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SEP 30 2013

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UNITED STATES
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FORM SE

FORM FOR SUBMISSION OF PAPER FORMAT EXHIBITS BY EDGAR ELECTRONIC FILERS

Bolivarian Republic of Venezuela
Exact name of registrant as specified in charter

0000103198
Registrant CIK Number

Exhibit C to Form 18-K for fiscal year ended December 31, 2012
Electronic report, schedule or registration statement of which the documents are a part (give period of report)

N/A
SEC file number, if available

S-____________________
(Series identifier(s) and name(s), if applicable; add more lines as needed)

C-____________________
(Class (contract) identifier(s) and name(s), if applicable; add more lines as needed)

Fiscal year ended December 31, 2012
Report period (if applicable)

____
Name of Person Filing the Document (If other than the Registrant)

Identify the provision of Regulation S-T (§232 of this chapter) under which this exhibit is being filed in paper (check only one):

______ Rule 201 (Temporary Hardship Exemption)

______ Rule 202 (Continuing Hardship Exemption)

__X__ Rule 311 (Permitted Paper Exhibit)

SIGNATURES

The Registrant has duly caused this form to be signed on its behalf by the undersigned, thereunto duly authorized, in the Caracas, Venezuela, on Sept 30, 2013.

BOLIVARIAN REPUBLIC OF VENEZUELA

By: [signature]

Beatriz H. Bolívar F.
Head of the National Public Credit Office of the Ministry of Popular Power for Finance of the Bolivarian Republic of Venezuela

República Bolivariana de Venezuela — Oficina Nacional de Crédito Público — Ministerio del Poder Popular de Planificación y Finanzas

The total number of pages is 11,472

The exhibit list is on page 3

EXPLANATORY NOTE

The sole purpose of this submission on Form SE is to file with the Securities and Exchange Commission Exhibit C to the Bolivarian Republic of Venezuela's Annual Report on Form 18-K for the year ended December 31, 2012 pursuant to Rule 306(c) of Regulation S-T under the Securities Act of 1933, as amended.

EXHIBIT INDEX

Exhibit

C. Copy of the 2013 Annual Budget of the Bolivarian Republic of Venezuela (in Spanish).

EXHIBIT C

FOLDER BREAK

Folder: Venezuela Budget 2013\Venezuela Budget 2013\ONAPRE 2013\a) Exposición de Motivos

FOLDER BREAK

Filename: Exposición de Motivos 2013.pdf

REPÚBLICA BOLIVARIANA DE VENEZUELA

EXPOSICIÓN DE MOTIVOS DEL PROYECTO DE LEY DE PRESUPUESTO PARA EL EJERCICIO FISCAL 2013

EXPOSICIÓN DE MOTIVOS 2013

ÍNDICE DE CONTENIDO

ÍNDICE DE CONTENIDO

ÍNDICE DE CUADROS

EXPOSICIÓN DE MOTIVOS 2013

ÍNDICE DE CUADROS

CAPÍTULOS

7. ÁMBITO REGIONAL

8. CUENTA – AHORRO – INVERSIÓN – FINANCIAMIENTO (CAIF) DE LA REPÚBLICA AÑO 2013

9. EFECTOS ECONÓMICOS DEL PRESUPUESTO

ÍNDICE DE GRÁFICOS

EXPOSICIÓN DE MOTIVOS 2013

ÍNDICE DE GRÁFICOS

CAPÍTULOS

1. RESUMEN EJECUTIVO

3. ASPECTOS GENERALES

7. ÁMBITO REGIONAL

Capítulo 1
RESUMEN EJECUTIVO

EXPOSICIÓN DE MOTIVOS 2013

Capítulo 1

RESUMEN EJECUTIVO

En cumplimiento con lo establecido en el Artículo 38 de la Ley Orgánica de la Administración Financiera del Sector Público, el Ejecutivo Nacional presenta a la Asamblea Nacional el Proyecto de Ley de Presupuesto para el ejercicio fiscal 2013, formulado en coherencia con las Líneas Generales del Proyecto Nacional Simón Bolívar - Primer Plan Socialista 2007-2013 y los lineamientos del Plan Operativo Anual Nacional.

Este Proyecto de Ley de Presupuesto responde a la necesidad de desplegar esfuerzos dirigidos a consolidar el avance en la construcción y afianzamiento del Socialismo Bolivariano, profundizando la democracia participativa y protagónica, que haga irreversible el tránsito hacia el socialismo como alternativa al sistema destructivo y salvaje del capitalismo, permitiendo asegurar la "mayor suma de seguridad social, mayor suma de estabilidad política y la mayor suma de felicidad" para nuestro pueblo.

Dentro de este contexto, el escenario presupuestario mantendrá el principio de prudencia en la estimación de los ingresos petroleros, que ha permitido moderar los efectos contraproducentes de la alta volatilidad que caracteriza al mercado internacional de hidrocarburos y de los shocks mundiales adversos derivados de la crisis sistémica de las economías de los llamados países desarrollados, que por su dimensión, exige anticipar acciones para minimizar sus impactos en la economía nacional.

Asimismo, como parte de la política presupuestaria se contempla la optimización de la recaudación de las rentas internas, en conjunción con los criterios de sensatez, austeridad y maximización de la eficiencia del gasto.

A estos efectos, el Ejecutivo Nacional prevé la aplicación de un conjunto de nuevas acciones, así como intensificar aquellas que han generado resultados socioeconómicos significativos y apreciables en la actualidad, a fin de incidir y seguir avanzando en los objetivos de moderación y control en los niveles de inflación, generación de empleos y crecimiento económico sostenido.

En este orden de ideas, en el cuadro N° 1-1 se presentan las metas macroeconómicas previstas para el ejercicio fiscal 2013, teniendo como referencia los lineamientos generales antes señalados:

CUADRO N° 1-1
METAS MACROECONÓMICAS
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013

CONCEPTOS	2013
PIB Nominal (MM Bs.)	1.848.147,9
Tasa de crecimiento del PIB Real (%)	6,0
Tasa de inflación anualizada (%)	14-16
Tipo de cambio (Bs. /USD)	4,30
Precio promedio de exportación de la cesta petrolera (USD/b)	55,0

En base a estos fundamentos, las acciones a realizar durante el ejercicio fiscal 2013 estarán encauzadas principalmente a:

Continuar con los programas de inversión a través de las Grandes Misiones: Vivienda, Agro Venezuela, Saber y Trabajo, con las que se prevé mantener el dinamismo del aparato productivo.

Impulsar el desarrollo y fortalecimiento del modelo de producción endógeno, constituido fundamentalmente por las empresas de producción social, unidades productivas familiares, cooperativas y demás formas de organización socioproductivas que se constituyan en el seno de la comunidad, como entidades económicas dedicadas a la producción de bienes y servicios con criterios de planificación participativa y protagónica.

Asegurar en pro de la Nación y beneficio del pueblo el pleno control político, económico y social de las actividades contenidas en la cadena de valor de los hidrocarburos.

Continuar impulsando los planes estratégicos de Pdvsa, desarrollar el potencial gasífero en tierra firme y costa afuera del país, con el fin de atender el suministro nacional, apalancar la industria petroquímica, construir el nuevo modelo productivo y propiciar la integración energética de América Latina y el Caribe.

Impulsar el desarrollo industrial en la cadena de valor de los hidrocarburos, particularmente en lo relacionado con la actividad industrial de manufactura de combustibles, así como también de la actividad industrial de transformación petroquímica con base en gas natural, carbón y refinación, promoviendo el desarrollo endógeno y la participación nacional a través de unidades de producción socialista.

Adelantar proyectos de fortalecimiento de la infraestructura eléctrica nacional con el objeto de ampliar y mejorar la red de generación, transmisión y distribución eléctrica; así como de promoción del uso eficiente de la energía y de aprovechamiento de otras fuentes de energías, a fin de diversificar la matriz energética, para así proteger y conservar el medio ambiente.

Continuar con la ejecución del Plan Nacional de Desarrollo Ferroviario trazado para el período 2006-2030, así como seguir desarrollando los planes de expansión al sistema de transporte público.

Promover la integración de los sistemas de transporte y comunicaciones, para articular el territorio nacional mediante corredores multimodales de infraestructura con presencia acuática y aérea, orientados a mejorar las condiciones de hábitat de los asentamientos humanos, así como fortalecer las ciudades intermedias.

Dar continuidad a los proyectos de inversión y gestión pública, orientados al logro de un equilibrio ambiental con el desarrollo económico, político y social del país.

Aplicar medidas puntuales dirigidas al sector agrícola, tales como: Realizar diagnóstico de la infraestructura rural en lo que respecta a la vialidad y sistema de riego, viabilizar el acceso de los pequeños y medianos productores al crédito financiero para convertir su actividad en generadora de productividad; dotar de maquinarias, insumos y servicios para la producción; fomentar y desarrollar la producción primaria agrícola, vegetal, pecuaria, acuícola, pesquera y forestal; capacitar a los productores para la agricultura sustentable, mejorar los servicios de sanidad agropecuaria y de los alimentos, fomentar la investigación y desarrollo para garantizar la soberanía alimentaria, entre otras.

Promover los modelos de producción diversificados, a partir de la agricultura familiar, campesina, urbana, periurbana e indígena, recuperando, validando y divulgando modelos tradicionales y sostenibles de producción.

Desencadenar nuestro potencial agro-productivo, manteniendo el impulso al desarrollo del sector agrario, mediante la ejecución de proyectos orientados a incentivar la construcción, rehabilitación, mantenimiento y mejoras de la vialidad agrícola, haciendo énfasis en los ejes de desconcentración territorial a nivel nacional, con el propósito de mejorar las vías de penetración, desde las áreas de producción hacia los centros de distribución y/o consumo, así como mejorar el acceso de los servicios básicos, aumentando la posibilidad de desarrollo económico de las zonas rurales.

Fortalecer la capacidad de las reservas alimentarias del país y así apoyar el incremento y la consolidación de la soberanía y seguridad alimentaria. En este sentido, la Misión Alimentación dirigirá sus acciones a dar continuidad a los proyectos orientados a garantizar la disponibilidad y el acceso a los alimentos a toda la población venezolana, con énfasis en el grupo de población más vulnerable.

Crear, consolidar y apoyar los centros de distribución locales, y en las grandes ciudades, de venta y distribución directa de productos de consumo directo, garantizando el acceso por parte de la población, y una remuneración justa al trabajo campesino, incentivando el desarrollo del comercio de exportación.

Ejecutar acciones que fomenten la inversión hacia las cadenas productivas de los sectores estratégicos y con ventajas comparativas, como los sectores del acero, hierro, aluminio, forestal y petroquímico. De igual forma, se mantendrá el Plan de Inversión Pública (PIP), el cual define los proyectos a ser considerados como estructurantes e intermedios en los ejes de desarrollo.

Contribuir con el desarrollo endógeno del sector productivo del país a través de la protección de la industria nacional, aplicando políticas e instrumentos legales que impidan las prácticas monopólicas y de abuso de posición de dominio de empresas nacionales e internacionales.

Fortalecer el sistema alternativo de comercialización y distribución de bienes y servicios en términos de cantidad, calidad, oportunidad y precio justo.

Afianzar los espacios alternativos de integración e intercambio comercial del país en los mercados mundiales.

Potenciar la investigación, desarrollo e innovación desde la visión integradora de la ciencia, tecnología e innovación, conjuntamente con las comunidades y unidades productivas, impulsando el tejido socio-productivo nacional que permita garantizar la soberanía y satisfacción de las necesidades del pueblo.

Fortalecer la actividad científica, tecnológica y de innovación, para el aprovechamiento efectivo de las potencialidades y capacidades nacionales, el desarrollo sustentable y la satisfacción de las necesidades sociales, orientando esta actividad hacia áreas estratégicas definidas como prioritarias para la solución de los problemas sociales.

Garantizar el acceso, uso y apropiación de las tecnologías de telecomunicaciones e informática en la población venezolana como herramienta que posibilite el disfrute del buen vivir.

Fortalecer la presencia del país a escala internacional, así como el afianzamiento de los vínculos políticos, socioeconómicos, culturales, científicos y tecnológicos con áreas geoestratégicas del mundo.

Promover la cultura como materia de interés público nacional, estadal y municipal, a través de mecanismos que faciliten la desconcentración regional y local de las entidades culturales nacionales, así como asegurar el acceso a la cultura por parte de toda la población y contribuir a fomentar el diálogo intercultural, estableciendo formas de integración en el desarrollo cultural que propicien la participación de los ciudadanos y organizaciones culturales.

Desarrollar acciones que garanticen la planificación y seguimiento del proceso de municipalización y territorialización de la educación universitaria, a fin de contribuir al desarrollo regional y nacional, mediante mecanismos de participación protagónica de las redes comunitarias universitarias.

Cumplir los objetivos de Desarrollo del Milenio, enfatizando en la superación de la pobreza y el hambre.

Avanzar en la aplicación de la justicia en materia de trabajo, con base en los principios constitucionales y garantizando la protección del proceso social del trabajo y de los derechos de los trabajadores y trabajadoras. En este sentido, se prevé la implementación plena de la estructura financiera orientada a la cancelación paulatina de la deuda laboral por concepto de prestaciones sociales, mediante la operatividad del Fondo Nacional de la Clase Obrera, S.A. y el Fondo Nacional de Prestaciones Sociales, S.A.

Continuar impulsando las Misiones Hijos de Venezuela y en Amor Mayor, brindando atención especial a sectores de la población económicamente vulnerables, que viven en hogares cuyos ingresos son menores al salario mínimo.

Continuar con la consolidación de la nueva institucionalidad del Sistema Público Nacional de Salud, basado en el exitoso programa de la Misión Barrio Adentro, como eje integrador con un modelo de atención dirigido a garantizar las condiciones promotoras de la calidad de vida y salud.

Seguir en el proceso de inclusión del ciudadano en todos los aspectos del quehacer social, contando para ello con el resto de las misiones, como primer mecanismo de transferencia directa de recursos que redunda en el incremento y mejoramiento de las condiciones del nivel de vida, abriendo espacios a las oportunidades de participación, factores indispensables del crecimiento sostenido con equidad. En este orden de ideas, la continuidad en el abordaje de algunos problemas sociales desde la perspectiva de género, permitirá fortalecer y ampliar los marcos teóricos y conceptuales, para la obtención de mejores resultados en la implementación de políticas de equidad e inclusión social.

Avanzar en materia de seguridad ciudadana, mediante la implementación del nuevo modelo policial con el cual se ejecutaran programas integrales que permiten disminuir los factores de riesgo asociados a la violencia y la delincuencia a través de los diferentes organismos de seguridad del Estado, en articulación con las organizaciones sociales y comunitarias.

En síntesis, el Gobierno Bolivariano continuará impulsando el desarrollo de la economía con énfasis en lo social, en un contexto de cambios estructurales profundos encaminados hacia la construcción y consolidación del modelo productivo socialista.

1.1 Estructura Presupuestaria

El Proyecto de Ley de Presupuesto para el ejercicio fiscal 2013, asciende a la cantidad de Bs. 396.406,7 millones, y representa el 21,4 por ciento del PIB esperado.

En el cuadro N° 1-2 se presenta la distribución de los recursos y egresos del referido Proyecto de Ley de Presupuesto.

CUADRO N° 1-2
CLASIFICACIÓN ECONÓMICA
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

CONCEPTOS	MONTOS
Ingresos y Fuentes de Financiamiento	**396.406,7**
Ingresos corrientes	300.919,6
Fuentes de financiamiento	95.487,1
Gastos y Aplicaciones Financieras	**396.406,7**
Gastos corrientes	299.639,0
Gastos de capital e Inversión Financiera	87.405,7
Aplicaciones financieras	9.362,0

1.1.1 Presupuesto de Ingresos y Fuentes de Financiamiento de la República

El presupuesto de ingresos y fuentes de financiamiento asciende a Bs. 396.406,7 millones, de los cuales Bs. 300.919,6 millones están conformados por los ingresos corrientes y Bs. 95.487,1 millones corresponden a fuentes de financiamiento.

Los ingresos corrientes ordinarios, están constituidos por los recursos de origen petrolero que ascienden a Bs. 83.179,6 millones, que representan 21,0 por ciento del financiamiento total, los ingresos de origen interno, que alcanzan a Bs. 217.203,2 millones y representan 54,8 por ciento del total, y los ingresos del hierro y otros minerales, que al ubicarse en Bs. 536,8 millones equivalen al 0,1 por ciento del total de recursos.

Las fuentes de financiamiento comprenden las operaciones de crédito público por Bs. 95.356,8 millones y los reintegros al tesoro nacional, correspondientes a remanentes de fondos de años anteriores de los diferentes organismos de la República, por la cantidad de Bs. 130,3 millones.

Las referidas operaciones de crédito público están discriminadas en: Bs. 33.040,9 millones por servicio de la deuda pública nacional, Bs. 42.315,9 millones para proveer recursos dirigidos a proyectos de inversión y Bs. 20.000,0 millones por gestión fiscal; cuyo objetivo es brindar el financiamiento complementario que demandan los organismos del sector público para dar cumplimiento a los objetivos y metas propuestas para el ejercicio fiscal 2013.

A continuación en el gráfico N° 1-1, se presenta la composición del presupuesto de recursos para el ejercicio fiscal 2013.

Gráfico N° 1-1
Presupuesto de Ingresos y Fuentes de Financiamiento de la República
(Estructura porcentual)
Año 2013


Ingresos Corrientes Internos (Impuestos, tasas y otros ordinarios internos) 54,8%
Ingresos del Hierro y Otros Minerales 0,1%
Fuentes de Financiamiento 24,1%
Ingresos Corrientes Petroleros 21,0%

1.1.2 Presupuesto de Gastos y Aplicaciones Financieras de la República

El presupuesto de gastos y aplicaciones financieras asciende a Bs. 396.406,7 millones. De este total, se contemplan gastos rígidos de la República por la cantidad de Bs. 166.334,2 millones, constituidos por Bs. 88.084,0 millones correspondientes a las asignaciones predeterminadas por disposiciones legales y Bs. 78.250,2 millones por el servicio de la deuda pública.

Asimismo, se estiman créditos presupuestarios para proyectos por endeudamiento por Bs. 42.315,9 millones y para gastos administrables Bs. 187.756,6 millones.

A continuación en el gráfico N° 1-2, se expone la distribución proporcional de los rubros referidos anteriormente:

Gráfico N° 1-2
Presupuesto de Gastos y Aplicaciones Financieras
(Estructura porcentual)
Año 2013


Gastos Administrables 47,4%
Asignaciones Legales 22,2%
Servicio de la Deuda Pública 19,7%
Proyectos por Endeudamiento 10,7%

La distribución económica del proyecto de presupuesto de gastos y aplicaciones financieras muestra la siguiente distribución: Bs. 299.639,0 millones para gastos corrientes, Bs. 87.405,7 millones para gastos de capital e inversión financiera, y por el lado de las aplicaciones financieras Bs. 9.362,0 millones para la disminución de pasivos.

Los gastos corrientes representan 75,6 por ciento del total de las asignaciones. Estos están constituidos por Bs. 99.852,0 millones para gastos de consumo, Bs. 68.026,0 millones destinados a gastos de la propiedad, Bs. 128.745,2 millones para las transferencias y donaciones corrientes, Bs. 3.009,2 millones para rectificaciones y Bs. 6,6 millones para otros gastos corrientes.

Los gastos de capital e inversiones financieras constituyen 22,0 por ciento del total de las asignaciones del proyecto de presupuesto, y están distribuidos en: inversión directa por Bs. 2.621,5 millones, transferencias y donaciones de capital por Bs. 84.330,0 millones y las inversiones financieras por Bs. 454,2 millones.

En tanto las aplicaciones financieras, que significan el 2,4 por ciento del total de las asignaciones presupuestarias, están discriminadas en Bs. 8.697,4 millones por concepto de amortización del servicio de la deuda pública y Bs. 664,6 millones que se destinarán a cancelar deudas por concepto de compromisos pendientes de ejercicios anteriores de los organismos de la Administración Pública (Ver cuadro N° 1-3).

CUADRO N° 1-3
CLASIFICACIÓN ECONÓMICA DE LOS GASTOS Y APLICACIONES FINANCIERAS DE LA REPÚBLICA
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

CONCEPTOS	MONTOS
Gastos y Aplicaciones Financieras	**396.406,7**
Gastos Corrientes	299.639,0
• Gastos de Consumo	99.852,0
• Gastos de la Propiedad	68.026,0
• Transferencias y Donaciones Corrientes	128.745,2
• Rectificaciones al Presupuesto	3.009,2
• Otros Gastos Corrientes	6,6
Gastos de Capital e Inversiones Financieras	87.405,7
• Inversión Directa	2.621,5
• Transferencias y Donaciones de Capital	84.330,0
• Inversión Financiera	454,2
Aplicaciones Financieras	9.362,0
• Amortización de la Deuda Pública	8.697,4
• Disminución de Otros Pasivos Financieros	664,6

Dentro de las políticas diseñadas por la Revolución Bolivariana, la política social juega un papel de vital importancia en la consumación de objetivos, como el de mejorar la calidad de vida, superar la pobreza, disminuir la inequidad y potenciar la cohesión social.

En este orden de ideas, en el cuadro N° 1-4 se presenta la distribución de las asignaciones presupuestarias por sectores sociales, derivada de la clasificación sectorial del Proyecto de Ley de Presupuesto para el ejercicio fiscal 2013.

CUADRO N° 1-4
SECTORES SOCIALES
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

CONCEPTOS	MONTOS
Educación	46.157,4
Seguridad Social	39.307,9
Salud	31.644,5
Desarrollo Social y Participación	19.505,7
Cultura y Comunicación Social	3.260,1
Vivienda, Desarrollo Urbano y Servicios Conexos	5.920,6
Ciencia y Tecnología	2.011,7

1.2 Ámbito Presupuestario del Proyecto de Ley Especial de Endeudamiento Anual

Del total previsto en el Proyecto de Ley Especial de Endeudamiento Anual para el ejercicio fiscal 2013, Bs. 33.040,9 millones corresponden a operaciones de crédito público cuyo objetivo es obtener recursos para el servicio de la deuda pública nacional, Bs. 42.315,9 millones se orientarán al financiamiento de los proyectos por endeudamiento de los entes del sector público encargados de su ejecución, y Bs. 20.000,0 millones por concepto de gestión fiscal.

Los proyectos de inversión que van a ser financiados con endeudamiento, estarán orientados principalmente a las áreas vinculadas a la defensa, transporte, energía eléctrica, ambiente, industrias, cultura, agricultura y tierras.

En lo referente a la gestión fiscal, el propósito fundamental será coadyuvar en la ejecución de las políticas públicas a ser implementadas por el Gobierno Nacional, en los sectores de competencia de cada uno de los órganos y entes públicos.

1.3 Ámbito Presupuestario Regional

En materia regional, en el ejercicio fiscal 2013 se seguirá avanzando y profundizando en el proceso de transformación hacia una nueva organización socio-territorial, fundamentada en los principios de integridad territorial, cooperación, solidaridad, concurrencia y corresponsabilidad.

En este sentido, prevalecerá la visión de desarrollar el sistema federal de gobierno fortaleciendo la integración territorial y la soberanía nacional, a través del desarrollo equilibrado de las regiones, impulsando actividades económicas que generen efectos de atracción e incentivos para reforzar el asentamiento poblacional, procurando con ello una distribución de la población cónsona con la utilización de las capacidades productivas del territorio.

Un desarrollo territorial fundamentado en la definición previa y planificada de una redistribución de la población, producción, infraestructura física, recursos y servicios; armonizada bajo criterios económicos, sociales, ambientales y de seguridad y defensa, en función del desarrollo de una auténtica democracia participativa y protagónica, con bases firmes para la transición hacia la nueva organización socio-territorial.

Este nuevo enfoque de desarrollo territorial, cuenta con instancias de planificación y coordinación de políticas como el Consejo Federal de Gobierno, los Consejos Estadales de Coordinación y Planificación de Políticas Públicas, los Consejos Locales de Planificación Pública, los Consejos de Planificación Comunal y los Consejos Comunales; encargados de la planificación y coordinación de las políticas y acciones para el desarrollo del proceso de descentralización y transferencia de competencias desde el Poder Nacional y de las Entidades Territoriales, hacia las organizaciones de base del poder popular.

Así mismo, las entidades político territoriales y organizaciones de base del poder popular, mediante el Fondo de Compensación Interterritorial como mecanismo de financiamiento, contarán con ingresos por Bs. 21.173,5 millones, donde los recursos que se le asignen serán discutidos y aprobados por el Consejo Federal de Gobierno, con base a los desequilibrios existentes en las regiones.

De igual forma, las regiones dispondrán de otras importantes fuentes de ingresos, como las derivadas del Situado Constitucional, por Bs. 60.183,9 millones, y los aportes especiales, como el proveniente de los aportes a los Estados y Municipios por transferencias de servicios por Bs. 6.750,3 millones, entre otros.

En el ámbito político territorial, se puede destacar la figura del Territorio Insular Francisco de Miranda, como nueva dependencia federal, que en el ejercicio de sus competencias para el ejercicio fiscal 2013, contará con recursos presupuestarios estimados en Bs. 400,0 millones, de los cuales destinarán Bs. 300,0 millones a proyectos de inversión social y productiva, y Bs. 100,0 millones a las acciones centralizadas.

Capítulo 2
INTRODUCCIÓN

EXPOSICIÓN DE MOTIVOS 2013

Capítulo 2

INTRODUCCIÓN

Atendiendo el mandato de la Constitución de la República Bolivariana de Venezuela en su artículo 313, y en concordancia a lo establecido en el artículo 38 de la Ley Orgánica de la Administración Financiera del Sector Público (Loafsp), el Ejecutivo Nacional presenta ante los honorables miembros de la Asamblea Nacional, el Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2013.

Los criterios de formulación y asignación presupuestaria están enmarcados dentro de las directrices estratégicas contenidas en las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007–2013, y recoge los proyectos de corto plazo expresado en el Plan Operativo Anual Nacional (POAN) 2013, y los Planes Operativos Institucionales.

Siendo el último año del Plan de Desarrollo Económico y Social de la Nación 2007–2013, el Proyecto de Ley de Presupuesto 2013 continua reflejando la participación eficiente del Estado en la economía, y se concibe como la oportunidad de mantener el vínculo y la continuidad fiscal y financiera, con el próximo Plan Nacional; orientando los esfuerzos a la consolidación de los programas implementados y las formas de gestión gubernamental instauradas en atención a la fundación de la República Bolivariana y Socialista.

De acuerdo al artículo 30 de la Loafsp, el Proyecto de Ley de Presupuesto está concebido bajo la siguiente estructura:

Título I: Disposiciones Generales.

Título II: Presupuesto de Ingresos y Gastos, y Operaciones de Financiamiento de la República.

Título III: Presupuesto de Ingresos y Gastos, y Operaciones de Financiamiento de los Entes Descentralizados Funcionalmente de la República sin Fines Empresariales. Este título esta conformado por la inclusión de 312 Entes.

Título IV: Distrito Capital y Territorio Insular Francisco de Miranda. Considerando en primer lugar lo establecido en el artículo 20 de la Ley Especial Sobre la Organización y Régimen del Distrito Capital, publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 39.156 del 13 de abril de 2009, y en segundo término, lo dispuesto en el artículo 3 de la Ley de Creación del Territorio Insular Francisco de Miranda, según Decreto N° 8.549 publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 39.797 del 10 de Noviembre de 2011, y en concordancia con los artículos 6 y 7 del reglamento que complementa dicha Ley, según Decreto N° 8.769 publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 39.840 del 11 de Enero de 2012.

El Proyecto de Ley de Presupuesto 2013, dirige sus objetivos en mantener la senda del crecimiento económico, fomentando la creación de las condiciones macroeconómicas favorables y una eficaz administración de los recursos que den cumplimiento a los objetivos trazados, todo ello para garantizar la estabilidad y el desarrollo nacional, de la salud, de la vida, de la educación, de la vivienda y de la seguridad para la nación.

La presente Exposición de Motivos explica la visión, objetivos y estrategias utilizadas en la metodología de las estimaciones de recursos y proyecciones de los egresos representadas por las cifras contenidas en el Proyecto de Ley de Presupuesto. Dicho documento proporciona la información necesaria para el análisis, discusión y sanción del Proyecto de Ley de Presupuesto 2013 por parte de los miembros de la Asamblea Nacional.

A fin de dar cumplimiento a lo establecido en el Artículo 29 del Reglamento N°1 de la Ley Orgánica de la Administración Financiera del Sector Público (Loafsp) sobre el Sistema Presupuestario, la presente Exposición de Motivos se estructura en nueve capítulos y un compendio de anexos estadísticos, los cuáles se resumen a continuación:

Capítulo I. Comprende el Resumen Ejecutivo, que sintetiza los conceptos, premisas macroeconómicas, cifras presupuestarias y los aspectos de la formulación más relevantes del Proyecto de Ley de Presupuesto 2013.

Capítulo II. Referido a la presente Introducción del documento en cuestión.

Capítulo III. Constituido por los Aspectos Generales, donde se exponen las consideraciones estratégicas que vinculan al presupuesto con la concepción ideológica del proyecto de país; además de los resultados obtenidos en el ámbito social y económico de la política económica del período fiscal precedente. Por último, se detallan los lineamientos y objetivos de política económica del presente ejercicio fiscal presupuestario.

Capítulo IV. Contiene las consideraciones de carácter metodológico y de política de formulación presupuestaria de recursos y de egresos.

Capítulo V. Contempla la información detallada de las estimaciones de los ingresos y fuentes de financiamiento de la República a los fines de sustentar la información considerada en el Capítulo I del Título II, del Proyecto de Ley de Presupuesto 2013.

Capítulo VI. Expresa los criterios de asignación en el presupuesto de gastos y aplicaciones financieras de la República a nivel institucional y de las diferentes clasificaciones del presupuesto.

Capítulo VII. Reseña los principales aspectos en el ámbito regional: Entidades Federales, Municipales y Regionales.

Capítulo VIII. Refiere al vínculo económico entre el presupuesto de recursos y de egresos, analizado a través de la Cuenta Ahorro - Inversión - Financiamiento de la República (CAIF) y de sus implicaciones financieras.

Capítulo IX. Establece los efectos económicos de corto plazo del Proyecto de Ley de Presupuesto para el ejercicio fiscal 2013, a fin de proporcionar el instrumental completo de análisis.

Capítulo 3
ASPECTOS GENERALES

EXPOSICIÓN DE MOTIVOS 2013

Capítulo 3

ASPECTOS GENERALES

3.1 Lineamientos Estratégicos

El Proyecto de Ley de Presupuesto para el ejercicio fiscal 2013, es un instrumento utilizado por el Estado para que en estrecha relación con la planificación económica, facilite la preservación de la soberanía sobre los recursos petroleros y demás recursos estratégicos, además de garantizar la autonomía sobre la distribución de los mismos, consolidando la canalización del ahorro, con el objeto de contar además con un nivel de activos suficiente para afrontar cualquier contingencia, que pueda amenazar el desarrollo social integral del país.

Descrito de esta forma, el Proyecto de Ley en referencia, requiere estrecha coherencia y coordinación con el enfoque estratégico de las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista 2007 – 2013, y con los lineamientos del Plan Operativo Anual Nacional (POAN), como un enlace entre las directrices del plan y las prioridades en la asignación de recursos, para ser implementadas en un año fiscal, siendo el presupuesto la última sección de la cadena.

Esta vinculación entre los lineamientos generales y el presupuesto, revela la forma dinámica que existe, entre la planificación y la cantidad de recursos destinadas al logro de los objetivos, metas y políticas definidas en las siete grandes directrices estratégicas, referidas a:

- Nueva Ética Socialista
- Suprema Felicidad Social
- Democracia Protagónica Revolucionaria
- Modelo Productivo Socialista
- Nueva Geopolítica Nacional
- Venezuela: Potencia Energética Mundial
- Nueva Geopolítica Internacional.

Los objetivos a desarrollar con el Proyecto Nacional Simón Bolívar, residen en servir de base para la transición al socialismo. La sociedad actual es una consecuencia de la construcción capitalista, no es una sociedad que se ha desarrollado sobre su propia base; por tanto, presenta todavía en todos sus aspectos, en el económico, en el moral y en el intelectual, el sello del viejo sistema de cuya entraña procede.

Por esta razón, este Proyecto ha trabajado en la misión de superar la ética del capital, y se ha centrado en la necesidad de una nueva moral colectiva, que sólo se puede alcanzar mediante la dialéctica de la lucha por la transformación material de la sociedad.

Se ha propuesto la ética cívica de una sociedad pluralista, que asume como propios un conjunto de valores y principios que pueden y deben ser universalizables, porque desarrollan y ponen en marcha la fuerza que convertirá a los hombres en ciudadanos justos y solidarios.

En este proceso de transformación ideológica, es necesario un cambio en el sistema económico imperante, dando paso a una sociedad más igualitaria y justa, con el propósito de seguir avanzando en la plena satisfacción de las necesidades básicas de nuestro pueblo.

Es por ello, que el Presupuesto es visto como un medio para canalizar los recursos materiales y procurar su mejor utilización, bajo una visión holística, cónsona con el compromiso adquirido desde el Gobierno Nacional, considerando cuáles son las necesidades reales de la población, y cómo se puede compatibilizar la satisfacción de éstas en el corto plazo con los objetivos estratégicos, cuyo logro permitirá el derrumbe de las barreras estructurales que impiden la construcción de una sociedad justa.

En este sentido, las asignaciones presupuestarias para el año 2013, se orientan a alcanzar la justicia social, sustentada en la profundización de la democracia económica, y el fortalecimiento de la economía social, la cual tendrá a su vez como principal objetivo, la atención de las necesidades de la población, particularmente en lo que concierne al derecho universal y constitucional de la educación, la alimentación, la salud, la vivienda, y el empleo, en un entorno de seguridad para seguir disminuyendo la exclusión social.

Por su parte, las misiones sociales, seguirán siendo el instrumento estratégico de la fase de transición, para continuar alcanzando de forma masiva y acelerada la inclusión social, en las dimensiones de salud y educación, enfrentando así las expresiones externas de desigualdad y pobreza.

En referencia a la democracia protagónica revolucionaria, el poder político restituye su carácter público, participativo y ético, cuyo principal sentido es la constitución de los espacios de civilidad, las instituciones y una política democrática, basada en una elevada conciencia social y en una activa y consciente participación ciudadana. Ésta se convierte en la expresión genuina y auténtica de la verdadera democracia.

Con respecto a la forma de organización productiva, el Gobierno Nacional continuará desarrollando y fortaleciendo el modelo de producción endógeno, cuyo núcleo central esté constituido fundamentalmente por las empresas de producción social, unidades productivas familiares, cooperativas y demás formas de organización socio productivas que se constituyan en el seno de la comunidad.

Cuando se habla de un nuevo modelo de producción, se entiende por un esquema radicalmente diferente a través del cual, es posible impulsar el desarrollo endógeno de las potencialidades nacionales, en un marco de nuevas relaciones de poder basadas en el control directo de los procesos productivos por parte de los trabajadores, en función de liberarlos de la explotación del capital y asegurar así la distribución social de los excedentes.

Se trata de una nueva forma de producir los bienes y servicios que se requieren para satisfacer las necesidades básicas y esenciales del pueblo en armonía con el cuidado del ambiente, la preservación de la salud de los trabajadores y las comunidades; el desarrollo equilibrado y proporcional de las regiones, estados, municipios y las comunas.

Este nuevo modelo, responde primordialmente a las necesidades humanas y no a las exigencias de la reproducción del capital. La creación de riqueza se destinará a satisfacer las necesidades básicas de toda la población de manera sustentable, y en consonancia con las propias exigencias de la naturaleza en cada lugar específico.

Es por esto que se promueven nuevas formas de propiedad sobre los medios de producción que estén orientadas al servicio de los ciudadanos. Y, con base en la autogestión, la comunidad organizada podrá controlar directamente la producción en función de las

necesidades básicas y esenciales de la población, garantizando la inversión social de los excedentes.

Se seguirá con el establecimiento de las bases para el desarrollo territorial desconcentrado, mediante la incorporación de espacios y actividades productivas, bajo regímenes de producción social y asociativos, donde la participación protagónica subscriba las nuevas relaciones de producción, cuyos resultados sean acumulables, y favorezcan la modificación de los patrones de asentamiento, dando un importante impulso a la consolidación de los consejos comunales, tal como se establece en la Ley Orgánica para la Gestión Comunitaria de Competencias, Servicios y Otras Atribuciones, publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 6.079 Ext. de fecha 15/06/2012.

En lo relativo a la condición de potencia energética mundial, se mantendrá la política de maximización de la captación de la renta en todas las fases del proceso; se apoyará la inversión en investigación y desarrollo tecnológico en materia de hidrocarburos y energía eléctrica; se promoverá el uso racional y eficiente de la energía; se ampliará y mejorará la red de transmisión y distribución de la electricidad; se preservará y mejorará el ambiente y la calidad de vida de las comunidades; y por último, se seguirá desempeñando un papel protagónico en el proceso de la unidad latinoamericana y caribeña.

En este sentido, durante el año 2013 se prevé continuar las acciones dirigidas a mantener las relaciones soberanas ante el bloque hegemónico mundial; consolidar la integración con países de América Latina y el Caribe; favorecer las relaciones solidarias con otros países en desarrollo; avanzar en la transformación de los sistemas multilaterales de cooperación e integración, mundial, regional y local; fortalecer las bases institucionales para un nuevo orden de integración financiera y establecimiento del comercio justo; así como profundizar el intercambio cultural y la independencia científica y tecnológica; entre las más relevantes.

3.2 Resultados obtenidos de los lineamientos y objetivos de Política Económica referidos a períodos anteriores

3.2.1 En el ámbito social

La política social está constituida por una serie de lineamientos que tienen por objetivo mejorar la calidad de vida, superar la pobreza, disminuir la inequidad y potenciar la cohesión social, procurando con ello, alcanzar el goce de los derechos y niveles mínimos de acceso a los bienes y servicios. La implementación de esta política se realiza a través de planes, normas, programas y proyectos, que determinan los procesos a seguir para lograr el objetivo esperado.

Estudios y análisis económicos sostienen, que durante el proceso de crecimiento y desarrollo de un país, se producen inevitablemente cambios en la distribución del ingreso. Anteriormente, el impacto distributivo generado por las políticas económicas, era frecuentemente analizado a través de la influencia de las mismas sobre la tasa de crecimiento. Actualmente, para mejorar la distribución del ingreso y reducir la pobreza, se valoran los aspectos cualitativos de dicho crecimiento, dado que la calidad del mismo, depende de la orientación de las políticas económicas, y la composición de los gastos públicos.

En este contexto, la opción más viable es concentrar esfuerzos para mejorar la gestión del gasto público tanto en términos de su productividad (hacer rendir cada unidad de gasto), como de su eficiencia (en la asignación y uso de los recursos).

Desde el año 2003, el Ejecutivo Nacional ha estado utilizando los ingresos petroleros para promover el desarrollo humano, así como luchar contra la pobreza y la exclusión social, mediante algo más de veinte (20) programas financiados por el Estado, conocidos como "misiones sociales".

Estos programas, están diseñados para cubrir las necesidades básicas de la población, mediante proyectos que brindan acceso gratuito a los servicios de salud, nutrición, educación, vivienda, capacitación laboral, entre otros.

En este sentido, se orientan a reducir la pobreza y la desigualdad, dos problemas que plagaron a Venezuela durante gobiernos anteriores. Es a través de estos programas, que se está proporcionando ayuda y oportunidades a sectores históricamente marginados, incluyendo zonas urbanas pobres y rurales, pueblos indígenas, madres solteras, personas con discapacidades, trabajadores del sector informal, entre otros.

A continuación se presentan algunos indicadores que demuestran categóricamente los avances en materia social, alcanzados por la Nación en años anteriores.

Las cifras publicadas por el Instituto Nacional de Estadística (INE), en cuanto al coeficiente de Gini, revelan que el promedio de desigualdad en Venezuela para el año 2011 se ubicó en 0,3902, con lo cual se reconoce un notable avance respecto a los esfuerzos por hacer más igualitaria la sociedad venezolana.

El coeficiente de Gini es un sistema de medición de la desigualdad de los países y su valor oscila entre cero (0) y uno (1); a medida que el valor de acerque a cero la desigualdad es menor y viceversa.

En el año 2002, este coeficiente se ubicó en 0,4938 disminuyendo para el año 2011 a 0,3902 demostrando así una tendencia a la igualdad en la distribución del ingreso (ver gráfico N° 3-1). El valor más alto es precisamente el del año 2002 y el más bajo, el presentado en el año 2010, con un coeficiente de 0,3898.

Gráfico N° 3-1
Evolución del coeficiente de Gini
(Período I semestre 2002 – I semestre 2011)


0,5500
0,5000
0,4500
0,4000
0,3500
Coeficiente
0,4938
0,4811
0,4559
0,4748
0,4422
0,4237
0,4099
0,4183
0,3898
0,3902
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
I Semestre
Coeficiente de gini

Fuente: Instituto Nacional de Estadística (INE).

La medición de la pobreza mediante el método de las necesidades básicas insatisfechas (NBI), se fundamenta en un conjunto de necesidades que se consideran básicas para el bienestar de los hogares. De tal manera que, pobreza se define como la situación de aquellos hogares que no logran reunir de manera relativamente estable, los recursos necesarios para satisfacer las necesidades básicas de sus miembros.

Las necesidades que se toman en cuenta para elaborar este método son: inasistencia escolar, hacinamiento crítico, vivienda inadecuada, carencia de servicios básicos y alta dependencia económica, cuando los hogares carecen de una de ellas se consideran pobres, y cuando no poseen dos o más se refiere a pobres extremos.

Al cierre del primer semestre del año 2011, y según estimaciones presentadas por el INE, el porcentaje de hogares en situación de pobreza extrema se situó en 6,8 por ciento, es decir, 0,9 puntos porcentuales por debajo del registrado en el primer semestre del año 2010 (ver gráfico N° 3-2).

Gráfico N° 3-2
Evolución de los hogares en situación de pobreza extrema, según el método necesidades básicas insatisfechas
(Período I semestre 2002 – I semestre 2011)


15,0
13,0
11,0
9,0
7,0
5,0
3,0
Porcentajes
13,0
12,7
12,2
10,1
9,0
8,4
8,5
7,9
7,7
6,8
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
I Semestre
Hogares en situación de pobreza extrema

Fuente: Instituto Nacional de Estadística (INE).

La disminución observada en la situación de los hogares pobres extremos, se evidencia específicamente cuando se analiza cada una de las variables que integran el método de necesidades básicas insatisfechas, donde el indicador que ha experimentado una mayor mejora, ha sido el de hogares sin servicios básicos, el cual ha disminuido en 7,4 puntos porcentuales al pasar de 17,1 por ciento en el año 2002 a 9,7 por ciento en el primer semestre del año 2011, lo cual es reflejo de la política de inclusión que ha desempeñado el Gobierno Nacional.

Individualmente al comparar contra el año 2010, tales variables reflejan lo siguiente: el indicador referido a los hogares con hacinamiento crítico disminuyó 1,1 punto porcentual; los hogares con viviendas inadecuadas registraron 0,7 puntos porcentuales menos que en el año 2010; los hogares sin servicios básicos se redujeron en 1,9 puntos porcentuales; y los hogares con alta dependencia económica también disminuyeron en 0,2 puntos porcentuales.

Durante la serie en estudio, el comportamiento de cada una de las variables que conforman el método NBI, provocaron una disminución de la pobreza extrema de 6,2 puntos porcentuales desde el año 2002 al 2011.

Gráfico N° 3-3
Hogares con niños que no asisten a la escuela
(Período I semestre 2002 – I semestre 2011)


2,00
1,50
1,00
0,50
0,00
Porcentajes
1,85
1,89
1,52
1,43
1,08
0,89
0,98
1,10
0,83
0,93
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
I Semestre
Hogares con niños que no asisten a la escuela

Fuente: Instituto Nacional de Estadística (INE).

Gráfico N° 3-4
Hogares con hacinamiento crítico
(Período I semestre 2002 – I semestre 2011)


18,00
16,00
14,00
12,00
10,00
8,00
Porcentajes
16,40
16,20
15,70
14,10
14,10
12,90
11,80
11,40
11,20
10,13
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
I Semestre
Hogares con hacinamiento crítico

Fuente: Instituto Nacional de Estadística (INE).

Gráfico N° 3-5
Hogares en viviendas inadecuadas
(Período I semestre 2002 – I semestre 2011)


10,0
9,0
8,0
7,0
6,0
5,0
4,0
Porcentajes
9,5
9,2
8,8
8,1
7,8
7,2
6,9
6,5
6,5
5,8
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
I Semestre
Hogares en viviendas inadecuadas

Fuente: Instituto Nacional de Estadística (INE).

Gráfico N° 3-6
Hogares sin servicios básicos
(Período I semestre 2002 – I semestre 2011)


19,0
17,0
15,0
13,0
11,0
9,0
7,0
Porcentajes
17,1
16,3
15,7
12,0
8,7
10,5
11,4
11,0
11,6
9,7
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
I Semestre
Hogares sin servicios básicos

Fuente: Instituto Nacional de Estadística (INE).

Gráfico N° 3-7
Hogares con alta dependencia económica
(Período I semestre 2002 – I semestre 2011)


7,0
6,5
6,0
5,5
5,0
4,5
4,0
3,5
3,0
2,5
2,0
Porcentajes
5,7
5,5
5,4
5,1
4,6
4,4
4,0
4,4
3,7
3,5
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
I Semestre
Hogares con alta dependencia económica

Fuente: Instituto Nacional de Estadística (INE).

En este mismo orden de ideas, se tiene el Índice de Desarrollo Humano (IDH), como un indicador compuesto que recoge las mediciones de los avances medios logrados por un país, en tres aspectos básicos del desarrollo humano: esperanza de vida, que refleja una existencia larga y saludable; nivel educacional, que resume los conocimientos adquiridos y, el ingreso per cápita, que indica la capacidad de acceso a los recursos para vivir dignamente.

El IDH define un valor mínimo y uno máximo para cada dimensión, y luego muestra la posición de cada país con relación a estos valores objetivos, expresados mediante un valor entre 0 y 1.

De acuerdo al Informe sobre el Desarrollo Humano 2011, publicado por el Programa de las Naciones Unidas para el Desarrollo (PNUD), Venezuela presenta un IDH de 0,735 (ver gráfico N° 3-8); ubicándola de acuerdo a las clasificaciones preestablecidas, en el **índice de desarrollo humano alto**.

El Estado tiene la capacidad de influir positivamente en el logro de los cambios que requiere la sociedad, para mejorar y promover un desarrollo humano más equitativo y sostenible, expresada a través de las políticas públicas, que logran materializarse en gran medida mediante la ejecución del gasto público, y especialmente el destinado a los sectores que atienden los servicios sociales.

Gráfico N° 3-8
Índice de desarrollo humano
(Período 2005 – 2011)


0,770
0,750
0,730
0,710
0,690
0,670
0,650
Índice
0,692
0,706
0,720
0,730
0,732
0,734
0,735
2005
2006
2007
2008
2009
2010
2011
Años
Índice de Desarrollo Humano

Fuente: Programa de las Naciones Unidas para el Desarrollo (PNUD).

El siguiente indicador, es utilizado para medir la calidad de vida, y se presenta como una estimación del promedio de años, que viviría un grupo de personas nacidas el mismo período – es decir, un año - si los movimientos en la tasa de mortalidad de una región evaluada se mantuviesen constantes.

Efectivamente, los logros obtenidos para mejorar la calidad de vida de la población, se demostraron con la evolución del índice de desarrollo humano. La evolución de los componentes de dicho índice, presentó la mejora en el año 2011 de una variable relacionada con la salud, específicamente la esperanza de vida al nacer que pasó de 74,12 a 74,30 años (ver gráfico N° 3-9).

Gráfico N° 3-9
Esperanza de vida al nacer
(Período 2002 – 2011)


74,50
74,00
73,50
73,00
72,50
72,00
71,50
Años
72,64
72,78
72,98
73,18
73,38
73,58
73,76
73,94
74,12
74,30
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
Años
Esperanza de vida al nacer

Fuente: Instituto Nacional de Estadística (INE).

Las políticas sociales orientadas a procurar el bienestar de la población infantil, garantizar el acceso a los alimentos y erradicar el hambre, han resultado en disminuir la desnutrición infantil en menores de 5 años, desde el año 2003 hasta el año 2010, manteniendo constante esta variable para el 2011.

En efecto, para el año 2003 la desnutrición infantil era de 5,3 por ciento y para el año 2010 fue de 2,9 por ciento (ver gráfico N° 3-10), es decir, se redujo 2,4 puntos porcentuales. Este resultado se puede interpretar de la siguiente manera: de cada 100 niños y niñas menores de 5 años, menos de 3 están mal nutridos y 97 están bien nutridos.

Entre los instrumentos de la política social implementada, se tiene el Programa de Alimentación Escolar (PAE), el cual garantiza la atención alimenticia y nutricional a la población de niños, niñas, adolescentes y jóvenes que forman parte del sistema educativo venezolano.

Además de ello, las cadenas de comercialización del Estado, conformada por la red Mercados de Alimentos (Mercal), la Productora y Distribuidora Venezolana de Alimentos (Pdval) y los Abastos Bicentenario, distribuyen los alimentos de primera necesidad a precios asequibles a la población venezolana.

Gráfico N° 3-10
Desnutrición infantil en menores de 5 años
(Período 2002 – 2011)


6,0
5,0
4,0
3,0
2,0
1,0
0,0
Porcentajes
4,8
5,3
5,2
4,6
4,5
4,2
3,6
3,3
2,9
2,9
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
Años
Desnutrición infantil en menores de 5 años

Fuente: Instituto Nacional de Estadística (INE).

En el gráfico N° 3-11, se presenta la evolución de la tasa de desocupación, como el porcentaje de la población desocupada con respecto a la población económicamente activa.

Las personas que se encuentran desocupadas son aquellas que, perteneciendo a la población económicamente activa, no se encuentra trabajando pero están buscando empleo.

Dentro de la población desempleada se encuentra quienes han perdido su empleo y aquellas personas que buscan trabajo por primera vez, es decir, los que desean incorporarse al mercado de trabajo.

La población desocupada en el mes de julio de 2012, fue de 1.065.947 personas (7,9%), mientras que en el mes de julio del año 2011 fue de 1.073.265 personas (8,0%), observándose una disminución de 0,1 puntos porcentuales.

Gráfico N° 3-11
Comportamiento de la tasa de desempleo
(Período julio 2003 – julio 2012)


20,0
18,0
16,0
14,0
12,0
10,0
8,0
6,0
4,0
2,0
0,0
Porcentajes
18,3
15,3
12,6
9,6
8,8
7,2
8,5
8,7
8,0
7,9
Julio 2003
Julio 2004
Julio 2005
Julio 2006
Julio 2007
Julio 2008
Julio 2009
Julio 2010
Julio 2011
Julio 2012
Tasa de desocupación

Fuente: Instituto Nacional de Estadística (INE).

Seguidamente en el gráfico N° 3-12, se muestra el comportamiento de la población ocupada formal e informal como proporción del total de la población ocupada. Como puede observarse, la evolución de ambas variables ha sido relativamente estable durante todo el período de estudio.

Una persona está ocupada en el sector formal cuando labora en empresas que tienen cinco personas empleadas o más, tanto del sector público como del sector privado. También se incluye a los trabajadores por cuenta propia profesionales universitarios.

Por otro lado, las personas que forman parte del sector informal son aquellas que laboran en empresas con menos de cinco personas empleadas (incluido el patrono), servicio doméstico, trabajadores por cuenta propia no profesionales (tales como vendedores, artesanos, conductores, pintores, carpinteros, buhoneros, entre otros), y ayudantes o auxiliares que no son remunerados y que trabajan 15 horas o más semanalmente.

La población ocupada en el sector formal, en el mes de julio de 2012, fue de 7.253.585 personas (58,4%), mientras que en el mismo mes del año 2011 fue de 6.991.628 personas (57,0%), observándose un aumento de 261.957 personas, representando un incremento de 1,4 puntos porcentuales.

De la misma manera, la población ocupada del sector informal, en julio de 2012, fue de 5.174.189 personas (41,6%), mientras que en el mes de julio del año 2011 fue de 5.276.760 personas (43,0%), presentándose una disminución de 102.571 personas.

El descenso observado en la tasa de desempleo, así como la evolución positiva de la población ocupada formal, comprueba la recuperación económica que se está suscitando en el sector real, con resultados positivos en la generación de empleo especialmente en el sector formal de la economía.

Gráfico N° 3-12
Comportamiento de la población ocupada formal e informal
(Período julio 2011 – julio 2012)


65,00
60,00
55,00
50,00
45,00
40,00
35,00
Porcentajes
jul
ago
sep
oct
nov
dic
ene
feb
mar
abr
may
jun
jul
2011
2012
Mensual
Formal
Informal

Fuente: Instituto Nacional de Estadística (INE).

En el gráfico N° 3-13, se aprecia el comportamiento del porcentaje de participación del gasto social respecto al gasto acordado y gasto social por habitante, todos en términos reales.

El gasto social presupuestario está definido como aquella parte de las asignaciones públicas contenidas en el Presupuesto de la Nación, destinado al financiamiento del gasto en educación, salud, seguridad social, vivienda, seguridad y defensa, entre otras.

Como instrumento de política económica, este gasto permite canalizar el financiamiento de la política social, teniendo como fin primordial la incidencia progresiva en la distribución equitativa del ingreso.

Durante toda la serie de estudio se observa un comportamiento relativamente homogéneo en la participación del gasto social con respecto al total de gasto acordado presupuestario, y el gasto social por habitante.

Para el año 2012, la participación del gasto social con respecto al total de gasto acordado presupuestario fue del 44,7 por ciento, disminuyendo 4,8 puntos porcentuales con relación al año previo. Por su parte, el gasto social por habitante disminuyó 48,0 puntos en comparación con el año 2011.

Esta disminución se explica en parte, por la mayor reasignación de recursos destinados al financiamiento del sector construcción, que si bien no constituye un gasto social directo, representa edificaciones que van a mejorar la situación habitacional en la que se encuentra una parte de la población, otorgándoles viviendas dignas y equipadas.

Los resultados obtenidos en cada uno de los indicadores sociales anteriormente citados, demuestran que una disminución de la asignación presupuestaria, solo comprueba una orientación de los recursos hacia este sector.

En efecto, los resultados obtenidos en el coeficiente de Gini, en la pobreza extrema, y en el desarrollo humano, ratifican el mejor uso de las políticas sociales y económicas que ha venido implementando el Ejecutivo Nacional, en educación, salud, alimentación, vivienda, las ayudas directas e incorporación paulatina de personas anteriormente excluidas del sistema de pensiones y jubilaciones.

Por otro lado, es necesario señalar que una parte importante del gasto social es ejecutado por organismos descentralizados, en especial Petróleos de Venezuela, S.A. (Pdvsa) y el Fondo de Desarrollo Nacional (Fonden) S.A., y aunque este financiamiento se encuentra reflejado en sus presupuestos y estados financieros, no están recogidos en el Presupuesto de la República, hecho que indica una cantidad mayor de recursos destinados al gasto social recogido en el Presupuesto, no expresados en el gráfico N° 3-13.

Gráfico N° 3-13
Porcentaje de participación del gasto social real respecto al gasto acordado real y gasto social por habitante, en términos reales
(Período Dic. 2003 – Dic. 2012)


Porcentaje de participación del Gasto Social real en el Gasto Acordado real
Bs. constantes (año base 1997) x persona
60,0
50,0
40,0
30,0
20,0
10,0
0,0
300,0
250,0
200,0
150,0
100,0
50,0
0,0
168,2
190,1
201,1
263,4
263,6
280,2
264,1
228,6
271,3
223,3
40,6
44,9
47,7
50,1
49,5
44,7
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
Años
%Participación del Gasto Social real
Gasto social por habitante

Fuente: Oficina Nacional de Presupuesto (Onapre) – MPP de Planificación y Finanzas.
Nota: Año 2012 agosto real – resto del año estimado.

En conclusión, el Gobierno Nacional durante estos años de Revolución Bolivariana, ha implementado una serie de reformas económicas y estructurales orientadas a la consolidación de la transformación del sistema socio productivo, asegurando la oferta de servicios a las comunidades anteriormente excluidas de las redes tradicionales de atención en educación, salud, vivienda y empleo, reduciendo las inequidades sociales, e incrementando la productividad.

3.2.2 En el ámbito económico

Durante el año 2011, el hecho económico de mayor significación, fue la prolongación del deterioro del sistema capitalista, suceso que se inicia desde el año 2008 con la crisis financiera mundial. La incapacidad del referido sistema para atenuar los efectos socioeconómicos, se observó en la desaceleración de la tasa de crecimiento de la economía mundial.

En efecto, la actividad de las economías industrializadas presentó un menor dinamismo, en un contexto en el que la agudización de la crisis fiscal de algunos países de la Eurozona

causó un deterioro de los niveles de confianza, indujo una tendencia a la baja de los indicadores bursátiles, se evidenció la fragilidad conceptual financiera, sobre la cual se sustentaba su sistema de seguridad social, y reavivó los problemas en los mercados financieros y crediticios.

En este contexto de crisis económica internacional, el Banco Central de Venezuela (BCV) en coordinación con el Ejecutivo Nacional, diseñaron políticas que brindaron estímulos financieros para la inversión productiva, y los planes especiales de construcción de viviendas con el propósito de apalancar la producción nacional.

Al cierre del ejercicio fiscal 2011, la economía venezolana mostró una importante recuperación, al observarse tasas de crecimiento significativas en la mayoría de las actividades económicas que componen el producto interno bruto (PIB) real. De esta forma, se consolida la recuperación que viene reportando el aparato productivo desde finales de 2010.

En este sentido, y conforme a las cifras publicadas por el BCV, el PIB real anual del año 2011 registró una expansión de 4,2 por ciento, superando el -1,5 por ciento presentado en el año 2010.

Estimaciones preliminares del PIB a precios constantes, reportan un significativo crecimiento de 5,4 por ciento en el segundo trimestre de 2012, respecto a similar período del año anterior, caracterizado por el auge de la mayoría de las actividades económicas. Al integrar este desempeño con el alza de 5,8 por ciento correspondiente al primer trimestre, se obtiene un aumento de 5,6 por ciento en el primer semestre del año 2012 (ver gráfico N° 3-14).

Este comportamiento es consecuencia primordialmente, de la mayor disponibilidad de bienes importados destinados a la producción, al consumo y la inversión; el mayor flujo crediticio por parte del sistema financiero público y privado, y a la política de construcción de unidades habitacionales en el marco de la Gran Misión Vivienda Venezuela, que se ha convertido en el principal motor de dinamismo de la actividad económica, promoviendo encadenamientos favorables hacia otros sectores de la economía, además de contribuir a una mayor demanda de empleo.

Gráfico N° 3-14
Tasa de crecimiento semestral del PIB real
(Período 2006 – 2012)


12,0
10,0
8,0
6,0
4,0
2,0
0,0
-2,0
-4,0
-6,0
Porcentajes
9,1
10,6
8,7
8,8
6,6
4,2
-1,0
-5,2
-3,2
0,1
3,6
4,7
5,6
I sem
II sem
2006
2007
2008
2009
2010
2011
2012
Semestres
Tasa de crecimiento del PIB real

Fuente: Banco Central de Venezuela (BCV).

Asimismo, como puede observarse en el gráfico N° 3-15, el comportamiento del PIB real es producto de la expansión económica determinada por el substancial incremento del sector no petrolero en 5,8 por ciento, y en menor proporción, al crecimiento de la actividad petrolera ubicada en 1,6 por ciento.

Gráfico N° 3-15
Tasas de crecimiento semestral del PIB real petrolero y no petrolero
(Período 2006 - 2012)


15,0
10,0
5,0
0,0
-5,0
-10,0
-15,0
Porcentajes
10,2
11,5
10,0
9,4
6,9
4,6
0,1
-3,3
-3,1
4,0
4,9
5,8
-0,6
-3,3
-5,5
-1,2
3,7
2,2
-4,9
-9,8
-0,7
0,8
-0,3
0,1
1,0
1,6
I sem
II sem
2006
2007
2008
2009
2010
2011
2012
Semestres
Tasa de crecimiento del PIB petrolero
Tasa de crecimiento del PIB no petrolero

Fuente: Banco Central de Venezuela (BCV).

Como se comentó anteriormente, la recuperación y posterior tendencia hacia el crecimiento que desde el año 2011 ha experimentado la actividad económica, fue incentivada entre otros factores, por la inversión pública en áreas de gran impacto social, como el sector construcción, que sirvió de motor para apalancar el crecimiento de otros sectores, así como la disponibilidad de una mayor oferta de divisas hacia áreas de importante impacto en la actividad económica.

Para el primer semestre de 2012, se observó un comportamiento positivo en la mayoría de las actividades no petroleras, en las que destacan los siguientes crecimientos: construcción 22,5 por ciento, transporte y almacenamiento 8,5 por ciento y comunicaciones 7,3 por ciento (ver gráfico N° 3-16).

En la recuperación del sector construcción, no solo influyó directamente el impulso generado en el sector habitacional por la puesta en marcha de la Gran Misión Vivienda Venezuela, sino también el crecimiento de la inversión, que se ubicó en 15,9 por ciento para el segundo trimestre.

Específicamente, esta actividad ha crecido significativamente por 2 semestres consecutivos, el segundo semestre de 2011 creció en 11,9 por ciento, y para el segundo semestre en 22,5 por ciento, como consecuencia de la mayor demanda de obras por parte del sector público, tanto del Gobierno General, como de las empresas petroleras y no petroleras.

La actividad referida a las comunicaciones, mantiene la tendencia al alza observada durante 17 semestres consecutivos, sustentada en esta oportunidad por la significativa expansión de los servicios de transmisión de datos, internet, telefonía y televisión por cable.

Gráfico N° 3-16
Tasas de crecimiento semestral de algunas actividades económicas del PIB real no petrolero
(Período 2006 – 2012)


36,0
32,0
28,0
24,0
20,0
16,0
12,0
8,0
4,0
0,0
-4,0
-8,0
-12,0
-16,0
-20,0
Porcentajes
I sem
II sem
2006
2007
2008
2009
2010
2011
2012
Semestres
Transporte y almacenamiento
Comunicaciones
Construcción
Actividad no petrolera

Fuente: Banco Central de Venezuela (BCV).

Visto el crecimiento desde la perspectiva de la posición institucional, el sector privado experimentó un crecimiento de 6,3 por ciento para el segundo trimestre (ver gráfico N° 3-17), con el impulso que imprimieron la mayoría de las actividades que lo conforman, con lo cual se extiende a 6 trimestres consecutivos de crecimiento de este componente. Por su parte, el sector público experimentó un alza de 2,8 por ciento, sustentado por la mayor prestación de servicios del Gobierno General, y por la evolución favorable de las actividades de comunicaciones y servicios financieros.

Gráfico N° 3-17
Tasas de crecimiento trimestral del PIB por sectores institucionales
(Período 2006 – 2012)


30,0
25,0
20,0
15,0
10,0
5,0
0,0
-5,0
-10,0
Porcentajes
I
II
III
IV
2006
2007
2008
2009
2010
2011
2012
Trimestres
PIB Total
PIB Público
PIB Privado

Fuente: Banco Central de Venezuela (BCV).

Por otro lado, el análisis del comportamiento del PIB, vía demanda agregada interna (DAI), explica varios de los factores que incidieron positivamente sobre la reactivación de la actividad (ver gráfico N° 3-18).

El resultado de la demanda agregada interna se asocia al crecimiento real en el gasto de consumo final privado, de 6,8 por ciento (relacionado a la recuperación del poder adquisitivo y un número mayor de personas empleadas), en el gasto de consumo final del Gobierno, 5,7 por ciento y en la inversión bruta fija, 15,9 por ciento. El importante crecimiento de la inversión bruta fija está vinculado con el alza que experimentaron las obras de construcción, y con el incremento en las importaciones de bienes de capital, principalmente maquinarias y equipos.

Gráfico N° 3-18
Tasas de crecimiento trimestral de la DAI y sus componentes
(Período 2006 – 2012)


50,0
40,0
30,0
20,0
10,0
0,0
-10,0
-20,0
-30,0
Porcentajes
I II III IV I II III IV I II III IV I II III IV I II III IV I II III IV I II
2006 2007 2008 2009 2010 2011 2012
Trimestres
Variación del gasto de consumo final del Gobierno
Variación de la formación bruta de capital fijo
Variación del gasto de consumo final privado
Variación de la DAI

Fuente: Banco Central de Venezuela (BCV).

Las cifras del BCV, en relación al Índice Nacional de Precios al Consumidor (INPC), revelan al cierre del mes de agosto de 2012, una inflación anualizada de 18,1 por ciento (ver gráfico N° 3-19), reflejando una disminución de 7,8 puntos porcentuales con respecto al registrado en el mes de agosto de 2011.

Este resultado es producto de la política de plena soberanía alimentaria, que se manifiesta en una mayor producción y distribución de alimentos, siendo una de las claves de la exitosa estrategia implementada por el Ejecutivo Nacional y el BCV para derrotar la inflación, que este año ha disminuido de manera pronunciada y constante.

Por esta razón, gran parte del esfuerzo conjunto para frenar las presiones inflacionarias están dirigidas a mejorar las capacidades productivas del campo, así como garantizar aquellas importaciones indispensables, con el propósito de satisfacer el mayor consumo de una población que eleva su bienestar social cada día. En esta tarea ha resultado de especial relevancia la Gran Misión Agro Venezuela, por medio de la cual se ha elevado sustancialmente la producción de diversos bienes comestibles, como por ejemplo las hortalizas.

Vale la pena señalar, desde la perspectiva del núcleo inflacionario, referido como la tasa de variación obtenida, después de la exclusión de componentes que presentan movimientos no sistemáticos - como por ejemplo los precios controlados -, que su diferencia con respecto al INPC fue 3,0 puntos porcentuales, al situarse en 21,1 por ciento en el mes de agosto del año 2012. La similitud de resultados entre los dos índices desde el mes de noviembre de 2011, refleja la mejora en la exactitud de medida que presenta el INPC para el cálculo de las variaciones en el índice de precios al consumidor.

Gráfico N° 3-19
Variación anualizada de los índices de precios al consumidor
(Agosto 2009 – Agosto 2012)


Porcentajes
34,0
32,0
30,0
28,0
26,0
24,0
22,0
20,0
18,0
16,0
Ago-09 Sep-09 Oct-09 Nov-09 Dic-09 Ene-10 Feb-10 Mar-10 Abr-10 May-10 Jun-10 Jul-10 Ago-10 Sep-10 Oct-10 Nov-10 Dic-10 Ene-11 Feb-11 Mar-11 Abr-11 May-11 Jun-11 Jul-11 Ago-11 Sep-11 Oct-11 Nov-11 Dic-11 Ene-12 Feb-12 Mar-12 Abr-12 May-12 Jun-12 Jul-12 Ago-12
Meses
Índice Nacional de Precios al Consumidor
Núcleo inflacionario

Fuente: Banco Central de Venezuela (BCV).

En materia salarial, las remuneraciones nominales (medidas a través del índice de remuneraciones - IRE), crecieron a una tasa interanual de 29,4 por ciento al cierre del segundo trimestre del año 2012, mientras que, el sector público aumentó 34,3 por ciento y el sector privado 27,1 por ciento.

Al realizar el ajuste por inflación, se observa que las remuneraciones reales experimentaron un incremento interanual de 5,9 por ciento debido al alza de 9,9 por ciento en las remuneraciones de origen público, y de 4,0 por ciento en las de origen privado (ver gráfico N° 3-20), denotando un aumento en el poder adquisitivo del ingreso real de la población, como producto de la política monetaria y de plena soberanía alimentaria, con la cual el BCV coadyuvó en la disminución de la inflación, además de la política en materia de remuneración, orientada a la dignificación del salario y demás beneficios económicos a los trabajadores.

En este orden de ideas, es de señalar que el Gobierno Nacional mediante decreto N° 8.920 de fecha 24 de abril de 2012, estableció un aumento del 30 por ciento del salario mínimo mensual, vigente a partir del 1° de mayo; este incremento se ejecutó en dos partes, el 15 por ciento inicial para el primero de mayo y el 15 por ciento restante para el primero de septiembre, con lo cual el salario mínimo se ubicó en Bs. 2.047,52.

Además de ello, se fijó un aumento del 30 por ciento del salario mínimo mensual obligatorio para los adolescentes y las adolescentes aprendices, de conformidad con lo previsto en el Capítulo I del Título V de la Ley Orgánica del Trabajo, vigente a partir del 1° de mayo; este incremento se ejecutó en dos partes, el 15 por ciento inicial para el primero de mayo, y el 15 por ciento restante para el primero de septiembre, con lo cual el salario mínimo se ubicó en Bs. 1.522,43.

Por otro lado, el Ejecutivo Nacional mediante decreto N° 8.979 de fecha 15 de mayo de 2012 aprobó el sistema de remuneraciones de las obreras y obreros de la Administración Pública Nacional, en el cual se regula y establece el tabulador general de salarios. Asimismo, mediante decreto N° 8.980 de fecha 15 de mayo de 2012, aprobó el sistema de remuneraciones de las funcionarias y funcionarios de la Administración Pública Nacional, en el cual se regula y establece la escala general de sueldos.

Gráfico N° 3-20
Índice de remuneraciones ajustado por inflación
(Período 2006 – 2012)


30,0
26,0
22,0
18,0
14,0
10,0
6,0
2,0
-2,0
-6,0
-10,0
-14,0
-18,0
Porcentajes
I II III IV
2006
2007
2008
2009
2010
2011
2012
Trimestres
Privado
Gobierno
General

Fuente: Banco Central de Venezuela (BCV).

De igual manera, con el fin de atenuar las presiones inflacionarias, el BCV determinó el monto mensual de disponibilidad de divisas, y mantuvo un nivel prudente de reservas internacionales, lo cual permitió adelantar el suministro adecuado de divisas a la economía, mediante las liquidaciones vía Comisión de Administración de Divisas (Cadivi) y, de manera complementaria, a través de la creación e instrumentación del Sistema de Transacciones con Títulos en Moneda Extranjera (Sitme).

Al cierre del ejercicio fiscal 2011, las reservas internacionales brutas registraron un monto de USD 29.892 millones (ver gráfico N° 3-21). Durante este año, el instituto emisor traspasó USD 3.500 millones al Fondo de Desarrollo Nacional (Fonden), S.A., con el propósito de financiar proyectos de inversión social y productiva.

Al 31 de agosto de 2012, las reservas internacionales brutas alcanzaron un monto de USD 25.932 millones. A la misma fecha, la autoridad monetaria ha realizado traspasos graduales al Fonden, S.A., por un monto total que asciende a USD 3.003 millones.

Gráfico N° 3-21
Reservas Internacionales - Mensual
(Período agosto 2010 - agosto 2012)


35.000
30.000
25.000
20.000
15.000
10.000
5.000
0
Millones de US$
agosto
septiembre
octubre
noviembre
diciembre
enero
febrero
marzo
abril
mayo
junio
julio
agosto
septiembre
octubre
noviembre
diciembre
enero
febrero
marzo
abril
mayo
junio
julio
agosto
2010
2011
2012
Meses
Reservas Internacionales

Fuente: Banco Central de Venezuela (BCV).
Nota: Incluye Fondo de Estabilización Macroeconómica (FEM).

En conclusión, el comportamiento favorable de la economía nacional, se produce en un escenario de disminución de las presiones inflacionarias, y una situación financiera internacional compleja. En este contexto, el Ejecutivo Nacional, mantiene una actuación coordinada con el Banco Central de Venezuela (BCV), para la adopción de políticas enfocadas a garantizar el desarrollo armónico y sostenido de la actividad económica del país, a la par de continuar generando las medidas acertadas para disminuir progresivamente las presiones inflacionarias.

3.3 Lineamientos y objetivos de política económica para el año 2013

La política económica elaborada por el Gobierno Nacional para el ejercicio fiscal 2013 está orientada, en el corto plazo, a mantener la tendencia positiva de la economía hacia el crecimiento, sin dejar de impulsar y fomentar los aspectos sociales, como principio fundamental del crecimiento sostenible en el tiempo.

El Gobierno Bolivariano, concibe la política económica como una herramienta para la construcción de la base material, que posibilite la transición hacia un sistema social incluyente. Es por ello, que la política fiscal se concibe destinada a expandir progresivamente el acervo de recursos del cual dispone el Estado, y su eficiente distribución.

En este sentido, tanto la política monetaria como la cambiaria, complementan el objetivo para establecer mecanismos que sigan moderando las presiones inflacionarias, además de cubrir las necesidades en moneda extranjera necesarias para contribuir con la expansión económica.

En esencia, la política económica mantendrá la coherencia con los objetivos expuestos en las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista 2007 - 2013, y los lineamientos del Plan Operativo Anual (POAN), con la finalidad de apoyar la actividad económica.

De esta forma, y cumpliendo con los lineamientos estratégicos, se hace necesario preservar la soberanía sobre los recursos; es decir, tener la capacidad para manejar soberanamente el ingreso nacional, con el propósito de captarlo y emplearlo en la consecución de objetivos socialistas.

En este contexto, el Fondo Conjunto Chino-Venezolano y el Fondo de Desarrollo Nacional (Fonden), S.A., seguirán jugando un papel importante para la ejecución de obras de infraestructura de interés nacional, para el impulso de la pequeña y mediana industria, y el fortalecimiento de las cadenas de producción.

El Fondo Conjunto Chino-Venezolano es un mecanismo de financiamiento bilateral, cuyo convenio está suscrito entre los gobiernos de la República Bolivariana de Venezuela y la República Popular China, mediante el cual se reciben importantes recursos financieros, para la ejecución de obras de infraestructura de interés nacional, que luego son cancelados a través del suministro de crudos y productos.

Por su parte, el Fonden permite optimizar la administración y la distribución de un porcentaje de las divisas que recibe el país, por concepto de ingresos petroleros y recursos provenientes de las reservas excedentarias del Banco Central de Venezuela (BCV), con el objeto de utilizarlos para el desarrollo de la inversión real y social.

De igual manera, el Gobierno Bolivariano desarrollará la capacidad de producción cónsona con las reservas de hidrocarburos, bajo el principio de explotación racional y política de conservación del recurso natural; además de ello, mantendrá la producción en las áreas tradicionales de petróleo y gas.

Con el propósito de incrementar las obras en infraestructura, y favorecer la productividad nacional, se continuará con el programa de inversiones, a través de las grandes Misiones, en especial la Gran Misión Vivienda Venezuela, con las cuales se prevé mantener el dinamismo del aparato productivo, la capacidad de empleo, el acceso al servicio eléctrico y a la vivienda.

En otro orden de ideas, se continuará desarrollando la política de plena soberanía alimentaria, con el objeto de incrementar la producción de alimentos y optimizar los procesos de distribución. Esta política junto a la Ley de Costos y Precios Justos, seguirá consolidando la reducción de las prácticas especulativas que producen niveles exacerbados de inflación, los cuales deterioran el poder adquisitivo, y el potencial de desarrollo de las medianas empresas y del comercio minorista.

3.3.1 Política fiscal

La política fiscal es una herramienta de los programas económicos, con la cual se configura el presupuesto del Estado. Sus componentes, el ingreso y sus asociados impuestos (tributos), el gasto público y los mecanismos de financiamiento, son las variables de control para asegurar y mantener la estabilidad económica, amortiguando las oscilaciones de los ciclos económicos, y contribuyendo a mantener el crecimiento de la economía.

Los objetivos establecidos para el ejercicio fiscal 2013, buscan mantener el impulso generador sobre la demanda y la oferta agregada, por intermedio de la vinculación

estratégica entre los recursos y el financiamiento del gasto público, aumentando la tasa de ocupados, sin descuidar las presiones inflacionarias.

La tendencia al crecimiento de la actividad económica interna, permitirá elevar la base imponible de los principales tributos, con los cuales se podrá seguir sosteniendo los objetivos del asociado gasto fiscal necesario.

Por otro lado, y para mantener la política prudente de la estabilidad de los recursos petroleros destinados al presupuesto, el Ejecutivo utiliza la base de un precio promedio de la canasta petrolera nacional, calculado dentro parámetros conservadores, dado el comportamiento del mercado petrolero, y las variables endógenas y exógenas que lo impactan.

Además de ello, se prevé continuar el proceso de financiamiento de los proyectos de inversión social y productiva con recursos provenientes del Fonden, Fondo Conjunto Chino-Venezolano, y de otros fondos administrados por Pdvsa, dirigidos al mantenimiento de las misiones y los proyectos de orientación social.

Asimismo, para el ejercicio fiscal 2013 será primordial mantener la estructura en la composición de la demanda agregada interna; es decir, es necesario mantener la tendencia al crecimiento del consumo final privado, así como el gasto final del Gobierno, con el objeto de emitir estímulos para incrementar la propensión a invertir, y de esta forma, generar fuentes de empleo, además de producir efectos positivos sobre la economía.

Para el 2013, se prevé la implementación plena de la estructura financiera orientada a la cancelación paulatina de la onerosa deuda laboral, contraída con los trabajadores y trabajadoras del sector público, por concepto de prestaciones sociales, mediante la operatividad del Fondo Nacional de la Clase Obrera, quien se encargará del manejo de los recursos para la cancelación de la deuda. Así mismo, se pondrá en marcha el Fondo Nacional de Prestaciones Sociales como mecanismo que busca asegurar la liquidez, confiabilidad y máximo retorno de los depósitos correspondientes a la garantía de las prestaciones sociales, bajo el resguardo de la banca pública.

Respecto a la aplicación de instrumentos legales sancionados durante el año 2012, se esperan tengan alto impacto sobre el aparato productivo para el año 2013 los siguientes: La Ley de Régimen Prestacional de Vivienda y Hábitat; la Ley que Promueve y Regula las Nuevas Formas Asociativas Conjuntas entre el Estado, la iniciativa comunitaria y privada para el desarrollo de la economía nacional; la Ley Orgánica para la Gestión Comunitaria de Competencias, Servicios y Otras Atribuciones; el Reglamento Parcial N°1 del Decreto con Rango Valor y Fuerza de la Ley para la Gran Misión "Hijos de Venezuela", que Regula la Organización, Administración y Gestión del Fondo de Ahorro Familiar e Inversión Social "Hijos de Venezuela"; la Ley del Fondo de Ahorro Popular; y la Ley Orgánica del Turismo.

3.3.2 Política monetaria y cambiaria

El Banco Central de Venezuela (BCV) como ente rector de la política monetaria, tiene bajo su responsabilidad el objetivo fundamental de procurar la estabilidad de precios, y la preservación del valor de la moneda.

Esta rectoría se ejerce de forma tal, que le permite al BCV contribuir con el desarrollo armónico de la economía nacional, atendiendo los fundamentos del régimen socioeconómico de la República.

En este sentido, tendrá a su cargo la función de formular y ejecutar la política monetaria; participar en el diseño y ejecución de la política cambiaria; regular el crédito y las tasas de

interés del sistema financiero; centralizar, administrar y estimar el nivel adecuado de las reservas monetarias internacionales de la República; participar en el mercado de divisas, ejercer la vigilancia y regulación del mismo, en los términos en que convenga con el Ejecutivo Nacional; entre otras.

Dentro de este contexto, el instituto emisor y el Ejecutivo Nacional actuarán coordinadamente, con el propósito de promover la estabilidad económica y financiera del país, evitar la vulnerabilidad de la economía y velar por la estabilidad monetaria y de precios, para asegurar el bienestar social y el desarrollo humano, consistentes con las metas trazadas en la Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista 2007-2013.

Para el ejercicio fiscal 2013, el Instituto continuará contribuyendo al logro del objetivo de crecimiento económico, asegurando el buen funcionamiento del sistema de pagos nacional, al tiempo de propiciar la moderación de las presiones inflacionarias. En relación a la política cambiaria, la Ley de Ilícitos Cambiarios, publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 5.975 Ext. de fecha 17/05/2010, mantiene como autoridad administrativa en materia cambiaria a la Comisión de Administración de Divisas (Cadivi). Esta comisión continuará administrando y coordinando la política cambiaria del Estado venezolano, con el propósito de contribuir al desarrollo integral de la Nación.

Por otro lado, el Banco Central de Venezuela (BCV) mantendrá un nivel adecuado de reservas internacionales y contribuirá a la estabilidad del mercado cambiario, por intermedio del funcionamiento del Sistema de Transacciones con Títulos en Moneda Extranjera (Sitme), el cual dotará de divisas a las importaciones; y contribuirá a disminuir las presiones especulativas sobre la tasa de cambio.

Por último, el instituto emisor continuará brindando apoyo al Ejecutivo Nacional en todas las materias y esquemas de integración regional de interés para Venezuela, y en las que tiene competencia técnica.

3.3.3 Metas macroeconómicas

Luego de exponer los lineamientos estratégicos sobre las cuales se ha diseñado el Presupuesto, y analizar los resultados esperados sobre la economía nacional, se presentan a continuación, en el cuadro N° 3-1, las metas macroeconómicas básicas, utilizadas para la formulación del Proyecto de Ley de presupuesto 2013.

CUADRO N° 3-1
METAS MACROECONÓMICAS BÁSICAS
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013

CONCEPTOS	**2013**
Producto Interno Bruto Nominal (MM Bs.)	1.848.147,9
Tasa de crecimiento del PIB Real (%)	6,0
Tasa de inflación anualizada (%)	14 - 16
Tipo de cambio (Bs. /USD)	4,3
Precio promedio de exportación de la cesta petrolera (USD/b)	55,0

Fuente: Ministerio del Poder Popular de Planificación y Finanzas.

Capítulo 4
POLÍTICA PRESUPUESTARIA

EXPOSICIÓN DE MOTIVOS 2013

Capítulo 4

POLÍTICA PRESUPUESTARIA

4.1 Consideraciones Metodológicas

Este apartado de la política económica, recoge una breve reseña de las mejoras adelantadas sobre el sistema presupuestario, encaminadas a perfeccionar la eficiencia en los tiempos horas/hombre, simplificar procesos, corregir las dificultades levantadas durante el año, mejorar el respaldo e intercambio de datos entre los diferentes sistemas, entrenamiento al personal facultado en el área presupuestaria de los diferentes Organismos, entre las acciones más importantes.

En este sentido, la Oficina Nacional de Presupuesto (Onapre) durante el año 2012 se abocó a realizar perfeccionamientos en el proceso presupuestario, destacándose:

- Mejoras en la base de datos del Sistema Presupuestario (Sispre), que permitió generar mayor capacidad de conexiones y de las áreas temporales de procesamiento, a objeto de evitar la saturación en el tráfico de datos al momento de la importación de la información contenida en la base de datos del Sistema Nueva Etapa, que recoge los proyectos señalados por el Plan Operativo Anual Nacional.

- Nuevos desarrollos en la programación del sistema, que facilitan la construcción de los diferentes reportes de documentos necesarios para la aprobación de las modificaciones presupuestarias en las instancias correspondientes.

- Mejoras a nivel del Sistema Integrado de Gestión y Control de las Finanzas Públicas (Sigecof) que permiten la actualización en línea y en tiempo real, de los cambios que se realicen en el Sispre, a nivel de la estructura presupuestaria (unidades ejecutoras) e identificación de aperturas de Órganos y Entes de la República.

- Generación automatizada de algunos reportes en formato de documento, desde el módulo de gastos del Sispre, establecida a un portal específico, para su incorporación a la Exposición de Motivos que acompaña al Proyecto de Ley de Presupuesto de cada año.

- Avance en la capacitación para el manejo del módulo de formulación del Sispre, impartida al Consejo Federal de Gobierno, y al Distrito Capital y sus Entes descentralizados, en pro del fortalecimiento del proceso presupuestario.

Finalmente, todas estas actualizaciones van a permitir durante el año 2013, encauzar los objetivos organizacionales del Ministerio del Poder Popular de Planificación y Finanzas, mejorar la gestión de las finanzas públicas, optimizar el procesamiento de la información en los distintos momentos del presupuesto, intercambiar datos de manera eficiente y eficaz entre los sistemas, facilitar el trámite ante las instancias legales y contralora que intervienen en el proceso, y agilizar los pasos de consulta y de carga presupuestaria por parte de los usuarios.

4.2 Consideraciones Generales de la Política Presupuestaria

La política presupuestaria instrumentada en el Proyecto de Ley de Presupuesto para el ejercicio fiscal 2013, mantiene el enfoque estratégico contenido en las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista 2007-2013, y a su vez constituye el vínculo financiero con el próximo Plan Económico y Social de la Nación 2013-2019.

Asimismo, dicha política continuará haciendo énfasis en el uso óptimo de los recursos con criterios de racionalización del gasto, sin descuidar el componente de inversión social y productiva, el cual constituye la premisa fundamental de este presupuesto asociada a una gestión presupuestaria eficiente y de calidad.

La política presupuestaria organiza la recaudación fiscal y las asignaciones presupuestarias apuntalando al sostenimiento y sustentabilidad de las finanzas públicas, en concordancia con la dinámica de la situación actual de la economía, y propiciando la senda del crecimiento económico para la inclusión social, acorde con lo previsto en el Plan Operativo Anual Nacional (POAN) 2013. La formulación presupuestaria busca coadyuvar al logro de las metas macroeconómicas enunciadas en el capítulo 3, "Aspectos Generales" de este documento, operando bajo la técnica del presupuesto por proyecto.

En términos generales, el Ejecutivo Nacional se apoya en la política presupuestaria como mecanismo que procura brindar a la población mejores niveles de satisfacción, incrementando el grado de cobertura y ampliación en las áreas de interés de las metas del milenio: disminución de la pobreza (destacándose las acciones en defensa del poder adquisitivo del ingreso familiar), ampliación del acceso a la educación, salud, vivienda, servicios públicos y fomento de la participación de las comunidades organizadas enfatizado la igualdad de género.

En síntesis, la política presupuestaria, se fundamenta en el manejo de una rigurosa política de asignación y distribución equitativa de los recursos, con criterios de maximización de su eficiencia y mayor intensidad social con fortalecimiento de los programas sociales.

4.2.1 Para la formulación del presupuesto de recursos

- **En materia de participación fiscal petrolera**

  Para la formulación del Proyecto de Ley de Presupuesto 2013, se mantuvo el lineamiento de prudencia en el cálculo de las recaudaciones de los ingresos fiscales petroleros, con la finalidad de disminuir las posibles desviaciones provenientes de la alta volatilidad que caracteriza al mercado de hidrocarburos, y su posible impacto contractivo sobre la disponibilidad en el presupuesto de recursos con su consecuente efecto desfavorable en la sostenibilidad de las asignaciones.

  Asimismo, las variables volumétricas financieras definidas mantienen correspondencia con los intereses de Venezuela como país productor de petróleo, conforme a los lineamientos de la Organización de Países Exportadores de Petróleo (OPEP), dando continuidad a la política de defensa de precios justos en las cotizaciones internacionales de la cesta petrolera venezolana.

  Por otra parte, la definición de la política de desarrollo con inclusión social, también se apoya en las grandes riquezas en hidrocarburos contenidas en el subsuelo venezolano como motor financiero y a la vez favorecedor de la integración energética regional y mundial.

  En este sentido, para el año 2013 el petróleo seguirá siendo uno de los factores importantes para el avance de la economía venezolana, a través de una mayor integración entre la sociedad y la industria petrolera. Es por ello, que la política fiscal implementada por el Ejecutivo Nacional, en materia petrolera, procura preservar el valor y el uso de los recursos de origen petrolero, mediante los siguientes mecanismos:

- La inversión social y real productiva que es ejecutada por la empresa Petróleos de Venezuela, S.A (Pdvsa), la cual está detallada en su presupuesto, y en los estados financieros de la industria.

- La apertura de nuevos mecanismos de apalancamiento e inversión nacional a largo plazo, a través de los convenios de la venta petrolera suscritos entre Venezuela y la República Popular China. El ente responsable de asegurar esta política es el Banco de Desarrollo Económico y Social de la Nación (Bandes).

- La aplicación del Decreto N° 8.807, mediante el cual se dicta el Decreto con Rango, Valor y Fuerza de la Ley de Reforma Parcial que crea la contribución especial por Precios Extraordinarios y Precios Exorbitantes en el Mercado Internacional de Hidrocarburos, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.871 de fecha 27/02/2012.

- Los recursos derivados de la contribución especial garantizarán preferentemente el financiamiento de las Grandes Misiones creadas por el Ejecutivo Nacional, y los proyectos en el área de infraestructura, vialidad, salud, educación, comunicaciones, agricultura, alimentos y en general para el desarrollo del sector productivo nacional, entre otros. Con dicha reforma legal, se busca garantizar el manejo soberano de los ingresos de la actividad petrolera, por medio de una política nacional de transformación hacia un modelo productivo e inclusivo, para el beneficio de toda la Nación.

- El cumplimiento de los compromisos derivados de la deuda social con los trabajadores del sector público nacional, mediante la constitución de dos fondos. Estos son a saber: el Fondo de Ahorro Nacional de la Clase Obrera, S.A y el Fondo de Ahorro Popular, S.A., que se financian de las recaudaciones obtenidas por las ventajas especiales, el impuesto de extracción pagado por las empresas mixtas, y la participación que posee Pdvsa Social, S.A en estas empresas.

- El aporte fiscal petrolero al presupuesto, correspondiente a las recaudaciones por impuesto sobre la renta, ingresos del dominio petrolero y los dividendos pagados por la industria.

- **En materia de participación fiscal no petrolera**

Para el Proyecto de Ley de Presupuesto 2013, se ha previsto mantener la estrategia de incremento de la participación fiscal del sector no petrolero, como fuente estable de recursos, tomando en consideración la capacidad y evolución de la economía interna, así como las premisas de crecimiento e inflación establecidas al cierre del año 2013.

El aumento esperado de las recaudaciones no petroleras, formula acciones administrativas orientadas a mejorar los métodos y planes de fiscalización tributaria, fortalecer el sistema aduanero y tributario, avanzar en los procesos y mecanismos de declaración y autoliquidación para reducir los tiempos requeridos por los ciudadanos(as) y empresas, y optimizar los programas para la recaudación ofreciendo grandes facilidades a los usuarios(as) en el cumplimiento de sus deberes tributarios.

Asimismo, se mantendrá el criterio de tributación con conciencia social, previendo una mejor y mayor equidad tributaria, en pro de los sectores menos favorecidos, acorde con las particularidades y necesidades económicas del país, y buscando favorecer las actividades con mayor capacidad de empleo.

- **En materia de endeudamiento**

El Ejecutivo Nacional por órgano del Ministerio del Poder Popular de Planificación y Finanzas, orienta su política de endeudamiento considerando los niveles de deuda actual y la capacidad financiera de la República, previniendo a futuro el fiel cumplimiento de las responsabilidades financieras asumidas.

Por otra parte, el incremento de pasivos orientados al financiamiento del presupuesto, está previsto para asignaciones que no tengan recurrencia en el tiempo, exceptuando los recursos dirigidos al servicio de deuda, cuyo manejo depende de estrategias financieras de corto plazo delineadas por la Oficina Nacional de Crédito Público.

Los recursos que se obtengan por el Proyecto de Ley Especial de Endeudamiento Anual para el ejercicio fiscal 2013, aportarán las fuentes complementarias que permitirán concretar los proyectos enmarcados en el POAN, dirigidos a inversiones con prioridades de financiamiento; cumplir con el pago de asignaciones presupuestarias de gasto no recurrente; y cancelar las obligaciones adquiridas por parte de la República Bolivariana de Venezuela.

Las acciones de la política de endeudamiento para el ejercicio fiscal 2013, se centran en las siguientes directrices:

- Inclinar las preferencias hacia el mercado interno en la obtención de recursos, y profundizar el mercado secundario de deuda pública, a objeto de disminuir la exposición al riesgo por la volatilidad presente en los mercados financieros internacionales.

- Democratizar las opciones de inversión de bajo riesgo para el pequeño y mediano ahorrista, en coordinación con el rector de la política monetaria en el manejo de la liquidez, utilizando para ello instrumentos financieros que permitan incentivar el ahorro en la población venezolana, que comprenda la inversión en títulos valores con excelentes rendimientos, que a su vez influya en el mejoramiento del perfil de la deuda interna.

- Armonizar el manejo de pasivos a fin de mejorar el peso de las amortizaciones de deuda interna en los próximos años, mediante acciones que propendan a una correlación entre los vencimientos futuros y la vida promedio de los nuevos instrumentos de deuda pública interna.

4.2.2 Para la formulación del presupuesto de egresos

La asignación de recursos a través de la política presupuestaria, constituye una importante herramienta de gestión gubernamental, la cual permite concretar los lineamientos estratégicos presentados por el Ejecutivo Nacional, referentes a la racionalización, mejora de la calidad del gasto público que favorezca la reducción de las presiones inflacionarias, y represente financieramente acciones que respondan a la meta de crecimiento económico prevista, para el ejercicio fiscal 2013.

En concordancia con las Líneas Generales del Plan Económico y Social 2007-2013, el Proyecto de Ley de Presupuesto 2013, contiene nuevas acciones, así como mejoras y profundización de las que se han puesto en práctica con resultados satisfactorios, a objeto de estimular la demanda y la oferta agregada, para continuar generando bienestar social y crecimiento económico sostenido.

- **Vinculación presupuestaria del Plan Operativo Anual Nacional (POAN) para el ejercicio fiscal 2013**

El Plan Operativo Anual Nacional (POAN), es la expresión organizada y sistemática de la planificación de corto plazo, que constituye la referencia de actuación de los Órganos y Entes del sector público.

A objeto de elaborar el POAN 2013 y mantener su correspondencia con la formulación presupuestaria, se impartieron lineamientos metodológicos relativos a:

- Emprender todos los proyectos incorporados en el POAN, en composición con la metodología de presupuesto por proyecto.
- Realizar un "Informe Técnico Político" de cada proyecto siguiendo estrictamente la metodología facilitada por el Ministerio del Poder Popular de Planificación y Finanzas, y acompañarlo de la "Ficha Única del Proyecto", que constituye una herramienta informativa para facilitar el registro del proyecto.
- Registrar los proyectos en el Sistema de Formulación, Seguimiento, Evaluación y Control de los Proyectos "Nueva Etapa". Así como los cambios o ajustes físicos y financieros en sus acciones específicas y datos fundamentales.
- Actualizar información correspondiente a aquellos proyectos que se vienen ejecutando y para los cuales se le dará continuidad en el ejercicio fiscal 2013, sin que ello implique la generación de un nuevo proyecto.
- Definir y avalar los proyectos que forman parte del POAN, según el criterio de las máximas autoridades de los Organismos, en coordinación con sus Entes adscritos, así como aquellos que se circunscriben al Plan Operativo Anual del Órgano o Ente.
- Designar los funcionarios responsables del seguimiento de los proyectos, acciones centralizadas, metas y objetivos presupuestarios, según lo establecido en el numeral 1 del Artículo 8 del Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario.
- Establecer la "Perspectiva de Género", para aquellos proyectos susceptibles a la segmentación por sectores poblacionales, particularmente aquellos dirigidos a atender las áreas de: salud sexual y reproductiva, prevención a la violencia de género, educación sin exclusiones, vivienda digna, participación comunitaria, seguridad social, empleo y alimentación.
- Puntualizar que una vez aprobado el POAN 2013, el Ministerio del Poder Popular de Planificación y Finanzas, es el único Organismo que podrá autorizar la eliminación o el cambio de alcance de algún proyecto durante el ejercicio fiscal.

Los lineamientos tecnopolíticos, bajo los cuales se formularon los proyectos contenidos en el POAN, están referidos a:

- Formular los proyectos dentro del enfoque estratégico planteado en las Líneas Generales del Plan Económico y Social de la Nación 2007-2013.
- Dar prioridad a los proyectos iniciados y que finalizan en el año 2013.

- Considerar nuevos proyectos que tengan alto impacto en la concreción de los resultados y metas previstas en el Plan de Desarrollo Económico y Social de la Nación.

- Preferir por los proyectos que formen parte de la cartera del Plan de Inversión Pública (PIP), especialmente con prioridad a las siguientes áreas:

  - La construcción de nuevas viviendas asociadas a espacios productivos; así como la generación de insumos para su consecución,
  - Las obras dirigidas a la infraestructura pública como lo son viaductos, autopistas, sistemas metro y ferrocarril, aeropuertos, puertos,
  - El fortalecimiento del sector eléctrico: reimpulso a la estructura organizacional, así como a la generación, transmisión, distribución y comercialización del servicio,
  - La Gran Misión Agro-Venezuela así como el fortalecimiento de las cadenas de comercialización y distribución tanto de los productos agrícolas como industriales,
  - El manejo y conservación de cuencas hidrográficas,
  - La innovación y acceso a las tecnologías de información,
  - Las misiones sociales relacionadas a la educación, salud, generación de empleos productivos, atención a personas con algún tipo de discapacidad, atención integral a los adultos (as) mayores y equidad e igualdad de género,
  - El cumplimiento de los Objetivos del Desarrollo del Milenio, con énfasis en la superación de la pobreza y el hambre,
  - El mejoramiento en la salud materno-infantil y en el combate del VIH/SIDA,
  - La seguridad ciudadana y la promoción del desarme,
  - El fortalecimiento del proceso de humanización del Sistema Penitenciario,
  - El fortalecimiento a la nueva institucionalidad financiera del país,
  - El impulso a los mecanismos de inclusión social de la banca pública,
  - La promoción e impulso del turismo social.

- Continuar la generación de indicadores estadísticos contenidos en los proyectos, por parte de aquellos Órganos y Entes que los generan, especialmente los relacionados al área social, de manera articulada con el Instituto Nacional de Estadística (INE) y el Ministerio del Poder Popular de Planificación y Finanzas.

- Ajustar las acciones de los proyectos que así lo requieran, de acuerdo con el Decreto N° 6.649 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.146 de fecha 25/03/2009, mediante el cual se dicta el Instructivo Presidencial para la eliminación del Gasto Suntuario o Superfluo en el Sector Público Nacional.

- Incorporar a los ciudadanos (as) en el proceso de formulación de los proyectos de todos los Órganos y Entes de la Administración Pública Nacional, en cumplimiento del artículo 7 de la Ley Orgánica de Planificación Pública (LOPPP). Asimismo, cada sector deberá presentar, de acuerdo al cronograma establecido, un informe general del proceso de inclusión del Poder Popular en la formulación de los proyectos.

- Presentar todos los Órganos y Entes proyectos o acciones específicas destinadas a promover la conciencia del deber social, mediante el trabajo comunitario o servicio voluntario de los trabajadores (as), en las áreas que le compete a su sector.
- Acreditar en el Proyecto de Ley Especial de Endeudamiento 2013 la autorización de desembolsos, para la inclusión de los proyectos a ser financiados con ingresos provenientes del Crédito Público.
- Asegurar la fuente de financiamiento y saldo disponible necesarios para ejecutar en el ejercicio fiscal 2013, los proyectos financiados con recursos provenientes de los fondos binacionales o nacionales.

En atención a los lineamientos anteriormente señalados, en el presupuesto por proyectos de Órganos de la República y Entes Descentralizados para el año 2013, se erigieron la cantidad de 2.987 proyectos, según se detalla a continuación:

- 604 proyectos correspondientes a los Órganos de la República,
- 2.383 proyectos colocados por los Entes Descentralizados.

A continuación, se muestra el gráfico N° 4-1 que contempla la distribución porcentual de los proyectos de acuerdo a los lineamientos contemplados en el Primer Plan Socialista del Desarrollo Económico y Social de la Nación para el período 2007-2013. Destacándose mayor número de proyectos dirigidos a: la construcción de la Suprema Felicidad (37,9%), el establecimiento de un Modelo Productivo Socialista (19,3%), la profundización de la Democracia Protagónica Revolucionaria (18,5%), la construcción de la Nueva Geopolítica Nacional (9,6%) el desarrollo de la Nueva Ética Socialista (8,8%), entre los más relevantes.

Gráfico N° 4-1
Asignación de Proyectos por Directrices Estratégicas
(Estructura Porcentual)
Año 2013


Convertir a Venezuela en una Potencia Energética Mundial; 3,1%
Avanzar hacia la Nueva Etapa en la Geopolítica Internacional; 2,0%
Construcción de una Nueva Geopolítica Nacional; 9,6%
Acciones Centralizadas; 0,8%
Desarrollo de la Nueva Ética Socialista; 8,8%
Establecimiento de un Modelo Productivo Socialista; 19,3%
Profundización de la Democracia Protagónica Revolucionaria; 18,5%
Construcción de la Suprema Felicidad; 37,9%

- **Principio de equidad de género a la técnica de presupuesto por proyecto.**

Los objetivos de mayor inclusión e igualdad social, pasan por el establecimiento de políticas puntualizadas a sectores específicos de la población. En este sentido, el presupuesto cumple una función importante de la planificación financiera, que permite la asignación y registro de proyectos destinados a la superación de deficiencias sociales puntualizadas y que requieren la atención del Ejecutivo Nacional.

Uno de estos mecanismos lo representa la transversalización de los proyectos dirigidos por susceptibilidad de la perspectiva de género, que en el Proyecto de Ley de Presupuesto para el ejercicio fiscal 2013 se contempla en la asignación presupuestaria, objetivos y metas, y los proyectos susceptibles a la perspectiva de género, dirigidos primordialmente hacia sectores importantes como lo son: salud sexual y reproductiva, prevención a la violencia de género, la educación sin exclusiones, la vivienda digna, la participación comunitaria, la seguridad social, el empleo y la alimentación.

Asimismo, se cumple con el compromiso nacional en materia de equidad entre mujeres y hombres, se enfoca en sus derechos humanos, y en la rendición de cuentas, pues al ser un instrumento concreto que fortalece la obligación del gobierno frente a la ciudadanía, debe ser eficiente, atacando las brechas de inequidad entre hombres y mujeres, que generan poco desarrollo humano y que incrementan las pérdidas en la gestión financiera y económica.

A continuación se presenta en el cuadro N° 4-1, el resumen de las asignaciones presupuestarias para los proyectos que cumplen las perspectivas de género.

EN CUADRO N° 4-1
RESUMEN DE PROYECTOS CON SENSIBILIDAD AL GÉNERO
ÓRGANOS DE LA ADMINISTRACIÓN CENTRAL AÑO 2013
(En Bolívares)

Código	Denominación	Unidad de Medida	Femenino	Masculino	Meta Total	Monto
08	**Ministerio del Poder Popular para la Defensa**					
080096000	Cuidado Integral de la Salud a través de la Red Sanitaria Militar.	Paciente Atendido	2.654.095	2.171.532	4.825.627	1.679.641.946
10	**Ministerio del Poder Popular para la Educación**					
100079000	A Programa de Alimentación Escolar (PAE)	Niña, Niño, Adolescente y Joven	2.210.509	2.040.470	4.250.979	5.089.122.945

EN CUADRO Nº 4-1
RESUMEN DE PROYECTOS CON SENSIBILIDAD AL GÉNERO
ÓRGANOS DE LA ADMINISTRACIÓN CENTRAL AÑO 2013
(En Bolívares)

Código	Denominación	Unidad de Medida	Femenino	Masculino	Meta Total	Monto
13	**Ministerio del Poder Popular para la el Trabajo y seguridad Social**					
130118000	Fortalecimiento de los procesos de Registro Nacional de Entidades de Trabajo y emisión de la Solvencia Laboral.	Trabajador Beneficiado	3.750.000	3.750.000	7.500.000	2.898.671
130120000	Protección de los derechos laborales de trabajadores y trabajadoras a través de las Inspectorías del Trabajo	Ciudadano Atendido	850.000	850.000	1.700.000	222.687.063
130121000	Fortalecimiento de las tecnologías de información y comunicación del Ministerio del Poder Popular para el Trabajo y Seguridad Social	Trabajador Beneficiado	2.965	2.500	5.465	15.620.238
130122000	Mejoramiento de la infraestructura y mobiliario de las sedes para una atención más eficiente de los usuarios y dignificación de las condiciones de trabajo.	Trabajador Atendido	325.000	325.000	650.000	71.059.720
130123000	Protección y regulación de la negociación colectiva y el derecho a la sindicalización de trabajadores y trabajadoras	Trabajador Beneficiado	250.000	250.000	500.000	43.767.738
130127000	Defensa, asesoría, asistencia y representación gratuita de los trabajadores y trabajadoras	Trabajador Atendido	300.000	247.800	547.800	75.614.159

EN CUADRO N° 4-1
RESUMEN DE PROYECTOS CON SENSIBILIDAD AL GÉNERO
ÓRGANOS DE LA ADMINISTRACIÓN CENTRAL AÑO 2013
(En Bolívares)

Código	Denominación	Unidad de Medida	Femenino	Masculino	Meta Total	Monto
17	**Ministerio del Poder Popular para el Ambiente**					
170156000	Coordinación, capacitación y asistencia técnica a las direcciones estadales ambientales y comunidades organizadas para la gestión de las políticas educativo - ambientales	Persona Capacitada	3.217	1.733	4.950	2.560.000
170158000	Prevención y extinción de los incendios forestales para la conservación de la biodiversidad y las cuencas hidrográficas, año 2013	Persona Capacitada	12	108	120	2.200.000
26	**Ministerio del Poder Popular para Relaciones Interiores y Justicia**					
260121000	Cumplimiento y evaluación de las políticas públicas en materia de la lucha contra las drogas en Venezuela en el marco de la finalización del Plan Nacional Antidrogas 2009-2013.	Persona Atendida	2.694.485	3.293.258	5.987.743	61.839.279
260122000	Dotación y equipamiento al sistema integral de policía en el ámbito del territorio nacional.	Funcionario	1.026	1.026	2.052	80.052.092
260123000	Formación para la Prevención Integral, Social y Situacional para Convivir en una Cultura de Paz	Ciudadano (a)	223.887	168.898	392.785	29.264.041
260127000	Formación de promotores en materia de Derechos Humanos	Persona Capacitada	2.500	2.500	5.000	5.324.640

EN CUADRO N° 4-1
RESUMEN DE PROYECTOS CON SENSIBILIDAD AL GÉNERO
ÓRGANOS DE LA ADMINISTRACIÓN CENTRAL AÑO 2013
(En Bolívares)

Código	Denominación	Unidad de Medida	Femenino	Masculino	Meta Total	Monto
260129000	Red Digital de Aprendizaje Bomberil para los Cuerpos de Bomberos de la República Bolivariana de Venezuela	Capacitación	11	10	21	1.000.000
37	**Ministerio del Poder Popular del Despacho de la Presidencia**					
370041000	Atender, Procesar y Articular las Solicitudes que el Pueblo dirige al Palacio de Miraflores	Beneficio Social	60.000	59.344	119.344	3.234.550.117
370044000	Garantizar la operatividad del Centro de Educación Inicial Simoncito "María Concepción Palacios"	Niña, Niño, Adolescente y Joven	100	100	200	5.000.000
39	**Superintendencia Nacional de Auditoría Interna**					
390023000	Promover en la Ciudadanía el Uso de Herramientas de Control y Auditoría Social.	Ciudadano Atendido	5.000	5.000	10.000	4.128.623
46	**Ministerio del Poder Popular para la Cultura**					
460081000	Turismo cultural	Trabajador Beneficiado	410	410	820	1.129.985
460088000	Presencia nacional	Apoyo	10	10	20	25.004.450
52	**Ministerio del Poder Popular para los Pueblos Indígenas**					
520025000	Atención integral a la población indígena en condición de extrema vulnerabilidad asentadas en el territorio nacional	Indígena Atendido	71.867	71.010	142.877	34.920.832

EN CUADRO N° 4-1
RESUMEN DE PROYECTOS CON SENSIBILIDAD AL GÉNERO
ÓRGANOS DE LA ADMINISTRACIÓN CENTRAL AÑO 2013
(En Bolívares)

Código	Denominación	Unidad de Medida	Femenino	Masculino	Meta Total	Monto
520026000	Fortalecimiento de la participación social y empoderamiento en los pueblos y comunidades indígenas	Indígena Atendido	148.008	146.243	294.251	132.141.994
54	**Ministerio del Poder Popular para la Salud**					
540151000	Consolidación de la Red de Clínicas Populares en el segundo Nivel de Atención en el marco del Sistema Público Nacional de Salud	Paciente	814.866	848.125	1.662.991	60.056.608
540160000	Fortalecimiento de los centros hospitalarios del MPPS, para mantener la atención a los usuarios de manera oportuna y de calidad.	Paciente Atendido	2.064.209	1.688.898	3.753.107	812.032.743
540162000	Optimización de los servicios que componen la red asistencial del Sistema Público Nacional de Salud del Estado Cojedes.	Usuario Atendido	395.208	263.472	658.680	161.173.804
540164000	Formación, investigación y desarrollo del conocimiento técnico, tecnológico y humano en salud, orientado a la consolidación del Sistema Público Nacional de Salud	Graduado	291	51	342	36.518.129
540166000	Atención y promoción en salud para los pueblos indígenas.	Paciente Atendido	40.470	26.980	67.450	3.877.113

EN CUADRO N° 4-1
RESUMEN DE PROYECTOS CON SENSIBILIDAD AL GÉNERO
ÓRGANOS DE LA ADMINISTRACIÓN CENTRAL AÑO 2013
(En Bolívares)

Código	Denominación	Unidad de Medida	Femenino	Masculino	Meta Total	Monto
57	**Ministerio del Poder Popular para las Comunas y Protección Social**					
570062000	Escuela para el fortalecimiento del poder popular 2013	Ciudadano Formado	100.000	200.000	300.000	71.500.000
58	**Ministerio del Poder Popular para la Mujer y la Igualdad de Género**					
580023000	Diseño de Políticas para la Participación Protagónica y la Formación Socialista, que consoliden la igualdad y Eliminen los Estereotipos de Género	Mujer Organizada	3.670	0	3.670	85.031.135
62	**Ministerio del Poder Popular para Vivienda y Hábitat**					
620030000	Plan de Seguridad Industrial, Higiene y Ergonomía Tercera Etapa	Trabajador Beneficiado	3.923	5.147	9.070	800.000
65	**Ministerio del Poder Popular para el Servicio Penitenciario**					
650022000	Atención integral al adolescente que incurre en la comisión de hechos punibles	Adolescente Atendido	4.000	6.000	10.000	154.683.301
650024000	Atención integral: Un proceso de reeducación y transformación de los privados y privadas de libertad del sistema penitenciario venezolano	Beneficiario	2.893	45.707	48.600	28.304.088

EN CUADRO N° 4-1
RESUMEN DE PROYECTOS CON SENSIBILIDAD AL GÉNERO
ÓRGANOS DE LA ADMINISTRACIÓN CENTRAL AÑO 2013
(En Bolívares)

Código	Denominación	Unidad de Medida	Femenino	Masculino	Meta Total	Monto
650025000	Garantizar la seguridad integral de los establecimientos penitenciarios para la implementación de las políticas de transformación social de los y las privadas de libertad	Beneficiario	2.770	43.230	46.000	33.253.519
650027000	Plan de pacificación de los establecimientos penitenciarios y las unidades de atención a nivel nacional, "Plan Llegó Maita"	Beneficiario	5.000	5.000	10.000	10.132.905
650028000	Red comunal de apoyo a la revolución adolescente para la transformación del adolescente en conflicto con la ley penal.	Adolescente Atendido	5.000	5.000	10.000	629.386
650029000	Garantizar el funcionamiento y la ejecución de las políticas en los establecimientos penitenciarios para brindar adecuadas condiciones de reclusión a los privados y privadas de libertad	Beneficiario	2.917	44.261	47.178	768.730.823
67	**Ministerio del Poder Popular para Transporte Terrestre**					
670020000	Atención al Servicio de Educación Preescolar para los hijos de los trabajadores del MPPTT y sus entes adscritos	Niño Atendido	120	120	240	180.145
	Total número de Proyectos:37			**Total asignación**		**13.046.431.882**

Dada la extensión del resumen de los proyectos con sensibilidad de género, correspondiente a los entes involucrados en el Título III del Proyecto de Ley de Presupuesto para el ejercicio fiscal 2013, se incorpora dicho resumen en los anexos estadísticos de este documento.

Del mismo modo, en los cuadros N° 4-2 y 4-3, se exponen los resultados obtenidos del levantamiento de la discriminación de número de cargos por género, como nuevo elemento de estudio dentro de la información suministrada por cada uno de los Organismos de la Administración Pública Nacional.

CUADRO N° 4-2
RESUMEN DE CARGOS POR TIPO DE GÉNERO
ÓRGANOS DE LA REPÚBLICA – AÑO 2013
(Número de Personas)

Cargos	Masculino	Femenino	Vacantes	Cantidad
Personal Fijo a Tiempo Completo	**297.001**	**419.821**	**32.621**	**749.443**
Alto Funcionarios y de Elección Popular	179	60	0	239
Alto Nivel y de Dirección	1.486	1.921	352	3.759
Directivo	1.858	2.258	298	4.414
Profesional y Técnico	25.964	35.055	4.501	65.520
Personal Administrativo	35.116	89.361	3.309	127.786
Personal Docente	35.723	176.559	11.449	223.731
Personal de Investigación	3.088	957	0	4.045
Personal Médico	4.627	8.297	496	13.420
Personal Militar	101.724	16.367	1.825	119.916
Personal Policial	3.074	2.564	0	5.638
Obrero	84.162	86.422	10.391	180.975
Personal Fijo a Tiempo Parcial	**49.672**	**95.483**	**42**	**145.197**
Profesional y Técnico	487	1.503	6	1.996
Personal Administrativo	189	482	0	671
Personal Docente	47.673	90.914	0	138.587
Personal Médico	268	475	36	779
Obrero	1.055	2.109	0	3.164
Personal Contratado	**33.636**	**54.982**	**0**	**88.618**
Directivo	1	1	0	2
Profesional y Técnico	13.528	35.817	0	49.345
Personal Administrativo	14.435	12.911	0	27.346
Personal Docente	163	244	0	407
Personal de Investigación	3	3	0	6
Personal Médico	275	349	0	624
Obrero	5.231	5.657	0	10.888
Totales	**380.309**	**570.286**	**32.663**	**983.258**

CUADRO N° 4-3
RESUMEN DE CARGOS POR TIPO DE GÉNERO DE LOS ENTES DESCENTRALIZADOS
FUNCIONALMENTE SIN FINES EMPRESARIALES AÑO 2013
(Número de Personas)

Cargos	Masculino	Femenino	Vacantes	Cantidad
Personal fijo a tiempo completo	**103.578**	**142.788**	**15.942**	**262.308**
Altos Funcionarios y de Elección Popular	7	2	0	9
Alto Nivel y de Dirección	870	935	168	1.973
Directivo	4.058	4.702	669	9.429
Profesional y Técnico	30.069	57.935	7.543	95.547
Personal Administrativo	15.243	29.025	4.262	48.530
Personal Docente	12.089	15.803	1.006	28.898
Personal de Investigación	987	841	14	1.842
Personal Médico	3.786	6.821	659	11.266
Personal Policial	55	0	0	55
Obrero	36.414	26.724	1.621	64.759
Personal fijo a tiempo parcial	**8.926**	**12.753**	**693**	**22.372**
Profesional y Técnico	248	179	26	453
Personal Administrativo	52	75	48	175
Personal Docente	8.423	12.383	572	21.378
Personal de Investigación	4	0	0	4
Personal Médico	87	69	28	184
Obrero	112	47	19	178
Personal contratado	**70.921**	**78.820**	**585**	**150.326**
Directivo	356	290	2	648
Profesional y Técnico	23.102	27.332	307	50.741
Personal Administrativo	12.241	13.403	24	25.668
Personal Docente	20.272	20.173	135	40.580
Personal de Investigación	163	142	0	305
Personal Médico	1.484	1.713	0	3.197
Personal Militar	11	0	0	11
Obrero	13.292	15.767	117	29.176
Totales	**183.425**	**234.361**	**17.220**	**435.006**

En los cuadros anteriores se observa, que tanto para los Órganos de la República como para los Entes Descentralizados sin fines empresariales, el número de personas del sexo femenino es mayor en el número de cargos, destacándose incluso los niveles directivos.

4.3 Política presupuestaria para la asignación de los recursos

Para el año 2013 el presupuesto estará financiado con recursos ordinarios por Bs. 300.919,6 millones (16,3% del PIB), operaciones de crédito público para atender los proyectos por endeudamiento Bs. 42.315,9 millones (2,3% del PIB), deuda pública Bs. 33.040,9 millones (1,8% del PIB), gestión fiscal Bs. 20.000,0 millones (1,1% del PIB) y otras fuentes

Bs. 130,3 millones, para alcanzar un monto total de Bs. 396.406,7 millones (21,4% del PIB).

Los gastos de la República se distribuirán como se indican: para las asignaciones predeterminadas Bs. 166.334,2 millones, para proyectos por endeudamiento Bs. 42.315,9 millones y para los gastos administrables Bs. 187.756,6 millones.

En el gráfico N° 4-2, se observa ilustrativamente esta situación:

Gráfico N° 4-2
Presupuesto de Gastos y Aplicaciones Financieras
(Estructura Porcentual)
Año 2013


Gastos Administrables 47,4%
Asignaciones Legales 42,0%
Proyectos por Endeudamiento 10,6%

- **Asignaciones predeterminadas**

  Las asignaciones predeterminadas están representadas por los gastos amparados por una normativa legal, distribuidos principalmente, como se indica: Bs. 78.250,1 millones para el servicio de la deuda pública, a través de la cual la República honra sus compromisos y obligaciones tanto en el ámbito nacional como internacional; Bs. 60.183,9 millones que por concepto de Situado Constitucional se le otorgan a las Gobernaciones y Municipios, para atender sus gastos de funcionamiento y de inversión; Bs. 18.872,5 millones que a través del Fondo de Compensación Interterritorial (FCI) recibirán las Gobernaciones, Municipios, los Consejos Comunales y el apoyo al fortalecimiento institucional, en pro de dar continuidad al desarrollo regional donde el papel protagónico de las comunidades en la ejecución de los proyectos de inversión es preponderante. Esta actuación del FCI coadyuva a la prosecución del proceso de descentralización y competencias del Poder Nacional a los Estados y Municipios.

- **Proyectos por endeudamiento**

  Para los proyectos de inversión financiados con recursos provenientes del Proyecto de Ley de Endeudamiento, se orientarán créditos presupuestarios por Bs. 42.315,9 millones, a los fines de continuar incentivando y desarrollando, principalmente, los siguientes sectores:

  - **El Sector Defensa y Seguridad Nacional:** a través de este sector se llevará a cabo el Proyecto de Inversión Militar de la Fuerza Armada Nacional, cuyo objetivo

principal apuntala a fortalecer el poder defensivo nacional para proteger la soberanía nacional, a tal efecto se pretende incrementar la capacidad defensiva del país con la consolidación en la redistribución territorial de la Fuerza Armada Nacional Bolivariana.

- **Sector Transporte:** por medio de éste se regula, planifica y formulan políticas, en materia de transporte, las cuales estarán a cargo de los Ministerios del Poder Popular para Transporte Terrestre y Acuático y Aéreo, contando para ello con la participación efectiva de los entes descentralizados adscritos, orientando sus acciones a la construcción y mantenimiento de la infraestructura vial necesaria que conecten las grandes y medianas ciudades a lo largo del territorio nacional.

  Por tanto, se prevé la adquisición de aeronaves nuevas para vuelos locales y regionales (EMBRAER ERJ-190) dirigido a mejorar el transporte aéreo.

  De igual forma, para el año 2013 se continuará con el desarrollo de la construcción y mantenimiento del Sistema de Transporte Ferroviario, a cargo de Metro Los Teques (Melte) y C.A. Metro de Caracas (Cametro), centrando sus prioridades en los proyectos destinados al mantenimiento, mejoras, construcción y acondicionamiento de las grandes obras de transporte masivo, entre los cuales se destacan: la Línea 2 "El Tambor San Antonio de los Altos", Línea 3 San Antonio de los Altos- La Rinconada, La Rehabilitación de la Línea I del Metro de Caracas, Línea 5 Tramo Miranda II-Warairarepano y Línea 5 Tramo Plaza Venezuela- Miranda II.

- **Sector Energético:** para este sector, el Ejecutivo Nacional enfocará sus esfuerzos en lograr la eficiencia y la calidad del servicio eléctrico, mediante el desarrollo de la infraestructura eléctrica con criterios de eficiencia, calidad, continuidad, confiabilidad y respeto al medio ambiente. Asimismo, se tiene previsto fomentar el uso eficiente de la energía eléctrica, utilizando fuentes alternas e implementando el uso de la generación eólica.

  Entre los proyectos que serán financiados con recursos provenientes del endeudamiento destacan: la Construcción de la Planta de Generación Termoeléctrica Antonio José de Sucre, la construcción de subestaciones encapsuladas en SF6 en la zona urbana de Maracaibo, la Rehabilitación de las Unidades 1 a 6 de la Casa de Máquinas 1 de la Central Hidroeléctrica Simón Bolívar (Guri), Planta Termozulia III, entre otros.

- **El Sector Ambiente:** se tiene previsto continuar con proyectos destinados a la transformación del hábitat de los principales centros urbanos y asentamientos humanos; con justicia social y protagonismo popular, preservando el ambiente.

  Para ello se contemplan obras de gran importancia entre las cuales destacan: continuar con la Rehabilitación y Optimización de las Plantas Mayores de Potabilización de Agua en Venezuela, Atención Acueductos Rurales y Poblaciones Menores-Fase II, Racionalización de los Consumos de Agua Potable y Saneamiento en zonas Urbanas y Rurales, Saneamiento y Desarrollo Integral de la Cuenca del Río Tuy, Proyecto Nacional de Gestión y Conservación Ambiental, entre otros.

- **El Sector Industria y Comercio:** la política económica diseñada, continuará orientando las acciones del sector a la instauración del modelo productivo socialista, claramente definido en el Plan de Desarrollo de la Nación. Por lo tanto, el impulso de las empresas de producción social representan el eje fundamental para alcanzar el crecimiento diversificado de la economía.

En tal sentido, a través del Proyecto de Ley Especial de Endeudamiento se mantendrá el financiamiento al proyecto de diseño, construcción y operación de un Complejo Siderúrgico como sede de la Empresa de Producción Social Siderúrgica Nacional C.A., con el objeto de transformar planchones en chapas de acero estructural, vagones y recipientes de grandes diámetros y espesores, para garantizar la producción de dichos bienes que permita satisfacer la demanda generada por las industrias petrolera, naval, construcción, automotriz, ferroviaria, gasífera, entre otras. A su vez, éste proyecto es un multiplicador de fuentes de empleo a la mano de obra calificada existente en el país.

- **Gastos administrables**

Estos gastos están enfocados en atender los gastos de funcionamiento y de capital de los Órganos de la República y de los Entes Descentralizados por Bs. 187.756,6 millones, los cuales permitirán mantener a las referidas instituciones en óptimas condiciones operativas. Entre estos destacan principalmente los gastos de personal, materiales, servicios básicos y equipos, entre otros.

Igualmente se destacan los recursos destinados a financiar las misiones y proyectos sociales; así como aquellos proyectos financiados con recursos ordinarios, que apuntalan a continuar con el desarrollo de los sectores educativos, urbanos, de vivienda, transporte, entre otros.

El cuadro N° 4-4 muestra los Órganos de la República que reflejan mayores porcentajes de participación, en dicho gasto administrable.

CUADRO 4-4
GASTOS ADMINISTRABLES POR ORGANISMOS
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

ORGANISMOS	MONTO	PORCENTAJE TOTAL ADMINISTRABLE
Ministerio del Poder Popular para la Defensa	16.048,5	8,5
Ministerio del Poder Popular para la Educación	41.905,4	22,3
Ministerio del Poder Popular para el Trabajo y Seguridad Social	24.413,8	13,0
Ministerio del Poder Popular para Relaciones Interiores y Justicia	5.127,0	2,7
Ministerio del Poder Popular para la Agricultura y Tierras	3.202,4	1,7
Ministerio del Poder Popular para la Educación Universitaria	18.646,2	9,9
Ministerio del Poder Popular del Despacho de la Presidencia	4.723,7	2,5
Ministerio del Poder Popular para la Alimentación	4.456,8	2,4
Ministerio del Poder Popular para la Salud	24.572,9	13,1
Ministerio del Poder Popular para las Comunas y Protección Social	3.534,7	1,9
Ministerio del Poder Popular para Energía Eléctrica	3.278,7	1,7
Ministerio del Poder Popular de Planificación y Finanzas	6.406,0	3,4
Ministerio del Poder Popular para Vivienda y Hábitat	2.913,8	1,6
Resto de Órganos	28.526,7	15,3
TOTAL	**187.756,6**	**100.0**

Como se observa en el cuadro anterior, los Ministerios del Poder Popular para la Educación (22,3%), para la Salud (13,1%), el Trabajo y Seguridad Social (13,0%) y para la Educación Universitaria (9,9%), son los que mayor participación muestran en los gastos administrables, por cuanto sus políticas están enfocadas al ámbito social, donde la presencia del individuo y la comunidad es fundamental, y que apuntalan al cumplimiento de las Líneas Generales del Proyecto Nacional Simón Bolívar (2007-2013).

Se enfatiza, que el Proyecto de Ley de Presupuesto 2013 se continuará con la necesidad de priorizar y optimizar los niveles de eficiencia en la distribución y aplicación de los recursos presupuestarios institucionales, a nivel de los proyectos incluidos en el Plan Operativo Anual 2013.

En este sentido, se orientan las siguientes acciones:

- Mantener la política de racionalización del gasto, de acuerdo a las acciones previstas en el Decreto N° 6.649 publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 38.146 de fecha 25/03/2009, mediante una justa distribución de los recursos en función de necesidades prioritarias, y donde el Estado pueda cumplir con sus funciones.

- Atender las asignaciones para el gasto de personal, pensiones y jubilaciones del personal activo y pasivo de la Administración Pública, tomando en cuenta la incidencia generada por el incremento del 30 por ciento del salario mínimo para los trabajadores públicos, aprobado según Decreto N° 8.920 en Gaceta Oficial de la República Bolivariana de Venezuela N° 39.908 de fecha 24/04/2012.

- Atender los gastos relacionados con la adquisición de materiales y suministros, así como los contratos por servicios básicos, fundamentales para el buen desempeño institucional del sector público.

- Continuar priorizando los gastos de mantenimiento y reparaciones menores de equipos e infraestructura.

Los lineamientos trazados en materia de asignación presupuestaria para gastos de inversión están referidos a:

- Adquisición de los activos necesarios que permitan el cumplimiento de las funciones de los órganos y entes de la República, como: mobiliario y equipo de oficina, paquetes y programas de computación, reparaciones mayores de la infraestructura, entre otros.

- Culminación de las obras y proyectos que están en ejecución, en especial los que finalizarán en el año 2013.

- Desarrollo de proyectos enmarcados en el aprovechamiento de las potencialidades de cada región, que coadyuve al fortalecimiento del aparato productivo nacional y a la generación de empleo.

- Atención a los proyectos estratégicos orientados al desarrollo endógeno del país, que además apuntalen a promover la conciencia del deber social, mediante el trabajo comunitario en las áreas competentes.

Dentro de la política social que estima llevar a cabo el Gobierno Nacional, destaca la que lideriza los Proyectos y Misiones Sociales, que permite combatir la desigualdad social que existe en el país, y responder a las necesidades humanas. Esta política aporta

soluciones a los problemas individuales y comunitarios, que van dirigidos a superar la pobreza y la exclusión social.

Por tanto, en virtud de lo expuesto se continuará implementando dicha política, en pro de la mejoría en la calidad de vida de la población económicamente más vulnerable. A tal efecto, se estima para los Proyectos y Misiones Sociales recursos por el orden de Bs. 5.886,2 millones.

En el cuadro N° 4-5 que se exhibe a continuación se muestra la distribución de las asignaciones presupuestarias, para las respectivas misiones.

CUADRO N° 4-5
MISIONES Y PROGRAMAS SOCIALES
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

ORGANISMOS	MONTO
Ministerio del Poder Popular del Despacho de la Presidencia	3.028,5
Fundación Misión Samuel Robinson	332,2
Fundación Misión Cultura	59,9
Fundación Misión Sucre	544,7
Fundación Misión Barrio Adentro	966,1
Fundación Misión Piar	3,0
Fundación Misión Identidad	22,2
Fundación Misión Milagro	22,1
Fundación Misión Che Guevara	32,2
Fundación Misión Negra Hipólita	261,5
Fundación Misión Madres del Barrio Josefa Joaquina Sánchez	784,6
Ministerio del Poder Popular para la Cultura	10,4
Fundación Misión Cultura	10,4
Ministerio del Poder Popular para la Educación Universitaria	566,7
Fundación Misión Sucre	472,2
Servicio Desconcentrado de Administración y Gestión del Fondo de Ahorro Familiar e Inversión Social Hijos de Venezuela	94,5
Ministerio del Poder Popular para la Salud	1.494,3
Fundación Misión Barrio Adentro	1.259,2
Fundación Misión Niño Jesús	235,1
Ministerio del Poder Popular de Petróleo y Minería	0,4
Fundación Misión Piar	0,4
Ministerio del Poder Popular para Relaciones Interiores y Justicia	114,2
Fundación Misión Identidad	114,2
Vicepresidencia de la República	67,9
Fundación Misión Milagro	67,9

CUADRO N° 4-5
MISIONES Y PROGRAMAS SOCIALES
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

ORGANISMOS	MONTO
Ministerio del Poder Popular para las Comunas y Protección Social	600,5
Fundación Misión Che Guevara	48,9
Fundación Misión Negra Hipólita	240,0
Misión José Gregorio Hernández	31,9
Misión Niñas y Niños del Barrio	265,9
Gran Misión Vivienda Venezuela	5,0
Gran Misión Saber y Trabajo	8,8
Ministerio del Poder Popular para la Alimentación	3,3
Misión Alimentación	3,3
• Programa para la Seguridad Alimentaria y el Desarrollo Rural (CASA)	2,3
• Programa de Alimentos Estratégicos (Fundaproal)	1,0
TOTAL	**5.886,2**

Dentro del conjunto de misiones sociales como bandera expuesta para el ejercicio económico-financiero 2013, se tienen principalmente, las siguientes:

- Con la Misión Alimentación, se continuará protegiendo a los segmentos más vulnerables y excluidos socialmente de la población venezolana, garantizando el acceso oportuno y permanente a la alimentación, afianzado a través de la promulgación de la Ley Orgánica de Seguridad y Soberanía Agroalimentaria en el año 2008.

  Para cumplir con el gran objetivo de esta Misión, se cuenta con el apoyo de la Fundación Programa de Alimentos Estratégicos (Fundaproal), el Instituto Nacional de Nutrición (INN), La Corporación de Abastecimiento y Servicios Agrícolas, S.A. (LA CASA).

- La Misión Barrio Adentro continuará enfocando su objetivo en fortalecer el Sistema Nacional de Salud Pública, a fin de desarrollar los planes y proyectos que permitan mejorar la calidad de vida y salud de los venezolanos y venezolanas. Entre dichos proyectos se tienen: Fortalecimiento de los consultorios populares en Barrio Adentro I a nivel nacional, con el objeto de garantizar la atención integral, gratuita y oportuna a las personas que requieren los servicios de salud; Consolidación de los Centros de Diagnóstico Integral, Salas de Rehabilitación Integral y Centros de Alta Tecnología, en el marco de Barrio Adentro II; y Atención odontológica integral a la población venezolana excluida con enfermedades periodontales y diferentes patologías bucales.

  Las políticas en materia de salud desarrolladas en Venezuela, responden a la nueva concepción de la salud consagrada en la Constitución de la República Bolivariana de Venezuela. El Ministerio del Poder Popular para la Salud como ente rector de la materia, continuará concretando la estrategia de Atención Primaria de Salud.

Dada la importancia de la Misión Barrio Adentro en el desarrollo de la vida de las personas y comunidades, la salud adquiere rango de relevancia pública con supremacía dentro del marco de políticas públicas y sobre toda acción que pueda contribuir a generar capacidades, medios y condiciones para garantizarla sea que provengan del sector gubernamental o privado, lucrativo o no lucrativo.

- Por su parte, la Fundación Misión Madres del Barrio "Josefa Joaquina Sánchez", continúa propiciando la inclusión de las madres en pobreza extrema, en todos los procesos de transformación socialista del quehacer nacional, con la finalidad de satisfacer la necesidad de justicia social con la incorporación de las amas de casa a la actividad socioproductiva, a la formación ideológica, política socialista y técnica, entre otras actividades.

- Se continuará fortaleciendo la Gran Misión Vivienda Venezuela bajo la dirección del Ministerio del Poder Popular para Vivienda y Hábitat, como órgano rector de esta materia, en coordinación con los demás órganos y entes de la República, así como de la participación del Poder Comunal.

  A través de la Gran Misión Vivienda Venezuela se fortalecerá el seguimiento y evaluación del conjunto orgánico de políticas, normas operativas e instrumentos que garanticen la efectividad del Estado en materia de vivienda y hábitat, incluyendo el uso apropiado de los recursos públicos y privados destinados a financiar el Régimen Prestacional del Subsistema de Vivienda y Hábitat.

  Con esta política se pretende continuar con la gestión del Gobierno Nacional de satisfacer las necesidades de vivienda, no solo a los sectores más desfavorecidos y vulnerables de la población, sino también a solventar una deuda que en materia de vivienda mantiene con los sectores medios de la población, a través de políticas, planes y proyectos para satisfacer la demanda habitacional del mismo.

  En este sentido, para cumplir con lo antes expuesto se llevarán a cabo las siguientes acciones: continuar con la actualización permanente del Registro Nacional de Viviendas y continuar con el proceso de identificación de terrenos urbanos ociosos o subutilizados, aptos para la construcción de viviendas de interés social; asignar recursos para financiar planes, proyectos y obras en materia de vivienda y hábitat, entre otros proyectos.

- La Misión Sucre continuará fortaleciendo sus acciones, para lo cual se asignan recursos provenientes de los Ministerios del Poder Popular del Despacho de la Presidencia y para la Educación Universitaria, para fortalecer la formación socio política de las Organizaciones del Poder Popular Estudiantil; fortalecer la educación universitaria municipalizada en el contexto de la territorialización; construir las estructuras físicas para incrementar la municipalización de la educación universitaria, entre otros.

Capítulo 5

PRESUPUESTO DE INGRESOS Y FUENTES DE FINANCIAMIENTO

EXPOSICIÓN DE MOTIVOS 2013

Capítulo 5

PRESUPUESTO DE INGRESOS Y FUENTES DE FINANCIAMIENTO

5.1 Aspectos Generales

La política de recaudación fiscal para el ejercicio económico 2013 estará orientada a garantizar la obtención de aquellos recursos necesarios para seguir avanzando en la consecución de los objetivos socio-económicos planteados en el Plan de Desarrollo Económico y Social de la Nación 2007-2013.

Asimismo, se fundamentará en la disminución de la dependencia de los ingresos fiscales a los ingresos provenientes del sector petrolero, con la finalidad de reducir la vulnerabilidad del gasto presupuestario ante eventuales comportamientos irregulares del precio de los hidrocarburos en los mercados internacionales.

Para ello, en cuanto a la incidencia que en el sector petrolero pueda tener el ámbito internacional, se consideró la incertidumbre en el crecimiento económico de los países que conforman la Organización para la Cooperación y el Desarrollo Económico (OCDE) y en las economías emergentes; los conflictos político-económicos de la zona de medio oriente y la crisis financiera internacional aún presente en la eurozona. Respecto al ámbito interno, se consideraron aspectos tales como los aportes de Petróleos de Venezuela, S.A. (Pdvsa) al Fondo de Desarrollo Social, S.A. (Fonden) y los convenios de cooperación que en materia energética ha firmado la República Bolivariana de Venezuela con países de la Región Caribeña, de Suramérica y de Asia.

En este sentido, los aportes fiscales provenientes del sector petrolero para el Proyecto de Ley de Presupuesto 2013, se sustentarán en un precio promedio de realización para la cesta venezolana de exportación de 55 USD/b.

En relación al sector no petrolero, para el año 2013, se mantendrá la política de afianzamiento del aparato productivo interno y de los mecanismos de integración internacional, tales como la firma del Protocolo de Adhesión de Venezuela al Mercado Común del Sur (Mercosur) y los nuevos convenios con la República Popular China; que representan grandes oportunidades para el fortalecimiento de las fuerzas productivas, que permite elevar los niveles de la producción interna, traduciéndose en nuevas y mayores fuentes de ingresos al país. En este sentido, la principal fuente de recaudación estimada para el presupuesto 2013, la constituye los recursos provenientes de la actividad económica no petrolera.

Los Organismos administradores de la recaudación de las rentas internas, tales como el Servicio Nacional Integrado de Administración Aduanera y Tributaria (Seniat), el Ministerio del Poder Popular de Petróleo y Minería, y la Comisión Nacional de Telecomunicaciones (Conatel) continuarán apoyando la acción del Ejecutivo Nacional mediante la aplicación de innovadores planes de fiscalización, utilizando sistemas modernos y eficientes que permitan disminuir la evasión fiscal y logrando un mayor acercamiento de los contribuyentes con las autoridades tributarias, propiciando la maximización de la recaudación interna, dentro de los preceptos de equidad y de justa distribución de las cargas.

Por otra parte, como complemento del financiamiento del Proyecto de Ley de Presupuesto para el ejercicio económico 2013, el Ejecutivo Nacional dispondrá de la disminución de deudas de cuentas por rendir a corto plazo y de operaciones de crédito público que aportarán recursos para cubrir las necesidades de la gestión fiscal, el servicio de la deuda

pública y la inversión en proyectos en sectores como el eléctrico, agrícola, transporte, cultura, defensa, salud, ambiente e industrias.

Con la política de ingresos y fuentes de financiamiento definida por el Ejecutivo Nacional, la estimación de los recursos que financian el Proyecto de Ley de Presupuesto para el ejercicio fiscal 2013, asciende a la cantidad de Bs. 396.406,7 millones. Por concepto de ingresos petroleros se prevé Bs. 83.179,6 millones (21,0 por ciento del total de recaudación de la República); los ingresos derivados de la actividad no petrolera alcanzan la cifra de Bs. 217.740,0 millones (54,9 por ciento de los recursos totales previstos para el año 2013) y, finalmente, las fuentes de financiamiento provenientes de la disminución de otros activos y el incremento de pasivos de la República se ubican en Bs. 95.487,1 millones (24,1 por ciento del total de recursos de la Nación).

A continuación, se muestran en el cuadro N° 5-1 y en el gráfico N° 5-1 los detalles de la estructura del presupuesto de recursos de la República para el ejercicio fiscal 2013 y la participación específica de cada rubro respecto al total.

CUADRO N° 5-1
INGRESOS Y FUENTES DE FINANCIAMIENTO
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

CONCEPTOS	MONTO	PARTICIPACIÓN PORCENTUAL
A. INGRESOS CORRIENTES	**300.919,6**	**75,9**
A.1 INGRESOS CORRIENTES ORDINARIOS	**300.919,6**	**75,9**
I. Ingresos Petroleros	**83.179,6**	**21,0**
1. Impuesto Sobre la Renta (ISLR)	20.719,3	5,2
2. Ingresos del Dominio Petrolero	56.460,3	14,3
3. Dividendos de Petróleos de Venezuela, S.A. (Pdvsa)	6.000	1,5
II. Ingresos del Hierro	**224,6**	**0,0**
III. Ingresos por Otros Minerales	**312,2**	**0,1**
IV. Ingresos Internos	**217.203,2**	**54,8**
1. Impuestos	**213.746,4**	**53,9**
1.1. Impuesto Sobre la Renta – Otras Actividades	54.000,7	13,6
Impuesto Sobre la Renta a Otras Personas Jurídicas	42.192,0	10,6
Impuesto Sobre la Renta a Personas Naturales	11.808,7	3,0
1.2. Impuesto al Valor Agregado (Neto)	121.153,5	30,6
1.3. Impuestos de Importación	15.956,1	4,0
1.4 Impuestos de Licores	3.770,6	1,0
1.5. Impuestos de Cigarrillos	8.931,7	2,2
1.6. Impuesto al Consumo de Gasolina y Otros Derivados del Petróleo	5.984,7	1,5
1.7. Impuestos Varios	3.949,1	1,0

CUADRO N° 5-1
INGRESOS Y FUENTES DE FINANCIAMIENTO
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

CONCEPTOS	MONTO	PARTICIPACIÓN PORCENTUAL
2. Ingresos por Tasas	**2.077,1**	**0,5**
2.1. Servicios de Aduana	1.067,6	0,3
2.2. Timbres Fiscales	390,1	0,1
2.3. Otras Tasas	619,4	0,1
3. Ingresos de la Propiedad	**2,7**	**0,0**
3.1. Alquileres	2,7	0,0
4. Otros Ingresos	**1.377,0**	**0,4**
B. FUENTES DE FINANCIAMIENTO	**95.487,1**	**24,1**
B.1 DISMINUCIÓN DE OTROS ACTIVOS	**130,3**	**0,0**
1. Disminución de deudas de cuentas por rendir a corto plazo (Reintegros)	**130,3**	**0,0**
B.2 INCREMENTO DE PASIVOS	**95.356,8**	**24,1**
1. Proyecto de Ley Especial de Endeudamiento Anual 2013	**95.356,8**	**24,1**
1.1. Proyectos por Endeudamiento	42.315,9	10,7
1.2. Servicio de la Deuda Pública	33.040,9	8,3
1.3. Gestión Fiscal	20.000,0	5,1
TOTAL	**396.406,7**	**100,0**

Gráfico N° 5-1
Ingresos y Fuentes de Financiamiento
(Porcentaje de participación de los ramos de ingresos con respecto al total)
Año 2013


24,1
21,0
54,9
Ingresos Corrientes Petroleros
Ingresos Corrientes Internos 1/
Fuentes de Financiamiento

1/ Incluye ingresos del hierro y otros minerales

5.2 Ingresos Corrientes Ordinarios

5.2.1 De Origen Externo

- **Ingresos Petroleros**

La empresa Pdvsa, está vinculada estrechamente al desarrollo económico y social del país, es por ello que el Ejecutivo Nacional mantendrá para el año 2013, el Plan Siembra Petrolera que favorece la ampliación de los recursos obtenidos del subsuelo, a través de estrategias y políticas que permiten implementar asignaciones que buscan el bienestar de la población, a objeto de respaldar la igualdad y el equilibrio social.

En este sentido, el Estado, a través de Pdvsa, continuará desarrollando una serie de acciones destinadas a dinamizar la economía nacional, mediante el aporte que la empresa realiza al Fonden, de acuerdo a lo señalado en la Ley de Reforma Parcial de la Ley del Banco Central de Venezuela (Gaceta Oficial de la República Bolivariana de Venezuela N° 39.419, de fecha 07/05/2010) y en la normativa que establece la contribución especial por precios extraordinarios y precios exorbitantes en el mercado internacional de hidrocarburos, cuya última reforma se publicó en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.871, de fecha 27/02/2012. Este mecanismo permite continuar con el financiamiento de proyectos en las áreas de infraestructura, energía, salud, educación, agricultura, ambiente, así como la atención de situaciones especiales o estratégicas, lo cual proporciona la oportunidad de seguir avanzando en el desarrollo social del país y en la construcción de un nuevo modelo productivo autosustentable.

De igual manera, el Ejecutivo Nacional diseñó una herramienta eficaz para cumplir con los compromisos derivados de la deuda social con los trabajadores del sector público nacional, mediante la aprobación del Decreto con Rango, Valor y Fuerza de Ley Orgánica relativa al Fondo de Ahorro Nacional de la Clase Obrera y al Fondo de Ahorro Popular, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.915, de fecha 04/05/2012. Estos fondos contarán con el financiamiento de las recaudaciones obtenidas por las ventajas especiales y el impuesto de extracción pagados por las empresas mixtas petroleras, así como por la participación que posee Pdvsa Social, S.A. en estas empresas. A través de los "Petrorinocos" se cubrirá la deuda acumulada por concepto de prestaciones sociales del sector público.

Por otra parte, la República Bolivariana de Venezuela, como potencia energética en materia petrolera, mantendrá su estrategia de integración y cooperación con los países de la región latinoamericana y caribeña, y de fomento en la diversificación de los mercados para la comercialización de los productos venezolanos, mediante el afianzamiento de los lazos de cooperación a través de la Alianza Bolivariana para los Pueblos de Nuestra América (ALBA), de Petrocaribe, de los Convenios de Cooperación Energética, con la adhesión al Mercosur, así como estableciendo coaliciones con el grupo BRICS (Brasil, Rusia, India, República Popular China y Suráfrica) de manera de posicionarse permanentemente como proveedor confiable de hidrocarburos.

Uno de los principales convenios suscritos por el país es el firmado con la República Popular China, que representa una excelente vía de financiamiento de proyectos de alto impacto orientados a la infraestructura, salud, telecomunicaciones, industria, agricultura, entre otros.

En la estimación de la recaudación fiscal petrolera para el año 2013, se tomaron en consideración los aspectos señalados anteriormente, así como los acontecimientos de carácter exógeno a la economía nacional, que afectan directa o indirectamente las variables utilizadas en las valoraciones de recaudación, principalmente, aquellos factores que tienen incidencia sobre la formación de los precios de realización de la cesta de crudos y productos.

En este sentido, la evaluación de las variables volumétricas financieras responde a un criterio de moderación, dada la incertidumbre existente respecto a la velocidad y nivel de crecimiento de la economía global, fundamentada en la crisis del sistema capitalista mundial, con su consecuente inestabilidad en la Eurozona. Las expectativas de crecimiento económico de Estados Unidos y los países de la Eurozona son débiles, lo cual afecta negativamente la demanda de crudos, por lo que la misma dependerá del impulso que puedan realizar sobre el consumo los países emergentes como la República Popular China e India.

Por el lado de la oferta, se tomó en consideración, para determinar la valuación de los precios del crudo, las sanciones impuestas a Irán en materia petrolera, pudiendo causar una disminución en la oferta de hidrocarburos por parte de los miembros de la Organización de Países Exportadores de Petróleo (OPEP), así como también los problemas geopolíticos suscitados en el medio oriente, particularmente, en Siria, que originan diversos efectos sobre los precios del petróleo, en virtud de la ubicación estratégica y las rutas de transporte de energía que pasan por este país.

Aunado a lo anterior, la inestabilidad en los mercados financieros mundiales y por tanto, en la cotización de los instrumentos financieros asociados al petróleo, así como el incremento en la inversión en energías renovables locales, que podrían sustituir paulatinamente al petróleo como combustible, han impreso un posible escenario de volatilidad en la contribución fiscal petrolera que conlleva a una estimación prudente de tales recursos, con la finalidad de garantizar el flujo de ingresos provenientes de este sector.

Con las variables volumétrico financieras definidas, de acuerdo a los aspectos señalados anteriormente, se obtiene la proyección de la contribución fiscal de origen petrolero para el Proyecto de Ley de Presupuesto del ejercicio económico 2013, la cual la industria petrolera nacional cancelará conforme al establecimiento de las cargas tributarias dispuestas en la Ley Impuesto sobre la Renta (ISLR), la Ley Orgánica de Hidrocarburos (LOH) y la Ley Orgánica de Hidrocarburos Gaseosos (LOHG), así como lo acordado por la Asamblea de Accionistas de Pdvsa.

En este orden de ideas, los recursos que se incluirán en el Proyecto de Ley de Presupuesto del año 2013 por concepto de contribución fiscal petrolera se estiman en Bs. 83.179,6 millones. Estos recursos representan 21,0 por ciento del total de ingresos y fuentes de financiamiento y 27,6 por ciento de los ingresos corrientes ordinarios.

En el cuadro N° 5-2 se observan los ingresos que la industria petrolera nacional entregará al Fisco Nacional durante el ejercicio fiscal 2013:

CUADRO N° 5-2
INGRESOS PETROLEROS
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

CONCEPTOS	MONTO	PARTICIPACIÓN PORCENTUAL
Impuesto sobre la Renta (ISLR)	20.719,3	24,9
Ingresos del Dominio Petrolero	56.460,3	67,9
Dividendos de Petróleos de Venezuela S.A. (Pdvsa)	6.000,0	7,2
TOTALES	**83.179,6**	**100,0**

Fuente: Pdvsa

- ## Ingresos del Sector Minero

El Ejecutivo Nacional ha concebido la transformación estructural del sector minero, en consideración a su importancia en el desarrollo económico – social, nacional, regional e interregional.

En una primera etapa se encauzaron cambios organizativos de la administración pública, para ello creó el Ministerio del Poder Popular de Petróleo y Minería y el de Industria, (Decreto N° 8.609 publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 6.058 Ext. de fecha 26/11/2011), con el fin de optimizar la eficiencia del sector y modernizar la estructura orgánica y funcional de los Órganos y Entes que lo circunscriben.

En este sentido, al Ministerio del Poder Popular de Petróleo y Minería, se le delegan las funciones y adscriben las empresas relacionadas a la minería primaria: Carbones de Guasare, S.A. Compañía General de Minería de Venezuela, C.A. (CVG-Minerven), CVG-Bauxilum, C.A., CVG Carbones del Orinoco, C.A. (Carbonorca), CVG Compañía Nacional de Cal, C.A. (CVG-Conaca), CVG Técnica Minera, C.A. (CVG Tecmin) y la Empresa Mixta para el Desarrollo de Geología y Minería de Venezuela, Cuba y Otros Países del ALBA, S.A. (Mineralba, S.A.).

El Ministerio del Poder Popular de Industrias, asume las competencias orientadas al desarrollo de industrias básicas y ligeras, pequeñas y medianas industrias, por lo cual se le asignan: Complejo Siderúrgico Bolivariano (Sidetur), Corporación del Cemento Andino, C.A., Corporación Nacional de Aluminio, S.A., Corporación Siderúrgica de Venezuela, S.A., Corporación Socialista de Cemento, S.A., Corporación Venezolana de Guayana (CVG), Corporación Venezolana de Guayana Internacional, C.A., CVG Aluminio del Caroní S.A. (CVG-Alcasa), CVG Aluminios de Carabobo (CVG-Alucasa), CVG Aluminios Nacionales (CVG-Alunasa), CVG Conductores de Aluminio, C.A., CVG Internacional Filial Europea S.R.L., CVG Minerales Ordaz, C.A. (CVG-Minorca), CVG Promociones Ferrocasa, S.A. (CVG-Ferrocasa) y CVG Venezolana de Aluminio, C.A. (CVG-Venalum).

En la continuación de la política de transformación del sector minero, el 21/09/2012, se suscribieron tres nuevos acuerdos en materia de minería entre Pdvsa y China Internacional Trust and Investment Corporation (CITI), como parte de la cooperación bilateral entre Venezuela y la República Popular China.

De estos convenios, dos están relacionados con el desarrollo del sector. El primero está referido a la elaboración del mapa minero venezolano, que permitirá la creación de la data mineral; este proyecto abarca 5 años de investigación en las áreas de exploración, certificación y cuantificación de la base inorgánica, lo que a futuro permitirá planificar y posesionarse con mayor rigor en el desarrollo de los recursos minerales, para su transformación en el país y para su exportación. El segundo, se refiere al desarrollo del proyecto mineral Las Cristinas, ubicado al sur del estado Bolívar, que contempla la explotación del oro y cobre.

Para el año 2013, se prevé la orientación de políticas que le permitan al Ejecutivo Nacional ir avanzando en materia de:

- Regularización y control de la producción de minerales estratégicos
- Fortalecimiento del régimen de recaudación y fiscalización
- Reordenamiento y establecimiento de las tasas de regalías aplicables a la liquidación de los distintos minerales
- Revisión y regularización de los convenios de regalías específicos para cada uno de los minerales estratégicos
- Creación de Entes estatales para la comercialización de los minerales estratégicos
- Establecimiento de mecanismos de transparencia para la valoración de los minerales estratégicos
- Fortalecimiento y profundización de acuerdos financieros con socios estratégicos.

En este sentido, los ingresos que producirá el sector minero se basará en la implementación de una política de fiscalización enmarcada dentro del establecimiento de un régimen fiscal minero, y de mecanismos de captación eficientes para la recaudación.

Para el ejercicio económico 2013, los ingresos del dominio minero alcanzan la cantidad de Bs. 536,8 millones, distribuidos en Bs. 224,6 millones para el sector del hierro y Bs. 312,2 millones dirigido a las actividades asociadas a los otros minerales.

- **Ingresos del Hierro**

  Los ingresos que se esperan ingresarán a la Tesorería Nacional por concepto del hierro en el año 2013 ascienden a la cantidad de Bs. 224,6 millones, originados por el impuesto superficial y el impuesto de explotación; el primero se refiere al impuesto generado por la superficie otorgada en concesiones mineras para la explotación del hierro y su liquidación se realizará con base al número de hectáreas concedidas; mientras que el segundo, se produce por la participación que corresponde a la República por la extracción del mineral del hierro proveniente de las concesiones de explotación exclusiva y de zonas reservadas.

- **Ingresos por Otros Minerales**

  Las actividades de exploración, explotación y transformación de los otros minerales se estima que aporten al Fisco Nacional la cantidad de Bs. 312,2 millones, constituido principalmente por el impuesto de explotación, que corresponde a la

República por actividades de extracción de minerales tales como plata, platino y demás metales asociados a este último, diamantes, piedras preciosas y demás minerales; así como las ventajas especiales concedidas por terceros al Estado, de conformidad con la ley que rige la materia, distinta de gravámenes que ingresan por determinados impuestos.

5.2.2 De Origen Interno

El aporte de los ingresos de origen interno se encuentra conformado principalmente por la recaudación de impuestos, tasas, ingresos de la propiedad y otros ingresos. En este sentido, destaca el desempeño que en la materia tiene el Seniat y Conatel, como sujetos activos que representan al Ejecutivo Nacional en la generación de dichos ingresos.

El Seniat, como principal Ente recaudador ha realizado importantes esfuerzos que le han permitido mantener una recaudación aduanera y tributaria promedio de 10,3 por ciento del PIB para los últimos 5 años, lo cual representa un soporte estable en la previsión del presupuesto público nacional.

Para el año 2013, el Seniat continuará desempeñando este rol, mediante la adecuación de sus operaciones, en forma tal, que le permitan promover y propiciar la coherencia organizativa, funcional, procedimental y sistémica de la administración aduanera y tributaria con los demás Entes públicos, dentro de los principios de progresividad y justicia social.

A su vez, continuará implementado el Plan Nacional de Fiscalización, con el fin de aumentar la eficiencia en la gestión recaudadora y propiciar de manera voluntaria el cumplimiento de los deberes tributarios pendientes de los contribuyentes, mediante operativos de inspección y fiscalización.

Asimismo, se pretende que el sistema aduanero y tributario continúe su proceso de reordenación y adecuación a la concepción socialista del Estado Venezolano, garantizando estructuras que distribuyan la carga en función del esfuerzo humano productivo, requerido para generar la riqueza.

Con la inclusión de Venezuela al Mercosur se han levantado expectativas dentro del aparato económico venezolano, lo que permitirá la apertura de un abanico de oportunidades comerciales para el sector gubernamental y privado, para ello se debe establecer mecanismo de armonización de las políticas y el marco jurídico para hacer más exitoso el camino hacia esta integración.

Bajo esta perspectiva, el Seniat se plantea participar en las deliberaciones relacionadas con el tema de valoración aduanera de las mercancías, los regímenes aduaneros nacionales y todo el sistema tributario y aduanero nacional en general, con el objeto de confeccionar los instrumentos normativos tendientes a lograr la armonización del marco legal aduanero y tributario con los países miembros del Mercosur, siguiendo los protocolos de intercambio y comercio internacional.

Para el ejercicio económico-financiero 2013, se estima que ingresen al Fisco Nacional por este concepto la cantidad de Bs. 217.203,2 millones, lo que representa 54,8 por ciento del total de ingresos y fuentes de financiamiento de la República y 72,2 por ciento de los ingresos corrientes ordinarios. Los recursos de origen interno están conformados por Bs. 213.746,4 millones provenientes de la percepción de los impuestos, Bs. 2.077,1 millones por el cobro de las diferentes tasas, Bs. 2,7 millones por ingresos de la propiedad y Bs. 1.377,0 millones provenientes de otros ingresos de origen interno.

En este orden de ideas, se describen las principales rentas nacionales que conforman los ingresos corrientes ordinarios originados desde el sector interno del país.

- **Impuestos**

Los impuestos se encuentran enmarcados en la legislación aduanera y tributaria venezolana y son propios del ejercicio de la potestad tributaria del Estado, con el objeto de financiar el gasto público nacional, atendiendo al principio de capacidad contributiva en concatenación con el principio constitucional de equidad.

El Ejecutivo Nacional en ejercicio de dicha potestad, para el año 2013 prevé recaudar, principalmente por Órgano del Seniat, la cantidad de Bs. 213.746,4 millones por impuestos, monto que representa 53,9 por ciento del total de ingresos y fuentes de financiamiento de la República y 71,0 por ciento del total de los ingresos corrientes ordinarios.

En el cuadro N° 5-3 y el gráfico N° 5-2 se detallan los impuestos que se estiman aplicar al sector interno de la economía nacional:

CUADRO N° 5-3
IMPUESTOS
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

CONCEPTOS	RECAUDACIÓN
Impuesto sobre la Renta Otras Actividades 1/	54.000,7
Impuesto al Valor Agregado (Neto)	121.153,5
Impuestos de Importación	15.956,1
Impuestos de Licores	3.770,6
Impuestos de Cigarrillos	8.931,7
Impuesto al Consumo de Gasolina y Otros Derivados del Petróleo	5.984,7
Impuestos Varios 2/	3.949,1
TOTAL	213.746,4

1/ Incluye ISLR y reparos administrativos a otras personas jurídicas y personas naturales

2/ Incluye Impuesto de telecomunicaciones; impuesto sobre sucesiones, donaciones y demás ramos conexos y, el impuesto a las actividades de juegos de envite o azar.

Fuente: Seniat y Ministerio del Poder Popular de Planificación y Finanzas.

Gráfico N° 5-2
Distribución de la Recaudación por Impuestos
(Participación Porcentual en el Total de Impuestos)
Año 2013


Impuestos de cigarrillos
4,2%
Impuesto al consumo de gasolina y otros derivados del petróleo
2,8%
Impuestos varios
1,8%
Impuestos de licores
1,8%
ISLR otras actividades
25,3%
Impuestos de importación
7,4%
IVA (Neto)
56,7%

- **Impuesto sobre la Renta Otras Actividades (ISLR)**

En este rubro se incluye el impuesto sobre la renta distinto de la actividad petrolera y minera, donde se grava toda ganancia o incremento de patrimonio producido por una inversión o rentabilidad de un capital, ya sea por trabajo bajo relación de dependencia o por ejercicio libre de la profesión y, en general los enriquecimientos derivados de la realización de cualquier actividad económica o de la obtención de un privilegio.

Para la recaudación de este ramo, el Seniat prevé llevar a cabo una gestión óptima, mediante la implementación de un sistema integral de administración tributaria moderno, eficiente, equitativo y confiable, bajo los criterios de legalidad y respeto al contribuyente.

El ISLR ha venido mostrando una evolución positiva y se pretende mantener en el transcurso del año 2013, a través de dos estrategias bien delineadas, la primera está enmarcada en la nueva filosofía del Gobierno Nacional, mediante la cual el Seniat seguirá ofreciendo su presencia, con la instalación de los distintos operativos a nivel nacional de atención y orientación para la declaración y pago del ISLR, con la participación de los funcionarios de este Entes recaudador, lo que permitirá acercar al contribuyente a la administración tributaria nacional, evitando complicaciones, sanciones, retrasos y omisiones así como el oportuno cumplimiento de las obligaciones tributarias.

La segunda estrategia, está referida a incrementar el número de contribuyentes especiales, que de acuerdo a la normativa establecida cumplan con los requisitos establecidos para ser considerados como tales. Según la concepción del ISLR quien perciba mayores ingresos, deben ser quienes aporten más al tesoro nacional con la

aplicación de este tributo, atendiendo al principio de progresividad y capacidad contributiva, el cual está establecido en el texto constitucional venezolano.

Con base a lo anterior, para el ejercicio fiscal 2013 se prevé recaudar Bs. 54.000,7 millones por ISLR, representando 13,6 por ciento del total de recursos proyectados y 17,9 por ciento del total de los ingresos ordinarios. Este monto se encuentra distribuido en Bs. 42.192,0 millones por concepto del ISLR de otras personas jurídicas y Bs. 11.808,7 millones por el ISLR de personas naturales; incluyendo los reparos administrativos que se producen por errores u omisiones en las que incurren las personas naturales o jurídicas y que han sido comprobados fehacientemente por dicha administración, de acuerdo a la normativa legal vigente. Para el año 2013, se estiman por dichos reparos Bs. 150,3 millones, de los cuales Bs. 105,2 millones corresponden a otras personas jurídicas y Bs. 45,1 millones a personas naturales.

En el cuadro N° 5-4 y el gráfico N° 5-3 se muestra la tendencia observada por la recaudación de este impuesto para el periodo 2008-2012, así como la estimación para el Proyecto de Ley de Presupuesto 2013.

CUADRO N° 5-4
IMPUESTO SOBRE LA RENTA-OTRAS ACTIVIDADES 1/
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)
AÑOS 2008-2013

AÑOS	RECAUDACIÓN
2008(*)	21.708,0
2009(*)	26.129,5
2010(*)	28.136,7
2011(*)	36.699,5
2012 (**)	46.842,4
2013 (***)	54.000,7

(*) Cifras provisionales
(**) Cifras provisionales enero - agosto, estimadas resto del año
(***) Cifras estimadas, Proyecto de Ley de Presupuesto
1/ Incluye ISLR y reparos administrativos a otras personas jurídicas y a personas naturales
Fuente: Seniat y ONT

Gráfico N° 5-3
Impuesto Sobre la Renta Otras Actividades
(Millones de Bolívares)
Años 2008-2013


54.000
48.000
42.000
36.000
30.000
24.000
18.000
12.000
6.000
0
Millones de Bolívares
2008
2009
2010
2011
2012
2013
Años

- **Impuesto al Valor Agregado (Neto)**

El impuesto al valor agregado (IVA) es el tributo que grava la enajenación de bienes muebles, prestación de servicios y la importación de bienes y su ámbito de aplicación es en todo el territorio nacional. Dicho impuesto está concebido para que sea cancelado mensualmente por las personas naturales o jurídicas, las comunidades, las sociedades irregulares o de hecho, los consorcios y demás Entes jurídicos o económicos públicos o privados, que en su condición de importadores de bienes, habituales o no, de fabricantes, productores, ensambladores, comerciales y prestadores de servicios independientes, adelanten actividades que constituyan hechos imponibles según la disposición legal.

En la recaudación de IVA, el Seniat ha venido mejorando su gestión mediante la adaptación de la normativa legal que rige a este tributo, a fin de minimizar los márgenes de evasión y elusión fiscal, así como la implementación de jornadas de orientación y divulgación, con el objeto de que los contribuyentes conozcan esta normativa y adapten sus procesos contables y administrativos a la misma, facilitando el trámite de declaración y pago de manera más expedita y sencilla para evitar la aplicación de sanciones por este concepto.

Es de hacer notar, que el éxito de la recaudación del IVA, radica en la obligación que tienen los ciudadanos de exigir la factura. La factura es el único soporte que respalda el hecho imponible y garantiza que el impuesto cobrado por el prestador del bien o servicio ingrese efectivamente a las arcas nacionales, es por ello que el Seniat ha impulsado campañas de concientización dirigidas a toda la colectividad en general, mediante la cual se informa, promueve y exhorta a los contribuyentes a solicitar la factura, ya que de esta forma ellos serían coparticipes en la vigilancia de que el impuesto que se está pagando sea enterado al tesoro nacional.

Adicionalmente, el Seniat con la intención de optimizar los procesos tributarios, prevé la simplificación de los mismos, razón por la cual se han venido incorporando normas generales y específicas para facilitar el manejo de la información; parte de esta actualización esta dirigida a la modificación del procedimiento de recepción de solicitud de la recuperación de los créditos fiscales por IVA, mediante la emisión de los Certificados de Reintegros Tributarios (CERT); los cuales están destinados a reintegrar los créditos fiscales generados por el IVA que hubiesen sido soportados y efectivamente pagados con ocasión de la actividad de exportación de los contribuyentes ordinarios, de acuerdo a lo establecido en las respectivas Providencias Administrativas que hubiesen sido entregadas por el Seniat, a favor de las empresas beneficiarias.

Acorde con las metas de crecimiento e inflación previstas en el Proyecto de Ley de Presupuesto 2013, se estima por la aplicación de este impuesto la cantidad de Bs. 121.153,5 millones (30,6% del total de recursos y 40,3% de los ingresos corrientes ordinarios), una vez deducidos los CERT que están cuantificados en Bs. 353,7 millones; monto que agrupa al sector petrolero (Bs. 308,4 millones) y a los otros exportadores distintos de la actividad petrolera (Bs. 45,3 millones).

En el cuadro N° 5-5 se presenta el comportamiento y la proyección para el año 2013 de este importante impuesto.

CUADRO N° 5-5
IMPUESTO AL VALOR AGREGADO (NETO)

PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)
AÑOS 2008-2013

AÑOS	RECAUDACIÓN
2008(*)	31.226,1
2009(*)	41.627,8
2010(*)	56.100,5
2011(*)	83.483,8
2012(**)	102.791,1
2013 (***)	121.153,5

(*) Cifras provisionales
(**) Cifras provisionales enero – agosto, estimadas resto del año
(***) Cifras estimadas, Proyecto de Ley de Presupuesto
Fuente: Seniat y ONT

El gráfico N° 5-4 demuestra la evolución de la recaudación de esta renta en los últimos años y el monto que se prevé recaudar por este rubro para el año 2013.

Gráfico N° 5-4
Impuesto al Valor Agregado (Neto)
(Millones de Bolívares)
Años 2008-2013


Millones de Bolívares
140.000,0
120.000,0
100.000,0
80.000,0
60.000,0
40.000,0
20.000,0
0,0
2008
2009
2010
2011
2012
2013
Años

- **Impuestos de Importación**

Este tributo se genera por la importación definitiva de mercancías de procedencia extranjera al territorio aduanero nacional, sea ésta efectuada por vía marítima, aérea, terrestre o bultos postales, cuya categorización y respectivo pago es determinado por el clasificador arancelario vigente, en el que se especifican los gravámenes aplicables a la importación en el país de dichas mercancías. La clasificación arancelaria consiste en ubicar una determinada mercancía en la fracción arancelaria que le corresponde dentro de la tarifa de la ley de los impuestos generales de importación, de conformidad con las notas legales, de sección, de capítulo, notas explicativas, reglas generales y complementarias, así como de diversos criterios de clasificación vigentes que se encuentran en las reglas de carácter general en materia de comercio exterior.

Para el 2013, el Seniat prevé continuar fortaleciendo el sistema aduanero mediante la profundización del ejercicio del control aduanero, que tiene como objetivo principal garantizar la soberanía de la Nación, la salud de los venezolanos, la protección del medio ambiente y trascender el ámbito de control de la zona primaria, para ejercer la potestad aduanera en el término de toda su dimensión, permitiendo que la presencia del Seniat en las aduanas vaya más allá del rol de recaudador, ejerciendo controles en aras de afianzar el compromiso del Gobierno Bolivariano en la lucha contra el narcotráfico y las actividades que atenten contra el desarrollo económico de la Nación y de la seguridad nacional.

Para ello, se pretende dar continuidad a las acciones de modernización de las operaciones aduaneras a nivel nacional, tendiente a la optimización de los tiempos de nacionalización de las mercancías, manteniendo los niveles de control relacionado con la verificación documental y física de las cargas, a fin de garantizar

que las mercancías que ingresan al país tengan la permisología respectiva, en previsión a la comisión de ilícitos aduaneros. Dicha modernización se basa en dos pilares fundamentales, por un lado está la incorporación de equipos de inspección no intrusivos de Rayos X más avanzados y, por el otro de implementación del Sistema Aduanero Automatizado World (Sidunea World).

Con respecto a los equipos de inspección no intrusivos, se pretende continuar en la automatización de los procesos de nacionalización de las mercancías, donde sea posible efectuar las verificaciones de una manera más expedita, de igual forma esta herramienta tecnológica servirá de apoyo en la lucha contra el delito de contrabando, el tráfico ilícito de sustancias psicotrópicas, materiales peligrosos y de mercancías aún no declaradas.

Por su parte, el Sidunea World es la nueva versión que aplica la administración aduanera y tributaria para el registro, intercambio y procesamiento de la información, como herramienta para el trámite y control de la llegada, almacenamiento, introducción, permanencia y extracción de mercancías objeto de tráfico internacional; ofreciendo mecanismos que permitirán al Seniat ejercer su labor de control, recaudación y gestión de riesgo, en un marco de eficiencia y racionalización. El Sidunea World es un sistema confiable que permitirá mayores controles y simplificación de trámites para la administración pública, ya que se reducen de 37 pasos a solo 7 el proceso de nacionalización de las mercancías. En una primera fase y como prueba piloto se encuentra operativo en la Aduana Principal de La Guaira y la Aduana Principal Aérea de Maiquetía, donde se evalúa su funcionamiento y efectúan los ajustes respectivos, para luego expandirlo al resto de las aduanas a nivel nacional.

Con este plan de modernización de las aduanas, el Seniat pretende ejecutar acciones a fin de prestar un servicio con tecnología de punta y hacer que la verificación de las mercancías que ingresan al territorio aduanero sea en forma más eficaz, así como agilizar el cobro de los impuestos de importación, enmarcado en un sistema aduanero y tributario más eficiente, además de facilitar el comercio internacional.

Para el año 2013, el Seniat espera recaudar por concepto de impuestos de importación Bs. 15.956,1 millones; en términos del total de ingresos y fuentes de financiamiento de la Nación, estos recursos representan 4,0 por ciento y con respecto a los ingresos corrientes ordinarios 5,3 por ciento.

En el cuadro N° 5-6 y el gráfico N° 5-5 se puede apreciar el comportamiento que ha experimentado la recaudación de este impuesto durante el período 2008-2012 y lo que el Fisco Nacional prevé percibir por esta renta para el ejercicio fiscal 2013:

CUADRO N° 5-6
IMPUESTOS DE IMPORTACIÓN
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)
AÑOS 2008-2013

AÑOS	RECAUDACIÓN
2008(*)	7.514,9
2009(*)	5.914,0
2010(*)	8.503,6
2011(*)	14.740,0
2012(**)	16.930,7
2013(***)	15.956,1

(*) Cifras provisionales
(**) Cifras provisionales enero – agosto, estimadas resto del año
(***) Cifras estimadas, Proyecto de Ley de Presupuesto
Fuente: Seniat y ONT

Gráfico N° 5-5
Impuestos de Importación
(Millones de Bolívares)
Años 2008-2013


17.000
15.000
13.000
11.000
9.000
7.000
5.000
3.000
1.000
-1.000
Millones de Bolívares
2008
2009
2010
2011
2012
2013
Años

- **Impuestos de Licores**

La producción y comercialización de licores, de acuerdo a la normativa vigente, exige licencia para destilar y vender licor, actividad de la cual se derivan la cancelación de los impuestos de licores. Los comercios que expenden licores para operar necesitan poseer una licencia de venta de licores, pagar impuestos especiales, presentar informes y mantener registros detallados, entre otros, ante las autoridades respectivas. El alcohol etílico y las especies alcohólicas de producción nacional o importada, destinados al consumo en el país, quedan sujetos al impuesto que establece la Ley del Impuesto sobre Alcohol y Especies Alcohólicas según Decreto N° 5.618 publicado en Gaceta Oficial de la República Bolivariana de

Venezuela N° 5.852 Ext., de fecha 05/10/2007, donde se establece que el alcohol y las especies alcohólicas importados tributan el impuesto por litro, es decir su base imponible es por litro.

Por su parte, el impuesto sobre alcohol etílico y especies alcohólicas importados a que se refieren los artículos 14 y 18 de esta Ley, establece que serán liquidados por la oficina aduanera en la misma oportunidad en que se liquiden los impuestos de importación que fueren aplicables.

En este sentido, para el año 2013 el Seniat prevé Bs. 3.770,6 millones por recaudación de este tributo, monto que representa 1,0 por ciento del total de ingresos y fuentes de financiamiento del presupuesto de la República, y 1,3 por ciento del total de los ingresos corrientes ordinarios.

El cuadro N° 5-7 y el gráfico N° 5-6 reflejan la recaudación reportada por la aplicación de este impuesto durante el período 2008-2012 y lo que el Seniat estima recaudar por el mismo para el ejercicio fiscal 2013.

CUADRO N° 5-7
IMPUESTOS DE LICORES

PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)
AÑOS 2008-2013

AÑOS	RECAUDACIÓN
2008(*)	1.365,1
2009(*)	1.764,7
2010(*)	2.191,5
2011(*)	2.762,1
2012(**)	2.896,3
2013(***)	3.770,6

(*) Cifras provisionales
(**) Cifras provisionales enero – agosto, estimadas resto del año
(***) Cifras estimadas, Proyecto de Ley de Presupuesto
Fuente: Seniat y ONT

Gráfico N° 5-6
Impuestos de Licores
(Millones de Bolívares)
Años 2008-2013


4.000
3.500
3.000
2.500
2.000
1.500
1.000
500
0
Millones de Bolívares
2008
2009
2010
2011
2012
2013
Años

- **Impuesto de Cigarrillos**

El impuesto sobre cigarrillos y manufacturas de tabaco, es un tipo de tributo cuyo hecho imponible está dirigido a la fabricación e importación de cigarrillos, tabacos y picaduras destinados al consumo en el país, quedando obligado el contribuyente a la cancelación del mismo, mediante la aplicación de una tarifa impositiva del 70,0 por ciento del precio de venta al público, siendo pagadero previamente a la expedición de la especie por el productor y su liquidación se realizará en lapsos no superiores a treinta días continuos, previa constitución de las garantías respectivas. Cuando se trate de cigarrillos, tabacos y picaduras para fumar importados, la oficina aduanera respectiva liquidará el impuesto según lo establecido en la normativa vigente sobre la materia.

Para el ejercicio fiscal 2013 se estima recaudar la cantidad de Bs. 8.931,7 millones, este monto representa 2,2 por ciento del total de ingresos y fuentes de financiamiento y 3,0 por ciento de los ingresos corrientes ordinarios. En el cuadro N° 5-8 y el gráfico N° 5-7 se aprecia la evolución positiva en la recaudación de este tributo para el período 2008-2012 y lo que se prevé ingresará al Fisco Nacional por este impuesto para el año 2013:

CUADRO N° 5-8
IMPUESTO DE CIGARRILLOS

PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)
AÑOS 2008-2013

AÑOS	RECAUDACIÓN
2008(*)	3.237,2
2009(*)	4.204,3
2010(*)	5.400,9
2011(*)	6.011,4
2012(**)	6.524,5
2013(***)	8.931,7

(*) Cifras provisionales
(**) Cifras provisionales enero – agosto, estimadas resto del año
(***) Cifras estimadas, Proyecto de Ley de Presupuesto
Fuente: Seniat y ONT

Gráfico N° 5-7
Impuesto de Cigarrillos
(Millones de Bolívares)
Años 2008-2013


9.500
8.500
7.500
6.500
5.500
4.500
3.500
2.500
1.500
500
-500
Millones de Bolívares
2008
2009
2010
2011
2012
2013
Años

- **Impuesto al Consumo de la Gasolina y Otros Productos Derivados del Petróleo**

  Los recursos que se recaudarán durante el ejercicio fiscal 2013 provenientes de los impuestos de consumo de los productos derivados del petróleo, se estiman en Bs. 5.984,7 millones. Esta proyección está conformada por los impuestos de consumo propio y de consumo general que se desagregan de la siguiente manera: Bs. 388,7 millones corresponden al impuesto al consumo general de la gasolina, Bs. 4.009,2 millones al impuesto al consumo general de otros derivados del petróleo, Bs. 1,9 millones se derivan del impuesto al consumo propio de gasolina y

Bs. 1.584,9 millones proceden del impuesto al consumo propio de otros derivados del petróleo.

Los numerales 2 y 3 del artículo 48 de la LOH, señalan las tarifas que se aplicarán al consumo de los derivados de este hidrocarburo: un diez por ciento (10,0%) para el impuesto al consumo propio y entre treinta y cincuenta por ciento (30,0% y 50,0%) para el impuesto al consumo general.

Asimismo, el numeral 3 del artículo anteriormente mencionado también establece que la alícuota del impuesto al consumo general debe señalarse, anualmente, en la Ley de Presupuesto. Para el ejercicio fiscal 2013, la tasa de impuesto a aplicar será de 30,0 por ciento.

En Venezuela se comercian dos tipos de combustibles para vehículos: la gasolina de 91 y de 95 octanos, ambas sin plomo. De igual manera, el país produce y vende derivados del petróleo como el diesel, el fuel oil, el kerosén, el asfalto, las parafinas y los aceites lubricantes.

El Ejecutivo Nacional, en su dedicación de menguar los desequilibrios sociales y propiciar el mayor bienestar social y económico de los venezolanos, mantiene subsidios a diversos proyectos de interés nacional que se derivan del impuesto al consumo general de gasolina y diesel. En este sentido, las estimaciones que se incluyen en el Proyecto de Ley de Presupuesto del año 2013 por este concepto, se registran netas de estas subvenciones. Los proyectos beneficiarios de este apoyo económico son: el sistema de control de cargas, el mejoramiento de las unidades de transporte colectivo, el Vivex–VAO, el pasaje preferencial estudiantil, el de transportes masivos, y el programa nacional de transporte urbano.

A objeto de mantener un nivel de consumo de gasolina adecuado en el mercado interno, el Ejecutivo Nacional continuará apoyando el "Proyecto Autogas" (Sistema Alterno de Combustible) a partir del cual se busca la diversificación en la utilización de combustibles para el parque automotor y permite la liberación de disponibilidad de gasolina. Este proyecto contempla la venta de vehículos nuevos con el sistema bicombustible (gasolina y gas), la conversión a gas, de manera gratuita, de aquellos vehículos que aún no lo posean, así como la adecuación y construcción de puntos de expendio de gas a nivel nacional.

Asimismo, se seguirá con el "Plan de Automatización de Combustible", en los Estados del país donde se ha puesto en funcionamiento este sistema, con el fin de contrarrestar el contrabando de gasolina en las fronteras, en pleno ejercicio de soberanía nacional y garantizando un suministro seguro y confiable de este producto en los estados limítrofes. Actualmente, dicho plan se aplica únicamente en los estados Táchira y Zulia (municipios Mara y Guajira) y consiste en la instalación de un dispositivo en el vehículo que permite regular el abastecimiento del combustible de acuerdo a la capacidad que tiene el automóvil.

En el cuadro N° 5-9 y el gráfico N° 5-8 se puede observar el comportamiento que ha presentado la recaudación del impuesto al consumo de gasolina y derivados del petróleo durante el período 2008–2012. Igualmente, se señalan los recursos estimados en el Proyecto de Ley de Presupuesto para el ejercicio fiscal 2013:

CUADRO N° 5-9
IMPUESTO AL CONSUMO DE GASOLINA Y OTROS DERIVADOS DEL PETRÓLEO
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)
AÑOS 2008-2013

AÑOS	IMPUESTO AL CONSUMO GENERAL		IMPUESTO AL CONSUMO PROPIO		TOTAL IMPUESTO AL CONSUMO
	GASOLINA	OTROS DERIVADOS	GASOLINA	OTROS DERIVADOS	GASOLINA Y OTROS DERIVADOS
2008 (*)	192,5	965,5	0,3	15,6	1.173,9
2009 (*)	172,8	564,2	0,2	18,7	755,9
2010 (*)	247,0	949,8	0,2	82,8	1.279,8
2011 (*)	286,0	2.931,1	1,6	962,2	4.180,9
2012 (**)	1.150,9	2.878,3	0,6	197,0	4.226,8
2013 (***)	388,7	4.009,2	1,9	1.584,9	5.984,7

(*) Cifras provisionales
(**) Cifras provisionales enero - agosto, estimadas resto del año
(***) Cifras estimadas, Proyecto de Ley de Presupuesto
Fuente: ONT y Ministerio del Poder Popular de Planificación y Finanzas

Gráfico N° 5-8
Impuesto al Consumo de Gasolina y Otros Derivados del Petróleo
(Millones de Bolívares)
Años 2008-2013


6.000,0
5.500,0
5.000,0
4.500,0
4.000,0
3.500,0
3.000,0
2.500,0
2.000,0
1.500,0
1.000,0
500,0
0,0
Millones de Bolívares
2008
2009
2010
2011
2012
2013
Años
Otros Derivados
Gasolina

- **Impuestos Varios**

El ramo que agrupa a los impuestos varios está representado por tres tipos de impuestos: impuesto de telecomunicaciones, impuesto sobre sucesiones, donaciones y demás ramos conexos y, el impuesto a las actividades de juegos de

envite o azar. En este sentido, para el año 2013 el Ejecutivo Nacional tiene contemplado recaudar por estos tres conceptos Bs. 3.949,1 millones, cuya proporción con respecto al total de recursos de la Nación es 1,0 por ciento y del total de los ingresos corrientes ordinarios 1,3 por ciento.

En cuanto al impuesto de telecomunicaciones, el monto asciende a Bs. 3.452,6 millones, siendo Conatel quien reviste la figura de administración tributaria descentralizada para el sector de las telecomunicaciones, que en el año 2013 estima implementar mecanismos para que los contribuyentes que presten servicios de telecomunicaciones declaren y paguen los tributos establecidos en la Ley Orgánica de Telecomunicaciones, en concordancia con la Ley de Responsabilidad Social de Radio y Televisión y Medios Electrónicos.

Es importante señalar, que Conatel ha venido actuando de manera mancomunada con el Ministerio del Poder Popular para Ciencia, Tecnología e Innovación, la Compañía Anónima Nacional Teléfonos de Venezuela (Cantv) y el Ministerio del Poder Popular para las Comunas y Protección Social; con el objeto de hacer que la plataforma comunicacional del país sea uno de los factores que apuntalen a la construcción fundamental del Poder Popular, con ello se pretende avanzar hacia la construcción de nuevos valores y de un sistema público comunicacional alternativo, partiendo del hecho de que el pago de este impuesto por parte de aquellos que explotan el circuito radioeléctrico nacional, sean quienes contribuyan a socializar el uso y aplicación de las telecomunicaciones y así democratizar su acceso hasta convertirlas en una plataforma habilitadora de desarrollo para consolidar la República Bolivariana de Venezuela.

Con relación al impuesto sobre sucesiones, donaciones y demás ramos conexos, se refiere a las transmisiones gratuitas de derechos por causa de muerte o por actos entre personas (con vida), las cuales son gravadas con el impuesto establecido en la normativa respectiva. En lo atinente a las sucesiones, los herederos tienen que elaborar la declaración sucesoral, para ello debe inscribir la sucesión en el registro único de información fiscal y deberán nombrar a un representante de la sucesión, quien realizará todos los trámites y la declaración dentro de los próximos 180 días después de la fecha de muerte del difunto, con la unidad tributaria de la fecha de muerte; teniendo como soporte todos los documentos de los activos y pasivos, que servirán de base para calcular el impuesto respectivo, el cual será cancelado en los bancos autorizados de recaudar este impuesto.

En lo que respecta a las donaciones, se trata de una transferencia gratuita entre personas (con vida), y por esa transferencia también se causa un impuesto, estando regido por la misma tarifa y rebajas que las sucesiones, dicho impuesto lo paga el que recibe la donación, para ello el registrador deberá solicitarle el pago respectivo del impuesto.

Para el año 2013, se espera recaudar Bs. 396,9 millones por el impuesto sobre sucesiones, donaciones y demás ramos conexos, monto que incluyen los reparos administrativos a los contribuyentes que se pudieran generar por este concepto (Bs. 7,5 millones).

Finalmente, el impuesto a las actividades de juegos de envite o azar, esta asociado a las actividades de explotación u operación de loterías y espectáculos hípicos, explotación de casinos, salas de bingos, máquinas traganíqueles, así como la organización, en general, de juegos de envite y azar; que serán gravadas con un impuesto nacional, en los términos previstos en la norma que rige a esta materia.

Las actividades de recaudación, verificación, fiscalización y control de este impuesto, están reservadas al Poder Público Nacional y serán ejercidas a través del Seniat, el cual funge como el sujeto activo en la relación jurídico-tributaria de conformidad con lo dispuesto en el numeral 12 del artículo 156 de la Constitución de la República Bolivariana de Venezuela.

De igual forma, todo Entes público que controle o se dedique a la explotación, operación u organización de juegos de envite o azar, deberá informar al Seniat, sobre los registros de las jugadas y montos de las apuestas, pactados por ante los operadores de juegos, centros de apuestas y unidades de comercialización, a través de sistemas automatizados en línea y medios magnéticos, así como cualquier otra información considerada de interés a los efectos fiscales. Es importante destacar, la labor ejercida por parte de la Comisión Nacional de Loterías, al suministrar la base de datos de las operadoras, distribuidoras y agencias de loterías que operan, a fin de evitar la evasión y elusión de los impuestos. Para el año 2013, por el impuesto a las actividades de juegos de envite o azar, se prevé que ingresen al presupuesto de la República Bs. 99,6 millones.

El cuadro N° 5-10 muestra la recaudación reportada a la Oficina Nacional del Tesoro (ONT) por cada uno de los rubros que conforman este concepto para el período 2008-2012 y lo que se estima recaudar por cada impuesto para el año 2013:

CUADRO N° 5-10
IMPUESTOS VARIOS
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)
AÑOS 2008-2013

AÑOS	IMPUESTO DE TELECOMUNICACIONES	SUCESIONES Y DONACIONES	ACTIVIDADES DE JUEGOS DE ENVITE O AZAR	TOTAL IMPUESTO VARIOS
2008(*)	284,1	114,1	185,8	584,0
2009(*)	183,1	175,5	203,2	561,8
2010(*)	645,0	221,7	231,5	1.098,2
2011(*)	204,0	273,9	129,5	607,4
2012(**)	2.748,5	316,1	109,5	3.174,1
2013(***)	3.452,6	396,9	99,6	3.949,1

(*) Cifras provisionales
(**) Cifras provisionales enero – agosto, estimadas resto del año
(***) Cifras estimadas, Proyecto de Ley de Presupuesto
Fuentes: Seniat, ONT y Ministerio del Poder Popular de Planificación y Finanzas

Seguidamente el gráfico N° 5-9 muestra la evolución en la recaudación de estos rubros de ingresos para el período 2008-2013.

Gráfico N° 5-9
Impuestos Varios
(Millones de Bolívares)
Años 2008 – 2013


3.600
3.400
3.200
3.000
2.800
2.600
2.400
2.200
2.000
1.800
1.600
1.400
1.200
1.000
800
600
400
200
0
Millones de Bolívares
2008
2009
2010
2011
2012
2013
Años
Sucesiones y donaciones
Telecomunicaciones
Activid. de Juegos de Envite o Azar

- ## Ingresos por Tasas

Los ingresos obtenidos por este rubro, según lo establecido en el Código Orgánico Tributario (COT), lo constituyen las recaudaciones cuya obligación tiene como hecho generador, la prestación efectiva o potencial de un servicio público individualizado en el contribuyente o utilización de un bien de dominio público.

Bajo esta perspectiva, la proyección por este concepto para el año 2013 se estima en Bs. 2.077,1 millones (0,5 por ciento del total de recursos de la República y 0,7 por ciento de los ingresos corrientes ordinarios). Este monto se encuentra constituido por las tasas: servicios de aduanas representado en Bs. 1.067,6 millones, timbres fiscales en Bs. 390,1 millones y otras tasas con Bs. 619,4 millones, en este grupo se incluye: servicios de telecomunicaciones (Bs. 57,3 millones), bandas de garantía, cápsulas y sellos (Bs. 88,9 millones) y por último, los servicios sociales y administrativos (Bs. 473,2 millones).

- ### Servicios de Aduana

Las tasas aduaneras son las prestaciones pecuniarias exigidas por el Estado, como consecuencia de la prestación de un servicio vinculado a las actividades aduaneras e individualizable en el contribuyente, representada por las tasas de: habilitación de aduanas (tasa por el uso de los servicios de las oficinas aduaneras, en horas no comprendidas en el horario de trabajo, en días no hábiles); servicio de aduanas (tasa por la utilización de los diferentes servicios prestados por las oficinas aduaneras, para determinar el régimen aplicable a las mercancías sometidas a su potestad y por la confrontación de la documentación aduanera); derechos de almacenaje (tasa por la prestación del servicio de almacenamiento de las mercancías en las zonas y depósitos de las oficinas aduaneras, con excepción de las

zonas existentes en los puertos nacionales y en el Aeropuerto Internacional de Maiquetía "Simón Bolívar"); corretaje de bultos postales (tasa por acarreo de los bultos postales dentro de las zonas aduanales venezolanas) y, servicios de consulta sobre clasificación arancelaria, valoración aduanera y análisis de laboratorio (tasa por prestación del servicio de consulta a la oficina competente sobre la clasificación arancelaria y valoración aduanera de cualquier mercancía, así como el análisis de laboratorio que pueda exigir alguna de las consultas planteadas).

Para el ejercicio fiscal 2013, el Seniat prevé recaudar por el ramo de servicio de aduanas la cantidad de Bs. 1.067,6 millones (representando 0,3 por ciento del total de ingresos y fuentes de financiamiento y de los ingresos corrientes ordinarios 0,4 por ciento). En este monto se incluyen las siguientes tasas aduaneras: habilitación de aduanas (Bs. 33,4 millones), servicios de aduana (Bs. 1.030,8 millones), derechos de almacenaje (Bs. 2,5 millones), servicio de consulta sobre clasificación arancelaria, valoración aduanera y análisis de laboratorio (Bs. 0,9 millones).

En el cuadro N° 5-11 y el gráfico N° 5-10, se observa la contribución fiscal de esta tasa al financiamiento del presupuesto de la Nación para el periodo 2008-2012 y lo que se prevé recaudar por este concepto para el año 2013.

CUADRO N° 5-11
SERVICIOS DE ADUANA
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)
AÑOS 2008-2013

AÑOS	RECAUDACIÓN
2008(*)	797,7
2009(*)	514,5
2010(*)	1.216,0
2011(*)	2.105,7
2012(**)	2.418,7
2013(***)	1.067,6

(*) Cifras provisionales
(**) Cifras provisionales enero – agosto, estimadas resto del año
(***) Cifras estimadas, Proyecto de Ley de Presupuesto
Fuente: Seniat y ONT

Gráfico N° 5-10
Servicios de Aduana
(Millones de Bolívares)
Años 2008–2013


2.500
2.300
2.100
1.900
1.700
1.500
1.300
1.100
900
700
500
300
100
-100
Millones de Bolivares
2008
2009
2010
2011
2012
2013
Años

- **Timbres Fiscales**

La normativa que rige a los timbres fiscales establece para este concepto, dos ramos tributarios, las estampillas y el papel sellado, y se han establecido tres formas o modalidades de pago, a saber: la estampilla; dicho acto se verifica por medio de la inutilización de la estampilla o papel contentivo del efecto en el documento que está gravado, con lo cual el objeto del gravamen va directamente imputado al pago del título que constituye la estampilla, esta modalidad de pago origina que la estampilla sea un medio de cancelación de cualquier deuda fiscal prefijada. Las otras modalidades son el papel sellado y el pago en efectivo por medio de planillas de pago, los cuales forman parte de la competencia tributaria atribuida al Poder Nacional, con excepción de aquellos Estados de la República Bolivariana de Venezuela que ya han asumido la competencia en materia de organización, control y administración del papel sellado y estampillas, por lo cual el Ejecutivo Nacional, en ejercicio de esta facultad que aún mantiene, tiene como meta de recaudación Bs. 390,1 millones durante el año 2013.

- **Otras Tasas**

Las otras tasas comprenden: la tasa por servicio de telecomunicaciones, bandas de garantía, cápsulas y sellos y, servicios sociales y administrativos; cuyo monto se encuentra estimado para el ejercicio económico 2013 en Bs. 619,4 millones.

Por servicio de telecomunicaciones, se prevé recaudar la cantidad de Bs. 57,3 millones, por intermedio de las acciones a ejecutar por parte de Conatel; Entes que dispone de mecanismos legales que le permitirán evitar la comisión de ilícitos formales, representado por la entrega fuera del lapso indicado de las declaraciones que contengan la determinación de las tasas de telecomunicaciones o hacerlas de manera incompleta o presentarlas en lugares y formularios no autorizados, de igual forma, constituye un ilícito material la falta de pago o liquidación de las mismas. En líneas generales, se puede expresar que Conatel es el garante de que los

contribuyentes no incurran en estos ilícitos, los cuales pueden ser sancionados con multas e intereses de mora, de conformidad con lo establecido en el COT.

Con respecto a las bandas de garantía, cápsulas y sellos; su uso está previsto en la normativa que regula el ramo de licores y especies alcohólicas, con lo cual se pretende controlar delitos fiscales como el contrabando, y contribuir con la recaudación de ingresos para el Estado, dichas bandas deberán venderse al costo a quien produzca o importe especies alcohólicas gravadas, y su precio debe incluirse en las respectivas planillas de liquidación del impuesto sobre alcoholes y especies alcohólicas. Estas bandas de garantía están identificadas por colores: morada para licores importados, naranja para licores nacionales que no sean artesanales, verde para venta en zonas libres como Margarita, Santa Elena de Uairén o Paraguaná y azul para los licores de producción nacional artesanal.

Es importante destacar, que la emisión y circulación de estas especies fiscales deben ser realizadas por el Seniat, en cumplimiento con las normas de calidad determinadas por este Entes. El Ejecutivo Nacional por intermedio de la administración tributaria nacional, estima percibir para el año 2013 la cantidad de Bs. 88,9 millones.

Finalmente, dentro de este segmento de recursos, se encuentran los ingresos provenientes por servicios sociales y administrativos, que para el 2013 están cuantificados en Bs. 473,2 millones. Este monto incluye los derechos consulares, representado por los ingresos producto de los actos practicados por las oficinas consulares o las secciones consulares de las diferentes embajadas de Venezuela radicadas en el extranjero, en el ejercicio de sus respectivas funciones.

- **Ingresos de la Propiedad**

  En el transcurso del año 2013, se estima que el Fisco Nacional recaude la cantidad de Bs. 2,7 millones, por concepto de cánones de alquiler que fija el Estado por los bienes muebles e inmuebles de su propiedad o de cualquier otra condición legal que le permitirá conformar convenimientos de alquiler.

- **Otros Ingresos**

  Este rubro está conformado por otros ingresos ordinarios internos de origen no petrolero, y para el ejercicio económico financiero 2013 se estima recaudar la cantidad de Bs. 1.377,0 millones. En el cuadro N° 5-12 se presenta la distribución del monto de este ingreso.

CUADRO N° 5-12
OTROS INGRESOS
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

CONCEPTOS	MONTO
Multas por varios ramos	21,7
Intereses moratorios	39,8
Reparos Fiscales	0,1
Otros Ingresos Ordinarios	1.315,4
TOTAL	**1.377,0**

En resumen, se observa que el desenvolvimiento de las rentas internas no petroleras durante el período 2008–2012, ha mostrado una evolución favorable, situación que se estima se mantenga en el transcurso del año 2013, esto debido a la gestión del Ejecutivo Nacional en procurarse recursos orientados a financiar el gasto público de la República y atender los planes y proyectos sociales, con criterios de objetividad y equidad.

En el cuadro N° 5-13 y el gráfico N° 5-11 se muestra una serie histórica agregada de los rubros antes mencionados, entre los años 2008 y 2012, así como la estimación prevista para el año 2013.

CUADRO N° 5-13
INGRESOS NO PETROLEROS

PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)
AÑOS 2008-2013

AÑOS	2008(*)	2009(*)	2010(*)	2011(*)	2012(**)	2013(***)
Impuesto al Valor Agregado	31.226,1	41.627,8	56.100,5	83.483,8	102.791,1	121.153,5
Impuesto sobre la Renta otras actividades 1/	21.708,0	26.129,5	28.136,7	36.699,5	46.842,4	54.000,7
Renta aduanera 2/	8.312,6	6.428,5	9.719,6	16.845,7	19.349,3	17.023,7
Otros ingresos no petroleros 3/	7.980,3	9.675,3	10.579,2	16.234,3	19.419,9	25.562,1
Total ingresos no petroleros	**69.227,0**	**83.861,1**	**104.536,0**	**153.263,3**	**188.402,7**	**217.740,0**

(*) Cifras provisionales
(**) Cifras provisionales enero – agosto, estimadas resto del año
(***) Cifras estimadas, Proyecto de Ley de Presupuesto
1/ Incluye ISLR y reparos administrativos a otras personas jurídicas y a personas naturales
2/ Incluye impuestos de importación y tasa por servicios de aduanas
3/ Incluye ingresos por impuestos de licores, cigarrillos, al consumo de gasolina y otros derivados, telecomunicaciones y otros ingresos de origen interno así como ingresos del hierro y otros minerales
Fuente: Seniat, Ministerio del Poder Popular de Planificación y Finanzas y ONT.

Gráfico N° 5-11
Ingresos No Petroleros
(Millones de Bolívares)
Años 2008-2013


140.000
120.000
100.000
80.000
60.000
40.000
20.000
0
Millones de Bolivares
2008
2009
2010
2011
2012
2013
Años
IVA
ISLR otras actividades
Renta aduanera
Otros ingresos no petroleros

5.3 Fuentes de Financiamiento

En el marco del contenido referido en el Plan de Desarrollo Económico y Social de la Nación 2007-2013, y en concordancia con el Plan Operativo Anual, para el Proyecto de Ley de Presupuesto del año 2013, se disponen recursos por la cantidad de Bs. 95.487,1 millones por concepto de fuentes de financiamiento, de los cuales Bs. 130,3 millones corresponden a la disminución de activos financieros y Bs. 95.356,8 millones al incremento de pasivos.

Los recursos por la disminución de activos financieros, específicamente corresponde al rubro otros activos financieros, provenientes de la disminución de deudas de cuentas por rendir a corto plazo, las cuales tienen su origen en los reintegros de remanentes de fondos de años anteriores al tesoro nacional, por los respectivos Organismos de la República, establecidos en la Ley Orgánica de Administración Financiera del Sector Público (Loafsp).

El incremento de pasivos esta referido a las operaciones de crédito público, señaladas en el Proyecto de Ley Especial de Endeudamiento Anual (LEEA) 2013. El levantamiento de estos recursos estará orientado a: proyectos por endeudamiento ejecutados por Organismos que conforman el sector público, Bs. 42.315,9 millones, pago del servicio de deuda pública nacional, Bs. 33.040,9 millones y gestión fiscal, Bs. 20.000,0 millones.

El cuadro N° 5-14 contiene los montos estimados de los conceptos que conforman las fuentes de financiamiento para el ejercicio fiscal 2013:

CUADRO N° 5- 14
FUENTES DE FINANCIAMIENTO
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

CONCEPTOS	MONTO
Disminución de otros activos financieros	**130,3**
Disminución de deudas de cuentas por rendir a corto plazo (Reintegros)	130,3
Incremento de Pasivos (Proyecto de Ley Especial de Endeudamiento Anual)	**95.356,8**
Proyectos por Endeudamiento	42.315,9
Servicio de la Deuda Pública	33.040,9
Gestión Fiscal	20.000,0
TOTAL	**95.487,1**

Fuente: Ministerio del Poder Popular de Planificación y Finanzas y Oficina Nacional de Crédito Público

Los criterios con los cuales se promueve la política de endeudamiento se corresponderán con las líneas estratégicas del Plan de Desarrollo referido anteriormente, por lo que para el año 2013 se espera:

- Dar prioridad a la consecución de recursos en el mercado interno y la profundización del mercado secundario de deuda pública, lo cual permitirá disminuir la exposición al riesgo del tipo de cambio, democratizar las opciones de inversión a bajo riesgo al pequeño y mediano ahorrista y colaborar con el rector de la política monetaria en el manejo de la liquidez
- Optimizar el manejo de pasivos a fin de disminuir el peso de las amortizaciones de deuda interna en los próximos años
- Aumentar la vida promedio de los instrumentos de deuda pública denominada en bolívares
- Coordinar las emisiones de nueva deuda con el Banco Central de Venezuela (BCV), la ONT y los diversos Entes que podrán realizar operaciones de endeudamiento en el mercado de capitales
- Monitorear la liquidez monetaria, a fin de aprovechar los espacios financieros estratégicos para la colocación de deuda en el mercado interno
- Disminuir el riesgo de tasa de interés y tipo de cambio en el portafolio de deuda interna y externa
- Optimizar el flujo de información hacia nuevos inversionistas internos y externos, en relación a los cronogramas de colocaciones, mejoras en las prácticas de manejo de la deuda nacional, capacidad y disposición de repago de los compromisos, estadísticas de deuda pública, boletines periódicos, entre otros; de forma tal de impactar de manera positiva la percepción que tienen los inversionistas del manejo de la deuda pública y en la calificación de riesgo de la República
- Mejorar los indicadores de política fiscal y mantener niveles adecuados de deuda pública como proporción del PIB para garantizar una plena sostenibilidad de las cuentas fiscales
- Coordinar las emisiones de deuda externa con los Órganos involucrados en la política cambiaria.

- **Proyectos por Endeudamiento**

El Proyecto de LEEA prevé dentro de las operaciones de crédito para el año 2013, el desembolso de Bs. 42.315,9 millones, destinados al financiamiento de los proyectos ejecutados por intermediación de los Organismos o Entes que conforman el sector público. Las asignaciones destinadas a estos proyectos responden a la política de financiamiento que permite garantizar la continuidad de la inversión de los proyectos iniciados y apalancar las prioridades en el inicio de nuevos proyectos, según lo referido en el Plan Operativo Anual para el año 2013.

Por lo tanto, se acuerdan las prioridades de financiamiento en las áreas vinculadas a la defensa, transporte, energía eléctrica, ambiente, industrias, cultura, y agricultura y tierras.

En cuanto al sector defensa, al proyecto Inversión Militar de la Fuerza Armada Nacional Bolivariana se le estiman recursos por Bs. 16.087,1 millones para la adquisición de sistemas de defensa, el cual tiene como estrategia organizar, mantener, equipar y adiestrar la fuerza Armada Nacional para el desarrollo, despliegue y empleo del componente militar, a fin de garantizar la seguridad y defensa nacional.

Para el sector transporte, el desembolso autorizado alcanza la cantidad de Bs. 11.457,3 millones, de los cuales Bs. 9.326,2 millones corresponden al terrestre y Bs. 2.131,1 millones para el acuático y aéreo.

Al respecto, el Metro de Caracas C.A. (Cametro), seguirá desarrollando varios planes de expansión al sistema de transporte público; a tal efecto, se prevé una asignación de Bs. 3.353,8 millones para ejecutar los siguientes proyectos: Linea5. Tramo Plaza Venezuela - Miranda II; Línea 5. Tramo Miranda II - Warairarepano (Obras Civiles); Línea 5 Patio y Talleres (Obras Civiles); Rehabilitación de la Línea I del Metro de Caracas; y la Extensión de la Rinconada-Zoológico de la Línea 3 (Obras Civiles).

La construcción de la Línea 5 que cuenta con 12,5 kilómetros están distribuidos en diez estaciones: Zona Rental, Bello Monte, Tamanaco, Simón Bolívar, Bello Campo, Miranda II, Monte Cristo, Boleita, el Marques y Warairarepano. Beneficiará a 500 mil personas diariamente y actualmente está generando 600 empleos directos y 800 indirectos.

Cametro comenzó con la excavación de los túneles, en el Tramo Unefa - Miranda II con el inicio de la perforación de 37 metros de longitud por debajo del principal río de Caracas, a fin de completar los túneles gemelos de este tramo. Se tiene previsto su culminación en junio del 2013, para continuar luego con el último tramo que va desde Boleíta hasta Warairarepano.

Además, se realizan obras complementarias de alto impacto que constituyen soluciones de transporte auxiliares al sistema Metro y que lo acerca a su entorno más inmediato, como son: el Cabletren Bolivariano de Petare; el Metrocable Mariche; y el Metrocable para Petare Sur, representando una oportunidad para apalancar la transformación integral de estas zonas, cuyas parroquias están caracterizadas por la anarquía urbana y la existencia de grandes barrios con viviendas precarias en situación de riesgo.

Asimismo, continuará con el desarrollo de medidas que forman parte de la Rehabilitación de la Línea 1, por lo tanto seguirá reforzando el plan de auscultación de rieles, práctica que permite la revisión de la vía férrea con rapidez e identifica con mayor precisión los puntos donde los rieles presentan fallas.

Adicionalmente, se contempla la sustitución de todos los elementos que dan vida y permiten la operación comercial de este sistema de transporte masivo, entre ellos se mencionan: los sistemas de electrificación, el control y parque de trenes. Se tiene previsto que para el primer trimestre del 2013 se complete la flota de los 48 trenes señalados en el proyecto. Asimismo, se estableció la transferencia tecnológica y la capacitación del personal del metro, para garantizar la sustentabilidad y el mantenimiento de esta nueva tecnología que se esta implementando.

Por otra parte, la visión de desarrollo de la Gran Caracas, le permite a la Compañía Anónima Metro de los Teques, ofrecer un sistema de transporte óptimo y de calidad que facilita el traslado de los ciudadanos del pueblo mirandino hacia sus labores cotidianas, así como despejar su tránsito vehicular.

Los proyectos correspondientes al Metro de los Teques, tienen una estimación por la cantidad de Bs. 3.893,0 millones distribuida para la: Línea 2. El Tambor-San Antonio de los Altos (Obras Civiles); Línea 2. El Tambor-San Antonio de los Altos Sistema Metro Los Teques (Equipamiento); y la Línea 3 San Antonio de los Altos-La Rinconada.

Con la Línea 2 del Sistema Metro de los Teques se le dará continuidad a la Línea 1, que va desde la estación Las Adjuntas, en Caracas, hasta Alí Primera en los Teques; por lo que aquella, empalmará con un nuevo tramo entre la futura estación San Antonio hasta La Rinconada del Metro de Caracas.

En tal sentido, con la creación de esta Línea se generará mejores condiciones ambientales, mayor calidad de vida, productividad, renovación y rehabilitación urbana, y con la salida de la Topa la Tequeña, en el Foso Santa Isabel se logró excavar 7 kilómetros desde la estación Alí Primera, para luego, proceder a la excavación de 6,5 kilómetros hacia San Antonio de los Altos.

La estación Guaicaipuro, constituye la estación inicial de la Línea 2 del Metro de Los Teques, siendo la primera en utilizar el novedoso método de construcción minero. De igual forma, esta obra será pionera en la implementación de ambientes seguros, por medio de puertas de andén que permitirán aislar al usuario de la vía férrea, sistema que será instalado a lo largo de toda la línea 2. Esta línea permitirá el traslado diario de más de 50 mil usuarios desde la estación Alí Primera hasta el casco central de la capital mirandina en menos de dos minutos.

El Plan Nacional de Desarrollo Ferroviario trazado para el periodo 2006-2030 continuará su ejecución mediante la construcción del Tramo Puerto Cabello - La Encrucijada del Sistema Ferroviario Central Ezequiel Zamora, la cual tiene 123 kilómetros de longitud, y para el ejercicio fiscal 2013 se tiene previsto la asignación de Bs. 1.209,3 millones para este proyecto. La referida obra, se encausa a las extraordinarias expansiones de proyectos que ejecuta el Instituto de Ferrocarriles del Estado (IFE).

Dicha Línea, es un sistema de transporte intermodal, moderno, rápido y económico, que permitirá convertir al estado Carabobo en un polo de crecimiento industrial del eje Norte-Costero del país. Tiene un avance de 84,0 por ciento en cuanto a los trabajos realizados en los viaductos y puentes, conjuntamente con los 14 túneles que ya están concluidos de los 15 que contempla la obra. Desplazará 14 millones de usuarios al año así como el transporte de más de 11 millones de cargas anuales.

Consta de ocho estaciones que van desde Puerto Cabello, Naguanagua, Guacara, San Joaquín, Mariara y Maracay, además de San Diego hasta la Encrucijada, que servirán de

interpuertos para la instalación de mercancías ganadera, agrícola, pecuaria e industrial a los fines de su posterior distribución en todo el territorio nacional.

Por lo tanto, industrias textiles, plásticos, cerámicas, hilanderas, asfalto, papel, alimentos, neumáticos, entre otros, experimentarán un gran crecimiento económico. Con la ejecución de esta obra de infraestructura ferroviaria se han generado siete mil empleos directos e indirectos.

Se prevé para el mes de octubre del 2012 realizar las pruebas de la línea, desde la estación Guacara hasta San Diego, lo que equivale a 9,5 kilómetros, a fin de mejorar los detalles, en cuanto al sistema de alineación horizontal y vertical.

Por otra parte, se contempla iniciar la construcción que va desde la Encrucijada hasta los Valles del Tuy y desde la Encrucijada hasta San Juan de los Morros, a fin de crear un enlace entre ellos y así conformar una red ferroviaria que unirá el norte con los llanos venezolanos.

En cuanto al transporte aéreo, se estima la cantidad de Bs. 2.131,1 millones al proyecto de Adquisición de Aeronaves nuevas para vuelos locales y regionales (EMBRAER ERJ-190) con la finalidad de fortalecer el parque aeromotor del país.

Para el sector de energía eléctrica se proyectan recursos de Bs. 6.394,0 millones, por lo que la Corporación Eléctrica Nacional (Corpoelec) prevé incorporar nueva generación de energía eléctrica y rehabilitar equipos ante el indetenible crecimiento de la demanda para el año 2013, producto de los requerimientos por parte de la segunda fase de la Gran Misión Vivienda Venezuela, planes industriales, así como nuevos desarrollos petroleros, gasíferos, mineros y petroquímicos.

El Ejecutivo Nacional seguirá diversificando la matriz de insumos para la generación eléctrica favoreciendo el uso del gas natural, el coque y otras fuentes de energía, así como también impulsando el uso de tecnologías más eficientes, a través de los cierres de ciclos combinados en las plantas térmicas.

Parte del patrimonio de generación de energía eléctrica esta conformado por las siguientes plantas hidroeléctricas y termoeléctricas, que ofrecen más del 62,0 por ciento del potencial eléctrico: Central Hidroeléctrica Tocoma, Rehabilitación de las Unidades 1 a 6 de la Casa de Maquinas 1 de la Central Hidroeléctrica Simón Bolívar (Guri), II desarrollo del Complejo Hidroeléctrico Uribante - Caparo (Presa Las Cuevas - Central Las Coloradas), Planta Termozulia III y Construcción de la Planta de Generación Termoeléctrica Antonio José de Sucre (Planta Cumaná) 1.000 MW.

La primera unidad generadora kaplan de la Central Hidroeléctrica Manuel Piar en Tocoma comenzará a operar y aportar al menos 230 MW al Sistema Eléctrico Nacional (SEN) en el primer trimestre de 2013, las obras civiles del complejo presentan 96,0 por ciento de avance y al tener las 10 unidades que conformarán dicha obra de prioridad nacional, se ahorrarán 78 mil barriles de petróleo diarios, utilizados para la generación termoeléctrica.

Este proyecto es de carácter estratégico para el desarrollo del país, y ha permitido más de 10.500 empleos directos e indirectos, previendo para el 2014 aportar al SEN 2.160 MW, a objeto de garantizar la estabilidad, seguridad, disponibilidad y confiabilidad del Sistema Eléctrico Nacional. De igual forma, eleva a la región de Guayana como polo de desarrollo socio económico que le otorga al país mayores capacidades energéticas, que favorecen la realización de negociaciones dentro de la política de integración regional.

A objeto de beneficiar a toda la población con el suministro de energía eléctrica confiable, Corpoelec continuará con la Rehabilitación de las Unidades 1 a 6 de la Casa de Maquinas 1 de la Central Hidroeléctrica Simón Bolívar (Guri), en el marco del Proyecto de Modernización de esta importante planta. El proceso de reposición es complejo puesto que las modificaciones y sustituciones de equipos se realizan con la planta en operación, en virtud a que constituye la primera Casa de Maquinas en el mundo entero de esta capacidad, donde se realiza un trabajo de este tipo.

La Planta Termozulia III, que es una planta de ciclo combinado, constituye una de las principales acciones para fortalecer el sistema eléctrico venezolano, se encuentra fundamentado en la fuente de producción térmica, dando una mayor flexibilidad a las unidades de generación instaladas en otras plantas de la región sin afectar la prestación del servicio. Esta obra aportará 450 megavatios adicionales a la capacidad de generación instalada por Corpoelec en el estado Zulia y beneficiara a más de 90.000 familias zulianas.

El proyecto Planta Termoeléctrica Antonio José de Sucre, permitirá alcanzar una capacidad de generación de 1020 MW, beneficiando a los estados Sucre, Anzoátegui, Monagas y Nueva Esparta. La primera fase de esta obra de gran envergadura fue inaugurada en el 2012 y esta generando un total de 580 empleos directos y 2 mil indirectos. Estos megavatios cubrirán en forma directa el 80,0 por ciento del consumo de energía eléctrica de la entidad sucrense, beneficiando a unas 300 mil familias.

Para incrementar la capacidad de transmisión y de transformación eléctrica se continuarán ejecutando los siguientes proyectos, a fin de mejorar notablemente la calidad del servicio: Construcción de Subestaciones Encapsuladas en SF6 en la Zona Urbana de Maracaibo, y el Sistema de Transmisión en 400 KV Asociado a las Subestaciones Buena Vista y el Venado (Convenio Binacional República Bolivariana de Venezuela y República de Portugal).

Dentro de las políticas diseñadas para la atención al sector ambiente, el estado venezolano, continuará con los proyectos orientados a la recuperación de la infraestructura hidráulica (acueductos y cloacas) a nivel nacional, para garantizar el suministro y recolección de agua potable, y el control de la contaminación y de las inundaciones. Para este sector se estiman recursos por Bs. 3.870,0 millones para el próximo año.

Asimismo, se seguirá con la ejecución del proyecto integral de Saneamiento del Río Guaire, el cual tiene como objetivo limpiar el principal afluente de la ciudad capital, mediante la ejecución de obras de ingeniería en materia de recolección y tratamiento de aguas servidas y mejora del sistema de drenajes. Las obras de este proyecto consisten en un sistema de cloacas que se construyen por debajo de la ciudad, por lo tanto, las características de los trabajos impiden la visualización del avance de la obra.

Al sector cultura, se proyectan recursos por Bs. 748,0 millones para la Segunda Fase del Programa de Apoyo al Centro de Acción Social por la Música y para el Complejo de Acción Social por la Música Simón Bolívar, para lo cual se prevé la construcción, puesta en funcionamiento y desarrollo de centros regionales que permitirán ampliar y mejorar la plataforma físico espacial, a fin de impulsar la labor desplegada a lo largo de su trayectoria y expandir los beneficios del Sistema Nacional de Orquestas Juveniles e Infantiles de Venezuela.

En cuanto al sector de industrias, para la Empresa de Producción Social Siderúrgica Nacional se le estiman recursos por Bs. 3.656,7 millones para ejecutar el proyecto

Diseño, Construcción y Operación de un Complejo Siderúrgico, a fin de producir en el país los bienes primarios e intermedios necesarios para satisfacer la demanda generada por los planes de desarrollo nacional en la industria petrolera, naval, de la construcción y automotriz.

En el sector de agricultura y tierras, con una estimación de Bs. 59,5 millones se contemplan los proyectos: Desarrollo sostenible para las Zonas Semiáridas de los estados Lara y Falcón, Segunda Fase (PROSALAFA II) y Desarrollo integral y sustentable para las zonas áridas de los estados Nueva Esparta y Sucre (PROSANESU).

En el cuadro N° 5-15 se detallan los proyectos de inversión que serán ejecutados para el próximo año:

CUADRO N° 5-15
PROYECTOS POR ENDEUDAMIENTO
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

DENOMINACIÓN	MONTO
MINISTERIO DEL PODER POPULAR PARA LA DEFENSA	**16.087,1**
Inversión Militar de la Fuerza Armada Nacional Bolivariana	16.087,1
MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE	**9.326,2**
Línea 2. El Tambor-San Antonio de los Altos (Obras Civiles)	1.255,6
Línea 5. Tramo Plaza Venezuela-Miranda II	606,3
Programa de emergencia en respuesta a las lluvias en la República Bolivariana de Venezuela.	25,8
Rehabilitación de la Línea I del Metro de Caracas	1.723,6
Línea 2. El Tambor-San Antonio de Los Altos Sistema Metro Los Teques (Equipamiento)	1.854,1
Línea 5. Tramo Miranda II- Warairarepano (Obras Civiles)	662,2
Extensión de La Rinconada- Zoológico de la Línea 3 (Obras Civiles)	189,7
Sistema Ferroviario Central "Ezequiel Zamora". Tramo Puerto Cabello - La Encrucijada	1.209,3
Construcción de la Estación Ayacucho y Patios y Talleres	150,5
Adquisición de Material Rodante y Ampliación de los Patios de Estacionamientos de la Línea Caracas-Cúa	693,8
Línea 3 San Antonio de los Altos - La Rinconada	783,3
Línea 5 Patio y Talleres (Obras Civiles)	172,0
MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA	**6.394,0**
Central Hidroeléctrica Tocoma	619,6
Fortalecimiento y Desarrollo Institucional de CORPOELEC	502,3
Construcción de Subestaciones Encapsuladas en SF6 en la Zona Urbana de Maracaibo	253,4
Rehabilitación de las Unidades 1 a 6 de la Casa de Máquinas 1 de la Central Hidroeléctrica Simón Bolívar (Guri)	1.317,6
Planta Termozulia III	1.436,3
Plan Nacional de Respaldo al Sistema de Transformadores de Potencia y Sistema Control de la Demanda (Convenio Binacional República Bolivariana de Venezuela y República de Portugal).	731,0
II desarrollo del Complejo Hidroeléctrico Uribante Caparo (Presa Las Cuevas-Central Las Coloradas)	453,3

CUADRO N° 5-15 PROYECTOS POR ENDEUDAMIENTO PROYECTO DE LEY DE PRESUPUESTO 2013 (Millones de Bolívares)	
Construcción de la Planta de Generación Termoeléctrica Antonio José de Sucre (Planta Cumaná) 1.000 MW	779,5
Sistema de Transmisión en 400 KV Asociado a las Subestaciones Buena Vista y El Venado (Convenio Binacional República Bolivariana de Venezuela y República de Portugal)	301,0
MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE	**3.870,0**
Manejo Sustentable de los Recursos Naturales en la Cuenca del Río Caroní	57,4
Agua Potable y Saneamiento en Zonas Urbanas y Rurales	168,0
Proyecto Nacional de Gestión y Conservación Ambiental	75,0
Fortalecimiento de Capacidades Nacionales para el Manejo y Disposición Final de los Residuos y Desechos Sólidos	239,3
Racionalización de los Consumos de Agua Potable y Saneamiento en Zonas Urbanas y Rurales	68,1
Optimización de la Gestión de la Calidad del Agua en poblaciones Mayores a cinco mil habitantes	94,2
Atención Acueductos Rurales y Poblaciones Menores – Fase II	227,8
Saneamiento y Desarrollo Integral de la Cuenca del Río Tuy	497,3
Rehabilitación y Optimización de las Plantas Mayores de Potabilización de Agua en Venezuela	402,5
Saneamiento del Río Guaire (Fase III)	961,2
Plan de drenaje, control de inundaciones y manejo integral de las cuencas tributarias al Sur del Lago de Maracaibo	450,0
Saneamiento y Control de Nivel de Lago de Valencia	629,2
MINISTERIO DEL PODER POPULAR DE INDUSTRIAS	**3.656,7**
Diseño, Construcción y Operación de un Complejo Siderúrgico	3.656,7
MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO	**2.131,1**
Adquisición de Aeronaves nuevas para vuelos locales y regionales (EMBRAER ERJ-190)	2.131,1
MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA	**783,6**
Fortalecimiento del Instituto Nacional de Estadística (INE) como ente rector del Sistema Estadístico Nacional (SEN)	35,6
Segunda Fase del Programa de Apoyo al Centro de Acción Social por la Música	141,0
Complejo de Acción Social por la Música Simón Bolívar	607,0
MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS	**59,5**
Desarrollo sostenible para las Zonas Semiáridas de los estados Lara y Falcón, Segunda Fase (PROSALAFA II)	30,2
Desarrollo integral y sustentable para las zonas áridas de los estados Nueva Esparta y Sucre (PROSANESU)	29,3
MINISTERIO DEL PODER POPULAR PARA LA SALUD	**7,7**
Apoyo a las Poblaciones Warao del Delta del Orinoco	7,7
TOTAL	**42.315,9**

- **Servicio de la Deuda Pública**

Para el ejercicio fiscal 2013, el Ejecutivo Nacional a través del Ministerio del Poder Popular de Planificación y Finanzas continuará con el proceso sistemático de emisión y colocación de la deuda pública, a fin de garantizar los recursos necesarios para cumplir con la cancelación oportuna de las obligaciones contratadas por la República.

Por lo tanto, el Ejecutivo Nacional proyecta recursos por Bs. 33.040,9 millones para el pago de los intereses y capital de la deuda pública nacional, los cuales serán cancelados a las tasas y condiciones de arbitraje más razonables para el país, tanto en el mercado nacional como en el foráneo.

Se continuará implementando una estrategia de endeudamiento, orientada a disminuir el riesgo cambiario y minimizar la proporción del endeudamiento externo, dentro del portafolio de deuda total, asumiendo niveles de costos razonables y acordes a los exigidos por los inversionistas en títulos valores del Estado.

- **Gestión Fiscal**

En el Proyecto de Ley de Presupuesto 2013, se estiman recursos de Bs. 20.000,0 millones por concepto de Gestión Fiscal, a los fines de dar cumplimiento, en el marco de los objetivos prioritarios del Gobierno Nacional, a los proyectos, acciones y metas que llevarán a cabo los Órganos y Entes del sector público. Al respecto, se señala que la asignación de estos recursos esta prevista para el financiamiento de gastos no recurrentes.

Capítulo 6

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

EXPOSICIÓN DE MOTIVOS 2013

Capítulo 6 PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

El presupuesto de gastos y aplicaciones financieras resulta de gran importancia, toda vez que en el se desarrolla la estructura hacia la cual se destinarán los recursos financieros en un año determinado, con el objetivo de vincular el presupuesto con el plan, y de esta manera, alcanzar los objetivos de gobierno, que a final de cuentas se traducen en la satisfacción de las necesidades de la población y el desarrollo del país.

En este capítulo, se analizan los gastos y las aplicaciones financieras a través de los Aspectos Generales e Institucionales, donde se expone el gasto público según los Órganos Ordenadores de Compromisos y Pagos de la República, a los cuales se les asigna mayor cantidad de créditos presupuestarios en el Ejercicio Fiscal 2013.

De igual forma, se analizan los principales conceptos del gasto de la República, los créditos presupuestarios destinados a las asignaciones legales y al servicio de la deuda pública, así como también los proyectos de inversión financiados con endeudamiento.

Asimismo, se presenta la clasificación económica del gasto fiscal de la República y de los Entes Descentralizados Funcionalmente de la República sin Fines Empresariales, de acuerdo con la estructura básica del sistema de cuentas nacionales, con el propósito de acoplar los resultados de las transacciones públicas con dicho sistema y permitir el análisis de sus efectos sobre la economía nacional.

Por último se desarrolla la clasificación sectorial del gasto de la República y de los Entes Descentralizados Funcionalmente de la República sin Fines Empresariales, la cual presenta el gasto público desagregado en función de los sectores económicos y sociales del país.

6.1 Aspectos Generales e Institucionales

A continuación se desarrollan los aspectos generales que contiene el presupuesto de gastos del Proyecto de Ley de Presupuesto 2013, así como su clasificación institucional.

En los Aspectos Generales se desglosa el presupuesto de gastos y aplicaciones financieras en los grandes conceptos que lo componen en función de su destino, mientras que en los Aspectos Institucionales se hace una breve reseña sobre los Órganos Ordenadores de Compromisos y Pagos de la República de acuerdo a la mayor asignación presupuestaria.

6.1.1 Aspectos Generales

El Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2013, se ha elaborado de acuerdo con las directrices impartidas por el Ministerio del Poder Popular de Planificación y Finanzas, contenidas en los lineamientos del Plan Operativo Anual Nacional (POAN) 2013 y los Planes Operativos Anuales Institucionales (POAI) 2013.

El Ejercicio Fiscal 2013, estará regido por un conjunto de medidas económicas estructuradas por el Ejecutivo Nacional, para dar cabida a un nuevo programa de gobierno para el periodo 2013-2019, el cual contempla la transición al socialismo y la instauración de la democracia participativa y protagónica, donde se aprecie un cambio real y verdadero de las relaciones de poder a favor de las grandes mayorías.

El Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2013 hará énfasis en aquellas acciones enfocadas en continuar construyendo el socialismo bolivariano del siglo XXI, como alternativa al sistema capitalista, a fin de asegurar la mayor suma de seguridad social, estabilidad política y felicidad para el pueblo venezolano. Así mismo, se dará continuidad a los programas sociales que se vienen ejecutando en años anteriores, con el fin de afianzar la transformación política, económica y social del país y cuyos resultados evidencian una mejora significativa de la calidad de vida de la población.

Se mantiene la inversión en infraestructura, vivienda y en el sector eléctrico, entre otros, a fin de mantener la tendencia de mejora de la calidad de vida de la población, fortaleciendo las metas alcanzadas a nivel social, así como la reactivación del aparato productivo, a través de la demanda de materiales, servicios y mano de obra.

La composición del gasto del Proyecto de Ley de Presupuesto 2013, cuyo monto alcanza Bs. 396.406,7 millones, se desglosa por conceptos de la siguiente manera:

- La cantidad de Bs. 187.756,6 millones correspondientes a gasto administrable, entendido éste como las erogaciones necesarias para el normal funcionamiento del Estado y de sus instituciones en procura de satisfacer las necesidades de la población

- El monto de Bs. 166.334,2 millones correspondientes a las asignaciones legales, de los cuales corresponden al Servicio de la Deuda Pública Bs. 78.250,2 millones, al Situado Constitucional Bs. 60.183,9 millones, al Fondo de Compensación Interterritorial (FCI) Bs. 18.872,5 millones, al Sistema de Justicia Bs. 6.018,4 millones y a las Rectificaciones al Presupuesto Bs. 3.009,2 millones

- La asignación de Bs. 42.315,9 millones destinados a proyectos de inversión.

6.1.2 Aspectos Institucionales

Para el análisis de la clasificación institucional del gasto, se considera la estimación del Producto Interno Bruto (PIB) nominal en Bs. 1.848.147,9 millones, y el Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2013 de Bs. 396.406,7 millones.

En relación a los aspectos institucionales se hace referencia, por el grado de importancia del monto de los créditos presupuestarios asignados, a los Ordenadores de Compromisos y Pagos de la República que se citan a continuación:

El Ministerio del Poder Popular de Planificación y Finanzas, el Ministerio del Poder Popular para Relaciones Interiores y Justicia, el Ministerio del Poder Popular para la Educación, el Ministerio del Poder Popular para la Defensa, el Ministerio del Poder Popular para la Salud, el Ministerio del Poder Popular para el Trabajo y Seguridad Social, el Consejo Federal de Gobierno, el Ministerio del Poder Popular para la Educación Universitaria, el Ministerio del Poder Popular para el Transporte Terrestre y el Ministerio del Poder popular para la Energía Eléctrica; los cuales suman en conjunto la cantidad de Bs. 333.026,3 millones, que constituye el 84,0 por ciento del Proyecto de Ley de Presupuesto 2013 y el 18,0 por ciento del PIB.

A continuación en el gráfico N° 6-1 se muestran los Órganos de la República con mayor asignación presupuestaria en el Proyecto de Ley de Presupuesto 2013:

Gráfico N° 6-1
Órganos de la República con Mayor Asignación Presupuestaria en el Proyecto de Ley de Presupuesto 2013
(Millones de Bolívares y Estructura Porcentual)


63.380,4; 16,0%
84.656,2; 21,3%
9.672,7; 2,4%
10.426,2; 2,6%
18.646,2; 4,7%
65.310,9; 16,5%
21.278,6; 5,4%
24.413,9; 6,2%
24.580,6; 6,2%
41.905,4; 10,6%
32.135,6; 8,1%
Ministerio del Poder Popular de Planificación y Finanzas
Ministerio del Poder Popular para Relaciones Interiores y Justicia
Ministerio del Poder Popular para la Educación
Ministerio del Poder Popular para la Defensa
Ministerio del Poder Popular para la Salud
Ministerio del Poder Popular para el Trabajo y Seguridad Social
Consejo Federal de Gobierno
Ministerio del Poder Popular para la Educación Universitaria
Ministerio del Poder Popular para Transporte Terrestre
Ministerio del Poder Popular para la Energía Eléctrica
Restos de Órganos Ordenadores de Compromisos, Pagos y Rectificaciones

El Ministerio del Poder Popular de Planificación y Finanzas, tiene por objeto la regulación, formulación y seguimiento de la política fiscal, incluyendo política tributaria, de endeudamiento, gestión financiera y de complementariedad con la autoridad monetaria en coadyuvar la lucha antiinflacionaria y la sostenibilidad del régimen cambiario; en fin, de la planificación y realización de actividades del Ejecutivo Nacional en materia de planificación y finanzas. Su asignación presupuestaria alcanza Bs. 84.656,2 millones, que representa el 21,3 por ciento del Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2013 y el 4,6 por ciento del PIB.

Para el Ejercicio Fiscal 2013 destacan proyectos dirigidos al fortalecimiento de la plataforma física y tecnológica del Ministerio a fin de mantener la infraestructura en condiciones óptimas y actualizadas. Así mismo, con el propósito de establecer el Modelo Productivo Socialista se busca consolidar y mejorar el proceso presupuestario público nacional a través de la aplicación eficiente de la técnica del presupuesto por proyectos y acciones centralizadas garantizando de esta forma el logro de los objetivos estratégicos de la nación.

Es importante destacar, que al servicio de la deuda pública se destinarán recursos por Bs. 78.250,2 millones, lo que representa el 92,4 por ciento de su asignación.

El Ministerio del Poder Popular para Relaciones Interiores y Justicia es el órgano rector de las políticas del Estado venezolano dirigidas a garantizar la seguridad integral de los habitantes, en un marco de paz, justicia y responsabilidad social. La asignación presupuestaria es de Bs. 65.310,9 millones, que representa el 16,5 por ciento del Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2013 y el 3,5 por ciento del PIB. Estos recursos estarán orientados

fundamentalmente a fortalecer programas y proyectos orientados al mejoramiento de la prevención y seguridad de los ciudadanos y ciudadanas, mediante las siguientes políticas: prevención y mitigación de riesgos y desastres naturales, consolidación de la seguridad ciudadana, lucha contra el tráfico y consumo de drogas ilícitas y la optimización del servicio de identificación.

Destaca dentro de los proyectos a ser ejecutados por este Ministerio, el Fortalecimiento del Cuerpo de Policía Nacional Bolivariana, con el fin de disminuir la incidencia delictiva en los estados en los que se encuentra desplegado dicho Cuerpo Policial.

Así mismo, este Ministerio dirige recursos al Proyecto dirigido a Profundizar en la Inteligencia y Contrainteligencia para la Seguridad del Estado, a fin de preservar la estabilidad de la nación y responder de manera efectiva a contingencias negativas en el marco de los constantes cambios que se experimentan en los ámbitos socio – políticos y económicos, tanto nacionales como internacionales.

El Ministerio del Poder Popular para la Educación es el órgano rector de la Administración Pública Nacional en materia educativa (inicial, primaria, media y especial), responsable de la formulación, regulación, ejecución y seguimiento de las políticas de planificación y realización de las actividades del Ejecutivo Nacional que comprende la orientación, programación, desarrollo, promoción, coordinación, supervisión, control y evaluación del sistema educativo.

Su asignación presupuestaria es de Bs. 41.905,4 millones que representa el 10,6 por ciento del Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2013 y el 2,3 por ciento del PIB.

El Despacho de Educación ha considerado, para el Proyecto de Ley de Presupuesto 2013, siete áreas estratégicas como marco orientador de la política presupuestaria institucional, siendo estas áreas: la consolidación del diseño curricular, infraestructura educativa, supervisión y formación del personal docente, recursos para el aprendizaje, estadísticas educativas, protección social y desarrollo integral y un nuevo marco institucional.

Para el Ejercicio Fiscal 2013, este sector de la Educación contará con 41 proyectos, tanto nuevos como de continuidad, de los cuales 9 serán ejecutados por el Ministerio del Poder popular para la Educación y 32 por los entes adscritos al mismo.

La matricula estimada para el año escolar 2012-2013 es de 4.478.132 alumnos; de los cuales 947.690 corresponden a niños y niñas entre 0 y 6 años de edad, 1.777.535 alumnos y alumnas con edades comprendidas entre 6 y 12 años correspondientes a educación primaria, 1.582.171 alumnos y alumnas de educación media con edades comprendidas entre 11 y 19 años de edad aproximadamente, 33.755 alumnos y alumnas en la modalidad de educación especial y 136.981 alumnos y alumnas de educación para jóvenes, adultos y adultas.

Se le dará continuidad al Programa de Alimentación Escolar, que espera atender 4.250.979 niños, niñas y adolescentes del sistema educativo a nivel nacional, garantizándoles una alimentación adecuada a los requerimientos nutricionales específicos de cada grupo.

Con el Proyecto de desarrollo curricular en el Subsistema de Educación Básica se estima informar a 503.240 docentes sobre el desarrollo curricular de este subsistema en coherencia con los preceptos constitucionales y el proyecto político, económico y social del País.

El Ministerio del Poder Popular para la Defensa, como el máximo órgano administrativo en materia de Defensa Militar de la Nación, se encarga de formular, adoptar y seguir políticas y

estrategias con el fin de utilizar sus recursos presupuestarios de manera eficiente para garantizar la independencia y soberanía nacional. Su asignación presupuestaria es de Bs. 32.135,6 millones, equivalente a un 8,1 por ciento del Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2013 y un 1,7 por ciento del PIB.

Este Despacho, para el ejercicio fiscal 2013 ha formulado dieciséis (16) proyectos, con el fin de consolidar el Socialismo del Siglo XXI, entre los cuales destacan catorce (14) sistemas de Inversión Militar, 2.417 operaciones militares para la seguridad, defensa y desarrollo integral de la nación y atender a 4.825.627 pacientes a través de la Red Sanitaria Militar; entre otros.

El Ministerio del Poder Popular para la Salud, para el ejercicio fiscal 2013, asigna créditos presupuestarios orientados a continuar con los avances en la prestación de sus servicios, bajo los enfoques de objetivos y políticas institucionales tales como: la consolidación del sistema publico nacional de salud mediante el funcionamiento optimo de los centros de diagnóstico integral (CDI) y los centros de alta tecnología (CAT), la red ambulatoria de atención y los servicios de atención materno-infantil.

Su asignación presupuestaria es de Bs. 24.580,6 millones, que representa el 6,2 por ciento del Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2013 y el 1,3 por ciento del PIB.

Este Ministerio realizará entre sus proyectos la entrega de 21.070.941 dosis para fortalecer el esquema nacional de inmunizaciones, realizará 190.726 consultas médicas en el Estado Vargas, 1.212.028 en el Estado Barinas, 3.979.329 en el Distrito Capital y 3.415.631 en el Estado Miranda. Atenderá 1.662.991 pacientes en la Red de Clínicas Populares y atenderá 3.753.107 pacientes en los centros hospitalarios del Ministerio del Poder Popular para la Salud; gracias al fortalecimiento de los establecimientos de salud.

El Ministerio del Poder Popular para el Trabajo y Seguridad Social, para el Ejercicio Fiscal 2013, ha definido proyectos que permiten seguir avanzando en la aplicación de justicia en materia de trabajo, promoción, protección y desarrollo de fuentes de trabajo, protección del salario, estabilidad laboral, protección a la familia, maternidad y paternidad, libertad sindical, atención integral a trabajadores y trabajadoras.

En tal sentido se destinan Bs. 24.413,9 millones, que representa el 6,2 por ciento del Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2013 y el 1,3 por ciento del PIB.

Este Ministerio ha formulado 22 proyectos, de los cuales 14 corresponden al Despacho Ministerial, dos (2) al Instituto Venezolano de los Seguros Sociales (IVSS), tres (3) al Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET) y uno (1) al Instituto Nacional de Prevención, Salud y Seguridad Laboral (INPSASEL) y dos (2) al Instituto de Tesorería de Seguridad Social.

Es prioridad para este Ministerio, la asignación de recursos para el Instituto Venezolano de los Seguros Sociales (IVSS), con una transferencia que asciende a Bs. 22.764,5 millones que se destinarán fundamentalmente al pago de las pensiones.

Asimismo, tiene dentro de sus metas más importantes, la atención de 1.700.000 ciudadanos en materia de protección de los derechos laborales a través de las Inspectorías de Trabajo, atender a 547.800 trabajadores en materia de defensa, asesoría y asistencia gratuita en materia laboral, atender 650.000 trabajadores en cuanto al mejoramiento de la infraestructura y mobiliario de sus puestos de trabajo y la atención a 132.000 personas en situación de desempleo, trabajadores no dependientes, organizaciones sindicales, consejos de trabajadores y otras organizaciones con programas de formación colectiva.

El Consejo Federal de Gobierno, como lo establece la Constitución de la República Bolivariana de Venezuela en el Artículo 185, es el Órgano encargado de planificar y coordinar las políticas y acciones necesarias para el desarrollo de los procesos de descentralización y transferencia de competencias del Poder Nacional a los Estados y Municipios. Su asignación presupuestaria es de Bs. 21.278,6 millones, que representa el 5,4 por ciento del Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2013 y el 1,2 por ciento del PIB.

Este Órgano tiene como objetivo estratégico fundamental, garantizar las asignaciones de recursos para financiar proyectos, programas y actividades destinadas a construir el modelo de sociedad establecido en la Constitución de la República Bolivariana de Venezuela, así como formar su recurso humano a fin de fortalecer el Poder Popular y fortalecer el acompañamiento institucional y la supervisión física de los planes de inversión

El Ministerio del Poder Popular para la Educación Universitaria, ejerce la rectoría del subsistema nacional de educación universitaria. Para el año 2013 dirige sus políticas y acciones a garantizar una educación universitaria gratuita y de calidad para todos los venezolanos constituyendo un factor estratégico en el fortalecimiento de la sociedad socialista, demócrata, participativa y protagónica.

Su asignación presupuestaria es de Bs. 18.646,2 millones, que representa el 4,7 por ciento del Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2013 y el 1,0 por ciento del PIB.

Entre sus proyectos más importantes destacan 30 documentos para la territorialización de la educación universitaria, un modelo para el fortalecimiento del sistema educativo universitario y el fortalecimiento del sistema de servicios estudiantiles a fin de garantizar el buen vivir de los estudiantes universitarios a nivel nacional.

El Ministerio del Poder Popular para Transporte Terrestre como Ente encargado de diseñar, formular, evaluar políticas, estrategias, planes, programas, y ejecutar las políticas públicas del Estado en materia de infraestructura vial, transporte terrestre, comunicaciones y transporte ferroviario nacional, recibe para el Proyecto de Ley de Presupuesto 2013, una asignación de Bs. 10.426,2 millones, que representa 2,6 por ciento del total de asignaciones presupuestarias y 0,6 por ciento del PIB.

Entre las principales acciones a llevar a cabo por este Ministerio para el año 2013 se encuentran: dotar y consolidar a todo el territorio nacional de una excelente red de infraestructura vial de transporte y servicios conexos, mantener operativas las maquinarias y equipos utilizados, con el fin de dar atención oportuna a las emergencias viales y transferir recursos a sus entes adscritos para mantener la cobertura y la universalidad en la satisfacción de las necesidades del país, entre otros.

El Ministerio del Poder Popular para la Energía Eléctrica, cuenta para el Ejercicio Fiscal 2013 con una asignación presupuestaria de Bs. 9.672,7 millones, que representa 2,4 por ciento del Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2013 y el 0,5 por ciento del PIB.

Este Ministerio a través de la Corporación Eléctrica Nacional, S.A. ejecutará proyectos tales como: la Central Hidroeléctrica Tocoma, con el propósito de incrementar la capacidad de generación hidroeléctrica en el país y su transmisión asociada a fin de suplir 12.100 GWh/año de energía eléctrica a partir del año 2014; Rehabilitación de las unidades 1 a 6 de la Casa de Máquinas 1 de la Central Hidroeléctrica Simón Bolívar (Guri); el II Desarrollo del Complejo Hidroeléctrico Uribante Caparo.

A través de la Fundación para el Desarrollo del Servicio Eléctrico, destaca la ejecución de proyectos tales como la ampliación y mejora de la planta Metrocontadores del Alba S.A. y la

instalación de sistemas híbridos (eólicos-fotovoltaicos-diesel) en comunidades aisladas, indígenas y fronterizas.

Así mismo, es de importancia el Plan de Desarrollo del Sistema Eléctrico Nacional 2013-2032, a través del cual, el Ministerio elaborará una propuesta de marco regulatorio para el sector, que incentive la sustentabilidad y eficiencia técnica y económica dentro de una visión socialista para todas y todos los venezolanos.

El resto de los órganos ordenadores de compromisos y pagos y rectificaciones al Presupuesto, totalizan Bs. 63.380,4 millones, con una participación del 16,0 por ciento del Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2013 y un 3,4 por ciento del PIB.

Predomina dentro del resto de Organismos la participación del Tribunal Supremo de Justicia con Bs. 8.154,5 millones (2,1 por ciento del total del gasto). Este órgano, como Ente rector del Poder Judicial, ejerce su gobierno y administración orientado a asegurar al justiciable la protección y tutela de sus derechos y garantías constitucionales. En este sentido, este Organismo considera dar continuidad a los proyectos que permitan garantizar el acceso a la justicia e incluir nuevos proyectos que fortalezcan las actividades desempeñadas con las comunidades.

Las Rectificaciones al Presupuesto, representan un crédito, cuyo monto no podrá ser inferior a cero coma cinco por ciento ni superior al uno por ciento de los ingresos ordinarios estimados en el mismo presupuesto. El Ejecutivo Nacional podrá disponer de este crédito, para atender gastos imprevistos que se presenten en el transcurso del ejercicio, o para aumentar los créditos presupuestarios que resulten insuficientes.

A continuación en el cuadro N° 6-1, se presenta la clasificación institucional del gasto total, correspondiente al Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2013:

CUADRO N° 6-1
CLASIFICACIÓN INSTITUCIONAL DEL GASTO TOTAL
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

DENOMINACIÓN	TOTAL	PORCENTAJE DE PARTICIPACIÓN RESPECTO AL TOTAL	PORCENTAJE PIB
Asamblea Nacional	1.223,2	0,3	0,1
Contraloría General de la República	403,7	0,1	0,0
Consejo Nacional Electoral	2.520,4	0,6	0,1
Ministerio del Poder Popular para Relaciones Exteriores	1.545,3	0,4	0,1
Ministerio del Poder Popular para la Defensa	32.135,6	8,1	1,7
Ministerio del Poder Popular para la Educación	41.905,4	10,6	2,3
Ministerio del Poder Popular para el Trabajo y Seguridad Social	24.413,9	6,2	1,3
Ministerio del Poder Popular para el Ambiente	5.234,9	1,3	0,3
Tribunal Supremo de Justicia	8.154,5	2,1	0,4
Ministerio Público	2.015,4	0,5	0,1
Procuraduría General de la República	127,4	0,0	0,0
Ministerio del Poder Popular para Relaciones Interiores y Justicia	65.310,9	16,5	3,5

CUADRO N° 6-1
CLASIFICACIÓN INSTITUCIONAL DEL GASTO TOTAL
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

DENOMINACIÓN	TOTAL	PORCENTAJE DE PARTICIPACIÓN RESPECTO AL TOTAL	PORCENTAJE PIB
Defensoría del Pueblo	166,6	0,0	0,0
Vicepresidencia de la República	1.200,1	0,3	0,1
Ministerio del Poder Popular para la Agricultura y Tierras	3.261,9	0,8	0,2
Ministerio del Poder Popular para la Educación Universitaria	18.646,2	4,7	1,0
Ministerio del Poder Popular para la Comunicación y la Información	840,6	0,2	0,0
Ministerio del Poder Popular del Despacho de la Presidencia	5.507,3	1,4	0,3
Consejo Moral Republicano	6,1	0,0	0,0
Superintendencia Nacional de Auditoria Interna	29,2	0,0	0,0
Ministerio del Poder Popular para la Alimentación	4.456,8	1,1	0,2
Ministerio del Poder Popular para el Turismo	173,8	0,0	0,0
Ministerio del Poder Popular de Petróleo y Minería	408,3	0,1	0,0
Ministerio del Poder Popular para la Cultura	1.336,0	0,3	0,1
Ministerio del Poder Popular para el Deporte	1.424,1	0,4	0,1
Ministerio del Poder Popular para los Pueblos Indígenas	205,7	0,1	0,0
Ministerio del Poder Popular para el Comercio	332,5	0,1	0,0
Ministerio del Poder Popular para la Salud	24.580,6	6,2	1,3
Ministerio del Poder Popular para Ciencia, Tecnología e Innovación	2.750,3	0,7	0,1
Ministerio del Poder Popular para las Comunas y Protección Social	3.534,7	0,9	0,2
Ministerio del Poder Popular para la Mujer y la Igualdad de Género	434,1	0,1	0,0
Ministerio del Poder Popular para la Energía Eléctrica	9.672,7	2,4	0,5
Ministerio del Poder Popular de Planificación y Finanzas	84.656,2	21,4	4,6
Ministerio del Poder Popular para Vivienda y Hábitat	2.913,8	0,7	0,2
Consejo Federal de Gobierno	21.278,6	5,4	1,2
Ministerio del Poder Popular para la Juventud	724,6	0,2	0,0
Ministerio del Poder Popular para el Servicio Penitenciario	1.646,9	0,4	0,1
Ministerio del Poder Popular para Transporte Acuático y Aéreo	2.936,3	0,7	0,2
Ministerio del Poder Popular para Transporte Terrestre	10.426,2	2,6	0,6
Ministerio del Poder Popular de Industrias	4.856,7	1,2	0,3
Rectificaciones al Presupuesto	3.009,2	0,8	0,2
TOTAL	**396.406,7**	**100,0**	**21,4**

6.2 Análisis de los Principales Conceptos del Gasto de la República

La clasificación de los Principales Conceptos del Gasto, refleja la distribución entre las asignaciones predeterminadas definidas por preceptos constitucionales y demás leyes, y el gasto de la política económica del Gobierno Nacional.

En este sentido, el gasto rígido representa el 41,9 por ciento de la totalidad del presupuesto de la República, permitiendo asignar el 58,1 por ciento como instrumento de gestión gubernamental con el propósito de: mantener las conquistas sociales, avanzar en la profundización del Proyecto Socialista Bolivariano, preservar el empleo, reforzar el sector productivo interno y orientar la inversión financiera pública y privada hacia los sectores más estratégicos, directrices enmarcadas en el Plan Operativo Anual 2013.

A continuación en el cuadro N° 6-2, se muestran los Principales Conceptos del Gasto:

CUADRO N° 6-2
PRINCIPALES CONCEPTOS DEL GASTO
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

CONCEPTOS	TOTAL	PORCENTAJE	
		PARTICIPACIÓN	PIB
Legales	**166.334,2**	**41,9**	**8,9**
Servicio de la Deuda Pública	78.250,2	19,7	4,2
Situado Constitucional	60.183,9	15,2	3,2
- Situado Estadal	48.147,1	12,2	2,6
- Situado Municipal	12.036,8	3,0	0,6
Fondo de Compensación Interterritorial (FCI)	18.872,5	4,7	1,0
- Estadal	7.017,8	1,8	0,4
- Municipal	5.284,3	1,3	0,3
- Poder Popular	5.661,8	1,4	0,3
- Fortalecimiento Institucional	908,6	0,2	0,0
Sistema de Justicia	6.018,4	1,5	0,3
Rectificaciones al Presupuesto	3.009,2	0,8	0,2
Proyectos por Endeudamiento	**42.315,9**	**10,7**	**2,3**
Organismos con Autonomía Funcional a/	**8.368,0**	**2,1**	**0,5**
Universidades Nacionales b/	**17.466,8**	**4,4**	**0,9**
Otros Gastos	**161.921,8**	**40,9**	**8,8**
TOTAL	**396.406,7**	**100,0**	**21,4**

a/ No incluye asignaciones legales, proyectos por endeudamiento, ni obligaciones de ejercicios anteriores

b/ Incluye los aportes del Consejo Nacional de Universidades (CNU)

Seguidamente, en el gráfico N° 6-2, se presenta la distribución porcentual de esta clasificación:

Gráfico N° 6-2
Principales Conceptos del Gasto
(Estructura Porcentual)
Año 2013


Otros Gastos
40,9%
Aspectos Legales
41,9%
Universidades
Nacionales
4,4%
Organismos con
Autonomía Funcional
2,1%
Proyectos
10,7%

El Proyecto de Ley de Presupuesto 2013 concentra sus recursos principalmente en el rubro de las asignaciones legales, seguidos por los Proyectos por Endeudamiento, resaltando entre sus fuentes de financiamiento la de ordinarios. Dicha situación puede apreciarse en el cuadro N° 6-3 que se presenta seguidamente:

CUADRO N° 6-3
PRINCIPALES CONCEPTOS DEL GASTO POR FUENTES DE FINANCIAMIENTO
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

CONCEPTOS	RECURSOS ORDINARIOS	PROYECTOS POR ENDEUDAMIENTO	DEUDA PÚBLICA	GESTIÓN FISCAL	OTRAS FUENTES	TOTAL
Legales	**133.293,3**		**33.040,9**			**166.334,2**
Servicio de la deuda pública	45.209,3		33.040,9			78.250,2
Situado Constitucional	60.183,9					60.183,9
• Situado Estadal	48.147,1					48.147,1
• Situado Municipal	12.036,8					12.036,8
Fondo de Compensación Interterritorial (FCI)	18.872,5					18.872,5
• Estadal	7.017,8					7.017,8
• Municipal	5.284,3					5.284,3
• Poder Popular	5.661,8					5.661,8
• Fortalecimiento Institucional	908,6					908,6

CUADRO N° 6-3
PRINCIPALES CONCEPTOS DEL GASTO POR FUENTES DE FINANCIAMIENTO
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

CONCEPTOS	RECURSOS ORDINARIOS	PROYECTOS POR ENDEUDAMIENTO	DEUDA PÚBLICA	GESTIÓN FISCAL	OTRAS FUENTES	TOTAL
Sistema de Justicia	6.018,4					6.018,4
Rectificaciones al Presupuesto	3.009,2					3.009,2
Proyectos por Endeudamiento		**42.315,9**				**42.315,9**
Organismos con Autonomía Func. a/	**8.368,0**					**8.368,0**
Universidades Nacionales b/	**14.487,8**			**2.979,0**		**17.466,8**
Otros gastos	**144.770,5**			**17.021,0**	**130,3**	**161.921,8**
TOTAL	**300.919,6**	**42.315,9**	**33.040,9**	**20.000,0**	**130,3**	**396.406,7**

a/ No incluye asignaciones legales, proyectos por endeudamiento, ni obligaciones de ejercicios anteriores

b/ Incluye los aportes del Consejo Nacional de Universidades (CNU)

6.2.1 Asignaciones Legales

El ordenamiento jurídico venezolano, inspirado en la Constitución de la República Bolivariana de Venezuela, en concordancia con el resto de la normativa legal, desarrolla las asignaciones predeterminadas del presupuesto. En el Proyecto de Ley de Presupuesto 2013 dichas asignaciones ascienden a Bs. 166.334,2 millones, destacándose entre estas, el pago del Servicio de la Deuda Pública para atender compromisos nacionales e internacionales y los aportes otorgados a las Gobernaciones, Alcaldías y demás entidades políticos territoriales.

En relación a la asignación presupuestaria para el Servicio de la Deuda Pública, asignación presupuestaria concentrada bajo la tutela del Ministerio del Poder Popular de Planificación y Finanzas, se han presupuestado Bs. 78.250,2 millones, que representan el 19,7 por ciento del total de presupuesto y el 4,2 por ciento del PIB, lo que permitirá honrar los compromisos referidos en materia de endeudamiento.

Los créditos presupuestarios para las Gobernaciones, Alcaldías y demás entidades políticas territoriales alcanzan la cifra de Bs. 79.056,4 millones, equivalentes al 19,9 por ciento del total y el 4,3 por ciento del PIB. Este rubro lo conforman, por una parte, el Situado Constitucional con Bs. 60.183,9 millones correspondiendo a los Estados la cantidad de Bs. 48.147,1 millones y a los Municipios la cantidad de Bs. 12.036,8 millones, de acuerdo a la Ley Orgánica de Descentralización y Delimitación de Transferencia de Competencias del Sector Público, y por la otra, el Fondo de Compensación Interterritorial (FCI) al cual se le ha asignado la cantidad de Bs. 18.872,5 millones, recursos estos orientados a facilitar la inversión en proyectos de infraestructura, sociales, de servicios, productivos, científicos, tecnológicos y comunitarios, que propongan las entidades territoriales, como lo establece la Ley Orgánica del Consejo Federal de Gobierno. En este sentido, se asignan Bs. 7.017,8 millones a Gobernaciones, Bs. 5.284,3 millones a Municipios, Bs. 5.661,8 millones al Poder Popular y Bs. 908,6 millones al Fortalecimiento Institucional.

A continuación, en el gráfico N° 6-3, se muestra la estructura porcentual de las asignaciones legales:

Gráfico N° 6-3
Asignaciones Legales
(Estructura Porcentual)
Año 2013


Sistema de Justicia
3,6%
Rectificaciones
1,8%
Fondo de Compensación Interterritorial (FCI)
11,4%
Servicio de la Deuda Pública
47,0%
Situado Constitucional
36,2%

6.2.2 Proyectos por Endeudamiento

La Ley Especial de Endeudamiento Anual 2013, con el objeto de mantener el impulso de la economía nacional, financiará proyectos de inversión por el orden de Bs. 42.315,9 millones, concentrándose principalmente entre los Organismos de Defensa por Bs. 16.087,1 millones, Transporte Terrestre por Bs. 9.326,2 millones, Industrias Bs. 3.656,7 millones, Energía Eléctrica Bs. 6.394,0 millones y Transporte Acuático y Aéreo con Bs. 2.131,0 millones.

Entre los sectores más resaltantes tenemos: sector defensa, encargado de fortalecer el poder defensivo nacional para proteger la independencia y soberanía nacional a través de la capacitación, adiestramiento, equipamiento y modernización del componente castrense; internamente se destaca el proyecto Inversión Militar de la Fuerza Armada Nacional Bolivariana.

Como política energética, se dirigen todos los esfuerzos para ampliar y mejorar el uso de la red de transmisión y distribución de energía eléctrica en el país, que genere el uso racional y eficiente de la misma; en este sentido, se continuaran desarrollando obras que permitan la diversificación de la generación de energía eléctrica favoreciendo el uso del gas natural, el coque y otras fuentes de energías alternativas como la eólica, que permitan satisfacer el consumo actual, así como los incrementos esperados en la demanda a nivel industrial, doméstico, actividades comerciales y nuevos centros de educación. A tales efectos se cuenta con los siguientes proyectos: Planta Termozulia III, Rehabilitación de las Unidades 1 a 6 de la Casa de Máquinas 1 de la Central Hidroeléctrica Simón Bolívar (Guri), Construcción de la Planta de Generación Termoeléctrica Antonio José de Sucre (Planta Cumaná) 1000 MW y Plan Nacional de Respaldo al Sistema de Transformadores de Potencia y Sistema Control de la Demanda (Convenio Binacional República Bolivariana de Venezuela y República de Portugal).

El sector industrial y comercial, avanza hacia la soberanía e independencia de la economía, basada en un modelo productivo socialista, que construye redes estratégicas tanto para bienes esenciales como de generación de valor, a partir de nuestras ventajas comparativas, permitiendo entre ellos, el fortalecimiento y expansión de las capacidades de extracción y procesamiento primario como desarrollo aguas debajo de las cadenas de hierro, acero y aluminio implementado por la Empresa de Producción Social Siderúrgica Nacional C.A., con el proyecto Diseño, Construcción y Operación de un Complejo Siderúrgico.

Desde el punto de vista del transporte terrestre, acuático y aéreo, destaca la continuidad de los proyectos de transporte masivo, con el objeto de satisfacer las necesidades del colectivo en general, tales como: Adquisición de Aeronaves nuevas para vuelos locales y regionales (EMBRAER ERJ-190) Línea 2 El Tambor – San Antonio de los Altos Sistema Metro Los Teques (Equipamiento y Obras Civiles), Línea 3 San Antonio de los Altos – La Rinconada, Rehabilitación de la Línea I Metro de Caracas y Adquisición de Material Rodante y Ampliación de los Patios de Estacionamientos de la Línea Caracas-Cúa.

6.2.3 Organismos con Autonomía Funcional

Los Organismos con autonomía funcional, financiera y administrativa, se enfocan en el cumplimiento de las atribuciones establecidas en nuestra carta magna y las leyes, por este motivo, se asignan Bs. 8.368,0 millones, equivalente al 2,1 por ciento del total del Presupuesto y el 0,5 por ciento del PIB.

Seguidamente en el cuadro N° 6-4 se muestra la distribución de las asignaciones presupuestarias para cada uno de los referidos Órganos:

CUADRO N° 6-4
ORGANISMOS CON AUTONOMÍA FUNCIONAL
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

CONCEPTOS	TOTAL	PORCENTAJE
Asamblea Nacional	1.220,6	14,6
Contraloría General de la República	402,9	4,8
Consejo Nacional Electoral	2.520,3	30,1
Tribunal Supremo de Justicia	2.044,9	24,4
Ministerio Público	2.012,7	24,1
Defensoría del Pueblo	166,6	2,0
TOTAL	**8.368,0**	**100,0**

Nota: No incluye Asignaciones Legales, Proyectos por Endeudamiento, ni obligaciones de ejercicios anteriores

A continuación se describen las principales acciones a emprender por parte de los Organismos con Autonomía Funcional con mayor relevancia:

- Consejo Nacional Electoral; se le asignan Bs. 2.520,3 millones para el desarrollo de sus competencias, entre ellas: las Elecciones Municipales, llamados a ser los espacios cívicos de participación política más importantes del año 2013; y la expansión, administración y optimización del Registro Civil Venezolano, con la consecuente prestación de un servicio tecnificado, oportuno e incluyente.

- Tribunal Supremo de Justicia; como órgano rector del Poder Judicial, dispondrá de la cantidad de Bs. 2.044,9 millones para apoyar la formación, actualización y capacitación de los funcionarios del Poder Judicial; la adecuación y mantenimiento de la plataforma tecnológica, incremento de espacios físico, equipamiento del máximo tribunal; atención a los gastos de personal; entre otros.

- El Ministerio Público contará con la cantidad de Bs. 2.012,7 millones, con el objeto de cumplir su misión y con el fin de garantizar los procesos judiciales, se propone: la modernización tecnológica del Organismo; formación y capacitación del capital humano, asegurar los beneficios socioeconómicos del personal activo y pasivo de la institución; y mejorar los procesos administrativos para fortalecer la atención a los ciudadanos.

6.2.4 Universidades Nacionales

El Ministerio del Poder Popular para la Educación Universitaria, como órgano rector para la planificación e impulso de la educación superior de acuerdo a la facultad que le fue asignada en la Ley de Universidades, debe promover una formación sin discriminaciones de género, etnia, cultura, estatus socioeconómicos, de edad o de discapacidad física; como ejemplo, tenemos el aumento de la matrícula municipalizada en un 60 por ciento, con la Misiones Sucre y Alma Mater y el incremento en un 90 por ciento de la inclusión de jóvenes bachilleres al sistema universitario.

Las Universidades Nacionales para el logro de este objetivo, tendrán a su disposición durante el ejercicio fiscal 2013 Bs. 17.466,8 millones, de los cuales Bs. 3.255,2 millones, provienen de la asignación otorgada por el Servicio Autónomo Consejo Nacional de Universidades (CNU), de acuerdo a lo previsto en la misma normativa.

6.2.5 Otros Gastos

En este último rubro equivalente al 40,9 por ciento del total asignado y el 8,8 por ciento del PIB, se estarán concentrando Bs. 161.921,8 millones del presupuesto para el gasto de funcionamiento de los Organismos.

Seguidamente se muestra el cuadro N° 6-5 el cual detalla los componentes de esta asignación:

CUADRO N° 6-5
OTROS GASTOS
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

CONCEPTOS	MONTO	PORCENTAJE
Gastos de Personal	53.596,1	33,1
Materiales, Suministros y Mercancías	10.141,7	6,3
Activos Financieros	454,3	0,3
Aportes a Pensionados y Jubilados	8.186,4	5,0
Transferencias y Donaciones al Sector Público	75.719,3	46,8
Resto del Gasto	13.824,0	8,5
TOTAL	**161.921,8**	**100,0**

A continuación se detallan para cada concepto descrito los aspectos más relevantes:

- Los gastos de personal ascienden a Bs. 53.596,1 millones, destinados a cumplir con los compromisos en materia laboral como: cancelación de las nóminas de los trabajadores públicos del Poder Nacional, de acuerdo al Sistema de Remuneraciones de los Empleados, Empleadas, Obreros y Obreras de la Administración Pública Nacional, hacer efectivo la aplicación de las correspondientes contrataciones colectivas, además de cubrir la incidencia del 30 por ciento, producto del aumento del salario mínimo para los trabajadores públicos, de acuerdo al Decreto 8.920 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.908 de fecha 24/04/2012. No incluye lo correspondiente a Organismos con autonomía funcional y lo estimado por este concepto para proyectos por endeudamiento

- Para el funcionamiento de los Entes Descentralizados, Gobernaciones y Municipios se destinan Bs. 75.719,3 millones, así como los proyectos de carácter social. Cabe destacar que este rubro no incluye los proyectos por endeudamiento, los aportes legales y las transferencias otorgadas a las Universidades Nacionales. Entre los Entes Descentralizados con mayor participación en este rubro se tienen: el Instituto Venezolano de los Seguros Sociales (IVSS) con Bs. 22.764,5 millones, Empresa de Producción Social Siderúrgica Nacional, C.A. por Bs. 3.656,7 millones, la Corporación de Abastecimiento y Servicios Agrícolas, S.A (LA CASA) con Bs. 2.332,2 millones, Instituto de Previsión Social de las Fuerzas Armadas Nacionales (Ipsfa) con Bs. 2.999,1 millones, Corporación Eléctrica Nacional por Bs. 6.394,0 millones y el Servicio Nacional Integrado de Administración Aduanera y Tributaria (Seniat) con Bs. 2.363,3 millones

  En relación a las asignaciones para las misiones y proyectos de carácter social, se destacan las siguientes: Fundación Misión Samuel Robinson, Misión Niños y Niñas de Barrio, Fundación Misión Sucre, Fundación Misión Barrio Adentro, Fundación Misión Negra Hipólita, Fundación Misión Madres del Barrio "Josefa Joaquina Sánchez", como política socialista promotora del bienestar de la comunidad. Entre los demás proyectos se tienen: el Programa para la Seguridad Alimentaria y el Desarrollo Rural (PESA) y el Programa de Alimentos Estratégicos, entre otros

- Los créditos presupuestarios destinados a los pensionados y jubilados por Bs. 8.186,4 millones, los cuales incluyen las respectivas nóminas, los aguinaldos, demás beneficios económicos previstos en la convención colectiva; así como la incidencia que genera el incremento de sueldos y salarios aprobado en el año 2012, entre otros

- El resto de gastos de funcionamiento de los órganos del Poder Nacional contarán con 13.824,0 millones para la adquisición de materiales, suministros y mercancías, alquileres de inmuebles, maquinarias y equipos, la cancelación de los servicios básicos, la conservación y reparaciones menores, entre otros, permitirán a los órganos mantener los niveles de operatividad acordes con sus funciones.

6.3 Clasificación Económica del Gasto Fiscal de la República 2013

El Proyecto de Ley de Presupuesto para el año 2013 continuará siendo el motor propulsor de la transformación del sistema económico venezolano, en función de la transición al socialismo bolivariano que buscará transcender el modelo rentista petrolero capitalista hacia el modelo económico productivo socialista, basado en el desarrollo de las fuerzas productivas.

En función de lo anterior, y para el ejercicio fiscal del año 2013, la clasificación económica permitirá determinar la orientación del gasto y destino de los recursos, con miras a evaluar los efectos de la actividad pública sobre la economía nacional.

En el cuadro N° 6-6, se presentan los resultados de la Clasificación Económica del Gasto de la República del Proyecto de Ley de Presupuesto para el ejercicio fiscal 2013.

CUADRO N° 6-6
CLASIFICACIÓN ECONÓMICA DEL GASTO DE LA REPÚBLICA POR FUENTES DE FINANCIAMIENTO
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

CONCEPTOS	ORDINARIO	PROYECTOS POR ENDEUDAMIENTO	DEUDA PÚBLICA	GESTIÓN FISCAL	OTRAS FUENTES	TOTAL
Gastos corrientes	**239.102,3**	**16.094,8**	**24.343,5**	**19.968,1**	**130,3**	**299.639,0**
Gastos de consumo	73.547,0	16.087,1	513,3	9.704,6		99.852,0
Gastos de la propiedad	44.195,8		23.830,2			68.026,0
Transferencias y donaciones corrientes	118.343,7	7,7		10.263,5	130,3	128.745,2
Rectificaciones al presupuesto	3.009,2					3.009,2
Otros gastos corrientes	6,6					6,6
Gastos de capital e Inversión Financiera	**61.152,7**	**26.221,1**		**31,9**		**87.405,7**
Inversión directa	2.615,7			5,8		2.621,5
Transferencias y donaciones de capital	58.082,8	26.221,1		26,1		84.330,0
Inversión financiera	454,2					454,2
Aplicaciones financieras	**664,6**		**8.697,4**			**9.362,0**
Amortización de la deuda			8.697,4			8.697,4
Disminución de otros pasivos financieros	664,6					664,6
TOTAL	**300.919,6**	**42.315,9**	**33.040,9**	**20.000,0**	**130,3**	**396.406,7**

Tal y como se observa, del total de los créditos asignados se orientarán a los gastos corrientes Bs. 299.639,0 millones, que representan el 75,6 por ciento; a gastos de capital e inversión financiera Bs. 87.405,7 millones, que representan el 22,0 por ciento y a las aplicaciones financieras Bs. 9.362,0 millones, equivalentes al 2,4 por ciento.

Vale la pena resaltar, que la mayor fuente de financiamiento del Proyecto de Ley de Presupuesto para el ejercicio fiscal 2013, está constituida por los recursos ordinarios con la cantidad de Bs. 300.919,6 millones, equivalentes al 75,9 por ciento del total. No menos importante es la fuente de financiamiento proyectos por endeudamiento, con un monto de Bs. 42.315,9 que representa el 10,7% del Presupuesto Nacional y contiene las asignaciones para el pago de amortización, intereses, descuentos y comisiones que debe afrontar la República para el ejercicio fiscal 2013.

La estructura porcentual de acuerdo a la clasificación económica, se visualiza en el gráfico N° 6-4.

Gráfico N° 6-4
Clasificación Económica de la República
(Estructura porcentual)
Año 2013


Aplicaciones Financieras 2,4%
Gastos de Capital e Inversiones Financieras 22,0%
Gastos Corrientes 75,6%

A continuación en el cuadro N° 6-7, se muestra la distribución del presupuesto de acuerdo a la técnica del presupuesto por proyectos, tal y como se indica:

CUADRO N° 6-7
CLASIFICACIÓN ECONÓMICA DEL GASTO DE LA REPÚBLICA POR ACCIONES CENTRALIZADAS Y POR PROYECTOS
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

CONCEPTOS	ACCIONES CENTRALIZADAS	PROYECTOS	RECTIFICACIONES	TOTAL	PORCENTAJE	
					PARTICIPACIÓN	PIB
Gastos corrientes	**168.734,0**	**127.895,8**		**299.639,0**	**75,6**	**16,2**
Gastos de consumo	32.906,0	66.946,0		99.852,0	25,2	5,4
Gastos de la propiedad	68.024,8	1,2		68.026,0	17,2	3,7
Transferencias y donaciones corrientes	67.796,6	60.948,6		128.745,2	32,4	6,9
Rectificaciones al presupuesto			3.009,2	3.009,2	0,8	0,2
Otros gastos corrientes	6,6			6,6	0,0	0,0
Gastos de capital e Inversión Financiera	**31.122,7**	**56.283,0**		**87.405,7**	**22,0**	**4,7**
Inversión directa	511,9	2.109,6		2.621,5	0,7	0,1
Transferencias y donaciones de capital	30.229,2	54.100,8		84.330,0	21,2	4,6
Inversión financiera	381,6	72,6		454,2	0,1	0,0

CUADRO N° 6-7
CLASIFICACIÓN ECONÓMICA DEL GASTO DE LA REPÚBLICA
POR ACCIONES CENTRALIZADAS Y POR PROYECTOS

PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

CONCEPTOS	ACCIONES CENTRALIZADAS	PROYECTOS	RECTIFICACIONES	TOTAL	PORCENTAJE	
					PARTICIPACIÓN	PIB
Aplicaciones financieras	**9.338,5**	**23,5**		**9.362,0**	**2,4**	**0,5**
Amortización de la deuda	8.697,4			8.697,4	2,2	0,5
Disminución de otros pasivos financieros	641,1	23,5		664,6	0,2	0,0
TOTAL	**209.195,2**	**184.202,3**	**3.009,2**	**396.406,7**	**100,0**	**21,4**

Se observa que del total corresponden a acciones centralizadas la cantidad de Bs. 209.195,2 millones, que representan el 52,8 por ciento del total, siendo sus mayores exponentes en este rubro el gasto corriente, en especial las transferencias y el gasto de la propiedad; en cuanto, a los proyectos se le asignan Bs. 184.202,3 millones participando con un 46,4 por ciento del total, siendo los gastos corrientes los que mayores montos muestran en el mismo, y el 0,8 por ciento restante corresponde a las rectificaciones al presupuesto.

Gráfico N° 6-5
Clasificación Económica de la República por Acciones Centralizadas y por Proyectos
(Estructura Porcentual)
Año 2013


Rectificaciones al Presupuesto 0,8%
Proyectos 46,4%
Acciones Centralizadas 52,8%

6.3.1 Gastos Corrientes

Los gastos corrientes alcanzan un monto de Bs. 299.639,0 millones, equivalentes al 75,6 por ciento del total presupuestado y el 16,2 por ciento del PIB. Estos gastos son destinados a cubrir los gastos de funcionamiento del aparato institucional, los proyectos de carácter social que ejecutarán los Organismos del sector público, y los compromisos derivados de la deuda pública por concepto de intereses, comisiones y descuentos. De dicho monto, se asignaron Bs. 99.852,0 millones a cubrir gastos de consumo, Bs. 68.026,0 millones a gastos de la propiedad, Bs. 128.745,2 millones a transferencias y donaciones corrientes, Bs. 3.009,2 millones como aporte legal correspondiente a las rectificaciones y Bs. 6,6 millones a otros gastos corrientes.

El financiamiento de los gastos corrientes proviene de recursos ordinarios por Bs. 239.102,3 millones, proyectos previstos en el Proyecto de Ley Especial de Endeudamiento Anual por Bs. 16.094,8 millones, deuda pública por Bs. 24.343,5 millones, gestión fiscal por Bs. 19.968,1 millones y otras fuentes de financiamiento por Bs. 130,3 millones.

Con los recursos destinados a los gastos corrientes, se pretende en términos generales cumplir con: la recurrencia del incremento de sueldos y salarios aprobado en el año 2012; la cancelación de las prestaciones sociales de antigüedad y demás compromisos laborales convenidos en los contratos colectivos; la cancelación de los servicios básicos; el ajuste de los gastos estimados en la adquisición de materiales y suministros necesarios para el funcionamiento de la República, y la contratación de servicios de acuerdo a la inflación estimada; continuar aplicando la política del Estado relacionada con la asignación de transferencias (las cuales buscarán ampliar la presencia de las Misiones Sociales), los subsidios y donaciones de carácter corriente a los sectores privado, público y externo, entre otras.

Por otra parte, se muestra un monto por acciones centralizadas por Bs. 168.734,0 millones y por proyectos por Bs. 127.895,8 millones, donde el rubro de transferencias representan el 40,2 por ciento y 47,7 por ciento respectivamente del total de los gastos corrientes en cada caso.

6.3.1.1 Gastos de Consumo

Los gastos de Consumo del Poder Nacional se destinan a la atención de los compromisos en materia laboral, la adquisición de bienes materiales y la contratación de servicios, estimados de acuerdo a las características y tendencias de cada Organismo. Igualmente, se prevé por este concepto los gastos financieros derivados de la deuda pública. Estos gastos alcanzarán la cifra de Bs. 99.852,0 millones, equivalentes al 25,2 por ciento del total presupuestado y el 5,4 por ciento del PIB.

Entre los Organismos que tienen la mayor participación se encuentran los Ministerios del Poder Popular para: Educación Bs. 27.281,1 millones; Salud Bs. 12.552,4 millones; Defensa Bs. 28.563,2 millones; Relaciones Interiores y Justicia Bs. 3.510,2 millones; Planificación y Finanzas Bs. 3.185,7 millones; Relaciones Exteriores Bs. 1.338,9 millones; Servicio Penitenciario Bs. 1.254,1 millones; Ambiente Bs. 620,6 millones, y los Organismos con Autonomía Funcional: Tribunal Supremo de Justicia Bs. 6.346,3 millones; Consejo Nacional Electoral Bs. 1.988,2 millones y el Ministerio Público Bs. 1.623,7 millones.

En cuanto a las Remuneraciones, se estiman recursos por Bs. 63.548,7 millones, financiados con recursos ordinarios Bs. 56.198,8 millones y con gestión fiscal Bs. 7.349,9 millones, entre otros, los cuales se destinan a cancelar las correspondientes nóminas de obreros, empleados, contratados, militares y altos funcionarios y altas funcionarias del Sector Público y de elección popular; los aguinaldos, prestaciones sociales derivadas de la aplicación de la nueva Ley Orgánica del Trabajo y demás beneficios socio-económicos de acuerdo a lo previsto en las contrataciones colectivas, así como el financiamiento de la recurrencia del salario mínimo aprobado en el año 2012 y de la Escala General de Sueldos para funcionarias y funcionarios de carrera de la Administración Pública Nacional, al igual que la cancelación del programa de alimentación actualizado, según la variación de la Unidad Tributaria.

Dentro del rubro de las remuneraciones destacan los montos estimados para los Ministerios del Poder Popular para: Educación por Bs. 20.801,7 millones, Defensa por la cantidad de Bs. 9.054,8 millones y Salud por la cantidad de Bs. 9.954,5 millones; y dentro de los Organismos con Autonomía Funcional el Tribunal Supremo de Justicia con Bs. 5.803,9 millones.

Se destacan en el cuadro N° 6-8, los Organismos que mayores aportes muestran en el concepto de remuneraciones:

CUADRO N° 6-8
REMUNERACIONES
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

ORGANISMOS	MONTO	PORCENTAJE
Ministerio del Poder Popular para la Educación	20.801,7	32,7
Ministerio del Poder Popular para la Salud	9.954,5	15,7
Ministerio del Poder Popular para la Defensa	9.054,8	14,3
Tribunal Supremo de Justicia	5.803,9	9,1
Ministerio del Poder Popular para Relaciones Interiores y Justicia	3.176,9	5,0
Consejo Nacional Electoral	1.580,6	2,5
Ministerio Público	1.357,0	2,1
Ministerio del Poder Popular de Planificación y Finanzas	1.233,6	1,9
Ministerio del Poder Popular para Relaciones Exteriores	908,6	1,4
Ministerio del Poder Popular para el Servicio Penitenciario	706,3	1,1
Ministerio del Poder Popular para el Ambiente	538,2	0,9
Otros órganos	8.432,6	13,3
TOTAL	**63.548,7**	**100,0**

Los recursos asignados a la compra de bienes y servicios estarán orientados a cubrir el funcionamiento de los órganos del Poder Nacional, que permitirán la dotación de materiales y suministros, y con los requerimientos de servicios básicos, viáticos, alquileres, mantenimiento y reparaciones menores de equipos, entre otros.

Por otra parte, y con el fin de asegurar la salud de la población, a través de la consolidación del Sistema Público Nacional de Salud, se destinaran recursos para ejecutar los posibles gastos para la dotación de materiales médico-quirúrgicos, requeridos a fin de aumentar la cobertura poblacional de atención médica integral, y así garantizar el funcionamiento óptimo de los consultorios populares, los centros de diagnóstico integral (CDI), las salas de rehabilitación integral (SRI) y los centros de alta tecnología (CAT), así como la red ambulatoria del I y II Nivel de Atención. Asimismo, se contempla la rehabilitación, ampliación y mejora de la infraestructura hospitalaria, la dotación de medicamentos y material médico quirúrgico hacia los servicios de alto costo a fin de brindar una atención integral y especializada a todos los ciudadanos.

Igualmente, se destacan en este rubro los recursos financieros destinados a garantizar la permanencia y prosecución en el sistema educativo y la adecuación de éste al modelo productivo socialista, asignando créditos para la ampliación de la infraestructura educativa y la dotación escolar y deportiva, así como para la compra de productos alimenticios, a fin de ampliar la cobertura del programa alimentario escolar bolivariano; la dotación de materiales y equipos y la contratación de servicios necesarios, para garantizar el óptimo funcionamiento de los planteles educativos y las distintas dependencias que integran el Ministerio del Poder Popular para la Educación; fortalecer e incentivar la investigación en el proceso educativo; extender la cobertura de la matrícula escolar en todos los niveles y a toda la población sin exclusión.

Asimismo, es importante destacar la formación y actualización del personal docente, a fin de mejorar la calidad de la Educación Bolivariana; el desarrollo de la educación intercultural bilingüe; darle continuidad a la incorporación de tecnologías de la información y de la comunicación al proceso educativo; el fortalecimiento de las comunidades educativas y la construcción y desarrollo del currículo en el sistema educativo bolivariano.

Por otra parte, para el ejercicio fiscal 2013 se prevé la realización de los gastos por concepto de materiales y de las labores de mantenimiento menor, a los equipos que serán utilizados en los distintos proyectos institucionales que serán llevados a cabo por el Consejo Nacional Electoral durante el año 2013 tales como: Elecciones y/o Consultas, Inscripción y Actualización del Registro Electoral, Transferencia del Servicio Público de Registro Civil al Poder Electoral, entre otros.

Para hacer efectiva estas erogaciones, se estiman recursos financieros por el orden de Bs. 33.993,5 millones, que representan el 8,6 por ciento del total presupuestado y el 1,8 por ciento del PIB.

Tal y como se aprecia en el cuadro N° 6-9, entre los Organismos que estimaron mayores recursos presupuestarios tenemos los siguientes:

CUADRO N° 6-9
COMPRA DE BIENES Y SERVICIOS
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

ORGANISMOS	MONTO	PORCENTAJE
Ministerio del Poder Popular para la Defensa	19.176,6	56,4
Ministerio del Poder Popular para la Educación	5.864,6	17,3,
Ministerio del Poder Popular para la Salud	2.497,4	7,3
Ministerio del Poder Popular de Planificación y Finanzas	1.390,9	4,1
Tribunal Supremo de Justicia	466,6	1,4
Ministerio del Poder Popular para Relaciones Exteriores	403,4	1,2
Consejo Nacional Electoral	356,6	1,0
Ministerio del Poder Popular para Relaciones Interiores y Justicia	293,4	0,9
Otros órganos	3.544,0	10,4
TOTAL	**33.993,5**	**100,0**

En cuanto a la asignación prevista para los impuestos indirectos, se estima la cantidad de Bs. 1.799,8 millones, donde los mayores exponentes son los Ministerios del Poder Popular para: la Defensa con Bs. 331,8 millones, la Educación con Bs. 614,8 millones y Energía Eléctrica Bs. 126,7 millones.

6.3.1.2 Gastos de la Propiedad

Los gastos de la propiedad se ubican en Bs. 68.026,0 millones, conformados por Bs. 68.024,0 millones para atender los compromisos por servicio de la deuda pública y los derechos sobre bienes intangibles por Bs. 2,0 millones, donde se destacan los alquileres por el uso o usufructo de marcas de fábrica y patentes de invención, de los derechos de autor, de los paquetes y programas de computación y por la explotación de bienes y servicios propiedad de terceros.

Las fuentes de financiamiento que aportan recursos por este concepto son: recursos ordinarios y deuda pública, que representan el 65,0 por ciento y 35,0 por ciento del monto asignado, respectivamente.

6.3.1.3 Transferencias y Donaciones Corrientes

Para el año 2013 se asignarán recursos por Bs. 128.745,2 millones, que representan el 32,4 por ciento del total de gasto y el 6,9 por ciento del PIB. De este monto corresponde al sector privado la cantidad de Bs. 14.236,4 millones; al sector público la cantidad de Bs. 114.483,5 millones y al sector externo la cantidad de Bs. 25,3 millones.

Las transferencias y donaciones corrientes al Sector Privado se orientarán a las instituciones benéficas, a la educación privada, y a la cancelación de pasivos laborales. Igualmente se estiman créditos presupuestarios para los pensionados y jubilados, incluyendo la recurrencia del salario mínimo.

Los recursos que se destinan al sector público se orientarán a financiar los gastos de funcionamiento de los Entes descentralizados que permita alcanzar sus niveles de operatividad, y los cuales incluyen las incidencias del incremento del salario mínimo aprobado en el año 2012 y el ajuste en el programa de alimentación producto del incremento experimentado en las unidades tributarias; así como los proyectos de carácter social, en especial las Misiones y Grandes Misiones Socialistas, enfocados principalmente en el desarrollo de un nuevo modelo productivo endógeno, que coadyuve a la inclusión económica y social con énfasis en las poblaciones excluidas.

En este sentido, el Gobierno Nacional continuará ejecutando para el año 2013, a través de las Misiones (especialmente las relacionadas a la educación, salud y generación de empleos productivos), un proceso de inclusión social masivo que coadyuve al acercamiento de la población, a la suprema felicidad por la vía del ejercicio democrático, participativo y protagónico, el cual se verá reforzado con el incremento de la participación de los Consejos Comunales en la planificación y control de la economía. En este sentido, se fomentará el desarrollo del Sistema Económico Comunal con las distintas formas de organización socio productiva tales como: empresas de propiedad social, unidades familiares y demás formas asociativas para el trabajo que permitirán la participación organizada del pueblo en la planificación de la producción.

Igualmente, se destinarán recursos a través de las transferencias corrientes a incrementar la soberanía y seguridad alimentaria; consolidar y expandir la red de farmacias populares; garantizar una seguridad social universal y solidaria que permita asegurar unas prestaciones básicas universales relativas a las contingencias de vejez, sobrevivencia, personas con discapacidad, invalidez, cesantía y desempleo, derivadas de la vinculación con el mercado de trabajo; potenciar las expresiones culturales del país a través del impulso de las redes organizacionales de base comunitaria culturales; coordinar la acción del Estado para el desarrollo económico regional y local; fortalecer los sectores productivos donde el país presente ventajas comparativas; fomentar la ciencia y la tecnología al servicio del desarrollo nacional y reducir diferencias en el acceso al conocimiento; entre otros.

Asimismo, a través de las transferencias al sector público se destinaran recursos a garantizar la expansión de una educación superior con pertinencia social, fortaleciendo el ingreso, prosecución y egreso, mediante el incremento en un 90% de la inclusión de jóvenes bachilleres al sistema de educación universitaria, y el aumento de la matrícula municipalizada en un 60% con las Misiones Sucre y Alma Mater. También se estiman recursos para las Universidades Nacionales que busquen desarrollar programas y proyectos

de formación e investigación que den respuesta a las necesidades y potencialidades productivas necesarias para el desarrollo del país.

Para tales fines, se asignan créditos presupuestarios por un monto de Bs. 128.745,2 millones, de los cuales Bs. 114.483,5 millones representan Transferencias Corrientes del Sector Público, los cuales se detallan como se indica en el cuadro N° 6-10:

CUADRO N° 6-10
TRANSFERENCIAS CORRIENTES AL SECTOR PÚBLICO
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

CONCEPTOS	MONTO	PORCENTAJE
Situado Estadal	24.073,6	21,0
Instituto Venezolano de los Seguros Sociales (IVSS)	22.764,5	19,9
Universidades Nacionales	11.980,7	10,5
Aporte a los Estados y Municipios por Transferencia de Servicios	6.750,3	5,9
Situado Municipal	6.018,4	5,3
Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)	3.255,2	2,8
Instituto de Previsión Social de las Fuerzas Armadas Nacionales (Ipsfa)	2.999,1	2,6
Servicio Nacional Integrado de Admón. Aduanera y Tributaria (Seniat)	2.363,3	2,1
Corporación de Abastecimiento y Servicios Agrícolas, S.A (LA CASA)	2.332,2	2,0
Institutos y Colegios Universitarios	2.230,8	2,0
Fundación Misión Barrio Adentro	2.185,0	1,9
Instituto Nacional de Deportes (IND)	1.048,6	0,9
Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	1.028,9	0,9
Fundación Misión Sucre	1.016,9	0,9
Instituto Autónomo Hospital Universitario de Caracas (HUC)	1.000,4	0,9
Fundación Programa de Alimentos Estratégicos (Fundaproal)	977,6	0,9
Servicio Nac. Autónomo de Atención Integral a la Infancia y a la Familia (Senifa)	891,4	0,8
Instituto Nacional de Nutrición (INN)	856,0	0,7
Instituto Nacional de Servicios Sociales (Inass)	815,8	0,7
Fundación Misión Madres del Barrio "Josefa Joaquina Sánchez"	784,6	0,7
Instituto Nacional de la Vivienda (Inavi)	741,9	0,6
Servicio Autónomo Hospital Universitario de Maracaibo (Sahum)	731,2	0,6
Otras Transferencias	17.637,1	15,4
TOTAL	**114.483,5**	**100,0**

De estas transferencias presentan mayor relevancia, las asignaciones a las Gobernaciones y Alcaldías por Bs. 37.461,2 millones, equivalentes al 32,7 por ciento del total asignado al rubro. De este total derivan del Situado Estadal la cantidad de Bs. 24.073,6 millones, del Situado Municipal la cantidad de Bs. 6.018,4 millones y de otras transferencias especiales la cantidad de Bs. 7.369,2 millones. Estas últimas concentran los recursos por concepto de transferencia de competencia por Bs. 6.750,3 millones.

También muestran relevancia las asignaciones de recursos a:

- El Instituto Venezolano de los Seguros Sociales (IVSS), con Bs. 22.764,5 millones, el cual prevé recursos para financiar principalmente el mejoramiento en el otorgamiento de las prestaciones dinerarias a largo y corto plazo e incorporación progresiva de ciudadanos y ciudadanas al Sistema de Seguridad Social. Para el ejercicio fiscal 2013, se contempla la inclusión de 104.460 ciudadanos (as) al sistema de pensiones por las diferentes contingencias (vejez, incapacidad, invalidez y sobrevivencia), así como cubrir gastos de funcionamiento y parte del gasto de personal, a fin de garantizar la Asistencia Médica Integral de manera universal, solidaria y gratuita, a través de los 63 Ambulatorios, 36 Hospitales, el Colegio Universitario de Rehabilitación May Hamilton; el Complejo Hemato-Oncológico y de Radiocirugía; cumplir con los Programas de Entrega de Medicamentos a pacientes con patologías de Alto Costo, Diálisis y Atención Médica Especializada (Geriátricas, Psiquiátricas, Custodiables, HIV y Educación Especial por discapacidades físicas, cognitivas, visuales y auditivas); asimismo, mantener, mejorar y equipar los Centros Asistenciales a nivel nacional

- Las Universidades Nacionales, por Bs. 11.980,7 millones, para cubrir los gastos de funcionamiento de esas casas de estudios, que coadyuve a su transformación y desarrollo, a los fines de garantizar la universalización de la educación universitaria y a la construcción de un nuevo modelo educativo, con centro en la formación ética y dirigido a la transformación social. Para los Institutos y Colegios Universitarios se asignan recursos financieros por Bs. 2.230,8 millones, y así continuar con las acciones de acceso a la población excluida del sistema educativo superior

- La Corporación de Abastecimiento y Servicios Agrícolas, S.A. (LA CASA) por Bs. 2.332,2 millones, los cuales se emplearán en la compra de alimentos tanto nacionales como importados, para ser distribuidas a través de la Red Mercal en el marco del Plan de Compras de Alimentos y el de Distribución de Alimentos (este último ejecutado por C.A Mercal). Los referidos planes tienen como principales acciones la comercialización y distribución de catorce (14) rubros alimentarios de primera necesidad, a través de un proceso de subasta que involucra operaciones de logística (transporte, seguro, empaquetado, fletes, servicios aduanales, entre otros). Así mismo, para el año 2013 se buscará consolidar las casas de alimentación como centros de formación y atención nutricional

- El Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU), por Bs. 3.255,2 millones, encargado de asegurar el cumplimiento de la Ley de Universidades, tendrá para el año 2013 la consecución de los siguientes proyectos: Programa de Fomento de la Educación Universitaria mediada por la Tecnología de la Información y Comunicación Libres; fondo para la transformación de las instituciones de educación superior; fortalecimiento de los mecanismos de inclusión que favorezcan el ingreso y la prosecución a la educación; creación, ampliación y fortalecimiento de la infraestructura de la planta física y la dotación de las instituciones de educación universitaria; soporte tecnológico a los procesos de docencia, investigación y ampliación en el sistema de educación universitaria, entre otros

- El Servicio Nacional Integrado de Administración Aduanera y Tributaria (Seniat), con Bs. 2.363,3 millones, cuya gestión se fundamentará en la ejecución de la fase de fortalecimiento de los Proyectos: Sistema Tributario Socialista 2do. momento y Sistema Aduanero Socialista 2do. momento. Para ello, se incorporarán normas, procedimientos, técnicas y gestión sistematizada y planificada que permitirán lograr los objetivos definidos en el marco de la transformación revolucionaria del servicio aduanero y tributario a nivel nacional

- El Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (Ipasme) destinará Bs. 1.028,9 millones, a atender 567.603 personas en el área cultural, recreativa, deportiva y turística; conceder 23.553 créditos, brindar atención médica a 6.479.197 personas, ofrecer asistencia a 300.000 personas en la escuelas, fortalecer 920 obras a nivel nacional y otorgar 35.365 aportes socio-económicos a sus afiliados

- El Instituto de Previsión Social de las Fuerzas Armadas Nacionales (Ipsfa), por Bs. 2.999,1 millones, orientados a cumplir con la administración de los recursos financieros destinados a los Fondos de Pensiones, prestaciones y cuidado integral de la salud; apoyo financiero a través de préstamos hipotecarios, de consumo y adquisición de vehículos; desarrollo del plan de construcción de panaderías Venezuela a nivel nacional, así como el desarrollo urbanístico Sector Campo Alegre de Maracay, que contempla la construcción de doscientas cincuenta y seis (256) viviendas

- El Instituto Nacional de Deportes, por Bs. 1.048,6 millones, el cual tiene a su cargo la ejecución de la política deportiva nacional orientada principalmente al desarrollo de potencialidades en el deporte de rendimiento, gestión, mantenimiento y rehabilitación de las instalaciones deportivas y desarrollo de espacios para el deporte y la actividad física, protección integral a los atletas, entre otros

- La Fundación Programa de Alimentos Estratégicos (Fundaproal), por Bs. 977,6 millones, destinados al proyecto Casas de Alimentación, el cual implica el suministro de 79.460 toneladas de alimentos no procesados para la elaboración de los platos de comida que se entregan diariamente a los beneficiarios de las 6.000 Casas de Alimentación constituidas a nivel nacional (aproximadamente 900.000 personas), el otorgamiento de Becas-Ayudas a 30.000 responsables y elaboradores (as), además de realizar el mantenimiento preventivo y correctivo de los equipos livianos y pesados, y efectuar las reparaciones en la infraestructura de estas casas.

Por otra parte, para el año 2013 se continuará implementando proyectos educativos enmarcados en las misiones sociales y que estarán enfocados en la participación comunitaria y en la garantía a la educación universitaria de todos los bachilleres sin cupo. A fin de cumplir con estas premisas a la Fundación Misión Sucre se le asigna Bs. 1.016,9 millones, y así garantizar la inclusión en la educación universitaria de todas y todos los bachilleres en el territorio nacional continuando y fortaleciendo las ayudantías (becas) a los triunfadores y triunfadoras de los programas nacionales de formación y de Medicina Integral Comunitaria, así como la construcción de espacios educativos (aldeas universitarias) en toda Venezuela.

Igualmente, como parte de la política social a implementar, se destacan las acciones dirigidas por la Misión Barrio Adentro, la cual continuará ejecutando básicamente 3 proyectos para el año 2013, a saber: fortalecimiento de los Consultorios Populares en Barrio Adentro I a nivel nacional; consolidación de la Red Ambulatoria Convencional (Centro de Diagnóstico Integral, Salas de Rehabilitación Integral y Centros de Alta Tecnología) en el marco de Barrio Adentro II, y, atención odontológica integral a la población venezolana. Para el fortalecimiento de la misión a la Fundación Misión Barrio Adentro se le asignan Bs. 2.185,0 millones.

6.3.2 Gastos de Capital e Inversiones Financieras

Las asignaciones para los Gastos de Capital e Inversiones Financieras previstas para el Proyecto de Ley de Presupuesto 2013 ascienden a Bs. 87.405,7 millones, que significan el 22,0 por ciento del total del gasto y el 4,7 por ciento del PIB. De este monto, corresponden

a Inversión Directa Bs. 2.621,5 millones, a Transferencias y Donaciones de capital Bs. 84.330,0 millones y a las Inversiones Financieras Bs. 454,2 millones.

Dentro de las Inversiones Públicas, se prevén proyectos de inversión social y productiva, que apuntalan al estímulo de la economía social para continuar con la implantación de un modelo económico socialista, diversificado y productivo.

Entre estos proyectos se encuentran: conformar un sistema de parques industriales que coadyuve al fortalecimiento de cadenas productivas y articulación del tejido industrial nacional y el fortalecimiento en la articulación entre los diferentes actores que intervienen en el proceso de producción, incorporando facilidades logísticas, formación, tecnología y sistema de distribución de insumos y productos con precios justos; desarrollar un sistema de estímulos para el fomento de las pequeñas y medianas empresas privadas y cooperativas; así como, propiciar un nuevo modelo de gestión productivo en las unidades de propiedad social directa e indirecta que genere retornabilidad social o económica del proceso productivo al más alto interés nacional; el aumento de la inversión en actividades estratégicas, así como el desarrollo tecnológico interno.

Igualmente, dentro de los proyectos también se encuentran aquellos que coadyuvan al desarrollo social tales como: el fomento y apoyo a la participación para la construcción de viviendas; asegurar el aprovisionamiento de los servicios básicos para los nuevos desarrollos habitacionales, así como en los desarrollos petroleros, gasíferos, mineros y petroquímicos; rescatar, ampliar y desarrollar la infraestructura para el medio rural y la producción; ampliar y mantener la vialidad, transporte y conservación; ampliar la infraestructura y la dotación escolar y deportiva; ampliar y mejorar la red de transmisión y distribución de la electricidad; la diversificación del potencial exportador y producción de alimentos sobre la base del desarrollo rural integral y la seguridad alimentaria de la población; propiciar sistemas de transporte y fortalecer las cadenas de distribución que tiendan al flujo de mercancías directo desde las unidades de producción al consumidor, centros de acopio o unidades de producción intermedias; entre otros.

Los proyectos estarán enfocados hacia aquellos que están en desarrollo, así como los nuevos proyectos con alto impacto en la consecución de los objetivos del desarrollo nacional que expandan la capacidad productiva y la infraestructura de la Nación, y que conlleven a la superación de la pobreza y la exclusión social.

Las acciones que enmarcan el mejoramiento de la infraestructura pública y las condiciones ambientales, que conducen al logro de tales inversiones se detallan como se indica:

- Se prevé para el año 2013 continuar con los proyectos de construcción de viviendas, enmarcados en la Gran Misión Vivienda Venezuela, a través de la cual se tiene estimado culminar la construcción de 300.000 viviendas del total de la meta establecida para el año 2013 a nivel nacional, las cuales, se ejecutarán conjuntamente con el Gobierno Nacional, las Comunidades Organizadas, los Gobiernos Estadales y Municipales, Convenios Internacionales, Empresas Privadas, entre otros. Asimismo, se tiene previsto continuar con las mejoras de infraestructura y de servicios garantizando en especial los servicios básicos para las nuevas soluciones habitacionales

- Continuar con los proyectos de ampliación y mejoramiento de un conjunto de obras de infraestructura que se consideran prioritarios, y que contribuyan a la atención de los servicios públicos fundamentales y a la transformación del hábitat de los principales centros urbanos, con justicia social y protagonismo popular, preservando el ambiente; asimismo, se ejecutarán obras de infraestructura ambiental para el mejoramiento de la calidad de vida de la población en general

- Continuar con el rescate y ampliación de la infraestructura del medio rural y la producción, para lo cual se prevé realizar el diagnóstico de dicha infraestructura en lo que respecta a la vialidad y sistemas de riego, promover el manejo integrado de cuencas hidrográficas, y la ejecución de proyectos en lo relacionado al agua potable y saneamiento en zonas rurales

- Se prevé ampliar y mejorar el uso de la red de transmisión y distribución de electricidad, así como, robustecer los despachos de carga nacional y regional, para garantizar la coordinación eficiente de la operación del Sistema Eléctrico Nacional, con la utilización de tecnologías de punta y personal altamente capacitado.

La inversión pública estimada quedó estructurada, tal como se muestra en el cuadro N° 6-11:

CUADRO N° 6-11
INVERSIONES PÚBLICAS
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

CONCEPTOS	MONTO	PORCENTAJE
INVERSIÓN REAL	**86.951,5**	**99,5**
Directa	**2.621,5**	**3,0**
Transferencias y Donaciones	**84.330,0**	**96,5**
• Situado Constitucional	30.092,0	34,4
• Fondo de Compensación Interterritorial (FCI)	21.173,5	24,2
• Entes Descentralizados	33.049,3	37,9
• Otras Transferencias	15,2	0,0
INVERSIÓN FINANCIERA	**454,2**	**0,5**
TOTAL	**87.405,7**	**100,0**

6.3.2.1 Inversión Directa

Para la Inversión Directa se estiman Bs. 2.621,5 millones, que serán destinados a la inversión real en obras y proyectos de infraestructura, ejecutados a través de los órganos de la República, y los cuales están orientados a la recuperación, mantenimiento y ampliación de la infraestructura pública.

También, se prevé la adquisición de maquinarias y equipos esenciales, por parte de los órganos de la República, para cumplir con las funciones que le son propias, en especial los equipos de computación, los cuales están directamente relacionados con los avances tecnológicos que el mercado presenta, y la adquisición de paquetes de computación. Igualmente, se estiman recursos para llevar a cabo la conservación, mantenimiento y reparaciones mayores de equipos, maquinarias e inmuebles, entre otros.

Los principales órganos responsables de la administración de estos recursos se relacionan en el cuadro N° 6-12:

CUADRO N° 6-12
INVERSIÓN DIRECTA
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

ORGANISMOS	MONTO	PORCENTAJE
Ministerio del Poder Popular para la Energía Eléctrica	703,2	26,8
Ministerio del Poder Popular para la Educación	363,4	13,9
Tribunal Supremo de Justicia	250,5	9,6
Ministerio del Poder Popular para la Salud	143,0	5,5
Contraloría General de la República	97,3	3,7
Ministerio Público	93,9	3,6
Ministerio del Poder Popular para Relaciones Interiores y Justicia	90,2	3,4
Ministerio del Poder Popular de Planificación y Finanzas	82,6	3,1
Ministerio del Poder Popular para el Trabajo y Seguridad Social	67,7	2,6
Otros Órganos	729,7	27,8
TOTAL	**2.621,5**	**100,0**

Asimismo, se pretende continuar ejecutando acciones que apuntalan a la Inversión Directa, las cuales están enmarcadas dentro de las acciones que a continuación se desarrollan:

- La ampliación, rehabilitación y reconstrucción de acueductos y cloacas a nivel nacional; conservación del recurso agua de las cuencas y del ambiente, a través de los proyectos: modernización y rehabilitación del sector agua potable y saneamiento, manejo del agua potable, tanto en las zonas urbanas como en las rurales a lo largo del territorio nacional; fortalecer la capacidad nacional para el manejo de los desechos sólidos; optimización de las plantas mayores de potabilización de agua en Venezuela, así como, el saneamiento en la zonas urbanas y rurales para el máximo aprovechamiento del vital líquido y rehabilitación

- Impulsar los proyectos de vialidad urbana e interurbana mediante la construcción, rehabilitación y el mantenimiento de autopistas, avenidas y carreteras; conservación y mantenimiento de puentes y túneles en las redes viales principales, desarrollo de estudios y proyectos integrales de vialidad, plan de ordenación urbanística, estudios y proyectos de obras de equipamiento urbano y mejoras de la vialidad a nivel nacional

- Continuar con los proyectos de construcción, reparación, mejoras y remodelación de edificaciones para la educación básica, educación superior, salud, culturales, deportivas y de apoyo a la producción

- Conservación y mantenimiento de aeropuertos a nivel nacional.

6.3.2.2 Transferencias y Donaciones de Capital

Las Transferencias y Donaciones de Capital que permitirán financiar la inversión real a ejecutar por los entes del sector privado, los entes del Sector Público Descentralizado y las Gobernaciones, ascienden a Bs. 84.330,0 millones, monto que representa el 21,2 por ciento del total de gastos fiscales y el 4,6 por ciento del PIB. Dentro de las fuentes de financiamiento previstas para las transferencias de capital se destacan: recursos ordinarios y

proyectos por endeudamiento, los cuales financian el 68,9 por ciento y 31,1 por ciento respectivamente.

En el cuadro N° 6-13, se listan los principales conceptos receptores de las referidas transferencias:

CUADRO N° 6-13
TRANSFERENCIAS DE CAPITAL AL SECTOR PÚBLICO
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

CONCEPTOS	MONTO	PORCENTAJE
Situado Estadal	24.073,6	28,6
Fondo de Compensación Interterritorial (FCI)	21.173,5	25,1
Corporación Eléctrica Nacional, S.A (Corpoelec)	6.394,1	7,6
Situado Municipal	6.018,4	7,1
C.A. Metro de Los Teques (Melte)	4.043,4	4,8
Empresa de Producción Socialista Siderúrgica Nacional, C.A	3.656,7	4,3
C.A. Metro de Caracas (Cametro)	3.353,8	4,0
Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (Samarn)	2.412,1	2,9
Consorcio Venezolano de Industrias Aeronáuticas y Servicios Aéreos, S.A. (Conviasa)	2.131,1	2,5
Instituto de Ferrocarriles del Estado (IFE)	1.903,2	2,2
Banco Nacional de la Vivienda y Hábitat (Banavih)	1.500,0	1,8
Empresas Hidrológicas	1.457,9	1,7
Fundación Musical Simón Bolívar (Fundamusical Bolívar)	748,0	0,9
Otras Transferencias	5.449,0	6,5
TOTAL	**84.314,8**	**100,0**

Las transferencias y donaciones de capital al sector público alcanzan a Bs. 84.314,8 millones, las cuales incluyen los aportes a las Gobernaciones y Alcaldías por Bs. 42.394,1 millones, equivalentes al 50,3 por ciento del total asignado a las mismas, por concepto de Situado Constitucional (Estadal y Municipal) y el Fondo de Compensación Interterritorial. Esta concentración de recursos se orientará a financiar los proyectos a ejecutar algunos de ellos, conjuntamente el Ejecutivo Nacional con las Gobernaciones y Alcaldías, a fin de procurar una mayor eficacia y eficiencia de los recursos otorgados dentro de una estrategia de desarrollo económico y social sustentable.

Asimismo, se prevé el funcionamiento de nuevas formas de generación, apropiación y distribución de los excedentes económicos, a través de la estimulación de las diferentes formas de propiedad social y de la transformación de las empresas del Estado en Empresas de Producción Social, las cuales constituyen el germen y el camino hacia el Socialismo del Siglo XXI, aunque persistirán empresas del Estado y empresas capitalistas privadas.

Igualmente, se destacan las acciones prioritarias que el Gobierno Nacional se propone ejecutar a través de sus entes descentralizados. A tal efecto se destacan los siguientes proyectos:

- En cuanto a la construcción y financiamiento de viviendas de interés social, para el ejercicio fiscal 2013, el Ministerio del Poder Popular para Vivienda y Hábitat, afronta el desafío de contribuir a cumplir con la meta propuesta en la Gran Misión Vivienda Venezuela, y continuar las iniciadas en el año 2012. Asimismo, al Banco Nacional de Vivienda y Hábitat (Banavih) con Bs. 1.500,0 millones, le corresponderá administrar efectivamente los recursos financieros del "Fondo de Aportes del Sector Público", para: la ejecución y financiamiento de planes, programas, proyectos, obras y acciones requeridas para la vivienda y hábitat; cubrir costos de preinversión y elaboración de estudios y proyectos para la vivienda y hábitat; ejecución de proyectos para la atención de emergencias; el otorgamiento de subsidio directo habitacional, entre otros

- Con respecto al programa de servicio de transporte y vías de comunicaciones, se continuará con el desarrollo de los sistemas de metros y ferroviarios como principales medios de transporte masivo de las principales capitales de estado y de las áreas circunvecinas. A tales efectos, se destinarán recursos principalmente para: el Metro de Caracas (Cametro) a fin de cumplir con los siguientes proyectos: Rehabilitación de la Línea I (Bs. 1.723,6 millones), Obras Civiles Línea 5 Tramo Plaza Venezuela – Miranda II (Bs. 606,3 millones) y Tramo Miranda II- Warairarepano (Bs. 662,2 millones), Extensión de la Rinconada – Zoológico de la Línea 3 Obras Civiles (Bs. 189,7 millones); y, para el Metro de Los Teques (Melte) para cumplir con el Equipamiento (Bs. 1.854,1 millones) y Obras Civiles (Bs. 1.255,6 millones) de la Línea 2 El Tambor – San Antonio de los Altos, Construcción de la Estación Ayacucho y Patios y Talleres (Bs. 150,5 millones) y la Línea 3 San Antonio de los Altos La Rinconada (Bs. 783,3 millones). Respecto al sistema ferroviario se tiene previsto a través del Instituto de Ferrocarriles del Estado (IFE) la Adquisición de Material Rodante y la Ampliación de los Patios de Estacionamientos de la Línea Caracas – Cúa (Bs. 693,8 millones) y, continuar con la construcción del Sistema Ferroviario Central "Ezequiel Zamora" Tramo Puerto Cabello La Encrucijada (Bs. 1.209,3 millones)

- Contribuir con el desarrollo agropecuario mediante la puesta en marcha de actividades en materia de fomento, desarrollo y financiamiento de la producción agrícola, vegetal, pecuaria, acuícola, pesquero y forestal. Para ello, se prevé la asignación de recursos a través del Proyecto de Ley Especial de Endeudamiento Anual 2013 por Bs. 59,5 millones destinados al Desarrollo Sostenible para las Zonas Semiáridas de los Estados Lara y Falcón en su segunda fase (Prosalafa II), y, al Desarrollo Integral y Sustentable para las Zonas Áridas de los Estados Nueva Esparta y Sucre; ambos proyectos a ser desarrollados por la Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (Ciara)

- Continuar con el desarrollo del sector eléctrico y siderúrgico del país a través de las siguientes obras y proyectos: Diseño, Construcción y Operación de un Complejo Siderúrgico (Bs. 3.656,7 millones); Desarrollo Planta Termozulia III (Bs. 1.436,4 millones); Rehabilitación de las unidades 1 a 6 de la Casa de Máquinas 1 de la Central Hidroeléctrica Simón Bolívar (GURI) (Bs. 1.317,6 millones); Construcción de la Planta de Generación Termoeléctrica Antonio José de Sucre Planta Cumaná 1000 MW (Bs. 779,5 millones); Plan Nacional de Respaldo al Sistema de Transformadores de Potencia y Sistema Control de la Demanda - Convenio Binacional República Bolivariana de Venezuela y la República de Portugal (Bs. 731,0 millones); Central Hidroeléctrica Tocoma (Bs. 619,6 millones); Fortalecimiento y Desarrollo Institucional de Corpoelec (Bs. 502,3 millones), entre otros proyectos

- Continuar con el mejoramiento y aprovechamiento del sector ambiental mediante las siguientes obras y proyectos: Rehabilitación y Optimización de las Plantas Mayores de Potabilización de Agua en Venezuela (Bs. 402,5 millones); Agua Potable y Saneamiento

en zonas urbanas y rurales (Bs. 168,0 millones); Atención Acueductos Rurales y Poblaciones Menores - Fase II (Bs. 227,8 millones); Saneamiento y Control de Nivel del Lago de Valencia (Bs. 629,2 millones); Fortalecimiento de Capacidades Nacionales para el Manejo y Disposición Final de los Residuos y Desechos Sólidos (Bs. 239,3 millones); Saneamiento del Río Guaire - Fase III (Bs. 961,3 millones) y del Río Tuy (Bs. 497,3 millones); Plan de Drenaje, Control de inundaciones y Manejo Integral de las Cuencas Tributarias al Sur del Lago de Maracaibo (Bs. 450,0 millones), entre otros.

6.3.2.3 Inversiones Financieras

Los créditos presupuestarios para las Inversiones Financieras previstos ascienden a Bs. 454,2 millones, de los cuales se destinarán a los Aportes a Organismos Internacionales Bs. 381,6 millones y al Banco de Desarrollo de la Mujer, C.A (Banmujer) Bs. 72,6 millones.

A continuación se especifican las asignaciones que por este concepto se otorgarán:

CUADRO N° 6-14
INVERSIONES FINANCIERAS
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

CONCEPTOS	MONTO	PORCENTAJE
Aportes a Organismos Internacionales	381,6	84,0
Banco de Desarrollo de la Mujer, C.A (Banmujer)	72,6	16,0
TOTAL	**454,2**	**100,0**

6.3.3 Aplicaciones Financieras

Dentro del rubro de Aplicaciones Financieras se estiman recursos para atender el servicio de la deuda pública Bs. 8.697,4 millones y Bs. 664,6 millones que se destinarán a cancelar deudas por concepto de compromisos pendientes de ejercicios anteriores de los Organismos de la Administración Pública.

6.3.4 Servicio Estimado de la Deuda Pública Año 2013

Los recursos que se asignan al Servicio de la Deuda Pública en el Proyecto de Ley de Presupuesto para el ejercicio fiscal 2013, alcanzan la cantidad de Bs. 78.250,2 millones, lo cual representa el 19,7 por ciento del total del Presupuesto de Egresos y el 4,2 por ciento del PIB. Del total de dicho monto, Bs. 50.828,3 millones corresponden a pagos por concepto de la deuda pública interna y Bs. 27.421,9 millones se destinarán al pago del servicio de la deuda pública externa.

A objeto de cubrir estas asignaciones se prevé recursos ordinarios por Bs. 45.209,3 millones que financian 57,8 por ciento del total de la deuda y Bs. 33.040,9 millones provenientes de las operaciones de crédito público, destinadas al 42,2 por ciento restante.

El cuadro N° 6-15 muestra la desagregación en capital e intereses del servicio de la deuda pública interna y externa:

CUADRO N° 6-15
SERVICIO ESTIMADO DE LA DEUDA PÚBLICA
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

CONCEPTO	AMORTIZACIÓN	INTERESES	TOTAL
Interna	8.697,4	42.130,9	50.828,3
Externa	0,0	27.421,9	27.421,9
TOTAL	**8.697,4**	**69.552,8**	**78.250,2**

Fuente: Oficina Nacional de Crédito Público (ONCP)

Con la finalidad de dar cumplimiento y honrar de forma oportuna los compromisos y obligaciones contratadas por la República Bolivariana de Venezuela, el Ejecutivo Nacional, a través del Ministerio del Poder Popular de Planificación y Finanzas, prevé en el Proyecto de Ley Especial de Endeudamiento Anual para el 2013, la solicitud de autorización de recursos destinada al refinanciamiento o reestructuración de la Deuda Pública Nacional por Bs. 21.328,1 millones, de conformidad con lo previsto en la Ley Orgánica de Administración Financiera del Sector Público (Loafsp). Con estas operaciones se espera:

- Extender el vencimiento promedio de la deuda pública nacional
- Permitir mejorar el perfil de vencimientos de la deuda pública nacional y los indicadores de crédito y riesgo país en los mercados financieros internacionales.

En el cuadro N° 6-16 se indica el monto del servicio de la deuda pública interna, estimado en el Proyecto de Ley de Presupuesto 2013, así como su composición. Los bonos DPN representan el 99,0 por ciento del total de dicho servicio:

CUADRO N° 6-16
SERVICIO ESTIMADO DE LA DEUDA PÚBLICA INTERNA
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

CONCEPTOS	AMORTIZACIÓN	INTERESES	TOTAL
Bonos DPN	8.697,4	41.620,8	50.318,2
Letras del tesoro	0,0	510,1	510,1
TOTAL	**8.697,4**	**42.130,9**	**50.828,3**

Fuente: Oficina Nacional de Crédito Público (ONCP)

El cuadro N° 6-17 indica la desagregación del servicio de la deuda pública externa registrado en el Proyecto de Ley de Presupuesto 2013, por tipo de acreedor. Del total de este servicio, los bonos tienen una participación del 93,7 por ciento, los multilaterales el 3,2 por ciento y los demás acreedores el 3,1 por ciento.

CUADRO N° 6-17 SERVICIO ESTIMADO DE LA DEUDA PÚBLICA EXTERNA PROYECTO DE LEY DE PRESUPUESTO AÑO 2013 (Millones de Bolívares)			
CONCEPTOS	**AMORTIZACIÓN**	**INTERESES**	**TOTAL**
REPÚBLICA			
Bancos Comerciales y Otras Instituciones Financieras	0,0	492,9	492,9
Bilateral	0,0	360,0	360,0
Bonos	0,0	25.685,6	25.685,6
Multilateral	0,0	883,4	883,4
TOTAL	**0,0**	**27.421,9**	**27.421,9**

Fuente: Oficina Nacional de Crédito Público (ONCP)

6.4 Clasificación Económica del Gasto de los Entes Descentralizados Funcionalmente de la República Sin Fines Empresariales

6.4.1 Comentarios Generales

Los Entes Descentralizados Funcionalmente de la República Sin Fines Empresariales constituyen Organismos que, según la Ley Orgánica de la Administración Financiera del Sector Público, no realizan actividades de producción de bienes o servicios para la venta y cuyos recursos provengan de los aportes otorgados por la República. En este sentido, se requiere la medición del impacto que puedan tener los mismos en la actividad económica del sector público, de acuerdo a las exigencias de dicha Ley. Para el año 2013 se cuenta con 312 entes.

El total de gastos y aplicaciones financieras asignados a dichos entes, alcanza la cantidad de Bs. 215.659,9 millones, equivalentes al 11,7 por ciento del PIB. De este monto, se destinan para los gastos corrientes Bs. 138.858,7 millones, para gastos de capital e inversión financiera Bs. 29.738,8 millones y para las aplicaciones financieras Bs. 47.062,4 millones.

En el cuadro N° 6-18 se muestra la Clasificación Económica del Gasto de dichos Entes:

CUADRO N° 6-18 CLASIFICACIÓN ECONÓMICA DEL GASTO DE LOS ENTES DESCENTRALIZADOS FUNCIONALMENTE SIN FINES EMPRESARIALES PROYECTO DE LEY DE PRESUPUESTO AÑO 2013 (Millones de Bolívares)		
CONCEPTOS	**TOTAL**	**PORCENTAJE**
Gastos Corrientes	**138.858,7**	**64,4**
Gastos de consumo	**80.238,1**	**37,2**
• Remuneraciones	49.770,2	23,1
• Compra de bienes y servicios	28.788,0	13,3
• Impuestos indirectos	896,9	0,4
• Depreciación y amortización	778,8	0,4
• Otros gastos de consumo	4,2	0,0

CUADRO N° 6-18
CLASIFICACIÓN ECONÓMICA DEL GASTO DE LOS ENTES DESCENTRALIZADOS FUNCIONALMENTE SIN FINES EMPRESARIALES
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

CONCEPTOS	TOTAL	PORCENTAJE
Gastos de la propiedad	**0,5**	**0,0**
• Intereses	0,4	0,0
• Derechos sobre bienes intangibles	0,1	0,0
Transferencias y donaciones corrientes	**57.969,8**	**26,9**
• Al sector privado	46.159,2	21,4
• Al sector público	11.786,9	5,5
• Al sector externo	23,7	0,0
Otros gastos corrientes	**650,3**	**0,3**
Gastos de Capital e Inversión Financiera	**29.738,8**	**13,8**
Inversión directa	**27.092,3**	**12,6**
• Formación bruta de capital fijo	26.554,1	12,3
• Incremento de existencia	8,5	0,0
• Tierras y terrenos	1,6	0,0
• Bienes intangibles	528,1	0,2
Transferencias y donaciones de capital	**687,9**	**0,3**
• Al sector privado	73,0	0,0
• Al sector público	614,9	0,3
Inversión financiera	**1.958,6**	**0,9**
• Aportes en acciones y participaciones de capital	0,1	0,0
• Concesión de préstamos	1.958,5	0,9
Aplicaciones Financieras	**47.062,4**	**21,8**
Inversión financiera	**7.528,3**	**3,5**
• Adquisición de títulos y valores	5.733,9	2,7
• Incremento de disponibilidad	1.154,2	0,5
• Incremento de otros activos financieros	640,2	0,3
Disminución de pasivos financieros	**26.681,6**	**12,4**
• Disminución de cuentas y efectos por pagar	26.046,7	12,1
• Disminución de otros pasivos financieros	634,9	0,3
Disminución del patrimonio	**12.852,5**	**6,0**
TOTAL	**215.659,9**	**100,0**

La estructura porcentual de esta Clasificación se observa en el siguiente gráfico:

Gráfico N° 6-6
Clasificación Económica del Gastos de los Entes Descentralizados Funcionalmente Sin Fines Empresariales
(Estructura Porcentual)
Año 2013


Aplicaciones Financieras 21,8%
Gastos de Capital e Inversiones Financieras 13,8%
Gastos Corrientes 64,4%

6.4.2 Gastos Corrientes

Los gastos corrientes de los entes estarán orientados a cubrir el funcionamiento del aparato institucional de los mismos, y en llevar a cabo la ejecución y coejecución de proyectos de carácter social.

Para dichos gastos se asignan créditos presupuestarios por un monto de Bs. 138.858,7 millones, los cuales se destacan los siguientes: Bs. 80.238,1 millones para gastos de consumo y Bs. 57.969,8 millones para las transferencias y donaciones corrientes.

Seguidamente se analizan los rubros más significativos:

6.4.2.1 Gastos de Consumo

Los gastos de consumo, permitirán la operatividad de los entes descentralizados. También se destacan gastos para cancelar los compromisos en materia laboral, adquirir materiales y suministros, cancelar los servicios básicos y realizar la contratación de servicios como alquileres, conservaciones y reparaciones menores, del personal técnico y profesional. En este sentido, se prevé para este rubro la cantidad de Bs. 80.238,1 millones, destacándose en primer lugar, las remuneraciones por Bs. 49.770,2 millones, destinados a la cancelación de sueldos, salarios, beneficios, complementos, aportes patronales, prestaciones sociales e incidencia generada por el incremento salarial del 30 por ciento para los trabajadores (as) de la Administración Pública decretado en el año 2012 y demás retribuciones; y segundo lugar, la compra de bienes y servicios por la cantidad de Bs. 28.788,0 millones.

Entre los entes que mayor relevancia presentan en este rubro, tenemos:

- Las universidades nacionales con Bs. 9.232,8 millones y los colegios universitarios con Bs. 1.698,5 millones, para alcanzar el óptimo funcionamiento de los planes y

proyectos, que conlleven al mejoramiento de la calidad, equidad y pertinencia en este nivel educativo

- El Banco Nacional de Vivienda y Hábitat (Banavih), en su condición de banca social, brindará asesoría a los ciudadanos para facilitarles la tramitación de las solicitudes de créditos habitacionales. A tal efecto se destinaron recursos por el orden de Bs. 415,8 millones

- El Instituto Venezolano de los Seguros Sociales (IVSS), se le asignan Bs. 17.316,5 millones, para cumplir con los objetivos medulares de la institución, como: la atención de los pensionados y de los beneficiarios y beneficiarias de la Gran Misión en Amor Mayor Venezuela, y el fortalecimiento del servicio de salud y asistencia médica integral de manera universal, solidaria y gratuita, a través de los Centros Médico Asistenciales y especiales del Instituto

- El Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (Ipasme), estima recursos para gastos de consumo por Bs. 2.926,7 millones, para continuar atendiendo de manera integral el mejoramiento permanente de la calidad de vida del personal del Ministerio del Poder Popular para la Educación y otros Organismos afiliados, a través de la asistencia con créditos hipotecarios o personales, medico-asistenciales, recreativos, deportivos, entre otros, con el fin de garantizar una efectiva protección social

- El Servicio Nacional Integrado de Administración Aduanera y Tributaria (Seniat), se le asignan por este concepto Bs. 3.063,9 millones para mantener efectividad en los objetivos estratégicos perfectamente definidos, en cuanto a alcanzar una mejor gestión de fiscalización y cobro, así como el control aduanero con la visión de seguridad y soberanía integral de la Nación

- El Servicio Autónomo de Registros y Notarías (Saren), estima recursos por Bs. 2.108,7 millones orientando sus acciones a la regulación, organización, administración y funcionamiento de los Registros principales, mercantiles y públicos y de las notarías; así como a la función recaudadora

- El Instituto Nacional de Capacitación y Educación Socialista (Inces), estima recursos por Bs. 2.543,2 millones a través del cual se desarrollará el proyecto: "Formación y Capacitación Integral de Jóvenes y Adultos, en Contribución a la Economía Socio-Productiva, basado en un modelo científico, tecnológico e innovador socialista", incluido en el gran Proyecto nacional Simón Bolívar

6.4.2.2 Transferencias y Donaciones Corrientes

Las transferencias y donaciones corrientes alcanzan el monto de Bs. 57.969,8 millones, que representan el 26,9 por ciento del total estimado para los entes descentralizados funcionalmente de la República sin fines empresariales, y el 3,1 por ciento del PIB.

Del monto total asignado, se destinan al sector privado Bs. 46.159,2 millones los cuales se orientan a:

- Los aportes otorgados a los pensionados y jubilados, así como los beneficios asociados a éstos. Es importante tomar en cuenta la inclusión de los nuevos ciudadanos que se incorporan al sistema de pensiones por las diferentes contingencias: vejez, incapacidad, invalidez, sobrevivencia y convenios bilaterales; así como los ciudadanos excluidos de

las políticas sociales y del sistema de seguridad social, tales como: el adulto mayor y las amas de casa, acorde con los principios de la democracia participativa y revolucionaria

- El fortalecimiento de las misiones sociales como un instrumento clave para el desarrollo de la política social, orientada a satisfacer en gran medida las necesidades de la población venezolana. Entre los proyectos tenemos: la construcción de una nueva ciudadanía mediante la formación del nuevo individuo republicano, propiciar mayor pertinencia social de los aprendizajes y coadyuvar a la transformación del sistema de educación universitaria, a través de la Misión Sucre; la atención a la población excluida del sistema educativo, para ello la Fundación Misión Ribas, continuará ejecutando sus tres proyectos básicos: la Misión Ribas, la Misión Ribas Técnica y la Misión Ribas Productivo; la protección e inclusión integral de las madres amas de casa y sus familias en condición de pobreza extrema, ejecutado por la Fundación Misión Madres del Barrio "Josefa Joaquina Sánchez", entre otros proyectos

- La protección y atención integral a las familias y personas que permanecen en los refugios, en caso de emergencias o desastres bajo la responsabilidad de: Fundaproal, entre otros.

Al sector público se orientan recursos por Bs. 11.786,9 millones para los gastos de funcionamiento de los Organismos de dicho sector y para la ejecución y coejecución de los proyectos o convenios que coexisten, a los efectos de cumplir con la política social del Gobierno Nacional. Estos aportes serán otorgados principalmente a los entes descentralizados, a las Entidades Federales, a los Municipios, entre otros.

6.4.3 Gastos de Capital e Inversión Financiera

Los gastos de capital e inversión financiera, previstos para el ejercicio fiscal 2013 ascienden a Bs. 29.738,8 millones, correspondiendo a la inversión directa Bs. 27.092,3 millones, a las transferencias y donaciones de capital Bs. 687,9 millones; y a la inversión financiera Bs. 1.958,6 millones.

6.4.3.1 Inversión Directa

Los recursos por este concepto se destinan principalmente a la culminación de las obras iniciadas. Igualmente, se destinan a la adquisición de maquinarias, equipos e inmuebles; a realizar estudios y proyectos, a la construcción de obras de infraestructura; a la adquisición de activos intangibles como paquetes y programas de computación; a las conservaciones, ampliaciones y mejoras mayores, entre otros. Se asignan recursos por la cantidad de Bs. 27.092,3 millones.

Dentro de los proyectos relevantes, se detallan los siguientes:

- Coordinar la ejecución de obras y mejoras físicas a la infraestructura vial

- Construcción, mejoramiento y mantenimiento de las principales autopistas y vías expresas del Territorio Nacional; y continuar con la construcción, ampliación y mejoras de edificaciones deportivas, de asistencia social, educativas, habitacionales, entre otros

- Mantenimiento y mejoras mayores en los bienes inmuebles

- Actualización de los sistemas informáticos, que permitirán agilizar los procesos inherentes a las actividades de cada ente

- Ejecución de obras y proyectos en pro del desarrollo endógeno de las actividades socio-productivas y de la infraestructura de apoyo a la producción agrícola e industrial de las regiones; promoción, construcción y equipamiento de la infraestructura para la consolidación del sector educativo de las regiones.

6.4.3.2 Transferencias y Donaciones de Capital

Este rubro alcanza la cifra de Bs. 687,9 millones, de los cuales corresponde al sector privado Bs. 73,0 millones y al sector público Bs. 614,9 millones.

6.4.3.3 Inversión Financiera

Los créditos presupuestarios asignados para la inversión financiera ascienden a Bs. 1.958,6 millones, representados en su totalidad por la concesión de préstamos.

La inversión financiera se orientará a:

- Brindar financiamiento a las Organizaciones del Poder Popular para fortalecer y desarrollar proyectos socio-productivos dentro de las comunidades, que permitirá contribuir y continuar avanzando en la consolidación de la economía comunal
- Otorgar financiamiento oportuno, para el fortalecimiento de las pequeñas y medianas industrias y las unidades de propiedad social, a través del Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (Inapymi)
- Otorgar créditos a las Empresas de Producción Social y demás agrupaciones productivas, como ejes fundamentales de la dinámica del desarrollo del país. Igualmente, la actividad crediticia se dirige al financiamiento socio-productivo de la pequeña y mediana industria y a las cooperativas, bajo el modo de producción socialista, a los fines de fortalecer la construcción del nuevo sistema económico.

6.4.4 Aplicaciones Financieras

Las aplicaciones financieras alcanzarán la cifra de Bs. 47.062,4 millones, destacándose:

- La disminución de cuentas y efectos por pagar apuntalan principalmente a cancelar a los contratistas la construcción de proyectos habitacionales que se ejecutan a través del Sistema Nacional de Vivienda y Hábitat, enmarcados en la Gran Misión Vivienda Venezuela. Entre los entes administradores de los recursos destinados para ello, se tienen: el Banco Nacional de Vivienda y Hábitat (Banavih) y el Instituto Nacional de la Vivienda (Inavi). Este rubro alcanza el monto de Bs. 26.046,7 millones

- La adquisición de títulos y valores con Bs. 5.733,9 millones.

6.5 Clasificación Sectorial del Gasto de la República año 2013

6.5.1 Comentarios Generales

Durante el Proyecto de Presupuesto para el ejercicio fiscal 2013, la distribución sectorial institucional del gasto presupuestario continuará enmarcada con las orientaciones y estrategias trazadas en los lineamientos generales del Plan Operativo Anual Nacional (POAN) 2013 y los Planes Operativos Anuales Institucionales (POAI) 2013, quedando de manifiesto la vinculación de la planificación y asignación de recursos en pro del logro de los objetivos, metas y políticas establecidas.

En tal sentido, en los cuadros N° 6-19 y N° 6-20, se presentan las asignaciones presupuestarias según las áreas afines, de manera que faciliten el estudio de la correspondencia que existe entre la estructura de los planes de desarrollo con la de presupuesto.

CUADRO N° 6-19
CLASIFICACIÓN SECTORIAL DEL GASTO POR FUENTES DE FINANCIAMIENTO
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

CONCEPTOS	RECURSOS ORDINARIOS	PROYECTOS POR ENDEUDAMIENTO	DEUDA PÚBLICA	GESTIÓN FISCAL	OTRAS FUENTES	TOTAL
SECTORES SOCIALES	**125.382,2**	**4.625,7**		**17.800,0**		**147.807,9**
Educación	42.059,0			4.098,4		46.157,4
Vivienda, Desarrollo Urbano y Servicios Conexos	2.050,6	3.870,0				5.920,6
Salud	25.400,6			6.243,9		31.644,5
Desarrollo Social y Participación	17.884,8	7,7		1.613,2		19.505,7
Seguridad Social	33.463,4			5.844,5		39.307,9
Cultura y Comunicación Social	2.512,1	748,0				3.260,1
Ciencia y Tecnología	2.011,7					2.011,7
SECTORES PRODUCTIVOS	**13.899,0**	**21.567,5**				**35.466,5**
Agrícola	4.936,2	59,5				4.995,7
Transporte y Comunicaciones	1.925,4	11.457,2				13.382,6
Industria y Comercio	3.521,5	3.656,7				7.178,2
Energía, Minas y Petróleo	3.202,2	6.394,1				9.596,3
Turismo y Recreación	313,7					313,7
SERVICIOS GENERALES	**31.045,4**	**16.122,7**		**2.200,0**	**30,3**	**49.398,4**
Seguridad y Defensa	21.882,2	16.087,1		2.200,0		40.169,3
Dirección Superior del Estado	9.163,2	35,6			30,3	9.229,1
GASTOS NO CLASIFICADOS SECTORIALMENTE	**130.593,0**		**33.040,9**		**100,0**	**163.733,9**
Servicio de la Deuda Pública	45.209,3		33.040,9			78.250,2
Situado Constitucional	60.183,9					60.183,9
Transferencias al Exterior	394,7					394,7
Subsidio de Capitalidad	50,0					50,0
Otras Transf. a Entidades Federales.	468,9				100,0	568,9
Fondo de Compensación Interterritorial (FCI)	21.277,0					21.277,0
Rectificaciones al Presupuesto	3.009,2					3.009,2
TOTAL	**300.919,6**	**42.315,9**	**33.040,9**	**20.000,0**	**130,3**	**396.406,7**

CUADRO N° 6-20
CLASIFICACIÓN SECTORIAL DEL GASTO
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

DENOMINACIÓN	TOTAL	PORCENTAJE	
		PARTICIPACIÓN	PIB
SECTORES SOCIALES	**147.807,9**	**37,3**	**8,0**
Educación	46.157,4	11,7	2,5
Vivienda, Desarrollo Urbano y Servicios Conexos	5.920,6	1,5	0,3
Salud	31.644,5	8,0	1,7
Desarrollo Social y Participación	19.505,7	4,9	1,1
Seguridad Social	39.307,9	9,9	2,1
Cultura y Comunicación Social	3.260,1	0,8	0,2
Ciencia y Tecnología	2.011,7	0,5	0,1
SECTORES PRODUCTIVOS	**35.466,5**	**9,0**	**1,9**
Agrícola	4.995,7	1,3	0,3
Transporte y Comunicaciones	13.382,6	3,4	0,7
Industria y Comercio	7.178,2	1,8	0,4
Energía, Minas y Petróleo	9.596,3	2,4	0,5
Turismo y Recreación	313,7	0,1	0,0
SERVICIOS GENERALES	**49.398,4**	**12,4**	**2,7**
Seguridad y Defensa	40.169,3	10,1	2,2
Dirección Superior del Estado	9.229,1	2,3	0,5
GASTOS NO CLASIFICADOS SECTORIALMENTE	**163.733,9**	**41,3**	**8,8**
Servicio de la Deuda Pública	78.250,2	19,7	4,2
Situado Constitucional	60.183,9	15,2	3,3
Transferencias al Exterior	394,7	0,1	0,0
Subsidio de Capitalidad	50,0	0,0	0,0
Otras Transferencias a Entidades Federales	568,9	0,1	0,0
Fondo de Compensación Interterritorial (FCI)	21.277,0	5,4	1,1
Rectificaciones al Presupuesto	3.009,2	0,8	0,2
TOTAL	**396.406,7**	**100,0**	**21,4**

6.5.2 Sectores Sociales

Para el ejercicio fiscal 2013, se profundizará la esencia de este modelo humanista, la justicia social, haciendo énfasis en la construcción de una sociedad justa e igualitaria, acentuando la lucha contra las desigualdades sociales, incrementando la participación protagónica del pueblo en las misiones sociales, ampliando las posibilidades educativas de toda la población, fortaleciendo la salud, a través de la consolidación del Sistema Público Nacional de Salud, mejorando el sistema de prevención, la seguridad pública, la protección y seguridad social, entre otros.

Dicho sistema, permitirá seguir viviendo fortaleciendo la condición de liberación, independencia y soberanía del pueblo venezolano, dándole concreción a través de la asignación de mayores recursos para las políticas sociales. Para ello, el Ejecutivo Nacional consolidará las grandes misiones socialistas (Hijos de Venezuela y en Amor Mayor) así como las restantes, con el objeto de favorecer la seguridad social, la salud, la educación, la construcción de viviendas, la integración ciudadana, para el mayor logro de justicia social.

Para el logro de estos objetivos se dirigen las acciones a:

- Ampliar la inversión social, fortaleciendo y sustentando las políticas sociales, para lo cual se consolidarán, redimensionarán, crearán y desarrollarán las grandes misiones bolivarianas socialistas ya que constituyen un instrumento revolucionario de nivel superior que permite profundizar la construcción de la justicia social

- Consolidar el Sistema Público Nacional de Salud, sobre la base de la profundización de Barrio Adentro, el Poder popular y la articulación de todos los niveles y ámbitos del sistema de protección, promoción, prevención y atención integral a la salud individual y colectiva, a través de la expansión de los servicios, prevención y control de enfermedades, soberanía farmacéutica, prevención de hechos violentos y de consumo de drogas, asegurando tratamiento y rehabilitación a la población afectada

- Promover la construcción, mejora, rehabilitación y reubicación de viviendas, para lo cual se dará inicio al desarrollo de la segunda fase de la Gran Misión Vivienda Venezuela para abatir definitivamente el déficit habitacional acumulado, dando prioridad a las familias de escasos recursos y aquellas que se encuentran en refugios así como también sujetos de atención especial

- Impulsar la universalización de la educación bolivariana con las misiones educativas, extendiendo la cobertura de la matrícula escolar a toda la población, asegurando la permanencia y prosecución en el sistema educativo, ampliando la infraestructura educativa y la dotación escolar y fortaleciendo la educación ambiental

- Profundizar las condiciones que aseguren a todos los ciudadanos la mayor suma de seguridad social y suprema felicidad, a partir de valores y principios de respeto, igualdad, solidaridad, corresponsabilidad, enmarcada en la justicia social como esencia en la construcción del socialismo rumbo a la construcción de un Sistema de Prevención, Protección y Seguridad Social

- Promover la corresponsabilidad del Poder Popular en la lucha por la erradicación de la pobreza en todas sus manifestaciones

- Los recursos estimados para los sectores sociales para el año 2013 ascienden a Bs. 147.807,9 millones (8,0 por ciento del PIB), correspondiendo por ordinario Bs.125.382,2 millones (6,8 por ciento del PIB); por proyectos por endeudamiento Bs. 4.625,7 millones, (0,2 por ciento del PIB) y por gestión fiscal Bs. 17.800,0 millones (1,0 por ciento del PIB).

CUADRO N° 6-21
SECTORES SOCIALES
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Educación	46.157,4	31,2
Seguridad Social	39.307,9	26,6
Salud	31.644,5	21,4
Desarrollo Social y Participación	19.505,7	13,2
Cultura y Comunicación Social	3.260,1	2,2
Vivienda, Desarrollo Urbano y Servicios Conexos	5.920,6	4,0
Ciencia y Tecnología	2.011,7	1,4
TOTAL	**147.807,9**	**100,0**

- ## Educación

En el año 2013, se tiene previsto apuntalar al fortalecimiento del Sistema de Educación, mediante la extensión de la cobertura de la matricula escolar en todas sus etapas (maternal, preescolar, primaria, media general y técnica) a toda la población, con énfasis en las poblaciones excluidas.

Para ello, se ampliará la infraestructura y la dotación escolar y deportiva, adecuará el sistema educativo al modelo productivo, fortalecerá e incentivará la investigación en el proceso educativo, a fin de elevar los aspectos bio-psicosociales, económicos, ambientales y culturales del Sistema educativo y la comunidad en general, que permitan garantizar el derecho a la educación, para todos, en función de formar ciudadanos (as) que la República necesita.

En cuanto a la política destinada para la educación universitaria, se pondrá especial atención en la universalización de la educación, consolidando la transformación universitaria en torno a la formación integral, la producción intelectual y la vinculación social que garantice el desarrollo de las potencialidades creativas y capacidad resolutiva frente a los problemas esenciales del país y los objetivos estratégicos del "Proyecto Nacional Simón Bolívar", incrementando las matrículas de la Misión Sucre y la Misión Alma Mater, en función de la seguridad y soberanía nacional.

Los créditos asignados a este sector ascenderán a Bs. 46.157,4 millones, (2,5 por ciento del PIB). Según la fuente de financiamiento corresponden por ordinario Bs. 42.059,0 millones (2,3 por ciento del PIB), y por Gestión Fiscal Bs. 4.098,4 millones (0,2 por ciento del PIB). Los recursos asignados a este sector serán distribuidos tal como se observa en el cuadro N° 6-22:

CUADRO N° 6-22
APORTES POR INSTITUCIONES AL SECTOR EDUCACIÓN
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Ministerio del Poder Popular para la Educación	25.741,7	55,8
Ministerio del Poder Popular para la Educación Universitaria	18.333,7	39,7
Ministerio del Poder Popular para el Despacho de la Presidencia	876,9	1,9
Ministerio del Poder Popular para Relaciones Interiores y Justicia	510,0	1,1
Ministerio del Poder Popular para Ciencia, Tec. e Innovación	361,0	0,8
Ministerio del Poder Popular para la Defensa	211,5	0,5
Ministerio del Poder Popular de Planificación y Finanzas	105,2	0,2
Otros Ministerios	17,4	0,0
TOTAL	**46.157,4**	**100,0**

- ## Vivienda, Desarrollo Urbano y Servicios Conexos

La política en materia de vivienda se afianzará mediante la puesta en marcha de la segunda fase de la Gran Misión Vivienda Venezuela a fin de abatir definitivamente el déficit habitacional acumulado, padecido particularmente por los sectores sociales mas vulnerables y desfavorecidos, en función de lograr una sociedad igualitaria y justa, que sustente la inclusión social y la lucha contra las desigualdades sociales.

A través del Ministerio del Poder Popular para Vivienda y Hábitat, se formulará, controlará y se dará el financiamiento para las políticas de vivienda, haciendo énfasis en la construcción, mejoramiento y ampliación de complejos habitacionales para los más necesitados.

Por su parte, en la política presupuestaria para el año 2013 del Ministerio del Poder Popular para el Ambiente, se tiene previsto construir e impulsar el modelo económico productivo eco-socialista, basado en una relación armónica entre el hombre y la naturaleza, que garantice el uso y aprovechamiento racional, óptimo y sostenible de nuestros recursos naturales, respetando los procesos y ciclos de la naturaleza.

Para tal fin, se dará financiamiento por medio del Proyecto de Ley Especial de Endeudamiento Anual 2013, a los siguientes proyectos: Saneamiento del Río Guaire (Fase III) por Bs. 961,3 millones, Saneamiento y Control de Nivel del Lago de Valencia por Bs. 629,2 millones, Saneamiento y Desarrollo Integral de la Cuenca del Río Tuy por Bs. 497,3 millones, Plan de Drenaje, Control de Inundaciones y Manejo Integral de las Cuencas Tributarias al Sur del Lago de Maracaibo por Bs. 450,0 millones, Rehabilitación y Optimización de las Plantas Mayores de Potabilización de Agua en Venezuela por Bs. 402,5 millones, Fortalecimiento de Capacidades Nacionales para el Manejo y Disposición Final de los Residuos y Desechos Sólidos por Bs. 239,3 millones, Atención Acueductos Rurales y Poblaciones Menores - Fase II por Bs. 227,8 millones, Agua Potable y Saneamiento en Zonas Urbanas y Rurales por Bs. 168,0 millones, entre otros.

Los recursos destinados a este sector ascienden a Bs. 5.920,6 millones (0,3 por ciento del PIB). Según la fuente de financiamiento corresponden por ordinario Bs. 2.050,6 millones (0,1 por ciento del PIB) y por proyectos por endeudamiento Bs. 3.870,0

millones (0,2 por ciento del PIB). En el cuadro N° 6-23 se muestran los principales órganos que aportan a este sector.

CUADRO N° 6-23
APORTES POR INSTITUCIONES AL SECTOR VIVIENDA DESARROLLO URBANO Y SERVICIOS CONEXOS
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Ministerio del Poder Popular para el Ambiente	4.509,2	76,2
Ministerio del Poder Popular para Vivienda y Hábitat	1.124,4	19,0
Ministerio del Poder Popular para las Comunas y Protección Social	265,0	4,4
Ministerio del Poder Popular para el Despacho de la Presidencia	22,0	0,4
TOTAL	**5.920,6**	**100,0**

- **Salud**

El Estado como rector del Sistema Público Nacional de Salud, descentralizado y participativo, garantizará el derecho a la salud de la población, a través de la consolidación del Sistema Público Nacional de Salud, sobre la base de la profundización de Barrio Adentro, el Poder Popular y la articulación de todos los niveles y ámbitos del sistema de protección, promoción, prevención y atención integral a la salud individual y colectiva.

Dichas políticas serán desarrolladas a través de:

- Consolidación del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con financiamiento asegurado, desarrollo soberano científico – tecnológico, talento humano de calidad y solidario internacionalmente

- Promoción de la capacidad soberana e independencia científica y tecnológica para producir y garantizar la disponibilidad del talento humano y los recursos científico – técnicos e insumos necesarios para la salud de la población, mediante el aumento de la proporción de medicamentos esenciales producidos en el país.

Los recursos destinados a este sector ascienden a Bs. 31.644,5 millones (1,7 por ciento del PIB). Según la fuente de financiamiento corresponden por ordinario Bs. 25.400,6 millones, (1,4 por ciento del PIB) y por gestión fiscal Bs. 6.243,9 millones (0,3 por ciento del PIB).

Con el propósito de ser ejecutados en el ejercicio fiscal 2013, se asignan los aportes que se especifican en el cuadro N° 6-24, para los Organismos ejecutores de las políticas de Salud:

CUADRO N° 6-24
APORTES POR INSTITUCIONES AL SECTOR SALUD
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Ministerio del Poder Popular para la Salud	21.193,5	67,0
Ministerio del Poder Popular para la Educación	3.640,3	11,5
Ministerio del Poder Popular para la Defensa	1.797,2	5,6
Ministerio del Poder Popular para el Despacho de la Presidencia	1.011,6	3,2
Consejo Nacional Electoral	368,2	1,1
Ministerio del Poder Popular de Planificación y Finanzas	338,2	1,1
Ministerio Público	251,8	0,8
Ministerio del Poder Popular para la Agricultura y Tierras	248,7	0,8
Ministerio del Poder Popular para Relaciones Interiores y Justicia	241,1	0,8
Vicepresidencia de la República	225,9	0,7
Ministerio del Poder Popular para las Comunas y Protección Social	172,7	0,5
Ministerio del Poder Popular para el Ambiente	154,8	0,5
Ministerio del Poder Popular para la Educación Universitaria	152,8	0,5
Ministerio del Poder Popular para Transporte Acuático y Aéreo	145,5	0,5
Ministerio del Poder Popular para Transporte Terrestre	142,5	0,5
Ministerio del Poder Popular para Vivienda y Hábitat	113,0	0,4
Ministerio del Poder Popular para el Trabajo y Seguridad Social	101,8	0,3
Ministerio del Poder Popular para Relaciones Exteriores	90,5	0,3
Asamblea Nacional	76,4	0,2
Otros Ministerios	1.178,0	3,7
TOTAL	**31.644,5**	**100,0**

- ## Desarrollo Social y Participación

Para el ejercicio fiscal 2013, el Ejecutivo Nacional profundizará sus acciones para lograr la máxima justicia social, consolidando, redimensionando, creando, desarrollando y garantizando la permanencia de las grandes misiones socialistas, Hijos de Venezuela y en Amor Mayor, y desde allí impulsar los sistemas de acompañamiento de base territorial para transformar la vida de familias y comunidades en situación de pobreza.

Entre las acciones de política más destacadas tenemos:

- Afianzar las políticas especiales, desde la comunidad, para la población en mayor nivel de vulnerabilidad, niños, niñas y adolescentes, adultos y adultas mayores, personas con discapacidad, personas en situación de calle, personas con adicciones, población sexo-género, entre otros

- Garantizar la organización de las familias beneficiarias de las grandes misiones Hijos de Venezuela y en Amor Mayor Venezuela, a través de instancias como Comités de Adultos y Adultas Mayores, Comités de Patria Preñada y Comités de la Patria Niña

- Desplegar en sobremarcha la gran Misión "A Toda Vida Venezuela", concebida como una política integral de seguridad pública, con el fin de transformar los factores de carácter estructural, situacional e institucional, generadores de la violencia y el

delito, para reducirlos, aumentando la convivencia solidaria y el disfrute del pueblo al libre y seguro ejercicio de sus actividades familiares, comunales, sociales, formativas, laborales, sindicales, económicas, culturales y recreacionales

- En fin, garantizar la plena inclusión social, siendo el Poder Popular el garante del reconocimiento de la dignidad del ser humano.

El Ministerio del Poder Popular para las Comunas y Protección Social, se encargará de promover el poder ciudadano y crear oportunidades para superar la pobreza, a través del apoyo a la economía social; la promoción del desarrollo humano integral de toda la población, con especial interés en acciones dirigidas a la población excluida, y la disminución de las desigualdades sociales.

Para ello, se asignan recursos provenientes del Proyecto de Ley Especial de Endeudamiento 2013 por Bs. 7,7 millones, a fin de suministrar Apoyo a las Poblaciones Warao del Delta del Orinoco.

Los recursos destinados a éste sector ascienden a Bs. 19.505,7 millones, (1,1 por ciento del PIB). Según la fuente de financiamiento corresponden por ordinario Bs. 17.884,8 millones (1,0 por ciento del PIB); proyectos por endeudamiento Bs. 7,7 millones y por gestión fiscal Bs. 1.613,2 millones (0,1 por ciento del PIB).

A continuación en el cuadro N° 6-25, se presentan los aportes más relevantes del sector:

CUADRO N° 6-25
APORTES POR INSTITUCIONES AL SECTOR DESARROLLO SOCIAL Y PARTICIPACIÓN
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Ministerio del Poder Popular para la Educación	6.844,0	35,1
Ministerio del Poder Popular para las Comunas y Protección Social	2.556,0	13,1
Ministerio del Poder Popular para la Salud	1.579,9	8,1
Ministerio del Poder Popular para el Deporte	1.378,4	7,1
Ministerio del Poder Popular del Despacho de la Presidencia	1.261,7	6,5
Ministerio del Poder Popular para la Alimentación	1.025,5	5,3
Ministerio del Poder Popular para el Trabajo y Seguridad Social	1.010,3	5,2
Ministerio del Poder Popular para la Juventud	719,5	3,7
Ministerio del Poder Popular para la Mujer y la Igualdad de Género	318,6	1,6
Ministerio del Poder Popular de Planificación y Finanzas	314,4	1,6
Ministerio del Poder Popular para la Defensa	280,0	1,4
Ministerio del Poder Popular para la Agricultura y Tierras	230,5	1,2
Ministerio del Poder Popular para los Pueblos Indígenas	203,5	1,0
Consejo Nacional Electoral	137,3	0,7

CUADRO N° 6-25
APORTES POR INSTITUCIONES AL SECTOR DESARROLLO SOCIAL Y PARTICIPACIÓN
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Tribunal Supremo de Justicia	114,3	0,6
Ministerio del Poder Popular para la Educación Universitaria	113,6	0,6
Ministerio del Poder Popular para Relaciones Exteriores	102,2	0,5
Otros Ministerios	1.316,0	6,7
TOTAL	**19.505,7**	**100,0**

- ## Seguridad Social

El Estado Venezolano acentuará sus esfuerzos para asegurar la mayor suma de Seguridad Social a todos los ciudadanos, a partir de valores y principios de respeto, igualdad, solidaridad, corresponsabilidad, enmarcada en la justicia social como base de la construcción del socialismo.

Para ello, se desarrolló la nueva Ley Orgánica del Trabajo de los Trabajadores y las Trabajadoras, a fin de avanzar en la ruta al desarrollo de un sistema de prevención, protección y seguridad social.

El monto asignado en este sector será destinado básicamente al pago de pensiones y jubilaciones, asistencia social - económica al personal pensionado y jubilado, aportes patronales al Instituto Venezolano de los Seguros Sociales (IVSS) para obreros y empleados, al Instituto de Previsión Social de las Fuerzas Armadas Nacionales (Ipsfa) y al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme), entre otros.

Al IVSS, se le asignan recursos por Bs. 22.764,5 millones, para llevar a cabo primordialmente, el proyecto de otorgamiento de las prestaciones dinerarias a largo y corto plazo e incorporación progresiva de ciudadanos y ciudadanas al sistema de Seguridad Social, y en menor proporción, al fortalecimiento del servicio de asistencia médica integral de manera universal, solidaria y gratuita.

En cuanto al profesional del área educativa se refiere, se estiman recursos al Ipasme por Bs.1.028,9 millones, a fin de promover y desarrollar un sistema de seguridad social integral orientado al mejoramiento permanente de la calidad de vida del personal docente y administrativo del Ministerio del Poder Popular para la Educación, así como de otros Organismos afiliados.

Por su parte, al Ipsfa se le asignan recursos por Bs. 2.999,1 millones, para atender los beneficios socioeconómicos previstos en la Ley de Seguridad Social de la Fuerza Armada Nacional, destinados a la administración de los recursos financieros de los Fondos de pensiones y prestaciones a cargo del Estado y Cuidado integral de la salud, préstamos hipotecarios y al desarrollo urbanístico del sector Campo Alegre de Maracay, estado Aragua, que contempla la construcción de 256 viviendas, entre otros.

Los recursos destinados a este sector ascienden a Bs. 39.307,9 millones, (2,1 por ciento del PIB). Según la fuente de financiamiento corresponden por ordinario Bs. 33.463,4

millones (1,8 por ciento del PIB) y por gestión fiscal Bs. 5.844,5 millones (0,3 por ciento del PIB). En el cuadro N° 6-26 se presentan los aportes más importantes del sector:

CUADRO N° 6-26
APORTES POR INSTITUCIONES AL SECTOR SEGURIDAD SOCIAL
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Ministerio del Poder Popular para el Trabajo y Seguridad Social	23.301,8	59,3
Ministerio del Poder Popular para la Educación	5.447,5	13,9
Ministerio del Poder Popular para la Defensa	3.404,7	8,6
Ministerio del Poder Popular para la Salud	1.806,9	4,6
Tribunal Supremo de Justicia	1.078,9	2,7
Ministerio del Poder Popular de Planificación y Finanzas	924,0	2,4
Consejo Nacional Electoral	651,7	1,7
Ministerio del Poder Popular para Relaciones Interiores y Justicia	378,0	1,0
Ministerio Público	364,6	0,9
Ministerio del Poder Popular para el Ambiente	224,7	0,5
Ministerio del Poder Popular para las Comunas y Protección Social	208,2	0,5
Ministerio del Poder Popular para Transporte Terrestre	162,2	0,4
Ministerio del Poder Popular para Relaciones Exteriores	159,6	0,4
Ministerio del Poder Popular para la Agricultura y Tierras	157,8	0,4
Contraloría General de la República	145,7	0,4
Asamblea Nacional	119,3	0,3
Ministerio del Poder Popular para Vivienda y Hábitat	104,4	0,3
Otros Ministerios	667,9	1,7
TOTAL	**39.307,9**	**100,0**

- **Cultura y Comunicación Social**

El objetivo principal del Ministerio del Poder Popular para la Cultura, se fundamenta en aumentar la infraestructura cultural a disposición del pueblo a través de la potenciación de las expresiones culturales del país, impulsar las redes de las organizaciones de base comunitarias culturales, multiplicar los convenios de cooperación cultural para la producción de bienes y servicios, estimular la producción y distribución de bienes culturales a nivel nacional.

En cuanto a las comunicaciones, a través del Ministerio del Poder Popular para la Comunicación y la Información, se hará énfasis en fortalecer el sistema de comunicación nacional, divulgando nuestro patrimonio cultural, geográfico, turístico y ambiental, para lo cual se prevé seguir coadyuvando al desarrollo de redes de comunicación y medios de expresión de la palabra, la imagen y las voces de nuestro pueblo, así como en garantizar el derecho al acceso y libre ejercicio de la información y la comunicación veraz.

Los recursos asignados a este sector ascienden a Bs. 3.260,1 millones (0,2 por ciento del PIB), los cuales incluyen los recursos por Proyecto de Ley Especial de Endeudamiento 2013 para el Complejo de Acción Social por la Música Simón Bolívar, Bs. 607,0 millones y la Segunda Fase del Programa de Apoyo al Centro de Acción Social por la Música por Bs. 141,0 millones. Según la fuente de financiamiento corresponden por ordinario Bs. 2.512,1 millones (0,2 por ciento del PIB) y por proyectos por endeudamiento Bs. 748,0 millones.

Los Organismos que participan en el citado sector, se relacionan a continuación en el cuadro N° 6-27.

CUADRO N° 6-27
APORTES POR INSTITUCIONES AL SECTOR CULTURA Y COMUNICACIÓN SOCIAL
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Ministerio del Poder Popular para la Cultura	1.262,3	38,7
Ministerio del Poder Popular para el Despacho de la Presidencia	1.058,2	32,5
Ministerio del Poder Popular para la Comunicación y la Información	737,3	22,6
Ministerio del Poder Popular para Ciencia, Tecnología e Innovación	85,3	2,6
Otros Ministerios	117,0	3,6
TOTAL	**3.260,1**	**100,0**

- **Ciencia y Tecnología**

Para el ejercicio fiscal 2013, el Ministerio del Poder Popular para Ciencia, Tecnología e Innovación promoverá la consolidación de un estilo científico, tecnológico e innovador de carácter transformador, diverso, creativo y profundamente dinámico, garante de la independencia y la soberanía económica, orientado al aprovechamiento de las potencialidades y capacidades nacionales, de forma tal que se reconozcan los actores, formas de organización y dinámicas en el proceso de generación del conocimiento. En este sentido, las acciones estarán orientadas a:

- Desarrollar una actividad científica, tecnológica y de innovación asociada directamente a la estructura productiva nacional, que permita la construcción de las condiciones necesarias para la consecución de la soberanía económica e independencia tecnológica, como requisito indispensable para la satisfacción efectiva de las necesidades sociales
- Garantizar el acceso oportuno y uso adecuado de las telecomunicaciones y tecnologías de información, mediante el desarrollo de la infraestructura necesaria, así como de las aplicaciones informáticas con sentido crítico y atendiendo a necesidades sociales y de difusión
- Creación de una Red Nacional de Parques Tecnológicos para el desarrollo y aplicación de la Ciencia, Tecnología y la Innovación en esos espacios temáticos, y en los Parques Industriales en general

Los recursos asignados para este sector ascienden a Bs. 2.011,7 millones (0,1 por ciento del PIB), los cuales provienen de la fuente ordinaria. A continuación en el cuadro N° 6-28, se presentan los aportes más relevantes del sector:

CUADRO N° 6-28
APORTES A LOS PRINCIPALES ORGANISMOS AL SECTOR CIENCIA Y TECNOLOGÍA
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Ministerio del Poder Popular para Ciencia, Tecnología e Innovación	1.641,5	81,6
Ministerio del Poder Popular para la Educación	182,3	9,1
Ministerio del Poder Popular para las Comunas y Protección Social	82,7	4,1
Ministerio del Poder Popular para la Agricultura y Tierras	79,7	4,0
Ministerio del Poder Popular para el Ambiente	23,0	1,1
Ministerio del Poder Popular de Industrias	2,5	0,1
TOTAL	**2.011,7**	**100,0**

6.5.3 Sectores Productivos

Las políticas globales en este ámbito están determinadas por el impulso y construcción del modelo económico productivo eco-socialista, basado en una relación armónica entre el hombre y la naturaleza; continuar encaminando el plan de desarrollo hacia un enfoque endógeno, en áreas tales como: agricultura, la industria, el comercio y de servicios. Orientada esta función, a través de la conformación primordialmente de empresas de producción social y de las formas de organización socio productivas, que vayan surgiendo en el seno de las comunidades, y que representen entidades económicas dedicadas a la producción de bienes o servicios, que contemplan la movilización consciente del trabajo en redes socioproductivas y que potencien el control y próspero desenvolvimiento de las actividades de la economía popular.

Para ello, se fortalecerá la pequeña y mediana industria y empresa, utilizando mecanismos de asistencia técnica, financiamiento y capacitación del recurso humano. Un elemento al que se dará apoyo es la cogestión, como herramienta de corresponsabilidad en la ejecución de proyectos de inversión y servicios. Se conformaran un sistema de parques industriales a fin de articular cadenas productivas y el tejido industrial del país.

Se prevé construir y continuar el mantenimiento preventivo de las vías urbanas, rurales y fronterizas; especialmente se dará impulso a la construcción de los sistemas masivos de transporte a nivel nacional.

En el sector agrícola, se establecerá un desarrollo agrícola sustentable y de soberanía agroalimentaria. La actividad agrícola está llamada a cumplir un rol primordial, en la ocupación del territorio, la redistribución del ingreso y el aporte de materias primas a la industria.

En el sector de energía, los recursos se orientarán a la ampliación y mejora de la distribución de energía en el país, para satisfacer el incremento de la demanda interna de electricidad, la regulación, supervisión y gestión del servicio energético nacional, su plan de expansión, modernización e integración; impulsando el uso eficiente de la energía tanto la generada por fuentes hidrológicas como las producidas por las fuentes térmicas. Para ello se asignan importantes recursos en el Proyecto de Ley Especial de Endeudamiento 2013.

Los recursos asignados a los sectores productivos ascienden a Bs. 35.466,5 millones (1,9 por ciento del PIB), distribuidos en la forma siguiente: por ordinario Bs. 13.899,0 millones (0,7 por ciento del PIB) y por proyectos por endeudamiento Bs. 21.567,5 millones (1,2 por ciento del PIB).

CUADRO N° 6-29
SECTORES PRODUCTIVOS
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Transporte y Comunicaciones	13.382,6	37,7
Agrícola	4.995,7	14,1
Industria y Comercio	7.178,2	20,2
Energía, Minas y Petróleo	9.596,3	27,1
Turismo y Recreación	313,7	0,9
TOTAL	**35.466,5**	**100,0**

- **Agrícola**

La política presupuestaria del Estado para el ejercicio fiscal del año 2013, se fundamentará en garantizar la seguridad alimentaria, con la aplicación progresiva de estrategias que consoliden la revolución agraria y la eliminación definitiva del latifundio.

En tal sentido, las acciones se orientarán para:

- o Aumentar los espacios de concertación, es decir, consejos agrícolas y de productividad, en coordinación con el Ejecutivo Nacional para actividades tales como censos, organización de zonas productivas, determinación de rubros prioritarios, capacitación y suministro de información actualizada, entre otros

- o Garantizar la soberanía alimentaria, desencadenando el potencial del agro productivo, para ello se desarrolla la Gran Misión Agro Venezuela, que a partir del registro nacional de productores y clasificando las tierras de alta o poca fertilidad, se otorgan los recursos necesarios (tierra, agua, semillas, sistemas de riego, capital) para incrementar la producción de alimentos, tanto de origen vegetal como animal.

A través del financiamiento del Proyecto de Ley Especial de Endeudamiento Anual 2013, se otorgan recursos por el orden de Bs. 59,5 millones, para Desarrollo Sostenible para las Zonas Semiáridas de los Estados Lara y Falcón, Segunda Fase (Prosalafa II) Bs. 30,2 millones y Desarrollo Integral y Sustentable para las zonas áridas de los estados Nueva Esparta y Sucre (PROSANESU) Bs. 29,3 millones.

Los créditos asignados a este sector ascienden a Bs. 4.995,7 millones (0,3 por ciento del PIB), incluidos los asignados por Proyecto de Ley Especial de Endeudamiento Anual del año 2013.

Según la fuente de financiamiento corresponden por ordinario Bs. 4.936,2 millones (0,3 por ciento del PIB) y por proyectos por endeudamiento Bs. 59,5 millones. El cuadro N° 6-30 refleja las asignaciones previstas por los Organismos que aportan a este sector:

CUADRO N° 6-30
APORTES POR INSTITUCIONES AL SECTOR AGRÍCOLA
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Ministerio del Poder Popular para la Agricultura y Tierras	2.545,3	50,9
Ministerio del Poder Popular para la Alimentación	2.332,2	46,7
Ministerio del Poder Popular para el Ambiente	68,9	1,4
Ministerio del Poder Popular de Industrias	49,3	1,0
TOTAL	**4.995,7**	**100,0**

- **Transporte y Comunicaciones**

Para el ejercicio fiscal 2013, los esfuerzos del sector se centraran primordialmente en los Ministerios: Transporte Terrestre y Acuático y Aéreo; el primero, en dar prioridad a los proyectos destinados al mantenimiento, mejoras, acondicionamiento y las nuevas construcciones de infraestructura pública, especialmente de vialidad y grandes obras de transporte masivo, entre las que destacan la Línea 2 "El Tambor San Antonio de los Altos"; Rehabilitación de la Línea I del Metro de Caracas; Línea 5 Tramo Plaza Venezuela- Miranda II, y desde ésta hasta el Wuarairarepano; línea 3 desde San Antonio de los Altos hasta la Rinconada; asimismo, a dar continuidad al desarrollo del sistema ferroviario central "Ezequiel Zamora", en su tramo Puerto Cabello-La Encrucijada.

En relación al segundo, se estima una importante inversión en la adquisición de aeronaves nuevas a ser utilizadas en las rutas locales y regionales, a través del Consorcio Venezolano de Industrias Aeronáuticas y Servicios Aéreos, S.A.-Conviasa.

Dichas obras generan grandes beneficios ya que, además de movilizar volúmenes importantes de pasajeros, tienen características comunes, como el desarrollo de importantes obras de infraestructura: vías férreas, túneles, viaductos, aeropuertos, sistemas de navegación, sistemas de electrificación, calles, avenidas y edificaciones, entre otras.

En tal sentido, a través del financiamiento para proyectos contemplados en la Ley Especial de Endeudamiento Anual 2013, se ejecutarán entre otros, proyectos y obras de orden estratégico, destacando los siguientes: Adquisición de Aeronaves nuevas para vuelos locales y regionales (EMBRAER ERJ-190) Bs. 2.131,1 millones, Línea 2 El Tambor- San Antonio de los Altos Sistema Metro Los Teques (Equipamiento) Bs. 1.854,1 millones, Rehabilitación de la Línea 1 del Metro de Caracas Bs. 1.723,6 millones, Línea 2 El Tambor – San Antonio de los Altos (Obras Civiles) por Bs. 1.255,6 millones, Sistema Ferroviario Central "Ezequiel Zamora" Tramo Puerto Cabello – La Encrucijada por Bs. 1.209,3 millones, Línea 3 San Antonio de Los Altos – La Rinconada Bs. 783,3 millones, Adquisición de Material Rodante y Ampliación de los Patios de Estacionamientos de La Línea Caracas – Cúa Bs. 693,8 millones, Línea 5 Tramo Miranda II Warairarepano (Obras Civiles) Bs. 662,2 millones, Línea 5 Tramo Plaza Venezuela – Miranda II Bs. 606,3 millones, Extensión de la Rinconada – Zoológico de la Línea 3 (Obras Civiles) Bs. 189,7 millones.

Los recursos destinados a este sector ascienden a Bs. 13.382,6 millones (0,7 por ciento del PIB). Según la fuente de financiamiento corresponden por ordinario

Bs. 1.925,4 millones (0,1 por ciento del PIB) y por proyectos por endeudamiento Bs. 11.457,2 millones (0,6 por ciento del PIB).

En el siguiente cuadro N° 6-31 refleja las asignaciones previstas por los Ministerios que aportan a este sector:

CUADRO N° 6-31
APORTES POR ORGANISMOS AL SECTOR TRANSPORTE Y COMUNICACIONES
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Ministerio del Poder Popular para Transporte Terrestre	10.099,9	75,5
Ministerio del Poder Popular para Transporte Acuático y Aéreo	2.694,0	20,1
Ministerio del Poder Popular para Ciencia, Tecnología e Innovación	502,9	3,8
Ministerio del Poder Popular para la Defensa	45,0	0,3
Otros Ministerios	40,8	0,3
TOTAL	**13.382,6**	**100,0**

- **Industria y Comercio**

Las acciones de este sector se orientarán a la instauración del modelo productivo socialista, partiendo de la trascendencia del sistema empresarial de producción capitalista y esquemas de integración sectorial bajo una visión socialista. Asimismo, se prioriza el desarrollo y consolidación de las operaciones ferro siderúrgicas, del aluminio primario y de minerales auríferos, apuntalando y estructurando hacia las corporaciones sectoriales.

A través del Ministerio del Poder Popular para el Comercio, se formularán las políticas, planes y proyectos orientados a promover el desarrollo industrial, el fortalecimiento de la Pequeña y Mediana Empresa (PYME), la Pequeña y Mediana Industria (PYMI) y el desarrollo de las cadenas industriales, a fin de que sirvan de palanca para reactivar y modernizar el parque industrial del país. De igual forma, se incrementará el intercambio de bienes y servicios a través de los países que integran la Alternativa Bolivariana para las Américas (ALBA).

Por su parte, el Ministerio del Poder Popular para Industrias, se encargará de la formulación, ejecución y control de las políticas, estrategias y planes en materia de industrias livianas, básicas, mineras y forestales, orientadas a desarrollar el nuevo modelo económico productivo eco-socialista a nivel de los sectores hierro-acero, aluminio, minero y forestal.

Para la ejecución de dicho objetivo, se contemplan recursos en el Proyecto de Ley Especial de Endeudamiento Anual 2013 por Bs. 3.656,7 millones para el Diseño, Construcción y Operación de un Complejo Siderúrgico a cargo de la Empresa de Producción Social (EPS) Siderúrgica Nacional C.A.

Los recursos destinados al sector Industria y Comercio ascienden a Bs. 7.178,2 millones (0,4 por ciento del PIB). Según la fuente de financiamiento los recursos asignados corresponden a la fuente ordinaria Bs. 3.521,5 millones (0,2 por ciento del PIB) y por proyectos por endeudamiento Bs. 3.656,7 millones

(0,2 por ciento del PIB). El cuadro N° 6-32 refleja las asignaciones previstas por los Ministerios que aportan a este sector:

CUADRO N° 6-32
APORTES POR ORGANISMOS AL SECTOR INDUSTRIA Y COMERCIO
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Ministerio del Poder Popular de Industrias	4.722,8	65,8
Ministerio del Poder Popular para Vivienda y Hábitat	1.500,0	20,9
Vicepresidencia de la República	264,9	3,7
Ministerio del Poder Popular para las Comunas y Protección Social	250,2	3,5
Ministerio del Poder Popular para el Comercio	213,9	3,0
Ministerio del Poder Popular de Planificación y Finanzas	97,9	1,3
Otros Ministerios	128,5	1,8
TOTAL	**7.178,2**	**100,0**

- ## Energía, Minas y Petróleo

En los Ministerios del Poder Popular para la Energía Eléctrica y Petróleo y Minería, se establecerán las políticas a fin de planificar y ordenar las actividades de desarrollo, aprovechamiento y control de los recursos energéticos, así como de sus industrias fundamentales: petrolera y petroquímica, combinando esfuerzos para optimizar la utilización de los recursos energéticos naturales, con miras a que Venezuela se constituya en una potencia energética mundial.

La política en el subsector energía se orientará a la ampliación y mejora de la distribución de energía en el país, para satisfacer el incremento de la demanda interna de electricidad; a la regulación, supervisión y gestión del servicio energético nacional, su plan de expansión, modernización e integración; impulsando el uso eficiente de la energía, tanto la generada por fuentes hidrológicas, como la producida por las fuentes térmicas, favoreciendo el uso del gas natural, además de propiciar el uso de fuentes renovables de energía ambientalmente sostenible.

Un área en la cual se desarrollarán todas las potencialidades existentes en el país será en el cinturón gasífero de Venezuela, concretamente en los proyectos Rafael Urdaneta; Mariscal Sucre y Plataforma Deltana.

En tal sentido, el Ministerio del Poder Popular para Energía Eléctrica, rector del sistema eléctrico prevé el fortalecimiento de las actividades de generación, transmisión, distribución y atención del usuario del sector eléctrico, en las diferentes instancias a nivel nacional.

Para ello, se asignan recursos provenientes del Proyecto de Ley Especial de Endeudamiento 2013, dentro de los cuales se destacan; Planta Termozulia III Bs. 1.436,4 millones, Rehabilitación de las Unidades 1 a 6 de la Casa de Máquinas 1 de la Central Hidroeléctrica Simón Bolívar (Guri) Bs. 1.317,6 millones, Construcción de la planta de Generación Termoeléctrica Antonio José de Sucre (Planta Cumaná) 1000 MW, Bs. 779,5 millones, Central Hidroeléctrica Tocoma, para lo cual se asignan Bs. 619,6 millones y para el II Desarrollo del Complejo Hidroeléctrico Uribante Caparo (Presa las Cuevas – Central Las Coloradas) por Bs. 453,3 millones.

Por su parte, en el sector minero, el Ministerio del Poder Popular para Petróleo y Minería, constituye el centro del diseño de la política minera, para la cual se prevé ejercer acciones, a fin de generar un esquema de desarrollo endógeno y soberano en los procesos de extracción, producción y comercialización de los minerales y materias primas que se producen en el país, con especial atención en su impacto ambiental.

Finalmente, la política petrolera se dirigirá a la maximización de la captación de la renta en todas las fases del proceso y a fortalecer la participación fiscal en los ingresos, mediante la mejora en el perfeccionamiento de las alianzas estratégicas y en el proceso administrativo interno, impulsando su orientación al desarrollo endógeno, persiguiendo el agotamiento de las posibilidades de generación de actividades económicas en el país, a partir de la explotación del recurso.

El monto estimado del sector alcanza a Bs. 9.596,3 millones (0,5 por ciento del PIB) Según la fuente de financiamiento corresponden por ordinario Bs. 3.202,2 millones (0,2 por ciento del PIB) y por proyectos por endeudamiento Bs. 6.394,1 millones (0,3 por ciento del PIB).

- **Turismo y Recreación**

El Ministerio del Poder Popular para el Turismo, formuló en el Proyecto de Ley de Presupuesto 2013 los objetivos a desarrollar con el fin de promover, organizar y regular la actividad turística y el funcionamiento del sistema turístico nacional, como factores estratégicos de diversificación socioeconómica y desarrollo sustentable del País.

Los créditos asignados a este sector ascienden a Bs. 313,7 millones, los cuales provienen por fuente ordinaria.

6.5.4 Sectores de Servicios Generales

- **Dirección Superior del Estado**

El incentivo de las acciones relativas a la consolidación, defensa y expansión de la Independencia, conllevan un conjunto de objetivos nacionales y estratégicos en los órdenes político, económico social y cultural cuyo alcance, permitirá sentar las bases de la irreversibilidad de la soberanía nacional, a fin de garantizar la continuidad del proceso revolucionario, como fundamento básico del socialismo del siglo XXI, es el objetivo de este sector para el ejercicio fiscal 2013.

En cuanto a la política exterior, el Ministerio del Poder Popular para Relaciones Exteriores, centrará sus acciones en la conformación de un mundo pluripolar cuyo fin último es la preservación de una paz fundamentada en el respeto y la soberanía de los pueblos, requerida para el pleno despliegue de un proyecto nacional soberano.

Asimismo, se asignan recursos provenientes del Proyecto de Ley Especial de Endeudamiento Anual 2013, para el Fortalecimiento del Instituto Nacional de Estadística (INE), como Ente rector del Sistema Estadístico Nacional (SEN) por Bs. 35,6 millones.

Los créditos asignados a este sector ascienden a Bs. 9.229,1 millones (0,5 por ciento del PIB). Según la fuente de financiamiento corresponden a recursos ordinarios Bs. 9.163,2 millones (0,5 por ciento del PIB), por proyectos por endeudamiento Bs. 35,6 millones y por otras fuentes Bs. 30,3 millones.

- **Seguridad y Defensa**

Los recursos asignados a este sector estarán destinados primordialmente al desarrollo de un modelo de seguridad pública para la protección de la vida humana así como también para el fortalecimiento del poder defensivo nacional, consolidando la unidad cívico militar e incrementando el apresto operacional de la Fuerza Armada Nacional para la defensa integral de la Patria.

En cuanto a la administración de justicia, se prevé su fortalecimiento, mediante la dotación de los medios necesarios para su óptimo desempeño, y acentuar la lucha contra la impunidad, reforzar el sistema penitenciario y promover la justicia de paz comunal.

Se asignan recursos en el Proyecto de Ley Especial de Endeudamiento Anual, para ejecutar el proyecto Inversión Militar de la Fuerza Armada Nacional Bolivariana por Bs. 16.087,1 millones.

Los créditos asignados a este sector ascienden a Bs. 40.169,3 millones (2,2 por ciento del PIB). Según la fuente de financiamiento corresponden a recursos ordinarios Bs. 21.882,2 millones (1,2 por ciento del PIB), por proyectos por endeudamiento Bs. 16.087,1 millones (0,9 por ciento) y por gestión fiscal Bs. 2.200,0 millones (0,1 por ciento del PIB).

6.5.5 Gastos no Clasificados Sectorialmente

- **Servicio de la Deuda Pública**

La estimación del servicio de la deuda pública en el Proyecto de Presupuesto para el ejercicio fiscal 2013 alcanza a Bs. 78.250,2 millones (4,2 por ciento del PIB). Según la fuente de financiamiento corresponden a recursos ordinarios Bs. 45.209,3 millones (2,4 por ciento del PIB) y deuda pública Bs. 33.040,9 millones (1,8 por ciento del PIB).

- **Situado Constitucional, Fondo de Compensación Interterritorial y Otros Aportes**

En este rubro se acuerdan en el Proyecto de Ley de Presupuesto para el ejercicio fiscal 2013 la cantidad de Bs. 82.474,5 millones; de los cuales corresponden al Situado Constitucional Bs. 60.183,9 millones; Fondo de Compensación Interterritorial Bs. 21.277,0 millones, Transferencias al Exterior por Bs. 394,7 millones; Subsidio de Capitalidad Bs. 50,0 millones y Otras Transferencias a Entidades Federales Bs. 568,9 millones.

Los recursos legales asignados al Fondo de Compensación Interterritorial (FCI) contemplan Bs. 18.872,5 millones, destinados para promover el desarrollo equilibrado de las regiones, cooperación y complementación de políticas, realización de obras y prestación de servicios públicos, entre otros.

CUADRO N° 6-33
GASTOS NO CLASIFICADOS SECTORIALMENTE
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

CONCEPTOS	MONTO	PORCENTAJE
Situado Constitucional	60.183,9	36,8
Fondo de Compensación Interterritorial (FCI)	21.277,0	13,0
Subsidio de Capitalidad	50,0	0,0
Otras Transferencias a Entidades Federales	568,9	0,4
Transferencias al Exterior	394,7	0,2
Sub-Total	**82.474,5**	**50,4**
Servicio de la Deuda Pública	78.250,2	47,8
Rectificaciones al Presupuesto	3.009,2	1,8
TOTAL	**163.733,9**	**100,0**

- **Rectificaciones al Presupuesto**

En función a lo planteado en el artículo 53 de la Ley Orgánica de Administración Financiera del Sector Público, se otorgarán para 2013 recursos para su distribución bajo la modalidad de Rectificaciones al Presupuesto por Bs. 3.009,2 millones.

6.6 Clasificación Sectorial del Gasto de los Entes Descentralizados Funcionalmente de la República, Sin Fines Empresariales

6.6.1 Comentarios Generales

Los gastos de los entes están distribuidos sectorialmente como se indican en el cuadro N° 6-34:

CUADRO N° 6-34
CLASIFICACIÓN POR SECTORES DE LOS ENTES DESCENTRALIZADOS FUNCIONALMENTE DE LA REPÚBLICA, SIN FINES EMPRESARIALES
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

SECTORES	MONTO	PORCENTAJE
Sociales	150.556,4	69,8
Productivos	25.778,4	11,9
Servicios Generales	18.048,1	8,4
Gastos No Clasificados Sectorialmente	21.277,0	9,9
TOTAL	**215.659,9**	**100,0**

Gráfico N° 6-7

Clasificación Sectorial del Gasto de los Entes Descentralizados Funcionalmente Sin Fines Empresariales

Estructura Porcentual

Año 2013


Gastos No Clasificados Sectorialmente 9,9%
Sector Servicios Generales 8,4%
Sector Productivo 11,9%
Sector Social 69,8%

6.6.2 Sectores Sociales

Las políticas del Gobierno Nacional que implantará a través de los Entes que conforman los Sectores Sociales, están orientadas a la prestación de servicios a la comunidad, en materia de Ciencia y Tecnología, Educación, Salud, Vivienda, Desarrollo Urbano y Servicios Conexos, Cultura y Comunicación Social, Desarrollo Social y Participación y Seguridad Social.

Para estos sectores la política presupuestaria contempla los programas estratégicos de vanguardia, liderada por los proyectos y misiones sociales que coadyuvarán a la solución de problemas individuales y comunitarios que van dirigidos a la superación de la pobreza y la exclusión social, así como asegurar una mejora en la calidad de vida de la población. El gasto de estos sectores se estima en Bs. 150.556,4 millones, desagregado como se muestra en el cuadro N° 6-35:

CUADRO N° 6-35

CLASIFICACIÓN POR SECTORES SOCIALES DE LOS ENTES DESCENTRALIZADOS FUNCIONALMENTE DE LA REPÚBLICA, SIN FINES EMPRESARIALES

PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

SECTORES	MONTO	PORCENTAJE
Educación	34.026,8	22,6
Vivienda, Desarrollo Urbano y Serv. Conexos	29.915,0	19,9
Salud	8.735,7	5,8
Desarrollo Social y Participación	14.829,4	9,8
Seguridad Social	53.719,4	35,7
Cultura y Comunicación Social	2.589,9	1,7
Ciencia y Tecnología	6.740,2	4,5
TOTAL	**150.556,4**	**100,0**

Los sectores sociales más relevantes son Educación con una participación del 22,6 por ciento; Vivienda, Desarrollo Urbano y Servicios Conexos con un 19,9 por ciento y el Sector Seguridad Social con un 35,7 por ciento, y los mismos se exponen a continuación:

- **Educación**

La política gubernamental está dirigida a profundizar la educación superior gratuita y de calidad para todos, que se constituya en un factor estratégico para el fortalecimiento del poder popular y la construcción de una sociedad socialista, democrática, participativa y protagónica. Las líneas de acción están enmarcadas en la transformación de los servicios estudiantiles, del modelo asistencial a un modelo liberador; la formación integral de los profesores, obreros y personal administrativo de las instituciones de educación universitaria; entre las mas destacadas.

Para este sector se estiman gastos por Bs. 34.026,8 millones, para cubrir los gastos de funcionamiento de Organismos como: Instituto Nacional de Capacitación y Educación Socialista (Inces), Fundación de Edificaciones y Dotaciones Educativas (FEDE), Universidades Nacionales, Institutos y Colegios Universitarios, Fundación Misión Ribas, Fundación Misión Sucre y el Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU), entre otros.

El Presupuesto de las Universidades Nacionales, para el ejercicio económico 2013 estimado en Bs. 13.882,9 millones, además de estar vinculado a las Líneas Generales del Plan de Desarrollo de la Nación 2007-2013, se enlaza a la directriz estratégica del Sector Educación Superior en cuanto a garantizar el acceso al conocimiento para universalizar la educación superior con pertinencia social, ajustándose a las últimas medidas formuladas por el Gobierno Nacional tendentes a procurar la inversión dirigida a las edificaciones universitarias para el uso académico y de bienestar estudiantil, así como el mantenimiento de programas especiales para responder a la demanda estudiantil. Todo ello servirá para impulsar la inclusión y prosecución estudiantil. Por otra parte, se estima desarrollar programas de extensión en el área de post-grado y mejorar el sistema de acceso y desarrollo profesional de los estudiantes.

Los Institutos y Colegios Universitarios, presentan un presupuesto por Bs. 2.363,6 millones, con los cuales se estima atenderán a la población estudiantil. Sus objetivos estarán enmarcados hacia la atención integral al estudiante a los cuales les ofrecerá beneficios estudiantiles tales como: comedor, becas, transporte, bibliotecas, servicio médico-odontológico y orientación, entre otros.

El Instituto Nacional de Capacitación y Educación Socialista (Inces), destaca en el Sector Educación con un presupuesto estimado para el proyecto de ley de presupuesto para el ejercicio fiscal 2013 con Bs. 3.110,7 millones, orientados principalmente a continuar ejecutando el Proyecto "Formación y capacitación integral de jóvenes y adultos, en contribución a la economía socio-productiva, basado en un modelo científico, tecnológico e innovador socialista.

El Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU), se encarga de instrumentar las políticas y estrategias diseñadas para la educación superior. Para este Organismo se estima un presupuesto de Bs. 4.765,8 millones, los cuales estarán orientados a la ejecución de los siguientes proyectos: transformación de las instituciones de educación superior; creación, ampliación y fortalecimiento de la infraestructura de la planta física y la dotación de las instituciones de educación universitaria; programa de fomento de la educación universitaria mediada por las tecnologías de la información y comunicación libres, entre otros.

La Fundación Misión Ribas, la cual tiene como función elevar el nivel educativo de la población venezolana comprometida con el principio de justicia social, consagrada en la Constitución de la República Bolivariana de Venezuela orientará su gasto a continuar con los tres proyectos que están en proceso de ejecución: Misión Ribas 2013, destinado a proporcionar a los ciudadanos y ciudadanas que no han culminado el bachillerato la oportunidad de ingresar a un sistema educativo no excluyente y de calidad que facilite la incorporación al aparato productivo, capacitación de coordinadores y facilitadores en política educativa; la Misión Ribas Técnica 2013, el cual es un proyecto que proporciona a los vencedores (as) la oportunidad de cursar carreras cortas graduándose de técnicos medios en las diversas áreas asociadas a los planes de desarrollo de la Nación, y la Misión Ribas Productivo 2013, que contiene un programa destinado a promocionar y crear Empresas de Producción Social (EPS) conformadas por vencedores (as) y brigadistas en todo el territorio nacional. El Presupuesto asignado a la Fundación por Bs. 4.403,0 millones, también incluyen la logística de los eventos, (graduaciones y encuentros de coordinación, entre otros) y las becas e incentivos para la atención de vencedores (as), coordinadores, facilitadores y asesores integrales.

En cuanto a La Fundación Misión Sucre, los recursos para su funcionamiento serán transferidos a través del Fondo para las Misiones centralizados en el Ministerio del Poder Popular del Despacho de la Presidencia y el Ministerio del Poder Popular para la Educación Universitaria. El Presupuesto de Gastos para esta Fundación se estima en Bs. 1.019,9 millones, los cuales estarán dirigidos a fortalecer la Misión Sucre a los fines de dar respuesta al mandato constitucional que consagra el derecho al estudio, generar la construcción de una nueva ciudadanía, fortalecer el movimiento social, propiciar mayor pertinencia social de los aprendizajes y coadyuvar en la transformación del sistema de educación universitaria. Para ello se tiene previsto la ejecución de los siguientes proyectos: fortalecimiento de la formación socio política de las Organizaciones del Poder Popular Estudiantil; fortalecimiento de la educación universitaria municipalizada en el contexto de la territorialización; construcción de estructuras físicas para incrementar la municipalización de la educación universitaria, entre otros.

La Fundación de Edificaciones y Dotaciones Educativas (FEDE), mantiene acciones a su cargo, donde destacan: la construcción, rehabilitación, ampliación y mejoras de planteles en el Subsistema de Educación Básica, siguiendo los parámetros de calidad y excelencia tecnológica y la dotación de mobiliario escolar, equipos y unidades móviles de mantenimiento y seguridad. Para el logro de los mencionados proyectos estimó un presupuesto por Bs. 3.901,4 millones.

- **Vivienda, Desarrollo Urbano y Servicios Conexos**

Entre los Organismos que realizan actividades dirigidas a este sector tenemos: Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente, el Instituto Nacional de la Vivienda (Inavi) y la Corporación Venezolana de Guayana (CVG).

Para este sector se estiman gastos por Bs. 29.915,0 millones, con los cuales el sector llevará a cabo el desarrollo de obras públicas y equipamiento urbano, así como aquellas obras y proyectos destinados a solventar el déficit habitacional en el país, en el marco del reordenamiento territorial, contando con la participación de las comunidades organizadas. Entre los entes representativos de este sector, se destacan los siguientes:

Para el Instituto Nacional de Vivienda (Inavi), se estima un presupuesto de Bs. 13.660,9 millones, monto que le permitirá desarrollar la política habitacional que el Ejecutivo Nacional dirige en el marco de la Misión Vivienda. Para el año 2013, el

Instituto tiene establecido continuar con el Plan Especial de Emergencia de Viviendas y culminar la construcción de los desarrollos habitacionales a nivel nacional.

Por su parte, la Corporación Venezolana de Guayana (CVG) de su presupuesto de Bs. 4.103,3 millones, destina Bs. 726,8 millones para llevar a cabo la construcción de viviendas y la construcción, ampliación, reparaciones y mejoras de edificaciones públicas en la Zona de Desarrollo de Guayana; así como el saneamiento de aguas servidas.

Es importante destacar que la Misión Hábitat ejecuta sus proyectos con recursos provenientes del Fondo de Aportes del Sector Público (FASP), los cuales están bajo la administración del Banco Nacional de Vivienda y Hábitat (Banavih).

Igualmente, el Banavih dentro de sus líneas estratégicas destaca el financiamiento del Sistema Nacional de Vivienda y Hábitat (SNVH), con el fin de apoyar la Gran Misión Vivienda Venezuela, como parte de la política social que adelanta el Gobierno Nacional. Por lo tanto, en el conjunto de proyectos que plantea ejecutar para el año 2013, se destacan como principales los siguientes: la administración de los recursos financieros del SNVH, en garantía del cumplimiento de la referida Misión y el fortalecimiento de los planes, programas y proyectos de vivienda y hábitat. Para esta institución se prevé un presupuesto de Bs. 12.184,7 millones.

Por su parte, el Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (Samarn), dentro de las acciones a implementar para el ejercicio económico financiero 2013, se destacan: el saneamiento del Río Guaire (Fase III); el saneamiento y control del nivel del Lago de Valencia; plan de drenaje, control de inundaciones y manejo integral de las Cuencas Tributarias al Sur del Lago de Maracaibo y el fortalecimiento de capacidades nacionales para el manejo y disposición final de los residuos y desechos sólidos. Para cumplir con las acciones propuestas, se asignan Bs. 2.569,1 millones.

- **Salud**

En este importante sector el Gobierno Nacional continuará orientando sus esfuerzos a la integración del Sistema Público Nacional de Salud, dando prioridad a la promoción de la salud y a la prevención de las enfermedades, así como garantizar los compromisos asumidos a lo largo de los últimos años, siempre enmarcados en las Líneas Generales del Proyecto Nacional "Simón Bolívar". Para ello se estimaron recursos por Bs. 8.735,7 millones.

Los Organismos con mayor participación que ejecutan actividades dirigidas hacia este sector son: el Instituto Autónomo Hospital Universitario de Caracas (HUC), el Instituto Nacional de Higiene Rafael Rangel (Inhrr), el Instituto Nacional de Nutrición (INN), la Fundación de Edificaciones y Equipamiento Hospitalario (Fundeeh), Servicio Autónomo Hospital Universitario de Maracaibo (Sahum), la Fundación Misión Barrio Adentro, entre otros.

Para el año 2013, se prevé la ejecución de la Misión Barrio Adentro en sus diversas modalidades (I, II, III) en todo el territorio nacional, con el objeto de seguir garantizando el acceso pleno a servicios de salud integrales y de calidad a toda la población, destacándose la continuación de los siguientes proyectos: atención odontológica integral a la población; fortalecimiento de los Consultorios Populares en Barrio Adentro I a nivel nacional y la consolidación de la Red Ambulatoria Convencional (Centros de Diagnóstico Integral, Salas de Rehabilitación Integral y Centros de Alta

Tecnología), en el marco de Barrio Adentro II se tiene proyectado garantizar la atención diagnóstica y de rehabilitación integral a pacientes de escasos recursos, provenientes de los centros del primer nivel de atención, mediante la consolidación de la red ambulatoria especializada. Para ello se estiman Bs. 2.252,5 millones a la Fundación Misión Barrio Adentro, la cual tiene la ejecución de esta importante Misión.

A través de la Fundación de Edificaciones y Equipamiento Hospitalario (Fundeeh) se pretende continuar con las remodelaciones, reacondicionamiento y mejoras en la infraestructura física, equipos médicos y electromecánicos de la red hospitalaria a nivel nacional, que permitan potenciar y consolidar la primera etapa de la Misión Barrio Adentro III y así garantizar a la población su derecho constitucional a la salud. Para ello prevé en el presupuesto recursos por Bs. 2.068,5 millones.

El Instituto Nacional de Nutrición (INN), cumpliendo con su responsabilidad constitucional garantizará el derecho a la alimentación de acuerdo a los requerimientos y necesidades de la población, con énfasis en los grupos vulnerables y los sectores más excluidos en el ámbito nacional, plantea la educación masiva y protección alimentaria y nutricional. En tal sentido, con un presupuesto de Bs. 882,5 millones, tiene previsto ejecutar las siguientes acciones: evaluación del estado nutricional y sus factores condicionantes en la población venezolana, así como el valor nutricional de los alimentos en la misma alimentación; formación de técnicos, profesionales y especialistas en el área agroalimentaria y nutricional, con alto perfil social, que contribuyan a la construcción, rescate, valoración y promoción del nuevo paradigma de cultura alimentaria y nutricional del país; desarrollo de campañas publicitarias utilizando herramientas comunicacionales para la formación y consolidación de una cultura educacional que fortalezca la seguridad y soberanía alimentaria; establecimiento de una cultura alimentaria, nutricional y soberana, mediante la aplicación de normativas que regulen el funcionamiento de los servicios de alimentación y la creación de "Centros de Cultura Alimentaria y Nutricional" para la formación del talento humano y el poder popular en la materia y el fomento del consumo de comida sana, sabrosa, segura y soberana, a un precio justo y solidario, que contribuyan en mejorar el estado nutricional de la población venezolana, entre otras.

El Instituto Autónomo Hospital Universitario de Caracas (HUC), es una institución de salud destinado al servicio hospitalario público en sus tres niveles (atención primaria, general y especializada). Este centro asistencial espera, para el año 2013, atender oportunamente a 275.406 pacientes, a través de los diferentes servicios médicos que conforman la estructura hospitalaria del mismo, para lo cual cuenta con un presupuesto de Bs. 1.012,4 millones.

El Instituto Nacional de Higiene Rafael Rangel (Inhrr), con un presupuesto estimado de Bs. 425,2 millones tiene previsto desarrollar los siguientes proyectos: validación de procesos productivos, producción de inmunobiológicos e insumos relacionados; fortalecimiento del centro de referencia nacional y de la red de laboratorios de salud pública para el diagnóstico e investigación de enfermedades transmisibles; y vigilancia sanitaria de productos de uso y consumo humano con fines de registro y control sanitario.

El Servicio autónomo Hospital Universitario de Maracaibo (Sahum), tiene como objetivo el continuar proporcionando servicios de salud a la población en los aspectos: curativos, preventivos, promoción y rehabilitación de los grupos de usuarios con ayuda de los servicios auxiliares y de apoyo al diagnóstico, se prevé una meta estimada de atención de 265.860 personas, con un presupuesto de Bs. 732,6 millones.

- **Desarrollo Social y Participación**

Para este sector se asignan recursos por la cantidad de Bs. 14.829,4 millones, y está representado por los siguientes entes: el Instituto Nacional de Deportes (IND), el Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (Senifa), el Fondo de Ahorro Familiar e Inversión Social Hijos de Venezuela, la Fundación Propatria 2000 y la Fundación Programa de Alimentos Estratégicos (Fundaproal).

El Instituto Nacional de Deporte (IND) prevé recursos por Bs. 1.105,2 millones, para cumplir con los objetivos que en materia deportiva ejecuta: desarrollo de potencialidades en el deporte de rendimiento; mantenimiento y rehabilitación de las instalaciones deportivas; protección integral a los atletas, entre otros proyectos.

El Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (Senifa), prevé Bs. 893,2 millones, para continuar fortaleciendo la atención integral de calidad a 180.000 niños y niñas de 0 a 6 años de edad, familias y comunidad.

El Servicio Desconcentrado de Administración y Gestión del Fondo de Ahorro Familiar e Inversión Social "Hijos de Venezuela", orienta sus acciones al fortalecimiento socio-económico de las familias venezolanas en situación de pobreza crítica en el marco de la Gran Misión Hijos de Venezuela. A tal efecto, se le asignan recursos por el orden de Bs. 2.543,5 millones, para cumplir con las acciones planteadas.

A través de la Fundación Programa de Alimentos Estratégicos (Fundaproal) se pretende garantizar a la población venezolana el acceso oportuno y permanente a la alimentación, para lo cual lleva a cabo el Proyecto Casas de Alimentación, procurando así la seguridad alimentaria a los beneficiarios. Para ello se le asigna la cantidad de Bs. 1.348,3 millones.

- **Seguridad Social**

El objetivo principal de este sector, tiene como norte llevar a cabo el sistema de protección socio-económica que comprende: la atención médico-hospitalaria odontológica, las pólizas de Hospitalización, Cirugía y Maternidad (HCM), las pensiones y otras prestaciones, que en algunos Organismos incluye préstamos en dinero, e hipotecarios, los cuales se extienden a sus familiares más inmediatos. Se estima para ello Bs. 53.719,4 millones.

Entre los Organismos que realizan actividades dirigidas a este sector tenemos: el Instituto Venezolano de los Seguros Sociales (IVSS), el Instituto de Previsión Social de las Fuerzas Armadas Nacionales (Ipsfa), el Instituto de Previsión y Asistencia Social al Personal del Ministerio de Educación (Ipasme), entre otros.

El Instituto Venezolano de los Seguros Sociales (IVSS), es el mayor exponente de este sector, con un monto de Bs. 43.040,8 millones, cuyo objetivo medular es la seguridad social y la prestación de los servicios de salud. Impulsa una política dirigida al mejoramiento en el otorgamiento de las prestaciones dinerarias a largo y corto plazo e incorporación progresiva de ciudadanos y ciudadanas al Sistema de Seguridad Social, así como el fortalecimiento del Servicio de Asistencia Médica Integral de manera universal, solidaria y gratuita.

El Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (Ipasme), durante el año 2013 desarrollará un Sistema de Seguridad Social Integral orientado al mejoramiento permanente de la calidad de vida de los profesores, maestros y personal administrativo del Ministerio del Poder Popular para la Educación y

otros Organismos afiliados, mediante la prestación oportuna y eficiente de asistencia en sus requerimientos de afiliación, créditos hipotecarios o personales; médico-asistencial; recreativos, deportivos, y de ayudas socioeconómicas. Para ello prevé un presupuesto de gastos por Bs. 4.731,0 millones, con los cuales pretende conceder 23.553 créditos a sus afiliados, brindar atención asistencial a 6.479.197 personas, fortalecer la infraestructura del Instituto, entre otros.

El Instituto de Previsión Social de las Fuerzas Armadas Nacionales (Ipsfa), estima un presupuesto de gastos por Bs. 5.014,2 millones, para garantizar y prestar el bienestar social de los afiliados y familiares, en los términos establecidos en la Ley Orgánica de Seguridad Social de la Fuerza Armada.

6.6.3 Sectores Productivos

Conformado por los Entes cuyo objetivo primordial es la producción de bienes y servicios dirigidos hacia los sectores productivos, entre los cuales están: Energía, Minas y Petróleo, Industria y Comercio, Turismo y Recreación, Transporte y Comunicaciones y Agrícola. Se estima una asignación por Bs. 25.778,4 millones, con los cuales se tiene previsto dar continuidad al plan de desarrollo endógeno en las áreas de agricultura, la industria, el comercio, los servicios, el incremento de la producción, mejoras en las vías de comunicación, lo cual incluye la construcción, rehabilitación y desarrollo de la vialidad agrícola y urbana, así como la continuación de los proyectos ferroviarios y los sistemas de comunicación acuáticos y aéreos, entre otros.

CUADRO N° 6-36
CLASIFICACIÓN POR SECTORES PRODUCTIVOS DE LOS ENTES DESCENTRALIZADOS FUNCIONALMENTE DE LA REPÚBLICA, SIN FINES EMPRESARIALES
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

SECTORES	MONTO	PORCENTAJE
Agrícola	4.751,1	18,4
Transporte y Comunicaciones	13.982,5	54,3
Industria y Comercio	5.477,6	21,2
Energía, Minas y Petróleo	976,1	3,8
Turismo y Recreación	591,1	2,3
TOTAL	**25.778,4**	**100,0**

A continuación se reseñan los sectores más relevantes:

- **Agrícola**

  Entre los Organismos que realizan actividades dirigidas a este sector tenemos: Fondo Especial Ezequiel Zamora, Instituto Nacional de Hipódromo (INH), Instituto Nacional de Desarrollo Rural (Inder), entre otros, cuya política se enmarcará en: promover el manejo integrado de cuencas hidrográficas, el incremento de la producción agrícola, mejoras en la comercialización y distribución de los productos agrícolas, brindar la debida atención al productor en cuanto a los servicios de tecnologías, asegurar el equilibrio agroalimentario, mejorar los servicios de sanidad agropecuaria y de los alimentos, incentivar la actividad agropecuaria y de pesca artesanal, entre otros, para los cuales se estimaron presupuestos por Bs. 4.751,1 millones.

El Fondo Especial Ezequiel Zamora estimó presupuesto por Bs. 1.985,5 millones, a fin de fortalecer y financiar los proyectos de la Gran Misión Agro-Venezuela, para contribuir con el modelo agrario-socialista, estableciendo condiciones favorables para el financiamiento a los productores y productoras, coadyuvando al fortalecimiento de la soberanía y seguridad alimentaria de la Nación.

Al Instituto Nacional de Desarrollo Rural (Inder), le corresponde ser el Ente público promotor del desarrollo rural integral del país, para lo cual continuará activando los procesos democráticos participativos y de compromiso con los productores y comunidades rurales; además de construir, rehabilitar y mantener la infraestructura productiva de los sistemas de riego, saneamiento de tierras, vialidad y servicios básicos de apoyo a la producción agrícola nacional. Este Organismo prevé recursos por Bs. 416,7 millones.

Por su parte, el Instituto Nacional de Hipódromo (INH), teniendo como norte los objetivos estratégicos del Proyecto Nacional Simón Bolívar, su gestión estará centrada en continuar y profundizar las transformaciones sociales y económicas iniciadas en el ejercicio fiscal anterior. En éste sentido, con los recursos asignados por Bs. 852,5 millones, se dará continuidad a las actividades relacionadas con el fomento y mejora de la especie equina dentro del país, y promover actividades con propósito social, cultural y deportivo.

- **Transporte y Comunicaciones**

Entre los Organismos que realizan actividades dirigidas a este sector tenemos: Instituto de Ferrocarriles del Estado (IFE), el Instituto Postal Telegráfico de Venezuela (Ipostel), el Instituto Aeropuerto Internacional de Maiquetía e Instituto Autónomo Comisión Nacional de Telecomunicaciones (Conatel), entre otros.

Se estiman gastos para este sector por Bs. 13.982,5 millones, para lo cual se prevé llevar a cabo proyectos y obras de orden estratégico en materia de vialidad, circulación, tránsito y transporte terrestre, acuático y aéreo, sistemas de transporte masivo y ferroviario nacional.

El Instituto de Ferrocarriles del Estado (IFE), prevé recursos para el 2013 por Bs. 2.084,2 millones, para continuar impulsando la ejecución del Plan Nacional de Desarrollo Ferroviario, cuyos proyectos apuntalan a la construcción del Sistema Central Ezequiel Zamora, tramo Puerto Cabello – La Encrucijada; el Sistema Centro Sur, tramo San Juan de los Morros – San Fernando de Apure; el Sistema Centro Sur, tramo Chaguaramas – Cabruta y el Sistema Eje Norte Llanero Emilio Arévalo Cedeño, tramo Tinaco – Anaco.

Igualmente, se rehabilitará el Sistema Centro – Occidental Simón Bolívar, tramo Puerto Cabello – Barquisimeto – Yaritagua – Acarigua – Turín; así como garantiza la operatividad del tramo Barquisimeto – Yaritagua y del Sistema Central Ezequiel Zamora, tramo Caracas – Cúa, ejecutando directrices que satisfagan las diferentes necesidades de atención al usuario de manera eficiente, tanto en carga como en el transporte de pasajeros.

En cuanto a lo que el transporte aéreo se refiere, el Instituto Aeropuerto Internacional de Maiquetía (IAIM) con un presupuesto de Bs. 1.044,5 millones, tendrá como objetivo principal el mantenimiento de los estándares de seguridad operacional mediante: la atención de todos los servicios inherentes al movimiento de aeronaves, pasajeros y carga; el diseño e implementación de programas de mantenimiento preventivo y

correctivo de las instalaciones, equipos, áreas de pistas y zonas verdes; la adquisición de equipos y sistemas destinados a lograr la necesaria plataforma tecnológica; la ejecución e inspección de obras orientadas en su conjunto a mantener la categoría del aeropuerto y la certificación, entre otras acciones.

El Instituto Autónomo Comisión Nacional de Telecomunicaciones (Conatel), contará con recursos presupuestarios por el orden de Bs. 1.302,3 millones para llevar a cabo los siguientes proyectos: Formulación, financiamiento y seguimiento de las obligaciones de Servicio Universal de Telecomunicaciones; Financiamiento de los proyectos presentados por los productores nacionales e independientes; Fortalecimiento de los medios comunitarios en el marco de la comunicación popular; Fortalecimiento de la presencia regional de Conatel en el Territorio Nacional; entre otros.

El Instituto Postal Telegráfico de Venezuela (Ipostel) destina recursos por el orden de Bs. 1.334,8 millones, para la diversificación y modernización de los servicios postales en el marco de la nueva institucionalidad; el fortalecimiento de la regulación y control de la actividad postal privada.

Por su parte, la Fundación Propatria 2000 estima un presupuesto de Bs. 4.259,0 millones, de los cuales prevé para este sector Bs. 2.121,3 millones para dar continuidad a la construcción, instalación y mantenimiento de puentes, carreteras, autopistas y vías expresas a nivel nacional.

- **Industria y Comercio**

Se estiman recursos por Bs. 5.477,6 millones, para este sector. Entre los Organismos que conforman el mismo se registran: las Corporaciones de Desarrollo Regional (Corpocentro, Corpovargas, Corpozulia, Corpollanos, Corpoandes), Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (Inapymi), entre otros, cuyos programas y proyectos de inversión están contemplados en los lineamientos del Plan Nacional de Desarrollo Económico y Social 2007-2013 formulados conjuntamente con otras instituciones y con la participación de las comunidades, orientadas a promover actividades que conlleven al desarrollo de proyectos generadores de valor agregado y empleo por regiones, así como expandir la economía social asegurando una participación eficiente del Estado en la economía. Para hacer efectiva estas acciones se asignan a las Corporaciones Bs. 3.800,7 millones.

Las acciones más importantes a desarrollar por este sector estarán dirigidas en términos generales durante el año 2013 a: desarrollar el tejido industrial nacional para la satisfacción de necesidades prioritarias de la población fortaleciendo los sectores de manufactura y otros servicios; consolidar el carácter endógeno de la economía; promocionar el desarrollo armónico, endógeno, integral, sustentable y sostenido de las regiones a través de las Corporaciones de Desarrollo; incrementar la producción nacional de ciencia, tecnología e innovación hacia necesidades y potencialidades del país; impulsar el desarrollo productivo integral de las industrias básicas garantizando que estas industrias sirvan de palanca para el desarrollo endógeno, potenciar el desarrollo económico y social de las regiones, entre otros.

El Instituto Nacional para el Desarrollo de la Pequeña y Mediana Industria (Inapymi), como encargado de la aprobación y promoción de programas de financiamiento a los fines de desarrollar la Economía Productiva Socialista estima recursos para el año 2013 por Bs. 706,1 millones, los cuales serán destinados a ejecutar actividades orientadas a atender las necesidades de asistencia técnica, financiera y acompañamiento integral para el mejoramiento de las Pymis y Unidades de Propiedad Social; otorgar

financiamiento socio productivo a los proyectos enmarcados dentro de las Pymis y cooperativas; desarrollar centros de comercialización y distribución para garantizar la conformación de la cadena productiva a las pequeñas y medianas industrias y unidades de producción social.

6.6.4 Sector Servicios Generales

Conformado por los sectores de Seguridad y Defensa y Dirección Superior del Estado, cuya política presupuestaria para el 2013 se enfoca hacia la coordinación de acciones tendentes a la definición, dirección, supervisión y control de las políticas económicas, fiscales y financieras por parte del Poder Ejecutivo y Legislativo y las relacionadas con la seguridad y defensa del Estado.

Se estima para el sector gastos por Bs. 18.048,1 millones, recursos estos que permitirán acelerar el saneamiento y modernización de las aduanas; el fortalecimiento de los mecanismos de supervisión de la actividad bancaria y aseguradora; la promoción, regulación y supervisión del mercado de capitales; ejercer los controles migratorios y de identidad a nivel nacional; el desarrollo de estadísticas económicas, sociales, poblacionales; funcionamiento y administración de los registros y notarías, entre otros.

En el cuadro N° 6-37 se muestra la distribución al Sector Servicios Generales de los entes descentralizados:

CUADRO N° 6-37
CLASIFICACIÓN POR SECTORES DE SERVICIOS GENERALES DE LOS ENTES DESCENTRALIZADOS FUNCIONALMENTE DE LA REPÚBLICA, SIN FINES EMPRESARIALES
PROYECTO DE LEY DE PRESUPUESTO AÑO 2013
(Millones de Bolívares)

SECTORES	MONTO	PORCENTAJE
Dirección Superior del Estado	13.486,9	74,7
Seguridad y Defensa	4.561,2	25,3
TOTAL	**18.048,1**	**100,0**

- **Dirección Superior del Estado**

El sector está conformado por los siguientes Organismos: el Servicio Nacional Integrado de Administración Aduanera y Tributaria (Seniat), la Superintendencia de la Actividad Aseguradora, el Fondo de Protección Social de los Depósitos Bancarios (Fogade), la Superintendencia de las Instituciones del Sector Bancario, entre otros.

El Servicio Nacional Integrado de Administración Aduanera y Tributaria (Seniat), estima un presupuesto por Bs. 3.606,2 millones, destinados a la ejecución de la fase del fortalecimiento de los proyectos: Sistema Tributario Socialista 2do. momento, que permitirá reorientar la gestión de fiscalización y el cobro, incorporando procesos que permitan erradicar las prácticas más complejas de evasión, y el Sistema Aduanero Socialista 2do. momento, para articular el control aduanero con la visión de seguridad y soberanía integral de la Nación, aplicando procesos que regulen el ingreso y la salida de mercancías y bienes, en atención a las políticas dictadas por el Ejecutivo Nacional.

El Fondo de Protección Social de los Depósitos Bancarios (Fogade), tiene previsto durante el año 2013 garantizar los depósitos del público y ejercer la función de liquidador de bancos, entidades de ahorro y préstamo e instituciones financieras regidas

por la Ley de Instituciones del Sector Bancario, y las empresas relacionadas al grupo financiero; se prevé un presupuesto por Bs. 7.470,1 millones.

La Superintendencia de las Instituciones del Sector Bancario (Sudeban), con un presupuesto de gastos de Bs. 970,8 millones para el 2013, continuará mejorando los procedimientos y servicios administrativos conforme a las políticas fijadas por el Ejecutivo Nacional, a fin de mejorar la supervisión, regulación e inspección de las instituciones financieras, con el objeto de preservar los intereses de los depositantes y coadyuvar a la estabilidad del sistema financiero.

Además, Sudeban proporcionará al público en general, la atención integral, oportuna y efectiva, en materia de denuncias, reclamos y consultas, relacionadas con las operaciones del sistema bancario, con el objetivo de garantizar el cumplimiento de las necesidades sociales, económicas y de justicia de los ciudadanos y ciudadanas del Estado venezolano.

La Superintendencia de la Actividad Aseguradora tiene previsto la ejecución de los siguientes proyectos: Fortalecimiento de los mecanismos de supervisión preventiva e integral del sistema asegurador venezolano; Reforzamiento de la infraestructura tecnológica de la Superintendencia, entre otros, lo que permitirá cumplir con el objeto de controlar, vigilar, supervisar, autorizar y regular la actividad aseguradora del país. Se asignarán Bs. 842,1 millones para cumplir con los proyectos propuestos.

6.6.5 Gastos No Clasificados Sectorialmente

Para este sector se prevé recursos por la cantidad de Bs. 21.277,0 millones, conformado por los aportes que recibe el Fondo de Compensación Interterritorial (FCI) del Ejecutivo Nacional.

Es importante señalar que, el FCI fue creado como un servicio desconcentrado sin personalidad jurídica, cuyo norte está orientado al financiamiento de las inversiones públicas para promover el desarrollo equilibrado de las regiones, al diseño de políticas e iniciativas de desarrollo de las entidades político territoriales y a la realización de obras y servicios esenciales en las regiones y las comunidades. Todo esto permitirá continuar con el proceso de descentralización que adelanta el Ejecutivo Nacional.

Capítulo 7

ÁMBITO REGIONAL

EXPOSICIÓN DE MOTIVOS 2013

Capítulo 7

ÁMBITO REGIONAL

7.1 Consideraciones Generales

La República Bolivariana de Venezuela, de acuerdo con la Constitución Nacional, es un Estado Federal descentralizado, fundamentado en los principios de integridad territorial, cooperación, solidaridad, concurrencia y corresponsabilidad. En este sentido la gestión pública opera en los niveles central y descentralizado a fin de profundizar y democratizar el poder, con alcance a las comunidades como mecanismo estratégico para lograr los fines de Estado.

Los estados, Distritos Capital y Alto Apure, municipios y el recién creado Territorio Insular Francisco de Miranda, comprenden unidades de gobierno delimitadas en cada una de sus jurisdicciones, los cuales vienen a complementar la gestión del gobierno central, a fin de facilitar y garantizar la interacción entre los entes gubernamentales centrales y la comunidad, para fortalecer, profundizar, intensificar, y concretar acciones para la consecución de medios materiales y humanos que permitan la materialización de los planes y proyectos de inversión social y productiva en el ámbito regional.

Con la reciente creación del Territorio Insular Francisco de Miranda, en atención a lo establecido en la Constitución de la República Bolivariana de Venezuela, se viene a reforzar la acción gubernamental en cada uno de los espacios insulares que lo constituyen, a fin de abordar los problemas sociales, económicos, de infraestructura y ambientales que padece su población, como consecuencia de su fragilidad ambiental y de su aislamiento del resto del territorio nacional, dada su importancia en la seguridad y soberanía nacional.

Los niveles de gobierno se ejercen en los 23 Estados, el Distrito Capital, el Territorio Insular Miranda y los 335 municipios. Sus ingresos y competencias quedan claramente establecidos en la Constitución de la República Bolivariana de Venezuela. En tal sentido, en las Leyes de Presupuesto de cada ejercicio fiscal quedaran establecidas las asignaciones y fuentes de recursos provenientes del ejecutivo nacional, de los cuales dispondrán cada año cada una de las entidades federales.

De igual forma, en los procesos de planificación y presupuesto a desarrollar en cada una de las entidades federales, deberán establecerse objetivos y metas enmarcados en las Líneas estratégicas del Proyecto Nacional Simón Bolívar, Primer Plan Socialista (PPS) 2007-2013; con el objeto de facilitar el cumplimiento de los fines del Estado y fortalecer la gestión pública con una visión armónica, partiendo de las demandas de bienes y servicios presentadas por las comunidades organizadas.

Específicamente, la política presupuestaria establecida para regir el proceso de formulación de la Ley de Presupuesto de Ingresos y Gastos para el ejercicio fiscal 2013, prevé que los recursos asignados estén dirigidos prioritariamente a fomentar la inversión social, fortalecer la infraestructura física y dotación urbana y rural, así como honrar las obligaciones laborales con los trabajadores y trabajadoras, como elementos dinamizadores de una gestión pública social, económica, cultural, humanista, eficiente y de interés colectivo en todo el territorio de la República Bolivariana de Venezuela.

Importante en este ámbito regional, es la vigencia de Ley Orgánica del Consejo Federal de Gobierno, que viene a regular la organización, funcionamiento y competencias de este órgano constitucional de carácter interterritorial, encargado de la planificación y coordinación de políticas y acciones para el desarrollo del proceso de descentralización y transferencia de competencias del Poder Nacional a los estados y municipios. Para cumplir su cometido se crea el Fondo de Compensación Interterritorial, hoy transformado en Ente adscrito al Consejo Federal de Gobierno. Por otra parte, también se crean las oficinas técnicas regionales que brindarán apoyo y asesoría a las entidades federales en el proceso de formulación, financiamiento y ejecución de los proyectos de inversión a ejecutarse con los recursos asignados.

Complementariamente, en los estados también cumplen funciones las Fundaciones adscritas al Ministerio de Ciencia y Tecnología, al igual que las Corporaciones de Desarrollo (Corpocentro, Corpollanos, Corpoandes, Corpozulia y Corpolara), adscritas a la Vicepresidencia de la República; y la Corporación Venezolana de Guayana (CVG), adscrita al Ministerio del Poder Popular de Industrias; que funcionan como un brazo de apoyo en materia de desarrollo socioeconómico, y en ciencia y tecnología, que permite una política integral y de corresponsabilidad para fomentar la cooperación nacional.

Esta es la perspectiva del desarrollo regional, dirigida a promover, por vía de la descentralización desconcentrada, un desarrollo humano sostenible; mediante el mejoramiento de la distribución territorial del ingreso, sobre la base del aprovechamiento de las potencialidades de cada región, estado, distrito o municipio, que se exprese, espacialmente, en una ocupación racional, armónica y eficiente del territorio para lograr una distribución equilibrada de las actividades productivas, las inversiones para las generaciones actual y futura, y un verdadero desarrollo institucional, a fin de avanzar hacia una sociedad socialista, democrática, participativa y protagónica.

7.2 Planificación y coordinación interterritorial de políticas de financiamiento para el desarrollo regional

7.2.1 Consejo Federal de Gobierno

La Ley Orgánica del Consejo Federal de Gobierno (Locfg), publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 5.963 Ext. de fecha 22/02/2010, constituye un instrumento normativo mediante el cual, se regula la organización y funcionamiento de este órgano constitucional de carácter interterritorial, encargado de la planificación y coordinación de políticas y acciones para el desarrollo del proceso de descentralización y transferencia de competencias del Poder Nacional a los estados y municipios. Dentro de sus atribuciones, se le confiere al Consejo Federal de Gobierno establecer los lineamientos que se aplicarán en los procesos de transferencia de las competencias y atribuciones de las entidades territoriales, hacia las organizaciones de base del Poder Popular, los cuales serán vinculantes para las entidades territoriales. Mediante esta Ley, se crea el Servicio Desconcentrado Fondo de Compensación Interterritorial (FCI), destinado al financiamiento de inversiones públicas, para promover el desarrollo equilibrado de las regiones. Los recursos que se destinarán a este Fondo serán discutidos y aprobados por el Consejo Federal de Gobierno con base en los desequilibrios regionales.

La Locfg, impone que las acciones del Consejo Federal de Gobierno, se desarrollen con fundamento en los principios de justicia social, participación ciudadana, protección de la integridad territorial, desarrollo sustentable, cooperación entre las entidades públicas territoriales, corresponsabilidad, interdependencia, solidaridad y concurrencia. Igualmente, destaca que la transferencia de competencias es la vía para lograr el fortalecimiento de las

organizaciones de base del Poder Popular y el desarrollo armónico de los Distritos Motores de Desarrollo y regiones del país, en el marco del Plan de Desarrollo Económico y Social de la Nación 2007-2013.

Con fecha 12/04/2011, se dictó el Decreto N° 8.146 por el cual se reforma el Reglamento de la Ley del Consejo Federal de Gobierno, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.655 de fecha 13/04/2011, aprobado originalmente mediante Decreto N° 7.036 de fecha 09/03/2010, y publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.382, de esa misma fecha. Reglamento que tiene por finalidad regular la organización y funcionamiento de este órgano constitucional y de las instancias que lo conforman, así como las formas de coordinación de políticas y acciones entre las entidades político territoriales y las organizaciones de base del poder popular en él representadas, a fin de alcanzar un equilibrado desarrollo regional del país, mediante una justa distribución de los recursos naturales; la creación de los Distritos Motores de Desarrollo y un régimen de transferencias entre dichas entidades, y de estas hacia las comunidades organizadas y otras organizaciones de base del poder popular. Las disposiciones de este Reglamento son aplicables a todas las instancias que conforman el Consejo Federal de Gobierno, las entidades político-territoriales y las organizaciones de base del Poder Popular que lo integran, en el ámbito territorial y social donde ejercen sus actividades.

Del Consejo Federal de Gobierno depende el Fondo de Compensación Interterritorial (FCI), destinado al financiamiento de inversiones públicas para promover el desarrollo equilibrado de las regiones, la cooperación y complementación de las políticas e iniciativas de desarrollo de las distintas entidades públicas territoriales, y apoyar especialmente la dotación de obras y servicios esenciales en las regiones y comunidades de menor desarrollo relativo. El Consejo Federal de Gobierno, con base en los desequilibrios regionales, discutirá y aprobará anualmente los recursos que se destinarán al FCI y las áreas de inversión prioritarias a las cuales se aplicarán dichos recursos.

Asimismo, se contará según la Reforma reglamentaria del mes de Abril de 2011, con nueve (9) regiones en el país, Occidental 1 y Occidental 2; Central 1 y Central 2; Llanos 1 y Llanos 2; Centro Occidental; Oriental y del Sur, en cada una de las cuales habrá una Oficina Técnica Regional (OTR), dirigida por un Coordinador o Coordinadora Regional y designado por la Secretaría del Consejo Federal de Gobierno, también existirá una gerencia técnica regional de proyectos, una gerencia de política y planificación, un cuerpo de inspectores, y una unidad básica de gestión administrativa.

De igual forma, se establecerá en cada estado del país una Unidad Receptora Estadal, dirigida por un Coordinador o Coordinadora Estadal. Tales Unidades estarán conformadas por un pequeño equipo multidisciplinario integrado por funcionarios y funcionarias de las oficinas estadales de los Ministerios del Poder Popular quienes actuarán en comisión de servicio. Las entidades político territoriales podrán poner a disposición de las Unidades Receptoras Estadales el personal técnico calificado que preste servicios a dedicación exclusiva.

Novedosa también es la idea de la articulación de proyectos a todos los niveles con los respectivos planes; es decir, la ley, y particularmente su Reglamento, exige como condición que cada uno de los proyectos presentados por las organizaciones comunitarias, así como por las Alcaldías y Gobernaciones, estén alineados al Plan de Desarrollo Económico y Social de la Nación, al Plan Estadal de Desarrollo, al Plan Municipal de Desarrollo y al Plan Comunitario.

En la Gaceta Oficial N° 39.907 de fecha 23 de abril de 2012, se publica la Reforma Parcial del Reglamento Orgánico de la Secretaría del Consejo Federal de Gobierno y el Fondo de Compensación Interterritorial, observándose la transformación del Fondo de Compensación Interterritorial en un servicio desconcentrado sin personalidad jurídica y con autonomía funcional, administrativa, de gestión y financiera, dependiente e incorporado al Consejo Federal de Gobierno, que tendrá su patrimonio separado del presupuesto de gastos de la República.

Igualmente, se crean dos (2) nuevos apartados especiales del Fondo de Compensación Interterritorial que son el Fondo Autogestionario de Vivienda y Hábitat y Economía Productiva y el Fondo Zamorano para el Desarrollo Territorial.

- **Fondo autogestionario de vivienda y hábitat y economía productiva**

  Es un apartado especial cuyo objetivo principal será garantizar recursos de carácter retornables destinado al financiamiento de los proyectos de infraestructura que sean requeridos por las organizaciones de base del Poder Popular, en materia de construcción, adquisición o remodelación de viviendas, así como proyectos de inversión productiva aprobados por la Secretaría del Consejo Federal de Gobierno. También podrán ser determinados por el Presidente de la República con base a las circunstancias económicas y las necesidades de financiamiento requeridos por este tipo de proyectos.

  Los recursos del apartado Fondo Autogestionario De Vivienda y Hábitat y Economía Productiva estarán constituidos por:

  - Los recursos que de manera acordada sean retornados por las organizaciones de base del Poder Popular, que sean beneficiadas por la ejecución de los proyectos
  - Los aportes que sean transferidos desde el Apartado Especial para el Fortalecimiento del Poder Popular, establecido en el reglamento orgánico de la Ley Orgánica del Consejo Federal de Gobierno
  - Los ingresos ordinarios o extraordinarios que determine el Ejecutivo Nacional.

- **Fondo zamorano para el desarrollo territorial**

  Es un apartado especial cuyos recursos serán destinados para la ejecución de proyectos integrales, así como para el financiamiento, cofinanciamiento, estudios, ejecución y desarrollos de proyectos en las siguientes áreas:

  - Incentivo al nuevo modelo económico productivo
  - Transformación integral del hábitat
  - Fortalecimiento del desarrollo regional equilibrado
  - Estimulación de la creación de las Comunas y los Distritos Motores de Desarrollo
  - Consolidación de los espacios para el socialismo.

  Los recursos del Apartado Especial Fondo Zamorano para el Desarrollo Territorial estarán constituidos por:

- Hasta el setenta por ciento (70%) de los recursos extraordinarios destinados al Apartado Especial para el Fortalecimiento del Poder Popular y al Apartado Especial para el Fortalecimiento Institucional

- Los recursos no comprometidos en el ejercicio fiscal, provenientes del Apartado Especial para la inversión de las entidades político territoriales, el Apartado Especial para el Fortalecimiento del Poder Popular y al Apartado Especial para el Fortalecimiento Institucional

- Los ingresos ordinarios o extraordinarios que determine el Ejecutivo Nacional.

Los proyectos de las entidades político territoriales podrán ser cofinanciados con recursos del Fondo Zamorano para el Desarrollo Territorial, siempre y cuando sea incluido el Poder Popular en su ejecución.

Los proyectos financiados, cofinanciados y ejecutados por el Apartado Especial Fondo Zamorano para el Desarrollo Territorial y el Fondo Autogestionario de Vivienda y Hábitat y Economía Productiva, serán objeto de control, fiscalización y seguimiento del Consejo Federal de Gobierno.

- **Autoridades Únicas Distritales**

  Los Distritos Motores de Desarrollo, que sean creados por el Presidente de la República de acuerdo a las disposiciones establecidas en la Ley del Consejo Federal de Gobierno y su Reglamento, serán administrados por Autoridades Únicas, que tendrán carácter de servicios desconcentrados, sin personalidad jurídica con capacidad de administración presupuestaria, administrativa y financiera, incorporadas a la estructura orgánica del Consejo Federal de Gobierno.

  En la Gaceta Oficial N° 40.002 de fecha 6 de septiembre de 2012, esta publicada la Reforma del Reglamento de la Ley Orgánica del Consejo Federal de Gobierno referida a los mencionados Distritos Motores de Desarrollo.

  Una de las prioridades del Consejo Federal de Gobierno y del proyecto bolivariano para el año 2013, es poder financiar, impulsar y supervisar que se cumplan al máximo todas las inversiones previstas y prioritarias entre ellas las que tienen que ver con la misión vivienda y la construcción de viviendas dignas y suficientes a lo largo y ancho del territorio, con el aporte y la cooperación de los gobiernos regionales y locales y fundamentalmente con el apoyo del poder popular.

7.2.1.1 Fondo de Compensación Interterritorial (FCI)

El Fondo de Compensación Interterritorial (FCI) que surge en el marco de la Constitución de la República Bolivariana de Venezuela del año 1999, se presenta como un novedoso y avanzado sistema de financiamiento al desarrollo regional y territorial, llamado a funcionar bajo los principios de transparencia, simplicidad, productividad, control y rendición de cuentas, y al mismo tiempo, alejado de los tradicionales y anacrónicos mecanismos creados para financiar la descentralización, cuya tendencia conllevaba a la profundización de las desigualdades regionales, a la concentración de la población y la riqueza, en los focos de producción y desarrollo políticamente mejor favorecidos, en detrimento de aquellos espacios geográficos, que aunque con mucho potencial de recursos, sus indicadores registran históricos y precarios niveles de desarrollo.

Esta estructura financiera administrada por la Secretaría del Consejo Federal de Gobierno, diseñada bajo estrictos y rigurosos criterios de igualdad y justicia social, se crea con la finalidad de garantizar el financiamiento de las inversiones públicas para promover el desarrollo equilibrado de las regiones, la cooperación y complementación de las políticas e iniciativas de desarrollo de las distintas entidades públicas territoriales y la realización de obras y servicios esenciales en las regiones y comunidades de menor desarrollo relativo.

Los ingresos que conformarán la estructura financiera del FCI, provendrán de las siguientes fuentes: Los aportes que le suministre el Poder Ejecutivo Nacional; los recursos que le asignen las entidades políticas territoriales; los demás ingresos que obtenga por su propia gestión o administración o que reciba de las donaciones de cualquier naturaleza que le sean efectuadas; los provenientes de las asignaciones establecidas por otras leyes, tales como, las correspondientes a la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.

Sobre este particular, es importante resaltar que para el año 2013, la estructura básica de los ingresos del FCI, estará conformada por los recursos que provienen de la aplicación de la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos vigente, publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 5.991, Ext. de fecha 29/07/2010, y los otorgados por el Ejecutivo Nacional provenientes del 15 por ciento de la recaudación estimada por Impuesto al Valor Agregado (IVA).

7.2.2 Política de Financiamiento del Consejo Federal de Gobierno

La política de financiamiento del Consejo Federal de Gobierno a las entidades político territoriales y a las organizaciones de base del Poder Popular, en la búsqueda de promover el desarrollo equilibrado de las regiones, y apoyar especialmente la dotación de obras y servicios esenciales en las regiones y comunidades de menor desarrollo relativo, se define tomando en consideración las disposiciones tanto de la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos (LAEE), publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 5.991 Ext. de fecha 29/07/2010, que derogó la anterior Ley de igual denominación, publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 5.824 Ext. de fecha 13/10/2006; como las del Reglamento de la Ley del Consejo Federal de Gobierno, en cuanto a la determinación y distribución de los dos componentes de ingresos (Asignaciones económicas especiales derivadas de minas e hidrocarburos y el 15 por ciento del IVA), que conforman el Fondo de Compensación Interterritorial.

La nueva LAEE, a diferencia de la anterior que tenía como finalidad establecer el régimen de asignaciones económicas especiales derivadas de minas e hidrocarburos, en beneficio de los estados, de los municipios, del Distrito Metropolitano de Caracas, del Distrito Alto Apure y de los Consejos Comunales, trasciende su ámbito de regulación para incluir a las organizaciones de base del poder popular, en sus distintas manifestaciones, como beneficiarias de dichas asignaciones económicas especiales, con la novedad de que estos recursos formarán parte de los ingresos del Fondo de Compensación Interterritorial.

De esta manera, para el cálculo de las asignaciones económicas especiales derivadas de minas e hidrocarburos, que formarán parte de la masa de ingresos ordinarios estimados por Ejecutivo Nacional en la Formulación del Proyecto de Ley de Presupuesto Nacional, de acuerdo con esta nueva legislación, se procede de la siguiente forma:

- Del monto total de los ingresos fiscales recaudados durante el respectivo ejercicio presupuestario, por concepto de tributos y regalías contemplado en la Ley Orgánica de Hidrocarburos y en el Decreto con Rango y Fuerza de Ley de Minas, se deducirá el

monto correspondiente por concepto de Situado Constitucional. Del monto resultante se constituirá un apartado presupuestario equivalente a un porcentaje mínimo del veinticinco por ciento (25%) de dicho monto, correspondiente a asignaciones económicas especiales derivadas de minas e hidrocarburos. Este monto discriminará la cantidad proveniente por el Decreto con Rango y Fuerza de Ley de Minas y la cantidad proveniente por Ley Orgánica de Hidrocarburos

- Determinadas las asignaciones económicas especiales provenientes de la Ley Orgánica de Hidrocarburos, se deducirá una cantidad equivalente al cinco por ciento (5%) a partir del cual se constituirá un apartado presupuestario como asignación adicional para las entidades político - territoriales en cuyo territorio se realicen procesos de refinación de hidrocarburos y procesos petroquímicos. Estos recursos se consolidarán en un único monto y se distribuirán de acuerdo con la proporción de volúmenes de crudo refinados en cada estado, en el ejercicio fiscal anterior

- Del monto resultante, luego de efectuada esta deducción, se destinará el setenta por ciento (70%) a los Estados en cuyo territorio se encuentran situados yacimientos de hidrocarburos, y el treinta por ciento (30%) restante, entre aquellos estados en cuyo territorio no existen dichos yacimientos. Por su parte, la distribución de las asignaciones económicas especiales provenientes de la explotación de minas, se hará en forma proporcional entre los estados en cuyos territorios se encuentren situados yacimientos mineros, sobre la base de los niveles de producción que se generen en cada estado.

Adicionalmente, a los efectos de esta distribución, la Secretaría del Consejo Federal de Gobierno aplicará el Índice Relativo de Desarrollo (IRD), tomando como base las variables necesarias que permitan determinar los desequilibrios territoriales, entre otras, las que tienen que ver con el Índice de Desarrollo Humano (IDH), el ingreso per - cápita, el índice de pobreza y el esfuerzo tributario relativo, y en todo caso, con base en los porcentajes y criterios establecidos por la Secretaría del Consejo Federal de Gobierno, atendiendo a mecanismos que garanticen la superación de las diferencias y desventajas entre las distintas entidades político territoriales y aseguren la compensación de éstas.

De las asignaciones económicas especiales derivadas de minas e hidrocarburos que tengan por origen créditos adicionales, aportados como remanentes no programados ni presupuestados en el ejercicio fiscal inmediatamente anterior, se distribuirán treinta por ciento (30%) para los estados, veinte por ciento (20%) para los municipios, y cincuenta por ciento (50%) para las organizaciones de base del Poder Popular.

Por otra parte, en el Reglamento de la Ley del Consejo Federal de Gobierno se establecen los apartados presupuestarios y financieros provenientes del quince por ciento (15%) del IVA, que se destinarán a promover el desarrollo equilibrado de las regiones, la cooperación y complementación de las políticas e iniciativas de desarrollo de las distintas entidades públicas territoriales y la realización de obras y servicios esenciales en las regiones y comunidades de menor desarrollo relativo. A tal efecto se constituyen los siguientes apartados:

- Un apartado especial para el impulso de los distritos motores de desarrollo, destinado a la inversión en los proyectos que se estimen pertinentes en el ámbito de los referidos Distritos, cuya fuente principal serán los recursos asignados por el Ejecutivo Nacional, Estadal y Municipal

- Un apartado especial para la inversión en los Estados y Municipios, destinado al financiamiento de proyectos de infraestructura, sociales, de servicios, productivos y científicos tecnológicos, presentados por las entidades político territoriales en las áreas

de infraestructura, sociales, de servicio y productivos de acuerdo a los planes estadales y municipales de desarrollo, en concordancia con los planes de la Nación y los planes sectoriales; cuya fuente principal serán los recursos provenientes del sesenta y cinco por ciento (65%) de los ingresos correspondientes al quince por ciento (15%) del Impuesto al Valor Agregado (IVA) recaudado anualmente, distribuidos de la siguiente manera: treinta y siete por ciento (37%) para los Estados y veintiocho por ciento (28%) para los Municipios

- Un apartado especial para el fortalecimiento del poder popular destinado a la consolidación de la base económica comunitaria, mediante el financiamiento de proyectos productivos, y proyectos de infraestructura menor, así como para la edificación de obras de infraestructura necesarias para el mejoramiento del hábitat comunitario, identificadas como prioritarias en el marco de un diagnóstico participativo, cuya fuente principal serán los recursos provenientes del treinta por ciento (30%) correspondiente del quince por ciento (15%) del IVA recaudado anualmente

- Un apartado especial para el fortalecimiento institucional, de las entidades político territoriales mediante: a) la homologación de los planes de modernización tecnológica, y automatización, b) el desarrollo de programas de actualización catastral, sistemas de información geográfica, planes de ordenación territorial y urbana y de las áreas de recaudación fiscal (patente de industria y comercio, impuesto a inmuebles urbanos, patente de vehículos), c) el favorecimiento de la consolidación de los espacios de reunión y funcionamiento de los Consejos Comunales y las Comunas, d) el desarrollo de programas de seguridad de personas y bienes, entre otras iniciativas asociadas, cuya fuente principal serán los recursos provenientes del 5 por ciento correspondiente al 15 por ciento del IVA recaudado anualmente.

El Consejo Federal de Gobierno, por órgano de la Secretaría, decidirá sobre la aprobación de los proyectos presentados por las entidades político - territoriales y las organizaciones de base del Poder Popular. Para ello, la Secretaría del Consejo Federal de Gobierno elaborará un baremo contentivo de los criterios técnicos y políticos necesarios para la correspondiente aprobación de proyectos, el cual será de estricto cumplimiento. Los criterios técnicos del baremo contendrán entre otros, el formato de formulación de proyectos y los requisitos para cada modalidad (productivos, infraestructurales, servicios, científicos, tecnológicos, sociales, y de fortalecimiento institucional), mientras que los criterios políticos contendrán entre otros, los requerimientos de compatibilización de los proyectos con los lineamientos de política emanados de la planificación centralizada, así como el acatamiento de las directrices de los planes sectoriales, estadales, municipales y comunales.

La transferencia de recursos a las entidades político territoriales, a los distritos motores de desarrollo, a las comunas y a las organizaciones de base del poder popular, requeridas mediante solicitud expresa de éstas, se hará mediante la apertura de fideicomisos, previa aprobación del respectivo proyecto por parte de la Secretaría del Consejo Federal de Gobierno y de conformidad con el marco de prioridades establecidos en el Plan de Desarrollo Económico y Social de la Nación 2007-2013, en el Plan de Trabajo de los respectivos Distritos Motores de Desarrollo y de los Planes de Desarrollo Regional respectivos.

7.2.3 De los ingresos y gastos del Consejo Federal de Gobierno para el año fiscal 2013

Para el año fiscal 2013, el financiamiento del Consejo Federal de Gobierno, está conformado por un presupuesto de ingresos ordinarios por la cantidad de Bs. 21.278,6 millones conformado por las siguientes rubros: un aporte del Ejecutivo Nacional por Bs. 2.406,1 millones de los cuales Bs. 105,1 millones para cubrir gastos de funcionamiento tanto del Órgano como del Fondo de Compensación Interterritorial y para transferencias de capital de Bs. 2.301,0 millones destinados al FCI; una transferencia de Bs. 699,5 millones proveniente de la aplicación de la Ley de Asignaciones Económicas Especiales (LAEE), y la cantidad de Bs. 18.173,0 millones correspondientes al 15 por ciento de la recaudación estimada del Impuesto al Valor Agregado (IVA); estas dos últimas fuentes, destinadas al financiamiento de inversiones públicas para promover el desarrollo equilibrado de las regiones, la cooperación y complementación de las políticas e iniciativas de desarrollo de las distintas entidades públicas territoriales.

CUADRO 7-1
ESTRUCTURA DE INGRESOS DEL CONSEJO FEDERAL DE GOBIERNO
POR FUENTES DE FINANCIAMIENTO
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

CONCEPTOS	MONTO	PORCENTAJE
Impuesto al Valor Agregado (IVA)	18.173,0	85,4
Asignaciones Económicas Especiales (AEE)	699,5	3,3
Transferencias del Ejecutivo Nacional	2.406,1	11,3
TOTAL	**21.278,6**	**100,0**

Gráfico N° 7-1
Estructura de Ingresos del Consejo Federal de Gobierno por Fuentes de Financiamiento
(Millones de Bolívares)
Año 2013


Asignaciones Económicas Especiales (AEE) Bs. 699,5 3,3%
Transferencias del Ejecutivo Nacional Bs. 2.406,1 11,3%
Impuesto al Valor Agregado (IVA) Bs. 18.173,0 85,4%

Con este monto, el Consejo Federal de Gobierno diseñó su estructura de gastos integrada por los siguientes conceptos: Bs. 0,8 millones que se destinarán a gastos de personal; Bs. 0,3 millones para materiales, suministros y mercancías; Bs. 0,7 millones para la contratación de servicios no personales; Bs. 21.277,0 millones como transferencias y donaciones, de los cuales Bs. 103,5 millones para transferencias corrientes al Fondo de Compensación Interterritorial para sus gastos de funcionamiento y Bs. 21.173,5 millones para ser transferidos a las entidades político territoriales y las organizaciones de base del Poder Popular a través del Fondo de Compensación Interterritorial, los cuales quedan representados de la manera siguiente:

CUADRO 7-2
DISTRIBUCIÓN DE LAS ASIGNACIONES DEL FONDO DE COMPENSACIÓN INTERTERRITORIAL
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

CONCEPTOS	MONTO	PORCENTAJE
FCI – Estadal	7.017,8	33,1
FCI – Municipal	5.284,3	25,0
FCI – Poder Popular	5.661,7	26,7
FCI – Fortalecimiento Institucional	3.209,7	15,2
TOTAL	**21.173,5**	**100,0**

Gráfico N° 7-2
Distribución de las Asignaciones
del Fondo de Compensación Interterritorial
Año 2013
(Millones de Bolívares)


FCI – Fortalecimiento Institucional
Bs. 3.209,7
15,2%
FCI– Estadal
Bs. 7.017,8
33,1%
FCI – Poder Popular
Bs. 5.661,8
26,7%
FCI – Municipal
Bs. 5.284,3
25%

7.3 Entidades Político – Territoriales de la República

El régimen federal descentralizado, se fundamenta en los principios de integridad territorial, cooperación, solidaridad, concurrencia y corresponsabilidad; que son características distintivas de un modelo federal cooperativo, en el que las comunidades y autoridades de los distintos niveles político territoriales participan en la formación de las políticas públicas comunes a la Nación, integrándose en una esfera de gobierno compartida para el ejercicio de las competencias en que concurren.

En esta dirección, la organización política de la República, en el marco de la Constitución Nacional de 1999, concibe al territorio nacional dividido en los estados, el Distrito Capital, los Municipios, las dependencias federales y los territorios federales, a los que hoy se les agrega el Distrito del Alto Apure y el Área Metropolitana de Caracas.

Las dependencias federales son las islas marítimas no integradas en el territorio de un estado, así como las islas que se formen o aparezcan en el mar territorial o en la plataforma continental. Su régimen y administración estarán señalados en la ley.

El Territorio Insular Francisco de Miranda, como nueva dependencia federal, se crea mediante Decreto N° 8.549 publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 39.797 de fecha 10 de noviembre de 2011, cuyo objetivo fundamental es el establecimiento y desarrollo de las bases para su organización, gobierno, administración, competencias y recursos, de manera de coadyuvar al desarrollo de su capacidad productiva, la protección del ambiente y de sus recursos naturales, con responsabilidad social, en pleno reconocimiento de la concepción geopolítica, geoeconómica y social orientada por los principios consagrados en la Constitución de la República Bolivariana de Venezuela.

En este orden de ideas, las entidades político territoriales, tienen un rol importante en el impulso del nuevo proceso del desarrollo territorial, a partir del uso y aprovechamiento de los recursos naturales con base a las capacidades, potencialidades y habilidades propias de la población que habita en cada territorio, conforme a sus ventajas comparativas y que permita la integración de cadenas productivas capaces de crear, fortalecer o consolidar economías locales y regionales, generar una distribución equilibrada y sostenible de las actividades productivas, las inversiones y la población en el territorio nacional.

En el siguiente cuadro N° 7-3, se presenta en forma comparativa la distribución de los ingresos por fuentes de financiamiento de las Entidades Federales y Municipales para el Ejercicio Fiscal 2013, con respecto a lo autorizado en Ley para el Ejercicio Fiscal 2012.

CUADRO N° 7-3
INGRESOS AUTORIZADOS PARA ENTIDADES FEDERALES Y MUNICIPALES
PROYECTO DE LEY DE PRESUPUESTO 2013
COMPARATIVO AÑOS 2012 – 2013
(Millones de Bolívares)

FUENTES DE FINANCIAMIENTO	LEY DE PRESUPUESTO 2012	PROYECTO DE LEY DE PRESUPUESTO 2013	VARIACIÓN ANUAL ABSOLUTA	VARIACIÓN ANUAL PORCENTUAL
Situado Constitucional	**46.613,0**	**60.183,9**	**13.570,9**	**29,1**
• Situado Estadal	37.290,4	48.147,1	10.856,7	29,1
• Situado Municipal	9.322,6	12.036,8	2.714,2	29,1
Fondo de Compensación Interterritorial (FCI)	**10.476,7**	**12.302,1**	**1.825,4**	**17,3**
• FCI Estadal	6.024,5	7.017,8	993,3	16,5
• FCI Municipal	4.452,2	5.284,3	832,1	18,7
Aportes Especiales	**6.504,5**	**7.369,2**	**864,7**	**13,3**
• Subsidio de capitalidad	50,0	50,0	-	-
• Subsidio Régimen Especial al Distrito del Alto Apure	80,0	88,0	8,0	10,0
• Transferencias de Competencia al Sector Salud	6.028,2	6.750,3	722,1	12,0
• Transferencia al Territorio Insular Francisco de Miranda	-	100,0	100,0	100,0
• Otros Aportes	346,3	380,9	34,6	10,0
TOTAL	**63.594,2**	**79.855,2**	**16.261,0**	**25,6**

7.3.1 Estados

La República Bolivariana de Venezuela, presenta una división político territorial y administrativo conformado por 23 estados federales, entidades autónomas e iguales en lo político, con personalidad jurídica plena, y obligados a mantener la independencia, soberanía e integridad nacional, y hacer cumplir la constitución y las leyes de la República.

La gestión de los gobiernos regionales para el ejercicio fiscal 2013, estará orientada a garantizar la interacción entre los entes gubernamentales y la comunidad, a los fines de fortalecer, profundizar, intensificar, y concretar acciones y la consecución de medios materiales y humanos que permitan la materialización de los planes y proyectos de inversión social y productiva en coordinación con los Consejos Estadales de Planificación y Coordinación de Políticas Públicas y consejos comunales, para lo cual se han propuesto las siguientes líneas de acción.

7.3.1.1 Fuentes de Financiamiento

Determinados los montos anuales de las fuentes de financiamiento, las autoridades ejecutivas de los estados, proceden de acuerdo con los lineamientos establecidos en Ley, así como de los emanados del Ejecutivo Nacional por órgano de la Oficina Nacional de Presupuesto (Onapre), institución rectora del Sistema Presupuestario Público, a formular en función de su Plan Operativo Anual, elaborado en atención a las líneas estratégicas del Plan de Desarrollo Económico y Social de la Nación 2007-2013 – Primer Plan Socialista, el

Proyecto de Ley de Presupuesto Anual de Ingresos y Gastos, el cual deberá ser presentado a su respectivos Consejos Legislativos para su sanción legal, en los términos y lapsos previstos en la legislación aplicable en la materia.

En el siguiente cuadro N° 7-4, se presenta en forma comparativa la distribución de los ingresos por fuentes de financiamiento de los Estados y los Distritos para el Ejercicio Fiscal 2013, con respecto al Ejercicio Fiscal 2012.

CUADRO N° 7-4
INGRESOS AUTORIZADOS PARA ESTADOS Y DISTRITOS
PROYECTO DE LEY DE PRESUPUESTO 2013
COMPARATIVO AÑOS 2012 - 2013
(Millones de Bolívares)

FUENTES DE FINANCIAMIENTO	LEY DE PRESUPUESTO 2012	PROYECTO DE LEY DE PRESUPUESTO 2013	INCREMENTO ANUAL	VARIACIÓN ANUAL PORCENTUAL
Situado Constitucional	**37.290,4**	**48.147,1**	**10.856,7**	**29,1**
Fondo de Compensación Interterritorial (FCI)	**6.024,5**	**7.017,8**	**993,3**	**16,5**
Aportes Especiales	**6.493,5**	**7.358,2**	**864,7**	**13,3**
• Subsidio de capitalidad	50,0	50,0	-	-
• Subsidio Régimen Especial al Distrito del Alto Apure	80,0	88,0	8,0	10,0
• Transferencias de Competencia al Sector Salud	6.017,2	6.739,3	722,1	12,0
• Transferencia al Territorio Insular Francisco de Miranda	-	100,0	100,0	100,0
• Otros Aportes	346,3	380,9	34,6	10,0
TOTAL	**49.808,4**	**62.523,1**	**12.714,7**	**25,5**

Del análisis realizado a los datos incluidos en el cuadro anterior se desprende, que los estados y los distritos percibirán por transferencias oficiales para el año 2013 la cantidad de Bs. 62.523,1 millones, conformados por el Situado Constitucional, Fondo de Compensación Interterritorial y Aportes Especiales. De este monto, la cantidad de Bs. 7.358,2 millones corresponde a los aportes especiales, discriminados como se indica a continuación: Bs. 6.739,3 millones que provienen de las transferencias del sector salud; Bs. 50,0 millones autorizados a través del Ministerio del Poder Popular para Relaciones Interiores y Justicia por concepto de subsidio de capitalidad; igualmente incluye las transferencias del Ministerio del Poder Popular de Planificación y Finanzas para el Distrito Capital por Bs. 380,9 millones destinadas al pago de pensiones y jubilaciones y Bs. 88,0 millones por subsidio de Régimen Especial del Distrito Alto Apure.

En términos comparativos, se observa un incremento consolidado de 25,5 por ciento en el monto asignado a los estados y distritos, respecto al ejercicio fiscal 2013, el cual impactará positivamente en las respectivas regiones.

A continuación, en el gráfico N° 7-3, se representan las transferencias oficiales autorizadas por concepto de: Situado Constitucional, Fondo de Compensación Interterritorial y aportes especiales para los estados y distritos para el ejercicio fiscal 2013.

Gráfico N° 7-3
Ingresos Autorizados para Estados y Distritos
Por Fuentes de Financiamiento
(Millones de Bolívares)
Año 2013


Fondo de Compensación Interterritorial (FCI) Bs. 7.017,8
Aportes Especiales Bs. 7.358,2
Situado Constitucional Bs. 48.147,1

El comportamiento que revelan estas fuentes de ingresos (Situado, FCI y aportes especiales), en los estados, demuestra por una parte, el peso que sobre el financiamiento integral de las entidades político territoriales registra el Situado Constitucional, y por otra, que si bien es cierto que ellas disponen de potestades tributarias para generar otros ingresos, en ningún caso podrán alcanzar los niveles que les garantiza esta importante fuente de recurso.

7.3.1.1.1 Situado Constitucional

El Situado Constitucional es una partida equivalente a un máximo del 20,0 por ciento del total de los ingresos ordinarios estimados por el Ejecutivo Nacional, en el Proyecto de Ley de Presupuesto anual, de este porcentaje, de acuerdo con la norma constitucional, corresponde 80,0 por ciento a los estados y el Distrito Capital, y 20,0 por ciento a los municipios. El monto que corresponde a las entidades federales incluido el Distrito Capital, se distribuye de la manera siguiente: 30,0 por ciento por partes iguales y el 70,0 por ciento restante en proporción a la población de cada una de dichas entidades territoriales.

Así mismo, reseña la disposición constitucional, que en cada ejercicio fiscal, los estados destinarán a la inversión un mínimo del 50,0 por ciento del monto que les corresponde por concepto de situado. Para tal efecto, la Ley Orgánica de Descentralización, Delimitación y Transferencias de Competencias del Poder Público, en su artículo 20, define los programas y proyectos que conforman los gastos de inversión, a los cuales deben orientarse dichos recursos, en los términos siguientes:

- Programas de desarrollo agropecuario y nivel estadal y regional, los cuales comprenderán especialmente la construcción de caminos de penetración rural, de obras de riego, otras obras de aprovechamiento de aguas y saneamiento de suelos

- Programas de desarrollo educativo, cultural, científico y tecnológico, especialmente la construcción y dotación de centros educacionales, tomando en cuenta los niveles y

modalidades del sistema educativo vigente, e igualmente, los programas sociales de atención a la familia y al niño en situación irregular

- Programas de salud y asistencia social, especialmente los nutricionales, la construcción y dotación de edificios médico asistenciales, la construcción de acueductos rurales, la construcción y el financiamiento de viviendas de interés social
- Programas de reordenación de las áreas urbanas y marginales
- Programas de promoción, construcción y financiamiento de obras y servicios destinados al desarrollo de la industria, especialmente a la pequeña y mediana industria y del turismo, así como la asistencia técnica y capacitación profesional del personal necesario para tales fines
- Programas de construcción y mantenimiento de vías de comunicación y servicios de transporte
- Programas para la conservación, mantenimiento, reconstrucción y reposición de las edificaciones e instalaciones públicas
- Programas de conservación del ambiente y de los recursos naturales.

En el siguiente cuadro N° 7-5 se muestra la distribución por Entidad Federal, del situado así como el porcentaje comparativo de incremento con relación a los años 2012 y 2013:

CUADRO N° 7-5
ENTIDADES FEDERALES Y DISTRITO CAPITAL
PROYECTO DE LEY DE PRESUPUESTO 2013
COMPARATIVO SITUADO CONSTITUCIONAL AÑOS 2012-2013
(Millones de Bolívares)

ESTADOS	LEY DE PRESUPUESTO 2012	PROYECTO DE LEY DE PRESUPUESTO 2013	VARIACIÓN ANUAL PORCENTUAL
Distrito Capital	2.323,7	2.971,9	27,9
Amazonas	607,5	785,8	29,3
Anzoátegui	1.870,0	2.414,7	27,1
Apure	933,7	1.210,0	29,6
Aragua	2.030,9	2.617,8	28,9
Barinas	1.202,2	1.556,8	29,5
Bolívar	1.937,8	2.504,6	29,2
Carabobo	2.573,6	3.320,9	29,0
Cojedes	756,2	977,6	29,3
Delta Amacuro	615,8	796,3	29,3
Falcón	1.328,8	1.717,4	29,3
Guárico	1.183,5	1.530,6	29,3
Lara	2.168,2	2.798,6	29,1
Mérida	1.277,5	1.651,9	29,3
Miranda	3.161,6	4.074,9	28,9
Monagas	1.295,6	1.677,4	29,5
Nueva Esparta	877,4	1.131,4	28,9
Portuguesa	1.309,4	1.694,5	29,4

CUADRO N° 7-5
ENTIDADES FEDERALES Y DISTRITO CAPITAL
PROYECTO DE LEY DE PRESUPUESTO 2013
COMPARATIVO SITUADO CONSTITUCIONAL AÑOS 2012-2013
(Millones de Bolívares)

ESTADOS	LEY DE PRESUPUESTO 2012	PROYECTO DE LEY DE PRESUPUESTO 2013	VARIACIÓN ANUAL PORCENTUAL
Sucre	1.336,9	1.727,5	29,2
Táchira	1.594,8	2.061,9	29,3
Trujillo	1.151,1	1.489,2	29,4
Yaracuy	1.044,9	1.352,0	29,4
Zulia	3.938,1	5.092,7	29,3
Vargas	771,2	990,7	28,5
TOTAL	**37.290,4**	**48.147,1**	**29,1**

Para el ejercicio fiscal 2013, en el Proyecto de Presupuesto Nacional se estableció para los estados la cantidad de Bs. 48.147,1 millones por concepto de Situado Constitucional. Esta asignación registra un incremento del 29,1 por ciento con relación al situado de 2012, lo que evidencia el resultado del esfuerzo realizado por el Ejecutivo Nacional para fortalecer los ingresos fiscales de origen petrolero y no petrolero, y así otorgar un mayor apoyo irrestricto por parte del Gobierno Nacional a la gestión y participación de los gobiernos subnacionales, en aras de alcanzar mayores y mejores niveles de desarrollo, tal como se demuestra en el gráfico N° 7-4.

Gráfico N° 7-4
Aportes de Ley por Situado Constitucional para Entidades Federales y el Distrito Capital
(Millones de Bolívares)
Comparativo Años 2012 – 2013


29,1 %
48.147,1
37.290,4
Millones de Bolívares
50.000,0
45.000,0
40.000,0
35.000,0
30.000,0
25.000,0
20.000,0
15.000,0
10.000,0
5.000,0
0,0
2012
2013
Años

En el gráfico que precede se puede observar al igual que en el cuadro N° 7-5, el crecimiento interanual del 29,1 por ciento que registra el Situado Constitucional autorizado tanto en la

Ley de Presupuesto de 2012, como en el Proyecto de Ley de Presupuesto de 2013; ello denota que las entidades político territoriales del país contarán con mayores ingresos para el cumplimiento de sus obligaciones constitucionales y legales a favor de las comunidades que hacen vida en las jurisdicciones de cada una de ellas.

Un aspecto a resaltar de la contribución que realiza el Gobierno Nacional en beneficio de las entidades federales es el que proviene de los excedentes de ingresos ordinarios que se producen como resultado de la aplicación de acertadas políticas públicas en cuanto al manejo del mercado interno y externo, que se traduce, en una mejor y más sólida política petrolera, así como en el crecimiento de la renta interna derivada del desenvolvimiento de la actividad económica. Esto ha significado que por encima de las asignaciones autorizadas en las Leyes Anuales de Presupuesto, se han otorgado vía créditos adicionales, cantidades importantes de recursos con los cuales las entidades federales pueden cumplir a cabalidad los compromisos que le son inherentes a su gestión.

En este sentido, tal como se refleja en el cuadro N° 7-6 y gráfico N° 7-5, la asignación presupuestaria por Situado Constitucional a los estados y al Distrito Capital durante el año 2012, prevista en la cantidad de Bs. 37.290,4 millones se incrementó por la vía de los ingresos ordinarios excedentarios en un monto de Bs. 2.625,3 millones, recursos con los cuales las asignaciones autorizadas y percibidas por estos hasta el 03 de septiembre del presente año se ubican en la cantidad de Bs. 39.915,7 millones. Cabe destacar, que aún cuando esta cifra representa un corte previo al cierre del ejercicio fiscal 2012, la asignación de Bs. 48.147,1 millones para el año fiscal 2013, por este concepto refleja un incremento del 20,6 por ciento.

CUADRO N° 7-6
INGRESOS ACORDADOS A LOS ESTADOS Y EL DISTRITO CAPITAL POR SITUADO CONSTITUCIONAL
PROYECTO DE LEY DE PRESUPUESTO 2013
COMPARATIVO AÑOS 2012 – 2013
(Millones de Bolívares)

FUENTE DE FINANCIAMIENTO	PRESUPUESTO ACORDADO 2012 (*)	PROYECTO DE LEY DE PRESUPUESTO 2013	VARIACIÓN ANUAL ABSOLUTA	VARIACIÓN ANUAL PORCENTUAL
Situado Constitucional	39.915,7	48.147,1	8.231,4	20,6
TOTAL	**39.915,7**	**48.147,1**	**8.231,4**	**20,6**

(*) Ley de Presupuesto y modificaciones al 31/08/2012, estimado resto del año.

Gráfico N° 7-5
Ingresos Acordados a los Estados y el Distrito Capital
por Situado Constitucional
(Millones de Bolívares)
Comparativo Años 2012 - 2013


Situado Constitucional
20,6 %
48.147,1
39.915,7
37.054
26.890,6
Millones de Bolívares
50.000,0
45.000,0
40.000,0
35.000,0
30.000,0
25.000,0
20.000,0
15.000,0
10.000,0
5.000,0
0,0
2010
2011
2012
2013
Años

Nota: Los montos del período 2010 al 2012 corresponden al presupuesto acordado, mientras que para el año 2013 corresponde al Proyecto de Ley de Presupuesto.

7.3.1.1.2 Fondo de Compensación Interterritorial

Por este concepto, el Consejo Federal de Gobierno ha asignado a los estados y el Distrito Capital la cantidad de Bs. 7.017,8 millones; cuya discriminación corresponde al Consejo Federal de Gobierno, a través de la Secretaría, basándose en los parámetros establecidos en la normativa legal y técnica establecida para tales fines.

Las entidades político territoriales destinarán estos recursos, exclusivamente a gastos de inversión en proyectos formulados conforme a los lineamientos y políticas de la Comisión Central de Planificación y aprobados por la Secretaría del Consejo Federal de Gobierno; en todo caso, serán destinados al financiamiento de proyectos de infraestructura, sociales, de servicios, productivos y científicos tecnológicos, de acuerdo con los planes estadales, en concordancia con los planes de la Nación y los planes sectoriales.

7.3.1.1.3 Aportes Especiales

En este sentido, para el año 2013 se acordaron asignaciones especiales por la cantidad de Bs. 7.358,2 millones, conformados estos por la cantidad de Bs. 6.739,2 millones que provienen de las transferencias del sector salud; Bs. 150,0 millones autorizados a través del Ministerio del Poder Popular para Relaciones Interiores y Justicia de los cuales Bs. 50,0 millones por concepto de subsidio de capitalidad y Bs. 100,0 millones como transferencia

corriente al Territorio Insular Francisco de Miranda; igualmente, incluye la transferencia del Ministerio del Poder Popular de Planificación y Finanzas por Bs. 468,9 millones, de los cuales Bs. 380,9 millones para el Distrito Capital destinados al pago de pensiones y jubilaciones y Bs. 88,0 millones por subsidio de Régimen Especial del Distrito del Alto Apure.

7.3.1.1.4 Ingresos Propios

Los estados disponen adicionalmente de una variedad de fuentes de financiamiento distintas a las transferencias y aportes asignados por el Ejecutivo Nacional, las cuales provienen, entre otros, de la administración de su patrimonio, y las que resultan del ejercicio de la potestad tributaria que le confieren las leyes nacionales y estadales, tales como: los ingresos del dominio minero; venta de papel sellado, estampilla y timbres fiscales; venta de productos de loterías, bienes y servicios; alquileres; intereses por depósitos a la vista; venta de publicaciones oficiales y formularios; concesiones de bienes y servicios. El volumen y variedad de estas fuentes propias de financiamiento dependerá de la disponibilidad de una base tributaria eficiente y de la explotación al máximo de su potencial de recaudación.

La disposición de estas fuentes de financiamiento, les permite a los estados obtener a partir de su Hacienda Pública, una mayor autonomía en el área financiera frente al nivel de dependencia que históricamente mantienen del Ejecutivo Nacional.

7.3.1.2 Orientación Sectorial del Gasto

Muchas son las clasificaciones que existen del presupuesto de gastos, dado que las mismas dependen de diversos criterios y de los propósitos que se pretendan alcanzar, siendo así la clasificación sectorial del gasto público se presenta desagregado en función de los sectores económicos y sociales del país, y persigue facilitar la coordinación entre los planes de desarrollo y el presupuesto gubernamental. No obstante, ofrece una idea básica de la orientación que el Ejecutivo Nacional desea imprimir en determinadas áreas homogéneas de la acción pública, a la vez que permite la toma de decisiones en todos los niveles de la política nacional.

La clasificación sectorial del gasto, tiene como objetivo principal suministrar información sobre la magnitud del gasto público, que realizan los estados, según los distintos sectores de la economía y al mismo tiempo evidenciar el nivel de los distintos programas que se desarrollan dentro de cada sector.

En este sentido, se han definido quince (15) sectores económicos y sociales, a través de los cuales se clasifica el gasto de las entidades federales, los cuales comprenden: Dirección Superior del Estado; Seguridad y Defensa; Agrícola; Energía, Minas y Petróleo; Industria y Comercio; Turismo y Recreación; Transporte y Comunicaciones; Educación; Cultura y Comunicación Social; Ciencia y Tecnología; Vivienda Desarrollo Urbano y Servicios Conexos; Salud; Desarrollo Social y Participación; Seguridad Social; y Gastos No Clasificados Sectorialmente. Cada uno de estos sectores responde a una orientación específica del gasto, y en tal sentido, se hará más fácil el logro de los objetivos y metas asociados a ellos, más aun, si la ejecución de sus recursos se ajusta a los principios de disciplina, calidad, optimización, productividad y eficiencia.

7.3.1.3 Política de Gastos para el Ejercicio Fiscal 2013

El proceso presupuestario de las Entidades Federales para el ejercicio fiscal 2013, se regirá de acuerdo con lo dispuesto en los artículos 62, 63 y 64 de la Ley Orgánica de la Administración Financiera del Sector Público, por las Leyes Estadales y demás leyes aplicables a la materia, ajustando su desarrollo a las disposiciones técnicas previstas en el

Instructivo N° 20 "Para la Formulación de los Presupuestos de las Gobernaciones de Estado"; así como las contenidas en el Clasificador Presupuestario de Recursos y Egresos. Así mismo, resulta necesario, que la formulación del Proyecto de Ley de Presupuesto de estas entidades deberá fundamentarse en la aplicación de los recursos disponibles con criterios de austeridad, maximizando la eficiencia en el gasto de acuerdo con lo establecido en el Decreto N° 6.649, publicado en la Gaceta Oficial N° 39.146 del 25 de Marzo de 2009, mediante el cual se dicta el Instructivo Presidencial para la Eliminación del Gasto Suntuario o Superfluo en el Sector Público Nacional

Al respecto, resulta importante atender los siguientes lineamientos:

- Incluir las asignaciones para financiar el gasto de personal, pensiones y jubilaciones, a los fines de garantizar los compromisos laborales acordados en los contratos colectivos.

- Limitar la creación de cargos, suplencias y contratación de personal

- Incorporar el consumo estimado por servicio eléctrico, según lo informado por la Corporación Eléctrica Nacional, S.A. (CORPOELEC). En el caso, de no contar con la información sobre el consumo para el año 2013, se registrará lo estimado por esa Entidad Federal y no deberá ser menor a lo asignado en el presupuesto y modificaciones 2012. Además, prever las asignaciones para el resto de los servicios básicos

- Asegurar el suministro de insumos, servicios y mantenimiento para el normal funcionamiento de la Entidad Federal

- Garantizar los aportes a los entes adscritos para cubrir sus gastos operativos, los cuales deberán atender los lineamientos presupuestarios señalados

- Dicha Entidad como los entes adscritos, deberán asegurar el otorgamiento de los recursos para la ejecución del gasto relacionado con los programas y proyectos sociales

- Los planes, políticas, programas y proyectos de la Gobernación y sus entes deberán formularse a partir del Proyecto Nacional Simón Bolívar, Primer Plan Socialista (PPS) 2007-2013; en consecuencia, deberá vigilar y garantizar que el gasto de inversión se oriente a fortalecer el desarrollo humano, social, cultural y económico del Estado, tomando en consideración las necesidades prioritarias presentadas por las comunidades organizadas

- Garantizar los créditos presupuestarios necesarios para dar continuidad y culminación a los proyectos y obras que están en ejecución. Asimismo, deberá dar prioridad a la inversión en programas y proyectos que representen un efecto multiplicador importante en el nivel de empleo, así como en el marco de la concepción estratégica del desarrollo endógeno, y reducir las adquisiciones o remodelaciones de inmuebles, bienes y equipos audiovisuales, vehículos automotores y obras de arte, que se adquieren por la partida 4.04 "Activos reales"

- Desagregar en masculino y femenino, la información del personal contenida en los cuadros de recursos humanos, a los fines de incorporar en la formulación presupuestaria del año 2013, el enfoque sobre el reconocimiento de la equidad de género

- La Entidad Federal en coordinación con el Ejecutivo Nacional, deberán continuar impulsando las reformas de los instrumentos normativos que hagan posible la

implementación de la Técnica de Presupuesto por Proyectos, para cuyo efecto contarán con la asesoría de esta Oficina Nacional.

7.3.2 Distrito Capital

El Distrito Capital es una entidad Político Territorial de la República con territorio, personalidad jurídica y patrimonio propio, cuya creación se encuentra prevista en la Constitución de la República Bolivariana de Venezuela, y se materializa con la aprobación de la Ley Especial sobre la Organización y Régimen del Distrito Capital, sancionada y publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.156 de fecha 13/04/2009. El régimen especial otorgado a esta entidad político territorial, persigue fomentar el desarrollo armónico integral y humanista de la ciudad de Caracas, capital de la República y asiento de los órganos del Poder Nacional.

De acuerdo con lo establecido en el marco jurídico, cumple importantes funciones, dentro de las cuales destacan: El desarrollo y la implementación de políticas destinadas a prevenir y afrontar las calamidades públicas, desastres naturales y protección del medio ambiente, en coordinación con el Ejecutivo Nacional; el diseño de políticas, planes, programas, proyectos y actividades destinadas a propiciar la organización y cobertura de los servicios públicos; la ejecución de obras públicas de interés colectivo en las 22 parroquias que conforman el Distrito Capital y el fortalecimiento del acervo cultural y patrimonial en la ciudad de Caracas.

Específicamente, al Distrito Capital le corresponde implementar acciones que conlleven a los siguientes objetivos:

- Profundizar el desarrollo endógeno local, promoviendo la constitución de unidades de producción, distribución y consumo de bienes y servicios que fortalezcan al poder popular

- Consolidar una nueva estructura del poder local en el marco del gobierno comunal del Distrito Capital, que sirva como herramienta para elevar los índices de desarrollo humano en su jurisdicción

- Ampliar la cobertura y eficiencia de los servicios básicos, como elementos fundamentales para el desarrollo territorial urbanístico

- Establecer en el territorio del Distrito Capital, las condiciones óptimas para implantar un sistema biodiverso, pluricultural, multiactivo y con un alto equilibrio ecológico

- Formar individuos con valores, conocimientos y principios, que les permitan desarrollar su identidad caraqueña y venezolana para favorecer la convivencia y la armonía comunitaria.

Las competencias asignadas a esta entidad político-territorial, se encuentran definidas en el artículo 6 de su Ley de creación, entre las cuales se mencionan: la administración de sus bienes, inversión y administración de sus recursos, incluidos los provenientes de transferencias, subvenciones o asignaciones especiales; promoción y organización de las comunas y del gobierno comunal; definición conjuntamente con el Ejecutivo de las políticas, planes y creación de programas destinados a coadyuvar en la organización y puesta en práctica de los servicios públicos; rescate de los espacios públicos y promoción de la cultura y toda las demás manifestaciones que contribuyan al fortalecimiento de la identidad caraqueña; coordinación y desarrollo de políticas, planes, proyectos y acciones con los Órganos y Entes competentes, en materia de: seguridad pública, protección civil, atención y

protección de la familia en situaciones de riesgo, violencia o vulnerabilidad social o jurídica, entre otras.

Para garantizar el logro de la misión encomendada el Distrito Capital, fomentará la articulación tanto con los poderes nacional y municipal como con el poder comunal, propiciando la corresponsabilidad, la cooperación y el protagonismo de la población en la gestión pública en la ciudad de Caracas.

7.3.2.1 Fuentes de Financiamiento

De acuerdo con lo establecido en su Ley de creación, tienen previstas las siguientes fuentes de financiamiento:

- Los recursos que le correspondan por concepto de Subsidio de Capitalidad, de acuerdo a la Ley de Presupuesto y el correspondiente al Situado Constitucional, tal y como lo expresa la Constitución de la República
- El producto de las multas y sanciones pecuniarias impuestas por sus autoridades, así como las que se impongan a su favor por disposición de la Ley
- El producto de su patrimonio, de la administración de sus bienes y los servicios que preste
- Las tasas por el uso de sus bienes y servicios
- Los recursos provenientes de asignaciones económicas especiales y la Ley en materia de Asignaciones Económicas Especiales
- Los dividendos e intereses de cualquier naturaleza que correspondan al Distrito Capital por su inversión o aporte al capital de empresas de cualquier género, constituidas para la satisfacción de las necesidades públicas de competencia capital
- El producto de lo recaudado por concepto de venta de especies fiscales
- Los impuestos, tasas y contribuciones especiales que sean asignados por esta ley y por otras leyes nacionales
- Los bienes que se donaren o legaren a favor del Distrito Capital
- Los recursos administrados por el Fondo de Compensación Interterritorial que le correspondan según los criterios de distribución establecidos en la Ley
- Los recursos provenientes de cualquier otra transferencia o subvención, así como los que le sean asignados como participación en los tributos nacionales de conformidad con la Ley
- Los aportes especiales que le acuerden organismos gubernamentales nacionales o entes intergubernamentales
- El producto de cualquier otro recurso ordinario o extraordinario que legalmente le corresponda.

El basamento legal aplicable al Distrito Capital, dispone la aplicación del régimen presupuestario establecido para la Administración Pública Nacional; en el Reglamento N° 1

de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario para los Órganos de la República, a los fines de la formulación, clasificadores, ejecución y modificaciones a su presupuesto. En tal sentido, el Presupuesto del Distrito Capital y sus entes adscritos estarán incluidos en la Ley de Presupuesto Nacional Anual.

El monto total presupuestado para el año 2013 alcanza la cantidad de Bs. 3.997,6 millones, constituidos por Situado Constitucional de Bs. 2.972,0 millones, Ingresos Propios estimados en Bs. 594,7 millones, además Bs. 50,0 millones, que provienen de la asignación por subsidio de capitalidad y Bs. 380,9 millones que fueron asignados para los pensionados y jubilados adscritos a ese órgano territorial.

Gráfico N° 7-6
Ingresos Asignados al Distrito Capital
(Millones de Bolívares)
Año 2013


Subsidio de capitalidad Bs. 50,0 1,3%
Otras fuentes Bs. 380,9 9,5%
Ingresos propios Bs. 594,7 14,9%
Situado constitucional Bs. 2.972,0 74,3%

Los recursos que se le asignarán a través del Fondo de Compensación Interterritorial, se incorporarán una vez que Secretaría del Consejo Federal de Gobierno determine y apruebe su cuantía en la Plenaria que ese órgano constitucional realiza para tales fines.

7.3.2.2 Política de Gastos para el Ejercicio Fiscal 2013

El Gobierno del Distrito Capital, en trabajo conjunto con las autoridades ministeriales, municipales y el poder popular cumple la importante tarea de diseñar y coordinar el desarrollo de acciones que conduzcan al mejoramiento integral de las condiciones socioculturales y económicas de las 22 parroquias que conforman el municipio Libertador de la Gran Caracas. En este sentido, ha venido realizando esfuerzos a fin de propiciar y fortalecer un desarrollo humanístico integral, a partir de la aplicación de políticas, planes, programas y proyectos, enfocados a la atención del ciudadano en todas sus necesidades colectivas en el marco de las competencias asignadas.

Especial referencia merece el papel protagónico del Gobierno del Distrito Capital en la atención a las familias afectadas por efectos climáticos adversos, quienes han recibido atención para resguardar sus vidas, satisfacer sus necesidades básicas y a través de la dotación de viviendas, en el marco de la Gran Misión Vivienda Venezuela. Por otra parte, también se encargan de brindar asistencia social a grupos vulnerables tales como niños, niñas y adolescentes, así como ancianos y personas con problemas de salud o discapacidades.

En virtud de la transferencia de competencias de la antigua Gobernación de Caracas, deben encargarse del mejoramiento y rehabilitación de infraestructura escolar y dotación de materiales y equipos necesarios para el proceso educativo; funcionamiento del Cuerpo de Bomberos y de Protección Civil.

Complementariamente, su gestión también abarca las áreas deportivas, culturales, de identidad caraqueña, patrimoniales y de fortalecimiento al poder popular, con miras al fortalecimiento psico-social de su población, tanto residente como de quienes transitan diariamente en la ciudad capital de la República, en busca de opciones educativas, laborales, recreativas, o turísticas.

La materialización de los objetivos estratégicos se define en los proyectos de acción señalados a continuación:

- Fortalecimiento y ampliación de la atención integral a los ciudadanos y ciudadanas del Distrito Capital con la finalidad de lograr inclusión social
- Desarrollo de políticas y estrategias para el fortalecimiento de la identidad caraqueña en el Distrito Capital
- Plan Estratégico de Evaluación y Seguimiento de la Gestión del Gobierno del Distrito Capital
- Identificación y Reducción del Riesgo de las Comunidades del Distrito Capital
- Plan estratégico tecnológico para el Gobierno del Distrito Capital, Entes Adscritos y Escuelas Distritales
- Creación y difusión comunicacional de la gestión del Gobierno del Distrito Capital y sus entes adscritos
- Fortalecimiento urbanístico del hábitat socialista en el Distrito Capital
- Apoyo para la consolidación de las Comunas Socialistas del Distrito Capital
- Creación de un modelo urbano humano y armónico para alcanzar un nuevo patrón de organización socio territorial en el Distrito Capital.

Para la formulación Proyecto de Presupuesto de este Distrito, se vienen aplicando criterios de austeridad para maximizar la eficiencia en el gasto, de acuerdo con lo establecido en el Decreto N° 6.649 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.146 del 25 de marzo de 2009, mediante el cual se dictó el Instructivo Presidencial para la Eliminación del Gasto Suntuario o Superfluo en el Sector Público Nacional; no obstante, adicionalmente se han considerado los siguientes aspectos:

- Inclusión de las asignaciones para financiar el gasto de personal, pensiones y jubilaciones, a los fines de garantizar los compromisos laborales acordados en los contratos colectivos

- Limitar la creación de cargos, suplencias y contratación de personal

- Incorporación del consumo estimado por servicio eléctrico, según lo informado por la Corporación Eléctrica Nacional, S.A. (Corpoelec)

- Asegurar el suministro de insumos, servicios y mantenimiento para el normal funcionamiento de la institución

- Garantizar los aportes a los entes adscritos para cubrir sus gastos operativos, los cuales deberán atender los lineamientos presupuestarios señalados

- Tanto el Distrito Capital como los entes adscritos, deberán asegurar el otorgamiento de los recursos para la ejecución del gasto relacionado con las misiones y proyectos sociales.

Las transferencias asignadas por el Distrito Capital a sus entes adscritos ascienden a la cantidad de Bs. 1.256,6 millones, distribuidos de la forma siguiente: Fundación Banda Marcial de Caracas Bs. 13,7 millones; Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas Bs. 136,1 millones; Fundación Vivienda del Distrito Capital Bs. 130,8 millones; Fundación para los Niños, Niñas y Adolescentes del Distrito Capital Bs. 36,7 millones; Cuerpo de Bomberos del Gobierno del Distrito Capital Bs. 496,6 millones; Corporación de Servicios del Distrito Capital S.A. Bs. 367,3 Millones; Servicio de Administración Tributaria del Distrito Capital (Satdc) Bs. 23,4 millones y Fundación para la Identidad Caraqueña del Distrito Capital Bs. 52 millones.

Gráfico N° 7-7
Transferencias asignadas por el Distrito Capital a sus Servicios Desconcentrados y Entes Adscritos
(Millones de Bolívares)
Año 2013


1. Bs. 13,7
1,1%
2. Bs. 136,1
10,8%
3. Bs. 130,8
10,4%
4. Bs. 36,7
2,9%
5. Bs. 496,6
39,5%
6. Bs. 367,3
29,2%
7. Bs. 23,4
1,9%
8. Bs. 52,0
4,1%

1. Fundación Banda Marcial de Caracas
2. Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas
3. Fundación Vivienda del Distrito Capital
4. Fundación para los Niños Niñas y Adolescentes del Distrito Capital
5. Cuerpo de Bomberos del Gobierno del Distrito Capital
6. Corporación de Servicios del Distrito Capital S.A.
7. Servicio de Administración Tributaria del Distrito Capital (SATDC)
8. Fundación para la Identidad Caraqueña del Distrito Capital

7.3.3 Territorio Insular Francisco de Miranda

El Territorio Insular Francisco de Miranda, como nueva dependencia federal, se crea mediante Decreto N° 8.549 publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 39.797 de fecha 10 de noviembre de 2011, que dicta el Decreto con Rango, Valor y Fuerza de Ley de Creación del Territorio Insular Francisco de Miranda, cuyo objetivo fundamental es el establecimiento y desarrollo de las bases para su organización, gobierno, administración, competencias y recursos, de manera de coadyuvar al desarrollo de su capacidad productiva, la protección del ambiente y de sus recursos naturales, con responsabilidad social, en pleno reconocimiento de la concepción geopolítica, geoeconómica y social orientada por los principios consagrados en la Constitución de la República Bolivariana de Venezuela.

Esta unidad político territorial, en virtud de su régimen jurídico especial, tiene personalidad jurídica y patrimonio propio, su sistema de gobierno lo ejerce un Jefe o Jefa de Gobierno en representación del Ejecutivo Nacional, quién se encargará de la organización y administración de dicho territorio. Su función legislativa le corresponde a la Asamblea Nacional; su función de defensoría patrimonial al Procurador o Procuradora General de la República y la función contralora a la Contraloría General de la República.

En este contexto, al Territorio Insular le corresponde orientar su gestión administrativa y de gobierno, principalmente al desarrollo de acciones orientadas al logro de los siguientes objetivos:

- Ejecutar políticas públicas de seguridad y desarrollo social integral, que hayan sido dictadas por el Ejecutivo Nacional para los espacios que integran el Territorio Insular Francisco de Miranda

- Otorgar concesiones para la prestación de los servicios públicos, de conformidad con lo dispuesto en el Plan de Ordenamiento y Reglamento de Uso del Parque Nacional Archipiélago de Los Roques y demás planes de ordenación

- Coordinar y coadyuvar con la Fuerza Armada Nacional Bolivariana, la ejecución de los planes de seguridad y defensa en los espacios que integran el Territorio Insular Francisco de Miranda

- Coadyuvar en la promoción, desarrollo e impulso de consejos comunales, organizaciones de base del Poder Popular y comunas, en concordancia con el régimen de producción social y el modelo de desarrollo endógeno sustentable y socialista previsto en el Plan de Desarrollo Económico y Social de la Nación

- Ejecutar la gestión integral de los desechos sólidos

- Elaborar los planes de desarrollo acordes con los principios de desarrollo sustentable, así como el régimen de protección de los espacios comprendidos en el Territorio Insular Miranda en concordancia con el Plan de Desarrollo Económico y Social de la Nación y demás planes

- Formular los planes, programas de inversión y proyectos asociados, encaminados a satisfacer las necesidades de los ciudadanos y ciudadanas que habitan en los espacios del Territorio Insular Francisco de Miranda

- Velar por la satisfacción de las necesidades fundamentales y del buen vivir de los habitantes y residentes en los espacios que integran el Territorio Insular Francisco de Miranda.

El ejercicio de estas competencias y su ámbito de acción, le permitirán al Territorio Insular Francisco de Miranda, propiciar los espacios y condiciones necesarias y suficientes para que los habitantes y residentes de las distintas Dependencias Federales que lo comprenden, logren conjuntamente con sus autoridades, definir y ejecutar los planes, programas y proyectos de inversión social y productiva que satisfagan sus necesidades, con base en principios de justicia social, corresponsabilidad, concurrencia, eficiencia, efectividad, honestidad, transparencia, responsabilidad, solidaridad y rendición de cuentas.

7.3.3.1 Fuentes de Financiamiento

De acuerdo con su Ley de creación el Territorio Insular Francisco de Miranda, obtendrá ingresos provenientes de las siguientes fuentes de financiamiento:

- El producto de las multas y sanciones pecuniarias impuestas, así como las que se impongan a su favor por disposición de la Ley, salvo aquellas que provengan de delitos o ilícitos ambientales

- El producto de su patrimonio, de la administración de sus bienes y de los servicios que presta

- Los recursos provenientes de cualquier otra transferencia o subvención, así como los recursos que le sean asignados como participación en los tributos nacionales de conformidad con la Ley

- Los aportes especiales que le acuerden organismos gubernamentales nacionales o entes intergubernamentales

- El producto de cualquier otro recurso ordinario o extraordinario que legalmente le correspondan.

Para el ejercicio fiscal 2013 los recursos presupuestarios del Territorio Insular Francisco de Miranda, se estiman en Bs. 400,0 millones de los cuales Bs. 100,0 millones corresponden a transferencias de la República y Bs. 300,0 millones a recursos propios.

7.3.3.2 Política de Gastos para el Ejercicio Fiscal 2013

El Territorio Insular Francisco de Miranda, para el ejercicio económico y financiero 2013, estima un presupuesto de Ingresos y Gastos que asciende a la cantidad de Bs. 400,0 millones, de los cuales se destinarán a Proyectos Bs. 300,0 y a las Acciones Centralizadas Bs. 100,0 millones.

Proyectos de Inversión social y productiva formulados para su ejecución en el año 2013:

- Gestión integral para el fortalecimiento institucional, social, económico, cultural y ambiental del Territorio Insular Francisco de Miranda Año 2013

- Continuación gestión integral de la Jefatura de Gobierno del Territorio Insular Francisco de Miranda Año 2012/2013

La orientación del gasto, de acuerdo con las políticas adoptadas por el Territorio Insular Francisco de Miranda, se distribuirá por partidas presupuestarias de la siguiente manera: para gastos de personal Bs. 69,0 millones; materiales y suministros por Bs. 3,1 millones; servicios no personales Bs. 69,5 millones; activos reales Bs.257,4 millones y rectificaciones al presupuesto por Bs. 1,0 millón.

7.3.4 Distrito del Alto Apure

En la Gaceta Oficial de la República Bolivariana de Venezuela N° 37.326 de fecha 16/11/2001, la Ley Especial que Crea el Distrito del Alto Apure para establecer un régimen especial para los Municipios José Antonio Páez y Rómulo Gallegos del Estado Apure, conforme a lo establecido en el numeral 3 de la Disposición Transitoria Tercera de la Constitución Nacional, con la finalidad de que sus habitantes y gobernantes asuman la autonomía de gestión de sus respectivos intereses, en el marco protagónico de la participación ciudadana y comunitaria; y regular el ordenamiento de su régimen de gobierno, organización, funcionamiento, administración, competencias y recursos.

El Distrito del Alto Apure integra territorialmente a los Municipios José Antonio Páez y Rómulo Gallegos del Estado Apure, con los límites que tienen establecidos en la Ley de División Territorial del Estado Apure. El Distrito como los municipios que lo integran tienen personalidad jurídica y autonomía de gestión y gozan de un régimen de gobierno distrital y

municipal de carácter democrático y participativo, de acuerdo al sistema de distribución de competencias y de orden fiscal, financiero y de control.

Para el Ejercicio Económico Financiero 2013, al Distrito del Alto Apure se le asignó por Subsidio de Régimen Especial, la cantidad de Bs. 88,0 millones, los cuales se destinarán a la inversión social y económica de ese Distrito. No se incluyen los recursos que percibirá con cargo al Fondo de Compensación Interritorial, los cuales le serán informados por la Secretaría del Consejo Federal de Gobierno, una vez que la Plenaria de ese órgano constitucional, los apruebe.

7.3.5 Municipios

El Poder Público Municipal se ejerce a través de cuatro funciones: la función ejecutiva, desarrollada por el Alcalde o Alcaldesa a quien corresponde el gobierno y la administración; la función deliberante que corresponde al Concejo Municipal, integrados por concejales y concejalas. La función de control fiscal corresponderá a la Contraloría Municipal, en los términos establecidos en la Ley y su ordenanza; y la función de planificación, que será ejercida en corresponsabilidad con el Consejo Local de Planificación Pública.

La ejecución y desarrollo de los objetivos y metas previstos en el Plan Municipal de Desarrollo, demanda la disposición de recursos financieros, los cuales se debe prever y especificar en el presupuesto anual de ingresos y gastos, aprobado como ordenanza por el Consejo Municipal, dentro de los términos y lapsos establecidos en la Ley Orgánica del Poder Público Municipal (Loppm). Dicho presupuesto es un instrumento estratégico de planificación, administración y de gobierno local, que exige captar y asignar recursos conducentes al cumplimiento de las metas de desarrollo económico, social e institucional del Municipio, y será ejecutado con base a los principios de eficiencia, solvencia, transparencia, responsabilidad y equilibrio fiscal.

De igual modo, una condición legal, necesaria de destacar, es la que impone la Loppm en su artículo 231, de los ingresos previstos en el presupuesto municipal se destinará como mínimo, el 50,0 por ciento para ser aplicado a gastos de inversión o de formación de capital, entendiendo como gasto de inversión aquellos a los que le atribuye tal carácter la Oficina Nacional de Presupuesto (Onapre), dando preferencia en todo caso a las áreas de salud, educación, saneamiento ambiental y a los proyectos de inversión productiva que promuevan el desarrollo sustentable del Municipio. El presupuesto de inversión está dirigido al desarrollo humano, social, cultural y económico del Municipio, y se debe elaborar de acuerdo con las necesidades prioritarias presentadas por las comunidades organizadas, en concordancia con lo estimado por el alcalde o alcaldesa en el presupuesto destinado al referido sector y con los proyectos generales sobre urbanismo, infraestructura, servicios y vialidad. A tal efecto, la Onapre publicó en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.484 de fecha 21/07/2006, la Providencia Administrativa N° 100, mediante la cual determina que debe considerarse como Gastos de Inversión o de Formación de Capital.

7.3.5.1 Fuentes de Financiamiento

Para el ejercicio económico financiero 2013, las entidades municipales, contarán con recursos por transferencia de asignaciones legales, por la cantidad de Bs. 17.321,1 millones, de los cuales 12.036,8 millones provienen del situado municipal, y Bs. 5.284,3 millones del Fondo de Compensación Interterritorial; más los ingresos propios que generen, en aplicación de las atribuciones que en materia de ingresos fiscales les autorice la ley.

7.3.5.1.1 Situado Constitucional Municipal

El Situado Constitucional es el ingreso que le corresponde a los municipios en cada ejercicio fiscal, de conformidad con lo dispuesto en el numeral 4 del artículo 167 de la Constitución de la República Bolivariana de Venezuela, el cual comprende:

- Una cantidad no menor al veinte por ciento de la correspondiente al respectivo estado en el presupuesto de los ingresos ordinarios del Fisco Nacional.

- Una participación no menor del veinte por ciento de los demás ingresos del mismo estado.

- La distribución del situado entre los municipios de cada estado se hará conforme a los siguientes parámetros: cuarenta y cinco por ciento en partes iguales, cincuenta por ciento en proporción a la población de los municipios y cinco por ciento en proporción a su extensión territorial.

Para el ejercicio 2013, las entidades locales contarán con recursos provenientes de esta fuente de financiamiento, por el orden de Bs. 12.036,8 millones.

7.3.5.1.2 Fondo de Compensación Interterritorial

Con el fin de promover un desarrollo equilibrado, eficiente, racional y justo de las localidades, le corresponde a los Municipios orientar los recursos provenientes de este Fondo al financiamiento de proyectos en las áreas de infraestructura, sociales, de servicios, productivos y científicos tecnológicos, presentados por estas entidades, de acuerdo a los planes de desarrollo municipales y estadales, en concordancia con los planes de la nación.

En atención a lo establecido el en artículo 36 numeral 2, del Reglamento de la Ley Orgánica del Consejo Federal de Gobierno, el apartado especial de este Fondo para los Municipios para el año 2013, alcanza la cantidad de Bs. 5.284,3 millones.

La asignación anual de recursos con cargo a dicho Fondo, deberá ser aprobada en plenaria, respondiendo a los requerimientos de las entidades municipales, con base a los proyectos estructurantes contemplados en el Plan de Desarrollo Económico y Social de la Nación y en el Plan Regional de Desarrollo. La transferencia de recursos se hará mediante la apertura de fideicomisos, previa aprobación del respectivo proyecto por parte de la Secretaría del Consejo Federal de Gobierno.

7.3.5.1.3 Ingresos Propios

Los ingresos propios de un importante número de municipios, históricamente han sido insuficientes, debido principalmente, a la inexistencia de bienes patrimoniales y ejidos propios, que en un momento dado les puedan generar ingresos por su uso o explotación, poca actividad comercial e industrial, y en menor grado, la resistencia de los habitantes al pago de los servicios y demás impuestos; todo esto hace que los ingresos que reciben a través de la Ley de Presupuesto Nacional, es decir situado, se conviertan en su principal fuente y cuyo peso relativo en los ingresos totales, en muchos casos alcanza más del 90 por ciento; situación ésta que contribuye a que algunos municipios descuiden o abandonen sus políticas de administración tributaria, desmejorando la recaudación de sus ingresos propios.

En contraposición, existen municipios que por tener en su jurisdicción desarrollos industriales, alta actividad comercial y de servicio, propiedades inmobiliarias, entre otros, se ven obligados a diseñar sistemas de administración tributaria eficientes que se traducen en

una alta recaudación por impuestos, tasas y contribuciones especiales, constituyéndose los ingresos propios en su principal fuente de financiamiento.

En este sentido, los ingresos propios de los municipios se derivan principalmente de los impuestos sobre las actividades económicas de industria, comercio, servicios o de índole similar, los impuestos sobre inmuebles urbanos, vehículos, espectáculos públicos, juegos y apuestas licitas, tasas, propaganda y publicidad comercial, así como la venta de bienes y servicios, ingresos de la propiedad, entre otros.

7.3.5.2 Política de Gasto para el Ejercicio Fiscal 2013

El proceso presupuestario de los municipios deberá regirse por lo dispuesto en los artículos 62 y 64 de la Ley Orgánica de la Administración Financiera del Sector Público (Loafsp), por las disposiciones de la Loppm, por las Ordenanzas Municipales y demás leyes aplicables a la materia; ajustando su desarrollo a las disposiciones técnicas previstas en el Instructivo N° 21 "Para la Formulación de los Presupuestos de los Municipios"; así como las contenidas en el Clasificador Presupuestario de Recursos y Egresos, estos dos últimos instrumentos emanados de esta Oficina Nacional.

Así mismo, será elaborada tomando en consideración el contexto de la política nacional de racionalización del gasto, aplicando los más estrictos criterios de austeridad para maximizar la eficiencia del gasto, de acuerdo con lo establecido en el Decreto 6.649 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.146 del 25/03/2009, mediante el cual se dictó el Instructivo Presidencial para la Eliminación del Gasto Suntuario o Superfluo en el Sector Público Nacional y por otra parte, la política gubernamental establecidas en las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013 Primer Plan Socialista. De igual manera, deberá tomarse en consideración los lineamientos dictados en materia presupuestaria por la Onapre.

7.3.6 Área Metropolitana de Caracas

En fecha 1° de Octubre de 2009, se publicó en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.276, la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas, donde expresamente se norma su funcionamiento, gobierno, administración, competencias y recursos. El Área Metropolitana de Caracas como unidad político-territorial, posee personalidad jurídica y autonomía dentro de los límites de la Constitución de la República y la Ley. Su ámbito geográfico comprende el Municipio Bolivariano Libertador del Distrito Capital y los Municipios Baruta, Chacao, El Hatillo y Sucre del Estado de Miranda..

Las competencias asignadas a esta instancia metropolitana, están establecidas en el artículo 5 de su ley, las cuales apuntan fundamentalmente a la planificación y coordinación, entre otras, de las siguientes materias: ordenación urbana y urbanística; protección y saneamiento del ambiente; contribución con las administraciones de los gobiernos municipales que integran el Área Metropolitana de Caracas en la gestión tributaria con el propósito de garantizar su cumplimiento y demás deberes formales; transferencias de competencias y servicios municipales a las comunidades y grupos vecinales organizados.

7.3.6.1 Fuentes de Financiamiento

Para el cumplimiento de los objetivos y metas establecidos en su Plan Operativo Anual, para el año 2013, el Área Metropolitana de Caracas, contará con los siguientes ingresos:

- La transferencia por concepto de un aporte financiero, en cada ejercicio fiscal, que hará la Gobernación de Miranda por un monto equivalente que oscile entre 2,5 por ciento hasta el 7,0 por ciento de su Situado Constitucional anual. Esta cifra le es suministrada por la referida Gobernación

- La transferencia por concepto del aporte financiero, que le hará el Gobierno del Distrito Capital por un monto de Bs.14.9 millones equivalente al 0,5 por ciento de su Situado Constitucional anual

- El 10,0 por ciento de la cuota de participación en el situado que corresponde a cada uno de los municipios que integren el Área Metropolitana de Caracas. Este monto representa la suma de Bs. 101,9 millones, de los cuales Bs. 74,3 millones provendrán del Municipio Bolivariano Libertador; Bs. 7,6 millones del Municipio Baruta; Bs. 3,4 millones del Municipio Chacao, Bs. 3,4 millones del Municipio El Hatillo y Bs. 13,2 millones del Municipio Sucre

- El aporte financiero de los municipios integrados en el Área Metropolitana de Caracas, en proporción equivalente al 10,0 por ciento del ingreso propio efectivamente recaudado por cada uno en el ejercicio fiscal vigente. Esta cifra le es suministrada por cada uno de los Municipios que la integran

- Los demás que genere producto de su propia gestión.

7.3.6.2 Política del Gasto para el Ejercicio Fiscal 2013

En atención a las políticas que en materia de desarrollo, planificación y presupuesto dicten los entes competentes, la Alcaldía del Área Metropolitana de Caracas, formulará su Proyecto de Ordenanza de Ingresos y Gastos para el año 2013 atendiendo los siguientes lineamientos estratégicos:

- Sus objetivos generales y específicos, así como sus metas, promoverán y priorizarán la inversión en la formación del capital humano y social, estudios técnicos, investigaciones, asistencia técnica, manejo, uso y distribución de información; el área de influencia de sus objetivos y metas debe impactar por lo menos en dos municipios ubicados en el Área Metropolitana de Caracas

- Los programas y proyectos deben asociar y coordinar recursos, capacidades y destrezas de organizaciones públicas ó privadas que se encuentren ubicadas en diferentes municipios del Área Metropolitana de Caracas

- Los programas y proyectos deben estar orientados a construir un lugar donde se impulse el mejoramiento de la calidad de vida de la población, que promueva una mayor y mejor movilidad, donde predominen los criterios de protección y promoción del ambiente, que ofrezca posibilidades de desarrollo de las familias protegiéndolas de la violencia y promoviendo el uso de espacios públicos dignos, a fin de lograr una ciudad cuya construcción sea producto de un proceso de participación ciudadana, con los gobiernos locales trabajando coordinadamente entre sí y con los niveles regionales y nacionales

- Los programas y proyectos deben estar orientados a desarrollar instrumentos que permitan concretar acciones de planificación y coordinación entre los gobiernos locales para enfrentar los problemas de carácter metropolitano, especialmente en las áreas de ambiente, urbanismo y participación ciudadana; a estimular y establecer alianzas y sinergias entre instituciones públicas y privadas con criterio de corresponsabilidad

social, que permitan la acción de la autoridad metropolitana con los limitados recursos que le otorga el marco legal, a promover la cooperación técnica nacional e internacional en el ámbito público metropolitano, optimizando el uso de los recursos de esa cooperación; a promover la capacitación de los funcionarios locales y de la ciudadanía para mejorar las respuestas de las autoridades y de los ciudadanos organizados ante los problemas ambientales, de movilidad y seguridad.

7.4 Entes Regionales

En atención al supremo compromiso y voluntad de lograr la mayor eficacia política y calidad revolucionaria en la construcción del socialismo y refundación de la patria, el Ejecutivo Nacional realizó cambios organizativos, al adscribir las Corporaciones Regionales de Desarrollo a la Vicepresidencia de la República (con excepción de la Corporación Venezolana de Guayana). Esta medida busca conjugar bajo una misma visión estratégica y de forma coherente, un sistema de planificación que conducirá necesariamente a optimizar y acometer con eficiencia los proyectos y planes que se vayan a realizar en todo los niveles de gobierno, a los fines de alcanzar con éxito un desarrollo territorial desconcentrado; en apego a los lineamientos estratégicos definidos en las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista (PPS) 2007-2013, y en correspondencia con el Plan Operativo Anual Nacional 2013.

Las Corporaciones Regionales de Desarrollo deben aprovechar sus potencialidades y reforzar aquellas acciones que les permita generar estrategias para mejorar su principal función de asistencia técnica y capacitación al sector productivo; al fortalecimiento de los Consejos Estadales de Planificación y Coordinación de Políticas Públicas, de los Consejos Locales de Planificación Pública; a las misiones sociales; a la pequeña y mediana industria, al sector cooperativo y de nuevos emprendedores; al sector turístico y en general con cualquier sector u organización que contribuya al desarrollo territorial de las regiones, y de manera especial las acciones que promoverá el Consejo Federal de Gobierno en beneficio del Desarrollo Territorial Desconcentrado.

De esta forma, se adapta en perfecta armonía con lo dispuesto en el artículo 33 del Reglamento de la Ley Orgánica del Concejo Federal de Gobierno, reformado mediante Decreto N° 8.146 de fecha 12/04/2011 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.655 de fecha 13/04/2011, a través del cual, se les asigna a las Corporaciones de Desarrollo Regional, el rol de Oficinas Técnicas Regionales (OTR), en apoyo a los lineamientos de la Secretaría del Consejo Federal de Gobierno, con el objetivo de recibir y evaluar los proyectos que presenten las entidades político territoriales y las organizaciones de base del Poder Popular, para ser financiados con recursos del Fondo de Compensación Interterritorial (FCI), sin menoscabo de las funciones atribuidas en sus instrumentos de creación, en aplicación del principio constitucional de colaboración de los órganos y entes que conforman la administración pública, esto en función de la capacidad técnica, información disponible y personal calificado, existentes en estas instituciones.

7.4.1 Corporaciones Regionales de Desarrollo

Desde la visión geoestratégica del ordenamiento socio - territorial, sustentada en el desarrollo y explotación de los Ejes Norte-Costero, Orinoco-Apure, Occidental, Oriental, y el Norte-Llanero, las Corporaciones como entes dinamizadores del crecimiento económico y social en las regiones, prevén lograr la profundización de la participación ciudadana en el desarrollo y explotación del amplio potencial regional de recursos petrolíferos, hídricos, mineros, gasíferos, forestales, turísticos y agroindustriales, basadas en patrones de equidad y justicia social. Igualmente, las Corporaciones juegan un papel relevante por el impulso y desarrollo que brindan a las cadenas agro-productivas y socio-productivas regionales.

A continuación se presentan las líneas de acción que desarrollará cada institución:

- **Corporación de Desarrollo de la Región de los Llanos (Corpollanos)**

  Corpollanos, orienta su política institucional a continuar promoviendo el desarrollo integral de la región central, mediante la planificación, promoción y coordinación de un desarrollo armónico sustentable. Su objetivo principal inicial se orientó hacia la promoción del desarrollo armónico, endógeno, integral, sustentable y sostenido, a los fines de impulsar el desarrollo de la Región Los Llanos. Actualmente cumple el rol de Oficina Técnica Regional del Fondo de Compensación Interterritorial del Consejo Federal de Gobierno (CFG), de acuerdo a lo establecido por el Reglamento de la Ley Orgánica del Consejo Federal de Gobierno, recientemente reformado mediante Decreto N° 8.146 de fecha 12/04/2011, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.655 de fecha 13/04/2011, y en ese sentido, su ámbito de acción se extiende ahora a la Región Llano 1 y Llano 2, las cuales agrupan, la primera, a los estados Apure y Guárico, y la segunda, a los estados Barinas, Cojedes y Portuguesa.

  Dentro de este marco, para el ejercicio fiscal 2013, Corpollanos, se ha propuesto la consolidación de un sistema de asistencia técnica integral y transversal que permita la transferencia de conocimientos a las organizaciones de base comunitarias en la formulación y gestión tecno-política de proyectos y dando cumplimiento a la Ley Orgánica del Consejo Federal de Gobierno y su Reglamento, donde se estable que las corporaciones de Desarrollo será base de asiento funcional de las (OTR) Oficinas Técnicas Regionales del (FCI) Fondo de Compensación Interterritorial.

- **Corporación de Desarrollo de la Región Central (Corpocentro)**

  Con el objetivo propio en el proceso de la planificación regional, el equilibrio interterritorial y la descentralización del poder constituido hacia el poder constituyente, para el ejercicio económico financiero 2013, la Corporación orientará sus líneas de acción hacia el fortalecimiento y consolidación de objetivos estratégicos, específicamente, en evaluación técnico-político y financiera de los proyectos consignados por las entidades territoriales y el poder popular, permitiendo así que, con los recursos del Fondo de Compensación Interterritorial (FCI) -ente financiero del CFG- se ejecute la inversión pública, con la mayor eficiencia y la mayor suma de felicidad. Para ello se propone la ejecución del proyecto "Desarrollo y Consolidación de la Oficina Técnica Regional (O.T.R.). Central I, Aragua - Carabobo", cuyo objetivo estratégico institucional es impulsar la planificación y el desarrollo regional bajo los lineamientos del Concejo Federal de Gobierno para los estado Aragua y Carabobo, mediante la aplicación de las instrucciones y procedimientos señalados por el Fondo de Compensación Interterritorial.

- **Corporación de Desarrollo de la Región Zuliana (Corpozulia)**

  La Corporación de Desarrollo de la Región Zuliana (Corpozulia), orientará sus esfuerzos hacia la promoción del desarrollo armónico, endógeno, integral, sustentable y sostenido de la Región Zuliana. Actualmente cumple el rol de Oficina Técnica Regional del Fondo de Compensación Interterritorial del Consejo Federal de Gobierno (CFG), de acuerdo a lo establecido por el Reglamento de la Ley Orgánica del Consejo Federal de Gobierno, recientemente reformado mediante Decreto N° 8.146 de fecha 12/04/2011, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.655 de fecha 13/04/2011 de 2011, y en ese sentido, su ámbito de acción se extiende ahora a la Región Occidental, la cual agrupa los estados Falcón y Zulia.

Para el año 2013, la Corporación de Desarrollo de la Región Zuliana, orienta su inversión principalmente al mejoramiento de la calidad de vida, a través de la promoción de planes y proyectos que permitirán fortalecer los sectores: salud, educación, ciencia y tecnología, agrícola, turismo, minería, ambiente y servicios básicos, todo ello, en correspondencia con los lineamientos del Gobierno Nacional y el Plan de Desarrollo Económico y Social Simón Bolívar 2007-2013, que articula las políticas sociales para dar respuesta a las necesidades de la población, especialmente la excluida, mediante un nuevo modelo de gestión pública.

Las acciones a realizar, así como los recursos asignados a Corpozulia en el ejercicio presupuestario 2013, se orientarán a la ejecución de los Proyectos siguientes:

- Diversificación de Servicios del Centro de Información y Documentación
- Mantenimiento correctivo y preventivo de las edificaciones de Corpozulia
- Evaluación de los Recursos Minerales no Metálicos del Estado Zulia
- Fiscalización y Acondicionamiento del puerto de embarque de Palmarejo y Minas Paso Diablo y Mina Norte
- Fortalecimiento de las Unidades de Producción Agrícola Vegetal Especializadas
- Promoción y Fortalecimiento de Comunidades y Hábitat
- Ejecución de programas de conservación y educación ambiental en el Estado Zulia
- Consolidación de las Unidades de Producción Agrícola Pecuarias
- Consolidación de la Oficina Técnica Regional Occidental
- Fomento p ara la Investigación y Desarrollo Tecnológico
- Fortalecimiento de la Actividad e Infraestructura Turística.

Corporación de Los Andes (Corpoandes)

La Corporación de Desarrollo de la Región de los Andes (Corpoandes), se creo el 8 de diciembre de 1964, según Gaceta Oficial de la República de Venezuela N° 27.619, concentrando su área de acción en los estados Mérida, Táchira y Trujillo; actualmente es un organismo adscrito a la Vicepresidencia de la República, según Decreto N° 7.408 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.422, de fecha 12 de mayo 2010. La Corporación tiene como objetivo dar respuestas oportunas y convertirse en fuente confiable de información y documentación a fin de promover el desarrollo integral de la Región de los Andes y colaborar en la coordinación con los organismos nacionales, estadales municipales y privados, en la elaboración de los proyectos de leyes, planes y programas que inciden en el desarrollo de la Región. En el año 2013, esta corporación tiene planteado como directriz estratégica el desarrollo de la política vinculada a los planes y proyectos fundamentales que adelanta el Ejecutivo Nacional, dentro de las Líneas Generales del Plan de Desarrollo Económico y Social 2007-2013.

Actualmente, Corpoandes cumple el rol de Oficina Técnica Regional del Fondo de Compensación Interterritorial del Consejo Federal de Gobierno (CFG), de acuerdo con lo establecido en el Reglamento de la Ley Orgánica de Consejo Federal de Gobierno.

Las acciones a realizar, así como los recursos asignados a Corpoandes en el ejercicio presupuestario 2013, se orientaran a la ejecución de los siguientes proyectos:

- Sistema de Información Geográfica de la Región de Los Andes (Sigra)
- Puesta en funcionamiento de la Oficina Técnica Regional como ente descentralizador del Consejo Federal de Gobierno
- Fortalecimiento de las bases socio-territoriales para el Desarrollo Integral en la Región de Los Andes.

- **Corporación Venezolana de Guayana (CVG)**

La Corporación Venezolana de Guayana (CVG), adscrita al Ministerio del Poder Popular de Industrias (MPPI), creada mediante Decreto N° 430, de fecha 29 de diciembre de 1960, está orientada a cumplir con su rol planificador y promotor de un modelo de desarrollo integral, humanista y sustentable en coordinación con otras instituciones, a los fines de impulsar el nuevo modelo socio-productivo del país.

Con esta visión y en el marco de los lineamientos dictados por el Ejecutivo Nacional, la CVG, se ha convertido en la agencia de desarrollo regional, cuya responsabilidad se fundamenta en la promoción de inversiones; la planificación concertada del desarrollo y la coordinación interinstitucional de los agentes del territorio, este último, como elemento clave y necesario para la atracción de inversiones que le den coherencia a los esfuerzos que desde la región, acometen los distintos agentes territoriales, garantizando de esta manera, gobernabilidad mediante instrumentos de gestión compartida y facilitando los procesos para la realización de proyectos y programas que dinamicen el desarrollo de la Región Guayana.

Las acciones a realizar, así como los recursos asignados a la Corporación Venezolana de Guayana en el ejercicio presupuestario 2013, se orientarán a la ejecución de los Proyectos siguientes:

- Producción de agua potable y saneamiento de aguas servidas
- Construcción de viviendas en la Zona de Desarrollo de Guayana (Z.D.G)
- Construcción, ampliación, reparaciones y mejoras de edificaciones públicas en la Zona de Desarrollo de Guayana
- Rehabilitación del sistema de protección de inundaciones del Delta del Orinoco
- Elaboración y ejecución de un programa de desarrollo socio-productivo para las comunidades en los espacios funcionales de la Zona de Desarrollo de Guayana
- Diseño y construcción de una planta para el manejo integral de los desechos industriales almacenados
- Desarrollo de la piscicultura en la Zona de Desarrollo de Guayana

- Prospección, evaluación y supervisión de proyectos mineros bajo la administración de CVG
- Desarrollo forestal en áreas de influencia de la Zona de Desarrollo de Guayana
- Elaboración de estudios de factibilidad para la instalación y arranque de cinco plantas procesadoras de alimentos balanceados para animales
- Fortalecimiento del centro de producción e investigación agrícola "Hato Gil"
- Diseño y ejecución de un programa de formación familiar en valores humanos, a las comunidades ubicadas en el estado Bolívar.

- **Corporación de Desarrollo Jacinto Lara (Corpolara)**

La Corporación de Desarrollo Jacinto Lara (Corpolara), es un instituto público adscrito a la Vicepresidencia de la República, creada mediante Decreto Presidencial N° 8.800 de fecha 14 de febrero de 2012, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.874 de fecha 1° de marzo de 2012, con el objetivo de apoyar la implementación de las políticas públicas nacionales en los estados Lara, Yaracuy y Portuguesa, y con ello, permitir una mayor eficacia en la consecución de los fines estatales en dichos estados, en procura del desarrollo sostenible de la Región Centro Occidental de la República Bolivariana de Venezuela.

En este sentido, la Corporación para el ejercicio fiscal 2013, estima realizar acciones dirigidas a la ejecución de los proyectos siguientes:

- Apoyo al Desarrollo Equilibrado de los Estados Lara y Yaracuy
- Elaboración del Plan de Ordenación y Desarrollo de la Región Centro Occidental
- Fortalecer Capacidades para la Elaboración de Instrumentos de Gestión del Desarrollo en el Marco del Sistema Nacional de Planificación
- Desarrollo de Referente Tecnológico para la Producción Sostenible y Sustentable en Zonas Cafetaleras.

A continuación se muestra el cuadro N° 7-7 con los recursos que estima el Ejecutivo Nacional otorgar a las Corporaciones de Desarrollo Regional en el año 2013, para dar cumplimiento con las acciones previstas en sus Planes Operativos Anuales.

CUADRO 7-7
APORTES OTORGADOS A LAS CORPORACIONES DE DESARROLLO REGIONAL
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

DENOMINACIÓN	TOTAL	PORCENTAJE PARTICPACIÓN
Corporación de Desarrollo de la Región de los Llanos (Corpollanos)	25,6	15,1
Corporación de Desarrollo de la Región Central (Corpocentro)	30,9	18,3
Corporación de Los Andes (Corpoandes)	30,4	17,9
Corporación de Desarrollo Jacinto Lara (Corpolara)	25,7	15,2
Corporación de Desarrollo de la Región Zuliana (Corpozulia)	56,8	33,5
TOTAL	**169,4**	**100,0**

7.4.2 Fundaciones para el Desarrollo de la Ciencia y la Tecnología (Fundacites)

A partir de las directrices estratégicas del Proyecto Nacional Simón Bolívar, para el fortalecimiento e incentivo de la investigación en el proceso educativo del país, se fundamenta la creación de las Fundaciones para el Desarrollo de la Ciencia y Tecnología en cada entidad federal (Fundacites), adscritas al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, creadas con el objetivo principal de promover, apoyar, fortalecer y contribuir al desarrollo nacional, estadal y local del Sistema de Ciencia, Tecnología e Innovación en los estados, e impulsar el desarrollo integral de los procesos de producción, del conocimiento científico y tecnológico, su difusión y utilización en las comunidades, el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación.

A continuación en el cuadro N° 7-8 se refleja la distribución de los recursos que el Ejecutivo Nacional estima transferir a las Fundaciones para el Desarrollo de la Ciencia y la Tecnología (Fundacites) y a la Fundación Instituto Zuliano de Investigaciones Tecnológicas (Inzit-Cicasi) para el año 2013, para financiar sus gastos de funcionamiento y las acciones previstas en sus Planes Operativos Anuales.

CUADRO 7-8
APORTES OTORGADOS A LAS FUNDACIONES PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

DENOMINACIÓN	TOTAL	PORCENTAJE PARTICIPACIÓN
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)	3,4	3,3
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite- Anzoátegui)	3,6	3,4
Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)	11,1	10,6
Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)	6,8	6,5
Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)	5,1	4,9
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)	9,3	8,9
Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)	10,9	10,4
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Táchira (Fundacite-Táchira)	3,8	3,6
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Sucre (Fundacite-Sucre)	3,7	3,5
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)	6,4	6,1
Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)	7,2	6,9
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)	5,7	5,5
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)	3,9	3,7
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)	3,0	2,9

CUADRO 7-8
APORTES OTORGADOS A LAS FUNDACIONES PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

DENOMINACIÓN	TOTAL	PORCENTAJE PARTICIPACIÓN
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)	4,1	3,9
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)	2,0	1,9
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)	2,2	2,1
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Monagas (Fundacite-Monagas)	4,1	3,9
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)	1,6	1,5
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)	3,5	3,4
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)	3,5	3,4
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)	4,4	4,2
Fundación Instituto Zuliano de Investigaciones Tecnológicas (Inzit-Cicasi)	9,0	8,6
TOTAL	**104,4**	**100,0**

Capítulo 8
CUENTA AHORRO - INVERSIÓN - FINANCIAMIENTO DE LA REPÚBLICA AÑO 2013

Capítulo 8

CUENTA AHORRO - INVERSIÓN - FINANCIAMIENTO (CAIF) DE LA REPÚBLICA AÑO 2013

8.1 Apreciaciones Teóricas

La Cuenta Ahorro, Inversión y Financiamiento (CAIF), es de obligatoria aplicación en el proceso presupuestario de la República, atendiendo a lo dispuesto en el Artículo 12 de la Ley Orgánica de la Administración Financiera del Sector Público y el Artículo 23 Numeral 3 del Reglamento N° 1 de la citada ley.

La CAIF se construye a partir de la clasificación económica, que se derivan de Ingresos y Fuentes de Financiamiento, y los Gastos y Aplicaciones Financieras, refiriendo de forma resumida a la relación financiera del presupuesto de la República para el ejercicio fiscal.

Los resultados que se obtienen al establecer la interrelación entre los elementos que componen la CAIF, permiten evidenciar desde diferentes enfoques las posiciones presupuestarias para un determinado ejercicio fiscal.

A continuación se presenta un resumen conceptual de los diferentes resultados financieros, que forman parte de la CAIF de la República:

- Superávit o déficit corriente; es la capacidad de ahorro de la República. Se define como la diferencia que resulta de restarle al total de ingresos corrientes el total de gastos corrientes

- Superávit o déficit no petrolero; muestra la capacidad de financiamiento que tiene el sector no petrolero sobre el presupuesto de la República, se obtiene de la diferencia resultante del total de ingresos no petroleros y el total de gastos

- Superávit o déficit primario; este indicador es apropiado para excluir del análisis presupuestario el efecto financiero por endeudamiento de años anteriores, y resulta de restarle al total de ingresos el total de gastos, sin incluir en éste los intereses del servicio de deuda de la República

- Superávit o déficit financiero; evidencia las necesidades de financiamiento presupuestarias propias del ejercicio fiscal, para efectos de su cálculo, al total de ingresos se le disminuye el total de gastos

- Superávit o déficit ordinario, este resultado financiero es propio de las características de las finanzas públicas venezolanas. Está determinado por el total de ingresos (una vez descontados los montos destinados al Fondo de Inversión y Estabilización Macroeconómica y al Fondo de Ahorro Intergeneracional) menos el total de gastos (una vez descontada la inversión que realiza el Estado, ya sea a través de la Administración Central o Descentralizada, sin incluir en ésta la parte destinada a las regiones). Con el establecimiento de este indicador, el Ejecutivo pretende orientarse hacia la estabilidad y equilibrio presupuestario, ya que el mismo proporcionará la capacidad que tienen los ingresos para cubrir los gastos recurrentes, habiendo previamente establecido el ahorro para eventualidades en los ingresos ordinarios y el ahorro de las generaciones futuras.

8.2 Cuenta Ahorro - Inversión - Financiamiento (CAIF) para el ejercicio fiscal 2013

El Proyecto de Ley de Presupuesto 2013, asciende a la cantidad de Bs. 396.406,7 millones. Bajo la metodología que se desprende de la CAIF, dicho monto contempla por el ramo de los egresos, un total de gasto de Bs. 387.044,7 millones y una disminución de pasivos por el orden de Bs. 9.362,0 millones. Para mantener el equilibrio presupuestario, el total de erogaciones anteriormente mencionadas, se cubrirán con un total de ingresos corrientes de Bs. 300.919,6 millones, y con un total de fuentes de financiamiento que asciende a Bs. 95.487,1 millones, tal y como se muestra en el cuadro N° 8-1.

Los gastos propios del ejercicio se estiman en Bs. 233.503,7 millones, referidos específicamente a erogaciones necesarias para cubrir los gastos de funcionamiento de los Órganos, las transferencias a Entes del Estado, y las inversiones proyectadas, tanto en materia social como de infraestructura primordialmente. El resto de los gastos, lo componen los intereses del servicio de deuda pública, previstos en Bs. 68.024,0 millones, y las asignaciones destinadas a las regiones por transferencias corrientes y de capital, las cuales se ubican a Bs. 85.517,0 millones.

En la valoración de los resultados de la CAIF, se aprecia en primer término un superávit corriente de Bs. 1.280,6 millones (0,1 por ciento del PIB), afianzado primordialmente en la estimación de ingresos corrientes, específicamente por el ramo no petrolero, lo cual se traduce en una mejor estructuración de la correspondencia entre ingresos corrientes y gastos corrientes del presupuesto.

Al sustraerle al superávit corriente los ingresos de origen petrolero (4,5 por ciento del PIB) y sumarle los gastos de capital (4,7 por ciento del PIB), se muestra un déficit no petrolero de Bs. 169.304,7 millones (9,2 por ciento del PIB), evidenciando una simetría entre éste resultado y los rubros anteriormente referidos.

Cuando se incorporan a los recursos de origen no petrolero aquellos provenientes del sector petrolero, y se descuenta del gasto total el pago de intereses, por ser este último un pago consecuente con la acumulación de pasivos de ejercicios fiscales anteriores, se obtiene el resultado primario, el cual muestra un déficit por el orden de 1,0 por ciento del PIB. Este déficit se explica por el peso que tienen el resto de los gastos corrientes (12,5 por ciento del PIB), principalmente las asignaciones otorgadas al rubro de las transferencias corrientes a los Entes descentralizados y a las remuneraciones.

Por otro lado, el déficit ordinario el cual se ubica en Bs. 46.775,2 millones (2,5 por ciento del PIB), determina la capacidad de cobertura de los ingresos, frente a los gastos corrientes de la República, aunado a las transferencias corrientes y de capital prevista para las regiones. En este sentido, destaca el peso de las transferencias a las regiones y su carga dentro del presupuesto, ya que estas se prevén para el año 2013 en Bs. 85.517,0 millones, evidenciando una proporción del 21,6 por ciento de la totalidad del presupuesto de egresos, que equivale a 4,6 puntos del PIB.

El resultado financiero global muestra un déficit de 4,7 por ciento del PIB, es decir, las necesidades netas de financiamiento del presupuesto del ejercicio se ubican en Bs. 86.125,1 millones. Este monto, aunado a las asignaciones previstas para la amortización del servicio de deuda registrada en el presupuesto por Bs. 9.362,0 millones, elevan las aplicaciones financieras a Bs. 95.487,1 millones (5,2 por ciento del PIB).

Se tienen estimado cubrir las aplicaciones financieras con el incremento de pasivos financieros por Bs. 95.356,8 millones, según lo establecido en el Proyecto de Ley Especial de Endeudamiento Anual para el año 2013, y con Bs. 130,3 millones por disminución de activos financieros.

CUADRO N° 8-1
CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO DE LA REPÚBLICA
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

CONCEPTOS			MONTO	% PIB
I	**Ingresos totales**		**300.919,6**	**16,3**
I.1	**Ingresos corrientes**		**300.919,6**	**16,3**
I.1.1	Petroleros		83.179,6	4,5
I.1.2	No petroleros		217.740,0	11,8
II	**Gastos totales**		**387.044,7**	**20,9**
II.1	**Gastos corrientes**		**299.639,0**	**16,2**
II.1.1	Intereses		68.024,0	3,7
II.1.2	Resto de los gastos corrientes		231.615,0	12,5
II.2	**Gastos de capital**		**87.405,7**	**4,7**
II.2.1	Gasto de capital de las regiones		48.055,8	2,6
II.2.2	Resto del gasto de capital		39.349,9	2,1
	Superávit / (déficit) en cuenta corriente	= I.1 – II.1	1.280,6	0,1
	Superávit / (déficit) no petrolero	= I.1.2 – II	-169.304,7	-9,2
	Superávit / (déficit) primario	= I – (II – II.1.1)	-18.101,1	-1,0
	Superávit / (déficit) financiero	**= I – II**	**-86.125,1**	**-4,7**
	Superávit / (déficit) ordinario	= I - (II – II.2.2)	-46.775,2	-2,5
III	**Fuentes de financiamiento**		**95.487,1**	**5,2**
III.1	Disminución de activos financieros		130,3	0,0
III.2	Incremento de pasivos financieros		95.356,8	5,2
IV	**Aplicaciones financieras**		**95.487,1**	**5,2**
IV.1	Disminución de pasivos financieros		9.362,0	0,5
IV. 2	Resultado financiero		86.125,1	4,7

Capítulo 9

EFECTOS ECONÓMICOS DEL PRESUPUESTO

Capítulo 9

EFECTOS ECONÓMICOS DEL PRESUPUESTO

9.1 Consideraciones Generales

De acuerdo a lo referido en el artículo 29 numeral 6, del Reglamento N° 1 de la Ley Orgánica de Administración Financiera del Sector Público, el presente capítulo está orientado a medir el impacto que tiene la composición y distribución establecida en la formulación presupuestaria para el año 2013, sobre la actividad económica nacional.

En el cuadro N° 9-1 que se muestra a continuación, puede apreciarse el referido impacto sobre las principales variables económicas: efecto sobre la demanda agregada interna de origen fiscal, necesidades de endeudamiento, base monetaria y resultado financiero base caja:

CUADRO N° 9-1
RESULTADOS DE LOS PRINCIPALES INDICADORES FISCALES
PROYECTO DE LEY DE PRESUPUESTO 2013
(PORCENTAJES CON RESPECTO AL PIB)

MODELOS	2013
Efecto Neto del Presupuesto sobre la Demanda Agregada Interna de Origen Fiscal	6,1
Préstamo Neto del Fisco	4,6
Expansión Primaria de la Base Monetaria de Origen Presupuestario	6,8
Superávit / Déficit Fiscal	-3,9
Monto del Proyecto de Presupuesto	21,5

El Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2013, como instrumento de política a corto plazo, muestra un efecto moderado sobre la demanda agregada interna de origen fiscal, estimado en 6,1 por ciento del PIB, acorde con el nivel de crecimiento establecido por el Ejecutivo en las metas macroeconómicas.

Por otra parte, se observa que las estimaciones de recursos y la política presupuestaria delineada para las asignaciones del gasto, están acordes con el escenario económico previsto; con base en ello se espera no ejercer mayores presiones sobre el mercado financiero, tal y como se muestra en el resultado de la expansión primaria de la base monetaria de origen presupuestario, la cual se ubica en 6,8 por ciento del PIB.

Las necesidades de financiamiento en términos netos, se estiman en 4,6 por ciento del PIB para el año 2013. Este resultado está en línea con el déficit fiscal base caja, que recoge los pagos asociados a la ejecución del presupuesto vigente y los pagos pendientes del año anterior, al ubicarse en 3,9 por ciento del PIB.

En definitiva los resultados de los efectos económicos del presupuesto sobre la economía, expresan un aumento en la demanda agregada interna y en la base monetaria, que junto al nivel esperado de endeudamiento neto y de déficit fiscal, muestran una política fiscal orientada a la consecución de los objetivos asociados al crecimiento económico de 6,0 por ciento, señalado en las premisas macroeconómicas.

9.2 Demanda Agregada Interna de Origen Fiscal

La aplicación de la política fiscal a través del presupuesto, produce cambios inmediatos e importantes sobre la economía nacional, que pueden ser evaluados a través de la demanda agregada interna de origen fiscal.

El concepto de demanda agregada interna de origen fiscal, está referida al efecto neto que se origina por el monto de ingresos retirados del aparato económico por el gobierno, bajo la figura de impuestos, tasas, entre otros, y por otro lado, las asignaciones presupuestarias que este realiza. Vale la pena señalar, que las asignaciones financiadas con deuda interna tienen una incidencia neutra o restrictiva en el efecto neto.

Asimismo, hay que tener presente que un resultado positivo en el valor del efecto neto, es indicativo de una política fiscal dinamizadora de la demanda agregada interna, que puede incidir favorablemente sobre el crecimiento de la economía nacional.

La Ley de Presupuesto de la República para el ejercicio fiscal 2013, recoge una incidencia neta favorable sobre la demanda agregada interna de origen fiscal, equivalente a 6,1 por ciento del PIB. La misma se deriva de una política presupuestaria que busca una articulación estratégica entre los ingresos y fuentes de financiamiento, y las asignaciones vinculadas a acciones de carácter estratégico que los ministerios y sus entes adscritos ejecutarán en estrecha coordinación con las premisas expuestas por el Ejecutivo Nacional en las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista (2007 – 2013).

En este sentido, la expansión de la demanda agregada interna de origen fiscal presupuestario corresponde al gasto interno, el cual se determina para el 2013 en 17,8 por ciento del PIB, sustentándose principalmente en los gastos orientados a los sectores de educación, seguridad y defensa, seguridad social, salud y desarrollo social; y en la inversión real planificada para los sectores de transporte y comunicaciones, energía, minas y petróleo, industria y comercio, vivienda, agrícola, y desarrollo urbano y servicios conexos.

Por su parte, la contracción estimada en la demanda agregada interna por efecto de los ingresos fiscales de origen interno, medida en términos del PIB, se ubica en 11,7 por ciento, donde el elemento fundamental de este comportamiento lo ejerce la proyección de recaudación derivada de las principales rentas de origen interno; especialmente las que se encuentran bajo la jurisdicción del Servicio Nacional Integrado de Administración Aduanera y Tributaria, tales como: el impuesto sobre la renta a otras actividades y el impuesto al valor agregado neto, que representan el 13,6 por ciento y el 30,6 por ciento, respectivamente, del total de recursos previstos en la Ley de Presupuesto del 2013.

En los siguientes cuadros se presenta las cifras anteriormente señaladas de la demanda agregada interna de origen fiscal presupuestario.

CUADRO N° 9-2.1
AUMENTO DE LA DEMANDA AGREGADA INTERNA DE ORIGEN FISCAL POR EFECTO DE LOS GASTOS FISCALES INTERNOS

PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

CONCEPTOS	2012 Ley	2012 Acordado(*)	2013 Proyecto
Remuneraciones	44.422,6	63.920,0	51.772,1
Compra de bienes, servicios y otros gastos corrientes	23.588,1	25.824,7	35.572,3
Intereses de la deuda interna	19.582,0	21.652,3	33.714,5
Transferencias corrientes	100.860,8	163.578,4	119.588,4
• Al sector privado	13.056,3	21.499,9	14.236,3
• Situado constitucional	19.900,8	20.952,9	25.694,8
• Entes descentralizados	67.903,7	121.125,7	79.657,3
Formación bruta de capital fijo y financiero	1.976,2	4.439,0	3.283,2
Transferencias de capital	52.229,9	67.183,3	84.330,0
• Al sector privado	0,0	0,1	15,2
• Situado constitucional	23.306,5	24.538,6	30.092,0
• Entes descentralizados	28.923,4	42.644,7	54.222,9
DAI Fiscal ampliada total	242.659,5	346.597,6	328.260,5
DAI ampliada / PIB	15,6%	20,5%	17,8%

Nota: Cada uno de los conceptos está ajustado con sus respectivas propensiones marginales.
(*) Ley de Presupuesto y modificaciones al 31/08/2012, estimado resto del año.

CUADRO N° 9-2.2
DISMINUCIÓN DE LA DEMANDA AGREGADA INTERNA DE ORIGEN FISCAL POR EFECTOS DE LOS INGRESOS FISCALES INTERNOS

PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

CONCEPTOS	2012 Ley	2012 Acordado(*)	2013 Proyecto
Impuestos directos a personas	2.776,5	8.603,4	9.886,6
Impuestos directos a empresas	34.755,5	33.042,2	38.328,2
Impuestos indirectos	119.179,9	136.229,8	159.348,8
Ingresos no tributarios	3.990,4	10.039,8	8.338,7
Disminución total en DAI	160.702,2	187.915,2	215.902,3
Disminución total en DAI/PIB	10,3%	11,1%	11,7%

Nota: Cada uno de los conceptos está ajustado con sus respectivas propensiones marginales.
(*) Ley de Presupuesto y modificaciones al 31/08/2012, estimado resto del año.

CUADRO N° 9-2.3
EFECTO NETO DEL PRESUPUESTO
SOBRE LA DEMANDA AGREGADA INTERNA DE ORIGEN FISCAL
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

CONCEPTOS	2012 Ley	2012 Acordado(*)	2013 Proyecto
Efecto neto sobre DAI	81.957,3	158.682,5	112.358,1
Porcentaje con respecto al PIB	5,3%	9,4%	6,1%

Nota: Cada uno de los conceptos está ajustado con sus respectivas propensiones marginales.
(*) Ley de Presupuesto y modificaciones al 31/08/2012, estimado resto del año.

9.3 Préstamo Neto del Fisco

Esta valoración tiene por objeto cuantificar el impacto que sobre las variables básicas de la economía, tiene el endeudamiento y la amortización de la deuda pública del Proyecto de Ley de Presupuesto 2013, proporcionando una visión agregada de su incidencia en la demanda interna, y el financiamiento del gasto fiscal. A fin de disponer de una medición apropiada de este efecto, se evalúa por separado la composición del financiamiento interno y externo, debido a que ambos resultados afectan de manera diferente la economía.

El Ejecutivo Nacional mediante un manejo eficiente del endeudamiento público, procurará obtener los fondos requeridos para complementar el financiamiento de la gestión gubernamental, en las mejores condiciones de vencimientos y costos. En tal sentido, se estima un endeudamiento bruto del fisco por el orden de Bs. 95.356,8 millones. Cabe destacar, que el endeudamiento como mecanismo de financiamiento cumple con el objetivo de lograr equilibrar las fuentes con el uso de los fondos.

El proceso de crecimiento observado en la economía está relacionado a la gestión de endeudamiento bajo la premisa de sostenibilidad fiscal, expresado en el financiamiento de proyectos vitales para el impulso productivo originados de las operaciones de crédito público, con una orientación a la continua disminución al riesgo cambiario y a minimizar la proporción del endeudamiento externo dentro del portafolio de deuda total, asumiendo niveles de costos razonables y acordes a los exigidos por los inversionistas en títulos valores del Estado, mientras se cumplen a cabalidad los compromisos de la República, todo ello enmarcado en un óptimo manejo de pasivos.

Se continuará con el proceso sistemático y planificado de emisión y colocación de deuda interna, a objeto de garantizar los recursos suficientes para la cancelación oportuna de las obligaciones contratadas por la República y el financiamiento de proyectos que coadyuven al fortalecimiento de la inversión social y productiva, en particular al desarrollo e incentivo de la producción nacional.

De igual manera, se enfatiza que la confluencia del endeudamiento neto y los aportes fiscales que el Ejecutivo Nacional estima asignar al sector privado, mediante el desarrollo del sistema de microfinanzas a través de instituciones, tales como: el Banco Nacional de Vivienda y Hábitat (Banavih), el Instituto Nacional de Desarrollo de la Pequeña y Mediana Industria (Inapymi), el Fondo para el Desarrollo Agrario Socialista (Fondas), el Banco de Desarrollo de la Mujer, C.A. (Banmujer), Sociedad Nacional de Garantías Recíprocas para la Mediana y Pequeña Industria, C.A. (Sogampi), entre otras, permitirá garantizar el desarrollo

de proyectos de inversión productiva, que en definitiva redunda en impactos positivos sobre la demanda agregada interna, y por ende, sobre el crecimiento económico.

Para el año 2013, el préstamo neto del fisco, se estima en Bs. 84.941,7 millones, lo que equivale a 4,6 por ciento del PIB. Este resultado es inferior a la meta de crecimiento del producto interno bruto, y está acorde con la directriz de política fiscal referida a la sostenibilidad del gasto.

El cuadro N° 9-3 muestra las cifras del endeudamiento y amortización que son cuantificadas en el presupuesto.

CUADRO N° 9-3
PRÉSTAMO NETO DEL FISCO
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

CONCEPTOS	2012 Ley	2012 Acordado(*)	2013 Proyecto
1.Endeudamiento del fisco	64.527,0	94.527,0	95.356,8
2.Amortización de la deuda fiscal	10.352,0	10.352,0	8.697,4
3.Endeudamiento neto (1 – 2)	54.175,1	84.175,1	86.659,4
4.Aporte fiscal para préstamos	1.465,0	1.411,8	1.717,7
5.Préstamo neto del fisco (3 – 4)	52.710,1	82.763,3	84.941,7

(*) Ley de Presupuesto y modificaciones al 31/08/2012, estimado resto del año.

9.4 Expansión Primaria de la Base Monetaria de Origen Presupuestario

Este modelo mide la incidencia que tiene el gasto fiscal efectivamente pagado sobre la base monetaria. A través del estudio de este indicador, se puede observar el monto de los recursos monetarios nuevos, que el fisco inyecta a la economía durante la ejecución presupuestaria.

El proceso de expansión monetaria originado por el incremento de recursos en la economía interna, se explica a través de las variaciones en sus componentes fundamentales: gasto fiscal pagado, desembolsos fiscales externos, desembolsos fiscales dirigidos al público y los ingresos internos.

Un factor a considerar, es el financiamiento del gasto fiscal pagado con recursos procedentes del exterior, el cual expande la base en un monto exactamente igual a la conversión del tipo de cambio, toda vez que estos recursos son utilizados para financiar el mantenimiento efectivo del sector público y la ejecución de los proyectos sociales y productivos.

- **Gasto fiscal pagado**

  El gasto fiscal presupuestado para el ejercicio fiscal 2013 se estima en Bs. 396.406,7 millones, y se encuentra principalmente influenciado por las asignaciones en el sector educación, seguridad y defensa, seguridad social, salud, desarrollo social y participación, entre otros.

La magnitud de esta variable se ha establecido de acuerdo a los lineamientos de política fiscal, dirigida a mantener la tendencia al crecimiento de la actividad económica interna, sin descuidar las presiones inflacionarias.

El gasto fiscal pagado resulta de la sumatoria del gasto fiscal presupuestado y el efecto neto de los pagos de compromisos generados en el período anterior, y los compromisos del presupuesto actual para ser pagados en períodos posteriores. Este dato se prevé en Bs. 383.121,5 millones.

- **Desembolsos fiscales dirigidos al público**

Este concepto, surge de restarle al total del gasto fiscal efectivo pagado, los desembolsos fiscales dirigidos al exterior, debido a que estos representan filtraciones externas que no tienen incidencia en la economía interna. Los desembolsos fiscales dirigidos al público se estiman en Bs. 403.123,8 millones.

- **Base monetaria de origen presupuestario**

Los ingresos internos que deben deducirse, porque no tienen alguna incidencia monetaria expansiva en la economía, se ubican en Bs. 278.088,8 millones.

El resultado de restarle a los desembolsos fiscales dirigidos al público, el total estimado de los ingresos internos, constituye la expansión primaria de la base monetaria, la cual se estima en Bs. 125.035,0 millones y representa 6,8 por ciento del PIB.

En el cuadro N° 9-4 se muestran las cifras de la expansión primaria de la base monetaria de origen presupuestario.

CUADRO N° 9-4
EXPANSIÓN PRIMARIA DE LA BASE MONETARIA DE ORIGEN PRESUPUESTARIO
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

	CONCEPTOS	2012 Ley	2012 Acordado(*)	2013 Proyecto
1.	Gasto fiscal acordado	297.836,7	409.434,6	396.406,7
2.	Variación de gastos fiscales a pagar	3.642,6	-5.971,4	-13.285,2
3.	**Gasto fiscal pagado (1+2)**	**301.479,4**	**403.463,2**	**383.121,5**
4.	Desembolsos netos de los entes descentralizados para el desarrollo económico y social de Venezuela	43.660,5	43.741,8	48.318,8
5.	**Gasto fiscal efectivo pagado (3+4)**	**345.139,9**	**447.205,0**	**431.440,4**
6.	Desembolsos fiscales externos	23.555,3	21.127,1	28.316,6
	6.1 Servicio de la deuda fiscal externa	22.677,4	20.119,2	27.421,8
	6.2 Otros pagos fiscales externos	877,9	1.007,9	894,8
7.	**Desembolsos fiscales dirigidos al público (5-6)**	**321.584,7**	**426.078,0**	**403.123,8**

CUADRO N° 9-4
EXPANSIÓN PRIMARIA DE LA BASE MONETARIA DE ORIGEN PRESUPUESTARIO
PROYECTO DE LEY DE PRESUPUESTO 2013
(Millones de Bolívares)

CONCEPTOS		2012 Ley	2012 Acordado(*)	2013 Proyecto
8.	Ingresos internos	216.100,9	316.712,3	278.088,8
	8.1 Ingresos fiscales internos	195.299,0	295.910,5	257.118,8
	8.2 Ingresos internos de los entes descentralizados para el desarrollo económico y social de Venezuela	20.801,9	20.801,9	20.970,0
9.	**Base monetaria de origen presupuestario (7-8)**	**105.483,8**	**109.365,7**	**125.035,0**
10.	Porcentaje con respecto al Producto Interno Bruto (PIB)	6,8%	6,5%	6,8%

(*) Ley de Presupuesto y modificaciones al 31/08/2012, estimado resto del año.

9.5 Resultado Financiero de la República - Base Caja

El resultado financiero de la República - base caja, es producto de la diferencia entre los ingresos fiscales a recaudar y los pagos estimados en el año. Por tanto, constituye una herramienta de análisis que evalúa en un mismo periodo, los pagos presupuestarios del año vigente y las erogaciones pendientes de pago del ejercicio anterior, y a su vez recoge un espectro más amplio que el revelado por el movimiento del tesoro nacional, al registrar los gastos que realiza la administración central con aportes de los entes descentralizados o empresas y los movimientos financieros de los pasivos de la República, representen estos salidas o no en efectivo.

Este enlace inter-período de los pagos, es el punto principal que lo diferencia de la Cuenta Ahorro-Inversión-Financiamiento (CAIF), dado que la metodología base caja recoge ingresos y pagos proyectados, que van más allá de las consideraciones presupuestarias.

Tal y como se expone en el cuadro N° 9-5, para el año 2013 los ingresos base caja se espera alcancen un monto de Bs. 302.314,2 millones, y la proyección del gasto a pagar base caja se estima en Bs. 374.041,9 millones, generando un déficit de Bs. 71.727,7 millones, que en términos del PIB esperado equivale a 3,9 por ciento. Este resultado se espera mejore al cierre del Ejercicio Fiscal, por un incremento en los ingresos corrientes, como consecuencia de una mejor valoración del precios del crudo para la cesta petrolera venezolana.

Los desembolsos corrientes y de capital estimados del año 2013 representan Bs. 347.357,1 millones, los pagos por compromisos pendientes del año 2012 se estiman en Bs. 26.357,8 millones y los gastos por subsidios ascienden a Bs. 327,0 millones.

La política de desembolsos trazada por el Ejecutivo Nacional está basada en los lineamientos que a continuación se describen:

- La realización de los desembolsos contenidos en la ley especial de endeudamiento, dependerá de la disponibilidad efectiva de los recursos por parte de la Oficina Nacional del Tesoro (ONT)

- La proyección de los pagos del gasto de funcionamiento del presupuesto para el año 2013 y los pagos pendiente del 2012, se realiza de acuerdo al comportamiento histórico de los últimos cinco años, sin incluir los pagos correspondientes al refinanciamiento o reestructuración del servicio de deuda, ya que los mismos están referidos a la amortización.

El déficit fiscal previsto para el año 2013, se explica principalmente por los siguientes eventos:

- Estimación mesurada de los ingresos petroleros, en consideración al criterio prudencial de mínimo riesgo, la cual pretende evitar que las fluctuaciones de éstos, se traduzcan en grandes variaciones del presupuesto nacional, que incidan desfavorablemente en el logro de las metas macroeconómicas establecidas

- Mantenimiento del gasto de capital destinado primordialmente a la inversión social y productiva, con financiamiento proveniente de incremento de pasivos, ya que se observa que la asignación para el mantenimiento de la operatividad de la administración pública es cubierta en su totalidad por los ingresos corrientes, en correspondencia con los lineamientos establecidos para la formulación presupuestaria.

CUADRO N° 9-5

RESULTADO FINANCIERO DE LA REPÚBLICA - BASE CAJA

PROYECTO DE LEY DE PRESUPUESTO AÑO 2013

(Millones de Bolívares)

CONCEPTOS	MONTOS
Ingresos	**302.314,2**
Pagos Netos	**374.041,9**
Del año vigente	347.357,1
Del año anterior	26.357,8
Subsidios Directos y Otros Pagos	327,0
Déficit Fiscal Financiero	**-71.727,7**
Déficit Fiscal Financiero - Porcentaje del PIB	**-3,9**

INFORMACIÓN ESTADÍSTICA

EXPOSICIÓN DE MOTIVOS 2013

CAPÍTULO 4

POLÍTICA PRESUPUESTARIA

Listado de cuadros del Proyecto de Ley de presupuesto

4.1 Resumen de Proyectos con Sensibilidad al Género de los Entes Descentralizados (2013)

Cuadro 4.1-1

Resumen de Proyectos con Sensibilidad al Género de los Entes Descentralizados

Proyecto de Ley de Presupuesto 2013

(En Bolívares)

CÓDIGO	DENOMINACIÓN	ENTE	DENOMINACIÓN	CÓDIGO PROYECTO	NOMBRE PROYECTO	UNIDAD DE MEDIDA	FEMENINO	MASCULINO	META TOTAL	MONTO
02	Contraloría General de la República	A0398	Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)	118952	Gestión de Servicios de Información Técnico Fiscal	Usuario Atendido	725	725	1.450	1.531.780
06	Ministerio del Poder Popular para Relaciones Exteriores	A0170	Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual	119079	Contribuir con la formación integral permanente y especializada en Relaciones Internacionales y Política Exterior para el personal que labora en el Ministerio del Poder Popular para Relaciones Exteriores, organismos gubernamentales y colectivos organizados	Ciudadano Formado	844	843	1.687	9.429.167
08	Ministerio del Poder Popular para la Defensa	A0065	Oficina Coordinadora de la Prestación de los Servicios Educativos del Ministerio de la Defensa (OCPSE)	118680	Servicio de administración de fondos para los centros educativos	Beneficiario	90	200	290	1.800.000
08	Ministerio del Poder Popular para la Defensa	A0485	Fundación de Cardiología Integral (FUNDACARDIN)	118503	Servicios médicos especializados a pacientes cardiópatas congénitos de todo el territorio nacional.	Paciente Atendido	10.150	4.350	14.500	6.354.868
10	Ministerio del Poder Popular para la Educación	A0129	Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)	116815	Fortalecimiento de la atención integral de calidad a niñas y niños de 0 a 6 años de edad, familias y comunidad	Niño Atendido	87.380	92.620	180.000	853.617.986
10	Ministerio del Poder Popular para la Educación	A0135	Academia Nacional de Ciencias Económicas	116757	Difusión del conocimiento de las Ciencias Económicas	Persona Atendida	3.500	3.200	6.700	430.164
10	Ministerio del Poder Popular para la Educación	A0138	Academia Nacional de la Historia	116761	Fortalecimiento, promoción y difusión del acervo histórico, conservación y automatización de las colecciones documentales y hemerográficas.	Usuario Atendido	91.000	32.000	123.000	1.714.703
10	Ministerio del Poder Popular para la Educación	A0484	Fundación Nacional El Niño Simón	116873	Plan Nacional Alejandro de Humboldt	Niña, Niño, Adolescente y Joven	19.842	16.235	36.077	60.803.993
10	Ministerio del Poder Popular para la Educación	A0484	Fundación Nacional El Niño Simón	116892	Programa Nacional Simón Rodríguez: Implementación de las Actividades de Libre Desarrollo.	Niña, Niño, Adolescente y Joven	14.263	7.513	21.776	201.512.833
10	Ministerio del Poder Popular para la Educación	A0484	Fundación Nacional El Niño Simón	116899	Protección y bienestar social para el buen vivir de los niños, niñas y adolescentes de la Patria	Niña, Niño, Adolescente y Joven	7.900	10.400	18.300	37.969.495
13	Ministerio del Poder Popular para el Trabajo y Seguridad Social	A0055	Instituto Venezolano de los Seguros Sociales (IVSS)	119229	Otorgamiento de las prestaciones dinerarias a largo y corto plazo e incorporación progresiva de ciudadanas y ciudadanos al sistema de seguridad social.	Beneficiario	1.961.522	1.350.249	3.311.771	22.032.273.936
13	Ministerio del Poder Popular para el Trabajo y Seguridad Social	A0055	Instituto Venezolano de los Seguros Sociales (IVSS)	119243	Fortalecimiento del servicio de asistencia médica integral de manera universal, solidaria y gratuita.	Paciente Atendido	10.350.007	6.895.903	17.245.910	17.488.140.989
17	Ministerio del Poder Popular para el Ambiente	A0052	Instituto Nacional de Parques (INPARQUES)	118924	Programa integral de recreación y educación ambiental enmarcado en las políticas del vivir bien	Persona Atendida	2.255.400	2.756.600	5.012.000	4.591.136
25	Procuraduría General de la República	A0403	Fundación Procuraduría	118892	Fortalecimiento de las Capacidades Profesionales Integrales con amplio sentido social dirigido a los funcionarios y funcionarias de la Procuraduría General de la República, Administración Pública Nacional y Comunidad Organizada en materia jurídica, técnica y administrativa para la defensa de los derechos, intereses y bienes patrimoniales de la República	Individuo Formado	2.100	1.070	3.170	2.849.000
33	Vicepresidencia de la República	A0261	Corporación de Desarrollo Jacinto Lara (CORPOLARA)	117366	Desarrollo de referente tecnológico para la producción sostenible y sustentable en zonas cafetaleras	Beneficiario	200	300	500	2.400.000
33	Vicepresidencia de la República	A0460	Fundación Misión Milagro	117059	Revisión, Rectificación y Reimpulso de la Fundación Misión Milagro Nacional e Internacional, Fase II	Paciente	86.000	54.000	140.000	36.000.000

Cuadro 4.1-2

Resumen de Proyectos con Sensibilidad al Género de los Entes Descentralizados

Proyecto de Ley de Presupuesto 2013

(En Bolívares)

CÓDIGO	DENOMINACIÓN	ENTE	DENOMINACIÓN	CÓDIGO PROYECTO	NOMBRE PROYECTO	UNIDAD DE MEDIDA	FEMENINO	MASCULINO	META TOTAL	MONTO
35	Ministerio del Poder Popular para la Educación Universitaria	A0009	Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"	117999	Sistema de recursos para la formación e intercambio académico	Usuario	3.099	2.066	5.165	2.887.553
35	Ministerio del Poder Popular para la Educación Universitaria	A0011	Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)	117216	Inclusión en el Ingreso y Prosecución a la Educación Universitaria, con Equidad y Pertinencia Social.	Aspirante	731.531	679.657	1.411.188	55.696.841
35	Ministerio del Poder Popular para la Educación Universitaria	A0028	Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital	117939	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	3.575	2.925	6.500	715.356
35	Ministerio del Poder Popular para la Educación Universitaria	A0028	Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital	117973	Sistemas de Apoyo al Desarrollo Estudiantil	Alumno Atendido	720	590	1.310	19.788.976
35	Ministerio del Poder Popular para la Educación Universitaria	A0029	Instituto Universitario de Tecnología Alonso Gamero, Coro	117959	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	5.880	3.920	9.800	2.980.000
35	Ministerio del Poder Popular para la Educación Universitaria	A0030	Instituto Universitario de Tecnología Agroindustrial Región Los Andes	117506	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	18.000	17.000	35.000	2.411.180
35	Ministerio del Poder Popular para la Educación Universitaria	A0032	Instituto Universitario de Tecnología de los Llanos	118104	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	5.156	4.106	9.262	864.000
35	Ministerio del Poder Popular para la Educación Universitaria	A0033	Instituto Universitario de Tecnología de Maracaibo	117825	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	7.123	8.457	15.580	3.568.197
35	Ministerio del Poder Popular para la Educación Universitaria	A0033	Instituto Universitario de Tecnología de Maracaibo	117859	Sistema de Apoyo al Desarrollo Estudiantil	Alumno Atendido	7.123	8.457	15.580	22.927.017
35	Ministerio del Poder Popular para la Educación Universitaria	A0035	Instituto Universitario de Tecnología de Yaracuy	118230	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	5.748	2.310	8.058	350.680
35	Ministerio del Poder Popular para la Educación Universitaria	A0036	Instituto Universitario de Tecnología de Puerto Cabello	118103	Sistema de Recursos para la Formación e Intercambio Académico.	Usuario	3.860	1.960	5.820	675.500
35	Ministerio del Poder Popular para la Educación Universitaria	A0038	Instituto Universitario de Tecnología de Valencia	117317	Sistema de Recursos para la Formación e Intercambio Académico	Usuario Atendido	2.339	3.101	5.440	6.995.776
35	Ministerio del Poder Popular para la Educación Universitaria	A0039	Instituto Universitario de Tecnología del Estado Trujillo	117829	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	5.686	5.775	11.461	551.808
35	Ministerio del Poder Popular para la Educación Universitaria	A0042	Instituto Universitario de Tecnología de Cabimas	117717	Sistema de recursos para la formación e intercambio académico	Usuario	2.259	4.212	6.471	441.738
35	Ministerio del Poder Popular para la Educación Universitaria	A0048	Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"	117840	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	500	200	700	322.460
35	Ministerio del Poder Popular para la Educación Universitaria	A0053	Instituto Universitario de Tecnología Dr. Delfín Mendoza, Tucupita	117476	Formación de PostGrado o Estudios Avanzados	Alumno Atendido	480	280	760	56.000
35	Ministerio del Poder Popular para la Educación Universitaria	A0053	Instituto Universitario de Tecnología Dr. Delfín Mendoza, Tucupita	117804	Sistema de Recursos para la Formación e Intercambio Académico	Alumno Atendido	5.600	2.400	8.000	1.959.621
35	Ministerio del Poder Popular para la Educación Universitaria	A0053	Instituto Universitario de Tecnología Dr. Delfín Mendoza, Tucupita	117872	Territorialización y Municipalización de la Educación universitaria	Alumno Atendido	1.850	1.650	3.500	5.823.334
35	Ministerio del Poder Popular para la Educación Universitaria	A0053	Instituto Universitario de Tecnología Dr. Delfín Mendoza, Tucupita	118142	Sistema de apoyo al desarrollo estudiantil	Alumno Atendido	5.648	4.352	10.000	7.762.626
35	Ministerio del Poder Popular para la Educación Universitaria	A0080	Universidad del Zulia (LUZ)	117756	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	837.495	558.330	1.395.827	22.494.947
35	Ministerio del Poder Popular para la Educación Universitaria	A0081	Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)	117803	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	132.205	268.416	400.621	8.674.432
35	Ministerio del Poder Popular para la Educación Universitaria	A0082	Universidad de Oriente (UDO)	117785	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	50.732	31.235	81.967	18.369.777
35	Ministerio del Poder Popular para la Educación Universitaria	A0083	Universidad de Los Andes (ULA)	117940	Sistema de recursos para la formación e intercambio académico	Usuario Atendido	2.266.271	1.510.847	3.777.118	25.687.498

Cuadro 4.1-3

Resumen de Proyectos con Sensibilidad al Género de los Entes Descentralizados

Proyecto de Ley de Presupuesto 2013

(En Bolívares)

CÓDIGO	DENOMINACIÓN	ENTE	DENOMINACIÓN	CÓDIGO PROYECTO	NOMBRE PROYECTO	UNIDAD DE MEDIDA	FEMENINO	MASCULINO	META TOTAL	MONTO
35	Ministerio del Poder Popular para la Educación Universitaria	A0084	Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)	117681	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	36.944	29.482	66.426	4.347.714
35	Ministerio del Poder Popular para la Educación Universitaria	A0085	Universidad Nacional Experimental Rafael María Baralt (UNERMB)	117624	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	23.061	10.853	33.914	2.422.530
35	Ministerio del Poder Popular para la Educación Universitaria	A0086	Universidad Nacional Experimental Simón Bolívar (USB)	117445	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	184.844	184.843	369.687	29.517.901
35	Ministerio del Poder Popular para la Educación Universitaria	A0087	Universidad Nacional Abierta (UNA)	117353	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	1.237.428	1.142.241	2.379.669	10.372.434
35	Ministerio del Poder Popular para la Educación Universitaria	A0088	Universidad Nacional Experimental de Guayana (UNEG)	117971	Sistema de Recursos para la Formación e Intercambio Académico.	Usuario	83.792	53.572	137.364	6.600.916
35	Ministerio del Poder Popular para la Educación Universitaria	A0089	Universidad Centroccidental Lisandro Alvarado (UCLA)	117752	Sistemas de Recursos para la Formación e Intercambio Académico	Usuario	30.064.983	16.188.837	46.253.820	17.835.567
35	Ministerio del Poder Popular para la Educación Universitaria	A0090	Universidad Pedagógica Experimental Libertador (UPEL)	117748	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	368.633	245.755	614.388	10.938.454
35	Ministerio del Poder Popular para la Educación Universitaria	A0091	Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)	117490	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	889.407	592.937	1.482.344	9.910.709
35	Ministerio del Poder Popular para la Educación Universitaria	A0092	Universidad Nacional Experimental del Táchira (UNET)	118150	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	58.241	47.652	105.893	4.100.352
35	Ministerio del Poder Popular para la Educación Universitaria	A0093	Universidad Central de Venezuela (UCV)	117563	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	1.142.362	489.592	1.631.954	45.166.062
35	Ministerio del Poder Popular para la Educación Universitaria	A0094	Universidad de Carabobo (UC)	117316	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	230.754	153.836	384.590	22.955.955
35	Ministerio del Poder Popular para la Educación Universitaria	A0095	Universidad Nacional Experimental Simón Rodríguez (UNESR)	117424	Sistema de recursos para la formación e intercambio académico	Usuario Atendido	147.896	99.238	247.134	9.083.031
35	Ministerio del Poder Popular para la Educación Universitaria	A0096	Universidad Nacional Experimental Francisco de Miranda (UNEFM)	118258	Sistema de Recursos para la Formación e Intercambio Académico.	Usuario Atendido	171.390	171.390	342.780	5.167.383
35	Ministerio del Poder Popular para la Educación Universitaria	A0186	Universidad Nacional Experimental del Yaracuy (UNEY)	117757	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	20.952	31.428	52.380	1.093.338
35	Ministerio del Poder Popular para la Educación Universitaria	A0196	Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	116949	Sistema de Recursos para la Formación e Intercambio Académico	Usuario Atendido	54.193	36.129	90.322	3.456.610
35	Ministerio del Poder Popular para la Educación Universitaria	A0208	Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)	118317	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	5.100	3.400	8.500	4.971.984
35	Ministerio del Poder Popular para la Educación Universitaria	A0257	Universidad Politécnica Territorial del Estado Portuguesa "Juan de Jesús Montilla"	118771	Sistemas de Recursos para la Formación e Intercambio Académico	Usuario	61.680	41.120	102.800	3.016.079
35	Ministerio del Poder Popular para la Educación Universitaria	A0258	Universidad Politécnica Territorial del Estado Mérida "Kléber Ramírez"	118731	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	35.140	15.060	50.200	280.000
35	Ministerio del Poder Popular para la Educación Universitaria	A0260	Universidad Politécnica Territorial de Paria "Luis Mariano Rivera"	118719	Sistema de Recursos para la formación e intercambio Académico.	Usuario	8.459	10.497	18.956	1.287.204

Cuadro 4.1-4

Resumen de Proyectos con Sensibilidad al Género de los Entes Descentralizados

Proyecto de Ley de Presupuesto 2013

(En Bolívares)

CÓDIGO	DENOMINACIÓN	ENTE	DENOMINACIÓN	CÓDIGO PROYECTO	NOMBRE PROYECTO	UNIDAD DE MEDIDA	FEMENINO	MASCULINO	META TOTAL	MONTO
35	Ministerio del Poder Popular para la Educación Universitaria	A0272	Universidad Politécnica Territorial del Norte de Monagas "Ludovico Silva"	119656	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	5.303	6.119	11.422	437.028
35	Ministerio del Poder Popular para la Educación Universitaria	A0307	Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)	118319	Atención Médica Hospitalaria para los Estudiantes Universitarios del Sector Público a Nivel Nacional	Alumno	7.000	3.000	10.000	23.515.900
35	Ministerio del Poder Popular para la Educación Universitaria	A0942	Universidad Bolivariana de Venezuela (UBV)	117433	Sistema de Recursos para Formación e Intercambio Académico	Usuario	1.545.458	662.339	2.207.797	31.287.020
35	Ministerio del Poder Popular para la Educación Universitaria	A1315	Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)	118185	Sistemas de recursos para la formación e intercambio académico	Usuario	54	120	174	1.200
35	Ministerio del Poder Popular para la Educación Universitaria	A1322	Universidad Nacional Experimental de las Artes (UNEARTE)	117747	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	35.362	28.933	64.295	2.107.667
35	Ministerio del Poder Popular para la Educación Universitaria	A1364	Universidad Politécnica Territorial del Alto Apure Pedro Camejo	118552	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	862	1.291	2.153	950.000
35	Ministerio del Poder Popular para la Educación Universitaria	A1365	Universidad Politécnica Territorial del Estado Barinas José Félix Ribas	117555	Sistema de recursos para la formación e intercambio académico.	Usuario Atendido	1.627	1.906	3.533	550.000
35	Ministerio del Poder Popular para la Educación Universitaria	A1366	Universidad Politécnica Territorial de Barlovento Argelia Laya	117842	Programas Nacionales de Formación	Alumno Atendido	2.800	2.200	5.000	13.819.843
35	Ministerio del Poder Popular para la Educación Universitaria	A1366	Universidad Politécnica Territorial de Barlovento Argelia Laya	117956	Sistema de Recursos para la Información e Intercambio Académico	Usuario Atendido	2.800	2.200	5.000	584.283
35	Ministerio del Poder Popular para la Educación Universitaria	A1367	Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco	118065	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	22.334	9.573	31.907	12.280.014
35	Ministerio del Poder Popular para la Educación Universitaria	A1368	Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz	117471	Formación en Carreras	Alumno Atendido	40	50	90	622.897
35	Ministerio del Poder Popular para la Educación Universitaria	A1368	Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz	117512	Formación de Postgrado o Estudios Avanzados	Usuario Atendido	31	40	71	26.644
35	Ministerio del Poder Popular para la Educación Universitaria	A1368	Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz	117532	Sistema de Recursos para la Formación e intercambio Académico	Usuario Atendido	780	780	1.560	29.360
35	Ministerio del Poder Popular para la Educación Universitaria	A1369	Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa	117779	Programas Nacionales de Formación	Alumno Atendido	9.457	13.707	23.164	38.656.496
35	Ministerio del Poder Popular para la Educación Universitaria	A1369	Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa	118035	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	9.457	13.707	23.164	4.644.509
37	Ministerio del Poder Popular del Despacho de la Presidencia	A0198	Instituto Nacional de Estadística (INE)	118255	Divulgación de la Información Estadística Oficial 2013	Usuario Atendido	3.222	2.858	6.080	11.345.022
37	Ministerio del Poder Popular del Despacho de la Presidencia	A0216	Fundación "Pueblo Soberano"	118526	Asistencia Socio-Económica a los Sectores más Necesitados de la Población.	Apoyo Otorgado	1.610	770	2.380	47.452.408
37	Ministerio del Poder Popular del Despacho de la Presidencia	A0369	Fundación Musical Simón Bolívar (Fundamusical Bolívar)	118175	Alma Llanera	Niña, Niño, Adolescente y Joven	22.850	18.320	41.170	22.204.562
37	Ministerio del Poder Popular del Despacho de la Presidencia	A0369	Fundación Musical Simón Bolívar (Fundamusical Bolívar)	118176	Centro Nacional de Acción Social por la Música	Niña, Niño, Adolescente y Joven	39.700	61.500	101.200	18.437.709
37	Ministerio del Poder Popular del Despacho de la Presidencia	A0369	Fundación Musical Simón Bolívar (Fundamusical Bolívar)	118177	Ampliación y Fortalecimiento de la Red Nacional de Coros y Orquestas Juveniles e Infantiles de Venezuela.	Niña, Niño, Adolescente y Joven	190.200	179.440	369.640	154.340.884

Cuadro 4.1-5

Resumen de Proyectos con Sensibilidad al Género de los Entes Descentralizados

Proyecto de Ley de Presupuesto 2013

(En Bolívares)

CÓDIGO	DENOMINACIÓN	ENTE	DENOMINACIÓN	CÓDIGO PROYECTO	NOMBRE PROYECTO	UNIDAD DE MEDIDA	FEMENINO	MASCULINO	META TOTAL	MONTO
45	Ministerio del Poder Popular de Petróleo y Minería	A0356	Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"	118307	Proporcionar Educación inicial a los hijos de los trabajadores del Ministerio del Poder Popular de Petróleo y Minería y Entes Adscritos	Alumno Atendido	532	359	891	13.858.324
45	Ministerio del Poder Popular de Petróleo y Minería	A0361	Fundación Oro Negro	118232	Plan Vacacional Interinstitucional para los hijos y familiares de los trabajadores del ministerio, para el año 2013.	Niña, Niño, Adolescente y Joven	2.000	2.000	4.000	5.338.549
45	Ministerio del Poder Popular de Petróleo y Minería	A0418	Fundación Misión Ribas	118234	Misión Ribas 2013	Vencedor (a)	390.000	260.000	650.000	3.997.923.234
45	Ministerio del Poder Popular de Petróleo y Minería	A0418	Fundación Misión Ribas	118800	Misión Ribas Técnica 2013	Vencedor (a)	7.200	4.800	12.000	173.084.000
46	Ministerio del Poder Popular para la Cultura	A0002	Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas	116680	Fortalecimiento y reimpulso del Sistema Nacional de Bibliotecas y la Biblioteca Nacional	Usuario Atendido	557.852	239.080	796.932	116.883.263
46	Ministerio del Poder Popular para la Cultura	A0821	Centro Nacional Autónomo de Cinematografía (CNAC)	116743	Estímulo y fomento a la creación y la producción cinematográfica	Apoyo	60	60	120	117.149.088
50	Ministerio del Poder Popular para el Deporte	A0049	Instituto Nacional de Deportes (IND)	117114	Desarrollo de los Subsistemas Deportivos	Apoyo Otorgado	192	193	385	133.884.365
54	Ministerio del Poder Popular para la Salud	A0025	Instituto Autónomo Hospital Universitario de Caracas (HUC)	119469	Atención Integral, oportuna y gratuita al paciente que ingresa a los diferentes servicios médicos del Hospital Universitario de Caracas	Paciente Atendido	166.976	108.430	275.406	698.503.587
54	Ministerio del Poder Popular para la Salud	A0153	Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)	119363	Atención Integral, oportuna y gratuita a los pacientes que acuden a los servicios prestados por el SAHUM	Paciente Atendido	209.358	209.358	418.716	503.106.709
54	Ministerio del Poder Popular para la Salud	A0181	Servicio Autónomo Instituto de Biomedicina	119347	Atención integral a los pacientes con enfermedades endémicas y dermatológicas en el ámbito nacional	Paciente Atendido	24.000	24.000	48.000	24.964.023
54	Ministerio del Poder Popular para la Salud	A0445	Fundación Hospital Cardiológico Infantil Latinoamericano Dr. Gilberto Rodríguez Ochoa	119367	Atención integral médico-quirúrgica a la población infantil y adolescentes con patología cardiovascular congénita y/o adquirida a nivel nacional e internacional.	Paciente Atendido	549	671	1.220	62.935.871
54	Ministerio del Poder Popular para la Salud	A0446	Fundación Misión Barrio Adentro	119323	Consolidación de la red ambulatoria convencional (Centros de Diagnostico Integral, Salas de Rehabilitación Integral y Centros de Alta Tecnología)	Paciente	9.716.332	8.968.922	18.685.254	1.135.158.954
54	Ministerio del Poder Popular para la Salud	A0446	Fundación Misión Barrio Adentro	119324	Atención Odontológica Integral a la Población Venezolana	Paciente Atendido	27.540	21.637	49.177	50.309.504
54	Ministerio del Poder Popular para la Salud	A0818	Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)	119401	Atención Integral en salud a las comunidades indígenas ubicadas en áreas de difícil acceso del estado Bolívar	Indígena Atendido	9.118	2.879	11.997	4.493.905
56	Ministerio del Poder Popular para Ciencia, Tecnología e Innovación	A0313	Fundación Instituto de Estudios Avanzados (IDEA)	118240	Diseño y apertura de espacios de formación para la apropiación, producción, reinterpretación y aplicación del conocimiento científico tecnológico a fin de rediseñar una institucionalidad en ciencia, tecnología e innovación que contribuya a la soberanía nacional.	Capacitado (a)	148	222	370	861.515
57	Ministerio del Poder Popular para las Comunas y Protección Social	A0480	Fundación Misión Negra Hipólita	118781	Inclusión Social a Ciudadanas y Ciudadanos en Situación de Calle y sus Grupos Familiares.	Ciudadano (a)	1.321	6.016	7.337	376.132.945
57	Ministerio del Poder Popular para las Comunas y Protección Social	A0487	Fundación "Misión Che Guevara"	118783	Plan para la Inserción Laboral y Socio Productiva de la Misión Che Guevara 2013	Misionero (a)	760	1.138	1.898	12.744.184
57	Ministerio del Poder Popular para las Comunas y Protección Social	A0910	Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)	118925	Prevención, Atención y Protección Integral de Niños, Niñas y Adolescentes	Niña, Niño, Adolescente y Joven	1.400	1.400	2.800	299.858.219
57	Ministerio del Poder Popular para las Comunas y Protección Social	A0910	Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)	118945	Protección y Atención Integral de Niños, Niñas y Adolescentes	Niña, Niño, Adolescente y Joven	8.076	8.076	16.152	21.399.671

Cuadro 4.1-6

Resumen de Proyectos con Sensibilidad al Género de los Entes Descentralizados

Proyecto de Ley de Presupuesto 2013

(En Bolívares)

CÓDIGO	DENOMINACIÓN	ENTE	DENOMINACIÓN	CÓDIGO PROYECTO	NOMBRE PROYECTO	UNIDAD DE MEDIDA	FEMENINO	MASCULINO	META TOTAL	MONTO
57	Ministerio del Poder Popular para las Comunas y Protección Social	A0950	Instituto Nacional de Servicios Sociales (INASS)	118837	Fortalecimiento de la Atención Integral y Participación de los Adultos Mayores y Otras Categorías de Personas como Compromiso Social y Humanista con la Nación	Adulto y Adulta Mayor Atendidos	380.933	254.791	635.724	666.110.032
58	Ministerio del Poder Popular para la Mujer y la Igualdad de Género	A0936	Instituto Nacional de la Mujer (INAMUJER)	117888	Promoción de la Equidad de Género, la Participación Protagónica y la Disminución de las Múltiples formas de Discriminación hacia las Mujeres	Mujer Organizada	4.551	451	5.002	21.743.344
58	Ministerio del Poder Popular para la Mujer y la Igualdad de Género	A0936	Instituto Nacional de la Mujer (INAMUJER)	118088	Desarrollo de acciones para brindar atención integral a las mujeres víctimas de violencia y prevenir la violencia de genero	Mujer Atendida	10.343	0	10.343	37.847.462
67	Ministerio del Poder Popular para Transporte Terrestre	A0330	Fundación Fondo Nacional de Transporte Urbano (FONTUR)	118645	Pasaje Preferencial Estudiantil	Beneficiario	2.341.988	2.341.988	4.683.976	136.320.000
TOTAL NÚMERO DE PROYECTOS					101	TOTAL MONTO ASIGNADO				50.139.853.784

Fuente: Onapre

CAPÍTULO 5

PRESUPUESTO DE INGRESOS Y FUENTES DE FINANCIAMIENTO

Listado de cuadros de la serie estadística (2008- 2013)

Cuadro 5.1-1

Ingresos y Fuentes de Financiamiento de la República

(Miles de Bolivares)

2008 - 2013

CONCEPTOS	2008 1/	2009 2/	2010 2/	2011 2/	2012 3/	2013 4/
A. INGRESOS CORRIENTES	**165.058.339**	**150.130.163**	**196.479.916**	**304.320.224**	**329.053.781**	**300.919.648**
A.1 INGRESOS CORRIENTES ORDINARIOS	151.647.294	137.091.870	165.359.372	234.721.351	264.538.062	300.919.648
1. Petroleros	82.420.369	53.230.829	60.823.341	81.457.999	76.135.344	83.179.648
1.1 Ingresos Tributarios	17.834.247	12.944.054	8.705.068	16.509.632	16.768.347	20.719.296
Impuestos Directos	17.834.247	12.944.054	8.705.068	16.509.632	16.768.347	20.719.296
- Impuesto Sobre la Renta	17.834.247	12.944.054	8.705.068	16.509.632	16.768.347	20.719.296
1.2 Ingresos no Tributarios	64.586.122	40.286.775	52.118.273	64.948.366	59.366.997	62.460.352
- Ingresos del Dominio Petrolero	60.286.122	35.986.775	47.818.273	60.648.366	53.366.997	56.460.352
- Utilidades, Rentas y Dividendos	4.300.000	4.300.000	4.300.000	4.300.000	6.000.000	6.000.000
Dividendos de petróleos de Venezuela, S.A. (Pdvsa)	4.300.000	4.300.000	4.300.000	4.300.000	6.000.000	6.000.000
2. No Petroleros	69.226.926	83.861.041	104.536.031	153.263.352	188.402.718	217.740.000
2.1 Ingresos Tributarios	66.831.261	81.149.273	102.724.835	148.487.436	183.388.328	213.746.427
Impuestos Directos	21.842.729	26.494.065	28.358.379	36.973.403	47.158.490	54.397.662
- Impuesto Sobre la Renta	21.728.622	26.318.592	28.136.707	36.699.532	46.842.373	54.000.747
Hierro	5.557	36.725	0	0	0	0
Otros minerales	15.063	152.397	0	0	0	0
Otras actividades 5/	21.708.001	26.129.470	28.136.707	36.699.532	46.842.373	54.000.747
- Impuesto Sobre Herencias, Legados y Regalos	114.107	175.472	221.672	273.871	316.118	396.915
Impuestos sobre sucesiones, donaciones y demás ramos conexos	114.107	175.472	221.672	273.871	316.118	396.915
Impuestos Indirectos	44.988.531	54.655.209	74.366.456	111.514.032	136.229.838	159.348.766
- Impuestos de Importación	7.514.892	5.914.033	8.503.599	14.739.987	16.930.658	15.956.087
- Impuestos sobre la producción, el consumo y las transacciones financieras	37.287.858	48.537.931	65.631.373	96.644.554	119.189.630	143.293.125
Impuesto al valor agregado (Neto)	31.226.107	41.627.791	56.100.545	83.483.828	102.791.120	121.153.542
Impuestos de licores	1.365.147	1.764.667	2.191.527	2.762.123	2.896.333	3.770.584
Impuestos de cigarrillos	3.237.169	4.204.315	5.400.864	6.011.436	6.524.534	8.931.664
Impuesto a la producción de fósforos	1.505	2.183	13.695	2.433	2.301	0
Impuesto al consumo general a la gasolina	192.507	172.781	246.958	285.976	1.150.940	388.696
Impuesto al consumo general de otros derivados del petróleo	965.492	564.175	949.801	2.931.060	2.878.315	4.009.200
Impuesto al consumo propio de gasolina	274	199	191	1.566	565	1.875
Impuesto al consumo propio de otros derivados del petróleo	15.608	18.698	82.825	962.175	197.040	1.584.933
Impuesto sobre telecomunicaciones	284.051	183.122	644.966	203.957	2.748.482	3.452.632
- Impuestos a las actividades de juegos de envite o azar	185.781	203.244	231.483	129.491	109.550	99.554
2.2 Ingresos no Tributarios	935.665	659.896	1.267.361	2.166.296	3.459.981	2.613.875
Ingresos por Tasas	898.747	573.163	1.267.361	2.166.296	3.080.839	2.077.058
Servicios de aduana	797.661	514.459	1.215.980	2.105.712	2.418.665	1.067.552
Servicio de telecomunicaciones	0	0	0	0	57.252	57.252
Servicio de riego y drenaje	0	0	0	0	0	0
Bandas de garantía, cápsulas y sellos	32.194	0	0	0	0	88.857
Timbres fiscales	62.337	58.705	51.381	60.584	283.819	390.149
Servicios sociales y administrativos	6.556	0	0	0	321.103	473.250
Ingresos del Dominio Minero	36.918	86.733	0	0	379.142	536.817
Hierro	6.592	18.314	0	0	158.665	224.649
Otros minerales	30.326	68.420	0	0	220.477	312.168

Cuadro 5.1-2
Ingresos y Fuentes de Financiamiento de la República
(Miles de Bolivares)
2008 - 2013

CONCEPTOS	2008 1/	2009 2/	2010 2/	2011 2/	2012 3/	2013 4/
2.3 Ingresos por la Venta de Bienes y Servicios de la Administración Pública	3.467	0	0	0	0	0
Ingresos por la venta de publicaciones oficiales y formularios	3.467	0	0	0	0	0
2.4 Ingresos de la Propiedad	460.324	151.237	0	1.375.935	1.968	2.706
Utilidades Netas Semestrales BCV	442.379	151.083	0	109.567	0	0
Alquileres	286	154	0	0	1.968	2.706
Utilidades de acciones y participaciones del sector privado empresarial	181	0	0	0	0	0
Intereses por depósitos a plazo fijo	2.291	0	0	0	0	0
Intereses por depósitos a la vista	15.186	0	0	0	0	0
Dividendos Cantv 6/	0	0	0	1.266.368	0	0
2.5 Otros Ingresos	996.208	1.900.634	543.835	1.233.685	1.552.440	1.376.991
2.5.1 Otros Ingresos Ordinarios Seniat	783.536	1.700.131	543.835	1.233.685	641.791	0
2.5.2 Diversos Ingresos	202.741	51.551	0	0	142.954	61.575
Multas por varios ramos	137.874	17.497	0	0	103.004	21.696
Intereses moratorios	63.276	33.600	0	0	39.826	39.826
Reparos fiscales	54	454	0	0	124	52
Intereses por financiamiento de deudas tributarias	1.537	0		0	0	0
2.5.3 Otros Ingresos Ordinarios	9.931	148.952	0	0	767.695	1.315.416
A.2 INGRESOS CORRIENTES EXTRAORDINARIOS	13.411.045	13.038.293	31.120.544	69.598.873	64.515.719	0
1. Petroleros	0	0	0	0	0	0
1.1 No Tributarios	0	0	0	0	0	0
2. No Petroleros	13.411.045	13.038.293	31.120.544	69.598.873	64.515.719	0
2.1 Tributarios	6.219.109	0	0	0	0	0
- Impuesto a las Transacciones Financieras	6.219.109	0	0	0	0	0
2.2 No Tributarios	7.191.936	13.038.293	31.120.544	69.598.873	64.515.719	0
- Otros Ingresos Extraordinarios:	7.191.936	13.038.293	31.120.544	69.598.873	64.515.719	0
Intereses de inversiones	1.421.682	869.487	0	253.588	210.614	0
Dividendos Cantv	576.478	633.187	1.025.760	0	1.435.217	0
Dividendos extraordinarios Banco Agrícola	0	0	50.000	0	0	0
Dividendos Banco de Venezuela	0	0	685.673	1.790.124	898.383	0
Prima por emisión de bonos	0	0	0	0	0	0
Ingresos por obtención indebida de devoluciones o reintegros	55.384	0	0	0	0	0
Finiquito de fideicomiso	0	0	0	0	0	0
Prima y utilidades Bonos del Sur II	0	0	0	0	0	0
Otras operaciones de inversiones	1.413.871,7	7.030.159	0	5.597.736	6.257.290	0
Devolución de fondos	0	0	0	0	0	0
Reintegros por siniestros	0	0	0	0	0	0
Transferencia del Fonden S.A. al Tesoro Nacional Fondo Miranda III	0	0	0	0	0	0
Otorgamiento concesión Movilnet	0	0	0	0	0	0
Donación de la Comunidad Económica Europea	0	0	0	0	0	0
Ingresos por indemnización	0	0	0	0	0	0
Prima bonos (oferta combinada Bonos Soberanos Internacionales 2023-2028)	844.000	0	0	0	0	0
Traspasos del Fonden al Fondo Simón Bolívar	2.812.997	0	0	0	0	0
Transferencia de recursos del servicio autónomo de Registro y Notaría "Fondo Renot"	0	290.000	162.943	0	0	0
Transferencia del Fondo MAO proveniente de Bandes	0	200.000	0	0	0	0
Prima de Boden y TICC, Bonos del Sur III	0	0	0	0	0	0
Ingresos por la venta de otros bienes y servicios	0	0	0	0	0	0
Prima por bonos soberanos 2019 y 2024	0	4.015.460	0	0	0	0
Fondo Independencia	0	0	19.557.812	18.515.104	5.804.392	0
Diferencial cambiario	0	0	591.255	0	0	0
Obtención indebida de devoluciones y reintegros	8.302	0	5.064	0	0	0
Operaciones de inversiones ONT	0	0	1.230.254	0	0	0
Intereses generados otros organismos	0	0	5.967	0	0	0
Ventajas especiales por hidrocarburos	0	0	53.113	19.196	3.696	0
Diferencial cambiario del Bono soberano amortizable 2022	0	0	5.100.000	0	0	0
Dividendos de Bolipuertos	0	0	165.000	250.000	180.000	0
Prima por operaciones de crédito público por gestión fiscal	0	0	742.002	0	0	0
Ganancia cambiaria por operaciones de crédito público por gestión fiscal	0	0	1.383.590	0	0	0
Fondo Siembra	0	0	322.111	0	0	0
Fondo de eficiencia socialista	0	0	20.000	0	0	0
Fondo MAO para financiar créditos adicionales	0	0	20.000	0	0	0
Liquidación del fideicomiso de pasivos de la República	0	0	0	0	0	0
Pagos de obligaciones petroleras no procedentes	0	0	0	167	0	0
Remanentes (capital+intereses) de fideicomiso de proyectos no ejecutados por parte del FIDES	0	0	0	0	0	0
Intereses acumulados del fideicomiso de emergencia suscrito entre Bandes y la República	0	0	0	29.241	0	0
Pagos en exceso de la banca nacional en la cuenta de régimen de administración cambiaria	0	0	0	45.762	0	0
Fondo Conjunto Chino-Venezuela	0	0	0	2.000.000	0	0
Cobro de seguro por no ejecución de fianza establecida	0	0	0	1.087	0	0
Devolución de la ONT de las sumas acreditadas en las cuentas de la República que se encuentren si	0	0	0	34.052	0	0
Transferencia del SAFCA para ser incorporados al Fondo Miranda	0	0	0	0	0	0
Excedentes por paridad cambiaria	0	0	0	5.000.000	0	0
Dividendos del Banco del Tesoro	0	0	0	582.796	200.432	0
Prima por operaciones de crédito público	0	0	0	0	0	0
Transferencia del Banco Industrial de Venezuela para el Fondo de Eficiencia Socialista	0	0	0	3.000	0	0
Otros ingresos extraordinarios	59.221	0	0	0	47.079.028	0
Aportes del Fondo Cambio-200	0	0	0	15.294.389	0	0
Prima por colocaciones	0	0	0	182.632	2.342.273	0
Aporte especial de Pdvsa	0	0	0	20.000.000	0	0
Venezolana de Turismo (Venetur)	0	0	0	0	20.000	0
Dividendos Aceites Diana C.A.	0	0	0	0	14.800	0
Dividendos Lácteos Los Andes	0	0	0	0	15.223	0
Intereses Fondo Nacional de Edificaciones Penitenciarias	0	0	0	0	42.654	0
Reintegros Comisión Nacional de Casinos	0	0	0	0	11.717	0
Saldo inmovilizado en Fideicomiso en el Banco Mundial	0	0	0	0	0	0

Cuadro 5.1-3

Ingresos y Fuentes de Financiamiento de la República

(Miles de Bolívares)

2008 - 2013

CONCEPTOS	2008 1/	2009 2/	2010 2/	2011 2/	2012 3/	2013 4/
B. FUENTES DE FINANCIAMIENTO	**11.855.685**	**36.846.184**	**33.395.134**	**78.771.701**	**94.771.784**	**95.487.100**
B.1 DISMINUCIÓN DE ACTIVOS FINANCIEROS	3.108.603	3.151.148	0	581.708	244.735	130.295
1. Disminución de deudas de cuentas por rendir a corto plazo (reintegros)	1.141.220	2.671.373	0	101.863	244.735	130.295
1.1 Efectuados por cuentadantes y particulares 7/	1.141.220	2.671.373	0	101.863	244.735	130.295
2. Disminución de fondos en avance, anticipo y en fideicomiso	67.383	0	0	0	0	0
3. Disminución de otros activos financieros	1.900.000	479.775	0	479.845	0	0
Reintegros de fondos no utilizados (Concejos Comunales)	1.900.000	0	0	0	0	0
Otros activos financieros 8/	0	479.775	0	479.845	0	0
B.2 INCREMENTO DE PASIVOS FINANCIEROS						
1. ENDEUDAMIENTO:	8.747.081	33.695.036	33.395.134	78.189.993	94.527.049	95.356.805
1.1 Proyectos por endeudamiento	2.456.181	2.856.708	3.279.893	7.098.818	18.707.000	42.315.943
Proyectos por endeudamiento año vigente	2.456.181	2.856.708	3.279.893	7.098.818	18.707.000	42.315.943
Proyectos por endeudamiento años anteriores	0	0	0	0	0	
1.2 Gestión fiscal	0	21.731.264	19.868.802	20.000.000	20.000.000	20.000.000
1.3 Servicio deuda pública	6.290.900	6.113.938	10.246.439	16.729.693	25.820.049	33.040.862
1.4 Proyectos agrícolas	0	2.993.126	0	0	0	0
1.5 Ley especial de endeudamiento complementario	0	0	0	0	0	0
1.6 Gran Misión Agro Venezuela	0	0	0	9.861.482	0	0
1.7 Gran Misión Vivienda Venezuela	0	0	0	10.000.000	0	0
1.8 Gran Misión Trabajo Venezuela	0	0	0	9.500.000	0	0
1.9 Refinanciamiento de la Deuda Pública Nacional	0	0	0	0	0	0
1.10 Emergencias y Desastres Naturales	0	0	0	5.000.000	0	0
1.11 Ley especial de endeudamiento complementaria ejercicio fiscal 2012	0	0	0	0	30.000.000	0
TOTAL INGRESOS Y FUENTES DE FINANCIAMIENTO	176.914.024	186.976.347	229.875.050	383.091.925	423.825.565	396.406.748

1/ Cifras reales Enero - Mayo, provisionales Junio - Diciembre.
2/ Cifras provisionales Enero - Diciembre.
3/ Cifras provisionales Enero - Agosto , estimadas Septiembre -Diciembre.
4/ Proyecto de Ley de Presupuesto
5/ Incluye ISLR y reparos administrativos de personas naturales y de otras personas jurídicas.
6/ Ingreso recaudado en abril de 2011. Se clasificó como ordinario de acuerdo a lo previsto en el artículo 7 numeral 10 de la Ley de Reforma Parcial de la Ley Orgánica de la Adm. Financ. Del Sector Público de fecha 14/07/2010 vigente al momento de la recaudación.
7/ En los años 2008 y 2009 se incluyen reintegros no utilizados en ejercicios anteriores.
8/ Incluye recursos del Fondo Miranda V.
Fuente: ONT y Onapre

CAPÍTULO 6

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

Listado de cuadros de la serie estadística (2008 – 2012) y del Proyecto de Ley de Presupuesto 2013

Cuadro 6.1
Clasificación Institucional del Gasto
(Miles de Bolívares)
2008-2012

ORGANISMOS	2008	2009	2010	2011	2012 a/
TOTAL	**192.543.448**	**195.722.104**	**238.934.920**	**373.507.907**	**409.434.633**
01 Asamblea Nacional	946.351	857.570	1.140.336	1.260.001	1.604.640
02 Contraloría General de la República	177.006	208.508	379.149	389.691	575.706
03 Consejo Nacional Electoral	1.637.782	1.693.867	2.309.426	2.476.040	4.464.697
06 Ministerio del Poder Popular para Relaciones Exteriores	1.224.847	1.188.707	1.337.206	2.055.781	1.771.157
07 Ministerio del Poder Popular para Economía y Finanzas	23.753.568	20.367.518	8.370.639		
08 Ministerio del Poder Popular para la Defensa	9.199.346	8.925.530	13.755.996	18.866.970	26.939.016
10 Ministerio del Poder Popular para la Educación	25.339.588	30.904.527	34.091.413	50.882.932	45.389.007
13 Ministerio del Poder Popular para el Trabajo y Seguridad Social	15.170.939	17.753.346	26.460.772	38.515.019	42.094.262
17 Ministerio del Poder Popular para el Ambiente	3.399.665	1.858.508	3.320.334	2.816.090	3.985.676
21 Tribunal Supremo de Justicia	4.033.454	4.127.153	4.486.080	5.665.452	7.437.818
23 Ministerio Público	1.159.645	1.037.415	1.655.301	2.038.786	2.009.097
25 Procuraduría General de la República	122.342	138.834	167.119	223.656	115.860
26 Ministerio del Poder Popular para Relaciones Interiores y Justicia	38.536.028	38.852.765	45.203.780	59.264.882	63.423.932
28 Ministerio del Poder Popular para la Infraestructura	6.696.536	996.136			
29 Ministerio del Poder Popular para la Planificación y Desarrollo	4.559.754	7.336.964	3.506.093		
30 Ministerio del Poder Popular para Ciencia y Tecnología	843.008	170.792			
32 Defensoría del Pueblo	85.168	82.152	132.745	158.985	248.229
33 Vicepresidencia de la República	165.078	606.875	5.553.278	3.134.363	3.307.642
34 Ministerio del Poder Popular para la Agricultura y Tierras	5.238.191	6.100.336	3.673.374	8.981.825	5.806.640
35 Ministerio del Poder Popular para la Educación Universitaria	12.860.647	13.539.222	14.837.686	23.304.179	21.869.497
36 Ministerio del Poder Popular para la Comunicación y la Información	693.305	818.883	1.004.796	1.389.811	2.536.993
37 Ministerio del Poder Popular del Despacho de la Presidencia	544.882	619.846	3.567.437	5.443.393	5.893.008
38 Consejo Moral Republicano	4.416	4.111	4.396	6.702	5.323
39 Superintendencia Nacional de Auditoria Interna	20.910	19.646	20.982	23.715	28.129
40 Ministerio del Poder Popular para la Economía Comunal	1.496.330	125.701			
41 Ministerio del Poder Popular para la Alimentación	4.256.135	3.421.499	3.132.543	7.256.072	4.135.050
42 Ministerio del Poder Popular para las Industrias Ligeras y Comercio	411.759	65.090			
43 Ministerio del Poder Popular para las Industrias Básicas y Minería	220.843	126.527	1.726.797	4.463.323	28.485
44 Ministerio del Poder Popular para el Turismo	138.115	181.730	161.702	259.626	565.600
45 Ministerio del Poder Popular de Petróleo y Minería	2.951.738	2.919.163	842.854	3.248.041	1.824.563
46 Ministerio del Poder Popular para la Cultura	1.078.035	1.002.978	1.221.110	1.835.719	1.445.686
47 Ministerio del Poder Popular para la Vivienda y Hábitat	6.176.071	114.351			
48 Ministerio del Poder Popular para la Participación y Protección Social	6.564.967	1.043.948			
49 Ministerio del Poder Popular para la Salud	10.755.940	2.696.152			
50 Ministerio del Poder Popular para el Deporte	833.219	793.767	880.788	1.259.764	2.160.600
51 Ministerio del Poder Popular para las Telecomunicaciones y la Informática	955.468	492.150			
52 Ministerio del Poder Popular para los Pueblos Indígenas	291.474	145.116	144.116	150.680	187.018
53 Ministerio del Poder Popular para el Comercio		227.258	1.123.598	348.235	367.055
54 Ministerio del Poder Popular para la Salud		10.292.912	17.477.741	29.937.368	27.639.441
55 Ministerio del Poder Popular para las Obras Públicas y Vivienda		7.700.127	3.452.204		
56 Ministerio del Poder Popular para Ciencia, Tecnología e Innovación		1.242.147	2.202.230	4.670.822	5.012.094
57 Ministerio del Poder Popular para las Comunas y Protección Social		4.445.779	4.310.148	7.833.124	4.521.703
58 Ministerio del Poder Popular para la Mujer y la Igualdad de Género		476.498	527.725	1.123.737	1.282.599
59 Ministerio del Poder Popular para Energía Eléctrica			8.258.178	10.169.718	11.486.536
60 Ministerio del Poder Popular de Planificación y Finanzas			13.715.884	36.786.091	65.603.724
61 Ministerio del Poder Popular para Transporte y Comunicaciones			3.321.470	13.275.937	593.325
62 Ministerio del Poder Popular para Vivienda y Hábitat			1.457.238	9.184.377	3.159.599
63 Consejo Federal de Gobierno				14.385.556	19.234.661
64 Ministerio del Poder Popular para la Juventud				24.127	658.743
65 Ministerio del Poder Popular para el Servicio Penitenciario				397.317	3.429.259
66 Ministerio del Poder Popular para Transporte Acuático y aéreo					915.317
67 Ministerio del Poder Popular para Transporte Terrestre					8.571.818
68 Ministerio del Poder Popular de Industrias					7.105.428
Rectificaciones al Presupuesto	898		256		

Fuente: Onapre

Nota:

a/ Cifras estimadas al 31/12/2012

Cuadro 6.2
Clasificación Institucional del Gasto
Proyecto de Ley de Presupuesto 2013
(En Bolívares)

ORGANISMOS	MONTO
TOTAL	**396.406.748.187**
01 Asamblea Nacional	1.223.200.000
02 Contraloría General de la República	403.700.000
03 Consejo Nacional Electoral	2.520.345.194
06 Ministerio del Poder Popular para Relaciones Exteriores	1.545.300.748
08 Ministerio del Poder Popular para la Defensa	32.135.581.911
10 Ministerio del Poder Popular para la Educación	41.905.432.769
13 Ministerio del Poder Popular para el Trabajo y Seguridad Social	24.413.835.740
17 Ministerio del Poder Popular para el Ambiente	5.234.931.955
21 Tribunal Supremo de Justicia	8.154.492.961
23 Ministerio Público	2.015.425.381
25 Procuraduría General de la República	127.400.006
26 Ministerio del Poder Popular para Relaciones Interiores y Justicia	65.310.929.609
32 Defensoría del Pueblo	166.600.014
33 Vicepresidencia de la República	1.200.100.047
34 Ministerio del Poder Popular para la Agricultura y Tierras	3.261.942.774
35 Ministerio del Poder Popular para la Educación Universitaria	18.646.214.825
36 Ministerio del Poder Popular para la Comunicación y la Información	840.600.217
37 Ministerio del Poder Popular del Despacho de la Presidencia	5.507.265.496
38 Consejo Moral Republicano	6.120.000
39 Superintendencia Nacional de Auditoría Interna	29.200.000
41 Ministerio del Poder Popular para la Alimentación	4.456.824.015
44 Ministerio del Poder Popular para el Turismo	173.800.000
45 Ministerio del Poder Popular de Petróleo y Minería	408.300.001
46 Ministerio del Poder Popular para la Cultura	1.336.002.036
50 Ministerio del Poder Popular para el Deporte	1.424.100.090
52 Ministerio del Poder Popular para los Pueblos Indígenas	205.700.004
53 Ministerio del Poder Popular para el Comercio	332.500.038
54 Ministerio del Poder Popular para la Salud	24.580.638.329
56 Ministerio del Poder Popular para Ciencia, Tecnología e Innovación	2.750.300.398
57 Ministerio del Poder Popular para las Comunas y Protección Social	3.534.701.063
58 Ministerio del Poder Popular para la Mujer y la Igualdad de Género	434.131.185
59 Ministerio del Poder Popular para Energía Eléctrica	9.672.753.756
60 Ministerio del Poder Popular de Planificación y Finanzas	84.656.125.942
62 Ministerio del Poder Popular para Vivienda y Hábitat	2.913.800.943
63 Consejo Federal de Gobierno	21.278.622.613
64 Ministerio del Poder Popular para la Juventud	724.600.843
65 Ministerio del Poder Popular para el Servicio Penitenciario	1.646.902.023
66 Ministerio del Poder Popular para Transporte Acuático y aéreo	2.936.280.000
67 Ministerio del Poder Popular para Transporte Terrestre	10.426.157.026
68 Ministerio del Poder Popular de Industrias	4.856.691.755
Rectificaciones al Presupuesto	3.009.196.480

Fuente: Onapre

Cuadro 6.3

Clasificación Institucional del Gasto por Fuentes de Financiamiento

Proyecto de Ley Presupuesto 2013

(En Bolivares)

DENOMINACIÓN	ORDINARIOS	PROYECTOS POR ENDEUDAMIENTO	DEUDA PÚBLICA	GESTIÓN FISCAL	OTRAS FUENTES	TOTAL
TOTAL	**300.919.648.047**	**42.315.943.002**	**33.040.862.052**	**20.000.000.000**	**130.295.086**	**396.406.748.187**
01 Asamblea Nacional	1.223.200.000					1.223.200.000
02 Contraloría General de la República	403.700.000					403.700.000
03 Consejo Nacional Electoral	2.520.345.194					2.520.345.194
06 Ministerio del Poder Popular para Relaciones Exteriores	1.545.300.748					1.545.300.748
08 Ministerio del Poder Popular para la Defensa	13.048.500.000	16.087.081.911		3.000.000.000		32.135.581.911
10 Ministerio del Poder Popular para la Educación	35.905.432.769			6.000.000.000		41.905.432.769
13 Ministerio del Poder Popular para el Trabajo y Seguridad Social	20.413.835.740			4.000.000.000		24.413.835.740
17 Ministerio del Poder Popular para el Ambiente	1.364.900.000	3.870.031.955				5.234.931.955
21 Tribunal Supremo de Justicia	8.154.492.961					8.154.492.961
23 Ministerio Público	2.015.425.381					2.015.425.381
25 Procuraduría General de la República	127.400.006					127.400.006
26 Ministerio del Poder Popular para Relaciones Interiores y Justicia	65.310.929.609					65.310.929.609
32 Defensoría del Pueblo	166.600.014					166.600.014
33 Vicepresidencia de la República	1.200.100.047					1.200.100.047
34 Ministerio del Poder Popular para la Agricultura y Tierras	3.202.400.000	59.542.774				3.261.942.774
35 Ministerio del Poder Popular para la Educación Universitaria	15.646.214.825			3.000.000.000		18.646.214.825
36 Ministerio del Poder Popular para la Comunicación y la Información	840.600.217					840.600.217
37 Ministerio del Poder Popular del Despacho de la Presidencia	4.723.700.000	783.565.496				5.507.265.496
38 Consejo Moral Republicano	6.120.000					6.120.000
39 Superintendencia Nacional de Auditoría Interna	29.200.000					29.200.000
41 Ministerio del Poder Popular para la Alimentación	4.456.824.015					4.456.824.015
44 Ministerio del Poder Popular para el Turismo	173.800.000					173.800.000
45 Ministerio del Poder Popular de Petróleo y Minería	408.300.001					408.300.001
46 Ministerio del Poder Popular para la Cultura	1.336.002.036					1.336.002.036
50 Ministerio del Poder Popular para el Deporte	1.424.100.090					1.424.100.090
52 Ministerio del Poder Popular para los Pueblos Indígenas	205.700.004					205.700.004
53 Ministerio del Poder Popular para el Comercio	332.500.038					332.500.038
54 Ministerio del Poder Popular para la Salud	20.572.900.000	7.738.329		4.000.000.000		24.580.638.329
56 Ministerio del Poder Popular para Ciencia, Tecnología e Innovación	2.750.300.398					2.750.300.398
57 Ministerio del Poder Popular para las Comunas y Protección Social	3.534.701.063					3.534.701.063
58 Ministerio del Poder Popular para la Mujer y la Igualdad de Género	434.131.185					434.131.185
59 Ministerio del Poder Popular para Energía Eléctrica	3.278.700.000	6.394.053.756				9.672.753.756
60 Ministerio del Poder Popular de Planificación y Finanzas	51.484.968.804		33.040.862.052		130.295.086	84.656.125.942
62 Ministerio del Poder Popular para Vivienda y Hábitat	2.913.800.943					2.913.800.943
63 Consejo Federal de Gobierno	21.278.622.613					21.278.622.613
64 Ministerio del Poder Popular para la Juventud	724.600.843					724.600.843
65 Ministerio del Poder Popular para el Servicio Penitenciario	1.646.902.023					1.646.902.023
66 Ministerio del Poder Popular para Transporte Acuático y aéreo	805.200.000	2.131.080.000				2.936.280.000
67 Ministerio del Poder Popular para Transporte Terrestre	1.100.000.000	9.326.157.026				10.426.157.026
68 Ministerio del Poder Popular de Industrias	1.200.000.000	3.656.691.755				4.856.691.755
Rectificaciones al Presupuesto	3.009.196.480					3.009.196.480

Fuente: Onapre

Cuadro 6.4

Clasificación Institucional del Gasto por Acciones Centralizadas y por Proyectos

Proyecto de Ley Presupuesto 2013
(En Bolívares)

DENOMINACIÓN	ACCIONES CENTRALIZADAS	PROYECTOS	RECTIFIC.	TOTAL
TOTAL	**209.195.250.731**	**184.202.300.976**	**3.009.196.480**	**396.406.748.187**
01 Asamblea Nacional	383.191.999	840.008.001		1.223.200.000
02 Contraloría General de la República	263.818.119	139.881.881		403.700.000
03 Consejo Nacional Electoral	2.362.808.710	157.536.484		2.520.345.194
06 Ministerio del Poder Popular para Relaciones Exteriores	793.355.858	751.944.890		1.545.300.748
08 Ministerio del Poder Popular para la Defensa	2.363.799.251	29.771.782.660		32.135.581.911
10 Ministerio del Poder Popular para la Educación	13.967.433.815	27.937.998.954		41.905.432.769
13 Ministerio del Poder Popular para el Trabajo y Seguridad Social	965.001.857	23.448.833.883		24.413.835.740
17 Ministerio del Poder Popular para el Ambiente	1.151.278.000	4.083.653.955		5.234.931.955
21 Tribunal Supremo de Justicia	2.667.825.155	5.486.667.806		8.154.492.961
23 Ministerio Público	1.087.349.067	928.076.314		2.015.425.381
25 Procuraduría General de la República	80.776.101	46.623.905		127.400.006
26 Ministerio del Poder Popular para Relaciones Interiores y Justicia	61.547.162.376	3.763.767.233		65.310.929.609
32 Defensoría del Pueblo	46.049.362	120.550.652		166.600.014
33 Vicepresidencia de la República	767.588.908	432.511.139		1.200.100.047
34 Ministerio del Poder Popular para la Agricultura y Tierras	2.120.262.803	1.141.679.971		3.261.942.774
35 Ministerio del Poder Popular para la Educación Universitaria	8.041.917.651	10.604.297.174		18.646.214.825
36 Ministerio del Poder Popular para la Comunicación y la Información	429.181.019	411.419.198		840.600.217
37 Ministerio del Poder Popular del Despacho de la Presidencia	866.477.843	4.640.787.653		5.507.265.496
38 Consejo Moral Republicano	1.297.335	4.822.665		6.120.000
39 Superintendencia Nacional de Auditoría Interna	14.553.644	14.646.356		29.200.000
41 Ministerio del Poder Popular para la Alimentación	1.233.675.077	3.223.148.938		4.456.824.015
44 Ministerio del Poder Popular para el Turismo	160.422.497	13.377.503		173.800.000
45 Ministerio del Poder Popular de Petróleo y Minería	131.049.677	277.250.324		408.300.001
46 Ministerio del Poder Popular para la Cultura	439.594.558	896.407.478		1.336.002.036
50 Ministerio del Poder Popular para el Deporte	690.576.819	733.523.271		1.424.100.090
52 Ministerio del Poder Popular para los Pueblos Indígenas	38.360.000	167.340.004		205.700.004
53 Ministerio del Poder Popular para el Comercio	284.700.032	47.800.006		332.500.038
54 Ministerio del Poder Popular para la Salud	12.094.020.757	12.486.617.572		24.580.638.329
56 Ministerio del Poder Popular para Ciencia, Tecnología e Innovación	1.949.630.434	800.669.964		2.750.300.398
57 Ministerio del Poder Popular para las Comunas y Protección Social	1.660.165.600	1.874.535.463		3.534.701.063
58 Ministerio del Poder Popular para la Mujer y la Igualdad de Género	160.198.609	273.932.576		434.131.185
59 Ministerio del Poder Popular para Energía Eléctrica	1.849.828.515	7.822.925.241		9.672.753.756
60 Ministerio del Poder Popular de Planificación y Finanzas	83.848.001.545	808.124.397		84.656.125.942
62 Ministerio del Poder Popular para Vivienda y Hábitat	1.401.000.943	1.512.800.000		2.913.800.943
63 Consejo Federal de Gobierno	32.442.763	21.246.179.850		21.278.622.613
64 Ministerio del Poder Popular para la Juventud	119.909.068	604.691.775		724.600.843
65 Ministerio del Poder Popular para el Servicio Penitenciario	396.732.513	1.250.169.510		1.646.902.023
66 Ministerio del Poder Popular para Transporte Acuático y aéreo	778.124.212	2.158.155.788		2.936.280.000
67 Ministerio del Poder Popular para Transporte Terrestre	1.098.469.855	9.327.687.171		10.426.157.026
68 Ministerio del Poder Popular de Industrias	907.218.384	3.949.473.371		4.856.691.755
Rectificaciones al Presupuesto			3.009.196.480	3.009.196.480

Fuente: Onapre

Cuadro 6.5
Clasificación Institucional por Objeto del Gasto
Proyecto de Ley de Presupuesto 2013
(En Bolívares)

ORGANISMOS	4.01 GASTOS DE PERSONAL	4.02 MATERIALES, SUMINISTROS Y MERCANCIAS	4.03 SERVICIOS NO PERSONALES	4.04 ACTIVOS REALES	4.05 ACTIVOS FINANCIEROS	4.06 DEFENSA Y SEGURIDAD DEL ESTADO	4.07 TRANSFERENCIAS Y DONACIONES	4.08 OTROS GASTOS	4.09 ASIGNACIONES NO DISTRIBUIDAS	4.10 SERVICIO DE LA DEUDA PUBLICA	4.11 DISMINUCIÓN DE PASIVOS	4.98 RECTIFIC.	TOTAL
TOTAL	**63.384.015.091**	**10.454.939.522**	**8.083.758.258**	**18.643.467.104**	**454.253.225**	**380.623.539**	**213.075.209.977**	**6.556.618**		**78.250.130.856**	**664.597.517**	**3.009.196.480**	**396.406.748.187**
01 Asamblea Nacional	758.441.468	43.098.592	96.724.586	42.016.193			280.279.161				2.640.000		1.223.200.000
02 Contraloría General de la República	145.230.621	9.403.530	42.428.826	20.269.438			185.567.585				800.000		403.700.000
03 Consejo Nacional Electoral	1.580.623.049	56.084.668	351.451.484	30.547.850			501.638.143						2.520.345.194
06 Ministerio del Poder Popular para Relaciones Exteriores	908.648.136	71.227.067	359.126.696	30.960.580			164.338.269				11.000.000		1.545.300.748
08 Ministerio del Poder Popular para la Defensa	8.843.176.623	1.958.870.008	1.173.997.402	16.348.275.676		240.507.302	3.550.254.900				20.500.000		32.135.581.911
10 Ministerio del Poder Popular para la Educación	20.801.709.675	4.827.106.799	1.652.456.882	363.431.325			14.023.379.559				237.348.529		41.905.432.769
13 Ministerio del Poder Popular para el Trabajo y Seguridad Social	798.244.372	36.913.123	109.360.395	67.654.936			23.395.662.914				6.000.000		24.413.835.740
17 Ministerio del Poder Popular para el Ambiente	538.247.580	22.833.236	61.318.990	21.144.944			4.589.947.205				1.440.000		5.234.931.955
21 Tribunal Supremo de Justicia	5.803.936.106	143.533.793	416.958.215	232.396.205			1.466.442.472				91.226.170		8.154.492.961
23 Ministerio Público	1.356.987.133	59.193.446	212.149.489	89.264.955			295.161.858				2.668.500		2.015.425.381
25 Procuraduría General de la República	75.855.202	6.400.514	24.610.190	4.198.985			13.510.115				2.825.000		127.400.006
26 Ministerio del Poder Popular para Relaciones Interiores y Justicia	3.072.675.805	117.263.258	201.749.473	90.176.347		118.516.237	61.691.028.150				19.520.339		65.310.929.609
32 Defensoría del Pueblo	142.686.444	1.873.252	12.350.843	1.380.875			8.308.600						166.600.014
33 Vicepresidencia de la República	240.471.969	35.430.121	85.501.490	35.198.459			802.648.007				850.001		1.200.100.047
34 Ministerio del Poder Popular para la Agricultura y Tierras	439.564.497	25.276.062	95.660.940	83.034.557			2.606.748.252				11.658.466		3.261.942.774
35 Ministerio del Poder Popular para la Educación Universitaria	290.841.550	19.060.676	76.776.920	16.797.348			18.242.438.331				300.000		18.646.214.825
36 Ministerio del Poder Popular para la Comunicación y la Información	216.765.265	20.285.505	93.826.482	21.140.800			487.284.047				1.298.118		840.600.217
37 Ministerio del Poder Popular del Despacho de la Presidencia	578.497.685	112.787.381	125.079.731	13.474.154		1.600.000	4.675.826.545						5.507.265.496
38 Consejo Moral Republicano	5.257.993	95.000	737.007	30.000									6.120.000
39 Superintendencia Nacional de Auditoría Interna	22.049.900	835.585	4.875.686	291.850			1.146.979						29.200.000
41 Ministerio del Poder Popular para la Alimentación	133.854.944	12.008.239	66.774.023	32.555.146			4.211.113.263				518.400		4.456.824.015
44 Ministerio del Poder Popular para el Turismo	117.414.463	5.410.098	25.391.533	461.989			22.866.245	56.618			2.199.054		173.800.000
45 Ministerio del Poder Popular de Petróleo y Minería	249.508.922	7.701.696	12.797.251	1.369.860			136.622.272				300.000		408.300.001
46 Ministerio del Poder Popular para la Cultura	226.135.677	27.990.371	102.237.694	7.331.872			972.306.422						1.336.002.036
50 Ministerio del Poder Popular para el Deporte	324.199.911	5.042.363	25.729.403	1.307.500			1.064.451.471				3.369.442		1.424.100.090
52 Ministerio del Poder Popular para los Pueblos Indígenas	47.000.000	24.175.470	28.856.731	15.672.808			89.994.995						205.700.004
53 Ministerio del Poder Popular para el Comercio	168.874.878	3.491.056	15.140.049	533.607			144.460.448						332.500.038
54 Ministerio del Poder Popular para la Salud	9.954.494.139	2.005.242.695	592.644.684	143.002.436			11.860.154.375				25.100.000		24.580.638.329
56 Ministerio del Poder Popular para Ciencia, Tecnología e Innovación	235.448.663	25.844.462	55.501.350	14.901.050			2.417.784.873				820.000		2.750.300.398
57 Ministerio del Poder Popular para las Comunas y Protección Social	691.625.542	88.222.864	183.876.687	27.183.970			2.518.392.000				25.400.000		3.534.701.063
58 Ministerio del Poder Popular para la Mujer y la Igualdad de Género	120.072.800	20.918.742	44.278.854	13.339.901	72.605.960		160.914.928				2.000.000		434.131.185
59 Ministerio del Poder Popular para Energía Eléctrica	959.261.343	97.275.948	821.741.395	624.230.774			7.160.244.296				10.000.000		9.672.753.756
60 Ministerio del Poder Popular de Planificación y Finanzas	1.233.647.239	73.258.979	350.258.821	82.565.616	381.647.265		4.204.365.166	6.500.000		78.250.130.856	73.752.000		84.656.125.942
62 Ministerio del Poder Popular para Vivienda y Hábitat	279.640.941	40.775.638	68.974.595	34.432.036			2.479.500.943				10.476.790		2.913.800.943
63 Consejo Federal de Gobierno	813.451	25.000	736.600				21.277.047.562						21.278.622.613
64 Ministerio del Poder Popular para la Juventud	146.375.040	24.116.498	156.137.372	11.423.439			386.548.494						724.600.843
65 Ministerio del Poder Popular para el Servicio Penitenciario	688.712.430	353.173.640	192.191.709	68.825.396		20.000.000	323.998.848						1.646.902.023
66 Ministerio del Poder Popular para Transporte Acuático y Aéreo	497.492.963	47.970.110	86.215.919	38.025.387			2.166.575.621				100.000.000		2.936.280.000
67 Ministerio del Poder Popular para Transporte Terrestre	401.000.000	6.058.866	26.495.722				9.992.602.438						10.426.157.026
68 Ministerio del Poder Popular de Industrias	288.530.672	18.665.171	30.636.139	14.618.840			4.503.654.225				586.708		4.856.691.755
Rectificaciones al Presupuesto												3.009.196.480	3.009.196.480

Fuente: Onapre

Cuadro 6.6
Clasificación por Objeto del Gasto
Proyecto de Ley de Presupuesto 2013
(En Bolívares)

PART.	DENOMINACIÓN	MONTO
	T O T A L	**396.406.748.187**
4.01	Gastos de Personal	63.384.015.091
4.02	Materiales, Suministros y Mercancías	10.454.939.522
4.03	Servicios No Personales	8.083.758.258
4.04	Activos Reales	18.643.467.104
4,05	Activos Financieros	454.253.225
4.06	Gastos de Defensa y Seguridad del Estado	380.623.539
4.07	Transferencias y Donaciones	213.075.209.977
4.08	Otros Gastos	6.556.618
4.09	Asignaciones No Distribuidas	
4.10	Servicio de la Deuda Pública	78.250.130.856
4.11	Disminución de Pasivos	664.597.517
4.98	Rectificaciones al Presupuesto	3.009.196.480

Fuente: Onapre

Cuadro 6.7
Clasificación por Objeto del Gasto
(Miles de Bolívares)
2008-2012

PART.	DENOMINACIÓN	2008	2009	2010	2011	2012 a/
	TOTAL	**192.543.448**	**195.722.104**	**238.934.920**	**373.507.907**	**409.434.633**
4.01	Gastos de Personal	34.314.564	41.709.077	52.287.864	70.906.560	79.516.080
4.02	Materiales, Suministros y Mercancías	4.555.730	4.331.353	3.260.634	7.197.438	9.248.585
4.03	Servicios No Personales	3.570.856	2.876.021	3.770.324	4.621.312	7.848.209
4.04	Activos Reales	2.136.499	749.420	1.209.028	5.223.694	13.109.658
4.05	Activos Financieros	1.611.844	3.213.097	1.682.581	256.998	356.464
4.06	Gastos de Defensa y Seguridad del Estado	186.525	155.738	162.059	347.745	363.715
4.07	Transferencias y Donaciones	127.679.066	125.860.646	159.498.560	250.414.676	242.524.103
4.08	Otros Gastos	12.969	1.019	2.313	1.259	6.564
4.09	Asignaciones No Distribuidas	700.149	5.000	13.042		
4.10	Servicio de la Deuda Pública	16.915.828	16.242.558	16.722.652	31.001.604	54.714.017
4.11	Disminución de Pasivos	858.520	578.175	325.607	3.536.621	1.747.238
4.98	Rectificaciones al Presupuesto	898		256		

Fuente: Onapre

Nota:

a/ Cifras estimadas al 31/12/2012

Cuadro 6.8

Clasificación por Objeto del Gasto según Fuentes de Financiamiento

Proyecto de Ley de Presupuesto 2013

(En Bolívares)

PART.	DENOMINACIÓN	ORDINARIOS	PROYECTOS POR ENDEUDAMIENTO	DEUDA PÚBLICA	GESTIÓN FISCAL	OTRAS FUENTES	TOTAL
	TOTAL	**300.919.648.047**	**42.315.943.002**	**33.040.862.052**	**20.000.000.000**	**130.295.086**	**396.406.748.187**
4.01	Gastos de Personal	56.034.143.644			7.349.871.447		63.384.015.091
4.02	Materiales, Suministros y Mercancías	8.175.611.171			2.279.328.351		10.454.939.522
4.03	Servicios No Personales	8.008.398.394			75.359.864		8.083.758.258
4.04	Activos Reales	2.550.585.193	16.087.081.911		5.800.000		18.643.467.104
4.05	Activos Financieros	454.253.225					454.253.225
4.06	Gastos de Defensa y Seguridad del Estado	380.623.539					380.623.539
4.07	Transferencias y Donaciones	176.426.413.462	26.228.861.091		10.289.640.338	130.295.086	213.075.209.977
4.08	Otros Gastos	6.556.618					6.556.618
4.09	Asignaciones No Distribuidas						
4.10	Servicio de la Deuda Pública	45.209.268.804		33.040.862.052			78.250.130.856
4.11	Disminución de Pasivos	664.597.517					664.597.517
4.98	Rectificaciones al Presupuesto	3.009.196.480					3.009.196.480

Fuente: Onapre

Cuadro 6.9

Clasificación por Objeto del Gasto según Acciones Centralizadas y Proyectos

Proyecto de Ley de Presupuesto 2013

(En Bolívares)

PART.	DENOMINACIÓN	ACCIONES CENTRALIZADAS	PROYECTOS	RECTIFICACIONES	TOTAL
	TOTAL	**209.195.250.731**	**184.202.300.976**	**3.009.196.480**	**396.406.748.187**
4.01	Gastos de Personal	26.250.557.852	37.133.457.239		63.384.015.091
4.02	Materiales, Suministros y Mercancías	1.037.803.644	9.417.135.878		10.454.939.522
4.03	Servicios No Personales	3.896.591.129	4.187.167.129		8.083.758.258
4.04	Activos Reales	540.110.173	18.103.356.931		18.643.467.104
4.05	Activos Financieros	381.647.265	72.605.960		454.253.225
4.06	Gastos de Defensa y Seguridad del Estado	164.960.636	215.662.903		380.623.539
4.07	Transferencias y Donaciones	98.025.826.915	115.049.383.062		213.075.209.977
4.08	Otros Gastos	6.556.618			6.556.618
4.09	Asignaciones No Distribuidas				
4.10	Servicio de la Deuda Pública	78.250.130.856			78.250.130.856
4.11	Disminución de Pasivos	641.065.643	23.531.874		664.597.517
4.98	Rectificaciones al Presupuesto			3.009.196.480	3.009.196.480

Fuente: Onapre

Cuadro 6.10
Principales Conceptos del Gasto
(Miles de Bolívares)
2008-2012

CONCEPTOS	2008	2009	2010	2011	2012 a/
TOTAL	**192.543.448**	**195.722.104**	**238.934.920**	**373.507.907**	**409.434.633**
Legales	**61.857.555**	**63.493.327**	**67.429.211**	**98.466.308**	**103.508.013**
Servicio de la Deuda Pública (Min. de Planificación y Finanzas)	16.915.828	16.310.805	16.807.724	31.001.604	28.893.968
Situado Constitucional	31.157.380	31.103.465	33.613.214	46.317.444	49.894.605
Situado Constitucional Estadal	24.947.064	24.861.612	26.890.571	37.053.955	39.915.684
Situado Constitucional Municipal	6.210.316	6.241.853	6.722.643	9.263.489	9.978.921
Asigonciones Económicas Especiales	6.634.806	6.255.890	5.980.342	2.140.443	
Asignaciones Económicas Especiales Estadal	2.471.177	2.196.540	2.675.097		
Asignaciones Económicas Especiales Municipal	1.647.451	1.464.360	1.783.398		
Asignaciones Económicas Especiales Fondo Nacional Consejos Comunales	2.516.178	2.594.990	1.521.847		
Fondo Intergubernamental para la Descentralización (Fides)	4.072.214	6.900.960	7.742.571	672.510	
Fondo de Compensación Interterritorial (FCI)				14.122.889	19.139.123
Estadal				5.351.546	7.237.865
Municipal				3.971.438	5.394.347
Poder Popular				4.236.867	5.741.737
Fortalecimiento Institucional				563.038	765.174
Sistema de Justicia	3.076.429	2.922.207	3.285.104	4.211.418	5.580.317
Rectificaciones al Presupuesto	898		256		
Programas y Proyectos	**2.400.856**	**4.602.563**	**4.948.462**	**9.629.483**	**18.707.000**
Organismos con Autonomía Funcional b/	**4.466.477**	**5.091.981**	**6.776.963**	**8.048.092**	**10.546.933**
Universidades Nacionales c/	**10.231.432**	**12.328.516**	**12.599.120**	**22.117.914**	**22.282.659**
Otros Gastos	**113.587.128**	**110.205.717**	**147.181.164**	**235.246.110**	**254.390.028**

Fuente: Onapre

Notas:

a/ Cifras estimadas al 31/12/2012

b/ No incluye Asignaciones Legales, Proyectos por Endeudamiento, ni Obligaciones de Ejercicios Anteriores

c/ No incluye Proyectos por Endeudamiento, ni Obligaciones de Ejercicios Anteriores.

Cuadro 6.11

Principales Conceptos del Gasto

Proyecto de Ley de Presupuesto 2013

(En Bolívares)

CONCEPTOS	MONTO
TOTAL	**396.406.748.187**
Legales	**166.334.167.165**
Servicio de la Deuda Pública (Ministerio del Poder Popular de Planificación y Finanzas)	78.250.130.856
Situado Constitucional	60.183.929.609
Situado Estadal	48.147.143.687
Situado Municipal	12.036.785.922
Fondo de Compensación Interterritorial (FCI)	18.872.517.259
Estadal	7.017.805.681
Municipal	5.284.304.833
Poder Popular	5.661.755.178
Fortalecimiento Institucional	908.651.567
Sistema de Justicia	6.018.392.961
Rectificaciones al Presupuesto	3.009.196.480
Proyectos por Endeudamiento	**42.315.943.002**
Organismos con Autonomía Funcional a/	**8.368.035.919**
Universidades Nacionales b/	**17.466.788.855**
Otros Gastos	**161.921.813.246**

Fuente: Onapre

Nota:

a/ No incluye Asignaciones Legales, Proyectos por Endeudamiento, ni Obligaciones de Ejercicios Anteriores

b/ Incluye los aportes del Consejo Nacional de Universidades (CNU)

Cuadro 6.12

Principales Conceptos del Gasto por Fuentes de Financiamiento

Proyecto de Ley de Presupuesto 2013

(En Bolívares)

CONCEPTOS	ORDINARIOS	PROYECTOS POR ENDEUDAMIENTO	DEUDA PÚBLICA	GESTIÓN FISCAL	OTRAS FUENTES	TOTAL
TOTAL	**300.919.648.047**	**42.315.943.002**	**33.040.862.052**	**20.000.000.000**	**130.295.086**	**396.406.748.187**
Legales	**133.293.305.113**	**0**	**33.040.862.052**	**0**	**0**	**166.334.167.165**
Servicio de la Deuda Pública (Ministerio del Poder Popular de Planificación y Finanzas)	45.209.268.804	0	33.040.862.052	0	0	78.250.130.856
Situado Constitucional	60.183.929.609	0	0	0	0	60.183.929.609
Situado Estadal	48.147.143.687	0	0	0	0	48.147.143.687
Situado Municipal	12.036.785.922	0	0	0	0	12.036.785.922
Fondo de Compensación Interterritorial (FCI)	18.872.517.259	0	0	0	0	18.872.517.259
Estadal	7.017.805.681	0	0	0	0	7.017.805.681
Municipal	5.284.304.833	0	0	0	0	5.284.304.833
Poder Popular	5.661.755.178	0	0	0	0	5.661.755.178
Fortalecimiento Institucional	908.651.567	0	0	0	0	908.651.567
Sistema de Justicia	6.018.392.961	0	0	0	0	6.018.392.961
Rectificaciones al Presupuesto	3.009.196.480	0	0	0	0	3.009.196.480
Proyectos por Endeudamiento	**0**	**42.315.943.002**	**0**	**0**	**0**	**42.315.943.002**
Organismos con Autonomía Funcional a/	**8.368.035.919**	**0**	**0**	**0**	**0**	**8.368.035.919**
Universidades Nacionales b/	**14.487.825.762**	**0**	**0**	**2.978.963.093**	**0**	**17.466.788.855**
Otros Gastos	**144.770.481.253**	**0**	**0**	**17.021.036.907**	**130.295.086**	**161.921.813.246**

Fuente: Onapre

Notas:

a/ No incluye Proyectos por Endeudamiento, ni Obligaciones de Ejercicios Anteriores.

b/ Incluye los aportes del Consejo Nacional de Universidades (CNU)

Cuadro 6.13-1

Principales Conceptos del Gasto - Institucional

Proyecto de Ley de Presupuesto 2013

(En Bolívares)

DENOMINACIÓN	ASAMBLEA NACIONAL	CONTRALORÍA GENERAL DE LA REPÚBLICA	CONSEJO NACIONAL ELECTORAL	MIN. P.P. PARA RELACIONES EXTERIORES	MIN. P.P. PARA LA DEFENSA	MIN. P.P. PARA LA EDUCACIÓN	MIN. P.P. PARA EL TRABAJO Y SEGURIDAD SOCIAL
TOTAL GASTOS	**1.223.200.000**	**403.700.000**	**2.520.345.194**	**1.545.300.748**	**32.135.581.911**	**41.905.432.769**	**24.413.835.740**
Legales	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Servicio de la Deuda Pública (Min. del Poder Popular de Planificación y Finanzas)	0	0	0	0	0	0	0
Situado Constitucional	0	0	0	0	0	0	0
Situado Estadal	0	0	0	0	0	0	0
Situado Municipal	0	0	0	0	0	0	0
Fondo de Compensación Interterritorial (FCI)	0	0	0	0	0	0	0
Estadal	0	0	0	0	0	0	0
Municipal	0	0	0	0	0	0	0
Poder Popular	0	0	0	0	0	0	0
Fortalecimiento Institucional	0	0	0	0	0	0	0
Sistema de Justicia	0	0	0	0	0	0	0
Rectificaciones al Presupuesto	0	0	0	0	0	0	0
Proyectos por Endeudamiento	**0**	**0**	**0**	**0**	**16.087.081.911**	**0**	**0**
Organismos con Autonomía Funcional a/	**1.220.560.000**	**402.900.000**	**2.520.345.194**	**0**	**0**	**0**	**0**
Universidades Nacionales b/	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Otros Gastos	**2.640.000**	**800.000**	**0**	**1.545.300.748**	**16.048.500.000**	**41.905.432.769**	**24.413.835.740**

Fuente: Onapre

Notas:

a/ No incluye Asignaciones Legales, Proyectos por Endeudamiento, ni Obligaciones de Ejercicios Anteriores.

b/ Incluye los aportes del Consejo Nacional de Universidades (CNU)

Cuadro 6.13-2

Principales Conceptos del Gasto - Institucional

Proyecto de Ley de Presupuesto 2013

(En Bolívares)

DENOMINACIÓN	MIN. P.P. PARA EL AMBIENTE	TRIBUNAL SUPREMO DE JUSTICIA	MINISTERIO PÚBLICO	PROCURADURÍA GENERAL DE LA REPÚBLICA	MIN. P.P. PARA RELACIONES INTERIORES Y JUISTICIA	DEFENSORÍA DEL PUEBLO	VICEPRESIDENCIA DE LA REPÚBLICA
TOTAL GASTOS	**5.234.931.955**	**8.154.492.961**	**2.015.425.381**	**127.400.006**	**65.310.929.609**	**166.600.014**	**1.200.100.047**
Legales	**0**	**6.018.392.961**	**0**	**0**	**60.183.929.609**	**0**	**0**
Servicio de la Deuda Pública (Min. del Poder Popular de Planificación y Finanzas)	0	0	0	0	0	0	0
Situado Constitucional	0	0	0	0	60.183.929.609	0	0
Situado Estadal	0	0	0	0	48.147.143.687	0	0
Situado Municipal	0	0	0	0	12.036.785.922	0	0
Fondo de Compensación Interterritorial (FCI)	0	0	0	0	0	0	0
Estadal	0	0	0	0	0	0	0
Municipal	0	0	0	0	0	0	0
Poder Popular	0	0	0	0	0	0	0
Fortalecimiento Institucional	0	0	0	0	0	0	0
Sistema de Justicia	0	6.018.392.961	0	0	0	0	0
Rectificaciones al Presupuesto	0	0	0	0	0	0	0
Proyectos por Endeudamiento	**3.870.031.955**	**0**	**0**	**0**	**0**	**0**	**0**
Organismos con Autonomía Funcional a/	**0**	**2.044.873.830**	**2.012.756.881**	**0**	**0**	**166.600.014**	**0**
Universidades Nacionales b/	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Otros Gastos	**1.364.900.000**	**91.226.170**	**2.668.500**	**127.400.006**	**5.127.000.000**	**0**	**1.200.100.047**

Fuente: Onapre

Notas:

a/ No incluye Asignaciones Legales, Proyectos por Endeudamiento, ni Obligaciones de Ejercicios Anteriores.

b/ Incluye los aportes del Consejo Nacional de Universidades (CNU)

Cuadro 6.13-3

Principales Conceptos del Gasto - Institucional

Proyecto de Ley de Presupuesto 2013

(En Bolívares)

DENOMINACIÓN	MIN. P.P. PARA LA AGRICULTURA Y TIERRAS	MIN. P.P. PARA LA EDUCACIÓN UNIVERSITARIA	MIN. P.P. PARA LA COMUNICACIÓN Y LA INFORMACIÓN	MIN. P.P. DEL DESPACHO DE LA PRESIDENCIA	CONSEJO MORAL REPÚBLICANO	SUPERINTENDENCIA DE AUDITORÍA INTERNA	MIN. P.P. PARA LA ALIMENTACIÓN
TOTAL GASTOS	**3.261.942.774**	**18.646.214.825**	**840.600.217**	**5.507.265.496**	**6.120.000**	**29.200.000**	**4.456.824.015**
Legales	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Servicio de la Deuda Pública (Min. del Poder Popular de Planificación y Finanzas)	0	0	0	0	0	0	0
Situado Constitucional	0	0	0	0	0	0	0
Situado Estadal	0	0	0	0	0	0	0
Situado Municipal	0	0	0	0	0	0	0
Fondo de Compensación Interterritorial (FCI)	0	0	0	0	0	0	0
Estadal	0	0	0	0	0	0	0
Municipal	0	0	0	0	0	0	0
Poder Popular	0	0	0	0	0	0	0
Fortalecimiento Institucional	0	0	0	0	0	0	0
Sistema de Justicia	0	0	0	0	0	0	0
Rectificaciones al Presupuesto	0	0	0	0	0	0	0
Proyectos por Endeudamiento	**59.542.774**	**0**	**0**	**783.565.496**	**0**	**0**	**0**
Organismos con Autonomía Funcional a/	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Universidades Nacionales b/	**0**	**17.466.788.855**	**0**	**0**	**0**	**0**	**0**
Otros Gastos	**3.202.400.000**	**1.179.425.970**	**840.600.217**	**4.723.700.000**	**6.120.000**	**29.200.000**	**4.456.824.015**

Fuente: Onapre

Notas:

a/ No incluye Asignaciones Legales, Proyectos por Endeudamiento, ni Obligaciones de Ejercicios Anteriores.

b/ Incluye los aportes del Consejo Nacional de Universidades (CNU)

Cuadro 6.13-4
Principales Conceptos del Gasto - Institucional
Proyecto de Ley de Presupuesto 2013
(En Bolívares)

DENOMINACIÓN	MIN. P.P. PARA EL TURISMO	MIN. P.P. DE PETRÓLEO Y MINERÍA	MIN. P.P. PARA LA CULTURA	MIN. P.P. PARA EL DEPORTE	MIN. P.P. PARA LOS PUEBLOS INDÍGENAS	MIN. P.P. PARA EL COMERCIO	MIN. P.P. PARA LA SALUD
TOTAL GASTOS	**173.800.000**	**408.300.001**	**1.336.002.036**	**1.424.100.090**	**205.700.004**	**332.500.038**	**24.580.638.329**
Legales	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Servicio de la Deuda Pública (Min. del Poder Popular de Planificación y Finanzas)	0	0	0	0	0	0	0
Situado Constitucional	0	0	0	0	0	0	0
Situado Estadal	0	0	0	0	0	0	0
Situado Municipal	0	0	0	0	0	0	0
Fondo de Compensación Interterritorial (FCI)	0	0	0	0	0	0	0
Estadal	0	0	0	0	0	0	0
Municipal	0	0	0	0	0	0	0
Poder Popular	0	0	0	0	0	0	0
Fortalecimiento Institucional	0	0	0	0	0	0	0
Sistema de Justicia	0	0	0	0	0	0	0
Rectificaciones al Presupuesto	0	0	0	0	0	0	0
Proyectos por Endeudamiento	**0**	**0**	**0**	**0**	**0**	**0**	**7.738.329**
Organismos con Autonomía Funcional a/	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Universidades Nacionales b/	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Otros Gastos	**173.800.000**	**408.300.001**	**1.336.002.036**	**1.424.100.090**	**205.700.004**	**332.500.038**	**24.572.900.000**

Fuente: Onapre

Notas:

a/ No incluye Asignaciones Legales, Proyectos por Endeudamiento, ni Obligaciones de Ejercicios Anteriores.

b/ Incluye los aportes del Consejo Nacional de Universidades (CNU)

Cuadro 6.13-5

Principales Conceptos del Gasto - Institucional

Proyecto de Ley de Presupuesto 2013

(En Bolívares)

DENOMINACIÓN	MIN. P.P. PARA CIENCIA, TECNOLOGÍA E INNOVACIÓN	MIN. P.P. PARA LAS COMUNAS Y PROTECCIÓN SOCIAL	MIN. P.P. PARA LA MUJER Y LA IGUALDAD DE GÉNERO	MIN. P.P. PARA ENERGÍA ELÉCTRICA	MIN. P.P. DE PLANIFICACIÓN Y FINANZAS	MIN. P.P. PARA VIVIENDA Y HÁBITAT	CONSEJO FEDERAL DE GOBIERNO
TOTAL GASTOS	**2.750.300.398**	**3.534.701.063**	**434.131.185**	**9.672.753.756**	**84.656.125.942**	**2.913.800.943**	**21.278.622.613**
Legales	**0**	**0**	**0**	**0**	**78.250.130.856**	**0**	**18.872.517.259**
Servicio de la Deuda Pública (Min. del Poder Popular de Planificación y Finanzas)	0	0	0	0	78.250.130.856	0	0
Situado Constitucional	0	0	0	0	0	0	0
Situado Estadal	0	0	0	0	0	0	0
Situado Municipal	0	0	0	0	0	0	0
Fondo de Compensación Interterritorial (FCI)	0	0	0	0	0	0	18.872.517.259
Estadal	0	0	0	0	0	0	7.017.805.681
Municipal	0	0	0	0	0	0	5.284.304.833
Poder Popular	0	0	0	0	0	0	5.661.755.178
Fortalecimiento Institucional	0	0	0	0	0	0	908.651.567
Sistema de Justicia	0	0	0	0	0	0	0
Rectificaciones al Presupuesto	0	0	0	0	0	0	0
Proyectos por Endeudamiento	**0**	**0**	**0**	**6.394.053.756**	**0**	**0**	**0**
Organismos con Autonomía Funcional a/	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Universidades Nacionales b/	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Otros Gastos	**2.750.300.398**	**3.534.701.063**	**434.131.185**	**3.278.700.000**	**6.405.995.086**	**2.913.800.943**	**2.406.105.354**

Fuente: Onapre

Notas:

a/ No incluye Asignaciones Legales, Proyectos por Endeudamiento, ni Obligaciones de Ejercicios Anteriores.

b/ Incluye los aportes del Consejo Nacional de Universidades (CNU)

Cuadro 6.13-6
Principales Conceptos del Gasto - Institucional
Proyecto de Ley de Presupuesto 2013
(En Bolívares)

DENOMINACIÓN	MIN. P.P. PARA LA JUVENTUD	MIN. P.P. PARA EL SERVICIO PENITENCIARIO	MIN. P.P. PARA TRANSPORTE ACUÁTICO Y AÉREO	MIN. P.P. PARA TRANSPORTE TERRESTRE	MIN. P.P. DE INDUSTRIAS	RECTIFICACIONES	TOTAL
TOTAL GASTOS	**724.600.843**	**1.646.902.023**	**2.936.280.000**	**10.426.157.026**	**4.856.691.755**	**3.009.196.480**	**396.406.748.187**
Legales	**0**	**0**	**0**	**0**	**0**	**3.009.196.480**	**166.334.167.165**
Servicio de la Deuda Pública (Min. del Poder Popular de Planificación y Finanzas)	0	0	0	0	0	0	78.250.130.856
Situado Constitucional	0	0	0	0	0	0	60.183.929.609
Situado Estadal	0	0	0	0	0	0	48.147.143.687
Situado Municipal	0	0	0	0	0	0	12.036.785.922
Fondo de Compensación Interterritorial (FCI)	0	0	0	0	0	0	18.872.517.259
Estadal	0	0	0	0	0	0	7.017.805.681
Municipal	0	0	0	0	0	0	5.284.304.833
Poder Popular	0	0	0	0	0	0	5.661.755.178
Fortalecimiento Institucional	0	0	0	0	0	0	908.651.567
Sistema de Justicia	0	0	0	0	0	0	6.018.392.961
Rectificaciones al Presupuesto	0	0	0	0	0	3.009.196.480	3.009.196.480
Proyectos por Endeudamiento	**0**	**0**	**2.131.080.000**	**9.326.157.026**	**3.656.691.755**	**0**	**42.315.943.002**
Organismos con Autonomía Funcional a/	**0**	**0**	**0**	**0**	**0**	**0**	**8.368.035.919**
Universidades Nacionales b/	**0**	**0**	**0**	**0**	**0**	**0**	**17.466.788.855**
Otros Gastos	**724.600.843**	**1.646.902.023**	**805.200.000**	**1.100.000.000**	**1.200.000.000**	**0**	**161.921.813.246**

Fuente: Onapre

Notas:

a/ No incluye Asignaciones Legales, Proyectos por Endeudamiento, ni Obligaciones de Ejercicios Anteriores.

b/ Incluye los aportes del Consejo Nacional de Universidades (CNU)

Cuadro 6.14

Clasificación Económica del Gasto

(En Miles de Bolívares)

2008-2012

DENOMINACIÓN	2008	2009	2010	2011	2012 a/
TOTAL GASTOS	**192.543.448**	**195.722.104**	**238.934.920**	**373.507.907**	**409.434.633**
Gastos Corrientes	**140.738.939**	**146.914.894**	**188.809.817**	**282.456.172**	**325.729.889**
Gastos de Consumo	**43.824.947**	**49.692.214**	**60.416.783**	**84.191.711**	**106.611.767**
Remuneraciones	34.812.925	41.813.018	52.426.821	71.200.332	79.426.479
Compra de Bienes y Servicios	8.477.983	7.260.407	7.049.948	11.843.690	25.462.398
Impuestos Indirectos	444.697	427.474	517.975	693.185	1.162.905
Descuentos, Bonificaciones y Devoluciones	89.342	191.315	422.039	454.504	559.985
Gastos de la Propiedad	**8.913.547**	**10.591.922**	**14.400.066**	**28.382.200**	**42.893.745**
Intereses	8.908.637	10.590.291	14.398.613	28.380.741	42.890.033
Alquileres de Tierras y Terrenos	1	5	6	30	34
Derechos Sobre Bienes Intangibles	4.909	1.626	1.447	1.429	3.678
Transferencias y Donaciones Corrientes	**87.978.668**	**86.629.711**	**113.990.397**	**169.880.969**	**176.217.803**
Al Sector Privado	7.708.255	9.068.615	11.769.468	17.539.878	21.500.005
AL SECTOR PÚBLICO	80.174.453	77.489.259	102.120.131	152.206.749	154.693.326
Al Sector Externo	95.960	71.837	100.798	134.342	24.472
Rectificaciones al Presupuesto	**898**	**0**	**256**	**0**	**0**
Otros Gastos Corrientes	**20.879**	**1.047**	**2.315**	**1.292**	**6.574**
Gastos de Capital e Inversiones Financieras	**43.899.129**	**43.188.601**	**48.361.746**	**87.665.976**	**71.657.178**
Inversión Directa	**2.178.753**	**692.760**	**1.148.487**	**3.109.215**	**4.126.903**
Formación Bruta de Capital Fijo	2.124.445	680.228	1.140.071	3.055.933	4.085.887
Tierras, Terrenos y Otros Activos	6.169	2.251			
Bienes Intangibles	48.139	10.281	8.416	53.282	41.016
Transferencias y Donaciones de Capital	**40.108.532**	**39.282.744**	**45.530.679**	**84.299.763**	**67.183.385**
Al Sector Privado	126.607	77.701	81.467	110.489	60
AL SECTOR PÚBLICO	39.981.925	39.205.043	45.448.692	84.188.963	67.183.242
Al Sector Externo	0	0	520	311	83
Inversión Financiera	**1.611.844**	**3.213.097**	**1.682.580**	**256.998**	**346.890**
Aportes en Acciones y Participación de Capital	1.611.844	3.213.097	1.682.580	256.998	346.890
Concesión de Préstamos	0	0	0	0	0
Aplicaciones Financieras	**7.905.380**	**5.618.609**	**1.763.357**	**3.385.759**	**12.047.566**
Amortización de Préstamos	**7.028.565**	**5.087.933**	**1.450.126**	**1.312.267**	**10.351.960**
Servicico de la Deuda Pública por Obligaciones de Ejercicios Anteriores	**328.662**	**0**	**687**	**1.148**	**2.536**
Disminución de Otros Pasivos Financieros	**548.153**	**530.676**	**312.544**	**2.072.344**	**1.693.070**

Fuente: Onapre

Nota:

a/ Estimación al 31/12/2012

Cuadro 6.15
Clasificación Económica del Gasto
Proyecto de Ley Presupuesto 2013
(En Bolívares)

DENOMINACIÓN	MONTO
TOTAL GASTOS	**396.406.748.187**
Gastos Corrientes	**299.638.976.080**
Gastos de Consumo	**99.852.055.102**
Remuneraciones	63.548.683.532
Compra de Bienes y Servicios	33.993.466.840
Impuestos Indirectos	1.799.841.352
Descuentos, Bonificaciones y Devoluciones	510.063.378
Gastos de la Propiedad	**68.025.957.081**
Intereses	68.024.002.480
Alquileres de Tierras y Terrenos	4.300
Derechos Sobre Bienes Intangibles	1.950.301
Transferencias y Donaciones Corrientes	**128.745.209.799**
Al Sector Privado	14.236.432.837
AL SECTOR PÚBLICO	114.483.525.889
Al Sector Externo	25.251.073
Rectificaciones al Presupuesto	**3.009.196.480**
Otros Gastos Corrientes	**6.557.618**
Gastos de Capital e Inversiones Financieras	**87.405.764.970**
Inversión Directa	**2.621.511.567**
Formación Bruta de Capital Fijo	2.533.348.895
Tierras, Terrenos y Otros Activos	1.500.010
Bienes Intangibles	86.662.662
Transferencias y Donaciones de Capital	**84.330.000.178**
Al Sector Privado	15.181.020
AL SECTOR PÚBLICO	84.314.819.158
Al Sector Externo	
Inversión Financiera	**454.253.225**
Aportes en Acciones y Participación de Capital	454.253.225
Concesión de Préstamos	
Aplicaciones Financieras	**9.362.007.137**
Amortización de Préstamos	**8.697.409.620**
Disminución de Otros Pasivos Financieros	**664.597.517**

Fuente: Onapre

Cuadro 6.16

Clasificación Económica del Gasto por Fuentes de Financiamiento

Proyecto de Ley Presupuesto 2013

(En Bolívares)

DENOMINACIÓN	ORDINARIOS	PROYECTOS POR ENDEUDAMIENTO	DEUDA PÚBLICA	GESTIÓN FISCAL	OTRAS FUENTES	TOTAL
TOTAL GASTOS	**300.919.648.047**	**42.315.943.002**	**33.040.862.052**	**20.000.000.000**	**130.295.086**	**396.406.748.187**
Gastos Corrientes	**239.102.335.463**	**16.094.820.240**	**24.343.452.432**	**19.968.072.859**	**130.295.086**	**299.638.976.080**
Gastos de Consumo	**73.547.141.167**	**16.087.081.911**	**513.272.362**	**9.704.559.662**		**99.852.055.102**
Remuneraciones	56.198.812.085			7.349.871.447		63.548.683.532
Compra de Bienes y Servicios	15.117.121.072	16.087.081.911	440.415.309	2.348.848.548		33.993.466.840
Impuestos Indirectos	1.794.001.685			5.839.667		1.799.841.352
Descuentos, Bonificaciones y Devoluciones	437.206.325		72.857.053			510.063.378
Gastos de la Propiedad	**44.195.777.011**		**23.830.180.070**			**68.025.957.081**
Intereses	44.193.822.410		23.830.180.070			68.024.002.480
Alquileres de Tierras y Terrenos	4.300					4.300
Derechos Sobre Bienes Intangibles	1.950.301					1.950.301
Transferencias y Donaciones Corrientes	**118.343.663.187**	**7.738.329**		**10.263.513.197**	**130.295.086**	**128.745.209.799**
Al Sector Privado	13.191.973.092			1.044.459.745		14.236.432.837
AL SECTOR PÚBLICO	105.126.439.022	7.738.329		9.219.053.452	130.295.086	114.483.525.889
Al Sector Externo	25.251.073					25.251.073
Rectificaciones al Presupuesto	**3.009.196.480**					**3.009.196.480**
Otros Gastos Corrientes	**6.557.618**					**6.557.618**
Gastos de Capital e Inversiones Financieras	**61.152.715.067**	**26.221.122.762**		**31.927.141**		**87.405.764.970**
Inversión Directa	**2.615.711.567**			**5.800.000**		**2.621.511.567**
Formación Bruta de Capital Fijo	2.527.548.895			5.800.000		2.533.348.895
Tierras, Terrenos y Otros Activos	1.500.010					1.500.010
Bienes Intangibles	86.662.662					86.662.662
Transferencias y Donaciones de Capital	**58.082.750.275**	**26.221.122.762**		**26.127.141**		**84.330.000.178**
Al Sector Privado	15.181.020					15.181.020
AL SECTOR PÚBLICO	58.067.569.255	26.221.122.762		26.127.141		84.314.819.158
Al Sector Externo						
Inversión Financiera	**454.253.225**					**454.253.225**
Aportes en Acciones y Participación de Capital	454.253.225					454.253.225
Concesión de Préstamos						
Aplicaciones Financieras	**664.597.517**		**8.697.409.620**			**9.362.007.137**
Incremento de Activos Financieros						
Amortización de Préstamos			**8.697.409.620**			**8.697.409.620**
Servicico de la Deuda Pública por Obligaciones de Ejercicios Anteriores						
Disminución de Otros Pasivos Financieros	**664.597.517**					**664.597.517**

Fuente: Onapre

Cuadro 6.17
Clasificación Económica del Gasto por Acciones Centralizadas y por Proyectos
Proyecto de Ley Presupuesto 2013
(En Bolívares)

DENOMINACIÓN	ACCIONES CENTRALIZADAS	PROYECTOS	RECTIFICACIONES	TOTAL
TOTAL GASTOS	**209.195.250.731**	**184.202.300.976**	**3.009.196.480**	**396.406.748.187**
Gastos Corrientes	**168.733.990.267**	**127.895.789.333**	**3.009.196.480**	**299.638.976.080**
Gastos de Consumo	**32.906.051.493**	**66.946.003.609**		**99.852.055.102**
Remuneraciones	26.395.723.211	37.152.960.321		63.548.683.532
Compra de Bienes y Servicios	4.972.395.054	29.021.071.786		33.993.466.840
Impuestos Indirectos	1.027.869.850	771.971.502		1.799.841.352
Descuentos, Bonificaciones y Devoluciones	510.063.378			510.063.378
Gastos de la Propiedad	**68.024.760.945**	**1.196.136**		**68.025.957.081**
Intereses	68.024.002.480			68.024.002.480
Alquileres de Tierras y Terrenos		4.300		4.300
Derechos Sobre Bienes Intangibles	758.465	1.191.836		1.950.301
Transferencias y Donaciones Corrientes	**67.796.620.211**	**60.948.589.588**		**128.745.209.799**
Al Sector Privado	13.233.664.343	1.002.768.494		14.236.432.837
AL SECTOR PÚBLICO	54.549.998.950	59.933.526.939		114.483.525.889
Al Sector Externo	12.956.918	12.294.155		25.251.073
Rectificaciones al Presupuesto			**3.009.196.480**	**3.009.196.480**
Otros Gastos Corrientes	**6.557.618**			**6.557.618**
Gastos de Capital e Inversiones Financieras	**31.122.785.201**	**56.282.979.769**		**87.405.764.970**
Inversión Directa	**511.931.232**	**2.109.580.335**		**2.621.511.567**
Formación Bruta de Capital Fijo	492.046.874	2.041.302.021		2.533.348.895
Tierras, Terrenos y Otros Activos	1.500.010			1.500.010
Bienes Intangibles	18.384.348	68.278.314		86.662.662
Transferencias y Donaciones de Capital	**30.229.206.704**	**54.100.793.474**		**84.330.000.178**
Al Sector Privado	15.000.000	181.020		15.181.020
AL SECTOR PÚBLICO	30.214.206.704	54.100.612.454		84.314.819.158
Al Sector Externo				
Inversión Financiera	**381.647.265**	**72.605.960**		**454.253.225**
Aportes en Acciones y Participación de Capital	381.647.265	72.605.960		454.253.225
Concesión de Préstamos				
Aplicaciones Financieras	**9.338.475.263**	**23.531.874**		**9.362.007.137**
Incremento de Activos Financieros				
Amortización de Préstamos	**8.697.409.620**			8.697.409.620
Servicico de la Deuda Pública por Obligaciones de Ejercicios Anteriores				
Disminución de Otros Pasivos Financieros	**641.065.643**	**23.531.874**		664.597.517

Fuente: Onapre

Cuadro 6.18-1
Clasificación Económica - Institucional del Gasto
Proyecto de Ley de Presupuesto 2013
(En Bolívares)

DENOMINACIÓN	ASAMBLEA NACIONAL	CONTRALORÍA GENERAL DE LA REPÚBLICA	CONSEJO NACIONAL ELECTORAL	MIN. P.P. PARA RELACIONES EXTERIORES	MIN. P.P. PARA LA DEFENSA	MIN. P.P. PARA LA EDUCACIÓN	MIN. P.P. PARA EL TRABAJO Y SEGURIDAD SOCIAL	MIN. P.P. PARA EL AMBIENTE	TRIBUNAL SUPREMO DE JUSTICIA
TOTAL GASTOS	**1.223.200.000**	**403.700.000**	**2.520.345.194**	**1.545.300.748**	**32.135.581.911**	**41.905.432.769**	**24.413.835.740**	**5.234.931.955**	**8.154.492.961**
Gastos Corrientes	**1.054.062.137**	**305.639.376**	**2.489.797.344**	**1.503.340.168**	**32.113.746.911**	**37.691.089.325**	**24.340.180.804**	**1.340.813.733**	**7.812.732.357**
Gastos de Consumo	**773.782.976**	**119.746.391**	**1.988.159.201**	**1.338.914.144**	**28.563.210.112**	**27.281.120.356**	**944.517.890**	**620.568.483**	**6.346.289.885**
Remuneraciones	665.152.381	68.239.435	1.580.623.049	908.648.136	9.054.823.049	20.801.709.675	798.244.372	538.247.580	5.803.936.106
Compra de Bienes y Servicios	95.781.577	46.613.774	356.569.809	403.446.711	19.176.577.839	5.864.614.213	122.492.497	71.918.074	466.651.238
Impuestos Indirectos	12.849.018	4.893.182	50.966.343	26.819.297	331.809.224	614.796.468	23.781.021	10.402.829	75.702.541
Descuentos, Bonificaciones y Devoluciones	0	0	0	0	0	0	0	0	0
Gastos de la Propiedad	**0**	**325.400**	**0**	**87.755**	**281.899**	**153.000**	**0**	**330.000**	**0**
Intereses	0	0	0	0	0	0	0	0	0
Alquileres de Tierras y Terrenos	0	0	0	4.300	0	0	0	0	0
Derechos Sobre Bienes Intangibles	0	325.400	0	83.455	281.899	153.000	0	330.000	0
Transferencias y Donaciones Corrientes	**280.279.161**	**185.567.585**	**501.638.143**	**164.338.269**	**3.550.254.900**	**10.409.815.969**	**23.395.662.914**	**719.915.250**	**1.466.442.472**
Al Sector Privado	153.412.366	135.507.585	498.349.837	144.625.366	240.559.325	7.035.402.816	87.608.092	260.140.000	1.464.304.472
Al Sector Público	126.094.795	50.000.000	2.988.306	8.800.748	3.309.558.127	3.372.529.628	23.308.054.822	459.700.000	2.138.000
Al Sector Externo	772.000	60.000	300.000	10.912.155	137.448	1.883.525	0	75.250	0
Rectificaciones al Presupuesto	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Otros Gastos Corrientes	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Gastos de Capital e Inversiones Financieras	**166.497.863**	**97.260.624**	**30.547.850**	**30.960.580**	**1.335.000**	**3.976.994.915**	**67.654.936**	**3.892.678.222**	**250.534.434**
Inversión Directa	**166.497.863**	**97.260.624**	**30.547.850**	**30.960.580**	**1.335.000**	**363.431.325**	**67.654.936**	**22.646.267**	**250.534.434**
Formación Bruta de Capital Fijo	166.312.863	96.317.077	21.352.552	29.415.812	0	363.362.782	67.626.466	22.509.927	249.865.386
Tierras, Terrenos y Otros Activos	0	0	0	0	0	0	0	0	0
Bienes Intangibles	185.000	943.547	9.195.298	1.544.768	1.335.000	68.543	28.470	136.340	669.048
Transferencias y Donaciones de Capital	**0**	**0**	**0**	**0**	**0**	**3.613.563.590**	**0**	**3.870.031.955**	**0**
Al Sector Privado	0	0	0	0	0	0	0	0	0
Al Sector Público	0	0	0	0	0	3.613.563.590	0	3.870.031.955	0
Al Sector Externo	0	0	0	0	0	0	0	0	0
Inversión Financiera	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Aportes en Acciones y Participación de Capital	0	0	0	0	0	0	0	0	0
Concesión de Préstamos	0	0	0	0	0	0	0	0	0
Aplicaciones Financieras	**2.640.000**	**800.000**	**0**	**11.000.000**	**20.500.000**	**237.348.529**	**6.000.000**	**1.440.000**	**91.226.170**
Incremento de Activos Financieros	0	0	0	0	0	0	0	0	0
Amortización de Préstamos	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Servicio de la Deuda Pública por Obligaciones de Ejercicios Anteriores	0	0	0	0	0	0	0	0	0
Disminución de Otros Pasivos Financieros	**2.640.000**	**800.000**	**0**	**11.000.000**	**20.500.000**	**237.348.529**	**6.000.000**	**1.440.000**	**91.226.170**

Fuente: Onapre

Cuadro 6.18-2
Clasificación Económica - Institucional del Gasto
Proyecto de Ley de Presupuesto 2013
(En Bolivares)

DENOMINACIÓN	MINISTERIO PÚBLICO	PROCURADURÍA GENERAL DE LA REPÚBLICA	MIN. P.P. PARA RELACIONES INTERIORES Y JUSTICIA	DEFENSORÍA DEL PUEBLO	VICEPRESIDENCIA DE LA REPÚBLICA	MIN. P.P. PARA LA AGRICULTURA Y TIERRAS	MIN. P.P. PARA LA EDUCACIÓN UNIVERSITARIA	MIN. P.P. PARA LA COMUNICACIÓN Y LA INFORMACIÓN
TOTAL GASTOS	**2.015.425.381**	**127.400.006**	**65.310.929.609**	**166.600.014**	**1.200.100.047**	**3.261.942.774**	**18.646.214.825**	**840.600.217**
Gastos Corrientes	**1.918.811.926**	**120.376.021**	**35.109.268.118**	**165.219.139**	**1.164.051.587**	**2.205.402.661**	**18.622.480.974**	**818.161.299**
Gastos de Consumo	**1.623.650.068**	**106.865.906**	**3.510.189.090**	**156.910.539**	**361.138.455**	**547.895.551**	**380.042.643**	**330.877.252**
Remuneraciones	1.356.987.133	75.855.202	3.176.970.094	142.686.444	240.471.969	439.564.497	290.841.550	216.765.265
Compra de Bienes y Servicios	235.073.695	25.561.911	293.406.883	12.321.010	108.812.767	96.111.079	77.093.802	98.388.871
Impuestos Indirectos	31.589.240	5.448.793	39.812.113	1.903.085	11.853.719	12.219.975	12.107.291	15.723.116
Descuentos, Bonificaciones y Devoluciones	0	0	0	0	0	0	0	0
Gastos de la Propiedad	**0**	**0**	**15.683**	**0**	**265.125**	**0**	**0**	**0**
Intereses	0	0	0	0	0	0	0	0
Alquileres de Tierras y Terrenos	0	0	0	0	0	0	0	0
Derechos Sobre Bienes Intangibles	0	0	15.683	0	265.125	0	0	0
Transferencias y Donaciones Corrientes	**295.161.858**	**13.510.115**	**31.599.063.345**	**8.308.600**	**802.648.007**	**1.657.507.110**	**18.242.438.331**	**487.284.047**
Al Sector Privado	292.161.858	11.510.115	227.628.605	2.554.600	114.173.703	242.928.900	44.935.891	19.621.449
Al Sector Público	3.000.000	2.000.000	31.370.934.740	4.754.000	688.474.304	1.414.578.210	18.194.984.576	467.662.598
Al Sector Externo	0	0	500.000	1.000.000	0	0	2.517.864	0
Rectificaciones al Presupuesto	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Otros Gastos Corrientes	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Gastos de Capital e Inversiones Financieras	**93.944.955**	**4.198.985**	**30.182.141.152**	**1.380.875**	**35.198.459**	**1.044.881.647**	**23.433.851**	**21.140.800**
Inversión Directa	**93.944.955**	**4.198.985**	**90.176.347**	**1.380.875**	**35.198.459**	**95.640.505**	**23.433.851**	**21.140.800**
Formación Bruta de Capital Fijo	92.663.400	4.198.985	88.141.446	1.380.875	33.610.461	57.805.865	22.574.651	20.952.400
Tierras, Terrenos y Otros Activos	0	0	0	0	1.500.010	0	0	0
Bienes Intangibles	1.281.555	0	2.034.901	0	87.988	37.834.640	859.200	188.400
Transferencias y Donaciones de Capital	**0**	**0**	**30.091.964.805**	**0**	**0**	**949.241.142**	**0**	**0**
Al Sector Privado	0	0	0	0	0	0	0	0
Al Sector Público	0	0	30.091.964.805	0	0	949.241.142	0	0
Al Sector Externo	0	0	0	0	0	0	0	0
Inversión Financiera	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Aportes en Acciones y Participación de Capital	0	0	0	0	0	0	0	0
Concesión de Préstamos	0	0	0	0	0	0	0	0
Aplicaciones Financieras	**2.668.500**	**2.825.000**	**19.520.339**	**0**	**850.001**	**11.658.466**	**300.000**	**1.298.118**
Incremento de Activos Financieros	0	0	0	0	0	0	0	0
Amortización de Préstamos	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Servicio de la Deuda Pública por Obligaciones de Ejercicios Anteriores	0	0	0	0	0	0	0	0
Disminución de Otros Pasivos Financieros	**2.668.500**	**2.825.000**	**19.520.339**	**0**	**850.001**	**11.658.466**	**300.000**	**1.298.118**

Fuente: Onapre

Cuadro 6.18-3
Clasificación Económica - Institucional del Gasto
Proyecto de Ley de Presupuesto 2013
(En Bolívares)

DENOMINACIÓN	MIN. P.P. DEL DESPACHO DE LA PRESIDENCIA	CONSEJO MORAL REPÚBLICANO	SUPERINTENDENCIA DE AUDITORÍA INTERNA	MIN. P.P. PARA LA ALIMENTACIÓN	MIN. P.P. PARA EL TURISMO	MIN. P.P. DE PETRÓLEO Y MINERÍA	MIN. P.P. PARA LA CULTURA	MIN. P.P. PARA EL DEPORTE	MIN. P.P. PARA LOS PUEBLOS INDÍGENAS
TOTAL GASTOS	**5.507.265.496**	**6.120.000**	**29.200.000**	**4.456.824.015**	**173.800.000**	**408.300.001**	**1.336.002.036**	**1.424.100.090**	**205.700.004**
Gastos Corrientes	**4.710.225.846**	**6.090.000**	**28.908.150**	**4.383.166.420**	**170.957.937**	**406.630.141**	**1.328.670.164**	**1.419.423.148**	**190.027.196**
Gastos de Consumo	**817.964.797**	**6.090.000**	**27.591.171**	**212.637.206**	**148.216.094**	**270.002.869**	**356.267.942**	**354.971.677**	**100.032.201**
Remuneraciones	579.905.685	5.257.993	22.049.900	133.854.944	117.414.463	249.508.922	226.135.677	324.199.911	47.000.000
Compra de Bienes y Servicios	209.520.454	706.000	4.907.930	66.914.294	28.606.022	18.209.364	104.567.513	27.776.485	39.559.697
Impuestos Indirectos	28.538.658	126.007	633.341	11.867.968	2.195.609	2.284.583	25.564.752	2.995.281	13.472.504
Descuentos, Bonificaciones y Devoluciones	0	0	0	0	0	0	0	0	0
Gastos de la Propiedad	**0**	**0**	**170.000**	**0**	**0**	**5.000**	**95.800**	**0**	**0**
Intereses	0	0	0	0	0	0	0	0	0
Alquileres de Tierras y Terrenos	0	0	0	0	0	0	0	0	0
Derechos Sobre Bienes Intangibles	0	0	170.000	0	0	5.000	95.800	0	0
Transferencias y Donaciones Corrientes	**3.892.261.049**	**0**	**1.146.979**	**4.170.529.214**	**22.685.225**	**136.622.272**	**972.306.422**	**1.064.451.471**	**89.994.995**
Al Sector Privado	311.413.288	0	1.146.979	4.773.808	14.476.423	67.402.978	61.657.821	13.244.162	89.994.995
Al Sector Público	3.580.847.761	0	0	4.165.755.406	7.000.000	69.219.294	910.598.601	1.051.207.309	0
Al Sector Externo	0	0	0	0	1.208.802	0	50.000	0	0
Rectificaciones al Presupuesto	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Otros Gastos Corrientes	**0**	**0**	**0**	**0**	**56.618**	**0**	**0**	**0**	**0**
Gastos de Capital e Inversiones Financieras	**797.039.650**	**30.000**	**291.850**	**73.139.195**	**643.009**	**1.369.860**	**7.331.872**	**1.307.500**	**15.672.808**
Inversión Directa	**13.474.154**	**30.000**	**291.850**	**32.555.146**	**461.989**	**1.369.860**	**7.331.872**	**1.307.500**	**15.672.808**
Formación Bruta de Capital Fijo	13.439.154	30.000	291.850	31.300.658	461.989	1.369.860	7.281.872	1.307.500	15.655.808
Tierras, Terrenos y Otros Activos	0	0	0	0	0	0	0	0	0
Bienes Intangibles	35.000	0	0	1.254.488	0	0	50.000	0	17.000
Transferencias y Donaciones de Capital	**783.565.496**	**0**	**0**	**40.584.049**	**181.020**	**0**	**0**	**0**	**0**
Al Sector Privado	0	0	0	0	181.020	0	0	0	0
Al Sector Público	783.565.496	0	0	40.584.049	0	0	0	0	0
Al Sector Externo	0	0	0	0	0	0	0	0	0
Inversión Financiera	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Aportes en Acciones y Participación de Capital	0	0	0	0	0	0	0	0	0
Concesión de Préstamos	0	0	0	0	0	0	0	0	0
Aplicaciones Financieras	**0**	**0**	**0**	**518.400**	**2.199.054**	**300.000**	**0**	**3.369.442**	**0**
Incremento de Activos Financieros	0	0	0	0	0	0	0	0	0
Amortización de Préstamos	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Servicio de la Deuda Pública por Obligaciones de Ejercicios Anteriores	0	0	0	0	0	0	0	0	0
Disminución de Otros Pasivos Financieros	**0**	**0**	**0**	**518.400**	**2.199.054**	**300.000**	**0**	**3.369.442**	**0**

Fuente: Onapre

Cuadro 6.18-4
Clasificación Económica - Institucional del Gasto
Proyecto de Ley de Presupuesto 2013
(En Bolívares)

DENOMINACIÓN	MIN. P.P. PARA EL COMERCIO	MIN. P.P. PARA LA SALUD	MIN. P.P. PARA LA CIENCIA, TECNOLOGÍA E INNOVACIÓN	MIN. P.P. PARA LAS COMUNAS Y PROTECCIÓN SOCIAL	MIN. P.P. PARA LA MUJER Y LA IGUAL DE GENERO	MIN. P.P. PARA LA ENERGÍA ELÉCTRICA	MIN. P.P. DE PLANIFICACIÓN Y FINANZAS	MIN. P.P. PARA VIVIENDA Y HÁBITAT
TOTAL GASTOS	**332.500.038**	**24.580.638.329**	**2.750.300.398**	**3.534.701.063**	**434.131.185**	**9.672.753.756**	**84.656.125.942**	**2.913.800.943**
Gastos Corrientes	**331.966.431**	**24.199.560.884**	**2.725.708.319**	**3.482.117.093**	**346.185.324**	**2.448.082.113**	**75.400.751.441**	**1.368.892.117**
Gastos de Consumo	**187.505.983**	**12.552.380.518**	**316.779.475**	**963.710.093**	**185.265.396**	**1.799.284.851**	**3.185.703.855**	**389.391.174**
Remuneraciones	168.874.878	9.954.494.139	235.448.663	691.625.542	120.072.800	959.261.343	1.233.647.239	279.640.941
Compra de Bienes y Servicios	16.401.184	2.497.412.845	73.427.408	246.397.663	56.796.628	713.301.994	1.390.921.043	92.124.423
Impuestos Indirectos	2.229.921	100.473.534	7.903.404	25.686.888	8.395.968	126.721.514	51.072.195	17.625.810
Descuentos, Bonificaciones y Devoluciones	0	0	0	0	0	0	510.063.378	0
Gastos de la Propiedad	**0**	**0**	**15.000**	**15.000**	**5.000**	**9.999**	**68.024.182.420**	**0**
Intereses	0	0	0	0	0	0	68.024.002.480	0
Alquileres de Tierras y Terrenos	0	0	0	0	0	0	0	0
Derechos Sobre Bienes Intangibles	0	0	15.000	15.000	5.000	9.999	179.940	0
Transferencias y Donaciones Corrientes	**144.460.448**	**11.647.179.366**	**2.408.913.844**	**2.518.392.000**	**160.914.928**	**648.787.263**	**4.184.365.166**	**979.500.943**
Al Sector Privado	78.737.753	905.592.771	5.255.752	255.140.937	2.504.725	42.577.754	798.249.729	152.000.000
Al Sector Público	65.722.695	10.741.586.595	2.399.824.063	2.263.251.063	158.410.203	604.209.509	3.386.115.437	827.500.943
Al Sector Externo	0	0	3.834.029	0	0	2.000.000	0	0
Rectificaciones al Presupuesto	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Otros Gastos Corrientes	**0**	**1.000**	**0**	**0**	**0**	**0**	**6.500.000**	**0**
Gastos de Capital e Inversiones Financieras	**533.607**	**355.977.445**	**23.772.079**	**27.183.970**	**85.945.861**	**7.214.671.643**	**484.212.881**	**1.534.432.036**
Inversión Directa	**533.607**	**143.002.436**	**14.901.050**	**27.183.970**	**13.339.901**	**703.214.610**	**82.565.616**	**34.432.036**
Formación Bruta de Capital Fijo	533.607	142.999.131	14.901.050	27.183.970	13.139.901	697.000.610	78.233.909	32.669.714
Tierras, Terrenos y Otros Activos	0	0	0	0	0	0	0	0
Bienes Intangibles	0	3.305	0	0	200.000	6.214.000	4.331.707	1.762.322
Transferencias y Donaciones de Capital	**0**	**212.975.009**	**8.871.029**	**0**	**0**	**6.511.457.033**	**20.000.000**	**1.500.000.000**
Al Sector Privado	0	0	0	0	0	15.000.000	0	0
Al Sector Público	0	212.975.009	8.871.029	0	0	6.496.457.033	20.000.000	1.500.000.000
Al Sector Externo	0	0	0	0	0	0	0	0
Inversión Financiera	**0**	**0**	**0**	**0**	**72.605.960**	**0**	**381.647.265**	**0**
Aportes en Acciones y Participación de Capital	0	0	0	0	72.605.960	0	381.647.265	0
Concesión de Préstamos	0	0	0	0	0	0	0	0
Aplicaciones Financieras	**0**	**25.100.000**	**820.000**	**25.400.000**	**2.000.000**	**10.000.000**	**8.771.161.620**	**10.476.790**
Incremento de Activos Financieros	0	0	0	0	0	0	0	0
Amortización de Préstamos	**0**	**0**	**0**	**0**	**0**	**0**	**8.697.409.620**	**0**
Servicio de la Deuda Pública por Obligaciones de Ejercicios Anteriores	0	0	0	0	0	0	0	0
Disminución de Otros Pasivos Financieros	**0**	**25.100.000**	**820.000**	**25.400.000**	**2.000.000**	**10.000.000**	**73.752.000**	**10.476.790**

Fuente: Onapre

Cuadro 6.18-5
Clasificación Económica - Institucional del Gasto
Proyecto de Ley de Presupuesto 2013
(En Bolivares)

DENOMINACIÓN	CONSEJO FEDERAL DE GOBIERNO	MIN. P.P. PARA LA JUVENTUD	MIN. P.P. PARA EL SERVICIO PENITENCIARIO	MIN. P.P. PARA TRANSPORTE ACUÁTICO Y AÉREO	MIN. P.P. PARA TRANSPORTE TERRESTRE	MIN. P.P. DE INDUSTRIAS	RECTIFICACIONES	TOTAL
TOTAL GASTOS	**21.278.622.613**	**724.600.843**	**1.646.902.023**	**2.936.280.000**	**10.426.157.026**	**4.856.691.755**	**3.009.196.480**	**396.406.748.187**
Gastos Corrientes	**105.100.000**	**713.177.404**	**1.397.130.622**	**666.208.169**	**1.100.000.000**	**925.626.801**	**3.009.196.480**	**299.638.976.080**
Gastos de Consumo	**1.575.051**	**326.628.910**	**1.254.077.779**	**630.712.548**	**433.554.588**	**337.831.982**	**0**	**99.852.055.102**
Remuneraciones	813.451	146.375.040	706.312.430	497.492.963	401.000.000	288.530.672	0	63.548.683.532
Compra de Bienes y Servicios	680.000	160.394.678	496.789.540	122.098.200	29.287.533	45.230.191	0	33.993.466.840
Impuestos Indirectos	81.600	19.859.192	50.975.809	11.121.385	3.267.055	4.071.119	0	1.799.841.352
Descuentos, Bonificaciones y Devoluciones	0	0	0	0	0	0	0	510.063.378
Gastos de la Propiedad	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**68.025.957.081**
Intereses	0	0	0	0	0	0		68.024.002.480
Alquileres de Tierras y Terrenos	0	0	0	0	0	0		4.300
Derechos Sobre Bienes Intangibles	0	0	0	0	0	0		1.950.301
Transferencias y Donaciones Corrientes	**103.524.949**	**386.548.494**	**143.052.843**	**35.495.621**	**666.445.412**	**587.794.819**	**0**	**128.745.209.799**
Al Sector Privado	0	158.680.367	23.998.848	35.495.621	238.155.687	507.459	0	14.236.432.837
Al Sector Público	103.524.949	227.868.127	119.053.995	0	428.289.725	587.287.360	0	114.483.525.889
Al Sector Externo	0	0	0	0	0	0	0	25.251.073
Rectificaciones al Presupuesto	**0**	**0**	**0**	**0**	**0**	**0**	**3.009.196.480**	**3.009.196.480**
Otros Gastos Corrientes	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**6.557.618**
Gastos de Capital e Inversiones Financieras	**21.173.522.613**	**11.423.439**	**249.771.401**	**2.170.071.831**	**9.326.157.026**	**3.930.478.246**	**0**	**87.405.764.970**
Inversión Directa	**0**	**11.423.439**	**68.825.396**	**38.991.831**	**0**	**14.618.840**	**0**	**2.621.511.567**
Formación Bruta de Capital Fijo	0	11.423.439	68.806.216	22.608.869	0	14.618.840		2.533.348.895
Tierras, Terrenos y Otros Activos	0	0	0	0	0	0		1.500.010
Bienes Intangibles	0	0	19.180	16.382.962	0	0		86.662.662
Transferencias y Donaciones de Capital	**21.173.522.613**	**0**	**180.946.005**	**2.131.080.000**	**9.326.157.026**	**3.915.859.406**	**0**	**84.330.000.178**
Al Sector Privado	0	0	0	0	0	0		15.181.020
Al Sector Público	21.173.522.613	0	180.946.005	2.131.080.000	9.326.157.026	3.915.859.406		84.314.819.158
Al Sector Externo	0	0	0	0	0	0		0
Inversión Financiera	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**454.253.225**
Aportes en Acciones y Participación de Capital	0	0	0	0	0	0		454.253.225
Concesión de Préstamos	0	0	0	0	0	0	0	0
Aplicaciones Financieras	**0**	**0**	**0**	**100.000.000**	**0**	**586.708**	**0**	**9.362.007.137**
Incremento de Activos Financieros	0	0	0	0	0	0	0	**0**
Amortización de Préstamos	**0**	**0**	**0**	**0**	**0**	**0**		**8.697.409.620**
Servicio de la Deuda Pública por Obligaciones de Ejercicios Anteriores	0	0	0	0	0	0	0	**0**
Disminución de Otros Pasivos Financieros	**0**	**0**	**0**	**100.000.000**	**0**	**586.708**		**664.597.517**

Fuente: Onapre

Cuadro 6.19
Clasificación Sectorial del Gasto
(Miles de Bolívares)
2008-2012

CONCEPTOS	2008	2009	2010	2011	2012 a/
T O T A L	**192.543.448**	**195.722.104**	**238.934.920**	**373.507.907**	**409.434.633**
Dirección Superior	**6.678.495**	**5.888.791**	**7.779.274**	**9.531.363**	**20.597.371**
Seguridad y Defensa	**12.923.928**	**13.189.195**	**18.152.643**	**25.623.115**	**38.709.010**
Defensa Nacional	6.370.968	6.775.406	7.989.565	11.823.474	21.034.880
Política, Seguridad y Orden Público	1.953.297	1.811.872	3.491.509	4.577.324	4.190.471
Administración de Justicia y Ministerio Público	4.599.663	4.601.917	6.671.569	9.222.317	13.483.659
Agrícola	**6.599.236**	**6.925.564**	**6.145.646**	**12.301.313**	**7.701.003**
Energía, Minas y Petróleo	**2.938.424**	**3.218.642**	**9.410.313**	**13.519.851**	**12.743.302**
Energía	2.631.004	2.808.738	7.992.414	10.063.347	10.564.294
Minas	60.275	50.523	398.544	296.621	195.515
Petróleo y Petroquímica	247.145	359.381	1.019.355	3.159.883	1.983.493
Industria y Comercio	**6.822.541**	**5.907.982**	**6.195.830**	**15.893.810**	**10.009.724**
Industria Ligera	1.199.822	579.013	714.171	2.579.030	1.586.051
Industria Básica	54.531	28.830	1.089.801	1.848.456	5.149.695
Comercio	5.568.188	5.300.139	4.391.858	11.466.324	3.273.978
Turismo y Recreación	**438.875**	**255.868**	**288.866**	**425.884**	**690.799**
Transporte y Comunicaciones	**6.187.693**	**4.854.828**	**5.316.808**	**12.978.637**	**9.790.180**
Transporte	5.608.305	4.403.121	4.991.945	11.825.281	7.087.308
Comunicaciones	579.388	451.707	324.863	1.153.356	2.702.872
Educación	**35.495.997**	**37.351.251**	**41.203.555**	**58.714.739**	**56.111.042**
Integral	22.189.346	23.542.024	25.558.267	33.646.855	32.465.720
Universitaria	13.306.651	13.809.227	15.645.288	25.067.884	23.645.322
Cultura y Comunicación Social	**2.151.704**	**2.401.702**	**2.562.856**	**3.849.037**	**3.711.185**
Cultura	1.341.337	1.493.221	1.515.370	2.823.479	2.391.298
Comunicación Social	810.367	908.481	1.047.486	1.025.558	1.319.887
Ciencia y Tecnología	**1.369.170**	**1.225.104**	**1.501.485**	**2.414.778**	**2.974.938**
Vivienda, Desarrollo Urbano y Servicios Conexos	**3.681.817**	**1.578.093**	**2.847.430**	**3.958.174**	**5.174.945**
Salud	**13.360.244**	**15.076.546**	**20.567.206**	**32.097.454**	**34.560.836**
Desarrollo Social y Participación	**8.889.573**	**8.193.156**	**8.932.565**	**27.294.787**	**23.218.527**
Seguridad Social	**25.396.060**	**27.479.880**	**42.127.629**	**56.564.063**	**57.091.272**
Gastos No Clasificados Sectorialmente	**59.609.691**	**62.175.502**	**65.902.814**	**98.340.902**	**126.350.499**
Transferencias Externas	141.486	96.445	38.092	184.271	286.729
Situado Constitucional	31.157.380	31.103.465	33.613.213	46.317.443	49.894.604
Servicio de la Deuda Pública	16.915.828	16.310.805	16.807.724	31.001.604	54.714.018
Subsidio de Capitalidad	70.000			150.052	50.000
Aporte a la Policía Metropolitana			50.000		
Fides	4.097.214	6.924.810	7.766.781	672.510	
Otras Transferencias a Entidades Federales	592.079	1.484.087	1.646.406	3.524.669	2.266.025
Asignaciones Económicas Especiales	6.634.806	6.255.890	5.980.342	2.140.443	
Fondo de Compensación Interterritorial (FCI)				14.349.910	19.139.123
Otros Gastos No Clasificados					
Rectificaciones al Presupuesto	898		256		

Fuente: Onapre
Nota:
a/ Cifras estimadas al 31/12/2012

Cuadro 6.20
Clasificación Sectorial del Gasto
Proyecto de Ley de Presupuesto 2013
(En Bolívares)

DENOMINACIÓN	MONTO
TOTAL GASTOS	**396.406.748.187**
Sectores Sociales	**147.808.039.511**
Educación	**46.157.416.692**
Integral	26.628.579.476
Universitaria	19.528.837.216
Cultura y Comunicación Social	**3.260.051.894**
Cultura	2.388.180.349
Comunicación Social	871.871.545
Ciencia y Tecnología	**2.011.669.543**
Vivienda, Desarrollo Urbano y Servicios Conexos	**5.920.665.609**
Salud	**31.644.560.707**
Desarrollo Social y Participación	**19.505.781.855**
Seguridad Social	**39.307.893.211**
Sectores Productivos	**35.466.476.156**
Agrícola	**4.995.704.972**
Energía, Minas y Petróleo	**9.596.280.163**
Energía	9.257.928.241
Minas	13.653.881
Petróleo y Petroquímica	324.698.041
Industria y Comercio	**7.178.177.563**
Industria Ligera	796.058.219
Industria Básica	3.931.462.447
Comercio	2.450.656.897
Turismo y Recreación	**313.712.329**
Transporte y Comunicaciones	**13.382.601.129**
Transporte	12.879.738.284
Comunicaciones	502.862.845
Servicios Generales	**49.398.342.051**
Dirección Superior del Estado	**9.229.034.488**
Seguridad y Defensa	**40.169.307.563**
Defensa Nacional	26.467.373.152
Política, Seguridad y Orden Público	2.583.938.367
Administración de Justicia y Ministerio Público	11.117.996.044
Gastos No Clasificados Sectorialmente	**163.733.890.469**
Transferencias al Exterior	394.664.183
Situado Constitucional	60.183.929.609
Servicio de la Deuda Pública	78.250.130.856
Subsidio de Capitalidad	50.000.000
Otras Transferencias a Entidades Federales	568.921.779
Fondo de Compensación Interterritorial (FCI)	21.277.047.562
Rectificaciones al Presupuesto	3.009.196.480

Fuente: Onapre

Cuadro 6.21

Clasificación Sectorial del Gasto por Fuentes de Financiamiento

Proyecto de Ley de Presupuesto 2013

(En Bolívares)

DENOMINACIÓN	ORDINARIOS	PROYECTOS POR ENDEUDAMIENTO	DEUDA PÚBLICA	GESTION FISCAL	OTRAS FUENTES	TOTAL
TOTAL GASTOS	**300.919.648.047**	**42.315.943.002**	**33.040.862.052**	**20.000.000.000**	**130.295.086**	**396.406.748.187**
Dirección Superior	**9.163.175.839**	**35.563.563**			**30.295.086**	**9.229.034.488**
Seguridad y Defensa	**21.882.225.652**	**16.087.081.911**		**2.200.000.000**		**40.169.307.563**
Defensa Nacional	8.180.291.241	16.087.081.911		2.200.000.000		26.467.373.152
Política, Seguridad y Orden Público	2.583.938.367					2.583.938.367
Administración de Justicia y Ministerio Público	11.117.996.044					11.117.996.044
Agrícola	**4.936.162.198**	**59.542.774**				**4.995.704.972**
Energía, Minas y Petróleo	**3.202.226.407**	**6.394.053.756**				**9.596.280.163**
Energía	2.863.874.485	6.394.053.756				9.257.928.241
Minas	13.653.881					13.653.881
Petróleo y Petroquímica	324.698.041					324.698.041
Industria y Comercio	**3.521.485.808**	**3.656.691.755**				**7.178.177.563**
Industria Ligera	796.058.219					796.058.219
Industria Básica	274.770.692	3.656.691.755				3.931.462.447
Comercio	2.450.656.897					2.450.656.897
Turismo y Recreación	**313.712.329**					**313.712.329**
Transporte y Comunicaciones	**1.925.364.103**	**11.457.237.026**				**13.382.601.129**
Transporte	1.422.501.258	11.457.237.026				12.879.738.284
Comunicaciones	502.862.845					502.862.845
Educación	**42.059.007.403**			**4.098.409.289**		**46.157.416.692**
Integral	25.530.170.187			1.098.409.289		26.628.579.476
Universitaria	16.528.837.216			3.000.000.000		19.528.837.216
Cultura y Comunicación Social	**2.512.049.961**	**748.001.933**				**3.260.051.894**
Cultura	1.640.178.416	748.001.933				2.388.180.349
Comunicación Social	871.871.545					871.871.545
Ciencia y Tecnología	**2.011.669.543**					**2.011.669.543**
Vivienda, Desarrollo Urbano y Servicios Conexos	**2.050.633.654**	**3.870.031.955**				**5.920.665.609**
Salud	**25.400.631.112**			**6.243.929.595**		**31.644.560.707**
Desarrollo Social y Participación	**17.884.842.155**	**7.738.329**		**1.613.201.371**		**19.505.781.855**
Seguridad Social	**33.463.433.466**			**5.844.459.745**		**39.307.893.211**
Gastos No Clasificados Sectorialmente	**130.593.028.417**		**33.040.862.052**		**100.000.000**	**163.733.890.469**
Transferencias Externas	394.664.183					394.664.183
Situado Constitucional	60.183.929.609					60.183.929.609
Servicio de la Deuda Pública	45.209.268.804		33.040.862.052			78.250.130.856
Subsidio de Capitalidad	50.000.000					50.000.000
Aporte a la Policía Metropolitana						
Fides						
Otras Transferencias a Entidades Federales	468.921.779				100.000.000	568.921.779
Fondo de Compensación Interterritorial	21.277.047.562					21.277.047.562
Otros Gastos No Clasificados						
Rectificaciones al Presupuesto	3.009.196.480					3.009.196.480

Fuente: Onapre

Cuadro 6.22-1
Clasificación Sectorial - Institucional del Gasto
Proyecto de Ley de Presupuesto 2013
(En Bolívares)

DENOMINACIÓN	ASAMBLEA NACIONAL	CONTRALORÍA GENERAL DE LA REPÚBLICA	CONSEJO NACIONAL ELECTORAL	MIN. P.P. PARA RELACIONES EXTERIORES	MIN. P.P. PARA LA DEFENSA	MIN. P.P. PARA LA EDUCACIÓN	MIN. P.P. PARA EL TRABAJO Y SEGURIDAD SOCIAL	MIN. P.P. PARA EL AMBIENTE	TRIBUNAL SUPREMO DE JUSTICIA
TOTAL GASTOS	**1.223.200.000**	**403.700.000**	**2.520.345.194**	**1.545.300.748**	**32.135.581.911**	**41.905.432.769**	**24.413.835.740**	**5.234.931.955**	**8.154.492.961**
Dirección Superior	**880.955.285**	**203.659.273**	**1.362.868.271**	**1.193.014.676**					
Seguridad y Defensa					**26.396.786.365**				**6.959.180.875**
Defensa Nacional					26.391.581.915				
Política, Seguridad y Orden Público									
Administración de Justicia y Ministerio Público					5.204.450				6.959.180.875
Agrícola								**68.900.000**	
Energía, Minas y Petróleo									
Energía									
Minas									
Petróleo y Petroquímica									
Industria y Comercio									
Industria Ligera									
Industria Básica									
Comercio									
Turismo y Recreación								**200.550.000**	
Transporte y Comunicaciones					**45.000.000**				
Transporte					45.000.000				
Comunicaciones									
Educación		**10.000.000**			**211.531.430**	**25.741.647.066**		**250.000**	
Integral					1.800.000	25.741.647.066			
Universitaria		10.000.000			209.731.430			250.000	
Cultura y Comunicación Social	**47.111.205**				**187.436**	**47.875.738**			**2.138.000**
Cultura					187.436	47.875.738			
Comunicación Social	47.111.205								2.138.000
Ciencia y Tecnología						**182.249.287**		**23.000.000**	
Vivienda, Desarrollo Urbano y Servicios Conexos								**4.509.224.445**	
Salud	**76.393.452**	**40.000.000**	**368.178.120**	**90.537.211**	**1.797.235.177**	**3.640.271.429**	**101.829.983**	**154.844.000**	
Desarrollo Social y Participación	**99.395.103**	**4.289.693**	**137.290.219**	**102.171.002**	**279.965.441**	**6.843.972.305**	**1.010.250.259**	**53.435.260**	**114.306.341**
Seguridad Social	**119.344.955**	**145.691.034**	**651.708.584**	**159.577.859**	**3.404.738.614**	**5.447.533.419**	**23.301.755.498**	**224.653.000**	**1.078.867.745**
Gastos No Clasificados Sectorialmente		**60.000**	**300.000**		**137.448**	**1.883.525**		**75.250**	
Transferencias Externas		60.000	300.000		137.448	1.883.525		75.250	
Situado Constitucional									
Servicio de la Deuda Pública									
Subsidio de Capitalidad									
Aporte a la Policía Metropolitana									
Fides									
Otras Transferencias a Entidades Federales									
Asignaciones Económicas Especiales									
Fondo de Compensación Interterritorial (FCI)									
Otros Gastos No Clasificados									
Rectificaciones al Presupuesto									

Fuente: Onapre

Cuadro 6.22-2
Clasificación Sectorial - Institucional del Gasto
Proyecto de Ley de Presupuesto 2013
(En Bolívares)

DENOMINACION	MINISTERIO PÚBLICO	PROCURADURIA GENERAL DE LA REPÚBLICA	MIN. P.P. PARA RELACIONES INTERIORES Y JUSTICIA	DEFENSORÍA DEL PUEBLO	VICEPRESIDENCIA DE LA REPÚBLICA	MIN. P.P. PARA LA AGRICULTURA Y TIERRAS	MIN. P.P. PARA LA EDUCACIÓN UNIVERSITARIA	MIN. P.P. PARA LA COMUNICACIÓN Y LA INFORMACIÓN
TOTAL GASTOS	**2.015.425.381**	**127.400.006**	**65.310.929.609**	**166.600.014**	**1.200.100.047**	**3.261.942.774**	**18.646.214.825**	**840.600.217**
Dirección Superior		103.627.467	3.096.158		289.938.503			
Seguridad y Defensa	1.346.466.819		3.767.227.586	153.409.814				
Defensa Nacional			55.791.237					
Política, Seguridad y Orden Público			2.331.773.367					
Administración de Justicia y Ministerio Público	1.346.466.819		1.379.662.982	153.409.814				
Agrícola						2.545.358.987		
Energía, Minas y Petróleo								
Energía								
Minas								
Petróleo y Petroquímica								
Industria y Comercio					264.924.091			
Industria Ligera					226.149.953			
Industria Básica								
Comercio					38.774.138			
Turismo y Recreación								
Transporte y Comunicaciones					40.819.379			
Transporte					40.819.379			
Comunicaciones								
Educación			510.000.000				18.333.677.044	
Integral								
Universitaria			510.000.000				18.333.677.044	
Cultura y Comunicación Social							19.643.725	737.289.399
Cultura							19.643.725	
Comunicación Social								737.289.399
Ciencia y Tecnología						79.664.893		
Vivienda, Desarrollo Urbano y Servicios Conexos								
Salud	251.749.054	4.919.115	241.130.163	77.000	225.850.731	248.681.165	152.823.321	24.684.118
Desarrollo Social y Participación	52.617.129	6.038.080	77.496.804	4.232.900	296.748.143	230.455.520	113.594.168	57.576.714
Seguridad Social	364.592.379	12.815.344	378.049.289	7.880.300	81.819.200	157.782.209	23.958.703	21.049.986
Gastos No Clasificados Sectorialmente			60.333.929.609	1.000.000			2.517.864	
Transferencias Externas				1.000.000			2.517.864	
Situado Constitucional			60.183.929.609					
Servicio de la Deuda Pública								
Subsidio de Capitalidad			50.000.000					
Aporte a la Policía Metropolitana								
Fides								
Otras Transferencias a Entidades Federales			100.000.000					
Asignaciones Económicas Especiales								
Fondo de Compensación Interterritorial (FCI)								
Otros Gastos No Clasificados								
Rectificaciones al Presupuesto								

Fuente: Onapre

Cuadro 6.22-3
Clasificación Sectorial - Institucional del Gasto
Proyecto de Ley de Presupuesto 2013
(En Bolívares)

DENOMINACIÓN	MIN. P.P. DEL DESPACHO DE LA PRESIDENCIA	CONSEJO MORAL REPUBLICANO	SUPERINTENDENCIA DE AUDITORÍA INTERNA	MIN. P.P. PARA LA ALIMENTACION	MIN. P.P. PARA EL TURISMO	MIN. P.P. DE PETRÓLEO Y MINERÍA	MIN. P.P. PARA LA CULTURA	MIN. P.P. PARA EL DEPORTE	MIN. P.P. PARA LOS PUEBLOS INDÍGENAS
TOTAL GASTOS	**5.507.265.496**	**6.120.000**	**29.200.000**	**4.456.824.015**	**173.800.000**	**408.300.001**	**1.336.002.036**	**1.424.100.090**	**205.700.004**
Dirección Superior	1.163.365.498	5.924.000	23.342.028	213.288.593					
Seguridad y Defensa	22.165.000								
Defensa Nacional									
Política, Seguridad y Orden Público	22.165.000								
Administración de Justicia y Ministerio Público									
Agrícola				2.332.157.520					
Energía, Minas y Petróleo						323.556.041			
Energía									
Minas						8.858.000			
Petróleo y Petroquímica						314.698.041			
Industria y Comercio									
Industria Ligera									
Industria Básica									
Comercio									
Turismo y Recreación					111.982.037				
Transporte y Comunicaciones									
Transporte									
Comunicaciones									
Educación	876.904.682				7.000.000				
Integral	876.904.682								
Universitaria					7.000.000				
Cultura y Comunicación Social	1.058.190.223						1.262.283.227		
Cultura	1.058.190.223						1.262.283.227		
Comunicación Social									
Ciencia y Tecnología						39.000			
Vivienda, Desarrollo Urbano y Servicios Conexos	22.000.000								
Salud	1.011.614.840		2.111.494	876.420.332	13.361.271		12.931.176	31.713.771	110.000
Desarrollo Social y Participación	1.261.671.859	61.000	1.567.931	1.025.517.496	20.077.942	9.921.323	18.783.709	1.378.375.415	203.527.400
Seguridad Social	91.353.394	135.000	2.178.547	9.440.074	20.169.948	74.783.637	42.003.924	14.010.904	2.062.604
Gastos No Clasificados Sectorialmente					1.208.802				
Transferencias Externas					1.208.802				
Situado Constitucional									
Servicio de la Deuda Pública									
Subsidio de Capitalidad									
Aporte a la Policía Metropolitana									
Fides									
Otras Transferencias a Entidades Federales									
Asignaciones Económicas Especiales									
Fondo de Compensación Interterritorial (FCI)									
Otros Gastos No Clasificados									
Rectificaciones al Presupuesto									

Fuente: Onapre

Cuadro 6.22-4

Clasificación Sectorial - Institucional del Gasto

Proyecto de Ley de Presupuesto 2013

(En Bolívares)

DENOMINACIÓN	MIN. P.P. PARA EL COMERCIO	MIN. P.P. PARA LA SALUD	MIN. P.P. PARA CIENCIA, TECN. E INNOVACIÓN	MIN. P.P. PARA LAS COMUNAS Y PROTECCIÓN SOCIAL	MIN. P.P. PARA LA MUJER Y LA IGUALDAD DE GENERO	MIN. P.P. PARA LA ENERGIA ELECTRICA	MIN. P.P. DE PLANIFICACIÓN Y FINANZAS	MIN. P.P. PARA VIVIENDA Y HABITAT
TOTAL GASTOS	**332.500.038**	**24.580.638.329**	**2.750.300.398**	**3.534.701.063**	**434.131.185**	**9.672.753.756**	**84.656.125.942**	**2.913.800.943**
Dirección Superior			**10.000.000**				**3.774.647.483**	
Seguridad y Defensa								
Defensa Nacional								
Política, Seguridad y Orden Público								
Administración de Justicia y Ministerio Público								
Agrícola								
Energía, Minas y Petróleo						**9.267.928.241**		
Energía						9.257.928.241		
Minas								
Petróleo y Petroquímica						10.000.000		
Industria y Comercio	**213.851.632**		**10.000.000**	**250.200.000**	**103.492.122**	**15.000.000**	**97.909.608**	**1.500.000.000**
Industria Ligera	114.878.937		10.000.000				45.600.000	
Industria Básica								
Comercio	98.972.695			250.200.000	103.492.122	15.000.000	52.309.608	1.500.000.000
Turismo y Recreación							**1.180.292**	
Transporte y Comunicaciones			**502.862.845**					
Transporte								
Comunicaciones			502.862.845					
Educación		**200.000**	**360.983.361**				**105.223.109**	
Integral		200.000	8.027.728					
Universitaria			352.955.633				105.223.109	
Cultura y Comunicación Social			**85.332.941**					
Cultura								
Comunicación Social			85.332.941					
Ciencia y Tecnología		**100.000**	**1.641.467.619**	**82.687.200**				
Vivienda, Desarrollo Urbano y Servicios Conexos				**265.000.000**				**1.124.441.164**
Salud	**23.350.000**	**21.193.532.705**	**37.634.871**	**172.680.000**	**6.878.388**	**73.875.000**	**338.151.610**	**112.992.678**
Desarrollo Social y Participación	**33.076.590**	**1.579.889.891**	**71.918.388**	**2.555.968.641**	**318.620.290**	**231.273.415**	**314.351.092**	**71.966.571**
Seguridad Social	**62.221.816**	**1.806.915.733**	**26.266.344**	**208.165.222**	**5.140.385**	**82.677.100**	**923.962.848**	**104.400.530**
Gastos No Clasificados Sectorialmente			**3.834.029**			**2.000.000**	**79.100.699.900**	
Transferencias Externas			3.834.029			2.000.000	381.647.265	
Situado Constitucional								
Servicio de la Deuda Pública							78.250.130.856	
Subsidio de Capitalidad								
Aporte a la Policía Metropolitana								
Fides								
Otras Transferencias a Entidades Federales							468.921.779	
Asignaciones Económicas Especiales								
Fondo de Compensación Interterritorial (FCI)								
Otros Gastos No Clasificados								
Rectificaciones al Presupuesto								

Fuente: Onapre

Cuadro 6.22-5
Clasificación Sectorial - Institucional del Gasto
Proyecto de Ley de Presupuesto 2013
(En Bolívares)

DENOMINACIÓN	CONSEJO FEDERAL DE GOBIERNO	MIN. P.P. PARA PARA LA JUVENTUD	MIN. P.P. PARA EL SERVICIO PENITENCIARIO	MIN. P.P. PARA PARA TRANSPORTE ACUÁTICO Y AÉREO	MIN. P.P. PARA TRANSPORTE TERRESTRE	MIN. P.P. DE INDUSTRIAS	RECTIFICACIONES	TOTAL
TOTAL GASTOS	**21.278.622.613**	**724.600.843**	**1.646.902.023**	**2.936.280.000**	**10.426.157.026**	**4.856.691.755**	**3.009.196.480**	**396.406.748.187**
Dirección Superior	1.307.253							**9.229.034.488**
Seguridad y Defensa			1.524.071.104					**40.169.307.563**
Defensa Nacional			20.000.000					26.467.373.152
Política, Seguridad y Orden Público			230.000.000					2.583.938.367
Administración de Justicia y Ministerio Público			1.274.071.104					11.117.996.044
Agrícola						**49.288.465**		**4.995.704.972**
Energía, Minas y Petróleo						**4.795.881**		**9.596.280.163**
Energía								9.257.928.241
Minas						4.795.881		13.653.881
Petróleo y Petroquímica								324.698.041
Industria y Comercio						**4.722.800.110**		**7.178.177.563**
Industria Ligera						399.429.329		796.058.219
Industria Básica						3.931.462.447		3.931.462.447
Comercio						391.908.334		2.450.656.897
Turismo y Recreación								**313.712.329**
Transporte y Comunicaciones				**2.694.025.008**	**10.099.893.897**			**13.382.601.129**
Transporte				2.694.025.008	10.099.893.897			12.879.738.284
Comunicaciones								502.862.845
Educación								**46.157.416.692**
Integral								26.628.579.476
Universitaria								19.528.837.216
Cultura y Comunicación Social								**3.260.051.894**
Cultura								2.388.180.349
Comunicación Social								871.871.545
Ciencia y Tecnología						**2.461.544**		**2.011.669.543**
Vivienda, Desarrollo Urbano y Servicios Conexos								**5.920.665.609**
Salud	**90.400**		**12.327.316**	**145.503.307**	**142.538.000**	**17.539.509**		**31.644.560.707**
Desarrollo Social y Participación	**68.821**	**719.540.873**	**84.028.289**	**73.677.154**	**21.569.442**	**26.493.242**		**19.505.781.855**
Seguridad Social	**108.577**	**5.059.970**	**26.475.314**	**23.074.531**	**162.155.687**	**33.313.004**		**39.307.893.211**
Gastos No Clasificados Sectorialmente	21.277.047.562						3.009.196.480	**163.733.890.469**
Transferencias Externas								394.664.183
Situado Constitucional								60.183.929.609
Servicio de la Deuda Pública								78.250.130.856
Subsidio de Capitalidad								50.000.000
Aporte a la Policía Metropolitana								
Fides								
Otras Transferencias a Entidades Federales								568.921.779
Asignaciones Económicas Especiales								
Fondo de Compensación Interterritorial (FCI)	21.277.047.562							21.277.047.562
Otros Gastos No Clasificados								
Rectificaciones al Presupuesto							3.009.196.480	3.009.196.480

Fuente: Onapre

Cuadro 6.23-1

Servicio de la Deuda Pública Interna

(Miles de Bolívares)

2008-2013

CONCEPTO	2008			2009			2010		
	CAPITAL	INTERESES	TOTAL	CAPITAL	INTERESES	TOTAL	CAPITAL	INTERESES	TOTAL
A.- DEUDA DIRECTA	**10.216.455**	**3.536.856**	**13.753.311**	**11.165.034**	**4.096.451**	**15.261.485**	**20.427.119**	**7.386.508**	**27.813.627**
Bonos y Otros Titulos Valores	10.216.455	3.372.151	13.588.606	11.165.034	4.096.036	15.261.070	20.427.119	7.386.508	27.813.627
Bonos Deuda Pública Nacional	8.474.477	3.371.380	11.845.857	5.057.334	4.096.036	9.153.370	4.261.697	7.386.424	11.648.121
Letras del Tesoro	1.587.515	0	1.587.515	6.107.700	0	6.107.700	16.165.000	0	16.165.000
Pagarés	154.463	771	155.234	0	0	0	422	84	506
Préstamos	0	164.705	164.705	0	415	415	0	0	0

Cuadro 6.23-2

Servicio de la Deuda Pública Interna

(Miles de Bolívares)

2008-2013

CONCEPTO	2011			2012 1/			2013 2/		
	CAPITAL	INTERESES	TOTAL	CAPITAL	INTERESES	TOTAL	CAPITAL	INTERESES	TOTAL
A.- DEUDA DIRECTA	**29.574.323**	**15.254.423**	**44.828.746**	**19.432.164**	**11.237.841**	**30.670.005**	**8.697.410**	**42.130.897**	**50.828.307**
Bonos y Otros Titulos Valores	29.574.323	15.254.423	44.828.746	19.432.164	11.237.841	30.670.005	8.697.410	42.130.897	50.828.307
Bonos Deuda Pública Nacional	6.252.483	15.130.054	21.382.537	7.923.784	11.176.056	19.099.840	8.697.410	41.620.834	50.318.244
Letras del Tesoro	22.728.440	0	22.728.440	11.508.380	0	11.508.380	0	510.063	510.063
Pagarés	593.400	124.369	717.769	0	61.785	61.785	0	0	0
Préstamos	0	0	0	0	0	0	0	0	0

FUENTE: Ministerio del Poder Popular de Planificación y Finanzas. Oficina Nacional de Crédito Público

1/ Cifras preliminares al 30/06/12

2/ Proyecto de Ley de Presupuesto

Cuadro 6.24-1

Servicio de la Deuda Pública Externa

(Millones de Dólares)

2008-2013

CONCEPTO	2008			2009			2010		
	CAPITAL	INTERESES	TOTAL	CAPITAL	INTERESES	TOTAL	CAPITAL	INTERESES	TOTAL
A.- DEUDA EXTERNA DIRECTA	**2.301**	**2.488**	**4.789**	**786**	**2.447**	**3.233**	**2.362**	**2.786**	**5.148**
Tenedores de Bonos y Obligaciones	1.461	2.192	3.653	0	2.201	2.201	1.597	2.579	4.176
Bancos Comerciales y Otras Instituciones Financieras	397	94	491	336	53	389	275	24	299
Bilateral	78	31	109	109	40	149	106	41	147
Multilateral	350	170	520	338	153	491	379	142	521
Proveedores	15	1	16	3	0	3	5	0	5
B.- DEUDA EXTERNA INDIRECTA	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
TOTAL SERVICIO (A + B)	**2.301**	**2.488**	**4.789**	**786**	**2.447**	**3.233**	**2.362**	**2.786**	**5.148**

Cuadro 6.24-2

Servicio de la Deuda Pública Externa

(Millones de Dólares)

2008-2013

CONCEPTO	2011			2012 1/			2013 2/		
	CAPITAL	INTERESES	TOTAL	CAPITAL	INTERESES	TOTAL	CAPITAL	INTERESES	TOTAL
A.- DEUDA EXTERNA DIRECTA	**2.534**	**3.110**	**5.644**	**325**	**1.968**	**2.293**	**0**	**6.377**	**6.377**
Tenedores de Bonos y Obligaciones	1.548	2.887	4.435	0	1.829	1.829	0	5.973	5.973
Bancos Comerciales y Otras Instituciones Financieras	248	18	266	102	42	144	0	115	115
Bilateral	100	56	156	84	27	111	0	84	84
Multilateral	635	149	784	138	70	208	0	205	205
Proveedores	3	0	3	1	0	1	0	0	0
B.- DEUDA EXTERNA INDIRECTA	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
TOTAL SERVICIO (A + B)	**2.534**	**3.110**	**5.644**	**325**	**1.968**	**2.293**	**0**	**6.377**	**6.377**

FUENTE: Ministerio del Poder Popular de Planificación y Finanzas. Oficina Nacional de Crédito Público

1/ Cifras preliminares al 30/06/12

2/ Proyecto de Ley de Presupuesto

Cuadro 6.25
Saldo de la Deuda Pública Interna
(Miles de Bolívares)
2008 - 2012

CONCEPTO	2008	2009	2010	2011	Al 30/06/12 1/
TOTAL DEUDA PUBLICA (A+ B)	**30.528.077**	**53.181.998**	**90.309.819**	**154.110.019**	**216.027.515**
A.- REPUBLICA	**30.527.605**	**53.181.526**	**90.309.347**	**154.109.547**	**200.298.239**
Bonos Deuda Pública Nacional	29.978.907	49.983.243	83.652.282	144.526.525	189.684.197
Letras del Tesoro (Corto Plazo)	546.000	3.196.000	4.563.140	6.713.380	7.744.400
Pagares	419	419	2.091.670	2.865.912	2.865.912
Préstamo	2.279	1.864	2.255	3.730	3.730
B.- ENTES 2/	**472**	**472**	**472**	**472**	**15.729.276**

FUENTE: Ministerio del Poder Popular de Planificación y Finanzas. Oficina Nacional de Crédito Público

1/ Cifras Preliminares al 30/06/12

2/ Títulos emitidos por el Fondo Simón Bolívar para la Reconstrucción S.A.

Cuadro 6.26

Saldo de la Deuda Pública Externa

(Millones de Dólares)

2008-2012

CONCEPTO	2008	2009	2010	2011	Al 30/06/12 1/
TOTAL DEUDA PUBLICA (I + II)	**29.862**	**35.144**	**37.033**	**43.450**	**43.350**
I.- REPÚBLICA	**29.862**	**35.144**	**37.033**	**43.450**	**43.350**
Tenedores de bonos y obligaciones	24.867	29.872	31.236	36.927	36.927
Bancos comerciales u otras inst. financieras	1.369	1.087	794	551	441
Bilaterales	716	913	879	1.198	1.138
Multilaterales	2.905	3.270	4.126	4.779	4.851
Proveedores (*)	5	2	-2	-5	-6
II.- ENTES	**0**	**0**	**0**	**0**	**0**

FUENTE: Ministerio del Poder Popular de Planificación y Finanzas. Oficina Nacional de Crédito Público
1/ Cifras Preliminares al 30/06/12
(*) Nota: Los proveedores no han cumplido con sus obligaciones contractuales

CAPÍTULO 7

ÁMBITO REGIONAL

Listado de Cuadros de la serie estadística (2008 – 2012) y (2008-2013)

Cuadro 7.1

Ingresos Acordados de las Entidades Federales y el Distrito del Alto Apure

(Miles de Bolívares)

2008 - 2013

DENOMINACIÓN	2008	2009	2010	2011		2012 (1)		2013
SITUADO CONSTITUCIONAL (2)	**24.947.064**	**24.861.612**	**26.890.571**	**37.053.955**		**39.915.684**		**48.147.144**
LEY DE ASIGNACIONES ECONÓMICAS ESPECIALES (3)	**2.471.177**	**2.196.540**	**2.675.097**	-		-		-
FONDO INTERGUBERNAMENTAL PARA LA DESCENTRALIZACIÓN (FIDES) (4)	**1.703.784**	**2.835.523**	**3.268.640**	**202.427**		-		-
CONSEJO FEDERAL DE GOBIERNO	-	-	-	**5.369.852**		**7.278.755**		**7.017.806**
INGRESOS PROPIOS	**987.222**	**1.157.479**	**1.306.385**	**2.076.977**		**1.829.905**		-
APORTES ESPECIALES	**5.788.791**	**5.207.331**	**6.062.258**	**9.470.115**		**8.437.273**		**7.358.200**
- Subsidio de Capitalidad	-	-	50.000	150.052		50.000		50.000
- Subsidio Régimen Especial	80.000	80.000	80.000	60.000		80.000		88.000
- Del Ejecutivo Nacional	5.528.535	4.947.451	5.932.258	9.260.063		8.307.273		7.220.200
a) Transferencia de Competencia del Sector Salud	4.270.257	3.860.901	4.782.912	6.367.446		6.608.922		6.739.278
b) Transferencias para obras infraestructura y vialidad	315.011	132.638	185.447	836.533	(6)	329.562	(9)	-
c) Transferencias para cumplimiento de la Ley de Subsistema de Vivienda y Política Habitacional	549.145	-	-	-		-		-
d) Transferencias del Ministerio del Poder Popular para Relaciones Interiores y Justicia	272.329	832.360	504.211	1.658.125	(7)	992.497	(10)	100.000
e) Otros Aportes	121.793	121.552	459.688	397.959	(8)	376.292	(11)	380.922
- De los Municipios que conforman el Distrito Metropolitano de Caracas (5)	180.256	179.880	-	-		-		-
TOTAL INGRESOS	**35.898.038**	**36.258.485**	**40.202.951**	**54.173.326**		**57.461.617**		**62.523.150**

Fuente:

Onapre. Leyes de Presupuesto y modificaciones para los Ejercicios Fiscales 2008-2012. Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2013.

Leyes y Ordenanzas de Presupuesto de Ingresos y Gastos de las Entidades Federales y el Distrito del Alto Apure, respectivamente.

Notas:

(1) Incluye modificaciones al 03 de septiembre de 2012.

(2) Excluye el monto del situado constitucional municipal, el cual es transferido por el Ejecutivo Nacional a los municipios, en virtud de la modificación efectuada a la Ley de Reforma Parcial de la Ley Orgánica de Descentralización, Delimitación y Transferencias de Competencias del Poder Público.

(3) No contempla la cuota que de éstos ingresos le corresponde a los municipios y consejos comunales, a partir de la entrada en vigencia de la reforma efectuada a la Ley de Asignaciones Económicas Especiales (LAEE) durante el año 2006.

(4) Excluye el aporte municipal. De igual forma, no se prevé el monto asignado a los consejos comunales generado a partir de la aplicación de la reforma efectuada a la Ley del Fides durante el año 2006.

(5) Aporte que las Alcaldías de los municipios Libertador, Chacao, Baruta, Sucre y El Hatillo, transfieren al Distrito Metropolitano de Caracas, de acuerdo a las Ordenanzas de Presupuesto de ese Distrito; en cumplimiento a lo establecido en su Ley de Creación.

(6) Incluye aportes a las Gobernaciones del Estado Apure para vialidad, infraestructura educativa e infraestructura eléctrica; Estado Barinas para vialidad, infraestructura de salud y espacios culturales; Estado Falcón restauración del casco histórico y para el Estado Portuguesa restauración de la vialidad e infraestructura eléctrica.

(7) Recursos otorgados a varias Entidades Federales para cubrir compromisos laborales; así mismo, se incluye el aporte por transferencias de competencias para el manejo del sistema carcelario en el Estado Mérida.

(8) Recursos otorgados al Distrito Capital para los pensionados y jubilados de la extinta Alcaldía Metropolitana de Caracas.

(9) Contempla aportes otorgados al Estado Bolívar para la construcción de una planta de tratamiento de agua potable; Estado Barinas para la construcción de complejos agroproductivos y habitacionales; y al Distrito Capital y Estado Portuguesa para la rehabilitación vial.

(10) Aporte a la Gobernación del Estado Apure para la realización de jornadas de neurocirugía; al Estado Trujillo con la finalidad de equipar la policía estadal y al Territorio Insular Francisco de Miranda para cubrir gastos de funcionamiento.

(11) Aportes al Distrito Capital para cancelar pensionados y jubilados de la extinta Alcaldía Metropolitana de Caracas; y rectificación al Estado Aragua destinado a financiar la culminación del Estadio Iberoamericano de Atletismo.

Cuadro 7.2

Distribución del Situado Constitucional

(Miles de Bolívares)

2008 - 2013

ENTIDADES FEDERALES	2008	2009	2010	2011	2012 (1)	2013
DISTRITO METROPOLITANO DE CARACAS	1.612.489	436.616	-	-	-	-
DISTRITO CAPITAL	-	1.165.381	1.706.953	2.327.528	2.487.332	2.971.976
AMAZONAS	401.413	404.415	435.071	600.377	650.281	785.788
ANZOÁTEGUI	1.245.666	1.251.996	1.358.197	1.877.357	2.001.635	2.414.653
APURE	612.731	618.393	666.161	920.445	999.392	1.209.982
ARAGUA	1.361.989	1.366.452	1.471.500	2.023.928	2.173.826	2.617.764
BARINAS	789.594	795.866	862.563	1.192.629	1.286.829	1.556.806
BOLÍVAR	1.283.890	1.292.644	1.401.005	1.936.870	2.074.192	2.504.579
CARABOBO	1.718.703	1.726.356	1.856.139	2.551.955	2.754.830	3.320.898
COJEDES	501.177	504.436	543.371	749.540	809.429	977.608
DELTA AMACURO	409.749	412.823	442.464	610.708	659.196	796.285
FALCÓN	881.801	887.215	956.246	1.320.266	1.422.345	1.717.410
GUÁRICO	783.326	788.744	847.041	1.168.887	1.266.853	1.530.557
LARA	1.446.049	1.453.019	1.569.161	2.162.981	2.320.847	2.798.612
MÉRIDA	845.837	851.620	915.103	1.262.631	1.367.450	1.651.886
MIRANDA	2.117.219	2.125.663	2.294.319	3.158.381	3.384.156	4.074.870
MONAGAS	853.974	860.800	931.308	1.287.704	1.386.835	1.677.405
NUEVA ESPARTA	586.696	589.239	638.355	881.419	939.203	1.131.397
PORTUGUESA	864.873	871.222	935.681	1.289.901	1.401.573	1.694.522
SUCRE	995.876	788.557	960.242	1.322.512	1.430.978	1.727.526
TÁCHIRA	1.056.852	1.063.774	1.144.626	1.580.541	1.707.106	2.061.915
TRUJILLO	761.744	766.893	824.537	1.137.279	1.232.186	1.489.202
VARGAS	519.290	519.949	559.241	767.866	825.445	990.735
YARACUY	690.167	695.272	747.531	1.031.123	1.118.422	1.352.037
ZULIA	2.605.959	2.624.267	2.823.756	3.891.127	4.215.343	5.092.731
TOTAL	**24.947.064**	**24.861.612**	**26.890.571**	**37.053.955**	**39.915.684**	**48.147.144**

Fuente: Onapre. Leyes de Presupuesto y Modificaciones para los Ejercicios Fiscales 2008-2012. Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2013.

Nota:

(1) Incluye modificaciones al 03 de septiembre de 2012.

Cuadro 7.3

Recursos Transferidos a las Entidades Federales para Atender los Servicios de Salud

(Miles de Bolívares)

2008 - 2013

ENTIDADES FEDERALES	2008	2009 (1)	2010	2011	2012 (2)	2013
DISTRITO METROPOLITANO DE CARACAS	434.479	-	-	-	-	-
ANZOÁTEGUI	268.402	271.907	331.603	468.981	463.258	480.244
APURE	173.526	266.276	257.013	415.088	367.932	373.337
ARAGUA	307.297	317.718	440.192	548.665	642.195	639.009
BARINAS	-	-	5.699	-	1.898	-
BOLÍVAR	249.021	266.380	347.414	441.916	490.637	494.492
CARABOBO	319.673	351.532	372.018	560.699	549.390	560.146
FALCÓN	141.144	152.469	196.695	313.368	260.222	278.219
LARA	287.864	288.033	375.814	502.199	497.584	518.166
MÉRIDA	218.943	219.133	296.734	354.744	367.669	371.671
MIRANDA	263.710	-	-	-	-	-
MONAGAS	169.527	163.160	228.321	291.518	320.340	324.090
NUEVA ESPARTA	105.506	137.330	139.940	197.587	186.596	192.934
SUCRE	241.989	243.801	314.400	359.508	417.906	411.165
TÁCHIRA	239.853	260.106	291.112	409.372	443.143	452.371
TRUJILLO	251.425	278.900	342.788	447.044	438.442	440.420
YARACUY	148.686	152.008	198.945	274.407	273.471	278.909
ZULIA	449.212	492.148	644.224	782.350	888.239	924.105
TOTAL	**4.270.257**	**3.860.901**	**4.782.912**	**6.367.446**	**6.608.922**	**6.739.278**

Fuente: Onapre. Leyes de Presupuesto y modificaciones para los Ejercicios Fiscales 2008-2012. Proyecto de Ley de Presupuesto 2013.

Notas:

(1) Se excluyen los recursos transferidos para los servicios de salud, del Distrito Metropolitano de Caracas y Gobernación del Estado Miranda, producto de la transferencia de los hospitales al Ministerio del Poder Popular para Salud.

(2) Incluye modificaciones al 03 de septiembre de 2012.

Cuadro 7.4
Clasificación Sectorial del Gasto Acordado de las Entidades Federales y el Distrito del Alto Apure
(Miles de Bolívares)
2008-2012

CÓDIGO	DENOMINACIÓN	2008	2009	2010	2011	2012 (1)
01	DIRECCIÓN SUPERIOR DEL ESTADO	6.463.027	6.212.116	6.288.952	9.752.404	10.808.539
02	SEGURIDAD Y DEFENSA	3.410.998	3.686.523	4.302.867	6.107.045	5.948.977
03	AGRÍCOLA	256.430	269.363	241.135	421.229	362.116
04	ENERGÍA, MINAS Y PETRÓLEO	25.423	14.676	18.278	27.314	31.678
05	INDUSTRIA Y COMERCIO	370.699	284.567	220.413	311.734	355.009
06	TURISMO Y RECREACIÓN	173.530	170.261	157.380	398.922	188.630
07	TRANSPORTE Y COMUNICACIONES	916.041	900.642	855.332	1.011.846	943.167
08	EDUCACIÓN	5.560.543	5.783.970	6.581.899	8.289.085	9.854.359
09	CULTURA Y COMUNICACIÓN SOCIAL	405.692	383.181	411.770	499.757	529.976
10	CIENCIA Y TECNOLOGÍA	46.775	48.712	59.489	38.326	20.244
11	VIVIENDA, DESARROLLO URBANO Y SERVICIOS CONEXOS	2.318.582	3.198.173	3.531.351	5.414.615	5.257.884
12	SALUD	4.623.085	3.560.039	4.041.442	6.050.749	6.685.300
13	DESARROLLO SOCIAL Y PARTICIPACIÓN	1.896.895	1.987.150	2.076.877	2.487.012	2.466.685
14	SEGURIDAD SOCIAL	3.976.888	4.835.984	6.022.218	8.476.937	8.779.420
15	GASTOS NO CLASIFICADOS SECTORIALMENTE	5.453.430	4.923.128	5.393.548	4.886.351	5.229.633
	TOTAL GASTOS	**35.898.038**	**36.258.485**	**40.202.951**	**54.173.326**	**57.461.617**

Fuente:

Onapre. Leyes de Presupuesto y modificaciones para los Ejercicios Fiscales 2008-2012.

Leyes y Ordenanzas de Presupuesto de Ingresos y Gastos de las Entidades Federales y el Distrito del Alto Apure, respectivamente.

Notas:

(1) Incluye modificaciones al 03 de septiembre de 2012.

Cuadro 7.5

Clasificación por Partidas del Gasto Acordado de las Entidades Federales y del Distrito del Alto Apure

(Miles de Bolívares)

2008 - 2012

CÓDIGO	DENOMINACIÓN	2008	2009	2010	2011	2012 (1)
4.01	GASTOS DE PERSONAL	13.359.820	13.352.534	14.762.547	20.130.679	20.282.476
4.02	MATERIALES, SUMINISTROS Y MERCANCÍAS	839.160	560.555	664.890	863.114	1.058.746
4.03	SERVICIOS NO PERSONALES	2.163.395	2.081.230	2.008.572	2.793.936	4.120.046
4.04	ACTIVOS REALES	4.779.834	3.515.211	3.934.220	4.219.566	4.407.154
4.05	ACTIVOS FINANCIEROS	8.759	8.847	8.395	4.263	3.353
4.07	TRANSFERENCIAS Y DONACIONES	13.411.300	15.975.062	18.161.559	25.112.087	26.435.477
4.08	OTROS GASTOS	17.961	16.670	19.919	53.216	18.183
4.11	DISMINUCIÓN DE PASIVOS	815.709	381.966	352.978	558.456	633.816
4.98	RECTIFICACIONES AL PRESUPUESTO	502.100	366.410	289.871	438.009	502.366
	TOTAL	**35.898.038**	**36.258.485**	**40.202.951**	**54.173.326**	**57.461.617**

Fuente:

Onapre. Leyes de Presupuesto y modificaciones para los Ejercicios Fiscales 2008-2012.

Leyes y Ordenanzas de Presupuesto de Ingresos y Gastos de las Entidades Federales y el Distrito del Alto Apure, respectivamente.

Nota:

(1) Incluye modificaciones al 03 de septiembre de 2012.

Cuadro 7.6

Relación de Ingresos de los Municipios y el Área Metropolitana de Caracas

(Miles de Bolívares)

2008 - 2013

CONCEPTOS	2008	2009	2010	2011	2012 (1)	2013
INGRESOS ORDINARIOS	**19.481.635**	**20.190.486**	**23.557.225**	**27.871.220**	**31.747.794**	**17.332.085**
- SITUADO MUNICIPAL	6.210.316	6.238.862	6.664.206	9.191.671	9.902.201	11.934.844
- ASIGNACIONES ECONÓMICAS ESPECIALES	1.647.451	1.464.360	1.783.398	-	-	-
- FONDO INTERGUBERNAMENTAL PARA LA DESCENTRALIZACIÓN	1.188.991	1.867.705	2.151.160	-	-	-
- CONSEJO FEDERAL DE GOBIERNO (2)	-	-	-	3.953.121	5.358.700	5.284.305
- CUOTA DE PARTICIPACIÓN DEL ÁREA METROPOLITANA DE CARACAS (3)	-	3.991	58.437	71.818	76.720	101.942
- APORTE DEL MINISTERIO DEL PODER POPULAR PARA LA SALUD	8.574	10.994	11.034	10.994	11.034	10.994
- INGRESOS PROPIOS	10.426.303	10.604.574	12.888.990	14.643.616	16.399.139	-
Impuestos Indirectos	9.169.088	8.865.463	10.644.483	12.550.719	14.055.338	-
Ingresos No Tributarios	408.459	552.624	704.795	746.003	835.437	-
Ventas de Bienes y Servicios	14.101	71.600	19.813	13.681	15.321	-
Ingresos de la Propiedad	135.148	129.206	142.996	118.297	132.479	-
Ingresos Diversos	699.507	985.681	1.376.903	1.214.916	1.360.564	-
INGRESOS EXTRAORDINARIOS	**935.210**	**635.971**	**1.027.821**	**1.163.722**	**701.829**	-
- VENTAS DE BIENES E INMUEBLES	84.126	47.431	82.505	65.716	60.523	-
- OTROS INGRESOS	851.084	588.540	945.316	1.098.006 (4)	641.306 (5)	-
TOTAL INGRESOS	**20.416.845**	**20.826.457**	**24.585.046**	**29.034.942**	**32.449.623**	**17.332.085**

Fuente:

Onapre. Leyes de Presupuesto y modificaciones para los Ejercicios Fiscales 2008-2012. Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2013.
Ordenanzas de Presupuesto de Ingresos y Gastos de los municipios.

Notas:

(1) Incluye modificaciones al 03 de septiembre de 2012.
(2) No incluye los apartados especiales previstos en el numeral 4 del Artículo 36, del Reglamento de la Ley Orgánica del Consejo Federal de Gobierno.
(3) La cuota de participación del Área Metropolitana de Caracas, equivale al 10% del situado que le corresponde a cada uno de los municipios que integran dicha Área.
(4) Incluye recursos para el Municipio Bolivariano Libertador del Distrito Capital, para la construcción de viviendas, enmarcados en el Plan de Emergencia de Viviendas Caracas 2010-2011 y el financiamiento para el pago de prestaciones sociales, aguinaldos y demás insuficiencias en materia laboral de algunas entidades muncipales, entre otros.
(5) Incluye recursos destinados al Municipio Bolivariano Libertador del Distrito Capital para ejecutar obras destinadas a la rehabilitación, acondicionamiento, paisajismo y mobiliario urbano de los alrededores del Panteón Nacional, en el marco de la Inauguración del Mausoleo del Libertador Simón Bolívar; y para la rehabilitación vial de las parroquias del Distrito Capital, entre otros.

Cuadro 7.7

Clasificación Sectorial del Gasto Acordado de los Municipios y el Área Metropolitana de Caracas

(Miles de Bolívares)

2008 - 2012

CÓDIGO	DENOMINACIÓN	2008	2009	2010	2011	2012 (1)
01	DIRECCIÓN SUPERIOR DEL MUNICIPIO	4.245.565	4.330.741	5.034.814	5.940.416	6.555.919
02	SEGURIDAD Y DEFENSA	530.112	540.748	628.660	735.376	796.960
03	AGRÍCOLA	56.273	57.402	66.734	86.634	95.587
04	ENERGÍA, MINAS Y PETRÓLEO	63.918	65.200	75.800	112.477	147.109
05	INDUSTRIA Y COMERCIO	31.506	32.138	37.363	42.067	46.243
06	TURISMO Y RECREACIÓN	120.157	122.568	142.494	171.793	197.361
07	TRANSPORTE Y COMUNICACIONES	589.093	600.911	698.605	841.339	965.620
08	EDUCACIÓN	356.032	363.175	422.219	517.097	713.697
09	CULTURA Y COMUNICACIÓN SOCIAL	168.943	172.332	200.349	222.592	239.937
10	CIENCIA Y TECNOLOGÍA	69.496	70.890	82.415	104.866	188.048
11	VIVIENDA, DESARROLLO URBANO Y SERVICIOS CONEXOS	7.140.533	7.283.789	8.591.390	10.088.341	11.104.022
12	SALUD	294.884	300.800	349.702	396.663	428.868
13	DESARROLLO SOCIAL Y PARTICIPACIÓN	1.041.718	1.062.618	1.235.374	1.483.120	1.666.584
14	SEGURIDAD SOCIAL	2.354.732	2.401.973	2.792.476	3.276.047	3.713.023
15	GASTOS NO CLASIFICADOS SECTORIALMENTE	3.353.883	3.421.172	4.226.651	5.016.114	5.590.645
	TOTAL	**20.416.845**	**20.826.457**	**24.585.046**	**29.034.942**	**32.449.623**

Fuente:

Onapre. Leyes de Presupuesto y modificaciones para los Ejercicios Fiscales 2008-2012.

Ordenanzas de Presupuesto de Ingresos y Gastos de los municipios.

Notas:

(1) Incluye modificaciones al 03 de septiembre de 2012.

Cuadro 7.8

Clasificación por Partidas del Gasto Acordado de los Municipios y el Área Metropolitana de Caracas

(Miles de Bolívares)

2008 - 2012

CÓDIGO	DENOMINACIÓN	2008	2009	2010	2011	2012 (1)
4.01	GASTOS DE PERSONAL	5.311.549	5.817.544	7.285.793	8.681.786	9.763.200
4.02	MATERIALES, SUMINISTROS Y MERCANCÍAS	517.587	487.407	552.349	595.032	604.948
4.03	SERVICIOS NO PERSONALES	1.584.339	1.498.004	1.697.599	1.866.037	1.935.780
4.04	ACTIVOS REALES	6.489.849	6.354.607	7.201.300	8.135.762	8.674.340
4.05	ACTIVOS FINANCIEROS	5.794	5.910	6.698	4.367	2.688
4.07	TRANSFERENCIAS Y DONACIONES	5.954.560	6.147.754	7.257.173	9.132.016	10.844.680
4.08	OTROS GASTOS	13.114	17.036	19.307	22.946	25.737
4.11	DISMINUCIÓN DE PASIVOS	307.464	261.455	296.291	292.894	273.245
4.98	RECTIFICACIONES AL PRESUPUESTO	232.589	236.740	268.536	304.102	325.005
	TOTAL	**20.416.845**	**20.826.457**	**24.585.046**	**29.034.942**	**32.449.623**

Fuente

Onapre. Leyes de Presupuesto y modificaciones para los Ejercicios Fiscales 2008-2012.
Ordenanzas de Presupuesto de Ingresos y Gastos de los municipios.

Notas:

(1) Incluye modificaciones al 03 de septiembre de 2012.

CAPÍTULO 9

EFECTOS ECONÓMICOS DEL PRESUPUESTO

Listado de cuadros de la serie estadística (2008 – 2013)

Cuadro 9.1
Efecto Neto de la Demanda Agregada Interna de Origen Fiscal
(Miles de Bolívares)
2008 - 2013

A.- AUMENTO DE LA DEMANDA AGREGADA INTERNA POR EFECTO DE LOS GASTOS FISCALES

CONCEPTO	2008 /1	2009 /1	2010 /1	2011 /1	2012 /2	2013 /3
1. Remuneraciones	27.976.403	33.620.748	42.206.622	57.232.545	63.919.998	51.772.144
2. Compra de Bienes y Servicios y Otros Gastos Corrientes	8.149.570	7.255.536	7.265.533	11.748.047	25.824.717	35.572.251
3. Intereses de la Deuda Interna	3.015.214	3.923.383	6.044.942	12.405.968	21.652.260	33.714.459
4. Transferencias Corrientes	81.123.632	79.987.752	105.514.929	157.410.097	163.578.410	119.588.387
4.1 Al Sector Privado	7.702.698	9.067.725	11.769.040	17.539.747	21.499.889	14.236.290
4.2 Situado Constitucional	13.257.085	13.279.236	14.350.742	19.774.655	20.952.869	25.694.778
4.3 Entes Descentralizados	60.163.850	57.640.791	79.395.146	120.095.695	121.125.653	79.657.319
5. Formación Bruta de Capital Fijo y Financiero	3.706.684	3.883.654	2.816.106	3.296.395	4.438.957	3.283.238
6. Transferencias de Capital	40.108.532	39.282.744	45.530.159	84.299.452	67.183.302	84.330.000
6.1 Al Sector Privado	126.607	77.701	81.467	110.489	60	15.181
6.2 Situado Constitucional	15.525.790	15.551.732	16.806.607	23.158.722	24.538.565	30.091.965
6.3 Entes Descentralizados	24.456.135	23.653.311	28.642.085	61.030.241	42.644.677	54.222.854
7. DAI FISCAL AMPLIADA TOTAL (Sumatoria 1 AL 6)	164.080.037	167.953.817	209.378.291	326.392.503	346.597.644	328.260.479
8. DAI AMPLIADA/PIB de la Economía	24,2%	23,7%	20,6%	24,0%	20,5%	17,8%

Nota: Cada uno de los conceptos están ajustados con sus respectivas propensiones marginales.

B.- DISMINUCIÓN DE LA DEMANDA AGREGADA INTERNA POR EFECTO DE LOS INGRESOS FISCALES

CONCEPTO	2008 /1	2009 /1	2010 /1	2011 /1	2012 /2	2013 /3
1.-Impuestos Directo a Personas	2.378.279	2.893.566	3.142.349	6.761.692	8.603.366	9.886.601
2.-Impuestos Directos a Empresas	18.073.212	21.004.776	21.816.431	26.315.470	33.042.153	38.328.225
3.-Impuestos Indirectos	44.988.531	54.655.209	74.366.456	111.514.032	136.229.838	159.348.766
4.-Ingresos No Tributarios	2.137.504	3.207.210	3.082.064	3.761.592	10.039.828	8.338.746
5.-Otros Ingresos de carácter extraordinario	5.037.478	0	0	0	0	0
6.-DISMINUCION TOTAL en DAI	72.615.006	81.760.760	102.407.300	148.352.786	187.915.185	215.902.337
7.- DISMINUCION TOTAL en DAI/PIB de la Economía	10,7%	11,6%	10,1%	10,9%	11,1%	11,7%

Nota: Cada uno de los conceptos están ajustados con sus respectivas propensiones marginales.

C.- EFECTO NETO DEL PRESUPUESTO FISCAL SOBRE LA DEMANDA AGREGADA INTERNA

CONCEPTO	2008 /1	2009 /1	2010 /1	2011 /1	2012 /2	2013 /3
EFECTO NETO SOBRE DAI (7-6)	91.465.031	86.193.057	106.970.991	178.039.717	158.682.459	112.358.142
PORCENTAJE DEL PIB	13,5%	12,2%	10,5%	13,1%	9,4%	6,1%

Fuente: Oficina Nacional de Presupuesto (Onapre)

Notas:

/1 Cifras provisionales en relación a los recursos de origen fiscal.

/2 Ley de Presupuesto, modificaciones al 31/08/2012 y resto del año estimado

/3 Proyecto de Ley de Presupuesto.

Cuadro 9.2
Préstamo Neto del Fisco
(Miles de Bolívares)
2008 - 2013

Conceptos	2008	2009	2010	2011 1/	2012 2/	2013 3/
1. Endeudamiento del Fisco	8.747.081	33.695.036	33.395.134	78.189.993	94.527.049	95.356.805
2. Amortización de la Deuda Fiscal	7.028.565	5.087.933	1.450.126	1.312.267	10.351.960	8.697.410
3. Endeudamiento Neto (1 - 2)	1.718.516	28.607.104	31.945.008	76.877.727	84.175.089	86.659.395
4. Aporte Fiscal para Préstamos	7.535.812	6.329.051	2.908.309	10.098.274	1.411.799	1.717.685
5. Préstamo Neto del Fisco (3 - 4)	-5.817.295	22.278.053	29.036.698	66.779.453	82.763.290	84.941.710

Fuente: Oficina Nacional de Presupuesto (Onapre)

Notas:

1/ Cifras preliminares

2/ Ley de Presupuesto y modificaciones al 31/08/2011, estimado resto del año

3/ Proyecto de Ley de Presupuesto

Cuadro 9.3
Expansión Primaria de la Base Monetaria de Origen Presupuestario
(Miles de Bolívares)
2008 - 2013

CONCEPTOS	2008 /1	2009 /1	2010 /1	2011 /1	2012 /2	2013 /3
1.- Gasto fiscal acordado	192.543.448	195.722.104	238.934.920	373.507.907	409.434.633	396.406.748
2.- Variación de gastos fiscales a pagar	-10.247.143	-2.647.484	-5.315.836	-17.764.380	-5.971.409	-13.285.205
3.- Gasto fiscal pagado (1+2)	**182.296.305**	**193.074.620**	**233.619.084**	**355.743.526**	**403.463.225**	**383.121.543**
4.- Desembolsos netos de los entes descentralizados para el desarrollo económico y social de Venezuela	6.230.831	38.739.147	40.146.637	37.273.832	43.741.800	48.318.848
5.- Gasto fiscal efectivo pagado (3+4)	**188.527.137**	**231.813.766**	**273.765.721**	**393.017.358**	**447.205.024**	**431.440.392**
6.- Desembolsos fiscales externos:	6.826.826	8.059.054	8.473.912	15.760.549	21.127.053	28.316.579
6.1 Servicio de la deuda fiscal externa	6.069.353	7.415.975	7.769.777	14.638.002	20.119.201	27.421.824
6.2 Otros pagos fiscales externos	757.473	643.079	704.135	1.122.547	1.007.852	894.754
7.- Desembolsos fiscales dirigidos al público (5-6)	**181.700.310**	**223.754.713**	**265.291.809**	**377.256.809**	**426.077.972**	**403.123.813**
8.- Ingresos internos:	90.876.027	136.899.459	161.874.299	231.323.464	316.712.320	278.088.819
8.1 Ingresos fiscales internos	87.091.926	127.109.024	134.405.719	206.345.769	295.910.463	257.118.846
8.2 Ingresos internos de los entes descentralizados para el desarrollo económico y social de Venezuela	3.784.101	9.790.435	27.468.580	24.977.695	20.801.857	20.969.973
9.- Base monetaria de origen presupuestario (7-8)	**90.824.284**	**86.855.253**	**103.417.510**	**145.933.345**	**109.365.651**	**125.034.994**
10.- Variación porcentual interanual	52,9%	-4,4%	19,1%	41,1%	-25,1%	14,3%
11.- Porcentaje con respecto Producto Interno Bruto (PIB)	13,4%	12,3%	10,2%	10,8%	6,5%	6,8%

Fuente: Oficina Nacional de Presupuesto (Onapre)
Notas:
/1 Cifras provisionales en relación a los recursos de origen fiscal
/2 Ley de Presupuesto, modificaciones al 31/08/12 y estimación al 31/12/12.
/3 Proyecto de Ley de Presupuesto

Cuadro 9.4

RESULTADO FINANCIERO DE LA REPUBLICA - BASE CAJA

(Miles de Bolívares)

2008 - 2013

CONCEPTOS	2008 (*)	% PIB	2009 (*)	% PIB	2010 (*)	% PIB	2011 (*)	% PIB	Año 2012 /1	% PIB	Año 2013 /2	% PIB
TOTAL INGRESOS	**166.098.284**	**24,5%**	**151.525.495**	**21,4%**	**196.481.561**	**19,3%**	**304.800.069**	**22,5%**	**325.497.528**	**19,3%**	**302.314.215**	**16,4%**
Ingresos Corrientes	**166.098.284**	**24,5%**	**151.525.495**	**21,4%**	**196.481.561**	**19,3%**	**304.800.069**	**22,5%**	**325.497.528**	**19,3%**	**302.314.215**	**16,4%**
Ingresos Tributarios	90.706.516	13,4%	94.274.748	13,3%	113.191.362	11,1%	169.602.834	12,5%	205.656.180	12,2%	237.610.333	12,9%
Petroleros	17.834.247	2,6%	12.944.054	1,8%	8.705.068	0,9%	16.509.632	1,2%	16.768.347	1,0%	20.719.296	1,1%
No Petroleros	72.872.270	10,8%	81.330.694	11,5%	104.486.295	10,3%	153.093.201	11,3%	188.887.833	11,2%	216.891.037	11,7%
Ingresos No Tributarios	75.391.767	11,1%	57.250.747	8,1%	83.290.199	8,2%	135.197.236	10,0%	119.841.349	7,1%	64.703.882	3,5%
Petroleros	64.597.959	9,5%	40.286.775	5,7%	71.675.373	7,0%	110.104.990	8,1%	98.308.291	5,8%	62.460.352	3,4%
No Petroleros	10.793.808	1,6%	16.963.972	2,4%	11.614.826	1,1%	25.092.245	1,8%	21.533.057	1,3%	2.243.530	0,1%
Ingresos de Capital	**0**	**0,0%**		**0,0%**		**0,0%**		**0,0%**		**0,0%**		**0,0%**
TOTAL GASTOS Y CONCESIÓN NETA DE PRESTAMOS	**174.132.756**	**25,7%**	**187.134.606**	**26,5%**	**233.160.823**	**22,9%**	**358.876.218**	**26,4%**	**390.678.059**	**23,1%**	**374.041.898**	**20,2%**
Gastos Corrientes	**132.262.766**	**19,5%**	**143.752.684**	**20,3%**	**192.707.246**	**19,0%**	**294.549.706**	**21,7%**	**310.599.054**	**18,4%**	**292.695.241**	**15,8%**
Remuneraciones	28.062.462	4,1%	34.583.213	4,9%	50.491.820	5,0%	71.017.678	5,2%	77.960.492	4,6%	60.331.291	3,3%
Compra de bienes y servicios	6.781.494	1,0%	6.150.426	0,9%	4.950.894	0,5%	13.052.991	1,0%	24.603.552	1,5%	29.622.056	1,6%
Otros gastos corrientes	1.957.507	0,3%	2.429.268	0,3%	0	0,0%	0	0,0%	2.051.509	0,1%	5.351.823	0,3%
Intereses y comisiones	8.770.230	1,3%	9.406.802	1,3%	15.053.224	1,5%	29.040.480	2,1%	42.917.012	2,5%	68.024.002	3,7%
Perdidas cuasifiscales del BCV	0	0,0%	0	0,0%	0	0,0%	0	0,0%		0,0%		0,0%
Transferencias	86.691.073	12,8%	91.182.975	12,9%	122.211.308	12,0%	181.438.557	13,4%	163.066.490	9,6%	129.366.068	7,0%
Gastos de Capital	**38.843.994**	**5,7%**	**38.186.969**	**5,4%**	**29.014.556**	**2,9%**	**42.191.263**	**3,1%**	**79.353.996**	**4,7%**	**80.565.389**	**4,4%**
Adquisición de activos de capital fijo	972.283	0,1%	412.963	0,1%	779.265	0,1%	2.703.156	0,2%	4.098.940	0,2%	2.488.796	0,1%
Transferencias	37.871.711	5,6%	37.774.006	5,3%	28.235.292	2,8%	39.488.107	2,9%	75.255.056	4,5%	78.076.593	4,2%
Gasto Extrapresupuestario	**1.584.780**	**0,2%**	**2.221.687**	**0,3%**	**2.159.015**	**0,2%**	**327.015**	**0,0%**	**327.015**	**0,0%**	**327.015**	**0,0%**
Concesión Neta de Prestamos	**1.441.216**	**0,2%**	**2.973.266**	**0,4%**	**9.280.006**	**0,9%**	**21.808.234**	**1,6%**	**397.994**	**0,0%**	**454.253**	**0,0%**
SUPERÁVIT O DÉFICIT PRIMARIO	**735.757**	**0,1%**	**-26.202.309**	**-3,7%**	**-21.626.038**	**-2,1%**	**-25.035.669**	**-1,8%**	**-22.263.519**	**-1,3%**	**-3.703.681**	**-0,2%**
SUPERÁVIT O DÉFICIT CORRIENTE	**33.835.518**	**5,0%**	**7.772.811**	**1,1%**	**3.774.315**	**0,4%**	**10.250.363**	**0,8%**	**14.898.474**	**0,9%**	**9.618.974**	**0,5%**
SUPERÁVIT O DÉFICIT FINANCIERO	**-8.034.473**	**-1,2%**	**-35.609.111**	**-5,0%**	**-36.679.262**	**-3,6%**	**-54.076.149**	**-4,0%**	**-65.180.531**	**-3,9%**	**-71.727.683**	**-3,9%**
FINANCIAMIENTO	**8.034.473**	**1,2%**	**35.609.111**	**5,0%**	**36.679.262**	**3,6%**	**54.076.149**	**4,0%**	**-65.180.531**	**-3,9%**	**-71.727.683**	**-3,9%**
Interno	-1.776.476	-0,3%	25.812.349	3,6%	22.442.921	2,2%	27.037.389	2,0%	-58.288.690	-3,4%	-16.646.359	-0,9%
Externo	9.810.948	1,4%	9.796.762	1,4%	14.236.341	1,4%	27.038.760	2,0%	-6.891.840	-0,4%	-55.081.324	-3,0%
d/c FIEM / FEM	0	0,0%		0,0%		0,0%		0,0%		0,0%		0,0%

Fuente:

(*) Cifras sujetas a revisión - período 2008 - 2011 - Oficina de Estadísticas de las Finanzas Públicas - Ministerio del Poder Popular de Planificación y Finanzas

1/ Cifras enero - agosto provisional, estimado resto del año - Onapre

2/ Cifras Onapre - Proyecto de Ley de Presupuesto

Nota: Dos últimos años incluye Cerificados de Reintegro Tributario. (CERT)

Partida Informativa	2008 (*)	% PIB	2009 (*)	% PIB	2010 (*)	% PIB	2011 (*)	% PIB	Año 2012 /1	% PIB	Año 2013 /2	% PIB
CERT Causados			1.700.855	0,2%	169.956	0,0%	215.428	0,0%	304.909	0,0%	353.694	0,0%
Petroleros			1.434.170	0,2%	148.201	0,0%	187.854	0,0%	265.880	0,0%	308.421	0,0%
No Petroleros			266.684	0,0%	21.754	0,0%	27.575	0,0%	39.028	0,0%	45.273	0,0%
Rescate de CERT como pago de impuestos				0,0%		0,0%		0,0%		0,0%		0,0%

FOLDER BREAK

Folder: Venezuela Budget 2013\Venezuela Budget 2013\ONAPRE 2013\b) Ley de Presupuesto 2013\Título I - Título II - Título III

FOLDER BREAK

REPÚBLICA BOLIVARIANA
DE VENEZUELA

LEY DE PRESUPUESTO PARA EL EJERCICIO FISCAL 2013

TITULO I

Disposiciones Generales

GACETA OFICIAL
DE LA REPUBLICA BOLIVARIANA DE VENEZUELA

AÑO CXL –MES III | Caracas, martes 11 de diciembre de 2012 | N° 6.089 Extraordinario

SUMARIO

ASAMBLEA NACIONAL

LA ASAMBLEA NACIONAL
DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

Decreta

la siguiente,

LEY DE PRESUPUESTO PARA EL EJERCICIO FISCAL 2013

TÍTULO I

DISPOSICIONES GENERALES

CAPÍTULO I

De los Órganos de la República

Artículo 1. Los créditos presupuestarios aprobados en esta Ley para financiar los gastos corrientes, de capital y las aplicaciones financieras, así como el monto total señalado para cada órgano del Poder Público Nacional, constituyen los límites máximos de las autorizaciones para comprometer y causar gastos, a fin de cumplir con las metas previstas y se regirán por los principios y normas contenidos en el Título II de la Ley Orgánica de la Administración Financiera del Sector Público. Se considerarán gastos de capital, los previstos en la normativa que a tal efecto dicte la Oficina Nacional de Presupuesto.

La desagregación de los créditos del presupuesto de gastos y aplicaciones financieras, indicados en esta Ley, distribuidos por proyectos, acciones centralizadas y acciones específicas, se señalan a fines informativos para los órganos del Poder Ejecutivo Nacional.

Dicha desagregación, constituirá el límite máximo de las autorizaciones para gastar del Poder Legislativo Nacional, del Poder Judicial, del Poder Electoral, del Poder Ciudadano y sus órganos; en todo caso, estos órganos podrán implantar su propio sistema de modificaciones presupuestarias, para lo cual, deberán contar con la opinión técnica favorable de la Oficina Nacional de Contabilidad Pública y de la Oficina Nacional de Presupuesto, a los fines de su compatibilización con el Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario y con el Sistema Integrado de Gestión y Control de las Finanzas Públicas, a cargo del Ministerio competente en materia de planificación y finanzas. Dicho sistema de modificaciones presupuestarias sólo tendrá vigencia para el ejercicio económico financiero en curso a partir de su aprobación, sin la cual toda modificación presupuestaria deberá ser aprobada por la Asamblea Nacional. En todo caso, las modificaciones que afecten los créditos presupuestarios correspondientes a las partidas y subpartidas a que se refiere el numeral 4 del artículo 87 del citado Reglamento N° 1, serán de aprobación exclusiva de la Oficina Nacional de Presupuesto.

Artículo 2. De acuerdo con lo establecido en el artículo 50 de la Ley Orgánica de la Administración Financiera del Sector Público, los órganos de la República remitirán la programación de la ejecución física y financiera de compromisos y desembolsos de sus presupuestos de gastos y aplicaciones financieras a la Oficina Nacional de Presupuesto y a la Oficina Nacional del Tesoro, respectivamente, de conformidad con las instrucciones que al efecto dicten, a excepción de lo correspondiente a sueldos, salarios, pensiones y jubilaciones en el primer trimestre del año, de los cuales informarán a las citadas Oficinas en un plazo que no excederá de quince (15) días continuos, contados a partir del inicio del ejercicio presupuestario.

Artículo 3. A través de la Oficina Nacional de Presupuesto, se formalizarán las solicitudes de traspaso de créditos presupuestarios, cuya aprobación compete a la Asamblea Nacional, formuladas por los respectivos órganos del Poder Público Nacional.

Las modificaciones presupuestarias que signifiquen incremento en el monto total del Presupuesto de Gastos de la República, requerirán autorización de la Asamblea Nacional y se tramitarán a través de la Oficina Nacional de Presupuesto, con indicación del o de los organismos afectados y las respectivas imputaciones presupuestarias. Las demás modificaciones del presupuesto de ingresos o de gastos no requerirán autorización de la Asamblea Nacional.

Cuando las modificaciones presupuestarias impliquen incremento del gasto corriente en detrimento del gasto de capital; deberán ser justificadas por el órgano solicitante ante la Oficina Nacional de Presupuesto, de acuerdo con las instrucciones que ésta dicte, la cual se dirigirá a la Asamblea Nacional con la debida documentación, de conformidad con lo previsto en el primer aparte del artículo 52 de la Ley Orgánica de la Administración Financiera del Sector Público.

Cuando la fuente de financiamiento de un crédito adicional, provenga de una reprogramación de la Ley Especial de Endeudamiento Anual para el Ejercicio Fiscal 2013 u otra autorización especial de endeudamiento aprobada para el mismo año, autorizada por la Asamblea Nacional, no se requerirá otra autorización legislativa para su incorporación en el presupuesto de gastos de la República.

La Asamblea Nacional dispondrá de quince días continuos para decidir sobre las modificaciones presupuestarias sometidas a su consideración, contados a partir de la fecha en que se dé cuenta de la solicitud en reunión ordinaria. Si transcurrido este lapso, dicho órgano legislativo no se hubiere pronunciado, la solicitud en referencia se considerará aprobada.

Una vez autorizada por la Asamblea Nacional la modificación solicitada, el Presidente de la República o el Ejecutivo Nacional, según corresponda, decretará y ordenará su publicación en la Gaceta Oficial de la República Bolivariana de Venezuela.

Artículo 4. El funcionario a quién competa la aprobación de traspasos de gastos corrientes para gastos de capital, ordenará su publicación en la Gaceta Oficial de la República Bolivariana de Venezuela, de acuerdo con las instrucciones que a tal efecto dicte la Oficina Nacional de Presupuesto.

Los ordenadores de compromisos y pagos de la República remitirán a la Asamblea Nacional, durante los primeros cinco días hábiles de cada mes, una relación de las modificaciones presupuestarias aprobadas por aquellos, o sus dependientes, en el mes anterior, señalando como mínimo la identificación del órgano, el proyecto o la acción centralizada, las partidas cedentes y receptoras y sus respectivos montos. En la misma oportunidad y forma, remitirán un ejemplar de la citada relación a la Oficina Nacional de Presupuesto, anexando copia de las modificaciones aprobadas.

El Jefe de la Oficina Nacional de Presupuesto remitirá a la Asamblea Nacional, durante los primeros cinco días hábiles de cada mes, una relación de los traspasos presupuestarios aprobados por él en el mes anterior, señalando los datos exigidos a los ordenadores de compromisos y pagos de la República.

Artículo 5. Los ordenadores de compromisos y pagos de la República deberán participar los resultados de su ejecución presupuestaria y de su gestión, a la Oficina Nacional de Contabilidad Pública, a la Superintendencia Nacional de Auditoría Interna y a la Oficina Nacional de Presupuesto, conforme a las instrucciones que a tal efecto dicten cada uno de estos órganos rectores en el ámbito de sus competencias, pudiendo ser dictadas conjuntamente; asimismo, remitirán a las Comisiones Permanentes de Finanzas y Desarrollo Económico y de Contraloría de la Asamblea Nacional, dentro de los cuarenta y cinco días continuos siguientes al vencimiento de cada trimestre, un informe de los resultados de su ejecución presupuestaria acumulada al término de dicho trimestre, comparándola con el Presupuesto, señalando lo comprometido, causado y pagado, con indicación expresa de lo ejecutado con el financiamiento previsto en la correspondiente Ley Especial de Endeudamiento Anual u otras autorizaciones especiales de endeudamiento.

Artículo 6. Los ordenadores de compromisos y pagos de la República, velarán porque los contratos de servicios básicos, tales como electricidad, gas, agua, telecomunicaciones, correo, aseo urbano y domiciliario y arrendamiento de inmuebles, se encuentren suscritos para el 31 de enero del año en que rijan, para la emisión de las órdenes de pago correspondientes. En dichos contratos se fijarán los montos a ser pagados periódicamente, así como la fecha o fechas de conciliación que se acuerden.

Las órdenes de pago se podrán emitir contra facturas de servicios, en aquellos casos en que los referidos contratos no se hayan firmado para la fecha señalada y los organismos indicados reciban dichos servicios; en todo caso, los contratos deberán suscribirse para el mes de febrero del mismo año.

El Ejecutivo Nacional establecerá los mecanismos para asegurar que los ordenadores de compromisos y pagos y los entes descentralizados funcionalmente de la República cumplan con ordenar los pagos periódicos correspondientes, así como los que se desprendan de las conciliaciones que realicen.

El incumplimiento de esta norma dará lugar a la aplicación de las sanciones que al efecto prevea la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal.

Artículo 7. Los ordenadores de compromisos y pagos realizarán los aportes patronales como contribución al sostenimiento de los subsistemas de seguridad social, de conformidad con la Ley que rija la materia, mediante orden de pago cuyo monto mensual será aquél que resulte de aplicar el porcentaje correspondiente a los cargos ocupados para el período a pagar; dicha orden contendrá los elementos que al efecto exijan los órganos rectores de los Sistemas de Administración Financiera del Sector Público.

Sin menoscabo de lo dispuesto en el encabezamiento de este artículo, los ordenadores de compromisos y pagos podrán utilizar como monto mensual a pagar, el señalado en la orden de pago de la nómina al 31 de enero del año 2013, en cuyo caso harán las conciliaciones pertinentes con los organismos que correspondan, antes del 30 de noviembre del mismo ejercicio.

Las tesorerías de los entes recaudadores de las contribuciones de los subsistemas de seguridad social a que se refiere este artículo, recibirán los pagos que realicen los ordenadores de compromisos y pagos con cargo a órdenes directas contra el Tesoro Nacional y con cargo a los fondos previstos en el Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario, en forma separada, incluidas las retenciones que les realicen a los trabajadores.

La Contraloría General de la República, previo el procedimiento de Ley, aplicará las sanciones pertinentes a quienes incumplieren con los pagos a que se refiere este artículo.

Artículo 8. La adquisición de divisas destinadas a la compra de bienes y pago de servicios u otros en el exterior, con créditos presupuestarios asignados a los órganos del Poder Público Nacional, será tramitada conforme al cronograma que elaborarán conjuntamente la Oficina Nacional del Tesoro y el respectivo órgano; de haber dificultades transitorias de Tesorería para cumplir lo dispuesto en este artículo, se podrán emitir Letras del Tesoro, con vencimiento que no exceda al 31 de diciembre del año 2013. La Oficina Nacional del Tesoro depositará las divisas adquiridas preferentemente en una institución financiera del sector público. Antes de que se produzca la ordenación de los pagos correspondientes, los ordenadores de compromisos y pagos revisarán la suficiencia de los créditos presupuestarios, debiendo tramitar las modificaciones necesarias.

Artículo 9. Los ordenadores de compromisos y pagos, responsables de la ejecución presupuestaria con recursos provenientes de operaciones de crédito público, podrán dar inicio a la referida ejecución presupuestaria y cuando corresponda, tramitarán los pagos respectivos siempre que dichos recursos estén disponibles en el Tesoro Nacional. A tal efecto, la Oficina Nacional del Tesoro velará por el cumplimiento efectivo de dichos pagos.

Los órganos del Poder Público Nacional, deberán emitir las órdenes de pago correspondientes a las transferencias de los entes bajo su adscripción o tutela, que igualmente sean responsables de la ejecución de operaciones de crédito público, de tal forma que se cumpla con lo dispuesto en este artículo; estos órganos indicarán la fuente de financiamiento referida en las respectivas órdenes de pago. En los contratos también deberá indicarse dicha fuente, salvo que se trate de recursos provenientes de la fuente gestión fiscal.

CAPÍTULO II

De la Administración Descentralizada Funcionalmente

SECCIÓN PRIMERA

De los Entes Descentralizados Funcionalmente sin Fines Empresariales

Artículo 10. Además de los entes descentralizados funcionalmente sin fines empresariales a que se refiere el numeral 1 del artículo 7 de la Ley Orgánica de la Administración Financiera del Sector Público, se consideran entes descentralizados funcionalmente sin fines empresariales, los Institutos Autónomos, los Institutos Públicos, las personas jurídicas estatales de derecho público, asociaciones civiles y demás instituciones constituidas con fondos públicos o dirigidas por algunas de las personas referidas en el artículo 6 de la Ley Orgánica de la Administración Financiera del Sector Público, cuando el cincuenta por ciento o más de su presupuesto provenga de aportes efectuados por una o varias de las personas referidas en el precitado artículo, o de la recaudación de especies tributarias especialmente afectadas.

Las fundaciones constituidas con fondos públicos, independientemente de su dirección o del monto del aporte anual que reciban de los demás órganos o entes que conforman el sector público, se considerarán entes descentralizados funcionalmente sin fines empresariales y les serán aplicables las normas contenidas en la Ley Orgánica de la Administración Financiera del Sector Público, su Reglamento Nº 1, sobre el Sistema Presupuestario, las disposiciones de esta Ley y las normas dictadas por la Oficina Nacional de Presupuesto. Asimismo, a los solos efectos del proceso presupuestario, los Servicios Autónomos sin Personalidad Jurídica y los Servicios Desconcentrados aplicarán el régimen establecido para los entes descentralizados funcionalmente sin fines empresariales.

Artículo 11. Una vez promulgada esta Ley, las máximas autoridades de los entes descentralizados funcionalmente sin fines empresariales realizarán los ajustes respectivos a sus presupuestos. El proyecto así ajustado se convertirá en el presupuesto definitivo de recursos y egresos de cada uno de los entes, sin perjuicio de las modificaciones que se autoricen de conformidad con el Reglamento Nº 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario. Este presupuesto definitivo, en cuanto a egresos se refiere, equivale a la respectiva distribución general de su presupuesto de gastos.

Hasta tanto no se realice el ajuste a que se refiere este artículo, los ordenadores de compromisos y pagos deberán abstenerse de emitir las órdenes correspondientes a los aportes previstos en esta Ley, debiendo adecuarlos a los objetivos y metas que sirvieron de fundamento para la formulación de sus respectivos presupuestos.

Las modificaciones a los presupuestos de los entes descentralizados funcionalmente sin fines empresariales, se realizarán de acuerdo con las normas contenidas en el Reglamento Nº 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario. En tal sentido, los manuales sobre los sistemas de modificaciones presupuestarias de los referidos entes, se ajustarán a los parámetros establecidos en dicho Reglamento.

Artículo 12. Los entes descentralizados funcionalmente sin fines empresariales informarán trimestralmente a las Comisiones Permanentes de Finanzas y Desarrollo Económico y de Contraloría de la Asamblea Nacional, acerca de los resultados de su ejecución presupuestaria y de su gestión, con indicación expresa de lo ejecutado con financiamiento previsto en la correspondiente Ley Especial de Endeudamiento Anual u otras autorizaciones especiales de endeudamiento, comparándola con el Presupuesto aprobado e indicando lo comprometido, causado y pagado, en un plazo que no excederá de veinticinco días continuos, contados a partir de la conclusión de cada trimestre.

La información a que se refiere este artículo, también será remitida a la Oficina Nacional de Presupuesto y a la Superintendencia Nacional de Auditoría Interna, ajustándose a las instrucciones que a tal efecto, conjunta o separadamente, dicten estos órganos rectores en el ámbito de sus competencias.

Artículo 13. Los proyectos de presupuestos de los entes descentralizados funcionalmente sin fines empresariales, que se crearen o entren en funcionamiento durante la ejecución presupuestaria correspondiente al año de vigencia de esta Ley, deberán someterse a la consideración del Presidente de la República en Consejo de Ministros para su aprobación; a tal efecto, aplicarán las normas que regulan la formulación de los presupuestos de dichos entes, contenidas en el Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario y en las normas dictadas por la Oficina Nacional de Presupuesto.

Los entes descentralizados funcionalmente sin fines empresariales, que no se incluyeron en el Título III de esta Ley, someterán su presupuesto a la aprobación del Ejecutivo Nacional, a tal efecto, deberán aplicar las normas que regulan la formulación de los presupuestos de éstos.

La Oficina Nacional de Presupuesto, en representación del Ejecutivo Nacional, remitirá a la Comisión Permanente de Finanzas de la Asamblea Nacional, dentro de los diez días hábiles siguientes a la aprobación de los presupuestos previstos en este artículo, una copia del resumen de los documentos presupuestarios que se hubieren exigido para su inclusión en el Título III de esta Ley. Dicho resumen será publicado en la Gaceta Oficial de la República Bolivariana de Venezuela por la Oficina Nacional de Presupuesto.

SECCIÓN SEGUNDA

De las Sociedades Mercantiles del Estado y otros Entes Descentralizados Funcionalmente con Fines Empresariales

Artículo 14. Se regirán por esta sección las sociedades mercantiles del Estado y los demás entes estatales a que se refieren los numerales 8 y 9 del artículo 6 y el numeral 2 del artículo 7 de la Ley Orgánica de la Administración Financiera del Sector Público.

Artículo 15. Una vez que el Ejecutivo Nacional apruebe los presupuestos de los entes a que se refiere esta sección, la Oficina Nacional de Presupuesto ordenará la publicación de una síntesis de éstos en la Gaceta Oficial de la República Bolivariana de Venezuela, sin lo cual no podrán realizar operaciones de crédito público, en cuyo caso, los ordenadores de compromisos y pagos se abstendrán de emitir las correspondientes órdenes de pago.

Artículo 16. Los entes a que se refiere esta sección informarán acerca de los resultados de su ejecución presupuestaria y de gestión, a la Oficina Nacional de Presupuesto y a la Superintendencia Nacional de Auditoria Interna, conforme a las instrucciones que a tal efecto, conjunta o separadamente, dicten estos órganos rectores en el ámbito de sus competencias.

Asimismo, remitirán sus estados financieros a la Oficina Nacional de Presupuesto y a la Oficina Nacional de Contabilidad Pública, dentro del primer trimestre del año siguiente al cierre de cada ejercicio presupuestario.

Los referidos entes remitirán a las Comisiones Permanentes de Finanzas y Desarrollo Económico y de Contraloría de la Asamblea Nacional, dentro de los cuarenta y cinco días continuos siguientes a la culminación de cada semestre, un informe acumulado de su gestión presupuestaria en cuanto a Proyectos y Acciones Centralizadas, comparándola con el Presupuesto aprobado.

Artículo 17. Los entes a que se refiere esta sección podrán elaborar y establecer su propio sistema de modificaciones presupuestarias, con apego a los lineamientos e instrucciones establecidas en la Ley Orgánica de la Administración Financiera del Sector Público, sus Reglamentos y las normas que al efecto dicte la Oficina Nacional de Presupuesto.

Hasta tanto no sea aprobado el referido sistema de modificaciones presupuestarias, dichos entes se regirán por las Providencias o instructivos dictados por la Oficina Nacional de Presupuesto en esta materia.

Artículo 18. Las sociedades mercantiles del sector privado que se conviertan en entes regulados por esta Sección en virtud de haber sido adquiridas por alguno de los sujetos a que se refiere el artículo 6 de la Ley Orgánica de la Administración Financiera del Sector Público, en el curso del año de vigencia de esta Ley, podrán aplicar el sistema presupuestario utilizado antes de que se produjera la adquisición y hasta el 31 de diciembre de 2013, salvo que el Presidente de la República ordene un plazo menor. En cuanto al ejercicio presupuestario siguiente, deberán cumplir las disposiciones sobre la formulación presupuestaria de estos entes, previstas en la Ley Orgánica de la Administración Financiera del Sector Público, su Reglamento N° 1, sobre el Sistema Presupuestario y las normas dictadas al respecto por la Oficina Nacional de Presupuesto.

SECCIÓN TERCERA

Del Banco Central de Venezuela

Artículo 19. El Banco Central de Venezuela remitirá a la Oficina Nacional de Presupuesto, dentro de los primeros quince días del mes de enero, un ejemplar del presupuesto de ingresos y gastos operativos y de sus anexos aprobado por la Asamblea Nacional para el ejercicio económico financiero 2013, a los fines de su inclusión en el Presupuesto Consolidado del Sector Público, así como para el seguimiento y evaluación de su ejecución; sin perjuicio de las facultades de la Contraloría General de la República, previstas en los artículos 81 y 82 de la Ley del Banco Central de Venezuela.

Artículo 20. El Banco Central de Venezuela informará los resultados de su gestión y de la ejecución de su presupuesto de ingresos y gastos operativos a la Oficina Nacional de Presupuesto, conforme a las instrucciones que a tal efecto dicte. Asimismo, aplicará las técnicas de formulación, programación, ejecución, seguimiento y evaluación presupuestaria dictadas para el Sector Público, de conformidad con lo previsto en la Ley Orgánica de la Administración Financiera del Sector Público, incluso lo relativo a los clasificadores de recursos y egresos a utilizarse.

Artículo 21. El Banco Central de Venezuela podrá implantar su propio sistema de modificaciones presupuestarias, el cual someterá a la aprobación de la Asamblea Nacional, previa opinión favorable de la Oficina Nacional de Presupuesto, en la misma oportunidad que presente su proyecto de presupuesto de ingresos y gastos operativos. Dicho sistema de modificaciones sólo regirá durante el ejercicio económico financiero 2013, sin el cual toda modificación presupuestaria deberá ser aprobada por la Asamblea Nacional.

Las autorizaciones de las modificaciones presupuestarias, que conforme a dicho sistema sean de aprobación interna del Banco Central de Venezuela, serán informadas a la Oficina Nacional de Presupuesto conforme a las instrucciones que a tal efecto dicte, y las que requieran aprobación de la Asamblea Nacional, en todo caso, se tramitarán a través de la referida oficina quien emitirá opinión sobre la modificación de que se trate.

Artículo 22. La Oficina Nacional de Presupuesto dictará las normas que rijan el proceso presupuestario del Banco Central de Venezuela, observando lo previsto en la Constitución de la República Bolivariana de Venezuela y en las leyes aplicables, dentro de los principios de libertad, justicia, igualdad, solidaridad, democracia participativa y protagónica, responsabilidad social y, en general, la preeminencia de los derechos humanos, la ética y el pluralismo político.

Artículo 23. El incumplimiento de las obligaciones previstas en esta Sección dará lugar a la aplicación de las sanciones establecidas en la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal y demás normas aplicables.

SECCIÓN CUARTA

Disposiciones Comunes

Artículo 24. La constitución de sociedades mercantiles, fundaciones y asociaciones civiles, la suscripción o venta de acciones y la incorporación de nuevos accionistas del Sector Público, por los órganos del Gobierno Central, los Institutos Autónomos o Institutos Públicos, empresas del Estado, fundaciones y asociaciones civiles de carácter público a que se refiere el numeral 10 del artículo 6 de la Ley Orgánica de la Administración Financiera

del Sector Público, se informará a la Comisión Permanente de Finanzas y Desarrollo Económico de la Asamblea Nacional, a través de la Oficina Nacional de Presupuesto.

Artículo 25. Los entes descentralizados funcionalmente señalados en este Capítulo suscribirán los contratos por concepto de arrendamiento de inmuebles y por la prestación de servicios de electricidad, telecomunicaciones, gas, agua, aseo urbano y domiciliario antes del 15 de marzo del año 2013; asimismo, informarán al respectivo órgano de adscripción o tutela acerca de los contratos suscritos y los pagos que realicen a entes gubernamentales o empresas privadas por tales conceptos. En dichos contratos se fijarán los montos a ser pagados periódicamente, así como la fecha o fechas de conciliación que se acuerden.

La información a que se refiere este artículo se remitirá antes del 31 de marzo del año 2013, y se acompañará de la autorización correspondiente para que las empresas prestadoras de los servicios antes indicados, cobren la orden de pago que emitirá el órgano de adscripción o tutela, con cargo a la correspondiente transferencia asignada en esta Ley.

Si para la fecha mencionada en el aparte anterior, los organismos receptores de los servicios básicos, señalados en el encabezamiento de este artículo, no han informado a su respectivo órgano de adscripción o tutela, de la celebración de los contratos y pago de los servicios convenidos, éste se abstendrá de girar la transferencia correspondiente a los gastos de funcionamiento, hasta tanto reciba la información de los contratos suscritos o de los pagos efectuados por concepto de los servicios recibidos.

Los entes receptores de los servicios a que se refiere este artículo, independientemente de que sean prestados por personas públicas o privadas, conciliarán los montos fijos pagados y el costo del servicio efectivamente prestado, dejando expresa constancia de que si resultare un saldo deudor, tramitarán su pago dentro del mes siguiente, y en caso contrario, en el mismo lapso, exigirán el reintegro correspondiente o solicitarán la formalización del crédito por parte del ente prestador del servicio y su abono al saldo por concepto del referido servicio en el mes siguiente.

La Contraloría General de la República aplicará las sanciones a que hubiere lugar por incumplimiento de lo previsto en este artículo.

Artículo 26. Antes del 31 de enero del año 2013, los entes descentralizados funcionalmente señalados en este Capítulo informarán al Ministerio de adscripción o tutela, el monto anual que estimen pagar por concepto de aportes patronales, como contribución al sostenimiento de los subsistemas de seguridad social, de conformidad con la Ley que rija la materia.

Asimismo, remitirán la autorización correspondiente para que el órgano de adscripción o tutela, con cargo a la transferencia asignada al respectivo ente en esta Ley, emita la orden de pago autorizada, con instrucciones de ser depositada en la cuenta que a tal efecto sea designada para recibir los citados aportes.

Para el día 30 de noviembre de 2013, los órganos beneficiarios de las órdenes de pago conciliarán el monto pagado y el real. Si resultare un saldo deudor, tramitarán su pago dentro del mes siguiente; en caso contrario y en el mismo lapso, exigirán el reintegro, o bien el saldo será asignado al pago de la obligación en el mes siguiente.

La Contraloría General de la República aplicará las sanciones que correspondan por el incumplimiento de lo previsto en este artículo.

Artículo 27. Los entes señalados en la sección primera y segunda este Capítulo actualizarán sus manuales sobre el sistema de modificaciones presupuestarias en la oportunidad que acuerde la Oficina Nacional de Presupuesto (ONAPRE) mediante providencia o instructivos. Una vez que al ente le sea requerida la actualización correspondiente, sus modificaciones presupuestarias se regirán por las disposiciones contenidas en el Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, Sobre el Sistema Presupuestario o en la normativa dictada por la Oficina Nacional de Presupuesto (ONAPRE), hasta tanto sea aprobado dicho manual.

CAPÍTULO III

De los Entes Descentralizados Territorialmente

SECCIÓN PRIMERA

Del Distrito Capital y del Territorio Insular Francisco de Miranda

Artículo 28. El Distrito Capital, el Territorio Insular Francisco de Miranda y sus entes descentralizados funcionalmente, con o sin fines empresariales, aplicarán lo establecido en el Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario, en cuanto a formulación, clasificadores, ejecución y modificaciones a sus presupuestos.

Respecto del presupuesto del Distrito Capital y del Territorio Insular Francisco de Miranda, corresponderá a su Jefe o Jefa de Gobierno las mismas atribuciones que se confieren en el Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario a las máximas autoridades de los órganos de la República.

Artículo 29. A través de la Oficina Nacional de Presupuesto, se formalizarán las solicitudes de traspaso de créditos presupuestarios formuladas por los entes territoriales a que se refiere esta sección, cuya aprobación compete a la Asamblea Nacional.

Las modificaciones presupuestarias que signifiquen incremento en el monto total del presupuesto de gastos de los entes territoriales a que se refiere esta sección, requerirán autorización de la Asamblea Nacional y se tramitarán a través de la Oficina Nacional de Presupuesto, con indicación de la respectiva imputación presupuestaria.

Cuando las modificaciones presupuestarias impliquen incremento del gasto corriente en detrimento del gasto de capital, deberán ser justificadas por el ente territorial ante la Oficina Nacional de Presupuesto, de acuerdo con las instrucciones que ésta dicte, la cual se dirigirá a la Asamblea Nacional con la debida documentación, de manera análoga a lo previsto en el artículo 52 de la Ley Orgánica de la Administración Financiera del Sector Público.

La Asamblea Nacional dispondrá de quince días continuos para decidir sobre las modificaciones presupuestarias sometidas a su consideración, contados a partir de la fecha en que se dé cuenta de la solicitud en reunión ordinaria. Si transcurrido este lapso dicho órgano legislativo no se hubiere pronunciado, la solicitud en referencia se considerará aprobada.

Una vez autorizada por la Asamblea Nacional la modificación solicitada, el Jefe o Jefa de Gobierno del Distrito Capital decretará y ordenará la publicación, tanto del acuerdo de la Asamblea Nacional como del decreto que se dicte, en la Gaceta Oficial del Distrito Capital. El Jefe o Jefa de Gobierno del Territorio Insular Francisco de Miranda decretará y ordenará la publicación correspondiente en la Gaceta Oficial de la República Bolivariana de Venezuela.

Artículo 30. El Jefe o Jefa de Gobierno de los entes territoriales, a que se refiere esta sección, remitirá a la Oficina Nacional de Presupuesto, durante los primeros cinco días hábiles de cada mes, una relación de las modificaciones presupuestarias aprobadas internamente en el mes anterior, señalando como mínimo la identificación del órgano, el proyecto o acción centralizada, las partidas cedentes y receptoras y sus respectivos montos.

El Jefe o Jefa de la Oficina Nacional de Presupuesto remitirá a la Asamblea Nacional, durante los primeros cinco días hábiles de cada mes, una relación de los traspasos presupuestarios que haya aprobado en el mes anterior, la cual contendrá la misma información exigida al ente territorial.

Artículo 31. El Jefe o Jefa de Gobierno del ente territorial, a que se refiere esta sección, participará a la Oficina Nacional de Presupuesto los resultados de su ejecución presupuestaria y de su gestión, conforme a las instrucciones que dicte la referida Oficina Nacional; asimismo, remitirá a las comisiones Permanentes de Finanzas y Desarrollo Económico y de Contraloría de la Asamblea Nacional, dentro de los treinta días continuos siguientes al vencimiento de cada trimestre, un informe de los resultados de su ejecución presupuestaria acumulada al término de dicho trimestre, comparándola con el Presupuesto, señalando lo comprometido, causado y pagado.

Artículo 32. El Distrito Capital y el Territorio Insular Francisco de Miranda velarán porque los contratos de servicios básicos tales como electricidad, gas, agua, telecomunicaciones, correo, aseo urbano y domiciliario y arrendamiento de inmuebles, se encuentren debidamente suscritos para la emisión de las órdenes de pago correspondientes; en los casos en que se hayan suscrito dichos contratos y los servicios fueren recibidos, las órdenes de pago se podrán emitir contra facturas de servicios.

El incumplimiento de esta norma dará lugar a la aplicación de las sanciones que al efecto prevé la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal.

Artículo 33. En los Presupuestos de Gastos del Distrito Capital y del Territorio Insular Francisco de Miranda se incorporará un crédito denominado "Rectificaciones al Presupuesto", cuyo monto será equivalente al uno por ciento (1%) de los ingresos ordinarios estimados en el mismo presupuesto. El Jefe o Jefa de Gobierno del ente territorial podrá disponer de este crédito con las mismas limitaciones y formalidades previstas en el artículo 53 de la Ley Orgánica de la Administración Financiera del Sector Público. La decisión que tome el Jefe o Jefa de Gobierno del Distrito Capital o del Territorio Insular Francisco de Miranda en la cual dispongan del crédito mencionado en este artículo será publicada en la Gaceta Oficial del Distrito Capital o en la Gaceta Oficial de la República Bolivariana de Venezuela respectivamente.

SECCIÓN SEGUNDA

De los Estados, de los Distritos y de los Municipios

Artículo 34. Sin perjuicio de lo establecido en el artículo 62 de la Ley Orgánica de la Administración Financiera del Sector Público, los Gobernadores de Estado, y los Alcaldes del Área Metropolitana de Caracas, de los Distritos y Municipios, remitirán directamente al Ministerio competente en materia de Relaciones Interiores y Justicia y a la Oficina Nacional de Presupuesto, dentro de los treinta días hábiles siguientes al fin de cada trimestre, las modificaciones presupuestarias aprobadas, así como un informe sobre la ejecución del presupuesto, de conformidad con las normas técnicas que dicte la Oficina Nacional de Presupuesto.

En dicho informe, deberán distinguirse los créditos comprometidos, causados y pagados por los Estados, Área Metropolitana de Caracas, Distritos y Municipios para la ejecución de planes en coordinación con los órganos y entes nacionales. Igualmente, deberán distinguirse los ingresos derivados de su potestad tributaria, sancionadora y demás actividades económicas propias, que hubieren recaudado en dicho período hasta el nivel de desagregación que les requiera la Oficina Nacional de Presupuesto.

Asimismo, deberá reflejar la información sobre ejecución de los proyectos financiados con los recursos provenientes del Fondo de Compensación Interterritorial y los que devenguen por cualquier otra transferencia derivada de Leyes especiales o acordada discrecionalmente por el Poder Público Nacional.

Artículo 35. Quienes fueren responsables de la consolidación y envío de la información a que se refiere el artículo anterior y no lo realizaren oportunamente, serán sujetos de suspensión del pago de salarios, sueldos, dietas u otras remuneraciones, hasta tanto cumplan con la referida obligación.

Los órganos de control fiscal nacionales, estadales, metropolitanos, distritales o municipales velarán por el cumplimiento de esta disposición e impondrán las sanciones correspondientes a quienes incumplan la misma o, en contravención de esta norma, ordenen o efectúen los pagos cuya suspensión se indica.

Artículo 36. Los Gobernadores remitirán al Ministerio competente en materia de Salud, dentro de los treinta días continuos siguientes al final de cada trimestre, un informe sobre las transferencias que reciban, el cual contendrá la ejecución física y financiera correspondiente al sector salud.

En dicho informe, deberán distinguirse los créditos comprometidos, causados y pagados por estas entidades para el cumplimiento y ejecución de los planes de salud, elaborados coordinadamente con el referido Ministerio.

Queda sujeto al cumplimiento de la obligación prevista en este artículo, la entrega de los recursos asignados a los Estados en virtud de convenios de transferencia de competencias en materia de salud.

CAPÍTULO IV

Otras Disposiciones

Artículo 37. Los órganos y entes del Poder Público Nacional, con créditos asignados en esta Ley, están obligados a depositar los recursos que reciban, como provisiones de fondos permanentes o por transferencias, en cuentas a nombre de dichos órganos y entes, abiertas en instituciones financieras reguladas por la Ley General de Bancos y Otras Instituciones Financieras o en otras leyes especiales. La Oficina Nacional del Tesoro establecerá los mecanismos, trámites e instrucciones necesarias para el cumplimiento de esta disposición.

En caso de que se produzcan rendimientos, los órganos de la República deberán ingresarlos al Tesoro Nacional dentro de los diez (10) primeros días hábiles del mes siguiente al que fueron generados. Los entes descentralizados funcionalmente podrán capitalizar los rendimientos obtenidos o disponer de los mismos, de conformidad con las previsiones legales y demás normas aplicables; o a requerimiento del Presidente de la República, transferirlos al Tesoro Nacional o a otro ente descentralizado funcionalmente, previo el trámite de las modificaciones presupuestarias a que hubiere lugar.

La Contraloría General de la República aplicará las sanciones que correspondan por el incumplimiento de lo previsto en este artículo.

Artículo 38. Las máximas autoridades de los órganos de la República, el Jefe o Jefa de Gobierno del Distrito Capital o del Territorio Insular Francisco de Miranda y las autoridades competentes de los entes descentralizados funcionalmente de la República, del Distrito Capital o del Territorio Insular Francisco de Miranda, no podrán aprobar nuevas escalas de sueldos y salarios, ni suscribir convenciones colectivas, sin la certificación expedida por la Oficina Nacional de Presupuesto, en la cual conste que cuentan con recursos presupuestarios para su cumplimiento.

Dicha certificación será igualmente necesaria para los órganos y entes que soliciten al Presidente de la República, en Consejo de Ministros, la autorización de escalas especiales, de conformidad con la norma que rige la materia, y para que los directorios, máximas autoridades o quienes representen acciones o participaciones del Estado en entes descentralizados funcionalmente, con o sin fines empresariales, puedan suscribir convenciones colectivas.

En todo caso, las convenciones colectivas que impliquen erogaciones que afecten el ejercicio presupuestario vigente o los siguientes deberán ser aprobadas por el Presidente de la República en Consejo de Ministros, de conformidad con el artículo 447 de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras.

La Contraloría General de la República aplicará las sanciones legales pertinentes a quienes incumplan con lo previsto en este artículo.

Artículo 39. De conformidad con lo establecido en el artículo 27 de la Ley que establece el Impuesto al Valor Agregado, la alícuota impositiva general a aplicarse en el Ejercicio Fiscal del año 2013 se fija en doce por ciento (12%), y la alícuota impositiva para las operaciones a que se refiere el artículo 63 de la mencionada Ley se fija en ocho por ciento (8%). Quedan a salvo actividades, negocios jurídicos u operaciones realizadas en las zonas libres, puertos libres y zonas francas, que de conformidad con lo establecido en la Ley estén exentas del mencionado impuesto o deban aplicar una alícuota distinta.

Las modificaciones durante la ejecución del ejercicio presupuestario a las alícuotas del Impuesto al Valor Agregado establecidas en esta Ley requerirán una reforma de la Ley que establece el Impuesto al Valor Agregado. En ningún caso dicha modificación supondrá la reforma de las Disposiciones Generales de esta Ley.

Artículo 40. De conformidad con lo establecido en el numeral 3 del artículo 48 de la Ley Orgánica de Hidrocarburos, la alícuota del Impuesto de Consumo General durante el Ejercicio Fiscal del año 2013, se fija en treinta por ciento (30%).

Artículo 41. El Presidente de la República podrá dictar normas especiales para la tramitación y aprobación de las modificaciones presupuestarias, dentro de los límites máximos de las autorizaciones para comprometer y causar gastos previstas en esta Ley para cada fuente de financiamiento, a fin de atender situaciones coyunturales. Dichas normas podrán establecer un régimen distinto del previsto en el Reglamento N° 1 de la Ley Orgánica de Administración Financiera del Sector Público, sobre el Sistema Presupuestario y sólo tendrán vigencia en el ejercicio económico financiero en que fueren dictadas, a partir de su aprobación y publicación en la Gaceta Oficial de la República Bolivariana de Venezuela.

Artículo 42. Las denominaciones de los órganos y entes que se creen o modifiquen por aplicación de los instrumentos jurídicos que entren en vigencia, se entenderán adecuadas a esta Ley. En tal sentido, se faculta al Ejecutivo Nacional para que a través de la Oficina Nacional de Presupuesto realice las modificaciones presupuestarias pertinentes, aún aquellas que aumenten los conceptos señalados en el artículo 1 de esta Ley, sin aumentar el límite máximo del total del gasto autorizado en la misma.

Filename: Ley 2013. Título II.pdf

REPÚBLICA BOLIVARIANA DE VENEZUELA

LEY DE PRESUPUESTO PARA EL EJERCICIO FISCAL 2013

TITULO II

Presupuesto de Ingresos y Gastos y Operaciones de Financiamiento de la República

TÍTULO II

PRESUPUESTOS DE INGRESOS, GASTOS Y OPERACIONES DE FINANCIAMIENTO DE LA REPÚBLICA

CAPÍTULO I

Presupuesto de Ingresos y Fuentes de Financiamiento de la República

Artículo 43. La estimación de los Ingresos y Fuentes de Financiamiento de la República para el Ejercicio Fiscal 2013, asciende a la cantidad de **TRESCIENTOS NOVENTA Y SEIS MIL CUATROCIENTOS SEIS MILLONES SETECIENTOS CUARENTA Y OCHO MIL CIENTO OCHENTA Y SIETE BOLÍVARES (Bs. 396.406.748.187).**

CONCEPTO	BOLÍVARES
A. INGRESOS CORRIENTES	**300.919.648.047**
A.1. INGRESOS CORRIENTES ORDINARIOS	**300.919.648.047**
1. PETROLEROS	**83.179.648.047**
1.1. INGRESOS TRIBUTARIOS	**20.719.295.766**
IMPUESTOS DIRECTOS	**20.719.295.766**
– Impuesto a empresas de hidrocarburos públicas - Petróleos de Venezuela, S.A. Casa Matriz y otras filiales (Pdvsa)	20.719.295.766
1.2. INGRESOS NO TRIBUTARIOS	**62.460.352.281**
– Ingresos del dominio petrolero	**56.460.352.281**
Regalías	51.892.352.281
Impuesto superficial de hidrocarburos	147.000.000
Impuesto de Extracción	4.289.000.000
Impuesto de registro de exportación	132.000.000

- Utilidades, rentas y dividendos	**6.000.000.000**
Utilidades de acciones y participaciones de capital de entes descentralizados con fines empresariales petroleros - Dividendos de Petróleos de Venezuela, S.A. (Pdvsa)	6.000.000.000
2. NO PETROLEROS	**217.740.000.000**
2.1. INGRESOS TRIBUTARIOS	**213.746.427.251**
IMPUESTOS DIRECTOS	**54.397.661.631**
- Impuesto sobre la renta a personas jurídicas	**42.191.981.239**
Impuesto sobre la renta a otras personas jurídicas	42.086.803.972
Reparos administrativos a otras personas jurídicas	105.177.267
- Impuesto sobre la renta a personas naturales	**11.808.765.686**
Impuesto sobre la renta a personas naturales	11.763.689.715
Reparos administrativos por impuesto sobre la renta a personas naturales	45.075.971
- Impuesto sobre herencias, legados y regalos	**396.914.706**
Impuestos sobre sucesiones, donaciones y demás ramos conexos	389.423.217
Reparos administrativos a impuesto sobre sucesiones, donaciones y demás ramos conexos	7.491.489
IMPUESTOS INDIRECTOS	**159.348.765.620**
- Impuestos de importación	**15.956.086.762**
Impuesto de importación ordinario	15.770.164.240
Impuesto de importación de bultos postales	4.508.794
Impuesto interno por la importación de alcoholes y bebidas alcohólicas	181.413.728
- Impuestos sobre la producción, el consumo y transacciones financieras	**143.293.124.983**
Impuesto al valor agregado (neto)	121.153.542.331
Impuesto sobre licores	3.770.583.684
Impuesto sobre cigarrillos	8.931.663.535
Impuesto al consumo propio de gasolina	1.874.794
Impuesto al consumo general a la gasolina	388.695.904
Impuesto al consumo propio de otros derivados del petróleo	1.584.932.955
Impuesto al consumo general de otros derivados del petróleo	4.009.200.094
Impuesto sobre telecomunicaciones	3.452.631.686
- Impuestos a las actividades de juegos de envite o azar	**99.553.875**

Impuestos sobre casinos y salas de bingo	5.836.476
Impuestos de explotación de máquinas traganíqueles	93.717.399
2.2. INGRESOS NO TRIBUTARIOS	**2.613.875.255**
– Ingresos por Tasas	**2.077.058.032**
*** Servicios de aduana**	**1.067.551.678**
Servicios de aduana	1.030.763.068
Habilitación de aduanas	33.428.498
Derechos de almacenaje	2.497.032
Corretaje de bultos postales	55
Servicios de consulta sobre clasificación arancelaria, valoración aduanera y análisis de laboratorio	863.025
*** Servicio de telecomunicaciones**	**57.251.711**
*** Bandas de garantía, cápsulas y sellos**	**88.856.504**
*** Timbres fiscales**	**390.148.506**
*** Servicios sociales y administrativos**	**473.249.633**
– Ingresos del dominio minero	**536.817.223**
* Hierro	224.649.367
* Otros minerales	312.167.856
2.3. INGRESOS DE LA PROPIEDAD	**2.706.032**
– Utilidades, dividendos, alquileres y otros ingresos de la propiedad	**2.706.032**
* Alquileres	2.706.032
2.4. OTROS INGRESOS	**1.376.991.462**
– Diversos Ingresos	**61.575.192**
* Multas por varios ramos	21.696.496
* Intereses moratorios	39.826.489
* Reparos fiscales	52.207
– Otros ingresos ordinarios	**1.315.416.270**
B. FUENTES DE FINANCIAMIENTO	**95.487.100.140**
B.1. DISMINUCIÓN DE OTROS ACTIVOS FINANCIEROS	**130.295.086**
– Disminución de deudas de cuentadantes por rendir de fondos en avance a corto plazo (Reintegros)	130.295.086

B.2. INCREMENTO DE PASIVOS	**95.356.805.054**
1. LEY ESPECIAL DE ENDEUDAMIENTO ANUAL 2013	**95.356.805.054**
– Financiamiento de proyectos por endeudamiento	**42.315.943.002**
Ministerio del Poder Popular para la Defensa	**16.087.081.911**
Inversión Militar de la Fuerza Armada Nacional Bolivariana.	16.087.081.911
Ministerio del Poder Popular para el Ambiente	**3.870.031.955**
Atención Acueductos Rurales y Poblaciones Menores - Fase II.	227.819.887
Racionalización de los Consumos de Agua Potable y Saneamiento en Zonas Urbanas y Rurales.	68.053.970
Agua Potable y Saneamiento en Zonas Urbanas y Rurales.	168.037.411
Proyecto Nacional de Gestión y Conservación Ambiental.	75.041.734
Fortalecimiento de Capacidades Nacionales para el Manejo y Disposición Final de los Residuos y Desechos Sólidos.	239.309.895
Manejo Sustentable de los Recursos Naturales en la Cuenca del Río Caroní.	57.357.889
Saneamiento y Desarrollo Integral de la Cuenca del Río Tuy.	497.293.090
Rehabilitación y Optimización de las Plantas Mayores de Potabilización de Agua en Venezuela.	402.500.000
Optimización de la Gestión de la Calidad del Agua en poblaciones Mayores a cinco mil habitantes.	94.180.320
Saneamiento del Río Guaire (Fase III).	961.251.280
Plan de drenaje, control de inundaciones y manejo integral de las cuencas tributarias al Sur del Lago de Maracaibo.	450.000.000
Saneamiento y Control de Nivel del Lago de Valencia.	629.186.479
Ministerio del Poder Popular para la Agricultura y Tierras	**59.542.774**
Desarrollo sostenible para las Zonas Semiáridas de los estados Lara y Falcón, Segunda Fase (PROSALAFA II).	30.200.182
Desarrollo integral y sustentable para las zonas áridas de los estados Nueva Esparta y Sucre (PROSANESU).	29.342.592
Ministerio del Poder Popular del Despacho de la Presidencia	**783.565.496**
Fortalecimiento del Instituto Nacional de Estadística (INE) como ente rector del Sistema Estadístico Nacional (SEN).	35.563.563
Segunda Fase del Programa de Apoyo al Centro de Acción Social por la Música.	141.027.981
Complejo de Acción Social por la Música Simón Bolívar.	606.973.952

Ministerio del Poder Popular para la Salud	**7.738.329**
Apoyo a las Poblaciones Warao del Delta del Orinoco.	7.738.329
Ministerio del Poder Popular para la Energía Eléctrica	**6.394.053.756**
Central Hidroeléctrica Tocoma.	619.630.000
Planta Termozulia III.	1.436.358.612
Construcción de Subestaciones Encapsuladas en SF6 en la Zona Urbana de Maracaibo.	253.394.529
Rehabilitación de las Unidades 1 a 6 de la Casa de Máquinas 1 de la Central Hidroeléctrica Simón Bolívar (Guri).	1.317.563.000
Fortalecimiento y Desarrollo Institucional de CORPOELEC.	502.332.879
Plan Nacional de Respaldo al Sistema de Transformadores de Potencia y Sistema Control de la Demanda (Convenio Binacional República Bolivariana de Venezuela y República de Portugal).	731.000.000
II desarrollo del Complejo Hidroeléctrico Uribante Caparo (Presa Las Cuevas - Central Las Coloradas).	453.297.219
Construcción de la Planta de Generación Termoeléctrica Antonio José de Sucre (Planta Cumaná) 1.000 MW	779.477.517
Sistema de Transmisión en 400 KV Asociado a las Subestaciones Buena Vista y El Venado (Convenio Binacional República Bolivariana de Venezuela y República de Portugal).	301.000.000
Ministerio del Poder Popular para Transporte Acuático y Aéreo	**2.131.080.000**
Adquisición de Aeronaves nuevas para vuelos locales y regionales (EMBRAER ERJ-190).	2.131.080.000
Ministerio del Poder Popular para Transporte Terrestre	**9.326.157.026**
Rehabilitación de la Línea I del Metro de Caracas.	1.723.608.051
Línea 2, El Tambor-San Antonio de los Altos Sistema Metro Los Teques (Equipamiento).	1.854.057.534
Programa de emergencia en respuesta a las lluvias en la República Bolivariana de Venezuela.	25.800.000
Línea 2. El Tambor - San Antonio de los Altos (Obras Civiles)	1.255.600.000
Línea 5. Tramo Miranda II - Warairarepano (Obras Civiles).	662.200.000
Extensión de La Rinconada - Zoológico de la Línea 3 (Obras Civiles).	189.651.500
Línea 5. Tramo Plaza Venezuela - Miranda II	606.299.998
Sistema Ferroviario Central "Ezequiel Zamora".Tramo Puerto Cabello - La Encrucijada.	1.209.337.274
Construcción de la Estación Ayacucho y Patios y Talleres.	150.500.000
Adquisición de Material Rodante y Ampliación de los Patios de Estacionamientos de la Línea Caracas-Cúa.	693.843.956

Línea 3 San Antonio de Los Altos - La Rinconada.	783.258.713
Línea 5 Patio y Talleres (Obras Civiles).	172.000.000
Ministerio del Poder Popular de Industrias	**3.656.691.755**
Diseño, Construcción y Operación de un Complejo Siderúrgico.	3.656.691.755
- Financiamiento del Servicio de la Deuda	**33.040.862.052**
- Financiamiento para Gestión fiscal	**20.000.000.000**
TOTAL INGRESOS Y FUENTES DE FINANCIAMIENTO	**396.406.748.187**

CAPÍTULO II

Presupuesto de Gastos y Aplicaciones Financieras de la República

Artículo 44.- Acuérdense los créditos presupuestarios por la cantidad de **TRESCIENTOS NOVENTA Y SEIS MIL CUATROCIENTOS SEIS MILLONES SETECIENTOS CUARENTA Y OCHO MIL CIENTO OCHENTA Y SIETE BOLÍVARES (Bs. 396.406.748.187)**, asignándose a gastos corrientes, gastos de capital y aplicaciones financieras el límite máximo para gastar y cuya distribución interna de carácter informativo, son los montos siguientes:

	CONCEPTO	BOLÍVARES
A.	**GASTOS CORRIENTES**	**299.638.976.080**
A.1.	GASTOS DE CONSUMO	99.852.055.102
A.2.	GASTOS DE LA PROPIEDAD	68.025.957.081
A.3.	TRANSFERENCIAS Y DONACIONES CORRIENTES	128.745.209.799
A.4.	RECTIFICACIONES AL PRESUPUESTO	3.009.196.480
A.5.	OTROS GASTOS CORRIENTES	6.557.618
B.	**GASTOS DE CAPITAL E INVERSIONES FINANCIERAS**	**87.405.764.970**
B.1.	INVERSIÓN DIRECTA	2.621.511.567
B.2.	TRANSFERENCIAS Y DONACIONES DE CAPITAL	84.330.000.178
B.3.	APORTES EN ACCIONES Y PARTICIPACIÓN DE CAPITAL	454.253.225
C.	**APLICACIONES FINANCIERAS**	**9.362.007.137**
C.1.	AMORTIZACIÓN DE LA DEUDA	8.697.409.620
C.2.	DISMINUCIÓN DE PASIVOS FINANCIEROS	664.597.517

Artículo 45. Acuérdese el monto total de los créditos presupuestarios para cada Órgano de la República y para las rectificaciones al presupuesto de gastos, de acuerdo con la distribución siguiente:

ÓRGANOS		BOLÍVARES
01	Asamblea Nacional	1.223.200.000
02	Contraloría General de la República	403.700.000
03	Consejo Nacional Electoral	2.520.345.194
06	Ministerio del Poder Popular para Relaciones Exteriores	1.545.300.748
08	Ministerio del Poder Popular para la Defensa	32.135.581.911
10	Ministerio del Poder Popular para la Educación	41.905.432.769
13	Ministerio del Poder Popular para el Trabajo y Seguridad Social	24.413.835.740
17	Ministerio del Poder Popular para el Ambiente	5.234.931.955
21	Tribunal Supremo de Justicia	8.154.492.961
23	Ministerio Público	2.015.425.381
25	Procuraduría General de la República	127.400.006
26	Ministerio del Poder Popular para Relaciones Interiores y Justicia	65.310.929.609
32	Defensoría del Pueblo	166.600.014
33	Vicepresidencia de la República	1.200.100.047
34	Ministerio del Poder Popular para la Agricultura y Tierras	3.261.942.774
35	Ministerio del Poder Popular para la Educación Universitaria	18.646.214.825
36	Ministerio del Poder Popular para la Comunicación y la Información	840.600.217
37	Ministerio del Poder Popular del Despacho de la Presidencia	5.507.265.496
38	Consejo Moral Republicano	6.120.000
39	Superintendencia Nacional de Auditoría Interna	29.200.000
41	Ministerio del Poder Popular para la Alimentación	4.456.824.015
44	Ministerio del Poder Popular para el Turismo	173.800.000
45	Ministerio del Poder Popular de Petróleo y Minería	408.300.001
46	Ministerio del Poder Popular para la Cultura	1.336.002.036
50	Ministerio del Poder Popular para el Deporte	1.424.100.090
52	Ministerio del Poder Popular Para los Pueblos Indígenas	205.700.004
53	Ministerio del Poder Popular para el Comercio	332.500.038
54	Ministerio del Poder Popular para la Salud	24.580.638.329
56	Ministerio del Poder Popular para Ciencia, Tecnología e Innovación	2.750.300.398
57	Ministerio del Poder Popular para las Comunas y Protección Social	3.534.701.063
58	Ministerio del Poder Popular para la Mujer y la Igualdad de Género	434.131.185
59	Ministerio del Poder Popular para la Energía Eléctrica	9.672.753.756
60	Ministerio del Poder Popular de Planificación y Finanzas	84.656.125.942
62	Ministerio del Poder Popular para Vivienda y Hábitat	2.913.800.943
63	Consejo Federal de Gobierno	21.278.622.613
64	Ministerio del Poder Popular para la Juventud	724.600.843
65	Ministerio del Poder Popular para el Servicio Penitenciario	1.646.902.023
66	Ministerio del Poder Popular para Transporte Acuático y Aéreo	2.936.280.000
67	Ministerio del Poder Popular para Transporte Terrestre	10.426.157.026
68	Ministerio del Poder Popular de Industrias	4.856.691.755
	Rectificaciones al Presupuesto	3.009.196.480
	TOTAL PRESUPUESTO DE GASTOS	**396.406.748.187**

01

Asamblea Nacional

ASAMBLEA NACIONAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Asamblea Nacional profundiza sus acciones en la procura de un marco legislativo acorde con el significativo contexto de cambios económicos, políticos, sociales y culturales que están siendo demandados por el Poder Popular en todos los niveles que conforman la estructura del Estado, donde se consoliden los principios de honestidad, participación, celeridad, eficacia, eficiencia, transparencia, rendición de cuentas y responsabilidad en el ejercicio de la función pública, además del continuo ejercicio del control político sobre el Gobierno y la Administración Pública, que finalmente se alinean con las necesidades del pueblo.

A fin de conseguir la materialización de tales objetivos y en concordancia con las Líneas Generales del Plan Nacional de Desarrollo Económico y Social de la Nación 2007-2013 (Proyecto Simón Bolívar), la Asamblea Nacional orientará los Créditos Presupuestarios asignados por el Ejecutivo Nacional, a financiar la Políticas del Gasto, a través de:

- Sancionar y promulgar el marco legal que permita al estado venezolano garantizar el bien común de la población.
- Desarrollar mecanismos que permitan evaluar la gestión pública de manera concertada entre el Poder Legislativo, el Poder Ejecutivo y el pueblo beneficiario de las políticas públicas.
- Promover y consolidar la participación protagónica del los ciudadanos y ciudadanas, en la gestión del Poder Legislativo, mediante la implementación de canales de comunicación e información veraz, directa y oportuna
- Transformar la Asamblea Nacional en Asamblea Popular.
- Fortalecer e impulsar los principios de integración y solidaridad internacional como principios fundamentales de las relaciones entre naciones.
- Preservar y divulgar el patrimonio histórico y cultural.
- Mantener la plataforma tecnológica, mediante la asesoría y la asistencia técnica adecuada, para lograr el uso racional, eficiente y eficaz de un sistema de información y telecomunicaciones.
- Garantizar el funcionamiento y operatividad de la infraestructura de la Asamblea Nacional.
- Producir y difundir programación televisiva y radial que reflejen el trabajo legislativo y la realidad nacional e internacional.

Las políticas presupuestarias anteriormente señaladas, se encuentran sujetas a la aplicación de criterios de uso eficiente, austeridad, manejo y custodia de los recursos y bienes públicos.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta: Unidad de Medida	Cantidad: Fem.	Cantidad: Masc.	Cantidad: Total	Fuente de Financiamiento: Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	Presupuesto 2013
118.482	010052000	Rehabilitación y Acondicionamiento de la Infraestructura de la Asamblea Nacional y Actualización de la Plataforma Tecnológica.	Obra			100	155.408.409			155.408.409
118.520	010053000	Gestión Parlamentaria	Informe / Evento			2.509	510.767.093			510.767.093
118.442	010054000	Gestión del Parlamento Amazónico	Informe / Evento			57	2.689.382			2.689.382
118.521	010055000	Gestión del Parlamento Indigena	Informe / Evento			157	11.227.503			11.227.503
118.543	010056000	Gestión del Parlamento Latinoamericano	Informe / Evento			295	33.820.819			33.820.819
	019999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			126.094.795	126.094.795			126.094.795
						TOTAL	840.008.001			840.008.001

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	Presupuesto 2013
010001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	179.821.345			179.821.345
010002000	Gestión administrativa	55.845.835			55.845.835
010003000	Previsión y protección social	146.443.950			146.443.950
010007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	1.080.869			1.080.869
	TOTAL	383.191.999			383.191.999

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**1.392**	**1.414**		**2.806**	**184.596.782**		**184.596.782**
Altos Funcionarios y de Elección Popular	31	141		172	11.454.519		11.454.519
Alto Nivel y de Dirección	217	264		481	34.175.687		34.175.687
Directivo	10	6		16	953.626		953.626
Profesional y Técnico	572	304		876	65.482.972		65.482.972
Personal Administrativo	299	134		433	28.899.914		28.899.914
Obrero	263	565		828	43.630.064		43.630.064
Personal Contratado	**280**	**270**		**550**	**20.313.167**		**20.313.167**
Profesional y Técnico	151	88		239	8.615.542		8.615.542
Personal Administrativo	122	130		252	9.678.929		9.678.929
Obrero	7	52		59	2.018.696		2.018.696
TOTAL	**1.672**	**1.684**		**3.356**	**204.909.949**		**204.909.949**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**218**	**76**	**294**	**27.836.969**
Empleados	218	76	294	27.836.969
Jubilados	**545**	**450**	**995**	**118.756.981**
Empleados	545	450	995	118.756.981
TOTAL	**763**	**526**	**1.289**	**146.593.950**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	758.441.468			758.441.468
4.02	Materiales, suministros y mercancias	43.098.592			43.098.592
4.03	Servicios no personales	96.724.586			96.724.586
4.04	Activos reales	42.016.193			42.016.193
4.07	Transferencias y donaciones	280.279.161			280.279.161
4.11	Disminución de pasivos	2.640.000			2.640.000
	TOTAL	**1.223.200.000**			**1.223.200.000**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	126.094.795			126.094.795
4.07.01.00.00	Transferencias y donaciones corrientes internas	126.094.795			126.094.795
4.07.01.03.00	Transferencias corrientes internas al sector público	126.094.795			126.094.795
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	126.094.795			126.094.795
	- A0234 Fundación Cardiovascular de la Asamblea Nacional	7.114.812			7.114.812
	- A0238 Instituto de Previsión Social del Parlamentario	71.868.778			71.868.778
	- A0420 Fundación Televisora de la Asamblea Nacional (ANTV)	42.922.668			42.922.668
	- A1603 Fundación Radio de la Asamblea Nacional (A.N. RADIO)	4.188.537			4.188.537

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	772.000			772.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	772.000			772.000
4.07.02.01.00	Transferencias corrientes al exterior	472.000			472.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	472.000			472.000
	- I0122 Parlamento Amazónico.	300.000			300.000
	- I0242 Parlamento Latinoamericano Internacional	172.000			172.000
4.07.02.02.00	Donaciones corrientes al exterior	300.000			300.000
4.07.02.02.04	Donaciones corrientes a organismos internacionales	300.000			300.000
	- I0211 Unión Interparlamentaria Mundial	300.000			300.000

PROYECTO: COD. N.E: 118482 COD. PPTO: 010052000 Rehabilitación y Acondicionamiento de la Infraestructura de la Asamblea Nacional y Actualización de la Plataforma Tecnológica.

UNIDAD DE MEDIDA: Obra

CANTIDAD: Fem.(0) Mas.(0) Total(100)

ASIGNACIÓN PRESUPUESTARIA: 155.408.409

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Brindar a los ciudadanos y ciudadanas, una infraestructura adecuada para fomentar un espacio participativo, donde se debata la actividad parlamentaria, así como una plataforma tecnológica acorde a las exigencias de los usuarios

OBJETIVOS ESPECÍFICOS: Garantizar el funcionamiento adecuado de las instalaciones; así como preservar el patrimonio cultural e histórico de la Asamblea Nacional, fortalecer la plataforma tecnológica y las redes de información que mejoren el desempeño en las funciones legislativas y administrativas.

RESULTADO: Mantenimiento del Palacio Federal Legislativo y conservación del edificio Simón Bolívar, sus espacios y colecciones de arte y mobiliario, así como Espacios físicos de la Asamblea Nacional remodelados y acondicionados, además de tener un centro de datos actualizados, con servidores aptos y en buenas condiciones que permitan realizar las diversas virtualizaciones y la administración del ancho de banda de navegación.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	93.289.087					93.289.087
4.02	Materiales, suministros y mercancías	1.172.000					1.172.000
4.03	Servicios no personales	30.020.583					30.020.583
4.04	Activos reales	30.926.739					30.926.739
	TOTAL	**155.408.409**					**155.408.409**

PROYECTO: COD. N.E: 118520 COD. PPTO: 010053000 Gestión Parlamentaria

UNIDAD DE MEDIDA: Informe / Evento

CANTIDAD: Fem.(0) Mas.(0) Total(2.509)

ASIGNACIÓN PRESUPUESTARIA: 510.767.093

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Proporcionar a la República Bolivariana de Venezuela una estructura jurídica acorde con las realidades sociales, políticas, económicas, ambientales y culturales del país, de modo que beneficie a la nación y sus habitantes.

OBJETIVOS ESPECÍFICOS: Formular proyectos de leyes, ejercer el control sobre el Gobierno y la Administración Pública Nacional. Fortalecer la participación ciudadana en los procesos legislativos y las investigaciones en las áreas de desarrollo del país. Transformar la práctica legislativa en una práctica que permita al pueblo soberano ser un actor fundamental y protagónico en lo referente al debate político, social, cultural, ambiental y económico.

RESULTADO: Formular proyectos de leyes, ejercer el control sobre el Gobierno y la Administración Pública Nacional, así como profundizar la relación entre la Asamblea Nacional y el Pueblo Soberano, para lograr la combinación entre la democracia, la participación y el protagonismo de estos actores, en la consolidación de la igualdad y la justicia social.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	451.424.679					451.424.679
4.02	Materiales, suministros y mercancías	15.741.099					15.741.099
4.03	Servicios no personales	33.057.139					33.057.139
4.04	Activos reales	7.771.629					7.771.629
4.07	Transferencias y donaciones	2.772.547					2.772.547
	TOTAL	**510.767.093**					**510.767.093**

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	300.000					300.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	300.000					300.000
4.07.02.02.00	Donaciones corrientes al exterior	300.000					300.000
4.07.02.02.04	Donaciones corrientes a organismos internacionales	300.000					300.000
	- I0211 Unión Interparlamentaria Mundial	300.000					300.000

PROYECTO: COD. N.E: 118442 COD. PPTO: 010054000 Gestión del Parlamento Amazónico

UNIDAD DE MEDIDA: Informe / Evento

CANTIDAD: Fem.(0) Mas.(0) Total(57)

ASIGNACIÓN PRESUPUESTARIA: 2.689.382

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Implementar acciones de integración con entes parlamentarios, organismos nacionales e internacionales relacionados con la región Amazónica.

OBJETIVOS ESPECÍFICOS: Promover y fortalecer la participación de instancias internacionales y nacionales a fin de que generen posición a favor de la preservación de las comunidades Indigenas y el medio ambiente en el Amazonas.

RESULTADO: Participaciones Nacionales e Internacionales en defensa de la región Amazónica, así como la integración de los países de la zona en lo económico, social, cultural y ambiental, a través de la ejecución de planes estratégicos, foros y eventos que cuenten con la participación de los diferentes actores sociales.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.584.962					1.584.962
4.02	Materiales, suministros y mercancías	137.000					137.000
4.03	Servicios no personales	622.420					622.420
4.04	Activos reales	45.000					45.000
4.07	Transferencias y donaciones	300.000					300.000
	TOTAL	**2.689.382**					**2.689.382**

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	300.000					300.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	300.000					300.000
4.07.02.01.00	Transferencias corrientes al exterior	300.000					300.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	300.000					300.000
	- I0122 Parlamento Amazónico.	300.000					300.000

PROYECTO: COD. N.E: 118521 COD. PPTO: 010055000 Gestión del Parlamento Indígena

UNIDAD DE MEDIDA: Informe / Evento

CANTIDAD: Fem.(0) Mas.(0) Total(157)

ASIGNACIÓN PRESUPUESTARIA: 11.227.503

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Ejecutar acciones parlamentarias que permitan fortalecer el marco jurídico que beneficie a las comunidades y pueblos indígenas del país.

OBJETIVOS ESPECÍFICOS: Incrementar la inclusión de los pueblos y comunidades indígenas de la República Bolivariana de Venezuela, a través de la participación en la generación de propuestas de leyes que garanticen su desarrollo pleno.

RESULTADO: Garantizar a las comunidades indígenas la promulgación de las leyes, costumbres y organización a fin de brindarles bienestar en los ámbitos sociales, económicos, culturales y políticos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	7.500.000					7.500.000
4.02	Materiales, suministros y mercancías	542.650					542.650
4.03	Servicios no personales	2.925.103					2.925.103
4.04	Activos reales	169.750					169.750
4.07	Transferencias y donaciones	60.000					60.000
4.11	Disminución de pasivos	30.000					30.000
	TOTAL	**11.227.503**					11.227.503

PROYECTO: COD. N.E: 118543 COD. PPTO: 010056000 Gestión del Parlamento Latinoamericano

UNIDAD DE MEDIDA: Informe / Evento

CANTIDAD: Fem.(0) Mas.(0) Total(295)

ASIGNACIÓN PRESUPUESTARIA: 33.820.819

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover la integración de las naciones latinoamericanas y caribeñas, impulsando iniciativas nacionales e internacionales, fortaleciendo al Parlamento Latinoamericano como órgano integracionista de la región.

OBJETIVOS ESPECÍFICOS: Consolidar la unificación de América Latina y el Caribe, para elevar el bienestar económico, social, educativo, ambiental, científico y tecnológico de sus pueblos.

RESULTADO: Iniciativas y marco legal para mejorar las condiciones de vida de los ciudadanos y ciudadanas de América Latina y el Caribe.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	25.471.840					25.471.840
4.02	Materiales, suministros y mercancías	1.835.840					1.835.840
4.03	Servicios no personales	5.571.139					5.571.139
4.04	Activos reales	300.000					300.000
4.07	Transferencias y donaciones	482.000					482.000
4.11	Disminución de pasivos	160.000					160.000
	TOTAL	33.820.819					33.820.819

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	172.000					172.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	172.000					172.000
4.07.02.01.00	Transferencias corrientes al exterior	172.000					172.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	172.000					172.000
	- I0242 Parlamento Latinoamericano Internacional	172.000					172.000

PROYECTO: COD. PPTO: 019999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(126.094.795)

ASIGNACIÓN PRESUPUESTARIA: 126.094.795

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Proporcionar a la República Bolivariana de Venezuela una estructura jurídica acorde con las realidades sociales, políticas, económicas, ambientales y culturales del país, de modo que beneficie a la nación y sus habitantes.

OBJETIVOS ESPECÍFICOS: Formular proyectos de leyes, ejercer el control sobre el Gobierno y la Administración Pública Nacional. Fortalecer la participación ciudadana en los procesos legislativos y las investigaciones en las áreas de desarrollo del país. Transformar la práctica legislativa en una práctica que permita al pueblo soberano ser un actor fundamental y protagónico en lo referente al debate político, social, cultural, ambiental y económico.

RESULTADO: 126.094.795

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	126.094.795					126.094.795
	TOTAL	**126.094.795**					**126.094.795**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	126.094.795					126.094.795
4.07.01.00.00	Transferencias y donaciones corrientes internas	126.094.795					126.094.795
4.07.01.03.00	Transferencias corrientes internas al sector público	126.094.795					126.094.795
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	126.094.795					126.094.795
	- A0234 Fundación Cardiovascular de la Asamblea Nacional	7.114.812					7.114.812
	- A0238 Instituto de Previsión Social del Parlamentario	71.868.778					71.868.778
	- A0420 Fundación Televisora de la Asamblea Nacional (ANTV)	42.922.668					42.922.668
	- A1603 Fundación Radio de la Asamblea Nacional (A.N. RADIO)	4.188.537					4.188.537

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	179.170.900					179.170.900
4.03	Servicios no personales	650.445					650.445
	TOTAL	**179.821.345**					**179.821.345**

ACCIÓN CENTRALIZADA: Gestión administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	23.670.003					23.670.003
4.03	Servicios no personales	23.877.757					23.877.757
4.04	Activos reales	2.803.075					2.803.075
4.07	Transferencias y donaciones	3.045.000					3.045.000
4.11	Disminución de pasivos	2.450.000					2.450.000
	TOTAL	**55.845.835**					**55.845.835**

ACCIÓN CENTRALIZADA: Previsión y protección social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	146.443.950					146.443.950
	TOTAL	**146.443.950**					**146.443.950**

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	1.080.869					1.080.869
	TOTAL	**1.080.869**					**1.080.869**

02

Contraloría General de la República

CONTRALORÍA GENERAL DE LA REPÚBLICA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Contraloría General de la República en apego a la misión encomendada por el legislador de controlar, vigilar y fiscalizar los ingresos, gastos y bienes del Estado Venezolano, lo cual implica velar por la buena gestión en todos los ámbitos de la Administración, así como del correcto uso del patrimonio público, durante el año 2013 continuará ejerciendo sus labores en el campo del control fiscal a través de la ejecución de un importante número de actuaciones en el contexto de la Auditoría de Estado y aquellas tendentes a combatir la corrupción, entre ellas, las referidas a la determinación de responsabilidades por actos hechos u omisiones que afecten el patrimonio público, la aplicación de sanciones; la atención de las denuncias de particulares y planteamientos y solicitudes de los órganos del Poder Público. Asimismo continuará con el desarrollo del cuerpo normativo y técnico requerido para el fortalecimiento del Sistema Nacional de Control Fiscal previsto en la Constitución y en consonancia con los lineamientos estratégicos, reimpulsar la participación ciudadana en el control de la gestión pública.

Las acciones en referencia demandan un continuo fortalecimiento institucional, es decir exige contar con el personal necesario para acometer las actuaciones y actividades en beneficio de la colectividad y de la buena marcha de la administración pública, a los cuales se les debe garantizar competitividad laboral y capacitación técnica. Asimismo para la gestión contralora es fundamental destinar recursos para la actualización y optimización de la plataforma tecnológica y la ampliación y mejora de las instalaciones de la institución.

El Presupuesto de Gastos para el año 2013 del Organismo Contralor, formulado con base a los criterios de austeridad y pulcritud en el manejo de los recursos públicos que caracterizan a la institución, asciende a Bs. 403.700.000, de los cuales Bs. 135.432.585 (33,54%) se destinan al pago de previsión y protección social del personal jubilado y pensionado que ha sido acreedor de ese derecho a lo largo de 74 años de vida institucional que acumula la organización.

El monto y la distribución de los recursos se corresponden con necesidades reales para mantener la operatividad de esta institución y para honrar el compromiso con los ciudadanos, dado que sobre ellos descansa el poder soberano de control y para quienes la Contraloría tiene la misión de ser el instrumento técnico en el ejercicio de su derecho a fiscalizar la correcta administración de los recursos patrimoniales de la nación, así como con las instituciones del Estado Social de Derecho y de Justicia.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
118.978	020026000	Procedimientos Especiales	Actuación			1.244	12.482.338			12.482.338
118.971	020027000	Asesoria y Apoyo	Asesoria			3.342	23.087.900			23.087.900
118.955	020028000	Control Fiscal	Actuación			463	54.311.643			54.311.643
	029999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			50.000.000	50.000.000			50.000.000
						TOTAL	**139.881.881**			**139.881.881**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
020001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	71.511.080			71.511.080
020002000	Gestión administrativa	56.874.454			56.874.454
020003000	Previsión y protección social	135.432.585			135.432.585
	TOTAL	**263.818.119**			**263.818.119**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**405**	**327**		**732**	**47.875.847**	**5.929.724**	**53.805.571**
Altos Funcionarios y de Elección Popular	1			1	294.768		294.768
Alto Nivel y de Dirección	1			1	245.640		245.640
Profesional y Técnico	182	92		274	19.406.615	2.533.543	21.940.158
Personal Administrativo	217	192		409	26.285.820	3.240.565	29.526.385
Obrero	4	43		47	1.643.004	155.616	1.798.620
Personal Fijo a Tiempo Parcial	**3**			**3**	**70.098**		**70.098**
Personal Administrativo	3			3	70.098		70.098
Personal Contratado	**13**	**7**		**20**	**1.286.268**		**1.286.268**
Personal Administrativo	13	7		20	1.286.268		1.286.268
TOTAL	**421**	**334**		**755**	**49.232.213**	**5.929.724**	**55.161.937**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**226**	**44**	**270**	**10.568.503**
Obreros	1	9	10	319.560
Empleados	225	35	260	10.248.943
Jubilados	**835**	**588**	**1.423**	**124.864.082**
Obreros	19	149	168	5.618.724
Empleados	816	439	1.255	119.245.358
TOTAL	**1.061**	**632**	**1.693**	**135.432.585**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	145.230.621			145.230.621
4.02	Materiales, suministros y mercancías	9.403.530			9.403.530
4.03	Servicios no personales	42.428.826			42.428.826
4.04	Activos reales	20.269.438			20.269.438
4.07	Transferencias y donaciones	185.567.585			185.567.585
4.11	Disminución de pasivos	800.000			800.000
	TOTAL	**403.700.000**			**403.700.000**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	50.000.000			50.000.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	50.000.000			50.000.000
4.07.01.03.00	Transferencias corrientes internas al sector público	50.000.000			50.000.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	50.000.000			50.000.000
	- A0398 Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)	10.000.000			10.000.000
	- A0416 Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)	40.000.000			40.000.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	75.000			75.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	75.000			75.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	75.000			75.000
4.07.01.01.73	Subsidios a instituciones benéficas privadas	60.000			60.000
	- S0312 Cruz Roja de Venezuela	15.000			15.000
	- S0518 Fundación Amigos del Niño con Cáncer.	15.000			15.000
	- S0756 Hospital San Juan de Dios.	15.000			15.000
	- S0926 Sociedad Anticancerosa de Venezuela	15.000			15.000
4.07.01.01.76	Subsidios a entidades religiosas	15.000			15.000
	- S1897 Asociación Civil Red de Casas Don Bosco	15.000			15.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	60.000			60.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	60.000			60.000
4.07.02.01.00	Transferencias corrientes al exterior	60.000			60.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	60.000			60.000
	- I0115 Organización Latinoamericana del Caribe de Entidades Fiscalizadoras Superiores (OLACEFS)	40.000			40.000
	- I0116 Organización Internacional de Entidades Fiscalizadoras Superiores (INTOSAI)	20.000			20.000

PROYECTO: COD. N.E: 118978 COD. PPTO: 020026000 Procedimientos Especiales

UNIDAD DE MEDIDA: Actuación

CANTIDAD: Fem.(0) Mas.(0) Total(1.244)

ASIGNACIÓN PRESUPUESTARIA: 12.482.338

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Contribuir con el fortalecimiento de la vigilancia, fiscalización y control de la administración pública, su eficacia, eficiencia y transparencia, detectando hechos, acciones u omisiones que sean indicios de manejo indebido de recursos públicos.

OBJETIVOS ESPECÍFICOS: Incrementar la cantidad y calidad de nuestras acciones fiscales. Contribuir con el mejoramiento continuo de la eficacia, efectividad y transparencia de la administración pública. Mejorar la proporción de actuaciones fiscales efectivas, derivadas de actuaciones de control.

RESULTADO: Sanciones fiscales eficientes oportunas y ejemplarizantes.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	11.855.738					11.855.738
4.02	Materiales, suministros y mercancías	382.000					382.000
4.03	Servicios no personales	244.600					244.600
	TOTAL	12.482.338					12.482.338

PROYECTO: COD. N.E: 118971 COD. PPTO: 020027000 Asesoría y Apoyo

UNIDAD DE MEDIDA: Asesoría

CANTIDAD: Fem.(0) Mas.(0) Total(3.342)

ASIGNACIÓN PRESUPUESTARIA: 23.087.900

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Fortalecer el papel de la CGR como órgano rector del Sistema Nacional de Control Fiscal, prestando un servicio de calidad a través de asesorías y apoyo en los aspectos jurídicos y técnicos relacionados con el control fiscal.

OBJETIVOS ESPECÍFICOS: Prestar asistencia de calidad en los aspectos técnicos del control fiscal. Prestar asistencia de calidad en los aspectos jurídicos del control fiscal.

RESULTADO: Normas, consultas, asesorías e instrumentos técnicos y jurídicos, orientados a estandarizar y fortalecer el ejercicio del control en el Sistema Nacional de Control Fiscal.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	15.332.225					15.332.225
4.02	Materiales, suministros y mercancías	670.080					670.080
4.03	Servicios no personales	6.972.595					6.972.595
4.04	Activos reales	53.000					53.000
4.07	Transferencias y donaciones	60.000					60.000
	TOTAL	**23.087.900**					**23.087.900**

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	60.000					60.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	60.000					60.000
4.07.02.01.00	Transferencias corrientes al exterior	60.000					60.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	60.000					60.000
	- I0115 Organización Latinoamericana del Caribe de Entidades Fiscalizadoras Superiores (OLACEFS)	40.000					40.000
	- I0116 Organización Internacional de Entidades Fiscalizadoras Superiores (INTOSAI)	20.000					20.000

PROYECTO: COD. N.E: 118955 COD. PPTO: 020028000 Control Fiscal

UNIDAD DE MEDIDA: Actuación

CANTIDAD: Fem.(0) Mas.(0) Total(463)

ASIGNACIÓN PRESUPUESTARIA: 54.311.643

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Contribuir con el fortalecimiento de la vigilancia, fiscalización y control de la administración pública, su eficacia, eficiencia y transparencia, detectando hechos, acciones u omisiones que sean indicios de manejo indebido de recursos públicos.

OBJETIVOS ESPECÍFICOS: Lograr con nuestras actuaciones de control realizadas en atención a las denuncias recibidas, a la planificación anual de control sobre los sectores sociales y productivos del pais y a los resultados de ejercicios anteriores; el mejoramiento contínuo de la administración pública para conseguir una mayor eficacia, eficiencia y transparencia en la función del Estado.

RESULTADO: Observaciones y recomendaciones orientadas a mejorar significativamente en el corto y mediano plazo los resultados operativos de los entes en los cuales se realicen las actuaciones, contribuyendo así a mejorar las situaciones de las áreas estratégicas seleccionadas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	49.803.223					49.803.223
4.02	Materiales, suministros y mercancías	1.454.120					1.454.120
4.03	Servicios no personales	3.054.300					3.054.300
	TOTAL	**54.311.643**					**54.311.643**

PROYECTO: COD. PPTO: 029999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolivar

CANTIDAD: Fem.(0) Mas.(0) Total(50.000.000)

ASIGNACIÓN PRESUPUESTARIA: 50.000.000

DIRECTRIZ ESTRATÉGICA: No Aplica

OBJETIVO ESTRATÉGICO: NO DEFINIDO

OBJETIVOS ESPECÍFICOS: NO DEFINIDO

RESULTADO: 50.000.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	50.000.000					50.000.000
	TOTAL	**50.000.000**					**50.000.000**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	Presupuesto 2013
4.07.00.00.00	Transferencias y donaciones	50.000.000					50.000.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	50.000.000					50.000.000
4.07.01.03.00	Transferencias corrientes internas al sector público	50.000.000					50.000.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	50.000.000					50.000.000
	- A0398 Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)	10.000.000					10.000.000
	- A0416 Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)	40.000.000					40.000.000

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	68.239.435					68.239.435
4.03	Servicios no personales	3.271.645					3.271.645
	TOTAL	71.511.080					71.511.080

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	6.897.330					6.897.330
4.03	Servicios no personales	28.885.686					28.885.686
4.04	Activos reales	20.216.438					20.216.438
4.07	Transferencias y donaciones	75.000					75.000
4.11	Disminución de pasivos	800.000					800.000
	TOTAL	56.874.454					56.874.454

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	75.000					75.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	75.000					75.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	75.000					75.000
4.07.01.01.73	Subsidios a instituciones benéficas privadas	60.000					60.000
	- S0312 Cruz Roja de Venezuela	15.000					15.000
	- S0518 Fundación Amigos del Niño con Cáncer.	15.000					15.000
	- S0756 Hospital San Juan de Dios.	15.000					15.000
	- S0926 Sociedad Anticancerosa de Venezuela	15.000					15.000
4.07.01.01.76	Subsidios a entidades religiosas	15.000					15.000
	- S1897 Asociación Civil Red de Casas Don Bosco	15.000					15.000

ACCIÓN CENTRALIZADA: Previsión y protección social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	135.432.585					135.432.585
	TOTAL	**135.432.585**					**135.432.585**

03

Consejo Nacional Electoral

CONSEJO NACIONAL ELECTORAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Consejo Nacional Electoral, en su carácter rector del Poder Electoral venezolano, ha diseñado una serie de proyectos y actividades para el ejercicio económico financiero 2013, con miras a consolidar su accionar en las áreas medulares de competencia establecidas en la Constitución de la República Bolivariana de Venezuela. El evento Elecciones Municipales 2013 está llamado a ser el episodio de participación política más importante del año.

Desde su creación, el Poder Electoral ha brindado a las ciudadanas y ciudadanos sólidas herramientas que han permitido instrumentar un proceso de fortalecimiento continuo tanto del sistema electoral como de la democracia. Se continúa marcando la pauta para el desarrollo de comicios 100% automatizados, confiables y seguros.

Se acentúa el proceso de transferencia del Registro Civil venezolano al Consejo Nacional Electoral, otra de las actividades más destacadas durante el ejercicio económico 2013. Con la premisa de brindar un servicio permanente y de alta calidad, la transferencia de competencias irá generando un sistema automatizado de gestión de la data contenida en los libros de registro, optimizando la administración del mismo, con la consecuente prestación de un servicio tecnificado, oportuno e incluyente.

En su rol de promotor de la participación de las ciudadanas y ciudadanos en los asuntos públicos, el Poder Electoral continuará potenciando la creación de políticas que permitan generar espacios de encuentro para el intercambio de ideas propuestas, todo con el objeto de fortalecer la democracia y soberanía. En este mismo sentido, avanza la consolidación del Instituto de Altos Estudios del Poder Electoral -IAEPE-, instancia llamada a ocupar un lugar de relevancia en la investigación, formación y publicación de la materia electoral, registro civil y aquellas áreas del conocimiento involucradas con las competencias, funciones y atribuciones del Poder Electoral.

Se presentan 9 proyectos institucionales que realizan su objeto, alcance y competencias, formulados con estricto apego a los principios y garantías constitucionales descritas para este Poder Público Nacional. Los mismos son: Elecciones y/o Consultas 2013; Inscripción y Actualización del Registro Electoral Año 2013; Transferencia del Servicio Público de Registro Civil al Poder Electoral; Plan de Fiscalización y Divulgación de Normas de Campaña Electoral Año 2013; Plan de Contacto Popular con la Tecnología Electoral Elecciones Municipales 2013; Difusión de Mensajes Publicitarios e Institucionales en Medios de Comunicación; Sistema Sustentable de Gestión Documental; Formación Electoral en el Sistema Educativo Venezolano para la Consolidación de la Democracia Participativa y Protagónica; Desconcentración Municipal, Parroquial y Comunal del Poder Electoral.

La democracia venezolana debe ser considerada en función de la satisfacción y confiabilidad de las electoras y los electores en su sistema de votación y toda inversión que se realice para consolidarla, se verá reflejada en una mayor participación. El Poder Electoral es fuente creadora de los Poderes Públicos y nos debemos a las venezolanas y los venezolanos que cada vez más creen, participan y hacen democracia.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta: Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Fuente de Financiamiento: Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	Presupuesto 2013
119.455	030078000	Desconcentración Municipal, Parroquial y Comunal del Poder Electoral.	Centro Aperturado			42	500.000			500.000
119.449	030079000	Formación Electoral en el Sistema Educativo Venezolano para la Consolidación de la Democracia Participativa y Protagónica.	Plan de Capacitación			1	500.000			500.000
119.408	030080000	Sistema Sustentable de Gestión Documental.	Sistema de Funcionamiento			1	500.000			500.000
119.416	030081000	Difusión de mensajes publicitarios e institucionales en medios de comunicación	Mensaje Transmitido			25.720	10.656.800			10.656.800
119.448	030082000	Plan de Contacto Popular con la Tecnología Electoral Elecciones Municipales 2013.	Plan			1	255.000			255.000
119.412	030083000	Plan de Fiscalización y Divulgación de Normas de Campaña Electoral Año 2013	Plan			1	2.690.425			2.690.425
119.442	030084000	Transferencia del Servicio Público de Registro Civil al Poder Electoral	Servicio			1	11.579.487			11.579.487
119.417	030085000	Inscripción y Actualización del Registro Electoral Año 2013	Centro de Actualización			106	35.887.730			35.887.730
119.410	030086000	Elecciones y/o Consultas 2013.	Elección			1	93.034.259			93.034.259
	039999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			1.932.783	1.932.783			1.932.783
						TOTAL	**157.536.484**			**157.536.484**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
030001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.497.830.576			1.497.830.576
030002000	Gestión administrativa	365.382.413			365.382.413
030003000	Previsión y protección social	499.595.721			499.595.721
	TOTAL	2.362.808.710			2.362.808.710

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos F	M	V	Total	Sueldos/Salarios	Compensaciones	Presupuesto 2013
Personal Fijo a Tiempo Completo	**1.342**	**1.808**	**339**	**3.489**	**318.230.180**	**63.099.989**	**381.330.169**
Altos Funcionarios y de Elección Popular	4	4		8	2.730.236		2.730.236
Profesional y Técnico	940	988	277	2.205	207.858.912	59.764.349	267.623.261
Personal Administrativo	299	627		926	90.962.832		90.962.832
Obrero	99	189	62	350	16.678.200	3.335.640	20.013.840
Personal Contratado	**920**	**956**		**1.876**	**79.948.047**	**0**	**79.948.047**
Profesional y Técnico	845	842		1.687	69.190.909		69.190.909
Personal Administrativo	29	59		88	5.990.688		5.990.688
Obrero	46	55		101	4.766.450		4.766.450
TOTAL	**2.262**	**2.764**	**339**	**5.365**	**398.178.227**	**63.099.989**	**461.278.216**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas F	M	Total	Presupuesto 2013
Pensionados	**158**	**235**	**393**	**50.239.202**
Altos Funcionarios y de Elección Popular	7	7	14	3.360.000
Obreros	60	92	152	13.644.000
Empleados	91	136	227	33.235.202
Jubilados	**1.065**	**1.084**	**2.149**	**448.110.635**
Altos Funcionarios y de Elección Popular	15	9	24	7.488.000
Obreros	450	400	850	108.375.000
Empleados	600	675	1.275	332.247.635
TOTAL	**1.223**	**1.319**	**2.542**	**498.349.837**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.580.623.049			1.580.623.049
4.02	Materiales, suministros y mercancías	56.084.668			56.084.668
4.03	Servicios no personales	351.451.484			351.451.484
4.04	Activos reales	30.547.850			30.547.850
4.07	Transferencias y donaciones	501.638.143			501.638.143
	TOTAL	2.520.345.194			2.520.345.194

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.988.306			2.988.306
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.988.306			2.988.306
4.07.01.03.00	Transferencias corrientes internas al sector público	2.988.306			2.988.306
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.988.306			2.988.306
	- A0248 Fundación Instituto de Altos Estudios del Poder Electoral	2.988.306			2.988.306

PROYECTO: COD. N.E: 119455 COD. PPTO: 030078000 Desconcentración Municipal, Parroquial y Comunal del Poder Electoral.

UNIDAD DE MEDIDA: Centro Aperturado

CANTIDAD: Fem.(0) Mas.(0) Total(42)

ASIGNACIÓN PRESUPUESTARIA: 500.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Fortalecer y consolidar el esquema institucional del Poder Electoral.

OBJETIVOS ESPECÍFICOS: Implementar el proceso de desconcentración del Poder Electoral a nivel municipal, parroquial y comunal.

RESULTADO: Cuarenta y dos (42) Centros de Atención instrumentados.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	391.080					391.080
4.02	Materiales, suministros y mercancías	56.930					56.930
4.03	Servicios no personales	51.990					51.990
	TOTAL	500.000					500.000

PROYECTO: COD. N.E: 119449 COD. PPTO: 030079000 Formación Electoral en el Sistema Educativo Venezolano para la Consolidación de la Democracia Participativa y Protagónica.

UNIDAD DE MEDIDA: Plan de Capacitación

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 500.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Fomentar el desarrollo de una cultura política ciudadana con criterio y sentido ético, sustentada en derechos y responsabilidades.

OBJETIVOS ESPECÍFICOS: Diseñar e implantar programas y espacios de formación electoral en los subsistemas, niveles y modalidades que conforman el sistema educativo venezolano, a fin de consolidar la democracia participativa y protagónica, en sus bases filosóficas y pedagógicas.

RESULTADO: Diseño instruccional del proceso de formación electoral.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	382.500					382.500
4.02	Materiales, suministros y mercancías	40.927					40.927
4.03	Servicios no personales	76.573					76.573
	TOTAL	500.000					500.000

PROYECTO: COD. N.E: 119408 COD. PPTO: 030080000 Sistema Sustentable de Gestión Documental.

UNIDAD DE MEDIDA: Sistema de Funcionamiento

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 500.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Fortalecer y consolidar el esquema institucional del Poder Electoral.

OBJETIVOS ESPECÍFICOS: Implementar un sistema automatizado de gestión de documentos que permita reducir los costos de gastos operativos en recursos materiales y hacer más eficiente las comunicaciones, junto a la promoción del buen uso de los recursos tecnológicos.

RESULTADO: Sistema automatizado de gestión documental instrumentado.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	10.071					10.071
4.03	Servicios no personales	483.553					483.553
4.04	Activos reales	6.376					6.376
	TOTAL	**500.000**					**500.000**

PROYECTO: COD. N.E: 119416 COD. PPTO: 030081000 Difusión de mensajes publicitarios e institucionales en medios de comunicación

UNIDAD DE MEDIDA: Mensaje Transmitido

CANTIDAD: Fem.(0) Mas.(0) Total(25.720)

ASIGNACIÓN PRESUPUESTARIA: 10.656.800

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Fomentar el desarrollo de una cultura política ciudadana con criterio y sentido ético, sustentada en derechos y responsabilidades

OBJETIVOS ESPECÍFICOS: Posicionar al Consejo Nacional Electoral como un árbitro confiable, transparente y seguro; además como una institución eficaz en la tramitación de documentos vitales de las ciudadanas y ciudadanos

RESULTADO: Difundir mensajes relacionados a todas las competencias del Consejo Nacional Electoral, con énfasis en los procesos electorales previstos para el año 2013.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	10.531.800					10.531.800
4.04	Activos reales	125.000					125.000
	TOTAL	**10.656.800**					**10.656.800**

PROYECTO: COD. N.E: 119448 COD. PPTO: 030082000 Plan de Contacto Popular con la Tecnología Electoral Elecciones Municipales 2013.

UNIDAD DE MEDIDA: Plan

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 255.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Fomentar el desarrollo de una cultura política ciudadana con criterio y sentido ético, sustentada en derechos y responsabilidades.

OBJETIVOS ESPECÍFICOS: Fortalecer y crear mecanismos institucionales que privilegien la participación popular.

RESULTADO: Plan de Contacto Popular con la Tecnología Electoral ejecutado.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	255.000					255.000
	TOTAL	**255.000**					**255.000**

PROYECTO: COD. N.E: 119412 COD. PPTO: 030083000 Plan de Fiscalización y Divulgación de Normas de Campaña Electoral Año 2013

UNIDAD DE MEDIDA: Plan

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 2.690.425

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Optimizar los procesos que contribuyen y garantizan el ejercicio democrático de ciudadanía y derechos politicos.

OBJETIVOS ESPECÍFICOS: Garantizar el cumplimiento de la normativa electoral establecida para la campaña electoral "Elecciones Municipales 16 de abril 2013", mediante el establecimiento de una red de agentes que vigilen, verifiquen y difundan la norma.

RESULTADO: Plan de Fiscalización del año 2013.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.181.933					1.181.933
4.03	Servicios no personales	1.436.867					1.436.867
4.04	Activos reales	71.625					71.625
	TOTAL	2.690.425					2.690.425

PROYECTO: COD. N.E: 119442 COD. PPTO: 030084000 Transferencia del Servicio Público de Registro Civil al Poder Electoral

UNIDAD DE MEDIDA: Servicio

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 11.579.487

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Consolidar la operatividad del Registro Civil dentro de la estructura del Poder Electoral y su articulación con el Registro Electoral.

OBJETIVOS ESPECÍFICOS: Garantizar a la población la prestación del Servicio Público de Registro Civil, a través de la inscripción de los hechos vitales y el registro de actos jurídicos, consolidando la organización, administración y funcionamiento de este servicio público esencial, bajo la estructura del Consejo Nacional Electoral, conforme a las disposiciones de la Ley Orgánica de Registro Civil, haciendo efectiva la existencia legal de todos y cada uno de los habitantes de la República Bolivariana de Venezuela.

RESULTADO: Un Servicio Público de Registro Civil, adecuado a las disposiciones de la LORC en óptimas condiciones.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	5.863.088					5.863.088
4.02	Materiales, suministros y mercancías	1.998.370					1.998.370
4.03	Servicios no personales	3.718.029					3.718.029
	TOTAL	11.579.487					11.579.487

PROYECTO: COD. N.E: 119417 COD. PPTO: 030085000 Inscripción y Actualización del Registro Electoral Año 2013

UNIDAD DE MEDIDA: Centro de Actualización

CANTIDAD: Fem.(0) Mas.(0) Total(106)

ASIGNACIÓN PRESUPUESTARIA: 35.887.730

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Consolidar la operatividad del Registro Civil dentro de la estructura del Poder Electoral y su articulación con el Registro Electoral.

OBJETIVOS ESPECÍFICOS: Implantar los mecanismos necesarios para la Inscripción, actualización y Depuración de las electoras y electores en el Registro Electoral.

RESULTADO: Centros de Inscripción y Actualización para la inscripción, actualización y depuración de la data de las electoras y electores en el Registro Electoral.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	9.210.128					9.210.128
4.02	Materiales, suministros y mercancías	2.072.616					2.072.616
4.03	Servicios no personales	24.604.986					24.604.986
	TOTAL	**35.887.730**					**35.887.730**

PROYECTO: COD. N.E: 119410 COD. PPTO: 030086000 Elecciones y/o Consultas 2013.

UNIDAD DE MEDIDA: Elección

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 93.034.259

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Optimizar los procesos que contribuyen y garantizan el ejercicio democrático de ciudadania y derechos politicos.

OBJETIVOS ESPECÍFICOS: Garantizar la celebración de procesos de participación cívica a nivel municipal, con altos niveles de eficacia y eficiencia, 100% automatizados y con un nivel óptimo de participación de las electoras y electores inscritos en el Registro Electoral.

RESULTADO: Realización del proceso comicial correspondiente a la elección de las alcaldesas o alcaldes, los representantes de los Cabildos Metropolitanos, y las concejalas y concejales de los trescientos treinta y cinco (335) municipios.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	80.784.566					80.784.566
4.02	Materiales, suministros y mercancías	925.415					925.415
4.03	Servicios no personales	11.031.018					11.031.018
4.04	Activos reales	293.260					293.260
	TOTAL	**93.034.259**					**93.034.259**

PROYECTO: COD. PPTO: 039999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolivar

CANTIDAD: Fem.(0) Mas.(0) Total(1.932.783)

ASIGNACIÓN PRESUPUESTARIA: 1.932.783

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Formar una nueva cultura política basada en la conciencia solidaria del ciudadano, de sus derechos y responsabilidades.

OBJETIVOS ESPECÍFICOS: Asegurar el óptimo funcionamiento de la Fundación Instituto de Altos Estudios del Poder Electoral, ente adscrito al Consejo Nacional Electoral.

RESULTADO: 1.932.783

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	1.932.783					1.932.783
	TOTAL	**1.932.783**					**1.932.783**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	1.932.783					1.932.783
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.932.783					1.932.783
4.07.01.03.00	Transferencias corrientes internas al sector público	1.932.783					1.932.783
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.932.783					1.932.783
	- A0248 Fundación Instituto de Altos Estudios del Poder Electoral	1.932.783					1.932.783

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.483.991.687					1.483.991.687
4.03	Servicios no personales	13.838.889					13.838.889
TOTAL		**1.497.830.576**					**1.497.830.576**

ACCIÓN CENTRALIZADA: Gestión administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	49.798.406					49.798.406
4.03	Servicios no personales	284.176.895					284.176.895
4.04	Activos reales	30.051.589					30.051.589
4.07	Transferencias y donaciones	1.355.523					1.355.523
TOTAL		**365.382.413**					**365.382.413**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	1.055.523					1.055.523
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.055.523					1.055.523
4.07.01.03.00	Transferencias corrientes internas al sector público	1.055.523					1.055.523
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.055.523					1.055.523
	- A0248 Fundación Instituto de Altos Estudios del Poder Electoral	1.055.523					1.055.523

ACCIÓN CENTRALIZADA: Previsión y protección social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	1.245.884					1.245.884
4.07	Transferencias y donaciones	498.349.837					498.349.837
	TOTAL	**499.595.721**					**499.595.721**

06

Ministerio del Poder Popular para Relaciones Exteriores

MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Con base en el artículo 236 de la Constitución de la República Bolivariana de Venezuela, es atribución del Presidente o Presidenta de la República, dirigir las relaciones y política exterior de la Nación, así como celebrar y ratificar los tratados, convenios o acuerdos internacionales. Corresponde al Ministerio del Poder Popular para Relaciones Exteriores (Mppre), formular las políticas y ampliar o mejorar el régimen jurídico, relativo a las relaciones del Estado con otros Estados y personas, o instituciones jurídicas de derecho internacional, la representación diplomática y consular del Estado, los temas de soberanía, limites y asuntos fronterizos, que incluye la demarcación del territorio nacional, colaborar con otras instituciones del gobierno, responsables de las actividades políticas, económicas, culturales y sociales y de aquellas que, dentro de ese marco, considere de forma más puntual, por ejemplo: territoriales, derechos humanos, científica, tecnológica, entre otras.

A través del impulso del Presidente de la República, el apoyo de la Cancillería y los órganos y entes de la Administración Pública, la República Bolivariana de Venezuela ha tenido un avance importante en su posicionamiento en la geopolítica internacional, logros que se han tejido a causa de la formulación y puesta en práctica de políticas y estrategias bien definidas y orientadas, que han permitido fundamentalmente el fortalecimiento de la soberanía nacional y la integración latinoamericana, la promoción de nuevos paradigmas, que conlleven hacia un mundo pluripolar y el comienzo de la diversificación de las relaciones internacionales, que se constituyen en un punto importante de nuestra política exterior.

En tal sentido, se contextualiza que de acuerdo a nuestra realidad, en materia de política exterior, se deben profundizar los esquemas que permitan una sistematización objetiva de las actuaciones, para lograr el eficiente desarrollo de las estrategias y así contribuir al quiebre definitivo de la ya afectada hegemonía unipolar; se comience a visualizar la justicia social, la solidaridad y las garantías de paz, el respeto de las libertades de pensamiento, religión y la autodeterminación de los pueblos.

En este marco, el Ministerio del Poder Popular para Relaciones Exteriores, aplicará para el ejercicio 2013, una política presupuestaria comprensible, factible y dinámica, cumpliendo con los criterios recomendados por los órganos rectores en materia de planificación y presupuesto, atendiendo las perspectivas de las variables, que representen el equilibrio de ingresos y gastos en dicho ejercicio, considerando las limitaciones fiscales existentes; orientando la aplicación de los recursos disponibles con criterio de austeridad, maximizando la eficiencia en el gasto, de acuerdo con lo establecido en el Decreto N° 6.649, mediante el cual se dictó el Instructivo Presidencial para la Eliminación del Gasto Suntuario o Superfluo en el Sector Público Nacional.

El Plan Operativo Anual Institucional (POAI) 2013, como expresión de la planificación operativa e instrumento de registros, permitirá concretar las líneas definidas en el Plan Estratégico del Ministerio del Poder Popular para Relaciones Exteriores, siguiendo las directrices y pautas metodológicas del Ministerio del Poder Popular de Planificación y Finanzas, referidas a la formulación de los proyectos estratégicos e institucionales, así como las acciones centralizadas que le sirven de apoyo.

Los proyectos formulados para el ejercicio fiscal 2013, parten del enfoque estratégico planteado en las Líneas Generales del Proyecto Nacional Plan Simón Bolívar - Primer Plan Socialista – PPS – del Desarrollo Económico y Social de la Nación 2007-2013. Es en la Nueva Geopolítica Internacional, donde el Ministerio desarrolla los elementos fundamentales de la gestión para el ejercicio 2013, basado en los objetivos estratégicos institucionales. Para el logro de estos, las prioridades contenidas en el POAI y anteproyecto de Presupuesto 2013, hacen énfasis en el papel de la política exterior venezolana, equiparable a la política de seguridad y defensa del Estado.

Los objetivos estratégicos institucionales, se logran alcanzando los objetivos específicos de los proyectos, para disponer de las herramientas de productividad en la gestión, que incluya al personal idóneo, a fin de ejecutar la política exterior de Venezuela y coordinando las acciones que deben ejecutar sus misiones diplomáticas en el exterior; de manera muy especial los planteamientos de las propuestas socialistas, que permitan fortalecer los mecanismos y entes de participación política, económica y social, a nivel internacional.

En este sentido, se pretende contrarrestar, diplomática e intensivamente, la presión internacional frente a la Revolución Bolivariana, reafirmando la capacidad instalada en el exterior (misiones diplomáticas, consulares, representaciones permanentes, Institutos Venezolanos de Cooperación y Cultura (IVCC) y Centros Culturales, estableciendo mancomunidades y redes de cooperación diplomática y consular, como mecanismos inéditos para maximizar y financiar las oportunidades de negociación diplomática, compuestas por iniciativas inherentes a las áreas de cooperación e intercambio, de alto valor estratégico y geopolítico; diseñando y consolidando a su vez, una base de datos que garantice el flujo de información permanente y actualizada entre el Mppre y las misiones en el exterior, promoviendo los instrumentos de integración como la Alianza Bolivariana para los Pueblos de América (ALBA), la Unión de Naciones Suramericanas (Unasur), la Comunidad de Estados Latinoamericanos y Caribeños (Celac) y el Mercado Común del Sur (Mercosur), como una vía para frenar la ofensiva contra el orden impuesto por el imperio e impulsar y fortalecer la diplomacia de los pueblos, a favor de movimientos sociales anti hegemónicos.

Conformación de los Proyectos Estratégicos

Para el año 2013, el Ministerio ejecutará un conjunto de proyectos estratégicos, cuyo objetivo principal es fortalecer la soberanía nacional, vigorizando y ampliando las alianzas, orientadas a la conformación del bloque geopolítico regional y de un mundo multipolar, para lo cual se desarrollarán los proyectos siguientes:

1. Ejecución de iniciativas estratégicas de alto impacto geopolítico en el exterior, por parte de nuestras misiones diplomáticas, oficinas consulares y representaciones permanentes ante organismos internacionales.

Objetivo General:

Garantizar la ejecución eficiente de iniciativas estratégicas de alto impacto que redunden en beneficios para la Nación.

2. Fortalecimiento de las actuaciones diplomáticas y consulares de nuestras misiones diplomáticas, oficinas consulares y representaciones permanentes ante los organismos internacionales acreditadas en el exterior.

Objetivo General:

Fortalecer las actuaciones diplomáticas y consulares de las misiones diplomáticas, oficinas consulares y representaciones permanentes ante los organismos internacionales, para posicionar los logros revolucionarios alcanzados por Venezuela, así como hacer frente a los intereses hegemónicos de la potencia imperialista.

3. Reimpulso del intercambio cultural, educativo y científico, hacia la internacionalización del pensamiento bolivariano.

Objetivo General:

Reimpulsar el intercambio cultural, educativo y científico, a fin de aumentar el impacto generado por la Revolución Bolivariana en el exterior.

4. Fortalecimiento de la presencia de la República Bolivariana de Venezuela en América Latina y el Caribe y el afianzamiento de los vínculos políticos con las áreas geoestratégicas del continente.

Objetivo General:

Fortalecer la presencia de la República Bolivariana de Venezuela en América Latina y el Caribe, estableciendo mayores vínculos de integración.

5. Fortalecimiento de la presencia de la República Bolivariana de Venezuela en África y afianzamiento de los vínculos políticos con las áreas geoestratégicas del continente.

Objetivo General:

Fortalecer la presencia de la República Bolivariana de Venezuela en el continente africano a través del impulso de la Cooperación Sur – Sur en los siguientes ejes: agrícola, minero, hidrocarburos, ciencia y tecnología, comercio, salud y transporte.

6. Fortalecimiento de la presencia de la República Bolivariana de Venezuela en Asia, Medio Oriente y Oceanía y el afianzamiento de los vínculos políticos con las áreas geoestratégicas del continente.

Objetivo General:

Fortalecer la presencia de la República de Venezuela en Asia, Medio Oriente y Oceanía para el afianzamiento de los vínculos socio-económicos, culturales y políticos con las áreas geoestratégicas del continente.

7. Fortalecimiento de la presencia de la República Bolivariana de Venezuela en Europa y afianzamiento de los vínculos de reciprocidad y relacionamiento político con las áreas geoestratégicas del continente.

Objetivo General:

Fortalecer la presencia de la República Bolivariana de Venezuela en los países de Europa, afianzando los vínculos de reciprocidad y relacionamiento autodeterminado.

8. Fortalecimiento de la presencia de la República Bolivariana de Venezuela en América del Norte y el afianzamiento de los vínculos políticos con las áreas geoestratégicas del continente.

Objetivo General:

Fortalecer la presencia de la República Bolivariana de Venezuela en los países de América del Norte, neutralizando así los diversos ataques hacia la Nación, por parte de dichos países.

9. Identificación del límite internacional en la frontera fluvial del Río Arauca con la República de Colombia, mediante la elaboración de estudios multidisciplinarios y de campo.

Objetivo General:

Identificar en una primera fase los primeros 10 km del límite internacional, en la frontera fluvial del Río Arauca con la República de Colombia, a través de estudios multidisciplinarios.

10. Consolidación de la planificación estratégica de los Despachos de Viceministros, con sus misiones diplomáticas y oficinas consulares.

Objetivo General:

Consolidar la planificación estratégica entre los Despachos de Viceministros, con las misiones diplomáticas y oficinas consulares para fortalecer la política exterior venezolana.

11. Consolidación y fortalecimiento de la cooperación internacional y las relaciones económicas internacionales, como instrumentos de soberanía política y productiva para la construcción del socialismo bolivariano.

Objetivo General:
Fortalecer la cooperación internacional y las relaciones económicas internacionales, para que sean insumo de la soberanía política y productiva.

12. Fortalecimiento de la presencia de la República Bolivariana de Venezuela en los organismos multilaterales y en los foros de diálogo y concertación política, particularmente en materia de integración.

Objetivo General:
Fortalecer la política exterior de la República Bolivariana de Venezuela en el ámbito multilateral, permitiendo la transformación de los sistemas internacionales de concertación política, cooperación e integración.

13. Reimpulso de la nueva institucionalidad bolivariana en el Ministerio del Poder Popular para Relaciones Exteriores.

Objetivo General:

Reimpulsar la nueva institucionalidad bolivariana en el Ministerio del Poder Popular para Relaciones Exteriores, con la finalidad de fortalecer la política exterior venezolana.

14. Empoderamiento de las comunidades, a través de su participación activa en la planificación pública y popular de la política exterior.

Objetivo General:

Empoderar las comunidades, a través de la participación activa y protagónica en la planificación de la política exterior.

15. Modernización y fortalecimiento de las instalaciones del Ministerio del Poder Popular para Relaciones Exteriores.

Objetivo General:

Aumentar la capacidad operativa, administrativa y sustantiva del MPPRE, a través de instalaciones en óptimo estado.

16. Readecuación de edificaciones y sedes en el exterior fortaleciendo la política exterior de Venezuela.

Objetivo General:

Readecuar las sedes e instalaciones del Ministerio del Poder Popular para Relaciones Exteriores, aumentando la eficiencia de gestión en la política exterior de Venezuela.

17. Formación integral, permanente y especializada en relaciones internacionales y política exterior, para el personal que labora en el Ministerio del Poder Popular para Relaciones Exteriores, organismos gubernamentales y colectivos organizados.

Objetivo General:

Desarrollar la formación integral especializada, a los futuros diplomáticos bolivarianos, personal que labora en el Ministerio del Poder Popular para Relaciones Exteriores, organismos gubernamentales así como también a los colectivos organizados.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
N.E.	Ppto.		Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
				Fem.	Masc.	Total				
119.132	060024000	Readecuación de edificaciones y sedes en el exterior, fortaleciendo la política exterior de Venezuela	Inmueble acondicionado			10	3.900.000			3.900.000
119.123	060027000	Modernización y fortalecimiento de las instalaciones del Ministerio del Poder Popular para Relaciones Exteriores	Informe			306	23.457.000			23.457.000
119.124	060028000	Empoderamiento de las comunidades, a través de su participación activa en el proceso de la planificación pública y popular de la política exterior	Informe técnico			10	1.000.000			1.000.000
119.163	060029000	Reimpulso de la nueva institucionalidad bolivariana en el Ministerio del Poder Popular para Relaciones Exteriores	Informe técnico			103	9.038.247			9.038.247
119.164	060030000	Fortalecimiento de la presencia de la República Bolivariana de Venezuela en los organismos multilaterales y en los foros de diálogo y concertación política, particularmente en materia de integración	Informe técnico			13	16.454.000			16.454.000
119.099	060031000	Consolidación y fortalecimiento de la cooperación internacional y las relaciones económicas internacionales, como instrumentos de soberanía política y productiva para la construcción del socialismo bolivariano	Informe de ejecución			4	850.000			850.000

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
N.E.	Ppto.		Unidad de Medida	Cantidad: Fem.	Masc.	Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
119.131	060032000	Consolidación de la planificación estratégica de los Despachos de Viceministros con sus misiones diplomáticas y oficinas consulares.	Informe de ejecución			612	642.733.708			642.733.708
119.101	060033000	Identificación del límite internacional en la frontera fluvial del Río Arauca con la República de Colombia, mediante la elaboración de estudios multidisciplinarios y de campo	Informe técnico			8	4.518.191			4.518.191
119.128	060034000	Fortalecimiento de la presencia de la República Bolivariana de Venezuela en América del Norte y el afianzamiento de los vínculos políticos, con las áreas geoestratégicas del continente	Informe técnico			16	1.000.000			1.000.000
119.071	060035000	Fortalecimiento de la presencia de la República Bolivariana de Venezuela en Europa y afianzamiento de los vínculos de reciprocidad y relacionamiento políticos, con las áreas geoestratégicas del continente	Informe de ejecución			2	2.900.000			2.900.000
119.067	060036000	Fortalecimiento de la presencia de la República Bolivariana de Venezuela en Asia, Medio Oriente y Oceanía y el afianzamiento de los vínculos políticos, con las áreas geoestratégicas del continente	Informe de ejecución			12	2.800.000			2.800.000
119.069	060037000	Fortalecimiento de la presencia de la República Bolivariana de Venezuela en África y afianzamiento de los vínculos políticos, con las áreas geoestratégicas del continente	Informe de ejecución			12	2.000.000			2.000.000
119.087	060038000	Fortalecimiento de la presencia de la República Bolivariana de Venezuela en América Latina y el Caribe y el afianzamiento de los vínculos políticos, con las áreas geoestratégicas del continente	Informe			8	600.000			600.000
119.089	060039000	Reimpulso del intercambio cultural, educativo y científico, hacia la internacionalización del pensamiento bolivariano	Actividad			802	2.021.647			2.021.647
119.054	060040000	Fortalecimiento de las actuaciones diplomáticas y consulares de nuestras misiones diplomáticas, oficinas consulares y representaciones permanentes, ante los organismos internacionales acreditadas en el exterior	Actuación			2.024	19.134.692			19.134.692

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
119.014	060041000	Ejecución de iniciativas estratégicas de alto impacto geopolítico en el exterior por parte de nuestras misiones diplomáticas, oficinas consulares y representaciones permanentes ante organismos internacionales.	Acción			2.175	10.736.657			10.736.657
	069999000	Aportes y transferencias para financiar los proyectos de los entes descentralizados	Bolivar			8.800.748	8.800.748			8.800.748
						TOTAL	751.944.890			751.944.890

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
060001000	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	530.821.934			530.821.934
060002000	Gestión Administrativa	120.374.661			120.374.661
060003000	Previsión y Protección Social	142.159.263			142.159.263
	TOTAL	793.355.858			793.355.858

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**996**	**1.328**		**2.324**	**82.410.457**	**5.522.306**	**87.932.763**
Altos Funcionarios y de Elección Popular		1		1	25.241		25.241
Alto Nivel y de Dirección	1	3		4	159.683		159.683
Profesional y Técnico	157	423		580	19.911.200	951.300	20.862.500
Administrativo	718	627		1.345	51.876.318	4.571.006	56.447.324
Obrero	120	274		394	10.438.015		10.438.015
Personal Contratado	**1.449**	**1.444**		**2.893**	**164.833.495**		**164.833.495**
Profesional y Técnico	942	661		1.603	134.013.495		134.013.495
Administrativo	507	523		1.030	30.000.000		30.000.000
Obrero		260		260	820.000		820.000
TOTAL	**2.445**	**2.772**		**5.217**	**247.243.952**	**5.522.306**	**252.766.258**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**207**	**29**	**236**	**17.201.613**
Empleado	207	29	236	17.201.613
Jubilados	**597**	**554**	**1.151**	**124.957.650**
Empleado	597	554	1.151	124.957.650
TOTAL	**804**	**583**	**1.387**	**142.159.263**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	908.648.136			908.648.136
4.02	Materiales, suministros y mercancías	71.227.067			71.227.067
4.03	Servicios no personales	359.126.696			359.126.696
4.04	Activos reales	30.960.580			30.960.580
4.07	Transferencias y donaciones	164.338.269			164.338.269
4.11	Disminución de pasivos	11.000.000			11.000.000
	TOTAL	**1.545.300.748**			**1.545.300.748**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	8.800.748			8.800.748
4.07.01.00.00	Transferencias y donaciones corrientes internas	8.800.748			8.800.748
4.07.01.03.00	Transferencias corrientes internas al sector público	8.800.748			8.800.748
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	8.800.748			8.800.748
	- A0170 Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual	8.800.748			8.800.748

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	8.000.000			8.000.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	8.000.000			8.000.000
4.07.02.01.00	Transferencias corrientes al exterior	8.000.000			8.000.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	8.000.000			8.000.000
	- I0077 Organización de las Naciones Unidas (ONU)	8.000.000			8.000.000

PROYECTO:	COD. N.E: 119132 COD. PPTO: 060024000 Readecuación de edificaciones y sedes en el exterior, fortaleciendo la política exterior de Venezuela
UNIDAD DE MEDIDA:	Inmueble Acondicionado
CANTIDAD:	Fem.(0) Mas.(0) Total(10)
ASIGNACIÓN PRESUPUESTARIA:	3.900.000
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Readecuar las sedes e instalaciones del Ministerio del Poder Popular para Relaciones Exteriores, aumentando la eficiencia de gestión en la política exterior de Venezuela.
OBJETIVOS ESPECÍFICOS:	Reducir el deterioro notable de las sedes diplomáticas, oficinas consulares, Institutos Venezolanos de Cooperación y Cultura (IVCC), Centros Culturales (CC) y residencias diplomáticas.
RESULTADO:	Infraestructura en óptimas condiciones, para el desempeño eficiente del personal que ejecuta la política exterior venezolana, en las sedes en el extranjero.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	57.000					57.000
4.03	Servicios no personales	3.843.000					3.843.000
	TOTAL	**3.900.000**					**3.900.000**

PROYECTO: COD. N.E: 119123 COD. PPTO: 060027000 Modernización y fortalecimiento de las instalaciones del Ministerio del Poder Popular para Relaciones Exteriores

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(306)

ASIGNACIÓN PRESUPUESTARIA: 23.457.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Aumentar la capacidad operativa, administrativa y sustantiva del MPPRE a través de instalaciones en óptimo estado.

OBJETIVOS ESPECÍFICOS: Realizar remodelaciones mayores en las edificaciones en estado de deterioro notable.

RESULTADO: Infraestructuras rehabilitadas y en óptimas condiciones para cumplir con los mandatos de la Lopcymat y la nueva Lott, cumpliendo así con un ambiente de trabajo social que reivindique las luchas laborales de los trabajadores.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	200.000					200.000
4.02	Materiales, suministros y mercancías	253.506					253.506
4.03	Servicios no personales	10.115.439					10.115.439
4.04	Activos reales	12.888.055					12.888.055
	TOTAL	**23.457.000**					**23.457.000**

PROYECTO: COD. N.E: 119124 COD. PPTO: 060028000 Empoderamiento de las comunidades a través de su participación activa en el proceso de la planificación pública y popular de la política exterior

UNIDAD DE MEDIDA: Informe técnico

CANTIDAD: Fem.(0) Mas.(0) Total(10)

ASIGNACIÓN PRESUPUESTARIA: 1.000.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Empoderar las comunidades, a través de la participación activa y protagónica en la planificación de la política exterior.

OBJETIVOS ESPECÍFICOS: Aplicar estrategias que permitan involucrar a distintos sectores de la administración pública, en el proceso de planificación de la política exterior.

RESULTADO: Participación y articulación entre el MPPRE, los demás organismos de la administración pública y el Poder Popular organizado.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	420.000					420.000
4.03	Servicios no personales	580.000					580.000
	TOTAL	**1.000.000**					**1.000.000**

PROYECTO: COD. N.E: 119163 COD. PPTO: 060029000 Reimpulso de la nueva institucionalidad bolivariana en el Ministerio del Poder Popular para Relaciones Exteriores

UNIDAD DE MEDIDA: Informe técnico

CANTIDAD: Fem.(0) Mas.(0) Total(103)

ASIGNACIÓN PRESUPUESTARIA: 9.038.247

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Reimpulsar la nueva institucionalidad bolivariana en el Ministerio del Poder Popular para Relaciones Exteriores, con la finalidad de fortalecer la política exterior venezolana.

OBJETIVOS ESPECÍFICOS: Implantar nuevas metodologías de planificación, seguimiento de gestión y auditoría.

RESULTADO: Procesos administrativos actualizados y automatizados, permitiendo una mejor distribución del tiempo y los cargos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	45.014					45.014
4.02	Materiales, suministros y mercancías	690.668					690.668
4.03	Servicios no personales	7.041.410					7.041.410
4.04	Activos reales	1.261.155					1.261.155
	TOTAL	**9.038.247**					**9.038.247**

PROYECTO: COD. N.E: 119164 COD. PPTO: 060030000 Fortalecimiento de la presencia de la República Bolivariana de Venezuela en los organismos multilaterales y en los foros de diálogo y concertación política, particularmente en materia de integración

UNIDAD DE MEDIDA: Informe técnico

CANTIDAD: Fem.(0) Mas.(0) Total(13)

ASIGNACIÓN PRESUPUESTARIA: 16.454.000

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Fortalecer la política exterior de la República Bolivariana de Venezuela, en el ámbito multilateral, permitiendo la transformación de los sistemas internacionales de concertación politica, cooperación e integración.

OBJETIVOS ESPECÍFICOS: Difundir la politica internacional de Venezuela en el ámbito multilateral y de integración en materia de politica comercial, social, derechos humanos, defensa de la soberanía y seguridad alimentaria.

RESULTADO: Presencia activa de la República Bolivariana de Venezuela fortalecida, en los organismos multilaterales y en los foros de diálogo y concertación politica, particularmente en materia de integración.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	454.000					454.000
4.07	Transferencias y donaciones	8.000.000					8.000.000
4.11	Disminución de pasivos	8.000.000					8.000.000
	TOTAL	**16.454.000**					**16.454.000**

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	8.000.000					8.000.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	8.000.000					8.000.000
4.07.02.01.00	Transferencias corrientes al exterior	8.000.000					8.000.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	8.000.000					8.000.000
	- I0077 Organización de las Naciones Unidas (ONU)	8.000.000					8.000.000

PROYECTO: COD. N.E: 119099 COD. PPTO: 060031000 Consolidación y fortalecimiento de la cooperación internacional y las relaciones económicas internacionales, como instrumentos de soberanía política y productiva para la construcción del socialismo bolivariano

UNIDAD DE MEDIDA: Informe de Ejecución

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 850.000

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Fortalecer los mecanismos de validación, seguimiento y control de la cooperación y negociación comercial internacional, para el beneficio de la política exterior venezolana.

OBJETIVOS ESPECÍFICOS: Impulsar la cooperación técnica y financiera, para garantizar las metas de las primeras 6 Lineas Estratégicas del Plan de Desarrollo Económico y Social de la Nación 2007-2013.

RESULTADO: Cooperación internacional y relaciones económicas internacionales de la República Bolivariana de Venezuela fortalecidas, a través de la correcta ejecución de convenios de cooperación, utilizando insumos técnicos, acerca de la situación económica regional y mundial, para la toma de decisiones.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	168.601					168.601
4.03	Servicios no personales	681.399					681.399
	TOTAL	**850.000**					**850.000**

PROYECTO: COD. N.E: 119131 COD. PPTO: 060032000 Consolidación de la planificación estratégica de los Despachos de Viceministros con sus misiones diplomáticas y oficinas consulares.

UNIDAD DE MEDIDA: Informe de Ejecución

CANTIDAD: Fem.(0) Mas.(0) Total(612)

ASIGNACIÓN PRESUPUESTARIA: 642.733.708

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Consolidar la planificación estratégica entre los Despachos de Viceministros con las Misiones Diplomáticas y Oficinas Consulares, para fortalecer la política exterior venezolana.

OBJETIVOS ESPECÍFICOS: Articular de manera eficiente los esfuerzos de las misiones diplomáticas, oficinas consulares y representaciones permanentes, bajo el mando de los Despachos de Viceministros.

RESULTADO: Fortalecimiento de la política exterior de la República Bolivariana de Venezuela, mediante una planificación estratégica emanada del Plan de Desarrollo Económico y Social de la Nación 2007-2013, con los lineamientos específicos de los Despachos de Viceministros.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	383.480.384					383.480.384
4.02	Materiales, suministros y mercancías	45.417.497					45.417.497
4.03	Servicios no personales	205.734.342					205.734.342
4.04	Activos reales	5.239.547					5.239.547
4.07	Transferencias y donaciones	2.861.938					2.861.938
	TOTAL	**642.733.708**					**642.733.708**

PROYECTO: COD. N.E: 119101 COD. PPTO: 060033000 Identificación del límite internacional en la frontera fluvial del Río Arauca con la República de Colombia, mediante la elaboración de estudios multidisciplinarios y de campo

UNIDAD DE MEDIDA: Informe técnico

CANTIDAD: Fem.(0) Mas.(0) Total(8)

ASIGNACIÓN PRESUPUESTARIA: 4.518.191

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Identificar en una primera fase los primeros 10 km del límite internacional en la frontera fluvial del Río Arauca con la República de Colombia, a través de estudios multidisciplinarios.

OBJETIVOS ESPECÍFICOS: Establecer una metodologia de identificación de limites fronterizos, que se adapte a la realidad venezolana y cumpla con los requerimientos legales pertinentes.

RESULTADO: Limite internacional en los primeros 10 kilómetros del Rio Arauca internacional identificado, siendo esto una prueba piloto para la interpretación y demarcación en la totalidad de este río limítrofe.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	180.000					180.000
4.02	Materiales, suministros y mercancías	756.049					756.049
4.03	Servicios no personales	3.538.142					3.538.142
4.04	Activos reales	44.000					44.000
	TOTAL	**4.518.191**					**4.518.191**

PROYECTO: COD. N.E: 119128 COD. PPTO: 060034000 Fortalecimiento de la presencia de la República Bolivariana de Venezuela en América del Norte y el afianzamiento de los vínculos políticos, con las áreas geoestratégicas del continente

UNIDAD DE MEDIDA: Informe técnico

CANTIDAD: Fem.(0) Mas.(0) Total(16)

ASIGNACIÓN PRESUPUESTARIA: 1.000.000

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Fortalecer la presencia de la República Bolivariana de Venezuela en los países de América del Norte, neutralizando así los diversos ataques hacia la Nación por parte de dichos países.

OBJETIVOS ESPECÍFICOS: Contrarrestar las matrices de opinión adversas al proceso revolucionario.

RESULTADO: Difusión de la realidad venezolana por parte de las misiones diplomáticas y consulares acreditadas en Estados Unidos y Canadá, mediante charlas informativas, publicaciones, foros y conferencias, presentando los logros sociales obtenidos, a través de las politicas públicas implementadas a nivel gubernamental, dirigidas a apoyar a los sectores sociales más necesitados, para lograr neutralizar las diferentes matrices de opinión adversas, que surjan en los ámbitos político, económico, social y cultural.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	260.000					260.000
4.03	Servicios no personales	740.000					740.000
	TOTAL	**1.000.000**					**1.000.000**

PROYECTO: COD. N.E: 119071 COD. PPTO: 060035000 Fortalecimiento de la presencia de la República Bolivariana de Venezuela en Europa y afianzamiento de los vinculos de reciprocidad y relacionamiento politicos con las areas geoestratégicas del continente

UNIDAD DE MEDIDA: Informe de Ejecución

CANTIDAD: Fem.(0) Mas.(0) Total(2)

ASIGNACIÓN PRESUPUESTARIA: 2.900.000

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Fortalecer la presencia de la República Bolivariana de Venezuela en los países de Europa, afianzando los vínculos de reciprocidad y reracionamiento.

OBJETIVOS ESPECÍFICOS: Establecer alianzas políticas con las fuerzas sociales, partidos políticos y parlamentos, y de manera prioritaria. con los movimientos sociales.

RESULTADO: Eventos internacionales que permitan fortalecer las relaciones con Europa, basándose en un nuevo concepto de solidaridad compartida, justicia social, respeto y defensa de la soberanía, autoterderminación de los pueblos y la no intervención.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	550.000					550.000
4.03	Servicios no personales	2.350.000					2.350.000
	TOTAL	2.900.000					2.900.000

PROYECTO: COD. N.E: 119067 COD. PPTO: 060036000 Fortalecimiento de la presencia de la República Bolivariana de Venezuela en Asia, Medio Oriente y Oceanía y el afianzamiento de los vínculos politicos, con las areas geoestratégicas del continente

UNIDAD DE MEDIDA: Informe de Ejecución

CANTIDAD: Fem.(0) Mas.(0) Total(12)

ASIGNACIÓN PRESUPUESTARIA: 2.800.000

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Fortalecer la presencia de la República de Venezuela en Asia, Medio Oriente y Oceanía, para el afianzamiento de los vínculos socio-económicos, culturales y políticos, con las áreas geoestratégicas del continente.

OBJETIVOS ESPECÍFICOS: Reimpulsar las relaciones con países donde no tenemos vínculos estratégicos.

RESULTADO: Presencia de la República Bolivariana de Venezuela en Asia Medio Oriente y Oceanía fortalecida, aumentando significativamente nuestra proyección en el área y que permita difundir los avances generados por el proceso revolucionario.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	422.000					422.000
4.03	Servicios no personales	2.378.000					2.378.000
	TOTAL	**2.800.000**					**2.800.000**

PROYECTO: COD. N.E: 119069 COD. PPTO: 060037000 Fortalecimiento de la presencia de la República Bolivariana de Venezuela en África y afianzamiento de los vinculos politicos, con las areas geoestratégicas del continente

UNIDAD DE MEDIDA: Informe de Ejecución

CANTIDAD: Fem.(0) Mas.(0) Total(12)

ASIGNACIÓN PRESUPUESTARIA: 2.000.000

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Fortalecer la presencia de la República Bolivariana de Venezuela en el continente africano, a través del impulso de la Cooperación Sur - Sur en los siguientes ejes: agrícola, minero, hidrocarburos, ciencia y tecnologia, comercio, salud y transporte.

OBJETIVOS ESPECÍFICOS: Ejecutar actividades que promuevan convenios de cooperación multilateral.

RESULTADO: Presencia de la República Bolivariana de Venezuela fortalecida, a través del proceso de integración, impulsando nuevos polos de poder, a través de la Cooperación Sur - Sur y la articulación del Atlántico Sur.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	300.000					300.000
4.03	Servicios no personales	1.700.000					1.700.000
	TOTAL	**2.000.000**					**2.000.000**

PROYECTO:	COD. N.E: 119087 COD. PPTO: 060038000 Fortalecimiento de la presencia de la República Bolivariana de Venezuela en América Latina y el Caribe y el afianzamiento de los vínculos políticos, con las áreas geoestratégicas del continente
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.(0) Mas.(0) Total(8)
ASIGNACIÓN PRESUPUESTARIA:	600.000
DIRECTRIZ ESTRATÉGICA:	Avanzar hacia la Nueva Etapa en la Geopolítica Internacional
OBJETIVO ESTRATÉGICO:	Fortalecer la presencia de la República Bolivariana de Venezuela en América Latina y el Caribe, estableciendo mayores vínculos de integración.
OBJETIVOS ESPECÍFICOS:	Aumentar la presencia de la República Bolivariana de Venezuela en los países de América Latina y el Caribe.
RESULTADO:	Presencia de la República Bolivariana de Venezuela en América Latina y el Caribe fortalecida, a través de la integración.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	60.000					60.000
4.03	Servicios no personales	540.000					540.000
	TOTAL	**600.000**					**600.000**

PROYECTO: COD. N.E: 119089 COD. PPTO: 060039000 Reimpulso del intercambio cultural, educativo y científico, hacia la internacionalización del pensamiento bolivariano

UNIDAD DE MEDIDA: Actividad

CANTIDAD: Fem.(0) Mas.(0) Total(802)

ASIGNACIÓN PRESUPUESTARIA: 2.021.647

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Reimpulsar el intercambio cultural, educativo y científico, a fin de aumentar el impacto generado por la revolución bolivariana en el exterior.

OBJETIVOS ESPECÍFICOS: Aplicar estrategias para la visibilización y el fortalecimiento de los movimientos sociales, que hacen vida en las regiones del mundo donde Venezuela tiene presencia, a través de sus representaciones diplomáticas y consulares.

RESULTADO: Presencia de la República Bolivariana de Venezuela en el ámbito internacional fortalecida, mediante una articulación de actividades culturales, que generen un verdadero impacto en las bases populares a nivel regional, hemisférico y mundial.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	342.833					342.833
4.02	Materiales, suministros y mercancías	484.156					484.156
4.03	Servicios no personales	1.194.658					1.194.658
	TOTAL	**2.021.647**					**2.021.647**

PROYECTO:	COD. N.E: 119054 COD. PPTO: 060040000 Fortalecimiento de las actuaciones diplomáticas y consulares de nuestras misiones diplomáticas, oficinas Consulares y representaciones permanentes, ante los organismos internacionales acreditadas en el exterior
UNIDAD DE MEDIDA:	Actuación
CANTIDAD:	Fem.(0) Mas.(0) Total(2.024)
ASIGNACIÓN PRESUPUESTARIA:	19.134.692
DIRECTRIZ ESTRATÉGICA:	Avanzar hacia la Nueva Etapa en la Geopolitica Internacional
OBJETIVO ESTRATÉGICO:	Fortalecer las actuaciones diplomáticas y consulares de las misiones diplomáticas, oficinas consulares y representaciones permanentes, ante los organismos internacionales, para posicionar los logros revolucionarios alcanzados por Venezuela, así como hacer frente a los intereses hegemónicos de la potencia imperialista.
OBJETIVOS ESPECÍFICOS:	Ejecutar actuaciones diplomáticas y consulares, que permitan las relaciones internacionales eficientes y el logro de los objetivos de nuestra política exterior.
RESULTADO:	Cuerpo diplomático de Venezuela fortalecido, a través de una eficiente ejecución de las actuaciones diplomáticas y consulares, por medio de nuestras misiones diplomáticas, oficinas consulares y representaciones permanentes, ante los organismos internacionales.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	583.450					583.450
4.02	Materiales, suministros y mercancías	3.311.319					3.311.319
4.03	Servicios no personales	15.141.680					15.141.680
4.07	Transferencias y donaciones	98.243					98.243
	TOTAL	**19.134.692**					**19.134.692**

PROYECTO: COD. N.E: 119014 COD. PPTO: 060041000 Ejecución de iniciativas estratégicas de alto impacto geopolítico en el exterior, por parte de nuestras misiones diplomáticas, oficinas consulares y representaciones permanentes ante organismos internacionales.

UNIDAD DE MEDIDA: Acción

CANTIDAD: Fem.(0) Mas.(0) Total(2.175)

ASIGNACIÓN PRESUPUESTARIA: 10.736.657

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Garantizar la ejecución eficiente de Iniciativas Estratégicas de alto impacto, que redunden en beneficios para la Nación.

OBJETIVOS ESPECÍFICOS: Desarrollar estrategias personalizadas por país estratégico para afianzar procesos de integración.

RESULTADO: Política exterior de la República Bolivariana de Venezuela fortalecida, mediante los resultados productos de la ejecución de las iniciativas estratégicas de las misiones diplomáticas, oficinas consulares y representaciones permanentes, ante los organismos multilaterales de la República Bolivariana de Venezuela.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	2.911.500					2.911.500
4.03	Servicios no personales	7.825.157					7.825.157
	TOTAL	**10.736.657**					**10.736.657**

PROYECTO: COD. PPTO: 069999000 Aportes y transferencias para financiar los proyectos de los entes descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(1.053) Mas.(0) Total(2.106)

ASIGNACIÓN PRESUPUESTARIA: 8.800.748

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Desarrollar la formación integral especializada de los futuros diplomáticos bolivarianos, personal que labora en el MPPRE, organismos gubernamentales, así como también colectivos organizados.

OBJETIVOS ESPECÍFICOS: Ofrecer formación integral en relaciones internacionales y política exterior,. al personal que labora en el MPPRE, organismos gubernamentales, asi como también colectivos organizados.

RESULTADO: 8.800.748

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	8.800.748					8.800.748
	TOTAL	**8.800.748**					**8.800.748**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	8.800.748					8.800.748
4.07.01.00.00	Transferencias y donaciones corrientes internas	8.800.748					8.800.748
4.07.01.03.00	Transferencias corrientes internas al sector público	8.800.748					8.800.748
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	8.800.748					8.800.748
	- A0170 Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual	8.800.748					8.800.748

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	523.227.854					523.227.854
4.03	Servicios no personales	7.594.080					7.594.080
	TOTAL	**530.821.934**					**530.821.934**

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	15.753.372					15.753.372
4.03	Servicios no personales	87.675.389					87.675.389
4.04	Activos reales	11.527.823					11.527.823
4.07	Transferencias y donaciones	2.418.077					2.418.077
4.11	Disminución de pasivos	3.000.000					3.000.000
	TOTAL	**120.374.661**					**120.374.661**

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	142.159.263					142.159.263
	TOTAL	**142.159.263**					**142.159.263**

08

Ministerio del Poder Popular para la Defensa

MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Siendo estrictos cumplidores del ordenamiento legal vigente, representado jerárquica y fundamentalmente por la Constitución de la República Bolivariana de Venezuela y por la Ley Orgánica de la Fuerza Armada Nacional Bolivariana, se prevé para el año 2013 alcanzar los objetivos contemplados en el Plan de Desarrollo Económico y Social de la Nación 2007 – 2013, y el reciente Proyecto Plan Patria: para la Gestión Bolivariana Socialista 2013 – 2019.

Para ello, el Ministerio del Poder Popular para la Defensa como máximo órgano administrativo, diseña un presupuesto en el cual la Fuerza Armada Nacional Bolivariana continuará siendo la garante de la independencia y soberanía de la Nación, así como de la integridad del espacio geográfico mediante la "Defensa Militar", la cooperación en el mantenimiento del orden interno y la participación activa en el desarrollo nacional, poniendo en práctica el uso eficiente de los recursos presupuestarios que le son asignados para el cumplimiento de su misión y funciones.

Bajo este enfoque estratégico se permitirá cumplir con un funcionamiento planificado bajo el control de gestión administrativo, así como el seguimiento, control y evaluación de sus resultados, estableciendo de esta manera un sentido de dirección a todas sus dependencias administrativas y operacionales tal como se establece en el Plan "Sucre" Líneas Generales del Plan de Desarrollo de la Fuerza Armada Nacional Bolivariana para la Defensa Integral de la Nación, que propicie el fortalecimiento de la Institución Armada.

En este orden de ideas, este Despacho, materializa el esfuerzo de planificación requerido para cumplir con las responsabilidades asignadas como máximo órgano administrativo en materia de defensa militar, a través de los siguientes objetivos institucionales:

- Organizar, mantener, equipar y adiestrar las unidades de la Fuerza Armada Nacional para el desarrollo, despliegue y empleo del componente militar, a fin de garantizar la Defensa Nacional.
- Contar con el recurso humano para satisfacer las demandas de la Fuerza Armada Nacional y capacitarlos, a fin de cumplir con la misión asignada.
- Procurar adecuadas condiciones socio - económicas y el bienestar del personal de la Fuerza Armada Nacional, a fin de mejorar su calidad de vida y la de su grupo familiar.
- Estar en condiciones de apoyar y garantizar la estabilidad de las instituciones democráticas, dentro del ordenamiento jurídico vigente de la Fuerza Armada Nacional.
- Ejecutar y apoyar acciones orientadas a contribuir con el Desarrollo Nacional.
- Desarrollar y afianzar actividades gerenciales con la finalidad de asegurar el óptimo funcionamiento de las unidades y dependencia de la Fuerza Armada Nacional.
- Gerenciar eficientemente la administración de recursos humanos, materiales y financieros de las Fundaciones, Institutos Autónomos, Sociedades y Compañías Anónimas, Servicios Autónomos y Asociaciones Civiles adscritas al Sector Defensa, a fin de garantizar el cumplimiento del propósito y razón social para la cual fueron creados y se constituyan en soporte de la eficiente gestión de la Fuerza Armada Nacional.

En relación a su estructura organizativa el MPPD, continúa en el proceso de adecuación de su organización, en función de brindar la viabilidad a los objetivos institucionales, para lo cual se diseñó la estructura presupuestaria para el ejercicio económico financiero 2013, incorporando ajustes correspondientes, de acuerdo a los lineamientos técnicos emanados del MPPPF.

Este Despacho Ministerial formula para el ejercicio económico financiero 2013, dieciséis (16) Proyectos que involucran las principales áreas de acción en materia de gerencia administrativa, el empleo del Comando Estratégico Operacional (CEO), los Componentes Militares (Ejército, Armada, Aviación y Guardia Nacional), la Milicia, las actividades de contrainteligencia, la seguridad presidencial, las actividades logísticas y de adquisiciones, educación y salud, vinculadas a cada línea estratégica del Plan de Desarrollo Económico y Social 2007 – 2013 logrando objetivos de consolidación del Socialismo del Siglo XXI; estos proyectos se mencionan a continuación:

Nueva Ética Socialista: Donde se propone la refundación de la Nación Venezolana, la cual hunde sus raíces en la fusión de los valores y principios de lo más avanzado de las corrientes humanistas del Socialismo y de la herencia histórica del pensamiento de nuestro Libertador Simón Bolívar.

- Circuito Judicial Penal Militar.
- Fiscalía General Militar.
- Defensoría Pública Militar.

La Suprema Felicidad Social: A partir de la construcción de una estructura social incluyente, un nuevo modelo social, productivo, humanista y endógeno, se persigue que todos vivamos en iguales condiciones, rumbo a lo que decía el Libertador: "La Suprema Felicidad Social".

- Cuidado integral de la salud a través de la Red Sanitaria Militar.
- Formar, capacitar y adiestrar el talento humano de la Fuerza Armada Nacional Bolivariana y de la población en general.

Democracia Protagónica y Revolucionaria: Para esta nueva fase de la Revolución Bolivariana se consolidará la organización social, de tal manera de transformar su debilidad individual en fuerza colectiva, reforzando la independencia, la libertad y el poder originario del individuo.

- Defensa integral del espacio geográfico de la Nación, con la participación del pueblo debidamente adiestrado, para así garantizar su Independencia y Soberanía.
- Ejercer el control, la vigilancia y la fiscalización de los ingresos, gastos y bienes públicos afectos al Sector Defensa.
- Diseño del Sistema de Planificación Administrativa.
- Sistema Estadístico del Ministerio del Poder Popular para la Defensa.

Nueva Geopolítica Nacional: La modificación de la estructura socio-territorial de Venezuela persigue la articulación interna del modelo productivo, a través de un desarrollo territorial desconcentrado, definido por ejes integradores, regiones programa, un sistema de ciudades interconectadas y un ambiente sustentable.

- Ejecutar operaciones militares para la seguridad, defensa y desarrollo integral de la Nación.
- Regiones Estratégicas de Defensa Integral.
- Operaciones de contrainteligencia para preservar la seguridad de la Nación.

Nueva Geopolítica Internacional: La construcción de un mundo multipolar implica la creación de nuevos polos de poder que representen el quiebre de la hegemonía unipolar, en la búsqueda de la justicia social, la solidaridad y las garantías de paz, bajo la profundización del diálogo fraterno entre los pueblos, su autodeterminación y el respeto de las libertades de pensamiento.

- Proveer el soporte de actividades logísticas que permitan la operatividad de la Fuerza Armada Nacional Bolivariana.
- Servicio de seguridad, custodia y protección presidencial.
- Inversión Militar de la Fuerza Armada Nacional.
- Servicios, infraestructuras y compras comunes que garanticen el nivel operativo de la Fuerza Armada Nacional Bolivariana.

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Fecha inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
N.E	Ppto.								
116382	080083000	Inversión Militar de la Fuerza Armada Nacional Bolivariana.	02-01-12	31-12-13	8.600.000.000	16.087.081.911			24.687.081.911
				TOTAL	8.600.000.000	16.087.081.911			24.687.081.911

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
116.382	080083000	Inversión Militar de la Fuerza Armada Nacional Bolivariana.	Sistema			14		16.087.081.911		16.087.081.911
118.612	080085000	Fiscalía General Militar	Actuación			8.195	3.250.767			3.250.767
118.431	080086000	Sistema Estadístico Automatizado del Ministerio del Poder Popular para la Defensa.	Módulo			5	900.000			900.000
117.325	080087000	Servicios, Infraestructuras y Compras Comunes que garanticen el nivel operativo de la Fuerza Armada Nacional Bolivariana.	Servicio			86.881	624.638.612			624.638.612
118.703	080088000	Diseño del Sistema de Planificación Administrativo	Módulo			3	500.000			500.000
118.888	080089000	Regiones Estratégicas de Defensa Integral	Operación Militar			2.190	1.070.000			1.070.000
118.759	080090000	Planificar y ejecutar operaciones militares para la seguridad, defensa y desarrollo integral de la nación.	Operación Militar			2.417	4.692.623.678	2.200.000.000		6.892.623.678
117.026	080091000	Defensa Integral del Espacio Geográfico de la Nación, con la participación del Pueblo debidamente adiestrado, para así garantizar su Independencia y Soberanía.	Ciudadano Formado			8.606	18.681.004			18.681.004
117.099	080093000	Servicio de seguridad, custodia y protección presidencial.	Actividad			126	40.575.000			40.575.000
118.338	080094000	Formar, capacitar y adiestrar el talento humano de la Fuerza Armada Nacional Bolivariana y de la población venezolana en general.	Hora / Clase			319.413	202.433.495			202.433.495

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
118.487	080095000	Defensoria Pública Militar	Actuación			15.388	5.035.764			5.035.764
117.161	080096000	Cuidado Integral de la Salud a través de la Red Sanitaria Militar.	Paciente Atendido	2.654.095	2.171.532	4.825.627	1.679.641.946			1.679.641.946
117.160	080097000	Operaciones de contrainteligencia militar para preservar la seguridad de la Nación.	Operación			998	110.089.073			110.089.073
116.956	080098000	Proveer el soporte de actividades logísticas que permitan la operatividad de la Fuerza Armada Nacional Bolivariana	Actividad			768	855.520.618			855.520.618
117.385	080099000	Circuito Judicial Penal Militar	Actuación			5.000	5.204.450			5.204.450
117.155	080100000	Ejercer el control, la vigilancia y fiscalización de los ingresos, gastos y bienes públicos afectos a la Fuerza Armada Nacional Bolivariana	Actividad Administrativa			251	5.025.948			5.025.948
	089999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			3.239.510.394	2.439.510.394	800.000.000		3.239.510.394
						TOTAL	10.684.700.749	19.087.081.911		29.771.782.660

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
080001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.465.742.993			1.465.742.993
080002000	Gestión administrativa	619.051.358			619.051.358
080003000	Previsión y protección social	237.864.352			237.864.352
080006000	Agregadurías Militares	39.684.548			39.684.548
080007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	1.456.000			1.456.000
	TOTAL	**2.363.799.251**			**2.363.799.251**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**28.843**	**109.932**	**6.844**	**145.619**	**2.754.154.093**	**172.140.413**	**2.926.294.506**
Profesional y Técnico	2.626	1.203	1.402	5.231	78.539.186	56.277.305	134.816.491
Personal Administrativo	3.235	859	574	4.668	70.370.864	31.295.313	101.666.177
Personal Docente	529	250	11	790	15.732.763		15.732.763
Personal Médico	774	348	471	1.593	33.557.274		33.557.274
Personal Militar	16.367	101.724	1.825	119.916	2.362.132.461		2.362.132.461
Obrero	5.312	5.548	2.561	13.421	193.821.545	84.567.795	278.389.340
Personal Fijo a Tiempo Parcial	**91**	**63**	**10**	**164**	**3.205.045**	**319.397**	**3.524.442**
Profesional y Técnico	50	37		87	735.000	110.250	845.250
Personal Administrativo	1	3		4	32.313	205.307	237.620
Personal Docente	30	20		50	2.179.660	3.840	2.183.500
Personal Médico	10	3	10	23	258.072		258.072
Personal Contratado	**867**	**136**		**1.003**	**14.954.045**		**14.954.045**
Profesional y Técnico	867	136		1.003	14.954.045		14.954.045
TOTAL	**29.801**	**110.131**	**6.854**	**146.786**	**2.772.313.183**	**172.459.810**	**2.944.772.993**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionado	**1.731**	**484**	**2.215**	**57.514.684**
Médico	53	9	62	1.350.477
Obrero	804	288	1.092	29.868.714
Empleado	763	157	920	20.889.600
Docente	111	30	141	5.405.893
Jubilado	**3.354**	**3.598**	**6.952**	**180.349.668**
Médico	90	84	174	3.689.333
Obrero	1.620	2.051	3.671	76.259.303
Empleado	1.518	1.239	2.757	82.408.812
Docente	126	224	350	17.992.220
TOTAL	**5.085**	**4.082**	**9.167**	**237.864.352**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	6.652.880.182	2.190.296.441		8.843.176.623
4.02	Materiales, suministros y mercancías	1.958.870.008			1.958.870.008
4.03	Servicios no personales	1.164.293.843	9.703.559		1.173.997.402
4.04	Activos reales	261.193.765	16.087.081.911		16.348.275.676
4.06	Gastos de defensa y seguridad del estado	240.507.302			240.507.302
4.07	Transferencias y donaciones	2.750.254.900	800.000.000		3.550.254.900
4.11	Disminución de pasivos	20.500.000			20.500.000
	TOTAL	**13.048.500.000**	**19.087.081.911**		**32.135.581.911**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.509.558.127	800.000.000		3.309.558.127
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.509.558.127	800.000.000		3.309.558.127
4.07.01.03.00	Transferencias corrientes internas al sector público	2.509.558.127	800.000.000		3.309.558.127
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	310.422.048			310.422.048
	- A0005 Instituto Autónomo Circulo de las Fuerzas Armadas (IACFA)	24.000.000			24.000.000
	- A0044 Instituto de Oficiales de las Fuerzas Armadas en Situación de Retiro (IORFAN)	10.500.000			10.500.000
	- A0065 Oficina Coordinadora de la Prestación de los Servicios Educativos del Ministerio de la Defensa (OCPSE)	1.800.000			1.800.000
	- A0100 Unidad Naval Coordinadora de los Servicios de Carenado, Reparaciones de Casco, Reparaciones y Mantenimiento de Equipos y Sistemas de los Buques (UCOCAR)	45.000.000			45.000.000
	- A0126 Fondo Autónomo de Inversiones y Previsión Socio-económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA)	6.500.000			6.500.000
	- A0157 Servicio Autónomo de Bienes y Servicios del Ejército (SABSE)	1.488.000			1.488.000
	- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	40.000.000			40.000.000
	- A0448 Fundación de Atención Social del Ministerio de la Defensa (FUNDASMIN)	1.600.000			1.600.000
	- A0485 Fundación de Cardiología Integral (FUNDACARDIN)	4.534.048			4.534.048
	- A1375 Universidad Militar Bolivariana de Venezuela (UMBV)	175.000.000			175.000.000
4.07.01.03.04	Transferencias corrientes a instituciones de protección social	93.907.327			93.907.327
	- A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)	93.907.327			93.907.327
4.07.01.03.05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	2.105.228.752	800.000.000		2.905.228.752
	- A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)	2.105.228.752	800.000.000		2.905.228.752

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	187.436			187.436
4.07.01.00.00	Transferencias y donaciones corrientes internas	187.436			187.436
4.07.01.01.00	Transferencias corrientes internas al sector privado	187.436			187.436
4.07.01.01.73	Subsidios a instituciones benéficas privadas	187.436			187.436
	- S0940 Sociedad Divulgativa de la Historia Militar	187.436			187.436

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	137.448			137.448
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	137.448			137.448
4.07.02.01.00	Transferencias corrientes al exterior	137.448			137.448
4.07.02.01.04	Transferencias corrientes a organismos internacionales	137.448			137.448
	- I0090 Organización Mundial de la Salud (O.M.S.)	18.000			18.000
	- I0225 Unión Deportiva Militar Sudamericana (UDMSA)	6.192			6.192
	- I0226 Consejo Internacional del Deporte Militar (CISM)	113.256			113.256

PROYECTO: COD. N.E: 116382 COD. PPTO: 080083000 Inversión Militar de la Fuerza Armada Nacional Bolivariana

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(14)

ASIGNACIÓN PRESUPUESTARIA: 16.087.081.911

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Organizar, mantener, equipar y adiestrar la Fuerza Armada Nacional para el desarrollo, despliegue y empleo del componente militar a fin de garantizar la defensa nacional.

OBJETIVOS ESPECÍFICOS: Equipar a las unidades operativas de la Fuerza Armada Nacional Bolivariana.

RESULTADO: Sistemas de equipamiento de la Fuerza Armada Nacional Bolivariana adquiridos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.04	Activos reales		16.087.081.911				16.087.081.911
	- 001 INVERSIÓN MILITAR DE LA FUERZA ARMADA NACIONAL BOLIVARIANA		16.087.081.911				16.087.081.911
	TOTAL		**16.087.081.911**				**16.087.081.911**

PROYECTO:	COD. N.E: 118612 COD. PPTO: 080085000 Fiscalía General Militar
UNIDAD DE MEDIDA:	Actuación
CANTIDAD:	Fem.(0) Mas.(0) Total(8.195)
ASIGNACIÓN PRESUPUESTARIA:	3.250.767
DIRECTRIZ ESTRATÉGICA:	Desarrollo de la Nueva Ética Socialista
OBJETIVO ESTRATÉGICO:	Apoyar y garantizar la estabilidad de las Instituciones Democráticas en el marco del ordenamiento jurídico vigente de la Fuerza Armada Nacional.
OBJETIVOS ESPECÍFICOS:	Observar el proceso penal militar con criterio de objetividad, e investigar los hechos y circunstancias que tipifiquen el delito o grave, atenúen, eximan o extingan la responsabilidad penal del imputado.
RESULTADO:	Investigación Penal Militar

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	724.981					724.981
4.03	Servicios no personales	940.313					940.313
4.04	Activos reales	1.585.473					1.585.473
	TOTAL	3.250.767					3.250.767

PROYECTO: COD. N.E: 118431 COD. PPTO: 080086000 Sistema Estadístico Automatizado del Ministerio del Poder Popular para la Defensa

UNIDAD DE MEDIDA: Módulo

CANTIDAD: Fem.(0) Mas.(0) Total(5)

ASIGNACIÓN PRESUPUESTARIA: 900.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Fortalecer las unidades de estadísticas de los entes adscritos al Despacho, con el fin de promover la producción de estadísticas a través de la recolección, procesamiento y divulgación de la información veraz y oportuna que faciliten la toma de decisiones.

OBJETIVOS ESPECÍFICOS: Diseñar un sistema de información que logre la automatización de los datos estadísticos dentro del Ministerio del Poder Popular para la Defensa.

RESULTADO: Sistema Estadístico Automatizado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	176.000					176.000
4.03	Servicios no personales	460.000					460.000
4.04	Activos reales	264.000					264.000
	TOTAL	**900.000**					**900.000**

PROYECTO: COD. N.E: 117325 COD. PPTO: 080087000 Servicios, infraestructuras y compras comunes que garanticen el nivel operativo de la Fuerza Armada Nacional Bolivariana

UNIDAD DE MEDIDA: Servicio

CANTIDAD: Fem.(0) Mas.(0) Total(86.881)

ASIGNACIÓN PRESUPUESTARIA: 624.638.612

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Aplicar estrategias que permitan la dotación de los insumos necesarios para brindar servicio de apoyo a las unidades y dependencias de la FANB, que garanticen el óptimo funcionamiento operativo de los componentes militares en beneficio de la Defensa Nacional.

OBJETIVOS ESPECÍFICOS: Desarrollar y afianzar las actividades correspondientes al soporte de los servicios e infraestructura, con la finalidad de optimizar el funcionamiento de las unidades y dependencias de la Fuerza Armada Nacional Bolivariana.

RESULTADO: Servicio de apoyo

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	413.125.347					413.125.347
4.03	Servicios no personales	182.685.638					182.685.638
4.04	Activos reales	28.827.627					28.827.627
	TOTAL	**624.638.612**					**624.638.612**

PROYECTO: COD. N.E: 118703 COD. PPTO: 080088000 Diseño del Sistema de Planificación Administrativo

UNIDAD DE MEDIDA: Módulo

CANTIDAD: Fem.(0) Mas.(0) Total(3)

ASIGNACIÓN PRESUPUESTARIA: 500.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Implantar un sistema de planificación automatizado en la Fuerza Armada Nacional Bolivariana que simplifique los procesos de la gestión diaria, la toma de decisiones y la planificación estratégica.

OBJETIVOS ESPECÍFICOS: Diseñar un sistema integral que logre la automatización de la planificación administrativa del Ministerio del Poder Popular para la Defensa y sirva de apoyo a la toma de decisiones.

RESULTADO: Sistema de planificación integral

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	125.000					125.000
4.03	Servicios no personales	265.000					265.000
4.04	Activos reales	110.000					110.000
TOTAL		**500.000**					**500.000**

PROYECTO:	COD. N.E: 118888 COD. PPTO: 080089000 Regiones Estratégicas de Defensa Integral
UNIDAD DE MEDIDA:	Operación Militar
CANTIDAD:	Fem.(0) Mas.(0) Total(2.190)
ASIGNACIÓN PRESUPUESTARIA:	1.070.000
DIRECTRIZ ESTRATÉGICA:	Construcción de una Nueva Geopolítica Nacional
OBJETIVO ESTRATÉGICO:	Organizar, mantener, equipar y adiestrar las unidades de la Fuerza Armada Nacional, para el desarrollo, despliegue y empleo del componente militar, a fin de garantizar la defensa militar.
OBJETIVOS ESPECÍFICOS:	Ejecutar operaciones militares específicas, conjuntas y combinadas de estabilidad y apoyo articuladas con las operaciones civico-militares, que garanticen la seguridad y defensa de la nación y la participación activa en el desarrollo nacional.
RESULTADO:	Servicios de seguridad, defensa y desarrollo integral de la nación

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	477.678					477.678
4.03	Servicios no personales	592.322					592.322
	TOTAL	**1.070.000**					**1.070.000**

PROYECTO: COD. N.E: 118759 COD. PPTO: 080090000 Planificar y ejecutar operaciones militares para la Seguridad, Defensa y Desarrollo Integral de la Nación

UNIDAD DE MEDIDA: Operación Militar

CANTIDAD: Fem.(0) Mas.(0) Total(2.417)

ASIGNACIÓN PRESUPUESTARIA: 6.892.623.678

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Organizar, mantener, equipar y adiestrar las unidades de la Fuerza Armada Nacional para el desarrollo, despliegue y empleo del componente militar a fin de garantizar la defensa nacional.

OBJETIVOS ESPECÍFICOS: Ejecutar operaciones cívico-militar conjuntas de estabilidad, apoyo y de instrucción para la garantía de la seguridad y defensa de la nación, la participación activa y conjunta en el desarrollo del país.

RESULTADO: Servicios de seguridad, defensa y desarrollo integral de la nación.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	4.273.216.562		2.190.296.441			6.463.513.003
4.02	Materiales, suministros y mercancías	206.378.671					206.378.671
4.03	Servicios no personales	160.869.391		9.703.559			170.572.950
4.06	Gastos de defensa y seguridad del estado	52.159.054					52.159.054
	TOTAL	**4.692.623.678**		**2.200.000.000**			**6.892.623.678**

PROYECTO:	COD. N.E: 117026 COD. PPTO: 080091000 Defensa Integral del Espacio Geográfico de la Nación, con la participación del pueblo debidamente adiestrado, para asi garantizar su independencia y soberanía
UNIDAD DE MEDIDA:	Ciudadano Formado
CANTIDAD:	Fem.(0) Mas.(0) Total(8.606)
ASIGNACIÓN PRESUPUESTARIA:	18.681.004
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Intensificar la integración de las Unidades de Defensa Integral (Región de Defensa Integral REDI, Zonas de Defensa Integral ZODI, y las Áreas de Defensa Integral ADI), arraigando y articulando la participación popular de la Milicia Bolivariana con el pueblo instaurado en milicia.
OBJETIVOS ESPECÍFICOS:	Fortalecer y optimizar la defensa integral de la nación con la participación del pueblo debidamente adiestrado garantizando la independencia, soberania e integridad del espacio geográfico de la nación.
RESULTADO:	Los 8.606 milicianas y milicianos integrantes de las diferentes Unidades de Defensa Integral (Región de Defensa Integral REDI, Zonas de Defensa Integral ZODI, y las Áreas de Defensa Integral ADI), debidamente adiestrados, garantizando la independencia, soberanía e integridad del espacio geográfico de la nación

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	10.635.879					10.635.879
4.03	Servicios no personales	7.045.125					7.045.125
4.04	Activos reales	1.000.000					1.000.000
	TOTAL	**18.681.004**					**18.681.004**

PROYECTO:	COD. N.E: 117099 COD. PPTO: 080093000 Servicio de seguridad, custodia y protección presidencial
UNIDAD DE MEDIDA:	Actividad
CANTIDAD:	Fem.(0) Mas.(0) Total(126)
ASIGNACIÓN PRESUPUESTARIA:	40.575.000
DIRECTRIZ ESTRATÉGICA:	Avanzar hacia la Nueva Etapa en la Geopolítica Internacional
OBJETIVO ESTRATÉGICO:	Afianzar las actividades gerenciales con la finalidad de asegurar el óptimo funcionamiento de las unidades y dependencias de la Guardia de Honor Presidencial.
OBJETIVOS ESPECÍFICOS:	Ejecutar operaciones para la seguridad, custodia y transporte aéreo al Ciudadano Presidente de la República Bolivariana de Venezuela y a sus familiares inmediatos, dentro y fuera del pais.
RESULTADO:	Seguridad, custodia y operaciones aéreas al Ciudadano Presidente de la República Bolivariana de Venezuela y a sus familiares inmediatos, ya sea nacional e internacionalmente; así como a dignatarios y altas personalidades que visiten el país.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	13.108.928					13.108.928
4.03	Servicios no personales	27.466.072					27.466.072
	TOTAL	**40.575.000**					**40.575.000**

PROYECTO:	COD. N.E: 118338 COD. PPTO: 080094000 Formar, capacitar y adiestrar el talento humano de la Fuerza Armada Nacional Bolivariana y de la población venezolana en general
UNIDAD DE MEDIDA:	Hora / Clase
CANTIDAD:	Fem.(0) Mas.(0) Total(319.413)
ASIGNACIÓN PRESUPUESTARIA:	202.433.495
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Formar, capacitar y adiestrar el talento humano a fin de contribuir con el desarrollo integral de la Fuerza Armada Nacional Bolivariana y de la población venezolana en general.
OBJETIVOS ESPECÍFICOS:	Desarrollar y afianzar las actividades educativas en los niveles inicial, básica, media, diversificada del sistema educativo nacional y especialidades militares, con la finalidad de garantizar el desarrollo integral de la Fuerza Armada Nacional Bolivariana y de la población venezolana en general.
RESULTADO:	Talento humano formado, capacitado y adiestrado con valores socialistas, éticos, cívicos y humanistas de acuerdo a los avances científicos y tecnológicos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	154.452.609					154.452.609
4.02	Materiales, suministros y mercancías	29.803.390					29.803.390
4.03	Servicios no personales	18.177.496					18.177.496
	TOTAL	**202.433.495**					**202.433.495**

PROYECTO:	COD. N.E: 118487 COD. PPTO: 080095000 Defensoría Pública Militar
UNIDAD DE MEDIDA:	Actuación
CANTIDAD:	Fem.(0) Mas.(0) Total(15.388)
ASIGNACIÓN PRESUPUESTARIA:	5.035.764
DIRECTRIZ ESTRATÉGICA:	Desarrollo de la Nueva Ética Socialista
OBJETIVO ESTRATÉGICO:	Estar en condiciones de apoyar y garantizar la estabilidad de las instituciones democráticas en el marco jurídico vigente de la F.A.N.
OBJETIVOS ESPECÍFICOS:	Contribuir en la implementación de una Justicia imparcial, equitativa, transparente, expedita y gratuita.
RESULTADO:	Asistencia al Ciudadano

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	3.382.248					3.382.248
4.03	Servicios no personales	1.653.516					1.653.516
	TOTAL	**5.035.764**					**5.035.764**

PROYECTO:	COD. N.E: 117161 COD. PPTO: 080096000 Cuidado integral de la salud a través de la Red Sanitaria Militar
UNIDAD DE MEDIDA:	Paciente Atendido
CANTIDAD:	Fem.(2.654.095) Mas.(2.171.532) Total(4.825.627)
ASIGNACIÓN PRESUPUESTARIA:	1.679.641.946
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Procurar adecuadas condiciones de atención en el cuidado integral de la salud del personal militar, afiliados y población en general, a fin de contribuir a mejorar su calidad de vida.
OBJETIVOS ESPECÍFICOS:	Brindar atención médica ambulatoria, hospitalaria y de rehabilitación al personal militar, afiliados y la población que acude a la red sanitaria militar.
RESULTADO:	Servicio de atención médico asistencial

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	776.795.066					776.795.066
4.02	Materiales, suministros y mercancías	729.076.807					729.076.807
4.03	Servicios no personales	173.770.073					173.770.073
	TOTAL	**1.679.641.946**					**1.679.641.946**

PROYECTO:	COD. N.E: 117160 COD. PPTO: 080097000 Operaciones de contrainteligencia militar para preservar la seguridad de la Nación
UNIDAD DE MEDIDA:	Operación
CANTIDAD:	Fem.(0) Mas.(0) Total(998)
ASIGNACIÓN PRESUPUESTARIA:	110.089.073
DIRECTRIZ ESTRATÉGICA:	Construcción de una Nueva Geopolítica Nacional
OBJETIVO ESTRATÉGICO:	Organizar, mantener y equipar las unidades de la Fuerza Armada Nacional para el desarrollo, despliegue y empleo del componente militar, a fin de garantizar la Defensa Nacional.
OBJETIVOS ESPECÍFICOS:	Planificar, desarrollar y ejecutar acciones de contrainteligencia, con el fin de preservar la seguridad de la Nación.
RESULTADO:	Servicio de Contrainteligencia

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	9.807.720					9.807.720
4.03	Servicios no personales	1.102.504					1.102.504
4.06	Gastos de defensa y seguridad del estado	99.178.849					99.178.849
	TOTAL	**110.089.073**					**110.089.073**

PROYECTO: COD. N.E: 116956 COD. PPTO: 080098000 Proveer el soporte de actividades logísticas que permitan la operatividad de la Fuerza Armada Nacional Bolivariana

UNIDAD DE MEDIDA: Actividad

CANTIDAD: Fem.(0) Mas.(0) Total(768)

ASIGNACIÓN PRESUPUESTARIA: 855.520.618

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Organizar, mantener, equipar y adiestrar la Fuerza Armada Nacional Bolivariana para el desarrollo, despliegue y empleo del componente militar a fin de garantizar la Defensa Nacional Bolivariana

OBJETIVOS ESPECÍFICOS: Desarrollar y afianzar las actividades logísticas con la finalidad de obtener el óptimo funcionamiento de las unidades y dependencias de la Fuerza Armada Nacional Bolivariana

RESULTADO: Soporte logístico de las unidades de la FANB

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	477.185.699					477.185.699
4.03	Servicios no personales	179.597.021					179.597.021
4.04	Activos reales	198.737.898					198.737.898
	TOTAL	**855.520.618**					**855.520.618**

PROYECTO:	COD. N.E: 117385 COD. PPTO: 080099000 Circuito Judicial Penal Militar
UNIDAD DE MEDIDA:	Actuación
CANTIDAD:	Fem.(0) Mas.(0) Total(5.000)
ASIGNACIÓN PRESUPUESTARIA:	5.204.450
DIRECTRIZ ESTRATÉGICA:	Desarrollo de la Nueva Ética Socialista
OBJETIVO ESTRATÉGICO:	Garantizar los procesos judiciales en el marco del estado de derecho basado en el ordenamiento jurídico de la FAN.
OBJETIVOS ESPECÍFICOS:	Impartir justicia imparcial, transparente y expedita en la jurisdicción militar.
RESULTADO:	Sentencias y decisiones dictadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.691.980					1.691.980
4.03	Servicios no personales	1.529.583					1.529.583
4.04	Activos reales	1.982.887					1.982.887
	TOTAL	**5.204.450**					**5.204.450**

PROYECTO: COD. N.E: 117155 COD. PPTO: 080100000 Ejercer el control, la vigilancia y fiscalización de los ingresos, gastos y bienes públicos afectos a la Fuerza Armada Nacional Bolivariana

UNIDAD DE MEDIDA: Actividad Administrativa

CANTIDAD: Fem.(0) Mas.(0) Total(251)

ASIGNACIÓN PRESUPUESTARIA: 5.025.948

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Fortalecer el sistema de control interno de la Fuerza Armada Nacional Bolivariana y sus entes adscritos, para garantizar la efectiva administración de los recursos y bienes asignados por el Estado; así como, la capacitación y adiestramiento de los funcionarios involucrados en la administración del patrimonio público.

OBJETIVOS ESPECÍFICOS: Velar que el sistema de control interno de las dependencias adscritas al sector defensa se ajusten a la normativa legal vigente.

RESULTADO: Actividades administrativas fiscalizadoras y actividades de Capacitación y adiestramiento

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.175.950					1.175.950
4.03	Servicios no personales	3.543.059					3.543.059
4.04	Activos reales	306.939					306.939
	TOTAL	**5.025.948**					**5.025.948**

PROYECTO: COD. PPTO: 089999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(3.239.510.394)

ASIGNACIÓN PRESUPUESTARIA: 3.239.510.394

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Construir un sector público al servicio del ciudadano que conduzca a la transformación de la sociedad

OBJETIVOS ESPECÍFICOS: Construir un sector público al servicio del ciudadano que conduzca a la transformación de la sociedad

RESULTADO: 3.239.510.394

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	2.439.510.394		800.000.000			3.239.510.394
	TOTAL	**2.439.510.394**		**800.000.000**			**3.239.510.394**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	2.439.510.394		800.000.000			3.239.510.394
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.439.510.394		800.000.000			3.239.510.394
4.07.01.03.00	Transferencias corrientes internas al sector público	2.439.510.394		800.000.000			3.239.510.394
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	293.327.086					293.327.086
	- A0005 Instituto Autónomo Círculo de las Fuerzas Armadas (IACFA)	24.000.000					24.000.000
	- A0065 Oficina Coordinadora de la Prestación de los Servicios Educativos del Ministerio de la Defensa (OCPSE)	1.800.000					1.800.000
	- A0100 Unidad Naval Coordinadora de los Servicios de Carenado, Reparaciones de Casco, Reparaciones y Mantenimiento de Equipos y Sistemas de los Buques (UCOCAR)	45.000.000					45.000.000
	- A0126 Fondo Autónomo de Inversiones y Previsión Socio-económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA)	6.181.145					6.181.145
	- A0157 Servicio Autónomo de Bienes y Servicios del Ejército (SABSE)	1.488.000					1.488.000
	- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	40.000.000					40.000.000
	- A0448 Fundación de Atención Social del Ministerio de la Defensa (FUNDASMIN)	1.600.000					1.600.000
	- A0485 Fundación de Cardiología Integral (FUNDACARDIN)	4.534.048					4.534.048
	- A1375 Universidad Militar Bolivariana de Venezuela (UMBV)	168.723.893					168.723.893

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.01.03.04	Transferencias corrientes a instituciones de protección social	40.954.556					40.954.556
	- A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)	40.954.556					40.954.556
4.07.01.03.05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	2.105.228.752		800.000.000			2.905.228.752
	- A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)	2.105.228.752		800.000.000			2.905.228.752

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.448.415.945					1.448.415.945
4.03	Servicios no personales	17.327.048					17.327.048
TOTAL		**1.465.742.993**					**1.465.742.993**

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	60.712.450					60.712.450
4.03	Servicios no personales	387.094.962					387.094.962
4.04	Activos reales	28.378.941					28.378.941
4.06	Gastos de defensa y seguridad del estado	49.484.851					49.484.851
4.07	Transferencias y donaciones	72.880.154					72.880.154
4.11	Disminución de pasivos	20.500.000					20.500.000
TOTAL		**619.051.358**					**619.051.358**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	70.047.733					70.047.733
4.07.01.00.00	Transferencias y donaciones corrientes internas	70.047.733					70.047.733
4.07.01.03.00	Transferencias corrientes internas al sector público	70.047.733					70.047.733
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	17.094.962					17.094.962
	- A0044 Instituto de Oficiales de las Fuerzas Armadas en Situación de Retiro (IORFAN)	10.500.000					10.500.000
	- A0126 Fondo Autónomo de Inversiones y Previsión Socio-económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA)	318.855					318.855
	- A1375 Universidad Militar Bolivariana de Venezuela (UMBV)	6.276.107					6.276.107
4.07.01.03.04	Transferencias corrientes a instituciones de protección social	52.952.771					52.952.771
	- A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)	52.952.771					52.952.771

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	187.436					187.436
4.07.01.00.00	Transferencias y donaciones corrientes internas	187.436					187.436
4.07.01.01.00	Transferencias corrientes internas al sector privado	187.436					187.436
4.07.01.01.73	Subsidios a instituciones benéficas privadas	187.436					187.436
	- S0940 Sociedad Divulgativa de la Historia Militar	187.436					187.436

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	137.448					137.448
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	137.448					137.448
4.07.02.01.00	Transferencias corrientes al exterior	137.448					137.448
4.07.02.01.04	Transferencias corrientes a organismos internacionales	137.448					137.448
	- I0090 Organización Mundial de la Salud (O.M.S.)	18.000					18.000
	- I0225 Unión Deportiva Militar Sudamericana (UDMSA)	6.192					6.192
	- I0226 Consejo Internacional del Deporte Militar (CISM)	113.256					113.256

ACCIÓN CENTRALIZADA: Previsión y protección social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	237.864.352					237.864.352
	TOTAL	**237.864.352**					**237.864.352**

ACCIÓN CENTRALIZADA: Agregadurías Militares

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.06	Gastos de defensa y seguridad del estado	39.684.548					39.684.548
	TOTAL	**39.684.548**					**39.684.548**

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.281.280					1.281.280
4.03	Servicios no personales	174.720					174.720
	TOTAL	**1.456.000**					**1.456.000**

10

Ministerio del Poder Popular para la Educación

MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Ministerio del Poder Popular para la Educación es el órgano rector de la Administración Pública Nacional en materia de educación, cuyas atribuciones otorgadas mediante ley son las siguientes:

- La formulación, regulación, ejecución y seguimiento de las políticas educativas.
- La planificación y realización de las actividades del Ejecutivo Nacional en el sector de educación, que comprende la orientación, programación, desarrollo, promoción, supervisión, control y evaluación del Subsistema de Educación Básica en todos sus niveles y modalidades, tanto oficiales como privados a nivel nacional.
- La elaboración de los programas de estudio de educación inicial, escuelas bolivarianas de jornada completa y media jornada, liceos bolivarianos oficiales y privados y escuelas técnicas robinsonianas, así como los relativos a la educación de adultos, especial y la interculturalidad bilingüe.
- El fomento y promoción de los recursos para el proceso de enseñanza aprendizaje, la radiodifusión, la televisión educativa y los demás programas de bienestar, protección y desarrollo estudiantil que fueran necesarios, a coordinarse con los órganos y entes competentes.
- La elaboración de políticas tendentes al rescate de los valores fundamentales para la formación del ciudadano en la ética, derechos humanos, amor a la patria y a las virtudes cívicas, la responsabilidad social y el trabajo.

Asimismo, convalidar los títulos, diplomas y certificados oficiales, equivalencias de estudio y las reválidas de los certificados y títulos extranjeros; de igual manera le corresponde la elaboración de los planes y programas de orientación educativa y profesional, los programas de investigación y experimentación pedagógica, profesionalización y mejoramiento del personal docente, técnico y de servicios que conforman el Subsistema de Educación Básica.

En este sentido, la misión del Ministerio del Poder Popular para la Educación se encuentra contenida dentro de un espectro socio-político que trasciende las fronteras de su propia actividad como organismo regulador de la política local y se nutre de las experiencias y proyectos cuya efectividad ha quedado demostrada en los campos de su competencia por diversos organismos nacionales e internacionales.

En este orden de ideas, resulta imperativo para este despacho ministerial desarrollar una política presupuestaria orientada a viabilizar los objetivos estratégicos establecidos en las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007 – 2013, plan septuenal que establece en una de sus siete directrices estratégicas, la Construcción de la Suprema Felicidad Social, el objetivo contundente de promover una ética, cultura y educación liberadoras y solidarias, mediante la concreción de las siguientes políticas nacionales:

- Extender la cobertura de la matrícula escolar a toda la población sin exclusión.
- Garantizar la permanencia y prosecución en el sistema educativo.
- Fortalecer la educación ambiental, la identidad cultural, la promoción de la salud y la participación comunitaria.
- Ampliar la infraestructura y la dotación escolar y deportiva.
- Adecuar el sistema educativo al modelo productivo socialista.
- Fortalecer e incentivar la investigación en el proceso educativo.

- Incorporar las tecnologías de la información y la comunicación al proceso educativo.
- Desarrollar la educación intercultural bilingüe.
- Garantizar el acceso al conocimiento para expandir la educación universitaria con pertinencia.

A tales efectos, el Despacho de Educación, a través de los Despachos de los(as) Viceministros(as), Direcciones Generales y los Entes Descentralizados Adscritos, Servicio Desconcentrado y Corporaciones, ha considerado siete áreas estratégicas como marco orientador de la política presupuestaria institucional necesaria para lograr el desarrollo integral del Subsistema de Educación Básica y la superación de los desequilibrios sociales y culturales, generando oportunidades para el desarrollo humano, siendo estas áreas las siguientes:

- Consolidación del diseño curricular
- Infraestructura educativa
- Supervisión y formación del personal docente
- Recursos para el aprendizaje
- Estadísticas educativas
- Protección social y desarrollo integral
- Nuevo marco institucional

Estas áreas estratégicas conforman la red permeable que da soporte a los proyectos, permitiendo a la vez la inclusión transversal y vinculada de las acciones centralizadas a desarrollar para garantizar la calidad educativa y el incremento de matrícula de los distintos niveles y modalidades educativas siguientes:

- Educación Inicial Bolivariana Maternal y Preescolar
- Educación Primaria Bolivariana 1º a 6º Grado
- Educación Secundaria Bolivariana: Liceos Bolivarianos (de 1º a 5º año) y Escuelas Técnicas Robinsonianas y Zamoranas (de 1º a 6º año).
- Educación Especial
- Educación para las Artes
- Educación Intercultural
- Educación Intercultural Bilingüe
- Educación de Jóvenes, Adultos y Adultas
- Educación en Fronteras
- Educación Rural

En este sentido, el reto del Ministerio en materia presupuestaria para el próximo ejercicio fiscal se concreta con la formulación del proyecto de Plan Operativo Anual Institucional vinculado al Presupuesto, Año 2013. Para el ejercicio fiscal en cuestión, se contará con cuarenta y un (41) proyectos tanto nuevos como de continuidad (nueve del Ministerio y treinta y dos formulados por los Entes Descentralizados Adscritos, el Servicio Desconcentrado y las

Corporaciones) que orientarán la gestión educativa hacia el logro de la misión ministerial de "Promover en la sociedad venezolana, en concordancia con los lineamientos de la Nación y el Estado, un mayor nivel de desarrollo sociocultural mediante la formación integral de todos los ciudadanos, capaces de enfrentar la vida, de construir su propio destino, responsables con su núcleo familiar, solidarios socialmente con la comunidad, comprometidos con la patria y con la salvaguarda de los valores culturales de la nación venezolana".

De los proyectos formulados, nueve (09) pasarán a formar parte del Plan Operativo Anual Nacional (POAN) Año 2013, por ajustarse a los siguientes criterios emanados del Ministerio del Poder Popular de Planificación y Finanzas:

- Misiones sociales relacionadas a la educación, salud, generación de empleos productivos, atención a personas con algún tipo de discapacidad, atención integral a los adultos mayores, equidad e igualdad de género
- Cumplimiento de los Objetivos de Desarrollo del Milenio, con énfasis en la superación de la pobreza y el hambre.
- Promoción de la conciencia del deber social, mediante el trabajo comunitario o servicio voluntario de los trabajadores y las trabajadoras, en las áreas que le competen a su sector.
- Mejoramiento en la salud materno-infantil y en el combate del VIH/SIDA.
- Innovación y acceso a las tecnologías de información.
- Promoción e impulso del turismo social.
- Continuidad a los proyectos enfocados a la producción estadística.

Encauzados sus objetivos al alcance de las metas previstas, los proyectos seleccionados para el POAN 2013 son:

- Programa de Alimentación Escolar (PAE).
- Recursos para el aprendizaje en la educación liberadora e inclusiva.
- Trabajo Voluntario, Conciencia Social, Moral y Luces de los trabajadores y las trabajadoras del Ministerio del Poder Popular para la Educación.
- Alfabetización y prosecución al sexto grado de jóvenes, adultos y adultas "Simón Rodríguez".
- Masificación de las Tecnologías de la Información y Comunicación (TIC) en la Educación.
- Ampliación de la Red Venezolana de Investigadores Educativos (REDVIE).
- Registro Único Nacional Escolar (REÚNE) para la actualización permanente de la gestión escolar en el Sistema Educativo Bolivariano.
- Plan Nacional Alejandro de Humboldt.
- Asistencia cultural, recreativa, deportiva y turística a los afiliados y beneficiarios del IPASME.

Además de los criterios establecidos por el Ministerio del Poder Popular de Planificación y Finanzas para la escogencia de los proyectos considerados de carácter nacional, el MPPE estipuló como criterios institucionales para la formulación del plan que regirá la gestión educativa del próximo ejercicio fiscal, los siguientes:

- Cumplimiento con los mandatos que emanan de la Constitución de la República Bolivariana de Venezuela, en la cual se consagran los derechos educativos que son referencia ineludible para el diseño de políticas y para la planificación del sector.

- Vinculación con los objetivos plasmados en las líneas del Plan de Desarrollo Económico y Social de la Nación 2007-2013, en especial los objetivos incluidos dentro del equilibrio social referidos al ámbito educativo.
- Articulación con los principios de la educación establecidos en la Ley Orgánica de Educación (LOE):
  - La democracia es participativa y protagónica.
  - Es responsabilidad social.
  - La igualdad entre todos los ciudadanos y las ciudadanas sin discriminaciones de ninguna índole.
  - La formación para la independencia.
  - La libertad y la emancipación.
  - La valoración y defensa de la soberanía.
  - La formación en una cultura para la paz.
  - La justicia social.
  - El respeto a los derechos humanos.
  - La práctica de la equidad y la inclusión.
  - La sustentabilidad del desarrollo.
  - El derecho a la igualdad de género.
  - El fortalecimiento de la identidad nacional.
  - La lealtad a la patria e integración latinoamericana y caribeña.
- Correspondencia con los valores fundamentales de:
  - El respeto a la vida.
  - El amor y la fraternidad.
  - La convivencia armónica en el marco de la solidaridad.
  - La corresponsabilidad.
  - La cooperación.
  - La tolerancia y la valoración del bien común.
  - La valoración social y ética del trabajo.
  - El respeto a la diversidad propia de los diferentes grupos humanos.
  - La educación es pública y social, obligatoria, gratuita, de calidad, de carácter laico, integral, permanente, con pertinencia social, creativa, artística, innovadora, crítica, pluricultural, multiétnica, intercultural y plurilingüe.

El Sistema Educativo, Organización y Modalidades

En su Artículo 25, la Ley Orgánica de Educación (LOE) establece los siguientes **niveles** para el **Subsistema de Educación Básica:**

- El Nivel de Educación Inicial, que comprende las etapas de Maternal y Preescolar destinadas a la educación de niños y niñas con edades comprendidas entre 0 y 6 años.
- El Nivel de Educación Primaria, con una duración de seis años y conduce a la obtención del certificado de Educación Primaria.
- El Nivel de Educación Media, con dos opciones: Educación Media General, con duración de 5 años, y Educación Media Técnica, con duración de seis años.

El Artículo 26 de la misma ley señala que las **modalidades** del Sistema Educativo son variantes educativas para la atención de las personas que por sus características y condiciones específicas de su desarrollo integral, cultural, étnico, lingüístico y otras, requieren adaptaciones curriculares de forma permanente o temporal con el fin de responder a las exigencias de los diferentes niveles educativos. Las modalidades del Sistema Educativo estipuladas en la LOE, son: Educación Especial; Educación de Jóvenes, Adultos y Adultas: Educación en Fronteras; Educación Rural; Educación para las Artes; Educación Militar; Educación Intercultural; Educación Intercultural Bilingüe y otras que sean determinadas por reglamento o por ley.

Unidades Ejecutoras del Ministerio del Poder Popular para la Educación

- **Despacho del Ministro(a):**

  Es el órgano rector y garante de la educación, de la cultura y el deporte nacional, responsable de coordinar el sistema educativo, cultural y deportivo e impartir las orientaciones generales para el desarrollo de los programas destinados a ejecutar las políticas que respondan a la necesidad del proceso de desarrollo del país. Entre las líneas de acción que este Despacho priorizó para el año 2013, son de resaltar la continuidad a las políticas de: Atención a la planta física educativa, conjuntamente con la Fundación de Edificaciones y Dotaciones Educativas (FEDE), y con la coordinación directa del programa "Una gota de amor para mi escuela", llevada a cabo con la labor voluntaria de la comunidad y los servidores públicos; consolidación de la gratuidad de la educación, con la implementación del "Plan Nacional de Dotación de Libros de Textos del Proyecto Colección Bicentenario"; y la democratización del acceso a la información mediante el proyecto "Canaima Educativo", que se viene desarrollando conjuntamente con el Ministerio del Poder Popular para Ciencia, Tecnología e Innovación.

  Proyecto: Trabajo Voluntario, Conciencia Social, Moral y Luces de los trabajadores y las trabajadoras del Ministerio del Poder Popular para la Educación

  Objetivo del Proyecto: Concientizar a los trabajadores del MPPE, las Zonas Educativas, Comunidades Educativas, miembros de los Consejos Comunales y Organizaciones Vivas para su incorporación al trabajo voluntario a través de la asistencia primaria de la infraestructura escolar, priorizando las problemáticas de pintura, iluminación y plomería, es decir, reparaciones y mantenimientos menores, a fin de garantizar la vida útil de los planteles y, en consecuencia, el bienestar de las comunidades educativas.

  Meta programada del proyecto, año 2013: Asistencia primaria a 1.248 infraestructuras en instituciones educativas.

Proyecto: Todas las Manos a la Siembra

Objetivo del Proyecto: Desarrollar desde el Subsistema de Educación Básica acciones que impulsen el enfoque agroecológico como parte del proceso para asegurar la soberanía alimentaria.

Meta programada del proyecto, año 2013: Desarrollo de 480 nuevos espacios productivos en instituciones educativas nacionales.

Proyecto: Funcionamiento de planteles educativos

Objetivo del Proyecto: Garantizar la idoneidad de la infraestructura, el equipamiento y los servicios en los distintos espacios educativos de los planteles nacionales del Subsistema de Educación Básica, a fin de ejecutar actividades académicas y administrativas.

Meta programada del proyecto, año 2013: 20.953 planteles nacionales previstos a ser atendidos para beneficiar a 4.478.132 niñas, niños, adolescentes, jóvenes, adultos y adultas atendidos a través del Subsistema de Educación Básica.

- **Consultoría Jurídica:** Instancia cuyo objetivo es asistir y asesorar a las dependencias del Ministerio en materia jurídica y supervisar el cumplimiento de la normativa legal vigente del sector educativo a nivel nacional, para atender de manera integral y gratuita al sector, para lo cual implementará las siguientes estrategias: Adecuada y pronta gestión administrativa; recaudos y respuestas oportunas a las distintas dependencias, entes adscritos y tutelados; seguimiento efectivo del tiempo de respuesta de los casos asignados; agilidad en el trámite de los procesos administrativos; optimización de las asesorías legales brindadas a los usuarios y usuarias; así como también la supervisión y verificación de los procedimientos administrativos.

- **Auditoría Interna:** Corresponde a esta Oficina garantizar la efectividad del control interno en las operaciones relativas a los ingresos, gastos y bienes públicos del Ministerio así como velar por el cumplimiento de lo establecido en las disposiciones vigentes en materia de finanzas públicas.

- **Oficina de Coordinación de Zonas Educativas:** Instancia de acción estratégica responsable del seguimiento, control y evaluación del avance de la gestión de las Zonas Educativas, en cumplimiento de las políticas educativas y proyectos impulsados por el MPPE.

- **Oficina Estratégica de Seguimiento y Evaluación de Políticas Públicas:** Responsable de evaluar la evolución, el proceso educativo y su impacto en la acción de gobierno que permita la simulación de escenarios y formular recomendaciones que apoyen la toma de decisiones a partir del desarrollo de investigaciones, información estadística, análisis y estudios de las tendencias e indicadores de la ejecución y el impacto de las políticas públicas en materia educativa. Estrategia fundamental para el cumplimiento de sus atribuciones, es la implementación del proyecto estadístico del MPPE, el cual se resume a continuación:

  Proyecto: IV Fase del Plan Estadístico del Ministerio del Poder Popular para la Educación

  Objetivo del Proyecto: Generar estadísticas educativas de alcance nacional a fin de facilitar la toma de decisiones acordes con el nuevo modelo educativo.

  Meta programada del proyecto, año 2013: Recolección, registro y procesamiento de la información estadística educativa en el 100% de los planteles.

- **Oficina de Planificación y Presupuesto:** Es la instancia encargada de asesorar y apoyar a las dependencias del Ministerio y sus Entes Descentralizados Adscritos, Servicio Desconcentrado y Corporaciones en materia de formulación de políticas, planes y proyectos articuladamente con el proyecto de presupuesto anual de gastos corrientes e inversiones, así como de su evaluación y control, de acuerdo a las directrices y lineamientos

emanados del despacho ministerial y el órgano rector. De igual manera corresponde a esta Oficina coordinar el proceso de desarrollo organizacional del Ministerio con el objeto de permitir su evolución, conforme a las exigencias o demandas del sector.

- **Oficina de Comunicación y Relaciones Institucionales:** Instancia responsable de la dirección, coordinación, supervisión y control de las estrategias comunicacionales e informativas del Ministerio; la difusión, proyección y fortalecimiento de las políticas, planes, proyectos y logros del MPPE, a través de las actividades de relaciones públicas, información y producción de materiales impresos y audiovisuales; y el establecimiento de mecanismos de cooperación e intercambio institucional.
- **Oficina de Relaciones Internacionales**: Es la responsable de la atención de los asuntos ministeriales de naturaleza internacional que se relacionen con la educación y la ejecución de proyectos educativos en el ámbito internacional. Para el logro efectivo de sus objetivos, articula sus acciones en materia de cooperación internacional en función del Plan de Desarrollo Económico y Social Simón Bolívar 2007–2013, orientadas hacia la profundización del intercambio cultural, educativo, científico y comunicacional y la expansión del conocimiento mutuo.
- **Oficina de Recursos Humanos:** Responsable de garantizar la correcta administración del sistema de personal del Ministerio con el objetivo de impulsar las políticas de seguridad, bienestar social, promoción y desarrollo del personal, a través de la aplicación y cumplimiento de las normas y procedimientos que en materia de personal señalen la constitución y las leyes. Esta instancia tiene bajo su responsabilidad la oportuna ejecución del siguiente proyecto:

  Proyecto: Recurrencia y Apertura del año escolar

  Objetivo del Proyecto: Garantizar el personal docente, administrativo y obrero, de acuerdo al perfil y a las necesidades requeridas para el acceso y permanencia de los estudiantes al Subsistema de Educación Básica.

  Meta programada del proyecto, año 2013: Cumplimiento de los compromisos laborales con 592.836 trabajadores en planteles nacionales (docentes, administrativos y obreros) mediante la cancelación de 312 nóminas.

- **Oficina de Administración y Servicios:** Instancia encargada de garantizar la utilización racional de los recursos materiales y financieros asignados al Ministerio del Poder Popular para la Educación, tanto de los bienes e instalaciones como de las personas, de igual manera mantener las instalaciones y equipos en óptimas condiciones, cumpliendo además ante los organismos competentes con la rendición de las cuentas de los ingresos y gastos.

- **Despacho del Viceministro para la Articulación de la Educación Bolivariana:** Es la instancia responsable de formular, ejecutar, instrumentar y supervisar el desarrollo de la política educativa nacional, mediante la ejecución de planes, programas y proyectos estructurados e integrados en los niveles de Educación Inicial, Educación Primaria, Educación Media (Educación Secundaria Bolivariana) a los fines de garantizar el carácter social de la educación a toda la población venezolana.
  - **Educación Inicial:** Nivel que brinda atención educativa integral al niño y la niña entre cero (0) y seis (6) años de edad. Comprende las etapas de Maternal y Preescolar para su preparación y formación a fin de garantizar la continuidad pedagógica afectiva en el nivel de Educación Primaria Bolivariana, ofrecidas a través de: Atención Educativa Convencional; Centros de Educación Inicial "Simoncito"; Aulas de atención maternal; Centros de Educación Inicial "Bolivariano"; Centros de Educación Inicial tradicionales; y Atención Educativa no Convencional.

    Meta año escolar 2012-2013 de Educación Inicial: Se estima atender a 947.690 estudiantes en los centros de dependencia nacional adscritos al MPPE, cifra que incluye 176.930 niños y niñas atendidos por SENIFA.
  - **Educación Primaria (Escuelas Bolivarianas consolidadas y por consolidar):** Es el nivel que garantiza la formación de los niños y las niñas desde los 6 hasta los 12 años de edad aproximadamente, o hasta su ingreso al nivel de Educación Media.

Meta año escolar 2012-2013 de Educación Primaria: Se estima atender a una población escolar de 1.777.535 estudiantes.

- **Educación Media:** Es el nivel que centra su acción en la formación integral de los y las adolescentes y jóvenes entre 11 y 19 años de edad aproximadamente, a través de sus alternativas de estudio: **El Liceo Bolivariano y La Escuela Técnica Robinsoniana y Zamorana.**

  Meta año escolar 2012-2013 de Educación Media: De acuerdo a lo estimado, se espera atender una población escolar de 1.582.171 estudiantes.

- **Despacho del Viceministro o Viceministra de Desarrollo para la Integración de la Educación Bolivariana:** Es la instancia responsable de formular, ejecutar, instrumentar y supervisar el desarrollo de la política educativa nacional, mediante el diseño y supervisión de planes, programas y proyectos que garanticen la educación a los niños, niñas, adolescentes, jóvenes, adultos y adultas con necesidades educativas especiales, a fin de garantizar su inclusión e integración pedagógica al desarrollo comunitario, su participación en la sociedad y su permanencia en el Subsistema de Educación Básica, facilitándoles herramientas que permitan su inserción en el campo laboral; la educación de jóvenes, adultos y adultas mediante estrategias formales y no formales que garanticen la prosecución de sus estudios y la incorporación al proceso productivo social del país, incluyendo a las comunidades indígenas y afrodescendientes para el fortalecimiento de un ser social integral, que mantenga su identidad étnica y cultural. Igualmente, atiende lo relativo a la educación física, la recreación, el deporte estudiantil y las actividades culturales, a los fines de promover la formación integral de los y las estudiantes de cada una de las modalidades educativas que integran el Subsistema de Educación Básica.

  - **Educación Especial:** A través de esta modalidad se garantiza la atención educativa integral de la población con necesidades educativas especiales desde las tempranas edades hasta la adultez, en planteles y servicios de Educación Especial y los integrados escolarmente en otros niveles y modalidades del Subsistema de Educación Básica.

    Meta año escolar 2012-2013 de Educación Especial: Atender una población escolar de 33.755 estudiantes de matrícula fija.

  - **Educación de Jóvenes, Adultos y Adultas:** La modalidad de Educación de Jóvenes, Adultos y Adultas atiende a las personas mayores de 18 años, no incorporadas a otro nivel o modalidad, comprendiendo las opciones de atención presencial, semi-presencial o por encuentros y las Misiones Robinson y Ribas.

    Meta año escolar 2012-2013 de Educación de Jóvenes, Adultos y Adultas: La matrícula proyectada para la modalidad es de 136.981 estudiantes.

  - **Educación Intercultural:** La Educación Intercultural es la instancia que atiende la educación integral de los pueblos y comunidades indígenas y afrodescendientes, valorando su idioma, cosmovisión, valores, saberes, conocimientos y mitologías entre otros, así como también su organización social, económica, política y jurídica, todo lo cual constituye patrimonio de la nación, como fundamento de la interculturalidad en el Sistema Educativo Bolivariano y en el sentido pleno de la venezolanidad.

  - **Educación de Cultura y Deportes:** Articula acciones con las direcciones generales que integran los niveles y modalidades del Subsistema de Educación Básica, en correspondencia a su currículo; así como con otras direcciones generales del Despacho que faciliten la aprobación de experiencias de aprendizaje, inter y transdisciplinarias, promoviendo la formación integral de los niños, niñas, adolescentes, jóvenes, adultos y adultas.

- **El Despacho del Viceministro o Viceministra de Participación y Apoyo Académico:** Es la instancia responsable de la planificación, coordinación, dirección, control y supervisión de planes, programas y proyectos dirigidos a facilitar la educación integral de los y las estudiantes, mediante la promoción, prevención, atención integral y defensoría de estos y estas, fortaleciendo el desarrollo humano integral de sus capacidades y

potencialidades. En este sentido, la política que orienta las decisiones en materia presupuestaria está específicamente dirigida al logro de los siguientes objetivos:

- Garantizar la ejecución física y financiera del Programa de Subvenciones para incrementar la cobertura educativa del Subsistema de Educación Básica, y promover la ejecución de programas de investigación científica, tecnológica y cultural.
- Impulsar la organización y funcionamiento de las comunidades educativas en el marco de la integración escuela – familia – comunidad.
- Suministrar asistencia técnica para el otorgamiento de documentos académicos como los títulos de egresados en Educación Media regular, Misión Ribas y notas certificadas que faciliten la prosecución de estudios dentro y fuera del país.
- Profundizar el enfoque de promoción y prevención de la salud con acento pedagógico, fomentar el sistema de derechos, deberes y garantías de los niños, niñas, adolescentes y jóvenes e impulsar la inclusión social y prosecución de la población en edad escolar en el Subsistema de Educación Básica.
- Incrementar la asistencia alimentaria de la población estudiantil para garantizar el mejoramiento de la calidad de vida a partir de la satisfacción de las necesidades básicas, mantener y consolidar el seguimiento y acompañamiento de las direcciones y los programas, así como coordinar las acciones en los aspectos nutricionales y de formación de las madres y padres procesadores de alimentos.

Como parte importante de desarrollo de sus líneas estratégicas, este Despacho es responsable administrativa, presupuestaria y financieramente de la ejecución del Proyecto PAE, el cual se ejecuta operativamente a través de las Zonas Educativas.

Proyecto: Programa de Alimentación Escolar (PAE)

Objetivo del Proyecto: Garantizar a la población escolar atendida por el Subsistema de Educación Básica una alimentación diaria, variada, balanceada, de calidad y adecuada a los requerimientos nutricionales, calóricos y energéticos específicos a cada grupo etario.

Meta programada del proyecto, año 2013: Atención a 4.250.979 niños, niñas y adolescentes.

- **Dirección General de Protección y Desarrollo Estudiantil:** Es la dependencia responsable de coordinar, orientar y supervisar los planes, programas y proyectos diseñados en materia de asistencia académica, bienestar y apoyo social, salud y recreación, que permitan a los y las estudiantes de la educación formal y no formal aprovechar con mayor eficiencia su tiempo de estudio y los recursos necesarios para llevar a cabo su aprendizaje, logrando el mejor aprovechamiento de las oportunidades educacionales y fortaleciendo el desarrollo integral de su personalidad. En este contexto, establece como líneas prioritarias para el año 2013 la profundización de la promoción y prevención de la salud con acento pedagógico y el fomento del sistema de derechos, deberes y garantías de los niños, niñas, adolescentes y jóvenes.

- **Dirección General de Comunidades Educativas:** Es la instancia responsable de coordinar la formulación e instrumentación de la política educativa destinada a la promoción de las comunidades educativas a nivel nacional, con el propósito de incorporar a la comunidad y a la familia en la toma de decisiones en las escuelas. Le corresponde además, la dirección, coordinación y supervisión del programa de subvenciones a los planteles e instituciones privadas.

- **Dirección General de Registro y Control Académico:** Es la dependencia responsable de establecer las normas y reglamentos en materia de equivalencias, reválidas, transferencias y reconocimientos de estudios, convalidación de títulos extranjeros de los y las estudiantes de los diferentes niveles y modalidades educativas, así como los criterios y lineamientos vinculados con el proceso de evaluación de los aprendizajes, registros,

archivos de control de estudios, legalización de documentos probatorios de estudios y de preservación de la memoria académica del Ministerio.

- **Despacho del Viceministro o Viceministra de Programas de Desarrollo Académico:** Le corresponde planificar, coordinar y dirigir la elaboración, implementación, actualización y evaluación del proceso curricular del sistema educativo bolivariano, conforme a la contextualización regional y el reconocimiento de la diversidad de sujetos sociales y espacios culturales, en este sentido:
  - Desarrolla acciones dirigidas a favorecer y fortalecer la integración y coherencia del proceso curricular del sistema educativo bolivariano.
  - Promueve la elaboración y desarrollo de planes integrales de formación del personal docente en ejercicio, de acuerdo a las necesidades del proceso educativo nacional.
  - Dirige y coordina el proceso de supervisión educativa de las y los docentes, los planteles y servicios educativos oficiales y privados a nivel nacional.
  - Formula criterios y técnicas pedagógicas para la supervisión educativa a nivel nacional.
  - Asesora en la formulación de políticas educativas en materia de tecnología de la información y la comunicación desde un enfoque social a los niveles y modalidades del sistema educativo.
  - Produce y difunde los programas audiovisuales de carácter educativo en apoyo a la labor de los y las docentes y a cada uno de los niveles y modalidades educativas, televisión educativa y los centros escolares de recursos para el aprendizaje.
  - De igual manera apoya la ejecución de los proyectos Todas las Manos a la Siembra, Convenio de Cooperación Internacional Cuba – Venezuela, Canaima Educativo y Colección Bicentenaria.

Lo planteado anteriormente, hace necesaria la implementación de políticas acordes que apunten al fortalecimiento del proceso de formación integral de las niñas y niños en las instituciones educativas del país, con miras a responder a las exigencias planteadas como encargo social a la educación en la Constitución de la República Bolivariana de Venezuela, para lo que se dará prioridad a las siguientes estrategias:

- Fomentar la realización de eventos y actividades, a nivel regional, estadal y nacional, relativos al desarrollo educativo del país.
- Establecer articulaciones con otras instituciones en el país y el exterior, con la finalidad de intercambiar conocimientos, experiencias y resultados de los procesos y proyectos relativos a la educación, que permitan propiciar el desarrollo local sustentable.
- Formación y mejoramiento profesional, de los integrantes del Sistema Educativo Nacional a través de jornadas a nivel nacional.

Dirección General de Currículo: Es la dependencia encargada de diseñar, coordinar, promover y supervisar la implementación, evaluación y permanente construcción del diseño curricular del Sistema Educativo, para el logro de una educación y escuelas inscritas en la perspectiva de la filosofía humanista de formación integral del nuevo ciudadano y la nueva ciudadana, basada en el contexto de refundar la República para establecer una sociedad democrática, participativa, protagónica, multiétnica y pluricultural. Para el año 2013, la Dirección General de Currículo se plantea llevar a cabo la ejecución del proyecto "Desarrollo curricular en el Subsistema de Educación Básica del Sistema Educativo Venezolano". Ejecuta el proyecto siguiente:

Proyecto: Desarrollo curricular en el Subsistema de Educación Básica del Sistema Educativo Venezolano

Objetivo del Proyecto: Fortalecer el Subsistema de Educación Básica mediante una base curricular coherente con los preceptos constitucionales y el proyecto político, económico y social del país.

Meta programada del proyecto, año 2013: 503.240 docentes informados y socializados sobre el desarrollo curricular del Subsistema de Educación Básica.

- **Dirección General de Supervisión Educativa:** Es la dependencia responsable de coordinar y dirigir la supervisión técnico-docente, administrativa, de infraestructura física y legal de los planteles y servicios educativos oficiales y privados en las instancias nacionales, estadales, municipales y locales. Su objetivo es contribuir al desarrollo efectivo de los procesos pedagógicos, técnicos, administrativos y legales, garantizando la calidad y equidad de la educación, así como el óptimo funcionamiento de las instancias del Ministerio del Poder Popular para la Educación en el desempeño de sus atribuciones.

- **Dirección General de Formación del Personal Docente:** Es la dependencia responsable de diseñar, coordinar, supervisar y evaluar la ejecución de la política de formación permanente del personal docente, con el objetivo de optimizar el desempeño de los docentes como estructura pedagógica y organizacional, a fin de fortalecer el funcionamiento de las instituciones escolares, garantizando el cumplimiento de la política educativa y, por ende, la formación del nuevo republicano.

- **Dirección General de Recursos para el Aprendizaje:** La Dirección General de Recursos para el Aprendizaje es la dependencia responsable de diseñar, producir y difundir programas audiovisuales de apoyo al docente; así como los materiales y recursos complementarios al proceso de aprendizaje de los y las estudiantes en los distintos niveles y modalidades del Subsistema de Educación Básica. Su objetivo es garantizar la prosecución de estudios e incorporación del conocimiento y uso de las tecnologías en el proceso educativo, mejorando la práctica pedagógica de los y las docentes en los ambientes educativos, a través del uso de recursos novedosos, optimizando la formación integral de los estudiantes. Así mismo, contribuye a la formación de un ciudadano y una ciudadana con principios, virtudes y valores de libertad, cooperación, solidaridad, convivencia, unidad e integración, que garantice la dignidad y el bienestar individual y colectivo. Para el año 2013, se plantea la ejecución de los siguientes proyectos:

Proyecto: Fortalecimiento y creación de espacios para el Periodismo Escolar en sus diferentes formatos y Plan de Lectura

Objetivo del Proyecto: Fomentar en la comunidad educativa los hábitos y el gusto por la lectura, el valor de la escritura, el periodismo escolar, el uso responsable de internet y otras formas informáticas de comunicación, así como facilitar el acceso de las comunidades a los medios de comunicación.

Meta programada del proyecto, año 2013: 12 centros adecuados para el desarrollo del Plan de Lectura y Periodismo Escolar (prensa escrita, radial y digital).

Proyecto: Recursos para el Aprendizaje en la educación liberadora e inclusiva

Objetivo del Proyecto: Impulsar el diseño, desarrollo y distribución de recursos para el aprendizaje.

Meta programada del proyecto, año 2013: 6.087.656 estudiantes en centros educativos oficiales y subvencionados beneficiados con recursos para el aprendizaje (materiales educativos) actualizados: 18 libros escolares Colección Bicentenaria en diferentes áreas de Educación Primaria y Media; 12

números de la Revista Tricolor; Calendario Escolar; 3.000 dotaciones de materiales educativos a Centros de Recursos para el Aprendizaje en planteles; y 20.000 materiales audiovisuales con contenidos pedagógicos.

- **Dirección General de Tecnología de la Información y la Comunicación para el Desarrollo Educativo:** Es la dependencia responsable de facilitar la gestión de los procesos académicos y administrativos de las dependencias adscritas a los despachos de los viceministros o viceministras, mediante la automatización y el desarrollo de sistemas de información y herramientas tecnológicas que apoyen el proceso de aprendizaje en los niveles y modalidades educativas del Sistema Educativo Bolivariano.

- **Las Zonas Educativas:** Son las unidades administrativas encargadas de ejecutar y dar seguimiento a las políticas y proyectos educativos nacionales en las 24 entidades federales que conforman el territorio venezolano. En ellas se desarrollan actividades de coordinación y operación esenciales para alcanzar las metas establecidas en los planes operativos que giran en torno al incremento de la escolaridad, la calidad educativa del país y los servicios de atención a estudiantes y docentes, tanto académicas como administrativas. Asimismo, a través de ellas se ejecuta el proyecto "Funcionamiento de Planteles Educativos", dirigido a la atención de los planteles de dependencia nacional.

Metas de los Niveles y Modalidades Educativas, Años Escolares 2012-2013 y 2013-2014

Concepto	Matrícula Estimada Año Escolar 2012-2013	Matrícula Estimada Año Escolar 2013-2014
República Bolivariana de Venezuela	**4.478.132**	**4.515.072**
Educación Inicial	**947.690**	**957.113**
Centro de Educación Inicial Simoncitos	**311.097**	**316.583**
De Atención Convencional	134.167	147.400
Comunitario y Familiar (Senifa)	176.930	169.183
Preescolares Bolivarianos	**356.234**	**383.711**
Preescolares por Consolidar	**141.328**	**119.493**
Educación Inicial no convencional	**139.031**	**137.326**
Educación Primaria	**1.777.535**	**1.785.982**
Escuelas Bolivarianas Consolidadas (1° a 6° Grado)	**1.130.204**	**1.135.575**
Escuelas Bolivarianas por Consolidar (1° a 6° Grado)	**647.331**	**650.407**
Educación Media	**1.582.171**	**1.588.925**
Educación Media General (1° a 3° Año)	**1.035.452**	**1.039.872**
Educación Media General y Técnica (4° a 6° Año)	**546.719**	**549.053**
Ciencias	441.989	443.909
Humanidades	11.346	11.391
Industrial	21.082	21.165
Agropecuaria	15.463	15.524
Asistencial	5.174	5.195
Comercial	50.772	50.972
Otras	893	897

Concepto	Matrícula Estimada Año Escolar 2012-2013	Matrícula Estimada Año Escolar 2013-2014
Educación Especial (Fija)	**33.755**	**36.585**
Educación de Jóvenes, Adultos y Adultas	**136.981**	**146.467**
Básica (1° a 6° Semestre)	2.757	2.885
Básica (7° a 12° Semestre)	56.319	60.111
Media	37.841	40.838
Capacitación de Artes y Oficios	40.064	42.633

Fuente: Dirección de Estadística del MPPE. Cifras estimadas.

Entes Descentralizados Adscritos, Servicio Desconcentrado y Corporaciones

- **La Fundación de Edificaciones y Dotaciones Educativas (FEDE)** es una institución de gestión pública, creada mediante Decreto Presidencial N° 1.555 de fecha 11 de mayo de 1.976, publicado en la Gaceta Oficial de la República de Venezuela N° 30.978, de fecha 11/05/1976 bajo la tutela del Ministerio de Desarrollo Urbano. En fecha 21 de mayo de 1990, en Gaceta Oficial de la República de Venezuela N° 34.471 y por Decreto N° 899, se dispone que el Ministerio de Educación ejerza la tutela de la Fundación. El 1 de junio de 2007, se publica en Gaceta Oficial de la República Bolivariana de Venezuela N° 38.696, Decreto Presidencial N° 5.371, la adscripción de la Fundación al Ministerio del Poder Popular para la Vivienda y el Hábitat y el 9 de septiembre de 2008, se dispone que el Ministerio de Poder Popular para la Educación ejerza nuevamente la tutela de FEDE según Gaceta Oficial de la República Bolivariana de Venezuela N° 39.012, Decreto Presidencial N° 6.399.

  Misión: Atender la planta física educativa nacional para garantizar a las comunidades espacios seguros, funcionales y confortables, con la finalidad de fortalecer el proceso educativo.

  Visión: Ser el organismo rector de la planta física educativa nacional dentro de parámetros de excelencia e innovación; capaz de desarrollar conocimientos y tecnologías en el área de su competencia que le permita ser reconocido en el ámbito nacional e internacional; de lograr la participación proactiva de las comunidades educativas, en todo lo concerniente a la edificación escolar; de obtener recursos financieros bajo condiciones económicas favorables y de atender integralmente la planta física educativa de la República Bolivariana de Venezuela.

  Proyecto: Servicios básicos y arrendamientos de la planta física educativa

  Objetivo del Proyecto: Garantizar la cancelación de servicios básicos, arrendamientos, indemnizaciones, condominios y otras obligaciones contraídas por los planteles educativos nacionales y oficinas administrativas del MPPE y FEDE; así como la adquisición de inmuebles para el uso educativo.

  Resultado esperado: Cancelación de: Servicios básicos de 12.930 inmuebles dependientes del MPPE; arrendamiento de 189 y adquisición de nueve plantas físicas para incrementar el número de planteles nacionales.

Proyecto: Construcción de planteles en el Subsistema de Educación Básica

Objetivo del Proyecto: Construir edificaciones educativas como espacios idóneos para la enseñanza y la práctica democrática y participativa en el Subsistema de Educación Básica.

Resultado esperado: 15 planteles construidos siguiendo los parámetros de calidad y excelencia tecnológica.

Proyecto: Rehabilitación, ampliación y mejoras de planteles en el Subsistema de Educación Básica

Objetivo del Proyecto: Construir, mejorar, acondicionar y ampliar aulas y otros espacios educativos en escuelas oficiales del Subsistema de Educación Básica a nivel nacional; así como aplicar acciones de conservación y mantenimiento preventivo y correctivo.

Resultado esperado: 750 espacios educativos rehabilitados y/o ampliados.

Proyecto: Construcción y atención de la planta física educativa del Subsistema de Educación Básica a través de Convenios Especiales

Objetivo del Proyecto: Construir y aplicar acciones de rehabilitación, conservación y mantenimiento preventivo y correctivo en la planta física educativa de escuelas a nivel nacional a los fines de contribuir a su correcto funcionamiento, seguridad y confort.

Resultado esperado: 6 planteles del Subsistema de Educación Básica adecuados a Escuelas Bolivarianas.

Proyecto: Dotación de mobiliario escolar y equipos en el Subsistema de Educación Básica

Objetivo del Proyecto: Dotar de mobiliario escolar, equipos y unidades móviles de mantenimiento y seguridad (UMMYS) a planteles del Subsistema de Educación Básica construidas, rehabilitadas o ampliadas para ofrecer las condiciones de confort necesarias en el desarrollo del proceso educativo.

Resultado esperado: 517 planteles dotados y en condiciones óptimas para el desarrollo del proceso educativo.

- **La Fundación Bolivariana de Informática y Telemática (FUNDABIT)** es un ente adscrito al Ministerio del Poder Popular para la Educación, constituido según Decreto Nº 1.193, del 6 de febrero de 2001, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 37.137 del 9 de febrero de 2001. Sus líneas de acción se orientan a la consecución de los siguientes objetivos:
  - Apoyar al Ministerio del Poder Popular para la Educación en la aplicación y divulgación de las Tecnologías de la Información y la Comunicación (TIC).
  - Apoyar los planes del Estado venezolano en la integración de la población en el uso de las TIC.
  - Contribuir al mejoramiento de la integración escuela-comunidad a través del uso de las TIC.
  - Definir el funcionamiento de la plataforma tecnológica instalada en los centros informáticos con fines educativos.
  - Establecer los lineamientos para la producción, selección y evaluación de recursos orientados a mejorar la práctica pedagógica a través del uso de las TIC.
  - Orientar sobre la aplicación de las políticas educativas emanadas del Ministerio del Poder Popular para la Educación en cuanto a la incorporación y utilización de las TIC en la gestión educativa.

Misión: Promover la formación integral de la persona a través de la incorporación de las Tecnologías de la Información y la Comunicación (TIC), en el proceso educativo nacional.

Visión: Incorporar el uso educativo de la herramientas informáticas y multimedia, sobre la base de los artículos 108 y 110 de la Constitución Bolivariana y Decreto Presidencial Nº 825.

Proyecto: Registro Único Nacional Escolar (REÚNE) para la actualización permanente de la gestión escolar en el Sistema Educativo Bolivariano

Objetivo del Proyecto: Registrar y actualizar de manera permanente la información de la gestión escolar y proporcionar a las autoridades competentes del sector educativo la información para el desarrollo de políticas, proyectos y/o programas educativos, así como el seguimiento y control de los mismos, contribuyendo al desarrollo y fortalecimiento del sistema educativo.

Resultado esperado: 5.000 planteles incorporados al proyecto Registro Único Nacional Escolar (REÚNE).

Proyecto: Masificación de las Tecnologías de la Información y Comunicación (TIC) en la Educación

Objetivo del Proyecto: Masificar el uso de tecnologías de información y comunicación (TIC) a través de la incorporación de centros tecnológicos, a fin de transformar el proceso de enseñanza-aprendizaje en el sistema educativo del país.

Resultado esperado: 220 Centros Bolivarianos de Informática y Telemática (CBIT) creados y en buen funcionamiento para la formación integral continua y permanente de docentes, estudiantes y comunidad en general mediante el uso de las TIC.

- **La Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)** se crea mediante Decreto N° 1.100, del 24 de noviembre de 2000, publicado en Gaceta Oficial de la República Bolivariana de Venezuela Nº 37.087 de fecha 28/11/2000, con autonomía presupuestaria, administrativa, financiera y de gestión en las materias de su competencia. Tiene como finalidad ejecutar la política educativa establecida por el Ministerio del Poder Popular para la Educación, a través de los medios audiovisuales; así como diseñar, investigar, adaptar, desarrollar, producir, distribuir y evaluar los contenidos del Proyecto Nacional Medios Audiovisuales al Servicio de la Educación.

  Misión: Implementar, desarrollar y difundir contenidos educativos mediante el uso de tecnología informativa de punta (en medios audiovisuales e impresos), para contribuir con el proceso educativo nacional, facilitando a la sociedad el acceso al conocimiento y a la información. Todo ello enmarcado en el principio participativo de la democracia y con sentido de igualdad de oportunidades.

  Visión: Ser una organización reconocida nacional e internacionalmente como una fundación de medios audiovisuales dirigida a la producción y difusión de contenidos pedagógicos. En este sentido, capacita a los actores del proceso educativo en el dominio de los medios audiovisuales, impresos y/o electrónicos, teniendo como objetivo compartir información y conocimientos con la sociedad.

  Proyecto: Producciones audiovisuales innovadoras (TV, radio e informática)

  Objetivo: Fortalecer el Subsistema de Educación Básica, mediante la producción y difusión de documentos audiovisuales e impresos con contenidos pedagógicos.

  Resultado esperado: Producción de 214 programas audiovisuales y radiales con un alto nivel educativo, para televisión, radio e informática, orientadas al fortalecimiento del Subsistema de Educación Básica.

- **El Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación**, fue creado mediante el Decreto Nº 337 de fecha 23 de Noviembre de 1949, con la función primordial de velar por la protección social y el mejoramiento de las condiciones de vida de sus miembros, de los parientes inmediatos y sus herederos.

Misión: Promover y desarrollar un sistema de seguridad social integral y orientado al mejoramiento permanente de la calidad de vida del personal docente y personal administrativo del Ministerio del Poder Popular para la Educación y de otros organismos afiliados al instituto, mediante la prestación oportuna, eficiente y efectiva de asistencia en sus requerimientos de afiliación; créditos hipotecarios o personales; médicos-asistencial; culturales, recreativos, deportivos y de ayudas socioeconómicas.
Visión: Ser un organismo eficiente en la prestación de servicios de seguridad y asistencia social integral, con una atención de alta calidad para el personal docente y administrativo del Ministerio del Poder Popular para la Educación y otros entes educativos afiliados al IPASME, en el marco de los principios de universalidad, solidaridad, unidad, integralidad y participación democrática.

Proyecto: Concesión de Créditos

Objetivo del Proyecto: Conceder créditos a los afiliados para mejorar su calidad de vida.

Resultado esperado: Concesión de 23.553 créditos a los afiliados

Proyecto: Atención asistencial a los afiliados, beneficiarios y comunidad en general

Objetivo del Proyecto: Prestar asistencia en salud integral a los beneficiarios, mediante atención médico-odontológica y la optimización de los servicios sanitarios.

Resultado esperado: Mejora de la calidad de vida de 6.479.197 afiliados y beneficiarios del IPASME, mediante asistencia en Salud Integral.

Proyecto: Asistencia cultural, recreativa, deportiva y turística a los afiliados y beneficiarios del IPASME

Objetivo del Proyecto: Fortalecer la participación de los afiliados y beneficiarios del IPASME en la práctica de actividades deportivas, recreativas, culturales y turísticas, que permitan generar momentos de diversión y esparcimiento para contribuir a mejorar su calidad de vida.

Resultado esperado: Mejora de la calidad de vida de 567.603 afiliados, beneficiarios y comunidad en general, mediante asistencia cultural, turística, recreativa y deportiva.

Proyecto: Atención socio económica al afiliado

Objetivo del Proyecto: Garantizar al afiliado el apoyo socio-económico para la cancelación de servicios médicos no suministrados por el Instituto y demás beneficios contractuales.

Resultado esperado: Asistencia socio económica a 35.365 afiliados por conceptos del Convenio Inter - Administrativo, servicios médicos indirectos, ayudas especiales y por afiliados fallecidos.

Proyecto: Proyecto Socialista "IPASME va a la escuela"

Objetivo del Proyecto: Ampliar el alcance de asistencia de forma integral y directa a los docentes y comunidad en general.

Resultado esperado: Atención integral a 300.000 afiliados, estudiantes y personas de las poblaciones aledañas a las comunidades docentes a nivel nacional.

Proyecto: Fortalecimiento de la infraestructura del IPASME

Objetivo del Proyecto: Garantizar el buen funcionamiento de la planta física del instituto a nivel nacional mejorando así la prestación de los servicios en general.

Resultado esperado: 920 obras de construcción, mantenimiento y acondicionamiento en infraestructuras del IPASME a nivel nacional a fin de optimizar la prestación de los servicios.

- **El Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)** fue creado el 06 de agosto de 1973, según Decreto Nº 1.365 publicado en la Gaceta Oficial de la República de Venezuela Nº 30.171 de la misma fecha. El día 3 de noviembre de 1995 el Ejecutivo Nacional, a través del Oficio N° 3.503, le adjudica al Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia la personalidad jurídica de Fundación. CENAMEC es transformado en Fundación del Estado bajo la tutela del Ministerio de Educación, con la finalidad de atender en forma orgánica, continua y sistemática, el mejoramiento del proceso enseñanza aprendizaje de la Ciencia en la Educación Venezolana.

Misión: Desarrollar investigaciones científicas en el campo educativo, cuyos resultados orienten las políticas públicas, así como el análisis, seguimiento y evaluación de los procesos que coadyuven en el mejoramiento progresivo y sustentable del Sistema Educativo Venezolano, en consonancia con los fines de la educación, sus principios y valores rectores consagrados en la ley.

Visión: Ser una institución de referencia nacional e internacional en el campo de la investigación educativa, que contribuya a la transformación social y al desarrollo integral del país en el contexto latinoamericano, andino, caribeño, amazónico, iberoamericano y mundial.

Proyecto: Evaluación de la Calidad del Subsistema de Educación Básica y su impacto en la Sociedad Venezolana

Objetivo del Proyecto: Evaluar la calidad del Subsistema de Educación Básica a fin de orientar la formulación de políticas públicas en materia educativa para su mejora permanente y continua.

Resultado esperado: 8 informes acerca de la calidad de la educación en las instituciones educativas oficiales del Subsistema de Educación Básica de la parroquia San José y del impacto causado por la implementación del proyecto Canaima Educativo en la formación de niños y niñas del nivel de Educación Primaria del Subsistema de Educación Básica en el Distrito Capital.

Proyecto: Creación del Centro de Documentación e Información para la Investigación Educativa (CDIIE)

Objetivo del Proyecto: Crear el Centro de Documentación e Información para la Investigación Educativa, como gestor para la búsqueda y sistematización de información que exige la Fundación como Instituto de Investigación Científica.

Resultado esperado: Centro de documentación creado, con 1.010 colecciones del área de investigación que beneficiarán a docentes investigadores, padres, madres y comunidad educativa en general.

Proyecto: Ampliación de la Red Venezolana de Investigadores Educativos (REDVIE)

Objetivo del Proyecto: Fortalecer la Red Venezolana de Investigadores Educativos, mediante la ampliación de la infraestructura tecnológica, con la finalidad de optimizar el acceso a la formación integral del ciudadano.

Resultado esperado: Interconexión entre 4.800 investigadores a nivel nacional, propiciando el desarrollo, intercambio y divulgación de investigaciones educativas, que contribuirán a la transformación social del país a través del mejoramiento progresivo y sustentable del sistema educativo venezolano.

- **La Fundación Colombeia** fue creada mediante Decreto Presidencial Nº 5.410, de fecha 25 de junio de 2007, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.746, de fecha 28 de junio de 2007, reimpreso por error material en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.746 de fecha 14 de agosto de 2007; con el fin de contribuir en la construcción de una sociedad justa, libre y de iguales, utilizando la educación y la comunicación como herramientas de libertad. A partir del 22 de abril de 2009, la Fundación Colombeia pasó a la adscripción del Ministerio del Poder Popular para la Educación, según Decreto de Organización y Funcionamiento de la Administración Pública Nacional Nº 6.732,

publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.202 el 17 de junio de 2009. Para la realización de las actividades y competencias vinculadas a la misión y visión institucional, la Fundación Colombeia adopta una estructura constituida en tres Niveles fundamentales, donde el Nivel Superior está conformado por el Consejo Directivo, Presidencia y la Dirección Ejecutiva; el Nivel de Apoyo lo conforman las Oficinas de: Auditoría Interna, Consultoría Jurídica, Relaciones Interinstitucionales, Recursos Humanos, Planificación y Presupuesto, Informática, Administración y Finanzas; y el Nivel Sustantivo está conformado por las Gerencias de Producción, Programación, Servicios Informativos y la Gerencia de Ingeniería y Transmisiones.

Misión: Producir, transmitir y difundir contenidos audiovisuales de carácter educativo, tecno-productivo con valores socialistas a través de su red, incorporando otros medios de comunicación públicos y privados para fortalecer el sistema de educación nacional socialista.

Visión: Consolidar como un instrumento de democratización y socialización de la educación bolivariana, difundiendo y desarrollando herramientas que promuevan el empoderamiento popular a través de los medios de comunicación partiendo de la ética revolucionaria, respetando los valores de justicia, igualdad y libertad consagrados en la Constitución de la República Bolivariana de Venezuela para la construcción de un estado democrático, socialista y de derecho.

Proyecto: Fortalecimiento de la educación y la cultura a través del posicionamiento de Colombeia TV, como la Televisora Educativa de Venezuela.

Objetivo del Proyecto: Fortalecer el sistema educativo nacional y el proceso de desarrollo social de los ciudadanos y las ciudadanas, posicionando y consolidando a Colombeia TV como Televisora Educativa de Venezuela, mediante la producción, difusión y transmisión de contenidos audiovisuales y radiales de carácter educativo y cultural.

Resultado esperado: 2.265 programas de producciones audiovisuales y radiales de contenido educativo y cultural transmitidas a nivel nacional.

- **La Fundación Samuel Robinson** se crea el 15 de marzo de 2005, según Decreto Presidencial Nº 3.524, publicado en Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.147. Son sus objetivos: Administrar académica, financiera y operativamente el Plan Extraordinario de Alfabetización y Prosecución al Sexto Grado de la población joven y adulta; organizar programas de alfabetización e inclusión de jóvenes y adultos al sistema educativo y al sistema productivo; Impulsar a todos los sectores de la nación para alcanzar mayores niveles de desarrollo, calidad de vida y de bienestar en los grupos sociales más necesitados del país; y fortalecer la unión latinoamericana y caribeña en el marco de la Alternativa Bolivariana para los Pueblos de Nuestra América–Tratado de Comercio de los Pueblos (ALBA-TCP) en la educación.

Misión: Erradicar el analfabetismo y alcanzar la prosecución al sexto grado de Educación Básica en jóvenes y adultos a nivel nacional e internacional, garantizando su inclusión política, social y productiva, con el propósito de conseguir mayores niveles de desarrollo y bienestar en los grupos sociales más necesitados del país.

Visión: Atender a la población excluida del Sistema Educativo formal, ofreciéndole una educación integral y de calidad en todos los momentos y en todos los espacios a nivel nacional e internacional, convirtiéndolos de esta manera en protagonistas de su propio desarrollo a través de una formación que impulse los procesos liberadores para la transformación comunitaria y consolidación de la democracia social, protagónica y participativa indispensable para la construcción del socialismo bolivariano.

Proyecto: Alfabetización y prosecución al sexto grado de jóvenes, adultos y adultas Simón Rodríguez

Objetivo del Proyecto: Brindar atención socio educativa a la población de jóvenes, adultos y adultas excluidos del Subsistema de Educativo Formal mediante la alfabetización y prosecución al 6to grado e incorporación a los Círculos de Lectores

Resultado esperado: 373.236 patriotas incorporados al sistema educativo a través del proceso de alfabetización, post-alfabetización y conformación de círculos de lectores

- **La Fundación Nacional "El Niño Simón"** fue originalmente registrada con el nombre de Festival del Niño bajo el Nº 30 folio 77, protocolo 1ero, tomo 18, Planilla Nº 475.985 ante la Oficina Subalterna del Primer Circuito de Registro del Departamento Libertador del Distrito Federal en fecha 10 de noviembre de 1966. Pasa a denominarse Fundación del Niño en julio de 1975 mediante registro en el folio 35, tomo 6, protocolo 1ero. Por Decreto Nº 5.590 del 12 de septiembre de 2007, publicado el 14 de septiembre de 2007 en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.769, la Fundación pasa a la adscripción del Ministerio del Poder Popular para la Educación. El 03 de abril del año 2008, mediante Decreto Nº 5.982, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.902 de la misma fecha, se autoriza el cambio del nombre a la Fundación Nacional "El Niño Simón". Sus políticas apuntan al logro de la atención integral a los niños y jóvenes de nuestro país en todas sus etapas de desarrollo humano, a través de los planes y programas de la Fundación, articulando esfuerzos con los demás organismos e instituciones interesadas en impulsar la felicidad de los más pequeños.

  Misión: Realizar acciones, impulsar proyectos y supervisar constantemente el desarrollo, bienestar y felicidad de todos los niños en la República Bolivariana de Venezuela, en todos los aspectos necesarios para su adecuado crecimiento físico, mental, emocional y espiritual.

  Visión: Ser una institución que garantice el desarrollo integral de todos los niños.

  Proyecto: Plan Nacional Alejandro de Humboldt

  Objetivo del Proyecto: Fomentar la salud mental, la conciencia ambiental e identidad cultural y ciudadana como elementos fundamentales del desarrollo integral mediante actividades recreativas y turísticas con los niños, niñas y adolescentes en espacios recreativos y culturales públicos, privados y comunitarios, adecuados y seguros.

  Resultado esperado: 102.039 niños, niñas y adolescentes de diferentes regiones del país pertenecientes a los centros educativos de la Fundación Nacional "El Niño Simón" y de las comunidades aledañas, utilizando los espacios recreativos y turísticos aptos para el disfrute y esparcimiento.

  Proyecto: Desarrollo integral de niños y niñas de los Centros de Formación de la Fundación Nacional "El Niño Simón"

  Objetivo del Proyecto: Atender integralmente niños y niñas en los centros de formación de la Fundación Nacional, de acuerdo con sus necesidades, en el Distrito Capital y los estados: Carabobo, Lara, Miranda, Nueva Esparta, Táchira y Zulia.

  Resultado esperado: Atención a 18.665 niños y niñas.

  Proyecto: Programa Nacional Simón Rodríguez: Implementación de las Actividades de Libre Desarrollo

  Objetivo del Proyecto: Proteger y dar atención integral a los niños y niñas que habitan en zonas de riesgo, dentro de las Escuelas Bolivarianas y Casa de los Niños, a través de actividades de libre desarrollo y culturales.

  Resultado esperado: protección a 21.776 niñas y niños de Escuelas Bolivarianas y Casa de los Niños que habitan en zonas de riesgo.

  Proyecto: Protección y bienestar social para el buen vivir de los niños, niñas y adolescentes de la Patria

  Objetivo del Proyecto: Atender el desarrollo físico, mental y social de los niños niñas y adolescentes, a través de la implementación de programas médicos y asistenciales.

  Resultado esperado: 18.300 niñas, niños y adolescentes de los centros educativos de la Fundación y de la comunidad en general atendidos en las consultas de los programas sociales de la Fundación a nivel nacional.

- **El Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia** es un ente sin personalidad jurídica con rango de Dirección General, creado mediante Decreto Nº 353 de fecha 21/09/1994, publicado en la Gaceta Oficial de la República de Venezuela Nº 35.552 de fecha

22/09/1994, adscrito al Ministerio del Poder Popular para la Educación según Decreto Nº 3.753 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.262 de fecha 31/08/2005 y ratificado como Servicio Desconcentrado según el Artículo 67 del Capítulo IV de la Reestructuración del Órgano de Adscripción, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.884 de fecha 05/03/2008. Son sus objetivos: Precisar y atender oportunamente a nuestra población infantil en todo el territorio nacional, respetando la diversidad cultural, en especial las etnias indígenas presentes en cada región del país; fortalecer constantemente el desarrollo profesional y humano del colectivo de gestión a fin de concientizarlos sobre la importante labor que lleva adelante la institución; y consolidar las relaciones interinstitucionales con los otros entes protagónicos del proceso revolucionario, intercambiando experiencias a fin de enriquecer nuestras estrategias de atención integral hacia las niñas y los niños.

Misión: Coadyuvar en la implementación de las políticas públicas educativas en materia de atención integral que se brinda a niñas y niños entre 0 a 6 años, a fin de sensibilizar, fortalecer, promover y formar a las familias como corresponsables de los procesos de aprendizaje y desarrollo de sus hijas e hijos.

Visión: Contribuir a orientar, coordinar y supervisar la atención integral que se brinda a niñas y niños entre 0 y 6 años en los Simoncitos Comunitarios, para que potencialicen el proceso de aprendizaje y desarrollo en las diferentes áreas, garantizando así el fortalecimiento de las familias y las comunidades.

Proyecto: Fortalecimiento de la atención integral de calidad a niñas y niños de 0 a 6 años de edad, familia y comunidad

Objetivo del Proyecto: Atender a niños y niñas de 0 a 6 años de edad y familias, a través de la formación y educación integral bolivariana no convencional.

Resultado esperado: Atención integral a 176.930 niños y niñas de 0 a 6 años de edad de los sectores más vulnerables.

- **La Academia Nacional de Ciencias Económicas** es una Corporación de carácter público, con personalidad jurídica, patrimonio distinto del Tesoro Nacional, con autonomía académica, organizativa y económica. Fue creada por ley de fecha 24 de agosto de 1983 publicada en gaceta oficial Nº 32.796.

Misión: Contribuir con el desarrollo de las Ciencias Económicas en sus aspectos teóricos y políticos, con especial énfasis en América Latina y Venezuela, a través del impulso a la investigación, de la colaboración en la definición de estrategias para el desarrollo económico y social en los distintos planes de la nación, de la participación en el diseño y en la elaboración de programas docentes de las instituciones de educación superior, de la proposición de iniciativas legislativas y de la promoción de publicaciones, conferencias y foros científicos y políticos.

Visión: La Academia Nacional de Ciencias Económicas se concibe como una Corporación de alto nivel científico, de carácter público con ámbito nacional, abocada al estudio de la economía en sus aspectos teóricos y políticos. Es una entidad respetuosa de la ley y de los derechos de la sociedad civil en pro del bien común y del progreso.

Proyecto: Difusión del conocimiento de las Ciencias Económicas

Objetivo del Proyecto: Promover el estudio de las Ciencias Económicas mediante la difusión de investigaciones y otras obras en el área.

Resultado esperado: Difusión del conocimiento sobre el área económica mediante el suministro de información a aproximadamente 2.500 usuarios.

- **La Academia de Ciencias Físicas, Matemáticas y Naturales** es una Corporación científica de carácter público destinada a impulsar los adelantos en las ciencias, creada por Ley del Congreso de los Estados Unidos de Venezuela de fecha 19 de junio de 1917 y publicada en la Gaceta Oficial de los Estados Unidos de Venezuela Nº 13.181 de fecha 27 de junio de 1917.

Misión: Promover, integrar y difundir el avance del conocimiento científico y tecnológico del país, en el marco de la universalidad del saber. Para ello contribuirá a la creación de conocimiento científico y tecnológico y velará por su uso en función del bienestar social y el desarrollo sustentable. Estimulará la formación de recursos humanos para la ciencia y la tecnología promoviendo las mejores prácticas de enseñanza de las ciencias. Realizará estudios e informará sobre el avance científico y tecnológico mundial y dentro de este contexto analizará la situación del país. Asesorará en los asuntos de su competencia a entes públicos y privados. Para conseguir estos objetivos, la Academia selecciona sus integrantes en razón de su experiencia y reconocidos logros académicos.

Visión: Ser una institución reconocida por su influencia en la orientación de la Ciencia y la Tecnología, así como de su enseñanza e inserción en la sociedad, en concordancia con las políticas que, en esas materias, se proponen en el país para contribuir al bienestar social y al desarrollo sustentable.

Proyecto: Investigación y difusión del conocimiento de las Ciencias Físicas, Matemáticas y Naturales

Objetivo del Proyecto: Elaborar, publicar y difundir los trabajos científicos, estudios y seminarios realizados en el país, sobre Ciencias Físicas, Matemáticas y Naturales, para el fortalecimiento de estas ciencias y sus aplicaciones.

Resultado esperado: Difusión de los estudios y trabajos científicos, realizados en el país, a través de publicación de los Boletines de la Academia, obras científicas, información divulgada a través de la web, y eventos especiales como seminarios, foros, congresos, entre otros, mediante la atención a 160.500 usuarios.

Proyecto: Enseñanza de las ciencias basada en la indagación

Objetivo del Proyecto: Incentivar en los niños la curiosidad por las ciencias físicas, matemáticas y naturales, a través de la indagación y el intercambio del conocimiento

Resultado esperado: 15.700 niños, niñas, jóvenes y adolescentes, matriculados en escuelas ubicadas en sectores de bajos recursos económicos del Área Metropolitana de Caracas, y algunas ciudades del interior del país, motivados a la investigación de las ciencias basada en la indagación.

- **La Academia de Ciencias Políticas y Sociales** fue creada por Ley del Congreso de los Estados Unidos de Venezuela el 16 de junio de 1915, y publicada en la Gaceta Oficial de los Estados Unidos de Venezuela Nº 12.590 de fecha 22 de junio de 1915. Conforme a su Ley de Creación de 1915 reformada en 1924, es una Corporación de Derecho Público y de carácter científico conformada por 35 Individuos de Número y por Miembros Correspondientes Nacionales y Extranjeros.

Misión: Propender al desarrollo y progreso de las Ciencias Jurídicas, debiendo además, cooperar a las reformas de la legislación venezolana, ya por medio de conferencias dadas en el seno del Cuerpo, también a través de estudios sobre puntos determinados, que se publicarán en el órgano oficial de la Corporación, o promoviendo certámenes de acuerdo con sus Estatutos.

Visión: Ser un organismo que esté a la vanguardia en el estudio de las Ciencias Jurídicas y Sociales del país y que tenga estrecha relación con los demás organismos de igual índole en el mundo.

Proyecto: Difusión del conocimiento de las Ciencias Jurídicas

Objetivo del Proyecto: Promover el estudio en las áreas políticas, sociales y jurídicas a objeto de contar con profesionales más capacitados en su área respectiva.

Resultado esperado: 310.000 personas beneficiadas de la difusión de las investigaciones y trabajos jurídicos, a través de la publicación de los boletines y obras jurídicas, información divulgada a través de la web, y de eventos como seminarios, foros, talleres, cursos, congresos, etc. realizados por la Academia.

- **La Academia Nacional de la Historia** es una institución de carácter público creada por el Presidente de la República, Dr. Juan Pablo Rojas Paúl, mediante Decreto Orgánico dictado el 28 de octubre de 1888, con el objeto de velar porque se escriba "...verdadera historia concebida con un espíritu científico, es decir, teniendo como fin la búsqueda de las leyes que presiden el desarrollo social de la especie humana...".

Misión: La Academia Nacional de la Historia tiene como misión identificar, acopiar y rescatar la información documental, hemerográfica, bibliográfica, digitalizada, audiovisual disponible sobre la vida política, económica, cultural y social de la nación; velar porque sea tratada con la mayor objetividad, así como custodiar su legado histórico, preservarlo y organizarlo para facilitar el acceso a la información que contiene en él y asesorar al Estado venezolano en materia de publicaciones especializadas.

Visión: Reafirmar la identidad nacional mediante la divulgación histórica a través de programas editoriales, audiovisuales y actividades especiales en el país y fuera de él. Desarrollar la investigación histórica, humanística de Ciencias Sociales, así como también apoyar la realizada en otros centros de educación e investigación a nivel nacional e internacional.

Proyecto: Fortalecimiento, promoción y difusión del acervo histórico, conservación y automatización de las colecciones documentales y hemerográficas

Objetivo del Proyecto: Suministrar a los usuarios el patrimonio cultural a través de la investigación, divulgación y publicación de obras, preservando las fuentes históricas y hemerográficas de nuestra identidad nacional.

Resultado esperado: Atención a 123.000 usuarios para satisfacer las necesidades de consultas presenciales, virtuales y telefónicas relacionadas con los valores patrios.

- **La Academia Nacional de la Ingeniería y el Hábitat** es una Corporación de carácter público, con personalidad jurídica, patrimonio propio distinto al Fisco Nacional, autonomía académica, organizativa y económica, creada por Ley del Congreso de la República de Venezuela, dictada el 03 de Septiembre de 1998; promulgada por el Ejecutivo Nacional de la República de Venezuela, el 17 de Septiembre de 1998, publicada ese mismo día, en la Gaceta Oficial N° 5263 Extraordinaria.

Misión:

- Cooperar con el desarrollo nacional y con la definición y elaboración de directrices y estrategias públicas relacionadas con la Ingeniería y el Hábitat.
- Colaborar en la formulación de planes docentes y de investigación en el ámbito de su competencia.
- Promover, publicar, difundir y preservar los estudios y proyectos de Ingeniería y Hábitat.
- Opinar sobre proyectos de leyes, reglamentos y ordenanzas en materia de ingeniería, arquitectura y desarrollo urbano.
- Opinar sobre la situación política, económica, social, científica y tecnológica del país y en particular sobre políticas de Estado y planes y programas vinculados a la Ingeniería y el Hábitat, sin que ello signifique hacer declaraciones de expreso contenido ideológico o con manifiestas intenciones de proselitismo partidista.

Visión: La Academia de la Ingeniería y el Hábitat es una institución llamada a elevar la discusión permanente de los asuntos más importantes del país, en especial los de carácter científico y tecnológico vinculado a la Ingeniería y el Hábitat. Ello implica atender consulta tanto de los organismos del Estado como de universidades e instituciones públicas y privadas.

Proyecto: Promoción, desarrollo y divulgación del conocimiento en las áreas de la Ingeniería y el Hábitat

Objetivo del Proyecto: Divulgar el conocimiento de las áreas de la Ingeniería y el Hábitat y sus aplicaciones

Resultado esperado: Atención a 16.000 usuarios mediante la difusión de estudios, investigaciones y publicaciones en las áreas de la Ingeniería y el Hábitat.

- **La Academia Nacional de Medicina** fue creada el 11 de junio de 1904 por ley orgánica, publicada en la Gaceta Oficial de los Estados Unidos de Venezuela Nº 20.557, de fecha 5 de agosto de 1941 como la Corporación oficial, científica y doctrinaria que representa la Ciencia Médica Nacional, le da impulso, guarda su tradición y constituye escuela. La Academia Nacional de la Medicina es una Corporación de Derecho Público, cuyo conjunto de preceptos jurídicos están destinados a la tutela o defensa de los derechos e intereses generales de la comunidad o sociedad a través de proyectos y programas orientados por las políticas dictadas al efecto por el Ministerio del Poder Popular para la Educación, como instrumento para que el país alcance a través de sus estudios e investigaciones el mayor desarrollo y adelanto en ciencias biológicas.

Misión: Propiciar el estudio, investigación, discusión y difusión sobre las Ciencias Biológicas y en especial de la Patología e Higiene Nacional, así como establecer las relaciones de cooperación con las distintas organizaciones médicas para dar respuestas a las problemáticas de salud que se presenten en el ámbito nacional.

Visión: Ser una Corporación científica y doctrinaria por excelencia, que fomente las investigaciones sobre las Ciencia Médicas y sirva de apoyo como ente consultor a los órganos del Poder Público Nacional para contribuir en beneficio de la salud.

Proyecto: Difusión y estímulo de investigaciones relacionadas con las Ciencias de la Salud

Objetivo del Proyecto: Ampliar el conocimiento en materia de salud, especialmente de la patología e higiene nacional.

Resultado esperado: Atención a 12.936 usuarios.

- **La Academia Venezolana de la Lengua Correspondiente de la Real Academia Española** es una institución de gestión pública, creada según decreto de fecha 10 de abril de 1883 como consta en el Tomo X, página 270, insertada en la "Recopilación de Leyes y Decretos de Venezuela" Nº 2486, sobre instalación de la Academia Venezolana y lo concerniente a su organización y régimen. La institución ha sido entendida como órgano rector de la actividad lingüística y literaria del país, auspiciando investigaciones y estudios que describen los usos de la lengua venezolana y promoviendo y divulgando la creación literaria y su estudio en todas sus manifestaciones.

Misión: Velar por el mantenimiento de la integridad y corrección de la lengua española y por la calidad y eficacia de su enseñanza, procurando que su natural evolución no altere su genio ni menoscabe su unidad fundamental. Especializar el español hablado en nuestro país, sujeto como el de otras naciones del ámbito hispano parlante, a los cambios que experimenta en su constante adaptación a las necesidades de sus hablantes.

Visión: Continuar precisando con criterio moderno y científico los valores de estudio que orientan a nuestra Corporación, relacionados con el Español que hablamos los venezolanos, y lograr que desarrollemos las estrategias necesarias para una presencia mediática que le permita a la Academia, crear y mantener conciencia pública de la importancia que tiene el buen uso del idioma en el desarrollo integral de un país en la preservación de su identidad.

Proyecto: Estudio y divulgación del Patrimonio Lingüístico y Literario Venezolano

Objetivo del Proyecto: Difundir y promocionar la información del área lingüística, gramática y literaria para el fortalecimiento del conocimiento de la Lengua Española en el país

Resultado esperado: 9.400 personas atendidas a través de las estrategias de difusión implementadas.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
116.819	100078000	Funcionamiento de planteles educativos	Plantel			20.953	232.274.524			232.274.524
116.763	100079000	Programa de Alimentación Escolar (PAE)	Niña, Niño, Adolescente y Joven	2.210.509	2.040.470	4.250.979	3.489.122.495	1.600.000.000		5.089.122.495
116.933	100080000	Recurrencia y Apertura del año escolar	Nómina Cancelada			312	14.315.786.645	1.098.409.289		15.414.195.934
116.820	100081000	Recursos para el aprendizaje en la educación liberadora e inclusiva.	Estudiante			6.087.656	914.863.709			914.863.709
116.791	100082000	Fortalecimiento y creación de espacios para el Periodismo Escolar en sus diferentes formatos y Plan de Lectura.	Centro			12	10.066.761			10.066.761
116.850	100083000	Todas las Manos a la Siembra.	Espacio			480	17.516.289			17.516.289
116.782	100084000	Desarrollo curricular en el Subsistema de Educación Básica del Sistema Educativo Venezolano	Docente			503.240	742.400			742.400
116.828	100085000	Trabajo Voluntario, Conciencia Social, Moral y Luces de los trabajadores y las trabajadoras del Ministerio del Poder Popular para la Educación.	Reparación			1.248	39.802.749			39.802.749
116.794	100086000	IV Fase del Plan Estadistico del Ministerio del Poder Popular para la Educación.	Base de Datos			1	1.440.300			1.440.300
	109999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			6.217.973.793	6.217.973.793			6.217.973.793
						TOTAL	25.239.589.665	2.698.409.289		27.937.998.954

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
100001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	2.209.570.041	2.570.135.715		4.779.705.756
100002000	Gestión administrativa	4.870.970.943			4.870.970.943
100003000	Previsión y protección social	3.547.021.554	731.454.996		4.278.476.550
100007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	38.280.566			38.280.566
	TOTAL	**10.665.843.104**	**3.301.590.711**		**13.967.433.815**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**305.448**	**108.816**	**19.794**	**434.058**	**6.272.037.670**	**513.819.821**	**6.785.857.491**
Altos Funcionarios y de Elección Popular	1			1	12.618		12.618
Alto Nivel y de Dirección	37	27	51	115	1.160.580		1.160.580
Profesional y Técnico	7.000	2.000	249	9.249	127.406.604	17.626.800	145.033.404
Personal Administrativo	61.030	16.034	1.000	78.064	1.131.151.395	155.010.314	1.286.161.709
Personal Docente	175.978	35.462	11.438	222.878	3.273.483.113		3.273.483.113
Obrero	61.402	55.293	7.056	123.751	1.738.823.360	341.182.707	2.080.006.067
Personal Fijo a Tiempo Parcial	**90.534**	**47.153**		**137.687**	**2.106.316.324**		**2.106.316.324**
Personal Docente	90.534	47.153		137.687	2.106.316.324		2.106.316.324
Personal Contratado	**19**	**16**		**35**	**1.285.197**		**1.285.197**
Profesional y Técnico	7	6		13	631.197		631.197
Personal Administrativo	12	10		22	654.000		654.000
TOTAL	**396.001**	**155.985**	**19.794**	**571.780**	**8.379.639.191**	**513.819.821**	**8.893.459.012**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**14.868**	**7.726**	**22.594**	**298.056.677**
Obreros	2.010	862	2.872	35.261.631
Empleados	873	411	1.284	18.309.491
Docentes	11.985	6.453	18.438	244.485.555
Jubilados	**110.493**	**57.406**	**167.899**	**3.980.419.873**
Obreros	15.921	6.823	22.744	571.987.985
Empleados	5.010	2.358	7.368	202.744.537
Docentes	89.562	48.225	137.787	3.205.687.351
TOTAL	**125.361**	**65.132**	**190.493**	**4.278.476.550**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	17.133.164.671	3.668.545.004		20.801.709.675
4.02	Materiales, suministros y mercancias	3.227.106.799	1.600.000.000		4.827.106.799
4.03	Servicios no personales	1.652.456.882			1.652.456.882
4.04	Activos reales	363.431.325			363.431.325
4.07	Transferencias y donaciones	13.291.924.563	731.454.996		14.023.379.559
4.11	Disminución de pasivos	237.348.529			237.348.529
	TOTAL	**35.905.432.769**	**6.000.000.000**		**41.905.432.769**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	6.986.093.218			6.986.093.218
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.372.529.628			3.372.529.628
4.07.01.03.00	Transferencias corrientes internas al sector público	3.372.529.628			3.372.529.628
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.343.642.759			2.343.642.759
	- A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)	891.384.272			891.384.272
	- A0135 Academia Nacional de Ciencias Económicas	883.505			883.505
	- A0136 Academia de Ciencias Físicas, Matemáticas y Naturales	2.102.089			2.102.089
	- A0137 Academia de Ciencias Políticas y Sociales	2.925.225			2.925.225
	- A0138 Academia Nacional de la Historia	2.943.386			2.943.386
	- A0139 Academia Venezolana de la Lengua	988.851			988.851
	- A0140 Academia Nacional de Medicina	2.163.855			2.163.855
	- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	287.453.071			287.453.071
	- A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)	55.523.695			55.523.695
	- A0409 Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)	8.100.000			8.100.000
	- A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)	338.874.021			338.874.021
	- A0425 Fundación Samuel Robinson	55.786			55.786
	- A0477 Fundación Colombeia	110.097.053			110.097.053
	- A0484 Fundación Nacional El Niño Simón	631.803.363			631.803.363
	- A0491 Fundación Escuela Metropolitana de Formación Ciudadana "Simón Rodríguez" (FEMFOC)	7.302.408			7.302.408
	- A0911 Academia Nacional de la Ingeniería y el Hábitat	1.042.179			1.042.179
4.07.01.03.04	Transferencias corrientes a instituciones de protección social	1.028.886.869			1.028.886.869
	- A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)	1.028.886.869			1.028.886.869

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.03.00.00	Transferencias y donaciones de capital internas	3.613.563.590			3.613.563.590
4.07.03.03.00	Transferencias de capital internas al sector público	3.613.563.590			3.613.563.590
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	3.613.563.590			3.613.563.590
	- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	3.613.563.590			3.613.563.590

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.662.437.866			2.662.437.866
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.662.437.866			2.662.437.866
4.07.01.01.00	Transferencias corrientes internas al sector privado	2.662.437.866			2.662.437.866
4.07.01.01.70	Subsidios educacionales al sector privado	2.604.915.936			2.604.915.936
	- S0063 Asociación Civil la Escuela es el Barrio el Golfito Cabimas, Zulia.	576.355			576.355
	- S0672 Fundación Peter Alexander para Niños Autistas del Zulia (FUPANAZ)	78.000			78.000
	- S1040 Convenio ME - AVEC	2.549.232.686			2.549.232.686
	- S1041 Planteles no Afiliados al Convenio	3.426.128			3.426.128
	- S1311 Asociación Civil Unidad Educativa Colegio Adventista Yaritagua	50.000			50.000
	- S1451 Instituto Venezolano de Capacitación Profesional de la Iglesia	45.000.000			45.000.000
	- S1525 Asociación Civil del Ministerio de Educación, Cultura y Deportes (ASOCIMECD)	1.487.868			1.487.868
	- S1541 Fundación Latinoamericana por los Derechos Humanos y el Desarrollo Social (Fundalatin)	232.424			232.424

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S1572 Fundación Jóvenes Indigenas del Internado Madre Mazzarello, Municipio Autónomo Atures del Estado Amazonas	23.400			23.400
	- S1573 Unidad Educativa "Simón Rodriguez", Municipio Juan Antonio Sotillo del Estado Anzoátegui	18.720			18.720
	- S1574 Asociación Civil Unidad Educativa Santa Eulalia, Municipio Bolivar del Estado Anzoátegui	21.840			21.840
	- S1575 Unidad Educativa Virgen de Betania, Municipio Biruaca del Estado Apure	30.888			30.888
	- S1576 Centro de Capacitación Comercial y Administrativa Elorza, Municipio Rómulo Gallegos del Estado Apure	35.100			35.100
	- S1577 Unidad Educativa Escuela Básica Privada Simón Rodríguez, Municipio Girardot del Estado Aragua	29.203			29.203
	- S1578 Escuela Básica Bolivariana, Municipio Libertador del Estado Aragua	31.075			31.075
	- S1579 Unidad Educativa Básica Bartolomé Salom, Municipio Girardot del Estado Aragua	33.564			33.564
	- S1580 Unidad Educativa Colegio Bicentenario 2, Municipio Santiago Mariño del Estado Aragua	38.918			38.918
	- S1585 Asociación Civil Congregación Hermanas Agustinas, Municipio Girardot del Estado Aragua	18.720			18.720
	- S1586 Unidad Educativa Privada Casa de Dios, Municipio Girardot del Estado Aragua	41.184			41.184
	- S1587 Unidad Educativa Juan Pablo II, Municipio Bolívar del Estado Barinas	49.420			49.420
	- S1589 Hogar Sagrada Familia Hermanas Bethelmitas, Municipio Antonio José de Sucre del Estado Barinas	18.720			18.720
	- S1590 Asociación Civil Educativa Tomas de Heres, Municipio Cedeño del Estado Bolívar	18.720			18.720
	- S1591 Unidad Educativa Colegio "Vicente Emilio Sojo", Municipio Cedeño del Estado Bolívar	29.240			29.240
	- S1593 Congregación Hermanas Franciscanas del Sagrado Corazón de Jesús - Misión Santa T. de Kanavayen, Municipio Gran Sabana del Estado Bolívar	18.720			18.720
	- S1594 Unidad Educativa San Juan Bautista, Municipio Cedeño del Estado Bolívar	31.200			31.200

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S1595 Unidad Educativa Colegio San Pedro y San Pablo, Municipio El Callao del Estado Bolívar	32.112			32.112
	- S1598 Unidad Educativa Dr. Salvador Feo La Cruz, Municipio Carlos Arvelo del Estado Carabobo	78.000			78.000
	- S1600 Unidad Educativa Ezequiel Zamora, Municipio Tinaco del Estado Cojedes	20.077			20.077
	- S1601 Unidad Educativa Miguel Palao Rico, Municipio San Carlos del Estado Cojedes	78.000			78.000
	- S1605 Preescolar Asistencial Virgen de Altagracia, Municipio Libertador del Distrito Capital	33.321			33.321
	- S1606 Unidad Educativa Evangélica Arco de Triunfo, Municipio Libertador del Distrito Capital	26.395			26.395
	- S1607 Asociación Civil Colegio Agramonte, Municipio Libertador del Distrito Capital	31.824			31.824
	- S1609 Instituto Psicopedagógico El Ávila A.C..	50.544			50.544
	- S1611 Unidad Educativa Privada Miguel Ángel, Municipio Libertador del Distrito Capital	22.144			22.144
	- S1614 Amigos del Instituto Vista Alegre, Municipio Libertador del Distrito Capital	24.710			24.710
	- S1615 Asociación Civil de Educación Integral San Benito, Municipio Libertador del Distrito Capital	11.100			11.100
	- S1616 Asociación Civil Unidad Educativa "Colegio Rey Jesús", Municipio Libertador del Distrito Capital	35.006			35.006
	- S1618 Unidad Educativa "Adventista Carapita", Municipio Libertador del Distrito Capital	20.872			20.872
	- S1621 Fondo Editorial para el Desarrollo de la Educación Superior (F.E.D.E.S.), Municipio Libertador del Distrito Capital	4.212			4.212
	- S1622 Fundación Mevorah Florentin, Municipio Libertador del Distrito Capital	18.720			18.720
	- S1623 Casa Hogar Divino Niño, Municipio Libertador del Distrito Capital	14.976			14.976
	- S1624 Fundación Atención Integral Juvenil - FUNDAINIL, Municipio Libertador del Distrito Capital	14.040			14.040

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S1625 Preescolar "Vicente Salias", Municipio Libertador del Distrito Capital	42.064			42.064
	- S1626 Colegio "El Centauro de los Llanos", Municipio Libertador del Distrito Capital	28.572			28.572
	- S1627 Preescolar "El Principio de la Sabiduría", Municipio Libertador del Distrito Capital	28.572			28.572
	- S1628 Preescolar "Virgen del Rosario", Municipio Libertador del Distrito Capital	28.572			28.572
	- S1629 Comisión Servicio Social Internacional, Municipio Libertador del Distrito Capital	60.028			60.028
	- S1630 Unidad Educativa Integral Fermín Toro, Municipio Libertador del Distrito Capital	28.572			28.572
	- S1631 Fundación La Nueva Esperanza, Municipio Libertador del Distrito Capital	14.976			14.976
	- S1635 Unidad Educativa César Rengifo, Municipio Libertador del Distrito Capital	28.080			28.080
	- S1638 Unidad Educativa Instituto República, Municipio Miranda del Estado Falcón	31.075			31.075
	- S1640 Unidad Educativa Nuestra Señora de Guadalupe, Municipio Miranda del Estado Falcón	30.381			30.381
	- S1641 Unidad Educativa Colegio Sagrada Familia, Municipio Carirubano, Estado Falcón	33.246			33.246
	- S1642 Unidad Educativa Colegio "Monseñor Ramón de Jesús Loreto Rodriguez", Municipio Francisco de Miranda del Estado Guárico	51.061			51.061
	- S1643 Unidad Educativa "Don Prospero Infante", Municipio José Tadeo Monagas del Estado Guárico	48.278			48.278
	- S1644 Unidad Educativa Colegio "Dr. Roberto Vargas", Municipio Ortiz del Estado Guárico	48.278			48.278
	- S1645 Unidad Educativa Colegio "La Milagrosa", Municipio Iribarren del Estado Lara	40.809			40.809
	- S1646 Colegio Libertador, Municipio Torres del Estado Lara	40.809			40.809
	- S1647 Unidad Educativa Colegio Carora, Municipio Torres del Estado Lara	40.809			40.809

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S1649 Unidad Educativa Instituto "Santa Ana", Municipio Iribarren del Estado Lara	43.149			43.149
	- S1652 Asociación Musical de Sanare "Daniel Ortiz", Municipio Jiménez del Estado Lara	28.080			28.080
	- S1653 Preescolar La Pastora Dávila, Municipio Iribarren del Estado Lara	18.720			18.720
	- S1654 Hogar de Niños Impedidos Don Orione, Municipio Iribarren del Estado Lara	78.000			78.000
	- S1655 Asociación Civil Seminario Divina Pastora, Municipio Iribarren del Estado Lara	10.296			10.296
	- S1656 Pequeño Cottolengo Don Orione, Municipio Iribarren del Estado Lara	78.000			78.000
	- S1657 Unidad Educativa Colegio San Pablo Apóstol, Municipio Iribarren del Estado Lara	31.168			31.168
	- S1658 Unidad Educativa Colegio Coronel Ramón García de Sena, Municipio Iribarren del Estado Lara	40.519			40.519
	- S1659 Fundación Experimental Saysayal, Municipio Andrés Bello del Estado Mérida	32.688			32.688
	- S1660 Asociación Merideña de Padres y Amigos de Niños Excepcionales (AMEPANE), Municipio Libertador del Estado Mérida	32.001			32.001
	- S1661 Centro de Desarrollo Humano El Candil, Municipio Zea del Estado Mérida	78.000			78.000
	- S1662 Asociación Civil Colegio "Dr. Ramón Reinoso Núñez", Municipio Alberto Adriani del Estado Mérida	31.168			31.168
	- S1663 Asociación Civil Hogar San José de la Serra, Municipio Libertador del Estado Mérida	19.843			19.843
	- S1664 SAPRENDEH (Centro de Desarrollo Humano "El Velero", Municipio Zea del Estado Mérida	78.000			78.000
	- S1665 SAPRENDEH (Centro de Desarrollo Humano "El Alva"), Municipio Tovar del Estado Mérida	78.000			78.000
	- S1667 Asociación Civil Centro Profesional Santa Lucia, Municipio Paz Castillo del Estado Miranda	37.104			37.104
	- S1669 Unidad Educativa Colegio de Educación Especial Múltiple - CENEDEM, Municipio Guaicaipuro del Estado Miranda	39.000			39.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S1670 Unidad Educativa El Gran Rabit I, Municipio Guaicapuro del Estado Miranda	39.000			39.000
	- S1671 Instituto Docente Complejo Educativo y Cultural de Barlovento Fundación "Víctor Sosa", Municipio Guaicapuro del Estado Miranda	45.021			45.021
	- S1672 Educación Básica Colegio Brisas de Turumo, Municipio Guaicaipuro del Estado Miranda	42.770			42.770
	- S1674 Unidad Educativa Batalla de la Victoria, Municipio Guaicaipuro del Estado Miranda	23.865			23.865
	- S1676 Unidad Educativa José Antonio Páez, Municipio Turén, del Estado Portuguesa	48.278			48.278
	- S1678 Unidad Educativa Colegio Adventista Andrés Bello, Municipio Guanare del Estado Portuguesa	48.278			48.278
	- S1679 Fundación para el Desarrollo Social San Rafael Arcángel (FUNDES), Municipio Esteller del Estado Portuguesa	48.235			48.235
	- S1680 Unidad Educativa Santa Rita, Municipio Arismendi del Estado Sucre	16.304			16.304
	- S1681 Unidad Educativa Privada Fray Bartolomé de las Casas, Municipio Bermúdez del Estado Sucre	31.467			31.467
	- S1684 Asociación Civil Liceo "Dr. Julio Suárez Lozada", Municipio San Cristóbal del Estado Táchira	48.278			48.278
	- S1686 Fundación Juan Pablo II, Municipio Michelena del Estado Táchira	48.278			48.278
	- S1687 Unidad Educativa Juan Pablo Pérez Alfonso, Municipio Bolívar del Estado Táchira	30.888			30.888
	- S1688 Fundación Taller Escuela, Municipio Independencia del Estado Táchira	78.000			78.000
	- S1691 Unidad Educativa Colegio San Pancracio, Municipio San Cristóbal del Estado Táchira	30.888			30.888
	- S1692 Asociación Civil Unidad Educativa Colegio Doña Mery Morales de Zambrano, Municipio Michelena del Estado Táchira	46.987			46.987
	- S1693 Asociación Civil Unidad Educativa Colegio Nuestra Señora de Lourdes, Municipio Panamericano del Estado Táchira	48.278			48.278
	- S1694 Colegio Monseñor Acacio Chacón, Municipio Andrés Bello del Estado Táchira	25.327			25.327

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S1695 Unidad Educativa "Colegio Los Andes", Municipio Junín del Estado Táchira	52.658			52.658
	- S1696 Asociación Civil de Protección Social - Instituto Coromoto, Municipio San Cristóbal del Estado Táchira	18.720			18.720
	- S1698 Colegio Blanca Graciela Arias de Caballero, Municipio Junín del Estado Táchira	37.440			37.440
	- S1699 Escuela Básica Adventista José Antonio Páez, Municipio Valera del Estado Trujillo	18.720			18.720
	- S1700 Unidad Educativa Colegio "Monseñor Camargo" (Diurno), Municipio Boconó del Estado Trujillo	34.264			34.264
	- S1701 Colegio Mariscal Antonio José de Sucre, Municipio Sucre del Estado Trujillo	48.278			48.278
	- S1703 Unidad Educativa Tomas Alba Edison, Estado Vargas	37.440			37.440
	- S1707 Colegio Fundación Coy, Municipio Peña del Estado Yaracuy	46.987			46.987
	- S1708 Colegio Privado Mixto El Gran Bolívar, Municipio Maracaibo del Estado Zulia	36.168			36.168
	- S1709 Fundación Unidad Educativa El Gran Prócer, Municipio Maracaibo del Estado Zulia	50.824			50.824
	- S1711 Asociación Civil Unidad Educativa Profesor Augusto Mijares - Instituto Privado Mixto, Municipio Machiques de Perijá del Estado Zulia	24.800			24.800
	- S1712 Colegio Luz y Verdad, Municipio Maracaibo del Estado Zulia	26.937			26.937
	- S1714 Unidad Educativa Privada Santa Bárbara, Municipio Maracaibo del Estado Zulia	46.734			46.734
	- S1715 Fundación Liceo General Rafael Urdaneta, Municipio La Cañada de Urdaneta del Estado Zulia	42.417			42.417
	- S1717 Unidad Educativa Jacinto Lara - Mixto, Municipio Maracaibo del Estado Zulia	25.452			25.452
	- S1719 Fundación Unidad Educativa Madre Mercedes Molina Sociedad Civil Sin Fines de Lucro, Municipio San Francisco del Estado Zulia	78.000			78.000
	- S1721 Asociación Civil Sin Fines de Lucro Centro Educativo de Artes y Oficios María Auxiliadora, Municipio Mara del Estado Zulia	21.950			21.950
	- S1722 Unidad Educativa Mi Ángel de la Guarda, Municipio Cabimas del estado Zulia	52.656			52.656

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S1724 Unidad Educativa Miguel Otero Silva, Municipio Maracaibo del Estado Zulia	48.278			48.278
	- S1725 Unidad Educativa León Jerome Hoet, Municipio Jesús Enrique Lozada del Estado Zulia	40.509			40.509
	- S1727 Unidad Educativa Peniel, Municipio San Francisco del Estado Zulia	62.400			62.400
	- S1728 Fundación Fray Junipero de Escalada, Municipio San Francisco del Estado Zulia	78.000			78.000
	- S1730 Unidad Educativa José María España, Municipio Maracaibo del Estado Zulia	34.632			34.632
	- S1793 Asociación Civil Unidad Educativa Martín Tobar Ponte, Distrito Capital	28.605			28.605
	- S1794 Asociación Civil Comunidad Educativa Preescolar Fresilandaia, Distrito Capital	32.853			32.853
	- S1795 Asociación Civil Unidad Básica Colegio Juan Manuel Olivares, Distrito Capital	28.080			28.080
	- S1796 Asociación Civil Preescolar Asistencial Medina Angarita, Distrito Capital	29.203			29.203
	- S1797 Unidad Educativa Preescolar Santa Isabel, Distrito Capital	26.582			26.582
	- S1798 Preescolar Mi Madre Emilia, Distrito Capital	25.459			25.459
	- S1799 S. C. Perlitas del Saber, Distrito Capital	18.720			18.720
	- S1800 Preescolar Asistencial Laura Alvarado de Cardozo - Plan de Manzano - Distrito Capital	20.592			20.592
	- S1801 Asociación Civil Unidad Educativa Arnoldo Gabaldón, Distrito Capital	37.440			37.440
	- S1803 Asociación Civil Unidad Educativa Preescolar Asistencial Santa Rita, Distrito Federal	20.592			20.592
	- S1804 Asociación Civil de Formación Técnica, Distrito Federal	22.464			22.464
	- S1805 Asociación Civil Preescolar Asistencial Prócer Pedro Camejo, Distrito Capital	18.720			18.720
	- S1808 Asociación Educativa Rafael Urdaneta, Distrito Capital	20.592			20.592
	- S1809 Preescolar Asistencial José Gregorio Hernández, Distrito Capital	24.336			24.336

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S1810 Unidad Educativa Integral Padre Manuel Maria de Aguilar (ASOEDUPAMAA), Distrito Capital	37.440			37.440
	- S1811 Comunidad Educativa Preescolar Asistencial San Antonio, Distrito Capital	18.720			18.720
	- S1814 Unidad Educativa Colegio Valores Humanos, Libertador, Estado Táchira	59.031			59.031
	- S1860 Pre-Escolar Asistencial Don Pablo Acosta, Municipio Libertador, Distrito Metropolitano de Caracas	18.720			18.720
	- S1862 Jardín de Infancia Mi Casita, Municipio Libertador, Distrito Metropolitano de Caracas	10.608			10.608
	- S1863 Santa Cecilia, Municipio Libertador, Distrito Metropolitano de Caracas	18.720			18.720
	- S1864 Sociedad Civil Pre-Escolar Asistencial 23 de Enero, Municipio Libertador, Distrito Metropolitano de Caracas	10.608			10.608
	- S1865 Pre-Escolar Asistencial Ana Teresa Parra, Municipio Libertador, Distrito Metropolitano de Caracas	18.720			18.720
	- S1866 Asociación Civil Centro Educativo del Desarrollo Integral (CEDI), Municipio Libertador, Distrito Metropolitano de Caracas	10.920			10.920
	- S1867 Unidad Educativa Travesuras, Pre-Escolar Asistencial, Municipio Libertador, Distrito Metropolitano de Caracas	12.480			12.480
	- S1870 Unidad Educativa Privada Profesor Bruno Rafael Bello Cedeño, Municipio Arismendi, Estado Sucre	11.700			11.700
	- S1871 Asociación Civil Unidad Educativa Colegio Privado El Roble, Municipio Valera, Estado Trujillo	14.040			14.040
	- S2124 Unidad Educativa Colegio Cristiano Andrés Bello, C.A.	69.521			69.521
	- S2289 Asociación Civil Escuela Agroecológica Ezequiel Zamora - Guambra	120.000			120.000
4.07.01.01.72	Subsidios culturales al sector privado	47.875.738			47.875.738
	- S0148 Banco del Libro	347.800			347.800
	- S0587 Fundación para el Desarrollo de las Ciencias Físicas, Matemáticas y Naturales (FUDECI)	2.075.208			2.075.208
	- S0635 Fundación Museo de los Niños.	893.000			893.000
	- S0942 Sociedad Orquesta Sinfónica de Venezuela.	38.424.675			38.424.675

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S1523 Fundación Palacio de las Academias	1.662.860			1.662.860
	- S1549 Fundación Bartolomé Ferrer - Nueva Esparta	29.328			29.328
	- S1571 Fundación Luis Beltrán Prieto Figueroa	282.000			282.000
	- S1768 Orquesta Sinfónica de la Opera	1.466.400			1.466.400
	- S1883 Fundación para el Sistema Nacional de Ballet Juveniles e Infantiles de Venezuela	1.128.000			1.128.000
	- S2147 Fundación Generalísimo Francisco de Miranda	470.000			470.000
	- S2245 Fundación Grupo Madera	1.096.467			1.096.467
4.07.01.01.73	Subsidios a instituciones benéficas privadas	9.646.192			9.646.192
	- S0236 Centro Multidisciplinario Orientación Sin Drogas (CEMODRO).	24.440			24.440
	- S0747 Hogares Crea de Venezuela	9.400.000			9.400.000
	- S1755 Fundación Vida Mejor (FUNVIME)	36.660			36.660
	- S1762 Fundación Niños Discapacitados (FUNDISNE)	61.100			61.100
	- S1763 Fundación República Insular	43.992			43.992
	- S1995 Fundación Visión Futura para Personas con Discapacidad (VIFUPADIS)	80.000			80.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.883.525			1.883.525
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	1.883.525			1.883.525
4.07.02.01.00	Transferencias corrientes al exterior	1.883.525			1.883.525
4.07.02.01.04	Transferencias corrientes a organismos internacionales	1.883.525			1.883.525
	- I0043 Fondo Especial Multilateral del Consejo Interamericano para el Desarrollo Integral de la Ciencia y la Cultura (F.E.M.C.I.D.I.C.C.)	35.769			35.769
	- I0063 Instituto Panamericano de Geografia e Historia (I.P.G.H.)	527			527
	- I0076 Organización de Estados Iberoamericanos para la Educación, la Ciencia y la Cultura O.E.I., en España.	357.258			357.258
	- I0080 Organización de las Naciones Unidas para la Educación, la Ciencia y la Cultura (UNESCO)	357.258			357.258
	- I0111 Cooperación Técnica con el Área del Caribe. Programas Educativos, Culturales, Centro Interamericano de Idiomas	12.816			12.816
	- I0155 Asociación de Televisión Educativa Iberoamericana (A.T.E.I.)	664.602			664.602
	- I0205 Asociación de Estados Iberoamericanos para el Desarrollo de las Bibliotecas Nacionales de Iberoamerica (ABINIA)	240.295			240.295
	- I0228 Laboratorio Latinoamericano de Evaluación de Calidad de la Educación	215.000			215.000

PROYECTO: COD. N.E: 116819 COD. PPTO: 100078000 Funcionamiento de planteles educativos

UNIDAD DE MEDIDA: Plantel

CANTIDAD: Fem.(0) Mas.(0) Total(20.953)

ASIGNACIÓN PRESUPUESTARIA: 232.274.524

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Modernizar, mejorar y dotar las instituciones educativas, como espacios idóneos para la enseñanza y la práctica democrática, participativa y protagónica

OBJETIVOS ESPECÍFICOS: Garantizar la idoneidad de la infraestructura, el equipamiento y los servicios en los distintos espacios educativos de los planteles nacionales del Subsistema de Educación Básica a fin de ejecutar actividades académicas y administrativas

RESULTADO: Planteles atendidos para beneficiar a 4.478.132 niñas, niños, adolescentes, jóvenes, adultos y adultas incorporados al Subsistema de Educación Básica (estimaciones año escolar 2012-2013)

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	146.942.177					146.942.177
4.03	Servicios no personales	59.332.347					59.332.347
4.04	Activos reales	26.000.000					26.000.000
	TOTAL	**232.274.524**					**232.274.524**

PROYECTO:	COD. N.E: 116763 COD. PPTO: 100079000 Programa de Alimentación Escolar (PAE)
UNIDAD DE MEDIDA:	Niña, Niño, Adolescente y Joven
CANTIDAD:	Fem.(2.210.509) Mas.(2.040.470) Total(4.250.979)
ASIGNACIÓN PRESUPUESTARIA:	5.089.122.495
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Garantizar el mejoramiento de la calidad de vida, a partir de la satisfacción de las necesidades básicas, para elevar los aspectos biopsicosociales, económicos, ambientales y culturales de la población estudiantil y trabajadora del Subsistema de Educación Básica.
OBJETIVOS ESPECÍFICOS:	Garantizar a la población escolar atendida por el Subsistema de Educacion Básica una alimentación diaria, variada, balanceada, de calidad y adecuada a los requerimientos nutricionales, calóricos y energéticos especificos a cada grupo etario.
RESULTADO:	Atención alimentaria a niños, niñas y adolescentes.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	608.256.248					608.256.248
4.02	Materiales, suministros y mercancías	2.877.023.328		1.600.000.000			4.477.023.328
4.03	Servicios no personales	3.842.919					3.842.919
	TOTAL	**3.489.122.495**		**1.600.000.000**			**5.089.122.495**

PROYECTO: COD. N.E: 116933 COD. PPTO: 100080000 Recurrencia y Apertura del año escolar

UNIDAD DE MEDIDA: Nómina Cancelada

CANTIDAD: Fem.(0) Mas.(0) Total(312)

ASIGNACIÓN PRESUPUESTARIA: 15.414.195.934

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar el sistema educativo bolivariano mediante una base curricular coherente con los preceptos constitucionales y el proyecto político, económico y social del país.

OBJETIVOS ESPECÍFICOS: Garantizar el personal docente, administrativo y obrero, de acuerdo al perfil y a las necesidades requeridas para el acceso y permanencia de los estudiantes al Subsistema de Educación Básica.

RESULTADO: Cumplimiento de los compromisos laborales con los trabajadores en planteles nacionales.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	14.315.786.645		1.098.409.289			15.414.195.934
	TOTAL	**14.315.786.645**		**1.098.409.289**			**15.414.195.934**

PROYECTO: COD. N.E: 116820 COD. PPTO: 100081000 Recursos para el aprendizaje en la educación liberadora e inclusiva.

UNIDAD DE MEDIDA: Estudiante

CANTIDAD: Fem.(0) Mas.(0) Total(6.087.656)

ASIGNACIÓN PRESUPUESTARIA: 914.863.709

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Desarrollar, dotar e implementar herramientas vinculadas a los procesos de aprendizaje que sirven de apoyo a la labor docente en los ambientes educativos.

OBJETIVOS ESPECÍFICOS: Impulsar el diseño, desarrollo y distribución de recursos de aprendizaje.

RESULTADO: Estudiantes en centros educativos oficiales y subvencionados con recursos para el aprendizaje actualizados.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	271.197					271.197
4.02	Materiales, suministros y mercancías	1.769.596					1.769.596
4.03	Servicios no personales	629.678.824					629.678.824
4.04	Activos reales	283.144.092					283.144.092
	TOTAL	**914.863.709**					**914.863.709**

PROYECTO: COD. N.E: 116791 COD. PPTO: 100082000 Fortalecimiento y creación de espacios para el Periodismo Escolar en sus diferentes formatos y Plan de Lectura.

UNIDAD DE MEDIDA: Centros

CANTIDAD: Fem.(0) Mas.(0) Total(12)

ASIGNACIÓN PRESUPUESTARIA: 10.066.761

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Desarrollar, dotar e implementar herramientas vinculadas a los procesos de aprendizaje que sirven de apoyo a la labor docente en los ambientes educativos

OBJETIVOS ESPECÍFICOS: Fomentar en la comunidad educativa los hábitos y el gusto por la lectura, el valor de la escritura, el periodismo escolar, el uso responsable de Internet y otras formas informáticas de comunicación, así como, facilitar el acceso de las comunidades a los medios de comunicación.

RESULTADO: Espacios para el desarrollo del Plan de Lectura y Periodismo Escolar (prensa escrita, radial y digital)

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	360.000					360.000
4.02	Materiales, suministros y mercancías	4.314.610					4.314.610
4.03	Servicios no personales	1.193.461					1.193.461
4.04	Activos reales	4.198.690					4.198.690
	TOTAL	**10.066.761**					**10.066.761**

PROYECTO:	COD. N.E: 116850 COD. PPTO: 100083000 Todas las Manos a la Siembra.
UNIDAD DE MEDIDA:	Espacio
CANTIDAD:	Fem.(0) Mas.(0) Total(480)
ASIGNACIÓN PRESUPUESTARIA:	17.516.289
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Consolidar el Sistema Educativo Bolivariano mediante una base curricular coherente con los preceptos constitucionales y el proyecto político, económico y social del país.
OBJETIVOS ESPECÍFICOS:	Desarrollar, desde el Subsistema de Educación Básica, acciones que impulsen el enfoque agroecológico como parte del proceso para asegurar la soberanía alimentaria.
RESULTADO:	Desarrollo de nuevos espacios productivos en instituciones educativas nacionales.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	60.000					60.000
4.02	Materiales, suministros y mercancías	5.226.470					5.226.470
4.03	Servicios no personales	2.786.205					2.786.205
4.04	Activos reales	9.443.614					9.443.614
	TOTAL	**17.516.289**					**17.516.289**

PROYECTO: COD. N.E: 116782 COD. PPTO: 100084000 Desarrollo curricular en el Subsistema de Educación Básica del Sistema Educativo Venezolano

UNIDAD DE MEDIDA: Docente

CANTIDAD: Fem.(0) Mas.(0) Total(503.240)

ASIGNACIÓN PRESUPUESTARIA: 742.400

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar el Sistema Educativo Venezolano, mediante una base curricular coherente con los preceptos constitucionales y el proyecto político, económico y social del país.

OBJETIVOS ESPECÍFICOS: Fortalecer el Subsistema de Educación Básica mediante una base curricular coherente con los preceptos constitucionales y el proyecto político, económico y social del país.

RESULTADO: Docentes informados y socializados sobre el desarrollo curricular del Subsistema de Educación Básica.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	544.900					544.900
4.03	Servicios no personales	197.500					197.500
	TOTAL	**742.400**					**742.400**

PROYECTO: COD. N.E: 116828 COD. PPTO: 100085000 Trabajo Voluntario, Conciencia Social, Moral y Luces de los trabajadores y las trabajadoras del Ministerio del Poder Popular para la Educación.

UNIDAD DE MEDIDA: Reparación

CANTIDAD: Fem.(0) Mas.(0) Total(1.248)

ASIGNACIÓN PRESUPUESTARIA: 39.802.749

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Modernizar, mejorar y dotar las instituciones educativas, como espacios idóneos para la enseñanza y la práctica democrática, participativa y protagónica.

OBJETIVOS ESPECÍFICOS: Concientizar a los trabajadores del MPPE, las Zonas Educativas, Comunidades Educativas, miembros de los Consejos Comunales y Organizaciones Vivas, para su incorporación al trabajo voluntario a través de la asistencia primaria de la infraestructura escolar, priorizando las problemáticas de pintura, iluminación y plomería, es decir, reparaciones y mantenimientos menores, a fin de garantizar la vida útil de los planteles y, en consecuencia, el bienestar de las comunidades educativas.

RESULTADO: Asistencia primaria a infraestructuras en instituciones educativas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	640.500					640.500
4.02	Materiales, suministros y mercancías	19.890.321					19.890.321
4.03	Servicios no personales	19.271.928					19.271.928
	TOTAL	**39.802.749**					**39.802.749**

PROYECTO: COD. N.E: 116794 COD. PPTO: 100086000 IV Fase del Plan Estadístico del Ministerio del Poder Popular para la Educación.

UNIDAD DE MEDIDA: Base de Datos

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 1.440.300

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Fortalecer la capacidad de planificación, seguimiento y control de la actividad educativa, propiciando una medición en términos reales de cada uno de los proyectos educativos a nivel nacional.

OBJETIVOS ESPECÍFICOS: Generar estadísticas educativas de alcance nacional a fin de facilitar la toma de decisiones acordes con el nuevo modelo educativo.

RESULTADO: Recolección, registro y procesamiento de la información estadística educativa en el 100% de los planteles.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	564.000					564.000
4.02	Materiales, suministros y mercancías	47.300					47.300
4.03	Servicios no personales	829.000					829.000
	TOTAL	1.440.300					1.440.300

PROYECTO: COD. PPTO: 109999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolivar

CANTIDAD: Fem.() Mas.() Total()

ASIGNACIÓN PRESUPUESTARIA: 6.217.973.793

DIRECTRIZ ESTRATÉGICA: No Aplica

OBJETIVO ESTRATÉGICO: NO DEFINIDO

OBJETIVOS ESPECÍFICOS: NO DEFINIDO

RESULTADO: NO DEFINIDO

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	6.217.973.793					6.217.973.793
	TOTAL	**6.217.973.793**					**6.217.973.793**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	6.217.973.793					6.217.973.793
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.604.410.203					2.604.410.203
4.07.01.03.00	Transferencias corrientes internas al sector público	2.604.410.203					2.604.410.203
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.811.271.094					1.811.271.094
	- A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)	853.617.986					853.617.986
	- A0135 Academia Nacional de Ciencias Económicas	430.164					430.164
	- A0136 Academia de Ciencias Físicas, Matemáticas y Naturales	1.270.547					1.270.547
	- A0137 Academia de Ciencias Políticas y Sociales	1.816.968					1.816.968
	- A0138 Academia Nacional de la Historia	1.714.703					1.714.703
	- A0139 Academia Venezolana de la Lengua	577.426					577.426
	- A0140 Academia Nacional de Medicina	1.402.431					1.402.431
	- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	144.734.760					144.734.760
	- A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)	24.162.046					24.162.046
	- A0409 Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)	5.670.000					5.670.000
	- A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)	212.148.429					212.148.429
	- A0477 Fundación Colombeia	70.027.532					70.027.532
	- A0484 Fundación Nacional El Niño Simón	493.060.563					493.060.563
	- A0911 Academia Nacional de la Ingeniería y el Hábitat	637.539					637.539

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.01.03.04	Transferencias corrientes a instituciones de protección social	793.139.109					793.139.109
	- A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)	793.139.109					793.139.109
4.07.03.00.00	Transferencias y donaciones de capital internas	3.613.563.590					3.613.563.590
4.07.03.03.00	Transferencias de capital internas al sector público	3.613.563.590					3.613.563.590
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	3.613.563.590					3.613.563.590
	- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	3.613.563.590					3.613.563.590

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.207.226.081		2.570.135.715			4.777.361.796
4.03	Servicios no personales	2.343.960					2.343.960
	TOTAL	2.209.570.041		2.570.135.715			4.779.705.756

ACCIÓN CENTRALIZADA: Gestión administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	155.559.380					155.559.380
4.03	Servicios no personales	920.509.435					920.509.435
4.04	Activos reales	30.624.383					30.624.383
4.07	Transferencias y donaciones	3.526.929.216					3.526.929.216
4.11	Disminución de pasivos	237.348.529					237.348.529
	TOTAL	**4.870.970.943**					**4.870.970.943**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	768.119.425					768.119.425
4.07.01.00.00	Transferencias y donaciones corrientes internas	768.119.425					768.119.425
4.07.01.03.00	Transferencias corrientes internas al sector público	768.119.425					768.119.425
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	532.371.665					532.371.665
	- A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)	37.766.286					37.766.286
	- A0135 Academia Nacional de Ciencias Económicas	453.341					453.341
	- A0136 Academia de Ciencias Físicas, Matemáticas y Naturales	831.542					831.542

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0137 Academia de Ciencias Politicas y Sociales	1.108.257					1.108.257
	- A0138 Academia Nacional de la Historia	1.228.683					1.228.683
	- A0139 Academia Venezolana de la Lengua	411.425					411.425
	- A0140 Academia Nacional de Medicina	761.424					761.424
	- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	142.718.311					142.718.311
	- A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)	31.361.649					31.361.649
	- A0409 Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)	2.430.000					2.430.000
	- A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)	126.725.592					126.725.592
	- A0425 Fundación Samuel Robinson	55.786					55.786
	- A0477 Fundación Colombeia	40.069.521					40.069.521
	- A0484 Fundación Nacional El Niño Simón	138.742.800					138.742.800
	- A0491 Fundación Escuela Metropolitana de Formación Ciudadana "Simón Rodríguez" (FEMFOC)	7.302.408					7.302.408
	- A0911 Academia Nacional de la Ingeniería y el Hábitat	404.640					404.640
4.07.01.03.04	Transferencias corrientes a instituciones de protección social	235.747.760					235.747.760
	- A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)	235.747.760					235.747.760

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	2.662.437.866					2.662.437.866
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.662.437.866					2.662.437.866
4.07.01.01.00	Transferencias corrientes internas al sector privado	2.662.437.866					2.662.437.866
4.07.01.01.70	Subsidios educacionales al sector privado	2.604.915.936					2.604.915.936
	- S0063 Asociación Civil la Escuela es el Barrio el Golfito Cabimas, Zulia.	576.355					576.355
	- S0672 Fundación Peter Alexander para Niños Autistas del Zulia (FUPANAZ)	78.000					78.000
	- S1040 Convenio ME - AVEC	2.549.232.686					2.549.232.686
	- S1041 Planteles no Afiliados al Convenio	3.426.128					3.426.128
	- S1311 Asociación Civil Unidad Educativa Colegio Adventista Yaritagua	50.000					50.000
	- S1451 Instituto Venezolano de Capacitación Profesional de la Iglesia	45.000.000					45.000.000
	- S1525 Asociación Civil del Ministerio de Educación, Cultura y Deportes (ASOCIMECD)	1.487.868					1.487.868
	- S1541 Fundación Latinoamericana por los Derechos Humanos y el Desarrollo Social (Fundalatin)	232.424					232.424
	- S1572 Fundación Jóvenes Indígenas del Internado Madre Mazzarello, Municipio Autónomo Atures del Estado Amazonas	23.400					23.400
	- S1573 Unidad Educativa "Simón Rodríguez", Municipio Juan Antonio Sotillo del Estado Anzoátegui	18.720					18.720
	- S1574 Asociación Civil Unidad Educativa Santa Eulalia, Municipio Bolívar del Estado Anzoátegui	21.840					21.840

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1575 Unidad Educativa Virgen de Betania, Municipio Biruaca del Estado Apure	30.888					30.888
	- S1576 Centro de Capacitación Comercial y Administrativa Elorza, Municipio Rómulo Gallegos del Estado Apure	35.100					35.100
	- S1577 Unidad Educativa Escuela Básica Privada Simón Rodríguez, Municipio Girardot del Estado Aragua	29.203					29.203
	- S1578 Escuela Básica Bolivariana, Municipio Libertador del Estado Aragua	31.075					31.075
	- S1579 Unidad Educativa Básica Bartolomé Salom, Municipio Girardot del Estado Aragua	33.564					33.564
	- S1580 Unidad Educativa Colegio Bicentenario 2, Municipio Santiago Mariño del Estado Aragua	38.918					38.918
	- S1585 Asociación Civil Congregación Hermanas Agustinas, Municipio Girardot del Estado Aragua	18.720					18.720
	- S1586 Unidad Educativa Privada Casa de Dios, Municipio Girardot del Estado Aragua	41.184					41.184
	- S1587 Unidad Educativa Juan Pablo II, Municipio Bolívar del Estado Barinas	49.420					49.420
	- S1589 Hogar Sagrada Familia Hermanas Bethelmitas, Municipio Antonio José de Sucre del Estado Barinas	18.720					18.720
	- S1590 Asociación Civil Educativa Tomas de Heres, Municipio Cedeño del Estado Bolívar	18.720					18.720
	- S1591 Unidad Educativa Colegio "Vicente Emilio Sojo", Municipio Cedeño del Estado Bolívar	29.240					29.240

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1593 Congregación Hermanas Franciscanas del Sagrado Corazón de Jesús - Misión Santa T. de Kanavayen, Municipio Gran Sabana del Estado Bolívar	18.720					18.720
	- S1594 Unidad Educativa San Juan Bautista, Municipio Cedeño del Estado Bolívar	31.200					31.200
	- S1595 Unidad Educativa Colegio San Pedro y San Pablo, Municipio El Callao del Estado Bolívar	32.112					32.112
	- S1598 Unidad Educativa Dr. Salvador Feo La Cruz, Municipio Carlos Arvelo del Estado Carabobo	78.000					78.000
	- S1600 Unidad Educativa Ezequiel Zamora, Municipio Tinaco del Estado Cojedes	20.077					20.077
	- S1601 Unidad Educativa Miguel Palao Rico, Municipio San Carlos del Estado Cojedes	78.000					78.000
	- S1605 Preescolar Asistencial Virgen de Altagracia, Municipio Libertador del Distrito Capital	33.321					33.321
	- S1606 Unidad Educativa Evangélica Arco de Triunfo, Municipio Libertador del Distrito Capital	26.395					26.395
	- S1607 Asociación Civil Colegio Agramonte, Municipio Libertador del Distrito Capital	31.824					31.824
	- S1609 Instituto Psicopedagógico El Ávila A.C..	50.544					50.544
	- S1611 Unidad Educativa Privada Miguel Ángel, Municipio Libertador del Distrito Capital	22.144					22.144
	- S1614 Amigos del Instituto Vista Alegre, Municipio Libertador del Distrito Capital	24.710					24.710

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1615 Asociación Civil de Educación Integral San Benito, Municipio Libertador del Distrito Capital	11.100					11.100
	- S1616 Asociación Civil Unidad Educativa "Colegio Rey Jesús", Municipio Libertador del Distrito Capital	35.006					35.006
	- S1618 Unidad Educativa "Adventista Carapita", Municipio Libertador del Distrito Capital	20.872					20.872
	- S1621 Fondo Editorial para el Desarrollo de la Educación Superior (F.E.D.E.S.), Municipio Libertador del Distrito Capital	4.212					4.212
	- S1622 Fundación Mevorah Florentín, Municipio Libertador del Distrito Capital	18.720					18.720
	- S1623 Casa Hogar Divino Niño, Municipio Libertador del Distrito Capital	14.976					14.976
	- S1624 Fundación Atención Integral Juvenil - FUNDAINIL, Municipio Libertador del Distrito Capital	14.040					14.040
	- S1625 Preescolar "Vicente Salias", Municipio Libertador del Distrito Capital	42.064					42.064
	- S1626 Colegio "El Centauro de los Llanos", Municipio Libertador del Distrito Capital	28.572					28.572
	- S1627 Preescolar "El Principio de la Sabiduría", Municipio Libertador del Distrito Capital	28.572					28.572
	- S1628 Preescolar "Virgen del Rosario", Municipio Libertador del Distrito Capital	28.572					28.572
	- S1629 Comisión Servicio Social Internacional, Municipio Libertador del Distrito Capital	60.028					60.028
	- S1630 Unidad Educativa Integral Fermín Toro, Municipio Libertador del Distrito Capital	28.572					28.572

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1631 Fundación La Nueva Esperanza, Municipio Libertador del Distrito Capital	14.976					14.976
	- S1635 Unidad Educativa César Rengifo, Municipio Libertador del Distrito Capital	28.080					28.080
	- S1638 Unidad Educativa Instituto República, Municipio Miranda del Estado Falcón	31.075					31.075
	- S1640 Unidad Educativa Nuestra Señora de Guadalupe, Municipio Miranda del Estado Falcón	30.381					30.381
	- S1641 Unidad Educativa Colegio Sagrada Familia, Municipio Carirubano, Estado Falcón	33.246					33.246
	- S1642 Unidad Educativa Colegio "Monseñor Ramón de Jesús Loreto Rodríguez", Municipio Francisco de Miranda del Estado Guárico	51.061					51.061
	- S1643 Unidad Educativa "Don Prospero Infante", Municipio José Tadeo Monagas del Estado Guárico	48.278					48.278
	- S1644 Unidad Educativa Colegio "Dr. Roberto Vargas", Municipio Ortiz del Estado Guárico	48.278					48.278
	- S1645 Unidad Educativa Colegio "La Milagrosa", Municipio Iribarren del Estado Lara	40.809					40.809
	- S1646 Colegio Libertador, Municipio Torres del Estado Lara	40.809					40.809
	- S1647 Unidad Educativa Colegio Carora, Municipio Torres del Estado Lara	40.809					40.809
	- S1649 Unidad Educativa Instituto "Santa Ana", Municipio Iribarren del Estado Lara	43.149					43.149
	- S1652 Asociación Musical de Sanare "Daniel Ortiz", Municipio Jiménez del Estado Lara	28.080					28.080

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1653 Preescolar La Pastora Dávila, Municipio Iribarren del Estado Lara	18.720					18.720
	- S1654 Hogar de Niños Impedidos Don Orione, Municipio Iribarren del Estado Lara	78.000					78.000
	- S1655 Asociación Civil Seminario Divina Pastora, Municipio Iribarren del Estado Lara	10.296					10.296
	- S1656 Pequeño Cottolengo Don Orione, Municipio Iribarren del Estado Lara	78.000					78.000
	- S1657 Unidad Educativa Colegio San Pablo Apóstol, Municipio Iribarren del Estado Lara	31.168					31.168
	- S1658 Unidad Educativa Colegio Coronel Ramón García de Sena, Municipio Iribarren del Estado Lara	40.519					40.519
	- S1659 Fundación Experimental Saysayal, Municipio Andrés Bello del Estado Mérida	32.688					32.688
	- S1660 Asociación Merideña de Padres y Amigos de Niños Excepcionales (AMEPANE), Municipio Libertador del Estado Mérida	32.001					32.001
	- S1661 Centro de Desarrollo Humano El Candil, Municipio Zea del Estado Mérida	78.000					78.000
	- S1662 Asociación Civil Colegio "Dr. Ramón Reinoso Núñez", Municipio Alberto Adriani del Estado Mérida	31.168					31.168
	- S1663 Asociación Civil Hogar San José de la Serra, Municipio Libertador del Estado Mérida	19.843					19.843
	- S1664 SAPRENDEH (Centro de Desarrollo Humano "El Velero", Municipio Zea del Estado Mérida	78.000					78.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1665 . SAPRENDEH (Centro de Desarrollo Humano "El Alva"), Municipio Tovar del Estado Mérida	78.000					78.000
	- S1667 Asociación Civil Centro Profesional Santa Lucia, Municipio Paz Castillo del Estado Miranda	37.104					37.104
	- S1669 Unidad Educativa Colegio de Educación Especial Múltiple - CENEDEM, Municipio Guaicaipuro del Estado Miranda	39.000					39.000
	- S1670 Unidad Educativa El Gran Rabit I, Municipio Guaicapuro del Estado Miranda	39.000					39.000
	- S1671 Instituto Docente Complejo Educativo y Cultural de Barlovento Fundación "Víctor Sosa", Municipio Guaicapuro del Estado Miranda	45.021					45.021
	- S1672 Educación Básica Colegio Brisas de Turumo, Municipio Guaicaipuro del Estado Miranda	42.770					42.770
	- S1674 Unidad Educativa Batalla de la Victoria, Municipio Guaicaipuro del Estado Miranda	23.865					23.865
	- S1676 Unidad Educativa José Antonio Páez, Municipio Turén, del Estado Portuguesa	48.278					48.278
	- S1678 Unidad Educativa Colegio Adventista Andrés Bello, Municipio Guanare del Estado Portuguesa	48.278					48.278
	- S1679 Fundación para el Desarrollo Social San Rafael Arcángel (FUNDES), Municipio Esteller del Estado Portuguesa	48.235					48.235
	- S1680 Unidad Educativa Santa Rita, Municipio Arismendi del Estado Sucre	16.304					16.304
	- S1681 Unidad Educativa Privada Fray Bartolomé de las Casas, Municipio Bermúdez del Estado Sucre	31.467					31.467

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1684 Asociación Civil Liceo "Dr. Julio Suárez Lozada", Municipio San Cristóbal del Estado Táchira	48.278					48.278
	- S1686 Fundación Juan Pablo II, Municipio Michelena del Estado Táchira	48.278					48.278
	- S1687 Unidad Educativa Juan Pablo Pérez Alfonso, Municipio Bolívar del Estado Táchira	30.888					30.888
	- S1688 Fundación Taller Escuela, Municipio Independencia del Estado Táchira	78.000					78.000
	- S1691 Unidad Educativa Colegio San Pancracio, Municipio San Cristóbal del Estado Táchira	30.888					30.888
	- S1692 Asociación Civil Unidad Educativa Colegio Doña Mery Morales de Zambrano, Municipio Michelena del Estado Táchira	46.987					46.987
	- S1693 Asociación Civil Unidad Educativa Colegio Nuestra Señora de Lourdes, Municipio Panamericano del Estado Táchira	48.278					48.278
	- S1694 Colegio Monseñor Acacio Chacón, Municipio Andrés Bello del Estado Táchira	25.327					25.327
	- S1695 Unidad Educativa "Colegio Los Andes", Municipio Junín del Estado Táchira	52.658					52.658
	- S1696 Asociación Civil de Protección Social - Instituto Coromoto, Municipio San Cristóbal del Estado Táchira	18.720					18.720
	- S1698 Colegio Blanca Graciela Arias de Caballero, Municipio Junín del Estado Táchira	37.440					37.440
	- S1699 Escuela Básica Adventista José Antonio Páez, Municipio Valera del Estado Trujillo	18.720					18.720

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1700 Unidad Educativa Colegio "Monseñor Camargo" (Diurno), Municipio Boconó del Estado Trujillo	34.264					34.264
	- S1701 Colegio Mariscal Antonio José de Sucre, Municipio Sucre del Estado Trujillo	48.278					48.278
	- S1703 Unidad Educativa Tomas Alba Edison, Estado Vargas	37.440					37.440
	- S1707 Colegio Fundación Coy, Municipio Peña del Estado Yaracuy	46.987					46.987
	- S1708 Colegio Privado Mixto El Gran Bolívar, Municipio Maracaibo del Estado Zulia	36.168					36.168
	- S1709 Fundación Unidad Educativa El Gran Prócer, Municipio Maracaibo del Estado Zulia	50.824					50.824
	- S1711 Asociación Civil Unidad Educativa Profesor Augusto Mijares - Instituto Privado Mixto, Municipio Machiques de Perijá del Estado Zulia	24.800					24.800
	- S1712 Colegio Luz y Verdad, Municipio Maracaibo del Estado Zulia	26.937					26.937
	- S1714 Unidad Educativa Privada Santa Bárbara, Municipio Maracaibo del Estado Zulia	46.734					46.734
	- S1715 Fundación Liceo General Rafael Urdaneta, Municipio La Cañada de Urdaneta del Estado Zulia	42.417					42.417
	- S1717 Unidad Educativa Jacinto Lara - Mixto, Municipio Maracaibo del Estado Zulia	25.452					25.452
	- S1719 Fundación Unidad Educativa Madre Mercedes Molina Sociedad Civil Sin Fines de Lucro, Municipio San Francisco del Estado Zulia	78.000					78.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1721 Asociación Civil Sin Fines de Lucro Centro Educativo de Artes y Oficios María Auxiliadora, Municipio Mara del Estado Zulia	21.950					21.950
	- S1722 Unidad Educativa Mi Ángel de la Guarda, Municipio Cabimas del estado Zulia	52.656					52.656
	- S1724 Unidad Educativa Miguel Otero Silva, Municipio Maracaibo del Estado Zulia	48.278					48.278
	- S1725 Unidad Educativa León Jerome Hoet, Municipio Jesús Enrique Lozada del Estado Zulia	40.509					40.509
	- S1727 Unidad Educativa Peniel, Municipio San Francisco del Estado Zulia	62.400					62.400
	- S1728 Fundación Fray Junipero de Escalada, Municipio San Francisco del Estado Zulia	78.000					78.000
	- S1730 Unidad Educativa José María España, Municipio Maracaibo del Estado Zulia	34.632					34.632
	- S1793 Asociación Civil Unidad Educativa Martín Tobar Ponte, Distrito Capital	28.605					28.605
	- S1794 Asociación Civil Comunidad Educativa Preescolar Fresilandaia, Distrito Capital	32.853					32.853
	- S1795 Asociación Civil Unidad Básica Colegio Juan Manuel Olivares, Distrito Capital	28.080					28.080
	- S1796 Asociación Civil Preescolar Asistencial Medina Angarita, Distrito Capital	29.203					29.203
	- S1797 Unidad Educativa Preescolar Santa Isabel, Distrito Capital	26.582					26.582
	- S1798 Preescolar Mi Madre Emilia, Distrito Capital	25.459					25.459

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1799 S. C. Perlitas del Saber, Distrito Capital	18.720					18.720
	- S1800 Preescolar Asistencial Laura Alvarado de Cardozo - Plan de Manzano - Distrito Capital	20.592					20.592
	- S1801 Asociación Civil Unidad Educativa Arnoldo Gabaldón, Distrito Capital	37.440					37.440
	- S1803 Asociación Civil Unidad Educativa Preescolar Asistencial Santa Rita, Distrito Federal	20.592					20.592
	- S1804 Asociación Civil de Formación Técnica, Distrito Federal	22.464					22.464
	- S1805 Asociación Civil Preescolar Asistencial Prócer Pedro Camejo, Distrito Capital	18.720					18.720
	- S1808 Asociación Educativa Rafael Urdaneta, Distrito Capital	20.592					20.592
	- S1809 Preescolar Asistencial José Gregorio Hernández, Distrito Capital	24.336					24.336
	- S1810 Unidad Educativa Integral Padre Manuel María de Aguilar (ASOEDUPAMAA), Distrito Capital	37.440					37.440
	- S1811 Comunidad Educativa Preescolar Asistencial San Antonio, Distrito Capital	18.720					18.720
	- S1814 Unidad Educativa Colegio Valores Humanos, Libertador, Estado Táchira	59.031					59.031
	- S1860 Pre-Escolar Asistencial Don Pablo Acosta, Municipio Libertador, Distrito Metropolitano de Caracas	18.720					18.720
	- S1862 Jardín de Infancia Mi Casita, Municipio Libertador, Distrito Metropolitano de Caracas	10.608					10.608

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1863 Santa Cecilia, Municipio Libertador, Distrito Metropolitano de Caracas	18.720					18.720
	- S1864 Sociedad Civil Pre-Escolar Asistencial 23 de Enero, Municipio Libertador, Distrito Metropolitano de Caracas	10.608					10.608
	- S1865 Pre-Escolar Asistencial Ana Teresa Parra, Municipio Libertador, Distrito Metropolitano de Caracas	18.720					18.720
	- S1866 Asociación Civil Centro Educativo del Desarrollo Integral (CEDI), Municipio Libertador, Distrito Metropolitano de Caracas	10.920					10.920
	- S1867 Unidad Educativa Travesuras, Pre-Escolar Asistencial, Municipio Libertador, Distrito Metropolitano de Caracas	12.480					12.480
	- S1870 Unidad Educativa Privada Profesor Bruno Rafael Bello Cedeño, Municipio Arismendi, Estado Sucre	11.700					11.700
	- S1871 Asociación Civil Unidad Educativa Colegio Privado El Roble, Municipio Valera, Estado Trujillo	14.040					14.040
	- S2124 Unidad Educativa Colegio Cristiano Andrés Bello, C.A.	69.521					69.521
	- S2289 Asociación Civil Escuela Agroecológica Ezequiel Zamora - Guambra	120.000					120.000
4.07.01.01.72	Subsidios culturales al sector privado	47.875.738					47.875.738
	- S0148 Banco del Libro	347.800					347.800
	- S0587 Fundación para el Desarrollo de las Ciencias Físicas, Matemáticas y Naturales (FUDECI)	2.075.208					2.075.208
	- S0635 Fundación Museo de los Niños.	893.000					893.000
	- S0942 Sociedad Orquesta Sinfónica de Venezuela.	38.424.675					38.424.675

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	Presupuesto 2013
	- S1523 Fundación Palacio de las Academias	1.662.860					1.662.860
	- S1549 Fundación Bartolomé Ferrer - Nueva Esparta	29.328					29.328
	- S1571 Fundación Luis Beltrán Prieto Figueroa	282.000					282.000
	- S1768 Orquesta Sinfónica de la Opera	1.466.400					1.466.400
	- S1883 Fundación para el Sistema Nacional de Ballet Juveniles e Infantiles de Venezuela	1.128.000					1.128.000
	- S2147 Fundación Generalísimo Francisco de Miranda	470.000					470.000
	- S2245 Fundación Grupo Madera	1.096.467					1.096.467
4.07.01.01.73	Subsidios a instituciones benéficas privadas	9.646.192					9.646.192
	- S0236 Centro Multidisciplinario Orientación Sin Drogas (CEMODRO).	24.440					24.440
	- S0747 Hogares Crea de Venezuela	9.400.000					9.400.000
	- S1755 Fundación Vida Mejor (FUNVIME)	36.660					36.660
	- S1762 Fundación Niños Discapacitados (FUNDISNE)	61.100					61.100
	- S1763 Fundación República Insular	43.992					43.992
	- S1995 Fundación Visión Futura para Personas con Discapacidad (VIFUPADIS)	80.000					80.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	1.883.525					1.883.525
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	1.883.525					1.883.525
4.07.02.01.00	Transferencias corrientes al exterior	1.883.525					1.883.525
4.07.02.01.04	Transferencias corrientes a organismos internacionales	1.883.525					1.883.525
	- I0043 Fondo Especial Multilateral del Consejo Interamericano para el Desarrollo Integral de la Ciencia y la Cultura (F.E.M.C.I.D.I.C.C.)	35.769					35.769
	- I0063 Instituto Panamericano de Geografía e Historia (I.P.G.H.)	527					527
	- I0076 Organización de Estados Iberoamericanos para la Educación, la Ciencia y la Cultura O.E.I., en España.	357.258					357.258
	- I0080 Organización de las Naciones Unidas para la Educación, la Ciencia y la Cultura (UNESCO)	357.258					357.258
	- I0111 Cooperación Técnica con el Área del Caribe. Programas Educativos, Culturales, Centro Interamericano de Idiomas	12.816					12.816
	- I0155 Asociación de Televisión Educativa Iberoamericana (A.T.E.I.)	664.602					664.602
	- I0205 Asociación de Estados Iberoamericanos para el Desarrollo de las Bibliotecas Nacionales de Iberoamerica (ABINIA)	240.295					240.295
	- I0228 Laboratorio Latinoamericano de Evaluación de Calidad de la Educación	215.000					215.000

ACCIÓN CENTRALIZADA:
Previsión y protección social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	3.547.021.554		731.454.996			4.278.476.550
	TOTAL	**3.547.021.554**		**731.454.996**			**4.278.476.550**

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	15.788.717					15.788.717
4.03	Servicios no personales	12.471.303					12.471.303
4.04	Activos reales	10.020.546					10.020.546
	TOTAL	**38.280.566**					**38.280.566**

13

Ministerio del Poder Popular para el Trabajo y Seguridad Social

MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Desde hace 13 años, en Venezuela se han desarrollando profundos cambios políticos, sociales, culturales y económicos, impulsados por el Gobierno Bolivariano a través de un sin número de políticas públicas que tienen al ser humano como centro y que están dirigidas a la construcción de un modelo socialista como estrategia de desarrollo nacional.

Parafraseando las directrices emanadas del Comandante Presidente Hugo Chávez Frías: "la concreción de una sociedad socialista supone un largo tránsito, *un recorrido que es identificado por los teóricos como el proceso de transición...* La transición al socialismo puede durar muchos años, resultando de ello, un quiebre generacional, y debe ser vista en términos de proceso, tanto de construcción como de reconstrucción; un proceso de desmantelamiento de los elementos de la vieja sociedad capitalista que todavía permanece, promoviendo el establecimiento de nuevas relaciones de convivencia humana e identidad-Nación colectiva como fundamentos de una verdadera sociedad democrática, construida con la participación popular y fortalecida con los *principios de la equidad*, la justicia social y la solidaridad".

Tomando en consideración que la educación y el trabajo son procesos medulares y transversales para los parámetros interpretativos socialmente construidos, sobre los cuales se establecen los valores y pautas para la interacción social, se hace de vital importancia transformar parámetros para consolidar la Patria Socialista.

Como bien fue expresado por el Libertador, Simón Bolívar, en su célebre Discurso al Congreso Constituyente de Angostura, el 15 de febrero de 1819, cuando indicó que *"el sistema de gobierno más perfecto es aquel que produce mayor suma de felicidad posible, mayor suma de seguridad social y mayor suma de estabilidad política",* es por lo que se hace imperativo fomentar el trabajo como proceso liberador. Esto es indispensable para materializar los derechos de la persona humana, de las familias y del conjunto de la sociedad, mediante la justa distribución de la riqueza para la satisfacción de las necesidades materiales, intelectuales y espirituales del pueblo.

En relación a ello, la Constitución de la República Bolivariana de Venezuela reconoce el trabajo como proceso fundamental para alcanzar los fines esenciales del estado (CRBV artículo 3) y, además, consagra el derecho al trabajo, en condiciones de equidad e igualdad para hombres y mujeres, jóvenes, ancianos, y personas con algún tipo de discapacidad, en condiciones dignas y seguras, que permitan el desarrollo de potencialidades con el goce de salario digno, y demás beneficios laborales.

De igual forma se garantiza el derecho de las trabajadoras y los trabajadores a constituir libremente organizaciones sindicales, a la negociación colectiva voluntaria, y a la huelga. También reconoce el derecho de los trabajadores y trabajadoras, así como de la comunidad, para desarrollar asociaciones de carácter social y participativo, facilitando el ejercicio de cualquier actividad económica para lo cual el Estado promoverá y protegerá estas asociaciones destinadas a mejorar la economía popular y alternativa. (*Título III "De los Deberes, Derechos Humanos y Garantías" - Capítulo V "De los Derechos Sociales y de las Familias")*.

Entendiendo la justicia y firmeza de propósito de los cambios emprendidos por el Gobierno Bolivariano, el Ministerio del Poder Popular para el Trabajo y Seguridad Social ha definido políticas y proyectos para el ejercicio económico financiero 2013, signados con el compromiso de seguir avanzando en la aplicación de la justicia en materia de trabajo, con base en los principios constitucionales y garantizando la protección del proceso social del trabajo y de los derechos de los trabajadores y trabajadoras. Para ello, debe asegurar el cumplimiento de la normativa en materia de seguridad social y la inclusión plena; la participación en el diseño y ejecución de planes y misiones relacionadas con la formación de los trabajadores y trabajadoras; la promoción, protección y desarrollo de fuentes de trabajo; la protección del salario y la estabilidad laboral, la familia, la maternidad y la paternidad; el apoyo a la libertad sindical y la negociación colectiva; y la atención integral a trabajadores y trabajadoras no dependientes, desocupados, y aquellos con capacidades diversas, que requieran modalidades especiales de condiciones de trabajo, asegurando su orientación y vinculación con planes de educación, saber y trabajo dentro de los planes de desarrollo económico y social de la Nación.

En tal sentido y en concordancia con las directrices emanadas del Proyecto Nacional Simón Bolívar, Primer Plan Socialista de Desarrollo Económico y Social de la Nación 2007-2013, y de la Ley Orgánica del Trabajo, los Trabajadores y Trabajadoras (LOTTT), se han formulado veintidós proyectos para el año 2013 correspondientes al Ministerio del Poder Popular para el Trabajo y Seguridad Social y sus Entes Adscritos, de los cuales, catorce corresponden al Despacho Ministerial; dos al Instituto Venezolano de los Seguros Sociales (IVSS); tres al Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET), uno al Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL), y dos al Instituto de Tesorería de Seguridad Social, donde se sintetizan los efectos e impactos sociales que se pretenden alcanzar y cuyas premisas están sustentadas en el Presupuesto para el Ejercicio Económico Financiero 2013, y tienen como objetivo instrumentalizar lo expresado en la LOTTT, así como fortalecer el sistema de seguridad social, y constituir el proceso laboral como un espacio para la construcción de la "Suprema Felicidad".

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
119.190	130117000	Fortalecimiento de las relaciones bilaterales, regionales y multilaterales, en el ámbito laboral, de la República Bolivariana de Venezuela, como Nación libre, soberana e independiente	Participación en Proyecto			24	3.695.787			3.695.787
119.165	130118000	Fortalecimiento de los procesos de Registro Nacional de Entidades de Trabajo y emisión de la Solvencia Laboral	Trabajador Beneficiado	3.750.000	3.750.000	7.500.000	2.898.671			2.898.671
119.196	130119000	Difusión de planes, programas, proyectos y otras informaciones de interés público en materia sociolaboral.	Persona Beneficiada			1.500.000	13.877.464			13.877.464
119.153	130120000	Protección de los derechos laborales de trabajadores y trabajadoras a través de las Inspectorías del Trabajo	Ciudadano Atendido	850.000	850.000	1.700.000	222.687.063			222.687.063
119.227	130121000	Fortalecimiento de las tecnologías de información y comunicación del Ministerio del Poder Popular para el Trabajo y Seguridad Social	Trabajador Beneficiado	2.965	2.500	5.465	15.620.238			15.620.238
119.175	130122000	Mejoramiento de la infraestructura y mobiliario de las sedes para una atención más eficiente de los usuarios y dignificación de las condiciones de trabajo.	Trabajador Atendido	325.000	325.000	650.000	71.059.720			71.059.720
119.168	130123000	Protección y regulación de la negociación colectiva y el derecho a la sindicalización de trabajadores y trabajadoras	Trabajador Beneficiado	250.000	250.000	500.000	43.767.738			43.767.738
119.192	130124000	Fortalecimiento de la atención, inspección y mediación en materia de condiciones de trabajo y seguridad social de los trabajadores y trabajadoras dependientes y no dependientes de empleadores y empleadoras del sector agrícola.	Trabajador Atendido			46.800	6.528.430			6.528.430
119.159	130125000	Sistema de seguimiento, control y supervisión de los deberes y derechos contemplados en materia de seguridad social	Persona Beneficiada			6.310.527	13.491.871			13.491.871
119.161	130126000	Desarrollo del Instituto Nacional de Pensiones y Otras Asignaciones Económicas	Proyecto			1	3.895.217			3.895.217
119.203	130127000	Defensa, asesoría, asistencia y representación gratuita de los trabajadores y trabajadoras	Trabajador Atendido	300.000	247.800	547.800	75.614.159			75.614.159

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
119.166	130128000	Fortalecimiento de la atención integral y vinculación de los trabajadores y trabajadoras en situación de desempleo, trabajadores no dependientes, organizaciones sindicales, consejos de trabajadores y otras organizaciones del poder popular con los programas de formación colectiva, integral, continua y permanente para el trabajo digno y productivo y liberador.	Persona Atendida			132.000	58.180.834			58.180.834
119.152	130129000	Formación e investigación en materia laboral para el mejoramiento en la atención a la realidad laboral venezolana.	Trabajador Beneficiado			700	1.631.734			1.631.734
119.202	130130000	Fortalecimiento del sistema de seguimiento, recolección, procesamiento y análisis de datos estadisticos generado en el área de trabajo y seguridad social.	Persona Atendida			1.200.000	11.742.651			11.742.651
	139999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			22.904.142.306	18.904.142.306	4.000.000.000		22.904.142.306
						TOTAL	19.448.833.883	4.000.000.000		23.448.833.883

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
130001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	399.334.839			399.334.839
130002000	Gestión administrativa	476.451.422			476.451.422
130003000	Previsión y protección social	87.381.455			87.381.455
130007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	1.834.141			1.834.141
TOTAL		965.001.857			965.001.857

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**1.470**	**1.086**	**708**	**3.264**	**84.976.873**	**42.320.015**	**127.296.888**
Altos Funcionarios y de Elección Popular	1			1	25.241		25.241
Alto Nivel y de Dirección	15	26	6	47	1.179.876		1.179.876
Directivo	246	119	37	402	10.005.378	1.524.401	11.529.779
Profesional y Técnico	366	123	298	787	22.580.043	14.572.241	37.152.284
Personal Administrativo	492	151	261	904	22.513.841	9.924.573	32.438.414
Obrero	350	667	106	1.123	28.672.494	16.298.800	44.971.294
Personal Contratado	**1.070**	**684**		**1.754**	**44.117.775**		**44.117.775**
Profesional y Técnico	338	199		537	14.189.506		14.189.506
Personal Administrativo	731	483		1.214	29.828.269		29.828.269
Obrero	1	2		3	100.000		100.000
TOTAL	2.540	1.770	708	5.018	129.094.648	42.320.015	171.414.663

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**286**	**66**	**352**	**26.995.673**
Obreros	25	21	46	3.644.971
Empleados	261	45	306	23.350.702
Jubilados	**514**	**208**	**722**	**60.385.782**
Obreros	64	64	128	10.778.180
Empleados	450	144	594	49.607.602
TOTAL	**800**	**274**	**1.074**	**87.381.455**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	798.244.372			798.244.372
4.02	Materiales, suministros y mercancías	36.913.123			36.913.123
4.03	Servicios no personales	109.360.395			109.360.395
4.04	Activos reales	67.654.936			67.654.936
4.07	Transferencias y donaciones	19.395.662.914	4.000.000.000		23.395.662.914
4.11	Disminución de pasivos	6.000.000			6.000.000
	TOTAL	**20.413.835.740**	**4.000.000.000**		**24.413.835.740**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	19.308.054.822	4.000.000.000		23.308.054.822
4.07.01.00.00	Transferencias y donaciones corrientes internas	19.308.054.822	4.000.000.000		23.308.054.822
4.07.01.03.00	Transferencias corrientes internas al sector público	19.308.054.822	4.000.000.000		23.308.054.822
4.07.01.03.03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	19.308.054.822	4.000.000.000		23.308.054.822
	- A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)	163.808.984			163.808.984
	- A0055 Instituto Venezolano de los Seguros Sociales (IVSS)	18.764.540.969	4.000.000.000		22.764.540.969
	- A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)	376.070.371			376.070.371
	- A0250 Tesorería de Seguridad Social	3.634.498			3.634.498

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	65.820			65.820
4.07.01.00.00	Transferencias y donaciones corrientes internas	65.820			65.820
4.07.01.01.00	Transferencias corrientes internas al sector privado	65.820			65.820
4.07.01.01.75	Subsidios a organismos laborales y gremiales	65.820			65.820
	- S1504 Asociación de Jubilados y Pensionados del Ministerio del Trabajo	11.162			11.162
	- S1888 Asociación Civil del Ministerio del Trabajo (ASOMITRA)	54.658			54.658

PROYECTO: COD. N.E: 119190 COD. PPTO: 130117000 Fortalecimiento de las relaciones bilaterales, regionales y multilaterales, en el ámbito laboral, de la República Bolivariana de Venezuela, como Nación libre, soberana e independiente

UNIDAD DE MEDIDA: Participación en Proyecto

CANTIDAD: Fem.(0) Mas.(0) Total(24)

ASIGNACIÓN PRESUPUESTARIA: 3.695.787

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Posicionamiento internacional del ámbito sociolaboral para fortalecer el equilibrio multinacional y la agenda social.

OBJETIVOS ESPECÍFICOS: Fortalecer las relaciones bilaterales, regionales y multilaterales, en el ámbito laboral, de la República Bolivariana de Venezuela, como Nación libre, soberana e independiente, así como en los organismos especializados y organismos internacionales en lo que respecta a la materia laboral.

RESULTADO: Los resultados estarán reflejados en la ejecución de las veinte y cuatro actividades que tiene el proyecto y en consecuencia la realización de veinte cuatro informes tendientes a lograr mejorar la situación de los trabajadores y trabajadoras de la República Bolivariana de Venezuela mediante la suscripción de acuerdos y convenios en el ámbito internacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.581.658					1.581.658
4.02	Materiales, suministros y mercancías	59.251					59.251
4.03	Servicios no personales	2.054.878					2.054.878
	TOTAL	**3.695.787**					**3.695.787**

PROYECTO: COD. N.E: 119165 COD. PPTO: 130118000 Fortalecimiento de los procesos de Registro Nacional de Entidades de Trabajo y emisión de la Solvencia Laboral.

UNIDAD DE MEDIDA: Trabajador Beneficiado

CANTIDAD: Fem.(3.750.000) Mas.(3.750.000) Total(7.500.000)

ASIGNACIÓN PRESUPUESTARIA: 2.898.671

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Garantizar la defensa del derecho a un trabajo digno y decente, mediante el fortalecimiento de los servicios de promoción, intermediación, fiscalización, formación y defensa de los derechos y de las obligaciones de las trabajadoras y trabajadores.

OBJETIVOS ESPECÍFICOS: Garantizar el proceso de registro de entidades y/o sucursales de trabajo, a fin de consolidar y concentrar los datos concernientes en materia de trabajo y seguridad social, que permitan regular el otorgamiento, vigencia, control y suspensión de la solvencia laboral

RESULTADO: Garantizar el cumplimiento de los derechos de 7.500.000 trabajadores y trabajadoras en materia de seguridad social y laboral, a través del fortalecimiento de los procesos de Registro Nacional de Entidades de Trabajo y Solvencia laboral

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.110.675					1.110.675
4.03	Servicios no personales	894.281					894.281
4.04	Activos reales	893.715					893.715
	TOTAL	**2.898.671**					**2.898.671**

PROYECTO:	COD. N.E: 119196 COD. PPTO: 130119000 Difusión de planes, programas, proyectos y otras informaciones de interés público en materia sociolaboral.
UNIDAD DE MEDIDA:	Persona Beneficiada
CANTIDAD:	Fem.(0) Mas.(0) Total(1.500.000)
ASIGNACIÓN PRESUPUESTARIA:	13.877.464
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Fomentar y dirigir el diálogo social para la generación de un modelo económico y social, diversificado, productivo, incluyente y de justicia social, cuyas relaciones de producción se fundamenten en la solidaridad.
OBJETIVOS ESPECÍFICOS:	Difundir información veraz y oportuna sobre planes, proyectos, obras, programas y políticas socio laborales, así como sobre valores y derechos sociales, a través de la elaboración de diferentes productos o piezas comunicacionales diseñados y dirigidas a audiencias internas y externas.
RESULTADO:	Una clase trabajadora más orientada sobre los distintos instrumentos que rigen la materia laboral y fortalecimiento de la gestión institucional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	4.199.290					4.199.290
4.02	Materiales, suministros y mercancías	1.668.949					1.668.949
4.03	Servicios no personales	7.652.200					7.652.200
4.04	Activos reales	357.025					357.025
	TOTAL	**13.877.464**					**13.877.464**

PROYECTO: COD. N.E: 119153 COD. PPTO: 130120000 Protección de los derechos laborales de trabajadores y trabajadoras a través de las Inspectorías del Trabajo

UNIDAD DE MEDIDA: Ciudadano Atendido

CANTIDAD: Fem.(850.000) Mas.(850.000) Total(1.700.000)

ASIGNACIÓN PRESUPUESTARIA: 222.687.063

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Garantizar la defensa del derecho a un trabajo digno y decente, mediante el fortalecimiento de los servicios de promoción, intermediación, fiscalización, formación y defensa de los derechos de los trabajadores y trabajadoras, así como la corresponsabilidad de patronos y trabajadores en la construcción de una sociedad basada en la equidad y productividad.

OBJETIVOS ESPECÍFICOS: Atender, asesorar, proteger y defender, dentro de la normativa legal, los derechos laborales que interpongan los trabajadores y trabajadoras ante las Inspectorías del Trabajo a nivel nacional

RESULTADO: Trabajadores y trabajadoras beneficiados con el restablecimiento de sus derechos laborales.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	209.307.932					209.307.932
4.02	Materiales, suministros y mercancías	4.024.273					4.024.273
4.03	Servicios no personales	8.660.964					8.660.964
4.04	Activos reales	693.894					693.894
	TOTAL	**222.687.063**					**222.687.063**

PROYECTO: COD. N.E: 119227 COD. PPTO: 130121000 Fortalecimiento de las tecnologías de información y comunicación del Ministerio del Poder Popular para el Trabajo y Seguridad Social

UNIDAD DE MEDIDA: Trabajador Beneficiado

CANTIDAD: Fem.(2.965) Mas.(2.500) Total(5.465)

ASIGNACIÓN PRESUPUESTARIA: 15.620.238

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Estimular y promover la participación de los trabajadores en la toma de decisiones y en la gestión de las empresas

OBJETIVOS ESPECÍFICOS: Adecuar los servicios de la infraestructura tecnológica de información y comunicación, a los fines de aumentar la capacidad de respuesta de la gestión del MINPPTRASS, a las necesidades, expectativas y demandas del sector laboral.

RESULTADO: Celeridad a los servicios prestados a 5.465 trabajadores que acuden al Ministerio del Poder Popular para el Trabajo y Seguridad Social.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	7.442.842					7.442.842
4.02	Materiales, suministros y mercancías	789.787					789.787
4.03	Servicios no personales	5.357.174					5.357.174
4.04	Activos reales	2.030.435					2.030.435
	TOTAL	**15.620.238**					**15.620.238**

PROYECTO: COD. N.E: 119175 COD. PPTO: 130122000 Mejoramiento de la infraestructura y mobiliario de las sedes para una atención más eficiente de los usuarios y dignificación de las condiciones de trabajo.

UNIDAD DE MEDIDA: Trabajador Atendido

CANTIDAD: Fem.(325.000) Mas.(325.000) Total(650.000)

ASIGNACIÓN PRESUPUESTARIA: 71.059.720

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Concientizar al funcionario del trabajo en su papel de servidor público integral al servicio del ciudadano de los trabajadores y trabajadoras, garantizando eficacia y efectividad en la respuesta a las solicitudes de los usuarios, fortaleciendo la transparencia e idoneidad de los procesos y procedimientos.

OBJETIVOS ESPECÍFICOS: Garantizar condiciones óptimas del ambiente de trabajo mediante un plan de mantenimiento y de expansión de las sedes en todo el país, a fin de garantizar eficacia y efectividad en la respuesta a las solicitudes de los usuarios.

RESULTADO: Atención efectiva a 650.000 trabajadores y trabajadoras, mediante 25 sedes en óptimas condiciones para el desempeño laboral de los funcionarios del Ministerio.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.878.040					1.878.040
4.03	Servicios no personales	23.230.202					23.230.202
4.04	Activos reales	45.951.478					45.951.478
	TOTAL	71.059.720					71.059.720

PROYECTO:	COD. N.E: 119168 COD. PPTO: 130123000 Protección y regulación de la negociación colectiva y el derecho a la sindicalización de trabajadores y trabajadoras
UNIDAD DE MEDIDA:	Trabajador Beneficiado
CANTIDAD:	Fem.(250.000) Mas.(250.000) Total(500.000)
ASIGNACIÓN PRESUPUESTARIA:	43.767.738
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Recuperar el poder adquisitivo de los trabajadores y trabajadoras fortaleciendo los mecanismos institucionales que influyen en el mercado de trabajo y los procesos de sindicalización y convenciones colectivas.
OBJETIVOS ESPECÍFICOS:	Garantizar a los trabajadores y trabajadoras el derecho a la sindicalización y facilitar la negociación colectiva, a fin de generar uniformidad de las condiciones de trabajo en los sectores públicos y privados a nivel nacional.
RESULTADO:	500.000 Trabajadores y trabajadoras amparadas en sus derechos colectivos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	41.579.697					41.579.697
4.02	Materiales, suministros y mercancías	1.181.572					1.181.572
4.03	Servicios no personales	596.761					596.761
4.04	Activos reales	409.708					409.708
	TOTAL	**43.767.738**					**43.767.738**

PROYECTO: COD. N.E: 119192 COD. PPTO: 130124000 Fortalecimiento de la atención, inspección y mediación en materia de condiciones de trabajo y seguridad social de los trabajadores y trabajadoras dependientes y no dependientes de empleadores y empleadoras del sector agrícola.

UNIDAD DE MEDIDA: Trabajador Atendido

CANTIDAD: Fem.(0) Mas.(0) Total(46.800)

ASIGNACIÓN PRESUPUESTARIA: 6.528.430

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Promover planes que garanticen el cumplimiento de la previsión social

OBJETIVOS ESPECÍFICOS: Garantizar los derechos derivados de la relación laboral, el cumplimiento de las disposiciones legales de los trabajadores dependientes y no dependientes, de empleadores y empleadoras del sector agrícola, en cuanto a sus condiciones de trabajo, salud, educación y seguridad social y de sus núcleos familiares, como vía que contribuya al logro de la soberanía alimentaria y la justicia social.

RESULTADO: 46.800 trabajadores y trabajadoras dependientes y no dependientes en el sector agrícola, con sus núcleos familiares atendidos en el sector agrícola , fundamentalmente en los estados comprendidos en el centro norte llanero, Zulia y Mérida.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.888.157					1.888.157
4.03	Servicios no personales	4.211.174					4.211.174
4.04	Activos reales	429.099					429.099
	TOTAL	**6.528.430**					**6.528.430**

PROYECTO: COD. N.E: 119159 COD. PPTO: 130125000 Sistema de seguimiento, control y supervisión de los deberes y derechos contemplados en materia de seguridad social

UNIDAD DE MEDIDA: Persona Beneficiada

CANTIDAD: Fem.(0) Mas.(0) Total(6.310.527)

ASIGNACIÓN PRESUPUESTARIA: 13.491.871

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Promover planes que garanticen el cumplimiento de la previsión social

OBJETIVOS ESPECÍFICOS: Fortalecer el sistema de seguimiento y evaluación permanente, que permita identificar y caracterizar los programas y servicios, que se implementan en materia de Seguridad Social, a Nivel Central de la Administración Pública Nacional.

RESULTADO: Diseño de un sistema de seguimiento y control en materia de seguridad social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	5.491.524					5.491.524
4.02	Materiales, suministros y mercancías	912.939					912.939
4.03	Servicios no personales	4.805.193					4.805.193
4.04	Activos reales	2.282.215					2.282.215
	TOTAL	**13.491.871**					**13.491.871**

PROYECTO: COD. N.E: 119161 COD. PPTO: 130126000 Desarrollo del Instituto Nacional de Pensiones y Otras Asignaciones Económicas

UNIDAD DE MEDIDA: Proyecto

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 3.895.217

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Impulsar y desarrollar las políticas laborales y sociales destinadas a la construcción de una estructura social incluyente, un nuevo modelo social productivo, humanista y endógeno, cumpliendo y haciendo cumplir la normativa legal vigente, facilitando la organización y formación de los trabajadores y trabajadoras, en el marco de la democracia participativa, protagónica y revolucionaria.

OBJETIVOS ESPECÍFICOS: Diseñar la estructura organizativa y funcional del Instituto Nacional de Pensiones y Otras Asignaciones Económicas.

RESULTADO: Proyecto de creación y funcionamiento del Instituto Nacional de Pensiones y Otras Asignaciones Económicas; así como estrategias para la transferencia de recursos y competencias

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	403.200					403.200
4.02	Materiales, suministros y mercancías	1.886.481					1.886.481
4.03	Servicios no personales	1.295.685					1.295.685
4.04	Activos reales	309.851					309.851
	TOTAL	**3.895.217**					**3.895.217**

PROYECTO: COD. N.E: 119203 COD. PPTO: 130127000 Defensa, asesoría, asistencia y representación gratuita de los trabajadores y trabajadoras

UNIDAD DE MEDIDA: Trabajador Atendido

CANTIDAD: Fem.(300.000) Mas.(247.800) Total(547.800)

ASIGNACIÓN PRESUPUESTARIA: 75.614.159

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Garantizar la defensa del derecho a un trabajo digno y decente, mediante el fortalecimiento de los servicios de promoción, intermediación, fiscalización, formación y defensa de los derechos y de las obligaciones de los trabajadores y trabajadoras.

OBJETIVOS ESPECÍFICOS: Defender, asesorar y asistir a trabajadores y trabajadoras antes instancias administrativas y judiciales para la restitución de sus derechos laborales.

RESULTADO: Trabajadores y Trabajadoras que recuperaron sus derechos vulnerados.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	72.470.087					72.470.087
4.02	Materiales, suministros y mercancías	1.815.976					1.815.976
4.03	Servicios no personales	1.025.538					1.025.538
4.04	Activos reales	302.558					302.558
	TOTAL	**75.614.159**					**75.614.159**

PROYECTO: COD. N.E: 119166 COD. PPTO: 130128000 Fortalecimiento de la atención integral y vinculación de los trabajadores y trabajadoras en situación de desempleo, trabajadores no dependientes, organizaciones sindicales, consejos de trabajadores y otras organizaciones del poder popular con los programas de formación colectiva, integral, continua y permanente para el trabajo digno y productivo y liberador.

UNIDAD DE MEDIDA: Persona Atendida

CANTIDAD: Fem.(0) Mas.(0) Total(132.000)

ASIGNACIÓN PRESUPUESTARIA: 58.180.834

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Impulsar y desarrollar las políticas sociales destinadas a la construcción de una estructura social incluyente, un nuevo modelo social productivo, humanista y endógeno, cumpliendo y haciendo cumplir la normativa legal vigente, facilitando la organización y formación de los trabajadores y trabajadoras, en el marco de la democracia participativa, protagónica y revolucionaria, rumbo al socialismo.

OBJETIVOS ESPECÍFICOS: Diseñar un sistema de articulación para la formación integral de los trabajadores y trabajadoras a partir del enlace entre las instituciones del sistema educativo nacional, los sectores productivos y las organizaciones sindicales y comunitarias, a fin de mejorar la capacidad productiva de la fuerza laboral del país

RESULTADO: La articulación de los Centros de Encuentro para la educación y el trabajo para atención de 132.000 trabajadores, trabajadoras, organizaciones sociales, comunidades, patronos y patronas, con la finalidad de detectar los saberes, competencias y necesidades de formación y enlazar dichas necesidades con los planes, proyectos y programas de formación y empleo.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	51.954.822					51.954.822
4.02	Materiales, suministros y mercancías	2.641.973					2.641.973
4.03	Servicios no personales	2.709.638					2.709.638
4.04	Activos reales	874.401					874.401
	TOTAL	**58.180.834**					**58.180.834**

PROYECTO: COD. N.E: 119152 COD. PPTO: 130129000 Formación e investigación en materia laboral para el mejoramiento en la atención a la realidad laboral venezolana.

UNIDAD DE MEDIDA: Trabajador Beneficiado

CANTIDAD: Fem.(0) Mas.(0) Total(700)

ASIGNACIÓN PRESUPUESTARIA: 1.631.734

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Concientizar a los funcionarios del trabajo en su papel de servidor público integral al servicio de los trabajadores y trabajadoras, garantizando eficacia y efectividad en las respuestas a las solicitudes de los usuarios, fortaleciendo la transparencia e idoneidad de los procesos y procedimientos.

OBJETIVOS ESPECÍFICOS: Formar en la temática laboral a los funcionarios del MINPPTRASS.

RESULTADO: 700 Funcionarios de alto y medio nivel con conocimiento amplio de la materia laboral, a través de 10 talleres.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	483.160					483.160
4.03	Servicios no personales	1.148.574					1.148.574
	TOTAL	**1.631.734**					**1.631.734**

PROYECTO: COD. N.E: 119202 COD. PPTO: 130130000 Fortalecimiento del sistema de seguimiento, recolección, procesamiento y análisis de datos estadísticos generado en el área de trabajo y seguridad social.

UNIDAD DE MEDIDA: Persona Atendida

CANTIDAD: Fem.(0) Mas.(0) Total(1.200.000)

ASIGNACIÓN PRESUPUESTARIA: 11.742.651

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Concientizar al funcionario del trabajo en su papel de servidor público integral al servicio de los trabajadores y trabajadoras garantizando eficacia y efectividad en la respuesta, en la data estadística fortaleciendo la transparencia e idoneidad de los procesos y procedimientos.

OBJETIVOS ESPECÍFICOS: Mejorar los procesos estadísticos institucionales, a fin de incrementar la producción de información estadística de fuerza laboral, generando un sistema de indicadores de objetivos y procesos, para lograr optimizar la prestación de servicio y sus actuaciones, así como líneas de investigación de estadísticas en materia laboral y de seguridad social.

RESULTADO: Generar un sistema de indicadores que permita facilitar la toma de decisiones políticas y analíticas con respecto a las tendencias de los trabajadores y trabajadoras, atendidos en las diferentes Inspectorías, Procuradurías y Agencias de Empleo a nivel nacional, mediante aplicaciones de sistemas con un seguimiento constante de la evolución del proceso administrativo, a través de indicadores dinámicos de gestión.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	7.396.240					7.396.240
4.02	Materiales, suministros y mercancías	845.106					845.106
4.03	Servicios no personales	1.907.157					1.907.157
4.04	Activos reales	1.594.148					1.594.148
	TOTAL	11.742.651					11.742.651

PROYECTO: COD. PPTO: 139999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(22.904.142.306)

ASIGNACIÓN PRESUPUESTARIA: 22.904.142.306

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: NO DEFINIDO

OBJETIVOS ESPECÍFICOS: NO DEFINIDO

RESULTADO: 22.904.142.306

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	18.904.142.306		4.000.000.000			22.904.142.306
	TOTAL	**18.904.142.306**		**4.000.000.000**			**22.904.142.306**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	18.904.142.306		4.000.000.000			22.904.142.306
4.07.01.00.00	Transferencias y donaciones corrientes internas	18.904.142.306		4.000.000.000			22.904.142.306
4.07.01.03.00	Transferencias corrientes internas al sector público	18.904.142.306		4.000.000.000			22.904.142.306
4.07.01.03.03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	18.904.142.306		4.000.000.000			22.904.142.306
	- A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)	116.459.773					116.459.773
	- A0055 Instituto Venezolano de los Seguros Sociales (IVSS)	18.520.798.775		4.000.000.000			22.520.798.775
	- A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)	263.249.260					263.249.260
	- A0250 Tesorería de Seguridad Social	3.634.498					3.634.498

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	396.417.080					396.417.080
4.03	Servicios no personales	2.917.759					2.917.759
	TOTAL	399.334.839					399.334.839

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	14.788.743					14.788.743
4.03	Servicios no personales	39.997.117					39.997.117
4.04	Activos reales	11.526.409					11.526.409
4.07	Transferencias y donaciones	404.139.153					404.139.153
4.11	Disminución de pasivos	6.000.000					6.000.000
	TOTAL	476.451.422					476.451.422

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	403.912.516					403.912.516
4.07.01.00.00	Transferencias y donaciones corrientes internas	403.912.516					403.912.516
4.07.01.03.00	Transferencias corrientes internas al sector público	403.912.516					403.912.516
4.07.01.03.03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	403.912.516					403.912.516
	- A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)	47.349.211					47.349.211
	- A0055 Instituto Venezolano de los Seguros Sociales (IVSS)	243.742.194					243.742.194
	- A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)	112.821.111					112.821.111

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	65.820					65.820
4.07.01.00.00	Transferencias y donaciones corrientes internas	65.820					65.820
4.07.01.01.00	Transferencias corrientes internas al sector privado	65.820					65.820
4.07.01.01.75	Subsidios a organismos laborales y gremiales	65.820					65.820
	- S1504 Asociación de Jubilados y Pensionados del Ministerio del Trabajo	11.162					11.162
	- S1888 Asociación Civil del Ministerio del Trabajo (ASOMITRA)	54.658					54.658

ACCIÓN CENTRALIZADA: Previsión y protección social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	87.381.455					87.381.455
	TOTAL	**87.381.455**					**87.381.455**

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	938.041					938.041
4.03	Servicios no personales	896.100					896.100
	TOTAL	**1.834.141**					**1.834.141**

17

Ministerio del Poder Popular para el Ambiente

MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Ministerio del Poder Popular para el Ambiente, en cumplimiento de las competencias atribuidas en la normativa legal vigente, ejecutará la política en materia ambiental del país durante el año 2013, con la finalidad de normar el uso y conservación de los recursos naturales, promoviendo la participación de la sociedad para lograr el desarrollo sostenible en el marco de lo establecido en el Plan de Desarrollo Económico y Social de la Nación 2007-2013, específicamente en lo concerniente a la directriz estratégica de la Nueva Geopolítica Nacional, con el propósito de lograr la articulación interna del modelo productivo, con base en las premisas de desarrollo territorial desconcentrado definido por ejes integradores, un sistema de ciudades interconectadas y un ambiente sustentable, fundamentado en una relación armónica entre el hombre y la naturaleza que garantice el uso y aprovechamiento racional y óptimo de los recursos naturales, respetando los procesos y ciclos de la naturaleza, para proteger y defender la soberanía permanente del Estado sobre los recursos naturales para el beneficio supremo del pueblo venezolano, que será su principal garante.

En este sentido, el Despacho dará continuidad a una serie de proyectos de inversión y gestión pública orientados al logro de un equilibrio ambiental con el desarrollo económico, político y social del país, a través de la ejecución de la referida política inherente a la participación de la ciudadanía, mediante la incorporación de los consejos comunales y las misiones.

Para ello, se presenta un Presupuesto para el año 2013 que asciende a la cantidad de Bs. 5.234.931.955, distribuido en Bs. 4.083.653.955 para financiar proyectos y Bs.1.151.278.000 para acciones centralizadas.

Es importante destacar, que para garantizar el logro de las metas establecidas y mejorar la calidad de vida de la población, se contempla la ejecución de los siguientes proyectos estratégicos:

- Saneamiento del Río Guaire (Fase III).
- Plan de drenaje, control de inundaciones y manejo integral de las cuencas tributarias al Sur del Lago de Maracaibo.
- Fortalecimiento de Capacidades Nacionales para el Manejo y Disposición Final de los Residuos y Desechos Sólidos.
- Proyecto Nacional de Gestión y Conservación Ambiental.
- Manejo Sustentable de los Recursos Naturales en la Cuenca del Río Caroní.
- Rehabilitación y Optimización de las Plantas Mayores de Potabilización de Agua en Venezuela.
- Agua Potable y Saneamiento en Zonas Urbanas y Rurales.
- Optimización de la Gestión de la Calidad del Agua en poblaciones Mayores a cinco mil habitantes.
- Atención Acueductos Rurales y Poblaciones Menores - Fase II.
- Racionalización de los Consumos de Agua Potable y Saneamiento en Zonas Urbanas y Rurales.
- Saneamiento y Desarrollo Integral de la Cuenca del Río Tuy.
- Saneamiento y Control de Nivel del Lago de Valencia.

Los proyectos cuya ejecución excede el ejercicio presupuestario son los siguientes:

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Fecha inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
N.E	Ppto.								
110736	170126000	Ampliación, rehabilitación y reconstrucción de acueductos y cloacas a nivel nacional, Fase II	03-01-11	31-12-15	5.000.000	10.000.000	40.000.000	40.000.000	95.000.000
118873	170169000	Planes de ordenación del territorio nacionales, comunales y de la zona costera del río Orinoco	01-01-13	31-12-14		3.200.000	6.751.462		9.951.462
119174	170170000	Delimitación de áreas sujetas a la demarcación del hábitat y tierras de los pueblos y comunidades indígenas	01-01-13	31-12-14		800.000	2.298.472		3.098.472
				TOTAL	5.000.000	14.000.000	49.049.934	40.000.000	108.049.934

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
110.736	170126000	Ampliación, rehabilitación y reconstrucción de acueductos y cloacas a nivel nacional, Fase II	Obra			35	10.000.000			10.000.000
117.917	170155000	Fortalecimiento del plan nacional de vigilancia y control ambiental, año 2013	Inspección			140	1.800.000			1.800.000
118.005	170156000	Coordinación, capacitación y asistencia técnica a las direcciones estadales ambientales y comunidades organizadas para la gestión de las políticas educativo - ambientales	Persona Capacitada	3.217	1.733	4.950	2.560.000			2.560.000
117.746	170157000	Actualización tecnológica del Ministerio del Poder Popular para el Ambiente	Plataforma tecnológica			1	1.772.000			1.772.000
117.967	170158000	Prevención y extinción de los incendios forestales para la conservación de la biodiversidad y las cuencas hidrográficas, año 2013	Persona Capacitada	12	108	120	2.200.000			2.200.000
118.446	170159000	Fortalecimiento estadístico del Ministerio del Poder Popular para el Ambiente, año 2013	Indicador			35	579.000			579.000

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2013
119.293	170160000	Conservación de suelos y aguas orientada a las escuelas rurales de los estados, Cojedes, Guárico, Lara, Mérida, Táchira, Trujillo, Vargas y Yaracuy	Prácticas Agrícolas			40	1.140.000			1.140.000
119.299	170161000	Ejecución de estrategias para la generación de información en el manejo y aprovechamiento del recurso suelo, Fase I	Documento Técnico			1	910.000			910.000
118.562	170162000	Monitoreo y evaluaciones para la gestión de la calidad ambiental, año 2013	Informe técnico			1.042	5.149.104			5.149.104
118.594	170163000	Plan nacional de implementación del Convenio de Estocolmo Sobre Contaminantes Orgánicos Persistentes (COP); Actualización de inventario, capacitación y sensibilización sobre COP, año 2013	Informe técnico			8	294.740			294.740
118.580	170164000	Fortalecimiento de los laboratorios ambientales del Ministerio del Poder Popular para el Ambiente, año 2013	Dotación			12	520.156			520.156
119.318	170165000	Plan nacional de gestión de las aguas. Fase V. Puesta en funcionamiento de la secretaria ejecutiva	Documento			1	880.000			880.000
118.089	170166000	Construcción de la plataforma ecosocialista para la conservación de la vida	Organización Fortalecida			1	3.500.000			3.500.000
118.701	170167000	Remodelación de los espacios y reparación de los equipos de elevación vertical en la sede del Ministerio del Poder Popular para el Ambiente	Metro Cuadrado			500	5.667.000			5.667.000
118.523	170168000	Planificación y coordinación para la gestión forestal a nivel nacional, año 2013	Documento Técnico			70	1.700.000			1.700.000
118.873	170169000	Planes de ordenación del territorio nacionales, comunales y de la zona costera del rio Orinoco	Plan			23	3.200.000			3.200.000
119.174	170170000	Delimitación de áreas sujetas a la demarcación del hábitat y tierras de los pueblos y comunidades indígenas	Informe técnico			280	800.000			800.000
	179999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			4.040.981.955	170.950.000	3.870.031.955		4.040.981.955
						TOTAL	**213.622.000**	**3.870.031.955**		**4.083.653.955**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
170001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	532.592.750			532.592.750
170002000	Gestión administrativa	358.685.250			358.685.250
170003000	Previsión y protección social	260.000.000			260.000.000
	TOTAL	**1.151.278.000**			**1.151.278.000**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**2.284**	**2.539**	**680**	**5.503**	**107.818.646**	**28.429.853**	**136.248.499**
Altos Funcionarios y de Elección Popular		1		1	12.630		12.630
Alto Nivel y de Dirección		3		3	43.010		43.010
Directivo	68	62	76	206	3.330.850	510	3.331.360
Profesional y Técnico	1.038	989	202	2.229	47.405.735	16.751.913	64.157.648
Personal Administrativo	513	181	256	950	15.980.810	2.310.830	18.291.640
Personal Médico	18	11	3	32	755.610	79.600	835.210
Obrero	647	1.292	143	2.082	40.290.001	9.287.000	49.577.001
Personal Contratado	**162**	**156**		**318**	**10.209.952**		**10.209.952**
Profesional y Técnico	115	94		209	7.288.453		7.288.453
Personal Administrativo	22	30		52	1.997.964		1.997.964
Personal Médico	5	2		7	203.535		203.535
Obrero	20	30		50	720.000		720.000
TOTAL	**2.446**	**2.695**	**680**	**5.821**	**118.028.598**	**28.429.853**	**146.458.451**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**786**	**521**	**1.307**	**55.894.000**
Obreros	91	46	137	7.208.000
Empleados	695	475	1.170	48.686.000
Jubilados	**1.086**	**2.582**	**3.668**	**204.106.000**
Obreros	248	503	751	45.461.000
Empleados	838	2.079	2.917	158.645.000
TOTAL	**1.872**	**3.103**	**4.975**	**260.000.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	538.247.580			538.247.580
4.02	Materiales, suministros y mercancías	22.833.236			22.833.236
4.03	Servicios no personales	61.318.990			61.318.990
4.04	Activos reales	21.144.944			21.144.944
4.07	Transferencias y donaciones	719.915.250	3.870.031.955		4.589.947.205
4.11	Disminución de pasivos	1.440.000			1.440.000
	TOTAL	**1.364.900.000**	**3.870.031.955**		**5.234.931.955**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	459.700.000	3.870.031.955		4.329.731.955
4.07.01.00.00	Transferencias y donaciones corrientes internas	459.700.000			459.700.000
4.07.01.03.00	Transferencias corrientes internas al sector público	459.700.000			459.700.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	411.000.000			411.000.000
	- A0052 Instituto Nacional de Parques (INPARQUES)	200.000.000			200.000.000
	- A0064 Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)	40.000.000			40.000.000
	- A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)	120.000.000			120.000.000
	- A0083 Universidad de Los Andes (ULA)	250.000			250.000
	- A0103 Fundación Instituto Forestal Latinoamericano	700.000			700.000
	- A0324 Fundación de Educación Ambiental	2.000.000			2.000.000
	- A0343 Fundación Laboratorio Nacional de Hidráulica	1.500.000			1.500.000
	- A0354 Fundación Nacional de Parques Zoológicos y Acuarios	550.000			550.000
	- A0909 Instituto Geográfico de Venezuela "Simón Bolívar"	22.000.000			22.000.000
	- A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)	24.000.000			24.000.000
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	48.700.000			48.700.000
	- A0606 C.A. Hidrológica de Venezuela (HIDROVEN)	8.000.000			8.000.000
	- A0615 C.A. Hidrológica Páez (HIDROPAEZ)	6.000.000			6.000.000
	- A0616 C.A. Hidrológica de los Llanos (HIDROLLANOS)	5.000.000			5.000.000
	- A0639 Compañía Nacional de Reforestación (CONARE)	3.000.000			3.000.000
	- A0685 C.A. Hidrológica de la Cordillera Andina (HIDROANDES)	4.000.000			4.000.000
	- A0696 Empresa Regional Sistema Hidráulico Trujillano, S.A.	1.200.000			1.200.000
	- A0697 Empresa Regional Desarrollos Hidráulicos Cojedes, C.A.	21.500.000			21.500.000

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.03.00.00	Transferencias y donaciones de capital internas		3.870.031.955		3.870.031.955
4.07.03.03.00	Transferencias de capital internas al sector público		3.870.031.955		3.870.031.955
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales		2.412.147.277		2.412.147.277
	- A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)		2.412.147.277		2.412.147.277
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros		1.457.884.678		1.457.884.678
	- A0606 C.A. Hidrológica de Venezuela (HIDROVEN)		1.457.884.678		1.457.884.678

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	140.000			140.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	140.000			140.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	140.000			140.000
4.07.01.01.99	Otras transferencias corrientes internas al sector privado	140.000			140.000
	- S1498 Asociación Civil Bienestar y Ambiente (ABAM)	140.000			140.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	75.250			75.250
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	75.250			75.250
4.07.02.01.00	Transferencias corrientes al exterior	75.250			75.250
4.07.02.01.04	Transferencias corrientes a organismos internacionales	75.250			75.250
	- I0079 Organización de las Naciones Unidas para la Agricultura y la Alimentación (FAO)	75.250			75.250

PROYECTO:	COD. N.E: 110736 COD. PPTO: 170126000 Ampliación, rehabilitación y reconstrucción de acueductos y cloacas a nivel nacional, Fase II
UNIDAD DE MEDIDA:	Obra
CANTIDAD:	Fem.(0) Mas.(0) Total(35)
ASIGNACIÓN PRESUPUESTARIA:	10.000.000
DIRECTRIZ ESTRATÉGICA:	Construcción de una Nueva Geopolítica Nacional
OBJETIVO ESTRATÉGICO:	Recuperar la infraestructura hidráulica, para garantizar el suministro de agua potable y el control de la contaminación
OBJETIVOS ESPECÍFICOS:	Asegurar el funcionamiento de los sistemas de suministro y recolección de agua potable y aguas servidas
RESULTADO:	Tuberias colocadas o reemplazadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	200.000					200.000
4.03	Servicios no personales	1.301.323					1.301.323
4.04	Activos reales	8.498.677					8.498.677
	TOTAL	**10.000.000**					**10.000.000**

EJECUCIÓN QUE EXCEDE AL EJERCICIO PRESUPUESTARIO (EN MILES DE BOLÍVARES)

ORGANISMO : 17 MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO : COD. N.E: 110736 COD. PPTO: 170126000 Ampliación, rehabilitación y reconstrucción de acueductos y cloacas a nivel nacional, Fase II

FECHA DE INICIO : 03/01/2011

FECHA DE FINALIZACIÓN : 31/12/2015

COSTO TOTAL : 95.000

Acción Específica	Código	Partida	Asignado al 31/12/2012	2013						2014	Años Posteriores
				Corriente Ordinaria			Proyectos por Endeudamiento				
				Contratos Vigentes	Nuevos Contratos	Otros	Contratos Vigentes	Nuevos Contratos	Otros		
Construcción y equipamiento de obras	404	ACTIVOS REALES	4.500		8.036					30.500	30.000
Inspección	404	ACTIVOS REALES	500		463					9.500	10.000
		TOTAL	5.000		8.499					40.000	

PROYECTO:	COD. N.E: 117917 COD. PPTO: 170155000 Fortalecimiento del plan nacional de vigilancia y control ambiental, año 2013
UNIDAD DE MEDIDA:	Inspección
CANTIDAD:	Fem.(0) Mas.(0) Total(140)
ASIGNACIÓN PRESUPUESTARIA:	1.800.000
DIRECTRIZ ESTRATÉGICA:	Construcción de una Nueva Geopolítica Nacional
OBJETIVO ESTRATÉGICO:	Conservar y recuperar las cuencas, la biodiversidad, los bosques, las aguas y los suelos
OBJETIVOS ESPECÍFICOS:	Disminuir el impacto de las actividades susceptibles de degradar el ambiente en áreas prioritarias a nivel nacional
RESULTADO:	Supervisión y fiscalización ambiental en áreas de atención primaria

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	520.000					520.000
4.02	Materiales, suministros y mercancías	425.475					425.475
4.03	Servicios no personales	447.975					447.975
4.04	Activos reales	406.550					406.550
	TOTAL	**1.800.000**					**1.800.000**

PROYECTO: COD. N.E: 118005 COD. PPTO: 170156000 Coordinación, capacitación y asistencia técnica a las direcciones estadales ambientales y comunidades organizadas para la gestión de las politicas educativo - ambientales

UNIDAD DE MEDIDA: Persona Capacitada

CANTIDAD: Fem.(3.217) Mas.(1.733) Total(4.950)

ASIGNACIÓN PRESUPUESTARIA: 2.560.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Fortalecer la educación ambiental y promover la participación

OBJETIVOS ESPECÍFICOS: Incrementar la participación y asistencia técnica suministrada a las direcciones estadales ambientales y comunidades organizadas

RESULTADO: Capacitación y asistencia técnica para la gestión de las politicas educativo ambientales

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	632.000					632.000
4.02	Materiales, suministros y mercancías	398.680					398.680
4.03	Servicios no personales	1.281.820					1.281.820
4.04	Activos reales	247.500					247.500
	TOTAL	**2.560.000**					**2.560.000**

PROYECTO: COD. N.E: 117746 COD. PPTO: 170157000 Actualización tecnológica del Ministerio del Poder Popular para el Ambiente

UNIDAD DE MEDIDA: Plataforma tecnológica

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 1.772.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Avanzar en la conformación de la nueva estructura social

OBJETIVOS ESPECÍFICOS: Optimizar las comunicaciones internas y aumentar la capacidad de usuarios tanto en el nivel central como en el ámbito regional del Ministerio

RESULTADO: Actualización de plataforma tecnológica (central telefónica) del Ministerio

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	220.000					220.000
4.02	Materiales, suministros y mercancías	79.143					79.143
4.03	Servicios no personales	1.179.857					1.179.857
4.04	Activos reales	293.000					293.000
	TOTAL	**1.772.000**					**1.772.000**

PROYECTO:	COD. N.E: 117967 COD. PPTO: 170158000 Prevención y extinción de los incendios forestales para la conservación de la biodiversidad y las cuencas hidrográficas, año 2013
UNIDAD DE MEDIDA:	Persona Capacitada
CANTIDAD:	Fem.(12) Mas.(108) Total(120)
ASIGNACIÓN PRESUPUESTARIA:	2.200.000
DIRECTRIZ ESTRATÉGICA:	Construcción de una Nueva Geopolítica Nacional
OBJETIVO ESTRATÉGICO:	Conservar y recuperar las cuencas, la biodiversidad, los bosques, las aguas y los suelos
OBJETIVOS ESPECÍFICOS:	Fortalecer la capacidad de prevención y extinción de los incendios forestales de las comunidades y los grupos voluntarios
RESULTADO:	Capacitación de facilitadores y el adiestramiento de brigadistas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.628.932					1.628.932
4.03	Servicios no personales	247.263					247.263
4.04	Activos reales	323.805					323.805
	TOTAL	2.200.000					2.200.000

PROYECTO:	COD. N.E: 118446 COD. PPTO: 170159000 Fortalecimiento estadístico del Ministerio del Poder Popular para el Ambiente, año 2013
UNIDAD DE MEDIDA:	Indicador
CANTIDAD:	Fem.(0) Mas.(0) Total(35)
ASIGNACIÓN PRESUPUESTARIA:	579.000
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Elevar los niveles de equidad, eficacia, eficiencia y calidad de la acción ambiental pública
OBJETIVOS ESPECÍFICOS:	Incrementar la generación, publicación y uso de las estadísticas e indicadores del Ministerio del Poder Popular para el Ambiente
RESULTADO:	Indicadores actualizados y publicados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	130.000					130.000
4.02	Materiales, suministros y mercancías	40.880					40.880
4.03	Servicios no personales	98.120					98.120
4.04	Activos reales	310.000					310.000
	TOTAL	**579.000**					**579.000**

PROYECTO: COD. N.E: 119293 COD. PPTO: 170160000 Conservación de suelos y aguas orientada a las escuelas rurales de los estados, Cojedes, Guárico, Lara, Mérida, Táchira, Trujillo, Vargas y Yaracuy

UNIDAD DE MEDIDA: Prácticas Agrícolas

CANTIDAD: Fem.(0) Mas.(0) Total(40)

ASIGNACIÓN PRESUPUESTARIA: 1.140.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Fortalecer la formación en el área ambiental a niños, niñas y adolescentes de las escuelas rurales, para la implementación de prácticas de conservación de suelos y aguas

OBJETIVOS ESPECÍFICOS: Desarrollar prácticas de conservación de suelos y aguas orientadas a las escuelas rurales, con la participación de niños, niñas, adolescentes, docentes y comunidad en general, para concientizarlos hacia la conservación de las cuencas abastecedoras de agua

RESULTADO: Prácticas de conservación ejecutadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	583.000					583.000
4.02	Materiales, suministros y mercancías	14.500					14.500
4.03	Servicios no personales	534.800					534.800
4.04	Activos reales	7.700					7.700
	TOTAL	**1.140.000**					**1.140.000**

PROYECTO: COD. N.E: 119299 COD. PPTO: 170161000 Ejecución de estrategias para la generación de información en el manejo y aprovechamiento del recurso suelo, Fase I

UNIDAD DE MEDIDA: Documento Técnico

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 910.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolitica Nacional

OBJETIVO ESTRATÉGICO: Conservar la cuencas hidrográficas y el recurso hídrico para garantizar su calidad y disponibilidad

OBJETIVOS ESPECÍFICOS: Prevenir y controlar los procesos de degradación de los suelos de las cuencas, mediante la gestión integral de los recursos naturales y el mejoramiento de la calidad de vida de la población

RESULTADO: Sistema para consolidar y automatizar la información de los suelos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	583.000					583.000
4.02	Materiales, suministros y mercancías	63.000					63.000
4.03	Servicios no personales	228.000					228.000
4.04	Activos reales	36.000					36.000
	TOTAL	910.000					910.000

PROYECTO: COD. N.E: 118562 COD. PPTO: 170162000 Monitoreo y evaluaciones para la gestión de la calidad ambiental, año 2013

UNIDAD DE MEDIDA: Informe técnico

CANTIDAD: Fem.(0) Mas.(0) Total(1.042)

ASIGNACIÓN PRESUPUESTARIA: 5.149.104

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Mejoramiento de la calidad del ambiente a través de, la inserción de la variable ambiental en el modelo de producción y consumo del país y el control de las fuentes de contaminación (emisiones, efluentes y desechos sólidos)

OBJETIVOS ESPECÍFICOS: Contar con determinaciones y evaluaciones de los parámetros ambientales que permitan controlar las actividades degradantes del ambiente

RESULTADO: Evaluaciones y asistencia técnica en el manejo integral de los residuos y desechos, evaluaciones de estudios de impacto ambiental y sociocultural y caracterizaciones ambientales de calidad del agua y del aire

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.518.252					1.518.252
4.02	Materiales, suministros y mercancías	1.915.590					1.915.590
4.03	Servicios no personales	1.305.518					1.305.518
4.04	Activos reales	409.744					409.744
	TOTAL	**5.149.104**					**5.149.104**

PROYECTO: COD. N.E: 118594 COD. PPTO: 170163000 Plan nacional de implementación del Convenio de Estocolmo Sobre Contaminantes Orgánicos Persistentes (COP); Actualización de inventario, capacitación y sensibilización sobre COP, año 2013

UNIDAD DE MEDIDA: Informe técnico

CANTIDAD: Fem.(0) Mas.(0) Total(8)

ASIGNACIÓN PRESUPUESTARIA: 294.740

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Mejoramiento de la calidad del ambiente a través de la inserción de la variable ambiental en el modelo de producción y consumo del país y el control de las fuentes de contaminación (emisiones, efluentes y desechos sólidos)

OBJETIVOS ESPECÍFICOS: Conocer la situación nacional de los productos catalogados como contaminantes orgánicos persistentes y fortalecer las capacidades humanas en cuanto al tema de COP

RESULTADO: Actualización del inventario nacional de los COP y evaluación y control de: las tecnologías de eliminación de COP, los nuevos compuestos y sensibilización de los entes generadores

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	171.316					171.316
4.03	Servicios no personales	111.524					111.524
4.04	Activos reales	11.900					11.900
	TOTAL	**294.740**					**294.740**

PROYECTO:	COD. N.E: 118580 COD. PPTO: 170164000 Fortalecimiento de los laboratorios ambientales del Ministerio del Poder Popular para el Ambiente, año 2013
UNIDAD DE MEDIDA:	Dotación
CANTIDAD:	Fem.(0) Mas.(0) Total(12)
ASIGNACIÓN PRESUPUESTARIA:	520.156
DIRECTRIZ ESTRATÉGICA:	Construcción de una Nueva Geopolitica Nacional
OBJETIVO ESTRATÉGICO:	Mejoramiento de la calidad del ambiente a través de la inserción de la variable ambiental en el modelo de producción y consumo del país, y el control de las fuentes de contaminación (emisiones, efluentes y desechos sólidos)
OBJETIVOS ESPECÍFICOS:	Mejorar la gestión de análisis de parámetros ambientales requeridos para la evaluación de la calidad de las aguas y evaluación de la calidad del aire en las ciudades mas pobladas de Venezuela
RESULTADO:	Dotación de materiales, insumos y equipos operativos a los laboratorios ambientales

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	198.660					198.660
4.03	Servicios no personales	135.996					135.996
4.04	Activos reales	185.500					185.500
	TOTAL	520.156					520.156

PROYECTO: COD. N.E: 119318 COD. PPTO: 170165000 Plan nacional de gestión de las aguas. Fase V. Puesta en funcionamiento de la secretaría ejecutiva

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 880.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Conservar y manejar las cuencas hidrográficas y el recurso hídrico para garantizar su calidad y disponibilidad

OBJETIVOS ESPECÍFICOS: Orientar la gestión integral de las aguas para preveer y enfrentar situaciones cambiantes del entorno que directa o indirectamente afecten el recurso, con un horizonte de planificación a corto, mediano y largo plazo

RESULTADO: Puesta en funcionamiento de la Secretaría Ejecutiva Unare, Tocuyo, Lago de Valencia y Escalante

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	381.000					381.000
4.02	Materiales, suministros y mercancías	42.500					42.500
4.03	Servicios no personales	456.500					456.500
	TOTAL	880.000					880.000

PROYECTO: COD. N.E: 118089 COD. PPTO: 170166000 Construcción de la plataforma ecosocialista para la conservación de la vida

UNIDAD DE MEDIDA: Organización Fortalecida

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 3.500.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Conservar y recuperar las cuencas, la biodiversidad, los bosques, las aguas y los suelos

OBJETIVOS ESPECÍFICOS: Garantizar el cumplimiento de la estrategia nacional de conservación de la diversidad biológica, mediante la construcción de una nueva plataforma organizacional

RESULTADO: Conformación de la nueva plataforma organizacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.281.323					2.281.323
4.02	Materiales, suministros y mercancías	500.000					500.000
4.03	Servicios no personales	599.677					599.677
4.04	Activos reales	119.000					119.000
	TOTAL	**3.500.000**					**3.500.000**

PROYECTO: COD. N.E: 118701 COD. PPTO: 170167000 Remodelación de los espacios y reparación de los equipos de elevación vertical en la sede del Ministerio del Poder Popular para el Ambiente

UNIDAD DE MEDIDA: Metro Cuadrado

CANTIDAD: Fem.(0) Mas.(0) Total(500)

ASIGNACIÓN PRESUPUESTARIA: 5.667.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolitica Nacional

OBJETIVO ESTRATÉGICO: Fortalecer y mejorar la infraestructura física de las unidades del Ministerio

OBJETIVOS ESPECÍFICOS: Remodelar los espacios y reparación de los equipos de elevación vertical del Ministerio del Poder Popular para el Ambiente, en función de mejorar las condiciones de trabajo y obtener beneficios en la prestación de los servicios

RESULTADO: Acondicionamiento de la infraestructura de las unidades de trabajo y sistemas de ascensores del nivel central del Ministerio del Poder Popular para el Ambiente

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	1.107.179					1.107.179
4.04	Activos reales	4.559.821					4.559.821
	TOTAL	**5.667.000**					**5.667.000**

PROYECTO: COD. N.E: 118523 COD. PPTO: 170168000 Planificación y coordinación para la gestión forestal a nivel nacional, año 2013

UNIDAD DE MEDIDA: Documento Técnico

CANTIDAD: Fem.(0) Mas.(0) Total(70)

ASIGNACIÓN PRESUPUESTARIA: 1.700.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Disminuir y controlar la afectación de los bosques para preservar el aire, el agua, la vegetación, la fauna, los suelos y la capa de ozono

OBJETIVOS ESPECÍFICOS: Garantizar los instrumentos de planificación y coordinación de la gestión forestal

RESULTADO: Elaboración del plan de ordenamiento y reglamento de uso aprobado para el área de vocación forestal Pedernales (1), de informes de evaluación y control de la gestión y la afectación al recurso forestal (65), del anuario forestal (1) y de documentos de información básica y de actualización de las políticas forestales (3)

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.064.255					1.064.255
4.02	Materiales, suministros y mercancías	68.031					68.031
4.03	Servicios no personales	441.714					441.714
4.04	Activos reales	126.000					126.000
	TOTAL	1.700.000					1.700.000

PROYECTO:	COD. N.E: 118873 COD. PPTO: 170169000 Planes de ordenación del territorio nacionales, comunales y de la zona costera del río Orinoco
UNIDAD DE MEDIDA:	Plan
CANTIDAD:	Fem.(0) Mas.(0) Total(23)
ASIGNACIÓN PRESUPUESTARIA:	3.200.000
DIRECTRIZ ESTRATÉGICA:	Construcción de una Nueva Geopolítica Nacional
OBJETIVO ESTRATÉGICO:	Ordenar el territorio asegurando la base de sustentación ecológica e incorporar a la población
OBJETIVOS ESPECÍFICOS:	Disponer de los instrumentos legales para la planificación ambiental y ordenamiento territorial a nivel nacional y para el ordenamiento de los territorios comunales y de la zona costera del río Orinoco
RESULTADO:	Planes nacionales de ordenación aprobados (3); Planes de ordenación comunales elaborados (19); Plan de ordenación y gestión integral de la zona costera del río Orinoco (1)

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.242.000					1.242.000
4.02	Materiales, suministros y mercancías	628.928					628.928
4.03	Servicios no personales	903.272					903.272
4.04	Activos reales	425.800					425.800
	TOTAL	**3.200.000**					**3.200.000**

PROYECTO: COD. N.E: 119174 COD. PPTO: 170170000 Delimitación de áreas sujetas a la demarcación del hábitat y tierras de los pueblos y comunidades indígenas

UNIDAD DE MEDIDA: Informe técnico

CANTIDAD: Fem.(0) Mas.(0) Total(280)

ASIGNACIÓN PRESUPUESTARIA: 800.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Conservar y preservar ambientes naturales de los pueblos y comunidades indígenas

OBJETIVOS ESPECÍFICOS: Delimitar el hábitat y las tierras de los pueblos y comunidades indígenas sobre la base de la información físico natural y sociocultural

RESULTADO: Elaboración de los informes técnicos fisico naturales y mapas de delimitación de las áreas de demarcación para las comunidades indígenas y entrega de los mismos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	294.000					294.000
4.03	Servicios no personales	376.000					376.000
4.04	Activos reales	130.000					130.000
	TOTAL	800.000					800.000

PROYECTO: COD. PPTO: 179999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolivar

CANTIDAD: Fem.(0) Mas.(0) Total(4.040.981.955)

ASIGNACIÓN PRESUPUESTARIA: 4.040.981.955

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Garantizar los recursos que serán transferidos a los entes adscritos para la ejecución de los proyectos

OBJETIVOS ESPECÍFICOS: Conservación, defensa, mejoramiento y aprovechamiento racional del patrimonio ambiental

RESULTADO: Transferir recursos a los entes adscritos para ejecutar los proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	170.950.000	3.870.031.955				4.040.981.955
	- 01 Atención Acueductos Rurales y Poblaciones Menores-Fase II.		227.819.887				227.819.887
	- 02 Racionalización de los Consumos de Agua Potable y Saneamiento en Zonas Urbanas y Rurales.		68.053.970				68.053.970
	- 03 Agua Potable y Saneamiento en Zonas Urbanas y Rurales.		168.037.411				168.037.411
	- 04 Proyecto Nacional de Gestión y Conservación Ambiental.		75.041.734				75.041.734
	- 05 Fortalecimiento de Capacidades Nacionales para el Manejo y Disposición Final de los Residuos y Desechos Sólidos.		239.309.895				239.309.895
	- 06 Manejo Sustentable de los Recursos Naturales en la Cuenca del Río Caroní.		57.357.889				57.357.889
	- 07 Saneamiento y Desarrollo Integral de la Cuenca del Río Tuy.		497.293.090				497.293.090
	- 08 Rehabilitación y Optimización de las Plantas Mayores de Potabilización de Agua en Venezuela.		402.500.000				402.500.000
	- 09 Optimización de la Gestión de la Calidad del Agua en poblaciones Mayores a cinco mil habitantes.		94.180.320				94.180.320
	- 10 Saneamiento del Río Guaire (Fase III).		961.251.280				961.251.280

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- 11 Plan de drenaje, control de inundaciones y manejo integral de las cuencas tributarias al Sur del Lago de Maracaibo.		450.000.000				450.000.000
	- 12 Saneamiento y Control de Nivel del Lago de Valencia.		629.186.479				629.186.479
	Resto de Fuentes de Financiamiento	170.950.000					170.950.000
TOTAL		**170.950.000**	**3.870.031.955**				**4.040.981.955**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	170.950.000	3.870.031.955				4.040.981.955
4.07.01.00.00	Transferencias y donaciones corrientes internas	170.950.000					170.950.000
4.07.01.03.00	Transferencias corrientes internas al sector público	170.950.000					170.950.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	149.850.000					149.850.000
	- A0052 Instituto Nacional de Parques (INPARQUES)	100.000.000					100.000.000
	- A0064 Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)	20.000.000					20.000.000
	- A0103 Fundación Instituto Forestal Latinoamericano	350.000					350.000
	- A0324 Fundación de Educación Ambiental	2.000.000					2.000.000
	- A0343 Fundación Laboratorio Nacional de Hidráulica	500.000					500.000
	- A0909 Instituto Geográfico de Venezuela "Simón Bolívar"	12.000.000					12.000.000
	- A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)	15.000.000					15.000.000

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	21.100.000					21.100.000
	- A0696 Empresa Regional Sistema Hidráulico Trujillano, S.A.	600.000					600.000
	- A0697 Empresa Regional Desarrollos Hidráulicos Cojedes, C.A.	20.500.000					20.500.000
4.07.03.00.00	Transferencias y donaciones de capital internas		3.870.031.955				3.870.031.955
4.07.03.03.00	Transferencias de capital internas al sector público		3.870.031.955				3.870.031.955
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales		2.412.147.277				2.412.147.277
	- A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)		2.412.147.277				2.412.147.277
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros		1.457.884.678				1.457.884.678
	- A0606 C.A. Hidrológica de Venezuela (HIDROVEN)		1.457.884.678				1.457.884.678

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	529.092.750					529.092.750
4.03	Servicios no personales	3.500.000					3.500.000
TOTAL		**532.592.750**					**532.592.750**

ACCIÓN CENTRALIZADA: Gestión administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancias	16.163.601					16.163.601
4.03	Servicios no personales	47.062.452					47.062.452
4.04	Activos reales	5.053.947					5.053.947
4.07	Transferencias y donaciones	288.965.250					288.965.250
4.11	Disminución de pasivos	1.440.000					1.440.000
	TOTAL	358.685.250					358.685.250

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	288.750.000					288.750.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	288.750.000					288.750.000
4.07.01.03.00	Transferencias corrientes internas al sector público	288.750.000					288.750.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	261.150.000					261.150.000
	- A0052 Instituto Nacional de Parques (INPARQUES)	100.000.000					100.000.000
	- A0064 Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)	20.000.000					20.000.000
	- A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)	120.000.000					120.000.000

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0083 Universidad de Los Andes (ULA)	250.000					250.000
	- A0103 Fundación Instituto Forestal Latinoamericano	350.000					350.000
	- A0343 Fundación Laboratorio Nacional de Hidráulica	1.000.000					1.000.000
	- A0354 Fundación Nacional de Parques Zoológicos y Acuarios	550.000					550.000
	- A0909 Instituto Geográfico de Venezuela "Simón Bolívar"	10.000.000					10.000.000
	- A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)	9.000.000					9.000.000
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	27.600.000					27.600.000
	- A0606 C.A. Hidrológica de Venezuela (HIDROVEN)	8.000.000					8.000.000
	- A0615 C.A. Hidrológica Páez (HIDROPAEZ)	6.000.000					6.000.000
	- A0616 C.A. Hidrológica de los Llanos (HIDROLLANOS)	5.000.000					5.000.000
	- A0639 Compañía Nacional de Reforestación (CONARE)	3.000.000					3.000.000
	- A0685 C.A. Hidrológica de la Cordillera Andina (HIDROANDES)	4.000.000					4.000.000
	- A0696 Empresa Regional Sistema Hidráulico Trujillano, S.A.	600.000					600.000
	- A0697 Empresa Regional Desarrollos Hidráulicos Cojedes, C.A.	1.000.000					1.000.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	140.000					140.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	140.000					140.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	140.000					140.000
4.07.01.01.99	Otras transferencias corrientes internas al sector privado	140.000					140.000
	- S1498 Asociación Civil Bienestar y Ambiente (ABAM)	140.000					140.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	75.250					75.250
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	75.250					75.250
4.07.02.01.00	Transferencias corrientes al exterior	75.250					75.250
4.07.02.01.04	Transferencias corrientes a organismos internacionales	75.250					75.250
	- I0079 Organización de las Naciones Unidas para la Agricultura y la Alimentación (FAO)	75.250					75.250

ACCIÓN CENTRALIZADA: Previsión y protección social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	260.000.000					260.000.000
	TOTAL	**260.000.000**					**260.000.000**

21

Tribunal Supremo de Justicia

TRIBUNAL SUPREMO DE JUSTICIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Tribunal Supremo de Justicia, es parte del Sistema de Justicia y órgano rector del Poder Judicial, en consecuencia, es su máxima autoridad jurisdiccional y ejerce su dirección, gobierno y administración, con la finalidad de asegurar al justiciable la protección y tutela de sus derechos y garantías constitucionales.

En este sentido, se ha considerado prioritario dar continuidad y cumplimiento a los proyectos que permitan garantizar al acceso a la justicia, así como, la inclusión de nuevos proyectos que permitan fortalecer las actividades que se han desempeñado con las comunidades y, su acompañamiento en las actividades organizadas en conjunto, enmarcado en el cumplimiento de las siguientes premisas:

- Fortalecimiento y consolidación de los principios de transparencia, autonomia, gratuidad, imparcialidad, independencia, responsabilidad y celeridad del Sistema de Justicia, para garantizar el Estado democrático y social de derecho y de justicia.
- Apuntalamiento y continuación del compromiso de justicia social con las comunidades, y el acompañamiento social de los trabajadores, las trabajadoras y sus familias en situación de damnificados por emergencias y desastres, a fin de proteger y atender a las familias y personas en refugios.
- Adecuación y mantenimiento de la plataforma tecnológica, los espacios físicos, equipamiento, patrimonio del Máximo Tribunal de la República.
- Publicación de ediciones a través del fondo editorial de la Fundación Gaceta Forense.
- Atención de los gastos de personal: magistrados, jueces, funcionarios y empleados administrativos, contratados, obreros, pensionado y jubilados, así como, brindarle la cobertura en asistencia social a su núcleo familiar y a su vez consolidar las políticas en materia laboral consagradas en la nueva Ley Orgánica del Trabajo, los trabajadores y las trabajadoras.
- Mantenimiento de la seguridad informática de los Tribunales de la República.
- Formación, actualización y capacitación de los funcionarios del Poder Judicial.
- Fortalecimiento del Fondo Auto Administrado de Salud del Tribunal Supremo de Justicia (TSJFAS) y de la Dirección Ejecutiva de la Magistratura (FASDEM), con la finalidad de fortalecer y profundizar la atención integral en materia de salud, a los trabajadores y sus familiares, con base en la premisa de suprimir el gasto por concepto de pólizas privadas de seguro de vida y seguro de personas.
- Dotación de infraestructura y tecnología, así como, la asignación del recurso humano requerido para la implementación de diferentes tribunales, atendiendo a las necesidades que se derivan del ordenamiento jurídico vigente, muy especialmente en materias sociales (penal, agrario, violencia de género y LOPNNA).
- Implementación de mecanismos de seguridad en distintas sedes judiciales, para el resguardo de las personas que solicitan el servicio de administración de justicia, así como, de los expedientes y demás bienes ubicados en esas instalaciones.
- Cumplimiento de las obligaciones por concepto de contratos de arrendamientos, servicios básicos (luz, teléfono, agua) y comunicaciones, conservación y adecuación de la infraestructura física y ampliación de la plataforma tecnológica, que sirven de apoyo a la gestión.

- Mantenimiento de la seguridad informática, con el objeto de garantizar el resguardo, recuperación y restablecimiento de las operaciones, aplicaciones, sistemas y servicios críticos de la Institución, mediante la implementación del servicio de protección criptográfica y cifrada en la plataforma tecnológica de la DEM y Poder Judicial, así como, a través de la dotación de un sitio alterno para la recuperación de desastres, entre otras medidas, todo ello en software libre para asegurar la soberanía tecnológica del Poder Judicial.
- Suministro de bienes y servicios a las dependencias judiciales para garantizar el proceso de administración de justicia en el ámbito nacional.
- Atención de los gastos de personal: jueces, funcionarios administrativos, contratados, obreros, pensionados y jubilados, así como, brindarle la cobertura en asistencia social a su núcleo familiar.
- Apoyo a la Corte Disciplinaria Judicial y al Tribunal Disciplinario Judicial para su funcionamiento.
- Apoyo a la Inspectoría General de Tribunales en su labor de evaluar la gestión de los jueces, así como, en la inspección y vigilancia de los tribunales de la República.
- Apoyo a los proyectos de la Escuela Nacional de la Magistratura, en cuanto a la continuidad de los procesos de formación de jueces y demás funcionarios judiciales.
- Formación, actualización y capacitación de los funcionarios del Poder Judicial.
- Financiamiento del Fondo Autoadministrado de Salud de la Dirección Ejecutiva de la Magistratura (FASDEM), mediante el cual se brinda atención integral en materia de salud, a los trabajadores y sus familiares, basados en la premisa de la disminución del gasto.
- Puesta en funcionamiento de los tribunales penales municipales, casas de la justicia, y casas de resolución de conflictos, todo ello en el marco de la gran misión a toda vida Venezuela.

En materia de Defensa Pública

- Garantizar el debido proceso y el derecho a la defensa, a los ciudadanos y ciudadanas, nacionales o extranjeros, bajo los principios de gratuidad, accesibilidad, imparcialidad, idoneidad, transparencia, responsabilidad, equidad y oportunidad en las áreas de las competencias establecidas en la Ley Orgánica de la Defensa Pública.
- Aplicar políticas salariales y de tipo compensatorio, de formación y capacitación, que permitan el bienestar del personal y el debido reconocimiento al talento humano, teniendo como enfoque fundamental su desempeño, su vocación social y humanista, su nivel académico y la dedicación al estudio profundo y la formación.
- Dotar de recursos materiales, bienes y servicios, para el cabal desarrollo de las funciones, en el establecimiento de un ambiente digno y seguro que redunde en elevar la calidad del servicio prestado a la ciudadanía.
- Adecuar los espacios físicos de manera justa y efectiva con el fin de dignificar las condiciones y seguridad en cada una de las sedes y extensiones que conforman la Defensa Pública.
- Difundir los servicios que presta la Defensa Pública, bajo el nuevo enfoque comunicacional de atención integral y oportuna en las comunidades con trabajo de calle y eventos de impacto social.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
N.E.	Ppto.		Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
				Fem.	Masc.	Total				
116.733	210046000	Función Judicial	Sentencia			7.356	1.204.341.047			1.204.341.047
116.700	210047000	Fortalecimiento a las dependencias judiciales en el ámbito estadal	Dotación			58.005	2.664.237.008			2.664.237.008
116.674	210048000	Modernización de las Dependencias Judiciales y DEM Central	Sede Adecuada			257	86.998.834			86.998.834
116.697	210049000	Administración, Control y Evaluación de los Procesos en el Ámbito Nacional	Proceso			94.730	39.732.838			39.732.838
116.713	210050000	Fortalecimiento del Sistema Autogestionado de Salud de la Dirección Ejecutiva de la Magistratura y Dependencias Judiciales	Trámite			607.111	880.510.633			880.510.633
116.816	210051000	Adecuación, equipamiento y mantenimiento de la infraestructura física y tecnológica del Tribunal Supremo de Justicia	Unidad			900	152.393.468			152.393.468
119.661	210052000	Desarrollo Institucional de la Defensa Pública	Institución Fortalecida			1	456.315.978			456.315.978
	219999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			2.138.000	2.138.000			2.138.000
						TOTAL	5.486.667.806			5.486.667.806

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
210001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.277.362.715			1.277.362.715
210002000	Gestión administrativa	332.770.240			332.770.240
210003000	Previsión y protección social	1.049.236.520			1.049.236.520
210007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	8.455.680			8.455.680
	TOTAL	**2.667.825.155**			**2.667.825.155**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos F	Nº de Cargos M	Nº de Cargos V	Nº de Cargos Total	Sueldos/Salarios	Compensaciones	Presupuesto 2013
Personal Fijo a Tiempo Completo	**13.434**	**9.340**		**22.774**	**1.682.884.330**	**98.680.829**	**1.781.565.159**
Altos Funcionarios y de Elección Popular	14	18		32	9.434.972		9.434.972
Alto Nivel y de Dirección	1	1		2	295.700		295.700
Directivo	1.367	916		2.283	166.222.452	12.344.028	178.566.480
Profesional y Técnico	3.380	2.082		5.462	431.367.503	20.820.220	452.187.723
Personal Administrativo	7.930	5.412		13.342	984.653.763	60.101.701	1.044.755.464
Personal Docente	45	11		56	6.653.505	106.886	6.760.391
Personal Médico	75	41		116	8.793.759	573.237	9.366.996
Obrero	622	859		1.481	75.462.676	4.734.757	80.197.433
Personal Fijo a Tiempo Parcial	**74**	**7**		**81**	**4.264.716**		**4.264.716**
Personal Administrativo	74	7		81	4.264.716		4.264.716
Personal Contratado	**1.434**	**1.416**		**2.850**	**189.841.275**		**189.841.275**
Profesional y Técnico	344	215		559	37.368.493		37.368.493
Personal Administrativo	1.042	1.172		2.214	147.066.344		147.066.344
Personal Docente	6	4		10	674.730		674.730
Personal Médico	42	25		67	4.731.708		4.731.708
TOTAL	**14.942**	**10.763**		**25.705**	**1.876.990.321**	**98.680.829**	**1.975.671.150**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1.130**	**734**	**1.864**	**202.695.190**
Empleados	1.130	734	1.864	202.695.190
Jubilados	**5.147**	**3.464**	**8.611**	**1.253.946.604**
Empleados	5.147	3.464	8.611	1.253.946.604
TOTAL	**6.277**	**4.198**	**10.475**	**1.456.641.794**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	5.803.936.106			5.803.936.106
4.02	Materiales, suministros y mercancías	143.533.793			143.533.793
4.03	Servicios no personales	416.958.215			416.958.215
4.04	Activos reales	232.396.205			232.396.205
4.07	Transferencias y donaciones	1.466.442.472			1.466.442.472
4.11	Disminución de pasivos	91.226.170			91.226.170
	TOTAL	**8.154.492.961**			**8.154.492.961**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.138.000			2.138.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.138.000			2.138.000
4.07.01.03.00	Transferencias corrientes internas al sector público	2.138.000			2.138.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.138.000			2.138.000
	- A0475 Fundación Gaceta Forense	2.138.000			2.138.000

PROYECTO: COD. N.E: 116733 COD. PPTO: 210046000 Función Judicial

UNIDAD DE MEDIDA: Sentencia

CANTIDAD: Fem.(0) Mas.(0) Total(7.356)

ASIGNACIÓN PRESUPUESTARIA: 1.204.341.047

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Consolidar la función judicial con base a los principios de transparencia, autonomia, gratuidad, imparcialidad, independencia, responsabilidad y celeridad, para garantizar el Estado democrático y social de derecho y de justicia

OBJETIVOS ESPECÍFICOS: Elevar los niveles de eficiencia y eficacia de la función judicial en el país

RESULTADO: Sentencias

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	941.033.621					941.033.621
4.02	Materiales, suministros y mercancías	35.818.769					35.818.769
4.03	Servicios no personales	36.853.304					36.853.304
4.04	Activos reales	3.345.642					3.345.642
4.07	Transferencias y donaciones	175.886.453					175.886.453
4.11	Disminución de pasivos	11.403.258					11.403.258
	TOTAL	**1.204.341.047**					**1.204.341.047**

PROYECTO: COD. N.E: 116700 COD. PPTO: 210047000 Fortalecimiento a las dependencias judiciales en el ámbito estadal

UNIDAD DE MEDIDA: Dotación

CANTIDAD: Fem.(0) Mas.(0) Total(58.005)

ASIGNACIÓN PRESUPUESTARIA: 2.664.237.008

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Generar un servicio de administración de justicia transparente, equitativo, justo y oportuno que responda a las necesidades del ciudadano

OBJETIVOS ESPECÍFICOS: Proveer a las dependencias judiciales de los bienes y servicios necesarios para su funcionamiento

RESULTADO: Adquisición y dotación de bienes y servicios

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.530.721.720					2.530.721.720
4.02	Materiales, suministros y mercancías	57.451.159					57.451.159
4.03	Servicios no personales	57.644.037					57.644.037
4.04	Activos reales	18.420.092					18.420.092
	TOTAL	**2.664.237.008**					**2.664.237.008**

PROYECTO: COD. N.E: 116674 COD. PPTO: 210048000 Modernización de las Dependencias Judiciales y DEM Central

UNIDAD DE MEDIDA: Sede Adecuada

CANTIDAD: Fem.(0) Mas.(0) Total(257)

ASIGNACIÓN PRESUPUESTARIA: 86.998.834

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Generar un servicio de administración de justicia transparente, equitativo, justo y oportuno que responda a las necesidades del ciudadano

OBJETIVOS ESPECÍFICOS: Mejorar la infraestructura e implementar cambios tecnológicos, con el fin de contar con sedes adecuadas en el ámbito nacional

RESULTADO: Sedes judiciales óptimas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	530.342					530.342
4.03	Servicios no personales	17.607.887					17.607.887
4.04	Activos reales	65.621.989					65.621.989
4.11	Disminución de pasivos	3.238.616					3.238.616
	TOTAL	**86.998.834**					**86.998.834**

PROYECTO: COD. N.E: 116697 COD. PPTO: 210049000 Administración, Control y Evaluación de los Procesos en el Ámbito Nacional

UNIDAD DE MEDIDA: Proceso

CANTIDAD: Fem.(0) Mas.(0) Total(94.730)

ASIGNACIÓN PRESUPUESTARIA: 39.732.838

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Generar un servicio de administración de justicia transparente, equitativo, justo y oportuno que responda a las necesidades del ciudadano

OBJETIVOS ESPECÍFICOS: Optimizar los procesos administrativos y judiciales en el ámbito nacional

RESULTADO: Asesorías, auditoria, evaluaciones e inspecciones

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	7.687.358					7.687.358
4.03	Servicios no personales	27.317.431					27.317.431
4.04	Activos reales	4.708.049					4.708.049
4.11	Disminución de pasivos	20.000					20.000
	TOTAL	39.732.838					39.732.838

PROYECTO: COD. N.E: 116713 COD. PPTO: 210050000 Fortalecimiento del Sistema Autogestionado de Salud de la Dirección Ejecutiva de la Magistratura y Dependencias Judiciales

UNIDAD DE MEDIDA: Trámite

CANTIDAD: Fem.(0) Mas.(0) Total(607.111)

ASIGNACIÓN PRESUPUESTARIA: 880.510.633

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Establecer y consolidar un sistema de administración de Recursos Humanos del Poder Judicial

OBJETIVOS ESPECÍFICOS: Atender en materia de salud de manera oportuna, eficiente, con calidad, a costos razonables, a los trabajadores de la Dirección Ejecutiva de la Magistratura y dependencias judiciales, así como a su grupo familiar

RESULTADO: Atención primaria, carta aval, medicinas, pago de seguro de vida y gastos funerarios

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	683.533.365					683.533.365
4.03	Servicios no personales	1.200.167					1.200.167
4.07	Transferencias y donaciones	195.777.101					195.777.101
	TOTAL	**880.510.633**					**880.510.633**

PROYECTO: COD. N.E: 116816 COD. PPTO: 210051000 Adecuación, equipamiento y mantenimiento de la infraestructura física y tecnológica del Tribunal Supremo de Justicia

UNIDAD DE MEDIDA: Unidad

CANTIDAD: Fem.(0) Mas.(0) Total(900)

ASIGNACIÓN PRESUPUESTARIA: 152.393.468

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Adecuar y mantener la plataforma tecnológica, los espacios físicos y equipamiento, patrimonio del Máximo Tribunal, a fin de conformar un sistema integral (espacios físicos y plataforma tecnológica) de herramientas de apoyo óptimo, eficiente y seguro de la función judicial de manera transparente, autónoma, gratuita, imparcial, independiente, responsable e incrementando la celeridad procesal, traducida en economía procesal para garantizar el Estado democrático y social de derecho y de justicia.

OBJETIVOS ESPECÍFICOS: Adecuar y mantener la plataforma tecnológica, los espacios físicos y equipamiento, patrimonio del Máximo Tribunal, a fin de conformar un sistema integral (espacios físicos y plataforma tecnológica) de herramientas de apoyo óptimo, eficiente y seguro de la función judicial de manera transparente, autónoma, gratuita, imparcial, independiente, responsable e incrementando la celeridad procesal, traducida en economía procesal para garantizar el Estado democrático y social de derecho y de justicia.

RESULTADO: Conservación, mejoramiento y reparación de los espacios y equipos del Tribunal Supremo de Justicia. Disminución de la dependencia tecnológica. Disminución de los costos de implementación de nuevos sistemas y servicios, y de mantenimiento de los sistemas ya implementados. Uso y consumo eficiente de los recursos (agua, energía eléctrica y papel). Automatización e integración de procesos y sistemas de información.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	10.132.003					10.132.003
4.03	Servicios no personales	45.955.879					45.955.879
4.04	Activos reales	96.305.586					96.305.586
	TOTAL	**152.393.468**					**152.393.468**

PROYECTO: COD. N.E: 119661 COD. PPTO: 210052000 Desarrollo Institucional de la Defensa Pública

UNIDAD DE MEDIDA: Institución Fortalecida

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 456.315.978

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Generar un servicio de Administración de justicia, equitativa, justa y oportuna

OBJETIVOS ESPECÍFICOS: Garantizar el derecho a la defensa en todas las competencias establecidas en la Ley Orgánica de la Defensa Pública

RESULTADO: Acceso de la población a los servicios en todas las competencias establecidas en la Ley Orgánica de la Defensa Pública

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	388.867.960					388.867.960
4.02	Materiales, suministros y mercancías	9.900.398					9.900.398
4.03	Servicios no personales	18.282.700					18.282.700
4.04	Activos reales	1.860.522					1.860.522
4.07	Transferencias y donaciones	37.404.398					37.404.398
	TOTAL	**456.315.978**					**456.315.978**

PROYECTO:	COD. PPTO: 219999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Bolívar
CANTIDAD:	Fem.(0) Mas.(0) Total(2.138.000)
ASIGNACIÓN PRESUPUESTARIA:	2.138.000
DIRECTRIZ ESTRATÉGICA:	No Aplica
OBJETIVO ESTRATÉGICO:	NO DEFINIDO
OBJETIVOS ESPECÍFICOS:	NO DEFINIDO
RESULTADO:	2.138.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	2.138.000					2.138.000
	TOTAL	**2.138.000**					**2.138.000**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	2.138.000					2.138.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.138.000					2.138.000
4.07.01.03.00	Transferencias corrientes internas al sector público	2.138.000					2.138.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.138.000					2.138.000
	- A0475 Fundación Gaceta Forense	2.138.000					2.138.000

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.259.779.440					1.259.779.440
4.03	Servicios no personales	17.583.275					17.583.275
	TOTAL	**1.277.362.715**					**1.277.362.715**

ACCIÓN CENTRALIZADA: Gestión administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	20.563.764					20.563.764
4.03	Servicios no personales	193.507.855					193.507.855
4.04	Activos reales	42.134.325					42.134.325
4.11	Disminución de pasivos	76.564.296					76.564.296
	TOTAL	**332.770.240**					**332.770.240**

ACCIÓN CENTRALIZADA: Previsión y protección social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	1.049.236.520					1.049.236.520
	TOTAL	**1.049.236.520**					**1.049.236.520**

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancias	1.450.000					1.450.000
4.03	Servicios no personales	1.005.680					1.005.680
4.07	Transferencias y donaciones	6.000.000					6.000.000
	TOTAL	**8.455.680**					**8.455.680**

23

Ministerio Público

MINISTERIO PÚBLICO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Ministerio Público, con el propósito de cumplir su misión y con el fin de garantizar los procesos judiciales, orientará su política presupuestaria a:

- Transformar la calidad del servicio público, a la colectividad, en aras de optimizar especialmente los procesos que constituyen la razón de ser de la institución.
- Mejorar los procesos administrativos para fortalecer la atención a los ciudadanos.
- Modernizar tecnológicamente los procesos relacionados con el quehacer institucional, para facilitar la simplificación de los diferentes trámites, y reducir costos y tiempos de respuestas.
- Enfocar la gestión presupuestaria hacia el gasto operativo, que garantice a los Despachos Fiscales, las Unidades de Apoyo y a las diversas dependencias: personal calificado, la infraestructura adecuada, mobiliario, y la correspondiente dotación de materiales y suministros; para asegurar el buen desempeño institucional.
- Cancelar oportunamente las erogaciones correspondientes a los servicios básicos.
- Promover la formación del talento humano, para reforzar el desarrollo de competencias.
- Asegurar los beneficios socioeconómicos del personal activo y pasivo de la institución.
- Respaldar presupuestariamente el Plan de Jubilaciones y Pensiones.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
119.295	230039000	Estudio Estadístico para Promover el Acceso a la Justicia.	Estudio / Diagnóstico			24	2.665.261			2.665.261
119.255	230040000	Seguridad Integral de las Instalaciones del Ministerio Público a Nivel Nacional	Sede			11	10.408.223			10.408.223
119.286	230041000	Sistema Integral de Comunicación e Información	Producto			314	7.767.887			7.767.887
119.265	230042000	Adecuación de la plataforma tecnológica de los despachos fiscales	Unidad			13	2.134.225			2.134.225
119.290	230043000	Infraestructura física	Sede			15	63.680.000			63.680.000
119.257	230044000	Formación, Capacitación e Investigación Institucional	Funcionario Capacitado			28.900	17.589.151			17.589.151
119.276	230045000	Unidades Operativas y de Apoyo para la Gestión Institucional	Unidad			20	19.564.520			19.564.520
119.258	230046000	Peritajes por actuaciones de Investigación Penal	Informe / Reporte			2.784	30.048.752			30.048.752
119.254	230047000	Actuaciones de Investigación en el Proceso Penal y en los Procedimientos Administrativos	Actuación			2.271.733	774.218.295			774.218.295
						TOTAL	928.076.314			928.076.314

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
230001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	557.431.858			557.431.858
230002000	Gestión administrativa	239.896.601			239.896.601
230003000	Previsión y protección social	290.020.608			290.020.608
	TOTAL	**1.087.349.067**			**1.087.349.067**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**5.994**	**3.991**	**391**	**10.376**	**415.760.286**	**4.422.200**	**420.182.486**
Altos Funcionarios y de Elección Popular	1			1	294.843		294.843
Alto Nivel y de Dirección	1			1	245.702		245.702
Profesional y Técnico	1.189	790	163	2.142	124.770.720	4.000	124.774.720
Personal Administrativo	2.544	1.696	208	4.448	265.207.728	4.418.200	269.625.928
Obrero	2.259	1.505	20	3.784	25.241.293		25.241.293
Personal Contratado	**524**	**380**		**904**	**19.937.792**		**19.937.792**
Profesional y Técnico	326	218		544	12.525.075		12.525.075
Personal Administrativo	198	162		360	7.412.717		7.412.717
TOTAL	**6.518**	**4.371**	**391**	**11.280**	**435.698.078**	**4.422.200**	**440.120.278**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**173**	**116**	**289**	**29.553.443**
Empleados	173	116	289	29.553.443
Jubilados	**1.300**	**866**	**2.166**	**260.467.165**
Empleados	1.300	866	2.166	260.467.165
TOTAL	**1.473**	**982**	**2.455**	**290.020.608**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.356.987.133			1.356.987.133
4.02	Materiales, suministros y mercancias	59.193.446			59.193.446
4.03	Servicios no personales	212.149.489			212.149.489
4.04	Activos reales	89.264.955			89.264.955
4.07	Transferencias y donaciones	295.161.858			295.161.858
4.11	Disminución de pasivos	2.668.500			2.668.500
	TOTAL	**2.015.425.381**			**2.015.425.381**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.000.000			3.000.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.000.000			3.000.000
4.07.01.03.00	Transferencias corrientes internas al sector público	3.000.000			3.000.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.000.000			3.000.000
	- A0239 Fundación para la Investigación, Capacitación y Desarrollo de la Función Fiscal	3.000.000			3.000.000

PROYECTO: COD. N.E: 119295 COD. PPTO: 230039000 Estudio Estadístico para Promover el Acceso a la Justicia.

UNIDAD DE MEDIDA: Estudio / Diagnóstico

CANTIDAD: Fem.(0) Mas.(0) Total(24)

ASIGNACIÓN PRESUPUESTARIA: 2.665.261

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Coadyuvar en el rescate de la solidaridad y otros valores fundamentales para un adecuado desarrollo del ser humano, mediante el ejercicio de una justicia basada en la moral colectiva, la conciencia cívica y la nueva ética de lo público, consolidando el respeto de los derechos sociales universales.

OBJETIVOS ESPECÍFICOS: Conocer la opinión de la colectividad en cuanto a las atribuciones del Ministerio Público.

RESULTADO:

- Estudio sobre el conocimiento de la población en relación al rol del Ministerio Público.
- Evaluación de la participación de la ciudadanía en cuanto a la actuación del Ministerio Público a escala nacional.
- Variables para mejorar la calidad de vida en lo social y en el acceso a la justicia por parte de los ciudadanos.
- Estrategias asociadas al establecimiento de mecanismos de acceso a la justicia por parte de los ciudadanos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.078.870					2.078.870
4.03	Servicios no personales	115.748					115.748
4.04	Activos reales	470.643					470.643
	TOTAL	**2.665.261**					**2.665.261**

PROYECTO: COD. N.E: 119255 COD. PPTO: 230040000 Seguridad Integral de las Instalaciones del Ministerio Público a Nivel Nacional

UNIDAD DE MEDIDA: Sede

CANTIDAD: Fem.(0) Mas.(0) Total(11)

ASIGNACIÓN PRESUPUESTARIA: 10.408.223

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Responder de manera oportuna las demandas de la colectividad, mediante el establecimiento de acciones institucionales e interinstitucionales dirigidas a facilitar al ciudadano, el acceso a la justicia y a fortalecer la credibilidad en el Sistema de Justicia venezolano.

OBJETIVOS ESPECÍFICOS: Garantizar la seguridad del personal que labora en las sedes del Ministerio Público ubicadas en el interior del pais, asi como, el resguardo de los expedientes judiciales y los bienes nacionales, mediante la instalación de un sistema de seguridad integral que permita la creación de un ambiente seguro para el desarrollo de las funciones del personal que labora en la institución.

RESULTADO: Instalación del Sistema de Seguridad Integral en las sedes del Ministerio Público, a fin de procurar la seguridad personal de los funcionarios y visitantes a la Institución, la documentación y los bienes nacionales existentes.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	401.765					401.765
4.03	Servicios no personales	1.672.901					1.672.901
4.04	Activos reales	8.333.557					8.333.557
	TOTAL	10.408.223					10.408.223

PROYECTO: COD. N.E: 119286 COD. PPTO: 230041000 Sistema Integral de Comunicación e Información

UNIDAD DE MEDIDA: Producto

CANTIDAD: Fem.(0) Mas.(0) Total(314)

ASIGNACIÓN PRESUPUESTARIA: 7.767.887

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Coadyuvar en el rescate de la solidaridad y otros valores fundamentales para un adecuado desarrollo del ser humano, mediante el ejercicio de una justicia basada en la moral colectiva, la conciencia cívica y la nueva ética de lo público, consolidando el respeto de los derechos sociales universales.

OBJETIVOS ESPECÍFICOS: Difundir el rol del Ministerio Público en las distintas comunidades del país a través de una campaña de divulgación con el fin de educar sobre los servicios que ofrece la Institución a los ciudadanos que son víctimas de delitos, para que las personas que en determinada situación sean afectadas por un hecho punible estén en conocimiento de dónde acudir y de los derechos que los asisten.

RESULTADO: El Plan busca que la ciudadanía tenga un conocimiento exacto del rol del Ministerio Público y, en consecuencia, tengan la capacidad de diferenciar el papel que juegan los otros organismos que conforman el Sistema de Justicia, a los fines de que puedan exigir con propiedad respuestas oportunas a las solicitudes que interponen ante el Ministerio Público y de los derechos que los asisten, bien sea en calidad de víctimas o testigos. En fin, se trata de que los ciudadanos visualicen como posible el ejercicio de sus derechos y el uso adecuado del Sistema de Justicia Penal, lo que permita generar un cambio en la percepción de los ciudadanos en relación con la institución.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	6.673.112					6.673.112
4.04	Activos reales	1.094.775					1.094.775
	TOTAL	7.767.887					7.767.887

PROYECTO: COD. N.E: 119265 COD. PPTO: 230042000 Adecuación de la plataforma tecnológica de los despachos fiscales

UNIDAD DE MEDIDA: Unidad

CANTIDAD: Fem.(0) Mas.(0) Total(13)

ASIGNACIÓN PRESUPUESTARIA: 2.134.225

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Responder de manera oportuna las demandas de la colectividad mediante el establecimiento de acciones institucionales e interinstitucionales dirigidas a facilitar al ciudadano el acceso a la justicia y a fortalecer la credibilidad en el sistema de justicia venezolano

OBJETIVOS ESPECÍFICOS: Automatizar los Despachos Fiscales del Ministerio Público por medio del despliegue de aplicaciones informáticas y la modernización de la infraestructura tecnológica a fin de optimizar la ejecución de los procesos sustantivos y administrativos.

RESULTADO: Seis (6) sedes cableadas.
Plataforma de acceso satelital operativa
Setenta y siete (77) dependencias del Ministerio Público como prueba piloto con el sistema de gestión documental integral operativo.
Setenta (70) Módulos de información multimedia operativo
Sistema de información geográfica operativa.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	1.689.725					1.689.725
4.04	Activos reales	444.500					444.500
	TOTAL	2.134.225					2.134.225

PROYECTO:	COD. N.E: 119290 COD. PPTO: 230043000 Infraestructura física
UNIDAD DE MEDIDA:	Sede
CANTIDAD:	Fem.(0) Mas.(0) Total(15)
ASIGNACIÓN PRESUPUESTARIA:	63.680.000
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Responder de manera oportuna las demandas de la colectividad, mediante el establecimiento de acciones institucionales e interinstitucionales dirigidas a facilitar al ciudadano, el acceso a la justicia y a fortalecer la credibilidad en el Sistema de Justicia venezolano.
OBJETIVOS ESPECÍFICOS:	Garantizar la infraestructura físico-espacial del Ministerio Público, mediante el equipamiento y óptimo funcionamiento de las diferentes dependencias para mejorar tiempos y calidad de respuesta a nivel nacional
RESULTADO:	Sedes adquiridas o mejoradas en los distintos estados del país.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	4.680.000					4.680.000
4.04	Activos reales	59.000.000					59.000.000
	TOTAL	**63.680.000**					**63.680.000**

PROYECTO: COD. N.E: 119257 COD. PPTO: 230044000 Formación, Capacitación e Investigación Institucional

UNIDAD DE MEDIDA: Funcionario Capacitado

CANTIDAD: Fem.(0) Mas.(0) Total(28.900)

ASIGNACIÓN PRESUPUESTARIA: 17.589.151

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Coadyuvar en el rescate de la solidaridad y otros valores fundamentales para un adecuado desarrollo del ser humano, mediante el ejercicio de una justicia basada en la moral colectiva, la conciencia cívica y la nueva ética de lo público, consolidando el respeto de los derechos sociales fundamentales

OBJETIVOS ESPECÍFICOS: Optimizar el desempeño de los funcionarios (fiscales y abogados) del Ministerio Público, y otros funcionarios del Sistema de Justicia, principalmente los pertenecientes a los organismos de investigación penal y cuerpos policiales, mediante la formación, capacitación e investigación que faciliten la actualización y especialización de sus conocimientos técnicos jurídicos, así como el desarrollo de habilidades y destrezas que coadyuven con el cumplimiento de sus funciones de acuerdo a los principios y valores que se promueven en la institución.

RESULTADO: Funcionarios capacitados del Ministerio Público (Fiscales y abogados) y de los organismos de investigación penal y de los cuerpos policiales capacitados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	7.942.290					7.942.290
4.02	Materiales, suministros y mercancías	1.047.705					1.047.705
4.03	Servicios no personales	8.594.156					8.594.156
4.07	Transferencias y donaciones	5.000					5.000
	TOTAL	**17.589.151**					**17.589.151**

PROYECTO: COD. N.E: 119276 COD. PPTO: 230045000 Unidades Operativas y de Apoyo para la Gestión Institucional

UNIDAD DE MEDIDA: Unidad

CANTIDAD: Fem.(0) Mas.(0) Total(20)

ASIGNACIÓN PRESUPUESTARIA: 19.564.520

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Responder de manera oportuna las demandas de la colectividad, mediante el establecimiento de acciones institucionales e interinstitucionales dirigidas a facilitar al ciudadano, el acceso a la justicia y a fortalecer la credibilidad en el Sistema de Justicia venezolano.

OBJETIVOS ESPECÍFICOS: Fortalecer la acción medular y la presencia Fiscal en todo el territorio nacional, con la creación de Despachos Fiscales, Fiscalias Municipales y Unidades Técnicas Especializadas, que permitan la adecuación de la estructura orgánico funcional de la Institución en procura de ampliar la cobertura de su actuación a todos los sectores del ámbito nacional, garantizando así una respuesta oportuna a las demandas de la sociedad.

RESULTADO: Incrementar la presencia del Ministerio Público en todo el territorio nacional, así como garantizar el respaldo técnico especializado a los Fiscales durante la fase de investigación penal, que permitan generar actuaciones caracterizadas por su oportunidad, calidad y confiabilidad en la demostración de la comisión de un delito y la identificación precisa de sus autores o partícipes.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	18.581.080					18.581.080
4.02	Materiales, suministros y mercancías	545.680					545.680
4.03	Servicios no personales	148.780					148.780
4.04	Activos reales	288.980					288.980
	TOTAL	**19.564.520**					**19.564.520**

PROYECTO: COD. N.E: 119258 COD. PPTO: 230046000 Peritajes por actuaciones de Investigación Penal

UNIDAD DE MEDIDA: Informe / Reporte

CANTIDAD: Fem.(0) Mas.(0) Total(2.784)

ASIGNACIÓN PRESUPUESTARIA: 30.048.752

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Responder de manera oportuna a las demandas de la colectividad, mediante el establecimiento de acciones institucionales e interinstitucionales, dirigidas a facilitar al ciudadano el acceso a la justicia y a fortalecer la credibilidad en el sistema de justicia venezolano.

OBJETIVOS ESPECÍFICOS: Generar estudios técnicos científicos de investigación criminal y peritajes vinculados con causas iniciadas contra la Vulneración de Derechos Fundamentales, así como las referidas a las áreas Vehicular, Contable, Avalúo y Análisis de Tecnología de Información, que permitan demostrar la perpetración del delito cometido y la identificación e individualización de los autores o partícipes en el mismo, fortaleciendo con ello la actuación de los Fiscales del Ministerio Público, y por ende, optimizar el servicio brindado a la colectividad.

RESULTADO: Informes Periciales y/o Técnicos presentados por las Unidades Criminalísticas Contra la Vulneración de Derechos Fundamentales y las Divisiones de Peritajes en materia Vehicular, Contable-Avalúo y Análisis de Tecnología de Información, que apoyen las acciones de los Fiscales del Ministerio Público en el ámbito nacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	23.565.116					23.565.116
4.02	Materiales, suministros y mercancías	2.312.629					2.312.629
4.03	Servicios no personales	3.210.280					3.210.280
4.04	Activos reales	960.727					960.727
	TOTAL	30.048.752					30.048.752

PROYECTO: COD. N.E: 119254 COD. PPTO: 230047000 Actuaciones de Investigación en el Proceso Penal y en los Procedimientos Administrativos

UNIDAD DE MEDIDA: Actuación

CANTIDAD: Fem.(0) Mas.(0) Total(2.271.733)

ASIGNACIÓN PRESUPUESTARIA: 774.218.295

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Responder de manera oportuna las demandas de la colectividad, mediante el establecimiento de acciones institucionales e interinstitucionales dirigidas a facilitar al ciudadano, el acceso a la justicia y a fortalecer la credibilidad en el Sistema de Justicia venezolano.

OBJETIVOS ESPECÍFICOS: Incrementar la capacidad de respuesta del Ministerio Público, en las diferentes materias conocidas en la Institución.

RESULTADO: Atención oportuna a los casos y demandas interpuestas por la colectividad ante el Ministerio Público, mediante la resolución de casos y la realización de actuaciones instruidas por los fiscales del Ministerio Público, según las competencias y atribuciones establecidas en la legislación venezolana.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	751.736.934					751.736.934
4.02	Materiales, suministros y mercancías	8.968.224					8.968.224
4.03	Servicios no personales	13.513.137					13.513.137
	TOTAL	**774.218.295**					**774.218.295**

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	553.082.843					553.082.843
4.03	Servicios no personales	4.349.015					4.349.015
	TOTAL	**557.431.858**					**557.431.858**

ACCIÓN CENTRALIZADA: Gestión administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	45.917.443					45.917.443
4.03	Servicios no personales	167.502.635					167.502.635
4.04	Activos reales	18.671.773					18.671.773
4.07	Transferencias y donaciones	5.136.250					5.136.250
4.11	Disminución de pasivos	2.668.500					2.668.500
	TOTAL	**239.896.601**					**239.896.601**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	3.000.000					3.000.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.000.000					3.000.000
4.07.01.03.00	Transferencias corrientes internas al sector público	3.000.000					3.000.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.000.000					3.000.000
	- A0239 Fundación para la Investigación, Capacitación y Desarrollo de la Función Fiscal	3.000.000					3.000.000

ACCIÓN CENTRALIZADA: Previsión y protección social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	290.020.608					290.020.608
	TOTAL	**290.020.608**					**290.020.608**

25

Procuraduría General de la República

PROCURADURÍA GENERAL DE LA REPÚBLICA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Formulación del Presupuesto para el Ejercicio Fiscal 2013 de la Procuraduría General de la República, fue elaborada tomando en consideración el contexto de la política nacional de racionalización del gasto y la política gubernamental establecida en las líneas generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013, el cual comprende siete (7) grandes directrices estratégicas: Desarrollo de la Nueva Ética Socialista, Construcción de la Suprema Felicidad Social, Profundización de la Democracia Protagónica, la Construcción de un Modelo Productivo Socialista, Consolidar una Nueva Geopolítica Nacional, Convertir a Venezuela en una Potencia Energética Mundial y Avanzar hacia la Nueva Etapa en la Geopolítica Internacional, que responde al compromiso asumido por el Gobierno Nacional con la mayorías populares venezolanas, de profundizar en el desarrollo de proyectos socialistas del siglo XXI.

El Presupuesto por Proyecto 2013 se soportará a su vez, en el mapa estratégico que busca alcanzar la construcción de un nuevo modelo democrático participativo y popular. En este sentido, la política presupuestaria está destinada a cumplir con la acción que le otorga la Constitución de la República Bolivariana de Venezuela en su artículo 247, de asesorar jurídicamente a los órganos del Poder Público Nacional y ejercer la defensa y representación judicial y extrajudicial de los derechos, bienes e intereses patrimoniales de la República.

La Procuraduría General de la República se ha propuesto para el ejercicio fiscal 2013, continuar fortaleciendo y consolidando la trascendencia del rol constitucional que posee y a la vez brindar un alto nivel de eficiencia en la prestación de sus servicios, impulsando acciones innovadoras, como:

- La Creación del Proyecto Fortalecimiento de la Participación en la Defensa de los Derechos y Bienes Patrimoniales de la República, para continuar el impulso estratégico de la alianza con el pueblo y las comunidades; atendiendo, orientando y apoyando las necesidades jurídicas de la ciudadanía, de los proyectos Socio-Productivos, la capacitación y formación popular de los Procuradores Comunales.
- La Consolidación del Proyecto "Desarrollo del Sistema Estadístico de Información de la Procuraduría General de la República", que busca el éxito de la gestión institucional.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad						
N.E.	Ppto.			Fem.	Masc.	Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
118.821	250029000	Fortalecimiento Integral del Cuerpo Combatiente de la Procuraduría General de la República	Funcionario Capacitado			120	200.648			200.648
118.831	250030000	Desarrollo del Sistema Estadístico de información de la Procuraduría General de la República.	Boletín			13	1.128.212			1.128.212
118.830	250031000	Fortalecimiento de la Participación Popular en la Defensa de los Derechos y Bienes Patrimoniales de la República	Persona Capacitada			44.699	1.000.000			1.000.000
118.836	250032000	Defensa de los derechos, bienes e intereses patrimoniales de la República	Asesoria / Litigio			21.756	38.692.393			38.692.393
118.818	250033000	Fortalecimiento de la Planta Fisica, Equipamiento y Plataforma Tecnológica de la Procuraduría General de la República	Acción			106	3.602.652			3.602.652
	259999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			2.000.000	2.000.000			2.000.000
						TOTAL	46.623.905			46.623.905

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
250001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	42.248.366			42.248.366
250002000	Gestión administrativa	27.498.650			27.498.650
250003000	Previsión y protección social	10.421.115			10.421.115
250007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	607.970			607.970
	TOTAL	**80.776.101**			**80.776.101**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**177**	**117**	**119**	**413**	**14.682.208**	**1.520.726**	**16.202.934**
Altos Funcionarios y de Elección Popular	1			1	191.970		191.970
Alto Nivel y de Dirección	28	23	45	96	5.091.660		5.091.660
Profesional y Técnico	94	27	60	181	6.174.478	371.404	6.545.882
Personal Administrativo	31	33	14	78	1.962.799	126.487	2.089.286
Obrero	23	34		57	1.261.301	1.022.835	2.284.136
Personal Contratado	**58**	**29**		**87**	**5.984.572**		**5.984.572**
Profesional y Técnico	39	6		45	5.027.597		5.027.597
Personal Administrativo	11	14		25	589.050		589.050
Obrero	8	9		17	367.925		367.925
TOTAL	**235**	**146**	**119**	**500**	**20.666.780**	**1.520.726**	**22.187.506**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**35**	**4**	**39**	**3.215.171**
Alto Nivel y de Dirección	7	1	8	782.710
Empleados	28	3	31	2.432.461
Jubilados	**59**	**16**	**75**	**7.205.944**
Alto Nivel y de Dirección	12	6	18	2.108.760
Empleados	47	10	57	5.097.184
TOTAL	**94**	**20**	**114**	**10.421.115**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	75.855.202			75.855.202
4.02	Materiales, suministros y mercancías	6.400.514			6.400.514
4.03	Servicios no personales	24.610.190			24.610.190
4.04	Activos reales	4.198.985			4.198.985
4.07	Transferencias y donaciones	13.510.115			13.510.115
4.11	Disminución de pasivos	2.825.000			2.825.000
	TOTAL	**127.400.006**			**127.400.006**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.000.000			2.000.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.000.000			2.000.000
4.07.01.03.00	Transferencias corrientes internas al sector público	2.000.000			2.000.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.000.000			2.000.000
	- A0403 Fundación Procuraduría	2.000.000			2.000.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	39.000			39.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	39.000			39.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	39.000			39.000
4.07.01.01.75	Subsidios a organismos laborales y gremiales	39.000			39.000
	- S0465 Federación Nacional de Obreros Dependientes del Estado (FENODE)	2.000			2.000
	- S0916 Sindicato Unico de Obreros Dependientes del Estado (S.U.O.D.E.)	2.000			2.000
	- S1323 Asociación de Jubilados y pensionados de la Procuraduría General	35.000			35.000

PROYECTO:	COD. N.E: 118821 COD. PPTO: 250029000 Fortalecimiento Integral del Cuerpo Combatiente de la Procuraduría General de la República
UNIDAD DE MEDIDA:	Funcionario Capacitado
CANTIDAD:	Fem.(0) Mas.(0) Total(120)
ASIGNACIÓN PRESUPUESTARIA:	200.648
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Garantizar la seguridad jurídica de la actuación del Estado, el respeto del ordenamiento jurídico público y la existencia, conservación e integridad de los bienes e intereses patrimoniales de la República, mediante la aplicación recta y honorable del conocimiento jurídico en su acción de asesoramiento a las autoridades públicas, de defensa y de representación judicial y extrajudicial de los intereses patrimoniales de la Nación venezolana.
OBJETIVOS ESPECÍFICOS:	Fortalecer física e intelectualmente la instrucción impartida a los integrantes del Cuerpo Combatiente de la PGR, adscrito a la Milicia Nacional Bolivariana a los fines de contribuir con la Defensa y Seguridad de la Nación y por ende de la Institución a la que pertenecen.
RESULTADO:	Cuerpo Combatientes con capacidad Cívico-Militar Formados y Capacitados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	172.200					172.200
4.03	Servicios no personales	28.448					28.448
	TOTAL	**200.648**					**200.648**

PROYECTO: COD. N.E: 118831 COD. PPTO: 250030000 Desarrollo del Sistema Estadístico de información de la Procuraduría General de la República.

UNIDAD DE MEDIDA: Boletín

CANTIDAD: Fem.(0) Mas.(0) Total(13)

ASIGNACIÓN PRESUPUESTARIA: 1.128.212

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Garantizar la seguridad jurídica de la actuación del Estado, el respeto del ordenamiento jurídico público y la existencia, conservación e integridad de los bienes e intereses patrimoniales de la República, mediante la aplicación recta y honorable del conocimiento jurídico en su acción de asesoramiento a las autoridades públicas, de defensa y de representación judicial y extrajudicial de los intereses patrimoniales de la Nación venezolana

OBJETIVOS ESPECÍFICOS: Desarrollar el Sistema Estadistico de información de la Procuraduria General de la República, para la elaboración de Boletines Estadisticos que presenten tanto al público, como a los entes del Estado, el desempeño jurídico Institucional.

RESULTADO: Unidad Estadística activada que permita el desarrollo y publicación de Boletines Estadísticos de interés Institucional y público, relacionados con la defensa y representación jurídica de la República.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	546.159					546.159
4.02	Materiales, suministros y mercancías	20.000					20.000
4.03	Servicios no personales	462.053					462.053
4.04	Activos reales	100.000					100.000
	TOTAL	**1.128.212**					**1.128.212**

PROYECTO: COD. N.E: 118830 COD. PPTO: 250031000 Fortalecimiento de la Participación Popular en la Defensa de los Derechos y Bienes Patrimoniales de la República

UNIDAD DE MEDIDA: Persona Capacitada

CANTIDAD: Fem.(0) Mas.(0) Total(44.699)

ASIGNACIÓN PRESUPUESTARIA: 1.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Garantizar la seguridad jurídica de la actuación del Estado, el respeto del ordenamiento jurídico público y la existencia, conservación e integridad de los bienes e intereses patrimoniales de la República, mediante la aplicación recta y honorable del conocimiento jurídico en su acción de asesoramiento a las autoridades públicas de defensa y de representación judicial y extrajudicial de los intereses patrimoniales de la Nación venezolana.

OBJETIVOS ESPECÍFICOS: Constituir un espacio de participación individual y colectiva para el logro óptimo de la gestión pública y fundamentalmente para la defensa de los derechos, bienes y patrimonio de la República, a través de acciones corresponsables y concurrentes para la construcción de soluciones a las demandas sociales impulsando la verdadera contraloría social, fomentando la integración y articulación colectiva entre la Procuraduría General de la República, los órganos y entes gubernamentales y el pueblo organizado.

RESULTADO: Procuradores comunales: Instancia de defensa de los derechos, intereses y bienes patrimoniales de la República conformada

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	280.000					280.000
4.03	Servicios no personales	270.000					270.000
4.04	Activos reales	200.000					200.000
4.07	Transferencias y donaciones	250.000					250.000
	TOTAL	**1.000.000**					**1.000.000**

PROYECTO:	COD. N.E: 118836 COD. PPTO: 250032000 Defensa de los Derechos, Bienes e Intereses Patrimoniales de la República
UNIDAD DE MEDIDA:	Asesoría / Litigio
CANTIDAD:	Fem.(0) Mas.(0) Total(21.756)
ASIGNACIÓN PRESUPUESTARIA:	38.692.393
DIRECTRIZ ESTRATÉGICA:	Desarrollo de la Nueva Ética Socialista
OBJETIVO ESTRATÉGICO:	Garantizar la seguridad jurídica de la actuación del Estado, el respeto del ordenamiento jurídico público y la existencia, conservación e integridad de los bienes e intereses patrimoniales de la República, mediante la aplicación recta y honorable del conocimiento jurídico en su acción de asesoramiento a las autoridades públicas de defensa y de representación judicial y extrajudicial de los intereses patrimoniales de la Nación venezolana.
OBJETIVOS ESPECÍFICOS:	Atender de manera eficiente, diligente, efectiva y sistemáticamente los juicios y demandas jurídicas internacionales y regularizar la atención de los casos nacionales tanto los acumulados de años anteriores como lo que se incoen durante el ejercicio fiscal 2013, que atenten contra los derechos y patrimonio de la República Bolivariana de Venezuela, promoviendo una nueva estructura organizacional jurídica tanto nacional, estadal, municipal como comunal y comunitaria de la Procuraduría General de la República que contribuya con la seguridad jurídica de la actuación del Estado a nivel nacional e internacional.
RESULTADO:	Asesorías, opiniones jurídicas, juicios atendidos, actuaciones realizadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	34.298.332					34.298.332
4.03	Servicios no personales	4.394.061					4.394.061
	TOTAL	**38.692.393**					**38.692.393**

PROYECTO: COD. N.E: 118818 COD. PPTO: 250033000 Fortalecimiento de la Planta Física, Equipamiento y Plataforma Tecnológica de la Procuraduria General de la República

UNIDAD DE MEDIDA: Acción

CANTIDAD: Fem.(0) Mas.(0) Total(106)

ASIGNACIÓN PRESUPUESTARIA: 3.602.652

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Asesorar jurídicamente a los órganos del Poder Público Nacional y ejercer la defensa y representación judicial y extrajudicial de los derechos, bienes e intereses patrimoniales de la República.

OBJETIVOS ESPECÍFICOS: Fortalecer la estructura funcional de la Procuraduria, tanto en su Sede Administrativa como en sus Sedes Regionales, a través del mejoramiento de sus condiciones físicas, equipamiento integral y desarrollo de la Plataforma Tecnológica, mejorando además las condiciones físico-ambientales del Organismo en beneficio de la Patria, sus trabajadores y trabajadoras y del entorno externo donde funciona

RESULTADO: Obras, reparaciones mayores y menores, equipamiento, adecuaciones, adquisiciones e implementación de sistemas informáticos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	178.571					178.571
4.03	Servicios no personales	1.010.999					1.010.999
4.04	Activos reales	2.413.082					2.413.082
	TOTAL	3.602.652					3.602.652

PROYECTO: COD. PPTO: 259999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(2.000.000)

ASIGNACIÓN PRESUPUESTARIA: 2.000.000

DIRECTRIZ ESTRATÉGICA: No Aplica

OBJETIVO ESTRATÉGICO: NO DEFINIDO

OBJETIVOS ESPECÍFICOS: NO DEFINIDO

RESULTADO: 2.000.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	2.000.000					2.000.000
	TOTAL	2.000.000					2.000.000

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	2.000.000					2.000.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.000.000					2.000.000
4.07.01.03.00	Transferencias corrientes internas al sector público	2.000.000					2.000.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.000.000					2.000.000
	- A0403 Fundación Procuraduría	2.000.000					2.000.000

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	41.010.711					41.010.711
4.03	Servicios no personales	1.237.655					1.237.655
TOTAL		**42.248.366**					**42.248.366**

ACCIÓN CENTRALIZADA: Gestión administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancias	5.429.743					5.429.743
4.03	Servicios no personales	16.969.004					16.969.004
4.04	Activos reales	1.485.903					1.485.903
4.07	Transferencias y donaciones	789.000					789.000
4.11	Disminución de pasivos	2.825.000					2.825.000
TOTAL		**27.498.650**					**27.498.650**

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	39.000					39.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	39.000					39.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	39.000					39.000
4.07.01.01.75	Subsidios a organismos laborales y gremiales	39.000					39.000
	- S0465 Federación Nacional de Obreros Dependientes del Estado (FENODE)	2.000					2.000
	- S0916 Sindicato Unico de Obreros Dependientes del Estado (S.U.O.D.E.)	2.000					2.000
	- S1323 Asociación de Jubilados y pensionados de la Procuraduría General	35.000					35.000

ACCIÓN CENTRALIZADA: Previsión y protección social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	10.421.115					10.421.115
	TOTAL	10.421.115					10.421.115

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	320.000					320.000
4.03	Servicios no personales	237.970					237.970
4.07	Transferencias y donaciones	50.000					50.000
	TOTAL	607.970					607.970

26

Ministerio del Poder Popular para Relaciones Interiores y Justicia

MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

En función de las líneas de acción estratégica formuladas por el Gobierno Nacional a través del Plan de Desarrollo Económico y Social de la Nación 2007-2013 y el Plan Integral de Prevención y Seguridad Ciudadana, se ha elaborado el presupuesto para el ejercicio fiscal del año 2013, dirigido a fortalecer los programas y proyectos orientados al mejoramiento de la Prevención y Seguridad de los Ciudadanos y Ciudadanas; Fortalecer la Calidad de las Políticas Nacionales en cuanto a la Lucha Contra el Narcotráfico incrementando la incautación de drogas y detención de implicados en delitos de narcotráfico, a la consolidación y estabilidad de las instituciones democráticas y a garantizar la seguridad ciudadana y jurídica, así como también consolidar e incrementar la participación ciudadana e institucional tanto del sector público como privado en el marco de la prevención integral con el propósito de sumar esfuerzos en pro de la maximización del alcance de las políticas públicas en materia de justicia y seguridad ciudadana y jurídica.

La distribución de los recursos presupuestarios asignados para el ejercicio fiscal 2013, se sustenta en las siguientes políticas:

Prevención y Mitigación de Riesgos y Desastres Naturales:

Con el propósito de promover la participación tanto interinstitucional como social es competente desarrollar programas preventivos y de contingencia dirigidos a salvaguardar la vida y los bienes de la ciudadanía a través de la sensibilización de la población en materia de prevención ambiental y la promoción de una cultura corresponsable que implique el cumplimiento de las normas de seguridad contra riesgos y desastres naturales. Así mismo propiciar el desarrollo tecnológico y de capacitación que permitan identificar las diferentes condiciones de riesgos, de amenaza y vulnerabilidad en espacios públicos y privados con la finalidad de lograr la sustentabilidad y sostenibilidad del desarrollo humano de la nación.

Consolidación de la Seguridad Ciudadana

A fines de mejorar la calidad de vida y de resguardar la integridad física de las personas, las políticas públicas en materia de seguridad ciudadana, se enfocan en consolidar la implementación del nuevo modelo policial mediante el cual se ejecutan programas integrales que permiten disminuir los factores de riesgo asociados a la violencia y la delincuencia a través de los diferentes organismos de seguridad del Estado y hacía los cuales este Ministerio tiene el compromiso de dotar con recursos tecnológicos y humanos.

En este sentido se continuará con la implementación de campañas comunicacionales en materia de prevención del delito y la lucha contra el consumo de drogas, para fomentar y estimular un modelo educativo humanista y preventivo, permitiendo de este modo avanzar en la consolidación de la seguridad ciudadana y en el mejoramiento de las técnicas de capacitación y de ejecución de las metas que permitan fortalecer la ética y moral del funcionario público al servicio policial.

En el marco del diseño de una política integral de seguridad ciudadana, de carácter interinstitucional, consistente con el resto de las políticas públicas de inclusión social y protagonismo popular, se crea la Fundación Gran Misión a Toda Vida Venezuela cuya misión fundamental es diseñar, construir, implementar y darle seguimiento a una política pública de seguridad ciudadana y convivencia, que sea integral, participativa, de alcance nacional y debidamente coordinada y articulada con los distintos organismos públicos, organizaciones sociales y comunidades interesadas en la construcción de una sociedad más justa y amante de la paz, donde el derecho a la vida esté plenamente garantizado, enmarcados en seis (6) vértices: Prevención Integral y Convivencia Solidaria, Fortalecimiento de los Órganos de Seguridad Ciudadana, Transformación del Sistema de Justicia Penal y Creación de Mecanismos

Alternativos de Resolución de Conflictos, Transformación del Sistema Penitenciario, Sistema Nacional de Atención a las Víctimas de Violencia, Creación y Socialización del Conocimiento para la Convivencia y Seguridad Ciudadana y funcionamiento de la Gran Misión a Toda Vida Venezuela.

Lucha contra el Tráfico y Consumo de Drogas Ilícitas

Aunando esfuerzos con las diferentes instituciones y organismos del Estado se ha masificado el compromiso en función de reducir la oferta y la demanda de drogas ilícitas en el país, así como también controlar y prevenir el uso indebido de aquellas que por su carácter legítimo son consideradas licitas. A través del diseño, mejoramiento e implementación de un sistema de seguimiento y control, con especial atención a la promoción de la prevención integral del consumo de drogas, la cual involucra el fortalecimiento de los valores y la disminución de la desinformación en los diferentes ámbitos de la sociedad, educación, familia, comunidad y población en condiciones especiales con el firme propósito de abordar todos aquellos factores que impliquen riesgos asociados al consumo de drogas, así como también garantizar el tratamiento y reinserción social de la personas vinculadas a las adicciones.

Optimización del Servicio de Identificación

Se garantiza el derecho a la identidad de todos los ciudadanos y ciudadanas mediante la continuidad de la transformación y modernización del sistema de identificación, mejorando los servicios prestados, aminorando los tiempos de respuesta y disminuyendo la tramitación ilegal de los documentos de identificación, movimientos migratorios y controles de extranjería a los ciudadanos.

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Fecha inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
N.E	Ppto.								
101930	260057000	Fortalecimiento del Sistema de Protección Civil	02-01-09	27-12-13	101.000.570	17.994.862			118.995.432
				TOTAL	101.000.570	17.994.862			118.995.432

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
101.930	260057000	Fortalecimiento del Sistema de Protección Civil	Asistencia Técnica			236	17.994.862			17.994.862
117.846	260113000	Articulación y seguimiento de los asuntos politicos y sociales del Ejecutivo Nacional	Informe			12	3.348.406			3.348.406
117.861	260114000	Fortalecimiento de las Políticas de Seguridad Ciudadana con apoyo directo y participativo de la comunidad, engranado con el Dispositivo Bicentenario de Seguridad.	Informe			200	6.302.305			6.302.305
117.581	260115000	Supervisión a los Cuerpos de Policías	Supervisión			5.196	31.676.226			31.676.226
117.657	260116000	Profundizar en la Inteligencia y Contrainteligencia para la Seguridad de Estado	Informe			21.338	515.112.503			515.112.503
117.736	260117000	Sistematización de los indicadores de seguridad ciudadana para determinar los factores que influyen en el normal desenvolvimiento de la ciudadanía	Informe			4.896	1.610.000			1.610.000
117.869	260118000	Actualización de la Plataforma de Sistemas, Servicios y Telecomunicaciones del Ministerio del Poder Popular para Relaciones Interiores y Justicia. Fase I	Servicio			204	18.924.465			18.924.465
118.414	260120000	Desarrollar acciones de lucha contra la delincuencia organizada y combate al financiamiento al terrorismo	Número de Casos			6	2.000.000			2.000.000

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
117.873	260121000	Cumplimiento y evaluación de las políticas públicas en materia de la lucha contra las drogas en Venezuela en el marco de la finalización del Plan Nacional Antidrogas 2009-2013.	Persona Atendida	3.293.258	2.694.485	5.987.743	61.839.279			61.839.279
117.844	260122000	Dotación y equipamiento al sistema integral de policía en el ámbito del territorio nacional.	Funcionario	1.026	1.026	2.052	80.052.092			80.052.092
117.653	260123000	Formación para la Prevención Integral, Social y Situacional para Convivir en una Cultura de Paz	Ciudadano (a)	223.887	168.898	392.785	29.264.041			29.264.041
118.779	260124000	Inspección y fiscalización a las empresas de vigilancia y seguridad privada en todo el territorio nacional	Inspección y Fiscalización			625	3.224.232			3.224.232
118.267	260127000	Formación de promotores en materia de Derechos Humanos	Persona Capacitada	2.500	2.500	5.000	5.324.640			5.324.640
117.570	260128000	Fortalecimiento del Cuerpo de Policia Nacional Bolivariana a Nivel Nacional	Porcentaje			20	1.284.375.953			1.284.375.953
117.847	260129000	Red Digital de Aprendizaje Bomberil para los Cuerpos de Bomberos de la República Bolivariana de Venezuela	Capacitación	11	10	21	1.000.000			1.000.000
117.991	260130000	Garantizar el esclarecimiento de los delitos con mayor incidencia en el Territorio Nacional	Expediente			35.738	738.594.515			738.594.515
117.970	260131000	Difundir las directrices que norman el nuevo modelo policial y su estandarización a nivel nacional	Politica / Informe			2	35.000.000			35.000.000
117.797	260132000	Formular escenarios de acción que faciliten al Ejecutivo Nacional la toma de decisiones estratégicas.	Informe			1.200	20.000.000			20.000.000

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
117.910	260133000	Ampliación del sistema de seguridad por cámaras de tele-vigilancia en el Área Metropolitana de Caracas	Cámara			33	4.000.000			4.000.000
	269999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			904.123.714	904.123.714			904.123.714
						TOTAL	3.763.767.233			3.763.767.233

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
260001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	554.714.193			554.714.193
260002000	Gestión administrativa	433.892.426			433.892.426
260003000	Previsión y protección social	194.626.148			194.626.148
260004000	Asignaciones predeterminadas	60.333.929.609			60.333.929.609
260007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	30.000.000			30.000.000
	TOTAL	61.547.162.376			61.547.162.376

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**7.904**	**15.766**	**430**	**24.100**	**774.781.628**	**324.964.725**	**1.099.746.353**
Altos Funcionarios y de Elección Popular		1		1	25.241		25.241
Alto Nivel y de Dirección		4		4	98.304		98.304
Directivo	124	245	43	412	11.243.675		11.243.675
Profesional y Técnico	2.752	7.506	68	10.326	306.015.724	95.498.178	401.513.902
Personal Administrativo	743	995	211	1.949	48.934.282	40.864.595	89.798.877
Personal de Investigación	957	3.088		4.045	122.168.381	137.802.725	259.971.106
Personal Médico	7	2		9	394.781	354.318	749.099
Personal Policial	2.564	3.074		5.638	244.437.075		244.437.075
Obrero	757	851	108	1.716	41.464.165	50.444.909	91.909.074
Personal Fijo a Tiempo Parcial	**25**	**37**	**10**	**72**	**1.614.946**	**2.369.870**	**3.984.816**
Profesional y Técnico		2	1	3	43.350	35.531	78.881
Personal Administrativo		2		2	26.255	36.046	62.301
Personal Médico	25	32	9	66	1.545.341	2.298.293	3.843.634
Personal Contratado	**1.832**	**1.687**		**3.519**	**143.059.880**		**143.059.880**
Profesional y Técnico	1.334	1.113		2.447	116.246.656		116.246.656
Personal Administrativo	487	559		1.046	26.114.224		26.114.224
Personal Docente	8	12		20	375.000		375.000
Personal de Investigación	3	3		6	324.000		324.000
TOTAL	**9.761**	**17.490**	**440**	**27.691**	**919.456.454**	**327.334.595**	**1.246.791.049**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**2.173**	**1.235**	**3.408**	**61.576.257**
Obreros	119	32	151	3.710.976
Empleados	2.054	1.203	3.257	57.865.281
Jubilados	**3.691**	**6.395**	**10.086**	**133.049.891**
Obreros	170	154	324	7.968.872
Empleados	3.521	6.241	9.762	125.081.019
TOTAL	**5.864**	**7.630**	**13.494**	**194.626.148**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	3.072.675.805			3.072.675.805
4.02	Materiales, suministros y mercancias	117.263.258			117.263.258
4.03	Servicios no personales	201.749.473			201.749.473
4.04	Activos reales	90.176.347			90.176.347
4.06	Gastos de defensa y seguridad del estado	118.516.237			118.516.237
4.07	Transferencias y donaciones	61.691.028.150			61.691.028.150
4.11	Disminución de pasivos	19.520.339			19.520.339
	TOTAL	**65.310.929.609**			**65.310.929.609**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	61.462.899.545			61.462.899.545
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.228.969.936			1.228.969.936
4.07.01.03.00	Transferencias corrientes internas al sector público	1.228.969.936			1.228.969.936
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.016.749.761			1.016.749.761
	- A0145 Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganíqueles	3.096.158			3.096.158
	- A0220 Servicio Nacional de Administración y Enajenación de Bienes Asegurados o Incautados, Confiscados y Decomisados	5.000.000			5.000.000
	- A0423 Fundación Misión Identidad	114.188.952			114.188.952
	- A0498 Fundación para la Asistencia Social de la Policía Metropolitana (FUNDAPOL)	300.000			300.000
	- A1342 Servicio Administrativo de Identificación, Migración y Extranjería (SAIME)	143.034.488			143.034.488
	- A1358 Universidad Nacional Experimental de la Seguridad (UNES)	510.000.000			510.000.000
	- A1605 Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)	241.130.163			241.130.163

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.01.03.05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	112.220.175			112.220.175
	- A0054 Instituto Autónomo de Previsión Social del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas	112.220.175			112.220.175
4.07.01.03.10	Transferencias corrientes al Poder Estadal	100.000.000			100.000.000
	- E7700 Territorio Insular Francisco de Miranda	100.000.000			100.000.000
4.07.05.00.00	Situado	60.183.929.609			60.183.929.609
4.07.05.01.00	Situado Constitucional	60.183.929.609			60.183.929.609
4.07.05.01.01	Situado Estadal	48.147.143.687			48.147.143.687
	- E5000 Distrito Capital	2.971.976.358			2.971.976.358
	- E5100 Estado Amazonas	785.787.506			785.787.506
	- E5200 Estado Anzoátegui	2.414.652.680			2.414.652.680
	- E5300 Estado Apure	1.209.982.194			1.209.982.194
	- E5400 Estado Aragua	2.617.764.142			2.617.764.142

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E5500 Estado Barinas	1.556.806.304			1.556.806.304
	- E5600 Estado Bolivar	2.504.578.570			2.504.578.570
	- E5700 Estado Carabobo	3.320.898.421			3.320.898.421
	- E5800 Estado Cojedes	977.607.795			977.607.795
	- E5900 Estado Delta Amacuro	796.285.101			796.285.101
	- E6000 Estado Falcón	1.717.409.885			1.717.409.885
	- E6100 Estado Guárico	1.530.556.729			1.530.556.729
	- E6200 Estado Lara	2.798.611.806			2.798.611.806
	- E6300 Estado Mérida	1.651.885.985			1.651.885.985
	- E6400 Estado Miranda	4.074.869.805			4.074.869.805
	- E6500 Estado Monagas	1.677.404.572			1.677.404.572
	- E6600 Estado Nueva Esparta	1.131.396.658			1.131.396.658
	- E6700 Estado Portuguesa	1.694.522.402			1.694.522.402

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6800 Estado Sucre	1.727.526.338			1.727.526.338
	- E6900 Estado Táchira	2.061.914.732			2.061.914.732
	- E7000 Estado Trujillo	1.489.202.333			1.489.202.333
	- E7100 Estado Yaracuy	1.352.037.269			1.352.037.269
	- E7200 Estado Zulia	5.092.730.726			5.092.730.726
	- E7300 Estado Vargas	990.735.376			990.735.376
4.07.05.01.02	Situado Municipal	12.036.785.922			12.036.785.922
	Distrito Capital	**668.694.680**			**668.694.680**
	- E5001 Municipio Libertador	668.694.680			668.694.680
	Amazonas	**196.446.877**			**196.446.877**
	- E5101 Municipio Atures	79.273.150			79.273.150
	- E5102 Municipio Alto Orinoco	24.184.040			24.184.040
	- E5103 Municipio Atabapo	21.498.561			21.498.561

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E5104 Municipio Autana	19.051.754			19.051.754
	- E5105 Municipio Guainía	14.618.322			14.618.322
	- E5106 Municipio Manapiare	21.329.322			21.329.322
	- E5107 Municipio Río Negro	16.491.728			16.491.728
	Anzoátegui	**603.663.170**			**603.663.170**
	- E5201 Municipio Anaco	39.338.731			39.338.731
	- E5202 Municipio Aragua	21.367.720			21.367.720
	- E5203 Municipio Simón Bolívar	100.924.057			100.924.057
	- E5204 Municipio Manuel Ezequiel Bruzual	20.522.654			20.522.654
	- E5205 Municipio Francisco del Carmen Carvajal	15.599.309			15.599.309
	- E5206 Municipio Juan Manuel Cajigal	16.772.486			16.772.486
	- E5207 Municipio Diego Bautista Urbaneja	18.474.485			18.474.485
	- E5208 Municipio Pedro Maria Freites	33.455.070			33.455.070

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E5209 Municipio San José de Guanipa	29.198.542			29.198.542
	- E5210 Municipio Guanta	19.273.595			19.273.595
	- E5211 Municipio Independencia	23.323.162			23.323.162
	- E5212 Municipio Libertad	17.229.396			17.229.396
	- E5213 Municipio Francisco de Miranda	25.323.035			25.323.035
	- E5214 Municipio José Gregorio Monagas	22.914.917			22.914.917
	- E5215 Municipio Fernando de Peñalver	19.540.931			19.540.931
	- E5216 Municipio Píritu	18.453.611			18.453.611
	- E5217 Municipio Simón Rodríguez	51.876.086			51.876.086
	- E5218 Municipio Juán Antonio Sotillo	63.706.513			63.706.513
	- E5219 Municipio San Juan de Capistrano	14.826.164			14.826.164
	- E5220 Municipio Sir Mac Gregor	15.575.535			15.575.535
	- E5221 Municipio Santa Ana	15.967.171			15.967.171

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	Apure	**302.495.549**			**302.495.549**
	- E5301 Municipio Achaguas	43.371.625			43.371.625
	- E5302 Municipio Biruaca	37.380.944			37.380.944
	- E5303 Municipio Muñoz	30.537.452			30.537.452
	- E5304 Municipio Páez	58.021.844			58.021.844
	- E5305 Municipio Pedro Camejo	33.529.161			33.529.161
	- E5306 Municipio Rómulo Gallegos	29.478.911			29.478.911
	- E5307 Municipio San Fernando	70.175.612			70.175.612
	Aragua	**654.441.035**			**654.441.035**
	- E5401 Municipio Sucre	40.014.686			40.014.686
	- E5402 Municipio Bolívar	24.702.544			24.702.544
	- E5403 Municipio Camatagua	23.551.766			23.551.766
	- E5404 Municipio Girardot	101.795.704			101.795.704

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E5405 Municipio José Angel Lamas	23.394.754			23.394.754
	- E5406 Municipio José Felix Ribas	49.315.943			49.315.943
	- E5407 Municipio Libertador	33.811.658			33.811.658
	- E5408 Municipio Santiago Mariño	57.637.257			57.637.257
	- E5409 Municipio Mario Briceño Iragorry	35.871.766			35.871.766
	- E5410 Municipio San Casimiro	23.854.570			23.854.570
	- E5411 Municipio San Sebastián	23.268.122			23.268.122
	- E5412 Municipio Santos Michelena	26.354.480			26.354.480
	- E5413 Municipio Tovar	21.226.346			21.226.346
	- E5414 Municipio Urdaneta	30.061.538			30.061.538
	- E5415 Municipio Zamora	48.650.625			48.650.625
	- E5416 Municipio José Rafael Revenga	27.143.592			27.143.592
	- E5417 Municipio Francisco Linares Alcántara	43.861.537			43.861.537
	- E5418 Municipio Ocumare de la Costa de Oro	19.924.147			19.924.147

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	Barinas	**389.201.576**			**389.201.576**
	- E5501 Municipio Alberto Arvelo Torrealba	23.882.095			23.882.095
	- E5502 Municipio Antonio José de Sucre	35.587.763			35.587.763
	- E5503 Municipio Arismendi	23.441.704			23.441.704
	- E5504 Municipio Barinas	97.806.364			97.806.364
	- E5505 Municipio Bolívar	27.541.097			27.541.097
	- E5506 Municipio Cruz Paredes	21.612.832			21.612.832
	- E5507 Municipio Ezequiel Zamora	30.256.427			30.256.427
	- E5508 Municipio Obispos	23.879.000			23.879.000
	- E5509 Municipio Pedraza	34.851.512			34.851.512
	- E5510 Municipio Rojas	25.940.001			25.940.001
	- E5511 Municipio Sosa	24.059.631			24.059.631
	- E5512 Municipio Andrés Eloy Blanco	20.343.150			20.343.150

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	Bolívar	**626.144.642**			**626.144.642**
	- E5601 Municipio Caroní	182.164.299			182.164.299
	- E5602 Municipio Cedeño	50.956.370			50.956.370
	- E5603 Municipio El Callao	31.269.827			31.269.827
	- E5604 Municipio Gran Sabana	37.353.537			37.353.537
	- E5605 Municipio Heres	96.363.301			96.363.301
	- E5606 Municipio Piar	49.265.620			49.265.620
	- E5607 Municipio Raúl Leoni	43.497.431			43.497.431
	- E5608 Municipio Roscio	31.472.307			31.472.307
	- E5609 Municipio Sifontes	36.976.610			36.976.610
	- E5610 Municipio Sucre	37.935.667			37.935.667
	- E5611 Municipio Padre Pedro Chien	28.889.673			28.889.673
	Carabobo	**830.224.606**			**830.224.606**
	- E5701 Municipio Bejuma	39.607.484			39.607.484

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E5702 Municipio Carlos Arvelo	62.381.692			62.381.692
	- E5703 Municipio Diego Ibarra	48.035.269			48.035.269
	- E5704 Municipio Guacara	61.304.432			61.304.432
	- E5705 Municipio Juan José Mora	43.147.071			43.147.071
	- E5706 Municipio Miranda	33.461.632			33.461.632
	- E5707 Municipio Montalbán	32.196.896			32.196.896
	- E5708 Municipio Puerto Cabello	66.285.920			66.285.920
	- E5709 Municipio San Joaquín	40.229.155			40.229.155
	- E5710 Municipio Valencia	183.424.342			183.424.342
	- E5711 Municipio Libertador	65.627.494			65.627.494
	- E5712 Municipio Los Guayos	57.883.159			57.883.159
	- E5713 Municipio Naguanagua	53.812.803			53.812.803
	- E5714 Municipio San Diego	42.827.257			42.827.257

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	Cojedes	**244.401.948**			**244.401.948**
	- E5801 Municipio Anzoátegui	19.455.221			19.455.221
	- E5802 Municipio Falcón	50.996.086			50.996.086
	- E5803 Municipio Girardot	19.282.511			19.282.511
	- E5804 Municipio Pao de San Juan Bautista	22.836.001			22.836.001
	- E5805 Municipio Ricaurte	17.932.740			17.932.740
	- E5806 Municipio San Carlos	52.818.297			52.818.297
	- E5807 Municipio Tinaco	25.831.151			25.831.151
	- E5808 Municipio Lima Blanco	16.016.374			16.016.374
	- E5809 Municipio Rómulo Gallegos	19.233.567			19.233.567
	Delta Amacuro	**199.071.274**			**199.071.274**
	- E5901 Municipio Tucupita	82.692.260			82.692.260
	- E5902 Municipio Antonio Diaz	46.693.548			46.693.548

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E5903 Municipio Casacoima	42.093.335			42.093.335
	- E5904 Municipio Pedernales	27.592.131			27.592.131
	Falcón	**429.352.473**			**429.352.473**
	- E6001 Municipio Acosta	12.567.757			12.567.757
	- E6002 Municipio Bolívar	9.947.255			9.947.255
	- E6003 Municipio Buchivacoa	15.272.843			15.272.843
	- E6004 Municipio Cacique Manaure	10.390.860			10.390.860
	- E6005 Municipio Carirubana	67.809.163			67.809.163
	- E6006 Municipio Colina	18.610.195			18.610.195
	- E6007 Municipio Dabajuro	13.508.447			13.508.447
	- E6008 Municipio Democracia	11.954.157			11.954.157
	- E6009 Municipio Falcón	20.740.954			20.740.954
	- E6010 Municipio Federación	15.533.625			15.533.625

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6011 Municipio Jacura	12.367.423			12.367.423
	- E6012 Municipio Unión	12.366.938			12.366.938
	- E6013 Municipio Los Taques	16.268.389			16.268.389
	- E6014 Municipio Mauroa	15.743.144			15.743.144
	- E6015 Municipio Miranda	59.119.878			59.119.878
	- E6016 Municipio Monseñor Iturriza	13.489.345			13.489.345
	- E6017 Municipio Palmasola	9.801.107			9.801.107
	- E6018 Municipio Petit	11.722.794			11.722.794
	- E6019 Municipio Píritu	10.921.480			10.921.480
	- E6020 Municipio San Francisco	10.543.966			10.543.966
	- E6021 Municipio Silva	16.330.873			16.330.873
	- E6022 Municipio Zamora	15.592.474			15.592.474
	- E6023 Municipio Sucre	9.523.392			9.523.392

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6024 Municipio Tocópero	9.034.804			9.034.804
	- E6025 Municipio Urumaco	10.191.210			10.191.210
	Guárico	**382.639.183**			**382.639.183**
	- E6101 Municipio Camaguán	18.198.518			18.198.518
	- E6102 Municipio Chaguaramas	15.655.390			15.655.390
	- E6103 Municipio El Socorro	16.546.558			16.546.558
	- E6104 Municipio Leonardo Infante	44.727.582			44.727.582
	- E6105 Municipio Las Mercedes	20.953.365			20.953.365
	- E6106 Municipio Julián Mellado	19.682.912			19.682.912
	- E6107 Municipio Francisco de Miranda	52.143.496			52.143.496
	- E6108 Municipio José Tadeo Monagas	32.443.483			32.443.483
	- E6109 Municipio Ortiz	18.837.249			18.837.249
	- E6110 Municipio José Felix Ribas	23.883.390			23.883.390

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6111 Municipio Juan Germán Roscio	44.062.919			44.062.919
	- E6112 Municipio Santa María de Ipire	15.696.354			15.696.354
	- E6113 Municipio San José de Guaribe	14.239.751			14.239.751
	- E6114 Municipio Pedro Zaraza	26.978.140			26.978.140
	- E6115 Municipio San Gerónimo de Guayabal	18.590.076			18.590.076
	Lara	**699.652.952**			**699.652.952**
	- E6201 Municipio Andrés Eloy Blanco	46.416.244			46.416.244
	- E6202 Municipio Crespo	46.205.693			46.205.693
	- E6203 Municipio Iribarren	239.042.693			239.042.693
	- E6204 Municipio Jiménez	56.124.165			56.124.165
	- E6205 Municipio Morán	63.926.944			63.926.944
	- E6206 Municipio Palavecino	65.925.245			65.925.245
	- E6207 Municipio Simón Planas	43.707.556			43.707.556

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6208 Municipio Torres	84.602.414			84.602.414
	- E6209 Municipio Urdaneta	53.701.998			53.701.998
	Mérida	**412.971.496**			**412.971.496**
	- E6301 Municipio Alberto Adriani	41.284.461			41.284.461
	- E6302 Municipio Andrés Bello	12.300.750			12.300.750
	- E6303 Municipio Antonio Pinto Salinas	14.815.466			14.815.466
	- E6304 Municipio Aricagua	10.523.946			10.523.946
	- E6305 Municipio Arzobispo Chacón	14.344.750			14.344.750
	- E6306 Municipio Campo Elías	34.385.122			34.385.122
	- E6307 Municipio Caracciolo Parra Olmedo	16.506.770			16.506.770
	- E6308 Municipio Cardenal Quintero	11.119.790			11.119.790
	- E6309 Municipio Guaraque	11.499.904			11.499.904
	- E6310 Municipio Julio César Salas	12.383.062			12.383.062

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6311 Municipio Justo Briceño	10.663.477			10.663.477
	- E6312 Municipio Libertador	64.767.692			64.767.692
	- E6313 Municipio Miranda	14.321.554			14.321.554
	- E6314 Municipio Obispo Ramos de Lora	14.848.331			14.848.331
	- E6315 Municipio Padre Noguera	9.214.807			9.214.807
	- E6316 Municipio Pueblo Llano	11.205.752			11.205.752
	- E6317 Municipio Rangel	13.334.509			13.334.509
	- E6318 Municipio Rivas Dávila	13.031.390			13.031.390
	- E6319 Municipio Santos Marquina	12.718.875			12.718.875
	- E6320 Municipio Sucre	23.540.715			23.540.715
	- E6321 Municipio Tovar	17.606.951			17.606.951
	- E6322 Municipio Tulio Febres Cordero	18.137.087			18.137.087
	- E6323 Municipio Zea	10.416.335			10.416.335

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	Miranda	**991.075.108**			**991.075.108**
	- E6401 Municipio Acevedo	49.935.472			49.935.472
	- E6402 Municipio Andrés Bello	27.136.045			27.136.045
	- E6403 Municipio Baruta	68.263.753			68.263.753
	- E6404 Municipio Brión	35.504.519			35.504.519
	- E6405 Municipio Carrizal	31.620.400			31.620.400
	- E6406 Municipio Cristóbal Rojas	39.999.864			39.999.864
	- E6407 Municipio Buroz	27.879.962			27.879.962
	- E6408 Municipio Chacao	30.210.814			30.210.814
	- E6409 Municipio Guaicaipuro	77.222.287			77.222.287
	- E6410 Municipio El Hatillo	31.019.262			31.019.262
	- E6411 Municipio Independencia	53.072.758			53.072.758
	- E6412 Municipio Lander	49.382.544			49.382.544

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6413 Municipio Los Salias	35.886.829			35.886.829
	- E6414 Municipio Páez	35.176.456			35.176.456
	- E6415 Municipio Paz Castillo	45.632.098			45.632.098
	- E6416 Municipio Pedro Gual	31.869.710			31.869.710
	- E6417 Municipio Plaza	66.248.143			66.248.143
	- E6418 Municipio Simón Bolívar	30.181.856			30.181.856
	- E6419 Municipio Sucre	119.287.270			119.287.270
	- E6420 Municipio Urdaneta	47.003.423			47.003.423
	- E6421 Municipio Zamora	58.541.643			58.541.643
	Monagas	**419.351.142**			**419.351.142**
	- E6501 Municipio Acosta	19.283.484			19.283.484
	- E6502 Municipio Bolívar	26.223.822			26.223.822
	- E6503 Municipio Caripe	23.907.885			23.907.885

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6504 Municipio Cedeño	24.613.940			24.613.940
	- E6505 Municipio Ezequiel Zamora	31.224.294			31.224.294
	- E6506 Municipio Libertador	28.361.555			28.361.555
	- E6507 Municipio Maturín	138.578.424			138.578.424
	- E6508 Municipio Piar	27.672.887			27.672.887
	- E6509 Municipio Punceres	22.338.055			22.338.055
	- E6510 Municipio Sotillo	21.842.957			21.842.957
	- E6511 Municipio Aguasay	19.856.327			19.856.327
	- E6512 Municipio Santa Barbara	17.394.595			17.394.595
	- E6513 Municipio Uracoa	18.052.917			18.052.917
	Nueva Esparta	**282.849.165**			**282.849.165**
	- E6601 Municipio Antolín del Campo	20.404.035			20.404.035
	- E6602 Municipio Arismendi	21.280.971			21.280.971

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6603 Municipio Díaz	32.596.516			32.596.516
	- E6604 Municipio García	29.916.190			29.916.190
	- E6605 Municipio Gómez	23.578.269			23.578.269
	- E6606 Municipio Maneiro	25.774.469			25.774.469
	- E6607 Municipio Marcano	22.486.794			22.486.794
	- E6608 Municipio Mariño	42.920.937			42.920.937
	- E6609 Municipio Península de Macanao	22.835.751			22.835.751
	- E6610 Municipio Tubores	26.176.721			26.176.721
	- E6611 Municipio Villalba	14.878.512			14.878.512
	Portuguesa	**423.630.600**			**423.630.600**
	- E6701 Municipio Agua Blanca	18.833.606			18.833.606
	- E6702 Municipio Araure	48.550.347			48.550.347
	- E6703 Municipio Esteller	25.821.699			25.821.699

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6704 Municipio Guanare	64.029.852			64.029.852
	- E6705 Municipio Guanarito	27.050.819			27.050.819
	- E6706 Municipio Monseñor José Vicente de Unda	20.209.215			20.209.215
	- E6707 Municipio Ospino	27.663.270			27.663.270
	- E6708 Municipio Páez	58.765.205			58.765.205
	- E6709 Municipio Papelón	20.346.149			20.346.149
	- E6710 Municipio San Genaro de Boconoíto	20.430.902			20.430.902
	- E6711 Municipio San Rafael de Onoto	18.115.529			18.115.529
	- E6712 Municipio Santa Rosalía	18.369.119			18.369.119
	- E6713 Municipio Sucre	24.439.837			24.439.837
	- E6714 Municipio Turén	31.005.051			31.005.051
	Sucre	**431.881.584**			**431.881.584**
	- E6801 Municipio Andrés Eloy Blanco	20.426.071			20.426.071

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6802 Municipio Andrés Mata	19.329.387			19.329.387
	- E6803 Municipio Arismendi	26.804.969			26.804.969
	- E6804 Municipio Benítez	26.771.683			26.771.683
	- E6805 Municipio Bermúdez	50.609.223			50.609.223
	- E6806 Municipio Bolívar	18.904.207			18.904.207
	- E6807 Municipio Cajigal	18.782.076			18.782.076
	- E6808 Municipio Cruz Salmerón Acosta	23.387.674			23.387.674
	- E6809 Municipio Libertador	15.320.294			15.320.294
	- E6810 Municipio Mariño	19.077.244			19.077.244
	- E6811 Municipio Mejía	16.216.458			16.216.458
	- E6812 Municipio Montes	27.927.283			27.927.283
	- E6813 Municipio Ribero	29.812.393			29.812.393
	- E6814 Municipio Sucre	96.088.191			96.088.191
	- E6815 Municipio Valdez	22.424.431			22.424.431

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	Táchira	**515.478.684**			**515.478.684**
	- E6901 Municipio Andrés Bello	12.971.747			12.971.747
	- E6902 Municipio Ayacucho	22.841.560			22.841.560
	- E6903 Municipio Bolívar	22.176.355			22.176.355
	- E6904 Municipio Cárdenas	33.904.538			33.904.538
	- E6905 Municipio Córdoba	16.706.829			16.706.829
	- E6906 Municipio Fernández Feo	20.549.822			20.549.822
	- E6907 Municipio Garcia de Hevia	22.007.054			22.007.054
	- E6908 Municipio Guásimos	18.105.181			18.105.181
	- E6909 Municipio Independencia	17.231.376			17.231.376
	- E6910 Municipio Jáuregui	19.817.523			19.817.523
	- E6911 Municipio Junín	27.476.817			27.476.817
	- E6912 Municipio Libertad	14.745.859			14.745.859
	- E6913 Municipio Libertador	14.613.717			14.613.717

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6914 Municipio Lobatera	10.703.062			10.703.062
	- E6915 Municipio Michelena	12.724.812			12.724.812
	- E6916 Municipio Panamericano	17.141.362			17.141.362
	- E6917 Municipio Pedro María Ureña	18.648.992			18.648.992
	- E6918 Municipio Samuel Darío Maldonado	12.568.604			12.568.604
	- E6919 Municipio San Cristóbal	65.825.140			65.825.140
	- E6920 Municipio Seboruco	10.331.865			10.331.865
	- E6921 Municipio Sucre	10.584.439			10.584.439
	- E6922 Municipio Uribante	15.842.754			15.842.754
	- E6923 Municipio José Maria Vargas	10.398.422			10.398.422
	- E6924 Municipio Antonio Rómulo Costa	10.329.547			10.329.547
	- E6925 Municipio Francisco de Miranda	9.457.712			9.457.712
	- E6926 Municipio Rafael Urdaneta	9.786.131			9.786.131

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6927 Municipio Simón Rodríguez	8.573.120			8.573.120
	- E6928 Municipio Torbes	19.378.846			19.378.846
	- E6929 Municipio San Judas Tadeo	10.035.498			10.035.498
	Trujillo	**372.300.583**			**372.300.583**
	- E7001 Municipio Boconó	34.872.374			34.872.374
	- E7002 Municipio Candelaria	17.846.546			17.846.546
	- E7003 Municipio Carache	18.470.186			18.470.186
	- E7004 Municipio Escuque	16.248.560			16.248.560
	- E7005 Municipio Miranda	16.204.538			16.204.538
	- E7006 Municipio Monte Carmelo	13.134.044			13.134.044
	- E7007 Municipio Motatán	13.384.130			13.384.130
	- E7008 Municipio Pampan	22.601.571			22.601.571
	- E7009 Municipio Rafael Rangel	14.525.698			14.525.698

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E7010 Municipio San Rafael de Carvajal	22.350.244			22.350.244
	- E7011 Municipio Sucre	17.081.573			17.081.573
	- E7012 Municipio Trujillo	23.581.879			23.581.879
	- E7013 Municipio Urdaneta	18.937.000			18.937.000
	- E7014 Municipio Valera	43.147.294			43.147.294
	- E7015 Municipio Andrés Bello	13.302.387			13.302.387
	- E7016 Municipio Bolívar	13.548.203			13.548.203
	- E7017 Municipio Juan Vicente Campo Elías	10.019.108			10.019.108
	- E7018 Municipio José Felipe Márquez Cañizalez	11.525.288			11.525.288
	- E7019 Municipio La Ceiba	15.499.649			15.499.649
	- E7020 Municipio Pampanito	16.020.311			16.020.311
	Yaracuy	**338.009.316**			**338.009.316**
	- E7101 Municipio Bolivar	22.919.172			22.919.172
	- E7102 Municipio Bruzual	32.099.083			32.099.083

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E7103 Municipio José Antonio Páez	16.575.444			16.575.444
	- E7104 Municipio Nirgua	33.566.537			33.566.537
	- E7105 Municipio Peña	38.423.314			38.423.314
	- E7106 Municipio San Felipe	40.173.766			40.173.766
	- E7107 Municipio Sucre	16.227.229			16.227.229
	- E7108 Municipio Urachiche	17.155.556			17.155.556
	- E7109 Municipio Arístide Bastidas	16.936.359			16.936.359
	- E7110 Municipio Cocorote	23.939.062			23.939.062
	- E7111 Municipio Independencia	27.634.777			27.634.777
	- E7112 Municipio La Trinidad	15.870.130			15.870.130
	- E7113 Municipio Manuel Monge	15.683.996			15.683.996
	- E7114 Municipio Veroes	20.804.891			20.804.891
	Zulia	**1.273.182.682**			**1.273.182.682**
	- E7201 Municipio Almirante Padilla	29.476.357			29.476.357
	- E7202 Municipio Baralt	45.577.006			45.577.006

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E7203 Municipio Cabimas	74.882.513			74.882.513
	- E7204 Municipio Catatumbo	40.571.642			40.571.642
	- E7205 Municipio Colón	55.804.490			55.804.490
	- E7206 Municipio Jesús Enrique Lossada	50.490.607			50.490.607
	- E7207 Municipio La Cañada de Urdaneta	42.882.152			42.882.152
	- E7208 Municipio Lagunillas	67.367.984			67.367.984
	- E7209 Municipio Mara	71.117.191			71.117.191
	- E7210 Municipio Maracaibo	274.859.048			274.859.048
	- E7211 Municipio Miranda	46.163.696			46.163.696
	- E7212 Municipio Indígena Bolivariano Guajira	41.786.031			41.786.031
	- E7213 Municipio Machiques de Perijá	61.565.952			61.565.952
	- E7214 Municipio Rosario de Perijá	45.296.311			45.296.311
	- E7215 Municipio Santa Rita	36.681.110			36.681.110

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E7216 Municipio Sucre	39.070.154			39.070.154
	- E7217 Municipio Valmore Rodriguez	39.188.919			39.188.919
	- E7218 Municipio Francisco Javier Pulgar	36.362.457			36.362.457
	- E7219 Municipio Jesús Maria Semprún	41.156.636			41.156.636
	- E7220 Municipio San Francisco	97.248.129			97.248.129
	- E7221 Municipio Simón Bolívar	35.634.297			35.634.297
	Vargas	**247.683.844**			**247.683.844**
	- E7301 Municipio Vargas	247.683.844			247.683.844
	Área Metropolitana de Caracas	**101.941.753**			**101.941.753**
	- E7600 Área Metropolitana de Caracas	101.941.753			101.941.753
4.07.07.00.00	Subsidio de capitalidad	50.000.000			50.000.000
4.07.07.01.00	Subsidio de capitalidad	50.000.000			50.000.000
	- E5000 Distrito Capital	50.000.000			50.000.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	152.500			152.500
4.07.01.00.00	Transferencias y donaciones corrientes internas	152.500			152.500
4.07.01.01.00	Transferencias corrientes internas al sector privado	152.500			152.500
4.07.01.01.76	Subsidios a entidades religiosas	130.000			130.000
	- S0871 Otras ayudas para reparar edificaciones Eclesiásticas	130.000			130.000
4.07.01.01.99	Otras transferencias corrientes internas al sector privado	22.500			22.500
	- S0932 Sociedad Bolivariana	22.500			22.500

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	500.000			500.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	500.000			500.000
4.07.02.01.00	Transferencias corrientes al exterior	500.000			500.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	500.000			500.000
	- I0119 Organización Internacional de Policía (INTERPOL)	500.000			500.000

PROYECTO: COD. N.E: 101930 COD. PPTO: 260057000 Fortalecimiento del Sistema de Protección Civil

UNIDAD DE MEDIDA: Asistencia Técnica

CANTIDAD: Fem.(0) Mas.(0) Total (236)

ASIGNACIÓN PRESUPUESTARIA: 17.994.862

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Fortalecimiento del Sistema de Seguridad Ciudadana

OBJETIVOS ESPECÍFICOS: Fortalecer la capacidad de organización, coordinación y prestación de servicios en prevención y atención de los desastres.

RESULTADO: Sistema de Protección Civil organizado y coordinado en la prestación de su servicio

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	13.379.988					13.379.988
4.02	Materiales, suministros y mercancías	1.791.378					1.791.378
4.03	Servicios no personales	1.122.595					1.122.595
4.04	Activos reales	1.547.286					1.547.286
4.07	Transferencias y donaciones	153.615					153.615
	TOTAL	17.994.862					17.994.862

PROYECTO: COD. N.E: 117846 COD. PPTO: 260113000 Articulación y seguimiento de los asuntos políticos y sociales del Ejecutivo Nacional

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total (12)

ASIGNACIÓN PRESUPUESTARIA: 3.348.406

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Fortalecimiento del sistema de seguridad jurídica.

OBJETIVOS ESPECÍFICOS: Realizar seguimiento de las políticas, planes, estrategias, lineamientos y directrices nacionales que promuevan la articulación de la gestión político social.

RESULTADO: Favorecer la visión nacional e internacional de Venezuela, respecto del trabajo coordinado y eficiente de los organismos del Estado y las comunidades organizadas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.206.023					1.206.023
4.02	Materiales, suministros y mercancías	68.249					68.249
4.03	Servicios no personales	288.420					288.420
4.04	Activos reales	1.785.714					1.785.714
	TOTAL	3.348.406					3.348.406

PROYECTO: COD. N.E: 117861 COD. PPTO: 260114000 Fortalecimiento de las Políticas de Seguridad Ciudadana con apoyo directo y participativo de la comunidad, engranado con el Dispositivo Bicentenario de Seguridad.

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total (200)

ASIGNACIÓN PRESUPUESTARIA: 6.302.305

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Fortalecer el sistema de seguridad ciudadana.

OBJETIVOS ESPECÍFICOS: Integrar a la comunidad civil organizada con el Dispositivo Bicentenario de Seguridad en la lucha por la disminución de los altos índices de inseguridad.

RESULTADO: Establecer una red de enlace de seguridad entre la comunidad y el Dispositivo Bicentenario de Seguridad.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.623.451					3.623.451
4.02	Materiales, suministros y mercancias	885.403					885.403
4.03	Servicios no personales	793.451					793.451
4.04	Activos reales	1.000.000					1.000.000
	TOTAL	6.302.305					6.302.305

PROYECTO: COD. N.E: 117581 COD. PPTO: 260115000 Supervisión a los Cuerpos de Policías

UNIDAD DE MEDIDA: Supervisión

CANTIDAD: Fem.(0) Mas.(0) Total (5.196)

ASIGNACIÓN PRESUPUESTARIA: 31.676.226

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Construir una nueva ética del servidor público

OBJETIVOS ESPECÍFICOS: Supervisión de los órganos y entes que ejercen el servicio de policía

RESULTADO: Supervisión de 147 cuerpos de policía, produciendo la integración de los órganos y entes que ejercen el servicio de policía y participan en su prestación, sustentada en el nuevo modelo policial venezolano. Mediante un proceso gradual de modernización tecnológica y transformación integral que permita alcanzar escalonadamente niveles superiores de eficiencia en la gestión policial y mayor percepción de seguridad y tranquilidad ciudadana

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	23.244.488					23.244.488
4.02	Materiales, suministros y mercancías	2.805.668					2.805.668
4.03	Servicios no personales	3.955.958					3.955.958
4.04	Activos reales	1.220.462					1.220.462
4.07	Transferencias y donaciones	449.650					449.650
	TOTAL	31.676.226					31.676.226

PROYECTO: COD. N.E: 117657 COD. PPTO: 260116000 Profundizar en la Inteligencia y Contrainteligencia para la Seguridad de Estado

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total (21.338)

ASIGNACIÓN PRESUPUESTARIA: 515.112.503

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Implementar politicas institucionales de aplicación Nacional e Internacional que privilegien el Servicio de Inteligencia y Contrainteligencia

OBJETIVOS ESPECÍFICOS: Fortalecer los Servicios de Inteligencia y Contrainteligencia para asegurar los dispositivos de búsqueda, procesamiento, análisis y suministro de información para la toma de decisiones, comprometida con la continuidad de las politicas de protección de los intereses nacionales, a objeto de preservar la estabilidad de la nación mediante el forjamiento de una organización moderna, a fin de controlar las zonas vulnerables del pais y responder a los cambios socio - políticos y económicos nacionales e internacionales

RESULTADO: Inteligencia y Contrainteligencia efectiva y asertiva

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	429.823.864					429.823.864
4.02	Materiales, suministros y mercancías	11.859.015					11.859.015
4.03	Servicios no personales	22.742.984					22.742.984
4.04	Activos reales	10.686.640					10.686.640
4.06	Gastos de defensa y seguridad del estado	40.000.000					40.000.000
	TOTAL	**515.112.503**					**515.112.503**

PROYECTO: COD. N.E: 117736 COD. PPTO: 260117000 Sistematización de los indicadores de seguridad ciudadana para determinar los factores que influyen en el normal desenvolvimiento de la ciudadania.

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total (4.896)

ASIGNACIÓN PRESUPUESTARIA: 1.610.000

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Fortalecimiento de la seguridad ciudadana.

OBJETIVOS ESPECÍFICOS: Compilar, analizar y sistematizar de manera cualitativa y cuantitativa los indicadores de seguridad ciudadana.

RESULTADO: Sistematización de los indicadores de seguridad ciudadana y elaboración de informes y estadísticas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.000.000					1.000.000
4.02	Materiales, suministros y mercancías	212.586					212.586
4.03	Servicios no personales	297.414					297.414
4.04	Activos reales	100.000					100.000
	TOTAL	1.610.000					1.610.000

PROYECTO: COD. N.E: 117869 COD. PPTO: 260118000 Actualización de la Plataforma de Sistemas, Servicios y Telecomunicaciones del Ministerio del Poder Popular para Relaciones Interiores y Justicia

Justicia. Fase I

UNIDAD DE MEDIDA: Servicio

CANTIDAD: Fem.(0) Mas.(0) Total (204)

ASIGNACIÓN PRESUPUESTARIA: 18.924.465

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Fortalecimiento Institucional

OBJETIVOS ESPECÍFICOS: Actualizar la Plataforma de Sistemas, Servicios y Telecomunicaciones del Ministerio del Poder Popular para Relaciones Interiores y Justicia.

RESULTADO: Actualización de la plataforma de sistemas y servicios ofreciendo nuevas tecnologias en función de los nuevos requerimientos de los usuarios, automatización de procesos, mejoras de las aplicaciones de acuerdo a metodologías de avanzadas y la implementación de equipamientos de telecomunicaciones.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	8.779.269					8.779.269
4.02	Materiales, suministros y mercancías	1.247.865					1.247.865
4.03	Servicios no personales	2.496.842					2.496.842
4.04	Activos reales	6.400.489					6.400.489
	TOTAL	**18.924.465**					**18.924.465**

PROYECTO: COD. N.E: 118414 COD. PPTO: 260120000 Desarrollar acciones de lucha contra la delincuencia organizada y combate al financiamiento al terrorismo

UNIDAD DE MEDIDA: Número de Casos

CANTIDAD: Fem.(0) Mas.(0) Total (6)

ASIGNACIÓN PRESUPUESTARIA: 2.000.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Dictar políticas en materia de lucha contra la delincuencia organizada y combate al financiamiento al terrorismo

OBJETIVOS ESPECÍFICOS: Desarrollar las politicas y acciones en todo lo relacionado a la lucha contra la delincuencia organizada, con la finalidad de optimizar el funcionamiento y la articulación de las diferentes instituciones para la ejecución de políticas y estrategias del Estado Venezolano

RESULTADO: Reducción significativa de la incidencia de los hechos de la delincuencia organizada y financiamiento al terrorismo, Nacional e Internacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	932.331					932.331
4.02	Materiales, suministros y mercancías	413.030					413.030
4.03	Servicios no personales	463.139					463.139
4.04	Activos reales	191.500					191.500
	TOTAL	**2.000.000**					**2.000.000**

PROYECTO: COD. N.E: 117873 COD. PPTO: 260121000 Cumplimiento y evaluación de las políticas públicas en materia de la lucha contra las drogas en Venezuela en el marco de la finalización del Plan Nacional Antidrogas 2009-2013.

UNIDAD DE MEDIDA: Persona Atendida

CANTIDAD: Fem.(0) Mas.(0) Total (5.987.743)

ASIGNACIÓN PRESUPUESTARIA: 61.839.279

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Fortalecimiento Institucional

OBJETIVOS ESPECÍFICOS: Consolidar las políticas públicas para el combate de la producción, tráfico, legitimación de capitales y consumo ilícito de drogas en el pais

RESULTADO: Fortalecimiento de las políticas públicas, dándole énfasis en la importancia de informar y atender a la población venezolana, sobre los factores de protección y disminución de los factores de riesgo.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	36.902.140					36.902.140
4.02	Materiales, suministros y mercancías	986.635					986.635
4.03	Servicios no personales	3.890.504					3.890.504
4.06	Gastos de defensa y seguridad del estado	20.000.000					20.000.000
4.07	Transferencias y donaciones	30.000					30.000
4.11	Disminución de pasivos	30.000					30.000
	TOTAL	**61.839.279**					**61.839.279**

PROYECTO: COD. N.E: 117844 COD. PPTO: 260122000 Dotación y equipamiento al sistema integral de policía en el ámbito del territorio nacional.

UNIDAD DE MEDIDA: Funcionario

CANTIDAD: Fem.(0) Mas.(0) Total (2.052)

ASIGNACIÓN PRESUPUESTARIA: 80.052.092

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Fortalecimiento del sistema de seguridad ciudadana

OBJETIVOS ESPECÍFICOS: Fortalecimiento de los cuerpos de policía a través de la dotación básica y especial para elevar el desempeño de la labor policial en el ámbito del territorio nacional.

RESULTADO: Fortalecimiento del Sistema Integrado de Policía en articulación con la comunidad.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.790.917					1.790.917
4.02	Materiales, suministros y mercancías	32.257.039					32.257.039
4.03	Servicios no personales	21.236.386					21.236.386
4.04	Activos reales	24.767.750					24.767.750
	TOTAL	**80.052.092**					**80.052.092**

PROYECTO: COD. N.E: 117653 COD. PPTO: 260123000 Formación para la Prevención Integral, Social y Situacional para Convivir en una Cultura de Paz

UNIDAD DE MEDIDA: Ciudadano (a)

CANTIDAD: Fem.(223.887) Mas.(168.898) Total (392.785)

ASIGNACIÓN PRESUPUESTARIA: 29.264.041

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Fortalecer el Sistema de Seguridad Ciudadana

OBJETIVOS ESPECÍFICOS: Establecer mecanismos para la participación activa y permanente de los miembros de las Comunidades Educativas y Comunidades en general

RESULTADO: Brindar capacitación por medio de instrumentos (talleres, charlas, foros, seminarios, entre otros) que beneficien el mayor número de miembros de las comunidades, en actividades preventivas que permita su participación activa en el ámbito social y situacional, y buscar crear en esas comunidades cultura de paz

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	25.746.056					25.746.056
4.02	Materiales, suministros y mercancías	2.254.330					2.254.330
4.03	Servicios no personales	1.263.655					1.263.655
	TOTAL	**29.264.041**					**29.264.041**

PROYECTO: COD. N.E: 118779 COD. PPTO: 260124000 Inspección y fiscalización a las empresas de vigilancia y seguridad privada en todo el territorio nacional

UNIDAD DE MEDIDA: Inspección y Fiscalización

CANTIDAD: Fem.(0) Mas.(0) Total (625)

ASIGNACIÓN PRESUPUESTARIA: 3.224.232

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Regular a las empresas que prestan servicios de vigilancia y seguridad privada en todo el país

OBJETIVOS ESPECÍFICOS: Aplicar planes de inspección y fiscalización a las empresas de vigilancia y seguridad privada en todo el territorio nacional

RESULTADO: Mediante este proyecto se tiene previsto el control y regulación de las empresas que prestan servicios de vigilancia y seguridad privada, a fin de ofrecerle a la comunidad un excelente servicio.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.010.662					2.010.662
4.02	Materiales, suministros y mercancías	488.253					488.253
4.03	Servicios no personales	543.817					543.817
4.04	Activos reales	181.500					181.500
	TOTAL	**3.224.232**					**3.224.232**

PROYECTO: COD. N.E: 118267 COD. PPTO: 260127000 Formación de promotores en materia de Derechos Humanos

UNIDAD DE MEDIDA: Persona Capacitada

CANTIDAD: Fem.(0) Mas.(0) Total (5.000)

ASIGNACIÓN PRESUPUESTARIA: 5.324.640

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Promover una ética, cultura y educación liberadora y solidaria

OBJETIVOS ESPECÍFICOS: Promocionar, defender y vigilar la garantía de los Derechos Humanos en todos los entes que dependen del MPPRIJ, de las instituciones gubernamentales y grupos especiales a nivel nacional.

RESULTADO: Promotores formados y ciudadanos atendidos los cuales pasarán a ser entes multiplicadores de conocimiento hacia sus respectivas áreas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	5.260.735					5.260.735
4.02	Materiales, suministros y mercancías	10.351					10.351
4.03	Servicios no personales	53.554					53.554
	TOTAL	**5.324.640**					**5.324.640**

PROYECTO: COD. N.E: 117570 COD. PPTO: 260128000 Fortalecimiento del Cuerpo de Policía Nacional Bolivariana a Nivel Nacional

UNIDAD DE MEDIDA: Porcentaje

CANTIDAD: Fem.(0) Mas.(0) Total (20)

ASIGNACIÓN PRESUPUESTARIA: 1.284.375.953

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Garantizar la seguridad ciudadana, el cumplimiento de la ley y el libre ejercicio de los derechos y libertades fundamentales de todos los ciudadanos y ciudadanas en el territorio nacional

OBJETIVOS ESPECÍFICOS: Fortalecer el actual despliegue del Cuerpo de Policía Nacional Bolivariana en los estados Anzoátegui, Aragua, Carabobo, Lara, Miranda, Táchira, Zulia y el Distrito Capital de la República Bolivariana de Venezuela con el propósito de garantizar la seguridad, el cumplimiento de la ley y el libre ejercicio de los derechos y libertades fundamentales consagradas en la Constitución

RESULTADO: Disminución en un 20% de los homicidios en las áreas de incidencia en los estados en los que se encuentra desplegado el Cuerpo de Policía Nacional Bolivariana

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.252.806.586					1.252.806.586
4.02	Materiales, suministros y mercancías	19.293.215					19.293.215
4.03	Servicios no personales	10.617.393					10.617.393
4.04	Activos reales	1.658.759					1.658.759
	TOTAL	**1.284.375.953**					**1.284.375.953**

PROYECTO: COD. N.E: 117847 COD. PPTO: 260129000 Red Digital de Aprendizaje Bomberil para los Cuerpos de Bomberos de la República Bolivariana de Venezuela

UNIDAD DE MEDIDA: Capacitación

CANTIDAD: Fem.(11) Mas.(10) Total (21)

ASIGNACIÓN PRESUPUESTARIA: 1.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Fortalecimiento de las relaciones políticas, económicas y sociales entre el Ejecutivo Nacional, Poderes Nacionales y Sociedad Civil.

OBJETIVOS ESPECÍFICOS: Capacitar 21 Bomberos a nivel nacional con un perfil integral que servirán de agentes multiplicadores de información, a través de cursos virtuales preparados en materia de tecnologia de información y comunicación.

RESULTADO: 21 Bomberos a nivel nacional capacitados y articulados en materia de tecnología de información en la gestión de riesgo.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	665.665					665.665
4.02	Materiales, suministros y mercancías	154.561					154.561
4.03	Servicios no personales	112.763					112.763
4.04	Activos reales	67.011					67.011
	TOTAL	**1.000.000**					**1.000.000**

PROYECTO: COD. N.E: 117991 COD. PPTO: 260130000 Garantizar el esclarecimiento de los delitos con mayor incidencia en el Territorio Nacional

UNIDAD DE MEDIDA: Expediente

CANTIDAD: Fem.(0) Mas.(0) Total (35.738)

ASIGNACIÓN PRESUPUESTARIA: 738.594.515

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Apoyar las políticas del Estado a través de estrategias dirigidas a la reducción de delitos en todas sus modalidades

OBJETIVOS ESPECÍFICOS: Implementar planes estratégicos que contribuyan en la investigación criminal enfocados en el esclarecimiento de los nueve (09) delitos con mayor incidencia dentro del Territorio Nacional

RESULTADO: El proyecto es un servicio que contribuye a la resolución de los diferentes expedientes penales que son denunciados por la ciudadanía

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	672.526.218					672.526.218
4.02	Materiales, suministros y mercancías	11.496.555					11.496.555
4.03	Servicios no personales	34.260.067					34.260.067
4.04	Activos reales	18.411.675					18.411.675
4.06	Gastos de defensa y seguridad del estado	1.400.000					1.400.000
4.07	Transferencias y donaciones	500.000					500.000
	TOTAL	738.594.515					738.594.515

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	500.000					500.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	500.000					500.000
4.07.02.01.00	Transferencias corrientes al exterior	500.000					500.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	500.000					500.000
	- I0119 Organización Internacional de Policía (INTERPOL)	500.000					500.000

PROYECTO: COD. N.E: 117970 COD. PPTO: 260131000 Difundir las directrices que norman el nuevo modelo policial y su estandarización a nivel nacional

UNIDAD DE MEDIDA: Política / Informe

CANTIDAD: Fem.(0) Mas.(0) Total (2)

ASIGNACIÓN PRESUPUESTARIA: 35.000.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Fortalecimiento del sistema de seguridad ciudadana

OBJETIVOS ESPECÍFICOS: Implantar un proceso de adecuación de los cuerpos de policía al nuevo modelo policial, y la difusión de sus normas y estándares a nivel nacional.

RESULTADO: Políticas, proyectos de resoluciones, protocolos, asistencia técnica, estándares, diseño participativo de políticas, guías pedagógicas, sistematización, diseminación de información, insumo para la toma de decisiones.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	28.246.052					28.246.052
4.02	Materiales, suministros y mercancías	1.387.595					1.387.595
4.03	Servicios no personales	5.316.353					5.316.353
4.04	Activos reales	50.000					50.000
	TOTAL	**35.000.000**					**35.000.000**

PROYECTO:	COD. N.E: 117797 COD. PPTO: 260132000 Formular escenarios de acción que faciliten al Ejecutivo Nacional la toma de decisiones estratégicas.
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.(0) Mas.(0) Total (1.200)
ASIGNACIÓN PRESUPUESTARIA:	20.000.000
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Realizar estudios sobre los aspectos que puedan amenazar el desarrollo estable de la Nación a objeto de elevar la eficacia y eficiencia de la gestión del poder público.
OBJETIVOS ESPECÍFICOS:	Lograr que a través del CESNA, el Ejecutivo Nacional cuente con elementos de apoyo que faciliten la toma de decisiones estratégicas para proteger los intereses y objetivos vitales de la nación.
RESULTADO:	Exponer hechos o proponer escenarios de acción para la toma de decisiones que faciliten el efectivo cumplimiento de las políticas públicas en servicio de la soberanía popular.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	14.000.000					14.000.000
4.02	Materiales, suministros y mercancías	2.169.500					2.169.500
4.03	Servicios no personales	2.315.000					2.315.000
4.04	Activos reales	190.500					190.500
4.06	Gastos de defensa y seguridad del estado	1.325.000					1.325.000
	TOTAL	**20.000.000**					**20.000.000**

PROYECTO: COD. N.E: 117910 COD. PPTO: 260133000 Ampliación del sistema de seguridad por cámaras de tele-vigilancia en el Área Metropolitana de Caracas

UNIDAD DE MEDIDA: Cámara

CANTIDAD: Fem.(0) Mas.(0) Total (33)

ASIGNACIÓN PRESUPUESTARIA: 4.000.000

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Aumentar los indices de seguridad y suprema felicidad en la población

OBJETIVOS ESPECÍFICOS: Aumentar los niveles de seguridad mediante la instalación de cámaras de tele vigilancia con la finalidad de monitorear los espacios públicos de las parroquias Caricuao, Antímano, San Agustín, El Valle, Catedral y La Pastora.

RESULTADO: Ampliar la red de tele vigilancia a través de la adquisición cámaras que permiten el monitoreo de los espacios públicos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.000.000					2.000.000
4.02	Materiales, suministros y mercancías	26.400					26.400
4.03	Servicios no personales	916.813					916.813
4.04	Activos reales	1.056.787					1.056.787
	TOTAL	**4.000.000**					**4.000.000**

PROYECTO: COD. PPTO: 269999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total (904.123.714)

ASIGNACIÓN PRESUPUESTARIA: 904.123.714

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Construir un sector público al servicio del ciudadano, que conduzca a la transformación de la sociedad.

OBJETIVOS ESPECÍFICOS: Aportar los recursos para coadyuvar a la Construcción de un sector público al servicio del ciudadano, que conduzca a la transformación de la sociedad.

RESULTADO: 904.123.714

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	904.123.714					904.123.714
	TOTAL	**904.123.714**					**904.123.714**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	904.123.714					904.123.714
4.07.01.00.00	Transferencias y donaciones corrientes internas	904.123.714					904.123.714

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.01.03.00	Transferencias corrientes internas al sector público	904.123.714					904.123.714
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	791.903.539					791.903.539
	- A0145 Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganíqueles	1.436.910					1.436.910
	- A0423 Fundación Misión Identidad	67.540.135					67.540.135
	- A1342 Servicio Administrativo de Identificación, Migración y Extranjería (SAIME)	95.909.347					95.909.347
	- A1358 Universidad Nacional Experimental de la Seguridad (UNES)	410.000.000					410.000.000
	- A1605 Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)	217.017.147					217.017.147
4.07.01.03.05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	112.220.175					112.220.175
	- A0054 Instituto Autónomo de Previsión Social del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas	112.220.175					112.220.175

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	548.731.360					548.731.360
4.03	Servicios no personales	5.982.833					5.982.833
	TOTAL	554.714.193					554.714.193

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	27.455.630					27.455.630
4.03	Servicios no personales	83.079.532					83.079.532
4.04	Activos reales	20.860.274					20.860.274
4.06	Gastos de defensa y seguridad del estado	55.791.237					55.791.237
4.07	Transferencias y donaciones	227.215.414					227.215.414
4.11	Disminución de pasivos	19.490.339					19.490.339
	TOTAL	433.892.426					433.892.426

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	224.846.222					224.846.222
4.07.01.00.00	Transferencias y donaciones corrientes internas	224.846.222					224.846.222
4.07.01.03.00	Transferencias corrientes internas al sector público	224.846.222					224.846.222
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	224.846.222					224.846.222
	- A0145 Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganiqueles	1.659.248					1.659.248
	- A0220 Servicio Nacional de Administración y Enajenación de Bienes Asegurados o Incautados, Confiscados y Decomisados	5.000.000					5.000.000
	- A0423 Fundación Misión Identidad	46.648.817					46.648.817
	- A0498 Fundación para la Asistencia Social de la Policia Metropolitana (FUNDAPOL)	300.000					300.000
	- A1342 Servicio Administrativo de Identificación, Migración y Extranjería (SAIME)	47.125.141					47.125.141

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A1358 Universidad Nacional Experimental de la Seguridad (UNES)	100.000.000					100.000.000
	- A1605 Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)	24.113.016					24.113.016

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	152.500					152.500
4.07.01.00.00	Transferencias y donaciones corrientes internas	152.500					152.500
4.07.01.01.00	Transferencias corrientes internas al sector privado	152.500					152.500
4.07.01.01.76	Subsidios a entidades religiosas	130.000					130.000
	- S0871 Otras ayudas para reparar edificaciones Eclesiásticas	130.000					130.000
4.07.01.01.99	Otras transferencias corrientes internas al sector privado	22.500					22.500
	- S0932 Sociedad Bolivariana	22.500					22.500

ACCIÓN CENTRALIZADA: Previsión y protección social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	194.626.148					194.626.148
	TOTAL	**194.626.148**					**194.626.148**

ACCIÓN CENTRALIZADA: Asignaciones predeterminadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	60.333.929.609					60.333.929.609
	TOTAL	**60.333.929.609**					**60.333.929.609**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	60.333.929.609					60.333.929.609
4.07.01.00.00	Transferencias y donaciones corrientes internas	100.000.000					100.000.000
4.07.01.03.00	Transferencias corrientes internas al sector público	100.000.000					100.000.000
4.07.01.03.10	Transferencias corrientes al Poder Estadal	100.000.000					100.000.000
	- E7700 Territorio Insular Francisco de Miranda	100.000.000					100.000.000
4.07.05.00.00	Situado	60.183.929.609					60.183.929.609
4.07.05.01.00	Situado Constitucional	60.183.929.609					60.183.929.609
4.07.05.01.01	Situado Estadal	48.147.143.687					48.147.143.687
	- E5000 Distrito Capital	2.971.976.358					2.971.976.358
	- E5100 Estado Amazonas	785.787.506					785.787.506
	- E5200 Estado Anzoátegui	2.414.652.680					2.414.652.680

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E5300 Estado Apure	1.209.982.194					1.209.982.194
	- E5400 Estado Aragua	2.617.764.142					2.617.764.142
	- E5500 Estado Barinas	1.556.806.304					1.556.806.304
	- E5600 Estado Bolívar	2.504.578.570					2.504.578.570
	- E5700 Estado Carabobo	3.320.898.421					3.320.898.421
	- E5800 Estado Cojedes	977.607.795					977.607.795
	- E5900 Estado Delta Amacuro	796.285.101					796.285.101
	- E6000 Estado Falcón	1.717.409.885					1.717.409.885
	- E6100 Estado Guárico	1.530.556.729					1.530.556.729
	- E6200 Estado Lara	2.798.611.806					2.798.611.806
	- E6300 Estado Mérida	1.651.885.985					1.651.885.985
	- E6400 Estado Miranda	4.074.869.805					4.074.869.805
	- E6500 Estado Monagas	1.677.404.572					1.677.404.572

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E6600 Estado Nueva Esparta	1.131.396.658	-				1.131.396.658
	- E6700 Estado Portuguesa	1.694.522.402					1.694.522.402
	- E6800 Estado Sucre	1.727.526.338					1.727.526.338
	- E6900 Estado Táchira	2.061.914.732					2.061.914.732
	- E7000 Estado Trujillo	1.489.202.333					1.489.202.333
	- E7100 Estado Yaracuy	1.352.037.269					1.352.037.269
	- E7200 Estado Zulia	5.092.730.726					5.092.730.726
	- E7300 Estado Vargas	990.735.376					990.735.376
4.07.05.01.02	Situado Municipal	12.036.785.922					12.036.785.922
	- E5001 Municipio Libertador	668.694.680					668.694.680
	- E5101 Municipio Atures	79.273.150					79.273.150
	- E5102 Municipio Alto Orinoco	24.184.040					24.184.040
	- E5103 Municipio Atabapo	21.498.561					21.498.561

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E5104 Municipio Autana	19.051.754					19.051.754
	- E5105 Municipio Guainía	14.618.322					14.618.322
	- E5106 Municipio Manapiare	21.329.322					21.329.322
	- E5107 Municipio Río Negro	16.491.728					16.491.728
	- E5201 Municipio Anaco	39.338.731					39.338.731
	- E5202 Municipio Aragua	21.367.720					21.367.720
	- E5203 Municipio Simón Bolívar	100.924.057					100.924.057
	- E5204 Municipio Manuel Ezequiel Bruzual	20.522.654					20.522.654
	- E5205 Municipio Francisco del Carmen Carvajal	15.599.309					15.599.309
	- E5206 Municipio Juan Manuel Cajigal	16.772.486					16.772.486
	- E5207 Municipio Diego Bautista Urbaneja	18.474.485					18.474.485
	- E5208 Municipio Pedro Maria Freites	33.455.070					33.455.070

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E5209 Municipio San José de Guanipa	29.198.542					29.198.542
	- E5210 Municipio Guanta	19.273.595					19.273.595
	- E5211 Municipio Independencia	23.323.162					23.323.162
	- E5212 Municipio Libertad	17.229.396					17.229.396
	- E5213 Municipio Francisco de Miranda	25.323.035					25.323.035
	- E5214 Municipio José Gregorio Monagas	22.914.917					22.914.917
	- E5215 Municipio Fernando de Peñalver	19.540.931					19.540.931
	- E5216 Municipio Piritu	18.453.611					18.453.611
	- E5217 Municipio Simón Rodríguez	51.876.086					51.876.086
	- E5218 Municipio Juán Antonio Sotillo	63.706.513					63.706.513
	- E5219 Municipio San Juan de Capistrano	14.826.164					14.826.164
	- E5220 Municipio Sir Mac Gregor	15.575.535					15.575.535

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E5221 Municipio Santa Ana	15.967.171					15.967.171
	- E5301 Municipio Achaguas	43.371.625					43.371.625
	- E5302 Municipio Biruaca	37.380.944					37.380.944
	- E5303 Municipio Muñoz	30.537.452					30.537.452
	- E5304 Municipio Páez	58.021.844					58.021.844
	- E5305 Municipio Pedro Camejo	33.529.161					33.529.161
	- E5306 Municipio Rómulo Gallegos	29.478.911					29.478.911
	- E5307 Municipio San Fernando	70.175.612					70.175.612
	- E5401 Municipio Sucre	40.014.686					40.014.686
	- E5402 Municipio Bolivar	24.702.544					24.702.544
	- E5403 Municipio Camatagua	23.551.766					23.551.766
	- E5404 Municipio Girardot	101.795.704					101.795.704
	- E5405 Municipio José Angel Lamas	23.394.754					23.394.754

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E5406 Municipio José Felix Ribas	49.315.943					49.315.943
	- E5407 Municipio Libertador	33.811.658					33.811.658
	- E5408 Municipio Santiago Mariño	57.637.257					57.637.257
	- E5409 Municipio Mario Briceño Iragorry	35.871.766					35.871.766
	- E5410 Municipio San Casimiro	23.854.570					23.854.570
	- E5411 Municipio San Sebastián	23.268.122					23.268.122
	- E5412 Municipio Santos Michelena	26.354.480					26.354.480
	- E5413 Municipio Tovar	21.226.346					21.226.346
	- E5414 Municipio Urdaneta	30.061.538					30.061.538
	- E5415 Municipio Zamora	48.650.625					48.650.625
	- E5416 Municipio José Rafael Revenga	27.143.592					27.143.592
	- E5417 Municipio Francisco Linares Alcántara	43.861.537					43.861.537

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E5418 Municipio Ocumare de la Costa de Oro	19.924.147					19.924.147
	- E5501 Municipio Alberto Arvelo Torrealba	23.882.095					23.882.095
	- E5502 Municipio Antonio José de Sucre	35.587.763					35.587.763
	- E5503 Municipio Arismendi	23.441.704					23.441.704
	- E5504 Municipio Barinas	97.806.364					97.806.364
	- E5505 Municipio Bolivar	27.541.097					27.541.097
	- E5506 Municipio Cruz Paredes.	21.612.832					21.612.832
	- E5507 Municipio Ezequiel Zamora	30.256.427					30.256.427
	- E5508 Municipio Obispos	23.879.000					23.879.000
	- E5509 Municipio Pedraza	34.851.512					34.851.512
	- E5510 Municipio Rojas	25.940.001					25.940.001
	- E5511 Municipio Sosa	24.059.631					24.059.631

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E5512 Municipio Andrés Eloy Blanco	20.343.150					20.343.150
	- E5601 Municipio Caroní	182.164.299					182.164.299
	- E5602 Municipio Cedeño	50.956.370					50.956.370
	- E5603 Municipio El Callao	31.269.827					31.269.827
	- E5604 Municipio Gran Sabana	37.353.537					37.353.537
	- E5605 Municipio Heres	96.363.301					96.363.301
	- E5606 Municipio Piar	49.265.620					49.265.620
	- E5607 Municipio Raúl Leoni	43.497.431					43.497.431
	- E5608 Municipio Roscio	31.472.307					31.472.307
	- E5609 Municipio Sifontes	36.976.610					36.976.610
	- E5610 Municipio Sucre	37.935.667					37.935.667
	- E5611 Municipio Padre Pedro Chien	28.889.673					28.889.673
	- E5701 Municipio Bejuma	39.607.484					39.607.484

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E5702 Municipio Carlos Arvelo	62.381.692					62.381.692
	- E5703 Municipio Diego Ibarra	48.035.269					48.035.269
	- E5704 Municipio Guacara	61.304.432					61.304.432
	- E5705 Municipio Juan José Mora	43.147.071					43.147.071
	- E5706 Municipio Miranda	33.461.632					33.461.632
	- E5707 Municipio Montalbán	32.196.896					32.196.896
	- E5708 Municipio Puerto Cabello	66.285.920					66.285.920
	- E5709 Municipio San Joaquín	40.229.155					40.229.155
	- E5710 Municipio Valencia	183.424.342					183.424.342
	- E5711 Municipio Libertador	65.627.494					65.627.494
	- E5712 Municipio Los Guayos	57.883.159					57.883.159
	- E5713 Municipio Naguanagua	53.812.803					53.812.803
	- E5714 Municipio San Diego	42.827.257					42.827.257

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E5801 Municipio Anzoátegui	19.455.221					19.455.221
	- E5802 Municipio Falcón	50.996.086					50.996.086
	- E5803 Municipio Girardot	19.282.511					19.282.511
	- E5804 Municipio Pao de San Juan Bautista	22.836.001					22.836.001
	- E5805 Municipio Ricaurte	17.932.740					17.932.740
	- E5806 Municipio San Carlos	52.818.297					52.818.297
	- E5807 Municipio Tinaco	25.831.151					25.831.151
	- E5808 Municipio Lima Blanco	16.016.374					16.016.374
	- E5809 Municipio Rómulo Gallegos	19.233.567					19.233.567
	- E5901 Municipio Tucupita	82.692.260					82.692.260
	- E5902 Municipio Antonio Díaz	46.693.548					46.693.548
	- E5903 Municipio Casacoima	42.093.335					42.093.335
	- E5904 Municipio Pedernales	27.592.131					27.592.131

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E6001 Municipio Acosta	12.567.757					12.567.757
	- E6002 Municipio Bolívar	9.947.255					9.947.255
	- E6003 Municipio Buchivacoa	15.272.843					15.272.843
	- E6004 Municipio Cacique Manaure	10.390.860					10.390.860
	- E6005 Municipio Carirubana	67.809.163					67.809.163
	- E6006 Municipio Colina	18.610.195					18.610.195
	- E6007 Municipio Dabajuro	13.508.447					13.508.447
	- E6008 Municipio Democracia	11.954.157					11.954.157
	- E6009 Municipio Falcón	20.740.954					20.740.954
	- E6010 Municipio Federación	15.533.625					15.533.625
	- E6011 Municipio Jacura	12.367.423					12.367.423
	- E6012 Municipio Unión	12.366.938					12.366.938
	- E6013 Municipio Los Taques	16.268.389					16.268.389

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E6014 Municipio Mauroa	15.743.144					15.743.144
	- E6015 Municipio Miranda	59.119.878					59.119.878
	- E6016 Municipio Monseñor Iturriza	13.489.345					13.489.345
	- E6017 Municipio Palmasola	9.801.107					9.801.107
	- E6018 Municipio Petit	11.722.794					11.722.794
	- E6019 Municipio Píritu	10.921.480					10.921.480
	- E6020 Municipio San Francisco	10.543.966					10.543.966
	- E6021 Municipio Silva	16.330.873					16.330.873
	- E6022 Municipio Zamora	15.592.474					15.592.474
	- E6023 Municipio Sucre	9.523.392					9.523.392
	- E6024 Municipio Tocópero	9.034.804					9.034.804
	- E6025 Municipio Urumaco	10.191.210					10.191.210
	- E6101 Municipio Camaguán	18.198.518					18.198.518

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E6102 Municipio Chaguaramas	15.655.390					15.655.390
	- E6103 Municipio El Socorro	16.546.558					16.546.558
	- E6104 Municipio Leonardo Infante	44.727.582					44.727.582
	- E6105 Municipio Las Mercedes	20.953.365					20.953.365
	- E6106 Municipio Julián Mellado	19.682.912					19.682.912
	- E6107 Municipio Francisco de Miranda	52.143.496					52.143.496
	- E6108 Municipio José Tadeo Monagas	32.443.483					32.443.483
	- E6109 Municipio Ortiz	18.837.249					18.837.249
	- E6110 Municipio José Felix Ribas	23.883.390					23.883.390
	- E6111 Municipio Juan Germán Roscio	44.062.919					44.062.919
	- E6112 Municipio Santa María de Ipire	15.696.354					15.696.354
	- E6113 Municipio San José de Guaribe	14.239.751					14.239.751
	- E6114 Municipio Pedro Zaraza	26.978.140					26.978.140

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E6115 Municipio San Gerónimo de Guayabal	18.590.076					18.590.076
	- E6201 Municipio Andrés Eloy Blanco	46.416.244					46.416.244
	- E6202 Municipio Crespo	46.205.693					46.205.693
	- E6203 Municipio Iribarren	239.042.693					239.042.693
	- E6204 Municipio Jiménez	56.124.165					56.124.165
	- E6205 Municipio Morán	63.926.944					63.926.944
	- E6206 Municipio Palavecino	65.925.245					65.925.245
	- E6207 Municipio Simón Planas	43.707.556					43.707.556
	- E6208 Municipio Torres	84.602.414					84.602.414
	- E6209 Municipio Urdaneta	53.701.998					53.701.998
	- E6301 Municipio Alberto Adriani	41.284.461					41.284.461
	- E6302 Municipio Andrés Bello	12.300.750					12.300.750
	- E6303 Municipio Antonio Pinto Salinas	14.815.466					14.815.466

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E6304 Municipio Aricagua	10.523.946					10.523.946
	- E6305 Municipio Arzobispo Chacón	14.344.750					14.344.750
	- E6306 Municipio Campo Elias	34.385.122					34.385.122
	- E6307 Municipio Caracciolo Parra Olmedo	16.506.770					16.506.770
	- E6308 Municipio Cardenal Quintero	11.119.790					11.119.790
	- E6309 Municipio Guaraque	11.499.904					11.499.904
	- E6310 Municipio Julio César Salas	12.383.062					12.383.062
	- E6311 Municipio Justo Briceño	10.663.477					10.663.477
	- E6312 Municipio Libertador	64.767.692					64.767.692
	- E6313 Municipio Miranda	14.321.554					14.321.554
	- E6314 Municipio Obispo Ramos de Lora	14.848.331					14.848.331
	- E6315 Municipio Padre Noguera	9.214.807					9.214.807

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E6316 Municipio Pueblo Llano	11.205.752					11.205.752
	- E6317 Municipio Rangel	13.334.509					13.334.509
	- E6318 Municipio Rivas Dávila	13.031.390					13.031.390
	- E6319 Municipio Santos Marquina	12.718.875					12.718.875
	- E6320 Municipio Sucre	23.540.715					23.540.715
	- E6321 Municipio Tovar	17.606.951					17.606.951
	- E6322 Municipio Tulio Febres Cordero	18.137.087					18.137.087
	- E6323 Municipio Zea	10.416.335					10.416.335
	- E6401 Municipio Acevedo	49.935.472					49.935.472
	- E6402 Municipio Andrés Bello	27.136.045					27.136.045
	- E6403 Municipio Baruta	68.263.753					68.263.753
	- E6404 Municipio Brión	35.504.519					35.504.519
	- E6405 Municipio Carrizal	31.620.400					31.620.400

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E6406 Municipio Cristóbal Rojas	39.999.864					39.999.864
	- E6407 Municipio Buroz	27.879.962					27.879.962
	- E6408 Municipio Chacao	30.210.814					30.210.814
	- E6409 Municipio Guaicaipuro	77.222.287					77.222.287
	- E6410 Municipio El Hatillo	31.019.262					31.019.262
	- E6411 Municipio Independencia	53.072.758					53.072.758
	- E6412 Municipio Lander	49.382.544					49.382.544
	- E6413 Municipio Los Salias	35.886.829					35.886.829
	- E6414 Municipio Páez	35.176.456					35.176.456
	- E6415 Municipio Paz Castillo	45.632.098					45.632.098
	- E6416 Municipio Pedro Gual	31.869.710					31.869.710
	- E6417 Municipio Plaza	66.248.143					66.248.143
	- E6418 Municipio Simón Bolívar	30.181.856					30.181.856

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E6419 Municipio Sucre	119.287.270					119.287.270
	- E6420 Municipio Urdaneta	47.003.423					47.003.423
	- E6421 Municipio Zamora	58.541.643					58.541.643
	- E6501 Municipio Acosta	19.283.484					19.283.484
	- E6502 Municipio Bolívar	26.223.822					26.223.822
	- E6503 Municipio Caripe	23.907.885					23.907.885
	- E6504 Municipio Cedeño	24.613.940					24.613.940
	- E6505 Municipio Ezequiel Zamora	31.224.294					31.224.294
	- E6506 Municipio Libertador	28.361.555					28.361.555
	- E6507 Municipio Maturín	138.578.424					138.578.424
	- E6508 Municipio Piar	27.672.887					27.672.887
	- E6509 Municipio Punceres	22.338.055					22.338.055
	- E6510 Municipio Sotillo	21.842.957					21.842.957

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E6511 Municipio Aguasay	19.856.327					19.856.327
	- E6512 Municipio Santa Barbara	17.394.595					17.394.595
	- E6513 Municipio Uracoa	18.052.917					18.052.917
	- E6601 Municipio Antolín del Campo	20.404.035					20.404.035
	- E6602 Municipio Arismendi	21.280.971					21.280.971
	- E6603 Municipio Díaz	32.596.516					32.596.516
	- E6604 Municipio García	29.916.190					29.916.190
	- E6605 Municipio Gómez	23.578.269					23.578.269
	- E6606 Municipio Maneiro	25.774.469					25.774.469
	- E6607 Municipio Marcano	22.486.794					22.486.794
	- E6608 Municipio Mariño	42.920.937					42.920.937
	- E6609 Municipio Peninsula de Macanao	22.835.751					22.835.751
	- E6610 Municipio Tubores	26.176.721					26.176.721

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E6611 Municipio Villalba	14.878.512					14.878.512
	- E6701 Municipio Agua Blanca	18.833.606					18.833.606
	- E6702 Municipio Araure	48.550.347					48.550.347
	- E6703 Municipio Esteller	25.821.699					25.821.699
	- E6704 Municipio Guanare	64.029.852					64.029.852
	- E6705 Municipio Guanarito	27.050.819					27.050.819
	- E6706 Municipio Monseñor José Vicente de Unda	20.209.215					20.209.215
	- E6707 Municipio Ospino	27.663.270					27.663.270
	- E6708 Municipio Páez	58.765.205					58.765.205
	- E6709 Municipio Papelón	20.346.149					20.346.149
	- E6710 Municipio San Genaro de Boconoito	20.430.902					20.430.902
	- E6711 Municipio San Rafael de Onoto	18.115.529					18.115.529

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E6712 Municipio Santa Rosalía	18.369.119					18.369.119
	- E6713 Municipio Sucre	24.439.837					24.439.837
	- E6714 Municipio Turén	31.005.051					31.005.051
	- E6801 Municipio Andrés Eloy Blanco	20.426.071					20.426.071
	- E6802 Municipio Andrés Mata	19.329.387					19.329.387
	- E6803 Municipio Arismendi	26.804.969					26.804.969
	- E6804 Municipio Benitez	26.771.683					26.771.683
	- E6805 Municipio Bermúdez	50.609.223					50.609.223
	- E6806 Municipio Bolívar	18.904.207					18.904.207
	- E6807 Municipio Cajigal	18.782.076					18.782.076
	- E6808 Municipio Cruz Salmerón Acosta	23.387.674					23.387.674
	- E6809 Municipio Libertador	15.320.294					15.320.294
	- E6810 Municipio Mariño	19.077.244					19.077.244

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E6811 Municipio Mejía	16.216.458					16.216.458
	- E6812 Municipio Montes	27.927.283					27.927.283
	- E6813 Municipio Ribero	29.812.393					29.812.393
	- E6814 Municipio Sucre	96.088.191					96.088.191
	- E6815 Municipio Valdez	22.424.431					22.424.431
	- E6901 Municipio Andrés Bello	12.971.747					12.971.747
	- E6902 Municipio Ayacucho	22.841.560					22.841.560
	- E6903 Municipio Bolívar	22.176.355					22.176.355
	- E6904 Municipio Cárdenas	33.904.538					33.904.538
	- E6905 Municipio Córdoba	16.706.829					16.706.829
	- E6906 Municipio Fernández Feo	20.549.822					20.549.822
	- E6907 Municipio García de Hevia	22.007.054					22.007.054
	- E6908 Municipio Guásimos	18.105.181					18.105.181

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E6909 Municipio Independencia	17.231.376					17.231.376
	- E6910 Municipio Jáuregui	19.817.523					19.817.523
	- E6911 Municipio Junín	27.476.817					27.476.817
	- E6912 Municipio Libertad	14.745.859					14.745.859
	- E6913 Municipio Libertador	14.613.717					14.613.717
	- E6914 Municipio Lobatera	10.703.062					10.703.062
	- E6915 Municipio Michelena	12.724.812					12.724.812
	- E6916 Municipio Panamericano	17.141.362					17.141.362
	- E6917 Municipio Pedro María Ureña	18.648.992					18.648.992
	- E6918 Municipio Samuel Darío Maldonado	12.568.604					12.568.604
	- E6919 Municipio San Cristóbal	65.825.140					65.825.140
	- E6920 Municipio Seboruco	10.331.865					10.331.865
	- E6921 Municipio Sucre	10.584.439					10.584.439

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E6922 Municipio Uribante	15.842.754					15.842.754
	- E6923 Municipio José Maria Vargas	10.398.422					10.398.422
	- E6924 Municipio Antonio Rómulo Costa	10.329.547					10.329.547
	- E6925 Municipio Francisco de Miranda	9.457.712					9.457.712
	- E6926 Municipio Rafael Urdaneta	9.786.131					9.786.131
	- E6927 Municipio Simón Rodriguez	8.573.120					8.573.120
	- E6928 Municipio Torbes	19.378.846					19.378.846
	- E6929 Municipio San Judas Tadeo	10.035.498					10.035.498
	- E7001 Municipio Boconó	34.872.374					34.872.374
	- E7002 Municipio Candelaria	17.846.546					17.846.546
	- E7003 Municipio Carache	18.470.186					18.470.186
	- E7004 Municipio Escuque	16.248.560					16.248.560
	- E7005 Municipio Miranda	16.204.538					16.204.538

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E7006 Municipio Monte Carmelo	13.134.044					13.134.044
	- E7007 Municipio Motatán	13.384.130					13.384.130
	- E7008 Municipio Pampan	22.601.571					22.601.571
	- E7009 Municipio Rafael Rangel	14.525.698					14.525.698
	- E7010 Municipio San Rafael de Carvajal	22.350.244					22.350.244
	- E7011 Municipio Sucre	17.081.573					17.081.573
	- E7012 Municipio Trujillo	23.581.879					23.581.879
	- E7013 Municipio Urdaneta	18.937.000					18.937.000
	- E7014 Municipio Valera	43.147.294					43.147.294
	- E7015 Municipio Andrés Bello	13.302.387					13.302.387
	- E7016 Municipio Bolivar	13.548.203					13.548.203
	- E7017 Municipio Juan Vicente Campo Elias	10.019.108					10.019.108

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E7018 Municipio José Felipe Márquez Cañizalez	11.525.288					11.525.288
	- E7019 Municipio La Ceiba	15.499.649					15.499.649
	- E7020 Municipio Pampanito	16.020.311					16.020.311
	- E7101 Municipio Bolivar	22.919.172					22.919.172
	- E7102 Municipio Bruzual	32.099.083					32.099.083
	- E7103 Municipio José Antonio Páez	16.575.444					16.575.444
	- E7104 Municipio Nirgua	33.566.537					33.566.537
	- E7105 Municipio Peña	38.423.314					38.423.314
	- E7106 Municipio San Felipe	40.173.766					40.173.766
	- E7107 Municipio Sucre	16.227.229					16.227.229
	- E7108 Municipio Urachiche	17.155.556					17.155.556
	- E7109 Municipio Arístide Bastidas	16.936.359					16.936.359
	- E7110 Municipio Cocorote	23.939.062					23.939.062

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E7111 Municipio Independencia	27.634.777					27.634.777
	- E7112 Municipio La Trinidad	15.870.130					15.870.130
	- E7113 Municipio Manuel Monge	15.683.996					15.683.996
	- E7114 Municipio Veroes	20.804.891					20.804.891
	- E7201 Municipio Almirante Padilla	29.476.357					29.476.357
	- E7202 Municipio Baralt	45.577.006					45.577.006
	- E7203 Municipio Cabimas	74.882.513					74.882.513
	- E7204 Municipio Catatumbo	40.571.642					40.571.642
	- E7205 Municipio Colón	55.804.490					55.804.490
	- E7206 Municipio Jesús Enrique Lossada	50.490.607					50.490.607
	- E7207 Municipio La Cañada de Urdaneta	42.882.152					42.882.152
	- E7208 Municipio Lagunillas	67.367.984					67.367.984

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E7209 Municipio Mara	71.117.191					71.117.191
	- E7210 Municipio Maracaibo	274.859.048					274.859.048
	- E7211 Municipio Miranda	46.163.696					46.163.696
	- E7212 Municipio Indigena Bolivariano Guajira	41.786.031					41.786.031
	- E7213 Municipio Machiques de Perijá	61.565.952					61.565.952
	- E7214 Municipio Rosario de Perijá	45.296.311					45.296.311
	- E7215 Municipio Santa Rita	36.681.110					36.681.110
	- E7216 Municipio Sucre	39.070.154					39.070.154
	- E7217 Municipio Valmore Rodríguez	39.188.919					39.188.919
	- E7218 Municipio Francisco Javier Pulgar	36.362.457					36.362.457
	- E7219 Municipio Jesús Maria Semprún	41.156.636					41.156.636
	- E7220 Municipio San Francisco	97.248.129					97.248.129

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- E7221 Municipio Simón Bolívar	35.634.297					35.634.297
	- E7301 Municipio Vargas	247.683.844					247.683.844
	- E7600 Área Metropolitana de Caracas	101.941.753					101.941.753
4.07.07.00.00	Subsidio de capitalidad	50.000.000					50.000.000
4.07.07.01.00	Subsidio de capitalidad	50.000.000					50.000.000
	- E5000 Distrito Capital	50.000.000					50.000.000

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	30.000.000					30.000.000
	TOTAL	**30.000.000**					**30.000.000**

32

Defensoría del Pueblo

DEFENSORÍA DEL PUEBLO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Para el ejercicio económico 2013 la Defensoría del Pueblo dará continuidad al proyecto de Promoción, Divulgación, Defensa y Vigilancia para la atención de personas y colectivos altamente vulnerables en Derechos Humanos.

Con dicho proyecto se ofrece el acompañamiento a personas y colectivos para que cuenten con herramientas que le permitan conocer sus Derechos Humanos fundamentales y de esta manera accionar en la Promoción, Defensa y Vigilancia de los mismos.

Así mismo, bajo las diferentes líneas de acción se proponen ampliar el radio de acción y dirigir sus actividades hacia la atención de personas y colectivos con algún tipo de discapacidad, atención integral a los adultos (as) mayores, equidad e igualdad de género, salud sexual y reproductiva, prevención a la violencia de género, personas privadas de libertad, atención a los pueblos indígenas, así como, mantenerse vigilante en los servicios de transporte, agua, gas y vivienda.

Finalmente, prevé desarrollar actividades de formación e integración de las comunidades a los programas que ejecuta la Defensoría para que establezcan sus necesidades y contribuyan a la generación de políticas públicas.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
118.901	320021000	Promoción, Divulgación, Defensa y Vigilancia para la atención de personas y colectivos altamente vulnerables en Derechos Humanos	Denuncia			36.288	115.796.652			115.796.652
	329999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			4.754.000	4.754.000			4.754.000
						TOTAL	120.550.652			120.550.652

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
320001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	39.468.966			39.468.966
320002000	Gestión administrativa	1.000.000			1.000.000
320003000	Previsión y protección social	2.554.600			2.554.600
320006000	Gestión Auditoria Interna	3.025.796			3.025.796
	TOTAL	46.049.362			46.049.362

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**407**	**330**		**737**	**42.925.601**		**42.925.601**
Altos Funcionarios y de Elección Popular	1			1	223.000		223.000
Alto Nivel y de Dirección	1			1	186.000		186.000
Directivo	53	52		105	10.763.401		10.763.401
Profesional y Técnico	201	111		312	20.730.000		20.730.000
Personal Administrativo	146	109		255	9.297.100		9.297.100
Obrero	5	58		63	1.726.100		1.726.100
Personal Contratado	**84**	**57**		**141**	**5.933.400**		**5.933.400**
Profesional y Técnico	84	57		141	5.933.400		5.933.400
TOTAL	**491**	**387**		**878**	**48.859.001**		**48.859.001**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**8**	**4**	**12**	**741.000**
Empleados	8	4	12	741.000
Jubilados	**9**	**10**	**19**	**1.813.600**
Empleados	9	10	19	1.813.600
TOTAL	**17**	**14**	**31**	**2.554.600**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	142.686.444			142.686.444
4.02	Materiales, suministros y mercancias	1.873.252			1.873.252
4.03	Servicios no personales	12.350.843			12.350.843
4.04	Activos reales	1.380.875			1.380.875
4.07	Transferencias y donaciones	8.308.600			8.308.600
	TOTAL	**166.600.014**			**166.600.014**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	4.754.000			4.754.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	4.754.000			4.754.000
4.07.01.03.00	Transferencias corrientes internas al sector público	4.754.000			4.754.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.754.000			4.754.000
	- A0412 Fundación Juan Vives Suriá	4.754.000			4.754.000

PROYECTO: COD. N.E: 118901 COD. PPTO: 320021000 Promoción, Divulgación, Defensa y Vigilancia para la atención de personas y colectivos altamente vulnerables en Derechos Humanos

UNIDAD DE MEDIDA: Denuncia

CANTIDAD: Fem.(0) Mas.(0) Total(36.288)

ASIGNACIÓN PRESUPUESTARIA: 115.796.652

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Promover, vigilar y defender los derechos humanos, bajo criterios de participación, equidad y corresponsabilidad.

OBJETIVOS ESPECÍFICOS: Extender y ampliar el radio de acción de la Defensoría del Pueblo para la promoción, defensa y vigilancia de los DH, con el fin de proteger a personas y colectivos en situación de vulnerabilidad, haciendo énfasis en los derechos más vulnerados como lo son: derechos civiles, derechos sociales, derechos de la prestación de los servicios públicos, derechos de niños, niñas y adolescentes, derecho de la mujer y derechos de los pueblos indígenas; así como, darle continuidad al plan nacional de promoción y divulgación de los derechos humanos para promover una politica de promoción y divulgación que fortalezca la conciencia y la corresponsabilidad ciudadana con el objeto de alcanzar una mayor aproximación de la conquista de la dignidad de las personas.

RESULTADO: Atención integral y permanente de las personas y colectivos altamente vulnerables, y la promoción de acciones que garanticen el posicionamiento de una cultura de Derechos Humanos a nivel nacional, así como, generar observaciones y recomendaciones a los organismos e instituciones vulneradoras de los derechos humanos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	100.639.552					100.639.552
4.02	Materiales, suministros y mercancías	1.785.715					1.785.715
4.03	Servicios no personales	11.990.510					11.990.510
4.04	Activos reales	1.380.875					1.380.875
	TOTAL	**115.796.652**					**115.796.652**

PROYECTO:	COD. PPTO: 329999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Bolívar
CANTIDAD:	Fem.(0) Mas.(0) Total(4.754.000)
ASIGNACIÓN PRESUPUESTARIA:	4.754.000
DIRECTRIZ ESTRATÉGICA:	No Aplica
OBJETIVO ESTRATÉGICO:	NO DEFINIDO
OBJETIVOS ESPECÍFICOS:	NO DEFINIDO
RESULTADO:	4.754.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	4.754.000					4.754.000
	TOTAL	**4.754.000**					**4.754.000**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	4.754.000					4.754.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	4.754.000					4.754.000
4.07.01.03.00	Transferencias corrientes internas al sector público	4.754.000					4.754.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.754.000					4.754.000
	- A0412 Fundación Juan Vives Suriá	4.754.000					4.754.000

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	39.204.966					39.204.966
4.03	Servicios no personales	264.000					264.000
	TOTAL	**39.468.966**					**39.468.966**

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	1.000.000					1.000.000
	TOTAL	**1.000.000**					**1.000.000**

ACCIÓN CENTRALIZADA: Previsión y protección social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	2.554.600					2.554.600
	TOTAL	**2.554.600**					**2.554.600**

ACCIÓN CENTRALIZADA: Gestión Auditoria Interna
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.841.926					2.841.926
4.02	Materiales, suministros y mercancías	87.537					87.537
4.03	Servicios no personales	96.333					96.333
	TOTAL	**3.025.796**					**3.025.796**

33

Vicepresidencia de la República

VICEPRESIDENCIA DE LA REPÚBLICA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Vicepresidencia de la República Bolivariana de Venezuela, es el órgano responsable de coordinar las políticas públicas, sobre la base de los valores de compromiso institucional, justicia social, ética, excelencia y trabajo en equipo, con trabajadores calificados y comprometidos en lo técnico, político y social, para garantizar la calidad de vida del pueblo venezolano, a partir de las atribuciones que le son conferidas al Vicepresidente Ejecutivo, de acuerdo a los artículos 238 y 239 de la Constitución de la República Bolivariana de Venezuela y 49 de la Ley Orgánica de la Administración Pública, de colaborar con el Presidente o la Presidenta de la República, en la dirección de la acción de gobierno y de presidir el Consejo Federal de Gobierno, así como también, coordinar las relaciones del Ejecutivo Nacional con los estados, los Distritos Metropolitanos, presidir el Consejo de Estado y las que le señale la ley y demás actos normativos.

En el Decreto Presidencial Nº 6.558 de fecha 07 de abril de 2009, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.155 de la misma fecha, se dicta el nuevo Reglamento Orgánico de la Vicepresidencia de la República, donde se establece la estructura orgánica, funcional y distribución de competencias de cada dependencia; así mismo, se adscribe el Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA), como un servicio desconcentrado sin personalidad jurídica; mediante esta estructura organizativa, la Vicepresidencia podrá continuar como una institución estratégica, vigilante de la gestión gubernamental, a través del seguimiento y control de las políticas públicas, de manera eficiente y eficaz, generadora de referentes que contribuyan a la inclusión del individuo, en una sociedad de solidaridad e igualdad.

Por otra parte, según Decreto Presidencial Nº 6.732 de fecha 02 de junio de 2009, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.202 de la misma fecha, reformado según Gaceta Oficial N° 39.644 del 29 de marzo del 2011, se incorporan a la Vicepresidencia de la República, los siguientes entes: Fundación Misión Milagro y la empresa Venezolana de Exportaciones e Importaciones C.A. (Veximca).

Adicionalmente, el Decreto Presidencial Nº 7.435 de fecha 08 de mayo de 2010, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.426 de fecha 18 de mayo de 2010, se dicta la Reforma Parcial del Decreto Nº 7.408 de fecha 04 de mayo de 2010, en el cual se adscriben a la Vicepresidencia de la República los siguientes entes: Fundación para el Desarrollo de la Región Occidental (Fudeco), Corporación de Desarrollo de la Región Central (Corpocentro), Corporación de Desarrollo de la Región de los Llanos (Corpollanos), Corporación de Desarrollo de la Región de los Andes (Corpoandes) y la Corporación de Desarrollo de la Región del Zulia (Corpozulia).

Así mismo, en el Decreto Presidencial Nº 7.588 de fecha 22 de julio de 2010, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.479 de fecha 03 de agosto de 2010, se adscribe a la Vicepresidencia de la República, la Comisión Nacional de Telecomunicaciones (Conatel).

En fecha 24 de noviembre de 2010, fue adscrita a la Vicepresidencia de la República, la empresa Centro Simón Bolívar C.A., mediante Decreto N° 7.841 de fecha 23 de noviembre de 2010, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.559 de la misma fecha, de la cual se ordena posteriormente la supresión y liquidación el 01 de marzo de 2011, mediante Decreto Nº 8.077, publicado en Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.626.

En fecha 27 de octubre de 2010 se adscribe a la Vicepresidencia de la República, la Fundación Pro-Patria 2000, mediante el Decreto Nº 7.764 de fecha 26 de octubre de 2010, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.539 de fecha 27 de octubre de 2010.

En el Decreto Presidencial Nº 8.172 de fecha 25 de abril de 2011, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.660 de fecha 26 de abril de 2011, se adscriben a la Vicepresidencia de la República los siguientes entes: Corporación Socialista del Cacao Venezolano, S.A., Corporación Venezolana del Café y la Empresa de Propiedad Social Algodones del Orinoco, C.A., esto con el fin de garantizar la producción y la distribución de café, cacao y algodón, optimizando su calidad, a los fines de cubrir las necesidades del pueblo y contribuir a alcanzar la seguridad y la soberanía agroalimentaria de la Nación y su exportación.

En el Decreto con Rango, Valor y Fuerza de Ley de Costos y Precios Justos Nº 8.331 de fecha 14 de julio de 2011, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.715, de fecha 18 de julio de 2011, en su artículo 28 se crea la Superintendencia Nacional de Costos y Precios, a fin de combatir y erradicar la especulación, la cual forma parte de la estructura organizativa de la Vicepresidencia de la República.

Finalmente, en el Decreto Presidencial Nº 8.800 de fecha 14 de febrero de 2012, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.874 de fecha 1° de marzo de 2012, se oficializa la creación de la Corporación de Desarrollo Jacinto Lara (Corpolara), como ente descentralizado del Ejecutivo Nacional, a cuyo cargo estará el apoyo a la implementación de las políticas públicas nacionales en los estados Lara, Yaracuy y Portuguesa. La Corporación está adscrita a la Vicepresidencia de la República, ordenándose en su artículo 32, la supresión y liquidación de la Fundación para el Desarrollo de la Región Occidental (Fudeco).

Con el supremo compromiso y voluntad de lograr la mayor eficacia política y calidad revolucionaria en la construcción del socialismo, la refundación de la Nación venezolana, basado en principios humanistas, sustentado en condiciones morales y éticas, que persigue el progreso de la patria y del colectivo, en este contexto, el presupuesto de gastos 2013 de la Vicepresidencia de la República y sus entes adscritos, estará fundamentado en los principios consagrados en nuestra Carta Magna, que promueven la participación y organización de la comunidad, el desarrollo de la contraloría social, la construcción de una nueva ética del servidor público y en las Líneas Generales establecidas en el Proyecto Nacional Simón Bolívar - Primer Plan Socialista- PPS- del Desarrollo Económico y Social de la Nación 2007-2013.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
116.897	330028000	Promocionar entre los funcionarios de la VPR, la aplicación de la normativa legal en materia de control fiscal.	Certificado			100	2.226.242			2.226.242
116.848	330029000	Diseño e implementación de un sistema de gestión de información y datos, para la evaluación de políticas públicas.	Sistema de Información			1	4.860.055			4.860.055
116.760	330030000	Administrar diversas instrucciones y delegaciones encomendadas al Vicepresidente Ejecutivo Fase III	Delegación oficial			10	512.878			512.878
	339999000	Aportes y transferencias para financiar los proyectos de los entes descentralizados.	Bolívar			424.911.964	424.911.964			424.911.964
						TOTAL	432.511.139			432.511.139

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	Presupuesto 2013
330001000	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	223.521.982			223.521.982
330002000	Gestión Administrativa	392.428.989			392.428.989
330003000	Previsión y Protección Social	114.173.703			114.173.703
330006000	Gastos de Funcionamiento de la Comisión Central de Planificación y Entes Adscritos	31.464.234			31.464.234
330007000	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	6.000.000			6.000.000
	TOTAL	**767.588.908**			**767.588.908**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**280**	**386**		**666**	**22.559.945**	**2.640.962**	**25.200.907**
Altos Funcionarios y de Elección Popular		1		1	54.000		54.000
Alto Nivel y de Dirección	42	54		96	6.554.382		6.554.382
Profesional y Técnico	75	65		140	4.263.379	1.112.958	5.376.337
Administrativo	91	79		170	4.436.193	1.105.556	5.541.749
Obrero	72	187		259	7.251.991	422.448	7.674.439
Personal Contratado	**56**	**64**		**120**	**9.716.425**		**9.716.425**
Profesional y Técnico	36	44		80	8.207.311		8.207.311
Obrero	20	20		40	1.509.114		1.509.114
TOTAL	**336**	**450**		**786**	**32.276.370**	**2.640.962**	**34.917.332**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	240.471.969			240.471.969
4.02	Materiales, suministros y mercancias	35.430.121			35.430.121
4.03	Servicios no personales	85.501.490			85.501.490
4.04	Activos reales	35.198.459			35.198.459
4.07	Transferencias y donaciones	802.648.007			802.648.007
4.11	Disminución de pasivos	850.001			850.001
	TOTAL	**1.200.100.047**			**1.200.100.047**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	688.474.304			688.474.304
4.07.01.00.00	Transferencias y donaciones corrientes internas	688.474.304			688.474.304
4.07.01.03.00	Transferencias corrientes internas al sector público	688.474.304			688.474.304
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	688.474.304			688.474.304
	- A0015 Corporación de Desarrollo de la Región Central (Corpocentro)	30.882.281			30.882.281
	- A0016 Corporación de Desarrollo de la Región de los Llanos (Corpollanos)	25.634.588			25.634.588
	- A0018 Corporación de Desarrollo de la Región de los Andes (Corpoandes)	30.384.076			30.384.076
	- A0019 Corporación de Desarrollo de la Región Zuliana (Corpozulia)	56.771.064			56.771.064
	- A0240 Superintendencia Nacional de Costos y Precios	98.189.500			98.189.500
	- A0261 Corporación de Desarrollo Jacinto Lara (Corpolara)	25.564.244			25.564.244
	- A0411 Fundación Pro-Patria 2000	273.562.564			273.562.564
	- A0460 Fundación Misión Milagro	67.892.470			67.892.470
	- A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)	40.819.379			40.819.379
	- A0908 Servicio Nacional de Contrataciones	38.774.138			38.774.138

PROYECTO: COD. N.E: 116897 COD. PPTO: 330028000 Promocionar entre los funcionarios de la VPR, la aplicación de la normativa legal en materia de control fiscal

UNIDAD DE MEDIDA: Certificado

CANTIDAD: Fem.(0) Mas.(0) Total(100)

ASIGNACIÓN PRESUPUESTARIA: 2.226.242

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Promover las normas de control fiscal, entre los funcionarios de la VPR, para salvaguardar el patrimonio público.

OBJETIVOS ESPECÍFICOS: Promover las normas de control fiscal, entre los funcionarios de la VPR, para salvaguardar el patrimonio público.

RESULTADO: Difusión de la normativa legal, sublegal y reglamentaria de control interno y evaluación de la aplicación de la normativa.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	75.200					75.200
4.02	Materiales, suministros y mercancías	547.544					547.544
4.03	Servicios no personales	1.174.498					1.174.498
4.04	Activos reales	429.000					429.000
	TOTAL	**2.226.242**					**2.226.242**

PROYECTO: COD. N.E: 116848 COD. PPTO: 330029000 Diseño e implementación de un sistema de gestión de información y datos para la evaluación de políticas públicas.

UNIDAD DE MEDIDA: Sistema de Información

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 4.860.055

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Funcionamiento de un sistema de información, basado en indicadores para el seguimiento y control de las políticas públicas y decisiones estratégicas, emanadas del Ejecutivo Nacional.

OBJETIVOS ESPECÍFICOS: Funcionamiento de un sistema de información, basado en indicadores para el seguimiento y control de las políticas públicas y decisiones estratégicas, emanadas del Ejecutivo Nacional.

RESULTADO: Sistema de información.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	4.364.055					4.364.055
4.02	Materiales, suministros y mercancías	16.001					16.001
4.03	Servicios no personales	459.999					459.999
4.04	Activos reales	20.000					20.000
	TOTAL	**4.860.055**					**4.860.055**

PROYECTO: COD. N.E: 116760 COD. PPTO: 330030000 Administrar diversas instrucciones y delegaciones encomendadas al Vicepresidente Ejecutivo Fase III

UNIDAD DE MEDIDA: Delegación oficial

CANTIDAD: Fem.(0) Mas.(0) Total(10)

ASIGNACIÓN PRESUPUESTARIA: 512.878

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Coordinar y evaluar la gestión de las comisiones e instrucciones delegadas al Vicepresidente Ejecutivo.

OBJETIVOS ESPECÍFICOS: Coordinar y evaluar la gestión de las comisiones e instrucciones delegadas al Vicepresidente Ejecutivo.

RESULTADO: Delegaciones e instrucciones presidenciales, controladas por la Dirección General de Delegaciones e Instrucciones Presidenciales.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	213.826					213.826
4.03	Servicios no personales	218.968					218.968
4.04	Activos reales	80.084					80.084
	TOTAL	**512.878**					**512.878**

PROYECTO: COD. PPTO: 339999000 Aportes y transferencias para financiar los proyectos de los entes descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: 424.911.964

ASIGNACIÓN PRESUPUESTARIA: 424.911.964

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Aportes y transferencias para financiar los proyectos de los entes descentralizados

OBJETIVOS ESPECÍFICOS: Aportes y transferencias para financiar los proyectos de los entes descentralizados

RESULTADO: 424.911.964

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	424.911.964					424.911.964
	TOTAL	**424.911.964**					**424.911.964**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	424.911.964					424.911.964
4.07.01.00.00	Transferencias y donaciones corrientes internas	424.911.964					424.911.964
4.07.01.03.00	Transferencias corrientes internas al sector público	424.911.964					424.911.964
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	424.911.964					424.911.964
	- A0015 Corporación de Desarrollo de la Región Central (Corpocentro)	18.529.369					18.529.369
	- A0016 Corporación de Desarrollo de la Región de los Llanos (Corpollanos)	15.380.753					15.380.753
	- A0018 Corporación de Desarrollo de la Región de los Andes (Corpoandes)	18.230.446					18.230.446
	- A0240 Superintendencia Nacional de Costos y Precios	58.913.700					58.913.700
	- A0261 Corporación de Desarrollo Jacinto Lara (Corpolara)	15.338.547					15.338.547
	- A0411 Fundación Pro-Patria 2000	236.917.038					236.917.038
	- A0460 Fundación Misión Milagro	13.846.000					13.846.000
	- A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)	24.491.628					24.491.628
	- A0908 Servicio Nacional de Contrataciones	23.264.483					23.264.483

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	220.584.438					220.584.438
4.03	Servicios no personales	2.937.544					2.937.544
TOTAL		**223.521.982**					**223.521.982**

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancias	29.075.289					29.075.289
4.03	Servicios no personales	69.639.099					69.639.099
4.04	Activos reales	29.302.260					29.302.260
4.07	Transferencias y donaciones	263.562.340					263.562.340
4.11	Disminución de pasivos	850.001					850.001
TOTAL		**392.428.989**					**392.428.989**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	263.562.340					263.562.340
4.07.01.00.00	Transferencias y donaciones corrientes internas	263.562.340					263.562.340
4.07.01.03.00	Transferencias corrientes internas al sector público	263.562.340					263.562.340
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	263.562.340					263.562.340
	- A0015 Corporación de Desarrollo de la Región Central (Corpocentro)	12.352.912					12.352.912
	- A0016 Corporación de Desarrollo de la Región de los Llanos (Corpollanos)	10.253.835					10.253.835
	- A0018 Corporación de Desarrollo de la Región de los Andes (Corpoandes)	12.153.630					12.153.630
	- A0019 Corporación de Desarrollo de la Región Zuliana (Corpozulia)	56.771.064					56.771.064
	- A0240 Superintendencia Nacional de Costos y Precios	39.275.800					39.275.800
	- A0261 Corporación de Desarrollo Jacinto Lara (Corpolara)	10.225.697					10.225.697
	- A0411 Fundación Pro-Patria 2000	36.645.526					36.645.526
	- A0460 Fundación Misión Milagro	54.046.470					54.046.470
	- A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)	16.327.751					16.327.751
	- A0908 Servicio Nacional de Contrataciones	15.509.655					15.509.655

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	114.173.703					114.173.703
	TOTAL	**114.173.703**					**114.173.703**

ACCIÓN CENTRALIZADA: Gastos de Funcionamiento de la Comisión Central de Planificación y Entes Adscritos
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	15.448.276					15.448.276
4.02	Materiales, suministros y mercancías	3.327.462					3.327.462
4.03	Servicios no personales	7.321.381					7.321.381
4.04	Activos reales	5.367.115					5.367.115
	TOTAL	**31.464.234**					**31.464.234**

ACCIÓN CENTRALIZADA: Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	2.249.999					2.249.999
4.03	Servicios no personales	3.750.001					3.750.001
	TOTAL	**6.000.000**					**6.000.000**

34

Ministerio del Poder Popular para la Agricultura y Tierras

MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Ministerio del Poder Popular para la Agricultura y Tierras, impulsa el sector agrícola, forestal, acuícola y pesquero en el marco de los lineamientos establecidos en la Constitución de la República Bolivariana de Venezuela y en el Plan de Desarrollo Económico y Social de la Nación 2007-2013, basados en la diversificación del aparato productivo de los distintos sectores de la economía y el aumento de la producción nacional de los rubros estratégicos para coadyuvar a la soberanía y seguridad alimentaria del país.

La política agrícola se orienta al desarrollo de acciones que le garanticen a los pequeños y medianos productores colocar, en condiciones favorables de oportunidad y seguridad, su producción a precios razonables en pro de su sostenimiento socio-económico; quienes a su vez, asegurarán que el producto llegue al consumidor en condiciones de seguridad agroalimentaria y a precios solidarios, basados en las siguientes líneas generales:

- Promover el desarrollo humano familiar y socio-laboral.
- Establecer mecanismos administrativos de control para la socialización de excedentes.
- Impulsar la formación y organización social.
- Fortalecer los mecanismos de creación y desarrollo de empresas de producción social (EPS) y de redes en la economía social.
- Promover el aumento de la productividad, dotación de maquinarias, insumos y servicios para la producción.
- Coordinar la acción del Estado para el desarrollo económico regional y local.
- Focalizar la acción sectorial del Estado.
- Establecer espacios de concertación.
- Capacitar a los productores para la agricultura sustentable.
- Mejorar los servicios de sanidad agropecuaria y de los alimentos.
- Rescatar y ampliar la infraestructura para el medio rural y la producción.
- Consolidar la capacidad del Estado en procesamiento y servicios para transformarla en economía social.
- Fomentar la investigación y desarrollo para garantizar la soberanía alimentaria.

En tal sentido, para el año 2013 el Despacho ejecutará sus acciones centralizadas y proyectos fundamentados en los siguientes objetivos:

- Realizar el diagnóstico de la infraestructura rural, en lo que respecta a la vialidad y sistemas de riego.
- Promover el manejo integrado de cuencas hidrográficas (recursos hídricos, forestales y suelos).
- Promover el plan nacional de semillas y semovientes, así como fortalecer la sanidad agropecuaria.
- Diseñar la ejecución y seguimiento del plan nacional de siembra y producción, incluyendo el financiamiento, los insumos y el mercado.
- Consolidar el plan nacional de consumos de alimentos en el contexto de las necesidades humanas básicas de la población.
- Fortalecer institucionalmente al Ministerio y desarrollar sus talentos.
- Impulsar el desarrollo agroindustrial en el ámbito de la relación entre productores agropecuarios y el comercio agrario.
- Emprender la organización campesina desde la base productiva.

Para cumplir con estos objetivos, el Órgano se basa en las siguientes competencias:

- Viabilizar el acceso de los pequeños y medianos productores a los recursos financieros, para convertir su actividad en generadora de productividad y mejor calidad de vida individual y comunitaria.
- Impulsar, coordinar y efectuar el seguimiento, así como la evaluación de la gestión empresarial agroalimentaria del país, con la finalidad de fomentar el desarrollo del aparato productivo agrario, la seguridad y soberanía agroalimentaria.
- Regular, formular y controlar políticas, planificación y realización de las actividades relacionadas con el fomento, desarrollo y protección de la producción primaria agrícola, vegetal, pecuaria, acuícola, pesquero y forestal.
- Formular políticas, planes y programas para el manejo racional de los suelos con vocación agrícola, conjuntamente con el Ministerio del Poder Popular para el Ambiente.
- Coordinar con los organismos y entes competentes, la formulación, coordinación, seguimiento y evaluación de las políticas de sanidad agropecuaria, insumos agrícolas, maquinarias y equipos para la producción agrícola.
- Dirigir, administrar y manejar programas de compensaciones para el desarrollo competitivo del sector y demás mecanismos e instrumentos establecidos legalmente en beneficio de los productores agrícolas.
- Definir las políticas de administración y distribución de tierras con vocación agrícola, de acuerdo con las estrategias en el uso establecidas en la legislación vigente.
- Regular y controlar la manipulación genética en materia de alimentos y producción primaria, en coordinación con los órganos y entes competentes.
- Autorizar, inspeccionar y controlar los frigoríficos y mataderos industriales, en coordinación con los Ministerios del Poder Popular para la Salud, para el Comercio y para la Alimentación.
- Realizar la movilización de los vegetales, animales o sus partes, a los efectos del control sanitario.
- Participar en las negociaciones internacionales sobre comercio agrícola, en coordinación con los Ministerios del Poder Popular para Relaciones Exteriores, para el Comercio y para la Alimentación.

- Realizar el catastro rural en coordinación con el Ministerio del Poder Popular para el Ambiente.
- Potenciar la participación protagónica de las comunidades rurales y periurbanas del país.
- Fomentar la investigación científica, el desarrollo tecnológico, el asesoramiento y la prestación de servicios especializados en el área, para contribuir al desarrollo sostenible y competitivo del sector agrícola, forestal, pesquero y del medio rural.
- Continuar conjuntamente con los organismos competentes el desarrollo de la infraestructura rural y agrosoporte físico, de acuerdo con los planes y estrategias nacionales de desarrollo.
- Coordinar con los órganos y entes las políticas relacionadas con los sistemas de riego, drenaje y soporte de infraestructura física del sector agropecuario y saneamiento de tierras.
- Definir las políticas pesqueras y acuícolas para fortalecerlas y contribuir a la seguridad alimentaria del país, mediante la promoción y consolidación de las cadenas agroproductivas, priorizando la investigación aplicada en pesca y acuicultura para un ordenamiento adecuado de los recursos.
- Definir conjuntamente con los organismos competentes las estrategias de promoción y captación de inversiones para el desarrollo del sector agrícola.
- Controlar las enfermedades fitosanitaria y zoosanitaria.
- Administrar tierras destinadas al aprovechamiento agrícola.
- Controlar lo relativo a la utilización de fertilizantes, medicamentos veterinarios, vacunas, productos químicos, biológicos y zooterápicos.
- Definir las políticas y estrategias de desarrollo del medio rural vinculado al sector agrícola, para fomentar y estimular la organización y mejoramiento de la calidad de vida de la población rural.

El presupuesto para el año 2013 del Ministerio del Poder Popular para la Agricultura y Tierras alcanza la cantidad de Bs. 3.261.942.774, distribuidos en Bs. 1.141.679.971 para la ejecución de proyectos y Bs. 2.120.262.803 para acciones centralizadas.

Los proyectos cuya ejecución excede el ejercicio presupuestario son los siguientes:

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL (En Bolívares)

Código		Denominación	Fecha inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
N.E	Ppto.								
101396	340017000	Adecuación física de la nueva sede del MPPAT	01-01-09	27-12-13	9.183.113	77.008.088			86.191.201
114819	340020000	Mantenimiento preventivo - correctivo y equipamiento a las Unidades Estadales y sus Oficinas Municipales, adscritas al Ministerio del Poder Popular para la Agricultura y Tierras. Periodo 2012 - 2014	05-01-12	31-12-14	20.000.000	21.155.117	33.536.671		74.691.788
115119	340023000	Programa de estadisticas agricolas (pea-mat)	02-01-12	31-12-14	22.585.410	30.000.000	219.412.360		271.997.770
				TOTAL	51.768.523	128.163.205	252.949.031		432.880.759

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta Unidad de Medida	Meta Cantidad Fem.	Meta Cantidad Masc.	Meta Cantidad Total	Fuente de Financiamiento Recursos Ordinarios	Fuente de Financiamiento Ley Especial de Endeudamiento	Fuente de Financiamiento Otros Ingresos Extraordinarios	Presupuesto 2013
101.396	340017000	Adecuación física de la nueva sede del MPPAT	Metro Cuadrado			25.200	77.008.088			77.008.088
114.819	340020000	Mantenimiento preventivo - correctivo y equipamiento a las Unidades Estadales y sus Oficinas Municipales, adscritas al Ministerio del Poder Popular para la Agricultura y Tierras. Periodo 2012 - 2014	Oficina			134	21.155.117			21.155.117
115.119	340023000	Programa de estadísticas agrícolas (pea-mat)	Encuesta			14.000	30.000.000			30.000.000
	349999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			1.013.516.766	953.973.992	59.542.774		1.013.516.766
						TOTAL	1.082.137.197	59.542.774		1.141.679.971

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento Recursos Ordinarios	Fuente de Financiamiento Ley Especial de Endeudamiento	Fuente de Financiamiento Otros Ingresos Extraordinarios	Presupuesto 2013
340001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	420.481.755			420.481.755
340002000	Gestión administrativa	1.450.302.588			1.450.302.588
340003000	Previsión y protección social	242.928.900			242.928.900
340007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	6.549.560			6.549.560
	TOTAL	2.120.262.803			2.120.262.803

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**1.366**	**1.730**		**3.096**	**39.095.326**	**18.604.200**	**57.699.526**
Altos Funcionarios y de Elección Popular		1		1	9.412	6.200	15.612
Alto Nivel y de Dirección		4		4	31.168	18.000	49.168
Directivo	18	41		59	803.985	410.517	1.214.502
Profesional y Técnico	342	451		793	10.604.682	5.417.764	16.022.446
Personal Administrativo	386	223		609	8.147.831	4.162.542	12.310.373
Personal Médico	10	6		16	229.830	117.177	347.007
Obrero	610	1.004		1.614	19.268.418	8.472.000	27.740.418
Personal Contratado	**873**	**945**		**1.818**	**25.000.000**		**25.000.000**
Personal Administrativo	873	945		1.818	25.000.000		25.000.000
TOTAL	**2.239**	**2.675**		**4.914**	**64.095.326**	**18.604.200**	**82.699.526**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**864**	**700**	**1.564**	**81.714.419**
Empleados	864	700	1.564	81.714.419
Jubilados	**2.100**	**2.590**	**4.690**	**161.214.481**
Obreros	2.100	2.590	4.690	161.214.481
TOTAL	**2.964**	**3.290**	**6.254**	**242.928.900**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	439.564.497			439.564.497
4.02	Materiales, suministros y mercancias	25.276.062			25.276.062
4.03	Servicios no personales	95.660.940			95.660.940
4.04	Activos reales	83.034.557			83.034.557
4.07	Transferencias y donaciones	2.547.205.478	59.542.774		2.606.748.252
4.11	Disminución de pasivos	11.658.466			11.658.466
	TOTAL	**3.202.400.000**	**59.542.774**		**3.261.942.774**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.304.276.578	59.542.774		2.363.819.352
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.414.578.210			1.414.578.210
4.07.01.03.00	Transferencias corrientes internas al sector público	1.414.578.210			1.414.578.210
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.169.219.666			1.169.219.666
	- A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)	254.431.536			254.431.536
	- A0204 Oficina Coordinadora de los Servicios Agropecuarios del Ministerio de la Defensa (O.C.S.A.)	2.120.263			2.120.263
	- A0426 Fundación Tierra Fértil	21.202.628			21.202.628
	- A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)	106.013.140			106.013.140
	- A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)	233.228.908			233.228.908

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- A0933 Instituto Nacional de Desarrollo Rural (INDER)	148.705.519			148.705.519
	- A0935 Instituto Nacional de Tierras (INTI)	254.431.536			254.431.536
	- A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)	149.086.136			149.086.136
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	144.946.718			144.946.718
	- A0245 Empresa de Propiedad Social Valle Los Tacariguas, S.A.	6.360.788			6.360.788
	- A0820 Empresa Regional Sistema Hidráulico Planicie de Maracaibo (PLANIMARA)	20.842.091			20.842.091
	- A1545 Corporación Venezolana de Alimentos, S.A. (CVAL, S.A.)	117.743.839			117.743.839
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	100.411.826			100.411.826
	- A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)	100.411.826			100.411.826
4.07.03.00.00	Transferencias y donaciones de capital internas	889.698.368	59.542.774		949.241.142
4.07.03.03.00	Transferencias de capital internas al sector público	889.698.368	59.542.774		949.241.142
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	743.206.023	59.542.774		802.748.797
	- A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)	79.664.893			79.664.893
	- A0204 Oficina Coordinadora de los Servicios Agropecuarios del Ministerio de la Defensa (O.C.S.A.)	14.839.971			14.839.971
	- A0426 Fundación Tierra Fértil	130.700.000			130.700.000
	- A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)	105.000.000	59.542.774		164.542.774
	- A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)	32.692.500			32.692.500
	- A0933 Instituto Nacional de Desarrollo Rural (INDER)	258.000.000			258.000.000
	- A0935 Instituto Nacional de Tierras (INTI)	122.308.659			122.308.659
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	106.542.345			106.542.345
	- A0245 Empresa de Propiedad Social Valle Los Tacariguas, S.A.	21.000.000			21.000.000
	- A0820 Empresa Regional Sistema Hidráulico Planicie de Maracaibo (PLANIMARA)	22.595.945			22.595.945
	- A1545 Corporación Venezolana de Alimentos, S.A. (CVAL, S.A.)	62.946.400			62.946.400

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios	39.950.000			39.950.000
	- A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)	39.950.000			39.950.000

PROYECTO: COD. N.E: 101396 COD. PPTO: 340017000 Adecuación física de la nueva sede del MPPAT

UNIDAD DE MEDIDA: Metro Cuadrado

CANTIDAD: Fem.(0) Mas.(0) Total(25.200)

ASIGNACIÓN PRESUPUESTARIA: 77.008.088

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Mejorar las condiciones de trabajo y medio ambiente de los funcionarios de la organización de acuerdo a la estructura funcional del Ministerio, en base a los lineamientos establecidos en la Gaceta Oficial N° 38.236 del 26/07/2005 (Ley Orgánica de Prevención, Condiciones y Medio Ambiente de Trabajo)

OBJETIVOS ESPECÍFICOS: Construir una plataforma tecnológica y 3600 puestos de trabajo en la nueva sede del MPPAT

RESULTADO: Inmueble en condiciones de funcionamiento acorde con las normas de higiene y seguridad (al cumplir con el 100% de los espacios físicos requeridos para los puestos de trabajo, el Ministerio tendrá la capacidad de ubicar convenientemente a todos los trabajadores del nivel central en una sola sede)

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	12.605.948					12.605.948
4.04	Activos reales	64.402.140					64.402.140
	TOTAL	**77.008.088**					**77.008.088**

PROYECTO: COD. N.E: 114819 COD. PPTO: 340020000 Mantenimiento preventivo - correctivo y equipamiento a las Unidades Estadales y sus Oficinas Municipales, adscritas al Ministerio del Poder Popular para la Agricultura y Tierras. Periodo 2012 - 2014

UNIDAD DE MEDIDA: Oficina

CANTIDAD: Fem.(0) Mas.(0) Total(134)

ASIGNACIÓN PRESUPUESTARIA: 21.155.117

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Mejorar las condiciones de trabajo y medio ambiente de los funcionarios de la organización de acuerdo a la estructura funcional del Ministerio, en base a los lineamientos establecidos en la Gaceta Oficial Nº 38.236 del 26/07/2005 (Ley Orgánica de Prevención, Condiciones y Medio Ambiente de Trabajo)

OBJETIVOS ESPECÍFICOS: Prestarle servicio de mantenimiento preventivo - correctivo y equipamiento a las Unidades Estadales y sus Oficinas Municipales, adscritas al Ministerio del Poder Popular para la Agricultura y Tierras. Durante los años 2012 al 2014

RESULTADO: Mantenimiento preventivo - correctivo y equipamiento a las Unidades Estadales y sus Oficinas Municipales, acorde con las normas de higiene y seguridad (al 100% de los espacios fisicos requeridos en óptimas condiciones de funcionamiento)

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	182.800					182.800
4.03	Servicios no personales	14.500.153					14.500.153
4.04	Activos reales	6.472.164					6.472.164
	TOTAL	**21.155.117**					**21.155.117**

PROYECTO: COD. N.E: 115119 COD. PPTO: 340023000 Programa de estadísticas agrícolas (pea-mat)

UNIDAD DE MEDIDA: Encuesta

CANTIDAD: Fem.(0) Mas.(0) Total(14.000)

ASIGNACIÓN PRESUPUESTARIA: 30.000.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Proporcionar un marco de información estadistica continua que permita analizar la estructura del sector agrícola y facilite su diagnóstico y planificación

OBJETIVOS ESPECÍFICOS: Obtener información periódica de siembra, intención y producción, precios, costos de producción nivel de mecanización origen y destino de la producción

RESULTADO: Producción de información estadística estandarizada del sector agricola nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	20.829.455					20.829.455
4.02	Materiales, suministros y mercancías	1.086.262					1.086.262
4.03	Servicios no personales	3.963.287					3.963.287
4.04	Activos reales	4.120.996					4.120.996
	TOTAL	30.000.000					30.000.000

PROYECTO:	COD. PPTO: 349999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Bolívar
CANTIDAD:	Fem.(0) Mas.(0) Total(1.013.516.766)
ASIGNACIÓN PRESUPUESTARIA:	1.013.516.766
DIRECTRIZ ESTRATÉGICA:	Establecimiento de un Modelo Productivo Socialista
OBJETIVO ESTRATÉGICO:	Asignación de recursos a los entes adscritos al Ministerio del Poder Popular para la Agricultura y Tierras, para la ejecución de los proyectos del año 2013
OBJETIVOS ESPECÍFICOS:	Asignación de recursos a los entes adscritos al Ministerio del Poder Popular para la Agricultura y Tierras, para la ejecución de los proyectos del año 2013
RESULTADO:	Transferir recursos a los entes adscritos para ejecutar los proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	953.973.992	59.542.774				1.013.516.766
	- 001 Desarrollo sostenible para las Zonas Semiáridas de los estados Lara y Falcón, Segunda Fase (PROSALAFA II).		30.200.182				30.200.182
	- 002 Desarrollo integral y sustentable para las zonas áridas de los estados Nueva Esparta y Sucre (PROSANESU).		29.342.592				29.342.592
	Resto de Fuentes de Financiamiento	953.973.992					953.973.992
	TOTAL	**953.973.992**	**59.542.774**				**1.013.516.766**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	953.973.992	59.542.774				1.013.516.766
4.07.01.00.00	Transferencias y donaciones corrientes internas	64.275.624					64.275.624
4.07.01.03.00	Transferencias corrientes internas al sector público	64.275.624					64.275.624
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	64.275.624					64.275.624
	- A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)	64.275.624					64.275.624
4.07.03.00.00	Transferencias y donaciones de capital internas	889.698.368	59.542.774				949.241.142
4.07.03.03.00	Transferencias de capital internas al sector público	889.698.368	59.542.774				949.241.142
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	743.206.023	59.542.774				802.748.797
	- A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)	79.664.893					79.664.893
	- A0204 Oficina Coordinadora de los Servicios Agropecuarios del Ministerio de la Defensa (O.C.S.A.)	14.839.971					14.839.971
	- A0426 Fundación Tierra Fértil	130.700.000					130.700.000
	- A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)	105.000.000	59.542.774				164.542.774
	- A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)	32.692.500					32.692.500
	- A0933 Instituto Nacional de Desarrollo Rural (INDER)	258.000.000					258.000.000
	- A0935 Instituto Nacional de Tierras (INTI)	122.308.659					122.308.659

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	106.542.345					106.542.345
	- A0245 Empresa de Propiedad Social Valle Los Tacariguas, S.A.	21.000.000					21.000.000
	- A0820 Empresa Regional Sistema Hidráulico Planicie de Maracaibo (PLANIMARA)	22.595.945					22.595.945
	- A1545 Corporación Venezolana de Alimentos, S.A. (CVAL, S.A.)	62.946.400					62.946.400
4.07.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios	39.950.000					39.950.000
	- A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)	39.950.000					39.950.000

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	418.735.042					418.735.042
4.03	Servicios no personales	1.746.713					1.746.713
	TOTAL	420.481.755					420.481.755

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	20.241.628					20.241.628
4.03	Servicios no personales	60.872.752					60.872.752
4.04	Activos reales	7.227.156					7.227.156
4.07	Transferencias y donaciones	1.350.302.586					1.350.302.586
4.11	Disminución de pasivos	11.658.466					11.658.466
	TOTAL	**1.450.302.588**					**1.450.302.588**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	1.350.302.586					1.350.302.586
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.350.302.586					1.350.302.586
4.07.01.03.00	Transferencias corrientes internas al sector público	1.350.302.586					1.350.302.586
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.104.944.042					1.104.944.042
	- A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)	254.431.536					254.431.536
	- A0204 Oficina Coordinadora de los Servicios Agropecuarios del Ministerio de la Defensa (O.C.S.A.)	2.120.263					2.120.263
	- A0426 Fundación Tierra Fértil	21.202.628					21.202.628

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)	106.013.140					106.013.140
	- A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)	233.228.908					233.228.908
	- A0933 Instituto Nacional de Desarrollo Rural (INDER)	148.705.519					148.705.519
	- A0935 Instituto Nacional de Tierras (INTI)	254.431.536					254.431.536
	- A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)	84.810.512					84.810.512
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	144.946.718					144.946.718
	- A0245 Empresa de Propiedad Social Valle Los Tacariguas, S.A.	6.360.788					6.360.788
	- A0820 Empresa Regional Sistema Hidráulico Planicie de Maracaibo (PLANIMARA)	20.842.091					20.842.091
	- A1545 Corporación Venezolana de Alimentos, S.A. (CVAL, S.A.)	117.743.839					117.743.839
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	100.411.826					100.411.826
	- A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)	100.411.826					100.411.826

ACCIÓN CENTRALIZADA: Previsión y protección social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	242.928.900					242.928.900
	TOTAL	**242.928.900**					**242.928.900**

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancias	3.765.372					3.765.372
4.03	Servicios no personales	1.972.087					1.972.087
4.04	Activos reales	812.101					812.101
TOTAL		**6.549.560**					**6.549.560**

35

Ministerio del Poder Popular para la Educación Universitaria

MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Ministerio del Poder Popular para la Educación Universitaria, es el órgano del Ejecutivo Nacional encargado de la dirección estratégica de la educación universitaria venezolana. Como tal, ejerce la rectoría del subsistema nacional de educación universitaria y le corresponde la formulación, adopción, seguimiento y evaluación de las políticas y acciones dirigidas a garantizar una educación universitaria gratuita y de calidad para todas y todos, que se constituya en factor estratégico para el fortalecimiento del poder popular y la construcción de una sociedad socialista, democrática, participativa y protagónica.

El Presupuesto para el ejercicio fiscal 2013, se articulará en el enfoque estratégico de las directrices expresadas en las líneas generales del Plan de Desarrollo Económico y Social de la Nación 2007 – 2013 (Proyecto Nacional Simón Bolívar -Primer Plan Socialista). En este sentido, el presupuesto se vinculará con los lineamientos emanados por el Ministerio del Poder Popular para la Educación Universitaria y las prioridades para el ejercicio fiscal dentro de las cuales están:

- La transformación de los servicios estudiantiles, del modelo asistencialista a un modelo liberador.
- El desarrollo de la conciencia y la capacidad socio-productiva de las Instituciones de Educación Universitaria, la Misión – Sucre y Misión Alma Mater, en función de la seguridad y soberanía nacional
- La formación integral de profesores, obreros y administrativos de las Instituciones de Educación Universitaria.
- La transformación de todos los espacios educativos en espacios de construcción socialista.

Por lo antes expuesto, la política presupuestaria de las instituciones de educación universitaria estará dirigida a dar respuestas a los cambios que se están impulsando desde la construcción de un nuevo modelo socio-académico, socio-administrativo y socio-productivo, en tal sentido, los proyectos estarán estrechamente vinculados y concatenados con la visión de transformación de la educación universitaria en cada uno de sus campos y áreas. Se establece como estrategias orientadoras de su política las siguientes:

- Universalización de la Educación Universitaria.
- Desarrollo de nuestras capacidades para la generación y socialización de conocimientos.
- Nuevo modelo educativo, con centro en la formación ética, dirigido a la transformación social, la comprensión de nuestras realidades y entornos, la producción socialista y que de lugar a la diversidad de necesidades y expectativas de formación.
- Transformación y desarrollo de las instituciones de educación universitaria.
- Territorialización de la educación universitaria, su estrecho vínculo con cada uno de los espacios y comunidades.
- Construcción de un sistema de educación universitaria cooperativa, capaz de vincular los esfuerzos y recursos existentes.
- Internacionalización de la educación universitaria, entendida como espacio para la creación y fortalecimiento de vínculos solidarios con los pueblos del mundo.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
118.059	350161000	Territorializacion de la educación universitaria	Documento			30	19.271.423			19.271.423
118.519	350162000	Sistema integrado de información universitaria	Sistema de Información			1	1.182.952			1.182.952
118.538	350163000	Politicas de planta fisica y las dotaciones de las instituciones de educación universitarias	Informe			4	3.183.895			3.183.895
119.209	350164000	Fortalecimiento del nuevo modelo educativo universitario	Modelo			1	48.883.104			48.883.104
119.103	350165000	Socialización del sistema de evaluación, supervisión y acreditación universitaria (sesa)	Taller / Jornada / Reunión			12	1.769.994			1.769.994
118.540	350166000	Sistema de supervisión y evaluación de las instituciones de educación universitaria	Institución			48	2.890.999			2.890.999
118.493	350167000	Fortalecimiento del sistema nacional de formación docente, estudios avanzados, investigación y desarrollo tecnológico	Institución			26	8.399.998			8.399.998
118.133	350168000	Desarrollo curricular de los programas de formación en las instituciones universitarias.	Programa / Plan			10	2.425.497			2.425.497
118.290	350169000	Sistema nacional de recursos para la formación y el intercambio académico	Institución			15	3.230.043			3.230.043
118.266	350170000	Fortalecer el sistema nacional de servicios estudiantiles para garantizar el buen vivir de los estudiantes universitarios a nivel nacional	Informe técnico			2	47.106.657			47.106.657
118.188	350171000	Ingreso a la educación universitaria y desempeño estudiantil	Política			3	7.955.540			7.955.540
118.902	350172000	Fortalecer la atención integral a los estudiantes beneficiados por los convenios de cooperación internacional	Estudiante			3.200	3.010.659			3.010.659
118.225	350173000	Organización y fortalecimiento del poder popular estudiantil	Evento			49	2.078.360			2.078.360
119.050	350174000	Fortalecimiento y consolidación de las relaciones de cooperación nacional e internacional en materia de educación universitaria.	Plan			37	2.549.727			2.549.727

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta Unidad de Medida	Meta Cantidad Fem.	Meta Cantidad Masc.	Meta Cantidad Total	Fuente de Financiamiento Recursos Ordinarios	Fuente de Financiamiento Ley Especial de Endeudamiento	Fuente de Financiamiento Otros Ingresos Extraordinarios	Presupuesto 2013
119.144	350175000	Fortalecimiento de la gestión del ministerio en las áreas de tecnología y evaluación de políticas para la transformación hacia una estructura social incluyente	Servicio			92	14.336.098			14.336.098
	359999000	Aportes y transferencias para financiar los proyectos de los entes descentralizados	Bolivar			10.436.022.228	9.051.110.436	1.384.911.792		10.436.022.228
						TOTAL	**9.219.385.382**	**1.384.911.792**		**10.604.297.174**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento Recursos Ordinarios	Fuente de Financiamiento Ley Especial de Endeudamiento	Fuente de Financiamiento Otros Ingresos Extraordinarios	Presupuesto 2013
350001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	191.455.807			191.455.807
350002000	Gestión administrativa	6.229.566.491	1.615.088.208		7.844.654.699
350003000	Previsión y protección social	646.758			646.758
350007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	5.160.387			5.160.387
	TOTAL	**6.426.829.443**	**1.615.088.208**		**8.041.917.651**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**327**	**253**	**139**	**719**	**19.369.093**	**1.011.562**	**20.380.655**
Alto Nivel y de Dirección	1	3		4	95.396		95.396
Directivo	28	31		59	1.449.984		1.449.984
Profesional y Técnico	211	104	81	396	11.457.991	679.350	12.137.341
Personal Administrativo	62	23	8	93	2.094.802	268.000	2.362.802
Obrero	25	92	50	167	4.270.920	64.212	4.335.132
Personal Contratado	**68**	**44**		**112**	**3.346.926**		**3.346.926**
Profesional y Técnico	44	23		67	2.132.491		2.132.491
Personal Administrativo	24	15		39	1.044.875		1.044.875
Obrero		6		6	169.560		169.560
TOTAL	**395**	**297**	**139**	**831**	**22.716.019**	**1.011.562**	**23.727.581**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados		**1**	**1**	**65.459**
Empleados		1	1	65.459
Jubilados	**6**	**1**	**7**	**581.299**
Empleados	6	1	7	581.299
TOTAL	**6**	**2**	**8**	**646.758**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	290.841.550			290.841.550
4.02	Materiales, suministros y mercancias	19.060.676			19.060.676
4.03	Servicios no personales	76.776.920			76.776.920
4.04	Activos reales	16.797.348			16.797.348
4.07	Transferencias y donaciones	15.242.438.331	3.000.000.000		18.242.438.331
4.11	Disminución de pasivos	300.000			300.000
	TOTAL	**15.646.214.825**	**3.000.000.000**		**18.646.214.825**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	15.194.984.576	3.000.000.000		18.194.984.576
4.07.01.00.00	Transferencias y donaciones corrientes internas	15.194.984.576	3.000.000.000		18.194.984.576
4.07.01.03.00	Transferencias corrientes internas al sector público	15.194.984.576	3.000.000.000		18.194.984.576
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	15.194.984.576	3.000.000.000		18.194.984.576
	- A0006 Colegio Universitario Francisco de Miranda	90.320.599	19.415.280		109.735.879
	- A0007 Colegio Universitario de Caracas	129.160.449	27.943.162		157.103.611
	- A0008 Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"	43.944.232	9.194.084		53.138.316
	- A0009 Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"	107.117.489	24.044.579		131.162.068
	- A0011 Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)	3.111.279.280	143.964.854		3.255.244.134
	- A0028 Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital	112.672.605	25.606.514		138.279.119
	- A0029 Instituto Universitario de Tecnología Alonso Gamero, Coro	129.288.146	29.319.739		158.607.885
	- A0030 Instituto Universitario de Tecnología Agroindustrial Región Los Andes	138.319.925	29.366.818		167.686.743
	- A0032 Instituto Universitario de Tecnología de los Llanos	86.694.232	19.534.058		106.228.290
	- A0033 Instituto Universitario de Tecnología de Maracaibo	177.762.409	40.035.411		217.797.820
	- A0035 Instituto Universitario de Tecnología de Yaracuy	81.201.189	18.266.716		99.467.905
	- A0036 Instituto Universitario de Tecnología de Puerto Cabello	84.140.491	19.089.771		103.230.262
	- A0038 Instituto Universitario de Tecnología de Valencia	102.235.978	22.628.791		124.864.769
	- A0039 Instituto Universitario de Tecnología del Estado Trujillo	103.518.798	22.941.416		126.460.214
	- A0040 Instituto Universitario de Tecnología "José Antonio Anzoátegui ", El Tigre	126.580.656	27.905.008		154.485.664
	- A0042 Instituto Universitario de Tecnología de Cabimas	138.480.046	30.906.548		169.386.594
	- A0048 Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"	46.829.911	10.507.622		57.337.533
	- A0053 Instituto Universitario de Tecnología Dr. Delfín Mendoza, Tucupita	78.814.202	17.306.030		96.120.232
	- A0080 Universidad del Zulia (LUZ)	807.585.892	233.557.417		1.041.143.309

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- A0081 Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)	231.600.333	67.413.224		299.013.557
	- A0082 Universidad de Oriente (UDO)	686.810.777	199.811.294		886.622.071
	- A0083 Universidad de Los Andes (ULA)	927.244.391	228.036.381		1.155.280.772
	- A0084 Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)	157.763.913	39.582.228		197.346.141
	- A0085 Universidad Nacional Experimental Rafael Maria Baralt (UNERMB)	147.530.768	34.812.657		182.343.425
	- A0086 Universidad Nacional Experimental Simón Bolívar (USB)	353.588.130	101.389.033		454.977.163
	- A0087 Universidad Nacional Abierta (UNA)	165.346.505	48.596.455		213.942.960
	- A0088 Universidad Nacional Experimental de Guayana (UNEG)	110.260.721	32.037.285		142.298.006
	- A0089 Universidad Centroccidental Lisandro Alvarado (UCLA)	341.240.837	97.551.362		438.792.199
	- A0090 Universidad Pedagógica Experimental Libertador (UPEL)	815.325.547	196.245.608		1.011.571.155
	- A0091 Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)	348.178.404	88.224.814		436.403.218
	- A0092 Universidad Nacional Experimental del Táchira (UNET)	135.993.599	39.005.276		174.998.875
	- A0093 Universidad Central de Venezuela (UCV)	1.156.789.811	314.456.916		1.471.246.727
	- A0094 Universidad de Carabobo (UC)	807.324.102	231.138.474		1.038.462.576
	- A0095 Universidad Nacional Experimental Simón Rodriguez (UNESR)	370.027.448	83.950.647		453.978.095
	- A0096 Universidad Nacional Experimental Francisco de Miranda (UNEFM)	192.992.739	49.053.421		242.046.160
	- A0186 Universidad Nacional Experimental del Yaracuy (UNEY)	38.206.620	8.806.260		47.012.880
	- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	225.140.119	32.592.892		257.733.011
	- A0208 Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)	61.864.601	16.209.157		78.073.758
	- A0246 Servicio Desconcentrado de Administración y Gestión del Fondo de Ahorro Familiar e Inversión Social "Hijos de Venezuela"	94.514.558			94.514.558
	- A0257 Universidad Politécnica Territorial del Estado Portuguesa "Juan de Jesús Montilla"	79.547.564	17.911.202		97.458.766
	- A0258 Universidad Politécnica Territorial del Estado Mérida "Kléber Ramirez"	84.057.531	18.757.766		102.815.297

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- A0259 Universidad Politécnica Territorial del Oeste de Sucre "Clodosbaldo Russián"	120.710.220	27.246.224		147.956.444
	- A0260 Universidad Politécnica Territorial de Paria "Luis Mariano Rivera"	118.049.003	26.446.937		144.495.940
	- A0272 Universidad Politécnica Territorial del Norte de Monagas "Ludovico Silva"	58.830.890	13.291.971		72.122.861
	- A0307 Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)	46.343.429			46.343.429
	- A0413 Fundación Poliedro de Caracas	19.643.725			19.643.725
	- A0415 Fundación Misión Sucre	451.168.385	21.036.907		472.205.292
	- A0427 Fundación Centro Internacional Miranda	8.339.528			8.339.528
	- A0466 Fundación Dr. Alejandro Próspero Reverend	87.149.189			87.149.189
	- A0912 Universidad Nacional Experimental Marítima del Caribe (UNEMC)	38.048.918	10.720.356		48.769.274
	- A0925 Instituto Universitario de Tecnología del Estado Bolívar	40.715.549	9.166.477		49.882.026
	- A0942 Universidad Bolivariana de Venezuela (UBV)	507.409.674	72.312.410		579.722.084
	- A0943 Colegio Universitario Hotel Escuela de los Andes Venezolanos (CUHELAV)	2.145.000			2.145.000
	- A0952 Universidad Deportiva del Sur	37.642.808	10.638.211		48.281.019
	- A1315 Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)	6.252.064	1.454.424		7.706.488
	- A1322 Universidad Nacional Experimental de las Artes (UNEARTE)	48.620.410	12.604.188		61.224.598
	- A1350 Universidad Bolivariana de Trabajadores "Jesús Rivero"	1.251.322	375.000		1.626.322
	- A1364 Universidad Politécnica Territorial del Alto Apure Pedro Camejo	24.953.660	5.352.665		30.306.325
	- A1365 Universidad Politécnica Territorial del Estado Barinas José Félix Ribas	33.759.947	6.102.318		39.862.265
	- A1366 Universidad Politécnica Territorial de Barlovento Argelia Laya	38.867.750	8.362.187		47.229.937
	- A1367 Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco	163.145.457	34.749.052		197.894.509
	- A1368 Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz	15.227.713	3.113.362		18.341.075

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- A1369 Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa	94.118.709	19.911.141		114.029.850
	- A1375 Universidad Militar Bolivariana de Venezuela (UMBV)	5.295.679			5.295.679

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	37.530.000			37.530.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	37.530.000			37.530.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	37.530.000			37.530.000
4.07.01.01.70	Subsidios educacionales al sector privado	37.530.000			37.530.000
	- S0397 Fe y Alegría - Instituto Universitario Jesús Obrero	18.700.000			18.700.000
	- S0622 Fundación La Salle de Ciencias Naturales	18.700.000			18.700.000
	- S0820 Instituto Universitario Tecnológico de Seguridad Industrial (IUTSI)	100.000			100.000
	- S1508 Instituto Universitario de la Audición y el Lenguaje	30.000			30.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.517.864			2.517.864
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	2.517.864			2.517.864
4.07.02.01.00	Transferencias corrientes al exterior	2.517.864			2.517.864
4.07.02.01.04	Transferencias corrientes a organismos internacionales	2.517.864			2.517.864
	- I0161 Universidad Latinoamericana y del Caribe	1.650.000			1.650.000
	- I0210 Instituto Internacional para la Educación Superior en America Latina y el Caribe - UNESCO - IESAL	867.864			867.864

PROYECTO: COD. N.E: 118059 COD. PPTO: 350161000 Territorializacion de la educación universitaria

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(30)

ASIGNACIÓN PRESUPUESTARIA: 19.271.423

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Municipalización de la educación universitaria, en estrecho vinculo con las comunidades, en desarrollo del territorio.

OBJETIVOS ESPECÍFICOS: Desarrollar acciones que garanticen la planificación y el seguimiento del proceso de municipalización y territorialización de la educación universitaria, a fin de contribuir al desarrollo regional y nacional, mediante mecanismos de participación protagónica de las redes comunitarias universitarias.

RESULTADO: Documentos de estudios territoriales, que permitan tomar decisiones acertadas y que a su vez, promuevan la pertinencia de la educación universitaria

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	16.445.540					16.445.540
4.02	Materiales, suministros y mercancías	344.123					344.123
4.03	Servicios no personales	2.452.960					2.452.960
4.04	Activos reales	28.800					28.800
	TOTAL	**19.271.423**					**19.271.423**

PROYECTO: COD. N.E: 118519 COD. PPTO: 350162000 Sistema integrado de información universitaria

UNIDAD DE MEDIDA: Sistema de Información

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 1.182.952

DIRECTRIZ ESTRATÉGICA: Construcción de la suprema felicidad

OBJETIVO ESTRATÉGICO: Vincular los procesos de formación, investigación y desarrollo tecnológico con los proyectos estratégicos de la nación dirigidos a la soberania política, tecnológica, económica, social y cultural.

OBJETIVOS ESPECÍFICOS: Construir un sistema de información que de fundamento estadistico a un cuerpo de indicadores a través de los cuales evaluar la vinculación de las políticas, acciones y resultados de las instituciones de educación universitaria a los proyectos estratégicos de la nación

RESULTADO: Sistema integrado de información universitaria

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	241.478					241.478
4.03	Servicios no personales	941.474					941.474
	TOTAL	1.182.952					1.182.952

PROYECTO: COD. N.E: 118538 COD. PPTO: 350163000 Políticas de planta física y las dotaciones de las instituciones de educación universitarias

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 3.183.895

DIRECTRIZ ESTRATÉGICA: Construcción de la suprema felicidad

OBJETIVO ESTRATÉGICO: Impulsar un nuevo modelo socio - educativo, con centro en la formación ética, dirigido a la transformación social, la comprensión de nuestras realidades y entornos, la producción socialista y que de lugar a la diversidad de necesidades y expectativas de formación.

OBJETIVOS ESPECÍFICOS: Formular las politicas para un mejor seguimiento y consolidación de los proyectos de infraestructura y dotaciones de la planta física de las Instituciones de Educación Universitaria

RESULTADO: Unificación de los Lineamientos para la evaluación de proyectos de infraestructura y dotación de las instituciones de educación universitaria.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	148.645					148.645
4.03	Servicios no personales	3.006.450					3.006.450
4.04	Activos reales	28.800					28.800
	TOTAL	**3.183.895**					**3.183.895**

PROYECTO: COD. N.E: 119209 COD. PPTO: 350164000 Fortalecimiento del nuevo modelo educativo universitario

UNIDAD DE MEDIDA: Modelo

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 48.883.104

DIRECTRIZ ESTRATÉGICA: Construcción de la suprema felicidad

OBJETIVO ESTRATÉGICO: Fortalecimiento del modelo universitario alternativo

OBJETIVOS ESPECÍFICOS: Fortalecer el nuevo modelo de desarrollo académico en las instituciones de educación universitaria, enmarcado en la transformación universitaria con calidad y pertinencia

RESULTADO: Fortalecimiento del nuevo modelo de desarrollo académico en las instituciones de educación universitaria, a través de la transformación universitaria con calidad y pertinencia

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	45.858.548					45.858.548
4.02	Materiales, suministros y mercancías	169.571					169.571
4.03	Servicios no personales	2.734.985					2.734.985
4.07	Transferencias y donaciones	120.000					120.000
	TOTAL	**48.883.104**					**48.883.104**

PROYECTO: COD. N.E: 119103 COD. PPTO: 350165000 Socialización del sistema de evaluación, supervisión y acreditación universitaria (SESA)

UNIDAD DE MEDIDA: Taller / Jornada / Reunión

CANTIDAD: Fem.(0) Mas.(0) Total(12)

ASIGNACIÓN PRESUPUESTARIA: 1.769.994

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Fortalecer nuestras capacidades para la generación y socialización de conocimientos; con el propósito de contribuir a la integración regional acordando políticas educativa de educación universitaria con pertinencia y calidad

OBJETIVOS ESPECÍFICOS: Dar a conocer los procesos del sistema de evaluación, supervisión y acreditación universitaria (SESA); a fin de promover, reconocer y garantizar la calidad de las instituciones, carreras y programas a nivel nacional

RESULTADO: Socializar y desarrollar el sistema de evaluación, supervisión y acreditación Universitaria (SESA) que comprenda los procesos evaluativos como espacios de construcción colectiva; a fin de promover la calidad con pertinencia social de los procesos educativos de las instituciones, programas y carreras.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	83.086					83.086
4.03	Servicios no personales	1.686.908					1.686.908
	TOTAL	**1.769.994**					**1.769.994**

PROYECTO: COD. N.E: 118540 COD. PPTO: 350166000 Sistema de supervisión y evaluación de las instituciones de educación universitaria

UNIDAD DE MEDIDA: Institución

CANTIDAD: Fem.(0) Mas.(0) Total(48)

ASIGNACIÓN PRESUPUESTARIA: 2.890.999

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Avanzar a la conformación de una nueva estructura social en materia universitaria

OBJETIVOS ESPECÍFICOS: Lograr mediante la implantación del sistema de evaluación y supervisión de las Instituciones de Educación Universitaria, el cumplimiento de los lineamientos dictados por el Ministerio del Poder Popular par la Educación Universitaria relacionados con los procesos administrativos y académicos.

RESULTADO: Instituciones integradas al sistema

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	2.847.654					2.847.654
4.04	Activos reales	43.345					43.345
	TOTAL	**2.890.999**					**2.890.999**

PROYECTO: COD. N.E: 118493 COD. PPTO: 350167000 Fortalecimiento del sistema nacional de formación docente, estudios avanzados, investigación y desarrollo tecnológico

UNIDAD DE MEDIDA: Institución

CANTIDAD: Fem.(0) Mas.(0) Total(26)

ASIGNACIÓN PRESUPUESTARIA: 8.399.998

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Impulsar un nuevo modelo educativo, con centro en la formación ética, dirigida a la transformación social, la comprensión de nuestras realidades y entornos, la producción socialista y que de lugar a la diversidad de necesidades y expectativas de formación.

OBJETIVOS ESPECÍFICOS: Fortalecer el sistema nacional de formación docente, estudios avanzados, investigación y desarrollo tecnológico, articuladas a las redes académicas para consolidar la transformación universitaria

RESULTADO: Fortalecimiento del sistema nacional de formación permanente, investigación y desarrollo tecnológico activo

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	825.613					825.613
4.03	Servicios no personales	5.319.885					5.319.885
4.04	Activos reales	5.500					5.500
4.07	Transferencias y donaciones	2.249.000					2.249.000
	TOTAL	8.399.998					8.399.998

PROYECTO: COD. N.E: 118133 COD. PPTO: 350168000 Desarrollo curricular de los programas de formación en las instituciones universitarias

UNIDAD DE MEDIDA: Programa / Plan

CANTIDAD: Fem.(0) Mas.(0) Total(10)

ASIGNACIÓN PRESUPUESTARIA: 2.425.497

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Impulsar una construcción cultural formalizada que concrete el proceso de formación integral, permanente y liberador de ciudadanas y ciudadanos críticos, reflexivos, comprometidos social y éticamente con el desarrollo de la soberanía científica, tecnológica y humanística del país

OBJETIVOS ESPECÍFICOS: Desarrollar el currículo de los programas de formación en las instituciones universitarias

RESULTADO: El reajuste el 60% de los Programas de Formación de las diferentes instituciones universitarias de gestión públicas y privadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	597.571					597.571
4.03	Servicios no personales	1.827.926					1.827.926
	TOTAL	**2.425.497**					**2.425.497**

PROYECTO: COD. N.E: 118290 COD. PPTO: 350169000 Sistema nacional de recursos para la formación y el intercambio académico

UNIDAD DE MEDIDA: Institución

CANTIDAD: Fem.(0) Mas.(0) Total(15)

ASIGNACIÓN PRESUPUESTARIA: 3.230.043

DIRECTRIZ ESTRATÉGICA: Construcción de la suprema felicidad

OBJETIVO ESTRATÉGICO: Impulsar un nuevo modelo educativo con centro en la formación ética, dirigido a la transformación social, la comprensión de nuestras realidades y entornos, la producción socialista y que de lugar a la diversidad de necesidades y expectativas de formación. Fortalecer nuestras capacidades para la generación y socialización de conocimientos

OBJETIVOS ESPECÍFICOS: Fortalecer estratégicamente a las instituciones de educación universitaria con recursos para la formación y el intercambio académico en el marco de la transformación universitaria.

RESULTADO: Constitución del sistema nacional de recursos para la formación y el intercambio académico

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	978.096					978.096
4.03	Servicios no personales	2.251.947					2.251.947
	TOTAL	3.230.043					3.230.043

PROYECTO: COD. N.E: 118266 COD. PPTO: 350170000 fortalecer el sistema nacional de servicios estudiantiles para garantizar el buen vivir de los estudiantes universitarios a nivel nacional

UNIDAD DE MEDIDA: Informe técnico

CANTIDAD: Fem.(0) Mas.(0) Total(2)

ASIGNACIÓN PRESUPUESTARIA: 47.106.657

DIRECTRIZ ESTRATÉGICA: Construcción de la suprema felicidad

OBJETIVO ESTRATÉGICO: Democracia participativa y protagónica

OBJETIVOS ESPECÍFICOS: Apoyo a las politicas de atención al estudiante universitario.

RESULTADO: Potenciar los sistemas de atención al estudiante de educación universitaria, así como la promoción, defensa, vigilancia de sus derechos y deberes estudiantiles

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	39.293.131					39.293.131
4.02	Materiales, suministros y mercancías	1.622.153					1.622.153
4.03	Servicios no personales	4.322.065					4.322.065
4.07	Transferencias y donaciones	1.869.308					1.869.308
	TOTAL	**47.106.657**					**47.106.657**

PROYECTO: COD. N.E: 118188 COD. PPTO: 350171000 Ingreso a la educación universitaria y desempeño estudiantil

UNIDAD DE MEDIDA: Política

CANTIDAD: Fem.(0) Mas.(0) Total(3)

ASIGNACIÓN PRESUPUESTARIA: 7.955.540

DIRECTRIZ ESTRATÉGICA: Construcción de la suprema felicidad

OBJETIVO ESTRATÉGICO: Desarrollar las políticas de ingreso a la educación universitaria y desempeño estudiantil, en correspondencia con los principios de universalidad, inclusión y nueva geopolítica nacional, con énfasis en la territorialización.

OBJETIVOS ESPECÍFICOS: Desarrollar y aplicar las políticas públicas relativas a la orientación, ingreso y prosecución en la educación universitaria e inserción socioproductiva, de acuerdo con los principios de respeto a la diversidad, igualdad y equiparación de oportunidades, en el marco de la transformación y la territorialización universitaria.

RESULTADO: Desarrollo de las diferentes Políticas Públicas en Educación Universitaria, establecidas para el mejoramiento continuo del desempeño estudiantil (ingreso, prosecución, inserción socioproductiva y de reconocimiento y valoración de la diversidad humana)

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.675.493					1.675.493
4.03	Servicios no personales	4.842.927					4.842.927
4.04	Activos reales	1.437.120					1.437.120
	TOTAL	**7.955.540**					**7.955.540**

PROYECTO:	COD. N.E: 118902 COD. PPTO: 350172000 Fortalecer la atención integral a los estudiantes beneficiados por los convenios de cooperación internacional
UNIDAD DE MEDIDA:	Estudiante
CANTIDAD:	Fem.(0) Mas.(0) Total(3.200)
ASIGNACIÓN PRESUPUESTARIA:	3.010.659
DIRECTRIZ ESTRATÉGICA:	Construcción de la suprema felicidad
OBJETIVO ESTRATÉGICO:	Democracia participativa y protagónica
OBJETIVOS ESPECÍFICOS:	Establecer los mecanismos para satisfacer las necesidades económicas, sociales, educativa, culturales, deportivas, administrativa y de logistica, mediante la cooperación y solidaridad a los estudiantes amparados por los convenios internacionales.
RESULTADO:	Mejorar la calidad de vida de los estudiantes amparados por los convenios internacionales promovidos por la oficina de cooperación y solidaridad estudiantil internacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	553.370					553.370
4.03	Servicios no personales	1.957.289					1.957.289
4.07	Transferencias y donaciones	500.000					500.000
	TOTAL	3.010.659					3.010.659

PROYECTO: COD. N.E: 118225 COD. PPTO: 350173000 Organización y fortalecimiento del poder popular estudiantil

UNIDAD DE MEDIDA: Evento

CANTIDAD: Fem.(0) Mas.(0) Total(49)

ASIGNACIÓN PRESUPUESTARIA: 2.078.360

DIRECTRIZ ESTRATÉGICA: Construcción de la suprema felicidad

OBJETIVO ESTRATÉGICO: Democracia Protagónica y Revolucionaria

OBJETIVOS ESPECÍFICOS: Organizar y fortalecer el poder popular estudiantil en el ejercicio de la democracia participativa y protagónica.

RESULTADO: Potenciar los sistemas de atención y participación de las y los estudiantes de educación universitaria, así como la promoción, defensa, vigilancia de sus derechos y deberes estudiantiles.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	546.793					546.793
4.03	Servicios no personales	1.531.567					1.531.567
	TOTAL	**2.078.360**					**2.078.360**

PROYECTO: COD. N.E: 119050 COD. PPTO: 350174000 Fortalecimiento y consolidación de las relaciones de cooperación nacional e internacional en materia de educación universitaria.

UNIDAD DE MEDIDA: Plan

CANTIDAD: Fem.(0) Mas.(0) Total(37)

ASIGNACIÓN PRESUPUESTARIA: 2.549.727

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolitica Internacional

OBJETIVO ESTRATÉGICO: Universalizar la educación universitaria con calidad y pertinencia e impulsar la nueva geopolítica nacional e internacional.

OBJETIVOS ESPECÍFICOS: Activar y consolidar los mecanismos e instrumentos de cooperación en materia de educación universitaria, aplicados a las politicas de transformación universitaria con calidad y pertinencia.

RESULTADO: Estudiantes universitarios venezolanos beneficiarios de los instrumentos de cooperación suscritos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	205.235					205.235
4.03	Servicios no personales	2.344.492					2.344.492
	TOTAL	2.549.727					2.549.727

PROYECTO: COD. N.E: 119144 COD. PPTO: 350175000 Fortalecimiento de la gestión del ministerio en las áreas de tecnología y evaluación de políticas para la transformación hacia una estructura social incluyente

UNIDAD DE MEDIDA: Servicio

CANTIDAD: Fem.(0) Mas.(0) Total(92)

ASIGNACIÓN PRESUPUESTARIA: 14.336.098

DIRECTRIZ ESTRATÉGICA: Construcción de la suprema felicidad

OBJETIVO ESTRATÉGICO: Impulsar un nuevo modelo educativo, con centro en la formación ética, dirigido a la transformación social, la comprensión de nuestras realidades y entornos, la producción socialista y que de lugar a la diversidad de necesidades y expectativas de formación

OBJETIVOS ESPECÍFICOS: Implementar una plataforma tecnológica óptima que permita la simplificación de los procesos y la toma de decisiones de la institución a fin de dar respuestas rápidas y oportunas y facilitar el seguimiento y evaluación de políticas, programas y proyectos estratégicos socialmente sustantivos

RESULTADO: Plataforma de tecnologías de la información y la comunicación

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	73.255					73.255
4.03	Servicios no personales	2.781.871					2.781.871
4.04	Activos reales	11.480.972					11.480.972
	TOTAL	**14.336.098**					**14.336.098**

PROYECTO: COD. PPTO: 359999000 Aportes y transferencias para financiar los proyectos de los entes descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(10.436.022.228)

ASIGNACIÓN PRESUPUESTARIA: 10.436.022.228

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Profundizar la universalización de la educación universitaria bolivariana.

OBJETIVOS ESPECÍFICOS: Garantizar los accesos al conocimiento para universalizar la educación universitaria con pertinencia.

RESULTADO: 10.436.022.228

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	9.051.110.436		1.384.911.792			10.436.022.228
	TOTAL	**9.051.110.436**		**1.384.911.792**			**10.436.022.228**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	9.051.110.436		1.384.911.792			10.436.022.228
4.07.01.00.00	Transferencias y donaciones corrientes internas	9.051.110.436		1.384.911.792			10.436.022.228
4.07.01.03.00	Transferencias corrientes internas al sector público	9.051.110.436		1.384.911.792			10.436.022.228
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	9.051.110.436		1.384.911.792			10.436.022.228
	- A0006 Colegio Universitario Francisco de Miranda	43.193.910		8.863.190			52.057.100
	- A0007 Colegio Universitario de Caracas	68.069.528					68.069.528
	- A0008 Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"	32.109.020		2.849.938			34.958.958
	- A0009 Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"	27.838.710		15.396.812			43.235.522
	- A0011 Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)	2.861.088.242		143.964.854			3.005.053.096
	- A0028 Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital	60.160.861		25.606.514			85.767.375
	- A0029 Instituto Universitario de Tecnología Alonso Gamero, Coro	60.269.610		17.638.430			77.908.040
	- A0030 Instituto Universitario de Tecnología Agroindustrial Región Los Andes	75.187.149		15.608.710			90.795.859
	- A0032 Instituto Universitario de Tecnología de los Llanos	44.954.219		9.705.678			54.659.897
	- A0033 Instituto Universitario de Tecnología de Maracaibo	110.195.275		24.698.086			134.893.361
	- A0035 Instituto Universitario de Tecnología de Yaracuy	48.802.112		5.955.751			54.757.863
	- A0036 Instituto Universitario de Tecnología de Puerto Cabello	50.701.166		11.531.124			62.232.290
	- A0038 Instituto Universitario de Tecnología de Valencia	73.554.081		12.521.700			86.075.781
	- A0039 Instituto Universitario de Tecnología del Estado Trujillo	69.508.215		11.926.966			81.435.181

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0040 Instituto Universitario de Tecnología "José Antonio Anzoátegui ", El Tigre	97.592.152					97.592.152
	- A0042 Instituto Universitario de Tecnología de Cabimas	63.706.747					63.706.747
	- A0048 Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"	26.649.950		6.163.783			32.813.733
	- A0053 Instituto Universitario de Tecnología Dr. Delfín Mendoza, Tucupita	57.090.341		12.175.079			69.265.420
	- A0080 Universidad del Zulia (LUZ)	361.429.843		104.527.111			465.956.954
	- A0081 Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)	94.115.219		21.911.732			116.026.951
	- A0082 Universidad de Oriente (UDO)	314.648.556		100.345.995			414.994.551
	- A0083 Universidad de Los Andes (ULA)	342.573.187		94.727.938			437.301.125
	- A0084 Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)	101.815.626		25.519.939			127.335.565
	- A0085 Universidad Nacional Experimental Rafael María Baralt (UNERMB)	78.315.285		18.479.963			96.795.248
	- A0086 Universidad Nacional Experimental Simón Bolívar (USB)	135.594.578		38.880.839			174.475.417
	- A0087 Universidad Nacional Abierta (UNA)	79.591.718		31.291.955			110.883.673
	- A0088 Universidad Nacional Experimental de Guayana (UNEG)	60.131.702		21.767.235			81.898.937
	- A0089 Universidad Centroccidental Lisandro Alvarado (UCLA)	143.557.613		39.581.442			183.139.055
	- A0090 Universidad Pedagógica Experimental Libertador (UPEL)	402.380.881		77.957.994			480.338.875
	- A0091 Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)	202.848.869		52.478.437			255.327.306
	- A0092 Universidad Nacional Experimental del Táchira (UNET)	53.199.412		15.085.799			68.285.211

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0093 Universidad Central de Venezuela (UCV)	503.782.320					503.782.320
	- A0094 Universidad de Carabobo (UC)	328.470.822		94.041.840			422.512.662
	- A0095 Universidad Nacional Experimental Simón Rodríguez (UNESR)	191.556.446		35.528.630			227.085.076
	- A0096 Universidad Nacional Experimental Francisco de Miranda (UNEFM)	82.937.709		20.734.427			103.672.136
	- A0186 Universidad Nacional Experimental del Yaracuy (UNEY)	24.566.168		6.536.534			31.102.702
	- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	103.560.901		17.998.342			121.559.243
	- A0208 Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)	51.445.453		15.209.157			66.654.610
	- A0246 Servicio Desconcentrado de Administración y Gestión del Fondo de Ahorro Familiar e Inversión Social "Hijos de Venezuela"	94.514.558					94.514.558
	- A0257 Universidad Politécnica Territorial del Estado Portuguesa "Juan de Jesús Montilla"	50.372.516		12.300.585			62.673.101
	- A0258 Universidad Politécnica Territorial del Estado Mérida "Kléber Ramírez"	47.510.061		13.588.673			61.098.734
	- A0259 Universidad Politécnica Territorial del Oeste de Sucre "Clodosbaldo Russián"	75.956.927		17.103.959			93.060.886
	- A0260 Universidad Politécnica Territorial de Paria "Luis Mariano Rivera"	67.200.281		13.557.214			80.757.495
	- A0272 Universidad Politécnica Territorial del Norte de Monagas "Ludovico Silva"	40.670.689		8.767.878			49.438.567
	- A0307 Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)	32.598.695					32.598.695
	- A0413 Fundación Poliedro de Caracas	3.800.000					3.800.000
	- A0415 Fundación Misión Sucre	321.172.791		21.036.907			342.209.698
	- A0427 Fundación Centro Internacional Miranda	5.764.569					5.764.569

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0466 Fundación Dr. Alejandro Próspero Reverend	42.832.829					42.832.829
	- A0912 Universidad Nacional Experimental Marítima del Caribe (UNEMC)	21.123.918		7.565.611			28.689.529
	- A0925 Instituto Universitario de Tecnología del Estado Bolívar	29.900.410		6.000.000			35.900.410
	- A0942 Universidad Bolivariana de Venezuela (UBV)	383.007.881		72.312.410			455.320.291
	- A0952 Universidad Deportiva del Sur	20.859.222		6.226.071			27.085.293
	- A1315 Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)	4.391.877		792.832			5.184.709
	- A1322 Universidad Nacional Experimental de las Artes (UNEARTE)	31.905.659		7.682.724			39.588.383
	- A1350 Universidad Bolivariana de Trabajadores "Jesús Rivero"	661.855					661.855
	- A1364 Universidad Politécnica Territorial del Alto Apure Pedro Camejo	19.253.630		4.116.950			23.370.580
	- A1365 Universidad Politécnica Territorial del Estado Barinas José Félix Ribas	22.007.874		5.709.608			27.717.482
	- A1366 Universidad Politécnica Territorial de Barlovento Argelia Laya	25.494.793		6.487.029			31.981.822
	- A1367 Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco	108.450.443		8.798.257			117.248.700
	- A1368 Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz	7.931.987		2.000.000			9.931.987
	- A1369 Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa	66.533.375		13.653.160			80.186.535

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	189.244.331					189.244.331
4.03	Servicios no personales	2.211.476					2.211.476
	TOTAL	191.455.807					191.455.807

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancias	9.825.804					9.825.804
4.03	Servicios no personales	30.745.047					30.745.047
4.04	Activos reales	3.772.811					3.772.811
4.07	Transferencias y donaciones	6.184.922.829		1.615.088.208			7.800.011.037
4.11	Disminución de pasivos	300.000					300.000
	TOTAL	6.229.566.491		1.615.088.208			7.844.654.699

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	6.143.874.140		1.615.088.208			7.758.962.348
4.07.01.00.00	Transferencias y donaciones corrientes internas	6.143.874.140		1.615.088.208			7.758.962.348
4.07.01.03.00	Transferencias corrientes internas al sector público	6.143.874.140		1.615.088.208			7.758.962.348
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.143.874.140		1.615.088.208			7.758.962.348
	- A0006 Colegio Universitario Francisco de Miranda	47.126.689		10.552.090			57.678.779
	- A0007 Colegio Universitario de Caracas	61.090.921		27.943.162			89.034.083
	- A0008 Colegio Universitario "Profesor José Lorenzo Pérez Rodriguez"	11.835.212		6.344.146			18.179.358
	- A0009 Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"	79.278.779		8.647.767			87.926.546
	- A0011 Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)	250.191.038					250.191.038
	- A0028 Instituto Universitario de Tecnologia "Dr. Federico Rivero Palacio", Región Capital	52.511.744					52.511.744
	- A0029 Instituto Universitario de Tecnologia Alonso Gamero, Coro	69.018.536		11.681.309			80.699.845
	- A0030 Instituto Universitario de Tecnología Agroindustrial Región Los Andes	63.132.776		13.758.108			76.890.884
	- A0032 Instituto Universitario de Tecnología de los Llanos	41.740.013		9.828.380			51.568.393
	- A0033 Instituto Universitario de Tecnología de Maracaibo	67.567.134		15.337.325			82.904.459
	- A0035 Instituto Universitario de Tecnologia de Yaracuy	32.399.077		12.310.965			44.710.042
	- A0036 Instituto Universitario de Tecnología de Puerto Cabello	33.439.325		7.558.647			40.997.972

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0038 Instituto Universitario de Tecnología de Valencia	28.681.897		10.107.091			38.788.988
	- A0039 Instituto Universitario de Tecnología del Estado Trujillo	34.010.583		11.014.450			45.025.033
	- A0040 Instituto Universitario de Tecnología "José Antonio Anzoátegui ", El Tigre	28.988.504		27.905.008			56.893.512
	- A0042 Instituto Universitario de Tecnología de Cabimas	74.773.299		30.906.548			105.679.847
	- A0048 Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"	20.179.961		4.343.839			24.523.800
	- A0053 Instituto Universitario de Tecnología Dr. Delfín Mendoza, Tucupita	21.723.861		5.130.951			26.854.812
	- A0080 Universidad del Zulia (LUZ)	446.156.049		129.030.306			575.186.355
	- A0081 Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)	137.485.114		45.501.492			182.986.606
	- A0082 Universidad de Oriente (UDO)	372.162.221		99.465.299			471.627.520
	- A0083 Universidad de Los Andes (ULA)	584.671.204		133.308.443			717.979.647
	- A0084 Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)	55.948.287		14.062.289			70.010.576
	- A0085 Universidad Nacional Experimental Rafael María Baralt (UNERMB)	69.215.483		16.332.694			85.548.177
	- A0086 Universidad Nacional Experimental Simón Bolívar (USB)	217.993.552		62.508.194			280.501.746
	- A0087 Universidad Nacional Abierta (UNA)	85.754.787		17.304.500			103.059.287
	- A0088 Universidad Nacional Experimental de Guayana (UNEG)	50.129.019		10.270.050			60.399.069
	- A0089 Universidad Centroccidental Lisandro Alvarado (UCLA)	197.683.224		57.969.920			255.653.144
	- A0090 Universidad Pedagógica Experimental Libertador (UPEL)	412.944.666		118.287.614			531.232.280

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0091 Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)	145.329.535		35.746.377			181.075.912
	- A0092 Universidad Nacional Experimental del Táchira (UNET)	82.794.187		23.919.477			106.713.664
	- A0093 Universidad Central de Venezuela (UCV)	653.007.491		314.456.916			967.464.407
	- A0094 Universidad de Carabobo (UC)	478.853.280		137.096.634			615.949.914
	- A0095 Universidad Nacional Experimental Simón Rodríguez (UNESR)	178.471.002		48.422.017			226.893.019
	- A0096 Universidad Nacional Experimental Francisco de Miranda (UNEFM)	110.055.030		28.318.994			138.374.024
	- A0186 Universidad Nacional Experimental del Yaracuy (UNEY)	13.640.452		2.269.726			15.910.178
	- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	121.579.218		14.594.550			136.173.768
	- A0208 Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)	10.419.148		1.000.000			11.419.148
	- A0257 Universidad Politécnica Territorial del Estado Portuguesa "Juan de Jesús Montilla"	29.175.048		5.610.617			34.785.665
	- A0258 Universidad Politécnica Territorial del Estado Mérida "Kléber Ramírez"	36.547.470		5.169.093			41.716.563
	- A0259 Universidad Politécnica Territorial del Oeste de Sucre "Clodosbaldo Russián"	44.753.293		10.142.265			54.895.558
	- A0260 Universidad Politécnica Territorial de Paria "Luis Mariano Rivera"	50.848.722		12.889.723			63.738.445
	- A0272 Universidad Politécnica Territorial del Norte de Monagas "Ludovico Silva"	18.160.201		4.524.093			22.684.294

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0307 Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)	13.744.734					13.744.734
	- A0413 Fundación Poliedro de Caracas	15.843.725					15.843.725
	- A0415 Fundación Misión Sucre	129.995.594					129.995.594
	- A0427 Fundación Centro Internacional Miranda	2.574.959					2.574.959
	- A0466 Fundación Dr. Alejandro Próspero Reverend	44.316.360					44.316.360
	- A0912 Universidad Nacional Experimental Marítima del Caribe (UNEMC)	16.925.000		3.154.745			20.079.745
	- A0925 Instituto Universitario de Tecnologia del Estado Bolivar	10.815.139		3.166.477			13.981.616
	- A0942 Universidad Bolivariana de Venezuela (UBV)	124.401.793					124.401.793
	- A0943 Colegio Universitario Hotel Escuela de los Andes Venezolanos (CUHELAV)	2.145.000					2.145.000
	- A0952 Universidad Deportiva del Sur	16.783.586		4.412.140			21.195.726
	- A1315 Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)	1.860.187		661.592			2.521.779
	- A1322 Universidad Nacional Experimental de las Artes (UNEARTE)	16.714.751		4.921.464			21.636.215
	- A1350 Universidad Bolivariana de Trabajadores "Jesús Rivero"	589.467		375.000			964.467
	- A1364 Universidad Politécnica Territorial del Alto Apure Pedro Camejo	5.700.030		1.235.715			6.935.745
	- A1365 Universidad Politécnica Territorial del Estado Barinas José Félix Ribas	11.752.073		392.710			12.144.783
	- A1366 Universidad Politécnica Territorial de Barlovento Argelia Laya	13.372.957		1.875.158			15.248.115

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A1367 Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco	54.695.014		25.950.795			80.645.809
	- A1368 Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz	7.295.726		1.113.362			8.409.088
	- A1369 Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa	27.585.334		6.257.981			33.843.315
	- A1375 Universidad Militar Bolivariana de Venezuela (UMBV)	5.295.679					5.295.679

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	37.530.000					37.530.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	37.530.000					37.530.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	37.530.000					37.530.000
4.07.01.01.70	Subsidios educacionales al sector privado	37.530.000					37.530.000
	- S0397 Fe y Alegría - Instituto Universitario Jesús Obrero	18.700.000					18.700.000
	- S0622 Fundación La Salle de Ciencias Naturales	18.700.000					18.700.000
	- S0820 Instituto Universitario Tecnológico de Seguridad Industrial (IUTSI)	100.000					100.000
	- S1508 Instituto Universitario de la Audición y el Lenguaje	30.000					30.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	2.517.864					2.517.864
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	2.517.864					2.517.864
4.07.02.01.00	Transferencias corrientes al exterior	2.517.864					2.517.864
4.07.02.01.04	Transferencias corrientes a organismos internacionales	2.517.864					2.517.864
	- I0161 Universidad Latinoamericana y del Caribe	1.650.000					1.650.000
	- I0210 Instituto Internacional para la Educación Superior en America Latina y el Caribe - UNESCO - IESAL	867.864					867.864

ACCIÓN CENTRALIZADA: Previsión y protección social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	646.758					646.758
	TOTAL	**646.758**					**646.758**

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.170.390					1.170.390
4.03	Servicios no personales	2.969.997					2.969.997
4.07	Transferencias y donaciones	1.020.000					1.020.000
	TOTAL	**5.160.387**					**5.160.387**

36

Ministerio del Poder Popular para la Comunicación y la Información

MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Ministerio del Poder Popular para la Comunicación y la Información (Mppci), orientará el Presupuesto de Gasto para el año 2013, de conformidad con la Ley Orgánica de la Administración Financiera del Sector Público (Loafsp) y sus Reglamentos, dando cumplimento a todas las disposiciones jurídicas y demás lineamientos, emanados por las autoridades competentes, en materia de planificación y presupuesto, aplicables a los organismo del poder nacional.

El Ministerio, en su rol de ente rector e integrador de la política comunicacional del Estado venezolano, orientado a fortalecer la democracia protagónica del pueblo venezolano, concentrará sus esfuerzos en:

- Formular, dirigir, planificar, ejecutar, coordinar, supervisar y evaluar las políticas de comunicación, información y publicidad del Estado y de la Administración Pública Nacional, en particular.
- Formular y ejecutar coordinadamente con los órganos y entes de la Administración Pública Nacional, el Plan Estratégico Comunicacional del Ejecutivo Nacional, el cual contendrá las políticas, directrices, estrategias, programas y proyectos, a ser desarrollados en este ámbito.
- Planificar, dirigir y conducir la cobertura informativa de los eventos o giras en las que participe el Presidente de la República, así como las intervenciones de éste, ante y por los medios de comunicación social, nacionales y extranjeros.
- Impulsar la constitución de redes de intercambio informativo.
- Conducir, mantener y promover las relaciones del Ejecutivo Nacional, con los medios de comunicación social, nacionales y extranjeros, públicos y privados, alternativos o comunitarios.
- Acreditar los corresponsales, colaboradores y enviados especiales de medios de comunicación extranjeros, así como prestarles apoyo informativo.
- Establecer directrices, supervisar y evaluar los planes y acciones de las unidades que asumen las funciones inherentes a la comunicación, información, relaciones públicas y relaciones institucionales de los ministerios, servicios autónomos sin personalidad jurídica, institutos autónomos, empresas, fundaciones y asociaciones civiles del Estado, y cualquier otro órgano o ente de la Administración Pública Nacional.
- Diseñar las políticas y estrategias, encaminadas a propiciar intercambios informativos y a fortalecer las relaciones del Poder Ejecutivo con los distintos niveles político-territoriales, los ciudadanos y demás órganos del poder público.

En este sentido, la política presupuestaria del Mppci, está vinculada estratégicamente al cumplimiento de los objetivos de los proyectos presentados, partiendo de la premisa de la participación activa y protagónica, de todos los sectores de la población venezolana y de una institucionalidad, abocada al servicio de los ciudadanos y ciudadanas, garantizando la utilización de los recursos financieros bajo los criterios de eficiencia, eficacia y efectividad.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
118.539	360057000	Campañas comunicacionales	Campaña publicitaria			5	27.468.542			27.468.542
118.517	360058000	Fortalecimiento de los medios alternativos y comunitarios	Medio alternativo comunitario			150	2.826.870			2.826.870
118.571	360059000	Fortalecimiento del plan de regionalización de la política informativa y comunicacional del Estado venezolano, a través de las Oficinas de Información Regionales (OIR) y Red de Enlaces Estadales.	Jornada de formación			18	6.766.830			6.766.830
118.510	360060000	Producción del programa "Aló, Presidente"	Programa			44	6.766.830			6.766.830
118.565	360061000	Fortalecimiento de la industria audiovisual nacional independiente	Actividad			10	6.766.830			6.766.830
118.591	360062000	Optimización de las transmisiones especiales del Sistema Nacional de Medios Públicos.	Producción			515	25.133.940			25.133.940
118.581	360063000	Producción comunicacional y adecuación tecnológica y física del Centro de Documentación para la digitalización de los archivos emanados de la gestión presidencial.	Producción			1.000	24.979.270			24.979.270
	369999000	Aportes y transferencias para financiar los proyectos de los entes descentralizados	Bolivar			310.710.086	310.710.086			310.710.086
						TOTAL	**411.419.198**			**411.419.198**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
360001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	169.604.697			169.604.697
360002000	Gestión administrativa	240.165.187			240.165.187
360003000	Previsión y protección social	17.400.420			17.400.420
360007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	2.010.715			2.010.715
	TOTAL	**429.181.019**			**429.181.019**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**112**	**263**		**375**	**6.933.508**	**5.242.156**	**12.175.664**
Alto Nivel y de Dirección	63	45		108	1.946.155	287.955	2.234.110
Profesional y Técnico	15	4		19	426.426	153.939	580.365
Obrero	34	214		248	4.560.927	4.800.262	9.361.189
Personal Contratado	**553**	**662**		**1.215**	**39.173.401**		**39.173.401**
Profesional y Técnico	373	486		859	23.034.351		23.034.351
Administrativo	180	176		356	16.139.050		16.139.050
TOTAL	**665**	**925**		**1.590**	**46.106.909**	**5.242.156**	**51.349.065**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**19**	**10**	**29**	**3.097.817**
Obrero	8	10	18	1.920.647
Empleado	11		11	1.177.170
Jubilados	**36**	**91**	**127**	**14.302.603**
Obrero		20	20	2.252.660
Empleado	36	71	107	12.049.943
TOTAL	**55**	**101**	**156**	**17.400.420**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	216.765.265			216.765.265
4.02	Materiales, suministros y mercancías	20.285.505			20.285.505
4.03	Servicios no personales	93.826.482			93.826.482
4.04	Activos reales	21.140.800			21.140.800
4.07	Transferencias y donaciones	487.284.047			487.284.047
4.11	Disminución de pasivos	1.298.118			1.298.118
TOTAL		**840.600.217**			**840.600.217**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	467.662.598			467.662.598
4.07.01.00.00	Transferencias y donaciones corrientes internas	467.662.598			467.662.598
4.07.01.03.00	Transferencias corrientes internas al sector público	467.662.598			467.662.598
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	78.075.098			78.075.098
	- A0079 Servicio Autónomo Imprenta Nacional y Gaceta Oficial	14.700.000			14.700.000
	- A0468 Fundación Televisora Venezolana Social (Teves)	22.050.000			22.050.000
	- A0474 Fundación Premio Nacional de Periodismo	1.525.000			1.525.000
	- A0490 Fundación Ávila TV	22.475.098			22.475.098
	- A1601 Fundación El Correo del Orinoco	17.325.000			17.325.000
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	389.587.500			389.587.500
	- A0608 C.A. Venezolana de Televisión (VTV)	125.250.000			125.250.000
	- A1207 Corporación Venezolana de Telecomunicaciones, S.A. (Covetel)	78.487.500			78.487.500
	- A1214 La Nueva Televisión del Sur, C.A. (T.V. SUR)	84.787.500			84.787.500
	- A1528 Radio Mundial, C.A.	7.350.000			7.350.000
	- A1529 Radio Zulia, C.A.	2.362.500			2.362.500
	- A1530 Radio Margarita, C.A.	1.890.000			1.890.000
	- A1531 Radiodifusora Los Andes, C.A.	1.260.000			1.260.000
	- A1539 Radio Nacional de Venezuela, C.A.	42.000.000			42.000.000
	- A1540 Agencia Venezolana de Noticias, C.A.	37.800.000			37.800.000
	- A1546 La Radio del Sur, C.A.	8.400.000			8.400.000

PROYECTO: COD. N.E: 118539 COD. PPTO: 360057000 Campañas comunicacionales

UNIDAD DE MEDIDA: Campaña publicitaria

CANTIDAD: Fem.(0) Mas.(0) Total(5)

ASIGNACIÓN PRESUPUESTARIA: 27.468.542

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Establecer mecanismos que permitan disminuir la contraofensiva comunicacional y fortalecer el posicionamiento de gestión comunicacional.

OBJETIVOS ESPECÍFICOS: Difundir y fortalecer la imagen de la Administración Pública Nacional, del Gobierno Bolivariano y de la Presidencia de la República y profundizar la democratización de los medios de comunicación.

RESULTADO: Difusión de campañas comunicacionales.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	5.689.071					5.689.071
4.02	Materiales, suministros y mercancías	824.057					824.057
4.03	Servicios no personales	20.680.729					20.680.729
4.04	Activos reales	274.685					274.685
	TOTAL	27.468.542					27.468.542

PROYECTO: COD. N.E: 118517 COD. PPTO: 360058000 Fortalecimiento de los medios alternativos y comunitarios

UNIDAD DE MEDIDA: Medio alternativo comunitario

CANTIDAD: Fem.(0) Mas.(0) Total(150)

ASIGNACIÓN PRESUPUESTARIA: 2.826.870

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Utilizar los medios de comunicación, como instrumentos de formación en valores ciudadanos.

OBJETIVOS ESPECÍFICOS: Fortalecer los medios alternativos y comunitarios.

RESULTADO: Fortalecimiento de los medios alternativos y comunitarios.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.246.557					2.246.557
4.03	Servicios no personales	580.313					580.313
	TOTAL	2.826.870					2.826.870

PROYECTO: COD. N.E: 118571 COD. PPTO: 360059000 Fortalecimiento del plan de regionalización de la política informativa y comunicacional del estado venezolano a través de las Oficinas de Información Regional (OIR) y Red de Enlaces Estadales.

UNIDAD DE MEDIDA: Jornada de Formación

CANTIDAD: Fem.(0) Mas.(0) Total(18)

ASIGNACIÓN PRESUPUESTARIA: 6.766.830

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Fortalecer los vínculos interinstitucionales, entre las Oficinas de Información Regional (OIR) del Ministerio del Poder Popular para la Comunicación y la Información, medios de comunicación y el poder popular.

OBJETIVOS ESPECÍFICOS: Fortalecer el Plan de Regionalización de la Política Informativa y Comunicacional del Estado venezolano, a través de las Oficinas de Información Regional (OIR) y Red de Enlaces Estadales.

RESULTADO: Actividades de formación que promuevan los valores patrios y la politica social, tales como: foros, cineforos y talleres.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	6.065.378					6.065.378
4.03	Servicios no personales	701.452					701.452
	TOTAL	**6.766.830**					**6.766.830**

PROYECTO: COD. N.E: 118510 COD. PPTO: 360060000 Producción del programa "Aló, Presidente"

UNIDAD DE MEDIDA: Programa

CANTIDAD: Fem.(0) Mas.(0) Total(44)

ASIGNACIÓN PRESUPUESTARIA: 6.766.830

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Establecer mecanismos que permitan aumentar el posicionamiento de la Agenda de Gobierno y disminuir la contraofensiva comunicacional.

OBJETIVOS ESPECÍFICOS: Producir y transmitir el programa "Aló, Presidente" y crear mecanismos para ampliar la participación protagónica del Soberano, de manera que el Primer Mandatario siga en contacto con el pueblo y viceversa.

RESULTADO: Programas transmitidos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.879.104					3.879.104
4.02	Materiales, suministros y mercancías	554.395					554.395
4.03	Servicios no personales	2.033.955					2.033.955
4.04	Activos reales	283.376					283.376
4.07	Transferencias y donaciones	16.000					16.000
	TOTAL	**6.766.830**					**6.766.830**

PROYECTO: COD. N.E: 118565 COD. PPTO: 360061000 Fortalecimiento de la industria audiovisual nacional independiente

UNIDAD DE MEDIDA: Actividad

CANTIDAD: Fem.(0) Mas.(0) Total(10)

ASIGNACIÓN PRESUPUESTARIA: 6.766.830

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover la aplicación de la Ley de Responsabilidad Social en Radio y Televisión, con miras a coadyuvar en la construcción de un nuevo modelo comunicacional, enmarcado en una visión socialista del uso de los medios de comunicación, como aliados en el desarrollo social y económico del país e impulsar el desarrollo del sector PNI, como uno de los objetivos fundamentales de la Ley Resorte, para la democratización de los servicios de radio y televisión.

OBJETIVOS ESPECÍFICOS: Promover la aplicación de la Ley de Responsabilidad Social en Radio, Televisión y Medios Electrónicos, como mecanismo para la construcción de un nuevo modelo comunicacional, enmarcado en una visión socialista del uso de los medios de comunicación, como aliados en el desarrollo social y económico del pais, impulsando de esta manera el crecimiento del sector PNI, como uno de los objetivos fundamentales de la Ley Resorte, para la democratización de los servicios de radio y televisión.

RESULTADO: Fortalecimiento de la industria audiovisual nacional independiente.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	6.063.371					6.063.371
4.03	Servicios no personales	703.459					703.459
	TOTAL	**6.766.830**					**6.766.830**

PROYECTO: COD. N.E: 118591 COD. PPTO: 360062000 Optimización de las transmisiones especiales del Sistema Nacional de Medios Públicos.

UNIDAD DE MEDIDA: Producción

CANTIDAD: Fem.(0) Mas.(0) Total(515)

ASIGNACIÓN PRESUPUESTARIA: 25.133.940

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Regir la politica de comunicación, información y publicidad de la gestión del Gobierno Nacional.

OBJETIVOS ESPECÍFICOS: Optimizar y garantizar la calidad de las transmisiones, adquiriendo equipamiento específico y capacitando personal para su ejecución.

RESULTADO: Producción de transmisiones.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	10.782.570					10.782.570
4.02	Materiales, suministros y mercancías	1.406.606					1.406.606
4.03	Servicios no personales	10.431.370					10.431.370
4.04	Activos reales	2.513.394					2.513.394
	TOTAL	**25.133.940**					**25.133.940**

PROYECTO: COD. N.E: 118581 COD. PPTO: 360063000 Producción comunicacional y adecuación tecnológica y física del Centro de Documentación para la digitalización de los archivos emanados de la gestión presidencial.

UNIDAD DE MEDIDA: Producción

CANTIDAD: Fem.(0) Mas.(0) Total(1.000)

ASIGNACIÓN PRESUPUESTARIA: 24.979.270

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Realizar la producción comunicacional y adecuación tecnológica y física del centro de documentación para la digitalización de los archivos emanados de la gestión presidencial.

OBJETIVOS ESPECÍFICOS: Garantizar la producción periodistica y el archivo documental, a los fines de informar al pueblo venezolano de los lineamientos y alcances logrados por la gestión presidencial, en el marco del Proyecto Nacional Simón Bolívar y preservarlos como referencia histórica y necesaria, para el porvenir de la Nación.

RESULTADO: Producciones periodísticas, reforma física y tecnológica del Centro de Documentación y digitalización de los archivos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	17.939.972					17.939.972
4.02	Materiales, suministros y mercancías	1.295.421					1.295.421
4.03	Servicios no personales	5.096.166					5.096.166
4.04	Activos reales	453.397					453.397
4.07	Transferencias y donaciones	194.314					194.314
	TOTAL	**24.979.270**					**24.979.270**

PROYECTO: COD. PPTO: 369999000 Aportes y transferencias para financiar los proyectos de los entes descentralizados

UNIDAD DE MEDIDA: Bolivar

CANTIDAD: 310.710.086

ASIGNACIÓN PRESUPUESTARIA: 310.710.086

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Aportes y transferencias para financiar los proyectos de los entes descentralizados

OBJETIVOS ESPECÍFICOS: Aportes y transferencias para financiar los proyectos de los entes descentralizados

RESULTADO: 310.710.086

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	310.710.086					310.710.086
	TOTAL	**310.710.086**					**310.710.086**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	Presupuesto 2013
4.07.00.00.00	Transferencias y donaciones	310.710.086					310.710.086
4.07.01.00.00	Transferencias y donaciones corrientes internas	310.710.086					310.710.086
4.07.01.03.00	Transferencias corrientes internas al sector público	310.710.086					310.710.086
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	48.754.315					48.754.315
	- A0079 Servicio Autónomo Imprenta Nacional y Gaceta Oficial	10.290.000					10.290.000
	- A0468 Fundación Televisora Venezolana Social (Teves)	13.508.606					13.508.606
	- A0474 Fundación Premio Nacional de Periodismo	674.500					674.500
	- A0490 Fundación Ávila TV	11.368.791					11.368.791
	- A1601 Fundación El Correo del Orinoco	12.912.418					12.912.418
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	261.955.771					261.955.771
	- A0608 C.A. Venezolana de Televisión (VTV)	90.282.317					90.282.317
	- A1207 Corporación Venezolana de Telecomunicaciones, S.A. (Covetel)	40.147.667					40.147.667
	- A1214 La Nueva Televisión del Sur, C.A. (T.V. SUR)	59.567.919					59.567.919
	- A1528 Radio Mundial, C.A.	4.135.699					4.135.699
	- A1529 Radio Zulia, C.A.	1.336.433					1.336.433
	- A1530 Radio Margarita, C.A.	1.208.810					1.208.810
	- A1531 Radiodifusora Los Andes, C.A.	760.698					760.698
	- A1539 Radio Nacional de Venezuela, C.A.	32.700.000					32.700.000
	- A1540 Agencia Venezolana de Noticias, C.A.	26.172.534					26.172.534
	- A1546 La Radio del Sur, C.A.	5.643.694					5.643.694

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	164.099.242					164.099.242
4.03	Servicios no personales	5.505.455					5.505.455
	TOTAL	**169.604.697**					**169.604.697**

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	15.122.311					15.122.311
4.03	Servicios no personales	47.165.583					47.165.583
4.04	Activos reales	17.615.948					17.615.948
4.07	Transferencias y donaciones	158.963.227					158.963.227
4.11	Disminución de pasivos	1.298.118					1.298.118
	TOTAL	**240.165.187**					**240.165.187**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	156.952.512					156.952.512
4.07.01.00.00	Transferencias y donaciones corrientes internas	156.952.512					156.952.512
4.07.01.03.00	Transferencias corrientes internas al sector público	156.952.512					156.952.512
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	29.320.783					29.320.783
	- A0079 Servicio Autónomo Imprenta Nacional y Gaceta Oficial	4.410.000					4.410.000
	- A0468 Fundación Televisora Venezolana Social (Teves)	8.541.394					8.541.394
	- A0474 Fundación Premio Nacional de Periodismo	850.500					850.500
	- A0490 Fundación Ávila TV	11.106.307					11.106.307
	- A1601 Fundación El Correo del Orinoco	4.412.582					4.412.582
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	127.631.729					127.631.729
	- A0608 C.A. Venezolana de Televisión (VTV)	34.967.683					34.967.683
	- A1207 Corporación Venezolana de Telecomunicaciones, S.A. (Covetel)	38.339.833					38.339.833
	- A1214 La Nueva Televisión del Sur, C.A. (T.V. SUR)	25.219.581					25.219.581
	- A1528 Radio Mundial, C.A.	3.214.301					3.214.301
	- A1529 Radio Zulia, C.A.	1.026.067					1.026.067
	- A1530 Radio Margarita, C.A.	681.190					681.190
	- A1531 Radiodifusora Los Andes, C.A.	499.302					499.302
	- A1539 Radio Nacional de Venezuela, C.A.	9.300.000					9.300.000
	- A1540 Agencia Venezolana de Noticias, C.A.	11.627.466					11.627.466
	- A1546 La Radio del Sur, C.A.	2.756.306					2.756.306

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	17.400.420					17.400.420
TOTAL		**17.400.420**					**17.400.420**

ACCIÓN CENTRALIZADA: Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.082.715					1.082.715
4.03	Servicios no personales	928.000					928.000
TOTAL		**2.010.715**					**2.010.715**

37

Ministerio del Poder Popular del Despacho de la Presidencia

MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Los lineamientos que el Ministerio del Poder Popular del Despacho de la Presidencia (Mppdp), contempla para la ejecución del Plan Operativo Anual Institucional y el Presupuesto del año 2013, responden a los principales desafíos que tiene planteado el Gobierno Nacional, para avanzar en la profundización del Proyecto Socialista Bolivariano, beneficiando a las mayorías, a través de una gestión pública democrática, coherente, transparente y eficaz, que permita exhibir con mayor fuerza, los resultados concretos de la acción gubernamental, contribuyendo de esta forma a la construcción de la sociedad socialista, en la que prevalecen los valores de justicia y equidad.

En este contexto, el Mppdp, comprometido en fortalecer las acciones del Gobiemo Nacional, orientadas a la consecución de las Líneas Generales del Proyecto Nacional Simón Bolivar - Primer Plan Socialista- PPS- del Desarrollo Económico y Social de la Nación 2007-2013, ha estructurado un Plan Estratégico para el año 2013, que busca consolidar la acción institucional y el desarrollo humano, con actividades que responden a las necesidades comunitarias, que contribuyan al desarrollo de las potencialidades y capacidades de la comunidad.

Lo indicado, da origen a la formulación de proyectos de alcance social, para atender necesidades propias como son:

- Atención integral a las comunidades afrodescendientes
- Asistencia socio-económica a los sectores más necesitados del país
- Contribuir a las mejoras y soluciones de los problemas urbanísticos, arquitectónicos y paisajísticos a nivel nacional
- Fortalecer el Sistema Estadístico Nacional
- Incorporación de los niños, niñas y jóvenes al Sistema Nacional de Orquestas y Coros Juveniles.

De igual manera, se mantienen las conquistas sociales, que los ciudadanos y ciudadanas han alcanzado por intermedio de las misiones sociales; con lo cual, se coadyuva al acercamiento de la población a la Suprema Felicidad Social, por la vía del ejercicio democrático, participativo y protagónico. Paralelamente, se formulan proyectos institucionales, con los cuales se busca garantizar el suministro oportuno de bienes y servicios, requeridos para cumplir a nivel estratégico, táctico, operativo, administrativo, tecnológico y logístico, con la misión institucional, como también proveer servicio integral, a través del Centro de Educación Inicial Simoncito “María Concepción Palacios”, para los niños y niñas de los trabajadores del Ministerio.

La formulación de estos proyectos, además de abarcar el alcance social e institucional, permitirá continuar con el compromiso de la defensa e independencia nacional, continuar la construcción de una patria socialista, convertir a Venezuela en potencia social, económica y política en América Latina y el Caribe, contribuir al desarrollo de una geopolítica nacional pluripolar, preservar la vida en el planeta y la salvación de la humanidad, políticas que el Gobierno tiene programadas para el Segundo Plan Socialista para el periodo 2013-2019.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
118.529	370039000	Servicio de seguridad, custodia y transporte aéreo presidencial.	Servicio			365	26.000.000			26.000.000
118.644	370040000	Fortalecimiento de la seguridad, defensa y desarrollo integral de la Nación.	Informe			499	34.515.663			34.515.663
118.862	370041000	Atender, procesar y articular las solicitudes que el pueblo dirige al Palacio de Miraflores.	Beneficio Social	60.000	59.344	119.344	3.234.550.117			3.234.550.117
118.507	370042000	Articulación de las comunidades afrodescendientes con los entes del Estado.	Comunidad			3.365	5.000.000			5.000.000
118.524	370043000	Inspección, seguimiento y evaluación de las políticas públicas del Estado venezolano.	Informe de Ejecución			1.190	12.000.000			12.000.000
118.265	370044000	Garantizar la operatividad del Centro de Educación Inicial Simoncito "María Concepción Palacios".	Niña, Niño, Adolescente y Joven	100	100	200	5.000.000			5.000.000
118.281	370045000	Optimización de servicios y mantenimiento a las áreas operativas del Organismo.	Servicio			841.530	190.601.574			190.601.574
	379999000	Aportes y transferencias para financiar los proyectos de los entes descentralizados.	Bolívar			1.133.120.299	349.554.803	783.565.496		1.133.120.299
						TOTAL	3.857.222.157	783.565.496		4.640.787.653

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
370001000	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	533.681.077			533.681.077
370002000	Gestión Administrativa	240.877.843			240.877.843
370003000	Previsión y Protección Social	61.918.923			61.918.923
370007000	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	30.000.000			30.000.000
	TOTAL	**866.477.843**			**866.477.843**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**470**	**848**	**184**	**1.502**	**36.890.223**	**12.797.354**	**49.687.577**
Altos Funcionarios y de Elección Popular		1		1	27.783		27.783
Alto Nivel y de Dirección	6	4	9	19	710.003		710.003
Directivo	3	9	10	22	301.112	77.051	378.163
Profesional y Técnico	218	235	53	506	11.732.321	3.238.173	14.970.494
Administrativo	82	21	88	191	4.620.535	1.229.658	5.850.193
Obrero	161	578	24	763	19.498.469	8.252.472	27.750.941
Personal Contratado	**483**	**525**		**1.008**	**31.540.298**		**31.540.298**
Profesional y Técnico	26	21		47	1.063.284		1.063.284
Administrativo	295	212		507	19.001.650		19.001.650
Obrero	162	292		454	11.475.364		11.475.364
TOTAL	**953**	**1.373**	**184**	**2.510**	**68.430.521**	**12.797.354**	**81.227.875**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**187**	**55**	**242**	**21.625.915**
Alto Nivel y de Dirección	4		4	280.263
Obrero	95	44	139	8.631.008
Empleado	88	11	99	12.714.644
Jubilados	**223**	**210**	**433**	**40.293.008**
Alto Nivel y de Dirección	8	12	20	1.399.537
Obrero	40	130	170	18.429.898
Empleado	175	68	243	20.463.573
TOTAL	**410**	**265**	**675**	**61.918.923**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	578.497.685			578.497.685
4.02	Materiales, suministros y mercancias	112.787.381			112.787.381
4.03	Servicios no personales	125.079.731			125.079.731
4.04	Activos reales	13.474.154			13.474.154
4.06	Gastos de defensa y seguridad del estado	1.600.000			1.600.000
4.07	Transferencias y donaciones	3.892.261.049	783.565.496		4.675.826.545
	TOTAL	**4.723.700.000**	**783.565.496**		**5.507.265.496**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.540.593.393	783.565.496		4.324.158.889
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.540.593.393			3.540.593.393
4.07.01.03.00	Transferencias corrientes internas al sector público	3.540.593.393			3.540.593.393
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.540.593.393			3.540.593.393
	- A0198 Instituto Nacional de Estadistica (INE)	180.000.000			180.000.000
	- A0216 Fundación "Pueblo Soberano"	100.000.000			100.000.000
	- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)	250.311.981			250.311.981
	- A0415 Fundación Misión Sucre	544.719.258			544.719.258
	- A0423 Fundación Misión Identidad	22.165.000			22.165.000
	- A0425 Fundación Samuel Róbinson	332.185.424			332.185.424
	- A0428 Fundación Misión Piar	3.042.560			3.042.560
	- A0446 Fundación Misión Barrio Adentro	925.783.520			925.783.520
	- A0452 Fundación Misión Cultura	59.876.309			59.876.309
	- A0456 Fundación Misión Madres del Barrio Josefa Joaquina Sánchez	784.635.382			784.635.382
	- A0460 Fundación Misión Milagro	22.154.000			22.154.000
	- A0480 Fundación Misión Negra Hipólita	261.510.593			261.510.593
	- A0487 Fundación "Misión Che Guevara"	32.209.366			32.209.366
	- A1604 Fundación Oficina Presidencial de Planes y Proyectos Especiales	22.000.000			22.000.000
4.07.03.00.00	Transferencias y donaciones de capital internas		783.565.496		783.565.496
4.07.03.03.00	Transferencias de capital internas al sector público		783.565.496		783.565.496
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales		783.565.496		783.565.496
	- A0198 Instituto Nacional de Estadística (INE)		35.563.563		35.563.563
	- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)		748.001.933		748.001.933

PROYECTO: COD. N.E: 118529 COD. PPTO: 370039000 Servicio de seguridad, custodia y transporte aéreo presidencial

UNIDAD DE MEDIDA: Servicio

CANTIDAD: Fem.(0) Mas.(0) Total(365)

ASIGNACIÓN PRESUPUESTARIA: 26.000.000

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Prestar al Ciudadano Presidente de la República y a sus familiares inmediatos los honores, así como las distinciones que correspondan a su alta investidura, de igual manera cumplir con la seguridad. Asimismo, custodiar las instalaciones presidenciales y lugares donde ejerza funciones y prestar los servicios de transporte aéreo, nacional e internacional y realizar a solicitud del Ciudadano Presidente de la República, el transporte aéreo a dignatarios, jefes de Estado y altas personalidades.

OBJETIVOS ESPECÍFICOS: Prestar seguridad, custodia y transporte aéreo al Ciudadano Presidente de la República Bolivariana de Venezuela y a sus familiares, dentro y fuera del país.

RESULTADO: Seguridad, custodia y transporte aéreo prestado.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	11.135.520					11.135.520
4.02	Materiales, suministros y mercancías	6.075.142					6.075.142
4.03	Servicios no personales	6.921.818					6.921.818
4.04	Activos reales	267.520					267.520
4.06	Gastos de defensa y seguridad del estado	1.600.000					1.600.000
	TOTAL	**26.000.000**					**26.000.000**

PROYECTO: COD. N.E: 118644 COD. PPTO: 370040000 Fortalecimiento de la seguridad, defensa y desarrollo integral de la Nación.

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(499)

ASIGNACIÓN PRESUPUESTARIA: 34.515.663

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Consolidarnos como el máximo órgano de consulta para la planificación y asesoramiento del poder público nacional, estatal, municipal y comunal, en los asuntos relacionados con la seguridad, defensa y desarrollo integral de la Nación.

OBJETIVOS ESPECÍFICOS: Asesorar en materia de seguridad, defensa y desarrollo integral al Consejo de Defensa de la Nación y las diferentes instancias del poder público nacional, estatal, municipal y comunal, en los ámbitos económico, político, social, cultural, geográfico, ambiental, militar e internacional.

RESULTADO: Informe concluido

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	29.012.566					29.012.566
4.02	Materiales, suministros y mercancías	905.900					905.900
4.03	Servicios no personales	3.094.763					3.094.763
4.04	Activos reales	35.000					35.000
4.07	Transferencias y donaciones	1.467.434					1.467.434
	TOTAL	**34.515.663**					**34.515.663**

PROYECTO:	COD. N.E: 118862 COD. PPTO: 370041000 Atender, procesar y articular las solicitudes que el pueblo dirige al Palacio de Miraflores
UNIDAD DE MEDIDA:	Beneficio Social
CANTIDAD:	Fem.(60.000) Mas.(59.344) Total(119.344)
ASIGNACIÓN PRESUPUESTARIA:	3.234.550.117
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Coadyuvar en la construcción de la nueva institucionalidad revolucionaria, al servicio del pueblo.
OBJETIVOS ESPECÍFICOS:	Generar acciones organizadas y relacionadas, con la finalidad de atender, procesar y articular, las solicitudes que el pueblo dirige al Comandante Presidente.
RESULTADO:	Ayudas permanentes y no permanentes otorgadas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	3.234.550.117					3.234.550.117
	- Misiones sociales	3.028.535.780					3.028.535.780
	Misión Barrio Adentro Deportivo	40.254.368					40.254.368
	Resto de Misiones	2.988.281.412					2.988.281.412
	- Resto de transferencias	206.014.337					206.014.337
	TOTAL	**3.234.550.117**					**3.234.550.117**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	2.988.281.412					2.988.281.412
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.988.281.412					2.988.281.412
4.07.01.03.00	Transferencias corrientes internas al sector público	2.988.281.412					2.988.281.412
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.988.281.412					2.988.281.412
	- A0415 Fundación Misión Sucre	544.719.258					544.719.258
	- A0423 Fundación Misión Identidad	22.165.000					22.165.000
	- A0425 Fundación Samuel Róbinson	332.185.424					332.185.424
	- A0428 Fundación Misión Piar	3.042.560					3.042.560
	- A0446 Fundación Misión Barrio Adentro	925.783.520					925.783.520
	- A0452 Fundación Misión Cultura	59.876.309					59.876.309
	- A0456 Fundación Misión Madres del Barrio Josefa Joaquina Sánchez	784.635.382					784.635.382
	- A0460 Fundación Misión Milagro	22.154.000					22.154.000
	- A0480 Fundación Misión Negra Hipólita	261.510.593					261.510.593
	- A0487 Fundación "Misión Che Guevara"	32.209.366					32.209.366

PROYECTO: COD. N.E: 118507 COD. PPTO: 370042000 Articulación de las comunidades afrodescendientes con los entes del Estado.

UNIDAD DE MEDIDA: Comunidad

CANTIDAD: Fem.(0) Mas.(0) Total(3.365)

ASIGNACIÓN PRESUPUESTARIA: 5.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Superar la pobreza y atender integralmente a la población en situación de extrema pobreza y máxima exclusión social.

OBJETIVOS ESPECÍFICOS: Articular las comunidades afrodescendientes en materia de educación, salud, vivienda, turismo y socioproductivas, con los entes del Estado a nivel nacional.

RESULTADO: Articulación de las áreas de desarrollo de los entes con las comunidades afrodescendientes.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.669.774					2.669.774
4.02	Materiales, suministros y mercancías	376.166					376.166
4.03	Servicios no personales	304.000					304.000
4.04	Activos reales	1.650.060					1.650.060
	TOTAL	**5.000.000**					**5.000.000**

PROYECTO: COD. N.E: 118524 COD. PPTO: 370043000 Inspección, seguimiento y evaluación de las políticas públicas del Estado venezolano

UNIDAD DE MEDIDA: Informe de Ejecución

CANTIDAD: Fem.(0) Mas.(0) Total(1.190)

ASIGNACIÓN PRESUPUESTARIA: 12.000.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Inspeccionar, evaluar y dar seguimiento a los planes, proyectos, obras y trabajos que ejecuten los órganos, entes y Misiones, con el fin de mantener informado al Ciudadano Presidente de la República, para facilitar la toma de decisiones y brindar satisfacción al ciudadano y ciudadana, que recibe servicios públicos.

OBJETIVOS ESPECÍFICOS: Establecer acciones que permitan evaluar el avance de las políticas públicas aplicadas por los distintos órganos, entes y misiones del Estado venezolano, mediante la inspección y seguimiento de los planes, proyectos y obras, a través de la presentación de informes, que faciliten la toma de decisiones del Presidente de la República Bolivariana de Venezuela.

RESULTADO: Informes de evaluaciones del avance de la ejecución de las políticas públicas del Estado venezolano.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	7.066.998					7.066.998
4.02	Materiales, suministros y mercancías	2.556.000					2.556.000
4.03	Servicios no personales	1.787.002					1.787.002
4.04	Activos reales	590.000					590.000
	TOTAL	12.000.000					12.000.000

PROYECTO:	COD. N.E: 118265 COD. PPTO: 370044000 Garantizar la operatividad del Centro de Educación Inicial Simoncito "María Concepción Palacios"
UNIDAD DE MEDIDA:	Niña, Niño, Adolescente y Joven
CANTIDAD:	Fem.(100) Mas.(100) Total(200)
ASIGNACIÓN PRESUPUESTARIA:	5.000.000
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Fortalecer al Centro de Educación Inicial Simoncito "María Concepción Palacios", para contribuir al aprendizaje de los niños y niñas.
OBJETIVOS ESPECÍFICOS:	Fortalecer al Centro de Educación Inicial Simoncito "María Concepción Palacios", para contribuir al aprendizaje de los niños y niñas, desde el maternal-preescolar, que garanticen su inserción en la educación primaria.
RESULTADO:	Niños y niñas, atendidos e insertados en la educación primaria.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	2.464.286					2.464.286
4.03	Servicios no personales	2.535.714					2.535.714
TOTAL		**5.000.000**					**5.000.000**

PROYECTO: COD. N.E: 118281 COD. PPTO: 370045000 Optimización de servicios y mantenimiento a las áreas operativas del Organismo

UNIDAD DE MEDIDA: Servicio

CANTIDAD: Fem.(0) Mas.(0) Total(841.530)

ASIGNACIÓN PRESUPUESTARIA: 190.601.574

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria.

OBJETIVO ESTRATÉGICO: Avanzar en la conformación de la nueva estructura social.

OBJETIVOS ESPECÍFICOS: Suministrar el apoyo técnico, logístico y administrativo, que requiere el Ministerio del Poder Popular del Despacho de la Presidencia, para el desempeño de sus funciones.

RESULTADO: Servicios y mantenimiento optimizados.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	73.511					73.511
4.02	Materiales, suministros y mercancías	100.265.887					100.265.887
4.03	Servicios no personales	65.868.008					65.868.008
4.04	Activos reales	8.381.574					8.381.574
4.07	Transferencias y donaciones	16.012.594					16.012.594
	TOTAL	**190.601.574**					**190.601.574**

PROYECTO: COD. PPTO: 379999000 Aportes y transferencias para financiar los proyectos de los entes descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(1.133.120.299)

ASIGNACIÓN PRESUPUESTARIA: 1.133.120.299

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Avanzar en la conformación de la nueva estructura social, con el fin de garantizar la mayor suma de felicidad a la población venezolana.

OBJETIVOS ESPECÍFICOS:
Contribuir al suministro de datos estadísticos a los entes públicos y privados.
Contribuir a un desarrollo educativo de acción por la música a los niños, niñas y adolescentes de bajos recursos.
Planificar y ejecutar acciones urbanisticas, arquitectónicas y paisajisticas de carácter extraordinario, a nivel nacional.
Otorgar ayudas al soberano, que contribuyan a mejorar su calidad de vida.

RESULTADO: 1.133.120.299

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	349.554.803	783.565.496				1.133.120.299
	- Fortalecimiento del Instituto Nacional de Estadística (INE) como ente rector del Sistema Estadístico Nacional (SEN)		35.563.563				35.563.563
	- Segunda Fase del Programa de Apoyo al Centro de Acción Social por la Música		141.027.981				141.027.981
	- Complejo de Acción Social por la Música Simón Bolívar		606.973.952				606.973.952
	Resto de Fuentes de Financiamiento	349.554.803					349.554.803
TOTAL		**349.554.803**	**783.565.496**				**1.133.120.299**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	349.554.803	783.565.496				1.133.120.299
4.07.01.00.00	Transferencias y donaciones corrientes internas	349.554.803					349.554.803
4.07.01.03.00	Transferencias corrientes internas al sector público	349.554.803					349.554.803
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	349.554.803					349.554.803
	- A0198 Instituto Nacional de Estadística (INE)	107.118.240					107.118.240
	- A0216 Fundación "Pueblo Soberano"	47.452.408					47.452.408
	- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)	194.983.155					194.983.155
	- A1604 Fundación Oficina Presidencial de Planes y Proyectos Especiales	1.000					1.000
4.07.03.00.00	Transferencias y donaciones de capital internas		783.565.496				783.565.496
4.07.03.03.00	Transferencias de capital internas al sector público		783.565.496				783.565.496
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales		783.565.496				783.565.496
	- A0198 Instituto Nacional de Estadística (INE)		35.563.563				35.563.563
	- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)		748.001.933				748.001.933

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	528.539.316					528.539.316
4.03	Servicios no personales	5.141.761					5.141.761
	TOTAL	**533.681.077**					**533.681.077**

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	144.000					144.000
4.03	Servicios no personales	35.426.665					35.426.665
4.04	Activos reales	2.550.000					2.550.000
4.07	Transferencias y donaciones	202.757.178					202.757.178
	TOTAL	**240.877.843**					**240.877.843**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	202.757.178					202.757.178
4.07.01.00.00	Transferencias y donaciones corrientes internas	202.757.178					202.757.178
4.07.01.03.00	Transferencias corrientes internas al sector público	202.757.178					202.757.178
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	202.757.178					202.757.178
	- A0198 Instituto Nacional de Estadistica (INE)	72.881.760					72.881.760
	- A0216 Fundación "Pueblo Soberano"	52.547.592					52.547.592
	- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)	55.328.826					55.328.826
	- A1604 Fundación Oficina Presidencial de Planes y Proyectos Especiales	21.999.000					21.999.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	61.918.923					61.918.923
	TOTAL	**61.918.923**					**61.918.923**

ACCIÓN CENTRALIZADA: Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	4.000.000					4.000.000
4.07	Transferencias y donaciones	26.000.000					26.000.000
	TOTAL	**30.000.000**					**30.000.000**

38

Consejo Moral Republicano

CONSEJO MORAL REPUBLICANO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Consejo Moral Republicano, como Órgano de expresión del Poder Ciudadano, fundamenta su política presupuestaria para el ejercicio fiscal 2013 básicamente en las siguientes estrategias:

- Fortalecimiento institucional del Consejo Moral Republicano a través de la promoción y proyección de su imagen en el ámbito nacional, estableciendo mecanismos eficientes de atención a solicitudes, con lo cual se garantiza su operatividad administrativa y el desarrollo de las normas jurídicas que rigen su actuación.
- Promover en los venezolanos y venezolanas el interés por los principios y valores esenciales para la convivencia en democracia, sus derechos, garantías y deberes ciudadanos establecidos en la Constitución de la República Bolivariana de Venezuela, así como en el pensamiento social del Libertador Simón Bolívar.
- Fomentar en los funcionarios y funcionarias de la Administración Pública, los principios y valores cívicos-morales que sustentan el servicio público como parte del desarrollo integral del país.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
N.E.	Ppto.		Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
				Fem.	Masc.	Total				
118.813	380022000	Comisión por la justicia y la verdad.	Acta / Expediente			200	75.000			75.000
117.140	380023000	Formación Cívica y Rescate de Valores en La Escuela, La Familia, Comunidades Organizadas y Funcionarios Públicos.	Actividad de Difusión y Fortalecimiento Realizada			1.600	4.699.658			4.699.658
118.788	380024000	Campaña de promoción institucional para el rescate de la formación cívica y los valores ciudadanos.	Campaña Publicitaria			1	48.007			48.007
						TOTAL	4.822.665			4.822.665

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
380001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.003.335			1.003.335
380002000	Gestión administrativa	294.000			294.000
	TOTAL	1.297.335			1.297.335

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**17**	**10**		**27**	**1.202.090**		**1.202.090**
Alto Nivel y de Dirección	1	1		2	556.865		556.865
Profesional y Técnico	5	5		10	245.225		245.225
Personal Administrativo	4	4		8	285.000		285.000
Personal Docente	7			7	115.000		115.000
Personal Contratado	**34**	**7**		**41**	**1.632.363**		**1.632.363**
Profesional y Técnico	4			4	252.000		252.000
Personal Administrativo		2		2	50.363		50.363
Personal Docente	30	5		35	1.330.000		1.330.000
TOTAL	**51**	**17**		**68**	**2.834.453**		**2.834.453**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	5.257.993			5.257.993
4.02	Materiales, suministros y mercancías	95.000			95.000
4.03	Servicios no personales	737.007			737.007
4.04	Activos reales	30.000			30.000
	TOTAL	**6.120.000**			**6.120.000**

PROYECTO: COD. N.E: 118813 COD. PPTO: 380022000 Comisión por la justicia y la verdad.

UNIDAD DE MEDIDA: Acta / Expediente

CANTIDAD: Fem.(0) Mas.(0) Total(200)

ASIGNACIÓN PRESUPUESTARIA: 75.000

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Promover la valoración de la preeminencia de los derechos humanos.

OBJETIVOS ESPECÍFICOS: Establecer mecanismos para garantizar el derecho a la verdad, sancionar a los responsables de hechos de violación de derechos humanos, delitos de lesa humanidad, reivindicación moral, social, política al honor y a la dignidad de las víctimas de la represión que se generó entre los años 1958 a 1998.

RESULTADO: Atención de denuncias, expedientes aperturados, casos procesados producto de los hechos de violación de derechos humanos y delitos de lesa humanidad que se generaron en el estado venezolano durante el periodo de 1958 a 1998

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	15.000					15.000
4.03	Servicios no personales	60.000					60.000
	TOTAL	75.000					75.000

PROYECTO: COD. N.E: 117140 COD. PPTO: 380023000 Formación Cívica y Rescate de Valores en La Escuela, La Familia, Comunidades Organizadas y Funcionarios Públicos.

UNIDAD DE MEDIDA: Actividad de Difusión y Fortalecimiento Realizada

CANTIDAD: Fem.(0) Mas.(0) Total(1.600)

ASIGNACIÓN PRESUPUESTARIA: 4.699.658

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Promoción de actividades pedagógicas dirigidas al conocimiento y estudio de la Constitución de la República Bolivariana de Venezuela.

OBJETIVOS ESPECÍFICOS: Promover el fortalecimiento de las capacidades de análisis y discusión de la Formación Cívica, con el objeto de afianzar y profundizar la participación ciudadana, así como el desarrollo de Valores y destrezas cívicas por parte de los ciudadanos.

RESULTADO: La refundación de la Nación Venezolana, basada en el cimiento de los Valores y Principios Humanos a partir de la construcción de una estructura social incluyente.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	4.254.658					4.254.658
4.02	Materiales, suministros y mercancías	60.000					60.000
4.03	Servicios no personales	355.000					355.000
4.04	Activos reales	30.000					30.000
	TOTAL	**4.699.658**					**4.699.658**

PROYECTO: COD. N.E: 118788 COD. PPTO: 380024000 Campaña de promoción institucional para el rescate de la formación cívica y los valores ciudadanos.

UNIDAD DE MEDIDA: Campaña Publicitaria

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 48.007

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Promover y divulgar la formación cívica y los valores ciudadanos en la población a través de la difusión de los deberes, derechos y virtudes democráticas como parte del desarrollo integral del pais.

OBJETIVOS ESPECÍFICOS: Promover y divulgar a través de una campaña institucional la formación civica y los valores ciudadanos por medio de la divulgación de los deberes y virtudes democráticas como parte del desarrollo integral del pais.

RESULTADO: La refundación de la nación venezolana basada en el cimiento de los valores y principios humanistas a partir de la construcción de una estructura social incluyente.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	48.007					48.007
	TOTAL	**48.007**					**48.007**

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.003.335					1.003.335
	TOTAL	**1.003.335**					**1.003.335**

ACCIÓN CENTRALIZADA: Gestión administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	20.000					20.000
4.03	Servicios no personales	274.000					274.000
	TOTAL	**294.000**					**294.000**

39

Superintendencia Nacional de Auditoría Interna

SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Presupuesto para el ejercicio fiscal del año 2013 de la Superintendencia Nacional de Auditoría Interna (Sunai), fue elaborado tomando en consideración los lineamientos del Ejecutivo Nacional, referidos a la eliminación del gasto suntuario o superfluo, de conformidad con las disposiciones establecidas en la Constitución de la República Bolivariana de Venezuela, Ley Orgánica de la Administración Pública, Ley Orgánica de Planificación, Ley Orgánica de la Administración Financiera del Sector Público (Loafsp) y Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal, en concordancia con las orientaciones del Ministerio del Poder Popular de Planificación y Finanzas (Mpppf) y la Oficina Nacional de Presupuesto. En tal sentido, orientará su política presupuestaria, manteniendo criterios de austeridad en la aplicación de los recursos asignados, buscando maximizar el ahorro en la distribución del gasto.

En Plan Operativo Anual Institucional (POAI), está conformado por cinco (5) proyectos estratégicos, que son necesarios para el cumplimiento de la misión de la Sunai y están articulados a la directriz estratégica número 3 "Profundización de la Democracia Protagónica Revolucionaria" del Proyecto Nacional Simón Bolívar - Primer Plan Socialista- PPS- del Desarrollo Económico y Social de la Nación 2007-2013, siendo indispensable la implementación de las nuevas tendencias de auditoría interna, en la administración financiera del Sector Público Nacional, orientados a impulsar el control popular en la gestión gubernamental.

Los proyectos en referencia son:

Evaluar el Sistema de Control Interno de los órganos y entes de la Administración Pública Nacional (APN)

Para el ejercicio fiscal 2013 la meta del proyecto es de 50 órganos y entes de la APN, evaluados en materia de control interno, este proyecto, el cual está orientado a la evaluación del Sistema de Control Interno de los organismos de la APN, se realiza con la ejecución de auditorías para evaluar su organización y funcionamiento, a fin de emitir las recomendaciones pertinentes, a través de informes de resultados, con base en los hallazgos obtenidos y con correctivos que deben ser aplicados, para optimizar el funcionamiento del sistema del organismo evaluado. Los informes tienen como destinatarios las mismas autoridades de organismos evaluados, la Dirección Superior de Gobierno, el Mpppf y la Contraloría General de la República (CGR), a los fines de que dispongan de información que permita reorientar la gestión de la política pública, a cargo de cada organismo.

Orientar y Asesorar en la implementación del Sistema de Control Interno en los órganos y entes de la APN

Para el ejercicio fiscal 2013 la meta del proyecto es de 2.100 funcionarios capacitados en materia de Control Interno, orientando su gestión al cumplimiento de las competencias atribuidas en la Loafsp a la Superintendencia Nacional de Auditoría Interna, capacitando a las máximas autoridades y a los funcionarios de los órganos y entes de la Administración Pública Nacional, para que implementen un sistema de control interno, eficaz y eficiente, con el fin de que se cumpla con la normativa legal vigente, se disminuyan los riesgos inherentes a las operaciones, se alcancen los objetivos y metas del Proyecto Estratégico Institucional (PEI) y se optimice la transparencia y calidad de la gestión pública, contribuyendo de este modo en la lucha contra la corrupción administrativa.

Fortalecer las Unidades de Auditoría Interna en los órganos y entes de la Administración Pública Nacional

La meta del proyecto se estima en 200 Unidades de Auditorías Internas (UAI) fortalecidas, consolidando a la Sunai, como órgano a cargo de la supervisión, orientación y coordinación del control interno y la auditoría interna en la APN. Este rol, lo ejerce a través de las asesorías a las UAI, en la actividad de aseguramiento y consulta, para agregar valor y mejorar las operaciones de la organización, ayudándola a cumplir sus objetivos, aportando un enfoque sistemático y disciplinado, para evaluar y mejorar la eficacia de los procesos, a fin de contribuir al logro de la eficiencia, eficacia y transparencia en las organizaciones públicas, impulsando el establecimiento de sistemas de control interno, útiles para la consecución de los objetivos y metas de dichas organizaciones.

Promover en la ciudadanía el uso de herramientas de control y auditoría social

Con este proyecto, se prevé orientar a 3.600 ciudadanos y ciudadanas, con lo cual se propone ofrecer orientación relativa al uso y manejo de herramientas de contraloría social, a fin de fortalecer la gestión que desarrollan, con el objeto de estimular su participación ciudadana, como derecho y deber, a fin de optimizar su gestión comunitaria, lo que se traduce en una gestión eficaz, eficiente y transparente, en el uso de los fondos públicos.

Fortalecer con tecnología de información, la orientación, coordinación y supervisión del control interno en los órganos y entes de la Administración Pública Centralizada y Descentralizada funcionalmente

A través de este proyecto, la Sunai estima implementar 3 sistemas para consolidar una plataforma tecnológica institucional, que cuente con herramientas informáticas adecuadas y actualizadas, en materia de control interno, auditoría y gestión.

La Sunai demanda para la implementación de su nueva estructura organizativa, una organización con grandes fortalezas y con sus procesos de apoyo estratégicos y sustantivos automatizados; para dar cumplimiento a dicha demanda, la Oficina de Tecnología de Información y Telecomunicaciones, propone el desarrollo y la implementación de soluciones tecnológicas (software), orientadas al área de auditoría y control interno, así como también, optimizar con sistemas de información, los procesos internos de la Institución. En tal sentido, conviene la asignación de un recurso, cuya responsabilidad básica sea la atención y canalización de las consultas de los usuarios; así como asegurar el cumplimiento de un programa de inducción, que facilite la adaptación de los usuarios de todas las unidades, a los nuevos sistemas de información en materia de control y auditoría y los de uso interno de la Sunai.

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código N.E	Código Ppto.	Denominación	Fecha inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
40.663	390008000	Orientar y asesorar para la implementación del Sistema de Control Interno en los órganos y entes de la APN.	01-01-07	30-12-16	14.074.798	1.846.524	6.087.072	15.870.561	37.878.955
112.361	390023000	Promover en la ciudadanía el uso de herramientas de control y auditoría social.	01-01-11	30-12-13	7.072.400	4.128.623			11.201.023
				TOTAL	21.147.198	5.975.147	6.087.072	15.870.561	49.079.978

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta Unidad de Medida	Meta Cantidad Fem.	Meta Cantidad Masc.	Meta Cantidad Total	Fuente de Financiamiento Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	Presupuesto 2013
40.663	390008000	Orientar y asesorar para la implementación del sistema de control interno en los órganos y entes de la APN.	Funcionario Capacitado	5.000	3.128	8.128	1.846.524			1.846.524
112.361	390023000	Promover en la ciudadanía el uso de herramientas de control y auditoría social.	Ciudadano Atendido	5.000	5.000	10.000	4.128.623			4.128.623
117.118	390027000	Fortalecer las unidades de auditoría interna en los órganos y entes de la Administración Pública Nacional	Unidad Fortalecida			220	2.494.504			2.494.504
117.095	390028000	Evaluar el sistema de control interno de los órganos y entes de la Administración Pública Nacional (APN)	Institución			50	2.494.550			2.494.550
117.175	390029000	Fortalecer con tecnología de información, la orientación, coordinación y supervisión del control interno en los órganos y entes de Administración Publica Centralizada y Descentralizada funcionalmente	Sistema			3	3.682.155			3.682.155
						TOTAL	14.646.356			14.646.356

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
390001000	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	12.627.799			12.627.799
390002000	Gestión Administrativa	903.866			903.866
390003000	Previsión y Protección Social	1.021.979			1.021.979
TOTAL		**14.553.644**			**14.553.644**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**53**	**44**	**8**	**105**	**4.010.359**	**1.337.381**	**5.347.740**
Alto Nivel y de Dirección		1		1	163.208	75.530	238.738
Directivo	6	4	1	11	1.123.792	90.519	1.214.311
Profesional y Técnico	36	25	7	68	1.991.998	799.552	2.791.550
Administrativo	11	14		25	731.361	371.780	1.103.141
Personal Contratado	**2**	**1**		**3**	**43.756**		**43.756**
Profesional y Técnico	1	1		2	23.756		23.756
Administrativo	1			1	20.000		20.000
TOTAL	**55**	**45**	**8**	**108**	**4.054.115**	**1.337.381**	**5.391.496**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1**		**1**	**134.677**
Empleado	1		1	134.677
Jubilados	**7**	**3**	**10**	**887.302**
Empleado	7	3	10	887.302
TOTAL	**8**	**3**	**11**	**1.021.979**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	22.049.900			22.049.900
4.02	Materiales, suministros y mercancías	835.585			835.585
4.03	Servicios no personales	4.875.686			4.875.686
4.04	Activos reales	291.850			291.850
4.07	Transferencias y donaciones	1.146.979			1.146.979
	TOTAL	**29.200.000**			**29.200.000**

PROYECTO: COD. N.E: 40663 COD. PPTO: 390008000 Orientar y asesorar para la implementación del Sistema de Control Interno en los órganos y entes de la APN.

UNIDAD DE MEDIDA: Funcionario Capacitado

CANTIDAD: Fem.(5.000) Mas.(3.128) Total(8.128)

ASIGNACIÓN PRESUPUESTARIA: 1.846.524

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Ejercer la coordinación, supervisión y orientación del Sistema de Control Interno (SCI) en los órganos y entes de la Administración Pública Nacional (APN) e impulsar, promover y fortalecer el Poder Popular en la gestión gubernamental, a través de la contraloría social, para lograr una APN eficaz, eficiente y transparente, al servicio de los ciudadanas y ciudadanos, hacia la transformación de la sociedad venezolana.

OBJETIVOS ESPECÍFICOS: Promover la transparencia, eficiencia, eficacia y calidad de la gestión pública, en los órganos y entes de la APN, orientando en la implementación y fortalecimiento de su SCI.

RESULTADO: Capacitar a los funcionarios de los órganos y entes de la APN para que implementen un SCI eficiente y eficaz.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.576.354					1.576.354
4.02	Materiales, suministros y mercancías	168.920					168.920
4.03	Servicios no personales	75.750					75.750
4.04	Activos reales	25.500					25.500
	TOTAL	**1.846.524**					**1.846.524**

PROYECTO: COD. N.E: 112361 COD. PPTO: 390023000 Promover en la ciudadanía el uso de herramientas de control y auditoría social.

UNIDAD DE MEDIDA: Ciudadano Atendido

CANTIDAD: Fem.(5.000) Mas.(5.000) Total(10.000)

ASIGNACIÓN PRESUPUESTARIA: 4.128.623

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Ejercer la coordinación, supervisión y orientación del Sistema de Control Interno (SCI) en los órganos y entes de la Administración Pública Nacional (APN) e impulsar, promover y fortalecer el poder popular en la gestión gubernamental, a través de la contraloría social, para lograr una APN eficaz, eficiente y transparente, al servicio de los ciudadanas y ciudadanos, hacia la transformación de la sociedad venezolana.

OBJETIVOS ESPECÍFICOS: Proveer a la ciudadanía de herramientas, que le permitan ejercer el control y la auditoría social de la gestión pública y de la gestión social, para lograr la transparencia en el uso de los recursos públicos.

RESULTADO: Orientación a los ciudadanos y ciudadanas en el uso de herramientas en materia de control social.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	840.293					840.293
4.02	Materiales, suministros y mercancías	139.920					139.920
4.03	Servicios no personales	2.999.910					2.999.910
4.04	Activos reales	23.500					23.500
4.07	Transferencias y donaciones	125.000					125.000
	TOTAL	**4.128.623**					**4.128.623**

PROYECTO: COD. N.E: 117118 COD. PPTO: 390027000 Fortalecer las unidades de auditoría interna en los órganos y entes de la Administración Pública Nacional

UNIDAD DE MEDIDA: Unidad Fortalecida

CANTIDAD: Fem.(0) Mas.(0) Total(220)

ASIGNACIÓN PRESUPUESTARIA: 2.494.504

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Ejercer la coordinación, supervisión y orientación del Sistema de Control Interno (SCI) en los órganos y entes de la Administración Pública Nacional (APN) e impulsar, promover y fortalecer el poder popular en la gestión gubernamental, a través de la contraloría social, para lograr una APN eficaz, eficiente y transparente, al servicio de los ciudadanas y ciudadanos, hacia la transformación de la sociedad venezolana.

OBJETIVOS ESPECÍFICOS: Fortalecer las Unidades de Auditoria Interna (AUI) en los órganos y entes de la APN, para contribuir al logro de la eficacia, la eficiencia y la transparencia en las organizaciones públicas.

RESULTADO: Coordinación y asesoría de las UAI, en el fortalecimiento organizacional, a fin de lograr mejoras en los niveles de eficacia y eficiencia en su gestión.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.406.105					2.406.105
4.02	Materiales, suministros y mercancías	29.000					29.000
4.03	Servicios no personales	39.399					39.399
4.04	Activos reales	20.000					20.000
	TOTAL	**2.494.504**					**2.494.504**

PROYECTO: COD. N.E: 117095 COD. PPTO: 390028000 Evaluar el Sistema de Control Interno de los órganos y entes de la Administración Pública Nacional (APN)

UNIDAD DE MEDIDA: Institución

CANTIDAD: Fem.(0) Mas.(0) Total(50)

ASIGNACIÓN PRESUPUESTARIA: 2.494.550

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Ejercer la coordinación, supervisión y orientación del Sistema de Control Interno (SCI) en los órganos y entes de la Administración Pública Nacional (APN) e impulsar, promover y fortalecer el poder popular en la gestión gubernamental, a través de la contraloría social, para lograr una APN eficaz, eficiente y transparente, al servicio de los ciudadanas y ciudadanos, hacia la transformación de la sociedad venezolana.

OBJETIVOS ESPECÍFICOS: Evaluar el estado actual del SCI, en órganos y entes de la APN, para determinar su exposición al riesgo.

RESULTADO: Órganos y entes de la APN con SCI evaluados.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.348.102					2.348.102
4.02	Materiales, suministros y mercancías	19.800					19.800
4.03	Servicios no personales	106.648					106.648
4.04	Activos reales	20.000					20.000
	TOTAL	**2.494.550**					**2.494.550**

PROYECTO: COD. N.E: 117175 COD. PPTO: 390029000 Fortalecer con tecnología de información, la orientación, coordinación y supervisión del control interno en los órganos y entes de Administración Pública Centralizada y Descentralizada Funcionalmente

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(3)

ASIGNACIÓN PRESUPUESTARIA: 3.682.155

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Ejercer la coordinación, supervisión y orientación del Sistema de Control Interno (SCI) en los órganos y entes de la Administración Pública Nacional (APN) e impulsar, promover y fortalecer el poder popular en la gestión gubernamental, a través de la contraloria social, para lograr una APN eficaz, eficiente y transparente, al servicio de los ciudadanas y ciudadanos, hacia la transformación de la sociedad venezolana.

OBJETIVOS ESPECÍFICOS: Implementar sistemas de información en materia de control interno y auditoría para las UAI de la APN, Centralizada y Descentralizada funcionalmente.

RESULTADO: Plataforma tecnológica institucional, que cuente con herramientas informáticas adecuadas y actualizadas, en materia de control interno, auditoria y gestión.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.835.312					2.835.312
4.02	Materiales, suministros y mercancías	212.590					212.590
4.03	Servicios no personales	446.403					446.403
4.04	Activos reales	187.850					187.850
	TOTAL	**3.682.155**					**3.682.155**

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	12.043.734					12.043.734
4.03	Servicios no personales	584.065					584.065
	TOTAL	**12.627.799**					**12.627.799**

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	265.355					265.355
4.03	Servicios no personales	623.511					623.511
4.04	Activos reales	15.000					15.000
	TOTAL	**903.866**					**903.866**

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	1.021.979					1.021.979
	TOTAL	**1.021.979**					**1.021.979**

41

Ministerio del Poder Popular para la Alimentación

MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Para el ejercicio fiscal 2013 la política presupuestaria del Ministerio del Poder Popular para la Alimentación, está orientada a dar continuidad a lo señalado en el artículo 305 de la Constitución de la República Bolivariana de Venezuela, el cual establece que "El Estado promoverá la agricultura sustentable como base estratégica del desarrollo rural integral a fin de garantizar la seguridad alimentaria de la población; entendida como la disponibilidad suficiente y estable de alimentos en el ámbito nacional y el acceso oportuno y permanente a éstos por parte del público consumidor. La seguridad alimentaria se alcanzará desarrollando y privilegiando la producción agropecuaria interna, entendiéndose como tal la proveniente de las actividades agrícola, pecuaria, pesquera y acuícola. La producción de alimentos es de interés nacional y fundamental para el desarrollo económico y social de la Nación...".

En tal sentido, los proyectos, acciones y metas que se ejecutarán permitirán darle continuidad a los compromisos de carácter social de la Misión Alimentación, en el marco de uno de los objetivos prioritarios del Gobierno Nacional, como lo es, el de garantizar la disponibilidad y el acceso a los alimentos a toda la población venezolana, con énfasis en el grupo de población más vulnerable.

Para el año 2013, el presupuesto asignado al Ministerio del Poder Popular para la Alimentación alcanza la cantidad de Bs. 4.456.824.015, el cual se ha distribuido de la siguiente manera:

- Acciones Centralizadas (Bs. 1.233.675.077): Orientadas al apoyo y consolidación de la Misión Alimentación y el fortalecimiento de la capacidad para el trabajo social con las comunidades en el tema alimentario, programación y ejecución de acciones de carácter social en el marco de las políticas alimentarias nacionales y el apoyo a los entes adscritos para garantizar su operatividad, por lo que se incluyen Bs. 262.852.618 de aportes para la Fundación Programa de Alimentos Estratégicos (Fundaproal) y Bs. 809.337.899 para el Instituto Nacional de Nutrición (INN).
- Superintendencia Nacional de Silos, Almacenes y Depósitos Agrícolas (Bs. 89.000.000): Órgano desconcentrado del Ministerio, cuyo objetivo es ejercer la rectoría de los silos, almacenes y depósitos agrícolas, llevar un registro nacional de silos, facilitar la implementación y puesta en marcha de un mecanismo de selección de operadores de silos y diseñar, dirigir, regular, controlar y ejecutar planes y proyectos relacionados con el almacenamiento de productos agrícolas u otras actividades conexas. Sus acciones estarán dirigidas a articular un trabajo conjunto entre la sociedad, la superintendencia y entes relacionados con la Misión Alimentación, para fortalecer la capacidad de las reservas alimentarias del país, y así apoyar el incremento y la consolidación de la soberanía y la seguridad alimentaria; Seguir fortaleciendo el Sistema de Control Agroalimentario (SICA), que es un sistema de información que permite el registro de todos los entes con sus recepciones y despachos que participan en el ciclo agro-productivo, llevar a cabo las inspecciones necesarias para ejercer el control y la fiscalización de los inventarios de alimentos en almacenes, depósitos y silos a nivel nacional, tanto público como privado, así como determinar todos los Entes que participan en el ciclo agro-productivo, mediante el registro de recepciones y despachos de los rubros y productos alimenticios terminados y su materia prima nacional, con el objeto de mantener y garantizar la calidad y disponibilidad de alimentos para toda la población venezolana, en conjunto con los órganos competentes.
- Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados adscritos al Despacho del Poder Popular para la Alimentación (Bs. 3.134.148.938): con el objeto de lograr el acceso oportuno y permanente de alimentos de primera calidad y a precios accesibles para la población venezolana, mediante la distribución de alimentos a través de la Red Mercal y el mantenimiento de las Casas de Alimentación, se le asignan recursos a los Entes descentralizados que integran la Misión Alimentación, para la ejecución de proyectos que se enmarcan en el área de la política social alimentaria, distribuidos de la siguiente manera:

- Fundación Programa de Alimentos Estratégicos (Fundaproal): Bs. 744.329.317, destinados a cubrir los gastos del proyecto Casas de Alimentación, el cual implica el suministro de alimentos no procesados para la elaboración de los platos de comida que se entregan diariamente a los beneficiarios de las 6.000 Casas de Alimentación constituidas a nivel nacional (aproximadamente 900.000 personas), la entrega de bolsas solidarias de comida, atender los gastos de gas, electricidad, limpieza y beca-ayudas de las procesadoras de alimentos de las casas de alimentación.
- Corporación de Abastecimiento y Servicios Agrícolas, S.A. (LA CASA): el aporte asciende a Bs. 2.332.157.520, que se empleará en la compra de alimentos, tanto nacionales como importados, para ser distribuidas a través de la Red Mercal en el marco del Plan de Compras de Alimentos y el de Distribución de Alimentos (este último ejecutado por Mercal, C.A.). Este plan tiene como principales acciones la comercialización y distribución de 14 rubros alimentarios de primera necesidad, a través de un proceso de subasta que involucra operaciones de logística (transporte, seguro, empaquetado, fletes, servicios aduanales, entre otros).
- Instituto Nacional de Nutrición (INN): Bs. 57.662.101, para garantizar el derecho a la alimentación y nutrición de los requerimientos y necesidades de la población, con énfasis en los grupos vulnerables y los sectores más excluidos en el ámbito nacional; formar técnicos profesionales y especialistas en el área agroalimentaria y nutricional con alto perfil social, que contribuyan a la construcción, rescate, valoración y promoción del nuevo paradigma de cultura alimentaria y nutricional de Venezuela, con enfoque genencial, tecnológico y comunitario; y procurar una educación masiva y protección alimentaria nutricional, orientada a mejorar o mantener el estado nutricional y calidad de vida de las comunidades.
- El resto de los entes que conforman la Misión Alimentación (Mercal, C.A., Pdval, Logicasa, Venalcasa, Enaca, Cealco, Red de Abastos Bicentenarios, S.A., Industrias Diana, C.A.y Lácteos Los Andes), apoyarán y potenciarán la política alimentaria en todos sus aspectos, tanto en la producción y distribución de alimentos, como en los aspectos logísticos y operativos. Estas empresas se financiarán con sus propios recursos generados por su operatividad.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad						
N.E.	Ppto.			Fem.	Masc.	Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
117981	410021000	Superintendencia Nacional de Silos, Almacenes y Depósitos Agrícolas	Inspección / Fiscalización			6.000	89.000.000			89.000.000
	419999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			3.134.148.938	3.134.148.938			3.134.148.938
TOTAL							3.223.148.938			3.223.148.938

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
410001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	80.000.000			80.000.000
410002000	Gestión administrativa	1.152.190.517			1.152.190.517
410003000	Previsión y protección social	1.484.560			1.484.560
TOTAL		1.233.675.077			1.233.675.077

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**118**	**91**	**18**	**227**	**9.252.811**	**707.940**	**9.960.751**
Altos Funcionarios y de Elección Popular		1		1	39.000		39.000
Alto Nivel y de Dirección	32	33		65	3.121.246		3.121.246
Profesional y Técnico	40	29		69	3.382.727	285.660	3.668.387
Personal Administrativo	6	6		12	588.300	49.680	637.980
Obrero	40	22	18	80	2.121.538	372.600	2.494.138
Personal Contratado	**205**	**187**		**392**	**17.211.159**		**17.211.159**
Profesional y Técnico	72	48		120	4.380.000		4.380.000
Personal Administrativo	133	139		272	12.831.159		12.831.159
TOTAL	**323**	**278**	**18**	**619**	**26.463.970**	**707.940**	**27.171.910**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**2**		**2**	**401.000**
Empleados	2		2	401.000
Jubilados	**5**	**1**	**6**	**1.083.560**
Alto Nivel y de Dirección	5	1	6	1.083.560
TOTAL	**7**	**1**	**8**	**1.484.560**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	133.854.944			133.854.944
4.02	Materiales, suministros y mercancias	12.008.239			12.008.239
4.03	Servicios no personales	66.774.023			66.774.023
4.04	Activos reales	32.555.146			32.555.146
4.07	Transferencias y donaciones	4.211.113.263			4.211.113.263
4.11	Disminución de pasivos	518.400			518.400
	TOTAL	**4.456.824.015**			**4.456.824.015**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	4.206.339.455			4.206.339.455
4.07.01.00.00	Transferencias y donaciones corrientes internas	4.165.755.406			4.165.755.406
4.07.01.03.00	Transferencias corrientes internas al sector público	4.165.755.406			4.165.755.406
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.833.597.886			1.833.597.886
	- A0057 Instituto Nacional de Nutrición (INN)	855.997.093			855.997.093
	- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	977.600.793			977.600.793
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.332.157.520			2.332.157.520
	- A0641 Corporación de Abastecimiento y Servicios Agrícolas, S.A. (LA CASA)	2.332.157.520			2.332.157.520
4.07.03.00.00	Transferencias y donaciones de capital internas	40.584.049			40.584.049
4.07.03.03.00	Transferencias de capital internas al sector público	40.584.049			40.584.049
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	40.584.049			40.584.049
	- A0057 Instituto Nacional de Nutrición (INN)	11.002.907			11.002.907
	- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	29.581.142			29.581.142

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	109.248			109.248
4.07.01.00.00	Transferencias y donaciones corrientes internas	109.248			109.248
4.07.01.02.00	Donaciones corrientes internas al sector privado	109.248			109.248
4.07.01.02.02	Donaciones corrientes a instituciones sin fines de lucro	109.248			109.248
	- S0959 Subsidios Eventuales Diversos	109.248			109.248

PROYECTO: COD. N.E: 117981 COD. PPTO: 410021000 Superintendencia Nacional de Silos, Almacenes y Depósitos Agrícolas

UNIDAD DE MEDIDA: Inspección / Fiscalización

CANTIDAD: Fem.(0) Mas.(0) Total(6.000)

ASIGNACIÓN PRESUPUESTARIA: 89.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Incrementar la disponibilidad de productos alimenticios de primera necesidad que abarque a toda la población de forma oportuna, permanente, a precios accesibles, inocuos y altos niveles de calidad.

OBJETIVOS ESPECÍFICOS: Ejercer la suprema administración y control de los silos, almacenes y depósitos agricolas a través de la inspección, supervisión, fiscalización, aplicación de normas, ejecución de los planes y proyectos, y otras actividades conexas (públicos y privados).

RESULTADO: Control y fiscalización de Silos, Almacenes y Depósitos Agrícolas a través de las inspecciones.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	55.054.943					55.054.943
4.02	Materiales, suministros y mercancias	5.595.354					5.595.354
4.03	Servicios no personales	12.229.944					12.229.944
4.04	Activos reales	15.589.759					15.589.759
4.07	Transferencias y donaciones	180.000					180.000
4.11	Disminución de pasivos	350.000					350.000
	TOTAL	**89.000.000**					**89.000.000**

PROYECTO: COD. PPTO: 419999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolivar

CANTIDAD: Fem.(0) Mas.(0) Total(3.134.148.938)

ASIGNACIÓN PRESUPUESTARIA: 3.134.148.938

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Garantizar los recursos financieros para asegurar la ejecución de la Misión Alimentación

OBJETIVOS ESPECÍFICOS: Transferir en forma oportuna a los entes descentralizados los recursos de la Misión Alimentación

RESULTADO: Permitir la continuidad de la Misión Alimentación

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	3.134.148.938					3.134.148.938
	TOTAL	**3.134.148.938**					**3.134.148.938**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	3.134.148.938					3.134.148.938
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.106.394.889					3.106.394.889
4.07.01.03.00	Transferencias corrientes internas al sector público	3.106.394.889					3.106.394.889
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	774.237.369					774.237.369
	- A0057 Instituto Nacional de Nutrición (INN)	50.339.194					50.339.194
	- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	723.898.175					723.898.175
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.332.157.520					2.332.157.520
	- A0641 Corporación de Abastecimiento y Servicios Agricolas, S.A. (LA CASA)	2.332.157.520					2.332.157.520
4.07.03.00.00	Transferencias y donaciones de capital internas	27.754.049					27.754.049
4.07.03.03.00	Transferencias de capital internas al sector público	27.754.049					27.754.049
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	27.754.049					27.754.049
	- A0057 Instituto Nacional de Nutrición (INN)	7.322.907					7.322.907
	- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	20.431.142					20.431.142

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	78.800.001					78.800.001
4.03	Servicios no personales	1.199.999					1.199.999
	TOTAL	80.000.000					80.000.000

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancias	6.412.885					6.412.885
4.03	Servicios no personales	53.344.080					53.344.080
4.04	Activos reales	16.965.387					16.965.387
4.07	Transferencias y donaciones	1.075.299.765					1.075.299.765
4.11	Disminución de pasivos	168.400					168.400
	TOTAL	1.152.190.517					1.152.190.517

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	1.072.190.517					1.072.190.517
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.059.360.517					1.059.360.517
4.07.01.03.00	Transferencias corrientes internas al sector público	1.059.360.517					1.059.360.517
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.059.360.517					1.059.360.517
	- A0057 Instituto Nacional de Nutrición (INN)	805.657.899					805.657.899
	- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	253.702.618					253.702.618
4.07.03.00.00	Transferencias y donaciones de capital internas	12.830.000					12.830.000
4.07.03.03.00	Transferencias de capital internas al sector público	12.830.000					12.830.000
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	12.830.000					12.830.000
	- A0057 Instituto Nacional de Nutrición (INN)	3.680.000					3.680.000
	- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	9.150.000					9.150.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	109.248					109.248
4.07.01.00.00	Transferencias y donaciones corrientes internas	109.248					109.248
4.07.01.02.00	Donaciones corrientes internas al sector privado	109.248					109.248
4.07.01.02.02	Donaciones corrientes a instituciones sin fines de lucro	109.248					109.248
	- S0959 Subsidios Eventuales Diversos	109.248					109.248

ACCIÓN CENTRALIZADA: Previsión y protección social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	1.484.560					1.484.560
	TOTAL	**1.484.560**					**1.484.560**

44

Ministerio del Poder Popular para el Turismo

MINISTERIO DEL PODER POPULAR PARA EL TURISMO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Ministerio del Poder Popular para el Turismo enmarca su política presupuestaria principalmente en la Constitución de la República Bolivariana de Venezuela, en los Lineamientos Generales del Plan de Desarrollo Económico y Social de la Nación 2007 – 2013, y en lo establecido en el Decreto con Rango, Valor y Fuerza de Ley Orgánica de Turismo.

Basados en los instrumentos legales, anteriormente identificados, el Ministerio del Poder Popular para el Turismo, formuló los proyectos a desarrollar durante el año 2013 con el objeto de promover, organizar y regular la actividad turística y la organización y funcionamiento del Sistema Turístico Nacional, como factores estratégicos de diversificación socioeconómica y desarrollo sustentable del país, mediante la creación de normas que garanticen la orientación, fomento, desarrollo, coordinación y control de la actividad, estableciendo los mecanismos de concertación, cooperación, asistencia y solidaridad de los órganos y entes de la Administración Pública e instituciones privadas, orientados al desarrollo, participación y protagonismo de las comunidades, logrando así una actividad turística basada en los principios de justicia social, equidad, no discriminación, solidaridad, protección del ambiente y productividad.

Para el año 2013, el presupuesto asignado al Ministerio del Poder Popular para el Turismo asciende a la cantidad de Bs. 173.800.000, el cual se ha distribuido de la siguiente manera: Acciones Centralizadas Bs. 160.422.497; Aportes y Transferencias para Financiar los Proyectos del Ente Colegio Universitario Hotel Escuela de Los Andes Venezolanos (CUHELAV) Bs. 7.000.000; y Bs. 6.377.503 para la ejecución de los siguientes proyectos:

- Plan de desarrollo integral endógeno de la actividad turística
- Registro turístico nacional y otorgamiento de licencias
- Fortalecimiento y uso sustentable del patrimonio turístico nacional
- Fomento y desarrollo de la inversión turística nacional
- Ampliación y actualización de la plataforma tecnológica
- Consolidación de las estadísticas turísticas
- Plan nacional de difusión turística
- Plan de la calidad de los servicios turísticos
- Evaluación turismo comunal
- Fortalecimiento del plan nacional de calidad turística

Entre los organismos adscritos al Ministerio del Poder Popular para el Turismo se encuentran:

Instituto Nacional de Turismo (INATUR)

Tiene como objeto la capacitación, sensibilización y formación de las ciudadanas y ciudadanos para el desarrollo del turismo, atendiendo especialmente aquellas actividades educativas que procuren el desarrollo y fortalecimiento de las comunidades organizadas, la promoción turística nacional, apoyándose para ello en los Fondos Mixtos de Turismos que se encuentran distribuidos a nivel estadal, así como también en el exterior, a fin de promocionar a la República Bolivariana de Venezuela como destino Turístico. Para estos fines, la recaudación del 1% que se le realizan a los Prestadores de Servicios como contribuciones especiales, constituye su única fuente de ingreso.

Colegio Universitario Hotel Escuela de los Andes Venezolano (CUHELAV)

Conscientes que el turismo debe ser un instrumento de inclusión social y una oportunidad para diversificar y ampliar la fuentes de ingresos, para lo cual se debe prestar un servicio de calidad, con personal altamente calificado en las diversas áreas de la actividad turística, el Colegio Universitario Hotel Escuela de los Andes Venezolano, especializado en la formación de profesionales en el área de Hotelería y Servicios de la Hospitalidad, capacitación en diferentes áreas de la hotelería e idiomas, con la ejecución del proyecto denominado Plan de Formación Integral Universitario Turístico, se pretende incrementar el recurso humano altamente capacitado.

Superintendencia Nacional de Actividades Hípicas (SUNAHIP)
En cumplimiento de lo establecido en el Decreto con Rango y Fuerza de Ley que Suprime y Liquida el Instituto Nacional de Hipódromos y Regula las Actividades Hípicas, la Superintendencia Nacional de Actividades Hípicas, pretende incrementar la supervisión y control de los juegos hípicos, el registro y control equino y el otorgamiento de licencias a nuevas licenciatarias del sistema mutualista de juego y apuestas hípicas.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
N.E.	Ppto.		Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
				Fem.	Masc.	Total				
116947	440068000	Plan de desarrollo integral endógeno de la actividad turística	Estudio			15	600.632			600.632
117003	440069000	Registro turístico nacional y otorgamiento de licencias	Matricula			1.140	200.000			200.000
117015	440070000	Fortalecimiento y uso sustentable del patrimonio turistico nacional	Desarrollo / Implantación			4	300.000			300.000
117001	440071000	Fomento y desarrollo de la inversión turística nacional	Proyecto Financiado			404	500.000			500.000
116909	440072000	Ampliación y actualización de la plataforma tecnológica	Equipo			98	400.000			400.000
116938	440073000	Consolidación de las estadísticas turísticas	Encuesta			26	1.600.000			1.600.000
116917	440074000	Plan nacional de difusión turística	Campaña Publicitaria			2	1.530.206			1.530.206
116983	440075000	Evaluación de la calidad de los servicios turísticos	Inspección			300	250.000			250.000
116999	440076000	Turismo Comunal	Comunidad Organizada y Participante			70	600.000			600.000
116980	440077000	Fortalecimiento del plan nacional de calidad turística	Documento			54	396.665			396.665
	449999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			7.000.000	7.000.000			7.000.000
			TOTAL				13.377.503			13.377.503

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
440001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	117.564.007			117.564.007
440002000	Gestión administrativa	30.000.000			30.000.000
440003000	Previsión y protección social	12.858.490			12.858.490
	TOTAL	**160.422.497**			**160.422.497**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**201**	**145**		**346**	**9.846.965**	**1.968.833**	**11.815.798**
Altos Funcionarios y de Elección Popular		1		1	25.662		25.662
Alto Nivel y de Dirección	17	12		29	707.980		707.980
Profesional y Técnico	36	33		69	1.763.051	717.945	2.480.996
Personal Administrativo	5	4		9	238.408	65.808	304.216
Obrero	143	95		238	7.111.864	1.185.080	8.296.944
Personal Contratado	**175**	**142**		**317**	**9.583.965**		**9.583.965**
Profesional y Técnico	175	142		317	9.583.965		9.583.965
TOTAL	**376**	**287**		**663**	**19.430.930**	**1.968.833**	**21.399.763**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**20**	**14**	**34**	**2.432.669**
Empleados	20	14	34	2.432.669
Jubilados	**77**	**51**	**128**	**10.425.821**
Empleados	77	51	128	10.425.821
TOTAL	**97**	**65**	**162**	**12.858.490**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	117.414.463			117.414.463
4.02	Materiales, suministros y mercancias	5.410.098			5.410.098
4.03	Servicios no personales	25.391.533			25.391.533
4.04	Activos reales	461.989			461.989
4.07	Transferencias y donaciones	22.866.245			22.866.245
4.08	Otros gastos	56.618			56.618
4.11	Disminución de pasivos	2.199.054			2.199.054
	TOTAL	**173.800.000**			**173.800.000**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	7.000.000			7.000.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	7.000.000			7.000.000
4.07.01.03.00	Transferencias corrientes internas al sector público	7.000.000			7.000.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	7.000.000			7.000.000
	- A0943 Colegio Universitario Hotel Escuela de los Andes Venezolanos (CUHELAV)	7.000.000			7.000.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.208.802			1.208.802
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	1.208.802			1.208.802
4.07.02.01.00	Transferencias corrientes al exterior	1.208.802			1.208.802
4.07.02.01.04	Transferencias corrientes a organismos internacionales	1.208.802			1.208.802
	- I0235 Organización Mundial del Turismo (OMT)	1.208.802			1.208.802

PROYECTO: COD. N.E: 116947 COD. PPTO: 440068000 Plan de desarrollo integral endógeno de la actividad turistica

UNIDAD DE MEDIDA: Estudio

CANTIDAD: Fem.(0) Mas.(0) Total(15)

ASIGNACIÓN PRESUPUESTARIA: 600.632

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Rescatar y ampliar la infraestructura para el medio rural y la producción

OBJETIVOS ESPECÍFICOS: Impulsar el turismo como actividad económica, mediante actividades productivas que permitan rehabilitar y habilitar el patrimonio turístico en los estados Aragua, Barinas, Guárico, Nueva Esparta, Portuguesa, Sucre, Yaracuy y Dependencias Federales. El proyecto plantea la utilización de nuestros recursos naturales que forman parte de nuestro patrimonio turístico para el desarrollo, específicamente nueve (09) embalses y otros cuerpos de agua en ocho estados, así como, las Islas de los Roques, la Orchila y la Tortuga en nuestro mar territorial y el bosque de Uverito que comprende morichales, lagunas y valores culturales originarios

RESULTADO: Diseños de proyectos de posadas, unidades de recreación, unidades gastronómicas, campamentos y organizaciones de transporte turistico

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	25.367					25.367
4.03	Servicios no personales	415.265					415.265
4.04	Activos reales	160.000					160.000
	TOTAL	**600.632**					**600.632**

PROYECTO: COD. N.E: 117003 COD. PPTO: 440069000 Registro turístico nacional y otorgamiento de licencias

UNIDAD DE MEDIDA: Matricula

CANTIDAD: Fem.(0) Mas.(0) Total(1.140)

ASIGNACIÓN PRESUPUESTARIA: 200.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Facilitar las normas necesarias para el desarrollo endógeno del turismo, mediante la inversión pública y privada, el fomento de una cultura turistica y la participación protagónica de los actores que conforman el sistema turístico nacional

OBJETIVOS ESPECÍFICOS: Incrementar el registro turistico nacional y el otorgamiento de licencias de turismo, en relación al periodo 2010 2011

RESULTADO: Prestadores de servicios turístico inscritos en el registro turístico nacional y que posean licencias de turismo

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancias	95.825					95.825
4.03	Servicios no personales	104.175					104.175
	TOTAL	**200.000**					**200.000**

PROYECTO: COD. N.E: 117015 COD. PPTO: 440070000 Fortalecimiento y uso sustentable del patrimonio turístico nacional

UNIDAD DE MEDIDA: Desarrollo / Implantación

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 300.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Fortalecimiento de las cadenas productivas y las capacidades y potencialidades locales y regionales

OBJETIVOS ESPECÍFICOS: Fortalecer la gestión del patrimonio turístico nacional, bajo el manejo de criterios de sustentabilidad, a fin de viabilizar su preservación, aprovechamiento, uso y disfrute, por parte de los turistas y de las comunidades locales

RESULTADO: Consolidación de la gestión sustentable para fortalecer el patrimonio natural y cultural nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	57.100					57.100
4.03	Servicios no personales	242.900					242.900
	TOTAL	**300.000**					**300.000**

PROYECTO: COD. N.E: 117001 COD. PPTO: 440071000 Fomento y desarrollo de la inversión turística nacional

UNIDAD DE MEDIDA: Proyecto Financiado

CANTIDAD: Fem.(0) Mas.(0) Total(404)

ASIGNACIÓN PRESUPUESTARIA: 500.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Estructurar acciones que faciliten el crecimiento del número de proyectos turísticos financiados, por via de la cartera obligatoria del sector, mediante el estímulo a la inversión turística; la captación y remisión directa ministerial de proyectos a la banca pública y privada, y el acompañamiento sociotécnico, de manera que se potencie el crecimiento sustentable del sector, con preferencia en la propiedad social

OBJETIVOS ESPECÍFICOS: Incentivar la inversión pública y los emprendimientos privados y colectivos en el sector turistico, mediante el impulso de estrategias y mecanismos que estimulen y faciliten el financiamiento de proyectos de inversión turística con fines socioproductivos

RESULTADO: Fortalecimiento de la inversión turística en el país

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	122.052					122.052
4.03	Servicios no personales	377.948					377.948
	TOTAL	**500.000**					**500.000**

PROYECTO: COD. N.E: 116909 COD. PPTO: 440072000 Ampliación y actualización de la plataforma tecnológica

UNIDAD DE MEDIDA: Equipo

CANTIDAD: Fem.(0) Mas.(0) Total(98)

ASIGNACIÓN PRESUPUESTARIA: 400.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Maximizar la disponibilidad y rendimiento de la plataforma tecnológica

OBJETIVOS ESPECÍFICOS: Elevar el índice de utilización y conocimiento de herramientas de software libre, mediante la capacitación a los usuarios y la ampliación de los servicios de la plataforma tecnológica

RESULTADO: Disponibilidad de servicios tecnológicos y capacitación

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	297.857					297.857
4.04	Activos reales	102.143					102.143
	TOTAL	**400.000**					**400.000**

PROYECTO:	COD. N.E: 116938 COD. PPTO: 440073000 Consolidación de las estadísticas turísticas
UNIDAD DE MEDIDA:	Encuesta
CANTIDAD:	Fem.(0) Mas.(0) Total(26)
ASIGNACIÓN PRESUPUESTARIA:	1.600.000
DIRECTRIZ ESTRATÉGICA:	Establecimiento de un Modelo Productivo Socialista
OBJETIVO ESTRATÉGICO:	Consolidar el carácter endógeno de la economía
OBJETIVOS ESPECÍFICOS:	Brindar información oportuna y veraz en un sistema único de estadísticas, que tenga por objeto constituirse en un instrumento eficaz para el diseño de politicas a todos los niveles de la organización destinadas al desarrollo turístico, tanto nacional como regional
RESULTADO:	Encuesta de turismo a pasajeros en cruceros. Encuesta de turismo receptivo en el Aeropuerto Internacional Simón Bolívar de Maiquetía y en el Santiago Mariño, estado Nueva Esparta. Encuesta de turismo emisivo Aeropuerto Internacional Simón Bolívar de Maiquetía. Encuesta en sitios de interés turístico. Encuesta de turismo interno. Investigaciones que caracterizan las expectativas recreacionales, culturales de los visitantes, apreciaciones sobre eventos de interés social dirigidos a la promoción del turismo nacional. Encuesta a establecimientos de alojamiento turístico. Encuesta FitVen 2013

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	97.719					97.719
4.02	Materiales, suministros y mercancías	66.149					66.149
4.03	Servicios no personales	1.436.132					1.436.132
	TOTAL	**1.600.000**					**1.600.000**

PROYECTO: COD. N.E: 116917 COD. PPTO: 440074000 Plan nacional de difusión turística

UNIDAD DE MEDIDA: Campaña Publicitaria

CANTIDAD: Fem.(0) Mas.(0) Total(2)

ASIGNACIÓN PRESUPUESTARIA: 1.530.206

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Consolidar las políticas y estrategias comunicacionales para la difusión de la información relacionada con los proyectos y logros del ministerio

OBJETIVOS ESPECÍFICOS: Proyectar la gestión turística desarrollada, a través de los proyectos y acciones que se adelantan en todo el territorio nacional

RESULTADO: Diseño y elaboración de campañas publicitarias, revistas institucionales y promociónales, así como el levantamiento de pre producción y post producción de los micros y documentales que permitan la difusión de los proyectos, programas y logros del Mintur; utilizando los recursos como material informativo (trípticos, folletos, entre otros), y atención al público, con el fin de posicionar la imagen del Ministerio en residentes y visitantes

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancias	84.100					84.100
4.03	Servicios no personales	1.446.106					1.446.106
	TOTAL	1.530.206					1.530.206

PROYECTO: COD. N.E: 116983 COD. PPTO: 440075000 Evaluación de la calidad de los servicios turísticos

UNIDAD DE MEDIDA: Inspección

CANTIDAD: Fem.(0) Mas.(0) Total(300)

ASIGNACIÓN PRESUPUESTARIA: 250.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Evaluar la aplicación y cumplimiento de las normas de los prestadores de servicios turísticos

OBJETIVOS ESPECÍFICOS: Supervisar y evaluar de forma oportuna el servicio ofrecido por los prestadores de servicios turísticos, así como la verificación y control del cumplimiento de las normativas establecidas. Ejecutar las notificaciones de ejecución de las sanciones administrativas y procedimientos sancionatorios emitidos por el órgano sustanciador de la consultoría jurídica, mediante notificación de las decisiones

RESULTADO: Cumplimiento de la Norma

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	91.860					91.860
4.03	Servicios no personales	158.140					158.140
	TOTAL	250.000					250.000

PROYECTO: COD. N.E: 116999 COD. PPTO: 440076000 Turismo Comunal

UNIDAD DE MEDIDA: Comunidad Organizada y Participante

CANTIDAD: Fem.(0) Mas.(0) Total(70)

ASIGNACIÓN PRESUPUESTARIA: 600.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Amparados en la nueva legislación que regula el tema del sistema económico comunal, se asume las políticas de Empresas de Propiedad Social (EPS) Directas e Indirectas Comunales y Unidades Productivas Familiares, como estrategia para incidir en la correlación de pesos a favor del protagonismo popular en la gestión y control de la actividad turística.

OBJETIVOS ESPECÍFICOS: Implantar setenta (70) Empresas de Propiedad Social Comunal en sus modalidades Directa, Indirecta y Unidades productivas Familiares, bajo un modelo de gestión basado en relaciones socialistas de producción, valores democráticos de justicia y solidaridad, en aras del fortalecimiento de las capacidades comunitarias para la incorporación del pueblo organizado como prestadores de servicios turisticos

RESULTADO: Lograr que el 100% de las comunidades objeto de abordaje se organicen como Empresas de Propiedad Social Comunal y en Unidades Productivas Familiares, para incrementar la participación del poder popular organizado a través de los Consejos Comunales y otras instancias de agregación.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancias	78.161					78.161
4.03	Servicios no personales	340.819					340.819
4.07	Transferencias y donaciones	181.020					181.020
	TOTAL	**600.000**					**600.000**

PROYECTO: COD. N.E: 116980 COD. PPTO: 440077000 Fortalecimiento del plan nacional de calidad turística

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(54)

ASIGNACIÓN PRESUPUESTARIA: 396.665

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Perseguir el desarrollo de un nuevo modelo productivo endógeno como base económica del Socialismo del siglo XXI y así alcanzar un crecimiento sostenido de la economía de la nación

OBJETIVOS ESPECÍFICOS: Implantar y evaluar instrumentos normativos y técnicos que permitan el uso y disfrute de servicios turísticos de calidad, por parte de los integrantes del sistema turístico nacional

RESULTADO: Generación de instrumentos técnicos normativos impulsores de la calidad en el servicio turístico y en la aplicación de procedimientos de categorización de establecimientos destinados a la prestación de servicios turísticos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	104.838					104.838
4.03	Servicios no personales	291.827					291.827
	TOTAL	**396.665**					**396.665**

PROYECTO:	COD. PPTO: 449999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Bolivar
CANTIDAD:	Fem.(0) Mas.(0) Total(7.000.000)
ASIGNACIÓN PRESUPUESTARIA:	7.000.000
DIRECTRIZ ESTRATÉGICA:	Establecimiento de un Modelo Productivo Socialista
OBJETIVO ESTRATÉGICO:	Garantizar los recursos financieros para asegurar la ejecución de los proyectos turísticos
OBJETIVOS ESPECÍFICOS:	Garantizar los recursos financieros para asegurar la ejecución de los proyectos turísticos
RESULTADO:	Transferencia

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	7.000.000					7.000.000
	TOTAL	**7.000.000**					**7.000.000**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	7.000.000					7.000.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	7.000.000					7.000.000
4.07.01.03.00	Transferencias corrientes internas al sector público	7.000.000					7.000.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	7.000.000					7.000.000
	- A0943 Colegio Universitario Hotel Escuela de los Andes Venezolanos (CUHELAV)	7.000.000					7.000.000

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	117.316.744					117.316.744
4.03	Servicios no personales	247.263					247.263
	TOTAL	**117.564.007**					**117.564.007**

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	4.684.646					4.684.646
4.03	Servicios no personales	20.033.101					20.033.101
4.04	Activos reales	199.846					199.846
4.07	Transferencias y donaciones	2.826.735					2.826.735
4.08	Otros gastos	56.618					56.618
4.11	Disminución de pasivos	2.199.054					2.199.054
	TOTAL	**30.000.000**					**30.000.000**

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	1.208.802					1.208.802
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	1.208.802					1.208.802
4.07.02.01.00	Transferencias corrientes al exterior	1.208.802					1.208.802
4.07.02.01.04	Transferencias corrientes a organismos internacionales	1.208.802					1.208.802
	- I0235 Organización Mundial del Turismo (OMT)	1.208.802					1.208.802

ACCIÓN CENTRALIZADA: Previsión y protección social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	12.858.490					12.858.490
	TOTAL	**12.858.490**					**12.858.490**

45

Ministerio del Poder Popular de Petróleo y Minería

MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Ministerio del Poder Popular de Petróleo y Minería, para el año 2013 como órgano competente en la regulación, formulación, ejecución y control de las políticas, estrategias, planes y fiscalización de las actividades en materia de hidrocarburos, petroquímica, carboquímica, similares y conexos, así como en materia de minería, se orientará en acelerar la construcción de un nuevo modelo productivo enmarcado en el Proyecto Nacional Simón Bolívar - Primer Plan Socialista PPS – 2007-2013, que en una visión de soberanía combina esfuerzos para optimizar la utilización de sus recursos energéticos naturales con miras a que Venezuela se constituya en una Potencia Energética Mundial.

SUB-SECTOR HIDROCARBUROS:

Es competencia del Viceministerio de Hidrocarburos la definición de lineamientos que contribuyan a la ejecución de las Líneas Generales del Proyecto Nacional Simón Bolívar - Primer Plan Socialista PPS – 2007-2013, así mismo la determinación y seguimiento de los lineamientos políticos relacionados con el desenvolvimiento de todas las actividades vinculadas con el desarrollo y aprovechamiento de los recursos de hidrocarburos existentes en el país y en particular los referentes a la industria petrolera y gasífera.

Este Viceministerio administrará recursos financieros basándose en los criterios de máxima eficiencia económica y social, aprovechamiento, optimización y racionalización del gasto, con la finalidad de dar cumplimiento a los planes y objetivos propuestos por el Gobierno Nacional, en materia de energía.

En función de lo anteriormente expuesto, para el año 2013 las Direcciones adscritas al Viceministerio de Hidrocarburos han considerado solicitar recursos para el logro de los siguientes objetivos:

- Asegurar el desarrollo de proyectos de infraestructura y asignación de los distintos recursos y materias primas de hidrocarburos en función de la seguridad energética de la nación, en el corto, mediano y largo plazo.
- Garantizar la máxima valorización estratégica de los hidrocarburos originales (crudo extra pesado y gas) y derivados (crudo mejorado, coque y productos) de la explotación de la Faja Petrolífera del Orinoco, generando las políticas públicas requeridas de valorización y asignación de materias primas de hidrocarburos que sean requeridas.
- Asegurar un desarrollo de la capacidad de transformación y manufactura de los hidrocarburos en función tanto de la valorización estratégica de los mismos, como del abastecimiento prioritario del mercado interno.
- Impulsar el desarrollo industrial en la cadena de valor de los hidrocarburos, particularmente en lo relacionado con la actividad industrial de manufactura de combustibles (refinación), así como también de la actividad industrial de transformación petroquímica con base en gas natural, carbón y refinación, promoviendo el desarrollo endógeno y la participación nacional a través de unidades de producción socialista.
- Asegurar el continuo levantamiento de datos asociados a las actividades de industrialización de los hidrocarburos, con el fin de generar la información requerida para conceptualizar, diseñar y mantener la base de datos estadísticos que contribuyan al proceso de toma decisiones dentro del sector de su competencia.
- Impulsar el desarrollo del mercado interno de los hidrocarburos, sobre la base de considerar este mercado bajo regulación estatal por su condición de bien estratégico de primera necesidad.

- Asegurar para la nación y el pueblo el pleno control político, económico y social de las actividades contenidas en la cadena de valor de los hidrocarburos.
- Garantizar el adecuado desempeño tecnológico asociado con las actividades de la cadena de valor de los hidrocarburos, fomentando el desarrollo productivo, social y endógeno de la tecnología en el país.
- Generar un adecuado protocolo de asignación de derechos de explotación de hidrocarburos, con el fin de optimizar la estrategia de explotación de los yacimientos y apuntalar la participación nacional.
- Asegurar la maximización del recobro de los hidrocarburos de los yacimientos, de tal manera que se mantenga el nivel adecuado de energía de los mismos en el subsuelo, de acuerdo con sus condiciones de explotación, acompañado con la oportuna generación de la actividad de recuperación secundaria cuando sea necesario.
- Asegurar la capacidad para planificar, regular, fiscalizar e inspeccionar de manera eficiente y efectiva todas las actividades de hidrocarburos y limitar de esta manera al mínimo operacional ineludible las pérdidas de hidrocarburos tanto físicas como contables.
- Asegurar los parámetros adecuados en la estructura de las fórmulas de precios de hidrocarburos con fines de recaudación fiscal en los distintos mercados de petróleo a nivel internacional donde se realiza el valor del los hidrocarburos extraídos, de tal manera que exista una mínima desviación entre la valorización que otorga el mercado y la que refleja la fórmula fiscal a nivel de campo de producción.
- Asegurar la ejecución oportuna, eficiente y efectiva de las acciones administrativas requeridas para la pronta recaudación de las regalías.

SUB-SECTOR REFINACIÓN Y PETROQUÍMICA:

Es competencia del Viceministerio de Refinación y Petroquímica la formulación, regulación y seguimiento de las políticas, la planificación, vigilancia, inspección y fiscalización de las actividades de los sectores de refinación de petróleo, fraccionamiento de líquidos del gas natural, petroquímico, carboquímico, similares y conexos, para promover su explotación racional, armónica e integral y garantizar su necesaria contribución al desarrollo económico, social y endógeno sostenible y sustentable de la República Bolivariana de Venezuela. En este sentido, este Despacho orientará su política de gastos para el año 2013 sobre los siguientes aspectos:

REFINACIÓN

- Coordinar las políticas del sistema de refinación nacional y de procesamiento de gas.
- Velar porque los permisos que otorgue el Ministerio protejan los intereses del país.
- Velar para que se garantice el suministro a la industria nacional de manera oportuna de las corrientes de refinación y de líquidos del gas natural.
- Apoyar el desarrollo de la industria petroquímica a partir de corrientes de refinación.
- Propulsar la nacionalización de empresas estratégicas asociadas al sector de refinación y líquidos del gas natural.
- Fortalecer la planificación centralizada en el sistema de refinación nacional y las cadenas que dependen de materia prima producida en las refinerías y plantas de procesamiento de gas.

PETROQUÍMICA

- Formular una política de Estado para promover el desarrollo estratégico del sulfato de calcio en Venezuela.
- Formular una politica de Estado para promover el desarrollo estratégico de los fosfatados en Venezuela.
- Formular las políticas, planes y promoción de proyectos del sector de productos industriales petroquímicos, orientados al logro de la Revolución Petroquímica.

SUB-SECTOR MINERÍA:

A efectos de consolidar una mejor gestión administrativa y tributaria en el sector minero, el Ministerio promocionará las iniciativas de proyectos previstas para el 2013, entre las que conviene precisar: Reordenamiento y actualización en la gestión y administración de derechos mineros, fortalecimiento de los procesos de fiscalización, seguimiento y control de la minería y sus actividades conexas y seguimiento y control a la gestión operativa de derechos mineros.

Para el año 2013, el Despacho tiene previsto otorgar transferencias a los entes y organismos adscritos, mencionados a continuación:

ENTE NACIONAL DEL GAS (ENAGAS):

Este organismo tiene como misión promover el desarrollo de todas las fases de la industria de los hidrocarburos gaseosos y regular las actividades de transporte, distribución y comercialización del gas natural para coadyuvar en la coordinación y salvaguarda de dichas actividades, asignándole recursos ordinarios por Bs. 15.200.000 para el cumplimiento de sus objetivos.

FUNDACIÓN GUARDERÍA INFANTIL DEL MINISTERIO DE ENERGÍA Y MINAS "LA ALQUITRANA":

La Fundación Guardería Infantil del Ministerio de Energía y Minas “La Alquitrana” presta servicios de guardería infantil a los hijos en edad preescolar de los trabajadores al servicio del Ministerio, sus entes adscritos y las comunidades adyacentes; procurando una preparación adecuada en el nivel preescolar para facilitar el ingreso a los distintos niveles educativos sistemáticos de la educación básica; para lo cual se le han asignado recursos ordinarios por Bs. 12.056.356.

FUNDACIÓN MISIÓN PIAR:

La Fundación Misión Piar tiene como actividad principal promover la organización de los pequeños mineros, mineros artesanales y comunidades indígenas mineras, mediante la asistencia técnica necesaria a efectos de lograr su fortalecimiento; adicionalmente lleva a cabo la realización de talleres en diversas áreas laborales, que permiten incrementar las capacidades de la población. El Ministerio le asignó a través de transferencias corrientes recursos por Bs. 346.832.

FUNDACIÓN ORO NEGRO:

La Fundación tiene como objetivos primordiales: planificar, desarrollar, organizar y realizar programas, proyectos sociales, educativos, micro asistenciales, deportivos y culturales, dirigidos a los sectores más desposeídos; así como también mejorar la calidad de vida de los trabajadores activos, jubilados y pensionados del Ministerio del Poder Popular de Petróleo y Minería y sus entes adscritos. Para el ejercicio económico 2013 el Ministerio le transferirá recursos ordinarios por el orden de Bs. 18.616.106.

INSTITUTO NACIONAL DE GEOLOGÍA Y MINERÍA (INGEOMIN):

El Instituto Nacional de Geología y Minería tiene como competencia fundamental la formulación de políticas y ejecución de estrategias, planes y acciones que promuevan el desarrollo de la industria minera en el país. Además de estar a favor de la extracción, transformación y comercialización de las materias primas, lo cual se orienta al manejo racional de los recursos forestales y mineros, a la integración de las cadenas productivas con un alto valor agregado nacional y sobre todo, a impulsar el crecimiento y desarrollo socioeconómico del país, con criterios de soberanía y de verdadera independencia nacional. Para el ejercicio económico 2013 el Ministerio le transferirá recursos ordinarios por Bs. 23.000.000.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2013
118.560	450242000	Estudio de Factibilidad para el Aprovechamiento de los Cortes de Hidrocarburos Refinados Disponibles en el Sistema de Refinación Nacional	Documento			1	853.086			853.086
118.238	450243000	Fortalecimiento del Sistema de Control Interno del Ministerio del Poder Popular Petróleo y Mineria Mediante el Control Posterior para Coadyuvar en el Logro de los Planes Objetivos y Metas de la Institución y Promover la Participación Ciudadana y la Contraloria Social	Informe / Evento			74	379.457			379.457
118.221	450244000	Inspección y Fiscalización de las Actividades Primarias en Materia de Hidrocarburos y Otras Conexas a través de las Direcciones Regionales	Inspección y Fiscalización			6.913	38.981.641			38.981.641
118.601	450245000	Creación del Registro Nacional de Empresas Petroquimicas(2013)	Empresa Certificada			1.500	159.296			159.296
118.590	450246000	Implementación de la Metodología de Planificación, Seguimiento y Control de la Transferencia Tecnológica en el Sector Hidrocarburos en el Marco de la Apropiación Social del Conocimiento	Documento			1	900.968			900.968
118.145	450247000	Seguimiento y Control a la Gestión Operativa de Derechos Mineros	Informe de Ejecución			49	1.069.147			1.069.147
118.151	450248000	Elaboración y Publicación del Anuario Estadístico Petróleo y Otros Datos Estadísticos (PODE) Edición 2012 (Publicación oficial anual de MPPPM)	Anuario			1	397.540			397.540
118.107	450249000	Determinar Precios y Valor de los Hidrocarburos 2013 así como Recopilar y Sistematizar Estadísticas del Sector Hidrocarburos	Informe			396	1.136.854			1.136.854
118.137	450250000	Automatización de los Procesos de Determinación, Cálculo, Liquidación y Notificación de los Ingresos Fiscales Petroleros	Informe / Reporte			4	560.764			560.764
118.147	450251000	Análisis del Comportamiento y Determinación de los Componentes de los Precios Fórmula de los Petróleos Crudos de Referencia para el Cálculo de las Regalías y su Comparación con la Valorización de los Hidrocarburos Exportados por la Nación	Informe / Reporte			4	456.244			456.244

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
N.E.	Ppto.		Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
				Fem.	Masc.	Total				
118.224	450252000	Diseño, Desarrollo e Implementación de un Sistema de Información Geoenergética que Permita el Análisis de la Distribución, Usos y Disposición de los Recursos Energéticos de la Nación, Enmarcado Dentro de las Políticas Estructurales Diseñadas por el Estado para el Desarrollo del País. II Etapa	Sistema			1	961.898			961.898
118.492	450253000	Fortalecimiento de los Procesos de Fiscalización, Seguimiento y Control de la Minería y sus Actividades Conexas a Nivel Nacional	Informe / Reporte			4	5.871.037			5.871.037
118.193	450254000	Racionalización de los Productos Derivados de Hidrocarburos, a través del Reordenamiento del Mercado Interno Promoviendo el Uso de GNV y GLP	Análisis de Informe de Gestión			2	1.962.830			1.962.830
118.140	450255000	Plan Integral para Gestionar Acciones de Fiscalización en la Racionalización de los Recursos Económicos Asignados a las Estaciones de Servicios, a través del Reordenamiento del Mercado Interno de los Productos Derivados de Hidrocarburos	Análisis de Informe de Gestión			30	1.154.335			1.154.335
118.270	450256000	Reordenamiento y Actualización en la Gestión y Administración de Derechos Mineros	Informe / Reporte			120	1.225.280			1.225.280
118.585	450257000	Bases para la Formulación de la Política de Estado para Promover el Desarrollo Estratégico del Sulfato de Calcio en Venezuela	Informe			1	60.725			60.725
118.291	450258000	Elaboración del Módulo para la Automatización del Balance y Estadísticas del Sistema de Distribución Nacional del Gas Metano	Sistema			1	124.977			124.977
118.546	450259000	Bases para la Formulación de la Política de Estado para Promover el Desarrollo Estratégico de los Fosfatados en Venezuela	Informe			1	56.230			56.230
118.186	450260000	Apoyo Técnico y Administrativo a las Actividades Específicas de los Proyectos a ser Ejecutados por el Ministerio del Poder Popular de Petróleo y Minería (2013)	Asesoría			35.234	164.054.326			164.054.326

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2013
118.690	450261000	Plan de Bienestar Social para los Trabajadores (as) del Ministerio de Petróleo y Minería y sus Comunidades	Evento			150	4.130.740			4.130.740
118.184	450262000	Migración a la Distribución GNU/Linux Canaima de las Estaciones de Trabajo del Ministerio de Petróleo y Minería	Servicio Técnico			542	2.630.028			2.630.028
118.345	450263000	Elaboración del Módulo del Sistema de Gestión de Refinación para la Automatización del Balance de las Corrientes Intermedias de las Refinerías que Integran el Sistema de Refinación Nacional	Sistema			1	143.991			143.991
	459999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			1	49.978.930			49.978.930
						TOTAL	277.250.324			277.250.324

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2013
450001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	41.848.398			41.848.398
450002000	Gestión administrativa	21.838.301			21.838.301
450003000	Previsión y protección social	67.362.978			67.362.978
	TOTAL	131.049.677			131.049.677

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**1.048**	**1.293**	**482**	**2.823**	**38.378.781**	**22.791.349**	**61.170.130**
Altos Funcionarios y de Elección Popular		1		1	12.624		12.624
Alto Nivel y de Dirección	6	17	23	46	565.248		565.248
Profesional y Técnico	658	568	283	1.509	21.645.366	13.323.691	34.969.057
Personal Administrativo	209	186	164	559	6.879.156	2.979.965	9.859.121
Obrero	175	521	12	708	9.276.387	6.487.693	15.764.080
Personal Fijo a Tiempo Parcial	**8**	**2**	**3**	**13**	**153.252**	**98.590**	**251.842**
Personal Médico	8	2	3	13	153.252	98.590	251.842
TOTAL	**1.056**	**1.295**	**485**	**2.836**	**38.532.033**	**22.889.939**	**61.421.972**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**299**	**59**	**358**	**18.212.696**
Alto Nivel y de Dirección	10	2	12	275.743
Obreros	28	18	46	2.114.028
Empleados	261	39	300	15.822.925
Jubilados	**381**	**554**	**935**	**49.150.282**
Alto Nivel y de Dirección	11	23	34	1.551.680
Obreros	41	104	145	6.692.291
Empleados	329	427	756	40.906.311
TOTAL	**680**	**613**	**1.293**	**67.362.978**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	249.508.922			249.508.922
4.02	Materiales, suministros y mercancías	7.701.696			7.701.696
4.03	Servicios no personales	12.797.251			12.797.251
4.04	Activos reales	1.369.860			1.369.860
4.07	Transferencias y donaciones	136.622.272			136.622.272
4.11	Disminución de pasivos	300.000			300.000
	TOTAL	**408.300.001**			**408.300.001**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	69.219.294			69.219.294
4.07.01.00.00	Transferencias y donaciones corrientes internas	69.219.294			69.219.294
4.07.01.03.00	Transferencias corrientes internas al sector público	69.219.294			69.219.294
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	69.219.294			69.219.294
	- A0199 Instituto Nacional de Geología y Minería (INGEOMIN)	23.000.000			23.000.000
	- A0356 Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"	12.056.356			12.056.356
	- A0361 Fundación Oro Negro	18.616.106			18.616.106
	- A0428 Fundación Misión Piar	346.832			346.832
	- A0900 Ente Nacional del Gas (ENAGAS)	15.200.000			15.200.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	40.000			40.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	40.000			40.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	40.000			40.000
4.07.01.01.75	Subsidios a organismos laborales y gremiales	1.000			1.000
	- S0916 Sindicato Único de Obreros Dependientes del Estado (S.U.O.D.E.)	1.000			1.000
4.07.01.01.78	Subsidios científicos al sector privado	39.000			39.000
	- S0197 Centro de Estudios de la Organización de Países Exportadores de Petróleo (CENTROPEP)	39.000			39.000

PROYECTO: COD. N.E: 118560 COD. PPTO: 450242000 Estudio de Factibilidad para el Aprovechamiento de los Cortes de Hidrocarburos Refinados Disponibles en el Sistema de Refinación Nacional

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 853.086

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Formular políticas públicas orientadas a promover la mayor y más profunda transformación de los hidrocarburos refinados, contribuyendo al desarrollo económico, social y endógeno de la República Bolivariana de Venezuela

OBJETIVOS ESPECÍFICOS: Evaluar la factibilidad del 25% de los cortes de hidrocarburos refinados disponibles en el sistema de refinación nacional, con la finalidad de formular propuestas que permitan el aprovechamiento de estos en el sector aguas abajo

RESULTADO: Documento contentivo del estudio de factibilidad técnico y económico del 25% de los cortes de hidrocarburos refinados, disponibles en el Sistema de Refinación Nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	625.166					625.166
4.02	Materiales, suministros y mercancías	45.500					45.500
4.03	Servicios no personales	181.420					181.420
4.04	Activos reales	1.000					1.000
	TOTAL	**853.086**					**853.086**

PROYECTO:	COD. N.E: 118238 COD. PPTO: 450243000 Fortalecimiento del Sistema de Control Interno del Ministerio del Poder Popular Petróleo y Minería Mediante el Control Posterior para Coadyuvar en el Logro de los Planes Objetivos y Metas de la Institución y Promover la Participación Ciudadana y la Contraloría Social
UNIDAD DE MEDIDA:	Informe / Evento
CANTIDAD:	Fem.(0) Mas.(0) Total(74)
ASIGNACIÓN PRESUPUESTARIA:	379.457
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Contribuir al fortalecimiento del control interno del Ministerio del Poder Popular de Petróleo y Minería y promover la participación ciudadana y la contraloría social
OBJETIVOS ESPECÍFICOS:	Evaluar los mecanismos del control interno implantados por las unidades adscritas al Ministerio y formular recomendaciones que le permitan alcanzar la misión institucional y promover la participación ciudadana y la contraloría social en las comunidades organizadas
RESULTADO:	Informes y talleres de capacitación a las comunidades

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	251.731					251.731
4.02	Materiales, suministros y mercancías	14.040					14.040
4.03	Servicios no personales	113.686					113.686
	TOTAL	**379.457**					**379.457**

PROYECTO: COD. N.E: 118221 COD. PPTO: 450244000 Inspección y Fiscalización de las Actividades Primarias en Materia de Hidrocarburos y Otras Conexas a través de las Direcciones Regionales

UNIDAD DE MEDIDA: Inspección y Fiscalización

CANTIDAD: Fem.(0) Mas.(0) Total(6.913)

ASIGNACIÓN PRESUPUESTARIA: 38.981.641

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Ejercer la acción fiscalizadora en materia de los hidrocarburos

OBJETIVOS ESPECÍFICOS: Asegurar que no existan desviaciones en los niveles de recaudación fiscal asociados a las actividades primarias y otras conexas

RESULTADO: Inspección y fiscalización de las actividades primarias en materia de hidrocarburos y otras conexas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	35.011.727					35.011.727
4.02	Materiales, suministros y mercancías	2.350.885					2.350.885
4.03	Servicios no personales	1.292.981					1.292.981
4.04	Activos reales	326.048					326.048
	TOTAL	**38.981.641**					**38.981.641**

PROYECTO: COD. N.E: 118601 COD. PPTO: 450245000 Creación del Registro Nacional de Empresas Petroquímicas (2013)

UNIDAD DE MEDIDA: Empresa Certificada

CANTIDAD: Fem.(0) Mas.(0) Total(1.500)

ASIGNACIÓN PRESUPUESTARIA: 159.296

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Contribuir a la formulación de planes y políticas que estimulen la producción nacional de fertilizantes, olefinas, plásticos y productos industriales, que promuevan y regulen el desarrollo del sector transformador nacional, dentro del marco del desarrollo endógeno

OBJETIVOS ESPECÍFICOS: Crear, organizar, conformar y poner en servicio el Registro Nacional de Empresas Petroquímicas, sustentado en una plataforma tecnológica que proporcione información completa y veraz de la actividad petroquímica nacional

RESULTADO: Registro Nacional de Empresas Petroquimicas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	130.694					130.694
4.02	Materiales, suministros y mercancías	17.537					17.537
4.03	Servicios no personales	11.065					11.065
	TOTAL	**159.296**					**159.296**

PROYECTO: COD. N.E: 118590 COD. PPTO: 450246000 Implementación de la Metodología de Planificación, Seguimiento y Control de la Transferencia Tecnológica en el Sector Hidrocarburos en el Marco de la Apropiación Social del Conocimiento

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 900.968

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Formular politicas en el sector hidrocarburos orientadas a iniciar el proceso de apropiación social del conocimiento derivado de la transferencia tecnológica, enmarcados en una concepción de desarrollo endógeno dirigidos al fortalecimiento de la actividad científica y tecnológica de la República Bolivariana de Venezuela

OBJETIVOS ESPECÍFICOS: Ajustar la metodología de planificación, seguimiento y control de la transferencia tecnológica en el sector hidrocarburos en el marco de la apropiación social del conocimiento

RESULTADO: Documento descriptivo de la metodología de planificación, seguimiento y control de la transferencia tecnológica en el sector hidrocarburos en el marco de la apropiación social del conocimiento

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	645.226					645.226
4.02	Materiales, suministros y mercancías	60.341					60.341
4.03	Servicios no personales	189.401					189.401
4.04	Activos reales	6.000					6.000
	TOTAL	**900.968**					**900.968**

PROYECTO: COD. N.E: 118145 COD. PPTO: 450247000 Seguimiento y Control a la Gestión Operativa de Derechos Mineros

UNIDAD DE MEDIDA: Informe de Ejecución

CANTIDAD: Fem.(0) Mas.(0) Total(49)

ASIGNACIÓN PRESUPUESTARIA: 1.069.147

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Contribuir con el equilibrio entre la explotación de los recursos naturales y el medio ambiente con el fin de preservar la vida de generaciones futuras

OBJETIVOS ESPECÍFICOS: Realizar seguimiento y control a la gestión operativa, económica, financiera y ambiental de 20 titulares o beneficiarios de derechos mineros, a los fines de generar información oportuna para el diseño de políticas en el sector minero, a fin de fortalecer la actividad minera sustentable

RESULTADO: Información oportuna para el diseño de políticas en el sector minero

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	860.484					860.484
4.02	Materiales, suministros y mercancías	83.872					83.872
4.03	Servicios no personales	101.359					101.359
4.04	Activos reales	23.432					23.432
	TOTAL	**1.069.147**					**1.069.147**

PROYECTO:	COD. N.E: 118151 COD. PPTO: 450248000 Elaboración y Publicación del Anuario Estadístico Petróleo y Otros Datos Estadísticos (PODE) Edición 2012 (Publicación oficial anual de MPPPM)
UNIDAD DE MEDIDA:	Anuario
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	397.540
DIRECTRIZ ESTRATÉGICA:	Convertir a Venezuela en una Potencia Energética Mundial
OBJETIVO ESTRATÉGICO:	Asegurar la disponibilidad y el uso eficiente de materias primas, fuentes energéticas y recursos asociados para satisfacer los requerimientos de la demanda a nivel nacional y los compromisos internacionales
OBJETIVOS ESPECÍFICOS:	Elaborar, editar y distribuir a nivel nacional e internacional el anuario estadístico PODE 2012, para difundir información estadística en materia de petróleo, gas, petroquimica y energia de Venezuela, OPEP, Mundo y América Latina
RESULTADO:	Procesar oportunamente la información estadística para elaborar el Anuario Estadístico Petróleos y Otros Datos Estadísticos PODE edición 2012

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	353.622					353.622
4.02	Materiales, suministros y mercancías	23.212					23.212
4.03	Servicios no personales	20.706					20.706
	TOTAL	**397.540**					**397.540**

PROYECTO: COD. N.E: 118107 COD. PPTO: 450249000 Determinar Precios y Valor de los Hidrocarburos 2013 así como Recopilar y Sistematizar Estadísticas del Sector Hidrocarburos

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(396)

ASIGNACIÓN PRESUPUESTARIA: 1.136.854

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Asegurar la disponibilidad y el uso eficiente de materias primas, fuentes energéticas y recursos asociados para satisfacer los requerimientos de la demanda a nivel nacional y los compromisos internacionales

OBJETIVOS ESPECÍFICOS: Generar datos estadísticos representativos de la situación nacional en el área energética, a través del sistema de información de la coordinación sectorial de estadisticas, precios internacionales y economia (Sicsepie) y análisis del mercado petrolero internacional, los precios internacionales y la economia industrial de los hidrocarburos

RESULTADO: Generar oportunamente la totalidad de la información estadística del sector energético

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	889.436					889.436
4.02	Materiales, suministros y mercancías	27.108					27.108
4.03	Servicios no personales	215.510					215.510
4.04	Activos reales	4.800					4.800
	TOTAL	**1.136.854**					**1.136.854**

PROYECTO: COD. N.E: 118137 COD. PPTO: 450250000 Automatización de los Procesos de Determinación, Cálculo, Liquidación y Notificación de los Ingresos Fiscales Petroleros

UNIDAD DE MEDIDA: Informe / Reporte

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 560.764

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Efectuar el seguimiento al comportamiento de los ingresos fiscales petroleros

OBJETIVOS ESPECÍFICOS: Evaluar las herramientas tecnológicas adecuadas a los requerimientos de los procesos de determinación, cálculo, liquidación y notificación de los ingresos fiscales del sector hidrocarburos

RESULTADO: Informe trimestral de los avances del desarrollo de la herramienta tecnológica.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	456.380					456.380
4.02	Materiales, suministros y mercancías	30.200					30.200
4.03	Servicios no personales	74.184					74.184
	TOTAL	**560.764**					**560.764**

PROYECTO: COD. N.E: 118147 COD. PPTO: 450251000 Análisis del Comportamiento y Determinación de los Componentes de los Precios Fórmula de los Petróleos Crudos de Referencia para el Cálculo de las Regalías y su Comparación con la Valorización de los Hidrocarburos Exportados por la Nación

UNIDAD DE MEDIDA: Informe / Reporte

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 456.244

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Efectuar seguimiento al mercado petrolero internacional para el análisis del comportamiento y determinación de los componentes de los precios fórmula de los petróleos crudos, de referencia para el cálculo de las regalías y su comparación con la valorización de los hidrocarburos exportados

OBJETIVOS ESPECÍFICOS: Participar en la determinación del valor mercantil internacional de los hidrocarburos y fijar los precios mediante los cuales se liquidarán las regalías, impuestos y equivalentes. Asimismo, realizar su comparación con los precios de exportación a los fines de analizar si los ingresos petroleros percibidos por la República se corresponden con lo que ocurre en el mercado internacional

RESULTADO: Informe trimestral de los avances del análisis del mercado petrolero internacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	312.702					312.702
4.02	Materiales, suministros y mercancías	44.162					44.162
4.03	Servicios no personales	79.380					79.380
4.04	Activos reales	20.000					20.000
	TOTAL	**456.244**					**456.244**

PROYECTO:	COD. N.E: 118224 COD. PPTO: 450252000 Diseño, Desarrollo e Implementación de un Sistema de Información Geoenergética que Permita el Análisis de la Distribución, Usos y Disposición de los Recursos Energéticos de la Nación, Enmarcado Dentro de las Políticas Estructurales Diseñadas por el Estado para el Desarrollo del País. II Etapa
UNIDAD DE MEDIDA:	Sistema
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	961.898
DIRECTRIZ ESTRATÉGICA:	Convertir a Venezuela en una Potencia Energética Mundial
OBJETIVO ESTRATÉGICO:	Automatizar la información geoenergética que permita el análisis de la distribución, usos y disposición de los recursos energéticos del territorio nacional
OBJETIVOS ESPECÍFICOS:	Diseñar, desarrollar e implementar un sistema de información geoenergética que permita el análisis de la distribución, usos y disposición de los recursos energéticos de la nación
RESULTADO:	Implementación de un sistema de información geoenergética

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	761.183					761.183
4.02	Materiales, suministros y mercancías	144.709					144.709
4.03	Servicios no personales	52.006					52.006
4.04	Activos reales	4.000					4.000
	TOTAL	**961.898**					**961.898**

PROYECTO: COD. N.E: 118492 COD. PPTO: 450253000 Fortalecimiento de los Procesos de Fiscalización, Seguimiento y Control de la Minería y sus Actividades Conexas a Nivel Nacional

UNIDAD DE MEDIDA: Informe / Reporte

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 5.871.037

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Asegurar y ejercer la soberania nacional sobre las materias primas, fuentes energéticas y recursos asociados

OBJETIVOS ESPECÍFICOS: Impulsar cinco (05) mecanismos y/o normativas que optimicen procesos medulares y trámites administrativos que realiza la Dirección General de Fiscalización y Control Minero con la finalidad de ejercer eficientemente la fiscalización y control sobre la minería y sus actividades conexas

RESULTADO: Fiscalización y control de los derechos mineros a nivel nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	5.095.895					5.095.895
4.02	Materiales, suministros y mercancías	436.191					436.191
4.03	Servicios no personales	310.951					310.951
4.04	Activos reales	28.000					28.000
	TOTAL	5.871.037					5.871.037

PROYECTO: COD. N.E: 118193 COD. PPTO: 450254000 Racionalización de los Productos Derivados de Hidrocarburos, a través del Reordenamiento del Mercado Interno Promoviendo el Uso de GNV y GLP

UNIDAD DE MEDIDA: Análisis de Informe de Gestión

CANTIDAD: Fem.(0) Mas.(0) Total(2)

ASIGNACIÓN PRESUPUESTARIA: 1.962.830

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Formular políticas en el área de hidrocarburos orientadas a promover el uso racional de los mismos garantizando el desarrollo económico social y endógeno sostenible y sustentable de la República Bolivariana de Venezuela

OBJETIVOS ESPECÍFICOS: Desarrollar un plan integral de fiscalización para racionalizar los recursos asignados a las EE/SS

RESULTADO: Combustibles liquidos comercializados en el mercado interno de manera óptima, segura, eficiente en función del uso de GLP y GNV

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.627.729					1.627.729
4.02	Materiales, suministros y mercancías	34.696					34.696
4.03	Servicios no personales	300.405					300.405
TOTAL		**1.962.830**					**1.962.830**

PROYECTO: COD. N.E: 118140 COD. PPTO: 450255000 Plan Integral para Gestionar Acciones de Fiscalización en la Racionalización de los Recursos Económicos Asignados a las Estaciones de Servicios, a través del Reordenamiento del Mercado Interno de los Productos Derivados de Hidrocarburos

UNIDAD DE MEDIDA: Análisis de Informe de Gestión

CANTIDAD: Fem.(0) Mas.(0) Total(30)

ASIGNACIÓN PRESUPUESTARIA: 1.154.335

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Formular políticas en el área de hidrocarburos orientadas a promover el uso racional de los mismos, garantizando el desarrollo económico, social y endógeno sostenible y sustentable de la República Bolivariana de Venezuela

OBJETIVOS ESPECÍFICOS: Desarrollar un plan integral de fiscalización para racionalizar los recursos asignados a las EE/SS

RESULTADO: Regularizaron de los aspectos técnicos, legales y operativos de las EE/SS, de manera que garanticen el comercio de los productos derivados de hidrocarburos de manera continua, eficaz, segura y de calidad

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	966.765					966.765
4.02	Materiales, suministros y mercancías	34.572					34.572
4.03	Servicios no personales	144.998					144.998
4.04	Activos reales	8.000					8.000
	TOTAL	1.154.335					1.154.335

PROYECTO: COD. N.E: 118270 COD. PPTO: 450256000 Reordenamiento y Actualización en la Gestión y Administración de Derechos Mineros

UNIDAD DE MEDIDA: Informe / Reporte

CANTIDAD: Fem.(0) Mas.(0) Total(120)

ASIGNACIÓN PRESUPUESTARIA: 1.225.280

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Contribuir con el equilibrio entre la explotación de los recursos naturales y el medio ambiente con el fin de preservar la vida a las generaciones futuras

OBJETIVOS ESPECÍFICOS: Optimizar los procesos de tramitación, seguimiento y control a todas las solicitudes de Derecho Minero, mediante la actualización del catastro minero nacional, el control de los inventarios de bienes afectos a los Derechos Mineros y brindar la asistencia técnica a proyectos mineros, en el marco de la Ley de Minas y su Reglamento General

RESULTADO: Respuestas oportunas en la gestión y administración de Derechos Mineros

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	843.651					843.651
4.02	Materiales, suministros y mercancías	227.600					227.600
4.03	Servicios no personales	137.889					137.889
4.04	Activos reales	16.140					16.140
	TOTAL	**1.225.280**					**1.225.280**

PROYECTO:	COD. N.E: 118585 COD. PPTO: 450257000 Bases para la Formulación de la Politica de Estado para Promover el Desarrollo Estratégico del Sulfato de Calcio en Venezuela
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	60.725
DIRECTRIZ ESTRATÉGICA:	Establecimiento de un Modelo Productivo Socialista
OBJETIVO ESTRATÉGICO:	Asegurar la disponibilidad y el uso eficiente de materias primas, fuentes energéticas y recursos asociados para satisfacer los requerimientos de la demanda a nivel nacional y los compromisos internacionales
OBJETIVOS ESPECÍFICOS:	Establecer las bases para la formulación de la política pública que asegure la planificación de nuevos desarrollos y ejecución de planes, con el fin de promover el crecimiento sostenido de la capacidad de abastecimiento nacional de fosfatados para la producción agricola
RESULTADO:	Informe técnico contentivo de los diagnósticos y perfiles a realizar según los posibles usos agrícolas y en la construcción que dispone el Sulfato de Calcio, permitiendo definir las bases para la generación de una política pública de impulso estratégico de este subproducto industrial

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	30.933					30.933
4.02	Materiales, suministros y mercancías	13.600					13.600
4.03	Servicios no personales	16.192					16.192
	TOTAL	**60.725**					**60.725**

PROYECTO: COD. N.E: 118291 COD. PPTO: 450258000 Elaboración del Módulo para la Automatización del Balance y Estadísticas del Sistema de Distribución Nacional del Gas Metano

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 124.977

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover el máximo grado de independencia tecnológica en los procesos medulares de la industria Petroquímica, Petrolera, Gasifera y Energética

OBJETIVOS ESPECÍFICOS: Incorporar un módulo en el sistema de gestión de refinación, para automatizar el balance y las estadísticas del sistema de distribución nacional del gas metano

RESULTADO: Módulo para el balance y estadisticas del sistema de distribución del gas metano

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	114.317					114.317
4.02	Materiales, suministros y mercancías	8.417					8.417
4.03	Servicios no personales	2.243					2.243
	TOTAL	124.977					124.977

PROYECTO: COD. N.E: 118546 COD. PPTO: 450259000 Bases para la Formulación de la Política de Estado para Promover el Desarrollo Estratégico de los Fosfatados en Venezuela

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 56.230

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Asegurar la disponibilidad y el uso eficiente de materias primas, fuentes energéticas y recursos asociados para satisfacer los requerimientos de la demanda a nivel nacional y los compromisos internacionales

OBJETIVOS ESPECÍFICOS: Establecer las bases para la formulación de la política pública que asegure la planificación de nuevos desarrollos y ejecución de planes, con el fin de promover el crecimiento sostenido de la capacidad de abastecimiento nacional de fosfatados para la producción agrícola

RESULTADO: Informe técnico que recopile las acciones especificas de diagnóstico y necesidades de desarrollo para sentar las bases de una política pública en materia de fosfatados, con el objetivo de impulsar la producción primaria de fosfatados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	34.054					34.054
4.02	Materiales, suministros y mercancías	6.800					6.800
4.03	Servicios no personales	15.376					15.376
	TOTAL	56.230					56.230

PROYECTO: COD. N.E: 118186 COD. PPTO: 450260000 Apoyo Técnico y Administrativo a las Actividades Especificas de los Proyectos a ser Ejecutados por el Ministerio del Poder Popular de Petróleo y Minería (2013)

UNIDAD DE MEDIDA: Asesoría

CANTIDAD: Fem.(0) Mas.(0) Total(35.234)

ASIGNACIÓN PRESUPUESTARIA: 164.054.326

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Promover la estabilidad y sostenibilidad del gasto

OBJETIVOS ESPECÍFICOS: Presentar apoyo del tipo gerencial y administrativo para el normal desarrollo y funcionamiento de las actividades llevadas a cabo en cada uno de los proyectos a ejecutarse durante el año 2013, así como también para el resto de las unidades que conforman la estructura del Ministerio del Poder Popular de Petróleo y Mineria

RESULTADO: Apoyo técnico y administrativo a las diferentes unidades del Ministerio del Poder Popular de Petróleo y Minería

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	152.735.369					152.735.369
4.02	Materiales, suministros y mercancías	3.367.362					3.367.362
4.03	Servicios no personales	7.155.075					7.155.075
4.04	Activos reales	496.520					496.520
4.11	Disminución de pasivos	300.000					300.000
	TOTAL	**164.054.326**					**164.054.326**

PROYECTO: COD. N.E: 118690 COD. PPTO: 450261000 Plan de Bienestar Social para los Trabajadores (as) del Ministerio de Petróleo y Minería y sus Comunidades

UNIDAD DE MEDIDA: Evento

CANTIDAD: Fem.(0) Mas.(0) Total(150)

ASIGNACIÓN PRESUPUESTARIA: 4.130.740

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Avanzar en la conformación de la nueva estructura social

OBJETIVOS ESPECÍFICOS: Mejorar el nivel de satisfacción de calidad de vida de los trabajadores (as) y las comunidades, en el marco de la suprema felicidad a través de una estructura incluyente y de conciencia social

RESULTADO: Lograr abarcar áreas fundamentales como el trabajo voluntario, con el programa de multiplicación de saberes y se profundizó en la creación de valores y conciencia, promoción de la salud laboral, inserción de adulto mayor en áreas productivas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.756.072					3.756.072
4.02	Materiales, suministros y mercancías	87.525					87.525
4.03	Servicios no personales	271.143					271.143
4.04	Activos reales	16.000					16.000
	TOTAL	**4.130.740**					**4.130.740**

PROYECTO: COD. N.E: 118184 COD. PPTO: 450262000 Migración a la Distribución GNU/Linux Canaima de las Estaciones de Trabajo del Ministerio de Petróleo y Minería

UNIDAD DE MEDIDA: Servicio Técnico

CANTIDAD: Fem.(0) Mas.(0) Total(542)

ASIGNACIÓN PRESUPUESTARIA: 2.630.028

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Participar activamente en la consolidación del proyecto socio-tecnológico abierto, construido de forma colaborativa entre los entes de la Administración Pública Nacional cuyo objetivo es generar capacidades nacionales, desarrollo endógeno, apropiación y promoción del libre conocimiento, sin perder su motivo original: la construcción de una nación venezolana tecnológicamente preparada

OBJETIVOS ESPECÍFICOS: Migrar las estaciones de trabajo a la distribución GNU/Linux CANAIMA la cual será adoptada por todos los entes de la Administración Pública Nacional

RESULTADO: Canaima GNU/Linux es un proyecto socio-tecnológico abierto, construido de forma colaborativa, centrado en el desarrollo de herramientas y modelos productivos basados en las Tecnologías de Información Libres (TIL) de software y sistemas operativos, cuyo objetivo es generar capacidades nacionales, desarrollo endógeno, apropiación y promoción del libre conocimiento, sin perder su motivo original: la construcción de una nación venezolana tecnológicamente preparada

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.242.197					2.242.197
4.02	Materiales, suministros y mercancías	193.277					193.277
4.03	Servicios no personales	171.554					171.554
4.04	Activos reales	23.000					23.000
	TOTAL	2.630.028					2.630.028

PROYECTO:	COD. N.E: 118345 COD. PPTO: 450263000 Elaboración del Módulo del Sistema de Gestión de Refinación para la Automatización del Balance de las Corrientes Intermedias de las Refinerías que Integran el Sistema de Refinación Nacional
UNIDAD DE MEDIDA:	Sistema
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	143.991
DIRECTRIZ ESTRATÉGICA:	Convertir a Venezuela en una Potencia Energética Mundial
OBJETIVO ESTRATÉGICO:	Promover el máximo grado de independencia tecnológica en los procesos medulares de la industria Petroquímica, Petrolera, Gasífera y Energética
OBJETIVOS ESPECÍFICOS:	Incorporar un módulo en el sistema de gestión refinación, para automatizar el balance de las corrientes intermedias de las refinerías
RESULTADO:	Módulo para el balance de las corrientes intermedias de las refinerías

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	127.431					127.431
4.02	Materiales, suministros y mercancías	8.685					8.685
4.03	Servicios no personales	7.875					7.875
	TOTAL	**143.991**					**143.991**

PROYECTO: COD. PPTO: 459999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(49.978.930)

ASIGNACIÓN PRESUPUESTARIA: 49.978.930

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Convertir a Venezuela en una Potencia Energética Regional y fortalecer la Integración Energética Latinoamericana y Caribeña

OBJETIVOS ESPECÍFICOS: Apoyar el funcionamiento operativo del Instituto Nacional de Geologia y Mineria, de la Fundación Guardería Infantil del Ministerio de Energia y Minas "La Alquitrana", Fundación Oro Negro y Ente Nacional del Gas

RESULTADO: Transferencia

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	49.978.930					49.978.930
	TOTAL	**49.978.930**					**49.978.930**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	49.978.930					49.978.930
4.07.01.00.00	Transferencias y donaciones corrientes internas	49.978.930					49.978.930
4.07.01.03.00	Transferencias corrientes internas al sector público	49.978.930					49.978.930
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	49.978.930					49.978.930
	- A0199 Instituto Nacional de Geología y Minería (INGEOMIN)	14.142.000					14.142.000
	- A0356 Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"	12.056.356					12.056.356
	- A0361 Fundación Oro Negro	13.031.274					13.031.274
	- A0900 Ente Nacional del Gas (ENAGAS)	10.749.300					10.749.300

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	41.636.158					41.636.158
4.03	Servicios no personales	212.240					212.240
	TOTAL	**41.848.398**					**41.848.398**

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	441.405					441.405
4.03	Servicios no personales	1.719.612					1.719.612
4.04	Activos reales	396.920					396.920
4.07	Transferencias y donaciones	19.280.364					19.280.364
	TOTAL	**21.838.301**					**21.838.301**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	19.240.364					19.240.364
4.07.01.00.00	Transferencias y donaciones corrientes internas	19.240.364					19.240.364
4.07.01.03.00	Transferencias corrientes internas al sector público	19.240.364					19.240.364
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	19.240.364					19.240.364
	- A0199 Instituto Nacional de Geología y Minería (INGEOMIN)	8.858.000					8.858.000
	- A0361 Fundación Oro Negro	5.584.832					5.584.832
	- A0428 Fundación Misión Piar	346.832					346.832
	- A0900 Ente Nacional del Gas (ENAGAS)	4.450.700					4.450.700

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	40.000					40.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	40.000					40.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	40.000					40.000
4.07.01.01.75	Subsidios a organismos laborales y gremiales	1.000					1.000
	- S0916 Sindicato Único de Obreros Dependientes del Estado (S.U.O.D.E.)	1.000					1.000
4.07.01.01.78	Subsidios científicos al sector privado	39.000					39.000
	- S0197 Centro de Estudios de la Organización de Países Exportadores de Petróleo (CENTROPEP)	39.000					39.000

ACCIÓN CENTRALIZADA: Previsión y protección social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	67.362.978					67.362.978
	TOTAL	**67.362.978**					**67.362.978**

46

Ministerio del Poder Popular para la Cultura

MINISTERIO DEL PODER POPULAR PARA LA CULTURA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Competencias

El Ministerio del Poder Popular para la Cultura fue creado, mediante el Decreto Nº 5.103, a través del cual se dicta la Reforma Parcial del Decreto sobre Organización y Funcionamiento de la Administración Pública Central, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela extraordinaria Nº 5.836 del 08 de enero del 2007.
De acuerdo con el Artículo 27 del referido Decreto, son competencias del Ministerio del Poder Popular para la Cultura, las siguientes:

- La regulación, formulación y seguimiento de políticas, la planificación y realización de las actividades del Ejecutivo Nacional en materia de cultura, lo cual comprende, la orientación, programación, desarrollo, promoción, coordinación, supervisión, control y evaluación del sector cultural en todas sus modalidades.
- Definir los objetivos, contenidos, alcance y estrategias de las políticas en materia cultural del Ejecutivo Nacional, en función de incrementar y mejorar el índice de Desarrollo Humano.
- Colaborar con las actividades de generación y desarrollo científico vinculadas con las manifestaciones de la cultura, en coordinación con el Ministerio del Poder Popular para Ciencia, Tecnología e Innovación.
- Asegurar el acceso a la cultura por parte de toda la población y contribuir a fomentar el diálogo intercultural, y el pluralismo, estableciendo formas de integración en el desarrollo cultural que propicien la participación de los ciudadanos y organizaciones culturales.
- Establecer en coordinación con los organismos competentes, los incentivos y estímulos para las personas, instituciones y comunidades que promuevan, apoyen, desarrollen o financien planes, programas y actividades culturales en el país, así como la cultura venezolana en el exterior.
- Lo relativo a proponer regímenes fiscales especiales para el desarrollo de determinados sectores, zonas, programas y empresas culturales; así como otorgamiento de incentivos fiscales, fomento y apoyo de programas y fondos especiales de financiamiento para la cultura.
- Garantizar la preservación, enriquecimiento, conservación y restauración del patrimonio cultural tangible e intangible y la memoria histórica de la Nación.
- Coordinar todos los componentes públicos y privados del Sistema Nacional de la Cultura, en los ámbitos nacional, regional, estadal y local.
- Promover la cultura como materia de interés público nacional, estadal y municipal, a través de mecanismos que faciliten la desconcentración regional y local de las entidades culturales nacionales, la descentralización y la transferencia de los servicios culturales regionales y locales a los grupos y comunidades de la sociedad civil.
- Las demás que le atribuyan las leyes y otros actos normativos.

El Ministerio del Poder Popular para la Cultura, atendiendo a sus atribuciones legales define su Misión, Visión, Políticas, Objetivos y Estrategias en los siguientes términos:

Misión

El Ministerio del Poder Popular para la Cultura, es el órgano del Ejecutivo Nacional responsable de generar y proyectar los lineamientos y las políticas culturales del Estado que coadyuven al Desarrollo Humano de manera integral, a la preservación y conocimiento del Patrimonio cultural tangible e intangible de la nación y el fomento y potenciación de las expresiones culturales del país, como elementos sustantivos y determinantes para el resguardo de la memoria, el Patrimonio Cultural y la profundización del sentido de identidad nacional, como expresiones del ideario de una vida digna e íntegra.

Visión

Ser un Ministerio modelo para el proceso de transformación de la administración pública en materia cultural, coadyuvando en el cumplimiento de los deberes del Estado venezolano en materia de preservación, enriquecimiento y restauración del patrimonio cultural tangible e intangible y la memoria histórica de la nación, con atención especial a las culturas populares constitutivas de la venezolanidad; así como ser garante de la emisión, recepción y circulación de la información cultural, con miras a la plena satisfacción de los derechos culturales de los venezolanos.

Políticas

- Ampliar la definición, consolidación y articulación de las redes institucionales del Ministerio del Poder Popular para la Cultura, con todos los niveles de gobierno: nacional, estadal, municipal y comunal, en el campo de la gestión pública con visión revolucionaria, a fin de garantizar que las políticas culturales lleguen a todo el pueblo.
- Crear las bases y dotar de herramientas a las diversas formas del Poder Popular, para que asuman plenamente su corresponsabilidad en el proceso de gestión cultural pública socialista.
- Continuar brindando a los hacedores y creadores de bienes culturales, el apoyo financiero de manera justa y equilibrada en todo el territorio nacional, a fin de incrementar su formación, moral productiva y promoción de su talento.
- Construir y fomentar la creación de redes sociales y el establecimiento de alianzas con países de América Latina y el Caribe, con la finalidad de impulsar la presencia de Venezuela en el exterior, además de, enfrentar a los poderes hegemónicos en los ámbitos político, económico, mediático y militar.
- Continuar con el proceso de proteger, conservar, restaurar y socializar el patrimonio cultural, tangible e intangible a escala nacional, afianzando nuestra identidad como pueblo.
- Proseguir abriendo los distintos espacios sociales, al movimiento cultural para que contribuyan a elevar cualitativamente el grado de desarrollo cultural del pueblo en su conjunto, promoviendo el diálogo e intercambio de las manifestaciones culturales en un país que se reconoce como multiétnico y pluricultural.
- Promover el potencial económico y sociocultural de las diferentes manifestaciones del arte y la diversidad en la producción de sentido y quehacer cultural, como generadoras de riqueza y calidad de vida, que faciliten el desarrollo cultural integral en todo el ámbito nacional.

Objetivos

- Definir y estructurar mecanismos que ayuden a conformar el patrimonio de producción cultural tangible o no tangible, endógena y nacional como instrumento de carácter estratégico y como una fuente sustentable de recursos financieros y tecnológicos.
- Coordinar con componentes de la Nueva Institucionalidad Cultural la generación de espacios de participación sociocultural de las poblaciones indígenas, afrodescendientes, las comunidades organizadas y en general a todos los ciudadanos en los procesos de integración cultural del país.
- Promover acciones dirigidas al fortalecimiento de la participación y la presencia sociocultural venezolana en el exterior, mediante el posicionamiento de nuestros valores de diversidad e identidad cultural, como elemento de afianzamiento de la amistad, la cooperación y el intercambio con el resto de las culturas del mundo.
- Impulsar la valoración, la proyección y la consolidación del sentido de pertenencia, identidad y de preservación del patrimonio cultural de la nación.
- Definir y coordinar con los componentes de la Nueva Institucionalidad Cultural, mecanismos que coadyuven a la generación de redes vinculantes en el ámbito cultural en todo el país como mecanismos de apoyo para la acción y la participación colectiva.
- Promover y diseñar iniciativas para la amplia integración y concurso del ámbito cultural en espacios interinstitucionales.
- Generar mecanismos que permitan la creación de espacios para la realización y el disfrute de la cultura como un bien irrenunciable del ciudadano.
- Promover e impulsar acciones que estimulen la participación del sector privado en el hecho cultural desde una perspectiva holística.
- Promover acciones tendientes a la preparación e incentivo del potencial creador humano con miras a la consolidación del proceso de cambio sociocultural venezolano.
- Coordinar con los componentes de la Nueva Institucionalidad Cultural la generación de disposiciones legislativas, financieras y ejecutivas tendientes a consolidar la condición profesional del creador, el trabajador y el hacedor cultural.
- Generar iniciativas que impulsen y proyecten el potencial económico y sociocultural de la artesanía y el patrimonio cultural tangible de la nación.
- Coordinar con los componentes de la Nueva Institucionalidad Cultural el diseño de mecanismos tendientes a impulsar el proceso de descentralización y desconcentración de la acción cultural.

Estrategias

- Dotar al Estado venezolano, a las comunidades, comunas y ciudades de los instrumentos institucionales, organizativos, de infraestructura, de equipamiento, logísticos, financieros y jurídicos necesarios para la Planificación y la ejecución detallada de las grandes políticas culturales.
- Crear las bases para que las diversas formas del Poder Popular asuman el protagonismo, no solo de la Cultura, sino también de la gestión Cultural Pública Socialista.
- Garantizar la existencia activa y permanente de un alto nivel de producción y disfrute, en términos cuantitativos y cualitativos de las principales manifestaciones culturales en todo el país.
- Aumentar el conocimiento y la valoración masiva de las manifestaciones culturales propias en términos específicos y de las manifestaciones culturales más importantes de la humanidad, en términos generales.

- Democratizar radicalmente la socialización de los conocimientos, permanentemente actualizados, contribuyendo a la emancipación, el aumento del nivel de conciencia de nuestro pueblo y la afirmación de los valores socialistas.
- Contribuir con nuestros valores y nuestra producción cultural a la construcción de un mundo de paz y de justicia social.
- Desarrollar los niveles de excelencia, ampliando, extendiendo y resaltando la creación y la huella cultural de las comunidades tradicionalmente excluidas, para que la acción cultural, promovida por el Estado, esté al servicio de toda la población.

Acciones y Metas 2013

El Ministerio del Poder Popular para la Cultura, como Ente Rector de la Política Cultural del país, en aras de atender la demanda de bienes y servicios culturales que requiere la población, se enmarca dentro de los lineamientos del Plan de Desarrollo Económico y Social de la Nación 2007-2013, previsto por el Ejecutivo Nacional, así como del Plan Operativo Anual Nacional (POAN) y del Plan Operativo Anual de los Órganos y Entes del Poder Público (POAOEPP).

Para ello ejecutará diferentes acciones y metas, contempladas en un total de 50 Proyectos Estratégicos e Institucionales para el Ejercicio Fiscal 2013, cuya asignación presupuestaria es de Un Mil Trescientos Treinta y Seis Millones Dos Mil Treinta y Seis Bolívares (Bs. 1.336.002.036), de los cuales Bs. 425.403.435 se destinarán a gastos de funcionamiento y 8 proyectos que ejecutará directamente este Ministerio y Bs. 910.598.601 para la operatividad de las actividades administrativas de los Entes Adscritos y ejecución de 42 proyectos.

Como objetivo esencial para el 2013, el Ministerio del Poder Popular para la Cultura se propone realizar un esfuerzo para la transformación institucional de las Fundaciones Compañías Nacionales de Danza, Música y Teatro (ésta última Asociación Civil), así como la Fundación Red de Arte, en Centros Nacionales de Danza, Música, Teatro y de la Artesanía, manteniendo cada una el carácter de Fundación, con el propósito de fortalecer la acción cultural en los ámbitos de creación, investigación, formación y capacitación, difusión y promoción, a fin de afianzar los valores de la venezolanidad e identidad patrimonial. En este sentido, la Fundación Misión Cultura iniciará para el 2013 un proceso alternativo y de evolución para la formación a las comunidades en las áreas de organización ciudadana, artística, socio productiva, y tradiciones culturales para el fortalecimiento de valores humanistas que permitan el empoderamiento del pueblo y la construcción de la ciudad socialista.

Asimismo, se mantienen y fortalecen las líneas para la consolidación de la nueva conciencia histórica insurgente que rescata el protagonismo popular; el acceso al libro y la lectura, con especial énfasis en la promoción de la lectura crítica; el fortalecimiento del cine nacional, el cual ha alcanzado durante los años del gobierno revolucionario especial crecimiento en producción y calidad; el Sistema Masivo de Revistas como un esfuerzo de comunicación con contenido social y cultural con carácter inclusivo para todos los públicos; la presencia permanente de las artes escénicas y musicales como herramienta de rescate y proyección del hecho musical, dancístico y teatral venezolano; la visibilización y reconocimiento de las cultoras y cultores, creadoras y creadores brindando seguridad social y apoyo integral para la atención de sus necesidades; y, el impulso a la apropiación, revalorización y reivindicación del *patrimonio artístico*, natural y tecnológico, en los espacios museográficos y de formación.

A través de la asignación presupuestaria para el ejercicio 2013, se da continuidad a la realización de actividades culturales en los nuevos urbanismos de la Gran Misión Vivienda Venezuela, al igual que en los refugios, como posibilidad de creación, expresión y disfrute del Vivir Bien, con especial énfasis en el fortalecimiento del Plan Vacacional Comunitario dirigido a niños, niñas y adolescentes.

Finalmente, con el objeto de dar continuidad a la política anticapitalista, dirigida a uniformar y reducir las diferencias, desigualdades y asimetrías en los salarios básicos y en los beneficios sociales y no remunerativos de los trabajadores y trabajadoras, el Ministerio del Poder Popular para la Cultura se propone dar continuidad al Plan de Igualación Laboral, así como a la reducción progresiva de la privatización del sistema de protección de salud de los trabajadores y trabajadoras y de sus familiares en materia de salud, accidentes personales, vida y servicios funerarios, como estrategia integral dirigida a asegurar la disminución del peso de la gestión privada, la disminución de la transferencia de recursos públicos por este concepto al sector privado y

protección al patrimonio público y fortalecimiento y consolidación de la plataforma de lucha contra la mercantilización de los servicios de salud, concretada mediante la Alianza Interinstitucional por la salud.

Proyectos Estratégicos e Institucionales del Ministerio del Poder Popular para la Cultura 2013

- Fábrica de Medios (POAN): Bs. 28.101.038

  Objetivo: Incrementar la creación, la promoción y la difusión de producciones de radio, televisión, micros y, semanarios culturales impresos y digitales, a nivel nacional.

  Breve Descripción del Proyecto: Consiste en incrementar la creación, la promoción y la difusión de producciones de radio y televisión, micros y, semanarios culturales impresos y digitales, a nivel nacional, mediante 4.940 producciones de radio, televisión, micros y semanarios culturales, entre los que se destacan en materia de radio: Bodega Cultural, Hora Cendis, En la Palestra, La Ventana, La Brújula, Cultura al Día, Oasis Musical, Radar 96, Caracas Rebelde, En Jaque (dirigido a la concientización de la mujer hacia sus derechos), La Palabra y su Huella, Historia Insurgente, Cópiate Ésta Radio, Los Caminos de Maisanta, Contra Ataque, El Arra-c, Oye Como Va, Música Emergente, Desde el Ghetto, Pisando Fuerte, Caracas Rock, Cultura Rock, Salsa Internacional y Bohemios en la Noche, emitidos por la emisora Alba Ciudad 96.3 FM; así mismo, los programas de TV Todosadentro: Pinturas Históricas, Feria Nacional de Artesanos, Objetos Históricos, Instrumentos Venezolanos en Música Academia y Tráfico Ilícito de Bienes Culturales, entre otros, trasmitidos por Colombeia, Venezolana de Televisión y, Televisora Venezolana Social, además, del semanario Todosadentro, encartado en el Correo del Orinoco y promocionado en la página Web de aporrea, producciones con impacto a nivel nacional, beneficiado a 10.200.000 espectadores, a nivel nacional.

- Presencia Internacional (POAN): Bs. 19.726.245

  Objetivo: Incrementar la promoción de la cultura venezolana en escenarios internacionales, de la obra de nuestros artistas, intelectuales y creadores, así como la inmensa diversidad de expresiones tradicionales que nos identifican como pueblo, en acciones planificadas en conjunto con los organismos responsables de diseñar la proyección de la imagen del país en el exterior.

  Breve Descripción del Proyecto: Consiste en incrementar la promoción de la cultura venezolana en escenarios internacionales, de la obra de nuestros artistas, intelectuales y creadores, así como la inmensa diversidad de expresiones tradicionales que nos identifican como pueblo, en acciones planificadas en conjunto con los organismos responsables de diseñar la proyección de la imagen del país en el exterior, mediante la ejecución, participación y organización de 148 eventos nacionales e internacionales, beneficiando a 8.400.000 artistas, intelectuales, creadores y público en general, dentro y fuera del país.

- Registro Estadístico del Sector Cultura (POAN): Bs. 1.000.000

  Objetivo: Generar registros estadísticos en materia cultural, por parte de los entes adscritos al Ministerio del Poder Popular para la Cultura, las dependencias y los Gabinetes Estadales de Cultura.

  Breve Descripción del Proyecto: Consiste en generar 47 registros estadísticos en materia cultural, por parte de los entes adscritos al Ministerio del Poder Popular para la Cultura, las dependencias y los Gabinetes Estadales de Cultura, para el mejoramiento de las condiciones necesarias y suficientes que garanticen la producción de las estadísticas, relacionadas con las políticas culturales diseñadas desde el órgano rector, mediante la realización de reuniones de encuentro institucional, formación en el área estadística, así como, la producción de operaciones estadísticas primarias, beneficiando a 490 funcionarios del sector cultura.

- Socialización y Homogenización de la Gestión Archivística de Venezuela. Fase III: Bs. 15.503.437

  Objetivo: Aplicar técnicas de tratamiento archivístico, preservación y conservación a las series documentales del Archivo General de la Nación

  Breve Descripción del Proyecto: Consiste en aplicar técnicas de tratamiento archivístico, preservación y conservación a 8 series documentales del Archivo General de la Nación, beneficiando a 3.200 usuarios, estudiantes, investigadores y público en general, en el Distrito Capital.

- Consolidación de la Formación en la Modalidad de las Artes y Capacitación en el Trabajo Cultural Comunitario: Bs. 50.062.243

  Objetivo: Formar a la población estudiantil en la modalidad de las artes (música, danza, teatro y artes plásticas) y capacitar a las comunidades en el trabajo cultural comunitario (artes culinarias, corte y costura, entre otras).

  Breve Descripción del Proyecto: Consiste en formar a 4.800 estudiantes en la modalidad de las artes y capacitar a 3.200 comunidades en el trabajo cultural comunitario, a través, de la implementación de estrategias integrales que garanticen el desarrollo artístico- cultural de las jóvenes generaciones, cuya vocación, aptitudes e intereses estén vinculados al quehacer humano, partiendo de las realidades y diversidades propias de los estudios académicos en la modalidad de las artes (música, danza, teatro y artes plásticas) y de cursos-talleres en el trabajo cultural comunitario (artes culinarias, corte y costura entre otras), beneficiando a 8.000 niños, niñas, jóvenes y adultos mayores, de los estados Mérida, Miranda, Táchira, Vargas y Distrito Capital.

- Consolidación de los Gabinetes Estadales: Bs. 106.079.041

  Objetivo: Consolidar la coordinación entre los Gabinetes Estadales y los niveles de gobierno (nacional, estadal y local) con el trabajo en común de las instituciones públicas, las agrupaciones, los colectivos, los individuos, los creadores y las creadoras, para la realización de actividades en los ámbitos de las manifestaciones de las culturas populares.

  Breve Descripción del Proyecto: Consiste en consolidar la coordinación entre 24 (oficinas) Gabinetes Estadales y los niveles de gobierno (nacional, estadal y local) con el trabajo en común de las instituciones públicas, las agrupaciones, los colectivos, los individuos, los creadores y las creadoras, para la realización de actividades en los ámbitos de las manifestaciones de las culturas populares, beneficiando a 130.301 agrupaciones, colectivos, individuos, creadores, creadoras, niños, niñas, jóvenes y adultos mayores, de los 24 estados del territorio nacional.

- Turismo Cultural: Bs. 1.129.985

  Objetivo: Incentivar la interrelación de los trabajadores y trabajadoras del Ministerio del Poder Popular para la Cultura y sus entes adscritos, con el turismo, para resaltar los valores patrimoniales.

  Breve Descripción del Proyecto: Consiste en incentivar la interrelación de 820 trabajadores y trabajadoras del Ministerio del Poder Popular para la Cultura y sus entes adscritos, mediante la realización de viajes turísticos y culturales, para resaltar los valores patrimoniales, beneficiando a igual cantidad de personas.

- Presencia Nacional: Bs. 25.004.450

  Objetivo: Fortalecer la acción cultural desde el Ministerio del Poder Popular para la Cultura, para el reconocimiento y la valoración de nuestras capacidades creadoras.

Breve Descripción del Proyecto: Consiste en fortalecer la acción cultural desde el Ministerio del Poder Popular para la Cultura mediante 20 apoyos institucionales que permitan el reconocimiento y la valoración de nuestras capacidades creadoras, beneficiando a 3.000 artesanos, artistas plásticos, músicos y cultores, a nivel nacional.

Proyectos Estratégicos E Institucionales de los Entes Adscritos Al Ministerio del Poder Popular para la Cultura 2013

En cuanto a los Proyectos que ejecutarán los Entes Adscritos, diseñados bajo las políticas estratégicas para cada plataforma cultural con el objeto de expandir la oferta cultural y atender al mayor número de beneficiarios posible en todo el territorio nacional, se han destinado **Bs. 649.801.039**. En tal sentido, a continuación se precisa, el número de Proyectos que se acometerán por Plataforma Cultural, monto de los recursos presupuestarios, Entes involucrados y alcance.

- Patrimonio, a través de esta Plataforma se desarrollarán 5 Proyectos, cuyo monto asciende a Bs. 185.006.051, con la intervención de las siguientes instituciones:
  - Instituto Autónomo de Biblioteca Nacional y Servicios de Bibliotecas
  - Instituto del Patrimonio Cultural
  - Fundación Centro de la Diversidad Cultural
  - Fundación Centro Nacional de la Historia

  Entre los diversos Proyectos podemos destacar los correspondientes a los talleres interculturales para la promoción de nuestros cultores y cultoras, artesanos y artistas a nivel nacional, impulso al estudio, la investigación, resguardo y difusión de la Historia de Venezuela, así como el rescate y conservación de nuestros bienes patrimoniales. Asimismo, debemos mencionar que a través del Instituto del Patrimonio Cultural se ejecutará el Proyecto Rescate de la Infraestructura Cultural del País (Fase I), el cual hasta el pasado ejercicio fiscal (2012), se ejecutaba desde el Ministerio del Poder Popular para la Cultura.

- Libro y la Lectura, los Entes que se especifican a continuación acometerán la realización de 13 Proyectos, para los cuales se cuenta con Bs. 107.111.747
  - Centro Nacional del Libro
  - Fundación Biblioteca Ayacucho
  - Fundación Casa Nacional de las Letras Andrés Bello
  - Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos
  - Fundación Distribuidora Venezolana de la Cultura
  - Fundación Editorial el Perro y la Rana
  - Fundación Imprenta de la Cultura
  - Fundación Librerías del Sur
  - Monte Ávila Editores Latinoamericana C.A.

A través de esta Plataforma se plantea la promoción, estimulo y salvaguarda del autor, el libro y la literatura venezolana, la difusión las obras fundamentales del pensamiento y la cultura de América Latina y el Caribe, el Pabellón del Cómic y Biblioteca Ayacucho Ilustrada, a través de la distribución de la producción editorial del Estado venezolano, libros importados y otros bienes culturales, tanto a nivel nacional como internacional, aunado al fortalecimiento de los procesos de impresión y reimpresión masiva de ejemplares de libros, revistas, periódicos, y otras publicaciones gráficas, con la implementación de un sistema de gestión integral para la dirección y control del proceso productivo. Finalmente, se propone la adecuación y acondicionamiento de las librerías de la red en los 24 estados del territorio nacional.

- Cine y Medios Audiovisuales, los organismos vinculados con esta Plataforma realizarán 9 Proyectos, para lo cual contarán con Bs. 71.948.801. Ellos son:
  - Centro Nacional Autónomo de Cinematografía
  - Fundación Centro Nacional del Disco
  - Fundación Cinemateca Nacional
  - Fundación Distribuidora Nacional de Cine Amazonia Films
  - Fundación Villa del Cine

  Entre las acciones de particular interés se destacan: el financiamiento de obras cinematográficas, proyectos de producción cultura a nivel nacional, realización de talleres, ampliación y fortalecimiento a la producción discográfica de acción social, patrimonial y artística, diversificación de la oferta fílmica en Venezuela y distribución de obras audiovisuales nacionales en el exterior, además de la producción de largometrajes y documentales.

- Artes Escénicas y Musicales, mediante los Entes que se indican a continuación, se acometerán un total de 8 Proyectos, para lo cual contarán con Bs. 156.919.144.
  - Compañía Nacional de Teatro
  - Fundación Casa del Artista
  - Fundación Compañía Nacional de Danza
  - Fundación Compañía Nacional de Música
  - Fundación Teatro Teresa Carreño
  - Fundación Vicente Emilio Sojo
  - Instituto de las Artes Escénicas y Musicales

  Los Proyectos de esta Plataforma estarán enfocados a la ampliación de los bienes y servicios culturales que permitan nuevas audiencias, presentar espectáculos y eventos de diversos géneros artísticos, así como fortalecer y divulgar los valores de identidad nacional, equidad e igualdad con alcance progresivo a todos los sectores de la comunidad, al igual que la formación y capacitación de los recursos humanos necesarios para las diferentes disciplinas artísticas.

- Artes de la Imagen y el Espacio, cabe destacar que a través de los Entes que conforman esta Plataforma se implementarán 5 Proyectos, que ascienden a la cantidad de Bs. 121.548.154

- Instituto de las Artes de la Imagen y el Espacio
- Fundación Centro Nacional de la Fotografía
- Fundación Museos Nacionales
- Fundación Red de Arte

A través de esta Plataforma se ejecutarán Proyectos que permitirán apoyar a los creadores(as) visuales de Venezuela. Asimismo, las acciones a emprender permitirán posicionar a la fotografía como instrumento de transformación socialista de las comunidades, a través de actividades de proyección y formación del hecho fotográfico con factores de identidad nacional, realización de actividades para el entendimiento y valoración del patrimonio artístico, fortalecimiento y ampliación de la red de tiendas y galerías de arte en todo el territorio nacional que coadyuven a la representación, promoción y difusión de las diferentes expresiones artísticas y nos permita fortalecer la relación arte – comunidad.

- Red Cultural Comunitaria, esta plataforma se desarrolla a través de la Fundación Misión Cultura, que cuenta con 2 Proyectos y una asignación presupuestaria mediante transferencia del Ministerio del Poder Popular Para la Cultura de Bs. 10.831.631, además de Bs. 59.876.309 que recibirá a través del Fondo Único de las Misiones, del Ministerio del Poder Popular para el Despacho de la Presidencia, correspondiente a las Misiones Sociales, para un monto total de Bs. 70.257.940 para el Ejercicio Económico Financiero 2013. A través de esta Plataforma se plantea por un lado, la formación a las comunidades en las áreas de organización ciudadana, artística, socio productiva, y tradiciones culturales para el fortalecimiento de valores humanistas que permitan el empoderamiento del pueblo y la construcción de la ciudad socialista, mediante la realización de talleres de formación. Y por otra parte, la creación institucional de la Compañía Nacional de Circo, para el impulso, desarrollo, difusión y diversificación de la oferta de servicios culturales de las artes circenses.

Proyectos con Igualdad de Género del Ministerio del Poder Popular Para la Cultura y sus Entes Adscritos 2013

- Ministerio del Poder Popular para la Cultura

  El proyecto Fábrica de Medios, toma en cuenta la variable igualdad de género a través de la Acción Nº 1, referida a la producción de programas de radio, incluyendo entre sus metas la producción del programa denominado "En Jaque", dirigido a la concientización de la mujer hacia sus derechos, transmitido por la emisora Alba Ciudad 96.3 FM.

- Fundación Distribuidora Venezolana de la Cultura

  El proyecto Bienes Culturales al Alcance de Todos, toma en cuenta la variable igualdad de género a través de la Acción Nº 4, referida a la distribución gratuita de libros, revistas, periódicos y otros bienes culturales que apoyen el acervo cultural de mujeres, niñas, niños, y adolescentes, en nuevos espacios urbanos creados por el Estado venezolano.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2013
116.714	460081000	Turismo cultural	Trabajador Beneficiado	410	410	820	1.129.985			1.129.985
116.686	460082000	Presencia internacional	Evento			148	19.726.245			19.726.245
116.698	460083000	Socialización y homogenización de la gestión archivística de Venezuela. Fase III	Serie			8	15.503.437			15.503.437
116.691	460084000	Registro estadístico del sector cultura	Registro			47	1.000.000			1.000.000
116.678	460085000	Fábrica de medios	Producción			4.940	28.101.038			28.101.038
116.705	460086000	Consolidación de la formación en la modalidad de las artes y capacitación en el trabajo cultural comunitario	Estudiante			8.000	50.062.243			50.062.243
116.706	460087000	Consolidación de los Gabinetes Estadales	Oficina			24	106.079.041			106.079.041
116.908	460088000	Presencia nacional	Apoyo	10	10	20	25.004.450			25.004.450
	469999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			649.801.039	649.801.039			649.801.039
						TOTAL	**896.407.478**			**896.407.478**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
460001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	91.954.580			91.954.580
460002000	Gestión administrativa	304.012.157			304.012.157
460003000	Previsión y protección social	43.127.821			43.127.821
460007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	500.000			500.000
	TOTAL	**439.594.558**			**439.594.558**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**149**	**275**	**91**	**515**	**14.367.694**	**1.779.348**	**16.147.042**
Altos Funcionarios y de Elección Popular		1		1	25.241		25.241
Alto Nivel y de Dirección	95	127	12	234	5.724.863		5.724.863
Profesional y Técnico	9	4	62	75	2.215.541	733.223	2.948.764
Personal Administrativo	6	1	5	12	942.878	270.117	1.212.995
Obrero	39	142	12	193	5.459.171	776.008	6.235.179
Personal Contratado	**437**	**666**		**1.103**	**45.038.832**		**45.038.832**
Profesional y Técnico	164	416		580	25.424.389		25.424.389
Personal Administrativo	67	102		169	5.830.228		5.830.228
Personal Docente	200	142		342	13.268.695		13.268.695
Personal Médico	6	6		12	515.520		515.520
TOTAL	**586**	**941**	**91**	**1.618**	**59.406.526**	**1.779.348**	**61.185.874**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**81**	**31**	**112**	**7.733.904**
Obreros	20	12	32	2.172.240
Empleados	57	10	67	4.648.255
Docentes	4	9	13	913.409
Jubilados	**295**	**218**	**513**	**35.393.917**
Obreros	40	84	124	8.445.026
Empleados	210	71	281	19.796.710
Docentes	45	63	108	7.152.181
TOTAL	**376**	**249**	**625**	**43.127.821**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	226.135.677			226.135.677
4.02	Materiales, suministros y mercancías	27.990.371			27.990.371
4.03	Servicios no personales	102.237.694			102.237.694
4.04	Activos reales	7.331.872			7.331.872
4.07	Transferencias y donaciones	972.306.422			972.306.422
	TOTAL	**1.336.002.036**			**1.336.002.036**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	910.598.601			910.598.601
4.07.01.00.00	Transferencias y donaciones corrientes internas	910.598.601			910.598.601
4.07.01.03.00	Transferencias corrientes internas al sector público	910.598.601			910.598.601
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	902.365.869			902.365.869
	- A0002 Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas	166.882.660			166.882.660
	- A0150 Instituto del Patrimonio Cultural	49.104.890			49.104.890
	- A0158 Compañía Nacional de Teatro	22.599.279			22.599.279
	- A0161 Fundación Compañía Nacional de Música	28.672.619			28.672.619
	- A0301 Fundación Biblioteca Ayacucho	8.847.637			8.847.637
	- A0342 Fundación Casa Nacional de las Letras Andrés Bello	10.398.761			10.398.761
	- A0371 Fundación Vicente Emilio Sojo	3.222.539			3.222.539
	- A0372 Fundación Teatro Teresa Carreño	79.993.504			79.993.504
	- A0373 Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos	20.344.541			20.344.541
	- A0374 Fundación Librerías del Sur	19.185.061			19.185.061
	- A0375 Fundación Casa del Artista	23.168.782			23.168.782
	- A0378 Centro de la Diversidad Cultural	21.723.152			21.723.152
	- A0390 Fundación Cinemateca Nacional	21.970.403			21.970.403
	- A0417 Fundación Centro Nacional de la Fotografía (CENAF)	6.861.623			6.861.623
	- A0424 Fundación Museos Nacionales	110.250.345			110.250.345
	- A0449 Fundación Distribuidora Venezolana de la Cultura	13.772.043			13.772.043
	- A0450 Fundación Compañía Nacional de Danza	24.682.164			24.682.164
	- A0451 Fundación Villa del Cine	38.488.642			38.488.642
	- A0452 Fundación Misión Cultura	10.381.631			10.381.631
	- A0453 Fundación Editorial El Perro y La Rana	18.443.874			18.443.874
	- A0454 Fundación Distribuidora Nacional de Cine, Amazonía Films	7.899.406			7.899.406
	- A0459 Fundación Red de Arte	14.005.251			14.005.251

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- A0462 Fundación Imprenta de la Cultura	27.378.769			27.378.769
	- A0469 Fundación Centro Nacional del Disco (CENDIS)	15.933.765			15.933.765
	- A0486 Fundación Centro Nacional de la Historia	24.645.298			24.645.298
	- A0821 Centro Nacional Autónomo de Cinematografía (CNAC)	18.491.785			18.491.785
	- A0829 Centro Nacional del Libro (CNL)	22.502.110			22.502.110
	- A0948 Instituto de las Artes Escénicas y Musicales	33.064.952			33.064.952
	- A0949 Instituto de las Artes de la Imagen y el Espacio	39.450.383			39.450.383
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	8.232.732			8.232.732
	- A0838 Monteavila Editores Latinoamericana, C.A.	8.232.732			8.232.732

PROYECTO: COD. N.E: 116714 COD. PPTO: 460081000 Turismo cultural

UNIDAD DE MEDIDA: Trabajador Beneficiado

CANTIDAD: Fem.(410) Mas.(410) Total(820)

ASIGNACIÓN PRESUPUESTARIA: 1.129.985

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Impulsar la valoración, la proyección y la consolidación del sentido de pertenencia, identidad y de preservación del patrimonio cultural de la nación.

OBJETIVOS ESPECÍFICOS: Incentivar la interrelación de los trabajadores y trabajadoras del Ministerio del Poder Popular para la Cultura y sus entes adscritos, con el turismo, para resaltar los valores patrimoniales.

RESULTADO: Trabajadores y trabajadoras del Ministerio del Poder Popular para la Cultura y sus entes adscritos viajando por los estados del territorio nacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	428.762					428.762
4.02	Materiales, suministros y mercancías	136.400					136.400
4.03	Servicios no personales	564.823					564.823
	TOTAL	1.129.985					1.129.985

PROYECTO: COD. N.E: 116686 COD. PPTO: 460082000 Presencia internacional

UNIDAD DE MEDIDA: Evento

CANTIDAD: Fem.(0) Mas.(0) Total(148)

ASIGNACIÓN PRESUPUESTARIA: 19.726.245

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Participar en programas, eventos y actividades culturales que sean realizadas en el exterior con miras a intercambiar experiencias entre Venezuela y los pueblos del mundo, así como difundir nuestros valores culturales.

OBJETIVOS ESPECÍFICOS: Incrementar la promoción de la cultura venezolana en escenarios internacionales, de la obra de nuestros artistas, intelectuales y creadores, asi como la inmensa diversidad de expresiones tradicionales que nos identifican como pueblo, en acciones planificadas en conjunto con los organismos responsables de diseñar la proyección de la imagen del país en el exterior.

RESULTADO: Eventos internacionales organizados en el exterior y en Venezuela.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.947.258					2.947.258
4.02	Materiales, suministros y mercancías	697.000					697.000
4.03	Servicios no personales	14.751.987					14.751.987
4.04	Activos reales	50.000					50.000
4.07	Transferencias y donaciones	1.280.000					1.280.000
	TOTAL	19.726.245					19.726.245

PROYECTO: COD. N.E: 116698 COD. PPTO: 460083000 Socialización y homogenización de la gestión archivística de Venezuela. Fase III

UNIDAD DE MEDIDA: Serie

CANTIDAD: Fem.(0) Mas.(0) Total(8)

ASIGNACIÓN PRESUPUESTARIA: 15.503.437

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Velar por la custodia, conservación, preservación, difusión y divulgación del patrimonio documental, como garantía de nuestra identidad y valorizando al servicio de la sociedad, la memoria histórica del país.

OBJETIVOS ESPECÍFICOS: Aplicar técnicas de tratamiento archivistico, preservación y conservación a las series documentales del Archivo General de la Nación.

RESULTADO: Series documentales en el Archivo General de la Nación con procesamiento técnico archivístico realizados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	11.273.018					11.273.018
4.02	Materiales, suministros y mercancías	701.300					701.300
4.03	Servicios no personales	2.439.119					2.439.119
4.04	Activos reales	1.090.000					1.090.000
	TOTAL	**15.503.437**					**15.503.437**

PROYECTO: COD. N.E: 116691 COD. PPTO: 460084000 Registro estadístico del sector cultura

UNIDAD DE MEDIDA: Registro

CANTIDAD: Fem.(0) Mas.(0) Total(47)

ASIGNACIÓN PRESUPUESTARIA: 1.000.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Democratizar radicalmente la socialización de los conocimientos, permanentemente actualizados, contribuyendo a la emancipación, el aumento del nivel de conciencia de nuestro pueblo y la afirmación de los valores socialistas.

OBJETIVOS ESPECÍFICOS: Generar registros estadísticos en materia cultural, por parte de los entes adscritos al Ministerio del Poder Popular para la Cultura, las dependencias y los Gabinetes Estadales de Cultura.

RESULTADO: Registros estadísticos en materia cultural generados.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	166.772					166.772
4.02	Materiales, suministros y mercancías	204.075					204.075
4.03	Servicios no personales	541.653					541.653
4.04	Activos reales	87.500					87.500
	TOTAL	**1.000.000**					**1.000.000**

PROYECTO: COD. N.E: 116678 COD. PPTO: 460085000 Fábrica de medios

UNIDAD DE MEDIDA: Producción

CANTIDAD: Fem.(0) Mas.(0) Total(4.940)

ASIGNACIÓN PRESUPUESTARIA: 28.101.038

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Democratizar radicalmente la socialización de los conocimientos, permanentemente actualizados, contribuyendo a la emancipación, el aumento del nivel de conciencia de nuestro pueblo y la afirmación de los valores socialistas.

OBJETIVOS ESPECÍFICOS: Incrementar la creación, la promoción y la difusión de producciones de radio, televisión, micros y, semanarios culturales impresos y digitales, a nivel nacional.

RESULTADO: Producciones de radio, televisión, micros y semanarios culturales, promocionados y difundidos, a nivel nacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	10.628.613					10.628.613
4.02	Materiales, suministros y mercancías	5.000.000					5.000.000
4.03	Servicios no personales	6.172.425					6.172.425
4.04	Activos reales	4.000.000					4.000.000
4.07	Transferencias y donaciones	2.300.000					2.300.000
	TOTAL	28.101.038					28.101.038

PROYECTO: COD. N.E: 116705 COD. PPTO: 460086000 Consolidación de la formación en la modalidad de las artes y capacitación en el trabajo cultural comunitario

UNIDAD DE MEDIDA: Estudiante

CANTIDAD: Fem.(0) Mas.(0) Total(8.000)

ASIGNACIÓN PRESUPUESTARIA: 50.062.243

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Desarrollar los niveles de excelencia, ampliando, extendiendo y resaltando la creación y la huella cultural de las comunidades tradicionalmente excluidas, para que la acción cultural, promovida por el Estado, esté al servicio de toda la población.

OBJETIVOS ESPECÍFICOS: Formar a la población estudiantil en la modalidad de las artes (música, danza, teatro y artes plásticas) y capacitar a las comunidades en el trabajo cultural comunitario (artes culinarias, corte y costura, entre otras).

RESULTADO: Estudiantes formados en la modalidad de las artes (música, danza, teatro y artes plásticas) y comunidades capacitadas en el trabajo cultural comunitario (artes culinarias, corte y costura, entre otras).

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	38.770.009					38.770.009
4.02	Materiales, suministros y mercancías	1.923.000					1.923.000
4.03	Servicios no personales	9.077.000					9.077.000
4.04	Activos reales	292.234					292.234
	TOTAL	**50.062.243**					**50.062.243**

PROYECTO: COD. N.E: 116706 COD. PPTO: 460087000 Consolidación de los Gabinetes Estadales

UNIDAD DE MEDIDA: Oficina

CANTIDAD: Fem.(0) Mas.(0) Total(24)

ASIGNACIÓN PRESUPUESTARIA: 106.079.041

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Coordinar con componentes de la nueva institucionalidad cultural la generación de espacios de participación sociocultural de las poblaciones indígenas, afrodescendientes, las comunidades organizadas y en general a todos los ciudadanos en los procesos de integración cultural del país.

OBJETIVOS ESPECÍFICOS: Consolidar la coordinación entre los Gabinetes Estadales y los niveles de gobierno (nacional, estadal y local) con el trabajo en común de las instituciones públicas, las agrupaciones, los colectivos, los individuos, los creadores y las creadoras, para la realización de actividades en los ámbitos de las manifestaciones de las culturas populares.

RESULTADO: Gabinetes Estadales consolidados en la búsqueda de la coordinación entre los niveles de gobierno (nacional, estadal y local) con el trabajo en común de las instituciones públicas, las agrupaciones, los colectivos, los individuos, los creadores y las creadoras, para la realización de actividades en los ámbitos de las manifestaciones de las culturas populares.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	81.533.056					81.533.056
4.02	Materiales, suministros y mercancías	7.261.577					7.261.577
4.03	Servicios no personales	16.302.190					16.302.190
4.04	Activos reales	982.218					982.218
	TOTAL	**106.079.041**					**106.079.041**

PROYECTO: COD. N.E: 116908 COD. PPTO: 460088000 Presencia nacional

UNIDAD DE MEDIDA: Apoyo

CANTIDAD: Fem.(10) Mas.(10) Total(20)

ASIGNACIÓN PRESUPUESTARIA: 25.004.450

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Coordinar con componentes de la nueva institucionalidad cultural la generación de espacios de participación sociocultural de las poblaciones indigenas, afrodescendientes, las comunidades organizadas y en general a todos los ciudadanos en los procesos de integración cultural del país.

OBJETIVOS ESPECÍFICOS: Fortalecer la acción cultural desde el Ministerio del Poder Popular para la Cultura, para el reconocimiento y la valoración de nuestras capacidades creadoras.

RESULTADO: Apoyos institucionales para el reconocimiento y la valoración de nuestras capacidades creadoras otorgados, a nivel nacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	504.450					504.450
4.02	Materiales, suministros y mercancías	500.000					500.000
4.03	Servicios no personales	14.000.000					14.000.000
4.07	Transferencias y donaciones	10.000.000					10.000.000
	TOTAL	**25.004.450**					**25.004.450**

PROYECTO: COD. PPTO: 469999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolivar

CANTIDAD: Fem.(0) Mas.(0) Total(649.801.039)

ASIGNACIÓN PRESUPUESTARIA: 649.801.039

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

OBJETIVOS ESPECÍFICOS: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

RESULTADO: 649801039

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	649.801.039					649.801.039
	TOTAL	**649.801.039**					**649.801.039**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	649.801.039					649.801.039
4.07.01.00.00	Transferencias y donaciones corrientes internas	649.801.039					649.801.039
4.07.01.03.00	Transferencias corrientes internas al sector público	649.801.039					649.801.039
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	644.038.127					644.038.127
	- A0002 Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas	116.817.862					116.817.862
	- A0150 Instituto del Patrimonio Cultural	34.373.423					34.373.423
	- A0158 Compañía Nacional de Teatro	19.717.135					19.717.135
	- A0161 Fundación Compañía Nacional de Música	20.070.833					20.070.833
	- A0301 Fundación Biblioteca Ayacucho	6.193.346					6.193.346
	- A0342 Fundación Casa Nacional de las Letras Andrés Bello	7.279.133					7.279.133
	- A0371 Fundación Vicente Emilio Sojo	2.255.777					2.255.777
	- A0372 Fundación Teatro Teresa Carreño	55.995.453					55.995.453
	- A0373 Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos	14.241.179					14.241.179
	- A0374 Fundación Librerías del Sur	13.429.543					13.429.543
	- A0375 Fundación Casa del Artista	16.218.147					16.218.147
	- A0378 Centro de la Diversidad Cultural	15.206.206					15.206.206
	- A0390 Fundación Cinemateca Nacional	15.379.282					15.379.282
	- A0417 Fundación Centro Nacional de la Fotografía (CENAF)	4.803.136					4.803.136
	- A0424 Fundación Museos Nacionales	79.326.074					79.326.074
	- A0449 Fundación Distribuidora Venezolana de la Cultura	9.640.430					9.640.430
	- A0450 Fundación Compañía Nacional de Danza	19.516.333					19.516.333
	- A0451 Fundación Villa del Cine	26.942.049					26.942.049

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0452 Fundación Misión Cultura	7.267.142					7.267.142
	- A0453 Fundación Editorial El Perro y La Rana	12.910.712					12.910.712
	- A0454 Fundación Distribuidora Nacional de Cine, Amazonía Films	5.529.584					5.529.584
	- A0459 Fundación Red de Arte	9.803.676					9.803.676
	- A0462 Fundación Imprenta de la Cultura	21.903.015					21.903.015
	- A0469 Fundación Centro Nacional del Disco (CENDIS)	11.153.636					11.153.636
	- A0486 Fundación Centro Nacional de la Historia	18.608.560					18.608.560
	- A0821 Centro Nacional Autónomo de Cinematografía (CNAC)	12.944.250					12.944.250
	- A0829 Centro Nacional del Libro (CNL)	15.751.477					15.751.477
	- A0948 Instituto de las Artes Escénicas y Musicales	23.145.466					23.145.466
	- A0949 Instituto de las Artes de la Imagen y el Espacio	27.615.268					27.615.268
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	5.762.912					5.762.912
	- A0838 Monteavila Editores Latinoamericana, C.A.	5.762.912					5.762.912

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	79.883.739					79.883.739
4.03	Servicios no personales	12.070.841					12.070.841
	TOTAL	**91.954.580**					**91.954.580**

ACCIÓN CENTRALIZADA: Gestión administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	11.170.591					11.170.591
4.03	Servicios no personales	26.214.084					26.214.084
4.04	Activos reales	829.920					829.920
4.07	Transferencias y donaciones	265.797.562					265.797.562
	TOTAL	**304.012.157**					**304.012.157**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	260.797.562					260.797.562
4.07.01.00.00	Transferencias y donaciones corrientes internas	260.797.562					260.797.562
4.07.01.03.00	Transferencias corrientes internas al sector público	260.797.562					260.797.562
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	258.327.742					258.327.742
	- A0002 Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas	50.064.798					50.064.798
	- A0150 Instituto del Patrimonio Cultural	14.731.467					14.731.467
	- A0158 Compañía Nacional de Teatro	2.882.144					2.882.144
	- A0161 Fundación Compañía Nacional de Música	8.601.786					8.601.786
	- A0301 Fundación Biblioteca Ayacucho	2.654.291					2.654.291
	- A0342 Fundación Casa Nacional de las Letras Andrés Bello	3.119.628					3.119.628
	- A0371 Fundación Vicente Emilio Sojo	966.762					966.762
	- A0372 Fundación Teatro Teresa Carreño	23.998.051					23.998.051
	- A0373 Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos	6.103.362					6.103.362
	- A0374 Fundación Librerias del Sur	5.755.518					5.755.518
	- A0375 Fundación Casa del Artista	6.950.635					6.950.635
	- A0378 Centro de la Diversidad Cultural	6.516.946					6.516.946
	- A0390 Fundación Cinemateca Nacional	6.591.121					6.591.121
	- A0417 Fundación Centro Nacional de la Fotografía (CENAF)	2.058.487					2.058.487
	- A0424 Fundación Museos Nacionales	30.924.271					30.924.271
	- A0449 Fundación Distribuidora Venezolana de la Cultura	4.131.613					4.131.613

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0450 Fundación Compañia Nacional de Danza	5.165.831					5.165.831
	- A0451 Fundación Villa del Cine	11.546.593					11.546.593
	- A0452 Fundación Misión Cultura	3.114.489					3.114.489
	- A0453 Fundación Editorial El Perro y La Rana	5.533.162					5.533.162
	- A0454 Fundación Distribuidora Nacional de Cine, Amazonía Films	2.369.822					2.369.822
	- A0459 Fundación Red de Arte	4.201.575					4.201.575
	- A0462 Fundación Imprenta de la Cultura	5.475.754					5.475.754
	- A0469 Fundación Centro Nacional del Disco (CENDIS)	4.780.129					4.780.129
	- A0486 Fundación Centro Nacional de la Historia	6.036.738					6.036.738
	- A0821 Centro Nacional Autónomo de Cinematografía (CNAC)	5.547.535					5.547.535
	- A0829 Centro Nacional del Libro (CNL)	6.750.633					6.750.633
	- A0948 Instituto de las Artes Escénicas y Musicales	9.919.486					9.919.486
	- A0949 Instituto de las Artes de la Imagen y el Espacio	11.835.115					11.835.115
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.469.820					2.469.820
	- A0838 Monteavila Editores Latinoamericana, C.A.	2.469.820					2.469.820

ACCIÓN CENTRALIZADA: Previsión y protección social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	43.127.821					43.127.821
	TOTAL	**43.127.821**					**43.127.821**

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancias	396.428					396.428
4.03	Servicios no personales	103.572					103.572
	TOTAL	**500.000**					**500.000**

50

Ministerio del Poder Popular para el Deporte

MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Misión del Ministerio del Poder Popular para el Deporte

Garantizar el ejercicio del derecho al deporte y a la actividad física a toda la población en el territorio nacional.

Visión del Ministerio del Poder Popular para el Deporte

Ser el órgano rector y articulador de la política de la actividad física y deportiva del país, en función de integrarlas a la cultura de los ciudadanos y ciudadanas, como herramientas para la construcción de la felicidad social.

En concordancia con el propósito señalado, se fija como estrategia general la construcción y puesta en marcha del Sistema Deportivo Bolivariano mediante el cual se dará respuesta a las necesidades y demandas de la población en materia deportiva, articulando los subsistemas, educativo, comunal, indígena, laboral, penitenciario y de la Fuerza Armada Nacional Bolivariana, cuya interrelación involucra permanentemente a sus actores de forma representativa, participativa y protagónica, buscando alcanzar el buen vivir y la formación de una cultura física mediante la transformación de la población con relación a la práctica sistemática de la actividad física, el deporte y la recreación.

En este sentido, para el ejercicio fiscal 2013, el Ministerio estima ejecutar los siguientes proyectos:

- **Desarrollo de las Capacidades para el Ejercicio de la Rectoría del Ministerio sobre el Sistema Nacional de Deporte, Actividad Física y Educación Física.**

  El presente proyecto focaliza su atención en fortalecer el rol del Ministerio, en el Sistema Nacional del Deporte, Actividad Física y Educación Física, funcionando de manera articulada y coordinada mediante la actualización de planes, programas e instrumentos considerando el marco legal vigente.

- **Desarrollo de las Capacidades para el Ejercicio de la Rectoría del Ministerio en el Deporte de Rendimiento.**

  Este proyecto contribuirá a fortalecer la capacidad rectora del Ministerio del Poder Popular para el Deporte a través de la conformación de un sistema de planificación, información, seguimiento y evaluación para el desarrollo de las disciplinas deportivas priorizadas desde la formación de talento hasta la alta competencia.

  Entes adscritos al Despacho del Ministerio del Poder Popular para el Deporte:

  - **Instituto Nacional de Deportes (I.N.D).**

    Le corresponde ejecutar las políticas tendentes a la universalización de los derechos deportivos de toda la población venezolana mediante la masificación del deporte a través del desarrollo de los subsistemas, la atención médica preventiva, la investigación, el desarrollo de las ciencias aplicadas al deporte y el desarrollo de la infraestructura deportiva mediante el plan de mantenimiento y rehabilitación de instalaciones deportivas y otros espacios para el deporte y la actividad física.

- **Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex -Atletas Jóvenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)**

  Le corresponde ejecutar políticas que garanticen el mejoramiento del programa de atención a los y las atletas de alto rendimiento en situación de retiro, enmarcadas en los lineamientos generales Primer Plan Socialista del Desarrollo Económico y Social de la Nación 2007-2013, mediante el otorgamiento de ayudas socio-económicas para resolver situaciones de salud, vivienda y otras contingencias que viven nuestros deportistas que en el pasado representaron al país en diversas competencias internacionales.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
117.101	500060000	Desarrollo de las Capacidades para el Ejercicio de la Rectoria del Ministerio en el Deporte de Rendimiento	Sistema			1	19.352.961			19.352.961
117.098	500061000	Desarrollo de las Capacidades para el Ejercicio de la Rectoría del Ministerio sobre el Sistema Nacional de Deporte, Actividad Fisica y Educación Fisica	Sistema			1	12.581.986			12.581.986
	509999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			701.588.324	701.588.324			701.588.324
						TOTAL	733.523.271			733.523.271

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
500001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	303.636.120			303.636.120
500002000	Gestión administrativa	377.803.627			377.803.627
500003000	Previsión y protección social	137.072			137.072
500007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	9.000.000			9.000.000
	TOTAL	**690.576.819**			**690.576.819**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**186**	**138**	**185**	**509**	**13.611.467**	**3.670.901**	**17.282.368**
Altos Funcionarios y de Elección Popular		1		1	25.241		25.241
Alto Nivel y de Dirección	12	21	11	44	845.625		845.625
Profesional y Técnico	100	61	129	290	8.426.294	2.961.812	11.388.106
Personal Administrativo	55	27	32	114	2.785.072	709.089	3.494.161
Obrero	19	28	13	60	1.529.235		1.529.235
Personal Contratado	**347**	**561**		**908**	**34.021.422**		**34.021.422**
Profesional y Técnico	222	337		559	25.707.944		25.707.944
Personal Administrativo	125	224		349	8.313.478		8.313.478
TOTAL	**533**	**699**	**185**	**1.417**	**47.632.889**	**3.670.901**	**51.303.790**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Jubilados		**1**	**1**	**137.072**
Alto Nivel y de Dirección		1	1	137.072
TOTAL		**1**	**1**	**137.072**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	324.199.911			324.199.911
4.02	Materiales, suministros y mercancías	5.042.363			5.042.363
4.03	Servicios no personales	25.729.403			25.729.403
4.04	Activos reales	1.307.500			1.307.500
4.07	Transferencias y donaciones	1.064.451.471			1.064.451.471
4.11	Disminución de pasivos	3.369.442			3.369.442
	TOTAL	**1.424.100.090**			**1.424.100.090**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.051.207.309			1.051.207.309
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.051.207.309			1.051.207.309
4.07.01.03.00	Transferencias corrientes internas al sector público	1.051.207.309			1.051.207.309
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.051.207.309			1.051.207.309
	- A0049 Instituto Nacional de Deportes (IND)	1.048.600.000			1.048.600.000
	- A0479 Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jovenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)	2.607.309			2.607.309

PROYECTO:	COD. N.E: 117101 COD. PPTO: 500060000 Desarrollo de las Capacidades para el Ejercicio de la Rectoria del Ministerio en el Deporte de Rendimiento
UNIDAD DE MEDIDA:	Sistema
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	19.352.961
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Elevar los niveles de competitividad en los y las atletas venezolanos
OBJETIVOS ESPECÍFICOS:	Fortalecer la Capacidad Rectora del Ministerio del Poder Popular para el Deporte a través de la conformación de un sistema de planificación, información, seguimiento y evaluación para el desarrollo de las disciplinas deportivas priorizadas desde la formación del talento hasta la alta competencia
RESULTADO:	Un sistema de planificación, información, seguimiento y evaluación para el desarrollo de las disciplinas deportivas priorizadas desde la formación del talento hasta la alta competencia

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	16.352.961					16.352.961
4.02	Materiales, suministros y mercancías	80.000					80.000
4.03	Servicios no personales	2.920.000					2.920.000
	TOTAL	**19.352.961**					**19.352.961**

PROYECTO: COD. N.E: 117098 COD. PPTO: 500061000 Desarrollo de las Capacidades para el Ejercicio de la Rectoría del Ministerio sobre el Sistema Nacional de Deporte, Actividad Física y Educación Física

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 12.581.986

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Fortalecer la coordinación y articulación del Ministerio con los demás actores deportivos y demás órganos del Poder Público a nivel nacional.

OBJETIVOS ESPECÍFICOS: Fortalecer el rol rector del Ministerio, en el Sistema Nacional del Deporte, Actividad Fisica y Educación Fisica.

RESULTADO: Sistema Nacional de Deporte, Actividad Fisica y Educación Fisica articulado y fundamentado en planes, programas y proyectos de acuerdo al nuevo marco legal.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	9.581.986					9.581.986
4.02	Materiales, suministros y mercancías	390.000					390.000
4.03	Servicios no personales	2.197.500					2.197.500
4.04	Activos reales	412.500					412.500
	TOTAL	**12.581.986**					**12.581.986**

PROYECTO: COD. PPTO: 509999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(701.588.324)

ASIGNACIÓN PRESUPUESTARIA: 701.588.324

DIRECTRIZ ESTRATÉGICA: No Aplica

OBJETIVO ESTRATÉGICO: NO DEFINIDO

OBJETIVOS ESPECÍFICOS: NO DEFINIDO

RESULTADO: 12 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	701.588.324					701.588.324
	TOTAL	**701.588.324**					**701.588.324**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	701.588.324					701.588.324
4.07.01.00.00	Transferencias y donaciones corrientes internas	701.588.324					701.588.324
4.07.01.03.00	Transferencias corrientes internas al sector público	701.588.324					701.588.324
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	701.588.324					701.588.324
	- A0049 Instituto Nacional de Deportes (IND)	699.763.207					699.763.207
	- A0479 Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jovenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)	1.825.117					1.825.117

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	298.264.964					298.264.964
4.03	Servicios no personales	5.371.156					5.371.156
	TOTAL	**303.636.120**					**303.636.120**

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	3.672.363					3.672.363
4.03	Servicios no personales	14.547.837					14.547.837
4.04	Activos reales	895.000					895.000
4.07	Transferencias y donaciones	355.318.985					355.318.985
4.11	Disminución de pasivos	3.369.442					3.369.442
	TOTAL	**377.803.627**					**377.803.627**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	349.618.985					349.618.985
4.07.01.00.00	Transferencias y donaciones corrientes internas	349.618.985					349.618.985
4.07.01.03.00	Transferencias corrientes internas al sector público	349.618.985					349.618.985
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	349.618.985					349.618.985
	- A0049 Instituto Nacional de Deportes (IND)	348.836.793					348.836.793
	- A0479 Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jovenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)	782.192					782.192

ACCIÓN CENTRALIZADA: Previsión y protección social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	137.072					137.072
	TOTAL	**137.072**					**137.072**

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	900.000					900.000
4.03	Servicios no personales	692.910					692.910
4.07	Transferencias y donaciones	7.407.090					7.407.090
	TOTAL	**9.000.000**					**9.000.000**

52

Ministerio del Poder Popular para los Pueblos Indígenas

MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Ministerio del Poder Popular para los Pueblos Indígenas (MINPPPI), tiene como misión ser el Órgano rector de políticas gubernamentales para el ámbito indígena, facilita e impulsa el fortalecimiento de la ancestral comunal indígena, como vía para la difusión de políticas creadas de forma colectiva desde la base con fuerza para dar respuestas en lo inmediato, corto y mediano plazo a las necesidades más urgidas de pueblos y comunidades, con el objeto de fortalecer nuestros pueblos originarios y a la Venezuela Bolivariana, Socialista, Multiétnica y Pluricultural.

Para el ejercicio fiscal 2013 el Presupuesto mantiene una estricta coherencia con los objetivos del Plan de Desarrollo Económico y Social de la Nación 2007-2013 y los lineamientos del Plan Operativo Anual Nacional (POAN) que contempla impulsar la actividad económica sustentada en la política social.

En este sentido, se ejecutarán los siguientes proyectos:

- Optimización de la unidad de estadística en la estructura organizativa del Ministerio del Poder Popular para los Pueblos Indígenas, con una asignación de Bs. 277.178; formulado bajo los lineamientos del Plan Estadístico Nacional (PEN), con la finalidad de generar estadísticas que garanticen su confiabilidad.

Con perspectiva de género:

- Atención integral a la población indígena en condición de extrema vulnerabilidad asentadas en el territorio Nacional con una asignación presupuestaria de Bs. 34.920.832, teniendo como objetivo atender a 142.877 personas indígenas, mejorando las condiciones de salud de la población indígena, basado en una atención integral y de excelente calidad, con el fin de garantizar la protección del derecho a la salud de los pueblos y comunidades indígenas con estrategias que fortalezcan y amplíen la lucha contra los riesgos sanitarios, favorezcan la cultura de la salud y el desarrollo de oportunidades para elegir estilos de vida saludables.

- Fortalecimiento de la participación social y empoderamiento en los pueblos y comunidades indígenas, con una asignación de Bs. 132.141.994, tiene como objetivo beneficiar a 294.251 indígenas; orientado a promover la organización de los consejos comunales indígenas, apoyar al crecimiento productivo de los centros de formación indígena y la producción agropecuaria, aumentar la flota vehicular para las comunidades indígenas, realizar talleres de formación (ética bidireccional, demarcación de tierra y hábitat), y desarrollar infraestructuras y viviendas dignas para así mejorar las condiciones de vida de los pueblos y comunidades indígenas.

Los proyectos señalados permitirán dar cumplimiento al Artículo 119 de la Constitución de la República Bolivariana de Venezuela el cual reza: "El Estado reconocerá la existencia de los pueblos y comunidades indígenas, su organización social, política y económica, sus culturas, usos y costumbres, idiomas y religiones, así como su hábitat y derechos ordinarios sobre las tierras que ancestral y tradicionalmente ocupan y que son necesarias para desarrollar y garantizar sus formas de vida. Corresponderá al Ejecutivo Nacional, con la participación de los pueblos indígenas, demarcar y garantizar el derecho a la propiedad colectiva de sus tierras, las cuales serán inalienables, imprescriptibles, inembargables e intransferibles de acuerdo con lo establecido en esta Constitución y la Ley".

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
N.E.	Ppto.		Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
				Fem.	Masc.	Total				
119.300	520024000	Optimización de la Unidad de Estadística en la estructura organizativa del Ministerio del Poder Popular para los Pueblos Indígenas	Unidad			1	277.178			277.178
118.932	520025000	Atención integral a la población indígena en condición de extrema vulnerabilidad asentadas en el territorio nacional	Indigena Atendido	71.867	71.010	142.877	34.920.832			34.920.832
118.926	520026000	Fortalecimiento de la participación social y empoderamiento en los pueblos y comunidades indígenas	Indígena Atendido	148.008	146.243	294.251	132.141.994			132.141.994
						TOTAL	**167.340.004**			**167.340.004**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
520001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	15.360.000			15.360.000
520002000	Gestión administrativa	23.000.000			23.000.000
	TOTAL	**38.360.000**			**38.360.000**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**52**	**140**		**192**	**6.202.698**		**6.202.698**
Altos Funcionarios y de Elección Popular	1			1	31.968		31.968
Alto Nivel y de Dirección	36	34		70	2.284.734		2.284.734
Obrero	15	106		121	3.885.996		3.885.996
Personal Contratado	**201**	**238**		**439**	**14.021.472**		**14.021.472**
Profesional y Técnico	56	43		99	3.171.564		3.171.564
Personal Administrativo	145	195		340	10.849.908		10.849.908
TOTAL	253	378		631	20.224.170		20.224.170

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	47.000.000			47.000.000
4.02	Materiales, suministros y mercancías	24.175.470			24.175.470
4.03	Servicios no personales	28.856.731			28.856.731
4.04	Activos reales	15.672.808			15.672.808
4.07	Transferencias y donaciones	89.994.995			89.994.995
	TOTAL	205.700.004			205.700.004

PROYECTO: COD. N.E: 119300 COD. PPTO: 520024000 Optimización de la Unidad de Estadistica en la estructura organizativa del Ministerio del Poder Popular para los Pueblos Indígenas

UNIDAD DE MEDIDA: Unidad

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 277.178

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Contar con una data de estadisticas actualizadas que nos permita tomar decisiones acertadas

OBJETIVOS ESPECÍFICOS:

- Instrumentar el registro de la información que se genere en el ministerio en relación a la situación de la Comunidades Indígenas.
- Instrumentar el registro del seguimiento de los proyectos ejecutados por el ministerio para la atención de las Comunidades y Pueblos Indígenas.
- Recopilar toda la data de interés para el ministerio relacionada con las comunidades y pueblos indígenas y sus habitantes.
- Recopilar toda la data de interés para el ministerio en relación a los proyectos que se ejecuta y su desarrollo.
- Desarrollar consultas personalizada con niveles de acceso para facilitar la entrega de resultados parciales y totales.
- Desarrollar informes precisos con la información que se requiera.

RESULTADO: Los beneficiarios finales en este proyecto son 44 pueblos indigenas asentados a nivel Nacional y para lograr esto, el mejoramiento de la Unidad de Estadística del Ministerio del Poder Popular para los Pueblos Indígenas se traducirá en más acertados informes estadísticos donde se podrá tener una mayor exactitud de la realidad estadística de nuestros pueblos indígenas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	50.000					50.000
4.03	Servicios no personales	185.000					185.000
4.04	Activos reales	42.178					42.178
	TOTAL	277.178					277.178

PROYECTO: COD. N.E: 118932 COD. PPTO: 520025000 Atención integral a la población indígena en condición de extrema vulnerabilidad asentadas en el territorio nacional

UNIDAD DE MEDIDA: Indigena Atendido

CANTIDAD: Fem.(71.867) Mas.(71.010) Total(142.877)

ASIGNACIÓN PRESUPUESTARIA: 34.920.832

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Desarrollar condiciones de vida en los pueblos y comunidades indígenas, con la finalidad de minimizar los riesgos, fomentando la prevención a sus diferentes niveles y crear actitudes positivas que mejoren y prolonguen la calidad de vida

OBJETIVOS ESPECÍFICOS:
-Mejorar las condiciones de salud de la población indígena
-Estandarizar la calidad de atención en salud de la población indígena que permitan mejorar las condiciones de salud
-Fomentar la calidad de atención en base a las actividades realizadas para optimizarlas

RESULTADO: Personas indígenas atendidas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	13.000.000					13.000.000
4.02	Materiales, suministros y mercancías	2.843.840					2.843.840
4.03	Servicios no personales	4.076.720					4.076.720
4.04	Activos reales	1.500.000					1.500.000
4.07	Transferencias y donaciones	13.500.272					13.500.272
	TOTAL	**34.920.832**					**34.920.832**

PROYECTO: COD. N.E: 118926 COD. PPTO: 520026000 Fortalecimiento de la participación social y empoderamiento en los pueblos y comunidades indigenas

UNIDAD DE MEDIDA: Indígena Atendido

CANTIDAD: Fem.(148.008) Mas.(146.243) Total(294.251)

ASIGNACIÓN PRESUPUESTARIA: 132.141.994

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Fortalecer la participación social y el crecimiento productivo de los pueblos y comunidades indigenas

OBJETIVOS ESPECÍFICOS:

- Promover la organización de los Consejos Comunales
- Aumentar los insumos y productos agricolas para el crecimiento productivo de los Centros de Formación Indigena y Producción Agropecuaria
- Mejorar las instalaciones y el acondicionamiento de los centros de formación socialistas
- Aumentar la flota vehicular para las comunidades indígenas
- Construcción y acondicionamiento de espacios físicos para las practicas ancestrales
- Coordinar eventos de integración y desarrollo de las etnias indígenas
- Aumentar el numero de talleres de demarcación para garantizar el derecho originario de los Pueblos y Comunidades Indígenas

RESULTADO: persona indígena atendida

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	19.000.000					19.000.000
4.02	Materiales, suministros y mercancías	13.531.630					13.531.630
4.03	Servicios no personales	13.735.011					13.735.011
4.04	Activos reales	9.380.630					9.380.630
4.07	Transferencias y donaciones	76.494.723					76.494.723
	TOTAL	**132.141.994**					**132.141.994**

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	15.000.000					15.000.000
4.03	Servicios no personales	360.000					360.000
	TOTAL	**15.360.000**					**15.360.000**

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	7.750.000					7.750.000
4.03	Servicios no personales	10.500.000					10.500.000
4.04	Activos reales	4.750.000					4.750.000
	TOTAL	**23.000.000**					**23.000.000**

53

Ministerio del Poder Popular para el Comercio

MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Ministerio del Poder Popular para el Comercio (MINCOMERCIO), creado mediante Decreto Presidencial N° 6.626, publicado en Gaceta Oficial N° 39.130 de fecha 03/03/2009 y constituido por los Viceministerios de Comercio Exterior e Interior, Unidades Desconcentradas y Entes Adscritos, constituye un soporte organizacional del Estado, para diseñar y desarrollar las políticas que contribuyan al crecimiento económico de la Nación.

Las metas del Ministerio para el ejercicio fiscal 2013, se enmarcan en el Plan de Desarrollo Económico y Social de la Nación 2007-2013, dentro de las siguientes directrices estratégicas:

- Desarrollar la conciencia revolucionaria (el nuevo ser humano).
- Masificar una cultura que fortalezca la identidad nacional, latinoamericana y caribeña.
- Fomentar la participación organizada del pueblo en la planificación de la producción y la socialización equitativa de los excedentes.
- Garantizar la participación protagónica de la población en la Administración Pública Nacional.
- Expandir la economía social, cambiando el modelo de apropiación y distribución de excedentes.
- Fortalecer los sectores nacionales de manufactura y otros servicios.
- Asegurar una participación eficiente del estado en la economía.
- Consolidar el carácter endógeno de la economía.
- Incrementar la producción nacional de ciencia, tecnología e innovación hacia necesidades y potencialidades del país.
- Mejorar el apoyo institucional para la ciencia, la tecnología y la innovación.
- Profundizar la integración con países de América Latina y el Caribe.

El presupuesto de ingresos y gastos del Ministerio asciende a Bs. 332.500.038, de los cuales Bs. 284.700.032 se destinarán a las acciones centralizadas y Bs. 47.800.006 a los proyectos.

Dentro de las competencias de MINCOMERCIO se encuentra la de formular, ejecutar políticas, planes y proyectos, orientados a la regulación de precios, revisar los efectos negativos de practicas desleales del comercio internacional, así como, la promoción de la inversión nacional extranjera, las negociaciones comerciales internacionales y la libre competencia, entre otras.

Igualmente tiene dentro de sus competencias la provisión de bienes, prestación de servicios y obras requeridas por el Estado Venezolano, la propiedad intelectual, la defensa de las personas en el acceso a los bienes y servicios, así como ejercer la rectoría en materia de calidad, incluyendo la normalización, certificación, acreditación, metrología y reglamentos técnicos para la producción de bienes y servicios.

COMISIÓN ANTIDUMPING SOBRE SUBSIDIOS (CASS)

La Comisión Antidumping y Sobre Subsidios, es la encargada de proteger a la producción nacional de los efectos negativos causados por prácticas desleales del comercio internacional e incremento de importaciones, en este sentido para el año 2013 se ha planteado "Impulsar la defensa y promoción de la producción nacional, bajo la nueva orientación de los mecanismos de defensa comercial", con el objetivo de implementar una estrategia de defensa comercial, más allá de los mecanismos tradicionales de alivio comercial, para impulsar el desarrollo de la producción desde el comercio, en el marco de la

nueva concepción de las relaciones económicas internacionales. En tal sentido, con una asignación de Bs. 3.950.000 se tiene programado establecer y optimizar el sistema de información del organismo; detectar oportunamente las necesidades de defensa comercial; realizar investigaciones para la adopción de este tipo de medidas, especialmente en los sectores confección, calzados, siderúrgico y plástico, entre otros; así como integrar esfuerzos con miras a fortalecer el desarrollo integral y el comercio justo entre Venezuela y sus aliados.

SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA (PROCOMPETENCIA)

La Superintendencia para la Promoción y Protección de la Libre Competencia, busca regular y controlar las concentraciones económicas y evitar las prácticas ilícitas de comercio, además e instruir y organizar a la comunidad en miras a su participación protagónica. Con el fin de contribuir al desarrollo económico, en la medida que se crean las condiciones para que los agentes económicos realicen sus actividades en situación de igualdad y bajo el principio de comercio justo, se le asignan para el ejercicio fiscal 2013 la cantidad de Bs. 12.500.000, los cuales serán orientados a la ejecución del Proyecto "Control de las prácticas monopólicas y anticompetitivas dentro de la perspectiva socialista", dentro del modelo productivo socialista, en el marco de los Lineamientos establecidos en el Plan de Desarrollo Económico y Social de la Nación, cuya estrategia está dada en mejorar sustancialmente la distribución de la riqueza y el ingreso, siendo la política promover el ahorro interno con equidad.

SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX)

En el marco de las competencias que por Ley tiene asignada la SIEX, se encuentran impulsar la inversión extranjera productiva y la transferencia de tecnología hacia el país mediante las siguientes acciones: promover, captar, proteger y registrar los flujos de capitales en las actividades productivas, a través de las inversiones realizadas en empresas nacionales, mixtas y extranjeras e igualmente registrar y fiscalizar los contratos de transferencia de tecnología. Para la ejecución del Proyecto, la SIEX tiene una asignación presupuestaria de Bs.15.600.000, con lo cual se prevé fortalecer la emisión de actos administrativos mediante el registro de documentos que permitan garantizar, evidenciar, cualificar y cuantificar la inversión productiva en sus diferentes modalidades realizadas en empresas constituidas en el país y controlar las mismas, a través de procesos de fiscalización en todo el territorio nacional. Así mismo, emitirá y difundirá reportes estadísticos, e igualmente diseñará y divulgará el proyecto para una nueva normativa de inversión y finalmente diseñará y concertará acuerdos estratégicos que protejan las inversiones realizadas dentro del marco del ALBA y otros esquemas de integración estratégica.

INSTITUTO PARA LA DEFENSA DE LAS PERSONAS EN EL ACCESO A LOS BIENES Y SERVICIOS (INDEPABIS)

Para el ejercicio económico 2013, el Instituto para la Defensa de las Personas en el Acceso a Bienes y Servicios (Indepabis), ha definido sus objetivos estratégicos, políticas institucionales y proyectos, con el propósito fundamental de defender, proteger y salvaguardar los derechos e intereses individuales y colectivos, a través de cinco lineamientos o políticas institucionales definidas como: Información, Formación y Organización, Fiscalización e Inspección, Resolución de Conflictos y Fortalecimiento Institucional, en aras de crear, mejorar, modernizar y optimizar una gestión a favor de la profundización de la democracia socio-económica, promoviendo una institución confiable y segura garantizándole a la sociedad, la defensa de los derechos en el acceso a los bienes y servicios.

Cabe destacar, que los proyectos contemplados se encuentran enmarcados dentro de las grandes Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013 y a las directrices político-estratégicas definidas en el Ley para la Defensa de las Personas en el Acceso a los Bienes y Servicios, publicada en Gaceta Oficial N° 39.358 de fecha 01-02-2010.

En el marco de las políticas institucionales anteriormente descritas, el Instituto tiene previsto desarrollar (2) dos proyectos los cuales se detallan a continuación:

- INDEPABIS vanguardia socialista, de aplicación nacional, con el cual se busca mejorar la participación activa y protagónica de los ciudadanos, creando un conjunto de acciones orientadas a la formación y capacitación de las personas naturales y jurídicas, en el acceso a los bienes y servicios.
- Robustecimiento del INDEPABIS, el cual recoge las necesidades que progresivamente deben ser cubiertas por la Institución, en aras de prestar un mejor servicio a la ciudadanía.

En tal sentido, el presupuesto de gastos del INDEPABIS, asciende a la cantidad de Bs. 65.722.695, el cual será financiado con transferencias del Ministerio del Poder Popular para el Comercio.

SERVICIO AUTÓNOMO NACIONAL DE NORMALIZACIÓN, CALIDAD, METROLOGÍA Y REGLAMENTOS TÉCNICOS (SENCAMER)

El Servicio Autónomo Nacional de Normalización, Calidad, Metrología y Reglamentos Técnicos (Sencamer), para el año 2013 continuará dando cumplimiento al Sistema Venezolano para la Calidad y la Ley de Metrología, mediante el fortalecimiento de los subsistemas de normalización, metrología, acreditación, certificación y reglamentaciones técnicas y ensayos; asimismo, promoverá el desarrollo de los servicios que presta, mediante la evaluación de entes y organismos para la acreditación, la calibración de equipos e instrumentos, la conformación de productos según los reglamentos, además de establecer los parámetros para la acreditación de organismos de evaluación de la conformidad, evaluar y controlar las autorizaciones de uso de la marca Norven. Igualmente, proseguirá en la adecuación del Sistema Venezolano de Calidad, al nuevo modelo productivo socialista para atender las necesidades y exigencias de las empresas en materia de calidad.

Atendiendo la política de promoción de la productividad y el planteamiento estratégico de fortalecer los sectores nacionales de manufactura y otros servicios, se contempla la ejecución del proyecto "Fomentar en el ámbito nacional la prestación de los servicios de Sencamer con calidad, cantidad y oportunidad requerida por los usuarios", y así dar cumplimiento a las metas previstas en la gestión institucional en concordancia con las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007- 2013, en este sentido, se orienta el gasto al fortalecimiento de los subsistemas del sistema de calidad, garantizando los procedimientos y principios del mismo, para mejorar la capacidad técnica del Estado. Estas metas se alcanzarán mediante la realización de evaluaciones documentales e in situ, de entes y organismos susceptibles de acreditación, aplicación de la evaluación en las áreas legal e industrial de la metrología a los equipos e instrumentos de medición a nivel nacional y practicar procedimientos para establecer los requisitos que deben cumplir los productos, servicios o procesos a fin de garantizar la salud, seguridad, protección ambiental y evitar practicas que puedan inducir al error. También se plantea la promoción y formación de las organizaciones populares a través de los Comités de Vigilancia de la Calidad Social, a fin de ejercer conjuntamente la soberanía sobre la calidad, conforme al nuevo modelo de producción socialista.

La prestación de los servicios se hará a nivel nacional, a través de operativos y con el apoyo de las unidades desconcentradas de Sencamer.

El presupuesto de ingresos y gastos asciende a Bs. 64.402.786, correspondiendo Bs. 16.104.541 a proyectos y Bs. 48.298.245 a las acciones centralizadas, financiado en su totalidad por ingresos propios.

SERVICIO AUTÓNOMO DE LA PROPIEDAD INTELECTUAL (SAPI)

El Servicio Autónomo de la Propiedad Intelectual (SAPI), tiene como visión impulsar las transformaciones en el marco jurídico existente en materia de derecho de autor, marcas y patentes, a fin de crear un nuevo modelo productivo socialista que contribuya a la democratización y acceso de las tecnologías y las creaciones artísticas a todo el pueblo venezolano.

Para el ejercicio fiscal 2013, se busca optimizar la prestación del servicio y trascender en función de incluir nuevas acciones en relación a la socialización de los conocimientos y la protección de los creadores y creadoras, autores y autoras, y compositores y compositoras, garantizándoles una distribución justa de los beneficios obtenidos por la comercialización de las obras y nuevas creaciones. Para tal fin, tiene programado el desarrollo los siguientes proyectos institucionales:

- Atención efectiva a los usuarios y usuarias a través de la adecuación de la plataforma tecnológica, para la automatización de los servicios de registro de propiedad intelectual.
- Transferencia y socialización de los avances e innovaciones científico-técnicas y humanísticas para el uso productivo en las empresas de propiedad social directa e indirecta, unidades productivas familiares y grupos de intercambio solidario.

En tal sentido, se espera que los proyectos presentados contribuyan a disminuir los lapsos de tramitación de los servicios que presta la institución, haciendo más eficiente su desempeño al automatizar buena parte de ellos, lo que redundará en una mejor imagen del servicio y un incremento en los trámites realizados. Igualmente, los elementos de difusión de los temas relacionados con la propiedad intelectual, presentes en algunos de los proyectos a ejecutar, contribuirán de manera significativa al cumplimiento de esta expectativa.

El presupuesto del SAPI asciende a Bs. 59.624.399, correspondiendo 3.934.500 a los proyectos y Bs. 55.689.899 a las acciones centralizadas, el mismo será financiado con ingresos propios que provienen de los servicios que brinda, en cuanto a los trámites y registro de marcas, patentes, derecho de autor y búsquedas.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	Presupuesto 2013
118685	530041000	Inversión productiva con orientación socialista (Parte III)	Empresa			26	15.600.000			15.600.000
118586	530042000	Fortalecimiento del Sistema Alternativo de Comercialización y Distribución de Bienes y Servicios en términos de cantidad, calidad, oportunidad y precio justo	Red			3	600.000			600.000
118365	530043000	Control de las prácticas monopólicas y anticompetitivas dentro de la perspectiva socialista	Acto Administrativo			43	12.500.000			12.500.000
118368	530044000	Impulsar la Defensa y Promoción de la Producción Nacional, bajo la nueva Orientación de los Mecanismos de Defensa Comercial	Documento			22	3.950.000			3.950.000
118587	530045000	Identificación y consolidación de la oferta exportable de la República Bolivariana de Venezuela en el Mercado Mundial	Informe			4	300.000			300.000
118579	530046000	Fortalecimiento de los Espacios Alternativos de Integración e Intercambio Comercial de la República Bolivariana de Venezuela	Documento			6	300.000			300.000
	539999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			14.550.006	14.550.006			14.550.006
		TOTAL					**47.800.006**			**47.800.006**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
530001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	141.084.480			141.084.480
530002000	Gestión administrativa	68.888.292			68.888.292
530003000	Previsión y protección social	74.727.260			74.727.260
	TOTAL	**284.700.032**			**284.700.032**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**285**	**275**	**7**	**567**	**14.916.629**	**4.033.345**	**18.949.974**
Altos Funcionarios y de Elección Popular	1			1	25.242	15.371	40.613
Alto Nivel y de Dirección	17	13	5	35	656.643	15.813	672.456
Directivo	2	5	2	9	217.532	20.777	238.309
Profesional y Técnico	120	61		181	5.185.055	1.158.193	6.343.248
Personal Administrativo	40	15		55	1.509.308	1.113.107	2.622.415
Obrero	105	181		286	7.322.849	1.710.084	9.032.933
Personal Contratado	**141**	**157**		**298**	**9.493.696**		**9.493.696**
Profesional y Técnico	92	45		137	5.997.659		5.997.659
Personal Administrativo	49	112		161	3.496.037		3.496.037
TOTAL	**426**	**432**	**7**	**865**	**24.410.325**	**4.033.345**	**28.443.670**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**200**	**190**	**390**	**24.041.878**
Obreros	154	136	290	12.749.830
Empleados	46	54	100	11.292.048
Jubilados	**627**	**198**	**825**	**50.685.382**
Alto Nivel y de Dirección	62	18	80	953.252
Obreros	26	32	58	10.048.369
Empleados	539	148	687	39.683.761
TOTAL	**827**	**388**	**1.215**	**74.727.260**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	168.874.878			168.874.878
4.02	Materiales, suministros y mercancías	3.491.056			3.491.056
4.03	Servicios no personales	15.140.049			15.140.049
4.04	Activos reales	533.607			533.607
4.07	Transferencias y donaciones	144.460.448			144.460.448
	TOTAL	**332.500.038**			**332.500.038**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	65.722.695			65.722.695
4.07.01.00.00	Transferencias y donaciones corrientes internas	65.722.695			65.722.695
4.07.01.03.00	Transferencias corrientes internas al sector público	65.722.695			65.722.695
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	65.722.695			65.722.695
	- A1344 Instituto para la Defensa de las Personas en el Acceso a Bienes y Servicios (INDEPABIS)	65.722.695			65.722.695

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	4.010.493			4.010.493
4.07.01.00.00	Transferencias y donaciones corrientes internas	4.010.493			4.010.493
4.07.01.01.00	Transferencias corrientes internas al sector privado	4.010.493			4.010.493
4.07.01.01.73	Subsidios a instituciones benéficas privadas	3.695.493			3.695.493
	- S0730 Guardería Infantil Negra Hipólita	1.010.000			1.010.000
	- S1500 Comité de Damas del Ministerio de la Producción y el Comercio	2.685.493			2.685.493
4.07.01.01.75	Subsidios a organismos laborales y gremiales	15.000			15.000
	- S1751 Asociación de Jubilados y Pensionados de Corpoindustria (ASOJUBI)	15.000			15.000
4.07.01.01.99	Otras transferencias corrientes internas al sector privado	300.000			300.000
	- S0690 Fundación Tecnológica de Seguridad Integral (FUNSEIN)	300.000			300.000

PROYECTO: COD. N.E: 118685 COD. PPTO: 530041000 Inversión productiva con orientación socialista (Parte III)

UNIDAD DE MEDIDA: Empresa

CANTIDAD: Fem.(0) Mas.(0) Total(26)

ASIGNACIÓN PRESUPUESTARIA: 15.600.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Contribuir al desarrollo del modelo productivo socialista, administrando el registro de la inversión nacional y extranjera, con orientación productiva y consoná transferencia tecnológica, en concordancia con las políticas institucionales del ente rector

OBJETIVOS ESPECÍFICOS: Seguir aplicando las estrategias institucionales que favorezcan a la inversión nacional y extranjera, con orientación productiva y socialista, en el marco del ALBA-TCP y el resto de las alianzas estratégicas del mundo multipolar

RESULTADO: Servicio de registro, fiscalización y control de la inversión productiva y emisión de sus estadísticas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	13.920.620					13.920.620
4.02	Materiales, suministros y mercancías	676.780					676.780
4.03	Servicios no personales	842.600					842.600
4.04	Activos reales	160.000					160.000
	TOTAL	**15.600.000**					**15.600.000**

PROYECTO: COD. N.E: 118586 COD. PPTO: 530042000 Fortalecimiento del Sistema Alternativo de Comercialización y Distribución de Bienes y Servicios en términos de cantidad, calidad, oportunidad y precio justo

UNIDAD DE MEDIDA: Red

CANTIDAD: Fem.(0) Mas.(0) Total(3)

ASIGNACIÓN PRESUPUESTARIA: 600.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Imponer progresivamente el predominio de la propiedad social directa e indirecta sobre los medios de distribución, en áreas estratégicas de interés social

OBJETIVOS ESPECÍFICOS: Consolidar un sistema donde interactúen los agentes económicos con mecanismos novedosos, que conduzcan al mejoramiento del proceso de distribución y comercialización de bienes y servicios en condiciones de equidad y justicia social, a los fines de salvaguardar el poder adquisitivo de la población de menores recursos

RESULTADO: Consolidar 3 nuevos mecanismos de comercialización que conlleven a lograr abastecimiento y precios justos de bienes y servicios en el mercado nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	223.000					223.000
4.03	Servicios no personales	226.000					226.000
4.04	Activos reales	151.000					151.000
	TOTAL	**600.000**					**600.000**

ROYECTO: COD. N.E: 118365 COD. PPTO: 530043000 Control de las prácticas monopólicas y anticompetitivas dentro de la perspectiva socialista

UNIDAD DE MEDIDA: Acto Administrativo

CANTIDAD: Fem.(0) Mas.(0) Total(43)

ASIGNACIÓN PRESUPUESTARIA: 12.500.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Contribuir con el desarrollo endógeno del sector productivo del país a través de la protección de la industria nacional, aplicando políticas e instrumentos legales que impidan las prácticas monopólicas y de abuso de posición de dominio de empresas nacionales e internacionales

OBJETIVOS ESPECÍFICOS: Regular, Sancionar y controlar las Prácticas Monopólicas, anticompetitivas y las Concentraciones Económicas

RESULTADO: Reducir las Prácticas Monopólicas, de Competencia Desleal y controlar las Concentraciones Económicas en aras de fortalecer y proteger la industria nacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	10.700.000					10.700.000
4.02	Materiales, suministros y mercancias	588.803					588.803
4.03	Servicios no personales	1.018.197					1.018.197
4.04	Activos reales	193.000					193.000
	TOTAL	**12.500.000**					**12.500.000**

PROYECTO: COD. N.E: 118368 COD. PPTO: 530044000 Impulsar la Defensa y Promoción de la Producción Nacional, bajo la nueva Orientación de los Mecanismos de Defensa Comercial

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(22)

ASIGNACIÓN PRESUPUESTARIA: 3.950.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Utilizar los mecanismos de defensa comercial para la protección de la producción nacional (medidas antidumping, subsidios y salvaguardias)

OBJETIVOS ESPECÍFICOS: Defender y promover la producción nacional desde la nueva visión de los mecanismos de defensa comercial, preservando y ampliando las opciones para el fortalecimiento de las capacidades productivas de los sectores estratégicos nacionales

RESULTADO: Sectores productivos protegidos frente a efectos perjudiciales de las importaciones de bienes similares o directamente competidores; fortalecimiento del mecanismo de defensa comercial y promoción de la producción nacional desde el comercio

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.609.778					3.609.778
4.02	Materiales, suministros y mercancías	290.223					290.223
4.03	Servicios no personales	49.999					49.999
	TOTAL	**3.950.000**					**3.950.000**

PROYECTO: COD. N.E: 118587 COD. PPTO: 530045000 Identificación y consolidación de la oferta exportable de la República Bolivariana de Venezuela en el Mercado Mundial

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 300.000

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolitica Internacional

OBJETIVO ESTRATÉGICO: Generar ejes geoeconómicos de intercambio entre los pueblos del sur, sobre los criterios de unión de los pueblos, complementariedad y solidaridad (Rutas del ALBA)

OBJETIVOS ESPECÍFICOS: Garantizar la identificación, consolidación y participación de la oferta exportable de La República Bolivariana de Venezuela en los diferentes ámbitos del mercado mundial

RESULTADO: Oferta exportable nacional consolidada promovida en todos los espacios de complementariedad económica productiva y de promoción de exportaciones donde participe la República Bolivariana de Venezuela

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	77.500					77.500
4.03	Servicios no personales	197.643					197.643
4.04	Activos reales	24.857					24.857
	TOTAL	**300.000**					**300.000**

PROYECTO:	COD. N.E: 118579 COD. PPTO: 530046000 Fortalecimiento de los Espacios Alternativos de Integración e Intercambio Comercial de la República Bolivariana de Venezuela
UNIDAD DE MEDIDA:	Documento
CANTIDAD:	Fem.(0) Mas.(0) Total(6)
ASIGNACIÓN PRESUPUESTARIA:	300.000
DIRECTRIZ ESTRATÉGICA:	Avanzar hacia la Nueva Etapa en la Geopolítica Internacional
OBJETIVO ESTRATÉGICO:	Generar ejes geoeconómicos de intercambio entre los pueblos del sur, sobre los criterios de unión de los pueblos, complementariedad y solidaridad (Rutas del ALBA)
OBJETIVOS ESPECÍFICOS:	Potenciar el desarrollo de un modelo de complementación socio-productivo, que utilice las capacidades y potencialidades comerciales, industriales y tecnológicas existentes entre nuestra nación y sus aliados
RESULTADO:	Consolidación del encadenamiento económico productivo de la República Bolivariana de Venezuela con países estratégicos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	76.750					76.750
4.03	Servicios no personales	218.500					218.500
4.04	Activos reales	4.750					4.750
	TOTAL	**300.000**					**300.000**

PROYECTO: COD. PPTO: 539999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(14.550.006)

ASIGNACIÓN PRESUPUESTARIA: 14.550.006

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Garantizar los recursos financieros para asegurar la ejecución de los proyectos de los entes descentralizados sin fines empresariales, adscritos al Ministerio del Poder Popular para el Comercio

OBJETIVOS ESPECÍFICOS: Garantizar los recursos financieros para asegurar la ejecución de los proyectos de los entes descentralizados sin fines empresariales, adscritos al Ministerio del Poder Popular para el Comercio

RESULTADO: Permitir la ejecución de los proyectos de los entes descentralizados sin fines empresariales, adscritos al Ministerio del Poder Popular para el Comercio

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	14.550.006					14.550.006
	TOTAL	**14.550.006**					**14.550.006**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	14.550.006					14.550.006
4.07.01.00.00	Transferencias y donaciones corrientes internas	14.550.006					14.550.006
4.07.01.03.00	Transferencias corrientes internas al sector público	14.550.006					14.550.006
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	14.550.006					14.550.006
	- A1344 Instituto para la Defensa de las Personas en el Acceso a Bienes y Servicios (INDEPABIS)	14.550.006					14.550.006

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	140.644.480					140.644.480
4.03	Servicios no personales	440.000					440.000
	TOTAL	**141.084.480**					**141.084.480**

ACCIÓN CENTRALIZADA: Gestión administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.558.000					1.558.000
4.03	Servicios no personales	12.147.110					12.147.110
4.07	Transferencias y donaciones	55.183.182					55.183.182
	TOTAL	**68.888.292**					**68.888.292**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	51.172.689					51.172.689
4.07.01.00.00	Transferencias y donaciones corrientes internas	51.172.689					51.172.689
4.07.01.03.00	Transferencias corrientes internas al sector público	51.172.689					51.172.689
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	51.172.689					51.172.689
	- A1344 Instituto para la Defensa de las Personas en el Acceso a Bienes y Servicios (INDEPABIS)	51.172.689					51.172.689

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	4.010.493					4.010.493
4.07.01.00.00	Transferencias y donaciones corrientes internas	4.010.493					4.010.493
4.07.01.01.00	Transferencias corrientes internas al sector privado	4.010.493					4.010.493
4.07.01.01.73	Subsidios a instituciones benéficas privadas	3.695.493					3.695.493
	- S0730 Guardería Infantil Negra Hipólita	1.010.000					1.010.000
	- S1500 Comité de Damas del Ministerio de la Producción y el Comercio	2.685.493					2.685.493
4.07.01.01.75	Subsidios a organismos laborales y gremiales	15.000					15.000
	- S1751 Asociación de Jubilados y Pensionados de Corpoindustria (ASOJUBI)	15.000					15.000
4.07.01.01.99	Otras transferencias corrientes internas al sector privado	300.000					300.000
	- S0690 Fundación Tecnológica de Seguridad Integral (FUNSEIN)	300.000					300.000

ACCIÓN CENTRALIZADA: Previsión y protección social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	74.727.260					74.727.260
	TOTAL	**74.727.260**					**74.727.260**

54

Ministerio del Poder Popular para la Salud

MINISTERIO DEL PODER POPULAR PARA LA SALUD

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Para el ejercicio fiscal 2013 la inversión del área de salud permitirá continuar con la consolidación de la "Nueva institucionalidad" del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador, con un modelo de atención dirigido a garantizar las "Condiciones promotoras de calidad de vida y salud", enmarcadas en la convivencia solidaria y en impulsar la "Participación protagónica y poder popular en salud", así como mejorar determinantes importantes para el adecuado funcionamiento de los servicios y programas de salud. Bajo estas orientaciones se desarrollan políticas, programas y proyectos enfocados en:

- Consolidación de la red de servicios del SPNS, que pasa por garantizar el funcionamiento óptimo de los consultorios populares, los centros de diagnóstico integral (CDI), las salas de rehabilitación Integral (SRI) y los centros de alta tecnología (CAT), así como la red ambulatoria del I y II Nivel de Atención. Asimismo, se contempla la rehabilitación, ampliación y mejora de la infraestructura hospitalaria, la dotación de medicamentos y material médico-quirúrgico hacia los servicios de alto costo a fin de brindar una atención integral y especializada a todos los ciudadanos.

- Fortalecimiento de la red de servicios de atención materno-infantil, a través de la dotación oportuna de insumos, materiales y equipos médicos, el mejoramiento de la infraestructura médico asistencial y el desarrollo de acciones de promoción y prevención de la salud sexual y reproductiva, con miras a prevenir la mortalidad materna-infantil.

- Se seguirá impulsando el trabajo de integración, caracterización, evaluación y reclasificación de la red de servicios, para la consolidación de la red convencional y su reorganización en las Áreas de Salud Integral Comunitaria (ASIC) basadas en un modelo de gestión participativo.

- Se mantiene el objetivo de mejorar los diagnósticos, tratamientos oportunos y adecuados a las diversas patologías atendidas, continuando con la creación de salas de interconsulta en los ambulatorios del I Nivel de Atención, y con la formación a distancia del personal y comunidades a través de tecnologías de información y comunicación, aprovechando así los servicios del Satélite Simón Bolívar.

Fortalecimiento de la capacidad rectora del Ministerio del Poder Popular para la Salud y de la soberanía nacional, a través de la producción de insumos médicos y medicamentos, del control sanitario en los insumos y productos de uso y consumo humano y fundamentalmente, en el establecimiento de lineamientos y protocolos de atención en los distintos niveles de atención y especialidades médicas existentes.

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código N.E	Código Ppto.	Denominación	Fecha inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
110600	540074000	Apoyo a las Poblaciones Warao del Delta del Orinoco	01-01-11	30-12-16	7.492.492	7.738.329	6.815.000	14.401.000	36.446.821
119319	540139000	Telesalud para el fortalecimiento de la atención integral en salud en los establecimientos del I nivel de atención en salud	01-01-13	31-12-18		1.385.026	34.298.500	185.405.915	221.089.441
119474	540141000	Reorganización de la red de establecimientos del I Nivel de atención en las Áreas de Salud Integral Comunitaria (ASIC) como parte estructural y funcional del I Nivel de Atención en Salud	01-01-13	31-12-16		1.464.274	9.399.841	18.559.684	29.423.799
				TOTAL	7.492.492	10.587.629	50.513.341	218.366.599	286.960.061

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
110.600	540074000	Apoyo a las Poblaciones Warao del Delta del Orinoco	Persona Capacitada			2.470		7.738.329		7.738.329
119.415	540134000	Fortalecimiento de los establecimientos adscritos a la Dirección de Salud del estado Barinas	Consulta			1.212.028	268.879.953	25.759.390		294.639.343
119.430	540135000	Fortalecimiento de la gestión en salud ambiental, con enfoque multisectorial e integración de esfuerzos desde el ámbito nacional para el mejoramiento de las condiciones sanitario ambientales.	Actuación			48.737	22.759.054			22.759.054
119.460	540136000	Fortalecimiento de los sistemas de información para el análisis de la situación de salud, la vigilancia epidemiológica y las estadísticas de salud.	Boletín			3.669	7.444.893			7.444.893
119.461	540137000	Prevención y control de enfermedades infecciosas a través de la implementación de las capacidades básicas de Eventos de Salud Pública de Importancia Nacional (ESPIN) e Internacional (ESPII), en el marco del Reglamento Sanitario Internacional en los puntos de entradas internacionales.	Puesto			3	2.322.554			2.322.554
119.458	540138000	Fortalecimiento del Esquema Nacional de Inmunizaciones	Dosis			21.070.941	110.203.496			110.203.496
119.319	540139000	Telesalud para el fortalecimiento de la atención integral en salud en los establecimientos del I nivel de atención en salud	Centro			3.217	1.385.026			1.385.026
119.474	540141000	Reorganización de la red de establecimientos del I Nivel de atención en las Áreas de Salud Integral Comunitaria (ASIC) como parte estructural y funcional del I Nivel de Atención en Salud	Centros			570	1.464.274			1.464.274
119.466	540142000	Desarrollo del sistema de suministro de insumos y gestión de equipamiento para el fortalecimiento del Primer Nivel de Atención en Salud con enfoque participativo, de uso y utilización racional.	Entidad Fortalecida			24	31.782.038			31.782.038
119.479	540143000	Optimización de los servicios que conforman la red asistencial del Sistema Público de Salud, para atender integralmente a la población del Estado Vargas.	Consulta			190.726	123.929.481	13.734.022		137.663.503

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
119.407	540144000	Atención integral en salud para las personas con discapacidad	Persona			303.566	11.200.000			11.200.000
119.357	540145000	Actualización e incorporación de Agentes Comunitarios en Atención Primaria de Salud en los ambulatorios rurales Tipo I (ARI) ubicados en comunidades indígenas y rurales dispersas en Venezuela	Persona			1.501	3.100.000	965.000		4.065.000
119.370	540146000	Garantizar atención integral para la salud a la población del Distrito Capital; mediante la Red Asistencial perteneciente a la Dirección Estadal Salud del Distrito Capital.	Consulta			3.979.329	735.099.310	112.663.082		847.762.392
119.447	540147000	Optimización de la atención integral en salud preventiva y especializada en los servicios de la Red Asistencial del Sistema Público Nacional de salud del estado Delta Amacuro.	Consulta			145.396	76.710.364	4.903.340		81.613.704
119.344	540148000	Consolidación de un sistema de información en salud para el Ministerio del Poder Popular para la Salud	Reporte			16.063	5.094.239			5.094.239
119.480	540149000	Optimización de los servicios que componen la Red Asistencial del Sistema Público Nacional de Salud para atender integralmente a la población del estado bolivariano de Miranda	Consulta			3.415.631	361.957.612	70.848.141		432.805.753
119.391	540150000	Fortalecimiento de la gestión de las dependencias estadales de salud para el adecuado funcionamiento de la red ambulatoria convencional (ambulatorios urbanos tipo II y III) haciendo énfasis en el modelo de atención de la salud integral.	Actuación			1.241	20.489.518			20.489.518
119.439	540151000	Consolidación de la Red de Clínicas Populares en el segundo Nivel de Atención en el marco del Sistema Público Nacional de Salud	Paciente	814.866	848.125	1.662.991	60.056.608			60.056.608
119.388	540152000	Optimización de los servicios que componen la red asistencial del Sistema Nacional de Salud para atender integralmente a la población del estado Guárico	Consulta			532.094	237.219.964	46.754.565		283.974.529
119.356	540153000	Promoción, prevención, supervisión y atenciones especiales en las áreas de salud bucal, visual, reumática, Fibrosis Quística y de donación y transplante de órganos y tejidos	Persona Beneficiada			4.893.229	15.549.532			15.549.532

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad						
N.E.	Ppto.			Fem.	Masc.	Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
119.468	540154000	Implementación de estrategia para la prevención y el control del VIH/SIDA, Tuberculosis, Asma y EPOC y fortalecimientos de los servicios de bancos de sangre.	Persona Beneficiada			1.551.052	317.330.950	200.000.000		517.330.950
119.465	540155000	Promoción a la salud sexual y reproductiva por ciclos de vida.	Persona Beneficiada			1.281.200	21.524.918			21.524.918
119.463	540156000	Promoción de la calidad de vida y salud, prevención de los factores de riesgo, diagnóstico precoz, atención integral y control de las Enfermedades Crónicas No Transmisibles (ECNT): cardiovasculares, cáncer, renales y endocrino-metabólicas diábetes, sobrepeso y obesidad) y las producidas por el consumo del tabaco.	Persona Beneficiada			2.822.875	41.158.956			41.158.956
119.404	540157000	Comunidad segura y vida plena.	Persona Beneficiada			1.690.838	90.413.198			90.413.198
119.478	540158000	Optimización de los servicios que componen la Red Asistencial del Sistema Público de Salud para atender integralmente a la población del estado Portuguesa	Consulta			1.977.922	262.439.896	28.424.269		290.864.165
119.365	540159000	Optimización de los servicios que componen la Red Asistencial del Sistema Público Nacional de Salud para atender integralmente a la población del estado Amazonas	Consulta			687.811	80.167.119	7.903.178		88.070.297
119.421	540160000	Fortalecimiento de los centros hospitalarios del MPPS, para mantener la atención a los usuarios de manera oportuna y de calidad.	Paciente Atendido	2.064.209	1.688.898	3.753.107	342.032.743	470.000.000		812.032.743
119.339	540161000	Consolidación del tejido social necesario (comités y guardianes de la salud, consejos comunales, otros colectivos sociales) como célula fundamental para el impulso, defensa, ejecución, evaluación y seguimiento de las políticas públicas de salud a nivel local.	Comité de Salud			3.000	531.392			531.392
119.334	540162000	Optimización de los servicios que componen la red asistencial del Sistema Público Nacional de Salud del estado Cojedes.	Usuario Atendido	395.208	263.472	658.680	142.887.821	18.285.983		161.173.804
119.450	540163000	Acceso racional y oportuno a medicamentos esenciales, material médico quirúrgico y equipamiento de salud	Unidad			16.492.789	36.000.000	10.000.000		46.000.000

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
119.462	540164000	Formación, investigación y desarrollo del conocimiento técnico, tecnológico y humano en salud, orientado a la consolidación del Sistema Público Nacional de Salud	Graduado	291	51	342	36.518.129			36.518.129
119.444	540165000	Atención Integral, oportuna y de calidad a pacientes con patologias de Alto Costo que requieren insumos y equipos para la resolución médica.	Servicio			286	154.453.793	30.000.001		184.453.794
119.475	540166000	Atención y promoción en salud para los puebios indigenas.	Paciente Atendido	40.470	26.980	67.450	3.877.113			3.877.113
	549998000	Transferencias de Competencias a los Estados Descentralizados	Bolivar			4.972.756.181	4.179.264.570	793.491.611		4.972.756.181
	549999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			2.839.898.147	2.530.505.159	309.392.988		2.839.898.147
						TOTAL	10.335.753.673	2.150.863.899		12.486.617.572

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
540001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	6.483.738.652	1.161.573.687		7.645.312.339
540002000	Gestión administrativa	3.250.160.828	382.295.994		3.632.456.822
540003000	Previsión y protección social	503.246.847	313.004.749		816.251.596
	TOTAL	**10.237.146.327**	**1.856.874.430**		**12.094.020.757**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**37.654**	**25.837**	**181**	**63.672**	**1.794.234.272**	**422.409.697**	**2.216.643.969**
Altos Funcionarios y de Elección Popular	1			1	146.880		146.880
Alto Nivel y de Dirección	302	144		446	33.314.544	722.539	34.037.083
Directivo	33	38	2	73	2.685.012		2.685.012
Profesional y Técnico	10.382	5.777	75	16.234	407.840.180	186.653.707	594.493.887
Personal Administrativo	8.113	5.430	41	13.584	315.799.127	99.860.136	415.659.263
Personal Médico	7.401	4.215	22	11.638	620.637.886		620.637.886
Obrero	11.422	10.233	41	21.696	413.810.643	135.173.315	548.983.958
Personal Fijo a Tiempo Parcial	**4.329**	**1.835**	**19**	**6.183**	**115.376.919**	**14.170.277**	**129.547.196**
Profesional y Técnico	1.410	412	5	1.827	25.370.090	7.001.476	32.371.566
Personal Administrativo	395	167		562	8.538.980	1.629.879	10.168.859
Personal Médico	415	202	14	631	19.069.994	63.119	19.133.113
Obrero	2.109	1.054		3.163	62.397.855	5.475.803	67.873.658
Personal Contratado	**35.980**	**15.512**		**51.492**	**1.272.464.640**		**1.272.464.640**
Profesional y Técnico	25.323	4.564		29.887	858.237.791		858.237.791
Personal Administrativo	5.462	6.636		12.098	198.590.053		198.590.053
Personal Médico	296	242		538	27.927.813		27.927.813
Obrero	4.899	4.070		8.969	187.708.983		187.708.983
TOTAL	**77.963**	**43.184**	**200**	**121.347**	**3.182.075.831**	**436.579.974**	**3.618.655.805**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**6.371**	**4.141**	**10.512**	**166.787.527**
Obreros	3.691	2.399	6.090	96.653.885
Empleados	2.680	1.742	4.422	70.133.642
Jubilados	**12.811**	**8.327**	**21.138**	**649.464.069**
Médicos	1.642	1.067	2.709	59.345.767
Obreros	3.691	2.399	6.090	327.365.559
Empleados	7.478	4.861	12.339	262.752.743
TOTAL	**19.182**	**12.468**	**31.650**	**816.251.596**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	8.463.464.137	1.491.030.002		9.954.494.139
4.02	Materiales, suministros y mercancías	1.325.914.344	679.328.351		2.005.242.695
4.03	Servicios no personales	526.988.379	65.656.305		592.644.684
4.04	Activos reales	137.202.436	5.800.000		143.002.436
4.07	Transferencias y donaciones	10.094.230.704	1.765.923.671		11.860.154.375
4.11	Disminución de pasivos	25.100.000			25.100.000
	TOTAL	**20.572.900.000**	**4.007.738.329**		**24.580.638.329**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	9.501.642.682	1.452.918.922		10.954.561.604
4.07.01.00.00	Transferencias y donaciones corrientes internas	9.314.794.814	1.426.791.781		10.741.586.595
4.07.01.03.00	Transferencias corrientes internas al sector público	9.314.794.814	1.426.791.781		10.741.586.595
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.596.058.138	395.256.376		3.991.314.514
	- A0025 Instituto Autónomo Hospital Universitario de Caracas (HUC)	857.115.085	143.282.934		1.000.398.019
	- A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)	239.956.322	43.653.087		283.609.409
	- A0119 Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)	122.893.787	35.080.909		157.974.696
	- A0153 Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)	611.193.833	119.957.848		731.151.681
	- A0181 Servicio Autónomo Instituto de Biomedicina	29.410.271	6.488.019		35.898.290
	- A0306 Fundación "José Félix Ribas" (FUNDARIBAS)	43.638.312	4.357.541		47.995.853
	- A0445 Fundación Hospital Cardiológico Infantil Latinoamericano Dr. Gilberto Rodríguez Ochoa	74.893.449	14.066.736		88.960.185
	- A0446 Fundación Misión Barrio Adentro	1.259.165.484			1.259.165.484
	- A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)	30.379.950	8.292.814		38.672.764
	- A0818 Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)	5.381.726	863.223		6.244.949
	- A0907 Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"	51.381.335	13.594.080		64.975.415
	- A0957 Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)	2.370.628	426.919		2.797.547
	- A0991 Servicio Autónomo de Contraloría Sanitaria (SACS)	33.218.072	5.192.266		38.410.338
	- A1602 Fundación Misión Niño Jesús	235.059.884			235.059.884
4.07.01.03.10	Transferencias corrientes al Poder Estadal	5.707.742.574	1.031.535.405		6.739.277.979
	- E5200 Estado Anzoátegui	406.322.610	73.921.109		480.243.719
	- E5300 Estado Apure	322.658.851	50.678.422		373.337.273
	- E5400 Estado Aragua	550.191.178	88.817.587		639.008.765

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E5600 Estado Bolívar	424.400.507	70.091.893		494.492.400
	- E5700 Estado Carabobo	474.217.897	85.928.093		560.145.990
	- E6000 Estado Falcón	233.901.178	44.317.977		278.219.155
	- E6200 Estado Lara	439.545.940	78.620.019		518.165.959
	- E6300 Estado Mérida	311.443.382	60.227.595		371.670.977
	- E6500 Estado Monagas	274.265.905	49.823.947		324.089.852
	- E6600 Estado Nueva Esparta	164.380.881	28.553.197		192.934.078
	- E6800 Estado Sucre	343.088.078	68.076.591		411.164.669
	- E6900 Estado Táchira	380.408.331	71.962.292		452.370.623
	- E7000 Estado Trujillo	371.212.312	69.207.740		440.420.052
	- E7100 Estado Yaracuy	234.811.251	44.098.121		278.909.372
	- E7200 Estado Zulia	776.894.273	147.210.822		924.105.095
4.07.01.03.11	Transferencias corrientes al Poder Municipal	10.994.102			10.994.102
	Miranda	**10.994.102**			**10.994.102**
	- E6419 Municipio Sucre	10.994.102			10.994.102
4.07.03.00.00	Transferencias y donaciones de capital internas	186.847.868	26.127.141		212.975.009
4.07.03.03.00	Transferencias de capital internas al sector público	186.847.868	26.127.141		212.975.009
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	186.847.868	26.127.141		212.975.009
	- A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)	19.936.853	5.000.000		24.936.853
	- A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)	166.911.015	21.127.141		188.038.156

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	51.488.412			51.488.412
4.07.01.00.00	Transferencias y donaciones corrientes internas	51.488.412			51.488.412
4.07.01.01.00	Transferencias corrientes internas al sector privado	51.488.412			51.488.412
4.07.01.01.70	Subsidios educacionales al sector privado	200.000			200.000
	- S0374 Escuela de Salud Pública.	100.000			100.000
	- S1108 Fundación Sistema Nacional de Documentación e Información Biomédica (FUNDASINADIB).	100.000			100.000
4.07.01.01.73	Subsidios a instituciones benéficas privadas	23.621.559			23.621.559
	- S0039 Asociación Civil de Amigos del Riñón, Zulia	352.000			352.000
	- S0059 Fundación Hogar San José de la Montaña.	100.000			100.000
	- S0138 Asociación Venezolana para una Educación Sexual Alternativa (AVESA)	268.000			268.000
	- S0217 Centro de Orientación Familiar (COSFAM).	50.000			50.000
	- S0506 Fundación Alzheimer de Venezuela.	104.878			104.878
	- S0671 Fundación Patronato del Hospital de Niños J.M. De Los Rios	154.000			154.000
	- S0672 Fundación Peter Alexander para Niños Autistas del Zulia (FUPANAZ)	103.800			103.800
	- S0735 Hogar Clínica San Rafael	1.000.000			1.000.000
	- S0747 Hogares Crea de Venezuela	50.000			50.000
	- S1552 Fundación Hospital de Especialidades Pediátricas Estado Zulia	10.000.000			10.000.000
	- S1553 Banco de Sillas de Ruedas BANDESIR - Estado Zulia	70.000			70.000
	- S1823 SUMEDLARA - Suministros de Medicamentos - Quimioterapias - Niños y Adultos con Cáncer, Barquisimeto, Estado Lara	100.000			100.000
	- S1887 Fundación para el Transplante de Médula Osea S.C.	100.000			100.000
	- S2134 Fundación Unidad de Trasplante de Médula Ósea Hospital de Clínicas Caracas (FUNDAMEDULA)	2.570.115			2.570.115
	- S2135 Fundación Renal de los Llanos Occidentales (FURENLLO)	110.000			110.000
	- S2136 Asociación Civil Funda Trasplante del Hospital Militar de Caracas	352.000			352.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S2137 Fundación para la Prevención y el Tratamiento de Afecciones Renales (FUNDARENAL-HUC)	352.000			352.000
	- S2138 Fundación Merideña de Enfermos Renales	88.000			88.000
	- S2140 Fundación Renal (FUNDAREN)	352.000			352.000
	- S2141 Fundación Programa Metropolitano de Trasplante de Hígado (FUNDAHIGADO)	5.288.936			5.288.936
	- S2142 Asociación Civil Organización Nacional de Trasplante de Venezuela (ONTV)	2.055.830			2.055.830
4.07.01.01.75	Subsidios a organismos laborales y gremiales	20.000			20.000
	- S0105 Asociación Nacional de Sanitaristas Jubilados y Pensionados del Ministerio de Sanidad y Asistencia Social (ANSAJ)	10.000			10.000
	- S1540 Asociación de Enfermeras (os) Jubilados y Pensionados de Venezuela (AENJUVE)	10.000			10.000
4.07.01.01.78	Subsidios científicos al sector privado	200.000			200.000
	- S1895 Fundación Huntington de Venezuela (Mal de San Vito)	200.000			200.000
4.07.01.01.99	Otras transferencias corrientes internas al sector privado	27.446.853			27.446.853
	- S0959 Subsidios Eventuales Diversos	27.446.853			27.446.853

PROYECTO: COD. N.E: 110600 COD. PPTO: 540074000 Apoyo a las Poblaciones Warao del Delta del Orinoco

UNIDAD DE MEDIDA: Persona Capacitada

CANTIDAD: Fem.(0) Mas.(0) Total(2.470)

ASIGNACIÓN PRESUPUESTARIA: 7.738.329

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Participación protagónica y poder popular en salud.

OBJETIVOS ESPECÍFICOS: Fortalecer las capacidades de las comunidades Warao y no Warao en el municipio "Antonio Díaz" del estado Delta Amacuro, tanto a nivel local como territorial, a fin de que puedan planificar y gestionar su propio desarrollo y mejorar su calidad de vida.

RESULTADO: Población de las comunidades principalmente Warao del Municipio "Antonio Díaz", personal del programa, empleados estatales y municipales, capacitados para participar en la implementación de estrategias que buscan ampliar el desarrollo socio-económico, cultural y ambiental de la zona.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones		7.738.329				7.738.329
	- 074 Apoyo a las Poblaciones Warao del Delta del Orinoco		7.738.329				7.738.329
	TOTAL		**7.738.329**				**7.738.329**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones		7.738.329				7.738.329
4.07.01.00.00	Transferencias y donaciones corrientes internas		7.738.329				7.738.329
4.07.01.03.00	Transferencias corrientes internas al sector público		7.738.329				7.738.329
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales		7.738.329				7.738.329
	- A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)		7.738.329				7.738.329

PROYECTO: COD. N.E: 119415 COD. PPTO: 540134000 Fortalecimiento de los establecimientos adscritos a la Dirección de Salud del estado Barinas

UNIDAD DE MEDIDA: Consulta

CANTIDAD: Fem.(0) Mas.(0) Total(1.212.028)

ASIGNACIÓN PRESUPUESTARIA: 294.639.343

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Incrementar la cobertura poblacional de atención integral a la salud en el estado Barinas

RESULTADO: Consultas integrales realizadas en los establecimientos adscritos a la Dirección de Salud del estado Barinas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	231.720.229		25.759.390			257.479.619
4.02	Materiales, suministros y mercancías	30.235.624					30.235.624
4.03	Servicios no personales	4.552.300					4.552.300
4.04	Activos reales	2.371.800					2.371.800
	TOTAL	**268.879.953**		**25.759.390**			**294.639.343**

PROYECTO: COD. N.E: 119430 COD. PPTO: 540135000 Fortalecimiento de la gestión en salud ambiental, con enfoque multisectorial e integración de esfuerzos desde el ámbito nacional para el mejoramiento de las condiciones sanitario ambientales.

UNIDAD DE MEDIDA: Actuación

CANTIDAD: Fem.(0) Mas.(0) Total(48.737)

ASIGNACIÓN PRESUPUESTARIA: 22.759.054

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Promover condiciones que favorezcan una producción social de la salud enmarcada en la convivencia solidaria, en armonía con la naturaleza y un modo de vida saludable en los territorios sociales.

OBJETIVOS ESPECÍFICOS: Fortalecer la gestión de la Dirección General de Salud Ambiental del MPPS en la vigilancia de los factores de riesgo ambiental (físicos, químicos y biológicos), para promover espacios libres de riesgos ambientales que coadyuvan al mejoramiento de la calidad de vida de la población.

RESULTADO: Actuaciones desarrolladas por la Dirección General de Salud Ambiental del MPPS con respuestas oportunas, eficaces y eficientes para el establecimiento de espacios libres de riesgos ambientales a nivel regional y nacional, contribuyendo al mejoramiento de la calidad de vida de la población venezolana.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.899.415					3.899.415
4.02	Materiales, suministros y mercancías	9.455.795					9.455.795
4.03	Servicios no personales	6.345.750					6.345.750
4.04	Activos reales	3.058.094					3.058.094
	TOTAL	22.759.054					22.759.054

PROYECTO: COD. N.E: 119460 COD. PPTO: 540136000 Fortalecimiento de los sistemas de información para el análisis de la situación de salud, la vigilancia epidemiológica y las estadísticas de salud.

UNIDAD DE MEDIDA: Boletín

CANTIDAD: Fem.(0) Mas.(0) Total(3.669)

ASIGNACIÓN PRESUPUESTARIA: 7.444.893

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Impulsar el uso sistemático de los Análisis de Situación de Salud, como herramienta técnica en la toma de decisiones y la planificación en el Sistema Nacional de Salud.

RESULTADO: Información estadística confiable y actualizada para la toma de decisiones en la planificación del sector y generación de estadisticas vitales oportunas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.741.663					2.741.663
4.02	Materiales, suministros y mercancías	1.524.314					1.524.314
4.03	Servicios no personales	2.928.916					2.928.916
4.04	Activos reales	250.000					250.000
	TOTAL	**7.444.893**					**7.444.893**

PROYECTO: COD. N.E: 119461 COD. PPTO: 540137000 Prevención y control de enfermedades infecciosas a través de la implementación de las capacidades básicas de Eventos de Salud Pública de Importancia Nacional (ESPIN) e Internacional (ESPII), en el marco del Reglamento Sanitario Internacional en los puntos de entradas internacionales.

UNIDAD DE MEDIDA: Puesto

CANTIDAD: Fem.(0) Mas.(0) Total(3)

ASIGNACIÓN PRESUPUESTARIA: 2.322.554

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoria única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Prevenir y/o controlar la propagación de enfermedades infecciosas a través del fortalecimiento de la investigación, comunicación e intervención de Eventos de Salud Pública de Importancia Nacional (ESPIN) e Internacional (ESPII), en el marco del Reglamento Sanitario Internacional en los puntos de entradas internacionales.

RESULTADO: Puestos con capacidad básica de investigación, comunicación e intervención de eventos de salud pública de interés nacional e internacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	748.432					748.432
4.02	Materiales, suministros y mercancías	266.876					266.876
4.03	Servicios no personales	678.358					678.358
4.04	Activos reales	628.888					628.888
	TOTAL	2.322.554					2.322.554

PROYECTO: COD. N.E: 119458 COD. PPTO: 540138000 Fortalecimiento del Esquema Nacional de Inmunizaciones

UNIDAD DE MEDIDA: Dosis

CANTIDAD: Fem.(0) Mas.(0) Total(21.070.941)

ASIGNACIÓN PRESUPUESTARIA: 110.203.496

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Reducir la Incidencia de la Morbimortalidad de Enfermedades Prevenibles por Vacunas

RESULTADO: Grupos poblacionales susceptibles de enfermedades, inmunizados con la aplicación de dosis de vacunas que forman parte del esquema nacional de inmunizaciones.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	37.297.783					37.297.783
4.02	Materiales, suministros y mercancías	71.943.713					71.943.713
4.03	Servicios no personales	962.000					962.000
	TOTAL	**110.203.496**					**110.203.496**

PROYECTO: COD. N.E: 119319 COD. PPTO: 540139000 Telesalud para el fortalecimiento de la atención integral en salud en los establecimientos del I nivel de atención en salud

UNIDAD DE MEDIDA: Centro

CANTIDAD: Fem.(0) Mas.(0) Total(3.217)

ASIGNACIÓN PRESUPUESTARIA: 1.385.026

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Aumentar la capacidad resolutiva asistencial, de información y capacitación en el primer nivel de atención mediante la implantación de un subsistema de Telesalud y la formación a distancia del personal y comunidades a través de tecnología de información y comunicación, usando los servicios del Satélite Simón Bolívar.

RESULTADO: Establecimientos del I Nivel de Atención en Salud equipados y conectados para fortalecer el modelo de atención integral en los 24 estados, facilitando el funcionamiento de los sistemas de información y la capacitación continua del personal

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	104.460					104.460
4.02	Materiales, suministros y mercancías	95.776					95.776
4.03	Servicios no personales	514.463					514.463
4.04	Activos reales	670.327					670.327
	TOTAL	**1.385.026**					**1.385.026**

PROYECTO: COD. N.E: 119474 COD. PPTO: 540141000 Reorganización de la red de establecimientos del I Nivel de atención en las Áreas de Salud Integral Comunitaria (ASIC) como parte estructural y funcional del I Nivel de Atención en Salud

UNIDAD DE MEDIDA: Centros

CANTIDAD: Fem.(0) Mas.(0) Total(570)

ASIGNACIÓN PRESUPUESTARIA: 1.464.274

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Organizar la red de establecimientos del I Nivel de Atención en las Áreas de Salud Integral Comunitaria (ASIC) en todo el territorio nacional bajo el modelo de gestión participativa.

RESULTADO: Establecimientos del Primer Nivel de Atención en Salud organizados y estructurados en Áreas de Salud Integral Comunitaria (ASIC) e insertos en redes sociales bajo el modelo de atención participativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	167.858					167.858
4.02	Materiales, suministros y mercancías	344.499					344.499
4.03	Servicios no personales	340.730					340.730
4.04	Activos reales	611.187					611.187
	TOTAL	**1.464.274**					**1.464.274**

PROYECTO:	COD. N.E: 119466 COD. PPTO: 540142000 Desarrollo del sistema de suministro de insumos y gestión de equipamiento para el fortalecimiento del Primer Nivel de Atención en Salud con enfoque participativo, de uso y utilización racional.
UNIDAD DE MEDIDA:	Entidad Fortalecida
CANTIDAD:	Fem.(0) Mas.(0) Total(24)
ASIGNACIÓN PRESUPUESTARIA:	31.782.038
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.
OBJETIVOS ESPECÍFICOS:	Desarrollo del sistema de suministro de insumos y gestión de equipamiento para el fortalecimiento del Primer Nivel de Atención en Salud con enfoque participativo, de uso y utilización racional.
RESULTADO:	Entidades federales fortalecidas con un sistema de suministro de insumos y gestión de equipamiento de la red ambulatoria del primer nivel de atención en salud

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	149.351					149.351
4.02	Materiales, suministros y mercancías	20.386.000					20.386.000
4.03	Servicios no personales	1.201.687					1.201.687
4.04	Activos reales	10.045.000					10.045.000
	TOTAL	**31.782.038**					**31.782.038**

PROYECTO: COD. N.E: 119479 COD. PPTO: 540143000 Optimización de los servicios que conforman la red asistencial del Sistema Público de Salud, para atender integralmente a la población del Estado Vargas.

UNIDAD DE MEDIDA: Consulta

CANTIDAD: Fem.(0) Mas.(0) Total(190.726)

ASIGNACIÓN PRESUPUESTARIA: 137.663.503

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Garantizar, fortalecer y consolidar los dos niveles de atención para ejercer una oportuna, eficiente e integrar la atención en salud a la población del Estado Vargas.

RESULTADO: Atención a las necesidades a través de consultas en la red ambulatoria y hospitalaria de salud del estado Vargas y difusión de las políticas de prevención emanadas por el Ministerio de Poder Popular para la Salud.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	93.173.400		13.734.022			106.907.422
4.02	Materiales, suministros y mercancías	24.109.205					24.109.205
4.03	Servicios no personales	5.251.420					5.251.420
4.04	Activos reales	1.395.456					1.395.456
	TOTAL	**123.929.481**		**13.734.022**			**137.663.503**

PROYECTO: COD. N.E: 119407 COD. PPTO: 540144000 Atención integral en salud para las personas con discapacidad

UNIDAD DE MEDIDA: Persona

CANTIDAD: Fem.(0) Mas.(0) Total(303.566)

ASIGNACIÓN PRESUPUESTARIA: 11.200.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Garantizar la atención médica y técnica especializada en el área de rehabilitación de manera integral y oportuna a la población con discapacidad que acude a los servicios de rehabilitación a nivel nacional.

RESULTADO: Atención a la población con discapacidad a través de los servicios de rehabilitación y personas capacitadas para la atención de las personas con discapacidad.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.329.833					1.329.833
4.02	Materiales, suministros y mercancías	6.460.842					6.460.842
4.03	Servicios no personales	2.653.325					2.653.325
4.04	Activos reales	756.000					756.000
	TOTAL	**11.200.000**					**11.200.000**

PROYECTO: COD. N.E: 119357 COD. PPTO: 540145000 Actualización e incorporación de Agentes Comunitarios en Atención Primaria de Salud en los ambulatorios rurales Tipo I (ARI) ubicados en comunidades indigenas y rurales dispersas en Venezuela

UNIDAD DE MEDIDA: Persona

CANTIDAD: Fem.(0) Mas.(0) Total(1.501)

ASIGNACIÓN PRESUPUESTARIA: 4.065.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Promover condiciones que favorezcan una producción social de la salud enmarcada en la convivencia solidaria, en armonía con la naturaleza y un modo de vida saludable en los territorios sociales.

OBJETIVOS ESPECÍFICOS: Actualizar e incorporar Agentes Comunitarios de Atención Primaria de Salud (ACAPS) en los Ambulatorios Rurales Tipo I (ARI) reforzando las estrategias de promoción de salud y prevención de enfermedades empleadas de acuerdo al perfil epidemiológico de la población.

RESULTADO: Agentes Comunitarios de Atención Primaria de Salud actualizados y ejerciendo prácticas de promoción de la salud y prevención de enfermedades en ambulatorios de comunidades rurales dispersos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.284.655		180.345			1.465.000
4.02	Materiales, suministros y mercancías	715.650		428.350			1.144.000
4.03	Servicios no personales	699.695		56.305			756.000
4.04	Activos reales	400.000		300.000			700.000
	TOTAL	**3.100.000**		**965.000**			**4.065.000**

PROYECTO: COD. N.E: 119370 COD. PPTO: 540146000 Garantizar atención integral para la salud a la población del Distrito Capital; mediante la Red Asistencial perteneciente a la Dirección Estadal Salud del Distrito Capital.

UNIDAD DE MEDIDA: Consulta

CANTIDAD: Fem.(0) Mas.(0) Total(3.979.329)

ASIGNACIÓN PRESUPUESTARIA: 847.762.392

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Alcanzar e incrementar de manera oportuna la atención integral para la salud, a fin de fortalecer la cobertura de la red asistencial perteneciente a la Dirección Estadal Salud del Distrito Capital.

RESULTADO: Población atendida de manera oportuna, integral y adecuada por incremento de la atención en consultas; en los centros de salud ubicados en el Distrito Capital.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	615.099.310		112.663.082			727.762.392
4.02	Materiales, suministros y mercancías	61.660.000					61.660.000
4.03	Servicios no personales	40.840.000					40.840.000
4.04	Activos reales	17.500.000					17.500.000
	TOTAL	**735.099.310**		**112.663.082**			**847.762.392**

PROYECTO: COD. N.E: 119447 COD. PPTO: 540147000 Optimización de la atención integral en salud preventiva y especializada en los servicios de la Red Asistencial del Sistema Público Nacional de salud del estado Delta Amacuro.

UNIDAD DE MEDIDA: Consulta

CANTIDAD: Fem.(0) Mas.(0) Total(145.396)

ASIGNACIÓN PRESUPUESTARIA: 81.613.704

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Aumentar la cobertura de atención integral en salud preventiva, especializada y mantener la vigilancia epidemiológica en zonas afectadas por Malaria y Dengue

RESULTADO: Pacientes atendidos integralmente en los servicios de la red asistencial del estado Delta Amacuro.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	63.405.420		4.903.340			68.308.760
4.02	Materiales, suministros y mercancías	9.950.453					9.950.453
4.03	Servicios no personales	2.737.503					2.737.503
4.04	Activos reales	616.988					616.988
	TOTAL	**76.710.364**		**4.903.340**			**81.613.704**

PROYECTO: COD. N.E: 119344 COD. PPTO: 540148000 Consolidación de un sistema de información en salud para el Ministerio del Poder Popular para la Salud

UNIDAD DE MEDIDA: Reporte

CANTIDAD: Fem.(0) Mas.(0) Total(16.063)

ASIGNACIÓN PRESUPUESTARIA: 5.094.239

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Consolidar un sistema de información en salud automatizado, como base para la planificación, monitoreo, evaluación estratégica y operativa de las políticas públicas en salud.

RESULTADO: Sistema de información en salud que permite producir información oportuna, de calidad, con validez y confiabilidad desde las unidades de salud adscritas al MPPS (Direcciones regionales de salud, Distritos sanitarios, Direcciones municipales de salud, hospitales Tipo IV)

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.634.829					1.634.829
4.02	Materiales, suministros y mercancías	539.907					539.907
4.03	Servicios no personales	934.255					934.255
4.04	Activos reales	1.985.248					1.985.248
	TOTAL	**5.094.239**					**5.094.239**

PROYECTO: COD. N.E: 119480 COD. PPTO: 540149000 Optimización de los servicios que componen la Red Asistencial del Sistema Público Nacional de Salud para atender integralmente a la población del estado bolivariano de Miranda

UNIDAD DE MEDIDA: Consulta

CANTIDAD: Fem.(0) Mas.(0) Total(3.415.631)

ASIGNACIÓN PRESUPUESTARIA: 432.805.753

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Garantizar la atención integral y de calidad a todos los usuarios que asisten a los Centros que componen la Red Asistencial de Salud del estado Miranda.

RESULTADO: Pacientes atendidos integralmente en los Centros de la Red Asistencial del Estado Miranda

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	334.102.352		70.848.141			404.950.493
4.02	Materiales, suministros y mercancías	24.255.132					24.255.132
4.03	Servicios no personales	2.570.128					2.570.128
4.04	Activos reales	1.030.000					1.030.000
	TOTAL	361.957.612		70.848.141			432.805.753

PROYECTO: COD. N.E: 119391 COD. PPTO: 540150000 Fortalecimiento de la gestión de las dependencias estadales de salud para el adecuado funcionamiento de la red ambulatoria convencional (ambulatorios urbanos tipo II y III) haciendo énfasis en el modelo de atención de la salud integral.

UNIDAD DE MEDIDA: Actuación

CANTIDAD: Fem.(0) Mas.(0) Total(1.241)

ASIGNACIÓN PRESUPUESTARIA: 20.489.518

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Fortalecer la gestión de las dependencias estadales de salud para el adecuado funcionamiento, control y organización de la red ambulatoria especializada (ambulatorios urbanos tipo II y III y centros de especialidades) haciendo énfasis en el modelo de atención de la salud integral.

RESULTADO: Actuaciones desarrolladas por el ente rector en materia de lineamientos, politicas y estrategias de capacitación dirigidas a las entidades regionales para la organización, administración y control adecuado del funcionamiento y mantenimiento de la Red Ambulatoria Especializada, con insumos médicos y equipos suficientes.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	25.353					25.353
4.02	Materiales, suministros y mercancías	10.644.162					10.644.162
4.03	Servicios no personales	6.164.233					6.164.233
4.04	Activos reales	3.655.770					3.655.770
	TOTAL	**20.489.518**					**20.489.518**

PROYECTO:	COD. N.E: 119439 COD. PPTO: 540151000 Consolidación de la Red de Clínicas Populares en el segundo Nivel de Atención en el marco del Sistema Público Nacional de Salud
UNIDAD DE MEDIDA:	Paciente
CANTIDAD:	Fem.(814.866) Mas.(848.125) Total(1.662.991)
ASIGNACIÓN PRESUPUESTARIA:	60.056.608
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.
OBJETIVOS ESPECÍFICOS:	Garantizar la atención médica especializada, diagnóstico, tratamiento e intervención quirúrgica ambulatoria a la población de las áreas de influencia de las clínicas populares.
RESULTADO:	Pacientes atendidos integralmente por la red de clínicas populares en adecuadas condiciones de funcionamiento.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	20.935.734					20.935.734
4.03	Servicios no personales	21.812.560					21.812.560
4.04	Activos reales	17.308.314					17.308.314
	TOTAL	**60.056.608**					**60.056.608**

PROYECTO: COD. N.E: 119388 COD. PPTO: 540152000 Optimización de los servicios que componen la red asistencial del Sistema Nacional de Salud para atender integralmente a la población del estado Guárico

UNIDAD DE MEDIDA: Consulta

CANTIDAD: Fem.(0) Mas.(0) Total(532.094)

ASIGNACIÓN PRESUPUESTARIA: 283.974.529

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Atender de manera oportuna, suficiente y de calidad a los pacientes de la red asistencial tradicional del estado Guárico

RESULTADO: Atención integral a los pacientes de la red asistencial del Sistema Público Nacional de Salud

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	213.182.472		46.754.565			259.937.037
4.02	Materiales, suministros y mercancías	20.823.701					20.823.701
4.03	Servicios no personales	3.213.791					3.213.791
	TOTAL	**237.219.964**		**46.754.565**			**283.974.529**

PROYECTO: COD. N.E: 119356 COD. PPTO: 540153000 Promoción, prevención, supervisión y atenciones especiales en las áreas de salud bucal, visual, reumática, Fibrosis Quística y de donación y transplante de órganos y tejidos

UNIDAD DE MEDIDA: Persona Beneficiada

CANTIDAD: Fem.(0) Mas.(0) Total(4.893.229)

ASIGNACIÓN PRESUPUESTARIA: 15.549.532

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Promover condiciones que favorezcan una producción social de la salud enmarcada en la Convivencia solidaria, en armonía con la naturaleza y un modo de vida saludable en los territorios sociales.

OBJETIVOS ESPECÍFICOS: Desarrollar las estrategias nacionales para normatizar, coordinación y apoyo de la promoción de calidad de vida, la prevención y la atención a pacientes sujetos a sufrir enfermedades bucales, visuales, reumáticas, Fibrosis Quística y aquellos que requieren trasplante de órganos.

RESULTADO: Población informada y atendida sobre todos aquellos aspectos generales y específicos que puedan mejorar su calidad de vida, además de prevenir y controlar las enfermedades bucales, visuales, reumáticas, Fibrosis Quística y las que requieren de donación y trasplante.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	281.741					281.741
4.02	Materiales, suministros y mercancías	14.454.791					14.454.791
4.03	Servicios no personales	743.000					743.000
4.04	Activos reales	70.000					70.000
	TOTAL	**15.549.532**					**15.549.532**

PROYECTO: COD. N.E: 119468 COD. PPTO: 540154000 Implementación de estrategia para la prevención y el control del VIH/SIDA, Tuberculosis, Asma y EPOC y fortalecimientos de los servicios de bancos de sangre.

UNIDAD DE MEDIDA: Persona Beneficiada

CANTIDAD: Fem.(0) Mas.(0) Total(1.551.052)

ASIGNACIÓN PRESUPUESTARIA: 517.330.950

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Fortalecer la prevención y control del VIH-SIDA y otras ITS, enfermedades respiratorias y enfermedades hematológicas, así como la promoción de estilos de vida saludables y la donación de sangre segura y oportuna.

RESULTADO: Personas beneficiadas por el fortalecimiento de los bancos de sangre (donación y transfusión), la prevención y atención a las enfermedades respiratorias y VIH/SIDA, así como de otras ITS.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	296.311					296.311
4.02	Materiales, suministros y mercancías	308.517.219		200.000.000			508.517.219
4.03	Servicios no personales	7.517.420					7.517.420
4.04	Activos reales	1.000.000					1.000.000
	TOTAL	**317.330.950**		**200.000.000**			**517.330.950**

PROYECTO: COD. N.E: 119465 COD. PPTO: 540155000 Promoción a la salud sexual y reproductiva por ciclos de vida.

UNIDAD DE MEDIDA: Persona Beneficiada

CANTIDAD: Fem.(0) Mas.(0) Total(1.281.200)

ASIGNACIÓN PRESUPUESTARIA: 21.524.918

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Aplicar estrategias de intervención y participación dirigidas a la reducción de la mortalidad infantil, materna y el embarazo en adolescentes, así como el mejoramiento de la salud y calidad de vida individual y colectiva.

RESULTADO: Mujeres, niñas, niños, adolescentes y hombres atendidos a través de las acciones y actividades de promoción, prevención y educación en salud sexual reproductiva por ciclos de vida con acceso oportuno a insumos de salud.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	605.587					605.587
4.02	Materiales, suministros y mercancías	19.899.331					19.899.331
4.03	Servicios no personales	920.000					920.000
4.04	Activos reales	100.000					100.000
	TOTAL	**21.524.918**					**21.524.918**

PROYECTO: COD. N.E: 119463 COD. PPTO: 540156000 Promoción de la calidad de vida y salud, prevención de los factores de riesgo, diagnóstico precoz, atención integral y control de las Enfermedades Crónicas No Transmisibles (ECNT): cardiovasculares, cáncer, renales y endocrino-metabólicas diábetes, sobrepeso y obesidad) y las producidas por el consumo del tabaco.

UNIDAD DE MEDIDA: Persona Beneficiada

CANTIDAD: Fem.(0) Mas.(0) Total(2.822.875)

ASIGNACIÓN PRESUPUESTARIA: 41.158.956

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Promover condiciones que favorezcan una producción social de la salud enmarcada en la Convivencia solidaria, en armonía con la naturaleza y un modo de vida saludable en los territorios sociales.

OBJETIVOS ESPECÍFICOS: Fortalecer las capacidades nacionales, estadales y locales para la promoción de la calidad de vida, la prevención de las enfermedades y sus factores de riesgo, el diagnóstico precoz y la atención de la población sana, con riesgo, enfermedad y/o con algún grado de discapacidad por ECNT.

RESULTADO: Red de programas de salud, cumpliendo las líneas estratégicas para la promoción de calidad de vida y salud, prevención de los factores de riesgo, diagnóstico precoz, atención integral y el control de las ECNT en población sana, con riesgo, con enfermedad y/o con algún grado de discapacidad.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	386.895					386.895
4.02	Materiales, suministros y mercancías	39.580.061					39.580.061
4.03	Servicios no personales	1.122.000					1.122.000
4.04	Activos reales	70.000					70.000
	TOTAL	**41.158.956**					**41.158.956**

PROYECTO: COD. N.E: 119404 COD. PPTO: 540157000 Comunidad segura y vida plena.

UNIDAD DE MEDIDA: Persona Beneficiada

CANTIDAD: Fem.(0) Mas.(0) Total(1.690.838)

ASIGNACIÓN PRESUPUESTARIA: 90.413.198

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Promover condiciones que favorezcan una producción social de la salud enmarcada en la Convivencia solidaria, en armonia con la naturaleza y un modo de vida saludable en los territorios sociales.

OBJETIVOS ESPECÍFICOS: Desarrollar e implementar politicas y estrategias dirigidas a la promoción de la salud, prevención, atención integral y la rehabilitación de los efectos de las enfermedades mentales, adicciones y accidentes y otros hechos violentos.

RESULTADO: Personas beneficiadas por acciones de promoción y prevención de accidentes y otros hechos violentos y salud mental, así como la atención integral de personas con enfermedades mentales.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.600.774					2.600.774
4.02	Materiales, suministros y mercancías	4.648.424					4.648.424
4.03	Servicios no personales	83.164.000					83.164.000
	TOTAL	**90.413.198**					**90.413.198**

PROYECTO: COD. N.E: 119478 COD. PPTO: 540158000 Optimización de los servicios que componen la Red Asistencial del Sistema Público de Salud para atender integralmente a la población del estado Portuguesa

UNIDAD DE MEDIDA: Consulta

CANTIDAD: Fem.(0) Mas.(0) Total(1.977.922)

ASIGNACIÓN PRESUPUESTARIA: 290.864.165

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Brindar asistencia de calidad y oportuna a través de la optimización de la red tradicional e intensificar las actividades preventivas de saneamiento ambiental en el Estado Portuguesa.

RESULTADO: Usuarios atendidos a través de consultas integrales, con calidad en la red tradicional de salud

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	239.066.975		28.424.269			267.491.244
4.02	Materiales, suministros y mercancías	16.870.982					16.870.982
4.03	Servicios no personales	4.681.877					4.681.877
4.04	Activos reales	1.820.062					1.820.062
	TOTAL	**262.439.896**		**28.424.269**			**290.864.165**

PROYECTO:	COD. N.E: 119365 COD. PPTO: 540159000 Optimización de los servicios que componen la Red Asistencial del Sistema Público Nacional de Salud para atender integralmente a la población del estado Amazonas
UNIDAD DE MEDIDA:	Consulta
CANTIDAD:	Fem.(0) Mas.(0) Total(687.811)
ASIGNACIÓN PRESUPUESTARIA:	88.070.297
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.
OBJETIVOS ESPECÍFICOS:	Brindar asistencia oportuna, de calidad y gratuita, a través de la organización de los servicios de la red salud e intensificar las actividades preventivas de Saneamiento Ambiental en el estado Amazonas.
RESULTADO:	Consultas realizadas integralmente de manera oportuna y eficiente

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	54.613.049		7.903.178			62.516.227
4.02	Materiales, suministros y mercancías	18.801.293					18.801.293
4.03	Servicios no personales	3.834.977					3.834.977
4.04	Activos reales	2.917.800					2.917.800
	TOTAL	**80.167.119**		**7.903.178**			**88.070.297**

PROYECTO: COD. N.E: 119421 COD. PPTO: 540160000 Fortalecimiento de los centros hospitalarios del MPPS, para mantener la atención a los usuarios de manera oportuna y de calidad.

UNIDAD DE MEDIDA: Paciente Atendido

CANTIDAD: Fem.(2.064.209) Mas.(1.688.898) Total(3.753.107)

ASIGNACIÓN PRESUPUESTARIA: 812.032.743

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Garantizar el funcionamiento operativo de los hospitales asumidos por el nivel central del MPPS, para mantener las coberturas de atención de forma oportuna y con calidad para la población que demanda asistencia médica.

RESULTADO: Usuarios atendidos oportunamente en los diferentes servicios de los hospitales asumidos por el nivel central del MPPS, que reciben apoyo del Ministerio del Poder Popular para la Salud, para mantener condiciones óptimas de funcionamiento

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	280.571.197		427.000.000			707.571.197
4.03	Servicios no personales	54.756.300		40.000.000			94.756.300
4.04	Activos reales	6.705.246		3.000.000			9.705.246
	TOTAL	342.032.743		470.000.000			812.032.743

PROYECTO: COD. N.E: 119339 COD. PPTO: 540161000 Consolidación del tejido social necesario (comités y guardianes de la salud, consejos comunales, otros colectivos sociales) como célula fundamental para el impulso, defensa, ejecución, evaluación y seguimiento de las políticas públicas de salud a nivel local.

UNIDAD DE MEDIDA: Comité de Salud

CANTIDAD: Fem.(0) Mas.(0) Total(3.000)

ASIGNACIÓN PRESUPUESTARIA: 531.392

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Asegurar los mecanismos y espacios que permitan la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud, y su corresponsabilidad en el cumplimiento de las metas institucionales y de intervención sobre los determinantes de la salud en los distintos niveles de gestión de los territorios sociales.

OBJETIVOS ESPECÍFICOS: Consolidar el tejido social necesario (comités y guardianes de la salud, consejos comunales, otros colectivos sociales) como célula fundamental para el impulso, defensa, ejecución, evaluación y seguimiento de las políticas públicas de salud a nivel local.

RESULTADO: Comités de Salud fortalecidos y consolidados en sus niveles organizativos, de articulación con los establecimientos de salud y otras organizaciones de base comunitaria, participando protagonicamente en la ejecución, evaluación y seguimiento de los planes locales, regionales y nacionales en la gestión pública en salud.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	157.500					157.500
4.02	Materiales, suministros y mercancías	100.000					100.000
4.03	Servicios no personales	207.892					207.892
4.04	Activos reales	66.000					66.000
	TOTAL	**531.392**					**531.392**

PROYECTO: COD. N.E: 119334 COD. PPTO: 540162000 Optimización de los servicios que componen la red asistencial del Sistema Público Nacional de Salud del estado Cojedes.

UNIDAD DE MEDIDA: Usuario Atendido

CANTIDAD: Fem.(395.208) Mas.(263.472) Total(658.680)

ASIGNACIÓN PRESUPUESTARIA: 161.173.804

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Aumentar las coberturas en la atención integral en la red ambulatoria dando respuestas rápida y oportuna, a fin de disminuir la demanda de las servicios de la red hospitalaria, además de proporcionar a los centros de salud las herramientas necesarias y recurso humano capacitado para desarrollar actividades continuas de promoción y prevención.

RESULTADO: Pacientes atendido integralmente en los servicios de la red asistencial del estado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	119.562.211		18.285.983			137.848.194
4.02	Materiales, suministros y mercancías	21.211.562					21.211.562
4.03	Servicios no personales	1.766.940					1.766.940
4.04	Activos reales	347.108					347.108
	TOTAL	**142.887.821**		**18.285.983**			**161.173.804**

PROYECTO: COD. N.E: 119450 COD. PPTO: 540163000 Acceso racional y oportuno a medicamentos esenciales, material médico quirúrgico y equipamiento de salud

UNIDAD DE MEDIDA: Unidad

CANTIDAD: Fem.(0) Mas.(0) Total(16.492.789)

ASIGNACIÓN PRESUPUESTARIA: 46.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Promover el uso racional de medicamentos y otros insumos para la salud, en todos los establecimientos de salud que forman parte del Sistema Público Nacional de Salud pertenecientes al Ministerio del Poder Popular para la Salud

RESULTADO: Incremento del uso racional de medicamentos e insumos esenciales tanto en profesionales de la salud como en el público en general

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	523.420					523.420
4.02	Materiales, suministros y mercancías	33.114.898		10.000.000			43.114.898
4.03	Servicios no personales	2.277.666					2.277.666
4.04	Activos reales	84.016					84.016
	TOTAL	36.000.000		10.000.000			46.000.000

PROYECTO: COD. N.E: 119462 COD. PPTO: 540164000 Formación, investigación y desarrollo del conocimiento técnico, tecnológico y humano en salud, orientado a la consolidación del Sistema Público Nacional de Salud

UNIDAD DE MEDIDA: Graduado

CANTIDAD: Fem.(291) Mas.(51) Total(342)

ASIGNACIÓN PRESUPUESTARIA: 36.518.129

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Ampliar la oferta formativa, la investigativa y el desarrollo del conocimiento técnico, tecnológico, ético y humano en salud, orientado a la consolidación del SPNS.

RESULTADO: 342 nuevos especialistas, profesionales y técnicos formados en el área de la salud, del total de 1.350 que reciben financiamiento actualmente desde la DGIE, entre otras acciones vinculadas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.698.564					1.698.564
4.02	Materiales, suministros y mercancías	161.805					161.805
4.03	Servicios no personales	444.898					444.898
4.04	Activos reales	619.724					619.724
4.07	Transferencias y donaciones	33.593.138					33.593.138
	TOTAL	**36.518.129**					**36.518.129**

PROYECTO: COD. N.E: 119444 COD. PPTO: 540165000 Atención Integral, oportuna y de calidad a pacientes con patologías de Alto Costo que requieren insumos y equipos para la resolución médica.

UNIDAD DE MEDIDA: Servicio

CANTIDAD: Fem.(0) Mas.(0) Total(286)

ASIGNACIÓN PRESUPUESTARIA: 184.453.794

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Garantizar el funcionamiento de los servicios de alta complejidad de la red hospitalaria del MPPS que impacte en la atención oportuna de los usuarios (de calidad y con equidad) y en la restitución y/o preservación de su salud.

RESULTADO: Servicios de hospitalización de alta complejidad que cuenta con los insumos (material médico-quirúrgicos) y equipos de alta tecnología para atender pacientes en los diferentes hospitales del Ministerio del Poder Popular para la Salud.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	91.747.177		25.000.001			116.747.178
4.03	Servicios no personales	40.002.824		2.500.000			42.502.824
4.04	Activos reales	22.703.792		2.500.000			25.203.792
	TOTAL	**154.453.793**		**30.000.001**			**184.453.794**

PROYECTO: COD. N.E: 119475 COD. PPTO: 540166000 Atención y promoción en salud para los pueblos indígenas.

UNIDAD DE MEDIDA: Paciente Atendido

CANTIDAD: Fem.(40.470) Mas.(26.980) Total(67.450)

ASIGNACIÓN PRESUPUESTARIA: 3.877.113

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico-tecnológico, talento humano de calidad y solidario internacionalmente.

OBJETIVOS ESPECÍFICOS: Contribuir a transversalizar el enfoque intercultural en el Sistema Público Nacional de Salud (SPNS) garantizando servicios con pertinencia cultural y lingüística que promuevan la incorporación de las poblaciones indígenas venezolanas.

RESULTADO: Población indígena atendida de manera oportuna y eficiente a través de los servicios del Sistema Público Nacional de Salud (SPNS) con pertinencia cultural y lingüística.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.114.732					2.114.732
4.02	Materiales, suministros y mercancias	875.553					875.553
4.03	Servicios no personales	425.042					425.042
4.04	Activos reales	461.786					461.786
	TOTAL	**3.877.113**					**3.877.113**

PROYECTO: COD. N.E: 9999998 COD. PPTO: 549998000 Transferencias de Competencias a los Estados Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(4.972.756.181)

ASIGNACIÓN PRESUPUESTARIA: 4.972.756.181

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Apoyar Financieramente a los Estados Descentralizados

OBJETIVOS ESPECÍFICOS: Transferencias a los Estados Descentralizados

RESULTADO: 4.972.756.181

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	4.179.264.570		793.491.611			4.972.756.181
	TOTAL	**4.179.264.570**		**793.491.611**			**4.972.756.181**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	4.179.264.570		793.491.611			4.972.756.181
4.07.01.00.00	Transferencias y donaciones corrientes internas	4.179.264.570		793.491.611			4.972.756.181
4.07.01.03.00	Transferencias corrientes internas al sector público	4.179.264.570		793.491.611			4.972.756.181
4.07.01.03.10	Transferencias corrientes al Poder Estadal	4.179.264.570		793.491.611			4.972.756.181
	- E5200 Estado Anzoátegui	290.952.087		44.768.573			335.720.660
	- E5300 Estado Apure	245.819.739		40.441.385			286.261.124
	- E5400 Estado Aragua	447.430.408		82.519.486			529.949.894
	- E5600 Estado Bolivar	308.107.072		36.331.122			344.438.194
	- E5700 Estado Carabobo	405.824.362		85.928.093			491.752.455
	- E6000 Estado Falcón	162.824.153		32.351.127			195.175.280
	- E6200 Estado Lara	291.874.005		71.523.195			363.397.200
	- E6300 Estado Mérida	219.237.906		42.709.727			261.947.633
	- E6500 Estado Monagas	190.482.418		40.999.841			231.482.259
	- E6600 Estado Nueva Esparta	108.887.186		24.707.763			133.594.949
	- E6800 Estado Sucre	278.554.978		55.539.291			334.094.269
	- E6900 Estado Táchira	274.582.074		43.048.319			317.630.393
	- E7000 Estado Trujillo	255.198.854		53.317.065			308.515.919
	- E7100 Estado Yaracuy	160.841.524		32.496.702			193.338.226
	- E7200 Estado Zulia	538.647.804		106.809.922			645.457.726

PROYECTO: COD. PPTO: 549999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(2.839.898.147)

ASIGNACIÓN PRESUPUESTARIA: 2.839.898.147

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Aporte para Financiar los Proyectos de los Entes Descentralizados

OBJETIVOS ESPECÍFICOS: Aporte para Financiar los Proyectos de los Entes Descentralizados

RESULTADO: 2.839.898.147

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	2.530.505.159		309.392.988			2.839.898.147
	TOTAL	**2.530.505.159**		**309.392.988**			**2.839.898.147**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	2.530.505.159		309.392.988			2.839.898.147
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.343.657.291		283.265.847			2.626.923.138
4.07.01.03.00	Transferencias corrientes internas al sector público	2.343.657.291		283.265.847			2.626.923.138
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.343.657.291		283.265.847			2.626.923.138
	- A0025 Instituto Autónomo Hospital Universitario de Caracas (HUC)	599.926.483		97.827.020			697.753.503
	- A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)	158.502.049		22.746.507			181.248.556
	- A0119 Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)	77.743.573		29.129.794			106.873.367
	- A0153 Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)	398.186.484		104.920.225			503.106.709
	- A0181 Servicio Autónomo Instituto de Biomedicina	20.763.195		4.200.828			24.964.023
	- A0306 Fundación "José Félix Ribas" (FUNDARIBAS)	32.442.000		2.301.229			34.743.229
	- A0445 Fundación Hospital Cardiológico Infantil Latinoamericano Dr. Gilberto Rodríguez Ochoa	54.907.143		8.028.728			62.935.871
	- A0446 Fundación Misión Barrio Adentro	770.028.515					770.028.515
	- A0818 Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)	3.856.712		475.687			4.332.399
	- A0907 Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"	35.106.167		9.716.009			44.822.176
	- A0957 Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)	1.732.010		298.433			2.030.443
	- A0991 Servicio Autónomo de Contraloría Sanitaria (SACS)	25.921.041		3.621.387			29.542.428
	- A1602 Fundación Misión Niño Jesús	164.541.919					164.541.919

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.03.00.00	Transferencias y donaciones de capital internas	186.847.868		26.127.141			212.975.009
4.07.03.03.00	Transferencias de capital internas al sector público	186.847.868		26.127.141			212.975.009
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	186.847.868		26.127.141			212.975.009
	- A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)	19.936.853		5.000.000			24.936.853
	- A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)	166.911.015		21.127.141			188.038.156

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	6.441.489.563		1.161.573.687			7.603.063.250
4.03	Servicios no personales	42.249.089					42.249.089
TOTAL		6.483.738.652		1.161.573.687			7.645.312.339

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	161.012.668		16.900.000			177.912.668
4.03	Servicios no personales	178.473.340		23.100.000			201.573.340
4.04	Activos reales	37.953.830					37.953.830
4.07	Transferencias y donaciones	2.847.620.990		342.295.994			3.189.916.984
4.11	Disminución de pasivos	25.100.000					25.100.000
TOTAL		3.250.160.828		382.295.994			3.632.456.822

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	2.791.872.953		342.295.994			3.134.168.947
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.791.872.953		342.295.994			3.134.168.947
4.07.01.03.00	Transferencias corrientes internas al sector público	2.791.872.953		342.295.994			3.134.168.947
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.252.400.847		104.252.200			1.356.653.047
	- A0025 Instituto Autónomo Hospital Universitario de Caracas (HUC)	257.188.602		45.455.914			302.644.516
	- A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)	81.454.273		13.168.251			94.622.524
	- A0119 Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)	45.150.214		5.951.115			51.101.329
	- A0153 Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)	213.007.349		15.037.623			228.044.972
	- A0181 Servicio Autónomo Instituto de Biomedicina	8.647.076		2.287.191			10.934.267
	- A0306 Fundación "José Félix Ribas" (FUNDARIBAS)	11.196.312		2.056.312			13.252.624
	- A0445 Fundación Hospital Cardiológico Infantil Latinoamericano Dr. Gilberto Rodríguez Ochoa	19.986.306		6.038.008			26.024.314
	- A0446 Fundación Misión Barrio Adentro	489.136.969					489.136.969
	- A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)	30.379.950		8.292.814			38.672.764
	- A0818 Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)	1.525.014		387.536			1.912.550
	- A0907 Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"	16.275.168		3.878.071			20.153.239

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	Presupuesto 2013
	- A0957 Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)	638.618		128.486			767.104
	- A0991 Servicio Autónomo de Contraloría Sanitaria (SACS)	7.297.031		1.570.879			8.867.910
	- A1602 Fundación Misión Niño Jesús	70.517.965					70.517.965
4.07.01.03.10	Transferencias corrientes al Poder Estadal	1.528.478.004		238.043.794			1.766.521.798
	- E5200 Estado Anzoátegui	115.370.523		29.152.536			144.523.059
	- E5300 Estado Apure	76.839.112		10.237.037			87.076.149
	- E5400 Estado Aragua	102.760.770		6.298.101			109.058.871
	- E5600 Estado Bolívar	116.293.435		33.760.771			150.054.206
	- E5700 Estado Carabobo	68.393.535					68.393.535
	- E6000 Estado Falcón	71.077.025		11.966.850			83.043.875
	- E6200 Estado Lara	147.671.935		7.096.824			154.768.759
	- E6300 Estado Mérida	92.205.476		17.517.868			109.723.344
	- E6500 Estado Monagas	83.783.487		8.824.106			92.607.593
	- E6600 Estado Nueva Esparta	55.493.695		3.845.434			59.339.129
	- E6800 Estado Sucre	64.533.100		12.537.300			77.070.400
	- E6900 Estado Táchira	105.826.257		28.913.973			134.740.230
	- E7000 Estado Trujillo	116.013.458		15.890.675			131.904.133
	- E7100 Estado Yaracuy	73.969.727		11.601.419			85.571.146
	- E7200 Estado Zulia	238.246.469		40.400.900			278.647.369
4.07.01.03.11	Transferencias corrientes al Poder Municipal	10.994.102					10.994.102
	- E6419 Municipio Sucre	10.994.102					10.994.102

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	51.488.412					51.488.412
4.07.01.00.00	Transferencias y donaciones corrientes internas	51.488.412					51.488.412
4.07.01.01.00	Transferencias corrientes internas al sector privado	51.488.412					51.488.412
4.07.01.01.70	Subsidios educacionales al sector privado	200.000					200.000
	- S0374 Escuela de Salud Pública.	100.000					100.000
	- S1108 Fundación Sistema Nacional de Documentación e Información Biomédica (FUNDASINADIB).	100.000					100.000
4.07.01.01.73	Subsidios a instituciones benéficas privadas	23.621.559					23.621.559
	- S0039 Asociación Civil de Amigos del Riñón, Zulia	352.000					352.000
	- S0059 Fundación Hogar San José de la Montaña.	100.000					100.000
	- S0138 Asociación Venezolana para una Educación Sexual Alternativa (AVESA)	268.000					268.000
	- S0217 Centro de Orientación Familiar (COSFAM).	50.000					50.000
	- S0506 Fundación Alzheimer de Venezuela.	104.878					104.878
	- S0671 Fundación Patronato del Hospital de Niños J.M. De Los Rios	154.000					154.000
	- S0672 Fundación Peter Alexander para Niños Autistas del Zulia (FUPANAZ)	103.800					103.800
	- S0735 Hogar Clínica San Rafael	1.000.000					1.000.000
	- S0747 Hogares Crea de Venezuela	50.000					50.000
	- S1552 Fundación Hospital de Especialidades Pediátricas Estado Zulia	10.000.000					10.000.000
	- S1553 Banco de Sillas de Ruedas BANDESIR - Estado Zulia	70.000					70.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1823 SUMEDLARA - Suministros de Medicamentos - Quimioterapias - Niños y Adultos con Cáncer, Barquisimeto, Estado Lara	100.000					100.000
	- S1887 Fundación para el Transplante de Médula Osea S.C.	100.000					100.000
	- S2134 Fundación Unidad de Trasplante de Médula Ósea Hospital de Clínicas Caracas (FUNDAMEDULA)	2.570.115					2.570.115
	- S2135 Fundación Renal de los Llanos Occidentales (FURENLLO)	110.000					110.000
	- S2136 Asociación Civil Funda Trasplante del Hospital Militar de Caracas	352.000					352.000
	- S2137 Fundación para la Prevención y el Tratamiento de Afecciones Renales (FUNDARENAL-HUC)	352.000					352.000
	- S2138 Fundación Merideña de Enfermos Renales	88.000					88.000
	- S2140 Fundación Renal (FUNDAREN)	352.000					352.000
	- S2141 Fundación Programa Metropolitano de Trasplante de Hígado (FUNDAHIGADO)	5.288.936					5.288.936
	- S2142 Asociación Civil Organización Nacional de Trasplante de Venezuela (ONTV)	2.055.830					2.055.830
4.07.01.01.75	Subsidios a organismos laborales y gremiales	20.000					20.000
	- S0105 Asociación Nacional de Sanitaristas Jubilados y Pensionados del Ministerio de Sanidad y Asistencia Social (ANSAJ)	10.000					10.000
	- S1540 Asociación de Enfermeras (os) Jubilados y Pensionados de Venezuela (AENJUVE)	10.000					10.000
4.07.01.01.78	Subsidios científicos al sector privado	200.000					200.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1895 Fundación Huntington de Venezuela (Mal de San Vito)	200.000					200.000
4.07.01.01.99	Otras transferencias corrientes internas al sector privado	27.446.853					27.446.853
	- S0959 Subsidios Eventuales Diversos	27.446.853					27.446.853

ACCIÓN CENTRALIZADA: Previsión y protección social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	503.246.847		313.004.749			816.251.596
	TOTAL	**503.246.847**		**313.004.749**			**816.251.596**

56

Ministerio del Poder Popular para la Ciencia, Tecnología e Innovación

MINISTERIO DEL PODER POPULAR PARA CIENCIA, TECNOLOGÍA E INNOVACIÓN

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Política Presupuestaria del Ministerio del Poder Popular para Ciencia, Tecnología e Innovación (MPPCTI), se sustenta en el proceso social, liberador y transformador orientado a la producción de bienes y servicios basados en el valor de uso. El acceso de la población hacia un conocimiento científico-tecnológico cuya apropiación y reinterpretación permita la satisfacción de sus necesidades y la búsqueda de nuevos escenarios donde la interacción entre los seres humanos, los medios de producción y el ambiente tengan como premisa el desarrollo de una sociedad socialista, solamente posible con la soberanía e independencia nacional.

Los esfuerzos estarán orientados a consolidar un modelo científico, centrado en la solución de problemas concretos de la población, así como, impulsar el escalamiento productivo asociado a la industria nacional de bienes y servicios; el reimpulso de las redes sociales asociadas a la creación de conocimiento e innovación productiva, utilizando los Comités de Saberes y Producción, como un mecanismo de articulación entre las comunidades y las unidades productivas, la socialización del conocimiento científico, como mecanismo de integración de las ciencias útiles y pertinentes al servicio de las comunidades organizadas, el desarrollo de las energías alternativas y renovables para el desarrollo de la industria nacional; la aplicación de las tecnologías para la generación de productos que contribuyan con la soberanía y seguridad alimentaria y farmacéutica; la profundización de la verdadera democratización del acceso y uso de las tecnologías de información y comunicación para la conectividad del pueblo, la transferencia de espacios socio – tecnológicos para la enseñanza a manos de las comunidades, el desarrollo y puesta en marcha de la televisión digital abierta (TDA), todo ello redundando en el buen vivir de nuestro pueblo, así como también, herramientas habilitadoras del nuevo modelo científico tecnológico e industrial.

En esta perspectiva, el Ministerio del Poder Popular para Ciencia, Tecnología e Innovación (MPPCTI), continuará con el proceso de "revisión, rectificación y reimpulso" de las políticas, planes y proyectos, orientándose primeramente, en el marco estratégico planteado en las Líneas Generales del Proyecto Nacional Simón Bolívar o Primer Plan Socialista (PPS) 2007 – 2013, y en segundo término, sobre los cuatro lineamientos de política institucional establecidos para la formulación del Plan Operativo Anual (POA) 2013, los cuales se enuncian de la siguiente manera:

- Potenciar la Investigación, Desarrollo e Innovación (I+D+i) desde la visión integradora de la ciencia, tecnología e innovación conjuntamente con las comunidades y unidades productivas, impulsando el tejido socio-productivo nacional y que permita garantizar la soberanía y la satisfacción de las necesidades del pueblo.

- Garantizar el acceso, uso y apropiación de las tecnologías de telecomunicaciones e informática en la población venezolana como herramienta que posibilite el disfrute del buen vivir.

- Construir procesos de formación científica, técnica y socio-política que garantice la apropiación y reinterpretación del conocimiento científico-tecnológico de vanguardia, ancestral y popular con la finalidad de alcanzar la independencia y soberanía nacional.

- Rediseñar la institucionalidad en ciencia, tecnología e innovación mediante la construcción de espacios de articulación intra e inter institucional que permitan la instrumentación efectiva de la Política Nacional en CTI.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
116.676	560108000	Fortalecimiento de líneas y redes de investigación científica y tecnológica orientadas a las comunidades, instituciones públicas, empresas estadales y sector universitario	Proyecto			1.000	500.000			500.000
116.679	560109000	Divulgar los logros del Ministerio del Poder Popular para Ciencia, Tecnología e Innovación en el marco de la construcción del socialismo bolivariano.	Actividad de Difusión y Fortalecimiento Realizada			12	3.500.000			3.500.000
116.681	560110000	Sistema integrado de Indicadores de resultado e impacto de las políticas públicas en materia de ciencia, tecnología e innovación.	Sistema de Información			1	500.000			500.000
116.683	560111000	Fomento a la inventiva tecnológica nacional permitiendo una participación protagónica de los innovadores y tecnólogos en el desarrollo de las redes socio-productivas de la nación.	Prototipo			100	700.000			700.000
116.684	560112000	Actualización y mantenimiento de la academia de software libre (ASL) a nivel nacional, para el fortalecimiento en tecnologías libres	Contenidos Informáticos			6	2.718.528			2.718.528
116.696	560113000	Fortalecimiento de la capacidad innovadora de las redes socialistas de innovación productiva a nivel nacional.	Red Fortalecida			300	900.000			900.000
116.699	560114000	Fortalecimiento en el acceso y uso de las tecnologías de información avanzadas en la administración pública nacional (APN).	Curso			3	400.000			400.000
116.701	560115000	Modernización y fortalecimiento de la infraestructura tecnológica del MPPCTI. Fase II	Plataforma Tecnológica			1	5.000.000			5.000.000
116.702	560116000	Sistema nacional de formación para la ciencia, la tecnología y la innovación.	Sistema			1	1.000.000			1.000.000

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
N.E.	Ppto.		Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
				Fem.	Masc.	Total				
116.703	560117000	Formación de los trabajadores y trabajadoras de unidades socialista de producción a nivel nacional.	Taller / Curso			12	1.000.000			1.000.000
116.704	560118000	Desarrollo de estrategias de relaciones bilaterales y multilaterales de cooperación, intercambio y complementación científico-tecnológica	Actuación			280	3.000.000			3.000.000
116.712	560119000	Socialización del conocimiento científico y tecnológico para la democratización del saber.	Evento Organizado			20	1.500.000			1.500.000
116.675	560120000	Fortalecimiento del entorno de atención social en función del bienestar de la población	Caso Atendido			100	1.500.000			1.500.000
	569999000	Aportes y transferencias para financiar los proyectos de los entes descentralizados	Bolivar			778.451.436	778.451.436			778.451.436
						TOTAL	800.669.964			800.669.964

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
560001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	240.748.628			240.748.628
560002000	Gestión administrativa	1.705.844.054			1.705.844.054
560003000	Previsión y protección social	3.037.752			3.037.752
	TOTAL	**1.949.630.434**			**1.949.630.434**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**213**	**239**	**25**	**477**	**12.870.600**	**2.959.099**	**15.829.699**
Alto Nivel y de Dirección	48	45	13	106	2.608.470		2.608.470
Profesional y Técnico	120	76		196	5.738.648	1.044.049	6.782.697
Personal Administrativo	40	15		55	1.386.730	246.688	1.633.418
Obrero	5	103	12	120	3.136.752	1.668.362	4.805.114
Personal Contratado	**206**	**177**		**383**	**20.463.277**		**20.463.277**
Profesional y Técnico	196	127		323	18.022.357		18.022.357
Obrero	10	50		60	2.440.920		2.440.920
TOTAL	**419**	**416**	**25**	**860**	**33.333.877**	**2.959.099**	**36.292.976**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**3**	**2**	**5**	**693.992**
Empleados	3	2	5	693.992
Jubilados	**13**	**5**	**18**	**2.343.760**
Empleados	13	5	18	2.343.760
TOTAL	**16**	**7**	**23**	**3.037.752**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	235.448.663			235.448.663
4.02	Materiales, suministros y mercancías	25.844.462			25.844.462
4.03	Servicios no personales	55.501.350			55.501.350
4.04	Activos reales	14.901.050			14.901.050
4.07	Transferencias y donaciones	2.417.784.873			2.417.784.873
4.11	Disminución de pasivos	820.000			820.000
	TOTAL	**2.750.300.398**			**2.750.300.398**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.408.695.092			2.408.695.092
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.399.824.063			2.399.824.063
4.07.01.03.00	Transferencias corrientes internas al sector público	2.399.824.063			2.399.824.063
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.226.383.148			2.226.383.148
	- A0046 Instituto Nacional de Capacitación y Educación Socialista (INCES)	200.000.000			200.000.000
	- A0063 Instituto Venezolano de Investigaciones Científicas (IVIC)	400.000.000			400.000.000
	- A0191 Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)	26.000.000			26.000.000
	- A0209 Centro Nacional de Tecnologías de Información (CNTI)	51.000.000			51.000.000
	- A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)	20.000.000			20.000.000
	- A0271 Fundación Centro Nacional de Investigación y Certificación en Vivienda, Hábitat y Desarrollo Urbano	5.000.000			5.000.000
	- A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)	16.629.606			16.629.606
	- A0313 Fundación Instituto de Estudios Avanzados (IDEA)	86.000.000			86.000.000
	- A0314 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)	3.616.110			3.616.110
	- A0315 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)	11.051.642			11.051.642
	- A0316 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)	6.802.305			6.802.305
	- A0318 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)	5.087.790			5.087.790
	- A0319 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)	9.287.945			9.287.945
	- A0320 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)	10.924.519			10.924.519
	- A0321 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira)	3.835.541			3.835.541
	- A0322 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)	3.686.400			3.686.400

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- A0333 Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)	352.955.363			352.955.363
	- A0334 Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)	104.706.486			104.706.486
	- A0338 Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)	9.000.000			9.000.000
	- A0355 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)	6.363.673			6.363.673
	- A0363 Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)	25.000.000			25.000.000
	- A0382 Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)	21.872.779			21.872.779
	- A0405 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)	7.179.689			7.179.689
	- A0429 Fundación Centro Nacional de Tecnología Química (CNTQ)	10.000.000			10.000.000
	- A0430 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)	3.380.020			3.380.020
	- A0431 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)	5.692.902			5.692.902
	- A0432 Fundación para el Desarrollo de la Ciencia y la Tecnologia en el Estado Barinas (Fundacite-Barinas)	3.939.355			3.939.355
	- A0433 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)	2.959.423			2.959.423
	- A0434 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)	4.095.709			4.095.709
	- A0435 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)	1.966.730			1.966.730
	- A0436 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)	2.151.443			2.151.443
	- A0437 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)	4.095.465			4.095.465
	- A0438 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)	1.608.816			1.608.816
	- A0439 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)	3.535.839			3.535.839

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- A0440 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)	3.466.929			3.466.929
	- A0442 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)	4.418.759			4.418.759
	- A0443 Fundación Centro Nacional de Desarrollo e Investigación en Telecomunicaciones (CENDIT)	8.842.077			8.842.077
	- A0458 Fundación Centro Nacional de Innovación Tecnológica (CENIT)	23.127.072			23.127.072
	- A0461 Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)	7.466.884			7.466.884
	- A0464 Fundación Infocentro	117.232.938			117.232.938
	- A0660 Instituto Postal Telegráfico de Venezuela (IPOSTEL)	460.746.109			460.746.109
	- A0929 Fondo Nacional de Ciencia, Tecnología e Innovación (FONACIT)	98.650.242			98.650.242
	- A0937 Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)	10.000.000			10.000.000
	- A1301 Agencia Bolivariana para Actividades Espaciales (ABAE)	63.006.588			63.006.588
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	173.440.915			173.440.915
	- A0677 Química, Biotecnología al Servicio Social (QUIMBIOTEC, C.A.)	2.991.378			2.991.378
	- A1211 Telecom Venezuela, C.A.	42.116.736			42.116.736
	- A1225 Red de Transmisiones de Venezuela, C.A.	83.470.534			83.470.534
	- A1267 Corporación para el Desarrollo Científico y Tecnológico, S.A. (CODECYT S.A)	44.862.267			44.862.267
4.07.03.00.00	Transferencias y donaciones de capital internas	8.871.029			8.871.029
4.07.03.03.00	Transferencias de capital internas al sector público	8.871.029			8.871.029
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	8.871.029			8.871.029
	- A0677 Química, Biotecnología al Servicio Social (QUIMBIOTEC, C.A.)	7.008.622			7.008.622
	- A1225 Red de Transmisiones de Venezuela, C.A.	1.862.407			1.862.407

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.834.029			3.834.029
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	3.834.029			3.834.029
4.07.02.01.00	Transferencias corrientes al exterior	3.834.029			3.834.029
4.07.02.01.04	Transferencias corrientes a organismos internacionales	3.834.029			3.834.029
	- I0015 Centro Internacional de Ingeniería Genética y Biotecnología.	141.900			141.900
	- I0018 Centro Latinoamericano de la Física (CLAF)	8.600			8.600
	- I0082 Organización de los Estados Americanos (O.E.A.)	197.800			197.800
	- I0139 Instituto Interamericano para la Investigación del Cambio Global (I.A.I)	202.100			202.100
	- I0159 Unión Internacional de Telecomunicaciones	2.381.600			2.381.600
	- I0162 Unión Postal Universal	213.169			213.169
	- I0212 Fundación Internacional para la Ciencia - IFS	860			860
	- I0220 Programa Iberoamericano de Ciencia y Tecnología para el Desarrollo - CYTED	688.000			688.000

PROYECTO: COD. N.E: 116676 COD. PPTO: 560108000 Fortalecimiento de líneas y redes de investigación científica y tecnológica orientadas a las comunidades, instituciones públicas, empresas estadales y sector universitario

UNIDAD DE MEDIDA: Proyecto

CANTIDAD: Fem.(0) Mas.(0) Total(1.000)

ASIGNACIÓN PRESUPUESTARIA: 500.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un modelo productivo socialista

OBJETIVO ESTRATÉGICO: Potenciar la investigación, desarrollo e innovación (I+D+I) Desde la visión integradora de la ciencia, tecnología e innovación con las comunidades y unidades productivas, Impulsando el tejido socio_productivo nacional y garantizando las necesidades del pueblo con plena soberanía nacional.

OBJETIVOS ESPECÍFICOS: Ejecutar líneas de Investigación, conformar redes y crear espacios de articulación, e intercambio de conocimientos en ciencia y tecnologia, para la generación de investigaciones en las áreas estratégicas y prioritarias del país, que tiendan hacia el bienestar social de la población venezolana.

RESULTADO: Proyectos de investigación en áreas estratégicas y prioritarias para el país, que tiendan hacia el bienestar social de la población venezolana

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	120.000					120.000
4.03	Servicios no personales	380.000					380.000
	TOTAL	500.000					500.000

PROYECTO: COD. N.E: 116679 COD. PPTO: 560109000 Divulgar los logros del Ministerio del Poder Popular para Ciencia, Tecnología e Innovación en el marco de la construcción del socialismo bolivariano.

UNIDAD DE MEDIDA: Actividad de difusión y fortalecimiento realizada

CANTIDAD: Fem.(0) Mas.(0) Total(12)

ASIGNACIÓN PRESUPUESTARIA: 3.500.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un modelo productivo socialista

OBJETIVO ESTRATÉGICO: Rediseñar la institucionalidad en ciencia, tecnología e innovación mediante la construcción de espacios de articulación intra e interinstitucional que permitan la instrumentación efectiva de la política nacional en ciencia, tecnologia e innovación

OBJETIVOS ESPECÍFICOS: Difundir y reconocer las actividades en ciencia, tecnología, innovación, a través de la aplicación de políticas y planes comunicacionales que permitan visibilizar el conocimiento, los logros y apropiación social a la sociedad venezolana.

RESULTADO: Publicaciones, producción audiovisual, eventos, campañas institucionales, publicaciones especializadas, diseños institucionales, reconocimiento, exhibición

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	543.500					543.500
4.03	Servicios no personales	2.718.500					2.718.500
4.04	Activos reales	238.000					238.000
	TOTAL	3.500.000					3.500.000

PROYECTO: COD. N.E: 116681 COD. PPTO: 560110000 Sistema integrado de indicadores de resultado e impacto de las políticas públicas en materia de ciencia, tecnología e innovación.

UNIDAD DE MEDIDA: Sistema de información

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 500.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un modelo productivo socialista

OBJETIVO ESTRATÉGICO: Rediseñar la institucionalidad en ciencia, tecnología e innovación mediante la construcción de espacios de articulación intra e inter institucional que permitan la instrumentación efectiva de la política nacional en CTI.

OBJETIVOS ESPECÍFICOS: Fortalecer la producción de información con fines estadisticos, referente a la ejecución e impacto de las politicas públicas en materia de ciencia, tecnologia e innovación.

RESULTADO: Sistema integrado de indicadores de resultado e impacto de las politicas públicas en materia de ciencia, tecnologia e innovación

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancias	200.000					200.000
4.03	Servicios no personales	300.000					300.000
	TOTAL	**500.000**					**500.000**

PROYECTO: COD. N.E: 116683 COD. PPTO: 560111000 Fomento a la inventiva tecnológica nacional permitiendo una participación protagónica de los innovadores y tecnólogos en el desarrollo de las redes socio-productivas de la nación.

UNIDAD DE MEDIDA: Prototipo

CANTIDAD: Fem.(0) Mas.(0) Total(100)

ASIGNACIÓN PRESUPUESTARIA: 700.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un modelo productivo socialista

OBJETIVO ESTRATÉGICO: Construir procesos de formación científica, técnica y socio-política que garantice la apropiación y reinterpretación del conocimiento científico-tecnológico de vanguardia ancestral y popular con la finalidad de alcanzar la independencia y soberania nacional.

OBJETIVOS ESPECÍFICOS: Fomentar la inventiva tecnológica nacional apoyando a los innovadores e innovadoras o tecnólogos y tecnólogas en el desarrollo de sus prototipos para producir bienes y servicios que impulsen la generación de proyectos socio-productivos que garanticen una mejor calidad de vida.

RESULTADO: Prototipos de proyectos financiados, para el desarrollo socio-productivo del país.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	160.000					160.000
4.03	Servicios no personales	540.000					540.000
	TOTAL	700.000					700.000

PROYECTO: COD. N.E: 116684 COD. PPTO: 560112000 Actualización y mantenimiento de la academia de software Libre (ASL) a nivel nacional, para el fortalecimiento en tecnologías libres

UNIDAD DE MEDIDA: Contenidos informáticos

CANTIDAD: Fem.(0) Mas.(0) Total(6)

ASIGNACIÓN PRESUPUESTARIA: 2.718.528

DIRECTRIZ ESTRATÉGICA: Construcción de la suprema felicidad

OBJETIVO ESTRATÉGICO: Garantizar el acceso, uso y apropiación de las tecnologías de telecomunicaciones e informática en la población venezolana como herramienta que posibilite el disfrute del buen vivir

OBJETIVOS ESPECÍFICOS: Actualizar los contenidos presenciales y en línea en tecnologías libres, orientados al área de programación, base de datos, redes, y entornos web.

RESULTADO: 50 % de contenidos presenciales y en línea en tecnologías libre actualizados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	80.000					80.000
4.03	Servicios no personales	2.638.528					2.638.528
	TOTAL	**2.718.528**					**2.718.528**

PROYECTO: COD. N.E: 116696 COD. PPTO: 560113000 Fortalecimiento de la capacidad innovadora de las redes socialistas de innovación productiva a nivel nacional.

UNIDAD DE MEDIDA: Red fortalecida

CANTIDAD: Fem.(0) Mas.(0) Total(300)

ASIGNACIÓN PRESUPUESTARIA: 900.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un modelo productivo socialista

OBJETIVO ESTRATÉGICO: Potenciar la investigación, desarrollo e innovación (I+D+i), desde la visión integradora de la ciencia, tecnología e innovación con las comunidades y unidades productivas impulsando el tejido socio-productivo nacional y garantizando la satisfacción de las necesidades del pueblo con plena soberania nacional

OBJETIVOS ESPECÍFICOS: Fortalecer las capacidades para el mejoramiento de la calidad, inocuidad, productividad, desarrollo tecnológico e innovación en los procesos de producción y transformación de bienes y servicios de las redes socialistas de innovación productiva.

RESULTADO: Fortalecimiento de las capacidades de producción e innovación de las redes socialistas de innovación productiva

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	175.000					175.000
4.03	Servicios no personales	725.000					725.000
	TOTAL	**900.000**					**900.000**

PROYECTO: COD. N.E: 116699 COD. PPTO: 560114000 Fortalecimiento en el acceso y uso de las tecnologías de información avanzadas en la administración pública nacional (APN).

UNIDAD DE MEDIDA: Curso

CANTIDAD: Fem.(0) Mas.(0) Total(3)

ASIGNACIÓN PRESUPUESTARIA: 400.000

DIRECTRIZ ESTRATÉGICA: Profundización de la democracia protagónica revolucionaria

OBJETIVO ESTRATÉGICO: Garantizar el acceso, uso y apropiación de las tecnologías de telecomunicaciones e informática en la población venezolana como herramienta que posibilite el disfrute del buen vivir

OBJETIVOS ESPECÍFICOS: Fortalecer las capacidades del MPPCTI y sus entes adscritos para la implantación de tecnologías de información y comunicación avanzadas de alto impacto como televisión digital terrestre, Ipv6, BPM, inteligencia de información y definir un modelo de unidades productivas que brinden soporte técnico en TI

RESULTADO: Incremento de las capacidades de los servidores públicos de la APN en la implementación de tecnologías de información y comunicación avanzadas de alto impacto

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	50.000					50.000
4.03	Servicios no personales	350.000					350.000
	TOTAL	**400.000**					**400.000**

PROYECTO: COD. N.E: 116701 COD. PPTO: 560115000 Modernización y fortalecimiento de la infraestructura tecnológica del MPPCTI. Fase II

UNIDAD DE MEDIDA: Plataforma tecnológica

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 5.000.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un modelo productivo socialista

OBJETIVO ESTRATÉGICO: Garantizar el acceso, uso y apropiación de las tecnologias de telecomunicaciones e informática en la población venezolana como herramienta que posibilite el disfrute del buen vivir

OBJETIVOS ESPECÍFICOS: Fortalecer la plataforma tecnológica del MPPCTI, mediante su adecuación a las nuevas tendencias de TIC, que proporcionen mayor efectividad a los sistemas y procesos de gestión institucional

RESULTADO: Plataforma tecnológica del MPPCTI actualizada y adecuada a las necesidades institucionales y a las nuevas tendencias tecnológicas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	2.420.000					2.420.000
4.03	Servicios no personales	1.080.000					1.080.000
4.04	Activos reales	1.500.000					1.500.000
	TOTAL	5.000.000					5.000.000

PROYECTO: COD. N.E: 116702 COD. PPTO: 560116000 Sistema nacional de formación para la ciencia, la tecnología y la innovación.

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 1.000.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un modelo productivo socialista

OBJETIVO ESTRATÉGICO: Construir procesos de formación científica, técnica y sociopolitica que garantice la apropiación y reinterpretación del conocimiento científico, tecnológico de vanguardia, ancestral y popular con la finalidad de alcanzar la independencia y soberanía nacional.

OBJETIVOS ESPECÍFICOS: Diseño e implantación del sistema nacional de formación para la ciencia, la tecnología y la innovación.

RESULTADO: Sistema nacional de formación para la ciencia, la tecnologia y la innovación con pertinencia social, diseñado e implantado.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	207.989					207.989
4.03	Servicios no personales	792.011					792.011
	TOTAL	**1.000.000**					**1.000.000**

PROYECTO: COD. N.E: 116703 COD. PPTO: 560117000 Formación de los trabajadores y trabajadoras de unidades socialista de producción a nivel nacional.

UNIDAD DE MEDIDA: Taller / Curso

CANTIDAD: Fem.(0) Mas.(0) Total(12)

ASIGNACIÓN PRESUPUESTARIA: 1.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de la suprema felicidad

OBJETIVO ESTRATÉGICO: Construir el procesos de formación científicas, técnicas y socio-políticas que garantice la apropiación y reinterpretación del conocimiento científico-tecnológico de vanguardia, ancestral y popular con la finalidad de alcanzar la independencia y soberanía nacional

OBJETIVOS ESPECÍFICOS: Formar a los trabajadores y trabajadoras de las unidades socialistas de producción, fortaleciendo el conocimiento científico-tecnológico para el mejor desempeño de las actividades productivas y el desarrollo de nuevas formas organizativas, en el marco del nuevo modelo productivo socialista

RESULTADO: Desarrollo de planes y metodología dirigidas a los trabajadores y trabajadoras en las unidades de producción, que contribuya en un efectivo desempeño de las actividades que demanda el nuevo modelo productivo socialista.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	400.000					400.000
4.03	Servicios no personales	600.000					600.000
	TOTAL	1.000.000					1.000.000

PROYECTO: COD. N.E: 116704 COD. PPTO: 560118000 Desarrollo de estrategias de relaciones bilaterales y multilaterales de cooperación, Intercambio y complementación científico-tecnológica

UNIDAD DE MEDIDA: Actuación

CANTIDAD: Fem.(0) Mas.(0) Total(280)

ASIGNACIÓN PRESUPUESTARIA: 3.000.000

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la nueva etapa en la geopolítica internacional

OBJETIVO ESTRATÉGICO: Rediseñar la institucionalidad en ciencia, tecnología e innovación mediante la construcción de espacios de articulación intra e inter institucional que permita la instrumentación efectiva de la política nacional en CTI.

OBJETIVOS ESPECÍFICOS: Diseñar y ejecutar, estrategias para el afianzamiento de las relaciones bilaterales de cooperación, complementación e intercambio, así como del protagonismo y participación en foros multilaterales, con base en el acopio y sistematización de información relativa a escenarios y oportunidades estratégicas de relación en el nuevo marco geopolítico mundial

RESULTADO: Alianzas estratégicas de cooperación, complementación, posicionamiento e intercambio, bilateral y multilateral en ciencia y tecnología, que promueve el nuevo modelo geopolítico internacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	38.000					38.000
4.03	Servicios no personales	2.962.000					2.962.000
	TOTAL	**3.000.000**					**3.000.000**

PROYECTO: COD. N.E: 116712 COD. PPTO: 560119000 Socialización del conocimiento científico y tecnológico para la democratización del saber.

UNIDAD DE MEDIDA: Evento Organizado

CANTIDAD: Fem.(0) Mas.(0) Total(20)

ASIGNACIÓN PRESUPUESTARIA: 1.500.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Construir procesos de formación científica, técnica y socio-política que garantice la apropiación y reinterpretación del conocimiento científico-tecnológico de vanguardia, ancestral y popular con la finalidad de alcanzar la independencia y soberanía nacional.

OBJETIVOS ESPECÍFICOS: Potenciar el desarrollo de las organizaciones comunitarias como fuerza colectiva, mediante la apropiación de herramientas que fortalezcan la toma de decisiones y la resolución de problemas sociales, en el marco de la consolidación de un nuevo modelo científico-tecnológico en el país.

RESULTADO: Población nacional informada sobre actividades de ciencia, tecnología e innovación a partir de procesos de socialización de experiencias y el intercambio de saberes.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	120.000					120.000
4.03	Servicios no personales	1.380.000					1.380.000
	TOTAL	**1.500.000**					**1.500.000**

PROYECTO: COD. N.E: 116675 COD. PPTO: 560120000 Fortalecimiento del entorno de atención social en función del bienestar de la población

UNIDAD DE MEDIDA: Caso Atendido

CANTIDAD: Fem.(0) Mas.(0) Total(100)

ASIGNACIÓN PRESUPUESTARIA: 1.500.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Rediseñar la institucionalidad en ciencia, tecnología e innovación mediante la construcción de espacios de articulación intra e inter institucional que permitan la instrumentación efectiva de la política nacional en CTI

OBJETIVOS ESPECÍFICOS: Gestionar de forma oportuna, adecuada y efectiva los casos sociales que presenta la comunidad ante el Ministerio del Poder Popular para Ciencia, Tecnología e Innovación a fin de fomentar la atención social en función del bienestar de la población

RESULTADO: Atención de solicitudes, reclamos o sugerencias que presentan los ciudadanos y ciudadanas ante el Ministerio del Poder Popular para Ciencia, Tecnología e Innovación a través de la oficina de atención al ciudadano con la finalidad de ayudar a la población a mejorar sus condiciones de vida

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	17.857					17.857
4.03	Servicios no personales	92.143					92.143
4.07	Transferencias y donaciones	1.390.000					1.390.000
	TOTAL	1.500.000					1.500.000

PROYECTO: COD. PPTO: 569999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(778.451.436)

ASIGNACIÓN PRESUPUESTARIA: 778.451.436

DIRECTRIZ ESTRATÉGICA: No Aplica

OBJETIVO ESTRATÉGICO: Consolidación del nuevo modelo implantando con miras al socialismo bolivariano

OBJETIVOS ESPECÍFICOS: Garantizar a los órganos y entes adscritos del MPPCTII, los recursos financiero para la ejecución de los proyectos

RESULTADO: Bolívar

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	778.451.436					778.451.436
	TOTAL	**778.451.436**					**778.451.436**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	778.451.436					778.451.436
4.07.01.00.00	Transferencias y donaciones corrientes internas	776.589.029					776.589.029
4.07.01.03.00	Transferencias corrientes internas al sector público	776.589.029					776.589.029
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	725.211.037					725.211.037
	- A0063 Instituto Venezolano de Investigaciones Científicas (IVIC)	162.690.660					162.690.660
	- A0191 Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)	10.727.043					10.727.043
	- A0209 Centro Nacional de Tecnologías de Información (CNTI)	27.816.665					27.816.665
	- A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)	11.972.272					11.972.272
	- A0271 Fundación Centro Nacional de Investigación y Certificación en Vivienda, Hábitat y Desarrollo Urbano	3.000.000					3.000.000
	- A0313 Fundación Instituto de Estudios Avanzados (IDEA)	27.241.053					27.241.053
	- A0314 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)	2.022.717					2.022.717
	- A0315 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)	5.906.607					5.906.607
	- A0316 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)	1.190.533					1.190.533
	- A0318 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)	3.285.416					3.285.416
	- A0319 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)	4.254.150					4.254.150
	- A0320 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)	2.772.984					2.772.984

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0321 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira)	2.897.895					2.897.895
	- A0322 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)	1.749.718					1.749.718
	- A0333 Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)	178.699.368					178.699.368
	- A0334 Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)	69.448.317					69.448.317
	- A0338 Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)	5.419.433					5.419.433
	- A0355 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)	3.954.120					3.954.120
	- A0363 Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)	15.601.681					15.601.681
	- A0382 Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)	15.788.354					15.788.354
	- A0405 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)	2.899.494					2.899.494
	- A0429 Fundación Centro Nacional de Tecnología Química (CNTQ)	6.400.000					6.400.000
	- A0430 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)	1.130.099					1.130.099
	- A0431 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)	1.220.127					1.220.127
	- A0432 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)	2.767.541					2.767.541
	- A0433 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)	1.051.138					1.051.138

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0434 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)	1.807.306					1.807.306
	- A0435 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)	705.056					705.056
	- A0436 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)	682.644					682.644
	- A0437 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)	873.057					873.057
	- A0438 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)	924.174					924.174
	- A0439 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)	2.252.625					2.252.625
	- A0440 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)	1.839.582					1.839.582
	- A0442 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)	2.468.402					2.468.402
	- A0458 Fundación Centro Nacional de Innovación Tecnológica (CENIT)	15.044.031					15.044.031
	- A0461 Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)	6.492.164					6.492.164
	- A0464 Fundación Infocentro	59.648.053					59.648.053
	- A0937 Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)	6.455.758					6.455.758
	- A1301 Agencia Bolivariana para Actividades Espaciales (ABAE)	54.110.800					54.110.800
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	51.377.992					51.377.992

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A1225 Red de Transmisiones de Venezuela, C.A.	51.377.992					51.377.992
4.07.03.00.00	Transferencias y donaciones de capital internas	1.862.407					1.862.407
4.07.03.03.00	Transferencias de capital internas al sector público	1.862.407					1.862.407
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	1.862.407					1.862.407
	- A1225 Red de Transmisiones de Venezuela, C.A.	1.862.407					1.862.407

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	235.448.663					235.448.663
4.03	Servicios no personales	5.299.965					5.299.965
	TOTAL	**240.748.628**					**240.748.628**

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	21.312.116					21.312.116
4.03	Servicios no personales	35.643.203					35.643.203
4.04	Activos reales	13.163.050					13.163.050
4.07	Transferencias y donaciones	1.634.905.685					1.634.905.685
4.11	Disminución de pasivos	820.000					820.000
	TOTAL	**1.705.844.054**					**1.705.844.054**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	1.630.243.656					1.630.243.656
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.623.235.034					1.623.235.034
4.07.01.03.00	Transferencias corrientes internas al sector público	1.623.235.034					1.623.235.034
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.501.172.111					1.501.172.111
	- A0046 Instituto Nacional de Capacitación y Educación Socialista (INCES)	200.000.000					200.000.000
	- A0063 Instituto Venezolano de Investigaciones Científicas (IVIC)	237.309.340					237.309.340
	- A0191 Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)	15.272.957					15.272.957
	- A0209 Centro Nacional de Tecnologías de Información (CNTI)	23.183.335					23.183.335

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)	8.027.728					8.027.728
	- A0271 Fundación Centro Nacional de Investigación y Certificación en Vivienda, Hábitat y Desarrollo Urbano	2.000.000					2.000.000
	- A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)	16.629.606					16.629.606
	- A0313 Fundación Instituto de Estudios Avanzados (IDEA)	58.758.947					58.758.947
	- A0314 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)	1.593.393					1.593.393
	- A0315 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)	5.145.035					5.145.035
	- A0316 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)	5.611.772					5.611.772
	- A0318 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)	1.802.374					1.802.374
	- A0319 Fundación para el Desarrollo de la Ciencia y la Tecnologia en el Estado Bolívar (Fundacite-Bolívar)	5.033.795					5.033.795
	- A0320 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)	8.151.535					8.151.535
	- A0321 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira)	937.646					937.646
	- A0322 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)	1.936.682					1.936.682
	- A0333 Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)	174.255.995					174.255.995

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0334 Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)	35.258.169					35.258.169
	- A0338 Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)	3.580.567					3.580.567
	- A0355 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)	2.409.553					2.409.553
	- A0363 Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)	9.398.319					9.398.319
	- A0382 Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)	6.084.425					6.084.425
	- A0405 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)	4.280.195					4.280.195
	- A0429 Fundación Centro Nacional de Tecnología Química (CNTQ)	3.600.000					3.600.000
	- A0430 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)	2.249.921					2.249.921
	- A0431 Fundación para el Desarrollo de la Ciencia y la Tecnologia en el Estado Apure (Fundacite-Apure)	4.472.775					4.472.775
	- A0432 Fundación para el Desarrollo de la Ciencia y la Tecnologia en el Estado Barinas (Fundacite-Barinas)	1.171.814					1.171.814
	- A0433 Fundación para el Desarrollo de la Ciencia y la Tecnologia en el Estado Cojedes (Fundacite-Cojedes)	1.908.285					1.908.285
	- A0434 Fundación para el Desarrollo de la Ciencia y la Tecnologia en el Estado Delta Amacuro (Fundacite-Delta Amacuro)	2.288.403					2.288.403

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0435 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)	1.261.674					1.261.674
	- A0436 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)	1.468.799					1.468.799
	- A0437 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)	3.222.408					3.222.408
	- A0438 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)	684.642					684.642
	- A0439 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)	1.283.214					1.283.214
	- A0440 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)	1.627.347					1.627.347
	- A0442 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)	1.950.357					1.950.357
	- A0443 Fundación Centro Nacional de Desarrollo e Investigación en Telecomunicaciones (CENDIT)	8.842.077					8.842.077
	- A0458 Fundación Centro Nacional de Innovación Tecnológica (CENIT)	8.083.041					8.083.041
	- A0461 Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)	974.720					974.720
	- A0464 Fundación Infocentro	57.584.885					57.584.885
	- A0660 Instituto Postal Telegráfico de Venezuela (IPOSTEL)	460.746.109					460.746.109
	- A0929 Fondo Nacional de Ciencia, Tecnología e Innovación (FONACIT)	98.650.242					98.650.242

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0937 Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)	3.544.242					3.544.242
	- A1301 Agencia Bolivariana para Actividades Espaciales (ABAE)	8.895.788					8.895.788
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	122.062.923					122.062.923
	- A0677 Química, Biotecnología al Servicio Social (QUIMBIOTEC, C.A.)	2.991.378					2.991.378
	- A1211 Telecom Venezuela, C.A.	42.116.736					42.116.736
	- A1225 Red de Transmisiones de Venezuela, C.A.	32.092.542					32.092.542
	- A1267 Corporación para el Desarrollo Científico y Tecnológico, S.A. (CODECYT S.A)	44.862.267					44.862.267
4.07.03.00.00	Transferencias y donaciones de capital internas	7.008.622					7.008.622
4.07.03.03.00	Transferencias de capital internas al sector público	7.008.622					7.008.622
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	7.008.622					7.008.622
	- A0677 Química, Biotecnología al Servicio Social (QUIMBIOTEC, C.A.)	7.008.622					7.008.622

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	3.834.029					3.834.029
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	3.834.029					3.834.029
4.07.02.01.00	Transferencias corrientes al exterior	3.834.029					3.834.029
4.07.02.01.04	Transferencias corrientes a organismos internacionales	3.834.029					3.834.029
	- I0015 Centro Internacional de Ingeniería Genética y Biotecnología.	141.900					141.900
	- I0018 Centro Latinoamericano de la Física (CLAF)	8.600					8.600
	- I0082 Organización de los Estados Americanos (O.E.A.)	197.800					197.800
	- I0139 Instituto Interamericano para la Investigación del Cambio Global (I.A.I)	202.100					202.100
	- I0159 Unión Internacional de Telecomunicaciones	2.381.600					2.381.600
	- I0162 Unión Postal Universal	213.169					213.169
	- I0212 Fundación Internacional para la Ciencia - IFS	860					860
	- I0220 Programa Iberoamericano de Ciencia y Tecnología para el Desarrollo - CYTED	688.000					688.000

ACCIÓN CENTRALIZADA: Previsión y protección social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	3.037.752					3.037.752
	TOTAL	**3.037.752**					**3.037.752**

57

Ministerio del Poder Popular para las Comunas y Protección Social

MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Ministerio del Poder Popular para las Comunas y Protección Social para el ejercicio fiscal 2013, orientará su gestión en el marco del Plan de Desarrollo Económico y Social de la Nación 2007-2013, bajo la línea estratégica de la suprema felicidad social, implementando mecanismos que impulsen la incorporación de los sectores más excluidos de la población venezolana, con la finalidad de mejorar las condiciones de vida de la población, rumbo a la democracia protagónica y revolucionaria, enfocado hacia la conformación del estado socialista y participativo en procura de la construcción de una sociedad justa y equitativa.

En tal sentido promoverá la conformación de los sistemas sociales y de la estructura socio-productiva, mediante la articulación de las comunidades y la promoción de la organización, expansión y consolidación de los consejos comunales y del poder comunal, a través del acompañamiento integral desde las escuelas del poder popular. Para ello, en el Prepuesto del año 2013 se fortalece el proyecto con enfoque de género "Escuela para el fortalecimiento del poder popular 2013" con una asignación de Bs. 71.500.000,00, destinados a formar 300.000 ciudadanos por voceros y voceras del poder popular, en las áreas ético, político, ideológico, cultural y técnico, así como brindar el acompañamiento y la asistencia técnica.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
118.776	570061000	Atención y asesoramiento médico a personas con discapacidad de causa genética y sus familiares como parte de un programa comunitario sobre genética en Venezuela.	Persona Atendida			8.600	13.200.000			13.200.000
118.851	570062000	Escuela para el fortalecimiento del poder popular 2013	Ciudadano Formado	100.000	200.000	300.000	71.500.000			71.500.000
118.787	570063000	Transferencia de recursos financieros a los entes adscritos del Ministerio en el marco de la Gran Misión Vivienda Venezuela	Transferencia			10	5.000.000			5.000.000
118.786	570064000	Transferencia de los Recursos a Proyectos Socioproductivos en el Marco de la Gran Misión Saber y Trabajo.	Transferencia			80	8.800.000			8.800.000
118.769	570065000	Fortalecimiento a las organizaciones socioproductivas comuales, en el ámbito económico, productivo y social	Organización Fortalecida			280	16.500.000			16.500.000
119.013	570066000	Fortalecimiento de la Plataforma de Comunicación del Ministerio del Poder Popular para las Comunas y Protección Social.	Plataforma tecnológica			1	4.229.631			4.229.631
118.953	570067000	Implantación de salas de videoconferencia para el Ministerio del Poder Popular para las Comunas y Protección Social a Nivel Nacional (Fase I).	Sala de Video Conferencia			4	12.270.369			12.270.369
118.745	570068000	Acompañamiento en la Gestión Comunal de las Instancias del Poder Popular.	Instancias			29.686	38.500.000			38.500.000
118.826	570069000	Segundo Estudio de Medición de Impacto de las Políticas Públicas del Ministerio del Poder Popular para las Comunas y Protección Social	Informe			7	1.650.000			1.650.000
118.790	570070000	Brindar atención integral a las personas con discapacidad y sus familiares generándoles espacios para su organización y participación activa en el marco de la Misión Dr. José Gregorio Hernández	Persona Beneficiada			87.550	31.900.000			31.900.000
118.784	570071000	Fortalecimiento de la economía comunal a través de proyectos pilotos e innovadores, en comunidades organizadas.	Proyecto			14	11.000.000			11.000.000

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
N.E.	Ppto.		Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
				Fem.	Masc.	Total				
118.964	570072000	Atención Integral inmediata a personas en condiciones de vulnerabilidad y máxima exclusión social, así como a organizaciones sociales.	Persona Atendida			2.500	16.000.000			16.000.000
118.904	570073000	Acompañamiento Integral a las Asociaciones Cooperativas para su fortalecimiento e intercooperación dentro de las redes socioproductivas	Cooperativa			17.825	8.200.000			8.200.000
118.763	570074000	Implementación de acciones en materia de protección social para profundizar la transformación socio-cultural y socio-política de la población en pobreza extrema y máxima exclusión social	Persona Beneficiada			1.590.870	37.400.000			37.400.000
	579999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			1.598.385.463	1.598.385.463			1.598.385.463
						TOTAL	1.874.535.463			1.874.535.463

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
570001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	591.262.010			591.262.010
570002000	Gestión administrativa	885.165.600			885.165.600
570003000	Previsión y protección social	178.737.990			178.737.990
570007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	5.000.000			5.000.000
	TOTAL	1.660.165.600			1.660.165.600

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**528**	**656**	**51**	**1.235**	**32.799.953**	**1.721.657**	**34.521.610**
Altos Funcionarios y de Elección Popular	1			1	25.241	27.622	52.863
Alto Nivel y de Dirección	3	1		4	98.281	109.041	207.322
Directivo	32	61	4	97	2.383.314	1.584.994	3.968.308
Profesional y Técnico	323	263	29	615	16.763.334		16.763.334
Personal Administrativo	68	26		94	2.562.200		2.562.200
Obrero	101	305	18	424	10.967.583		10.967.583
Personal Contratado	**839**	**913**		**1.752**	**92.857.494**		**92.857.494**
Profesional y Técnico	603	550		1.153	61.218.907		61.218.907
Personal Administrativo	236	363		599	31.638.587		31.638.587
TOTAL	**1.367**	**1.569**	**51**	**2.987**	**125.657.447**	**1.721.657**	**127.379.104**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**587**	**189**	**776**	**42.882.115**
Obreros	165	52	217	11.776.270
Empleados	422	137	559	31.105.845
Jubilados	**2.158**	**783**	**2.941**	**135.855.875**
Obreros	877	350	1.227	56.000.067
Empleados	1.281	433	1.714	79.855.808
TOTAL	**2.745**	**972**	**3.717**	**178.737.990**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	691.625.542			691.625.542
4.02	Materiales, suministros y mercancías	88.222.864			88.222.864
4.03	Servicios no personales	183.876.687			183.876.687
4.04	Activos reales	27.183.970			27.183.970
4.07	Transferencias y donaciones	2.518.392.000			2.518.392.000
4.11	Disminución de pasivos	25.400.000			25.400.000
	TOTAL	**3.534.701.063**			**3.534.701.063**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.263.251.063			2.263.251.063
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.263.251.063			2.263.251.063
4.07.01.03.00	Transferencias corrientes internas al sector público	2.263.251.063			2.263.251.063
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.103.051.063			2.103.051.063
	- A0124 Consejo Nacional para las Personas con Discapacidad (CONAPDIS)	80.660.000			80.660.000
	- A0305 Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)	82.687.200			82.687.200
	- A0326 Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)	260.000.000			260.000.000
	- A0480 Fundación Misión Negra Hipólita	240.000.000			240.000.000
	- A0487 Fundación "Misión Che Guevara"	48.928.000			48.928.000
	- A0910 Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)	485.000.000			485.000.000
	- A0950 Instituto Nacional de Servicios Sociales (INASS)	815.775.863			815.775.863
	- A0953 Servicio Autónomo Fondo Nacional de los Consejos Comunales (SAFONACC)	90.000.000			90.000.000
4.07.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios	55.200.000			55.200.000
	- A0717 Banco del Pueblo Soberano, C.A.	55.200.000			55.200.000
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	105.000.000			105.000.000
	- A0842 Fondo de Desarrollo Microfinanciero (FONDEMI)	105.000.000			105.000.000

PROYECTO: COD. N.E: 118776 COD. PPTO: 570061000 Atención y asesoramiento médico a personas con discapacidad de causa genética y sus familiares como parte de un programa comunitario sobre genética en Venezuela.

UNIDAD DE MEDIDA: Persona Atendida

CANTIDAD: Fem.(0) Mas.(0) Total(8.600)

ASIGNACIÓN PRESUPUESTARIA: 13.200.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Garantizar la asistencia medica integral gratuita dirigida al sector de la población que presente discapacidad de causa genética, prestando servicios de laboratorio para diagnóstico de enfermedades de origen genético. Así como asistencia médica en consultas de: genética clínica, asesoramiento genético preconcepcional y genético familiar, neuropediatria, psicopedagogia, psicologia, atención prenatal y evaluación de defectos congénitos.

OBJETIVOS ESPECÍFICOS: Establecer mecanismos de atención integral gratuita dirigida a personas con discapacidad genética que favorezca la organización social, a fin de apoyar el buen vivir de las personas con discapacidad.

RESULTADO: Atender y brindar atención especializada de salud integral gratuita a 8600 personas que presenten discapacidad por causa genética.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	6.953.266					6.953.266
4.02	Materiales, suministros y mercancías	4.424.285					4.424.285
4.03	Servicios no personales	1.363.259					1.363.259
4.04	Activos reales	459.190					459.190
	TOTAL	**13.200.000**					**13.200.000**

PROYECTO: COD. N.E: 118851 COD. PPTO: 570062000 Escuela para el fortalecimiento del poder popular 2013

UNIDAD DE MEDIDA: Ciudadano Formado

CANTIDAD: Fem.(100.000) Mas.(200.000) Total(300.000)

ASIGNACIÓN PRESUPUESTARIA: 71.500.000

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Formular, dirigir y controlar las políticas, planes y proyectos orientados a impulsar el poder comunal a nivel nacional en materia de formación y capacitación, a fin de transmitir dichos conocimientos al seno de los consejos comunales y comunidades organizadas, convirtiéndose en multiplicadores sociales de interacción e interrelación con el fin de lograr una sociedad liberadora, productiva y capacitada, que comprenda y se involucre en los cambios a nivel socio-político.

OBJETIVOS ESPECÍFICOS: Formar voceros, voceras y líderes comunitarios del poder popular, en las áreas ético, político, ideológico, cultural y técnico, así como el acompañamiento y la asistencia técnica, como acción transversal para la construcción del Estado socialista, y dar seguimiento y acompañamiento a los integrantes de la escuela para el fortalecimiento del poder popular a voceros, voceras y líderes comunitarios.

RESULTADO: 300.000 voceros, voceras y líderes comunitarios del poder popular formados en las áreas éticos, político, ideológico, cultural y técnico para la consolidación del nuevo Estado comunal, a través de herramientas materiales y espirituales que permiten generar una nueva relación entre el Estado y el pueblo organizado, garantizando el ejercicio responsable hacia la construcción del socialismo bolivariano.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	42.000.000					42.000.000
4.02	Materiales, suministros y mercancías	14.620.000					14.620.000
4.03	Servicios no personales	13.380.000					13.380.000
4.04	Activos reales	500.000					500.000
4.07	Transferencias y donaciones	1.000.000					1.000.000
	TOTAL	**71.500.000**					**71.500.000**

PROYECTO: COD. N.E: 118787 COD. PPTO: 570063000 Transferencia de recursos financieros a los entes adscritos del Ministerio en el marco de la Gran Misión Vivienda Venezuela

UNIDAD DE MEDIDA: Transferencia

CANTIDAD: Fem.(0) Mas.(0) Total(10)

ASIGNACIÓN PRESUPUESTARIA: 5.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Dirigir, coordinar, supervisar y hacer seguimiento a la ejecución de políticas, proyectos y programas dirigidos a fomentar, desarrollar, acompañar y articular las diferentes formas de asociación comunitaria para el trabajo, el ahorro y el consumo bajo el régimen de propiedad colectiva y dirigidos a la satisfacción de las necesidades sociales de las comunidades y al desarrollo del nuevo modelo productivo

OBJETIVOS ESPECÍFICOS: Lograr el fortalecimiento del Plan de Transformación Integral del Hábitat mediante la articulación, control y seguimiento de los proyectos de viviendas a través de la aprobación de transferencia de recursos financieros a los entes adscritos del Ministerio, para satisfacer el requerimiento de insumos y materiales de construcción que contribuyan a la ejecución de proyectos de viviendas de las familias que habitan en las comunidades, en el marco de la Gran Misión Vivienda Venezuela

RESULTADO: Transferencia de recursos financieros a los entes adscritos del Ministerio a través del requerimiento de insumos y materiales de construcción para la ejecución de proyectos de viviendas de las familias que habitan en las comunidades que contribuyen al desarrollo nacional en el marco de la Gran Misión Vivienda Venezuela

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	445.510					445.510
4.02	Materiales, suministros y mercancías	179.940					179.940
4.03	Servicios no personales	2.654.793					2.654.793
4.04	Activos reales	6.949					6.949
4.07	Transferencias y donaciones	1.712.808					1.712.808
	TOTAL	5.000.000					5.000.000

PROYECTO: COD. N.E: 118786 COD. PPTO: 570064000 Transferencia de los Recursos a Proyectos Socioproductivos en el Marco de la Gran Misión Saber y Trabajo.

UNIDAD DE MEDIDA: Transferencia

CANTIDAD: Fem.(0) Mas.(0) Total(80)

ASIGNACIÓN PRESUPUESTARIA: 8.800.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Dirigir, coordinar, supervisar y hacer seguimientos a la ejecución de políticas, proyectos y programas dirigidos a fomentar, desarrollar, acompañar y articular las diferentes formas de asociación comunitaria para el trabajo, el ahorro y el consumo bajo régimen de propiedad colectiva y dirigidos a la satisfacción de las necesidades sociales de las comunidades y el desarrollo del nuevo modelo socio productivo.

OBJETIVOS ESPECÍFICOS: Fortalecer las iniciativas de los Proyectos y Misiones del poder Popular presentados por las Organizaciones socioproductivas, a través del otorgamiento de transferencias de recursos financieros, con criterios de equidad y justicia social, donde se reconozcan los saberes, el conocimiento y las potencialidades locales como elemento constitutivos de garantía para la ejecución, mediante la participación popular en el proceso económico-productivo del territorio nacional.

RESULTADO: Fortalecimiento de la Organizaciones Socioproductivas en el Marco de la Gran Misión Saber y Trabajo, a través del otorgamiento de financiamiento de recursos, mediante las orientaciones de las politicas crediticias de los entes de Ministerio y de los recursos propios, que permitan el Sistema de control, evaluación y seguimiento de Proyectos de Poder Popular a nivel Nacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	693.761					693.761
4.02	Materiales, suministros y mercancías	258.583					258.583
4.03	Servicios no personales	3.778.295					3.778.295
4.04	Activos reales	7.605					7.605
4.07	Transferencias y donaciones	4.061.756					4.061.756
	TOTAL	8.800.000					8.800.000

PROYECTO: COD. N.E: 118769 COD. PPTO: 570065000 Fortalecimiento a las organizaciones socioproductivas comunales, en el ámbito económico, productivo y social

UNIDAD DE MEDIDA: Organización Fortalecida

CANTIDAD: Fem.(0) Mas.(0) Total(280)

ASIGNACIÓN PRESUPUESTARIA: 16.500.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Dirigir, coordinar, supervisar y hacer seguimiento a la ejecución de políticas, proyectos y programas dirigidos a fomentar, desarrollar, acompañar y articular las diferentes formas de asociaciones comunitarias para el trabajo, el ahorro y el consumo bajo el régimen de propiedad colectiva y dirigidos a la satisfacción de las necesidades sociales de las comunidades y el desarrollo del nuevo modelo socioproductivo

OBJETIVOS ESPECÍFICOS:

Impulsar la conformación, constitución y desarrollo de las organizaciones socioproductivas bajo el régimen de propiedad social comunal en el marco del sistema económico comunal.

Promover los bienes, servicios y saberes de las organizaciones socioproductivas conformadas bajo el régimen de propiedad social comunal en el marco del sistema económico comunal.

Generar los mecanismos e instrumentos de control y seguimientos de las organizaciones socioproductivas fortalecidas y su impacto en la economía nacional.

RESULTADO: 280 Organizaciones socioproductivas fortalecidas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	5.478.358					5.478.358
4.02	Materiales, suministros y mercancías	2.984.663					2.984.663
4.03	Servicios no personales	5.631.758					5.631.758
4.07	Transferencias y donaciones	2.405.221					2.405.221
	TOTAL	**16.500.000**					**16.500.000**

PROYECTO: COD. N.E: 119013 COD. PPTO: 570066000 Fortalecimiento de la Plataforma de Comunicación del Ministerio del Poder Popular para las Comunas y Protección Social.

UNIDAD DE MEDIDA: Plataforma tecnológica

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 4.229.631

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Fortalecer la infraestructura de comunicaciones del Ministerio para garantizar la disponibilidad de los servicios prestados en caso de fallas.

OBJETIVOS ESPECÍFICOS: Actualizar la plataforma de telecomunicaciones del Ministerio.

RESULTADO: Implantación del nuevo equipamiento de red, a objeto de fortalecer la plataforma de telecomunicaciones del Ministerio y disminuir los puntos de fallas más críticos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	3.076.295					3.076.295
4.04	Activos reales	1.153.336					1.153.336
	TOTAL	**4.229.631**					**4.229.631**

PROYECTO: COD. N.E: 118953 COD. PPTO: 570067000 Implantación de salas de videoconferencia para el Ministerio del Poder Popular para las Comunas y Protección Social a Nivel Nacional (Fase I).

UNIDAD DE MEDIDA: Sala de Video Conferencia

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 12.270.369

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Fortalecer la infraestructura básica de comunicación de voz/datos para acceder a redes de alta velocidad construyendo espacios virtuales de comunicación en cuatro regiones del país (Central, Andes, Llano Sur y Occidental).

OBJETIVOS ESPECÍFICOS: Diagnosticar las necesidades puntuales del Ministerio y evaluar las diferentes tecnologías disponibles en el mercado y que se adapten a los requerimientos y recursos del Ministerio.

Seleccionar e instalar el hardware y software del sistema de videoconferencia en el Ministerio, que cubran los requerimientos tecnológicos.

Realizar las pruebas necesarias para correcto funcionamiento del sistema de videoconferencia.

RESULTADO: Implantación de salas de videoconferencia (Región: Central, Andes, Llano Sur y Occidental) que permitan la interacción entre distintos grupos de trabajo, mediante sesiones interactivas a un número variable de participantes de forma tal, que todos pueden verse y hablarse entre sí desde las distintas oficinas del Ministerio.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	600					600
4.03	Servicios no personales	12.262.769					12.262.769
4.04	Activos reales	7.000					7.000
	TOTAL	**12.270.369**					**12.270.369**

PROYECTO:	COD. N.E: 118745 COD. PPTO: 570068000 Acompañamiento en la Gestión Comunal de las Instancias del Poder Popular.
UNIDAD DE MEDIDA:	Instancias
CANTIDAD:	Fem.(0) Mas.(0) Total(29.686)
ASIGNACIÓN PRESUPUESTARIA:	38.500.000
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Promocionar el poder popular, concebido como el desarrollo de capacidades de acción colectiva a través de procesos de capacitación y formación.
OBJETIVOS ESPECÍFICOS:	Acompañar y facilitar la generación de capacidades de gobierno de las instancias del Poder Popular, a los efectos de la edificación del Estado Comunal.
RESULTADO:	Optimización de la gestión comunal de las Instancias del Poder Popular

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	14.789.819					14.789.819
4.02	Materiales, suministros y mercancías	6.245.818					6.245.818
4.03	Servicios no personales	9.464.363					9.464.363
4.07	Transferencias y donaciones	8.000.000					8.000.000
	TOTAL	**38.500.000**					**38.500.000**

PROYECTO: COD. N.E: 118826 COD. PPTO: 570069000 Segundo Estudio de Medición de Impacto de las Políticas Públicas del Ministerio del Poder Popular para las Comunas y Protección Social

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(7)

ASIGNACIÓN PRESUPUESTARIA: 1.650.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Brindar información que permita analizar y evaluar la ejecución y el impacto de las políticas públicas que están bajo la responsabilidad del Ministerio

OBJETIVOS ESPECÍFICOS: Medir el impacto de las politicas públicas ejecutadas por parte del Ministerio del Poder Popular para las Comunas y Protección Social con la finalidad de aportar la información necesaria que permita optimizar el diseño y evaluación de los resultados obtenidos sobre la población objetivo de los programas, planes o proyectos de esta institución a nivel nacional

RESULTADO: Contar con la información oportuna, pertinente y de calidad, que permita presentar resultados e impacto de la gestión del Ministerio, mediante la medición del impacto de las politicas públicas ejecutadas, vinculando operativa, táctica y estratégicamente con los objetivos politicos del Gobierno Revolucionario, siendo la entrega de informes la unidad de medida y la meta es de siete (7), hacer entregados durante el año

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	185.000					185.000
4.03	Servicios no personales	1.245.000					1.245.000
4.04	Activos reales	220.000					220.000
	TOTAL	**1.650.000**					**1.650.000**

PROYECTO: COD. N.E: 118790 COD. PPTO: 570070000 Brindar atención integral a las personas con discapacidad y sus familiares generándoles espacios para su organización y participación activa en el marco de la Misión Dr. José Gregorio Hernández

UNIDAD DE MEDIDA: Persona Beneficiada

CANTIDAD: Fem.(0) Mas.(0) Total(87.550)

ASIGNACIÓN PRESUPUESTARIA: 31.900.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Generar mecanismos de protección social que fomenten la organización social a fin de coadyuvar en el buen vivir de las personas con discapacidad.

OBJETIVOS ESPECÍFICOS: Dar respuestas oportunas a las necesidades más apremiantes que presentan las personas con discapacidad propiciando la creación de espacios que permitan su organización y participación activa en corresponsabilidad con el poder popular y las instituciones públicas y privadas.

RESULTADO: Brindar atención integral a las personas con discapacidad en todos los ámbitos del contexto nacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	13.401.309					13.401.309
4.02	Materiales, suministros y mercancías	2.056.730					2.056.730
4.03	Servicios no personales	5.476.220					5.476.220
4.04	Activos reales	965.741					965.741
4.07	Transferencias y donaciones	10.000.000					10.000.000
	TOTAL	**31.900.000**					**31.900.000**

PROYECTO: COD. N.E: 118784 COD. PPTO: 570071000 Fortalecimiento de la economía comunal a través de proyectos pilotos e innovadores, en comunidades organizadas.

UNIDAD DE MEDIDA: Proyecto

CANTIDAD: Fem.(0) Mas.(0) Total(14)

ASIGNACIÓN PRESUPUESTARIA: 11.000.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Dirigir, coordinar supervisar y hacer seguimiento a la ejecución de políticas, proyectos y programas dirigidos a fomentar, desarrollar, acompañar y articular las diferentes formas de asociación comunitaria para el trabajo, el ahorro y el consumo bajo el régimen de propiedad colectiva y dirigidos a la satisfacción de las necesidades sociales de las comunidades y al desarrollo del nuevo modelo socio productivo.

OBJETIVOS ESPECÍFICOS: Apoyar a las comunidades organizadas a través del impulso de proyectos especiales pilotos e innovadores, en comunidades organizadas pertenecientes a comunas, nuevos urbanismos y ciudades socialistas, en base al cumplimiento de los objetivos estratégicos del estado, contribuyendo así con el nuevo modelo económico social, coadyuvar con las grandes Misiones Vivienda Venezuela y Saber y Trabajo, dinamizando la fuerza motora del aparato productivo nacional.

RESULTADO: Fortalecimiento de comunidades organizadas que integran las comunas socialistas en construcción a través de la ejecución de catorce (14) proyectos especiales socioproductivos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	7.257.453					7.257.453
4.02	Materiales, suministros y mercancías	1.600.000					1.600.000
4.03	Servicios no personales	1.742.547					1.742.547
4.04	Activos reales	400.000					400.000
	TOTAL	**11.000.000**					**11.000.000**

PROYECTO: COD. N.E: 118964 COD. PPTO: 570072000 Atención Integral inmediata a personas en condiciones de vulnerabilidad y máxima exclusión social, así como a organizaciones sociales.

UNIDAD DE MEDIDA: Persona Atendida

CANTIDAD: Fem.(0) Mas.(0) Total(2.500)

ASIGNACIÓN PRESUPUESTARIA: 16.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Concentrar y coordinar eficientemente los procesos de captación, administración e inversión de recursos con la finalidad de optimizar la ejecución de las politicas, planes, programas y proyectos destinados a fortalecer con una respuesta oportuna y eficaz el desarrollo social.

OBJETIVOS ESPECÍFICOS: Ofrecer Asistencia integral y oportuna a los grupos socialmente más vulnerables de la población, en la promoción del desarrollo humano a través del aporte de recursos financieros y no financieros, soluciones habitacionales, donaciones, atención médica, fortalecimiento de las actividades educativas, deportivas y culturales tanto en lo individual, colectivo como en lo comunitario.

RESULTADO: Realizar donaciones para atención y asistencia médica mediante el pago y dotación de medicamentos. Construir viviendas, reconstruir infraestructuras deportivas, liceos y mantenimiento a los CDI para beneficiar a personas en extrema pobreza.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.009.416					1.009.416
4.03	Servicios no personales	1.990.584					1.990.584
4.07	Transferencias y donaciones	13.000.000					13.000.000
	TOTAL	**16.000.000**					**16.000.000**

PROYECTO: COD. N.E: 118904 COD. PPTO: 570073000 Acompañamiento Integral a las Asociaciones Cooperativas para su fortalecimiento e intercooperación dentro de las redes socioproductivas

UNIDAD DE MEDIDA: Cooperativa

CANTIDAD: Fem.(0) Mas.(0) Total(17.825)

ASIGNACIÓN PRESUPUESTARIA: 8.200.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Dirigir, coordinar, supervisar y hacer seguimiento a la ejecución de políticas, proyectos y programas dirigidos a fomentar, desarrollar, acompañar y articular las diferentes formas de asociación comunitaria para el trabajo, el ahorro y el consumo bajo el régimen de propiedad colectiva y dirigidos a la satisfacción de las necesidades sociales de las comunidades y al desarrollo del nuevo modelo socio productivo

OBJETIVOS ESPECÍFICOS: Aplicar estrategias de acompañamiento integral dirigidas a las Asociaciones Cooperativas, contribuyendo así, a su fortalecimiento e intercooperación dentro de las redes socioproductivas en el marco del sistema de economia comunal

RESULTADO: Número de asociaciones cooperativas con acompañamiento integral

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.212.967					1.212.967
4.02	Materiales, suministros y mercancías	2.267.889					2.267.889
4.03	Servicios no personales	3.599.696					3.599.696
4.04	Activos reales	1.055.964					1.055.964
4.07	Transferencias y donaciones	63.484					63.484
	TOTAL	8.200.000					8.200.000

PROYECTO:	COD. N.E: 118763 COD. PPTO: 570074000 Implementación de acciones en materia de protección social para profundizar la transformación socio-cultural y socio-política de la población en pobreza extrema y máxima exclusión social
UNIDAD DE MEDIDA:	Persona Beneficiada
CANTIDAD:	Fem.(0) Mas.(0) Total(1.590.870)
ASIGNACIÓN PRESUPUESTARIA:	37.400.000
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Implementar el sistema de protección social como acción corresponsable con el poder popular.
OBJETIVOS ESPECÍFICOS:	Establecer políticas de protección social en materia de prevención y atención, desde un ámbito integral, para generar cambios significativos en la transformación de vida de las personas en pobreza extrema y con derechos vulnerados, en relación a la satisfacción de sus necesidades humanas.
RESULTADO:	Beneficiar a 1.590.870 de las personas en pobreza extrema que no han sido beneficiadas por las políticas del estado en materia de protección social.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	13.331.089					13.331.089
4.02	Materiales, suministros y mercancías	4.890.571					4.890.571
4.03	Servicios no personales	7.506.675					7.506.675
4.04	Activos reales	1.511.987					1.511.987
4.07	Transferencias y donaciones	10.159.678					10.159.678
	TOTAL	**37.400.000**					**37.400.000**

PROYECTO: COD. PPTO: 579999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolivar

CANTIDAD: Fem.(0) Mas.(0) Total(1.598.385.463)

ASIGNACIÓN PRESUPUESTARIA: 1.598.385.463

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Desarrollar el nuevo modelo socio productivo como base económica del siglo XXI y alcanzar un crecimiento sostenible.

OBJETIVOS ESPECÍFICOS: Desarrollar el nuevo modelo socio productivo como base económica del siglo XXI y alcanzar un crecimiento sostenible.

RESULTADO: 1598385463

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	1.598.385.463					1.598.385.463
	TOTAL	**1.598.385.463**					**1.598.385.463**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	1.598.385.463					1.598.385.463
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.598.385.463					1.598.385.463
4.07.01.03.00	Transferencias corrientes internas al sector público	1.598.385.463					1.598.385.463
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.478.185.463					1.478.185.463
	- A0124 Consejo Nacional para las Personas con Discapacidad (CONAPDIS)	56.160.000					56.160.000
	- A0305 Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)	57.000.000					57.000.000
	- A0326 Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)	180.000.000					180.000.000
	- A0480 Fundación Misión Negra Hipólita	180.000.000					180.000.000
	- A0487 Fundación "Misión Che Guevara"	34.249.600					34.249.600
	- A0910 Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)	310.000.000					310.000.000
	- A0950 Instituto Nacional de Servicios Sociales (INASS)	660.775.863					660.775.863
4.07.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios	55.200.000					55.200.000
	- A0717 Banco del Pueblo Soberano, C.A.	55.200.000					55.200.000
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	65.000.000					65.000.000
	- A0842 Fondo de Desarrollo Microfinanciero (FONDEMI)	65.000.000					65.000.000

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	586.062.010					586.062.010
4.03	Servicios no personales	5.200.000					5.200.000
TOTAL		**591.262.010**					**591.262.010**

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	43.040.084					43.040.084
4.03	Servicios no personales	104.963.718					104.963.718
4.04	Activos reales	20.896.198					20.896.198
4.07	Transferencias y donaciones	690.865.600					690.865.600
4.11	Disminución de pasivos	25.400.000					25.400.000
TOTAL		**885.165.600**					**885.165.600**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	664.865.600					664.865.600
4.07.01.00.00	Transferencias y donaciones corrientes internas	664.865.600					664.865.600
4.07.01.03.00	Transferencias corrientes internas al sector público	664.865.600					664.865.600
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	624.865.600					624.865.600
	- A0124 Consejo Nacional para las Personas con Discapacidad (CONAPDIS)	24.500.000					24.500.000
	- A0305 Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)	25.687.200					25.687.200
	- A0326 Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)	80.000.000					80.000.000
	- A0480 Fundación Misión Negra Hipólita	60.000.000					60.000.000
	- A0487 Fundación "Misión Che Guevara"	14.678.400					14.678.400
	- A0910 Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)	175.000.000					175.000.000
	- A0950 Instituto Nacional de Servicios Sociales (INASS)	155.000.000					155.000.000
	- A0953 Servicio Autónomo Fondo Nacional de los Consejos Comunales (SAFONACC)	90.000.000					90.000.000
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	40.000.000					40.000.000
	- A0842 Fondo de Desarrollo Microfinanciero (FONDEMI)	40.000.000					40.000.000

ACCIÓN CENTRALIZADA: Previsión y protección social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	178.737.990					178.737.990
	TOTAL	**178.737.990**					**178.737.990**

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	4.459.285					4.459.285
4.03	Servicios no personales	540.715					540.715
	TOTAL	**5.000.000**					**5.000.000**

58

Ministerio del Poder Popular para la Mujer y la Igualdad de Género

MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Para el ejercicio fiscal 2013, el Ministerio del Poder Popular para la Mujer y la Igualdad de Género focalizará su gestión en el desarrollo de acciones orientadas a fomentar la participación social y económica de las mujeres y la formación con perspectiva de género a escala institucional y nacional, de acuerdo al ordenamiento jurídico nacional e internacional que rige la materia, y buscará promover la erradicación de los estereotipos de género y de la violencia basada en los mismos, afianzando con ello el apoyo institucional a la lucha por la verdadera igualdad paritaria entre hombres y mujeres en la República Bolivariana de Venezuela.

Para lograrlo, el Ministerio contará con recursos que ascienden a la cantidad de Bs. 434.131.185, de los cuales Bs. 203.115.022 corresponden al nivel central para Gastos de funcionamiento y ejecutar los proyectos:

- **Escuela de Formación Socialista y Feminista para la Igualdad de Género "Ana María Campos"**. Este proyecto tiene el objetivo de promover y desarrollar un programa de formación continua y permanente con perspectiva de género, que contribuya a la deconstrucción de estereotipos de género, y al desarrollo de relaciones en igualdad de condiciones entre hombres y mujeres, en el marco de la construcción del Socialismo; será ejecutado por la Escuela de Formación Socialista y Feminista para la Igualdad de Género "Ana María Campos", que recibirá recursos por Bs. 20.715.232, para beneficiar a 25.000 personas que serán capacitadas en feminismo, género y socialismo.

- **Diseño de Políticas para la Participación Protagónica y la Formación Socialista, que Consoliden la Igualdad y Eliminen los Estereotipos de Género**. Este proyecto tiene el propósito de promover la participación protagónica de mujeres y grupos vulnerables, a través del diseño de lineamientos y estrategias a través del incentivo, promoción y fortalecimiento de las organizaciones de mujeres en sintonía con sus intereses y necesidades; será ejecutado por el Despacho de la Viceministra para la Participación Protagónica y la Formación Socialista Feminista, y recibirá un monto de Bs. 85.031.135 para su ejecución durante 2013. Tiene previsto la organización de 3.670 mujeres a nivel nacional, bajo la figura de los Comités.

- **Impulso al Ejercicio de los Derechos de las Mujeres y su Incorporación al Modelo Productivo Socialista**. Este proyecto está orientado a incorporar mujeres al Modelo Productivo Socialista y al establecimiento de alianzas estratégicas, con los diferentes órganos rectores y ejecutores de políticas públicas vinculadas a la justicia, la seguridad social, la defensa para el efectivo goce de los derechos de las mujeres y la prevención de la violencia; será ejecutado por el Despacho de la Viceministra de Estrategias Socioeconómicas con Perspectiva de Género, con una asignación de Bs.19.368.325, destinados a promover la conformación de trescientas (300) Unidades Productivas Socialistas a nivel nacional.

Adicionalmente, destinarán Bs. 231.016.163 para los Entes Adscritos: "Instituto Nacional de la Mujer" y "Banco de Desarrollo de la Mujer, C.A." Es importante señalar que no incluye a la Fundación Misión Madres del Barrio "Josefa Joaquina Sánchez" la cual recibirá recursos directamente del Ministerio del Poder Popular del Despacho de la Presidencia, a través del Fondo Único de Misiones, por Bs. 784.635.382.

En función de las atribuciones conferidas al Ministerio del Poder Popular para la Mujer y la Igualdad de Género a través del Decreto de Creación N° 6.663, publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 39.156 de fecha 13 de abril de 2009, para el ejercicio 2013 sus esfuerzos estarán destinados a:

- Formular, ejecutar y evaluar las políticas públicas que el Estado tenga a bien impulsar para el mejoramiento de las mujeres en las áreas de salud, educación, economía, cultura, recreación, formación, capacitación, participación política, vivienda y hábitat, ciencia, tecnología, empleo y seguridad social.
- Diseñar e instrumentar programas, planes y proyectos dirigidos al empoderamiento de las mujeres en materia jurídica, social, cultural, política, económica y recreativa, especialmente las afrodescendientes, indígenas, campesinas, pescadoras, obreras, mujeres con discapacidad, situación de calle, refugiadas, asiladas, privadas de libertad, amas de casa, niñas, adolescentes y adultas mayores.
- Diseñar y ejecutar políticas orientadas a la asignación de recursos financieros destinados a superar la situación de exclusión económica, discriminación, explotación y violencia a que están sometidas y/o expuestas las mujeres en Venezuela.
- Desarrollar, ejecutar y evaluar los programas comunicacionales, educativos, laborales, tecnológicos, deportivos y culturales orientados a la promoción, divulgación, difusión y defensa de los derechos de las mujeres, promoviendo su empoderamiento, con el fin de modificar los patrones socioculturales de conductas en hombres y mujeres, basados en estereotipos y prejuicios de género.
- Coordinar con la Cancillería de la República la discusión de acuerdos, convenios y tratados internacionales que guarden relación con los derechos de las mujeres, la igualdad y equidad de género y aquellos referidos a las interrelaciones humanas.
- Coordinar con el Ministerio del Poder Popular para la Salud la promoción e implementación de la salud y la calidad de vida para las mujeres, y con el Ministerio del Poder Popular para el Trabajo y Seguridad Social la creación de un sistema de seguridad social que garantice el acceso de las amas de casa al disfrute efectivo de ese derecho consagrado en la Constitución Nacional.
- Promover, coordinar y supervisar la creación y funcionamiento de los órganos y entes que le sean adscritos.
- Promover y garantizar la participación de las mujeres indígenas, en coordinación con el Ministerio del Poder Popular para los Pueblos Indígenas.
- Promover e impartir lineamientos para la creación y funcionamiento de los Institutos Estadales y Municipales de la Mujer.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2013
117.712	580023000	Diseño de Políticas para la Participación Protagónica y la Formación Socialista, que consoliden la igualdad y Eliminen los Estereotipos de Género	Mujer Organizada	3.670		3.670	85.031.135			85.031.135
117.446	580024000	Impulso al ejercicio de los derechos de las mujeres y su incorporación al modelo productivo socialista.	Unidad de Producción Socialista			300	19.368.325			19.368.325
117.438	580025000	Escuela de Formación Socialista para la Igualdad de Género "Ana María Campos"	Persona Capacitada			25.000	20.715.232			20.715.232
	589999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			148.817.884	148.817.884			148.817.884
						TOTAL	**273.932.576**			**273.932.576**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2013
580001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	49.847.447			49.847.447
580002000	Gestión administrativa	109.746.437			109.746.437
580003000	Previsión y protección social	104.725			104.725
580007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	500.000			500.000
	TOTAL	**160.198.609**			**160.198.609**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**95**	**48**	**53**	**196**	**4.828.954**	**1.010.094**	**5.839.048**
Altos Funcionarios y de Elección Popular	1			1	35.027	54.366	89.393
Alto Nivel y de Dirección	40	6	27	73	1.751.858	955.728	2.707.586
Directivo	18	9	14	41	878.091		878.091
Profesional y Técnico	10	4		14	283.381		283.381
Obrero	26	29	12	67	1.880.597		1.880.597
Personal Contratado	**285**	**95**		**380**	**11.890.025**		**11.890.025**
Profesional y Técnico	204	71		275	8.604.488		8.604.488
Personal Administrativo	81	24		105	3.285.537		3.285.537
TOTAL	**380**	**143**	**53**	**576**	**16.718.979**	**1.010.094**	**17.729.073**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**1**		**1**	**104.725**
Alto Nivel y de Dirección	1		1	104.725
TOTAL	**1**		**1**	**104.725**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	120.072.800			120.072.800
4.02	Materiales, suministros y mercancías	20.918.742			20.918.742
4.03	Servicios no personales	44.278.854			44.278.854
4.04	Activos reales	13.339.901			13.339.901
4.05	Activos financieros	72.605.960			72.605.960
4.07	Transferencias y donaciones	160.914.928			160.914.928
4.11	Disminución de pasivos	2.000.000			2.000.000
	TOTAL	**434.131.185**			**434.131.185**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.05.00.00.00	Activos financieros	72.605.960			72.605.960
4.05.01.00.00	Aportes en acciones y participaciones de capital	72.605.960			72.605.960
4.05.01.02.00	Aportes en acciones y participaciones de capital al sector público	72.605.960			72.605.960
4.05.01.02.05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	72.605.960			72.605.960
	- A0718 Banco de Desarrollo de la Mujer, C.A. (BANMUJER)	72.605.960			72.605.960
4.07.00.00.00	Transferencias y donaciones	158.410.203			158.410.203
4.07.01.00.00	Transferencias y donaciones corrientes internas	158.410.203			158.410.203
4.07.01.03.00	Transferencias corrientes internas al sector público	158.410.203			158.410.203
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	127.524.041			127.524.041
	- A0936 Instituto Nacional de la Mujer (INAMUJER)	127.524.041			127.524.041
4.07.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios	30.886.162			30.886.162
	- A0718 Banco de Desarrollo de la Mujer, C.A. (BANMUJER)	30.886.162			30.886.162

PROYECTO: COD. N.E: 117712 COD. PPTO: 580023000 Diseño de Políticas para la Participación Protagónica y la Formación Socialista, que consoliden la igualdad y Eliminen los Estereotipos de Género

UNIDAD DE MEDIDA: Mujer Organizada

CANTIDAD: Fem.(3.670) Mas.(0) Total(3.670)

ASIGNACIÓN PRESUPUESTARIA: 85.031.135

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Crear una sólida arquitectura ética de valores que conformen la Nación, la República y el Estado Moral-Socialista

OBJETIVOS ESPECÍFICOS: Promover la participación protagónica de mujeres y grupos vulnerables, a través del diseño de lineamientos y estrategias para incentivar, promover y fortalecer las organizaciones de mujeres en sintonía con sus intereses y necesidades.

RESULTADO: Lineamiento en materia de participación protagónica emitido

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	61.201.698					61.201.698
4.02	Materiales, suministros y mercancías	7.887.221					7.887.221
4.03	Servicios no personales	11.058.615					11.058.615
4.04	Activos reales	4.883.601					4.883.601
	TOTAL	**85.031.135**					**85.031.135**

PROYECTO: COD. N.E: 117446 COD. PPTO: 580024000 Impulso al ejercicio de los derechos de las mujeres y su incorporación al modelo productivo socialista.

UNIDAD DE MEDIDA: Unidad de Producción Socialista

CANTIDAD: Fem.(0) Mas.(0) Total(300)

ASIGNACIÓN PRESUPUESTARIA: 19.368.325

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: El Ministerio del Poder Popular para la Mujer e Igualdad de Género, es el órgano rector de las políticas, planes, programas y proyectos del estado Venezolano, que impulsa la participación de las mujeres en el poder popular y garantiza el ejercicio de sus derechos y la igualdad de género, establecidos en la Constitución de la República Bolivariana de Venezuela y el resto del ordenamiento jurídico vigente.

OBJETIVOS ESPECÍFICOS: Desarrollar la plataforma de acciones para la inclusión socioeconómica de la población objetivo.

RESULTADO: Mujeres incorporadas al ejercicio de sus derechos sociales y socioeconómicos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	7.068.325					7.068.325
4.02	Materiales, suministros y mercancías	4.110.000					4.110.000
4.03	Servicios no personales	5.490.000					5.490.000
4.04	Activos reales	2.700.000					2.700.000
	TOTAL	**19.368.325**					**19.368.325**

PROYECTO: COD. N.E: 117438 COD. PPTO: 580025000 Escuela de Formación Socialista para la Igualdad de Género "Ana María Campos"

UNIDAD DE MEDIDA: Persona Capacitada

CANTIDAD: Fem.(0) Mas.(0) Total(25.000)

ASIGNACIÓN PRESUPUESTARIA: 20.715.232

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: El Ministerio del Poder Popular para la Mujer y la Igualdad de Género es el órgano rector de las políticas públicas, planes, programas y proyectos del Estado Venezolano, que impulsa la participación de las mujeres en el poder popular y garantiza el ejercicio de sus derechos y la igualdad de género, establecidos en la Constitución de la República Bolivariana de Venezuela y el resto del ordenamiento jurídico vigente.

OBJETIVOS ESPECÍFICOS: Diseñar, promover y desarrollar un programa de formación continua y permanente con perspectiva de género, que contribuya a la deconstrucción de estereotipos de género y al desarrollo de relaciones en igualdad de condiciones entre hombres y mujeres, en el marco de la construcción del socialismo.

RESULTADO: 25.000 personas capacitadas (20.000 fem y 5.000 masc).

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	4.486.317					4.486.317
4.02	Materiales, suministros y mercancías	4.145.475					4.145.475
4.03	Servicios no personales	8.652.237					8.652.237
4.04	Activos reales	3.431.203					3.431.203
	TOTAL	**20.715.232**					**20.715.232**

PROYECTO: COD. PPTO: 589999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolivar

CANTIDAD: Fem.(0) Mas.(0) Total(148.817.884)

ASIGNACIÓN PRESUPUESTARIA: 148.817.884

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Reducir la miseria a cero y acelerar la disminución de la pobreza

OBJETIVOS ESPECÍFICOS: Transferir recursos a los entes descentralizados

RESULTADO: Bolivar

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.05	Activos financieros	72.605.960					72.605.960
4.07	Transferencias y donaciones	76.211.924					76.211.924
	TOTAL	**148.817.884**					**148.817.884**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.05.00.00.00	Activos financieros	72.605.960					72.605.960
4.05.01.00.00	Aportes en acciones y participaciones de capital	72.605.960					72.605.960
4.05.01.02.00	Aportes en acciones y participaciones de capital al sector público	72.605.960					72.605.960
4.05.01.02.05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	72.605.960					72.605.960
	- A0718 Banco de Desarrollo de la Mujer, C.A. (BANMUJER)	72.605.960					72.605.960
4.07.00.00.00	Transferencias y donaciones	76.211.924					76.211.924
4.07.01.00.00	Transferencias y donaciones corrientes internas	76.211.924					76.211.924
4.07.01.03.00	Transferencias corrientes internas al sector público	76.211.924					76.211.924
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	76.211.924					76.211.924
	- A0936 Instituto Nacional de la Mujer (INAMUJER)	76.211.924					76.211.924

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	47.316.460					47.316.460
4.03	Servicios no personales	2.530.987					2.530.987
	TOTAL	**49.847.447**					**49.847.447**

ACCIÓN CENTRALIZADA: Gestión administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	4.776.046					4.776.046
4.03	Servicios no personales	16.547.015					16.547.015
4.04	Activos reales	2.325.097					2.325.097
4.07	Transferencias y donaciones	84.098.279					84.098.279
4.11	Disminución de pasivos	2.000.000					2.000.000
	TOTAL	**109.746.437**					**109.746.437**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	82.198.279					82.198.279
4.07.01.00.00	Transferencias y donaciones corrientes internas	82.198.279					82.198.279
4.07.01.03.00	Transferencias corrientes internas al sector público	82.198.279					82.198.279
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	51.312.117					51.312.117
	- A0936 Instituto Nacional de la Mujer (INAMUJER)	51.312.117					51.312.117
4.07.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios	30.886.162					30.886.162
	- A0718 Banco de Desarrollo de la Mujer, C.A. (BANMUJER)	30.886.162					30.886.162

ACCIÓN CENTRALIZADA: Previsión y protección social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	104.725					104.725
	TOTAL	**104.725**					**104.725**

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	500.000					500.000
	TOTAL	**500.000**					**500.000**

59

Ministerio del Poder Popular para la Energía Eléctrica

MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Ministerio del Poder Popular para la Energía Eléctrica, como Órgano Rector del Sector Eléctrico Nacional (SEN), enmarcado dentro del Proyecto Nacional Simón Bolívar Primer Plan Socialista (PPS) de Desarrollo Económico y Social de la Nación 2007-2013 y atendiendo a las necesidades del suministro eléctrico para toda la población venezolana, presenta su política presupuestaria destinada al cumplimiento de sus competencias, entre las cuales destacan la formulación de políticas, la planificación y el ordenamiento de las actividades del SEN para la prestación del servicio, así como la formulación y seguimiento de la política de Estado en materia de energía eléctrica, supervisión y fiscalización de la ejecución de los planes de inversión del prestador y operador del servicio eléctrico; ejercer la coordinación del control de las operaciones del SEN, el desarrollo, aprovechamiento y control de los medios de generación de energía eléctrica, el análisis y fijación de tarifas del servicio de suministro de electricidad, con la finalidad de velar porque el servicio se preste de conformidad con la premisas y principios establecidos en la Constitución y la Ley Orgánica del Sistema y Servicio Eléctrico (LOSSE).

A fin de fortalecer su capacidad de gestión y afianzarse como el Órgano rector en materia de energía eléctrica y atendiendo a lo previsto en la LOSSE, se plantean los siguientes objetivos estratégicos:

- Fortalecer los elementos de rectoría y control para generar estrategias que permitan satisfacer los requerimientos de la sociedad en el ámbito de su competencia, con criterios de oportunidad y confiabilidad.
- Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico.
- Fortalecer el proceso estratégico para la formulación de nuevas políticas públicas, que contribuyan a la mejora y sostenibilidad del Sector Eléctrico.
- Fomentar la cultura y educación del ahorro energético, como paradigma del desarrollo sustentable, con visión ecológica.
- Promover el aprovechamiento de fuentes de energías alternativas, a fin de diversificar la matriz energética, para así proteger y conservar el medio ambiente.
- Robustecer los despachos de carga nacional y regional, para garantizar la coordinación eficiente de la operación del Sistema Eléctrico Nacional, con la utilización de tecnologías de punta y personal altamente capacitado.
- Fortalecer a la Corporación Eléctrica Nacional (Corpoelec), para garantizar una organización eficiente con valores socialistas.
- Proveer al Estado Venezolano de herramientas que permitan la regulación adecuada del uso de fuentes radiactivas y el manejo y disposición de desechos radiactivos del sector industrial y de investigación, con el fin de mitigar los riesgos para la población y el medio ambiente.
- Fortalecer la participación del poder popular en la gestión del Sistema Eléctrico Nacional, a través de la constitución de mesas técnicas de energía, para propiciar la participación popular activa y protagónica de los trabajadores y las comunidades en los procesos del servicio eléctrico, bajo los valores socialistas.

- Establecer programas de fiscalizaciones a nivel nacional, para garantizar la correcta aplicación del ordenamiento legal pertinente por parte del operador y prestador del servicio eléctrico.

- Fomentar e impulsar la cooperación e integración internacional en materia de energía eléctrica, con el fin de fortalecer el Sistema Eléctrico Nacional.

- Avanzar en el desarrollo de capacidades para el registro, análisis y evaluación de indicadores fundamentales de carácter geográfico, económico y social, de eficiencia e impacto ambiental, que permitan orientar la toma de decisiones, a fin de garantizar la calidad de la prestación del servicio eléctrico.

- Establecer un sistema de seguimiento y control que permita orientar la toma de decisiones, a fin de garantizar la calidad de la prestación del servicio eléctrico.

- Fortalecer el sistema de seguimiento y control, para velar por el cumplimiento de los planes, programas y proyectos, orientados a la sostenibilidad y expansión del Sistema Eléctrico Nacional.

- Reforzar la coordinación con las carteras de Defensa e Interior y Justicia, para intensificar el Plan de Seguridad y Defensa para el Sistema Eléctrico Nacional, a fin de corregir debilidades y prevenir acciones criminales externas e internas en las instalaciones eléctricas a nivel nacional.

- Potenciar los procesos de investigación científica y tecnológica en energía eléctrica, a través de la Fundación "Instituto para el Desarrollo Energético Luis Zambrano", para desarrollar dichas áreas y capacitar al talento humano y al personal de relevo, como factores claves para la sostenibilidad del Sistema Eléctrico Nacional.

Con fundamento en lo antes expuesto, el presupuesto de gastos de este Ministerio y sus Entes Adscritos para el Ejercicio Fiscal 2013, estará orientado al fortalecimiento del Sistema Eléctrico Nacional, la mejora de la calidad del servicio, reforzar la gestión estratégica y administrativa con criterios de eficiencia, eficacia y transparencia, para lo cual se formularon proyectos de envergadura y complementarios, que contribuirán al desarrollo sustentable de la Nación, por ser el servicio eléctrico elemento fundamental en la mejora de la calidad de vida de las ciudadanas y ciudadanos.

Entre los proyectos a ser ejecutados en el año 2013, se destacan los siguientes:

- A ser ejecutados por la Corporación Eléctrica Nacional, S.A. (Corpoelec):

  - Central Hidroeléctrica Tocoma: Con esta obra se incrementará la capacidad instalada de generación hidroeléctrica en el país y su transmisión asociada para suplir 12.100 GWh/año de energía eléctrica a partir del año 2014.

  - Planta Termozulia III: La ejecución de este proyecto permitirá cubrir parte del déficit de la demanda de energía eléctrica, con tecnologías de ciclo combinado bajo un esquema de optimización y utilización de combustibles más limpios optimizando el potencial termoeléctrico en la zona occidental del país.

  - Construcción de Subestaciones Encapsuladas en SF6 en la Zona Urbana de Maracaibo: Estas obras reforzarán la red urbana de transmisión de la región occidente del estado Zulia.

- Rehabilitación de las unidades 1 a 6 de la Casa de Máquinas 1 de la Central Hidroeléctrica Simón Bolívar (Guri): Con la rehabilitación de estas unidades se extenderá la vida útil de la central hidroeléctrica "Simón Bolívar", para asegurar que pueda continuar produciendo energía eléctrica a plena capacidad y disminuir los costos de operación y mantenimiento.

- Fortalecimiento y Desarrollo Institucional de Corpoelec: La ejecución de este proyecto proveerá a la Corporación la generación de nuevas soluciones tecnológicas con adecuados sistemas de gestión comercial, de distribución y desarrollo de modelos gerenciales y administrativos que fomenten la sostenibilidad del SEN.

- Plan Nacional de Respaldo al Sistema de Transformadores de Potencia y Sistema Control de la Demanda: Corpoelec, a los fines de dar un servicio eléctrico confiable y de calidad a una parte apreciable de nuestra población, mejorando a su vez, sus condiciones de vida, en el marco del Convenio Binacional con la República de Portugal, se establecerá un programa de sustitución, ampliación e instalación en nuevas subestaciones eléctricas a nivel nacional, mediante el suministro y montaje de un total de 77 nuevos transformadores de potencia fijos y 30 subestaciones móviles, con una potencia total de 4.338 MVA.

- El II Desarrollo del Complejo Hidroeléctrico Uribante Caparo (Presa Las Cuevas - Central Las Coloradas): Esta obra permitirá colocar en el SEN una potencia instalable de 1237MW.

- Construcción de la Planta de Generación Termoeléctrica Antonio José de Sucre (Planta Cumaná) 1000 MW: Esta importante obra cubrirá parte del déficit de la demanda de energía eléctrica, empleando tecnologías de ciclo combinado bajo un esquema de optimización y utilización de combustibles más limpios, que incrementarán el potencial termoeléctrico en la zona oriental del país.

- Sistema de Transmisión en 400 KV asociado a las Subestaciones Buena Vista y El Venado: En el marco del Convenio Binacional con la República de Portugal, se financia este proyecto con el cual se incrementará la capacidad del sistema de transmisión en el Occidente del país, mediante el desarrollo de una interconexión en 400 KV y un desvío de la línea Tablazo-Yaracuy hasta la S/E Buena Vista en el Estado Trujillo.

- A ser ejecutados por la Fundación para el Desarrollo del Servicio Eléctrico (Fundelec):

  - Ampliación y mejoras de la Planta Metrocontadores del Alba S.A.: permitirá mejorar la eficiencia en la medición del consumo eléctrico, factor fundamental en la el proceso de comercialización del el servicio eléctrico.

  - Mesas de Energía: la ejecución de este proyecto promueve en los Consejos Comunales y demás instancias del Poder Popular Organizado, la implantación de Comités de energía que sean capaces, a través del autogobiemo comunal, de gestionar, mantener y defender en su jurisdicción la prestación de los servicios de distribución de electricidad.

  - Instalación de sistemas Híbridos (Eólicos-Fotovoltaicos-Diesel) en comunidades aisladas, indígenas y fronterizas: Con el propósito de suministrar el servicio eléctrico a comunidades remotas, indigenas y fronterizas del pais, que por su ubicación minimiza la posibilidad de interconexión a la red de distribución eléctrica nacional, Fundelec tratará de satisfacer esta necesidad y hacer justicia social instalando 49 sistemas hibridos y 891 sistemas fotovoltaicos para la electrificación de comunidades aisladas, indígenas y fronterizas.

  - Mantenimiento de Sistemas de Energías Renovables Instalados en Comunidades Aisladas, Indígenas y Fronterizas de Venezuela: con este proyecto se reducirá a 5% la inoperatividad de los sistemas instalados, se culminará la conformación de la red de Unidades de Servicio y Mantenimiento, así como el mantenimiento preventivo de los 3.200 sistemas instalados.

- Acompañamiento técnico y metodológico para el desarrollo de las capacidades en eficiencia energética: A través de este proyecto se realizarán actividades de formación, capacitación y asistencia técnica en eficiencia energética dirigidas al personal de Corpoelec, del Ministerio del Poder Popular para la Energía Eléctrica, a Grandes Usuarios y a las Comunidades Educativas.

- A ser ejecutados por el Ministerio del Poder Popular para la Energía Eléctrica:

  - Supervisión, coordinación y control del Sistema Eléctrico Nacional (SEN): Con el cual se garantiza la operación segura y confiable del SEN, a fin de ofrecer un Servicio confiable y de calidad.

  - Actualización Tecnológica de los Despachos de Carga del Centro Nacional de Despachos: Mantener el óptimo desempeño de los Despachos de Carga a Nivel Nacional, ofreciendo así, las mejores instalaciones y la más alta tecnología que permita a los Despachadores realizar su trabajo con la máxima precisión y seguridad.

  - Diseño del Plan Estratégico de Gestión Integral de Riesgos para el Sector Eléctrico Nacional (PEGIR) 2013-2019 Fase I: Este proyecto permitirá definir objetivos y políticas que busquen mitigar los riesgos socionaturales y tecnológicos que afecten al SEN.

  - Plan de Desarrollo del Sistema Eléctrico Nacional (PDSEN) 2013- 2032: con este proyecto el Ministerio del Poder Popular para la Energía Eléctrica elaborará una propuesta del marco regulatorio para el sector que incentive su sustentabilidad y eficiencia técnica-económica para su consolidación con una visión socialista para todas y todos los venezolanos.

  - Implantación de los Comités de Seguridad y Controlaría Social en el Sistema Eléctrico Nacional (SEN): La ejecución de este proyecto implantará 24 Comités de Seguridad y Contraloría Social en el SEN, mediante la participación de las comunidades organizadas a fin de resguardar las instalaciones del sector.

  - Diseño e Instalación de un Centro de Control y Fiscalización para la Seguridad Industrial del Sistema Eléctrico Nacional (SEN): Este centro de control permitirá recopilar registros de eventos laborales, para el análisis, evaluación y aplicación de correctivos.

  - Implementación del Plan de Uso Racional y Eficiente en Grandes Usuarios.

  - Control y seguimiento del Plan Nacional Uso Racional y Eficiente de la Energía Eléctrica.

  - Establecimiento de un Centro de Monitoreo del Sector Eléctrico Nacional en el MPPEE: Con la ejecución de este proyecto, el Ministerio dispondrá de una instancia para la supervisión de la seguridad del SEN, que analice información estratégica, emita alertas y recomendaciones para prevenir situaciones no deseadas que afecten al sistema.

  - Plan comunicacional masivo del MPPEE para la población: Proyecto a través del cual el Ministerio divulgará su gestión, acción y políticas de ahorro energético, uso racional y eficiente de la energía eléctrica.

  - Seguimiento y evaluación del impacto político, social, económico, ambiental y territorial de las políticas del sector eléctrico Venezolano.

- Diseño, Elaboración, Publicación y Distribución del Anuario Estadístico del Sector Eléctrico Venezolano: con la ejecución de este proyecto se resumirán las estadísticas oficiales en una publicación oficial que satisfaga las necesidades básicas de información del sector eléctrico venezolano.

- Implementación de un Programa de Seguridad de la Información para el Sector Eléctrico Nacional orientado a la prevención, control y análisis de riesgos de los datos e información que maneja el sector.

- Ejecución del Plan de Participación Popular: con la promoción de la organización de los usuarios del servicio eléctrico el Ministerio fortalece la participación popular en la gestión del prestador del servicio.

- Centro de Información sobre el Uso Racional y Eficiencia Energética: a través de este centro de información se mantendrá actualizada, manejando la información relevante para la toma de decisiones en materia de uso de la energía, así como registros de información clave para la ejecución del plan de eficiencia energética.

- Investigación y Desarrollo aplicada al Uso Racional y Eficiente de la Energía Eléctrica.

- Implantación del Modelo General de Seguimiento, Evaluación y Control de las Actividades del Servicio Eléctrico Nacional y de la Gestión del Operador del Servicio de los Entes Adscritos al MPPEE.

- Determinar el potencial de las Fuentes Alternas Renovables de Energía (FARE) en Venezuela, con fines de aprovechamiento energético para la generación, distribución, eficiencia y universalización de energía eléctrica.

El presupuesto de Gastos del Ministerio asciende a la cantidad de Bs. 9.672.753.756, distribuidos de la siguiente forma:

- Bs. 6.394.053.756, equivalentes al 66,10% del presupuesto, destinado a la ejecución de los proyectos incluidos en la Ley Especial de Endeudamiento Anual.

- Bs. 706.612.786, que representan el 7,31% del presupuesto, que serán transferidos a Fundelec para la ejecución de sus proyectos y gastos operativos.

- Bs. 2.572.087.214, equivalentes al 26,59% del presupuesto, con el cual se financiará el gasto administrable del Ministerio del año 2013.

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código N.E	Código Ppto.	Denominación	Fecha inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
115480	590047000	Plan de Simplificación de Trámites Administrativos del Sector Eléctrico	01-01-12	31-12-13	398.088	137.809			535.897
115681	590057000	Diseño e Instalación de un Centro de Control y Fiscalización para la Seguridad Industrial del Sistema Eléctrico Nacional (SEN)	01-01-12	31-12-13	1.558.479	3.353.004			4.911.483
115817	590062000	Implementación de un Programa de Seguridad de la Información para el SEN, orientado a la prevención, control y análisis de riesgos de los datos e información que maneja el sector	01-01-12	31-12-16	4.916.950	2.065.387	2.000.000	3.999.999	12.982.336
115741	590063000	Establecimiento de un Centro de Monitoreo del Sector Eléctrico Nacional en el MPPEE	01-01-12	31-12-13	1.132.641	1.875.492			3.008.133
				TOTAL	8.006.158	7.431.692	2.000.000	3.999.999	21.437.849

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
115.480	590047000	Plan de Simplificación de Trámites Administrativos del Sector Eléctrico	Plan			1	137.809			137.809
115.681	590057000	Diseño e Instalación de un Centro de Control y Fiscalización para la Seguridad Industrial del Sistema Eléctrico Nacional (SEN)	Centro Aperturado			1	3.353.004			3.353.004
115.817	590062000	Implementación de un Programa de Seguridad de la Información para el SEN, orientado a la prevención, control y análisis de riesgos de los datos e información que maneja el sector	Porcentaje			100	2.065.387			2.065.387
115.741	590063000	Establecimiento de un Centro de Monitoreo del Sector Eléctrico Nacional en el MPPEE	Centro Tecnológico			1	1.875.492			1.875.492
117.810	590073000	Implantación de los Comités de Seguridad y Contraloría Social en el Sistema Eléctrico Nacional	Comité			24	2.576.784			2.576.784
117.048	590074000	Mantenimiento de las instalaciones y equipos del Ministerio del Poder Popular para la Energía Eléctrica	Servicio			2.318	74.088.000			74.088.000
117.795	590075000	Diseño, construcción e implementación del Sistema de Información Estadística del Ministerio del Poder Popular para la Energía Eléctrica- Fase III	Sistema de Información			1	3.333.440			3.333.440
117.064	590076000	Diseño, Elaboración, Publicación y Distribución del Anuario Estadístico del Sector Eléctrico Venezolano	Anuario			1	154.320			154.320
117.188	590077000	Actualización Tecnológica de los Despachos de Carga del Centro Nacional de Despachos	Actualización			1	224.557.062			224.557.062
117.121	590078000	Supervisión, Coordinación y Control del Sistema Eléctrico Nacional	Informe Estadístico			1	62.660.863			62.660.863
117.573	590079000	Investigación y Desarrollo aplicados al Uso Racional y Eficiente de la Energía Eléctrica	Informe			8	3.725.398			3.725.398
117.547	590080000	Ejecución del Plan de Participación Popular	Informe de Ejecución			4	5.013.063			5.013.063
117.488	590081000	Formación e investigación socio-política	Participante			2.000	3.342.061			3.342.061
117.206	590082000	Plan Estratégico Institucional del Ministerio del Poder Popular para la Energía Eléctrica Fase III y sus Entes Adscritos	Documento			1	215.885			215.885
117.154	590083000	Plan de Desarrollo del Sistema Eléctrico Nacional (PDSEN)	Informe			64	39.424.631			39.424.631

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2013
117.674	590084000	Fortalecimiento de la atención ciudadana en el sector eléctrico	Ciudadano Atendido			20.000	3.534.036			3.534.036
117.408	590085000	Fortalecimiento de la planta física del Ministerio del Poder Popular para la Energía Eléctrica	Metro Cuadrado			15.000	412.659.230			412.659.230
117.548	590086000	Fortalecimiento a las diferentes Unidades del Ministerio del Poder Popular para la Energía Eléctrica en materia de soporte comunicacional y de relacionamiento	Programa / Plan			6	159.407.361			159.407.361
117.339	590087000	Plan Comunicacional Masivo del MPPEE para la población venezolana	Porcentaje			2	287.651.248			287.651.248
117.232	590088000	Marco Jurídico del Sector de la Energía Eléctrica y Energías Alternativas	Instrumento Legal			12	965.225			965.225
117.916	590089000	Difusión del Marco Regulatorio del Sector de la Energía Eléctrica	Evento			20	913.892			913.892
117.454	590090000	Determinar el potencial de las Fuentes Alternas Renovables de Energía (FARE) en Venezuela, con fines de aprovechamiento energético para la generación, distribución, eficiencia y universalización de la energía eléctrica	Informe			4	7.871.361			7.871.361
117.025	590091000	Implantación del Modelo General de Seguimiento, Evaluación y Control de las Actividades del Servicio Eléctrico Nacional y de la Gestión del Operador del Servicio de los Entes Adscritos al MPPEE	Informe			653	28.540.715			28.540.715
117.203	590092000	Desarrollo y optimización de sistemas de información del Ministerio del Poder Popular para la Energía Eléctrica	Sistema			3	2.549.679			2.549.679
117.144	590093000	Fortalecimiento de la infraestructura tecnológica del Ministerio del Poder Popular para la Energía Eléctrica	Plataforma tecnológica			1	27.010.944			27.010.944
117.604	590094000	Control y seguimiento del Plan Nacional Uso Racional y Eficiente de la Energía Eléctrica	Informe			36	808.340			808.340
117.666	590095000	Diseño del Marco Regulatorio Relativo al Uso Racional y Eficiencia Energética	Reglamento			18	2.149.303			2.149.303
118.115	590096000	Implementación del Plan de Uso Racional y Eficiente en Grandes Usuarios	Informe			12	1.837.460			1.837.460
117.552	590098000	Centro de Información sobre el Uso Racional y Eficiencia Energética	Registro			17	1.516.688			1.516.688

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
117.407	590099000	Ejecución de los Programas de Regulación y Control del Uso y Manejo de las Fuentes Radiactivas y los Equipos Generadores de las Radiaciones Ionizantes	Informe			12	1.550.023			1.550.023
117.169	590100000	Diseño de una Instalación de Gestión para las Fuentes Selladas en Desuso y Desechos Radiactivos existentes en la República Bolivariana de Venezuela	Informe			4	1.286.760			1.286.760
117.031	590101000	Diseño de la infraestructura para la autorización del personal ocupacionalmente expuesto asociado a la práctica de gammagrafía industrial	Informe técnico			4	345.526			345.526
117.073	590102000	Formación, investigación y desarrollo en las áreas de: Generación, Transmisión, Distribución-Comercialización, Despacho de Carga y Planificación Integral del Sistema Eléctrico Nacional	Programa			2	42.215.378			42.215.378
116.957	590103000	Plan de Fortalecimiento Técnico del Ministerio del Poder Popular para la Energia Eléctrica y de sus Entes Adscritos	Plan			1	1.664.268			1.664.268
117.022	590104000	Seguimiento y Evaluación del impacto politico, social, económico, ambiental y territorial de las politicas del Sector Eléctrico Venezolano	Informe			24	373.350			373.350
117.183	590105000	Plan de apoyo para el fortalecimiento de las capacidades técnicas del talento humano de la Dirección de Energía Atómica - MPPEE	Informe			4	160.276			160.276
119.677	590106000	Diseño del Plan Estratégico de Gestión Integral de Riesgos para el Sector Eléctrico Nacional (PEGIR) 2013-2019 Fase I	Informe			3	17.337.223			17.337.223
	599999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			6.394.053.756		6.394.053.756		6.394.053.756
						TOTAL	1.428.871.485	6.394.053.756		7.822.925.241

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
590001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	974.900.667			974.900.667
590002000	Gestión administrativa	847.676.394			847.676.394
590003000	Previsión y protección social	13.947.254			13.947.254
590007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	13.304.200			13.304.200
	TOTAL	**1.849.828.515**			**1.849.828.515**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**355**	**368**	**237**	**960**	**27.353.868**	**16.688.553**	**44.042.421**
Altos Funcionarios y de Elección Popular		1		1	270.273		270.273
Alto Nivel y de Dirección	61	24	47	132	3.906.664	1.385.661	5.292.325
Profesional y Técnico	222	197	94	513	14.699.399	11.590.711	26.290.110
Personal Administrativo	45	17	12	74	2.130.875	1.681.251	3.812.126
Obrero	27	129	84	240	6.346.657	2.030.930	8.377.587
Personal Contratado	**117**	**107**		**224**	**28.119.611**		**28.119.611**
Profesional y Técnico	77	72		149	18.099.611		18.099.611
Personal Administrativo	40	35		75	10.020.000		10.020.000
TOTAL	**472**	**475**	**237**	**1.184**	**55.473.479**	**16.688.553**	**72.162.032**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**5**		**5**	**4.190.904**
Empleados	5		5	4.190.904
Jubilados	**12**	**8**	**20**	**9.756.350**
Empleados	12	8	20	9.756.350
TOTAL	**17**	**8**	**25**	**13.947.254**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	959.261.343			959.261.343
4.02	Materiales, suministros y mercancías	97.275.948			97.275.948
4.03	Servicios no personales	821.741.395			821.741.395
4.04	Activos reales	624.230.774			624.230.774
4.07	Transferencias y donaciones	766.190.540	6.394.053.756		7.160.244.296
4.11	Disminución de pasivos	10.000.000			10.000.000
	TOTAL	**3.278.700.000**	**6.394.053.756**		**9.672.753.756**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	706.612.786	6.394.053.756		7.100.666.542
4.07.01.00.00	Transferencias y donaciones corrientes internas	604.209.509			604.209.509
4.07.01.03.00	Transferencias corrientes internas al sector público	604.209.509			604.209.509
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	604.209.509			604.209.509
	- A0364 Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)	604.209.509			604.209.509
4.07.03.00.00	Transferencias y donaciones de capital internas	102.403.277	6.394.053.756		6.496.457.033
4.07.03.03.00	Transferencias de capital internas al sector público	102.403.277	6.394.053.756		6.496.457.033
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	102.403.277			102.403.277
	- A0364 Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)	102.403.277			102.403.277
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros		6.394.053.756		6.394.053.756
	- A1291 Corporación Eléctrica Nacional, S.A. (CORPOELEC)		6.394.053.756		6.394.053.756

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	12.000.000			12.000.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	12.000.000			12.000.000
4.07.01.02.00	Donaciones corrientes internas al sector privado	12.000.000			12.000.000
4.07.01.02.02	Donaciones corrientes a instituciones sin fines de lucro	12.000.000			12.000.000
	- S2288 Asociación Civil de Trabajadores del Ministerio para la Energía Eléctrica (ASOELEC)	12.000.000			12.000.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.000.000			2.000.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	2.000.000			2.000.000
4.07.02.01.00	Transferencias corrientes al exterior	2.000.000			2.000.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	2.000.000			2.000.000
	- I0126 Organización Latinoamericana y Caribeña de Energía (OLACDE)	2.000.000			2.000.000

PROYECTO: COD. N.E: 115480 COD. PPTO: 590047000 Plan de Simplificación de Trámites Administrativos del Sector Eléctrico

UNIDAD DE MEDIDA: Plan

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 137.809

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico

OBJETIVOS ESPECÍFICOS: Formular e Implantar el Plan de Simplificación de Trámites Administrativos del Sector Eléctrico con el propósito de ser eficiente en la gestión pública de este sector

RESULTADO: Trámites administrativos del software para el sector eléctrico simplificado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	7.144					7.144
4.03	Servicios no personales	130.665					130.665
	TOTAL	137.809					137.809

PROYECTO: COD. N.E: 115681 COD. PPTO: 590057000 Diseño e Instalación de un Centro de Control y Fiscalización para la Seguridad Industrial del Sistema Eléctrico Nacional (SEN)

UNIDAD DE MEDIDA: Centro Aperturado

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 3.353.004

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico

OBJETIVOS ESPECÍFICOS: Diseñar e Instalar un Centro de Control y Fiscalización para la Seguridad Industrial del SEN, a fin de recopilar registros de eventos laborales que permitan el análisis, evaluación y aplicación de correctivos

RESULTADO: Centro de Control y Fiscalización para la Seguridad Industrial del Servicio Eléctrico Nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	800.000					800.000
4.02	Materiales, suministros y mercancías	843.109					843.109
4.03	Servicios no personales	1.658.370					1.658.370
4.04	Activos reales	51.525					51.525
	TOTAL	**3.353.004**					**3.353.004**

PROYECTO: COD. N.E: 115817 COD. PPTO: 590062000 Implementación de un Programa de Seguridad de la Información para el SEN, orientado a la prevención, control y análisis de riesgos de los datos e información que maneja el sector

UNIDAD DE MEDIDA: Porcentaje

CANTIDAD: Fem.(0) Mas.(0) Total(100)

ASIGNACIÓN PRESUPUESTARIA: 2.065.387

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover valores, conductas y programas orientados a lograr el uso eficiente de los recursos energéticos

OBJETIVOS ESPECÍFICOS: Reducir los riesgos de la situación actual de la seguridad de la información, bajo una perspectiva sistémica de los componentes medulares del Sector Eléctrico Nacional

RESULTADO: Reducir los riesgos identificados de inseguridad en el manejo y protección de los activos de información críticos del SEN, que afectan la operatividad y por ende la prestación de un servicio de calidad.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	253.611					253.611
4.02	Materiales, suministros y mercancías	326.107					326.107
4.03	Servicios no personales	1.061.669					1.061.669
4.04	Activos reales	424.000					424.000
	TOTAL	**2.065.387**					**2.065.387**

PROYECTO: COD. N.E: 115741 COD. PPTO: 590063000 Establecimiento de un Centro de Monitoreo del Sector Eléctrico Nacional en el MPPEE

UNIDAD DE MEDIDA: Centro Tecnológico

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 1.875.492

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico

OBJETIVOS ESPECÍFICOS: Disponer de una instancia para la supervisión de la seguridad del SEN que analice información estratégica, emita alertas y recomendaciones para prevenir situaciones no deseadas que afecten al sistema

RESULTADO: Centro de Monitoreo

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	800.000					800.000
4.02	Materiales, suministros y mercancías	143.301					143.301
4.03	Servicios no personales	437.546					437.546
4.04	Activos reales	494.645					494.645
	TOTAL	**1.875.492**					**1.875.492**

PROYECTO: COD. N.E: 117810 COD. PPTO: 590073000 Implantación de los Comités de Seguridad y Contraloría Social en el Sistema Eléctrico Nacional

UNIDAD DE MEDIDA: Comité

CANTIDAD: Fem.(0) Mas.(0) Total(24)

ASIGNACIÓN PRESUPUESTARIA: 2.576.784

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Garantizar la participación activa y protagónica de los ciudadanos y ciudadanas y de las organizaciones del poder popular en la formulación, adopción, seguimiento y evaluación de políticas, planes y proyectos del sector eléctrico.

OBJETIVOS ESPECÍFICOS: Implantar 24 Comités de Seguridad y Contraloría Social en el Sistema Eléctrico Nacional, mediante la participación de las comunidades organizadas a fin de resguardar las instalaciones del sector

RESULTADO: Comités de Seguridad y Contraloría Social Implantados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.114.900					1.114.900
4.03	Servicios no personales	1.171.884					1.171.884
4.04	Activos reales	290.000					290.000
	TOTAL	**2.576.784**					**2.576.784**

PROYECTO: COD. N.E: 117048 COD. PPTO: 590074000 Mantenimiento de las instalaciones y equipos del Ministerio del Poder Popular para la Energía Eléctrica

UNIDAD DE MEDIDA: Servicio

CANTIDAD: Fem.(0) Mas.(0) Total(2.318)

ASIGNACIÓN PRESUPUESTARIA: 74.088.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico

OBJETIVOS ESPECÍFICOS: Mantener los sistemas de aire acondicionado, hídricos, eléctricos, de transporte, tracción y elevación de la planta física del Ministerio del Poder Popular para la Energia Eléctrica, en condiciones óptimas de funcionamiento

RESULTADO: Instalaciones y equipos del Ministerio del Poder Popular para la Energía Eléctrica, en condiciones óptimas de funcionamiento

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	6.250.000					6.250.000
4.03	Servicios no personales	39.938.000					39.938.000
4.04	Activos reales	27.900.000					27.900.000
	TOTAL	**74.088.000**					**74.088.000**

PROYECTO: COD. N.E: 117795 COD. PPTO: 590075000 Diseño, construcción e implementación del Sistema de Información Estadística del Ministerio del Poder Popular para la Energia Eléctrica- Fase III

UNIDAD DE MEDIDA: Sistema de Información

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 3.333.440

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico

OBJETIVOS ESPECÍFICOS: Integrar la información estadística generada por las actividades del sector, en su tercera fase, tanto desde el punto de vista operativo como comercial e institucional, a través de diseñar, construir e implementar el Sistema de Información Estadistica del MPPEE

RESULTADO: Sistema de Información Estadística implementado y en operación

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	12.000					12.000
4.03	Servicios no personales	1.321.440					1.321.440
4.04	Activos reales	2.000.000					2.000.000
	TOTAL	3.333.440					3.333.440

PROYECTO: COD. N.E: 117064 COD. PPTO: 590076000 Diseño, Elaboración, Publicación y Distribución del Anuario Estadístico del Sector Eléctrico Venezolano

UNIDAD DE MEDIDA: Anuario

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 154.320

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico

OBJETIVOS ESPECÍFICOS: Compendiar las estadísticas oficiales mediante la publicación oficial que satisfaga las necesidades básicas de información del sector eléctrico venezolano

RESULTADO: Estadísticas consolidadas del Sector Eléctrico publicadas y distribuidas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	30.000					30.000
4.02	Materiales, suministros y mercancías	26.000					26.000
4.03	Servicios no personales	98.320					98.320
	TOTAL	**154.320**					**154.320**

PROYECTO: COD. N.E: 117188 COD. PPTO: 590077000 Actualización Tecnológica de los Despachos de Carga del Centro Nacional de Despachos

UNIDAD DE MEDIDA: Actualización

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 224.557.062

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio

OBJETIVOS ESPECÍFICOS: Mantener el óptimo desempeño de los Despachos de Carga a nivel nacional, mediante la modernización física y la actualización tecnológica de los Despachos de Carga, ofreciendo así, las mejores instalaciones y la más alta tecnología que permita a los Despachadores realizar su trabajo con la máxima precisión y seguridad

RESULTADO: Programas y Sistemas Actualizados Tecnológicamente e Infraestructura modernizada

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	24.059.684					24.059.684
4.04	Activos reales	200.497.378					200.497.378
	TOTAL	**224.557.062**					**224.557.062**

PROYECTO: COD. N.E: 117121 COD. PPTO: 590078000 Supervisión, Coordinación y Control del Sistema Eléctrico Nacional

UNIDAD DE MEDIDA: Informe Estadístico

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 62.660.863

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio

OBJETIVOS ESPECÍFICOS: Garantizar la operación segura y confiable del Sistema Eléctrico Nacional, supervisando, coordinando y controlando el sistema, a fin de ofrecer un servicio confiable y de calidad

RESULTADO: Informe Anual que muestra las estadísticas referentes al Sistema Eléctrico Nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	11.432.197					11.432.197
4.03	Servicios no personales	28.935.568					28.935.568
4.04	Activos reales	22.293.098					22.293.098
	TOTAL	62.660.863					62.660.863

PROYECTO:	COD. N.E: 117573 COD. PPTO: 590079000 Investigación y Desarrollo aplicados al Uso Racional y Eficiente de la Energía Eléctrica
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.(0) Mas.(0) Total(8)
ASIGNACIÓN PRESUPUESTARIA:	3.725.398
DIRECTRIZ ESTRATÉGICA:	Convertir a Venezuela en una Potencia Energética Mundial
OBJETIVO ESTRATÉGICO:	Promover valores, conductas y programas orientados a lograr el uso eficiente de los recursos energéticos
OBJETIVOS ESPECÍFICOS:	Promover la investigación y evaluación de tecnologías en materia de uso racional y eficiente de la energía en función de nuevas alternativas técnicas y la conformación de guías en cada sector
RESULTADO:	Informes de asesorías asociados a los Grandes Usuarios

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	262.246					262.246
4.03	Servicios no personales	3.034.269					3.034.269
4.04	Activos reales	428.883					428.883
	TOTAL	3.725.398					3.725.398

PROYECTO: COD. N.E: 117547 COD. PPTO: 590080000 Ejecución del Plan de Participación Popular

UNIDAD DE MEDIDA: Informe de Ejecución

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 5.013.063

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover la organización de los usuarios del servicio eléctrico a fin de asegurar la participación popular en la gestión de los prestadores del servicio

OBJETIVOS ESPECÍFICOS: Ejecutar las actividades del Plan de Participación Popular para el fortalecimiento del Poder Popular en el sector eléctrico

RESULTADO: Informes de Ejecución del Plan de Participación Popular en el sector eléctrico

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancias	870.265					870.265
4.03	Servicios no personales	4.135.598					4.135.598
4.04	Activos reales	7.200					7.200
	TOTAL	5.013.063					5.013.063

PROYECTO:	COD. N.E: 117488 COD. PPTO: 590081000 Formación e investigación socio-politica
UNIDAD DE MEDIDA:	Participante
CANTIDAD:	Fem.(0) Mas.(0) Total(2.000)
ASIGNACIÓN PRESUPUESTARIA:	3.342.061
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Promover la organización de los usuarios del servicio eléctrico a fin de asegurar la participación popular en la gestión de los prestadores del servicio
OBJETIVOS ESPECÍFICOS:	Desarrollar líneas de investigación que busquen un perfeccionamiento de la formación e impartir formación socio-política y capacitación técnica y administrativa de los miembros del SEN y comunidades, para hacerles conocer y promover su participación activa en relación a la política de Estado y del MPPEE
RESULTADO:	Participantes formados / Informes de Investigación elaborados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	580.195					580.195
4.03	Servicios no personales	2.757.066					2.757.066
4.04	Activos reales	4.800					4.800
	TOTAL	**3.342.061**					**3.342.061**

PROYECTO: COD. N.E: 117206 COD. PPTO: 590082000 Plan Estratégico Institucional del Ministerio del Poder Popular para la Energía Eléctrica Fase III y sus Entes Adscritos

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 215.885

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico

OBJETIVOS ESPECÍFICOS: Orientar la acción del MPPEE mediante la presentación del proyecto de Plan Estratégico Institucional del MPPEE, de acuerdo a las necesidades internas del sector y ciudadanos en general, para mejorar la calidad del servicio eléctrico

RESULTADO: Plan Estratégico Institucional del MPPEE vinculado con sus Entes Adscritos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	64.600					64.600
4.03	Servicios no personales	151.285					151.285
TOTAL		215.885					215.885

PROYECTO: COD. N.E: 117154 COD. PPTO: 590083000 Plan de Desarrollo del Sistema Eléctrico Nacional (PDSEN)

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(64)

ASIGNACIÓN PRESUPUESTARIA: 39.424.631

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico

OBJETIVOS ESPECÍFICOS: Dar respuesta a lo establecido en los artículos 5, 17 y 21 de la Ley Orgánica del Sistema y Servicio Eléctrico (LOSSE), así como, disponer de una propuesta del marco regulatorio para el sector que incentive su sustentabilidad y eficiencia técnica-económica para su consolidación con una visión socialista para todas y todos los venezolanos

RESULTADO:
Dos (2) documentos asociados al PDSEN
Siete (7) informes que corresponden a estudios del servicio y de expansión del SEN
Dieciocho (18) informes orientados al desarrollo de la propuesta de Régimen Económico para la transición
Treinta y siete (37) documentos asociados al Programa Integral de Supervisión y Control del Sistema de Normalización del Sector

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	488.670					488.670
4.03	Servicios no personales	36.880.511					36.880.511
4.04	Activos reales	2.055.450					2.055.450
	TOTAL	**39.424.631**					**39.424.631**

PROYECTO: COD. N.E: 117674 COD. PPTO: 590084000 Fortalecimiento de la atención ciudadana en el sector eléctrico

UNIDAD DE MEDIDA: Ciudadano Atendido

CANTIDAD: Fem.(0) Mas.(0) Total(20.000)

ASIGNACIÓN PRESUPUESTARIA: 3.534.036

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Garantizar la participación activa y protagónica de los ciudadanos y ciudadanas y las comunidades organizadas en la formulación, adopción, seguimiento y evaluación de políticas, planes y proyectos en el sector eléctrico

OBJETIVOS ESPECÍFICOS: Fortalecer los canales de comunicación, información y participación entre el sector eléctrico y la ciudadanía

RESULTADO: Ciudadanos atendidos, orientados y satisfechos de manera efectiva y eficiente y participando activamente

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	178.155					178.155
4.03	Servicios no personales	525.381					525.381
4.07	Transferencias y donaciones	2.830.500					2.830.500
	TOTAL	**3.534.036**					**3.534.036**

PROYECTO: COD. N.E: 117408 COD. PPTO: 590085000 Fortalecimiento de la planta física del Ministerio del Poder Popular para la Energía Eléctrica

UNIDAD DE MEDIDA: Metro Cuadrado

CANTIDAD: Fem.(0) Mas.(0) Total(15.000)

ASIGNACIÓN PRESUPUESTARIA: 412.659.230

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico

OBJETIVOS ESPECÍFICOS: Mejorar las condiciones de la planta física, organizando y dotando sus espacios para garantizar las condiciones laborales que propicien una gestión eficiente del personal del Ministerio del Poder Popular para la Energia Eléctrica

RESULTADO: Espacios de la planta fisica del Ministerio del Poder Popular para la Energia Eléctrica dotados de materiales y equipos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	20.695.970					20.695.970
4.03	Servicios no personales	58.287.866					58.287.866
4.04	Activos reales	333.675.394					333.675.394
	TOTAL	**412.659.230**					**412.659.230**

PROYECTO: COD. N.E: 117548 COD. PPTO: 590086000 Fortalecimiento a las diferentes Unidades del Ministerio del Poder Popular para la Energía Eléctrica en materia de soporte comunicacional y de relaciones institucionales

UNIDAD DE MEDIDA: Programa / Plan

CANTIDAD: Fem.(0) Mas.(0) Total(6)

ASIGNACIÓN PRESUPUESTARIA: 159.407.361

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover valores, conductas y programas orientados a lograr el uso eficiente de los recursos energéticos

OBJETIVOS ESPECÍFICOS: Garantizar a todas las Unidades del Ministerio del Poder Popular para la Energía Eléctrica los insumos necesarios en materia comunicacional y de relaciones institucionales, a fin de contribuir en la homogeneidad de politicas comunicacionales, informativas y de imagen corporativa de la Institución

RESULTADO: Este proyecto consiste en suministrar a las Unidades del Ministerio, los insumos necesarios referidos a: Cobertura comunicacional; producción y post-producción de contenidos gráficos, audiovisuales y/o multimedia; producción editorial y divulgación de contenidos; organización de eventos; asistencia logística y relaciones institucionales

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	500.000					500.000
4.02	Materiales, suministros y mercancías	12.520.700					12.520.700
4.03	Servicios no personales	140.546.661					140.546.661
4.04	Activos reales	5.840.000					5.840.000
	TOTAL	**159.407.361**					**159.407.361**

PROYECTO: COD. N.E: 117339 COD. PPTO: 590087000 Plan Comunicacional Masivo del MPPEE para la población venezolana

UNIDAD DE MEDIDA: Porcentaje

CANTIDAD: Fem.(0) Mas.(0) Total(100)

ASIGNACIÓN PRESUPUESTARIA: 287.651.248

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover valores, conductas y programas orientados a lograr el uso eficiente de los recursos energéticos

OBJETIVOS ESPECÍFICOS: Divulgar la gestión del Ministerio del Poder Popular para la Energía Eléctrica (MPPEE), a través de estrategias comunicacionales efectivas para continuar posicionándolo como el órgano rector de las políticas que orientan al sector eléctrico nacional, responsable de la implantación del uso racional y eficiente de la energía

RESULTADO: Campañas publicitarias

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	287.651.248					287.651.248
	TOTAL	**287.651.248**					**287.651.248**

PROYECTO: COD. N.E: 117232 COD. PPTO: 590088000 Marco Jurídico del Sector de la Energía Eléctrica y Energías Alternativas

UNIDAD DE MEDIDA: Instrumento Legal

CANTIDAD: Fem.(0) Mas.(0) Total(12)

ASIGNACIÓN PRESUPUESTARIA: 965.225

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico

OBJETIVOS ESPECÍFICOS: Elaborar propuesta de instrumentos legales, para actualizar el marco jurídico

RESULTADO: Propuestas para el marco jurídico del sector de la energia eléctrica, energías alternativas y el uso racional y eficiente de la energía

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	19.807					19.807
4.03	Servicios no personales	821.418					821.418
4.04	Activos reales	124.000					124.000
	TOTAL	**965.225**					**965.225**

PROYECTO: COD. N.E: 117916 COD. PPTO: 590089000 Difusión del Marco Regulatorio del Sector de la Energía Eléctrica

UNIDAD DE MEDIDA: Evento

CANTIDAD: Fem.(0) Mas.(0) Total(20)

ASIGNACIÓN PRESUPUESTARIA: 913.892

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover la organización de los usuarios y usuarias del servicio eléctrico a fin de asegurar la participación popular en la gestión de las o los prestadores de servicio

OBJETIVOS ESPECÍFICOS: Difundir el marco regulatorio del sector eléctrico a través de eventos para dar a conocer los instrumentos que rigen el sector eléctrico, con el propósito de impulsar el cumplimiento de los mismos, informando sobre las obligaciones, sanciones y delitos, entre otras cosas

RESULTADO: Marco Regulatorio en materia de energía eléctrica divulgado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	21.833					21.833
4.03	Servicios no personales	892.059					892.059
	TOTAL	913.892					913.892

PROYECTO: COD. N.E: 117454 COD. PPTO: 590090000 Determinar el potencial de las Fuentes Alternas Renovables de Energía (FARE) en Venezuela, con fines de aprovechamiento energético para la generación, distribución, eficiencia y universalización de energía eléctrica

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 7.871.361

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover el uso de otras fuentes de energías alternativas

OBJETIVOS ESPECÍFICOS: Estudiar el potencial de aprovechamiento energético de las Fuentes Alternas Renovables de Energia en el Pais

RESULTADO: Estudios de potencial y factibilidad de aprovechamiento de las Fuentes Alternas Renovables de Energia

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	320.001					320.001
4.03	Servicios no personales	7.551.360					7.551.360
	TOTAL	**7.871.361**					**7.871.361**

PROYECTO: COD. N.E: 117025 COD. PPTO: 590091000 Implantación del Modelo General de Seguimiento, Evaluación y Control de las Actividades del Servicio Eléctrico Nacional y de la Gestión del Operador del Servicio de los Entes Adscritos al MPPEE

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(653)

ASIGNACIÓN PRESUPUESTARIA: 28.540.715

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico

OBJETIVOS ESPECÍFICOS: Implementar un Modelo General de Seguimiento y Control de la Gestión del Operador y los Entes Adscritos mediante la fiscalización y evaluación, con el fin de fortalecer el Sistema Eléctrico Nacional

RESULTADO: Avanzar en un 80% de implantación del Modelo General de seguimiento, evaluación y control del servicio eléctrico

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	5.396.000					5.396.000
4.02	Materiales, suministros y mercancías	712.646					712.646
4.03	Servicios no personales	21.950.869					21.950.869
4.04	Activos reales	481.200					481.200
	TOTAL	**28.540.715**					**28.540.715**

PROYECTO:	COD. N.E: 117203 COD. PPTO: 590092000 Desarrollo y optimización de sistemas de información del Ministerio del Poder Popular para la Energía Eléctrica
UNIDAD DE MEDIDA:	Sistema
CANTIDAD:	Fem.(0) Mas.(0) Total(3)
ASIGNACIÓN PRESUPUESTARIA:	2.549.679
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Promover el desarrollo científico, tecnológico e industrial del país en materia de energía
OBJETIVOS ESPECÍFICOS:	Automatizar procesos medulares de la institución para facilitar la gestión diaria en pro de la simplificación de trámites administrativos
RESULTADO:	Automatización de sistemas informáticos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	26.502					26.502
4.03	Servicios no personales	2.223.181					2.223.181
4.04	Activos reales	299.996					299.996
	TOTAL	**2.549.679**					**2.549.679**

PROYECTO:	COD. N.E: 117144 COD. PPTO: 590093000 Fortalecimiento de la infraestructura tecnológica del Ministerio del Poder Popular para la Energía Eléctrica
UNIDAD DE MEDIDA:	Plataforma tecnológica
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	27.010.944
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Promover el desarrollo científico, tecnológico e industrial del país en materia de energía eléctrica
OBJETIVOS ESPECÍFICOS:	Adecuar y optimizar la plataforma de Tecnologías de Información y Comunicaciones (TIC) para garantizar su crecimiento y la continuidad operativa del Ministerio del Poder Popular para la Energía Eléctrica.
RESULTADO:	Plataforma tecnológica actualizada

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	6.831.287					6.831.287
4.03	Servicios no personales	4.918.671					4.918.671
4.04	Activos reales	15.260.986					15.260.986
	TOTAL	27.010.944					27.010.944

PROYECTO: COD. N.E: 117604 COD. PPTO: 590094000 Control y seguimiento del Plan Nacional Uso Racional y Eficiente de la Energía Eléctrica

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(36)

ASIGNACIÓN PRESUPUESTARIA: 808.340

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover valores, conductas y programas orientados a lograr el uso eficiente de los recursos energéticos

OBJETIVOS ESPECÍFICOS: Evaluar el avance del plan energético en desarrollo, estableciendo su impacto en función de eficiencia energética y la reducción de perdidas técnicas y no técnicas a través de auditorias y reportes técnicos

RESULTADO: Desarrollo del seguimiento y control de los planes para el uso racional y eficiente de la energía, en función de reportes y auditorías técnicas corporativas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	50.000					50.000
4.03	Servicios no personales	323.340					323.340
4.04	Activos reales	435.000					435.000
	TOTAL	808.340					808.340

PROYECTO: COD. N.E: 117666 COD. PPTO: 590095000 Diseño del Marco Regulatorio Relativo al Uso Racional y Eficiencia Energética

UNIDAD DE MEDIDA: Reglamento

CANTIDAD: Fem.(0) Mas.(0) Total(18)

ASIGNACIÓN PRESUPUESTARIA: 2.149.303

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover valores, conductas y programas orientados a lograr el uso eficiente de los recursos energéticos

OBJETIVOS ESPECÍFICOS: Impulsar las políticas públicas vinculadas al uso racional y eficiente de la energía eléctrica a través de instrumentos legales y sub-legales articulados con los distintos entes relacionados en la materia

RESULTADO: Propuestas regulatorias en el marco de Leyes, Decretos, Resoluciones Ministeriales, Normas y demás instrumentos que permitan cambios concretos en las políticas de uso racional y eficiente de la energía eléctrica

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	150.000					150.000
4.03	Servicios no personales	1.442.451					1.442.451
4.04	Activos reales	556.852					556.852
	TOTAL	**2.149.303**					**2.149.303**

PROYECTO: COD. N.E: 118115 COD. PPTO: 590096000 Implementación del Plan de Uso Racional y Eficiente en Grandes Usuarios

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(12)

ASIGNACIÓN PRESUPUESTARIA: 1.837.460

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover valores, conductas y programas orientados a lograr el uso eficiente de los recursos energéticos

OBJETIVOS ESPECÍFICOS: Impulsar las políticas públicas vinculadas al uso racional y eficiente de la energía mediante la asesoría y acompañamiento a los grandes consumidores del servicio eléctrico

RESULTADO: Se realizarán en total 12 informes de asesorías asociados a los grandes usuarios

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	300.000					300.000
4.02	Materiales, suministros y mercancías	21.000					21.000
4.03	Servicios no personales	541.460					541.460
4.04	Activos reales	975.000					975.000
	TOTAL	1.837.460					1.837.460

PROYECTO: COD. N.E: 117552 COD. PPTO: 590098000 Centro de Información sobre el Uso Racional y Eficiencia Energética

UNIDAD DE MEDIDA: Registro

CANTIDAD: Fem.(0) Mas.(0) Total(17)

ASIGNACIÓN PRESUPUESTARIA: 1.516.688

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover valores, conductas y programas orientados a lograr el uso eficiente de los recursos energéticos

OBJETIVOS ESPECÍFICOS: Recaudar y mantener actualizada información relevante para la toma de decisiones en materia de uso de la energía, así como registros de información clave, para la ejecución del plan de eficiencia energética

RESULTADO: Registros electrónicos que permitan disponer de información útil en materia de uso racional y eficiente de la energia eléctrica

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	248.499					248.499
4.03	Servicios no personales	833.288					833.288
4.04	Activos reales	434.901					434.901
	TOTAL	**1.516.688**					**1.516.688**

PROYECTO: COD. N.E: 117407 COD. PPTO: 590099000 Ejecución de los Programas de Regulación y Control del Uso y Manejo de las Fuentes Radiactivas y los Equipos Generadores de las Radiaciones Ionizantes

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(12)

ASIGNACIÓN PRESUPUESTARIA: 1.550.023

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover el uso de otras fuentes de energías alternativas

OBJETIVOS ESPECÍFICOS: Minimizar los riesgos asociados al uso de fuentes radiactivas y equipos generadores de radiaciones ionizantes en el país, a través de la implementación del Programa Nacional de Regulación, para garantizar el uso pacífico y seguro de las radiaciones ionizantes

RESULTADO: Plan Nacional de Regulación y Control del Uso y Manejo de las Fuentes Radiactivas y los Equipos Generadores de Radiaciones Ionizantes implementado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	224.124					224.124
4.03	Servicios no personales	1.145.053					1.145.053
4.04	Activos reales	180.846					180.846
	TOTAL	**1.550.023**					**1.550.023**

PROYECTO: COD. N.E: 117169 COD. PPTO: 590100000 Diseño de una Instalación de Gestión para las Fuentes Selladas en Desuso y Desechos Radiactivos existentes en la República Bolivariana de Venezuela

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 1.286.760

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover el uso de otras fuentes de Energías Alternativas

OBJETIVOS ESPECÍFICOS: Proveer al estado venezolano de herramientas que permitan la regulación adecuada de las fuentes selladas en desuso y desechos radiactivos del sector industrial, de investigación y salud, con el fin de reducir los riesgos en su uso a la población y al medio ambiente

RESULTADO: Diseño de una instalación de gestión capaz de tratar, acondicionar y almacenar de forma centralizada las fuentes selladas en desuso y desechos radiactivos existentes en el país

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	25.088					25.088
4.03	Servicios no personales	1.241.672					1.241.672
4.04	Activos reales	20.000					20.000
TOTAL		1.286.760					1.286.760

PROYECTO: COD. N.E: 117031 COD. PPTO: 590101000 Diseño de la infraestructura para la autorización del personal ocupacionalmente expuesto asociado a la práctica de gammagrafía industrial

UNIDAD DE MEDIDA: Informe técnico

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 345.526

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Promover el uso de otras fuentes de energías alternativas

OBJETIVOS ESPECÍFICOS: Diseñar la infraestructura para la autorización del personal ocupacionalmente expuesto asociado a la práctica de gammagrafía industrial contribuyendo a la creación de competencias en materia de protección y seguridad

RESULTADO: Documento que propone la infraestructura necesaria para la autorización del personal ocupacionalmente expuesto en las prácticas de gammagrafía industrial

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	34.400					34.400
4.03	Servicios no personales	170.022					170.022
4.04	Activos reales	141.104					141.104
	TOTAL	**345.526**					**345.526**

PROYECTO: COD. N.E: 117073 COD. PPTO: 590102000 Formación, investigación y desarrollo en las áreas de: Generación, Transmisión, Distribución-Comercialización, Despacho de Carga y Planificación Integral del Sistema Eléctrico Nacional

UNIDAD DE MEDIDA: Programa

CANTIDAD: Fem.(0) Mas.(0) Total(2)

ASIGNACIÓN PRESUPUESTARIA: 42.215.378

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover el desarrollo científico, tecnológico e industrial del país, en materia de energía eléctrica

OBJETIVOS ESPECÍFICOS: Desarrollar los procesos de formación e investigación científico y técnico de los trabajadores y trabajadoras del Sistema Eléctrico Nacional, en las áreas de: Generación, Transmisión, Distribución-Comercialización, Despacho de Carga y Planificación Integral del Sistema Eléctrico Nacional , y aplicarlos en la formación de sus cuadros gerenciales, bajo los principios de la revolución bolivariana

RESULTADO: Dos (02) programas realizados, asociados a los procesos sustantivos del SEN (generación, transmisión, distribución y despacho de carga), área gerencial y fiscalización

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	973.219					973.219
4.03	Servicios no personales	34.970.356					34.970.356
4.04	Activos reales	6.271.803					6.271.803
	TOTAL	**42.215.378**					**42.215.378**

PROYECTO: COD. N.E: 116957 COD. PPTO: 590103000 Plan de Fortalecimiento Técnico del Ministerio del Poder Popular para la Energía Eléctrica y de sus Entes Adscritos

UNIDAD DE MEDIDA: Plan

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 1.664.268

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover el desarrollo científico, tecnológico e industrial del país, en materia de energía eléctrica

OBJETIVOS ESPECÍFICOS: Desarrollar y fortalecer las capacidades técnicas del talento humano del MPPEE y de sus Entes Adscritos, en lo concerniente a las áreas de planificación, presupuesto, estadistica básica, control de gestión, desarrollo de procesos organizacionales, indicadores de gestión, entre otras, mediante la ejecución de talleres de adiestramiento, así como la elaboración de manuales de procedimientos.

RESULTADO: Plan de capacitación en las áreas de planificación, presupuesto, control de gestión, estadística, procesos, indicadores de gestión y el desarrollo de manuales especializados en diferentes áreas técnicas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	899.420					899.420
4.03	Servicios no personales	764.848					764.848
	TOTAL	1.664.268					1.664.268

PROYECTO: COD. N.E: 117022 COD. PPTO: 590104000 Seguimiento y Evaluación del impacto político, social, económico, ambiental y territorial de las políticas del Sector Eléctrico Venezolano

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(24)

ASIGNACIÓN PRESUPUESTARIA: 373.350

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico. Así como, apoyar en la toma de decisiones adecuadas para solventar la problemática del Sistema Eléctrico Nacional (SEN)

OBJETIVOS ESPECÍFICOS: Evaluar las políticas públicas del sector eléctrico mediante el análisis de impacto político, social, económico, ambiental y territorial con el propósito de apoyar la toma de decisiones

RESULTADO: Informes de evaluación de impacto ambiental, territorial, social y económico de las políticas públicas del Sector Eléctrico Nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	373.350					373.350
	TOTAL	**373.350**					**373.350**

PROYECTO:	COD. N.E: 117183 COD. PPTO: 590105000 Plan de apoyo para el fortalecimiento de las capacidades técnicas del talento humano de la Dirección de Energia Atómica - MPPEE
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.(0) Mas.(0) Total(4)
ASIGNACIÓN PRESUPUESTARIA:	160.276
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Promover el uso de otras fuentes de energías alternativas
OBJETIVOS ESPECÍFICOS:	Aumentar las capacidades técnicas de los funcionarios de la Dirección de Energia Atómica (DEA) para la regulación y control eficiente y efectivo del uso y manejo de las radiaciones ionizantes, mediante la implementación de un plan de capacitación y adiestramiento con el apoyo del Organismo Internacional de Energía Atómica (OIEA)
RESULTADO:	Plan de apoyo y personal especializado en las áreas de regulación de la Dirección de Energia Atómica

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	76.534					76.534
4.03	Servicios no personales	65.029					65.029
4.04	Activos reales	18.713					18.713
	TOTAL	**160.276**					**160.276**

PROYECTO: COD. N.E: 119677 COD. PPTO: 590106000 Diseño del Plan Estratégico de Gestión Integral de Riesgos para el Sector Eléctrico Nacional (PEGIR) 2013-2019 Fase I

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(3)

ASIGNACIÓN PRESUPUESTARIA: 17.337.223

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico

OBJETIVOS ESPECÍFICOS: Diseñar el Plan Estratégico de Gestión Integral de Riesgos para el Sector Eléctrico Nacional, período 2013-2019, con el fin definir objetivos y politicas que busquen mitigar los riesgos socio-naturales y tecnológicos que afecten al SEN

RESULTADO: Diseño del Plan Estratégico de Gestión Integral de Riesgos para el Sector Eléctrico Nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	83.249					83.249
4.03	Servicios no personales	15.985.974					15.985.974
4.04	Activos reales	1.268.000					1.268.000
	TOTAL	17.337.223					17.337.223

PROYECTO:	COD. PPTO: 599999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Bolívar
CANTIDAD:	Fem.(0) Mas.(0) Total(6.394.053.756)
ASIGNACIÓN PRESUPUESTARIA:	6.394.053.756
DIRECTRIZ ESTRATÉGICA:	Convertir a Venezuela en una Potencia Energética Mundial
OBJETIVO ESTRATÉGICO:	Satisfacer con criterios de calidad y eficiencia, la demanda actual y futura de energía eléctrica
OBJETIVOS ESPECÍFICOS:	Apoyar los proyectos de la empresa Corporación Eléctrica Nacional, S.A. (Corpoelec)
RESULTADO:	6.394.053.756

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones		6.394.053.756				6.394.053.756
	- 001 Central Hidroeléctrica Tocoma		619.630.000				619.630.000
	- 002 Planta Termozulia III		1.436.358.612				1.436.358.612
	- 003 Construcción de Subestaciones Encapsuladas en SF6 en la Zona Urbana de Maracaibo		253.394.529				253.394.529
	- 004 Rehabilitación de las Unidades 1 a 6 de la Casa de Máquinas 1 de la Central Hidroeléctrica Simón Bolívar (Guri)		1.317.563.000				1.317.563.000
	- 005 Fortalecimiento y Desarrollo Institucional de Corpoelec		502.332.879				502.332.879
	- 006 Plan Nacional de Respaldo al Sistema de Transformadores de Potencia y Sistema Control de la Demanda (Convenio Binacional República Bolivariana de Venezuela y República de Portugal)		731.000.000				731.000.000
	- 007 II Desarrollo del Complejo Hidroeléctrico Uribante Caparo (Presa Las Cuevas - Central Las Coloradas)		453.297.219				453.297.219
	- 008 Construcción de la Planta de Generación Termoeléctrica Antonio José de Sucre (Planta Cumaná) 1000 MW		779.477.517				779.477.517
	- 009 Sistema de Transmisión en 400 KV Asociado a las Subestaciones Buena Vista y El Venado (Convenio Binacional República Bolivariana de Venezuela y República de Portugal)		301.000.000				301.000.000
TOTAL			**6.394.053.756**				**6.394.053.756**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones		6.394.053.756				6.394.053.756
4.07.03.00.00	Transferencias y donaciones de capital internas		6.394.053.756				6.394.053.756
4.07.03.03.00	Transferencias de capital internas al sector público		6.394.053.756				6.394.053.756
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros		6.394.053.756				6.394.053.756
	- A1291 Corporación Eléctrica Nacional, S.A. (CORPOELEC)		6.394.053.756				6.394.053.756

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	951.181.732					951.181.732
4.03	Servicios no personales	23.718.935					23.718.935
	TOTAL	**974.900.667**					**974.900.667**

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	29.052.580					29.052.580
4.03	Servicios no personales	68.011.028					68.011.028
4.07	Transferencias y donaciones	740.612.786					740.612.786
4.11	Disminución de pasivos	10.000.000					10.000.000
	TOTAL	**847.676.394**					**847.676.394**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	706.612.786					706.612.786
4.07.01.00.00	Transferencias y donaciones corrientes internas	604.209.509					604.209.509
4.07.01.03.00	Transferencias corrientes internas al sector público	604.209.509					604.209.509
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	604.209.509					604.209.509
	- A0364 Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)	604.209.509					604.209.509
4.07.03.00.00	Transferencias y donaciones de capital internas	102.403.277					102.403.277
4.07.03.03.00	Transferencias de capital internas al sector público	102.403.277					102.403.277
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	102.403.277					102.403.277
	- A0364 Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)	102.403.277					102.403.277

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	12.000.000					12.000.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	12.000.000					12.000.000
4.07.01.02.00	Donaciones corrientes internas al sector privado	12.000.000					12.000.000
4.07.01.02.02	Donaciones corrientes a instituciones sin fines de lucro	12.000.000					12.000.000
	- S2288 Asociación Civil de Trabajadores del Ministerio para la Energia Eléctrica (ASOELEC)	12.000.000					12.000.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	2.000.000					2.000.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	2.000.000					2.000.000
4.07.02.01.00	Transferencias corrientes al exterior	2.000.000					2.000.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	2.000.000					2.000.000
	- I0126 Organización Latinoamericana y Caribeña de Energía (OLACDE)	2.000.000					2.000.000

ACCIÓN CENTRALIZADA: Previsión y protección social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	13.947.254					13.947.254
	TOTAL	**13.947.254**					**13.947.254**

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancias	1.690.200					1.690.200
4.03	Servicios no personales	1.014.000					1.014.000
4.04	Activos reales	1.800.000					1.800.000
4.07	Transferencias y donaciones	8.800.000					8.800.000
	TOTAL	**13.304.200**					**13.304.200**

60

Ministerio del Poder Popular de Planificación y Finanzas

MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La política presupuestaria que llevará a cabo el Ministerio del Poder Popular de Planificación y Finanzas para el ejercicio Fiscal 2013, se fundamenta en la Constitución de la República Bolivariana de Venezuela, aprobada el 15 de diciembre de 1999, con el firme propósito de impulsar el proceso de transformación de las estructuras políticas y sociales, orientado a la refundación de la patria nueva.

Esta política, cónsona con el interés nacional, tiene como objetivos fundamentales: mantener la inversión social, elevar la eficiencia del Estado y cambiar el carácter rentista de nuestra economía, con la finalidad de seguir consolidando la política social incluyente, y entrar de lleno en el próximo Plan de Desarrollo Económico y Social, para el período 2013-2019.

En este sentido, el Ministerio del Poder Popular de Planificación y Finanzas, ha establecido los siguientes cursos de acción:

- Desvincular progresivamente la formulación presupuestaria de la estimación de los precios petroleros, a fin de perfeccionar los mecanismos distributivos de la renta y destinar los ingresos generados por este concepto, al financiamiento del desarrollo social y económico del país.
- Racionalizar el uso de los recursos financieros públicos, con el objeto de continuar con los principios de prudencia, eficiencia y calidad en la gestión presupuestaria.
- Mejorar el flujo de recursos y dirigir la inversión directamente a los proyectos estratégicos y de gran envergadura, necesarios para el desarrollo del aparato productivo del país, con la diversificación de las fuentes de financiamiento.
- Diversificar las relaciones económicas, fortalecer la estructura financiera interna y manejar los recursos fiscales de la Nación, con autonomía que permita facilitar las inversiones estratégicas.
- Implementar una estrategia de endeudamiento orientada a disminuir el riesgo cambiario y minimizar la proporción del endeudamiento externo dentro del portafolio de deuda total, asumiendo niveles de costos razonables y acordes a los exigidos por los inversionistas en títulos valores del Estado.
- Utilizar los mecanismos de emisión y colocación de deuda, a fin de garantizar los recursos necesarios para cumplir con la cancelación oportuna de las obligaciones contratadas por la República y el financiamiento de proyectos que coadyuven al fortalecimiento de la inversión social y productiva, en particular al desarrollo e incentivo de la producción nacional.
- Mantener la evaluación continua del proceso de ejecución de los recursos a nivel del Ejecutivo Nacional, con la finalidad de reducir progresivamente el fenómeno de la burocratización y el gasto innecesario.
- Cumplir cabalmente con la correcta asignación de los recursos a los gobiernos regionales y locales, que permita honrar las obligaciones legales establecidas con los estados y municipios.
- Mantener como brújula la inversión social y la democracia participativa y protagónica, para obtener una mayor inclusión del Poder Popular, en el proceso de la formulación del presupuesto con el ejercicio de la contraloría social.
- Consolidar la estrategia de Estado, para continuar materializando los logros sociales, que han beneficiado en los últimos años a la gran mayoría de la población venezolana.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
119.169	600050000	Promoción y asesoramiento técnico en la constitución y funcionamiento de las cajas de ahorro a nivel nacional	Caja			40	867.298			867.298
119.270	600051000	Seguimiento de los mecanismos de cooperación bilateral con la República Popular China 2013	Informe Técnico			14	1.684.500			1.684.500
119.317	600052000	Evaluación territorial de la inversión pública nacional	Documento			26	1.046.548			1.046.548
119.405	600053000	Promoción de la nueva arquitectura financiera	Informe			18	450.544			450.544
119.489	600054000	Actualización y modernización del Registro Nacional de Funcionarios y Funcionarias de la Administración Pública Nacional (III Fase)	Expediente			360.000	3.250.000			3.250.000
119.499	600055000	Fortalecimiento de la plataforma tecnológica y planta física del Ministerio del Poder Popular de Planificación y Finanzas	Servicio			140	79.199.487			79.199.487
119.510	600056000	Fortalecimiento de los mecanismos de análisis y divulgación de la política e información social	Informe			41	1.426.320			1.426.320
119.521	600057000	Consolidación de la programación de inversiones públicas	Informe			144	991.466			991.466
119.530	600058000	Planificación territorial de la inversión pública nacional 2013-2018	Documento			1	3.084.560			3.084.560
119.533	600059000	Diseñar e implantar una plataforma de comunidad virtual para la administración financiera del Estado	Sistema			1	1.965.179			1.965.179
119.535	600060000	Fortalecimiento del sistema de administración financiera del Estado	Sistema			11	11.120.036			11.120.036
119.539	600061000	Capacitación y fortalecimiento de los servidores públicos de la Administración Pública Nacional (APN), en materia de administración financiera	Persona Capacitada			2.000	2.249.147			2.249.147
119.263	600062000	Formación, capacitación y adiestramiento en el área de las ciencias fiscales y la administración pública	Graduando			853	109.215.107			109.215.107
119.516	600063000	Plan de transformación de la Escuela Nacional de Administración y Hacienda Pública. Enahp-IUT 2009 - 2013 Sistema de Gestión con Visión Socialista	Plan			1	10.380.000			10.380.000
119.514	600064000	Diseño arquitectónico para la nueva sede de la Enahp-IUT	Proyecto			1	7.050.000			7.050.000

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
119.506	600065000	Implantación del nuevo diseño curricular de la licenciatura en ciencias fiscales	Estudiante			950	1.528.485			1.528.485
119.494	600066000	Creación de programas de estudios de maestrías y la ampliación de la oferta académica del postgrado	Programa			3	5.820.000			5.820.000
119.666	600067000	Consolidación y mejoramiento del proceso presupuestario público nacional	Institución			250	134.939.936			134.939.936
	609999000	Aportes y transferencias para financiar los proyectos de los entes descentralizados	Bolivar			431.855.784	431.855.784			431.855.784
						TOTAL	**808.124.397**			**808.124.397**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
600001000	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	1.056.350.748			1.056.350.748
600002000	Gestión Administrativa	3.261.805.117		30.295.086	3.292.100.203
600003000	Previsión y Protección Social	780.497.959			780.497.959
600004000	Asignaciones Predeterminadas	88.000.000			88.000.000
600005000	Dirección y Coordinación del Servicio de la Deuda Pública Nacional	45.209.268.804	33.040.862.052		78.250.130.856
600006000	Gastos Centralizados	280.921.779		100.000.000	380.921.779
	TOTAL	**50.676.844.407**	**33.040.862.052**	**130.295.086**	**83.848.001.545**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**1.296**	**1.117**	**583**	**2.996**	**105.792.746**	**13.942.179**	**119.734.925**
Altos Funcionarios y de Elección Popular		1		1	93.600		93.600
Alto Nivel y de Dirección	12	16	6	34	4.814.323		4.814.323
Directivo	70	66	64	200	3.768.542		3.768.542
Profesional y Técnico	299	172	180	651	19.486.064	6.218.385	25.704.449
Personal Administrativo	689	483	308	1.480	59.932.550	1.357.491	61.290.041
Personal Médico	2	1		3	634.432	22.455	656.887
Obrero	224	378	25	627	17.063.235	6.343.848	23.407.083
Personal Fijo a Tiempo Parcial	**350**	**500**		**850**	**37.533.480**		**37.533.480**
Personal Docente	350	500		850	37.533.480		37.533.480
Personal Contratado	**687**	**627**		**1.314**	**51.650.958**		**51.650.958**
Directivo	1	1		2	78.528		78.528
Profesional y Técnico	554	523		1.077	43.190.611		43.190.611
Personal Administrativo	132	103		235	8.381.819		8.381.819
TOTAL	**2.333**	**2.244**	**583**	**5.160**	**194.977.184**	**13.942.179**	**208.919.363**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1.701**	**190**	**1.891**	**208.147.274**
Obrero	843	105	948	106.421.531
Empleado	858	85	943	101.725.743
Jubilados	**1.721**	**2.314**	**4.035**	**572.350.685**
Obrero	462	1.075	1.537	219.598.883
Empleado	1.259	1.239	2.498	352.751.802
TOTAL	**3.422**	**2.504**	**5.926**	**780.497.959**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.233.647.239			1.233.647.239
4.02	Materiales, suministros y mercancías	73.258.979			73.258.979
4.03	Servicios no personales	350.258.821			350.258.821
4.04	Activos reales	82.565.616			82.565.616
4.05	Activos financieros	381.647.265			381.647.265
4.07	Transferencias y donaciones	4.074.070.080		130.295.086	4.204.365.166
4.08	Otros gastos	6.500.000			6.500.000
4.10	Servicio de la deuda pública	45.209.268.804	33.040.862.052		78.250.130.856
4.11	Disminución de pasivos	73.752.000			73.752.000
	TOTAL	**51.484.968.804**	**33.040.862.052**	**130.295.086**	**84.656.125.942**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.275.820.351		130.295.086	3.406.115.437
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.167.820.351		130.295.086	3.298.115.437
4.07.01.03.00	Transferencias corrientes internas al sector público	3.167.820.351		130.295.086	3.298.115.437
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.808.988.964		30.295.086	2.839.284.050
	- A0122 Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central	260.000.000			260.000.000
	- A0123 Servicio Nacional Integrado de Administración Aduanera y Tributaria (Seniat)	2.332.994.586		30.295.086	2.363.289.672
	- A0185 Superintendencia Nacional de Valores	68.795.154			68.795.154
	- A0325 Fundación Escuela de Gerencia Social (FEGS)	12.524.040			12.524.040

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- A0455 Fundación Escuela Venezolana de Planificación	92.699.069			92.699.069
	- A0653 Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná (Corpotulipa)	1.180.292			1.180.292
	- A0944 Superintendencia de Seguridad Social	40.795.823			40.795.823
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	77.909.608			77.909.608
	- A0817 Sociedad Nacional de Garantías Reciprocas para la Mediana y Pequeña Industria, C.A. (Sogampi)	14.000.000			14.000.000
	- A0841 Fondo Nacional de Garantías Reciprocas para la Pequeña y Mediana Empresa, S.A. (Fonpyme)	21.600.000			21.600.000
	- A0854 Sociedad de Garantías Recíprocas para el Sector Microfinanciero, S.A. (S.G.R. Sogamic, S.A.)	2.387.635			2.387.635
	- A1377 Bolsa Pública de Valores Bicentenaria	39.921.973			39.921.973
4.07.01.03.10	Transferencias corrientes al Poder Estadal	280.921.779		100.000.000	380.921.779
	- E5000 Distrito Capital	280.921.779		100.000.000	380.921.779
4.07.03.00.00	Transferencias y donaciones de capital internas	20.000.000			20.000.000
4.07.03.03.00	Transferencias de capital internas al sector público	20.000.000			20.000.000
4.07.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios	20.000.000			20.000.000
	- A0817 Sociedad Nacional de Garantías Reciprocas para la Mediana y Pequeña Industria, C.A. (Sogampi)	10.000.000			10.000.000
	- A1377 Bolsa Pública de Valores Bicentenaria	10.000.000			10.000.000
4.07.06.00.00	Subsidio de Régimen Especial	88.000.000			88.000.000
4.07.06.01.00	Subsidio de Régimen Especial	88.000.000			88.000.000
	- E7500 Distrito del Alto Apure	88.000.000			88.000.000

PROYECTO: COD. N.E: 119169 COD. PPTO: 600050000 Promoción y asesoramiento técnico en la constitución y funcionamiento de las cajas de ahorro a nivel nacional

UNIDAD DE MEDIDA: Caja

CANTIDAD: Fem.(0) Mas.(0) Total(40)

ASIGNACIÓN PRESUPUESTARIA: 867.298

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Promover e incentivar bajo el régimen de propiedad colectiva de los asociados la constitución, organización y funcionamiento de las cajas de ahorro, fondos de ahorro y asociaciones de ahorro similares, prestando un servicio de excelencia basado en la regulación y fiscalización oportuna y eficiente; así como proporcionar asesoría técnica preventiva en las áreas administrativas, contable, financiera y legal, de manera de contribuir al desarrollo económico, social y familiar de los asociados, bajo principios de transparencia y eficiencia.

OBJETIVOS ESPECÍFICOS: Responder a las experiencias del proyecto de pais que se adelanta, plasmado en el Primer Plan Socialista Simón Bolívar Año 2007-2013 y en el contenido de los artículos 118 y 308 de la Constitución de la República Bolivariana de Venezuela y en la Ley de Cajas de Ahorro, Fondos de Ahorro y Asociaciones de Ahorro Similares.

RESULTADO: Nuevas cajas de ahorro.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	49.174					49.174
4.03	Servicios no personales	818.124					818.124
	TOTAL	867.298					867.298

PROYECTO: COD. N.E: 119270 COD. PPTO: 600051000 Seguimiento de los mecanismos de cooperación bilateral con la República Popular China 2013

UNIDAD DE MEDIDA: Informe Técnico

CANTIDAD: Fem.(0) Mas.(0) Total(14)

ASIGNACIÓN PRESUPUESTARIA: 1.684.500

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Articular armónicamente las actividades del Ejecutivo Nacional en la regulación, formulación y seguimiento de políticas en materia de planificación estratégica, territorial, social, institucional, tanto en el mediano y en el largo plazo, así como la preparación de sus proyecciones y alternativas.

OBJETIVOS ESPECÍFICOS: Coordinar el seguimiento oportuno, eficiente y efectivo de la cartera de proyectos que se ejecutan a través de la Comisión Mixta de Alto Nivel Venezuela-China, a través de la Secretaria Técnica de dicha Comisión.

RESULTADO: Informe general de ejecución de los proyectos de la Comisión Mixta de Alto Nivel, por subcomisión.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.050.000					1.050.000
4.02	Materiales, suministros y mercancías	304.000					304.000
4.03	Servicios no personales	330.500					330.500
	TOTAL	**1.684.500**					**1.684.500**

PROYECTO: COD. N.E: 119317 COD. PPTO: 600052000 Evaluación territorial de la inversión pública nacional

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(26)

ASIGNACIÓN PRESUPUESTARIA: 1.046.548

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Coordinar la formulación de la política nacional en materia de inversión pública, de acuerdo a las prioridades establecidas por el Ejecutivo Nacional y orientar las inversiones públicas de los estados y municipios.

OBJETIVOS ESPECÍFICOS: Evaluar los proyectos de inversión pública nacional, mediante el análisis de indicadores que permitan conocer su distribución en el territorio y la contribución de las metas y resultados, al logro de los cambios o desencadenantes estructurales deseados, información requerida para la definición o reformulación de las líneas y objetivos estratégicos de planificación territorial.

RESULTADO: Proyectos de inversión pública nacional evaluados territorialmente y publicados los resultados en informes de evaluación y dossier estadales.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	512.808					512.808
4.02	Materiales, suministros y mercancías	104.655					104.655
4.03	Servicios no personales	324.430					324.430
4.04	Activos reales	104.655					104.655
	TOTAL	**1.046.548**					**1.046.548**

PROYECTO: COD. N.E: 119405 COD. PPTO: 600053000 Promoción de la nueva arquitectura financiera

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(18)

ASIGNACIÓN PRESUPUESTARIA: 450.544

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Planificar, dirigir y supervisar el manejo de la Hacienda Nacional, la formulación y ejecución de las políticas fiscales y macroeconómicas, entre otros, a los fines de velar por la existencia de una inversión pública sostenida y eficiente, dirigida a la promoción del desarrollo económico y social del Estado y por el cumplimiento de las disposiciones legales, reglamentarias y demás medidas que regulan la materia.

OBJETIVOS ESPECÍFICOS: Continuar desarrollando acciones orientadas a contribuir con la construcción de la nueva geopolítica internacional, por medio de la diversificación y las relaciones económicas y financieras, de acuerdo con el establecimiento de áreas de interés geoestratégicas, ubicadas en el Plan de la Nación.

RESULTADO: Nuevos esquemas, mecanismos e instrumentos de complementariedad económica y financiera, que contribuyan a la construcción de la nueva arquitectura financiera internacional y regional, así como al afianzamiento de las relaciones bilaterales y multilaterales de la República.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	85.724					85.724
4.03	Servicios no personales	307.080					307.080
4.04	Activos reales	57.740					57.740
	TOTAL	**450.544**					**450.544**

PROYECTO: COD. N.E: 119489 COD. PPTO: 600054000 Actualización y modernización del Registro Nacional de Funcionarios y Funcionarias de la Administración Pública Nacional (III Fase)

UNIDAD DE MEDIDA: Expediente

CANTIDAD: Fem.(0) Mas.(0) Total(360.000)

ASIGNACIÓN PRESUPUESTARIA: 3.250.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Actualizar y consolidar la información de la trayectoria de los funcionarios y funcionarias de los órganos y entes de la Administración Pública Nacional (APN).

OBJETIVOS ESPECÍFICOS: Actualizar y consolidar la información de la trayectoria de los funcionarios y funcionarias de los órganos y entes de la APN.

RESULTADO: Información automatizada de los movimientos de personal, que indican la trayectoria de los funcionarios y funcionarias de los órganos y entes de la APN.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.500.000					2.500.000
4.02	Materiales, suministros y mercancías	300.000					300.000
4.03	Servicios no personales	100.000					100.000
4.04	Activos reales	350.000					350.000
	TOTAL	**3.250.000**					**3.250.000**

PROYECTO: COD. N.E: 119499 COD. PPTO: 600055000 Fortalecimiento de la plataforma tecnológica y planta física del Ministerio del Poder Popular de Planificación y Finanzas

UNIDAD DE MEDIDA: Servicio

CANTIDAD: Fem.(0) Mas.(0) Total(140)

ASIGNACIÓN PRESUPUESTARIA: 79.199.487

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Acelerar la creación de la nueva institucionalidad del Estado, mediante la transformación de los procesos de gestión pública, a través del fortalecimiento de las capacidades de logistica institucional.

OBJETIVOS ESPECÍFICOS: Adecuar, mejorar y mantener las capacidades operativas de la planta física y los diferentes componentes tecnológicos que integran la infraestructura informática de la organización.

RESULTADO: Componentes de la infraestructura informática y física del Ministerio del Poder Popular de Planificación y Finanzas actualizados.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	5.903.310					5.903.310
4.03	Servicios no personales	49.687.653					49.687.653
4.04	Activos reales	23.608.524					23.608.524
	TOTAL	**79.199.487**					**79.199.487**

PROYECTO: COD. N.E: 119510 COD. PPTO: 600056000 Fortalecimiento de los mecanismos de análisis y divulgación de la política e información social

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(41)

ASIGNACIÓN PRESUPUESTARIA: 1.426.320

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Articular armónicamente las actividades del Ejecutivo Nacional en la regulación, formulación y seguimiento de políticas en materia de planificación estratégica, territorial, social, institucional, tanto en el mediano y en el largo plazo, así como la preparación de sus proyecciones y alternativas. De igual manera corresponde a este Despacho, la planificación y coordinación del desarrollo de los sistemas integrados de la Administración de Hacienda y Finanzas del Sector Público, en el marco del Modelo de Desarrollo Socialista, todo ello en beneficio de la calidad de vida de nuestro pueblo soberano.

OBJETIVOS ESPECÍFICOS: Establecer lineamientos dirigidos a dar cumplimiento a los objetivos, estrategias, políticas y proyectos que, en materia social se planteen, a través del fortalecimiento de los mecanismos de coordinación interinstitucional, que coadyuven al análisis de la política social, la masificación y divulgación de la información estadistica, cuantitativa y cualitativa, generada por los organismos y entes productores de información del área social.

RESULTADO: Informes de lineamientos e información del área social actualizada.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	720.000					720.000
4.02	Materiales, suministros y mercancías	344.490					344.490
4.03	Servicios no personales	301.830					301.830
4.04	Activos reales	60.000					60.000
	TOTAL	1.426.320					1.426.320

PROYECTO: COD. N.E: 119521 COD. PPTO: 600057000 Consolidación de la programación de inversiones públicas

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(144)

ASIGNACIÓN PRESUPUESTARIA: 991.466

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Coordinar la programación de inversiones públicas a nivel nacional, con la finalidad de la toma oportuna de decisiones del Ejecutivo Nacional.

OBJETIVOS ESPECÍFICOS: Sistematizar información correspondiente a la programación de los proyectos de inversión que ejecutan los organismos de la Administración Pública Nacional, mediante la actualización y consolidación de la misma, a objeto de generar elementos para el análisis y la toma de decisiones por parte del Ejecutivo Nacional.

RESULTADO: Información de la inversión pública correspondiente a la programación de los proyectos sistematizada.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	416.416					416.416
4.02	Materiales, suministros y mercancías	198.293					198.293
4.03	Servicios no personales	277.612					277.612
4.04	Activos reales	99.145					99.145
	TOTAL	**991.466**					**991.466**

PROYECTO: COD. N.E: 119530 COD. PPTO: 600058000 Planificación territorial de la inversión pública nacional 2013-2018

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 3.084.560

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Participar en la formulación de politicas y lineamientos de planificación territorial, a través de la generación de información nacional, regional y local, que permita la toma de decisiones, a fin de vincular los medios de producción y la organización de la sociedad, en el marco de una política territorial nacional dirigida al bienestar colectivo.

OBJETIVOS ESPECÍFICOS: Definir los lineamientos estratégicos orientados a la planificación territorial de la inversión pública nacional (2013-2018), mediante el análisis de los planes sectoriales y de la información técnica - financiera de los proyectos de inversión en infraestructura y actividades productivas, que permitan una mejor orientación y uso de la inversión y el uso eficiente de los recursos, en función de satisfacer las necesidades regionales para el desarrollo socioeconómico, de impacto en la calidad de vida de la población.

RESULTADO: Líneas estratégicas para la planificación territorial de la inversión pública nacional (2013-2018) definidas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	616.910					616.910
4.02	Materiales, suministros y mercancías	616.911					616.911
4.03	Servicios no personales	1.542.281					1.542.281
4.04	Activos reales	308.458					308.458
	TOTAL	**3.084.560**					**3.084.560**

PROYECTO: COD. N.E: 119533 COD. PPTO: 600059000 Diseñar e implantar una plataforma de comunidad virtual para la administración financiera del Estado

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 1.965.179

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Mejorar los niveles de eficiencia, responsabilidad y transparencia en el manejo de las finanzas públicas, mediante la optimización de los mecanismos de monitoreo y control de los recursos públicos: financieros, humanos y físicos, que faciliten la generación de información para la toma de decisiones en la gerencia gubernamental, y coadyuvar a concretar los esfuerzos dirigidos a combatir la corrupción.

OBJETIVOS ESPECÍFICOS: Diseñar e implantar una plataforma de comunidad virtual, que permita integrar y capacitar a los usuarios, al poder popular y a los órganos rectores de la administración financiera del Estado, a objeto de incrementar los niveles de eficiencia en la gestión pública y coadyuvar al desarrollo y formación del Poder Popular.

RESULTADO: Sistema informático de intercambio técnico y capacitación en línea (E-learning).

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.063.567					1.063.567
4.02	Materiales, suministros y mercancías	252.511					252.511
4.03	Servicios no personales	649.101					649.101
	TOTAL	**1.965.179**					**1.965.179**

PROYECTO: COD. N.E: 119535 COD. PPTO: 600060000 Fortalecimiento del sistema de administración financiera del Estado

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(11)

ASIGNACIÓN PRESUPUESTARIA: 11.120.036

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Mejorar los niveles de eficiencia, responsabilidad y transparencia en el manejo de las finanzas públicas, mediante la optimización de los mecanismos de monitoreo y control de los recursos públicos: financieros, humanos y físicos, que faciliten la generación de información para la toma de decisiones en la gerencia gubernamental, y coadyuvar a concretar los esfuerzos dirigidos a combatir la corrupción.

OBJETIVOS ESPECÍFICOS: Sistematizar, consolidar y controlar el registro de las transacciones inherentes a los sistemas de la administración financiera pública a través del diseño, desarrollo, actualización e implementación de las herramientas informáticas para la modernización de la administración financiera del Estado.

RESULTADO: Automatización, actualización e integración.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.765.823					2.765.823
4.02	Materiales, suministros y mercancías	325.593					325.593
4.03	Servicios no personales	7.953.620					7.953.620
4.04	Activos reales	75.000					75.000
	TOTAL	**11.120.036**					**11.120.036**

PROYECTO: COD. N.E: 119539 COD. PPTO: 600061000 Capacitación y fortalecimiento de los servidores públicos de la Administración Pública Nacional (APN), en materia de administración financiera

UNIDAD DE MEDIDA: Persona Capacitada

CANTIDAD: Fem.(0) Mas.(0) Total(2.000)

ASIGNACIÓN PRESUPUESTARIA: 2.249.147

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Mejorar los niveles de eficiencia, responsabilidad y transparencia en el manejo de las finanzas públicas, mediante la optimización de los mecanismos de monitoreo y control de los recursos públicos: financieros, humanos y físicos, que faciliten la generación de información para la toma de decisiones en la gerencia gubernamental, y coadyuvar a concretar los esfuerzos dirigidos a combatir la corrupción.

OBJETIVOS ESPECÍFICOS: Mejorar y fortalecer los conocimientos del recurso humano en materia de administración financiera en la Administración Pública Nacional.

RESULTADO: Capacitación y fortalecimiento.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	821.323					821.323
4.02	Materiales, suministros y mercancías	531.860					531.860
4.03	Servicios no personales	868.964					868.964
4.04	Activos reales	27.000					27.000
	TOTAL	2.249.147					2.249.147

PROYECTO: COD. N.E: 119263 COD. PPTO: 600062000 Formación, capacitación y adiestramiento en el área de las ciencias fiscales y la administración pública

UNIDAD DE MEDIDA: Graduando

CANTIDAD: Fem.(0) Mas.(0) Total(853)

ASIGNACIÓN PRESUPUESTARIA: 109.215.107

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Formar y capacitar profesionales e investigadores con valores éticos, en el área de las ciencias fiscales, a través de una educación de calidad, con un recurso humano comprometido y herramientas tecnológicas de vanguardia, que coadyuven a una efectiva administración del Tesoro de la Nación venezolana, para contribuir al desarrollo armónico del país.

OBJETIVOS ESPECÍFICOS: Formar licenciados en la carrera de Ciencias Fiscales, menciones Rentas, Aduanas y Comercio Exterior y Finanzas Públicas.

RESULTADO: Graduandos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	49.183.539					49.183.539
4.02	Materiales, suministros y mercancías	10.251.660					10.251.660
4.03	Servicios no personales	18.479.138					18.479.138
4.04	Activos reales	18.729.000					18.729.000
4.07	Transferencias y donaciones	12.571.770					12.571.770
	TOTAL	**109.215.107**					**109.215.107**

PROYECTO: COD. N.E: 119516 COD. PPTO: 600063000 Plan de transformación de la Escuela Nacional de Administración y Hacienda Pública. Enahp-IUT 2009 - 2013 Sistema de Gestión con Visión Socialista

UNIDAD DE MEDIDA: Plan

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 10.380.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Universalizar la educación universitaria.

OBJETIVOS ESPECÍFICOS: Responder a la transformación del Estado, a través de las funciones de docencia, investigación e interrelación del conocimiento al servicio de la sociedad.

RESULTADO: Plan de transformación de la Escuela Nacional de Administración y Hacienda Pública. Enahp-IUT 2009-2013 Sistema de Gestión con Visión Socialista.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	4.380.000					4.380.000
4.02	Materiales, suministros y mercancías	2.100.000					2.100.000
4.03	Servicios no personales	2.400.000					2.400.000
4.04	Activos reales	1.500.000					1.500.000
	TOTAL	**10.380.000**					**10.380.000**

PROYECTO: COD. N.E: 119514 COD. PPTO: 600064000 Diseño arquitectónico para la nueva sede de la Enahp-IUT

UNIDAD DE MEDIDA: Proyecto

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 7.050.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Mejorar la formación estudiantil, aumentando la matricula con una mayor capacidad en su planta física.

OBJETIVOS ESPECÍFICOS: Extender la planta física de la Enahp-IUT, para cumplir con las políticas de inclusión social y educativa.

RESULTADO: Proyecto de construcción para una nueva sede.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	480.000					480.000
4.02	Materiales, suministros y mercancías	330.000					330.000
4.03	Servicios no personales	5.280.000					5.280.000
4.04	Activos reales	960.000					960.000
	TOTAL	**7.050.000**					**7.050.000**

PROYECTO: COD. N.E: 119506 COD. PPTO: 600065000 Implantación del nuevo diseño curricular de la licenciatura en ciencias fiscales

UNIDAD DE MEDIDA: Estudiante

CANTIDAD: Fem.(0) Mas.(0) Total(950)

ASIGNACIÓN PRESUPUESTARIA: 1.528.485

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Generar un modelo de administración del currículo, consensuado a lo interno de la Enahp-IUT y articulado con los requerimientos de la gestión pública local, regional y estatal.

OBJETIVOS ESPECÍFICOS: Implantar el programa de formación de licenciado en Ciencias Fiscales, menciones Aduanas y Comercio Exterior, Finanzas Públicas y Rentas, generando un modelo para la administración del currículo en el tiempo.

RESULTADO: Formación de licenciado en ciencias fiscales, con base en el modelo de desarrollo curricular, emanado del Ministerio del Poder Popular para la Educación Universitaria, para la formación de profesionales al servicio de la gestión pública local, regional y estatal.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.007.839					1.007.839
4.02	Materiales, suministros y mercancías	119.593					119.593
4.03	Servicios no personales	228.299					228.299
4.04	Activos reales	172.754					172.754
	TOTAL	**1.528.485**					**1.528.485**

PROYECTO: COD. N.E: 119494 COD. PPTO: 600066000 Creación de programas de estudios de maestrías y la ampliación de la oferta académica del postgrado

UNIDAD DE MEDIDA: Programa

CANTIDAD: Fem.(0) Mas.(0) Total(3)

ASIGNACIÓN PRESUPUESTARIA: 5.820.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Diseñar el programa de maestria en "Administración y Gestión Tributaria", para ser implementado en la región capital.

OBJETIVOS ESPECÍFICOS: Ejecutar los programas de estudios de postgrado autorizados por el CNU.

RESULTADO: Creación de programas de estudios de maestrías y la ampliación de la oferta académica.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.000.000					3.000.000
4.02	Materiales, suministros y mercancías	540.000					540.000
4.03	Servicios no personales	1.500.000					1.500.000
4.04	Activos reales	600.000					600.000
4.07	Transferencias y donaciones	180.000					180.000
	TOTAL	**5.820.000**					**5.820.000**

PROYECTO: COD. N.E: 119666 COD. PPTO: 600067000 Consolidación y mejoramiento del proceso presupuestario público nacional

UNIDAD DE MEDIDA: Institución

CANTIDAD: Fem.(0) Mas.(0) Total(250)

ASIGNACIÓN PRESUPUESTARIA: 134.939.936

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Consolidar y mejorar el proceso presupuestario público nacional, a través de la aplicación eficiente de la técnica del Presupuesto por Proyectos y Acciones Centralizadas, garantizando el logro de objetivos estratégicos de la Nación.

OBJETIVOS ESPECÍFICOS: Mejorar el proceso de elaboración de Presupuesto por Proyectos, con una estructura metodológica y jurídica eficiente y eficaz.

RESULTADO: Instituciones de la Administración Pública Nacional, formadas en la técnica de Presupuesto por Proyectos y Acciones Centralizadas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	119.783.572					119.783.572
4.02	Materiales, suministros y mercancías	2.973.964					2.973.964
4.03	Servicios no personales	7.104.400					7.104.400
4.04	Activos reales	5.078.000					5.078.000
	TOTAL	**134.939.936**					**134.939.936**

PROYECTO: COD. PPTO: 609999000 Aportes y transferencias para financiar los proyectos de los entes descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(431.855.784)

ASIGNACIÓN PRESUPUESTARIA: 431.855.784

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Avanzar en la Conformación de la Nueva Estructura Social.

OBJETIVOS ESPECÍFICOS: Aportes y transferencias para financiar los proyectos de los entes descentralizados.

RESULTADO: 431.855.784

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	431.855.784					431.855.784
	TOTAL	**431.855.784**					**431.855.784**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	431.855.784					431.855.784
4.07.01.00.00	Transferencias y donaciones corrientes internas	411.855.784					411.855.784
4.07.01.03.00	Transferencias corrientes internas al sector público	411.855.784					411.855.784
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	379.012.641					379.012.641

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0122 Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central	260.000.000					260.000.000
	- A0185 Superintendencia Nacional de Valores	33.625.795					33.625.795
	- A0325 Fundación Escuela de Gerencia Social (FEGS)	6.019.899					6.019.899
	- A0455 Fundación Escuela Venezolana de Planificación	54.889.453					54.889.453
	- A0944 Superintendencia de Seguridad Social	24.477.494					24.477.494
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	32.843.143					32.843.143
	- A0817 Sociedad Nacional de Garantías Reciprocas para la Mediana y Pequeña Industria, C.A. (Sogampi)	14.000.000					14.000.000
	- A0841 Fondo Nacional de Garantías Reciprocas para la Pequeña y Mediana Empresa, S.A. (Fonpyme)	3.500.000					3.500.000
	- A1377 Bolsa Pública de Valores Bicentenaria	15.343.143					15.343.143
4.07.03.00.00	Transferencias y donaciones de capital internas	20.000.000					20.000.000
4.07.03.03.00	Transferencias de capital internas al sector público	20.000.000					20.000.000
4.07.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios	20.000.000					20.000.000
	- A0817 Sociedad Nacional de Garantías Reciprocas para la Mediana y Pequeña Industria, C.A. (Sogampi)	10.000.000					10.000.000
	- A1377 Bolsa Pública de Valores Bicentenaria	10.000.000					10.000.000

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.045.345.442					1.045.345.442
4.03	Servicios no personales	11.005.306					11.005.306
	TOTAL	**1.056.350.748**					**1.056.350.748**

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	47.927.241					47.927.241
4.03	Servicios no personales	241.100.483					241.100.483
4.04	Activos reales	30.835.340					30.835.340
4.05	Activos financieros	381.647.265					381.647.265
4.07	Transferencias y donaciones	2.480.042.788				30.295.086	2.510.337.874
4.08	Otros gastos	6.500.000					6.500.000
4.11	Disminución de pasivos	73.752.000					73.752.000
	TOTAL	**3.261.805.117**				**30.295.086**	**3.292.100.203**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	2.475.042.788				30.295.086	2.505.337.874
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.475.042.788				30.295.086	2.505.337.874
4.07.01.03.00	Transferencias corrientes internas al sector público	2.475.042.788				30.295.086	2.505.337.874
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.429.976.323				30.295.086	2.460.271.409
	- A0123 Servicio Nacional Integrado de Administración Aduanera y Tributaria (Seniat)	2.332.994.586				30.295.086	2.363.289.672
	- A0185 Superintendencia Nacional de Valores	35.169.359					35.169.359
	- A0325 Fundación Escuela de Gerencia Social (FEGS)	6.504.141					6.504.141
	- A0455 Fundación Escuela Venezolana de Planificación	37.809.616					37.809.616
	- A0653 Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná (Corpotulipa)	1.180.292					1.180.292
	- A0944 Superintendencia de Seguridad Social	16.318.329					16.318.329
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	45.066.465					45.066.465
	- A0841 Fondo Nacional de Garantías Recíprocas para la Pequeña y Mediana Empresa, S.A. (Fonpyme)	18.100.000					18.100.000
	- A0854 Sociedad de Garantías Recíprocas para el Sector Microfinanciero, S.A. (S.G.R. Sogamic, S.A.)	2.387.635					2.387.635
	- A1377 Bolsa Pública de Valores Bicentenaria	24.578.830					24.578.830

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	780.497.959					780.497.959
	TOTAL	**780.497.959**					**780.497.959**

ACCIÓN CENTRALIZADA: Asignaciones Predeterminadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	88.000.000					88.000.000
	TOTAL	**88.000.000**					**88.000.000**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	88.000.000					88.000.000
4.07.06.00.00	Subsidio de Régimen Especial	88.000.000					88.000.000
4.07.06.01.00	Subsidio de Régimen Especial	88.000.000					88.000.000
	- E7500 Distrito del Alto Apure	88.000.000					88.000.000

ACCIÓN CENTRALIZADA: Dirección y Coordinación del Servicio de la Deuda Pública Nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.10	Servicio de la deuda pública	45.209.268.804			33.040.862.052		78.250.130.856
	TOTAL	**45.209.268.804**			**33.040.862.052**		**78.250.130.856**

ACCIÓN CENTRALIZADA: Gastos Centralizados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	280.921.779				100.000.000	380.921.779
	TOTAL	**280.921.779**				**100.000.000**	**380.921.779**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	280.921.779				100.000.000	380.921.779
4.07.01.00.00	Transferencias y donaciones corrientes internas	280.921.779				100.000.000	380.921.779
4.07.01.03.00	Transferencias corrientes internas al sector público	280.921.779				100.000.000	380.921.779
4.07.01.03.10	Transferencias corrientes al Poder Estadal	280.921.779				100.000.000	380.921.779
	- E5000 Distrito Capital	280.921.779				100.000.000	380.921.779

62

Ministerio del Poder Popular para Vivienda y Hábitat

MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Ministerio del Poder Popular para Vivienda y Hábitat, creado mediante Decreto Presidencial N° 7.513, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.451, de fecha 22 de junio de 2010, con el propósito de regular, formular, ejecutar y realizar el seguimiento y la evaluación de la política integral del Estado en materia de Vivienda y Hábitat, a los fines de garantizar el progresivo acceso a una vivienda digna de todos los ciudadanos y ciudadanas, dando cumplimiento a lo establecido en la Ley del Régimen Prestacional del Subsistema de Vivienda y Hábitat.

El Despacho conjuntamente con el Órgano Superior del Sistema Nacional de Vivienda y Hábitat, en coordinación con los demás Órganos y Entes de la Administración Pública Central y Descentralizada, así como la participación protagónica del Poder Popular, dentro del marco de La Gran Misión Vivienda Venezuela, fortalecerá el seguimiento y evaluación del conjunto orgánico de políticas, normas operativas e instrumentos que garanticen la unidad y efectividad de la acción del Estado en materia de Vivienda y Hábitat; lo cual incluye el uso apropiado de los recursos públicos y privados destinados a financiar el Régimen Prestacional del Subsistema de Vivienda y Hábitat, reflejados en el otorgamiento de incentivos, subsidios, aportes fiscales y cotizaciones para la construcción, adquisición, mejora, remodelación y ampliación de las viviendas de los ciudadanos y ciudadanas, además de los incentivos al sector financiero para el otorgamiento de créditos accesibles a todos los sectores de la sociedad. Estos esfuerzos se orientarán a continuar con la gestión del Gobierno Revolucionario de Venezuela, de satisfacer las necesidades de vivienda, no sólo a los sectores más desfavorecidos y vulnerables de la población, sino también dirigirá acciones para resolver una deuda que en materia de vivienda se tiene con los sectores medios de la población, a través de políticas, planes y proyectos para satisfacer la demanda habitacional de la clase media.

En el Marco de la Gran Misión Vivienda Venezuela, se culminará la construcción de 300.000 viviendas del total de la meta establecida para el año 2013 a nivel Nacional, las cuales se ejecutarán con base en las directrices que conforman esta Gran Misión y que están representadas por los siguientes vértices:

- Vértice Registro Nacional de Vivienda: Continuará con la actualización permanente del Registro Nacional de Vivienda, único instrumento que permite identificar a aquellas familias que carecen de vivienda propia o aquellas que necesiten remodelar, legalizar o ampliar su hogar; así como garantizar que todos los venezolanos y venezolanas puedan inscribir su núcleo familiar. El pueblo organizado es el único capaz de garantizar información precisa que permitiría cuantificar el déficit de vivienda existente.

- Vértice Terrenos: Se continuará coordinando las actuaciones con los distintos entes de la Administración Pública Nacional en el proceso de identificación de terrenos urbanos ociosos o subutilizados y los factores y medios para la construcción de la vivienda familiar de interés social, con la finalidad de declararlos de utilidad pública de instrumento estratégico para el buen vivir de la población, en las zonas que se decreten como de emergencia para la tierra urbana y la vivienda, lo cual nos permitiría disponer de áreas territoriales para desarrollar nuevos asentamientos urbanos populares que transformen y mejoren sustantivamente las condiciones de vida de sus habitantes.

- Vértice Ejecutores: El Gobierno Bolivariano y Revolucionario del Presidente Chávez ha convocado a todos los sectores del país a unirse en este trascendental esfuerzo y cumplir con la meta de la Gran Misión Vivienda Venezuela, incrementando y consolidando año a año nuevos desarrollos habitacionales a lo largo del país, bajo un nuevo esquema territorial. Los ejecutores en el marco de esta Gran Misión Vivienda Venezuela, han sido convocados conjuntamente con el Gobierno Nacional, las comunidades organizadas, los gobiernos estadales y municipales, convenios internacionales, empresas privadas, etc.

- Vértices Materiales: El Gobierno Bolivariano ha asumido el control de materiales estratégicos para la construcción de viviendas. Creación de Centros de Acopio a escala nacional como eje central de un nuevo modelo de distribución, caracterizado por la presencia hegemónica de un plan de suministro de insumos y materiales controlado por el Estado; estos Centros de Acopio serían un referente de las capacidades del Gobierno Revolucionario para producir soluciones estructurales a los problemas heredados del capitalismo, incorporando categorías y valores socialistas, sustentándose en las capacidades del pueblo; incorporación de unidades de servicio en materia de transporte y movilización de carga; producción de puertas, marcos y bloques; así como la creación de escuelas de constructores y brigadas de construcción, entre otros.

- Vértice Financiero: Se asignan recursos al Ministerio del Poder Popular de Vivienda y Hábitat y sus entes adscritos

En cuanto a los entes descentralizados adscritos al Ministerio se tiene que:

- El Instituto Nacional de la Vivienda (Inavi), continuará la ejecución de los proyectos de viviendas a través del Plan Especial de Emergencia de Viviendas; así como el cierre de ciclo de varios desarrollos habitacionales a nivel nacional.
- La Fundación Misión Hábitat, orientará su gestión a la continuación y culminación del Proyecto Programa Nacional para Desarrollar Asentamientos Urbanos, debidamente equipados, para mejorar la calidad de vida del soberano.
- El Banco Nacional de Vivienda y Hábitat (Banavih), continuará la ejecución del Proyecto Fondo de Aportes del Sector Público (FASP), garantizando la ejecución, financiamiento de los planes, programas, proyectos, obras, y acciones; requeridas en materia de vivienda y hábitat.
- La Empresa Mixta para la Producción de Insumos para la Construcción, S. A., dirigirá sus actividades a la comercialización de los productos, servicios y materiales de construcción, estimando facturar 25.000.000 de bloques de material arcilloso.
- El Instituto Nacional de Tierras Urbanas, garantizará devolver la seguridad jurídica sobre las tierras habitadas por más de 3.000.000 de familias en los asentamientos urbanos o periurbanos del país.
- La Superintendencia Nacional de Arrendamiento de Vivienda, órgano desconcentrado bajo la figura jurídica de Servicio Desconcentrado, dirigirá su gestión a atender el régimen jurídico de arrendamiento de inmuebles urbanos y suburbanos destinados a vivienda.

En las políticas de inversión destinados al sector vivienda y hábitat, están a disposición la Promotora del Desarrollo Urbano de la Región Zulia, C.A. (Produzca), y el Centro Rafael Urdaneta S.A.

Se continuará con la Cooperación Internacional y alianzas estratégicas con países como Rusia, China y Bielorrusia, para la ejecución del Mega Proyecto Ciudad Socialista Tiuna, para la construcción de más de 23.000 viviendas que beneficiará a igual número de familias; así como también, alianzas con Cuba, Brasil, Irán, Uruguay, España, Turquía, Portugal, entre otros, utilizando modernos sistemas constructivos y materiales de construcción, que permitan la fabricación de viviendas dignas, con lapsos de construcción muy cortos; factor fundamental en el cumplimiento de las metas a mediano y largo plazo establecidas en la Gran Misión Vivienda Venezuela.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
117.792	620028000	Diseño de los Nuevos Desarrollos Urbanos Habitacionales enfocados al Concepto de la Ciudad Socialista. Segunda etapa.	Proyecto			2	10.000.000			10.000.000
118.018	620029000	Fortalecimiento y Desarrollo de un Sistema de Gestión en el Área de Planificación, Presupuesto y Organización del Ministerio del Poder Popular para Vivienda y Hábitat.	Sistema			1	500.000			500.000
117.867	620030000	Plan de Seguridad Industrial, Higiene y Ergonomía Tercera Etapa	Trabajador Beneficiado	3.923	5.147	9.070	800.000			800.000
117.751	620031000	Continuación del Proyecto Sistema de Indicadores Estadísticos del Sector Vivienda y Hábitat.	Sistema de Información			2	500.000			500.000
117.961	620032000	Establecimiento de Relaciones Arrendaticias Justas, que Procuren el Bienestar y la Seguridad Jurídica de las Partes.	Procedimiento			1.000	1.000.000			1.000.000
	629999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			1.500.000.000	1.500.000.000			1.500.000.000
						TOTAL	1.512.800.000			1.512.800.000

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
620001000	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	280.000.000			280.000.000
620002000	Gestión Administrativa	970.500.943			970.500.943
620003000	Previsión y Protección Social	150.000.000			150.000.000
620007000	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	500.000			500.000
	TOTAL	**1.401.000.943**			**1.401.000.943**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**266**	**258**	**224**	**748**	**21.075.846**	**800.000**	**21.875.846**
Altos Funcionarios y de Elección Popular		1		1	48.010		48.010
Alto Nivel y de Dirección	1	1	1	3	70.164		70.164
Directivo	33	32	45	110	3.464.066		3.464.066
Profesional y Técnico	99	61	146	306	10.447.864	454.373	10.902.237
Personal Administrativo	53	25	18	96	1.049.158	45.627	1.094.785
Obrero	80	138	14	232	5.996.584	300.000	6.296.584
Personal Contratado	**432**	**368**		**800**	**25.017.713**		**25.017.713**
Profesional y Técnico	432	368		800	25.017.713		25.017.713
TOTAL	**698**	**626**	**224**	**1.548**	**46.093.559**	**800.000**	**46.893.559**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**116**	**20**	**136**	**12.638.354**
Obreros	40	4	44	4.044.272
Empleados	76	16	92	8.594.082
Jubilados	**798**	**1.211**	**2.009**	**137.361.646**
Obreros	83	606	689	46.702.958
Empleados	715	605	1.320	90.658.688
TOTAL	**914**	**1.231**	**2.145**	**150.000.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de Personal	279.640.941			279.640.941
4.02	Materiales, Suministros y Mercancías	40.775.638			40.775.638
4.03	Servicios No Personales	68.974.595			68.974.595
4.04	Activos Reales	34.432.036			34.432.036
4.07	Transferencias y Donaciones	2.479.500.943			2.479.500.943
4.11	Disminución de Pasivos	10.476.790			10.476.790
	TOTAL	**2.913.800.943**			**2.913.800.943**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y Donaciones	2.327.500.943			2.327.500.943
4.07.01.00.00	Transferencias y Donaciones Corrientes Internas	827.500.943			827.500.943
4.07.01.03.00	Transferencias Corrientes Internas al Sector Público	827.500.943			827.500.943
4.07.01.03.02	Transferencias Corrientes a Entes Descentralizados Sin Fines Empresariales	825.950.943			825.950.943
	- A0251 Instituto Nacional de Tierras Urbanas	50.000.000			50.000.000
	- A0444 Fundación Misión Hábitat	34.000.000			34.000.000
	- A0662 Instituto Nacional de la Vivienda (INAVI)	741.950.943			741.950.943
4.07.01.03.07	Transferencias Corrientes a Entes Descentralizados Con Fines Empresariales No Petroleros	1.550.000			1.550.000
	- A0636 Centro Rafael Urdaneta, S.A.	750.000			750.000
	- A0675 Promotora del Desarrollo Urbano de la Región Zuliana, C.A. (PRODUZCA)	800.000			800.000
4.07.03.00.00	Transferencias y Donaciones de Capital Internas	1.500.000.000			1.500.000.000
4.07.03.03.00	Transferencias de Capital Internas al Sector Público	1.500.000.000			1.500.000.000
4.07.03.03.06	Transferencias de Capital a Entes Descentralizados Financieros Bancarios	1.500.000.000			1.500.000.000
	- A0711 Banco Nacional de Vivienda y Hábitat (BANAVIH)	1.500.000.000			1.500.000.000

PROYECTO: COD. N.E: 117792 COD. PPTO: 620028000 Diseño de los Nuevos Desarrollos Urbanos Habitacionales enfocados al Concepto de la Ciudad Socialista. Segunda etapa.

UNIDAD DE MEDIDA: Proyecto

CANTIDAD: Fem.(0) Mas.(0) Total(2)

ASIGNACIÓN PRESUPUESTARIA: 10.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolitica Nacional

OBJETIVO ESTRATÉGICO: Ejercer la rectoría del Sistema Nacional de Vivienda y Hábitat mediante la participación protagónica del Poder Popular, a través de la formulación de politicas y planes de desarrollo.

OBJETIVOS ESPECÍFICOS: Diseñar los nuevos Desarrollos Habitacionales, aplicando los criterios rectores y lineamientos de la "Ciudad Socialista", en terrenos que hayan sido decretados "AVIVIR", los seleccionados por el Órgano Superior de Vivienda o los que MPPVH considere prioritarios.

RESULTADO: Se tiene previsto que para el año 2013, se elaborará 4 informes contentivos de los estudios preliminares, 7 propuestas de implantación y 7 Proyectos de Desarrollos Habitacionales en terrenos que hayan sido decretados AVIVIR, los seleccionados por el Órgano Superior de Vivienda o los que MPPVH considere prioritarios y que contemplen los Criterios de Diseño enfocados al concepto de "Ciudad Socialista".

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	2.874.000					2.874.000
4.03	Servicios No Personales	4.126.000					4.126.000
4.04	Activos Reales	3.000.000					3.000.000
	TOTAL	10.000.000					10.000.000

PROYECTO: COD. N.E: 118018 COD. PPTO: 620029000 Fortalecimiento y Desarrollo de un Sistema de Gestión en el Área de Planificación, Presupuesto y Organización del Ministerio del Poder Popular para Vivienda y Hábitat.

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 500.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Desarrollar como órgano rector, las políticas públicas en materia de Vivienda y Hábitat, con la finalidad de atender las necesidades de la población, en concordancia con los planes nacionales.

OBJETIVOS ESPECÍFICOS: Desarrollar y generar un sistema de obtención, uso, manejo, divulgación y demanda de información en el área de planificación, que permita la toma de decisiones oportuna

RESULTADO: Sistema de Gestión Implantado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	173.500					173.500
4.03	Servicios No Personales	326.500					326.500
	TOTAL	500.000					500.000

PROYECTO: COD. N.E: 117867 COD. PPTO: 620030000 Plan de Seguridad Industrial, Higiene y Ergonomía Tercera Etapa

UNIDAD DE MEDIDA: Trabajador Beneficiado

CANTIDAD: Fem.(3.923) Mas.(5.147) Total(9.070)

ASIGNACIÓN PRESUPUESTARIA: 800.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Desarrollar como órgano rector, las políticas públicas en materia de vivienda y hábitat, con la finalidad de atender las necesidades de la población en concordancia con los planes nacionales.

OBJETIVOS ESPECÍFICOS: Garantiza en cumplimiento de la norma vigente, minimizado el riesgo en el área laboral, proteger y promover el bienestar de los trabajadores.

RESULTADO: Equipos reparados, conservados, ambulancia adquirida, central contra incendio adquirida, personal formado y capacitado. Producto de seguridad adquirido.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	800.000					800.000
	TOTAL	**800.000**					**800.000**

PROYECTO: COD. N.E: 117751 COD. PPTO: 620031000 Continuación del Proyecto Sistema de Indicadores Estadísticos del Sector Vivienda y Hábitat.

UNIDAD DE MEDIDA: Sistema de Información

CANTIDAD: Fem.(0) Mas.(0) Total(2)

ASIGNACIÓN PRESUPUESTARIA: 500.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Desarrollar como órgano rector, las políticas públicas en materia de vivienda y hábitat, con la finalidad de atender las necesidades de la población en concordancia con los planes nacionales.

OBJETIVOS ESPECÍFICOS: Actualizar, mantener y/o mejorar continuamente el Sistema de Indicadores Estadísticos y Sistema Referencial de costos del sector Vivienda y Hábitat.

RESULTADO: Sistema Integral de Indicadores Estadisticos y Tabulador Referencial de Costos del sector Vivienda y Hábitat avalado e implementado por el Gobierno Nacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	62.456					62.456
4.03	Servicios No Personales	322.238					322.238
4.04	Activos Reales	115.306					115.306
	TOTAL	**500.000**					**500.000**

PROYECTO: COD. N.E: 117961 COD. PPTO: 620032000 Establecimiento de Relaciones Arrendaticias Justas, que Procuren el Bienestar y la Seguridad Jurídica de las Partes.

UNIDAD DE MEDIDA: Procedimiento

CANTIDAD: Fem.(0) Mas.(0) Total(1.000)

ASIGNACIÓN PRESUPUESTARIA: 1.000.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Ejercer la rectoría en materia arrendaticia para inmuebles destinados a Vivienda.

OBJETIVOS ESPECÍFICOS: Adecuar la Superintendencia Nacional de Arrendamientos de Vivienda al régimen juridico arrendaticio para inmuebles destinados a vivienda.

RESULTADO: Procedimiento Administrativo Elaborado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de Personal	350.000					350.000
4.02	Materiales, Suministros y Mercancías	250.000					250.000
4.03	Servicios No Personales	400.000					400.000
	TOTAL	1.000.000					1.000.000

PROYECTO: COD. PPTO: 629999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(1.500.000.000)

ASIGNACIÓN PRESUPUESTARIA: 1.500.000.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

OBJETIVOS ESPECÍFICOS: Aportes a los Entes Descentralizados en la Ejecución de Proyectos

RESULTADO: 1.500.000.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y Donaciones	1.500.000.000					1.500.000.000
	TOTAL	1.500.000.000					1.500.000.000

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y Donaciones	1.500.000.000					1.500.000.000
4.07.03.00.00	Transferencias y Donaciones de Capital Internas	1.500.000.000					1.500.000.000
4.07.03.03.00	Transferencias de Capital Internas al Sector Público	1.500.000.000					1.500.000.000
4.07.03.03.06	Transferencias de Capital a Entes Descentralizados Financieros Bancarios	1.500.000.000					1.500.000.000
	- A0711 Banco Nacional de Vivienda y Hábitat (BANAVIH)	1.500.000.000					1.500.000.000

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de Personal	279.290.941					279.290.941
4.03	Servicios No Personales	709.059					709.059
	TOTAL	280.000.000					280.000.000

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	37.269.082					37.269.082
4.03	Servicios No Personales	61.937.398					61.937.398
4.04	Activos Reales	31.316.730					31.316.730
4.07	Transferencias y Donaciones	829.500.943					829.500.943
4.11	Disminución de Pasivos	10.476.790					10.476.790
	TOTAL	970.500.943					970.500.943

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y Donaciones	827.500.943					827.500.943
4.07.01.00.00	Transferencias y Donaciones Corrientes Internas	827.500.943					827.500.943
4.07.01.03.00	Transferencias Corrientes Internas al Sector Público	827.500.943					827.500.943
4.07.01.03.02	Transferencias Corrientes a Entes Descentralizados sin Fines Empresariales	825.950.943					825.950.943
	- A0251 Instituto Nacional de Tierras Urbanas	50.000.000					50.000.000
	- A0444 Fundación Misión Hábitat	34.000.000					34.000.000
	- A0662 Instituto Nacional de la Vivienda (INAVI)	741.950.943					741.950.943
4.07.01.03.07	Transferencias Corrientes a Entes Descentralizados con Fines Empresariales No Petroleros	1.550.000					1.550.000
	- A0636 Centro Rafael Urdaneta, S.A.	750.000					750.000
	- A0675 Promotora del Desarrollo Urbano de la Región Zuliana, C.A. (PRODUZCA)	800.000					800.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y Donaciones	150.000.000					150.000.000
	TOTAL	**150.000.000**					**150.000.000**

ACCIÓN CENTRALIZADA: Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	146.600					146.600
4.03	Servicios No Personales	353.400					353.400
	TOTAL	**500.000**					**500.000**

63

Consejo Federal de Gobierno

CONSEJO FEDERAL DE GOBIERNO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Constitución de la República Bolivariana de Venezuela, aprobada en el año 1999, establece la figura del Consejo Federal de Gobierno, en su Título IV, Capítulo V, Artículo 185, como un órgano que tiene por finalidad la planificación y coordinación de las políticas y acciones para el desarrollo de los procesos de descentralización y la transferencia de competencias del Poder Nacional a los Estados y Municipios. Asimismo, el referido artículo crea al Fondo de Compensación Interterritorial, dependiendo del Consejo Federal de Gobierno y destinado al financiamiento de inversiones públicas para promover el desarrollo equilibrado, justo y equitativo de las regiones, la cooperación y complementación de las políticas e iniciativas de desarrollo de las distintas entidades públicas territoriales, y a apoyar especialmente la dotación de obras y servicios esenciales en las regiones y comunidades de menor desarrollo relativo.

En fecha 22 de febrero de 2010, mediante Gaceta Oficial de la República Bolivariana de Venezuela Nº 5.963 Extraordinario, fue promulgada la Ley Orgánica del Consejo Federal de Gobierno, que desarrolla los principios establecidos en la Constitución de la República Bolivariana de Venezuela y delimita el ámbito de competencias y funcionamiento del Consejo. Mediante Decreto Nº 7.306 de fecha 09 de marzo de 2010, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.382 de la misma fecha y reimpreso en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.416, de fecha 04 de mayo de 2010, fue dictado el Reglamento de la Ley Orgánica del Consejo Federal de Gobierno que complementa el desarrollo legislativo dado al Consejo, afinando los detalles relativos a la organización y funcionamiento de las instancias del Consejo Federal de Gobierno, como la Plenaria, la Secretaría, el Fondo de Compensación Interterritorial (FCI) y sus instancias. El Reglamento fue reformado en fecha 12 de Abril de 2011, mediante Decreto 8.146 publicado en Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.655 de fecha 13 de Abril de 2011, y el 08 de mayo de 2012 mediante Decreto N° 8.959, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.924 de fecha 17 de mayo de 2012, reimpreso por error material en la Gaceta Oficial de la República Bolivariana de Venezuela N° 40.002 de fecha 06 de septiembre de 2012, fortaleciendo lo relativo a los procedimientos referidos a la formulación, evaluación, financiamiento y control de los proyectos asociados a los planes de inversión.

El Consejo Federal de Gobierno (CFG) orienta su gestión hacia resultados sociales, en concordancia con los principios consagrados en la Constitución de la República Bolivariana de Venezuela y en el Proyecto Nacional Simón Bolívar, Primer Plan Socialista, de Desarrollo Económico y Social de la Nación 2007-2013 y establece los lineamientos vinculantes a las entidades político territoriales, las organizaciones de base del Poder Popular, así como el estudio y la planificación de los Distritos Motores de Desarrollo, apoyando especialmente la dotación de obras y servicios esenciales en las regiones y comunidades de menor desarrollo relativo, mediante la transferencia de recursos financieros, a fin de obtener resultados en el sistema social y contribuir a la consolidación de un Estado democrático, social, de derecho y de justicia, cuya visión es transformarse en una organización eficiente y efectiva en el cumplimiento de sus obligaciones constitucionales y legales, soportadas por un recurso humano de excelencia en el uso intensivo de tecnologías de información y comunicación, con organicidad y con total orientación de servicio al Pueblo organizado

En este sentido, el Consejo Federal de Gobierno, ha formulado el presupuesto de gastos para el ejercicio fiscal 2013, basado en la estimulación del desarrollo sustentable, brindando, a través de la transferencia de recursos, el financiamiento de planes de inversión y sus proyectos asociados, los cuales contribuyen en la consolidación de la descentralización y desarrollo equitativo del territorio nacional, fundamentado en la Nueva Geopolítica de inversión socialmente productiva, a objeto de mejorar las capacidades políticas y técnicas en la formulación de proyectos, articulando planes comunales de las Organizaciones de Base del Poder Popular con los planes estadales, municipales, de los Distritos Motores, para así lograr transformar la sociedad venezolana y su modelo económico en una sociedad con conciencia del deber social, que profundice la democracia participativa y protagónica, basada en los principios de corresponsabilidad y cooperación entre las comunidades y los organismos públicos, a través de su Servicio desconcentrado Fondo de Compensación Interterritorial.

Esta orientación de gestión, requiere que los recursos presupuestarios, estén destinados a la consecución de los objetivos estratégicos ya mencionados. En virtud de esto el Consejo Federal de Gobierno debe invertir en: el recurso humano que lo conforma, formándolo integralmente para asumir el nuevo reto de fortalecer el Poder Popular. Igualmente fortalecer el acompañamiento institucional y la supervisión física de los planes de inversión. Por último, en lo referente a las transferencias al Fondo de Compensación Interterritorial, se garantizará las asignaciones de recursos para financiar: proyectos, programas y actividades destinadas a generar y apoyar capacidades productivas, para optimizar las condiciones materiales de la población, que construya el nuevo modelo de sociedad establecido en la Constitución de la República Bolivariana de Venezuela.

POLÍTICA DE FINANCIAMIENTO

El Consejo Federal de Gobierno orientará los recursos asignados al Fondo de Compensación Interterritorial (FCI), para el financiamiento de inversiones públicas que promuevan el desarrollo equilibrado de las regiones, la cooperación y complementación de las políticas e iniciativas de desarrollo de las distintas entidades públicas territoriales y la realización de obras y servicios esenciales en las regiones y comunidades de menor desarrollo relativo. Para el ejercicio fiscal 2013, se presenta el proyecto de presupuesto por la cantidad de: Veintiún Mil Doscientos Setenta y Ocho Millones Seiscientos Veintidós Mil Seiscientos Trece Bolívares (Bs. 21.278.622.613), los cuales están conformados por las siguientes fuentes de financiamiento:

– Aporte del Ejecutivo Nacional	Bs. 2.406.105.354
– FCI – Asignaciones Económicas Especiales	Bs. 699.485.910
– FCI- Impuesto al Valor Agregado (IVA)	Bs. 18.173.031.349
Total	**Bs. 21.278.622.613**

POLÍTICA DE GASTOS

La distribución general de presupuesto de gastos totaliza la cantidad de Veintiún Mil Doscientos Setenta y Ocho Millones Seiscientos Veintidós Mil Seiscientos Trece Bolívares (Bs.21.278.622.613), distribuidos por partidas presupuestarias como se muestra a continuación:

4.01	Gastos de Personal	Bs.	813.451
4.02	Materiales, Suministros y Mercancías	Bs.	25.000
4.03	Servicios no Personales	Bs.	736.600
4.07	Transferencias y Donaciones	Bs.	21.277.047.562
	Total	**Bs.**	**21.278.622.613**

POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ÓRGANO

El Consejo Federal de Gobierno de acuerdo con lo dispuesto en el Artículo 11 de la Ley Orgánica de Planificación Pública y Popular, es el encargado de establecer los lineamientos de planificación y coordinación de políticas y acciones para la transferencia de las capacidades de gobierno, competencias y servicios entre los entes territoriales y desde el Estado a las organizaciones detentadoras de la soberanía originaria, instalando prácticas eficientes y eficaces en la distribución de los recursos financeros para las áreas prioritarias de inversión pública. El objetivo para el año 2013, es implantar un sistema de planificación participativa como estrategia para la articulación de los procesos de planificación de los distintos niveles territoriales fortaleciendo los procesos de descentralización y transferencias de competencias hacia las instancias del Poder Popular, direccionando así los recursos transferidos por el Fondo de Compensación Interterritorial a los entes ejecutores.

Los objetivos que persigue el Consejo Federal de Gobierno, durante este ejercicio presupuestario se plasman en la consecución del siguiente proyecto:

- Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados (Fondo de Compensación Interterritorial).

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad						
N.E.	Ppto.			Fem.	Masc.	Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	639999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			21.246.179.850	21.246.179.850			21.246.179.850
						TOTAL	21.246.179.850			21.246.179.850

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
630001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	813.451			813.451
630002000	Gestión administrativa	31.629.312			31.629.312
	TOTAL	**32.442.763**			**32.442.763**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**3**	**1**		**4**	**256.288**		**256.288**
Profesional y Técnico	3	1		4	256.288		256.288
TOTAL	3	1		4	256.288		256.288

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	813.451			813.451
4.02	Materiales, suministros y mercancías	25.000			25.000
4.03	Servicios no personales	736.600			736.600
4.07	Transferencias y donaciones	21.277.047.562			21.277.047.562
	TOTAL	**21.278.622.613**			**21.278.622.613**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	21.277.047.562			21.277.047.562
4.07.01.00.00	Transferencias y donaciones corrientes internas	103.524.949			103.524.949
4.07.01.03.00	Transferencias corrientes internas al sector público	103.524.949			103.524.949
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	103.524.949			103.524.949
	- A0249 Fondo de Compensación Interterritorial	103.524.949			103.524.949
4.07.03.00.00	Transferencias y donaciones de capital internas	21.173.522.613			21.173.522.613
4.07.03.03.00	Transferencias de capital internas al sector público	21.173.522.613			21.173.522.613
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	21.173.522.613			21.173.522.613
	- A0249 Fondo de Compensación Interterritorial	21.173.522.613			21.173.522.613

PROYECTO: COD. PPTO: 639999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(21.246.179.850)

ASIGNACIÓN PRESUPUESTARIA: 21.246.179.850

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Apoyar la ejecución de los proyectos presentados por los organismos adscritos al Consejo Federal de Gobierno

OBJETIVOS ESPECÍFICOS: Apoyar la ejecución de los proyectos presentados por el FCI

RESULTADO: Recursos transferidos al FCI

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	21.246.179.850					21.246.179.850
	TOTAL	**21.246.179.850**					**21.246.179.850**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	21.246.179.850					21.246.179.850
4.07.01.00.00	Transferencias y donaciones corrientes internas	72.657.237					72.657.237
4.07.01.03.00	Transferencias corrientes internas al sector público	72.657.237					72.657.237
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	72.657.237					72.657.237
	- A0249 Fondo de Compensación Interterritorial	72.657.237					72.657.237
4.07.03.00.00	Transferencias y donaciones de capital internas	21.173.522.613					21.173.522.613
4.07.03.03.00	Transferencias de capital internas al sector público	21.173.522.613					21.173.522.613
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	21.173.522.613					21.173.522.613
	- A0249 Fondo de Compensación Interterritorial	21.173.522.613					21.173.522.613

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	813.451					813.451
	TOTAL	**813.451**					**813.451**

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	25.000					25.000
4.03	Servicios no personales	736.600					736.600
4.07	Transferencias y donaciones	30.867.712					30.867.712
	TOTAL	**31.629.312**					**31.629.312**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	30.867.712					30.867.712
4.07.01.00.00	Transferencias y donaciones corrientes internas	30.867.712					30.867.712
4.07.01.03.00	Transferencias corrientes internas al sector público	30.867.712					30.867.712
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	30.867.712					30.867.712
	- A0249 Fondo de Compensación Interterritorial	30.867.712					30.867.712

64

Ministerio del Poder Popular para la Juventud

MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La República Bolivariana de Venezuela durante los últimos 12 años, ha venido dando impulso a un proyecto político de inclusión y justicia social, dado que el proyecto en construcción del socialismo del siglo XXI impone una nueva ética focalizada en la configuración de una conciencia revolucionaria que valora la nueva moral colectiva, fruto de la lucha por la transformación de la sociedad, por ende el Estado consciente de la responsabilidad en la promoción y generación de respuestas para atender las situaciones de inclusión y vulnerabilidad de la juventud venezolana crea el Ministerio del Poder Popular para la Juventud, a través del Decreto N° 8.303 promulgado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.708 de fecha 07-07-2011.

En tal sentido, para el ejercicio fiscal 2013 el Ministerio continuará cumpliendo con su misión, en consecuencia focalizará su gestión en el diseño de políticas y ejecución de planes, programas y proyectos orientados a los jóvenes, para prevenir y solventar las situaciones de vulnerabilidad que limitan su desarrollo integral, en pro de garantizar el ejercicio pleno de la ciudadanía, acciones que ejecutará conjuntamente con el Instituto Nacional del Poder Popular de la Juventud, en virtud de ser su único ente adscrito, dado que una de sus atribuciones conferidas, se desprende la importancia de que el Ministerio diseñe, planifique y evalúe políticas regidas por principios y valores éticos destinados a garantizar el pleno goce y ejercicio de los derechos fundamentales de la población juvenil, tal como lo consagra el artículo 2 del mencionado Decreto, por lo tanto todas las políticas, planes, programas y proyectos constituirá un reto para el Ministerio.

Para tal fin, contará con un presupuesto que totaliza la cantidad de **Setecientos Veinticuatro Millones Seiscientos Mil Ochocientos Cuarenta y Tres Bolívares (Bs. 724.600.843)**, cifra que incluye la asignación del Instituto Nacional del Poder Popular de la Juventud, por un monto de **Doscientos Veintisiete Millones Ochocientos Sesenta y Ocho Mil Ciento Veintisiete Bolívares (Bs. 227.868.127)**, los cuales estarán destinados a cubrir los gastos generados por las acciones centralizadas y la cartera de proyectos a ejecutar para el mencionado ejercicio fiscal, por lo tanto del total de recursos asignados, el Ministerio destinará el 14,48% a la Acción Centralizada equivalente en términos absolutos a **Bs. 71.926.241** y 85,52% a tres (03) Proyectos que representan la cantidad de **Bs. 424.806.475**, cuyos montos a nivel de proyectos se detallan seguidamente:

- **Construyendo la Patria con el Voluntariado Joven**, el cual tiene como objetivo diseñar, formular, ejecutar y evaluar políticas, estrategias, planes y programas, regidos por principios y valores, destinados a garantizar el pleno goce y ejercicio de los derechos fundamentales de la población juvenil venezolana, generando espacios y políticas que coadyuven a la conformación de las redes juveniles en favor del fortalecimiento del poder popular juvenil, estimándose un monto de **Bs. 71.301.189**, siendo sus metas previstas:

  - 1.691.949 jóvenes voluntarios, organizaciones y grupos juveniles registrados.
  - 500 redes juveniles registradas y organizadas.
  - 300.000 voluntariado joven incorporado, participando y atendido.
  - 4 campañas comunicacionales.

- **Formación del Joven en Valores para la Construcción de la Patria Nueva**, que tiene como finalidad diseñar e impulsar políticas que apunten a la utilización del tiempo libre en actividades formativas integrales en valores y ética bolivariana, socio-productivas y de recreación, como estrategia para el mejoramiento de la calidad de vida, así como la prevención y superación de situaciones de vulnerabilidad juvenil, con un monto asignado de **Bs. 223.291.544**, cuyos resultados del proyecto lo conforman las metas siguientes:

  - Consolidación del Sistema de Formación Integral para la Juventud, que atenderá la formación integral de 36.000 jóvenes a nivel nacional.
  - 240 proyectos socio-productivos financiados para la instalación de Empresas de Producción Social (EPS) a nivel nacional.
  - 1.691.949 actividades recreativas, culturales y deportivas impulsadas fortaleciendo la participación del joven, a través de actividades turísticas, recreativas, deportivas, saberes populares y culturales, como estrategia para el uso del tiempo libre.
  - 4 campañas comunicacionales para impulsar el uso adecuado de las redes sociales.
  - 10.000 jóvenes beneficiados con apoyo socio-económico a jóvenes con necesidades especiales.
  - 25 espacios habilitados, a través de la creación y rehabilitación de espacios (deportivos, culturales y turísticos) para encuentro y disfrute de la juventud.

- **Prevención y Acompañamiento Integral a Jóvenes en Situación de Vulnerabilidad**, diseñar e impulsar políticas que apunten a la prevención de situaciones de vulnerabilidad juvenil, así como acompañamiento directo e indirecto de los que ya se encuentran en esa condición, en consecuencia se le acordaron recursos por el orden de **Bs. 130.213.742**, teniendo como metas las que se detallan seguidamente:

  - 200.000 jóvenes en situación de vulnerabilidad atendidos integralmente.
  - 1.000.000 de jóvenes atendidos a través del programa nacional de prevención de situaciones de vulnerabilidad.
  - Realización de 4 campañas comunicacionales para la prevención de las situaciones de vulnerabilidad en los jóvenes.

Con base a lo expuesto anteriormente, los instrumentos de planificación se estructuraron con criterios de rigidez y disciplina del gasto público, tomando a su vez como base el instructivo emanado de la Oficina Nacional de Presupuesto (ONAPRE), y las directrices, estrategias y políticas contenidas en el Primer Plan Socialista – Proyecto Simón Bolívar – Plan de Desarrollo Económico y Social de la Nación 2007 – 2013, así como la metodología de planificación bajo el enfoque de proyecto, por lo tanto las metas contenidas en el Plan Operativo están acorde al mencionado Plan y responden a las políticas del órgano, en consecuencia la estructuración del presupuesto a nivel de partidas del Ministerio sin incluir a su ente adscrito se expone seguidamente:

- **401.00.00.00: Gastos de Personal.** Se estimó sobre la base de **773** trabajadores (as), dado que la ejecución de los proyectos se desarrollaran a nivel nacional, alcanzando una cifra en **Bs. 146.375.040** cuyo monto responde a honrar los compromisos que se adquirirán con los trabajadores, entre los cuales destacan las remuneraciones e incidencias directas derivadas de la prestación de servicios, que permitirá garantizar la operatividad del Ministerio.

- **402.00.00.00: Materiales, Suministros y Mercancías.** El monto previsto para esta categoría de gastos de consumo se ubica en el orden de **Bs. 24.116.498**, sustentado básicamente por los requerimientos mínimos indispensables para cubrir el funcionamiento durante el curso del ejercicio fiscal y cumplir con las metas previstas en los proyectos.

- **403.00.00.00: Servicios no Personales.** Los créditos presupuestarios para esta partida ascienden a **Bs. 156.137.372,** estarán destinados a la cancelación de viáticos y pasajes, publicidad y propagandas, avisos, alquileres, servicios básicos, imprenta y reproducción, y otros avisos que se realizarán a través de los diferentes medios de comunicación que contemplarán anuncios para la juventud venezolana sobre determinados servicios prestados por el Ministerio, que coadyuvarán a la formación de una conciencia ciudadana.

- **404.00.00.00: Activos Reales.** Los recursos para este rubro totalizan un monto de **Bs. 11.423.439,** que serán destinados para las adquisiciones de mobiliarios, maquinarias y equipos de computación y de artes gráficas y reproducción, así como la adquisición de las sedes a nivel nacional para garantizar el normal funcionamiento del Ministerio.

- **407.00.00.00: Transferencias y Donaciones.** Los recursos previstos para esta partida de ubican en el orden de **Bs. 158.680.367**, los cuales serán distribuidos de la manera siguiente:

  - Bs. 2.000.000 corresponden a Donaciones a Personas en la Acción Específica: "Apoyo Institucional al Sector Privado y Externo", dicha asignación esta en la unidad ejecutora local 101: Despacho de la Ministra.

  - Bs.1.500.000 serán dirigidos a la dotación de franelas y todo el material requerido para las diversas movilizaciones de jóvenes a nivel nacional.

  - Bs. 100.000.000 serán destinados a el financiamiento de proyectos que presenten los y las jóvenes, en pro de fortalecer las iniciativas de la constitución de Empresas de Producción Social, así como el apoyo socio-económico a jóvenes con necesidades especiales y la creación y rehabilitación de espacios (deportivos, culturales y turísticos) para encuentro y disfrute de la juventud.

  - Bs. 55.180.367 destinados al otorgamiento de ayudas para la población juvenil venezolana que se encuentra en situación de vulnerabilidad.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2013
119.592	640023000	Prevención y acompañamiento integral a jóvenes en situación de vulnerabilidad	Joven Incorporado			200.000	130.213.742			130.213.742
119.593	640024000	Formación del Joven en Valores para la Construcción de la Patria Nueva	Joven Incorporado			1.691.949	223.291.544			223.291.544
119.591	640025000	Construyendo la Patria con el Voluntariado Joven	Joven Incorporado			1.691.949	71.301.189			71.301.189
	649999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			179.885.300	179.885.300			179.885.300
						TOTAL	604.691.775			604.691.775

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2013
640001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	49.380.327			49.380.327
640002000	Gestión administrativa	70.528.741			70.528.741
	TOTAL	119.909.068			119.909.068

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos F	Nº de Cargos M	Nº de Cargos V	Nº de Cargos Total	Sueldos/Salarios	Compensaciones	Presupuesto 2013
Personal Fijo a Tiempo Completo	**21**	**25**	**35**	**81**	**1.990.863**		**1.990.863**
Alto Nivel y de Dirección	21	25	35	81	1.990.863		1.990.863
Personal Contratado	**65**	**627**		**692**	**19.858.531**		**19.858.531**
Profesional y Técnico	54	547		601	16.923.699		16.923.699
Personal Administrativo	9	28		37	1.134.903		1.134.903
Obrero	2	52		54	1.799.929		1.799.929
TOTAL	**86**	**652**	**35**	**773**	**21.849.394**		**21.849.394**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2013
4.01	Gastos de personal	146.375.040			146.375.040
4.02	Materiales, suministros y mercancías	24.116.498			24.116.498
4.03	Servicios no personales	156.137.372			156.137.372
4.04	Activos reales	11.423.439			11.423.439
4.07	Transferencias y donaciones	386.548.494			386.548.494
	TOTAL	**724.600.843**			**724.600.843**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	227.868.127			227.868.127
4.07.01.00.00	Transferencias y donaciones corrientes internas	227.868.127			227.868.127
4.07.01.03.00	Transferencias corrientes internas al sector público	227.868.127			227.868.127
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	227.868.127			227.868.127
	- A0938 Instituto Nacional del Poder Popular de la Juventud	227.868.127			227.868.127

PROYECTO: COD. N.E: 119592 COD. PPTO: 640023000 Prevención y acompañamiento integral a jóvenes en situación de vulnerabilidad

UNIDAD DE MEDIDA: Joven Incorporado

CANTIDAD: Fem.(0) Mas.(0) Total(200.000)

ASIGNACIÓN PRESUPUESTARIA: 130.213.742

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Diseñar, formular, ejecutar y evaluar políticas, estrategias, planes y programas, regidos por principios y valores éticos, destinados a garantizar el pleno goce y ejercicio de los derechos fundamentales de la población juvenil venezolana

OBJETIVOS ESPECÍFICOS: Diseñar e impulsar políticas que apunten a la prevención de situaciones de vulnerabilidad juvenil, así como acompañamiento directo e indirecto de los que ya se encuentran en esa condición

RESULTADO: Jóvenes atendidos y acompañados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	33.000.000					33.000.000
4.02	Materiales, suministros y mercancías	10.488.838					10.488.838
4.03	Servicios no personales	31.084.155					31.084.155
4.04	Activos reales	460.382					460.382
4.07	Transferencias y donaciones	55.180.367					55.180.367
	TOTAL	**130.213.742**					**130.213.742**

PROYECTO: COD. N.E: 119593 COD. PPTO: 640024000 Formación del Joven en Valores para la Construcción de la Patria Nueva

UNIDAD DE MEDIDA: Joven Incorporado

CANTIDAD: Fem.(0) Mas.(0) Total(1.691.949)

ASIGNACIÓN PRESUPUESTARIA: 223.291.544

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Diseñar, formular, ejecutar y evaluar politicas, estrategias, planes y programas, regidos por principios y valores éticos, destinados a garantizar el pleno goce y ejercicio de los derechos fundamentales de la población juvenil venezolana.

OBJETIVOS ESPECÍFICOS: Diseñar e impulsar politicas que apunten a la utilización del tiempo libre en actividades formativas integrales en valores y ética bolivariana, socioproductivas y de recreación, como estrategia para el mejoramiento de la calidad de vida, así como la prevención y superación de situaciones de vulnerabilidad juvenil.

RESULTADO: Jóvenes atendidos en actividades formativas, socioproductivas y recreativas que les permita desarrollarse de manera integral

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	33.000.000					33.000.000
4.02	Materiales, suministros y mercancías	8.647.689					8.647.689
4.03	Servicios no personales	78.699.606					78.699.606
4.04	Activos reales	2.944.249					2.944.249
4.07	Transferencias y donaciones	100.000.000					100.000.000
	TOTAL	**223.291.544**					**223.291.544**

PROYECTO: COD. N.E: 119591 COD. PPTO: 640025000 Construyendo la Patria con el Voluntariado Joven

UNIDAD DE MEDIDA: Joven Incorporado

CANTIDAD: Fem.(0) Mas.(0) Total(1.691.949)

ASIGNACIÓN PRESUPUESTARIA: 71.301.189

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Diseñar, formular, ejecutar y evaluar políticas, estrategias, planes y programas, regidos por principios y valores éticos, destinados a garantizar el pleno goce y ejercicio de los derechos fundamentales de la población juvenil venezolana.

OBJETIVOS ESPECÍFICOS: Generar espacios y políticas que coadyuven a la conformación de las redes juveniles en favor del fortalecimiento del poder popular juvenil.

RESULTADO: Jóvenes registrados y organizados en redes

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	33.000.000					33.000.000
4.02	Materiales, suministros y mercancías	979.971					979.971
4.03	Servicios no personales	34.802.410					34.802.410
4.04	Activos reales	1.018.808					1.018.808
4.07	Transferencias y donaciones	1.500.000					1.500.000
	TOTAL	**71.301.189**					**71.301.189**

PROYECTO:	COD. PPTO: 649999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Bolivar
CANTIDAD:	Fem.(0) Mas.(0) Total(179.885.300)
ASIGNACIÓN PRESUPUESTARIA:	179.885.300
DIRECTRIZ ESTRATÉGICA:	No Aplica
OBJETIVO ESTRATÉGICO:	PARTICIPAR EN LA COORDINACION, FORMULACIÓN, PROGRAMACIÓN, COMPATIBILIZACIÓN, ARTICULACIÓN Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA JUVENTUD
OBJETIVOS ESPECÍFICOS:	IMPULSAR EL FORTALECIMIENTO DEL PODER POPULAR A TRAVÉS DE LA CONFORMACIÓN DE LOS CONSEJOS DEL PODER POPULAR DE LA JUVENTUD
RESULTADO:	179885300

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	179.885.300					179.885.300
	TOTAL	**179.885.300**					**179.885.300**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	179.885.300					179.885.300
4.07.01.00.00	Transferencias y donaciones corrientes internas	179.885.300					179.885.300
4.07.01.03.00	Transferencias corrientes internas al sector público	179.885.300					179.885.300
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	179.885.300					179.885.300
	- A0938 Instituto Nacional del Poder Popular de la Juventud	179.885.300					179.885.300

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	47.375.040					47.375.040
4.03	Servicios no personales	2.005.287					2.005.287
	TOTAL	**49.380.327**					**49.380.327**

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancias	4.000.000					4.000.000
4.03	Servicios no personales	9.545.914					9.545.914
4.04	Activos reales	7.000.000					7.000.000
4.07	Transferencias y donaciones	49.982.827					49.982.827
	TOTAL	**70.528.741**					**70.528.741**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	47.982.827					47.982.827
4.07.01.00.00	Transferencias y donaciones corrientes internas	47.982.827					47.982.827
4.07.01.03.00	Transferencias corrientes internas al sector público	47.982.827					47.982.827
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	47.982.827					47.982.827
	- A0938 Instituto Nacional del Poder Popular de la Juventud	47.982.827					47.982.827

65

Ministerio del Poder Popular para el Servicio Penitenciario

MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Ministerio del Poder Popular para el Servicio Penitenciario (MPPSP) tiene como misión "Brindar un Sistema Penitenciario capaz de asegurar la transformación social de las personas incursas en él, dirigido fundamentalmente a garantizar los medios que le permitan adquirir conciencia de clase, así como su conversión en sujetos capaces de participar en la construcción de la sociedad socialista, mediante un conjunto de políticas dirigidas y coordinadas por este Ministerio, en consonancia con el Proyecto Nacional Simón Bolívar".

Las políticas presupuestarias que se presentan a continuación están orientadas a cumplir con las líneas de acción para lograr el objetivo principal del MPPSP, la transformación social de las personas privadas de libertad y adolescentes en conflicto con la ley penal, estos son:

- Diseño de programas para desarrollar políticas humanistas, que consoliden la ética en el tratamiento penitenciario, propicien el desarrollo personal, el bienestar social en coordinación y cooperación con los organismos del Estado.
- Implementar normas de convivencia, respeto, dignidad y preservación de los derechos fundamentales de los privados y privadas de libertad, así como adolescentes en conflicto con la ley penal y sus familiares.
- Propiciar a los privados y privadas de libertad y a los adolescentes en conflicto con la ley penal atención integral de calidad donde predomine acciones de prevención de salud, capacitación y vinculación para el trabajo, elevar el nivel cultural y educacional, fomentar la identidad individual y colectiva a través del deporte, la cultura y de otros eventos sociales que permitan su transformación y reincorporación a la sociedad socialista como hombres y mujeres plenos.
- Garantizar la seguridad y el orden dentro de los Establecimientos Penitenciarios y Centros de Formación Integral para salvaguardar la integridad física de los privados y privadas de libertad, familiares, visitantes y funcionarios a través de la aplicación consecuente del Régimen Penitenciario; de procesos eficientes y eficaces de agrupación y clasificación de la población penitenciaria, de acuerdo a los niveles de peligrosidad.
- Reparar y mantener la infraestructura de los establecimientos penitenciarios y de los centros de formación integral para brindar las condiciones adecuadas de reclusión en espacios físicos dignos, aplicando programas de mantenimiento preventivo, correctivo y periódico que alarguen su vida útil y el estado adecuado de funcionamiento. Construir la nueva infraestructura penitenciaria basada en la visión y misión del MPPSP, para el desarrollo de la nueva política penitenciaria.
- Incorporar a los Consejos Comunales, Comunidades Organizadas y otras formas de organización comunitaria con el fin de incluirlos en el proceso de transformación social de los privados y privadas de libertad.
- Brindar atención eficaz a los familiares relacionados con la población privada de libertad, ofreciendo tratamientos orientados a mejorar la vinculación con los privados y privadas de libertad y adolescentes en conflicto con la ley penal, que coadyuven a la transformación social y restablecimiento de los lazos familiares.
- Elaborar e implementar un sistema de seguimiento post penitenciario que contribuya y apoye al egresado del Sistema Penitenciario, en su integración a la sociedad, a su comunidad y su núcleo familiar, ofreciéndole programas educativos y laborales.

- Desarrollar operaciones y análisis estadísticos para conocer de manera exhaustiva la realidad penitenciaria a nivel nacional permitiendo diseñar políticas públicas y toma de decisiones oportunas.
- Crear centros de producción socialista para la incorporación de los privados y privadas de libertad donde desarrollen hábitos laborales para fomentar el trabajo liberador que aporte al desarrollo y bienestar de la sociedad para el buen vivir de ellos y sus familiares.

El Ministerio del Poder Popular para el Servicio Penitenciario (MPPSP) presenta en su estructura presupuestaria Proyectos orientados a optimizar directamente la calidad de vida de los privados y las privadas de libertad, manteniendo las perspectivas de género en nuestros proyectos, así como también en los adolescentes o las adolescentes que incurren en hechos punibles.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad						
N.E.	Ppto.			Fem.	Masc.	Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
119.272	650022000	Atención integral al adolescente que incurre en la comisión de hechos punibles	Adolescente Atendido	4.000	6.000	10.000	154.683.301			154.683.301
119.301	650023000	Sistema de estadísticas penitenciarias del ministerio del poder popular para el servicio penitenciario .	Informe Estadístico			103	1.536.821			1.536.821
119.361	650024000	Atención integral: Un proceso de reeducación y transformación de los privados y privadas de libertad del sistema penitenciario venezolano	Beneficiario	2.893	45.707	48.600	28.304.088			28.304.088
119.280	650025000	Garantizar la seguridad integral de los establecimientos penitenciarios para la implementación de las políticas de transformación social de los y las privadas de libertad	Beneficiario	2.770	43.230	46.000	33.253.519			33.253.519
119.327	650026000	Asistencia integral a los egresados y egresadas con beneficios del sistema penal venezolano	Atención Realizada			10.000	22.878.194			22.878.194
119.335	650027000	Plan de pacificación de los establecimientos penitenciarios y las unidades de atención a nivel nacional, "Plan Llegó Maita"	Beneficiario	5.000	5.000	10.000	10.132.905			10.132.905
119.315	650028000	Red comunal de apoyo a la revolución adolescente para la transformación del adolescente en conflicto con la ley penal.	Adolescente Atendido	5.000	5.000	10.000	629.386			629.386
119.325	650029000	Garantizar el funcionamiento y la ejecución de las políticas en los establecimientos penitenciarios para brindar adecuadas condiciones de reclusión a los privados y privadas de libertad	Beneficiario	2.917	44.261	47.178	768.730.923			768.730.923
119.532	650031000	Masificación de la escuela de comunicación popular penitenciaria en todas las regiones del país	Centro de Formación			20	730.430			730.430
	659999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			229.289.943	229.289.943			229.289.943
						TOTAL	1.250.169.510			1.250.169.510

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
650001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	101.557.739			101.557.739
650002000	Gestión administrativa	270.683.157			270.683.157
650003000	Previsión y protección social	24.491.617			24.491.617
	TOTAL	**396.732.513**			**396.732.513**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**1.236**	**1.635**		**2.871**	**54.776.510**	**51.129.366**	**105.905.876**
Altos Funcionarios y de Elección Popular	1			1	31.500		31.500
Alto Nivel y de Dirección		3		3	94.500		94.500
Directivo	3	10		13	378.000		378.000
Profesional y Técnico	1	2		3	63.000	73.184	136.184
Personal Administrativo	1.184	1.564		2.748	52.255.489	49.699.731	101.955.220
Obrero	47	56		103	1.954.021	1.356.451	3.310.472
Personal Fijo a Tiempo Parcial	**24**	**21**		**45**	**601.428**	**568.026**	**1.169.454**
Profesional y Técnico	15	11		26	395.510	369.829	765.339
Personal Administrativo	9	10		19	205.918	198.197	404.115
Personal Contratado	**2.541**	**2.711**		**5.252**	**120.989.297**		**120.989.297**
Profesional y Técnico	736	786		1.522	33.335.612		33.335.612
Personal Administrativo	1.805	1.925		3.730	87.653.685		87.653.685
TOTAL	**3.801**	**4.367**		**8.168**	**176.367.235**	**51.697.392**	**228.064.627**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**148**	**160**	**308**	**23.498.848**
Médicos	1	2	3	324.000
Obreros	13	20	33	4.125.422
Empleados	134	138	272	19.049.426
TOTAL	**148**	**160**	**308**	**23.498.848**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	688.712.430			688.712.430
4.02	Materiales, suministros y mercancías	353.173.640			353.173.640
4.03	Servicios no personales	192.191.709			192.191.709
4.04	Activos reales	68.825.396			68.825.396
4.06	Gastos de defensa y seguridad del estado	20.000.000			20.000.000
4.07	Transferencias y donaciones	323.998.848			323.998.848
	TOTAL	**1.646.902.023**			**1.646.902.023**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	300.000.000			300.000.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	119.053.995			119.053.995
4.07.01.03.00	Transferencias corrientes internas al sector público	119.053.995			119.053.995
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	119.053.995			119.053.995
	- A0003 Instituto Autónomo Caja de Trabajo Penitenciario	70.000.000			70.000.000
	- A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)	49.053.995			49.053.995
4.07.03.00.00	Transferencias y donaciones de capital internas	180.946.005			180.946.005
4.07.03.03.00	Transferencias de capital internas al sector público	180.946.005			180.946.005
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	180.946.005			180.946.005
	- A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)	180.946.005			180.946.005

PROYECTO: COD. N.E: 119272 COD. PPTO: 650022000 Atención integral al adolescente que incurre en la comisión de hechos punibles

UNIDAD DE MEDIDA: Adolescente Atendido

CANTIDAD: Fem.(4.000) Mas.(6.000) Total (10.000)

ASIGNACIÓN PRESUPUESTARIA: 154.683.301

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Brindar un Sistema Penitenciario capaz de asegurar la transformación social de las personas incursas en él, dirigido fundamentalmente a garantizar los medios que le permitan adquirir conciencia de clase, así como su conversión en sujetos capaces de participar en la construcción de la sociedad socialista, mediante un conjunto de politicas dirigidas y coordinadas por este Ministerio, en consonancia con el Proyecto Nacional Simón Bolivar .

OBJETIVOS ESPECÍFICOS: Promover el desarrollo de actitudes y habilidades de los y las adolescentes que se encuentran en el sistema de responsabilidad penal, a través del programa socioeducativo, para la reinserción a la familia y la sociedad.

RESULTADO: Atención de adolescentes con medidas cautelares, medidas socioeducativas y sancionados en el Sistema de Responsabilidad

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	107.770.857					107.770.857
4.02	Materiales, suministros y mercancías	31.418.810					31.418.810
4.03	Servicios no personales	13.217.394					13.217.394
4.04	Activos reales	2.276.240					2.276.240
	TOTAL	**154.683.301**					**154.683.301**

PROYECTO: COD. N.E: 119301 COD. PPTO: 650023000 Sistema de estadísticas penitenciarias del ministerio del poder popular para el servicio penitenciario .

UNIDAD DE MEDIDA: Informe Estadístico

CANTIDAD: Fem.(0) Mas.(0) Total (103)

ASIGNACIÓN PRESUPUESTARIA: 1.536.821

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Brindar un Sistema Penitenciario capaz de asegurar la transformación social de las personas incursas en él, dirigido fundamentalmente a garantizar los medios que le permitan adquirir conciencia de clase, así como su conversión en sujetos capaces de participar en la construcción de la sociedad socialista, mediante un conjunto de políticas dirigidas y coordinadas por este Ministerio, en consonancia con el Proyecto Nacional Simón Bolivar.

OBJETIVOS ESPECÍFICOS: Obtener el marco de información necesario que permita disponer de cifras y datos oportunos, confiables sobre la situación y condiciones de los establecimientos penitenciarios y centros de formación, así como las condiciones de los privados de libertad y sus familiares durante su estancia en los precitados recintos y su desenvolvimiento en la sociedad, posterior a la condena.

RESULTADO: 103 Informes mensuales, trimestrales, semestrales y el Anuario de Estadisticas Penitenciarias del MPPSP

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	522.968					522.968
4.02	Materiales, suministros y mercancías	185.034					185.034
4.03	Servicios no personales	611.819					611.819
4.04	Activos reales	217.000					217.000
	TOTAL	**1.536.821**					**1.536.821**

PROYECTO: COD. N.E: 119361 COD. PPTO: 650024000 Atención integral: Un proceso de reeducación y transformación de los privados y privadas de libertad del sistema penitenciario venezolano

UNIDAD DE MEDIDA: Beneficiario

CANTIDAD: Fem.(2.893) Mas.(45.707) Total (48.600)

ASIGNACIÓN PRESUPUESTARIA: 28.304.088

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Brindar un Sistema Penitenciario capaz de asegurar las transformación social de las personas incursas en él, dirigido fundamentalmente a garantizar los medios que le permitan adquirir conciencia de clase, así como su conversión en sujetos capaces de participar en la construcción de la sociedad socialista, mediante un conjunto de politicas dirigidas y coordinadas por este Ministerio, en consonancia con el Proyecto Nacional Simón Bolívar.

OBJETIVOS ESPECÍFICOS: Atender de manera integral a las privadas y privados de libertad del sistema penitenciario venezolano

RESULTADO: Privadas y privados de libertad atendidos de forma integral

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	8.962.391					8.962.391
4.02	Materiales, suministros y mercancías	13.852.669					13.852.669
4.03	Servicios no personales	3.717.678					3.717.678
4.04	Activos reales	1.771.350					1.771.350
	TOTAL	**28.304.088**					**28.304.088**

PROYECTO: COD. N.E: 119280 COD. PPTO: 650025000 Garantizar la seguridad integral de los establecimientos penitenciarios para la implementación de las políticas de transformación social de los y las privadas de libertad

UNIDAD DE MEDIDA: Beneficiario

CANTIDAD: Fem.(2.770) Mas.(43.230) Total(46.000)

ASIGNACIÓN PRESUPUESTARIA: 33.253.519

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Brindar un Sistema Penitenciario capaz de asegurar la transformación social de las personas incursas en él , dirigido fundamentalmente a garantizar los medios que le permitan adquirir conciencia de clase , así como su conversión en sujetos capaces de participar en la construcción de la sociedad socialista, mediante un conjunto de políticas dirigidas y coordinadas por este Ministerio, en consonancia con el Proyecto Nacional Simón Bolívar.

OBJETIVOS ESPECÍFICOS: Garantizar la seguridad integral dentro de los establecimientos penitenciarios.

RESULTADO: Dotar a los establecimientos de mecanismos y dispositivos de seguridad, con personal altamente calificado y preparado física, psicológica, ideológica, ética y profesional para ejercer las funciones , mantener el régimen penitenciario respetando los derechos humanos de los privados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	7.902.586					7.902.586
4.02	Materiales, suministros y mercancías	9.498.798					9.498.798
4.03	Servicios no personales	3.674.135					3.674.135
4.04	Activos reales	12.178.000					12.178.000
	TOTAL	**33.253.519**					**33.253.519**

PROYECTO: COD. N.E: 119327 COD. PPTO: 650026000 Asistencia integral a los egresados y egresadas con beneficios del sistema penal venezolano

UNIDAD DE MEDIDA: Atención Realizada

CANTIDAD: Fem.(0) Mas.(0) Total (10.000)

ASIGNACIÓN PRESUPUESTARIA: 22.878.194

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Brindar un Sistema Penitenciario capaz de asegurar la transformación social de las personas incursas en él , dirigido fundamentalmente a garantizar los medios que le permitan adquirir conciencia de clase , así como su conversión en sujetos capaces de participar en la construcción de la sociedad socialista, mediante un conjunto de políticas dirigidas y coordinadas por este Ministerio, en consonancia con el Proyecto Nacional Simón Bolívar.

OBJETIVOS ESPECÍFICOS: Garantizar el proceso de transformación social-integral de los ex privados y ex privadas existente que egresan del Sistema Penitenciario Venezolano en las áreas, de Inserción Laboral, Inserción Socio-productiva, e implementación de un plan de Acompañamiento y Seguimiento de todos los procesos.

RESULTADO: Asistencia Integral a los Egresados y Egresadas con Beneficios del Sistema Penal Venezolano

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.771.988					2.771.988
4.02	Materiales, suministros y mercancías	13.503.440					13.503.440
4.03	Servicios no personales	4.873.151					4.873.151
4.04	Activos reales	1.729.615					1.729.615
	TOTAL	**22.878.194**					**22.878.194**

PROYECTO: COD. N.E: 119335 COD. PPTO: 650027000 Plan de pacificación de los establecimientos penitenciarios y las unidades de atención a nivel nacional, "Plan Llegó Maita"

UNIDAD DE MEDIDA: Beneficiario

CANTIDAD: Fem.(5.000) Mas.(5.000) Total(10.000)

ASIGNACIÓN PRESUPUESTARIA: 10.132.905

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Brindar un Sistema Penitenciario capaz de asegurar la transformación social de las personas incursas en él, dirigido fundamentalmente a garantizar los medios que le permitan adquirir conciencia de clase, así como su conversión en sujetos capaces de participar en la construcción de la sociedad socialista, mediante un conjunto de políticas dirigidas y coordinadas por este Ministerio, en consonancia con el Proyecto Nacional Simón Bolivar.

OBJETIVOS ESPECÍFICOS: Establecer mediante la atención a las madres de las y los privados de libertad acciones encaminadas a lograr la pacificación de las entidades de atención y los establecimientos penitenciarios.

RESULTADO: Lograr la pacificación en los establecimientos penitenciarios y en las unidades de atención

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	132.904					132.904
4.02	Materiales, suministros y mercancías	2.740.000					2.740.000
4.03	Servicios no personales	6.912.000					6.912.000
4.04	Activos reales	348.001					348.001
	TOTAL	**10.132.905**					**10.132.905**

PROYECTO: COD. N.E: 119315 COD. PPTO: 650028000 Red comunal de apoyo a la revolución adolescente para la transformación del adolescente en conflicto con la ley penal.

UNIDAD DE MEDIDA: Adolescente Atendido

CANTIDAD: Fem.(5.000) Mas.(5.000) Total (10.000)

ASIGNACIÓN PRESUPUESTARIA: 629.386

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Brindar un sistema Penitenciario capaz de asegurar la transformación social de las personas incursas en él, dirigido fundamentalmente a garantizar los medios que le permitan adquirir conciencia de clase, asi como su conversión en sujetos capaces de participar en la construcción de la sociedad socialista, mediante un conjunto de políticas dirigidas y coordinadas por este Ministerio, en consonancia con el Proyecto Simón Bolivar.

OBJETIVOS ESPECÍFICOS: Incorporar a los Consejos Comunales, Familias e Instituciones en la Red Comunal de Apoyo al Adolescente en Conflicto con la Ley Penal para la aplicación del articulo 620 de LOPNNA

RESULTADO: Incorporación de 500 Consejos Comunales, Familias, Organizaciones Sociales Públicas y Privadas a través de una Red Comunal de Apoyo al Adolescente en Conflicto con la Ley Penal en el desarrollo de los programas socio educativos y la medida no privativa de libertad servicio a la comunidad establecida en la LOPNNA en el artículo 620.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	129.386					129.386
4.02	Materiales, suministros y mercancías	294.574					294.574
4.03	Servicios no personales	205.426					205.426
	TOTAL	629.386					629.386

PROYECTO: COD. N.E: 119325 COD. PPTO: 650029000 Garantizar el funcionamiento y la ejecución de las políticas en los establecimientos penitenciarios para brindar adecuadas condiciones de reclusión a los privados y privadas de libertad

UNIDAD DE MEDIDA: Beneficiario

CANTIDAD: Fem.(2.917) Mas.(44.261) Total (47.178)

ASIGNACIÓN PRESUPUESTARIA: 768.730.923

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Brindar un Sistema Penitenciario capaz de asegurar la transformación social de las personas incursas en él, dirigido fundamentalmente a garantizar los medios que le permitan adquirir conciencia de clase, así como su conversión en sujetos capaces de participar en la construcción de la sociedad socialista, mediante un conjunto de políticas dirigidas y coordinadas por este Ministerio, en consonancia con el Proyecto Nacional Simón Bolívar.

OBJETIVOS ESPECÍFICOS: Crear y desarrollar una instancia que permita ejercer el monitoreo y evaluación permanente sobre los principales aspectos operativos de cada uno de los establecimientos penitenciarios, para ejercer una función contralora sobre las políticas, directrices, programas y procesos, a fin de fortalecer y asegurar la eficiencia de la gestión penitenciaria.

RESULTADO: Funcionamiento adecuado de todos los establecimientos penitenciarios, de acuerdo a las políticas, programas, planes, procesos y convenios suscritos, lo cual nos permitirá sentar las bases para el diseño de un sistema de supervisión nacional permanente de los establecimientos penitenciarios

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	464.468.802					464.468.802
4.02	Materiales, suministros y mercancías	264.791.254					264.791.254
4.03	Servicios no personales	39.436.127					39.436.127
4.04	Activos reales	34.740					34.740
	TOTAL	**768.730.923**					**768.730.923**

PROYECTO:	COD. N.E: 119532 COD. PPTO: 650031000 Masificación de la escuela de comunicación popular penitenciaria en todas las regiones del país
UNIDAD DE MEDIDA:	Centro de Formación
CANTIDAD:	Fem.(0) Mas.(0) Total (20)
ASIGNACIÓN PRESUPUESTARIA:	730.430
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Brindar un Sistema Penitenciario capaz de asegurar la transformación social de las personas incursas en él, dirigido fundamentalmente a garantizar los medios que le permitan adquirir conciencia de clase, así como su conversión en sujetos capaces de participar en la construcción de la sociedad socialista, mediante un conjunto de politicas dirigidas y coordinadas por este Ministerio, en consonancia con el Proyecto Nacional Simón Bolívar.
OBJETIVOS ESPECÍFICOS:	Consolidar a nivel nacional, una Escuela vinculada a la politización y participación de la población privada de libertad, a través de herramientas comunicacionales e investigativas, donde, junto a los familiares, comunidades organizadas y colectivos revolucionarios, se visibilicen las contradicciones propias de un proceso revolucionario (en lo que atañe a la relación con el Estado, con la administración de justicia y la identidad y conciencia de clase) y se construyan roles y espacios de formación comunicacional y de protagonismo de la población privada de libertad en la construcción de una alternativa de Estado y Sociedad Socialista.
RESULTADO:	Espacios de formación política y comunicacional dentro de los establecimientos penitenciarios

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	225.813					225.813
4.02	Materiales, suministros y mercancías	25.704					25.704
4.03	Servicios no personales	145.513					145.513
4.04	Activos reales	333.400					333.400
	TOTAL	**730.430**					**730.430**

PROYECTO: COD. PPTO: 659999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolivar

CANTIDAD: Fem.(0) Mas.(0) Total(229.289.943)

ASIGNACIÓN PRESUPUESTARIA: 229.289.943

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Construir un Sector Público al servicio del ciudadano que conduzca a la transformación de la sociedad

OBJETIVOS ESPECÍFICOS: Apoyar la eficiencia administrativa de los entes adscritos al Ministerio del Poder Popular para el Servicio Penitenciario

RESULTADO: 229289943

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	229.289.943					229.289.943
	TOTAL	**229.289.943**					**229.289.943**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	229.289.943					229.289.943
4.07.01.00.00	Transferencias y donaciones corrientes internas	48.343.938					48.343.938
4.07.01.03.00	Transferencias corrientes internas al sector público	48.343.938					48.343.938
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	48.343.938					48.343.938
	- A0003 Instituto Autónomo Caja de Trabajo Penitenciario	48.343.938					48.343.938
4.07.03.00.00	Transferencias y donaciones de capital internas	180.946.005					180.946.005
4.07.03.03.00	Transferencias de capital internas al sector público	180.946.005					180.946.005
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	180.946.005					180.946.005
	- A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)	180.946.005					180.946.005

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	95.824.735					95.824.735
4.03	Servicios no personales	5.733.004					5.733.004
	TOTAL	101.557.739					101.557.739

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	16.863.357					16.863.357
4.03	Servicios no personales	112.672.693					112.672.693
4.04	Activos reales	49.937.050					49.937.050
4.06	Gastos de defensa y seguridad del estado	20.000.000					20.000.000
4.07	Transferencias y donaciones	71.210.057					71.210.057
	TOTAL	270.683.157					270.683.157

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	70.710.057					70.710.057
4.07.01.00.00	Transferencias y donaciones corrientes internas	70.710.057					70.710.057
4.07.01.03.00	Transferencias corrientes internas al sector público	70.710.057					70.710.057
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	70.710.057					70.710.057
	- A0003 Instituto Autónomo Caja de Trabajo Penitenciario	21.656.062					21.656.062
	- A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)	49.053.995					49.053.995

ACCIÓN CENTRALIZADA: Previsión y protección social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	992.769					992.769
4.07	Transferencias y donaciones	23.498.848					23.498.848
	TOTAL	**24.491.617**					**24.491.617**

Ministerio del Poder Popular para Transporte Acuático y Aéreo

MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Ministerio del Poder Popular para Transporte Acuático y Aéreo, nace mediante Decreto Presidencial Nº 8.559, publicado en Gaceta Oficial Nº 39.791, de fecha 02 de Noviembre de 2011, ante la disolución del Ministerio del Poder Popular para Transporte y Comunicaciones, teniendo como atribuciones el diseño, formulación, evaluación y aplicación de políticas, planes, estrategias, programas y proyectos en materia de circulación, tránsito y transporte acuático y aéreo.

Para el Ejercicio Fiscal 2013, el Ministerio se propone construir, ampliar, mejorar, fortalecer, rehabilitar, reparar, acondicionar, administrar, fomentar, afianzar, apuntalar y dotar la infraestructura aeroportuaria y portuaria nacional, todo ello con el objeto de garantizar un servicio de transporte eficiente y seguro, así como contribuir con el mejoramiento integral de la nación, para lo cual realizará las siguientes acciones:

- Profundizar la integración nacional y la equidad socio - territorial a través de Ejes de Desarrollo Integral: Norte Llanero, Apure – Orinoco, Occidental y Oriental, de los Polos de Desarrollo Socialista y de los Distritos Motores de Desarrollo, así como también, potenciar el Eje fluvial Apure – Orinoco a fin de establecer las relaciones y articulaciones necesarias entre los centros poblados emplazados a ambos márgenes del río, aprovechando las actividades petroleras, agrícolas, pesqueras, turísticas y potenciando el flujo e intercambio entre los centros poblados.

- Acelerar el desarrollo de un sistema que permita la navegación de los Ríos Orinoco y Apure sin depredar el medio ambiente, para lo cual se prevé como objetivo principal la estructuración de un eje de desarrollo en el área de influencia inmediata de los ríos antes señalados, a través de la identificación, promoción y ordenamiento de una serie de actividades productivas y sociales, capaces de generar un importante proceso de ocupación territorial e intercambios económicos de bienes y servicios; en función de la importancia, diversidad y magnitud de los estudios y obras llevadas a cabo sitúan al eje Orinoco-Apure como una gran obra nacional, con un alto componente estratégico y geopolítico que persigue una ocupación más racional del territorio venezolano y mejor aprovechamiento de sus recursos.

- Promover el desarrollo de un plan para la construcción de puertos a lo largo de las costas venezolanas, en virtud de lo cual se ha firmado una serie de acuerdos orientados a promover la modernización de los terminales marítimos, emprendiéndose así un plan de modernización de los terminales portuarios, que en 2009 pasaron nuevamente al control del Gobierno central, pues anteriormente dependían de las gobernaciones.

Por otro lado, se mantiene el objetivo general de diseñar, desarrollar e implementar una estructura organizativa altamente estratégica, con sentido orgánico en su actuación, orientada al cumplimiento de la misión y alcance de la visión del Ministerio, que permita a su vez la toma de decisiones rápidas, oportunas y eficientes. Es por ello, que en el marco de la política gubernamental, se persigue incrementar y fortalecer los niveles de integración efectiva con aquellos órganos con atribuciones en materia de expresión físico-territorial y de desarrollo urbano, a fin de formular, adoptar y realizar el seguimiento y evaluación de las políticas públicas y planes nacionales en materia de transporte acuático y aéreo, diseñados para contribuir con la consolidación de la infraestructura estratégica para el desarrollo del país.

Asimismo, se promoverá la integración de los sistemas de transporte y comunicaciones, para articular el territorio nacional mediante corredores multimodales de infraestructura con presencia de la acuática y la aérea, orientados a mejorar las condiciones de hábitat de los asentamientos humanos, ya sean pequeños, medianos o de gran escala, así como fortalecer las ciudades intermedias.

La visión, misión y objetivos estratégicos y específicos del Ministerio adicionalmente se acoplan con las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación, apuntalando los equilibrios social y territorial, en busca de la armonía en el desarrollo de centros urbanos, poblaciones rurales y asentamientos agrícolas, al mismo tiempo que se persigue la interrelación para la consolidación de la agroproducción, al desarrollar vías que posibiliten el transporte de productos agrícolas y pecuarios, influyendo así en el mejoramiento de las condiciones de vida y economía del campesinado, con lo cual se gravita hacia el equilibrio económico.

Dentro de las líneas de política nacional a seguir, el Ministerio del Poder Popular para Transporte Acuático y Aéreo, prevé activar el Consejo Aeronáutico Nacional, creado en la Ley de Aeronáutica Civil, como órgano consultivo, facultado para asesorar, coordinar y recomendar a la Administración Pública, la formulación de políticas tendentes a favorecer el desarrollo del sector aeronáutico, utilizando nuevas tecnologías y planes educativos, que permitan brindar un servicio de transporte aéreo nacional e internacional seguro y eficiente.

Aunado a ello, la estrategia a aplicar para la formulación de las políticas públicas y planes en materia de transporte acuático y aéreo, se fundamenta en la participación del personal profesional y técnico del Despacho y de los entes adscritos, quienes apoyados en asesorías, fortalecen los aspectos metodológicos involucrados en el proceso de planificación y técnico de los distintos modos de transporte. En este marco los objetivos planteados se establecen de la manera siguiente:

- Formular, elaborar, adoptar y evaluar las políticas y estrategias en materia de transporte, acorde a los lineamientos del Desarrollo Socio-Económico del país.
- Establecer los lineamientos estratégicos para la planificación de los distintos servicios del transporte acuático y aéreo en el ámbito nacional.
- Coordinar los estudios de pre-factibilidad y factibilidad técnico-financieros de transporte acuático y aéreo y servicios relacionados, que permitan su diseño, construcción, operación, reparación y mantenimiento por parte de los entes ejecutores, satisfaciendo la demanda actual y futura de movilidad de pasajeros y carga, que surgen como necesidad para atender a la población y que tengan como norte la seguridad y excelencia de las operaciones acuáticas y aéreas.
- Velar por la seguridad de la vida humana en el mar y luchar contra la contaminación ambiental ocasionada por las embarcaciones y por las situaciones adversas que se originan en materia de navegación, causadas por fallas en los equipos de las embarcaciones, de comunicaciones e imprevistos ambientales.
- Optimizar las técnicas en materia de Prevención e Investigación de accidentes e incidentes aeronáuticos en pro de crear confianza y seguridad a la comunidad aeronáutica y a la población en general, atendiendo y cerrando los casos en tiempo óptimo.
- Coordinar con los organismos con competencia en el sector, el desarrollo integral del sector acuático y aéreo, atendiendo a los lineamientos establecidos en el Plan Nacional de Infraestructura y los Planes de Desarrollo.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Fuente de Financiamiento Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	Presupuesto 2013
118.692	660021000	Optimización de las Técnicas de Prevención e Investigación de Accidentes Aeronáuticos.	Adiestramiento			5	1.350.541			1.350.541
118.342	660022000	Adquisición de Equipos Tecnológicos y Comunicacionales en el Ministerio.	Equipo			55	1.654.000			1.654.000
118.318	660023000	Implementación del Plan de Seguridad Institucional, Higiene y Ergonomía.	Sistema			1	648.700			648.700
118.293	660024000	Desarrollo del Sistema Estadístico en el Ministerio.	Sistema			1	422.000			422.000
118.467	660025000	Desarrollo de un Sistema Automatizado de Seguimiento y Control de los Proyectos, Planes, Programas, Obras y Servicios, para el Ministerio del Poder Popular para Transporte Acuático y Aéreo.	Sistema de Información			1	400.000			400.000
118.375	660026000	Adquisición y Reparación de Flota Automotriz en el Ministerio.	Vehículo			6	4.002.006			4.002.006
118.899	660027000	Desarrollo de un Plan de Prevención e Investigación de Accidentes Acuáticos a Nivel Nacional.	Adiestramiento			7	1.350.541			1.350.541
118.511	660028000	Activación e Impulso del Consejo Aeronáutico Nacional.	Política			1	950.400			950.400
118.727	660029000	Evaluación y Análisis de Construcción del Sector Aéreo.	Estudio			15	10.044.000			10.044.000
118.711	660030000	Evaluación y Diagnóstico del Sistema de Transporte Acuático en el Eje Orinoco-Apure y su Conexión en el Ámbito Nacional.	Informe			21	3.250.600			3.250.600
118.698	660031000	Evaluación y Análisis de Construcciones del Sector Acuático.	Estudio			15	3.003.000			3.003.000
	669999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados.	Bolívar			2.131.080.000		2.131.080.000		2.131.080.000
						TOTAL	27.075.788	2.131.080.000		2.158.155.788

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
660001000	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	515.510.093			515.510.093
660002000	Gestión Administrativa	239.796.983			239.796.983
660003000	Previsión y Protección Social	22.817.136			22.817.136
	TOTAL	**778.124.212**			**778.124.212**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**672**	**616**		**1.288**	**39.214.883**	**14.532.000**	**53.746.883**
Alto Nivel y de Dirección	11	6		17	1.943.579		1.943.579
Directivo	34	26		60	1.892.579		1.892.579
Profesional y Técnico	518	495		1.013	28.886.702	12.156.000	41.042.702
Personal Administrativo	45	45		90	2.566.439	1.080.000	3.646.439
Obrero	64	44		108	3.925.584	1.296.000	5.221.584
Personal Fijo a Tiempo Parcial	**22**	**22**		**44**	**3.754.500**	**3.250**	**3.757.750**
Profesional y Técnico	22	22		44	3.754.500	3.250	3.757.750
Personal Contratado	**99**	**94**		**193**	**7.534.800**		**7.534.800**
Profesional y Técnico	59	56		115	5.382.000		5.382.000
Obrero	40	38		78	2.152.800		2.152.800
TOTAL	**793**	**732**		**1.525**	**50.504.183**	**14.535.250**	**65.039.433**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**15**	**10**	**25**	**6.535.150**
Empleados	15	10	25	6.535.150
Jubilados	**23**	**34**	**57**	**16.281.986**
Empleados	23	34	57	16.281.986
TOTAL	**38**	**44**	**82**	**22.817.136**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de Personal	497.492.963			497.492.963
4.02	Materiales, Suministros y Mercancías	47.970.110			47.970.110
4.03	Servicios No Personales	86.215.919			86.215.919
4.04	Activos Reales	38.025.387			38.025.387
4.07	Transferencias y Donaciones	35.495.621	2.131.080.000		2.166.575.621
4.11	Disminución de Pasivos	100.000.000			100.000.000
	TOTAL	**805.200.000**	**2.131.080.000**		**2.936.280.000**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y Donaciones		2.131.080.000		2.131.080.000
4.07.03.00.00	Transferencias y Donaciones de Capital Internas		2.131.080.000		2.131.080.000
4.07.03.03.00	Transferencias de Capital Internas al Sector Público		2.131.080.000		2.131.080.000
4.07.03.03.05	Transferencias de Capital a Entes Descentralizados con Fines Empresariales No Petroleros		2.131.080.000		2.131.080.000
	- A1209 Consorcio Venezolano de Industrias Aeronáuticas y Servicios Aéreos, S.A. (CONVIASA)		2.131.080.000		2.131.080.000
	- Adquisición de Aeronaves Nuevas para Vuelos Locales y Regionales (EMBRAER ERJ-190)				

PROYECTO: COD. N.E: 118692 COD. PPTO: 660021000 Optimización de las Técnicas de Prevención e Investigación de Accidentes Aeronáuticos.

UNIDAD DE MEDIDA: Adiestramiento

CANTIDAD: Fem.(0) Mas.(0) Total(5)

ASIGNACIÓN PRESUPUESTARIA: 1.350.541

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional.

OBJETIVO ESTRATÉGICO: Afianzar la politica de prevención y seguridad acuática y aeronáutica del Gobierno Nacional, garantizando el alcance y la divulgación de la gestión.

OBJETIVOS ESPECÍFICOS: Adiestrar, capacitar y actualizar al personal que se desempeña en la Dirección General para la Prevención e Investigación de accidentes aeronáuticos.

RESULTADO: Personal actualizado en el manejo de prevención e investigación de accidentes.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	543.451					543.451
4.04	Activos Reales	807.090					807.090
	TOTAL	1.350.541					1.350.541

PROYECTO: COD. N.E: 118342 COD. PPTO: 660022000 Adquisición de Equipos Tecnológicos y Comunicacionales en el Ministerio.

UNIDAD DE MEDIDA: Equipo

CANTIDAD: Fem.(0) Mas.(0) Total(55)

ASIGNACIÓN PRESUPUESTARIA: 1.654.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria.

OBJETIVO ESTRATÉGICO: Fortalecer el funcionamiento de los sectores acuático y aeronáutico, a través de la modernización tecnológica y del mejoramiento de la calidad de la prestación del servicio.

OBJETIVOS ESPECÍFICOS: Dotar de equipos comunicacionales, de computación, impresión y reproducción, de tecnologia avanzada, para optimizar la prestación del servicio en las dependencias del MPPTAA.

RESULTADO: Equipos tecnológicos adquiridos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	354.000					354.000
4.04	Activos Reales	1.300.000					1.300.000
	TOTAL	**1.654.000**					**1.654.000**

PROYECTO: COD. N.E: 118318 COD. PPTO: 660023000 Implementación del Plan de Seguridad Institucional, Higiene y Ergonomía.

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 648.700

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria.

OBJETIVO ESTRATÉGICO: Afianzar la política de prevención y seguridad acuática y aeronáutica, del Gobierno Nacional, garantizando el alcance y la divulgación de la gestión.

OBJETIVOS ESPECÍFICOS: Desarrollar un sistema integral, que permita brindar protección y seguridad industrial a los trabajadores y usuarios del Ministerio.

RESULTADO: Sistema de seguridad operativo.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	346.294					346.294
4.04	Activos Reales	302.406					302.406
	TOTAL	**648.700**					**648.700**

PROYECTO: COD. N.E: 118293 COD. PPTO: 660024000 Desarrollo del Sistema Estadístico en el Ministerio.

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 422.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria.

OBJETIVO ESTRATÉGICO: Posicionar institucionalmente al Ministerio del Poder Popular para Transporte Acuático y Aéreo, con la finalidad de cumplir con la dirección, planificación, coordinación y control de las políticas de los sectores acuático y aéreo del Gobierno Nacional.

OBJETIVOS ESPECÍFICOS: Implementar un sistema estadístico, que integre el registro de datos de las actividades desarrolladas en los sectores Acuático y Aéreo.

RESULTADO: Sistema Integral Estadistico Operativo.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	222.000					222.000
4.04	Activos Reales	200.000					200.000
	TOTAL	**422.000**					**422.000**

PROYECTO: COD. N.E: 118467 COD. PPTO: 660025000 Desarrollo de un Sistema Automatizado de Seguimiento y Control de los Proyectos, Planes, Programas, Obras y Servicios, para el Ministerio del Poder Popular para Transporte Acuático y Aéreo.

UNIDAD DE MEDIDA: Sistema de Información

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 400.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria.

OBJETIVO ESTRATÉGICO: Fortalecer el funcionamiento de los sectores acuático y aeronáutico, a través de la modernización tecnológica y del mejoramiento de la calidad en la prestación del servicio.

OBJETIVOS ESPECÍFICOS: Sistematizar la información de las direcciones del nivel central y sus entes adscritos, en el sistema de seguimiento y control de los programas, proyectos, obras y servicios que ejecute el Ministerio.

RESULTADO: Mejorar los procesos de comunicación, de captura, de procesamiento, de análisis de información y de toma de decisiones vinculadas a la ejecución de las obras, estudios, programas y proyectos del sector acuático y aéreo, que promueve el Estado Venezolano, en un 70% en su primera fase.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	200.000					200.000
4.04	Activos Reales	200.000					200.000
	TOTAL	**400.000**					**400.000**

PROYECTO: COD. N.E: 118375 COD. PPTO: 660026000 Adquisición y Reparación de Flota Automotriz en el Ministerio.

UNIDAD DE MEDIDA: Vehículo

CANTIDAD: Fem.(0) Mas.(0) Total(6)

ASIGNACIÓN PRESUPUESTARIA: 4.002.006

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista.

OBJETIVO ESTRATÉGICO: Fortalecer el funcionamiento de los sectores acuático y aeronáutico, a través de la modernización tecnológica y del mejoramiento de la calidad en la prestación del servicio.

OBJETIVOS ESPECÍFICOS: Contar con un parque automotor en excelentes condiciones para brindar transporte seguro.

RESULTADO: Parque automotor operativo.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancias	400.000					400.000
4.03	Servicios No Personales	1.488.786					1.488.786
4.04	Activos Reales	2.113.220					2.113.220
	TOTAL	**4.002.006**					**4.002.006**

PROYECTO: COD. N.E: 118899 COD. PPTO: 660027000 Desarrollo de un Plan de Prevención e Investigación de Accidentes Acuáticos a Nivel Nacional.

UNIDAD DE MEDIDA: Adiestramiento

CANTIDAD: Fem.(0) Mas.(0) Total(7)

ASIGNACIÓN PRESUPUESTARIA: 1.350.541

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional.

OBJETIVO ESTRATÉGICO: Afianzar la política de prevención y seguridad acuática y aeronáutica del Gobierno Nacional, garantizando el alcance y la divulgación de la gestión.

OBJETIVOS ESPECÍFICOS: Adecuar, capacitar y dotar al personal que se desempeña en la Dirección General para la prevención e investigación de accidentes acuáticos.

RESULTADO: Navegación segura.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	543.451					543.451
4.04	Activos Reales	807.090					807.090
	TOTAL	**1.350.541**					**1.350.541**

PROYECTO: COD. N.E: 118511 COD. PPTO: 660028000 Activación e Impulso del Consejo Aeronáutico Nacional.

UNIDAD DE MEDIDA: Politica

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 950.400

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional.

OBJETIVO ESTRATÉGICO: Establecer un sistema integrador de las políticas de los sectores acuático y aeronáutico, con la finalidad de instaurar, proyectos y actividades destinadas a fortalecer y promover la imagen del Gobierno Nacional en el ámbito internacional.

OBJETIVOS ESPECÍFICOS: Concertar compromisos y esfuerzos con el sector aeronáutico nacional e internacional, para garantizar la ejecución estratégica y operacional de las actividades relacionadas con la prestación del servicio aéreo para el fortalecimiento y desarrollo de la aeronáutica nacional.

RESULTADO: Políticas públicas aeronáuticas formuladas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	650.400					650.400
4.04	Activos Reales	300.000					300.000
	TOTAL	**950.400**					**950.400**

PROYECTO: COD. N.E: 118727 COD. PPTO: 660029000 Evaluación y Análisis de Construcción del Sector Aéreo.

UNIDAD DE MEDIDA: Estudio

CANTIDAD: Fem.(0) Mas.(0) Total(15)

ASIGNACIÓN PRESUPUESTARIA: 10.044.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional.

OBJETIVO ESTRATÉGICO: Dirigir y evaluar los proyectos y actividades del Gobierno Nacional diseñadas para atender los sectores acuático y aéreo.

OBJETIVOS ESPECÍFICOS: Elaborar los estudios, proyectos, planes y obras a los fines de mantener en óptimas condiciones la infraestructura aérea.

RESULTADO: Estudios de proyectos de infraestructura aérea ejecutados.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	744.000					744.000
4.04	Activos Reales	9.300.000					9.300.000
	TOTAL	10.044.000					10.044.000

PROYECTO: COD. N.E: 118711 COD. PPTO: 660030000 Evaluación y Diagnóstico del Sistema de Transporte Acuático en el Eje Orinoco-Apure y su Conexión en el Ámbito Nacional.

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(21)

ASIGNACIÓN PRESUPUESTARIA: 3.250.600

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional.

OBJETIVO ESTRATÉGICO: Posicionar institucionalmente al Ministerio del Poder Popular para Transporte Acuático y Aéreo, con la finalidad de cumplir con la dirección, planificación, coordinación y control de las políticas de los sectores acuático y aéreo del Gobierno Nacional.

OBJETIVOS ESPECÍFICOS: Garantizar la ejecución de estudios y proyectos de la infraestructura acuática para optimizar las existentes e incrementar en el territorio a nivel Nacional, las que sean requeridas a los fines de satisfacer las necesidades de la población.

RESULTADO: El Proyecto generará los informes requeridos para garantizar la factibilidad de la rehabilitación de los puertos nacionales, así como la planificación de la ampliación, mejora y proyectos que requieran las demandas actuales y potenciales en cada uno de los ejes de desarrollo, a fin de mejorar la calidad de la población, dotación de los servicios básicos como el transporte de carga y pasajero, apertura de nuevas fuentes de empleo, para garantizar la equidad socio-territorial.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	450.600					450.600
4.04	Activos Reales	2.800.000					2.800.000
	TOTAL	3.250.600					3.250.600

PROYECTO: COD. N.E: 118698 COD. PPTO: 660031000 Evaluación y Análisis de Construcciones del Sector Acuático.

UNIDAD DE MEDIDA: Estudio

CANTIDAD: Fem.(0) Mas.(0) Total(15)

ASIGNACIÓN PRESUPUESTARIA: 3.003.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional.

OBJETIVO ESTRATÉGICO: Dirigir y evaluar los proyectos y actividades del Gobierno Nacional, diseñadas para atender los sectores acuático y aéreo.

OBJETIVOS ESPECÍFICOS: Elaborar los estudios, proyectos, planes y obras a los fines de mantener en óptimas condiciones la infraestructura aérea.

RESULTADO: Análisis de los proyectos de infraestructura acuática ejecutados.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	222.444					222.444
4.04	Activos Reales	2.780.556					2.780.556
	TOTAL	3.003.000					3.003.000

PROYECTO: COD. PPTO: 669999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados.

UNIDAD DE MEDIDA: Bolivar

CANTIDAD: Fem.(0) Mas.(0) Total (2.131.080.000)

ASIGNACIÓN PRESUPUESTARIA: 2.131.080.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista.

OBJETIVO ESTRATÉGICO: Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

OBJETIVOS ESPECÍFICOS: Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

RESULTADO: Bolívar.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y Donaciones		2.131.080.000				2.131.080.000
	- 001 Adquisición de Aeronaves Nuevas para Vuelos Locales y Regionales (EMBRAER ERJ-190)		2.131.080.000				2.131.080.000
	TOTAL		**2.131.080.000**				**2.131.080.000**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y Donaciones		2.131.080.000				2.131.080.000
4.07.03.00.00	Transferencias y Donaciones de Capital Internas		2.131.080.000				2.131.080.000
4.07.03.03.00	Transferencias de Capital Internas al Sector Público		2.131.080.000				2.131.080.000
4.07.03.03.05	Transferencias de Capital a Entes Descentralizados con Fines Empresariales No Petroleros		2.131.080.000				2.131.080.000
	- A1209 Consorcio Venezolano de Industrias Aeronáuticas y Servicios Aéreos, S.A. (CONVIASA)		2.131.080.000				2.131.080.000

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de Personal	497.492.963					497.492.963
4.03	Servicios No Personales	18.017.130					18.017.130
	TOTAL	**515.510.093**					**515.510.093**

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	47.570.110					47.570.110
4.03	Servicios No Personales	62.433.363					62.433.363
4.04	Activos Reales	17.115.025					17.115.025
4.07	Transferencias y Donaciones	12.678.485					12.678.485
4.11	Disminución de Pasivos	100.000.000					100.000.000
	TOTAL	**239.796.983**					**239.796.983**

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y Donaciones	22.817.136					22.817.136
	TOTAL	**22.817.136**					**22.817.136**

67

Ministerio del Poder Popular para Transporte Terrestre

MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Ministerio del Poder Popular para Transporte Terrestre fue creado, mediante el Decreto N° 8.559, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.791 del 02 de noviembre de 2011.

De acuerdo con el Artículo 4° del referido Decreto, son competencias del Ministerio del Poder Popular para Transporte Terrestre, las siguientes:

- Diseñar, formular y evaluar políticas, estrategias, planes y programas, regidos por principios y valores éticos, destinados a garantizar las actividades del Ejecutivo Nacional en materia de vialidad, transporte terrestre, comunicaciones, así como sus servicios conexos.

- Formular, desarrollar, evaluar y ejecutar las políticas públicas del Estado especialmente en materia de vialidad, trasporte terrestre, comunicaciones, así como con los órganos y entes competentes de la Administración Pública Central y Descentralizada, en materia de planificación nacional y territorial, la ordenación del territorio, del ambiente y comercio.

- Formular, evaluar y ejecutar políticas que permitan evaluar el sistema de Transporte Ferroviario Nacional y medios de transporte similares, en coordinación con los órganos y entes competentes de la Administración Central y Descentralizada, en materia de planificación nacional y territorial, la ordenación del territorio y el ambiente.

- Garantizar la construcción y mantenimiento de los planes y proyectos de infraestructura vial integradas con las de comunicaciones, en coordinación con órganos y entes competentes de la Administración Pública Central y Descentralizada, en materia de planificación nacional y territorial y la ordenación del territorio.

- Diseñar, planificar e instrumentar programas, planes y proyectos de obras de infraestructura vial, de equipamiento del territorio nacional y redes que conecten las distintas regiones y ciudades del país, en coordinación con los órganos y entes competentes en materia de planificación nacional y territorial, ambiente, ordenación del territorio, así como con los Estados y Municipios, cuando corresponda, a fin de asegurar su participación activa en la sociedad protagónica y socialista.

- Promover la construcción, adecuación, mantenimiento y dotación de obras y proyectos viales a nivel nacional, en coordinación con los órganos y entes competentes, las organizaciones sociales y comunidades organizadas y usuarios finales de la infraestructura y servicios de transporte aéreo y acuático cuando corresponda.

- Dictar, formular, supervisar y evaluar políticas en materia de transporte de pasajeros en general.

- Fijar tarifas y fletes sobre los servicios de vialidad, transporte terrestre, comunicaciones, así como sus servicios conexos, de conformidad con la normativa aplicable, en coordinación con el órgano competente en comercio.

- Promover el uso de sistemas de vialidad, transporte terrestre, comunicaciones, así como sus servicios conexos, de conformidad con el órgano competente en comercio.
- Promover el uso de sistemas y tecnologías de información en la prestación de servicios de transporte terrestre en coordinación con los órganos y entes competentes en la materia.
- Diseñar, formular, supervisar y controlar las actividades de sus entes adscritos.
- Garantizar la capacitación, formación y retención del talento humano del órgano; en especial el personal base encargado de brindar la atención adecuada en materia de vialidad, transporte terrestre, comunicaciones, así como sus servicios conexos.
- Las demás atribuciones que le confieran las leyes, reglamentos, resoluciones y otros actos normativos.

El cumplimiento de las citadas competencias alineadas con las Directrices Generales contempladas en el Plan Nacional de Desarrollo Económico y Social de la Nación 2007-2013. Se estiman ejecutar con una asignación presupuestaria fijada por el Ejecutivo Nacional para el Ejercicio Fiscal 2013, por la cantidad de Bs. 10.426.157.026, de los cuales Bs. 1.100.000.000 (10,55%) fueron aprobados por ingresos ordinarios y Bs. 9.326.157.026 (89,45%) a través de la Ley Especial de Endeudamiento Anual (LEEA).

Los recursos aprobados por ingresos ordinarios, se orientarán para cubrir parcialmente los gastos de funcionamiento del Ministerio y sus Entes Adscritos, fundamentalmente al pago de sueldos y salarios, pensiones y jubilaciones y gastos administrativos básicos.

La asignación por Ley Especial de Endeudamiento Anual (LEEA), está dirigida a cubrir la ejecución de proyectos de los entes adscritos. El desarrollo de estos proyectos, supone la ejecución de obras de gran importancia e impacto para el bienestar de la sociedad, motivo por el cual este Ministerio se ha propuesto hacer énfasis en la política del manejo de los recursos presupuestarios, con criterios de transparencia, racionalidad, eficiencia y eficacia, para contribuir con ello a la mayor suma de felicidad de la sociedad y al logro de los Objetivos Generales y Estratégicos previstos por el Ejecutivo Nacional.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2013
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
118.480	670020000	Atención al servicio de educación preescolar para los hijos de los trabajadores del MPPTT y sus entes adscritos	Niño Atendido	120	120	240	180.145			180.145
118.578	670021000	Reconstrucción, reparación y mantenimiento de maquinarias pesadas, automotoras y equipos	Maquinaria			54	50.000			50.000
118.555	670022000	Instalación y mantenimiento menor de puentes provisionales y permanentes en el territorio nacional	Metro			44	50.000			50.000
119.488	670023000	Apoyo a la gestión del ordenamiento territorial y ejecución de obras de vialidad y transporte	Trámite			204	1.250.000			1.250.000
	679999000	Aportes y transferencias para financiar los proyectos de los entes descentralizados	Bolívar			9.326.157.026		9.326.157.026		9.326.157.026
						TOTAL	**1.530.145**	**9.326.157.026**		**9.327.687.171**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
670001000	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	401.000.000			401.000.000
670002000	Gestión Administrativa	458.003.522			458.003.522
670003000	Previsión y Protección Social	238.155.687			238.155.687
670007000	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	1.310.646			1.310.646
	TOTAL	**1.098.469.855**			**1.098.469.855**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**2.619**	**3.393**		**6.012**	**157.368.929**	**65.195.283**	**222.564.212**
Altos Funcionarios y de Elección Popular		1		1	25.242		25.242
Alto Nivel y de Dirección	1	2		3	73.711		73.711
Directivo	110	126		236	5.798.576		5.798.576
Profesional y Técnico	740	649		1.389	39.721.164	27.342.941	67.064.105
Personal Administrativo	637	256		893	19.263.576	12.471.253	31.734.829
Personal Médico	10	3		13	304.224	23.229	327.453
Obrero	1.121	2.356		3.477	92.182.436	25.357.860	117.540.296
Personal Fijo a Tiempo Parcial	**23**	**32**		**55**	**640.533**	**127.179**	**767.712**
Profesional y Técnico	6	3		9	116.841	69.663	186.504
Personal Médico	17	29		46	523.692	57.516	581.208
Personal Contratado	**1.356**	**904**		**2.260**	**25.625.683**		**25.625.683**
Profesional y Técnico	914	609		1.523	19.219.263		19.219.263
Obrero	442	295		737	6.406.420		6.406.420
TOTAL	**3.998**	**4.329**		**8.327**	**183.635.145**	**65.322.462**	**248.957.607**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**3.175**	**3.050**	**6.225**	**97.863.072**
Obreros	1.100	1.002	2.102	18.877.612
Empleados	2.075	2.048	4.123	78.985.460
Jubilados	**5.659**	**10.103**	**15.762**	**140.292.615**
Obreros	1.696	5.261	6.957	57.874.153
Empleados	3.963	4.842	8.805	82.418.462
TOTAL	**8.834**	**13.153**	**21.987**	**238.155.687**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de Personal	401.000.000			401.000.000
4.02	Materiales, Suministros y Mercancías	6.058.866			6.058.866
4.03	Servicios No Personales	26.495.722			26.495.722
4.07	Transferencias y Donaciones	666.445.412	9.326.157.026		9.992.602.438
	TOTAL	**1.100.000.000**	**9.326.157.026**		**10.426.157.026**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y Donaciones	428.289.725	9.326.157.026		9.754.446.751
4.07.01.00.00	Transferencias y Donaciones Corrientes Internas	428.289.725			428.289.725
4.07.01.03.00	Transferencias Corrientes Internas al Sector Público	428.289.725			428.289.725
4.07.01.03.02	Transferencias Corrientes a Entes Descentralizados Sin Fines Empresariales	143.021.233			143.021.233
	- A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)	39.058.527			39.058.527
	- A0367 Fundación Laboratorio Nacional de Vialidad (FUNDALANAVIAL)	3.962.706			3.962.706
	- A0659 Instituto de Ferrocarriles del Estado (IFE)	100.000.000			100.000.000
4.07.01.03.07	Transferencias Corrientes a Entes Descentralizados Con Fines Empresariales No Petroleros	285.268.492			285.268.492
	- A0148 C.A. Metro de Maracaibo (METROMARA)	13.648.869			13.648.869
	- A0212 C.A. Metro de los Teques (METROTEQUES)	8.708.806			8.708.806
	- A0621 C.A. Metro de Caracas (CAMETRO)	200.000.000			200.000.000
	- A0651 C.A. Metro de Valencia (VALMETRO)	23.179.211			23.179.211
	- A1265 Sistema Integral de Transporte Superficial, S.A.	24.315.479			24.315.479
	- A1518 Sistema de Transporte Masivo de Barquisimeto (TRANSBAR, C.A.)	3.337.873			3.337.873
	- A1538 Trolebús Mérida, C.A. (TROMERCA)	12.078.254			12.078.254
4.07.03.00.00	Transferencias y Donaciones de Capital Internas		9.326.157.026		9.326.157.026
4.07.03.03.00	Transferencias de Capital Internas al Sector Público		9.326.157.026		9.326.157.026
4.07.03.03.02	Transferencias de Capital a Entes Descentralizados Sin Fines Empresariales		1.928.981.230		1.928.981.230
	- A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)		25.800.000		25.800.000
	- A0659 Instituto de Ferrocarriles del Estado (IFE)		1.903.181.230		1.903.181.230
4.07.03.03.05	Transferencias de Capital a Entes Descentralizados Con Fines Empresariales No Petroleros		7.397.175.796		7.397.175.796
	- A0212 C.A. Metro de los Teques (METROTEQUES)		4.043.416.247		4.043.416.247
	- A0621 C.A. Metro de Caracas (CAMETRO)		3.353.759.549		3.353.759.549

PROYECTO: COD. N.E: 118480 COD. PPTO: 670020000 Atención al Servicio de Educación Preescolar para los Hijos de los Trabajadores del MPPTT y sus Entes Adscritos

UNIDAD DE MEDIDA: Niño Atendido

CANTIDAD: Fem.(120) Mas.(120) Total(240)

ASIGNACIÓN PRESUPUESTARIA: 180.145

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Desarrollar como órgano rector las políticas públicas en materia de ordenamiento urbanístico, transporte y vialidad, con la finalidad de atender las necesidades de la población, en concordancia con los planes nacionales

OBJETIVOS ESPECÍFICOS: Otorgar a los hijos de los trabajadores del Ministerio y Entes Adscritos, el beneficio de la educación Inicial, a fin de garantizar su ingreso al subsistema de educación básica

RESULTADO: 240 niños y niñas hijos de los trabajadores beneficiados con el subsistema de educación Inicial

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancias	141.545					141.545
4.03	Servicios No Personales	38.600					38.600
	TOTAL	**180.145**					**180.145**

PROYECTO: COD. N.E: 118578 COD. PPTO: 670021000 Reconstrucción, Reparación y Mantenimiento de Maquinarias Pesadas, Automotoras y Equipos

UNIDAD DE MEDIDA: Maquinaria

CANTIDAD: Fem.(0) Mas.(0) Total(54)

ASIGNACIÓN PRESUPUESTARIA: 50.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Mediante la formulación, seguimiento, control, evaluación de las políticas públicas, estrategias, planes nacionales, sectoriales y regulaciones, en consulta con todos los subsectores involucrados, dotaremos y consolidaremos a mediano plazo, de una excelente red de infraestructura vial de transporte y servicios conexos al territorio nacional, a fin de contribuir a la mayor suma de bienestar y felicidad social de los habitantes de nuestra República Bolivariana de Venezuela

OBJETIVOS ESPECÍFICOS: Mantener operativas y en buen estado las maquinarias y equipos utilizados por este organismo a fin de dar la atención oportuna a las emergencias viales en el Territorio Nacional

RESULTADO: Maquinaria pesada, automotora y equipo reconstruida, reparada y mantenida

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	20.000					20.000
4.03	Servicios No Personales	30.000					30.000
	TOTAL	**50.000**					**50.000**

PROYECTO: COD. N.E: 118555 COD. PPTO: 670022000 Instalación y Mantenimiento Menor de Puentes Provisionales y Permanentes en el Territorio Nacional

UNIDAD DE MEDIDA: Metro

CANTIDAD: Fem.(0) Mas.(0) Total(44)

ASIGNACIÓN PRESUPUESTARIA: 50.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Mediante la formulación, seguimiento, control, evaluación de las políticas públicas, estrategias, planes nacionales, sectoriales y regulaciones, en consulta con todos los subsectores involucrados, dotaremos y consolidaremos, a mediano plazo, de una excelente red de infraestructura vial de transporte y servicios conexos al territorio nacional, a fin de contribuir a la mayor suma de bienestar y felicidad social de los habitantes de nuestra República Bolivariana de Venezuela

OBJETIVOS ESPECÍFICOS: Adquirir, instalar, mantener, reparar, montar y desmontar puentes de emergencia, a fin de mantener la transitabilidad en la red vial

RESULTADO: Puente instalado, mantenido, reparado, montado y desmontado.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancias	20.000					20.000
4.03	Servicios No Personales	30.000					30.000
	TOTAL	**50.000**					**50.000**

PROYECTO: COD. N.E: 119488 COD. PPTO: 670023000 Apoyo a la Gestión del Ordenamiento Territorial y Ejecución de Obras de Vialidad y Transporte

UNIDAD DE MEDIDA: Trámite

CANTIDAD: Fem.(0) Mas.(0) Total(204)

ASIGNACIÓN PRESUPUESTARIA: 1.250.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Mediante la formulación, seguimiento, control, evaluación de las políticas públicas, estrategias, planes nacionales, sectoriales y regulaciones, en consulta con todos los subsectores involucrados, dotaremos y consolidaremos a mediano plazo, de una excelente red de infraestructura vial de transporte y servicios conexos al territorio nacional, a fin de contribuir a la mayor suma de bienestar y felicidad social de los habitantes de nuestra República Bolivariana de Venezuela

OBJETIVOS ESPECÍFICOS: Apoyar al Ejecutivo Nacional en las Entidades Federales en la construcción y mantenimiento de obras de infraestructura vial, de equipamiento del territorio nacional y transporte que conecta las distintas regiones y ciudades del país, así como a los Estados en las distintas materias de su competencia

RESULTADO: Recursos para financiar la ejecución de actividades de las Direcciones Estadales del MPPTT a nivel nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	625.000					625.000
4.03	Servicios No Personales	625.000					625.000
	TOTAL	**1.250.000**					**1.250.000**

PROYECTO: COD. PPTO: 679999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA: Bolívar
CANTIDAD: Fem.(0) Mas.(0) Total(9.326.157.026)
ASIGNACIÓN PRESUPUESTARIA: 9.326.157.026
DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista
OBJETIVO ESTRATÉGICO: Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
OBJETIVOS ESPECÍFICOS: Apoyar presupuestariamente a los proyectos asignados a los Entes Descentralizados por el Ejecutivo Nacional
RESULTADO: Bolívar

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y Donaciones		9.326.157.026				9.326.157.026
	- 001 Adquisición de Material Rodante y Ampliación de los Patios de Estacionamientos de la Línea Caracas - Cúa		693.843.956				693.843.956
	- 002 Sistema Ferroviario Central "Ezequiel Zamora", Tramo Puerto Cabello - La Encrucijada		1.209.337.274				1.209.337.274
	- 003 Rehabilitación de la Línea I del Metro de Caracas		1.723.608.051				1.723.608.051
	- 004 Línea 5, Tramo Plaza Venezuela - Miranda II		606.299.998				606.299.998
	- 005 Línea 5, Tramo Miranda II - Warairarepano (Obras Civiles)		662.200.000				662.200.000
	- 006 Línea 5, Patios y Talleres (Obras Civiles)		172.000.000				172.000.000
	- 007 Extensión de la Rinconada - Zoológico de la Línea 3 (Obras Civiles)		189.651.500				189.651.500
	- 008 Línea 2. El Tambor - San Antonio de los Altos (Obras Civiles)		1.255.600.000				1.255.600.000
	- 009 Línea 3 San Antonio de los Altos - La Rinconada		783.258.713				783.258.713
	- 010 Construcción de la Estación Ayacucho y Patios y Talleres		150.500.000				150.500.000
	- 011 Línea 2, El Tambor - San Antonio de los Altos Sistema Metro Los Teques (Equipamiento)		1.854.057.534				1.854.057.534
	- 012 Programa de Emergencia en Respuesta a las Lluvias en la República Bolivariana de Venezuela		25.800.000				25.800.000
TOTAL			**9.326.157.026**				**9.326.157.026**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones		9.326.157.026				9.326.157.026
4.07.03.00.00	Transferencias y donaciones de capital internas		9.326.157.026				9.326.157.026
4.07.03.03.00	Transferencias de capital internas al sector público		9.326.157.026				9.326.157.026
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales		1.928.981.230				1.928.981.230
	- A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)		25.800.000				25.800.000
	Programa de Emergencia en Respuesta a las Lluvias en la República Bolivariana de Venezuela		25.800.000				25.800.000
	- A0659 Instituto de Ferrocarriles del Estado (IFE)		1.903.181.230				1.903.181.230
	Adquisición de Material Rodante y Ampliación de los Patios de Estacionamientos de la Línea Caracas - Cúa		693.843.956				693.843.956
	Sistema Ferroviario Central "Ezequiel Zamora", Tramo Puerto Cabello - La Encrucijada		1.209.337.274				1.209.337.274
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros		7.397.175.796				7.397.175.796
	- A0212 C.A. Metro de los Teques (METROTEQUES)		4.043.416.247				4.043.416.247
	Línea 2. El Tambor - San Antonio de los Altos (Obras Civiles)		1.255.600.000				1.255.600.000
	Línea 3 San Antonio de los Altos - La Rinconada		783.258.713				783.258.713
	Construcción de la Estación Ayacucho y Patios y Talleres		150.500.000				150.500.000
	Línea 2, El Tambor - San Antonio de los Altos Sistema Metro Los Teques (Equipamiento)		1.854.057.534				1.854.057.534

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0621 C.A. Metro de Caracas (CAMETRO)		3.353.759.549				3.353.759.549
	Rehabilitación de la Línea I del Metro de Caracas		1.723.608.051				1.723.608.051
	Línea 5, Tramo Plaza Venezuela - Miranda II		606.299.998				606.299.998
	Línea 5, Tramo Miranda II - Warairarepano (Obras Civiles)		662.200.000				662.200.000
	Línea 5, Patios y Talleres (Obras Civiles)		172.000.000				172.000.000
	Extensión de la Rinconada - Zoológico de la Línea 3 (Obras Civiles)		189.651.500				189.651.500

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de Personal	401.000.000					401.000.000
	TOTAL	**401.000.000**					**401.000.000**

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	4.351.661					4.351.661
4.03	Servicios No Personales	25.362.136					25.362.136
4.07	Transferencias y Donaciones	428.289.725					428.289.725
	TOTAL	**458.003.522**					**458.003.522**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y Donaciones	428.289.725					428.289.725
4.07.01.00.00	Transferencias y Donaciones Corrientes Internas	428.289.725					428.289.725
4.07.01.03.00	Transferencias Corrientes Internas al Sector Público	428.289.725					428.289.725
4.07.01.03.02	Transferencias Corrientes a Entes Descentralizados Sin Fines Empresariales	143.021.233					143.021.233
	- A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)	39.058.527					39.058.527
	- A0367 Fundación Laboratorio Nacional de Vialidad (FUNDALANAVIAL)	3.962.706					3.962.706
	- A0659 Instituto de Ferrocarriles del Estado (IFE)	100.000.000					100.000.000
4.07.01.03.07	Transferencias Corrientes a Entes Descentralizados Con Fines Empresariales no Petroleros	285.268.492					285.268.492
	- A0148 C.A. Metro de Maracaibo (METROMARA)	13.648.869					13.648.869
	- A0212 C.A. Metro de los Teques (METROTEQUES)	8.708.806					8.708.806
	- A0621 C.A. Metro de Caracas (CAMETRO)	200.000.000					200.000.000
	- A0651 C.A. Metro de Valencia (VALMETRO)	23.179.211					23.179.211
	- A1265 Sistema Integral de Transporte Superficial, S.A.	24.315.479					24.315.479
	- A1518 Sistema de Transporte Masivo de Barquisimeto (TRANSBAR, C.A.)	3.337.873					3.337.873
	- A1538 Trolebús Mérida, C.A. (TROMERCA)	12.078.254					12.078.254

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y Donaciones	238.155.687					238.155.687
	TOTAL	**238.155.687**					**238.155.687**

ACCIÓN CENTRALIZADA: Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	900.660					900.660
4.03	Servicios No Personales	409.986					409.986
	TOTAL	**1.310.646**					**1.310.646**

68

Ministerio del Poder Popular de Industrias

MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Ministerio del Poder Popular de Industrias, nace por Decreto Presidencial N° 8.609 de fecha 22/11/2011, publicado en la Gaceta Oficial N° 6.058 Extraordinario del 26/11/2011, producto de la supresión del Ministerio del Poder Popular de Industrias Básicas y Minería, el cual tenía como competencias la formulación, ejecución y control de las políticas, estrategias y planes en materia de industrias básicas, mineras y forestales, orientadas a desarrollar y consolidar el nuevo modelo de sistema empresarial de producción socialista en los sectores hierro-acero, aluminio, forestal y minero.

En este orden de ideas, el Ejecutivo Nacional con la finalidad de optimizar su eficiencia y consolidar el nuevo modelo productivo socialista basado en el proceso de transformación de la economía rentista e importadora y transformarla en una economía productiva y diversificada potenciando la capacidad interna de producción de bienes y servicios, crea el nuevo Ministerio de Industrias al cual le corresponderá supervisar toda la materia de industrias básicas y ligeras, pequeñas y medianas con la finalidad de promover la gestión de ellas, reimpulsando la industrialización del país y buscar más eficiencia en el desarrollo, tanto aguas arriba como aguas abajo.

Para el ejercicio económico 2013, el Ministerio del Poder Popular de Industrias (MPPI) ha definido objetivos estratégicos, estrategias, políticas y proyectos formulados en el marco de las grandes líneas generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013; dirigidos a impulsar la economía productiva y el desarrollo social del país, mediante el efectivo análisis y priorización de las importaciones, el estímulo a la sustitución de importaciones y el reimpulso del aparato productivo, focalizando su accionar en el modelo de desarrollo de país que actualmente se construye, el cual privilegia la inclusión social, la superación de la pobreza y la satisfacción de las necesidades del pueblo.

Las orientaciones estratégicas se centran en la consolidación de un modelo socio-productivo que busca:

- Desarrollar y organizar las relaciones productivas del sector industrial.
- Implementar y dar soporte a la nueva dinámica productiva en el sector industrial.
- Desarrollar el sistema de comercialización, distribución y logística de bienes intermedios para el sector industrial nacional.
- Desarrollar y promover las redes productivas en el sector industrial.
- Promover la coordinación de las unidades productivas del sector industrial.
- Promover y desarrollar los parques industriales a lo largo y ancho del territorio nacional.
- Fortalecer el seguimiento y regulación para el desarrollo del sector industrial.
- Promover mecanismos de incentivos para el sector público industrial.

En cumplimiento de la política de Estado que procura la racionalización del gasto público, la política presupuestaria del Ministerio del Poder Popular de Industrias, se orientará a la aplicación de estrictos criterios de racionalización en el uso y manejo de los recursos públicos asignados. En este sentido, para el año 2013 se asignaron recursos al Despacho de Industrias por el orden de Bs. 4.856.691.755, donde Bs. 1.200.000.000, se destinarán a la consecución de los objetivos y metas del Ministerio en materia de desarrollo y promoción de los modelos de gestión de la industria nacional, para lo cual ejecutará once (11) proyectos destinados a la formulación de políticas, estrategias, planes y acciones relacionadas con el desarrollo y consolidación de un nuevo modelo productivo en las industrias básicas y ligeras del país, así como para apoyar la gestión operativa, funcional y la consolidación del Despacho como ente rector en esta materia.

De igual forma, el Ministerio del Poder Popular de Industrias destinará recursos para la formación y asistencia técnica a la pequeña y mediana industria y las unidades de producción social, la modernización del sistema de trámites para la regulación de importaciones (Sintram Reptram), así como también el fortalecimiento de la gestión productiva de las industrias básicas.

En este orden de ideas, se han asignado recursos por Bs. 3.656.691.755 a través de la Ley Especial de Endeudamiento (LEE) para el proyecto "Diseño, Construcción y Operación de un Complejo Siderúrgico", el cual se orienta a consolidar una planta siderúrgica con una capacidad instalada de 1.550 MMTm anuales de acero líquido, que permitirá producir en el país los bienes primarios e intermedios necesarios para satisfacer la demanda generada por los planes de desarrollo nacional en la industria petrolera, naval, de la construcción y automotriz y será ejecutado por la Empresa de Producción Social Siderúrgica Nacional, C.A.

Es importante destacar, que en la actualidad Venezuela mantiene una relación de dependencia de productos terminados de aceros especiales de 430 mil toneladas anuales, que se requieren de manera inmediata para satisfacer las demandas de productos como bobinas en caliente, chapas gruesas y planchones necesarios para afianzar la industria naval, ferroviaria, automotriz, gasífera, tanto para los proyectos del Estado como para la inversión privada; por lo cual, la ejecución de este proyecto siderúrgico es una prioridad para el Ejecutivo Nacional.

Para el año 2013, el Despacho de Industria continuará brindando apoyo y soporte financiero a sus órganos y entes adscritos; con la finalidad de alcanzar el desarrollo sustentable de la industria del país, destacando entre ellas: la Corporación Venezolana de Guayana (CVG), Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (Ciepe), el Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (Inapymi), el Fondo Venezolano de Reconversión Industrial y Tecnológica (Fondoin), la empresa Promotora de Empresas Socialistas, Proesca C.A., CVG Productos Forestales de Oriente, C.A. (CVG-Proforca), Industria Venezolana Endógena de Válvulas, S.A. (Inveval), Corporación de Industrias Intermedias de Venezuela, S.A. (Corpivensa), Química Biotecnología al Servicio Social (Quimbiotec, C.A) y la Corporación Socialista del Cemento, S.A.

CORPORACIÓN VENEZOLANA DE GUAYANA (CVG)

La Corporación Venezolana de Guayana (CVG), adscrita al Ministerio del Poder Popular de Industrias (MPPI), creada mediante Decreto N° 430, de fecha 29 de diciembre de 1960, está orientada a cumplir con su rol planificador y promotor de un modelo de desarrollo integral, humanista y sustentable en coordinación con otras instituciones, a los fines de impulsar el nuevo modelo socio-productivo del país.

Con esta visión y en el marco de los lineamientos dictados por el Ejecutivo Nacional, la CVG, se ha convertido en la agencia de desarrollo regional, cuya responsabilidad se fundamenta en la promoción de inversiones; la planificación concertada del desarrollo y la coordinación interinstitucional de los agentes

del territorio, este último, como elemento clave y necesario para la atracción de inversiones que le den coherencia a los esfuerzos que desde la región, acometen los distintos agentes territoriales, garantizando de esta manera, gobernabilidad mediante instrumentos de gestión compartida y facilitando los procesos para la realización de proyectos y programas que dinamicen el desarrollo de la Región Guayana.

Las acciones a realizar, así como los recursos asignados a la Corporación Venezolana de Guayana en el ejercicio presupuestario 2013, se orientarán a la ejecución de los Proyectos siguientes:

- Producción de agua potable y saneamiento de aguas servidas
- Construcción de viviendas en la Zona de Desarrollo de Guayana
- Construcción, ampliación, reparaciones y mejoras de obras de edificaciones públicas en la Zona de Desarrollo de Guayana
- Rehabilitación del sistema de protección de inundaciones del Delta del Orinoco
- Elaboración y Ejecución de un programa de desarrollo socioproductivo para las comunidades en los espacios funcionales de la Zona de Desarrollo de Guayana
- Diseño y construcción de una planta para el manejo integral de los desechos industriales almacenados
- Desarrollo de la piscicultura en la Zona de Desarrollo de Guayana
- Desarrollo forestal en áreas de influencia de la Zona de Desarrollo de Guayana
- Prospección, evaluación y supervisión de proyectos mineros bajo la administración de CVG
- Elaboración de Estudios de Factibilidad para la instalación y arranque de cinco plantas procesadoras de alimentos balanceados para animales
- Desarrollo del Centro de Producción e Investigación Agrícola "Hato Gil"
- Diseño y ejecución de un Programa de Formación Familiar en Valores Humanos, dirigido a los núcleos familiares de las comunidades ubicadas en el estado Bolívar de la Zona de Desarrollo de Guayana

La Corporación para el año 2013 recibirá como fuente de financiamiento, una transferencia proveniente del Ministerio de Industrias por Bs. 391.631.591 recursos destinados a financiar sus gastos de funcionamiento, así como la ejecución de sus proyectos.

FUNDACIÓN CENTRO DE INVESTIGACIONES DEL ESTADO PARA LA PRODUCCIÓN EXPERIMENTAL AGROINDUSTRIAL (Ciepe)

La Fundación tiene como misión, innovar y desarrollar soluciones tecnológicas para las necesidades de los diferentes actores del sistema agroproductivo con el fin de fortalecer la seguridad alimentaria a través de la investigación, así como también el fortalecimiento y consolidación del sistema de gestión, que permita brindar servicios de calidad para satisfacer las necesidades del sector agrícola, a través de la investigación, acompañamiento, servicios analíticos y formación de talento humano, basados en normas nacionales e internacionales, en la gestión eficiente de los recursos y en un marco de mejoramiento continuo.

Para el año 2013, la Fundación contará con una fuente de financiamiento que le permitirá garantizar su operatividad además de ejecutar sus proyectos por el orden de Bs. 4.999.900, por transferencia proveniente del Despacho de Industrias y Bs. 16.629.606 del Ministerio de Ciencia, Tecnología e Innovación.

INSTITUTO NACIONAL DE DESARROLLO PARA LA PEQUEÑA Y MEDIANA INDUSTRIA (Inapymi)

El Instituto Nacional de Desarrollo de la Pequeña y Mediana Industria (Inapymi) fue creado por Ley Habilitante, mediante Decreto 1.547 del 09/11/2001 con fuerza de Ley para la Promoción y Desarrollo de la Pequeña y Mediana Industria, publicado en la Gaceta Oficial N° 5.552 Extraordinaria, de fecha 12 de Noviembre de 2001.

En el marco del proceso para el fortalecimiento de la democracia socio económica y percibiendo la Pequeña y Mediana Industria (PYMI) como uno de los sectores de mayor impacto en la generación de empleos y de inversiones y, sobre todo garante de la diversificación de las actividades productivas del país, el 12 de Noviembre de 2001, el Presidente de República Bolivariana de Venezuela, Hugo Rafael Chávez Frías, a través del Decreto Nº 1.547, creó el Instituto Nacional de Desarrollo de la Pequeña Industria (Inapymi)

De acuerdo a la Ley para la Promoción y Desarrollo de la Pequeña y Mediana Industria, en su artículo 31, el Instituto tiene como objetivo ejecutar las políticas de fomento, recuperación, promoción y desarrollo que en materia de la pequeña y mediana industria dicte el Ejecutivo Nacional, a través del Ministerio de adscripción, para lo cual para el año 2013 ejecutará dos (2) grandes proyectos, a saber:

- Fortalecimiento de las Pequeñas y Medianas Industrias y Unidades de Propiedad Social para el Desarrollo de la Soberanía Económica dentro del Nuevo Modelo Productivo Socialista a través del cual se dará financiamiento oportuno a Pequeñas y Medianas Industrias y Unidades de Propiedad Social, mediante la aprobación de 200 créditos nuevos, se prestará asistencia técnica integral y se desarrollaran Centros de Distribución y Comercialización para las Pequeñas y Medianas Industrias y Unidades de Propiedad Social, para garantizar el éxito en la conformación de las cadenas productivas, la inversión requerida para el desarrollo de este proyecto asciende a la cantidad de Bs. 458.329.682.

- Rehabilitación y Mantenimiento de la Plataforma Industrial del Instituto para el Desarrollo de Actividades Enmarcadas dentro de la Economía Socio-productiva, este proyecto se orienta, por una parte, a rehabilitar y fortalecer la plataforma industrial para la consolidación de las Pequeñas y Medianas Industrias y Unidades de Propiedad Social a fin de generar una infraestructura adecuada que permita la instalación de nuevas tecnologías y maximicen la producción de los bienes; y por otra, diseñar y desarrollar manuales para el aprendizaje y la transformación continua de conocimiento especializado. Este proyecto estima una inversión total de Bs. 50.909.476.

Para el ejercicio fiscal 2013, el presupuesto de ingresos y gastos del ente asciende a Bs. 706.067.267, destinándose a Proyectos la cantidad de Bs. 509.239.158 y a las Acciones Centralizadas Bs. 196.828.109, siendo financiado con recursos propios por un monto de Bs. 570.168.288 y con transferencias del Ministerio del Poder Popular de Industrias por Bs. 135.898.979.

FONDO VENEZOLANO DE RECONVERSIÓN INDUSTRIAL Y TECNOLÓGICA (Fondoin)

Es una fundación pública sin fines de lucro, encargada de promover y garantizar la aplicación de los convenios internacionales firmados por el Estado venezolano relativos al control de las sustancias agotadoras de la capa de ozono (Convenio de Viena y Protocolo de Montreal y sus Enmiendas).

El Fondo de Reconversión Industrial fue creado en octubre de 1992, y es la primera y única institución de carácter técnico en Venezuela, especializada en el tema del uso, consumo, producción y manejo de sustancias que agotan la capa de ozono.

Para llevar adelante su misión, Fondoin trabaja en coordinación con los Ministerios de Industrias, Ambiente, Relaciones Exteriores y con diversos gremios industriales, además de contar con el apoyo de organismos de Cooperación Internacional tales como la Organización de Naciones Unidas para el Desarrollo Industrial (Onudi), el Programa de las Naciones Unidas para el Desarrollo (PNUD), el Banco Mundial y el Programa de las Naciones Unidas para el Medio Ambiente (Pnuma).

Fondoin está adscrito al Ministerio del Poder Popular de Industrias, recibe aportes del Fondo Multilateral para la aplicación del Protocolo de Montreal creado para cooperar con los países en desarrollo en el cumplimiento de sus compromisos internacionales para preservar la capa de ozono y eliminar el uso de las sustancias que la destruye.

A partir de un Plan de Ampliación de Capacidades Institucionales, el Fondo ha venido ejecutando desde el año 2003 un conjunto de proyectos asignados por el Ejecutivo Nacional para el desarrollo de la estrategia de Consolidación de un Nuevo Modelo Productivo, para lo cual concentra esfuerzos en las áreas de asistencia técnica integral, reconversión tecnológica y producción más limpia, los cuales complementan políticas públicas de desarrollo de la pequeña y mediana industria a nivel nacional.

En este sentido, y en aras de garantizar la misión del Fondo durante el ejercicio fiscal 2013 contará con un aporte del Ejecutivo Nacional por intermedio del Ministerio del poder Popular de Industrias de Bs. 2.344.653

PROMOTORA DE EMPRESAS SOCIALISTAS, PROESCA C.A.

La empresa Proesca, es una filial de Petroquímica de Venezuela, S.A. (Pequiven), creada en el año 2008, para impulsar, apoyar y desarrollar empresas socialistas para la transformación industrial de polímeros, fertilizantes y químicos, que incluyen proyectos comunitarios sostenibles en armonía con el ambiente y su entorno.

Proesca busca fortalecer el modelo socialista venezolano a través del desarrollo aguas abajo, para lo cual promueve la creación de nuevas fábricas de pañales, toallas sanitarias, sacos para cemento, cestas plásticas y envases para alimentos líquidos y sólidos para satisfacer parte de la demanda de la población.

Para el año 2013, la empresa contará con un aporte del Ejecutivo Nacional de Bs. 29.940.925 donde Bs. 17.565.754 corresponden a transferencias corrientes y Bs. 12.375.171 a transferencias de capital.

CVG PRODUCTOS FORESTALES DE ORIENTE, C.A. (CVG-Proforca)

Fue constituida en 1988 para promover el desarrollo de la industria forestal y de la madera en el oriente del país. Maneja una superficie plantada de pino caribe de más de 400 mil hectáreas, concentradas en un lote boscoso ubicado al sur de los estados Anzoátegui y Monagas, hoy en día, el bosque creado más grande del mundo.

Su misión es desarrollar plantaciones forestales de manera sustentable y competitiva, comercializar sus productos y promover su industrialización contando con el capital humano calificado para responder a las demandas del país, CVG Proforca se orienta hacia la calidad mundial, mejorando el nivel de vida de las comunidades aledañas y lograr la satisfacción de sus empleados, clientes, accionistas y proveedores.

A partir del año 2001, produce semillas de pino genéticamente mejoradas y adaptadas a nuestras condiciones de suelo y clima, que además de satisfacer la demanda interna, generará excedentes para la comercialización. Impulsa proyectos que utilicen pino caribe como materia prima, entre los que se cuentan la construcción de viviendas con componentes de madera.

A la empresa se le han asignado a través de transferencias corrientes del Ejecutivo Nacional, recursos por Bs. 19.715.386, destinados a cubrir sus gastos de funcionamiento y operatividad durante el año 2013, así como transferencias de capital por Bs. 29.573.079, recursos orientados a la consecución de sus proyectos.

INDUSTRIA VENEZOLANA ENDÓGENA DE VÁLVULAS, S.A. (Inveval)

Industria Venezolana Endógena de Válvulas, S.A. (Inveval); antigua Constructora Nacional de Válvulas (CVN) creada en 1970, es una empresa recuperada por el estado venezolano y esta encargada de la producción y comercialización de válvulas industriales.

En este sentido y en pro de garantizar el normal desempeño de sus funciones, para el año 2013 el Despacho de Industrias otorgará una transferencia corriente por el orden de Bs. 2.970.434.

CORPORACIÓN DE INDUSTRIAS INTERMEDIAS DE VENEZUELA, S.A. (Corpivensa)

Corporación adscrita al Ministerio del Poder Popular de Industrias, contribuye con la soberanía industrial y productiva del país bajo un concepto de economía socialista en el cual el desarrollo de las actividades industriales del Estado, funcionan para satisfacer las necesidades del pueblo y, a su vez, busca la independencia tecnológica que posicione las capacidades de los venezolanos y las venezolanas.

Bajo esta premisa, el nuevo aparato productivo al servicio de los venezolanos, promueve la construcción de fábricas socialistas en todo el territorio nacional, para dinamizar las cadenas productivas.

Actualmente, Corpivensa cuenta con fábricas instaladas, producto de la integración con naciones hermanas dispuestas a cooperar en materia económica, industrial y apropiación del conocimiento, esto último bajo los acuerdos de transferencia tecnológica establecidos en los diferentes convenios internacionales que garantizan a Venezuela una soberanía e independencia tecnológica.

En la actualidad, Corpivensa maneja convenios para ejecución de proyectos en materia económica e industrial con países como: Argentina, Brasil, China, Irán y Belarús, donde la transferencia tecnológica juega un papel fundamental.

A la Corporación de Industrias Intermedias de Venezuela, S.A. (Corpivensa), se le han asignado a través de transferencias tanto corrientes como de capital Bs. 163.770.889 y Bs. 54.813.194 respectivamente, provenientes del Despacho de Industrias.

QUÍMICA BIOTECNOLOGÍA AL SERVICIO SOCIAL (QUIMBIOTEC, C.A)

Quimbiotec, creada en el año 1988 con el objetivo de elaborar y comercializar derivados sanguíneos y otros productos químicos y biológicos de alta calidad y tecnología de punta. Es una empresa sin fines de lucro del Estado venezolano y pertenece al Instituto Venezolano de Investigaciones Científicas (IVIC).

Quimbiotec cuenta con una Planta Productora de Derivados Sanguíneos (PPDS), es la única planta de este tipo en el país, y una de las cinco de toda Latinoamérica, encontrándose entre las más modernas y grandes de la región. Se creó en respuesta a la iniciativa del Instituto Venezolano de Investigaciones Científicas (IVIC), del Ministerio de Salud y de los bancos de sangre nacionales, ante la demanda en el país de derivados plasmáticos para el tratamiento de diversas afecciones.

La Planta Productora de Derivados Sanguíneos, es considerada una prioridad nacional por la necesidad estratégica que tiene Venezuela de ser autosuficiente en la producción de hemoderivados, dado que su utilización permite tratamiento adecuado en situaciones de emergencia.

En este sentido, la empresa contará con recursos de capital por Bs. 6.000.000, provenientes de transferencias del Ministerio del Poder Popular de Industrias y que serán destinados a financiar la ejecución de sus proyectos para el año 2013.

CORPORACIÓN SOCIALISTA DEL CEMENTO, S.A.

Se autoriza su creación mediante Decreto N° 6.824 de fecha 21/07/2009, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.229 de fecha 28/07/2009. La Corporación tiene como objetivo principal la actividad industrial a través de la producción, venta y comercialización de cemento y sus derivados, así como la explotación de canteras y yacimientos de materiales destinados a la construcción.

Los recursos con los cuales la Corporación financiará en parte sus gastos operativos durante el ejercicio fiscal 2013, provienen de transferencias corrientes del Ejecutivo Nacional, asignadas a través del Ministerio del Poder Popular de Industrias por Bs. 4.795.881.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Unidad de Medida	Meta Cantidad Fem.	Meta Cantidad Masc.	Meta Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	Presupuesto 2013
119.217	680020000	Fortalecimiento y ampliación de la taquilla única de trámites para la producción de las unidades socio productivas	Trámite			131.250	9.460.998			9.460.998
119.220	680021000	Formación y asistencia técnica a las PYMIS y unidades de propiedad social directas e indirectas	Asistencia Técnica			400	3.690.255			3.690.255
119.182	680022000	Diseño y desarrollo del módulo de trámites del Sistema Integral de Gestión para la Industria y el Comercio (Sigesic)	Módulo de Tecnologia			1	276.743			276.743
119.178	680023000	Fortalecimiento a las Unidades Socioproductivas del sector industrial, adscritas al Ministerio	Unidad de Producción			37	2.470.265			2.470.265
119.179	680024000	Simulación del entramado productivo industrial venezolano	Sistema de Funcionamiento			15	4.115			4.115
119.226	680025000	Modernización del Sistema de Trámites para la Regulación de Importaciones (SINTRAM REPTRAM)	Trámite			9.873	411.491			411.491
119.177	680026000	Diseño e implementación de un modelo de gestión para el suministro de bienes de capital e insumos industriales	Documento			1	901.166			901.166
119.180	680027000	Consolidación de la plataforma tecnológica del Ministerio del Poder Popular de Industrias	Servicio			8.720	8.386.131			8.386.131
119.181	680028000	Constitución de redes productivas en parques industriales ubicados en el territorio nacional	Red de Unidad Socio Productiva			88	1.036.958			1.036.958
119.224	680029000	Fortalecer el desarrollo y seguimiento de la gestión y producción de las industrias básicas	Sistema			1	3.892.581			3.892.581
119.183	680030000	Generación de políticas de producción y comercialización de las industrias básicas que incrementen su productividad y diversificación de productos	Informe			12	3.083.262			3.083.262
	689999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			3.915.859.406	259.167.651	3.656.691.755		3.915.859.406
						TOTAL	292.781.616	3.656.691.755		3.949.473.371

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
680001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	292.941.187			292.941.187
680002000	Gestión administrativa	613.769.738			613.769.738
680003000	Previsión y protección social	507.459			507.459
TOTAL		**907.218.384**			**907.218.384**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**103**	**123**	**813**	**1.039**	**28.470.527**	**213.066**	**28.683.593**
Altos Funcionarios y de Elección Popular		1		1	245.640		245.640
Alto Nivel y de Dirección	21	33	61	115	2.336.071		2.336.071
Profesional y Técnico	63	42	643	748	21.481.010	186.180	21.667.190
Personal Administrativo	15	4	109	128	3.183.458	8.490	3.191.948
Obrero	4	43		47	1.224.348	18.396	1.242.744
Personal Contratado	**80**	**50**		**130**	**6.252.514**		**6.252.514**
Personal Administrativo	80	50		130	6.252.514		6.252.514
TOTAL	**183**	**173**	**813**	**1.169**	**34.723.041**	**213.066**	**34.936.107**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**4**	**3**	**7**	**507.459**
Empleados	4	3	7	507.459
TOTAL	**4**	**3**	**7**	**507.459**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	288.530.672			288.530.672
4.02	Materiales, suministros y mercancías	18.665.171			18.665.171
4.03	Servicios no personales	30.636.139			30.636.139
4.04	Activos reales	14.618.840			14.618.840
4.07	Transferencias y donaciones	846.962.470	3.656.691.755		4.503.654.225
4.11	Disminución de pasivos	586.708			586.708
	TOTAL	**1.200.000.000**	**3.656.691.755**		**4.856.691.755**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	846.455.011	3.656.691.755		4.503.146.766
4.07.01.00.00	Transferencias y donaciones corrientes internas	587.287.360			587.287.360
4.07.01.03.00	Transferencias corrientes internas al sector público	587.287.360			587.287.360
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	378.469.016			378.469.016
	- A0024 Corporación Venezolana de Guayana (CVG)	332.816.213			332.816.213
	- A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)	2.538.456			2.538.456
	- A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)	40.769.694			40.769.694
	- A0927 Fondo Venezolano de Reconversión Industrial y Tecnológica (FONDOIN)	2.344.653			2.344.653
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	208.818.344			208.818.344
	- A0237 Promotora de Empresas Socialistas, Proesca C.A.	17.565.754			17.565.754
	- A0694 CVG Productos Forestales de Oriente, C.A. (CVG-PROFORCA)	19.715.386			19.715.386
	- A1219 Industria Venezolana Endógena de Válvulas, S.A. (INVEVAL, S.A.)	2.970.434			2.970.434
	- A1284 Corporación de Industrias Intermedias de Venezuela, S.A. (CORPIVENSA)	163.770.889			163.770.889
	- A1542 Corporación Socialista del Cemento, S.A.	4.795.881			4.795.881
4.07.03.00.00	Transferencias y donaciones de capital internas	259.167.651	3.656.691.755		3.915.859.406
4.07.03.03.00	Transferencias de capital internas al sector público	259.167.651	3.656.691.755		3.915.859.406
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	156.406.207			156.406.207
	- A0024 Corporación Venezolana de Guayana (CVG)	58.815.378			58.815.378
	- A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)	2.461.544			2.461.544
	- A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)	95.129.285			95.129.285

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2013
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.03.03.04	Transferencias de capital a entes descentralizados con fines empresariales petroleros	29.573.079			29.573.079
	- A0694 CVG Productos Forestales de Oriente, C.A. (CVG-PROFORCA)	29.573.079			29.573.079
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	73.188.365	3.656.691.755		3.729.880.120
	- A0237 Promotora de Empresas Socialistas, Proesca C.A.	12.375.171			12.375.171
	- A0677 Química, Biotecnología al Servicio Social (QUIMBIOTEC, C.A.)	6.000.000			6.000.000
	- A1232 Empresa de Producción Social Siderúrgica Nacional, C.A.		3.656.691.755		3.656.691.755
	- A1284 Corporación de Industrias Intermedias de Venezuela, S.A. (CORPIVENSA)	54.813.194			54.813.194

PROYECTO: COD. N.E: 119217 COD. PPTO: 680020000 Fortalecimiento y ampliación de la taquilla única de trámites para la producción de las unidades socio productivas

UNIDAD DE MEDIDA: Trámite

CANTIDAD: Fem.(0) Mas.(0) Total(131.250)

ASIGNACIÓN PRESUPUESTARIA: 9.460.998

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Promover la coordinación interinstitucional para el fortalecimiento de los factores de producción

OBJETIVOS ESPECÍFICOS: Fortalecer y ampliar las taquillas únicas para la producción, con la finalidad de agilizar las gestiones legales efectuadas por las unidades socio productivas y dar cumplimiento a la Ley Especial de Trámites Administrativos

RESULTADO: Taquillas únicas eficientes

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	2.811.274					2.811.274
4.03	Servicios no personales	2.621.980					2.621.980
4.04	Activos reales	4.027.744					4.027.744
	TOTAL	**9.460.998**					**9.460.998**

PROYECTO: COD. N.E: 119220 COD. PPTO: 680021000 Formación y asistencia técnica a las pequeñas y medianas industrias y unidades de propiedad social directas e indirectas

UNIDAD DE MEDIDA: Asistencia Técnica

CANTIDAD: Fem.(0) Mas.(0) Total(400)

ASIGNACIÓN PRESUPUESTARIA: 3.690.255

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Gestionar y prestar asistencia técnica y el acompañamiento a las empresas que integran el tejido industrial

OBJETIVOS ESPECÍFICOS: Impulsar la formación, asistencia técnica y acompañamiento a las pequeñas y medianas industrias y unidades de propiedad social, con el propósito de fomentar la calidad, productividad y escalamiento en las mismas

RESULTADO: Pequeñas y Medianas Industrias y Unidades de Producción Social directas e indirectas fortalecidas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	2.066.903					2.066.903
4.03	Servicios no personales	1.623.352					1.623.352
	TOTAL	**3.690.255**					**3.690.255**

PROYECTO: COD. N.E: 119182 COD. PPTO: 680022000 Diseño y desarrollo del modulo de trámites del Sistema Integral de Gestión para la Industria y el Comercio (Sigesic)

UNIDAD DE MEDIDA: Módulo de Tecnología

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 276.743

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Desarrollar e implementar la plataforma del sistema de información de la producción

OBJETIVOS ESPECÍFICOS: Desarrollar e implementar el módulo de trámites del Sistema Integral de Gestión para la Industria y el Comercio (Sigesic)

RESULTADO: Módulo de trámites implementado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	29.628					29.628
4.03	Servicios no personales	247.115					247.115
	TOTAL	**276.743**					**276.743**

PROYECTO: COD. N.E: 119178 COD. PPTO: 680023000 Fortalecimiento a las unidades socioproductivas del sector industrial, adscritas al Ministerio

UNIDAD DE MEDIDA: Unidad de Producción

CANTIDAD: Fem.(0) Mas.(0) Total(37)

ASIGNACIÓN PRESUPUESTARIA: 2.470.265

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Gestionar y prestar asistencia técnica y el acompañamiento a las empresas que integran el tejido industrial.

OBJETIVOS ESPECÍFICOS: Impulsar la nueva dinámica productiva a través del apoyo integral a treinta y siete (37) unidades socioproductivas adscritas al Ministerio, así como realizar estudios de factibilidad para la instalación de nuevas unidades

RESULTADO: Unidades socioproductivas atendidas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	534.940					534.940
4.03	Servicios no personales	1.935.325					1.935.325
	TOTAL	**2.470.265**					**2.470.265**

PROYECTO: COD. N.E: 119179 COD. PPTO: 680024000 Simulación del entramado productivo industrial venezolano

UNIDAD DE MEDIDA: Sistema de Funcionamiento

CANTIDAD: Fem.(0) Mas.(0) Total(15)

ASIGNACIÓN PRESUPUESTARIA: 4.115

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Fortalecer el seguimiento y regulación para el desarrollo del sector industrial

OBJETIVOS ESPECÍFICOS: Desarrollar quince (15) cadenas productivas a partir de cinco (5) factores:

a) Conceptualización teórica sobre cadenas productivas
b) Análisis lógico matemático y metodológico de esta clase de fenómeno
c) Generación de ambientes digitales para su gestión
d) Conocimiento específico asociado a cada cadena particular
e). Desarrollo de competencias humanas para la gestión

RESULTADO: Simulación de quince (15) cadenas productivas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	4.115					4.115
	TOTAL	4.115					4.115

PROYECTO:	COD. N.E: 119226 COD. PPTO: 680025000 Modernización del Sistema de Trámites para la Regulación de Importaciones (SINTRAM REPTRAM)
UNIDAD DE MEDIDA:	Trámite
CANTIDAD:	Fem.(0) Mas.(0) Total(9.873)
ASIGNACIÓN PRESUPUESTARIA:	411.491
DIRECTRIZ ESTRATÉGICA:	Establecimiento de un Modelo Productivo Socialista
OBJETIVO ESTRATÉGICO:	Fortalecer el seguimiento y regulación para el desarrollo del sector industrial
OBJETIVOS ESPECÍFICOS:	Garantizar el oportuno y expedito análisis y respuesta de los trámites realizados por las empresas pertenecientes a las actividades industriales, comerciales y de servicios, públicas, privadas y mixtas mediante la Modernización del Sistema de Trámites para la Regulación de Importaciones (SINTRAM, REPTRAM)
RESULTADO:	Un sistema modernizado de Trámites y Reportes para la regulación de la importaciones

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	411.491					411.491
	TOTAL	**411.491**					**411.491**

PROYECTO: COD. N.E: 119177 COD. PPTO: 680026000 Diseño e implementación de un modelo de gestión para el suministro de bienes de capital e insumos industriales

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 901.166

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Articular con los órganos competentes la simplificación de la realización de trámites y permisería requeridas para la adquisición de bienes y servicios orientados al óptimo desenvolvimiento de la actividad industrial

OBJETIVOS ESPECÍFICOS: Simplificar y facilitar la procura y logística en la importación de bienes de capital e insumos industriales para el desarrollo de la industria nacional

RESULTADO: Modelo de gestión para el Suministro de Bienes de Capital e Insumos Industriales

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	41.149					41.149
4.03	Servicios no personales	860.017					860.017
	TOTAL	**901.166**					**901.166**

PROYECTO: COD. N.E: 119180 COD. PPTO: 680027000 Consolidación de la plataforma tecnológica del Ministerio del Poder Popular de Industrias

UNIDAD DE MEDIDA: Servicio

CANTIDAD: Fem.(0) Mas.(0) Total(8.720)

ASIGNACIÓN PRESUPUESTARIA: 8.386.131

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Desarrollar e implementar la plataforma del sistema de información de la producción

OBJETIVOS ESPECÍFICOS: Realizar la dotación de insumos y equipos necesarios para garantizar el servicio básico para el funcionamiento de la plataforma tecnológica del Ministerio de Industrias

RESULTADO: El funcionamiento optimo de los servicios de la infraestructura tecnológica del Ministerio de Industria

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.638.682					1.638.682
4.04	Activos reales	6.747.449					6.747.449
	TOTAL	8.386.131					8.386.131

PROYECTO: COD. N.E: 119181 COD. PPTO: 680028000 Constitución de redes productivas en parques industriales ubicados en el territorio nacional

UNIDAD DE MEDIDA: Red de Unidad Socio Productiva

CANTIDAD: Fem.(0) Mas.(0) Total(88)

ASIGNACIÓN PRESUPUESTARIA: 1.036.958

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Construir ochenta y ocho (88) redes productivas en igual número de ámbitos industriales, a nivel nacional

OBJETIVOS ESPECÍFICOS: Construir ochenta y ocho (88) redes productivas en igual número de ámbitos industriales sobre la premisa del encadenamiento territorial y productivo, con base en la tematización o especialización y potenciando la vocación productiva local, la responsabilidad ecológica y el impulso de los injertos productivos a escala nacional.

RESULTADO: Redes productivas constituidas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	169.624					169.624
4.03	Servicios no personales	867.334					867.334
	TOTAL	**1.036.958**					**1.036.958**

PROYECTO: COD. N.E: 119224 COD. PPTO: 680029000 Fortalecer el desarrollo y seguimiento de la gestión y producción de las industrias básicas

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 3.892.581

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Diseñar, desarrollar y hacer seguimiento al sistema de indicadores de gestión y producción industrial

OBJETIVOS ESPECÍFICOS: Generación de información a partir de indicadores de gestión de las industrias básicas desde una perspectiva funcional que contribuya a mantener y mejorar la operatividad de estas industrias con la creación de un sistema de información estadística

RESULTADO: Sistema de información estadística de la gestión de las industrias básicas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	323.300					323.300
4.03	Servicios no personales	3.438.597					3.438.597
4.04	Activos reales	130.684					130.684
	TOTAL	**3.892.581**					**3.892.581**

PROYECTO: COD. N.E: 119183 COD. PPTO: 680030000 Generación de políticas de producción y comercialización de las industrias básicas que incrementen su productividad y diversificación de productos

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(12)

ASIGNACIÓN PRESUPUESTARIA: 3.083.262

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Desarrollar y fortalecer el encadenamiento productivo de rubros prioritarios en el sector industrial nacional

OBJETIVOS ESPECÍFICOS: Generar politicas de producción y comercialización que incrementen la productividad, incidan en la diversificación de la producción, en el apalancamiento e incentivo de encadenamientos productivos y el acceso oportuno del sector transformador nacional a las materias primas que producen nuestras industrias básicas bajo criterios de sustentabilidad

RESULTADO: Informe con propuesta de políticas de producción y comercialización de las Industrias Básicas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	394.800					394.800
4.03	Servicios no personales	2.688.462					2.688.462
	TOTAL	3.083.262					3.083.262

PROYECTO: COD. PPTO: 689999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(3.915.859.406)

ASIGNACIÓN PRESUPUESTARIA: 3.915.859.406

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Gestionar en forma oportuna y efectiva el financiamiento requerido para la ejecución de los proyectos incluidos en el Plan Operativo Anual de los entes y empresas adscritas al Ministerio, propuestos para el ejercicio económico 2013

OBJETIVOS ESPECÍFICOS: Garantizar la transferencia oportuna y efectiva de los recursos ordinarios asignados para la consecución efectiva de las metas planteadas a través de sus proyectos, para el ejercicio económico 2013

RESULTADO: 3.915.859.406

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	259.167.651	3.656.691.755				3.915.859.406
	A1232 Empresa de Producción Social Siderúrgica Nacional, C.A.						
	– 012 Diseño, Construcción y Operación de un Complejo Siderúrgico		3.656.691.755				3.656.691.755
	Resto de Fuentes de Financiamiento	259.167.651					259.167.651
	TOTAL	**259.167.651**	**3.656.691.755**				**3.915.859.406**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	259.167.651	3.656.691.755				3.915.859.406
4.07.03.00.00	Transferencias y donaciones de capital internas	259.167.651	3.656.691.755				3.915.859.406
4.07.03.03.00	Transferencias de capital internas al sector público	259.167.651	3.656.691.755				3.915.859.406
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	156.406.207					156.406.207
	- A0024 Corporación Venezolana de Guayana (CVG)	58.815.378					58.815.378
	- A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)	2.461.544					2.461.544
	- A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)	95.129.285					95.129.285
4.07.03.03.04	Transferencias de capital a entes descentralizados con fines empresariales petroleros	29.573.079					29.573.079
	- A0694 CVG Productos Forestales de Oriente, C.A. (CVG-PROFORCA)	29.573.079					29.573.079
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	73.188.365	3.656.691.755				3.729.880.120
	- A0237 Promotora de Empresas Socialistas, Proesca C.A.	12.375.171					12.375.171
	- A0677 Química, Biotecnología al Servicio Social (QUIMBIOTEC, C.A.)	6.000.000					6.000.000
	- A1232 Empresa de Producción Social Siderúrgica Nacional, C.A.		3.656.691.755				3.656.691.755
	- A1284 Corporación de Industrias Intermedias de Venezuela, S.A. (CORPIVENSA)	54.813.194					54.813.194

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	288.530.672					288.530.672
4.03	Servicios no personales	4.410.515					4.410.515
	TOTAL	**292.941.187**					**292.941.187**

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancias	10.654.871					10.654.871
4.03	Servicios no personales	11.527.836					11.527.836
4.04	Activos reales	3.712.963					3.712.963
4.07	Transferencias y donaciones	587.287.360					587.287.360
4.11	Disminución de pasivos	586.708					586.708
	TOTAL	**613.769.738**					**613.769.738**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	587.287.360					587.287.360
4.07.01.00.00	Transferencias y donaciones corrientes internas	587.287.360					587.287.360
4.07.01.03.00	Transferencias corrientes internas al sector público	587.287.360					587.287.360
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	378.469.016					378.469.016
	- A0024 Corporación Venezolana de Guayana (CVG)	332.816.213					332.816.213
	- A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)	2.538.456					2.538.456
	- A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)	40.769.694					40.769.694
	- A0927 Fondo Venezolano de Reconversión Industrial y Tecnológica (FONDOIN)	2.344.653					2.344.653
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	208.818.344					208.818.344
	- A0237 Promotora de Empresas Socialistas, Proesca C.A.	17.565.754					17.565.754
	- A0694 CVG Productos Forestales de Oriente, C.A. (CVG-PROFORCA)	19.715.386					19.715.386
	- A1219 Industria Venezolana Endógena de Válvulas, S.A. (INVEVAL, S.A.)	2.970.434					2.970.434
	- A1284 Corporación de Industrias Intermedias de Venezuela, S.A. (CORPIVENSA)	163.770.889					163.770.889
	- A1542 Corporación Socialista del Cemento, S.A.	4.795.881					4.795.881

ACCIÓN CENTRALIZADA: Previsión y protección social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	507.459					507.459
	TOTAL	**507.459**					**507.459**

Rectificaciones al Presupuesto

RECTIFICACIONES AL PRESUPUESTO

	BOLÍVARES
Para las erogaciones con cargo a esta partida conforme a lo dispuesto en el Artículo 53 de la Ley Orgánica de la Administración Financiera del Sector Público	3.009.196.480
TOTAL PRESUPUESTO DE GASTOS	**396.406.748.187**

Cuenta Ahorro – Inversión
Financiamiento de la República

CAPÍTULO III

Cuenta Ahorro – Inversión – Financiamiento de la República

Artículo 46. La cuenta ahorro - inversión - financiamiento de la República para el Ejercicio Fiscal 2013, es la siguiente:

CONCEPTO			MONTO (En Bolívares)
I	**Ingresos Totales**		**300.919.648.047**
I.1	**Ingresos Corrientes**		**300.919.648.047**
I.1.1	Petroleros		83.179.648.047
I.1.2	No Petroleros		217.740.000.000
II	**Gastos Totales**		**387.044.741.050**
II.1	**Gastos Corrientes**		**299.638.976.080**
II.1.1	Intereses		68.024.002.480
II.1.2	Resto de los Gastos Corrientes		231.614.973.600
II.2	**Gastos de Capital**		**87.405.764.970**
II.2.1	Gastos de Capital de las Regiones		48.055.830.497
II.2.2	Resto del Gasto de Capital		39.349.934.473
	Superávit / (Déficit) en Cuenta Corriente	= I.1 – II.1	1.280.671.967
	Superávit / (Déficit) No Petrolero	= I.1.2 – II	(169.304.741.050)
	Superávit / (Déficit) Primario	= I – (II – II.1.1)	(18.101.090.523)
	Superávit / (Déficit) Financiero	**= I - II**	**(86.125.093.003)**
	Superávit / (Déficit) Ordinario	= I – (II – II.2.2)	(46.775.158.530)
III	**Fuentes de Financiamiento**		**95.487.100.140**
III.1	Disminución de Activos Financieros		130.295.086
III.2	Incremento de Pasivos Financieros		95.356.805.054
IV	**Aplicaciones Financieras**		**95.487.100.140**
IV.1	Disminución de Pasivos Financieros		9.362.007.137
IV.2	Resultado Financiero		86.125.093.003

Filename: Ley 2013. Título I.pdf

Filename: Ley 2013.Título III.pdf

REPÚBLICA BOLIVARIANA DE VENEZUELA



LEY DE PRESUPUESTO PARA EL EJERCICIO FISCAL 2013

Título III

TÍTULO III

PRESUPUESTOS DE INGRESOS, GASTOS Y OPERACIONES DE FINANCIAMIENTO DE LOS ENTES DESCENTRALIZADOS FUNCIONALMENTE DE LA REPÚBLICA, SIN FINES EMPRESARIALES

Artículo 47.- Se aprueba la estimación de los ingresos y fuentes de financiamiento y se acuerdan los presupuestos de gastos y aplicaciones financieras de los Entes Descentralizados de la República, Sin Fines Empresariales, que a continuación se señalan:

Asamblea Nacional

A0234 Fundación Cardiovascular de la Asamblea Nacional
A0238 Instituto de Previsión Social del Parlamentario
A0420 Fundación Televisora de la Asamblea Nacional (ANTV)
A1603 Fundación Radio de la Asamblea Nacional (A.N. RADIO)

Contraloría General de la República

A0398 Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)
A0416 Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)

Consejo Nacional Electoral

A0248 Fundación Instituto de Altos Estudios del Poder Electoral

Ministerio del Poder Popular para Relaciones Exteriores

A0170 Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual

Ministerio del Poder Popular para la Defensa

A0005 Instituto Autónomo Círculo de las Fuerzas Armadas (IACFA)
A0044 Instituto de Oficiales de las Fuerzas Armadas en Situación de Retiro (IORFAN)
A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)
A0065 Oficina Coordinadora de la Prestación de los Servicios Educativos del Ministerio de la Defensa (OCPSE)
A0066 Servicio Autónomo de Salud de la Fuerza Armada Nacional
A0100 Unidad Naval Coordinadora de los Servicios de Carenado, Reparaciones de Casco, Reparaciones y Mantenimiento de Equipos y Sistemas de los Buques (UCOCAR)
A0126 Fondo Autónomo de Inversiones y Previsión Socio-económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA)
A0157 Servicio Autónomo de Bienes y Servicios del Ejército (SABSE)
A0192 Oficina Coordinadora de Hidrografía y Navegación (OCHINA)
A0193 Oficina Coordinadora de Apoyo Marítimo de la Armada (OCAMAR)
A0194 Servicio Autónomo sin Personalidad Jurídica de la Fuerza Aérea Venezolana (SAFAV)

A0195 Servicio Autónomo de Mantenimiento de Lanchas de la Guardia Nacional (SAMALGUARN)
A0448 Fundación de Atención Social del Ministerio de la Defensa (FUNDASMIN)
A0485 Fundación de Cardiología Integral (FUNDACARDIN)
A1375 Universidad Militar Bolivariana de Venezuela (UMBV)

Ministerio del Poder Popular para la Educación
A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)
A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)
A0135 Academia Nacional de Ciencias Económicas
A0136 Academia de Ciencias Físicas, Matemáticas y Naturales
A0137 Academia de Ciencias Políticas y Sociales
A0138 Academia Nacional de la Historia
A0139 Academia Venezolana de la Lengua
A0140 Academia Nacional de Medicina
A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)
A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)
A0409 Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)
A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)
A0425 Fundación Samuel Robinson
A0477 Fundación Colombeia
A0484 Fundación Nacional El Niño Simón
A0911 Academia Nacional de la Ingeniería y el Hábitat

Ministerio del Poder Popular para el Trabajo y Seguridad Social
A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)
A0055 Instituto Venezolano de los Seguros Sociales (IVSS)
A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)
A0250 Tesorería de Seguridad Social

Ministerio del Poder Popular para el Ambiente
A0052 Instituto Nacional de Parques (INPARQUES)
A0064 Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)
A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)
A0103 Fundación Instituto Forestal Latinoamericano
A0324 Fundación de Educación Ambiental
A0343 Fundación Laboratorio Nacional de Hidráulica
A0354 Fundación Nacional de Parques Zoológicos y Acuarios
A0909 Instituto Geográfico de Venezuela "Simón Bolívar"
A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)

Tribunal Supremo de Justicia
A0475 Fundación Gaceta Forense

Ministerio Público

A0239 Fundación para la Investigación, Capacitación y Desarrollo de la Función Fiscal

Procuraduría General de la República

A0403 Fundación Procuraduría

Ministerio del Poder Popular para Relaciones Interiores y Justicia

A0054 Instituto Autónomo de Previsión Social del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas
A0145 Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganíqueles
A0220 Servicio Nacional de Administración y Enajenación de Bienes Asegurados o Incautados, Confiscados y Decomisados
A0229 Fundación Venezolana para la Prevención y Tratamiento del Consumo de Drogas (FUNDAPRET)
A0236 Fondo Nacional de Bomberos y Bomberas y Administración de Emergencias de Carácter Civil
A0270 Fundación Gran Misión a Toda Vida Venezuela
A0423 Fundación Misión Identidad
A0498 Fundación para la Asistencia Social de la Policía Metropolitana (FUNDAPOL)
A0940 Instituto Nacional de Transporte Terrestre (INTT)
A1303 Servicio Autónomo de Registros y Notarías (SAREN)
A1342 Servicio Administrativo de Identificación, Migración y Extranjería (SAIME)
A1355 Fondo Nacional Antidrogas
A1358 Universidad Nacional Experimental de la Seguridad (UNES)
A1605 Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)

Defensoría del Pueblo

A0412 Fundación Juan Vives Suriá

Vicepresidencia de la República

A0010 Instituto Autónomo Comisión Nacional de Telecomunicaciones (CONATEL)
A0015 Corporación de Desarrollo de la Región Central (CORPOCENTRO)
A0016 Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)
A0018 Corporación de Desarrollo de la Región de los Andes (CORPOANDES)
A0019 Corporación de Desarrollo de la Región Zuliana (CORPOZULIA)
A0240 Superintendencia Nacional de Costos y Precios
A0261 Corporación de Desarrollo Jacinto Lara (CORPOLARA)
A0411 Fundación Pro-Patria 2000
A0460 Fundación Misión Milagro
A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)
A0908 Servicio Nacional de Contrataciones

Ministerio del Poder Popular para la Agricultura y Tierras

A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)
A0204 Oficina Coordinadora de los Servicios Agropecuarios del Ministerio de la Defensa (O.C.S.A.)
A0266 Fondo Especial Ezequiel Zamora
A0426 Fundación Tierra Fértil

A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)
A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)
A0933 Instituto Nacional de Desarrollo Rural (INDER)
A0935 Instituto Nacional de Tierras (INTI)
A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)
A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)

Ministerio del Poder Popular para la Educación Universitaria

A0006 Colegio Universitario Francisco de Miranda
A0007 Colegio Universitario de Caracas
A0008 Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"
A0009 Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"
A0011 Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)
A0028 Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital
A0029 Instituto Universitario de Tecnología Alonso Gamero, Coro
A0030 Instituto Universitario de Tecnología Agroindustrial Región Los Andes
A0032 Instituto Universitario de Tecnología de los Llanos
A0033 Instituto Universitario de Tecnología de Maracaibo
A0035 Instituto Universitario de Tecnología de Yaracuy
A0036 Instituto Universitario de Tecnología de Puerto Cabello
A0038 Instituto Universitario de Tecnología de Valencia
A0039 Instituto Universitario de Tecnología del Estado Trujillo
A0040 Instituto Universitario de Tecnología "José Antonio Anzoátegui ", El Tigre
A0042 Instituto Universitario de Tecnología de Cabimas
A0048 Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"
A0053 Instituto Universitario de Tecnología Dr. Delfín Mendoza, Tucupita
A0080 Universidad del Zulia (LUZ)
A0081 Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)
A0082 Universidad de Oriente (UDO)
A0083 Universidad de Los Andes (ULA)
A0084 Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)
A0085 Universidad Nacional Experimental Rafael María Baralt (UNERMB)
A0086 Universidad Nacional Experimental Simón Bolívar (USB)
A0087 Universidad Nacional Abierta (UNA)
A0088 Universidad Nacional Experimental de Guayana (UNEG)
A0089 Universidad Centroccidental Lisandro Alvarado (UCLA)
A0090 Universidad Pedagógica Experimental Libertador (UPEL)
A0091 Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)
A0092 Universidad Nacional Experimental del Táchira (UNET)
A0093 Universidad Central de Venezuela (UCV)
A0094 Universidad de Carabobo (UC)
A0095 Universidad Nacional Experimental Simón Rodríguez (UNESR)
A0096 Universidad Nacional Experimental Francisco de Miranda (UNEFM)
A0186 Universidad Nacional Experimental del Yaracuy (UNEY)
A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)
A0208 Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)

A0246 Servicio Desconcentrado de Administración y Gestión del Fondo de Ahorro Familiar e Inversión Social "Hijos de Venezuela"
A0257 Universidad Politécnica Territorial del Estado Portuguesa "Juan de Jesús Montilla"
A0258 Universidad Politécnica Territorial del Estado Mérida "Kléber Ramirez"
A0259 Universidad Politécnica Territorial del Oeste de Sucre "Clodosbaldo Russián"
A0260 Universidad Politécnica Territorial de Paria "Luis Mariano Rivera"
A0272 Universidad Politécnica Territorial del Norte de Monagas "Ludovico Silva"
A0307 Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)
A0413 Fundación Poliedro de Caracas
A0415 Fundación Misión Sucre
A0427 Fundación Centro Internacional Miranda
A0466 Fundación Dr. Alejandro Próspero Reverend
A0912 Universidad Nacional Experimental Marítima del Caribe (UNEMC)
A0925 Instituto Universitario de Tecnología del Estado Bolívar
A0942 Universidad Bolivariana de Venezuela (UBV)
A0952 Universidad Deportiva del Sur
A1315 Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)
A1322 Universidad Nacional Experimental de las Artes (UNEARTE)
A1350 Universidad Bolivariana de Trabajadores "Jesús Rivero"
A1364 Universidad Politécnica Territorial del Alto Apure Pedro Camejo
A1365 Universidad Politécnica Territorial del Estado Barinas José Félix Ribas
A1366 Universidad Politécnica Territorial de Barlovento Argelia Laya
A1367 Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco
A1368 Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz
A1369 Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa

Ministerio del Poder Popular para la Comunicación y la Información

A0079 Servicio Autónomo Imprenta Nacional y Gaceta Oficial
A0468 Fundación Televisora Venezolana Social (TEVES)
A0474 Fundación Premio Nacional de Periodismo
A0490 Fundación Ávila TV
A1601 Fundación El Correo del Orinoco

Ministerio del Poder Popular del Despacho de la Presidencia

A0198 Instituto Nacional de Estadística (INE)
A0216 Fundación "Pueblo Soberano"
A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)
A0663 Instituto Nacional de Hipódromos (INH)
A1604 Fundación Oficina Presidencial de Planes y Proyectos Especiales

Ministerio del Poder Popular para la Alimentación

A0057 Instituto Nacional de Nutrición (INN)
A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)

Ministerio del Poder Popular para el Turismo

A0906 Servicio Autónomo Superintendencia Nacional de Actividades Hípicas (SUNAHIP)
A0943 Colegio Universitario Hotel Escuela de los Andes Venezolanos (CUHELAV)
A1329 Instituto Nacional de Turismo (INATUR)

Ministerio del Poder Popular de Petróleo y Minería

A0199 Instituto Nacional de Geología y Minería (INGEOMIN)
A0356 Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"
A0361 Fundación Oro Negro
A0418 Fundación Misión Ribas
A0428 Fundación Misión Piar
A0489 Fundación Fondo Nacional para la Producción Lechera
A0661 Instituto Nacional de Canalizaciones (INC)
A0900 Ente Nacional del Gas (ENAGAS)
A0956 Servicio Autónomo de Metrología de Hidrocarburos

Ministerio del Poder Popular para la Cultura

A0002 Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas
A0150 Instituto del Patrimonio Cultural
A0158 Compañía Nacional de Teatro
A0161 Fundación Compañía Nacional de Música
A0301 Fundación Biblioteca Ayacucho
A0342 Fundación Casa Nacional de las Letras Andrés Bello
A0371 Fundación Vicente Emilio Sojo
A0372 Fundación Teatro Teresa Carreño
A0373 Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos
A0374 Fundación Librerías del Sur
A0375 Fundación Casa del Artista
A0378 Centro de la Diversidad Cultural
A0390 Fundación Cinemateca Nacional
A0417 Fundación Centro Nacional de la Fotografía (CENAF)
A0424 Fundación Museos Nacionales
A0449 Fundación Distribuidora Venezolana de la Cultura
A0450 Fundación Compañía Nacional de Danza
A0451 Fundación Villa del Cine
A0452 Fundación Misión Cultura
A0453 Fundación Editorial El Perro y La Rana
A0454 Fundación Distribuidora Nacional de Cine, Amazonía Films
A0459 Fundación Red de Arte
A0462 Fundación Imprenta de la Cultura
A0469 Fundación Centro Nacional del Disco (CENDIS)
A0486 Fundación Centro Nacional de la Historia
A0821 Centro Nacional Autónomo de Cinematografía (CNAC)
A0829 Centro Nacional del Libro (CNL)
A0948 Instituto de las Artes Escénicas y Musicales

A0949 Instituto de las Artes de la Imagen y el Espacio

Ministerio del Poder Popular para el Deporte

A0049 Instituto Nacional de Deportes (IND)

A0479 Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jovenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)

Ministerio del Poder Popular para el Comercio

A0205 Servicio Autónomo Nacional de Normalización, Calidad, Metrología y Reglamentos Técnicos (SENCAMER)

A0828 Servicio Autónomo de la Propiedad Intelectual (SAPI)

A1344 Instituto para la Defensa de las Personas en el Acceso a Bienes y Servicios (INDEPABIS)

Ministerio del Poder Popular para la Salud

A0025 Instituto Autónomo Hospital Universitario de Caracas (HUC)

A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)

A0119 Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)

A0153 Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)

A0181 Servicio Autónomo Instituto de Biomedicina

A0306 Fundación "José Félix Ribas" (FUNDARIBAS)

A0445 Fundación Hospital Cardiológico Infantil Latinoamericano Dr. Gilberto Rodríguez Ochoa

A0446 Fundación Misión Barrio Adentro

A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)

A0818 Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)

A0907 Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"

A0957 Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)

A0991 Servicio Autónomo de Contraloría Sanitaria (SACS)

A1602 Fundación Misión Niño Jesús

Ministerio del Poder Popular para Ciencia,Tecnología e Innovación

A0046 Instituto Nacional de Capacitación y Educación Socialista (INCES)

A0063 Instituto Venezolano de Investigaciones Científicas (IVIC)

A0191 Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)

A0209 Centro Nacional de Tecnologías de Información (CNTI)

A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)

A0271 Fundación Centro Nacional de Investigación y Certificación en Vivienda, Hábitat y Desarrollo Urbano

A0313 Fundación Instituto de Estudios Avanzados (IDEA)

A0314 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)

A0315 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)

A0316 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)

A0318 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)

A0319 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-

Bolívar)
A0320 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)
A0321 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira)
A0322 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)
A0333 Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)
A0334 Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)
A0338 Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)
A0355 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)
A0363 Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)
A0382 Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)
A0405 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)
A0429 Fundación Centro Nacional de Tecnología Química (CNTQ)
A0430 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)
A0431 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)
A0432 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)
A0433 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)
A0434 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)
A0435 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)
A0436 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)
A0437 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)
A0438 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)
A0439 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)
A0440 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)
A0442 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)
A0443 Fundación Centro Nacional de Desarrollo e Investigación en Telecomunicaciones (CENDIT)
A0458 Fundación Centro Nacional de Innovación Tecnológica (CENIT)
A0461 Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)
A0464 Fundación Infocentro
A0660 Instituto Postal Telegráfico de Venezuela (IPOSTEL)
A0929 Fondo Nacional de Ciencia, Tecnología e Innovación (FONACIT)
A0937 Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)
A1301 Agencia Bolivariana para Actividades Espaciales (ABAE)

Ministerio del Poder Popular para las Comunas y Protección Social

A0124 Consejo Nacional para las Personas con Discapacidad (CONAPDIS)

A0305 Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)
A0326 Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)
A0480 Fundación Misión Negra Hipólita
A0487 Fundación "Misión Che Guevara"
A0842 Fondo de Desarrollo Microfinanciero (FONDEMI)
A0910 Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)
A0931 Servicio Autónomo Fondo Nacional de Protección de Niños, Niñas y Adolescentes (FNPNNA)
A0950 Instituto Nacional de Servicios Sociales (INASS)
A0953 Servicio Autónomo Fondo Nacional de los Consejos Comunales (SAFONACC)

Ministerio del Poder Popular para la Mujer y la Igualdad de Género
A0456 Fundación Misión Madres del Barrio Josefa Joaquina Sánchez
A0936 Instituto Nacional de la Mujer (INAMUJER)

Ministerio del Poder Popular para la Energía Eléctrica
A0364 Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)

Ministerio del Poder Popular de Planificación y Finanzas
A0121 Superintendencia de las Instituciones del Sector Bancario (SUDEBAN)
A0122 Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central
A0123 Servicio Nacional Integrado de Administración Aduanera y Tributaria (SENIAT)
A0185 Superintendencia Nacional de Valores
A0325 Fundación Escuela de Gerencia Social (FEGS)
A0455 Fundación Escuela Venezolana de Planificación
A0463 Fundación Banco de Comercio Exterior (FUNDABANCOEX)
A0653 Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná (CORPOTULIPA)
A0806 Fondo de Protección Social de los Depósitos Bancarios (FOGADE)
A0944 Superintendencia de Seguridad Social
A0955 Servicio Autónomo Comisión Nacional de Lotería (CONALOT)
A1370 Superintendencia de la Actividad Aseguradora
A1377 Bolsa Pública de Valores Bicentenaria

Ministerio del Poder Popular para Vivienda y Hábitat
A0251 Instituto Nacional de Tierras Urbanas
A0444 Fundación Misión Hábitat
A0662 Instituto Nacional de la Vivienda (INAVI)
A0711 Banco Nacional de Vivienda y Hábitat (BANAVIH)

Consejo Federal de Gobierno
A0249 Fondo de Compensación Interterritorial

Ministerio del Poder Popular para la Juventud
A0938 Instituto Nacional del Poder Popular de la Juventud

Ministerio del Poder Popular para el Servicio Penitenciario

A0003 Instituto Autónomo Caja de Trabajo Penitenciario

A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)

Ministerio del Poder Popular para Transporte Acuático y Aéreo

A0658 Instituto Aeropuerto Internacional de Maiquetía (IAIM)

A0932 Instituto Nacional de los Espacios Acuáticos (INEA)

A0939 Instituto Nacional de Aeronáutica Civil (INAC)

Ministerio del Poder Popular para Transporte Terrestre

A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)

A0367 Fundación Laboratorio Nacional de Vialidad (FUNDALANAVIAL)

A0659 Instituto de Ferrocarriles del Estado (IFE)

Ministerio del Poder Popular de Industrias

A0024 Corporación Venezolana de Guayana (CVG)

A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)

A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)

A0927 Fondo Venezolano de Reconversión Industrial y Tecnológica (FONDOIN)

01
Asamblea Nacional

Asamblea Nacional

A0234 Fundación Cardiovascular de la Asamblea Nacional
A0238 Instituto de Previsión Social del Parlamentario
A0420 Fundación Televisora de la Asamblea Nacional (ANTV)
A1603 Fundación Radio de la Asamblea Nacional (A.N. RADIO)

A0234

Fundación Cardiovascular de la Asamblea Nacional

FUNDACIÓN CARDIOVASCULAR DE LA ASAMBLEA NACIONAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Cardiovascular de la Asamblea Nacional ha venido desarrollando una función preventiva bien destacada en el campo de la Salud Cardiovascular, lo que es reconocido por quienes saben de la importancia de esta Institución, adscrita a la Asamblea Nacional, donde su Objetivo Principal es prestar Atención Médica a Parlamentarios, Trabajadores, Trabajadoras, Personal Jubilado, Familiares de todos y todas.

Entendiendo lo vital del valor de la solidaridad y la inclusión dentro del Marco de la Política Nacional de Responsabilidad Social, nos hemos abierto a otros sectores de la comunidad con especial énfasis a quienes más lo necesitan, generalmente remitidos desde los Servicios Públicos de Salud con los cuales trabajamos mancomunadamente.

Dentro del carácter universal, gratuito y orientado hacia lo que será el Sistema Público de Salud y bajo los designios de la Constitución Bolivariana de Venezuela, en la Fundación Cardiovascular de la Asamblea Nacional se han orientado las acciones hacia la atención de las afecciones cardiovasculares, su prevención, tratamiento y rehabilitación en la población de escasos recursos, con miras de atender a mayor cantidad de personas y ampliar las especialidades de la Institución.

Se tiene previsto la adquisición de dos (2) equipos de alta tecnología con los cuales se brindaría un diagnóstico más preciso de las patologías cardiovasculares a la población que visita diariamente la Institución en búsqueda de atención médica.

Se propone realizar 13.295 Servicios Médicos a las personas que presentan problemas cardiovasculares y trastornos metabólicos, a las cuales se les prestará atención médica especializada, traducidas en consultas cardiológicas, endocrinas y nutricionales, adicional a los estudios médicos complementarios que mejoren su calidad de vida.

Para llevar a cabo una gestión administrativa pulcra, ajustada a los requerimientos legales y controles establecidos para el buen uso de los recursos, la Asamblea Nacional, realiza las asignaciones presupuestarias correspondientes para el cumplimiento de las metas propuestas, donde los principales beneficiados será la comunidad Parlamentaria, Jubilada, Pensionados, Empleados y sus familiares, así como la población en general, prestando especial atención a todas aquellas personas de menores recursos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**7.114.812**
INGRESOS CORRIENTES ORDINARIOS	7.114.812
TRANSFERENCIAS CORRIENTES	7.114.812
Transferencias corrientes del sector público	7.114.812
Transferencias corrientes internas recibidas del sector público	7.114.812
De la República	7.114.812
TOTAL RECURSOS	**7.114.812**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**7.099.812**
GASTOS DE CONSUMO	7.099.812
Remuneraciones	4.496.291
Sueldos, salarios y otras retribuciones	1.925.030
Beneficios y complementos de sueldos y salarios	632.000
Aportes patronales	192.214
Prestaciones sociales y otras indemnizaciones	391.682
Asistencia socioeconómica	574.527
Otros gastos de personal	780.838
Compra de bienes y servicios	2.316.257
Bienes de consumo	958.789
Servicios no personales	1.357.468
Impuestos indirectos	287.264
APLICACIONES FINANCIERAS	**15.000**
DISMINUCIÓN DE PASIVOS	15.000
Disminución de cuentas y efectos por pagar	15.000
Disminución de cuentas y efectos por pagar a corto plazo	15.000
Disminución cuentas por pagar a proveedores a corto plazo	15.000
TOTAL GASTOS	**7.114.812**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118541	Atención a los ciudadanos y ciudadanas en las áreas Cardiológica, Metabólica y de Nutrición.	Consulta / Seminario			10.191		7.114.812			7.114.812
TOTAL							7.114.812			7.114.812

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**14**	**13**		**27**	**1.437.795**		**1.437.795**
Alto Nivel y de Dirección	1	1		2	195.800		195.800
Personal Administrativo	12	7		19	950.876		950.876
Personal Médico		5		5	237.719		237.719
Obrero	1			1	53.400		53.400
Personal Fijo a Tiempo Parcial	**5**	**6**		**11**	**383.590**		**383.590**
Personal Médico	5	6		11	383.590		383.590
Personal Contratado	**3**			**3**	**103.645**		**103.645**
Personal Administrativo	3			3	103.645		103.645
TOTAL	**22**	**19**		**41**	**1.925.030**		**1.925.030**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	4.496.291
4.02	Materiales, suministros y mercancías	958.789
4.03	Servicios no personales	1.644.732
4.11	Disminución de pasivos	15.000
	TOTAL	**7.114.812**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**7.114.812**
INGRESOS CORRIENTES ORDINARIOS	7.114.812
TRANSFERENCIAS CORRIENTES	7.114.812
Transferencias corrientes del sector público	7.114.812
Transferencias corrientes internas recibidas del sector público	7.114.812
De la República	7.114.812
Recursos Ordinarios	7.114.812
1.2 GASTOS CORRIENTES	**7.099.812**
GASTOS DE CONSUMO	7.099.812
Remuneraciones	4.496.291
Sueldos, salarios y otras retribuciones	1.925.030
Beneficios y complementos de sueldos y salarios	632.000
Aportes patronales	192.214
Prestaciones sociales y otras indemnizaciones	391.682
Asistencia socioeconómica	574.527
Otros gastos de personal	780.838
Compra de bienes y servicios	2.316.257
Bienes de consumo	958.789
Servicios no personales	1.357.468
Impuestos indirectos	287.264
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**15.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**15.000**
RECURSOS PROPIOS DE CAPITAL	15.000
Ahorro en cuenta corriente	15.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**15.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**15.000**
SUPERÁVIT FINANCIERO	15.000
3.2 APLICACIONES FINANCIERAS	**15.000**
DISMINUCIÓN DE PASIVOS	15.000
Disminución de cuentas y efectos por pagar	15.000
Disminución de cuentas y efectos por pagar a corto plazo	15.000
Disminución cuentas por pagar a proveedores a corto plazo	15.000

A0238

Instituto de Previsión Social del Parlamentario

INSTITUTO DE PREVISIÓN SOCIAL DEL PARLAMENTARIO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto de Previsión Social del Parlamentario, es un Instituto donde los parlamentarios activos son los responsables de involucrar y proporcionar mecanismos que permitan al pueblo ser un actor fundamental en los procesos legislativos y de control sobre el Gobierno y la Administración Pública, en este sentido el Instituto garantizará la protección social y económica a todos los parlamentarios para que cumplan de manera efectiva y eficaz sus funciones legislativas.

Dicho Instituto, fue creado con el fin de impulsar y promover servicios de calidad que aseguren el bienestar y la protección socio-económica a los Parlamentarios Activos, Suplentes, Jubilados y Jubiladas, Pensionados y Pensionadas, mediante la coordinación, supervisión y control de su póliza de Hospitalización, Cirugía y Maternidad (HCM), Vida y Accidentes Personales, pago de jubilaciones y pensiones, administración de la caja de ahorro, ayudas especiales y otras actividades que estén dirigidas en pro del beneficio de sus asociados.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**71.868.778**
INGRESOS CORRIENTES ORDINARIOS	71.868.778
TRANSFERENCIAS CORRIENTES	71.868.778
Transferencias corrientes del sector público	71.868.778
Transferencias corrientes internas recibidas del sector público	71.868.778
De la República	71.868.778
TOTAL RECURSOS	**71.868.778**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**71.707.589**
GASTOS DE CONSUMO	21.507.293
Remuneraciones	20.157.445
Sueldos, salarios y otras retribuciones	1.501.032
Beneficios y complementos de sueldos y salarios	2.055.883
Aportes patronales	117.180
Prestaciones sociales y otras indemnizaciones	507.520
Asistencia socioeconómica	15.975.830
Compra de bienes y servicios	1.173.641
Bienes de consumo	345.641
Servicios no personales	828.000
Impuestos indirectos	176.207
TRANSFERENCIAS Y DONACIONES CORRIENTES	50.200.296
Al sector privado	50.200.296
Transferencias corrientes al sector privado	50.200.296
Directas a personas	50.200.296
Jubilaciones y otros beneficios asociados	50.200.296
GASTOS DE CAPITAL	**161.189**
INVERSIÓN REAL DIRECTA	161.189
Formación bruta de capital fijo	161.189
Maquinaria, equipos y otros bienes muebles	161.189
TOTAL GASTOS	**71.868.778**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118532	Instituto de Previsión Social del Parlamentario	Nómina			6.804		71.868.778			71.868.778
TOTAL							71.868.778			71.868.778

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**12**	**10**		**22**	**1.399.704**		**1.399.704**
Personal Administrativo	12	10		22	1.399.704		1.399.704
Personal Contratado	**2**	**1**		**3**	**85.800**		**85.800**
Personal Administrativo	2	1		3	85.800		85.800
TOTAL	14	11		25	1.485.504		1.485.504

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	20.157.445
4.02	Materiales, suministros y mercancías	345.641
4.03	Servicios no personales	1.004.207
4.04	Activos reales	161.189
4.07	Transferencias y donaciones	50.200.296
	TOTAL	**71.868.778**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**71.868.778**
INGRESOS CORRIENTES ORDINARIOS	71.868.778
TRANSFERENCIAS CORRIENTES	71.868.778
Transferencias corrientes del sector público	71.868.778
Transferencias corrientes internas recibidas del sector público	71.868.778
De la República	71.868.778
Recursos Ordinarios	71.868.778
1.2 GASTOS CORRIENTES	**71.707.589**
GASTOS DE CONSUMO	21.507.293
Remuneraciones	20.157.445
Sueldos, salarios y otras retribuciones	1.501.032
Beneficios y complementos de sueldos y salarios	2.055.883
Aportes patronales	117.180
Prestaciones sociales y otras indemnizaciones	507.520
Asistencia socioeconómica	15.975.830
Compra de bienes y servicios	1.173.641
Bienes de consumo	345.641
Servicios no personales	828.000
Impuestos indirectos	176.207
TRANSFERENCIAS Y DONACIONES CORRIENTES	50.200.296
Al sector privado	50.200.296
Transferencias corrientes al sector privado	50.200.296
Directas a personas	50.200.296
Jubilaciones y otros beneficios asociados	50.200.296
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**161.189**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**161.189**
RECURSOS PROPIOS DE CAPITAL	161.189
Ahorro en cuenta corriente	161.189
2.2 GASTOS DE CAPITAL	**161.189**
INVERSIÓN REAL DIRECTA	161.189
Formación bruta de capital fijo	161.189
Maquinaria, equipos y otros bienes muebles	161.189
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0420

Fundación Televisora de la Asamblea Nacional (ANTV)

FUNDACIÓN TELEVISORA DE LA ASAMBLEA NACIONAL (ANTV)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Fundación Televisora de la Asamblea Nacional (A.N.T.V.), fue creada mediante resolución administrativa de la Directiva de la Asamblea Nacional, publicada en Gaceta Oficial el martes 15 de febrero de 2005, bajo el número 38.127 y registrada en el Registro Inmobiliario del Primer Circuito del Municipio Libertador del Distrito Federal, con fecha de otorgamiento para el día 24 de marzo de 2005, bajo el Número 33, Protocolo 1, Tomo 25.

La misión de la Fundación es la creación de un canal de información, opinión y formación, de carácter político, cuyo contenido sea entretenido, ameno y dinámico, con altísima calidad y estética propia, que permita promover la participación ciudadana para la apropiación colectiva de la estructura política; y así impulsar y promover la contraloría social en el proceso de elaboración de leyes y su gestión pública, el respeto por el patrimonio de una nación pluricultural y multiétnica, el respeto a los derechos humanos, activación de procesos sociales y culturales, con el objeto de consolidar la autodeterminación e integración de los pueblos y la concepción pluripolar del orden mundial.

La visión es la de ser un canal formativo, con gran audiencia nacional que promueva el respeto y la tolerancia, a través de un lenguaje audiovisual innovador que vincule la audiencia con el acontecer legislativo que adelanta la Asamblea Nacional.

Su objetivo General es la construcción de un medio de comunicación de carácter político y educativo que difunda el desarrollo del trabajo competente a la Asamblea Nacional, a fin de cumplir el mandato constitucional de consolidación de la democracia participativa y protagónica. En este sentido se propone:

- Crear una estructura televisiva nacional de alta calidad para la transmisión de contenidos.
- Ofrecer información de las actividades de la Asamblea Nacional (debates parlamentarios, trabajo de las comisiones, investigaciones, actos protocolares) de forma inmediata, creíble, veraz, balanceada y contextualizada.
- Difundir perspectivas diversas en torno a los grandes temas y preocupaciones nacionales para el fomento del debate y la conciencia crítica ciudadana.
- Fomentar la participación protagónica, organización y articulación de los pueblos mediante la creación de espacios para la difusión de las voces de la ciudadanía.
- Desarrollar espacios pedagógicos sobre las leyes promulgadas a fin de fomentar su cumplimiento.
- Difundir el trabajo de La Asamblea Nacional durante 8.760 horas.
- Producir 3.313 programas y noticieros de la realidad nacional e Internacional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**42.922.668**
INGRESOS CORRIENTES ORDINARIOS	42.922.668
TRANSFERENCIAS CORRIENTES	42.922.668
Transferencias corrientes del sector público	42.922.668
Transferencias corrientes internas recibidas del sector público	42.922.668
De la República	42.922.668
TOTAL RECURSOS	**42.922.668**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**42.532.879**
GASTOS DE CONSUMO	42.532.879
Remuneraciones	35.173.663
Sueldos, salarios y otras retribuciones	14.787.054
Beneficios y complementos de sueldos y salarios	7.139.525
Aportes patronales	1.647.292
Prestaciones sociales y otras indemnizaciones	3.301.661
Asistencia socioeconómica	8.298.131
Compra de bienes y servicios	6.529.383
Bienes de consumo	1.994.273
Servicios no personales	4.535.110
Impuestos indirectos	829.833
GASTOS DE CAPITAL	**389.789**
INVERSIÓN REAL DIRECTA	389.789
Formación bruta de capital fijo	389.789
Maquinaria, equipos y otros bienes muebles	376.789
Construcciones de bienes de dominio privado	13.000
TOTAL GASTOS	**42.922.668**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118479	Promoción de la Soberanía Comunicacional a través de la Fundación Televisora de la Asamblea Nacional.	Hora			12.073		42.922.668			42.922.668
TOTAL							42.922.668			42.922.668

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**80**	**172**	**24**	**276**	**9.466.996**		**9.466.996**
Alto Nivel y de Dirección	12	12	6	30	1.866.541		1.866.541
Profesional y Técnico	68	160	18	246	7.600.455		7.600.455
Personal Contratado	**16**	**31**		**47**	**1.244.505**		**1.244.505**
Profesional y Técnico	16	31		47	1.244.505		1.244.505
TOTAL	**96**	**203**	**24**	**323**	**10.711.501**		**10.711.501**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	35.173.663
4.02	Materiales, suministros y mercancías	1.994.273
4.03	Servicios no personales	5.364.943
4.04	Activos reales	389.789
	TOTAL	**42.922.668**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**42.922.668**
INGRESOS CORRIENTES ORDINARIOS	42.922.668
TRANSFERENCIAS CORRIENTES	42.922.668
Transferencias corrientes del sector público	42.922.668
Transferencias corrientes internas recibidas del sector público	42.922.668
De la República	42.922.668
Recursos Ordinarios	42.922.668
1.2 GASTOS CORRIENTES	**42.532.879**
GASTOS DE CONSUMO	42.532.879
Remuneraciones	35.173.663
Sueldos, salarios y otras retribuciones	14.787.054
Beneficios y complementos de sueldos y salarios	7.139.525
Aportes patronales	1.647.292
Prestaciones sociales y otras indemnizaciones	3.301.661
Asistencia socioeconómica	8.298.131
Compra de bienes y servicios	6.529.383
Bienes de consumo	1.994.273
Servicios no personales	4.535.110
Impuestos indirectos	829.833
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**389.789**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**389.789**
RECURSOS PROPIOS DE CAPITAL	389.789
Ahorro en cuenta corriente	389.789

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**389.789**
INVERSIÓN REAL DIRECTA	389.789
Formación bruta de capital fijo	389.789
Maquinaria, equipos y otros bienes muebles	376.789
Construcciones de bienes de dominio privado	13.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A1603

Fundación Radio de la Asamblea Nacional (A.N. RADIO)

FUNDACIÓN RADIO DE LA ASAMBLEA NACIONAL (A.N. RADIO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Radio de la Asamblea Nacional, es una emisora radial de carácter pública, que tiene como objetivo la difusión de la Gestión Parlamentaria, en el ámbito Nacional y Regional. Su premisa se enmarca en fortalecer el Sistema Nacional de Medios Públicos. Como medio de comunicación de carácter político y educativo difunde el desarrollo del trabajo competente a la Asamblea Nacional y cumple el mandato constitucional de consolidación de la democracia participativa y protagónica.

La Fundación cuenta con recursos que son asignados por el ente rector Asamblea Nacional.

La Fundación estima garantizar el cumplimiento de los diferentes objetivos y metas planteados, que trascienda el trabajo legislativo a la mayor cantidad de ciudadanos de la nación, mediante las siguientes acciones:

- Afianzar una estructura radial nacional de alta calidad para la transmisión de la gestión parlamentaria.
- Ofrecer información de las actividades de la Asamblea Nacional (debates parlamentarios, trabajo de las comisiones, actividades de calle en las diferentes comunidades) de forma creíble y balanceada.
- Fomentar la participación protagónica de los ciudadanos mediante la creación de espacios para la difusión de la voz del pueblo.
- Producir programas y noticieros de la realidad Nacional e Internacional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**4.188.537**
INGRESOS CORRIENTES ORDINARIOS	4.188.537
TRANSFERENCIAS CORRIENTES	4.188.537
Transferencias corrientes del sector público	4.188.537
Transferencias corrientes internas recibidas del sector público	4.188.537
De la República	4.188.537
TOTAL RECURSOS	**4.188.537**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**4.128.537**
GASTOS DE CONSUMO	4.128.537
Remuneraciones	3.793.740
Sueldos, salarios y otras retribuciones	2.083.245
Beneficios y complementos de sueldos y salarios	524.400
Aportes patronales	133.000
Prestaciones sociales y otras indemnizaciones	328.295
Asistencia socioeconómica	724.800
Compra de bienes y servicios	334.797
Bienes de consumo	194.097
Servicios no personales	140.700
GASTOS DE CAPITAL	**60.000**
INVERSIÓN REAL DIRECTA	60.000
Formación bruta de capital fijo	60.000
Maquinaria, equipos y otros bienes muebles	60.000
TOTAL GASTOS	**4.188.537**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118484	Fortalecer el Sistema Nacional de Medios Públicos desde la Radio de la Asamblea Nacional	Hora			9.160		4.188.537			4.188.537
TOTAL							4.188.537			4.188.537

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**5**	**10**		**15**	**922.000**		**922.000**
Alto Nivel y de Dirección	1			1	103.000		103.000
Profesional y Técnico	2	10		12	747.000		747.000
Obrero	2			2	72.000		72.000
Personal Contratado	**5**	**4**		**9**	**448.125**		**448.125**
Profesional y Técnico	5	4		9	448.125		448.125
TOTAL	10	14		24	1.370.125		1.370.125

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	3.793.740
4.02	Materiales, suministros y mercancías	194.097
4.03	Servicios no personales	140.700
4.04	Activos reales	60.000
	TOTAL	**4.188.537**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.188.537**
INGRESOS CORRIENTES ORDINARIOS	4.188.537
TRANSFERENCIAS CORRIENTES	4.188.537
Transferencias corrientes del sector público	4.188.537
Transferencias corrientes internas recibidas del sector público	4.188.537
De la República	4.188.537
Recursos Ordinarios	4.188.537
1.2 GASTOS CORRIENTES	**4.128.537**
GASTOS DE CONSUMO	4.128.537
Remuneraciones	3.793.740
Sueldos, salarios y otras retribuciones	2.083.245
Beneficios y complementos de sueldos y salarios	524.400
Aportes patronales	133.000
Prestaciones sociales y otras indemnizaciones	328.295
Asistencia socioeconómica	724.800
Compra de bienes y servicios	334.797
Bienes de consumo	194.097
Servicios no personales	140.700
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**60.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**60.000**
RECURSOS PROPIOS DE CAPITAL	60.000
Ahorro en cuenta corriente	60.000
2.2 GASTOS DE CAPITAL	**60.000**
INVERSIÓN REAL DIRECTA	60.000
Formación bruta de capital fijo	60.000
Maquinaria, equipos y otros bienes muebles	60.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

02
Contraloría General de la República

Contraloría General de la República

A0398 Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)

A0416 Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)

A0398

Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)

FUNDACIÓN INSTITUTO DE ALTOS ESTUDIOS DE CONTROL FISCAL Y AUDITORIA DE ESTADO GUMERSINDO TORRES (COFAE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE), tiene un presupuesto Bs. 72.169.632, cuyo financiamiento proviene de las siguientes fuentes: Transferencias de la República a Través de la Contraloría General de la República (CGR) Bs. 10.000.000, ingresos propios derivados de la venta de bienes y servicios e ingresos de la propiedad Bs. 19.505.618, recursos de capital Bs. 2.957.575 y recursos financieros Bs. 39.706.439.

POLITICA DE FINANCIAMIENTO

- Incrementar los servicios académicos, a través del aumento del número de actividades académicas en Compañía y en Sede, principalmente con programas ejecutivos de formación integral, conducentes a diplomados de altos estudios.
- Dar continuidad a programas de capacitación para la Contraloría General de la República (CGR) y a nuevos participantes de distintos organismos públicos y privados.
- Aumentar la tarifa por horas académicas. La tarifa horaria esta directamente vinculada con la Unidad Tributaria y la inflación, se estima que la tarifa por hora académica para el ejercicio 2013 tenga un valor accesible a los distintos demandantes.
- Obtener Ingresos por edición y venta de libros y textos, entre otros.

POLÍTICA DE GASTOS

- Racionalizar los gastos de funcionamiento de la Fundación a montos mínimos imprescindibles para brindar un servicio de capacitación técnica especializada de óptima calidad.
- Actualizar la plataforma informática, consolidar y ampliar la educación a distancia.
- Consolidar los programas de capacitación integral.
- Iniciar la primera cohorte de la especialización en Auditoria y Control de Estado.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**29.505.618**
INGRESOS CORRIENTES ORDINARIOS	29.505.618
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	15.606.818
Venta de otros bienes y servicios	15.606.818
INGRESOS DE LA PROPIEDAD	3.898.800
Intereses	3.898.800
Intereses internos	3.898.800
Intereses por depósitos	3.898.800
TRANSFERENCIAS CORRIENTES	10.000.000
Transferencias corrientes del sector público	10.000.000
Transferencias corrientes internas recibidas del sector público	10.000.000
De la República	10.000.000
INGRESOS DE CAPITAL	**2.957.575**
RECURSOS PROPIOS DE CAPITAL	2.957.575
Incremento de la depreciación y amortización acumuladas	2.957.575
FUENTES DE FINANCIAMIENTO	**39.706.439**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	39.706.439
Disminución de otros activos financieros	39.706.439
Disminución de disponibilidades	39.706.439
Disminución de bancos	39.706.439
TOTAL RECURSOS	**72.169.632**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**60.355.196**
GASTOS DE CONSUMO	60.233.996
Remuneraciones	36.123.119
Sueldos, salarios y otras retribuciones	11.086.116
Beneficios y complementos de sueldos y salarios	14.793.911
Aportes patronales	1.337.232
Prestaciones sociales y otras indemnizaciones	2.806.992
Asistencia socioeconómica	6.098.868
Compra de bienes y servicios	17.533.665
Bienes de consumo	4.022.751
Servicios no personales	13.510.914
Impuestos indirectos	3.619.637
Depreciación y amortización	2.957.575
TRANSFERENCIAS Y DONACIONES CORRIENTES	121.200
Al sector privado	121.200
Transferencias corrientes al sector privado	111.200
Directas a personas	111.200
Pensiones y otros beneficios asociados	111.200
Donaciones corrientes al sector privado	10.000
Donaciones a personas	10.000
GASTOS DE CAPITAL	**11.814.436**
INVERSIÓN REAL DIRECTA	11.814.436
Formación bruta de capital fijo	11.814.436
Maquinaria, equipos y otros bienes muebles	3.500.004
Construcciones de bienes de dominio privado	8.314.432
TOTAL GASTOS	**72.169.632**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118852	Generación de Tecnologías de Capacitación	Actividad Realizada			60	2.682.476	10.000.000			12.682.476
118903	Actualización y Nivelación en Gestión Pública y Control Fiscal	Funcionario Capacitado			4.575	10.738.531				10.738.531
118910	Desarrollo de Competencias Integrales en Gerencia y Control de Estado	Funcionario Capacitado			375	8.106.552				8.106.552
118920	Desarrollo de Competencias Superiores en Gerencia y Control de Estado	Matricula			60	1.519.944				1.519.944
118937	Actualización Técnica, Metodológica y Tecnológica del Personal Docente de la Institución	Instructor Formado			75	108.556				108.556
118952	Gestión de Servicios de Información Técnico Fiscal	Usuario Atendido	725	725	1.450	1.531.780				1.531.780
118969	Reorientación y Actualización de la plataforma campusCOFAE para la capacitación Presencial y Sin Distancia	Actualización			5	1.911.583				1.911.583
119075	Creación de Espacios Académicos de Vanguardia Tecnológica	Metro Cuadrado			3.000	3.212.135				3.212.135
119088	Mejoramiento de la Plataforma del Centro de Datos	Equipo			5	262.119				262.119
119116	Virtualización de la Plataforma Telemática de Servidores	Sistema			2	3.523.723				3.523.723
119143	Consolidación de Tecnologías de Comunicación IP	Sistema			2	969.158				969.158
119249	Generación de Software Institucional	Software			5	107.464				107.464
119277	Gestión Editorial	Edición			10	1.716.784				1.716.784
119303	Gestión de Eventos Culturales	Evento Organizado			32	2.212.020				2.212.020
119309	Comunicación y Promoción Institucional	Promoción			101	7.367.045				7.367.045
TOTAL						45.969.870	10.000.000			55.969.870

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	10.796.651				10.796.651
02	Gestión administrativa	5.291.911				5.291.911
03	Previsión y protección social	111.200				111.200
	TOTAL	**16.199.762**				**16.199.762**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**54**	**52**	**12**	**118**	**5.323.248**	**1.663.944**	**6.987.192**
Directivo		1		1	178.032		178.032
Profesional y Técnico	30	19	9	58	2.753.304	970.332	3.723.636
Personal Administrativo	12	18		30	1.002.000	265.764	1.267.764
Personal Docente	5	2		7	622.128	222.228	844.356
Personal de Investigación	4	3		7	355.656	188.016	543.672
Obrero	3	9	3	15	412.128	17.604	429.732
Personal Contratado	**33**	**14**		**47**	**5.762.868**		**5.762.868**
Personal Docente	33	14		47	5.762.868		5.762.868
TOTAL	**87**	**66**	**12**	**165**	**11.086.116**	**1.663.944**	**12.750.060**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1**	**1**	**2**	**104.000**
Empleados	1	1	2	104.000
TOTAL	**1**	**1**	**2**	**104.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	36.123.119
4.02	Materiales, suministros y mercancías	4.022.751
4.03	Servicios no personales	17.130.551
4.04	Activos reales	11.814.436
4.07	Transferencias y donaciones	121.200
4.08	Otros gastos	2.957.575
	TOTAL	**72.169.632**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**29.505.618**
INGRESOS CORRIENTES ORDINARIOS	29.505.618
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	15.606.818
Venta de otros bienes y servicios	15.606.818
INGRESOS DE LA PROPIEDAD	3.898.800
Intereses	3.898.800
Intereses internos	3.898.800
Intereses por depósitos	3.898.800
TRANSFERENCIAS CORRIENTES	10.000.000
Transferencias corrientes del sector público	10.000.000
Transferencias corrientes internas recibidas del sector público	10.000.000
De la República	10.000.000
Recursos Ordinarios	10.000.000
1.2 GASTOS CORRIENTES	**60.355.196**
GASTOS DE CONSUMO	60.233.996
Remuneraciones	36.123.119
Sueldos, salarios y otras retribuciones	11.086.116
Beneficios y complementos de sueldos y salarios	14.793.911
Aportes patronales	1.337.232
Prestaciones sociales y otras indemnizaciones	2.806.992
Asistencia socioeconómica	6.098.868
Compra de bienes y servicios	17.533.665
Bienes de consumo	4.022.751
Servicios no personales	13.510.914
Impuestos indirectos	3.619.637
Depreciación y amortización	2.957.575

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
TRANSFERENCIAS Y DONACIONES CORRIENTES	121.200
Al sector privado	121.200
Transferencias corrientes al sector privado	111.200
Directas a personas	111.200
Pensiones y otros beneficios asociados	111.200
Donaciones corrientes al sector privado	10.000
Donaciones a personas	10.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(30.849.578)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(27.892.003)**
RECURSOS PROPIOS DE CAPITAL	(27.892.003)
Desahorro en cuenta corriente	(30.849.578)
Incremento de la depreciación y amortización acumuladas	2.957.575
2.2 GASTOS DE CAPITAL	**11.814.436**
INVERSIÓN REAL DIRECTA	11.814.436
Formación bruta de capital fijo	11.814.436
Maquinaria, equipos y otros bienes muebles	3.500.004
Construcciones de bienes de dominio privado	8.314.432
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(39.706.439)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**39.706.439**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	39.706.439
Disminución de otros activos financieros	39.706.439
Disminución de disponibilidades	39.706.439
Disminución de bancos	39.706.439
3.2 APLICACIONES FINANCIERAS	**39.706.439**
DÉFICIT FINANCIERO	39.706.439

A0416

Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)

FUNDACIÓN PARA LOS SERVICIOS DE SALUD Y PREVISIÓN SOCIAL DE LA CONTRALORÍA GENERAL DE LA REPÚBLICA (SERSACON)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON), tiene un presupuesto de Bs. 40.000.000, cuyo financiamiento proviene de Transferencias de la República a través de la Contraloría General de la República.

POLÍTICA DE FINANCIAMIENTO:

La Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON), se crea por disposición del Contralor General de la República según resolución N01-00-115 de fecha 23-03-2004, publicada en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 37.910 de fecha 31-03-2004, con el objeto de implementar los planes y ejecutar las actividades orientadas a garantizar la asistencia médica preventiva, ambulatoria y hospitalaria del personal de la Contraloría General de la República y de su grupo familiar así como su respectivo financiamiento dentro de los limites y términos que se establezcan al efecto.

En este sentido, la Fundación orienta sus actividades hacia la organización de su personal, a fin de implementar la estructura con la cual poder cumplir su objetivo general, lo cual supone la realización de un cronograma de actividades de carácter operativo a ejecutarse durante todo el año.

2.- POLÍTICA DE GASTOS:

La Fundación se manejará bajo los más estrictos criterios de austeridad que permitan un funcionamiento óptimo, sin sacrificios en la calidad del servicio que pretende ofrecer.

3.- POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ORGANISMO:

En este sentido, la Fundación cuenta con dos (2) proyectos claramente diferenciados en cuanto a los objetivos que se pretenden cumplir y los recursos asignados para ello:

- Servicio Médico y Asistencia Social
- Previsión Social, Esparcimiento y Recreación.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**40.000.000**
INGRESOS CORRIENTES ORDINARIOS	40.000.000
TRANSFERENCIAS CORRIENTES	40.000.000
Transferencias corrientes del sector público	40.000.000
Transferencias corrientes internas recibidas del sector público	40.000.000
De la República	40.000.000
TOTAL RECURSOS	**40.000.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**37.395.800**
GASTOS DE CONSUMO	37.395.800
Remuneraciones	6.379.200
Sueldos, salarios y otras retribuciones	3.177.560
Beneficios y complementos de sueldos y salarios	2.078.440
Aportes patronales	79.900
Prestaciones sociales y otras indemnizaciones	483.300
Asistencia socioeconómica	560.000
Compra de bienes y servicios	31.008.700
Bienes de consumo	2.464.510
Servicios no personales	28.544.190
Impuestos indirectos	7.900
GASTOS DE CAPITAL	**2.214.200**
INVERSIÓN REAL DIRECTA	2.214.200
Formación bruta de capital fijo	2.214.200
Maquinaria, equipos y otros bienes muebles	2.214.200
APLICACIONES FINANCIERAS	**390.000**
DISMINUCIÓN DE PASIVOS	390.000
Disminución de cuentas y efectos por pagar	390.000
Disminución de cuentas y efectos por pagar a mediano y largo plazo	390.000
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	390.000
TOTAL GASTOS	**40.000.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119095	SERVICIO MÉDICO ASISTENCIAL SOCIAL	Caso Atendido			19.500		31.135.500			31.135.500
119137	PREVISIÓN SOCIAL, ESPARCIMIENTO Y RECREACIÓN	Actividad			80		8.864.500			8.864.500
	TOTAL						40.000.000			40.000.000

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**16**	**14**		**30**	**2.102.560**	**106.000**	**2.208.560**
Profesional y Técnico	10	8		18	1.102.560	106.000	1.208.560
Personal Administrativo	4	6		10	700.000		700.000
Personal Médico	2			2	300.000		300.000
Personal Contratado	**1**	**1**		**2**	**38.000**		**38.000**
Personal Administrativo		1		1	38.000		38.000
TOTAL	**17**	**15**		**32**	**2.140.560**	**106.000**	**2.246.560**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	6.379.200
4.02	Materiales, suministros y mercancías	2.464.510
4.03	Servicios no personales	28.552.090
4.04	Activos reales	2.214.200
4.11	Disminución de pasivos	390.000
	TOTAL	**40.000.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**40.000.000**
INGRESOS CORRIENTES ORDINARIOS	40.000.000
TRANSFERENCIAS CORRIENTES	40.000.000
Transferencias corrientes del sector público	40.000.000
Transferencias corrientes internas recibidas del sector público	40.000.000
De la República	40.000.000
Recursos Ordinarios	40.000.000
1.2 GASTOS CORRIENTES	**37.395.800**
GASTOS DE CONSUMO	37.395.800
Remuneraciones	6.379.200
Sueldos, salarios y otras retribuciones	3.177.560
Beneficios y complementos de sueldos y salarios	2.078.440
Aportes patronales	79.900
Prestaciones sociales y otras indemnizaciones	483.300
Asistencia socioeconómica	560.000
Compra de bienes y servicios	31.008.700
Bienes de consumo	2.464.510
Servicios no personales	28.544.190
Impuestos indirectos	7.900
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.604.200**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.604.200**
RECURSOS PROPIOS DE CAPITAL	2.604.200
Ahorro en cuenta corriente	2.604.200
2.2 GASTOS DE CAPITAL	**2.214.200**
INVERSIÓN REAL DIRECTA	2.214.200
Formación bruta de capital fijo	2.214.200
Maquinaria, equipos y otros bienes muebles	2.214.200

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**390.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**390.000**
SUPERÁVIT FINANCIERO	390.000
3.2 APLICACIONES FINANCIERAS	**390.000**
DISMINUCIÓN DE PASIVOS	390.000
Disminución de cuentas y efectos por pagar	390.000
Disminución de cuentas y efectos por pagar a mediano y largo plazo	390.000
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	390.000

03
Consejo Nacional Electoral

Consejo Nacional Electoral

A0248 Fundación Instituto de Altos Estudios del Poder Electoral

A0248

Fundación Instituto de Altos Estudios del Poder Electoral

FUNDACIÓN INSTITUTO DE ALTOS ESTUDIOS DEL PODER ELECTORAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto de Altos Estudios del Poder Electoral, para el Ejercicio Fiscal del año 2013, a objeto de cumplir con su misión de formar (académica, institucional y comunitariamente) a las funcionarias y funcionarios electorales y ciudadanía en general, así como también investigar, documentar y publicar la materia electoral y de registro civil, presenta a continuación la política presupuestaria a implementar a través del Instituto, la cual se detalla a continuación:

- Diseñar ofertas académicas institucionales y comunitarias dirigidas a las funcionarias y funcionarios del Poder Electoral y a la ciudadanía en general, con una estructura de costos y tarifas solidarias expresadas en Unidades Tributarias y con algunas excepciones.
- Obtener Ingresos por edición y venta de libros, a través de ferias de libros y librerías públicas y privadas.
- Recibir ingresos por la venta de servicio de fotocopiado de libros y Gacetas Electorales en el Centro de Documentación e Información.
- Racionalizar los gastos de funcionamiento del Instituto a montos mínimos imprescindibles para brindar un servicio de formación especializada de óptima calidad.
- Actualizar la plataforma tecnológica propia, para promover la educación a distancia y así obtener un mayor alcance en la Formación Integral.
- Impartir estudios de alto nivel en materia electoral, registro civil y ciencias afines.
- Simplificar los procesos de edición y publicación de obras, buscando ahorros significativos en el producto final destinado a la venta.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**2.988.306**
INGRESOS CORRIENTES ORDINARIOS	2.988.306
TRANSFERENCIAS CORRIENTES	2.988.306
Transferencias corrientes del sector público	2.988.306
Transferencias corrientes internas recibidas del sector público	2.988.306
De la República	2.988.306
TOTAL RECURSOS	**2.988.306**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**2.964.156**
GASTOS DE CONSUMO	2.964.156
Compra de bienes y servicios	2.637.091
Bienes de consumo	284.127
Servicios no personales	2.352.964
Impuestos indirectos	327.065
GASTOS DE CAPITAL	**24.150**
INVERSIÓN REAL DIRECTA	24.150
Formación bruta de capital fijo	24.150
Maquinaria, equipos y otros bienes muebles	24.150
TOTAL GASTOS	**2.988.306**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119423	Consolidación de la Escuela del Pensamiento del Poder Electoral.	Participante			33.160		1.932.783			1.932.783
TOTAL							**1.932.783**			**1.932.783**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
02	Gestión administrativa		1.055.523			1.055.523
TOTAL			**1.055.523**			**1.055.523**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.02	Materiales, suministros y mercancías	284.127
4.03	Servicios no personales	2.680.029
4.04	Activos reales	24.150
	TOTAL	**2.988.306**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.988.306**
INGRESOS CORRIENTES ORDINARIOS	2.988.306
TRANSFERENCIAS CORRIENTES	2.988.306
Transferencias corrientes del sector público	2.988.306
Transferencias corrientes internas recibidas del sector público	2.988.306
De la República	2.988.306
Recursos Ordinarios	2.988.306
1.2 GASTOS CORRIENTES	**2.964.156**
GASTOS DE CONSUMO	2.964.156
Compra de bienes y servicios	2.637.091
Bienes de consumo	284.127
Servicios no personales	2.352.964
Impuestos indirectos	327.065
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**24.150**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**24.150**
RECURSOS PROPIOS DE CAPITAL	24.150
Ahorro en cuenta corriente	24.150
2.2 GASTOS DE CAPITAL	**24.150**
INVERSIÓN REAL DIRECTA	24.150
Formación bruta de capital fijo	24.150
Maquinaria, equipos y otros bienes muebles	24.150
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

06
Ministerio del Poder Popular para Relaciones Exteriores

Ministerio del Poder Popular para Relaciones Exteriores

A0170 Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual

A0170

Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual

SERVICIO AUTÓNOMO INSTITUTO DE ALTOS ESTUDIOS DIPLOMÁTICOS PEDRO GUAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto de Altos Estudios Diplomáticos Pedro Gual tiene sus objetivos enmarcados en el Decreto de Creación N° 1.484 de fecha 28 de febrero de 1991, previendo a través de sus dos objetivos fundamentales de formación e investigación y relaciones interinstitucionales, atender para el ejercicio fiscal 2013, los cursos y las labores de documentación e investigación, requeridas para cubrir las necesidades que tiene el país, de preparar funcionarios que participen en forma eficiente y eficaz, en las relaciones diplomáticas.

Con la finalidad de apuntalar la gestión del Instituto, principalmente en lo que se refiere a intercambio interinstitucional, se ha programado para el año 2013, un número de convenios a suscribir y eventos a desarrollar con diversas academias diplomáticas y universidades, tanto del país como del exterior. Igualmente, tiene previsto implementar diversos cursos, con la participación de aproximadamente 1.687 funcionarios del Ministerio del Poder Popular para Relaciones Exteriores y de otros organismos públicos de la administración central; asimismo, se desarrollarán proyectos de investigación que originaran 36 publicaciones en el año.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**9.000.748**
INGRESOS CORRIENTES ORDINARIOS	9.000.748
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	100.000
Venta de otros bienes y servicios	100.000
INGRESOS DE OPERACIÓN	100.000
Otros ingresos de operación	100.000
TRANSFERENCIAS CORRIENTES	8.800.748
Transferencias corrientes del sector público	8.800.748
Transferencias corrientes internas recibidas del sector público	8.800.748
De la República	8.800.748
INGRESOS DE CAPITAL	**100.000**
RECURSOS PROPIOS DE CAPITAL	100.000
Incremento de la depreciación y amortización acumuladas	100.000
FUENTES DE FINANCIAMIENTO	**3.305.375**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.305.375
Disminución de otros activos financieros	3.305.375
Disminución de disponibilidades	3.305.375
Disminución de caja	3.305.375
TOTAL RECURSOS	**12.406.123**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**12.096.123**
GASTOS DE CONSUMO	10.641.609
Remuneraciones	6.520.653
Sueldos, salarios y otras retribuciones	2.456.863
Beneficios y complementos de sueldos y salarios	2.715.294
Prestaciones sociales y otras indemnizaciones	482.519
Asistencia socioeconómica	865.977
Compra de bienes y servicios	4.020.956
Bienes de consumo	1.084.425
Servicios no personales	2.936.531
Depreciación y amortización	100.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.454.514
Al sector público	1.454.514
Donaciones corrientes al sector público	1.454.514
A la República	1.454.514
GASTOS DE CAPITAL	**160.000**
INVERSIÓN REAL DIRECTA	160.000
Formación bruta de capital fijo	160.000
Maquinaria, equipos y otros bienes muebles	160.000
APLICACIONES FINANCIERAS	**150.000**
DISMINUCIÓN DE PASIVOS	150.000
Disminución de cuentas y efectos por pagar	150.000
Disminución de otras cuentas y efectos por pagar	150.000
Disminución de otras cuentas por pagar a corto plazo	150.000
TOTAL GASTOS	**12.406.123**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119079	Contribuir con la formación integral permanente y especializada en relaciones internacionales y política exterior para el personal que labora en el Ministerio del Poder Popular para Relaciones Exteriores, organismos gubernamentales y colectivos organizados	Ciudadano Formado	844	843	1.687	628.419	8.800.748			9.429.167
TOTAL						628.419	8.800.748			9.429.167

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	80.000				80.000
02	Gestión Administrativa	2.796.956			100.000	2.896.956
TOTAL		2.876.956			100.000	2.976.956

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**94**	**49**		**143**	**2.456.863**		**2.456.863**
Profesional y Técnico	1			1	80.000		80.000
Administrativo	28	14		42	1.546.863		1.546.863
Docente	65	35		100	830.000		830.000
TOTAL	**94**	**49**		**143**	**2.456.863**		**2.456.863**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	6.520.653
4.02	Materiales, suministros y mercancías	1.084.425
4.03	Servicios no personales	2.936.531
4.04	Activos reales	160.000
4.07	Transferencias y donaciones	1.454.514
4.08	Otros gastos	100.000
4.11	Disminución de pasivos	150.000
	TOTAL	**12.406.123**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**9.000.748**
INGRESOS CORRIENTES ORDINARIOS	9.000.748
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	100.000
Venta de otros bienes y servicios	100.000
INGRESOS DE OPERACIÓN	100.000
Otros ingresos de operación	100.000
TRANSFERENCIAS CORRIENTES	8.800.748
Transferencias corrientes del sector público	8.800.748
Transferencias corrientes internas recibidas del sector público	8.800.748
De la República (Ministerio del Poder Popular para Relaciones Exteriores)	8.800.748
Recursos Ordinarios	8.800.748
1.2 GASTOS CORRIENTES	**12.096.123**
GASTOS DE CONSUMO	10.641.609
Remuneraciones	6.520.653
Sueldos, salarios y otras retribuciones	2.456.863
Beneficios y complementos de sueldos y salarios	2.715.294
Prestaciones sociales y otras indemnizaciones	482.519
Asistencia socioeconómica	865.977
Compra de bienes y servicios	4.020.956
Bienes de consumo	1.084.425
Servicios no personales	2.936.531
Depreciación y amortización	100.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.454.514
Al sector público	1.454.514
Donaciones corrientes al sector público	1.454.514
A la República	1.454.514
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(3.095.375)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(2.995.375)**
RECURSOS PROPIOS DE CAPITAL	(2.995.375)
Desahorro en cuenta corriente	(3.095.375)
Incremento de la depreciación y amortización acumuladas	100.000
2.2 GASTOS DE CAPITAL	**160.000**
INVERSIÓN REAL DIRECTA	160.000
Formación bruta de capital fijo	160.000
Maquinaria, equipos y otros bienes muebles	160.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(3.155.375)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**3.305.375**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.305.375
Disminución de otros activos financieros	3.305.375
Disminución de disponibilidades	3.305.375
Disminución de caja	3.305.375
3.2 APLICACIONES FINANCIERAS	**3.305.375**
DISMINUCIÓN DE PASIVOS	150.000
Disminución de cuentas y efectos por pagar	150.000
Disminución de otras cuentas y efectos por pagar	150.000
Disminución de otras cuentas por pagar a corto plazo	150.000
DÉFICIT FINANCIERO	3.155.375

08
Ministerio del Poder Popular para la Defensa

Ministerio del Poder Popular para la Defensa

A0005 Instituto Autónomo Círculo de las Fuerzas Armadas (IACFA)
A0044 Instituto de Oficiales de las Fuerzas Armadas en Situación de Retiro (IORFAN)
A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)
A0065 Oficina Coordinadora de la Prestación de los Servicios Educativos del Ministerio de la Defensa (OCPSE)
A0066 Servicio Autónomo de Salud de la Fuerza Armada Nacional
A0100 Unidad Naval Coordinadora de los Servicios de Carenado, Reparaciones de Casco, Reparaciones y Mantenimiento de Equipos y Sistemas de los Buques (UCOCAR)
A0126 Fondo Autónomo de Inversiones y Previsión Socio-económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA)
A0157 Servicio Autónomo de Bienes y Servicios del Ejército (SABSE)
A0192 Oficina Coordinadora de Hidrografía y Navegación (OCHINA)
A0193 Oficina Coordinadora de Apoyo Marítimo de la Armada (OCAMAR)
A0194 Servicio Autónomo sin Personalidad Jurídica de la Fuerza Aérea Venezolana (SAFAV)
A0195 Servicio Autónomo de Mantenimiento de Lanchas de la Guardia Nacional (SAMALGUARN)
A0448 Fundación de Atención Social del Ministerio de la Defensa (FUNDASMIN)
A0485 Fundación de Cardiología Integral (FUNDACARDIN)
A1375 Universidad Militar Bolivariana de Venezuela (UMBV)

A0005

Instituto Autónomo Círculo de las Fuerzas Armadas (IACFA)

INSTITUTO AUTÓNOMO CÍRCULO DE LAS FUERZAS ARMADAS (IACFA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La misión del Instituto es contribuir a una mayor identificación entre los profesionales de la Institución Armada, lo cual permite el incremento de la vida social de ellos y sus familiares, en consecuencia, el Círculo de las Fuerzas Armadas funcionará como centro de recepciones, de cultura intelectual y física, de esparcimiento o recreación y de alojamiento.

Su visión es ser una organización dotada de recursos humanos, materiales y financieros de alta calidad, para lograr la autogestión y el autofinanciamiento en un lapso de cinco (5) años, lo que permitirá proporcionar un óptimo servicio en las áreas de recreación y alojamiento a los socios, sus familiares y demás usuarios en un ambiente integrador con una sólida imagen y credibilidad, logrando con esto ubicarse entre los primeros clubes del país.

Su actividad principal es brindar a sus socios militares y civiles un excelente servicio en materia de recreación, alojamiento y bienestar.

Dentro del nuevo enfoque de desarrollo del país, la función del IACFA está enmarcada dentro del área estratégica "Suprema Felicidad Social", contemplada en el Primer Plan Socialista "Simón Bolívar" 2007-2013 y para alcanzar sus objetivos se establece el logro de un Proyecto Presupuestario específico: "Servicios de Relación Social Integral", el cual se complementará con tres (3) Acciones Centralizadas de apoyo, siguiendo las directrices emanadas de la Comisión Central de Planificación y del Ministerio del Poder Popular para la Defensa.

El aporte del Ejecutivo Nacional se utilizará para cubrir parcialmente el gasto de personal. El personal activo del IACFA está conformado por 1.021 trabajadores; de los cuales 804 son obreros y 217 son empleados; el personal pasivo asciende a 184.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**284.369.677**
INGRESOS CORRIENTES ORDINARIOS	284.369.677
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	238.845.758
Venta de otros bienes y servicios	238.845.758
INGRESOS DE LA PROPIEDAD	8.544.329
Intereses	239.344
Intereses internos	239.344
Intereses por depósitos	239.344
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	8.304.985
Alquileres	8.304.985
TRANSFERENCIAS CORRIENTES	24.000.000
Transferencias corrientes del sector público	24.000.000
Transferencias corrientes internas recibidas del sector público	24.000.000
De la República	24.000.000
OTROS INGRESOS	12.979.590
Otros ingresos ordinarios	12.979.590
INGRESOS DE CAPITAL	**2.677.943**
RECURSOS PROPIOS DE CAPITAL	2.677.943
Incremento de la depreciación y amortización acumuladas	2.677.943
TOTAL RECURSOS	**287.047.620**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**233.192.646**
GASTOS DE CONSUMO	222.446.217
Remuneraciones	105.502.296
Sueldos, salarios y otras retribuciones	52.459.399
Beneficios y complementos de sueldos y salarios	22.347.360
Aportes patronales	5.197.392
Prestaciones sociales y otras indemnizaciones	11.150.948
Asistencia socioeconómica	14.347.197
Compra de bienes y servicios	106.848.015
Bienes de consumo	64.751.019
Servicios no personales	42.096.996
Impuestos indirectos	7.417.963
Depreciación y amortización	2.677.943
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.746.429
Al sector privado	5.657.306
Transferencias corrientes al sector privado	5.657.306
Directas a personas	5.657.306
Pensiones y otros beneficios asociados	1.533.080
Jubilaciones y otros beneficios asociados	4.124.226
Al sector público	5.089.123
Transferencias corrientes al sector público	5.089.123
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	5.089.123

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS DE CAPITAL	**41.255.678**
INVERSIÓN REAL DIRECTA	41.255.678
Formación bruta de capital fijo	40.214.779
Maquinaria, equipos y otros bienes muebles	15.123.009
Construcciones de bienes de dominio privado	25.091.770
Bienes intangibles	1.040.899
APLICACIONES FINANCIERAS	**12.599.296**
INVERSIÓN FINANCIERA	11.855.497
Incremento de otros activos financieros	11.855.497
Incremento de disponibilidades	11.855.497
Incremento de caja	11.855.497
DISMINUCIÓN DE PASIVOS	743.799
Disminución de cuentas y efectos por pagar	743.799
Disminución de cuentas y efectos por pagar a mediano y largo plazo	743.799
Disminución de efectos a pagar a proveedores a mediano y largo plazo	743.799
TOTAL GASTOS	**287.047.620**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118514	Servicios de Relación Social Integral	Servicio Integrado			1	213.493.990	24.000.000			237.493.990
TOTAL						213.493.990	24.000.000			237.493.990

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	26.207.905				26.207.905
02	Gestión administrativa	17.688.419				17.688.419
03	Previsión y protección social	5.657.306				5.657.306
TOTAL		49.553.630				49.553.630

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**493**	**497**	**27**	**1.017**	**29.754.016**	**5.334.106**	**35.088.122**
Profesional y Técnico	103	15	16	134	4.993.851	775.121	5.768.972
Personal Administrativo	60	12	11	83	2.039.808	480.613	2.520.421
Obrero	330	470		800	22.720.357	4.078.372	26.798.729
Personal Fijo a Tiempo Parcial			**4**	**4**	**165.375**		**165.375**
Obrero			4	4	165.375		165.375
TOTAL	**493**	**497**	**31**	**1.021**	**29.919.391**	**5.334.106**	**35.253.497**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**31**	**18**	**49**	**1.533.080**
Obreros	23	14	37	1.136.374
Empleados	8	4	12	396.706
Jubilados	**54**	**81**	**135**	**4.124.226**
Obreros	24	57	81	2.464.518
Empleados	30	24	54	1.659.708
TOTAL	**85**	**99**	**184**	**5.657.306**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	105.502.296
4.02	Materiales, suministros y mercancías	64.751.019
4.03	Servicios no personales	49.514.959
4.04	Activos reales	41.255.678
4.05	Activos financieros	11.855.497
4.07	Transferencias y donaciones	10.746.429
4.08	Otros gastos	2.677.943
4.11	Disminución de pasivos	743.799
	TOTAL	**287.047.620**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**284.369.677**
INGRESOS CORRIENTES ORDINARIOS	284.369.677
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	238.845.758
Venta de otros bienes y servicios	238.845.758
INGRESOS DE LA PROPIEDAD	8.544.329
Intereses	239.344
Intereses internos	239.344
Intereses por depósitos	239.344
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	8.304.985
Alquileres	8.304.985
TRANSFERENCIAS CORRIENTES	24.000.000
Transferencias corrientes del sector público	24.000.000
Transferencias corrientes internas recibidas del sector público	24.000.000
De la República	24.000.000
Recursos Ordinarios	24.000.000
OTROS INGRESOS	12.979.590
Otros ingresos ordinarios	12.979.590
1.2 GASTOS CORRIENTES	**233.192.646**
GASTOS DE CONSUMO	222.446.217
Remuneraciones	105.502.296
Sueldos, salarios y otras retribuciones	52.459.399
Beneficios y complementos de sueldos y salarios	22.347.360
Aportes patronales	5.197.392
Prestaciones sociales y otras indemnizaciones	11.150.948
Asistencia socioeconómica	14.347.197

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Compra de bienes y servicios	106.848.015
Bienes de consumo	64.751.019
Servicios no personales	42.096.996
Impuestos indirectos	7.417.963
Depreciación y amortización	2.677.943
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.746.429
Al sector privado	5.657.306
Transferencias corrientes al sector privado	5.657.306
Directas a personas	5.657.306
Pensiones y otros beneficios asociados	1.533.080
Jubilaciones y otros beneficios asociados	4.124.226
Al sector público	5.089.123
Transferencias corrientes al sector público	5.089.123
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	5.089.123
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**51.177.031**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**53.854.974**
RECURSOS PROPIOS DE CAPITAL	53.854.974
Ahorro/ Desahorro en cuenta corriente	51.177.031
Incremento de la depreciación y amortización acumuladas	2.677.943
2.2 GASTOS DE CAPITAL	**41.255.678**
INVERSIÓN REAL DIRECTA	41.255.678

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Formación bruta de capital fijo	40.214.779
Maquinaria, equipos y otros bienes muebles	15.123.009
Construcciones de bienes de dominio privado	25.091.770
Bienes intangibles	1.040.899
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**12.599.296**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**12.599.296**
SUPERÁVIT FINANCIERO	12.599.296
3.2 APLICACIONES FINANCIERAS	**12.599.296**
INVERSIÓN FINANCIERA	11.855.497
Incremento de otros activos financieros	11.855.497
Incremento de disponibilidades	11.855.497
Incremento de caja	11.855.497
DISMINUCIÓN DE PASIVOS	743.799
Disminución de cuentas y efectos por pagar	743.799
Disminución de cuentas y efectos por pagar a mediano y largo plazo	743.799
Disminución de efectos a pagar a proveedores a mediano y largo plazo	743.799

A0044

Instituto de Oficiales de las Fuerzas Armadas en Situación de Retiro (IORFAN)

INSTITUTO DE OFICIALES DE LAS FUERZAS ARMADAS EN SITUACIÓN DE RETIRO (IORFAN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto de Oficiales de la Fuerza Armada Nacional en Situación de Retiro (IORFAN), como organismo encargado de: agrupar a todos los Oficiales que se encuentren o pasen a la situación de retiro o cesen en sus funciones, tiene a su cargo; estimular su mutuo acercamiento y fortalecer los vínculos de fraternidad que deben existir entre los miembros de la Institución Armada mediante todos los organismos del sector militar.

A este respecto, coordina y coopera elevándoles a la población afiliada y familiares, la gestión de sus necesidades de asistencia inmediata dentro del área de Bienestar y Seguridad Social, abarcando todo los medios de bienestar económico, social y cultural en acción conjunta, con las políticas, planes y proyectos, para el personal militar y familiares inmediatos, en concordancia a todo lo relativo a sus derechos cualquiera que fuera su tiempo de servicios prestados y contribuyendo de manera eficiente, con las demás dependencias de la Fuerza Armada Nacional Bolivariana que han establecido la prestación de servicio de Bienestar y Seguridad Social, acorde a la calidad de vida a cada afiliado para satisfacer sus necesidades no previstas, proporcionando mayor felicidad a estos adultos y adultas mayores.

Se proyecta atender la cantidad de 2.826 casos de atención de bienestar económico, social y cultural de la población de los oficiales de la Fuerza Armada Nacional Bolivariana en Situación de Retiro.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**13.012.998**
INGRESOS CORRIENTES ORDINARIOS	13.012.998
INGRESOS NO TRIBUTARIOS	2.139.924
Ingresos por aportes y contribuciones a la seguridad social	2.139.924
INGRESOS DE LA PROPIEDAD	373.074
Intereses	277.074
Intereses internos	277.074
Intereses por préstamos	99.332
Intereses por depósitos	177.742
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	96.000
Alquileres	96.000
TRANSFERENCIAS CORRIENTES	10.500.000
Transferencias corrientes del sector público	10.500.000
Transferencias corrientes internas recibidas del sector público	10.500.000
De la República	10.500.000
INGRESOS DE CAPITAL	**61.518**
RECURSOS PROPIOS DE CAPITAL	61.518
Incremento de la depreciación y amortización acumuladas	61.518
TOTAL RECURSOS	**13.074.516**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**12.820.385**
GASTOS DE CONSUMO	11.510.325
Remuneraciones	9.790.092
Sueldos, salarios y otras retribuciones	2.062.689
Beneficios y complementos de sueldos y salarios	3.994.180
Aportes patronales	446.581
Prestaciones sociales y otras indemnizaciones	1.047.984
Asistencia socioeconómica	2.238.658
Compra de bienes y servicios	1.658.715
Bienes de consumo	376.224
Servicios no personales	1.282.491
Depreciación y amortización	61.518
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.310.060
Al sector privado	1.310.060
Transferencias corrientes al sector privado	1.310.060
Directas a personas	710.060
Pensiones y otros beneficios asociados	336.802
Jubilaciones y otros beneficios asociados	373.258
Otras transferencias corrientes internas al sector privado	600.000
GASTOS DE CAPITAL	**51.265**
INVERSIÓN REAL DIRECTA	51.265
Formación bruta de capital fijo	51.265
Maquinaria, equipos y otros bienes muebles	51.265
APLICACIONES FINANCIERAS	**202.866**
INVERSIÓN FINANCIERA	202.866
Incremento de otros activos financieros	202.866
Incremento de disponibilidades	1.500
Incremento de bancos	1.500
Incremento de cuentas por cobrar a corto plazo	201.366
Incremento de cuentas comerciales por cobrar a corto plazo	201.366
TOTAL GASTOS	**13.074.516**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118382	Apoyo al Bienestar Social de los Oficiales de la FANB en Situación de Retiro	Caso Atendido			2.826	1.247.392				1.247.392
TOTAL						1.247.392				1.247.392

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	198.310	9.789.940			9.988.250
02	Gestión administrativa	1.128.814				1.128.814
03	Previsión y protección social		710.060			710.060
TOTAL		1.327.124	10.500.000			11.827.124

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**31**	**46**		**77**	**1.854.128**	**245.726**	**2.099.854**
Directivo		33		33	720.640		720.640
Profesional y Técnico	9	1		10	284.285	93.058	377.343
Personal Administrativo	14			14	344.908	80.557	425.465
Obrero	8	12		20	504.295	72.111	576.406
TOTAL	**31**	**46**		**77**	**1.854.128**	**245.726**	**2.099.854**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**3**	**3**	**6**	**336.802**
Obreros	1	3	4	253.786
Empleados	2		2	83.016
Jubilados	**4**	**3**	**7**	**373.257**
Obreros	1	1	2	104.463
Empleados	3	2	5	268.794
TOTAL	**7**	**6**	**13**	**710.059**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	9.790.092
4.02	Materiales, suministros y mercancías	376.224
4.03	Servicios no personales	1.282.491
4.04	Activos reales	51.265
4.05	Activos financieros	201.366
4.07	Transferencias y donaciones	1.310.060
4.08	Otros gastos	61.518
4.11	Disminución de pasivos	1.500
	TOTAL	**13.074.516**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**13.012.998**
INGRESOS CORRIENTES ORDINARIOS	13.012.998
INGRESOS NO TRIBUTARIOS	2.139.924
Ingresos por aportes y contribuciones a la seguridad social	2.139.924
INGRESOS DE LA PROPIEDAD	373.074
Intereses	277.074
Intereses internos	277.074
Intereses por préstamos	99.332
Intereses por depósitos	177.742
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	96.000
Alquileres	96.000
TRANSFERENCIAS CORRIENTES	10.500.000
Transferencias corrientes del sector público	10.500.000
Transferencias corrientes internas recibidas del sector público	10.500.000
De la República	10.500.000
Recursos Ordinarios	10.500.000
1.2 GASTOS CORRIENTES	**12.820.385**
GASTOS DE CONSUMO	11.510.325
Remuneraciones	9.790.092
Sueldos, salarios y otras retribuciones	2.062.689
Beneficios y complementos de sueldos y salarios	3.994.180
Aportes patronales	446.581
Prestaciones sociales y otras indemnizaciones	1.047.984
Asistencia socioeconómica	2.238.658
Compra de bienes y servicios	1.658.715
Bienes de consumo	376.224
Servicios no personales	1.282.491
Depreciación y amortización	61.518
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.310.060
Al sector privado	1.310.060
Transferencias corrientes al sector privado	1.310.060
Directas a personas	710.060
Pensiones y otros beneficios asociados	336.802

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Jubilaciones y otros beneficios asociados	373.258
Otras transferencias corrientes internas al sector privado	600.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**192.613**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**254.131**
RECURSOS PROPIOS DE CAPITAL	254.131
Ahorro/ Desahorro en cuenta corriente	192.613
Incremento de la depreciación y amortización acumuladas	61.518
2.2 GASTOS DE CAPITAL	**51.265**
INVERSIÓN REAL DIRECTA	51.265
Formación bruta de capital fijo	51.265
Maquinaria, equipos y otros bienes muebles	51.265
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**202.866**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**202.866**
SUPERÁVIT FINANCIERO	202.866
3.2 APLICACIONES FINANCIERAS	**202.866**
INVERSIÓN FINANCIERA	202.866
Incremento de otros activos financieros	202.866
Incremento de disponibilidades	1.500
Incremento de bancos	1.500
Incremento de cuentas por cobrar a corto plazo	201.366
Incremento de cuentas comerciales por cobrar a corto plazo	201.366

A0050

Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)

INSTITUTO DE PREVISIÓN SOCIAL DE LAS FUERZAS ARMADAS NACIONALES (IPSFA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto de Previsión Social de la Fuerza Armada, como organismo encargado de prestar y garantizar el bienestar social de los afiliados y familiares inmediatos, fundamenta su política presupuestaria y financiera en los términos establecidos en la Ley Orgánica de Seguridad Social de la Fuerza Armada.

Se estima para el ejercicio fiscal 2013 convertir al IPSFA en un Instituto de Identidad Socialista en pro del interés social del personal militar y sus familiares, por lo tanto la formulación de los diversos proyectos se enmarcan en promover la satisfacción equitativa de las necesidades sociales y distribución de los beneficios que ofrece el Instituto para contribuir con la calidad de vida de cada afiliado acorde con lo establecido en el marco constitucional

Para el logro y consolidación de los objetivos plasmados en el plan operativo anual, el Instituto para el ejercicio fiscal 2013 consideró la consecución de dieciocho (18) proyectos, enmarcados en proyectos contemplados dentro de la Ley de Seguridad Social destinados a administración de los recursos financieros de los Fondos de Pensiones, Prestaciones a cargo del Estado y Cuidado Integral de la Salud; proyectos desarrollados para la prestación de bienes, servicios, apoyo financiero a través de préstamos hipotecarios, de consumo y adquisición de vehículos; Desarrollo del Plan construcción de panaderías Venezuela a nivel nacional a fin de incorporar las relaciones sociales de producción , basadas en formas de propiedad social, así como el Desarrollo Urbanístico Sector Campo Alegre de Maracay, que contempla la construcción de doscientas cincuenta y seis (256) viviendas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**4.301.927.894**
INGRESOS CORRIENTES ORDINARIOS	4.301.927.894
INGRESOS NO TRIBUTARIOS	591.591.825
Ingresos por aportes y contribuciones a la seguridad social	591.591.825
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	192.962.912
Venta de otros bienes y servicios	192.962.912
INGRESOS DE LA PROPIEDAD	448.731.512
Intereses	166.232.050
Intereses internos	166.232.050
Intereses por préstamos	101.745.991
Intereses por títulos-valores	5.590
Intereses por depósitos	64.480.469
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	282.499.462
Alquileres	282.499.462
TRANSFERENCIAS CORRIENTES	2.999.136.079
Transferencias corrientes del sector público	2.999.136.079
Transferencias corrientes internas recibidas del sector público	2.999.136.079
De la República	2.999.136.079
OTROS INGRESOS	69.505.566
Otros ingresos ordinarios	69.505.566
INGRESOS DE CAPITAL	**371.568.168**
RECURSOS PROPIOS DE CAPITAL	6.935.128
Incremento de la depreciación y amortización acumuladas	6.935.128

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	364.633.040
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	66.565.325
Al sector privado	66.565.325
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	298.067.715
Al sector privado	298.067.715
FUENTES DE FINANCIAMIENTO	**340.705.106**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	179.757.661
Disminución de otros activos financieros	179.757.661
Disminución de disponibilidades	113.472.052
Disminución de bancos	113.472.052
Disminución de cuentas por cobrar a corto plazo	37.449.755
Disminución de otras cuentas por cobrar a corto plazo	37.449.755
Disminución de fondos en avance, en anticipo y en fideicomiso	28.835.854
Disminución de anticipos a proveedores	28.835.854
INCREMENTO DE PASIVOS	160.947.445
Incremento de otros pasivos	160.947.445
Incremento de fondos de terceros	160.947.445
Incremento de otros fondos de terceros	160.947.445
TOTAL RECURSOS	**5.014.201.168**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**4.011.946.071**
GASTOS DE CONSUMO	1.858.753.111
Remuneraciones	223.121.827
Sueldos, salarios y otras retribuciones	83.270.089
Beneficios y complementos de sueldos y salarios	46.050.123
Aportes patronales	9.537.924
Prestaciones sociales y otras indemnizaciones	21.808.438
Asistencia socioeconómica	61.410.053
Otros gastos de personal	1.045.200
Compra de bienes y servicios	1.574.100.285
Bienes de consumo	277.037.767
Servicios no personales	1.297.062.518
Impuestos indirectos	63.103.839
Depreciación y amortización	6.935.128
Variación de existencias	-8.507.968
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.998.246.943
Al sector privado	1.925.868.805
Transferencias corrientes al sector privado	1.901.372.180
Directas a personas	1.901.372.180
Pensiones y otros beneficios asociados	1.241.703.171
Jubilaciones y otros beneficios asociados	13.379.419
Otras transferencias directas a personas	646.289.590
Donaciones corrientes al sector privado	24.496.625
Donaciones a personas	24.496.625
Al sector público	72.378.138
Transferencias corrientes al sector público	58.605.501
A los entes descentralizados sin fines empresariales para sus gastos	58.605.501
Donaciones corrientes al sector público	13.772.637
A la República	13.772.637

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
OTROS GASTOS CORRIENTES	154.946.017
Otros gastos corrientes	154.946.017
Bienes y servicios para la venta	85.667.517
Otras pérdidas	69.278.500
GASTOS DE CAPITAL	**705.686.789**
INVERSIÓN REAL DIRECTA	243.521.189
Formación bruta de capital fijo	234.265.021
Maquinaria, equipos y otros bienes muebles	42.981.207
Construcciones de bienes de dominio privado	191.283.814
Incremento de existencias	8.507.968
De materias primas y materiales y suministros	8.507.968
Bienes intangibles	748.200
INVERSIÓN FINANCIERA	462.165.600
Concesión de préstamos a corto plazo	75.420.000
Al sector privado	75.420.000
Concesión de préstamos a largo plazo	386.745.600
Al sector privado	386.745.600
APLICACIONES FINANCIERAS	**296.568.308**
INVERSIÓN FINANCIERA	257.503.501
Incremento de otros activos financieros	257.503.501
Incremento de disponibilidades	215.152.826
Incremento de inversiones temporales	215.152.826
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	42.350.675
Incremento de activos diferidos a corto plazo	42.350.675
DISMINUCIÓN DE PASIVOS	39.064.807
Disminución de cuentas y efectos por pagar	39.064.807
Disminución de otras cuentas y efectos por pagar	39.064.807
Disminución de otras cuentas por pagar a corto plazo	39.064.807
TOTAL GASTOS	**5.014.201.168**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
113702	II Etapa del Desarrollo Urbanistico Sector Campo Alegre de Maracay	01-01-2013	31-12-2014		80.298.211	69.651.763		149.949.974
TOTAL					80.298.211	69.651.763		149.949.974

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113702	II Etapa del Desarrollo Urbanístico Sector Campo Alegre de Maracay	Vivienda			256	80.298.211				80.298.211
117080	Administración de los recursos del fondo de pensiones del personal militar de la FANB	Actividad Administrativa			536.556	299.635.410	1.236.504.062			1.536.139.472
117136	Administración de los recursos del fondo de prestaciones a cargo del estado	Caso			32.080	5.010.103	511.770.454			516.780.557
117148	Administración de los recursos del fondo de cuidado integral de la salud del personal militar de la FANB y familiares inmediatos	Persona Atendida			843.909	393.216.217	1.156.954.236			1.550.170.453
117167	Administración del sistema integral de seguridad social	Persona Atendida			1.412.545	23.996.395	40.954.556			64.950.951
117642	Sistema de cartera de Crédito	Caso			189.800	384.966.925			160.947.445	545.914.370
117799	Sistema integrado de comercialización	Actividad Realizada			4.661	246.986.582				246.986.582
118687	Construcción Panaderia Venezuela IPSFA Maracaibo	Metro Cuadrado			896	8.751.822				8.751.822
118688	Construcción Panaderia Venezuela IPSFA Barquisimeto	Metro Cuadrado			896	8.751.823				8.751.823
118796	Construcción Panaderia Venezuela IPSFA Ciudad Bolivar	Metro Cuadrado			896	8.751.823				8.751.823
118805	Construcción Panaderia Venezuela IPSFA Barinas	Metro Cuadrado			896	8.751.823				8.751.823
118834	Construcción Panaderia Venezuela IPSFA Puerto Cabello	Metro Cuadrado			896	9.892.856				9.892.856
118854	Construcción Panaderia Venezuela IPSFA San Fernando de Apure	Metro Cuadrado			896	10.057.200				10.057.200
118861	Construcción Panaderia Venezuela IPSFA Guarico	Metro Cuadrado			896	9.894.570				9.894.570

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118863	Construcción Panaderia Venezuela IPSFA Falcón	Metro Cuadrado			896	9.892.856				9.892.856
118877	Construcción Panaderia Venezuela IPSFA Margarita	Metro Cuadrado			896	11.321.999				11.321.999
118879	Construcción Panaderia Venezuela IPSFA Mérida	Metro Cuadrado			896	9.892.856				9.892.856
118896	Construcción Panaderia Venezuela IPSFA San Cristóbal	Metro Cuadrado			896	9.892.856				9.892.856
TOTAL						1.539.962.327	2.946.183.308		160.947.445	4.647.093.080

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	67.520.300	52.952.771			120.473.071
02	Gestión administrativa	228.056.489				228.056.489
03	Previsión y protección social	18.578.528				18.578.528
TOTAL		314.155.317	52.952.771			367.108.088

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**633**	**344**	**326**	**1.303**	**34.344.460**	**12.153.858**	**46.498.318**
Profesional y Técnico	244	58	128	430	12.280.420	4.234.297	16.514.717
Personal Administrativo	254	45	138	437	10.713.551	3.908.582	14.622.133
Personal Médico	1	2	3	6	238.164		238.164
Obrero	134	239	57	430	11.112.325	4.010.979	15.123.304
Personal Contratado	**110**	**116**		**226**	**9.352.115**		**9.352.115**
Profesional y Técnico	72	48		120	6.480.000		6.480.000
Personal Administrativo	20	10		30	742.302		742.302
Obrero	18	58		76	2.129.813		2.129.813
TOTAL	743	460	326	1.529	43.696.575	12.153.858	55.850.433

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**5.063**	**39.798**	**44.861**	**1.241.703.171**
Obreros	39	24	63	2.425.616
Empleados	55	30	85	2.773.493
Militares	4.969	39.744	44.713	1.236.504.062
Jubilados	**219**	**113**	**332**	**13.379.419**
Obreros	129	48	177	7.094.592
Empleados	90	65	155	6.284.827
TOTAL	5.282	39.911	45.193	1.255.082.590

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	223.121.827
4.02	Materiales, suministros y mercancías	362.705.284
4.03	Servicios no personales	1.360.166.357
4.04	Activos reales	235.013.221
4.05	Activos financieros	719.669.101
4.07	Transferencias y donaciones	1.998.246.943
4.08	Otros gastos	76.213.628
4.11	Disminución de pasivos	39.064.807
	TOTAL	**5.014.201.168**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.301.927.894**
INGRESOS CORRIENTES ORDINARIOS	4.301.927.894
INGRESOS NO TRIBUTARIOS	**591.591.825**
INGRESOS NO TRIBUTARIOS	591.591.825
Ingresos por aportes y contribuciones a la seguridad social	591.591.825
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	192.962.912
Venta de otros bienes y servicios	192.962.912
INGRESOS DE LA PROPIEDAD	448.731.512
Intereses	166.232.050
Intereses internos	166.232.050
Intereses por préstamos	101.745.991
Intereses por títulos-valores	5.590
Intereses por depósitos	64.480.469
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	282.499.462
Alquileres	282.499.462
TRANSFERENCIAS CORRIENTES	2.999.136.079
Transferencias corrientes del sector público	2.999.136.079
Transferencias corrientes internas recibidas del sector público	2.999.136.079
De la República	2.999.136.079
Recursos Ordinarios	2.199.136.079
Gestión Fiscal	800.000.000
OTROS INGRESOS	69.505.566
Otros ingresos ordinarios	69.505.566

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1.2 GASTOS CORRIENTES	**4.011.946.071**
GASTOS DE CONSUMO	1.858.753.111
Remuneraciones	223.121.827
Sueldos, salarios y otras retribuciones	83.270.089
Beneficios y complementos de sueldos y salarios	46.050.123
Aportes patronales	9.537.924
Prestaciones sociales y otras indemnizaciones	21.808.438
Asistencia socioeconómica	61.410.053
Otros gastos de personal	1.045.200
Compra de bienes y servicios	1.574.100.285
Bienes de consumo	277.037.767
Servicios no personales	1.297.062.518
Impuestos indirectos	63.103.839
Depreciación y amortización	6.935.128
Variación de existencias	(8.507.968)
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.998.246.943
Al sector privado	1.925.868.805
Transferencias corrientes al sector privado	1.901.372.180
Directas a personas	1.901.372.180
Pensiones y otros beneficios asociados	1.241.703.171
Jubilaciones y otros beneficios asociados	13.379.419
Otras transferencias directas a personas	646.289.590
Donaciones corrientes al sector privado	24.496.625
Donaciones a personas	24.496.625
Al sector público	72.378.138
Transferencias corrientes al sector público	58.605.501
A los entes descentralizados sin fines empresariales para sus gastos	58.605.501
Donaciones corrientes al sector público	13.772.637
A la República	13.772.637
OTROS GASTOS CORRIENTES	154.946.017
Otros gastos corrientes	154.946.017
Bienes y servicios para la venta	85.667.517
Otras pérdidas	69.278.500
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**289.981.823**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**661.549.991**
RECURSOS PROPIOS DE CAPITAL	296.916.951
Ahorro/ Desahorro en cuenta corriente	289.981.823
Incremento de la depreciación y amortización acumuladas	6.935.128
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	364.633.040
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	66.565.325
Al sector privado	66.565.325
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	298.067.715
Al sector privado	298.067.715
2.2 GASTOS DE CAPITAL	**705.686.789**
INVERSIÓN REAL DIRECTA	243.521.189
Formación bruta de capital fijo	234.265.021
Maquinaria, equipos y otros bienes muebles	42.981.207
Construcciones de bienes de dominio privado	191.283.814
Incremento de existencias	8.507.968
De materias primas y materiales y suministros	8.507.968
Bienes intangibles	748.200
INVERSIÓN FINANCIERA	462.165.600
Concesión de préstamos a corto plazo	75.420.000
Al sector privado	75.420.000
Concesión de préstamos a largo plazo	386.745.600
Al sector privado	386.745.600
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(44.136.798)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**340.705.106**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	179.757.661
Disminución de otros activos financieros	179.757.661
Disminución de disponibilidades	113.472.052
Disminución de bancos	113.472.052
Disminución de cuentas por cobrar a corto plazo	37.449.755
Disminución de otras cuentas por cobrar a corto plazo	37.449.755
Disminución de fondos en avance, en anticipo y en fideicomiso	28.835.854
Disminución de anticipos a proveedores	28.835.854
INCREMENTO DE PASIVOS	160.947.445
Incremento de otros pasivos	160.947.445
Incremento de fondos de terceros	160.947.445
Incremento de otros fondos de terceros	160.947.445
3.2 APLICACIONES FINANCIERAS	**340.705.106**
INVERSIÓN FINANCIERA	257.503.501
Incremento de otros activos financieros	257.503.501
Incremento de disponibilidades	215.152.826
Incremento de inversiones temporales	215.152.826
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	42.350.675
Incremento de activos diferidos a corto plazo	42.350.675
DISMINUCIÓN DE PASIVOS	39.064.807
Disminución de cuentas y efectos por pagar	39.064.807
Disminución de otras cuentas y efectos por pagar	39.064.807
Disminución de otras cuentas por pagar a corto plazo	39.064.807
DÉFICIT FINANCIERO	44.136.798

A0065

Oficina Coordinadora de la Prestación de los Servicios Educativos del Ministerio de la Defensa (OCPSE)

OFICINA COORDINADORA DE LA PRESTACIÓN DE LOS SERVICIOS EDUCATIVOS DEL MINISTERIO DE LA DEFENSA (OCPSE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Ministerio del Poder Popular para la Defensa tiene bajo su responsabilidad centros educativos que no cuentan con recursos propios ni aportes institucionales para sufragar los gastos por estos conceptos; instituciones en las cuales los representantes efectúan un aporte económico para sufragar los costos de alimentación de los hijos del personal civil y militar de la Fuerza Armada Nacional Bolivariana, correspondiéndole al MPPD sufragar costo de mantenimiento y alimentación, por tener bajo su dependencia a mas de mil (1000) trabajadores, esta en la obligación de tener Centros Educacionales y Centros de Educación Inicial con sala de lactancia .

Así mismo, los centros de educación inicial que cuente con una sala de lactancia, deberán garantizar la atención y formación adecuada a los hijos e hijas de los trabajadores y las trabajadoras desde los tres meses hasta la edad de seis años. Dicho centro de educación inicial contará con el personal idóneo y especializado.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**1.800.000**
INGRESOS CORRIENTES ORDINARIOS	1.800.000
TRANSFERENCIAS CORRIENTES	1.800.000
Transferencias corrientes del sector público	1.800.000
Transferencias corrientes internas recibidas del sector público	1.800.000
De la República	1.800.000
TOTAL RECURSOS	**1.800.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**1.800.000**
GASTOS DE CONSUMO	1.800.000
Compra de bienes y servicios	1.800.000
Bienes de consumo	1.662.100
Servicios no personales	137.900
TOTAL GASTOS	**1.800.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118680	Servicio de administración de fondos para los centros educativos	Beneficiario	90	200	240		1.800.000			1.800.000
TOTAL							1.800.000			1.800.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.02	Materiales, suministros y mercancías	1.662.100
4.03	Servicios no personales	137.900
	TOTAL	**1.800.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.800.000**
INGRESOS CORRIENTES ORDINARIOS	1.800.000
TRANSFERENCIAS CORRIENTES	1.800.000
Transferencias corrientes del sector público	1.800.000
Transferencias corrientes internas recibidas del sector público	1.800.000
De la República	1.800.000
Recursos Ordinarios	1.800.000
1.2 GASTOS CORRIENTES	**1.800.000**
GASTOS DE CONSUMO	1.800.000
Compra de bienes y servicios	1.800.000
Bienes de consumo	1.662.100
Servicios no personales	137.900
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	**0**

A0066

Servicio Autónomo de Salud de la Fuerza Armada Nacional

SERVICIO AUTÓNOMO DE SALUD DE LA FUERZA ARMADA NACIONAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Servicio Autónomo de Salud de la Fuerza Armada Nacional, (SASFAN), será financiado exclusivamente con los fondos generados por los hospitales militares y dependencias sanitarias adscritas a la Dirección General de Salud de la Fuerza Armada Nacional, obtenidos por el canon de arrendamiento de los locales comerciales, exámenes físicos y psiquiátricos, tramitación del porte de armas u otros servicios médicos que funcionen dentro de las instalaciones de los centros médicos hospitalarios.

De igual forma, con los recursos provenientes del Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA), por concepto del Cuidado Integral de Salud (6,5 por ciento), que serán dirigidos a la adquisición de productos farmacéuticos, materiales médicos quirúrgicos y adquisición y reparaciones de equipos médicos quirúrgicos, en beneficio de la Red de Salud adscrita a la Dirección General de Salud.

El SASFAN garantizará que los ingresos generados, sean reintegrados equitativamente a los centros adscritos dependientes de la Dirección General de Salud de la Fuerza Armada Nacional, con acciones tendentes a mejorar la prestación de los servicios y asistencia médica a través de su presupuesto, en pro del sector salud del Ministerio del Poder Popular para la Defensa.

Los gastos realizados por el Servicio Autónomo, se efectuarán de acuerdo a las necesidades prioritarias que planteen los hospitales y dependencias adscritas, relacionadas con el apoyo de materiales y equipos médicos quirúrgicos requeridos para el adecuado funcionamiento de la Red de Salud de la Fuerza Armada Nacional, cancelar en centros médicos privados, exámenes de laboratorio, RX, estudios especiales a pacientes hospitalizados (personal militar, afiliado y civil).

Así mismo, contribuirá con aquellos pacientes que requieran material médico quirúrgico, prótesis, material ortopédico, así como exámenes especializados. Paralelamente, apoya el mejoramiento de la capacidad de las instalaciones de infraestructura hospitalaria militar.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**54.554.708**
INGRESOS CORRIENTES ORDINARIOS	54.554.708
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.324.926
Venta de otros bienes y servicios	2.324.926
INGRESOS DE LA PROPIEDAD	393.750
Intereses	393.750
Intereses internos	393.750
Intereses por depósitos	393.750
TRANSFERENCIAS CORRIENTES	51.836.032
Transferencias corrientes del sector público	51.836.032
Transferencias corrientes internas recibidas del sector público	51.836.032
De las instituciones de protección social	51.836.032
INGRESOS DE CAPITAL	**105.600**
RECURSOS PROPIOS DE CAPITAL	105.600
Incremento de la depreciación y amortización acumuladas	105.600
TOTAL RECURSOS	**54.660.308**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**54.374.708**
GASTOS DE CONSUMO	26.033.929
Remuneraciones	265.353
Sueldos, salarios y otras retribuciones	66.885
Beneficios y complementos de sueldos y salarios	22.320
Aportes patronales	6.390
Prestaciones sociales y otras indemnizaciones	15.238
Asistencia socioeconómica	154.520
Compra de bienes y servicios	20.098.327
Bienes de consumo	5.666.848
Servicios no personales	14.431.479
Impuestos indirectos	5.564.649
Depreciación y amortización	105.600
TRANSFERENCIAS Y DONACIONES CORRIENTES	28.340.779
Al sector público	28.340.779
Transferencias corrientes al sector público	20.000
A los entes descentralizados sin fines empresariales para sus gastos	14.000
A entes descentralizados financieros no bancarios	6.000
Donaciones corrientes al sector público	28.320.779
A la República	28.320.779
APLICACIONES FINANCIERAS	**285.600**
INVERSIÓN FINANCIERA	285.600
Incremento de otros activos financieros	285.600
Incremento de disponibilidades	285.600
Incremento de bancos	285.600
TOTAL GASTOS	**54.660.308**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118344	Administración de los fondos provenientes de la Red Hospitalaria de la Fuerza Armada Nacional Bolivariana	Centro Fortalecido			22	1.669.677			51.836.032	53.505.709
TOTAL						1.669.677			51.836.032	53.505.709

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	266.023				266.023
02	Gestión administrativa	888.576				888.576
TOTAL		1.154.599				1.154.599

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado		**2**		**2**	**49.140**		**49.140**
Personal Administrativo		2		2	49.140		49.140
TOTAL		**2**		**2**	**49.140**		**49.140**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	265.353
4.02	Materiales, suministros y mercancías	5.666.848
4.03	Servicios no personales	19.996.128
4.05	Activos financieros	285.600
4.07	Transferencias y donaciones	28.340.779
4.08	Otros gastos	105.600
	TOTAL	**54.660.308**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**54.554.708**
INGRESOS CORRIENTES ORDINARIOS	54.554.708
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.324.926
Venta de otros bienes y servicios	2.324.926
INGRESOS DE LA PROPIEDAD	393.750
Intereses	393.750
Intereses internos	393.750
Intereses por depósitos	393.750
TRANSFERENCIAS CORRIENTES	51.836.032
Transferencias corrientes del sector público	51.836.032
Transferencias corrientes internas recibidas del sector público	51.836.032
De las instituciones de protección social	51.836.032
1.2 GASTOS CORRIENTES	**54.374.708**
GASTOS DE CONSUMO	26.033.929
Remuneraciones	265.353
Sueldos, salarios y otras retribuciones	66.885
Beneficios y complementos de sueldos y salarios	22.320
Aportes patronales	6.390
Prestaciones sociales y otras indemnizaciones	15.238
Asistencia socioeconómica	154.520
Compra de bienes y servicios	20.098.327
Bienes de consumo	5.666.848
Servicios no personales	14.431.479
Impuestos indirectos	5.564.649

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Depreciación y amortización	105.600
TRANSFERENCIAS Y DONACIONES CORRIENTES	28.340.779
Al sector público	28.340.779
Transferencias corrientes al sector público	20.000
A los entes descentralizados sin fines empresariales para sus gastos	14.000
A entes descentralizados financieros no bancarios	6.000
Donaciones corrientes al sector público	28.320.779
A la República	28.320.779
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**180.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**285.600**
RECURSOS PROPIOS DE CAPITAL	285.600
Ahorro/ Desahorro en cuenta corriente	180.000
Incremento de la depreciación y amortización acumuladas	105.600
2.2 GASTOS DE CAPITAL	**0**
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**285.600**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**285.600**
SUPERÁVIT FINANCIERO	285.600
3.2 APLICACIONES FINANCIERAS	**285.600**
INVERSIÓN FINANCIERA	285.600
Incremento de otros activos financieros	285.600
Incremento de disponibilidades	285.600
Incremento de bancos	285.600

A0100

Unidad Naval Coordinadora de los Servicios de Carenado, Reparaciones de Casco, Reparaciones y Mantenimiento de Equipos y Sistemas de los Buques (UCOCAR)

UNIDAD NAVAL COORDINADORA DE LOS SERVICIOS DE CARENADO, REPARACIONES DE CASCO, REPARACIONES Y MANTENIMIENTO DE EQUIPOS Y SISTEMAS DE LOS BUQUES (UCOCAR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Cumpliendo con las directrices emanadas de las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013, así como con los criterios concebidos por la Comisión Central de Planificación y las condiciones establecidas por el Ministerio del Poder Popular para la Defensa, el Servicio Desconcentrado para el ejercicio económico financiero 2013 continuará con su misión de desarrollar integralmente las reparaciones y construcciones navales, con trabajos de mantenimiento de carenado y reparaciones de casco en cualquiera de las modalidades (varaderos, dique y/o a flote), y en cada una de las actividades de la industria naval que le competan.

Prevé realizar mantenimiento a ciento dos (102) embarcaciones, de las cuales veintidos (22) pertenecen a la Armada Bolivariana y ochenta (80) a otros componentes, tanto del sector público como privado, para lo cual, en el primer caso, recibirá una transferencia de recursos por parte del Ejecutivo Nacional a través del Ministerio del Poder Popular para la Defensa y en el segundo, cobrará por los servicios prestados a Petróleos de Venezuela, S.A (PDVSA) y otros entes públicos y/o privados, conforme al proyecto de alianza estratégica con la referida empresa del Estado, con el apoyo de los equipos y personal calificado prestados por Astilleros y Varadero Sucre, C.A. (ASTIVASCA) de acuerdo al proyecto de alianza estratégica con la misma, así mismo se prevé la prestación de servicios a otros entes públicos y privados que permitan el cumplimiento de las metas trazadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**299.060.800**
INGRESOS CORRIENTES ORDINARIOS	299.060.800
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	253.940.800
Venta de otros bienes y servicios	253.940.800
INGRESOS DE LA PROPIEDAD	120.000
Intereses	120.000
Intereses internos	120.000
Intereses por depósitos	120.000
TRANSFERENCIAS CORRIENTES	45.000.000
Transferencias corrientes del sector público	45.000.000
Transferencias corrientes internas recibidas del sector público	45.000.000
De la República	45.000.000
INGRESOS DE CAPITAL	**1.652.853**
RECURSOS PROPIOS DE CAPITAL	1.652.853
Incremento de la depreciación y amortización acumuladas	1.652.853
FUENTES DE FINANCIAMIENTO	**18.743.036**
INCREMENTO DE PASIVOS	18.743.036
Incremento de cuentas y efectos por pagar	17.297.397
Incremento de cuentas y efectos por pagar a corto plazo	17.297.397
Incremento de sueldos, salarios y otras remuneraciones por pagar	31.400
Incremento de aportes patronales y retenciones laborales por pagar	11.305
Incremento de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	11.305
Incremento cuentas por pagar a proveedores a corto plazo	17.254.692
Incremento de otros pasivos	1.445.639
Incremento de fondos de terceros	56.550
Incremento de depósitos recibidos en garantía	56.550
Incremento de otros pasivos a corto plazo	1.389.089
TOTAL RECURSOS	**319.456.689**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**294.819.321**
GASTOS DE CONSUMO	293.405.493
Remuneraciones	22.316.440
Sueldos, salarios y otras retribuciones	10.285.800
Beneficios y complementos de sueldos y salarios	5.335.400
Aportes patronales	893.240
Prestaciones sociales y otras indemnizaciones	2.792.000
Asistencia socioeconómica	2.690.000
Otros gastos de personal	320.000
Compra de bienes y servicios	252.433.200
Bienes de consumo	81.405.200
Servicios no personales	171.028.000
Impuestos indirectos	17.003.000
Depreciación y amortización	1.652.853
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.413.828
Al sector público	1.413.828
Transferencias corrientes al sector público	1.413.828
A los entes descentralizados sin fines empresariales para sus gastos	1.413.828
GASTOS DE CAPITAL	**10.000.000**
INVERSIÓN REAL DIRECTA	10.000.000
Formación bruta de capital fijo	9.950.000
Edificios e instalaciones	1.600.000
Maquinaria, equipos y otros bienes muebles	8.350.000
Bienes intangibles	50.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**14.637.368**
INVERSIÓN FINANCIERA	14.262.368
Incremento de otros activos financieros	14.262.368
Incremento de disponibilidades	1.582.978
Incremento de caja	1.582.978
Incremento de cuentas por cobrar a corto plazo	10.839.825
Incremento de cuentas comerciales por cobrar a corto plazo	10.839.825
Incremento de deuda por rendir de fondos en anticipo	150.000
Incremento de otros activos financieros circulantes	1.689.565
DISMINUCIÓN DE PASIVOS	375.000
Disminución de otros pasivos	375.000
Disminución de provisiones y reservas técnicas	375.000
Disminución de provisiones	375.000
Disminución de provisiones para beneficios sociales	375.000
TOTAL GASTOS	**319.456.689**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117182	Sistema de Gestión Comercial Dirigido a Entes Públicos y/o Privados, Nacionales o Extranjeros	Buque			80	205.752.640				205.752.640
117209	Plan Varada de la Armada	Buque			22		45.000.000			45.000.000
	TOTAL					205.752.640	45.000.000			250.752.640

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	6.000.000				6.000.000
02	Gestión administrativa	62.704.049				62.704.049
TOTAL		68.704.049				68.704.049

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**16**	**30**		**46**	**2.746.800**	**281.200**	**3.028.000**
Personal Administrativo	15	1		16	840.000	53.200	893.200
Obrero	1	29		30	1.906.800	228.000	2.134.800
Personal Contratado	**15**	**99**		**114**	**3.008.600**		**3.008.600**
Profesional y Técnico	15			15	443.700		443.700
Obrero		99		99	2.564.900		2.564.900
TOTAL	**31**	**129**		**160**	**5.755.400**	**281.200**	**6.036.600**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	22.316.440
4.02	Materiales, suministros y mercancías	81.405.200
4.03	Servicios no personales	188.031.000
4.04	Activos reales	10.000.000
4.05	Activos financieros	14.262.368
4.07	Transferencias y donaciones	1.413.828
4.08	Otros gastos	1.652.853
4.11	Disminución de pasivos	375.000
	TOTAL	**319.456.689**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**299.060.800**
INGRESOS CORRIENTES ORDINARIOS	299.060.800
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	253.940.800
Venta de otros bienes y servicios	253.940.800
INGRESOS DE LA PROPIEDAD	120.000
Intereses	120.000
Intereses internos	120.000
Intereses por depósitos	120.000
TRANSFERENCIAS CORRIENTES	45.000.000
Transferencias corrientes del sector público	45.000.000
Transferencias corrientes internas recibidas del sector público	45.000.000
De la República	45.000.000
Recursos Ordinarios	45.000.000
1.2 GASTOS CORRIENTES	**294.819.321**
GASTOS DE CONSUMO	293.405.493
Remuneraciones	22.316.440
Sueldos, salarios y otras retribuciones	10.285.800
Beneficios y complementos de sueldos y salarios	5.335.400
Aportes patronales	893.240
Prestaciones sociales y otras indemnizaciones	2.792.000
Asistencia socioeconómica	2.690.000
Otros gastos de personal	320.000
Compra de bienes y servicios	252.433.200
Bienes de consumo	81.405.200
Servicios no personales	171.028.000
Impuestos indirectos	17.003.000
Depreciación y amortización	1.652.853

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.413.828
Al sector público	1.413.828
Transferencias corrientes al sector público	1.413.828
A los entes descentralizados sin fines empresariales para sus gastos	1.413.828
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**4.241.479**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.894.332**
RECURSOS PROPIOS DE CAPITAL	5.894.332
Ahorro/ Desahorro en cuenta corriente	4.241.479
Incremento de la depreciación y amortización acumuladas	1.652.853
2.2 GASTOS DE CAPITAL	**10.000.000**
INVERSIÓN REAL DIRECTA	10.000.000
Formación bruta de capital fijo	9.950.000
Edificios e instalaciones	1.600.000
Maquinaria, equipos y otros bienes muebles	8.350.000
Bienes intangibles	50.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(4.105.668)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**18.743.036**
INCREMENTO DE PASIVOS	18.743.036
Incremento de cuentas y efectos por pagar	17.297.397
Incremento de cuentas y efectos por pagar a corto plazo	17.297.397
Incremento de sueldos, salarios y otras remuneraciones por pagar	31.400

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Incremento de aportes patronales y retenciones laborales por pagar	11.305
Incremento de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	11.305
Incremento cuentas por pagar a proveedores a corto plazo	17.254.692
Incremento de otros pasivos	1.445.639
Incremento de fondos de terceros	56.550
Incremento de depósitos recibidos en garantía	56.550
Incremento de otros pasivos a corto plazo	1.389.089
3.2 APLICACIONES FINANCIERAS	**18.743.036**
INVERSIÓN FINANCIERA	14.262.368
Incremento de otros activos financieros	14.262.368
Incremento de disponibilidades	1.582.978
Incremento de caja	1.582.978
Incremento de cuentas por cobrar a corto plazo	10.839.825
Incremento de cuentas comerciales por cobrar a corto plazo	10.839.825
Incremento de deuda por rendir de fondos en anticipo	150.000
Incremento de otros activos financieros circulantes	1.689.565
DISMINUCIÓN DE PASIVOS	375.000
Disminución de otros pasivos	375.000
Disminución de provisiones y reservas técnicas	375.000
Disminución de provisiones	375.000
Disminución de provisiones para beneficios sociales	375.000
DÉFICIT FINANCIERO	4.105.668

A0126

Fondo Autónomo de Inversiones y Previsión Socio-económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA)

FONDO AUTÓNOMO DE INVERSIONES Y PREVISIÓN SOCIO-ECONÓMICA PARA EL PERSONAL DE EMPLEADOS Y OBREROS DE LAS FUERZAS ARMADAS NACIONALES (FONDOEFA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Fondo Autónomo de Inversiones y Previsión Socio – Económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA), continuará con el cumplimiento de lo establecido en su objeto de creación, el cual consiste en brindar bienestar social al personal de empleados y obreros que laboran para la Fuerza Armada Bolivariana y sus familiares inmediatos; así como, proseguir con las actividades de administrar las inversiones y colocaciones, que permita la obtención de los recursos necesarios para el logro de sus objetivos.

Las áreas de atención se dirigen primordialmente hacia la salud física y mental, vivienda, cultura, educación, recreación, ahorro, créditos y otros aspectos que se orienten al mejoramiento del nivel de vida.

En cuanto a los gastos, estos se dirigen principalmente hacia la búsqueda de una mayor cobertura de los servicios de bienestar social; así mismo, se estima racionalizar las erogaciones para la operatividad, sin renunciar a los niveles de eficiencia en la atención a sus afiliados.

En tal sentido, el ente prevé brindar los siguientes servicios:

- Ayudas: correspondiente a hospitalización, tratamientos médicos varios, lentes, consultas médicas, consultas de odontología, ortopedia, medicina preventiva, radiología, recreación, ayudas socio-económicas y otras.

- Jardín de Infancia: Para los hijos de los trabajadores en edad pre-escolar (de 2 1/2 a 6 años), los cuales recibirán atención pedagógica y odontológica, psicológica, servicio de comedor y recreación.

- Centro odontológico: para atender a empleados y obreros de la FANB y sus familiares.

- Sistema de Ahorro (SALVA): dirigido a otorgar préstamos a corto plazo y largo plazo con la finalidad de cubrir los requerimientos de los afiliados para solucionar problemas inmediatos dentro del ámbito socio-económico.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**12.875.631**
INGRESOS CORRIENTES ORDINARIOS	12.875.631
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	4.457.071
Venta de otros bienes y servicios	4.457.071
INGRESOS DE LA PROPIEDAD	1.918.560
Intereses	1.918.560
Intereses internos	1.918.560
Intereses por préstamos	1.594.560
Intereses por depósitos	324.000
TRANSFERENCIAS CORRIENTES	6.500.000
Transferencias corrientes del sector público	6.500.000
Transferencias corrientes internas recibidas del sector público	6.500.000
De la República	6.500.000
INGRESOS DE CAPITAL	**330.000**
RECURSOS PROPIOS DE CAPITAL	330.000
Incremento de la depreciación y amortización acumuladas	330.000
FUENTES DE FINANCIAMIENTO	**6.656.945**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	6.656.945
Disminución de otros activos financieros	6.656.945
Disminución de disponibilidades	6.656.945
Disminución de caja	656.945
Disminución de bancos	6.000.000
TOTAL RECURSOS	**19.862.576**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**12.295.450**
GASTOS DE CONSUMO	9.013.208
Remuneraciones	6.181.145
Sueldos, salarios y otras retribuciones	3.590.005
Beneficios y complementos de sueldos y salarios	1.221.259
Aportes patronales	355.267
Prestaciones sociales y otras indemnizaciones	785.707
Asistencia socioeconómica	196.610
Otros gastos de personal	32.297
Compra de bienes y servicios	2.333.982
Bienes de consumo	1.174.851
Servicios no personales	1.159.131
Impuestos indirectos	168.081
Depreciación y amortización	330.000
GASTOS DE LA PROPIEDAD	420.000
Intereses	420.000
Intereses internos	420.000
Intereses por otros financiamientos	420.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	520.301
Al sector privado	520.301
Transferencias corrientes al sector privado	520.301
Directas a personas	520.301
Pensiones y otros beneficios asociados	49.440
Jubilaciones y otros beneficios asociados	470.861

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
OTROS GASTOS CORRIENTES	2.341.941
Otros gastos corrientes	2.341.941
Otras pérdidas	2.341.941
GASTOS DE CAPITAL	**627.513**
INVERSIÓN REAL DIRECTA	627.513
Formación bruta de capital fijo	627.513
Maquinaria, equipos y otros bienes muebles	627.513
APLICACIONES FINANCIERAS	**6.939.613**
INVERSIÓN FINANCIERA	6.939.613
Incremento de otros activos financieros	6.939.613
Incremento de disponibilidades	6.939.613
Incremento de inversiones temporales	6.939.613
TOTAL GASTOS	**19.862.576**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118508	Bienestar Social e Inversiones destinada al Personal civil de la FANB.	Afiliado			13.956	13.161.130	6.181.145			19.342.275
	TOTAL					13.161.130	6.181.145			19.342.275

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
03	Previsión y protección social	201.446	318.855			520.301
	TOTAL	201.446	318.855			520.301

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**66**	**18**		**84**	**2.220.421**		**2.220.421**
Directivo	1			1	45.000		45.000
Profesional y Técnico	19	5		24	850.000		850.000
Personal Administrativo	27	3		30	592.469		592.469
Obrero	19	10		29	732.952		732.952
Personal Contratado	**6**	**1**		**7**	**17.634**		**17.634**
Personal Administrativo	6	1		7	17.634		17.634
TOTAL	**72**	**19**		**91**	**2.238.055**		**2.238.055**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1**	**1**	**2**	**250.886**
Obreros		1	1	125.443
Empleados	1		1	125.443
Jubilados	**9**		**9**	**269.415**
Obreros	5		5	171.031
Empleados	4		4	98.384
TOTAL	**10**	**1**	**11**	**520.301**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	6.181.145
4.02	Materiales, suministros y mercancías	1.174.851
4.03	Servicios no personales	1.327.212
4.04	Activos reales	627.513
4.05	Activos financieros	6.939.613
4.07	Transferencias y donaciones	520.301
4.08	Otros gastos	3.091.941
	TOTAL	**19.862.576**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**12.875.631**
INGRESOS CORRIENTES ORDINARIOS	12.875.631
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	4.457.071
Venta de otros bienes y servicios	4.457.071
INGRESOS DE LA PROPIEDAD	1.918.560
Intereses	1.918.560
Intereses internos	1.918.560
Intereses por préstamos	1.594.560
Intereses por depósitos	324.000
TRANSFERENCIAS CORRIENTES	6.500.000
Transferencias corrientes del sector público	6.500.000
Transferencias corrientes internas recibidas del sector público	6.500.000
De la República	6.500.000
Recursos Ordinarios	6.500.000
1.2 GASTOS CORRIENTES	**12.295.450**
GASTOS DE CONSUMO	9.013.208
Remuneraciones	6.181.145
Sueldos, salarios y otras retribuciones	3.590.005
Beneficios y complementos de sueldos y salarios	1.221.259
Aportes patronales	355.267
Prestaciones sociales y otras indemnizaciones	785.707
Asistencia socioeconómica	196.610
Otros gastos de personal	32.297

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Compra de bienes y servicios	2.333.982
Bienes de consumo	1.174.851
Servicios no personales	1.159.131
Impuestos indirectos	168.081
Depreciación y amortización	330.000
GASTOS DE LA PROPIEDAD	420.000
Intereses	420.000
Intereses internos	420.000
Intereses por otros financiamientos	420.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	520.301
Al sector privado	520.301
Transferencias corrientes al sector privado	520.301
Directas a personas	520.301
Pensiones y otros beneficios asociados	49.440
Jubilaciones y otros beneficios asociados	470.861
OTROS GASTOS CORRIENTES	2.341.941
Otros gastos corrientes	2.341.941
Otras pérdidas	2.341.941
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**580.181**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**910.181**
RECURSOS PROPIOS DE CAPITAL	910.181
Ahorro/ Desahorro en cuenta corriente	580.181
Incremento de la depreciación y amortización acumuladas	330.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**627.513**
INVERSIÓN REAL DIRECTA	627.513
Formación bruta de capital fijo	627.513
Maquinaria, equipos y otros bienes muebles	627.513
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**282.668**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**6.939.613**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	6.656.945
Disminución de otros activos financieros	6.656.945
Disminución de disponibilidades	6.656.945
Disminución de caja	656.945
Disminución de bancos	6.000.000
SUPERÁVIT FINANCIERO	282.668
3.2 APLICACIONES FINANCIERAS	**6.939.613**
INVERSIÓN FINANCIERA	6.939.613
Incremento de otros activos financieros	6.939.613
Incremento de disponibilidades	6.939.613
Incremento de inversiones temporales	6.939.613

A0157

Servicio Autónomo de Bienes y Servicios del Ejército (SABSE)

SERVICIO AUTÓNOMO DE BIENES Y SERVICIOS DEL EJÉRCITO (SABSE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Servicio Autónomo de Bienes y Servicios del Ejército continuará durante el año 2013 dedicado a la producción y suministro de bienes y servicios a fin de maximizar la rentabilidad y el fortalecimiento de la capacidad operativa de la Fuerza Armada Nacional, mediante la construcción, remodelación, equipamiento y prestación de servicio. El SABSE, tiene a su cargo la producción, distribución y venta de bienes, tales como víveres, vestimenta y calzados; así como la prestación de servicios administrativos y apoyo interinstitucional.

Arrendamiento de locales comerciales: Abarca treinta y nueve (39) locales operativos dentro de las instalaciones militares asignadas a este Servicio Autónomo, actualmente en ellas hacen vida una importante cantidad de personas civiles y militares, las cuales necesitan de los estándares mínimos de servicios de bienestar para su feliz convivencia, asimismo estas extensas áreas permiten un aprovechamiento comercial para generar recursos descentralizados que puedan ser reinvertidos directa e indirectamente en la comunidad militar.

Servicio de encomienda y mandato: Corresponde a cuatrocientas órdenes de compras, de la comercialización y asistencia a los entes del Estado a través de las actividades administrativas de la intermediación en la ejecución de obras, adquisición de bienes y prestación de servicios. El SABSE ofrece, por intermedio de sus diferentes alianzas estratégicas una gran gama de productos y servicios que permite satisfacer las necesidades de los entes gubernamentales, institucionales, estatales y municipales, haciendo uso del mecanismo de la contratación directa.

Convenios interinstitucionales: Comprende noventa y seis (96) convenios firmados, por lo general traspasos de recursos para la realización de obras o prestación de servicios con la finalidad de que el SABSE se encargue de la asistencia administrativa y logística de estas actividades.

Panadería, restaurant y bodegón Fuerte Tiuna: Concibe diez mil productos elaborados, considerando que dentro de las instalaciones del Fuerte Tiuna no existe un local comercial de panadería o restaurant que satisfaga las necesidades del mercado, y las existentes no cumplen en su mayoría con los requisitos de calidad, variedad, buen servicio y precio; la misma dependerá tanto administrativa como operativamente en su totalidad del Servicio Autónomo, garantizando de primera mano la excelencia en la producción y prestación del servicio y de esta manera cubrir las necesidades de trabajadores, estudiantes, visitantes, y público en general que hacen vida o transitan por el Fuerte Militar Tiuna.

Servicio de recolección de basura del Ejército: Este órgano desconcentrado tiene previsto la prestación del servicio de recolección de basura los trescientos sesenta y cinco (365) días del año, dentro de las instalaciones del Fuerte Tiuna y con recursos financieros provenientes del Estado, a objeto de garantizar el saneamiento ambiental del Fuerte Tiuna y zonas aledañas.

Transferencia recibida por concepto del aporte de los entes descentralizados para la adquisición de bienes y prestación de servicios: Se continua cumpliendo con la directiva ministerial referida a la regulación del aporte del seis por ciento (6%) de los órganos desconcentrados y entes descentralizados del Sector Defensa al fondo de adquisición de bienes y prestación de servicios, cuyo recaudador es el SABSE.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**91.450.152**
INGRESOS CORRIENTES ORDINARIOS	91.450.152
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	73.397.596
Venta de otros bienes y servicios	73.407.039
Descuentos, bonificaciones y devoluciones	9.443
Descuentos sobre ventas	5.592
Devoluciones por ventas	3.851
INGRESOS DE LA PROPIEDAD	7.960.408
Intereses	4.084.105
Intereses internos	4.084.105
Intereses por depósitos	4.084.105
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	3.876.303
Alquileres	3.876.303
TRANSFERENCIAS CORRIENTES	10.092.148
Transferencias corrientes del sector público	10.092.148
Transferencias corrientes internas recibidas del sector público	10.092.148
De la República	1.488.000
De los entes descentralizados financieros no bancarios	8.604.148
INGRESOS DE CAPITAL	**444.384**
RECURSOS PROPIOS DE CAPITAL	444.384
Incremento de la depreciación y amortización acumuladas	444.384

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
FUENTES DE FINANCIAMIENTO	**93.308.611**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.316.812
Disminución de otros activos financieros	1.316.812
Disminución de disponibilidades	581.212
Disminución de caja	581.212
Disminución de cuentas por cobrar a corto plazo	627.327
Disminución de otras cuentas por cobrar a corto plazo	627.327
Disminución de fondos en avance, en anticipo y en fideicomiso	108.273
Disminución de activos diferidos a corto plazo	108.273
INCREMENTO DE PASIVOS	91.991.799
Incremento de cuentas y efectos por pagar	24.905.132
Incremento de cuentas y efectos por pagar a corto plazo	24.905.132
Incremento cuentas por pagar a proveedores a corto plazo	24.905.132
Incremento de otros pasivos	67.086.667
Incremento de provisiones y reservas técnicas	985.594
Incremento de provisiones	985.594
Incremento de otras provisiones	985.594
Incremento de otros pasivos a corto plazo	11.953.636
Incremento de otros pasivos a mediano y largo plazo	54.147.437
TOTAL RECURSOS	**185.203.147**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**91.011.873**
GASTOS DE CONSUMO	76.646.089
Remuneraciones	5.351.755
Sueldos, salarios y otras retribuciones	3.465.887
Beneficios y complementos de sueldos y salarios	657.881
Aportes patronales	462.978
Prestaciones sociales y otras indemnizaciones	258.893
Asistencia socioeconómica	506.116
Compra de bienes y servicios	70.636.565
Bienes de consumo	30.749.707
Servicios no personales	39.886.858
Impuestos indirectos	22.219
Depreciación y amortización	444.384
Provisiones y otros gastos	191.166
Cuentas incobrables	191.166
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.682.816
Al sector público	10.682.816
Transferencias corrientes al sector público	10.682.816
A entes descentralizados financieros no bancarios	10.682.816
OTROS GASTOS CORRIENTES	3.682.968
Pérdidas por ventas de activos	14.669
Otros gastos corrientes	3.668.299
Bienes y servicios para la venta	3.365.048
Otras perdidas	303.251

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS DE CAPITAL	**2.554.591**
INVERSIÓN REAL DIRECTA	2.554.591
Formación bruta de capital fijo	2.417.220
Edificios e instalaciones	1.992.864
Maquinaria, equipos y otros bienes muebles	424.356
Bienes intangibles	137.371
APLICACIONES FINANCIERAS	**91.636.683**
INVERSIÓN FINANCIERA	91.246.056
Incremento de otros activos financieros	91.246.056
Incremento de disponibilidades	77.581.197
Incremento de bancos	77.581.197
Incremento de cuentas por cobrar a corto plazo	7.853.118
Incremento de cuentas comerciales por cobrar a corto plazo	7.853.118
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	3.258.739
Incremento de anticipos a proveedores	3.219.797
Incremento de activos diferidos a corto plazo	38.942
Incremento de otros activos financieros circulantes	2.553.002
DISMINUCIÓN DE PASIVOS	390.627
Disminución de otros pasivos	390.627
Disminución de provisiones y reservas técnicas	390.627
Disminución de provisiones	390.627
Disminución de provisiones para cuentas incobrables	390.627
TOTAL GASTOS	**185.203.147**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116954	Sistemas de Producción y Suministro de Bienes y Servicios	Acto Administrativo			73.537	117.947.148				117.947.148
119687	Fortalecimiento de la Capacidad Operativa de la Fuerza Armada Nacional	Bolivar			10.092.148		1.488.000		8.604.148	10.092.148
	TOTAL					117.947.148	1.488.000		8.604.148	128.039.296

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.605.527				1.605.527
02	Gestión administrativa	55.558.324				55.558.324
	TOTAL	57.163.851				57.163.851

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**66**	**63**		**129**	**2.913.192**		**2.913.192**
Profesional y Técnico	14	6		20	964.884		964.884
Personal Administrativo	9	4		13	627.176		627.176
Obrero	43	53		96	1.321.132		1.321.132
TOTAL	**66**	**63**		**129**	**2.913.192**		**2.913.192**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	5.351.755
4.02	Materiales, suministros y mercancías	34.114.755
4.03	Servicios no personales	39.909.077
4.04	Activos reales	2.554.591
4.05	Activos financieros	91.246.056
4.07	Transferencias y donaciones	10.682.816
4.08	Otros gastos	953.470
4.11	Disminución de pasivos	390.627
	TOTAL	**185.203.147**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**91.450.152**
INGRESOS CORRIENTES ORDINARIOS	91.450.152
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	73.397.596
Venta de otros bienes y servicios	73.407.039
Descuentos, bonificaciones y devoluciones	9.443
Descuentos sobre ventas	5.592
Devoluciones por ventas	3.851
INGRESOS DE LA PROPIEDAD	7.960.408
Intereses	4.084.105
Intereses internos	4.084.105
Intereses por depósitos	4.084.105
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	3.876.303
Alquileres	3.876.303
TRANSFERENCIAS CORRIENTES	10.092.148
Transferencias corrientes del sector público	10.092.148
Transferencias corrientes internas recibidas del sector público	10.092.148
De la República	1.488.000
Recursos Ordinarios	1.488.000
De los entes descentralizados financieros no bancarios	8.604.148
1.2 GASTOS CORRIENTES	**91.011.873**
GASTOS DE CONSUMO	76.646.089
Remuneraciones	5.351.755
Sueldos, salarios y otras retribuciones	3.465.887
Beneficios y complementos de sueldos y salarios	657.881
Aportes patronales	462.978
Prestaciones sociales y otras indemnizaciones	258.893
Asistencia socioeconómica	506.116

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Compra de bienes y servicios	70.636.565
Bienes de consumo	30.749.707
Servicios no personales	39.886.858
Impuestos indirectos	22.219
Depreciación y amortización	444.384
Provisiones y otros gastos	191.166
Cuentas incobrables	191.166
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.682.816
Al sector público	10.682.816
Transferencias corrientes al sector público	10.682.816
A entes descentralizados financieros no bancarios	10.682.816
OTROS GASTOS CORRIENTES	3.682.968
Pérdidas por ventas de activos	14.669
Otros gastos corrientes	3.668.299
Bienes y servicios para la venta	3.365.048
Otras perdidas	303.251
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**438.279**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**882.663**
RECURSOS PROPIOS DE CAPITAL	882.663
Ahorro/ Desahorro en cuenta corriente	438.279
Incremento de la depreciación y amortización acumuladas	444.384

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**2.554.591**
INVERSIÓN REAL DIRECTA	2.554.591
Formación bruta de capital fijo	2.417.220
Edificios e instalaciones	1.992.864
Maquinaria, equipos y otros bienes muebles	424.356
Bienes intangibles	137.371
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.671.928)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**93.308.611**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.316.812
Disminución de otros activos financieros	1.316.812
Disminución de disponibilidades	581.212
Disminución de caja	581.212
Disminución de cuentas por cobrar a corto plazo	627.327
Disminución de otras cuentas por cobrar a corto plazo	627.327
Disminución de fondos en avance, en anticipo y en fideicomiso	108.273
Disminución de activos diferidos a corto plazo	108.273
INCREMENTO DE PASIVOS	91.991.799
Incremento de cuentas y efectos por pagar	24.905.132
Incremento de cuentas y efectos por pagar a corto plazo	24.905.132
Incremento cuentas por pagar a proveedores a corto plazo	24.905.132
Incremento de otros pasivos	67.086.667
Incremento de provisiones y reservas técnicas	985.594
Incremento de provisiones	985.594
Incremento de otras provisiones	985.594
Incremento de otros pasivos a corto plazo	11.953.636
Incremento de otros pasivos a mediano y largo plazo	54.147.437

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3.2 APLICACIONES FINANCIERAS	**93.308.611**
INVERSIÓN FINANCIERA	91.246.056
Incremento de otros activos financieros	91.246.056
Incremento de disponibilidades	77.581.197
Incremento de bancos	77.581.197
Incremento de cuentas por cobrar a corto plazo	7.853.118
Incremento de cuentas comerciales por cobrar a corto plazo	7.853.118
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	3.258.739
Incremento de anticipos a proveedores	3.219.797
Incremento de activos diferidos a corto plazo	38.942
Incremento de otros activos financieros circulantes	2.553.002
DISMINUCIÓN DE PASIVOS	390.627
Disminución de otros pasivos	390.627
Disminución de provisiones y reservas técnicas	390.627
Disminución de provisiones	390.627
Disminución de provisiones para cuentas incobrables	390.627
DÉFICIT FINANCIERO	1.671.928

A0192

Oficina Coordinadora de Hidrografía y Navegación (OCHINA)

OFICINA COORDINADORA DE HIDROGRAFÍA Y NAVEGACIÓN (OCHINA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Oficina Coordinadora de Hidrografía y Navegación (OCHINA) dará continuidad con su misión de recaudar, administrar e invertir los recursos provenientes de la aplicación de la Ley de Faros y Boyas; sustentar y coadyuvar el mantenimiento, operatividad, disponibilidad, confiabilidad y optimización del Sistema Nacional de Señalización y Ayudas a la Navegación Acuática (SINSEMA), con el objeto de brindar seguridad a la navegación en los espacios acuáticos y mantener, adecuar y modernizar la infraestructura física de la Oficina Coordinadora de Hidrografía y Navegación (OCHINA) y sus delegaciones a nivel nacional, con el propósito de garantizar la soberanía y jurisdicción de la República Bolivariana de Venezuela.

En presupuesto, se presenta con una estructura presupuestaria conformada por cuatro (04) Proyectos y tres (03) Acciones Centralizadas. Los Proyectos son: Subsistencia de la Oficina Coordinadora de Hidrografía y Navegación y sus Delegaciones; Preservación, optimización y equipamiento del Sistema Nacional de Ayudas a la Navegación Acuática (SINSEMA) y sus unidades adscritas; Realizar nuevas inversiones para la Modernización del SINSEMA; la Participación de la Oficina Coordinadora de Hidrografía y Navegación en el Desarrollo Integral de la Nación. La Acciones Centralizadas: Dirección y Coordinación de los Trabajadores, Gestión Administrativa y Previsión y Protección Social.

Dentro de la Acción Centralizada Gestión Administrativa se focaliza la Partida de Transferencias y Donaciones, los cuales se encuentran destinados a la transferencia de recursos financieros según los resultados de la Gestión al Sector Público, según lo establecido en la Normativa Legal Vigente, así como la incorporación de la partida de Donaciones internas de capital al sector público, a fin de cumplir con los lineamientos impartidos por parte del Ministro del Poder Popular para la Defensa a través del Viceministerio de Servicio.

Todas las actividades a ejecutarse durante el ejercicio fiscal año 2013, serán financiadas con los recursos económicos financieros obtenidos por la aplicación de la Ley de Faros y Boyas, en el cobro de la tasa vigente y por los ingresos obtenidos por actividades conexas de la Oficina Coordinadora de Hidrografía y Navegación a través de la autogestión.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**268.469.120**
INGRESOS CORRIENTES ORDINARIOS	268.469.120
INGRESOS NO TRIBUTARIOS	176.420.388
Tasas	176.420.388
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	76.160.000
Venta de otros bienes y servicios	76.160.000
INGRESOS DE LA PROPIEDAD	15.747.732
Intereses	15.747.732
Intereses internos	15.747.732
Intereses por depósitos	15.747.732
OTROS INGRESOS	141.000
Otros ingresos ajenos a la operación	141.000
INGRESOS DE CAPITAL	**14.100.000**
RECURSOS PROPIOS DE CAPITAL	14.100.000
Incremento de la depreciación y amortización acumuladas	14.100.000
FUENTES DE FINANCIAMIENTO	**70.987.986**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	70.987.986
Disminución de otros activos financieros	70.987.986
Disminución de disponibilidades	12.087.986
Disminución de bancos	12.087.986
Disminución de cuentas por cobrar a corto plazo	6.000.000
Disminución de cuentas comerciales por cobrar a corto plazo	6.000.000
Disminución de fondos en avance, en anticipo y en fideicomiso	52.900.000
Disminución de fondos en anticipos	50.000
Disminución de anticipos a contratistas por contratos a corto plazo	7.850.000
Disminución de otros activos financieros no circulantes	45.000.000
TOTAL RECURSOS	**353.557.106**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**286.453.944**
GASTOS DE CONSUMO	274.328.972
Remuneraciones	46.342.972
Sueldos, salarios y otras retribuciones	4.400.140
Beneficios y complementos de sueldos y salarios	7.752.146
Aportes patronales	1.369.502
Prestaciones sociales y otras indemnizaciones	4.200.161
Asistencia socioeconómica	28.621.023
Compra de bienes y servicios	213.886.000
Bienes de consumo	70.400.000
Servicios no personales	143.486.000
Depreciación y amortización	14.100.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	12.124.972
Al sector privado	746.564
Transferencias corrientes al sector privado	746.564
Directas a personas	746.564
Pensiones y otros beneficios asociados	497.708
Jubilaciones y otros beneficios asociados	248.856
Al sector público	11.378.408
Transferencias corrientes al sector público	9.528.408
A los entes descentralizados sin fines empresariales para sus gastos	3.528.408
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	6.000.000
Donaciones corrientes al sector público	1.850.000
A los entes descentralizados sin fines empresariales	1.850.000
GASTOS DE CAPITAL	**59.615.000**
INVERSIÓN REAL DIRECTA	59.615.000
Formación bruta de capital fijo	59.205.000
Edificios e instalaciones	1.500.000
Maquinaria, equipos y otros bienes muebles	57.705.000
Bienes intangibles	410.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**7.488.162**
INVERSIÓN FINANCIERA	750.000
Incremento de otros activos financieros	750.000
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	750.000
Incremento de anticipos a proveedores	750.000
DISMINUCIÓN DE PASIVOS	6.738.162
Disminución de cuentas y efectos por pagar	6.738.162
Disminución de cuentas y efectos por pagar a corto plazo	6.738.162
Disminución cuentas por pagar a proveedores a corto plazo	6.738.162
TOTAL GASTOS	**353.557.106**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117152	Preservación, optimización y equipamiento del Sistema Nacional de Señalización Acuática (SINSEMA) y sus Unidades Adscritas.	Mantenimiento			36	180.920.000				180.920.000
117434	Participación de la Oficina Coordinadora de Hidrografía y Navegación en el Desarrollo Integral de la Nación	Donativo			250	4.950.000				4.950.000
117835	Realizar Nuevas Inversiones para la Modernización del SINSEMA	Actividad			12	30.960.000				30.960.000
117875	Subsistencia de la Oficina Coordinadora de Hidrografía y Navegación y sus Delegaciones Regionales	Actividad			36	53.025.000				53.025.000
TOTAL						269.855.000				269.855.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	47.488.972				47.488.972
02	Gestión administrativa	35.466.570				35.466.570
03	Previsión y protección social	746.564				746.564
TOTAL		83.702.106				83.702.106

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**79**	**60**		**139**	**4.375.140**	**3.023.018**	**7.398.158**
Directivo		9		9	392.609		392.609
Profesional y Técnico	35	21		56	1.896.588	1.600.000	3.496.588
Personal Administrativo	36	3		39	1.166.841	846.908	2.013.749
Obrero	8	27		35	919.102	576.110	1.495.212
TOTAL	**79**	**60**		**139**	**4.375.140**	**3.023.018**	**7.398.158**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**2**	**2**	**4**	**497.708**
Empleados	2	2	4	497.708
Jubilados	**1**	**1**	**2**	**248.856**
Empleados	1	1	2	248.856
TOTAL	**3**	**3**	**6**	**746.564**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	46.342.972
4.02	Materiales, suministros y mercancías	70.400.000
4.03	Servicios no personales	143.486.000
4.04	Activos reales	59.615.000
4.05	Activos financieros	750.000
4.07	Transferencias y donaciones	12.124.972
4.08	Otros gastos	14.100.000
4.11	Disminución de pasivos	6.738.162
	TOTAL	**353.557.106**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**268.469.120**
INGRESOS CORRIENTES ORDINARIOS	268.469.120
INGRESOS NO TRIBUTARIOS	176.420.388
Tasas	176.420.388
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	76.160.000
Venta de otros bienes y servicios	76.160.000
INGRESOS DE LA PROPIEDAD	15.747.732
Intereses	15.747.732
Intereses internos	15.747.732
Intereses por depósitos	15.747.732
OTROS INGRESOS	141.000
Otros ingresos ajenos a la operación	141.000
1.2 GASTOS CORRIENTES	**286.453.944**
GASTOS DE CONSUMO	274.328.972
Remuneraciones	46.342.972
Sueldos, salarios y otras retribuciones	4.400.140
Beneficios y complementos de sueldos y salarios	7.752.146
Aportes patronales	1.369.502
Prestaciones sociales y otras indemnizaciones	4.200.161
Asistencia socioeconómica	28.621.023
Compra de bienes y servicios	213.886.000
Bienes de consumo	70.400.000
Servicios no personales	143.486.000
Depreciación y amortización	14.100.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	12.124.972
Al sector privado	746.564
Transferencias corrientes al sector privado	746.564

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Directas a personas	746.564
Pensiones y otros beneficios asociados	497.708
Jubilaciones y otros beneficios asociados	248.856
Al sector público	11.378.408
Transferencias corrientes al sector público	9.528.408
A los entes descentralizados sin fines empresariales para sus gastos	3.528.408
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	6.000.000
Donaciones corrientes al sector público	1.850.000
A los entes descentralizados sin fines empresariales	1.850.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(17.984.824)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(3.884.824)**
RECURSOS PROPIOS DE CAPITAL	(3.884.824)
Desahorro en cuenta corriente	(17.984.824)
Incremento de la depreciación y amortización acumuladas	14.100.000
2.2 GASTOS DE CAPITAL	**59.615.000**
INVERSIÓN REAL DIRECTA	59.615.000
Formación bruta de capital fijo	59.205.000
Edificios e instalaciones	1.500.000
Maquinaria, equipos y otros bienes muebles	57.705.000
Bienes intangibles	410.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(63.499.824)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**70.987.986**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	70.987.986
Disminución de otros activos financieros	70.987.986
Disminución de disponibilidades	12.087.986
Disminución de bancos	12.087.986
Disminución de cuentas por cobrar a corto plazo	6.000.000
Disminución de cuentas comerciales por cobrar a corto plazo	6.000.000
Disminución de fondos en avance, en anticipo y en fideicomiso	52.900.000
Disminución de fondos en anticipos	50.000
Disminución de anticipos a contratistas por contratos a corto plazo	7.850.000
Disminución de otros activos financieros no circulantes	45.000.000
3.2 APLICACIONES FINANCIERAS	**70.987.986**
INVERSIÓN FINANCIERA	750.000
Incremento de otros activos financieros	750.000
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	750.000
Incremento de anticipos a proveedores	750.000
DISMINUCIÓN DE PASIVOS	6.738.162
Disminución de cuentas y efectos por pagar	6.738.162
Disminución de cuentas y efectos por pagar a corto plazo	6.738.162
Disminución cuentas por pagar a proveedores a corto plazo	6.738.162
DÉFICIT FINANCIERO	63.499.824

A0193

Oficina Coordinadora de Apoyo Marítimo de la Armada (OCAMAR)

OFICINA COORDINADORA DE APOYO MARÍTIMO DE LA ARMADA (OCAMAR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Para el ejercicio económico financiero 2013 el Servicio continuará enmarcado dentro de las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007 - 2013, así como dentro de las directrices emanadas de la Comisión Central de Planificación y del Ministerio del Poder Popular para la Defensa, con la finalidad de contribuir con la construcción de un nuevo modelo productivo, rumbo a la creación de un nuevo Sistema Económico; lo cual no sólo se circunscribe a la misión de ésta Oficina sino que extiende su marco de acción a la colectividad, a través de la colaboración brindada a las misiones Robinson, Sucre, Barrio Adentro, Ribas y Brigada Humanitaria Internacional, con el apoyo en los servicios de acopio y almacenamiento de las cargas subsidiadas y a las actividades culturales y deportivas dirigidas tanto al personal de la Institución y sus familiares, como fuera de ella.

El servicio de transporte marítimo en el marco de la logística integral, se adecua al mercado de fletes y pesajes y a la estructura de fletes que establece el Servicio Autónomo para la rentabilidad de sus actividades. Igualmente suscribe acuerdos con operadores públicos o privados con la finalidad de garantizar las negociaciones. Para los servicios portuarios en Puerto Cabello y en el Almacén de La Guaira aplica diversas tarifas, mientras que para los Servicios de Agenciamiento y Logística Portuaria, se establecen convenios con los clientes, fundamentalmente del sector público.

La política de gastos se orienta a cubrir las distintas operaciones, funciones administrativas y de mantenimiento a los buques y su infraestructura; así como también los referidos a los servicios de agenciamiento y logística portuaria, pero apegado a la racionalización y eficiencia atendiendo a las políticas de austeridad emanadas del Ejecutivo Nacional.

El servicio de transporte, se atenderá de acuerdo a las características de los buques y a las rutas aperturadas. Cubrirá la demanda de Servicios Portuarios, Almacén Puerto Cabello y Almacén La Guaira, Agenciamiento Naviero en los Puertos Nacionales y Servicios al Proyecto Costa Afuera (PDVSA), contando con un personal especializado en la atención de buques tanques, buques abastecedores, buques graneleros, buques gaseros, buques químicos, de carga general y logística integral, de acuerdo a sus capacidades operativas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**578.036.747**
INGRESOS CORRIENTES ORDINARIOS	578.036.747
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	569.580.864
Venta de otros bienes y servicios	569.580.864
INGRESOS DE LA PROPIEDAD	8.455.883
Intereses	8.455.883
Intereses internos	8.455.883
Intereses por títulos-valores	8.455.883
INGRESOS DE CAPITAL	**2.534.891**
RECURSOS PROPIOS DE CAPITAL	2.534.891
Incremento de la depreciación y amortización acumuladas	2.534.891
FUENTES DE FINANCIAMIENTO	**27.279.197**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	500.000
Disminución de otros activos financieros	500.000
Disminución de cuentas por cobrar a corto plazo	500.000
Disminución de otras cuentas por cobrar a corto plazo	500.000
INCREMENTO DE PASIVOS	26.779.197
Incremento de cuentas y efectos por pagar	2.947.105
Incremento de cuentas y efectos por pagar a corto plazo	2.947.105
Incremento cuentas por pagar a proveedores a corto plazo	2.947.105
Incremento de otros pasivos	23.832.092
Incremento de provisiones y reservas técnicas	3.802.332
Incremento de provisiones	3.802.332
Incremento de provisiones para cuentas incobrables	3.802.332
Incremento de otros pasivos a corto plazo	7.029.760
Incremento de otros pasivos a mediano y largo plazo	13.000.000
TOTAL RECURSOS	**607.850.835**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**539.279.808**
GASTOS DE CONSUMO	520.589.168
Remuneraciones	33.044.267
Sueldos, salarios y otras retribuciones	10.216.740
Beneficios y complementos de sueldos y salarios	8.399.083
Aportes patronales	1.278.994
Prestaciones sociales y otras indemnizaciones	1.643.420
Asistencia socioeconómica	4.728.000
Otros gastos de personal	6.778.030
Compra de bienes y servicios	481.207.678
Bienes de consumo	55.095.767
Servicios no personales	426.111.911
Depreciación y amortización	2.534.891
Provisiones y otros gastos	3.802.332
Cuentas incobrables	3.802.332
TRANSFERENCIAS Y DONACIONES CORRIENTES	18.690.640
Al sector privado	2.015.000
Transferencias corrientes al sector privado	455.000
Directas a personas	455.000
Jubilaciones y otros beneficios asociados	455.000
Donaciones corrientes al sector privado	1.560.000
Donaciones a personas	1.560.000
Al sector público	16.675.640
Transferencias corrientes al sector público	16.675.640
A los entes descentralizados sin fines empresariales para sus gastos	11.487.664
A entes descentralizados financieros no bancarios	5.187.976
GASTOS DE CAPITAL	**38.756.939**
INVERSIÓN REAL DIRECTA	38.756.939
Formación bruta de capital fijo	34.881.247
Maquinaria, equipos y otros bienes muebles	30.457.603
Construcciones de bienes de dominio privado	4.423.644
Bienes intangibles	3.875.692

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**29.814.088**
INVERSIÓN FINANCIERA	29.814.088
Incremento de otros activos financieros	29.814.088
Incremento de disponibilidades	19.754.816
Incremento de caja	14.384
Incremento de bancos	19.740.432
Incremento de cuentas por cobrar a corto plazo	1.553.600
Incremento de cuentas comerciales por cobrar a corto plazo	1.553.600
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	935.352
Incremento de anticipos a contratistas por contratos de corto plazo	909.752
Incremento de activos diferidos a corto plazo	25.600
Incremento de otros activos financieros circulantes	7.570.320
TOTAL GASTOS	**607.850.835**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117881	Transporte Marítimo	Tonelada			150.400	121.204.208				121.204.208
117902	Servicios de Almacén	Unidad de Producción			66.000	164.487.438				164.487.438
117903	Servicios Portuarios	Buque			482	56.214.192				56.214.192
117904	Participación del Servicio Desconcentrado en el Desarrollo Integral de la Nación	Apoyo			48	1.560.000				1.560.000
117930	Servicio de Logistica Portuaria	Buque			745	103.563.838				103.563.838
	TOTAL					447.029.676				447.029.676

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	21.160.906				21.160.906
02	Gestión administrativa	112.426.056			26.779.197	139.205.253
03	Previsión y protección social	455.000				455.000
	TOTAL	134.041.962			26.779.197	160.821.159

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**45**	**30**	**25**	**100**	**2.614.660**	**1.666.167**	**4.280.827**
Profesional y Técnico	27	7	13	47	1.301.780	942.798	2.244.578
Personal Administrativo	12	9	10	31	747.680	514.846	1.262.526
Obrero	6	14	2	22	565.200	208.523	773.723
Personal Contratado	**26**	**23**		**49**	**1.930.097**		**1.930.097**
Profesional y Técnico	13	8		21	1.036.001		1.036.001
Personal Administrativo	9	12		21	670.572		670.572
Obrero	4	3		7	223.524		223.524
TOTAL	**71**	**53**	**25**	**149**	**4.544.757**	**1.666.167**	**6.210.924**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	2		2	**455.000**
Empleados	2		2	455.000
TOTAL	2		2	**455.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	33.044.267
4.02	Materiales, suministros y mercancías	55.095.767
4.03	Servicios no personales	426.111.911
4.04	Activos reales	38.756.939
4.05	Activos financieros	29.814.088
4.07	Transferencias y donaciones	18.690.640
4.08	Otros gastos	6.337.223
	TOTAL	**607.850.835**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**578.036.747**
INGRESOS CORRIENTES ORDINARIOS	578.036.747
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	569.580.864
Venta de otros bienes y servicios	569.580.864
INGRESOS DE LA PROPIEDAD	8.455.883
Intereses	8.455.883
Intereses internos	8.455.883
Intereses por títulos-valores	8.455.883
1.2 GASTOS CORRIENTES	**539.279.808**
GASTOS DE CONSUMO	520.589.168
Remuneraciones	33.044.267
Sueldos, salarios y otras retribuciones	10.216.740
Beneficios y complementos de sueldos y salarios	8.399.083
Aportes patronales	1.278.994
Prestaciones sociales y otras indemnizaciones	1.643.420
Asistencia socioeconómica	4.728.000
Otros gastos de personal	6.778.030
Compra de bienes y servicios	481.207.678
Bienes de consumo	55.095.767
Servicios no personales	426.111.911
Depreciación y amortización	2.534.891
Provisiones y otros gastos	3.802.332
Cuentas incobrables	3.802.332
TRANSFERENCIAS Y DONACIONES CORRIENTES	18.690.640
Al sector privado	2.015.000
Transferencias corrientes al sector privado	455.000
Directas a personas	455.000
Jubilaciones y otros beneficios asociados	455.000
Donaciones corrientes al sector privado	1.560.000
Donaciones a personas	1.560.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Al sector público	16.675.640
Transferencias corrientes al sector público	16.675.640
A los entes descentralizados sin fines empresariales para sus gastos	11.487.664
A entes descentralizados financieros no bancarios	5.187.976
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**38.756.939**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**41.291.830**
RECURSOS PROPIOS DE CAPITAL	41.291.830
Ahorro/ Desahorro en cuenta corriente	38.756.939
Incremento de la depreciación y amortización acumuladas	2.534.891
2.2 GASTOS DE CAPITAL	**38.756.939**
INVERSIÓN REAL DIRECTA	38.756.939
Formación bruta de capital fijo	34.881.247
Maquinaria, equipos y otros bienes muebles	30.457.603
Construcciones de bienes de dominio privado	4.423.644
Bienes intangibles	3.875.692
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**2.534.891**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**29.814.088**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	500.000
Disminución de otros activos financieros	500.000
Disminución de cuentas por cobrar a corto plazo	500.000
Disminución de otras cuentas por cobrar a corto plazo	500.000
INCREMENTO DE PASIVOS	26.779.197
Incremento de cuentas y efectos por pagar	2.947.105
Incremento de cuentas y efectos por pagar a corto plazo	2.947.105
Incremento cuentas por pagar a proveedores a corto plazo	2.947.105

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Incremento de otros pasivos	23.832.092
Incremento de provisiones y reservas técnicas	3.802.332
Incremento de provisiones	3.802.332
Incremento de provisiones para cuentas incobrables	3.802.332
Incremento de otros pasivos a corto plazo	7.029.760
Incremento de otros pasivos a mediano y largo plazo	13.000.000
SUPERÁVIT FINANCIERO	2.534.891
3.2 APLICACIONES FINANCIERAS	**29.814.088**
INVERSIÓN FINANCIERA	29.814.088
Incremento de otros activos financieros	29.814.088
Incremento de disponibilidades	19.754.816
Incremento de caja	14.384
Incremento de bancos	19.740.432
Incremento de cuentas por cobrar a corto plazo	1.553.600
Incremento de cuentas comerciales por cobrar a corto plazo	1.553.600
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	935.352
Incremento de anticipos a contratistas por contratos de corto plazo	909.752
Incremento de activos diferidos a corto plazo	25.600
Incremento de otros activos financieros circulantes	7.570.320

A0194

Servicio Autónomo sin Personalidad Jurídica de la Fuerza Aérea Venezolana (SAFAV)

SERVICIO AUTÓNOMO SIN PERSONALIDAD JURÍDICA DE LA FUERZA AÉREA VENEZOLANA (SAFAV)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Servicio Autónomo de la Aviación, fue creado según el decreto 35135, de fecha 23 de diciembre de 1998, y publicado en la Gaceta Oficial N° 36632, de fecha 29 de enero de 1999. Como órgano responsable del aprovechamiento de las instalaciones y capacidades operativas que permiten la captación de ingresos para apoyar el presupuesto de la Aviación, cubrir gastos por concepto de inversión, funcionamiento y cualquier otro gasto que contribuya con el desarrollo de la organización, tiene como misión comercializar las capacidades del componente Aviación, con carácter de autogestión, donde sus fortalezas son los criterios de calidad, innovación y avanzada tecnología, con el objeto de desarrollar la industria básica no energética, la manufactura y los servicios básicos.

Para el ejercicio fiscal 2013, el Servicio Autónomo estima alcanzar por la comercialización de bienes y servicios un (01) proyecto denominado Centro de Gestión Productiva Diversificada y cuatro (04) acciones especificas los cuales se especifican a continuación: Acción Específica I Instrucción y Capacitación Técnica a Entes Públicos y Privados; Acción Específica II Servicios Aeronáuticos en General; Acción Específica III Producción y Comercialización de Productos de Panificación y Pastelería, Acción Especifica IV Apoyo Administrativo.

Es por esto, que todas las actividades a efectuar durante el ejercicio fiscal en el 2013, van con el propósito de cumplir con el proyecto y las acciones específicas mencionadas en el párrafo anterior, las cuales serán financiadas con recursos económicos obtenidos de la autogestión de los bienes y servicios prestados.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**5.532.351**
INGRESOS CORRIENTES ORDINARIOS	5.532.351
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	4.012.351
Venta de otros bienes y servicios	4.012.351
INGRESOS DE LA PROPIEDAD	1.500.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	1.500.000
Alquileres	1.500.000
OTROS INGRESOS	20.000
Otros ingresos ajenos a la operación	20.000
INGRESOS DE CAPITAL	**90.940**
RECURSOS PROPIOS DE CAPITAL	90.940
Incremento de la depreciación y amortización acumuladas	90.940
FUENTES DE FINANCIAMIENTO	**2.364.592**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.001.316
Disminución de otros activos financieros	1.001.316
Disminución de disponibilidades	403.264
Disminución de caja	51.771
Disminución de inversiones temporales	351.493
Disminución de cuentas por cobrar a corto plazo	598.052
Disminución de cuentas comerciales por cobrar a corto plazo	593.349
Disminución de otras cuentas por cobrar a corto plazo	4.703
INCREMENTO DE PASIVOS	1.363.276
Incremento de cuentas y efectos por pagar	950.549
Incremento de cuentas y efectos por pagar a corto plazo	950.549
Incremento de aportes patronales y retenciones laborales por pagar	950.105

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Incremento de otras retenciones laborales por pagar	950.105
Incremento de intereses por pagar	444
Incremento de intereses internos por pagar	444
Incremento de otros pasivos	412.727
Incremento de fondos de terceros	52.485
Incremento de depósitos recibidos en garantía	52.485
Incremento de otros pasivos a corto plazo	360.242
TOTAL RECURSOS	**7.987.883**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**3.391.713**
GASTOS DE CONSUMO	2.602.653
Remuneraciones	300.000
Sueldos, salarios y otras retribuciones	206.616
Beneficios y complementos de sueldos y salarios	62.984
Aportes patronales	5.400
Prestaciones sociales y otras indemnizaciones	15.000
Asistencia socioeconómica	5.000
Otros gastos de personal	5.000
Compra de bienes y servicios	2.211.713
Bienes de consumo	1.308.504
Servicios no personales	903.209
Depreciación y amortización	90.940
TRANSFERENCIAS Y DONACIONES CORRIENTES	650.000
Al sector público	650.000
Transferencias corrientes al sector público	650.000
A la República	650.000
OTROS GASTOS CORRIENTES	139.060
Otros gastos corrientes	139.060
Otras perdidas	139.060
GASTOS DE CAPITAL	**3.838.678**
INVERSIÓN REAL DIRECTA	3.838.678
Formación bruta de capital fijo	3.838.678
Edificios e instalaciones	3.090.756
Construcciones de bienes de dominio público	747.922

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**757.492**
INVERSIÓN FINANCIERA	475.896
Incremento de otros activos financieros	475.896
Incremento de disponibilidades	441.342
Incremento de bancos	441.342
Incremento de otros activos financieros circulantes	33.316
Incremento de otros activos financieros	1.238
DISMINUCIÓN DE PASIVOS	281.596
Disminución de cuentas y efectos por pagar	190.236
Disminución de cuentas y efectos por pagar a corto plazo	190.236
Disminución cuentas por pagar a proveedores a corto plazo	190.236
Disminución de otros pasivos	91.360
Disminución de provisiones y reservas técnicas	91.360
Disminución de provisiones	91.360
Disminución de otras provisiones	91.360
TOTAL GASTOS	**7.987.883**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117173	Centro de Gestión Productiva Diversificada.	Bolívar			7.987.883	7.987.883				7.987.883
TOTAL						**7.987.883**				**7.987.883**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**3**	**4**		**7**	**151.616**		**151.616**
Obrero	3	4		7	151.616		151.616
TOTAL	**3**	**4**		**7**	**151.616**		**151.616**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	300.000
4.02	Materiales, suministros y mercancías	1.308.504
4.03	Servicios no personales	903.209
4.04	Activos reales	3.838.678
4.05	Activos financieros	475.896
4.07	Transferencias y donaciones	650.000
4.08	Otros gastos	230.000
4.11	Disminución de pasivos	281.596
	TOTAL	**7.987.883**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**5.532.351**
INGRESOS CORRIENTES ORDINARIOS	5.532.351
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	4.012.351
Venta de otros bienes y servicios	4.012.351
INGRESOS DE LA PROPIEDAD	1.500.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	1.500.000
Alquileres	1.500.000
OTROS INGRESOS	20.000
Otros ingresos ajenos a la operación	20.000
1.2 GASTOS CORRIENTES	**3.391.713**
GASTOS DE CONSUMO	2.602.653
Remuneraciones	300.000
Sueldos, salarios y otras retribuciones	206.616
Beneficios y complementos de sueldos y salarios	62.984
Aportes patronales	5.400
Prestaciones sociales y otras indemnizaciones	15.000
Asistencia socioeconómica	5.000
Otros gastos de personal	5.000
Compra de bienes y servicios	2.211.713
Bienes de consumo	1.308.504
Servicios no personales	903.209
Depreciación y amortización	90.940
TRANSFERENCIAS Y DONACIONES CORRIENTES	650.000
Al sector público	650.000
Transferencias corrientes al sector público	650.000
A la República	650.000
OTROS GASTOS CORRIENTES	139.060
Otros gastos corrientes	139.060
Otras perdidas	139.060
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.140.638**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.231.578**
RECURSOS PROPIOS DE CAPITAL	2.231.578
Ahorro/ Desahorro en cuenta corriente	2.140.638
Incremento de la depreciación y amortización acumuladas	90.940
2.2 GASTOS DE CAPITAL	**3.838.678**
INVERSIÓN REAL DIRECTA	3.838.678
Formación bruta de capital fijo	3.838.678
Edificios e instalaciones	3.090.756
Construcciones de bienes de dominio público	747.922
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.607.100)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.364.592**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.001.316
Disminución de otros activos financieros	1.001.316
Disminución de disponibilidades	403.264
Disminución de caja	51.771
Disminución de inversiones temporales	351.493
Disminución de cuentas por cobrar a corto plazo	598.052
Disminución de cuentas comerciales por cobrar a corto plazo	593.349
Disminución de otras cuentas por cobrar a corto plazo	4.703
INCREMENTO DE PASIVOS	1.363.276
Incremento de cuentas y efectos por pagar	950.549
Incremento de cuentas y efectos por pagar a corto plazo	950.549
Incremento de aportes patronales y retenciones laborales por pagar	950.105
Incremento de otras retenciones laborales por pagar	950.105
Incremento de intereses por pagar	444
Incremento de intereses internos por pagar	444
Incremento de otros pasivos	412.727

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Incremento de fondos de terceros	52.485
Incremento de depósitos recibidos en garantía	52.485
Incremento de otros pasivos a corto plazo	360.242
3.2 APLICACIONES FINANCIERAS	**2.364.592**
INVERSIÓN FINANCIERA	475.896
Incremento de otros activos financieros	475.896
Incremento de disponibilidades	441.342
Incremento de bancos	441.342
Incremento de otros activos financieros circulantes	33.316
Incremento de otros activos financieros	1.238
DISMINUCIÓN DE PASIVOS	281.596
Disminución de cuentas y efectos por pagar	190.236
Disminución de cuentas y efectos por pagar a corto plazo	190.236
Disminución cuentas por pagar a proveedores a corto plazo	190.236
Disminución de otros pasivos	91.360
Disminución de provisiones y reservas técnicas	91.360
Disminución de provisiones	91.360
Disminución de otras provisiones	91.360
DÉFICIT FINANCIERO	1.607.100

A0195

Servicio Autónomo de Mantenimiento de Lanchas de la Guardia Nacional (SAMALGUARN)

SERVICIO AUTÓNOMO DE MANTENIMIENTO DE LANCHAS DE LA GUARDIA NACIONAL (SAMALGUARN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Servicio Autónomo de Mantenimiento de Lanchas de la Guardia Nacional, da respuesta a las necesidades principalmente de la Guardia Nacional Bolivariana en cuanto a la formación de patrones técnicos que permitan desarrollar rasgos y cualidades del nuevo país socialista que se gesta, relacionado con nuestra historia.

Hoy por hoy, a través de su transparente gestión los Directivos de este Servicio Autónomo mantienen su firme convicción de ser una institución "Modelo" y para ello presenta su presupuesto para el venidero ejercicio fiscal 2013.

Haciendo una proyección hacia el futuro inmediato, con el desarrollo del proyecto se espera impactar a la población venezolana a través de la seguridad de la zona costera del territorio nacional. Como consecuencia esencial, la Guardia Nacional Bolivariana tendrá una mayor ejecución de sus planes de patrullajes navales gracias a la eficiencia y garantía del servicio realizado desde este ente especializado.

Con el proyecto planteado para ejecutar durante el año 2013, denominado "Mantenimiento preventivo y correctivo de Lanchas Patrulleras de la Guardia Nacional Bolivariana de Venezuela y Embarcaciones pertenecientes al sector privado", se espera alcanzar los siguientes objetivos:

- Garantizar mantenimiento correctivo y preventivo de alta calidad, de las Lanchas Patrulleras de la Guardia Nacional Bolivariana y de Embarcaciones navales pertenecientes al sector privado, y así incrementar la capacidad operacional de esas unidades.
- Fortalecer el apoyo de las unidades comprometidas en operaciones de orden público, proporcionando el mantenimiento correctivo y preventivo de las Lanchas Patrulleras de la Guardia Nacional Bolivariana.
- Reducir los tiempos de respuesta en relación a los requerimientos de Servicio y Mantenimiento de las Lanchas Patrulleras de la Guardia Nacional Bolivariana y de Embarcaciones navales pertenecientes al sector privado.
- Brindar las mejores condiciones de seguridad que permita mantener la eficacia en las reparaciones y mantenimiento de las unidades para garantizar el correcto funcionamiento de los sistemas principales y auxiliares de las Lanchas Patrulleras de la Guardia Nacional Bolivariana y de Embarcaciones navales pertenecientes al sector privado.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**1.650.000**
INGRESOS CORRIENTES ORDINARIOS	1.650.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.650.000
Venta de otros bienes y servicios	1.650.000
INGRESOS DE CAPITAL	**26.768**
RECURSOS PROPIOS DE CAPITAL	26.768
Incremento de la depreciación y amortización acumuladas	26.768
FUENTES DE FINANCIAMIENTO	**97.120**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	97.120
Disminución de otros activos financieros	97.120
Disminución de cuentas por cobrar a corto plazo	97.120
Disminución de cuentas comerciales por cobrar a corto plazo	97.120
TOTAL RECURSOS	**1.773.888**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**1.328.862**
GASTOS DE CONSUMO	1.178.086
Remuneraciones	76.463
Sueldos, salarios y otras retribuciones	36.000
Beneficios y complementos de sueldos y salarios	29.880
Aportes patronales	1.583
Prestaciones sociales y otras indemnizaciones	9.000
Compra de bienes y servicios	1.074.855
Bienes de consumo	722.495
Servicios no personales	352.360
Depreciación y amortización	26.768
TRANSFERENCIAS Y DONACIONES CORRIENTES	150.776
Al sector público	150.776
Transferencias corrientes al sector público	150.776
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	79.789
A entes descentralizados financieros no bancarios	70.987
GASTOS DE CAPITAL	**43.871**
INVERSIÓN REAL DIRECTA	43.871
Formación bruta de capital fijo	43.871
Maquinaria, equipos y otros bienes muebles	43.871
APLICACIONES FINANCIERAS	**401.155**
INVERSIÓN FINANCIERA	375.351
Incremento de otros activos financieros	375.351
Incremento de disponibilidades	375.351
Incremento de bancos	375.351
DISMINUCIÓN DE PASIVOS	25.804
Disminución de cuentas y efectos por pagar	25.804
Disminución de cuentas y efectos por pagar a mediano y largo plazo	25.804
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	25.804
TOTAL GASTOS	**1.773.888**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117750	Servicio de mantenimiento a embarcaciones del sector público y privado	Mantenimiento			307	1.773.888				1.773.888
TOTAL						1.773.888				1.773.888

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**1**			**1**	**36.000**		**36.000**
Personal Administrativo	1			1	36.000		36.000
TOTAL	1			1	36.000		36.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	76.463
4.02	Materiales, suministros y mercancías	722.495
4.03	Servicios no personales	352.360
4.04	Activos reales	43.871
4.05	Activos financieros	375.351
4.07	Transferencias y donaciones	150.776
4.08	Otros gastos	26.768
4.11	Disminución de pasivos	25.804
	TOTAL	**1.773.888**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.650.000**
INGRESOS CORRIENTES ORDINARIOS	1.650.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.650.000
Venta de otros bienes y servicios	1.650.000
1.2 GASTOS CORRIENTES	**1.328.862**
GASTOS DE CONSUMO	1.178.086
Remuneraciones	76.463
Sueldos, salarios y otras retribuciones	36.000
Beneficios y complementos de sueldos y salarios	29.880
Aportes patronales	1.583
Prestaciones sociales y otras indemnizaciones	9.000
Compra de bienes y servicios	1.074.855
Bienes de consumo	722.495
Servicios no personales	352.360
Depreciación y amortización	26.768
TRANSFERENCIAS Y DONACIONES CORRIENTES	150.776
Al sector público	150.776
Transferencias corrientes al sector público	150.776
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	79.789
A entes descentralizados financieros no bancarios	70.987
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**321.138**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**347.906**
RECURSOS PROPIOS DE CAPITAL	347.906
Ahorro en cuenta corriente	321.138
Incremento de la depreciación y amortización acumuladas	26.768
2.2 GASTOS DE CAPITAL	**43.871**
INVERSIÓN REAL DIRECTA	43.871
Formación bruta de capital fijo	43.871
Maquinaria, equipos y otros bienes muebles	43.871
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**304.035**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**401.155**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	97.120
Disminución de otros activos financieros	97.120
Disminución de cuentas por cobrar a corto plazo	97.120
Disminución de cuentas comerciales por cobrar a corto plazo	97.120
SUPERÁVIT FINANCIERO	304.035
3.2 APLICACIONES FINANCIERAS	**401.155**
INVERSIÓN FINANCIERA	375.351
Incremento de otros activos financieros	375.351
Incremento de disponibilidades	375.351
Incremento de bancos	375.351
DISMINUCIÓN DE PASIVOS	25.804
Disminución de cuentas y efectos por pagar	25.804
Disminución de cuentas y efectos por pagar a mediano y largo plazo	25.804
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	25.804

A0448

Fundación de Atención Social del Ministerio de la Defensa (FUNDASMIN)

FUNDACIÓN DE ATENCIÓN SOCIAL DEL MINISTERIO DE LA DEFENSA (FUNDASMIN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación de Atención Social del Ministerio de la Defensa (FUNDASMIN), se le autoriza su creación mediante Decreto N° 4.180 de fecha 22 de diciembre de 2005; persigue como objetivo fundamental la promoción, fomento y apoyo a las actividades destinadas a la ejecución de proyectos de carácter cultural, asistencial, así como social, en lo que respecta a la materia de salud y vivienda, en pro del bienestar del personal militar de la Fuerza Armada Nacional Bolivariana, sus familiares y personal civil.

En cumplimiento de sus objetivos, prevé realizar eventos de carácter social, con el fin de contribuir con apoyos y donaciones, las cuales se dirigirán a mejorar el bienestar social y económico de la población militar de escasos recursos y a sus familiares, proyectando alcanzar 2.500 beneficiarios.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**14.600.000**
INGRESOS CORRIENTES ORDINARIOS	4.600.000
TRANSFERENCIAS CORRIENTES	1.600.000
Transferencias corrientes del sector público	1.600.000
Transferencias corrientes internas recibidas del sector público	1.600.000
De la República	1.600.000
OTROS INGRESOS	3.000.000
Otros ingresos ordinarios	3.000.000
INGRESOS CORRIENTES EXTRAORDINARIOS	10.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.000.000
Donaciones corrientes internas recibidas del sector público	10.000.000
De los entes descentralizados sin fines empresariales	10.000.000
TOTAL RECURSOS	**14.600.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**11.600.000**
GASTOS DE CONSUMO	1.600.000
Remuneraciones	1.339.680
Sueldos, salarios y otras retribuciones	367.176
Beneficios y complementos de sueldos y salarios	825.440
Aportes patronales	85.868
Prestaciones sociales y otras indemnizaciones	61.196
Compra de bienes y servicios	260.320
Bienes de consumo	220.000
Servicios no personales	40.320
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.000.000
Al sector privado	10.000.000
Donaciones corrientes al sector privado	10.000.000
Donaciones a personas	10.000.000
APLICACIONES FINANCIERAS	**3.000.000**
INVERSIÓN FINANCIERA	3.000.000
Incremento de otros activos financieros	3.000.000
Incremento de disponibilidades	3.000.000
Incremento de bancos	3.000.000
TOTAL GASTOS	**14.600.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117107	Programa de asistencia social	Ayuda Otorgada			2.500	13.000.000	1.600.000			14.600.000
TOTAL						13.000.000	1.600.000			14.600.000

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**7**	**6**		**13**	**367.176**		**367.176**
Profesional y Técnico	7	6		13	367.176		367.176
TOTAL	7	6		13	367.176		367.176

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	1.339.680
4.02	Materiales, suministros y mercancías	220.000
4.03	Servicios no personales	40.320
4.05	Activos financieros	3.000.000
4.07	Transferencias y donaciones	10.000.000
	TOTAL	**14.600.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**14.600.000**
INGRESOS CORRIENTES ORDINARIOS	4.600.000
TRANSFERENCIAS CORRIENTES	1.600.000
Transferencias corrientes del sector público	1.600.000
Transferencias corrientes internas recibidas del sector público	1.600.000
De la República	1.600.000
Recursos Ordinarios	1.600.000
OTROS INGRESOS	3.000.000
Otros ingresos ordinarios	3.000.000
INGRESOS CORRIENTES EXTRAORDINARIOS	10.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.000.000
Donaciones corrientes internas recibidas del sector público	10.000.000
De los entes descentralizados sin fines empresariales	10.000.000
1.2 GASTOS CORRIENTES	**11.600.000**
GASTOS DE CONSUMO	1.600.000
Remuneraciones	1.339.680
Sueldos, salarios y otras retribuciones	367.176
Beneficios y complementos de sueldos y salarios	825.440
Aportes patronales	85.868
Prestaciones sociales y otras indemnizaciones	61.196
Compra de bienes y servicios	260.320
Bienes de consumo	220.000
Servicios no personales	40.320
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.000.000
Al sector privado	10.000.000
Donaciones corrientes al sector privado	10.000.000
Donaciones a personas	10.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.000.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.000.000**
RECURSOS PROPIOS DE CAPITAL	3.000.000
Ahorro en cuenta corriente	3.000.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**3.000.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**3.000.000**
SUPERÁVIT FINANCIERO	3.000.000
3.2 APLICACIONES FINANCIERAS	**3.000.000**
INVERSIÓN FINANCIERA	3.000.000
Incremento de otros activos financieros	3.000.000
Incremento de disponibilidades	3.000.000
Incremento de bancos	3.000.000

A0485

Fundación de Cardiología Integral (FUNDACARDIN)

FUNDACIÓN DE CARDIOLOGÍA INTEGRAL (FUNDACARDIN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación de Cardiología Integral "FUNDACARDIN", es una institución que cuenta con más de 31 años de servicio dedicado a la atención de pacientes con cardiopatías congénitas desde la vida intrauterina hasta la adultez en todo el Territorio Nacional de forma totalmente gratuita, siendo una de las pocas instituciones de nivel III que quedan operativas dentro de la red cardiológica a nivel nacional, además es centro de referencia del Hospital Cardiológico Infantil Latinoamericano "Dr. Gilberto Rodríguez Ochoa", con quien se trabaja estrechamente a fin de solucionar la mayor cantidad de casos, a fin de evitar el congestionamiento y disminuir las listas de espera.

La Fundación presta servicios Médicos Especiales a pacientes cardiópatas de todo el Territorio Nacional los cuales se describen continuación:

- Programas de investigación y docencia, postgrados y especialización profesional.
- Programas de Educación y Prevención.
- Programas de Diagnósticos.
- Orientación Familiar y Social.
- Consulta y apoyo Psiquiátrico.
- Consultas Externas.
- Consultas de Arritmias y Holters.
- Consultas de factores de Riesgo Cardiovascular.
- Eco cardiografía en sus diferentes versiones (fetal, pediátrico y trans-esofágico).
- Electrocardiogramas.
- Prueba de Esfuerzo.
- Prueba de Tilt Test.
- Hospitalización.
- Terapia Ocupacional.
- Tratamiento pre y post operatorios.
- Cirugías (Periférica y extracorpórea).
- Hemodinamia Diagnostica y Terapéutica.
- Unidad de Recuperación Cardiovascular Infantil.

La Fundación estima atender en el área de consulta y estudios especializados a: 14.385 pacientes cardiópatas y además realizar 115 procedimientos quirúrgicos para un total general de 14.500 pacientes atendidos. Permitiendo con esto brindar un servicio oportuno, eficiente y además gratuito, para contribuir de manera efectiva en la detección, tratamiento y corrección de las cardiopatías congénitas en la población proveniente de todo el territorio nacional, empleando de manera eficiente los recursos financieros y materiales de Estado y contribuyendo de manera oportuna a dar cumplimiento a las políticas en materia de salud.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**5.918.423**
INGRESOS CORRIENTES ORDINARIOS	5.918.423
TRANSFERENCIAS CORRIENTES	5.918.423
Transferencias corrientes internas recibidas del sector privado	1.384.375
De empresas privadas	1.384.375
Transferencias corrientes del sector público	4.534.048
Transferencias corrientes internas recibidas del sector público	4.534.048
De la República	4.534.048
INGRESOS DE CAPITAL	**436.445**
RECURSOS PROPIOS DE CAPITAL	436.445
Incremento de la depreciación y amortización acumuladas	436.445
TOTAL RECURSOS	**6.354.868**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**6.285.186**
GASTOS DE CONSUMO	6.285.186
Remuneraciones	1.260.478
Sueldos, salarios y otras retribuciones	945.607
Beneficios y complementos de sueldos y salarios	150.312
Aportes patronales	40.470
Prestaciones sociales y otras indemnizaciones	94.089
Asistencia socioeconómica	30.000
Compra de bienes y servicios	4.588.263
Bienes de consumo	4.009.394
Servicios no personales	578.869
Depreciación y amortización	436.445
GASTOS DE CAPITAL	**69.682**
INVERSIÓN REAL DIRECTA	69.682
Formación bruta de capital fijo	69.682
Maquinaria, equipos y otros bienes muebles	69.682
TOTAL GASTOS	**6.354.868**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118503	Servicios médicos especializados a pacientes cardiópatas congénitos de todo el territorio nacional.	Paciente Atendido	10.150	4.350	14.500	436.445	4.534.048		1.384.375	6.354.868
TOTAL						**436.445**	**4.534.048**		**1.384.375**	**6.354.868**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**8**	**2**		**10**	**275.623**		**275.623**
Personal Administrativo	5			5	122.824		122.824
Personal Médico	2			2	79.104		79.104
Obrero	1	2		3	73.695		73.695
TOTAL	**8**	**2**		**10**	**275.623**		**275.623**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	1.260.478
4.02	Materiales, suministros y mercancías	4.009.394
4.03	Servicios no personales	578.869
4.04	Activos reales	69.682
4.08	Otros gastos	436.445
	TOTAL	**6.354.868**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**5.918.423**
INGRESOS CORRIENTES ORDINARIOS	5.918.423
TRANSFERENCIAS CORRIENTES	5.918.423
Transferencias corrientes internas recibidas del sector privado	1.384.375
De empresas privadas	1.384.375
Transferencias corrientes del sector público	4.534.048
Transferencias corrientes internas recibidas del sector público	4.534.048
De la República	4.534.048
Recursos Ordinarios	4.534.048
1.2 GASTOS CORRIENTES	**6.285.186**
GASTOS DE CONSUMO	6.285.186
Remuneraciones	1.260.478
Sueldos, salarios y otras retribuciones	945.607
Beneficios y complementos de sueldos y salarios	150.312
Aportes patronales	40.470
Prestaciones sociales y otras indemnizaciones	94.089
Asistencia socioeconómica	30.000
Compra de bienes y servicios	4.588.263
Bienes de consumo	4.009.394
Servicios no personales	578.869
Depreciación y amortización	436.445
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(366.763)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**69.682**
RECURSOS PROPIOS DE CAPITAL	69.682
Desahorro en cuenta corriente	(366.763)
Incremento de la depreciación y amortización acumuladas	436.445
2.2 GASTOS DE CAPITAL	**69.682**
INVERSIÓN REAL DIRECTA	69.682
Formación bruta de capital fijo	69.682
Maquinaria, equipos y otros bienes muebles	69.682
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A1375

Universidad Militar Bolivariana de Venezuela (UMBV)

UNIVERSIDAD MILITAR BOLIVARIANA DE VENEZUELA (UMBV)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La universidad Militar Bolivariana de Venezuela, es una institución de educación superior, que fue creada por Decreto Presidencial, con la finalidad de consolidar la visión en la integración funcional de los institutos de educación militar y transformarlos en academias e institutos de educación superior, elevando el nivel académico y en constante evolución, desarrollo y transformación del nuevo pensamiento militar bolivariano. Esta recién creada universidad, pretende emancipar el proceso de transformación de los futuros militares venezolanos, para hacerlos hombres preparados con altísima calidad educacional y vocación de trabajo, que les permita ser hombres y mujeres dignos al servicio de la patria, como integrantes de nuestra Fuerza Armada Nacional Bolivariana.

En tal sentido, esta casa de estudio para el ejercicio económico financiero 2013, tiene como objetivo principal seguir avanzando a la par del proceso de desarrollo de la nación en la parte tecnológica, cultural, deportiva y de adiestramiento militar, ejerciendo funciones con eficacia, efectividad, equidad, justicia, oportunidad y calidad, apegada a la normativa legal vigente, fortaleciendo la actividad académica, de investigación y de extensión, con un recurso humano idóneo, oportuno y eficiente, que garantice la transparencia y la uniformidad en todos los asuntos referentes a la formación militar universitaria. Del mismo modo, la Universidad Militar Bolivariana de Venezuela, en su carácter de ente descentralizado, tiene previsto lograr la mayor eficiencia, eficacia y sana administración de los recursos presupuestarios asignados, dándole importancia al cumplimiento de las metas establecidas para la formación integral de los profesionales de la Fuerza Armada Nacional Bolivariana, en concordancia con las estrategias fijadas en el Plan General de la Nación 2007 - 2013, orientado a la construcción del socialismo del siglo XXI, estableciendo una estructura presupuestaria, conformada por siete (7) proyectos y una acción central, distribuidos de la siguiente forma: "Formación en Carrera", "Formación de Postgrados o Estudios Avanzados", "Investigación, Innovación y Gestión del Conocimiento", "Sistemas de Recursos para el Intercambio Académico", "Sistema de Apoyo al Desarrollo Estudiantil" "Intercambio y Gestión del Conocimiento con la Sociedad" y "Desarrollo y Mantenimiento de Infraestructura Física".

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**180.295.679**
INGRESOS CORRIENTES ORDINARIOS	180.295.679
TRANSFERENCIAS CORRIENTES	180.295.679
Transferencias corrientes del sector público	180.295.679
Transferencias corrientes internas recibidas del sector público	180.295.679
De la República	180.295.679
INGRESOS DE CAPITAL	**1.394.638**
RECURSOS PROPIOS DE CAPITAL	1.394.638
Incremento de la depreciación y amortización acumuladas	1.394.638
TOTAL RECURSOS	**181.690.317**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**136.261.575**
GASTOS DE CONSUMO	135.219.975
Remuneraciones	40.022.881
Sueldos, salarios y otras retribuciones	22.164.482
Beneficios y complementos de sueldos y salarios	3.849.120
Aportes patronales	1.688.043
Prestaciones sociales y otras indemnizaciones	12.321.236
Compra de bienes y servicios	79.293.366
Bienes de consumo	58.792.410
Servicios no personales	20.500.956
Impuestos indirectos	14.509.090
Depreciación y amortización	1.394.638
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.041.600
Al sector privado	1.041.600
Transferencias corrientes al sector privado	1.041.600
Directas a personas	1.041.600
Otras transferencias directas a personas	1.041.600
GASTOS DE CAPITAL	**45.428.742**
INVERSIÓN REAL DIRECTA	45.428.742
Formación bruta de capital fijo	44.278.742
Maquinaria, equipos y otros bienes muebles	27.928.742
Construcciones de bienes de dominio privado	16.350.000
Bienes intangibles	1.150.000
TOTAL GASTOS	**181.690.317**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118269	Formación en carrera	Matrícula			6.700		91.382.496			91.382.496
118351	Formación de postgrado o estudios avanzados	Matrícula			4.461		24.208.249			24.208.249
118364	Investigación, innovación y gestión del conocimiento	Investigación			50		935.268			935.268
118417	Sistema de Recursos para la Formación e Intercambio Académico	Usuario			267.864		3.395.714			3.395.714
118445	Sistema de apoyo al desarrollo estudiantil	Beca			547		1.041.600			1.041.600
118454	Intercambio de gestión del conocimiento con la sociedad	Comunidad			4		4.650.000			4.650.000
118464	Desarrollo y mantenimiento de estructura física	Metro Cuadrado			25.000		43.110.566			43.110.566
	TOTAL						168.723.893			168.723.893

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
02	Gestión administrativa	1.394.638	11.571.786			12.966.424
	TOTAL	1.394.638	11.571.786			12.966.424

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**226**	**98**		**324**	**13.888.968**		**13.888.968**
Personal Docente	226	98		324	13.888.968		13.888.968
TOTAL	**226**	**98**		**324**	**13.888.968**		**13.888.968**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	40.022.881
4.02	Materiales, suministros y mercancías	58.792.410
4.03	Servicios no personales	35.010.046
4.04	Activos reales	45.428.742
4.07	Transferencias y donaciones	1.041.600
4.08	Otros gastos	1.394.638
	TOTAL	**181.690.317**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**180.295.679**
INGRESOS CORRIENTES ORDINARIOS	180.295.679
TRANSFERENCIAS CORRIENTES	180.295.679
Transferencias corrientes del sector público	180.295.679
Transferencias corrientes internas recibidas del sector público	180.295.679
De la República	180.295.679
Recursos Ordinarios	180.295.679
Ministerio del Poder Popular para la Defensa	175.000.000
Ministerio del Poder Popular para la Educación Universitaria	5.295.679
1.2 GASTOS CORRIENTES	**136.261.575**
GASTOS DE CONSUMO	135.219.975
Remuneraciones	40.022.881
Sueldos, salarios y otras retribuciones	22.164.482
Beneficios y complementos de sueldos y salarios	3.849.120
Aportes patronales	1.688.043
Prestaciones sociales y otras indemnizaciones	12.321.236
Compra de bienes y servicios	79.293.366
Bienes de consumo	58.792.410
Servicios no personales	20.500.956
Impuestos indirectos	14.509.090
Depreciación y amortización	1.394.638
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.041.600
Al sector privado	1.041.600
Transferencias corrientes al sector privado	1.041.600
Directas a personas	1.041.600
Otras transferencias directas a personas	1.041.600
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**44.034.104**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**45.428.742**
RECURSOS PROPIOS DE CAPITAL	45.428.742
Ahorro/ Desahorro en cuenta corriente	44.034.104
Incremento de la depreciación y amortización acumuladas	1.394.638
2.2 GASTOS DE CAPITAL	**45.428.742**
INVERSIÓN REAL DIRECTA	45.428.742
Formación bruta de capital fijo	44.278.742
Maquinaria, equipos y otros bienes muebles	27.928.742
Construcciones de bienes de dominio privado	16.350.000
Bienes intangibles	1.150.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

10
Ministerio del Poder Popular para la Educación

Ministerio del Poder Popular para la Educación

A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)
A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)
A0135 Academia Nacional de Ciencias Económicas
A0136 Academia de Ciencias Físicas, Matemáticas y Naturales
A0137 Academia de Ciencias Políticas y Sociales
A0138 Academia Nacional de la Historia
A0139 Academia Venezolana de la Lengua
A0140 Academia Nacional de Medicina
A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)
A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)
A0409 Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)
A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)
A0425 Fundación Samuel Robinson
A0477 Fundación Colombeia
A0484 Fundación Nacional El Niño Simón
A0911 Academia Nacional de la Ingeniería y el Hábitat

A0056

Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)

INSTITUTO DE PREVISIÓN Y ASISTENCIA SOCIAL PARA EL PERSONAL DEL MINISTERIO DE EDUCACIÓN (IPASME)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME), tiene por objeto promover y desarrollar un Sistema de Seguridad Social Integral orientado al mejoramiento permanente de la calidad de vida de los profesores, maestros y personal administrativo del Ministerio del Poder Popular para la Educación y otros organismos afiliados, mediante la prestación oportuna y eficiente de asistencia en sus requerimientos de afiliación, créditos hipotecarios o personales; médico-asistencial, recreativo, deportivos, y de ayudas socio-económicas, siendo imprescindible para ello el establecimiento de mecanismos que garanticen la protección social.

Con el presupuesto asignado el IPASME formuló seis (6) proyectos con los cuales prevé atender 567.603 personas en el área cultural, recreativa, deportiva y turística; conceder 23.553 créditos, brindar atención médica a 6.479.197 personas, ofrecer asistencia a 300.000 personas en las escuelas, fortalecer 920 obras a nivel nacional y otorgar 35.365 aportes socios-económicos a sus afiliados.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**2.261.532.540**
INGRESOS CORRIENTES ORDINARIOS	2.261.532.540
INGRESOS NO TRIBUTARIOS	898.399.110
Ingresos por aportes y contribuciones a la seguridad social	898.399.110
INGRESOS DE OPERACIÓN	101.955.827
Otros ingresos de operación	101.955.827
INGRESOS DE LA PROPIEDAD	232.290.734
Intereses	231.515.382
Intereses internos	231.515.382
Intereses por préstamos	110.988.743
Intereses por títulos-valores	120.526.639
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	775.352
Alquileres	775.352
TRANSFERENCIAS CORRIENTES	1.028.886.869
Transferencias corrientes del sector público	1.028.886.869
Transferencias corrientes internas recibidas del sector público	1.028.886.869
De la República	1.028.886.869
INGRESOS DE CAPITAL	**1.225.301.541**
RECURSOS PROPIOS DE CAPITAL	9.782.348
Incremento de la depreciación y amortización acumuladas	9.782.348

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.215.519.193
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	1.215.519.193
Al sector privado	906.292.213
Al sector público	309.226.980
A los entes descentralizados sin fines empresariales	309.226.980
FUENTES DE FINANCIAMIENTO	**1.244.189.940**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	151.500.200
Disminución de otros activos financieros	151.500.200
Disminución de disponibilidades	151.500.200
Disminución de bancos	151.500.200
INCREMENTO DE PASIVOS	1.092.689.740
Incremento de cuentas y efectos por pagar	1.092.689.740
Incremento de cuentas y efectos por pagar a corto plazo	1.092.689.740
Incremento de aportes patronales y retenciones laborales por pagar	1.092.689.740
Incremento de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	1.092.689.740
TOTAL RECURSOS	**4.731.024.021**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**3.330.956.438**
GASTOS DE CONSUMO	2.926.727.007
Remuneraciones	2.135.829.487
Sueldos, salarios y otras retribuciones	456.735.872
Beneficios y complementos de sueldos y salarios	1.027.180.874
Aportes patronales	127.638.219
Prestaciones sociales y otras indemnizaciones	185.811.185
Asistencia socioeconómica	338.463.337
Compra de bienes y servicios	781.115.172
Bienes de consumo	220.901.872
Servicios no personales	560.213.300
Depreciación y amortización	9.782.348
TRANSFERENCIAS Y DONACIONES CORRIENTES	403.929.431
Al sector privado	403.921.231
Transferencias corrientes al sector privado	403.921.231
Directas a personas	403.921.231
Pensiones y otros beneficios asociados	105.198.299
Jubilaciones y otros beneficios asociados	251.546.267
Otras transferencias directas a personas	47.176.665
Al sector público	8.200
Transferencias corrientes al sector público	8.200
Subsidios e incentivos otorgados por normas externas	8.200
OTROS GASTOS CORRIENTES	300.000
Indemnizaciones y sanciones pecuniarias	300.000
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	100.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	200.000
GASTOS DE CAPITAL	**417.871.915**
INVERSIÓN REAL DIRECTA	417.871.915
Formación bruta de capital fijo	415.871.915
Edificios e instalaciones	140.014.442
Maquinaria, equipos y otros bienes muebles	146.857.473
Construcciones de bienes de dominio privado	129.000.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
Bienes intangibles	2.000.000
APLICACIONES FINANCIERAS	**982.195.668**
INVERSIÓN FINANCIERA	891.300.604
Concesión de préstamos a largo plazo	891.300.604
Al sector privado	891.300.604
DISMINUCIÓN DE PASIVOS	90.895.064
Disminución de cuentas y efectos por pagar	46.800.000
Disminución de cuentas y efectos por pagar a corto plazo	46.800.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	6.800.000
Disminución de aportes patronales y retenciones laborales por pagar	40.000.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	40.000.000
Disminución de otros pasivos	44.095.064
Disminución de provisiones y reservas técnicas	44.095.064
Disminución de provisiones	44.095.064
Disminución de provisiones para beneficios sociales	35.095.064
Disminución de otras provisiones	9.000.000
TOTAL GASTOS	**4.731.024.021**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116758	Asistencia Cultural, Recreativa, Deportiva y Turística a los Afiliados y Beneficiarios del IPASME	Persona Atendida			567.603	12.773.917	45.141.651			57.915.568
116795	Concesión de Créditos	Crédito			23.553	908.718.417	158.658.575			1.067.376.992
116862	Atención Asistencial a los Afiliados, Beneficiarios y Comunidad en General	Persona Atendida			6.479.197	1.331.812.627	531.380.475			1.863.193.102
116890	Proyecto Socialista " IPASME va a la escuela".	Persona Atendida			300.000		8.093.738			8.093.738
116901	Fortalecimiento de la Infraestructura del IPASME	Obra			920	546.960.156				546.960.156
116922	Atención socio económica al afiliado.	Aporte			35.365	3.634.980	49.864.670			53.499.650
TOTAL						2.803.900.097	793.139.109			3.597.039.206

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	305.219.610	235.747.760			540.967.370
02	Gestión administrativa	236.272.879				236.272.879
03	Previsión y protección social	356.744.566				356.744.566
	TOTAL	898.237.055	235.747.760			1.133.984.815

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**5.910**	**2.495**	**1.081**	**9.486**	**328.663.107**	**29.215.796**	**357.878.903**
Directivo	12	3		15	933.662		933.662
Profesional y Técnico	3.171	1.344	558	5.073	153.504.375	16.742.860	170.247.235
Personal Administrativo			201	201	45.567.417	6.478.193	52.045.610
Personal Médico	608	265	322	1.195	43.566.022	2.591.751	46.157.773
Obrero	2.119	883		3.002	85.091.631	3.402.992	88.494.623
Personal Contratado	**3.055**	**1.344**		**4.399**	**116.721.119**		**116.721.119**
Directivo		2		2	135.360		135.360
Profesional y Técnico	2.022	838		2.860	71.792.244		71.792.244
Personal Médico	653	288		941	29.208.643		29.208.643
Obrero	380	216		596	15.584.872		15.584.872
TOTAL	**8.965**	**3.839**	**1.081**	**13.885**	**445.384.226**	**29.215.796**	**474.600.022**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**853**	**388**	**1.241**	**105.198.299**
Médicos	81	54	135	7.676.472
Obreros	187	103	290	20.758.522
Empleados	585	231	816	76.763.305
Jubilados	**2.215**	**1.152**	**3.367**	**251.546.267**
Médicos	256	431	687	59.980.271
Obreros	1.025	326	1.351	111.656.568
Empleados	934	395	1.329	79.909.428
TOTAL	**3.068**	**1.540**	**4.608**	**356.744.566**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	2.135.829.487
4.02	Materiales, suministros y mercancías	220.901.872
4.03	Servicios no personales	560.213.300
4.04	Activos reales	417.871.915
4.05	Activos financieros	891.300.604
4.07	Transferencias y donaciones	403.929.431
4.08	Otros gastos	10.082.348
4.11	Disminución de pasivos	90.895.064
	TOTAL	**4.731.024.021**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.261.532.540**
INGRESOS CORRIENTES ORDINARIOS	2.261.532.540
INGRESOS NO TRIBUTARIOS	**898.399.110**
INGRESOS NO TRIBUTARIOS	898.399.110
Ingresos por aportes y contribuciones a la seguridad social	898.399.110
INGRESOS DE OPERACIÓN	101.955.827
Otros ingresos de operación	101.955.827
INGRESOS DE LA PROPIEDAD	232.290.734
Intereses	231.515.382
Intereses internos	231.515.382
Intereses por préstamos	110.988.743
Intereses por títulos-valores	120.526.639
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	775.352
Alquileres	775.352
TRANSFERENCIAS CORRIENTES	1.028.886.869
Transferencias corrientes del sector público	1.028.886.869
Transferencias corrientes internas recibidas del sector público	1.028.886.869
De la República	1.028.886.869
Recursos Ordinarios	1.028.886.869
1.2 GASTOS CORRIENTES	**3.330.956.438**
GASTOS DE CONSUMO	2.926.727.007
Remuneraciones	2.135.829.487
Sueldos, salarios y otras retribuciones	456.735.872
Beneficios y complementos de sueldos y salarios	1.027.180.874
Aportes patronales	127.638.219
Prestaciones sociales y otras indemnizaciones	185.811.185
Asistencia socioeconómica	338.463.337
Compra de bienes y servicios	781.115.172
Bienes de consumo	220.901.872
Servicios no personales	560.213.300
Depreciación y amortización	9.782.348

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
TRANSFERENCIAS Y DONACIONES CORRIENTES	403.929.431
Al sector privado	403.921.231
Transferencias corrientes al sector privado	403.921.231
Directas a personas	403.921.231
Pensiones y otros beneficios asociados	105.198.299
Jubilaciones y otros beneficios asociados	251.546.267
Otras transferencias directas a personas	47.176.665
Al sector público	8.200
Transferencias corrientes al sector público	8.200
Subsidios e incentivos otorgados por normas externas	8.200
OTROS GASTOS CORRIENTES	300.000
Indemnizaciones y sanciones pecuniarias	300.000
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	100.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	200.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.069.423.898)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**155.877.643**
RECURSOS PROPIOS DE CAPITAL	(1.059.641.550)
Desahorro en cuenta corriente	(1.069.423.898)
Incremento de la depreciación y amortización acumuladas	9.782.348
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.215.519.193
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	1.215.519.193
Al sector privado	906.292.213
Al sector público	309.226.980
A los entes descentralizados sin fines empresariales	309.226.980
2.2 GASTOS DE CAPITAL	**417.871.915**
INVERSIÓN REAL DIRECTA	417.871.915
Formación bruta de capital fijo	415.871.915
Edificios e instalaciones	140.014.442
Maquinaria, equipos y otros bienes muebles	146.857.473

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
Construcciones de bienes de dominio privado	129.000.000
Bienes intangibles	2.000.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(261.994.272)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.244.189.940**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	151.500.200
Disminución de otros activos financieros	151.500.200
Disminución de disponibilidades	151.500.200
Disminución de bancos	151.500.200
INCREMENTO DE PASIVOS	1.092.689.740
Incremento de cuentas y efectos por pagar	1.092.689.740
Incremento de cuentas y efectos por pagar a corto plazo	1.092.689.740
Incremento de aportes patronales y retenciones laborales por pagar	1.092.689.740
Incremento de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	1.092.689.740
3.2 APLICACIONES FINANCIERAS	**1.244.189.940**
INVERSIÓN FINANCIERA	891.300.604
Concesión de préstamos a largo plazo	891.300.604
Al sector privado	891.300.604
DISMINUCIÓN DE PASIVOS	90.895.064
Disminución de cuentas y efectos por pagar	46.800.000
Disminución de cuentas y efectos por pagar a corto plazo	46.800.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	6.800.000
Disminución de aportes patronales y retenciones laborales por pagar	40.000.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	40.000.000
Disminución de otros pasivos	44.095.064
Disminución de provisiones y reservas técnicas	44.095.064
Disminución de provisiones	44.095.064
Disminución de provisiones para beneficios sociales	35.095.064
Disminución de otras provisiones	9.000.000
DÉFICIT FINANCIERO	261.994.272

A0129

Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)

SERVICIO NACIONAL AUTÓNOMO DE ATENCIÓN INTEGRAL A LA INFANCIA Y A LA FAMILIA (SENIFA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Servicio Nacional Autónomo de Atención Integral a la infancia y a la Familia (SENIFA), tiene como misión promover, financiar y asesorar a organizaciones comunitarias, gobiernos regionales y locales, dentro de un esquema de responsabilidad compartida, con la finalidad de apoyar el desarrollo integral de la infancia y su familia en situación de pobreza.

Para el 2013 SENIFA ejecutará el proyecto "Fortalecimiento de la atención integral de calidad a niñas y niños de 0 a 6 años de edad, familias y comunidad" con el que prevé atender 180.000 niñas (os).

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**891.384.272**
INGRESOS CORRIENTES ORDINARIOS	891.384.272
TRANSFERENCIAS CORRIENTES	891.384.272
Transferencias corrientes del sector público	891.384.272
Transferencias corrientes internas recibidas del sector público	891.384.272
De la República	891.384.272
INGRESOS DE CAPITAL	**1.780.505**
RECURSOS PROPIOS DE CAPITAL	1.780.505
Incremento de la depreciación y amortización acumuladas	1.780.505
TOTAL RECURSOS	**893.164.777**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**891.217.348**
GASTOS DE CONSUMO	202.247.647
Remuneraciones	146.952.048
Sueldos, salarios y otras retribuciones	21.379.035
Beneficios y complementos de sueldos y salarios	49.251.399
Aportes patronales	4.473.407
Prestaciones sociales y otras indemnizaciones	10.254.391
Asistencia socioeconómica	61.593.816
Compra de bienes y servicios	53.515.094
Bienes de consumo	7.769.726
Servicios no personales	45.745.368
Depreciación y amortización	1.780.505
TRANSFERENCIAS Y DONACIONES CORRIENTES	688.869.701
Al sector privado	688.869.701
Transferencias corrientes al sector privado	688.869.701
Otras transferencias corrientes internas al sector privado	688.869.701
OTROS GASTOS CORRIENTES	100.000
Indemnizaciones y sanciones pecuniarias	100.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	100.000
GASTOS DE CAPITAL	**1.947.429**
INVERSIÓN REAL DIRECTA	1.947.429
Formación bruta de capital fijo	1.947.429
Maquinaria, equipos y otros bienes muebles	1.947.429
TOTAL GASTOS	**893.164.777**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116815	Fortalecimiento de la atención integral de calidad a niñas y niños de 0 a 6 años de edad, familias y comunidad	Niño Atendido	87.380	92.620	180.000		853.617.986			853.617.986
TOTAL							**853.617.986**			**853.617.986**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		34.586.592			34.586.592
02	Gestión administrativa	1.780.505	3.179.694			4.960.199
TOTAL		**1.780.505**	**37.766.286**			**39.546.791**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**91**	**28**	**40**	**159**	**4.276.579**	**380.226**	**4.656.805**
Directivo	28	12	8	48	1.167.086		1.167.086
Profesional y Técnico	36	16	25	77	2.270.401	304.655	2.575.056
Personal Administrativo	27		7	34	839.092	75.571	914.663
Personal Contratado	**436**	**211**		**647**	**16.856.754**		**16.856.754**
Directivo	21	14		35	924.078		924.078
Profesional y Técnico	148	32		180	5.084.653		5.084.653
Personal Administrativo	267	165		432	10.848.023		10.848.023
TOTAL	**527**	**239**	**40**	**806**	**21.133.333**	**380.226**	**21.513.559**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	146.952.048
4.02	Materiales, suministros y mercancías	7.769.726
4.03	Servicios no personales	45.745.368
4.04	Activos reales	1.947.429
4.07	Transferencias y donaciones	688.869.701
4.08	Otros gastos	1.880.505
	TOTAL	**893.164.777**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**891.384.272**
INGRESOS CORRIENTES ORDINARIOS	891.384.272
TRANSFERENCIAS CORRIENTES	891.384.272
Transferencias corrientes del sector público	891.384.272
Transferencias corrientes internas recibidas del sector público	891.384.272
De la República	891.384.272
Recursos Ordinarios	891.384.272
1.2 GASTOS CORRIENTES	**891.217.348**
GASTOS DE CONSUMO	202.247.647
Remuneraciones	146.952.048
Sueldos, salarios y otras retribuciones	21.379.035
Beneficios y complementos de sueldos y salarios	49.251.399
Aportes patronales	4.473.407
Prestaciones sociales y otras indemnizaciones	10.254.391
Asistencia socioeconómica	61.593.816
Compra de bienes y servicios	53.515.094
Bienes de consumo	7.769.726
Servicios no personales	45.745.368
Depreciación y amortización	1.780.505
TRANSFERENCIAS Y DONACIONES CORRIENTES	688.869.701
Al sector privado	688.869.701
Transferencias corrientes al sector privado	688.869.701
Otras transferencias corrientes internas al sector privado	688.869.701
OTROS GASTOS CORRIENTES	100.000
Indemnizaciones y sanciones pecuniarias	100.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	100.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**166.924**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.947.429**
RECURSOS PROPIOS DE CAPITAL	1.947.429
Ahorro en cuenta corriente	166.924
Incremento de la depreciación y amortización acumuladas	1.780.505
2.2 GASTOS DE CAPITAL	**1.947.429**
INVERSIÓN REAL DIRECTA	1.947.429
Formación bruta de capital fijo	1.947.429
Maquinaria, equipos y otros bienes muebles	1.947.429
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0135

Academia Nacional de Ciencias Económicas

ACADEMIA NACIONAL DE CIENCIAS ECONÓMICAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Academia tiene como actividad principal el desarrollo de las ciencias económicas y el estudio de la economía venezolana; promover, estimular y difundir trabajos de investigación de las ciencias económicas, cooperación en la elaboración de lineamiento de la estrategia de desarrollo económico y social y del plan de la nación, opinar en la elaboración de proyectos de leyes en materia económica y formar una biblioteca de obras de ciencias económicas.

Para el año 2013, el ente prevé alcanzar la siguiente meta: atender a 2.500 personas a través del Proyecto "Difusión del Conocimiento de las Ciencias Económicas"

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**883.505**
INGRESOS CORRIENTES ORDINARIOS	883.505
TRANSFERENCIAS CORRIENTES	883.505
Transferencias corrientes del sector público	883.505
Transferencias corrientes internas recibidas del sector público	883.505
De la República	883.505
INGRESOS DE CAPITAL	**6.936**
RECURSOS PROPIOS DE CAPITAL	6.936
Incremento de la depreciación y amortización acumuladas	6.936
TOTAL RECURSOS	**890.441**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**890.441**
GASTOS DE CONSUMO	890.441
Remuneraciones	740.920
Sueldos, salarios y otras retribuciones	249.605
Beneficios y complementos de sueldos y salarios	376.575
Aportes patronales	27.072
Prestaciones sociales y otras indemnizaciones	67.668
Asistencia socioeconómica	20.000
Compra de bienes y servicios	142.585
Bienes de consumo	28.182
Servicios no personales	114.403
Depreciación y amortización	6.936
TOTAL GASTOS	**890.441**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116757	Difusión del conocimiento de las Ciencias Económicas	Persona Atendida	1.250	1.250	2.500		430.164			430.164
TOTAL							430.164			430.164

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		402.907			402.907
02	Gestión administrativa	6.936	50.434			57.370
TOTAL		6.936	453.341			460.277

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**5**	**3**		**8**	**210.338**		**210.338**
Profesional y Técnico	1			1	28.877		28.877
Personal Administrativo	3	2		5	132.315		132.315
Obrero	1	1		2	49.146		49.146
Personal Contratado	**1**	**2**		**3**	**39.267**		**39.267**
Profesional y Técnico	1	2		3	39.267		39.267
TOTAL	**6**	**5**		**11**	**249.605**		**249.605**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	740.920
4.02	Materiales, suministros y mercancías	28.182
4.03	Servicios no personales	114.403
4.08	Otros gastos	6.936
	TOTAL	**890.441**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**883.505**
INGRESOS CORRIENTES ORDINARIOS	883.505
TRANSFERENCIAS CORRIENTES	883.505
Transferencias corrientes del sector público	883.505
Transferencias corrientes internas recibidas del sector público	883.505
De la República	883.505
Recursos Ordinarios	883.505
1.2 GASTOS CORRIENTES	**890.441**
GASTOS DE CONSUMO	890.441
Remuneraciones	740.920
Sueldos, salarios y otras retribuciones	249.605
Beneficios y complementos de sueldos y salarios	376.575
Aportes patronales	27.072
Prestaciones sociales y otras indemnizaciones	67.668
Asistencia socioeconómica	20.000
Compra de bienes y servicios	142.585
Bienes de consumo	28.182
Servicios no personales	114.403
Depreciación y amortización	6.936
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(6.936)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**0**
Desahorro en cuenta corriente	(6.936)
Incremento de la depreciación y amortización acumuladas	6.936
2.2 GASTOS DE CAPITAL	**0**
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0136

Academia de Ciencias Físicas, Matemáticas y Naturales

ACADEMIA DE CIENCIAS FÍSICAS, MATEMÁTICAS Y NATURALES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Academia de Ciencias Físicas, Matemáticas y Naturales fue creada por ley del Congreso de los Estados Unidos de Venezuela del 13 de junio de 1917, iniciando sus actividades el mismo año, constituyéndose de esta manera como Corporación de Derecho Público, cuya actividad principal es fomentar las actividades de las ciencias físicas, matemáticas y naturales, promoviendo acciones en el ámbito nacional e internacional para el logro de una difusión y el fortalecimiento de estas ciencias y sus aplicaciones a través de conferencias, congresos, seminarios, foros, publicaciones de trabajos y cualquier otro medio que se considere adecuado para este fin.

Misión: promover las acciones en el ámbito nacional e internacional, para el logro de una difusión y fortalecimiento de las ciencias físicas, matemáticas y naturales, estimulando su cultivo por medio de publicaciones y cualquier otro medio.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**2.102.089**
INGRESOS CORRIENTES ORDINARIOS	2.102.089
TRANSFERENCIAS CORRIENTES	2.102.089
Transferencias corrientes del sector público	2.102.089
Transferencias corrientes internas recibidas del sector público	2.102.089
De la República	2.102.089
INGRESOS DE CAPITAL	**32.000**
RECURSOS PROPIOS DE CAPITAL	32.000
Incremento de la depreciación y amortización acumuladas	32.000
TOTAL RECURSOS	**2.134.089**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**2.084.089**
GASTOS DE CONSUMO	2.084.089
Remuneraciones	982.689
Sueldos, salarios y otras retribuciones	405.292
Beneficios y complementos de sueldos y salarios	353.000
Aportes patronales	47.422
Prestaciones sociales y otras indemnizaciones	101.575
Asistencia socioeconómica	54.400
Otros gastos de personal	21.000
Compra de bienes y servicios	1.069.400
Bienes de consumo	117.800
Servicios no personales	951.600
Depreciación y amortización	32.000
GASTOS DE CAPITAL	**50.000**
INVERSIÓN REAL DIRECTA	50.000
Formación bruta de capital fijo	50.000
Maquinaria, equipos y otros bienes muebles	50.000
TOTAL GASTOS	**2.134.089**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116781	Enseñanza de las ciencias basada en la indagación	Persona Beneficiada			15.700		295.000			295.000
116798	Investigación y difusión del conocimiento de las Ciencias Físicas, Matemáticas y Naturales	Persona Beneficiada			160.500		975.547			975.547
TOTAL							1.270.547			1.270.547

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		529.142			529.142
02	Gestión administrativa	32.000	302.400			334.400
TOTAL		32.000	831.542			863.542

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**4**	**5**		**9**	**341.292**		**341.292**
Profesional y Técnico	1	3		4	176.772		176.772
Personal Administrativo	3			3	99.936		99.936
Obrero		2		2	64.584		64.584
Personal Contratado	**1**	**1**		**2**	**64.000**		**64.000**
Profesional y Técnico	1	1		2	64.000		64.000
TOTAL	**5**	**6**		**11**	**405.292**		**405.292**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	982.689
4.02	Materiales, suministros y mercancías	117.800
4.03	Servicios no personales	951.600
4.04	Activos reales	50.000
4.08	Otros gastos	32.000
	TOTAL	**2.134.089**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.102.089**
INGRESOS CORRIENTES ORDINARIOS	2.102.089
TRANSFERENCIAS CORRIENTES	2.102.089
Transferencias corrientes del sector público	2.102.089
Transferencias corrientes internas recibidas del sector público	2.102.089
De la República	2.102.089
Recursos Ordinarios	2.102.089
1.2 GASTOS CORRIENTES	**2.084.089**
GASTOS DE CONSUMO	2.084.089
Remuneraciones	982.689
Sueldos, salarios y otras retribuciones	405.292
Beneficios y complementos de sueldos y salarios	353.000
Aportes patronales	47.422
Prestaciones sociales y otras indemnizaciones	101.575
Asistencia socioeconómica	54.400
Otros gastos de personal	21.000
Compra de bienes y servicios	1.069.400
Bienes de consumo	117.800
Servicios no personales	951.600
Depreciación y amortización	32.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**18.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**50.000**
RECURSOS PROPIOS DE CAPITAL	50.000
Ahorro en cuenta corriente	18.000
Incremento de la depreciación y amortización acumuladas	32.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**50.000**
INVERSIÓN REAL DIRECTA	50.000
Formación bruta de capital fijo	50.000
Maquinaria, equipos y otros bienes muebles	50.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0137

Academia de Ciencias Políticas y Sociales

ACADEMIA DE CIENCIAS POLÍTICAS Y SOCIALES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Academia de Ciencias Políticas y Sociales fue creada por el Congreso Nacional, mediante Ley Orgánica del 16 de julio de 1915, y se rige por Ley del 30 de junio de 1924. Es una Corporación de Derecho Público cuyo inicio de operaciones fue en 1915 y su actividad principal es propiciar el desarrollo y progreso de las ciencias políticas y sociales en general, así como cooperar con el progreso y mejora de la legislación venezolana, redactar y revisar proyectos de códigos y demás leyes que le sean presentados por el Ejecutivo Nacional, así como aquellas de carácter local.

Su misión es realizar acciones que permitan el desarrollo, la investigación en el mundo jurídico, el progreso de las ciencias políticas y sociales en general y de las ciencias jurídicas en particular.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**2.925.225**
INGRESOS CORRIENTES ORDINARIOS	2.925.225
TRANSFERENCIAS CORRIENTES	2.925.225
Transferencias corrientes del sector público	2.925.225
Transferencias corrientes internas recibidas del sector público	2.925.225
De la República	2.925.225
INGRESOS DE CAPITAL	**36.000**
RECURSOS PROPIOS DE CAPITAL	36.000
Incremento de la depreciación y amortización acumuladas	36.000
TOTAL RECURSOS	**2.961.225**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**2.869.225**
GASTOS DE CONSUMO	2.869.225
Remuneraciones	1.657.129
Sueldos, salarios y otras retribuciones	593.700
Beneficios y complementos de sueldos y salarios	629.579
Aportes patronales	76.190
Prestaciones sociales y otras indemnizaciones	165.372
Asistencia socioeconómica	153.288
Otros gastos de personal	39.000
Compra de bienes y servicios	1.176.096
Bienes de consumo	143.056
Servicios no personales	1.033.040
Depreciación y amortización	36.000
GASTOS DE CAPITAL	**92.000**
INVERSIÓN REAL DIRECTA	92.000
Formación bruta de capital fijo	92.000
Maquinaria, equipos y otros bienes muebles	92.000
TOTAL GASTOS	**2.961.225**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116864	Difusión del conocimiento de las Ciencias Jurídicas	Persona Beneficiada			310.000		1.816.968			1.816.968
TOTAL							1.816.968			1.816.968

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		650.161			650.161
02	Gestión administrativa	36.000	458.096			494.096
TOTAL		36.000	1.108.257			1.144.257

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**10**	**4**		**14**	**593.700**		**593.700**
Profesional y Técnico	8			8	365.352		365.352
Personal Administrativo	2	1		3	142.620		142.620
Obrero		3		3	85.728		85.728
TOTAL	**10**	**4**		**14**	**593.700**		**593.700**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	1.657.129
4.02	Materiales, suministros y mercancías	143.056
4.03	Servicios no personales	1.033.040
4.04	Activos reales	92.000
4.08	Otros gastos	36.000
	TOTAL	**2.961.225**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.925.225**
INGRESOS CORRIENTES ORDINARIOS	2.925.225
TRANSFERENCIAS CORRIENTES	2.925.225
Transferencias corrientes del sector público	2.925.225
Transferencias corrientes internas recibidas del sector público	2.925.225
De la República	2.925.225
Recursos Ordinarios	2.925.225
1.2 GASTOS CORRIENTES	**2.869.225**
GASTOS DE CONSUMO	2.869.225
Remuneraciones	1.657.129
Sueldos, salarios y otras retribuciones	593.700
Beneficios y complementos de sueldos y salarios	629.579
Aportes patronales	76.190
Prestaciones sociales y otras indemnizaciones	165.372
Asistencia socioeconómica	153.288
Otros gastos de personal	39.000
Compra de bienes y servicios	1.176.096
Bienes de consumo	143.056
Servicios no personales	1.033.040
Depreciación y amortización	36.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**56.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**92.000**
RECURSOS PROPIOS DE CAPITAL	92.000
Ahorro en cuenta corriente	56.000
Incremento de la depreciación y amortización acumuladas	36.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**92.000**
INVERSIÓN REAL DIRECTA	92.000
Formación bruta de capital fijo	92.000
Maquinaria, equipos y otros bienes muebles	92.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0138

Academia Nacional de la Historia

ACADEMIA NACIONAL DE LA HISTORIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Academia Nacional de la Historia, es una Corporación de Derecho Público, que tiene como misión: identificar, acopiar y rescatar la información documental, hemerográfica, bibliográfica, digitalizada y audiovisual disponible sobre la vida política, económica, cultural y social de la nación; velar porque sea tratado con la mayor objetividad, así como custodiar su legado histórico, preservarlo y organizarlo.

Para el año 2013, la academia tiene previsto atender a 123.000 usuarios a través del proyecto "Fortalecimiento, promoción y difusión del acervo histórico, conservación y automatización de las colecciones documentales y hemerográficas".

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**2.943.386**
INGRESOS CORRIENTES ORDINARIOS	2.943.386
TRANSFERENCIAS CORRIENTES	2.943.386
Transferencias corrientes del sector público	2.943.386
Transferencias corrientes internas recibidas del sector público	2.943.386
De la República	2.943.386
INGRESOS DE CAPITAL	**11.940**
RECURSOS PROPIOS DE CAPITAL	11.940
Incremento de la depreciación y amortización acumuladas	11.940
TOTAL RECURSOS	**2.955.326**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**2.762.974**
GASTOS DE CONSUMO	2.762.974
Remuneraciones	1.569.028
Sueldos, salarios y otras retribuciones	324.000
Beneficios y complementos de sueldos y salarios	706.932
Aportes patronales	47.566
Prestaciones sociales y otras indemnizaciones	157.366
Asistencia socioeconómica	195.644
Otros gastos de personal	137.520
Compra de bienes y servicios	1.182.006
Bienes de consumo	292.160
Servicios no personales	889.846
Depreciación y amortización	11.940
GASTOS DE CAPITAL	**192.352**
INVERSIÓN REAL DIRECTA	192.352
Formación bruta de capital fijo	192.352
Maquinaria, equipos y otros bienes muebles	192.352
TOTAL GASTOS	**2.955.326**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116761	Fortalecimiento, promoción y difusión del acervo histórico, conservación y automatización de las colecciones documentales y hemerográficas.	Usuario Atendido	91.000	32.000	123.000		1.714.703			1.714.703
TOTAL							1.714.703			1.714.703

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		932.966			932.966
02	Gestión administrativa	11.940	295.717			307.657
TOTAL		11.940	1.228.683			1.240.623

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	9	3		12	324.000		324.000
Profesional y Técnico	1			1	32.738		32.738
Personal Administrativo	2	1		3	94.678		94.678
Obrero	6	2		8	196.584		196.584
TOTAL	9	3		12	324.000		324.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	1.569.028
4.02	Materiales, suministros y mercancías	292.160
4.03	Servicios no personales	889.846
4.04	Activos reales	192.352
4.08	Otros gastos	11.940
	TOTAL	**2.955.326**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.943.386**
INGRESOS CORRIENTES ORDINARIOS	2.943.386
TRANSFERENCIAS CORRIENTES	2.943.386
Transferencias corrientes del sector público	2.943.386
Transferencias corrientes internas recibidas del sector público	2.943.386
De la República	2.943.386
Recursos Ordinarios	2.943.386
1.2 GASTOS CORRIENTES	**2.762.974**
GASTOS DE CONSUMO	2.762.974
Remuneraciones	1.569.028
Sueldos, salarios y otras retribuciones	324.000
Beneficios y complementos de sueldos y salarios	706.932
Aportes patronales	47.566
Prestaciones sociales y otras indemnizaciones	157.366
Asistencia socioeconómica	195.644
Otros gastos de personal	137.520
Compra de bienes y servicios	1.182.006
Bienes de consumo	292.160
Servicios no personales	889.846
Depreciación y amortización	11.940
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**180.412**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**192.352**
RECURSOS PROPIOS DE CAPITAL	192.352
Ahorro en cuenta corriente	180.412
Incremento de la depreciación y amortización acumuladas	11.940

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**192.352**
INVERSIÓN REAL DIRECTA	192.352
Formación bruta de capital fijo	192.352
Maquinaria, equipos y otros bienes muebles	192.352
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0139

Academia Venezolana de la Lengua

ACADEMIA VENEZOLANA DE LA LENGUA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Academia Venezolana de la Lengua se creó según Ley N° 2486 de fecha 10 de abril de 1883, constituyéndose en un ente autónomo sin fines de lucro, e inició sus actividades el día 26 de julio de 1883, cuya misión es el mejoramiento del idioma y la difusión de la bibliografía de autores venezolanos.

La institución ha sido entendida como órgano rector de la actividad lingüística y literaria del país, auspiciando investigaciones y estudios que describen los usos de la lengua venezolana y promoviendo y divulgando la creación literaria y su estudio en todas las manifestaciones. Asimismo, entre sus tareas capitales debe destacarse la asesoría y el trabajo conjunto en los distintos proyectos lingüísticos de la Real Academia Española (RAE) y de la Asociación de Academias de la Lengua Española (ASALE).

Para el año 2013 el ente prevé alcanzar la siguiente meta: beneficiar a 9.400 personas a través del Proyecto "Estudio y Divulgación del Patrimonio Lingüístico y Literario Venezolano".

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**988.851**
INGRESOS CORRIENTES ORDINARIOS	988.851
TRANSFERENCIAS CORRIENTES	988.851
Transferencias corrientes del sector público	988.851
Transferencias corrientes internas recibidas del sector público	988.851
De la República	988.851
INGRESOS DE CAPITAL	**43.812**
RECURSOS PROPIOS DE CAPITAL	43.812
Incremento de la depreciación y amortización acumuladas	43.812
TOTAL RECURSOS	**1.032.663**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**1.028.663**
GASTOS DE CONSUMO	1.013.663
Remuneraciones	704.241
Sueldos, salarios y otras retribuciones	329.482
Beneficios y complementos de sueldos y salarios	237.733
Aportes patronales	23.197
Prestaciones sociales y otras indemnizaciones	47.569
Asistencia socioeconómica	66.260
Compra de bienes y servicios	265.610
Bienes de consumo	77.100
Servicios no personales	188.510
Depreciación y amortización	43.812
TRANSFERENCIAS Y DONACIONES CORRIENTES	15.000
Al sector privado	15.000
Transferencias corrientes al sector privado	15.000
Otras transferencias corrientes internas al sector privado	15.000
GASTOS DE CAPITAL	**4.000**
INVERSIÓN REAL DIRECTA	4.000
Formación bruta de capital fijo	4.000
Maquinaria, equipos y otros bienes muebles	4.000
TOTAL GASTOS	**1.032.663**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116759	Estudio y divulgación del Patrimonio Lingüístico y Literario Venezolano	Persona Beneficiada			9.400		577.426			577.426
TOTAL							577.426			577.426

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		354.615			354.615
02	Gestión administrativa	43.812	56.810			100.622
TOTAL		43.812	411.425			455.237

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**4**	**3**		**7**	**185.510**	**7.078**	**192.588**
Profesional y Técnico		2		2	61.249	7.078	68.327
Personal Administrativo	3			3	87.807		87.807
Obrero	1	1		2	36.454		36.454
Personal Contratado		**3**		**3**	**115.172**		**115.172**
Directivo		1		1	60.000		60.000
Profesional y Técnico		2		2	55.172		55.172
TOTAL	**4**	**6**		**10**	**300.682**	**7.078**	**307.760**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	704.241
4.02	Materiales, suministros y mercancías	77.100
4.03	Servicios no personales	188.510
4.04	Activos reales	4.000
4.07	Transferencias y donaciones	15.000
4.08	Otros gastos	43.812
	TOTAL	**1.032.663**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**988.851**
INGRESOS CORRIENTES ORDINARIOS	988.851
TRANSFERENCIAS CORRIENTES	988.851
Transferencias corrientes del sector público	988.851
Transferencias corrientes internas recibidas del sector público	988.851
De la República	988.851
Recursos Ordinarios	988.851
1.2 GASTOS CORRIENTES	**1.028.663**
GASTOS DE CONSUMO	1.013.663
Remuneraciones	704.241
Sueldos, salarios y otras retribuciones	329.482
Beneficios y complementos de sueldos y salarios	237.733
Aportes patronales	23.197
Prestaciones sociales y otras indemnizaciones	47.569
Asistencia socioeconómica	66.260
Compra de bienes y servicios	265.610
Bienes de consumo	77.100
Servicios no personales	188.510
Depreciación y amortización	43.812
TRANSFERENCIAS Y DONACIONES CORRIENTES	15.000
Al sector privado	15.000
Transferencias corrientes al sector privado	15.000
Otras transferencias corrientes internas al sector privado	15.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(39.812)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.000**
RECURSOS PROPIOS DE CAPITAL	4.000
Desahorro en cuenta corriente	(39.812)
Incremento de la depreciación y amortización acumuladas	43.812

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**4.000**
INVERSIÓN REAL DIRECTA	4.000
Formación bruta de capital fijo	4.000
Maquinaria, equipos y otros bienes muebles	4.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0140

Academia Nacional de Medicina

ACADEMIA NACIONAL DE MEDICINA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Academia Nacional de Medicina fue creada el 11 de junio de 1904, por Ley Orgánica que la establece como Corporación Oficial, Científica y Doctrinaria para que represente la Ciencia Médica Nacional, le dé impulso, guarde su tradición y constituya escuela.

Estas características se han mantenido a lo largo de la historia, ratificada en la Ley Orgánica decretada por el Congreso Nacional el 15 de julio de 1941. La Academia Nacional de Medicina se ocupa de todo lo relativo al estudio de las ciencias biológicas y en especial de la Patología e Higiene Nacional, asuntos en que puede actuar como cuerpo consultor.

Entre los objetivos principales de ésta Academia en su carácter de cuerpo consultor está:

- Asesorar al Ejecutivo Nacional acerca de las medidas necesarias para el desarrollo de las ciencias médicas en Venezuela y las relaciones con la salud en general.
- Establecer relaciones de intercambio con otras instituciones de carácter científico del país y del exterior.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**2.163.855**
INGRESOS CORRIENTES EXTRAORDINARIOS	2.163.855
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.163.855
Donaciones corrientes internas recibidas del sector público	2.163.855
De la República	2.163.855
INGRESOS DE CAPITAL	**38.676**
RECURSOS PROPIOS DE CAPITAL	38.676
Incremento de la depreciación y amortización acumuladas	38.676
TOTAL RECURSOS	**2.202.531**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**2.008.731**
GASTOS DE CONSUMO	2.008.731
Remuneraciones	1.413.915
Sueldos, salarios y otras retribuciones	422.736
Beneficios y complementos de sueldos y salarios	400.502
Aportes patronales	56.514
Prestaciones sociales y otras indemnizaciones	126.922
Asistencia socioeconómica	362.346
Otros gastos de personal	44.895
Compra de bienes y servicios	556.140
Bienes de consumo	68.500
Servicios no personales	487.640
Depreciación y amortización	38.676
GASTOS DE CAPITAL	**193.800**
INVERSIÓN REAL DIRECTA	193.800
Formación bruta de capital fijo	193.800
Maquinaria, equipos y otros bienes muebles	193.800
TOTAL GASTOS	**2.202.531**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116773	Difusión y estimulo de investigaciones relacionadas con las Ciencias de la Salud	Población Atendida			12.936		1.402.431			1.402.431
TOTAL							1.402.431			1.402.431

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		674.364			674.364
02	Gestión administrativa	38.676	87.060			125.736
TOTAL		38.676	761.424			800.100

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**10**	**2**		**12**	**380.736**		**380.736**
Profesional y Técnico	2	1		3	110.373		110.373
Personal Administrativo	6			6	196.647		196.647
Obrero	2	1		3	73.716		73.716
Personal Contratado	**1**			**1**	**42.000**		**42.000**
Profesional y Técnico	1			1	42.000		42.000
TOTAL	**11**	**2**		**13**	**422.736**		**422.736**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	1.413.915
4.02	Materiales, suministros y mercancías	68.500
4.03	Servicios no personales	487.640
4.04	Activos reales	193.800
4.08	Otros gastos	38.676
	TOTAL	**2.202.531**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.163.855**
INGRESOS CORRIENTES EXTRAORDINARIOS	2.163.855
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.163.855
Donaciones corrientes internas recibidas del sector público	2.163.855
De la República	2.163.855
Recursos Ordinarios	2.163.855
1.2 GASTOS CORRIENTES	**2.008.731**
GASTOS DE CONSUMO	2.008.731
Remuneraciones	1.413.915
Sueldos, salarios y otras retribuciones	422.736
Beneficios y complementos de sueldos y salarios	400.502
Aportes patronales	56.514
Prestaciones sociales y otras indemnizaciones	126.922
Asistencia socioeconómica	362.346
Otros gastos de personal	44.895
Compra de bienes y servicios	556.140
Bienes de consumo	68.500
Servicios no personales	487.640
Depreciación y amortización	38.676
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**155.124**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**193.800**
RECURSOS PROPIOS DE CAPITAL	193.800
Ahorro en cuenta corriente	155.124
Incremento de la depreciación y amortización acumuladas	38.676

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**193.800**
INVERSIÓN REAL DIRECTA	193.800
Formación bruta de capital fijo	193.800
Maquinaria, equipos y otros bienes muebles	193.800
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0323

Fundación de Edificaciones y Dotaciones Educativas (FEDE)

FUNDACIÓN DE EDIFICACIONES Y DOTACIONES EDUCATIVAS (FEDE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación de Edificaciones y Dotaciones Educativas (FEDE), tiene como objetivo la rehabilitación de la planta física educativa en el ámbito Nacional de los planteles oficiales en los niveles de preescolar, básica, media, diversificada, profesional y educación especial a través de las acciones de construcción, ampliación, reparación, dotación de mobiliario escolar y mantenimiento.

Con el presupuesto asignado la Fundación formuló cinco (5) proyectos con los cuales prevé la construcción de 15 planteles de educación básica, la rehabilitación, ampliación y mejoras de 750 planteles, la construcción y atención de la planta física de seis (6) escuelas a través de convenios especiales, dotar a 517 planteles de mobiliario escolar y equipos y el pago de servicios básicos y arrendamiento de la planta física educativa de 12.930 inmuebles.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**287.453.071**
INGRESOS CORRIENTES ORDINARIOS	287.453.071
TRANSFERENCIAS CORRIENTES	287.453.071
Transferencias corrientes del sector público	287.453.071
Transferencias corrientes internas recibidas del sector público	287.453.071
De la República	287.453.071
INGRESOS DE CAPITAL	**3.613.967.210**
RECURSOS PROPIOS DE CAPITAL	403.620
Incremento de la depreciación y amortización acumuladas	403.620
TRANSFERENCIAS Y DONACIONES DE CAPITAL	3.613.563.590
Transferencias y donaciones de capital del sector público	3.613.563.590
Transferencias de capital recibidas del sector público	3.613.563.590
De la República	3.613.563.590
TOTAL RECURSOS	**3.901.420.281**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**656.886.445**
GASTOS DE CONSUMO	652.963.047
Remuneraciones	124.024.635
Sueldos, salarios y otras retribuciones	24.461.175
Beneficios y complementos de sueldos y salarios	48.280.356
Aportes patronales	4.411.104
Prestaciones sociales y otras indemnizaciones	10.902.269
Asistencia socioeconómica	35.969.731
Compra de bienes y servicios	528.534.792
Bienes de consumo	3.399.144
Servicios no personales	525.135.648
Depreciación y amortización	403.620
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.923.398
Al sector privado	3.923.398
Transferencias corrientes al sector privado	3.923.398
Directas a personas	3.923.398
Pensiones y otros beneficios asociados	829.325
Jubilaciones y otros beneficios asociados	3.094.073
GASTOS DE CAPITAL	**3.243.033.836**
INVERSIÓN REAL DIRECTA	3.243.033.836
Formación bruta de capital fijo	3.024.844.179
Maquinaria, equipos y otros bienes muebles	717.206.716
Construcciones de bienes de dominio privado	2.307.637.463
Bienes intangibles	218.189.657
APLICACIONES FINANCIERAS	**1.500.000**
DISMINUCIÓN DE PASIVOS	1.500.000
Disminución de cuentas y efectos por pagar	1.500.000
Disminución de cuentas y efectos por pagar a corto plazo	1.500.000
Disminución cuentas por pagar a proveedores a corto plazo	1.500.000
TOTAL GASTOS	**3.901.420.281**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116885	Construcción de Planteles en el Subsistema de Educación Básica.	Plantel			15		500.059.494			500.059.494
116926	Rehabilitación, ampliación y mejoras de planteles en el Subsistema de Educación Básica.	Plantel			750		2.267.847.687			2.267.847.687
116939	Construcción y atención de la planta física educativa del Subsistema de Educación Básica a través de Convenios Especiales.	Escuela			6		44.855.900			44.855.900
116960	Dotación de mobiliario escolar y equipos en el Subsistema de Educación Básica.	Plantel			517		800.800.509			800.800.509
116990	Servicios básicos y arrendamientos de la planta física educativa.	Inmueble			12.930		144.734.760			144.734.760
TOTAL							3.758.298.350			3.758.298.350

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		124.024.635			124.024.635
02	Gestión administrativa	403.620	14.770.278			15.173.898
03	Previsión y protección social		3.923.398			3.923.398
	TOTAL	**403.620**	**142.718.311**			**143.121.931**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**359**	**281**	**76**	**716**	**24.346.176**	**575.856**	**24.922.032**
Alto Nivel y de Dirección		1		1	24.576	10.584	35.160
Directivo	22	25	39	86	2.063.900	565.272	2.629.172
Profesional y Técnico	242	168	25	435	16.342.602		16.342.602
Personal Administrativo	69	64	11	144	4.639.714		4.639.714
Obrero	26	23	1	50	1.275.384		1.275.384
TOTAL	**359**	**281**	**76**	**716**	**24.346.176**	**575.856**	**24.922.032**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**11**	**6**	**17**	**829.325**
Empleados	11	6	17	829.325
Jubilados	**30**	**25**	**55**	**3.094.073**
Empleados	30	25	55	3.094.073
TOTAL	**41**	**31**	**72**	**3.923.398**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	124.024.635
4.02	Materiales, suministros y mercancías	3.399.144
4.03	Servicios no personales	525.135.648
4.04	Activos reales	3.243.033.836
4.07	Transferencias y donaciones	3.923.398
4.08	Otros gastos	403.620
4.11	Disminución de pasivos	1.500.000
	TOTAL	**3.901.420.281**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**287.453.071**
INGRESOS CORRIENTES ORDINARIOS	287.453.071
TRANSFERENCIAS CORRIENTES	287.453.071
Transferencias corrientes del sector público	287.453.071
Transferencias corrientes internas recibidas del sector público	287.453.071
De la República	287.453.071
Recursos Ordinarios	287.453.071
1.2 GASTOS CORRIENTES	**656.886.445**
GASTOS DE CONSUMO	652.963.047
Remuneraciones	124.024.635
Sueldos, salarios y otras retribuciones	24.461.175
Beneficios y complementos de sueldos y salarios	48.280.356
Aportes patronales	4.411.104
Prestaciones sociales y otras indemnizaciones	10.902.269
Asistencia socioeconómica	35.969.731
Compra de bienes y servicios	528.534.792
Bienes de consumo	3.399.144
Servicios no personales	525.135.648
Depreciación y amortización	403.620
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.923.398
Al sector privado	3.923.398
Transferencias corrientes al sector privado	3.923.398
Directas a personas	3.923.398
Pensiones y otros beneficios asociados	829.325
Jubilaciones y otros beneficios asociados	3.094.073
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(369.433.374)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.244.533.836**
RECURSOS PROPIOS DE CAPITAL	(369.029.754)

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Desahorro en cuenta corriente	(369.433.374)
Incremento de la depreciación y amortización acumuladas	403.620
TRANSFERENCIAS Y DONACIONES DE CAPITAL	3.613.563.590
Transferencias y donaciones de capital del sector público	3.613.563.590
Transferencias de capital recibidas del sector público	3.613.563.590
De la República	3.613.563.590
Recursos Ordinarios	3.613.563.590
2.2 GASTOS DE CAPITAL	**3.243.033.836**
INVERSIÓN REAL DIRECTA	3.243.033.836
Formación bruta de capital fijo	3.024.844.179
Maquinaria, equipos y otros bienes muebles	717.206.716
Construcciones de bienes de dominio privado	2.307.637.463
Bienes intangibles	218.189.657
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**1.500.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.500.000**
SUPERÁVIT FINANCIERO	1.500.000
3.2 APLICACIONES FINANCIERAS	**1.500.000**
DISMINUCIÓN DE PASIVOS	1.500.000
Disminución de cuentas y efectos por pagar	1.500.000
Disminución de cuentas y efectos por pagar a corto plazo	1.500.000
Disminución cuentas por pagar a proveedores a corto plazo	1.500.000

A0387

Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)

FUNDACIÓN CENTRO NACIONAL PARA EL MEJORAMIENTO DE LA ENSEÑANZA DE LA CIENCIA (CENAMEC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia, tiene como estrategia institucional: desarrollar, coordinar, promover, divulgar y aplicar investigaciones científicas para el análisis, seguimiento y evaluación de los procesos educativos como medio de orientación de las políticas de Estado en materia educativa, cuyos resultados contribuyan al mejoramiento continuo, progresivo y sustentable del Sistema Educativo Venezolano.

En este sentido orientará sus esfuerzos en el desarrollo de tres (3) proyectos: primero "Creación del centro de documentación e información para la investigación educativa" el cual permitirá la búsqueda y sistematización de información que exige la Fundación como Instituto de investigación científica; segundo "Evaluación de la calidad del subsistema de educación básica y su impacto en la sociedad venezolana"; el mismo está constituido bajo las líneas del Plan Nacional Simón Bolívar 2007-2013, orientado hacia la construcción del socialismo del siglo XXI, con el objetivo específico de: evaluar la calidad del subsistema de educación básica y su impacto en la sociedad venezolana, y tercero "Ampliación de la red venezolana de investigadores educativos (REDVIE)" el cual persigue ampliar la infraestructura tecnológica de la REDVIE en cinco (5) regiones del país a través de conexiones Frame Relay y VPN (Conexión contingente o ruta crítica) presentando gran impacto social que permitirá a los docentes, estudiantes, directivos, padres y representantes acceder a los diferentes sistemas de información, bibliotecas virtuales y publicar sus investigaciones en el campo educativo.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**55.523.695**
INGRESOS CORRIENTES ORDINARIOS	55.523.695
TRANSFERENCIAS CORRIENTES	55.523.695
Transferencias corrientes del sector público	55.523.695
Transferencias corrientes internas recibidas del sector público	55.523.695
De la República	55.523.695
INGRESOS DE CAPITAL	**662.070**
RECURSOS PROPIOS DE CAPITAL	662.070
Incremento de la depreciación y amortización acumuladas	662.070
FUENTES DE FINANCIAMIENTO	**5.421.938**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.421.938
Disminución de otros activos financieros	5.421.938
Disminución de disponibilidades	5.421.938
Disminución de bancos	5.421.938
TOTAL RECURSOS	**61.607.703**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**48.883.890**
GASTOS DE CONSUMO	47.883.890
Remuneraciones	37.991.212
Sueldos, salarios y otras retribuciones	4.256.672
Beneficios y complementos de sueldos y salarios	6.759.694
Aportes patronales	2.772.351
Prestaciones sociales y otras indemnizaciones	3.644.939
Asistencia socioeconómica	10.237.181
Otros gastos de personal	10.320.375
Compra de bienes y servicios	9.230.608
Bienes de consumo	4.960.190
Servicios no personales	4.270.418
Depreciación y amortización	662.070
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.000.000
Al sector público	1.000.000
Transferencias corrientes al sector público	1.000.000
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	1.000.000
GASTOS DE CAPITAL	**7.301.875**
INVERSIÓN REAL DIRECTA	7.301.875
Formación bruta de capital fijo	7.301.875
Maquinaria, equipos y otros bienes muebles	7.301.875
APLICACIONES FINANCIERAS	**5.421.938**
DISMINUCIÓN DE PASIVOS	5.421.938
Disminución de cuentas y efectos por pagar	5.421.938
Disminución de cuentas y efectos por pagar a corto plazo	5.421.938
Disminución de sueldos, salarios y otras remuneraciones por pagar	638.129
Disminución de aportes patronales y retenciones laborales por pagar	619.758
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	510.887
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	82.934

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	8.299
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	2.197
Disminución de otras retenciones laborales por pagar	15.441
Disminución cuentas por pagar a proveedores a corto plazo	4.160.982
Disminución de efectos por pagar a proveedores a corto plazo	3.069
TOTAL GASTOS	**61.607.703**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116854	Creación del Centro de Documentación e Información para la Investigación Educativa (CDIIE)	Colección			1.010		6.614.082			6.614.082
116871	Evaluación de la Calidad del Subsistema de Educación Básica y su impacto en la Sociedad Venezolana	Informe			8		10.947.187			10.947.187
116882	Ampliación de la Red Venezolana de Investigadores Educativos (REDVIE)	Persona			4.800		6.600.777			6.600.777
TOTAL							24.162.046			24.162.046

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		23.070.939			23.070.939
02	Gestión administrativa	6.084.008	7.290.710			13.374.718
03	Previsión y protección social		1.000.000			1.000.000
TOTAL		6.084.008	31.361.649			37.445.657

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**68**	**41**		**109**	**2.949.372**	**1.573.404**	**4.522.776**
Alto Nivel y de Dirección		1		1	24.576		24.576
Directivo	19	7		26	643.296	22.668	665.964
Profesional y Técnico	26	10		36	1.068.888	792.575	1.861.463
Personal Administrativo	10	11		21	544.536	342.397	886.933
Personal Docente	5	5		10	299.436	223.344	522.780
Obrero	8	7		15	368.640	192.420	561.060
Personal Contratado	**6**	**7**		**13**	**459.552**		**459.552**
Profesional y Técnico	4	4		8	325.368		325.368
Personal de Investigación	1	1		2	60.456		60.456
Obrero	1	2		3	73.728		73.728
TOTAL	**74**	**48**		**122**	**3.408.924**	**1.573.404**	**4.982.328**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	37.991.212
4.02	Materiales, suministros y mercancías	4.960.190
4.03	Servicios no personales	4.270.418
4.04	Activos reales	7.301.875
4.07	Transferencias y donaciones	1.000.000
4.08	Otros gastos	662.070
4.11	Disminución de pasivos	5.421.938
	TOTAL	**61.607.703**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**55.523.695**
INGRESOS CORRIENTES ORDINARIOS	55.523.695
TRANSFERENCIAS CORRIENTES	55.523.695
Transferencias corrientes del sector público	55.523.695
Transferencias corrientes internas recibidas del sector público	55.523.695
De la República	55.523.695
Recursos Ordinarios	55.523.695
1.2 GASTOS CORRIENTES	**48.883.890**
GASTOS DE CONSUMO	47.883.890
Remuneraciones	37.991.212
Sueldos, salarios y otras retribuciones	4.256.672
Beneficios y complementos de sueldos y salarios	6.759.694
Aportes patronales	2.772.351
Prestaciones sociales y otras indemnizaciones	3.644.939
Asistencia socioeconómica	10.237.181
Otros gastos de personal	10.320.375
Compra de bienes y servicios	9.230.608
Bienes de consumo	4.960.190
Servicios no personales	4.270.418
Depreciación y amortización	662.070
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.000.000
Al sector público	1.000.000
Transferencias corrientes al sector público	1.000.000
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	1.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**6.639.805**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**7.301.875**
RECURSOS PROPIOS DE CAPITAL	7.301.875
Ahorro en cuenta corriente	6.639.805
Incremento de la depreciación y amortización acumuladas	662.070

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**7.301.875**
INVERSIÓN REAL DIRECTA	7.301.875
Formación bruta de capital fijo	7.301.875
Maquinaria, equipos y otros bienes muebles	7.301.875
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**5.421.938**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.421.938
Disminución de otros activos financieros	5.421.938
Disminución de disponibilidades	5.421.938
Disminución de bancos	5.421.938
3.2 APLICACIONES FINANCIERAS	**5.421.938**
DISMINUCIÓN DE PASIVOS	5.421.938
Disminución de cuentas y efectos por pagar	5.421.938
Disminución de cuentas y efectos por pagar a corto plazo	5.421.938
Disminución de sueldos, salarios y otras remuneraciones por pagar	638.129
Disminución de aportes patronales y retenciones laborales por pagar	619.758
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	510.887
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	82.934
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	8.299
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	2.197
Disminución de otras retenciones laborales por pagar	15.441
Disminución cuentas por pagar a proveedores a corto plazo	4.160.982
Disminución de efectos por pagar a proveedores a corto plazo	3.069

A0409

Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)

FUNDACIÓN MEDIOS AUDIOVISUALES AL SERVICIO DE LA EDUCACIÓN (EDUMEDIA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación tiene como actividad principal contribuir al proceso de transformación de la sociedad, a través de la producción y difusión de televisión educativa a gran escala, con la producción de contenidos curriculares en formato audiovisual, impresos y multimedia para servir de apoyo a la educación inicial y básica, a la vez procurar su difusión por todos los medios audiovisuales a gran escala, además de abordar la capacitación docente en cuanto al uso de nuevas técnicas y herramientas audiovisuales, que permitan fortalecer el proceso de enseñanza y aprendizaje

Para el 2013 la Fundación prevé ejecutar en Proyecto "Producciones Audiovisuales Innovadoras (TV, Radio e Informática)", con el cual pretende realizar 214 producciones.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**8.100.000**
INGRESOS CORRIENTES ORDINARIOS	8.100.000
TRANSFERENCIAS CORRIENTES	8.100.000
Transferencias corrientes del sector público	8.100.000
Transferencias corrientes internas recibidas del sector público	8.100.000
De la República	8.100.000
INGRESOS DE CAPITAL	**12.000**
RECURSOS PROPIOS DE CAPITAL	12.000
Incremento de la depreciación y amortización acumuladas	12.000
TOTAL RECURSOS	**8.112.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**7.524.000**
GASTOS DE CONSUMO	7.524.000
Remuneraciones	5.187.000
Sueldos, salarios y otras retribuciones	2.026.000
Beneficios y complementos de sueldos y salarios	1.613.800
Aportes patronales	307.200
Prestaciones sociales y otras indemnizaciones	594.000
Asistencia socioeconómica	646.000
Compra de bienes y servicios	2.172.000
Bienes de consumo	990.000
Servicios no personales	1.182.000
Impuestos indirectos	153.000
Depreciación y amortización	12.000
GASTOS DE CAPITAL	**588.000**
INVERSIÓN REAL DIRECTA	588.000
Formación bruta de capital fijo	588.000
Maquinaria, equipos y otros bienes muebles	588.000
TOTAL GASTOS	**8.112.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119648	Producciones audiovisuales innovadoras (Tv, radio e informática)	Producción			214		5.670.000			5.670.000
TOTAL							5.670.000			5.670.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		2.208.000			2.208.000
02	Gestión administrativa	12.000	222.000			234.000
TOTAL		12.000	2.430.000			2.442.000

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**17**	**14**	**2**	**33**	**1.114.000**		**1.114.000**
Alto Nivel y de Dirección		1		1	120.000		120.000
Directivo	1	1		2	168.000		168.000
Profesional y Técnico	15	11	2	28	772.000		772.000
Obrero	1	1		2	54.000		54.000
Personal Contratado	**12**	**12**		**24**	**900.000**		**900.000**
Directivo	1	1		2	84.000		84.000
Profesional y Técnico	11	11		22	816.000		816.000
TOTAL	**29**	**26**	**2**	**57**	**2.014.000**		**2.014.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	5.187.000
4.02	Materiales, suministros y mercancías	990.000
4.03	Servicios no personales	1.335.000
4.04	Activos reales	588.000
4.08	Otros gastos	12.000
	TOTAL	**8.112.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**8.100.000**
INGRESOS CORRIENTES ORDINARIOS	8.100.000
TRANSFERENCIAS CORRIENTES	8.100.000
Transferencias corrientes del sector público	8.100.000
Transferencias corrientes internas recibidas del sector público	8.100.000
De la República	8.100.000
Recursos Ordinarios	8.100.000
1.2 GASTOS CORRIENTES	**7.524.000**
GASTOS DE CONSUMO	7.524.000
Remuneraciones	5.187.000
Sueldos, salarios y otras retribuciones	2.026.000
Beneficios y complementos de sueldos y salarios	1.613.800
Aportes patronales	307.200
Prestaciones sociales y otras indemnizaciones	594.000
Asistencia socioeconómica	646.000
Compra de bienes y servicios	2.172.000
Bienes de consumo	990.000
Servicios no personales	1.182.000
Impuestos indirectos	153.000
Depreciación y amortización	12.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**576.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**588.000**
RECURSOS PROPIOS DE CAPITAL	588.000
Ahorro en cuenta corriente	576.000
Incremento de la depreciación y amortización acumuladas	12.000
2.2 GASTOS DE CAPITAL	**588.000**
INVERSIÓN REAL DIRECTA	588.000
Formación bruta de capital fijo	588.000
Maquinaria, equipos y otros bienes muebles	588.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0410

Fundación Bolivariana de Informática y Telemática (FUNDABIT)

FUNDACIÓN BOLIVARIANA DE INFORMÁTICA Y TELEMÁTICA (FUNDABIT)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Bolivariana de Informática y Telemática contribuye con la formación integral del individuo a través del desarrollo de actividades productivas, científicas y humanísticas que incorporan las tecnologías de la información. En Venezuela, la iniciativa de introducir las tecnologías (especialmente la computadora) en el sector educativo, responde a la necesidad de generar cambios conceptuales, organizativos y metodológicos, nace en el año 1999, con el propósito de crear espacios altamente tecnificados con herramientas computacionales, comunicacionales y recurso humano especializado en el manejo de las mismas en todo el territorio nacional.

Para el año 2013, el ente prevé alcanzar las siguientes metas: crear 220 centros de comunicación en la educación a través del Proyecto "Masificación de las Tecnologías de la Información (TIC) en la Educación; y beneficiar a 5.000 planteles a través del Proyecto "Registro Único Nacional Escolar (REÚNE) para la actualización permanente de la gestión escolar en el Sistema Educativo Bolivariano".

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**338.874.021**
INGRESOS CORRIENTES EXTRAORDINARIOS	338.874.021
TRANSFERENCIAS Y DONACIONES CORRIENTES	338.874.021
Donaciones corrientes internas recibidas del sector público	338.874.021
De la República	338.874.021
INGRESOS DE CAPITAL	**12.835.644**
RECURSOS PROPIOS DE CAPITAL	12.835.644
Incremento de la depreciación y amortización acumuladas	12.835.644
FUENTES DE FINANCIAMIENTO	**13.894.120**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	13.894.120
Disminución de otros activos financieros	13.894.120
Disminución de disponibilidades	13.894.120
Disminución de caja	13.894.120
TOTAL RECURSOS	**365.603.785**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**339.238.105**
GASTOS DE CONSUMO	339.238.105
Remuneraciones	299.007.745
Sueldos, salarios y otras retribuciones	49.869.948
Beneficios y complementos de sueldos y salarios	137.396.125
Aportes patronales	9.339.216
Prestaciones sociales y otras indemnizaciones	19.072.344
Asistencia socioeconómica	83.330.112
Compra de bienes y servicios	27.394.716
Bienes de consumo	7.625.076
Servicios no personales	19.769.640
Depreciación y amortización	12.835.644
GASTOS DE CAPITAL	**25.357.680**
INVERSIÓN REAL DIRECTA	25.357.680
Formación bruta de capital fijo	25.357.680
Maquinaria, equipos y otros bienes muebles	25.333.680
Bienes preexistentes	24.000
APLICACIONES FINANCIERAS	**1.008.000**
DISMINUCIÓN DE PASIVOS	1.008.000
Disminución de cuentas y efectos por pagar	1.008.000
Disminución de otras cuentas y efectos por pagar	1.008.000
Disminución de otras cuentas por pagar a corto plazo	1.008.000
TOTAL GASTOS	**365.603.785**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116889	Masificación de las Tecnologías de la Información y la Comunicación (TIC) en la Educación	Centros			220		204.528.029			204.528.029
116958	Registro Único Nacional Escolar (REÚNE) para la actualización permanente de la gestión escolar en el Sistema Educativo Bolivariano	Plantel			5.000		7.620.400			7.620.400
TOTAL							212.148.429			212.148.429

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.524.000	126.725.592			128.249.592
02	Gestión administrativa	25.205.764				25.205.764
TOTAL		26.729.764	126.725.592			153.455.356

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**952**	**698**	**20**	**1.670**	**49.869.948**	**4.867.692**	**54.737.640**
Directivo	5	8		13	69.257		69.257
Profesional y Técnico	846	575	7	1.428	49.213.015	4.769.173	53.982.188
Personal Administrativo	101	115	13	229	587.676	98.519	686.195
TOTAL	**952**	**698**	**20**	**1.670**	**49.869.948**	**4.867.692**	**54.737.640**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	299.007.745
4.02	Materiales, suministros y mercancías	7.625.076
4.03	Servicios no personales	19.769.640
4.04	Activos reales	25.357.680
4.08	Otros gastos	12.835.644
4.11	Disminución de pasivos	1.008.000
	TOTAL	**365.603.785**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**338.874.021**
INGRESOS CORRIENTES EXTRAORDINARIOS	338.874.021
TRANSFERENCIAS Y DONACIONES CORRIENTES	338.874.021
Donaciones corrientes internas recibidas del sector público	338.874.021
De la República	338.874.021
Recursos Ordinarios	338.874.021
1.2 GASTOS CORRIENTES	**339.238.105**
GASTOS DE CONSUMO	339.238.105
Remuneraciones	299.007.745
Sueldos, salarios y otras retribuciones	49.869.948
Beneficios y complementos de sueldos y salarios	137.396.125
Aportes patronales	9.339.216
Prestaciones sociales y otras indemnizaciones	19.072.344
Asistencia socioeconómica	83.330.112
Compra de bienes y servicios	27.394.716
Bienes de consumo	7.625.076
Servicios no personales	19.769.640
Depreciación y amortización	12.835.644
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(364.084)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**12.471.560**
RECURSOS PROPIOS DE CAPITAL	12.471.560
Desahorro en cuenta corriente	(364.084)
Incremento de la depreciación y amortización acumuladas	12.835.644
2.2 GASTOS DE CAPITAL	**25.357.680**
INVERSIÓN REAL DIRECTA	25.357.680
Formación bruta de capital fijo	25.357.680
Maquinaria, equipos y otros bienes muebles	25.333.680
Bienes preexistentes	24.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(12.886.120)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**13.894.120**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	13.894.120
Disminución de otros activos financieros	13.894.120
Disminución de disponibilidades	13.894.120
Disminución de caja	13.894.120
3.2 APLICACIONES FINANCIERAS	**13.894.120**
DISMINUCIÓN DE PASIVOS	1.008.000
Disminución de cuentas y efectos por pagar	1.008.000
Disminución de otras cuentas y efectos por pagar	1.008.000
Disminución de otras cuentas por pagar a corto plazo	1.008.000
DÉFICIT FINANCIERO	12.886.120

A0425

Fundación Samuel Robinson

FUNDACIÓN SAMUEL ROBINSON

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Samuel Robinson, es un ente adscrito al Ministerio del Poder Popular para la Educación creado el 14 de febrero de 2005, según decreto presidencial N° 3.524 publicado en Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.147 de fecha 15 de febrero de 2005 contando con siete años de funcionamiento. Es una institución de administración académica, financiera y operativa de "Plan Extraordinario de Alfabetización Simón Rodríguez" (Misión Robinson 1), "Plan Extraordinario de Alfabetización y Prosecución al Sexto Grado de Jóvenes, Adultas y Adultos Alfabetizados Simón Rodríguez" (Misión Robinson II) y "Círculos de Lectura" (Misión Robinson III).

Su misión es erradicar el analfabetismo y alcanzar la prosecución al sexto grado de educación básica en jóvenes y adultos a nivel nacional e internacional, garantizando su inclusión política y productiva, con el propósito de conseguir mayores niveles de desarrollo y bienestar en los grupos sociales más necesitados del país.

La visión de la Fundación es atender a la población excluida del sistema educativo formal, ofreciendo una educación integral y de calidad en todos los momentos y en todos los espacios, a nivel nacional e internacional, convirtiéndolos de esta manera en protagonistas de su propio desarrollo a través de una formación que impulse los procesos liberadores para la transformación comunitaria y consolidación de la democracia social.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**332.241.210**
INGRESOS CORRIENTES ORDINARIOS	332.241.210
TRANSFERENCIAS CORRIENTES	332.241.210
Transferencias corrientes del sector público	332.241.210
Transferencias corrientes internas recibidas del sector público	332.241.210
De la República	332.241.210
INGRESOS DE CAPITAL	**29.655**
RECURSOS PROPIOS DE CAPITAL	29.655
Incremento de la depreciación y amortización acumuladas	29.655
TOTAL RECURSOS	**332.270.865**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**331.974.236**
GASTOS DE CONSUMO	237.776.286
Remuneraciones	212.564.641
Sueldos, salarios y otras retribuciones	187.267.530
Beneficios y complementos de sueldos y salarios	11.962.211
Aportes patronales	1.885.872
Prestaciones sociales y otras indemnizaciones	1.999.848
Asistencia socioeconómica	9.449.180
Compra de bienes y servicios	25.181.990
Bienes de consumo	14.855.294
Servicios no personales	10.326.696
Depreciación y amortización	29.655
TRANSFERENCIAS Y DONACIONES CORRIENTES	94.197.950
Al sector privado	94.197.950
Transferencias corrientes al sector privado	94.197.950
Directas a personas	94.197.950
Otras transferencias directas a personas	94.197.950
GASTOS DE CAPITAL	**296.629**
INVERSIÓN REAL DIRECTA	296.629
Formación bruta de capital fijo	266.629
Maquinaria, equipos y otros bienes muebles	266.629
Bienes intangibles	30.000
TOTAL GASTOS	**332.270.865**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116920	Alfabetización y prosecución al sexto grado de jóvenes, adultos y adultas Simón Rodríguez	Matrícula			373.236		287.324.040			287.324.040
TOTAL							**287.324.040**			**287.324.040**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		42.338.545			42.338.545
02	Gestión administrativa	29.655	2.578.625			2.608.280
TOTAL		**29.655**	**44.917.170**			**44.946.825**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**110**	**51**		**161**	**9.116.722**		**9.116.722**
Alto Nivel y de Dirección	14	11		25	2.480.796		2.480.796
Profesional y Técnico	60	19		79	3.755.900		3.755.900
Personal Administrativo	32	19		51	2.719.790		2.719.790
Obrero	4	2		6	160.236		160.236
Personal Contratado	**15**	**10**		**25**	**1.150.812**		**1.150.812**
Profesional y Técnico	10	7		17	782.552		782.552
Personal Administrativo	5	3		8	368.260		368.260
TOTAL	**125**	**61**		**186**	**10.267.534**		**10.267.534**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	212.564.641
4.02	Materiales, suministros y mercancías	14.855.294
4.03	Servicios no personales	10.326.696
4.04	Activos reales	296.629
4.07	Transferencias y donaciones	94.197.950
4.08	Otros gastos	29.655
	TOTAL	**332.270.865**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**332.241.210**
INGRESOS CORRIENTES ORDINARIOS	332.241.210
TRANSFERENCIAS CORRIENTES	332.241.210
Transferencias corrientes del sector público	332.241.210
Transferencias corrientes internas recibidas del sector público	332.241.210
De la República	332.241.210
Recursos Ordinarios	332.241.210
1.2 GASTOS CORRIENTES	**331.974.236**
GASTOS DE CONSUMO	237.776.286
Remuneraciones	212.564.641
Sueldos, salarios y otras retribuciones	187.267.530
Beneficios y complementos de sueldos y salarios	11.962.211
Aportes patronales	1.885.872
Prestaciones sociales y otras indemnizaciones	1.999.848
Asistencia socioeconómica	9.449.180
Compra de bienes y servicios	25.181.990
Bienes de consumo	14.855.294
Servicios no personales	10.326.696
Depreciación y amortización	29.655
TRANSFERENCIAS Y DONACIONES CORRIENTES	94.197.950
Al sector privado	94.197.950
Transferencias corrientes al sector privado	94.197.950
Directas a personas	94.197.950
Otras transferencias directas a personas	94.197.950
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**266.974**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**296.629**
RECURSOS PROPIOS DE CAPITAL	296.629
Ahorro en cuenta corriente	266.974
Incremento de la depreciación y amortización acumuladas	29.655
2.2 GASTOS DE CAPITAL	**296.629**
INVERSIÓN REAL DIRECTA	296.629
Formación bruta de capital fijo	266.629
Maquinaria, equipos y otros bienes muebles	266.629
Bienes intangibles	30.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0477

Fundación Colombeia

FUNDACIÓN COLOMBEIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Política Presupuestaria para el ejercicio fiscal 2013 de la Fundación Colombeia, está dirigida fundamentalmente a garantizar los derechos socio laborales de sus trabajadores y trabajadoras, procurando al mismo tiempo, propiciar el optimo funcionamiento, mantenimiento y conservación de sus instalaciones y demás activos, así como mantener y superar el alto nivel de producción y transmisión de programas educativos, especialmente orientados a la población infantil, lo cual constituye la misión de la Institución.

La política de gasto permitirá dar continuidad a la operatividad de la Fundación, a través de las Acciones Centralizadas y el Proyecto "Fortalecimiento de la Educación y la Cultura a través del posicionamiento de Colombeia TV, como la Televisora Educativa de Venezuela".

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**110.097.053**
INGRESOS CORRIENTES ORDINARIOS	110.097.053
TRANSFERENCIAS CORRIENTES	110.097.053
Transferencias corrientes del sector público	110.097.053
Transferencias corrientes internas recibidas del sector público	110.097.053
De la República	110.097.053
INGRESOS DE CAPITAL	**7.851.362**
RECURSOS PROPIOS DE CAPITAL	7.851.362
Incremento de la depreciación y amortización acumuladas	7.851.362
FUENTES DE FINANCIAMIENTO	**1.560.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.560.000
Disminución de otros activos financieros	1.560.000
Disminución de disponibilidades	1.560.000
Disminución de bancos	1.560.000
TOTAL RECURSOS	**119.508.415**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**99.347.509**
GASTOS DE CONSUMO	98.856.173
Remuneraciones	56.873.298
Sueldos, salarios y otras retribuciones	13.533.660
Beneficios y complementos de sueldos y salarios	11.695.731
Aportes patronales	1.781.201
Prestaciones sociales y otras indemnizaciones	2.719.590
Asistencia socioeconómica	17.719.985
Otros gastos de personal	9.423.131
Compra de bienes y servicios	34.131.513
Bienes de consumo	5.757.558
Servicios no personales	28.373.955
Depreciación y amortización	7.851.362
TRANSFERENCIAS Y DONACIONES CORRIENTES	491.336
Al sector privado	471.336
Transferencias corrientes al sector privado	391.336
Directas a personas	391.336
Jubilaciones y otros beneficios asociados	391.336
Donaciones corrientes al sector privado	80.000
Donaciones a personas	40.000
Donaciones a instituciones sin fines de lucro	40.000
Al sector público	20.000
Transferencias corrientes al sector público	20.000
A los entes descentralizados sin fines empresariales para sus gastos	20.000
GASTOS DE CAPITAL	**19.748.140**
INVERSIÓN REAL DIRECTA	19.748.140
Formación bruta de capital fijo	18.566.779
Edificios e instalaciones	5.691.679
Maquinaria, equipos y otros bienes muebles	12.875.100
Bienes intangibles	1.181.361
APLICACIONES FINANCIERAS	**412.766**
DISMINUCIÓN DE PASIVOS	412.766
Disminución de cuentas y efectos por pagar	412.766
Disminución de cuentas y efectos por pagar a corto plazo	412.766

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de sueldos, salarios y otras remuneraciones por pagar	99.393
Disminución cuentas por pagar a proveedores a corto plazo	313.373
TOTAL GASTOS	**119.508.415**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116765	Fortalecimiento de la educación y la cultura a través del posicionamiento de Colombeia TV, como la Televisora Educativa de Venezuela.	Programa			2.265	4.275.001	70.027.532			74.302.533
TOTAL						4.275.001	70.027.532			74.302.533

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		21.944.526			21.944.526
02	Gestión administrativa	5.136.361	17.733.659			22.870.020
03	Previsión y protección social		391.336			391.336
TOTAL		5.136.361	40.069.521			45.205.882

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**76**	**123**	**33**	**232**	**6.432.488**	**1.487.880**	**7.920.368**
Alto Nivel y de Dirección	20	11	2	33	997.650	482.400	1.480.050
Profesional y Técnico	45	89	31	165	4.330.035	938.760	5.268.795
Personal Administrativo	6			6	194.965	27.120	222.085
Obrero	5	23		28	909.838	39.600	949.438
Personal Contratado	**9**	**22**		**31**	**7.001.173**		**7.001.173**
Profesional y Técnico	9	22		31	7.001.173		7.001.173
TOTAL	**85**	**145**	**33**	**263**	**13.433.661**	**1.487.880**	**14.921.541**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1**	**2**	**3**	**391.336**
Alto Nivel y de Dirección	1	2	3	391.336
TOTAL	**1**	**2**	**3**	**391.336**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	56.873.298
4.02	Materiales, suministros y mercancías	5.757.558
4.03	Servicios no personales	28.373.955
4.04	Activos reales	19.748.140
4.07	Transferencias y donaciones	491.336
4.08	Otros gastos	7.851.362
4.11	Disminución de pasivos	412.766
	TOTAL	**119.508.415**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**110.097.053**
INGRESOS CORRIENTES ORDINARIOS	110.097.053
TRANSFERENCIAS CORRIENTES	110.097.053
Transferencias corrientes del sector público	110.097.053
Transferencias corrientes internas recibidas del sector público	110.097.053
De la República	110.097.053
Recursos Ordinarios	110.097.053
1.2 GASTOS CORRIENTES	**99.347.509**
GASTOS DE CONSUMO	98.856.173
Remuneraciones	56.873.298
Sueldos, salarios y otras retribuciones	13.533.660
Beneficios y complementos de sueldos y salarios	11.695.731
Aportes patronales	1.781.201
Prestaciones sociales y otras indemnizaciones	2.719.590
Asistencia socioeconómica	17.719.985
Otros gastos de personal	9.423.131
Compra de bienes y servicios	34.131.513
Bienes de consumo	5.757.558
Servicios no personales	28.373.955
Depreciación y amortización	7.851.362
TRANSFERENCIAS Y DONACIONES CORRIENTES	491.336
Al sector privado	471.336
Transferencias corrientes al sector privado	391.336
Directas a personas	391.336
Jubilaciones y otros beneficios asociados	391.336
Donaciones corrientes al sector privado	80.000
Donaciones a personas	40.000
Donaciones a instituciones sin fines de lucro	40.000
Al sector público	20.000
Transferencias corrientes al sector público	20.000
A los entes descentralizados sin fines empresariales para sus gastos	20.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**10.749.544**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**18.600.906**
RECURSOS PROPIOS DE CAPITAL	18.600.906
Ahorro en cuenta corriente	10.749.544
Incremento de la depreciación y amortización acumuladas	7.851.362
2.2 GASTOS DE CAPITAL	**19.748.140**
INVERSIÓN REAL DIRECTA	19.748.140
Formación bruta de capital fijo	18.566.779
Edificios e instalaciones	5.691.679
Maquinaria, equipos y otros bienes muebles	12.875.100
Bienes intangibles	1.181.361
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.147.234)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.560.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.560.000
Disminución de otros activos financieros	1.560.000
Disminución de disponibilidades	1.560.000
Disminución de bancos	1.560.000
3.2 APLICACIONES FINANCIERAS	**1.560.000**
DISMINUCIÓN DE PASIVOS	412.766
Disminución de cuentas y efectos por pagar	412.766
Disminución de cuentas y efectos por pagar a corto plazo	412.766
Disminución de sueldos, salarios y otras remuneraciones por pagar	99.393
Disminución cuentas por pagar a proveedores a corto plazo	313.373
DÉFICIT FINANCIERO	1.147.234

A0484

Fundación Nacional El Niño Simón

FUNDACIÓN NACIONAL EL NIÑO SIMÓN

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Nacional El Niño Simón, es una Institución Ministerio del Poder Popular para la Educación cuyo objetivo es atender de manera integral a niños, niñas y adolescentes de nuestro país en todas sus etapas de desarrollo humano.

Su misión es realizar acciones para impulsar proyectos y supervisar constantemente el perfecto desarrollo, bienestar y felicidad de todos los niños, niñas y jóvenes de la República Bolivariana de Venezuela en todos los aspectos necesarios para su adecuada formación y crecimiento.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**700.803.363**
INGRESOS CORRIENTES ORDINARIOS	700.803.363
INGRESOS DE LA PROPIEDAD	69.000.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	69.000.000
Alquileres	69.000.000
TRANSFERENCIAS CORRIENTES	631.803.363
Transferencias corrientes del sector público	631.803.363
Transferencias corrientes internas recibidas del sector público	631.803.363
De la República	631.803.363
INGRESOS DE CAPITAL	**1.456.728**
RECURSOS PROPIOS DE CAPITAL	1.456.728
Incremento de la depreciación y amortización acumuladas	1.456.728
FUENTES DE FINANCIAMIENTO	**20.253.101**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	20.253.101
Disminución de otros activos financieros	20.253.101
Disminución de disponibilidades	20.253.101
Disminución de caja	20.253.101
TOTAL RECURSOS	**722.513.192**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**704.800.700**
GASTOS DE CONSUMO	680.520.976
Remuneraciones	538.500.000
Sueldos, salarios y otras retribuciones	148.371.185
Beneficios y complementos de sueldos y salarios	207.975.978
Aportes patronales	29.614.265
Prestaciones sociales y otras indemnizaciones	48.633.214
Asistencia socioeconómica	102.829.073
Otros gastos de personal	1.076.285
Compra de bienes y servicios	140.564.248
Bienes de consumo	69.941.113
Servicios no personales	70.623.135
Depreciación y amortización	1.456.728
TRANSFERENCIAS Y DONACIONES CORRIENTES	24.279.724
Al sector privado	21.297.274
Transferencias corrientes al sector privado	13.939.308
Directas a personas	13.939.308
Pensiones y otros beneficios asociados	1.985.280
Jubilaciones y otros beneficios asociados	10.883.984
Otras transferencias directas a personas	1.070.044
Donaciones corrientes al sector privado	7.357.966
Donaciones a personas	7.357.966
Al sector público	2.982.450
Donaciones corrientes al sector público	2.982.450
A la República	2.982.450
GASTOS DE CAPITAL	**15.028.554**
INVERSIÓN REAL DIRECTA	15.028.554
Formación bruta de capital fijo	15.028.554
Edificios e instalaciones	2.313.350
Maquinaria, equipos y otros bienes muebles	9.715.204
Construcciones de bienes de dominio privado	3.000.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**2.683.938**
DISMINUCIÓN DE PASIVOS	2.683.938
Disminución de cuentas y efectos por pagar	2.683.938
Disminución de cuentas y efectos por pagar a corto plazo	2.683.938
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.266.111
Disminución cuentas por pagar a proveedores a corto plazo	417.827
TOTAL GASTOS	**722.513.192**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116873	Plan Nacional Alejandro de Humboldt	Niña, Niño, Adolescente y Joven	19.842	16.235	102.039		60.803.993			60.803.993
116883	Desarrollo integral de niños y niñas de los Centros de Formación de la Fundación Nacional "El Niño Simón"	Niño Atendido			18.665	69.700.317	193.774.242			263.474.559
116892	Programa Nacional Simón Rodríguez: Implementación de las Actividades de Libre Desarrollo.	Niña, Niño, Adolescente y Joven	14.263	7.513	21.776		201.512.833			201.512.833
116899	Protección y bienestar social para el buen vivir de los niños, niñas y adolescentes de la Patria	Niña, Niño, Adolescente y Joven	7.900	10.400	18.300	1.000.000	36.969.495			37.969.495
TOTAL						**70.700.317**	**493.060.563**			**563.760.880**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		114.671.778			114.671.778
02	Gestión administrativa	20.009.512	11.008.437			31.017.949
03	Previsión y protección social		12.869.264			12.869.264
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		193.321			193.321
TOTAL		**20.009.512**	**138.742.800**			**158.752.312**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**2.220**	**656**		**2.876**	**80.565.341**		**80.565.341**
Alto Nivel y de Dirección	71	19		90	3.782.305		3.782.305
Directivo	212	55		267	7.962.053		7.962.053
Profesional y Técnico	184	96		280	7.991.112		7.991.112
Personal Administrativo	167	71		238	6.915.944		6.915.944
Personal Docente	951	81		1.032	29.988.463		29.988.463
Personal Médico	17	9		26	755.523		755.523
Obrero	618	325		943	23.169.941		23.169.941
Personal Contratado	**1.544**	**693**		**2.237**	**64.492.500**		**64.492.500**
Profesional y Técnico	249	99		348	10.589.833		10.589.833
Personal Administrativo	530	330		860	22.589.625		22.589.625
Personal Docente	754	262		1.016	30.917.444		30.917.444
Personal Médico	11	2		13	395.598		395.598
TOTAL	**3.764**	**1.349**		**5.113**	**145.057.841**		**145.057.841**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**29**	**18**	**47**	**1.985.280**
Obreros	17	9	26	1.098.457
Empleados	7	6	13	548.986
Docentes	5	3	8	337.837
Jubilados	**213**	**40**	**253**	**10.883.984**
Obreros	103	11	114	5.523.197
Empleados	46	11	57	2.830.496
Docentes	64	18	82	2.530.291
TOTAL	**242**	**58**	**300**	**12.869.264**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	538.500.000
4.02	Materiales, suministros y mercancías	69.941.113
4.03	Servicios no personales	70.623.135
4.04	Activos reales	15.028.554
4.07	Transferencias y donaciones	24.279.724
4.08	Otros gastos	1.456.728
4.11	Disminución de pasivos	2.683.938
	TOTAL	**722.513.192**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**700.803.363**
INGRESOS CORRIENTES ORDINARIOS	700.803.363
INGRESOS DE LA PROPIEDAD	69.000.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	69.000.000
Alquileres	69.000.000
TRANSFERENCIAS CORRIENTES	631.803.363
Transferencias corrientes del sector público	631.803.363
Transferencias corrientes internas recibidas del sector público	631.803.363
De la República	631.803.363
Recursos Ordinarios	631.803.363
1.2 GASTOS CORRIENTES	**704.800.700**
GASTOS DE CONSUMO	680.520.976
Remuneraciones	538.500.000
Sueldos, salarios y otras retribuciones	148.371.185
Beneficios y complementos de sueldos y salarios	207.975.978
Aportes patronales	29.614.265
Prestaciones sociales y otras indemnizaciones	48.633.214
Asistencia socioeconómica	102.829.073
Otros gastos de personal	1.076.285
Compra de bienes y servicios	140.564.248
Bienes de consumo	69.941.113
Servicios no personales	70.623.135
Depreciación y amortización	1.456.728
TRANSFERENCIAS Y DONACIONES CORRIENTES	24.279.724
Al sector privado	21.297.274
Transferencias corrientes al sector privado	13.939.308
Directas a personas	13.939.308
Pensiones y otros beneficios asociados	1.985.280
Jubilaciones y otros beneficios asociados	10.883.984
Otras transferencias directas a personas	1.070.044

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Donaciones corrientes al sector privado	7.357.966
Donaciones a personas	7.357.966
Al sector público	2.982.450
Donaciones corrientes al sector público	2.982.450
A la República	2.982.450
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(3.997.337)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(2.540.609)**
RECURSOS PROPIOS DE CAPITAL	(2.540.609)
Desahorro en cuenta corriente	(3.997.337)
Incremento de la depreciación y amortización acumuladas	1.456.728
2.2 GASTOS DE CAPITAL	**15.028.554**
INVERSIÓN REAL DIRECTA	15.028.554
Formación bruta de capital fijo	15.028.554
Edificios e instalaciones	2.313.350
Maquinaria, equipos y otros bienes muebles	9.715.204
Construcciones de bienes de dominio privado	3.000.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(17.569.163)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**20.253.101**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	20.253.101
Disminución de otros activos financieros	20.253.101
Disminución de disponibilidades	20.253.101
Disminución de caja	20.253.101

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3.2 APLICACIONES FINANCIERAS	**20.253.101**
DISMINUCIÓN DE PASIVOS	2.683.938
Disminución de cuentas y efectos por pagar	2.683.938
Disminución de cuentas y efectos por pagar a corto plazo	2.683.938
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.266.111
Disminución cuentas por pagar a proveedores a corto plazo	417.827
DÉFICIT FINANCIERO	17.569.163

A0911

Academia Nacional de la Ingeniería y el Hábitat

ACADEMIA NACIONAL DE LA INGENIERÍA Y EL HÁBITAT

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Academia Nacional de la Ingeniería y el Hábitat fue creada por la Ley dictada el 3 de Septiembre de 1998, promulgada por el Ejecutivo Nacional en el mismo mes y año, publicada en la Gaceta Oficial No. 5.263 Extraordinaria de la misma fecha, como Corporación de carácter público con personalidad jurídica.

Su misión es promover, publicar, difundir y preservar los estudios y proyectos de ingeniería y hábitat, así como estudiar y emitir opinión sobre la situación científica y tecnológica del país, y en particular sobre políticas, planes y programas vinculados a la ingeniería, arquitectura, urbanismo y el hábitat.

Para el año 2013, el ente prevé alcanzar la siguiente meta: beneficiar a 16.000 personas a través del Proyecto "Promoción, desarrollo y divulgación del conocimiento en las áreas de la Ingeniería y el Hábitat".

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**1.042.179**
INGRESOS CORRIENTES ORDINARIOS	1.042.179
TRANSFERENCIAS CORRIENTES	1.042.179
Transferencias corrientes del sector público	1.042.179
Transferencias corrientes internas recibidas del sector público	1.042.179
De la República	1.042.179
INGRESOS DE CAPITAL	**18.400**
RECURSOS PROPIOS DE CAPITAL	18.400
Incremento de la depreciación y amortización acumuladas	18.400
TOTAL RECURSOS	**1.060.579**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**968.579**
GASTOS DE CONSUMO	952.857
Remuneraciones	532.697
Sueldos, salarios y otras retribuciones	257.532
Beneficios y complementos de sueldos y salarios	160.025
Aportes patronales	18.420
Prestaciones sociales y otras indemnizaciones	36.720
Asistencia socioeconómica	60.000
Compra de bienes y servicios	401.760
Bienes de consumo	93.000
Servicios no personales	308.760
Depreciación y amortización	18.400
TRANSFERENCIAS Y DONACIONES CORRIENTES	15.722
Al sector privado	15.722
Transferencias corrientes al sector privado	15.722
Directas a personas	15.722
Otras transferencias directas a personas	15.722
GASTOS DE CAPITAL	**92.000**
INVERSIÓN REAL DIRECTA	92.000
Formación bruta de capital fijo	92.000
Maquinaria, equipos y otros bienes muebles	92.000
TOTAL GASTOS	**1.060.579**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116935	Promoción, desarrollo y divulgación del conocimiento en las áreas de la Ingeniería y el Hábitat	Persona Beneficiada			16.000		637.539			637.539
TOTAL							637.539			637.539

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		221.640			221.640
02	Gestión administrativa	18.400	183.000			201.400
TOTAL		18.400	404.640			423.040

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**4**	**1**		**5**	**149.532**		**149.532**
Profesional y Técnico		1		1	30.607		30.607
Personal Administrativo	3			3	94.349		94.349
Obrero	1			1	24.576		24.576
Personal Contratado	**2**			**2**	**48.000**		**48.000**
Personal de Investigación	2			2	48.000		48.000
TOTAL	**6**	**1**		**7**	**197.532**		**197.532**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	532.697
4.02	Materiales, suministros y mercancías	93.000
4.03	Servicios no personales	308.760
4.04	Activos reales	92.000
4.07	Transferencias y donaciones	15.722
4.08	Otros gastos	18.400
	TOTAL	**1.060.579**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.042.179**
INGRESOS CORRIENTES ORDINARIOS	1.042.179
TRANSFERENCIAS CORRIENTES	1.042.179
Transferencias corrientes del sector público	1.042.179
Transferencias corrientes internas recibidas del sector público	1.042.179
De la República	1.042.179
Recursos Ordinarios	1.042.179
1.2 GASTOS CORRIENTES	**968.579**
GASTOS DE CONSUMO	952.857
Remuneraciones	532.697
Sueldos, salarios y otras retribuciones	257.532
Beneficios y complementos de sueldos y salarios	160.025
Aportes patronales	18.420
Prestaciones sociales y otras indemnizaciones	36.720
Asistencia socioeconómica	60.000
Compra de bienes y servicios	401.760
Bienes de consumo	93.000
Servicios no personales	308.760
Depreciación y amortización	18.400
TRANSFERENCIAS Y DONACIONES CORRIENTES	15.722
Al sector privado	15.722
Transferencias corrientes al sector privado	15.722
Directas a personas	15.722
Otras transferencias directas a personas	15.722
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**73.600**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**92.000**
RECURSOS PROPIOS DE CAPITAL	92.000
Ahorro en cuenta corriente	73.600
Incremento de la depreciación y amortización acumuladas	18.400

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**92.000**
INVERSIÓN REAL DIRECTA	92.000
Formación bruta de capital fijo	92.000
Maquinaria, equipos y otros bienes muebles	92.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

13
Ministerio del Poder Popular para el Trabajo y Seguridad Social

Ministerio del Poder Popular para el Trabajo y Seguridad Social

A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)
A0055 Instituto Venezolano de los Seguros Sociales (IVSS)
A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)
A0250 Tesorería de Seguridad Social

A0051

Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)

INSTITUTO NACIONAL DE CAPACITACIÓN Y RECREACIÓN DE LOS TRABAJADORES (INCRET)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El presupuesto de recursos del año 2013 del Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET) asciende a un monto Bs. 172.308.984, distribuido según las siguientes fuentes financieras:

• Aporte del Ejecutivo Nacional	Bs.	163.808.984,00
• Venta de otros bienes y servicios	Bs.	6.500.000,00
• Disminución de Disponibilidades	Bs.	2.000.000,00

Se estima generar recursos por concepto de la prestación de servicios recreativos; oferta de planes vacacionales a instituciones, planes de turismo social, servicios recreativos y servicios culturales. Asimismo, la cancelación de pasivos causados durante el año 2012 con recursos provenientes de la disminución de disponibilidades.

POLÍTICA DE GASTOS Y APLICACIONES FINANCIERAS

Se estiman un presupuesto de gasto por un monto de Bs. 172.308.984, correspondiendo a los proyectos un monto total de Bs. 122.459.773 y a las acciones centralizadas un monto de Bs. 49.849.211.

En la distribución y estimación del gasto se garantizan los compromisos laborales acordados con los trabajadores, trabajadoras y personal pensionado y jubilado. Así como; los gastos operativos y de funcionamiento de la institución para la debida ejecución de los diversos proyectos.

COBERTURA DE LOS SERVICIOS A PRESTAR

Para el cumplimiento de nuestra misión el INCRET desarrollara tres proyectos durante el año 2013 denominados:

- Desarrollo de actividades Deportivas, Culturales, Recreativas y de Turismo Social para el uso y aprovechamiento del tiempo libre del Trabajador, trabajadora y su familia.
- Rehabilitación, recuperación, mantenimiento, protección y dotación de la Infraestructura destinada a la recreación, descanso y turismo social.
- Plan Integral de Promoción y Educación dirigido a la divulgación de conceptos, políticas, metodologías y estrategias para la implementación de los programas de recreación, uso del tiempo libre y turismo social.

Con el desarrollo de los Proyectos se espera aumentar y diversificar las operaciones de aprovechamiento del tiempo libre de los trabajadores, trabajadoras y su familia, mediante la oferta turística, cultural, deportiva, recreativa y para la salud, se estima atender un total de dos millones quinientos setenta y seis mil setecientos cuarenta y seis (2.576.746) trabajadores, trabajadoras y miembros de la comunidad organizada en general. Por otra parte, se continuara con el programa de conservación, recuperación y mantenimiento de las Instalaciones turísticas, culturales y recreativas, patrimonio de los trabajadores, a fin de incorporar un total de 45 espacios acondicionados y dignificados; destinados a la recreación, descanso y turismo social. Por su parte, mediante la escuela de formación de recreadores integrales INCRET se estima formar un total de veinte mil 20.000 personas orientados a promover el derecho y disfrute de la recreación en todas las comunidades e instituciones. Así como promover la formación de la implementación de planes de recreación, utilización del tiempo libre, descanso y turismo social como valor agregado al trabajo en su centro laboral a 162.000 trabajadores y trabajadoras.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**170.308.984**
INGRESOS CORRIENTES ORDINARIOS	170.308.984
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	6.500.000
Venta de otros bienes y servicios	6.500.000
TRANSFERENCIAS CORRIENTES	163.808.984
Transferencias corrientes del sector público	163.808.984
Transferencias corrientes internas recibidas del sector público	163.808.984
De la República	163.808.984
FUENTES DE FINANCIAMIENTO	**2.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.000.000
Disminución de otros activos financieros	2.000.000
Disminución de disponibilidades	2.000.000
Disminución de bancos	2.000.000
TOTAL RECURSOS	**172.308.984**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**139.669.188**
GASTOS DE CONSUMO	133.788.641
Remuneraciones	94.738.304
Sueldos, salarios y otras retribuciones	12.326.640
Beneficios y complementos de sueldos y salarios	39.902.210
Aportes patronales	4.112.103
Prestaciones sociales y otras indemnizaciones	8.533.731
Asistencia socioeconómica	29.863.620
Compra de bienes y servicios	39.050.337
Bienes de consumo	15.546.199
Servicios no personales	23.504.138
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.880.547
Al sector privado	5.880.547
Transferencias corrientes al sector privado	5.880.547
Directas a personas	5.880.547
Pensiones y otros beneficios asociados	2.542.991
Jubilaciones y otros beneficios asociados	3.337.556
GASTOS DE CAPITAL	**30.639.796**
INVERSIÓN REAL DIRECTA	30.639.796
Formación bruta de capital fijo	30.639.796
Edificios e instalaciones	23.044.736
Maquinaria, equipos y otros bienes muebles	7.595.060
APLICACIONES FINANCIERAS	**2.000.000**
DISMINUCIÓN DE PASIVOS	2.000.000
Disminución de cuentas y efectos por pagar	2.000.000
Disminución de cuentas y efectos por pagar a corto plazo	1.840.907
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.094.054
Disminución de aportes patronales y retenciones laborales por pagar	746.853
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	103.064
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	174.098

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	141.480
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	170.025
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	158.186
Disminución de otras cuentas y efectos por pagar	159.093
Disminución de otras cuentas por pagar a corto plazo	159.093
TOTAL GASTOS	**172.308.984**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2013
119173	Plan integral de promoción y educación dirigido a la divulgación de conceptos, politicas, metodologías y estrategias para la implementación de los programas de recreación, uso del tiempo libre y turismo social.	Persona Atendida			182.000		3.762.830			3.762.830
119185	Desarrollo de actividades deportivas, culturales, recreativas y de turismo social para el uso y aprovechamiento del tiempo libre del trabajador, la trabajadora y su familia.	Persona Atendida			2.394.746	6.000.000	71.710.099			77.710.099
119188	Rehabilitación, recuperación, mantenimiento, protección y dotación de la infraestructura destinada a la recreación, descanso y turismo social.	Inmueble Acondicionado			45		40.986.844			40.986.844
TOTAL						**6.000.000**	**116.459.773**			**122.459.773**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2013
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		37.230.553			37.230.553
02	Gestión administrativa	2.500.000	4.238.111			6.738.111
03	Previsión y protección social		5.880.547			5.880.547
TOTAL		**2.500.000**	**47.349.211**			**49.849.211**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**135**	**172**	**40**	**347**	**9.013.047**	**4.574.098**	**13.587.145**
Directivo	2	6	3	11	270.272		270.272
Profesional y Técnico	19	17	15	51	1.440.521	678.575	2.119.096
Personal Administrativo	25	5	11	41	1.009.232	427.108	1.436.340
Obrero	89	144	11	244	6.293.022	3.468.415	9.761.437
Personal Contratado	**36**	**20**	**42**	**98**	**2.585.029**		**2.585.029**
Directivo	6	7		13	319.410		319.410
Profesional y Técnico	19	11	5	35	963.397		963.397
Personal Administrativo	7	2		9	294.842		294.842
Obrero	4		37	41	1.007.380		1.007.380
TOTAL	**171**	**192**	**82**	**445**	**11.598.076**	**4.574.098**	**16.172.174**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**19**	**9**	**28**	**2.542.991**
Obreros	14		14	1.316.235
Empleados	5	9	14	1.226.756
Jubilados	**19**	**14**	**33**	**3.337.556**
Obreros	12	6	18	2.031.071
Empleados	7	8	15	1.306.485
TOTAL	**38**	**23**	**61**	**5.880.547**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	94.738.304
4.02	Materiales, suministros y mercancías	15.546.199
4.03	Servicios no personales	23.504.138
4.04	Activos reales	30.639.796
4.07	Transferencias y donaciones	5.880.547
4.11	Disminución de pasivos	2.000.000
	TOTAL	**172.308.984**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**170.308.984**
INGRESOS CORRIENTES ORDINARIOS	170.308.984
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	6.500.000
Venta de otros bienes y servicios	6.500.000
TRANSFERENCIAS CORRIENTES	163.808.984
Transferencias corrientes del sector público	163.808.984
Transferencias corrientes internas recibidas del sector público	163.808.984
De la República	163.808.984
Recursos Ordinarios	163.808.984
1.2 GASTOS CORRIENTES	**139.669.188**
GASTOS DE CONSUMO	133.788.641
Remuneraciones	94.738.304
Sueldos, salarios y otras retribuciones	12.326.640
Beneficios y complementos de sueldos y salarios	39.902.210
Aportes patronales	4.112.103
Prestaciones sociales y otras indemnizaciones	8.533.731
Asistencia socioeconómica	29.863.620
Compra de bienes y servicios	39.050.337
Bienes de consumo	15.546.199
Servicios no personales	23.504.138
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.880.547
Al sector privado	5.880.547
Transferencias corrientes al sector privado	5.880.547
Directas a personas	5.880.547
Pensiones y otros beneficios asociados	2.542.991
Jubilaciones y otros beneficios asociados	3.337.556
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**30.639.796**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**30.639.796**
RECURSOS PROPIOS DE CAPITAL	30.639.796
Ahorro en cuenta corriente	30.639.796
2.2 GASTOS DE CAPITAL	**30.639.796**
INVERSIÓN REAL DIRECTA	30.639.796
Formación bruta de capital fijo	30.639.796
Edificios e instalaciones	23.044.736
Maquinaria, equipos y otros bienes muebles	7.595.060
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.000.000
Disminución de otros activos financieros	2.000.000
Disminución de disponibilidades	2.000.000
Disminución de bancos	2.000.000
3.2 APLICACIONES FINANCIERAS	**2.000.000**
DISMINUCIÓN DE PASIVOS	2.000.000
Disminución de cuentas y efectos por pagar	2.000.000
Disminución de cuentas y efectos por pagar a corto plazo	1.840.907
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.094.054
Disminución de aportes patronales y retenciones laborales por pagar	746.853
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	103.064
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	174.098
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	141.480
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	170.025

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	158.186
Disminución de otras cuentas y efectos por pagar	159.093
Disminución de otras cuentas por pagar a corto plazo	159.093

A0055

Instituto Venezolano de los Seguros Sociales (IVSS)

INSTITUTO VENEZOLANO DE LOS SEGUROS SOCIALES (IVSS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

1. FINANCIAMIENTO

Los ingresos estimados en el Presupuesto del Instituto Venezolano de los Seguros Sociales para el Ejercicio Económico Financiero 2013, ascienden a **43.040.793.789 Bolívares,** por las fuentes de financiamiento siguientes:

Aporte del Ejecutivo Nacional	**22.764.540.969 Bs.**
Ingresos Propios (Recaudación)	**20.276.252.820 Bs.**
Total Presupuesto	**43.040.793.789 Bs.**

El aporte del Ejecutivo Nacional se sitúa en **22.764.540.969 Bolívares**; de los cuales **18.764.540.969 Bolívares**, son por Recursos Ordinarios y **4.000.000.000 Bolívares**, por Gestión Fiscal, destinados a cubrir la ejecución de los Proyectos formulados por el I.V.S.S., así como los gastos correspondientes a las Acciones Centralizadas, con la finalidad de atender los requerimientos de la población en materia de Seguridad Social y Atención Médica Integral, enmarcados dentro de las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013.

La distribución del Aporte del Ejecutivo Nacional se desglosa de la siguiente manera:

- Se asigna al Proyecto 08: Otorgamiento de las Prestaciones Dinerarias a Largo y Corto Plazo e incorporación progresiva de ciudadanos y ciudadanas al Sistema de Seguridad Social; un monto de **20.985.921.251 Bolívares**, lo que representa un **92%** de los recursos aprobados, para garantizar el pago de las pensiones a **2.543.966** beneficiarios y beneficiarias, en donde se contempla la inclusión de **104.460** ciudadanos y ciudadanas al sistema de pensiones por las diferentes contingencias, (vejez, incapacidad, invalidez y sobrevivencia); continuar con la cancelación a **1.880.143** pensionados regulares al cierre del año 2012 que incluyen los beneficiarios por Decreto N° 4.269 y 7.401 Pago de cotizaciones, **19.459** Campesinos, Campesinas, Pescadores y Pescadoras del Decreto N° 7.402, **14.000** Amas de Casa a través del Decreto N° 5.370 y **525.904** beneficiarios y beneficiarias de la **Gran Misión en Amor Mayor Venezuela**; la cual contempla 95.000 pensionados por el Art. 7 Asignación Económica establecida en el Decreto N° 5.316 Adulto Mayor, 100.000 pensionados por el Art. 7 beneficiados del INASS y transferidos al I.V.S.S., 265.173 pensionados por el Art.5 Adulto Mayor en situación de pobreza extrema y 65.731 pensionados por el Art. 8 Decreto N° 7.401 sin capacidad de pago.
- Por otra parte, se asigna a los Gastos de Personal un total de **1.778.619.718 Bolívares**, lo que representa el **8%** del aporte, de los cuales **243.742.194 Bolívares**, a la Acción Centralizada 01: Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras **1.534.877.524 Bolívares**, al Proyecto 09: Fortalecimiento del Servicio de Asistencia Médica Integral de manera universal, solidaria y gratuita.

Los Ingresos Propios son generados por los niveles de recaudación, que se obtienen por las cotizaciones provenientes de las empresas y trabajadores (as) del sector público y privado, y la recaudación por morosidad, provenientes de interés por recargo a las empresas morosas con la Institución, así como las multas establecidas a los empleadores (as) que incumplan con la Ley del Seguro Social.

Los Ingresos Propios están estimados en **20.276.252.820 Bolívares**, tomando como referencia el comportamiento que ha tenido la recaudación en los últimos años, de acuerdo al número de cotizantes (Trabajadores y Empleadores) a la Seguridad Social, conjuntamente con la aplicación de una política agresiva de fiscalización y cobranza por el I.V.S.S; así como la inclusión de cotizantes a través de la Reforma Parcial de la Ley del Seguro Social (Articulo 6) y su Reglamento (Articulo 7), que agiliza la afiliación de Trabajadores no dependientes y por Continuación Facultativa.

Estos Ingresos se destinaran para atender los Proyectos y Acciones Centralizadas como se detalla a continuación:

- Proyecto 08: Otorgamiento de las Prestaciones Dinerarias a Largo y Corto Plazo e incorporación progresiva de ciudadanos y ciudadanas al Sistema de Seguridad Social; se asigna la cantidad de **1.046.352.685 Bolívares**, lo que representa un **5%** de los recursos propios, para atender el pago de **24.171** y **30.000** beneficiarios y beneficiarias de las Indemnizaciones por Incapacidad Temporal y por Pérdida Involuntaria del Empleo respectivamente y Comisiones Bancarias correspondientes a las Nóminas de pensiones; así como Gastos de Personal y Funcionamiento de las 45 Oficinas Administrativas que funcionan en el territorio nacional.
- Proyecto 09: Fortalecimiento del Servicio de Asistencia Médica Integral de manera universal, solidaria y gratuita; se asigna la cantidad de **15.953.263.465 Bolívares**, lo que representa un **79%** de los recursos propios, para cubrir gastos de funcionamiento y parte del gasto de personal, a fin de garantizar la Asistencia Médica Integral en los 63 Ambulatorios, 36 Hospitales, el Colegio Universitario de Rehabilitación May Hamilton, el Complejo Hemato-Oncológico y de Radiocirugía; cumplir con los Programas de Entrega de Medicamentos a Pacientes con patologías de Alto Costo, Diálisis y Atención Médica Especializada (Geriátricas, Psiquiátricas, Custodiables, HIV y Educación Especial por discapacidades físicas, cognitivas, visuales y auditivas); asimismo, mantener, mejorar y equipar los Centros Asistenciales a nivel nacional.
- Acción Centralizada 01: Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras; se asigna la cantidad de **7.553.944 Bolívares**, para garantizar parte del gasto del personal de las Dependencias Centrales del Instituto.
- Acción Centralizada 02: Gestión Administrativa; se asigna la cantidad de **1.589.060.777 Bolívares**, lo que representa un **8%** de los recursos propios, para garantizar el funcionamiento de las Dependencias Centrales del Instituto.
- Acción Centralizada 03: Previsión y Protección Social; se asigna la cantidad de **1.587.187.102 Bolívares**, lo que representa un **8%** de los recursos propios, para atender el pago de las Nóminas del Personal Jubilado y Pensionados del Instituto.
- Acción Centralizada 07: Protección y Atención Integral a las Familias y Personas en los Refugios en caso de Emergencia o Desastres; se asigna la cantidad de **92.834.848 Bolívares**, para cubrir los gastos de atención de las familias que se encuentran en los Refugios asignados al Instituto.

2. POLÍTICA DE GASTOS

La política presupuestaria se perfila bajo una estructura de presupuesto equilibrado entre los ingresos y los gastos, estableciéndose un Presupuesto para el año 2013 de **43.040.793.789 Bolívares**; distribuido por partidas, de la manera siguiente:

401: Gastos de Personal	6.853.386.517 Bs.
402: Materiales Suministros y Mercancías	7.931.398.395 Bs.
403: Servicios no Personales	2.531.692.219 Bs.
404: Activos Reales	2.386.896.312 Bs.
407: Transferencias y Donaciones	23.337.420.346 Bs.
Total Presupuesto	43.040.793.789 Bs.

Igualmente, el Presupuesto será distribuido de acuerdo a los Proyectos Institucionales y Acciones Centralizadas de la siguiente forma:

- **Acciones Centralizadas 3.520.378.864 Bolívares**, lo que representan el **8%** del presupuesto total.

ACCIÓN 01: Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	**251.296.137 Bs.**
ACCION 02: Gestión Administrativa	**1.589.060.777 Bs.**
ACCION 03: Previsión y Protección Social	**1.587.187.102 Bs.**
ACCION 07: Protección y Atención Integral a las Familias y Personas en los Refugios en caso de Emergencia o Desastres	**92.834.848 Bs.**
Total Acciones Centralizadas	**3.520.378.864 Bs.**

- **Proyectos** Institucionales, **39.520.414.925 Bolívares**, que representan el **92%** del presupuesto total.

PROYECTO 08: Otorgamiento de las Prestaciones Dinerarias a Largo y Corto Plazo e incorporación progresiva de ciudadanos y ciudadanas al Sistema de Seguridad Social	**22.032.273.936 Bs.**
PROYECTO 09: Fortalecimiento del Servicio de Asistencia Médica Integral de manera universal, solidaria y gratuita.	**17.488.140.989 Bs.**
Total Proyectos	**39.520.414.925 Bs.**

De acuerdo a lo antes señalado, se observa que la mayoría de los recursos están orientados al cumplimiento de los objetivos medulares de la Institución; como son: avanzar hacia la Seguridad Social y la Prestación de los Servicios de Salud, cumpliéndose así la misión del Instituto Venezolano de los Seguros Sociales.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**43.040.793.789**
INGRESOS CORRIENTES ORDINARIOS	43.040.793.789
INGRESOS NO TRIBUTARIOS	20.276.252.820
Ingresos por aportes y contribuciones a la seguridad social	20.276.252.820
TRANSFERENCIAS CORRIENTES	22.764.540.969
Transferencias corrientes del sector público	22.764.540.969
Transferencias corrientes internas recibidas del sector público	22.764.540.969
De la República	22.764.540.969
TOTAL RECURSOS	**43.040.793.789**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**40.653.897.477**
GASTOS DE CONSUMO	17.316.477.131
Remuneraciones	6.853.386.517
Sueldos, salarios y otras retribuciones	6.853.386.517
Compra de bienes y servicios	10.463.090.614
Bienes de consumo	7.931.398.395
Servicios no personales	2.531.692.219
TRANSFERENCIAS Y DONACIONES CORRIENTES	23.337.420.346
Al sector privado	23.337.420.346
Transferencias corrientes al sector privado	23.337.420.346
Directas a personas	23.337.420.346
Pensiones y otros beneficios asociados	23.337.420.346
GASTOS DE CAPITAL	**2.386.896.312**
INVERSIÓN REAL DIRECTA	2.386.896.312
Formación bruta de capital fijo	2.386.896.312
Construcciones de bienes de dominio privado	2.386.896.312
TOTAL GASTOS	**43.040.793.789**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119229	Otorgamiento de las prestaciones dinerarias a largo y corto plazo e incorporación progresiva de ciudadanas y ciudadanos al sistema de seguridad social.	Beneficiario	1.961.522	1.350.249	3.311.771	1.046.352.685	20.985.921.251			22.032.273.936
119243	Fortalecimiento del servicio de asistencia médica integral de manera universal, solidaria y gratuita.	Paciente Atendido	10.350.007	6.895.903	17.245.910	15.953.263.465	1.534.877.524			17.488.140.989
TOTAL						16.999.616.150	22.520.798.775			39.520.414.925

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	7.553.943	243.742.194			251.296.137
02	Gestión administrativa	1.589.060.777				1.589.060.777
03	Previsión y protección social	1.587.187.102				1.587.187.102
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	92.834.848				92.834.848
TOTAL		3.276.636.670	243.742.194			3.520.378.864

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**39.401**	**12.974**		**52.375**	**1.583.792.590**	**93.908.587**	**1.677.701.177**
Alto Nivel y de Dirección	121	82		203	6.573.358	573.954	7.147.312
Directivo	559	290		849	27.482.232	2.399.779	29.882.011
Profesional y Técnico	20.576	3.756		24.332	787.649.156	68.778.041	856.427.197
Personal Administrativo	6.018	1.789		7.807	252.689.681	22.065.560	274.755.241
Personal Médico	5.349	3.071		8.420	272.584.579		272.584.579
Obrero	6.778	3.986		10.764	236.813.584	91.253	236.904.837
Personal Contratado	**1.234**	**972**		**2.206**	**76.787.639**		**76.787.639**
Profesional y Técnico	641	584		1.225	42.676.496		42.676.496
Personal Administrativo	303	260		563	19.572.583		19.572.583
Personal Médico	290	128		418	14.538.560		14.538.560
TOTAL	**40.635**	**13.946**		**54.581**	**1.660.580.229**	**93.908.587**	**1.754.488.816**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1.874**	**803**	**2.677**	**73.608.521**
Médicos	244	105	349	9.569.108
Obreros	731	313	1.044	28.707.323
Empleados	899	385	1.284	35.332.090
Jubilados	**26.406**	**10.268**	**36.674**	**1.249.155.944**
Médicos	3.433	1.334	4.767	162.390.273
Obreros	10.298	4.005	14.303	487.170.818
Empleados	12.675	4.929	17.604	599.594.853
TOTAL	**28.280**	**11.071**	**39.351**	**1.322.764.465**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	6.853.386.517
4.02	Materiales, suministros y mercancías	7.931.398.395
4.03	Servicios no personales	2.531.692.219
4.04	Activos reales	2.386.896.312
4.07	Transferencias y donaciones	23.337.420.346
	TOTAL	**43.040.793.789**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**43.040.793.789**
INGRESOS CORRIENTES ORDINARIOS	43.040.793.789
INGRESOS NO TRIBUTARIOS	20.276.252.820
Ingresos por aportes y contribuciones a la seguridad social	20.276.252.820
TRANSFERENCIAS CORRIENTES	22.764.540.969
Transferencias corrientes del sector público	22.764.540.969
Transferencias corrientes internas recibidas del sector público	22.764.540.969
De la República	22.764.540.969
Recursos Ordinarios	18.764.540.969
Gestión Fiscal	4.000.000.000
1.2 GASTOS CORRIENTES	**40.653.897.477**
GASTOS DE CONSUMO	17.316.477.131
Remuneraciones	6.853.386.517
Sueldos, salarios y otras retribuciones	6.853.386.517
Compra de bienes y servicios	10.463.090.614
Bienes de consumo	7.931.398.395
Servicios no personales	2.531.692.219
TRANSFERENCIAS Y DONACIONES CORRIENTES	23.337.420.346
Al sector privado	23.337.420.346
Transferencias corrientes al sector privado	23.337.420.346
Directas a personas	23.337.420.346
Pensiones y otros beneficios asociados	23.337.420.346
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.386.896.312**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.386.896.312**
RECURSOS PROPIOS DE CAPITAL	2.386.896.312
Ahorro en cuenta corriente	2.386.896.312
2.2 GASTOS DE CAPITAL	**2.386.896.312**
INVERSIÓN REAL DIRECTA	2.386.896.312
Formación bruta de capital fijo	2.386.896.312
Construcciones de bienes de dominio privado	2.386.896.312
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0176

Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)

INSTITUTO NACIONAL DE PREVENCIÓN, SALUD Y SEGURIDAD LABORALES (INPSASEL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Nacional de Prevención, Salud y Seguridad Laborales (Inpsasel) como institución rectora en la gestión de la política de Seguridad y Salud en el Trabajo, continúa el avance hacia la construcción de la cultura de la prevención de riesgos y procesos peligrosos en los centros de trabajo, para establecer los mecanismos de defensa de la vida y la salud de las trabajadoras y los trabajadores, fijando su acción en los aspectos formativos, investigativos, reguladores y preventivos; facilitando la acción orgánica de los mismos en sus espacios laborales, como una contribución al logro de la máxima imperativa expuesta en la Constitución de la República Bolivariana de Venezuela la cual insta al alcance de la Suprema Felicidad Social.

En el marco de este propósito, la misión del Instituto se orienta a la constitución y gestión del régimen prestacional de seguridad y salud en el trabajo. Por lo tanto, su visión estará orientada a ser un instrumento científico-técnico y político para la transformación de las condiciones concretas del desarrollo de la acción productiva de los trabajadores y las trabajadoras, garantizando que se desarrollen en un ambiente de salud y seguridad que posibiliten el pleno desarrollo de sus facultades físicas y mentales.

Dentro de este orden de ideas, la política presupuestaria de la Institución se desarrolla a través de su proyecto medular y sus acciones centralizadas siguientes:

- **Proyecto I:** Fortalecimiento de la cultura socialista de prevención para la transformación de las condiciones de salud y seguridad en el trabajo, se encuentra estructurado en cinco acciones específicas y tiene como objetivo "Garantizar los derechos de salud y seguridad laborales de los trabajadores y las trabajadoras, estableciendo una cultura socialista que involucre la gestión de salud y seguridad en el trabajo".

En base a este proyecto, los recursos presupuestados asciende a la cantidad de Trescientos Setenta Y Ocho Millones Quinientos Setenta Mil Trescientos Setenta Bolívares sin céntimos (Bs. 378.570.370,00), de los cuales la cantidad de Doscientos Sesenta y Tres Millones Doscientos Cuarenta y Nueve Mil Doscientos Sesenta Bolívares sin céntimos (Bs. 263.249.260.00) corresponde al Proyecto I, y Ciento Quince Millones Trescientos Veintiún Mil Ciento Once Bolívares sin céntimos (Bs. 115.321.110,00) para las Acciones Centralizadas, distribuidos como se refleja a continuación:

- En la Partida 4.01 "Gastos de Personal" fueron asignados los créditos por la cantidad de Trescientos Once Millones Ciento Setenta Y Cuatro Mil Trescientos Ochenta y Cuatro Bolívares sin céntimos (Bs. 311.174.384,00), a los fines de financiar los sueldos, salarios, compensaciones, primas de profesionalización, complementos de sueldos y salarios (bono vacacional al personal empleado y obrero), Así como cumplir cabalmente con las cláusulas del Contrato Colectivo.
- En la Partida 4.02 "Materiales, Suministros y Mercancías" fueron asignados los créditos por la cantidad de Trece Millones Setecientos Sesenta y Dos Mil Bolívares sin céntimos (Bs. 13.762.000,00), a los fines de financiar los gastos básicos de funcionamiento de proyectos y acciones centralizadas, tales como alimentación y bebidas para personas, materiales de oficina, materiales plásticos, metálicos, etc., y todo tipo de materiales y suministros necesarios para el funcionamiento de la institución.
- En la Partida 4.03 "Servicios no Personales" fueron asignados los créditos por la cantidad de Cuarenta y Tres Millones Seiscientos Diez Mil Seiscientos Ochenta y Cuatro Bolívares sin Céntimos (Bs. 43.610.684,00), a los fines de garantizar los servicios básicos, cancelación de prima de seguros, viáticos nacionales e internacionales, IVA, así como reparaciones menores de infraestructura, vehículos automotores y bienes muebles diversos.
- En la Partida 4.04 "Activos Reales" fueron asignados los créditos por la cantidad de Nueve Millones Cuatrocientos Veinticuatro Mil Veinte Bolívares sin céntimos (Bs. 9.424.020,00), a los fines de garantizar los recursos mínimos en cuanto a: adquisiciones de diversos activos, reparaciones mayores de equipos de transporte, tracción y elevación, equipos médicos quirúrgicos y equipos de enseñanza.
- En la Partida 4.07 "Transferencias y Donaciones" fueron asignados los créditos por la cantidad de Quinientos Noventa y Nueve Mil Doscientos Ochenta y Dos Bolívares sin Céntimos (Bs. 599.282,00), a los fines de garantizar los recursos mínimos en cuanto a alguna Donación o Transferencia de carácter social al pueblo soberano, así como el pago de los beneficios de Pensionados y Jubilados de la Institución.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**378.570.370**
INGRESOS CORRIENTES ORDINARIOS	378.570.370
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.499.999
Venta de otros bienes y servicios	2.499.999
TRANSFERENCIAS CORRIENTES	376.070.371
Transferencias corrientes del sector público	376.070.371
Transferencias corrientes internas recibidas del sector público	376.070.371
De la República	376.070.371
TOTAL RECURSOS	**378.570.370**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**369.146.350**
GASTOS DE CONSUMO	368.547.068
Remuneraciones	311.174.384
Sueldos, salarios y otras retribuciones	46.914.826
Beneficios y complementos de sueldos y salarios	149.225.643
Aportes patronales	15.064.826
Prestaciones sociales y otras indemnizaciones	27.673.931
Asistencia socioeconómica	72.295.158
Compra de bienes y servicios	57.372.684
Bienes de consumo	13.762.000
Servicios no personales	43.610.684
TRANSFERENCIAS Y DONACIONES CORRIENTES	599.282
Al sector privado	599.282
Transferencias corrientes al sector privado	349.282
Directas a personas	349.282
Pensiones y otros beneficios asociados	88.288
Jubilaciones y otros beneficios asociados	260.994
Donaciones corrientes al sector privado	250.000
Donaciones a personas	250.000
GASTOS DE CAPITAL	**9.424.020**
INVERSIÓN REAL DIRECTA	9.424.020
Formación bruta de capital fijo	9.424.020
Edificios e instalaciones	2.500.000
Maquinaria, equipos y otros bienes muebles	6.924.020
TOTAL GASTOS	**378.570.370**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119215	Fortalecimiento de la cultura socialista de prevención para la transformación de las condiciones de salud y seguridad en el trabajo	Atención Realizada			96.100		263.249.260			263.249.260
TOTAL							263.249.260			263.249.260

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		96.030.943			96.030.943
02	Gestión administrativa	2.499.999	16.290.886			18.790.885
03	Previsión y protección social		349.282			349.282
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		150.000			150.000
TOTAL		2.499.999	112.821.111			115.321.110

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**592**	**581**	**275**	**1.448**	**40.851.638**	**18.001.106**	**58.852.744**
Alto Nivel y de Dirección	46	55	57	158	3.882.097	857.888	4.739.985
Profesional y Técnico	391	236	155	782	22.195.388	10.605.686	32.801.074
Personal Administrativo	82	73	10	165	4.128.737	1.788.633	5.917.370
Personal Médico	18	9	32	59	3.361.368	652.994	4.014.362
Obrero	55	208	21	284	7.284.048	4.095.905	11.379.953
Personal Contratado	**81**	**54**		**135**	**5.663.189**		**5.663.189**
Profesional y Técnico	81	54		135	5.663.189		5.663.189
TOTAL	**673**	**635**	**275**	**1.583**	**46.514.827**	**18.001.106**	**64.515.933**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados		**1**	**1**	**88.288**
Empleados		1	1	88.288
Jubilados	**3**		**3**	**260.994**
Alto Nivel y de Dirección	2		2	172.706
Empleados	1		1	88.288
TOTAL	**3**	**1**	**4**	**349.282**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	311.174.384
4.02	Materiales, suministros y mercancías	13.762.000
4.03	Servicios no personales	43.610.684
4.04	Activos reales	9.424.020
4.07	Transferencias y donaciones	599.282
	TOTAL	**378.570.370**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**378.570.370**
INGRESOS CORRIENTES ORDINARIOS	378.570.370
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.499.999
Venta de otros bienes y servicios	2.499.999
TRANSFERENCIAS CORRIENTES	376.070.371
Transferencias corrientes del sector público	376.070.371
Transferencias corrientes internas recibidas del sector público	376.070.371
De la República	376.070.371
Recursos Ordinarios	376.070.371
1.2 GASTOS CORRIENTES	**369.146.350**
GASTOS DE CONSUMO	368.547.068
Remuneraciones	311.174.384
Sueldos, salarios y otras retribuciones	46.914.826
Beneficios y complementos de sueldos y salarios	149.225.643
Aportes patronales	15.064.826
Prestaciones sociales y otras indemnizaciones	27.673.931
Asistencia socioeconómica	72.295.158
Compra de bienes y servicios	57.372.684
Bienes de consumo	13.762.000
Servicios no personales	43.610.684
TRANSFERENCIAS Y DONACIONES CORRIENTES	599.282
Al sector privado	599.282
Transferencias corrientes al sector privado	349.282
Directas a personas	349.282
Pensiones y otros beneficios asociados	88.288
Jubilaciones y otros beneficios asociados	260.994
Donaciones corrientes al sector privado	250.000
Donaciones a personas	250.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**9.424.020**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**9.424.020**
RECURSOS PROPIOS DE CAPITAL	9.424.020
Ahorro en cuenta corriente	9.424.020
2.2 GASTOS DE CAPITAL	**9.424.020**
INVERSIÓN REAL DIRECTA	9.424.020
Formación bruta de capital fijo	9.424.020
Edificios e instalaciones	2.500.000
Maquinaria, equipos y otros bienes muebles	6.924.020
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0250

Tesorería de Seguridad Social

TESORERÍA DE SEGURIDAD SOCIAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

DESCRIPCION:

La Tesorería de Seguridad Social, tiene como finalidad la recaudación, distribución e inversión de los recursos financieros del Sistema de Seguridad Social, con el objetivo de garantizar la sustentación parafiscal y la operatividad del mismo, así como la gestión del Sistema de Información de Seguridad Social, para el registro, afiliación e identificación de las personas sujetas a la Ley de Reforma Parcial del Decreto N° 6.243, con Rango, Valor y Fuerza de Ley Orgánica del Sistema de Seguridad Social, publicado en la Gaceta Oficial Nro. 39.912 del 30.04.2012, todo enmarcado dentro de lo establecido en la Constitución de la República Bolivariana de Venezuela, el Decreto con Fuerza de Ley Orgánica de Planificación y siguiendo los Lineamientos Generales del Plan Nacional de Desarrollo Económico y Social de la Nación 2007 – 2013.

Para la eficiente administración de los recursos provenientes de Ejecutivo Nacional y para el logro de las metas planteadas la Tesorería formula el presupuesto de la siguiente forma:

POLITICA DE FINANCIAMIENTO:

	Monto Bs.
- Recursos Ordinarios Aporte del Ejecutivo Nacional	3.634.498
- Intereses por depósitos	489.839.000
- Recursos de capital	464.612
Total	**493.938.110**

Los recursos estimados financiarán una estructura presupuestaria, constituida por los siguientes gastos:

POLITICA DE GASTOS:

	Monto Bs.
401 - Gastos de Personal	20.593.031
402 - Materiales y Suministros	2.520.675
403 - Servicios no Personales	5.707.094
404 - Activos Reales	3.281.040
407 - Transferencias y Donaciones	461.371.658
408 - Otros Gastos	464.612
Total	**493.938.110**

Bajo las líneas del Plan Desarrollo Económico y Social 2007 – 2013, se formulan los Proyectos y Acciones Centralizadas de la siguiente manera:

- PROYECTO 01: Recaudación, afiliación e inversión de los aportes patronales y contribuciones de los trabajadores y trabajadoras de la administración pública nacional, de los estados y de los municipios, asumidos por la Tesorería de Seguridad Social. Bs 471.017.090.
- PROYECTO 02: Diseño del Sistema de Información de Seguridad Social y optimización de la actual plataforma tecnológica de la Tesorería de Seguridad Social. Bs. 3.634.498.
- Las Acciones Centralizadas, tendrán como propósito principal apoyar los gastos de funcionamiento de la Tesorería y fueron estimadas en Bs. 19.286.522.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**493.473.498**
INGRESOS CORRIENTES ORDINARIOS	493.473.498
INGRESOS DE LA PROPIEDAD	489.839.000
Intereses	489.839.000
Intereses internos	489.839.000
Intereses por depósitos	489.839.000
TRANSFERENCIAS CORRIENTES	3.634.498
Transferencias corrientes del sector público	3.634.498
Transferencias corrientes internas recibidas del sector público	3.634.498
De la República	3.634.498
INGRESOS DE CAPITAL	**464.612**
RECURSOS PROPIOS DE CAPITAL	464.612
Incremento de la depreciación y amortización acumuladas	464.612
TOTAL RECURSOS	**493.938.110**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**490.657.070**
GASTOS DE CONSUMO	29.285.412
Remuneraciones	20.593.031
Sueldos, salarios y otras retribuciones	4.262.054
Beneficios y complementos de sueldos y salarios	11.991.083
Aportes patronales	892.108
Prestaciones sociales y otras indemnizaciones	1.012.633
Asistencia socioeconómica	2.435.153
Compra de bienes y servicios	8.227.769
Bienes de consumo	2.520.675
Servicios no personales	5.707.094
Depreciación y amortización	464.612
TRANSFERENCIAS Y DONACIONES CORRIENTES	461.371.658
Al sector privado	461.371.658
Transferencias corrientes al sector privado	461.371.658
Directas a personas	461.371.658
Jubilaciones y otros beneficios asociados	461.371.658
GASTOS DE CAPITAL	**3.281.040**
INVERSIÓN REAL DIRECTA	3.281.040
Formación bruta de capital fijo	3.281.040
Edificios e instalaciones	346.241
Maquinaria, equipos y otros bienes muebles	2.934.799
TOTAL GASTOS	**493.938.110**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119207	Recaudación, afiliación e inversión de los aportes patronales y contribuciones de los trabajadores y trabajadoras de la Administración Pública Nacional, de los Estados y de los Municipios, asumidos por la Tesoreria de Seguridad Social.	Persona			831.739	471.017.090				471.017.090
119223	Diseño del Sistema de Información de Seguridad Social y optimización de la actual plataforma tecnológica de la Tesoreria de Seguridad Social.	Persona			831.739		3.634.498			3.634.498
TOTAL						**471.017.090**	**3.634.498**			**474.651.588**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	11.470.743				11.470.743
02	Gestión administrativa	7.038.878				7.038.878
03	Previsión y protección social	776.901				776.901
TOTAL		**19.286.522**				**19.286.522**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**6**	12	**9**	27	**586.317**	2.025	**588.342**
Alto Nivel y de Dirección	5	12	9	26	556.344		556.344
Profesional y Técnico	1			1	29.973	2.025	31.998
Personal Contratado	**39**	**44**	**64**	147	**3.675.737**		**3.675.737**
Profesional y Técnico	23	20	59	102	2.618.246		2.618.246
Personal Administrativo	12	12		24	541.516		541.516
Obrero	4	12	5	21	515.975		515.975
TOTAL	**45**	**56**	73	**174**	**4.262.054**	**2.025**	**4.264.079**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**5**	2	7	**214.990**
Obreros	1		1	30.713
Empleados	4	2	6	184.277
Jubilados	**11**	7	**18**	**561.911**
Empleados	10	7	17	531.199
Docentes	1		1	30.712
TOTAL	**16**	**9**	**25**	**776.901**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	20.593.031
4.02	Materiales, suministros y mercancías	2.520.675
4.03	Servicios no personales	5.707.094
4.04	Activos reales	3.281.040
4.07	Transferencias y donaciones	461.371.658
4.08	Otros gastos	464.612
	TOTAL	**493.938.110**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**493.473.498**
INGRESOS CORRIENTES ORDINARIOS	493.473.498
INGRESOS DE LA PROPIEDAD	489.839.000
Intereses	489.839.000
Intereses internos	489.839.000
Intereses por depósitos	489.839.000
TRANSFERENCIAS CORRIENTES	3.634.498
Transferencias corrientes del sector público	3.634.498
Transferencias corrientes internas recibidas del sector público	3.634.498
De la República	3.634.498
Recursos Ordinarios	3.634.498
1.2 GASTOS CORRIENTES	**490.657.070**
GASTOS DE CONSUMO	29.285.412
Remuneraciones	20.593.031
Sueldos, salarios y otras retribuciones	4.262.054
Beneficios y complementos de sueldos y salarios	11.991.083
Aportes patronales	892.108
Prestaciones sociales y otras indemnizaciones	1.012.633
Asistencia socioeconómica	2.435.153
Compra de bienes y servicios	8.227.769
Bienes de consumo	2.520.675
Servicios no personales	5.707.094
Depreciación y amortización	464.612
TRANSFERENCIAS Y DONACIONES CORRIENTES	461.371.658
Al sector privado	461.371.658
Transferencias corrientes al sector privado	461.371.658
Directas a personas	461.371.658
Jubilaciones y otros beneficios asociados	461.371.658
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.816.428**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.281.040**
RECURSOS PROPIOS DE CAPITAL	3.281.040
Ahorro en cuenta corriente	2.816.428
Incremento de la depreciación y amortización acumuladas	464.612
2.2 GASTOS DE CAPITAL	**3.281.040**
INVERSIÓN REAL DIRECTA	3.281.040
Formación bruta de capital fijo	3.281.040
Edificios e instalaciones	346.241
Maquinaria, equipos y otros bienes muebles	2.934.799
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

17
Ministerio del Poder Popular para el Ambiente

Ministerio del Poder Popular para el Ambiente

A0052 Instituto Nacional de Parques (INPARQUES)
A0064 Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)
A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)
A0103 Fundación Instituto Forestal Latinoamericano
A0324 Fundación de Educación Ambiental
A0343 Fundación Laboratorio Nacional de Hidráulica
A0354 Fundación Nacional de Parques Zoológicos y Acuarios
A0909 Instituto Geográfico de Venezuela "Simón Bolívar"
A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)

A0052

Instituto Nacional de Parques (INPARQUES)

INSTITUTO NACIONAL DE PARQUES (INPARQUES)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

En el año 2013 Inparques se propone masificar el acceso y disfrute de los parques para toda la población, creando conciencia acerca de la necesidad de proteger el ambiente natural. A su vez, espera mejorar las condiciones de la infraestructura existente en los parques para reflejar a través de éstos el concepto cotidiano del buen vivir. Asimismo, prevé desarrollar en los parques una programación recreativa y formativa de carácter permanente para la atención de la población en general. De igual manera impulsará el trabajo para la conformación y articulación de los movimientos sociales con las comunidades a partir de las políticas desarrolladas desde la institución y establecerá una política de protección y divulgación científica de las especies que se encuentran en nuestros parques como parte de la soberanía nacional.

El Presupuesto de Ingresos y Gastos para el ejercicio fiscal 2013, asciende a la cantidad de Bs. 240.283.544, de los cuales Bs. 138.856.127 se destinarán a la ejecución de proyectos y Bs. 101.427.417 se orientarán a las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**238.463.544**
INGRESOS CORRIENTES ORDINARIOS	233.478.257
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	33.478.257
Venta de otros bienes y servicios	33.478.257
TRANSFERENCIAS CORRIENTES	200.000.000
Transferencias corrientes del sector público	200.000.000
Transferencias corrientes internas recibidas del sector público	200.000.000
De la República	200.000.000
INGRESOS CORRIENTES EXTRAORDINARIOS	4.985.287
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.985.287
Transferencias y donaciones corrientes recibidas del sector externo	4.985.287
Transferencias corrientes recibidas del exterior	4.985.287
De organismos internacionales	4.985.287
INGRESOS DE CAPITAL	**320.000**
RECURSOS PROPIOS DE CAPITAL	320.000
Incremento de la depreciación y amortización acumuladas	320.000
FUENTES DE FINANCIAMIENTO	**1.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.500.000
Disminución de otros activos financieros	1.500.000
Disminución de disponibilidades	1.500.000
Disminución de bancos	1.500.000
TOTAL RECURSOS	**240.283.544**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**234.998.367**
GASTOS DE CONSUMO	225.150.716
Remuneraciones	164.911.572
Sueldos, salarios y otras retribuciones	35.104.492
Beneficios y complementos de sueldos y salarios	68.420.782
Aportes patronales	7.649.905
Prestaciones sociales y otras indemnizaciones	18.988.355
Asistencia socioeconómica	34.748.038
Compra de bienes y servicios	59.919.144
Bienes de consumo	18.443.049
Servicios no personales	41.476.095
Depreciación y amortización	320.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	9.847.651
Al sector privado	9.847.651
Transferencias corrientes al sector privado	9.847.651
Directas a personas	9.847.651
Pensiones y otros beneficios asociados	1.268.482
Jubilaciones y otros beneficios asociados	8.579.169
GASTOS DE CAPITAL	**3.682.650**
INVERSIÓN REAL DIRECTA	3.682.650
Formación bruta de capital fijo	3.266.232
Edificios e instalaciones	3.266.232
Bienes intangibles	416.418
APLICACIONES FINANCIERAS	**1.602.527**
DISMINUCIÓN DE PASIVOS	1.602.527
Disminución de cuentas y efectos por pagar	1.602.527
Disminución de cuentas y efectos por pagar a corto plazo	1.554.565
Disminución de aportes patronales y retenciones laborales por pagar	492.387
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	137.936
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	39.383

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	23.995
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	34.786
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	256.287
Disminución cuentas por pagar a contratistas a corto plazo	1.062.178
Disminución de otras cuentas y efectos por pagar	47.962
Disminución de otras cuentas por pagar a corto plazo	47.962
TOTAL GASTOS	**240.283.544**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
111125	Fortalecimiento de la sostenibilidad financiera y la eficacia operacional del sistema de parques de Venezuela Convenio PNUD - INPARQUES	01-07-2010	31-12-2014	7.485.870	4.985.287	18.313.308		30.784.465
TOTAL				**7.485.870**	**4.985.287**	**18.313.308**		**30.784.465**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
111125	Fortalecimiento de la sostenibilidad financiera y la eficacia operacional del Sistema de Parques de Venezuela Convenio PNUD - INPARQUES	Plan			1				4.985.287	4.985.287
118885	Fortalecimiento integral del Sistema de Parques Nacionales y Monumentos Naturales enmarcados en las políticas del vivir bien	Plan			1	4.409.607	60.964.978			65.374.585
118886	Programa de mantenimiento y vigilancia de Parques de Recreación y Áreas Recreativas	Hectárea			6.476	19.964.944	27.865.806			47.830.750
118924	Programa integral de recreación y educación ambiental enmarcado en las políticas del vivir bien	Persona Atendida	2.255.400	2.756.600	5.012.000	4.405.013	186.123			4.591.136
118957	Protección contra incendios forestales y otros eventos generadores de daños en el Sistema Nacional de Parques	Plan			1	1.135.084	8.778.044			9.913.128
119012	Gestión integral de infraestructura para el desarrollo funcional y operativo en los Parques de Recreación, Parques Nacionales y Monumentos Naturales	Metro Cuadrado			27.326	3.956.192	2.205.049			6.161.241
TOTAL						**33.870.840**	**100.000.000**		**4.985.287**	**138.856.127**

RESUMEN DE ACCIONES CENTRALIZADADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		66.084.853			66.084.853
02	Gestión administrativa	1.427.417	24.067.496			25.494.913
03	Previsión y protección social		9.847.651			9.847.651
	TOTAL	1.427.417	100.000.000			101.427.417

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**353**	**1.040**	**173**	**1.566**	**20.516.901**	**3.846.303**	**24.363.204**
Alto Nivel y de Dirección	1			1	12.286		12.286
Directivo	32	47	17	96	1.179.456		1.179.456
Profesional y Técnico	68	72	45	185	2.616.255	702.145	3.318.400
Personal Administrativo	49	10	71	130	1.603.578	272.694	1.876.272
Obrero	203	911	40	1.154	15.105.326	2.871.464	17.976.790
Personal Contratado	**274**	**386**		**660**	**14.309.578**		**14.309.578**
Directivo	15	25		40	1.630.454		1.630.454
Profesional y Técnico	120	112		232	5.705.721		5.705.721
Personal Administrativo	113	131		244	4.315.057		4.315.057
Personal Médico	2			2	41.286		41.286
Obrero	24	118		142	2.617.060		2.617.060
TOTAL	**627**	**1.426**	**173**	**2.226**	**34.826.479**	**3.846.303**	**38.672.782**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**46**	**7**	**53**	**1.268.482**
Obreros	14		14	354.656
Empleados	32	7	39	913.826
Jubilados	**92**	**222**	**314**	**8.579.169**
Obreros	30	169	199	5.499.083
Empleados	62	53	115	3.080.086
TOTAL	**138**	**229**	**367**	**9.847.651**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	164.911.572
4.02	Materiales, suministros y mercancías	18.443.049
4.03	Servicios no personales	41.476.095
4.04	Activos reales	3.682.650
4.07	Transferencias y donaciones	9.847.651
4.08	Otros gastos	320.000
4.11	Disminución de pasivos	1.602.527
	TOTAL	**240.283.544**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**238.463.544**
INGRESOS CORRIENTES ORDINARIOS	233.478.257
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	33.478.257
Venta de otros bienes y servicios	33.478.257
TRANSFERENCIAS CORRIENTES	200.000.000
Transferencias corrientes del sector público	200.000.000
Transferencias corrientes internas recibidas del sector público	200.000.000
De la República	200.000.000
Ministerio del Poder Popular para el Ambiente	200.000.000
Recursos Ordinarios	200.000.000
INGRESOS CORRIENTES EXTRAORDINARIOS	4.985.287
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.985.287
Transferencias y donaciones corrientes recibidas del sector externo	4.985.287
Transferencias corrientes recibidas del exterior	4.985.287
De organismos internacionales	4.985.287

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1.2 GASTOS CORRIENTES	**234.998.367**
GASTOS DE CONSUMO	225.150.716
Remuneraciones	164.911.572
Sueldos, salarios y otras retribuciones	35.104.492
Beneficios y complementos de sueldos y salarios	68.420.782
Aportes patronales	7.649.905
Prestaciones sociales y otras indemnizaciones	18.988.355
Asistencia socioeconómica	34.748.038
Compra de bienes y servicios	59.919.144
Bienes de consumo	18.443.049
Servicios no personales	41.476.095
Depreciación y amortización	320.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	9.847.651
Al sector privado	9.847.651
Transferencias corrientes al sector privado	9.847.651
Directas a personas	9.847.651
Pensiones y otros beneficios asociados	1.268.482
Jubilaciones y otros beneficios asociados	8.579.169
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.465.177**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.785.177**
RECURSOS PROPIOS DE CAPITAL	3.785.177
Ahorro/ Desahorro en cuenta corriente	3.465.177
Incremento de la depreciación y amortización acumuladas	320.000
2.2 GASTOS DE CAPITAL	**3.682.650**
INVERSIÓN REAL DIRECTA	3.682.650
Formación bruta de capital fijo	3.266.232
Edificios e instalaciones	3.266.232
Bienes intangibles	416.418
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**102.527**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	1.602.527
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.500.000
Disminución de otros activos financieros	1.500.000
Disminución de disponibilidades	1.500.000
Disminución de bancos	1.500.000
SUPERÁVIT FINANCIERO	102.527
3.2 APLICACIONES FINANCIERAS	1.602.527
DISMINUCIÓN DE PASIVOS	1.602.527
Disminución de cuentas y efectos por pagar	1.602.527
Disminución de cuentas y efectos por pagar a corto plazo	1.554.565
Disminución de aportes patronales y retenciones laborales por pagar	492.387
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	137.936
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	39.383
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	23.995
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	34.786
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	256.287
Disminución cuentas por pagar a contratistas a corto plazo	1.062.178
Disminución de otras cuentas y efectos por pagar	47.962
Disminución de otras cuentas por pagar a corto plazo	47.962

A0064

Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)

INSTITUTO PARA EL CONTROL Y LA CONSERVACIÓN DEL LAGO DE MARACAIBO Y SU CUENCA HIDROGRÁFICA (ICLAM)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

En el año 2013 ejecutará las acciones propias del proyecto "Recuperación integral y progresiva de los recursos naturales del sistema Lago-Cuenca de Maracaibo", donde desempeñan un rol importante las comunidades y el enriquecimiento mutuo que se obtiene de las experiencias compartidas.

Lo anterior, conlleva a la capacitación de grupos de voluntarios y comunidades organizadas, a través de los consejos comunales establecidos en la cuenca del lago de Maracaibo, a objeto de desarrollar las estrategias comunicacionales y educativas efectivas que son dirigidas a la sensibilización de la población sobre el impacto nocivo de la contaminación y el deterioro ambiental; así como la implementación de técnicas instruccionales para la participación adecuada en la gestión ambiental.

Asimismo, se mantendrá la actividad de monitoreo del lago (agua, sedimento, biota y aire), y de manera focalizada, en las áreas donde están ubicados los balnearios, para determinar su condición de "aptos o no aptos" como recursos turísticos recreacionales para el disfrute de la población. Este accionar cobra significación en la definición de situaciones propias de la presencia de lemna en las costas del lago, en tanto que permite la observación de su desarrollo y la recolección de la misma; además de abordar los efectos negativos que causa en las poblaciones allí asentadas.

El Presupuesto de Ingresos y Gastos para el ejercicio económico-financiero 2013, asciende a Bs. 107.980.115, distribuidos de la siguiente manera: Bs. 42.473.544 para las acciones centralizadas y Bs. 65.506.571 para el proyecto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**107.790.313**
INGRESOS CORRIENTES ORDINARIOS	107.790.313
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	67.790.313
Venta de otros bienes y servicios	67.790.313
TRANSFERENCIAS CORRIENTES	40.000.000
Transferencias corrientes del sector público	40.000.000
Transferencias corrientes internas recibidas del sector público	40.000.000
De la República	40.000.000
INGRESOS DE CAPITAL	**189.802**
RECURSOS PROPIOS DE CAPITAL	189.802
Incremento de la depreciación y amortización acumuladas	189.802
TOTAL RECURSOS	**107.980.115**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**105.379.475**
GASTOS DE CONSUMO	99.759.245
Remuneraciones	89.291.948
Sueldos, salarios y otras retribuciones	9.948.748
Beneficios y complementos de sueldos y salarios	43.986.526
Aportes patronales	4.733.795
Prestaciones sociales y otras indemnizaciones	10.506.452
Asistencia socioeconómica	20.116.427
Compra de bienes y servicios	10.277.495
Bienes de consumo	2.871.927
Servicios no personales	7.405.568
Depreciación y amortización	189.802
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.620.230
Al sector privado	5.620.230
Transferencias corrientes al sector privado	5.620.230
Directas a personas	5.380.230
Pensiones y otros beneficios asociados	809.701
Jubilaciones y otros beneficios asociados	4.570.529
Transferencias corrientes a Consejos Comunales	240.000
GASTOS DE CAPITAL	**2.600.640**
INVERSIÓN REAL DIRECTA	2.600.640
Formación bruta de capital fijo	2.600.640
Maquinaria, equipos y otros bienes muebles	2.600.640
TOTAL GASTOS	**107.980.115**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118328	Recuperación Integral y Progresiva de los Recursos Naturales del Sistema Lago-Cuenca de Maracaibo	Evaluación			2.490	45.506.571	20.000.000			65.506.571
TOTAL						45.506.571	20.000.000			65.506.571

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	22.287.486	9.325.994			31.613.480
02	Gestión administrativa	186.058	5.293.776			5.479.834
03	Previsión y protección social		5.380.230			5.380.230
TOTAL		22.473.544	20.000.000			42.473.544

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**126**	**140**		**266**	**7.273.812**	**5.991.876**	**13.265.688**
Alto Nivel y de Dirección		2		2	49.152		49.152
Directivo	17	14		31	767.352		767.352
Profesional y Técnico	75	85		160	4.600.740	4.664.052	9.264.792
Personal Administrativo	26	5		31	770.136	509.556	1.279.692
Obrero	8	34		42	1.086.432	818.268	1.904.700
Personal Contratado	**66**	**28**		**94**	**2.641.236**		**2.641.236**
Profesional y Técnico	59	22		81	2.312.628		2.312.628
Personal Administrativo	7	6		13	328.608		328.608
TOTAL	**192**	**168**		**360**	**9.915.048**	**5.991.876**	**15.906.924**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**8**	**1**	**9**	**809.701**
Alto Nivel y de Dirección		1	1	145.850
Obreros	1		1	71.810
Empleados	7		7	592.041
Jubilados	**21**	**19**	**40**	**4.570.529**
Alto Nivel y de Dirección	5	2	7	662.381
Obreros	1	2	3	289.537
Empleados	15	15	30	3.618.611
TOTAL	**29**	**20**	**49**	**5.380.230**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	89.291.948
4.02	Materiales, suministros y mercancías	2.871.927
4.03	Servicios no personales	7.405.568
4.04	Activos reales	2.600.640
4.07	Transferencias y donaciones	5.620.230
4.08	Otros gastos	189.802
	TOTAL	**107.980.115**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**107.790.313**
INGRESOS CORRIENTES ORDINARIOS	107.790.313
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	67.790.313
Venta de otros bienes y servicios	67.790.313
TRANSFERENCIAS CORRIENTES	40.000.000
Transferencias corrientes del sector público	40.000.000
Transferencias corrientes internas recibidas del sector público	40.000.000
De la República	40.000.000
Ministerio del Poder Popular para el Ambiente	40.000.000
Recursos Ordinarios	40.000.000
1.2 GASTOS CORRIENTES	**105.379.475**
GASTOS DE CONSUMO	99.759.245
Remuneraciones	89.291.948
Sueldos, salarios y otras retribuciones	9.948.748
Beneficios y complementos de sueldos y salarios	43.986.526
Aportes patronales	4.733.795
Prestaciones sociales y otras indemnizaciones	10.506.452
Asistencia socioeconómica	20.116.427
Compra de bienes y servicios	10.277.495
Bienes de consumo	2.871.927
Servicios no personales	7.405.568
Depreciación y amortización	189.802
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.620.230
Al sector privado	5.620.230
Transferencias corrientes al sector privado	5.620.230
Directas a personas	5.380.230
Pensiones y otros beneficios asociados	809.701
Jubilaciones y otros beneficios asociados	4.570.529
Transferencias corrientes a Consejos Comunales	240.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.410.838**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.600.640**
RECURSOS PROPIOS DE CAPITAL	2.600.640
Ahorro/ Desahorro en cuenta corriente	2.410.838
Incremento de la depreciación y amortización acumuladas	189.802
2.2 GASTOS DE CAPITAL	**2.600.640**
INVERSIÓN REAL DIRECTA	2.600.640
Formación bruta de capital fijo	2.600.640
Maquinaria, equipos y otros bienes muebles	2.600.640
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0069

Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)

SERVICIO AUTÓNOMO SERVICIOS AMBIENTALES DEL MINISTERIO DEL AMBIENTE Y DE LOS RECURSOS NATURALES (SAMARN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Servicio Autónomo continuará realizando las actividades destinadas a la generación y captación de recursos financieros provenientes de la prestación de servicios ambientales, generados por las distintas direcciones que conforman el Ministerio del Poder Popular para el Ambiente; además de administrar los contratos, convenios y actas de su competencia celebrados por el Ministerio de adscripción con instituciones públicas, privadas y personas naturales; asimismo, fomentar el desarrollo de estudios científicos tendentes a la conservación de los recursos naturales y velar por las infraestructuras, terrenos y obras de desarrollo ambiental pertenecientes a la República y cuya administración le sean encomendadas.

Para el ejercicio económico-financiero 2013 el ente, tiene un Presupuesto de Ingresos y Gastos que asciende a la cantidad de Bs. 2.569.095.208, de los cuales Bs. 156.947.931 están destinados a cubrir las acciones centralizadas y Bs. 2.412.147.277 a los proyectos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**154.183.511**
INGRESOS CORRIENTES ORDINARIOS	154.183.511
INGRESOS NO TRIBUTARIOS	27.414.581
Tasas	27.414.581
INGRESOS DE LA PROPIEDAD	6.768.930
Intereses	6.768.930
Intereses internos	6.768.930
Intereses por depósitos	6.768.930
TRANSFERENCIAS CORRIENTES	120.000.000
Transferencias corrientes del sector público	120.000.000
Transferencias corrientes internas recibidas del sector público	120.000.000
De la República	120.000.000
INGRESOS DE CAPITAL	**2.412.147.277**
TRANSFERENCIAS Y DONACIONES DE CAPITAL	2.412.147.277
Transferencias y donaciones de capital del sector público	2.412.147.277
Transferencias de capital recibidas del sector público	2.412.147.277
De la República	2.412.147.277
FUENTES DE FINANCIAMIENTO	**2.764.420**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.764.420
Disminución de otros activos financieros	2.764.420
Disminución de disponibilidades	2.764.420
Disminución de bancos	2.764.420
TOTAL RECURSOS	**2.569.095.208**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**154.053.652**
GASTOS DE CONSUMO	34.053.652
Remuneraciones	29.576.104
Sueldos, salarios y otras retribuciones	9.770.789
Beneficios y complementos de sueldos y salarios	12.626.598
Aportes patronales	1.292.559
Prestaciones sociales y otras indemnizaciones	2.122.322
Asistencia socioeconómica	3.761.836
Otros gastos de personal	2.000
Compra de bienes y servicios	3.808.564
Bienes de consumo	1.814.200
Servicios no personales	1.994.364
Impuestos indirectos	668.984
TRANSFERENCIAS Y DONACIONES CORRIENTES	120.000.000
Al sector privado	120.000.000
Transferencias corrientes al sector privado	120.000.000
Directas a personas	120.000.000
Pensiones y otros beneficios asociados	47.087.285
Jubilaciones y otros beneficios asociados	72.912.715
GASTOS DE CAPITAL	**2.414.279.277**
INVERSIÓN REAL DIRECTA	2.414.279.277
Formación bruta de capital fijo	2.217.177.984
Maquinaria, equipos y otros bienes muebles	83.070.725
Construcciones de bienes de dominio privado	5.592.470
Construcciones de bienes de dominio público	1.641.307.025
Producción propia (gastos capitalizables)	487.207.764
Remuneraciones	39.392.944
Sueldos, salarios y otras retribuciones	39.392.944
Compra de bienes y servicios	309.794.594
Bienes de consumo	68.258.342
Servicios no personales	241.536.252
Impuestos indirectos	138.020.226
Bienes intangibles	197.101.293

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**762.279**
DISMINUCIÓN DE PASIVOS	762.279
Disminución de cuentas y efectos por pagar	762.279
Disminución de cuentas y efectos por pagar a corto plazo	762.279
Disminución de sueldos, salarios y otras remuneraciones por pagar	176.917
Disminución de aportes patronales y retenciones laborales por pagar	585.362
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	585.362
TOTAL GASTOS	**2.569.095.208**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
50098	Proyecto Nacional de Gestión y Conservación Ambiental.	01-01-2009	31-12-2014		75.041.734	162.020.491		237.062.225
107249	Manejo Sustentable de los Recursos Naturales en la Cuenca del Rio Caroni.	01-01-2009	31-12-2014	20.007.696	57.357.889	8.634.415		86.000.000
107986	Fortalecimiento de Capacidades Nacionales para el Manejo y Disposición Final de los Residuos y Desechos Sólidos.	01-01-2010	31-12-2015	350.810.362	239.309.895	180.000.000	89.879.743	860.000.000
115082	Plan de drenaje, control de inundaciones y manejo integral de las cuencas tributarias al Sur del Lago de Maracaibo.	01-01-2013	31-12-2014		450.000.000	195.000.000		645.000.000
116383	Saneamiento del Río Guaire (Fase III).	01-01-2013	31-12-2016		961.251.280	233.996.240	395.752.480	1.591.000.000
TOTAL				370.818.058	1.782.960.798	779.651.146	485.632.223	3.419.062.225

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
50098	Proyecto Nacional de Gestión y Conservación Ambiental.	Sede Adqui-Rehabilit-Equipada			20		75.041.734			75.041.734
107249	Manejo Sustentable de los Recursos Naturales en la Cuenca del Río Caroni.	Hectárea			130.000		57.357.889			57.357.889
107986	Fortalecimiento de Capacidades Nacionales para el Manejo y Disposición Final de los Residuos y Desechos Sólidos.	Obra			23		239.309.895			239.309.895
115082	Plan de drenaje, control de inundaciones y manejo integral de las cuencas tributarias al Sur del Lago de Maracaibo.	Metro			20.500		450.000.000			450.000.000
116383	Saneamiento del Rio Guaire (Fase III).	Cuenca Conservada			12		961.251.280			961.251.280
119572	Saneamiento y Control de Nivel del Lago de Valencia.	Kilómetro			47		629.186.479			629.186.479
TOTAL							2.412.147.277			2.412.147.277

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	30.006.948				30.006.948
02	Gestión administrativa	6.940.983				6.940.983
03	Previsión y protección social		120.000.000			120.000.000
TOTAL		36.947.931	120.000.000			156.947.931

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**60**	**32**	**13**	**105**	**4.153.146**	**610.396**	**4.763.542**
Directivo	1	1		2	72.430		72.430
Profesional y Técnico	32	10	9	51	1.846.972	323.743	2.170.715
Personal Administrativo	24	3		27	977.809	171.394	1.149.203
Obrero	3	18	4	25	1.255.935	115.259	1.371.194
Personal Contratado	**453**	**235**		**688**	**38.937.157**		**38.937.157**
Profesional y Técnico	338	148		486	28.340.040		28.340.040
Personal Administrativo	83	37		120	6.993.877		6.993.877
Personal Médico	24	30		54	3.280.794		3.280.794
Obrero	8	20		28	322.446		322.446
TOTAL	**513**	**267**	**13**	**793**	**43.090.303**	**610.396**	**43.700.699**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1.860**	**90**	**1.950**	**47.087.285**
Obreros	1.860	90	1.950	47.087.285
Jubilados	**822**	**1.607**	**2.429**	**72.912.715**
Obreros	822	1.607	2.429	72.912.715
TOTAL	**2.682**	**1.697**	**4.379**	**120.000.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	68.969.048
4.02	Materiales, suministros y mercancías	70.072.542
4.03	Servicios no personales	382.219.826
4.04	Activos reales	1.927.071.513
4.07	Transferencias y donaciones	120.000.000
4.11	Disminución de pasivos	762.279
	TOTAL	**2.569.095.208**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**154.183.511**
INGRESOS CORRIENTES ORDINARIOS	154.183.511
INGRESOS NO TRIBUTARIOS	27.414.581
Tasas	27.414.581
INGRESOS DE LA PROPIEDAD	6.768.930
Intereses	6.768.930
Intereses internos	6.768.930
Intereses por depósitos	6.768.930
TRANSFERENCIAS CORRIENTES	120.000.000
Transferencias corrientes del sector público	120.000.000
Transferencias corrientes internas recibidas del sector público	120.000.000
De la República	120.000.000
Ministerio del Poder Popular para el Ambiente	120.000.000
Recursos Ordinarios	120.000.000
1.2 GASTOS CORRIENTES	**154.053.652**
GASTOS DE CONSUMO	34.053.652
Remuneraciones	29.576.104
Sueldos, salarios y otras retribuciones	9.770.789
Beneficios y complementos de sueldos y salarios	12.626.598
Aportes patronales	1.292.559
Prestaciones sociales y otras indemnizaciones	2.122.322
Asistencia socioeconómica	3.761.836
Otros gastos de personal	2.000
Compra de bienes y servicios	3.808.564
Bienes de consumo	1.814.200
Servicios no personales	1.994.364
Impuestos indirectos	668.984
TRANSFERENCIAS Y DONACIONES CORRIENTES	120.000.000
Al sector privado	120.000.000
Transferencias corrientes al sector privado	120.000.000
Directas a personas	120.000.000
Pensiones y otros beneficios asociados	47.087.285
Jubilaciones y otros beneficios asociados	72.912.715
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**129.859**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.412.277.136**
RECURSOS PROPIOS DE CAPITAL	129.859
Ahorro/ Desahorro en cuenta corriente	129.859
TRANSFERENCIAS Y DONACIONES DE CAPITAL	2.412.147.277
Transferencias y donaciones de capital del sector público	2.412.147.277
Transferencias de capital recibidas del sector público	2.412.147.277
De la República	2.412.147.277
Ministerio del Poder Popular para el Ambiente	2.412.147.277
Proyectos por Endeudamiento	2.412.147.277
Proyecto Nacional de Gestión y Conservación Ambiental	75.041.734
Fortalecimiento de Capacidades Nacionales para el Manejo y Disposición Final de los Residuos y Desechos Sólidos	239.309.895
Manejo Sustentable de los Recursos Naturales en la Cuenca del Río Caroní	57.357.889
Saneamiento del Río Guaire (Fase III)	961.251.280
Plan de drenaje, control de inundaciones y manejo integral de las cuencas tributarias al Sur del Lago de Maracaibo	450.000.000
Saneamiento y Control de Nivel del Lago de Valencia	629.186.479
2.2 GASTOS DE CAPITAL	**2.414.279.277**
INVERSIÓN REAL DIRECTA	2.414.279.277
Formación bruta de capital fijo	2.217.177.984
Maquinaria, equipos y otros bienes muebles	83.070.725
Construcciones de bienes de dominio privado	5.592.470
Construcciones de bienes de dominio público	1.641.307.025
Producción propia (gastos capitalizables)	487.207.764
Remuneraciones	39.392.944
Sueldos, salarios y otras retribuciones	39.392.944
Compra de bienes y servicios	309.794.594
Bienes de consumo	68.258.342
Servicios no personales	241.536.252
Impuestos indirectos	138.020.226
Bienes intangibles	197.101.293
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.002.141)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.764.420**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.764.420
Disminución de otros activos financieros	2.764.420
Disminución de disponibilidades	2.764.420
Disminución de bancos	2.764.420
3.2 APLICACIONES FINANCIERAS	**2.764.420**
DISMINUCIÓN DE PASIVOS	762.279
Disminución de cuentas y efectos por pagar	762.279
Disminución de cuentas y efectos por pagar a corto plazo	762.279
Disminución de sueldos, salarios y otras remuneraciones por pagar	176.917
Disminución de aportes patronales y retenciones laborales por pagar	585.362
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	585.362
DÉFICIT FINANCIERO	2.002.141

A0103

Fundación Instituto Forestal Latinoamericano

FUNDACIÓN INSTITUTO FORESTAL LATINOAMERICANO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Forestal Latinoamericano, contribuye a la conservación, desarrollo y aprovechamiento de los recursos forestales, mediante las actividades de investigación, documentación, extensión y capacitación en aras de fortalecer las políticas del Ministerio del Poder Popular para el Ambiente, para la incorporación del sector forestal como un elemento dinámico de las economías rurales. Para ello, establece convenios con organismos e instituciones públicas y privadas, promueve y divulga el conocimiento forestal mediante las publicaciones periódicas y la participación en eventos científicos y técnicos, foros, seminarios y talleres.

El Presupuesto de Ingresos y Gastos para el ejercicio fiscal 2013 se ubica en Bs. 1.798.301, de los cuales Bs. 1.179.908, se destinarán a la ejecución del proyecto, mientras que Bs. 618.393 se orientarán a las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**1.793.701**
INGRESOS CORRIENTES ORDINARIOS	1.793.701
INGRESOS NO TRIBUTARIOS	10.000
Ingresos por contribuciones especiales	10.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.068.701
Venta de otros bienes y servicios	1.068.701
TRANSFERENCIAS CORRIENTES	700.000
Transferencias corrientes del sector público	700.000
Transferencias corrientes internas recibidas del sector público	700.000
De la República	700.000
OTROS INGRESOS	15.000
Otros ingresos ajenos a la operación	15.000
INGRESOS DE CAPITAL	**4.600**
RECURSOS PROPIOS DE CAPITAL	4.600
Incremento de la depreciación y amortización acumuladas	4.600
TOTAL RECURSOS	**1.798.301**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**1.752.301**
GASTOS DE CONSUMO	1.737.701
Remuneraciones	1.432.605
Sueldos, salarios y otras retribuciones	574.455
Beneficios y complementos de sueldos y salarios	517.076
Aportes patronales	79.686
Prestaciones sociales y otras indemnizaciones	173.870
Asistencia socioeconómica	59.700
Otros gastos de personal	27.818
Compra de bienes y servicios	300.496
Bienes de consumo	85.534
Servicios no personales	214.962
Depreciación y amortización	4.600
TRANSFERENCIAS Y DONACIONES CORRIENTES	14.600
Al sector privado	14.600
Donaciones corrientes al sector privado	14.600
Donaciones a instituciones sin fines de lucro	14.600
GASTOS DE CAPITAL	**46.000**
INVERSIÓN REAL DIRECTA	46.000
Formación bruta de capital fijo	46.000
Maquinaria, equipos y otros bienes muebles	46.000
TOTAL GASTOS	**1.798.301**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117896	Jerarquización de las Cuencas Torrenciales del Valle de Mocoties, Estado Mérida, según su nivel de riesgo	Estudio / Diagnóstico			1	829.908	350.000			1.179.908
TOTAL						829.908	350.000			1.179.908

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	243.393	350.000			593.393
02	Gestión administrativa	25.000				25.000
TOTAL		268.393	350.000			618.393

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**6**	**4**	**3**	**13**	**554.135**		**554.135**
Directivo		1		1	61.989		61.989
Profesional y Técnico	1			1	40.095		40.095
Personal Administrativo	2		3	5	177.519		177.519
Personal de Investigación	2	2		4	209.667		209.667
Obrero	1	1		2	64.865		64.865
TOTAL	**6**	**4**	**3**	**13**	**554.135**		**554.135**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	1.432.605
4.02	Materiales, suministros y mercancías	85.534
4.03	Servicios no personales	214.962
4.04	Activos reales	46.000
4.07	Transferencias y donaciones	14.600
4.08	Otros gastos	4.600
	TOTAL	**1.798.301**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.793.701**
INGRESOS CORRIENTES ORDINARIOS	1.793.701
INGRESOS NO TRIBUTARIOS	**10.000**
INGRESOS NO TRIBUTARIOS	10.000
Ingresos por contribuciones especiales	10.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.068.701
Venta de otros bienes y servicios	1.068.701
TRANSFERENCIAS CORRIENTES	700.000
Transferencias corrientes del sector público	700.000
Transferencias corrientes internas recibidas del sector público	700.000
De la República	700.000
Ministerio del Poder Popular para el Ambiente	700.000
Recursos Ordinarios	700.000
OTROS INGRESOS	15.000
Otros ingresos ajenos a la operación	15.000
1.2 GASTOS CORRIENTES	**1.752.301**
GASTOS DE CONSUMO	1.737.701
Remuneraciones	1.432.605
Sueldos, salarios y otras retribuciones	574.455
Beneficios y complementos de sueldos y salarios	517.076
Aportes patronales	79.686
Prestaciones sociales y otras indemnizaciones	173.870
Asistencia socioeconómica	59.700
Otros gastos de personal	27.818
Compra de bienes y servicios	300.496
Bienes de consumo	85.534
Servicios no personales	214.962
Depreciación y amortización	4.600
TRANSFERENCIAS Y DONACIONES CORRIENTES	14.600
Al sector privado	14.600
Donaciones corrientes al sector privado	14.600
Donaciones a instituciones sin fines de lucro	14.600

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**41.400**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**46.000**
RECURSOS PROPIOS DE CAPITAL	46.000
Ahorro/ Desahorro en cuenta corriente	41.400
Incremento de la depreciación y amortización acumuladas	4.600
2.2 GASTOS DE CAPITAL	**46.000**
INVERSIÓN REAL DIRECTA	46.000
Formación bruta de capital fijo	46.000
Maquinaria, equipos y otros bienes muebles	46.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0324

Fundación de Educación Ambiental

FUNDACIÓN DE EDUCACIÓN AMBIENTAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el año 2013, fortalecerá la gestión integral de sensibilización, divulgación y promoción del área ambiental, mediante la ejecución del proyecto denominado "Promoción de las acciones liberadoras en materia de educación ambiental sustentable con la participación del poder popular a nivel local", el cual tiene una asignación presupuestaria de Bs. 4.500.000.

Para la cobertura de las referidas acciones, se plantea lo siguiente:

- Elaborar y divulgar material educativo en el área ambiental tales como: la agenda y la cartilla ecológica, el ambiente en las manos de los niños y niñas, afiches ambientales con información sobre cambio climático, agua, diversidad biológica, calentamiento global.
- Participar en la feria internacional del libro, el congreso de diversidad biológica y la feria internacional del libro universitario, realizando la venta y suministro de libros y materiales educativos en materia ambiental a precios solidarios.
- Suministrar material a niños y niñas y a las bibliotecas de instituciones educativas en Caracas, en la celebración del día mundial del agua y día del árbol.
- Desarrollar programas de formación y educación, a través de jornadas educativas, talleres y convenio con el Colegio Universitario de Caracas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**4.450.000**
INGRESOS CORRIENTES ORDINARIOS	4.450.000
TRANSFERENCIAS CORRIENTES	2.000.000
Transferencias corrientes del sector público	2.000.000
Transferencias corrientes internas recibidas del sector público	2.000.000
De la República	2.000.000
OTROS INGRESOS	2.450.000
Otros ingresos ordinarios	2.450.000
INGRESOS DE CAPITAL	**50.000**
RECURSOS PROPIOS DE CAPITAL	50.000
Incremento de la depreciación y amortización acumuladas	50.000
TOTAL RECURSOS	**4.500.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**4.329.975**
GASTOS DE CONSUMO	4.249.975
Remuneraciones	2.047.170
Sueldos, salarios y otras retribuciones	384.870
Beneficios y complementos de sueldos y salarios	1.121.509
Aportes patronales	343.151
Prestaciones sociales y otras indemnizaciones	189.640
Asistencia socioeconómica	8.000
Compra de bienes y servicios	2.152.805
Bienes de consumo	348.733
Servicios no personales	1.804.072
Depreciación y amortización	50.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	80.000
Al sector privado	80.000
Transferencias corrientes al sector privado	80.000
Directas a personas	80.000
Jubilaciones y otros beneficios asociados	80.000
GASTOS DE CAPITAL	**160.274**
INVERSIÓN REAL DIRECTA	160.274
Formación bruta de capital fijo	160.274
Maquinaria, equipos y otros bienes muebles	160.274
APLICACIONES FINANCIERAS	**9.751**
DISMINUCIÓN DE PASIVOS	9.751
Disminución de cuentas y efectos por pagar	9.751
Disminución de cuentas y efectos por pagar a corto plazo	9.751
Disminución de aportes patronales y retenciones laborales por pagar	9.751
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	9.751
TOTAL GASTOS	**4.500.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119244	Promoción de las acciones liberadoras en materia de educación ambiental sustentable con la participación del poder popular a nivel local	Comunidad			10	2.500.000	2.000.000			4.500.000
TOTAL						2.500.000	2.000.000			4.500.000

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**5**	**2**		**7**	**229.200**		**229.200**
Directivo	1			1	30.712		30.712
Profesional y Técnico	2	1		3	96.350		96.350
Personal Administrativo	2	1		3	102.138		102.138
Personal Contratado	**5**	**5**		**10**	**155.670**		**155.670**
Profesional y Técnico	4	3		7	100.031		100.031
Personal Administrativo	1	2		3	55.639		55.639
TOTAL	**10**	**7**		**17**	**384.870**		**384.870**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**1**	**1**	**2**	**80.000**
Empleados	1	1	2	80.000
TOTAL	**1**	**1**	**2**	**80.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	2.047.170
4.02	Materiales, suministros y mercancías	348.733
4.03	Servicios no personales	1.804.072
4.04	Activos reales	160.274
4.07	Transferencias y donaciones	80.000
4.08	Otros gastos	50.000
4.11	Disminución de pasivos	9.751
	TOTAL	**4.500.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.450.000**
INGRESOS CORRIENTES ORDINARIOS	4.450.000
TRANSFERENCIAS CORRIENTES	2.000.000
Transferencias corrientes del sector público	2.000.000
Transferencias corrientes internas recibidas del sector público	2.000.000
De la República	2.000.000
Ministerio del Poder Popular para el Ambiente	2.000.000
Recursos Ordinarios	2.000.000
OTROS INGRESOS	2.450.000
Otros ingresos ordinarios	2.450.000
1.2 GASTOS CORRIENTES	**4.329.975**
GASTOS DE CONSUMO	4.249.975
Remuneraciones	2.047.170
Sueldos, salarios y otras retribuciones	384.870
Beneficios y complementos de sueldos y salarios	1.121.509
Aportes patronales	343.151
Prestaciones sociales y otras indemnizaciones	189.640
Asistencia socioeconómica	8.000
Compra de bienes y servicios	2.152.805
Bienes de consumo	348.733
Servicios no personales	1.804.072
Depreciación y amortización	50.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	80.000
Al sector privado	80.000
Transferencias corrientes al sector privado	80.000
Directas a personas	80.000
Jubilaciones y otros beneficios asociados	80.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**120.025**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**170.025**
RECURSOS PROPIOS DE CAPITAL	170.025
Ahorro/ Desahorro en cuenta corriente	120.025
Incremento de la depreciación y amortización acumuladas	50.000
2.2 GASTOS DE CAPITAL	**160.274**
INVERSIÓN REAL DIRECTA	160.274
Formación bruta de capital fijo	160.274
Maquinaria, equipos y otros bienes muebles	160.274
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**9.751**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**9.751**
SUPERÁVIT FINANCIERO	9.751
3.2 APLICACIONES FINANCIERAS	**9.751**
DISMINUCIÓN DE PASIVOS	9.751
Disminución de cuentas y efectos por pagar	9.751
Disminución de cuentas y efectos por pagar a corto plazo	9.751
Disminución de aportes patronales y retenciones laborales por pagar	9.751
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	9.751

A0343

Fundación Laboratorio Nacional de Hidráulica

FUNDACIÓN LABORATORIO NACIONAL DE HIDRÁULICA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

En el marco del Plan de Desarrollo Económico y Social de la Nación 2007-2013, en su directriz suprema felicidad social, se llevará a cabo el proyecto: Evaluación de los recursos hídricos para el aprovechamiento y conservación de las fuentes de agua a nivel nacional/contratos de servicios 2013.

La Fundación Laboratorio Nacional de Hidráulica en el año 2013 enfocará sus esfuerzos en la elaboración de estudios hidrológicos, construcción de pozos y evaluación de aguas, para atender la demanda de servicios de las instituciones públicas y privadas y la colectividad en general.

Para el ejercicio fiscal 2013 el Presupuesto de Ingresos y Gastos asciende a la cantidad de Bs. 22.011.485, de los cuales Bs. 14.247.500 se destinarán a la ejecución del proyecto y Bs. 7.763.985 a las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**21.753.773**
INGRESOS CORRIENTES ORDINARIOS	21.753.773
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.253.773
Venta de otros bienes y servicios	20.253.773
TRANSFERENCIAS CORRIENTES	1.500.000
Transferencias corrientes del sector público	1.500.000
Transferencias corrientes internas recibidas del sector público	1.500.000
De la República	1.500.000
INGRESOS DE CAPITAL	**257.712**
RECURSOS PROPIOS DE CAPITAL	257.712
Incremento de la depreciación y amortización acumuladas	257.712
TOTAL RECURSOS	**22.011.485**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**14.430.315**
GASTOS DE CONSUMO	14.184.612
Remuneraciones	10.591.644
Sueldos, salarios y otras retribuciones	4.004.628
Beneficios y complementos de sueldos y salarios	2.787.984
Aportes patronales	718.092
Prestaciones sociales y otras indemnizaciones	973.752
Asistencia socioeconómica	2.107.188
Compra de bienes y servicios	2.745.936
Bienes de consumo	690.904
Servicios no personales	2.055.032
Impuestos indirectos	589.320
Depreciación y amortización	257.712
TRANSFERENCIAS Y DONACIONES CORRIENTES	245.703
Al sector privado	245.703
Transferencias corrientes al sector privado	245.703
Directas a personas	245.703
Jubilaciones y otros beneficios asociados	245.703
GASTOS DE CAPITAL	**6.141.320**
INVERSIÓN REAL DIRECTA	6.141.320
Formación bruta de capital fijo	6.141.320
Maquinaria, equipos y otros bienes muebles	6.141.320
APLICACIONES FINANCIERAS	**1.439.850**
DISMINUCIÓN DE PASIVOS	1.439.850
Disminución de cuentas y efectos por pagar	1.439.850
Disminución de otras cuentas y efectos por pagar	1.439.850
Disminución de otras cuentas por pagar a corto plazo	1.439.850
TOTAL GASTOS	**22.011.485**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118931	Evaluación de los Recursos Hidricos para el Aprovechamiento y Conservación de las Fuentes de Agua a Nivel Nacional/Contratos de Servicios 2013	Estudio			5	13.747.500	500.000			14.247.500
TOTAL						13.747.500	500.000			14.247.500

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	4.002.784	590.000			4.592.784
02	Gestión administrativa	2.545.498	380.000			2.925.498
03	Previsión y protección social	215.703	30.000			245.703
TOTAL		6.763.985	1.000.000			7.763.985

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**13**	**29**		**42**	**3.067.332**		**3.067.332**
Alto Nivel y de Dirección		1		1	151.728		151.728
Profesional y Técnico	6	10		16	722.838		722.838
Personal Administrativo	5	7		12	1.716.546		1.716.546
Obrero	2	11		13	476.220		476.220
Personal Contratado	**9**	**8**		**17**	**937.296**		**937.296**
Profesional y Técnico	6	6		12	743.651		743.651
Personal Administrativo	2	1		3	135.044		135.044
Obrero	1	1		2	58.601		58.601
TOTAL	**22**	**37**		**59**	**4.004.628**		**4.004.628**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**1**	**5**	**6**	**245.703**
Obreros	1	4	5	214.983
Empleados		1	1	30.720
TOTAL	**1**	**5**	**6**	**245.703**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	10.591.644
4.02	Materiales, suministros y mercancías	690.904
4.03	Servicios no personales	2.644.352
4.04	Activos reales	6.141.320
4.07	Transferencias y donaciones	245.703
4.08	Otros gastos	257.712
4.11	Disminución de pasivos	1.439.850
	TOTAL	**22.011.485**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**21.753.773**
INGRESOS CORRIENTES ORDINARIOS	21.753.773
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.253.773
Venta de otros bienes y servicios	20.253.773
TRANSFERENCIAS CORRIENTES	1.500.000
Transferencias corrientes del sector público	1.500.000
Transferencias corrientes internas recibidas del sector público	1.500.000
De la República	1.500.000
Ministerio del Poder Popular para el Ambiente	1.500.000
Recursos Ordinarios	1.500.000
1.2 GASTOS CORRIENTES	**14.430.315**
GASTOS DE CONSUMO	14.184.612
Remuneraciones	10.591.644
Sueldos, salarios y otras retribuciones	4.004.628
Beneficios y complementos de sueldos y salarios	2.787.984
Aportes patronales	718.092
Prestaciones sociales y otras indemnizaciones	973.752
Asistencia socioeconómica	2.107.188
Compra de bienes y servicios	2.745.936
Bienes de consumo	690.904
Servicios no personales	2.055.032
Impuestos indirectos	589.320
Depreciación y amortización	257.712
TRANSFERENCIAS Y DONACIONES CORRIENTES	245.703
Al sector privado	245.703
Transferencias corrientes al sector privado	245.703
Directas a personas	245.703
Jubilaciones y otros beneficios asociados	245.703
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**7.323.458**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**7.581.170**
RECURSOS PROPIOS DE CAPITAL	7.581.170
Ahorro/ Desahorro en cuenta corriente	7.323.458
Incremento de la depreciación y amortización acumuladas	257.712
2.2 GASTOS DE CAPITAL	**6.141.320**
INVERSIÓN REAL DIRECTA	6.141.320
Formación bruta de capital fijo	6.141.320
Maquinaria, equipos y otros bienes muebles	6.141.320
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**1.439.850**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.439.850**
SUPERÁVIT FINANCIERO	1.439.850
3.2 APLICACIONES FINANCIERAS	**1.439.850**
DISMINUCIÓN DE PASIVOS	1.439.850
Disminución de cuentas y efectos por pagar	1.439.850
Disminución de otras cuentas y efectos por pagar	1.439.850
Disminución de otras cuentas por pagar a corto plazo	1.439.850

A0354

Fundación Nacional de Parques Zoológicos y Acuarios

FUNDACIÓN NACIONAL DE PARQUES ZOOLÓGICOS Y ACUARIOS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Fundación Nacional de Parques Zoológicos y Acuarios, se propone dirigir las acciones para incorporar a las comunidades en las tareas de conservación, defensa y mejoramiento del ambiente, destacándose entre otros los siguientes aspectos:

- Consolidación del sistema nacional de colecciones de la diversidad biológica en zoológicos, acuarios y otros centros afines.
- Centros comunitarios para la conservación ex situ de la diversidad biológica y sus componentes.
- Plan nacional de investigación, prevención y seguimiento para el desarrollo sustentable de la diversidad biológica.
- Plan de capacitación y divulgación para la conservación de la diversidad biológica, componentes y ecosistemas.

El Presupuesto de Ingresos y Gastos para el año 2013 asciende a la cantidad de Bs. 7.421.269, distribuidos Bs. 6.583.000 en los proyectos y Bs. 838.269 en las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**7.333.000**
INGRESOS CORRIENTES ORDINARIOS	7.333.000
INGRESOS DE OPERACIÓN	6.783.000
Otros ingresos de operación	6.783.000
TRANSFERENCIAS CORRIENTES	550.000
Transferencias corrientes del sector público	550.000
Transferencias corrientes internas recibidas del sector público	550.000
De la República	550.000
INGRESOS DE CAPITAL	**62.500**
RECURSOS PROPIOS DE CAPITAL	62.500
Incremento de la depreciación y amortización acumuladas	62.500
FUENTES DE FINANCIAMIENTO	**25.769**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	25.769
Disminución de otros activos financieros	25.769
Disminución de disponibilidades	25.769
Disminución de bancos	25.769
TOTAL RECURSOS	**7.421.269**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**7.168.769**
GASTOS DE CONSUMO	7.168.769
Remuneraciones	1.449.146
Sueldos, salarios y otras retribuciones	949.896
Beneficios y complementos de sueldos y salarios	134.957
Aportes patronales	84.885
Prestaciones sociales y otras indemnizaciones	114.708
Asistencia socioeconómica	164.700
Compra de bienes y servicios	5.657.123
Bienes de consumo	2.332.713
Servicios no personales	3.324.410
Depreciación y amortización	62.500
GASTOS DE CAPITAL	**252.500**
INVERSIÓN REAL DIRECTA	252.500
Formación bruta de capital fijo	252.500
Maquinaria, equipos y otros bienes muebles	252.500
TOTAL GASTOS	**7.421.269**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
36496	Sistema de colecciones de la diversidad biológica en zoológicos, acuarios y otros centros afines	01-01-2007	31-12-2013	3.340.566	1.902.273			5.242.839
107390	Plan Nacional de investigación, seguimiento para el desarrollo sustentable de la diversidad biológica nacional	01-01-2010	31-12-2013	1.953.383	1.529.987			3.483.370
107432	Centros comunitarios para la conservación ex situ de la diversidad biológica y sus componentes	01-01-2010	31-12-2013	2.371.112	1.165.925			3.537.037
115851	Educación para la conservación de la diversidad biológica nacional	01-01-2012	31-12-2013	1.671.767	1.984.815			3.656.582
	TOTAL			9.336.828	6.583.000			15.919.828

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
36496	Sistema de colecciones de la diversidad biológica en zoológicos, acuarios y otros centros afines	Zoológico			18	1.902.273				1.902.273
107390	Plan Nacional de investigación, seguimiento para el desarrollo sustentable de la diversidad biológica nacional	Proceso			240	1.529.987				1.529.987
107432	Centros comunitarios para la conservación ex situ de la diversidad biológica y sus componentes	Centro			24	1.165.925				1.165.925
115851	Educación para la conservación de la diversidad biológica nacional	Plan			1	1.984.815				1.984.815
TOTAL						6.583.000				6.583.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	218.181	550.000			768.181
02	Gestión administrativa	70.088				70.088
TOTAL		288.269	550.000			838.269

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	3	3		6	409.200		409.200
Directivo		1		1	108.000		108.000
Profesional y Técnico	2	2		4	210.000		210.000
Personal Administrativo	1			1	91.200		91.200
Personal Contratado	15	16		31	540.696		540.696
Profesional y Técnico	12	12		24	367.896		367.896
Personal Administrativo		1		1	43.200		43.200
Personal de Investigación	3	3		6	129.600		129.600
TOTAL	18	19		37	949.896		949.896

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	1.449.146
4.02	Materiales, suministros y mercancías	2.332.713
4.03	Servicios no personales	3.324.410
4.04	Activos reales	252.500
4.08	Otros gastos	62.500
	TOTAL	7.421.269

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**7.333.000**
INGRESOS CORRIENTES ORDINARIOS	7.333.000
INGRESOS DE OPERACIÓN	6.783.000
Otros ingresos de operación	6.783.000
TRANSFERENCIAS CORRIENTES	550.000
Transferencias corrientes del sector público	550.000
Transferencias corrientes internas recibidas del sector público	550.000
De la República	550.000
Ministerio del Poder Popular para el Ambiente	550.000
Recursos Ordinarios	550.000
1.2 GASTOS CORRIENTES	**7.168.769**
GASTOS DE CONSUMO	7.168.769
Remuneraciones	1.449.146
Sueldos, salarios y otras retribuciones	949.896
Beneficios y complementos de sueldos y salarios	134.957
Aportes patronales	84.885
Prestaciones sociales y otras indemnizaciones	114.708
Asistencia socioeconómica	164.700
Compra de bienes y servicios	5.657.123
Bienes de consumo	2.332.713
Servicios no personales	3.324.410
Depreciación y amortización	62.500
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**164.231**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**226.731**
RECURSOS PROPIOS DE CAPITAL	226.731
Ahorro/ Desahorro en cuenta corriente	164.231
Incremento de la depreciación y amortización acumuladas	62.500

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**252.500**
INVERSIÓN REAL DIRECTA	252.500
Formación bruta de capital fijo	252.500
Maquinaria, equipos y otros bienes muebles	252.500
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(25.769)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**25.769**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	25.769
Disminución de otros activos financieros	25.769
Disminución de disponibilidades	25.769
Disminución de bancos	25.769
3.2 APLICACIONES FINANCIERAS	**25.769**
DÉFICIT FINANCIERO	25.769

A0909

Instituto Geográfico de Venezuela "Simón Bolívar"

INSTITUTO GEOGRÁFICO DE VENEZUELA "SIMÓN BOLÍVAR"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

En el contexto de lo establecido en el Plan de Desarrollo Económico y Social de la Nación 2007-2013 y para coadyuvar a la nueva geopolítica nacional, el Instituto Geográfico de Venezuela "Simón Bolívar", ejecutará los proyectos siguientes:

- Catastro y determinación de los valores de la tierra.
- Generación y actualización de la Información cartográfica y geográfica a nivel nacional.

Al respecto, vale destacar que los servicios y productos que ofrece el Instituto, están dirigidos a proveer al Estado venezolano, a sus instituciones y al público en general las herramientas necesarias para la toma de decisiones relativas a la materia de generación, actualización y sistematización de los registros cartográficos, a los fines de satisfacer las necesidades de información catastral a nivel nacional.

El Presupuesto de Ingresos y Gastos para el año 2013 alcanza el monto de Bs. 40.735.000, de los cuales Bs. 13.948.302 se orientarán a las acciones centralizadas y Bs. 26.786.698 se destinaran a la ejecución de los proyectos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**38.150.000**
INGRESOS CORRIENTES ORDINARIOS	38.150.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	16.150.000
Venta de otros bienes y servicios	16.150.000
TRANSFERENCIAS CORRIENTES	22.000.000
Transferencias corrientes del sector público	22.000.000
Transferencias corrientes internas recibidas del sector público	22.000.000
De la República	22.000.000
INGRESOS DE CAPITAL	**85.000**
RECURSOS PROPIOS DE CAPITAL	85.000
Incremento de la depreciación y amortización acumuladas	85.000
FUENTES DE FINANCIAMIENTO	**2.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.500.000
Disminución de otros activos financieros	2.500.000
Disminución de disponibilidades	2.500.000
Disminución de bancos	2.500.000
OTAL RECURSOS	**40.735.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**36.735.000**
GASTOS DE CONSUMO	35.885.000
Remuneraciones	28.300.000
Sueldos, salarios y otras retribuciones	7.800.000
Beneficios y complementos de sueldos y salarios	13.401.620
Aportes patronales	1.035.000
Prestaciones sociales y otras indemnizaciones	2.277.640
Asistencia socioeconómica	3.785.740
Compra de bienes y servicios	7.500.000
Bienes de consumo	2.500.000
Servicios no personales	5.000.000
Depreciación y amortización	85.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	850.000
Al sector privado	850.000
Transferencias corrientes al sector privado	850.000
Directas a personas	850.000
Pensiones y otros beneficios asociados	449.096
Jubilaciones y otros beneficios asociados	385.904
Otras transferencias directas a personas	15.000
GASTOS DE CAPITAL	**2.000.000**
INVERSIÓN REAL DIRECTA	2.000.000
Formación bruta de capital fijo	1.125.000
Maquinaria, equipos y otros bienes muebles	1.125.000
Bienes intangibles	875.000
APLICACIONES FINANCIERAS	**2.000.000**
DISMINUCIÓN DE PASIVOS	2.000.000
Disminución de cuentas y efectos por pagar	2.000.000
Disminución de cuentas y efectos por pagar a corto plazo	2.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.000.000
TOTAL GASTOS	**40.735.000**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
106736	Catastro y determinación de los valores de la tierra	04-01-2010	31-12-2013	198.970.437	12.704.674			211.675.111
107365	Generación y actualización de información geográfica y cartográfica a nivel nacional	04-01-2010	31-12-2013	257.820.542	14.082.024			271.902.566
	TOTAL			456.790.979	26.786.698			483.577.677

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
106736	Catastro y determinación de los valores de la tierra	Municipio			337	7.704.674	5.000.000			12.704.674
107365	Generación y actualización de información geográfica y cartográfica a nivel nacional	Kilómetro Cuadrado			916.445	7.082.024	7.000.000			14.082.024
TOTAL						14.786.698	12.000.000			26.786.698

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.077.640	9.190.764			10.268.404
02	Gestión administrativa	2.220.662	609.236			2.829.898
03	Previsión y protección social	650.000	200.000			850.000
TOTAL		3.948.302	10.000.000			13.948.302

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**65**	**156**		**221**	**5.300.000**	**2.150.000**	**7.450.000**
Directivo	10	19		29	950.000	388.000	1.338.000
Profesional y Técnico	26	85		111	2.300.000	620.000	2.920.000
Personal Administrativo	11	9		20	550.000	292.000	842.000
Obrero	18	43		61	1.500.000	850.000	2.350.000
Personal Contratado	**54**	**20**		**74**	**2.500.000**		**2.500.000**
Profesional y Técnico	19	10		29	1.950.000		1.950.000
Personal Administrativo	35	10		45	550.000		550.000
TOTAL	**119**	**176**		**295**	**7.800.000**	**2.150.000**	**9.950.000**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**2**	**3**	**5**	**449.096**
Obreros		1	1	95.906
Empleados	2	2	4	353.190
Jubilados	**12**	**8**	**20**	**385.904**
Obreros	2	4	6	115.981
Empleados	10	4	14	269.923
TOTAL	**14**	**11**	**25**	**835.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	28.300.000
4.02	Materiales, suministros y mercancías	2.500.000
4.03	Servicios no personales	5.000.000
4.04	Activos reales	2.000.000
4.07	Transferencias y donaciones	850.000
4.08	Otros gastos	85.000
4.11	Disminución de pasivos	2.000.000
	TOTAL	**40.735.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**38.150.000**
INGRESOS CORRIENTES ORDINARIOS	38.150.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	16.150.000
Venta de otros bienes y servicios	16.150.000
TRANSFERENCIAS CORRIENTES	22.000.000
Transferencias corrientes del sector público	22.000.000
Transferencias corrientes internas recibidas del sector público	22.000.000
De la República	22.000.000
Ministerio del Poder Popular para el Ambiente	22.000.000
Recursos Ordinarios	22.000.000
1.2 GASTOS CORRIENTES	**36.735.000**
GASTOS DE CONSUMO	35.885.000
Remuneraciones	28.300.000
Sueldos, salarios y otras retribuciones	7.800.000
Beneficios y complementos de sueldos y salarios	13.401.620
Aportes patronales	1.035.000
Prestaciones sociales y otras indemnizaciones	2.277.640
Asistencia socioeconómica	3.785.740
Compra de bienes y servicios	7.500.000
Bienes de consumo	2.500.000
Servicios no personales	5.000.000
Depreciación y amortización	85.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	850.000
Al sector privado	850.000
Transferencias corrientes al sector privado	850.000
Directas a personas	850.000
Pensiones y otros beneficios asociados	449.096
Jubilaciones y otros beneficios asociados	385.904
Otras transferencias directas a personas	15.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.415.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.500.000**
RECURSOS PROPIOS DE CAPITAL	1.500.000
Ahorro/ Desahorro en cuenta corriente	1.415.000
Incremento de la depreciación y amortización acumuladas	85.000
2.2 GASTOS DE CAPITAL	**2.000.000**
INVERSIÓN REAL DIRECTA	2.000.000
Formación bruta de capital fijo	1.125.000
Maquinaria, equipos y otros bienes muebles	1.125.000
Bienes intangibles	875.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(500.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.500.000
Disminución de otros activos financieros	2.500.000
Disminución de disponibilidades	2.500.000
Disminución de bancos	2.500.000
3.2 APLICACIONES FINANCIERAS	**2.500.000**
DISMINUCIÓN DE PASIVOS	2.000.000
Disminución de cuentas y efectos por pagar	2.000.000
Disminución de cuentas y efectos por pagar a corto plazo	2.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.000.000
DÉFICIT FINANCIERO	500.000

A1314

Instituto Nacional de Meteorología e Hidrología (INAMEH)

INSTITUTO NACIONAL DE METEOROLOGÍA E HIDROLOGÍA (INAMEH)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto en concordancia con el Plan de Desarrollo Económico y Social de la Nación 2007-2013, se orienta a satisfacer la demanda de información hidrometeorológica que requiere la Nación en su conjunto (Estado, gobiernos regionales y locales, comunidades organizadas, productores y público en general), para la gestión de recursos hídricos, agricultura, salud y ordenamiento territorial, lo cual incluye los siguientes tipos de productos y servicios:

- Aumentar la cantidad de estaciones que pertenecen a la red hidrometeorológicas del ente.
- Mejorar la operación y mantenimiento de la red básica de estaciones.
- Mejorar la emisión de boletines, avisos y alertas meteorológicos e hidrológicos.
- Aplicar técnicas de procesamiento de los datos e información hidrológica y meteorológica, con la finalidad de contar con las estadísticas que permitan realizar estudios, investigación y monitoreo.
- Rescatar la información histórica producida por las estaciones.
- Mejorar la operación y mantenimiento de la red de estaciones especiales, radares y radiosondas.
- Fortalecer el mantenimiento de las estaciones terrestres para la siembra de lluvia.
- Fortalecer la plataforma tecnológica con la finalidad de mejorar la transmisión de la información, en especial en casos de alertas por fenómenos hidrometeorológicos.

Para cubrir esta demanda multisectorial y multidisciplinaria, el Instituto emplea una serie de medios, entre los que se encuentran:

- Boletines de pronóstico meteorológico, avisos y alertas, que se distribuyen a través de la página Web del Instituto y se envían a niveles críticos de decisión (Presidencia de la República, Protección Civil, entre otros).
- Mediciones de instrumentos de alta tecnología (radares meteorológicos, radiosondas), con fines del monitoreo y alerta temprana.
- Datos climáticos, hidrológicos (caudales y niveles) e hidrogeológicos (referidos a acuíferos), a diversos niveles temporales, contenidos en el Banco Nacional de Datos Hidrometeorológicos.
- Simulaciones del comportamiento de la atmósfera (modelos meteorológicos) y de los ríos (modelos hidrológicos), estos productos pueden ser usados tanto para planificación y ordenamiento territorial, a petición de usuarios que así lo requieran, como para el monitoreo y alerta temprana.
- Información procesada a diferentes niveles espaciales y temporales, que pueden prepararse a petición de los usuarios.
- Formación del público a través de foros, charlas, campañas educativas, así como la generación de material impreso de carácter educativo para reforzar la labor formativa, especialmente a nivel de las comunidades.

Para el ejercicio fiscal 2013, el Presupuesto de Ingresos y Gastos se ubica en Bs. 24.027.800, destinados a la ejecución de los proyectos por Bs. 15.000.000 y a las acciones centralizadas por Bs. 9.027.800.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**24.000.000**
INGRESOS CORRIENTES ORDINARIOS	24.000.000
TRANSFERENCIAS CORRIENTES	24.000.000
Transferencias corrientes del sector público	24.000.000
Transferencias corrientes internas recibidas del sector público	24.000.000
De la República	24.000.000
INGRESOS DE CAPITAL	**27.800**
RECURSOS PROPIOS DE CAPITAL	27.800
Incremento de la depreciación y amortización acumuladas	27.800
TOTAL RECURSOS	**24.027.800**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**23.749.800**
GASTOS DE CONSUMO	23.749.800
Remuneraciones	9.887.220
Sueldos, salarios y otras retribuciones	2.914.734
Beneficios y complementos de sueldos y salarios	3.181.912
Aportes patronales	184.654
Prestaciones sociales y otras indemnizaciones	1.365.700
Asistencia socioeconómica	2.240.220
Compra de bienes y servicios	13.834.780
Bienes de consumo	2.043.694
Servicios no personales	11.791.086
Depreciación y amortización	27.800
GASTOS DE CAPITAL	**278.000**
INVERSIÓN REAL DIRECTA	278.000
Formación bruta de capital fijo	231.200
Maquinaria, equipos y otros bienes muebles	231.200
Bienes intangibles	46.800
TOTAL GASTOS	**24.027.800**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
115735	Sistema de Generación, Monitoreo y Pronóstico Hidrometeorológico	01-01-2012	31-12-2014	21.462.645	9.561.811	87.619.285		118.643.741
115914	Mitigación de los Efectos Adversos de los Eventos Hidrometeorológicos Extremos	01-01-2012	31-12-2014	12.605.278	4.021.762	45.762.494		62.389.534
115915	Inclusión de las Comunidades en la Gestión del INAMEH	01-01-2012	31-12-2014	2.262.553	1.416.427	10.076.010		13.754.990
	TOTAL			36.330.476	15.000.000	143.457.789		194.788.265

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115735	Sistema de Generación, Monitoreo y Pronóstico Hidrometeorológico	Estación			585		9.561.811			9.561.811
115914	Mitigación de los Efectos Adversos de los Eventos Hidrometeorológicos Extremos	Estudio			12		4.021.762			4.021.762
115915	Inclusión de las Comunidades en la Gestión del INAMEH	Consejo Comunal			36		1.416.427			1.416.427
TOTAL							15.000.000			15.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		4.479.148			4.479.148
02	Gestión administrativa	27.800	4.520.852			4.548.652
TOTAL		27.800	9.000.000			9.027.800

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**12**	**19**		**31**	**202.834**		**202.834**
Directivo	12	19		31	202.834		202.834
Personal Contratado	**48**	**61**		**109**	**2.711.900**		**2.711.900**
Directivo	1	2		3	85.410		85.410
Profesional y Técnico	29	35		64	1.822.090		1.822.090
Personal Administrativo	12	20		32	541.006		541.006
Obrero	6	4		10	263.394		263.394
TOTAL	**60**	**80**		**140**	**2.914.734**		**2.914.734**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	9.887.220
4.02	Materiales, suministros y mercancías	2.043.694
4.03	Servicios no personales	11.791.086
4.04	Activos reales	278.000
4.08	Otros gastos	27.800
	TOTAL	**24.027.800**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**24.000.000**
INGRESOS CORRIENTES ORDINARIOS	24.000.000
TRANSFERENCIAS CORRIENTES	24.000.000
Transferencias corrientes del sector público	24.000.000
Transferencias corrientes internas recibidas del sector público	24.000.000
De la República	24.000.000
Ministerio del Poder Popular para el Ambiente	24.000.000
Recursos Ordinarios	24.000.000
1.2 GASTOS CORRIENTES	**23.749.800**
GASTOS DE CONSUMO	23.749.800
Remuneraciones	9.887.220
Sueldos, salarios y otras retribuciones	2.914.734
Beneficios y complementos de sueldos y salarios	3.181.912
Aportes patronales	184.654
Prestaciones sociales y otras indemnizaciones	1.365.700
Asistencia socioeconómica	2.240.220
Compra de bienes y servicios	13.834.780
Bienes de consumo	2.043.694
Servicios no personales	11.791.086
Depreciación y amortización	27.800
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**250.200**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**278.000**
RECURSOS PROPIOS DE CAPITAL	278.000
Ahorro/ Desahorro en cuenta corriente	250.200
Incremento de la depreciación y amortización acumuladas	27.800

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**278.000**
INVERSIÓN REAL DIRECTA	278.000
Formación bruta de capital fijo	231.200
Maquinaria, equipos y otros bienes muebles	231.200
Bienes intangibles	46.800
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

21
Tribunal Supremo de Justicia

A0475

Fundación Gaceta Forense

FUNDACIÓN GACETA FORENSE

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Gaceta Forense orientará su presupuesto a la administración y soporte del Sistema de Información Documental del Tribunal Supremo de Justicia, así como a la edición y publicación del Fondo Editorial.

En este sentido, considera que la función de edición y publicación es fundamental para la difusión de la normativa legal que afecta al pueblo en general y posibilita la comprensión de los criterios que orientan la función judicial, principal razón de ser del Poder Judicial.

Asimismo, el incremento sostenido de la demanda de publicaciones del Fondo Editorial, impone la necesidad del fortalecimiento de la estructura de apoyo editorial y administrativo, lo que permitirá en primer lugar, diversificar sus colecciones, y en segundo lugar, promover la edición popular de normativa legal; consolidando a la Fundación Gaceta Forense como un fondo editorial del Tribunal Supremo de Justicia.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**2.989.590**
INGRESOS CORRIENTES ORDINARIOS	2.989.590
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	391.127
Venta de bienes	391.127
Ingresos por la venta de publicaciones oficiales y formularios	391.127
INGRESOS DE OPERACIÓN	2.282
Ingresos financieros de instituciones financieras	2.282
TRANSFERENCIAS CORRIENTES	2.138.000
Transferencias corrientes del sector público	2.138.000
Transferencias corrientes internas recibidas del sector público	2.138.000
De la República	2.138.000
OTROS INGRESOS	458.181
Otros ingresos ajenos a la operación	35.066
Otros ingresos ordinarios	423.115
TOTAL RECURSOS	**2.989.590**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**2.768.611**
GASTOS DE CONSUMO	2.279.937
Remuneraciones	180.367
Sueldos, salarios y otras retribuciones	159.563
Beneficios y complementos de sueldos y salarios	1.633
Asistencia socioeconómica	8.800
Otros gastos de personal	10.371
Compra de bienes y servicios	1.877.170
Bienes de consumo	12.000
Servicios no personales	1.865.170
Impuestos indirectos	222.400
TRANSFERENCIAS Y DONACIONES CORRIENTES	488.674
Al sector privado	488.674
Transferencias corrientes al sector privado	488.674
Directas a personas	488.674
Jubilaciones y otros beneficios asociados	488.674
APLICACIONES FINANCIERAS	**220.979**
INVERSIÓN FINANCIERA	220.979
Incremento de otros activos financieros	220.979
Incremento de disponibilidades	220.979
Incremento de bancos	220.979
TOTAL GASTOS	**2.989.590**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116736	Consolidar la Fundación Gaceta Forense	Publicación			10	851.590	2.138.000			2.989.590
TOTAL						851.590	2.138.000			2.989.590

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo		**1**		**1**	**7.392**		**7.392**
Directivo		1		1	7.392		7.392
Personal Contratado	**3**			**3**	**152.171**		**152.171**
Profesional y Técnico	3			3	152.171		152.171
TOTAL	**3**	**1**		**4**	**159.563**		**159.563**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**3**		**3**	**488.674**
Empleados	3		3	488.674
TOTAL	**3**		**3**	**488.674**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	180.367
4.02	Materiales, suministros y mercancías	12.000
4.03	Servicios no personales	2.087.570
4.05	Activos financieros	220.979
4.07	Transferencias y donaciones	488.674
	TOTAL	**2.989.590**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.989.590**
INGRESOS CORRIENTES ORDINARIOS	2.989.590
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	391.127
Venta de bienes	391.127
Ingresos por la venta de publicaciones oficiales y formularios	391.127
INGRESOS DE OPERACIÓN	2.282
Ingresos financieros de instituciones financieras	2.282
TRANSFERENCIAS CORRIENTES	2.138.000
Transferencias corrientes del sector público	2.138.000
Transferencias corrientes internas recibidas del sector público	2.138.000
De la República	2.138.000
Recursos Ordinarios	2.138.000
OTROS INGRESOS	458.181
Otros ingresos ajenos a la operación	35.066
Otros ingresos ordinarios	423.115
1.2 GASTOS CORRIENTES	**2.768.611**
GASTOS DE CONSUMO	2.279.937
Remuneraciones	180.367
Sueldos, salarios y otras retribuciones	159.563
Beneficios y complementos de sueldos y salarios	1.633
Asistencia socioeconómica	8.800
Otros gastos de personal	10.371
Compra de bienes y servicios	1.877.170
Bienes de consumo	12.000
Servicios no personales	1.865.170
Impuestos indirectos	222.400
TRANSFERENCIAS Y DONACIONES CORRIENTES	488.674
Al sector privado	488.674
Transferencias corrientes al sector privado	488.674
Directas a personas	488.674
Jubilaciones y otros beneficios asociados	488.674
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**220.979**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**220.979**
RECURSOS PROPIOS DE CAPITAL	220.979
Ahorro en cuenta corriente	220.979
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**220.979**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**220.979**
SUPERÁVIT FINANCIERO	220.979
3.2 APLICACIONES FINANCIERAS	**220.979**
INVERSIÓN FINANCIERA	220.979
Incremento de otros activos financieros	220.979
Incremento de disponibilidades	220.979
Incremento de bancos	220.979

23
Ministerio Público

Ministerio Público

A0239 Fundación para la Investigación, Capacitación y Desarrollo de la Función Fiscal

A0239

Fundación para la Investigación, Capacitación y Desarrollo de la Función Fiscal

FUNDACIÓN PARA LA INVESTIGACIÓN, CAPACITACIÓN Y DESARROLLO DE LA FUNCIÓN FISCAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para la Investigación, Capacitación y Desarrollo de la Función Fiscal, fue creada mediante resolución del Ministerio Público N° 1353 de fecha 05/09/2011, y publicada en Gaceta Oficial de la República Bolivariana de Venezuela N° 39.757 de fecha 14/09/2011 y nace con el objetivo de propiciar e impulsar la investigación, capacitación y desarrollo de la función fiscal en el ámbito nacional e internacional, manteniendo como línea estratégica el fortalecimiento de las capacidades del recurso humano y la difusión de los métodos de investigación técnica, científica, fiscal y penal para el mejoramiento del nivel académico, científico, social y cultural de todos los que ejercen la función fiscal.

Para el año 2013, se orienta a mantener un funcionamiento de la Fundación acorde con su misión y visión, mediante la realización de las siguientes acciones:

- Realizar las actividades académicas programadas.
- Fortalecer el recurso humano en las diferentes áreas, que coadyuven al logro de las metas propuestas.
- Realización de cursos de especialización y formación académica, para funcionarios abogados que laboran en el Ministerio Público, Sistema de Justicia y Organismos auxiliares, Abogados de libre ejercicio y estudiantes en la carrera de Derecho que se encuentren cursando los últimos semestres, con la finalidad de orientarlos y actualizarlos a las nuevas normas y directrices jurídicas.
- Establecer sinergias con el Ministerio Público para desarrollar programas o proyectos orientados al mejoramiento académico, social, cultural, y científico del proceso penal, con el fin de garantizar los derechos ciudadanos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**3.777.000**
INGRESOS CORRIENTES ORDINARIOS	3.777.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	777.000
Venta de otros bienes y servicios	777.000
TRANSFERENCIAS CORRIENTES	3.000.000
Transferencias corrientes del sector público	3.000.000
Transferencias corrientes internas recibidas del sector público	3.000.000
De la República	3.000.000
FUENTES DE FINANCIAMIENTO	**428.692**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	428.692
Disminución de otros activos financieros	428.692
Disminución de disponibilidades	428.692
Disminución de bancos	428.692
TOTAL RECURSOS	**4.205.692**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**3.461.882**
GASTOS DE CONSUMO	3.461.882
Remuneraciones	2.484.794
Sueldos, salarios y otras retribuciones	995.072
Beneficios y complementos de sueldos y salarios	954.030
Aportes patronales	146.072
Prestaciones sociales y otras indemnizaciones	206.236
Asistencia socioeconómica	183.384
Compra de bienes y servicios	854.188
Bienes de consumo	413.888
Servicios no personales	440.300
Impuestos indirectos	122.900
GASTOS DE CAPITAL	**743.810**
INVERSIÓN REAL DIRECTA	743.810
Formación bruta de capital fijo	743.810
Maquinaria, equipos y otros bienes muebles	315.118
Construcciones de bienes de dominio privado	428.692
TOTAL GASTOS	**4.205.692**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
119546	Infraestructura Física	11-04-2012	31-12-2013	8.568.308	428.692			8.997.000
	TOTAL			8.568.308	428.692			8.997.000

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119486	Desarrollo de las Competencias Profesionales de los Funcionarios del Sistema de Justicia	Actividad Realizada			21	767.136				767.136
119546	Infraestructura Fisica	Sede Adqui-Rehabilit-Equipada			2	428.692				428.692
TOTAL						1.195.828				1.195.828

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		2.384.720			2.384.720
02	Gestión administrativa	9.864	615.280			625.144
TOTAL		9.864	3.000.000			3.009.864

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**7**	**6**		**13**	**883.092**		**883.092**
Directivo	1			1	100.980		100.980
Profesional y Técnico	4	4		8	614.148		614.148
Personal Administrativo	1	2		3	129.696		129.696
Obrero	1			1	38.268		38.268
Personal Contratado	**4**	**4**		**8**	**111.980**		**111.980**
Personal Docente	4	4		8	111.980		111.980
TOTAL	**11**	**10**		**21**	**995.072**		**995.072**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	2.484.794
4.02	Materiales, suministros y mercancías	413.888
4.03	Servicios no personales	563.200
4.04	Activos reales	743.810
	TOTAL	**4.205.692**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.777.000**
INGRESOS CORRIENTES ORDINARIOS	3.777.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	777.000
Venta de otros bienes y servicios	777.000
TRANSFERENCIAS CORRIENTES	3.000.000
Transferencias corrientes del sector público	3.000.000
Transferencias corrientes internas recibidas del sector público	3.000.000
De la República	3.000.000
Recursos Ordinarios	3.000.000
1.2 GASTOS CORRIENTES	**3.461.882**
GASTOS DE CONSUMO	3.461.882
Remuneraciones	2.484.794
Sueldos, salarios y otras retribuciones	995.072
Beneficios y complementos de sueldos y salarios	954.030
Aportes patronales	146.072
Prestaciones sociales y otras indemnizaciones	206.236
Asistencia socioeconómica	183.384
Compra de bienes y servicios	854.188
Bienes de consumo	413.888
Servicios no personales	440.300
Impuestos indirectos	122.900
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**315.118**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**315.118**
RECURSOS PROPIOS DE CAPITAL	315.118
Ahorro en cuenta corriente	315.118

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**743.810**
INVERSIÓN REAL DIRECTA	743.810
Formación bruta de capital fijo	743.810
Maquinaria, equipos y otros bienes muebles	315.118
Construcciones de bienes de dominio privado	428.692
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(428.692)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**428.692**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	428.692
Disminución de otros activos financieros	428.692
Disminución de disponibilidades	428.692
Disminución de bancos	428.692
3.2 APLICACIONES FINANCIERAS	**428.692**
DÉFICIT FINANCIERO	428.692

25
Procuraduría General de la República

Procuraduría General de la República

A0403 Fundación Procuraduría

A0403

Fundación Procuraduría

FUNDACIÓN PROCURADURÍA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Procuraduría es una Institución del Estado, con personalidad jurídica y patrimonio propio, sometida al control y tutela de la Procuraduría General de la República. Su objetivo principal consiste en capacitar y desarrollar, en el área de la Ciencia Jurídica, a los abogados que presten sus servicios en la Administración Pública Nacional y a particulares que deseen ampliar sus conocimientos mediante la realización de cursos, talleres, foros, seminarios, simposios y congresos que contribuyan con su perfil integral.

Para el año 2013, esta Fundación intensifica el programa de formación profesional integral dirigido a los abogados y personal administrativo de la Procuraduría General de la República y de la Administración Pública en general, para contribuir con la defensa de los bienes e intereses patrimoniales de la República.

Los objetivos que persigue la Fundación para este Ejercicio Presupuestario, se establecen para el logro de tres mil ciento setenta (3.170) Individuos Formados, mediante las siguientes acciones:

- Capacitación profesional integral dirigida a los funcionarios de la Procuraduría General de la República.
- Adiestramiento técnico, jurídico y administrativo dirigido a los funcionarios de la Administración Pública.
- Capacitación, política, social y jurídica dirigida a los comunidades organizadas.
- Eventos comunitarios, humanitarios y de atención social.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**2.015.000**
INGRESOS CORRIENTES ORDINARIOS	2.015.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	15.000
Venta de otros bienes y servicios	15.000
TRANSFERENCIAS CORRIENTES	2.000.000
Transferencias corrientes del sector público	2.000.000
Transferencias corrientes internas recibidas del sector público	2.000.000
De la República	2.000.000
FUENTES DE FINANCIAMIENTO	**834.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	834.000
Disminución de otros activos financieros	834.000
Disminución de disponibilidades	834.000
Disminución de bancos	834.000
TOTAL RECURSOS	**2.849.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**2.449.000**
GASTOS DE CONSUMO	2.449.000
Compra de bienes y servicios	2.449.000
Bienes de consumo	1.124.500
Servicios no personales	1.324.500
GASTOS DE CAPITAL	**400.000**
INVERSIÓN REAL DIRECTA	400.000
Formación bruta de capital fijo	400.000
Maquinaria, equipos y otros bienes muebles	400.000
TOTAL GASTOS	**2.849.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118892	Fortalecimiento de las Capacidades Profesionales Integrales con amplio sentido social dirigido a los funcionarios y funcionarias de la Procuraduría General de la República, Administración Pública Nacional y Comunidad Organizada en materia jurídica, técnica y administrativa para la defensa de los derechos, intereses y bienes patrimoniales de la República	Individuo Formado	2.100	1.070	3.170	849.000	2.000.000			2.849.000
	TOTAL					849.000	2.000.000			2.849.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.02	Materiales, suministros y mercancías	1.124.500
4.03	Servicios no personales	1.324.500
4.04	Activos reales	400.000
	TOTAL	**2.849.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.015.000**
INGRESOS CORRIENTES ORDINARIOS	2.015.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	15.000
Venta de otros bienes y servicios	15.000
TRANSFERENCIAS CORRIENTES	2.000.000
Transferencias corrientes del sector público	2.000.000
Transferencias corrientes internas recibidas del sector público	2.000.000
De la República	2.000.000
Recursos Ordinarios	2.000.000
1.2 GASTOS CORRIENTES	**2.449.000**
GASTOS DE CONSUMO	2.449.000
Compra de bienes y servicios	2.449.000
Bienes de consumo	1.124.500
Servicios no personales	1.324.500
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(434.000)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(434.000)**
RECURSOS PROPIOS DE CAPITAL	(434.000)
Desahorro en cuenta corriente	(434.000)
2.2 GASTOS DE CAPITAL	**400.000**
INVERSIÓN REAL DIRECTA	400.000
Formación bruta de capital fijo	400.000
Maquinaria, equipos y otros bienes muebles	400.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(834.000)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**834.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	834.000
Disminución de otros activos financieros	834.000
Disminución de disponibilidades	834.000
Disminución de bancos	834.000
3.2 APLICACIONES FINANCIERAS	**834.000**
DÉFICIT FINANCIERO	834.000

26
Ministerio del Poder Popular para Relaciones Interiores y Justicia

Ministerio del Poder Popular para Relaciones Interiores y Justicia

A0054 Instituto Autónomo de Previsión Social del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas
A0145 Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganíqueles
A0220 Servicio Nacional de Administración y Enajenación de Bienes Asegurados o Incautados, Confiscados y Decomisados
A0229 Fundación Venezolana para la Prevención y Tratamiento del Consumo de Drogas (FUNDAPRET)
A0236 Fondo Nacional de Bomberos y Bomberas y Administración de Emergencias de Carácter Civil
A0270 Fundación Gran Misión a Toda Vida Venezuela
A0423 Fundación Misión Identidad
A0498 Fundación para la Asistencia Social de la Policía Metropolitana (FUNDAPOL)
A0940 Instituto Nacional de Transporte Terrestre (INTT)
A1303 Servicio Autónomo de Registros y Notarías (SAREN)
A1342 Servicio Administrativo de Identificación, Migración y Extranjería (SAIME)
A1355 Fondo Nacional Antidrogas
A1358 Universidad Nacional Experimental de la Seguridad (UNES)
A1605 Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)

A0054

Instituto Autónomo de Previsión Social del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas

INSTITUTO AUTÓNOMO DE PREVISIÓN SOCIAL DEL CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Autónomo de Previsión Social del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas (IPSOPOL), tiene como misión garantizar el derecho que tienen los funcionarios jubilados y activos del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas de acceder a la seguridad social, promoviendo los servicios y sistemas que redunden en beneficios económicos y sociales de sus afiliados y familiares, tales como salud, educación, protección en contingencias de matemidad, enfermedad, invalidez y muerte. Así como administrar de manera eficiente los recursos materiales y financieros del fondo de jubilaciones y pensiones.

En tal sentido, el Instituto presenta las atribuciones siguientes:

- Proporcionar asistencia y protección a los funcionarios activos y jubilados del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas.

- Administrar el fondo de jubilaciones y pensiones.

- Pronunciarse en tomo a la procedencia del otorgamiento de pensiones de sobrevivientes, entre otras.

- Asistir a los funcionarios a través de la contratación de pólizas H.C.M y servicios funerarios.

- Atender las necesidades médicas de los funcionarios activos y jubilados, a través de convenios de atención médica en el interior del país.

- Buscar soluciones y prestar servicios educativos (planes de libre escolaridad a nivel nacional).

- Prestar asistencia psico-social.

- Efectuar el pago puntual de jubilaciones y pensiones.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**149.338.933**
INGRESOS CORRIENTES ORDINARIOS	149.338.933
INGRESOS NO TRIBUTARIOS	34.077.490
Ingresos por aportes y contribuciones a la seguridad social	34.077.490
INGRESOS DE LA PROPIEDAD	2.456.628
Intereses	2.456.628
Intereses internos	2.456.628
Intereses por títulos-valores	2.400.000
Intereses por depósitos	56.628
TRANSFERENCIAS CORRIENTES	112.220.175
Transferencias corrientes del sector público	112.220.175
Transferencias corrientes internas recibidas del sector público	112.220.175
De la República	112.220.175
OTROS INGRESOS	584.640
Otros ingresos ordinarios	584.640
INGRESOS DE CAPITAL	**2.306.663**
RECURSOS PROPIOS DE CAPITAL	2.306.663
Incremento de la depreciación y amortización acumuladas	2.306.663
TOTAL RECURSOS	**151.645.596**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**134.147.544**
GASTOS DE CONSUMO	19.987.369
Remuneraciones	9.360.204
Sueldos, salarios y otras retribuciones	4.553.752
Beneficios y complementos de sueldos y salarios	3.047.575
Aportes patronales	436.308
Prestaciones sociales y otras indemnizaciones	1.002.569
Asistencia socioeconómica	320.000
Compra de bienes y servicios	7.600.262
Bienes de consumo	3.105.654
Servicios no personales	4.494.608
Impuestos indirectos	720.240
Depreciación y amortización	2.306.663
TRANSFERENCIAS Y DONACIONES CORRIENTES	114.160.175
Al sector privado	113.070.175
Transferencias corrientes al sector privado	112.220.175
Directas a personas	112.220.175
Pensiones y otros beneficios asociados	24.150.360
Jubilaciones y otros beneficios asociados	88.069.815
Donaciones corrientes al sector privado	850.000
Donaciones a personas	850.000
Al sector público	1.090.000
Transferencias corrientes al sector público	990.000
A los entes descentralizados sin fines empresariales para sus gastos	990.000
Donaciones corrientes al sector público	100.000
A la República	100.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS DE CAPITAL	**3.225.692**
INVERSIÓN REAL DIRECTA	3.225.692
Formación bruta de capital fijo	3.145.692
Maquinaria, equipos y otros bienes muebles	1.489.000
Construcciones de bienes de dominio privado	1.656.692
Bienes intangibles	80.000
APLICACIONES FINANCIERAS	**14.272.360**
INVERSIÓN FINANCIERA	14.272.360
Adquisición de títulos y valores que no otorgan propiedad	14.272.360
Adquisición de títulos y valores a corto plazo	14.272.360
Adquisición de títulos y valores privados	14.272.360
TOTAL GASTOS	**151.645.596**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118750	Proporcionar un sistema de asistencia social óptimo que brinde mejor calidad de vida a los jubilados y pensionados del CICPC	Pensión y Jubilación Otorgada			4.760	30.036.559	112.220.175			142.256.734
TOTAL						30.036.559	112.220.175			142.256.734

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	9.388.862				9.388.862
02	Gestión administrativa					
TOTAL		9.388.862				9.388.862

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**54**	**26**		**80**	**2.895.456**		**2.895.456**
Profesional y Técnico	50	22		72	2.258.456		2.258.456
Personal Administrativo	4	4		8	637.000		637.000
TOTAL	**54**	**26**		**80**	**2.895.456**		**2.895.456**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**420**	**550**	**970**	**24.150.360**
Empleados	420	550	970	24.150.360
Jubilados	**1.276**	**2.514**	**3.790**	**88.069.815**
Empleados	1.276	2.514	3.790	88.069.815
TOTAL	**1.696**	**3.064**	**4.760**	**112.220.175**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	9.360.204
4.02	Materiales, suministros y mercancías	3.105.654
4.03	Servicios no personales	5.214.848
4.04	Activos reales	3.225.692
4.05	Activos financieros	14.272.360
4.07	Transferencias y donaciones	114.160.175
4.08	Otros gastos	2.306.663
	TOTAL	**151.645.596**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**149.338.933**
INGRESOS CORRIENTES ORDINARIOS	149.338.933
INGRESOS NO TRIBUTARIOS	34.077.490
Ingresos por aportes y contribuciones a la seguridad social	34.077.490
INGRESOS DE LA PROPIEDAD	2.456.628
Intereses	2.456.628
Intereses internos	2.456.628
Intereses por títulos-valores	2.400.000
Intereses por depósitos	56.628
TRANSFERENCIAS CORRIENTES	112.220.175
Transferencias corrientes del sector público	112.220.175
Transferencias corrientes internas recibidas del sector público	112.220.175
De la República	112.220.175
Recursos Ordinarios	112.220.175
OTROS INGRESOS	584.640
Otros ingresos ordinarios	584.640
1.2 GASTOS CORRIENTES	**134.147.544**
GASTOS DE CONSUMO	19.987.369
Remuneraciones	9.360.204
Sueldos, salarios y otras retribuciones	4.553.752
Beneficios y complementos de sueldos y salarios	3.047.575
Aportes patronales	436.308
Prestaciones sociales y otras indemnizaciones	1.002.569
Asistencia socioeconómica	320.000
Compra de bienes y servicios	7.600.262
Bienes de consumo	3.105.654
Servicios no personales	4.494.608
Impuestos indirectos	720.240
Depreciación y amortización	2.306.663

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
TRANSFERENCIAS Y DONACIONES CORRIENTES	114.160.175
Al sector privado	113.070.175
Transferencias corrientes al sector privado	112.220.175
Directas a personas	112.220.175
Pensiones y otros beneficios asociados	24.150.360
Jubilaciones y otros beneficios asociados	88.069.815
Donaciones corrientes al sector privado	850.000
Donaciones a personas	850.000
Al sector público	1.090.000
Transferencias corrientes al sector público	990.000
A los entes descentralizados sin fines empresariales para sus gastos	990.000
Donaciones corrientes al sector público	100.000
A la República	100.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**15.191.389**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**17.498.052**
RECURSOS PROPIOS DE CAPITAL	17.498.052
Ahorro/ Desahorro en cuenta corriente	15.191.389
Incremento de la depreciación y amortización acumuladas	2.306.663
2.2 GASTOS DE CAPITAL	**3.225.692**
INVERSIÓN REAL DIRECTA	3.225.692
Formación bruta de capital fijo	3.145.692
Maquinaria, equipos y otros bienes muebles	1.489.000
Construcciones de bienes de dominio privado	1.656.692
Bienes intangibles	80.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**14.272.360**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**14.272.360**
SUPERÁVIT FINANCIERO	14.272.360
3.2 APLICACIONES FINANCIERAS	**14.272.360**
INVERSIÓN FINANCIERA	14.272.360
Adquisición de títulos y valores que no otorgan propiedad	14.272.360
Adquisición de títulos y valores a corto plazo	14.272.360
Adquisición de títulos y valores privados	14.272.360

A0145

Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganíqueles

COMISIÓN NACIONAL DE CASINOS, SALAS DE BINGO Y MÁQUINAS TRAGANÍQUELES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganíqueles (CNC), es un órgano desconcentrado adscrito al Ministerio del Poder Popular para Relaciones Interiores y Justicia con autonomía funcional, responsable de regular y controlar la explotación de la actividad de casinos, salas de bingo y máquinas traganíqueles en el territorio nacional de conformidad con la Ley que rige la materia y demás disposiciones legales.

Para el ejercicio económico financiero 2013, la CNC ejecutará el proyecto "Regulación y Control de los Casinos, Salas de Bingo y Máquinas Traganíqueles (Fase II)" mediante el cual continuará ejerciendo acciones de control, inspección y fiscalización de las empresas licenciatarias, empresas relacionadas, y erradicando la proliferación de establecimientos ilegales donde se lleva a cabo de forma ilícita dicha actividad incumpliendo con los deberes formales y materiales dispuestos en la Ley. Aunado a ello, se desarrollan acciones para suprimir la comisión de delitos de delincuencia organizada relacionados con ésta actividad, tales como: legitimación de capitales, financiamiento al terrorismo y contrabando (entre otros), lo cual agrava la situación de ilegalidad y la concluyen en un problema de seguridad nacional, económica y de gran riesgo social. Todo ello con el fin de proteger a la comunidad en general y combatir el delito en todas sus manifestaciones.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**3.658.258**
INGRESOS CORRIENTES ORDINARIOS	3.658.258
TRANSFERENCIAS CORRIENTES	3.096.158
Transferencias corrientes del sector público	3.096.158
Transferencias corrientes internas recibidas del sector público	3.096.158
De la República	3.096.158
OTROS INGRESOS	562.100
Otros ingresos ordinarios	562.100
INGRESOS DE CAPITAL	**371.153**
RECURSOS PROPIOS DE CAPITAL	371.153
Incremento de la depreciación y amortización acumuladas	371.153
TOTAL RECURSOS	**4.029.411**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**4.029.411**
GASTOS DE CONSUMO	4.029.411
Remuneraciones	2.510.155
Sueldos, salarios y otras retribuciones	1.050.425
Beneficios y complementos de sueldos y salarios	1.175.783
Asistencia socioeconómica	283.947
Compra de bienes y servicios	971.909
Bienes de consumo	562.100
Servicios no personales	409.809
Impuestos indirectos	176.194
Depreciación y amortización	371.153
TOTAL GASTOS	**4.029.411**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117945	Regulación y Control de Casinos, Salas de Bingo y Máquinas Traganíqueles (Fase II)	Inspección y Fiscalización			58	221.880	1.436.910			1.658.790
	TOTAL					221.880	1.436.910			1.658.790

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		1.185.848			1.185.848
02	Gestión administrativa	711.373	473.400			1.184.773
	TOTAL	711.373	1.659.248			2.370.621

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**49**	**25**	7	81	**490.842**		**490.842**
Directivo	12	7	4	23	96.813		96.813
Profesional y Técnico	23	8	2	33	240.085		240.085
Personal Administrativo	14	8	1	23	141.279		141.279
Obrero		2		2	12.665		12.665
Personal Contratado	**1**	**4**		**5**	**42.428**		**42.428**
Personal Administrativo	1	4		5	42.428		42.428
TOTAL	**50**	**29**	**7**	**86**	**533.270**		**533.270**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	2.510.155
4.02	Materiales, suministros y mercancías	562.100
4.03	Servicios no personales	586.003
4.08	Otros gastos	371.153
	TOTAL	**4.029.411**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.658.258**
INGRESOS CORRIENTES ORDINARIOS	3.658.258
TRANSFERENCIAS CORRIENTES	3.096.158
Transferencias corrientes del sector público	3.096.158
Transferencias corrientes internas recibidas del sector público	3.096.158
De la República	3.096.158
Recursos Ordinarios	3.096.158
OTROS INGRESOS	562.100
Otros ingresos ordinarios	562.100
1.2 GASTOS CORRIENTES	**4.029.411**
GASTOS DE CONSUMO	4.029.411
Remuneraciones	2.510.155
Sueldos, salarios y otras retribuciones	1.050.425
Beneficios y complementos de sueldos y salarios	1.175.783
Asistencia socioeconómica	283.947
Compra de bienes y servicios	971.909
Bienes de consumo	562.100
Servicios no personales	409.809
Impuestos indirectos	176.194
Depreciación y amortización	371.153
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(371.153)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**0**
Ahorro/ Desahorro en cuenta corriente	(371.153)
Incremento de la depreciación y amortización acumuladas	371.153
2.2 GASTOS DE CAPITAL	**0**
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0220

Servicio Nacional de Administración y Enajenación de Bienes Asegurados o Incautados, Confiscados y Decomisados

SERVICIO NACIONAL DE ADMINISTRACIÓN Y ENAJENACIÓN DE BIENES ASEGURADOS O INCAUTADOS, CONFISCADOS Y DECOMISADOS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Servicio Nacional de Administración y Enajenación de Bienes Asegurados o Incautados, Confiscados y Decomisados (SNB), servicio desconcentrado especializado, sin personalidad jurídica, dependiente de la Oficina Nacional Antidrogas, con autonomía técnica y capacidad de gestión administrativa, operativa, presupuestaria, financiera y de disposición, el cual se regirá por la Ley Orgánica de Drogas, el presente Decreto y Reglamentos.

Le corresponde al SNB, ser el órgano encargado de la planificación, organización, funcionamiento, administración, disposición, liquidación, enajenación, custodia, inspección, vigilancia, procedimientos y control dentro y fuera del país, sobre los bienes muebles e inmuebles, capitales, naves y aeronaves, vehículos automotores, obras de arte y joyas, semovientes, activos y haberes bancarios, acciones y derechos asignados por los Tribunales Penales del país, conforme a la ley que regula la materia de drogas, sin perjuicio de otros bienes, derechos y acciones que conforme a su competencia se le atribuyan.

Considerando los impactos de los lineamientos del Plan del Desarrollo Económico Social para el período 2007-2013 y el Plan Nacional Antidrogas 2009-2013, y las estimaciones propias del SNB de las activaciones que originarán los Tribunales Penales del País correspondientes se estimo el Presupuesto de Gasto del SNB, para el periodo de 2013, se continuará con la Estructura Presupuestaria conformada por dos Acciones Centralizadas y el Proyecto "Optimización de la administración, disposición, manejo y custodia de fondos y bienes asignados provenientes de los delitos" con cuatros acciones específicas.

Para el año 2013 el SNB se enfrentará a una combinación de gastos que va ha depender de los bienes que le sean asignados por los tribunales más los ya existentes y originados en el último semestre de 2012, una vez determinados sus estatus definitivos, tales como asignación de administradores especiales o administración directa, en materia de seguro se considera también la hipótesis de asegurar algunos bienes, como carros o aviones, entre otros, que por circunstancias especiales se requieran proteger. Con respecto a las Transferencias se considero los posibles aportes a proyectos especiales de acuerdo a lo señalado en el Decreto de creación del Servicio.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**40.315.959**
INGRESOS CORRIENTES ORDINARIOS	40.315.959
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	29.198.546
Venta de otros bienes y servicios	29.198.546
INGRESOS DE OPERACIÓN	810.741
Otros ingresos de operación	810.741
INGRESOS DE LA PROPIEDAD	5.306.672
Intereses	5.306.672
Intereses internos	5.306.672
Intereses por depósitos	5.306.672
TRANSFERENCIAS CORRIENTES	5.000.000
Transferencias corrientes del sector público	5.000.000
Transferencias corrientes internas recibidas del sector público	5.000.000
De la República	5.000.000
TOTAL RECURSOS	**40.315.959**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**35.384.282**
GASTOS DE CONSUMO	22.601.439
Remuneraciones	16.430.148
Sueldos, salarios y otras retribuciones	3.526.424
Beneficios y complementos de sueldos y salarios	9.554.442
Aportes patronales	1.287.185
Prestaciones sociales y otras indemnizaciones	1.560.293
Asistencia socioeconómica	501.804
Compra de bienes y servicios	6.171.291
Bienes de consumo	2.548.199
Servicios no personales	3.623.092
TRANSFERENCIAS Y DONACIONES CORRIENTES	12.782.843
Al sector público	12.782.843
Transferencias corrientes al sector público	12.782.843
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	12.782.843
GASTOS DE CAPITAL	**1.452.400**
INVERSIÓN REAL DIRECTA	1.452.400
Formación bruta de capital fijo	1.452.400
Maquinaria, equipos y otros bienes muebles	1.452.400
APLICACIONES FINANCIERAS	**3.479.277**
INVERSIÓN FINANCIERA	3.479.277
Incremento de otros activos financieros	3.479.277
Incremento de disponibilidades	3.479.277
Incremento de bancos	3.479.277
TOTAL GASTOS	**40.315.959**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118044	Optimización de la administración, disposición, manejo y custodia de fondos y bienes provenientes de los delitos	Informe			2.021	24.460.948				24.460.948
TOTAL						24.460.948				24.460.948

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	6.889.168	3.000.000			9.889.168
02	Gestión administrativa	3.965.843	2.000.000			5.965.843
	TOTAL	10.855.011	5.000.000			15.855.011

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	57	52		109	3.526.424		3.526.424
Directivo	6	5		11	293.077		293.077
Profesional y Técnico	43	45		88	2.897.499		2.897.499
Personal Administrativo	7			7	262.120		262.120
Obrero	1	2		3	73.728		73.728
TOTAL	57	52		109	3.526.424		3.526.424

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	16.430.148
4.02	Materiales, suministros y mercancías	2.548.199
4.03	Servicios no personales	3.623.092
4.04	Activos reales	1.452.400
4.05	Activos financieros	3.479.277
4.07	Transferencias y donaciones	12.782.843
	TOTAL	40.315.959

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**40.315.959**
INGRESOS CORRIENTES ORDINARIOS	40.315.959
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	29.198.546
Venta de otros bienes y servicios	29.198.546
INGRESOS DE OPERACIÓN	810.741
Otros ingresos de operación	810.741
INGRESOS DE LA PROPIEDAD	5.306.672
Intereses	5.306.672
Intereses internos	5.306.672
Intereses por depósitos	5.306.672
TRANSFERENCIAS CORRIENTES	5.000.000
Transferencias corrientes del sector público	5.000.000
Transferencias corrientes internas recibidas del sector público	5.000.000
De la República	5.000.000
Recursos Ordinarios	5.000.000
1.2 GASTOS CORRIENTES	**35.384.282**
GASTOS DE CONSUMO	22.601.439
Remuneraciones	16.430.148
Sueldos, salarios y otras retribuciones	3.526.424
Beneficios y complementos de sueldos y salarios	9.554.442
Aportes patronales	1.287.185
Prestaciones sociales y otras indemnizaciones	1.560.293
Asistencia socioeconómica	501.804
Compra de bienes y servicios	6.171.291
Bienes de consumo	2.548.199
Servicios no personales	3.623.092
TRANSFERENCIAS Y DONACIONES CORRIENTES	12.782.843
Al sector público	12.782.843
Transferencias corrientes al sector público	12.782.843
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	12.782.843
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**4.931.677**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.931.677**
RECURSOS PROPIOS DE CAPITAL	4.931.677
Ahorro/ Desahorro en cuenta corriente	4.931.677
2.2 GASTOS DE CAPITAL	**1.452.400**
INVERSIÓN REAL DIRECTA	1.452.400
Formación bruta de capital fijo	1.452.400
Maquinaria, equipos y otros bienes muebles	1.452.400
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**3.479.277**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**3.479.277**
SUPERÁVIT FINANCIERO	3.479.277
3.2 APLICACIONES FINANCIERAS	**3.479.277**
INVERSIÓN FINANCIERA	3.479.277
Incremento de otros activos financieros	3.479.277
Incremento de disponibilidades	3.479.277
Incremento de bancos	3.479.277

A0229

Fundación Venezolana para la Prevención y Tratamiento del Consumo de Drogas (FUNDAPRET)

FUNDACIÓN VENEZOLANA PARA LA PREVENCIÓN Y TRATAMIENTO DEL CONSUMO DE DROGAS (FUNDAPRET)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Fundación Venezolana para la Prevención y Tratamiento del Consumo de Drogas (FUNDAPRET) contribuye con el Desarrollo, Financiamiento y Ejecución de los Planes de Prevención Integral Social, Tratamiento, Rehabilitación y Reincorporación Social, así como de Seguridad y Defensa en el ámbito de control del Tráfico ilícito de Sustancias Estupefacientes Psicotrópicas, desarrollados por la Oficina Nacional Antidrogas.

En virtud de la relevancia de sus funciones la FUNDAPRET, requiere la asignación de Recursos Presupuestarios, para desarrollar proyectos dirigidos a la prevención y protección social de niños, niñas, jóvenes, adolescentes, adultos y discapacitados, así como el apoyo en la donación a diferentes organismos de tecnología de punta, equipos automotores, marítimos, aéreos y terrestres, así como la implementación de talleres, cursos, charlas, encuentros, conferencias, seminarios y actividades recreativas y deportivas, dirigidas a la prevención del consumo de drogas.

Su financiamiento lo obtendrá de los aportes ordinarios provenientes de la Ley de Presupuesto y los extraordinarios, que le sean asignados por el órgano de adscripción. Los bienes, derechos y acciones de cualquier naturaleza que le sean transferidos, adscritos o asignados por el Ejecutivo Nacional. Los bienes e ingresos de su gestión, cuya administración se efectuará de conformidad con la legislación correspondiente, referida a estatutos y la normativa aplicable a las fundaciones del Estado; las donaciones, legados, aportes, subvenciones y demás liberaciones que reciba de personas naturales y jurídicas, nacionales e internacionales, de carácter público o privado, previa autorización del Ministerio del Poder Popular para Relaciones Interiores y Justicia. Los bienes o ingresos propios que obtengan por colocaciones e inversiones lícitas, financieras y económicas. Los beneficios que obtengan en la gestión de los programas de financiamiento e inversión dirigidos a las políticas de prevención, tratamiento, rehabilitación y reinserción promovidas por la Oficina Nacional Antidrogas (ONA). Otros aportes, ingresos o bienes que se destinen al cumplimiento de su objeto adquiridos por cualquier otro título.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**772.612.365**
INGRESOS CORRIENTES ORDINARIOS	772.612.365
TRANSFERENCIAS CORRIENTES	762.259.942
Transferencias corrientes del sector público	762.259.942
Transferencias corrientes internas recibidas del sector público	762.259.942
De los entes descentralizados sin fines empresariales	762.259.942
OTROS INGRESOS	10.352.423
Otros ingresos ordinarios	10.352.423
INGRESOS DE CAPITAL	**1.200**
RECURSOS PROPIOS DE CAPITAL	1.200
Incremento de la depreciación y amortización acumuladas	1.200
TOTAL RECURSOS	**772.613.565**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**771.609.423**
GASTOS DE CONSUMO	89.398.483
Remuneraciones	4.192.957
Sueldos, salarios y otras retribuciones	1.976.369
Beneficios y complementos de sueldos y salarios	1.601.324
Aportes patronales	214.292
Prestaciones sociales y otras indemnizaciones	377.240
Asistencia socioeconómica	23.732
Compra de bienes y servicios	2.944.384
Bienes de consumo	489.964
Servicios no personales	2.454.420
Impuestos indirectos	82.259.942
Depreciación y amortización	1.200
TRANSFERENCIAS Y DONACIONES CORRIENTES	682.210.940
Al sector público	682.210.940
Transferencias corrientes al sector público	410.940
A los entes descentralizados sin fines empresariales para sus gastos	410.940
Donaciones corrientes al sector público	681.800.000
A los entes descentralizados sin fines empresariales	681.800.000
GASTOS DE CAPITAL	**343.000**
INVERSIÓN REAL DIRECTA	343.000
Formación bruta de capital fijo	223.000
Maquinaria, equipos y otros bienes muebles	223.000
Bienes intangibles	120.000
APLICACIONES FINANCIERAS	**661.142**
INVERSIÓN FINANCIERA	661.142
Incremento de otros activos financieros	661.142
Incremento de disponibilidades	661.142
Incremento de bancos	661.142
TOTAL GASTOS	**772.613.565**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117934	Desarrollar, financiar y ejecutar proyectos y programas a nivel nacional, regional y local, en materia de prevención del trafico ilicito, consumo, tratamiento, rehabilitacion y reinsercion social de personas consumidoras de estupefacientes y sustancias psicotrópicas.	Población Atendida			9.050.031				761.600.000	761.600.000
TOTAL									**761.600.000**	**761.600.000**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	4.203.843				4.203.843
02	Gestión administrativa	6.809.722				6.809.722
TOTAL		**11.013.565**				**11.013.565**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**15**	**16**		**31**	**1.078.312**		**1.078.312**
Directivo	2	1		3	110.450		110.450
Profesional y Técnico	6	7		13	478.615		478.615
Personal Administrativo	7	8		15	489.247		489.247
TOTAL	**15**	**16**		**31**	**1.078.312**		**1.078.312**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	4.192.957
4.02	Materiales, suministros y mercancías	489.964
4.03	Servicios no personales	84.714.362
4.04	Activos reales	343.000
4.05	Activos financieros	661.142
4.07	Transferencias y donaciones	682.210.940
4.08	Otros gastos	1.200
	TOTAL	**772.613.565**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**772.612.365**
INGRESOS CORRIENTES ORDINARIOS	772.612.365
TRANSFERENCIAS CORRIENTES	762.259.942
Transferencias corrientes del sector público	762.259.942
Transferencias corrientes internas recibidas del sector público	762.259.942
De los entes descentralizados sin fines empresariales	762.259.942
OTROS INGRESOS	10.352.423
Otros ingresos ordinarios	10.352.423
1.2 GASTOS CORRIENTES	**771.609.423**
GASTOS DE CONSUMO	89.398.483
Remuneraciones	4.192.957
Sueldos, salarios y otras retribuciones	1.976.369
Beneficios y complementos de sueldos y salarios	1.601.324
Aportes patronales	214.292
Prestaciones sociales y otras indemnizaciones	377.240
Asistencia socioeconómica	23.732
Compra de bienes y servicios	2.944.384
Bienes de consumo	489.964
Servicios no personales	2.454.420
Impuestos indirectos	82.259.942
Depreciación y amortización	1.200
TRANSFERENCIAS Y DONACIONES CORRIENTES	682.210.940
Al sector público	682.210.940
Transferencias corrientes al sector público	410.940
A los entes descentralizados sin fines empresariales para sus gastos	410.940
Donaciones corrientes al sector público	681.800.000
A los entes descentralizados sin fines empresariales	681.800.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.002.942**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.004.142**
RECURSOS PROPIOS DE CAPITAL	1.004.142
Ahorro/ Desahorro en cuenta corriente	1.002.942
Incremento de la depreciación y amortización acumuladas	1.200
2.2 GASTOS DE CAPITAL	**343.000**
INVERSIÓN REAL DIRECTA	343.000
Formación bruta de capital fijo	223.000
Maquinaria, equipos y otros bienes muebles	223.000
Bienes intangibles	120.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**661.142**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**661.142**
SUPERÁVIT FINANCIERO	661.142
3.2 APLICACIONES FINANCIERAS	**661.142**
INVERSIÓN FINANCIERA	661.142
Incremento de otros activos financieros	661.142
Incremento de disponibilidades	661.142
Incremento de bancos	661.142

A0236

Fondo Nacional de Bomberos y Bomberas y Administración de Emergencias de Carácter Civil

FONDO NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Fondo Nacional de Bomberos y Bomberas y Administración de Emergencias de Carácter Civil (FONBE), tiene como propósito promover la prevención de accidentes y hechos violentos; razón por la cual es competente desarrollar programas y proyectos que permitan la capacitación del talento humano y la implementación de planes de dotación a los Cuerpos de Bomberos y Bomberas de Administración de Emergencia de Carácter Civil a nivel Nacional, impulsando de esta manera el avance tecnológico y de capacitación en función de consolidar los procesos de recaudación de fondos y de identificación de las diferentes condiciones de riesgo, amenaza y vulnerabilidad en espacios tanto públicos como privados, así como también salvaguardar la vida y los bienes de la ciudadanía ante los riesgos de incendios u otros siniestros. Siguiendo así, la línea de acción estratégica la promoción de la Suprema Felicidad Social enmarcada en el Plan de Desarrollo Económico y Social de la Nación 2007-2013.

Cabe destacar, la importancia que tiene para avanzar en la conformación de la nueva estructura social, a través del trabajo mancomunado con los organismos competentes en materia de atención de emergencias y prevención de riesgos y desastres, con la finalidad de promover el fortalecimiento institucional que permita la atención directa y permanente de las emergencias de índole socio-naturales u otro origen.
El patrimonio y los ingresos FONBE estarán constituidos por:

- El aporte equivalente al uno por ciento (1%) del monto de las primas de las pólizas de seguro cobradas por las entidades aseguradoras en el ramo de incendios.

- Los recursos propios de capital equivalentes al incremento de la depreciación acumulada de máquinas, muebles y demás equipos de oficina y alojamiento.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**8.511.000**
INGRESOS CORRIENTES ORDINARIOS	8.511.000
OTROS INGRESOS	8.511.000
Otros ingresos ordinarios	8.511.000
INGRESOS DE CAPITAL	**6.750**
RECURSOS PROPIOS DE CAPITAL	6.750
Incremento de la depreciación y amortización acumuladas	6.750
FUENTES DE FINANCIAMIENTO	**7.247.282**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	7.247.282
Disminución de otros activos financieros	7.247.282
Disminución de disponibilidades	7.247.282
Disminución de bancos	7.247.282
TOTAL RECURSOS	**15.765.032**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**4.486.206**
GASTOS DE CONSUMO	4.136.206
Remuneraciones	1.865.732
Sueldos, salarios y otras retribuciones	1.044.468
Beneficios y complementos de sueldos y salarios	432.000
Aportes patronales	146.368
Prestaciones sociales y otras indemnizaciones	203.288
Asistencia socioeconómica	39.608
Compra de bienes y servicios	2.012.003
Bienes de consumo	977.328
Servicios no personales	1.034.675
Impuestos indirectos	251.721
Depreciación y amortización	6.750
TRANSFERENCIAS Y DONACIONES CORRIENTES	350.000
Al sector público	350.000
Transferencias corrientes al sector público	350.000
A los entes descentralizados sin fines empresariales para sus gastos	350.000
GASTOS DE CAPITAL	**11.278.826**
INVERSIÓN REAL DIRECTA	270.000
Formación bruta de capital fijo	270.000
Maquinaria, equipos y otros bienes muebles	270.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	11.008.826
Al sector público	11.008.826
Donaciones de capital al sector público	11.008.826
A la República	1.008.826
A los entes descentralizados sin fines empresariales	10.000.000
TOTAL GASTOS	**15.765.032**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118694	Fortalecer los Distintos Cuerpos de Bomberos y Bomberas y Administración de Emergencia de Carácter Civil, a través del financiamiento de programas de capacitación del talento humano y planes dirigidos a la dotación, y recuperación de equipos especializados para la atención de emergencias.	Proyecto			5	11.008.826				11.008.826
TOTAL						11.008.826				11.008.826

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.872.536				1.872.536
02	Gestión administrativa	2.883.670				2.883.670
	TOTAL	**4.756.206**				**4.756.206**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	6	9		15	795.780		795.780
Directivo		1		1	53.052		53.052
Profesional y Técnico	6	8		14	742.728		742.728
TOTAL	6	9		15	795.780		795.780

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	1.865.732
4.02	Materiales, suministros y mercancías	977.328
4.03	Servicios no personales	1.286.396
4.04	Activos reales	270.000
4.07	Transferencias y donaciones	11.358.826
4.08	Otros gastos	6.750
	TOTAL	15.765.032

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**8.511.000**
INGRESOS CORRIENTES ORDINARIOS	8.511.000
OTROS INGRESOS	8.511.000
Otros ingresos ordinarios	8.511.000
1.2 GASTOS CORRIENTES	**4.486.206**
GASTOS DE CONSUMO	4.136.206
Remuneraciones	1.865.732
Sueldos, salarios y otras retribuciones	1.044.468
Beneficios y complementos de sueldos y salarios	432.000
Aportes patronales	146.368
Prestaciones sociales y otras indemnizaciones	203.288
Asistencia socioeconómica	39.608
Compra de bienes y servicios	2.012.003
Bienes de consumo	977.328
Servicios no personales	1.034.675
Impuestos indirectos	251.721
Depreciación y amortización	6.750
TRANSFERENCIAS Y DONACIONES CORRIENTES	350.000
Al sector público	350.000
Transferencias corrientes al sector público	350.000
A los entes descentralizados sin fines empresariales para sus gastos	350.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**4.024.794**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.031.544**
RECURSOS PROPIOS DE CAPITAL	4.031.544
Ahorro/ Desahorro en cuenta corriente	4.024.794
Incremento de la depreciación y amortización acumuladas	6.750
2.2 GASTOS DE CAPITAL	**11.278.826**
INVERSIÓN REAL DIRECTA	270.000
Formación bruta de capital fijo	270.000
Maquinaria, equipos y otros bienes muebles	270.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	11.008.826
Al sector público	11.008.826
Donaciones de capital al sector público	11.008.826
A la República	1.008.826
A los entes descentralizados sin fines empresariales	10.000.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(7.247.282)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**7.247.282**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	7.247.282
Disminución de otros activos financieros	7.247.282
Disminución de disponibilidades	7.247.282
Disminución de bancos	7.247.282
3.2 APLICACIONES FINANCIERAS	**7.247.282**
DÉFICIT FINANCIERO	7.247.282

A0270

Fundación Gran Misión a Toda Vida Venezuela

FUNDACIÓN GRAN MISIÓN A TODA VIDA VENEZUELA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Gran Misión A Toda Vida Venezuela tiene como propósito fundamental diseñar, construir, implementar y darle seguimiento a una política pública de seguridad ciudadana y convivencia, que sea integral, participativa, de alcance nacional y debidamente coordinada y articulada con los distintos organismos públicos, organizaciones sociales y comunidades interesadas en la construcción de una sociedad más justa y amante de la paz, donde el derecho a la vida esté plenamente garantizado.

El objetivo general del proyecto presupuestario "Medios Alternativos de Resolución de Conflictos" (Fase II) es actuar preventivamente en la resolución de los conflictos que se presenten entre los habitantes de las comunidades, por lo cual es necesario la creación de espacios comunitarios de mediación y abordaje de problemas de convivencia que permitan su resolución a través de mecanismos alternativos a la vía judicial.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
FUENTES DE FINANCIAMIENTO	**10.544.099**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	10.544.099
Disminución de otros activos financieros	10.544.099
Disminución de disponibilidades	10.544.099
Disminución de bancos	10.544.099
TOTAL RECURSOS	**10.544.099**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**10.544.099**
GASTOS DE CONSUMO	10.544.099
Remuneraciones	10.501.158
Sueldos, salarios y otras retribuciones	3.918.231
Beneficios y complementos de sueldos y salarios	6.582.927
Compra de bienes y servicios	38.340
Servicios no personales	38.340
Impuestos indirectos	4.601
TOTAL GASTOS	**10.544.099**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119678	Medios Alternativos de Resolución de Conflictos (Fase II)	Centro			40				5.807.525	5.807.525
	TOTAL								5.807.525	5.807.525

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras				4.736.574	4.736.574
	TOTAL				4.736.574	4.736.574

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo		**1**		**1**	**33.200**		**33.200**
Altos Funcionarios y de Elección Popular		1		1	33.200		33.200
Personal Contratado	**152**	**131**		**283**	**3.885.031**		**3.885.031**
Directivo	1	3		4	132.800		132.800
Profesional y Técnico	137	100		237	3.324.196		3.324.196
Personal Administrativo	14	28		42	428.035		428.035
TOTAL	152	132		284	3.918.231		3.918.231

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	10.501.158
4.03	Servicios no personales	42.941
	TOTAL	**10.544.099**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.2 GASTOS CORRIENTES	**10.544.099**
GASTOS DE CONSUMO	10.544.099
Remuneraciones	10.501.158
Sueldos, salarios y otras retribuciones	3.918.231
Beneficios y complementos de sueldos y salarios	6.582.927
Compra de bienes y servicios	38.340
Servicios no personales	38.340
Impuestos indirectos	4.601
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(10.544.099)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(10.544.099)**
RECURSOS PROPIOS DE CAPITAL	(10.544.099)
Ahorro/ Desahorro en cuenta corriente	(10.544.099)
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(10.544.099)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**10.544.099**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	10.544.099
Disminución de otros activos financieros	10.544.099
Disminución de disponibilidades	10.544.099
Disminución de bancos	10.544.099
3.2 APLICACIONES FINANCIERAS	**10.544.099**
DÉFICIT FINANCIERO	10.544.099

A0423

Fundación Misión Identidad

FUNDACIÓN MISIÓN IDENTIDAD

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Misión Identidad, como organismo de apoyo al Servicio Administrativo de Identificación, Migración y Extranjería (SAIME), específicamente en la emisión de cédulas de identidad y en la ejecución de los proyectos de transformación y modernización de la infraestructura física y su plataforma tecnológica, tiene el compromiso de seguir encaminando sus esfuerzos en la implantación del proyecto de cedulación electrónica, aportando la adecuación de la infraestructura y del talento humano capacitado para mejorar significativamente la operatividad del sistema de identificación, migración y extranjería.

Continuando con la misión de la Fundación Misión Identidad, de otorgar apoyo a la ejecución de las actividades relacionadas con los programas y proyectos contenidos en el Plan Extraordinario Misión Identidad, así como coadyuvar en los procesos de otorgamiento de documentos públicos que demuestren la identidad de los ciudadanos (as) y a los fines de salvaguardar los derechos constitucionales que posee toda persona de obtener un nombre propio y los documentos que comprueben su identidad biológica, para el período 2013, prevé mantener el proceso de cedulación actual por renovación a través de la emisión de 1.800.000 documentos de identificación, a fin de proveer a los ciudadanos que no posean la cédula de identidad, ya sea por extravío, pérdida, robo o cualquier otra eventualidad, de un medio de identificación fiable, rápido y veras mientras se concluye el proceso de transición de la Cédula Electrónica y, seguir ofreciendo un servicio de excelente calidad a los usuarios, perfeccionando sus métodos de atención al pueblo, contribuyendo a satisfacer las necesidades en materia de identificación, derecho consagrado en la Carta Magna de la República Bolivariana de Venezuela.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**136.353.952**
INGRESOS CORRIENTES ORDINARIOS	136.353.952
TRANSFERENCIAS CORRIENTES	136.353.952
Transferencias corrientes del sector público	136.353.952
Transferencias corrientes internas recibidas del sector público	136.353.952
De la República	136.353.952
INGRESOS DE CAPITAL	**346.516**
RECURSOS PROPIOS DE CAPITAL	346.516
Incremento de la depreciación y amortización acumuladas	346.516
TOTAL RECURSOS	**136.700.468**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**136.700.468**
GASTOS DE CONSUMO	125.200.468
Remuneraciones	123.795.552
Sueldos, salarios y otras retribuciones	67.507.961
Beneficios y complementos de sueldos y salarios	45.287.591
Aportes patronales	5.000.000
Prestaciones sociales y otras indemnizaciones	6.000.000
Compra de bienes y servicios	945.000
Servicios no personales	945.000
Impuestos indirectos	113.400
Depreciación y amortización	346.516
TRANSFERENCIAS Y DONACIONES CORRIENTES	11.500.000
Al sector público	11.500.000
Transferencias corrientes al sector público	11.500.000
A los entes descentralizados sin fines empresariales para sus gastos	11.500.000
TOTAL GASTOS	**136.700.468**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117595	Contribuir al Proceso de Emisión de Cédula.	Cédula			1.800.000	346.516	89.705.135			90.051.651
TOTAL						346.516	89.705.135			90.051.651

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		35.148.817			35.148.817
02	Gestión administrativa		11.500.000			11.500.000
TOTAL			46.648.817			46.648.817

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	2.164	2.192		4.356	57.829.011		57.829.011
Profesional y Técnico	1.079	874		1.953	32.276.796		32.276.796
Personal Administrativo	1.085	1.318		2.403	25.552.215		25.552.215
TOTAL	2.164	2.192		4.356	57.829.011		57.829.011

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	123.795.552
4.03	Servicios no personales	1.058.400
4.07	Transferencias y donaciones	11.500.000
4.08	Otros gastos	346.516
	TOTAL	136.700.468

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**136.353.952**
INGRESOS CORRIENTES ORDINARIOS	136.353.952
TRANSFERENCIAS CORRIENTES	136.353.952
Transferencias corrientes del sector público	136.353.952
Transferencias corrientes internas recibidas del sector público	136.353.952
De la República	136.353.952
Recursos Ordinarios	136.353.952
Ministerio del Poder Popular para Relaciones Interiores y Justicia	114.188.952
Ministerio del Poder Popular del Despacho de la Presidencia	22.165.000
1.2 GASTOS CORRIENTES	**136.700.468**
GASTOS DE CONSUMO	125.200.468
Remuneraciones	123.795.552
Sueldos, salarios y otras retribuciones	67.507.961
Beneficios y complementos de sueldos y salarios	45.287.591
Aportes patronales	5.000.000
Prestaciones sociales y otras indemnizaciones	6.000.000
Compra de bienes y servicios	945.000
Servicios no personales	945.000
Impuestos indirectos	113.400
Depreciación y amortización	346.516
TRANSFERENCIAS Y DONACIONES CORRIENTES	11.500.000
Al sector público	11.500.000
Transferencias corrientes al sector público	11.500.000
A los entes descentralizados sin fines empresariales para sus gastos	11.500.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(346.516)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**0**
Ahorro/ Desahorro en cuenta corriente	(346.516)
Incremento de la depreciación y amortización acumuladas	346.516
2.2 GASTOS DE CAPITAL	**0**
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0498

Fundación para la Asistencia Social de la Policía Metropolitana (FUNDAPOL)

FUNDACIÓN PARA LA ASISTENCIA SOCIAL DE LA POLICÍA METROPOLITANA (FUNDAPOL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para la Asistencia Social de la Policía Metropolitana (FUNDAPOL) contribuye a prestar servicios de bienestar social a los funcionarios de la Policía Metropolitana y a su grupo familiar, logrando satisfacer sus necesidades con los beneficios que esta fundación les brinda, así como cumplir con los compromisos laborales, los gastos de mantenimiento entre otros.

FUNDAPOL, actualmente está en proceso de supresión y liquidación del personal de funcionarios operativos de la Policía Metropolitana, gaceta oficial N° 39.644 del 29-03-2011 esta institución da respuesta oportuna a la solicitud de liquidación de los haberes, la cancelación de las nóminas por conceptos de sueldos y salarios, así como también, los demás beneficios contractuales al personal administrativo y obrero que labora en la Fundación, y de apoyo de las actividades administrativas, se ha formulado el Presupuesto para el Ejercicio Fiscal 2013.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**300.000**
INGRESOS CORRIENTES ORDINARIOS	300.000
TRANSFERENCIAS CORRIENTES	300.000
Transferencias corrientes del sector público	300.000
Transferencias corrientes internas recibidas del sector público	300.000
De la República	300.000
INGRESOS DE CAPITAL	**411.023**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	411.023
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	411.023
Al sector privado	411.023
TOTAL RECURSOS	**711.023**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**611.023**
GASTOS DE CONSUMO	611.023
Remuneraciones	471.075
Sueldos, salarios y otras retribuciones	257.193
Beneficios y complementos de sueldos y salarios	213.882
Compra de bienes y servicios	139.948
Bienes de consumo	79.809
Servicios no personales	60.139
APLICACIONES FINANCIERAS	**100.000**
DISMINUCIÓN DE PASIVOS	100.000
Disminución de cuentas y efectos por pagar	100.000
Disminución de cuentas y efectos por pagar a corto plazo	100.000
Disminución de aportes patronales y retenciones laborales por pagar	100.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	100.000
TOTAL GASTOS	**711.023**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118749	Liquidación de los Haberes de la Policía Metropolitana y el Personal que Labora en FUNDAPOL.	Expediente			413	236.309				236.309
TOTAL						236.309				236.309

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	174.714	300.000			474.714
	TOTAL	**174.714**	**300.000**			**474.714**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**12**	**12**		**24**	**169.155**		**169.155**
Personal Administrativo	12	12		24	169.155		169.155
Personal Contratado	**7**	**7**		**14**	**88.038**		**88.038**
Personal Administrativo	7	7		14	88.038		88.038
TOTAL	**19**	**19**		**38**	**257.193**		**257.193**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	471.075
4.02	Materiales, suministros y mercancías	79.809
4.03	Servicios no personales	60.139
4.11	Disminución de pasivos	100.000
	TOTAL	**711.023**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**300.000**
INGRESOS CORRIENTES ORDINARIOS	300.000
TRANSFERENCIAS CORRIENTES	300.000
Transferencias corrientes del sector público	300.000
Transferencias corrientes internas recibidas del sector público	300.000
De la República	300.000
Recursos Ordinarios	300.000
1.2 GASTOS CORRIENTES	**611.023**
GASTOS DE CONSUMO	611.023
Remuneraciones	471.075
Sueldos, salarios y otras retribuciones	257.193
Beneficios y complementos de sueldos y salarios	213.882
Compra de bienes y servicios	139.948
Bienes de consumo	79.809
Servicios no personales	60.139
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(311.023)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**100.000**
RECURSOS PROPIOS DE CAPITAL	(311.023)
Ahorro/ Desahorro en cuenta corriente	(311.023)
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	411.023
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	411.023
Al sector privado	411.023
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**100.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**100.000**
SUPERÁVIT FINANCIERO	100.000
3.2 APLICACIONES FINANCIERAS	**100.000**
DISMINUCIÓN DE PASIVOS	100.000
Disminución de cuentas y efectos por pagar	100.000
Disminución de cuentas y efectos por pagar a corto plazo	100.000
Disminución de aportes patronales y retenciones laborales por pagar	100.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	100.000

A0940

Instituto Nacional de Transporte Terrestre (INTT)

INSTITUTO NACIONAL DE TRANSPORTE TERRESTRE (INTT)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Nacional de Transporte Terrestre tiene como fuente de financiamiento, las tasas estipuladas a cobrar por la producción de bienes y servicios que ofrece a la colectividad, según lo establecido en la Ley de Transporte Terrestre, el cual reza: "Los ingresos del Instituto Nacional de Transporte Terrestre están constituidos por:

- Todos los ingresos que obtenga como resultado de su gestión, así como el producto resultante de sus actividades económicas con personas naturales o jurídicas, nacionales o extranjeras.
- Los ingresos derivados de las multas impuestas y constancias de revisión, efectuadas por el Cuerpo Técnico de Vigilancia del Transporte Terrestre.
- Los ingresos derivados de las multas impuestas por la Gerencia de Transporte Terrestre.
- Los ingresos que le sean asignados en la Ley de Presupuesto Anual de cada ejercicio fiscal y los recursos extraordinarios que le acuerde el Ejecutivo Nacional.
- Los derechos y acciones que adquiera por cualquier acto jurídico.
- Las tasas y tarifas producto de sus servicios y habilidades.
- Los demás recursos que lícitamente obtenga por cualquier concepto.

El Instituto Nacional de Transporte Terrestre, tiene como política fundamental de gastos, la inversión en infraestructura y en tecnología para mejorar y optimizar los servicios que presta, además de cumplir cabalmente con las funciones delegadas por Ley: "Es de la competencia del Poder Público Nacional en materia de transporte terrestre, lo relacionado con licencias de conducir; el Registro Nacional de Vehículos y de Conductores y Conductoras, tipología de unidades de transporte, condiciones de carácter nacional para la prestación de los servicios de transporte de uso público y de uso privado de personas, el transporte terrestre público de pasajeros y pasajeras en rutas suburbanas e interurbanas, sin menoscabo de las competencias que la ley y los reglamentos atribuyan a los municipios o gobiernos metropolitanos, el régimen sancionatorio, el control y fiscalización del tránsito en la vialidad, sin perjuicio de las competencias de los estados y municipios; los servicios conexos de carácter nacional, los procedimientos por accidentes de tránsito, las normas técnicas y administrativas para la construcción, mantenimiento y gestión de la vialidad, así como la actuación en el otorgamiento de concesiones, el ordenamiento de las estaciones de peajes, el establecimiento de las tarifas en el ámbito nacional y las demás que atribuya la ley".

El Instituto Nacional de Transporte Terrestre, cubre sus servicios a nivel nacional como lo establecido en el Título II, Capítulo I de la Ley de Transporte Terrestre, en su Artículo 16: " Las autoridades administrativas del transporte terrestre, a nivel nacional, son el ministerio del poder popular con competencia en materia de transporte terrestre y el Instituto Nacional de Transporte Terrestre; y a nivel estatal y municipal, son las gobernaciones, alcaldías municipales y metropolitanas, por intermedio de sus entes administrativos competentes, en el ámbito de sus respectivas jurisdicciones".

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**1.024.392.077**
INGRESOS CORRIENTES ORDINARIOS	1.024.392.077
INGRESOS NO TRIBUTARIOS	889.920.377
Tasas	889.920.377
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	88.271.700
Venta de otros bienes y servicios	88.271.700
TRANSFERENCIAS CORRIENTES	1.200.000
Transferencias corrientes del sector público	1.200.000
Transferencias corrientes internas recibidas del sector público	1.200.000
De los entes descentralizados con fines empresariales petroleros	1.200.000
OTROS INGRESOS	45.000.000
Diversos ingresos	45.000.000
Multas por varios ramos	45.000.000
INGRESOS DE CAPITAL	**20.969.317**
RECURSOS PROPIOS DE CAPITAL	20.969.317
Incremento de la depreciación y amortización acumuladas	20.969.317
FUENTES DE FINANCIAMIENTO	**56.906.892**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	56.906.892
Disminución de otros activos financieros	56.906.892
Disminución de disponibilidades	56.906.892
Disminución de bancos	56.906.892
TOTAL RECURSOS	**1.102.268.286**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**1.024.117.609**
GASTOS DE CONSUMO	888.337.785
Remuneraciones	505.745.653
Sueldos, salarios y otras retribuciones	259.481.189
Beneficios y complementos de sueldos y salarios	104.195.584
Aportes patronales	40.131.292
Prestaciones sociales y otras indemnizaciones	69.023.424
Asistencia socioeconómica	30.754.164
Otros gastos de personal	2.160.000
Compra de bienes y servicios	305.504.631
Bienes de consumo	203.567.591
Servicios no personales	101.937.040
Impuestos indirectos	56.118.184
Depreciación y amortización	20.969.317
TRANSFERENCIAS Y DONACIONES CORRIENTES	135.779.824
Al sector privado	57.779.824
Transferencias corrientes al sector privado	40.400.717
Directas a personas	40.400.717
Pensiones y otros beneficios asociados	16.983.580
Jubilaciones y otros beneficios asociados	23.417.137
Donaciones corrientes al sector privado	17.379.107
Donaciones a personas	17.379.107
Al sector público	78.000.000
Transferencias corrientes al sector público	60.000.000
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	60.000.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Donaciones corrientes al sector público	18.000.000
A la República	18.000.000
GASTOS DE CAPITAL	**63.791.598**
INVERSIÓN REAL DIRECTA	63.791.598
Formación bruta de capital fijo	61.670.706
Maquinaria, equipos y otros bienes muebles	49.670.706
Construcciones de bienes de dominio privado	12.000.000
Bienes intangibles	2.120.892
APLICACIONES FINANCIERAS	**14.359.079**
DISMINUCIÓN DE PASIVOS	14.359.079
Disminución de cuentas y efectos por pagar	14.359.079
Disminución de cuentas y efectos por pagar a corto plazo	14.359.079
Disminución de sueldos, salarios y otras remuneraciones por pagar	5.334.080
Disminución cuentas por pagar a proveedores a corto plazo	9.024.999
TOTAL GASTOS	**1.102.268.286**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118235	Optimizar los Servicios prestados por el Instituto Nacional de transporte terrestre	Servicio			7.184.859	699.227.694				699.227.694
TOTAL						699.227.694				699.227.694

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	179.967.949				179.967.949
02	Gestión administrativa	223.072.643				223.072.643
TOTAL		403.040.592				403.040.592

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**931**	**823**	**502**	**2.256**	**119.841.831**	**43.005.704**	**162.847.535**
Alto Nivel y de Dirección		1		1	24.570		24.570
Directivo	18	18	4	40	147.222		147.222
Profesional y Técnico	321	159	350	830	23.392.975	16.275.470	39.668.445
Personal Administrativo	378	222	148	748	87.486.412	17.865.483	105.351.895
Obrero	214	423		637	8.790.652	8.864.751	17.655.403
Personal Contratado	**373**	**395**		**768**	**2.089.900**		**2.089.900**
Profesional y Técnico	180	157		337	1.229.950		1.229.950
Personal Administrativo	193	238		431	859.950		859.950
TOTAL	**1.304**	**1.218**	**502**	**3.024**	**121.931.731**	**43.005.704**	**164.937.435**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**46**	**29**	**75**	**16.983.580**
Obreros	7	3	10	2.501.829
Empleados	39	26	65	14.481.751
Jubilados	**161**	**74**	**235**	**23.417.137**
Obreros	9	11	20	2.184.655
Empleados	152	63	215	21.232.482
TOTAL	**207**	**103**	**310**	**40.400.717**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	505.745.653
4.02	Materiales, suministros y mercancías	203.567.591
4.03	Servicios no personales	158.055.224
4.04	Activos reales	63.791.598
4.07	Transferencias y donaciones	135.779.824
4.08	Otros gastos	20.969.317
4.11	Disminución de pasivos	14.359.079
	TOTAL	**1.102.268.286**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.024.392.077**
INGRESOS CORRIENTES ORDINARIOS	1.024.392.077
INGRESOS NO TRIBUTARIOS	**889.920.377**
INGRESOS NO TRIBUTARIOS	889.920.377
Tasas	889.920.377
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	88.271.700
Venta de otros bienes y servicios	88.271.700
TRANSFERENCIAS CORRIENTES	1.200.000
Transferencias corrientes del sector público	1.200.000
Transferencias corrientes internas recibidas del sector público	1.200.000
De los entes descentralizados con fines empresariales petroleros	1.200.000
OTROS INGRESOS	45.000.000
Diversos ingresos	45.000.000
Multas por varios ramos	45.000.000
1.2 GASTOS CORRIENTES	**1.024.117.609**
GASTOS DE CONSUMO	888.337.785
Remuneraciones	505.745.653
Sueldos, salarios y otras retribuciones	259.481.189
Beneficios y complementos de sueldos y salarios	104.195.584
Aportes patronales	40.131.292
Prestaciones sociales y otras indemnizaciones	69.023.424
Asistencia socioeconómica	30.754.164
Otros gastos de personal	2.160.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Compra de bienes y servicios	305.504.631
Bienes de consumo	203.567.591
Servicios no personales	101.937.040
Impuestos indirectos	56.118.184
Depreciación y amortización	20.969.317
TRANSFERENCIAS Y DONACIONES CORRIENTES	135.779.824
Al sector privado	57.779.824
Transferencias corrientes al sector privado	40.400.717
Directas a personas	40.400.717
Pensiones y otros beneficios asociados	16.983.580
Jubilaciones y otros beneficios asociados	23.417.137
Donaciones corrientes al sector privado	17.379.107
Donaciones a personas	17.379.107
Al sector público	78.000.000
Transferencias corrientes al sector público	60.000.000
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	60.000.000
Donaciones corrientes al sector público	18.000.000
A la República	18.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**274.468**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**21.243.785**
RECURSOS PROPIOS DE CAPITAL	21.243.785
Ahorro/ Desahorro en cuenta corriente	274.468
Incremento de la depreciación y amortización acumuladas	20.969.317

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**63.791.598**
INVERSIÓN REAL DIRECTA	63.791.598
Formación bruta de capital fijo	61.670.706
Maquinaria, equipos y otros bienes muebles	49.670.706
Construcciones de bienes de dominio privado	12.000.000
Bienes intangibles	2.120.892
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(42.547.813)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**56.906.892**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	56.906.892
Disminución de otros activos financieros	56.906.892
Disminución de disponibilidades	56.906.892
Disminución de bancos	56.906.892
3.2 APLICACIONES FINANCIERAS	**56.906.892**
DISMINUCIÓN DE PASIVOS	14.359.079
Disminución de cuentas y efectos por pagar	14.359.079
Disminución de cuentas y efectos por pagar a corto plazo	14.359.079
Disminución de sueldos, salarios y otras remuneraciones por pagar	5.334.080
Disminución cuentas por pagar a proveedores a corto plazo	9.024.999
DÉFICIT FINANCIERO	42.547.813

A1303

Servicio Autónomo de Registros y Notarías (SAREN)

SERVICIO AUTÓNOMO DE REGISTROS Y NOTARÍAS (SAREN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Servicio Autónomo de Registros y Notarías, adscrito al Ministerio del Poder Popular para Relaciones Interiores y Justicia, tiene como objetivo principal regular la organización, funcionamiento, administración y competencias de Registros Principales, Mercantiles y Públicos, y de las Notarías, así como la recaudación de fondos provenientes de las tasas por concepto de prestación de servicios.

SAREN, con el objeto de crear las condiciones institucionales, que permitan avanzar en la ejecución del Proyecto Nacional "Simón Bolívar", Primer Plan Socialista 2007-2013 y respondiendo al objetivo estratégico de la institución, se plantea para el ejercicio económico financiero 2013 la ejecución del Proyecto "Fortalecer la Estructura Organizacional del Servicio Autónomo de Registros y Notarías a Nivel Nacional", con el objetivo de mejorar la atención al ciudadano, aplicando métodos de controles a la gestión en cuatrocientos ochenta y ocho (488) oficinas, a través de tres acciones específicas:

- Establecer controles administrativos que permitan mejor la operatividad del SAREN a nivel nacional.
- Facilitar los servicios de asesoría y apoyo con todas las unidades del Servicio.
- Capacitar el Recurso Humano del SAREN.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**2.680.451.582**
INGRESOS CORRIENTES ORDINARIOS	2.680.451.582
INGRESOS NO TRIBUTARIOS	2.680.451.582
Tasas	2.680.451.582
INGRESOS DE CAPITAL	**17.937.600**
RECURSOS PROPIOS DE CAPITAL	17.937.600
Incremento de la depreciación y amortización acumuladas	17.937.600
TOTAL RECURSOS	**2.698.389.182**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**2.335.302.906**
GASTOS DE CONSUMO	2.108.698.066
Remuneraciones	1.806.717.098
Sueldos, salarios y otras retribuciones	1.017.411.230
Beneficios y complementos de sueldos y salarios	273.469.719
Aportes patronales	123.136.906
Prestaciones sociales y otras indemnizaciones	222.713.756
Asistencia socioeconómica	169.985.487
Compra de bienes y servicios	209.201.990
Bienes de consumo	64.788.936
Servicios no personales	144.413.054
Impuestos indirectos	74.841.378
Depreciación y amortización	17.937.600
TRANSFERENCIAS Y DONACIONES CORRIENTES	226.151.600
Al sector privado	57.301.600
Transferencias corrientes al sector privado	51.301.600
Directas a personas	51.301.600
Pensiones y otros beneficios asociados	2.301.600
Jubilaciones y otros beneficios asociados	49.000.000
Donaciones corrientes al sector privado	6.000.000
Donaciones a personas	3.000.000
Donaciones a instituciones sin fines de lucro	3.000.000
Al sector público	168.850.000
Transferencias corrientes al sector público	166.650.000
A los entes descentralizados sin fines empresariales para sus gastos	166.650.000
Donaciones corrientes al sector público	2.200.000
A la República	2.200.000
OTROS GASTOS CORRIENTES	453.240
Otros gastos corrientes	453.240
Otras pérdidas	453.240

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS DE CAPITAL	**287.957.804**
INVERSIÓN REAL DIRECTA	287.957.804
Formación bruta de capital fijo	271.757.804
Edificios e instalaciones	150.000.000
Maquinaria, equipos y otros bienes muebles	68.525.004
Construcciones de bienes de dominio privado	53.232.800
Bienes intangibles	16.200.000
APLICACIONES FINANCIERAS	**75.128.472**
INVERSIÓN FINANCIERA	30.000
Incremento de otros activos financieros	30.000
Incremento de disponibilidades	30.000
Incremento de bancos	30.000
DISMINUCIÓN DE PASIVOS	75.098.472
Disminución de cuentas y efectos por pagar	55.098.472
Disminución de cuentas y efectos por pagar a corto plazo	55.098.472
Disminución de aportes patronales y retenciones laborales por pagar	40.448.472
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	36.530.072
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	1.484.400
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	2.434.000
Disminución cuentas por pagar a proveedores a corto plazo	14.650.000
Disminución de otros pasivos	20.000.000
Disminución de otros pasivos a corto plazo	20.000.000
TOTAL GASTOS	**2.698.389.182**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117947	Fortalecer la estructura organizacional del Servicio Autónomo de Registros y Notarias a nivel nacional	Oficina			488	2.415.574.196				2.415.574.196
TOTAL						**2.415.574.196**				**2.415.574.196**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	64.863.386				64.863.386
02	Gestión administrativa					
03	Previsión y protección social	217.951.600				217.951.600
TOTAL		**282.814.986**				**282.814.986**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**5.408**	**3.231**	**125**	**8.764**	**593.338.477**		**593.338.477**
Alto Nivel y de Dirección	1			1	123.420		123.420
Directivo	716	418	125	1.259	104.358.900		104.358.900
Profesional y Técnico	1.352	578		1.930	132.160.188		132.160.188
Personal Administrativo	2.966	1.966		4.932	329.773.248		329.773.248
Obrero	373	269		642	26.922.721		26.922.721
Personal Contratado	**692**	**417**		**1.109**	**78.591.547**		**78.591.547**
Profesional y Técnico	127	93		220	18.327.473		18.327.473
Personal Administrativo	456	252		708	51.587.711		51.587.711
Obrero	109	72		181	8.676.363		8.676.363
TOTAL	**6.100**	**3.648**	**125**	**9.873**	**671.930.024**		**671.930.024**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**37**	**13**	**50**	**2.301.600**
Empleados	37	13	50	2.301.600
Jubilados	**399**	**74**	**473**	**49.000.000**
Empleados	399	74	473	49.000.000
TOTAL	**436**	**87**	**523**	**51.301.600**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	1.806.717.098
4.02	Materiales, suministros y mercancías	64.788.936
4.03	Servicios no personales	219.254.432
4.04	Activos reales	287.957.804
4.05	Activos financieros	30.000
4.07	Transferencias y donaciones	226.151.600
4.08	Otros gastos	18.390.840
4.11	Disminución de pasivos	75.098.472
	TOTAL	**2.698.389.182**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.680.451.582**
INGRESOS CORRIENTES ORDINARIOS	2.680.451.582
INGRESOS NO TRIBUTARIOS	**2.680.451.582**
Tasas	2.680.451.582
1.2 GASTOS CORRIENTES	**2.335.302.906**
GASTOS DE CONSUMO	2.108.698.066
Remuneraciones	1.806.717.098
Sueldos, salarios y otras retribuciones	1.017.411.230
Beneficios y complementos de sueldos y salarios	273.469.719
Aportes patronales	123.136.906
Prestaciones sociales y otras indemnizaciones	222.713.756
Asistencia socioeconómica	169.985.487
Compra de bienes y servicios	209.201.990
Bienes de consumo	64.788.936
Servicios no personales	144.413.054
Impuestos indirectos	74.841.378
Depreciación y amortización	17.937.600
TRANSFERENCIAS Y DONACIONES CORRIENTES	226.151.600
Al sector privado	57.301.600
Transferencias corrientes al sector privado	51.301.600
Directas a personas	51.301.600
Pensiones y otros beneficios asociados	2.301.600
Jubilaciones y otros beneficios asociados	49.000.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Donaciones corrientes al sector privado	6.000.000
Donaciones a personas	3.000.000
Donaciones a instituciones sin fines de lucro	3.000.000
Al sector público	168.850.000
Transferencias corrientes al sector público	166.650.000
A los entes descentralizados sin fines empresariales para sus gastos	166.650.000
Donaciones corrientes al sector público	2.200.000
A la República	2.200.000
OTROS GASTOS CORRIENTES	453.240
Otros gastos corrientes	453.240
Otras pérdidas	453.240
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**345.148.676**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**363.086.276**
RECURSOS PROPIOS DE CAPITAL	363.086.276
Ahorro/ Desahorro en cuenta corriente	345.148.676
Incremento de la depreciación y amortización acumuladas	17.937.600
2.2 GASTOS DE CAPITAL	**287.957.804**
INVERSIÓN REAL DIRECTA	287.957.804
Formación bruta de capital fijo	271.757.804
Edificios e instalaciones	150.000.000
Maquinaria, equipos y otros bienes muebles	68.525.004
Construcciones de bienes de dominio privado	53.232.800
Bienes intangibles	16.200.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**75.128.472**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**75.128.472**
SUPERÁVIT FINANCIERO	75.128.472
3.2 APLICACIONES FINANCIERAS	**75.128.472**
INVERSIÓN FINANCIERA	30.000
Incremento de otros activos financieros	30.000
Incremento de disponibilidades	30.000
Incremento de bancos	30.000
DISMINUCIÓN DE PASIVOS	75.098.472
Disminución de cuentas y efectos por pagar	55.098.472
Disminución de cuentas y efectos por pagar a corto plazo	55.098.472
Disminución de aportes patronales y retenciones laborales por pagar	40.448.472
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	36.530.072
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	1.484.400
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	2.434.000
Disminución cuentas por pagar a proveedores a corto plazo	14.650.000
Disminución de otros pasivos	20.000.000
Disminución de otros pasivos a corto plazo	20.000.000

A1342

Servicio Administrativo de Identificación, Migración y Extranjería (SAIME)

SERVICIO ADMINISTRATIVO DE IDENTIFICACIÓN, MIGRACIÓN Y EXTRANJERÍA (SAIME)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Servicio Administrativo de Identificación, Migración y Extranjería (SAIME), tiene como misión otorgar un documento de identidad confiable y seguro a nivel nacional e internacional, asimismo, llevar a cabo el control exhaustivo de extranjeros como control migratorio.

Para el ejercicio económico financiero 2013 contará con un único proyecto "Transformación de los Procesos del Servicio de Identificación, Migración y Extranjería", que contempla la emisión de 6.962.411 documentos, desglosados de la siguiente manera: 6.596.548 en documentos de identidad, 146.368 en documentos de migración y 219.495 en documentos de extranjería.

Siguiendo con los lineamientos establecidos en el SAIME, en materia de identificación, migración y extranjería y materializando un acercamiento entre la administración pública socialista y la ciudadanía en todo el territorio nacional; este proyecto, se basa en la emisión de documentos confiables adaptados a los nuevos avances tecnológicos que presenta la globalización, además de proporcionar acceso a los nuevos servicios informáticos con el cual se pretende garantizar y resguardar la identidad de todos los ciudadanos y ciudadanas venezolanos y extranjeros que habitan en el territorio, y a su vez ampliar las capacidades de actuación al adaptarse al nuevo Sistema de Administración Pública Socialista, el cual es rápido, eficiente y eficaz.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**387.672.546**
INGRESOS CORRIENTES ORDINARIOS	387.672.546
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	244.638.058
Venta de otros bienes y servicios	244.638.058
TRANSFERENCIAS CORRIENTES	143.034.488
Transferencias corrientes del sector público	143.034.488
Transferencias corrientes internas recibidas del sector público	143.034.488
De la República	143.034.488
TOTAL RECURSOS	**387.672.546**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**356.779.586**
GASTOS DE CONSUMO	345.954.586
Remuneraciones	129.701.524
Sueldos, salarios y otras retribuciones	60.635.081
Beneficios y complementos de sueldos y salarios	40.112.976
Aportes patronales	7.872.640
Prestaciones sociales y otras indemnizaciones	12.510.000
Asistencia socioeconómica	8.570.827
Compra de bienes y servicios	193.657.576
Bienes de consumo	143.588.000
Servicios no personales	50.069.576
Impuestos indirectos	22.595.486
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.825.000
Al sector privado	825.000
Transferencias corrientes al sector privado	625.000
Directas a personas	625.000
Jubilaciones y otros beneficios asociados	625.000
Donaciones corrientes al sector privado	200.000
Donaciones a personas	100.000
Donaciones a instituciones sin fines de lucro	100.000
Al sector público	10.000.000
Transferencias corrientes al sector público	10.000.000
A los entes descentralizados sin fines empresariales para sus gastos	10.000.000
GASTOS DE CAPITAL	**30.892.960**
INVERSIÓN REAL DIRECTA	30.892.960
Formación bruta de capital fijo	9.292.960
Maquinaria, equipos y otros bienes muebles	4.983.000
Construcciones de bienes de dominio privado	1.000.000
Producción propia (gastos capitalizables)	3.309.960
Impuestos indirectos	3.309.960
Bienes intangibles	21.600.000
TOTAL GASTOS	**387.672.546**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117579	Modernización de los Procesos del Servicio de Identificación, Migración y Extranjería.	Documento			6.962.411	244.638.058	95.909.347			340.547.405
	TOTAL					244.638.058	95.909.347			340.547.405

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		37.125.141			37.125.141
02	Gestión administrativa		10.000.000			10.000.000
	TOTAL		47.125.141			47.125.141

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.001**	**978**	**702**	**2.681**	**27.776.718**	**20.137.412**	**47.914.130**
Alto Nivel y de Dirección		1		1	45.500		45.500
Profesional y Técnico	251	262	380	893	8.955.259	6.441.573	15.396.832
Personal Administrativo	621	588	284	1.493	14.972.231	10.769.617	25.741.848
Obrero	129	127	38	294	3.803.728	2.926.222	6.729.950
Personal Contratado	**6**	**4**		**10**	**100.000**		**100.000**
Profesional y Técnico	6	4		10	100.000		100.000
TOTAL	**1.007**	**982**	**702**	**2.691**	**27.876.718**	**20.137.412**	**48.014.130**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**40**	**29**	**69**	**625.000**
Obreros	1	2	3	52.000
Empleados	39	27	66	573.000
TOTAL	**40**	**29**	**69**	**625.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	129.701.524
4.02	Materiales, suministros y mercancías	143.588.000
4.03	Servicios no personales	75.975.022
4.04	Activos reales	27.583.000
4.07	Transferencias y donaciones	10.825.000
	TOTAL	**387.672.546**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**387.672.546**
INGRESOS CORRIENTES ORDINARIOS	387.672.546
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	244.638.058
Venta de otros bienes y servicios	244.638.058
TRANSFERENCIAS CORRIENTES	143.034.488
Transferencias corrientes del sector público	143.034.488
Transferencias corrientes internas recibidas del sector público	143.034.488
De la República	143.034.488
Recursos Ordinarios	143.034.488
1.2 GASTOS CORRIENTES	**356.779.586**
GASTOS DE CONSUMO	345.954.586
Remuneraciones	129.701.524
Sueldos, salarios y otras retribuciones	60.635.081
Beneficios y complementos de sueldos y salarios	40.112.976
Aportes patronales	7.872.640
Prestaciones sociales y otras indemnizaciones	12.510.000
Asistencia socioeconómica	8.570.827
Compra de bienes y servicios	193.657.576
Bienes de consumo	143.588.000
Servicios no personales	50.069.576
Impuestos indirectos	22.595.486
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.825.000
Al sector privado	825.000
Transferencias corrientes al sector privado	625.000
Directas a personas	625.000
Jubilaciones y otros beneficios asociados	625.000
Donaciones corrientes al sector privado	200.000
Donaciones a personas	100.000
Donaciones a instituciones sin fines de lucro	100.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
Al sector público	10.000.000
Transferencias corrientes al sector público	10.000.000
A los entes descentralizados sin fines empresariales para sus gastos	10.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**30.892.960**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**30.892.960**
RECURSOS PROPIOS DE CAPITAL	30.892.960
Ahorro/ Desahorro en cuenta corriente	30.892.960
2.2 GASTOS DE CAPITAL	**30.892.960**
INVERSIÓN REAL DIRECTA	30.892.960
Formación bruta de capital fijo	9.292.960
Maquinaria, equipos y otros bienes muebles	4.983.000
Construcciones de bienes de dominio privado	1.000.000
Producción propia (gastos capitalizables)	3.309.960
Impuestos indirectos	3.309.960
Bienes intangibles	21.600.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A1355

Fondo Nacional Antidrogas

FONDO NACIONAL ANTIDROGAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Fondo Nacional Antidrogas con el propósito de cumplir con la misión de apoyar a la Oficina Nacional Antidrogas, y de contribuir con el fortalecimiento de las Políticas Públicas del Gobierno Bolivariano vinculadas con los objetivos y vértices de la Gran Misión "A Toda Vida Venezuela", el Plan Nacional Antidrogas 2009-2013 y el Plan de Prevención Integral Sembrando Valores para la Vida, orientará los recursos provenientes de la recaudación, fiscalización y administración efectiva de los aportes y contribuciones especiales establecidos en los artículos 32 y 34 de la Ley Orgánica de Drogas, al financiamiento de planes, programas y proyectos en materia de prevención integral del consumo y tráfico ilícito de drogas; así como los relacionados con la creación, construcción, restauración, mantenimiento y funcionamiento de centros de tratamiento de adicciones, y a la prestación de servicios de cursos y talleres para la formación y capacitación en materia de prevención.

Los recursos obtenidos a través de la recaudación establecida en la referida Ley, serán empleados en los proyectos de prevención y protección social a favor de niños, niñas y adolescentes, así como en aquellos proyectos de creación, construcción, restauración, mantenimiento, desintoxicación, tratamiento, rehabilitación readaptación de personas consumidoras de alcohol, tabaco y sus mezclas como el chimó. Igualmente, se financiarán programas de prevención social integral y los gastos de funcionamiento del Fondo.

Con la política que desarrolla el Ejecutivo Nacional para combatir el flagelo de las drogas, se espera beneficiar directa o indirectamente a los compatriotas que hacen vida dentro de todo el territorio nacional, quienes se verán favorecidos por la ejecución de proyectos, a través de la masificación de la información preventiva relacionada con el tema del alcohol, tabaco y el incremento de los factores de protección y con ello lograr disminuir la delincuencia, embarazo precoz, accidentes laborales y de tránsito, así como también disminuir los índices de deserción escolar y la violencia que se puede observar actualmente en los liceos.

El Fondo espera beneficiar de forma directa a todos los venezolanos, quienes a través de la ejecución de proyectos en todo el territorio nacional, dirigidos a la prevención del consumo y el tráfico ilícito de drogas, y para contribuir al fortalecimiento del sistema público nacional de tratamiento a las adicciones. Todo ello vinculado con los objetivos y vértices de la Gran Misión "A Toda Vida Venezuela", Plan Nacional Antidrogas 2009-2013 y Plan de Prevención Integral Sembrando Valores para la Vida.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**989.812.238**
INGRESOS CORRIENTES ORDINARIOS	989.812.238
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.794.000
Venta de otros bienes y servicios	1.794.000
INGRESOS DE LA PROPIEDAD	90.421.948
Intereses	90.421.948
Intereses internos	90.421.948
Intereses por depósitos	90.421.948
OTROS INGRESOS	897.596.290
Otros ingresos ordinarios	897.596.290
INGRESOS DE CAPITAL	**853.951**
RECURSOS PROPIOS DE CAPITAL	853.951
Incremento de la depreciación y amortización acumuladas	853.951
TOTAL RECURSOS	**990.666.189**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**866.708.912**
GASTOS DE CONSUMO	51.572.251
Remuneraciones	24.238.703
Sueldos, salarios y otras retribuciones	8.523.105
Beneficios y complementos de sueldos y salarios	8.377.681
Aportes patronales	1.445.305
Prestaciones sociales y otras indemnizaciones	2.809.191
Asistencia socioeconómica	3.083.421
Compra de bienes y servicios	23.050.132
Bienes de consumo	6.972.985
Servicios no personales	16.077.147
Impuestos indirectos	3.429.465
Depreciación y amortización	853.951
TRANSFERENCIAS Y DONACIONES CORRIENTES	815.136.661
Al sector privado	407.386.220
Transferencias corrientes al sector privado	341.886.220
Otras transferencias corrientes internas al sector privado	341.886.220
Donaciones corrientes al sector privado	65.500.000
Donaciones a personas	500.000
Donaciones corrientes a Consejos Comunales	65.000.000
Al sector público	407.750.441
Transferencias corrientes al sector público	402.201.321
A los entes descentralizados sin fines empresariales para sus gastos	402.201.321
Donaciones corrientes al sector público	5.549.120
A los entes descentralizados sin fines empresariales	5.549.120

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS DE CAPITAL	**1.121.563**
INVERSIÓN REAL DIRECTA	1.121.563
Formación bruta de capital fijo	1.112.813
Maquinaria, equipos y otros bienes muebles	1.112.813
Bienes intangibles	8.750
APLICACIONES FINANCIERAS	**122.835.714**
INVERSIÓN FINANCIERA	122.835.714
Incremento de otros activos financieros	122.835.714
Incremento de disponibilidades	16.966.725
Incremento de bancos	16.966.725
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	105.868.989
Incremento de fondos en fideicomiso	105.868.989
TOTAL GASTOS	**990.666.189**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118252	Inversión Financiera a Proyectos de Prevención Integral, Prevención del Tráfico Ilícito y de Drogas, Tratamiento, Rehabilitación y Reinserción Social en Materia de Drogas Aprobados por la Oficina Nacional Antidrogas	Bolivar			807.836.661	825.133.616				825.133.616
	TOTAL					**825.133.616**				**825.133.616**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	23.555.896				23.555.896
02	Gestión administrativa	141.976.677				141.976.677
	TOTAL	**165.532.573**				**165.532.573**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**29**	**41**		**70**	**1.968.113**	**645.673**	**2.613.786**
Alto Nivel y de Dirección		1		1	24.570		24.570
Directivo		13		13	319.413		319.413
Profesional y Técnico	27	23		50	1.473.315	585.716	2.059.031
Obrero	2	4		6	150.815	59.957	210.772
Personal Contratado	**15**	**18**		**33**	**1.770.000**		**1.770.000**
Profesional y Técnico	15	18		33	1.770.000		1.770.000
TOTAL	**44**	**59**		**103**	**3.738.113**	**645.673**	**4.383.786**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	24.238.703
4.02	Materiales, suministros y mercancías	6.972.985
4.03	Servicios no personales	19.506.612
4.04	Activos reales	1.121.563
4.05	Activos financieros	122.835.714
4.07	Transferencias y donaciones	815.136.661
4.08	Otros gastos	853.951
	TOTAL	**990.666.189**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**989.812.238**
INGRESOS CORRIENTES ORDINARIOS	989.812.238
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.794.000
Venta de otros bienes y servicios	1.794.000
INGRESOS DE LA PROPIEDAD	90.421.948
Intereses	90.421.948
Intereses internos	90.421.948
Intereses por depósitos	90.421.948
OTROS INGRESOS	897.596.290
Otros ingresos ordinarios	897.596.290
1.2 GASTOS CORRIENTES	**866.708.912**
GASTOS DE CONSUMO	51.572.251
Remuneraciones	24.238.703
Sueldos, salarios y otras retribuciones	8.523.105
Beneficios y complementos de sueldos y salarios	8.377.681
Aportes patronales	1.445.305
Prestaciones sociales y otras indemnizaciones	2.809.191
Asistencia socioeconómica	3.083.421
Compra de bienes y servicios	23.050.132
Bienes de consumo	6.972.985
Servicios no personales	16.077.147
Impuestos indirectos	3.429.465
Depreciación y amortización	853.951
TRANSFERENCIAS Y DONACIONES CORRIENTES	815.136.661
Al sector privado	407.386.220
Transferencias corrientes al sector privado	341.886.220
Otras transferencias corrientes internas al sector privado	341.886.220
Donaciones corrientes al sector privado	65.500.000
Donaciones a personas	500.000
Donaciones corrientes a Consejos Comunales	65.000.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Al sector público	407.750.441
Transferencias corrientes al sector público	402.201.321
A los entes descentralizados sin fines empresariales para sus gastos	402.201.321
Donaciones corrientes al sector público	5.549.120
A los entes descentralizados sin fines empresariales	5.549.120
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**123.103.326**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**123.957.277**
RECURSOS PROPIOS DE CAPITAL	123.957.277
Ahorro/ Desahorro en cuenta corriente	123.103.326
Incremento de la depreciación y amortización acumuladas	853.951
2.2 GASTOS DE CAPITAL	**1.121.563**
INVERSIÓN REAL DIRECTA	1.121.563
Formación bruta de capital fijo	1.112.813
Maquinaria, equipos y otros bienes muebles	1.112.813
Bienes intangibles	8.750
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**122.835.714**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**122.835.714**
SUPERÁVIT FINANCIERO	122.835.714
3.2 APLICACIONES FINANCIERAS	**122.835.714**
INVERSIÓN FINANCIERA	122.835.714
Incremento de otros activos financieros	122.835.714
Incremento de disponibilidades	16.966.725
Incremento de bancos	16.966.725
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	105.868.989
Incremento de fondos en fideicomiso	105.868.989

A1358

Universidad Nacional Experimental de la Seguridad (UNES)

UNIVERSIDAD NACIONAL EXPERIMENTAL DE LA SEGURIDAD (UNES)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Nacional Experimental de la Seguridad (UNES), tiene como propósito la transformación de la práctica social de la función del servicio de la seguridad ciudadana, fomentando la formación de hombres y mujeres integrantes de los Cuerpos de Seguridad Ciudadana, en el marco de la ética, transparencia, confiabilidad, eficacia, abiertos a la participación popular y a la contraloría social permanente, dispuestos al servicio de la sociedad venezolana en el marco del ordenamiento jurídico vigente.

Para el ejercicio 2013 la Universidad Nacional Experimental de la Seguridad contempla la consecución de dos proyectos: "Expansión y Fortalecimiento de la Universidad Nacional Experimental de la Seguridad" y "Capacitación y Formación de Discentes, Funcionarios y Funcionarias de los Distintos Cuerpos de Seguridad Ciudadana en los Centros de Formación a Nivel Nacional".

En el marco del proyecto "Expansión y Fortalecimiento de la Universidad Nacional Experimental de la Seguridad", se contemplada la ejecución de diez obras de infraestructura a través de dos acciones específicas que permitan desarrollar el plan de despliegue y expansión de la UNES para su consolidación en todo el territorio nacional, como son "Iniciar la II Fase en la construcción de los centros de formación UNES comenzadas en el 2011 a nivel nacional" en los estados Anzoátegui, Aragua, Distrito Capital, Lara, Táchira y Zulia, así como la acción "Mantener en condiciones operativas las instalaciones de la UNES a través de remodelación, adecuación, conservación y mantenimiento de los espacios físicos" en los Centros de Formación Junquito, Aragua, Anzoátegui, Distrito Capital, Lara, Táchira y Zulia.

En el proyecto "Capacitación y Formación de Discente, Funcionarios y Funcionarias de los Distintos Cuerpos de Seguridad Ciudadana en los Centros de Formación UNES a Nivel Nacional", se tomó como premisa principal la Formación Integral de 10.481 Discentes en el Programa Nacional de Formación Policial, Penitenciario y de Investigación Penal, en los diferentes centros de formación.

De igual manera, se ordena el Despliegue Nacional y Territorial de la Gran Misión A Toda Vida Venezuela. En el marco de esta Gran Misión, la Universidad Nacional Experimental de la Seguridad (UNES) juega un rol esencial debido al papel formativo que desempeña en la implementación del nuevo modelo policial venezolano, la dignificación de la profesión policial y en la promoción de una concepción crítica del tema de la seguridad, que se asume como una cuestión amplia que demanda la participación de múltiples actores en la búsqueda de una convivencia segura. La formación integral que reciben los jóvenes se basa en una preparación integral como futuros funcionarios, formados para brindar seguridad y apoyo al pueblo.

La Gran Misión A Toda Vida Venezuela trata de una Política Integral de Seguridad Pública, con alcance Nacional y especial atención a los municipios con mayor incidencia delictiva. Su objetivo es transformar los factores de carácter estructural, situacional e institucional, generadores de la violencia y el delito, para reducirlos, aumentando la convivencia solidaria y el disfrute del derecho a la seguridad ciudadana.

La Gran Misión A Toda Vida Venezuela inició la consulta nacional por una convivencia segura, en la que participan la Universidad Nacional Experimental de la Seguridad (UNES) y demás autoridades e instituciones relacionadas a la Misión, la cual ha diseñado un mecanismo de participación protagónica a través de espacios de reflexión, problematización y diálogo compartido sobre la seguridad ciudadana y la convivencia, que facilitará la recolección y sistematización de información, opiniones y propuestas que permitirán validar y mejorar la política integral propuesta en la Gran Misión A Toda Vida Venezuela; el segundo momento se concentra en la consulta sobre los vértices de Prevención Integral y Convivencia Solidaria, Transformación de Sistema Penitenciario y El Sistema Nacional de Atención a las Víctimas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**510.000.000**
INGRESOS CORRIENTES ORDINARIOS	510.000.000
TRANSFERENCIAS CORRIENTES	510.000.000
Transferencias corrientes del sector público	510.000.000
Transferencias corrientes internas recibidas del sector público	510.000.000
De la República	510.000.000
INGRESOS DE CAPITAL	**7.029.359**
RECURSOS PROPIOS DE CAPITAL	7.029.359
Incremento de la depreciación y amortización acumuladas	7.029.359
TOTAL RECURSOS	**517.029.359**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**445.306.638**
GASTOS DE CONSUMO	399.864.523
Remuneraciones	204.247.120
Sueldos, salarios y otras retribuciones	111.064.007
Beneficios y complementos de sueldos y salarios	32.143.550
Aportes patronales	12.730.385
Prestaciones sociales y otras indemnizaciones	16.413.408
Asistencia socioeconómica	31.895.770
Compra de bienes y servicios	170.130.399
Bienes de consumo	93.062.358
Servicios no personales	77.068.041
Impuestos indirectos	18.457.645
Depreciación y amortización	7.029.359
TRANSFERENCIAS Y DONACIONES CORRIENTES	45.442.115
Al sector privado	45.442.115
Transferencias corrientes al sector privado	45.442.115
Directas a personas	45.442.115
Otras transferencias directas a personas	45.442.115
GASTOS DE CAPITAL	**71.722.721**
INVERSIÓN REAL DIRECTA	71.722.721
Formación bruta de capital fijo	71.722.721
Maquinaria, equipos y otros bienes muebles	19.395.288
Construcciones de bienes de dominio privado	44.642.856
Producción propia (gastos capitalizables)	7.684.577
Impuestos indirectos	7.684.577
TOTAL GASTOS	**517.029.359**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117713	Capacitación y Formación de Discentes, Funcionarios y Funcionarias de los distintos Cuerpos de Seguridad Ciudadana en los Centros de Formación a Nivel Nacional	Matrícula			10.841		360.000.000			360.000.000
117714	Expansión y Fortalecimiento de la Universidad Nacional Experimental de la Seguridad	Obra			10		50.000.000			50.000.000
TOTAL							410.000.000			410.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		53.593.009			53.593.009
02	Gestión administrativa	7.029.359	46.406.991			53.436.350
TOTAL		7.029.359	100.000.000			107.029.359

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**101**	**170**		**271**	**8.686.587**		**8.686.587**
Alto Nivel y de Dirección	1			1	17.804		17.804
Directivo	100	170		270	8.668.783		8.668.783
Personal Contratado	**1.798**	**2.191**		**3.989**	**68.742.632**		**68.742.632**
Profesional y Técnico	816	818		1.634	33.363.555		33.363.555
Personal Administrativo	313	331		644	6.499.900		6.499.900
Personal Docente	669	1.042		1.711	28.879.177		28.879.177
TOTAL	**1.899**	**2.361**		**4.260**	**77.429.219**		**77.429.219**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	204.247.120
4.02	Materiales, suministros y mercancías	93.062.358
4.03	Servicios no personales	103.210.263
4.04	Activos reales	64.038.144
4.07	Transferencias y donaciones	45.442.115
4.08	Otros gastos	7.029.359
	TOTAL	**517.029.359**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**510.000.000**
INGRESOS CORRIENTES ORDINARIOS	510.000.000
TRANSFERENCIAS CORRIENTES	510.000.000
Transferencias corrientes del sector público	510.000.000
Transferencias corrientes internas recibidas del sector público	510.000.000
De la República	510.000.000
Recursos Ordinarios	510.000.000
1.2 GASTOS CORRIENTES	**445.306.638**
GASTOS DE CONSUMO	399.864.523
Remuneraciones	204.247.120
Sueldos, salarios y otras retribuciones	111.064.007
Beneficios y complementos de sueldos y salarios	32.143.550
Aportes patronales	12.730.385
Prestaciones sociales y otras indemnizaciones	16.413.408
Asistencia socioeconómica	31.895.770
Compra de bienes y servicios	170.130.399
Bienes de consumo	93.062.358
Servicios no personales	77.068.041
Impuestos indirectos	18.457.645
Depreciación y amortización	7.029.359
TRANSFERENCIAS Y DONACIONES CORRIENTES	45.442.115
Al sector privado	45.442.115
Transferencias corrientes al sector privado	45.442.115
Directas a personas	45.442.115
Otras transferencias directas a personas	45.442.115
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**64.693.362**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**71.722.721**
RECURSOS PROPIOS DE CAPITAL	71.722.721
Ahorro/ Desahorro en cuenta corriente	64.693.362
Incremento de la depreciación y amortización acumuladas	7.029.359
2.2 GASTOS DE CAPITAL	**71.722.721**
INVERSIÓN REAL DIRECTA	71.722.721
Formación bruta de capital fijo	71.722.721
Maquinaria, equipos y otros bienes muebles	19.395.288
Construcciones de bienes de dominio privado	44.642.856
Producción propia (gastos capitalizables)	7.684.577
Impuestos indirectos	7.684.577
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A1605

Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)

FUNDACIÓN FONDO ADMINISTRATIVO DE SALUD PARA EL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA, DE SUS ÓRGANOS Y ENTES ADSCRITOS (FASMIJ)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación es un Fondo destinado al desarrollo de un plan de servicios integrales que contempla asistencia de Salud, Odontológicas, Oftalmológicas, Funerarias, beneficios para los familiares por fallecimiento del trabajador o accidentes, y permitir amparar en forma oportuna a sus afiliados, teniendo el control de costos y gastos incurridos por estos conceptos.

Prioritariamente; gestionará de forma exclusiva los recursos asignados presupuestariamente por el Ministerio del Poder Popular para Relaciones Interiores y Justicia, sus órganos y entes adscritos, como aporte patronal al seguro de vida, accidentes personales, hospitalización;, cirugía, maternidad y gastos funerarios.

El diez por ciento (10%) del presupuesto asignado al "Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus órganos y entes adscritos (FASMIJ)" será destinado a cubrir sus gastos de funcionamiento. Los intereses que se generen por fideicomisos, así como los ahorros obtenidos de la negociación con los proveedores serán destinados a la creación; de fondos especiales que supongan aumentos en los beneficios contemplados inicialmente.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**492.707.983**
INGRESOS CORRIENTES ORDINARIOS	492.707.983
TRANSFERENCIAS CORRIENTES	492.707.983
Transferencias corrientes del sector público	492.707.983
Transferencias corrientes internas recibidas del sector público	492.707.983
De la República	241.130.163
De los entes descentralizados sin fines empresariales	251.577.820
INGRESOS DE CAPITAL	**1.309.000**
RECURSOS PROPIOS DE CAPITAL	1.309.000
Incremento de la depreciación y amortización acumuladas	1.309.000
FUENTES DE FINANCIAMIENTO	**21.968.384**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	21.968.384
Disminución de otros activos financieros	21.968.384
Disminución de disponibilidades	21.968.384
Disminución de bancos	21.968.384
TOTAL RECURSOS	**515.985.367**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**492.707.983**
GASTOS DE CONSUMO	374.536.384
Remuneraciones	356.656.366
Sueldos, salarios y otras retribuciones	12.033.852
Beneficios y complementos de sueldos y salarios	11.808.531
Aportes patronales	1.190.604
Prestaciones sociales y otras indemnizaciones	2.886.600
Asistencia socioeconómica	328.736.779
Compra de bienes y servicios	3.207.569
Bienes de consumo	1.881.889
Servicios no personales	1.325.680
Impuestos indirectos	13.363.449
Depreciación y amortización	1.309.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	118.171.599
Al sector privado	118.171.599
Transferencias corrientes al sector privado	118.171.599
Directas a personas	118.171.599
Pensiones y otros beneficios asociados	28.409.358
Jubilaciones y otros beneficios asociados	89.762.241
GASTOS DE CAPITAL	**1.309.000**
INVERSIÓN REAL DIRECTA	1.309.000
Formación bruta de capital fijo	909.000
Maquinaria, equipos y otros bienes muebles	909.000
Bienes intangibles	400.000
APLICACIONES FINANCIERAS	**21.968.384**
DISMINUCIÓN DE PASIVOS	21.968.384
Disminución de cuentas y efectos por pagar	21.968.384
Disminución de cuentas y efectos por pagar a corto plazo	21.968.384
Disminución cuentas por pagar a proveedores a corto plazo	21.968.384
TOTAL GASTOS	**515.985.367**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117863	asistencia de salud integral	Caso Atendido			250.000		217.017.147		226.420.038	443.437.185
	TOTAL						217.017.147		226.420.038	443.437.185

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		15.419.028		16.533.352	31.952.380
02	Gestión administrativa	23.277.384	8.693.988		8.624.430	40.595.802
	TOTAL	23.277.384	24.113.016		25.157.782	72.548.182

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**35**	**34**		**69**	**4.461.600**		**4.461.600**
Directivo	35	34		69	4.461.600		4.461.600
Personal Contratado	**111**	**118**		**229**	**7.572.252**		**7.572.252**
Profesional y Técnico	79	96		175	6.006.000		6.006.000
Personal Administrativo	24	16		40	1.149.420		1.149.420
Personal Médico	2			2	92.400		92.400
Obrero	6	6		12	324.432		324.432
TOTAL	**146**	**152**		**298**	**12.033.852**		**12.033.852**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	356.656.366
4.02	Materiales, suministros y mercancías	1.881.889
4.03	Servicios no personales	14.689.129
4.04	Activos reales	1.309.000
4.07	Transferencias y donaciones	118.171.599
4.08	Otros gastos	1.309.000
4.11	Disminución de pasivos	21.968.384
	TOTAL	**515.985.367**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**492.707.983**
INGRESOS CORRIENTES ORDINARIOS	492.707.983
TRANSFERENCIAS CORRIENTES	492.707.983
Transferencias corrientes del sector público	492.707.983
Transferencias corrientes internas recibidas del sector público	492.707.983
De la República	241.130.163
Recursos Ordinarios	241.130.163
De los entes descentralizados sin fines empresariales	251.577.820
1.2 GASTOS CORRIENTES	**492.707.983**
GASTOS DE CONSUMO	374.536.384
Remuneraciones	356.656.366
Sueldos, salarios y otras retribuciones	12.033.852
Beneficios y complementos de sueldos y salarios	11.808.531
Aportes patronales	1.190.604
Prestaciones sociales y otras indemnizaciones	2.886.600
Asistencia socioeconómica	328.736.779
Compra de bienes y servicios	3.207.569
Bienes de consumo	1.881.889
Servicios no personales	1.325.680
Impuestos indirectos	13.363.449
Depreciación y amortización	1.309.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	118.171.599
Al sector privado	118.171.599
Transferencias corrientes al sector privado	118.171.599
Directas a personas	118.171.599
Pensiones y otros beneficios asociados	28.409.358
Jubilaciones y otros beneficios asociados	89.762.241

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	**0**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.309.000**
RECURSOS PROPIOS DE CAPITAL	1.309.000
Incremento de la depreciación y amortización acumuladas	1.309.000
2.2 GASTOS DE CAPITAL	**1.309.000**
INVERSIÓN REAL DIRECTA	1.309.000
Formación bruta de capital fijo	909.000
Maquinaria, equipos y otros bienes muebles	909.000
Bienes intangibles	400.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**21.968.384**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	21.968.384
Disminución de otros activos financieros	21.968.384
Disminución de disponibilidades	21.968.384
Disminución de bancos	21.968.384
3.2 APLICACIONES FINANCIERAS	**21.968.384**
DISMINUCIÓN DE PASIVOS	21.968.384
Disminución de cuentas y efectos por pagar	21.968.384
Disminución de cuentas y efectos por pagar a corto plazo	21.968.384
Disminución cuentas por pagar a proveedores a corto plazo	21.968.384

32
Defensoría del Pueblo

Defensoría del Pueblo

A0412 Fundación Juan Vives Suriá

A0412

Fundación Juan Vives Suriá

FUNDACIÓN JUAN VIVES SURIÁ

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Para el ejercicio económico 2013 la Fundación Juan Vives Suriá contará con recursos ordinarios recibidos de parte del Ejecutivo Nacional, que ascienden a la cantidad de **Cuatro Millones Setecientos Cincuenta y Cuatro Mil Bolívares exactos (Bs. 4.754.000,00)**

Con esta cantidad de recursos, la Fundación conjuntamente con la Escuela de derechos Humanos, pretende extender el alcance de su formación en materia de Derechos Humanos al resto del territorio Nacional que aún se encuentra a la espera de ser atendido y dotado de herramientas que le permitan a ciudadanos y ciudadanas conocer, promover y defender sus derechos humanos y fundamentales propios y los de sus colectivos.

Para acometer y dar alcance a las metas se cuenta con profesionales calificados excelente talento humano y una completa infraestructura que se pretende fortalecer para prestar un mejor servicio que permita fomentar una cultura de promoción y defensa de Derechos Humanos.

Así mismo la Fundación fortalecerá el proceso formativo que adelanta conjuntamente con la Universidad de Valencia España, en cuanto a la Maestría en Derecho Constitucional.

Finalmente, se completará el acondicionamiento de los espacios ubicados en el estado Lara, donde funcionará la Escuela de Derechos Humanos de la Región

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**4.754.000**
INGRESOS CORRIENTES EXTRAORDINARIOS	4.754.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.754.000
Donaciones corrientes internas recibidas del sector público	4.754.000
De la República	4.754.000
TOTAL RECURSOS	**4.754.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**4.140.000**
GASTOS DE CONSUMO	3.405.000
Remuneraciones	2.344.000
Sueldos, salarios y otras retribuciones	1.576.533
Beneficios y complementos de sueldos y salarios	163.400
Aportes patronales	63.800
Prestaciones sociales y otras indemnizaciones	274.833
Asistencia socioeconómica	265.434
Compra de bienes y servicios	1.061.000
Bienes de consumo	500.000
Servicios no personales	561.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	735.000
Al sector privado	735.000
Donaciones corrientes al sector privado	735.000
Donaciones a personas	735.000
GASTOS DE CAPITAL	**614.000**
INVERSIÓN REAL DIRECTA	614.000
Formación bruta de capital fijo	614.000
Maquinaria, equipos y otros bienes muebles	614.000
TOTAL GASTOS	**4.754.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118967	Educación, Investigación y Promoción en materia de Derechos Humanos	Persona Adiestrada			7.500		4.754.000			4.754.000
TOTAL							4.754.000			4.754.000

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	17	11		28	1.092.000		1.092.000
Profesional y Técnico	13	8		21	792.000		792.000
Personal Administrativo	4	3		7	300.000		300.000
TOTAL	17	11		28	1.092.000		1.092.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	2.344.000
4.02	Materiales, suministros y mercancías	500.000
4.03	Servicios no personales	561.000
4.04	Activos reales	614.000
4.07	Transferencias y donaciones	735.000
	TOTAL	**4.754.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.754.000**
INGRESOS CORRIENTES EXTRAORDINARIOS	4.754.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.754.000
Donaciones corrientes internas recibidas del sector público	4.754.000
De la República	4.754.000
1.2 GASTOS CORRIENTES	**4.140.000**
GASTOS DE CONSUMO	3.405.000
Remuneraciones	2.344.000
Sueldos, salarios y otras retribuciones	1.576.533
Beneficios y complementos de sueldos y salarios	163.400
Aportes patronales	63.800
Prestaciones sociales y otras indemnizaciones	274.833
Asistencia socioeconómica	265.434
Compra de bienes y servicios	1.061.000
Bienes de consumo	500.000
Servicios no personales	561.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	735.000
Al sector privado	735.000
Donaciones corrientes al sector privado	735.000
Donaciones a personas	735.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**614.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**614.000**
RECURSOS PROPIOS DE CAPITAL	614.000
Ahorro en cuenta corriente	614.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**614.000**
INVERSIÓN REAL DIRECTA	614.000
Formación bruta de capital fijo	614.000
Maquinaria, equipos y otros bienes muebles	614.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

33
Vicepresidencia de la República

Vicepresidencia de la República

A0010 Instituto Autónomo Comisión Nacional de Telecomunicaciones (CONATEL)
A0015 Corporación de Desarrollo de la Región Central (CORPOCENTRO)
A0016 Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)
A0018 Corporación de Desarrollo de la Región de los Andes (CORPOANDES)
A0019 Corporación de Desarrollo de la Región Zuliana (CORPOZULIA)
A0240 Superintendencia Nacional de Costos y Precios
A0261 Corporación de Desarrollo Jacinto Lara (CORPOLARA)
A0411 Fundación Pro-Patria 2000
A0460 Fundación Misión Milagro
A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)
A0908 Servicio Nacional de Contrataciones

A0010

Instituto Autónomo Comisión Nacional de Telecomunicaciones (CONATEL)

INSTITUTO AUTÓNOMO COMISIÓN NACIONAL DE TELECOMUNICACIONES (CONATEL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Comisión Nacional de Telecomunicaciones (Conatel), elaboró su presupuesto para el año 2013, en base a las Líneas Generales del Proyecto Nacional Simón Bolívar - Primer Plan Socialista- PPS- del Desarrollo Económico y Social de la Nación 2007-2013, en coordinación con las diferentes instituciones del sector público, con el fin de garantizar la transparencia en la acción gubernamental y lograr una mayor inclusión de los ciudadanos y ciudadanas en los asuntos públicos.

En este sentido, los proyectos desarrollarán acciones, que promoverán e implementarán la desagregación por género del personal activo y pasivo y por tipos de cargos, a efectos de garantizar condiciones de igualdad y equidad entre hombres y mujeres, en la capacitación e incorporación a la seguridad social, en el cumplimiento de las leyes que protegen a los trabajadores y trabajadoras, destacando su participación en la consecución de los Proyectos y/o Acciones Centralizadas, en el orden social, así como en la implementación, ampliación, mejoramiento y desarrollo de sistemas de información, redes de acceso a la comunicación y tecnología, para así atender las necesidades y demandas que existen en la sociedad venezolana e incentivando la participación directa de los ciudadanos y ciudadanas, garantizando que las telecomunicaciones, formen parte de la promoción y defensa de la soberanía nacional, bajo el enfoque de la nueva geopolítica y de conformidad con la gestión pública, en pro de avanzar y profundizar el Desarrollo del Proyecto Socialista del Siglo XXI; estas Acciones y Proyectos, promoverán los cinco (5) lineamientos estratégicos institucionales, a saber;

1. Participación ciudadana

Conatel continuará impulsando el modelo comunicacional inclusivo, en radio y televisión, para lograr que los ciudadanos y comunidades organizadas, se conviertan en sujetos activos y críticos del hecho comunicacional, especialmente de los sectores excluidos, a través de una agenda temática contentiva de trabajo, donde participarán las comunidades organizadas, cooperativas, estudiantes, sector público y ciudadanía en general.

Por otra parte, la Comisión siguiendo con los compromisos asumidos, dará continuidad al fortalecimiento de los vínculos entre las comunidades y el gobierno nacional, en materia de telecomunicaciones, para consolidar el nuevo modelo de comunicación, ya que en esta democracia participativa y protagónica, las voces del pueblo son pilares fundamentales en el hecho comunicacional, por lo que los medios comunitarios, son del pueblo y para el pueblo.

2. Presencia regional

La Comisión en el 2013, dará continuidad a las acciones para el fortalecimiento de la presencia regional a nivel nacional de sus oficinas, a fin de facilitar el acceso y acercamiento de Conatel a las comunidades, a nivel regional. A través de estas oficinas, se podrán atender las solicitudes, sugerencias, reclamos y/o denuncias, que las comunidades y operadores regionales realicen, evitando los traslados hasta la sede central. Adicionalmente, cada oficina estará equipada con la tecnología para monitorear y analizar las señales de radio y TV abiertas, a fin de verificar el cumplimiento del marco legal, establecido en la Ley de Responsabilidad Social en Radio y Televisión.

3. Desarrollo y democratización del sector

El equipo técnico de la Comisión, seguirá trabajando desde una perspectiva multidimensional, poniendo especial énfasis en las comunidades del interior del país, brindándoles apoyo técnico, económico, legal y social, proporcionándoles la capacitación y adiestramiento, necesarios para el desarrollo de actividades ligadas a la operación de los puntos de acceso y las emisoras de radio y televisión comunitarias, masificando el acceso y uso de las tecnologías de información y comunicación, a fin de que sean atendidas las necesidades de las comunidades, relacionadas con el intercambio de información, inherente a su problemática local y las diversas actividades productivas existentes y potenciales.

Para garantizar el acceso al desarrollo, explotación y uso de las telecomunicaciones, de la informática y de los servicios postales, a todos los ciudadanos, asociaciones comunitarias de ciudadanos y asociaciones socio-productivas, independientemente de su ubicación geográfica o su poder adquisitivo, así como la generación de contenidos independientes de la propiedad de los medios de transmisión, que contribuyan a compartir el conocimiento, necesario para el desarrollo del nuevo modelo socio-productivo, se continuará con la instalación de Puntos de Acceso, cuyo objetivo es propiciar la reducción de los desequilibrios existentes en el acceso a la información, capacitación, creación y producción, mediante el uso de las Tecnologías de Información y Comunicación (TIC`s), como herramientas habilitadoras del desarrollo local. Adicionalmente, brindará conectividad a los organismos y dependencias del Estado, incluidos en las Obligaciones del Servicio Universal de Telecomunicaciones.

Así mismo, el Centro de Documentación en Telecomunicaciones (Ceditel), seguirá desarrollando el proyecto de formación y promoción para el uso y democratización de las TIC's, como herramienta de apoyo en el desarrollo nacional, a través de una serie de acciones formativas (cursos especializados, foros, charlas y talleres), tanto en la modalidad presencial como a distancia, para la capacitación de comunidades organizadas, otras formas de asociaciones solidarias, cooperativas, organismos del Estado, estudiantes, universidades públicas y privadas, empresas vinculadas al sector, así como a los empleados de Conatel, con el objetivo de incrementar y fortalecer sus capacidades, por lo que para el año 2013 se estima realizar 110 cursos de capacitación, producto de la ejecución de este Proyecto, como herramienta de apoyo en pro del desarrollo nacional.

4. Cooperación interinstitucional

La Comisión Nacional de Telecomunicaciones, contribuyendo con el rol social que viene promoviendo el Ejecutivo Nacional, a través de diferentes iniciativas adelantadas conjuntamente con otras instituciones del Estado, está trabajando en el proceso de democratización de los servicios de radio y televisión, ejemplo de ello es el apoyo a los Medios Alternativos y Comunitarios y la promoción de la Producción Nacional Independiente. Como muestra de respaldo, desarrolla un programa de capacitación para que los Productores Nacionales Independientes, cuenten con las herramientas necesarias, que les permitan generar contenidos ajustados a los principios y valores establecidos en la Ley Responsabilidad Social en Radio y Televisión.

En este sentido, el presupuesto elaborado permitirá propiciar el logro de los lineamientos de la Vicepresidencia de la República Bolivariana de Venezuela, específicamente, en el área estratégica "Fortalecer el Desarrollo de las Telecomunicaciones", en donde las telecomunicaciones, entendidas como un derecho humano, se conviertan en herramientas habilitadoras de la socialización del conocimiento y que contribuyan al desarrollo social, económico, político, territorial y cultural del país, de conformidad con los lineamientos del Plan de Desarrollo Económico y Social de la Nación en Radio y Televisión.

5. Gestión institucional

La Gestión Institucional en Conatel, ha estado orientada a potenciar la eficacia, eficiencia y transparencia, con el fin de responder satisfactoria y oportunamente, a las necesidades y exigencias de los usuarios, las usuarias y comunidad en general, en materia de telecomunicaciones.

Para el ejercicio fiscal 2013, Conatel tiene previsto ejecutar el proyecto de reorganización institucional, que conduzca a la Modernización de la Comisión. En este sentido, se ha trazado implementar una estrategia que tiene como objetivo fundamental, adecuar los procesos organizacionales existentes, orientados a mejorar la calidad del servicio, afianzar la eficiencia e impulsar la productividad, con la finalidad de responder a las nuevas demandas nacionales e internacionales del sector, que se focalizan en la socialización del uso y aplicación de las telecomunicaciones y en democratizar su acceso.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**341.238.114**
INGRESOS CORRIENTES ORDINARIOS	341.238.114
INGRESOS NO TRIBUTARIOS	327.277.945
Tasas	79.954.378
Ingresos por contribuciones especiales	247.323.567
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	920.337
Venta de otros bienes y servicios	920.337
INGRESOS DE OPERACIÓN	13.039.832
Ingresos financieros de instituciones financieras	13.039.832
INGRESOS DE CAPITAL	**567.609.668**
RECURSOS PROPIOS DE CAPITAL	7.638.411
Incremento de la depreciación y amortización acumuladas	7.638.411
TRANSFERENCIAS Y DONACIONES DE CAPITAL	559.971.257
Transferencias y donaciones de capital del sector privado	559.971.257
Transferencias de capital recibidas del sector privado	559.971.257
De empresas privadas	559.971.257
FUENTES DE FINANCIAMIENTO	**393.413.334**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	393.413.334
Disminución de otros activos financieros	393.413.334
Disminución de disponibilidades	393.413.334
Disminución de bancos	116.808.586
Disminución de inversiones temporales	276.604.748
TOTAL RECURSOS	**1.302.261.116**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**717.765.892**
GASTOS DE CONSUMO	384.140.753
Remuneraciones	295.273.294
Sueldos, salarios y otras retribuciones	82.019.989
Beneficios y complementos de sueldos y salarios	63.482.430
Aportes patronales	10.779.850
Prestaciones sociales y otras indemnizaciones	14.756.619
Asistencia socioeconómica	110.568.286
Otros gastos de personal	13.666.120
Compra de bienes y servicios	69.935.796
Bienes de consumo	12.554.327
Servicios no personales	57.381.469
Impuestos indirectos	11.293.252
Depreciación y amortización	7.638.411
TRANSFERENCIAS Y DONACIONES CORRIENTES	333.625.139
Al sector privado	52.751.063
Transferencias corrientes al sector privado	43.111.291
Directas a personas	5.824.005
Pensiones y otros beneficios asociados	1.228.733
Jubilaciones y otros beneficios asociados	4.595.272
Otras transferencias corrientes internas al sector privado	37.287.286
Donaciones corrientes al sector privado	9.639.772
Donaciones a personas	8.334.096
Donaciones a instituciones sin fines de lucro	1.305.676
Al sector público	280.234.249
Transferencias corrientes al sector público	272.274.634
A la República	19.446
A los entes descentralizados sin fines empresariales para sus gastos	19.445
A entes descentralizados con fines empresariales no petroleros	272.235.743
Donaciones corrientes al sector público	7.959.615
A la República	7.887.386
A los entes descentralizados sin fines empresariales	72.229

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Al sector externo	639.827
Transferencias corrientes al exterior	639.827
A organismos internacionales	639.827
GASTOS DE CAPITAL	**584.295.224**
INVERSIÓN REAL DIRECTA	24.323.968
Formación bruta de capital fijo	24.323.968
Edificios e instalaciones	9.108.813
Maquinaria, equipos y otros bienes muebles	15.215.155
TRANSFERENCIAS Y DONACIONES DE CAPITAL	559.971.256
Al sector público	559.971.256
Transferencias de capital al sector público	559.971.256
A entes descentralizados con fines empresariales no petroleros	559.971.256
APLICACIONES FINANCIERAS	**200.000**
DISMINUCIÓN DE PASIVOS	200.000
Disminución de cuentas y efectos por pagar	200.000
Disminución de cuentas y efectos por pagar a corto plazo	200.000
Disminución cuentas por pagar a proveedores a corto plazo	200.000
TOTAL GASTOS	**1.302.261.116**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118.846	Fortalecimiento de la presencia regional de Conatel en el territorio nacional.	Oficina regional activada			4	13.099.384				13.099.384
118.895	Desarrollo de un sistema de información estadístico que reemplace el actual Observatorio Estadístico de Conatel (Fase II)	Sistema			1	1.076.301				1.076.301
118.939	Fortalecimiento de las Organizaciones de Usuarios y Usuarias (OUU) para ejercer la contraloría social en radio, televisión y medios electrónicos.	Comité organizador apoyado			45	2.212.385				2.212.385
118.968	Desarrollo y fortalecimiento de las capacidades de los ciudadanos en el tema de las Tecnologías de Información y Comunicación (TIC's)	Curso			110	3.333.140				3.333.140
118.985	Fortalecimiento de los medios comunitarios en el marco de la comunicación popular	Medio alternativo comunitario			173	39.617.398				39.617.398
119.425	Financiamiento de los proyectos presentados por los Productores Nacionales e Independientes	Hora			450	163.401.460				163.401.460
119.453	Formulación, financiamiento y seguimiento de las obligaciones de Servicio Universal de Telecomunicaciones.	Financiamiento			11	685.331.457				685.331.457
119.668	Modernización de la Comisión Nacional de Telecomunicaciones (Conatel), año 2013. Etapa II	Institución fortalecida			1	1.125.298				1.125.298
TOTAL						**909.196.823**				**909.196.823**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	295.166.034				295.166.034
02	Gestión Administrativa	84.235.843			7.638.411	91.874.254
03	Previsión y Protección Social	5.824.005				5.824.005
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	200.000				200.000
	TOTAL	**385.425.882**			**7.638.411**	**393.064.293**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**174**	**235**		**409**	**15.704.953**		**15.704.953**
Alto Nivel y de Dirección	10	18		28	2.396.845		2.396.845
Profesional y Técnico	95	89		184	8.331.149		8.331.149
Administrativo	27	20		47	1.291.423		1.291.423
Obrero	42	108		150	3.685.536		3.685.536
Personal Contratado	**345**	**298**		**643**	**23.608.097**		**23.608.097**
Profesional y Técnico	277	187		464	15.737.952		15.737.952
Administrativo	67	104		171	7.673.577		7.673.577
Obrero	1	7		8	196.568		196.568
TOTAL	**519**	**533**		**1.052**	**39.313.050**		**39.313.050**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**6**	**3**	**9**	**1.228.733**
Empleado	6	3	9	1.228.733
Jubilados	**24**	**8**	**32**	**4.595.272**
Alto Nivel y de Dirección		1	1	262.879
Empleado	24	7	31	4.332.393
TOTAL	**30**	**11**	**41**	**5.824.005**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	295.273.294
4.02	Materiales, suministros y mercancías	12.554.327
4.03	Servicios no personales	68.674.721
4.04	Activos reales	24.323.968
4.07	Transferencias y donaciones	893.596.395
4.08	Otros gastos	7.638.411
4.11	Disminución de pasivos	200.000
	TOTAL	**1.302.261.116**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**341.238.114**
INGRESOS CORRIENTES ORDINARIOS	341.238.114
INGRESOS NO TRIBUTARIOS	**327.277.945**
INGRESOS NO TRIBUTARIOS	327.277.945
Tasas	79.954.378
Ingresos por contribuciones especiales	247.323.567
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	920.337
Venta de otros bienes y servicios	920.337
INGRESOS DE OPERACIÓN	13.039.832
Ingresos financieros de instituciones financieras	13.039.832
1.2 GASTOS CORRIENTES	**717.765.892**
GASTOS DE CONSUMO	384.140.753
Remuneraciones	295.273.294
Sueldos, salarios y otras retribuciones	82.019.989
Beneficios y complementos de sueldos y salarios	63.482.430
Aportes patronales	10.779.850
Prestaciones sociales y otras indemnizaciones	14.756.619
Asistencia socioeconómica	110.568.286
Otros gastos de personal	13.666.120
Compra de bienes y servicios	69.935.796
Bienes de consumo	12.554.327
Servicios no personales	57.381.469
Impuestos indirectos	11.293.252
Depreciación y amortización	7.638.411
TRANSFERENCIAS Y DONACIONES CORRIENTES	333.625.139
Al sector privado	52.751.063
Transferencias corrientes al sector privado	43.111.291
Directas a personas	5.824.005
Pensiones y otros beneficios asociados	1.228.733
Jubilaciones y otros beneficios asociados	4.595.272
Otras transferencias corrientes internas al sector privado	37.287.286

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
Donaciones corrientes al sector privado	9.639.772
Donaciones a personas	8.334.096
Donaciones a instituciones sin fines de lucro	1.305.676
Al sector público	280.234.249
Transferencias corrientes al sector público	272.274.634
A la República	19.446
A los entes descentralizados sin fines empresariales para sus gastos	19.445
A entes descentralizados con fines empresariales no petroleros	272.235.743
Donaciones corrientes al sector público	7.959.615
A la República	7.887.386
A los entes descentralizados sin fines empresariales	72.229
Al sector externo	639.827
Transferencias corrientes al exterior	639.827
A organismos internacionales	639.827
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(376.527.778)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**191.081.890**
RECURSOS PROPIOS DE CAPITAL	(368.889.367)
Desahorro en cuenta corriente	(376.527.778)
Incremento de la depreciación y amortización acumuladas	7.638.411
TRANSFERENCIAS Y DONACIONES DE CAPITAL	559.971.257
Transferencias y donaciones de capital del sector privado	559.971.257
Transferencias de capital recibidas del sector privado	559.971.257
De empresas privadas	559.971.257
2.2 GASTOS DE CAPITAL	**584.295.224**
INVERSIÓN REAL DIRECTA	24.323.968
Formación bruta de capital fijo	24.323.968
Edificios e instalaciones	9.108.813
Maquinaria, equipos y otros bienes muebles	15.215.155

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
TRANSFERENCIAS Y DONACIONES DE CAPITAL	559.971.256
Al sector público	559.971.256
Transferencias de capital al sector público	559.971.256
A entes descentralizados con fines empresariales no petroleros	559.971.256
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(393.213.334)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**393.413.334**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	393.413.334
Disminución de otros activos financieros	393.413.334
Disminución de disponibilidades	393.413.334
Disminución de bancos	116.808.586
Disminución de inversiones temporales	276.604.748
3.2 APLICACIONES FINANCIERAS	**393.413.334**
DISMINUCIÓN DE PASIVOS	200.000
Disminución de cuentas y efectos por pagar	200.000
Disminución de cuentas y efectos por pagar a corto plazo	200.000
Disminución cuentas por pagar a proveedores a corto plazo	200.000
DÉFICIT FINANCIERO	393.213.334

A0015

Corporación de Desarrollo de la Región Central (CORPOCENTRO)

CORPORACIÓN DE DESARROLLO DE LA REGIÓN CENTRAL (CORPOCENTRO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Corporación de Desarrollo de la Región Central (Corpocentro), es un organismo adscrito a la Vicepresidencia de la República, según Decreto No. 7.408, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela No. 39.422, de fecha 12 de mayo de 2010. Su objetivo principal, inicialmente se orientó hacia la promoción del desarrollo armónico, endógeno, integral, sustentable y sostenido, de los estados Aragua, Carabobo, Cojedes, Miranda, Vargas y Distrito Capital que integran la Región Central. Actualmente cumple el rol de Oficina Técnica Regional del Fondo de Compensación Interterritorial de acuerdo a lo establecido por el Reglamento de la Ley Orgánica del Consejo Federal de Gobierno, reformado mediante Decreto N° 8.146 de fecha 12 de abril de 2011, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.655 de fecha 13 de abril de 2011, y en ese sentido, su ámbito de acción se extiende ahora a la Región Central 1 la cual agrupa a los estados Aragua y Carabobo.

Dentro de este marco, para el ejercicio fiscal 2013 Corpocentro, se ha propuesto la consolidación de un sistema de asistencia técnica integral y transversal que permita la transferencia de conocimientos a las organizaciones de base comunitarias en la formulación y gestión tecno-política de proyectos, que conlleven al empoderamiento popular.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Corporación en el año 2013, se estiman en Treinta y Tres Millones Novecientos Ochenta y Dos Mil Doscientos Ochenta y Un Bolívares (Bs. 33.982.281), provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	30.882.281
– Recursos por Disminución de Otros Activos Financieros	Bs.	1.800.000
– Recursos Propios de Capital	Bs.	1.300.000
Total		**33.982.281**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Corporación presenta una estructura de gastos que demanda una inversión por la cantidad de Dieciocho Millones Quinientos Veintinueve Mil Trescientos Sesenta y Nueve Bolívares (Bs. 18.529.369) destinada a la ejecución de un Proyecto y en Acciones Centralizadas la cantidad de Doce Millones Trescientos Cincuenta y Dos Mil Novecientos Doce Bolívares (Bs. 12.352.912); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de Personal	Bs.	21.971.679
– Materiales, suministros y mercancías	Bs.	2.000.000
– Servicios No Personales	Bs.	2.000.000
– Activos Reales	Bs.	550.000
– Transferencias y Donaciones	Bs.	4.360.602
– Otros Gastos	Bs.	1.300.000
– Disminución de Pasivos	Bs.	1.800.000
Total		**33.982.281**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Con el objetivo propio en el proceso de la planificación regional, el equilibrio interterritorial y la descentralización del poder constituido hacia el poder constituyente, la Corporación para el ejercicio económico financiero 2013, orientará sus líneas de acción hacia el fortalecimiento y consolidación de objetivos estratégicos específicamente en evaluación técnico-político y financiera de los proyectos consignados por las entidades territoriales y el poder popular, permitiendo así que la inversión pública con los recursos del Fondo de Compensación Interterritorial (FCI) ente financiero del CFG, se ejecute con la mayor eficiencia en la mayor suma de felicidad, para ello se propone la ejecución del proyecto "Desarrollo y Consolidación de la Oficina Técnica Regional (O.T.R.). Central I, Aragua- Carabobo", cuyo objetivo estratégico institucional es impulsar la planificación y el desarrollo regional bajo los lineamientos del Concejo Federal de Gobierno para los estado Aragua y Carabobo, mediante la aplicación de las instrucciones y procedimientos señalados por el Fondo de Compensación Interterritorial.

- **RESULTADOS ECONOMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	750.000
– Cuenta Capital:	Equilibrio	Bs.	0

- **CUENTAS FINANCIERAS:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por la cantidad de Bs. 1.800.000, la cual se destinará a cancelar cuentas y efectos a pagar por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**30.882.281**
INGRESOS CORRIENTES ORDINARIOS	30.882.281
TRANSFERENCIAS CORRIENTES	30.882.281
Transferencias corrientes del sector público	30.882.281
Transferencias corrientes internas recibidas del sector público	30.882.281
De la República	30.882.281
INGRESOS DE CAPITAL	**1.300.000**
RECURSOS PROPIOS DE CAPITAL	1.300.000
Incremento de la depreciación y amortización acumuladas	1.300.000
FUENTES DE FINANCIAMIENTO	**1.800.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.800.000
Disminución de otros activos financieros	1.800.000
Disminución de disponibilidades	1.800.000
Disminución de bancos	1.800.000
TOTAL RECURSOS	**33.982.281**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**31.632.281**
GASTOS DE CONSUMO	27.271.679
Remuneraciones	21.971.679
Sueldos, salarios y otras retribuciones	21.971.679
Compra de bienes y servicios	4.000.000
Bienes de consumo	2.000.000
Servicios no personales	2.000.000
Depreciación y amortización	1.300.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.360.602
Al sector privado	4.360.602
Transferencias corrientes al sector privado	4.360.602
Directas a personas	4.360.602
Pensiones y otros beneficios asociados	610.702
Jubilaciones y otros beneficios asociados	3.749.900
GASTOS DE CAPITAL	**550.000**
INVERSIÓN REAL DIRECTA	550.000
Formación bruta de capital fijo	550.000
Maquinaria, equipos y otros bienes muebles	550.000
APLICACIONES FINANCIERAS	**1.800.000**
DISMINUCIÓN DE PASIVOS	1.800.000
Disminución de cuentas y efectos por pagar	1.800.000
Disminución de cuentas y efectos por pagar a corto plazo	1.800.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000.000
Disminución de aportes patronales y retenciones laborales por pagar	700.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	250.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	100.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	100.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	250.000
Disminución cuentas por pagar a proveedores a corto plazo	100.000
TOTAL GASTOS	**33.982.281**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117004	Desarrollo y Consolidación de la Oficina Técnica Regional (O.T.R) Central I, Aragua - Carabobo.	Proyecto			1.200		18.529.369			18.529.369
TOTAL							18.529.369			18.529.369

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		3.442.310			3.442.310
02	Gestión administrativa	3.100.000	4.550.000			7.650.000
03	Previsión y protección social		4.360.602			4.360.602
TOTAL		3.100.000	12.352.912			15.452.912

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**70**	**64**		**134**	**1.842.946**	**1.315.017**	**3.157.963**
Directivo	1	1		2	35.514	49.563	85.077
Profesional y Técnico	44	11		55	733.908	641.144	1.375.052
Personal Administrativo	13	1		14	173.380	132.526	305.906
Obrero	12	51		63	900.144	491.784	1.391.928
Personal Contratado	**61**	**32**		**93**	**3.518.068**		**3.518.068**
Profesional y Técnico	45	27		72	2.975.700		2.975.700
Personal Administrativo	16	5		21	542.368		542.368
TOTAL	**131**	**96**		**227**	**5.361.014**	**1.315.017**	**6.676.031**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**2**	**4**	**6**	**610.702**
Obreros		3	3	315.527
Empleados	2	1	3	295.175
Jubilados	**17**	**15**	**32**	**3.749.900**
Obreros		1	1	97.870
Empleados	17	14	31	3.652.030
TOTAL	**19**	**19**	**38**	**4.360.602**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	21.971.679
4.02	Materiales, suministros y mercancías	2.000.000
4.03	Servicios no personales	2.000.000
4.04	Activos reales	550.000
4.07	Transferencias y donaciones	4.360.602
4.08	Otros gastos	1.300.000
4.11	Disminución de pasivos	1.800.000
	TOTAL	**33.982.281**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**30.882.281**
INGRESOS CORRIENTES ORDINARIOS	30.882.281
TRANSFERENCIAS CORRIENTES	30.882.281
Transferencias corrientes del sector público	30.882.281
Transferencias corrientes internas recibidas del sector público	30.882.281
De la República	30.882.281
Recursos Ordinarios	30.882.281
1.2 GASTOS CORRIENTES	**31.632.281**
GASTOS DE CONSUMO	27.271.679
Remuneraciones	21.971.679
Sueldos, salarios y otras retribuciones	21.971.679
Compra de bienes y servicios	4.000.000
Bienes de consumo	2.000.000
Servicios no personales	2.000.000
Depreciación y amortización	1.300.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.360.602
Al sector privado	4.360.602
Transferencias corrientes al sector privado	4.360.602
Directas a personas	4.360.602
Pensiones y otros beneficios asociados	610.702
Jubilaciones y otros beneficios asociados	3.749.900
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(750.000)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**550.000**
RECURSOS PROPIOS DE CAPITAL	550.000
Desahorro en cuenta corriente	(750.000)
Incremento de la depreciación y amortización acumuladas	1.300.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**550.000**
INVERSIÓN REAL DIRECTA	550.000
Formación bruta de capital fijo	550.000
Maquinaria, equipos y otros bienes muebles	550.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.800.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.800.000
Disminución de otros activos financieros	1.800.000
Disminución de disponibilidades	1.800.000
Disminución de bancos	1.800.000
3.2 APLICACIONES FINANCIERAS	**1.800.000**
DISMINUCIÓN DE PASIVOS	1.800.000
Disminución de cuentas y efectos por pagar	1.800.000
Disminución de cuentas y efectos por pagar a corto plazo	1.800.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000.000
Disminución de aportes patronales y retenciones laborales por pagar	700.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	250.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	100.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	100.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	250.000
Disminución cuentas por pagar a proveedores a corto plazo	100.000

A0016

Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)

CORPORACIÓN DE DESARROLLO DE LA REGIÓN DE LOS LLANOS (CORPOLLANOS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Corporación de Desarrollo de la Región de los Llanos (Corpollanos), es un organismo adscrito a la Vicepresidencia de la República, según Decreto No. 7.408, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela No. 39.422, de fecha 12 de mayo de 2010. Su objetivo principal se orienta hacia la promoción del desarrollo armónico, endógeno, integral, sustentable y sostenido, en concordancia con los lineamientos y objetivos establecidos en el Plan de Desarrollo Nacional Simón Bolívar 2007-2013, a los fines de impulsar el desarrollo de los estados Apure, Barinas, Cojedes, Guárico y Portuguesa que integran la Región. Actualmente cumple el rol de Oficina Técnica Regional del Fondo de Compensación Interterritorial del Consejo Federal de Gobierno (CFG), de acuerdo a lo establecido por el Reglamento de la Ley Orgánica del Consejo Federal de Gobierno, recientemente reformado mediante Decreto N° 8.146 de fecha 12 de abril de 2011, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.655 de fecha 13 de abril de 2011, y en ese sentido, su ámbito de acción se extiende ahora a la Región Llano 1 y Llano 2, las cuales agrupan, la primera, a los estados Apure y Guárico, y la segunda; a los estados Barinas; Cojedes y Portuguesa.

Dentro de este marco, para el ejercicio fiscal 2013, Corpollanos, se ha propuesto la consolidación de un sistema de asistencia técnica integral y transversal que permita la transferencia de conocimientos a las organizaciones de base comunitarias en la formulación y gestión tecno-política de proyectos y dando cumplimiento a la Ley Orgánica del Consejo Federal de Gobierno y su Reglamento, donde se estable que las corporaciones de Desarrollo será base de asiento funcional de las (OTR) Oficinas Técnicas Regionales del (FCI) Fondo de Compensación Interterritorial.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Corporación en el año 2013, se estiman en Veinticinco Millones Seiscientos Treinta y Cuatro Mil Quinientos Ochenta y Ocho Bolívares (Bs. 25.634.588), proveniente en su totalidad de la fuente de financiamiento siguiente:

– Aportes del Ejecutivo Nacional	Bs.	25.634.588

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Corporación presenta una estructura de gastos por Proyectos que demanda la cantidad de Quince Millones Trescientos Ochenta Mil Setecientos Treinta y Cinco Bolívares (Bs. 15.380.735), y por Acciones Centralizadas, un monto de Diez Millones Doscientos Treinta y Cinco Mil Ochocientos Treinta y Cinco Bolívares (Bs. 10.235.835); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de Personal	Bs.	22.089.741
– Materiales Suministros y Mercancías	Bs.	1.081.308
– Servicios No Personales	Bs.	1.441.172
– Activos Reales	Bs.	460.000
– Transferencias y Donaciones	Bs.	562.367
– **Total**	**Bs.**	**25.634.588**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a Corpocentro en el ejercicio presupuestario 2013, se orientarán a la ejecución de los Proyectos siguientes:

- Seguridad Alimentaria y Organización Comunal Fase IV.
- Gestión Corporativa de las Líneas de Acción de la Oficina Técnica Regional de la Región Llanos 1.
- Fortalecimiento de las Instancias de Planificación en la Región Llanos. Fase III.
- Gestión Corporativa de las Líneas de Acción de la Oficina Técnica Región Llanos 2.

- Fortalecimiento de CORPOLLANOS, en su condición de base de asiento regional del Fondo de Compensación Interterritorial FCI/CFG.
- Apoyo al Desarrollo Integral de la Población Indígena.
- Propuesta Programática de Capacitación, Asesoría y Asistencia Técnica de CORPOLLANOS. Fase V.
- Fortalecimiento y Apoyo a las Comunas en Construcción y demás Instancias de Organización y Participación Popular. Fase IV.
- Sistema de Seguimiento y Evaluación de Resultados e Impactos de la Gestión Pública en la Región Llanos.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente: Ahorro	Bs.	460.000
– Cuenta Capital: Equilibrio	Bs.	0

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**25.634.588**
INGRESOS CORRIENTES ORDINARIOS	25.634.588
TRANSFERENCIAS CORRIENTES	25.634.588
Transferencias corrientes del sector público	25.634.588
Transferencias corrientes internas recibidas del sector público	25.634.588
De la República	25.634.588
TOTAL RECURSOS	**25.634.588**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**25.174.588**
GASTOS DE CONSUMO	24.612.221
Remuneraciones	22.089.741
Sueldos, salarios y otras retribuciones	7.143.582
Beneficios y complementos de sueldos y salarios	3.876.431
Aportes patronales	1.176.032
Prestaciones sociales y otras indemnizaciones	2.079.027
Asistencia socioeconómica	5.139.628
Otros gastos de personal	2.675.041
Compra de bienes y servicios	2.222.480
Bienes de consumo	1.081.308
Servicios no personales	1.141.172
Impuestos indirectos	300.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	562.367
Al sector privado	562.367
Transferencias corrientes al sector privado	562.367
Directas a personas	562.367
Pensiones y otros beneficios asociados	255.403
Jubilaciones y otros beneficios asociados	256.964
Otras transferencias directas a personas	50.000
GASTOS DE CAPITAL	**460.000**
INVERSIÓN REAL DIRECTA	460.000
Formación bruta de capital Fijo	460.000
Maquinaria, equipos y otros bienes muebles	250.000
Construcciones de bienes de dominio privado	210.000
TOTAL GASTOS	**25.634.588**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116764	Seguridad Alimentaria y Organización Comunal Fase IV	Asistencia Técnica			15		1.200.000			1.200.000
116783	Gestión Corporativa de las Lineas de Acción de la Oficina Técnica Regional de la Región Llanos 1	Módulo de Tecnologia			1		2.400.000			2.400.000
116796	Fortalecimiento de las Instancias de Planificación en la Región Llanos Fase III	Asesoria			120		1.000.000			1.000.000
116845	Gestión Corporativa de las Lineas de Acción de la Oficina Técnica Regional de la Región Llanos 2	Modulo de Tecnología			1		2.800.000			2.800.000
116855	Fortalecimiento de CORPOLLANOS, en su condición de base de asiento regional del Fondo de Compensación Interterritorial FCI/CFG	Oficina regional Activada			5		1.265.000			1.265.000
116875	Apoyo al Desarrollo Integral de la Población Indigena	Módulo			5		1.100.000			1.100.000
116900	Propuesta Programática de capacitación, Asesoría y Asistencia Técnica de CORPOLLANOS. Fase V	Taller			240		1.200.000			1.200.000
116911	Fortalecimiento y Apoyo a las Comunas en Construcción y demás Instancias de Organización y Participación Popular. Fase IV	Asistencia Técnica			250		1.915.753			1.915.753
116913	Sistema de Seguimiento y Evaluación de Resultados e Impactos de la Gestión Pública en la Región Llanos	Sistema			1		2.500.000			2.500.000
	TOTAL						15.380.753			15.380.753

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los trabajadores y trabajadoras		9.239.368			9.239.368
02	Gestión Administrativa		502.100			502.100
03	Previsión y Protección Social		512.367			512.367
	TOTAL		10.253.835			10.253.835

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**31**	**56**	**10**	**97**	**4.346.282**		**4.346.282**
Alto Nivel y de Dirección		1	1	2	195.080		195.080
Directivo	19	46	4	69	3.177.150		3.177.150
Profesional y Técnico	10	4	3	17	532.964		532.964
Personal Administrativo	2		2	4	211.115		211.115
Obrero		5		5	229.973		229.973
Personal Contratado	**40**	**46**		**86**	**2.697.300**		**2.697.300**
Profesional y Técnico	16	19		35	1.203.709		1.203.709
Personal Administrativo	15	12		27	866.903		866.903
Obrero	9	15		24	626.688		626.688
TOTAL	**71**	**102**	**10**	**183**	**7.043.582**		**7.043.582**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**8**		**8**	**255.403**
Empleados	8		8	255.403
Jubilados	**5**	**2**	**7**	**256.964**
Empleados	5	2	7	256.964
TOTAL	**13**	**2**	**15**	**512.367**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	22.089.741
4.02	Materiales, suministros y mercancías	1.081.308
4.03	Servicios no personales	1.441.172
4.04	Activos reales	460.000
4.07	Transferencias y donaciones	562.367
	TOTAL	**25.634.588**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**25.634.588**
INGRESOS CORRIENTES ORDINARIOS	25.634.588
TRANSFERENCIAS CORRIENTES	25.634.588
Transferencias corrientes del sector público	25.634.588
Transferencias corrientes internas recibidas del sector público	25.634.588
De la República	25.634.588
Recursos Ordinarios	25.634.588
1.2 GASTOS CORRIENTES	**25.174.588**
GASTOS DE CONSUMO	24.612.221
Remuneraciones	22.089.741
Sueldos, salarios y otras retribuciones	7.143.582
Beneficios y complementos de sueldos y salarios	3.876.431
Aportes patronales	1.176.032
Prestaciones sociales y otras indemnizaciones	2.079.027
Asistencia socioeconómica	5.139.628
Otros gastos de personal	2.675.041
Compra de bienes y servicios	2.222.480
Bienes de consumo	1.081.308
Servicios no personales	1.141.172
Impuestos indirectos	300.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	562.367
Al sector privado	562.367
Transferencias corrientes al sector privado	562.367
Directas a personas	562.367
Pensiones y otros beneficios asociados	255.403
Jubilaciones y otros beneficios asociados	256.964
Otras transferencias directas a personas	50.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**460.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**460.000**
RECURSOS PROPIOS DE CAPITAL	460.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Ahorro en cuenta corriente	460.000
2.2 GASTOS DE CAPITAL	**460.000**
INVERSIÓN REAL DIRECTA	460.000
Formación bruta de capital fijo	460.000
Maquinaria, equipos y otros bienes muebles	250.000
Construcciones de bienes de dominio privado	210.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0018

Corporación de Desarrollo de la Región de los Andes (CORPOANDES)

CORPORACIÓN DE DESARROLLO DE LA REGIÓN DE LOS ANDES (CORPOANDES)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Corporación de Desarrollo de la Región de los Andes (Corpoandes), se creo el 8 de diciembre de 1964, según Gaceta Oficial de la República de Venezuela N° 27.619, concentrando su área de acción en los estados Mérida, Táchira y Trujillo; actualmente es un organismo adscrito a la Vicepresidencia de la República, según Decreto N° 7.408 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.422, de fecha 12 de mayo 2010. La Corporación tiene como objetivo dar respuestas oportunas y convertirse en fuente confiable de información y documentación a fin de promover el desarrollo integral de la Región de los Andes y colaborar en la coordinación con los organismos nacionales, estadales municipales y privados, en la elaboración de los proyectos de leyes, planes y programas que inciden en el desarrollo de la Región. En el año 2013, esta corporación tiene planteado como directriz estratégica el desarrollo de la política vinculada a los planes y proyectos fundamentales que adelanta el Ejecutivo Nacional, dentro de las Líneas Generales del Plan de Desarrollo Económico y Social 2007-2013.

Actualmente, Corpoandes cumple el rol de Oficina Técnica Regional del Fondo de Compensación Interterritorial del Consejo Federal de Gobiemo (CFG), de acuerdo con lo establecido en el Reglamento de la Ley Orgánica de Consejo Federal de Gobiemo.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Corporación en el año 2013, se estiman en Bs. 30.078.916, y proviene de la asignación indicada a continuación:

– Aportes del Ejecutivo Nacional	Bs.	30.384.076
– Recursos Propios	Bs.	1.694.840
Total	**Bs.**	**32.078.916**

- **POLÍTICA DE GASTOS:**

La distribución de los gasto a realizar a objeto de cubrir el funcionamiento y cumplir con los objetivos establecidos por la institución, corresponden a una inversión en Proyectos que alcanza a Dieciocho Millones Doscientos Treinta Mil Cuatrocientos Cuarenta y Seis Bolívares (Bs. 18.230.446) y en Acciones Centralizadas por Trece millones Ochocientos Cuarenta y Ocho Mil Cuatrocientos Setenta Bolívares (Bs. 13.848.470), los cuales se distribuirán de la siguiente manera:

– Gastos de Personal	Bs.	19.416.417
– Materiales Suministros y Mercancías	Bs.	1.065.682
– Servicios No Personales	Bs.	1.973.937
– Activos Reales	Bs.	204.900
– Transferencias y Donaciones	Bs.	8.041.980
– Otros Gastos	Bs.	26.000
– Disminución de pasivos	Bs.	1.350.000
Total	**Bs.**	**32.078.916**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a Corpoandes en el ejercicio presupuestario 2013, se orientaran a la ejecución del siguiente proyecto:

- Sistema de Información Geográfica de la Región de Los Andes (SIGRA).
- Puesta en funcionamiento de la Oficina Técnica Regional como ente descentralizador del Consejo Federal de Gobierno.
- Fortalecimiento de las bases socio-territoriales para el Desarrollo Integral en la Región de Los Andes.

- **RESULTADO ECONOMICO Y FINANCIERO:**

Las cuentas corriente y de capital de la Corporación de Desarrollo de la Región de los Andes, arrojarán en la ejecución del presupuesto 2013, como resultados económico y financiero, los siguientes:

– Cuenta Corriente: Ahorro	Bs.	178.900
– Cuenta Capital: Equilibrio	Bs.	0

- **CUENTAS FINANCIERAS:**

Como fuente de financiamiento se encuentra la disminución de bancos por Bs. 1.350.000. Estos recursos se destinarán a cubrir la disminución de: otros aportes patronales y retenciones laborales por pagar Bs. 448.440, cuentas por pagar a proveedores a corto plazo Bs. 787.010 y disminución de otros pasivos a mediano y largo plazo Bs. 562.990.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**30.702.916**
INGRESOS CORRIENTES ORDINARIOS	30.702.916
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	10.200
Venta de otros bienes y servicios	10.200
INGRESOS DE LA PROPIEDAD	308.640
Intereses	93.060
Intereses internos	93.060
Intereses por depósitos	93.060
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	215.580
Alquileres	215.580
TRANSFERENCIAS CORRIENTES	30.384.076
Transferencias corrientes del sector público	30.384.076
Transferencias corrientes internas recibidas del sector público	30.384.076
De la República	30.384.076
INGRESOS DE CAPITAL	**26.000**
RECURSOS PROPIOS DE CAPITAL	26.000
Incremento de la depreciación y amortización acumuladas	26.000
FUENTES DE FINANCIAMIENTO	**1.350.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.350.000
Disminución de otros activos financieros	1.350.000
Disminución de disponibilidades	1.350.000
Disminución de bancos	1.350.000
TOTAL RECURSOS	**32.078.916**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**30.524.016**
GASTOS DE CONSUMO	22.482.036
Remuneraciones	19.416.417
Sueldos, salarios y otras retribuciones	5.856.831
Beneficios y complementos de sueldos y salarios	6.398.627
Aportes patronales	722.638
Prestaciones sociales y otras indemnizaciones	1.960.888
Asistencia socioeconómica	1.529.969
Otros gastos de personal	2.947.464
Compra de bienes y servicios	3.039.619
Bienes de consumo	1.065.682
Servicios no personales	1.973.937
Depreciación y amortización	26.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.041.980
Al sector privado	8.041.980
Transferencias corrientes al sector privado	8.024.980
Directas a personas	8.024.980
Pensiones y otros beneficios asociados	1.163.588
Jubilaciones y otros beneficios asociados	6.861.392
Donaciones corrientes al sector privado	17.000
Donaciones a personas	8.500
Donaciones a instituciones sin fines de lucro	8.500
GASTOS DE CAPITAL	**204.900**
INVERSIÓN REAL DIRECTA	204.900
Formación bruta de capital fijo	204.900
Maquinaria, equipos y otros bienes muebles	139.100
Construcciones de bienes de dominio privado	65.800
APLICACIONES FINANCIERAS	**1.350.000**
DISMINUCIÓN DE PASIVOS	1.350.000
Disminución de cuentas y efectos por pagar	787.010
Disminución de cuentas y efectos por pagar a corto plazo	787.010
Disminución de aportes patronales y retenciones laborales por pagar	448.440
Disminución de otros aportes patronales por pagar	448.440

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución cuentas por pagar a proveedores a corto plazo	338.570
Disminución de otros pasivos	562.990
Disminución de otros pasivos a mediano y largo plazo	562.990
TOTAL GASTOS	**32.078.916**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
98916	Sistema de Información Geográfica de la Región de Los Andes (SIGRA)	01-01-2009	31-12-2013	5.404.562	1.881.226			7.285.788
111479	Puesta en funcionamiento de la Oficina Técnica Regional como ente descentralizador del Consejo Federal de Gobierno.	01-01-2011	31-12-2015	25.097.438	14.943.044	18.844.804	24.498.245	83.383.531
111557	Fortalecimiento de las bases socio-territoriales para el Desarrollo Integral en la Región de Los Andes.	01-01-2011	31-12-2013	1.627.831	1.406.176			3.034.007
TOTAL				32.129.831	18.230.446	18.844.804	24.498.245	93.703.326

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
98916	Sistema de Información Geográfica de la Región de Los Andes (SIGRA)	Sistema			1		1.881.226			1.881.226
111479	Puesta en funcionamiento de la Oficina Técnica Regional como ente descentralizador del Consejo Federal de Gobierno.	Oficina			1		14.943.044			14.943.044
111557	Fortalecimiento de las bases socio-territoriales para el Desarrollo Integral en la Región de Los Andes.	Documento Técnico			3		1.406.176			1.406.176
TOTAL							18.230.446			18.230.446

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		1.923.071			1.923.071
02	Gestión administrativa	1.694.840	2.205.579			3.900.419
03	Previsión y protección social		8.024.980			8.024.980
	TOTAL	**1.694.840**	**12.153.630**			**13.848.470**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**104**	**93**		**197**	**5.027.465**	**681.780**	**5.709.245**
Directivo	10	8		18	428.673		428.673
Profesional y Técnico	50	35		85	2.275.605	338.166	2.613.771
Personal Administrativo	30	4		34	819.243	124.076	943.319
Obrero	14	46		60	1.503.944	219.538	1.723.482
Personal Fijo a Tiempo Parcial		**1**		**1**	**27.166**	**2.845**	**30.011**
Profesional y Técnico		1		1	27.166	2.845	30.011
Personal Contratado	**2**	**2**		**4**	**84.745**		**84.745**
Personal Administrativo	2	1		3	79.523		79.523
Obrero		1		1	5.222		5.222
TOTAL	**106**	**96**		**202**	**5.139.376**	**684.625**	**5.824.001**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**25**	**14**	**39**	**1.163.588**
Obreros	4	10	14	435.907
Empleados	21	4	25	727.681
Jubilados	**91**	**132**	**223**	**6.861.392**
Obreros	10	64	74	2.278.834
Empleados	81	68	149	4.582.558
TOTAL	**116**	**146**	**262**	**8.024.980**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	19.416.417
4.02	Materiales, suministros y mercancías	1.065.682
4.03	Servicios no personales	1.973.937
4.04	Activos reales	204.900
4.07	Transferencias y donaciones	8.041.980
4.08	Otros gastos	26.000
4.11	Disminución de pasivos	1.350.000
	TOTAL	**32.078.916**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**30.702.916**
INGRESOS CORRIENTES ORDINARIOS	30.702.916
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	10.200
Venta de otros bienes y servicios	10.200
INGRESOS DE LA PROPIEDAD	308.640
Intereses	93.060
Intereses internos	93.060
Intereses por depósitos	93.060
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	215.580
Alquileres	215.580
TRANSFERENCIAS CORRIENTES	30.384.076
Transferencias corrientes del sector público	30.384.076
Transferencias corrientes internas recibidas del sector público	30.384.076
De la República	30.384.076
Recursos Ordinarios	30.384.076
1.2 GASTOS CORRIENTES	**30.524.016**
GASTOS DE CONSUMO	22.482.036
Remuneraciones	19.416.417
Sueldos, salarios y otras retribuciones	5.856.831
Beneficios y complementos de sueldos y salarios	6.398.627
Aportes patronales	722.638
Prestaciones sociales y otras indemnizaciones	1.960.888
Asistencia socioeconómica	1.529.969
Otros gastos de personal	2.947.464
Compra de bienes y servicios	3.039.619
Bienes de consumo	1.065.682
Servicios no personales	1.973.937
Depreciación y amortización	26.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.041.980
Al sector privado	8.041.980
Transferencias corrientes al sector privado	8.024.980
Directas a personas	8.024.980

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Pensiones y otros beneficios asociados	1.163.588
Jubilaciones y otros beneficios asociados	6.861.392
Donaciones corrientes al sector privado	17.000
Donaciones a personas	8.500
Donaciones a instituciones sin fines de lucro	8.500
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**178.900**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**204.900**
RECURSOS PROPIOS DE CAPITAL	204.900
Ahorro en cuenta corriente	178.900
Incremento de la depreciación y amortización acumuladas	26.000
2.2 GASTOS DE CAPITAL	**204.900**
INVERSIÓN REAL DIRECTA	204.900
Formación bruta de capital fijo	204.900
Maquinaria, equipos y otros bienes muebles	139.100
Construcciones de bienes de dominio privado	65.800
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.350.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.350.000
Disminución de otros activos financieros	1.350.000
Disminución de disponibilidades	1.350.000
Disminución de bancos	1.350.000
3.2 APLICACIONES FINANCIERAS	**1.350.000**
DISMINUCIÓN DE PASIVOS	1.350.000
Disminución de cuentas y efectos por pagar	787.010
Disminución de cuentas y efectos por pagar a corto plazo	787.010

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar	448.440
Disminución de otros aportes patronales por pagar	448.440
Disminución cuentas por pagar a proveedores a corto plazo	338.570
Disminución de otros pasivos	562.990
Disminución de otros pasivos a mediano y largo plazo	562.990

A0019

Corporación de Desarrollo de la Región Zuliana (CORPOZULIA)

CORPORACIÓN DE DESARROLLO DE LA REGIÓN ZULIANA (CORPOZULIA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Corporación de Desarrollo de la Región Zuliana (Corpozulia), es un organismo adscrito a la Vicepresidencia de la República, según Decreto No. 7.408, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela No. 39.422, de fecha 12 de mayo de 2010. Su objetivo principal se orientó hacia la promoción del desarrollo armónico, endógeno, integral, sustentable y sostenido de la Región Zuliana. Actualmente cumple el rol de Oficina Técnica Regional del Fondo de Compensación Interterritorial del Consejo Federal de Gobierno (CFG), de acuerdo a lo establecido por el Reglamento de la Ley Orgánica del Consejo Federal de Gobierno, reformado mediante Decreto N° 8.146 de fecha 12 de abril de 2011, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.655 de fecha 13 de abril de 2011, y en ese sentido, su ámbito de acción se extiende ahora a la Región Occidental, la cual agrupa los estados Falcón y Zulia.

Dentro de este marco, para el ejercicio fiscal 2013, Corpozulia, se ha propuesto la consolidación de un sistema de asistencia técnica integral y transversal que permitirá la transferencia de conocimientos a las organizaciones de base comunitarias en la formulación y gestión tecno-política de proyectos, que conlleve al empoderamiento popular.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Corporación en el año 2013, se estiman en Bs. 306.844.315, provenientes de las fuentes de financiamiento siguientes:

– Ingresos de la Propiedad	Bs.	150.029.569
– Aporte del Ejecutivo Nacional	Bs.	56.771.064
– Otros Ingresos	Bs.	9.751
– Recursos Propios de Capital	Bs.	100.033.931
Total	**Bs.**	**306.844.315**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Corporación presenta una estructura de gastos por Proyectos que demanda la cantidad de Ochenta y Cinco Millones Nueve Mil Ciento Sesenta y Ocho Bolívares (Bs. 85.009.168), y por Acciones Centralizadas, un monto de Doscientos Veintiún Millones Ochocientos Treinta y Cinco Mil Ciento Cuarenta y Siete Bolívares (Bs. 221.835.147); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de Personal	Bs.	154.860.826
– Materiales Suministros y Mercancías	Bs.	14.529.535
– Servicios no Personales	Bs.	37.112.283
– Activos Reales	Bs.	5.674.999
– Activos Financieros	Bs.	100.000
– Transferencias y Donaciones	Bs.	91.779.435
– Otros Gastos	Bs.	1.800.000
– Disminución de Pasivos	Bs.	987.237
Total	**Bs.**	**306.844.315**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a Corpozulia en el ejercicio presupuestario 2013, se orientarán a la ejecución de los Proyectos siguientes:

- Diversificación de Servicios del Centro de Información y Documentación.
- Mantenimiento correctivo y preventivo de las edificaciones de Corpozulia.
- Evaluación de los Recursos Minerales no Metálicos del Estado Zulia.
- Fiscalización y Acondicionamiento del puerto de embarque de Palmarejo y Minas Paso Diablo y Mina Norte.
- Fortalecimiento de las Unidades de Producción Agrícola Vegetal Especializadas.
- Promoción y Fortalecimiento de Comunidades y Hábitat.
- Ejecución de programas de conservación y educación ambiental en el Estado Zulia.
- Consolidación de las Unidades de Producción Agrícola Pecuarias.
- Consolidación de la Oficina Técnica Regional Occidental.
- Fomento para la Investigación y Desarrollo Tecnológico.
- Fortalecimiento de la Actividad e Infraestructura Turística.

- **RESULTADO ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultado económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	11.566.945
– Cuenta Capital:	Déficit	Bs.	97.246.694

- **CUENTA FINANCIERA:**

Como fuentes de financiamiento destacan, la disminución de las disponibilidades en bancos por un monto de Bs.74.507.385, y de cuentas por cobrar por la cantidad de Bs. 23.726.546, que totalizan Bs. 98.233.931, los cuales se destinarán a cubrir una disminución de cuentas y efectos por pagar de Bs. 987.237 y a financiar el déficit que registrará la cuenta capital de Bs.97.246.694.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**206.810.384**
INGRESOS CORRIENTES ORDINARIOS	206.810.384
INGRESOS DE LA PROPIEDAD	150.029.569
Intereses	6.895.962
Intereses internos	6.895.962
Intereses por préstamos	6.895.962
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	143.133.607
Utilidades, rentas y dividendos entes descentralizados no petroleros	142.101.607
Alquileres	1.032.000
TRANSFERENCIAS CORRIENTES	56.771.064
Transferencias corrientes del sector público	56.771.064
Transferencias corrientes internas recibidas del sector público	56.771.064
De la República	56.771.064
OTROS INGRESOS	9.751
Otros ingresos ordinarios	9.751
INGRESOS DE CAPITAL	**1.800.000**
RECURSOS PROPIOS DE CAPITAL	1.800.000
Incremento de la depreciación y amortización acumuladas	1.800.000
FUENTES DE FINANCIAMIENTO	**98.233.931**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	98.233.931
Disminución de otros activos financieros	98.233.931
Disminución de disponibilidades	74.507.385
Disminución de bancos	74.507.385
Disminución de cuentas por cobrar a corto plazo	23.726.546
Disminución de cuentas comerciales por cobrar a corto plazo	23.726.546
TOTAL RECURSOS	**306.844.315**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**218.377.329**
GASTOS DE CONSUMO	189.045.464
Remuneraciones	154.561.826
Sueldos, salarios y otras retribuciones	48.085.809
Beneficios y complementos de sueldos y salarios	52.308.126
Aportes patronales	4.137.755
Prestaciones sociales y otras indemnizaciones	20.363.284
Asistencia socioeconómica	29.449.892
Otros gastos de personal	216.960
Compra de bienes y servicios	32.683.638
Bienes de consumo	4.911.400
Servicios no personales	27.772.238
Depreciación y amortización	1.800.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	29.331.865
Al sector privado	26.555.265
Transferencias corrientes al sector privado	22.507.185
Directas a personas	21.840.425
Pensiones y otros beneficios asociados	3.938.737
Jubilaciones y otros beneficios asociados	17.901.688
A instituciones sin fines de lucro	24.360
A empresas privadas	250.900
Transferencias corrientes a Consejos Comunales	391.500
Donaciones corrientes al sector privado	4.048.080
Donaciones a personas	2.896.880
Donaciones a instituciones sin fines de lucro	19.552
Donaciones corrientes a Consejos Comunales	1.131.648
Al sector público	2.776.600
Transferencias corrientes al sector público	759.638
A la República	519.638
A los entes descentralizados sin fines empresariales para sus gastos	240.000
Donaciones corrientes al sector público	2.016.962
A la República	1.456.962
A entes descentralizados con fines empresariales no petroleros	126.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Al Poder Municipal	434.000
GASTOS DE CAPITAL	**87.479.749**
INVERSIÓN REAL DIRECTA	24.932.179
Formación bruta de capital fijo	24.932.179
Maquinaria, equipos y otros bienes muebles	5.654.629
Construcciones de bienes de dominio público	20.370
Producción propia (gastos capitalizables)	19.257.180
Remuneraciones	299.000
Sueldos, salarios y otras retribuciones	299.000
Compra de bienes y servicios	18.958.180
Bienes de consumo	9.618.135
Servicios no personales	9.340.045
TRANSFERENCIAS Y DONACIONES DE CAPITAL	62.447.570
Al sector privado	61.852.927
Donaciones de capital al sector privado	61.852.927
A personas	61.852.927
Al sector público	594.643
Transferencias de capital al sector público	594.643
A la República	594.643
INVERSIÓN FINANCIERA	100.000
Aportes en acciones y participaciones de capital	100.000
Al sector privado	100.000
APLICACIONES FINANCIERAS	**987.237**
DISMINUCIÓN DE PASIVOS	987.237
Disminución de cuentas y efectos por pagar	987.237
Disminución de cuentas y efectos por pagar a corto plazo	987.237
Disminución cuentas por pagar a proveedores a corto plazo	987.237
TOTAL GASTOS	**306.844.315**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117116	Diversificación de Servicios del Centro de Información y documentación	Metro Cuadrado			100	200.000				200.000
117204	Mantenimiento correctivo y preventivo de las edificaciones de Corpozulia	Metro Cuadrado			1.600	2.059.698				2.059.698
117236	Evaluación de los Recursos Minerales no Metálicos del Estado Zulia.	Kilómetro Cuadrado			60	150.540				150.540
117277	Fiscalización y Acondicionamiento del puerto de embarque de Palmarejo y Minas Paso Diablo y Mina Norte	Metro			230	262.435				262.435
117332	Fortalecimiento de las Unidades de Producción Agrícola Vegetal Especializadas	Kilogramo			2.881.200	5.758.733				5.758.733
117377	Promoción y Fortalecimiento de Comunidades y Hábitat	Vivienda			500	67.750.107				67.750.107
117398	Ejecución de programas de conservación y educación ambiental en el Estado Zulia	Conferencia			16	21.718				21.718
117415	Consolidación de las Unidades de Producción Agrícola Pecuarias	Litro			1.080.000	5.079.937				5.079.937
117419	Consolidación de la Oficina Técnica Regional Occidental	Supervisión			5.200	1.000.000				1.000.000
117593	Fomento para la Investigación y Desarrollo Tecnológico	Asistencia Técnica			10.410	1.300.000				1.300.000
117856	Fortalecimiento de la Actividad e Infraestructura Turística	Metro Cuadrado			7.500	996.000				996.000
119676	Fortalecimiento de unidades productivas en el área de manufactura y de servicios	Unidad de Producción			6	430.000				430.000
TOTAL						85.009.168				85.009.168

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	117.595.041	37.086.785			154.681.826
02	Gestión administrativa	37.507.115	7.305.781			44.812.896
03	Previsión y protección social	9.461.927	12.378.498			21.840.425
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	500.000				500.000
	TOTAL	165.064.083	56.771.064			221.835.147

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**168**	**281**		**449**	**12.366.145**	**2.718.929**	**15.085.074**
Alto Nivel y de Dirección		1		1	22.213	38.288	60.501
Directivo	26	30		56	1.109.095	1.525.323	2.634.418
Profesional y Técnico	48	33		81	2.953.027	703.058	3.656.085
Personal Administrativo	23	13		36	1.017.561	162.391	1.179.952
Personal Docente	6			6	128.505	62.457	190.962
Personal Médico	4			4	266.639	24.682	291.321
Obrero	61	204		265	6.869.105	202.730	7.071.835
Personal Contratado	**190**	**144**	**50**	**384**	**10.865.838**		**10.865.838**
Directivo	3	6		9	340.087		340.087
Profesional y Técnico	134	101		235	7.288.613		7.288.613
Personal Administrativo	38	31		69	1.668.243		1.668.243
Personal Docente	12			12	298.344		298.344
Personal Médico	3	6		9	239.181		239.181
Obrero			50	50	1.031.370		1.031.370
TOTAL	**358**	**425**	**50**	**833**	**23.231.983**	**2.718.929**	**25.950.912**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	28	13	**41**	**3.938.737**
Obreros	5	5	10	1.059.513
Empleados	23	8	31	2.879.224
Jubilados	**89**	**67**	**156**	**17.901.688**
Médicos	2		2	75.447
Obreros		18	18	4.107.694
Empleados	87	49	136	13.718.547
TOTAL	**117**	**80**	**197**	**21.840.425**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	154.860.826
4.02	Materiales, suministros y mercancías	14.529.535
4.03	Servicios no personales	37.112.283
4.04	Activos reales	5.674.999
4.05	Activos financieros	100.000
4.07	Transferencias y donaciones	91.779.435
4.08	Otros gastos	1.800.000
4.11	Disminución de pasivos	987.237
	TOTAL	**306.844.315**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**206.810.384**
INGRESOS CORRIENTES ORDINARIOS	206.810.384
INGRESOS DE LA PROPIEDAD	150.029.569
Intereses	6.895.962
Intereses internos	6.895.962
Intereses por préstamos	6.895.962
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	143.133.607
Utilidades, rentas y dividendos entes descentralizados no petroleros	142.101.607
Alquileres	1.032.000
TRANSFERENCIAS CORRIENTES	56.771.064
Transferencias corrientes del sector público	56.771.064
Transferencias corrientes internas recibidas del sector público	56.771.064
De la República	56.771.064
Recursos Ordinarios	56.771.064
OTROS INGRESOS	9.751
Otros ingresos ordinarios	9.751
1.2 GASTOS CORRIENTES	**218.377.329**
GASTOS DE CONSUMO	189.045.464
Remuneraciones	154.561.826
Sueldos, salarios y otras retribuciones	48.085.809
Beneficios y complementos de sueldos y salarios	52.308.126
Aportes patronales	4.137.755
Prestaciones sociales y otras indemnizaciones	20.363.284
Asistencia socioeconómica	29.449.892
Otros gastos de personal	216.960
Compra de bienes y servicios	32.683.638
Bienes de consumo	4.911.400
Servicios no personales	27.772.238
Depreciación y amortización	1.800.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	29.331.865
Al sector privado	26.555.265
Transferencias corrientes al sector privado	22.507.185

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
Directas a personas	21.840.425
Pensiones y otros beneficios asociados	3.938.737
Jubilaciones y otros beneficios asociados	17.901.688
A instituciones sin fines de lucro	24.360
A empresas privadas	250.900
Transferencias corrientes a Consejos Comunales	391.500
Donaciones corrientes al sector privado	4.048.080
Donaciones a personas	2.896.880
Donaciones a instituciones sin fines de lucro	19.552
Donaciones corrientes a Consejos Comunales	1.131.648
Al sector público	2.776.600
Transferencias corrientes al sector público	759.638
A la República	519.638
A los entes descentralizados sin fines empresariales para sus gastos	240.000
Donaciones corrientes al sector público	2.016.962
A la República	1.456.962
A entes descentralizados con fines empresariales no petroleros	126.000
Al Poder Municipal	434.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(11.566.945)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(9.766.945)**
RECURSOS PROPIOS DE CAPITAL	(9.766.945)
Desahorro en cuenta corriente	(11.566.945)
Incremento de la depreciación y amortización acumuladas	1.800.000
2.2 GASTOS DE CAPITAL	**87.479.749**
INVERSIÓN REAL DIRECTA	24.932.179
Formación bruta de capital fijo	24.932.179
Maquinaria, equipos y otros bienes muebles	5.654.629
Construcciones de bienes de dominio público	20.370
Producción propia (gastos capitalizables)	19.257.180

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Remuneraciones	299.000
Sueldos, salarios y otras retribuciones	299.000
Compra de bienes y servicios	18.958.180
Bienes de consumo	9.618.135
Servicios no personales	9.340.045
TRANSFERENCIAS Y DONACIONES DE CAPITAL	62.447.570
Al sector privado	61.852.927
Donaciones de capital al sector privado	61.852.927
A personas	61.852.927
Al sector público	594.643
Transferencias de capital al sector público	594.643
A la República	594.643
INVERSIÓN FINANCIERA	100.000
Aportes en acciones y participaciones de capital	100.000
Al sector privado	100.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(97.246.694)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**98.233.931**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	98.233.931
Disminución de otros activos financieros	98.233.931
Disminución de disponibilidades	74.507.385
Disminución de bancos	74.507.385
Disminución de cuentas por cobrar a corto plazo	23.726.546
Disminución de cuentas comerciales por cobrar a corto plazo	23.726.546
3.2 APLICACIONES FINANCIERAS	**98.233.931**
DISMINUCIÓN DE PASIVOS	987.237
Disminución de cuentas y efectos por pagar	987.237
Disminución de cuentas y efectos por pagar a corto plazo	987.237
Disminución cuentas por pagar a proveedores a corto plazo	987.237
DÉFICIT FINANCIERO	97.246.694

A0240

Superintendencia Nacional de Costos y Precios

SUPERINTENDENCIA NACIONAL DE COSTOS Y PRECIOS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Superintendencia Nacional de Costos y Precios (Sundecop), creada por mandato del artículo 28 del Decreto con Rango, Valor y Fuerza de Ley de Costos y Precios Justos, publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.715, de fecha 18-07-2011, forma parte de la estructura de la Vicepresidencia de la República, correspondiéndole ejercer la rectoría del Sistema Nacional Integrado de Costos y Precios.

Para el año 2013, los objetivos estratégicos institucionales de la Sundecop, se fundamentan en las Líneas Generales del Proyecto Nacional Simón Bolívar - Primer Plan Socialista- PPS- del Desarrollo Económico y Social de la Nación 2007-2013.

En este sentido, se prevé establecer las regulaciones y mecanismos, que permitan la estabilidad de precios, para propiciar el acceso a los bienes y servicios, a toda la población en igualdad de condiciones, mediante la articulación de los actores que conforman el Sistema Nacional Integrado de Costos y Precios y con la participación del poder popular.

Asimismo, se estima establecer los criterios que permitan valorar el intercambio de bienes y servicios, asesorar y recomendar parámetros para la fijación de precios e implantar mecanismos, que permitan determinar costos y precios justos.

Adicionalmente, desarrollar mecanismos para el análisis de la estructura de costos de bienes y servicios prioritarios, tomando en cuenta las variables económicas y el entorno socio-político en el que se manifiestan, con el objeto de establecer rangos de precios justos de bienes y servicios e impulsar los procesos de fiscalización y contraloría social, con el apoyo del poder popular.

En cuanto a las políticas asociadas al recurso humano, se proyecta optimizar el diseño del plan de adiestramiento, con la implementación del rol de la Sundecop, como órgano garante de la estabilización de los precios en la economía venezolana, atribuciones que requieren del desarrollo de funciones más complejas, lo que se expresa en funcionarios mejor capacitados y comprometidos, con la incorporación de nuevas responsabilidades.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**98.189.500**
INGRESOS CORRIENTES ORDINARIOS	98.189.500
TRANSFERENCIAS CORRIENTES	98.189.500
Transferencias corrientes del sector público	98.189.500
Transferencias corrientes internas recibidas del sector público	98.189.500
De la República	98.189.500
INGRESOS DE CAPITAL	**10.636.716**
RECURSOS PROPIOS DE CAPITAL	10.636.716
Incremento de la depreciación y amortización acumuladas	10.636.716
TOTAL RECURSOS	**108.826.216**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**108.457.660**
GASTOS DE CONSUMO	108.430.156
Remuneraciones	73.799.290
Sueldos, salarios y otras retribuciones	32.790.725
Beneficios y complementos de sueldos y salarios	13.412.610
Aportes patronales	5.015.455
Prestaciones sociales y otras indemnizaciones	5.338.870
Asistencia socioeconómica	17.241.630
Compra de bienes y servicios	20.228.645
Bienes de consumo	5.723.256
Servicios no personales	14.505.389
Impuestos indirectos	3.765.505

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Depreciación y amortización	10.636.716
TRANSFERENCIAS Y DONACIONES CORRIENTES	27.504
Al sector público	27.504
Donaciones corrientes al sector público	27.504
A los entes descentralizados sin fines empresariales	27.504
GASTOS DE CAPITAL	**368.556**
INVERSIÓN REAL DIRECTA	368.556
Formación bruta de capital fijo	214.536
Maquinaria, equipos y otros bienes muebles	214.536
Bienes intangibles	154.020
TOTAL GASTOS	**108.826.216**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116.965	Determinación de costos y precios justos	Estudio			200		26.693.593			26.693.593
116.989	Estabilización de precios de productos y servicios priorizados - Fase II	Inspección y fiscalización			1.000		32.220.107			32.220.107
TOTAL							58.913.700			58.913.700

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras		25.459.380			25.459.380
02	Gestión Administrativa	10.636.716	13.816.420			24.453.136
TOTAL		10.636.716	39.275.800			49.912.516

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**141**	**89**		**230**	**18.676.760**		**18.676.760**
Alto Nivel y de Dirección	3	2		5	448.305		448.305
Directivo	41	24		65	11.395.085		11.395.085
Profesional y Técnico	83	55		138	6.387.675		6.387.675
Obrero	14	8		22	445.695		445.695
Personal Contratado	**98**	**62**		**160**	**8.766.900**		**8.766.900**
Profesional y Técnico	92	58		150	8.514.935		8.514.935
Administrativo	6	4		10	251.965		251.965
TOTAL	**239**	**151**		**390**	**27.443.660**		**27.443.660**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	73.799.290
4.02	Materiales, suministros y mercancías	5.723.256
4.03	Servicios no personales	18.270.894
4.04	Activos reales	368.556
4.07	Transferencias y donaciones	27.504
4.08	Otros gastos	10.636.716
	TOTAL	**108.826.216**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**98.189.500**
INGRESOS CORRIENTES ORDINARIOS	98.189.500
TRANSFERENCIAS CORRIENTES	98.189.500
Transferencias corrientes del sector público	98.189.500
Transferencias corrientes internas recibidas del sector público	98.189.500
De la República (Vicepresidencia de la República)	98.189.500
Recursos Ordinarios	98.189.500
1.2 GASTOS CORRIENTES	**108.457.660**
GASTOS DE CONSUMO	108.430.156
Remuneraciones	73.799.290
Sueldos, salarios y otras retribuciones	32.790.725
Beneficios y complementos de sueldos y salarios	13.412.610
Aportes patronales	5.015.455
Prestaciones sociales y otras indemnizaciones	5.338.870
Asistencia socioeconómica	17.241.630
Compra de bienes y servicios	20.228.645
Bienes de consumo	5.723.256
Servicios no personales	14.505.389
Impuestos indirectos	3.765.505
Depreciación y amortización	10.636.716
TRANSFERENCIAS Y DONACIONES CORRIENTES	27.504
Al sector público	27.504
Donaciones corrientes al sector público	27.504
A los entes descentralizados sin fines empresariales	27.504
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(10.268.160)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**368.556**
RECURSOS PROPIOS DE CAPITAL	368.556
Desahorro en cuenta corriente	(10.268.160)

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Incremento de la depreciación y amortización acumuladas	10.636.716
2.2 GASTOS DE CAPITAL	**368.556**
INVERSIÓN REAL DIRECTA	368.556
Formación bruta de capital fijo	214.536
Maquinaria, equipos y otros bienes muebles	214.536
Bienes intangibles	154.020
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0261

Corporación de Desarrollo Jacinto Lara (CORPOLARA)

CORPORACIÓN DE DESARROLLO JACINTO LARA (CORPOLARA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Corporación de Desarrollo Jacinto Lara (Corpolara), es un instituto público adscrito a la Vicepresidencia de la República, creada mediante Decreto Presidencial N° 8.800 de fecha 14 de febrero de 2012, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.874 de fecha 1° de marzo de 2012; con el objetivo de apoyar la implementación de las políticas públicas nacionales en los estados Lara, Yaracuy y Portuguesa, y con ello permitir una mayor eficacia en la consecución de los fines estatales en dichos estados, en procura del desarrollo sostenible de la Región Centro Occidental de la República Bolivariana de Venezuela.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios de la corporación para el año 2013, se estiman en Bs. 25.664.244, provenientes de las asignaciones indicadas a continuación:

– Aportes del Ejecutivo Nacional	Bs.	25.564.244
– Recursos Propios	Bs.	100.000
Total	**Bs.**	**25.664.244**

- **POLÍTICA DE GASTOS:**

La distribución de los gastos a realizar a objeto de cubrir el funcionamiento y cumplir con los objetivos establecidos por la Corporación, corresponden a una inversión que alcanza la cantidad de Bs. 15.338.547 en Proyectos y de Bs. 10.325.697 en Acciones Centralizadas; en tanto que, por partidas presupuestarias la distribución es la siguiente:

– Gastos de Personal	Bs.	16.147.963
– Materiales Suministros y Mercancías	Bs.	590.000
– Servicios No Personales	Bs.	700.000
– Activos Reales	Bs.	50.000
– Activos Financieros	Bs.	100.000
– Transferencias y Donaciones	Bs.	7.976.281
– Otros Gastos	Bs.	100.000
Total	**Bs.**	**25.664.244**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Los objetivos que persigue la Corporación durante este ejercicio presupuestario, están orientados a la ejecución de proyectos enmarcados en los lineamientos generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013, como son:

- Apoyo al Desarrollo Equilibrado de los Estados Lara y Yaracuy.
- Elaboración del Plan de Ordenación y Desarrollo de la Región Centro Occidental.
- Fortalecer Capacidades para la Elaboración de Instrumentos de Gestión del Desarrollo en el Marco del Sistema Nacional de Planificación.
- Desarrollo de Referente Tecnológico para la Producción Sostenible y Sustentable en Zonas Cafetaleras.

- **RESULTADO ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital de la Corporación, arrojarán en la ejecución del presupuesto para el año 2013, como resultados económico y financiero, los siguientes:

– Cuenta Corriente: Ahorro	Bs.	50.000
– Cuenta Capital: Superávit	Bs.	100.000

- **CUENTA FINANCIERA:**

Como fuente de financiamiento destaca un superávit financiero, el cual se destinará a cubrir el incremento de bancos por la cantidad de Bs. 100.000.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**25.564.244**
INGRESOS CORRIENTES ORDINARIOS	25.564.244
TRANSFERENCIAS CORRIENTES	25.564.244
Transferencias corrientes del sector público	25.564.244
Transferencias corrientes internas recibidas del sector público	25.564.244
De la República	25.564.244
INGRESOS DE CAPITAL	**100.000**
RECURSOS PROPIOS DE CAPITAL	100.000
Incremento de la depreciación y amortización acumuladas	100.000
TOTAL RECURSOS	**25.664.244**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**25.514.244**
GASTOS DE CONSUMO	17.537.963
Remuneraciones	16.147.963
Sueldos, salarios y otras retribuciones	11.594.937
Beneficios y complementos de sueldos y salarios	724.286
Aportes patronales	87.373
Prestaciones sociales y otras indemnizaciones	111.452
Asistencia socioeconómica	3.629.915
Compra de bienes y servicios	1.201.000
Bienes de consumo	590.000
Servicios no personales	611.000
Impuestos indirectos	89.000
Depreciación y amortización	100.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.976.281
Al sector privado	7.976.281
Transferencias corrientes al sector privado	7.956.281
Directas a personas	7.956.281
Pensiones y otros beneficios asociados	463.369
Jubilaciones y otros beneficios asociados	7.492.912
Donaciones corrientes al sector privado	20.000
Donaciones a personas	20.000
GASTOS DE CAPITAL	**50.000**
INVERSIÓN REAL DIRECTA	50.000
Formación bruta de capital fijo	50.000
Maquinaria, equipos y otros bienes muebles	50.000
APLICACIONES FINANCIERAS	**100.000**
INVERSIÓN FINANCIERA	100.000
Incremento de otros activos financieros	100.000
Incremento de disponibilidades	100.000
Incremento de bancos	100.000
TOTAL GASTOS	**25.664.244**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117296	Apoyo al desarrollo equilibrado de los Estados Lara y Yaracuy	Proyecto Supervisado			2.076		2.000.000			2.000.000
117352	Elaboración del plan de ordenación y desarrollo de la Región Centro Occidental	Plan			1		4.000.000			4.000.000
117355	Fortalecer capacidades para la elaboración de instrumentos de gestión del desarrollo en el marco del Sistema Nacional de Planificación	Asistencia Técnica			100		6.938.547			6.938.547
117366	Desarrollo de referente tecnológico para la producción sostenible y sustentable en zonas cafetaleras	Beneficiario	200	300	500		2.400.000			2.400.000
TOTAL							15.338.547			15.338.547

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		1.509.416			1.509.416
02	Gestión administrativa	100.000	760.000			860.000
03	Previsión y protección social		7.956.281			7.956.281
TOTAL		100.000	10.225.697			10.325.697

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo		2	1	3	321.816		321.816
Alto Nivel y de Dirección		2		2	297.240		297.240
Personal Administrativo			1	1	24.576		24.576
Personal Contratado	45	43		88	11.213.121		11.213.121
Directivo	2	4		6	1.080.000		1.080.000
Profesional y Técnico	30	30		60	8.535.425		8.535.425
Personal Administrativo	10	5		15	1.440.000		1.440.000
Obrero	3	4		7	157.696		157.696
TOTAL	45	45	1	91	11.534.937		11.534.937

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	5		5	463.369
Empleados	5		5	463.369
Jubilados	62	32	94	7.492.912
Empleados	62	32	94	7.492.912
TOTAL	67	32	99	7.956.281

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	16.147.963
4.02	Materiales, suministros y mercancías	590.000
4.03	Servicios no personales	700.000
4.04	Activos reales	50.000
4.05	Activos financieros	100.000
4.07	Transferencias y donaciones	7.976.281
4.08	Otros gastos	100.000
	TOTAL	**25.664.244**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**25.564.244**
INGRESOS CORRIENTES ORDINARIOS	25.564.244
TRANSFERENCIAS CORRIENTES	25.564.244
Transferencias corrientes del sector público	25.564.244
Transferencias corrientes internas recibidas del sector público	25.564.244
De la República	25.564.244
Recursos Ordinarios	25.564.244
1.2 GASTOS CORRIENTES	**25.514.244**
GASTOS DE CONSUMO	17.537.963
Remuneraciones	16.147.963
Sueldos, salarios y otras retribuciones	11.594.937
Beneficios y complementos de sueldos y salarios	724.286
Aportes patronales	87.373
Prestaciones sociales y otras indemnizaciones	111.452
Asistencia socioeconómica	3.629.915
Compra de bienes y servicios	1.201.000
Bienes de consumo	590.000
Servicios no personales	611.000
Impuestos indirectos	89.000
Depreciación y amortización	100.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.976.281
Al sector privado	7.976.281
Transferencias corrientes al sector privado	7.956.281
Directas a personas	7.956.281
Pensiones y otros beneficios asociados	463.369
Jubilaciones y otros beneficios asociados	7.492.912
Donaciones corrientes al sector privado	20.000
Donaciones a personas	20.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**50.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**150.000**
RECURSOS PROPIOS DE CAPITAL	150.000
Ahorro en cuenta corriente	50.000
Incremento de la depreciación y amortización acumuladas	100.000
2.2 GASTOS DE CAPITAL	**50.000**
INVERSIÓN REAL DIRECTA	50.000
Formación bruta de capital fijo	50.000
Maquinaria, equipos y otros bienes muebles	50.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**100.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**100.000**
SUPERÁVIT FINANCIERO	100.000
3.2 APLICACIONES FINANCIERAS	**100.000**
INVERSIÓN FINANCIERA	100.000
Incremento de otros activos financieros	100.000
Incremento de disponibilidades	100.000
Incremento de bancos	100.000

A0411

Fundación Pro-Patria 2000

FUNDACIÓN PRO-PATRIA 2000

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La fundación en correspondencia con las estrategias de desarrollo, y en estricto apego a las políticas, directrices y propósitos establecidos por el Estado, hará uso de los recursos asignados y los que le asigne el Ejecutivo Nacional, así como de los otros recursos que pueda recibir de cualquier otro sector, ejecutándolos bajo lineamientos de transparencia, eficiencia, efectividad y eficacia.

La política de gastos estará orientada a la ejecución de obras civiles, a la adquisición de bienes y servicios, y contratación de personal calificado que permitirá el cumplimiento de los objetivos y metas de la Fundación, a fin de lograr un mejor nivel de desarrollo, calidad de vida y bienestar social en todos los sectores del país.

Para ello, procurará la optimización de los recursos, atendiendo a las medidas de eliminación de gastos suntuarios emanadas del Ejecutivo Nacional y demás lineamientos dictados por la Comisión Central de Planificación. La contratación de obras y adquisición de bienes, se hará en estricta observancia al contenido de la Ley de Contrataciones y demás normativas que le sean aplicadas, a tales efectos, se propone:

Continuar la ejecución de los proyectos iniciados en años anteriores, con especial énfasis en las obras prioritarias.

Ejecutar proyectos de vialidad en todo el territorio nacional, en coordinación con la Vicepresidencia Ejecutiva de la República, las Gobernaciones, Alcaldías, Consejos Comunales y otros entes regionales.

Atender las demandas realizadas por las regiones, en materia de pavimentación, asfaltado y bacheo en general de calles y avenidas, canalización de aguas servidas a través de la red de cloacas y construcción de red de aguas blancas.

Incentivar la asociación cooperativa de la población, reubicada en los desarrollos habitacionales, construidos por el Ejecutivo Nacional y contribuir con la generación de nuevos puestos de trabajo.

Atender las obras de emergencia que en materia de infraestructura se susciten a nivel nacional y que le sean requeridas por el Ejecutivo Nacional, Estadal o Municipal.

En cuanto a la cobertura de los servicios a prestar por el organismo, a los fines de atender la demanda potencial, se tiene previsto la realización de proyectos especiales y actividades de carácter estratégicos que conlleven al cumplimiento del objeto social para el cual se constituyó la fundación, incentivando e impulsando a todos los sectores de la vida nacional, para alcanzar mayores niveles de desarrollo, calidad de vida y bienestar en los sectores más necesitados del país.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**273.562.564**
INGRESOS CORRIENTES ORDINARIOS	273.562.564
TRANSFERENCIAS CORRIENTES	273.562.564
Transferencias corrientes del sector público	273.562.564
Transferencias corrientes internas recibidas del sector público	273.562.564
De la República	273.562.564
Vicepresidencia Ejecutiva	273.562.564
INGRESOS DE CAPITAL	**1.442.668**
RECURSOS PROPIOS DE CAPITAL	1.442.668
Incremento de la depreciación y amortización acumuladas	1.442.668
FUENTES DE FINANCIAMIENTO	**3.983.947.285**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.983.947.285
Disminución de otros activos financieros	3.983.947.285
Disminución de disponibilidades	1.863.000
Disminución de bancos	1.863.000
Disminución de cuentas por cobrar a corto plazo	176.443.154
Disminución de cuentas comerciales por cobrar a corto plazo	149.001.041
Disminución de otras cuentas por cobrar a corto plazo	27.442.113
Disminución de fondos en avance, en anticipo y en fideicomiso	3.805.641.131
Disminución de fondos en fideicomiso	3.805.641.131
TOTAL RECURSOS	**4.258.952.517**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**48.449.344**
GASTOS DE CONSUMO	48.031.097
Remuneraciones	31.252.737
Sueldos, salarios y otras retribuciones	10.660.336
Beneficios y complementos de sueldos y salarios	6.839.379
Aportes patronales	1.654.813
Prestaciones sociales y otras indemnizaciones	1.128.000
Asistencia socioeconómica	10.390.209
Otros gastos de personal	580.000
Compra de bienes y servicios	15.335.692
Bienes de consumo	575.061
Servicios no personales	14.760.631
Depreciación y amortización	1.442.668
TRANSFERENCIAS Y DONACIONES CORRIENTES	418.247
Al sector privado	418.247
Transferencias corrientes al sector privado	406.997
Directas a personas	406.997
Pensiones y otros beneficios asociados	99.380
Jubilaciones y otros beneficios asociados	307.617
Donaciones corrientes al sector privado	11.250
Donaciones a personas	11.250
GASTOS DE CAPITAL	**4.205.503.173**
INVERSIÓN REAL DIRECTA	4.205.503.173
Formación bruta de capital fijo	4.205.473.148
Edificios e instalaciones	50.000
Maquinaria, equipos y otros bienes muebles	669.825
Construcciones de bienes de dominio privado	1.656.030.321
Construcciones de bienes de dominio público	1.930.094.284
Producción propia (gastos capitalizables)	618.628.718
Compra de bienes y servicios	618.628.718
Servicios no personales	618.628.718
Bienes intangibles	30.025

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**5.000.000**
DISMINUCIÓN DE PASIVOS	5.000.000
Disminución de cuentas y efectos por pagar	5.000.000
Disminución de cuentas y efectos por pagar a corto plazo	5.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	5.000.000
TOTAL GASTOS	**4.258.952.517**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
39101	Construcción, ampliación y mejoras de edificaciones culturales en el territorio nacional.	01-09-2006	30-12-2013	44.565.545	19.135.000			63.700.545
39104	Construcción, ampliación y mejoras de edificaciones deportivas en el territorio nacional.	02-01-2006	31-12-2013	24.858.201	24.309.229			49.167.430
98314	Continuar con la construcción, ampliación y mejoras de edificaciones varias a nivel nacional	06-01-2009	31-12-2013	775.505.866	54.648.234			830.154.100
98317	Construir, mejorar y mantener las principales Autopistas y/o Vías Expresas del territorio nacional - Continuación	07-01-2009	31-12-2013	3.370.410.594	519.405.500			3.889.816.094
98385	Construir, mejorar y mantener las carreteras y/o vías expresas a nivel nacional - Continuación	13-01-2009	31-12-2013	424.766.073	57.600.000			482.366.073
98393	Continuar con la construcción, ampliación y mejoras de edificaciones de salud	09-02-2009	31-12-2013	910.687.030	30.000.000			940.687.030
98394	Construir, ampliar y mejorar las edificaciones educativas	19-01-2009	30-12-2013	456.335.425	21.359.500			477.694.925
98525	Continuación con la construcción, instalación y mantenimiento de puentes a nivel nacional	16-01-2009	31-12-2013	2.405.332.786	1.544.297.172			3.949.629.958
98701	Continuar, ampliar y mejorar las instalaciones y edificaciones de Seguridad y Defensa de la Nación	05-01-2009	31-12-2013	1.209.641.561	432.446.888			1.642.088.449
98706	Construcción, rehabilitación y mantenimiento de la vialidad agrícola a nivel nacional.	13-01-2009	31-03-2013	225.240.850	3.299.111			228.539.961
98712	Continuar con la modernización, adecuación y ampliación de espacios físicos y operacionales en el territorio nacional.	01-01-2009	30-12-2013	224.389.040	7.253.259			231.642.299
98718	Construir edificaciones de educación superior	09-09-2009	31-12-2013	830.999.081	665.820.845			1.496.819.926

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
98720	Continuar con la construcción, mejoras y reparaciones de las vías en emergencia	07-01-2009	31-12-2013	18.598.864	10.000.000			28.598.864
100079	Construir, ampliar y mejorar viviendas a nivel nacional	13-01-2009	31-12-2013	2.196.838.629	575.372.547			2.772.211.176
104467	Plan Integral para la defensa, desarrollo y consolidación de los municipios fronterizos del Estado Zulia comunidades indígenas YUKPA	10-12-2008	31-12-2013	72.140.000	4.000.000			76.140.000
TOTAL				13.190.309.545	3.968.947.285			17.159.256.830

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
39101	Construcción, ampliación y mejoras de edificaciones culturales en el territorio nacional.	Porcentaje			100	19.135.000				19.135.000
39104	Construcción, ampliación y mejoras de edificaciones deportivas en el territorio nacional.	Porcentaje			400	24.309.229				24.309.229
98314	Continuar con la construcción, ampliación y mejoras de edificaciones varias a nivel nacional	Metro Cuadrado			348.566	54.648.234				54.648.234
98317	Construir, mejorar y mantener las principales Autopistas y/o vías expresas del territorio nacional - Continuación	Kilómetro			314	519.405.500				519.405.500
98385	Construir, mejorar y mantener las carreteras y/o vías expresas a nivel nacional - Continuación	Kilómetro			493	57.600.000				57.600.000
98393	Continuar con la construcción, ampliación y mejoras de edificaciones de salud	Metro Cuadrado			364.317	30.000.000				30.000.000
98394	Construir, ampliar y mejorar las edificaciones educativas	Metro Cuadrado			132.102	21.359.500				21.359.500
98525	Continuación con la construcción, instalación y mantenimiento de puentes a nivel nacional	Kilómetro			4	1.544.297.172				1.544.297.172

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
98701	Continuar, ampliar y mejorar las instalaciones y edificaciones de seguridad y defensa de la nación	Metro Cuadrado			354.079	432.446.888				432.446.888
98706	Construcción, rehabilitación y mantenimiento de la vialidad agrícola a nivel nacional.	Kilómetro			150	3.299.111				3.299.111
98712	Continuar con la modernización, adecuación y ampliación de espacios físicos y operacionales en el territorio nacional.	Kilómetro			4	7.253.259				7.253.259
98718	Construir edificaciones de educación Superior	Edificación			10	665.820.845				665.820.845
98720	Continuar con la construcción, mejoras y reparaciones de las vias en emergencia	Kilómetro			25	10.000.000				10.000.000
100079	Construir, ampliar y mejorar viviendas a nivel nacional	Vivienda			1.180	575.372.547				575.372.547
104467	Plan integral para la defensa, desarrollo y consolidación de los municipios fronterizos del Estado Zulia comunidades indigenas YUKPA	Kilómetro			51	4.000.000				4.000.000
119685	Proyecto socio productivo miranda 2013	Metro Cuadrado			95.750		236.917.038			236.917.038
TOTAL						**3.968.947.285**	**236.917.038**			**4.205.864.323**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras		31.332.737			31.332.737
02	Gestión Administrativa	16.442.668	4.905.792			21.348.460
03	Previsión y Protección Social		406.997			406.997
	TOTAL	**16.442.668**	**36.645.526**			**53.088.194**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**101**	**57**		**158**	**8.662.900**		**8.662.900**
Alto Nivel y de Dirección	1			1	137.763		137.763
Directivo	4	2		6	754.050		754.050
Profesional y Técnico	81	33		114	6.326.245		6.326.245
Personal Administrativo	12	3		15	786.219		786.219
Obrero	3	19		22	658.623		658.623
Personal Contratado	**3**	**11**		**14**	**900.000**		**900.000**
Profesional y Técnico	3	11		14	900.000		900.000
TOTAL	104	68		172	9.562.900		9.562.900

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1**		**1**	**50.857**
Empleados	1		1	50.857
Jubilados	**2**		**2**	**256.760**
Empleados	2		2	256.760
TOTAL	3		3	307.617

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de Personal	31.252.737
4.02	Materiales, Suministros y Mercancías	575.061
4.03	Servicios No Personales	633.389.349
4.04	Activos Reales	3.586.874.455
4.07	Transferencias y Donaciones	418.247
4.08	Otros Gastos	1.442.668
4.11	Disminución de Pasivos	5.000.000
	TOTAL	**4.258.952.517**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**273.562.564**
INGRESOS CORRIENTES ORDINARIOS	273.562.564
TRANSFERENCIAS CORRIENTES	273.562.564
Transferencias corrientes del sector público	273.562.564
Transferencias corrientes internas recibidas del sector público	273.562.564
De la República	273.562.564
Vicepresidencia Ejecutiva de la República	273.562.564
Recursos Ordinarios	273.562.564
1.2 GASTOS CORRIENTES	**48.449.344**
GASTOS DE CONSUMO	48.031.097
Remuneraciones	31.252.737
Sueldos, salarios y otras retribuciones	10.660.336
Beneficios y complementos de sueldos y salarios	6.839.379
Aportes patronales	1.654.813
Prestaciones sociales y otras indemnizaciones	1.128.000
Asistencia socioeconómica	10.390.209
Otros gastos de personal	580.000
Compra de bienes y servicios	15.335.692
Bienes de consumo	575.061
Servicios no personales	14.760.631
Depreciación y amortización	1.442.668
TRANSFERENCIAS Y DONACIONES CORRIENTES	418.247
Al sector privado	418.247
Transferencias corrientes al sector privado	406.997
Directas a personas	406.997
Pensiones y otros beneficios asociados	99.380
Jubilaciones y otros beneficios asociados	307.617
Donaciones corrientes al sector privado	11.250
Donaciones a personas	11.250
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**225.113.220**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**226.555.888**
RECURSOS PROPIOS DE CAPITAL	226.555.888
Ahorro/ Desahorro en cuenta corriente	225.113.220
Incremento de la depreciación y amortización acumuladas	1.442.668
2.2 GASTOS DE CAPITAL	**4.205.503.173**
INVERSIÓN REAL DIRECTA	4.205.503.173
Formación bruta de capital fijo	4.205.473.148
Edificios e instalaciones	50.000
Maquinaria, equipos y otros bienes muebles	669.825
Construcciones de bienes de dominio privado	1.656.030.321
Construcciones de bienes de dominio público	1.930.094.284
Producción propia (gastos capitalizables)	618.628.718
Compra de bienes y servicios	618.628.718
Servicios no personales	618.628.718
Bienes intangibles	30.025
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(3.978.947.285)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**3.983.947.285**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.983.947.285
Disminución de otros activos financieros	3.983.947.285
Disminución de disponibilidades	1.863.000
Disminución de bancos	1.863.000
Disminución de cuentas por cobrar a corto plazo	176.443.154
Disminución de cuentas comerciales por cobrar a corto plazo	149.001.041
Disminución de otras cuentas por cobrar a corto plazo	27.442.113
Disminución de fondos en avance, en anticipo y en fideicomiso	3.805.641.131
Disminución de fondos en fideicomiso	3.805.641.131

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3.2 APLICACIONES FINANCIERAS	**3.983.947.285**
DISMINUCIÓN DE PASIVOS	5.000.000
Disminución de cuentas y efectos por pagar	5.000.000
Disminución de cuentas y efectos por pagar a corto plazo	5.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	5.000.000
DÉFICIT FINANCIERO	3.978.947.285

A0460

Fundación Misión Milagro

FUNDACIÓN MISIÓN MILAGRO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La presente formulación del Presupuesto de la Fundación Misión Milagro para el año 2013, está elaborada sobre los objetivos nacionales y metas trazadas en el Plan Nacional de Desarrollo Humano (PNDH) y los lineamientos del Programa de Servicio para el Crecimiento y Lucha contra la Pobreza (SCLP) del Gobierno de Reconciliación y Unidad Nacional.

La misma persigue mejorar la asignación de los recursos, con mayores beneficios sociales a la población más pobre del país, garantizando el financiamiento sostenible de los proyectos, dirigidos a reducir la pobreza.

La estimación de los ingresos para el año 2013, fue elaborada sobre la base de la eficiencia y el fortalecimiento de la Fundación Misión Milagro y de una mejora en la actividad social, perseguida por la citada Fundación; en tal sentido, se consideró el monto aprobado por el ciudadano Vicepresidente Ejecutivo de la República, tomando en consideración las limitaciones fiscales existentes, orientando la aplicación de los recursos, de acuerdo con lo establecido en el Decreto N° 6.649, relativo al Instructivo presidencial para la Eliminación del Gasto Suntuario o Superfluo en Sector Público. La asignación de los recursos es de la siguiente manera, Bs. 22.154.000 provenientes del Fondo Único de las Misiones del Despacho de Presidencia y Bs. 67.892.470 de transferencias ordinarias de la Vicepresidencia de la República.

En cuanto al Presupuesto de Gastos, el mismo está basado en la planificación de metas por cumplir en el año 2013, previendo atender 140.000 pacientes nacionales y extranjeros, dando prioridad a la política social, con énfasis en la reducción de los niveles de pobreza, procurando alcanzar los objetivos del milenio y mejorar las condiciones de vida de la población más pobre. En este sentido, se continuará impulsando el incremento del gasto social, para garantizar la gratuidad y mejoramiento de la salud básica, nutrición, cobertura y calidad de los servicios de educación y protección social a las familias de mayor pobreza.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**90.046.470**
INGRESOS CORRIENTES ORDINARIOS	90.046.470
TRANSFERENCIAS CORRIENTES	90.046.470
Transferencias corrientes del sector público	90.046.470
Transferencias corrientes internas recibidas del sector público	90.046.470
De la República	90.046.470
TOTAL RECURSOS	**90.046.470**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**90.046.470**
GASTOS DE CONSUMO	66.034.000
Remuneraciones	2.000.000
Sueldos, salarios y otras retribuciones	800.000
Beneficios y complementos de sueldos y salarios	250.000
Aportes patronales	170.000
Prestaciones sociales y otras indemnizaciones	500.000
Asistencia socioeconómica	60.000
Otros gastos de personal	220.000
Compra de bienes y servicios	63.534.000
Bienes de consumo	6.660.000
Servicios no personales	56.874.000
Impuestos indirectos	500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	24.012.470
Al sector privado	24.012.470
Donaciones corrientes al sector privado	24.012.470
Donaciones a personas	24.012.470
TOTAL GASTOS	**90.046.470**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117059	Revisión, rectificación y reimpulso de la Fundación Misión Milagro nacional e internacional, fase II	Paciente	86.000	54.000	140.000		36.000.000			36.000.000
TOTAL							36.000.000			36.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras		2.000.000			2.000.000
02	Gestión Administrativa		52.046.470			52.046.470
TOTAL			54.046.470			54.046.470

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	7	13		20	800.000		800.000
Profesional y Técnico	7	13		20	800.000		800.000
TOTAL	7	13		20	800.000		800.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	2.000.000
4.02	Materiales, suministros y mercancías	6.660.000
4.03	Servicios no personales	57.374.000
4.07	Transferencias y donaciones	24.012.470
	TOTAL	90.046.470

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**90.046.470**
INGRESOS CORRIENTES ORDINARIOS	90.046.470
TRANSFERENCIAS CORRIENTES	90.046.470
Transferencias corrientes del sector público	90.046.470
Transferencias corrientes internas recibidas del sector público	90.046.470
De la República	90.046.470
Recursos Ordinarios	90.046.470
- Ministerio del Poder Popular del Despacho de la Presidencia	22.154.000
- Vicepresidencia de la República	67.892.470
1.2 GASTOS CORRIENTES	**90.046.470**
GASTOS DE CONSUMO	66.034.000
Remuneraciones	2.000.000
Sueldos, salarios y otras retribuciones	800.000
Beneficios y complementos de sueldos y salarios	250.000
Aportes patronales	170.000
Prestaciones sociales y otras indemnizaciones	500.000
Asistencia socioeconómica	60.000
Otros gastos de personal	220.000
Compra de bienes y servicios	63.534.000
Bienes de consumo	6.660.000
Servicios no personales	56.874.000
Impuestos indirectos	500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	24.012.470
Al sector privado	24.012.470
Donaciones corrientes al sector privado	24.012.470
Donaciones a personas	24.012.470
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	**0**

A0830

Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)

SERVICIO COORDINADO DE TRANSPORTE AÉREO DEL EJECUTIVO NACIONAL (SATA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA), creado con el fin de coordinar la prestación del servicio de transporte aéreo, a los funcionarios acreditados de la Administración Pública Central y Descentralizada, enfoca su política de financiamiento, a través de los ingresos provenientes de la venta de sus servicios propios de operación y de los ingresos por concepto de transferencias de la República. Estos recursos son destinados al mantenimiento aeronáutico integral de las aeronaves. El SATA por ser un servicio autónomo, tiene la capacidad de generar recursos propios, dado que presta un servicio de contraprestación.

En relación a la política de gastos del SATA, la misma está orientada a cubrir las necesidades reportadas por la Dirección de Mantenimiento y la Dirección de Operaciones, básicamente; así como también, los gastos de funcionamiento requeridos por la Oficina de Administración y Finanzas. Estas erogaciones, fueron proyectadas en función de mantener y garantizar la operatividad de la flota de aviones de la institución.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**59.399.379**
INGRESOS CORRIENTES ORDINARIOS	59.399.379
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	18.580.000
Venta de otros bienes y servicios	18.580.000
TRANSFERENCIAS CORRIENTES	40.819.379
Transferencias corrientes del sector público	40.819.379
Transferencias corrientes internas recibidas del sector público	40.819.379
De la República	40.819.379
INGRESOS DE CAPITAL	**250.000**
RECURSOS PROPIOS DE CAPITAL	250.000
Incremento de la depreciación y amortización acumuladas	250.000
TOTAL RECURSOS	**59.649.379**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**46.084.279**
GASTOS DE CONSUMO	46.084.279
Remuneraciones	16.327.751
Sueldos, salarios y otras retribuciones	4.684.559
Beneficios y complementos de sueldos y salarios	5.736.060
Aportes patronales	780.079
Prestaciones sociales y otras indemnizaciones	1.492.953
Asistencia socioeconómica	2.894.000
Otros gastos de personal	740.100
Compra de bienes y servicios	29.506.528
Bienes de consumo	9.711.328
Servicios no personales	19.795.200
Depreciación y amortización	250.000
GASTOS DE CAPITAL	**12.065.100**
INVERSIÓN REAL DIRECTA	12.045.100
Formación bruta de capital fijo	11.895.100
Maquinaria, equipos y otros bienes muebles	11.895.100
Bienes intangibles	150.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	20.000
Al sector privado	20.000
Transferencias de capital al sector privado	20.000
A personas	20.000
APLICACIONES FINANCIERAS	**1.500.000**
DISMINUCIÓN DE PASIVOS	1.500.000
Disminución de cuentas y efectos por pagar	1.500.000
Disminución de cuentas y efectos por pagar a corto plazo	1.500.000
Disminución cuentas por pagar a proveedores a corto plazo	1.500.000
TOTAL GASTOS	**59.649.379**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116.932	Prestar servicio de transporte aéreo a los funcionarios de la Administración Pública Central y Descentralizada, para trasladarse al interior y exterior del pais.	Hora			3.500	12.208.372	24.491.628			36.700.000
TOTAL						12.208.372	24.491.628			36.700.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras		16.327.751			16.327.751
02	Gestión Administrativa	6.371.628			250.000	6.621.628
TOTAL		6.371.628	16.327.751		250.000	22.949.379

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**21**	**65**	**14**	**100**	**4.684.559**		**4.684.559**
Directivo	1	5	1	7	518.400		518.400
Profesional y Técnico	1	32	12	45	2.894.484		2.894.484
Administrativo	13	14	1	28	807.208		807.208
Obrero	6	14		20	464.467		464.467
TOTAL	**21**	**65**	**14**	**100**	**4.684.559**		**4.684.559**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	16.327.751
4.02	Materiales, suministros y mercancías	9.711.328
4.03	Servicios no personales	19.795.200
4.04	Activos reales	12.045.100
4.07	Transferencias y donaciones	20.000
4.08	Otros gastos	250.000
4.11	Disminución de pasivos	1.500.000
	TOTAL	**59.649.379**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**59.399.379**
INGRESOS CORRIENTES ORDINARIOS	59.399.379
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	18.580.000
Venta de otros bienes y servicios	18.580.000
TRANSFERENCIAS CORRIENTES	40.819.379
Transferencias corrientes del sector público	40.819.379
Transferencias corrientes internas recibidas del sector público	40.819.379
De la República (Vicepresidencia de la República)	40.819.379
Recursos Ordinarios	40.819.379
1.2 GASTOS CORRIENTES	**46.084.279**
GASTOS DE CONSUMO	46.084.279
Remuneraciones	16.327.751
Sueldos, salarios y otras retribuciones	4.684.559
Beneficios y complementos de sueldos y salarios	5.736.060
Aportes patronales	780.079
Prestaciones sociales y otras indemnizaciones	1.492.953
Asistencia socioeconómica	2.894.000
Otros gastos de personal	740.100
Compra de bienes y servicios	29.506.528
Bienes de consumo	9.711.328
Servicios no personales	19.795.200
Depreciación y amortización	250.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**13.315.100**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**13.565.100**
RECURSOS PROPIOS DE CAPITAL	13.565.100
Ahorro en cuenta corriente	13.315.100
Incremento de la depreciación y amortización acumuladas	250.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**12.065.100**
INVERSIÓN REAL DIRECTA	12.045.100
Formación bruta de capital fijo	11.895.100
Maquinaria, equipos y otros bienes muebles	11.895.100
Bienes intangibles	150.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	20.000
Al sector privado	20.000
Transferencias de capital al sector privado	20.000
A personas	20.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**1.500.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.500.000**
SUPERÁVIT FINANCIERO	1.500.000
3.2 APLICACIONES FINANCIERAS	**1.500.000**
DISMINUCIÓN DE PASIVOS	1.500.000
Disminución de cuentas y efectos por pagar	1.500.000
Disminución de cuentas y efectos por pagar a corto plazo	1.500.000
Disminución cuentas por pagar a proveedores a corto plazo	1.500.000

A0908

Servicio Nacional de Contrataciones

SERVICIO NACIONAL DE CONTRATACIONES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

EL Servicio Nacional de Contrataciones (SNC), es un órgano desconcentrado que tiene como misión ejercer la autoridad técnica en materia de contrataciones públicas, garantizándole a los órganos y entes de la Administración Pública Nacional (APN), instancias del poder popular y a personas naturales y jurídicas, el oportuno suministro de información, asesoría y capacitación técnica, para la ejecución de los procesos de adquisición de bienes, prestación de servicios y ejecución de obras; contribuyendo al desarrollo económico del país, con responsabilidad social, dotado de talento humano, altamente capacitado e infraestructura tecnológica de avanzada.

A tal efecto, para el 2013, el SNC, tiene previsto implementar un sistema integrado en línea, que permita optimizar los niveles de eficiencia, eficacia y efectividad, en los procesos de contrataciones públicas en Venezuela. En este sentido, se pretende consolidar la información de la Programación de Compras y los Sumarios Trimestrales de los órganos y entes de la APN y verificar la información legal, financiera y técnica de las instancias del poder popular y de las personas naturales y jurídicas, que pretenden contratar con el Estado.

El compromiso para el SNC en el 2013, es desarrollar un mercado público transparente, confiable, sustentable y de amplio acceso, utilizando de manera intensiva las tecnologías de información y poniendo en el centro de la gestión, el cumplimiento de la Ley de Contrataciones Públicas y su Reglamento.

Con base a lo descrito en el párrafo anterior y considerando los principios constitucionales de legalidad, eficiencia, solvencia, transparencia, responsabilidad y equilibrio fiscal, la formulación presupuestaria para 2013 se realizó considerando las transferencias corrientes del Ejecutivo Nacional y los ingresos propios obtenidos por la venta de servicios relacionados con la misión organizacional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**93.600.523**
INGRESOS CORRIENTES ORDINARIOS	93.600.523
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	54.826.385
Venta de otros bienes y servicios	54.826.385
TRANSFERENCIAS CORRIENTES	38.774.138
Transferencias corrientes del sector público	38.774.138
Transferencias corrientes internas recibidas del sector Público	38.774.138
De la República	38.774.138
INGRESOS DE CAPITAL	**100.000**
RECURSOS PROPIOS DE CAPITAL	100.000
Incremento de la depreciación y amortización acumuladas	100.000
FUENTES DE FINANCIAMIENTO	**5.347.800**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.347.800
Disminución de otros activos financieros	5.347.800
Disminución de disponibilidades	5.347.800
Disminución de caja	5.347.800
TOTAL RECURSOS	**99.048.323**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**96.448.323**
GASTOS DE CONSUMO	95.998.962
Remuneraciones	70.988.867
Sueldos, salarios y otras retribuciones	16.721.525
Beneficios y complementos de sueldos y salarios	22.417.916
Aportes patronales	3.763.441
Prestaciones sociales y otras indemnizaciones	4.768.402
Asistencia socioeconómica	23.170.883
Otros gastos de personal	146.700
Compra de bienes y servicios	21.664.344
Bienes de consumo	8.619.208
Servicios no personales	13.045.136
Impuestos indirectos	3.245.751
Depreciación y amortización	100.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	449.361
Al sector privado	449.361
Transferencias corrientes al sector privado	449.361
Directas a personas	449.361
Jubilaciones y otros beneficios asociados	449.361
GASTOS DE CAPITAL	**2.600.000**
INVERSIÓN REAL DIRECTA	2.600.000
Formación bruta de capital fijo	2.600.000
Maquinaria, equipos y otros bienes muebles	2.600.000
TOTAL GASTOS	**99.048.323**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116.734	Fortalecimiento de las áreas sustantivas del Servicio Nacional de Contrataciones	Informe de Ejecución			4	36.456.030	23.264.483			59.720.513
TOTAL						36.456.030	23.264.483			59.720.513

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	11.005.771	15.509.655			26.515.426
02	Gestión Administrativa	12.159.515			100.000	12.259.515
03	Previsión y Protección Social	449.361				449.361
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	103.508				103.508
TOTAL		23.718.155	15.509.655		100.000	39.327.810

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**58**	**46**	**7**	**111**	**2.887.951**	**785.080**	**3.673.031**
Alto Nivel y de Dirección	2	2	7	11	270.273	132.000	402.273
Profesional y Técnico	22	12		34	930.343	320.520	1.250.863
Administrativo	7	4		11	274.902	74.088	348.990
Obrero	27	28		55	1.412.433	258.472	1.670.905
Personal Contratado	**147**	**107**		**254**	**10.812.362**		**10.812.362**
Profesional y Técnico	108	71		179	8.721.000		8.721.000
Administrativo	39	36		75	2.091.362		2.091.362
TOTAL	**205**	**153**	**7**	**365**	**13.700.313**	**785.080**	**14.485.393**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**3**	**3**	**6**	**449.361**
Obrero	1		1	69.170
Empleado	2	3	5	380.191
TOTAL	**3**	**3**	**6**	**449.361**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	70.988.867
4.02	Materiales, suministros y mercancías	8.619.208
4.03	Servicios no personales	16.290.887
4.04	Activos reales	2.600.000
4.07	Transferencias y donaciones	449.361
4.08	Otros gastos	100.000
	TOTAL	**99.048.323**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**93.600.523**
INGRESOS CORRIENTES ORDINARIOS	93.600.523
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	54.826.385
Venta de otros bienes y servicios	54.826.385
TRANSFERENCIAS CORRIENTES	38.774.138
Transferencias corrientes del sector público	38.774.138
Transferencias corrientes internas recibidas del sector público	38.774.138
De la República (Vicepresidencia de la República – Comisión Central de Planificación)	38.774.138
Recursos Ordinarios	38.774.138
1.2 GASTOS CORRIENTES	**96.448.323**
GASTOS DE CONSUMO	95.998.962
Remuneraciones	70.988.867
Sueldos, salarios y otras retribuciones	16.721.525
Beneficios y complementos de sueldos y salarios	22.417.916
Aportes patronales	3.763.441
Prestaciones sociales y otras indemnizaciones	4.768.402
Asistencia socioeconómica	23.170.883
Otros gastos de personal	146.700
Compra de bienes y servicios	21.664.344
Bienes de consumo	8.619.208
Servicios no personales	13.045.136
Impuestos indirectos	3.245.751
Depreciación y amortización	100.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	449.361
Al sector privado	449.361
Transferencias corrientes al sector privado	449.361
Directas a personas	449.361
Jubilaciones y otros beneficios asociados	449.361
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(2.847.800)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(2.747.800)**
RECURSOS PROPIOS DE CAPITAL	(2.747.800)
Desahorro en cuenta corriente	(2.847.800)
Incremento de la depreciación y amortización acumuladas	100.000
2.2 GASTOS DE CAPITAL	**2.600.000**
INVERSIÓN REAL DIRECTA	2.600.000
Formación bruta de capital fijo	2.600.000
Maquinaria, equipos y otros bienes muebles	2.600.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(5.347.800)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**5.347.800**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.347.800
Disminución de otros activos financieros	5.347.800
Disminución de disponibilidades	5.347.800
Disminución de caja	5.347.800
3.2 APLICACIONES FINANCIERAS	**5.347.800**
DÉFICIT FINANCIERO	5.347.800

34
Ministerio del Poder Popular para la Agricultura y Tierras

Ministerio del Poder Popular para la Agricultura y Tierras

A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)
A0204 Oficina Coordinadora de los Servicios Agropecuarios del Ministerio de la Defensa (O.C.S.A.)
A0266 Fondo Especial Ezequiel Zamora
A0426 Fundación Tierra Fértil
A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)
A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)
A0933 Instituto Nacional de Desarrollo Rural (INDER)
A0935 Instituto Nacional de Tierras (INTI)
A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)
A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)

A0022

Instituto Nacional de Investigaciones Agrícolas (INIA)

INSTITUTO NACIONAL DE INVESTIGACIONES AGRÍCOLAS (INIA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto mediante su gestión para el año 2013 impulsará la producción de los insumos estratégicos de alta calidad por medio de la investigación e innovación tecnológica, para contribuir con la soberanía agroalimentaria y con el desarrollo científico tecnológico del país. Para lo cual, se desarrollan diversas actividades de producción de insumos agrícolas, potenciando así la producción de semillas de distintas clases y material genético animal, para impulsar el desarrollo e impactar en los rendimientos de los rubros a nivel nacional, promoviendo el uso de las tecnologías acordes con el medio ambiente.

En tal sentido, atendiendo a los lineamientos contenidos en el Plan de Desarrollo Económico y Social de la Nación 2007-2013, ejecutará los proyectos de investigación e innovación tecnológica en rubros de importancia agrícola, pecuario, pesquero y del medio rural del país, mediante el mejoramiento y ampliación del marco de acción de los servicios y la dotación para la producción agrícola.

El Presupuesto de Ingresos y Gastos para el ejercicio fiscal 2013, asciende a Bs. 382.638.824, distribuidos de la siguiente manera: Bs. 81.264.893 para proyectos y Bs. 301.373.931 para las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**302.473.931**
INGRESOS CORRIENTES ORDINARIOS	302.473.931
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	48.042.395
Venta de otros bienes y servicios	48.042.395
TRANSFERENCIAS CORRIENTES	254.431.536
Transferencias corrientes del sector público	254.431.536
Transferencias corrientes internas recibidas del sector público	254.431.536
De la República	254.431.536
INGRESOS DE CAPITAL	**80.164.893**
RECURSOS PROPIOS DE CAPITAL	500.000
Incremento de la depreciación y amortización acumuladas	500.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	79.664.893
Transferencias y donaciones de capital del sector público	79.664.893
Transferencias de capital recibidas del sector público	79.664.893
De la República	79.664.893
TOTAL RECURSOS	**382.638.824**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**271.891.702**
GASTOS DE CONSUMO	211.934.918
Remuneraciones	113.919.051
Sueldos, salarios y otras retribuciones	100.236.325
Beneficios y complementos de sueldos y salarios	7.500.000
Prestaciones sociales y otras indemnizaciones	6.182.726
Compra de bienes y servicios	97.352.027
Bienes de consumo	41.109.293
Servicios no personales	56.242.734
Depreciación y amortización	500.000
Provisiones y otros gastos	163.840
Pérdidas de inventario	163.840
TRANSFERENCIAS Y DONACIONES CORRIENTES	59.956.784
Al sector privado	59.956.784
Transferencias corrientes al sector privado	59.956.784
Directas a personas	59.956.784
Pensiones y otros beneficios asociados	6.371.531
Jubilaciones y otros beneficios asociados	47.628.469
Otras transferencias directas a personas	5.956.784
GASTOS DE CAPITAL	**100.027.119**
INVERSIÓN REAL DIRECTA	100.027.119
Formación bruta de capital fijo	100.027.119
Edificios e instalaciones	12.478.186
Maquinaria, equipos y otros bienes muebles	14.434.304
Bienes preexistentes	19.895.628
Producción propia (gastos capitalizables)	53.219.001
Remuneraciones	9.040.938
Sueldos, salarios y otras retribuciones	6.586.368
Beneficios y complementos de sueldos y salarios	2.454.570
Compra de bienes y servicios	44.178.063
Bienes de consumo	15.519.448
Servicios no personales	28.658.615

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**10.720.003**
DISMINUCIÓN DE PASIVOS	10.720.003
Disminución de cuentas y efectos por pagar	10.720.003
Disminución de cuentas y efectos por pagar a corto plazo	10.720.003
Disminución de sueldos, salarios y otras remuneraciones por pagar	10.720.003
TOTAL GASTOS	**382.638.824**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
115049	Fortalecimiento del sistema nacional de producción de semilla de los rubros prioritarios del Estado Venezolano	15-01-2012	31-12-2014	36.526.284	40.000.000	182.890.679		259.416.963
115411	Certificación y control de la calidad de la producción de semilla nacional y verificación de la calidad de semilla importada, a través del Servicio Nacional de Semillas (SENASEM)	15-01-2012	31-12-2014	6.800.000	21.080.000	12.380.000		40.260.000
115546	Desarrollo sustentable de la acuicultura nacional	15-01-2012	31-12-2014	31.790.601	20.184.893	20.699.384		72.674.878
TOTAL				75.116.885	81.264.893	215.970.063		372.351.841

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115049	Fortalecimiento del sistema nacional de producción de semilla de los rubros prioritarios del Estado Venezolano	Kilogramo			34.000.000		40.000.000			40.000.000
115411	Certificación y control de la calidad de la producción de semilla nacional y verificación de la calidad de semilla importada, a través del Servicio Nacional de Semillas (SENASEM)	Tonelada			115.850	1.600.000	19.480.000			21.080.000
115546	Desarrollo sustentable de la acuicultura nacional	Tonelada			1.000		20.184.893			20.184.893
TOTAL						**1.600.000**	**79.664.893**			**81.264.893**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		113.919.050			113.919.050
02	Gestión administrativa	46.942.395	84.873.856			131.816.251
03	Previsión y protección social		54.000.000			54.000.000
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		1.638.630			1.638.630
TOTAL		**46.942.395**	**254.431.536**			**301.373.931**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**908**	**1.054**		**1.962**	**48.218.112**		**48.218.112**
Alto Nivel y de Dirección	1			1	122.851		122.851
Directivo	17	19		36	786.248		786.248
Profesional y Técnico	374	134		508	12.481.682		12.481.682
Personal de Investigación	372	458		830	20.401.219		20.401.219
Obrero	144	443		587	14.426.112		14.426.112
Personal Contratado	**758**	**758**		**1.516**	**37.257.215**		**37.257.215**
Profesional y Técnico	266	266		532	13.074.431		13.074.431
Obrero	492	492		984	24.182.784		24.182.784
TOTAL	**1.666**	**1.812**		**3.478**	**85.475.327**		**85.475.327**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**121**	**44**	**165**	**6.371.531**
Obreros	5	21	26	1.524.566
Empleados	116	23	139	4.846.965
Jubilados	**378**	**632**	**1.010**	**47.628.469**
Obreros	63	194	257	17.780.986
Empleados	315	438	753	29.847.483
TOTAL	**499**	**676**	**1.175**	**54.000.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	122.959.989
4.02	Materiales, suministros y mercancías	56.628.741
4.03	Servicios no personales	84.901.349
4.04	Activos reales	46.808.118
4.07	Transferencias y donaciones	59.956.784
4.08	Otros gastos	663.840
4.11	Disminución de pasivos	10.720.003
	TOTAL	**382.638.824**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**302.473.931**
INGRESOS CORRIENTES ORDINARIOS	302.473.931
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	48.042.395
Venta de otros bienes y servicios	48.042.395
TRANSFERENCIAS CORRIENTES	254.431.536
Transferencias corrientes del sector público	254.431.536
Transferencias corrientes internas recibidas del sector público	254.431.536
De la República	254.431.536
Ministerio del Poder Popular para la Agricultura y Tierras	254.431.536
Recursos Ordinarios	254.431.536
1.2 GASTOS CORRIENTES	**271.891.702**
GASTOS DE CONSUMO	211.934.918
Remuneraciones	113.919.051
Sueldos, salarios y otras retribuciones	100.236.325
Beneficios y complementos de sueldos y salarios	7.500.000
Prestaciones sociales y otras indemnizaciones	6.182.726
Compra de bienes y servicios	97.352.027
Bienes de consumo	41.109.293
Servicios no personales	56.242.734
Depreciación y amortización	500.000
Provisiones y otros gastos	163.840
Pérdidas de inventario	163.840
TRANSFERENCIAS Y DONACIONES CORRIENTES	59.956.784
Al sector privado	59.956.784
Transferencias corrientes al sector privado	59.956.784
Directas a personas	59.956.784
Pensiones y otros beneficios asociados	6.371.531
Jubilaciones y otros beneficios asociados	47.628.469
Otras transferencias directas a personas	5.956.784
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**30.582.229**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**110.747.122**
RECURSOS PROPIOS DE CAPITAL	31.082.229
Ahorro/ Desahorro en cuenta corriente	30.582.229
Incremento de la depreciación y amortización acumuladas	500.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	79.664.893
Transferencias y donaciones de capital del sector público	79.664.893
Transferencias de capital recibidas del sector público	79.664.893
De la República	79.664.893
Ministerio del Poder Popular para la Agricultura y Tierras	79.664.893
Recursos Ordinarios	79.664.893
2.2 GASTOS DE CAPITAL	**100.027.119**
INVERSIÓN REAL DIRECTA	100.027.119
Formación bruta de capital fijo	100.027.119
Edificios e instalaciones	12.478.186
Maquinaria, equipos y otros bienes muebles	14.434.304
Bienes preexistentes	19.895.628
Producción propia (gastos capitalizables)	53.219.001
Remuneraciones	9.040.938
Sueldos, salarios y otras retribuciones	6.586.368
Beneficios y complementos de sueldos y salarios	2.454.570
Compra de bienes y servicios	44.178.063
Bienes de consumo	15.519.448
Servicios no personales	28.658.615
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**10.720.003**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**10.720.003**
SUPERÁVIT FINANCIERO	10.720.003
3.2 APLICACIONES FINANCIERAS	**10.720.003**
DISMINUCIÓN DE PASIVOS	10.720.003
Disminución de cuentas y efectos por pagar	10.720.003
Disminución de cuentas y efectos por pagar a corto plazo	10.720.003
Disminución de sueldos, salarios y otras remuneraciones por pagar	10.720.003

A0204

Oficina Coordinadora de los Servicios Agropecuarios del Ministerio de la Defensa (O.C.S.A.)

OFICINA COORDINADORA DE LOS SERVICIOS AGROPECUARIOS DEL MINISTERIO DE LA DEFENSA (O.C.S.A.)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Para el año 2013 el ente continuará con la planificación, coordinación, fomento y ejecución de los servicios de producción y comercialización de los productos agropecuarios y forestales, en aras de contribuir con la política del Estado dirigida a garantizar la soberanía y seguridad agroalimentaria del país, en el marco de las directrices estratégicas establecidas en las líneas generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013.

El Presupuesto de Ingresos y Gastos para el año 2013 asciende a la cantidad de Bs. 22.990.138, conformados por Bs. 15.019.971 para proyectos y Bs. 7.970.167 para las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**7.970.167**
INGRESOS CORRIENTES ORDINARIOS	7.970.167
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	5.849.904
Venta de otros bienes y servicios	5.849.904
TRANSFERENCIAS CORRIENTES	2.120.263
Transferencias corrientes del sector público	2.120.263
Transferencias corrientes internas recibidas del sector público	2.120.263
De la República	2.120.263
INGRESOS DE CAPITAL	**15.019.971**
RECURSOS PROPIOS DE CAPITAL	180.000
Incremento de la depreciación y amortización acumuladas	180.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	14.839.971
Transferencias y donaciones de capital del sector público	14.839.971
Transferencias de capital recibidas del sector público	14.839.971
De la República	14.839.971
TOTAL RECURSOS	**22.990.138**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**14.623.958**
GASTOS DE CONSUMO	14.623.958
Remuneraciones	4.991.238
Sueldos, salarios y otras retribuciones	3.486.920
Beneficios y complementos de sueldos y salarios	1.301.886
Aportes patronales	133.452
Prestaciones sociales y otras indemnizaciones	61.272
Asistencia socioeconómica	7.708
Compra de bienes y servicios	9.452.720
Bienes de consumo	8.455.476
Servicios no personales	997.244
Depreciación y amortización	180.000
GASTOS DE CAPITAL	**2.516.276**
INVERSIÓN REAL DIRECTA	2.516.276
Formación bruta de capital fijo	2.516.276
Maquinaria, equipos y otros bienes muebles	2.516.276
APLICACIONES FINANCIERAS	**5.849.904**
DISMINUCIÓN DE PASIVOS	5.849.904
Disminución de cuentas y efectos por pagar	5.849.904
Disminución de cuentas y efectos por pagar a corto plazo	5.849.904
Disminución de aportes patronales y retenciones laborales por pagar	296.456
Disminución de otros aportes patronales por pagar	296.456
Disminución cuentas por pagar a proveedores a corto plazo	5.534.668
Disminución de efectos por pagar a contratistas a corto	18.780
TOTAL GASTOS	**22.990.138**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117068	Proyecto Integral Agropecuario OCSA	Tonelada			3.925	180.000	14.839.971			15.019.971
TOTAL						180.000	14.839.971			15.019.971

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		2.120.263			2.120.263
02	Gestión administrativa	5.849.904				5.849.904
TOTAL		5.849.904	2.120.263			7.970.167

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**30**	**56**		**86**	**642.703**		**642.703**
Directivo	9	19		28	260.000		260.000
Profesional y Técnico	8	3		11	140.000		140.000
Personal Administrativo	3			3	13.472		13.472
Obrero	10	34		44	229.231		229.231
Personal Contratado	**99**	**301**		**400**	**2.296.969**		**2.296.969**
Profesional y Técnico	71	24		95	200.000		200.000
Personal Administrativo	18			18	10.000		10.000
Obrero	10	277		287	2.086.969		2.086.969
TOTAL	**129**	**357**		**486**	**2.939.672**		**2.939.672**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	4.991.238
4.02	Materiales, suministros y mercancías	8.455.476
4.03	Servicios no personales	997.244
4.04	Activos reales	2.516.276
4.08	Otros gastos	180.000
4.11	Disminución de pasivos	5.849.904
	TOTAL	**22.990.138**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**7.970.167**
INGRESOS CORRIENTES ORDINARIOS	7.970.167
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	5.849.904
Venta de otros bienes y servicios	5.849.904
TRANSFERENCIAS CORRIENTES	2.120.263
Transferencias corrientes del sector público	2.120.263
Transferencias corrientes internas recibidas del sector público	2.120.263
De la República	2.120.263
Ministerio del Poder Popular para la Agricultura y Tierras	2.120.263
Recursos Ordinarios	2.120.263
1.2 GASTOS CORRIENTES	**14.623.958**
GASTOS DE CONSUMO	14.623.958
Remuneraciones	4.991.238
Sueldos, salarios y otras retribuciones	3.486.920
Beneficios y complementos de sueldos y salarios	1.301.886
Aportes patronales	133.452
Prestaciones sociales y otras indemnizaciones	61.272
Asistencia socioeconómica	7.708
Compra de bienes y servicios	9.452.720
Bienes de consumo	8.455.476
Servicios no personales	997.244
Depreciación y amortización	180.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(6.653.791)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**8.366.180**
RECURSOS PROPIOS DE CAPITAL	(6.473.791)
Ahorro/ Desahorro en cuenta corriente	(6.653.791)
Incremento de la depreciación y amortización acumuladas	180.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
TRANSFERENCIAS Y DONACIONES DE CAPITAL	14.839.971
Transferencias y donaciones de capital del sector público	14.839.971
Transferencias de capital recibidas del sector público	14.839.971
De la República	14.839.971
Ministerio del Poder Popular para la Agricultura y Tierras	14.839.971
Recursos Ordinarios	14.839.971
2.2 GASTOS DE CAPITAL	**2.516.276**
INVERSIÓN REAL DIRECTA	2.516.276
Formación bruta de capital fijo	2.516.276
Maquinaria, equipos y otros bienes muebles	2.516.276
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**5.849.904**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**5.849.904**
SUPERÁVIT FINANCIERO	5.849.904
3.2 APLICACIONES FINANCIERAS	**5.849.904**
DISMINUCIÓN DE PASIVOS	5.849.904
Disminución de cuentas y efectos por pagar	5.849.904
Disminución de cuentas y efectos por pagar a corto plazo	5.849.904
Disminución de aportes patronales y retenciones laborales por pagar	296.456
Disminución de otros aportes patronales por pagar	296.456
Disminución cuentas por pagar a proveedores a corto plazo	5.534.668
Disminución de efectos por pagar a contratistas a corto	18.780

A0266

Fondo Especial Ezequiel Zamora

FONDO ESPECIAL EZEQUIEL ZAMORA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Fondo Especial Ezequiel Zamora, tiene como objetivo fortalecer y financiar los proyectos de la Gran Misión Agro-Venezuela, para contribuir al modelo agrario-socialista; estableciendo condiciones favorables para el financiamiento a los productores y productoras para incentivar el trabajo y uso óptimo de las tierras, a fin de fortalecer la soberanía y seguridad alimentaría de la Nación.

El Fondo comprometido con el desarrollo agrario del país y principalmente vinculado a la Misión Agro-Venezuela, fortalecerá, financiará e incrementará la producción de los rubros estratégicos, ampliando la frontera agrícola, con el objetivo de garantizar la seguridad agroalimentaría e incentivar la extensión de tierras cultivables. Es por ello, que se plantea la asignación de recursos personalizados, destinados al financiamiento de los sectores vegetal, pecuario, pesquero y acuícola, forestal, maquinarias y equipos; así como también, el financiamiento de los proyectos especiales emitidos por la Gran Misión Agro-Venezuela, facilitando los procesos de distribución y comercialización, con el fin de potenciar y privilegiar al pequeño y mediano productor organizado.

El Presupuesto de Ingresos y Gastos para el ejercicio fiscal 2013 asciende a la cantidad de Bs. 1.985.526.049, cuya estructura presupuestaria está conformada por las acciones centralizadas por Bs. 5.206.060 y el proyecto "Fortalecimiento y financiamiento de la Gran Misión Agro-Venezuela" por Bs. 1.980.319.989; de los cuales el 40% será destinado a la Banca Social con el objeto de brindar financiamiento a los productores registrados en la Gran Misión Agro-Venezuela y el 60% restante estará orientado a las empresas del Estado y bajo la administración de Ejecutivo Nacional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**157.658.472**
INGRESOS CORRIENTES ORDINARIOS	157.658.472
INGRESOS DE LA PROPIEDAD	157.658.472
Intereses	157.658.472
Intereses internos	157.658.472
Intereses por préstamos	157.658.472
INGRESOS DE CAPITAL	**1.827.867.577**
RECURSOS PROPIOS DE CAPITAL	1.096
Incremento de la depreciación y amortización acumuladas	1.096
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.827.866.481
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	1.093.281.969
Al sector público	1.093.281.969
A los entes descentralizados con fines empresariales no petroleros	547.863.595
A los entes descentralizados financieros bancarios	125.418.374
A los entes descentralizados financieros no bancarios	420.000.000
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	734.584.512
Al sector público	734.584.512
A los entes descentralizados con fines empresariales no petroleros	734.584.512
TOTAL RECURSOS	**1.985.526.049**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**5.184.111**
GASTOS DE CONSUMO	5.184.111
Remuneraciones	4.441.405
Sueldos, salarios y otras retribuciones	1.079.063
Beneficios y complementos de sueldos y salarios	1.459.816
Aportes patronales	211.781
Prestaciones sociales y otras indemnizaciones	296.594
Asistencia socioeconómica	1.394.151
Compra de bienes y servicios	741.610
Bienes de consumo	269.970
Servicios no personales	471.640
Depreciación y amortización	1.096
GASTOS DE CAPITAL	**1.980.341.938**
INVERSIÓN REAL DIRECTA	21.949
Formación bruta de capital fijo	21.949
Maquinaria, equipos y otros bienes muebles	21.949
INVERSIÓN FINANCIERA	1.980.319.989
Concesión de préstamos a corto plazo	1.093.281.969
Al sector público	1.093.281.969
A entes descentralizados con fines empresariales no petroleros	655.969.181
A entes descentralizados financieros bancarios	218.656.394
A entes descentralizados financieros no bancarios	218.656.394
Concesión de préstamos a largo plazo	887.038.020
Al sector público	887.038.020
A entes descentralizados con fines empresariales no petroleros	532.222.812
A entes descentralizados financieros bancarios	177.407.604
A entes descentralizados financieros no bancarios	177.407.604
TOTAL GASTOS	**1.985.526.049**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119662	Fortalecimiento y Financiamiento de la Gran Misión Agro-Venezuela	Financiamiento			9	1.980.319.989				1.980.319.989
TOTAL						1.980.319.989				1.980.319.989

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	4.441.405				4.441.405
02	Gestión administrativa	764.655				764.655
TOTAL		5.206.060				5.206.060

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**2**	**1**		**3**	**208.085**		**208.085**
Alto Nivel y de Dirección	1			1	85.800		85.800
Directivo	1	1		2	122.285		122.285
Personal Contratado	**9**	**10**		**19**	**870.978**		**870.978**
Profesional y Técnico	6	9		15	714.761		714.761
Personal Administrativo	3	1		4	156.217		156.217
TOTAL	**11**	**11**		**22**	**1.079.063**		**1.079.063**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	4.441.405
4.02	Materiales, suministros y mercancías	269.970
4.03	Servicios no personales	471.640
4.04	Activos reales	21.949
4.05	Activos financieros	1.980.319.989
4.08	Otros gastos	1.096
	TOTAL	**1.985.526.049**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**157.658.472**
INGRESOS CORRIENTES ORDINARIOS	157.658.472
INGRESOS DE LA PROPIEDAD	157.658.472
Intereses	157.658.472
Intereses internos	157.658.472
Intereses por préstamos	157.658.472
1.2 GASTOS CORRIENTES	**5.184.111**
GASTOS DE CONSUMO	5.184.111
Remuneraciones	4.441.405
Sueldos, salarios y otras retribuciones	1.079.063
Beneficios y complementos de sueldos y salarios	1.459.816
Aportes patronales	211.781
Prestaciones sociales y otras indemnizaciones	296.594
Asistencia socioeconómica	1.394.151
Compra de bienes y servicios	741.610
Bienes de consumo	269.970
Servicios no personales	471.640
Depreciación y amortización	1.096
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**152.474.361**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.980.341.938**
RECURSOS PROPIOS DE CAPITAL	152.475.457
Ahorro/ Desahorro en cuenta corriente	152.474.361
Incremento de la depreciación y amortización acumuladas	1.096
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.827.866.481
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	1.093.281.969
Al sector público	1.093.281.969
A los entes descentralizados con fines empresariales no petroleros	547.863.595
A los entes descentralizados financieros bancarios	125.418.374
A los entes descentralizados financieros no bancarios	420.000.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	734.584.512
Al sector público	734.584.512
A los entes descentralizados con fines empresariales no petroleros	734.584.512
2.2 GASTOS DE CAPITAL	**1.980.341.938**
INVERSIÓN REAL DIRECTA	21.949
Formación bruta de capital fijo	21.949
Maquinaria, equipos y otros bienes muebles	21.949
INVERSIÓN FINANCIERA	1.980.319.989
Concesión de préstamos a corto plazo	1.093.281.969
Al sector público	1.093.281.969
A entes descentralizados con fines empresariales no petroleros	655.969.181
A entes descentralizados financieros bancarios	218.656.394
A entes descentralizados financieros no bancarios	218.656.394
Concesión de préstamos a largo plazo	887.038.020
Al sector público	887.038.020
A entes descentralizados con fines empresariales no petroleros	532.222.812
A entes descentralizados financieros bancarios	177.407.604
A entes descentralizados financieros no bancarios	177.407.604
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0426

Fundación Tierra Fértil

FUNDACIÓN TIERRA FÉRTIL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Tierra Fértil fortalecerá la prestación de asistencia y apoyo al campesino venezolano, a familiares directos de victimas del sicariato y a las familias de los campesinos de los sectores de la sociedad de menores recursos. Para ello, dará atención integral en las áreas de educación, alimentación, laboral, salud y vivienda; además formará a las comunidades para promover su organización y participación a través de la constitución de comités técnicos y contralorías sociales.

El Presupuesto de Ingresos y Gastos para el año 2013 alcanza la cantidad de Bs. 151.902.628, de los cuales Bs. 130.700.000 serán destinados a los proyectos y Bs. 21.202.628 a las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**21.202.628**
INGRESOS CORRIENTES ORDINARIOS	21.202.628
TRANSFERENCIAS CORRIENTES	21.202.628
Transferencias corrientes del sector público	21.202.628
Transferencias corrientes internas recibidas del sector público	21.202.628
De la República	21.202.628
INGRESOS DE CAPITAL	**130.700.000**
TRANSFERENCIAS Y DONACIONES DE CAPITAL	130.700.000
Transferencias y donaciones de capital del sector público	130.700.000
Transferencias de capital recibidas del sector público	130.700.000
De la República	130.700.000
TOTAL RECURSOS	**151.902.628**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**150.327.628**
GASTOS DE CONSUMO	19.127.628
Remuneraciones	12.202.628
Sueldos, salarios y otras retribuciones	12.202.628
Compra de bienes y servicios	6.925.000
Bienes de consumo	3.360.000
Servicios no personales	3.565.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	131.200.000
Al sector privado	79.580.000
Transferencias corrientes al sector privado	15.490.000
A instituciones sin fines de lucro	10.740.000
Transferencias corrientes a Consejos Comunales	4.750.000
Donaciones corrientes al sector privado	64.090.000
Donaciones a personas	51.040.000
Donaciones a instituciones sin fines de lucro	10.850.000
Donaciones corrientes a Consejos Comunales	2.200.000
Al sector público	51.620.000
Donaciones corrientes al sector público	51.620.000
A la República	4.400.000
A los entes descentralizados sin fines empresariales	43.770.000
Al Poder Municipal	3.450.000
GASTOS DE CAPITAL	**1.575.000**
INVERSIÓN REAL DIRECTA	1.575.000
Formación bruta de capital fijo	1.575.000
Maquinaria, equipos y otros bienes muebles	1.575.000
TOTAL GASTOS	**151.902.628**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
116822	Dotación de medicinas, equipos y utensilios médicos, agricolas, educativos, deportivos y vehiculos automotores y fluviales, así como sus partes y piezas, para atender a las comunidades organizadas (tales como: Consejos comunales, cooperativas, mesas técnicas) y organizaciones y/o instituciones sin fines de lucro con desenvolvimiento en el hábitat rural. (VI etapa)	02-07-2012	31-12-2013	80.000.000	50.000.000			130.000.000
TOTAL				80.000.000	50.000.000			130.000.000

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116810	Atención integral a los familiares directos de campesinos víctimas de sicariato a nivel nacional. (V etapa)	Ayuda			2.449		7.000.000			7.000.000
116812	Formación integral de las comunidades para promover su organización y participación a través de la constitución de comités técnicos y contralorias sociales. (VI etapa)	Ayuda			104		1.500.000			1.500.000
116822	Dotación de medicinas, equipos y utensilios médicos, agricolas, educativos, deportivos y vehículos automotores y fluviales, así como sus partes y piezas, para atender a las comunidades organizadas (tales como: Consejos comunales, cooperativas, mesas técnicas) y organizaciones y/o instituciones sin fines de lucro con desenvolvimiento en el hábitat rural. (VI etapa)	Ayuda			2		50.000.000			50.000.000
116840	Atención integral en las áreas de: Educación, alimentación, salud, vivienda y laboral, a personas de escasos recursos como: campesinos, indigenas, particulares y empleados de la institución. (V etapa)	Ayuda			5.222		35.000.000			35.000.000
116844	Centro de Formación Agrícola Socialista Ezequiel Zamora. (VII etapa)	Curso			60		3.500.000			3.500.000
116870	Campaña de divulgación sobre la gestión gubernamental agrícola y los programas sociales a los fines de estimular la participación de los ciudadanos y ciudadanas para responder juntos pueblo y gobierno a las necesidades de cada sector. (IV etapa)	Campaña			390		3.700.000			3.700.000
116896	Atención Integral a los Centros de Educación Inicial (C.E.I.) adscritos al MPP para la Agricultura y Tierras, para lograr su efectivo funcionamiento y mejoramiento de sus infraestructuras a nivel nacional	Ayuda			1.513		30.000.000			30.000.000
TOTAL							130.700.000			130.700.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		12.202.628			12.202.628
02	Gestión administrativa		5.000.000			5.000.000
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		4.000.000			4.000.000
	TOTAL		**21.202.628**			**21.202.628**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	33	22		55	2.123.723		2.123.723
Directivo	5	5		10	585.000		585.000
Profesional y Técnico	22	10		32	1.158.135		1.158.135
Personal Administrativo	6	7		13	380.588		380.588
TOTAL	33	22		55	2.123.723		2.123.723

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	12.202.628
4.02	Materiales, suministros y mercancías	3.360.000
4.03	Servicios no personales	3.565.000
4.04	Activos reales	1.575.000
4.07	Transferencias y donaciones	131.200.000
	TOTAL	151.902.628

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**21.202.628**
INGRESOS CORRIENTES ORDINARIOS	21.202.628
TRANSFERENCIAS CORRIENTES	21.202.628
Transferencias corrientes del sector público	21.202.628
Transferencias corrientes internas recibidas del sector público	21.202.628
De la República	21.202.628
Ministerio del Poder Popular para la Agricultura y Tierras	21.202.628
Recursos Ordinarios	21.202.628
1.2 GASTOS CORRIENTES	**150.327.628**
GASTOS DE CONSUMO	19.127.628
Remuneraciones	12.202.628
Sueldos, salarios y otras retribuciones	12.202.628
Compra de bienes y servicios	6.925.000
Bienes de consumo	3.360.000
Servicios no personales	3.565.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	131.200.000
Al sector privado	79.580.000
Transferencias corrientes al sector privado	15.490.000
A instituciones sin fines de lucro	10.740.000
Transferencias corrientes a Consejos Comunales	4.750.000
Donaciones corrientes al sector privado	64.090.000
Donaciones a personas	51.040.000
Donaciones a instituciones sin fines de lucro	10.850.000
Donaciones corrientes a Consejos Comunales	2.200.000
Al sector público	51.620.000
Donaciones corrientes al sector público	51.620.000
A la República	4.400.000
A los entes descentralizados sin fines empresariales	43.770.000
Al Poder Municipal	3.450.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(129.125.000)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.575.000**
RECURSOS PROPIOS DE CAPITAL	(129.125.000)
Ahorro/ Desahorro en cuenta corriente	(129.125.000)
TRANSFERENCIAS Y DONACIONES DE CAPITAL	130.700.000
Transferencias y donaciones de capital del sector público	130.700.000
Transferencias de capital recibidas del sector público	130.700.000
De la República	130.700.000
Ministerio del Poder Popular para la Agricultura y Tierras	130.700.000
Recursos Ordinarios	130.700.000
2.2 GASTOS DE CAPITAL	**1.575.000**
INVERSIÓN REAL DIRECTA	1.575.000
Formación bruta de capital fijo	1.575.000
Maquinaria, equipos y otros bienes muebles	1.575.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0465

Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)

FUNDACIÓN DE CAPACITACIÓN E INNOVACIÓN PARA APOYAR LA REVOLUCIÓN AGRARIA (CIARA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Para el año 2013 la Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria Socialista, potenciará la participación protagónica de las comunidades rurales y periurbanas del país, a través de un proceso local de organización, capacitación, innovación y acompañamiento socio-productivo, como base de un sistema nacional de extensión y fortalecimiento de las capacidades humanas, hacia la consolidación de un modelo de economía popular.

De igual manera para el año 2013 la Fundación Ciara además de sus proyectos de "Atención integral a los Fundos Zamoranos;" "Desarrollo y consolidación de agricultura urbana y periurbana", "Educación popular para la construcción socialista de redes comunales socio-productivas" y el proyecto "Desarrollo sostenible para las zonas semiáridas de los Estados Lara y Falcón, Segunda Fase (PROSALAFA II), incluye dos nuevos Proyectos como son:

- "Desarrollo integral y sustentable para las zonas áridas de los Estados Nueva Esparta y Sucre (PROSANESU), vinculado con lo establecido en el Plan de Desarrollo Económico y Social de la Nación 2007-2013, a los fines de mejorar la calidad de vida de los habitantes de las zonas áridas, semiáridas, sub-húmedas secas y zonas de transición de los Estados Nueva Esparta y Sucre, satisfaciendo las necesidades básicas de la población como vía hacia el pleno desarrollo integral sustentable.
- Atención socio-productiva integral con enfoque de cadenas, dirigido a las agrovenezolanas, agrovenezolanos y sus familias", a través de la organización para la producción agrícola, el manejo agro-económico integral de las unidades productivas familiares y otros espacios productivos, considerando las dimensiones socioculturales, agroecológicas y de equidad de género, para contribuir con la seguridad alimentaria y el buen vivir de la población rural del país.

El Presupuesto de Ingresos y Gastos para el ejercicio fiscal 2013, alcanza la cantidad de Bs. 273.492.030, el cual comprende Bs. 164.542.774 para proyectos y Bs. 108.949.256 para las acciones centralizadas.

El financiamiento del Presupuesto comprende los recursos propios por Bs. 2.936.116 y el aporte del Ministerio del Poder Popular para la Agricultura y Tierras por Bs. 270.555.914, de los cuales Bs. 106.013.140 constituyen las transferencias corrientes y Bs. 105.000.000 transferencias de capital. Además, de la cantidad de Bs. 59.542.774 correspondiente a Ley Especial de Endeudamiento 2013, destinados a la ejecución de los proyectos: "Desarrollo sostenible para las Zonas Semiáridas de los estados Lara y Falcón, Segunda Fase (PROSALAFA II)" por Bs. 30.200.182 y "Desarrollo integral y sustentable para las zonas áridas de los estados Nueva Esparta y Sucre (PROSANESU)" por Bs. 29.342.592.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**106.013.140**
INGRESOS CORRIENTES ORDINARIOS	106.013.140
TRANSFERENCIAS CORRIENTES	106.013.140
Transferencias corrientes del sector público	106.013.140
Transferencias corrientes internas recibidas del sector público	106.013.140
De la República	106.013.140
INGRESOS DE CAPITAL	**167.478.890**
RECURSOS PROPIOS DE CAPITAL	2.936.116
Incremento de la depreciación y amortización acumuladas	2.936.116
TRANSFERENCIAS Y DONACIONES DE CAPITAL	164.542.774
Transferencias y donaciones de capital del sector público	164.542.774
Transferencias de capital recibidas del sector público	164.542.774
De la República	164.542.774
TOTAL RECURSOS	**273.492.030**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**248.112.610**
GASTOS DE CONSUMO	239.121.094
Remuneraciones	173.193.264
Sueldos, salarios y otras retribuciones	50.133.151
Beneficios y complementos de sueldos y salarios	60.386.635
Aportes patronales	10.917.005
Prestaciones sociales y otras indemnizaciones	14.778.589
Asistencia socioeconómica	36.977.884
Compra de bienes y servicios	62.991.714
Bienes de consumo	23.603.286
Servicios no personales	39.388.428
Depreciación y amortización	2.936.116
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.991.516
Al sector privado	8.991.516
Transferencias corrientes al sector privado	1.941.289
Directas a personas	1.941.289
Pensiones y otros beneficios asociados	34.192
Jubilaciones y otros beneficios asociados	1.907.097
Donaciones corrientes al sector privado	7.050.227
Donaciones a personas	5.800.222
Donaciones a instituciones sin fines de lucro	1.250.005
GASTOS DE CAPITAL	**25.379.420**
INVERSIÓN REAL DIRECTA	17.647.198
Formación bruta de capital fijo	17.647.198
Edificios e instalaciones	780.000
Maquinaria, equipos y otros bienes muebles	16.867.198
TRANSFERENCIAS Y DONACIONES DE CAPITAL	7.732.222
Al sector privado	7.732.222
Transferencias de capital al sector privado	7.614.170
A personas	331.500
A empresas privadas	7.282.670
Donaciones de capital al sector privado	118.052
A Consejos Comunales	118.052
TOTAL GASTOS	**273.492.030**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
25836	Desarrollo sostenible para las Zonas Semiáridas de los estados Lara y Falcón, Segunda Fase (PROSALAFA II).	01-01-2006	31-03-2014	105.926.950	30.200.182	6.417.784		142.544.916
66541	Educación popular para la construcción socialista de redes comunales socio - productivas.	01-01-2008	31-03-2014	230.520.417	50.000.000	2.498.071		283.018.488
106220	Proyecto de atención integral a los Fundos Zamoranos.	01-01-2010	30-06-2014	46.947.219	15.000.000		14.944.372	76.891.591
106339	Proyecto de Desarrollo y Consolidación de Agricultura Urbana y Periurbana.	01-01-2010	31-12-2013	77.693.215	35.000.000			112.693.215
116778	Atención socio-productiva integral con enfoque de cadenas, dirigido a las agrovenezolanas, agrovenezolanos y sus familias.	01-01-2013	31-03-2016		5.000.000	143.094.334	143.039.619	291.133.953
116874	Desarrollo integral y sustentable para las zonas áridas de los estados Nueva Esparta y Sucre (PROSANESU).	01-04-2013	30-06-2020		29.342.592	36.369.659	213.092.249	278.804.500
	TOTAL			461.087.801	164.542.774	188.379.848	371.076.240	1.185.086.663

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
25836	Desarrollo sostenible para las Zonas Semiáridas de los estados Lara y Falcón, Segunda Fase (PROSALAFA II).	Persona Beneficiada	27.644	27.645	55.289		30.200.182			30.200.182
66541	Educación popular para la construcción socialista de redes comunales socio - productivas	Comunidad			1.675		50.000.000			50.000.000
106220	Proyecto de atención integral a los Fundos Zamoranos	Organización			90		15.000.000			15.000.000
106339	Proyecto de Desarrollo y Consolidación de Agricultura Urbana y Periurbana	Unidad de Producción			8.080		35.000.000			35.000.000
116778	Atención socio-productiva integral con enfoque de cadenas, dirigido a las agrovenezolanas, agrovenezolanos y sus familias	Productor			25.000		5.000.000			5.000.000
116874	Desarrollo integral y sustentable para las zonas áridas de los estados Nueva Esparta y Sucre (PROSANESU).	Comunidad			202		29.342.592			29.342.592
TOTAL							164.542.774			164.542.774

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		76.124.472			76.124.472
02	Gestión administrativa	2.936.116	25.247.378			28.183.494
03	Previsión y protección social		1.941.290			1.941.290
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		2.700.000			2.700.000
	TOTAL	**2.936.116**	**106.013.140**			**108.949.256**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**517**	**672**		**1.189**	**44.055.651**	**6.127.926**	**50.183.577**
Alto Nivel y de Dirección	1			1	66.000	9.900	75.900
Directivo	22	40		62	4.384.381	657.657	5.042.038
Profesional y Técnico	371	445		816	32.231.786	4.354.346	36.586.132
Personal Administrativo	123	187		310	7.373.484	1.106.023	8.479.507
Personal Contratado	**9**	**9**		**18**	**1.077.500**		**1.077.500**
Profesional y Técnico	9	9		18	1.077.500		1.077.500
TOTAL	**526**	**681**		**1.207**	**45.133.151**	**6.127.926**	**51.261.077**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1**		**1**	**34.193**
Empleados	1		1	34.193
Jubilados	**8**	**13**	**21**	**1.907.097**
Empleados	8	13	21	1.907.097
TOTAL	**9**	**13**	**22**	**1.941.290**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	173.193.264
4.02	Materiales, suministros y mercancías	23.603.286
4.03	Servicios no personales	39.388.428
4.04	Activos reales	17.647.198
4.07	Transferencias y donaciones	16.723.738
4.08	Otros gastos	2.936.116
	TOTAL	**273.492.030**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**106.013.140**
INGRESOS CORRIENTES ORDINARIOS	106.013.140
TRANSFERENCIAS CORRIENTES	106.013.140
Transferencias corrientes del sector público	106.013.140
Transferencias corrientes internas recibidas del sector público	106.013.140
De la República	106.013.140
Ministerio del Poder Popular para la Agricultura y Tierras	106.013.140
Recursos Ordinarios	106.013.140
1.2 GASTOS CORRIENTES	**248.112.610**
GASTOS DE CONSUMO	239.121.094
Remuneraciones	173.193.264
Sueldos, salarios y otras retribuciones	50.133.151
Beneficios y complementos de sueldos y salarios	60.386.635
Aportes patronales	10.917.005
Prestaciones sociales y otras indemnizaciones	14.778.589
Asistencia socioeconómica	36.977.884
Compra de bienes y servicios	62.991.714
Bienes de consumo	23.603.286
Servicios no personales	39.388.428
Depreciación y amortización	2.936.116
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.991.516
Al sector privado	8.991.516
Transferencias corrientes al sector privado	1.941.289
Directas a personas	1.941.289
Pensiones y otros beneficios asociados	34.192
Jubilaciones y otros beneficios asociados	1.907.097
Donaciones corrientes al sector privado	7.050.227
Donaciones a personas	5.800.222
Donaciones a instituciones sin fines de lucro	1.250.005
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(142.099.470)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**25.379.420**
RECURSOS PROPIOS DE CAPITAL	(139.163.354)
Ahorro/ Desahorro en cuenta corriente	(142.099.470)
Incremento de la depreciación y amortización acumuladas	2.936.116
TRANSFERENCIAS Y DONACIONES DE CAPITAL	164.542.774
Transferencias y donaciones de capital del sector público	164.542.774
Transferencias de capital recibidas del sector público	164.542.774
De la República	164.542.774
Ministerio del Poder Popular para la Agricultura y Tierras	164.542.774
Recursos Ordinarios	105.000.000
Proyectos por Endeudamiento	59.542.774
Desarrollo sostenible para las Zonas Semiáridas de los estados Lara y Falcón, Segunda Fase (PROSALAFA II)	30.200.182
Desarrollo integral y sustentable para las zonas áridas de los estados Nueva Esparta y Sucre (PROSANESU)	29.342.592
2.2 GASTOS DE CAPITAL	**25.379.420**
INVERSIÓN REAL DIRECTA	17.647.198
Formación bruta de capital fijo	17.647.198
Edificios e instalaciones	780.000
Maquinaria, equipos y otros bienes muebles	16.867.198
TRANSFERENCIAS Y DONACIONES DE CAPITAL	7.732.222
Al sector privado	7.732.222
Transferencias de capital al sector privado	7.614.170
A personas	331.500
A empresas privadas	7.282.670
Donaciones de capital al sector privado	118.052
A Consejos Comunales	118.052
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0844

Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)

INSTITUTO SOCIALISTA DE LA PESCA Y ACUICULTURA (INSOPESCA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Socialista de la Pesca y Acuicultura (INSOPESCA), tiene como propósito fortalecer el desarrollo de la actividad pesquera y acuícola, a fin de contribuir con la seguridad alimentaría del país, mediante la ejecución de políticas que garanticen el abastecimiento de la población.

El Presupuesto de Ingresos y Gastos se ubica en la cantidad de Bs. 294.784.856, distribuido en Bs. 32.692.500 para proyectos y Bs. 262.092.356 para acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**259.228.908**
INGRESOS CORRIENTES ORDINARIOS	259.228.908
INGRESOS NO TRIBUTARIOS	26.000.000
Tasas	26.000.000
TRANSFERENCIAS CORRIENTES	233.228.908
Transferencias corrientes del sector público	233.228.908
Transferencias corrientes internas recibidas del sector público	233.228.908
De la República	233.228.908
INGRESOS DE CAPITAL	**35.555.948**
RECURSOS PROPIOS DE CAPITAL	2.863.448
Incremento de la depreciación y amortización acumuladas	2.863.448
TRANSFERENCIAS Y DONACIONES DE CAPITAL	32.692.500
Transferencias y donaciones de capital del sector público	32.692.500
Transferencias de capital recibidas del sector público	32.692.500
De la República	32.692.500
TOTAL RECURSOS	**294.784.856**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**253.984.328**
GASTOS DE CONSUMO	245.116.380
Remuneraciones	178.008.368
Sueldos, salarios y otras retribuciones	48.444.884
Beneficios y complementos de sueldos y salarios	66.305.239
Aportes patronales	22.145.555
Prestaciones sociales y otras indemnizaciones	7.106.000
Asistencia socioeconómica	33.861.887
Otros gastos de personal	144.803
Compra de bienes y servicios	64.244.564
Bienes de consumo	18.113.216
Servicios no personales	46.131.348
Depreciación y amortización	2.863.448
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.867.948
Al sector privado	8.867.948
Transferencias corrientes al sector privado	7.296.240
Directas a personas	7.296.240
Pensiones y otros beneficios asociados	1.740.000
Jubilaciones y otros beneficios asociados	5.256.868
Otras transferencias directas a personas	299.372
Donaciones corrientes al sector privado	1.571.708
Donaciones a personas	1.163.064
Donaciones a instituciones sin fines de lucro	408.644
GASTOS DE CAPITAL	**40.800.528**
INVERSIÓN REAL DIRECTA	40.800.528
Formación bruta de capital fijo	40.800.528
Edificios e instalaciones	12.383.704
Maquinaria, equipos y otros bienes muebles	19.089.664
Construcciones de bienes de dominio privado	497.160
Producción propia (gastos capitalizables)	8.830.000
Remuneraciones	1.128.000
Sueldos, salarios y otras retribuciones	1.128.000
Compra de bienes y servicios	7.702.000
Bienes de consumo	2.183.144
Servicios no personales	5.518.856
TOTAL GASTOS	**294.784.856**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
116912	Plan de fortalecimiento de la infraestructura del Instituto Socialista de la Pesca y Acuicultura	01-01-2013	31-12-2015		19.500.000	78.000.000	58.500.000	156.000.000
	TOTAL				19.500.000	78.000.000	58.500.000	156.000.000

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116887	Consolidación del sistema integral de producción, abastecimiento y distribución socialista de productos pesqueros y acuícolas	Red de Unidad Socio Productiva			1		8.192.500			8.192.500
116912	Plan de fortalecimiento de la infraestructura del Instituto Socialista de la Pesca y Acuicultura	Sede			74		19.500.000			19.500.000
116952	Evaluación de impactos generados por el desarrollo de proyectos de acuicultura en el marco del Plan Nacional Simón Bolivar, período 2007-2013	Documento			2		5.000.000			5.000.000
TOTAL							32.692.500			32.692.500

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	26.000.000	156.263.368			182.263.368
02	Gestión administrativa	2.863.448	69.968.672			72.832.120
03	Previsión y protección social		6.996.868			6.996.868
TOTAL		28.863.448	233.228.908			262.092.356

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**271**	**317**	**412**	**1.000**	**27.327.884**	**1.347.939**	**28.675.823**
Alto Nivel y de Dirección		1		1	33.600		33.600
Directivo	18	44	13	75	2.203.000	200.000	2.403.000
Profesional y Técnico	174	102	251	527	15.214.280	515.939	15.730.219
Personal Administrativo	49	61	57	167	4.332.644	415.000	4.747.644
Obrero	30	109	91	230	5.544.360	217.000	5.761.360
Personal Contratado	**254**	**260**		**514**	**22.220.000**		**22.220.000**
Profesional y Técnico	190	164		354	17.628.000		17.628.000
Personal Administrativo	64	96		160	4.592.000		4.592.000
TOTAL	**525**	**577**	**412**	**1.514**	**49.547.884**	**1.347.939**	**50.895.823**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	4	3	7	**1.740.000**
Empleados	4	3	7	1.740.000
Jubilados	22	28	**50**	**5.256.868**
Empleados	22	28	50	5.256.868
TOTAL	**26**	**31**	**57**	**6.996.868**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	179.136.368
4.02	Materiales, suministros y mercancías	20.296.360
4.03	Servicios no personales	51.650.204
4.04	Activos reales	31.970.528
4.07	Transferencias y donaciones	8.867.948
4.08	Otros gastos	2.863.448
	TOTAL	**294.784.856**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**259.228.908**
INGRESOS CORRIENTES ORDINARIOS	259.228.908
INGRESOS NO TRIBUTARIOS	26.000.000
Tasas	26.000.000
TRANSFERENCIAS CORRIENTES	233.228.908
Transferencias corrientes del sector público	233.228.908
Transferencias corrientes internas recibidas del sector público	233.228.908
De la República	233.228.908
Ministerio del Poder Popular para la Agricultura y Tierras	233.228.908
Recursos Ordinarios	233.228.908
1.2 GASTOS CORRIENTES	**253.984.328**
GASTOS DE CONSUMO	245.116.380
Remuneraciones	178.008.368
Sueldos, salarios y otras retribuciones	48.444.884
Beneficios y complementos de sueldos y salarios	66.305.239
Aportes patronales	22.145.555
Prestaciones sociales y otras indemnizaciones	7.106.000
Asistencia socioeconómica	33.861.887
Otros gastos de personal	144.803
Compra de bienes y servicios	64.244.564
Bienes de consumo	18.113.216
Servicios no personales	46.131.348
Depreciación y amortización	2.863.448
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.867.948
Al sector privado	8.867.948
Transferencias corrientes al sector privado	7.296.240
Directas a personas	7.296.240
Pensiones y otros beneficios asociados	1.740.000
Jubilaciones y otros beneficios asociados	5.256.868
Otras transferencias directas a personas	299.372
Donaciones corrientes al sector privado	1.571.708
Donaciones a personas	1.163.064
Donaciones a instituciones sin fines de lucro	408.644
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**5.244.580**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**40.800.528**
RECURSOS PROPIOS DE CAPITAL	8.108.028
Ahorro/ Desahorro en cuenta corriente	5.244.580
Incremento de la depreciación y amortización acumuladas	2.863.448
TRANSFERENCIAS Y DONACIONES DE CAPITAL	32.692.500
Transferencias y donaciones de capital del sector público	32.692.500
Transferencias de capital recibidas del sector público	32.692.500
De la República	32.692.500
Ministerio del Poder Popular para la Agricultura y Tierras	32.692.500
Recursos Ordinarios	32.692.500
2.2 GASTOS DE CAPITAL	**40.800.528**
INVERSIÓN REAL DIRECTA	40.800.528
Formación bruta de capital fijo	40.800.528
Edificios e instalaciones	12.383.704
Maquinaria, equipos y otros bienes muebles	19.089.664
Construcciones de bienes de dominio privado	497.160
Producción propia (gastos capitalizables)	8.830.000
Remuneraciones	1.128.000
Sueldos, salarios y otras retribuciones	1.128.000
Compra de bienes y servicios	7.702.000
Bienes de consumo	2.183.144
Servicios no personales	5.518.856
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0933

Instituto Nacional de Desarrollo Rural (INDER)

INSTITUTO NACIONAL DE DESARROLLO RURAL (INDER)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Para el año 2013 el Instituto Nacional promueve el desarrollo rural integral del país, implementando procesos democráticos participativos y de compromiso con el protagonismo y la corresponsabilidad de los productores y comunidades rurales; además de construir, rehabilitar y mantener la infraestructura productiva de los sistemas de riego, saneamiento de tierras, vialidad y servicios básicos de apoyo a la producción agrícola nacional. Asimismo, dará capacitación y proporcionará asistencia técnica para potenciar la formación de la sociedad rural, contribuyendo así a la consolidación de la seguridad alimentaria, la calidad de vida del venezolano y el desarrollo socio-económico del país.

En este sentido, orientará su gestión hacia el rescate de la infraestructura de apoyo productivo de los sistemas de riego y convertirá las instalaciones denominadas galpones en centros de acopio para prestar asistencia a los productores agrícolas. De igual manera enfatizará la construcción de obras de infraestructura para extender las tierras bajo regadío, acondicionamiento de las vías agrícolas, creación de los sistemas eléctricos y construcción de pozos de agua que incremente la producción agrícola.

Para el ejercicio fiscal 2013, el ente tiene un Presupuesto de Ingresos y Gastos que asciende a la cantidad de Bs. 416.705.519, de los cuales Bs. 258.000.000 se destinarán a la inversión en proyectos para fortalecer el desarrollo rural del país y Bs. 158.705.519 se orientarán a las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**148.705.519**
INGRESOS CORRIENTES ORDINARIOS	148.705.519
TRANSFERENCIAS CORRIENTES	148.705.519
Transferencias corrientes del sector público	148.705.519
Transferencias corrientes internas recibidas del sector público	148.705.519
De la República	148.705.519
INGRESOS DE CAPITAL	**268.000.000**
RECURSOS PROPIOS DE CAPITAL	10.000.000
Incremento de la depreciación y amortización acumuladas	10.000.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	258.000.000
Transferencias y donaciones de capital del sector público	258.000.000
Transferencias de capital recibidas del sector público	258.000.000
De la República	258.000.000
TOTAL RECURSOS	**416.705.519**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**156.147.919**
GASTOS DE CONSUMO	155.341.803
Remuneraciones	119.070.282
Sueldos, salarios y otras retribuciones	32.619.536
Beneficios y complementos de sueldos y salarios	48.048.277
Aportes patronales	24.008.327
Prestaciones sociales y otras indemnizaciones	12.049.056
Asistencia socioeconómica	2.345.086
Compra de bienes y servicios	26.271.521
Bienes de consumo	6.849.600
Servicios no personales	19.421.921
Depreciación y amortización	10.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	806.116
Al sector privado	806.116
Transferencias corrientes al sector privado	786.116
Directas a personas	786.116
Jubilaciones y otros beneficios asociados	786.116
Donaciones corrientes al sector privado	20.000
Donaciones a personas	10.000
Donaciones a instituciones sin fines de lucro	10.000
GASTOS DE CAPITAL	**260.547.600**
INVERSIÓN REAL DIRECTA	237.547.600
Formación bruta de capital fijo	237.547.600
Maquinaria, equipos y otros bienes muebles	132.458.314
Construcciones de bienes de dominio público	79.910.714
Producción propia (gastos capitalizables)	25.178.572
Compra de bienes y servicios	25.178.572
Servicios no personales	25.178.572
TRANSFERENCIAS Y DONACIONES DE CAPITAL	23.000.000
Al sector público	23.000.000
Transferencias de capital al sector público	23.000.000
A los entes descentralizados sin fines empresariales	8.000.000
Al Poder Estadal	15.000.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**10.000**
DISMINUCIÓN DE PASIVOS	10.000
Disminución de cuentas y efectos por pagar	10.000
Disminución de cuentas y efectos por pagar a corto plazo	10.000
Disminución cuentas por pagar a contratistas a corto plazo	10.000
TOTAL GASTOS	**416.705.519**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
113345	Sistema de Riego Valle de Quibor	01-01-2011	31-12-2015	191.768.570	8.000.000	1.149.077.238	2.538.959.756	3.887.805.564
	TOTAL			191.768.570	8.000.000	1.149.077.238	2.538.959.756	3.887.805.564

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113345	Sistema de Riego Valle de Quibor	Hectárea			26.120		8.000.000			8.000.000
117688	Construcción, rehabilitación y consolidación de vialidades agricolas en todo el territorio nacional "Plan Vialidad Agricola 2013"	Kilómetro			180		100.000.000			100.000.000
118058	Construcción, equipamiento y dotación de bases agroproductiva socialista "BAS 2013"	Obra			4		150.000.000			150.000.000
TOTAL							258.000.000			258.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		119.070.282			119.070.282
02	Gestión administrativa	10.000.000	28.849.121			38.849.121
03	Previsión y protección social		786.116			786.116
TOTAL		10.000.000	148.705.519			158.705.519

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**66**	**114**	**293**	**473**	**12.970.203**	**3.100.000**	**16.070.203**
Alto Nivel y de Dirección		1		1	152.323		152.323
Directivo	21	22	2	45	853.852		853.852
Profesional y Técnico	16	13	160	189	5.345.687	1.100.000	6.445.687
Personal Administrativo	14	11	91	116	3.291.025	900.000	4.191.025
Obrero	15	67	40	122	3.327.316	1.100.000	4.427.316
Personal Contratado	**910**	**840**		**1.750**	**19.599.333**		**19.599.333**
Profesional y Técnico	527	465		992	11.169.414		11.169.414
Personal Docente	299	293		592	6.583.789		6.583.789
Obrero	84	82		166	1.846.130		1.846.130
TOTAL	**976**	**954**	**293**	**2.223**	**32.569.536**	**3.100.000**	**35.669.536**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados		**22**	**22**	**786.116**
Empleados		22	22	786.116
TOTAL		22	22	**786.116**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	119.070.282
4.02	Materiales, suministros y mercancías	6.849.600
4.03	Servicios no personales	44.600.493
4.04	Activos reales	212.369.028
4.07	Transferencias y donaciones	23.806.116
4.08	Otros gastos	10.000.000
4.11	Disminución de pasivos	10.000
	TOTAL	**416.705.519**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**148.705.519**
INGRESOS CORRIENTES ORDINARIOS	148.705.519
TRANSFERENCIAS CORRIENTES	148.705.519
Transferencias corrientes del sector público	148.705.519
Transferencias corrientes internas recibidas del sector público	148.705.519
De la República	148.705.519
Ministerio del Poder Popular para la Agricultura y Tierras	148.705.519
Recursos Ordinarios	148.705.519
1.2 GASTOS CORRIENTES	**156.147.919**
GASTOS DE CONSUMO	155.341.803
Remuneraciones	119.070.282
Sueldos, salarios y otras retribuciones	32.619.536
Beneficios y complementos de sueldos y salarios	48.048.277
Aportes patronales	24.008.327
Prestaciones sociales y otras indemnizaciones	12.049.056
Asistencia socioeconómica	2.345.086
Compra de bienes y servicios	26.271.521
Bienes de consumo	6.849.600
Servicios no personales	19.421.921
Depreciación y amortización	10.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	806.116
Al sector privado	806.116
Transferencias corrientes al sector privado	786.116
Directas a personas	786.116
Jubilaciones y otros beneficios asociados	786.116
Donaciones corrientes al sector privado	20.000
Donaciones a personas	10.000
Donaciones a instituciones sin fines de lucro	10.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(7.442.400)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	260.557.600
RECURSOS PROPIOS DE CAPITAL	2.557.600
Ahorro/ Desahorro en cuenta corriente	(7.442.400)
Incremento de la depreciación y amortización acumuladas	10.000.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	258.000.000
Transferencias y donaciones de capital del sector público	258.000.000
Transferencias de capital recibidas del sector público	258.000.000
De la República	258.000.000
Ministerio del Poder Popular para la Agricultura y Tierras	258.000.000
Recursos Ordinarios	258.000.000
2.2 GASTOS DE CAPITAL	260.547.600
INVERSIÓN REAL DIRECTA	237.547.600
Formación bruta de capital fijo	237.547.600
Maquinaria, equipos y otros bienes muebles	132.458.314
Construcciones de bienes de dominio público	79.910.714
Producción propia (gastos capitalizables)	25.178.572
Compra de bienes y servicios	25.178.572
Servicios no personales	25.178.572
TRANSFERENCIAS Y DONACIONES DE CAPITAL	23.000.000
Al sector público	23.000.000
Transferencias de capital al sector público	23.000.000
A los entes descentralizados sin fines empresariales	8.000.000
Al Poder Estadal	15.000.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	10.000
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	10.000
SUPERÁVIT FINANCIERO	10.000
3.2 APLICACIONES FINANCIERAS	10.000
DISMINUCIÓN DE PASIVOS	10.000
Disminución de cuentas y efectos por pagar	10.000
Disminución de cuentas y efectos por pagar a corto plazo	10.000
Disminución cuentas por pagar a contratistas a corto plazo	10.000

A0935

Instituto Nacional de Tierras (INTI)

INSTITUTO NACIONAL DE TIERRAS (INTI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Nacional de Tierras, en el año 2012 continuará con la administración, redistribución de las tierras y la regulación de la posesión de las mismas. En tal sentido, su ámbito de acción será planificar, fomentar y ejecutar los programas de administración y distribución de las tierras con vocación de uso agrario, así como también establecer los proyectos de mejoramiento de las tierras adjudicadas, que deben cumplirse a los fines de hacerlas productivas, con base en los planes de desarrollo del Ejecutivo Nacional.

El Presupuesto de Ingresos y Gastos del año 2013 asciende a la cantidad de Bs. 376.823.481, distribuido en Bs. 122.308.659 para proyectos y Bs. 254.514.822 para acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**254.431.536**
INGRESOS CORRIENTES ORDINARIOS	254.431.536
TRANSFERENCIAS CORRIENTES	254.431.536
Transferencias corrientes del sector público	254.431.536
Transferencias corrientes internas recibidas del sector público	254.431.536
De la República	254.431.536
INGRESOS DE CAPITAL	**122.391.945**
RECURSOS PROPIOS DE CAPITAL	83.286
Incremento de la depreciación y amortización acumuladas	83.286
TRANSFERENCIAS Y DONACIONES DE CAPITAL	122.308.659
Transferencias y donaciones de capital del sector público	122.308.659
Transferencias de capital recibidas del sector público	122.308.659
De la República	122.308.659
TOTAL RECURSOS	**376.823.481**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**237.156.751**
GASTOS DE CONSUMO	234.005.393
Remuneraciones	186.889.355
Sueldos, salarios y otras retribuciones	50.174.861
Beneficios y complementos de sueldos y salarios	43.738.527
Aportes patronales	9.564.118
Prestaciones sociales y otras indemnizaciones	20.838.483
Asistencia socioeconómica	48.070.344
Otros gastos de personal	14.503.022
Compra de bienes y servicios	40.376.453
Bienes de consumo	16.331.054
Servicios no personales	24.045.399
Impuestos indirectos	6.656.299
Depreciación y amortización	83.286
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.151.358
Al sector privado	3.151.358
Transferencias corrientes al sector privado	2.020.792
Directas a personas	2.020.792
Pensiones y otros beneficios asociados	862.281
Jubilaciones y otros beneficios asociados	1.158.511
Donaciones corrientes al sector privado	1.130.566
Donaciones a personas	1.062.070
Donaciones a instituciones sin fines de lucro	68.496
GASTOS DE CAPITAL	**134.517.892**
INVERSIÓN REAL DIRECTA	134.517.892
Formación bruta de capital fijo	132.664.500
Edificios e instalaciones	1.560.000
Maquinaria, equipos y otros bienes muebles	65.788.614
Construcciones de bienes de dominio privado	4.941.447
Construcciones de bienes de dominio público	379.459
Producción propia (gastos capitalizables)	59.994.980
Remuneraciones	16.831.921
Sueldos, salarios y otras retribuciones	4.800.324
Beneficios y complementos de sueldos y salarios	5.004.666

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Aportes patronales	691.913
Prestaciones sociales y otras indemnizaciones	1.397.047
Asistencia socioeconómica	4.937.971
Compra de bienes y servicios	34.042.131
Bienes de consumo	6.001.861
Servicios no personales	28.040.270
Impuestos indirectos	9.120.928
Tierras y terrenos	1.048.392
Bienes intangibles	805.000
APLICACIONES FINANCIERAS	**5.148.838**
DISMINUCIÓN DE PASIVOS	5.148.838
Disminución de cuentas y efectos por pagar	5.148.838
Disminución de cuentas y efectos por pagar a corto plazo	5.148.838
Disminución de aportes patronales y retenciones laborales por pagar	2.643.238
Disminución de otros aportes patronales por pagar	2.643.238
Disminución cuentas por pagar a proveedores a corto plazo	2.505.600
TOTAL GASTOS	**376.823.481**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116762	El INTI va a la escuela	Escuela			114		10.979.049			10.979.049
116780	Remodelación y acondicionamiento de las Oficinas Regionales y Jefaturas Territoriales de Tierras	Oficina			20		25.407.917			25.407.917
116793	Afectación de tierras y pago bienhechurías 2013	Indemnización			12		40.000.000			40.000.000
116856	Evaluación de la vocación de uso de las tierras	Hectárea			20.000		7.500.000			7.500.000
116868	Generación de información territorial de índole agraria, a través de la utilización de imágenes satelitales	Hectárea			15.326.400		3.092.083			3.092.083
116869	Construcción de edificación para el funcionamiento del archivo central del Instituto Nacional de Tierras	Galpón			1		6.000.000			6.000.000
116879	Impulso del desarrollo agrícola nacional, a través de la automatización tecnológica del proceso de rescate de tierras en el INTI Central y sus Oficinas Regionales	Sistema de Información			1		7.500.000			7.500.000
116944	Rescate de tierras y construcción del socialismo agrario 2013	Hectárea			397.000		21.829.610			21.829.610
TOTAL							122.308.659			122.308.659

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		193.643.681			193.643.681
02	Gestión administrativa	83.286	56.766.641			56.849.927
03	Previsión y protección social		2.020.792			2.020.792
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		2.000.422			2.000.422
	TOTAL	83.286	254.431.536			254.514.822

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**354**	**405**	**463**	**1.222**	**17.069.069**		**17.069.069**
Alto Nivel y de Dirección		1		1	60.914		60.914
Directivo	92	112	64	268	259.925		259.925
Profesional y Técnico	181	172	357	710	14.305.666		14.305.666
Personal Administrativo	48	35	42	125	1.453.117		1.453.117
Obrero	33	85		118	989.447		989.447
Personal Fijo a Tiempo Parcial			**11**	**11**	**100.840**		**100.840**
Obrero			11	11	100.840		100.840
Personal Contratado	**1.129**	**1.247**		**2.376**	**37.183.104**		**37.183.104**
Profesional y Técnico	909	836		1.745	30.680.052		30.680.052
Personal Administrativo	176	272		448	4.812.451		4.812.451
Personal Médico	2	4		6	280.853		280.853
Obrero	42	135		177	1.409.748		1.409.748
TOTAL	**1.483**	**1.652**	**474**	**3.609**	**54.353.013**		**54.353.013**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**2**	**5**	**7**	**862.281**
Empleados	2	5	7	862.281
Jubilados	**4**	**5**	**9**	**1.158.511**
Empleados	4	5	9	1.158.511
TOTAL	**6**	**10**	**16**	**2.020.792**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	203.721.276
4.02	Materiales, suministros y mercancías	22.332.915
4.03	Servicios no personales	67.862.896
4.04	Activos reales	74.522.912
4.07	Transferencias y donaciones	3.151.358
4.08	Otros gastos	83.286
4.11	Disminución de pasivos	5.148.838
	TOTAL	**376.823.481**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**254.431.536**
INGRESOS CORRIENTES ORDINARIOS	254.431.536
TRANSFERENCIAS CORRIENTES	254.431.536
Transferencias corrientes del sector público	254.431.536
Transferencias corrientes internas recibidas del sector público	254.431.536
De la República	254.431.536
Ministerio del Poder Popular para la Agricultura y Tierras	254.431.536
Recursos Ordinarios	254.431.536
1.2 GASTOS CORRIENTES	**237.156.751**
GASTOS DE CONSUMO	234.005.393
Remuneraciones	186.889.355
Sueldos, salarios y otras retribuciones	50.174.861
Beneficios y complementos de sueldos y salarios	43.738.527
Aportes patronales	9.564.118
Prestaciones sociales y otras indemnizaciones	20.838.483
Asistencia socioeconómica	48.070.344
Otros gastos de personal	14.503.022
Compra de bienes y servicios	40.376.453
Bienes de consumo	16.331.054
Servicios no personales	24.045.399
Impuestos indirectos	6.656.299
Depreciación y amortización	83.286
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.151.358
Al sector privado	3.151.358
Transferencias corrientes al sector privado	2.020.792
Directas a personas	2.020.792
Pensiones y otros beneficios asociados	862.281
Jubilaciones y otros beneficios asociados	1.158.511
Donaciones corrientes al sector privado	1.130.566
Donaciones a personas	1.062.070
Donaciones a instituciones sin fines de lucro	68.496
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**17.274.785**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**139.666.730**
RECURSOS PROPIOS DE CAPITAL	17.358.071
Ahorro/ Desahorro en cuenta corriente	17.274.785
Incremento de la depreciación y amortización acumuladas	83.286
TRANSFERENCIAS Y DONACIONES DE CAPITAL	122.308.659
Transferencias y donaciones de capital del sector público	122.308.659
Transferencias de capital recibidas del sector público	122.308.659
De la República	122.308.659
Ministerio del Poder Popular para la Agricultura y Tierras	122.308.659
Recursos Ordinarios	122.308.659
2.2 GASTOS DE CAPITAL	**134.517.892**
INVERSIÓN REAL DIRECTA	134.517.892
Formación bruta de capital fijo	132.664.500
Edificios e instalaciones	1.560.000
Maquinaria, equipos y otros bienes muebles	65.788.614
Construcciones de bienes de dominio privado	4.941.447
Construcciones de bienes de dominio público	379.459
Producción propia (gastos capitalizables)	59.994.980
Remuneraciones	16.831.921
Sueldos, salarios y otras retribuciones	4.800.324
Beneficios y complementos de sueldos y salarios	5.004.666
Aportes patronales	691.913
Prestaciones sociales y otras indemnizaciones	1.397.047
Asistencia socioeconómica	4.937.971
Compra de bienes y servicios	34.042.131
Bienes de consumo	6.001.861
Servicios no personales	28.040.270
Impuestos indirectos	9.120.928
Tierras y terrenos	1.048.392
Bienes intangibles	805.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**5.148.838**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**5.148.838**
SUPERÁVIT FINANCIERO	5.148.838
3.2 APLICACIONES FINANCIERAS	**5.148.838**
DISMINUCIÓN DE PASIVOS	5.148.838
Disminución de cuentas y efectos por pagar	5.148.838
Disminución de cuentas y efectos por pagar a corto plazo	5.148.838
Disminución de aportes patronales y retenciones laborales por pagar	2.643.238
Disminución de otros aportes patronales por pagar	2.643.238
Disminución cuentas por pagar a proveedores a corto plazo	2.505.600

A1302

Fondo para el Desarrollo Agrario Socialista (FONDAS)

FONDO PARA EL DESARROLLO AGRARIO SOCIALISTA (FONDAS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Fondo para el año 2013 continuará con la contribución, alcance y consolidación de la soberanía y la seguridad alimentaría, impulsando la participación de los productores y productoras bajo las formas organizativas como son los consejos comunales y consejos de campesinos, pescadores e indígenas; además, de las redes de productores libres y asociados, a los fines de atenderlos a través del otorgamiento de financiamiento agrícola, procesos de distribución y comercialización, capacitación y formación para el desarrollo agrario, conforme a los lineamientos establecidos en el Plan de Desarrollo Económico y Social de la Nación 2007–2013.

El Presupuesto de Ingresos y Gastos alcanza la cantidad de Bs. 140.461.606, de los cuales corresponden Bs. 40.028.293 para proyectos y Bs. 100.433.313 para las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**100.411.826**
INGRESOS CORRIENTES ORDINARIOS	100.411.826
TRANSFERENCIAS CORRIENTES	100.411.826
Transferencias corrientes del sector público	100.411.826
Transferencias corrientes internas recibidas del sector público	100.411.826
De la República	100.411.826
INGRESOS DE CAPITAL	**40.049.780**
RECURSOS PROPIOS DE CAPITAL	99.780
Incremento de la depreciación y amortización acumuladas	99.780
TRANSFERENCIAS Y DONACIONES DE CAPITAL	39.950.000
Transferencias y donaciones de capital del sector público	39.950.000
Transferencias de capital recibidas del sector público	39.950.000
De la República	39.950.000
TOTAL RECURSOS	**140.461.606**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**100.272.856**
GASTOS DE CONSUMO	100.272.856
Remuneraciones	82.117.000
Sueldos, salarios y otras retribuciones	22.420.872
Beneficios y complementos de sueldos y salarios	23.376.129
Aportes patronales	183.414
Prestaciones sociales y otras indemnizaciones	13.264.108
Asistencia socioeconómica	22.872.477
Compra de bienes y servicios	18.056.076
Bienes de consumo	4.466.975
Servicios no personales	13.589.101
Depreciación y amortización	99.780
GASTOS DE CAPITAL	**40.188.750**
INVERSIÓN REAL DIRECTA	40.188.750
Formación bruta de capital fijo	40.188.750
Maquinaria, equipos y otros bienes muebles	238.750
Construcciones de bienes de dominio privado	2.502.603
Producción propia (gastos capitalizables)	37.447.397
Remuneraciones	11.647.856
Sueldos, salarios y otras retribuciones	3.094.486
Beneficios y complementos de sueldos y salarios	3.614.772
Aportes patronales	228.584
Prestaciones sociales y otras indemnizaciones	1.531.258
Asistencia socioeconómica	3.178.756
Compra de bienes y servicios	25.799.541
Bienes de consumo	12.540.962
Servicios no personales	13.258.579
TOTAL GASTOS	**140.461.606**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117106	Fortalecimiento de la capacidad logística del sistema de distribución y comercialización de FONDAS	Tonelada			2.400		20.000.000			20.000.000
117286	Sistemas agro-productivos socialistas (SAS), cuarta fase	Unidad de Producción Socialista			4	78.293	19.950.000			20.028.293
TOTAL						**78.293**	**39.950.000**			**40.028.293**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		83.000.000			83.000.000
02	Gestión administrativa		15.411.826			15.411.826
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	21.487	2.000.000			2.021.487
TOTAL		**21.487**	**100.411.826**			**100.433.313**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**213**	**250**		**463**	**4.570.407**		**4.570.407**
Alto Nivel y de Dirección		1		1	85.800		85.800
Directivo	9	9		18	234.043		234.043
Profesional y Técnico	14	7		21	497.453		497.453
Personal Administrativo	76	61		137	933.845		933.845
Personal Docente	30	25		55	671.913		671.913
Obrero	84	147		231	2.147.353		2.147.353
Personal Fijo a Tiempo Parcial	**41**	**110**		**151**	**3.503.117**		**3.503.117**
Obrero	41	110		151	3.503.117		3.503.117
Personal Contratado	**848**	**1.359**		**2.207**	**17.441.834**		**17.441.834**
Profesional y Técnico	685	1.085		1.770	13.569.747		13.569.747
Personal Administrativo	126	244		370	2.999.995		2.999.995
Obrero	37	30		67	872.092		872.092
TOTAL	**1.102**	**1.719**		**2.821**	**25.515.358**		**25.515.358**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	93.764.856
4.02	Materiales, suministros y mercancías	17.007.937
4.03	Servicios no personales	26.847.680
4.04	Activos reales	2.741.353
4.08	Otros gastos	99.780
	TOTAL	**140.461.606**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**100.411.826**
INGRESOS CORRIENTES ORDINARIOS	100.411.826
TRANSFERENCIAS CORRIENTES	100.411.826
Transferencias corrientes del sector público	100.411.826
Transferencias corrientes internas recibidas del sector público	100.411.826
De la República	100.411.826
Ministerio del Poder Popular para la Agricultura y Tierras	100.411.826
Recursos Ordinarios	100.411.826
1.2 GASTOS CORRIENTES	**100.272.856**
GASTOS DE CONSUMO	100.272.856
Remuneraciones	82.117.000
Sueldos, salarios y otras retribuciones	22.420.872
Beneficios y complementos de sueldos y salarios	23.376.129
Aportes patronales	183.414
Prestaciones sociales y otras indemnizaciones	13.264.108
Asistencia socioeconómica	22.872.477
Compra de bienes y servicios	18.056.076
Bienes de consumo	4.466.975
Servicios no personales	13.589.101
Depreciación y amortización	99.780
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**138.970**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**40.188.750**
RECURSOS PROPIOS DE CAPITAL	238.750
Ahorro/ Desahorro en cuenta corriente	138.970
Incremento de la depreciación y amortización acumuladas	99.780

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
TRANSFERENCIAS Y DONACIONES DE CAPITAL	39.950.000
Transferencias y donaciones de capital del sector público	39.950.000
Transferencias de capital recibidas del sector público	39.950.000
De la República	39.950.000
Ministerio del Poder Popular para la Agricultura y Tierras	39.950.000
Recursos Ordinarios	39.950.000
2.2 GASTOS DE CAPITAL	**40.188.750**
INVERSIÓN REAL DIRECTA	40.188.750
Formación bruta de capital fijo	40.188.750
Maquinaria, equipos y otros bienes muebles	238.750
Construcciones de bienes de dominio privado	2.502.603
Producción propia (gastos capitalizables)	37.447.397
Remuneraciones	11.647.856
Sueldos, salarios y otras retribuciones	3.094.486
Beneficios y complementos de sueldos y salarios	3.614.772
Aportes patronales	228.584
Prestaciones sociales y otras indemnizaciones	1.531.258
Asistencia socioeconómica	3.178.756
Compra de bienes y servicios	25.799.541
Bienes de consumo	12.540.962
Servicios no personales	13.258.579
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A1330

Instituto Nacional de Salud Agrícola Integral (INSAI)

INSTITUTO NACIONAL DE SALUD AGRÍCOLA INTEGRAL (INSAI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Nacional de Salud Agrícola Integral para el ejercicio fiscal 2013, tiene como objetivo principal la consolidación, fortalecimiento y desarrollo de sus competencias, a través de sus pilares fundamentales como son las inspectorías, recintos cuarentenarios, centros de expedición de guías de movilización animal y vegetal, laboratorios de diagnóstico fitosanitarios y zoosanitarios, laboratorios de producción de bioinsumos; así como la municipalización de la acción institucional para garantizar la soberanía agroalimentaria en el marco de la salud agrícola integral del país.

El Presupuesto de Ingresos y Gastos del Insai para el ejercicio fiscal 2013 asciende a Bs. 184.086.136, destinados a proyectos Bs. 79.275.624 y a las acciones centralizadas Bs. 104.810.512.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**183.986.136**
INGRESOS CORRIENTES ORDINARIOS	183.986.136
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	34.900.000
Venta de otros bienes y servicios	34.900.000
TRANSFERENCIAS CORRIENTES	149.086.136
Transferencias corrientes del sector público	149.086.136
Transferencias corrientes internas recibidas del sector público	149.086.136
De la República	149.086.136
INGRESOS DE CAPITAL	**100.000**
RECURSOS PROPIOS DE CAPITAL	100.000
Incremento de la depreciación y amortización acumuladas	100.000
TOTAL RECURSOS	**184.086.136**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**97.107.884**
GASTOS DE CONSUMO	94.807.884
Remuneraciones	75.000.000
Sueldos, salarios y otras retribuciones	37.619.646
Beneficios y complementos de sueldos y salarios	24.356.624
Aportes patronales	632.522
Prestaciones sociales y otras indemnizaciones	4.340.159
Asistencia socioeconómica	8.048.049
Otros gastos de personal	3.000
Compra de bienes y servicios	17.330.518
Bienes de consumo	7.050.485
Servicios no personales	10.280.033
Impuestos indirectos	2.377.366
Depreciación y amortización	100.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.400.000
Al sector privado	1.400.000
Donaciones corrientes al sector privado	1.400.000
Donaciones a personas	1.300.000
Donaciones a instituciones sin fines de lucro	100.000
OTROS GASTOS CORRIENTES	900.000
Indemnizaciones y sanciones pecuniarias	900.000
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	800.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	100.000
GASTOS DE CAPITAL	**84.978.252**
INVERSIÓN REAL DIRECTA	84.978.252
Formación bruta de capital fijo	84.828.252
Edificios e instalaciones	2.139.419
Maquinaria, equipos y otros bienes muebles	7.383.453
Bienes preexistentes	1.260.353
Producción propia (gastos capitalizables)	74.045.027
Remuneraciones	35.000.000
Sueldos, salarios y otras retribuciones	13.723.051
Beneficios y complementos de sueldos y salarios	13.159.343

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
Aportes patronales	233.951
Prestaciones sociales y otras indemnizaciones	3.310.591
Asistencia socioeconómica	4.573.064
Compra de bienes y servicios	34.705.176
Bienes de consumo	22.371.185
Servicios no personales	12.333.991
Impuestos indirectos	4.339.851
Bienes intangibles	150.000
APLICACIONES FINANCIERAS	**2.000.000**
DISMINUCIÓN DE PASIVOS	2.000.000
Disminución de cuentas y efectos por pagar	2.000.000
Disminución de cuentas y efectos por pagar a corto plazo	2.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	900.000
Disminución de aportes patronales y retenciones laborales por pagar	200.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	100.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	50.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	50.000
Disminución cuentas por pagar a proveedores a corto plazo	900.000
TOTAL GASTOS	**184.086.136**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116835	Fortalecimiento del sistema protección y defensa fitosanitaria en la República Bolivariana de Venezuela	Control Realizado			24		10.000.000			10.000.000
117238	Fortalecimiento del sistema de protección y defensa zoosanitaria en la República Bolivariana de Venezuela	Control Realizado			24	15.000.000	54.275.624			69.275.624
TOTAL						15.000.000	64.275.624			79.275.624

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	15.000.000	60.000.000			75.000.000
02	Gestión administrativa	4.000.000	24.810.512			28.810.512
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	1.000.000				1.000.000
TOTAL		20.000.000	84.810.512			104.810.512

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**284**	**379**		**663**	**24.000.018**		**24.000.018**
Alto Nivel y de Dirección		1		1	62.478		62.478
Directivo	23	40		63	3.541.194		3.541.194
Profesional y Técnico	100	205		305	13.072.368		13.072.368
Obrero	161	133		294	7.323.978		7.323.978
Personal Contratado	**489**	**524**		**1.013**	**27.242.679**		**27.242.679**
Profesional y Técnico	442	477		919	24.926.935		24.926.935
Obrero	47	47		94	2.315.744		2.315.744
TOTAL	**773**	**903**		**1.676**	**51.242.697**		**51.242.697**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	110.000.000
4.02	Materiales, suministros y mercancías	29.421.670
4.03	Servicios no personales	29.331.241
4.04	Activos reales	10.933.225
4.07	Transferencias y donaciones	1.400.000
4.08	Otros gastos	1.000.000
4.11	Disminución de pasivos	2.000.000
	TOTAL	**184.086.136**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**183.986.136**
INGRESOS CORRIENTES ORDINARIOS	183.986.136
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	34.900.000
Venta de otros bienes y servicios	34.900.000
TRANSFERENCIAS CORRIENTES	149.086.136
Transferencias corrientes del sector público	149.086.136
Transferencias corrientes internas recibidas del sector público	149.086.136
De la República	149.086.136
Ministerio del Poder Popular para la Agricultura y Tierras	149.086.136
Recursos Ordinarios	149.086.136
1.2 GASTOS CORRIENTES	**97.107.884**
GASTOS DE CONSUMO	94.807.884
Remuneraciones	75.000.000
Sueldos, salarios y otras retribuciones	37.619.646
Beneficios y complementos de sueldos y salarios	24.356.624
Aportes patronales	632.522
Prestaciones sociales y otras indemnizaciones	4.340.159
Asistencia socioeconómica	8.048.049
Otros gastos de personal	3.000
Compra de bienes y servicios	17.330.518
Bienes de consumo	7.050.485
Servicios no personales	10.280.033
Impuestos indirectos	2.377.366
Depreciación y amortización	100.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.400.000
Al sector privado	1.400.000
Donaciones corrientes al sector privado	1.400.000
Donaciones a personas	1.300.000
Donaciones a instituciones sin fines de lucro	100.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
OTROS GASTOS CORRIENTES	900.000
Indemnizaciones y sanciones pecuniarias	900.000
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	800.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	100.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**86.878.252**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**86.978.252**
RECURSOS PROPIOS DE CAPITAL	86.978.252
Ahorro/ Desahorro en cuenta corriente	86.878.252
Incremento de la depreciación y amortización acumuladas	100.000
2.2 GASTOS DE CAPITAL	**84.978.252**
INVERSIÓN REAL DIRECTA	84.978.252
Formación bruta de capital fijo	84.828.252
Edificios e instalaciones	2.139.419
Maquinaria, equipos y otros bienes muebles	7.383.453
Bienes preexistentes	1.260.353
Producción propia (gastos capitalizables)	74.045.027
Remuneraciones	35.000.000
Sueldos, salarios y otras retribuciones	13.723.051
Beneficios y complementos de sueldos y salarios	13.159.343
Aportes patronales	233.951
Prestaciones sociales y otras indemnizaciones	3.310.591
Asistencia socioeconómica	4.573.064
Compra de bienes y servicios	34.705.176
Bienes de consumo	22.371.185
Servicios no personales	12.333.991
Impuestos indirectos	4.339.851
Bienes intangibles	150.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**2.000.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.000.000**
SUPERÁVIT FINANCIERO	2.000.000
3.2 APLICACIONES FINANCIERAS	**2.000.000**
DISMINUCIÓN DE PASIVOS	2.000.000
Disminución de cuentas y efectos por pagar	2.000.000
Disminución de cuentas y efectos por pagar a corto plazo	2.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	900.000
Disminución de aportes patronales y retenciones laborales por pagar	200.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	100.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	50.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	50.000
Disminución cuentas por pagar a proveedores a corto plazo	900.000

35
Ministerio del Poder Popular para la Educación Universitaria

Ministerio del Poder Popular para la Educación Universitaria

A0006 Colegio Universitario Francisco de Miranda
A0007 Colegio Universitario de Caracas
A0008 Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"
A0009 Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"
A0011 Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)
A0028 Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital
A0029 Instituto Universitario de Tecnología Alonso Gamero, Coro
A0030 Instituto Universitario de Tecnología Agroindustrial Región Los Andes
A0032 Instituto Universitario de Tecnología de los Llanos
A0033 Instituto Universitario de Tecnología de Maracaibo
A0035 Instituto Universitario de Tecnología de Yaracuy
A0036 Instituto Universitario de Tecnología de Puerto Cabello
A0038 Instituto Universitario de Tecnología de Valencia
A0039 Instituto Universitario de Tecnología del Estado Trujillo
A0040 Instituto Universitario de Tecnología "José Antonio Anzoátegui ", El Tigre
A0042 Instituto Universitario de Tecnología de Cabimas
A0048 Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"
A0053 Instituto Universitario de Tecnología Dr. Delfín Mendoza, Tucupita
A0080 Universidad del Zulia (LUZ)
A0081 Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)
A0082 Universidad de Oriente (UDO)
A0083 Universidad de Los Andes (ULA)
A0084 Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)
A0085 Universidad Nacional Experimental Rafael María Baralt (UNERMB)
A0086 Universidad Nacional Experimental Simón Bolívar (USB)
A0087 Universidad Nacional Abierta (UNA)
A0088 Universidad Nacional Experimental de Guayana (UNEG)
A0089 Universidad Centroccidental Lisandro Alvarado (UCLA)
A0090 Universidad Pedagógica Experimental Libertador (UPEL)
A0091 Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)
A0092 Universidad Nacional Experimental del Táchira (UNET)
A0093 Universidad Central de Venezuela (UCV)
A0094 Universidad de Carabobo (UC)
A0095 Universidad Nacional Experimental Simón Rodríguez (UNESR)
A0096 Universidad Nacional Experimental Francisco de Miranda (UNEFM)
A0186 Universidad Nacional Experimental del Yaracuy (UNEY)
A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)
A0208 Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)
A0246 Servicio Desconcentrado de Administración y Gestión del Fondo de Ahorro Familiar e Inversión Social "Hijos de Venezuela"
A0257 Universidad Politécnica Territorial del Estado Portuguesa "Juan de Jesús Montilla"
A0258 Universidad Politécnica Territorial del Estado Mérida "Kléber Ramirez"
A0259 Universidad Politécnica Territorial del Oeste de Sucre "Clodosbaldo Russián"
A0260 Universidad Politécnica Territorial de Paria "Luis Mariano Rivera"
A0272 Universidad Politécnica Territorial del Norte de Monagas "Ludovico Silva"
A0307 Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)
A0413 Fundación Poliedro de Caracas
A0415 Fundación Misión Sucre
A0427 Fundación Centro Internacional Miranda
A0466 Fundación Dr. Alejandro Próspero Reverend
A0912 Universidad Nacional Experimental Marítima del Caribe (UNEMC)
A0925 Instituto Universitario de Tecnología del Estado Bolívar
A0942 Universidad Bolivariana de Venezuela (UBV)
A0952 Universidad Deportiva del Sur
A1315 Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)
A1322 Universidad Nacional Experimental de las Artes (UNEARTE)
A1350 Universidad Bolivariana de Trabajadores "Jesús Rivero"

A1364 Universidad Politécnica Territorial del Alto Apure Pedro Camejo
A1365 Universidad Politécnica Territorial del Estado Barinas José Félix Ribas
A1366 Universidad Politécnica Territorial de Barlovento Argelia Laya
A1367 Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco
A1368 Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz
A1369 Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa

A0006

Colegio Universitario Francisco de Miranda

COLEGIO UNIVERSITARIO FRANCISCO DE MIRANDA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Colegio Universitario Francisco de Miranda, persigue ser una Institución universitaria de excelencia en la generación de conocimientos, producto de la gestión/actividad en estrecha correspondencia con la sociedad del conocimiento y la cultura de la ciencia, que exige el siglo XXI, cuya misión es formar profesionales universitarios competentes en el área profesional, con gran sensibilidad social e identidad nacional y latinoamericana que se incorporen al proceso de transformación del país, para aportar soluciones.

En este sentido, esta Institución educativa enfoca sus actividades académicas y administrativas, a la dotación del país de profesionales e investigadores de la más alta calidad, auspiciando su permanente actualización y mejoramiento así como, la de establecer una sólida infraestructura que en lo humanístico, científico y tecnológico, sea soporte para el progreso autónomo del país en todas las áreas de la administración e informática.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**109.735.879**
INGRESOS CORRIENTES ORDINARIOS	109.735.879
TRANSFERENCIAS CORRIENTES	109.735.879
Transferencias corrientes del sector público	109.735.879
Transferencias corrientes internas recibidas del sector público	109.735.879
De la República	109.735.879
FUENTES DE FINANCIAMIENTO	**9.883.691**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	9.883.691
Disminución de otros activos financieros	9.883.691
Disminución de disponibilidades	9.883.691
Disminución de bancos	9.883.691
TOTAL RECURSOS	**119.619.570**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**106.900.570**
GASTOS DE CONSUMO	81.038.542
Remuneraciones	59.271.128
Sueldos, salarios y otras retribuciones	22.230.786
Beneficios y complementos de sueldos y salarios	15.493.055
Aportes patronales	4.412.554
Prestaciones sociales y otras indemnizaciones	5.128.530
Asistencia socioeconómica	12.006.203
Compra de bienes y servicios	21.767.414
Bienes de consumo	7.143.630
Servicios no personales	14.623.784
TRANSFERENCIAS Y DONACIONES CORRIENTES	25.862.028
Al sector privado	25.039.009
Transferencias corrientes al sector privado	25.039.009
Directas a personas	25.039.009
Pensiones y otros beneficios asociados	173.816
Jubilaciones y otros beneficios asociados	19.844.524
Otras transferencias directas a personas	5.020.669
Al sector público	823.019
Transferencias corrientes al sector público	823.019
A los entes descentralizados sin fines empresariales para sus gastos	823.019
GASTOS DE CAPITAL	**3.990.000**
INVERSIÓN REAL DIRECTA	3.990.000
Formación bruta de capital fijo	3.990.000
Maquinaria, equipos y otros bienes muebles	3.990.000
APLICACIONES FINANCIERAS	**8.729.000**
DISMINUCIÓN DE PASIVOS	8.729.000
Disminución de cuentas y efectos por pagar	2.448.500
Disminución de cuentas y efectos por pagar a corto plazo	2.448.500
Disminución de sueldos, salarios y otras remuneraciones por pagar	550.000
Disminución de aportes patronales y retenciones laborales por pagar	798.500

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	36.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	120.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	12.500
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	60.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	90.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	360.000
Disminución de otros aportes patronales por pagar	120.000
Disminución cuentas por pagar a proveedores a corto plazo	1.100.000
Disminución de otros pasivos	6.280.500
Disminución de otros pasivos a corto plazo	6.280.500
TOTAL GASTOS	**119.619.570**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117226	Investigación innovación y gestión del conocimiento	Investigación			20		674.000			674.000
117229	Intercambio y gestión del conocimiento con la sociedad	Comunidad			9		3.026.231			3.026.231
117300	Sistema de recursos para la formación e intercambio académico	Usuario			4.400		219.758			219.758
117333	Sistema de apoyo al desarrollo estudiantil	Servicio			8		4.597.879			4.597.879
117345	Formación de postgrado o estudios avanzados	Matricula			580		251.755			251.755
117370	Programas nacionales de formación	Matricula			4.172		10.245.301			10.245.301
117389	Desarrollo y mantenimiento de la infraestructura física	Metro Cuadrado			7.218	1.405.191	22.161.151			23.566.342
117391	Territorializacion y municipalización de la educación universitaria	Plan			2		378.000			378.000
117460	Formación en carreras	Matricula			240		10.503.025			10.503.025
	TOTAL					1.405.191	52.057.100			53.462.291

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		23.924.775			23.924.775
02	Gestión administrativa	8.478.500	12.252.155			20.730.655
03	Previsión y protección social		21.501.849			21.501.849
	TOTAL	8.478.500	57.678.779			66.157.279

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**189**	**142**		**331**	**8.734.951**		**8.734.951**
Directivo	27	18		45	1.483.777		1.483.777
Profesional y Técnico	46	27		73	1.561.101		1.561.101
Personal Administrativo	38	8		46	1.030.225		1.030.225
Personal Docente	14	26		40	1.524.240		1.524.240
Obrero	64	63		127	3.135.608		3.135.608
Personal Contratado	**147**	**192**		**339**	**7.855.165**		**7.855.165**
Directivo		1		1	18.564		18.564
Profesional y Técnico	30	15		45	1.264.572		1.264.572
Personal Administrativo	42	11		53	1.075.997		1.075.997
Personal Docente	66	153		219	4.958.856		4.958.856
Personal Médico	2	1		3	94.344		94.344
Obrero	7	11		18	442.832		442.832
TOTAL	**336**	**334**		**670**	**16.590.116**		**16.590.116**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**3**		**3**	**173.816**
Empleados	3		3	173.816
Jubilados	**134**	**98**	**232**	**19.844.524**
Obreros	25	16	41	2.394.322
Empleados	40	16	56	4.294.393
Docentes	69	66	135	13.155.809
TOTAL	**137**	**98**	**235**	**20.018.340**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	59.271.128
4.02	Materiales, suministros y mercancías	7.143.630
4.03	Servicios no personales	14.623.784
4.04	Activos reales	3.990.000
4.07	Transferencias y donaciones	25.862.028
4.11	Disminución de pasivos	8.729.000
	TOTAL	**119.619.570**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**109.735.879**
INGRESOS CORRIENTES ORDINARIOS	109.735.879
TRANSFERENCIAS CORRIENTES	109.735.879
Transferencias corrientes del sector público	109.735.879
Transferencias corrientes internas recibidas del sector público	109.735.879
De la República	109.735.879
Recursos Ordinarios	90.320.599
Gestión Fiscal	19.415.280
1.2 GASTOS CORRIENTES	**106.900.570**
GASTOS DE CONSUMO	81.038.542
Remuneraciones	59.271.128
Sueldos, salarios y otras retribuciones	22.230.786
Beneficios y complementos de sueldos y salarios	15.493.055
Aportes patronales	4.412.554
Prestaciones sociales y otras indemnizaciones	5.128.530
Asistencia socioeconómica	12.006.203
Compra de bienes y servicios	21.767.414
Bienes de consumo	7.143.630
Servicios no personales	14.623.784
TRANSFERENCIAS Y DONACIONES CORRIENTES	25.862.028
Al sector privado	25.039.009
Transferencias corrientes al sector privado	25.039.009
Directas a personas	25.039.009
Pensiones y otros beneficios asociados	173.816
Jubilaciones y otros beneficios asociados	19.844.524
Otras transferencias directas a personas	5.020.669
Al sector público	823.019
Transferencias corrientes al sector público	823.019
A los entes descentralizados sin fines empresariales para sus gastos	823.019
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.835.309**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.835.309**
RECURSOS PROPIOS DE CAPITAL	2.835.309
Ahorro en cuenta corriente	2.835.309
2.2 GASTOS DE CAPITAL	**3.990.000**
INVERSIÓN REAL DIRECTA	3.990.000
Formación bruta de capital fijo	3.990.000
Maquinaria, equipos y otros bienes muebles	3.990.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.154.691)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**9.883.691**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	9.883.691
Disminución de otros activos financieros	9.883.691
Disminución de disponibilidades	9.883.691
Disminución de bancos	9.883.691
3.2 APLICACIONES FINANCIERAS	**9.883.691**
DISMINUCIÓN DE PASIVOS	8.729.000
Disminución de cuentas y efectos por pagar	2.448.500
Disminución de cuentas y efectos por pagar a corto plazo	2.448.500
Disminución de sueldos, salarios y otras remuneraciones por pagar	550.000
Disminución de aportes patronales y retenciones laborales por pagar	798.500
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	36.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	120.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	12.500
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	60.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	90.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	360.000
Disminución de otros aportes patronales por pagar	120.000
Disminución cuentas por pagar a proveedores a corto plazo	1.100.000
Disminución de otros pasivos	6.280.500
Disminución de otros pasivos a corto plazo	6.280.500
DÉFICIT FINANCIERO	1.154.691

A0007

Colegio Universitario de Caracas

COLEGIO UNIVERSITARIO DE CARACAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Colegio Universitario de Caracas, fue creado mediante Decreto N° 792 de fecha 23 de Noviembre de 1971, publicada en la Gaceta Oficia de la República de Venezuela N° 29.669 del 24 de Noviembre de 1971, iniciando sus actividades docentes el 9 de octubre de 1972, con carreras del sector servicios en las ramas de Administración y Educación. Desde sus inicios presentó a los aspirantes once opciones: seis carreras en el área de Administración, una en el área de Educación, dos en el área de Turismo, una en el área de Informática y una en el área de Trabajo Social.

La Misión del Colegio fundamentalmente, es formar integralmente un ser humano comprometido con la ética socialista y el desarrollo endógeno sustentable y sostenido, en las áreas humanísticas, científicas y tecnológicas, en vinculación permanente con la comunidad, para coadyuvar en la solución de problemas, el intercambio de conocimientos y la proyección de su aprendizaje en el tiempo y en el espacio, con miras a sentar las bases de una educación para toda la vida y la transformación social del País.

En la búsqueda del cumplimiento de su misión el Colegio, en concordancia con lo establecido en el Reglamento de los Institutos y Colegios Universitarios, asume como propios los siguientes objetivos:

- Promover, a través de los estudios de nivel superior, el desarrollo y la promoción del hombre, de la comunidad y de la región en donde se establezcan.

- Formar profesionales universitarios en las áreas requeridas para el desarrollo integral del país.

- Capacitar a los estudiantes a fin de que afronten con éxito, las exigencias específicas de los estudios profesionales de nivel superior.

- Desarrollar en el individuo una actitud crítica ante los problemas del hombre y de la sociedad contemporánea y también suministrarle, las estructuras conceptuales básicas, que le permitan reaccionar satisfactoriamente ante estos problemas.

- Dirigir programas que conduzcan a la formación de un profesional calificado, dentro de los parámetros de excelencia académica, de manera tal que pueda propiciar un incremento permanente en la productividad.

- Realizar programas de investigación, atendiendo a las necesidades, requerimientos regionales y nacionales del sistema productivo y económico del medio social.

- Establecer nuevas orientaciones, modernos sistemas de aprendizaje y estructuras en la Educación Universitario.

Teniendo como Visión: Ser una institución universitaria comprometida con la transformación social del País, promotora de los más altos valores del ser humano, con un alto sentido de justicia y equidad, una interacción permanente con el entorno y un referente a nivel nacional e internacional de un modelo de educación formadora, creativa, participativa, crítica, innovadora y forjadora de la nueva consciencia socialista nacional.

El Colegio, en consonancia con las políticas del país, sigue una serie de estrategias y políticas tendentes a alcanzar los logros establecidos en nuestros proyectos institucionales teniendo como base nuestra visión y misión institucional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**157.103.611**
INGRESOS CORRIENTES ORDINARIOS	157.103.611
TRANSFERENCIAS CORRIENTES	157.103.611
Transferencias corrientes del sector público	157.103.611
Transferencias corrientes internas recibidas del sector público	157.103.611
De la República	157.103.611
TOTAL RECURSOS	**157.103.611**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**156.521.611**
GASTOS DE CONSUMO	107.891.025
Remuneraciones	87.074.621
Sueldos, salarios y otras retribuciones	21.128.840
Beneficios y complementos de sueldos y salarios	27.333.071
Aportes patronales	5.132.873
Prestaciones sociales y otras indemnizaciones	7.474.409
Asistencia socioeconómica	8.120.928
Otros gastos de personal	17.884.500
Compra de bienes y servicios	20.816.404
Bienes de consumo	3.261.980
Servicios no personales	17.554.424
TRANSFERENCIAS Y DONACIONES CORRIENTES	48.630.586
Al sector privado	48.630.586
Transferencias corrientes al sector privado	48.630.586
Directas a personas	47.452.308
Pensiones y otros beneficios asociados	2.128.968
Jubilaciones y otros beneficios asociados	41.324.794
Otras transferencias directas a personas	3.998.546
A instituciones sin fines de lucro	1.178.278
GASTOS DE CAPITAL	**582.000**
INVERSIÓN REAL DIRECTA	582.000
Formación bruta de capital fijo	582.000
Maquinaria, equipos y otros bienes muebles	582.000
TOTAL GASTOS	**157.103.611**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117812	Programas Nacionales de Formación	Matricula			5.200		14.124.102			14.124.102
117928	Formación en Carreras	Matricula			2.000		12.876.165			12.876.165
118056	Sistema de Apoyo al Desarrollo Estudiantil	Servicio			8.000		14.920.278			14.920.278
118132	Intercambio y Gestión del conocimiento con la Sociedad	Comunidad de Conocimiento			60		78.000			78.000
118157	Desarrollo y Mantenimiento de la Infraestructura física	Metro Cuadrado			32.087		26.070.983			26.070.983
	TOTAL						68.069.528			68.069.528

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		40.523.408			40.523.408
02	Gestión administrativa		4.401.817			4.401.817
03	Previsión y protección social		44.108.858			44.108.858
	TOTAL		89.034.083			89.034.083

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**143**	**128**		**271**	**7.347.848**	**14.016**	**7.361.864**
Directivo		3		3	205.932		205.932
Profesional y Técnico	49	16		65	1.789.056	14.016	1.803.072
Personal Administrativo	8	1		9	221.184		221.184
Personal Docente	6	6		12	567.852		567.852
Obrero	80	102		182	4.563.824		4.563.824
Personal Fijo a Tiempo Parcial	**10**	**21**		**31**	**895.296**		**895.296**
Personal Docente	10	21		31	895.296		895.296
Personal Contratado	**254**	**272**		**526**	**12.871.680**		**12.871.680**
Profesional y Técnico	99	40		139	3.475.860		3.475.860
Personal Administrativo	25	15		40	983.040		983.040
Personal Docente	130	217		347	8.412.780		8.412.780
TOTAL	**407**	**421**		**828**	**21.114.824**	**14.016**	**21.128.840**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**33**	**13**	**46**	**2.128.968**
Obreros	3		3	127.434
Empleados	4	5	9	71.988
Docentes	26	8	34	1.929.546
Jubilados	**208**	**193**	**401**	**41.324.794**
Obreros	11	16	27	2.029.646
Empleados	58	19	77	9.460.416
Docentes	139	158	297	29.834.732
TOTAL	**241**	**206**	**447**	**43.453.762**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	87.074.621
4.02	Materiales, suministros y mercancías	3.261.980
4.03	Servicios no personales	17.554.424
4.04	Activos reales	582.000
4.07	Transferencias y donaciones	48.630.586
	TOTAL	**157.103.611**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**157.103.611**
INGRESOS CORRIENTES ORDINARIOS	157.103.611
TRANSFERENCIAS CORRIENTES	157.103.611
Transferencias corrientes del sector público	157.103.611
Transferencias corrientes internas recibidas del sector público	157.103.611
De la República	157.103.611
Recursos Ordinarios	129.160.449
Gestión Fiscal	27.943.162
1.2 GASTOS CORRIENTES	**156.521.611**
GASTOS DE CONSUMO	107.891.025
Remuneraciones	87.074.621
Sueldos, salarios y otras retribuciones	21.128.840
Beneficios y complementos de sueldos y salarios	27.333.071
Aportes patronales	5.132.873
Prestaciones sociales y otras indemnizaciones	7.474.409
Asistencia socioeconómica	8.120.928
Otros gastos de personal	17.884.500
Compra de bienes y servicios	20.816.404
Bienes de consumo	3.261.980
Servicios no personales	17.554.424
TRANSFERENCIAS Y DONACIONES CORRIENTES	48.630.586
Al sector privado	48.630.586
Transferencias corrientes al sector privado	48.630.586
Directas a personas	47.452.308
Pensiones y otros beneficios asociados	2.128.968
Jubilaciones y otros beneficios asociados	41.324.794
Otras transferencias directas a personas	3.998.546
A instituciones sin fines de lucro	1.178.278
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**582.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**582.000**
RECURSOS PROPIOS DE CAPITAL	582.000
Ahorro en cuenta corriente	582.000
2.2 GASTOS DE CAPITAL	**582.000**
INVERSIÓN REAL DIRECTA	582.000
Formación bruta de capital fijo	582.000
Maquinaria, equipos y otros bienes muebles	582.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0008

Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"

COLEGIO UNIVERSITARIO "PROFESOR JOSÉ LORENZO PÉREZ RODRÍGUEZ"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez" continuará dirigiendo su política de gasto, hacia la satisfacción de los aspectos sociales que le son pertinentes, de acuerdo a su filosofía de gestión institucional, orientado hacia la eficiencia, la equidad y la productividad, mediante el desarrollo de las funciones de docencia, investigación y extensión.

Su Misión es la formación profesional, ética y humanística de Técnicos Superiores Universitarios en las menciones de: Educación Especial, Administración y Turismo, capaces de afrontar con éxito los requerimientos del entorno.

La Visión del Colegio es, ser una institución de educación superior caracterizada por la investigación e innovación, generadora de conocimientos y cambios en las áreas humanísticas, científicas y técnicas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**53.301.316**
INGRESOS CORRIENTES ORDINARIOS	53.301.316
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	153.000
Venta de otros bienes y servicios	153.000
INGRESOS DE LA PROPIEDAD	10.000
Intereses	10.000
Intereses internos	10.000
Intereses por depósitos	10.000
TRANSFERENCIAS CORRIENTES	53.138.316
Transferencias corrientes del sector público	53.138.316
Transferencias corrientes internas recibidas del sector público	53.138.316
De la República	53.138.316
FUENTES DE FINANCIAMIENTO	**5.708.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.708.000
Disminución de otros activos financieros	5.708.000
Disminución de disponibilidades	5.708.000
Disminución de bancos	5.708.000
TOTAL RECURSOS	**59.009.316**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**56.395.316**
GASTOS DE CONSUMO	48.603.812
Remuneraciones	41.803.874
Sueldos, salarios y otras retribuciones	12.576.816
Beneficios y complementos de sueldos y salarios	20.260.568
Aportes patronales	3.082.647
Prestaciones sociales y otras indemnizaciones	3.397.136
Asistencia socioeconómica	2.486.707
Compra de bienes y servicios	6.799.938
Bienes de consumo	1.459.021
Servicios no personales	5.340.917
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.791.504
Al sector privado	7.392.504
Transferencias corrientes al sector privado	6.492.504
Directas a personas	6.492.504
Pensiones y otros beneficios asociados	418.183
Jubilaciones y otros beneficios asociados	4.634.321
Otras transferencias directas a personas	1.440.000
Donaciones corrientes al sector privado	900.000
Donaciones a personas	900.000
Al sector público	399.000
Transferencias corrientes al sector público	399.000
A los entes descentralizados sin fines empresariales para sus gastos	399.000
GASTOS DE CAPITAL	**1.816.000**
INVERSIÓN REAL DIRECTA	1.816.000
Formación bruta de capital fijo	1.816.000
Maquinaria, equipos y otros bienes muebles	1.816.000
APLICACIONES FINANCIERAS	**798.000**
DISMINUCIÓN DE PASIVOS	798.000
Disminución de cuentas y efectos por pagar	798.000
Disminución de cuentas y efectos por pagar a corto plazo	798.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	250.000
Disminución de aportes patronales y retenciones laborales por pagar	98.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	20.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	15.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	1.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	2.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	10.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	50.000
Disminución cuentas por pagar a proveedores a corto plazo	100.000
Disminución cuentas por pagar a contratistas a corto plazo	350.000
TOTAL GASTOS	**59.009.316**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117820	Programas nacionales de formación	Matricula			2.387		13.313.031			13.313.031
118166	Formación en carreras	Matricula			607		3.637.606			3.637.606
118168	Formación de postgrado o estudios avanzados	Matricula			344		152.000			152.000
118171	Sistema de apoyo al desarrollo estudiantil	Servicio Prestado			3	1.530.062	5.139.938			6.670.000
118172	Desarrollo y mantenimiento de infraestructura fisica	Metro Cuadrado			3.604	1.386.521	12.716.383			14.102.904
118173	Intercambio y gestión del conocimiento con la sociedad	Comunidad			15	265.000				265.000
	TOTAL					3.181.583	34.958.958			38.140.541

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	7.000	12.433.854			12.440.854
02	Gestión administrativa	2.682.417	693.000			3.375.417
03	Previsión y protección social		5.052.504			5.052.504
	TOTAL	2.689.417	18.179.358			20.868.775

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**122**	**88**	**38**	**248**	**9.204.431**	**54.585**	**9.259.016**
Directivo	2	1		3	260.352		260.352
Profesional y Técnico	20	8	12	40	1.071.036		1.071.036
Personal Administrativo	19	4	4	27	663.876	54.585	718.461
Personal Docente	49	42	4	95	4.988.520		4.988.520
Obrero	32	33	18	83	2.220.647		2.220.647
Personal Fijo a Tiempo Parcial	**9**	**9**		**18**	**290.016**	**9.440**	**299.456**
Personal Docente	6	8		14	237.576		237.576
Personal Médico	3	1		4	52.440	9.440	61.880
Personal Contratado	**52**	**58**		**110**	**2.550.369**		**2.550.369**
Profesional y Técnico	3			3	78.660		78.660
Personal Administrativo	14	9		23	565.524		565.524
Personal Docente	35	40		75	1.666.452		1.666.452
Obrero		9		9	239.733		239.733
TOTAL	**183**	**155**	**38**	**376**	**12.044.816**	**64.025**	**12.108.841**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**4**	**4**	**8**	**418.183**
Empleados	1	1	2	93.869
Docentes	3	3	6	324.314
Jubilados	**29**	**13**	**42**	**4.634.321**
Obreros	2	3	5	438.051
Empleados		2	2	185.180
Docentes	27	8	35	4.011.090
TOTAL	**33**	**17**	**50**	**5.052.504**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	41.803.874
4.02	Materiales, suministros y mercancías	1.459.021
4.03	Servicios no personales	5.340.917
4.04	Activos reales	1.816.000
4.07	Transferencias y donaciones	7.791.504
4.11	Disminución de pasivos	798.000
	TOTAL	**59.009.316**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**53.301.316**
INGRESOS CORRIENTES ORDINARIOS	53.301.316
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	153.000
Venta de otros bienes y servicios	153.000
INGRESOS DE LA PROPIEDAD	10.000
Intereses	10.000
Intereses internos	10.000
Intereses por depósitos	10.000
TRANSFERENCIAS CORRIENTES	53.138.316
Transferencias corrientes del sector público	53.138.316
Transferencias corrientes internas recibidas del sector público	53.138.316
De la República	53.138.316
Recursos Ordinarios	43.944.232
Gestión Fiscal	9.194.084
1.2 GASTOS CORRIENTES	**56.395.316**
GASTOS DE CONSUMO	48.603.812
Remuneraciones	41.803.874
Sueldos, salarios y otras retribuciones	12.576.816
Beneficios y complementos de sueldos y salarios	20.260.568
Aportes patronales	3.082.647
Prestaciones sociales y otras indemnizaciones	3.397.136
Asistencia socioeconómica	2.486.707
Compra de bienes y servicios	6.799.938
Bienes de consumo	1.459.021
Servicios no personales	5.340.917
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.791.504
Al sector privado	7.392.504
Transferencias corrientes al sector privado	6.492.504
Directas a personas	6.492.504
Pensiones y otros beneficios asociados	418.183

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Jubilaciones y otros beneficios asociados	4.634.321
Otras transferencias directas a personas	1.440.000
Donaciones corrientes al sector privado	900.000
Donaciones a personas	900.000
Al sector público	399.000
Transferencias corrientes al sector público	399.000
A los entes descentralizados sin fines empresariales para sus gastos	399.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(3.094.000)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(3.094.000)**
RECURSOS PROPIOS DE CAPITAL	(3.094.000)
Desahorro en cuenta corriente	(3.094.000)
2.2 GASTOS DE CAPITAL	**1.816.000**
INVERSIÓN REAL DIRECTA	1.816.000
Formación bruta de capital fijo	1.816.000
Maquinaria, equipos y otros bienes muebles	1.816.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(4.910.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**5.708.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.708.000
Disminución de otros activos financieros	5.708.000
Disminución de disponibilidades	5.708.000
Disminución de bancos	5.708.000
3.2 APLICACIONES FINANCIERAS	**5.708.000**
DISMINUCIÓN DE PASIVOS	798.000
Disminución de cuentas y efectos por pagar	798.000
Disminución de cuentas y efectos por pagar a corto plazo	798.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de sueldos, salarios y otras remuneraciones por pagar	250.000
Disminución de aportes patronales y retenciones laborales por pagar	98.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	20.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	15.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	1.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	2.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	10.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	50.000
Disminución cuentas por pagar a proveedores a corto plazo	100.000
Disminución cuentas por pagar a contratistas a corto plazo	350.000
DÉFICIT FINANCIERO	4.910.000

A0009

Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"

COLEGIO UNIVERSITARIO DE LOS TEQUES CECILIO ACOSTA "CULTCA"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Colegio Universitario de Los Teques "Cecilio Acosta", desarrolla el proceso de transición hacia la Universidad Politécnica Territorial de Los Altos Mirandinos "Cecilio Acosta", una vez cumplidos los requisitos exigidos por el Ministerio del Poder Popular para la Educación Universitaria en el marco de la Misión Alma Mater.

Actualmente, atiende las demandas de formación de profesionales a nivel de Técnicos Superiores del Estado Miranda, con la oferta de carreras en el área de Salud: Enfermería, Fisioterapia, Terapia Ocupacional y Entrenamiento Deportivo. Educación: Educación Preescolar y con la Coordinación académica del Programa Nacional de Enfermería distribuido en 210 Municipios, los 24 Estados que conforman nuestra Nación.

En el proceso de transformación se han incorporado a nuestro Plan de Estudios dos nuevos Programas Nacionales de Formación (PNF) en: Informática, Administración, Salud y Seguridad, se tiene previsto para el 2013 el inicio de cuatro Programas más: (PNF) en Enfermería, (PNF) en Fisioterapia, (PNF) en Terapia Ocupacional, se están solicitando los (PNF) en Turismo y Agroalimentaria.

En el proceso de Municipalización se prevé incorporar los nuevos (PNF) en las redes de los Complejos Universitarios Socialistas Alma Mater (CUSAM) en los Altos Mirandinos.

En nuestras instalaciones se atienden varios programas de Misión Sucre, tales como: Programa Nacional en Enfermería, Medicina Integral Comunitaria, Informática, Administración, Actividad Física y Salud, entre otras carreras, las cuales se irán incorporando paulatinamente a las Universidades Territoriales, pero se prevé que durante el 2013 éstos continúen recibiendo el apoyo del CULTCA.

La oferta de Postgrado está conformada por un Programa de Formación, a nivel de Especialización en Gestión del Talento Humano en las Organizaciones, ofertada a T.S.U. y Licenciados en Administración; 3 maestrías que se están desarrollando actualmente en Ingeniería en Informática, Dirección Científica y Sociología y Desarrollo Humano, teniendo previsto el inicio de las maestrías en Física, Matemática, Química y Biología. Se tiene previsto la incorporación de una maestría en Agroalimentaria, Turismo y Salud.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**132.138.103**
INGRESOS CORRIENTES ORDINARIOS	132.138.103
TRANSFERENCIAS CORRIENTES	131.162.068
Transferencias corrientes del sector público	131.162.068
Transferencias corrientes internas recibidas del sector público	131.162.068
De la República	131.162.068
OTROS INGRESOS	976.035
Otros ingresos ordinarios	976.035
TOTAL RECURSOS	**132.138.103**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**130.998.340**
GASTOS DE CONSUMO	90.531.766
Remuneraciones	76.329.016
Sueldos, salarios y otras retribuciones	27.339.265
Beneficios y complementos de sueldos y salarios	26.638.805
Aportes patronales	6.383.797
Prestaciones sociales y otras indemnizaciones	4.419.924
Asistencia socioeconómica	7.222.225
Otros gastos de personal	4.325.000
Compra de bienes y servicios	14.202.750
Bienes de consumo	4.331.616
Servicios no personales	9.871.134
TRANSFERENCIAS Y DONACIONES CORRIENTES	40.466.574
Al sector privado	39.482.858
Transferencias corrientes al sector privado	39.412.858
Directas a personas	39.152.490
Pensiones y otros beneficios asociados	3.316.940
Jubilaciones y otros beneficios asociados	33.975.550
Otras transferencias directas a personas	1.860.000
A instituciones sin fines de lucro	242.528
A empresas privadas	17.840
Donaciones corrientes al sector privado	70.000
Donaciones a personas	70.000
Al sector público	983.716
Transferencias corrientes al sector público	983.716
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	983.716
GASTOS DE CAPITAL	**1.139.763**
INVERSIÓN REAL DIRECTA	1.139.763
Formación bruta de capital fijo	1.139.763
Maquinaria, equipos y otros bienes muebles	1.139.763
TOTAL GASTOS	**132.138.103**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117744	Programas Nacionales de Formación	Matricula			4.659		6.697.222			6.697.222
117891	Formación en Carreras	Matricula			2.293		10.794.259			10.794.259
117929	Formación de postgrado o estudios avanzados	Matricula			185		151.830			151.830
117974	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio Prestado			506.790		13.063.984			13.063.984
117984	Territorialización y Municipalización de la Educación Universitaria	Plan			15		597.776			597.776
117985	Investigación, innovación y gestión del conocimiento	Investigación			8		138.143			138.143
117999	Sistema de recursos para la formación e intercambio académico	Usuario	3.099	2.066	5.165		2.887.553			2.887.553
118053	Intercambio y Gestión del Conocimiento con la Sociedad	Evento			63		769.957			769.957
118906	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			48.397		8.134.798			8.134.798
TOTAL							**43.235.522**			**43.235.522**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		47.952.804			47.952.804
02	Gestión administrativa		2.418.724		976.035	3.394.759
03	Previsión y protección social		37.555.018			37.555.018
TOTAL			**87.926.546**		**976.035**	**88.902.581**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**150**	**127**	**151**	**428**	**11.663.457**	**21.024**	**11.684.481**
Directivo		3		3	199.944		199.944
Profesional y Técnico	36	5	50	91	2.408.994	21.024	2.430.018
Personal Administrativo	33	3	40	76	1.867.320		1.867.320
Personal Docente	13	8		21	1.174.176		1.174.176
Obrero	68	108	61	237	6.013.023		6.013.023
Personal Fijo a Tiempo Parcial	**5**	**7**		**12**	**301.677**		**301.677**
Personal Administrativo	1			1	12.285		12.285
Personal Docente	4	7		11	289.392		289.392
Personal Contratado	**287**	**249**		**536**	**14.491.273**		**14.491.273**
Profesional y Técnico	29	42		71	1.684.965		1.684.965
Personal Administrativo	48	9		57	1.400.490		1.400.490
Personal Docente	208	162		370	10.453.968		10.453.968
Obrero	2	36		38	951.850		951.850
TOTAL	**442**	**383**		**976**	**26.456.407**	**21.024**	**26.477.431**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**29**	**6**	**35**	**3.316.940**
Obreros	3	2	5	472.537
Empleados	5	1	6	679.906
Docentes	21	3	24	2.164.497
Jubilados	**180**	**157**	**337**	**33.975.550**
Obreros	40	24	64	4.343.222
Empleados	58	20	78	6.983.631
Docentes	82	113	195	22.648.697
TOTAL	**209**	**163**	**372**	**37.292.490**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	76.329.016
4.02	Materiales, suministros y mercancías	4.331.616
4.03	Servicios no personales	9.871.134
4.04	Activos reales	1.139.763
4.07	Transferencias y donaciones	40.466.574
	TOTAL	**132.138.103**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**132.138.103**
INGRESOS CORRIENTES ORDINARIOS	132.138.103
TRANSFERENCIAS CORRIENTES	131.162.068
Transferencias corrientes del sector público	131.162.068
Transferencias corrientes internas recibidas del sector público	131.162.068
De la República	131.162.068
Recursos Ordinarios	107.117.489
Gestión Fiscal	24.044.579
OTROS INGRESOS	976.035
Otros ingresos ordinarios	976.035
1.2 GASTOS CORRIENTES	**130.998.340**
GASTOS DE CONSUMO	90.531.766
Remuneraciones	76.329.016
Sueldos, salarios y otras retribuciones	27.339.265
Beneficios y complementos de sueldos y salarios	26.638.805
Aportes patronales	6.383.797
Prestaciones sociales y otras indemnizaciones	4.419.924
Asistencia socioeconómica	7.222.225
Otros gastos de personal	4.325.000
Compra de bienes y servicios	14.202.750
Bienes de consumo	4.331.616
Servicios no personales	9.871.134
TRANSFERENCIAS Y DONACIONES CORRIENTES	40.466.574
Al sector privado	39.482.858
Transferencias corrientes al sector privado	39.412.858
Directas a personas	39.152.490
Pensiones y otros beneficios asociados	3.316.940
Jubilaciones y otros beneficios asociados	33.975.550
Otras transferencias directas a personas	1.860.000
A instituciones sin fines de lucro	242.528
A empresas privadas	17.840

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Donaciones corrientes al sector privado	70.000
Donaciones a personas	70.000
Al sector público	983.716
Transferencias corrientes al sector público	983.716
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	983.716
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.139.763**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.139.763**
RECURSOS PROPIOS DE CAPITAL	1.139.763
Ahorro en cuenta corriente	1.139.763
2.2 GASTOS DE CAPITAL	**1.139.763**
INVERSIÓN REAL DIRECTA	1.139.763
Formación bruta de capital fijo	1.139.763
Maquinaria, equipos y otros bienes muebles	1.139.763
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0011

Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)

SERVICIO AUTÓNOMO OFICINAS TÉCNICAS DEL CONSEJO NACIONAL DE UNIVERSIDADES (CNU)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Servicio Autónomo Consejo Nacional de Universidad (SACNU) en procura de dar respuesta al Ministerio del Poder Popular para la Educación Universitaria y atendiendo los lineamientos establecidos en el Plan de Desarrollo Económico y Social de la Nación 2007-2013 y a la directriz estratégica para la Construcción de una Estructura Social Incluyente y Participativa, que permita la universalización de la Educación Universitaria, ejecutará en el ejercicio fiscal 2013 los siguientes proyectos:

- Adecuación del Consejo Nacional de Universidades a los paradigmas del Estado docente en el subsistema de educación universitaria.

- Programa de Fomento de la Educación Universitaria mediada por las Tecnología de la Información y Comunicación Libres.

- Fondo para la Transformación de las Instituciones de Educación Superior.

- Fortalecimiento de los mecanismos de inclusión que favorezcan el Ingreso y la Prosecución a la educación.

- Creación, ampliación y fortalecimiento de la infraestructura de la Planta Física y la Dotación de las Instituciones de Educación Universitaria.

- Socialización y divulgación de la investigación e información del sector de educación universitaria, así como la construcción y promoción de los saberes compartidos.

- Soporte tecnológico a los procesos de docencia, investigación y ampliación en el sistema de educación universitaria.

Los citados proyectos conformarán el Plan Institucional para operativizar las políticas emanadas del Ministerio del Poder Popular para la Educación Universitaria, para la consecución de los siguientes logros enmarcados en el proceso de Transformación Universitaria:

- Apoyar el desarrollo y ejecución de propuestas innovadoras, a fin de garantizar la inclusión y la universalización de la Educación Universitaria.

- Orientar la selección efectiva de carreras o Programas Nacionales de Formación (PNF).

- Cuantificar y registrar la población aspirante y asignación a la Educación Universitaria, con apoyo a los estratos más desasistidos de la población asignada.

- Formular y hacer seguimiento de los lineamientos para el fortalecimiento y mejoramiento de la planta física de las instituciones existentes, la creación de nueva infraestructura y las dotaciones requeridas.

- Evaluar la factibilidad y viabilidad de los requerimientos de recursos de las Instituciones de Educación Universitaria para impulsar la transformación del sector.

- Promover el acceso, uso y apropiación de la tecnología e información en los procesos educativos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**3.255.244.134**
INGRESOS CORRIENTES ORDINARIOS	3.255.244.134
TRANSFERENCIAS CORRIENTES	3.255.244.134
Transferencias corrientes del sector público	3.255.244.134
Transferencias corrientes internas recibidas del sector público	3.255.244.134
De la República	3.255.244.134
FUENTES DE FINANCIAMIENTO	**1.510.512.050**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.510.512.050
Disminución de otros activos financieros	1.510.512.050
Disminución de disponibilidades	1.510.512.050
Disminución de bancos	1.510.512.050
TOTAL RECURSOS	**4.765.756.184**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**4.657.191.347**
GASTOS DE CONSUMO	413.235.834
Remuneraciones	315.896.296
Sueldos, salarios y otras retribuciones	26.845.116
Beneficios y complementos de sueldos y salarios	215.507.067
Aportes patronales	7.593.597
Prestaciones sociales y otras indemnizaciones	32.569.698
Asistencia socioeconómica	33.380.818
Compra de bienes y servicios	80.730.160
Bienes de consumo	25.721.626
Servicios no personales	55.008.534
Impuestos indirectos	16.609.378
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.243.955.513
Al sector privado	13.607.562
Transferencias corrientes al sector privado	8.607.562
Directas a personas	8.607.562
Pensiones y otros beneficios asociados	1.383.430
Jubilaciones y otros beneficios asociados	7.224.132
Donaciones corrientes al sector privado	5.000.000
Donaciones a personas	5.000.000
Al sector público	4.230.347.951
Transferencias corrientes al sector público	4.230.347.951
A los entes descentralizados sin fines empresariales para sus gastos	4.230.347.951
GASTOS DE CAPITAL	**27.052.787**
INVERSIÓN REAL DIRECTA	27.052.787
Formación bruta de capital fijo	26.877.787
Maquinaria, equipos y otros bienes muebles	26.877.787
Bienes intangibles	175.000
APLICACIONES FINANCIERAS	**81.512.050**
DISMINUCIÓN DE PASIVOS	81.512.050
Disminución de cuentas y efectos por pagar	405.928
Disminución de cuentas y efectos por pagar a corto plazo	405.928

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de sueldos, salarios y otras remuneraciones por pagar	29.265
Disminución de aportes patronales y retenciones laborales por pagar	725
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	725
Disminución cuentas por pagar a proveedores a corto plazo	375.938
Disminución de otros pasivos	81.106.122
Disminución de otros pasivos a mediano y largo plazo	81.106.122
TOTAL GASTOS	**4.765.756.184**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117196	Adecuación del consejo nacional de universidades a los paradigmas del estado docente en el subsistema de educación universitaria	Reunión Realizada			14		29.830.549			29.830.549
117212	Gestión de la planta fisica de las universidades	Plan			1	140.000.000	157.021.838			297.021.838
117215	Modernización y adecuación de los sistemas de tecnologías de información y comunicación de las ieu	Dotación			58	16.000.000	83.665.644			99.665.644
117216	Inclusión en el ingreso y prosecución a la educación universitaria, con equidad y pertinencia social.	Aspirante	731.531	679.657	1.411.188		55.696.841			55.696.841
117218	Promoción de los convenios internacionales de cooperación en el marco del alba que permita el acceso a la educación universitaria con calidad y pertinencia	Convenio			2	12.000.000	35.849.278			47.849.278
117326	Socialización y divulgación de la investigación e información del sector de educación universitaria.	Atención Realizada			1.263		17.674.095			17.674.095
117335	Fondo para la transformación de las instituciones de educación superior.	Informe			16	1.254.974.000	2.610.390.801			3.865.364.801
118478	Programa de fomento de la educación universitaria mediada por las tic	Institución Fortalecida			10	1.026.000	14.924.050			15.950.050
	TOTAL					1.424.000.000	3.005.053.096			4.429.053.096

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		190.086.161			190.086.161
02	Gestión administrativa	81.512.050	51.497.315			133.009.365
03	Previsión y protección social		8.607.562			8.607.562
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	5.000.000				5.000.000
	TOTAL	**86.512.050**	**250.191.038**			**336.703.088**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**295**	**236**	**66**	**597**	**16.149.628**	**573.012**	**16.722.640**
Alto Nivel y de Dirección	6	4	1	11	721.020		721.020
Profesional y Técnico	196	94	49	339	9.492.848	518.016	10.010.864
Personal Administrativo	67	29	16	112	2.730.664	54.996	2.785.660
Obrero	26	109		135	3.205.096		3.205.096
Personal Contratado	**118**	**143**		**261**	**8.965.149**		**8.965.149**
Profesional y Técnico	71	68		139	6.023.141		6.023.141
Personal Administrativo	37	48		85	2.031.100		2.031.100
Obrero	10	27		37	910.908		910.908
TOTAL	**413**	**379**	**66**	**858**	**25.114.777**	**573.012**	**25.687.789**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**10**	**3**	**13**	**1.383.430**
Alto Nivel y de Dirección		2	2	218.464
Obreros	2	1	3	320.105
Empleados	8		8	844.861
Jubilados	**41**	**17**	**58**	**7.224.132**
Alto Nivel y de Dirección	13	9	22	2.789.282
Obreros	1	4	5	468.909
Empleados	27	4	31	3.965.941
TOTAL	**51**	**20**	**71**	**8.607.562**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	315.896.296
4.02	Materiales, suministros y mercancías	25.721.626
4.03	Servicios no personales	71.617.912
4.04	Activos reales	27.052.787
4.07	Transferencias y donaciones	4.243.955.513
4.11	Disminución de pasivos	81.512.050
	TOTAL	**4.765.756.184**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.255.244.134**
INGRESOS CORRIENTES ORDINARIOS	3.255.244.134
TRANSFERENCIAS CORRIENTES	3.255.244.134
Transferencias corrientes del sector público	3.255.244.134
Transferencias corrientes internas recibidas del sector público	3.255.244.134
De la República	3.255.244.134
Recursos Ordinarios	3.111.279.280
Gestión Fiscal	143.964.854
1.2 GASTOS CORRIENTES	**4.657.191.347**
GASTOS DE CONSUMO	413.235.834
Remuneraciones	315.896.296
Sueldos, salarios y otras retribuciones	26.845.116
Beneficios y complementos de sueldos y salarios	215.507.067
Aportes patronales	7.593.597
Prestaciones sociales y otras indemnizaciones	32.569.698
Asistencia socioeconómica	33.380.818
Compra de bienes y servicios	80.730.160
Bienes de consumo	25.721.626
Servicios no personales	55.008.534
Impuestos indirectos	16.609.378
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.243.955.513
Al sector privado	13.607.562
Transferencias corrientes al sector privado	8.607.562
Directas a personas	8.607.562
Pensiones y otros beneficios asociados	1.383.430
Jubilaciones y otros beneficios asociados	7.224.132
Donaciones corrientes al sector privado	5.000.000
Donaciones a personas	5.000.000
Al sector público	4.230.347.951
Transferencias corrientes al sector público	4.230.347.951
A los entes descentralizados sin fines empresariales para sus gastos	4.230.347.951

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.401.947.213)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.401.947.213)**
RECURSOS PROPIOS DE CAPITAL	(1.401.947.213)
Desahorro en cuenta corriente	(1.401.947.213)
2.2 GASTOS DE CAPITAL	**27.052.787**
INVERSIÓN REAL DIRECTA	27.052.787
Formación bruta de capital fijo	26.877.787
Maquinaria, equipos y otros bienes muebles	26.877.787
Bienes intangibles	175.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.429.000.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.510.512.050**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.510.512.050
Disminución de otros activos financieros	1.510.512.050
Disminución de disponibilidades	1.510.512.050
Disminución de bancos	1.510.512.050
3.2 APLICACIONES FINANCIERAS	**1.510.512.050**
DISMINUCIÓN DE PASIVOS	81.512.050
Disminución de cuentas y efectos por pagar	405.928
Disminución de cuentas y efectos por pagar a corto plazo	405.928
Disminución de sueldos, salarios y otras remuneraciones por pagar	29.265
Disminución de aportes patronales y retenciones laborales por pagar	725
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	725
Disminución cuentas por pagar a proveedores a corto plazo	375.938
Disminución de otros pasivos	81.106.122
Disminución de otros pasivos a mediano y largo plazo	81.106.122
DÉFICIT FINANCIERO	1.429.000.000

A0028

Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA "DR. FEDERICO RIVERO PALACIO", REGIÓN CAPITAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Universitario de Tecnología “Dr. Federico Rivero Palacio” Región Capital , se crea el 06 de enero de 1971, constituyéndose como la primera institución en su género en el país, con el propósito de responder a la urgente necesidad de formar recursos humanos a nivel universitario, con sólida preparación teórica y técnica, que actuaran como profesionales a nivel superior. También le corresponde el rol como ente multiplicador en el proceso productivo, planteando un verdadero reto al sistema de educación superior venezolano, tomando como base el modelo de instituto tecnológico francés y adaptándolo a la realidad venezolana, iniciando sus actividades como Centro piloto del Proyecto del Sistema IUT del País.

Cabe destacar, que los laboratorios, talleres y planta piloto existentes, cuentan con herramientas vitales para impartir el componente práctico que exige los currículos de los Programas Nacionales de Formación (PNF) y para potenciar los proyectos de investigación, postgrado y extensión. No obstante, como la mayoría de estos equipos a sobrepasado su vida útil, las Autoridades y la Gerencia Institucional tienen la responsabilidad de formular políticas, planes de desarrollo y proyectos integrales, en el corto y mediano plazo, que permitan actualizar y modernizar la infraestructura existente e incrementar la dotación de equipos que, resultan imprescindibles para posibilitar el incremento matricular, las nuevas opciones de estudios, diversifica la oferta de la enseñanza y obtener una tecnología de avanzada que garantice la excelencia de la enseñanza con efectividad, liderazgo y compromiso con la sociedad.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**138.529.119**
INGRESOS CORRIENTES ORDINARIOS	138.529.119
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	250.000
Venta de otros bienes y servicios	250.000
TRANSFERENCIAS CORRIENTES	138.279.119
Transferencias corrientes del sector público	138.279.119
Transferencias corrientes internas recibidas del sector público	138.279.119
De la República	138.279.119
FUENTES DE FINANCIAMIENTO	**4.278.376**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.278.376
Disminución de otros activos financieros	4.278.376
Disminución de disponibilidades	4.278.376
Disminución de caja	4.278.376
TOTAL RECURSOS	**142.807.495**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**142.807.495**
GASTOS DE CONSUMO	104.681.451
Remuneraciones	83.395.385
Sueldos, salarios y otras retribuciones	32.657.294
Aportes patronales	5.534.605
Prestaciones sociales y otras indemnizaciones	4.639.018
Asistencia socioeconómica	40.564.468
Compra de bienes y servicios	21.286.066
Bienes de consumo	3.193.880
Servicios no personales	18.092.186
TRANSFERENCIAS Y DONACIONES CORRIENTES	38.126.044
Al sector privado	37.088.951
Transferencias corrientes al sector privado	37.053.951
Directas a personas	37.053.951
Pensiones y otros beneficios asociados	1.144.313
Jubilaciones y otros beneficios asociados	31.386.033
Otras transferencias directas a personas	4.523.605
Donaciones corrientes al sector privado	35.000
Donaciones a personas	35.000
Al sector público	1.037.093
Transferencias corrientes al sector público	1.037.093
A los entes descentralizados sin fines empresariales para sus gastos	1.037.093
TOTAL GASTOS	**142.807.495**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117610	Programas Nacionales de Formación	Matricula			1.310		46.753.264			46.753.264
117886	Formación en Carreras	Matricula			50		741.551			741.551
117912	Formación de Postgrado o Estudios Avanzados	Matricula			53		82.593			82.593
117924	Investigación, Innovación y Gestión del Conocimiento	Proyecto			31		77.404			77.404
117939	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	3.575	2.925	6.500		715.356			715.356
117973	Sistemas de Apoyo al Desarrollo Estudiantil	Alumno Atendido	720	590	1.310	250.000	19.538.976			19.788.976
118001	Intercambio y Gestión del Conocimiento con la Sociedad	Actividad			4.820		1.069.902			1.069.902
118024	Desarrollo y Mantenimiento de Infraestructura Física	Metro			62.001		15.745.184			15.745.184
118040	Territorialización y Municipalización de la Educación Universitaria	Plan			2		1.043.145			1.043.145
	TOTAL					250.000	85.767.375			86.017.375

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	4.278.376	18.141.245			22.419.621
02	Gestión administrativa		1.156.548			1.156.548
03	Previsión y protección social		33.213.951			33.213.951
	TOTAL	**4.278.376**	**52.511.744**			**56.790.120**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**135**	**129**	**57**	**321**	**11.963.763**		**11.963.763**
Directivo		2		2	221.233		221.233
Profesional y Técnico	13	3	26	42	1.127.895		1.127.895
Personal Administrativo	41	6	14	61	1.502.987		1.502.987
Personal Docente	53	77		130	6.994.776		6.994.776
Obrero	28	41	17	86	2.116.872		2.116.872
Personal Contratado	**148**	**270**		**418**	**19.157.530**		**19.157.530**
Profesional y Técnico	4	30		34	1.795.424		1.795.424
Personal Administrativo	42	38		80	2.262.544		2.262.544
Personal Docente	86	172		258	13.967.434		13.967.434
Obrero	16	30		46	1.132.128		1.132.128
TOTAL	**283**	**399**	**57**	**739**	**31.121.293**		**31.121.293**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**12**	**11**	**23**	**1.144.313**
Obreros	4	8	12	443.665
Empleados	3	1	4	182.723
Docentes	5	2	7	517.925
Jubilados	**152**	**108**	**260**	**31.386.033**
Obreros	16	18	34	1.987.678
Empleados	53	12	65	4.646.077
Docentes	83	78	161	24.752.278
TOTAL	**164**	**119**	**283**	**32.530.346**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	83.395.385
4.02	Materiales, suministros y mercancías	3.193.880
4.03	Servicios no personales	18.092.186
4.07	Transferencias y donaciones	38.126.044
	TOTAL	**142.807.495**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**138.529.119**
INGRESOS CORRIENTES ORDINARIOS	138.529.119
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	250.000
Venta de otros bienes y servicios	250.000
TRANSFERENCIAS CORRIENTES	138.279.119
Transferencias corrientes del sector público	138.279.119
Transferencias corrientes internas recibidas del sector público	138.279.119
De la República	138.279.119
Recursos Ordinarios	112.672.605
Gestión Fiscal	25.606.514
1.2 GASTOS CORRIENTES	**142.807.495**
GASTOS DE CONSUMO	104.681.451
Remuneraciones	83.395.385
Sueldos, salarios y otras retribuciones	32.657.294
Aportes patronales	5.534.605
Prestaciones sociales y otras indemnizaciones	4.639.018
Asistencia socioeconómica	40.564.468
Compra de bienes y servicios	21.286.066
Bienes de consumo	3.193.880
Servicios no personales	18.092.186
TRANSFERENCIAS Y DONACIONES CORRIENTES	38.126.044
Al sector privado	37.088.951
Transferencias corrientes al sector privado	37.053.951
Directas a personas	37.053.951
Pensiones y otros beneficios asociados	1.144.313
Jubilaciones y otros beneficios asociados	31.386.033
Otras transferencias directas a personas	4.523.605
Donaciones corrientes al sector privado	35.000
Donaciones a personas	35.000
Al sector público	1.037.093
Transferencias corrientes al sector público	1.037.093

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
A los entes descentralizados sin fines empresariales para sus gastos	1.037.093
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(4.278.376)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(4.278.376)**
RECURSOS PROPIOS DE CAPITAL	(4.278.376)
Desahorro en cuenta corriente	(4.278.376)
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(4.278.376)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.278.376**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.278.376
Disminución de otros activos financieros	4.278.376
Disminución de disponibilidades	4.278.376
Disminución de caja	4.278.376
3.2 APLICACIONES FINANCIERAS	**4.278.376**
DÉFICIT FINANCIERO	4.278.376

A0029

Instituto Universitario de Tecnología Alonso Gamero, Coro

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA ALONSO GAMERO, CORO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Universitario de Tecnología Alonso Gamero, es un ente público con sólidos principios, valores éticos y morales, orientado a la docencia, investigación, extensión y producción. Formador de Profesionales Universitarios proactivos, de excelente calidad técnica y humana. Contribuyendo con su recurso humano al desarrollo armónico del país, en concordancia con los avances científicos, tecnológicos y sociales.

Su visión es, ser un Instituto Universitario de reconocido prestigio académico en constante innovación, vinculado al desarrollo integral del país. Teniendo como Norte la calidad humana y técnica de su personal y egresados.

Valores Institucionales:

- Integridad: Apego estricto a la honestidad y a la ética como normas de conducta personal y profesional, manifestada en todas las acciones.
- Lealtad: Solidaridad con la Institución, con los compañeros de trabajo y estudiantes, demostrada a través de una actitud de apoyo y respeto mutuo.
- Excelencia: El logro del más alto grado de calidad y profesionalismo, estimulando la creatividad, la innovación, la iniciativa y espíritu de progreso; asegurando el mejoramiento continuo de la comunidad Agroindustrial.
- Disciplina: Expresada en el cumplimiento de los deberes, normas y reglas establecidas por la Institución en forma metódica, así como el respeto a los compromisos adquiridos. Orientando las ideas y acciones en forma organizada y estructurada para contribuir al logro de la excelencia.
- Respeto: A la dignidad de las personas, manifestándose en el trato cordial, respeto a las ideas y opiniones, la cooperación y el desarrollo potencial de los miembros de la comunidad Agroindustrial.
- Responsabilidad: Reflejada por sus trabajadores al cumplir eficientemente su labor, con actitudes y acciones que lo califiquen como ser humano ejemplar, un buen ciudadano y excelente profesional, teniendo como objetivo primordial el desarrollo y mejoramiento continuo de la Institución a través del trabajo en equipo, con mística, respeto, disciplina, constancia, honestidad y con alto sentido de pertenencia institucional.
- Pertinencia: Planteamiento de respuestas oportunas y adecuadas a las necesidades detectadas en nuestra Institución y su entorno.
- Mística: Dedicación al trabajo con empeño y vocación de servicio, demostrada por todos sus trabajadores.
- Calidad: De servicio como una constante a los estudiantes, profesores, empleados, obreros y a la comunidad regional y nacional.
- Equidad: Justicia en todas las acciones, atribuyendo a cada uno de los miembros de la comunidad Agroindustrial, todo a lo que tiene derecho.
- Honestidad: Transparencia en la gestión, en los actos académicos, administrativos y en las acciones de todos sus trabajadores.
- Pluralidad: Aceptación y respeto a la diversidad de opiniones y tendencias de los miembros de su comunidad.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**158.807.885**
INGRESOS CORRIENTES ORDINARIOS	158.807.885
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	200.000
Venta de otros bienes y servicios	200.000
TRANSFERENCIAS CORRIENTES	158.607.885
Transferencias corrientes del sector público	158.607.885
Transferencias corrientes internas recibidas del sector público	158.607.885
De la República	158.607.885
FUENTES DE FINANCIAMIENTO	**36.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	36.000
Disminución de otros activos financieros	36.000
Disminución de disponibilidades	36.000
Disminución de bancos	36.000
TOTAL RECURSOS	**158.843.885**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**155.030.319**
GASTOS DE CONSUMO	108.430.064
Remuneraciones	86.758.118
Sueldos, salarios y otras retribuciones	25.851.992
Beneficios y complementos de sueldos y salarios	32.835.688
Aportes patronales	4.551.713
Prestaciones sociales y otras indemnizaciones	14.858.296
Asistencia socioeconómica	7.283.181
Otros gastos de personal	1.377.248
Compra de bienes y servicios	21.671.946
Bienes de consumo	6.244.994
Servicios no personales	15.426.952
TRANSFERENCIAS Y DONACIONES CORRIENTES	46.600.255
Al sector privado	46.600.255
Transferencias corrientes al sector privado	46.600.255
Directas a personas	46.600.255
Pensiones y otros beneficios asociados	3.963.061
Jubilaciones y otros beneficios asociados	39.252.534
Otras transferencias directas a personas	3.384.660
GASTOS DE CAPITAL	**3.065.000**
INVERSIÓN REAL DIRECTA	3.065.000
Formación bruta de capital fijo	2.965.000
Maquinaria, equipos y otros bienes muebles	2.965.000
Bienes intangibles	100.000
APLICACIONES FINANCIERAS	**748.566**
DISMINUCIÓN DE PASIVOS	748.566
Disminución de cuentas y efectos por pagar	748.566
Disminución de cuentas y efectos por pagar a corto plazo	748.566
Disminución de sueldos, salarios y otras remuneraciones por pagar	216.755
Disminución de aportes patronales y retenciones laborales por pagar	531.811
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	531.811
TOTAL GASTOS	**158.843.885**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Propios	Fuente de Financiamiento: Transferencias de la República	Fuente de Financiamiento: Donaciones de la República	Fuente de Financiamiento: Otras Fuentes	Presupuesto 2013
117790	Programas nacionales de formación	Matrícula			11.616		36.761.920			36.761.920
117813	Formación de postgrado o estudios avanzados	Matrícula			350	150.000				150.000
117871	Investigación, innovación y gestión del conocimiento.	Investigación			80		775.000			775.000
117907	Territorialización y municipalización de la educación universitaria.	Plan			1		346.994			346.994
117959	Sistema de recursos para la formación e intercambio académico	Usuario	5.880	3.920	9.800	50.000	2.930.000			2.980.000
117964	Intercambio y gestión del conocimiento con la sociedad	Comunidad			760		1.204.440			1.204.440
118048	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			98.821		26.003.126			26.003.126
118355	Sistema de apoyo al desarrollo estudiantil	Servicio			206.584		9.886.560			9.886.560
	TOTAL					200.000	77.908.040			78.108.040

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento: Recursos Propios	Fuente de Financiamiento: Transferencias de la República	Fuente de Financiamiento: Donaciones de la República	Fuente de Financiamiento: Otras Fuentes	Presupuesto 2013
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		35.009.570			35.009.570
02	Gestión administrativa	36.000	2.414.680			2.450.680
03	Previsión y protección social		43.275.595			43.275.595
	TOTAL	36.000	80.699.845			80.735.845

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**230**	**314**		**544**	**13.353.475**		**13.353.475**
Directivo		2		2	141.936		141.936
Profesional y Técnico	78	46		124	3.274.620		3.274.620
Personal Administrativo	81	16		97	2.383.872		2.383.872
Personal Docente	48	102		150	5.179.217		5.179.217
Obrero	23	148		171	2.373.830		2.373.830
Personal Contratado	**253**	**183**		**436**	**12.498.517**		**12.498.517**
Profesional y Técnico	6	1		7	264.584		264.584
Personal Administrativo	73	51		124	4.402.081		4.402.081
Personal Docente	160	63		223	5.248.437		5.248.437
Obrero	14	68		82	2.583.415		2.583.415
TOTAL	483	497		980	25.851.992		25.851.992

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**33**	**39**	**72**	**3.963.061**
Obreros	9	31	40	2.425.957
Empleados	1	1	2	65.304
Docentes	23	7	30	1.471.800
Jubilados	**150**	**238**	**388**	**39.252.534**
Obreros	28	53	81	4.542.152
Empleados	68	29	97	7.542.542
Docentes	54	156	210	27.167.840
TOTAL	183	277	460	43.215.595

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	86.758.118
4.02	Materiales, suministros y mercancías	6.244.994
4.03	Servicios no personales	15.426.952
4.04	Activos reales	3.065.000
4.07	Transferencias y donaciones	46.600.255
4.11	Disminución de pasivos	748.566
	TOTAL	**158.843.885**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**158.807.885**
INGRESOS CORRIENTES ORDINARIOS	158.807.885
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	200.000
Venta de otros bienes y servicios	200.000
TRANSFERENCIAS CORRIENTES	158.607.885
Transferencias corrientes del sector público	158.607.885
Transferencias corrientes internas recibidas del sector público	158.607.885
De la República	158.607.885
Recursos Ordinarios	129.288.146
Gestión Fiscal	29.319.739
1.2 GASTOS CORRIENTES	**155.030.319**
GASTOS DE CONSUMO	108.430.064
Remuneraciones	86.758.118
Sueldos, salarios y otras retribuciones	25.851.992
Beneficios y complementos de sueldos y salarios	32.835.688
Aportes patronales	4.551.713
Prestaciones sociales y otras indemnizaciones	14.858.296
Asistencia socioeconómica	7.283.181
Otros gastos de personal	1.377.248
Compra de bienes y servicios	21.671.946
Bienes de consumo	6.244.994
Servicios no personales	15.426.952
TRANSFERENCIAS Y DONACIONES CORRIENTES	46.600.255
Al sector privado	46.600.255
Transferencias corrientes al sector privado	46.600.255
Directas a personas	46.600.255
Pensiones y otros beneficios asociados	3.963.061
Jubilaciones y otros beneficios asociados	39.252.534
Otras transferencias directas a personas	3.384.660
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.777.566**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.777.566**
RECURSOS PROPIOS DE CAPITAL	3.777.566
Ahorro en cuenta corriente	3.777.566
2.2 GASTOS DE CAPITAL	**3.065.000**
INVERSIÓN REAL DIRECTA	3.065.000
Formación bruta de capital fijo	2.965.000
Maquinaria, equipos y otros bienes muebles	2.965.000
Bienes intangibles	100.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**712.566**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**748.566**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	36.000
Disminución de otros activos financieros	36.000
Disminución de disponibilidades	36.000
Disminución de bancos	36.000
SUPERÁVIT FINANCIERO	712.566
3.2 APLICACIONES FINANCIERAS	**748.566**
DISMINUCIÓN DE PASIVOS	748.566
Disminución de cuentas y efectos por pagar	748.566
Disminución de cuentas y efectos por pagar a corto plazo	748.566
Disminución de sueldos, salarios y otras remuneraciones por pagar	216.755
Disminución de aportes patronales y retenciones laborales por pagar	531.811
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	531.811

A0030

Instituto Universitario de Tecnología Agroindustrial Región Los Andes

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA AGROINDUSTRIAL REGIÓN LOS ANDES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Universitario de Tecnología Agroindustrial Región los Andes, es un ente público con sólidos principios, valores éticos y morales, orientado a la docencia, investigación, extensión y producción, formador de profesionales universitarios proactivos, de excelente calidad técnica y humana. Contribuyendo con su recurso humano al desarrollo armónico del país, en concordancia con los avances científicos, tecnológicos y sociales.

Su visión es, ser un Instituto Universitario de reconocido prestigio académico en constante innovación, vinculado al desarrollo integral del país. Teniendo como norte la calidad humana y técnica de su personal y egresados.

Valores Institucionales:

- Integridad: Apego estricto a la honestidad y a la ética como normas de conducta personal y profesional, manifestada en todas las acciones.
- Lealtad: Solidaridad con la Institución, con los compañeros de trabajo y estudiantes, demostrada a través de una actitud de apoyo y respeto mutuo.
- Excelencia: El logro del más alto grado de calidad y profesionalismo, estimulando la creatividad, la innovación, la iniciativa y espíritu de progreso; asegurando el mejoramiento continuo de la comunidad Agroindustrial.
- Disciplina: Expresada en el cumplimiento de los deberes, normas y reglas establecidas por la Institución en forma metódica, así como el respeto a los compromisos adquiridos. Orientando las ideas y acciones en forma organizada y estructurada para contribuir al logro de la excelencia.
- Respeto: A la dignidad de las personas, manifestándose en el trato cordial, respeto a las ideas y opiniones, la cooperación y el desarrollo potencial de los miembros de la comunidad Agroindustrial.
- Responsabilidad: Reflejada por sus trabajadores al cumplir eficientemente su labor, con actitudes y acciones que lo califiquen como ser humano ejemplar, un buen ciudadano y excelente profesional, teniendo como objetivo primordial el desarrollo y mejoramiento continuo de la Institución a través del trabajo en equipo, con mística, respeto, disciplina, constancia, honestidad y con alto sentido de pertenencia institucional.
- Pertinencia: Planteamiento de respuestas oportunas y adecuadas a las necesidades detectadas en nuestra Institución y su entorno.
- Mística: Dedicación al trabajo con empeño y vocación de servicio, demostrada por todos sus trabajadores.
- Calidad: De servicio como una constante a los estudiantes, profesores, empleados, obreros y a la comunidad regional y nacional.
- Equidad: Justicia en todas las acciones, atribuyendo a cada uno de los miembros de la comunidad Agroindustrial, todo a lo que tiene derecho.
- Honestidad: Transparencia en la gestión, en los actos académicos, administrativos y en las acciones de todos sus trabajadores.
- Pluralidad: Aceptación y respeto a la diversidad de opiniones y tendencias de los miembros de su comunidad.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**167.686.743**
INGRESOS CORRIENTES ORDINARIOS	167.686.743
TRANSFERENCIAS CORRIENTES	167.686.743
Transferencias corrientes del sector público	167.686.743
Transferencias corrientes internas recibidas del sector público	167.686.743
De la República	167.686.743
FUENTES DE FINANCIAMIENTO	**5.872.033**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.872.033
Disminución de otros activos financieros	5.872.033
Disminución de disponibilidades	5.872.033
Disminución de bancos	5.872.033
TOTAL RECURSOS	**173.558.776**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**166.728.716**
GASTOS DE CONSUMO	122.449.795
Remuneraciones	94.260.897
Sueldos, salarios y otras retribuciones	25.176.098
Beneficios y complementos de sueldos y salarios	32.306.187
Aportes patronales	6.571.071
Prestaciones sociales y otras indemnizaciones	15.134.294
Asistencia socioeconómica	8.807.247
Otros gastos de personal	6.266.000
Compra de bienes y servicios	28.188.898
Bienes de consumo	7.031.389
Servicios no personales	21.157.509
TRANSFERENCIAS Y DONACIONES CORRIENTES	44.278.921
Al sector privado	44.278.921
Transferencias corrientes al sector privado	44.278.921
Directas a personas	43.021.270
Pensiones y otros beneficios asociados	2.681.064
Jubilaciones y otros beneficios asociados	33.423.498
Otras transferencias directas a personas	6.916.708
A instituciones sin fines de lucro	1.257.651
GASTOS DE CAPITAL	**5.380.190**
INVERSIÓN REAL DIRECTA	5.380.190
Formación bruta de capital fijo	5.380.190
Edificios e instalaciones	840.984
Maquinaria, equipos y otros bienes muebles	4.539.206
APLICACIONES FINANCIERAS	**1.449.870**
DISMINUCIÓN DE PASIVOS	1.449.870
Disminución de cuentas y efectos por pagar	1.449.870
Disminución de cuentas y efectos por pagar a corto plazo	1.316.540
Disminución de sueldos, salarios y otras remuneraciones por pagar	259.620
Disminución de aportes patronales y retenciones laborales por pagar	1.056.920
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	300.255

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	192.909
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	39.864
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	52.877
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	64.493
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	406.522
Disminución de otras cuentas y efectos por pagar	133.330
Disminución de otras cuentas por pagar a corto plazo	133.330
TOTAL GASTOS	**173.558.776**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Propios	Fuente de Financiamiento: Transferencias de la República	Fuente de Financiamiento: Donaciones de la República	Fuente de Financiamiento: Otras Fuentes	Presupuesto 2013
117412	Formación en Carreras	Matricula			190	61.350	4.263.109			4.324.459
117417	Formación de Postgrado o Estudios Avanzados	Matricula			186	1.600				1.600
117492	Programas Nacionales de Formación	Matricula			8.355	351.800	37.933.343			38.285.143
117495	Investigación, Innovación y Gestión del Conocimiento	Proyecto			3	45.700	3.118			48.818
117506	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	18.000	17.000	35.000	1.050.000	1.361.180			2.411.180
117515	Sistemas de Apoyo al Desarrollo Estudiantil	Matricula			8.545		18.211.921			18.211.921
117516	Intercambio y Gestión del Conocimiento con la Sociedad	Actividad			5	192.500	642.860			835.360
117522	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			330.619	725.000	28.380.328			29.105.328
117529	Territorialización y Municipalización de la Educación Universitaria	Plan			3	108.430				108.430
	TOTAL					2.536.380	90.795.859			93.332.239

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento: Recursos Propios	Fuente de Financiamiento: Transferencias de la República	Fuente de Financiamiento: Donaciones de la República	Fuente de Financiamiento: Otras Fuentes	Presupuesto 2013
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		27.052.676			27.052.676
02	Gestión administrativa	3.335.653	11.427.338			14.762.991
03	Previsión y protección social		38.410.870			38.410.870
	TOTAL	3.335.653	76.890.884			80.226.537

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**136**	**137**		**273**	**9.896.841**	**48.408**	**9.945.249**
Directivo		1		1	86.784		86.784
Profesional y Técnico	48	9		57	1.577.172	23.288	1.600.460
Personal Administrativo	10			10	432.876	25.120	457.996
Personal Docente	34	38		72	4.454.424		4.454.424
Obrero	44	89		133	3.345.585		3.345.585
Personal Fijo a Tiempo Parcial	**3**	**14**		**17**	**301.518**		**301.518**
Personal Docente	2	12		14	262.188		262.188
Personal Médico	1	2		3	39.330		39.330
Personal Contratado	**250**	**282**		**532**	**14.233.139**		**14.233.139**
Directivo		2		2	141.936		141.936
Profesional y Técnico	59	29		88	2.188.962		2.188.962
Personal Administrativo	26	6		32	1.016.760		1.016.760
Personal Docente	146	183		329	8.896.026		8.896.026
Personal Médico	2	1		3	43.638		43.638
Obrero	17	61		78	1.945.817		1.945.817
TOTAL	**389**	**433**		**822**	**24.431.498**	**48.408**	**24.479.906**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**41**	**22**	**63**	**2.681.064**
Obreros	7	6	13	310.008
Empleados	7	3	10	363.972
Docentes	27	13	40	2.007.084
Jubilados	**137**	**207**	**344**	**33.423.498**
Obreros	13	45	58	3.540.943
Empleados	67	15	82	4.216.276
Docentes	57	147	204	25.666.279
TOTAL	**178**	**229**	**407**	**36.104.562**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	94.260.897
4.02	Materiales, suministros y mercancías	7.031.389
4.03	Servicios no personales	21.157.509
4.04	Activos reales	5.380.190
4.07	Transferencias y donaciones	44.278.921
4.11	Disminución de pasivos	1.449.870
	TOTAL	**173.558.776**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**167.686.743**
INGRESOS CORRIENTES ORDINARIOS	167.686.743
TRANSFERENCIAS CORRIENTES	167.686.743
Transferencias corrientes del sector público	167.686.743
Transferencias corrientes internas recibidas del sector público	167.686.743
De la República	167.686.743
Recursos Ordinarios	138.319.925
Gestión Fiscal	29.366.818
1.2 GASTOS CORRIENTES	**166.728.716**
GASTOS DE CONSUMO	122.449.795
Remuneraciones	94.260.897
Sueldos, salarios y otras retribuciones	25.176.098
Beneficios y complementos de sueldos y salarios	32.306.187
Aportes patronales	6.571.071
Prestaciones sociales y otras indemnizaciones	15.134.294
Asistencia socioeconómica	8.807.247
Otros gastos de personal	6.266.000
Compra de bienes y servicios	28.188.898
Bienes de consumo	7.031.389
Servicios no personales	21.157.509
TRANSFERENCIAS Y DONACIONES CORRIENTES	44.278.921
Al sector privado	44.278.921
Transferencias corrientes al sector privado	44.278.921
Directas a personas	43.021.270
Pensiones y otros beneficios asociados	2.681.064
Jubilaciones y otros beneficios asociados	33.423.498
Otras transferencias directas a personas	6.916.708
A instituciones sin fines de lucro	1.257.651
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**958.027**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**958.027**
RECURSOS PROPIOS DE CAPITAL	958.027
Ahorro en cuenta corriente	958.027
2.2 GASTOS DE CAPITAL	**5.380.190**
INVERSIÓN REAL DIRECTA	5.380.190
Formación bruta de capital fijo	5.380.190
Edificios e instalaciones	840.984
Maquinaria, equipos y otros bienes muebles	4.539.206
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(4.422.163)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**5.872.033**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.872.033
Disminución de otros activos financieros	5.872.033
Disminución de disponibilidades	5.872.033
Disminución de bancos	5.872.033
3.2 APLICACIONES FINANCIERAS	**5.872.033**
DISMINUCIÓN DE PASIVOS	1.449.870
Disminución de cuentas y efectos por pagar	1.449.870
Disminución de cuentas y efectos por pagar a corto plazo	1.316.540
Disminución de sueldos, salarios y otras remuneraciones por pagar	259.620
Disminución de aportes patronales y retenciones laborales por pagar	1.056.920
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	300.255
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	192.909
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	39.864
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	52.877
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	64.493

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	406.522
Disminución de otras cuentas y efectos por pagar	133.330
Disminución de otras cuentas por pagar a corto plazo	133.330
DÉFICIT FINANCIERO	4.422.163

A0032

Instituto Universitario de Tecnología de los Llanos

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE LOS LLANOS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Universitario de Tecnología de Los Llanos, es una institución educativa fundamentada en los más sólidos principios de ética, justicia y libertad que promueve la formación de profesionales con una alta calificación académica, capacitados para participar en el desarrollo económico, social y cultural de esta región central del país.

La Misión del Instituto Universitario de Tecnología de los Llanos, es transformarse a Universidad Politécnica Territorial y formar Ingenieros en Agroalimentación e Informática y Licenciados en Administración, distribuida en las 3 sedes ubicadas en las ciudades de Valle de la Pascua, Calabozo y Altagracia de Orituco.

Desde esta perspectiva, el desarrollo del Instituto Universitario y su entorno se fundamenta en una misión y visión de futuro, permitiéndole alcanzar los objetivos donde interactúen todos sus miembros, en un clima organizacional con elevados valores éticos y morales, generando conocimientos, metodologías y tecnologías en un ambiente caracterizado por la excelencia, efectividad, liderazgo y compromiso con la sociedad.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**106.378.290**
INGRESOS CORRIENTES ORDINARIOS	106.378.290
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	150.000
Venta de otros bienes y servicios	150.000
TRANSFERENCIAS CORRIENTES	106.228.290
Transferencias corrientes del sector público	106.228.290
Transferencias corrientes internas recibidas del sector público	106.228.290
De la República	106.228.290
TOTAL RECURSOS	**106.378.290**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**104.703.290**
GASTOS DE CONSUMO	77.493.429
Remuneraciones	64.116.124
Sueldos, salarios y otras retribuciones	19.285.202
Beneficios y complementos de sueldos y salarios	24.432.087
Aportes patronales	3.624.654
Prestaciones sociales y otras indemnizaciones	3.879.756
Asistencia socioeconómica	12.470.425
Otros gastos de personal	424.000
Compra de bienes y servicios	13.377.305
Bienes de consumo	4.579.000
Servicios no personales	8.798.305
TRANSFERENCIAS Y DONACIONES CORRIENTES	27.209.861
Al sector privado	27.209.861
Transferencias corrientes al sector privado	23.927.509
Directas a personas	23.927.509
Pensiones y otros beneficios asociados	2.140.188
Jubilaciones y otros beneficios asociados	21.787.321
Donaciones corrientes al sector privado	3.282.352
Donaciones a personas	3.282.352
GASTOS DE CAPITAL	**1.175.000**
INVERSIÓN REAL DIRECTA	1.175.000
Formación bruta de capital fijo	1.175.000
Maquinaria, equipos y otros bienes muebles	1.175.000
APLICACIONES FINANCIERAS	**500.000**
DISMINUCIÓN DE PASIVOS	500.000
Disminución de cuentas y efectos por pagar	500.000
Disminución de cuentas y efectos por pagar a corto plazo	500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	500.000
TOTAL GASTOS	**106.378.290**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117980	Programas Nacionales de Formación	Matricula			9.262		25.560.863			25.560.863
118026	Investigación, Innovación y Gestión del Conocimiento	Investigación			2		38.000			38.000
118093	Territorialización y Municipalización de la Educación Universitaria	Plan			5		21.200			21.200
118104	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	5.156	4.106	9.262	150.000	714.000			864.000
118187	Sistema de Apoyo al Desarrollo Estudiantil	Servicio			335.197		8.768.432			8.768.432
118216	Desarrollo y Mantenimiento de la Infraestructura Física	Metro Cuadrado			168.676		19.008.602			19.008.602
118287	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			30		548.800			548.800
TOTAL						150.000	54.659.897			54.809.897

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		22.499.284			22.499.284
02	Gestión administrativa		5.141.600			5.141.600
03	Previsión y protección social		23.927.509			23.927.509
TOTAL			51.568.393			51.568.393

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**91**	**123**		**214**	**5.918.220**		**5.918.220**
Profesional y Técnico	37	20		57	1.475.616		1.475.616
Personal Administrativo	26	10		36	884.736		884.736
Personal Docente	9	8		17	1.014.372		1.014.372
Personal Médico	4	1		5	91.788		91.788
Obrero	15	84		99	2.451.708		2.451.708
Personal Contratado	**248**	**268**		**516**	**13.127.352**		**13.127.352**
Directivo	1	2		3	88.704		88.704
Profesional y Técnico	56	31		87	2.120.316		2.120.316
Personal Administrativo	9	4		13	319.488		319.488
Personal Docente	168	197		365	9.469.356		9.469.356
Personal Médico	7	10		17	367.068		367.068
Obrero	7	24		31	762.420		762.420
TOTAL	**339**	**391**		**730**	**19.045.572**		**19.045.572**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**21**	**16**	**37**	**2.140.188**
Obreros	4	3	7	336.732
Empleados	2	5	7	347.220
Docentes	15	8	23	1.456.236
Jubilados	**65**	**147**	**212**	**21.787.321**
Obreros	12	71	83	6.188.634
Empleados	24	7	31	2.445.038
Docentes	29	69	98	13.153.649
TOTAL	**86**	**163**	**249**	**23.927.509**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	64.116.124
4.02	Materiales, suministros y mercancías	4.579.000
4.03	Servicios no personales	8.798.305
4.04	Activos reales	1.175.000
4.07	Transferencias y donaciones	27.209.861
4.11	Disminución de pasivos	500.000
	TOTAL	**106.378.290**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**106.378.290**
INGRESOS CORRIENTES ORDINARIOS	106.378.290
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	150.000
Venta de otros bienes y servicios	150.000
TRANSFERENCIAS CORRIENTES	106.228.290
Transferencias corrientes del sector público	106.228.290
Transferencias corrientes internas recibidas del sector público	106.228.290
De la República	106.228.290
Recursos Ordinarios	86.694.232
Gestión Fiscal	19.534.058
1.2 GASTOS CORRIENTES	**104.703.290**
GASTOS DE CONSUMO	77.493.429
Remuneraciones	64.116.124
Sueldos, salarios y otras retribuciones	19.285.202
Beneficios y complementos de sueldos y salarios	24.432.087
Aportes patronales	3.624.654
Prestaciones sociales y otras indemnizaciones	3.879.756
Asistencia socioeconómica	12.470.425
Otros gastos de personal	424.000
Compra de bienes y servicios	13.377.305
Bienes de consumo	4.579.000
Servicios no personales	8.798.305
TRANSFERENCIAS Y DONACIONES CORRIENTES	27.209.861
Al sector privado	27.209.861
Transferencias corrientes al sector privado	23.927.509
Directas a personas	23.927.509
Pensiones y otros beneficios asociados	2.140.188
Jubilaciones y otros beneficios asociados	21.787.321
Donaciones corrientes al sector privado	3.282.352
Donaciones a personas	3.282.352
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.675.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.675.000**
RECURSOS PROPIOS DE CAPITAL	1.675.000
Ahorro en cuenta corriente	1.675.000
2.2 GASTOS DE CAPITAL	**1.175.000**
INVERSIÓN REAL DIRECTA	1.175.000
Formación bruta de capital fijo	1.175.000
Maquinaria, equipos y otros bienes muebles	1.175.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**500.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**500.000**
SUPERÁVIT FINANCIERO	500.000
3.2 APLICACIONES FINANCIERAS	**500.000**
DISMINUCIÓN DE PASIVOS	500.000
Disminución de cuentas y efectos por pagar	500.000
Disminución de cuentas y efectos por pagar a corto plazo	500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	500.000

A0033

Instituto Universitario de Tecnología de Maracaibo

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE MARACAIBO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El objetivo fundamental del Instituto Universitario de Tecnología Maracaibo, es la formación de profesionales de alta calidad técnica, científica y tecnológica, capaces de egresar como emprendedores que desarrollen proyectos para generar empleos y no como datos para la estadística de desempleo en el país, comprometidos con la solución de los problemas más apremiantes de su comunidad, a partir de las potencialidades que ofrece nuestro territorio, para tal fin, se aspira atender la cantidad de 11.845 estudiantes de Pregrado distribuidos de la siguiente manera: 2.041 en las Carreras Cortas; 9.804 correspondientes a los Programas Nacionales Formación en Informática, Administración, Agroalimentación, Materiales Industriales, Construcción Civil y Geociencia, así como, 971 estudiantes a nivel de Postgrado en las diferentes carreras y/o especialidades que ofrecemos en la institución, cuyas líneas de investigación tendrán como norte responder a las necesidades del medio social y estudiantes provenientes de los convenios internacionales, como una notable contribución a la estrategia de integración Latinoamericana y Caribeña promovida por el Ejecutivo Nacional y 2.100 estudiantes de la Misión Sucre, a los cuales apoyaremos desde el punto de vista logístico (comedor y transporte) e infraestructura (aulas, laboratorios y otros espacios).

Entre la cobertura de los servicios a prestar debemos mencionar:

La asistencia integral al estudiante, como una forma importante de apoyar y estimular la participación y el desarrollo de la población estudiantil, planteada como una estrategia política de solidaridad y responsabilidad, promoviendo la inclusión social que nos permita combatir la deserción estudiantil a través de servicios importantes, tales como: comedor, transporte, becas y servicios socioeconómicos, especialmente, dirigidos a la comunidad estudiantil con menores recursos económicos. En tal sentido, hemos incrementado 264 becas adicionales para un total de 1.000 becas, servicio de comedor proyectado a la cantidad de 19.150 platos servidos garantizando todo el año fiscal 2013, tanto en la sede Maracaibo, como en las extensiones de Machiques y Sub Región Goajira y el anexo en la Villa del Rosario, al igual que la atención médico odontológica para la población estudiantil y la comunidad.

Se apoyará el mejoramiento de nuestra infraestructura física, plataforma comunicacional e informática, investigación y postgrado, enfocados en la solución de los problemas de la región y el país, e incorporando en las granjas la participación comunitaria, la academia para la transformación desde todos los Programas Nacionales de Formación (PNF) y la producción agrícola y avícola que contribuyan con el mejoramiento de la soberanía y seguridad alimentaria de la región y el país.

Finalmente, nos referimos a la aplicación de recursos destinados a los gastos de personal obrero, docente y administrativo, incrementando sus beneficios sociales y contractuales, bajo la égida de la equidad, justicia y racionalidad, incentivando el mejoramiento de la productividad evitando la exacerbación sindical del pasado; destacando como un logro sin precedentes la regularización del personal que había estado contratado sin disponibilidad presupuestaria, siendo que dicho personal ingresó en principio en el Programa medular de la Misión Alma Mater, para fortalecer la transitoriedad de Instituto a Universidad Politécnica Territorial

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**218.709.820**
INGRESOS CORRIENTES ORDINARIOS	218.709.820
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	12.000
Venta de otros bienes y servicios	12.000
INGRESOS DE LA PROPIEDAD	900.000
Intereses	900.000
Intereses internos	900.000
Intereses por depósitos	900.000
TRANSFERENCIAS CORRIENTES	217.797.820
Transferencias corrientes del sector público	217.797.820
Transferencias corrientes internas recibidas del sector público	217.797.820
De la República	217.797.820
FUENTES DE FINANCIAMIENTO	**9.961.962**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	9.961.962
Disminución de otros activos financieros	9.961.962
Disminución de disponibilidades	9.961.962
Disminución de caja	9.961.962
TOTAL RECURSOS	**228.671.782**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**217.317.376**
GASTOS DE CONSUMO	159.320.810
Remuneraciones	123.511.255
Sueldos, salarios y otras retribuciones	36.180.556
Beneficios y complementos de sueldos y salarios	45.360.439
Aportes patronales	9.570.428
Prestaciones sociales y otras indemnizaciones	16.673.398
Asistencia socioeconómica	13.953.434
Otros gastos de personal	1.773.000
Compra de bienes y servicios	33.289.128
Bienes de consumo	9.471.459
Servicios no personales	23.817.669
Impuestos indirectos	2.520.427
TRANSFERENCIAS Y DONACIONES CORRIENTES	57.996.566
Al sector privado	57.996.566
Transferencias corrientes al sector privado	57.996.566
Directas a personas	56.363.082
Pensiones y otros beneficios asociados	3.014.208
Jubilaciones y otros beneficios asociados	43.080.788
Otras transferencias directas a personas	10.268.086
Otras transferencias corrientes internas al sector privado	1.633.484
GASTOS DE CAPITAL	**1.675.676**
INVERSIÓN REAL DIRECTA	1.675.676
Formación bruta de capital fijo	1.575.676
Edificios e instalaciones	50.000
Maquinaria, equipos y otros bienes muebles	1.525.676
Bienes intangibles	100.000
APLICACIONES FINANCIERAS	**9.678.730**
DISMINUCIÓN DE PASIVOS	9.678.730
Disminución de cuentas y efectos por pagar	9.678.730
Disminución de cuentas y efectos por pagar a corto plazo	9.678.730
Disminución de sueldos, salarios y otras remuneraciones por pagar	9.678.730
TOTAL GASTOS	**228.671.782**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117824	Formulación de Post Grado o Estudios de Avanzada	Matrícula			1.880		681.305			681.305
117825	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	7.123	8.457	15.580	12.000	3.556.197			3.568.197
117839	Programas Nacionales de Formación	Matrícula			14.475		46.659.481			46.659.481
117850	Investigación, innovación y Gestión del Conocimiento	Investigación			20		764.467			764.467
117855	Desarrollo y Mantenimiento de la Infraestructura Física	Metro Cuadrado			55.000		41.781.969			41.781.969
117859	Sistema de Apoyo al Desarrollo Estudiantil	Alumno Atendido	7.123	8.457	15.580		22.927.017			22.927.017
117882	Territorialización y Municipalización de la Educación Universitaria	Plan			2		1.741.400			1.741.400
117885	Intercambio del Conocimiento con la Sociedad	Comunidad			25		3.864.028			3.864.028
118039	Formación en Carreras	Matrícula			2.041		12.917.497			12.917.497
	TOTAL					12.000	134.893.361			134.905.361

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		34.796.955			34.796.955
02	Gestión administrativa	10.861.962	2.012.508			12.874.470
03	Previsión y protección social		46.094.996			46.094.996
	TOTAL	**10.861.962**	**82.904.459**			**93.766.421**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**227**	**239**	**62**	**528**	**15.780.588**	**128.580**	**15.909.168**
Alto Nivel y de Dirección	1	2		3	157.488	63.756	221.244
Profesional y Técnico	75	28	7	110	2.770.196		2.770.196
Personal Administrativo	28	21	27	76	1.932.616	64.824	1.997.440
Personal Docente	37	37		74	4.315.956		4.315.956
Obrero	86	151	28	265	6.604.332		6.604.332
Personal Contratado	**321**	**346**		**667**	**20.156.388**		**20.156.388**
Profesional y Técnico	58	44		102	2.513.122		2.513.122
Personal Administrativo	17	18		35	862.346		862.346
Personal Docente	220	243		463	15.133.416		15.133.416
Obrero	26	41		67	1.647.504		1.647.504
TOTAL	**548**	**585**	**62**	**1.195**	**35.936.976**	**128.580**	**36.065.556**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**36**	**18**	**54**	**3.014.208**
Obreros	5	5	10	373.506
Empleados	2	2	4	233.210
Docentes	29	11	40	2.407.492
Jubilados	**181**	**201**	**382**	**43.080.788**
Obreros	42	47	89	5.394.458
Empleados	49	10	59	5.099.265
Docentes	90	144	234	32.587.065
TOTAL	**217**	**219**	**436**	**46.094.996**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	123.511.255
4.02	Materiales, suministros y mercancías	9.471.459
4.03	Servicios no personales	26.338.096
4.04	Activos reales	1.675.676
4.07	Transferencias y donaciones	57.996.566
4.11	Disminución de pasivos	9.678.730
	TOTAL	**228.671.782**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**218.709.820**
INGRESOS CORRIENTES ORDINARIOS	218.709.820
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	12.000
Venta de otros bienes y servicios	12.000
INGRESOS DE LA PROPIEDAD	900.000
Intereses	900.000
Intereses internos	900.000
Intereses por depósitos	900.000
TRANSFERENCIAS CORRIENTES	217.797.820
Transferencias corrientes del sector público	217.797.820
Transferencias corrientes internas recibidas del sector público	217.797.820
De la República	217.797.820
Recursos Ordinarios	177.762.409
Gestión Fiscal	40.035.411
1.2 GASTOS CORRIENTES	**217.317.376**
GASTOS DE CONSUMO	159.320.810
Remuneraciones	123.511.255
Sueldos, salarios y otras retribuciones	36.180.556
Beneficios y complementos de sueldos y salarios	45.360.439
Aportes patronales	9.570.428
Prestaciones sociales y otras indemnizaciones	16.673.398
Asistencia socioeconómica	13.953.434
Otros gastos de personal	1.773.000
Compra de bienes y servicios	33.289.128
Bienes de consumo	9.471.459
Servicios no personales	23.817.669
Impuestos indirectos	2.520.427

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
TRANSFERENCIAS Y DONACIONES CORRIENTES	57.996.566
Al sector privado	57.996.566
Transferencias corrientes al sector privado	57.996.566
Directas a personas	56.363.082
Pensiones y otros beneficios asociados	3.014.208
Jubilaciones y otros beneficios asociados	43.080.788
Otras transferencias directas a personas	10.268.086
Otras transferencias corrientes internas al sector privado	1.633.484
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.392.444**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.392.444**
RECURSOS PROPIOS DE CAPITAL	1.392.444
Ahorro en cuenta corriente	1.392.444
2.2 GASTOS DE CAPITAL	**1.675.676**
INVERSIÓN REAL DIRECTA	1.675.676
Formación bruta de capital fijo	1.575.676
Edificios e instalaciones	50.000
Maquinaria, equipos y otros bienes muebles	1.525.676
Bienes intangibles	100.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(283.232)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**9.961.962**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	9.961.962
Disminución de otros activos financieros	9.961.962
Disminución de disponibilidades	9.961.962
Disminución de caja	9.961.962
3.2 APLICACIONES FINANCIERAS	**9.961.962**
DISMINUCIÓN DE PASIVOS	9.678.730
Disminución de cuentas y efectos por pagar	9.678.730
Disminución de cuentas y efectos por pagar a corto plazo	9.678.730
Disminución de sueldos, salarios y otras remuneraciones por pagar	9.678.730
DÉFICIT FINANCIERO	283.232

A0035

Instituto Universitario de Tecnología de Yaracuy

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE YARACUY

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Universitario de Tecnología de Yaracuy, tiene la misión de formar profesionales en el área agroalimentaria, específicamente, Técnico Superior Universitario en Agrícola, Pecuaria y Recursos Naturales, enfocados en la agro ecología; en el área agroindustrial como Técnicos Superiores Universitarios en Alimentos, con formación enmarcada en la seguridad agroalimentaria y en el desarrollo sustentable; en el área gerencial, se forman Técnicos Superiores Universitarios en Administración y en el área de la Salud, Técnicos Superiores en Enfermería, la formación de tales profesionales está enmarcada en la solidaridad, crecimiento sostenible, ética y responsabilidad social, garantizando el desarrollo integral del País y de la Región Yaracuyana, contribuyendo con el logro de la soberanía y seguridad agroalimentaria, la ecoseguridad ambiental y el fortalecimiento del área de la salud a través de la prevención y atención primaria, así como, la capacitación para la formulación y ejecución de proyectos comunitarios.

En la búsqueda del cumplimiento de su misión el Instituto, en concordancia con lo establecido en el Reglamento de los Institutos y Colegios Universitarios, asume como propios los siguientes objetivos:

- Promover, a través de los estudios de nivel superior, el desarrollo y la promoción del hombre, de la comunidad y de la región en donde se establezcan.
- Formar profesionales universitarios en las áreas requeridas para el desarrollo integral del país.
- Capacitar a los estudiantes a fin de que afronten con éxito, las exigencias específicas de los estudios profesionales de nivel superior.
- Desarrollar en el individuo una actitud crítica ante los problemas del hombre y de la sociedad contemporánea y también suministrarle, las estructuras conceptuales básicas, que le permitan reaccionar satisfactoriamente ante estos problemas.
- Dirigir programas que conduzcan a la formación de un profesional calificado, dentro de los parámetros de excelencia académica, de manera tal que pueda propiciar un incremento permanente en la productividad.
- Realizar programas de investigación, atendiendo a las necesidades, requerimientos regionales y nacionales del sistema productivo y económico del medio social.
- Establecer nuevas orientaciones, modernos sistemas de aprendizaje y estructuras en la Educación Universitario.

El Instituto, en consonancia con las políticas del país, sigue una serie de estrategias y políticas tendentes a alcanzar los logros establecidos en nuestros proyectos institucionales teniendo como base nuestra visión y misión institucional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**100.237.905**
INGRESOS CORRIENTES ORDINARIOS	100.237.905
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.000
Venta de otros bienes y servicios	20.000
INGRESOS DE OPERACIÓN	250.000
Ingresos financieros de instituciones financieras	250.000
TRANSFERENCIAS CORRIENTES	99.467.905
Transferencias corrientes del sector público	99.467.905
Transferencias corrientes internas recibidas del sector público	99.467.905
De la República	99.467.905
OTROS INGRESOS	500.000
Otros ingresos ajenos a la operación	500.000
TOTAL RECURSOS	**100.237.905**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**99.022.237**
GASTOS DE CONSUMO	68.087.448
Remuneraciones	57.660.196
Sueldos, salarios y otras retribuciones	57.660.196
Compra de bienes y servicios	10.427.252
Bienes de consumo	6.148.880
Servicios no personales	4.278.372
TRANSFERENCIAS Y DONACIONES CORRIENTES	30.934.789
Al sector privado	30.934.789
Transferencias corrientes al sector privado	30.934.789
Directas a personas	30.934.789
Pensiones y otros beneficios asociados	1.348.192
Jubilaciones y otros beneficios asociados	25.678.068
Otras transferencias directas a personas	3.908.529
GASTOS DE CAPITAL	**715.668**
INVERSIÓN REAL DIRECTA	715.668
Formación bruta de capital fijo	715.668
Maquinaria, equipos y otros bienes muebles	715.668
APLICACIONES FINANCIERAS	**500.000**
DISMINUCIÓN DE PASIVOS	500.000
Disminución de cuentas y efectos por pagar	500.000
Disminución de cuentas y efectos por pagar a corto plazo	500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	500.000
TOTAL GASTOS	**100.237.905**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117588	Programas Nacionales de Formación	Matricula			8.058		10.333.372			10.333.372
118084	Formación de Postgrado o Estudios Avanzados	Matricula			255		19.400			19.400
118213	Investigación, Innovación y Gestión del Conocimiento	Investigación			8		61.500			61.500
118230	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	5.748	2.310	8.058		350.680			350.680
118400	Formación de Carreras	Matricula			8.058		15.398.406			15.398.406
118537	Sistemas de Apoyo al Desarrollo Estudiantil	Matricula			9.804		7.694.601			7.694.601
118556	Intercambio y Gestión del Conocimiento con la Sociedad	Evento			6		366.650			366.650
118563	Desarrollo y Mantenimiento de Infraestructura física	Metro Cuadrado			8.500		20.431.604			20.431.604
118568	Territorialización y Municipalización de la Educación Universitaria	Plan			1		101.650			101.650
TOTAL							54.757.863			54.757.863

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		13.268.314			13.268.314
02	Gestión administrativa	270.000	4.415.468		500.000	5.185.468
03	Previsión y protección social		27.026.260			27.026.260
TOTAL		270.000	44.710.042		500.000	45.480.042

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**126**	**112**		**238**	**6.721.199**	**24.528**	**6.745.727**
Profesional y Técnico	34	18		52	1.362.920	19.274	1.382.194
Personal Administrativo	27	5		32	786.244	5.254	791.498
Personal Docente	16	19		35	1.780.548		1.780.548
Personal de Investigación	6	5		11	118.476		118.476
Obrero	43	65		108	2.673.011		2.673.011
Personal Contratado	**211**	**137**		**348**	**9.814.079**		**9.814.079**
Directivo		2		2	96.360		96.360
Profesional y Técnico	28	6		34	850.778		850.778
Personal Docente	175	112		287	8.252.688		8.252.688
Obrero	8	17		25	614.253		614.253
TOTAL	**337**	**249**		**586**	**16.535.278**	**24.528**	**16.559.806**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**12**	**16**	**28**	**1.348.192**
Obreros	7	5	12	702.440
Empleados		2	2	95.348
Docentes	5	9	14	550.404
Jubilados	**132**	**131**	**263**	**25.678.068**
Obreros	42	46	88	6.147.848
Empleados	41	11	52	5.100.323
Docentes	49	74	123	14.429.897
TOTAL	**144**	**147**	**291**	**27.026.260**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	57.660.196
4.02	Materiales, suministros y mercancías	6.148.880
4.03	Servicios no personales	4.278.372
4.04	Activos reales	715.668
4.07	Transferencias y donaciones	30.934.789
4.11	Disminución de pasivos	500.000
	TOTAL	**100.237.905**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**100.237.905**
INGRESOS CORRIENTES ORDINARIOS	100.237.905
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.000
Venta de otros bienes y servicios	20.000
INGRESOS DE OPERACIÓN	250.000
Ingresos financieros de instituciones financieras	250.000
TRANSFERENCIAS CORRIENTES	99.467.905
Transferencias corrientes del sector público	99.467.905
Transferencias corrientes internas recibidas del sector público	99.467.905
De la República	99.467.905
Recursos Ordinarios	81.201.189
Gestión Fiscal	18.266.716
OTROS INGRESOS	500.000
Otros ingresos ajenos a la operación	500.000
1.2 GASTOS CORRIENTES	**99.022.237**
GASTOS DE CONSUMO	68.087.448
Remuneraciones	57.660.196
Sueldos, salarios y otras retribuciones	57.660.196
Compra de bienes y servicios	10.427.252
Bienes de consumo	6.148.880
Servicios no personales	4.278.372
TRANSFERENCIAS Y DONACIONES CORRIENTES	30.934.789
Al sector privado	30.934.789
Transferencias corrientes al sector privado	30.934.789
Directas a personas	30.934.789
Pensiones y otros beneficios asociados	1.348.192
Jubilaciones y otros beneficios asociados	25.678.068
Otras transferencias directas a personas	3.908.529
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.215.668**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.215.668**
RECURSOS PROPIOS DE CAPITAL	1.215.668
Ahorro en cuenta corriente	1.215.668
2.2 GASTOS DE CAPITAL	**715.668**
INVERSIÓN REAL DIRECTA	715.668
Formación bruta de capital fijo	715.668
Maquinaria, equipos y otros bienes muebles	715.668
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**500.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**500.000**
SUPERÁVIT FINANCIERO	500.000
3.2 APLICACIONES FINANCIERAS	**500.000**
DISMINUCIÓN DE PASIVOS	500.000
Disminución de cuentas y efectos por pagar	500.000
Disminución de cuentas y efectos por pagar a corto plazo	500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	500.000

A0036

Instituto Universitario de Tecnología de Puerto Cabello

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE PUERTO CABELLO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Universitario de Tecnología Puerto Cabello, fue creado en el año 1977, para cumplir con la formación de Técnico Superior Universitario en las unidades curriculares de: Mecánica Industrial, Metalurgia y Mecánica Térmica, hace menos de ocho (08) años, se fueron insertando las unidades curriculares de Mecánica Automotriz y mas recientemente con la nueva Extensión de la Costa Oriental del Estado Falcón, en la Sede Chichiriviche, se dictan las unidades curriculares de: Gestión Hotelera, Turística y Mecánica, con un nuevo diseño curricular enmarcado dentro de la Nación que está naciendo.

A partir del año 2007, el Instituto tiene como visión cumplir los requisitos necesarios de la Misión Alma Mater, para transformarse mediante decreto presidencial, en Universidad Politécnica, dedicada al desarrollo y divulgación del conocimiento en las áreas de ciencia, tecnología y a la comprensión del hombre en sus dimensiones histórico social, así como también, una imagen que propicia la transformación institucional para proyectarse como una organización de prestigio académico y con la participación y beneficio de su comunidad y su entorno.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**103.330.262**
INGRESOS CORRIENTES ORDINARIOS	103.330.262
INGRESOS DE LA PROPIEDAD	100.000
Intereses	100.000
Intereses internos	100.000
Intereses por depósitos	100.000
TRANSFERENCIAS CORRIENTES	103.230.262
Transferencias corrientes del sector público	103.230.262
Transferencias corrientes internas recibidas del sector público	103.230.262
De la República	103.230.262
FUENTES DE FINANCIAMIENTO	**200.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	200.000
Disminución de otros activos financieros	200.000
Disminución de disponibilidades	200.000
Disminución de bancos	200.000
TOTAL RECURSOS	**103.530.262**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**101.741.212**
GASTOS DE CONSUMO	80.278.507
Remuneraciones	68.598.270
Sueldos, salarios y otras retribuciones	19.451.341
Beneficios y complementos de sueldos y salarios	23.461.103
Aportes patronales	4.930.224
Prestaciones sociales y otras indemnizaciones	10.144.423
Asistencia socioeconómica	10.456.679
Otros gastos de personal	154.500
Compra de bienes y servicios	11.680.237
Bienes de consumo	2.091.700
Servicios no personales	9.588.537
TRANSFERENCIAS Y DONACIONES CORRIENTES	21.462.705
Al sector privado	20.688.478
Transferencias corrientes al sector privado	20.448.478
Directas a personas	20.448.478
Pensiones y otros beneficios asociados	500.496
Jubilaciones y otros beneficios asociados	17.715.142
Otras transferencias directas a personas	2.232.840
Donaciones corrientes al sector privado	240.000
Donaciones a personas	240.000
Al sector público	774.227
Transferencias corrientes al sector público	774.227
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	774.227
GASTOS DE CAPITAL	**1.589.050**
INVERSIÓN REAL DIRECTA	1.589.050
Formación bruta de capital fijo	1.589.050
Maquinaria, equipos y otros bienes muebles	1.589.050
APLICACIONES FINANCIERAS	**200.000**
DISMINUCIÓN DE PASIVOS	200.000
Disminución de cuentas y efectos por pagar	200.000
Disminución de cuentas y efectos por pagar a corto plazo	200.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	75.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar	100.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	15.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	15.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	15.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	15.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	10.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	10.000
Disminución de otros aportes patronales por pagar	5.000
Disminución de otras retenciones laborales por pagar	5.000
Disminución cuentas por pagar a proveedores a corto plazo	12.000
Disminución cuentas por pagar a contratistas a corto plazo	13.000
TOTAL GASTOS	**103.530.262**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117458	Programas nacionales de formación	Matricula			3.130		22.420.958			22.420.958
118030	Formación en carrera	Matricula			2.640		14.697.354			14.697.354
118045	Formación de postgrado o estudios avanzados.	Matricula			60		100.000			100.000
118051	Investigación, innovación y gestión del conocimiento.	Investigación			1		160.000			160.000
118103	Sistema de recursos para la formación e intercambio académico.	Usuario	3.860	1.960	5.820		675.500			675.500
118126	Sistema de apoyo al desarrollo estudiantil.	Servicio			3.500		8.073.117			8.073.117
118149	Intercambio y gestión del conocimiento con la sociedad.	Comunidad			12		453.000			453.000
118154	Desarrollo y mantenimiento de la infraestructura fisica.	Metro Cuadrado			20.000		15.613.361			15.613.361
118163	Territorializacion y municipalización de la educación universitaria.	Plan			1		39.000			39.000
	TOTAL						62.232.290			62.232.290

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		17.028.097			17.028.097
02	Gestión administrativa	300.000	5.754.237			6.054.237
03	Previsión y protección social		18.215.638			18.215.638
	TOTAL	**300.000**	**40.997.972**			**41.297.972**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**142**	**173**		**315**	**13.035.073**		**13.035.073**
Directivo	1	2		3	199.944		199.944
Profesional y Técnico	26	12		38	1.019.136		1.019.136
Personal Administrativo	8	4		12	294.912		294.912
Personal Docente	72	120		192	9.800.197		9.800.197
Obrero	35	35		70	1.720.884		1.720.884
Personal Fijo a Tiempo Parcial	**2**	**5**		**7**	**171.936**		**171.936**
Personal Docente	2	5		7	171.936		171.936
Personal Contratado	**133**	**110**		**243**	**6.244.332**		**6.244.332**
Profesional y Técnico	60	16		76	1.924.764		1.924.764
Personal Administrativo	12	3		15	368.640		368.640
Personal Docente	41	67		108	2.868.456		2.868.456
Obrero	20	24		44	1.082.472		1.082.472
TOTAL	**277**	**288**		**565**	**19.451.341**		**19.451.341**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**17**	**14**	**31**	**500.496**
Obreros		2	2	52.050
Empleados	7	9	16	236.759
Docentes	10	3	13	211.687
Jubilados	**76**	**109**	**185**	**17.715.142**
Obreros	21	26	47	2.720.431
Empleados	35	11	46	3.381.408
Docentes	20	72	92	11.613.303
TOTAL	**93**	**123**	**216**	**18.215.638**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	68.598.270
4.02	Materiales, suministros y mercancías	2.091.700
4.03	Servicios no personales	9.588.537
4.04	Activos reales	1.589.050
4.07	Transferencias y donaciones	21.462.705
4.11	Disminución de pasivos	200.000
	TOTAL	**103.530.262**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**103.330.262**
INGRESOS CORRIENTES ORDINARIOS	103.330.262
INGRESOS DE LA PROPIEDAD	100.000
Intereses	100.000
Intereses internos	100.000
Intereses por depósitos	100.000
TRANSFERENCIAS CORRIENTES	103.230.262
Transferencias corrientes del sector público	103.230.262
Transferencias corrientes internas recibidas del sector público	103.230.262
De la República	103.230.262
Recursos Ordinarios	84.140.491
Gestión Fiscal	19.089.771
1.2 GASTOS CORRIENTES	**101.741.212**
GASTOS DE CONSUMO	80.278.507
Remuneraciones	68.598.270
Sueldos, salarios y otras retribuciones	19.451.341
Beneficios y complementos de sueldos y salarios	23.461.103
Aportes patronales	4.930.224
Prestaciones sociales y otras indemnizaciones	10.144.423
Asistencia socioeconómica	10.456.679
Otros gastos de personal	154.500
Compra de bienes y servicios	11.680.237
Bienes de consumo	2.091.700
Servicios no personales	9.588.537
TRANSFERENCIAS Y DONACIONES CORRIENTES	21.462.705
Al sector privado	20.688.478
Transferencias corrientes al sector privado	20.448.478
Directas a personas	20.448.478
Pensiones y otros beneficios asociados	500.496
Jubilaciones y otros beneficios asociados	17.715.142
Otras transferencias directas a personas	2.232.840
Donaciones corrientes al sector privado	240.000
Donaciones a personas	240.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
Al sector público	774.227
Transferencias corrientes al sector público	774.227
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	774.227
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.589.050**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.589.050**
RECURSOS PROPIOS DE CAPITAL	1.589.050
Ahorro en cuenta corriente	1.589.050
2.2 GASTOS DE CAPITAL	**1.589.050**
INVERSIÓN REAL DIRECTA	1.589.050
Formación bruta de capital fijo	1.589.050
Maquinaria, equipos y otros bienes muebles	1.589.050
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**200.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	200.000
Disminución de otros activos financieros	200.000
Disminución de disponibilidades	200.000
Disminución de bancos	200.000
3.2 APLICACIONES FINANCIERAS	**200.000**
DISMINUCIÓN DE PASIVOS	200.000
Disminución de cuentas y efectos por pagar	200.000
Disminución de cuentas y efectos por pagar a corto plazo	200.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	75.000
Disminución de aportes patronales y retenciones laborales por pagar	100.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	15.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	15.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	15.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	15.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	10.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	10.000
Disminución de otros aportes patronales por pagar	5.000
Disminución de otras retenciones laborales por pagar	5.000
Disminución cuentas por pagar a proveedores a corto plazo	12.000
Disminución cuentas por pagar a contratistas a corto plazo	13.000

A0038

Instituto Universitario de Tecnología de Valencia

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE VALENCIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Universitario de Tecnología de Valencia, tiene como misión la formación de técnicos superiores en las especialidades de: Química, Electricidad (mención; potencia industrial e instrumentación y control), Polímeros e Informática. Con la finalidad de formar talento humano altamente capacitado, que serán el soporte fundamental en el logro de los procesos industriales de la zona industrial y comercial de la región y de todo el territorio nacional.

La formación de tales técnicos superiores, está enmarcada en las líneas generales del Plan de Desarrollo Económico y Social de la Nación para el Período 2007-2013 y cumpliendo con los objetivos estratégicos, todo ello, atendiendo al principio de participación activa de hombres y mujeres necesarios para impulsar el proceso de cambio que requiere el Estado y alcanzar el bienestar colectivo.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**125.064.769**
INGRESOS CORRIENTES ORDINARIOS	125.064.769
TRANSFERENCIAS CORRIENTES	124.864.769
Transferencias corrientes del sector público	124.864.769
Transferencias corrientes internas recibidas del sector público	124.864.769
De la República	124.864.769
OTROS INGRESOS	200.000
Otros ingresos ordinarios	200.000
FUENTES DE FINANCIAMIENTO	**14.515.388**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	14.515.388
Disminución de otros activos financieros	14.515.388
Disminución de disponibilidades	14.515.388
Disminución de bancos	14.515.388
TOTAL RECURSOS	**139.580.157**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**122.888.003**
GASTOS DE CONSUMO	95.027.424
Remuneraciones	49.851.764
Sueldos, salarios y otras retribuciones	15.012.628
Beneficios y complementos de sueldos y salarios	18.057.603
Aportes patronales	2.194.927
Prestaciones sociales y otras indemnizaciones	7.606.341
Asistencia socioeconómica	5.021.265
Otros gastos de personal	1.959.000
Compra de bienes y servicios	45.175.660
Bienes de consumo	11.230.600
Servicios no personales	33.945.060
TRANSFERENCIAS Y DONACIONES CORRIENTES	27.860.579
Al sector privado	27.860.579
Transferencias corrientes al sector privado	27.104.579
Directas a personas	27.104.579
Pensiones y otros beneficios asociados	1.309.664
Jubilaciones y otros beneficios asociados	18.917.881
Otras transferencias directas a personas	6.877.034
Donaciones corrientes al sector privado	756.000
Donaciones a personas	756.000
GASTOS DE CAPITAL	**13.367.154**
INVERSIÓN REAL DIRECTA	13.367.154
Formación bruta de capital fijo	13.367.154
Maquinaria, equipos y otros bienes muebles	13.367.154
APLICACIONES FINANCIERAS	**3.325.000**
DISMINUCIÓN DE PASIVOS	3.325.000
Disminución de cuentas y efectos por pagar	3.325.000
Disminución de cuentas y efectos por pagar a corto plazo	3.325.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.200.000
Disminución de aportes patronales y retenciones laborales por pagar	1.525.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	840.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	185.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	25.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	70.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	45.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	360.000
Disminución cuentas por pagar a proveedores a corto plazo	600.000
TOTAL GASTOS	**139.580.157**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117207	Programa nacional de formación	Matricula			14		16.284.758			16.284.758
117211	Formación en carrera	Matricula			14		9.508.155			9.508.155
117292	Formación de postgrado o estudios avanzados	Matricula			4		585.984			585.984
117301	Investigación, innovación y gestión del conocimiento	Investigación			12		421.320			421.320
117317	Sistema de recursos para la formación e intercambio académico	Usuario Atendido	2.339	3.101	5.440		6.995.776			6.995.776
117374	Intercambio y gestión del conocimiento con la sociedad	Comunidad			37		3.178.388			3.178.388
117646	Sistemas de apoyo al desarrollo estudiantil	Servicio Prestado			5.440		29.764.634			29.764.634
117651	Territorialización y municipalización de la educación universitaria	Plan			12		638.000			638.000
117877	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			47		18.698.766			18.698.766
	TOTAL						86.075.781			86.075.781

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		14.097.364			14.097.364
02	Gestión administrativa	14.715.388	4.354.079			19.069.467
03	Previsión y protección social		20.337.545			20.337.545
	TOTAL	**14.715.388**	**38.788.988**			**53.504.376**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**122**	**85**		**207**	**7.044.830**	**24.960**	**7.069.790**
Profesional y Técnico	42	14		56	1.753.052		1.753.052
Personal Administrativo	10	1		11	22.528	24.960	47.488
Personal Docente	23	15		38	2.316.972		2.316.972
Personal de Investigación	9	11		20	833.448		833.448
Obrero	38	44		82	2.118.830		2.118.830
Personal Fijo a Tiempo Parcial	**2**	**10**		**12**	**262.344**		**262.344**
Profesional y Técnico	2			2	30.528		30.528
Personal Docente		10		10	231.816		231.816
Personal Contratado	**104**	**125**		**229**	**7.625.621**		**7.625.621**
Profesional y Técnico	19	12		31	641.508		641.508
Personal Administrativo	4	2		6	319.488		319.488
Personal Docente	76	105		181	6.371.904		6.371.904
Obrero	5	6		11	292.721		292.721
TOTAL	**228**	**220**		**448**	**14.932.795**	**24.960**	**14.957.755**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**17**	**7**	**24**	**1.309.664**
Obreros	3	4	7	270.455
Docentes	14	3	17	1.039.209
Jubilados	**95**	**79**	**174**	**18.917.881**
Obreros	8	14	22	1.645.433
Empleados	39	5	44	3.477.701
Docentes	48	60	108	13.794.747
TOTAL	**112**	**86**	**198**	**20.227.545**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	49.851.764
4.02	Materiales, suministros y mercancías	11.230.600
4.03	Servicios no personales	33.945.060
4.04	Activos reales	13.367.154
4.07	Transferencias y donaciones	27.860.579
4.11	Disminución de pasivos	3.325.000
	TOTAL	**139.580.157**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**125.064.769**
INGRESOS CORRIENTES ORDINARIOS	125.064.769
TRANSFERENCIAS CORRIENTES	124.864.769
Transferencias corrientes del sector público	124.864.769
Transferencias corrientes internas recibidas del sector público	124.864.769
De la República	124.864.769
Recursos Ordinarios	102.235.978
Gestión Fiscal	22.628.791
OTROS INGRESOS	200.000
Otros ingresos ordinarios	200.000
1.2 GASTOS CORRIENTES	**122.888.003**
GASTOS DE CONSUMO	95.027.424
Remuneraciones	49.851.764
Sueldos, salarios y otras retribuciones	15.012.628
Beneficios y complementos de sueldos y salarios	18.057.603
Aportes patronales	2.194.927
Prestaciones sociales y otras indemnizaciones	7.606.341
Asistencia socioeconómica	5.021.265
Otros gastos de personal	1.959.000
Compra de bienes y servicios	45.175.660
Bienes de consumo	11.230.600
Servicios no personales	33.945.060
TRANSFERENCIAS Y DONACIONES CORRIENTES	27.860.579
Al sector privado	27.860.579
Transferencias corrientes al sector privado	27.104.579
Directas a personas	27.104.579
Pensiones y otros beneficios asociados	1.309.664
Jubilaciones y otros beneficios asociados	18.917.881
Otras transferencias directas a personas	6.877.034
Donaciones corrientes al sector privado	756.000
Donaciones a personas	756.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.176.766**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.176.766**
RECURSOS PROPIOS DE CAPITAL	2.176.766
Ahorro en cuenta corriente	2.176.766
2.2 GASTOS DE CAPITAL	**13.367.154**
INVERSIÓN REAL DIRECTA	13.367.154
Formación bruta de capital fijo	13.367.154
Maquinaria, equipos y otros bienes muebles	13.367.154
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(11.190.388)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**14.515.388**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	14.515.388
Disminución de otros activos financieros	14.515.388
Disminución de disponibilidades	14.515.388
Disminución de bancos	14.515.388
3.2 APLICACIONES FINANCIERAS	**14.515.388**
DISMINUCIÓN DE PASIVOS	3.325.000
Disminución de cuentas y efectos por pagar	3.325.000
Disminución de cuentas y efectos por pagar a corto plazo	3.325.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.200.000
Disminución de aportes patronales y retenciones laborales por pagar	1.525.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	840.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	185.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	25.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	70.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	45.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	360.000
Disminución cuentas por pagar a proveedores a corto plazo	600.000
DÉFICIT FINANCIERO	11.190.388

A0039

Instituto Universitario de Tecnología del Estado Trujillo

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL ESTADO TRUJILLO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Universitario de Tecnología del Estado Trujillo, creado por Decreto Presidencial N° 2775, de fecha 1 de Agosto de 1978, tiene como actividad principal la formación de profesionales universitarios, tanto de carreras cortas como de carreras largas, para convertirlos en un talento humano altamente calificado de manera tal que responda a las necesidades del entorno comunitario y coadyuve con sus conocimientos al desarrollo endógeno, aplicando sus habilidades y destrezas para la productividad sustentable. El Instituto es considerado en el ámbito del Estado Trujillo como un bastión esencial y un ente formador del talento humano que requiere el desarrollo económico y social, tanto del país como de la región local. En este sentido, el Instituto, representa un papel transformador que debe significar una casa de estudios universitarios en el terreno nacional y regional, dando respuestas especificas y oportunas a las comunidades, esta situación ha llevado a toda la comunidad universitaria a involucrarse en un proceso de transformación y modernización, que implican cambios constantes para adaptarse a la nueva realidad social y política que envuelve al país.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**126.460.214**
INGRESOS CORRIENTES ORDINARIOS	126.460.214
TRANSFERENCIAS CORRIENTES	126.460.214
Transferencias corrientes del sector público	126.460.214
Transferencias corrientes internas recibidas del sector público	126.460.214
De la República	126.460.214
FUENTES DE FINANCIAMIENTO	**4.835.714**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.835.714
Disminución de otros activos financieros	4.835.714
Disminución de disponibilidades	4.835.714
Disminución de bancos	4.835.714
TOTAL RECURSOS	**131.295.928**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**127.384.336**
GASTOS DE CONSUMO	106.293.103
Remuneraciones	86.422.459
Sueldos, salarios y otras retribuciones	35.862.231
Beneficios y complementos de sueldos y salarios	22.534.838
Aportes patronales	6.693.809
Prestaciones sociales y otras indemnizaciones	10.248.163
Asistencia socioeconómica	6.589.418
Otros gastos de personal	4.494.000
Compra de bienes y servicios	19.870.644
Bienes de consumo	2.419.570
Servicios no personales	17.451.074
TRANSFERENCIAS Y DONACIONES CORRIENTES	21.091.233
Al sector privado	21.091.233
Transferencias corrientes al sector privado	21.091.233
Directas a personas	21.091.233
Pensiones y otros beneficios asociados	89.035
Jubilaciones y otros beneficios asociados	12.794.826
Otras transferencias directas a personas	8.207.372
GASTOS DE CAPITAL	**1.032.652**
INVERSIÓN REAL DIRECTA	1.032.652
Formación bruta de capital fijo	1.032.652
Bienes preexistentes	1.032.652
APLICACIONES FINANCIERAS	**2.878.940**
DISMINUCIÓN DE PASIVOS	2.878.940
Disminución de cuentas y efectos por pagar	2.878.940
Disminución de cuentas y efectos por pagar a corto plazo	2.878.940
Disminución de sueldos, salarios y otras remuneraciones por pagar	671.211
Disminución de aportes patronales y retenciones laborales por pagar	1.824.779
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	331.715

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	212.186
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	65.762
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	44.542
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	654.124
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	373.268
Disminución de otras retenciones laborales por pagar	143.182
Disminución de efectos por pagar a proveedores a corto plazo	382.950
TOTAL GASTOS	**131.295.928**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117201	Formación en carreras	Matricula			1.044		22.499.195			22.499.195
117724	Programas nacionales de formación	Matricula			10.417		27.330.261			27.330.261
117786	Formación de postgrado o estudios avanzados	Matricula			150		278.976			278.976
117802	Investigación, innovación y gestión del conocimiento	Investigación			30		161.065			161.065
117829	Sistema de recursos para la formación e intercambio académico	Usuario	5.686	5.775	11.461		551.808			551.808
117982	Sistemas de apoyo al desarrollo estudiantil:	Servicio			11.461	1.130.000	16.299.460			17.429.460
118046	Intercambio y gestión del conocimiento con la sociedad	Comunidad			10		305.669			305.669
118055	Desarrollo y mantenimiento de infraestructura fisica	Metro Cuadrado			40.000	826.774	13.888.546			14.715.320
118099	Territorialización y municipalización de la educación universitaria	Plan			3		120.201			120.201
	TOTAL					1.956.774	81.435.181			83.391.955

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		28.096.745			28.096.745
02	Gestión administrativa	2.878.940	3.266.550			6.145.490
03	Previsión y protección social		13.501.733			13.501.733
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		160.005			160.005
	TOTAL	2.878.940	45.025.033			47.903.973

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**162**	**172**	**128**	**462**	**15.221.628**		**15.221.628**
Directivo	1	3		4	168.240		168.240
Profesional y Técnico	44	24	47	115	1.820.808		1.820.808
Personal Administrativo	37	1	74	112	1.732.608		1.732.608
Personal Docente	48	87		135	9.288.288		9.288.288
Obrero	32	57	7	96	2.211.684		2.211.684
Personal Contratado	**240**	**184**		**424**	**12.245.208**		**12.245.208**
Profesional y Técnico	64	27		91	2.186.664		2.186.664
Personal Administrativo	32	8		40	958.464		958.464
Personal Docente	128	137		265	8.411.952		8.411.952
Obrero	16	12		28	688.128		688.128
TOTAL	**402**	**356**	**128**	**886**	**27.466.836**		**27.466.836**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados		**1**	**1**	**89.035**
Docentes		1	1	89.035
Jubilados	**55**	**70**	**125**	**12.794.826**
Obreros	6	8	14	866.621
Empleados	32	11	43	3.079.635
Docentes	17	51	68	8.848.570
TOTAL	**55**	**71**	**126**	**12.883.861**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	86.422.459
4.02	Materiales, suministros y mercancías	2.419.570
4.03	Servicios no personales	17.451.074
4.04	Activos reales	1.032.652
4.07	Transferencias y donaciones	21.091.233
4.11	Disminución de pasivos	2.878.940
	TOTAL	**131.295.928**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**126.460.214**
INGRESOS CORRIENTES ORDINARIOS	126.460.214
TRANSFERENCIAS CORRIENTES	126.460.214
Transferencias corrientes del sector público	126.460.214
Transferencias corrientes internas recibidas del sector público	126.460.214
De la República	126.460.214
Recursos Ordinarios	103.518.798
Gestión Fiscal	22.941.416
1.2 GASTOS CORRIENTES	**127.384.336**
GASTOS DE CONSUMO	106.293.103
Remuneraciones	86.422.459
Sueldos, salarios y otras retribuciones	35.862.231
Beneficios y complementos de sueldos y salarios	22.534.838
Aportes patronales	6.693.809
Prestaciones sociales y otras indemnizaciones	10.248.163
Asistencia socioeconómica	6.589.418
Otros gastos de personal	4.494.000
Compra de bienes y servicios	19.870.644
Bienes de consumo	2.419.570
Servicios no personales	17.451.074
TRANSFERENCIAS Y DONACIONES CORRIENTES	21.091.233
Al sector privado	21.091.233
Transferencias corrientes al sector privado	21.091.233
Directas a personas	21.091.233
Pensiones y otros beneficios asociados	89.035
Jubilaciones y otros beneficios asociados	12.794.826
Otras transferencias directas a personas	8.207.372

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(924.122)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(924.122)**
RECURSOS PROPIOS DE CAPITAL	(924.122)
Desahorro en cuenta corriente	(924.122)
2.2 GASTOS DE CAPITAL	**1.032.652**
INVERSIÓN REAL DIRECTA	1.032.652
Formación bruta de capital fijo	1.032.652
Bienes preexistentes	1.032.652
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.956.774)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.835.714**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.835.714
Disminución de otros activos financieros	4.835.714
Disminución de disponibilidades	4.835.714
Disminución de bancos	4.835.714
3.2 APLICACIONES FINANCIERAS	**4.835.714**
DISMINUCIÓN DE PASIVOS	2.878.940
Disminución de cuentas y efectos por pagar	2.878.940
Disminución de cuentas y efectos por pagar a corto plazo	2.878.940
Disminución de sueldos, salarios y otras remuneraciones por pagar	671.211
Disminución de aportes patronales y retenciones laborales por pagar	1.824.779
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	331.715
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	212.186
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	65.762

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	44.542
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	654.124
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	373.268
Disminución de otras retenciones laborales por pagar	143.182
Disminución de efectos por pagar a proveedores a corto plazo	382.950
DÉFICIT FINANCIERO	1.956.774

A0040

Instituto Universitario de Tecnología "José Antonio Anzoátegui ", El Tigre

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA "JOSÉ ANTONIO ANZOÁTEGUI ", EL TIGRE

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Universitario de Tecnología "José Antonio Anzoátegui ", El Tigre, es una Institución de Educación Universitaria destinada a proveer hombres y mujeres preparados integralmente, dentro del campo de la ciencia, la tecnología y de los servicios que se requieran para el desarrollo social, cultural y económico del país.

El objetivo del Instituto Universitario de Tecnología "José Antonio Anzoátegui, está dirigido a:

- Promover el Desarrollo Comunitario de la Región donde se encuentran establecido.
- Ofrecer una formación integral de sólido basamento ético y humanístico a sus estudiantes.
- Desarrollar en los estudiantes una actitud crítica a problemas de la sociedad contemporánea y suministrar instrumentos conceptuales básicos que le permitan alcanzar con éxito los futuros retos profesionales.
- Dirigir programas que conduzcan a la formación de un profesional altamente calificado en áreas de su competencia, dentro de los parámetros de la excelencia académica, de tal manera que pueda propiciar instrumentos de cambios permanentemente en la comunidad donde se desempeña.
- Realizar programas de investigación, atendiendo a las necesidades y requerimientos locales, regionales y nacionales del sistema productivo y económico del medio social.
- Establecer nuevas orientaciones, modernos sistemas de aprendizaje y estructuras en la educación universitaria.

El Instituto se perfila como un ente moderno dentro del sector universitario, para la formación de recursos humanos de excelencia académica, mediante la integración de las funciones de docencia, investigación, extensión y producción, para ser incorporados al Desarrollo Social a nivel local, regional y nacional en todas sus manifestaciones.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**155.385.109**
INGRESOS CORRIENTES ORDINARIOS	155.385.109
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	899.445
Venta de otros bienes y servicios	899.445
TRANSFERENCIAS CORRIENTES	154.485.664
Transferencias corrientes del sector público	154.485.664
Transferencias corrientes internas recibidas del sector público	154.485.664
De la República	154.485.664
TOTAL RECURSOS	**155.385.109**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**149.582.911**
GASTOS DE CONSUMO	113.140.431
Remuneraciones	105.630.471
Sueldos, salarios y otras retribuciones	47.912.404
Beneficios y complementos de sueldos y salarios	30.558.237
Aportes patronales	8.818.899
Prestaciones sociales y otras indemnizaciones	6.614.560
Asistencia socioeconómica	11.341.371
Otros gastos de personal	385.000
Compra de bienes y servicios	7.408.960
Bienes de consumo	3.338.960
Servicios no personales	4.070.000
Impuestos indirectos	101.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	36.442.480
Al sector privado	36.442.480
Transferencias corrientes al sector privado	35.842.480
Directas a personas	33.883.838
Pensiones y otros beneficios asociados	1.002.485
Jubilaciones y otros beneficios asociados	28.069.353
Otras transferencias directas a personas	4.812.000
Otras transferencias corrientes internas al sector privado	1.958.642
Donaciones corrientes al sector privado	600.000
Donaciones a personas	600.000
GASTOS DE CAPITAL	**5.102.198**
INVERSIÓN REAL DIRECTA	5.102.198
Formación bruta de capital fijo	5.051.545
Edificios e instalaciones	970.000
Maquinaria, equipos y otros bienes muebles	1.881.545
Construcciones de bienes de dominio privado	2.200.000
Bienes intangibles	50.653

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**700.000**
DISMINUCIÓN DE PASIVOS	700.000
Disminución de cuentas y efectos por pagar	700.000
Disminución de cuentas y efectos por pagar a corto plazo	700.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	700.000
TOTAL GASTOS	**155.385.109**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117279	Programas nacionales de formación	Matricula			3.600		47.446.649			47.446.649
117280	Formación de postgrado o estudios avanzados	Matrícula			751		209.800			209.800
117305	Intercambio y gestión del conocimiento con la sociedad	Plan			229		257.500			257.500
117313	Investigación, innovación y gestión del conocimiento.	Proyecto / Plan			30		243.800			243.800
117462	Sistema de apoyo al desarrollo estudiantil	Servicio Prestado			841.921		9.718.642			9.718.642
117509	Formación de carreras	Matricula			3.400		3.159.997			3.159.997
117648	Sistema de recursos para la formación e intercambio académico	Servicio			14.600		1.233.500			1.233.500
117669	Desarrollo y mantenimiento de infraestructura física.	Metro Cuadrado			14.005		34.816.706			34.816.706
117860	Territorialización y municipalización de la educación universitaria	Plan			6		505.558			505.558
	TOTAL						97.592.152			97.592.152

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		22.857.119			22.857.119
02	Gestión administrativa	899.445	4.964.555			5.864.000
03	Previsión y protección social		29.071.838			29.071.838
	TOTAL	**899.445**	**56.893.512**			**57.792.957**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**308**	**237**		**545**	**18.975.588**	**253.786**	**19.229.374**
Directivo	1	2		3	205.932		205.932
Profesional y Técnico	70	12		82	2.131.235	227.710	2.358.945
Personal Administrativo	39	5		44	1.081.091	26.076	1.107.167
Personal Docente	106	83		189	9.748.524		9.748.524
Obrero	92	135		227	5.808.806		5.808.806
Personal Contratado	**232**	**256**		**488**	**14.386.021**		**14.386.021**
Profesional y Técnico	18	33		51	2.087.290		2.087.290
Personal Administrativo	27	8		35	2.707.285		2.707.285
Personal Docente	135	156		291	7.192.352		7.192.352
Obrero	52	59		111	2.399.094		2.399.094
TOTAL	**540**	**493**		**1.033**	**33.361.609**	**253.786**	**33.615.395**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**10**	**7**	**17**	**1.002.485**
Obreros	3		3	194.505
Docentes	7	7	14	807.980
Jubilados	**166**	**122**	**288**	**28.069.353**
Obreros	38	39	77	5.150.898
Empleados	44	2	46	5.150.471
Docentes	84	81	165	17.767.984
TOTAL	**176**	**129**	**305**	**29.071.838**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	105.630.471
4.02	Materiales, suministros y mercancías	3.338.960
4.03	Servicios no personales	4.171.000
4.04	Activos reales	5.102.198
4.07	Transferencias y donaciones	36.442.480
4.11	Disminución de pasivos	700.000
	TOTAL	**155.385.109**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**155.385.109**
INGRESOS CORRIENTES ORDINARIOS	155.385.109
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	899.445
Venta de otros bienes y servicios	899.445
TRANSFERENCIAS CORRIENTES	154.485.664
Transferencias corrientes del sector público	154.485.664
Transferencias corrientes internas recibidas del sector público	154.485.664
De la República	154.485.664
Recursos Ordinarios	126.580.656
Gestión Fiscal	27.905.008
1.2 GASTOS CORRIENTES	**149.582.911**
GASTOS DE CONSUMO	113.140.431
Remuneraciones	105.630.471
Sueldos, salarios y otras retribuciones	47.912.404
Beneficios y complementos de sueldos y salarios	30.558.237
Aportes patronales	8.818.899
Prestaciones sociales y otras indemnizaciones	6.614.560
Asistencia socioeconómica	11.341.371
Otros gastos de personal	385.000
Compra de bienes y servicios	7.408.960
Bienes de consumo	3.338.960
Servicios no personales	4.070.000
Impuestos indirectos	101.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	36.442.480
Al sector privado	36.442.480
Transferencias corrientes al sector privado	35.842.480
Directas a personas	33.883.838
Pensiones y otros beneficios asociados	1.002.485
Jubilaciones y otros beneficios asociados	28.069.353
Otras transferencias directas a personas	4.812.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
Otras transferencias corrientes internas al sector privado	1.958.642
Donaciones corrientes al sector privado	600.000
Donaciones a personas	600.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**5.802.198**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.802.198**
RECURSOS PROPIOS DE CAPITAL	5.802.198
Ahorro en cuenta corriente	5.802.198
2.2 GASTOS DE CAPITAL	**5.102.198**
INVERSIÓN REAL DIRECTA	5.102.198
Formación bruta de capital fijo	5.051.545
Edificios e instalaciones	970.000
Maquinaria, equipos y otros bienes muebles	1.881.545
Construcciones de bienes de dominio privado	2.200.000
Bienes intangibles	50.653
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**700.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**700.000**
SUPERÁVIT FINANCIERO	700.000
3.2 APLICACIONES FINANCIERAS	**700.000**
DISMINUCIÓN DE PASIVOS	700.000
Disminución de cuentas y efectos por pagar	700.000
Disminución de cuentas y efectos por pagar a corto plazo	700.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	700.000

A0042

Instituto Universitario de Tecnología de Cabimas

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE CABIMAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Universitario de Tecnología de Cabimas, tiene la misión de formar Técnicos Superiores Universitarios en las áreas que requiere la región en consonancia con las políticas del país, siguiendo una serie de estrategias tendentes a alcanzar los logros establecidos en el proyecto institucional.

En la búsqueda del cumplimiento de su misión el Instituto, en concordancia con lo establecido en el Reglamento de los Institutos y Colegios Universitarios, asume como propios los siguientes objetivos:

- Promover, a través de los estudios de nivel superior, el desarrollo y la promoción del hombre, de la comunidad y de la región en donde se establezcan.
- Formar profesionales universitarios en las áreas requeridas para el desarrollo integral del país.
- Capacitar a los estudiantes a fin de que afronten con éxito, las exigencias específicas de los estudios profesionales de nivel superior.
- Desarrollar en el individuo una actitud crítica ante los problemas del hombre y de la sociedad contemporánea y también suministrarle, las estructuras conceptuales básicas, que le permitan reaccionar satisfactoriamente ante estos problemas.
- Dirigir programas que conduzcan a la formación de un profesional calificado, dentro de los parámetros de excelencia académica, de manera tal que pueda propiciar un incremento permanente en la productividad.
- Realizar programas de investigación, atendiendo a las necesidades, requerimientos regionales y nacionales del sistema productivo y económico del medio social.
- Establecer nuevas orientaciones, modernos sistemas de aprendizaje y estructuras en la Educación Universitario.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**169.428.594**
INGRESOS CORRIENTES ORDINARIOS	42.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	22.000
Venta de otros bienes y servicios	22.000
INGRESOS DE LA PROPIEDAD	20.000
Intereses	20.000
Intereses internos	20.000
Intereses por depósitos	20.000
INGRESOS CORRIENTES EXTRAORDINARIOS	169.386.594
TRANSFERENCIAS Y DONACIONES CORRIENTES	169.386.594
Transferencias corrientes internas recibidas del sector público	169.386.594
De la República	169.386.594
FUENTES DE FINANCIAMIENTO	**715.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	715.000
Disminución de otros activos financieros	715.000
Disminución de disponibilidades	715.000
Disminución de bancos	715.000
TOTAL RECURSOS	**170.143.594**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**168.647.224**
GASTOS DE CONSUMO	127.492.908
Remuneraciones	109.670.536
Sueldos, salarios y otras retribuciones	30.041.485
Beneficios y complementos de sueldos y salarios	41.836.485
Aportes patronales	7.327.949
Prestaciones sociales y otras indemnizaciones	21.309.573
Asistencia socioeconómica	8.990.044
Otros gastos de personal	165.000
Compra de bienes y servicios	17.822.372
Bienes de consumo	3.578.869
Servicios no personales	14.243.503
TRANSFERENCIAS Y DONACIONES CORRIENTES	41.154.316
Al sector privado	39.883.917
Transferencias corrientes al sector privado	39.883.917
Directas a personas	39.883.917
Pensiones y otros beneficios asociados	4.538.566
Jubilaciones y otros beneficios asociados	31.896.551
Otras transferencias directas a personas	3.448.800
Al sector público	1.270.399
Transferencias corrientes al sector público	1.270.399
A los entes descentralizados sin fines empresariales para sus gastos	1.270.399
GASTOS DE CAPITAL	**1.101.370**
INVERSIÓN REAL DIRECTA	1.101.370
Formación bruta de capital fijo	1.101.370
Maquinaria, equipos y otros bienes muebles	1.101.370
APLICACIONES FINANCIERAS	**395.000**
DISMINUCIÓN DE PASIVOS	395.000
Disminución de cuentas y efectos por pagar	345.000
Disminución de cuentas y efectos por pagar a corto plazo	295.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	42.000
Disminución de aportes patronales y retenciones laborales por pagar	148.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	12.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	5.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	12.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	12.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	44.000
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	20.000
Disminución de otros aportes patronales por pagar	10.000
Disminución de otras retenciones laborales por pagar	13.000
Disminución cuentas por pagar a proveedores a corto plazo	75.000
Disminución cuentas por pagar a contratistas a corto plazo	30.000
Disminución de otras cuentas y efectos por pagar	50.000
Disminución de otras cuentas por pagar a corto plazo	50.000
Disminución de otros pasivos	50.000
Disminución de otros pasivos a corto plazo	50.000
TOTAL GASTOS	**170.143.594**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117539	Sistema de apoyo al desarrollo estudiantil	Servicio			8		15.820.699			15.820.699
117640	Formación de postgrado o estudios avanzados	Matrícula			300		35.000			35.000
117683	Investigación, innovación y gestión del conocimiento	Investigación			13		199.000			199.000
117716	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			30.367		991.500			991.500
117717	Sistema de recursos para la formación e intercambio académico	Usuario	2.259	4.212	6.471		441.738			441.738
117728	Formación en carreras	Matrícula			1.992		8.508.424			8.508.424
117768	Territorialización y municipalización de la educación universitaria	Plan			7		45.000			45.000
117796	Intercambio y gestión del conocimiento con la sociedad	Comunidad			3		483.500			483.500
118096	Programas nacionales de formación	Matrícula			6.471		37.181.886			37.181.886
TOTAL							**63.706.747**			**63.706.747**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		64.199.226			64.199.226
02	Gestión administrativa	757.000	5.045.504			5.802.504
03	Previsión y protección social		36.435.117			36.435.117
TOTAL		**757.000**	**105.679.847**			**106.436.847**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**222**	**192**		**414**	**13.187.712**	**245.124**	**13.432.836**
Directivo	2	1		3	28.562		28.562
Profesional y Técnico	38	12		50	1.072.138	79.800	1.151.938
Personal Administrativo	91	8		99	2.616.540	165.324	2.781.864
Personal Docente	39	62		101	5.531.664		5.531.664
Obrero	50	109		159	3.938.808		3.938.808
Personal Fijo a Tiempo Parcial	**3**	**5**		**8**	**94.428**	**2.184**	**96.612**
Personal Docente	1	3		4	55.080		55.080
Personal Médico	2	2		4	39.348	2.184	41.532
Personal Contratado	**253**	**283**		**536**	**15.963.585**		**15.963.585**
Personal Docente	148	174		322	13.314.276		13.314.276
Obrero	25	66		91	2.649.309		2.649.309
TOTAL	**478**	**480**		**958**	**29.245.725**	**247.308**	**29.493.033**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**33**	**22**	**55**	**4.538.566**
Obreros	9	8	17	954.164
Empleados	4	2	6	149.258
Docentes	20	12	32	3.435.144
Jubilados	**129**	**150**	**279**	**31.896.551**
Obreros	29	41	70	5.000.117
Empleados	42	10	52	4.253.472
Docentes	58	99	157	22.642.962
TOTAL	**162**	**172**	**334**	**36.435.117**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	109.670.536
4.02	Materiales, suministros y mercancías	3.578.869
4.03	Servicios no personales	14.243.503
4.04	Activos reales	1.101.370
4.07	Transferencias y donaciones	41.154.316
4.11	Disminución de pasivos	395.000
	TOTAL	**170.143.594**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**169.428.594**
INGRESOS CORRIENTES ORDINARIOS	42.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	22.000
Venta de otros bienes y servicios	22.000
INGRESOS DE LA PROPIEDAD	20.000
Intereses	20.000
Intereses internos	20.000
Intereses por depósitos	20.000
INGRESOS CORRIENTES EXTRAORDINARIOS	169.386.594
TRANSFERENCIAS Y DONACIONES CORRIENTES	169.386.594
Transferencias corrientes internas recibidas del sector público	169.386.594
De la República	169.386.594
Recursos Ordinarios	138.480.046
Gestión Fiscal	30.906.548
1.2 GASTOS CORRIENTES	**168.647.224**
GASTOS DE CONSUMO	127.492.908
Remuneraciones	109.670.536
Sueldos, salarios y otras retribuciones	30.041.485
Beneficios y complementos de sueldos y salarios	41.836.485
Aportes patronales	7.327.949
Prestaciones sociales y otras indemnizaciones	21.309.573
Asistencia socioeconómica	8.990.044
Otros gastos de personal	165.000
Compra de bienes y servicios	17.822.372
Bienes de consumo	3.578.869
Servicios no personales	14.243.503
TRANSFERENCIAS Y DONACIONES CORRIENTES	41.154.316
Al sector privado	39.883.917
Transferencias corrientes al sector privado	39.883.917
Directas a personas	39.883.917
Pensiones y otros beneficios asociados	4.538.566
Jubilaciones y otros beneficios asociados	31.896.551

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Otras transferencias directas a personas	3.448.800
Al sector público	1.270.399
Transferencias corrientes al sector público	1.270.399
A los entes descentralizados sin fines empresariales para sus gastos	1.270.399
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**781.370**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**781.370**
RECURSOS PROPIOS DE CAPITAL	781.370
Ahorro en cuenta corriente	781.370
2.2 GASTOS DE CAPITAL	**1.101.370**
INVERSIÓN REAL DIRECTA	1.101.370
Formación bruta de capital fijo	1.101.370
Maquinaria, equipos y otros bienes muebles	1.101.370
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(320.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**715.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	715.000
Disminución de otros activos financieros	715.000
Disminución de disponibilidades	715.000
Disminución de bancos	715.000
3.2 APLICACIONES FINANCIERAS	**715.000**
DISMINUCIÓN DE PASIVOS	395.000
Disminución de cuentas y efectos por pagar	345.000
Disminución de cuentas y efectos por pagar a corto plazo	295.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	42.000
Disminución de aportes patronales y retenciones laborales por pagar	148.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	12.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	5.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	12.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	12.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	44.000
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	20.000
Disminución de otros aportes patronales por pagar	10.000
Disminución de otras retenciones laborales por pagar	13.000
Disminución cuentas por pagar a proveedores a corto plazo	75.000
Disminución cuentas por pagar a contratistas a corto plazo	30.000
Disminución de otras cuentas y efectos por pagar	50.000
Disminución de otras cuentas por pagar a corto plazo	50.000
Disminución de otros pasivos	50.000
Disminución de otros pasivos a corto plazo	50.000
DÉFICIT FINANCIERO	320.000

A0048

Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL OESTE "MARISCAL SUCRE"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Universitario de Tecnología del Oeste “Mariscal Sucre” (IUTOMS), esta en el proceso de transformación a Universidad Politécnica de acuerdo al Programa Nacional de Formación (PNF) de la Misión Alma Mater, orientará los recursos presupuestarios según cuota asignada por el Ejecutivo Nacional, asumiendo los lineamientos establecidos por el Ministerio del Poder Popular para la Educación Universitaria.

En este sentido, la institución se ubica dentro de un nivel de eficiencia con disposición e iniciativa, en el sistema educativo del país, contando con el apoyo de los miembros que conforman la organización para el desarrollo de las actividades, metas y objetivos planteados.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**57.337.533**
INGRESOS CORRIENTES ORDINARIOS	57.337.533
TRANSFERENCIAS CORRIENTES	57.337.533
Transferencias corrientes del sector público	57.337.533
Transferencias corrientes internas recibidas del sector público	57.337.533
De la República	57.337.533
FUENTES DE FINANCIAMIENTO	**4.480.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.480.000
Disminución de otros activos financieros	4.480.000
Disminución de disponibilidades	4.480.000
Disminución de bancos	4.480.000
TOTAL RECURSOS	**61.817.533**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**57.296.718**
GASTOS DE CONSUMO	49.210.349
Remuneraciones	45.538.850
Sueldos, salarios y otras retribuciones	17.359.241
Beneficios y complementos de sueldos y salarios	12.421.998
Aportes patronales	3.306.475
Prestaciones sociales y otras indemnizaciones	3.911.636
Asistencia socioeconómica	5.290.166
Otros gastos de personal	3.249.334
Compra de bienes y servicios	3.275.794
Bienes de consumo	282.352
Servicios no personales	2.993.442
Impuestos indirectos	395.705
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.086.369
Al sector privado	8.086.369
Transferencias corrientes al sector privado	8.086.369
Directas a personas	8.086.369
Pensiones y otros beneficios asociados	418.516
Jubilaciones y otros beneficios asociados	5.062.408
Otras transferencias directas a personas	2.605.445
GASTOS DE CAPITAL	**40.815**
INVERSIÓN REAL DIRECTA	40.815
Formación bruta de capital fijo	39.815
Maquinaria, equipos y otros bienes muebles	39.815
Bienes intangibles	1.000
APLICACIONES FINANCIERAS	**4.480.000**
DISMINUCIÓN DE PASIVOS	4.480.000
Disminución de cuentas y efectos por pagar	4.480.000
Disminución de cuentas y efectos por pagar a corto plazo	4.480.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	206.077
Disminución de aportes patronales y retenciones laborales por pagar	3.991.970

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	650.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	850.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	548.498
Disminución de otras retenciones laborales por pagar	1.943.472
Disminución cuentas por pagar a proveedores a corto plazo	281.953
TOTAL GASTOS	**61.817.533**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117422	Programas Nacionales de Formación	Matricula			4.560		23.218.994			23.218.994
117569	Formación de Carreras	Matricula			311		1.927.192			1.927.192
117760	Programa de Postgrado o estudios Avanzados	Matricula			155		1.896			1.896
117764	Investigación, Innovación y Gestión del Conocimiento	Proyecto			3		117.382			117.382
117840	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	500	200	700		322.460			322.460
118015	Intercambio y Gestión del Conocimiento con la Sociedad	Evento			5		352.832			352.832
118033	Desarrollo y Mantenimiento de Infraestructura Fìsica	Metro Cuadrado			7.000		3.234.844			3.234.844
118036	Sistema de Apoyo al Desarrollo Estudiantil	Estudiante			4.948		3.634.957			3.634.957
118038	Territorialización y Municipalización de la Educación Universitaria	Plan			1		3.176			3.176
	TOTAL						32.813.733			32.813.733

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		14.765.865			14.765.865
02	Gestión administrativa	4.480.000	3.503.965			7.983.965
03	Previsión y protección social		6.253.970			6.253.970
	TOTAL	**4.480.000**	**24.523.800**			**29.003.800**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**104**	**113**		**217**	**7.673.744**	**265.904**	**7.939.648**
Alto Nivel y de Dirección	3	15		18	1.152.480		1.152.480
Profesional y Técnico	29	7		36	954.454	140.771	1.095.225
Personal Administrativo	19	2		21	515.975	125.133	641.108
Personal Docente	27	65		92	3.794.781		3.794.781
Obrero	26	24		50	1.256.054		1.256.054
Personal Fijo a Tiempo Parcial	**1**	**4**		**5**	**101.496**		**101.496**
Personal Docente	1	4		5	101.496		101.496
Personal Contratado	**72**	**140**		**212**	**5.681.802**		**5.681.802**
Profesional y Técnico	10	6		16	804.946		804.946
Personal Administrativo	13	20		33	434.076		434.076
Personal Docente	42	100		142	3.917.436		3.917.436
Obrero	7	14		21	525.344		525.344
TOTAL	**177**	**257**		**434**	**13.457.042**	**265.904**	**13.722.946**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	7	1	8	**418.516**
Obreros	1		1	24.570
Empleados	3		3	155.723
Docentes	3	1	4	238.223
Jubilados	**24**	**22**	**46**	**5.062.408**
Obreros	1	2	3	156.568
Empleados	3	1	4	360.263
Docentes	20	19	39	4.545.577
TOTAL	**31**	**23**	**54**	**5.480.924**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	45.538.850
4.02	Materiales, suministros y mercancías	282.352
4.03	Servicios no personales	3.389.147
4.04	Activos reales	40.815
4.07	Transferencias y donaciones	8.086.369
4.11	Disminución de pasivos	4.480.000
	TOTAL	**61.817.533**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**57.337.533**
INGRESOS CORRIENTES ORDINARIOS	57.337.533
TRANSFERENCIAS CORRIENTES	57.337.533
Transferencias corrientes del sector público	57.337.533
Transferencias corrientes internas recibidas del sector público	57.337.533
De la República	57.337.533
Recursos Ordinarios	46.829.911
Gestión Fiscal	10.507.622
1.2 GASTOS CORRIENTES	**57.296.718**
GASTOS DE CONSUMO	49.210.349
Remuneraciones	45.538.850
Sueldos, salarios y otras retribuciones	17.359.241
Beneficios y complementos de sueldos y salarios	12.421.998
Aportes patronales	3.306.475
Prestaciones sociales y otras indemnizaciones	3.911.636
Asistencia socioeconómica	5.290.166
Otros gastos de personal	3.249.334
Compra de bienes y servicios	3.275.794
Bienes de consumo	282.352
Servicios no personales	2.993.442
Impuestos indirectos	395.705
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.086.369
Al sector privado	8.086.369
Transferencias corrientes al sector privado	8.086.369
Directas a personas	8.086.369
Pensiones y otros beneficios asociados	418.516
Jubilaciones y otros beneficios asociados	5.062.408
Otras transferencias directas a personas	2.605.445
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**40.815**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**40.815**
RECURSOS PROPIOS DE CAPITAL	40.815
Ahorro en cuenta corriente	40.815
2.2 GASTOS DE CAPITAL	**40.815**
INVERSIÓN REAL DIRECTA	40.815
Formación bruta de capital fijo	39.815
Maquinaria, equipos y otros bienes muebles	39.815
Bienes intangibles	1.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.480.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.480.000
Disminución de otros activos financieros	4.480.000
Disminución de disponibilidades	4.480.000
Disminución de bancos	4.480.000
3.2 APLICACIONES FINANCIERAS	**4.480.000**
DISMINUCIÓN DE PASIVOS	4.480.000
Disminución de cuentas y efectos por pagar	4.480.000
Disminución de cuentas y efectos por pagar a corto plazo	4.480.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	206.077
Disminución de aportes patronales y retenciones laborales por pagar	3.991.970
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	650.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	850.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	548.498
Disminución de otras retenciones laborales por pagar	1.943.472
Disminución cuentas por pagar a proveedores a corto plazo	281.953

A0053

Instituto Universitario de Tecnología Dr. Delfín Mendoza, Tucupita

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DR. DELFÍN MENDOZA, TUCUPITA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Universitario de Tecnología "Dr. Delfín Mendoza" de Tucupita, se plantea una política presupuestaria acorde a las disposiciones legales vigentes, en concordancia con las orientaciones generales para la formulación del presupuesto según los lineamientos impartidos por la Oficina Nacional de Presupuesto y por el Ministerio del Poder Popular para la Educación Universitaria, todo ello, dentro de las disposiciones constitucionales sobre la administración y la Función Pública.

La misión del Instituto, es la formación de Técnicos Superiores Universitarios, altamente calificados en áreas de su competencia capaces de contribuir con el desarrollo económico, social y cultural del país y de la región oriental, a través de actividades de extensión y producción. La visión está enmarcada en que todos sus miembros interactúen en un clima organizacional con elevados valores éticos y morales, generando conocimientos, metodología y tecnología en un ambiente caracterizado por la excelencia académica, la efectividad, el liderazgo y el compromiso con la sociedad.

Su finalidad en el campo de la docencia, del proceso de enseñanza y aprendizaje, es ampliar y consolidar la formación y oferta de profesionales en las siguientes carreras: Administración, Mención: Fiscal y Tributaria, Contaduría Pública, Enfermería; Tecnología Agropecuaria, Mención: Producción Animal y Producción Vegetal; Construcción Civil; Educación Integral; Educación Física, Deportes y Turismo; así como la consolidación de los Programas Nacionales de Formación Agroalimentaria, Construcción Civil, Informática y Administración, en concordancia con los avances del conocimiento y la tecnología, además de la reorganización de los mercados de trabajo, a fin de formar recursos humanos emprendedores para ubicarse en los campos de trabajos.

El presupuesto como instrumento formal de planificación y coordinación de las acciones institucionales a ejecutar el próximo año, está orientado a la búsqueda de mayor productividad en la gestión, investigación y desarrollo. Así como la atención integral al estudiante e incremento de los servicios de comedor, becas, ayudantías. Todo ello con miras a crear un Nuevo Modelo de Gestión Universitaria, afianzado en los valores socialistas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**96.235.232**
INGRESOS CORRIENTES ORDINARIOS	96.235.232
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	40.000
Venta de otros bienes y servicios	40.000
INGRESOS DE LA PROPIEDAD	3.000
Intereses	3.000
Intereses internos	3.000
Intereses por depósitos	3.000
TRANSFERENCIAS CORRIENTES	96.192.232
Transferencias corrientes del sector público	96.192.232
Transferencias corrientes internas recibidas del sector público	96.192.232
De la República	96.120.232
Recursos Ordinarios	78.814.202
Gestión Fiscal	17.306.030
Del Poder Municipal	72.000
TOTAL RECURSOS	**96.235.232**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**96.119.596**
GASTOS DE CONSUMO	90.200.508
Remuneraciones	81.375.246
Sueldos, salarios y otras retribuciones	17.515.696
Beneficios y complementos de sueldos y salarios	32.017.429
Aportes patronales	10.749.022
Prestaciones sociales y otras indemnizaciones	8.550.204
Asistencia socioeconómica	8.191.254
Otros gastos de personal	4.351.641
Compra de bienes y servicios	8.825.262
Bienes de consumo	1.214.592
Servicios no personales	7.610.670
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.919.088
Al sector privado	5.198.186
Transferencias corrientes al sector privado	4.998.186
Directas a personas	4.141.228
Pensiones y otros beneficios asociados	87.263
Jubilaciones y otros beneficios asociados	4.053.965
Otras transferencias corrientes internas al sector privado	856.958
Donaciones corrientes al sector privado	200.000
Donaciones a personas	200.000
Al sector público	720.902
Transferencias corrientes al sector público	720.902
A los entes descentralizados sin fines empresariales para sus gastos	720.902
GASTOS DE CAPITAL	**115.636**
INVERSIÓN REAL DIRECTA	115.636
Formación bruta de capital fijo	104.636
Maquinaria, equipos y otros bienes muebles	104.636
Tierras y terrenos	10.000
Bienes intangibles	1.000
TOTAL GASTOS	**96.235.232**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117281	Programas nacionales de formación	Matricula			3.000		11.200.481			11.200.481
117476	Formación de postgrado o estudios avanzados	Alumno Atendido	480	280	760		56.000			56.000
117517	Desarrollo y mantenimiento de infraestructura fisica	Metro Cuadrado			103.300		30.744.288			30.744.288
117554	Investigación, innovación y gestión del conocimiento	Investigación			422		56.000			56.000
117641	Formación de carreras	Matricula			3.000		11.689.070			11.689.070
117800	Intercambio y gestión del conocimiento con la sociedad	Población Atendida			450		56.000			56.000
117804	Sistema de recursos para la formación e intercambio académico	Alumno Atendido	5.600	2.400	8.000	10.000	1.949.621			1.959.621
117872	Territorialización y municipalización de la educación universitaria	Alumno Atendido	1.850	1.650	3.500		5.751.334		72.000	5.823.334
118142	Sistema de apoyo al desarrollo estudiantil	Alumno Atendido	5.648	4.352	10.000		7.762.626			7.762.626
	TOTAL					10.000	69.265.420		72.000	69.347.420

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		21.460.096			21.460.096
02	Gestión administrativa	33.000	1.253.488			1.286.488
03	Previsión y protección social		4.141.228			4.141.228
	TOTAL	33.000	26.854.812			26.887.812

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**138**	**214**		**352**	**13.228.146**	**23.208**	**13.251.354**
Personal Administrativo	76	37		113	4.546.163	23.208	4.569.371
Personal Docente	17	30		47	3.937.132		3.937.132
Obrero	45	147		192	4.744.851		4.744.851
Personal Fijo a Tiempo Parcial	**7**	**2**		**9**	**186.648**		**186.648**
Personal Administrativo	4			4	52.440		52.440
Personal Docente	3	2		5	134.208		134.208
Personal Contratado	**279**	**326**		**605**	**11.540.340**		**11.540.340**
Personal Administrativo	52	35		87	2.189.909		2.189.909
Personal Docente	218	238		456	7.827.084		7.827.084
Obrero	9	53		62	1.523.347		1.523.347
TOTAL	424	542		966	24.955.134	23.208	24.978.342

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1**	**2**	**3**	**87.263**
Docentes	1	2	3	87.263
Jubilados	**20**	**28**	**48**	**4.053.965**
Obreros	10	11	21	608.952
Empleados	2	1	3	154.134
Docentes	8	16	24	3.290.879
TOTAL	21	30	51	4.141.228

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	81.375.246
4.02	Materiales, suministros y mercancías	1.214.592
4.03	Servicios no personales	7.610.670
4.04	Activos reales	115.636
4.07	Transferencias y donaciones	5.919.088
	TOTAL	**96.235.232**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**96.235.232**
INGRESOS CORRIENTES ORDINARIOS	96.235.232
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	40.000
Venta de otros bienes y servicios	40.000
INGRESOS DE LA PROPIEDAD	3.000
Intereses	3.000
Intereses internos	3.000
Intereses por depósitos	3.000
TRANSFERENCIAS CORRIENTES	96.192.232
Transferencias corrientes del sector público	96.192.232
Transferencias corrientes internas recibidas del sector público	96.192.232
De la República	96.120.232
Recursos Ordinarios	78.814.202
Gestión Fiscal	17.306.030
1.2 GASTOS CORRIENTES	**96.119.596**
GASTOS DE CONSUMO	90.200.508
Remuneraciones	81.375.246
Sueldos, salarios y otras retribuciones	17.515.696
Beneficios y complementos de sueldos y salarios	32.017.429
Aportes patronales	10.749.022
Prestaciones sociales y otras indemnizaciones	8.550.204
Asistencia socioeconómica	8.191.254
Otros gastos de personal	4.351.641
Compra de bienes y servicios	8.825.262
Bienes de consumo	1.214.592
Servicios no personales	7.610.670
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.919.088
Al sector privado	5.198.186
Transferencias corrientes al sector privado	4.998.186
Directas a personas	4.141.228
Pensiones y otros beneficios asociados	87.263

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Jubilaciones y otros beneficios asociados	4.053.965
Otras transferencias corrientes internas al sector privado	856.958
Donaciones corrientes al sector privado	200.000
Donaciones a personas	200.000
Al sector público	720.902
Transferencias corrientes al sector público	720.902
A los entes descentralizados sin fines empresariales para sus gastos	720.902
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**115.636**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**115.636**
RECURSOS PROPIOS DE CAPITAL	115.636
Ahorro en cuenta corriente	115.636
2.2 GASTOS DE CAPITAL	**115.636**
INVERSIÓN REAL DIRECTA	115.636
Formación bruta de capital fijo	104.636
Maquinaria, equipos y otros bienes muebles	104.636
Tierras y terrenos	10.000
Bienes intangibles	1.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0080

Universidad del Zulia (LUZ)

UNIVERSIDAD DEL ZULIA (LUZ)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad del Zulia, se proyectará como una institución científico educativa, moderna y de vanguardia, con capacidad de auto gestión, de reconocido prestigio regional, nacional e internacional por su excelencia académica y compromiso social, en la generación de los conocimientos científico competitivo, transferible a través de la formación integral de profesionales capacitados para interactuar con independencia y asertividad en sociedades globales y con capacidad de llevar adelante los cambios que el país necesita, que contribuyan a elevar la calidad de vida del ser humano, fortaleciendo así sus valores trascendentales y desarrollo integral.

Para el 2013 la Universidad del Zulia estima:

- Constituirse en una Institución generadora de respuestas adecuadas, basadas en el desarrollo y consolidación del conocimiento como ventaja competitiva, que sea trasmitido por vía de la docencia y la extensión, fortaleciendo los procesos de cambio de la Institución y del país.
- Conducir un proceso de formación de un profesional hábil y útil, para ubicarse en un mundo competitivo, globalizado, integrado, regionalizado y en proceso acelerado de transformación, con base en resultado de una educación con calidad científica y pertinencia social.
- Consolidarse como una Universidad promotora en la concepción y adaptación de nuevos conocimientos e innovaciones tecnológica, conforme a las grandes transformaciones del mundo contemporáneo.
- Fomentar las potencialidades de producción de bienes y servicios competitivos como medio para fortalecer las funciones de investigación, docencia y extensión.
- Incrementar y consolidar las alianzas estratégicas nacionales e internacionales con el sector público y privado, en un proceso de cooperación para satisfacer necesidades mutuas.
- Transformar la gerencia universitaria basada en un modelo cultural centrado en las personas y en los procesos, tendente hacia la modernización de la Institución.

Igualmente orientará, los recursos hacia la continuación y culminación de los proyectos que están en proceso de ejecución, privilegiando la inversión en proyectos que representen un efecto multiplicador importante, en el nivel de empleo, en el marco de la concepción estratégica del desarrollo endógeno.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**1.109.980.934**
INGRESOS CORRIENTES ORDINARIOS	1.109.980.934
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	68.837.625
Venta de otros bienes y servicios	68.837.625
TRANSFERENCIAS CORRIENTES	1.041.143.309
Transferencias corrientes del sector público	1.041.143.309
Transferencias corrientes internas recibidas del sector público	1.041.143.309
De la República	1.041.143.309
TOTAL RECURSOS	**1.109.980.934**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**1.051.156.728**
GASTOS DE CONSUMO	700.281.288
Remuneraciones	545.424.966
Sueldos, salarios y otras retribuciones	165.871.362
Beneficios y complementos de sueldos y salarios	193.165.934
Aportes patronales	7.495.774
Prestaciones sociales y otras indemnizaciones	82.333.407
Asistencia socioeconómica	85.083.995
Otros gastos de personal	11.474.494
Compra de bienes y servicios	154.856.322
Bienes de consumo	44.304.548
Servicios no personales	110.551.774
TRANSFERENCIAS Y DONACIONES CORRIENTES	350.871.040
Al sector privado	345.887.062
Transferencias corrientes al sector privado	343.942.251
Directas a personas	268.013.667
Pensiones y otros beneficios asociados	12.470.209
Jubilaciones y otros beneficios asociados	255.543.458
Otras transferencias corrientes internas al sector privado	75.928.584
Donaciones corrientes al sector privado	1.944.811
Donaciones a personas	1.867.136
Donaciones a instituciones sin fines de lucro	77.675
Al sector público	4.903.296
Transferencias corrientes al sector público	4.590.496
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	4.590.353
A instituciones de protección social	143
Donaciones corrientes al sector público	312.800
A los entes descentralizados sin fines empresariales	312.800
Al sector externo	80.682
Transferencias corrientes al exterior	80.682
Becas de capacitación e investigación en el exterior	43.250
A instituciones sin fines de lucro	37.432
OTROS GASTOS CORRIENTES	4.400
Otros gastos corrientes	4.400

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Otras perdidas	4.400
GASTOS DE CAPITAL	**30.919.542**
INVERSIÓN REAL DIRECTA	30.919.542
Formación bruta de capital fijo	30.919.542
Maquinaria, equipos y otros bienes muebles	896.262
Bienes preexistentes	20.607.831
Construcciones de bienes de dominio privado	9.177.653
Construcciones de bienes de dominio público	237.796
APLICACIONES FINANCIERAS	**27.904.664**
DISMINUCIÓN DE PASIVOS	27.904.664
Disminución de cuentas y efectos por pagar	27.904.664
Disminución de cuentas y efectos por pagar a corto plazo	6.250.905
Disminución de sueldos, salarios y otras remuneraciones por pagar	6.250.905
Disminución de otras cuentas y efectos por pagar	21.653.759
Disminución de otras cuentas por pagar a corto plazo	21.653.759
TOTAL GASTOS	**1.109.980.934**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117715	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			210	7.081.253	17.557.581			24.638.834
117756	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	837.495	558.330	1.395.827	3.497.858	18.997.089			22.494.947
117814	Investigación, Innovación y Gestión del Conocimiento	Investigación			476	2.159.697	26.214.937			28.374.634
117832	Sistema de Apoyo al Desarrollo Estudiantil	Servicio			18	1.203.433	51.042.173			52.245.606
117864	Desarrollo y Mantenimiento de la Infraestructura Fisica	Metro Cuadrado			401.200	1.626.465	41.142.310			42.768.775
118022	Formación en Carreras (largas)	Matricula			65.915	13.474.175	299.298.465			312.772.640
118113	Formación de Postgrado o Estudios Avanzados	Matricula			13.503	25.232.684	11.704.399			36.937.083
TOTAL						**54.275.565**	**465.956.954**			**520.232.519**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	4.138.989	182.412.641			186.551.630
02	Gestión administrativa	10.423.071	97.834.360			108.257.431
03	Previsión y protección social		294.939.354			294.939.354
TOTAL		**14.562.060**	**575.186.355**			**589.748.415**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**3.154**	**2.518**		**5.672**	**141.854.631**	**4.976.573**	**146.831.204**
Alto Nivel y de Dirección		1		1	46.494		46.494
Directivo	113	73		186	7.483.446	730.186	8.213.632
Profesional y Técnico	976	445		1.421	29.719.737		29.719.737
Personal Administrativo	784	514		1.298	24.234.066		24.234.066
Personal Docente	1.092	723		1.815	62.842.056	4.212.061	67.054.117
Obrero	189	762		951	17.528.832	34.326	17.563.158
Personal Fijo a Tiempo Parcial	**243**	**250**		**493**	**6.537.267**	**402.536**	**6.939.803**
Personal Docente	243	250		493	6.537.267	402.536	6.939.803
Personal Contratado	**40**	**538**		**578**	**12.802.367**		**12.802.367**
Profesional y Técnico	2	20		22	405.504		405.504
Personal Docente	36	505		541	12.120.383		12.120.383
Obrero	2	13		15	276.480		276.480
TOTAL	**3.437**	**3.306**		**6.743**	**161.194.265**	**5.379.109**	**166.573.374**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**119**	**89**	**208**	**12.470.209**
Obreros	22	49	71	2.370.462
Empleados	72	30	102	3.354.303
Docentes	25	10	35	6.745.444
Jubilados	**2.132**	**2.631**	**4.763**	**255.543.458**
Obreros	97	557	654	21.912.902
Empleados	1.033	670	1.703	56.114.569
Docentes	1.002	1.404	2.406	177.515.987
TOTAL	**2.251**	**2.720**	**4.971**	**268.013.667**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	545.424.966
4.02	Materiales, suministros y mercancías	44.304.548
4.03	Servicios no personales	110.551.774
4.04	Activos reales	30.919.542
4.07	Transferencias y donaciones	350.871.040
4.08	Otros gastos	4.400
4.11	Disminución de pasivos	27.904.664
	TOTAL	**1.109.980.934**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.109.980.934**
INGRESOS CORRIENTES ORDINARIOS	1.109.980.934
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	68.837.625
Venta de otros bienes y servicios	68.837.625
TRANSFERENCIAS CORRIENTES	1.041.143.309
Transferencias corrientes del sector público	1.041.143.309
Transferencias corrientes internas recibidas del sector público	1.041.143.309
De la República	1.041.143.309
Recursos Ordinarios	807.585.892
Gestión Fiscal	233.557.417
1.2 GASTOS CORRIENTES	**1.051.156.728**
GASTOS DE CONSUMO	700.281.288
Remuneraciones	545.424.966
Sueldos, salarios y otras retribuciones	165.871.362
Beneficios y complementos de sueldos y salarios	193.165.934
Aportes patronales	7.495.774
Prestaciones sociales y otras indemnizaciones	82.333.407
Asistencia socioeconómica	85.083.995
Otros gastos de personal	11.474.494
Compra de bienes y servicios	154.856.322
Bienes de consumo	44.304.548
Servicios no personales	110.551.774
TRANSFERENCIAS Y DONACIONES CORRIENTES	350.871.040
Al sector privado	345.887.062
Transferencias corrientes al sector privado	343.942.251
Directas a personas	268.013.667
Pensiones y otros beneficios asociados	12.470.209
Jubilaciones y otros beneficios asociados	255.543.458
Otras transferencias corrientes internas al sector privado	75.928.584
Donaciones corrientes al sector privado	1.944.811
Donaciones a personas	1.867.136

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Donaciones a instituciones sin fines de lucro	77.675
Al sector público	4.903.296
Transferencias corrientes al sector público	4.590.496
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	4.590.353
A instituciones de protección social	143
Donaciones corrientes al sector público	312.800
A los entes descentralizados sin fines empresariales	312.800
Al sector externo	80.682
Transferencias corrientes al exterior	80.682
Becas de capacitación e investigación en el exterior	43.250
A instituciones sin fines de lucro	37.432
OTROS GASTOS CORRIENTES	4.400
Otros gastos corrientes	4.400
Otras perdidas	4.400
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**58.824.206**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**58.824.206**
RECURSOS PROPIOS DE CAPITAL	58.824.206
Ahorro en cuenta corriente	58.824.206
2.2 GASTOS DE CAPITAL	**30.919.542**
INVERSIÓN REAL DIRECTA	30.919.542
Formación bruta de capital fijo	30.919.542
Maquinaria, equipos y otros bienes muebles	896.262
Bienes preexistentes	20.607.831
Construcciones de bienes de dominio privado	9.177.653
Construcciones de bienes de dominio público	237.796
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**27.904.664**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**27.904.664**
SUPERÁVIT FINANCIERO	27.904.664
3.2 APLICACIONES FINANCIERAS	**27.904.664**
DISMINUCIÓN DE PASIVOS	27.904.664
Disminución de cuentas y efectos por pagar	27.904.664
Disminución de cuentas y efectos por pagar a corto plazo	6.250.905
Disminución de sueldos, salarios y otras remuneraciones por pagar	6.250.905
Disminución de otras cuentas y efectos por pagar	21.653.759
Disminución de otras cuentas por pagar a corto plazo	21.653.759

A0081

Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)

UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA ANTONIO JOSÉ DE SUCRE (UNEXPO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO), tiene como visión, ser una institución de educación superior que conjuga aspiraciones, conocimientos, habilidades, competencias, valores, actividades, procedimientos, procesos y ambientes con los diversos sectores sociales y el Estado, con el propósito de:

- Dar formación permanente e integral, fundamentalmente, en el área de la ingeniería y la tecnología con un alto nivel de calidad.
- Generar, divulgar y aplicar conocimiento socialmente significativo y dar un uso social a ese conocimiento.

Contribuyendo así al desarrollo del país, generando comportamientos ciudadanos de democracia y participación, formando profesionales en el área tecnológica, creando ocupaciones de calidad, introduciendo modificaciones en el proceso productivo, estimulando el desarrollo tecnológico, interviniendo en la corrección de desequilibrios sociales, asegurando la base de sustentación ecológica y aportando soluciones, políticamente viables e históricamente relevantes, a las necesidades de transformación de la sociedad para la construcción de un futuro mejor.

La Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO), institución pública de educación superior, fundamentalmente, en el área de la ingeniería y de la tecnología, tiene como misión contribuir con el desarrollo humano, científico y tecnológico del país, al cumplir las funciones básicas universitarias: Docencia, Investigación y Extensión, con significación social y con un alto nivel de calidad.

De la misión y visión de la Universidad se derivan los siguientes objetivos Institucionales:

- Alcanzar la justicia social mediante una educación de calidad para todos, disminuyendo la cantidad de inequidades sociales y priorizando la satisfacción de las necesidades de la sociedad.
- Fortalecer el modelo de educación politécnica como una contribución al desarrollo del país.

La Universidad Nacional Experimental Politécnica "Antonio José de Sucre" (UNEXPO) a fin de lograr los objetivos propuestos, formula las siguientes directrices:

- Fortalecer el modelo de educación politécnica.
- Crear una comisión coordinadora para llevar a cabo el debate sobre la redefinición del modelo de educación politécnica ante la realidad social, política y económica del país y ante la diversidad de expectativas individuales y colectivas existente en las sedes de la UNEXPO a nivel nacional.
- Promover y facilitar la articulación y la homologación progresiva de procesos académicos y administrativos y de estructuras organizativas y funcionales.
- Adecuar la normativa a los cambios que lleguen a proponerse, a las disposiciones de las nuevas Leyes y sus Reglamentos y a la dinámica social actual.
- Mejorar la equidad en el acceso y el desempeño estudiantil.
- Dar formación integral y permanente a los estudiantes, al personal docente y al personal en general de la universidad y proveer de los medios necesarios y suficientes para el desempeño de sus actividades.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**302.048.669**
INGRESOS CORRIENTES ORDINARIOS	302.048.669
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.035.112
Venta de otros bienes y servicios	3.035.112
TRANSFERENCIAS CORRIENTES	299.013.557
Transferencias corrientes del sector público	299.013.557
Transferencias corrientes internas recibidas del sector público	299.013.557
De la República	299.013.557
TOTAL RECURSOS	**302.048.669**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**280.095.448**
GASTOS DE CONSUMO	163.808.321
Remuneraciones	141.358.046
Sueldos, salarios y otras retribuciones	78.058.653
Beneficios y complementos de sueldos y salarios	40.463.284
Aportes patronales	2.349.652
Asistencia socioeconómica	20.468.348
Otros gastos de personal	18.109
Compra de bienes y servicios	21.742.302
Bienes de consumo	2.296.704
Servicios no personales	19.445.598
Impuestos indirectos	707.973
TRANSFERENCIAS Y DONACIONES CORRIENTES	116.287.127
Al sector privado	114.044.525
Transferencias corrientes al sector privado	114.023.525
Directas a personas	112.813.929
Pensiones y otros beneficios asociados	10.890.098
Jubilaciones y otros beneficios asociados	94.227.796
Otras transferencias directas a personas	7.696.035
A instituciones sin fines de lucro	1.161.396
Otras transferencias corrientes internas al sector privado	48.200
Donaciones corrientes al sector privado	21.000
Donaciones a personas	21.000
Al sector público	2.242.602
Transferencias corrientes al sector público	2.242.602
A los entes descentralizados sin fines empresariales para sus gastos	2.242.602
GASTOS DE CAPITAL	**1.849.189**
INVERSIÓN REAL DIRECTA	1.849.189
Formación bruta de capital fijo	1.849.189
Maquinaria, equipos y otros bienes muebles	1.849.189

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**20.104.032**
DISMINUCIÓN DE PASIVOS	20.104.032
Disminución de otros pasivos	20.104.032
Disminución de provisiones y reservas técnicas	20.104.032
Disminución de provisiones	20.104.032
Disminución de otras provisiones	20.104.032
TOTAL GASTOS	**302.048.669**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117354	Formación en Carreras	Matricula			18.044	564.960	57.015.799			57.580.759
117631	Formación de Postgrado o Estudios Avanzados	Matricula			1.701	2.308.552	2.642.670			4.951.222
117692	Investigación, Innovación y Gestión del Conocimiento	Investigación			334		422.276			422.276
117803	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	132.205	268.416	400.621		8.674.432			8.674.432
118083	Sistema de Apoyo al Desarrollo Estudiantil	Servicio			2.701.574		29.024.732			29.024.732
118100	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			73	10.000	3.518.877			3.528.877
118248	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			43.376		14.728.165			14.728.165
TOTAL						2.883.512	116.026.951			118.910.463

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		50.002.545			50.002.545
02	Gestión administrativa	151.600	27.866.167			28.017.767
03	Previsión y protección social		105.117.894			105.117.894
TOTAL		151.600	182.986.606			183.138.206

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**836**	**851**	**137**	**1.824**	**46.153.260**		**46.153.260**
Alto Nivel y de Dirección	1			1	51.660		51.660
Directivo	23	22		45	1.784.390		1.784.390
Profesional y Técnico	365	222	21	608	14.024.660		14.024.660
Personal Administrativo	192	45	10	247	5.065.330		5.065.330
Personal Docente	174	347	85	606	18.731.890		18.731.890
Obrero	81	215	21	317	6.495.330		6.495.330
Personal Fijo a Tiempo Parcial	**9**	**48**	**48**	**105**	**1.136.710**		**1.136.710**
Profesional y Técnico	5	22		27	295.860		295.860
Personal Administrativo	1			1	10.240		10.240
Personal Docente	3	26	48	77	830.610		830.610
Personal Contratado		**54**		**54**	**982.580**		**982.580**
Profesional y Técnico		12		12	271.740		271.740
Personal Administrativo		5		5	102.450		102.450
Personal Docente		32		32	505.940		505.940
Obrero		5		5	102.450		102.450
TOTAL	**845**	**953**	**185**	**1.983**	**48.272.550**		**48.272.550**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**52**	**172**	**224**	**10.890.098**
Obreros	11	62	73	2.513.682
Empleados	30	22	52	2.314.492
Docentes	11	88	99	6.061.924
Jubilados	**466**	**651**	**1.117**	**94.227.796**
Obreros	78	141	219	13.232.172
Empleados	237	87	324	22.552.760
Docentes	151	423	574	58.442.864
TOTAL	**518**	**823**	**1.341**	**105.117.894**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	141.358.046
4.02	Materiales, suministros y mercancías	2.296.704
4.03	Servicios no personales	20.153.571
4.04	Activos reales	1.849.189
4.07	Transferencias y donaciones	116.287.127
4.11	Disminución de pasivos	20.104.032
	TOTAL	**302.048.669**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**302.048.669**
INGRESOS CORRIENTES ORDINARIOS	302.048.669
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.035.112
Venta de otros bienes y servicios	3.035.112
TRANSFERENCIAS CORRIENTES	299.013.557
Transferencias corrientes del sector público	299.013.557
Transferencias corrientes internas recibidas del sector público	299.013.557
De la República	299.013.557
Recursos Ordinarios	231.600.333
Gestión Fiscal	67.413.224
1.2 GASTOS CORRIENTES	**280.095.448**
GASTOS DE CONSUMO	163.808.321
Remuneraciones	141.358.046
Sueldos, salarios y otras retribuciones	78.058.653
Beneficios y complementos de sueldos y salarios	40.463.284
Aportes patronales	2.349.652
Asistencia socioeconómica	20.468.348
Otros gastos de personal	18.109
Compra de bienes y servicios	21.742.302
Bienes de consumo	2.296.704
Servicios no personales	19.445.598
Impuestos indirectos	707.973
TRANSFERENCIAS Y DONACIONES CORRIENTES	116.287.127
Al sector privado	114.044.525
Transferencias corrientes al sector privado	114.023.525
Directas a personas	112.813.929
Pensiones y otros beneficios asociados	10.890.098
Jubilaciones y otros beneficios asociados	94.227.796
Otras transferencias directas a personas	7.696.035
A instituciones sin fines de lucro	1.161.396
Otras transferencias corrientes internas al sector privado	48.200

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Donaciones corrientes al sector privado	21.000
Donaciones a personas	21.000
Al sector público	2.242.602
Transferencias corrientes al sector público	2.242.602
A los entes descentralizados sin fines empresariales para sus gastos	2.242.602
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**21.953.221**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**21.953.221**
RECURSOS PROPIOS DE CAPITAL	21.953.221
Ahorro en cuenta corriente	21.953.221
2.2 GASTOS DE CAPITAL	**1.849.189**
INVERSIÓN REAL DIRECTA	1.849.189
Formación bruta de capital fijo	1.849.189
Maquinaria, equipos y otros bienes muebles	1.849.189
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**20.104.032**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**20.104.032**
SUPERÁVIT FINANCIERO	20.104.032
3.2 APLICACIONES FINANCIERAS	**20.104.032**
DISMINUCIÓN DE PASIVOS	20.104.032
Disminución de otros pasivos	20.104.032
Disminución de provisiones y reservas técnicas	20.104.032
Disminución de provisiones	20.104.032
Disminución de otras provisiones	20.104.032

A0082

Universidad de Oriente (UDO)

UNIVERSIDAD DE ORIENTE (UDO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La formulación del Presupuesto de la Universidad para el ejercicio fiscal 2013, fue elaborado siguiendo los lineamientos de la Oficina de Planificación del Sector Universitario (OPSU), los cuales propiciaron destinar los recursos bajo criterios de austeridad y equidad, permitiendo de esa manera el uso racional de los ingresos públicos, otorgados por el Ejecutivo Nacional con la finalidad de lograr la maximización del ahorro en la distribución del gasto.

Asimismo, la distribución de los recursos otorgados persigue como objetivo, dar continuidad a los proyectos de pertinencia social y estar al servicio pleno de la población venezolana.

Por otra parte, la política de gastos va dirigida a las dependencias académicas como administrativas de la Institución, garantizando la operatividad de las mismas. Bajo esa perspectiva, la Universidad presenta una distribución de los créditos presupuestarios en el ámbito de los cinco núcleos y de las cuatro extensiones que la conforman, mediante el manejo y control de los recursos presupuestarios como parte de la labor que desarrolla en función de alcanzar las metas y objetivos en las áreas de enseñanza, investigación y extensión.

Para el ejercicio fiscal 2013, la Universidad procurará utilizar de forma racional los recursos destinados a los servicios estudiantiles de comedor, transporte, biblioteca, servicio médico y de orientación vocacional, con la finalidad de que la mayor proporción de estudiantes sea beneficiaria de los referidos servicios.

En este sentido, dicha política coadyuvaría a crear las condiciones propicias que garanticen la permanencia y prosecución en el sistema educativo y el acceso al conocimiento y expansión de la educación superior con pertinencia social.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**895.566.918**
INGRESOS CORRIENTES ORDINARIOS	895.566.918
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	8.944.847
Venta de otros bienes y servicios	8.944.847
TRANSFERENCIAS CORRIENTES	886.622.071
Transferencias corrientes del sector público	886.622.071
Transferencias corrientes internas recibidas del sector público	886.622.071
De la República	886.622.071
TOTAL RECURSOS	**895.566.918**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**874.647.336**
GASTOS DE CONSUMO	613.640.870
Remuneraciones	530.508.543
Sueldos, salarios y otras retribuciones	248.923.099
Beneficios y complementos de sueldos y salarios	111.565.683
Aportes patronales	19.697.790
Prestaciones sociales y otras indemnizaciones	59.947.029
Asistencia socioeconómica	83.370.547
Otros gastos de personal	7.004.395
Compra de bienes y servicios	83.132.327
Bienes de consumo	29.071.982
Servicios no personales	54.060.345
TRANSFERENCIAS Y DONACIONES CORRIENTES	261.006.466
Al sector privado	261.006.466
Transferencias corrientes al sector privado	261.006.466
Directas a personas	261.006.466
Pensiones y otros beneficios asociados	25.957.926
Jubilaciones y otros beneficios asociados	207.770.236
Otras transferencias directas a personas	27.278.304
GASTOS DE CAPITAL	**20.149.017**
INVERSIÓN REAL DIRECTA	20.149.017
Formación bruta de capital fijo	20.147.017
Maquinaria, equipos y otros bienes muebles	13.779.200
Construcciones de bienes de dominio privado	6.320.317
Construcciones de bienes de dominio público	47.500
Bienes intangibles	2.000
APLICACIONES FINANCIERAS	**770.565**
DISMINUCIÓN DE PASIVOS	770.565
Disminución de cuentas y efectos por pagar	770.565
Disminución de cuentas y efectos por pagar a corto plazo	770.565
Disminución de sueldos, salarios y otras remuneraciones por pagar	770.565
TOTAL GASTOS	**895.566.918**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117376	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			98.726		10.242.032			10.242.032
117487	Formación en Carreras	Matrícula			81.967	6.214.920	266.204.560			272.419.480
117502	Territorialización y Municipalización de la Educación Universitaria	Plan			8		500.000			500.000
117525	Intercambio y Gestión del Conocimiento con la Sociedad	Evento			587		16.294.570			16.294.570
117535	Sistemas de Apoyo al Desarrollo Estudiantil	Estudiante			81.967	50.000	78.307.746			78.357.746
117618	Formación de Postgrado o Estudios Avanzados	Matrícula			2.698	1.976.876	3.012.526			4.989.402
117722	Investigación innovación y gestión del conocimiento	Investigación			68	20.000	22.063.340			22.083.340
117785	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	50.732	31.235	81.967		18.369.777			18.369.777
	TOTAL					8.261.796	414.994.551			423.256.347

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		191.555.306			191.555.306
02	Gestión administrativa	683.051	46.344.052			47.027.103
03	Previsión y protección social		233.728.162			233.728.162
	TOTAL	683.051	471.627.520			472.310.571

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**2.992**	**2.750**		**5.742**	**138.685.440**	**2.372.640**	**141.058.080**
Alto Nivel y de Dirección	1			1	51.660		51.660
Directivo	142	132		274	9.921.360	34.690	9.956.050
Profesional y Técnico	627	477		1.104	25.856.320	1.440.920	27.297.240
Personal Administrativo	484	166		650	12.419.520	897.030	13.316.550
Personal Docente	1.233	977		2.210	60.233.980		60.233.980
Obrero	505	998		1.503	30.202.600		30.202.600
Personal Fijo a Tiempo Parcial	**109**	**118**		**227**	**2.144.390**	**31.650**	**2.176.040**
Profesional y Técnico	30	32		62	737.830	21.500	759.330
Personal Administrativo	6	6		12	122.880	10.150	133.030
Personal Docente	73	80		153	1.283.680		1.283.680
Personal Contratado	**430**	**277**		**707**	**15.475.460**		**15.475.460**
Profesional y Técnico	47	47		94	2.003.840		2.003.840
Personal Administrativo	39	24		63	1.290.240		1.290.240
Personal Docente	323	174		497	11.095.940		11.095.940
Obrero	21	32		53	1.085.440		1.085.440
TOTAL	**3.531**	**3.145**		**6.676**	**156.305.290**	**2.404.290**	**158.709.580**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**660**	**142**	**802**	**25.957.926**
Obreros	271	51	322	8.937.282
Empleados	187	62	249	8.087.753
Docentes	202	29	231	8.932.891
Jubilados	**1.317**	**1.931**	**3.248**	**207.770.236**
Alto Nivel y de Dirección	1	6	7	784.404
Obreros	195	625	820	41.094.339
Empleados	711	533	1.244	67.440.629
Docentes	410	767	1.177	98.450.864
TOTAL	**1.977**	**2.073**	**4.050**	**233.728.162**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	530.508.543
4.02	Materiales, suministros y mercancías	29.071.982
4.03	Servicios no personales	54.060.345
4.04	Activos reales	20.149.017
4.07	Transferencias y donaciones	261.006.466
4.11	Disminución de pasivos	770.565
	TOTAL	**895.566.918**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**895.566.918**
INGRESOS CORRIENTES ORDINARIOS	895.566.918
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	8.944.847
Venta de otros bienes y servicios	8.944.847
TRANSFERENCIAS CORRIENTES	886.622.071
Transferencias corrientes del sector público	886.622.071
Transferencias corrientes internas recibidas del sector público	886.622.071
De la República	886.622.071
Recursos Ordinarios	686.810.777
Gestión Fiscal	199.811.294
1.2 GASTOS CORRIENTES	**874.647.336**
GASTOS DE CONSUMO	613.640.870
Remuneraciones	530.508.543
Sueldos, salarios y otras retribuciones	248.923.099
Beneficios y complementos de sueldos y salarios	111.565.683
Aportes patronales	19.697.790
Prestaciones sociales y otras indemnizaciones	59.947.029
Asistencia socioeconómica	83.370.547
Otros gastos de personal	7.004.395
Compra de bienes y servicios	83.132.327
Bienes de consumo	29.071.982
Servicios no personales	54.060.345
TRANSFERENCIAS Y DONACIONES CORRIENTES	261.006.466
Al sector privado	261.006.466
Transferencias corrientes al sector privado	261.006.466
Directas a personas	261.006.466
Pensiones y otros beneficios asociados	25.957.926
Jubilaciones y otros beneficios asociados	207.770.236
Otras transferencias directas a personas	27.278.304
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**20.919.582**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**20.919.582**
RECURSOS PROPIOS DE CAPITAL	20.919.582
Ahorro en cuenta corriente	20.919.582
2.2 GASTOS DE CAPITAL	**20.149.017**
INVERSIÓN REAL DIRECTA	20.149.017
Formación bruta de capital fijo	20.147.017
Maquinaria, equipos y otros bienes muebles	13.779.200
Construcciones de bienes de dominio privado	6.320.317
Construcciones de bienes de dominio público	47.500
Bienes intangibles	2.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**770.565**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**770.565**
SUPERÁVIT FINANCIERO	770.565
3.2 APLICACIONES FINANCIERAS	**770.565**
DISMINUCIÓN DE PASIVOS	770.565
Disminución de cuentas y efectos por pagar	770.565
Disminución de cuentas y efectos por pagar a corto plazo	770.565
Disminución de sueldos, salarios y otras remuneraciones por pagar	770.565

A0083

Universidad de Los Andes (ULA)

UNIVERSIDAD DE LOS ANDES (ULA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad de Los Andes (ULA), es una institución nacional de Educación Superior, pública y autónoma, al servicio de la Nación y como tal, le corresponde colaborar en la orientación de la dinámica tanto de la región andina como del país, mediante su contribución intelectual en el esclarecimiento de los problemas y el desarrollo de los potenciales regionales y nacionales, realizando una función rectora en la educación, la cultura, las artes y la ciencia, como parte del Sistema Nacional de Educación Superior.

En este sentido, sus actividades están dirigidas a crear, asimilar, enseñar y difundir el saber científico, tecnológico y humanístico, mediante la investigación, el desarrollo, la innovación, la docencia y la extensión, organizándose funcionalmente dentro de una estrecha coordinación con las demás instituciones del sistema a nivel nacional y de la región andina, con el fin de formar los equipos profesionales y técnicos que juzgue necesarios para el desarrollo y progreso de la Nación y la Región.

En este sentido, el presupuesto de la ULA para el ejercicio económico financiero 2013, está vinculado a las Líneas Generales del Plan de Desarrollo de la Nación 2007-2013 (Desarrollo de la Nueva Ética Socialista, Construcción de la Suprema Felicidad, Profundización de la Democracia Protagónica Revolucionaria, Establecimiento de un Modelo Productivo Socialista, Construcción de una Nueva Geopolítica Nacional, Convertir a Venezuela en una Potencia Energética Mundial, Avanzar hacia la Nueva Etapa en la Geopolítica Internacional).

Asimismo, el Presupuesto de la Institución se vincula a la directriz estratégica del Sector de Educación Superior, en cuanto a garantizar el acceso al conocimiento para universalizar la educación superior con pertinencia, ajustándose a las últimas medidas formuladas por el Gobierno Nacional tendentes a preservar la ética en el desarrollo de las actividades académicas y de apoyo administrativo, la inversión global dirigida a edificaciones universitarias para el uso académico y de bienestar estudiantil, saneamiento de los pasivos laborales del personal universitario, así como el mantenimiento de programas especiales para responder a la demanda estudiantil.

Se mantiene la técnica de presupuesto por proyectos y acciones centralizadas como instrumento de asignación y distribución de recursos públicos y como mecanismo idóneo para mejorar la efectividad, eficiencia y transparencia del Plan Operativo Anual Institucional (POAI) y proporcionar una mayor y mejor vinculación Plan-Presupuesto. Esta técnica está amparada en el artículo 14 de la Ley Orgánica de la Administración Financiera del Sector Público, que textualmente indica "...los presupuestos públicos de gastos contendrán los gastos corrientes y de capital y utilizarán las técnicas más adecuadas para formular, ejecutar, seguir y evaluar las políticas, los planes de acción y la producción de bienes y servicios de los entes y órganos del sector público..."

La estructura presupuestaria vigente esta conformada por los proyectos institucionales como conjunto delimitado de acciones y recursos que permiten a la Institución en el año 2013, el logro de resultados para los cuales fueron concebidos. Se conciben también las acciones centralizadas necesarias para garantizar el funcionamiento de la Institución, así como el cumplimiento de otros compromisos del Estado.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**1.273.467.299**
INGRESOS CORRIENTES ORDINARIOS	1.273.467.299
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	95.888.770
Venta de otros bienes y servicios	95.888.770
INGRESOS DE LA PROPIEDAD	15.690.800
Intereses	14.052.800
Intereses internos	14.052.800
Intereses por depósitos	14.052.800
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	1.638.000
Utilidades, rentas y dividendos entes descentralizados no petroleros	50.000
Alquileres	1.588.000
TRANSFERENCIAS CORRIENTES	1.158.426.229
Transferencias corrientes internas recibidas del sector privado	3.145.457
De instituciones sin fines de lucro	3.145.457
Transferencias corrientes del sector público	1.155.280.772
Transferencias corrientes internas recibidas del sector público	1.155.280.772
De la República	1.155.280.772
OTROS INGRESOS	3.461.500
Otros ingresos ordinarios	3.461.500
FUENTES DE FINANCIAMIENTO	**5.425.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.425.000
Disminución de otros activos financieros	5.425.000
Disminución de disponibilidades	5.425.000
Disminución de caja	5.425.000
TOTAL RECURSOS	**1.278.892.299**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**1.227.633.163**
GASTOS DE CONSUMO	840.592.300
Remuneraciones	652.181.964
Sueldos, salarios y otras retribuciones	215.979.702
Beneficios y complementos de sueldos y salarios	49.266.552
Aportes patronales	4.575.496
Prestaciones sociales y otras indemnizaciones	80.335.629
Asistencia socioeconómica	65.434.901
Otros gastos de personal	236.589.684
Compra de bienes y servicios	181.041.785
Bienes de consumo	94.806.272
Servicios no personales	86.235.513
Impuestos indirectos	7.368.551
TRANSFERENCIAS Y DONACIONES CORRIENTES	387.040.863
Al sector privado	383.179.857
Transferencias corrientes al sector privado	383.179.857
Directas a personas	363.354.702
Pensiones y otros beneficios asociados	8.150.945
Jubilaciones y otros beneficios asociados	296.261.218
Otras transferencias directas a personas	58.942.539
A instituciones sin fines de lucro	304.894
A empresas privadas	19.520.261
Al sector público	3.827.464
Transferencias corrientes al sector público	3.827.464
A los entes descentralizados sin fines empresariales para sus gastos	2.927.464
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	800.000
A instituciones de protección social	100.000
Al sector externo	33.542
Donaciones corrientes al exterior	33.542
A organismos a instituciones sin fines de lucro	27.942
A gobiernos extranjeros	5.600

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS DE CAPITAL	**24.392.774**
INVERSIÓN REAL DIRECTA	23.542.774
Formación bruta de capital fijo	22.769.174
Edificios e instalaciones	425.000
Maquinaria, equipos y otros bienes muebles	19.268.113
Bienes preexistentes	3.076.061
Tierras y terrenos	550.000
Bienes intangibles	223.600
INVERSIÓN FINANCIERA	850.000
Concesión de préstamos a largo plazo	850.000
Al sector público	850.000
A entes descentralizados sin fines empresariales	850.000
APLICACIONES FINANCIERAS	**26.866.362**
DISMINUCIÓN DE PASIVOS	26.866.362
Disminución de cuentas y efectos por pagar	6.541.156
Disminución de cuentas y efectos por pagar a corto plazo	6.541.156
Disminución de sueldos, salarios y otras remuneraciones por pagar	6.541.156
Disminución de otros pasivos	20.325.206
Disminución de otros pasivos a corto plazo	20.325.206
TOTAL GASTOS	**1.278.892.299**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117545	Formación en carreras	Matrícula			51.007	30.948.674	239.929.240			270.877.914
117619	Formación de postgrado o estudios avanzados	Matrícula			4.528	8.354.220	25.468.311			33.822.531
117700	Investigación, innovación y gestión del conocimiento	Investigación			1.523	11.571.496	32.879.479			44.450.975
117940	Sistema de recursos para la formación e intercambio académico	Usuario Atendido	2.266.271	1.510.847	3.777.118	222.450	25.465.048			25.687.498
117942	Sistemas de apoyo al desarrollo estudiantil	Servicio			1.156.043		94.910.379			94.910.379
117950	Intercambio y gestión del conocimiento con la sociedad	Comunidad			1.050	16.718.476	11.899.418			28.617.894
117960	Desarrollo y mantenimiento de la infraestructura física	Metro Cuadrado			136.100	160.000	6.749.250			6.909.250
TOTAL						67.975.316	437.301.125			505.276.441

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	3.679.842	322.521.870			326.201.712
02	Gestión administrativa	48.810.912	67.207.114			116.018.026
03	Previsión y protección social		328.250.663		3.145.457	331.396.120
TOTAL		52.490.754	717.979.647		3.145.457	773.615.858

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**2.377**	**2.710**	**87**	**5.174**	**144.834.780**	**7.110.736**	**151.945.516**
Alto Nivel y de Dirección		1		1	21.876		21.876
Profesional y Técnico	950	563	31	1.544	35.607.672		35.607.672
Personal Administrativo	305	108	11	424	6.244.284		6.244.284
Personal Docente	833	1.099	39	1.971	84.672.036	7.110.736	91.782.772
Obrero	289	939	6	1.234	18.288.912		18.288.912
Personal Fijo a Tiempo Parcial	**24**	**31**	**8**	**63**	**841.980**		**841.980**
Profesional y Técnico	19	16	6	41	535.044		535.044
Personal Administrativo	2		2	4	29.472		29.472
Personal Docente		13		13	240.744		240.744
Obrero	3	2		5	36.720		36.720
Personal Contratado	**804**	**995**		**1.799**	**64.324.461**		**64.324.461**
Personal Docente	289	360		649	9.284.832		9.284.832
Obrero	515	635		1.150	55.039.629		55.039.629
TOTAL	**3.205**	**3.736**	**95**	**7.036**	**210.001.221**	**7.110.736**	**217.111.957**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**114**	**84**	**198**	**8.150.945**
Obreros	26	57	83	2.836.666
Empleados	75	20	95	4.269.187
Docentes	13	7	20	1.045.092
Jubilados	**1.925**	**2.647**	**4.572**	**296.261.218**
Obreros	185	742	927	32.259.219
Empleados	1.073	677	1.750	76.247.520
Docentes	667	1.228	1.895	187.754.479
TOTAL	**2.039**	**2.731**	**4.770**	**304.412.163**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	652.181.964
4.02	Materiales, suministros y mercancías	94.806.272
4.03	Servicios no personales	93.604.064
4.04	Activos reales	23.542.774
4.05	Activos financieros	850.000
4.07	Transferencias y donaciones	387.040.863
4.11	Disminución de pasivos	26.866.362
	TOTAL	**1.278.892.299**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.273.467.299**
INGRESOS CORRIENTES ORDINARIOS	1.273.467.299
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	95.888.770
Venta de otros bienes y servicios	95.888.770
INGRESOS DE LA PROPIEDAD	15.690.800
Intereses	14.052.800
Intereses internos	14.052.800
Intereses por depósitos	14.052.800
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	1.638.000
Utilidades, rentas y dividendos entes descentralizados no petroleros	50.000
Alquileres	1.588.000
TRANSFERENCIAS CORRIENTES	1.158.426.229
Transferencias corrientes internas recibidas del sector privado	3.145.457
De instituciones sin fines de lucro	3.145.457
Transferencias corrientes del sector público	1.155.280.772
Transferencias corrientes internas recibidas del sector público	1.155.280.772
De la República	1.155.280.772
Recursos Ordinarios	927.244.391
Gestión Fiscal	228.036.381
OTROS INGRESOS	3.461.500
Otros ingresos ordinarios	3.461.500
1.2 GASTOS CORRIENTES	**1.227.633.163**
GASTOS DE CONSUMO	840.592.300
Remuneraciones	652.181.964
Sueldos, salarios y otras retribuciones	215.979.702
Beneficios y complementos de sueldos y salarios	49.266.552
Aportes patronales	4.575.496
Prestaciones sociales y otras indemnizaciones	80.335.629
Asistencia socioeconómica	65.434.901
Otros gastos de personal	236.589.684

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Compra de bienes y servicios	181.041.785
Bienes de consumo	94.806.272
Servicios no personales	86.235.513
Impuestos indirectos	7.368.551
TRANSFERENCIAS Y DONACIONES CORRIENTES	387.040.863
Al sector privado	383.179.857
Transferencias corrientes al sector privado	383.179.857
Directas a personas	363.354.702
Pensiones y otros beneficios asociados	8.150.945
Jubilaciones y otros beneficios asociados	296.261.218
Otras transferencias directas a personas	58.942.539
A instituciones sin fines de lucro	304.894
A empresas privadas	19.520.261
Al sector público	3.827.464
Transferencias corrientes al sector público	3.827.464
A los entes descentralizados sin fines empresariales para sus gastos	2.927.464
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	800.000
A instituciones de protección social	100.000
Al sector externo	33.542
Donaciones corrientes al exterior	33.542
A organismos a instituciones sin fines de lucro	27.942
A gobiernos extranjeros	5.600
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**45.834.136**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**45.834.136**
RECURSOS PROPIOS DE CAPITAL	45.834.136
Ahorro en cuenta corriente	45.834.136
2.2 GASTOS DE CAPITAL	**24.392.774**
INVERSIÓN REAL DIRECTA	23.542.774
Formación bruta de capital fijo	22.769.174
Edificios e instalaciones	425.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Maquinaria, equipos y otros bienes muebles	19.268.113
Bienes preexistentes	3.076.061
Tierras y terrenos	550.000
Bienes intangibles	223.600
INVERSIÓN FINANCIERA	850.000
Concesión de préstamos a largo plazo	850.000
Al sector público	850.000
A entes descentralizados sin fines empresariales	850.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**21.441.362**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**26.866.362**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.425.000
Disminución de otros activos financieros	5.425.000
Disminución de disponibilidades	5.425.000
Disminución de caja	5.425.000
SUPERÁVIT FINANCIERO	21.441.362
3.2 APLICACIONES FINANCIERAS	**26.866.362**
DISMINUCIÓN DE PASIVOS	26.866.362
Disminución de cuentas y efectos por pagar	6.541.156
Disminución de cuentas y efectos por pagar a corto plazo	6.541.156
Disminución de sueldos, salarios y otras remuneraciones por pagar	6.541.156
Disminución de otros pasivos	20.325.206
Disminución de otros pasivos a corto plazo	20.325.206

A0084

Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)

UNIVERSIDAD NACIONAL EXPERIMENTAL DE LOS LLANOS CENTRALES RÓMULO GALLEGOS (UNERG)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Presupuesto correspondiente al ejercicio fiscal 2013, al igual que los ejercicios anteriores se elaboró de acuerdo con los lineamientos y orientaciones suministradas por el Ministerio del Poder Popular para la Educación Universitaria. Partiendo de esta situación, las políticas y estrategias diseñadas por nuestra Institución se han enmarcado y se encuentran íntimamente vinculadas con las líneas generales del Plan Nacional "Simón Bolívar", Primer Plan Socialista 2007-2013, definidas en las siguientes políticas:

- Promover la generación y socialización del conocimiento en el ámbito académico, con el desarrollo del nuevo modelo educativo a llevar a cabo en cada una de las actividades que se desarrollen.

- El cumplimiento de metas orientadas al Desarrollo de la Nueva Ética Socialista.

- La Profundización de la Democracia Protagónica Revolucionaria.

- El Establecimiento de un Modelo Productivo Socialista.

- La Construcción de una Nueva Geopolítica en materia de Educación Universitaria, que permita su internacionalización a través de la creación de vínculos solidarios con los pueblos del mundo.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**197.446.141**
INGRESOS CORRIENTES ORDINARIOS	197.446.141
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	100.000
Venta de otros bienes y servicios	100.000
TRANSFERENCIAS CORRIENTES	197.346.141
Transferencias corrientes del sector público	197.346.141
Transferencias corrientes internas recibidas del sector público	197.346.141
De la República	197.346.141
INGRESOS DE CAPITAL	**89.457**
RECURSOS PROPIOS DE CAPITAL	89.457
Incremento de la depreciación y amortización acumuladas	89.457
TOTAL RECURSOS	**197.535.598**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**184.647.395**
GASTOS DE CONSUMO	153.408.518
Remuneraciones	127.773.826
Sueldos, salarios y otras retribuciones	64.017.341
Beneficios y complementos de sueldos y salarios	50.266.036
Aportes patronales	5.173.414
Asistencia socioeconómica	8.317.035
Compra de bienes y servicios	25.545.235
Bienes de consumo	3.269.976
Servicios no personales	22.275.259
Depreciación y amortización	89.457
TRANSFERENCIAS Y DONACIONES CORRIENTES	31.238.877
Al sector privado	31.238.877
Transferencias corrientes al sector privado	31.238.877
Directas a personas	31.238.877
Pensiones y otros beneficios asociados	5.993.440
Jubilaciones y otros beneficios asociados	20.599.948
Otras transferencias directas a personas	4.645.489
GASTOS DE CAPITAL	**1.701.578**
INVERSIÓN REAL DIRECTA	1.701.578
Formación bruta de capital fijo	1.701.578
Maquinaria, equipos y otros bienes muebles	976.578
Construcciones de bienes de dominio público	725.000
APLICACIONES FINANCIERAS	**11.186.625**
DISMINUCIÓN DE PASIVOS	11.186.625
Disminución de cuentas y efectos por pagar	52.601
Disminución de cuentas y efectos por pagar a corto plazo	52.601
Disminución de sueldos, salarios y otras remuneraciones por pagar	28.000
Disminución de aportes patronales y retenciones laborales por pagar	19.601
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	19.601
Disminución cuentas por pagar a proveedores a corto plazo	5.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de otros pasivos	11.134.024
Disminución de otros pasivos a corto plazo	11.134.024
TOTAL GASTOS	**197.535.598**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117294	Programas Nacionales de Formación	Matricula			9.073		480			480
117387	Formación en carreras	Matricula			57.352	6.085	73.067.131			73.073.216
117474	Formación de Postgrado o Estudios Avanzados	Matricula			11.574		214.241			214.241
117481	Investigación, Innovación y Gestión del Conocimiento	Investigación			67	1.641	3.141.554			3.143.195
117681	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	36.944	29.482	66.426	22.965	4.324.749			4.347.714
118014	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio			10	327	27.129.323			27.129.650
118066	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			100		2.077.497			2.077.497
118106	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			54.094	36.250	17.380.560			17.416.810
118122	Territorialización y Municipalización de la Educación Universitaria	Plan			14		30			30
	TOTAL					67.268	127.335.565			127.402.833

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		23.039.174			23.039.174
02	Gestión administrativa	122.189	20.378.014			20.500.203
03	Previsión y protección social		26.593.388			26.593.388
	TOTAL	**122.189**	**70.010.576**			**70.132.765**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**694**	**604**		**1.298**	**36.603.663**	**1.072.587**	**37.676.250**
Directivo	40	51		91	3.170.736	209.104	3.379.840
Profesional y Técnico	125	79		204	5.249.496		5.249.496
Personal Administrativo	204	66		270	6.635.520		6.635.520
Personal Docente	192	226		418	13.776.768	863.483	14.640.251
Personal de Investigación	1	1		2	29.388		29.388
Obrero	132	181		313	7.741.755		7.741.755
Personal Fijo a Tiempo Parcial	**457**	**645**		**1.102**	**20.845.681**	**264.042**	**21.109.723**
Profesional y Técnico	1	13		14	177.780		177.780
Personal Administrativo	2			2	24.576		24.576
Personal Docente	454	628		1.082	20.582.365	264.042	20.846.407
Personal de Investigación		4		4	60.960		60.960
TOTAL	**1.151**	**1.249**		**2.400**	**57.449.344**	**1.336.629**	**58.785.973**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**72**	**21**	**93**	**5.993.440**
Obreros	11	6	17	1.568.059
Empleados	48	8	56	3.868.062
Docentes	13	7	20	557.319
Jubilados	**144**	**131**	**275**	**20.599.948**
Alto Nivel y de Dirección		1	1	61.992
Obreros	14	31	45	1.105.965
Empleados	81	43	124	13.853.827
Docentes	49	56	105	5.578.164
TOTAL	**216**	**152**	**368**	**26.593.388**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	127.773.826
4.02	Materiales, suministros y mercancías	3.269.976
4.03	Servicios no personales	22.275.259
4.04	Activos reales	1.701.578
4.07	Transferencias y donaciones	31.238.877
4.08	Otros gastos	89.457
4.11	Disminución de pasivos	11.186.625
	TOTAL	**197.535.598**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**197.446.141**
INGRESOS CORRIENTES ORDINARIOS	197.446.141
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	100.000
Venta de otros bienes y servicios	100.000
TRANSFERENCIAS CORRIENTES	197.346.141
Transferencias corrientes del sector público	197.346.141
Transferencias corrientes internas recibidas del sector público	197.346.141
De la República	197.346.141
Recursos Ordinarios	157.763.913
Gestión Fiscal	39.582.228
1.2 GASTOS CORRIENTES	**184.647.395**
GASTOS DE CONSUMO	153.408.518
Remuneraciones	127.773.826
Sueldos, salarios y otras retribuciones	64.017.341
Beneficios y complementos de sueldos y salarios	50.266.036
Aportes patronales	5.173.414
Asistencia socioeconómica	8.317.035
Compra de bienes y servicios	25.545.235
Bienes de consumo	3.269.976
Servicios no personales	22.275.259
Depreciación y amortización	89.457
TRANSFERENCIAS Y DONACIONES CORRIENTES	31.238.877
Al sector privado	31.238.877
Transferencias corrientes al sector privado	31.238.877
Directas a personas	31.238.877
Pensiones y otros beneficios asociados	5.993.440
Jubilaciones y otros beneficios asociados	20.599.948
Otras transferencias directas a personas	4.645.489
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**12.798.746**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**12.888.203**
RECURSOS PROPIOS DE CAPITAL	12.888.203
Ahorro en cuenta corriente	12.798.746
Incremento de la depreciación y amortización acumuladas	89.457
2.2 GASTOS DE CAPITAL	**1.701.578**
INVERSIÓN REAL DIRECTA	1.701.578
Formación bruta de capital fijo	1.701.578
Maquinaria, equipos y otros bienes muebles	976.578
Construcciones de bienes de dominio público	725.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**11.186.625**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**11.186.625**
SUPERÁVIT FINANCIERO	11.186.625
3.2 APLICACIONES FINANCIERAS	**11.186.625**
DISMINUCIÓN DE PASIVOS	11.186.625
Disminución de cuentas y efectos por pagar	52.601
Disminución de cuentas y efectos por pagar a corto plazo	52.601
Disminución de sueldos, salarios y otras remuneraciones por pagar	28.000
Disminución de aportes patronales y retenciones laborales por pagar	19.601
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	19.601
Disminución cuentas por pagar a proveedores a corto plazo	5.000
Disminución de otros pasivos	11.134.024
Disminución de otros pasivos a corto plazo	11.134.024

A0085

Universidad Nacional Experimental Rafael María Baralt (UNERMB)

UNIVERSIDAD NACIONAL EXPERIMENTAL RAFAEL MARÍA BARALT (UNERMB)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Nacional Experimental Rafael María Baralt (UNERMB), se proyectará como una Institución científico educativa, moderna y de vanguardia, con capacidad de auto gestión, de reconocido prestigio regional, nacional e internacional por su excelencia académica y compromiso social, en la generación de los conocimientos científico competitivo, transferible a través de la formación integral de profesionales capacitados para interactuar con independencia y asertividad en sociedades globales y con capacidad de llevar adelante los cambios que el país necesita, que contribuyan a elevar la calidad de vida del ser humano, fortaleciendo así sus valores trascendentales y desarrollo integral.

Para el 2013 la UNERMB estima:

- Constituirse en una Institución generadora de respuestas adecuadas, basadas en el desarrollo y consolidación del conocimiento como ventaja competitiva, que sea trasmitido por vía de la docencia y la extensión, fortaleciendo los procesos de cambio de la Institución y del país.
- Conducir un proceso de formación de un profesional hábil y útil, para ubicarse en un mundo competitivo, globalizado, integrado, regionalizado y en proceso acelerado de transformación, con base en resultado de una educación con calidad científica y pertinencia social.
- Consolidarse como una Universidad promotora en la concepción y adaptación de nuevos conocimientos e innovaciones tecnológica, conforme a las grandes transformaciones del mundo contemporáneo.
- Fomentar las potencialidades de producción de bienes y servicios competitivos como medio para fortalecer las funciones de investigación, docencia y extensión.
- Incrementar y consolidar las alianzas estratégicas nacionales e internacionales con el sector público y privado, en un proceso de cooperación para satisfacer necesidades mutuas.
- Transformar la gerencia universitaria basada en un modelo cultural centrado en las personas y en los procesos, tendente hacia la modernización de la Institución.

Igualmente orientará, los recursos hacia la continuación y culminación de los proyectos que están en proceso de ejecución, privilegiando la inversión en proyectos que representen un efecto multiplicador importante, en el nivel de empleo, en el marco de la concepción estratégica del desarrollo endógeno.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**194.343.425**
INGRESOS CORRIENTES ORDINARIOS	194.343.425
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	12.000.000
Venta de otros bienes y servicios	12.000.000
TRANSFERENCIAS CORRIENTES	182.343.425
Transferencias corrientes del sector público	182.343.425
Transferencias corrientes internas recibidas del sector público	182.343.425
De la República	182.343.425
TOTAL RECURSOS	**194.343.425**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**192.875.983**
GASTOS DE CONSUMO	149.740.394
Remuneraciones	130.813.600
Sueldos, salarios y otras retribuciones	96.287.809
Beneficios y complementos de sueldos y salarios	4.320.280
Aportes patronales	11.797.090
Prestaciones sociales y otras indemnizaciones	8.225.904
Asistencia socioeconómica	9.195.258
Otros gastos de personal	987.259
Compra de bienes y servicios	18.926.794
Bienes de consumo	2.958.244
Servicios no personales	15.968.550
TRANSFERENCIAS Y DONACIONES CORRIENTES	43.135.589
Al sector privado	40.568.014
Transferencias corrientes al sector privado	40.466.014
Directas a personas	40.466.014
Pensiones y otros beneficios asociados	2.086.530
Jubilaciones y otros beneficios asociados	33.909.484
Otras transferencias directas a personas	4.470.000
Donaciones corrientes al sector privado	102.000
Donaciones a personas	102.000
Al sector público	2.567.575
Transferencias corrientes al sector público	2.567.575
A la República	1.367.575
A los entes descentralizados sin fines empresariales para sus gastos	200.000
Subsídios e incentivos otorgados por normas externas	1.000.000
GASTOS DE CAPITAL	**1.467.442**
INVERSIÓN REAL DIRECTA	1.467.442
Formación bruta de capital fijo	1.422.800
Edificios e instalaciones	222.800
Maquinaria, equipos y otros bienes muebles	1.200.000
Bienes intangibles	44.642
TOTAL GASTOS	**194.343.425**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117262	Programas Nacionales de Formación	Matricula			9.838	39.916	680.702			720.618
117380	Formación en Carreras	Matricula			37.238	308.799	64.119.446			64.428.245
117448	Formación de Postgrado o Estudios Avanzados	Matricula			8.782	656.929	6.257.694			6.914.623
117507	Investigación, innovación y gestión del conocimiento	Investigación			29	69.290	2.878.071			2.947.361
117624	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	23.061	10.853	33.914	10.835	2.411.695			2.422.530
117702	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio			52.000	3.534.677	7.961.997			11.496.674
117914	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			138	7.650	3.042.094			3.049.744
117987	Desarrollo y Mantenimiento de la Planta Física	Metro Cuadrado			55	53.081	9.425.473			9.478.554
118027	Territorialización y Municipalización de la Educación Universitaria	Plan			2	8.591	18.076			26.667
TOTAL						4.689.768	96.795.248			101.485.016

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	2.398.189	39.352.631			41.750.820
02	Gestión administrativa	4.912.043	10.199.532			15.111.575
03	Previsión y protección social		35.996.014			35.996.014
TOTAL		7.310.232	85.548.177			92.858.409

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**580**	**433**		**1.013**	**35.175.792**	**4.104.920**	**39.280.712**
Alto Nivel y de Dirección		1		1	61.992		61.992
Directivo	5	10		15	651.624	90.387	742.011
Profesional y Técnico	341	156		497	12.968.628	1.694.232	14.662.860
Personal Docente	216	148		364	18.539.328	2.207.906	20.747.234
Personal de Investigación	9	3		12	648.324	64.617	712.941
Personal Médico	1	1		2	84.936	11.778	96.714
Obrero	8	114		122	2.220.960	36.000	2.256.960
Personal Fijo a Tiempo Parcial	**7**	**9**		**16**	**327.216**	**10.944**	**338.160**
Personal Docente	7	9		16	327.216	10.944	338.160
Personal Contratado	**712**	**565**		**1.277**	**15.414.912**	**110.976**	**15.525.888**
Directivo		2		2	51.528		51.528
Profesional y Técnico	28	26		54	494.772	95.232	590.004
Personal Administrativo	58	40		98	1.162.644	15.744	1.178.388
Personal Docente	557	426		983	10.266.960		10.266.960
Personal de Investigación		1		1	22.944		22.944
Obrero	69	70		139	3.416.064		3.416.064
TOTAL	**1.299**	**1.007**		**2.306**	**50.917.920**	**4.226.840**	**55.144.760**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**27**	**18**	**45**	**2.086.530**
Docentes	27	18	45	2.086.530
Jubilados	**163**	**114**	**277**	**33.909.484**
Obreros		8	8	1.453.889
Empleados	65	25	90	10.512.022
Docentes	98	81	179	21.943.573
TOTAL	**190**	**132**	**322**	**35.996.014**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	130.813.600
4.02	Materiales, suministros y mercancías	2.958.244
4.03	Servicios no personales	15.968.550
4.04	Activos reales	1.467.442
4.07	Transferencias y donaciones	43.135.589
	TOTAL	**194.343.425**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**194.343.425**
INGRESOS CORRIENTES ORDINARIOS	194.343.425
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	12.000.000
Venta de otros bienes y servicios	12.000.000
TRANSFERENCIAS CORRIENTES	182.343.425
Transferencias corrientes del sector público	182.343.425
Transferencias corrientes internas recibidas del sector público	182.343.425
De la República	182.343.425
Recursos Ordinarios	147.530.768
Gestión Fiscal	34.812.657
1.2 GASTOS CORRIENTES	**192.875.983**
GASTOS DE CONSUMO	149.740.394
Remuneraciones	130.813.600
Sueldos, salarios y otras retribuciones	96.287.809
Beneficios y complementos de sueldos y salarios	4.320.280
Aportes patronales	11.797.090
Prestaciones sociales y otras indemnizaciones	8.225.904
Asistencia socioeconómica	9.195.258
Otros gastos de personal	987.259
Compra de bienes y servicios	18.926.794
Bienes de consumo	2.958.244
Servicios no personales	15.968.550
TRANSFERENCIAS Y DONACIONES CORRIENTES	43.135.589
Al sector privado	40.568.014
Transferencias corrientes al sector privado	40.466.014
Directas a personas	40.466.014
Pensiones y otros beneficios asociados	2.086.530
Jubilaciones y otros beneficios asociados	33.909.484
Otras transferencias directas a personas	4.470.000
Donaciones corrientes al sector privado	102.000
Donaciones a personas	102.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Al sector público	2.567.575
Transferencias corrientes al sector público	2.567.575
A la República	1.367.575
A los entes descentralizados sin fines empresariales para sus gastos	200.000
Subsídios e incentivos otorgados por normas externas	1.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.467.442**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.467.442**
RECURSOS PROPIOS DE CAPITAL	1.467.442
Ahorro en cuenta corriente	1.467.442
2.2 GASTOS DE CAPITAL	**1.467.442**
INVERSIÓN REAL DIRECTA	1.467.442
Formación bruta de capital fijo	1.422.800
Edificios e instalaciones	222.800
Maquinaria, equipos y otros bienes muebles	1.200.000
Bienes intangibles	44.642
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0086

Universidad Nacional Experimental Simón Bolívar (USB)

UNIVERSIDAD NACIONAL EXPERIMENTAL SIMÓN BOLÍVAR (USB)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Nacional Experimental Simón Bolívar (USB) es una comunidad académica, innovadora, participativa, productiva y plural, en permanente aprendizaje y desarrollo, comprometida con la excelencia, cuya misión fundamental es contribuir significativamente con:

- La formación sustentada en valores éticos de ciudadanos libres, líderes emprendedores, de alta calidad profesional y humana, orientados hacia la creatividad, la innovación, la producción, la sensibilidad y la solidaridad social.

- La búsqueda y transmisión universal del saber, la generación, difusión y aplicación del conocimiento, dentro de un foro libre, abierto y crítico.

- La transferencia directa de su labor investigativa, académica, creativa y productiva, a manera de soluciones, respuestas a las necesidades y demandas de la sociedad a cuyo servicio se encuentra, en pos de un mundo mejor.

La USB, entiende esta misión como su particular manera de participar activamente en el logro de una sociedad más justa, y de promover el desarrollo armónico y sustentable de sus dimensiones sociales, políticas, culturales y económicas.

En su visión, la USB se desarrollará como una Institución Tecnológica y Científica con prestigio y reconocimiento internacional en la cual se fomentarán y acometerán programas de investigación, desarrollo y creación de manera transdisciplinaria e integrada que conlleven a la generación de conocimientos e innovaciones del saber, que permitan ampliar y fortalecer con excelencia y rigurosidad científica, tanto la oferta académica como los productos y servicios especializados que se ofrezcan a disposición de la sociedad global. Propiciaremos la integración de las personas con el ambiente natural, la cultura y los deportes, infraestructura física y prestación de servicios de apoyo académico están inspiradas en el modelo integrador que potenciará la calidad de vida de una manera integral a toda la comunidad.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**467.626.919**
INGRESOS CORRIENTES ORDINARIOS	467.626.919
INGRESOS DE LA PROPIEDAD	2.550.000
Intereses	2.550.000
Intereses internos	2.550.000
Intereses por depósitos	2.550.000
TRANSFERENCIAS CORRIENTES	454.977.163
Transferencias corrientes del sector público	454.977.163
Transferencias corrientes internas recibidas del sector público	454.977.163
De la República	454.977.163
OTROS INGRESOS	10.099.756
Otros ingresos ordinarios	10.099.756
INGRESOS DE CAPITAL	**607.039**
RECURSOS PROPIOS DE CAPITAL	607.039
Incremento de la depreciación y amortización acumuladas	607.039
TOTAL RECURSOS	**468.233.958**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**468.225.030**
GASTOS DE CONSUMO	302.220.663
Remuneraciones	265.535.841
Sueldos, salarios y otras retribuciones	82.144.804
Beneficios y complementos de sueldos y salarios	99.130.854
Aportes patronales	16.061.043
Prestaciones sociales y otras indemnizaciones	17.260.061
Asistencia socioeconómica	50.939.079
Compra de bienes y servicios	33.148.568
Bienes de consumo	5.642.594
Servicios no personales	27.505.974
Impuestos indirectos	2.929.215
Depreciación y amortización	607.039
TRANSFERENCIAS Y DONACIONES CORRIENTES	166.004.367
Al sector privado	164.100.367
Transferencias corrientes al sector privado	164.100.367
Directas a personas	153.162.478
Pensiones y otros beneficios asociados	18.242.913
Jubilaciones y otros beneficios asociados	134.400.840
Otras transferencias directas a personas	518.725
Otras transferencias corrientes internas al sector privado	10.937.889
Al sector externo	1.904.000
Transferencias corrientes al exterior	1.904.000
Becas de capacitación e investigación en el exterior	1.904.000
GASTOS DE CAPITAL	**8.928**
INVERSIÓN REAL DIRECTA	8.928
Formación bruta de capital fijo	8.928
Maquinaria, equipos y otros bienes muebles	8.928
TOTAL GASTOS	**468.233.958**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117319	Formación en carreras	Matrícula			9.485		89.699.661			89.699.661
117372	Formación de postgrado o estudios avanzados	Matrícula			2.024		1.137.833			1.137.833
117379	Sistema de apoyo al desarrollo estudiantil	Servicio			8		30.413.161			30.413.161
117420	Investigación, innovación y gestión del conocimiento	Investigación			1		3.721.609			3.721.609
117432	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			921.646		13.413.645			13.413.645
117445	Sistema de recursos para la formación e intercambio Académico	Usuario	184.844	184.843	369.687		29.517.901			29.517.901
117469	Intercambio y gestión del conocimiento con la Sociedad	Comunidad			217		6.571.607			6.571.607
	TOTAL						174.475.417			174.475.417

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	6.182.416	123.609.692			129.792.108
02	Gestión administrativa	7.074.379	919.932			7.994.311
03	Previsión y protección social		155.972.122			155.972.122
	TOTAL	13.256.795	280.501.746			293.758.541

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.083**	**1.262**	**169**	**2.514**	**66.922.617**	**3.588.104**	**70.510.721**
Alto Nivel y de Dirección		1		1	65.812		65.812
Directivo	9	7		16	495.879	7.089	502.968
Profesional y Técnico	432	249	34	715	16.827.221	217.889	17.045.110
Personal Administrativo	182	149	39	370	5.824.364	94.410	5.918.774
Personal Docente	372	530	90	992	38.153.293	3.260.916	41.414.209
Obrero	88	326	6	420	5.556.048	7.800	5.563.848
Personal Contratado		**450**		**450**	**12.568.593**		**12.568.593**
Profesional y Técnico		25		25	581.100		581.100
Personal Administrativo		38		38	1.583.661		1.583.661
Personal Docente		357		357	9.979.752		9.979.752
Obrero		30		30	424.080		424.080
TOTAL	**1.083**	**1.712**	**169**	**2.964**	**79.491.210**	**3.588.104**	**83.079.314**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**224**	**87**	**311**	**18.242.913**
Obreros	30	32	62	2.323.553
Empleados	129	38	167	9.874.813
Docentes	65	17	82	6.044.547
Jubilados	**634**	**846**	**1.480**	**134.400.840**
Alto Nivel y de Dirección		6	6	877.818
Obreros	10	119	129	6.167.747
Empleados	466	345	811	69.232.457
Docentes	158	376	534	58.122.818
TOTAL	**858**	**933**	**1.791**	**152.643.753**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	265.535.841
4.02	Materiales, suministros y mercancías	5.642.594
4.03	Servicios no personales	30.435.189
4.04	Activos reales	8.928
4.07	Transferencias y donaciones	166.004.367
4.08	Otros gastos	607.039
	TOTAL	**468.233.958**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**467.626.919**
INGRESOS CORRIENTES ORDINARIOS	467.626.919
INGRESOS DE LA PROPIEDAD	2.550.000
Intereses	2.550.000
Intereses internos	2.550.000
Intereses por depósitos	2.550.000
TRANSFERENCIAS CORRIENTES	454.977.163
Transferencias corrientes del sector público	454.977.163
Transferencias corrientes internas recibidas del sector público	454.977.163
De la República	454.977.163
Recursos Ordinarios	353.588.130
Gestión Fiscal	101.389.033
OTROS INGRESOS	10.099.756
Otros ingresos ordinarios	10.099.756
1.2 GASTOS CORRIENTES	**468.225.030**
GASTOS DE CONSUMO	302.220.663
Remuneraciones	265.535.841
Sueldos, salarios y otras retribuciones	82.144.804
Beneficios y complementos de sueldos y salarios	99.130.854
Aportes patronales	16.061.043
Prestaciones sociales y otras indemnizaciones	17.260.061
Asistencia socioeconómica	50.939.079
Compra de bienes y servicios	33.148.568
Bienes de consumo	5.642.594
Servicios no personales	27.505.974
Impuestos indirectos	2.929.215
Depreciación y amortización	607.039

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
TRANSFERENCIAS Y DONACIONES CORRIENTES	166.004.367
Al sector privado	164.100.367
Transferencias corrientes al sector privado	164.100.367
Directas a personas	153.162.478
Pensiones y otros beneficios asociados	18.242.913
Jubilaciones y otros beneficios asociados	134.400.840
Otras transferencias directas a personas	518.725
Otras transferencias corrientes internas al sector privado	10.937.889
Al sector externo	1.904.000
Transferencias corrientes al exterior	1.904.000
Becas de capacitación e investigación en el exterior	1.904.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(598.111)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**8.928**
RECURSOS PROPIOS DE CAPITAL	8.928
Desahorro en cuenta corriente	(598.111)
Incremento de la depreciación y amortización acumuladas	607.039
2.2 GASTOS DE CAPITAL	**8.928**
INVERSIÓN REAL DIRECTA	8.928
Formación bruta de capital fijo	8.928
Maquinaria, equipos y otros bienes muebles	8.928
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0087

Universidad Nacional Abierta (UNA)

UNIVERSIDAD NACIONAL ABIERTA (UNA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Los Proyectos que desarrollará la Universidad Nacional Abierta, están basados en la razón de ser de nuestra casa de estudios, sus estudiantes, impulsando su inclusión y prosecución estudiantil a través de estrategias y políticas internas dispuestas y enmarcadas en la flexibilización y calidad del servicio educativo, ello en sintonía con el Plan Nacional Simón Bolívar, Primer Plan Socialista 2007-2013 y concretándose a través de los Proyectos Institucionales de esta casa de estudios.

En este sentido, los proyectos de formación de pregrado en carrera corta y carrera larga, están dirigidos y fundamentados en el desarrollo de la enseñanza y aprendizaje bajo la modalidad a distancia, orientado a la formación de recursos humanos altamente calificados en las áreas de Educación, Ingeniería, Administración, Contaduría y Matemática.

En cuanto a la formación de pregrado en carreras cortas, la UNA enfatizará en el desarrollo de la enseñanza y el aprendizaje bajo la modalidad a distancia, orientadas a la formación de recursos humanos altamente calificados en las áreas de Educación Integral, Ingeniería, así como en Administración y Contaduría, con capacidad de integrarse al mercado laboral en un corto plazo.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**223.942.960**
INGRESOS CORRIENTES ORDINARIOS	223.942.960
INGRESOS DE OPERACIÓN	10.000.000
Otros ingresos de operación	10.000.000
TRANSFERENCIAS CORRIENTES	213.942.960
Transferencias corrientes del sector público	213.942.960
Transferencias corrientes internas recibidas del sector público	213.942.960
De la República	213.942.960
INGRESOS DE CAPITAL	**1.500.000**
RECURSOS PROPIOS DE CAPITAL	1.500.000
Incremento de la depreciación y amortización acumuladas	1.500.000
TOTAL RECURSOS	**225.442.960**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**214.278.759**
GASTOS DE CONSUMO	149.280.040
Remuneraciones	126.507.450
Sueldos, salarios y otras retribuciones	53.792.678
Beneficios y complementos de sueldos y salarios	50.894.182
Aportes patronales	10.726.104
Asistencia socioeconómica	8.889.777
Otros gastos de personal	2.204.709
Compra de bienes y servicios	21.272.590
Bienes de consumo	7.234.710
Servicios no personales	14.037.880
Depreciación y amortización	1.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	64.998.719
Al sector privado	63.394.146
Transferencias corrientes al sector privado	63.369.146
Directas a personas	62.678.146
Pensiones y otros beneficios asociados	4.372.515
Jubilaciones y otros beneficios asociados	52.916.831
Otras transferencias directas a personas	5.388.800
A instituciones sin fines de lucro	611.000
Otras transferencias corrientes internas al sector privado	80.000
Donaciones corrientes al sector privado	25.000
Donaciones a personas	25.000
Al sector público	1.604.573
Donaciones corrientes al sector público	1.604.573
A los entes descentralizados sin fines empresariales	1.604.573
GASTOS DE CAPITAL	**2.352.036**
INVERSIÓN REAL DIRECTA	2.352.036
Formación bruta de capital fijo	2.352.036
Edificios e instalaciones	700.000
Maquinaria, equipos y otros bienes muebles	1.652.036
APLICACIONES FINANCIERAS	**8.812.165**
DISMINUCIÓN DE PASIVOS	8.812.165
Disminución de otros pasivos	8.812.165

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de otros pasivos a corto plazo	8.662.165
Disminución de otros pasivos a mediano y largo plazo	150.000
TOTAL GASTOS	**225.442.960**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117353	Sistema de recursos para la formación e intercambio Académico	Usuario	1.237.428	1.142.241	2.328.000		10.372.434			10.372.434
117378	Formación en carreras	Matricula			42.529		63.811.616			63.811.616
117475	Intercambio y gestión del conocimiento con la Sociedad	Comunidad			6		2.006.471			2.006.471
117616	Formación de postgrado o estudios avanzados	Matricula			2.131		4.234.152			4.234.152
117625	Sistemas de apoyo al desarrollo estudiantil	Servicio Prestado			111.407		17.980.803			17.980.803
117661	Investigación, innovación y gestión del conocimiento	Investigación			19		1.593.161			1.593.161
117732	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			73.310		10.885.036			10.885.036
	TOTAL						110.883.673			110.883.673

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		41.609.277			41.609.277
02	Gestión administrativa	1.500.000	14.185.664			15.685.664
03	Previsión y protección social	10.000.000	47.264.346			57.264.346
	TOTAL	**11.500.000**	**103.059.287**			**114.559.287**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**972**	**567**	**253**	**1.792**	**41.787.167**		**41.787.167**
Altos Funcionarios y de Elección Popular		1		1	70.000		70.000
Directivo	25	7	12	44	1.604.880		1.604.880
Profesional y Técnico	407	216	115	738	16.413.943		16.413.943
Personal Administrativo	233	46	41	320	6.552.329		6.552.329
Personal Docente	264	155	40	459	12.472.990		12.472.990
Obrero	43	142	45	230	4.673.025		4.673.025
Personal Fijo a Tiempo Parcial	**69**	**33**	**24**	**126**	**1.306.498**		**1.306.498**
Personal Docente	69	33	24	126	1.306.498		1.306.498
Personal Contratado	**279**	**141**	**74**	**494**	**8.984.253**		**8.984.253**
Profesional y Técnico	3	3		6	123.000		123.000
Personal Docente	276	212		488	8.861.253		8.861.253
TOTAL	**1.320**	**815**	**277**	**2.412**	**52.077.918**		**52.077.918**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**49**	**18**	**67**	**4.372.515**
Obreros	6	2	8	441.635
Empleados	29	5	34	3.572.724
Docentes	14	11	25	358.156
Jubilados	**629**	**338**	**967**	**52.916.831**
Obreros	20	59	79	1.636.612
Empleados	425	146	571	40.661.810
Docentes	184	133	317	10.618.409
TOTAL	**678**	**356**	**1.034**	**57.289.346**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	126.507.450
4.02	Materiales, suministros y mercancías	7.234.710
4.03	Servicios no personales	14.037.880
4.04	Activos reales	2.352.036
4.07	Transferencias y donaciones	64.998.719
4.08	Otros gastos	1.500.000
4.11	Disminución de pasivos	8.812.165
	TOTAL	**225.442.960**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**223.942.960**
INGRESOS CORRIENTES ORDINARIOS	223.942.960
INGRESOS DE OPERACIÓN	10.000.000
Otros ingresos de operación	10.000.000
TRANSFERENCIAS CORRIENTES	213.942.960
Transferencias corrientes del sector público	213.942.960
Transferencias corrientes internas recibidas del sector público	213.942.960
De la República	213.942.960
Recursos Ordinarios	165.346.505
Gestión Fiscal	48.596.455
1.2 GASTOS CORRIENTES	**214.278.759**
GASTOS DE CONSUMO	149.280.040
Remuneraciones	126.507.450
Sueldos, salarios y otras retribuciones	53.792.678
Beneficios y complementos de sueldos y salarios	50.894.182
Aportes patronales	10.726.104
Asistencia socioeconómica	8.889.777
Otros gastos de personal	2.204.709
Compra de bienes y servicios	21.272.590
Bienes de consumo	7.234.710
Servicios no personales	14.037.880
Depreciación y amortización	1.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	64.998.719
Al sector privado	63.394.146
Transferencias corrientes al sector privado	63.369.146
Directas a personas	62.678.146
Pensiones y otros beneficios asociados	4.372.515
Jubilaciones y otros beneficios asociados	52.916.831
Otras transferencias directas a personas	5.388.800
A instituciones sin fines de lucro	611.000
Otras transferencias corrientes internas al sector privado	80.000
Donaciones corrientes al sector privado	25.000
Donaciones a personas	25.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Al sector público	1.604.573
Donaciones corrientes al sector público	1.604.573
A los entes descentralizados sin fines empresariales	1.604.573
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**9.664.201**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**11.164.201**
RECURSOS PROPIOS DE CAPITAL	11.164.201
Ahorro en cuenta corriente	9.664.201
Incremento de la depreciación y amortización acumuladas	1.500.000
2.2 GASTOS DE CAPITAL	**2.352.036**
INVERSIÓN REAL DIRECTA	2.352.036
Formación bruta de capital fijo	2.352.036
Edificios e instalaciones	700.000
Maquinaria, equipos y otros bienes muebles	1.652.036
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**8.812.165**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**8.812.165**
SUPERÁVIT FINANCIERO	8.812.165
3.2 APLICACIONES FINANCIERAS	**8.812.165**
DISMINUCIÓN DE PASIVOS	8.812.165
Disminución de otros pasivos	8.812.165
Disminución de otros pasivos a corto plazo	8.662.165
Disminución de otros pasivos a mediano y largo plazo	150.000

A0088

Universidad Nacional Experimental de Guayana (UNEG)

UNIVERSIDAD NACIONAL EXPERIMENTAL DE GUAYANA (UNEG)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Es misión de la Universidad, formar ciudadanos intelectuales y líderes para la transformación socio-cultural, tecno-científica y económica, que aseguren la sustentabilidad del ambiente y la diversidad biológica y cultural de la región Guayana para las generaciones futuras, constituyéndose en un espacio de construcción colectiva de conocimientos y compartir de saberes; fomentando el arraigo cultural en el marco de la diversidad, fundamentada en los valores de la ética, la solidaridad, la paz, la libertad académica, la auto-reflexión crítica y comprometida con la preservación y defensa de los valores que hacen posible la convivencia ciudadana y el respeto a los derechos humanos como patrimonio fundamental de la sociedad.

Visión de la Universidad Nacional Experimental de Guayana.

Se vislumbra una sociedad del conocimiento caracterizado por ser humanístico, científico y tecnológico, multidisciplinario, transdisciplinario; orientado a la transformación de la realidad, compartido y contextualizado a partir de la construcción colectiva del conocimiento y el compartir de saberes. En este sentido, la Universidad debe prefigurar esa sociedad en activa interacción con su contexto regional, nacional e internacional.

Es por ello que, el conocimiento se reconoce presente en todos los sectores sociales de ahí que la UNEG valorará los saberes indígenas, campesinos y urbanos, en todas las edades y géneros. La Universidad compartirá en variados contextos, tanto locales como regionales, así como nacionales e internacionales; igualmente, vinculándose con otras instituciones afines y con los sectores productivos, culturales y gubernamentales de la sociedad enfatizando la función social en su quehacer académico.

La UNEG, liderizará a las instituciones y procesos orientados a la formación de los profesionales necesarios para el desarrollo de la Región Guayana en el marco de la sustentabilidad.

Se aspira una institución autocrítica, reflexiva, con referencia propia. Con profundo respeto a la diversidad sujeto-sujeto. Se desechará cualquier tipo de dogmatismo y pensamiento único y se propiciará la flexibilidad y la tolerancia a la pluralidad de ideas.

Se propenderá a construir una universidad autónoma, autogestionaria, creativa en la búsqueda de su financiamiento, austera y eficiente en el aprovechamiento de sus recursos en función de optimizar la efectividad del esfuerzo institucional.

La UNEG, está comprometida con la formación del ciudadano, que en el ejercicio de su desempeño, sea coherente con la demanda de una sociedad más humana y ambientalmente responsable. Está obligada, mediante las ejecutorias de sus políticas a dar respuestas satisfactorias y oportunas, a una comunidad que reclama mayor sensibilidad social y ambiental, espiritualidad, sentido de pertinencia, pro actividad, responsabilidad institucional y probidad. La UNEG, tiene el reto circunstancial del entorno, para presentar resultados que la acrediten como una universidad de alto valor y prestigio.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**144.176.349**
INGRESOS CORRIENTES ORDINARIOS	144.176.349
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.878.343
Venta de otros bienes y servicios	1.878.343
TRANSFERENCIAS CORRIENTES	142.298.006
Transferencias corrientes del sector público	142.298.006
Transferencias corrientes internas recibidas del sector público	142.298.006
De la República	142.298.006
INGRESOS DE CAPITAL	**300.000**
RECURSOS PROPIOS DE CAPITAL	300.000
Incremento de la depreciación y amortización acumuladas	300.000
TOTAL RECURSOS	**144.476.349**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**140.089.585**
GASTOS DE CONSUMO	109.268.300
Remuneraciones	94.504.675
Sueldos, salarios y otras retribuciones	31.215.804
Beneficios y complementos de sueldos y salarios	33.832.382
Aportes patronales	5.424.192
Prestaciones sociales y otras indemnizaciones	5.112.696
Asistencia socioeconómica	18.919.601
Compra de bienes y servicios	14.063.625
Bienes de consumo	700.430
Servicios no personales	13.363.195
Impuestos indirectos	400.000
Depreciación y amortización	300.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	30.821.285
Al sector privado	29.754.050
Transferencias corrientes al sector privado	29.754.050
Directas a personas	29.754.050
Pensiones y otros beneficios asociados	1.644.210
Jubilaciones y otros beneficios asociados	22.292.903
Otras transferencias directas a personas	5.816.937
Al sector público	1.067.235
Transferencias corrientes al sector público	1.067.235
A los entes descentralizados sin fines empresariales para sus gastos	1.067.235
GASTOS DE CAPITAL	**100.000**
INVERSIÓN REAL DIRECTA	100.000
Formación bruta de capital fijo	100.000
Maquinaria, equipos y otros bienes muebles	100.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**4.286.764**
DISMINUCIÓN DE PASIVOS	4.286.764
Disminución de otros pasivos	4.286.764
Disminución de provisiones y reservas técnicas	4.286.764
Disminución de provisiones	4.286.764
Disminución de provisiones para beneficios sociales	4.286.764
TOTAL GASTOS	**144.476.349**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117255	Formación en Carreras.	Matrícula			20.187		51.866.943			51.866.943
117740	Formación de Postgrado o Estudios Avanzados.	Matrícula			1.071		3.468.757			3.468.757
117857	Investigación, Innovación y Gestión del Conocimiento.	Investigación			33		2.540.857			2.540.857
117971	Sistema de Recursos para la Formación e Intercambio Académico.	Usuario	83.792	53.572	137.364		6.600.916			6.600.916
118019	Sistemas de Apoyo al Desarrollo Estudiantil.	Servicio			93.621		13.130.532			13.130.532
118070	Intercambio y Gestión del Conocimiento con la Sociedad.	Comunidad			7		3.702.030			3.702.030
118136	Desarrollo y Mantenimiento de Infraestructura Física.	Metro Cuadrado			820		588.402			588.402
118148	Territorialización y Municipalización de la Educación Universitaria.	Plan			1		500			500
	TOTAL						81.898.937			81.898.937

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		26.730.538			26.730.538
02	Gestión administrativa	2.178.343	8.128.278			10.306.621
03	Previsión y protección social		25.540.253			25.540.253
	TOTAL	2.178.343	60.399.069			62.577.412

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**432**	**390**	**39**	**861**	**27.795.684**	**825.780**	**28.621.464**
Alto Nivel y de Dirección	5	7		12	620.568	70.704	691.272
Directivo	2	1	1	4	177.024		177.024
Profesional y Técnico	145	93	18	256	7.016.592		7.016.592
Personal Administrativo	86	32	5	123	3.022.848		3.022.848
Personal Docente	193	158	5	356	14.255.292	755.076	15.010.368
Obrero	1	99	10	110	2.703.360		2.703.360
Personal Fijo a Tiempo Parcial	**2**	**15**		**17**	**236.688**	**2.916**	**239.604**
Profesional y Técnico		4		4	55.020		55.020
Personal Administrativo	1	3		4	58.704		58.704
Personal Docente	1	8		9	122.964	2.916	125.880
Personal Contratado	**45**	**70**		**115**	**3.183.432**		**3.183.432**
Personal Docente	45	70		115	3.183.432		3.183.432
TOTAL	**479**	**475**	**39**	**993**	**31.215.804**	**828.696**	**32.044.500**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**14**	**15**	**29**	**1.644.210**
Obreros		4	4	191.687
Empleados	13	6	19	1.070.718
Docentes	1	5	6	381.805
Jubilados	**163**	**111**	**274**	**22.292.903**
Alto Nivel y de Dirección	6	9	15	2.052.835
Obreros		15	15	773.664
Empleados	96	18	114	8.063.954
Docentes	61	69	130	11.402.450
TOTAL	**177**	**126**	**303**	**23.937.113**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	94.504.675
4.02	Materiales, suministros y mercancías	700.430
4.03	Servicios no personales	13.763.195
4.04	Activos reales	100.000
4.07	Transferencias y donaciones	30.821.285
4.08	Otros gastos	300.000
4.11	Disminución de pasivos	4.286.764
	TOTAL	**144.476.349**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**144.176.349**
INGRESOS CORRIENTES ORDINARIOS	144.176.349
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.878.343
Venta de otros bienes y servicios	1.878.343
TRANSFERENCIAS CORRIENTES	142.298.006
Transferencias corrientes del sector público	142.298.006
Transferencias corrientes internas recibidas del sector público	142.298.006
De la República	142.298.006
Recursos Ordinarios	110.260.721
Gestión Fiscal	32.037.285
1.2 GASTOS CORRIENTES	**140.089.585**
GASTOS DE CONSUMO	109.268.300
Remuneraciones	94.504.675
Sueldos, salarios y otras retribuciones	31.215.804
Beneficios y complementos de sueldos y salarios	33.832.382
Aportes patronales	5.424.192
Prestaciones sociales y otras indemnizaciones	5.112.696
Asistencia socioeconómica	18.919.601
Compra de bienes y servicios	14.063.625
Bienes de consumo	700.430
Servicios no personales	13.363.195
Impuestos indirectos	400.000
Depreciación y amortización	300.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	30.821.285
Al sector privado	29.754.050
Transferencias corrientes al sector privado	29.754.050
Directas a personas	29.754.050
Pensiones y otros beneficios asociados	1.644.210
Jubilaciones y otros beneficios asociados	22.292.903
Otras transferencias directas a personas	5.816.937

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Al sector público	1.067.235
Transferencias corrientes al sector público	1.067.235
A los entes descentralizados sin fines empresariales para sus gastos	1.067.235
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**4.086.764**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.386.764**
RECURSOS PROPIOS DE CAPITAL	4.386.764
Ahorro en cuenta corriente	4.086.764
Incremento de la depreciación y amortización acumuladas	300.000
2.2 GASTOS DE CAPITAL	**100.000**
INVERSIÓN REAL DIRECTA	100.000
Formación bruta de capital fijo	100.000
Maquinaria, equipos y otros bienes muebles	100.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**4.286.764**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.286.764**
SUPERÁVIT FINANCIERO	4.286.764
3.2 APLICACIONES FINANCIERAS	**4.286.764**
DISMINUCIÓN DE PASIVOS	4.286.764
Disminución de otros pasivos	4.286.764
Disminución de provisiones y reservas técnicas	4.286.764
Disminución de provisiones	4.286.764
Disminución de provisiones para beneficios sociales	4.286.764

A0089

Universidad Centroccidental Lisandro Alvarado (UCLA)

UNIVERSIDAD CENTROCCIDENTAL LISANDRO ALVARADO (UCLA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Centroccidental Lisandro Alvarado (UCLA), está caracterizada por ser participativa, autónoma, democrática, comprometida en la búsqueda del conocimiento y el desarrollo social, fomentando permanentemente el aprendizaje, la producción y difusión del conocimiento; vinculada al principio de cooperación interinstitucional nacional e internacional, caracterizada por la actualización del recurso humano, su tecnología, el transparente manejo de los recursos financieros y su responsabilidad social.

Esto se alcanza con la optimización de la calidad de las funciones de docencia, investigación, extensión y gestión a fin de hacer de la práctica académica una estrategia para el cambio y el mejoramiento continuo que responda a las expectativas de desarrollo de la Institución, de la región y del país.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**469.581.348**
INGRESOS CORRIENTES ORDINARIOS	469.581.348
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	30.789.149
Venta de otros bienes y servicios	30.789.149
TRANSFERENCIAS CORRIENTES	438.792.199
Transferencias corrientes del sector público	438.792.199
Transferencias corrientes internas recibidas del sector público	438.792.199
De la República	438.792.199
INGRESOS DE CAPITAL	**2.261.651**
RECURSOS PROPIOS DE CAPITAL	2.261.651
Incremento de la depreciación y amortización acumuladas	2.261.651
FUENTES DE FINANCIAMIENTO	**42.799.379**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	42.799.379
Disminución de otros activos financieros	42.799.379
Disminución de disponibilidades	42.799.379
Disminución de bancos	42.799.379
TOTAL RECURSOS	**514.642.378**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**467.967.563**
GASTOS DE CONSUMO	317.624.649
Remuneraciones	232.444.499
Sueldos, salarios y otras retribuciones	81.447.422
Beneficios y complementos de sueldos y salarios	94.681.660
Aportes patronales	8.166.110
Asistencia socioeconómica	38.264.292
Otros gastos de personal	9.885.015
Compra de bienes y servicios	82.918.499
Bienes de consumo	13.008.175
Servicios no personales	69.910.324
Depreciación y amortización	2.261.651
TRANSFERENCIAS Y DONACIONES CORRIENTES	150.342.914
Al sector privado	150.342.914
Transferencias corrientes al sector privado	150.342.914
Directas a personas	137.851.395
Pensiones y otros beneficios asociados	14.030.087
Jubilaciones y otros beneficios asociados	108.762.628
Otras transferencias directas a personas	15.058.680
A instituciones sin fines de lucro	892.695
Otras transferencias corrientes internas al sector privado	11.598.824
GASTOS DE CAPITAL	**22.727.215**
INVERSIÓN REAL DIRECTA	22.616.515
Formación bruta de capital fijo	22.591.015
Edificios e instalaciones	481.438
Maquinaria, equipos y otros bienes muebles	22.109.577
Bienes intangibles	25.500
TRANSFERENCIAS Y DONACIONES DE CAPITAL	110.700
Al sector privado	110.700
Donaciones de capital al sector privado	110.700
A personas	110.700
APLICACIONES FINANCIERAS	**23.947.600**
DISMINUCIÓN DE PASIVOS	23.947.600
Disminución de otros pasivos	23.947.600

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de provisiones y reservas técnicas	23.947.600
Disminución de provisiones	23.947.600
Disminución de provisiones para beneficios sociales	23.947.600
TOTAL GASTOS	**514.642.378**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117480	FORMACIÓN EN CARRERAS	Matricula			26.869	13.756.025	83.615.184			97.371.209
117499	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			558	19.981.258	5.572.891			25.554.149
117505	Desarrollo y Mantenimiento de la Infraestructura Física	Metro Cuadrado			27.250		18.967.985			18.967.985
117508	Formación de Postgrado o Estudios Avanzados	Matricula			2.301	5.229.107				5.229.107
117553	Investigación, Innovación y Gestión del Conocimiento	Proyecto			245	8.849.379	2.143.957			10.993.336
117609	Sistemas de Apoyo al Desarrollo Estudiantil.	Servicio Prestado			2.514.234		57.906.679			57.906.679
117662	Territorialización y Municipalización de la Educación Universitaria	Proyecto			2		162.814			162.814
117752	Sistemas de Recursos para la Formación e Intercambio Académico	Usuario	30.064.983	16.188.837	46.253.820	3.066.022	14.769.545			17.835.567
	TOTAL					50.881.791	183.139.055			234.020.846

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	13.627.219	85.107.248			98.734.467
02	Gestión administrativa	2.261.651	56.832.699			59.094.350
03	Previsión y protección social	9.079.518	113.713.197			122.792.715
	TOTAL	**24.968.388**	**255.653.144**			**280.621.532**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.411**	**1.355**		**2.766**	**55.880.345**	**4.396.260**	**60.276.605**
Alto Nivel y de Dirección	9	4		13	632.310		632.310
Profesional y Técnico	208	372		580	11.691.760	2.284.620	13.976.380
Personal Administrativo	170	333		503	6.387.010	118.710	6.505.720
Personal Docente	457	473		930	29.353.155	1.716.920	31.070.075
Obrero	567	173		740	7.816.110	276.010	8.092.120
Personal Fijo a Tiempo Parcial	**215**	**225**		**440**	**4.675.420**	**193.270**	**4.868.690**
Profesional y Técnico	20	12		32	695.640	154.490	850.130
Personal Administrativo	11	4		15	259.630	1.270	260.900
Personal Docente	184	209		393	3.720.150	37.510	3.757.660
Personal Contratado	**215**	**204**		**419**	**12.581.921**		**12.581.921**
Profesional y Técnico	2	3		5	105.660		105.660
Personal Administrativo	4	4		8	116.080		116.080
Personal Docente	209	197		406	12.360.181		12.360.181
TOTAL	**1.841**	**1.784**		**3.625**	**73.137.686**	**4.589.530**	**77.727.216**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	122	182	**304**	**14.030.087**
Obreros	40	31	71	2.344.866
Empleados	47	94	141	5.893.410
Docentes	35	57	92	5.791.811
Jubilados	**1.243**	**744**	**1.987**	**108.762.628**
Alto Nivel y de Dirección	1	7	8	831.865
Obreros	295	95	390	13.047.712
Empleados	315	397	712	32.563.060
Docentes	632	245	877	62.319.991
TOTAL	**1.365**	**926**	**2.291**	**122.792.715**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	232.444.499
4.02	Materiales, suministros y mercancías	13.008.175
4.03	Servicios no personales	69.910.324
4.04	Activos reales	22.616.515
4.07	Transferencias y donaciones	150.453.614
4.08	Otros gastos	2.261.651
4.11	Disminución de pasivos	23.947.600
	TOTAL	**514.642.378**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**469.581.348**
INGRESOS CORRIENTES ORDINARIOS	469.581.348
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	30.789.149
Venta de otros bienes y servicios	30.789.149
TRANSFERENCIAS CORRIENTES	438.792.199
Transferencias corrientes del sector público	438.792.199
Transferencias corrientes internas recibidas del sector público	438.792.199
De la República	438.792.199
Recursos Ordinarios	341.240.837
Gestión Fiscal	97.551.362
1.2 GASTOS CORRIENTES	**467.967.563**
GASTOS DE CONSUMO	317.624.649
Remuneraciones	232.444.499
Sueldos, salarios y otras retribuciones	81.447.422
Beneficios y complementos de sueldos y salarios	94.681.660
Aportes patronales	8.166.110
Asistencia socioeconómica	38.264.292
Otros gastos de personal	9.885.015
Compra de bienes y servicios	82.918.499
Bienes de consumo	13.008.175
Servicios no personales	69.910.324
Depreciación y amortización	2.261.651
TRANSFERENCIAS Y DONACIONES CORRIENTES	150.342.914
Al sector privado	150.342.914
Transferencias corrientes al sector privado	150.342.914
Directas a personas	137.851.395
Pensiones y otros beneficios asociados	14.030.087
Jubilaciones y otros beneficios asociados	108.762.628
Otras transferencias directas a personas	15.058.680
A instituciones sin fines de lucro	892.695
Otras transferencias corrientes internas al sector privado	11.598.824

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.613.785**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.875.436**
RECURSOS PROPIOS DE CAPITAL	3.875.436
Ahorro en cuenta corriente	1.613.785
Incremento de la depreciación y amortización acumuladas	2.261.651
2.2 GASTOS DE CAPITAL	**22.727.215**
INVERSIÓN REAL DIRECTA	22.616.515
Formación bruta de capital fijo	22.591.015
Edificios e instalaciones	481.438
Maquinaria, equipos y otros bienes muebles	22.109.577
Bienes intangibles	25.500
TRANSFERENCIAS Y DONACIONES DE CAPITAL	110.700
Al sector privado	110.700
Donaciones de capital al sector privado	110.700
A personas	110.700
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(18.851.779)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**42.799.379**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	42.799.379
Disminución de otros activos financieros	42.799.379
Disminución de disponibilidades	42.799.379
Disminución de bancos	42.799.379
3.2 APLICACIONES FINANCIERAS	**42.799.379**
DISMINUCIÓN DE PASIVOS	23.947.600
Disminución de otros pasivos	23.947.600
Disminución de provisiones y reservas técnicas	23.947.600

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de provisiones	23.947.600
Disminución de provisiones para beneficios sociales	23.947.600
DÉFICIT FINANCIERO	18.851.779

A0090

Universidad Pedagógica Experimental Libertador (UPEL)

UNIVERSIDAD PEDAGÓGICA EXPERIMENTAL LIBERTADOR (UPEL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Pedagógica Experimental Libertador (UPEL), es una universidad pública de alcance nacional e internacional, líder en la formación, capacitación, perfeccionamiento y actualización de docentes de elevada calidad personal y profesional, y en la producción y difusión de conocimientos socialmente válidos, que desarrolla procesos educativos con un personal competente, participativo y comprometido con los valores que promueve la Universidad.

La UPEL realizando grandes esfuerzos continuará su visión de ser una Universidad de excelencia, comprometida con el país para elevar el nivel de la educación, mediante la formación de docentes competentes; capaz de generar conocimientos útiles para implementar procesos pedagógicos innovadores e impulsar la transformación de la realidad social y así contribuir al logro de una sociedad más próspera, equitativa y solidaria, abierta a las propuestas que formule el Estado Venezolano en materia de educación vital para el desarrollo del país.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**1.098.652.722**
INGRESOS CORRIENTES ORDINARIOS	1.098.652.722
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	87.081.567
Venta de otros bienes y servicios	87.081.567
TRANSFERENCIAS CORRIENTES	1.011.571.155
Transferencias corrientes del sector público	1.011.571.155
Transferencias corrientes internas recibidas del sector público	1.011.571.155
De la República	1.011.571.155
INGRESOS DE CAPITAL	**21.504.360**
RECURSOS PROPIOS DE CAPITAL	21.504.360
Incremento de la depreciación y amortización acumuladas	21.504.360
FUENTES DE FINANCIAMIENTO	**176.420.018**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	176.420.018
Disminución de otros activos financieros	176.420.018
Disminución de disponibilidades	176.420.018
Disminución de bancos	176.420.018
TOTAL RECURSOS	**1.296.577.100**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**1.080.422.947**
GASTOS DE CONSUMO	764.445.415
Remuneraciones	567.970.954
Sueldos, salarios y otras retribuciones	163.604.042
Beneficios y complementos de sueldos y salarios	249.221.582
Aportes patronales	7.485.916
Prestaciones sociales y otras indemnizaciones	37.899.597
Asistencia socioeconómica	109.759.817
Compra de bienes y servicios	163.525.242
Bienes de consumo	37.905.508
Servicios no personales	125.619.734
Impuestos indirectos	11.444.859
Depreciación y amortización	21.504.360
TRANSFERENCIAS Y DONACIONES CORRIENTES	315.977.532
Al sector privado	315.977.532
Transferencias corrientes al sector privado	315.977.532
Directas a personas	304.071.858
Pensiones y otros beneficios asociados	5.856.525
Jubilaciones y otros beneficios asociados	263.789.859
Otras transferencias directas a personas	34.425.474
A instituciones sin fines de lucro	11.905.674
GASTOS DE CAPITAL	**97.810.754**
INVERSIÓN REAL DIRECTA	97.810.754
Formación bruta de capital fijo	97.730.981
Maquinaria, equipos y otros bienes muebles	65.188.941
Bienes preexistentes	6.042.823
Construcciones de bienes de dominio privado	26.499.217
Bienes intangibles	79.773
APLICACIONES FINANCIERAS	**118.343.399**
DISMINUCIÓN DE PASIVOS	118.343.399
Disminución de cuentas y efectos por pagar	118.343.399
Disminución de cuentas y efectos por pagar a corto plazo	118.343.399

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de sueldos, salarios y otras remuneraciones por pagar	15.886.560
Disminución de aportes patronales y retenciones laborales por pagar	74.121.217
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	74.121.217
Disminución cuentas por pagar a proveedores a corto plazo	28.335.622
TOTAL GASTOS	**1.296.577.100**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117591	Formación en Carreras	Matrícula			101.898	33.450.359	249.424.369			282.874.728
117687	Investigación, Innovación y Gestión del Conocimiento	Proyecto			120	2.513.843	5.529.026			8.042.869
117693	Formación de Postgrado o Estudios Avanzados	Matrícula			16.231	12.611.417	2.007.474			14.618.891
117748	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	368.633	245.755	614.388	1.849.034	9.089.420			10.938.454
117782	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			658	6.696.239	4.479.708			11.175.947
117794	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio			2		83.754.179			83.754.179
117808	Desarrollo y Mantenimiento de la Infraestructura Física	Metro Cuadrado			464.856	53.234.000	124.741.131			177.975.131
117845	Territorialización y Municipalización de la Educación Universitaria	Plan			2		1.313.568			1.313.568
	TOTAL					110.354.892	480.338.875			590.693.767

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	3.449.372	204.141.905			207.591.277
02	Gestión administrativa	171.201.681	43.694.704			214.896.385
03	Previsión y protección social		283.395.671			283.395.671
	TOTAL	174.651.053	531.232.280			705.883.333

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**4.101**	**2.610**		**6.711**	**107.848.740**		**107.848.740**
Altos Funcionarios y de Elección Popular		1		1	36.162		36.162
Directivo	47	20		67	1.468.929		1.468.929
Profesional y Técnico	1.232	541		1.773	29.747.701		29.747.701
Personal Administrativo	869	184		1.053	11.529.504		11.529.504
Personal Docente	1.419	1.133		2.552	52.074.617		52.074.617
Obrero	534	731		1.265	12.991.827		12.991.827
Personal Fijo a Tiempo Parcial	**83**	**110**		**193**	**1.463.032**		**1.463.032**
Profesional y Técnico	34	60		94	799.194		799.194
Personal Administrativo	8	3		11	65.962		65.962
Personal Docente	41	47		88	597.876		597.876
Personal Contratado	**3.066**	**2.101**		**5.167**	**20.979.950**		**20.979.950**
Profesional y Técnico	5	9		14	117.467		117.467
Personal Administrativo	2	6		8	34.497		34.497
Personal Docente	3.057	2.077		5.134	20.708.020		20.708.020
Obrero	2	9		11	119.966		119.966
TOTAL	**7.250**	**4.821**		**12.071**	**130.291.722**		**130.291.722**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**142**	**36**	**178**	**5.856.525**
Obreros	36	20	56	1.925.197
Empleados	86	9	95	2.672.932
Docentes	20	7	27	1.258.396
Jubilados	**2.595**	**1.904**	**4.499**	**263.789.859**
Obreros	385	463	848	29.862.619
Empleados	1.083	381	1.464	61.253.934
Docentes	1.127	1.060	2.187	172.673.306
TOTAL	**2.737**	**1.940**	**4.677**	**269.646.384**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	567.970.954
4.02	Materiales, suministros y mercancías	37.905.508
4.03	Servicios no personales	137.064.593
4.04	Activos reales	97.810.754
4.07	Transferencias y donaciones	315.977.532
4.08	Otros gastos	21.504.360
4.11	Disminución de pasivos	118.343.399
	TOTAL	**1.296.577.100**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.098.652.722**
INGRESOS CORRIENTES ORDINARIOS	1.098.652.722
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	87.081.567
Venta de otros bienes y servicios	87.081.567
TRANSFERENCIAS CORRIENTES	1.011.571.155
Transferencias corrientes del sector público	1.011.571.155
Transferencias corrientes internas recibidas del sector público	1.011.571.155
De la República	1.011.571.155
Recursos Ordinarios	815.325.547
Gestión Fiscal	196.245.608
1.2 GASTOS CORRIENTES	**1.080.422.947**
GASTOS DE CONSUMO	764.445.415
Remuneraciones	567.970.954
Sueldos, salarios y otras retribuciones	163.604.042
Beneficios y complementos de sueldos y salarios	249.221.582
Aportes patronales	7.485.916
Prestaciones sociales y otras indemnizaciones	37.899.597
Asistencia socioeconómica	109.759.817
Compra de bienes y servicios	163.525.242
Bienes de consumo	37.905.508
Servicios no personales	125.619.734
Impuestos indirectos	11.444.859
Depreciación y amortización	21.504.360
TRANSFERENCIAS Y DONACIONES CORRIENTES	315.977.532
Al sector privado	315.977.532
Transferencias corrientes al sector privado	315.977.532
Directas a personas	304.071.858
Pensiones y otros beneficios asociados	5.856.525
Jubilaciones y otros beneficios asociados	263.789.859
Otras transferencias directas a personas	34.425.474
A instituciones sin fines de lucro	11.905.674

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**18.229.775**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**39.734.135**
RECURSOS PROPIOS DE CAPITAL	39.734.135
Ahorro en cuenta corriente	18.229.775
Incremento de la depreciación y amortización acumuladas	21.504.360
2.2 GASTOS DE CAPITAL	**97.810.754**
INVERSIÓN REAL DIRECTA	97.810.754
Formación bruta de capital fijo	97.730.981
Maquinaria, equipos y otros bienes muebles	65.188.941
Bienes preexistentes	6.042.823
Construcciones de bienes de dominio privado	26.499.217
Bienes intangibles	79.773
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(58.076.619)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**176.420.018**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	176.420.018
Disminución de otros activos financieros	176.420.018
Disminución de disponibilidades	176.420.018
Disminución de bancos	176.420.018
3.2 APLICACIONES FINANCIERAS	**176.420.018**
DISMINUCIÓN DE PASIVOS	118.343.399
Disminución de cuentas y efectos por pagar	118.343.399
Disminución de cuentas y efectos por pagar a corto plazo	118.343.399
Disminución de sueldos, salarios y otras remuneraciones por pagar	15.886.560
Disminución de aportes patronales y retenciones laborales por pagar	74.121.217
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	74.121.217
Disminución cuentas por pagar a proveedores a corto plazo	28.335.622
DÉFICIT FINANCIERO	58.076.619

A0091

Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)

UNIVERSIDAD NACIONAL EXPERIMENTAL DE LOS LLANOS OCCIDENTALES EZEQUIEL ZAMORA (UNELLEZ)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Política Presupuestaria de la Universidad Nacional Experimental de los Llanos Occidentales "Ezequiel Zamora" para el año 2013, ha sido adecuada a las disposiciones legales vigentes contentivas en el Marco Plurianual del Presupuesto, en concordancia con las orientaciones generales para la formulación presupuestaria según lineamientos impartidos por la Oficina Nacional de Presupuesto (ONAPRE), por la Comisión de Presupuesto del CNU para la asignación y distribución de la cuota presupuestaria del sector universitario. La Institución tiene una planificación para el año 2013 dirigida a la universalización de la educación, así como, a la armonización del plan Presupuesto de la UNELLEZ con los lineamientos del Proyecto Nacional Simón Bolívar, Primer Plan Socialista del Desarrollo Económico y Social de la Nación 2007-2013.

La distribución del gasto se elaboró tomando como base la técnica del presupuesto por Proyectos y Acciones Centralizadas, tal como lo exigen las políticas nacionales en materia presupuestaria.

En la distribución del Gasto destaca el proyecto denominado Programas Nacionales de Formación, que tiene como base la Misión Alma Mater, que se crea con el propósito de impulsar la transformación de la educación universitaria venezolana y propulsar su articulación institucional y territorial, en función de las líneas estratégicas del Proyecto Nacional Simón Bolívar, garantizando el derecho de todas y todos a una educación superior de calidad sin exclusiones.

De igual forma, se condensan en un solo proyecto las Carreras Largas y Cortas: Proyecto de Formación en Carreras; también se introdujo el proyecto denominado Territorialización y Municipalización de la Educación Universitaria, que supone la superación del claustro universitario como límite del espacio territorial de la universidad con los problemas del entorno donde la institución universitaria esté localizada, así como, la participación popular en la creación del saber donde converja el pensamiento universal con el saber popular; por otro lado, la Municipalización persigue suprimir la exclusión social mediante la implantación de la Universalización de la educación como derecho humano en el territorio nacional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**436.403.218**
INGRESOS CORRIENTES ORDINARIOS	436.403.218
TRANSFERENCIAS CORRIENTES	436.403.218
Transferencias corrientes del sector público	436.403.218
Transferencias corrientes internas recibidas del sector Público	436.403.218
De la República	436.403.218
INGRESOS DE CAPITAL	**1.058.175**
RECURSOS PROPIOS DE CAPITAL	1.058.175
Incremento de la depreciación y amortización acumuladas	1.058.175
TOTAL RECURSOS	**437.461.393**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**428.439.388**
GASTOS DE CONSUMO	344.071.329
Remuneraciones	238.605.339
Sueldos, salarios y otras retribuciones	89.579.778
Beneficios y complementos de sueldos y salarios	91.462.868
Aportes patronales	18.389.064
Prestaciones sociales y otras indemnizaciones	16.552.554
Asistencia socioeconómica	22.621.075
Compra de bienes y servicios	97.970.895
Bienes de consumo	11.098.213
Servicios no personales	86.872.682
Impuestos indirectos	6.436.920
Depreciación y amortización	1.058.175
TRANSFERENCIAS Y DONACIONES CORRIENTES	84.368.059
Al sector privado	84.368.059
Transferencias corrientes al sector privado	84.368.059
Directas a personas	84.368.059
Pensiones y otros beneficios asociados	10.758.100
Jubilaciones y otros beneficios asociados	59.964.935
Otras transferencias directas a personas	13.645.024
GASTOS DE CAPITAL	**9.022.005**
INVERSIÓN REAL DIRECTA	9.022.005
Formación bruta de capital fijo	9.022.005
Edificios e instalaciones	836.145
Maquinaria, equipos y otros bienes muebles	7.692.360
Construcciones de bienes de dominio privado	465.500
Construcciones de bienes de dominio público	28.000
TOTAL GASTOS	**437.461.393**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117490	Sistema de recursos para la formación e intercambio académico	Usuario	889.407	592.937	1.482.344		9.910.709			9.910.709
117560	Formación de postgrado o estudios avanzados	Matricula			3.486		2.088.605			2.088.605
117561	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			78.192		30.391.214			30.391.214
117564	Sistemas de apoyo al desarrollo estudiantil	Servicio			3.694.716		84.412.977			84.412.977
117574	Formación de carrera	Matricula			52.569		86.912.744			86.912.744
117578	Investigación, innovación y gestión del conocimiento	Proyecto			200		1.847.570			1.847.570
117643	Intercambio y gestión del conocimiento con la sociedad	Comunidad			280		5.326.150			5.326.150
117787	Programas nacionales de formación	Matricula			5.154		128.344			128.344
117815	Territorialización y municipalización de la educación universitaria	Proyecto			47		34.308.993			34.308.993
	TOTAL						255.327.306			255.327.306

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		77.761.004			77.761.004
02	Gestión administrativa	1.058.175	32.591.873			33.650.048
03	Previsión y protección social		70.723.035			70.723.035
	TOTAL	1.058.175	181.075.912			182.134.087

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.215**	**1.133**		**2.348**	**44.217.062**	**3.151.966**	**47.369.028**
Alto Nivel y de Dirección		1		1	86.784	21.984	108.768
Profesional y Técnico	300	170		470	10.157.964		10.157.964
Personal Administrativo	513	319		832	11.404.436	2.319.982	13.724.418
Personal Docente	200	268		468	14.230.770	810.000	15.040.770
Obrero	202	375		577	8.337.108		8.337.108
Personal Fijo a Tiempo Parcial	**11**	**33**		**44**		**73.460**	**73.460**
Personal Docente	11	33		44		73.460	73.460
Personal Contratado	**3.982**	**3.343**		**7.325**	**45.218.216**		**45.218.216**
Profesional y Técnico	143	124		267	4.009.171		4.009.171
Personal Administrativo	747	565		1.312	11.163.556		11.163.556
Personal Docente	2.980	2.554		5.534	26.239.059		26.239.059
Obrero	112	100		212	3.806.430		3.806.430
TOTAL	**5.208**	**4.509**		**9.717**	**89.435.278**	**3.225.426**	**92.660.704**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**15**	**11**	**26**	**10.758.100**
Obreros	2	3	5	840.000
Empleados	12	4	16	5.438.831
Docentes	1	4	5	4.479.269
Jubilados	**109**	**348**	**457**	**59.964.935**
Obreros	9	94	103	9.188.913
Empleados	10	7	17	6.866.248
Docentes	90	247	337	43.909.774
TOTAL	**124**	**359**	**483**	**70.723.035**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	238.605.339
4.02	Materiales, suministros y mercancías	11.098.213
4.03	Servicios no personales	93.309.602
4.04	Activos reales	9.022.005
4.07	Transferencias y donaciones	84.368.059
4.08	Otros gastos	1.058.175
	TOTAL	**437.461.393**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**436.403.218**
INGRESOS CORRIENTES ORDINARIOS	436.403.218
TRANSFERENCIAS CORRIENTES	436.403.218
Transferencias corrientes del sector público	436.403.218
Transferencias corrientes internas recibidas del sector público	436.403.218
De la República	436.403.218
Recursos Ordinarios	348.178.404
Gestión Fiscal	88.224.814
1.2 GASTOS CORRIENTES	**428.439.388**
GASTOS DE CONSUMO	344.071.329
Remuneraciones	238.605.339
Sueldos, salarios y otras retribuciones	89.579.778
Beneficios y complementos de sueldos y salarios	91.462.868
Aportes patronales	18.389.064
Prestaciones sociales y otras indemnizaciones	16.552.554
Asistencia socioeconómica	22.621.075
Compra de bienes y servicios	97.970.895
Bienes de consumo	11.098.213
Servicios no personales	86.872.682
Impuestos indirectos	6.436.920
Depreciación y amortización	1.058.175
TRANSFERENCIAS Y DONACIONES CORRIENTES	84.368.059
Al sector privado	84.368.059
Transferencias corrientes al sector privado	84.368.059
Directas a personas	84.368.059
Pensiones y otros beneficios asociados	10.758.100
Jubilaciones y otros beneficios asociados	59.964.935
Otras transferencias directas a personas	13.645.024
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**7.963.830**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**9.022.005**
RECURSOS PROPIOS DE CAPITAL	9.022.005
Ahorro en cuenta corriente	7.963.830
Incremento de la depreciación y amortización acumuladas	1.058.175
2.2 GASTOS DE CAPITAL	**9.022.005**
INVERSIÓN REAL DIRECTA	9.022.005
Formación bruta de capital fijo	9.022.005
Edificios e instalaciones	836.145
Maquinaria, equipos y otros bienes muebles	7.692.360
Construcciones de bienes de dominio privado	465.500
Construcciones de bienes de dominio público	28.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0092

Universidad Nacional Experimental del Táchira (UNET)

UNIVERSIDAD NACIONAL EXPERIMENTAL DEL TÁCHIRA (UNET)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Nacional Experimental del Táchira, es una Universidad del Estado venezolano, plural y democrática, que genera, cultiva, integra y difunde el conocimiento científico, humanístico, tecnológico y artístico; formadora de ciudadanos con elevada calificación profesional y con valores espirituales, éticos, estéticos y ecológicos; que participa activamente en el desarrollo sustentable de las comunidades en su ámbito local, regional, fronterizo, nacional y universal; todo lo cual se realiza en apego a criterios de excelencia y calidad, en un marco de solidaridad, justicia social, respeto a los derechos y la paz; consustanciada y comprometida con la defensa y protección del medio ambiente, y con la difusión y preservación de los valores trascendentales del ser humano y la cultura.

En tal sentido, su objetivo se orienta a ser la Institución universitaria de excelencia del Táchira, comprometida con el desarrollo local, regional y nacional, y la integración fronteriza; que genera y fomenta la aplicación del conocimiento científico, tecnológico y humanístico, impulsando la vinculación permanente entre la institución, las comunidades y los entes públicos y privados.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**186.378.526**
INGRESOS CORRIENTES ORDINARIOS	186.378.526
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	11.379.651
Venta de otros bienes y servicios	11.379.651
TRANSFERENCIAS CORRIENTES	174.998.875
Transferencias corrientes del sector público	174.998.875
Transferencias corrientes internas recibidas del sector público	174.998.875
De la República	174.998.875
TOTAL RECURSOS	**186.378.526**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**185.261.198**
GASTOS DE CONSUMO	138.397.045
Remuneraciones	116.329.504
Sueldos, salarios y otras retribuciones	37.500.224
Beneficios y complementos de sueldos y salarios	37.895.366
Aportes patronales	3.457.150
Prestaciones sociales y otras indemnizaciones	15.970.679
Asistencia socioeconómica	20.406.085
Otros gastos de personal	1.100.000
Compra de bienes y servicios	22.067.541
Bienes de consumo	4.257.839
Servicios no personales	17.809.702
TRANSFERENCIAS Y DONACIONES CORRIENTES	46.864.153
Al sector privado	45.351.661
Transferencias corrientes al sector privado	45.351.661
Directas a personas	45.351.661
Pensiones y otros beneficios asociados	3.030.049
Jubilaciones y otros beneficios asociados	39.624.012
Otras transferencias directas a personas	2.697.600
Al sector público	1.312.492
Transferencias corrientes al sector público	1.312.492
A los entes descentralizados sin fines empresariales para sus gastos	1.312.492
Al sector externo	200.000
Transferencias corrientes al exterior	200.000
Becas de capacitación e investigación en el exterior	200.000
GASTOS DE CAPITAL	**1.117.328**
INVERSIÓN REAL DIRECTA	1.117.328
Formación bruta de capital fijo	1.117.328
Maquinaria, equipos y otros bienes muebles	1.117.328
TOTAL GASTOS	**186.378.526**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117777	Formación en Carreras	Matrícula			10.740		25.938.641			25.938.641
117926	Formación de Postgrado o Estudios Avanzados	Matrícula			865	3.369.500	1.113.507			4.483.007
118029	Investigación, Innovación y Gestión del Conocimiento	Investigación			195	15.000	4.260.750			4.275.750
118150	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	58.241	47.652	105.893	797.950	3.302.402			4.100.352
118242	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio			838.333	70.000	19.755.543			19.825.543
118243	Intercambio y Gestión del Conocimiento con la Sociedad	Evento			9.648	4.891.012	6.452.394			11.343.406
118245	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			78.254	10.000	7.332.240			7.342.240
118250	Territorialización y Municipalización de la Educación Universitaria	Plan			25		129.734			129.734
	TOTAL					9.153.462	68.285.211			77.438.673

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	909.689	60.693.406			61.603.095
02	Gestión administrativa	1.316.500	5.165.184			6.481.684
03	Previsión y protección social		40.855.074			40.855.074
	TOTAL	**2.226.189**	**106.713.664**			**108.939.853**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**583**	**535**		**1.118**	**25.343.372**	**2.327.203**	**27.670.575**
Alto Nivel y de Dirección		1		1	51.660	16.489	68.149
Directivo	52	64		116	5.987.460	75.176	6.062.636
Profesional y Técnico	255	117		372	7.437.661	1.273.698	8.711.359
Personal Administrativo	117	49		166	2.371.544		2.371.544
Personal Docente	142	195		337	7.777.790	954.766	8.732.556
Personal de Investigación		5		5	152.514		152.514
Personal Médico	1	1		2	47.827	7.074	54.901
Obrero	16	103		119	1.516.916		1.516.916
Personal Fijo a Tiempo Parcial	**3**	**15**		**18**	**204.208**	**9.600**	**213.808**
Profesional y Técnico	1	2		3	33.544	9.600	43.144
Personal Administrativo		1		1	11.334		11.334
Personal Docente	2	12		14	159.330		159.330
Personal Contratado	**177**	**177**		**354**	**11.696.404**		**11.696.404**
Personal Administrativo	9	10		19	1.508.427		1.508.427
Personal Docente	168	167		335	10.187.977		10.187.977
TOTAL	**763**	**727**		**1.490**	**37.243.984**	**2.336.803**	**39.580.787**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**29**	**45**	**74**	**3.030.049**
Obreros		7	7	115.984
Empleados	27	19	46	1.590.777
Docentes	2	19	21	1.323.288
Jubilados	**215**	**295**	**510**	**39.624.012**
Obreros	4	29	33	1.412.882
Empleados	151	78	229	13.603.049
Docentes	60	188	248	24.608.081
TOTAL	**244**	**340**	**584**	**42.654.061**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	116.329.504
4.02	Materiales, suministros y mercancías	4.257.839
4.03	Servicios no personales	17.809.702
4.04	Activos reales	1.117.328
4.07	Transferencias y donaciones	46.864.153
	TOTAL	**186.378.526**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**186.378.526**
INGRESOS CORRIENTES ORDINARIOS	186.378.526
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	11.379.651
Venta de otros bienes y servicios	11.379.651
TRANSFERENCIAS CORRIENTES	174.998.875
Transferencias corrientes del sector público	174.998.875
Transferencias corrientes internas recibidas del sector público	174.998.875
De la República	174.998.875
Recursos Ordinarios	135.993.599
Gestión Fiscal	39.005.276
1.2 GASTOS CORRIENTES	**185.261.198**
GASTOS DE CONSUMO	138.397.045
Remuneraciones	116.329.504
Sueldos, salarios y otras retribuciones	37.500.224
Beneficios y complementos de sueldos y salarios	37.895.366
Aportes patronales	3.457.150
Prestaciones sociales y otras indemnizaciones	15.970.679
Asistencia socioeconómica	20.406.085
Otros gastos de personal	1.100.000
Compra de bienes y servicios	22.067.541
Bienes de consumo	4.257.839
Servicios no personales	17.809.702
TRANSFERENCIAS Y DONACIONES CORRIENTES	46.864.153
Al sector privado	45.351.661
Transferencias corrientes al sector privado	45.351.661
Directas a personas	45.351.661
Pensiones y otros beneficios asociados	3.030.049
Jubilaciones y otros beneficios asociados	39.624.012
Otras transferencias directas a personas	2.697.600

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Al sector público	1.312.492
Transferencias corrientes al sector público	1.312.492
A los entes descentralizados sin fines empresariales para sus gastos	1.312.492
Al sector externo	200.000
Transferencias corrientes al exterior	200.000
Becas de capacitación e investigación en el exterior	200.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.117.328**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.117.328**
RECURSOS PROPIOS DE CAPITAL	1.117.328
Ahorro en cuenta corriente	1.117.328
2.2 GASTOS DE CAPITAL	**1.117.328**
INVERSIÓN REAL DIRECTA	1.117.328
Formación bruta de capital fijo	1.117.328
Maquinaria, equipos y otros bienes muebles	1.117.328
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0093

Universidad Central de Venezuela (UCV)

UNIVERSIDAD CENTRAL DE VENEZUELA (UCV)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Central de Venezuela (UCV), se proyectará como una Institución científico educativa, moderna y de vanguardia, con capacidad de auto gestión, de reconocido prestigio regional, nacional e internacional por su excelencia académica y compromiso social, en la generación de los conocimientos científico competitivo, transferible a través de la formación integral de profesionales capacitados para interactuar con independencia y asertividad en sociedades globales y con capacidad de llevar adelante los cambios que el país necesita, que contribuyan a elevar la calidad de vida del ser humano, fortaleciendo así sus valores trascendentales y desarrollo integral.

Para el 2013 la UCV, estima:

- Constituirse en una Institución generadora de respuestas adecuadas, basadas en el desarrollo y consolidación del conocimiento como ventaja competitiva, que sea trasmitido por vía de la docencia y la extensión, fortaleciendo los procesos de cambio de la Institución y del país.

- Conducir un proceso de formación de un profesional hábil y útil, para ubicarse en un mundo competitivo, globalizado, integrado, regionalizado y en proceso acelerado de transformación, con base en resultado de una educación con calidad científica y pertinencia social.

- Consolidarse como una Universidad promotora en la concepción y adaptación de nuevos conocimientos e innovaciones tecnológica, conforme a las grandes transformaciones del mundo contemporáneo.

- Fomentar las potencialidades de producción de bienes y servicios competitivos como medio para fortalecer las funciones de investigación, docencia y extensión.

- Incrementar y consolidar las alianzas estratégicas nacionales e internacionales con el sector público y privado, en un proceso de cooperación para satisfacer necesidades mutuas.

- Transformar la gerencia universitaria basada en un modelo cultural centrado en las personas y en los procesos, tendente hacia la modernización de la Institución.

Igualmente orientará, los recursos hacia la continuación y culminación de los proyectos que están en proceso de ejecución, privilegiando la inversión en proyectos que representen un efecto multiplicador importante, en el nivel de empleo, en el marco de la concepción estratégica del desarrollo endógeno.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**1.557.644.272**
INGRESOS CORRIENTES ORDINARIOS	1.557.240.172
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	80.484.449
Venta de otros bienes y servicios	80.484.449
INGRESOS DE OPERACIÓN	1.760.150
Otros ingresos de operación	1.760.150
TRANSFERENCIAS CORRIENTES	1.472.821.288
Transferencias corrientes del sector público	1.472.821.288
Transferencias corrientes internas recibidas del sector público	1.472.821.288
De la República	1.471.246.727
De los entes descentralizados sin fines empresariales	1.000.000
Del Poder Estadal	574.561
OTROS INGRESOS	2.174.285
Otros ingresos ajenos a la operación	2.174.285
INGRESOS CORRIENTES EXTRAORDINARIOS	404.100
TRANSFERENCIAS Y DONACIONES CORRIENTES	404.100
Donaciones corrientes internas recibidas del sector público	327.100
De las instituciones de protección social	327.100
Transferencias y donaciones corrientes recibidas del sector externo	77.000
Transferencias corrientes recibidas del exterior	77.000
De organismos internacionales	77.000
TOTAL RECURSOS	**1.557.644.272**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**1.506.532.168**
GASTOS DE CONSUMO	865.168.507
Remuneraciones	691.467.969
Sueldos, salarios y otras retribuciones	360.094.483
Beneficios y complementos de sueldos y salarios	149.731.421
Aportes patronales	8.154.890
Prestaciones sociales y otras indemnizaciones	59.992.499
Asistencia socioeconómica	109.928.358
Otros gastos de personal	3.566.318
Compra de bienes y servicios	155.504.013
Bienes de consumo	66.149.786
Servicios no personales	89.354.227
Impuestos indirectos	18.196.525
TRANSFERENCIAS Y DONACIONES CORRIENTES	641.308.053
Al sector privado	635.652.895
Transferencias corrientes al sector privado	635.389.946
Directas a personas	616.227.967
Pensiones y otros beneficios asociados	119.068.352
Jubilaciones y otros beneficios asociados	471.202.528
Otras transferencias directas a personas	25.957.087
A instituciones sin fines de lucro	13.797.332
Otras transferencias corrientes internas al sector privado	5.364.647
Donaciones corrientes al sector privado	262.949
Donaciones a personas	255.719
Donaciones a instituciones sin fines de lucro	7.230
Al sector público	5.652.658
Transferencias corrientes al sector público	5.652.658
A los entes descentralizados sin fines empresariales para sus gastos	5.652.658
Al sector externo	2.500
Transferencias corrientes al exterior	2.500
A instituciones sin fines de lucro	2.500
OTROS GASTOS CORRIENTES	55.608
Otros gastos corrientes	55.608
Otras perdidas	55.608

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS DE CAPITAL	**50.631.417**
INVERSIÓN REAL DIRECTA	50.631.417
Formación bruta de capital fijo	49.873.812
Maquinaria, equipos y otros bienes muebles	47.387.091
Construcciones de bienes de dominio privado	1.799.721
Construcciones de bienes de dominio público	687.000
Bienes intangibles	757.605
APLICACIONES FINANCIERAS	**480.687**
DISMINUCIÓN DE PASIVOS	480.687
Disminución de cuentas y efectos por pagar	447.087
Disminución de cuentas y efectos por pagar a corto plazo	447.087
Disminución cuentas por pagar a proveedores a corto plazo	447.087
Disminución de otros pasivos	33.600
Disminución de otros pasivos a corto plazo	33.600
TOTAL GASTOS	**1.557.644.272**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117449	Investigación, innovación y gestión del conocimiento	Proyecto			2.437	8.529.649	73.111.291		773.000	82.413.940
117563	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	1.142.362	489.592	1.631.954	12.033.597	31.426.512		1.705.953	45.166.062
117596	Formación de postgrado o estudios avanzados	Matricula			12.336	16.261.090	17.132.660			33.393.750
117629	Formación de carreras	Matricula			44.853	8.583.617	252.397.830		1.000.000	261.981.447
117771	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			1.184.964	2.980.108	13.365.610		40.225	16.385.943
117778	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad de Conocimiento			11.518	14.783.162	46.486.506		540.361	61.810.029
117798	Sistema de Apoyo al desarrollo estudiantil	Servicio			1.447.937	104.343	69.861.911		93.407	70.059.661
TOTAL						63.275.566	503.782.320		4.152.946	571.210.832

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.391.366	281.198.514			282.589.880
02	Gestión administrativa	17.577.667	95.995.013			113.572.680
03	Previsión y protección social		590.270.880			590.270.880
TOTAL		18.969.033	967.464.407			986.433.440

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**3.251**	**3.519**	**1.180**	**7.950**	**182.070.215**	**15.261.034**	**197.331.249**
Alto Nivel y de Dirección	1			1	72.800	119.280	192.080
Directivo	128	108		236	20.826.452	4.718.840	25.545.292
Profesional y Técnico	644	313	371	1.328	36.882.864	4.301.878	41.184.742
Personal Administrativo	1.252	820	557	2.629	39.051.990	4.192.632	43.244.622
Personal Docente	967	831	50	1.848	53.399.933	1.928.404	55.328.337
Obrero	259	1.447	202	1.908	31.836.176		31.836.176
Personal Fijo a Tiempo Parcial	**958**	**270**	**566**	**1.794**	**18.028.964**		**18.028.964**
Profesional y Técnico	37	38	20	95	4.117.967		4.117.967
Personal Administrativo	31	32	46	109	5.680.920		5.680.920
Personal Docente	890	200	500	1.590	8.230.077		8.230.077
Personal Contratado	**1.050**	**1.415**		**2.465**	**41.852.827**		**41.852.827**
Directivo	1			1	717.098		717.098
Profesional y Técnico	136	75		211	3.647.027		3.647.027
Personal Administrativo	290	128		418	11.011.418		11.011.418
Personal Docente	623	1.204		1.827	26.446.429		26.446.429
Obrero		8		8	30.855		30.855
TOTAL	**5.259**	**5.204**	**1.746**	**12.209**	**241.952.006**	**15.261.034**	**257.213.040**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**219**	**203**	**422**	**119.068.352**
Alto Nivel y de Dirección		17	17	24.975.977
Obreros	44	37	81	18.818.475
Empleados	105	89	194	45.164.340
Docentes	70	60	130	30.109.560
Jubilados	**5.292**	**5.924**	**11.216**	**471.202.528**
Alto Nivel y de Dirección		98	98	116.220.798
Obreros	1.588	1.748	3.336	112.682.143
Empleados	2.222	2.447	4.669	151.567.377
Docentes	1.482	1.631	3.113	90.732.210
TOTAL	**5.511**	**6.127**	**11.638**	**590.270.880**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	691.467.969
4.02	Materiales, suministros y mercancías	66.149.786
4.03	Servicios no personales	107.550.752
4.04	Activos reales	50.631.417
4.07	Transferencias y donaciones	641.308.053
4.08	Otros gastos	55.608
4.11	Disminución de pasivos	480.687
	TOTAL	**1.557.644.272**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.557.644.272**
INGRESOS CORRIENTES ORDINARIOS	1.557.240.172
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	80.484.449
Venta de otros bienes y servicios	80.484.449
INGRESOS DE OPERACIÓN	1.760.150
Otros ingresos de operación	1.760.150
TRANSFERENCIAS CORRIENTES	1.472.821.288
Transferencias corrientes del sector público	1.472.821.288
Transferencias corrientes internas recibidas del sector público	1.472.821.288
De la República	1.471.246.727
Recursos Ordinarios	1.156.789.811
Gestión Fiscal	314.456.916
De los entes descentralizados sin fines empresariales	1.000.000
Del Poder Estadal	574.561
OTROS INGRESOS	2.174.285
Otros ingresos ajenos a la operación	2.174.285
INGRESOS CORRIENTES EXTRAORDINARIOS	404.100
TRANSFERENCIAS Y DONACIONES CORRIENTES	404.100
Donaciones corrientes internas recibidas del sector público	327.100
De las instituciones de protección social	327.100
Transferencias y donaciones corrientes recibidas del sector externo	77.000
Transferencias corrientes recibidas del exterior	77.000
De organismos internacionales	77.000
1.2 GASTOS CORRIENTES	**1.506.532.168**
GASTOS DE CONSUMO	865.168.507
Remuneraciones	691.467.969
Sueldos, salarios y otras retribuciones	360.094.483
Beneficios y complementos de sueldos y salarios	149.731.421
Aportes patronales	8.154.890
Prestaciones sociales y otras indemnizaciones	59.992.499

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Asistencia socioeconómica	109.928.358
Otros gastos de personal	3.566.318
Compra de bienes y servicios	155.504.013
Bienes de consumo	66.149.786
Servicios no personales	89.354.227
Impuestos indirectos	18.196.525
TRANSFERENCIAS Y DONACIONES CORRIENTES	641.308.053
Al sector privado	635.652.895
Transferencias corrientes al sector privado	635.389.946
Directas a personas	616.227.967
Pensiones y otros beneficios asociados	119.068.352
Jubilaciones y otros beneficios asociados	471.202.528
Otras transferencias directas a personas	25.957.087
A instituciones sin fines de lucro	13.797.332
Otras transferencias corrientes internas al sector privado	5.364.647
Donaciones corrientes al sector privado	262.949
Donaciones a personas	255.719
Donaciones a instituciones sin fines de lucro	7.230
Al sector público	5.652.658
Transferencias corrientes al sector público	5.652.658
A los entes descentralizados sin fines empresariales para sus gastos	5.652.658
Al sector externo	2.500
Transferencias corrientes al exterior	2.500
A instituciones sin fines de lucro	2.500
OTROS GASTOS CORRIENTES	55.608
Otros gastos corrientes	55.608
Otras perdidas	55.608
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**51.112.104**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**51.112.104**
RECURSOS PROPIOS DE CAPITAL	51.112.104
Ahorro en cuenta corriente	51.112.104
2.2 GASTOS DE CAPITAL	**50.631.417**
INVERSIÓN REAL DIRECTA	50.631.417
Formación bruta de capital fijo	49.873.812
Maquinaria, equipos y otros bienes muebles	47.387.091
Construcciones de bienes de dominio privado	1.799.721
Construcciones de bienes de dominio público	687.000
Bienes intangibles	757.605
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**480.687**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**480.687**
SUPERÁVIT FINANCIERO	480.687
3.2 APLICACIONES FINANCIERAS	**480.687**
DISMINUCIÓN DE PASIVOS	480.687
Disminución de cuentas y efectos por pagar	447.087
Disminución de cuentas y efectos por pagar a corto plazo	447.087
Disminución cuentas por pagar a proveedores a corto plazo	447.087
Disminución de otros pasivos	33.600
Disminución de otros pasivos a corto plazo	33.600

A0094

Universidad de Carabobo (UC)

UNIVERSIDAD DE CARABOBO (UC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad de Carabobo desde su creación, se enfoca en el desarrollo y difusión de conocimientos innovadores, competitivos y socialmente pertinentes para la formación ética e integral de profesionales y técnicos, altamente calificados, con sentido ciudadano, promotores de cambios sociales, políticos y económicos, que conduzcan a la consolidación de la libertad, la democracia y el bienestar. Todo ello enmarcado en una política unificadora de la docencia, investigación y extensión, con vinculación interinstitucional, como motor de transformación de la sociedad.

Tiene como visión ser una Universidad pública, democrática, participativa, innovadora e integral; de alta valoración y prestigio nacional e internacional, paradigma de gestión social y horizonte ético de la sociedad; estrechamente vinculada con su medio; forjadora de ciudadanos y profesionales de alta calificación; promotora del pensamiento crítico, generadora del saber y plataforma tecnológica de los nuevos tiempos.

Tiene como objetivo conformar un equipo para la actualización y modernización de la estructura organizacional académica a fin de desarrollar una propuesta válida de reorganización de las actividades docentes y de investigación, al igual que implantar un sistema permanente de administración estratégica para todas las dependencias centrales destinado a la revisión y formulación anual de objetivos y metas viables y verificables; el desarrollo de planes contingentes para su logro y relación con los planes.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**1.083.715.583**
INGRESOS CORRIENTES ORDINARIOS	1.083.715.583
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	45.253.007
Venta de otros bienes y servicios	45.253.007
TRANSFERENCIAS CORRIENTES	1.038.462.576
Transferencias corrientes del sector público	1.038.462.576
Transferencias corrientes internas recibidas del sector público	1.038.462.576
De la República	1.038.462.576
FUENTES DE FINANCIAMIENTO	**100.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	100.000.000
Disminución de otros activos financieros	100.000.000
Disminución de disponibilidades	100.000.000
Disminución de bancos	100.000.000
TOTAL RECURSOS	**1.183.715.583**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**1.046.885.620**
GASTOS DE CONSUMO	723.373.273
Remuneraciones	611.861.134
Sueldos, salarios y otras retribuciones	195.361.290
Beneficios y complementos de sueldos y salarios	195.502.521
Aportes patronales	9.190.485
Prestaciones sociales y otras indemnizaciones	88.454.090
Asistencia socioeconómica	121.763.171
Otros gastos de personal	1.589.577
Compra de bienes y servicios	102.914.152
Bienes de consumo	37.096.687
Servicios no personales	65.817.465
Impuestos indirectos	8.597.987
TRANSFERENCIAS Y DONACIONES CORRIENTES	323.512.347
Al sector privado	322.688.721
Transferencias corrientes al sector privado	322.688.721
Directas a personas	322.688.721
Pensiones y otros beneficios asociados	4.734.606
Jubilaciones y otros beneficios asociados	263.819.059
Otras transferencias directas a personas	54.135.056
Al sector público	805.000
Transferencias corrientes al sector público	805.000
A los entes descentralizados sin fines empresariales para sus gastos	805.000
Al sector externo	18.626
Transferencias corrientes al exterior	18.626
A instituciones sin fines de lucro	18.626
GASTOS DE CAPITAL	**36.829.963**
INVERSIÓN REAL DIRECTA	36.829.963
Formación bruta de capital fijo	36.829.963
Edificios e instalaciones	25.887.780
Maquinaria, equipos y otros bienes muebles	10.942.183

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**100.000.000**
DISMINUCIÓN DE PASIVOS	100.000.000
Disminución de cuentas y efectos por pagar	60.000.000
Disminución de cuentas y efectos por pagar a corto plazo	36.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	32.000.000
Disminución de aportes patronales y retenciones laborales por pagar	4.000.000
Disminución de otros aportes patronales por pagar	4.000.000
Disminución de otras cuentas y efectos por pagar	24.000.000
Disminución de otras cuentas por pagar a corto plazo	24.000.000
Disminución de otros pasivos	40.000.000
Disminución de otros pasivos a mediano y largo plazo	40.000.000
TOTAL GASTOS	**1.183.715.583**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117257	Formación de postgrado o estudios avanzados	Matricula			4.698	7.526.176	4.025.861			11.552.037
117299	Formación en carreras	Matrícula			63.890	9.841.846	231.933.112			241.774.958
117315	Investigación, innovación y gestión del conocimiento	Investigación			1.109	365.761	15.684.830			16.050.591
117316	Sistema de recursos para la formación e intercambio académico	Usuario	230.754	153.836	283.660	1.968.560	20.987.395			22.955.955
117369	Intercambio y gestión del conocimiento con la sociedad	Comunidad			65	5.228.413	22.403.513			27.631.926
117394	Territorialización y municipalización de la educación universitaria	Plan			6		65.553			65.553
117406	Desarrollo y mantenimiento de infraestructura fisica	Metro Cuadrado			8.898.464	12.942.777	50.487.489			63.430.266
117884	Sistemas de apoyo al desarrollo estudiantil	Servicio Prestado			154	2.035.100	76.924.909			78.960.009
TOTAL						39.908.633	422.512.662			462.421.295

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		279.204.523			279.204.523
02	Gestión administrativa	105.344.374	48.736.216			154.080.590
03	Previsión y protección social		288.009.175			288.009.175
	TOTAL	105.344.374	615.949.914			721.294.288

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**3.133**	**2.324**		**5.457**	**141.822.440**		**141.822.440**
Alto Nivel y de Dirección	1			1	21.876		21.876
Profesional y Técnico	1.095	632		1.727	37.904.220		37.904.220
Personal Administrativo	846	287		1.133	23.183.360		23.183.360
Personal Docente	889	563		1.452	57.283.864		57.283.864
Obrero	302	842		1.144	23.429.120		23.429.120
Personal Fijo a Tiempo Parcial	**325**	**322**		**647**	**8.986.620**		**8.986.620**
Profesional y Técnico	25	44		69	635.850		635.850
Personal Administrativo	1	1		2	20.480		20.480
Personal Docente	299	277		576	8.330.290		8.330.290
Personal Contratado	**1.149**	**824**		**1.973**	**27.744.480**		**27.744.480**
Profesional y Técnico	53	30		83	1.560.080		1.560.080
Personal Administrativo	77	27		104	2.859.860		2.859.860
Personal Docente	1.001	746		1.747	22.525.820		22.525.820
Obrero	18	21		39	798.720		798.720
TOTAL	**4.607**	**3.470**		**8.077**	**178.553.540**		**178.553.540**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**91**	**26**	**117**	**4.734.606**
Empleados	89	20	109	4.455.778
Docentes	2	6	8	278.828
Jubilados	**2.367**	**2.257**	**4.624**	**263.819.059**
Alto Nivel y de Dirección	1		1	280.884
Obreros	301	419	720	22.459.707
Empleados	1.407	731	2.138	78.758.707
Docentes	658	1.107	1.765	162.319.761
TOTAL	**2.458**	**2.283**	**4.741**	**268.553.665**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	611.861.134
4.02	Materiales, suministros y mercancías	37.096.687
4.03	Servicios no personales	74.415.452
4.04	Activos reales	36.829.963
4.07	Transferencias y donaciones	323.512.347
4.11	Disminución de pasivos	100.000.000
	TOTAL	**1.183.715.583**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.083.715.583**
INGRESOS CORRIENTES ORDINARIOS	1.083.715.583
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	45.253.007
Venta de otros bienes y servicios	45.253.007
TRANSFERENCIAS CORRIENTES	1.038.462.576
Transferencias corrientes del sector público	1.038.462.576
Transferencias corrientes internas recibidas del sector público	1.038.462.576
De la República	1.038.462.576
Recursos Ordinarios	807.324.102
Gestión Fiscal	231.138.474
1.2 GASTOS CORRIENTES	**1.046.885.620**
GASTOS DE CONSUMO	723.373.273
Remuneraciones	611.861.134
Sueldos, salarios y otras retribuciones	195.361.290
Beneficios y complementos de sueldos y salarios	195.502.521
Aportes patronales	9.190.485
Prestaciones sociales y otras indemnizaciones	88.454.090
Asistencia socioeconómica	121.763.171
Otros gastos de personal	1.589.577
Compra de bienes y servicios	102.914.152
Bienes de consumo	37.096.687
Servicios no personales	65.817.465
Impuestos indirectos	8.597.987
TRANSFERENCIAS Y DONACIONES CORRIENTES	323.512.347
Al sector privado	322.688.721
Transferencias corrientes al sector privado	322.688.721
Directas a personas	322.688.721
Pensiones y otros beneficios asociados	4.734.606
Jubilaciones y otros beneficios asociados	263.819.059
Otras transferencias directas a personas	54.135.056

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Al sector público	805.000
Transferencias corrientes al sector público	805.000
A los entes descentralizados sin fines empresariales para sus gastos	805.000
Al sector externo	18.626
Transferencias corrientes al exterior	18.626
A instituciones sin fines de lucro	18.626
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**36.829.963**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**36.829.963**
RECURSOS PROPIOS DE CAPITAL	36.829.963
Ahorro en cuenta corriente	36.829.963
2.2 GASTOS DE CAPITAL	**36.829.963**
INVERSIÓN REAL DIRECTA	36.829.963
Formación bruta de capital fijo	36.829.963
Edificios e instalaciones	25.887.780
Maquinaria, equipos y otros bienes muebles	10.942.183
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**100.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	100.000.000
Disminución de otros activos financieros	100.000.000
Disminución de disponibilidades	100.000.000
Disminución de bancos	100.000.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3.2 APLICACIONES FINANCIERAS	**100.000.000**
DISMINUCIÓN DE PASIVOS	100.000.000
Disminución de cuentas y efectos por pagar	60.000.000
Disminución de cuentas y efectos por pagar a corto plazo	36.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	32.000.000
Disminución de aportes patronales y retenciones laborales por pagar	4.000.000
Disminución de otros aportes patronales por pagar	4.000.000
Disminución de otras cuentas y efectos por pagar	24.000.000
Disminución de otras cuentas por pagar a corto plazo	24.000.000
Disminución de otros pasivos	40.000.000
Disminución de otros pasivos a mediano y largo plazo	40.000.000

A0095

Universidad Nacional Experimental Simón Rodríguez (UNESR)

UNIVERSIDAD NACIONAL EXPERIMENTAL SIMÓN RODRÍGUEZ (UNESR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Nacional Experimental Simón Rodríguez (UNESR) se adecua a las disposiciones legales vigentes, en el marco anual del presupuesto para el período 2013 y en concordancia con las orientaciones generales para la formulación del mismo, según lineamientos impartidos por la Oficina de Planificación del Sector Universitario (OPSU), y su vinculación con las misiones de la Institución, aspectos generados de la estructura por proyectos vinculados con la Línea General del Plan Nacional Simón Bolívar, Primer Proyecto Socialista 2007-2013.

La Universidad continuará cumpliendo con su principal función de atender con carácter prioritario la enseñanza en los diferentes niveles, igualmente reforzará en el ámbito institucional la política educativa, mejorando los servicios para que se adapten a las exigencias de los Proyectos y se fortalecerá la atención a los participantes (estudiantes) en las actividades fundamentales que coadyuven a la formación integral.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**459.278.095**
INGRESOS CORRIENTES ORDINARIOS	459.278.095
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	5.300.000
Venta de otros bienes y servicios	5.300.000
TRANSFERENCIAS CORRIENTES	453.978.095
Transferencias corrientes del sector público	453.978.095
Transferencias corrientes internas recibidas del sector público	453.978.095
De la República	453.978.095
TOTAL RECURSOS	**459.278.095**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**436.354.488**
GASTOS DE CONSUMO	334.501.601
Remuneraciones	298.379.125
Sueldos, salarios y otras retribuciones	118.008.161
Beneficios y complementos de sueldos y salarios	104.493.715
Aportes patronales	6.629.502
Prestaciones sociales y otras indemnizaciones	1.483.607
Asistencia socioeconómica	64.440.016
Otros gastos de personal	3.324.124
Compra de bienes y servicios	36.122.476
Bienes de consumo	17.868.543
Servicios no personales	18.253.933
TRANSFERENCIAS Y DONACIONES CORRIENTES	101.852.887
Al sector privado	101.852.887
Transferencias corrientes al sector privado	101.852.887
Directas a personas	101.852.887
Pensiones y otros beneficios asociados	8.741.857
Jubilaciones y otros beneficios asociados	72.340.416
Otras transferencias directas a personas	20.770.614
GASTOS DE CAPITAL	**2.544.233**
INVERSIÓN REAL DIRECTA	2.544.233
Formación bruta de capital fijo	2.544.233
Maquinaria, equipos y otros bienes muebles	2.544.233
APLICACIONES FINANCIERAS	**20.379.374**
DISMINUCIÓN DE PASIVOS	20.379.374
Disminución de cuentas y efectos por pagar	20.379.374
Disminución de cuentas y efectos por pagar a corto plazo	20.379.374
Disminución de sueldos, salarios y otras remuneraciones por pagar	20.179.374
Disminución cuentas por pagar a proveedores a corto plazo	100.000
Disminución cuentas por pagar a contratistas a corto plazo	100.000
TOTAL GASTOS	**459.278.095**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Propios	Fuente de Financiamiento: Transferencias de la República	Fuente de Financiamiento: Donaciones de la República	Fuente de Financiamiento: Otras Fuentes	Presupuesto 2013
117334	Formación de post-grado o estudios avanzados	Matrícula			6.460		10.599.929			10.599.929
117337	Formación en carreras	Matrícula			245.061		117.747.343			117.747.343
117410	Investigación, innovación y gestión del conocimiento	Investigación			9		4.629.164			4.629.164
117424	Sistema de recursos para la formación e intercambio académico	Usuario Atendido	147.896	99.238	247.134		9.083.031			9.083.031
117472	Sistemas de apoyo al desarrollo estudiantil	Estudiante			245.025		38.017.278			38.017.278
117611	Intercambio y gestión del conocimiento con la sociedad	Comunidad			12.130		4.533.526			4.533.526
117650	Desarrollo y mantenimiento de la infraestructura	Metro Cuadrado			20.614		42.474.805			42.474.805
	TOTAL						227.085.076			227.085.076

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento: Recursos Propios	Fuente de Financiamiento: Transferencias de la República	Fuente de Financiamiento: Donaciones de la República	Fuente de Financiamiento: Otras Fuentes	Presupuesto 2013
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		116.752.086			116.752.086
02	Gestión administrativa	5.300.000	29.058.660			34.358.660
03	Previsión y protección social		81.082.273			81.082.273
	TOTAL	5.300.000	226.893.019			232.193.019

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**955**	**1.074**		**2.029**	**53.554.651**	**29.838**	**53.584.489**
Alto Nivel y de Dirección	1			1	61.992		61.992
Directivo	32	30		62	5.162.824		5.162.824
Profesional y Técnico	239	113		352	8.869.719		8.869.719
Personal Administrativo	221	89		310	4.662.645		4.662.645
Personal Docente	240	242		482	15.040.104		15.040.104
Obrero	222	600		822	19.757.367	29.838	19.787.205
Personal Fijo a Tiempo Parcial	**53**	**62**		**115**	**1.915.032**		**1.915.032**
Personal Docente	53	62		115	1.915.032		1.915.032
Personal Contratado	**2.547**	**1.517**		**4.064**	**58.495.869**		**58.495.869**
Profesional y Técnico	74	41		115	6.908.453		6.908.453
Personal Administrativo	361	143		504	5.716.020		5.716.020
Personal Docente	1.979	1.179		3.158	39.637.089		39.637.089
Obrero	133	154		287	6.234.307		6.234.307
TOTAL	**3.555**	**2.653**		**6.208**	**113.965.552**	**29.838**	**113.995.390**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**116**	**58**	**174**	**8.741.857**
Obreros	35	27	62	2.812.521
Empleados	28	11	39	2.953.577
Docentes	53	20	73	2.975.759
Jubilados	**711**	**630**	**1.341**	**72.340.416**
Alto Nivel y de Dirección	33	31	64	7.851.235
Obreros	48	178	226	9.918.625
Empleados	339	151	490	24.617.389
Docentes	291	270	561	29.953.167
TOTAL	**827**	**688**	**1.515**	**81.082.273**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	298.379.125
4.02	Materiales, suministros y mercancías	17.868.543
4.03	Servicios no personales	18.253.933
4.04	Activos reales	2.544.233
4.07	Transferencias y donaciones	101.852.887
4.11	Disminución de pasivos	20.379.374
	TOTAL	**459.278.095**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**459.278.095**
INGRESOS CORRIENTES ORDINARIOS	459.278.095
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	5.300.000
Venta de otros bienes y servicios	5.300.000
TRANSFERENCIAS CORRIENTES	453.978.095
Transferencias corrientes del sector público	453.978.095
Transferencias corrientes internas recibidas del sector público	453.978.095
De la República	453.978.095
Recursos Ordinarios	370.027.448
Gestión Fiscal	83.950.647
1.2 GASTOS CORRIENTES	**436.354.488**
GASTOS DE CONSUMO	334.501.601
Remuneraciones	298.379.125
Sueldos, salarios y otras retribuciones	118.008.161
Beneficios y complementos de sueldos y salarios	104.493.715
Aportes patronales	6.629.502
Prestaciones sociales y otras indemnizaciones	1.483.607
Asistencia socioeconómica	64.440.016
Otros gastos de personal	3.324.124
Compra de bienes y servicios	36.122.476
Bienes de consumo	17.868.543
Servicios no personales	18.253.933
TRANSFERENCIAS Y DONACIONES CORRIENTES	101.852.887
Al sector privado	101.852.887
Transferencias corrientes al sector privado	101.852.887
Directas a personas	101.852.887
Pensiones y otros beneficios asociados	8.741.857
Jubilaciones y otros beneficios asociados	72.340.416
Otras transferencias directas a personas	20.770.614
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**22.923.607**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**22.923.607**
RECURSOS PROPIOS DE CAPITAL	22.923.607
Ahorro en cuenta corriente	22.923.607
2.2 GASTOS DE CAPITAL	**2.544.233**
INVERSIÓN REAL DIRECTA	2.544.233
Formación bruta de capital fijo	2.544.233
Maquinaria, equipos y otros bienes muebles	2.544.233
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**20.379.374**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**20.379.374**
SUPERÁVIT FINANCIERO	20.379.374
3.2 APLICACIONES FINANCIERAS	**20.379.374**
DISMINUCIÓN DE PASIVOS	20.379.374
Disminución de cuentas y efectos por pagar	20.379.374
Disminución de cuentas y efectos por pagar a corto plazo	20.379.374
Disminución de sueldos, salarios y otras remuneraciones por pagar	20.179.374
Disminución cuentas por pagar a proveedores a corto plazo	100.000
Disminución cuentas por pagar a contratistas a corto plazo	100.000

A0096

Universidad Nacional Experimental Francisco de Miranda (UNEFM)

UNIVERSIDAD NACIONAL EXPERIMENTAL FRANCISCO DE MIRANDA (UNEFM)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Nacional Experimental Francisco de Miranda (UNEFM), se proyectará como una Institución científico educativa, moderna y de vanguardia, con capacidad de auto gestión, de reconocido prestigio regional, nacional e internacional por su excelencia académica y compromiso social, en la generación de los conocimientos científico competitivo, transferible a través de la formación integral de profesionales capacitados para interactuar con independencia y asertividad en sociedades globales y con capacidad de llevar adelante los cambios que el país necesita, que contribuyan a elevar la calidad de vida del ser humano, fortaleciendo así sus valores trascendentales y desarrollo integral.

Para el 2013 la Universidad Nacional Experimental Francisco de Miranda (UNEFM), estima:

- Constituirse en una Institución generadora de respuestas adecuadas, basadas en el desarrollo y consolidación del conocimiento como ventaja competitiva, que sea trasmitido por vía de la docencia y la extensión, fortaleciendo los procesos de cambio de la Institución y del país.
- Conducir un proceso de formación de un profesional hábil y útil, para ubicarse en un mundo competitivo, globalizado, integrado, regionalizado y en proceso acelerado de transformación, con base en resultado de una educación con calidad científica y pertinencia social.
- Consolidarse como una Universidad promotora en la concepción y adaptación de nuevos conocimientos e innovaciones tecnológica, conforme a las grandes transformaciones del mundo contemporáneo.
- Fomentar las potencialidades de producción de bienes y servicios competitivos como medio para fortalecer las funciones de investigación, docencia y extensión.
- Incrementar y consolidar las alianzas estratégicas nacionales e internacionales con el sector público y privado, en un proceso de cooperación para satisfacer necesidades mutuas.
- Transformar la gerencia universitaria basada en un modelo cultural centrado en las personas y en los procesos, tendente hacia la modernización de la Institución.

Igualmente orientará, los recursos hacia la continuación y culminación de los proyectos que están en proceso de ejecución, privilegiando la inversión en proyectos que representen un efecto multiplicador importante, en el nivel de empleo, en el marco de la concepción estratégica del desarrollo endógeno

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**242.346.160**
INGRESOS CORRIENTES ORDINARIOS	242.346.160
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	300.000
Venta de otros bienes y servicios	300.000
TRANSFERENCIAS CORRIENTES	242.046.160
Transferencias corrientes del sector público	242.046.160
Transferencias corrientes internas recibidas del sector público	242.046.160
De la República	242.046.160
FUENTES DE FINANCIAMIENTO	**300.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	300.000
Disminución de otros activos financieros	300.000
Disminución de disponibilidades	300.000
Disminución de caja	300.000
TOTAL RECURSOS	**242.646.160**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**228.545.201**
GASTOS DE CONSUMO	164.445.269
Remuneraciones	136.402.644
Sueldos, salarios y otras retribuciones	51.060.919
Beneficios y complementos de sueldos y salarios	64.742.967
Aportes patronales	9.962.478
Asistencia socioeconómica	10.604.792
Otros gastos de personal	31.488
Compra de bienes y servicios	28.042.625
Bienes de consumo	3.151.598
Servicios no personales	24.891.027
TRANSFERENCIAS Y DONACIONES CORRIENTES	64.099.932
Al sector privado	64.099.932
Transferencias corrientes al sector privado	64.099.932
Directas a personas	64.099.932
Pensiones y otros beneficios asociados	4.128.192
Jubilaciones y otros beneficios asociados	53.618.373
Otras transferencias directas a personas	6.353.367
GASTOS DE CAPITAL	**1.677.689**
INVERSIÓN REAL DIRECTA	1.677.689
Formación bruta de capital fijo	1.677.689
Maquinaria, equipos y otros bienes muebles	1.677.689
APLICACIONES FINANCIERAS	**12.423.270**
DISMINUCIÓN DE PASIVOS	12.423.270
Disminución de cuentas y efectos por pagar	300.000
Disminución de cuentas y efectos por pagar a corto plazo	150.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	150.000
Disminución de otras cuentas y efectos por pagar	150.000
Disminución de otras cuentas por pagar a corto plazo	150.000
Disminución de otros pasivos	12.123.270
Disminución de provisiones y reservas técnicas	12.123.270
Disminución de reservas técnicas	12.123.270
TOTAL GASTOS	**242.646.160**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118228	Programas nacionales de formación	Matricula			4.440		25.189			25.189
118229	Investigación, innovación y gestión del conocimiento	Proyecto			9		2.898.767			2.898.767
118231	Territorialización y municipalización de la educación universitaria.	Plan			39		5.324.460			5.324.460
118249	Desarrollo y mantenimiento de infraestructura fisica de la UNEFM.	Metro Cuadrado			30		11.138.627			11.138.627
118258	Sistema de recursos para la formación e intercambio académico.	Usuario Atendido	171.390	171.390	342.780		5.167.383			5.167.383
118268	Sistema de apoyo al desarrollo estudiantil.	Estudiante			46.078		25.122.611			25.122.611
118271	Formación en carreras	Matricula			36.123		47.791.731			47.791.731
118389	Intercambio y gestión del conocimiento de la sociedad	Evento			120		5.246.166			5.246.166
118391	Formación de postgrado o estudios avanzados	Matrícula			2.642	300.000	957.202			1.257.202
	TOTAL					300.000	103.672.136			103.972.136

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		56.498.777			56.498.777
02	Gestión administrativa	300.000	23.957.601			24.257.601
03	Previsión y protección social		57.917.646			57.917.646
	TOTAL	300.000	138.374.024			138.674.024

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**917**	**755**		**1.672**	**34.076.151**	**519.813**	**34.595.964**
Alto Nivel y de Dirección		1		1	26.748		26.748
Directivo	204	118		322	7.375.383	123.201	7.498.584
Profesional y Técnico	269	173		442	8.465.967		8.465.967
Personal Administrativo	49	43		92	1.405.053		1.405.053
Personal Docente	323	226		549	12.247.452	396.612	12.644.064
Obrero	72	194		266	4.555.548		4.555.548
Personal Fijo a Tiempo Parcial	**3**	**6**		**9**	**156.006**		**156.006**
Profesional y Técnico	1	2		3	32.670		32.670
Personal Docente	2	4		6	123.336		123.336
Personal Contratado	**383**	**390**		**773**	**12.828.762**		**12.828.762**
Directivo	1	1		2	31.500		31.500
Profesional y Técnico	40	42		82	1.311.210		1.311.210
Personal Administrativo	27	28		55	962.793		962.793
Personal Docente	294	301		595	9.811.503		9.811.503
Obrero	21	18		39	711.756		711.756
TOTAL	**1.303**	**1.151**		**2.454**	**47.060.919**	**519.813**	**47.580.732**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**30**	**49**	**79**	**4.128.192**
Obreros	2	11	13	443.322
Empleados	24	14	38	1.864.282
Docentes	4	24	28	1.820.588
Jubilados	**375**	**443**	**818**	**53.618.373**
Obreros	40	71	111	4.898.187
Empleados	195	117	312	23.030.154
Docentes	140	255	395	25.690.032
TOTAL	**405**	**492**	**897**	**57.746.565**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	136.402.644
4.02	Materiales, suministros y mercancías	3.151.598
4.03	Servicios no personales	24.891.027
4.04	Activos reales	1.677.689
4.07	Transferencias y donaciones	64.099.932
4.11	Disminución de pasivos	12.423.270
	TOTAL	**242.646.160**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**242.346.160**
INGRESOS CORRIENTES ORDINARIOS	242.346.160
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	300.000
Venta de otros bienes y servicios	300.000
TRANSFERENCIAS CORRIENTES	242.046.160
Transferencias corrientes del sector público	242.046.160
Transferencias corrientes internas recibidas del sector público	242.046.160
De la República	242.046.160
Recursos Ordinarios	192.992.739
Gestión Fiscal	49.053.421
1.2 GASTOS CORRIENTES	**228.545.201**
GASTOS DE CONSUMO	164.445.269
Remuneraciones	136.402.644
Sueldos, salarios y otras retribuciones	51.060.919
Beneficios y complementos de sueldos y salarios	64.742.967
Aportes patronales	9.962.478
Asistencia socioeconómica	10.604.792
Otros gastos de personal	31.488
Compra de bienes y servicios	28.042.625
Bienes de consumo	3.151.598
Servicios no personales	24.891.027
TRANSFERENCIAS Y DONACIONES CORRIENTES	64.099.932
Al sector privado	64.099.932
Transferencias corrientes al sector privado	64.099.932
Directas a personas	64.099.932
Pensiones y otros beneficios asociados	4.128.192
Jubilaciones y otros beneficios asociados	53.618.373
Otras transferencias directas a personas	6.353.367
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**13.800.959**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**13.800.959**
RECURSOS PROPIOS DE CAPITAL	13.800.959
Ahorro en cuenta corriente	13.800.959
2.2 GASTOS DE CAPITAL	**1.677.689**
INVERSIÓN REAL DIRECTA	1.677.689
Formación bruta de capital fijo	1.677.689
Maquinaria, equipos y otros bienes muebles	1.677.689
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**12.123.270**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**12.423.270**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	300.000
Disminución de otros activos financieros	300.000
Disminución de disponibilidades	300.000
Disminución de caja	300.000
SUPERÁVIT FINANCIERO	12.123.270
3.2 APLICACIONES FINANCIERAS	**12.423.270**
DISMINUCIÓN DE PASIVOS	12.423.270
Disminución de cuentas y efectos por pagar	300.000
Disminución de cuentas y efectos por pagar a corto plazo	150.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	150.000
Disminución de otras cuentas y efectos por pagar	150.000
Disminución de otras cuentas por pagar a corto plazo	150.000
Disminución de otros pasivos	12.123.270
Disminución de provisiones y reservas técnicas	12.123.270
Disminución de reservas técnicas	12.123.270

A0186

Universidad Nacional Experimental del Yaracuy (UNEY)

UNIVERSIDAD NACIONAL EXPERIMENTAL DEL YARACUY (UNEY)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Nacional Experimental del Yaracuy, se proyectará como una Institución científico educativa, moderna y de vanguardia, con capacidad de auto gestión, de reconocido prestigio regional, nacional e internacional por su excelencia académica y compromiso social, en la generación de los conocimientos científico competitivo, transferible a través de la formación integral de profesionales capacitados para interactuar con independencia y asertividad en sociedades globales y con capacidad de llevar adelante los cambios que el país necesita, que contribuyan a elevar la calidad de vida del ser humano, fortaleciendo así sus valores trascendentales y desarrollo integral.

Para el 2013 la Universidad Nacional Experimental del Yaracuy estima:

- Constituirse en una Institución generadora de respuestas adecuadas, basadas en el desarrollo y consolidación del conocimiento como ventaja competitiva, que sea trasmitido por vía de la docencia y la extensión, fortaleciendo los procesos de cambio de la Institución y del país.

- Conducir un proceso de formación de un profesional hábil y útil, para ubicarse en un mundo competitivo, globalizado, integrado, regionalizado y en proceso acelerado de transformación, con base en resultado de una educación con calidad científica y pertinencia social.

- Consolidarse como una Universidad promotora en la concepción y adaptación de nuevos conocimientos e innovaciones tecnológica, conforme a las grandes transformaciones del mundo contemporáneo.

- Fomentar las potencialidades de producción de bienes y servicios competitivos como medio para fortalecer las funciones de investigación, docencia y extensión.

- Incrementar y consolidar las alianzas estratégicas nacionales e internacionales con el sector público y privado, en un proceso de cooperación para satisfacer necesidades mutuas.

- Transformar la gerencia universitaria basada en un modelo cultural centrado en las personas y en los procesos, tendente hacia la modernización de la Institución.

Igualmente orientará, los recursos hacia la continuación y culminación de los proyectos que están en proceso de ejecución, privilegiando la inversión en proyectos que representen un efecto multiplicador importante, en el nivel de empleo, en el marco de la concepción estratégica del desarrollo endógeno.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**47.070.080**
INGRESOS CORRIENTES ORDINARIOS	47.070.080
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	50.000
Venta de otros bienes y servicios	50.000
INGRESOS DE LA PROPIEDAD	7.200
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	7.200
Alquileres	7.200
TRANSFERENCIAS CORRIENTES	47.012.880
Transferencias corrientes del sector público	47.012.880
Transferencias corrientes internas recibidas del sector público	47.012.880
De la República	47.012.880
FUENTES DE FINANCIAMIENTO	**8.945.802**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.945.802
Disminución de otros activos financieros	8.945.802
Disminución de disponibilidades	8.945.802
Disminución de bancos	8.945.802
TOTAL RECURSOS	**56.015.882**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**54.704.572**
GASTOS DE CONSUMO	49.412.615
Remuneraciones	34.008.388
Sueldos, salarios y otras retribuciones	8.997.892
Beneficios y complementos de sueldos y salarios	9.780.814
Aportes patronales	1.148.388
Prestaciones sociales y otras indemnizaciones	3.099.743
Asistencia socioeconómica	10.981.551
Compra de bienes y servicios	15.404.227
Bienes de consumo	2.781.013
Servicios no personales	12.623.214
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.291.957
Al sector privado	4.693.360
Transferencias corrientes al sector privado	4.574.410
Directas a personas	4.552.110
Pensiones y otros beneficios asociados	50.008
Jubilaciones y otros beneficios asociados	933.602
Otras transferencias directas a personas	3.568.500
Otras transferencias corrientes internas al sector privado	22.300
Donaciones corrientes al sector privado	118.950
Donaciones a personas	103.950
Donaciones a instituciones sin fines de lucro	15.000
Al sector público	598.597
Transferencias corrientes al sector público	592.597
A los entes descentralizados sin fines empresariales para sus gastos	592.597
Donaciones corrientes al sector público	6.000
A los entes descentralizados sin fines empresariales	6.000
GASTOS DE CAPITAL	**907.504**
INVERSIÓN REAL DIRECTA	907.504
Formación bruta de capital fijo	907.504
Maquinaria, equipos y otros bienes muebles	874.304
Construcciones de bienes de dominio privado	33.200

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**403.806**
DISMINUCIÓN DE PASIVOS	403.806
Disminución de cuentas y efectos por pagar	383.806
Disminución de cuentas y efectos por pagar a corto plazo	353.806
Disminución de sueldos, salarios y otras remuneraciones por pagar	19.156
Disminución de aportes patronales y retenciones laborales por pagar	177.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	20.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	18.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	24.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	15.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	100.000
Disminución cuentas por pagar a proveedores a corto plazo	157.650
Disminución de otras cuentas y efectos por pagar	30.000
Disminución de otras cuentas por pagar a corto plazo	30.000
Disminución de otros pasivos	20.000
Disminución de otros pasivos a corto plazo	20.000
TOTAL GASTOS	**56.015.882**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117395	Programas Nacionales de Formación	Matricula			360	373.676	1.999.571			2.373.247
117479	Formación en Carreras	Matricula			2.240	525.777	14.203.247			14.729.024
117652	Formación de Postgrado o Estudios Avanzados	Matricula			735	126.991	295.695			422.686
117757	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	20.952	31.428	52.380	78.050	1.015.288			1.093.338
117759	Investigación, Innovación y Gestión del Conocimiento	Investigación			59	157.070	770.422			927.492
118130	Sistema de Apoyo al Desarrollo Estudiantil	Servicio			2.717	36.518	9.793.771			9.830.289
118202	Intercambio y Gestión del Conocimiento Con la Sociedad	Comunidad			11	590.552	2.766.262			3.356.814
118237	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			122.101	309.980	210.701			520.681
118535	Territorialización y Municipalización de la Educación Universitaria	Plan			2	71.467	47.745			119.212
	TOTAL					2.270.081	31.102.702			33.372.783

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		13.378.403			13.378.403
02	Gestión administrativa	6.732.921	1.548.165			8.281.086
03	Previsión y protección social		983.610			983.610
	TOTAL	6.732.921	15.910.178			22.643.099

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**85**	**94**		**179**	**5.732.757**	**92.901**	**5.825.658**
Alto Nivel y de Dirección	1			1	61.992	11.778	73.770
Directivo	14	13		27	1.051.653	21.409	1.073.062
Profesional y Técnico	30	17		47	1.313.880		1.313.880
Personal Administrativo	4	1		5	78.564		78.564
Personal Docente	34	43		77	2.870.796	59.714	2.930.510
Obrero	2	20		22	355.872		355.872
Personal Fijo a Tiempo Parcial	**1**	**1**		**2**	**38.904**		**38.904**
Personal Docente	1	1		2	38.904		38.904
Personal Contratado	**32**	**78**		**110**	**3.160.292**		**3.160.292**
Directivo	6	7		13	366.300		366.300
Profesional y Técnico	7	11		18	423.288		423.288
Personal Administrativo	1	1		2	31.632		31.632
Personal Docente	18	45		63	2.089.124		2.089.124
Obrero		14		14	249.948		249.948
TOTAL	**118**	**173**		**291**	**8.931.953**	**92.901**	**9.024.854**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados		**1**	**1**	**50.008**
Docentes		1	1	50.008
Jubilados	**4**	**4**	**8**	**933.602**
Alto Nivel y de Dirección	2		2	272.397
Empleados	2		2	127.608
Docentes		4	4	533.597
TOTAL	**4**	**5**	**9**	**983.610**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	34.008.388
4.02	Materiales, suministros y mercancías	2.781.013
4.03	Servicios no personales	12.623.214
4.04	Activos reales	907.504
4.07	Transferencias y donaciones	5.291.957
4.11	Disminución de pasivos	403.806
	TOTAL	**56.015.882**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**47.070.080**
INGRESOS CORRIENTES ORDINARIOS	47.070.080
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	50.000
Venta de otros bienes y servicios	50.000
INGRESOS DE LA PROPIEDAD	7.200
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	7.200
Alquileres	7.200
TRANSFERENCIAS CORRIENTES	47.012.880
Transferencias corrientes del sector público	47.012.880
Transferencias corrientes internas recibidas del sector público	47.012.880
De la República	47.012.880
Recursos Ordinarios	38.206.620
Gestión Fiscal	8.806.260
1.2 GASTOS CORRIENTES	**54.704.572**
GASTOS DE CONSUMO	49.412.615
Remuneraciones	34.008.388
Sueldos, salarios y otras retribuciones	8.997.892
Beneficios y complementos de sueldos y salarios	9.780.814
Aportes patronales	1.148.388
Prestaciones sociales y otras indemnizaciones	3.099.743
Asistencia socioeconómica	10.981.551
Compra de bienes y servicios	15.404.227
Bienes de consumo	2.781.013
Servicios no personales	12.623.214
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.291.957
Al sector privado	4.693.360
Transferencias corrientes al sector privado	4.574.410
Directas a personas	4.552.110
Pensiones y otros beneficios asociados	50.008
Jubilaciones y otros beneficios asociados	933.602
Otras transferencias directas a personas	3.568.500

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Otras transferencias corrientes internas al sector privado	22.300
Donaciones corrientes al sector privado	118.950
Donaciones a personas	103.950
Donaciones a instituciones sin fines de lucro	15.000
Al sector público	598.597
Transferencias corrientes al sector público	592.597
A los entes descentralizados sin fines empresariales para sus gastos	592.597
Donaciones corrientes al sector público	6.000
A los entes descentralizados sin fines empresariales	6.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(7.634.492)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(7.634.492)**
RECURSOS PROPIOS DE CAPITAL	(7.634.492)
Desahorro en cuenta corriente	(7.634.492)
2.2 GASTOS DE CAPITAL	**907.504**
INVERSIÓN REAL DIRECTA	907.504
Formación bruta de capital fijo	907.504
Maquinaria, equipos y otros bienes muebles	874.304
Construcciones de bienes de dominio privado	33.200
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(8.541.996)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**8.945.802**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.945.802
Disminución de otros activos financieros	8.945.802
Disminución de disponibilidades	8.945.802
Disminución de bancos	8.945.802

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3.2 APLICACIONES FINANCIERAS	**8.945.802**
DISMINUCIÓN DE PASIVOS	403.806
Disminución de cuentas y efectos por pagar	383.806
Disminución de cuentas y efectos por pagar a corto plazo	353.806
Disminución de sueldos, salarios y otras remuneraciones por pagar	19.156
Disminución de aportes patronales y retenciones laborales por pagar	177.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	20.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	18.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	24.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	15.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	100.000
Disminución cuentas por pagar a proveedores a corto plazo	157.650
Disminución de otras cuentas y efectos por pagar	30.000
Disminución de otras cuentas por pagar a corto plazo	30.000
Disminución de otros pasivos	20.000
Disminución de otros pasivos a corto plazo	20.000
DÉFICIT FINANCIERO	8.541.996

A0196

Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)

UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA DE LA FUERZA ARMADA NACIONAL (UNEFA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional tiene como Misión, orientar y estimular la educación ejerciendo una función rectora basada en la ciencia, la cultura y la sociedad, que guíe los pasos hacia la universalidad del conocimiento y la ejecución de innovaciones tecnológicas e industriales, aportando al proceso de enseñanza aprendizaje una forma sólida e integral del recurso humano que necesita la Nación para su crecimiento y desarrollo.

Así mismo, tiene como Visión ser una Institución de Educación Universitaria, con una estructura dinámica proyectada al ensayo de nuevas orientaciones en los sistemas de enseñanza, de investigación, de extensión y de administración educativa, caracterizada por su excelencia académica, sustentada en la búsqueda de la verdad y en el afianzamiento de los valores supremos del ser humano, en función de una sociedad democrática y del desarrollo soberano y autónomo del país.

En la actualidad se imparten las carreras largas en el área de la ingeniería, en las especialidades de: Ingeniería Aeronáutica, Eléctrica, Electrónica, Mecánica, Naval, Civil, Sistemas, Agrónoma, Agroindustrial, Petróleo, Petroquímica, Telecomunicaciones, Gas y Azúcar; así como también Licenciaturas en: Administración y Gestión Municipal, Administración de Desastres, Economía Social, Contaduría Pública, Turismo y Educación Integral. Igualmente carreras cortas de Técnicos Superiores Universitarios en: Análisis y Diseño de Sistemas, Comunicaciones y Electrónica, Mecánica Dental, Enfermería, Hotelería, Turismo, Agronomía, Hidrocarburos y Optometría Integral.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**309.733.011**
INGRESOS CORRIENTES ORDINARIOS	309.733.011
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	12.000.000
Venta de otros bienes y servicios	12.000.000
TRANSFERENCIAS CORRIENTES	297.733.011
Transferencias corrientes del sector público	297.733.011
Transferencias corrientes internas recibidas del sector público	297.733.011
De la República	297.733.011
INGRESOS DE CAPITAL	**12.000.000**
RECURSOS PROPIOS DE CAPITAL	12.000.000
Incremento de la depreciación y amortización acumuladas	12.000.000
FUENTES DE FINANCIAMIENTO	**162.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	162.000.000
Disminución de otros activos financieros	162.000.000
Disminución de disponibilidades	162.000.000
Disminución de caja	162.000.000
TOTAL RECURSOS	**483.733.011**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**311.065.331**
GASTOS DE CONSUMO	284.102.002
Remuneraciones	197.175.588
Sueldos, salarios y otras retribuciones	64.720.135
Beneficios y complementos de sueldos y salarios	90.151.260
Aportes patronales	5.331.385
Prestaciones sociales y otras indemnizaciones	15.602.921
Asistencia socioeconómica	21.369.887
Compra de bienes y servicios	74.926.414
Bienes de consumo	19.562.192
Servicios no personales	55.364.222
Depreciación y amortización	12.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	26.963.329
Al sector privado	26.963.329
Transferencias corrientes al sector privado	26.963.329
Directas a personas	25.030.332
Pensiones y otros beneficios asociados	265.815
Jubilaciones y otros beneficios asociados	10.123.013
Otras transferencias directas a personas	14.641.504
A instituciones sin fines de lucro	1.932.997
GASTOS DE CAPITAL	**10.667.680**
INVERSIÓN REAL DIRECTA	10.667.680
Formación bruta de capital fijo	10.667.680
Edificios e instalaciones	3.456.719
Maquinaria, equipos y otros bienes muebles	5.862.485
Construcciones de bienes de dominio privado	1.348.476
APLICACIONES FINANCIERAS	**162.000.000**
DISMINUCIÓN DE PASIVOS	162.000.000
Disminución de cuentas y efectos por pagar	161.500.000
Disminución de cuentas y efectos por pagar a corto plazo	161.500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	133.000.000
Disminución de aportes patronales y retenciones laborales por pagar	5.000.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	2.000.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	1.000.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	1.000.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	1.000.000
Disminución cuentas por pagar a proveedores a corto plazo	23.500.000
Disminución de otros pasivos	500.000
Disminución de fondos de terceros	500.000
Disminución de otros fondos de terceros	500.000
TOTAL GASTOS	**483.733.011**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116905	Sistema de Apoyo al Desarrollo Estudiantil	Servicio			6		41.378.977			41.378.977
116921	Programas Nacionales de Formación	Matrícula			3.636		3.057.887			3.057.887
116925	Intercambio y Gestión del Conocimiento con la Sociedad	Persona Atendida			19.952		17.159.974			17.159.974
116929	Investigación, Innovación y Gestión del Conocimiento.	Plan			6		589.044			589.044
116930	Formación en Carreras	Matrícula			122.361	4.690.244	80.018.709			84.708.953
116940	Territorialización y Municipalización de la Educación Universitaria	Plan			1		1.025.553			1.025.553
116943	Formación de Postgrado o Estudios Avanzados	Matrícula			11.615	7.309.756	1.432.608			8.742.364
116949	Sistema de Recursos para la Formación e Intercambio Académico	Usuario Atendido	54.193	36.129	90.322		3.456.610			3.456.610
116981	Desarrollo y Mantenimiento de la Infraestructura Física	Metro Cuadrado			26.086		13.439.881			13.439.881
	TOTAL					12.000.000	161.559.243			173.559.243

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		84.685.948			84.685.948
02	Gestión administrativa	174.000.000	41.098.992			215.098.992
03	Previsión y protección social		10.388.828			10.388.828
	TOTAL	174.000.000	136.173.768			310.173.768

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.834**	**1.222**		**3.056**	**43.127.889**	**487.279**	**43.615.168**
Profesional y Técnico	748	499		1.247	11.278.100		11.278.100
Personal Administrativo	258	172		430	5.195.088		5.195.088
Personal Docente	502	334		836	20.519.977	487.279	21.007.256
Obrero	326	217		543	6.134.724		6.134.724
Personal Fijo a Tiempo Parcial	**9.228**	**6.152**		**15.380**	**21.592.246**		**21.592.246**
Personal Docente	9.228	6.152		15.380	21.592.246		21.592.246
TOTAL	**11.062**	**7.374**		**18.436**	**64.720.135**	**487.279**	**65.207.414**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**3**	**3**	**6**	**265.815**
Obreros	2	2	4	159.945
Docentes	1	1	2	105.870
Jubilados	**63**	**42**	**105**	**10.123.013**
Obreros	14	9	23	2.116.258
Empleados	29	19	48	5.018.300
Docentes	20	14	34	2.988.455
TOTAL	**66**	**45**	**111**	**10.388.828**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	197.175.588
4.02	Materiales, suministros y mercancías	19.562.192
4.03	Servicios no personales	55.364.222
4.04	Activos reales	10.667.680
4.07	Transferencias y donaciones	26.963.329
4.08	Otros gastos	12.000.000
4.11	Disminución de pasivos	162.000.000
	TOTAL	**483.733.011**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**309.733.011**
INGRESOS CORRIENTES ORDINARIOS	309.733.011
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	12.000.000
Venta de otros bienes y servicios	12.000.000
TRANSFERENCIAS CORRIENTES	297.733.011
Transferencias corrientes del sector público	297.733.011
Transferencias corrientes internas recibidas del sector público	297.733.011
De la República	297.733.011
Recursos Ordinarios	265.140.119
Gestión Fiscal	32.592.892
Aporte del Ministerio del Poder Popular para la Educación Universitaria	130.371.569
Recursos Ordinarios	225.140.119
Gestión Fiscal	32.592.892
Aporte del Ministerio del Poder Popular para la Defensa	40.000.000
Recursos Ordinarios	40.000.000
1.2 GASTOS CORRIENTES	**311.065.331**
GASTOS DE CONSUMO	284.102.002
Remuneraciones	197.175.588
Sueldos, salarios y otras retribuciones	64.720.135
Beneficios y complementos de sueldos y salarios	90.151.260
Aportes patronales	5.331.385
Prestaciones sociales y otras indemnizaciones	15.602.921
Asistencia socioeconómica	21.369.887
Compra de bienes y servicios	74.926.414
Bienes de consumo	19.562.192
Servicios no personales	55.364.222
Depreciación y amortización	12.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	26.963.329
Al sector privado	26.963.329
Transferencias corrientes al sector privado	26.963.329

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Directas a personas	25.030.332
Pensiones y otros beneficios asociados	265.815
Jubilaciones y otros beneficios asociados	10.123.013
Otras transferencias directas a personas	14.641.504
A instituciones sin fines de lucro	1.932.997
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.332.320)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**10.667.680**
RECURSOS PROPIOS DE CAPITAL	10.667.680
Desahorro en cuenta corriente	(1.332.320)
Incremento de la depreciación y amortización acumuladas	12.000.000
2.2 GASTOS DE CAPITAL	**10.667.680**
INVERSIÓN REAL DIRECTA	10.667.680
Formación bruta de capital fijo	10.667.680
Edificios e instalaciones	3.456.719
Maquinaria, equipos y otros bienes muebles	5.862.485
Construcciones de bienes de dominio privado	1.348.476
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**162.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	162.000.000
Disminución de otros activos financieros	162.000.000
Disminución de disponibilidades	162.000.000
Disminución de caja	162.000.000
3.2 APLICACIONES FINANCIERAS	**162.000.000**
DISMINUCIÓN DE PASIVOS	162.000.000
Disminución de cuentas y efectos por pagar	161.500.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de cuentas y efectos por pagar a corto plazo	161.500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	133.000.000
Disminución de aportes patronales y retenciones laborales por pagar	5.000.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	2.000.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	1.000.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	1.000.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	1.000.000
Disminución cuentas por pagar a proveedores a corto plazo	23.500.000
Disminución de otros pasivos	500.000
Disminución de fondos de terceros	500.000
Disminución de otros fondos de terceros	500.000

A0208

Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)

UNIVERSIDAD NACIONAL EXPERIMENTAL SUR DEL LAGO "JESÚS MARÍA SEMPRÚM" (UNESUR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm", desarrolla proyectos y actividades en la docencia, investigación y extensión, siendo llamada a contribuir con el gran propósito de transformación social nacional dirigido por el Ministerio del Poder Popular para la Educación Universitaria. Es nuestra responsabilidad apoyar nuestra sociedad en la formación de profesionales que participen en la producción de conocimiento y soluciones que garanticen el bienestar social y que despierten su sensibilidad con los problemas de la universidad y la sociedad venezolana. Además de ayudar a capacitar a las comunidades para la construcción de redes regionales de cooperación, con espacios para el dialogo y estrategias, que contribuye en crear una cultura de cooperación solidaria, articulando recursos y proyectos que puedan fortalecer el desarrollo nacional, regional y local no dependiente de una economía petrolera y por el contrario generar riquezas con un alto valor social, productivo e innovador. De esta manera brindar apoyo en el combate de la pobreza y el desempleo.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**78.573.758**
INGRESOS CORRIENTES ORDINARIOS	78.573.758
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	477.000
Venta de otros bienes y servicios	477.000
INGRESOS DE LA PROPIEDAD	23.000
Intereses	10.000
Intereses internos	10.000
Intereses por depósitos	10.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	13.000
Alquileres	13.000
TRANSFERENCIAS CORRIENTES	78.073.758
Transferencias corrientes del sector público	78.073.758
Transferencias corrientes internas recibidas del sector público	78.073.758
De la República	78.073.758
TOTAL RECURSOS	**78.573.758**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**76.421.105**
GASTOS DE CONSUMO	69.039.952
Remuneraciones	50.585.436
Sueldos, salarios y otras retribuciones	17.044.306
Beneficios y complementos de sueldos y salarios	23.817.440
Aportes patronales	891.858
Prestaciones sociales y otras indemnizaciones	5.436.687
Asistencia socioeconómica	3.395.145
Compra de bienes y servicios	18.454.516
Bienes de consumo	3.656.298
Servicios no personales	14.798.218
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.381.153
Al sector privado	6.795.600
Transferencias corrientes al sector privado	6.790.600
Directas a personas	6.212.300
Otras transferencias directas a personas	6.212.300
A instituciones sin fines de lucro	548.300
Otras transferencias corrientes internas al sector privado	30.000
Donaciones corrientes al sector privado	5.000
Donaciones a personas	5.000
Al sector público	585.553
Transferencias corrientes al sector público	585.553
A los entes descentralizados sin fines empresariales para sus gastos	585.553
GASTOS DE CAPITAL	**2.152.653**
INVERSIÓN REAL DIRECTA	2.152.653
Formación bruta de capital fijo	2.152.653
Maquinaria, equipos y otros bienes muebles	1.757.653
Construcciones de bienes de dominio privado	395.000
TOTAL GASTOS	**78.573.758**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118302	Formación en carreras	Estudiante			8.842		26.166.338			26.166.338
118308	Sistema de apoyo al desarrollo estudiantil	Estudiante			548.947		18.784.114			18.784.114
118310	Intercambio y gestión del conocimiento con la sociedad	Colectivo			52	140.000	2.703.152			2.843.152
118312	Programas nacionales de formación	Matricula			280		1.469.045			1.469.045
118317	Sistema de recursos para la formación e intercambio académico	Usuario	5.100	3.400	6.609	290.000	4.681.984			4.971.984
118321	Desarrollo y mantenimiento de la infraestructura fisica	Metro Cuadrado			230.545		10.691.973			10.691.973
118325	Formación de postgrado o estudios avanzados	Matricula			431		447.802			447.802
118326	Territorialización y municipalización de la educación universitaria	Proyecto / Plan			10		245.900			245.900
118486	Investigación innovación y gestión del conocimiento	Proyecto			20		1.464.302			1.464.302
	TOTAL					430.000	66.654.610			67.084.610

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		7.628.595			7.628.595
02	Gestión administrativa	70.000	3.790.553			3.860.553
	TOTAL	70.000	11.419.148			11.489.148

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**245**	**333**		**578**	**8.985.553**		**8.985.553**
Alto Nivel y de Dirección		2		2	67.584		67.584
Profesional y Técnico	106	91		197	3.228.504		3.228.504
Personal Administrativo	54	11		65	535.264		535.264
Personal Docente	56	97		153	3.567.288		3.567.288
Obrero	29	132		161	1.586.913		1.586.913
Personal Contratado	**203**	**236**		**439**	**7.999.834**		**7.999.834**
Profesional y Técnico		1		1	32.845		32.845
Personal Docente	203	215		418	7.912.631		7.912.631
Obrero		20		20	54.358		54.358
TOTAL	**448**	**569**		**1.017**	**16.985.387**		**16.985.387**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	50.585.436
4.02	Materiales, suministros y mercancías	3.656.298
4.03	Servicios no personales	14.798.218
4.04	Activos reales	2.152.653
4.07	Transferencias y donaciones	7.381.153
	TOTAL	**78.573.758**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**78.573.758**
INGRESOS CORRIENTES ORDINARIOS	78.573.758
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	477.000
Venta de otros bienes y servicios	477.000
INGRESOS DE LA PROPIEDAD	23.000
Intereses	10.000
Intereses internos	10.000
Intereses por depósitos	10.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	13.000
Alquileres	13.000
TRANSFERENCIAS CORRIENTES	78.073.758
Transferencias corrientes del sector público	78.073.758
Transferencias corrientes internas recibidas del sector público	78.073.758
De la República	78.073.758
Recursos Ordinarios	61.864.601
Gestión Fiscal	16.209.157
1.2 GASTOS CORRIENTES	**76.421.105**
GASTOS DE CONSUMO	69.039.952
Remuneraciones	50.585.436
Sueldos, salarios y otras retribuciones	17.044.306
Beneficios y complementos de sueldos y salarios	23.817.440
Aportes patronales	891.858
Prestaciones sociales y otras indemnizaciones	5.436.687
Asistencia socioeconómica	3.395.145
Compra de bienes y servicios	18.454.516
Bienes de consumo	3.656.298
Servicios no personales	14.798.218
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.381.153
Al sector privado	6.795.600
Transferencias corrientes al sector privado	6.790.600
Directas a personas	6.212.300

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
Otras transferencias directas a personas	6.212.300
A instituciones sin fines de lucro	548.300
Otras transferencias corrientes internas al sector privado	30.000
Donaciones corrientes al sector privado	5.000
Donaciones a personas	5.000
Al sector público	585.553
Transferencias corrientes al sector público	585.553
A los entes descentralizados sin fines empresariales para sus gastos	585.553
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.152.653**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.152.653**
RECURSOS PROPIOS DE CAPITAL	2.152.653
Ahorro en cuenta corriente	2.152.653
2.2 GASTOS DE CAPITAL	**2.152.653**
INVERSIÓN REAL DIRECTA	2.152.653
Formación bruta de capital fijo	2.152.653
Maquinaria, equipos y otros bienes muebles	1.757.653
Construcciones de bienes de dominio privado	395.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0246

Servicio Desconcentrado de Administración y Gestión del Fondo de Ahorro Familiar e Inversión Social "Hijos de Venezuela"

SERVICIO DESCONCENTRADO DE ADMINISTRACIÓN Y GESTIÓN DEL FONDO DE AHORRO FAMILIAR E INVERSIÓN SOCIAL "HIJOS DE VENEZUELA"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Servicio Desconcentrado de Administración y Gestión del Fondo de Ahorro Familiar e Inversión Social "Hijos de Venezuela", tiene por objeto otorgar beneficios a venezolanas y venezolanos en especial estado de vulnerabilidad sometidos a una situación de pobreza crítica, con la finalidad de facilitar su acceso al disfrute de derechos fundamentales y asegurar su incorporación a las actividades productivas que garanticen el vivir de sus familias. Destacando fundamentalmente a los hogares con un ingreso familiar inferior al salario mínimo, a las adolescentes embarazadas, mujeres embarazadas, hijos e hijas menores de dieciocho (18) años, hijos o hijas con discapacidad, independientemente de la edad.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**94.514.558**
INGRESOS CORRIENTES EXTRAORDINARIOS	94.514.558
TRANSFERENCIAS Y DONACIONES CORRIENTES	94.514.558
Donaciones corrientes internas recibidas del sector público	94.514.558
De la República	94.514.558
FUENTES DE FINANCIAMIENTO	**2.449.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.449.000.000
Disminución de otros activos financieros	2.449.000.000
Disminución de disponibilidades	2.449.000.000
Disminución de bancos	2.449.000.000
TOTAL RECURSOS	**2.543.514.558**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**2.543.514.558**
GASTOS DE CONSUMO	64.296.582
Remuneraciones	60.024.000
Sueldos, salarios y otras retribuciones	60.024.000
Compra de bienes y servicios	4.272.582
Bienes de consumo	378.579
Servicios no personales	3.894.003
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.479.217.976
Al sector privado	2.479.217.976
Transferencias corrientes al sector privado	2.479.217.976
Directas a personas	2.479.217.976
Otras transferencias directas a personas	2.479.217.976
TOTAL GASTOS	**2.543.514.558**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119451	Fortalecimiento socio-económico a las familias venezolanas en situación de pobreza crítica en el marco de la Gran Misión Hijos de Venezuela	Familia Atendida			380.000	2.449.000.000	94.514.558			2.543.514.558
	TOTAL					2.449.000.000	94.514.558			2.543.514.558

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado		**3**		**3**	**216.000**		**216.000**
Profesional y Técnico		3		3	216.000		216.000
TOTAL		**3**		**3**	**216.000**		**216.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	60.024.000
4.02	Materiales, suministros y mercancías	378.579
4.03	Servicios no personales	3.894.003
4.07	Transferencias y donaciones	2.479.217.976
	TOTAL	**2.543.514.558**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**94.514.558**
INGRESOS CORRIENTES EXTRAORDINARIOS	94.514.558
TRANSFERENCIAS Y DONACIONES CORRIENTES	94.514.558
Donaciones corrientes internas recibidas del sector público	94.514.558
De la República	94.514.558
Recursos ordinarios	94.514.558
1.2 GASTOS CORRIENTES	**2.543.514.558**
GASTOS DE CONSUMO	64.296.582
Remuneraciones	60.024.000
Sueldos, salarios y otras retribuciones	60.024.000
Compra de bienes y servicios	4.272.582
Bienes de consumo	378.579
Servicios no personales	3.894.003
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.479.217.976
Al sector privado	2.479.217.976
Transferencias corrientes al sector privado	2.479.217.976
Directas a personas	2.479.217.976
Otras transferencias directas a personas	2.479.217.976
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(2.449.000.000)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(2.449.000.000)**
RECURSOS PROPIOS DE CAPITAL	(2.449.000.000)
Desahorro en cuenta corriente	(2.449.000.000)
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.449.000.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.449.000.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.449.000.000
Disminución de otros activos financieros	2.449.000.000
Disminución de disponibilidades	2.449.000.000
Disminución de bancos	2.449.000.000
3.2 APLICACIONES FINANCIERAS	**2.449.000.000**
DÉFICIT FINANCIERO	2.449.000.000

A0257

Universidad Politécnica Territorial del Estado Portuguesa "Juan de Jesús Montilla"

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO PORTUGUESA "JUAN DE JESÚS MONTILLA"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Politécnica Territorial del Estado Portuguesa "Juan de Jesús Montilla", es una institución educativa integrada a la sociedad y fundamentada en los más sólidos principios de ética, justicia, libertad, equidad, calidad, eficiencia, excelencia y con pertinencia social, cuyo propósito es la búsqueda del saber y la verdad, mediante la creación, transmisión y aplicación del conocimiento como el valor social que genera competencia para la creatividad e innovación, a través de una adecuada relación con el sector productivo, con las comunidades, organismos públicos y el resto del sector educativo, para la elaboración oportuna de alternativas viables a los problemas de la región y el país.

La Universidad se proyectará como una Institución moderna y de vanguardia, reconocida por su excelencia académica y compromiso social, en la generación de los conocimientos científico competitivo, transferible a través de la formación integral de profesionales capacitados para interactuar con independencia y con capacidad de llevar adelante los cambios que el país necesita, que contribuyan a elevar la calidad de vida del ser humano, fortaleciendo así sus valores trascendentales y desarrollo integral.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**97.538.766**
INGRESOS CORRIENTES ORDINARIOS	97.538.766
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	30.000
Venta de otros bienes y servicios	30.000
INGRESOS DE LA PROPIEDAD	50.000
Intereses	50.000
Intereses internos	50.000
Intereses por depósitos	50.000
TRANSFERENCIAS CORRIENTES	97.458.766
Transferencias corrientes del sector público	97.458.766
Transferencias corrientes internas recibidas del sector público	97.458.766
De la República	97.458.766
TOTAL RECURSOS	**97.538.766**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**97.468.266**
GASTOS DE CONSUMO	79.186.755
Remuneraciones	70.576.253
Sueldos, salarios y otras retribuciones	31.512.864
Beneficios y complementos de sueldos y salarios	14.951.217
Aportes patronales	4.049.190
Prestaciones sociales y otras indemnizaciones	9.611.266
Asistencia socioeconómica	8.712.166
Otros gastos de personal	1.739.550
Compra de bienes y servicios	8.610.502
Bienes de consumo	214.143
Servicios no personales	8.396.359
TRANSFERENCIAS Y DONACIONES CORRIENTES	18.281.511
Al sector privado	17.550.570
Transferencias corrientes al sector privado	17.550.570
Directas a personas	17.550.570
Pensiones y otros beneficios asociados	913.998
Jubilaciones y otros beneficios asociados	14.353.806
Otras transferencias directas a personas	2.282.766
Al sector público	730.941
Transferencias corrientes al sector público	730.941
A los entes descentralizados sin fines empresariales para sus gastos	730.941
GASTOS DE CAPITAL	**70.500**
INVERSIÓN REAL DIRECTA	70.500
Formación bruta de capital fijo	70.500
Maquinaria, equipos y otros bienes muebles	70.500
TOTAL GASTOS	**97.538.766**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118713	Programas nacionales de formación	Matrícula			19.004		34.984.772			34.984.772
118714	Formación en carreras	Matrícula			82		4.075.216			4.075.216
118751	Formación de postgrado o estudios avanzados	Matrícula			280		15.304			15.304
118761	Investigación, innovación y gestión del conocimiento	Proyecto			18		38.600			38.600
118771	Sistemas de recursos para la formación e intercambio académico	Usuario	61.680	41.120	102.800		3.016.079			3.016.079
118775	Sistemas de apoyo al desarrollo estudiantil	Servicio			152.145		10.466.956			10.466.956
118817	Intercambio y gestión del conocimiento con la sociedad	Comunidad			6		262.739			262.739
118822	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			469.512		9.794.995			9.794.995
118824	Territorialización y municipalización de la educación universitaria	Plan			3		18.440			18.440
	TOTAL						62.673.101			62.673.101

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		17.357.427			17.357.427
02	Gestión administrativa	80.000	2.160.434			2.240.434
03	Previsión y protección social		15.267.804			15.267.804
	TOTAL	**80.000**	**34.785.665**			**34.865.665**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**131**	**117**		**248**	**8.294.606**		**8.294.606**
Alto Nivel y de Dirección		1		1	48.180		48.180
Profesional y Técnico	57	21		78	2.247.828		2.247.828
Personal Docente	22	25		47	2.971.752		2.971.752
Obrero	52	70		122	3.026.846		3.026.846
Personal Fijo a Tiempo Parcial	**1**	**3**		**4**	**63.564**		**63.564**
Personal Médico	1	3		4	63.564		63.564
Personal Contratado	**228**	**245**		**473**	**12.854.382**		**12.854.382**
Profesional y Técnico	36	17		53	1.338.342		1.338.342
Personal Administrativo	3	2		5	122.880		122.880
Personal Docente	189	226		415	11.393.160		11.393.160
TOTAL	**360**	**365**		**725**	**21.212.552**		**21.212.552**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**8**	**9**	**17**	**913.998**
Obreros	5		5	206.936
Empleados	2	4	6	286.558
Docentes	1	5	6	420.504
Jubilados	**101**	**39**	**140**	**14.353.806**
Obreros	14	13	27	1.985.228
Empleados	36	4	40	3.325.783
Docentes	51	22	73	9.042.795
TOTAL	**109**	**48**	**157**	**15.267.804**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	70.576.253
4.02	Materiales, suministros y mercancías	214.143
4.03	Servicios no personales	8.396.359
4.04	Activos reales	70.500
4.07	Transferencias y donaciones	18.281.511
	TOTAL	**97.538.766**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**97.538.766**
INGRESOS CORRIENTES ORDINARIOS	97.538.766
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	30.000
Venta de otros bienes y servicios	30.000
INGRESOS DE LA PROPIEDAD	50.000
Intereses	50.000
Intereses internos	50.000
Intereses por depósitos	50.000
TRANSFERENCIAS CORRIENTES	97.458.766
Transferencias corrientes del sector público	97.458.766
Transferencias corrientes internas recibidas del sector público	97.458.766
De la República	97.458.766
Recursos Ordinarios	79.547.564
Gestión Fiscal	17.911.202
1.2 GASTOS CORRIENTES	**97.468.266**
GASTOS DE CONSUMO	79.186.755
Remuneraciones	70.576.253
Sueldos, salarios y otras retribuciones	31.512.864
Beneficios y complementos de sueldos y salarios	14.951.217
Aportes patronales	4.049.190
Prestaciones sociales y otras indemnizaciones	9.611.266
Asistencia socioeconómica	8.712.166
Otros gastos de personal	1.739.550
Compra de bienes y servicios	8.610.502
Bienes de consumo	214.143
Servicios no personales	8.396.359
TRANSFERENCIAS Y DONACIONES CORRIENTES	18.281.511
Al sector privado	17.550.570
Transferencias corrientes al sector privado	17.550.570
Directas a personas	17.550.570
Pensiones y otros beneficios asociados	913.998
Jubilaciones y otros beneficios asociados	14.353.806

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Otras transferencias directas a personas	2.282.766
Al sector público	730.941
Transferencias corrientes al sector público	730.941
A los entes descentralizados sin fines empresariales para sus gastos	730.941
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**70.500**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**70.500**
RECURSOS PROPIOS DE CAPITAL	70.500
Ahorro en cuenta corriente	70.500
2.2 GASTOS DE CAPITAL	**70.500**
INVERSIÓN REAL DIRECTA	70.500
Formación bruta de capital fijo	70.500
Maquinaria, equipos y otros bienes muebles	70.500
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0258

Universidad Politécnica Territorial del Estado Mérida "Kléber Ramírez"

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO MÉRIDA "KLÉBER RAMÍREZ"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Politécnica Territorial del Estado Mérida "Kléber Ramírez", es una institución educativa integrada a la sociedad y fundamentada en los más sólidos principios de ética, justicia, libertad, equidad, calidad, eficiencia, excelencia y con pertinencia social, cuyo propósito es la búsqueda del saber y la verdad, mediante la creación, transmisión y aplicación del conocimiento como el valor social que genera competencia para la creatividad e innovación, a través de una adecuada relación con el sector productivo, con las comunidades, organismos públicos y el resto del sector educativo, para la elaboración oportuna de alternativas viables a los problemas de la región y el país.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**102.815.297**
INGRESOS CORRIENTES ORDINARIOS	102.815.297
TRANSFERENCIAS CORRIENTES	102.815.297
Transferencias corrientes del sector público	102.815.297
Transferencias corrientes internas recibidas del sector público	102.815.297
De la República	102.815.297
TOTAL RECURSOS	**102.815.297**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**102.312.297**
GASTOS DE CONSUMO	84.297.087
Remuneraciones	76.665.845
Sueldos, salarios y otras retribuciones	23.835.706
Beneficios y complementos de sueldos y salarios	26.894.488
Aportes patronales	6.721.400
Prestaciones sociales y otras indemnizaciones	10.320.055
Asistencia socioeconómica	5.781.796
Otros gastos de personal	3.112.400
Compra de bienes y servicios	7.631.242
Bienes de consumo	857.100
Servicios no personales	6.774.142
TRANSFERENCIAS Y DONACIONES CORRIENTES	18.015.210
Al sector privado	17.244.095
Transferencias corrientes al sector privado	16.974.095
Directas a personas	16.884.035
Pensiones y otros beneficios asociados	714.901
Jubilaciones y otros beneficios asociados	14.263.534
Otras transferencias directas a personas	1.905.600
A instituciones sin fines de lucro	90.060
Donaciones corrientes al sector privado	270.000
Donaciones a personas	270.000
Al sector público	771.115
Transferencias corrientes al sector público	771.115
A los entes descentralizados sin fines empresariales para sus gastos	771.115
GASTOS DE CAPITAL	**503.000**
INVERSIÓN REAL DIRECTA	503.000
Formación bruta de capital fijo	503.000
Maquinaria, equipos y otros bienes muebles	503.000
TOTAL GASTOS	**102.815.297**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2013
118683	Programas nacionales de formación	Matricula			4.000		28.385.401			28.385.401
118700	Formación en carreras	Matricula			4.500		9.668.636			9.668.636
118715	Formación de postgrado o estudios avanzados	Matricula			3.000		45.000			45.000
118726	Investigación, innovación y gestión del conocimiento	Investigación			100		40.000			40.000
118731	Sistema de recursos para la formación e intercambio Académico	Usuario	35.140	15.060	50.200		280.000			280.000
118742	Sistemas de apoyo al desarrollo estudiantil	Servicio			8.650		6.742.515			6.742.515
118782	Intercambio y gestión del conocimiento con la sociedad	Comunidad			120		275.000			275.000
118816	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			10.000		15.060.287			15.060.287
118835	Territorializacón y municipalización de la educación universitaria	Plan			34		601.895			601.895
	TOTAL						61.098.734			61.098.734

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		22.949.428			22.949.428
02	Gestión administrativa		3.748.700			3.748.700
03	Previsión y protección social		15.018.435			15.018.435
	TOTAL		41.716.563			41.716.563

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**215**	**206**		**421**	**14.968.394**	**37.224**	**15.005.618**
Directivo		1		1	70.968		70.968
Profesional y Técnico	36	29		65	1.710.060	16.200	1.726.260
Personal Administrativo	67	9		76	1.867.776	21.024	1.888.800
Personal Docente	64	72		136	7.785.878		7.785.878
Obrero	48	95		143	3.533.712		3.533.712
Personal Fijo a Tiempo Parcial	**3**	**9**		**12**	**199.488**		**199.488**
Personal Docente	3	9		12	199.488		199.488
Personal Contratado	**171**	**145**		**316**	**8.355.024**		**8.355.024**
Profesional y Técnico	4			4	111.396		111.396
Personal Administrativo	36	9		45	1.105.920		1.105.920
Personal Docente	130	130		260	6.962.292		6.962.292
Obrero	1	6		7	175.416		175.416
TOTAL	**389**	**360**		**749**	**23.522.906**	**37.224**	**23.560.130**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**7**	**3**	**10**	**714.901**
Empleados	2	1	3	217.487
Docentes	5	2	7	497.414
Jubilados	**55**	**81**	**136**	**14.263.534**
Obreros	3	19	22	1.319.640
Empleados	29	7	36	2.953.788
Docentes	23	55	78	9.990.106
TOTAL	**62**	**84**	**146**	**14.978.435**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	76.665.845
4.02	Materiales, suministros y mercancías	857.100
4.03	Servicios no personales	6.774.142
4.04	Activos reales	503.000
4.07	Transferencias y donaciones	18.015.210
	TOTAL	**102.815.297**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**102.815.297**
INGRESOS CORRIENTES ORDINARIOS	102.815.297
TRANSFERENCIAS CORRIENTES	102.815.297
Transferencias corrientes del sector público	102.815.297
Transferencias corrientes internas recibidas del sector público	102.815.297
De la República	102.815.297
Recursos Ordinarios	84.057.531
Gestión Fiscal	18.757.766
1.2 GASTOS CORRIENTES	**102.312.297**
GASTOS DE CONSUMO	84.297.087
Remuneraciones	76.665.845
Sueldos, salarios y otras retribuciones	23.835.706
Beneficios y complementos de sueldos y salarios	26.894.488
Aportes patronales	6.721.400
Prestaciones sociales y otras indemnizaciones	10.320.055
Asistencia socioeconómica	5.781.796
Otros gastos de personal	3.112.400
Compra de bienes y servicios	7.631.242
Bienes de consumo	857.100
Servicios no personales	6.774.142
TRANSFERENCIAS Y DONACIONES CORRIENTES	18.015.210
Al sector privado	17.244.095
Transferencias corrientes al sector privado	16.974.095
Directas a personas	16.884.035
Pensiones y otros beneficios asociados	714.901
Jubilaciones y otros beneficios asociados	14.263.534
Otras transferencias directas a personas	1.905.600
A instituciones sin fines de lucro	90.060
Donaciones corrientes al sector privado	270.000
Donaciones a personas	270.000
Al sector público	771.115
Transferencias corrientes al sector público	771.115

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
A los entes descentralizados sin fines empresariales para sus gastos	771.115
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**503.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**503.000**
RECURSOS PROPIOS DE CAPITAL	503.000
Ahorro en cuenta corriente	503.000
2.2 GASTOS DE CAPITAL	**503.000**
INVERSIÓN REAL DIRECTA	503.000
Formación bruta de capital fijo	503.000
Maquinaria, equipos y otros bienes muebles	503.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0259

Universidad Politécnica Territorial del Oeste de Sucre "Clodosbaldo Russián"

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL OESTE DE SUCRE "CLODOSBALDO RUSSIÁN"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Politécnica Territorial del Oeste de Sucre "Clodosbaldo Russian", persigue ser una universidad de excelencia en la generación de conocimientos producto de la gestión/actividad de investigación y de extensión, en estrecha correspondencia con la sociedad del conocimiento y la cultura de la ciencia que existe en el siglo XXI, destina los recursos presupuestarios hacia el fortalecimiento institucional en el mercado ocupacional, dando cumplimiento a las diferentes normativas legales en la formación de profesional a corto/mediano plazo, con un nivel de conciencia que le permita asumir sus responsabilidades en una sociedad de iguales.

La creación y funcionamiento de la Misión Alma Mater, exige a las instituciones de Educación Universitaria, un reajuste académico administrativo, con la finalidad de proporcionar la base necesaria de una Educación Socialista. La Suprema felicidad social orienta las acciones a una transformación de la realidad educativa tales como: adecuar el sistema educativo al modelo productivo socialista, fortalecer e incentivar la investigación en el proceso educativo, desarrollar la educación intercultural bilingüe, garantizar el acceso al conocimiento para universalizar la educación universitaria con pertinencia social.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**148.016.444**
INGRESOS CORRIENTES ORDINARIOS	60.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	30.000
Venta de otros bienes y servicios	30.000
INGRESOS DE LA PROPIEDAD	30.000
Intereses	30.000
Intereses internos	30.000
Intereses por depósitos	30.000
INGRESOS CORRIENTES EXTRAORDINARIOS	147.956.444
TRANSFERENCIAS Y DONACIONES CORRIENTES	147.956.444
Donaciones corrientes internas recibidas del sector público	147.956.444
De la República	147.956.444
TOTAL RECURSOS	**148.016.444**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**146.026.514**
GASTOS DE CONSUMO	115.170.597
Remuneraciones	96.498.706
Sueldos, salarios y otras retribuciones	38.814.167
Beneficios y complementos de sueldos y salarios	32.133.930
Aportes patronales	5.039.430
Prestaciones sociales y otras indemnizaciones	7.447.862
Asistencia socioeconómica	13.063.317
Compra de bienes y servicios	18.671.891
Bienes de consumo	10.568.963
Servicios no personales	8.102.928
TRANSFERENCIAS Y DONACIONES CORRIENTES	30.855.917
Al sector privado	30.855.917
Transferencias corrientes al sector privado	30.855.917
Directas a personas	30.855.917
Pensiones y otros beneficios asociados	1.611.073
Jubilaciones y otros beneficios asociados	23.739.183
Otras transferencias directas a personas	5.505.661
GASTOS DE CAPITAL	**1.989.930**
INVERSIÓN REAL DIRECTA	1.989.930
Formación bruta de capital fijo	1.989.930
Maquinaria, equipos y otros bienes muebles	1.989.930
TOTAL GASTOS	**148.016.444**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118657	Programas Nacionales de Formación	Matricula			7.459		32.565.485			32.565.485
118658	Investigación, Innovación y Gestión del Conocimiento.	Proyecto			100		1.998.066			1.998.066
118659	Formación de Postgrado o Estudios Avanzados.	Matricula			658		300.000			300.000
118660	Formación en Carreras	Matricula			1.008		13.255.958			13.255.958
118661	Sistema de recursos para la formación e Intercambio Académico.	Usuario			18.514		1.000.000			1.000.000
118662	Sistema de Apoyo al Desarrollo Estudiantil	Servicio			746.965		12.932.729			12.932.729
118663	Mantenimiento de Infraestructura Fisica	Metro Cuadrado			25.075		30.757.324			30.757.324
118670	Territorialización y Municipalización de la Educación Universitaria.	Plan			130		50.403			50.403
118673	Intercambio y Gestión del Conocimiento con la Sociedad	Evento			943		200.921			200.921
	TOTAL						93.060.886			93.060.886

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		24.497.540			24.497.540
02	Gestión administrativa	60.000	5.047.762			5.107.762
03	Previsión y protección social		25.350.256			25.350.256
	TOTAL	**60.000**	**54.895.558**			**54.955.558**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**221**	**147**		**368**	**12.222.363**	**86.460**	**12.308.823**
Alto Nivel y de Dirección		1		1	48.100		48.100
Directivo	17	17		34	1.412.868		1.412.868
Profesional y Técnico	10	3		13	397.833		397.833
Personal Administrativo	10	1		11	215.568	86.460	302.028
Personal Docente	44	54		98	4.598.981		4.598.981
Obrero	140	71		211	5.549.013		5.549.013
Personal Fijo a Tiempo Parcial	**2**			**2**	**25.236**	**1.752**	**26.988**
Profesional y Técnico	2			2	25.236	1.752	26.988
Personal Contratado	**306**	**301**		**607**	**16.677.481**		**16.677.481**
Profesional y Técnico	77	40		117	2.830.164		2.830.164
Personal Administrativo	46	26		72	1.321.296		1.321.296
Personal Docente	163	209		372	11.444.930		11.444.930
Obrero	20	26		46	1.081.091		1.081.091
TOTAL	**529**	**448**		**977**	**28.925.080**	**88.212**	**29.013.292**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**18**	**12**	**30**	**1.611.073**
Obreros	4	5	9	440.767
Empleados	1	2	3	426.166
Docentes	13	5	18	744.140
Jubilados	**102**	**138**	**240**	**23.739.183**
Obreros	17	35	52	3.866.804
Empleados	46	23	69	5.165.151
Docentes	39	80	119	14.707.228
TOTAL	**120**	**150**	**270**	**25.350.256**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	96.498.706
4.02	Materiales, suministros y mercancías	10.568.963
4.03	Servicios no personales	8.102.928
4.04	Activos reales	1.989.930
4.07	Transferencias y donaciones	30.855.917
	TOTAL	**148.016.444**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**148.016.444**
INGRESOS CORRIENTES ORDINARIOS	60.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	30.000
Venta de otros bienes y servicios	30.000
INGRESOS DE LA PROPIEDAD	30.000
Intereses	30.000
Intereses internos	30.000
Intereses por depósitos	30.000
INGRESOS CORRIENTES EXTRAORDINARIOS	147.956.444
TRANSFERENCIAS Y DONACIONES CORRIENTES	147.956.444
Donaciones corrientes internas recibidas del sector público	147.956.444
De la República	147.956.444
Recursos Ordinarios	120.710.220
Gestión Fiscal	27.246.224
1.2 GASTOS CORRIENTES	**146.026.514**
GASTOS DE CONSUMO	115.170.597
Remuneraciones	96.498.706
Sueldos, salarios y otras retribuciones	38.814.167
Beneficios y complementos de sueldos y salarios	32.133.930
Aportes patronales	5.039.430
Prestaciones sociales y otras indemnizaciones	7.447.862
Asistencia socioeconómica	13.063.317
Compra de bienes y servicios	18.671.891
Bienes de consumo	10.568.963
Servicios no personales	8.102.928
TRANSFERENCIAS Y DONACIONES CORRIENTES	30.855.917
Al sector privado	30.855.917
Transferencias corrientes al sector privado	30.855.917
Directas a personas	30.855.917
Pensiones y otros beneficios asociados	1.611.073

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Jubilaciones y otros beneficios asociados	23.739.183
Otras transferencias directas a personas	5.505.661
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.989.930**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.989.930**
RECURSOS PROPIOS DE CAPITAL	1.989.930
Ahorro en cuenta corriente	1.989.930
2.2 GASTOS DE CAPITAL	**1.989.930**
INVERSIÓN REAL DIRECTA	1.989.930
Formación bruta de capital fijo	1.989.930
Maquinaria, equipos y otros bienes muebles	1.989.930
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0260

Universidad Politécnica Territorial de Paria "Luis Mariano Rivera"

UNIVERSIDAD POLITÉCNICA TERRITORIAL DE PARIA "LUIS MARIANO RIVERA"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Politécnica Territorial de Paria "Luís Mariano Rivera", es una institución educativa integrada a la sociedad y fundamentada en los más sólidos principios de ética, justicia, libertad, equidad, calidad, eficiencia, excelencia y con pertinencia social, cuyo propósito es la búsqueda del saber y la verdad, mediante la creación, transmisión y aplicación del conocimiento como el valor social que genera competencia para la creatividad e innovación, a través de una adecuada relación con el sector productivo, con las comunidades, organismos públicos y el resto del sector educativo, para la elaboración oportuna de alternativas viables a los problemas de la región y el país.

La Universidad se proyectará como una Institución moderna y de vanguardia, reconocida por su excelencia académica y compromiso social, en la generación de los conocimientos científico competitivo, transferible a través de la formación integral de profesionales capacitados para interactuar con independencia y con capacidad de llevar adelante los cambios que el país necesita, que contribuyan a elevar la calidad de vida del ser humano.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**144.795.940**
INGRESOS CORRIENTES ORDINARIOS	144.795.940
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	250.000
Venta de otros bienes y servicios	250.000
INGRESOS DE LA PROPIEDAD	50.000
Intereses	50.000
Intereses internos	50.000
Intereses por depósitos	50.000
TRANSFERENCIAS CORRIENTES	144.495.940
Transferencias corrientes del sector público	144.495.940
Transferencias corrientes internas recibidas del sector público	144.495.940
De la República	144.495.940
TOTAL RECURSOS	**144.795.940**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**142.591.940**
GASTOS DE CONSUMO	109.892.193
Remuneraciones	94.883.839
Sueldos, salarios y otras retribuciones	37.070.420
Beneficios y complementos de sueldos y salarios	25.677.063
Aportes patronales	3.905.033
Prestaciones sociales y otras indemnizaciones	7.736.038
Asistencia socioeconómica	14.740.285
Otros gastos de personal	5.755.000
Compra de bienes y servicios	15.008.354
Bienes de consumo	10.803.204
Servicios no personales	4.205.150
TRANSFERENCIAS Y DONACIONES CORRIENTES	32.699.747
Al sector privado	32.699.747
Transferencias corrientes al sector privado	32.699.747
Directas a personas	32.699.747
Pensiones y otros beneficios asociados	3.061.413
Jubilaciones y otros beneficios asociados	23.110.214
Otras transferencias directas a personas	6.528.120
GASTOS DE CAPITAL	**2.204.000**
INVERSIÓN REAL DIRECTA	2.204.000
Formación bruta de capital fijo	2.204.000
Construcciones de bienes de dominio privado	2.204.000
TOTAL GASTOS	**144.795.940**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118667	Programas nacionales de formación.	Matricula			16.135		26.538.474			26.538.474
118672	Formación en carreras.	Matricula			2.821		19.647.396			19.647.396
118674	Formación de postgrado o estudios avanzados.	Matricula			262		422.121			422.121
118678	Investigación, innovación y gestión del conocimiento.	Investigación			24	200.000				200.000
118719	Sistema de recursos para la formación e intercambio académico.	Usuario	8.459	10.497	18.956	50.000	1.237.204			1.287.204
118729	Sistemas de apoyo al desarrollo estudiantil.	Servicio			18.956		19.969.148			19.969.148
118875	Intercambio y gestión del cocimiento con la sociedad	Evento			120		560.160			560.160
118922	Desarrollo y mantenimiento de la infraestructura física.	Metro Cuadrado			15.000		10.233.964			10.233.964
118980	Territorialización y municipalización de la educación universitaria.	Plan			14		2.149.028			2.149.028
	TOTAL					250.000	80.757.495			81.007.495

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		33.678.524			33.678.524
02	Gestión administrativa	50.000	3.888.294			3.938.294
03	Previsión y protección social		26.171.627			26.171.627
	TOTAL	50.000	63.738.445			63.788.445

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**197**	**237**		**434**	**14.370.493**	**12.000**	**14.382.493**
Alto Nivel y de Dirección		1		1	106.892		106.892
Directivo	6	7		13	1.389.596		1.389.596
Profesional y Técnico	40	20		60	2.166.593	7.742	2.174.335
Personal Administrativo	29	4		33	1.191.626	4.258	1.195.884
Personal Docente	44	73		117	4.224.855		4.224.855
Personal Médico		2		2	72.220		72.220
Obrero	78	130		208	5.218.711		5.218.711
Personal Contratado	**244**	**217**		**461**	**12.653.897**		**12.653.897**
Directivo	5	7		12	331.876		331.876
Profesional y Técnico	29	22		51	1.410.473		1.410.473
Personal Administrativo	40	24		64	1.770.006		1.770.006
Personal Docente	160	142		302	8.352.215		8.352.215
Personal Médico	1			1	27.657		27.657
Obrero	9	22		31	761.670		761.670
TOTAL	**441**	**454**		**895**	**27.024.390**	**12.000**	**27.036.390**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**23**	**4**	**27**	**3.061.413**
Obreros	9		9	1.020.471
Empleados	1		1	113.386
Docentes	13	4	17	1.927.556
Jubilados	**95**	**131**	**226**	**23.110.214**
Obreros	26	48	74	7.567.061
Empleados	41	5	46	4.703.849
Docentes	28	78	106	10.839.304
TOTAL	**118**	**135**	**253**	**26.171.627**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	94.883.839
4.02	Materiales, suministros y mercancías	10.803.204
4.03	Servicios no personales	4.205.150
4.04	Activos reales	2.204.000
4.07	Transferencias y donaciones	32.699.747
	TOTAL	**144.795.940**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**144.795.940**
INGRESOS CORRIENTES ORDINARIOS	144.795.940
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	250.000
Venta de otros bienes y servicios	250.000
INGRESOS DE LA PROPIEDAD	50.000
Intereses	50.000
Intereses internos	50.000
Intereses por depósitos	50.000
TRANSFERENCIAS CORRIENTES	144.495.940
Transferencias corrientes del sector público	144.495.940
Transferencias corrientes internas recibidas del sector público	144.495.940
De la República	144.495.940
Recursos Ordinarios	118.049.003
Gestión Fiscal	26.446.937
1.2 GASTOS CORRIENTES	**142.591.940**
GASTOS DE CONSUMO	109.892.193
Remuneraciones	94.883.839
Sueldos, salarios y otras retribuciones	37.070.420
Beneficios y complementos de sueldos y salarios	25.677.063
Aportes patronales	3.905.033
Prestaciones sociales y otras indemnizaciones	7.736.038
Asistencia socioeconómica	14.740.285
Otros gastos de personal	5.755.000
Compra de bienes y servicios	15.008.354
Bienes de consumo	10.803.204
Servicios no personales	4.205.150
TRANSFERENCIAS Y DONACIONES CORRIENTES	32.699.747
Al sector privado	32.699.747
Transferencias corrientes al sector privado	32.699.747
Directas a personas	32.699.747
Pensiones y otros beneficios asociados	3.061.413

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Jubilaciones y otros beneficios asociados	23.110.214
Otras transferencias directas a personas	6.528.120
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.204.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.204.000**
RECURSOS PROPIOS DE CAPITAL	2.204.000
Ahorro en cuenta corriente	2.204.000
2.2 GASTOS DE CAPITAL	**2.204.000**
INVERSIÓN REAL DIRECTA	2.204.000
Formación bruta de capital fijo	2.204.000
Construcciones de bienes de dominio privado	2.204.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0272

Universidad Politécnica Territorial del Norte de Monagas "Ludovico Silva"

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL NORTE DE MONAGAS "LUDOVICO SILVA"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Politécnica Territorial del Norte de Monagas "Ludovico Silva" tiene como encargo social contribuir activamente al desarrollo endógeno integral y sustentable en su área de influencia territorial, con la participación activa y permanente del Poder Popular, abarcando múltiples campos de estudio, bajo enfoques Inter y transdisciplinario, para abordar los problemas y retos de su contexto territorial, de acuerdo con las necesidades del pueblo, a partir de las realidades geohistóricas, culturales, sociales y productivas, ayudando a conformar una nueva geopolítica nacional.

Sus objetivos estratégicos, los siguientes:

- Desarrollar una formación integral de alto nivel, en estrecha relación con las comunidades, vinculada a las necesidades, potencialidades, retos y proyectos del contexto territorial, a través de los valores de igualdad, justicia, libertad, solidaridad, cooperación, en la lucha por la erradicación de todas las formas de opresión, explotación, dominación y discriminación.

- Garantizar la universalización del derecho a una educación universitaria de calidad en todo el territorio, mediante la articulación con la Misión Sucre y otras instituciones universitarias, bajo los principios de cooperación, solidaridad y complementariedad.

- Dinamizar el desarrollo endógeno integral y sustentable en su área de influencia, como eje puntal para la transformación social y productiva del territorio, mediante la formación integral, la interacción, el intercambio y el aprendizaje en un proceso enriquecedor permanente con los saberes del pueblo, ayudando a la conformación de la nueva geopolítica nacional, el fortalecimiento de la conciencia colectiva y el Poder Popular.

- Contribuir activamente a la soberanía tecnológica de la Nación, a través del estudio, la investigación y el trabajo creador en múltiples campos de estudio, enfocados en el abordaje de los problemas en su contexto territorial, de acuerdo con las necesidades del pueblo.

- Fortalecer la participación popular en la dirección de la vida social, las capacidades productivas en manos del pueblo y la gestión directa de la producción y distribución de bienes y servicios por parte de las y los trabajadores, bajo criterios de sustentabilidad social y ambiental.

- Abordar los problemas éticos, culturales, sociales, políticos, socio-productivos y ambientales en su territorio, con perspectiva nacional y de integración latinoamericana y caribeña.

- Desarrollar una gestión institucional participativa y transparente al servicio del pueblo venezolano, promoviendo el protagonismo popular en la vida universitaria y la presencia activa de la universidad en las comunidades.

- Contribuir activamente a la conformación de un Subsistema de Educación Universitaria y al trabajo integrado y solidario con instituciones universitarias de América Latina, el Caribe y demás pueblos del Sur.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**72.122.861**
INGRESOS CORRIENTES ORDINARIOS	72.122.861
TRANSFERENCIAS CORRIENTES	72.122.861
Transferencias corrientes del sector público	72.122.861
Transferencias corrientes internas recibidas del sector público	72.122.861
De la República	72.122.861
TOTAL RECURSOS	**72.122.861**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**71.545.369**
GASTOS DE CONSUMO	63.267.456
Remuneraciones	53.588.764
Sueldos, salarios y otras retribuciones	18.051.631
Beneficios y complementos de sueldos y salarios	19.676.984
Aportes patronales	2.634.102
Prestaciones sociales y otras indemnizaciones	4.544.250
Asistencia socioeconómica	7.481.797
Otros gastos de personal	1.200.000
Compra de bienes y servicios	9.678.692
Bienes de consumo	2.288.848
Servicios no personales	7.389.844
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.277.913
Al sector privado	7.736.992
Transferencias corrientes al sector privado	7.736.992
Directas a personas	7.736.992
Pensiones y otros beneficios asociados	1.200.741
Jubilaciones y otros beneficios asociados	4.360.251
Otras transferencias directas a personas	2.176.000
Al sector público	540.921
Transferencias corrientes al sector público	540.921
A los entes descentralizados sin fines empresariales para sus gastos	540.921
GASTOS DE CAPITAL	**577.492**
INVERSIÓN REAL DIRECTA	577.492
Formación bruta de capital fijo	577.492
Maquinaria, equipos y otros bienes muebles	577.492
TOTAL GASTOS	**72.122.861**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119652	Programas Nacionales de Formación	Matrícula			2.631		19.974.363			19.974.363
119653	Formación en Carreras	Matrícula			2.631		6.036.073			6.036.073
119654	Formación de Postgrado o Estudios Avanzados	Matrícula			339		338.468			338.468
119655	Investigación, Innovación y Gestión del Conocimiento	Investigación			343		409.840			409.840
119656	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	5.303	6.119	11.422		437.028			437.028
119657	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio			10.473		8.224.881			8.224.881
119658	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			1.055		630.048			630.048
119659	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			2.500		12.185.442			12.185.442
119660	Territorialización y Municipalización de la Educación Universitaria.	Plan			6.200		1.202.424			1.202.424
	TOTAL						**49.438.567**			**49.438.567**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		15.734.646			15.734.646
02	Gestión administrativa		1.288.656			1.288.656
03	Previsión y protección social		5.660.992			5.660.992
	TOTAL		**22.684.294**			**22.684.294**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**143**	**156**		**299**	**9.072.599**		**9.072.599**
Alto Nivel y de Dirección		1		1	58.008		58.008
Directivo	1	1		2	128.976		128.976
Profesional y Técnico	40	27		67	1.732.389		1.732.389
Personal Administrativo	40	4		44	1.081.087		1.081.087
Personal Docente	40	52		92	4.313.028		4.313.028
Obrero	22	71		93	1.759.111		1.759.111
Personal Contratado	**83**	**85**		**168**	**4.573.804**		**4.573.804**
Profesional y Técnico	15	12		27	884.199		884.199
Personal Administrativo	9	8		17	417.693		417.693
Personal Docente	58	52		110	2.927.848		2.927.848
Obrero	1	13		14	344.064		344.064
TOTAL	**226**	**241**		**467**	**13.646.403**		**13.646.403**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**2**	**12**	**14**	**1.200.741**
Obreros		2	2	82.999
Docentes	2	10	12	1.117.742
Jubilados	**22**	**31**	**53**	**4.360.251**
Obreros	2	3	5	183.730
Empleados	8	3	11	390.354
Docentes	12	25	37	3.786.167
TOTAL	**24**	**43**	**67**	**5.560.992**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	53.588.764
4.02	Materiales, suministros y mercancías	2.288.848
4.03	Servicios no personales	7.389.844
4.04	Activos reales	577.492
4.07	Transferencias y donaciones	8.277.913
	TOTAL	**72.122.861**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**72.122.861**
INGRESOS CORRIENTES ORDINARIOS	72.122.861
TRANSFERENCIAS CORRIENTES	72.122.861
Transferencias corrientes del sector público	72.122.861
Transferencias corrientes internas recibidas del sector público	72.122.861
De la República	72.122.861
Recursos Ordinarios	58.830.890
Gestión Fiscal	13.291.971
1.2 GASTOS CORRIENTES	**71.545.369**
GASTOS DE CONSUMO	63.267.456
Remuneraciones	53.588.764
Sueldos, salarios y otras retribuciones	18.051.631
Beneficios y complementos de sueldos y salarios	19.676.984
Aportes patronales	2.634.102
Prestaciones sociales y otras indemnizaciones	4.544.250
Asistencia socioeconómica	7.481.797
Otros gastos de personal	1.200.000
Compra de bienes y servicios	9.678.692
Bienes de consumo	2.288.848
Servicios no personales	7.389.844
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.277.913
Al sector privado	7.736.992
Transferencias corrientes al sector privado	7.736.992
Directas a personas	7.736.992
Pensiones y otros beneficios asociados	1.200.741
Jubilaciones y otros beneficios asociados	4.360.251
Otras transferencias directas a personas	2.176.000
Al sector público	540.921
Transferencias corrientes al sector público	540.921
A los entes descentralizados sin fines empresariales para sus gastos	540.921

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**577.492**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**577.492**
RECURSOS PROPIOS DE CAPITAL	577.492
Ahorro en cuenta corriente	577.492
2.2 GASTOS DE CAPITAL	**577.492**
INVERSIÓN REAL DIRECTA	577.492
Formación bruta de capital fijo	577.492
Maquinaria, equipos y otros bienes muebles	577.492
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0307

Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)

FUNDACIÓN PARA EL SERVICIO DE ASISTENCIA MÉDICA HOSPITALARIA PARA ESTUDIANTES DE EDUCACIÓN SUPERIOR (FAMES)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Servicio de Asistencia Médica Hospitalaria para los Estudiantes de Educación Superior (FAMES), es una Institución del Estado Venezolano que tiene como misión, contribuir con la creación, fortalecimiento y mantenimiento de una cultura que incorpore a la salud como la primera de nuestras libertades, aunado a un enfoque preventivo de las enfermedades en los Estudiantes Universitarios, en consonancia con las directrices políticas que, en el tema dicte el Estado.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**46.343.429**
INGRESOS CORRIENTES ORDINARIOS	46.343.429
TRANSFERENCIAS CORRIENTES	46.343.429
Transferencias corrientes del sector público	46.343.429
Transferencias corrientes internas recibidas del sector público	46.343.429
De la República	46.343.429
TOTAL RECURSOS	**46.343.429**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**42.939.053**
GASTOS DE CONSUMO	34.561.402
Remuneraciones	25.462.242
Sueldos, salarios y otras retribuciones	2.995.415
Beneficios y complementos de sueldos y salarios	12.966.612
Aportes patronales	1.011.158
Prestaciones sociales y otras indemnizaciones	1.904.167
Asistencia socioeconómica	6.584.890
Compra de bienes y servicios	9.099.160
Bienes de consumo	3.397.678
Servicios no personales	5.701.482
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.377.651
Al sector privado	7.275.389
Transferencias corrientes al sector privado	7.275.389
A empresas privadas	6.615.389
Otras transferencias corrientes internas al sector privado	660.000
Al sector público	1.102.262
Donaciones corrientes al sector público	1.102.262
A los entes descentralizados sin fines empresariales	1.102.262
GASTOS DE CAPITAL	**3.404.376**
INVERSIÓN REAL DIRECTA	3.404.376
Formación bruta de capital fijo	3.404.376
Edificios e instalaciones	1.395.600
Maquinaria, equipos y otros bienes muebles	1.903.636
Bienes preexistentes	105.140
TOTAL GASTOS	**46.343.429**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118319	Atención Médica Hospitalaria para los Estudiantes Universitarios del Sector Público a Nivel Nacional	Alumno	7.000	3.000	10.000		23.515.900			23.515.900
118671	Promoción de la salud de las y los estudiantes universitarios del sector público para la prevención de enfermedades.	Jornada			269		9.082.795			9.082.795
	TOTAL						32.598.695			32.598.695

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		10.236.162			10.236.162
02	Gestión administrativa		3.508.572			3.508.572
	TOTAL		13.744.734			13.744.734

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**53**	**29**		**82**	**2.583.180**	**1.693.465**	**4.276.645**
Alto Nivel y de Dirección		1		1	52.290	13.073	65.363
Directivo	12	5		17	604.591	419.151	1.023.742
Profesional y Técnico	33	17		50	1.535.634	1.064.624	2.600.258
Personal Administrativo	5	1		6	174.448	120.941	295.389
Obrero	3	5		8	216.217	75.676	291.893
Personal Fijo a Tiempo Parcial	**3**	**3**		**6**	**97.052**	**72.175**	**169.227**
Personal Médico	3	3		6	97.052	72.175	169.227
Personal Contratado		**1**		**1**	**50.500**		**50.500**
Profesional y Técnico		1		1	50.500		50.500
TOTAL	**56**	**33**		**89**	**2.730.732**	**1.765.640**	**4.496.372**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	25.462.242
4.02	Materiales, suministros y mercancías	3.397.678
4.03	Servicios no personales	5.701.482
4.04	Activos reales	3.404.376
4.07	Transferencias y donaciones	8.377.651
	TOTAL	**46.343.429**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**46.343.429**
INGRESOS CORRIENTES ORDINARIOS	46.343.429
TRANSFERENCIAS CORRIENTES	46.343.429
Transferencias corrientes del sector público	46.343.429
Transferencias corrientes internas recibidas del sector público	46.343.429
De la República	46.343.429
Recursos Ordinarios	46.343.429
1.2 GASTOS CORRIENTES	**42.939.053**
GASTOS DE CONSUMO	34.561.402
Remuneraciones	25.462.242
Sueldos, salarios y otras retribuciones	2.995.415
Beneficios y complementos de sueldos y salarios	12.966.612
Aportes patronales	1.011.158
Prestaciones sociales y otras indemnizaciones	1.904.167
Asistencia socioeconómica	6.584.890
Compra de bienes y servicios	9.099.160
Bienes de consumo	3.397.678
Servicios no personales	5.701.482
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.377.651
Al sector privado	7.275.389
Transferencias corrientes al sector privado	7.275.389
A empresas privadas	6.615.389
Otras transferencias corrientes internas al sector privado	660.000
Al sector público	1.102.262
Donaciones corrientes al sector público	1.102.262
A los entes descentralizados sin fines empresariales	1.102.262
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.404.376**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.404.376**
RECURSOS PROPIOS DE CAPITAL	3.404.376
Ahorro en cuenta corriente	3.404.376

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**3.404.376**
INVERSIÓN REAL DIRECTA	3.404.376
Formación bruta de capital fijo	3.404.376
Edificios e instalaciones	1.395.600
Maquinaria, equipos y otros bienes muebles	1.903.636
Bienes preexistentes	105.140
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0413

Fundación Poliedro de Caracas

FUNDACIÓN POLIEDRO DE CARACAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Poliedro de Caracas, cumpliendo con la filosofía y principio de participación y reestructuración social, se plantea para el ejercicio fiscal 2013, una estrategia de trabajo que permite organizar, producir, presentar y promover toda clase de eventos de carácter artístico, cultural y educativo, teniendo como premisa fundamental la participación activa de las comunidades en la ejecución de las actividades de la organización, que garantice el acceso de la cultura a la población venezolana.

Para la distribución de los créditos presupuestarios destinados al talento humano de la Fundación, se ha diseñado una estructura organizacional acorde con la gestión de inclusión, consecución de las metas y crecimiento de la organización dentro de un clima armónico que asegure la permanencia del mejor recurso humano.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**21.643.725**
INGRESOS CORRIENTES ORDINARIOS	21.643.725
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.000.000
Venta de otros bienes y servicios	2.000.000
TRANSFERENCIAS CORRIENTES	19.643.725
Transferencias corrientes del sector público	19.643.725
Transferencias corrientes internas recibidas del sector público	19.643.725
De la República	19.643.725
INGRESOS DE CAPITAL	**3.450.609**
RECURSOS PROPIOS DE CAPITAL	3.450.609
Incremento de la depreciación y amortización acumuladas	3.450.609
FUENTES DE FINANCIAMIENTO	**300.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	300.000
Disminución de otros activos financieros	300.000
Disminución de disponibilidades	300.000
Disminución de caja	30.000
Disminución de bancos	270.000
TOTAL RECURSOS	**25.394.334**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**22.909.334**
GASTOS DE CONSUMO	21.428.492
Remuneraciones	12.854.438
Sueldos, salarios y otras retribuciones	3.640.419
Beneficios y complementos de sueldos y salarios	5.173.769
Aportes patronales	565.250
Prestaciones sociales y otras indemnizaciones	850.000
Asistencia socioeconómica	2.625.000
Compra de bienes y servicios	3.669.500
Bienes de consumo	1.009.500
Servicios no personales	2.660.000
Impuestos indirectos	1.453.945
Depreciación y amortización	3.450.609
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.480.842
Al sector privado	280.842
Transferencias corrientes al sector privado	255.842
Directas a personas	255.842
Pensiones y otros beneficios asociados	35.000
Jubilaciones y otros beneficios asociados	170.842
Otras transferencias directas a personas	50.000
Donaciones corrientes al sector privado	25.000
Donaciones corrientes a Consejos Comunales	25.000
Al sector público	1.200.000
Transferencias corrientes al sector público	1.000.000
A los entes descentralizados sin fines empresariales para sus gastos	1.000.000
Donaciones corrientes al sector público	200.000
A los entes descentralizados sin fines empresariales	200.000
GASTOS DE CAPITAL	**2.185.000**
INVERSIÓN REAL DIRECTA	1.960.000
Formación bruta de capital fijo	1.960.000
Maquinaria, equipos y otros bienes muebles	1.160.000
Construcciones de bienes de dominio privado	800.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	225.000
Al sector privado	25.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Donaciones de capital al sector privado	25.000
A Consejos Comunales	25.000
Al sector público	200.000
Donaciones de capital al sector público	200.000
A los entes descentralizados sin fines empresariales	200.000
APLICACIONES FINANCIERAS	**300.000**
DISMINUCIÓN DE PASIVOS	300.000
Disminución de cuentas y efectos por pagar	170.000
Disminución de cuentas y efectos por pagar a corto plazo	170.000
Disminución de aportes patronales y retenciones laborales por pagar	40.000
Disminución de otros aportes patronales por pagar	30.000
Disminución de otras retenciones laborales por pagar	10.000
Disminución cuentas por pagar a proveedores a corto plazo	130.000
Disminución de otros pasivos	130.000
Disminución de provisiones y reservas técnicas	80.000
Disminución de provisiones	80.000
Disminución de provisiones para despidos	80.000
Disminución de otros pasivos a corto plazo	10.000
Disminución de otros pasivos a mediano y largo plazo	40.000
TOTAL GASTOS	**25.394.334**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118617	Consolidación de la Programación y Producción de Eventos	Evento			8		1.000.000			1.000.000
118622	Recuperación y Acondicionamiento de La Infraestructura Física	Reparación y Mantenimiento			6		1.500.000			1.500.000
118630	Núcleo Cultural Integral César Rengifo Para La Creación del Diálogo de Saberes	Encuentro			22	500.000	700.000			1.200.000
118646	Creación de Unidades Socio-Productivas	Unidad de Producción Socialista			4		600.000			600.000
	TOTAL					500.000	3.800.000			4.300.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		12.421.638			12.421.638
02	Gestión administrativa	5.250.609	3.216.245			8.466.854
03	Previsión y protección social		205.842			205.842
	TOTAL	5.250.609	15.843.725			21.094.334

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**26**	**23**	**3**	**52**	**2.391.314**	**35.000**	**2.426.314**
Alto Nivel y de Dirección	1			1	88.017		88.017
Directivo	6	5		11	764.284		764.284
Profesional y Técnico	6	10	1	17	625.582	15.000	640.582
Personal Administrativo	9		1	10	260.958	5.000	265.958
Obrero	4	8	1	13	652.473	15.000	667.473
Personal Contratado	**4**	**17**		**21**	**1.166.105**		**1.166.105**
Profesional y Técnico	3	1		4	460.000		460.000
Personal Administrativo	1	14		15	590.000		590.000
Obrero		2		2	116.105		116.105
TOTAL	**30**	**40**	**3**	**73**	**3.557.419**	**35.000**	**3.592.419**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1**		**1**	**35.000**
Empleados	1		1	35.000
Jubilados		**3**	**3**	**170.842**
Empleados		3	3	170.842
TOTAL	**1**	**3**	**4**	**205.842**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	12.854.438
4.02	Materiales, suministros y mercancías	1.009.500
4.03	Servicios no personales	4.113.945
4.04	Activos reales	1.960.000
4.07	Transferencias y donaciones	1.705.842
4.08	Otros gastos	3.450.609
4.11	Disminución de pasivos	300.000
	TOTAL	**25.394.334**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**21.643.725**
INGRESOS CORRIENTES ORDINARIOS	21.643.725
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.000.000
Venta de otros bienes y servicios	2.000.000
TRANSFERENCIAS CORRIENTES	19.643.725
Transferencias corrientes del sector público	19.643.725
Transferencias corrientes internas recibidas del sector público	19.643.725
De la República	19.643.725
Recursos Ordinarios	19.643.725
1.2 GASTOS CORRIENTES	**22.909.334**
GASTOS DE CONSUMO	21.428.492
Remuneraciones	12.854.438
Sueldos, salarios y otras retribuciones	3.640.419
Beneficios y complementos de sueldos y salarios	5.173.769
Aportes patronales	565.250
Prestaciones sociales y otras indemnizaciones	850.000
Asistencia socioeconómica	2.625.000
Compra de bienes y servicios	3.669.500
Bienes de consumo	1.009.500
Servicios no personales	2.660.000
Impuestos indirectos	1.453.945
Depreciación y amortización	3.450.609
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.480.842
Al sector privado	280.842
Transferencias corrientes al sector privado	255.842
Directas a personas	255.842
Pensiones y otros beneficios asociados	35.000
Jubilaciones y otros beneficios asociados	170.842
Otras transferencias directas a personas	50.000
Donaciones corrientes al sector privado	25.000
Donaciones corrientes a Consejos Comunales	25.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Al sector público	1.200.000
Transferencias corrientes al sector público	1.000.000
A los entes descentralizados sin fines empresariales para sus gastos	1.000.000
Donaciones corrientes al sector público	200.000
A los entes descentralizados sin fines empresariales	200.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.265.609)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.185.000**
RECURSOS PROPIOS DE CAPITAL	2.185.000
Desahorro en cuenta corriente	(1.265.609)
Incremento de la depreciación y amortización acumuladas	3.450.609
2.2 GASTOS DE CAPITAL	**2.185.000**
INVERSIÓN REAL DIRECTA	1.960.000
Formación bruta de capital fijo	1.960.000
Maquinaria, equipos y otros bienes muebles	1.160.000
Construcciones de bienes de dominio privado	800.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	225.000
Al sector privado	25.000
Donaciones de capital al sector privado	25.000
A Consejos Comunales	25.000
Al sector público	200.000
Donaciones de capital al sector público	200.000
A los entes descentralizados sin fines empresariales	200.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**300.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	300.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de otros activos financieros	300.000
Disminución de disponibilidades	300.000
Disminución de caja	30.000
Disminución de bancos	270.000
3.2 APLICACIONES FINANCIERAS	**300.000**
DISMINUCIÓN DE PASIVOS	300.000
Disminución de cuentas y efectos por pagar	170.000
Disminución de cuentas y efectos por pagar a corto plazo	170.000
Disminución de aportes patronales y retenciones laborales por pagar	40.000
Disminución de otros aportes patronales por pagar	30.000
Disminución de otras retenciones laborales por pagar	10.000
Disminución cuentas por pagar a proveedores a corto plazo	130.000
Disminución de otros pasivos	130.000
Disminución de provisiones y reservas técnicas	80.000
Disminución de provisiones	80.000
Disminución de provisiones para despidos	80.000
Disminución de otros pasivos a corto plazo	10.000
Disminución de otros pasivos a mediano y largo plazo	40.000

A0415

Fundación Misión Sucre

FUNDACIÓN MISIÓN SUCRE

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Los recursos de la Fundación Misión Sucre, durante el ejercicio económico 2013, están constituidos por los aportes del Ejecutivo Nacional, cuya estimación es de Bs. 1.016.924.550, conformados por Bs. 472.205.292 transferidos por el Ministerio del Poder Popular para la Educación Universitaria y Bs. 544.719.258 como aporte del Ministerio del Poder Popular del Despacho de la Presidencia y la reserva para la depreciación ubicada en Bs. 3.000.144.

Por su parte, el gasto para dicho período económico está dirigido a fortalecer la Misión Sucre, a los fines de dar respuesta al mandato constitucional que consagra el derecho al estudio, generar la construcción de una nueva ciudadanía (formación del nuevo republicano), fortalecer el movimiento social, propiciar mayor pertinencia social de los aprendizajes (articulados al plan de desarrollo nacional, estadal y municipal) y coadyuvar en la transformación del sistema de educación universitaria.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**1.016.924.550**
INGRESOS CORRIENTES ORDINARIOS	1.016.924.550
TRANSFERENCIAS CORRIENTES	1.016.924.550
Transferencias corrientes del sector público	1.016.924.550
Transferencias corrientes internas recibidas del sector público	1.016.924.550
De la República	1.016.924.550
INGRESOS DE CAPITAL	**3.000.144**
RECURSOS PROPIOS DE CAPITAL	3.000.144
Incremento de la depreciación y amortización acumuladas	3.000.144
TOTAL RECURSOS	**1.019.924.694**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**979.462.918**
GASTOS DE CONSUMO	300.022.288
Remuneraciones	112.754.986
Sueldos, salarios y otras retribuciones	18.611.964
Beneficios y complementos de sueldos y salarios	49.148.067
Aportes patronales	4.618.146
Prestaciones sociales y otras indemnizaciones	16.248.981
Asistencia socioeconómica	24.127.828
Compra de bienes y servicios	184.267.158
Bienes de consumo	62.827.691
Servicios no personales	121.439.467
Depreciación y amortización	3.000.144
TRANSFERENCIAS Y DONACIONES CORRIENTES	679.440.630
Al sector privado	679.440.630
Transferencias corrientes al sector privado	267.135.720
Directas a personas	267.135.720
Pensiones y otros beneficios asociados	45.720
Otras transferencias directas a personas	267.090.000
Donaciones corrientes al sector privado	412.304.910
Donaciones a personas	412.304.910
GASTOS DE CAPITAL	**40.461.776**
INVERSIÓN REAL DIRECTA	40.461.776
Formación bruta de capital fijo	40.461.776
Edificios e instalaciones	16.641.340
Maquinaria, equipos y otros bienes muebles	13.970.572
Construcciones de bienes de dominio privado	494.440
Construcciones de bienes de dominio público	9.355.424
TOTAL GASTOS	**1.019.924.694**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117741	Fortalecimiento de la formación socio politica de las Organizaciones del Poder Popular estudiantil de la Misión Sucre.	Organización			153		310.991.269			310.991.269
117742	Fortalecimiento de la educación universitaria municipalizada, en el contexto de la territorialización.	Institución			21		464.938.625			464.938.625
117743	Construcción de estructuras fisicas para incrementar la municipalización de la Educación Universitaria	Centro de Formación			5		37.864.521			37.864.521
117763	Conservación de los espacios educativos pertenecientes a la Fundación Misión Sucre	Centro de Formación			84		47.395.565			47.395.565
117913	Instalación, modernización y puesta en marcha de la plataforma tecnológica en los espacios educativos de la Misión Sucre.	Laboratorio			30		25.738.976			25.738.976
	TOTAL						886.928.956			886.928.956

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		55.594.023			55.594.023
02	Gestión administrativa	3.000.144	55.597.959			58.598.103
03	Previsión y protección social		45.720			45.720
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		18.757.892			18.757.892
	TOTAL	**3.000.144**	**129.995.594**			**132.995.738**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**145**	**117**	**25**	**287**	**8.953.164**		**8.953.164**
Alto Nivel y de Dirección		1		1	64.440		64.440
Directivo	23	17	7	47	2.337.420		2.337.420
Profesional y Técnico	81	32	14	127	3.667.416		3.667.416
Personal Administrativo	32	41	3	76	1.940.688		1.940.688
Obrero	9	26	1	36	943.200		943.200
Personal Contratado	**123**	**92**		**215**	**6.100.908**		**6.100.908**
Profesional y Técnico	21	58		79	2.729.148		2.729.148
Personal Administrativo	100	28		128	3.169.104		3.169.104
Obrero	2	6		8	202.656		202.656
TOTAL	**268**	**209**	**25**	**502**	**15.054.072**		**15.054.072**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados		**1**	**1**	**45.720**
Empleados		1	1	45.720
TOTAL		**1**	**1**	**45.720**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	112.754.986
4.02	Materiales, suministros y mercancías	62.827.691
4.03	Servicios no personales	121.439.467
4.04	Activos reales	40.461.776
4.07	Transferencias y donaciones	679.440.630
4.08	Otros gastos	3.000.144
	TOTAL	**1.019.924.694**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.016.924.550**
INGRESOS CORRIENTES ORDINARIOS	1.016.924.550
TRANSFERENCIAS CORRIENTES	1.016.924.550
Transferencias corrientes del sector público	1.016.924.550
Transferencias corrientes internas recibidas del sector público	1.016.924.550
De la República	1.016.924.550
Recursos Ordinarios	995.887.643
Gestión Fiscal	21.036.907
Aporte del Ministerio del Poder Popular para la Educación Universitaria	472.205.292
Recursos Ordinarios	451.168.385
Gestión Fiscal	21.036.907
Aporte del Ministerio del Poder Popular del Despacho de la Presidencia	544.719.258
Recursos Ordinarios	544.719.258
1.2 GASTOS CORRIENTES	**979.462.918**
GASTOS DE CONSUMO	300.022.288
Remuneraciones	112.754.986
Sueldos, salarios y otras retribuciones	18.611.964
Beneficios y complementos de sueldos y salarios	49.148.067
Aportes patronales	4.618.146
Prestaciones sociales y otras indemnizaciones	16.248.981
Asistencia socioeconómica	24.127.828
Compra de bienes y servicios	184.267.158
Bienes de consumo	62.827.691
Servicios no personales	121.439.467
Depreciación y amortización	3.000.144
TRANSFERENCIAS Y DONACIONES CORRIENTES	679.440.630
Al sector privado	679.440.630
Transferencias corrientes al sector privado	267.135.720
Directas a personas	267.135.720
Pensiones y otros beneficios asociados	45.720
Otras transferencias directas a personas	267.090.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Donaciones corrientes al sector privado	412.304.910
Donaciones a personas	412.304.910
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**37.461.632**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**40.461.776**
RECURSOS PROPIOS DE CAPITAL	40.461.776
Ahorro en cuenta corriente	37.461.632
Incremento de la depreciación y amortización acumuladas	3.000.144
2.2 GASTOS DE CAPITAL	**40.461.776**
INVERSIÓN REAL DIRECTA	40.461.776
Formación bruta de capital fijo	40.461.776
Edificios e instalaciones	16.641.340
Maquinaria, equipos y otros bienes muebles	13.970.572
Construcciones de bienes de dominio privado	494.440
Construcciones de bienes de dominio público	9.355.424
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0427

Fundación Centro Internacional Miranda

FUNDACIÓN CENTRO INTERNACIONAL MIRANDA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Para cumplir con las funciones que le son propias, establecidas en los instrumentos legales que dan origen a su constitución y funcionamiento la Fundación Centro Internacional Miranda, con los recursos asignados para el año 2013, dará continuidad al Proyecto de Formación Sociopolítica Socialista de carácter formativo, en el que se articula la investigación y capacita a hombres y mujeres venezolanos y venezolanas con alto compromiso socialista, con conocimiento técnico y pertinente para profundizar en el proceso inédito de la revolución bolivariana.

El proyecto de Formación Sociopolítica Socialista al cual se le dio inicio en el ejercicio 2006 y que se le ha dado continuidad en los subsiguientes años, continuará en el ejercicio presupuestario 2013, con la misión de contribuir a la capacitación de cuadros políticos, sociales y económicos socialistas, comprometidos para el sostenimiento y defensa del modelo constitucional bolivariano. Siendo este nuestro aporte en la preparación y desarrollo de los ciudadanos y ciudadanas comprometidos con los valores socialistas del proceso transformador venezolano.

Esta tarea de capacitación comprende la orientación de hombres y mujeres en nociones y principios básicos de economía, política, sociología, educación, historia y derecho, además de un buen conocimiento del proceso revolucionario bolivariano, instrumentos de alta gestión política rumbo a una sociedad socialista con capacidad de diseñar la implementación y evaluación de políticas públicas. Este programa quiere igualmente estudiar, evaluar y complementar las diferentes Escuelas de Gobierno y de Ciudadanía que funcionan en el mundo, especialmente en América Latina, con el objetivo preciso de potenciar y consolidar la plataforma de la primera Escuela de Políticas Pública, Gobierno y Ciudadanía.

Para todo ello, con el fin de diseñar y preparar los materiales necesarios para la capacitación socialista, el referido proyecto se nutrirá de líneas de investigación que analizarán y reflexionarán sobre aspectos transversales a la revolución bolivariana desde asuntos generales y específicos del proceso de cambio que estamos impulsando actualmente en la República Bolivariana de Venezuela. De esta forma, se desarrollan tareas en las siguientes áreas: Participación Popular en la Gestión Política, Platica Transformadora y el Desarrollo Humano, Pedagogías Criticas y Gestión Educativa Bolivariana, Reflexión sobre el Rol de los Medios de Comunicación hacia una Ciencia de la Crítica Mediática, Nuevo Modelo Productivo, Socialismo del siglo XXI, Instrumento Político del Siglo XXI; y la realización de las Mesas de Análisis de Coyuntura, donde se efectuará el análisis, evaluación y discusión de los diferentes temas internacionales y en especial los relacionados con el conocimiento del desarrollo socialista.

De esta forma, haremos la labor de investigación y formación de manera coordinada con el firme compromiso de lograr que el resultado final sea la transmisión de las principales nociones vinculadas al socialismo bolivariano, estudiando y ensayando nuevas estrategias educativas, apoyadas en el empleo nacional de modernos sistemas multimedia y audiovisuales, para lo cual se contará con el material que se compilará producto de los seminarios, cursos de capacitación, foros, talleres, cátedras y charlas dictadas por los destacados invitados internacionales. Finalmente, esto se logrará diseñando y preparando los materiales necesarios para la capacitación socialista que se nutrirá de la reflexión realizada por las líneas de investigación

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**8.339.528**
INGRESOS CORRIENTES ORDINARIOS	8.339.528
TRANSFERENCIAS CORRIENTES	8.339.528
Transferencias corrientes del sector público	8.339.528
Transferencias corrientes internas recibidas del sector público	8.339.528
De la República	8.339.528
TOTAL RECURSOS	**8.339.528**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**8.239.528**
GASTOS DE CONSUMO	8.165.099
Remuneraciones	6.807.492
Sueldos, salarios y otras retribuciones	875.244
Beneficios y complementos de sueldos y salarios	3.065.225
Aportes patronales	327.325
Prestaciones sociales y otras indemnizaciones	528.869
Asistencia socioeconómica	981.522
Otros gastos de personal	1.029.307
Compra de bienes y servicios	1.169.607
Bienes de consumo	411.319
Servicios no personales	758.288
Impuestos indirectos	188.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	74.429
Al sector privado	74.429
Transferencias corrientes al sector privado	74.429
Directas a personas	74.429
Jubilaciones y otros beneficios asociados	74.429
GASTOS DE CAPITAL	**100.000**
INVERSIÓN REAL DIRECTA	100.000
Formación bruta de capital fijo	100.000
Maquinaria, equipos y otros bienes muebles	100.000
TOTAL GASTOS	**8.339.528**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118429	Formación e investigación para la generación de conocimiento y talento en apoyo al modelo socialista venezolano	Proyecto			152		5.764.569			5.764.569
	TOTAL						5.764.569			5.764.569

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		2.063.250			2.063.250
02	Gestión administrativa		437.280			437.280
03	Previsión y protección social		74.429			74.429
	TOTAL		2.574.959			2.574.959

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**6**	**7**	**2**	**15**	**552.420**	**166.800**	**719.220**
Alto Nivel y de Dirección		1		1	27.900	30.000	57.900
Directivo	3	2	1	6	279.240	81.600	360.840
Profesional y Técnico	2	3	1	6	196.128	44.400	240.528
Obrero	1	1		2	49.152	10.800	59.952
Personal Contratado	**4**	**3**		**7**	**307.824**		**307.824**
Profesional y Técnico	1			1	31.956		31.956
Personal Administrativo		2		2	77.556		77.556
Personal de Investigación	3	1		4	198.312		198.312
TOTAL	10	10	2	22	860.244	166.800	1.027.044

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados		**1**	**1**	**74.429**
Empleados		1	1	74.429
TOTAL		1	1	74.429

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	6.807.492
4.02	Materiales, suministros y mercancías	411.319
4.03	Servicios no personales	946.288
4.04	Activos reales	100.000
4.07	Transferencias y donaciones	74.429
	TOTAL	**8.339.528**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**8.339.528**
INGRESOS CORRIENTES ORDINARIOS	8.339.528
TRANSFERENCIAS CORRIENTES	8.339.528
Transferencias corrientes del sector público	8.339.528
Transferencias corrientes internas recibidas del sector público	8.339.528
De la República	8.339.528
Recursos Ordinarios	8.339.528
1.2 GASTOS CORRIENTES	**8.239.528**
GASTOS DE CONSUMO	8.165.099
Remuneraciones	6.807.492
Sueldos, salarios y otras retribuciones	875.244
Beneficios y complementos de sueldos y salarios	3.065.225
Aportes patronales	327.325
Prestaciones sociales y otras indemnizaciones	528.869
Asistencia socioeconómica	981.522
Otros gastos de personal	1.029.307
Compra de bienes y servicios	1.169.607
Bienes de consumo	411.319
Servicios no personales	758.288
Impuestos indirectos	188.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	74.429
Al sector privado	74.429
Transferencias corrientes al sector privado	74.429
Directas a personas	74.429
Jubilaciones y otros beneficios asociados	74.429
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**100.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**100.000**
RECURSOS PROPIOS DE CAPITAL	100.000
Ahorro en cuenta corriente	100.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**100.000**
INVERSIÓN REAL DIRECTA	100.000
Formación bruta de capital fijo	100.000
Maquinaria, equipos y otros bienes muebles	100.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0466

Fundación Dr. Alejandro Próspero Reverend

FUNDACIÓN DR. ALEJANDRO PRÓSPERO REVEREND

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

En el marco de la directriz establecida en el Plan Simón Bolívar referida a la Suprema Felicidad Social y su objetivo de profundizar la solidaridad con los excluidos de América Latina, el Caribe y África, profundizando la universalización de la educación bolivariana, garantizando el acceso al conocimiento a través de mecanismos que incluyan a la población en el nivel de educación universitaria, se plantea el proyecto de desarrollo institucional de condiciones de formación integral y de habitabilidad dignas para los becarios latinoamericanos del Caribe y África, estudiantes del Programa Nacional de Formación en Medicina Integral Comunitaria.

La misión de la Fundación consiste en formar un recurso humano altamente calificado en las áreas de salud que demanda la sociedad latinoamericana con la finalidad de formar médicos integrales comunitarios.

Su visión es desarrollar y ejecutar planes y programas destinados a garantizar residencias, atención integral y formación de calidad para los estudiantes Latinoamericanos, del Caribe y África, de medicina y otras profesiones del sector salud, que se desarrollan en el marco del Programa Nacional de Formación de Medicina Integral Comunitaria, cuyo objetivo principal radica en consolidar, rehabilitar y desarrollar políticas en materia de Salud, Educación, Cultura, Deporte y Recreación, además de garantizar una Educación Integral de calidad, suministrando la atención pedagógica, psicológica, social, material y física en el proceso de adaptación y la prolongación de los estudios a través de diferentes actividades de apoyo, consolidando funcionalmente la calidad de atención a través del desarrollo de un sistema de seguridad integral.

Dicho proyecto de carácter internacional, tiene como fin estratégico institucional, formar estudiantes latinoamericanos, del Caribe y Africanos en el área de salud, con base al acuerdo denominado "Compromiso de Sandino", como contribución a la integración de pueblos, naciones y gobiernos en el marco del acuerdo de cooperación internacional derivado de las políticas del ALBA. De allí se deriva el compromiso de desarrollar procesos institucionales para la formación y atención integral de los becarios internacionales del Programa en Medicina Integral Comunitaria y coordinar las acciones tendentes a garantizar condiciones que confluyan en la calidad de su desempeño.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**87.149.189**
INGRESOS CORRIENTES ORDINARIOS	87.149.189
TRANSFERENCIAS CORRIENTES	87.149.189
Transferencias corrientes del sector público	87.149.189
Transferencias corrientes internas recibidas del sector público	87.149.189
De la República	87.149.189
FUENTES DE FINANCIAMIENTO	**1.100.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.100.000
Disminución de otros activos financieros	1.100.000
Disminución de disponibilidades	1.100.000
Disminución de bancos	1.100.000
TOTAL RECURSOS	**88.249.189**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**85.989.189**
GASTOS DE CONSUMO	85.589.189
Remuneraciones	31.435.176
Sueldos, salarios y otras retribuciones	5.324.728
Beneficios y complementos de sueldos y salarios	8.062.753
Aportes patronales	1.256.047
Prestaciones sociales y otras indemnizaciones	2.252.462
Asistencia socioeconómica	5.319.362
Otros gastos de personal	9.219.824
Compra de bienes y servicios	50.936.572
Bienes de consumo	5.435.243
Servicios no personales	45.501.329
Impuestos indirectos	3.217.441
TRANSFERENCIAS Y DONACIONES CORRIENTES	400.000
Al sector privado	400.000
Donaciones corrientes al sector privado	400.000
Donaciones a personas	400.000
GASTOS DE CAPITAL	**2.260.000**
INVERSIÓN REAL DIRECTA	2.260.000
Formación bruta de capital fijo	2.260.000
Maquinaria, equipos y otros bienes muebles	2.260.000
TOTAL GASTOS	**88.249.189**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117336	Desarrollo de procesos de formación y atención integral de calidad a los becarios internacionales de América latina, el caribe, África y Asia-medio oriente del curso introductorio a las ciencias medicas en la escuela latinoamericana de medicina "Dr. Salvador allende"	Centro Educativo Integrado			1		9.870.000			9.870.000
117442	Desarrollo de estrategias para contribuir con la formación y garantizar la atención integral de calidad a los becarios internacionales de América latina, el caribe, África y Asia-medio oriente del 1er. Y 2do. Año del programa nacional de formación en medicina integral comunitaria	Centro Educativo Integrado			1		20.210.000			20.210.000
117465	Desarrollo y consolidación de las condiciones de habitabilidad y seguridad para los becarios internacionales de América latina, el caribe, África y Asia-medio oriente de la escuela latinoamericana de medicina "Dr. Salvador allende"	Centro Educativo Integrado			1		6.897.000			6.897.000
117468	Desarrollo de acciones institucionales para atender el objeto de la fundación y compromisos de gestión encomendados	Evento / Publicidad			6		5.855.829			5.855.829
	TOTAL						42.832.829			42.832.829

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	435.176	31.000.000			31.435.176
02	Gestión administrativa	664.824	13.316.360			13.981.184
	TOTAL	1.100.000	44.316.360			45.416.360

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**64**	103		**167**	**4.834.728**		**4.834.728**
Alto Nivel y de Dirección	1			1	109.191		109.191
Directivo	3	6		9	381.052		381.052
Profesional y Técnico	21	20		41	1.250.865		1.250.865
Personal Administrativo	23	35		58	1.668.547		1.668.547
Obrero	16	42		58	1.425.073		1.425.073
Personal Fijo a Tiempo Parcial	**3**	**4**		**7**	**280.000**		**280.000**
Personal Docente	3	4		7	280.000		280.000
Personal Contratado		**3**		**3**	**150.000**		**150.000**
Profesional y Técnico		3		3	150.000		150.000
TOTAL	**67**	**110**		**177**	**5.264.728**		**5.264.728**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	31.435.176
4.02	Materiales, suministros y mercancías	5.435.243
4.03	Servicios no personales	48.718.770
4.04	Activos reales	2.260.000
4.07	Transferencias y donaciones	400.000
	TOTAL	**88.249.189**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**87.149.189**
INGRESOS CORRIENTES ORDINARIOS	87.149.189
TRANSFERENCIAS CORRIENTES	87.149.189
Transferencias corrientes del sector público	87.149.189
Transferencias corrientes internas recibidas del sector público	87.149.189
De la República	87.149.189
Recursos Ordinarios	87.149.189
1.2 GASTOS CORRIENTES	**85.989.189**
GASTOS DE CONSUMO	85.589.189
Remuneraciones	31.435.176
Sueldos, salarios y otras retribuciones	5.324.728
Beneficios y complementos de sueldos y salarios	8.062.753
Aportes patronales	1.256.047
Prestaciones sociales y otras indemnizaciones	2.252.462
Asistencia socioeconómica	5.319.362
Otros gastos de personal	9.219.824
Compra de bienes y servicios	50.936.572
Bienes de consumo	5.435.243
Servicios no personales	45.501.329
Impuestos indirectos	3.217.441
TRANSFERENCIAS Y DONACIONES CORRIENTES	400.000
Al sector privado	400.000
Donaciones corrientes al sector privado	400.000
Donaciones a personas	400.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.160.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.160.000**
RECURSOS PROPIOS DE CAPITAL	1.160.000
Ahorro en cuenta corriente	1.160.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**2.260.000**
INVERSIÓN REAL DIRECTA	2.260.000
Formación bruta de capital fijo	2.260.000
Maquinaria, equipos y otros bienes muebles	2.260.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.100.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.100.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.100.000
Disminución de otros activos financieros	1.100.000
Disminución de disponibilidades	1.100.000
Disminución de bancos	1.100.000
3.2 APLICACIONES FINANCIERAS	**1.100.000**
DÉFICIT FINANCIERO	1.100.000

A0912

Universidad Nacional Experimental Marítima del Caribe (UNEMC)

UNIVERSIDAD NACIONAL EXPERIMENTAL MARÍTIMA DEL CARIBE (UNEMC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La política presupuestaria de la Universidad Marítima del Caribe para el año 2013, sigue los lineamientos establecidos por el Gobierno Nacional para el desarrollo de la Educación Universitaria, atendiendo a las directrices emanadas de la Oficina Nacional de Presupuesto, la Oficina de Planificación del Sector Universitario y del Consejo Nacional de Universidades.

En concordancia con la visión estratégica del Gobierno Nacional, la Universidad mantiene su visión integracionista de los estados, países y territorios de la Cuenca del Caribe, en relación con la educación, turismo, transporte marítimo, conservación ambiental y la cultura caribeña. Este desarrollo regional demanda profesionales capaces de gestionar y operar los procesos integracionistas y los proyectos y programas multinacionales, así como suplir la demanda de recursos humanos fundamentales para el desarrollo integral de nuestra Nación.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**49.369.274**
INGRESOS CORRIENTES ORDINARIOS	49.369.274
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	600.000
Venta de otros bienes y servicios	600.000
TRANSFERENCIAS CORRIENTES	48.769.274
Transferencias corrientes del sector público	48.769.274
Transferencias corrientes internas recibidas del sector público	48.769.274
De la República	48.769.274
TOTAL RECURSOS	**49.369.274**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**47.911.598**
GASTOS DE CONSUMO	45.995.828
Remuneraciones	36.942.905
Sueldos, salarios y otras retribuciones	14.187.789
Beneficios y complementos de sueldos y salarios	13.239.989
Aportes patronales	1.484.346
Prestaciones sociales y otras indemnizaciones	3.000.000
Asistencia socioeconómica	5.030.781
Compra de bienes y servicios	9.052.923
Bienes de consumo	1.512.818
Servicios no personales	7.540.105
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.915.770
Al sector privado	1.915.770
Transferencias corrientes al sector privado	1.865.770
Directas a personas	1.500.000
Jubilaciones y otros beneficios asociados	100.000
Otras transferencias directas a personas	1.400.000
Otras transferencias corrientes internas al sector privado	365.770
Donaciones corrientes al sector privado	50.000
Donaciones a instituciones sin fines de lucro	50.000
GASTOS DE CAPITAL	**1.457.676**
INVERSIÓN REAL DIRECTA	1.457.676
Formación bruta de capital fijo	1.457.676
Edificios e instalaciones	40.000
Maquinaria, equipos y otros bienes muebles	1.417.676
TOTAL GASTOS	**49.369.274**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117347	Territorialización y Municipalización de la Educación Universitaria	Proyecto			5		5.000			5.000
117425	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			31.449		2.796.816			2.796.816
117463	Investigación, Innovación y Gestión del Conocimiento	Proyecto			60		977.348			977.348
117518	Programas Nacionales de Formación	Matricula			670		786.208			786.208
117524	Formación de Postgrado o Estudios Avanzados	Matricula			440		2.137.222			2.137.222
117558	Sistema de Recursos para la Formación e Intercambio Académico	Usuario Atendido			119.326		2.418.889			2.418.889
117605	Formación en Carreras	Matricula			5.852		13.092.027			13.092.027
118349	Sistema de Apoyo al Desarrollo Estudiantil	Servicio			218.272		5.050.572			5.050.572
118404	Intercambio y Gestión con la Sociedad	Comunidad			5		1.425.447			1.425.447
TOTAL							28.689.529			28.689.529

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento: Recursos Propios	Fuente de Financiamiento: Transferencias de la República	Fuente de Financiamiento: Donaciones de la República	Fuente de Financiamiento: Otras Fuentes	Presupuesto 2013
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		17.554.146			17.554.146
02	Gestión administrativa	600.000	2.425.599			3.025.599
03	Previsión y protección social		100.000			100.000
	TOTAL	600.000	20.079.745			20.679.745

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**102**	**120**	**40**	**262**	**7.085.285**		**7.085.285**
Alto Nivel y de Dirección		1		1	61.992		61.992
Directivo	23	25	5	53	2.015.424		2.015.424
Profesional y Técnico	49	11	14	74	1.702.929		1.702.929
Personal Administrativo	10	1		11	167.640		167.640
Personal Docente	16	37	21	74	2.499.879		2.499.879
Obrero	4	45		49	637.421		637.421
Personal Contratado	**278**	**291**		**569**	**7.102.504**		**7.102.504**
Directivo	4	2		6	195.000		195.000
Profesional y Técnico	54	23		77	1.373.727		1.373.727
Personal Administrativo	13	7		20	297.533		297.533
Personal Docente	205	219		424	4.610.128		4.610.128
Obrero	2	40		42	626.116		626.116
TOTAL	**380**	**411**	**40**	**831**	**14.187.789**		**14.187.789**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados		**1**	**1**	**100.000**
Docentes		1	1	100.000
TOTAL		**1**	**1**	**100.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	36.942.905
4.02	Materiales, suministros y mercancías	1.512.818
4.03	Servicios no personales	7.540.105
4.04	Activos reales	1.457.676
4.07	Transferencias y donaciones	1.915.770
	TOTAL	**49.369.274**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**49.369.274**
INGRESOS CORRIENTES ORDINARIOS	49.369.274
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	600.000
Venta de otros bienes y servicios	600.000
TRANSFERENCIAS CORRIENTES	48.769.274
Transferencias corrientes del sector público	48.769.274
Transferencias corrientes internas recibidas del sector público	48.769.274
De la República	48.769.274
Recursos Ordinarios	38.048.918
Gestión Fiscal	10.720.356
1.2 GASTOS CORRIENTES	**47.911.598**
GASTOS DE CONSUMO	45.995.828
Remuneraciones	36.942.905
Sueldos, salarios y otras retribuciones	14.187.789
Beneficios y complementos de sueldos y salarios	13.239.989
Aportes patronales	1.484.346
Prestaciones sociales y otras indemnizaciones	3.000.000
Asistencia socioeconómica	5.030.781
Compra de bienes y servicios	9.052.923
Bienes de consumo	1.512.818
Servicios no personales	7.540.105
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.915.770
Al sector privado	1.915.770
Transferencias corrientes al sector privado	1.865.770
Directas a personas	1.500.000
Jubilaciones y otros beneficios asociados	100.000
Otras transferencias directas a personas	1.400.000
Otras transferencias corrientes internas al sector privado	365.770
Donaciones corrientes al sector privado	50.000
Donaciones a instituciones sin fines de lucro	50.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.457.676**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.457.676**
RECURSOS PROPIOS DE CAPITAL	1.457.676
Ahorro en cuenta corriente	1.457.676
2.2 GASTOS DE CAPITAL	**1.457.676**
INVERSIÓN REAL DIRECTA	1.457.676
Formación bruta de capital fijo	1.457.676
Edificios e instalaciones	40.000
Maquinaria, equipos y otros bienes muebles	1.417.676
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0925

Instituto Universitario de Tecnología del Estado Bolívar

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL ESTADO BOLÍVAR

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Universitario de Tecnología del Estado Bolívar (IUTEB), creado el 26 de Enero del año 2001 según Decreto N° 1.186, es una Institución Universitaria de excelencia académica que enmarcada en las políticas del Estado Venezolano y centrada en el bienestar del hombre, forma las generaciones de profesionales garantizando altos niveles de desempeño de la Docencia, Investigación, Producción y la Extensión, con acciones vinculantes con el sector productivo de desarrollo internacional, nacional, regional, local y comunal.

Dentro de las políticas educativas el IUTEB, desarrolla planes de inserción universitaria ya que se llevan a cabo con los estudiantes proyectos comunitarios que benefician y brindan a la comunidad conocimiento técnico, científico necesario para el crecimiento y divulgación universitaria, permitiéndole a los futuros profesionales enfrentarse con problemáticas del entomo y hacer de ellos análisis críticos para brindar la mejor de las soluciones.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**49.906.726**
INGRESOS CORRIENTES ORDINARIOS	49.906.726
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	700
Venta de otros bienes y servicios	700
INGRESOS DE OPERACIÓN	24.000
Otros ingresos de operación	24.000
TRANSFERENCIAS CORRIENTES	49.882.026
Transferencias corrientes del sector público	49.882.026
Transferencias corrientes internas recibidas del sector público	49.882.026
De la República	49.882.026
TOTAL RECURSOS	**49.906.726**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**49.545.513**
GASTOS DE CONSUMO	47.080.038
Remuneraciones	38.303.927
Sueldos, salarios y otras retribuciones	20.374.020
Beneficios y complementos de sueldos y salarios	4.379.981
Aportes patronales	2.939.795
Prestaciones sociales y otras indemnizaciones	2.149.791
Asistencia socioeconómica	4.905.248
Otros gastos de personal	3.555.092
Compra de bienes y servicios	8.776.111
Bienes de consumo	1.332.000
Servicios no personales	7.444.111
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.465.475
Al sector privado	2.465.475
Transferencias corrientes al sector privado	2.465.475
Directas a personas	2.465.475
Pensiones y otros beneficios asociados	42.192
Otras transferencias directas a personas	2.423.283
GASTOS DE CAPITAL	**80.000**
INVERSIÓN REAL DIRECTA	80.000
Formación bruta de capital fijo	80.000
Maquinaria, equipos y otros bienes muebles	80.000
APLICACIONES FINANCIERAS	**281.213**
DISMINUCIÓN DE PASIVOS	281.213
Disminución de cuentas y efectos por pagar	281.213
Disminución de cuentas y efectos por pagar a corto plazo	281.213
Disminución de aportes patronales y retenciones laborales por pagar	281.213
Disminución de otros aportes patronales por pagar	140.356
Disminución de otras retenciones laborales por pagar	140.857
TOTAL GASTOS	**49.906.726**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117221	Formación en carreras	Matricula			67		27.000			27.000
117235	Programas nacionales de formación	Matricula			4.320		20.354.453			20.354.453
117324	Formación de postgrado o estudios avanzados	Matricula			30		5.000			5.000
117404	Investigación, innovación y gestión del conocimiento	Investigación			5		21.000			21.000
117427	Sistema de recursos para la formación e intercambio académico	Usuario			3		107.000			107.000
117453	Sistemas de apoyo al desarrollo estudiantil	Servicio			10		6.698.283			6.698.283
117615	Intercambio y gestión del conocimiento con la sociedad	Comunidad			41		220.931			220.931
117626	Desarrollo y mantenimiento de infraestructura fisica	Metro Cuadrado			5.344		8.448.743			8.448.743
117703	Territorialización y municipalización de la educación universitaria	Plan			4		18.000			18.000
	TOTAL						35.900.410			35.900.410

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		11.960.731			11.960.731
02	Gestión administrativa	24.700	1.978.693			2.003.393
03	Previsión y protección social		42.192			42.192
	TOTAL	24.700	13.981.616			14.006.316

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**45**	**34**		**79**	**2.603.630**		**2.603.630**
Directivo	3			3	215.760		215.760
Personal Administrativo	19	8		27	699.710		699.710
Personal Docente	9	8		17	892.152		892.152
Obrero	14	18		32	796.008		796.008
Personal Contratado	**118**	**156**		**274**	**9.209.419**		**9.209.419**
Personal Administrativo	31	57		88	2.357.503		2.357.503
Personal Docente	80	88		168	6.406.356		6.406.356
Obrero	7	11		18	445.560		445.560
TOTAL	**163**	**190**		**353**	**11.813.049**		**11.813.049**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados		**1**	**1**	**42.192**
Obreros		1	1	42.192
TOTAL		**1**	**1**	**42.192**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	38.303.927
4.02	Materiales, suministros y mercancías	1.332.000
4.03	Servicios no personales	7.444.111
4.04	Activos reales	80.000
4.07	Transferencias y donaciones	2.465.475
4.11	Disminución de pasivos	281.213
	TOTAL	**49.906.726**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**49.906.726**
INGRESOS CORRIENTES ORDINARIOS	49.906.726
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	700
Venta de otros bienes y servicios	700
INGRESOS DE OPERACIÓN	24.000
Otros ingresos de operación	24.000
TRANSFERENCIAS CORRIENTES	49.882.026
Transferencias corrientes del sector público	49.882.026
Transferencias corrientes internas recibidas del sector público	49.882.026
De la República	49.882.026
Recursos Ordinarios	40.715.549
Gestión Fiscal	9.166.477
1.2 GASTOS CORRIENTES	**49.545.513**
GASTOS DE CONSUMO	47.080.038
Remuneraciones	38.303.927
Sueldos, salarios y otras retribuciones	20.374.020
Beneficios y complementos de sueldos y salarios	4.379.981
Aportes patronales	2.939.795
Prestaciones sociales y otras indemnizaciones	2.149.791
Asistencia socioeconómica	4.905.248
Otros gastos de personal	3.555.092
Compra de bienes y servicios	8.776.111
Bienes de consumo	1.332.000
Servicios no personales	7.444.111
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.465.475
Al sector privado	2.465.475
Transferencias corrientes al sector privado	2.465.475
Directas a personas	2.465.475
Pensiones y otros beneficios asociados	42.192
Otras transferencias directas a personas	2.423.283
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**361.213**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**361.213**
RECURSOS PROPIOS DE CAPITAL	361.213
Ahorro en cuenta corriente	361.213
2.2 GASTOS DE CAPITAL	**80.000**
INVERSIÓN REAL DIRECTA	80.000
Formación bruta de capital fijo	80.000
Maquinaria, equipos y otros bienes muebles	80.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**281.213**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**281.213**
SUPERÁVIT FINANCIERO	281.213
3.2 APLICACIONES FINANCIERAS	**281.213**
DISMINUCIÓN DE PASIVOS	281.213
Disminución de cuentas y efectos por pagar	281.213
Disminución de cuentas y efectos por pagar a corto plazo	281.213
Disminución de aportes patronales y retenciones laborales por pagar	281.213
Disminución de otros aportes patronales por pagar	140.356
Disminución de otras retenciones laborales por pagar	140.857

A0942

Universidad Bolivariana de Venezuela (UBV)

UNIVERSIDAD BOLIVARIANA DE VENEZUELA (UBV)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Bolivariana de Venezuela (UBV), se proyectará como una institución científico educativa, moderna y de vanguardia, con capacidad de auto gestión, de reconocido prestigio regional, nacional e internacional por su excelencia académica y compromiso social, en la generación de los conocimientos científico competitivo y transferible a través de la formación integral de profesionales capacitados para interactuar con independencia y asertividad en sociedades globales y con capacidad de llevar adelante los cambios que el país necesita, que contribuyan a elevar la calidad de vida del ser humano, fortaleciendo así sus valores trascendentales y desarrollo integral.

Para el 2013 la Universidad Bolivariana de Venezuela (UBV), estima:

- Constituirse en una Institución generadora de respuestas adecuadas, basadas en el desarrollo y consolidación del conocimiento como ventaja competitiva, que sea trasmitido por vía de la docencia y la extensión, fortaleciendo los procesos de cambio de la Institución y del país.

- Conducir un proceso de formación de un profesional hábil y útil, para ubicarse en un mundo competitivo, globalizado, integrado, regionalizado y en proceso acelerado de transformación, con base en resultado de una educación con calidad científica y pertinencia social.

- Consolidarse como una Universidad promotora en la concepción y adaptación de nuevos conocimientos e innovaciones tecnológica, conforme a las grandes transformaciones del mundo contemporáneo.

- Fomentar las potencialidades de producción de bienes y servicios competitivos como medio para fortalecer las funciones de investigación, docencia y extensión.

- Incrementar y consolidar las alianzas estratégicas nacionales e internacionales con el sector público y privado, en un proceso de cooperación para satisfacer necesidades mutuas.

- Transformar la gerencia universitaria basada en un modelo cultural centrado en las personas y en los procesos, tendente hacia la modernización de la Institución.

Igualmente orientará, los recursos hacia la continuación y culminación de los proyectos que están en proceso de ejecución, privilegiando la inversión en proyectos que representen un efecto multiplicador importante, en el nivel de empleo, en el marco de la concepción estratégica del desarrollo endógeno.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**579.722.084**
INGRESOS CORRIENTES ORDINARIOS	579.722.084
TRANSFERENCIAS CORRIENTES	579.722.084
Transferencias corrientes del sector público	579.722.084
Transferencias corrientes internas recibidas del sector público	579.722.084
De la República	579.722.084
FUENTES DE FINANCIAMIENTO	**99.860.440**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	99.860.440
Disminución de otros activos financieros	99.860.440
Disminución de disponibilidades	99.860.440
Disminución de caja	99.860.440
TOTAL RECURSOS	**679.582.524**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**569.160.966**
GASTOS DE CONSUMO	546.683.781
Remuneraciones	379.198.356
Sueldos, salarios y otras retribuciones	110.146.885
Beneficios y complementos de sueldos y salarios	144.166.408
Aportes patronales	16.471.732
Prestaciones sociales y otras indemnizaciones	27.762.563
Asistencia socioeconómica	80.650.768
Compra de bienes y servicios	167.485.425
Bienes de consumo	72.989.938
Servicios no personales	94.495.487
TRANSFERENCIAS Y DONACIONES CORRIENTES	22.477.185
Al sector privado	18.129.269
Transferencias corrientes al sector privado	18.129.269
Directas a personas	18.129.269
Pensiones y otros beneficios asociados	937.207
Jubilaciones y otros beneficios asociados	3.000.000
Otras transferencias directas a personas	14.192.062
Al sector público	4.347.916
Transferencias corrientes al sector público	4.347.916
A los entes descentralizados sin fines empresariales para sus gastos	4.347.916
GASTOS DE CAPITAL	**104.921.558**
INVERSIÓN REAL DIRECTA	104.921.558
Formación bruta de capital fijo	104.921.558
Edificios e instalaciones	104.921.558
APLICACIONES FINANCIERAS	**5.500.000**
DISMINUCIÓN DE PASIVOS	5.500.000
Disminución de cuentas y efectos por pagar	5.500.000
Disminución de cuentas y efectos por pagar a corto plazo	3.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.000.000
Disminución de otras cuentas y efectos por pagar	2.500.000
Disminución de otras cuentas por pagar a corto plazo	2.500.000
TOTAL GASTOS	**679.582.524**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117428	Programas Nacionales de Formación	Matricula			63.389		28.892.718			28.892.718
117429	Formación en Carreras	Matricula			138.097		176.802.676			176.802.676
117430	Formación de Postgrado	Matricula			7.015		8.545.048			8.545.048
117431	Investigación, Innovación y Gestión del Conocimiento	Investigación			1		4.338.313			4.338.313
117433	Sistema de Recursos para Formación e Intercambio Académico	Usuario	1.545.458	662.339	2.207.797		31.287.020			31.287.020
117439	Sistema de Apoyo al Desarrollo Estudiantil	Estudiante			2.619.910		100.758.365			100.758.365
117441	Intercambio y Gestión del Conocimiento con la Sociedad	Persona Atendida			1.050.000		14.682.155			14.682.155
117450	Desarrollo y Mantenimiento de la Infraestructura Física	Metro Cuadrado			293.151		73.586.861			73.586.861
117451	Territorialización y Municipalización de la Educación Universitaria	Plan			6		16.427.135			16.427.135
TOTAL							**455.320.291**			**455.320.291**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	40.429.766	66.718.869			107.148.635
02	Gestión administrativa	59.430.674	50.113.655			109.544.329
03	Previsión y protección social		7.569.269			7.569.269
TOTAL		**99.860.440**	**124.401.793**			**224.262.233**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.882**	**1.783**	**304**	**3.969**	**88.609.662**		**88.609.662**
Alto Nivel y de Dirección		1		1	86.784		86.784
Directivo	20	11	8	39	2.121.097		2.121.097
Profesional y Técnico	529	368	109	1.006	25.332.470		25.332.470
Personal Administrativo	204	126	4	334	6.709.483		6.709.483
Personal Docente	1.031	798	124	1.953	46.561.813		46.561.813
Obrero	98	479	59	636	7.798.015		7.798.015
Personal Contratado	**14**	**61**		**75**	**3.974.599**		**3.974.599**
Profesional y Técnico	14	61		75	3.974.599		3.974.599
TOTAL	**1.896**	**1.844**	**304**	**4.044**	**92.584.261**		**92.584.261**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**11**		**11**	**937.207**
Empleados	11		11	937.207
Jubilados	**21**	**20**	**41**	**3.000.000**
Empleados	8	8	16	1.111.537
Docentes	13	12	25	1.888.463
TOTAL	**32**	**20**	**52**	**3.937.207**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	379.198.356
4.02	Materiales, suministros y mercancías	72.989.938
4.03	Servicios no personales	94.495.487
4.04	Activos reales	104.921.558
4.07	Transferencias y donaciones	22.477.185
4.11	Disminución de pasivos	5.500.000
	TOTAL	**679.582.524**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**579.722.084**
INGRESOS CORRIENTES ORDINARIOS	579.722.084
TRANSFERENCIAS CORRIENTES	579.722.084
Transferencias corrientes del sector público	579.722.084
Transferencias corrientes internas recibidas del sector público	579.722.084
De la República	579.722.084
Recursos Ordinarios	507.409.674
Gestión fiscal	72.312.410
1.2 GASTOS CORRIENTES	**569.160.966**
GASTOS DE CONSUMO	546.683.781
Remuneraciones	379.198.356
Sueldos, salarios y otras retribuciones	110.146.885
Beneficios y complementos de sueldos y salarios	144.166.408
Aportes patronales	16.471.732
Prestaciones sociales y otras indemnizaciones	27.762.563
Asistencia socioeconómica	80.650.768
Compra de bienes y servicios	167.485.425
Bienes de consumo	72.989.938
Servicios no personales	94.495.487
TRANSFERENCIAS Y DONACIONES CORRIENTES	22.477.185
Al sector privado	18.129.269
Transferencias corrientes al sector privado	18.129.269
Directas a personas	18.129.269
Pensiones y otros beneficios asociados	937.207
Jubilaciones y otros beneficios asociados	3.000.000
Otras transferencias directas a personas	14.192.062
Al sector público	4.347.916
Transferencias corrientes al sector público	4.347.916
A los entes descentralizados sin fines empresariales para sus gastos	4.347.916
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**10.561.118**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**10.561.118**
RECURSOS PROPIOS DE CAPITAL	10.561.118
Ahorro en cuenta corriente	10.561.118
2.2 GASTOS DE CAPITAL	**104.921.558**
INVERSIÓN REAL DIRECTA	104.921.558
Formación bruta de capital fijo	104.921.558
Edificios e instalaciones	104.921.558
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(94.360.440)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**99.860.440**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	99.860.440
Disminución de otros activos financieros	99.860.440
Disminución de disponibilidades	99.860.440
Disminución de caja	99.860.440
3.2 APLICACIONES FINANCIERAS	**99.860.440**
DISMINUCIÓN DE PASIVOS	5.500.000
Disminución de cuentas y efectos por pagar	5.500.000
Disminución de cuentas y efectos por pagar a corto plazo	3.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.000.000
Disminución de otras cuentas y efectos por pagar	2.500.000
Disminución de otras cuentas por pagar a corto plazo	2.500.000
DÉFICIT FINANCIERO	94.360.440

A0952

Universidad Deportiva del Sur

UNIVERSIDAD DEPORTIVA DEL SUR

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Deportiva del Sur se compromete con un proyecto educativo, cultural y social que implica la divulgación, generación y sistematización del conocimiento y la apertura a experiencias inéditas en los ámbitos de formación, investigación y proyección social en los niveles de pregrado y postgrado en los campos científicos, tecnológicos, sociales y humanísticos asociados a la actividad física, el deporte y sus áreas afines para lograr la vinculación permanente del desarrollo socioeconómico, ambiental, educativo y deportivo local, regional y nacional y a su vez promover la integración con los Pueblos del Sur.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**48.281.019**
INGRESOS CORRIENTES ORDINARIOS	48.281.019
TRANSFERENCIAS CORRIENTES	48.281.019
Transferencias corrientes del sector público	48.281.019
Transferencias corrientes internas recibidas del sector público	48.281.019
De la República	48.281.019
TOTAL RECURSOS	**48.281.019**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**46.454.775**
GASTOS DE CONSUMO	42.202.267
Remuneraciones	29.564.065
Sueldos, salarios y otras retribuciones	10.724.175
Beneficios y complementos de sueldos y salarios	7.673.907
Aportes patronales	2.202.935
Prestaciones sociales y otras indemnizaciones	2.570.851
Asistencia socioeconómica	6.392.197
Compra de bienes y servicios	11.329.600
Bienes de consumo	3.285.557
Servicios no personales	8.044.043
Impuestos indirectos	1.308.602
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.252.508
Al sector privado	3.880.400
Transferencias corrientes al sector privado	3.806.400
Directas a personas	3.806.400
Otras transferencias directas a personas	3.806.400
Donaciones corrientes al sector privado	74.000
Donaciones a personas	74.000
Al sector público	372.108
Transferencias corrientes al sector público	372.108
A los entes descentralizados sin fines empresariales para sus gastos	372.108
GASTOS DE CAPITAL	**1.826.244**
INVERSIÓN REAL DIRECTA	1.826.244
Formación bruta de capital fijo	1.684.245
Maquinaria, equipos y otros bienes muebles	1.684.245
Bienes intangibles	141.999
TOTAL GASTOS	**48.281.019**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117932	Formación en Carreras	Matrícula			1.719		5.609.980			5.609.980
117941	Formación de postgrado o estudios avanzados	Matrícula			280		427.857			427.857
117946	Investigación, Innovación y Gestión del Conocimiento	Investigación			7		371.555			371.555
117954	Sistema de recursos para la formación e intercambio académico.	Usuario			2.800		941.079			941.079
117968	Desarrollo y Mantenimiento de Infraestructura Fisica	Metro Cuadrado			100.513		1.800.104			1.800.104
117979	Territorialización y municipalización de la educación universitaria.	Plan			4		334.416			334.416
118041	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio Prestado			547.605		15.348.681			15.348.681
118063	Intercambio y gestión del conocimiento con la sociedad	Comunidad			15		2.251.621			2.251.621
	TOTAL						27.085.293			27.085.293

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		17.671.583			17.671.583
02	Gestión administrativa		3.524.143			3.524.143
	TOTAL		**21.195.726**			**21.195.726**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**2**	**2**		**4**	**132.012**		**132.012**
Alto Nivel y de Dirección		1		1	34.416		34.416
Directivo	2			2	63.000		63.000
Profesional y Técnico		1		1	34.596		34.596
Personal Contratado	**149**	**216**		**365**	**6.703.168**		**6.703.168**
Directivo	7	12		19	631.332		631.332
Profesional y Técnico	47	50		97	2.151.646		2.151.646
Personal Administrativo	46	28		74	1.088.394		1.088.394
Personal Docente	31	58		89	1.666.924		1.666.924
Personal de Investigación	1	1		2	57.360		57.360
Personal Médico	1	1		2	53.136		53.136
Obrero	16	66		82	1.054.376		1.054.376
TOTAL	**151**	**218**		**369**	**6.835.180**		**6.835.180**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	29.564.065
4.02	Materiales, suministros y mercancías	3.285.557
4.03	Servicios no personales	9.352.645
4.04	Activos reales	1.826.244
4.07	Transferencias y donaciones	4.252.508
	TOTAL	**48.281.019**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**48.281.019**
INGRESOS CORRIENTES ORDINARIOS	48.281.019
TRANSFERENCIAS CORRIENTES	48.281.019
Transferencias corrientes del sector público	48.281.019
Transferencias corrientes internas recibidas del sector público	48.281.019
De la República	48.281.019
Recursos Ordinarios	37.642.808
Gestión Fiscal	10.638.211
1.2 GASTOS CORRIENTES	**46.454.775**
GASTOS DE CONSUMO	42.202.267
Remuneraciones	29.564.065
Sueldos, salarios y otras retribuciones	10.724.175
Beneficios y complementos de sueldos y salarios	7.673.907
Aportes patronales	2.202.935
Prestaciones sociales y otras indemnizaciones	2.570.851
Asistencia socioeconómica	6.392.197
Compra de bienes y servicios	11.329.600
Bienes de consumo	3.285.557
Servicios no personales	8.044.043
Impuestos indirectos	1.308.602
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.252.508
Al sector privado	3.880.400
Transferencias corrientes al sector privado	3.806.400
Directas a personas	3.806.400
Otras transferencias directas a personas	3.806.400
Donaciones corrientes al sector privado	74.000
Donaciones a personas	74.000
Al sector público	372.108
Transferencias corrientes al sector público	372.108
A los entes descentralizados sin fines empresariales para sus gastos	372.108
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.826.244**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.826.244**
RECURSOS PROPIOS DE CAPITAL	1.826.244
Ahorro en cuenta corriente	1.826.244
2.2 GASTOS DE CAPITAL	**1.826.244**
INVERSIÓN REAL DIRECTA	1.826.244
Formación bruta de capital fijo	1.684.245
Maquinaria, equipos y otros bienes muebles	1.684.245
Bienes intangibles	141.999
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A1315

Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)

INSTITUTO UNIVERSITARIO LATINOAMERICANO DE AGROECOLOGÍA PAULO FREIRE (IALA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA) esta dirigido a la formación integral de estudiantes postulados por los movimientos sociales organizados de la región, y otras organizaciones agrarias de América Latina y El Caribe; su objetivo es formar para la transformación de la organización de la producción agropecuaria y el trabajo agrario, sustentados en el enfoque agroecológico, que permita el uso apropiado de la biodiversidad, a fin de alcanzar la soberanía alimentaria.

En este sentido, respondiendo a las nuevas exigencias de la realidad de nuestra Educación Universitaria, en su proceso de promover el nuevo modelo, ante los procesos de transformación socio-política imperante, el conocimiento pasa a jugar un papel relevante donde la formación integral de los valores históricos y la vinculación comunitaria, es la raíz del mismo.

Las características del nuevo ciudadano(a), están orientados al fortalecimiento de una visión integral de su mundo, donde sea capaz de profundizar, relacionar y contextualizar los conocimientos científicos y tecnológicos, junto a los saberes ancestrales y cotidianos.

De tal forma, las Instituciones del Sistema de Educación Universitaria, deben orientarse por estas pautas, a fin de construir sus directrices internas (misión, visión y valores), aplicar las estrategias y políticas adecuadas a las áreas de conocimientos del Instituto. El ámbito donde se desarrolla debe responder a las necesidades y demandas de cada uno de los estudiantes y la comunidad agregándoles los conocimientos necesarios para crear las estrategias indispensables, a fin de superar las situaciones y promover un desarrollo integral y sostenible en la comunidad.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**7.706.488**
INGRESOS CORRIENTES ORDINARIOS	7.706.488
TRANSFERENCIAS CORRIENTES	7.706.488
Transferencias corrientes del sector público	7.706.488
Transferencias corrientes internas recibidas del sector público	7.706.488
De la República	7.706.488
TOTAL RECURSOS	**7.706.488**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**7.609.488**
GASTOS DE CONSUMO	6.935.289
Remuneraciones	2.824.747
Sueldos, salarios y otras retribuciones	955.836
Beneficios y complementos de sueldos y salarios	1.344.755
Aportes patronales	230.108
Prestaciones sociales y otras indemnizaciones	294.048
Compra de bienes y servicios	4.110.542
Bienes de consumo	569.162
Servicios no personales	3.541.380
TRANSFERENCIAS Y DONACIONES CORRIENTES	674.199
Al sector privado	616.400
Transferencias corrientes al sector privado	616.400
Directas a personas	616.400
Otras transferencias directas a personas	616.400
Al sector público	57.799
Transferencias corrientes al sector público	57.799
A instituciones de protección social	57.799
GASTOS DE CAPITAL	**97.000**
INVERSIÓN REAL DIRECTA	97.000
Formación bruta de capital fijo	97.000
Maquinaria, equipos y otros bienes muebles	97.000
TOTAL GASTOS	**7.706.488**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118060	Formación en carreras	Matrícula			147		1.200.730			1.200.730
118092	Formación de posgrado o estudios avanzados	Plan			1		1.120			1.120
118131	Investigación, innovación y gestión del conocimiento	Investigación			2		8.000			8.000
118185	Sistemas de recursos para la formación e intercambio académico	Usuario	54	120	147		1.200			1.200
118595	Sistemas de apoyo al desarrollo estudiantil	Servicio Prestado			147		3.692.635			3.692.635
118596	Intercambio y gestión del conocimiento con la sociedad	Comunidad			40		1.024			1.024
118598	Desarrollo y mantenimiento de la infraestructura física	Metro Cuadrado			3.500		280.000			280.000
	TOTAL						5.184.709			5.184.709

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		1.624.017			1.624.017
02	Gestión administrativa		897.762			897.762
	TOTAL		2.521.779			2.521.779

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	12	21		33	955.836		955.836
Directivo		3		3	120.060		120.060
Personal Administrativo	6	11		17	450.048		450.048
Personal Docente	6	7		13	385.728		385.728
TOTAL	12	21		33	955.836		955.836

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	2.824.747
4.02	Materiales, suministros y mercancías	569.162
4.03	Servicios no personales	3.541.380
4.04	Activos reales	97.000
4.07	Transferencias y donaciones	674.199
	TOTAL	7.706.488

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**7.706.488**
INGRESOS CORRIENTES ORDINARIOS	7.706.488
TRANSFERENCIAS CORRIENTES	7.706.488
Transferencias corrientes del sector público	7.706.488
Transferencias corrientes internas recibidas del sector público	7.706.488
De la República	7.706.488
Recursos Ordinarios	6.252.064
Gestión Fiscal	1.454.424
1.2 GASTOS CORRIENTES	**7.609.488**
GASTOS DE CONSUMO	6.935.289
Remuneraciones	2.824.747
Sueldos, salarios y otras retribuciones	955.836
Beneficios y complementos de sueldos y salarios	1.344.755
Aportes patronales	230.108
Prestaciones sociales y otras indemnizaciones	294.048
Compra de bienes y servicios	4.110.542
Bienes de consumo	569.162
Servicios no personales	3.541.380
TRANSFERENCIAS Y DONACIONES CORRIENTES	674.199
Al sector privado	616.400
Transferencias corrientes al sector privado	616.400
Directas a personas	616.400
Otras transferencias directas a personas	616.400
Al sector público	57.799
Transferencias corrientes al sector público	57.799
A instituciones de protección social	57.799
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**97.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**97.000**
RECURSOS PROPIOS DE CAPITAL	97.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Ahorro en cuenta corriente	97.000
2.2 GASTOS DE CAPITAL	**97.000**
INVERSIÓN REAL DIRECTA	97.000
Formación bruta de capital fijo	97.000
Maquinaria, equipos y otros bienes muebles	97.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A1322

Universidad Nacional Experimental de las Artes (UNEARTE)

UNIVERSIDAD NACIONAL EXPERIMENTAL DE LAS ARTES (UNEARTE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Nacional Experimental de las Artes (UNEARTE), fue creada en el año 2008, dentro del marco del Programa Alma Mater, surge con el fin de reivindicar los procesos relacionados con la intuición, imaginación, sensibilidad, sentimiento y emoción, como elementos fundamentales de la experiencia del arte; entendiendo que la enseñanza y la valoración de éstas son parte indispensable, en el proceso de construcción de ciudadanía con vocación humanista.

Su misión es formar profesionales en el campo artístico, humanistas críticos, comprometidos con el país; creativos, participativos y protagónicos, sensibles ante los procesos de transformación social, capaces de enfrentar, desde el terreno artístico, los nuevos retos y cambios históricos, a través de una construcción colectiva, transdisciplinaria, democrática y de diálogo, que involucre a la comunidad universitaria y a todos los actores sociales, para hacer de la educación y el arte hechos sociales transformadores, con énfasis en la creación intelectual y cultural, el poder popular y la visión geoestratégica del desarrollo territorial.

UNEARTE, ofrece la posibilidad de desarrollar áreas de conocimiento vinculadas con las artes; convocar el talento humano necesario para enriquecer los programas de formación; conformar y vigorizar comunidades concentradas en la investigación; contribuir con el desarrollo profesional de los docentes; impulsar redes de innovación y mejoramiento de los programas académicos, producción de textos y materiales educativos, en el ámbito de las Artes Plásticas, la Danza, la Música, el Teatro y las Artes Audiovisuales.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**62.074.598**
INGRESOS CORRIENTES ORDINARIOS	62.074.598
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	425.000
Venta de otros bienes y servicios	425.000
INGRESOS DE LA PROPIEDAD	425.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	425.000
Alquileres	425.000
TRANSFERENCIAS CORRIENTES	61.224.598
Transferencias corrientes del sector público	61.224.598
Transferencias corrientes internas recibidas del sector público	61.224.598
De la República	61.224.598
INGRESOS DE CAPITAL	**1.864.959**
RECURSOS PROPIOS DE CAPITAL	1.864.959
Incremento de la depreciación y amortización acumuladas	1.864.959
FUENTES DE FINANCIAMIENTO	**4.038.609**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.038.609
Disminución de otros activos financieros	4.038.609
Disminución de disponibilidades	3.119.166
Disminución de bancos	3.119.166
Disminución de cuentas por cobrar a corto plazo	919.443
Disminución de cuentas comerciales por cobrar a corto plazo	919.443
TOTAL RECURSOS	**67.978.166**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**63.939.557**
GASTOS DE CONSUMO	59.871.040
Remuneraciones	46.212.821
Sueldos, salarios y otras retribuciones	12.469.182
Beneficios y complementos de sueldos y salarios	18.138.427
Aportes patronales	2.776.494
Prestaciones sociales y otras indemnizaciones	3.562.736
Asistencia socioeconómica	9.265.982
Compra de bienes y servicios	11.204.992
Bienes de consumo	1.961.209
Servicios no personales	9.243.783
Impuestos indirectos	588.268
Depreciación y amortización	1.864.959
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.068.517
Al sector privado	4.068.517
Transferencias corrientes al sector privado	4.008.517
Directas a personas	4.008.517
Pensiones y otros beneficios asociados	292.448
Jubilaciones y otros beneficios asociados	2.084.341
Otras transferencias directas a personas	1.631.728
Donaciones corrientes al sector privado	60.000
Donaciones a personas	60.000
APLICACIONES FINANCIERAS	**4.038.609**
DISMINUCIÓN DE PASIVOS	4.038.609
Disminución de cuentas y efectos por pagar	4.038.609
Disminución de cuentas y efectos por pagar a corto plazo	4.038.609
Disminución de sueldos, salarios y otras remuneraciones por pagar	4.038.609
TOTAL GASTOS	**67.978.166**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117577	Programas nacionales de formación	Matricula			2.164		6.282.444			6.282.444
117655	Formación en carreras	Matricula			816		4.434.018			4.434.018
117691	Formación de postgrado o estudios avanzados	Matricula			144		220.919			220.919
117707	Investigación, innovación y gestión del conocimiento	Investigación			248		2.990.263			2.990.263
117747	Sistema de recursos para la formación e intercambio académico	Usuario	35.362	28.933	64.295		2.107.667			2.107.667
117791	Sistemas de apoyo al desarrollo estudiantil	Servicio			265.878		11.357.654			11.357.654
117836	Intercambio y gestión del conocimiento con la sociedad	Comunidad			55	150.000	4.192.303			4.342.303
117866	Desarrollo y mantenimiento de infraestructura fisica	Metro Cuadrado			22.493		6.802.373			6.802.373
117906	Territorialización y municipalización de la educación universitaria	Plan			11		1.200.742			1.200.742
	TOTAL					150.000	39.588.383			39.738.383

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		16.995.058			16.995.058
02	Gestión administrativa	6.603.568	2.264.368			8.867.936
03	Previsión y protección social		2.376.789			2.376.789
	TOTAL	6.603.568	21.636.215			28.239.783

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**179**	**173**		**352**	**7.544.781**		**7.544.781**
Alto Nivel y de Dirección	1			1	46.494		46.494
Directivo	19	10		29	787.077		787.077
Profesional y Técnico	75	24		99	2.046.600		2.046.600
Personal Administrativo	8	9		17	313.344		313.344
Personal Docente	48	62		110	2.581.794		2.581.794
Obrero	28	68		96	1.769.472		1.769.472
Personal Fijo a Tiempo Parcial	**26**	**54**		**80**	**757.980**		**757.980**
Personal Docente	26	54		80	757.980		757.980
Personal Contratado	**94**	**129**		**223**	**4.166.421**		**4.166.421**
Profesional y Técnico	41	30		71	1.465.785		1.465.785
Personal Administrativo	18	5		23	423.936		423.936
Personal Docente	18	36		54	894.300		894.300
Obrero	17	58		75	1.382.400		1.382.400
TOTAL	**299**	**356**		**655**	**12.469.182**		**12.469.182**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**5**	**1**	**6**	**292.448**
Alto Nivel y de Dirección	1		1	55.848
Obreros	4	1	5	236.600
Jubilados	**22**	**12**	**34**	**2.084.341**
Alto Nivel y de Dirección	3	4	7	591.380
Obreros		1	1	94.640
Empleados	4	1	5	245.467
Docentes	15	6	21	1.152.854
TOTAL	**27**	**13**	**40**	**2.376.789**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	46.212.821
4.02	Materiales, suministros y mercancías	1.961.209
4.03	Servicios no personales	9.832.051
4.07	Transferencias y donaciones	4.068.517
4.08	Otros gastos	1.864.959
4.11	Disminución de pasivos	4.038.609
	TOTAL	**67.978.166**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**62.074.598**
INGRESOS CORRIENTES ORDINARIOS	62.074.598
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	425.000
Venta de otros bienes y servicios	425.000
INGRESOS DE LA PROPIEDAD	425.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	425.000
Alquileres	425.000
TRANSFERENCIAS CORRIENTES	61.224.598
Transferencias corrientes del sector público	61.224.598
Transferencias corrientes internas recibidas del sector público	61.224.598
De la República	61.224.598
Recursos Ordinarios	48.620.410
Gestión Fiscal	12.604.188
1.2 GASTOS CORRIENTES	**63.939.557**
GASTOS DE CONSUMO	59.871.040
Remuneraciones	46.212.821
Sueldos, salarios y otras retribuciones	12.469.182
Beneficios y complementos de sueldos y salarios	18.138.427
Aportes patronales	2.776.494
Prestaciones sociales y otras indemnizaciones	3.562.736
Asistencia socioeconómica	9.265.982
Compra de bienes y servicios	11.204.992
Bienes de consumo	1.961.209
Servicios no personales	9.243.783
Impuestos indirectos	588.268
Depreciación y amortización	1.864.959
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.068.517
Al sector privado	4.068.517
Transferencias corrientes al sector privado	4.008.517
Directas a personas	4.008.517
Pensiones y otros beneficios asociados	292.448
Jubilaciones y otros beneficios asociados	2.084.341
Otras transferencias directas a personas	1.631.728

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
Donaciones corrientes al sector privado	60.000
Donaciones a personas	60.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.864.959)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**0**
Desahorro en cuenta corriente	(1.864.959)
Incremento de la depreciación y amortización acumuladas	1.864.959
2.2 GASTOS DE CAPITAL	**0**
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.038.609**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.038.609
Disminución de otros activos financieros	4.038.609
Disminución de disponibilidades	3.119.166
Disminución de bancos	3.119.166
Disminución de cuentas por cobrar a corto plazo	919.443
Disminución de cuentas comerciales por cobrar a corto plazo	919.443
3.2 APLICACIONES FINANCIERAS	**4.038.609**
DISMINUCIÓN DE PASIVOS	4.038.609
Disminución de cuentas y efectos por pagar	4.038.609
Disminución de cuentas y efectos por pagar a corto plazo	4.038.609
Disminución de sueldos, salarios y otras remuneraciones por pagar	4.038.609

A1350

Universidad Bolivariana de Trabajadores "Jesús Rivero"

UNIVERSIDAD BOLIVARIANA DE TRABAJADORES "JESÚS RIVERO"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Presupuesto de la Universidad Bolivariana de Trabajadores "Jesús Rivero", continuar la gestión de los proyectos encaminados a dar cumplimiento a las políticas de desarrollo económico social de la Nación, contenidas en el Plan Nacional Simón Bolívar, Primer Proyecto Socialista 2007-2013.

Las actividades académicas de la Universidad están fundamentadas en la fusión del estudio, el trabajo y la investigación en los centros de producción, cuyo fin es la soberanía tecnológica, las mismas son costeadas por las empresas cuyos trabajadores se constituyen en la UBTJR y la cuota asignada por el Ejecutivo.

Los costos de los proyectos de formación, serán responsabilidad de las empresas y el recurso humano será atendido, en función a lo establecido en la Ley de Universidades y el Marco Jurídico vigente en la materia.

En virtud de las nuevas exigencias de la realidad de nuestra Educación Universitaria, en su proceso de promover el nuevo modelo, ante la transformación socio política imperante, el conocimiento pasa a jugar un papel relevante en el acontecer revolucionario socialista, donde la formación integral de los valores históricos y la vinculación comunitaria, es la raíz del mismo.

Las características del nuevo ciudadano (a), están orientadas al fortalecimiento de una visión integral de su mundo, donde sea capaz de profundizar, relacionar y contextualizar los conocimientos científicos y tecnológicos, junto a los saberes ancestrales y cotidianos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**1.626.322**
INGRESOS CORRIENTES ORDINARIOS	1.626.322
TRANSFERENCIAS CORRIENTES	1.626.322
Transferencias corrientes del sector público	1.626.322
Transferencias corrientes internas recibidas del sector público	1.626.322
De la República	1.626.322
TOTAL RECURSOS	**1.626.322**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**1.626.322**
GASTOS DE CONSUMO	1.626.322
Remuneraciones	1.437.560
Sueldos, salarios y otras retribuciones	856.460
Beneficios y complementos de sueldos y salarios	581.100
Compra de bienes y servicios	188.762
Bienes de consumo	55.556
Servicios no personales	133.206
TOTAL GASTOS	**1.626.322**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117776	Programas nacionales de formación	Matrícula			4.982		650.529			650.529
117854	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			1.000		11.326			11.326
	TOTAL						661.855			661.855

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		907.826			907.826
02	Gestión administrativa		56.641			56.641
	TOTAL		964.467			964.467

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**13**	**5**	**10**	**28**	**856.460**		**856.460**
Personal Administrativo	3	1	10	14	439.078		439.078
Personal Docente	10	4		14	417.382		417.382
TOTAL	**13**	**5**	**10**	**28**	**856.460**		**856.460**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	1.437.560
4.02	Materiales, suministros y mercancías	55.556
4.03	Servicios no personales	133.206
	TOTAL	**1.626.322**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.626.322**
INGRESOS CORRIENTES ORDINARIOS	1.626.322
TRANSFERENCIAS CORRIENTES	1.626.322
Transferencias corrientes del sector público	1.626.322
Transferencias corrientes internas recibidas del sector público	1.626.322
De la República	1.626.322
Recursos Ordinarios	1.251.322
Gestión Fiscal	375.000
1.2 GASTOS CORRIENTES	**1.626.322**
GASTOS DE CONSUMO	1.626.322
Remuneraciones	1.437.560
Sueldos, salarios y otras retribuciones	856.460
Beneficios y complementos de sueldos y salarios	581.100
Compra de bienes y servicios	188.762
Bienes de consumo	55.556
Servicios no personales	133.206
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	**0**

A1364

Universidad Politécnica Territorial del Alto Apure Pedro Camejo

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ALTO APURE PEDRO CAMEJO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Politécnica Territorial del Alto Apure Pedro Camejo, nace según Gaceta Oficial Extraordinaria de la República Bolivariana de Venezuela N° 5.987, de fecha 16 de julio de 2010, con sede en el Estado Apure, en el marco de la Misión Alma Mater, como Universidad Nacional Experimental.

La Universidad, tiene como encargo social contribuir activamente al desarrollo endógeno integral y sustentable en su área de influencia territorial, con la participación activa y permanente del poder popular, abarcando múltiples campos de estudio, bajo enfoques inter y transdisciplinario, para abordar los problemas y retos de su contexto territorial, de acuerdo con las necesidades del pueblo a partir de las realidades geo-históricas, culturales, sociales y productivas, ayudando a conformar un nueva geopolítica nacional.

La Universidad se dispondrá a promover el desarrollo local a través de actividades académicas mejoradas y la realización de actividades de extensión universitaria o vinculación social; generando frutos importantes como el estudio de necesidades en las comunidades, el asesoramiento en conjunto con los consejos comunales en cuanto a la elaboración de proyectos, planes de desarrollo sustentable en actividades productivas, apoyo a través de servicios de maquinaria e implementos agrícolas para la producción, entre otros.

La actividad principal de la Universidad será desarrollar una formación integral de alto nivel, en estrecha relación con las comunidades, vinculada a los problemas, retos y proyectos en el contexto territorial, en la lucha por la erradicación de todas las formas de opresión, explotación, dominación y discriminación.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**30.306.325**
INGRESOS CORRIENTES ORDINARIOS	30.306.325
TRANSFERENCIAS CORRIENTES	30.306.325
Transferencias corrientes del sector público	30.306.325
Transferencias corrientes internas recibidas del sector público	30.306.325
De la República	30.306.325
FUENTES DE FINANCIAMIENTO	**143.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	143.000
Disminución de otros activos financieros	143.000
Disminución de disponibilidades	143.000
Disminución de bancos	143.000
TOTAL RECURSOS	**30.449.325**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**29.379.725**
GASTOS DE CONSUMO	26.531.348
Remuneraciones	16.802.999
Sueldos, salarios y otras retribuciones	7.010.004
Beneficios y complementos de sueldos y salarios	4.446.273
Aportes patronales	702.240
Prestaciones sociales y otras indemnizaciones	1.641.402
Asistencia socioeconómica	1.971.080
Otros gastos de personal	1.032.000
Compra de bienes y servicios	9.413.441
Bienes de consumo	3.228.355
Servicios no personales	6.185.086
Impuestos indirectos	314.908
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.848.377
Al sector privado	2.848.377
Transferencias corrientes al sector privado	2.848.377
A instituciones sin fines de lucro	227.297
Otras transferencias corrientes internas al sector privado	2.621.080
GASTOS DE CAPITAL	**926.600**
INVERSIÓN REAL DIRECTA	926.600
Formación bruta de capital fijo	926.600
Maquinaria, equipos y otros bienes muebles	926.600
APLICACIONES FINANCIERAS	**143.000**
DISMINUCIÓN DE PASIVOS	143.000
Disminución de cuentas y efectos por pagar	143.000
Disminución de cuentas y efectos por pagar a corto plazo	84.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	84.000
Disminución de cuentas y efectos por pagar a mediano y largo plazo	59.000
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	59.000
TOTAL GASTOS	**30.449.325**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118496	Intercambio y gestión del conocimiento con la sociedad	Comunidad			20		260.000			260.000
118497	Sistema de apoyo al desarrollo estudiantil	Alumno Atendido			2.137		6.771.297			6.771.297
118533	Programa nacional de formación	Matrícula			2.137		10.295.591			10.295.591
118534	Investigación, innovación y gestión del conocimiento	Investigación			43		250.000			250.000
118542	Formación de postgrado o estudios avanzados	Matrícula			120		150.000			150.000
118549	Territorialización y municipalización de la educación universitaria	Plan			1		175.255			175.255
118552	Sistema de recursos para la formación e intercambio académico	Usuario	862	1.291	863		950.000			950.000
118554	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			9.129		4.518.437			4.518.437
TOTAL							23.370.580			23.370.580

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		5.388.971			5.388.971
02	Gestión administrativa	143.000	1.546.774			1.689.774
TOTAL		143.000	6.935.745			7.078.745

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**31**	**33**		**64**	**2.353.104**		**2.353.104**
Alto Nivel y de Dirección		1		1	42.060		42.060
Profesional y Técnico	11	5		16	417.864		417.864
Personal Administrativo	1			1	24.564		24.564
Personal Docente	19	27		46	1.868.616		1.868.616
Personal Contratado	**44**	**64**		**108**	**2.960.880**		**2.960.880**
Profesional y Técnico	13	9		22	566.904		566.904
Personal Administrativo	9	1		10	245.640		245.640
Personal Docente	16	29		45	1.386.852		1.386.852
Obrero	6	25		31	761.484		761.484
TOTAL	**75**	**97**		**172**	**5.313.984**		**5.313.984**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	16.802.999
4.02	Materiales, suministros y mercancías	3.228.355
4.03	Servicios no personales	6.499.994
4.04	Activos reales	926.600
4.07	Transferencias y donaciones	2.848.377
4.11	Disminución de pasivos	143.000
	TOTAL	**30.449.325**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**30.306.325**
INGRESOS CORRIENTES ORDINARIOS	30.306.325
TRANSFERENCIAS CORRIENTES	30.306.325
Transferencias corrientes del sector público	30.306.325
Transferencias corrientes internas recibidas del sector público	30.306.325
De la República	30.306.325
Recursos Ordinarios	24.953.660
Gestión Fiscal	5.352.665
1.2 GASTOS CORRIENTES	**29.379.725**
GASTOS DE CONSUMO	26.531.348
Remuneraciones	16.802.999
Sueldos, salarios y otras retribuciones	7.010.004
Beneficios y complementos de sueldos y salarios	4.446.273
Aportes patronales	702.240
Prestaciones sociales y otras indemnizaciones	1.641.402
Asistencia socioeconómica	1.971.080
Otros gastos de personal	1.032.000
Compra de bienes y servicios	9.413.441
Bienes de consumo	3.228.355
Servicios no personales	6.185.086
Impuestos indirectos	314.908
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.848.377
Al sector privado	2.848.377
Transferencias corrientes al sector privado	2.848.377
A instituciones sin fines de lucro	227.297
Otras transferencias corrientes internas al sector privado	2.621.080
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**926.600**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**926.600**
RECURSOS PROPIOS DE CAPITAL	926.600
Ahorro en cuenta corriente	926.600
2.2 GASTOS DE CAPITAL	**926.600**
INVERSIÓN REAL DIRECTA	926.600
Formación bruta de capital fijo	926.600
Maquinaria, equipos y otros bienes muebles	926.600
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**143.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	143.000
Disminución de otros activos financieros	143.000
Disminución de disponibilidades	143.000
Disminución de bancos	143.000
3.2 APLICACIONES FINANCIERAS	**143.000**
DISMINUCIÓN DE PASIVOS	143.000
Disminución de cuentas y efectos por pagar	143.000
Disminución de cuentas y efectos por pagar a corto plazo	84.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	84.000
Disminución de cuentas y efectos por pagar a mediano y largo plazo	59.000
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	59.000

A1365

Universidad Politécnica Territorial del Estado Barinas José Félix Ribas

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO BARINAS JOSÉ FÉLIX RIBAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Politécnica Territorial del Estado Barinas "José Félix Ribas", es un instrumento del pueblo barinés para contribuir a su desarrollo integral y sustentable, en el marco de la construcción del socialismo bolivariano, a través de la formación integral de alto nivel en el área de Producción Agroalimentaria, Construcción Civil, Electricidad y Mecánica, para la generación y apropiación social del conocimiento y la vinculación activa con proyectos de desarrollo, empresas socialistas y comunidades, en función de las líneas estratégicas del Proyecto Nacional Simón Bolívar.

Esta universidad tiene como encargo social, contribuir activamente al desarrollo endógeno integral y sustentable en su área de influencia territorial, abordando los problemas y retos de su contexto de territorialidad, de acuerdo con las necesidades del pueblo, a partir de las realidades geohistóricas, culturales, sociales y productivas, ayudando a conformar una nueva geopolítica nacional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**39.862.265**
INGRESOS CORRIENTES ORDINARIOS	39.862.265
TRANSFERENCIAS CORRIENTES	39.862.265
Transferencias corrientes del sector público	39.862.265
Transferencias corrientes internas recibidas del sector público	39.862.265
De la República	39.862.265
FUENTES DE FINANCIAMIENTO	**1.810.960**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.810.960
Disminución de otros activos financieros	1.810.960
Disminución de disponibilidades	1.810.960
Disminución de bancos	1.810.960
TOTAL RECURSOS	**41.673.225**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**39.109.255**
GASTOS DE CONSUMO	37.537.406
Remuneraciones	30.273.443
Sueldos, salarios y otras retribuciones	10.097.829
Beneficios y complementos de sueldos y salarios	7.008
Aportes patronales	1.477.548
Prestaciones sociales y otras indemnizaciones	2.317.978
Asistencia socioeconómica	4.627.427
Otros gastos de personal	11.745.653
Compra de bienes y servicios	6.868.035
Bienes de consumo	1.301.517
Servicios no personales	5.566.518
Impuestos indirectos	395.928
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.571.849
Al sector privado	1.272.882
Donaciones corrientes al sector privado	1.272.882
Donaciones a personas	1.242.882
Donaciones a instituciones sin fines de lucro	30.000
Al sector público	298.967
Transferencias corrientes al sector público	298.967
A los entes descentralizados sin fines empresariales para sus gastos	298.967
GASTOS DE CAPITAL	**1.363.970**
INVERSIÓN REAL DIRECTA	1.363.970
Formación bruta de capital fijo	1.363.970
Maquinaria, equipos y otros bienes muebles	1.363.970
APLICACIONES FINANCIERAS	**1.200.000**
DISMINUCIÓN DE PASIVOS	1.200.000
Disminución de cuentas y efectos por pagar	1.200.000
Disminución de cuentas y efectos por pagar a corto plazo	1.200.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.200.000
TOTAL GASTOS	**41.673.225**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117241	Programas nacionales de formación	Matricula			3.500		15.637.407			15.637.407
117411	Formación de postgrado o estudios avanzados	Matricula			360		136.288			136.288
117457	Investigación, innovación y gestión del conocimiento.	Proyecto			400		268.265			268.265
117555	Sistema de recursos para la formación e intercambio académico.	Usuario Atendido	1.627	1.906	3.533		550.000			550.000
117636	Sistema de apoyo al desarrollo estudiantil.	Plan			5		3.933.710			3.933.710
117708	Intercambio y gestión del conocimiento con la sociedad.	Comunidad Organizada y Participante			15		465.000			465.000
117865	Territorialización y municipalización de la educación universitaria.	Plan			2		1.167.416			1.167.416
117957	Desarrollo y mantenimiento de la infraestructura.	Plan			1		5.559.396			5.559.396
	TOTAL						27.717.482			27.717.482

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		10.801.910			10.801.910
02	Gestión administrativa	1.810.960	1.342.873			3.153.833
	TOTAL	1.810.960	12.144.783			13.955.743

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**41**	**29**	**25**	**95**	**2.341.588**	**7.008**	**2.348.596**
Alto Nivel y de Dirección		1		1	70.968		70.968
Profesional y Técnico	25	5	7	37	880.002	7.008	887.010
Personal Administrativo	4	2	8	14	245.760		245.760
Personal Docente	1	1		2	128.976		128.976
Obrero	11	20	10	41	1.015.882		1.015.882
Personal Contratado	**83**	**127**		**210**	**7.756.241**		**7.756.241**
Directivo	1	4		5	215.088		215.088
Profesional y Técnico	28	13		41	1.072.464		1.072.464
Personal Administrativo	14	1		15	366.592		366.592
Personal Docente	40	109		149	6.102.097		6.102.097
TOTAL	**124**	**156**	**25**	**305**	**10.097.829**	**7.008**	**10.104.837**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	30.273.443
4.02	Materiales, suministros y mercancías	1.301.517
4.03	Servicios no personales	5.962.446
4.04	Activos reales	1.363.970
4.07	Transferencias y donaciones	1.571.849
4.11	Disminución de pasivos	1.200.000
	TOTAL	**41.673.225**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**39.862.265**
INGRESOS CORRIENTES ORDINARIOS	39.862.265
TRANSFERENCIAS CORRIENTES	39.862.265
Transferencias corrientes del sector público	39.862.265
Transferencias corrientes internas recibidas del sector público	39.862.265
De la República	39.862.265
Recursos Ordinarios	33.759.947
Gestión Fiscal	6.102.318
1.2 GASTOS CORRIENTES	**39.109.255**
GASTOS DE CONSUMO	37.537.406
Remuneraciones	30.273.443
Sueldos, salarios y otras retribuciones	10.097.829
Beneficios y complementos de sueldos y salarios	7.008
Aportes patronales	1.477.548
Prestaciones sociales y otras indemnizaciones	2.317.978
Asistencia socioeconómica	4.627.427
Otros gastos de personal	11.745.653
Compra de bienes y servicios	6.868.035
Bienes de consumo	1.301.517
Servicios no personales	5.566.518
Impuestos indirectos	395.928
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.571.849
Al sector privado	1.272.882
Donaciones corrientes al sector privado	1.272.882
Donaciones a personas	1.242.882
Donaciones a instituciones sin fines de lucro	30.000
Al sector público	298.967
Transferencias corrientes al sector público	298.967
A los entes descentralizados sin fines empresariales para sus gastos	298.967
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**753.010**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**753.010**
RECURSOS PROPIOS DE CAPITAL	753.010
Ahorro en cuenta corriente	753.010
2.2 GASTOS DE CAPITAL	**1.363.970**
INVERSIÓN REAL DIRECTA	1.363.970
Formación bruta de capital fijo	1.363.970
Maquinaria, equipos y otros bienes muebles	1.363.970
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(610.960)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.810.960**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.810.960
Disminución de otros activos financieros	1.810.960
Disminución de disponibilidades	1.810.960
Disminución de bancos	1.810.960
3.2 APLICACIONES FINANCIERAS	**1.810.960**
DISMINUCIÓN DE PASIVOS	1.200.000
Disminución de cuentas y efectos por pagar	1.200.000
Disminución de cuentas y efectos por pagar a corto plazo	1.200.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.200.000
DÉFICIT FINANCIERO	610.960

A1366

Universidad Politécnica Territorial de Barlovento Argelia Laya

UNIVERSIDAD POLITÉCNICA TERRITORIAL DE BARLOVENTO ARGELIA LAYA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad nace en el marco de la Misión Alma Mater, como Universidad Nacional Experimental, con personalidad jurídica y patrimonio propio distinto al de la República Bolivariana de Venezuela. La Universidad desarrollará sedes con proyectos y programas académicos de formación intelectual, desarrollo tecnológico, innovación, asesoría y vinculación social en el territorio Barloventeño, mediante la articulación de la Misión Sucre y a través de alianzas con otras instituciones de educación universitaria y otras de la administración pública y privada.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**47.229.937**
INGRESOS CORRIENTES ORDINARIOS	47.229.937
TRANSFERENCIAS CORRIENTES	47.229.937
Transferencias corrientes del sector público	47.229.937
Transferencias corrientes internas recibidas del sector público	47.229.937
De la República	47.229.937
TOTAL RECURSOS	**47.229.937**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**47.137.472**
GASTOS DE CONSUMO	42.026.058
Remuneraciones	40.061.058
Sueldos, salarios y otras retribuciones	16.551.362
Beneficios y complementos de sueldos y salarios	9.853.125
Aportes patronales	2.044.200
Prestaciones sociales y otras indemnizaciones	5.083.536
Asistencia socioeconómica	5.380.835
Otros gastos de personal	1.148.000
Compra de bienes y servicios	1.915.000
Bienes de consumo	546.500
Servicios no personales	1.368.500
Impuestos indirectos	50.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.111.414
Al sector privado	4.757.190
Transferencias corrientes al sector privado	4.757.190
Directas a personas	4.757.190
Pensiones y otros beneficios asociados	304.674
Jubilaciones y otros beneficios asociados	3.620.516
Otras transferencias directas a personas	832.000
Al sector público	354.224
Transferencias corrientes al sector público	354.224
A los entes descentralizados sin fines empresariales para sus gastos	354.224
GASTOS DE CAPITAL	**92.465**
INVERSIÓN REAL DIRECTA	92.465
Formación bruta de capital fijo	92.465
Maquinaria, equipos y otros bienes muebles	92.465
TOTAL GASTOS	**47.229.937**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117697	Territorialización y municipalización de la educación universitaria	Proyecto			10		5.000			5.000
117774	Formación en carreras	Matrícula			43		4.918.780			4.918.780
117788	Desarrollo y mantenimiento de la infraestructura	Plan			4		7.155.761			7.155.761
117842	Programas nacionales de formación	Alumno Atendido	2.800	2.200	5.000		13.819.843			13.819.843
117870	Investigación, innovación y gestión del conocimiento	Investigación			103		308.135			308.135
117956	Sistema de recursos para la información e intercambio académico	Usuario Atendido	2.800	2.200	5.000		584.283			584.283
118152	Intercambio y gestión del conocimiento con la sociedad	Actividad			56		1.658.755			1.658.755
118203	Sistema de apoyo al desarrollo estudiantil	Estudiante			5.000		3.531.265			3.531.265
	TOTAL						31.981.822			31.981.822

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		10.782.460			10.782.460
02	Gestión administrativa		540.465			540.465
03	Previsión y protección social		3.925.190			3.925.190
	TOTAL		**15.248.115**			**15.248.115**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**64**	**72**		**136**	**4.629.416**		**4.629.416**
Profesional y Técnico	25	11		36	989.784		989.784
Personal Administrativo	8			8	196.608		196.608
Personal Docente	15	15		30	1.906.800		1.906.800
Obrero	16	46		62	1.536.224		1.536.224
Personal Contratado	**113**	**133**		**246**	**6.535.626**		**6.535.626**
Directivo		3		3	128.220		128.220
Profesional y Técnico	25	3		28	734.616		734.616
Personal Administrativo	6	4		10	241.529		241.529
Personal Docente	68	91		159	4.283.460		4.283.460
Obrero	14	32		46	1.147.801		1.147.801
TOTAL	**177**	**205**		**382**	**11.165.042**		**11.165.042**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1**	**3**	**4**	**304.674**
Docentes	1	3	4	304.674
Jubilados	**24**	**17**	**41**	**3.620.516**
Obreros	1		1	70.421
Empleados	11	1	12	810.646
Docentes	12	16	28	2.739.449
TOTAL	**25**	**20**	**45**	**3.925.190**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	40.061.058
4.02	Materiales, suministros y mercancías	546.500
4.03	Servicios no personales	1.418.500
4.04	Activos reales	92.465
4.07	Transferencias y donaciones	5.111.414
	TOTAL	**47.229.937**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**47.229.937**
INGRESOS CORRIENTES ORDINARIOS	47.229.937
TRANSFERENCIAS CORRIENTES	47.229.937
Transferencias corrientes del sector público	47.229.937
Transferencias corrientes internas recibidas del sector público	47.229.937
De la República	47.229.937
Recursos Ordinarios	38.867.750
Gestión Fiscal	8.362.187
1.2 GASTOS CORRIENTES	**47.137.472**
GASTOS DE CONSUMO	42.026.058
Remuneraciones	40.061.058
Sueldos, salarios y otras retribuciones	16.551.362
Beneficios y complementos de sueldos y salarios	9.853.125
Aportes patronales	2.044.200
Prestaciones sociales y otras indemnizaciones	5.083.536
Asistencia socioeconómica	5.380.835
Otros gastos de personal	1.148.000
Compra de bienes y servicios	1.915.000
Bienes de consumo	546.500
Servicios no personales	1.368.500
Impuestos indirectos	50.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.111.414
Al sector privado	4.757.190
Transferencias corrientes al sector privado	4.757.190
Directas a personas	4.757.190
Pensiones y otros beneficios asociados	304.674
Jubilaciones y otros beneficios asociados	3.620.516
Otras transferencias directas a personas	832.000
Al sector público	354.224
Transferencias corrientes al sector público	354.224
A los entes descentralizados sin fines empresariales para sus gastos	354.224
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**92.465**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**92.465**
RECURSOS PROPIOS DE CAPITAL	92.465
Ahorro en cuenta corriente	92.465
2.2 GASTOS DE CAPITAL	**92.465**
INVERSIÓN REAL DIRECTA	92.465
Formación bruta de capital fijo	92.465
Maquinaria, equipos y otros bienes muebles	92.465
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A1367

Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO LARA ANDRÉS ELOY BLANCO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco, persigue ser una universidad de excelencia en la generación de conocimientos producto de la gestión/actividad de investigación y de extensión, en estrecha correspondencia con la sociedad del conocimiento y la cultura de la ciencia que existe en el siglo XXI, destina los recursos presupuestarios hacia el fortalecimiento institucional en el mercado ocupacional, dando cumplimiento a las diferentes normativas legales en la formación de profesional a corto/mediano plazo, con un nivel de conciencia que le permita asumir sus responsabilidades en una sociedad de iguales.

En este sentido, la Universidad busca consolidar la ampliación de la plataforma tecnológica comunicacional, creando las bases para la incorporación a futuro de la Educación a Distancia.

La creación y funcionamiento de la Misión Alma Mater, exige a las instituciones de Educación Universitaria, un reajuste académico administrativo, con la finalidad de proporcionar la base necesaria de una Educación Socialista. La Suprema felicidad social orienta las acciones a una transformación de la realidad educativa tales como: adecuar el sistema educativo al modelo productivo socialista, fortalecer e incentivar la investigación en el proceso educativo, desarrollar la educación intercultural bilingüe, garantizar el acceso al conocimiento para universalizar la educación universitaria con pertinencia social

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**197.894.509**
INGRESOS CORRIENTES ORDINARIOS	197.894.509
TRANSFERENCIAS CORRIENTES	197.894.509
Transferencias corrientes del sector público	197.894.509
Transferencias corrientes internas recibidas del sector público	197.894.509
De la República	197.894.509
FUENTES DE FINANCIAMIENTO	**157.864**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	157.864
Disminución de otros activos financieros	157.864
Disminución de disponibilidades	157.864
Disminución de bancos	157.864
TOTAL RECURSOS	**198.052.373**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**190.867.798**
GASTOS DE CONSUMO	141.598.643
Remuneraciones	109.651.193
Sueldos, salarios y otras retribuciones	28.388.980
Beneficios y complementos de sueldos y salarios	37.705.895
Aportes patronales	5.741.046
Prestaciones sociales y otras indemnizaciones	17.703.617
Asistencia socioeconómica	20.111.655
Compra de bienes y servicios	31.947.450
Bienes de consumo	14.141.421
Servicios no personales	17.806.029
TRANSFERENCIAS Y DONACIONES CORRIENTES	49.269.155
Al sector privado	49.269.155
Transferencias corrientes al sector privado	49.269.155
Directas a personas	49.269.155
Pensiones y otros beneficios asociados	1.581.146
Jubilaciones y otros beneficios asociados	44.399.240
Otras transferencias directas a personas	3.288.769
GASTOS DE CAPITAL	**7.026.711**
INVERSIÓN REAL DIRECTA	7.026.711
Formación bruta de capital fijo	6.927.713
Maquinaria, equipos y otros bienes muebles	6.927.713
Bienes intangibles	98.998
APLICACIONES FINANCIERAS	**157.864**
DISMINUCIÓN DE PASIVOS	157.864
Disminución de cuentas y efectos por pagar	157.864
Disminución de cuentas y efectos por pagar a corto plazo	157.864
Disminución cuentas por pagar a proveedores a corto plazo	157.864
TOTAL GASTOS	**198.052.373**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117496	Programas nacionales de formación	Matricula			10.265		44.758.428			44.758.428
117567	Formación en carrera	Matricula			2.221		15.611.886			15.611.886
117817	Formación de postgrado o estudios avanzados	Matricula			590		958.577			958.577
117905	Investigación, innovación y gestión del conocimiento	Investigación			17		500.080			500.080
118065	Sistema de recursos para la formación e intercambio académico	Usuario	22.334	9.573	31.907		12.280.014			12.280.014
118076	Sistema de apoyo al desarrollo estudiantil	Servicio Prestado			11		17.221.867			17.221.867
118141	Intercambio y gestión del conocimiento con la sociedad	Comunidad			9		3.640.407			3.640.407
118144	Desarrollo y mantenimiento de la infraestructura física	Metro Cuadrado			79.600		21.631.761			21.631.761
118162	Territorialización y municipalización de la educación universitaria	Plan			4		645.680			645.680
	TOTAL						117.248.700			117.248.700

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		26.310.228			26.310.228
02	Gestión administrativa	157.864	8.355.195			8.513.059
03	Previsión y protección social		45.980.386			45.980.386
	TOTAL	**157.864**	**80.645.809**			**80.803.673**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**174**	**125**	**55**	**354**	**15.769.617**		**15.769.617**
Alto Nivel y de Dirección	1			1	58.008		58.008
Directivo		1		1	70.968		70.968
Profesional y Técnico	36	9	3	48	3.565.008		3.565.008
Personal Administrativo	13	4	12	29	712.704		712.704
Personal Docente	82	50		132	7.832.313		7.832.313
Obrero	42	61	40	143	3.530.616		3.530.616
Personal Contratado	**460**	**299**		**759**	**12.296.265**		**12.296.265**
Directivo	1			1	15.295		15.295
Profesional y Técnico	132	73		205	3.008.586		3.008.586
Personal Administrativo	31	9		40	566.272		566.272
Personal Docente	283	208		491	8.390.720		8.390.720
Obrero	13	9		22	315.392		315.392
TOTAL	**634**	**424**	**55**	**1.113**	**28.065.882**		**28.065.882**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**19**	**10**	**29**	**1.581.146**
Obreros	3		3	144.248
Empleados	3		3	128.709
Docentes	13	10	23	1.308.189
Jubilados	**181**	**173**	**354**	**44.399.240**
Obreros	20	32	52	4.002.393
Empleados	63	23	86	7.237.049
Docentes	98	118	216	33.159.798
TOTAL	**200**	**183**	**383**	**45.980.386**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	109.651.193
4.02	Materiales, suministros y mercancías	14.141.421
4.03	Servicios no personales	17.806.029
4.04	Activos reales	7.026.711
4.07	Transferencias y donaciones	49.269.155
4.11	Disminución de pasivos	157.864
	TOTAL	**198.052.373**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**197.894.509**
INGRESOS CORRIENTES ORDINARIOS	197.894.509
TRANSFERENCIAS CORRIENTES	197.894.509
Transferencias corrientes del sector público	197.894.509
Transferencias corrientes internas recibidas del sector público	197.894.509
De la República	197.894.509
Recursos Ordinarios	163.145.457
Gestión Fiscal	34.749.052
1.2 GASTOS CORRIENTES	**190.867.798**
GASTOS DE CONSUMO	141.598.643
Remuneraciones	109.651.193
Sueldos, salarios y otras retribuciones	28.388.980
Beneficios y complementos de sueldos y salarios	37.705.895
Aportes patronales	5.741.046
Prestaciones sociales y otras indemnizaciones	17.703.617
Asistencia socioeconómica	20.111.655
Compra de bienes y servicios	31.947.450
Bienes de consumo	14.141.421
Servicios no personales	17.806.029
TRANSFERENCIAS Y DONACIONES CORRIENTES	49.269.155
Al sector privado	49.269.155
Transferencias corrientes al sector privado	49.269.155
Directas a personas	49.269.155
Pensiones y otros beneficios asociados	1.581.146
Jubilaciones y otros beneficios asociados	44.399.240
Otras transferencias directas a personas	3.288.769
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**7.026.711**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**7.026.711**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
RECURSOS PROPIOS DE CAPITAL	7.026.711
Ahorro en cuenta corriente	7.026.711
2.2 GASTOS DE CAPITAL	**7.026.711**
INVERSIÓN REAL DIRECTA	7.026.711
Formación bruta de capital fijo	6.927.713
Maquinaria, equipos y otros bienes muebles	6.927.713
Bienes intangibles	98.998
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**157.864**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	157.864
Disminución de otros activos financieros	157.864
Disminución de disponibilidades	157.864
Disminución de bancos	157.864
3.2 APLICACIONES FINANCIERAS	**157.864**
DISMINUCIÓN DE PASIVOS	157.864
Disminución de cuentas y efectos por pagar	157.864
Disminución de cuentas y efectos por pagar a corto plazo	157.864
Disminución cuentas por pagar a proveedores a corto plazo	157.864

A1368

Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL NORTE DEL TÁCHIRA MANUELA SAENZ

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Consciente de su responsabilidad social la Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz, ha decidido mirar a su interior con el fin de autoanalizarse, para luego proyectarse a través de una planificación lo más ajustada a su misión Institucional. En tal sentido, busca concretar el documento fundamentado en la Constitución de la Republica Bolivariana de Venezuela, el Plan para el Desarrollo Social de la Nación 2007-2013, la administración de los Programas Nacionales de Formación, Ley de Ciencia, Tecnología e Innovación, además de los Objetivos Estratégicos e Institucionales, los cuales conlleva como política fundamental, la Municipalización de la Educación Universitaria, basada en la filosofía del aprender haciendo, inclusión social y servicio comunal aspectos estos de suma importancia que orientarán su gestión en los próximos años hacia la mejora de la calidad y pertinencia social.

La misión fundamental de la Universidad, es la de ser una institución de carácter público que tiene como tarea fundamental formar integralmente a profesionales en las áreas de agroalimentación, industrial y ambiente, con énfasis en el trabajo creador, productivo y autónomo. A lo largo del período de preparación, los estudiantes serán formados, con gran sensibilidad humana, espíritu emprendedor, compromiso social, conciencia ecológica, con profundos valores éticos, patrióticos y democráticos. Estas cualidades permitirán a los profesionales guiar de la mejor manera sus vidas y la de sus semejantes, resolver los problemas científicos, técnicos, económicos y sociales propios del contexto además de contribuir a elevar la calidad de vida personal, familiar, comunitaria y ambiental.

Su visión es consolidarse como una institución de educación universitaria de excelencia académica, con la participación de la comunidad universitaria y actores sociales protagónica de una formación integral y liberadora de cada hombre y cada mujer, a la vez, propulsar de la transformación socio-cultural y política orientada por los principios del desarrollo endógeno- sustentable, equidad, justicia social, soberanía nacional, paz y bien común.

OBJETIVOS:

- Fomentar la educación integral del futuro profesional universitario, con un claro compromiso social, ético y político, bajo valores de cooperación, solidaridad y justicia social.
- Contribuir con la atención del estudiante garantizando el ingreso, las condiciones para el desempeño estudiantil y una adecuada atención para mejorar los niveles de prosecución.
- Vincular a las comunidades con el ejercicio profesional a lo largo de todo el proyecto formativo así como fomentar promover y difundir las expresiones y representaciones de los diversos ámbitos del ser humano: intelectual, cultural y deportivo.
- Promover la preservación de la planta física, a través, del mantenimiento y conservación de los espacios físicos y mantenimiento de los bienes nacionales.
- Proponer una gestión académico-administrativa eficaz y eficiente, capaz de generar conocimiento y cumplir con la normativa vigente.
- Optimizar las actividades estratégicas, por medio de los planes establecidos, con la finalidad de responder a los proyectos productivos.

Desarrollar una estrecha vinculación con las comunidades y realidades ambientales y geográficas como el hecho real de que estamos en un estado evidentemente fronterizo.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**18.341.075**
INGRESOS CORRIENTES ORDINARIOS	18.341.075
TRANSFERENCIAS CORRIENTES	18.341.075
Transferencias corrientes del sector público	18.341.075
Transferencias corrientes internas recibidas del sector público	18.341.075
De la República	18.341.075
FUENTES DE FINANCIAMIENTO	**900.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	900.000
Disminución de otros activos financieros	900.000
Disminución de disponibilidades	900.000
Disminución de bancos	900.000
TOTAL RECURSOS	**19.241.075**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**18.224.075**
GASTOS DE CONSUMO	15.937.324
Remuneraciones	12.026.825
Sueldos, salarios y otras retribuciones	5.447.891
Beneficios y complementos de sueldos y salarios	3.191.631
Aportes patronales	1.136.927
Prestaciones sociales y otras indemnizaciones	1.039.857
Asistencia socioeconómica	739.877
Otros gastos de personal	470.642
Compra de bienes y servicios	3.910.499
Bienes de consumo	434.228
Servicios no personales	3.476.271
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.286.751
Al sector privado	2.286.751
Transferencias corrientes al sector privado	2.286.751
Directas a personas	2.286.751
Otras transferencias directas a personas	2.286.751
GASTOS DE CAPITAL	**117.000**
INVERSIÓN REAL DIRECTA	117.000
Formación bruta de capital fijo	117.000
Maquinaria, equipos y otros bienes muebles	117.000
APLICACIONES FINANCIERAS	**900.000**
DISMINUCIÓN DE PASIVOS	900.000
Disminución de cuentas y efectos por pagar	900.000
Disminución de cuentas y efectos por pagar a corto plazo	400.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	400.000
Disminución de cuentas y efectos por pagar a mediano y largo plazo	500.000
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	500.000
TOTAL GASTOS	**19.241.075**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117381	Programas nacionales de formación	Matricula			1.560		5.408.282			5.408.282
117471	Formación en carreras	Alumno Atendido	40	50	90		622.897			622.897
117512	Formación de postgrado o estudios avanzados	Usuario Atendido	31	40	71		26.644			26.644
117521	Investigación, innovación y gestión del conocimiento	Proyecto / Plan			47		25.692			25.692
117532	Sistema de recursos para la formación e intercambio académico	Usuario Atendido	780	780	1.560		29.360			29.360
117726	Sistemas de apoyo al desarrollo estudiantil	Estudiante			1.560		2.968.431			2.968.431
117862	Intercambio y gestión del conocimiento con la sociedad	Evento			20		68.215			68.215
118082	Desarrollo y mantenimiento de la infraestructura fisica	Metro Cuadrado			90		749.546			749.546
118102	Territorializacion y municipalización de la educación universitaria	Plan			9		32.920			32.920
	TOTAL						9.931.987			9.931.987

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		5.624.779			5.624.779
02	Gestión administrativa	900.000	2.784.309			3.684.309
	TOTAL	**900.000**	**8.409.088**			**9.309.088**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo		**1**		**1**	**70.968**		**70.968**
Alto Nivel y de Dirección		1		1	70.968		70.968
Personal Contratado	**59**	**82**		**141**	**4.165.849**		**4.165.849**
Directivo	1	2		3	120.324		120.324
Personal Administrativo	23	19		42	1.313.639		1.313.639
Personal Docente	30	56		86	2.486.184		2.486.184
Obrero	5	5		10	245.702		245.702
TOTAL	**59**	**83**		**142**	**4.236.817**		**4.236.817**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	12.026.825
4.02	Materiales, suministros y mercancías	434.228
4.03	Servicios no personales	3.476.271
4.04	Activos reales	117.000
4.07	Transferencias y donaciones	2.286.751
4.11	Disminución de pasivos	900.000
	TOTAL	**19.241.075**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**18.341.075**
INGRESOS CORRIENTES ORDINARIOS	18.341.075
TRANSFERENCIAS CORRIENTES	18.341.075
Transferencias corrientes del sector público	18.341.075
Transferencias corrientes internas recibidas del sector público	18.341.075
De la República	18.341.075
Recursos Ordinarios	15.227.713
Gestión Fiscal	3.113.362
1.2 GASTOS CORRIENTES	**18.224.075**
GASTOS DE CONSUMO	15.937.324
Remuneraciones	12.026.825
Sueldos, salarios y otras retribuciones	5.447.891
Beneficios y complementos de sueldos y salarios	3.191.631
Aportes patronales	1.136.927
Prestaciones sociales y otras indemnizaciones	1.039.857
Asistencia socioeconómica	739.877
Otros gastos de personal	470.642
Compra de bienes y servicios	3.910.499
Bienes de consumo	434.228
Servicios no personales	3.476.271
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.286.751
Al sector privado	2.286.751
Transferencias corrientes al sector privado	2.286.751
Directas a personas	2.286.751
Otras transferencias directas a personas	2.286.751
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**117.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**117.000**
RECURSOS PROPIOS DE CAPITAL	117.000
Ahorro en cuenta corriente	117.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**117.000**
INVERSIÓN REAL DIRECTA	117.000
Formación bruta de capital fijo	117.000
Maquinaria, equipos y otros bienes muebles	117.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**900.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	900.000
Disminución de otros activos financieros	900.000
Disminución de disponibilidades	900.000
Disminución de bancos	900.000
3.2 APLICACIONES FINANCIERAS	**900.000**
DISMINUCIÓN DE PASIVOS	900.000
Disminución de cuentas y efectos por pagar	900.000
Disminución de cuentas y efectos por pagar a corto plazo	400.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	400.000
Disminución de cuentas y efectos por pagar a mediano y largo plazo	500.000
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	500.000

A1369

Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO ARAGUA FEDERICO BRITO FIGUEROA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Universidad Politécnica Territorial del Estado Aragua "Federico Brito Figueroa" se crea mediante el Decreto N° 7.566 en la Gaceta Oficial de la República Bolivariana de Venezuela Extraordinaria N° 5.987, en el marco de la Misión Alma Mater, como Universidad Nacional Experimental, con personalidad jurídica y patrimonio propio, con sede inicial en la ciudad de la Victoria. La Universidad desarrollará proyectos, y programas académicos de formación, creación intelectual, desarrollo tecnológico, innovación, asesoría y vinculación social en todo el Estado Aragua, mediante la articulación con la Misión Sucre, a través de alianzas con otras instituciones de educación universitaria.

La Universidad Politécnica Territorial del Estado Aragua "Federico Brito Figueroa", se proyectará como una Institución científico educativa, moderna y de vanguardia, con capacidad de auto gestión, de reconocido prestigio regional, nacional e internacional por su excelencia académica y compromiso social, en la generación de los conocimientos científico competitivo, transferible a través de la formación integral de profesionales capacitados para interactuar con independencia y asertividad en sociedades globales y con capacidad de llevar adelante los cambios que el país necesita, que contribuyan a elevar la calidad de vida del ser humano, fortaleciendo así sus valores trascendentales y desarrollo integral.

Para el 2013 la Universidad Politécnica Territorial del Estado Aragua "Federico Brito Figueroa", estima:

- Constituirse en una Institución generadora de respuestas adecuadas, basadas en el desarrollo y consolidación del conocimiento como ventaja competitiva, que sea trasmitido por vía de la docencia y la extensión, fortaleciendo los procesos de cambio de la Institución y del país.
- Conducir un proceso de formación de un profesional hábil y útil, para ubicarse en un mundo competitivo, globalizado, integrado, regionalizado y en proceso acelerado de transformación, con base en resultado de una educación con calidad científica y pertinencia social.
- Consolidarse como una Universidad promotora en la concepción y adaptación de nuevos conocimientos e innovaciones tecnológica, conforme a las grandes transformaciones del mundo contemporáneo.
- Fomentar las potencialidades de producción de bienes y servicios competitivos como medio para fortalecer las funciones de investigación, docencia y extensión.
- Incrementar y consolidar las alianzas estratégicas nacionales e internacionales con el sector público y privado, en un proceso de cooperación para satisfacer necesidades mutuas.
- Transformar la gerencia universitaria basada en un modelo cultural centrado en las personas y en los procesos, tendente hacia la modernización de la Institución.

Igualmente orientará, los recursos hacia la continuación y culminación de los proyectos que están en proceso de ejecución, privilegiando la inversión en proyectos que representen un efecto multiplicador importante, en el nivel de empleo, en el marco de la concepción estratégica del desarrollo endógeno.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**114.029.850**
INGRESOS CORRIENTES ORDINARIOS	114.029.850
TRANSFERENCIAS CORRIENTES	114.029.850
Transferencias corrientes del sector público	114.029.850
Transferencias corrientes internas recibidas del sector público	114.029.850
De la República	114.029.850
FUENTES DE FINANCIAMIENTO	**8.110.097**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.110.097
Disminución de otros activos financieros	8.110.097
Disminución de disponibilidades	8.110.097
Disminución de caja	8.110.097
TOTAL RECURSOS	**122.139.947**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**111.474.947**
GASTOS DE CONSUMO	87.659.124
Remuneraciones	69.694.378
Sueldos, salarios y otras retribuciones	30.862.814
Beneficios y complementos de sueldos y salarios	17.759.911
Aportes patronales	4.090.083
Prestaciones sociales y otras indemnizaciones	8.010.551
Asistencia socioeconómica	7.861.309
Otros gastos de personal	1.109.710
Compra de bienes y servicios	17.964.746
Bienes de consumo	4.593.270
Servicios no personales	13.371.476
TRANSFERENCIAS Y DONACIONES CORRIENTES	23.815.823
Al sector privado	22.960.599
Transferencias corrientes al sector privado	22.960.599
Directas a personas	22.960.599
Pensiones y otros beneficios asociados	1.901.629
Jubilaciones y otros beneficios asociados	14.089.790
Otras transferencias directas a personas	6.969.180
Al sector público	855.224
Transferencias corrientes al sector público	855.224
A los entes descentralizados sin fines empresariales para sus gastos	855.224
GASTOS DE CAPITAL	**6.165.000**
INVERSIÓN REAL DIRECTA	6.165.000
Formación bruta de capital fijo	6.165.000
Maquinaria, equipos y otros bienes muebles	5.465.000
Construcciones de bienes de dominio privado	700.000
APLICACIONES FINANCIERAS	**4.500.000**
DISMINUCIÓN DE PASIVOS	4.500.000
Disminución de cuentas y efectos por pagar	4.500.000
Disminución de cuentas y efectos por pagar a corto plazo	4.500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	850.000
Disminución de aportes patronales y retenciones laborales por pagar	2.800.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	350.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	180.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	50.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	70.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	300.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	25.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	568.000
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	22.000
Disminución de otros aportes patronales por pagar	985.000
Disminución de otras retenciones laborales por pagar	250.000
Disminución de efectos por pagar a proveedores a corto plazo	850.000
TOTAL GASTOS	**122.139.947**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117779	Programas Nacionales de Formación	Alumno Atendido	9.457	13.707	23.164		38.656.496			38.656.496
118031	Formación en Carreras	Matricula			478		1.555.274			1.555.274
118032	Formación de Postgrado o Estudios Avanzado	Matricula			336		873.608			873.608
118034	Investigación, Innovación y Gestión del Conocimiento	Investigación			7		1.330.808			1.330.808
118035	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	9.457	13.707	23.164		4.644.509			4.644.509
118037	Territorialización y Municipalización de la Educación Universitaria	Plan			1		165.000			165.000
118052	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio Prestado			15		17.584.798			17.584.798
118119	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			1.221		3.030.026			3.030.026
118143	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			30		12.346.016			12.346.016
TOTAL							**80.186.535**			**80.186.535**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		10.442.748			10.442.748
02	Gestión administrativa	8.110.097	7.409.149			15.519.246
03	Previsión y protección social		15.991.418			15.991.418
TOTAL		**8.110.097**	**33.843.315**			**41.953.412**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**144**	**150**		**294**	**9.493.103**	**15.768**	**9.508.871**
Alto Nivel y de Dirección	1			1	86.784		86.784
Profesional y Técnico	43	19		62	1.559.963	10.512	1.570.475
Personal Administrativo	22	7		29	713.508	5.256	718.764
Personal Docente	12	48		60	3.589.476		3.589.476
Obrero	66	76		142	3.543.372		3.543.372
Personal Fijo a Tiempo Parcial	**2**	**7**		**9**	**143.115**		**143.115**
Profesional y Técnico	2	2		4	50.790		50.790
Personal Administrativo		1		1	12.285		12.285
Personal Docente		4		4	80.040		80.040
Personal Contratado	**194**	**197**		**391**	**12.168.347**		**12.168.347**
Profesional y Técnico	21	6		27	786.247		786.247
Personal Administrativo	14	7		21	368.554		368.554
Personal Docente	153	175		328	10.640.811		10.640.811
Obrero	6	9		15	372.735		372.735
TOTAL	**340**	**354**		**694**	**21.804.565**	**15.768**	**21.820.333**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**19**	**11**	**30**	**1.901.629**
Obreros	4	5	9	265.338
Empleados	5	6	11	886.931
Docentes	10		10	749.360
Jubilados	**67**	**69**	**136**	**14.089.790**
Obreros	11	9	20	1.787.837
Empleados	39	8	47	4.299.202
Docentes	17	52	69	8.002.751
TOTAL	**86**	**80**	**166**	**15.991.419**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	69.694.378
4.02	Materiales, suministros y mercancías	4.593.270
4.03	Servicios no personales	13.371.476
4.04	Activos reales	6.165.000
4.07	Transferencias y donaciones	23.815.823
4.11	Disminución de pasivos	4.500.000
	TOTAL	**122.139.947**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**114.029.850**
INGRESOS CORRIENTES ORDINARIOS	114.029.850
TRANSFERENCIAS CORRIENTES	114.029.850
Transferencias corrientes del sector público	114.029.850
Transferencias corrientes internas recibidas del sector público	114.029.850
De la República	114.029.850
Recursos Ordinarios	94.118.709
Gestión Fiscal	19.911.141
1.2 GASTOS CORRIENTES	**111.474.947**
GASTOS DE CONSUMO	87.659.124
Remuneraciones	69.694.378
Sueldos, salarios y otras retribuciones	30.862.814
Beneficios y complementos de sueldos y salarios	17.759.911
Aportes patronales	4.090.083
Prestaciones sociales y otras indemnizaciones	8.010.551
Asistencia socioeconómica	7.861.309
Otros gastos de personal	1.109.710
Compra de bienes y servicios	17.964.746
Bienes de consumo	4.593.270
Servicios no personales	13.371.476
TRANSFERENCIAS Y DONACIONES CORRIENTES	23.815.823
Al sector privado	22.960.599
Transferencias corrientes al sector privado	22.960.599
Directas a personas	22.960.599
Pensiones y otros beneficios asociados	1.901.629
Jubilaciones y otros beneficios asociados	14.089.790
Otras transferencias directas a personas	6.969.180
Al sector público	855.224
Transferencias corrientes al sector público	855.224
A los entes descentralizados sin fines empresariales para sus gastos	855.224
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.554.903**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.554.903**
RECURSOS PROPIOS DE CAPITAL	2.554.903
Ahorro en cuenta corriente	2.554.903
2.2 GASTOS DE CAPITAL	**6.165.000**
INVERSIÓN REAL DIRECTA	6.165.000
Formación bruta de capital fijo	6.165.000
Maquinaria, equipos y otros bienes muebles	5.465.000
Construcciones de bienes de dominio privado	700.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(3.610.097)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**8.110.097**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.110.097
Disminución de otros activos financieros	8.110.097
Disminución de disponibilidades	8.110.097
Disminución de caja	8.110.097
3.2 APLICACIONES FINANCIERAS	**8.110.097**
DISMINUCIÓN DE PASIVOS	4.500.000
Disminución de cuentas y efectos por pagar	4.500.000
Disminución de cuentas y efectos por pagar a corto plazo	4.500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	850.000
Disminución de aportes patronales y retenciones laborales por pagar	2.800.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	350.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	180.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	50.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	70.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	300.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	25.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	568.000
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	22.000
Disminución de otros aportes patronales por pagar	985.000
Disminución de otras retenciones laborales por pagar	250.000
Disminución de efectos por pagar a proveedores a corto plazo	850.000
DÉFICIT FINANCIERO	3.610.097

36
Ministerio del Poder Popular para la Comunicación y la Información

Ministerio del Poder Popular para la Comunicación y la Información

A0079 Servicio Autónomo Imprenta Nacional y Gaceta Oficial
A0468 Fundación Televisora Venezolana Social (TEVES)
A0474 Fundación Premio Nacional de Periodismo
A0490 Fundación Ávila TV
A1601 Fundación El Correo del Orinoco

A0079

Servicio Autónomo Imprenta Nacional y Gaceta Oficial

SERVICIO AUTÓNOMO IMPRENTA NACIONAL Y GACETA OFICIAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Servicio Autónomo Imprenta Nacional y Gaceta Oficial es un ente adscrito al Ministerio del Poder Popular para la Comunicación y la Información, encargado de imprimir diariamente la gaceta oficial e igualmente cualquier otro material gráfico, demandado por el Estado, orientado a la consolidación de la nueva ética y moral, promovida por el proceso bolivariano, que radica en los principios de igualdad, solidaridad, desarrollo colectivo, fraternidad y en general, los valores socialistas planteados en las Líneas Generales del Proyecto Nacional Simón Bolívar - Primer Plan Socialista – PPS - del Desarrollo Económico y Social de la Nación 2007-2013.

Este Servicio Autónomo está comprometido a satisfacer las necesidades y demandas del Estado, en materia de impresión gráfica, a través de una organización identificada con los valores y principios de honestidad, transparencia y calidad humana, ofreciendo bajos costos y alta calidad, garantizando así el acceso de la población al conocimiento y brindando todo el apoyo necesario a la difusión del libro y el hábito de la lectura, a la urbe en general.

Para el año 2013, orientará su línea de acción, hacia la ejecución del Proyecto denominado "Impresión de material gráfico ajustado al nuevo enfoque de la ética socialista", con una meta de 8.340.000 ejemplares impresos y para el Proyecto "Centro de Desarrollo Comunicacional Ciudad Valencia", el cual prevé imprimir 16.425.000 ejemplares.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**158.728.922**
INGRESOS CORRIENTES ORDINARIOS	158.728.922
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	143.758.922
Venta de otros bienes y servicios	143.758.922
INGRESOS DE OPERACIÓN	270.000
Ingresos financieros de instituciones financieras	170.000
Otros ingresos de operación	100.000
TRANSFERENCIAS CORRIENTES	14.700.000
Transferencias corrientes del sector público	14.700.000
Transferencias corrientes internas recibidas del sector público	14.700.000
De la República	14.700.000
INGRESOS DE CAPITAL	**2.388.960**
RECURSOS PROPIOS DE CAPITAL	2.388.960
Incremento de la depreciación y amortización acumuladas	2.388.960
FUENTES DE FINANCIAMIENTO	**20.379.843**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	20.379.843
Disminución de otros activos financieros	20.379.843
Disminución de disponibilidades	20.379.843
Disminución de caja	20.379.843
TOTAL RECURSOS	**181.497.725**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**155.402.971**
GASTOS DE CONSUMO	147.242.340
Remuneraciones	72.388.257
Sueldos, salarios y otras retribuciones	10.100.290
Beneficios y complementos de sueldos y salarios	27.998.097
Aportes patronales	2.343.666
Prestaciones sociales y otras indemnizaciones	3.406.733
Asistencia socioeconómica	28.539.471
Compra de bienes y servicios	72.465.123
Bienes de consumo	38.533.835
Servicios no personales	33.931.288
Depreciación y amortización	2.388.960
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.160.631
Al sector privado	8.160.631
Transferencias corrientes al sector privado	8.160.631
Directas a personas	7.755.631
Pensiones y otros beneficios asociados	1.136.007
Jubilaciones y otros beneficios asociados	6.619.624
Otras transferencias corrientes internas al sector privado	405.000
GASTOS DE CAPITAL	**22.893.629**
INVERSIÓN REAL DIRECTA	22.893.629
Formación bruta de capital fijo	22.591.229
Maquinaria, equipos y otros bienes muebles	22.591.229
Bienes intangibles	302.400
APLICACIONES FINANCIERAS	**3.201.125**
DISMINUCIÓN DE PASIVOS	3.201.125
Disminución de cuentas y efectos por pagar	3.201.125
Disminución de cuentas y efectos por pagar a corto plazo	3.201.125
Disminución de efectos por pagar a proveedores a corto plazo	3.201.125
TOTAL GASTOS	**181.497.725**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118.438	Impresión de material gráfico ajustado al enfoque de la nueva ética socialista	Ejemplar			8.340.000	94.019.519	8.000.000			102.019.519
118.619	Centro de desarrollo comunicacional Ciudad Valencia	Ejemplar			16.425.000	36.873.794	2.290.000			39.163.794
TOTAL						130.893.313	10.290.000			141.183.313

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	12.995.120	2.940.000			15.935.120
02	Gestión Administrativa	14.174.701	60.000		2.388.960	16.623.661
03	Previsión y Protección Social	6.345.631	1.410.000			7.755.631
TOTAL		33.515.452	4.410.000		2.388.960	40.314.412

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**49**	**87**	**37**	**173**	**4.424.042**	**172.539**	**4.596.581**
Directivo	4	7		11	216.351		216.351
Profesional y Técnico	2		14	16	423.028	12.654	435.682
Administrativo	3		10	13	344.909	7.944	352.853
Obrero	40	80	13	133	3.439.754	151.941	3.591.695
Personal Contratado	**53**	**126**		**179**	**5.519.310**		**5.519.310**
Directivo	3			3	56.114		56.114
Profesional y Técnico	13	8		21	650.206		650.206
Administrativo	26	46		72	2.591.619		2.591.619
Obrero	11	72		83	2.221.371		2.221.371
TOTAL	**102**	**213**	**37**	**352**	**9.943.352**	**172.539**	**10.115.891**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**9**	**2**	**11**	**1.136.007**
Obrero	7		7	770.959
Empleado	2	2	4	365.048
Jubilados	**24**	**40**	**64**	**6.619.624**
Obrero	18	38	56	5.378.256
Empleado	6	2	8	1.241.368
TOTAL	**33**	**42**	**75**	**7.755.631**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	72.388.257
4.02	Materiales, suministros y mercancías	38.533.835
4.03	Servicios no personales	33.931.288
4.04	Activos reales	22.893.629
4.07	Transferencias y donaciones	8.160.631
4.08	Otros gastos	2.388.960
4.11	Disminución de pasivos	3.201.125
	TOTAL	**181.497.725**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**158.728.922**
INGRESOS CORRIENTES ORDINARIOS	158.728.922
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	143.758.922
Venta de otros bienes y servicios	143.758.922
INGRESOS DE OPERACIÓN	270.000
Ingresos financieros de instituciones financieras	170.000
Otros ingresos de operación	100.000
TRANSFERENCIAS CORRIENTES	14.700.000
Transferencias corrientes del sector público	14.700.000
Transferencias corrientes internas recibidas del sector público	14.700.000
De la República (Ministerio del Poder Popular para la Comunicación y la Información)	14.700.000
Recursos Ordinarios	14.700.000
1.2 GASTOS CORRIENTES	**155.402.971**
GASTOS DE CONSUMO	147.242.340
Remuneraciones	72.388.257
Sueldos, salarios y otras retribuciones	10.100.290
Beneficios y complementos de sueldos y salarios	27.998.097
Aportes patronales	2.343.666
Prestaciones sociales y otras indemnizaciones	3.406.733
Asistencia socioeconómica	28.539.471
Compra de bienes y servicios	72.465.123
Bienes de consumo	38.533.835
Servicios no personales	33.931.288
Depreciación y amortización	2.388.960
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.160.631
Al sector privado	8.160.631
Transferencias corrientes al sector privado	8.160.631
Directas a personas	7.755.631
Pensiones y otros beneficios asociados	1.136.007
Jubilaciones y otros beneficios asociados	6.619.624
Otras transferencias corrientes internas al sector privado	405.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.325.951**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.714.911**
RECURSOS PROPIOS DE CAPITAL	5.714.911
Ahorro en cuenta corriente	3.325.951
Incremento de la depreciación y amortización acumuladas	2.388.960
2.2 GASTOS DE CAPITAL	**22.893.629**
INVERSIÓN REAL DIRECTA	22.893.629
Formación bruta de capital fijo	22.591.229
Maquinaria, equipos y otros bienes muebles	22.591.229
Bienes intangibles	302.400
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(17.178.718)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**20.379.843**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	20.379.843
Disminución de otros activos financieros	20.379.843
Disminución de disponibilidades	20.379.843
Disminución de caja	20.379.843
3.2 APLICACIONES FINANCIERAS	**20.379.843**
DISMINUCIÓN DE PASIVOS	3.201.125
Disminución de cuentas y efectos por pagar	3.201.125
Disminución de cuentas y efectos por pagar a corto plazo	3.201.125
Disminución de efectos por pagar a proveedores a corto plazo	3.201.125
DÉFICIT FINANCIERO	17.178.718

A0468

Fundación Televisora Venezolana Social (TEVES)

FUNDACIÓN TELEVISORA VENEZOLANA SOCIAL (TEVES)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Televisora Venezolana Social (Teves), tiene como función operar un canal de servicio público en señal abierta, con el fin de ofrecer una programación cultural, educativa y de recreación, que impulse el proceso de construcción de un nuevo imaginario y una nueva conciencia en nuestro pueblo, vinculada a la transformación de la sociedad venezolana.

Teves tiene como objetivos, entre otros:

- Servir de plataforma a la difusión de la producción audiovisual nacional independiente.
- Proyectar los logros y avances del pueblo venezolano en la construcción de su soberanía.
- Fomentar los valores de la Constitución Bolivariana, la identidad nacional y la integración latinoamericana y caribeña.

Recientemente, el Presidente de la República, en acto público, ordenó al Sistema Nacional de Medios Públicos, que incluye a Teves, el apoyo a todos los logros deportivos, que derivan de la política de Revolución Deportiva, mediante la transmisión de los eventos donde participen atletas y selecciones nacionales, así como eventos deportivos de interés para nuestro país. Cabe destacar, que Teves es una Fundación y sus ingresos financieros, no son aportados en su totalidad por el Ejecutivo Nacional, sino que debe financiar una parte significativa de sus operaciones, mediante ingresos propios, a través de la venta de espacios publicitarios.

Para el logro de su misión, objetivos y metas, Teves requiere difundir contenidos de estreno y mantener la señal al aire, en un equivalente de 16.222 horas durante todo el año 2013, con el objeto de ofrecer a los usuarios y usuarias de la televisión pública, una programación donde se complementen las horas de transmisión, con la garantía de una señal de calidad, al tiempo de optimizar los recursos otorgados para tal fin.

En consecuencia, para el año 2013, se plantea la tarea de buscar un modelo de televisión innovador, por lo que los profesionales al frente de Teves, deben aprovechar las potencialidades y los valores positivos, que ofrece la tecnología asociada a los medios, para generar un proyecto social y pedagógico, cuyos contenidos programáticos, contribuyan a formar colectivamente usuarios, con una conciencia comunicacional de responsabilidad social nacional.

Un cambio de mirada que enfoque la gestión institucional, en acciones estratégicas y prioritarias de intervención y participación social, en concordancia con los lineamientos y políticas de nuestros entes rectores y evaluadores.

En este sentido, buscando obtener óptimos resultados, se ha estimado para el año 2013, la ejecución del Proyecto “Fortalecimiento de la producción y difusión de la programación de la Televisora Venezolana Social en la transformación de la patria nueva”, mediante el cual se pretende la difusión de contenidos programáticos, que contribuyan al enriquecimiento cultural de los venezolanos y venezolanas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**47.050.000**
INGRESOS CORRIENTES ORDINARIOS	47.050.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	25.000.000
Venta de otros bienes y servicios	25.000.000
TRANSFERENCIAS CORRIENTES	22.050.000
Transferencias corrientes del sector público	22.050.000
Transferencias corrientes internas recibidas del sector público	22.050.000
De la República	22.050.000
INGRESOS DE CAPITAL	**6.753.645**
RECURSOS PROPIOS DE CAPITAL	6.753.645
Incremento de la depreciación y amortización acumuladas	6.753.645
FUENTES DE FINANCIAMIENTO	**13.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	13.000.000
Disminución de otros activos financieros	13.000.000
Disminución de cuentas por cobrar a corto plazo	13.000.000
Disminución de cuentas comerciales por cobrar a corto plazo	13.000.000
TOTAL RECURSOS	**66.803.645**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**59.694.545**
GASTOS DE CONSUMO	59.664.511
Remuneraciones	21.829.966
Sueldos, salarios y otras retribuciones	11.247.529
Beneficios y complementos de sueldos y salarios	3.142.905
Aportes patronales	1.335.564
Prestaciones sociales y otras indemnizaciones	1.013.463
Asistencia socioeconómica	4.910.505
Otros gastos de personal	180.000
Compra de bienes y servicios	28.246.395
Bienes de consumo	3.042.509
Servicios no personales	25.203.886
Impuestos indirectos	2.834.505
Depreciación y amortización	6.753.645
TRANSFERENCIAS Y DONACIONES CORRIENTES	30.034
Al sector privado	30.034
Transferencias corrientes al sector privado	20.034
Directas a personas	20.034
Pensiones y otros beneficios asociados	20.034
Donaciones corrientes al sector privado	10.000
Donaciones a personas	10.000
GASTOS DE CAPITAL	**7.109.100**
INVERSIÓN REAL DIRECTA	7.109.100
Formación bruta de capital fijo	2.559.100
Maquinaria, equipos y otros bienes muebles	2.559.100
Bienes intangibles	4.550.000
TOTAL GASTOS	**66.803.645**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118.639	Fortalecimiento de la producción y difusión de la programación de la Televisora Venezolana Social en la transformación de la patria nueva	Hora			16.222	34.700.000	13.508.606			48.208.606
TOTAL						34.700.000	13.508.606			48.208.606

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras		8.321.360			8.321.360
02	Gestión Administrativa	10.053.645	200.000			10.253.645
03	Previsión y Protección Social		20.034			20.034
TOTAL		10.053.645	8.541.394			18.595.039

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**9**	**7**		**16**	**1.633.429**		**1.633.429**
Alto Nivel y de Dirección	9	7		16	1.633.429		1.633.429
Personal Contratado	**212**	**109**		**321**	**8.573.336**		**8.573.336**
Profesional y Técnico	181	98		279	7.263.300		7.263.300
Administrativo		4		4	107.287		107.287
Obrero	31	7		38	1.202.749		1.202.749
TOTAL	221	116		337	10.206.765		10.206.765

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados		**1**	**1**	**20.034**
Empleado		1	1	20.034
TOTAL		1	1	20.034

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	21.829.966
4.02	Materiales, suministros y mercancías	3.042.509
4.03	Servicios no personales	28.038.391
4.04	Activos reales	7.109.100
4.07	Transferencias y donaciones	30.034
4.08	Otros gastos	6.753.645
	TOTAL	**66.803.645**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**47.050.000**
INGRESOS CORRIENTES ORDINARIOS	47.050.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	25.000.000
Venta de otros bienes y servicios	25.000.000
TRANSFERENCIAS CORRIENTES	22.050.000
Transferencias corrientes del sector público	22.050.000
Transferencias corrientes internas recibidas del sector público	22.050.000
De la República (Ministerio del Poder Popular para la Comunicación y la Información)	22.050.000
Recursos Ordinarios	22.050.000
1.2 GASTOS CORRIENTES	**59.694.545**
GASTOS DE CONSUMO	59.664.511
Remuneraciones	21.829.966
Sueldos, salarios y otras retribuciones	11.247.529
Beneficios y complementos de sueldos y salarios	3.142.905
Aportes patronales	1.335.564
Prestaciones sociales y otras indemnizaciones	1.013.463
Asistencia socioeconómica	4.910.505
Otros gastos de personal	180.000
Compra de bienes y servicios	28.246.395
Bienes de consumo	3.042.509
Servicios no personales	25.203.886
Impuestos indirectos	2.834.505
Depreciación y amortización	6.753.645
TRANSFERENCIAS Y DONACIONES CORRIENTES	30.034
Al sector privado	30.034
Transferencias corrientes al sector privado	20.034
Directas a personas	20.034
Pensiones y otros beneficios asociados	20.034
Donaciones corrientes al sector privado	10.000
Donaciones a personas	10.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(12.644.545)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(5.890.900)**
RECURSOS PROPIOS DE CAPITAL	(5.890.900)
Desahorro en cuenta corriente	(12.644.545)
Incremento de la depreciación y amortización acumuladas	6.753.645
2.2 GASTOS DE CAPITAL	**7.109.100**
INVERSIÓN REAL DIRECTA	7.109.100
Formación bruta de capital fijo	2.559.100
Maquinaria, equipos y otros bienes muebles	2.559.100
Bienes intangibles	4.550.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(13.000.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**13.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	13.000.000
Disminución de otros activos financieros	13.000.000
Disminución de cuentas por cobrar a corto plazo	13.000.000
Disminución de cuentas comerciales por cobrar a corto plazo	13.000.000
3.2 APLICACIONES FINANCIERAS	**13.000.000**
DÉFICIT FINANCIERO	13.000.000

A0474

Fundación Premio Nacional de Periodismo

FUNDACIÓN PREMIO NACIONAL DE PERIODISMO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La creación de la Fundación Premio Nacional de Periodismo, fue autorizada mediante Decreto N° 1028 de fecha 19 de julio de 1990, publicado en la Gaceta Oficial N° 34.696 del 17 de abril de 1991 y protocolizada el 25 de mayo de 1992.

Esta institución, busca afianzarse como una alternativa para el reforzamiento académico de los periodistas, así como el estímulo al trabajo anual de estos profesionales, en los distintos medios de comunicación social, a través de la entrega del Premio Nacional de Periodismo, que reconoce la excelencia y calidad de esa actividad.

La Fundación irá más allá del reconocimiento a una labor anual, pues por disposición del Consejo Ejecutivo, sus funciones deberán orientarse hacia el área de la docencia y formación académica, de manera de llenar un vacío que se había producido en el seno del gremio, que ha descuidado las funciones que le son propias.

Ante la nueva realidad de encaminar al país hacia otros derroteros, estamos tras la búsqueda de un nuevo profesional con valores, que responda al nuevo Socialismo del Siglo XXI, respetuoso de un pueblo que exige ser informado de manera oportuna y veraz, en aras de ampliar conocimientos y buscando la excelencia, que permita abrir horizontes para discusión de los temas, que interesan a todo el país.

La Fundación Premio Nacional de Periodismo como institución, no pretende invadir los espacios de la academia como tal (universidad), pero sí insistir en la preparación y actualización de los periodistas venezolanos, no sólo en lo que a nueva tecnología de la información se refiere, sino también en lo que concierne al pensamiento, donde cada día es más importante la humanidad.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**1.525.000**
INGRESOS CORRIENTES ORDINARIOS	1.525.000
TRANSFERENCIAS CORRIENTES	1.525.000
Transferencias corrientes del sector público	1.525.000
Transferencias corrientes internas recibidas del sector público	1.525.000
De la República	1.525.000
TOTAL RECURSOS	**1.525.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**1.525.000**
GASTOS DE CONSUMO	1.275.000
Remuneraciones	751.829
Sueldos, salarios y otras retribuciones	463.615
Beneficios y complementos de sueldos y salarios	95.280
Aportes patronales	44.233
Prestaciones sociales y otras indemnizaciones	35.373
Asistencia socioeconómica	113.328
Compra de bienes y servicios	503.171
Bienes de consumo	264.370
Servicios no personales	238.801
Impuestos indirectos	20.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	250.000
Al sector privado	250.000
Donaciones corrientes al sector privado	250.000
Donaciones a personas	250.000
TOTAL GASTOS	**1.525.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118.330	Fortalecimiento y reconocimiento de la actividad periodística	Evento			43		674.500			674.500
TOTAL							674.500			674.500

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras		603.699			603.699
02	Gestión Administrativa		246.801			246.801
TOTAL			850.500			850.500

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**9**	**9**		**18**	**252.000**		**252.000**
Alto Nivel y de Dirección		1		1	40.000		40.000
Profesional y Técnico	6	6		12	180.000		180.000
Obrero	3	2		5	32.000		32.000
Personal Contratado	**8**	**6**		**14**	**108.130**		**108.130**
Docente	8	6		14	108.130		108.130
TOTAL	**17**	**15**		**32**	**360.130**		**360.130**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	751.829
4.02	Materiales, suministros y mercancías	264.370
4.03	Servicios no personales	258.801
4.07	Transferencias y donaciones	250.000
	TOTAL	**1.525.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.525.000**
INGRESOS CORRIENTES ORDINARIOS	1.525.000
TRANSFERENCIAS CORRIENTES	1.525.000
Transferencias corrientes del sector público	1.525.000
Transferencias corrientes internas recibidas del sector público	1.525.000
De la República (Ministerio del Poder Popular para la Comunicación y la Información)	1.525.000
Recursos Ordinarios	1.525.000
1.2 GASTOS CORRIENTES	**1.525.000**
GASTOS DE CONSUMO	1.275.000
Remuneraciones	751.829
Sueldos, salarios y otras retribuciones	463.615
Beneficios y complementos de sueldos y salarios	95.280
Aportes patronales	44.233
Prestaciones sociales y otras indemnizaciones	35.373
Asistencia socioeconómica	113.328
Compra de bienes y servicios	503.171
Bienes de consumo	264.370
Servicios no personales	238.801
Impuestos indirectos	20.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	250.000
Al sector privado	250.000
Donaciones corrientes al sector privado	250.000
Donaciones a personas	250.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	**0**

A0490

Fundación Ávila TV

FUNDACIÓN ÁVILA TV

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Ávila TV, adscrita al Ministerio del Poder Popular para la Comunicación y la Información, según Decreto N° 6.557 de fecha 18 de diciembre de 2008, publicado en Gaceta Oficial N° 39.083 de la misma fecha, tiene por objeto proporcionar a las comunidades, un canal de televisión que procure proyectar y desarrollar las formas de organización social, las prácticas culturales urbanas, las necesidades de los sectores excluidos y los principales problemas del Área Metropolitana de Caracas.

En éste sentido, buscando lograr las metas de la manera más eficiente, se han establecido dos Proyectos y sus respectivas Acciones Centralizadas.

1. Proyecto "Consolidación de la Televisora Ávila TV en las comunidades", que tiene como objetivo lograr una programación variada, dirigida a destacar los logros de la revolución y que refleje la cultura, la memoria, movimientos sociales y entidades colectivas, propias de la ciudad de Caracas y al mismo tiempo, mejorar los espacios televisivos de opinión, entretenimiento, recreación, investigación y educativos, debido a la falta de congruencia entre la programación de los medios privados y las necesidades reales de la población venezolana.

Este comprende a su vez cinco (5) Acciones Específicas.

1.1. Operación continua de la señal del canal Ávila TV.

1.2. Producción interna del canal.

1.3. Adquisición y transmisión de producciones audiovisuales internacionales y PNI.

1.4. Producción y transmisión de programas de información, opinión, promos y avances.

1.5. Comercialización publicitaria y convenios inter-institucionales.

2. "Escuela de medios de producción y audiovisuales", este comprende a su vez tres (3) Acciones Específicas:

2.1. Formación de productores para el área de audiovisuales.

2.2. Formación y fortalecimiento de equipos en Núcleos Audiovisuales Comunitarios.

2.3. Producciones audiovisuales de los alumnos de la escuela.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**22.475.098**
INGRESOS CORRIENTES ORDINARIOS	22.475.098
TRANSFERENCIAS CORRIENTES	22.475.098
Transferencias corrientes del sector público	22.475.098
Transferencias corrientes internas recibidas del sector público	22.475.098
De la República	22.475.098
INGRESOS DE CAPITAL	**70.548**
RECURSOS PROPIOS DE CAPITAL	70.548
Incremento de la depreciación y amortización acumuladas	70.548
TOTAL RECURSOS	**22.545.646**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**21.007.413**
GASTOS DE CONSUMO	20.863.170
Remuneraciones	14.558.106
Sueldos, salarios y otras retribuciones	2.430.326
Beneficios y complementos de sueldos y salarios	1.311.571
Aportes patronales	634.008
Prestaciones sociales y otras indemnizaciones	632.936
Asistencia socioeconómica	6.359.269
Otros gastos de personal	3.189.996
Compra de bienes y servicios	6.234.516
Bienes de consumo	3.080.471
Servicios no personales	3.154.045
Depreciación y amortización	70.548
TRANSFERENCIAS Y DONACIONES CORRIENTES	144.243
Al sector privado	144.243
Donaciones corrientes al sector privado	144.243
Donaciones a personas	144.243

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS DE CAPITAL	**1.538.233**
INVERSIÓN REAL DIRECTA	1.538.233
Formación bruta de capital fijo	1.538.233
Edificios e instalaciones	110.001
Maquinaria, equipos y otros bienes muebles	1.428.232
TOTAL GASTOS	**22.545.646**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117.102	Consolidación de la televisora Ávila Tv en las comunidades	Hora			9.806		8.337.379			8.337.379
117.639	Escuela de medios y producción audiovisual	Productor			102		3.031.412			3.031.412
TOTAL							11.368.791			11.368.791

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras		7.279.052			7.279.052
02	Gestión Administrativa	70.548	3.827.255			3.897.803
TOTAL		70.548	11.106.307			11.176.855

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**115**	**194**		**309**	**1.917.414**		**1.917.414**
Alto Nivel y de Dirección	23	23		46	418.816		418.816
Profesional y Técnico	55	112		167	1.018.346		1.018.346
Administrativo	22	10		32	195.132		195.132
Obrero	15	49		64	285.120		285.120
Personal Contratado	**29**	**53**		**82**	**502.800**		**502.800**
Profesional y Técnico	17	50		67	410.824		410.824
Administrativo	12	3		15	91.976		91.976
TOTAL	144	247		391	2.420.214		2.420.214

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	14.558.106
4.02	Materiales, suministros y mercancías	3.080.471
4.03	Servicios no personales	3.154.045
4.04	Activos reales	1.538.233
4.07	Transferencias y donaciones	144.243
4.08	Otros gastos	70.548
	TOTAL	**22.545.646**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**22.475.098**
INGRESOS CORRIENTES ORDINARIOS	22.475.098
TRANSFERENCIAS CORRIENTES	22.475.098
Transferencias corrientes del sector público	22.475.098
Transferencias corrientes internas recibidas del sector público	22.475.098
De la República (Ministerio del Poder Popular para la Comunicación y la Información)	22.475.098
Recursos Ordinarios	22.475.098
1.2 GASTOS CORRIENTES	**21.007.413**
GASTOS DE CONSUMO	20.863.170
Remuneraciones	14.558.106
Sueldos, salarios y otras retribuciones	2.430.326
Beneficios y complementos de sueldos y salarios	1.311.571
Aportes patronales	634.008
Prestaciones sociales y otras indemnizaciones	632.936
Asistencia socioeconómica	6.359.269
Otros gastos de personal	3.189.996
Compra de bienes y servicios	6.234.516
Bienes de consumo	3.080.471
Servicios no personales	3.154.045
Depreciación y amortización	70.548
TRANSFERENCIAS Y DONACIONES CORRIENTES	144.243
Al sector privado	144.243
Donaciones corrientes al sector privado	144.243
Donaciones a personas	144.243
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.467.685**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.538.233**
RECURSOS PROPIOS DE CAPITAL	1.538.233
Ahorro en cuenta corriente	1.467.685
Incremento de la depreciación y amortización acumuladas	70.548

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**1.538.233**
INVERSIÓN REAL DIRECTA	1.538.233
Formación bruta de capital fijo	1.538.233
Edificios e instalaciones	110.001
Maquinaria, equipos y otros bienes muebles	1.428.232
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A1601

Fundación El Correo del Orinoco

FUNDACIÓN EL CORREO DEL ORINOCO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Para el año 2013, la Fundación "El Correo del Orinoco", orientará el Presupuesto de Recursos y Egresos a la elaboración, impresión y distribución del diario "El Correo del Orinoco" con el fin de que este sea un medio que circule en todas las comunidades del país y que proporcione informarción veraz y oportuna, acerca de los logros alcanzados por el Ejecutivo Nacional, a través de su gestión de gobierno.

La Fundación El Correo del Orinoco, creada mediante Decreto Presidencial N° 6.879 del 19 de agosto de 2009, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.245 de la misma fecha, tiene como objetivo principal, proporcionar a las comunidades un medio de información impreso, de circulación diaria, que proyecte y desarrolle la nueva estrategia comunicacional del Ejecutivo Nacional.

Dicho periódico, como herramienta de difusión de la información, contribuirá a enfrentar el terrorismo mediático, informando de manera oportuna y veraz, brindando apoyo a la divulgación de los cometidos y fines del Estado, todo conforme a lo establecido en la Constitución de la República Bolivariana de Venezuela, divulgando asimismo, los planes establecidos, para la búsqueda del fortalecimiento y profundización del proceso revolucionario.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**18.977.000**
INGRESOS CORRIENTES ORDINARIOS	18.977.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.600.000
Venta de otros bienes y servicios	1.600.000
TRANSFERENCIAS CORRIENTES	17.325.000
Transferencias corrientes del sector público	17.325.000
Transferencias corrientes internas recibidas del sector público	17.325.000
De la República	17.325.000
OTROS INGRESOS	52.000
Otros ingresos ajenos a la operación	52.000
FUENTES DE FINANCIAMIENTO	**1.694.658**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.694.658
Disminución de otros activos financieros	1.694.658
Disminución de disponibilidades	1.694.658
Disminución de caja	12.500
Disminución de bancos	1.682.158
TOTAL RECURSOS	**20.671.658**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**20.521.658**
GASTOS DE CONSUMO	20.521.658
Remuneraciones	12.837.747
Sueldos, salarios y otras retribuciones	4.625.503
Beneficios y complementos de sueldos y salarios	2.610.910
Aportes patronales	571.372
Prestaciones sociales y otras indemnizaciones	775.096
Asistencia socioeconómica	4.254.866
Compra de bienes y servicios	6.713.911
Bienes de consumo	1.842.961
Servicios no personales	4.870.950
Impuestos indirectos	970.000
GASTOS DE CAPITAL	**150.000**
INVERSIÓN REAL DIRECTA	150.000
Formación bruta de capital fijo	150.000
Maquinaria, equipos y otros bienes muebles	150.000
TOTAL GASTOS	**20.671.658**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118.050	Diseño, elaboración y difusión del diario "El Correo del Orinoco".	Edición			495	1.652.000	12.912.418		1.694.658	16.259.076
TOTAL						**1.652.000**	**12.912.418**		**1.694.658**	**16.259.076**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras		3.387.582			3.387.582
02	Gestión Administrativa		1.025.000			1.025.000
TOTAL			**4.412.582**			**4.412.582**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**83**	**56**		**139**	**2.970.945**		**2.970.945**
Directivo	12	8		20	733.800		733.800
Profesional y Técnico	46	31		77	1.748.835		1.748.835
Administrativo	25	17		42	488.310		488.310
TOTAL	**83**	**56**		**139**	**2.970.945**		**2.970.945**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	12.837.747
4.02	Materiales, suministros y mercancías	1.842.961
4.03	Servicios no personales	5.840.950
4.04	Activos reales	150.000
	TOTAL	**20.671.658**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**18.977.000**
INGRESOS CORRIENTES ORDINARIOS	18.977.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.600.000
Venta de otros bienes y servicios	1.600.000
TRANSFERENCIAS CORRIENTES	17.325.000
Transferencias corrientes del sector público	17.325.000
Transferencias corrientes internas recibidas del sector público	17.325.000
De la República (Ministerio del Poder Popular para la Comunicación y la Información)	17.325.000
Recursos Ordinarios	17.325.000
OTROS INGRESOS	52.000
Otros ingresos ajenos a la operación	52.000
1.2 GASTOS CORRIENTES	**20.521.658**
GASTOS DE CONSUMO	20.521.658
Remuneraciones	12.837.747
Sueldos, salarios y otras retribuciones	4.625.503
Beneficios y complementos de sueldos y salarios	2.610.910
Aportes patronales	571.372
Prestaciones sociales y otras indemnizaciones	775.096
Asistencia socioeconómica	4.254.866
Compra de bienes y servicios	6.713.911
Bienes de consumo	1.842.961
Servicios no personales	4.870.950
Impuestos indirectos	970.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.544.658)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.544.658)**
RECURSOS PROPIOS DE CAPITAL	(1.544.658)
Desahorro en cuenta corriente	(1.544.658)

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**150.000**
INVERSIÓN REAL DIRECTA	150.000
Formación bruta de capital fijo	150.000
Maquinaria, equipos y otros bienes muebles	150.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.694.658)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.694.658**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.694.658
Disminución de otros activos financieros	1.694.658
Disminución de disponibilidades	1.694.658
Disminución de caja	12.500
Disminución de bancos	1.682.158
3.2 APLICACIONES FINANCIERAS	**1.694.658**
DÉFICIT FINANCIERO	1.694.658

37
Ministerio del Poder Popular del Despacho de la Presidencia

Ministerio del Poder Popular del Despacho de la Presidencia

A0198 Instituto Nacional de Estadística (INE)
A0216 Fundación "Pueblo Soberano"
A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)
A0663 Instituto Nacional de Hipódromos (INH)
A1604 Fundación Oficina Presidencial de Planes y Proyectos Especiales

A0198

Instituto Nacional de Estadística (INE)

INSTITUTO NACIONAL DE ESTADÍSTICA (INE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

- **Política de Financiamiento**

El financiamiento de las actividades del Instituto, depende fundamentalmente (82%) de las transferencias del Ejecutivo Nacional, dirigido casi en su totalidad a cubrir gastos corrientes. Esta situación tiene su explicación en que la información estadística oficial, es un bien público, y como tal, debe ser gratuita y su distribución y difusión, debe ser realizada de tal forma, que esté a disposición de todos los ciudadanos, sin exclusión.

Las transferencias de capital previstas provienen de la Ley Especial de Endeudamiento y se dirigen exclusivamente a financiar la ejecución del proyecto "Fortalecimiento del Instituto Nacional de Estadística (INE), como ente rector del Sistema Nacional Estadístico Nacional (SEN)", y alcanza aproximadamente al 16% del presupuesto de ingresos.

- **Política de Gastos y Aplicaciones Financieras**

El diseño de la política de gastos del INE para el 2013, tomó en consideración el apego a normas de austeridad; buscando garantizar las actividades propias del Instituto, en lo relativo al trabajo estadístico. Por tal razón, el presupuesto de gastos del ente, presenta una tendencia tan marcada a financiar gastos de personal, ya que la producción estadística reposa en un alto porcentaje, en el trabajo que realizan los funcionarios involucrados en su producción, ya sea a nivel del trabajo de recolección de los datos en el terreno, el cual demanda grandes contingentes de hombres y mujeres recorriendo todo el territorio nacional, o a nivel de oficina, en donde el dato recolectado es transformado en información estadística valiosa.

- **Política de cobertura de los servicios a prestar por el Ente**

Para el año 2013, la gestión del INE, se desarrollará en dos vertientes fundamentales:

- Por el lado de la producción de estadísticas, estará constituida fundamentalmente por la elaboración de productos estadísticos referidos a la temática social, económica y demográfica.
- En su rol de órgano rector del Sistema Estadístico Nacional, se continuarán haciendo esfuerzos por afianzar el trabajo de los subcomités de estadísticas estadales y municipales, como instancias de acuerdos entre productores y usuarios de información estadística.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**181.686.640**
INGRESOS CORRIENTES ORDINARIOS	181.686.640
INGRESOS DE OPERACIÓN	1.686.640
Otros ingresos de operación	1.686.640
TRANSFERENCIAS CORRIENTES	180.000.000
Transferencias corrientes del sector público	180.000.000
Transferencias corrientes internas recibidas del sector público	180.000.000
De la República	180.000.000
INGRESOS DE CAPITAL	**55.563.563**
RECURSOS PROPIOS DE CAPITAL	20.000.000
Incremento de la depreciación y amortización acumuladas	20.000.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	35.563.563
Transferencias y donaciones de capital del sector público	35.563.563
Transferencias de capital recibidas del sector público	35.563.563
De la República	35.563.563
FUENTES DE FINANCIAMIENTO	**2.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.000.000
Disminución de otros activos financieros	2.000.000
Disminución de disponibilidades	2.000.000
Disminución de bancos	2.000.000
TOTAL RECURSOS	**239.250.203**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**236.887.595**
GASTOS DE CONSUMO	224.831.644
Remuneraciones	152.360.134
Sueldos, salarios y otras retribuciones	34.935.240
Beneficios y complementos de sueldos y salarios	65.834.926
Aportes patronales	5.840.230
Prestaciones sociales y otras indemnizaciones	6.382.235
Asistencia socioeconómica	39.367.503
Compra de bienes y servicios	52.471.510
Bienes de consumo	3.648.594
Servicios no personales	48.822.916
Depreciación y amortización	20.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	12.055.951
Al sector privado	12.055.951
Transferencias corrientes al sector privado	12.055.951
Directas a personas	12.055.951
Pensiones y otros beneficios asociados	4.299.149
Jubilaciones y otros beneficios asociados	7.716.673
Otras transferencias directas a personas	40.129
GASTOS DE CAPITAL	**1.203.382**
INVERSIÓN REAL DIRECTA	1.203.382
Formación bruta de capital fijo	1.203.382
Maquinaria, equipos y otros bienes muebles	1.203.382
APLICACIONES FINANCIERAS	**1.159.226**
DISMINUCIÓN DE PASIVOS	1.159.226
Disminución de cuentas y efectos por pagar	1.159.226
Disminución de cuentas y efectos por pagar a corto plazo	1.159.226
Disminución de sueldos, salarios y otras remuneraciones por pagar	800.000
Disminución cuentas por pagar a proveedores a corto plazo	359.226
TOTAL GASTOS	**239.250.203**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
31.276	Fortalecimiento del Instituto Nacional de Estadística (INE) como ente rector del Sistema Estadístico Nacional (SEN)	01-01-2009	31-12-2014	101.608.511	35.563.563	56.895.867		194.067.941
	TOTAL			101.608.511	35.563.563	56.895.867		194.067.941

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Propios	Fuente de Financiamiento: Transferencias de la República	Fuente de Financiamiento: Donaciones de la República	Fuente de Financiamiento: Otras Fuentes	Presupuesto 2013
31.276	Fortalecimiento del Instituto Nacional de Estadística (INE) como ente rector del Sistema Estadístico Nacional (SEN)	Institución fortalecida			1		35.563.563			35.563.563
118.211	Desarrollo del Sistema Estadístico Nacional 2013	Informe técnico			67		20.819.082			20.819.082
118.236	Asistencia técnica a la producción estadística 2013	Informe técnico			90		9.036.672			9.036.672
118.244	Plataforma tecnológica comunicacional 2013	Informe técnico			43		1.268.370			1.268.370
118.255	Divulgación de la información estadística oficial 2013	Usuario atendido	3.222	2.858	6.080		11.345.022			11.345.022
118.273	Producción de estadísticas demográficas 2013	Informe estadístico			44		11.369.517			11.369.517
118.357	Mediciones para la inclusión social y el equilibrio ambiental 2013	Informe estadístico			109		19.708.879			19.708.879
118.527	Estadísticas para la construcción del nuevo modelo económico 2013	Informe técnico			189	1.686.640	33.570.698			35.257.338
TOTAL						1.686.640	142.681.803			144.368.443

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras		47.039.258			47.039.258
02	Gestión Administrativa	22.000.000	13.786.551			35.786.551
03	Previsión y Protección Social		12.055.951			12.055.951
	TOTAL	**22.000.000**	**72.881.760**			**94.881.760**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**453**	**430**		**883**	**19.418.522**	**4.680.417**	**24.098.939**
Alto Nivel y de Dirección		1		1	81.022		81.022
Directivo	71	73		144	3.778.800		3.778.800
Profesional y Técnico	172	165		337	7.146.588	2.575.577	9.722.165
Personal Administrativo	160	102		262	5.372.249	1.710.939	7.083.188
Obrero	50	89		139	3.039.863	393.901	3.433.764
Personal Contratado	**200**	**220**		**420**	**12.882.337**		**12.882.337**
Profesional y Técnico	195	215		410	12.724.477		12.724.477
Obrero	5	5		10	157.860		157.860
TOTAL	**653**	**650**		**1.303**	**32.300.859**	**4.680.417**	**36.981.276**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**23**	**42**	**65**	**4.299.149**
Obrero	20	33	53	3.317.832
Empleado	3	9	12	981.317
Jubilados	**51**	**69**	**120**	**7.716.673**
Obrero	3	9	12	922.964
Empleado	48	60	108	6.793.709
TOTAL	**74**	**111**	**185**	**12.015.822**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	152.360.134
4.02	Materiales, suministros y mercancías	3.648.594
4.03	Servicios no personales	48.822.916
4.04	Activos reales	1.203.382
4.07	Transferencias y donaciones	12.055.951
4.08	Otros gastos	20.000.000
4.11	Disminución de pasivos	1.159.226
	TOTAL	**239.250.203**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**181.686.640**
INGRESOS CORRIENTES ORDINARIOS	181.686.640
INGRESOS DE OPERACIÓN	1.686.640
Otros ingresos de operación	1.686.640
TRANSFERENCIAS CORRIENTES	180.000.000
Transferencias corrientes del sector público	180.000.000
Transferencias corrientes internas recibidas del sector público	180.000.000
De la República (Ministerio del Poder Popular del Despacho de la Presidencia)	180.000.000
Recursos Ordinarios	180.000.000
1.2 GASTOS CORRIENTES	**236.887.595**
GASTOS DE CONSUMO	224.831.644
Remuneraciones	152.360.134
Sueldos, salarios y otras retribuciones	34.935.240
Beneficios y complementos de sueldos y salarios	65.834.926
Aportes patronales	5.840.230
Prestaciones sociales y otras indemnizaciones	6.382.235
Asistencia socioeconómica	39.367.503
Compra de bienes y servicios	52.471.510
Bienes de consumo	3.648.594
Servicios no personales	48.822.916
Depreciación y amortización	20.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	12.055.951
Al sector privado	12.055.951
Transferencias corrientes al sector privado	12.055.951
Directas a personas	12.055.951
Pensiones y otros beneficios asociados	4.299.149
Jubilaciones y otros beneficios asociados	7.716.673
Otras transferencias directas a personas	40.129
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(55.200.955)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**362.608**
RECURSOS PROPIOS DE CAPITAL	(35.200.955)
Desahorro en cuenta corriente	(55.200.955)
Incremento de la depreciación y amortización acumuladas	20.000.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	35.563.563
Transferencias y donaciones de capital del sector público	35.563.563
Transferencias de capital recibidas del sector público	35.563.563
De la República (Ministerio del Poder Popular del Despacho de la Presidencia)	35.563.563
Proyectos por Endeudamiento	35.563.563
• Fortalecimiento del Instituto Nacional de Estadística (INE) como ente rector del Sistema Estadístico Nacional (SEN)	35.563.563
2.2 GASTOS DE CAPITAL	**1.203.382**
INVERSIÓN REAL DIRECTA	1.203.382
Formación bruta de capital fijo	1.203.382
Maquinaria, equipos y otros bienes muebles	1.203.382
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(840.774)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.000.000
Disminución de otros activos financieros	2.000.000
Disminución de disponibilidades	2.000.000
Disminución de bancos	2.000.000
3.2 APLICACIONES FINANCIERAS	**2.000.000**
DISMINUCIÓN DE PASIVOS	1.159.226
Disminución de cuentas y efectos por pagar	1.159.226
Disminución de cuentas y efectos por pagar a corto plazo	1.159.226
Disminución de sueldos, salarios y otras remuneraciones por pagar	800.000
Disminución cuentas por pagar a proveedores a corto plazo	359.226
DÉFICIT FINANCIERO	840.774

A0216

Fundación "Pueblo Soberano"

FUNDACIÓN "PUEBLO SOBERANO"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Pueblo Soberano, es el ente que canaliza en forma organizada y coherente, una serie de recursos destinados a prestar atención integral a los sectores de la población más necesitados, a través de asistencia socio-económica en el área de salud y vivienda, apoyando el accionar de las instituciones del Estado y las organizaciones del poder popular, que brindan atención en dichas áreas a estos sectores de la población, coadyuvando así a elevar su calidad de vida, en el marco de los postulados del Socialismo Bolivariano.

Basada en esta concepción, la Institución enmarca su actuación en las Líneas Generales del Proyecto Nacional Simón Bolívar - Primer Plan Socialista- PPS- del Desarrollo Económico y Social de la Nación 2007-2013", procurando alcanzar la Suprema Felicidad Social, cuyo objetivo es reducir la miseria a cero y acelerar la disminución de la pobreza, atendiendo integralmente a la población en situación de extrema pobreza y máxima exclusión social. De allí, que la Fundación tenga como propósito, apoyar y prestar asistencia a los sectores sociales más necesitados del país.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**100.000.000**
INGRESOS CORRIENTES EXTRAORDINARIOS	100.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	100.000.000
Donaciones corrientes internas recibidas del sector público	100.000.000
De la República	100.000.000
INGRESOS DE CAPITAL	**456.456**
RECURSOS PROPIOS DE CAPITAL	456.456
Incremento de la depreciación y amortización acumuladas	456.456
TOTAL RECURSOS	**100.456.456**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**98.861.620**
GASTOS DE CONSUMO	51.409.212
Remuneraciones	40.639.176
Sueldos, salarios y otras retribuciones	12.785.720
Beneficios y complementos de sueldos y salarios	8.635.924
Aportes patronales	1.851.040
Prestaciones sociales y otras indemnizaciones	2.700.468
Asistencia socioeconómica	14.666.024
Compra de bienes y servicios	9.075.072
Bienes de consumo	4.002.660
Servicios no personales	5.072.412
Impuestos indirectos	1.238.508
Depreciación y amortización	456.456
TRANSFERENCIAS Y DONACIONES CORRIENTES	47.452.408
Al sector privado	43.452.408
Donaciones corrientes al sector privado	43.452.408
Donaciones a personas	43.452.408
Al sector público	4.000.000
Transferencias corrientes al sector público	4.000.000
A la República	4.000.000
GASTOS DE CAPITAL	**1.594.836**
INVERSIÓN REAL DIRECTA	1.594.836
Formación bruta de capital fijo	1.363.836
Maquinaria, equipos y otros bienes muebles	1.363.836
Bienes intangibles	231.000
TOTAL GASTOS	**100.456.456**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118.526	Asistencia socio-económica a los sectores más necesitados de la población	Apoyo Otorgado	1.610	770	2.380		47.452.408			47.452.408
TOTAL							47.452.408			47.452.408

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras		40.639.176			40.639.176
02	Gestión Administrativa	456.456	11.908.416			12.364.872
TOTAL		456.456	52.547.592			53.004.048

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**74**	**45**	**26**	**145**	**8.668.375**		**8.668.375**
Alto Nivel y de Dirección		1		1	104.252		104.252
Directivo	5	3	2	10	966.076		966.076
Profesional y Técnico	40	13	17	70	4.783.538		4.783.538
Administrativo	26	12	2	40	1.835.556		1.835.556
Obrero	3	16	5	24	978.953		978.953
Personal Contratado	**5**	**4**		**9**	**460.652**		**460.652**
Profesional y Técnico	2	2		4	244.751		244.751
Administrativo	2	1		3	128.233		128.233
Obrero	1	1		2	87.668		87.668
TOTAL	**79**	**49**	**26**	**154**	**9.129.027**		**9.129.027**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	40.639.176
4.02	Materiales, suministros y mercancías	4.002.660
4.03	Servicios no personales	6.310.920
4.04	Activos reales	1.594.836
4.07	Transferencias y donaciones	47.452.408
4.08	Otros gastos	456.456
	TOTAL	**100.456.456**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**100.000.000**
INGRESOS CORRIENTES EXTRAORDINARIOS	100.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	100.000.000
Donaciones corrientes internas recibidas del sector público	100.000.000
De la República (Ministerio del Poder Popular del Despacho de la Presidencia)	100.000.000
1.2 GASTOS CORRIENTES	**98.861.620**
GASTOS DE CONSUMO	51.409.212
Remuneraciones	40.639.176
Sueldos, salarios y otras retribuciones	12.785.720
Beneficios y complementos de sueldos y salarios	8.635.924
Aportes patronales	1.851.040
Prestaciones sociales y otras indemnizaciones	2.700.468
Asistencia socioeconómica	14.666.024
Compra de bienes y servicios	9.075.072
Bienes de consumo	4.002.660
Servicios no personales	5.072.412
Impuestos indirectos	1.238.508
Depreciación y amortización	456.456
TRANSFERENCIAS Y DONACIONES CORRIENTES	47.452.408
Al sector privado	43.452.408
Donaciones corrientes al sector privado	43.452.408
Donaciones a personas	43.452.408
Al sector público	4.000.000
Transferencias corrientes al sector público	4.000.000
A la República	4.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.138.380**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.594.836**
RECURSOS PROPIOS DE CAPITAL	1.594.836
Ahorro en cuenta corriente	1.138.380
Incremento de la depreciación y amortización acumuladas	456.456
2.2 GASTOS DE CAPITAL	**1.594.836**
INVERSIÓN REAL DIRECTA	1.594.836
Formación bruta de capital fijo	1.363.836
Maquinaria, equipos y otros bienes muebles	1.363.836
Bienes intangibles	231.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0369

Fundación Musical Simón Bolívar (Fundamusical Bolívar)

FUNDACIÓN MUSICAL SIMÓN BOLÍVAR (FUNDAMUSICAL BOLÍVAR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Musical Simón Bolívar (Fundamusical Bolívar), rinde frutos de esperanza a una cantera de miles de niños, niñas, adolescentes y jóvenes venezolanos que cumplen, a través de la música, sus sueños de realización personal y profesional. La música es la herramienta fundamental para la incorporación de niños, niñas, adolescentes y jóvenes al Sistema Nacional de Orquestas y Coros Infantiles y Juveniles de Venezuela durante 33 años, que ha venido construyendo una red de orquestas y coros, diseminados a lo largo y ancho del territorio nacional. Hoy Venezuela es un hermoso mapa musical, sembrado por 171 Orquestas de Iniciación, 230 Orquestas Juveniles, 171 Orquestas Infantiles, 15 Pre Infantiles, 190 Cantorías Infantiles, 364 Coros Asociados, 864 Otras Agrupaciones (Cuartetos, Quintetos y Ensambles), 5 Academias Latinoamericanas y 8 Talleres de Luthería, dando atención a miles de venezolanos, que ven en el Sistema, una oportunidad de crecimiento y formación integral, a través de acciones como: Práctica Orquestal y Coral, Integración Social de Personas con Discapacidad, Niños en Situación de Calle, Del Pupitre al Atril (orquestas y coros escolares) y Centros Académicos de Luthería (formación de jóvenes artesanos).

- **Visión del Organismo**

Fundamusical Bolívar, es una Institución abierta a toda la sociedad, con un alto concepto de excelencia musical, que contribuye al desarrollo integral del ser humano. Se vincula con la comunidad, a través del intercambio, la cooperación y el cultivo de valores trascendentales, que inciden en la transformación del niño, el joven y el entorno familiar. Que cuenta con un recurso humano, dirigido al logro de una meta común, con mística y gozo, formando equipos multidisciplinarios, altamente motivados e identificados con la Institución. Que reconoce al movimiento orquestal, como una oportunidad para el desarrollo personal, en lo intelectual, en lo espiritual, en lo social y en lo profesional, rescatando al niño y al joven de una juventud vacía, desorientada y desviada.

- **Misión del Organismo**

La Fundación Musical Simón Bolívar, constituye una obra social del Estado venezolano, consagrada al rescate pedagógico, ocupacional y ético de la infancia y la juventud, mediante la instrucción y la práctica colectiva de la música, por lo que se considera uno de los puntales de la política social nacional, dedicada a la capacitación, la prevención y recuperación de los grupos más vulnerables del país, tanto por sus características etéreas, como por su situación socioeconómica.

- **Objetivos Generales**

_ Rescate pedagógico, ocupacional y ético de la infancia y la juventud, mediante la instrucción y la práctica colectiva de la música, así como la capacitación de jóvenes artesanos, en la fabricación y reparación de instrumentos musicales.
_ Formación de recursos humanos a nivel profesional, para la extensión y multiplicación del Sistema.

- **Objetivos Específicos**

_ Desarrollo de las capacidades personales y sociales de niños y jóvenes organizados, a través de la formación, ejecución orquestal y canto coral.
_ Rescate pedagógico, ocupacional y ético de la infancia y la juventud, mediante la instrucción y la práctica colectiva de la música, así como la capacitación de jóvenes artesanos, en la fabricación y reparación de instrumentos sinfónicos y populares.
_ Garantizar la equidad y disminución de las brechas sociales y mejorar la calidad de vida de niños, niñas y adolescentes, en situación de riesgo de pobreza extrema, mediante su inclusión al Sistema de Orquestas y a la práctica orquestal y musical.

- Promover y garantizar la formación progresiva de los niños, niñas y adolescentes, que conforman el Sistema de Orquestas, para el reconocimiento de sus derechos, logrando con ello superar la exclusión social.
- Fortalecer la democracia de contenido social, mediante la ampliación y consolidación del Sistema Nacional de Coros y Orquestas Juveniles e Infantiles, donde la música es puesta al servicio del colectivo, haciendo evidente su potencial social y laboral, de formación socio-comunitaria.
- Contribuir al rescate ocupacional de la juventud excluida del sistema laboral, mediante la capacitación para la reparación y fabricación de instrumentos sinfónicos y populares.
- Propiciar espacios de encuentro para el desarrollo de la solidaridad, la pertenencia, la efectividad, la innovación, la capacidad de riesgo y el éxito.
- Fomentar el uso adecuado del tiempo libre, evitando la incursión de niños y jóvenes en el consumo de drogas, alcoholismo y prostitución.
- Cumplir una actividad de difusión cultural formativa, en el área musical hacia la comunidad, a través de una programación de presentaciones didácticas orquestales.
- Cumplir una función pedagógica en los núcleos académicos, que forman el Sistema de Orquestas.
- Desarrollo individual y colectivo, dentro del ámbito orquestal y coral.

- **Política de Cobertura de los Servicios a Prestar por el Organismo**

Fundación Musical Bolívar, enmarcará sus políticas dentro de los lineamientos establecidos por el Gobierno Nacional respecto a la niñez, la juventud y la familia, en el marco de las Líneas Generales del Proyecto Nacional Simón Bolívar - Primer Plan Socialista- PPS- del Desarrollo Económico y Social de la Nación 2007-2013, y los lineamientos del Despacho de la Presidencia, ubicándose dentro del equilibrio social, y teniendo como norte, alcanzar la justicia social, a través de la universalización de los derechos sociales, con garantía de equidad, buscando la disminución de las brechas sociales de calidad de vida, así como también, los déficit de atención, para construir progresivamente ciudadanos, que se fortalezcan en una democracia de contenido social.

De manera particular, durante el ejercicio económico financiero 2013, en respuesta a los lineamientos de política, se implementarán las siguientes acciones:

- Continuación del Programa de Fortalecimiento del Sistema, mediante la formación profesional de niños, niñas, adolescentes y jóvenes músicos, en los Núcleos y Módulos Orquestales Juveniles e Infantiles, creados a nivel nacional.
- Expandir el Proyecto de Orquestas Preescolares, dirigido a la incorporación en el área de cuerdas, de aquellos niños entre 2 y 6 años que así lo deseen, impartiéndoles formación musical temprana en cuatro niveles: Propedéutico, CEAC I, CEAC II y Orquesta Preinfantil.
- Apoyo a la integración social de niños y jóvenes con necesidades educativas especiales, proyecto que se viene ejecutando en los estados Lara y Aragua.
- Desarrollo del Programa Orquestal y Coral en el Complejo Gustavo H. Machado de Los Chorros, centro del INAM y de la Fundación Atenea, encargados de la tutela de los niños y adolescentes, a los que se les ha dictado alguna medida judicial, sea por maltrato, abandono, peligro o trasgresión, con el objeto de brindarles la oportunidad de construir sus proyectos de vida.
- Expandir y fortalecer el proyecto "Del Pupitre al Atril", que consiste en propiciar la creación de Orquestas y Coros Infantiles en las Escuelas Bolivarianas, como una forma de contribuir al proceso de integración entre cultura y educación y como símbolo tangible de la misión asignada al Ministerio del Poder Popular para la Educación. De cara a las transformaciones requeridas por la Venezuela de hoy, es fundamental lograr la formación de ciudadanos creativos, íntegros, responsables, solidarios y profundamente sociales, que utilicen el arte en todas sus expresiones, como herramienta para conocer y transformar el mundo personal y colectivo.

- Fortalecimiento de la Sinfónica Nacional Infantil y de la Sinfónica Nacional Juvenil de Venezuela, que constituyen desde el año 1994, la representación nacional del Sistema de Orquestas Juveniles e Infantiles.
- Capacitación de jóvenes en la fabricación y reparación de instrumentos musicales, a través de las actividades que desarrolla el Centro Académico de Luthería desde 1983.
- Mantener el fortalecimiento académico y enseñanza musical de profesores y alumnos, integrantes del Sistema desarrollado en los Núcleos y Módulos a nivel nacional, mediante la preproducción, producción y postproducción de teletalleres, así como la divulgación del trabajo social, artístico, cultural y de formación, desarrollado por el Sistema, mediante la elaboración de micro programas institucionales y el registro histórico de las acciones y actividades del Sistema, en lo que se refiere a la grabación de conciertos y giras, tanto nacionales como internacionales.
- Mantener el proceso de descentralización de los Núcleos y Módulos, dotándolos de personalidad jurídica, a través de la creación de Fundaciones Regionales, lo que les permite administrar y recaudar fondos dentro de un proceso de autogestión, todo esto preservando la tutela de Fundamusical Simón Bolívar, que además, tiene un porcentaje apreciable de participación en las asambleas y directivas de las mencionadas Fundaciones.
- Fortalecer la Orquesta Sinfónica de la Juventud "Simón Bolívar", cuyos integrantes, desde 1975, constituyen el cuerpo académico del Sistema de Orquestas, por ser los encargados de sostener la estructura docente de los Núcleos y Módulos, a nivel nacional, mediante el empleo de métodos de enseñanza instrumental, creados a partir de la experiencia musical desarrollada en los 33 años de existencia del Programa, tanto con las clases individuales, como con las colectivas, mediante los talleres de especialización.
- Consolidar el Sistema Nacional de Orquestas y Coros Juveniles e Infantiles de Venezuela, mediante el desarrollo del Proyecto "II Fase del programa de apoyo al Centro de Acción Social por la Música", para lo cual se prevé la construcción, puesta en funcionamiento y desarrollo de siete (7) Centros Regionales, que servirán de apoyo y complemento a los procesos de acciones del Sistema, con la finalidad de crear las condiciones necesarias para una futura ampliación de su cobertura.
- Continuar la construcción del Complejo de acción social por la música "Simón Bolívar", en la ciudad de Caracas, Distrito Capital, el cual brindará al Sistema Nacional de Orquestas Juveniles e Infantiles de Venezuela, la plataforma físico-espacial adecuada, para aumentar su matrícula con calidad, eficiencia y eficacia, impulsando la labor desplegada a lo largo de su trayectoria y expandir los beneficios del Sistema.
- Continuar con el programa de asesorías y apoyo técnico-artístico internacional a los países que así lo soliciten, por cuanto, desde 1982, organismos como la OEA, la Unesco y la CAF, han establecido con la Fundación, convenios para la creación y consolidación de un programa como el desarrollado por el Sistema de Orquestas de Venezuela, por considerarlo una experiencia exitosa en materia de Política Social, además de ser poseedor de un alto nivel artístico, musical y cultural.
- Consolidar el "Sistema Iberoamericano de las Orquestas y Coros Juveniles", el cual tiene sede en Venezuela y está integrado por México, Trinidad y Tobago, Cuba, Jamaica, Bolivia, Argentina, República Dominicana, Uruguay, Chile, Paraguay, Panamá, Ecuador, El Salvador, Honduras, Guatemala y Colombia; promoviendo así la constitución del "Sistema Mundial de Orquestas Juveniles".
- Mantener el desarrollo de la Red de Orquestas Sinfónicas Penitenciarias, iniciada desde el año 2007, generando valores éticos, morales y sociales en la población reclusa, a través del colectivo a favor de la sana convivencia penitenciaria, aportándole a su vez habilidades de socialización, que le faciliten su reinserción.

- **Vinculación con los Objetivos del Sector (Previstos en los Planes Operativos)**

El objetivo esencial del Sistema no se refiere al plano artístico, sino que se inserta directa y profundamente en el contexto global de una política de participación, integración, prevención, capacitación y rescate juvenil. Sus líneas de acción van dirigidas hacia el desarrollo integral del ser humano, utilizando la música como

herramienta para el rescate ocupacional, desarrollo social y formación ciudadana de niños, niñas, adolescentes y jóvenes, proporcionando además, elementos familiares y comunitarios, que favorecen e impulsan la organización, la participación solidaria y la visión, que los orienta a trascender el círculo vicioso de la pobreza. El Sistema realiza una labor democratizadora de la música, al acercar a los sectores excluidos de la sociedad, a una formación ciudadana y musical, con participación y movilidad social, a través de una herramienta que por mucho tiempo, se consideró exclusiva de las minorías.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**251.015.294**
INGRESOS CORRIENTES ORDINARIOS	251.015.294
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	150.000
Venta de otros bienes y servicios	150.000
INGRESOS DE OPERACIÓN	100.000
Otros ingresos de operación	100.000
INGRESOS DE LA PROPIEDAD	230.000
Intereses	230.000
Intereses internos	230.000
Intereses por depósitos	230.000
TRANSFERENCIAS CORRIENTES	250.535.294
Transferencias corrientes internas recibidas del sector privado	223.313
De empresas privadas	223.313
Transferencias corrientes del sector público	250.311.981
Transferencias corrientes internas recibidas del sector público	250.311.981
De la República	250.311.981
INGRESOS DE CAPITAL	**750.058.605**
RECURSOS PROPIOS DE CAPITAL	2.056.672
Incremento de la depreciación y amortización acumuladas	2.056.672
TRANSFERENCIAS Y DONACIONES DE CAPITAL	748.001.933
Transferencias y donaciones de capital del sector público	748.001.933
Transferencias de capital recibidas del sector público	748.001.933
De la República	748.001.933
FUENTES DE FINANCIAMIENTO	**41.887.876**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	41.887.876
Disminución de otros activos financieros	41.887.876
Disminución de disponibilidades	41.887.876
Disminución de bancos	41.887.876
TOTAL RECURSOS	**1.042.961.775**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**252.368.653**
GASTOS DE CONSUMO	210.311.351
Remuneraciones	208.154.679
Sueldos, salarios y otras retribuciones	86.365.177
Beneficios y complementos de sueldos y salarios	41.336.046
Aportes patronales	8.480.591
Prestaciones sociales y otras indemnizaciones	25.001.413
Asistencia socioeconómica	46.127.395
Otros gastos de personal	844.057
Compra de bienes y servicios	100.000
Servicios no personales	100.000
Depreciación y amortización	2.056.672
TRANSFERENCIAS Y DONACIONES CORRIENTES	42.057.302
Al sector privado	42.057.302
Transferencias corrientes al sector privado	40.057.302
Directas a personas	18.886.196
Pensiones y otros beneficios asociados	402.312
Jubilaciones y otros beneficios asociados	568.518
Otras transferencias directas a personas	17.915.366
Otras transferencias corrientes internas al sector privado	21.171.106
Donaciones corrientes al sector privado	2.000.000
Donaciones a personas	2.000.000
GASTOS DE CAPITAL	**748.001.933**
INVERSIÓN REAL DIRECTA	748.001.933
Formación bruta de capital fijo	747.881.933
Maquinaria, equipos y otros bienes muebles	23.952.418
Construcciones de bienes de dominio privado	696.368.218
Producción propia (gastos capitalizables)	27.561.297
Remuneraciones	2.896.413
Sueldos, salarios y otras retribuciones	2.896.413
Compra de bienes y servicios	24.664.884
Bienes de consumo	500.398
Servicios no personales	24.164.486
Bienes intangibles	120.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**42.591.189**
DISMINUCIÓN DE PASIVOS	42.591.189
Disminución de cuentas y efectos por pagar	42.591.189
Disminución de cuentas y efectos por pagar a corto plazo	42.591.189
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.688.382
Disminución de aportes patronales y retenciones laborales por pagar	44.529
Disminución de aportes patronales y retenciones laborales Por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	44.529
Disminución cuentas por pagar a proveedores a corto plazo	10.962.208
Disminución de efectos por pagar a proveedores a corto plazo	27.896.070
TOTAL GASTOS	**1.042.961.775**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
29.444	Segunda fase del programa de apoyo al Centro de Acción Social por la Música	19-08-2008	19-08-2015	454.138.406	141.027.981	115.853.272	114.335.816	825.355.475
112.111	Complejo de acción social por la música Simón Bolivar	03-01-2011	30-12-2016	43.171.239	606.973.952	288.935.706	942.002.853	1.881.083.750
	TOTAL			497.309.645	748.001.933	404.788.978	1.056.338.669	2.706.439.225

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
29.444	Segunda fase del programa de apoyo al Centro de Acción Social por la Música	Centro	4		4		141.027.981			141.027.981
112.111	Complejo de acción social por la música Simón Bolívar	Edificio			1		606.973.952			606.973.952
118.175	Alma llanera	Niña, Niño, Adolescente y Joven	22.850	18.320	41.170		22.204.562			22.204.562
118.176	Centro nacional de acción social por la música	Niña, Niño, Adolescente y Joven	39.700	61.500	101.200		18.437.709			18.437.709
118.177	Ampliación y fortalecimiento de la Red Nacional de Coros y Orquestas Juveniles e Infantiles de Venezuela	Niña, Niño, Adolescente y Joven	190.200	179.440	369.640		154.340.884			154.340.884
TOTAL							942.985.088			942.985.088

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras		54.349.823			54.349.823
02	Gestión Administrativa	44.647.861	8.173			44.656.034
03	Previsión y Protección Social		970.830			970.830
TOTAL		44.647.861	55.328.826			99.976.687

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**595**	**588**	**160**	**1.343**	**33.463.700**		**33.463.700**
Alto Nivel y de Dirección	10	6		16	404.769		404.769
Profesional y Técnico	324	235	48	607	26.273.836		26.273.836
Administrativo	188	146	106	440	3.840.677		3.840.677
Docente	41	166	6	213	1.283.693		1.283.693
Obrero	32	35		67	1.660.725		1.660.725
Personal Fijo a Tiempo Parcial	**761**	**236**		**997**	**38.464.668**		**38.464.668**
Docente	761	236		997	38.464.668		38.464.668
Personal Contratado	**316**	**306**		**622**	**15.305.830**		**15.305.830**
Profesional y Técnico	54	79		133	9.376.038		9.376.038
Administrativo	203	192		395	3.616.214		3.616.214
Obrero	59	35		94	2.313.578		2.313.578
TOTAL	**1.672**	**1.130**	**160**	**2.962**	**87.234.198**		**87.234.198**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**4**	**7**	**11**	**402.312**
Empleado	4	7	11	402.312
Jubilados	**9**	**6**	**15**	**568.518**
Empleado	9	6	15	568.518
TOTAL	**13**	**13**	**26**	**970.830**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	211.051.092
4.02	Materiales, suministros y mercancías	500.398
4.03	Servicios no personales	24.264.486
4.04	Activos reales	720.440.636
4.07	Transferencias y donaciones	42.057.302
4.08	Otros gastos	2.056.672
4.11	Disminución de pasivos	42.591.189
	TOTAL	**1.042.961.775**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**251.015.294**
INGRESOS CORRIENTES ORDINARIOS	251.015.294
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	150.000
Venta de otros bienes y servicios	150.000
INGRESOS DE OPERACIÓN	100.000
Otros ingresos de operación	100.000
INGRESOS DE LA PROPIEDAD	230.000
Intereses	230.000
Intereses internos	230.000
Intereses por depósitos	230.000
TRANSFERENCIAS CORRIENTES	250.535.294
Transferencias corrientes internas recibidas del sector privado	223.313
De empresas privadas	223.313
Transferencias corrientes del sector público	250.311.981
Transferencias corrientes internas recibidas del sector público	250.311.981
De la República (Ministerio del Poder Popular del Despacho de la Presidencia)	250.311.981
Recursos Ordinarios	250.311.981
1.2 GASTOS CORRIENTES	**252.368.653**
GASTOS DE CONSUMO	210.311.351
Remuneraciones	208.154.679
Sueldos, salarios y otras retribuciones	86.365.177
Beneficios y complementos de sueldos y salarios	41.336.046
Aportes patronales	8.480.591
Prestaciones sociales y otras indemnizaciones	25.001.413
Asistencia socioeconómica	46.127.395
Otros gastos de personal	844.057
Compra de bienes y servicios	100.000
Servicios no personales	100.000
Depreciación y amortización	2.056.672

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
TRANSFERENCIAS Y DONACIONES CORRIENTES	42.057.302
Al sector privado	42.057.302
Transferencias corrientes al sector privado	40.057.302
Directas a personas	18.886.196
Pensiones y otros beneficios asociados	402.312
Jubilaciones y otros beneficios asociados	568.518
Otras transferencias directas a personas	17.915.366
Otras transferencias corrientes internas al sector privado	21.171.106
Donaciones corrientes al sector privado	2.000.000
Donaciones a personas	2.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.353.359)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**748.705.246**
RECURSOS PROPIOS DE CAPITAL	703.313
Desahorro en cuenta corriente	(1.353.359)
Incremento de la depreciación y amortización acumuladas	2.056.672
TRANSFERENCIAS Y DONACIONES DE CAPITAL	748.001.933
Transferencias y donaciones de capital del sector público	748.001.933
Transferencias de capital recibidas del sector público	748.001.933
De la República (Ministerio del Poder Popular del Despacho de la Presidencia)	748.001.933
Proyectos por Endeudamiento	748.001.933
• Segunda Fase del Programa de Apoyo al Centro de Acción Social por la Música	141.027.981
• Complejo de Acción Social por la Música Simón Bolívar	606.973.952
2.2 GASTOS DE CAPITAL	**748.001.933**
INVERSIÓN REAL DIRECTA	748.001.933
Formación bruta de capital fijo	747.881.933
Maquinaria, equipos y otros bienes muebles	23.952.418
Construcciones de bienes de dominio privado	696.368.218
Producción propia (gastos capitalizables)	27.561.297

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Remuneraciones	2.896.413
Sueldos, salarios y otras retribuciones	2.896.413
Compra de bienes y servicios	24.664.884
Bienes de consumo	500.398
Servicios no personales	24.164.486
Bienes intangibles	120.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**703.313**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**42.591.189**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	41.887.876
Disminución de otros activos financieros	41.887.876
Disminución de disponibilidades	41.887.876
Disminución de bancos	41.887.876
SUPERÁVIT FINANCIERO	703.313
3.2 APLICACIONES FINANCIERAS	**42.591.189**
DISMINUCIÓN DE PASIVOS	42.591.189
Disminución de cuentas y efectos por pagar	42.591.189
Disminución de cuentas y efectos por pagar a corto plazo	42.591.189
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.688.382
Disminución de aportes patronales y retenciones laborales por pagar	44.529
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	44.529
Disminución cuentas por pagar a proveedores a corto plazo	10.962.208
Disminución de efectos por pagar a proveedores a corto plazo	27.896.070

A0663

Instituto Nacional de Hipódromos (INH)

INSTITUTO NACIONAL DE HIPÓDROMOS (INH)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Nacional de Hipódromos (INH) tiene por objeto, la organización, funcionamiento, administración y explotación de los hipódromos nacionales, con el fin específico de contribuir al fomento y mejora de la especie equina dentro del país, y promover con sus ingresos, actividades con propósito social, cultural y deportivo.

Tiene como misión, velar por la explotación, funcionamiento y organización de los hipódromos nacionales, contribuir con el fomento y mejora de la raza equina del país, estimulando así el hipismo en el ámbito nacional e internacional, desarrollando un espectáculo grato para todos los espectadores.

En tal sentido, el INH, formula el presupuesto de ingresos y gastos del año 2013, con basamento en el fin social que caracteriza a los órganos de la Administración Pública, destacando el contenido del Decreto N° 422 de fecha 29 de octubre de 1999, que ordena liquidar el personal, preservando y manteniendo la actividad hípica nacional.

Por consiguiente, los créditos presupuestarios 2013, se adjudican solamente a las Acciones Centralizadas, no formulándose ningún Proyecto, al estar en proceso de liquidación y supresión.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**852.540.139**
INGRESOS CORRIENTES ORDINARIOS	852.540.139
INGRESOS DE OPERACIÓN	852.540.139
Otros ingresos de operación	852.540.139
TOTAL RECURSOS	**852.540.139**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**754.696.013**
GASTOS DE CONSUMO	205.719.399
Remuneraciones	126.555.518
Sueldos, salarios y otras retribuciones	28.978.087
Beneficios y complementos de sueldos y salarios	19.100.976
Aportes patronales	2.279.494
Prestaciones sociales y otras indemnizaciones	9.022.966
Asistencia socioeconómica	67.173.995
Compra de bienes y servicios	62.079.452
Bienes de consumo	11.622.352
Servicios no personales	50.457.100
Impuestos indirectos	17.084.429
IMPUESTOS DIRECTOS	24.178.502
TRANSFERENCIAS Y DONACIONES CORRIENTES	118.415.974
Al sector privado	118.415.974
Transferencias corrientes al sector privado	118.415.974
Directas a personas	118.415.974
Pensiones y otros beneficios asociados	37.466.636
Jubilaciones y otros beneficios asociados	69.670.628
Otras transferencias directas a personas	11.278.710
OTROS GASTOS CORRIENTES	406.382.138
Obligaciones del ejercicio vigente	404.382.138
Devoluciones y reintegros diversos	404.382.138
Otros gastos corrientes	2.000.000
Otras perdidas	2.000.000
GASTOS DE CAPITAL	**11.453.648**
INVERSIÓN REAL DIRECTA	11.453.648
Formación bruta de capital fijo	11.381.888
Maquinaria, equipos y otros bienes muebles	9.381.888
Construcciones de bienes de dominio privado	2.000.000
Bienes intangibles	71.760

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**86.390.478**
DISMINUCIÓN DE PASIVOS	86.390.478
Disminución de cuentas y efectos por pagar	86.390.478
Disminución de cuentas y efectos por pagar a corto plazo	56.284.312
Disminución de aportes patronales y retenciones laborales por pagar	43.543.101
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	203.894
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	376.955
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	43.238
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	282.131
Disminución de otros aportes patronales por pagar	42.636.883
Disminución cuentas por pagar a proveedores a corto plazo	1.285.214
Disminución cuentas por pagar a contratistas a corto plazo	11.455.997
Disminución de otras cuentas y efectos por pagar	30.106.166
Disminución de otras cuentas por pagar a corto plazo	30.106.166
TOTAL GASTOS	**852.540.139**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	126.555.518				126.555.518
02	Gestión Administrativa	607.568.647				607.568.647
03	Previsión y Protección Social	118.415.974				118.415.974
	TOTAL	**852.540.139**				**852.540.139**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**48**	**30**		**78**	**2.083.389**	**18.371**	**2.101.760**
Directivo	46	28		74	1.894.411	13.845	1.908.256
Obrero	2	2		4	188.978	4.526	193.504
Personal Contratado	**232**	**282**		**514**	**21.024.871**		**21.024.871**
Profesional y Técnico	52	61		113	6.816.165		6.816.165
Administrativo	40	45		85	3.408.083		3.408.083
Médico	5	8		13	1.136.027		1.136.027
Obrero	135	168		303	9.664.596		9.664.596
TOTAL	**280**	**312**		**592**	**23.108.260**	**18.371**	**23.126.631**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**224**	**336**	**560**	**37.466.636**
Obrero	151	227	378	18.279.982
Empleado	73	109	182	19.186.654
Jubilados	**597**	**897**	**1.494**	**69.670.628**
Obrero	360	542	902	41.067.366
Empleado	237	355	592	28.603.262
TOTAL	**821**	**1.233**	**2.054**	**107.137.264**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	126.555.518
4.02	Materiales, suministros y mercancías	11.622.352
4.03	Servicios no personales	67.541.529
4.04	Activos reales	11.453.648
4.07	Transferencias y donaciones	118.415.974
4.08	Otros gastos	430.560.640
4.11	Disminución de pasivos	86.390.478
	TOTAL	**852.540.139**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**852.540.139**
INGRESOS CORRIENTES ORDINARIOS	852.540.139
INGRESOS DE OPERACIÓN	852.540.139
Otros ingresos de operación	852.540.139
1.2 GASTOS CORRIENTES	**754.696.013**
GASTOS DE CONSUMO	205.719.399
Remuneraciones	126.555.518
Sueldos, salarios y otras retribuciones	28.978.087
Beneficios y complementos de sueldos y salarios	19.100.976
Aportes patronales	2.279.494
Prestaciones sociales y otras indemnizaciones	9.022.966
Asistencia socioeconómica	67.173.995
Compra de bienes y servicios	62.079.452
Bienes de consumo	11.622.352
Servicios no personales	50.457.100
Impuestos indirectos	17.084.429
IMPUESTOS DIRECTOS	24.178.502
TRANSFERENCIAS Y DONACIONES CORRIENTES	118.415.974
Al sector privado	118.415.974
Transferencias corrientes al sector privado	118.415.974
Directas a personas	118.415.974
Pensiones y otros beneficios asociados	37.466.636
Jubilaciones y otros beneficios asociados	69.670.628
Otras transferencias directas a personas	11.278.710
OTROS GASTOS CORRIENTES	406.382.138
Obligaciones del ejercicio vigente	404.382.138
Devoluciones y reintegros diversos	404.382.138
Otros gastos corrientes	2.000.000
Otras perdidas	2.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**97.844.126**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**97.844.126**
RECURSOS PROPIOS DE CAPITAL	97.844.126
Ahorro en cuenta corriente	97.844.126
2.2 GASTOS DE CAPITAL	**11.453.648**
INVERSIÓN REAL DIRECTA	11.453.648
Formación bruta de capital fijo	11.381.888
Maquinaria, equipos y otros bienes muebles	9.381.888
Construcciones de bienes de dominio privado	2.000.000
Bienes intangibles	71.760
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**86.390.478**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**86.390.478**
SUPERÁVIT FINANCIERO	86.390.478
3.2 APLICACIONES FINANCIERAS	**86.390.478**
DISMINUCIÓN DE PASIVOS	86.390.478
Disminución de cuentas y efectos por pagar	86.390.478
Disminución de cuentas y efectos por pagar a corto plazo	56.284.312
Disminución de aportes patronales y retenciones laborales por pagar	43.543.101
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	203.894
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	376.955
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	43.238
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	282.131
Disminución de otros aportes patronales por pagar	42.636.883
Disminución cuentas por pagar a proveedores a corto plazo	1.285.214
Disminución cuentas por pagar a contratistas a corto plazo	11.455.997
Disminución de otras cuentas y efectos por pagar	30.106.166
Disminución de otras cuentas por pagar a corto plazo	30.106.166

A1604

Fundación Oficina Presidencial de Planes y Proyectos Especiales

FUNDACIÓN OFICINA PRESIDENCIAL DE PLANES Y PROYECTOS ESPECIALES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Los lineamientos que la Fundación "Oficina Presidencial de Planes y Proyectos Especiales" (Fopppe), contempla para la ejecución del Plan Operativo Anual Institucional y el Presupuesto del año 2013, responden a los principales desafíos que tiene planteado el Gobierno Nacional, durante el citado ejercicio fiscal; los cuales están orientados al avance y profundización del Proyecto Socialista del Siglo XXI, en beneficio de las mayorías nacionales, desarrollando así una gestión pública más democrática, coherente, transparente y eficaz; además, de exhibir con mayor fuerza los resultados concretos de la acción gubernamental.

En este contexto, la Fopppe, ente adscrito al Ministerio del Poder Popular del Despacho de la Presidencia, altamente comprometido en fortalecer las acciones del Gobierno Nacional, orientadas a la consecución de las Líneas Generales del Proyecto Nacional Simón Bolívar - Primer Plan Socialista -PPS- del Desarrollo Económico y Social de la Nación 2007-2013, ha estructurado un Presupuesto por Proyectos, cuyo norte es contribuir a las mejoras y soluciones de los problemas urbanísticos, arquitectónicos y paisajísticos, coadyuvando a la mejora de la calidad de vida de toda la población, a nivel nacional. Lo antes indicado, da origen a la formulación de dos (02) Acciones Centralizadas, las cuales coadyuvan al desarrollo del Proyecto medular de la Fopppe, el cual fortalece la razón de ser de nuestra institución.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**22.000.000**
INGRESOS CORRIENTES ORDINARIOS	22.000.000
TRANSFERENCIAS CORRIENTES	22.000.000
Transferencias corrientes del sector público	22.000.000
Transferencias corrientes internas recibidas del sector público	22.000.000
De la República	22.000.000
INGRESOS DE CAPITAL	**30.000**
RECURSOS PROPIOS DE CAPITAL	30.000
Incremento de la depreciación y amortización acumuladas	30.000
TOTAL RECURSOS	**22.030.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**21.849.000**
GASTOS DE CONSUMO	21.849.000
Remuneraciones	15.779.061
Sueldos, salarios y otras retribuciones	4.125.052
Beneficios y complementos de sueldos y salarios	5.500.392
Aportes patronales	1.040.961
Prestaciones sociales y otras indemnizaciones	1.204.473
Asistencia socioeconómica	3.908.183
Compra de bienes y servicios	6.039.939
Bienes de consumo	2.080.000
Servicios no personales	3.959.939
Depreciación y amortización	30.000
GASTOS DE CAPITAL	**151.000**
INVERSIÓN REAL DIRECTA	151.000
Formación bruta de capital fijo	151.000
Maquinaria, equipos y otros bienes muebles	150.000
Construcciones de bienes de dominio privado	1.000
APLICACIONES FINANCIERAS	**30.000**
INVERSIÓN FINANCIERA	30.000
Incremento de otros activos financieros	30.000
Incremento de disponibilidades	30.000
Incremento de bancos	30.000
TOTAL GASTOS	**22.030.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118.684	Contribuir y ejecutar mejoras y soluciones de los problemas urbanísticos, arquitectónicos y paisajísticos a nivel nacional	Obra			1		1.000			1.000
TOTAL							1.000			1.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras		15.896.846			15.896.846
02	Gestión Administrativa	30.000	6.102.154			6.132.154
TOTAL		30.000	21.999.000			22.029.000

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**7**	**12**	**7**	**26**	**401.076**	**835.006**	**1.236.082**
Alto Nivel y de Dirección	4	6	2	12	191.460	428.769	620.229
Profesional y Técnico	3	6	5	14	209.616	406.237	615.853
Personal Contratado	**52**	**40**		**92**	**3.723.976**		**3.723.976**
Profesional y Técnico	52	40		92	3.723.976		3.723.976
TOTAL	**59**	**52**	**7**	**118**	**4.125.052**	**835.006**	**4.960.058**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	15.779.061
4.02	Materiales, suministros y mercancías	2.080.000
4.03	Servicios no personales	3.959.939
4.04	Activos reales	151.000
4.05	Activos financieros	30.000
4.08	Otros gastos	30.000
	TOTAL	**22.030.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**22.000.000**
INGRESOS CORRIENTES ORDINARIOS	22.000.000
TRANSFERENCIAS CORRIENTES	22.000.000
Transferencias corrientes del sector público	22.000.000
Transferencias corrientes internas recibidas del sector público	22.000.000
De la República (Ministerio del Poder Popular del Despacho de la Presidenta)	22.000.000
Recursos Ordinarios	22.000.000
1.2 GASTOS CORRIENTES	**21.849.000**
GASTOS DE CONSUMO	21.849.000
Remuneraciones	15.779.061
Sueldos, salarios y otras retribuciones	4.125.052
Beneficios y complementos de sueldos y salarios	5.500.392
Aportes patronales	1.040.961
Prestaciones sociales y otras indemnizaciones	1.204.473
Asistencia socioeconómica	3.908.183
Compra de bienes y servicios	6.039.939
Bienes de consumo	2.080.000
Servicios no personales	3.959.939
Depreciación y amortización	30.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**151.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**181.000**
RECURSOS PROPIOS DE CAPITAL	181.000
Ahorro en cuenta corriente	151.000
Incremento de la depreciación y amortización acumuladas	30.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**151.000**
INVERSIÓN REAL DIRECTA	151.000
Formación bruta de capital fijo	151.000
Maquinaria, equipos y otros bienes muebles	150.000
Construcciones de bienes de dominio privado	1.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**30.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**30.000**
SUPERÁVIT FINANCIERO	30.000
3.2 APLICACIONES FINANCIERAS	**30.000**
INVERSIÓN FINANCIERA	30.000
Incremento de otros activos financieros	30.000
Incremento de disponibilidades	30.000
Incremento de bancos	30.000

41
Ministerio del Poder Popular para la Alimentación

Ministerio del Poder Popular para la Alimentación

A0057 Instituto Nacional de Nutrición (INN)
A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)

A0057

Instituto Nacional de Nutrición (INN)

INSTITUTO NACIONAL DE NUTRICIÓN (INN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto nace con la responsabilidad de garantizar el derecho a la alimentación y nutrición de los requerimientos y necesidades de la población, con énfasis en los grupos vulnerables y los sectores más excluidos en el ámbito nacional, teniendo como premisa la dignificación de la atención de estos servicios. En tal sentido, plantea la educación masiva y protección alimentaria nutricional, cuyos resultados contribuyan a recuperar, mejorar o mantener el estado nutricional, alcanzar la adecuada y efectiva contraloría social, soberanía nutricional y por ende mejorar la calidad de vida de las comunidades, directamente entrelazadas con los comités de salud y consultorios populares de la Misión Barrio Adentro.

Para el ejercicio fiscal 2013, el instituto tiene previsto desarrollar las siguientes acciones:

- Evaluar el estado nutricional y sus factores condicionantes en la población de Venezuela, así como el valor nutricional de los alimentos en la misma alimentación, mediante la investigación y el monitoreo, para realizar el diagnóstico de la situación alimentaria nutricional, en grupos de población y áreas específicas, como elemento fundamental del buen comer para un buen vivir.
- Formar técnicos, profesionales y especialistas en el área agroalimentaria y nutricional, con alto perfil social, que contribuyan a la construcción, rescate, valoración y promoción del nuevo paradigma de cultura alimentaria y nutricional de Venezuela, con un enfoque gerencial, tecnológico y comunitario.
- Desarrollar campañas publicitarias utilizando herramientas comunicacionales para la formación y consolidación de una cultura educacional que fortalezca la seguridad y soberanía alimentaria, así como la salud de la población venezolana.
- Establecer la cultura alimentaria, nutricional y soberana, mediante la aplicación de normativas que regulen el funcionamiento de los servicios de alimentación y la creación de "Centros de Cultura Alimentaria y Nutricional" para la formación del talento humano y el poder popular en la materia y el fomento del consumo de comida sana, sabrosa, segura y soberana, a un precio justo y solidario, que contribuyan en mejorar el estado nutricional de la población venezolana.
- Crear una línea de productos nacionales para producir alimentos de alta calidad nutricional, que compitan en el mercado nacional a un precio accesible, garantizando el producto en las diferentes redes de distribución de alimentos pertenecientes al Ministerio del Poder Popular para la Alimentación, así como diseñar estrategias que logren posicionar el producto alimenticio a nivel nacional. Además de cumplir con las normas de calidad establecidas tanto a nivel nacional como internacional.

Con el fin de lograr los objetivos planteados, el Instituto, para el año 2013 cuenta con un presupuesto de gastos que asciende a Bs. 882.500.000, que será financiado con transferencias del Ministerio del Poder Popular para la Alimentación por Bs. 867.000.000 y recursos propios por Bs. 15.500.000, producto de la venta de otros bienes y servicios, intereses por depósitos e incremento de la depreciación y amortización acumuladas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**870.997.093**
INGRESOS CORRIENTES ORDINARIOS	870.997.093
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	14.500.000
Venta de otros bienes y servicios	14.500.000
INGRESOS DE LA PROPIEDAD	500.000
Intereses	500.000
Intereses internos	500.000
Intereses por depósitos	500.000
TRANSFERENCIAS CORRIENTES	855.997.093
Transferencias corrientes del sector público	855.997.093
Transferencias corrientes internas recibidas del sector público	855.997.093
De la República	855.997.093
INGRESOS DE CAPITAL	**11.502.907**
RECURSOS PROPIOS DE CAPITAL	500.000
Incremento de la depreciación y amortización acumuladas	500.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	11.002.907
Transferencias y donaciones de capital del sector público	11.002.907
Transferencias de capital recibidas del sector público	11.002.907
De la República	11.002.907
TOTAL RECURSOS	**882.500.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**848.217.988**
GASTOS DE CONSUMO	618.591.149
Remuneraciones	540.663.160
Sueldos, salarios y otras retribuciones	173.953.332
Beneficios y complementos de sueldos y salarios	216.350.902
Aportes patronales	22.484.293
Prestaciones sociales y otras indemnizaciones	39.775.579
Asistencia socioeconómica	88.099.054
Compra de bienes y servicios	68.214.314
Bienes de consumo	48.196.607
Servicios no personales	20.017.707
Impuestos indirectos	9.213.675
Depreciación y amortización	500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	229.626.839
Al sector privado	229.626.839
Transferencias corrientes al sector privado	228.366.839
Directas a personas	228.366.839
Pensiones y otros beneficios asociados	10.630.746
Jubilaciones y otros beneficios asociados	217.736.093
Donaciones corrientes al sector privado	1.260.000
Donaciones a personas	1.080.110
Donaciones a instituciones sin fines de lucro	179.890
GASTOS DE CAPITAL	**12.002.907**
INVERSIÓN REAL DIRECTA	12.002.907
Formación bruta de capital fijo	12.002.907
Maquinaria, equipos y otros bienes muebles	10.516.275
Construcciones de bienes de dominio privado	1.486.632
APLICACIONES FINANCIERAS	**22.279.105**
DISMINUCIÓN DE PASIVOS	22.279.105
Disminución de cuentas y efectos por pagar	22.279.105
Disminución de cuentas y efectos por pagar a corto plazo	22.279.105
Disminución de sueldos, salarios y otras remuneraciones por pagar	22.279.105
TOTAL GASTOS	**882.500.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118020	Comercialización de productos "Linea Nutrivida" NUTRICHICHA	Tonelada			7.200	10.000.000				10.000.000
118057	Investigación y Monitoreo para la Seguridad Alimentaria y Nutricional	Investigación			5		9.839.194			9.839.194
118105	Escuela Venezolana de Alimentación y Nutrición "Bicentenario 5 de Julio"	Persona Capacitada			1.874.730		12.000.000			12.000.000
118156	Campaña Comunicacional y Educativa de Alimentación y Nutrición por el "Buen Comer para el Buen Vivir"	Persona Informada y Pesquisada			10.860.038		8.000.000			8.000.000
118207	Atención Nutricional a través de la red de servicios de alimentación sana, sabrosa, segura y soberana.	Persona Atendida			5.461.736	4.000.000	27.822.907			31.822.907
	TOTAL					14.000.000	57.662.101			71.662.101

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		542.163.160			542.163.160
02	Gestión administrativa	1.500.000	38.284.109			39.784.109
03	Previsión y protección social		228.366.839			228.366.839
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		523.791			523.791
	TOTAL	1.500.000	809.337.899			810.837.899

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.956**	**2.957**		**4.913**	**145.921.480**	**25.590.084**	**171.511.564**
Alto Nivel y de Dirección	1			1	135.000	87.325	222.325
Directivo	65	16		81	2.823.674	2.113.370	4.937.044
Profesional y Técnico	311	53		364	12.859.870	2.060.721	14.920.591
Personal Administrativo	917	229		1.146	32.457.404	4.140.993	36.598.397
Personal Médico	3	22		25	1.525.276	3.931.699	5.456.975
Obrero	659	2.637		3.296	96.120.256	13.255.976	109.376.232
Personal Contratado	**144**	**577**		**721**	**28.005.252**		**28.005.252**
Profesional y Técnico	96	385		481	20.628.876		20.628.876
Personal Administrativo	5	18		23	842.448		842.448
Obrero	43	174		217	6.533.928		6.533.928
TOTAL	**2.100**	**3.534**		**5.634**	**173.926.732**	**25.590.084**	**199.516.816**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**250**	**63**	**313**	**10.630.746**
Empleados	250	63	313	10.630.746
Jubilados	**4.626**	**1.157**	**5.783**	**217.736.093**
Obreros	3.339	835	4.174	142.281.155
Empleados	1.287	322	1.609	75.454.938
TOTAL	**4.876**	**1.220**	**6.096**	**228.366.839**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	540.663.160
4.02	Materiales, suministros y mercancías	48.196.607
4.03	Servicios no personales	29.231.382
4.04	Activos reales	12.002.907
4.07	Transferencias y donaciones	229.626.839
4.08	Otros gastos	500.000
4.11	Disminución de pasivos	22.279.105
	TOTAL	**882.500.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**870.997.093**
INGRESOS CORRIENTES ORDINARIOS	870.997.093
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	14.500.000
Venta de otros bienes y servicios	14.500.000
INGRESOS DE LA PROPIEDAD	500.000
Intereses	500.000
Intereses internos	500.000
Intereses por depósitos	500.000
TRANSFERENCIAS CORRIENTES	855.997.093
Transferencias corrientes del sector público	855.997.093
Transferencias corrientes internas recibidas del sector público	855.997.093
De la República	855.997.093
Ministerio del Poder Popular para la Alimentación	855.997.093
Recursos Ordinarios	855.997.093
1.2 GASTOS CORRIENTES	**848.217.988**
GASTOS DE CONSUMO	618.591.149
Remuneraciones	540.663.160
Sueldos, salarios y otras retribuciones	173.953.332
Beneficios y complementos de sueldos y salarios	216.350.902
Aportes patronales	22.484.293
Prestaciones sociales y otras indemnizaciones	39.775.579
Asistencia socioeconómica	88.099.054
Compra de bienes y servicios	68.214.314
Bienes de consumo	48.196.607
Servicios no personales	20.017.707
Impuestos indirectos	9.213.675
Depreciación y amortización	500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	229.626.839
Al sector privado	229.626.839
Transferencias corrientes al sector privado	228.366.839

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Directas a personas	228.366.839
Pensiones y otros beneficios asociados	10.630.746
Jubilaciones y otros beneficios asociados	217.736.093
Donaciones corrientes al sector privado	1.260.000
Donaciones a personas	1.080.110
Donaciones a instituciones sin fines de lucro	179.890
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**22.779.105**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**34.282.012**
RECURSOS PROPIOS DE CAPITAL	23.279.105
Ahorro en cuenta corriente	22.779.105
Incremento de la depreciación y amortización acumuladas	500.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	11.002.907
Transferencias y donaciones de capital del sector público	11.002.907
Transferencias de capital recibidas del sector público	11.002.907
De la República	11.002.907
Ministerio del Poder Popular para la Alimentación	11.002.907
Recursos Ordinarios	11.002.907
2.2 GASTOS DE CAPITAL	**12.002.907**
INVERSIÓN REAL DIRECTA	12.002.907
Formación bruta de capital fijo	12.002.907
Maquinaria, equipos y otros bienes muebles	10.516.275
Construcciones de bienes de dominio privado	1.486.632
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**22.279.105**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**22.279.105**
SUPERÁVIT FINANCIERO	22.279.105

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3.2 APLICACIONES FINANCIERAS	**22.279.105**
DISMINUCIÓN DE PASIVOS	22.279.105
Disminución de cuentas y efectos por pagar	22.279.105
Disminución de cuentas y efectos por pagar a corto plazo	22.279.105
Disminución de sueldos, salarios y otras remuneraciones por pagar	22.279.105

A0421

Fundación Programa de Alimentos Estratégicos (Fundaproal)

FUNDACIÓN PROGRAMA DE ALIMENTOS ESTRATÉGICOS (FUNDAPROAL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación tiene como misión proteger a los sectores más vulnerables y excluidos socialmente de la población venezolana, garantizándoles el acceso oportuno y permanente a la alimentación, para lo cual lleva a cabo la ejecución del Proyecto Casas de Alimentación, procurándoles así la seguridad alimentaria a los beneficiarios.

Bajo los principios institucionales básicos de cooperación ciudadana y solidaridad humanitaria, la Fundación Programa de Alimentos Estratégicos (Fundaproal), establece políticas destinadas a satisfacer las necesidades sociales para la cual fue creada, abarcando áreas de acción comunitaria con la participación popular a través de las comunidades organizadas y otras formas asociativas.

En tal sentido, Fundaproal para el año 2013, desarrollará las siguientes actividades enmarcadas dentro del Proyecto Casas de Alimentación, que garanticen el acceso oportuno y permanente al consumo de alimentos balanceados y equilibrados:

- Suministrar 79.460 toneladas de alimentos a las 6.000 Casas de Alimentación para la elaboración de 129.000.000 de platos preparados y servidos diariamente.
- Garantizar el funcionamiento de las Casas de Alimentación, mediante el otorgamiento de Beca-Ayudas a 30.000 Responsables y Elaboradores(as), además de realizar el mantenimiento preventivo y correctivo de los equipos livianos y pesados, así como efectuar las reparaciones en la infraestructura de estas casas.
- Entregar 210.859 "suplementos nutricionales" equivalentes a 2.316 toneladas de alimentos, a la población que se encuentren en zonas de difícil acceso o en situación de desastres.
- Realizar seguimiento y control de la operatividad de las Casas de Alimentación, por medio de la puesta en marcha del Sistema Estadístico (SITES).
- Crear mecanismos de inserción de nuestros responsables y elaboradores(as) en el modelo socio productivo socialista, que permitan encausar habilidades y destrezas desarrolladas en el día a día de las casas.

La Fundación para el ejercicio fiscal 2013 contará con un presupuesto de gastos que asciende a Bs. 1.348.331.244, que será financiado con transferencias del Ministerio del Poder Popular para la Alimentación por Bs. 1.007.181.935, recursos propios por Bs. 9.832.575, producto del incremento de la depreciación y amortización acumuladas e incremento de cuentas por pagar a proveedores (MERCAL, C.A.), por Bs. 331.316.734.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**977.600.793**
INGRESOS CORRIENTES ORDINARIOS	977.600.793
TRANSFERENCIAS CORRIENTES	977.600.793
Transferencias corrientes del sector público	977.600.793
Transferencias corrientes internas recibidas del sector público	977.600.793
De la República	977.600.793
INGRESOS DE CAPITAL	**39.413.717**
RECURSOS PROPIOS DE CAPITAL	9.832.575
Incremento de la depreciación y amortización acumuladas	9.832.575
TRANSFERENCIAS Y DONACIONES DE CAPITAL	29.581.142
Transferencias y donaciones de capital del sector público	29.581.142
Transferencias de capital recibidas del sector público	29.581.142
De la República	29.581.142
FUENTES DE FINANCIAMIENTO	**331.316.734**
INCREMENTO DE PASIVOS	331.316.734
Incremento de cuentas y efectos por pagar	331.316.734
Incremento de cuentas y efectos por pagar a corto plazo	331.316.734
Incremento cuentas por pagar a proveedores a corto plazo	331.316.734
TOTAL RECURSOS	**1.348.331.244**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**1.318.750.102**
GASTOS DE CONSUMO	989.664.352
Remuneraciones	216.016.606
Sueldos, salarios y otras retribuciones	43.184.450
Beneficios y complementos de sueldos y salarios	71.247.710
Aportes patronales	10.810.876
Prestaciones sociales y otras indemnizaciones	20.908.183
Asistencia socioeconómica	69.865.387
Compra de bienes y servicios	736.823.198
Bienes de consumo	626.862.864
Servicios no personales	109.960.334
Impuestos indirectos	26.991.973
Depreciación y amortización	9.832.575
TRANSFERENCIAS Y DONACIONES CORRIENTES	329.085.750
Al sector privado	328.855.750
Transferencias corrientes al sector privado	429.750
Directas a personas	429.750
Pensiones y otros beneficios asociados	214.875
Jubilaciones y otros beneficios asociados	214.875
Donaciones corrientes al sector privado	328.426.000
Donaciones a personas	328.426.000
Al sector público	230.000
Donaciones corrientes al sector público	230.000
A la República	50.000
A instituciones de protección social	180.000
GASTOS DE CAPITAL	**29.581.142**
INVERSIÓN REAL DIRECTA	29.581.142
Formación bruta de capital fijo	29.531.142
Maquinaria, equipos y otros bienes muebles	29.531.142
Bienes intangibles	50.000
TOTAL GASTOS	**1.348.331.244**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117997	Casas de Alimentación	Tonelada			81.776		744.329.317		331.316.734	1.075.646.051
TOTAL							**744.329.317**		**331.316.734**	**1.075.646.051**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		222.830.677			222.830.677
02	Gestión administrativa	9.832.575	38.842.776			48.675.351
03	Previsión y protección social		429.750			429.750
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		749.415			749.415
TOTAL		**9.832.575**	**262.852.618**			**272.685.193**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**451**	**449**		**900**	**40.688.363**	**1.222.182**	**41.910.545**
Alto Nivel y de Dirección	1			1	96.798	2.904	99.702
Directivo	7	6		13	1.389.210	45.129	1.434.339
Profesional y Técnico	229	229		458	23.298.779	698.965	23.997.744
Personal Administrativo	214	214		428	15.903.576	475.184	16.378.760
Personal Contratado	**15**	**15**		**30**	**2.160.000**		**2.160.000**
Profesional y Técnico	15	15		30	2.160.000		2.160.000
TOTAL	**466**	**464**		**930**	**42.848.363**	**1.222.182**	**44.070.545**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**2**	**2**	**4**	**214.875**
Empleados	2	2	4	214.875
Jubilados	**2**	**2**	**4**	**214.875**
Empleados	2	2	4	214.875
TOTAL	**4**	**4**	**8**	**429.750**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	216.016.606
4.02	Materiales, suministros y mercancías	626.862.864
4.03	Servicios no personales	136.952.307
4.04	Activos reales	29.581.142
4.07	Transferencias y donaciones	329.085.750
4.08	Otros gastos	9.832.575
	TOTAL	**1.348.331.244**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**977.600.793**
INGRESOS CORRIENTES ORDINARIOS	977.600.793
TRANSFERENCIAS CORRIENTES	977.600.793
Transferencias corrientes del sector público	977.600.793
Transferencias corrientes internas recibidas del sector público	977.600.793
De la República	977.600.793
Ministerio del Poder Popular para la Alimentación	977.600.793
Recursos Ordinarios	977.600.793
1.2 GASTOS CORRIENTES	**1.318.750.102**
GASTOS DE CONSUMO	989.664.352
Remuneraciones	216.016.606
Sueldos, salarios y otras retribuciones	43.184.450
Beneficios y complementos de sueldos y salarios	71.247.710
Aportes patronales	10.810.876
Prestaciones sociales y otras indemnizaciones	20.908.183
Asistencia socioeconómica	69.865.387
Compra de bienes y servicios	736.823.198
Bienes de consumo	626.862.864
Servicios no personales	109.960.334
Impuestos indirectos	26.991.973
Depreciación y amortización	9.832.575
TRANSFERENCIAS Y DONACIONES CORRIENTES	329.085.750
Al sector privado	328.855.750
Transferencias corrientes al sector privado	429.750
Directas a personas	429.750
Pensiones y otros beneficios asociados	214.875
Jubilaciones y otros beneficios asociados	214.875
Donaciones corrientes al sector privado	328.426.000
Donaciones a personas	328.426.000
Al sector público	230.000
Donaciones corrientes al sector público	230.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
A la República	50.000
A instituciones de protección social	180.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(341.149.309)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(301.735.592)**
RECURSOS PROPIOS DE CAPITAL	(331.316.734)
Desahorro en cuenta corriente	(341.149.309)
Incremento de la depreciación y amortización acumuladas	9.832.575
TRANSFERENCIAS Y DONACIONES DE CAPITAL	29.581.142
Transferencias y donaciones de capital del sector público	29.581.142
Transferencias de capital recibidas del sector público	29.581.142
De la República	29.581.142
Ministerio del Poder Popular para la Alimentación	29.581.142
Recursos Ordinarios	29.581.142
2.2 GASTOS DE CAPITAL	**29.581.142**
INVERSIÓN REAL DIRECTA	29.581.142
Formación bruta de capital fijo	29.531.142
Maquinaria, equipos y otros bienes muebles	29.531.142
Bienes intangibles	50.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(331.316.734)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**331.316.734**
INCREMENTO DE PASIVOS	331.316.734
Incremento de cuentas y efectos por pagar	331.316.734
Incremento de cuentas y efectos por pagar a corto plazo	331.316.734
Incremento cuentas por pagar a proveedores a corto plazo	331.316.734
3.2 APLICACIONES FINANCIERAS	**331.316.734**
DÉFICIT FINANCIERO	331.316.734

44
Ministerio del Poder Popular para el Turismo

Ministerio del Poder Popular para el Turismo

A0906 Servicio Autónomo Superintendencia Nacional de Actividades Hípicas (SUNAHIP)
A0943 Colegio Universitario Hotel Escuela de los Andes Venezolanos (CUHELAV)
A1329 Instituto Nacional de Turismo (INATUR)

A0906

Servicio Autónomo Superintendencia Nacional de Actividades Hípicas (SUNAHIP)

SERVICIO AUTÓNOMO SUPERINTENDENCIA NACIONAL DE ACTIVIDADES HÍPICAS (SUNAHIP)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Superintendencia Nacional de Actividades Hípicas (SUNAHIP), a través de la ejecución del proyecto "La Gestión Social Galopando en el Corazón Venezolano", busca el acercamiento como institución pública hacia la colectividad, un mejor desarrollo, esto como consecuencia de los excedentes financieros de la institución, producto de la transparencia y eficiencia en el manejo de los recursos y así seguir rescatando programas dirigidos a satisfacer las necesidades del entomo social, salud, cultural, deportivo y educativo.

El objetivo general del proyecto "La Gestión Social Galopando en el Corazón Venezolano", consiste en cultivar un bienestar social mediante dotaciones y ayudas económicas que brindaran apoyo a la colectividad más necesitadas para fortalecer el desarrollo de toda la colectividad.

El presupuesto de gastos de la Sunahip para el año 2013, asciende a la cantidad de Bs. 67.049.994, el cual será financiado con ingresos corrientes por Bs. 66.724.994, ingresos de capital por Bs. 115.000, derivados del incremento de la depreciación y amortización acumuladas, y fuentes de financiamiento por Bs. 210.000, producto del incremento de pasivos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**66.724.994**
INGRESOS CORRIENTES ORDINARIOS	66.724.994
OTROS INGRESOS	66.724.994
Otros ingresos ordinarios	66.724.994
INGRESOS DE CAPITAL	**115.000**
RECURSOS PROPIOS DE CAPITAL	115.000
Incremento de la depreciación y amortización acumuladas	115.000
FUENTES DE FINANCIAMIENTO	**210.000**
INCREMENTO DE PASIVOS	210.000
Incremento de cuentas y efectos por pagar	210.000
Incremento de cuentas y efectos por pagar a corto plazo	210.000
Incremento de sueldos, salarios y otras remuneraciones por pagar	210.000
TOTAL RECURSOS	**67.049.994**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**65.725.836**
GASTOS DE CONSUMO	51.968.003
Remuneraciones	31.598.000
Sueldos, salarios y otras retribuciones	8.250.000
Beneficios y complementos de sueldos y salarios	10.968.000
Aportes patronales	2.318.000
Prestaciones sociales y otras indemnizaciones	2.260.000
Asistencia socioeconómica	7.802.000
Compra de bienes y servicios	16.552.003
Bienes de consumo	5.417.532
Servicios no personales	11.134.471
Impuestos indirectos	3.703.000
Depreciación y amortización	115.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.737.833
Al sector privado	3.177.833
Donaciones corrientes al sector privado	3.177.833
Donaciones a personas	3.177.833
Al sector público	10.560.000
Donaciones corrientes al sector público	10.560.000
A instituciones de protección social	10.560.000
OTROS GASTOS CORRIENTES	20.000
Otros gastos corrientes	20.000
Otras perdidas	20.000
GASTOS DE CAPITAL	**1.014.158**
INVERSIÓN REAL DIRECTA	1.014.158
Formación bruta de capital fijo	994.158
Maquinaria, equipos y otros bienes muebles	994.158
Bienes intangibles	20.000
APLICACIONES FINANCIERAS	**310.000**
INVERSIÓN FINANCIERA	210.000
Incremento de otros activos financieros	210.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Incremento de disponibilidades	210.000
Incremento de caja	114.733
Incremento de bancos	95.267
DISMINUCIÓN DE PASIVOS	100.000
Disminución de cuentas y efectos por pagar	100.000
Disminución de cuentas y efectos por pagar a corto plazo	100.000
Disminución cuentas por pagar a proveedores a corto plazo	100.000
TOTAL GASTOS	**67.049.994**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116964	La Gestión Social Galopando en el Corazón Venezolano	Ayuda			1.980	27.900.000				27.900.000
TOTAL						**27.900.000**				**27.900.000**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	31.468.000				31.468.000
02	Gestión administrativa	7.681.994				7.681.994
TOTAL		**39.149.994**				**39.149.994**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**22**	**30**		**52**	**5.400.000**	**1.280.000**	**6.680.000**
Alto Nivel y de Dirección		1		1	120.000		120.000
Directivo	7	3		10	530.000		530.000
Personal Administrativo	11	14		25	3.650.000	1.280.000	4.930.000
Obrero	4	12		16	1.100.000		1.100.000
Personal Contratado	**20**	**22**		**42**	**2.820.000**		**2.820.000**
Personal Administrativo	20	22		42	2.820.000		2.820.000
TOTAL	**42**	**52**		**94**	**8.220.000**	**1.280.000**	**9.500.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	31.598.000
4.02	Materiales, suministros y mercancías	5.417.532
4.03	Servicios no personales	14.837.471
4.04	Activos reales	1.014.158
4.05	Activos financieros	210.000
4.07	Transferencias y donaciones	13.737.833
4.08	Otros gastos	135.000
4.11	Disminución de pasivos	100.000
	TOTAL	**67.049.994**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**66.724.994**
INGRESOS CORRIENTES ORDINARIOS	66.724.994
OTROS INGRESOS	66.724.994
Otros ingresos ordinarios	66.724.994
1.2 GASTOS CORRIENTES	**65.725.836**
GASTOS DE CONSUMO	51.968.003
Remuneraciones	31.598.000
Sueldos, salarios y otras retribuciones	8.250.000
Beneficios y complementos de sueldos y salarios	10.968.000
Aportes patronales	2.318.000
Prestaciones sociales y otras indemnizaciones	2.260.000
Asistencia socioeconómica	7.802.000
Compra de bienes y servicios	16.552.003
Bienes de consumo	5.417.532
Servicios no personales	11.134.471
Impuestos indirectos	3.703.000
Depreciación y amortización	115.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.737.833
Al sector privado	3.177.833
Donaciones corrientes al sector privado	3.177.833
Donaciones a personas	3.177.833
Al sector público	10.560.000
Donaciones corrientes al sector público	10.560.000
A instituciones de protección social	10.560.000
OTROS GASTOS CORRIENTES	20.000
Otros gastos corrientes	20.000
Otras perdidas	20.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**999.158**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.114.158**
RECURSOS PROPIOS DE CAPITAL	1.114.158
Ahorro en cuenta corriente	999.158
Incremento de la depreciación y amortización acumuladas	115.000
2.2 GASTOS DE CAPITAL	**1.014.158**
INVERSIÓN REAL DIRECTA	1.014.158
Formación bruta de capital fijo	994.158
Maquinaria, equipos y otros bienes muebles	994.158
Bienes intangibles	20.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**100.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**310.000**
INCREMENTO DE PASIVOS	210.000
Incremento de cuentas y efectos por pagar	210.000
Incremento de cuentas y efectos por pagar a corto plazo	210.000
Incremento de sueldos, salarios y otras remuneraciones por pagar	210.000
SUPERÁVIT FINANCIERO	100.000
3.2 APLICACIONES FINANCIERAS	**310.000**
INVERSIÓN FINANCIERA	210.000
Incremento de otros activos financieros	210.000
Incremento de disponibilidades	210.000
Incremento de caja	114.733
Incremento de bancos	95.267
DISMINUCIÓN DE PASIVOS	100.000
Disminución de cuentas y efectos por pagar	100.000
Disminución de cuentas y efectos por pagar a corto plazo	100.000
Disminución cuentas por pagar a proveedores a corto plazo	100.000

A0943

Colegio Universitario Hotel Escuela de los Andes Venezolanos (CUHELAV)

COLEGIO UNIVERSITARIO HOTEL ESCUELA DE LOS ANDES VENEZOLANOS (CUHELAV)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Colegio Universitario Hotel Escuela de Los Andes Venezolanos (Cuhelav), es un ente adscrito al Ministerio del Poder Popular para el Turismo (Mintur), cuyo objetivo principal es formar profesionales integrales y socialmente responsables en el área de la Hotelería y Servicios de la Hospitalidad, así como capacitar y certificar por oficios para la actividad hotelera, bajo la filosofía del "Aprender Haciendo", también contempla la ejecución del Programa de Capacitación Idiomática para capacitar y certificar a todos los trabajadores del sector turismo en competencia lingüística de los distintos idiomas, según las estrategias ministeriales del plan estratégico.

En tal sentido, tiene previsto ejecutar el Proyecto "Plan de Formación Integral Universitario Turístico", a los fines de adecuar la institución a las nuevas estrategias y necesidades, buscando la integración de la educación bolivariana en materia de turismo, hotelería y servicios de la hospitalidad.

El Presupuesto de gastos para el ejercicio fiscal 2013 asciende a Bs. 14.847.002, que será financiado con transferencias de la República por Bs. 9.145.000 (Ministerio del Poder Popular para el Turismo Bs. 7.000.000 y Ministerio del Poder Popular para la Educación Universitaria Bs. 2.145.000), transferencia del Instituto Nacional de Turismo (INATUR) Bs. 3.600.000 y recursos propios Bs. 2.102.002, derivados de la venta de bienes y servicios e incremento de la depreciación y amortización acumuladas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**14.745.002**
INGRESOS CORRIENTES ORDINARIOS	14.745.002
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.000.002
Venta de otros bienes y servicios	2.000.002
TRANSFERENCIAS CORRIENTES	12.745.000
Transferencias corrientes del sector público	12.745.000
Transferencias corrientes internas recibidas del sector público	12.745.000
De la República	9.145.000
De los entes descentralizados sin fines empresariales	3.600.000
INGRESOS DE CAPITAL	**102.000**
RECURSOS PROPIOS DE CAPITAL	102.000
Incremento de la depreciación y amortización acumuladas	102.000
TOTAL RECURSOS	**14.847.002**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**14.746.002**
GASTOS DE CONSUMO	14.325.390
Remuneraciones	10.414.744
Sueldos, salarios y otras retribuciones	3.452.657
Beneficios y complementos de sueldos y salarios	3.808.521
Aportes patronales	628.381
Prestaciones sociales y otras indemnizaciones	1.012.468
Asistencia socioeconómica	1.512.717
Compra de bienes y servicios	3.448.412
Bienes de consumo	2.205.900
Servicios no personales	1.242.512
Impuestos indirectos	360.234
Depreciación y amortización	102.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	420.612
Al sector privado	420.612
Transferencias corrientes al sector privado	420.612
Directas a personas	420.612
Otras transferencias directas a personas	420.612
GASTOS DE CAPITAL	**101.000**
INVERSIÓN REAL DIRECTA	101.000
Formación bruta de capital fijo	101.000
Maquinaria, equipos y otros bienes muebles	101.000
TOTAL GASTOS	**14.847.002**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116787	Plan de Formación Integral Universitario Turístico	Estudiante			2.332	1.832.325	7.000.000			8.832.325
	TOTAL					**1.832.325**	**7.000.000**			**8.832.325**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	167.677	467.477		3.600.000	4.235.154
02	Gestión administrativa	102.000	1.677.523			1.779.523
	TOTAL	**269.677**	**2.145.000**		**3.600.000**	**6.014.677**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**66**	**33**		**99**	**3.452.657**		**3.452.657**
Alto Nivel y de Dirección	1			1	86.784		86.784
Profesional y Técnico	13	8		21	1.115.241		1.115.241
Personal Administrativo	13	3		16	727.955		727.955
Personal Docente	30	16		46	1.130.496		1.130.496
Obrero	9	6		15	392.181		392.181
TOTAL	**66**	**33**		**99**	**3.452.657**		**3.452.657**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	10.414.744
4.02	Materiales, suministros y mercancías	2.205.900
4.03	Servicios no personales	1.602.746
4.04	Activos reales	101.000
4.07	Transferencias y donaciones	420.612
4.08	Otros gastos	102.000
	TOTAL	**14.847.002**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**14.745.002**
INGRESOS CORRIENTES ORDINARIOS	14.745.002
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.000.002
Venta de otros bienes y servicios	2.000.002
TRANSFERENCIAS CORRIENTES	12.745.000
Transferencias corrientes del sector público	12.745.000
Transferencias corrientes internas recibidas del sector público	12.745.000
De la República	9.145.000
Ministerio del Poder Popular para la Educación Universitaria	2.145.000
Recursos Ordinarios	2.145.000
Ministerio del Poder Popular para el Turismo	7.000.000
Recursos Ordinarios	7.000.000
De los entes descentralizados sin fines empresariales	3.600.000
Instituto Nacional de Turismo (INATUR)	3.600.000
1.2 GASTOS CORRIENTES	**14.746.002**
GASTOS DE CONSUMO	14.325.390
Remuneraciones	10.414.744
Sueldos, salarios y otras retribuciones	3.452.657
Beneficios y complementos de sueldos y salarios	3.808.521
Aportes patronales	628.381
Prestaciones sociales y otras indemnizaciones	1.012.468
Asistencia socioeconómica	1.512.717
Compra de bienes y servicios	3.448.412
Bienes de consumo	2.205.900
Servicios no personales	1.242.512
Impuestos indirectos	360.234
Depreciación y amortización	102.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	420.612
Al sector privado	420.612
Transferencias corrientes al sector privado	420.612

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Directas a personas	420.612
Otras transferencias directas a personas	420.612
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.000)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**101.000**
RECURSOS PROPIOS DE CAPITAL	101.000
Desahorro en cuenta corriente	(1.000)
Incremento de la depreciación y amortización acumuladas	102.000
2.2 GASTOS DE CAPITAL	**101.000**
INVERSIÓN REAL DIRECTA	101.000
Formación bruta de capital fijo	101.000
Maquinaria, equipos y otros bienes muebles	101.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A1329

Instituto Nacional de Turismo (INATUR)

INSTITUTO NACIONAL DE TURISMO (INATUR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Nacional de Turismo (INATUR), basado en el cumplimiento de las directrices: Suprema felicidad Social y Democracia Protagónica revolucionaria, y con miras a adecuar el sistema educativo al modelo productivo socialista y divulgar el patrimonio cultural, geográfico, turístico y ambiental de Venezuela respectivamente, las cuales tienen como punto de partida la construcción de una estructura social incluyente y la proyección de los diferentes destinos turísticos del país, formula su presupuesto centrado en la actividad turística como generadora de trabajo y bienestar a las comunidades, a través de la sensibilización, capacitación y formación turística continua del recurso humano necesario para el área turística, fortaleciendo las comunidades organizadas, consejos comunales y demás formas de participación popular, así como la valoración de los atractivos naturales y del patrimonio cultural de los diferentes sitios de interés turísticos del país, a través de la promoción de Venezuela como producto turístico altamente competitivo a nivel nacional e internacional.

La diversificación de los planes del ente son ejecutados a nivel nacional por intermedio de los Fondos Mixtos de Turismo, localizados en cada uno de los estados del país, con el fin de canalizar y evaluar los distintos proyectos turísticos presentados por particulares y empresas interesadas en la actividad turística en cualquier localidad del país.

El presupuesto de gastos del año 2013 asciende a Bs. 322.573.293, que será financiado con ingresos corrientes por Bs. 285.000.000, provenientes de la recaudación de la contribución del 1% fijado en al Ley Orgánica de Turismo, ingresos de capital Bs. 5.186.064, derivados del incremento de la depreciación y amortización acumuladas y fuentes de financiamiento por Bs. 32.387.229, producto de la disminución de disponibilidades de bancos.

La contribución especial del 1% de los prestadores de servicios turísticos, será dirigida al cumplimiento de los planes de promoción, capacitación y formación de las ciudadanas y ciudadanos para el desarrollo del sistema turístico nacional a través de proyectos atractivos y destinos turísticos nacional e internacional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**285.000.000**
INGRESOS CORRIENTES ORDINARIOS	285.000.000
INGRESOS NO TRIBUTARIOS	285.000.000
Ingresos por contribuciones especiales	285.000.000
INGRESOS DE CAPITAL	**5.186.064**
RECURSOS PROPIOS DE CAPITAL	5.186.064
Incremento de la depreciación y amortización acumuladas	5.186.064
FUENTES DE FINANCIAMIENTO	**32.387.229**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	32.387.229
Disminución de otros activos financieros	32.387.229
Disminución de disponibilidades	32.387.229
Disminución de bancos	32.387.229
TOTAL RECURSOS	**322.573.293**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**303.151.416**
GASTOS DE CONSUMO	200.608.865
Remuneraciones	68.723.501
Sueldos, salarios y otras retribuciones	11.246.428
Beneficios y complementos de sueldos y salarios	28.065.735
Aportes patronales	1.508.263
Prestaciones sociales y otras indemnizaciones	5.307.162
Asistencia socioeconómica	20.945.913
Otros gastos de personal	1.650.000
Compra de bienes y servicios	116.030.298
Bienes de consumo	12.912.065
Servicios no personales	103.118.233
Impuestos indirectos	10.669.002
Depreciación y amortización	5.186.064
TRANSFERENCIAS Y DONACIONES CORRIENTES	102.542.551
Al sector privado	1.602.020
Transferencias corrientes al sector privado	1.022.020
Directas a personas	1.022.020
Pensiones y otros beneficios asociados	541.380
Jubilaciones y otros beneficios asociados	480.640
Donaciones corrientes al sector privado	580.000
Donaciones a personas	460.000
Donaciones a instituciones sin fines de lucro	120.000
Al sector público	94.650.000
Transferencias corrientes al sector público	94.650.000
A los entes descentralizados sin fines empresariales para sus gastos	94.650.000
Al sector externo	6.290.531
Transferencias corrientes al exterior	6.290.531
A instituciones sin fines de lucro	6.290.531
GASTOS DE CAPITAL	**15.811.877**
INVERSIÓN REAL DIRECTA	15.811.877
Formación bruta de capital fijo	15.571.877

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Maquinaria, equipos y otros bienes muebles	6.103.306
Construcciones de bienes de dominio privado	360.000
Construcciones de bienes de dominio público	9.108.571
Bienes intangibles	240.000
APLICACIONES FINANCIERAS	**3.610.000**
DISMINUCIÓN DE PASIVOS	3.610.000
Disminución de cuentas y efectos por pagar	3.610.000
Disminución de cuentas y efectos por pagar a corto plazo	3.490.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	600.000
Disminución de aportes patronales y retenciones laborales por pagar	130.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	50.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	20.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	20.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	20.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	20.000
Disminución cuentas por pagar a proveedores a corto plazo	1.080.000
Disminución cuentas por pagar a contratistas a corto plazo	1.680.000
Disminución de otras cuentas y efectos por pagar	120.000
Disminución de otras cuentas por pagar a corto plazo	120.000
TOTAL GASTOS	**322.573.293**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116841	Plan Nacional de Capacitación y Sensibilización Turística	Participante			4.385.250	31.329.152				31.329.152
116849	Feria Internacional de Turismo de Venezuela "FITVEN 2013"	Informe			1	15.000.000				15.000.000
116872	Fortalecimiento del Plan de Mercadeo Turístico	Informe			1	86.535.520				86.535.520
119665	Rehabilitación y restauración de los inmuebles propiedad del Instituto Nacional de Turismo (INATUR). Etapa I - estado Vargas.	Infraestructura			4	10.000.000				10.000.000
TOTAL						**142.864.672**				**142.864.672**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	53.461.118				53.461.118
02	Gestión administrativa	125.225.483				125.225.483
03	Previsión y protección social	1.022.020				1.022.020
TOTAL		**179.708.621**				**179.708.621**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**40**	**26**	**40**	**106**	**2.736.000**	**1.198.680**	**3.934.680**
Alto Nivel y de Dirección		1		1	99.910		99.910
Directivo	6	5		11	353.690		353.690
Profesional y Técnico	20	4	25	49	947.785	793.785	1.741.570
Personal Administrativo	8		15	23	489.815	299.295	789.110
Obrero	6	16		22	844.800	105.600	950.400
Personal Fijo a Tiempo Parcial			**4**	**4**	**84.480**		**84.480**
Obrero			4	4	84.480		84.480
Personal Contratado	**75**	**60**		**135**	**7.713.600**		**7.713.600**
Profesional y Técnico	70	58		128	7.313.636		7.313.636
Personal Administrativo	5	2		7	399.964		399.964
TOTAL	**115**	**86**	**44**	**245**	**10.534.080**	**1.198.680**	**11.732.760**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**2**	**1**	**3**	**541.380**
Obreros		1	1	175.860
Empleados	2		2	365.520
Jubilados	**2**	**1**	**3**	**480.640**
Obreros		1	1	117.060
Empleados	2		2	363.580
TOTAL	**4**	**2**	**6**	**1.022.020**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	68.723.501
4.02	Materiales, suministros y mercancías	12.912.065
4.03	Servicios no personales	113.787.235
4.04	Activos reales	15.811.877
4.07	Transferencias y donaciones	102.542.551
4.08	Otros gastos	5.186.064
4.11	Disminución de pasivos	3.610.000
	TOTAL	**322.573.293**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**285.000.000**
INGRESOS CORRIENTES ORDINARIOS	285.000.000
INGRESOS NO TRIBUTARIOS	285.000.000
Ingresos por contribuciones especiales	285.000.000
1.2 GASTOS CORRIENTES	**303.151.416**
GASTOS DE CONSUMO	200.608.865
Remuneraciones	68.723.501
Sueldos, salarios y otras retribuciones	11.246.428
Beneficios y complementos de sueldos y salarios	28.065.735
Aportes patronales	1.508.263
Prestaciones sociales y otras indemnizaciones	5.307.162
Asistencia socioeconómica	20.945.913
Otros gastos de personal	1.650.000
Compra de bienes y servicios	116.030.298
Bienes de consumo	12.912.065
Servicios no personales	103.118.233
Impuestos indirectos	10.669.002
Depreciación y amortización	5.186.064
TRANSFERENCIAS Y DONACIONES CORRIENTES	102.542.551
Al sector privado	1.602.020
Transferencias corrientes al sector privado	1.022.020
Directas a personas	1.022.020
Pensiones y otros beneficios asociados	541.380
Jubilaciones y otros beneficios asociados	480.640
Donaciones corrientes al sector privado	580.000
Donaciones a personas	460.000
Donaciones a instituciones sin fines de lucro	120.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Al sector público	94.650.000
Transferencias corrientes al sector público	94.650.000
A los entes descentralizados sin fines empresariales para sus gastos	94.650.000
Al sector externo	6.290.531
Transferencias corrientes al exterior	6.290.531
A instituciones sin fines de lucro	6.290.531
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(18.151.416)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(12.965.352)**
RECURSOS PROPIOS DE CAPITAL	(12.965.352)
Desahorro en cuenta corriente	(18.151.416)
Incremento de la depreciación y amortización acumuladas	5.186.064
2.2 GASTOS DE CAPITAL	**15.811.877**
INVERSIÓN REAL DIRECTA	15.811.877
Formación bruta de capital fijo	15.571.877
Maquinaria, equipos y otros bienes muebles	6.103.306
Construcciones de bienes de dominio privado	360.000
Construcciones de bienes de dominio público	9.108.571
Bienes intangibles	240.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(28.777.229)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**32.387.229**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	32.387.229
Disminución de otros activos financieros	32.387.229
Disminución de disponibilidades	32.387.229
Disminución de bancos	32.387.229
3.2 APLICACIONES FINANCIERAS	**32.387.229**
DISMINUCIÓN DE PASIVOS	3.610.000
Disminución de cuentas y efectos por pagar	3.610.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de cuentas y efectos por pagar a corto plazo	3.490.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	600.000
Disminución de aportes patronales y retenciones laborales por pagar	130.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	50.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	20.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	20.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	20.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	20.000
Disminución cuentas por pagar a proveedores a corto plazo	1.080.000
Disminución cuentas por pagar a contratistas a corto plazo	1.680.000
Disminución de otras cuentas y efectos por pagar	120.000
Disminución de otras cuentas por pagar a corto plazo	120.000
DÉFICIT FINANCIERO	28.777.229

45
Ministerio del Poder Popular de Petróleo y Minería

Ministerio del Poder Popular de Petróleo y Minería

A0199 Instituto Nacional de Geología y Minería (INGEOMIN)
A0356 Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"
A0361 Fundación Oro Negro
A0418 Fundación Misión Ribas
A0428 Fundación Misión Piar
A0489 Fundación Fondo Nacional para la Producción Lechera
A0661 Instituto Nacional de Canalizaciones (INC)
A0900 Ente Nacional del Gas (ENAGAS)
A0956 Servicio Autónomo de Metrología de Hidrocarburos

A0199

Instituto Nacional de Geología y Minería (INGEOMIN)

INSTITUTO NACIONAL DE GEOLOGÍA Y MINERÍA (INGEOMIN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Nacional de Geología y Minería (INGEOMIN), está orientado al fortalecimiento y la reactivación del sector minero y los estudios geológicos, en busca de lograr mayor impulso y relevancia de las políticas inherentes al sector minero. La institución realiza investigaciones, estudios de factibilidad, estudio de los inventarios de recursos minerales y las cartografías geológicas, geotécnicas, geoquímicas, ayudando a impulsar el crecimiento y desarrollo socioeconómico del país.

Por otro lado, la institución de acuerdo a sus objetivos estratégicos de visión de país, se orienta hacia un proceso de reconocimiento del territorio, a través de las cartografías e inventarios de recursos minerales metálicos y no metálicos que amerita la nación.

Para el año 2013 presenta cuatro (04) planes nacionales, los cuales se señalan a continuación:

- Plan Nacional de Inventario de Recursos minerales metálicos y no metálicos a escala 1:250.000.
- Plantea el desarrollo de un programa de exploración e investigación sistémico tendiente a la ubicación, cuantificación, clasificación de posibles y probados yacimientos de minerales primarios, metálicos y no metálicos, para la ejecución de proyectos de desarrollo endógeno en las áreas de estudios, donde se mezclen la actividad minera con la agro-ambiental y proteger y subsanar los daños ocasionados por la actividad minera irracional.
- Plan Nacional de Cartografía Geológica a escala 1:100.000.
- Cuyo objetivo es cubrir la necesidad que tiene el Estado de contar con la información cartográfica y geológica de las áreas a estudiar, con la intención de inferir los sitios para prospectar recursos minerales, para lo cual es importante ubicar, estimar, clasificar y evaluar estos recursos, y establecer las estrategias tanto en lo social como en lo económico a nivel nacional.
- Plan Nacional de Geoquímica a escala 1:500.000.
- Este proyecto permite presentar la distribución superficial de los principales elementos químicos de interés económico, social y ambiental, para establecer la ocurrencia natural de elementos contaminantes principales. Asimismo, ubicar y delimitar los principales blancos para exploración minera en el país, redefinir y ampliar los distritos mineros de la Nación, diversificando las posibilidades para el desarrollo de la pequeña minería.
- Plan Nacional de Susceptibilidad y Amenazas Geológicas en la Cordillera Andino-Costera.
- El proyecto consiste en realizar la evaluación de la geología y la geotécnica de la cordillera andino-costera con la finalidad de determinar las condiciones actuales de la estabilidad de las ladras y taludes, debido a los procesos exo-dinámicos que las han afectado. El proyecto tiene también como norte, el ejecutar técnicas de preparación y divulgación comunitarias e interinstitucionales que se utilicen para reconocer las necesidades de su entorno, a través del intercambio de conocimiento y experiencias que permitan establecer medidas de prevención, mitigación y humanización, para mantener las comunidades preparadas ante un evento adverso.

POLÍTICA DE FINANCIAMIENTO

Las fuentes de financiamientos previstas para el ejercicio fiscal 2013, ascienden a la cantidad de Bs. 23.828.936, conformadas por Bs. 23.000.000, provenientes de la transferencias corrientes del Ministerio del Poder Popular de Petróleo y Minería, Bs. 565.000 por la venta de servicios, ingresos de capital Bs. 53.136, e incremento de pasivos por Bs. 210.800.

POLÍTICA DEL GASTO

El total de egresos asciende a Bs. 23.828.936, de los cuales se destinaran a cubrir el gasto corriente correspondiendo a gastos de personal Bs. 23.500.000, transferencias y donaciones corrientes Bs. 65.000, depreciación y amortización la cantidad de Bs. 53.136 y las aplicaciones financieras Bs. 210.800.

Para el ejercicio fiscal 2013 Ingeomin, ha programado ejecutar cuatro (4) proyectos por un monto de Bs. 14.142.000 (59%) y Acciones Centralizadas Bs. 9.686.936 (41%).

El Instituto para el año 2013, contará con una planta de personal de 304 trabajadores, con un costo de Bs. 23.500.000.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**23.565.000**
INGRESOS CORRIENTES ORDINARIOS	23.565.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	565.000
Venta de otros bienes y servicios	565.000
TRANSFERENCIAS CORRIENTES	23.000.000
Transferencias corrientes del sector público	23.000.000
Transferencias corrientes internas recibidas del sector público	23.000.000
De la República	23.000.000
Ministerio del Poder Popular de Petróleo y Minería	23.000.000
Recursos Ordinarios	23.000.000
INGRESOS DE CAPITAL	**53.136**
RECURSOS PROPIOS DE CAPITAL	53.136
Incremento de la depreciación y amortización acumuladas	53.136
FUENTES DE FINANCIAMIENTO	**210.800**
INCREMENTO DE PASIVOS	210.800
Incremento de cuentas y efectos por pagar	210.800
Incremento de cuentas y efectos por pagar a mediano y largo plazo	210.800
Incremento de efectos por pagar a proveedores a mediano y largo plazo	210.800
TOTAL RECURSOS	**23.828.936**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**23.618.136**
GASTOS DE CONSUMO	23.553.136
Remuneraciones	23.500.000
Sueldos, salarios y otras retribuciones	8.866.372
Beneficios y complementos de sueldos y salarios	8.051.896
Aportes patronales	1.464.936
Prestaciones sociales y otras indemnizaciones	2.178.318
Asistencia socioeconómica	2.238.478
Otros gastos de personal	700.000
Depreciación y amortización	53.136
TRANSFERENCIAS Y DONACIONES CORRIENTES	65.000
Al sector privado	65.000
Transferencias corrientes al sector privado	65.000
Directas a personas	65.000
Jubilaciones y otros beneficios asociados	65.000
APLICACIONES FINANCIERAS	**210.800**
DISMINUCIÓN DE PASIVOS	210.800
Disminución de otros pasivos	210.800
Disminución de provisiones y reservas técnicas	210.800
Disminución de provisiones	210.800
Disminución de provisiones para beneficios sociales	210.800
TOTAL GASTOS	**23.828.936**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
65700	Plan Nacional de Cartografía Geológica a escala 1:100.000	01-01-2008	31-12-2021	31.965.890	5.628.767	190.000.372	2.360.498.554	2.588.093.583
66180	Plan Nacional del Inventario de Recursos Minerales Metálicos y No Metálicos a escala 1:250.000	01-01-2008	31-12-2021	42.168.427	4.277.387	100.697.201	431.957.573	579.100.588
100280	Plan Nacional Geoquímico a escala 1:500.000	01-01-2009	31-12-2017	11.743.143	2.788.575	25.908.882	30.841.262	71.281.862
100633	Plan Nacional de Susceptibilidad y Amenazas Geológicas cordillera Andina Costera	01-01-2009	31-12-2022	8.192.706	1.447.271	34.442.730	95.590.360	139.673.067
	TOTAL			94.070.166	14.142.000	351.049.185	2.918.887.749	3.378.149.100

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
65700	Plan Nacional de Cartografía Geológica a escala 1:100.000	Mapa			597		5.628.767			5.628.767
66180	Plan Nacional del Inventario de Recursos Minerales Metálicos y No Metálicos a escala 1:250.000	Mapa			160		4.277.387			4.277.387
100280	Plan Nacional Geoquímico a escala 1:500.000	Mapa			24		2.788.575			2.788.575
100633	Plan Nacional de Susceptibilidad y Amenazas Geológicas cordillera Andina Costera	Mapa			201		1.447.271			1.447.271
TOTAL							14.142.000			14.142.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	500.000	8.858.000			9.358.000
02	Gestión administrativa	53.136			210.800	263.936
03	Previsión y protección social	65.000				65.000
TOTAL		618.136	8.858.000		210.800	9.686.936

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**86**	**110**		**196**	**6.683.660**	**21.571**	**6.705.231**
Alto Nivel y de Dirección	3	6		9	618.406		618.406
Profesional y Técnico	58	69		127	4.784.838		4.784.838
Personal Administrativo	15			15	298.971		298.971
Obrero	10	35		45	981.445	21.571	1.003.016
Personal Contratado	**83**	**25**		**108**	**2.182.706**		**2.182.706**
Profesional y Técnico	50	11		61	1.485.669		1.485.669
Obrero	33	14		47	697.037		697.037
TOTAL	**169**	**135**		**304**	**8.866.366**	**21.571**	**8.887.937**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**2**	**2**	**4**	**65.000**
Empleados	2	2	4	65.000
TOTAL	**2**	**2**	**4**	**65.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	23.500.000
4.07	Transferencias y donaciones	65.000
4.08	Otros gastos	53.136
4.11	Disminución de pasivos	210.800
	TOTAL	**23.828.936**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**23.565.000**
INGRESOS CORRIENTES ORDINARIOS	23.565.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	565.000
Venta de otros bienes y servicios	565.000
TRANSFERENCIAS CORRIENTES	23.000.000
Transferencias corrientes del sector público	23.000.000
Transferencias corrientes internas recibidas del sector público	23.000.000
De la República	23.000.000
Ministerio del Poder Popular de Petróleo y Minería	23.000.000
Recursos Ordinarios	23.000.000
1.2 GASTOS CORRIENTES	**23.618.136**
GASTOS DE CONSUMO	23.553.136
Remuneraciones	23.500.000
Sueldos, salarios y otras retribuciones	8.866.372
Beneficios y complementos de sueldos y salarios	8.051.896
Aportes patronales	1.464.936
Prestaciones sociales y otras indemnizaciones	2.178.318
Asistencia socioeconómica	2.238.478
Otros gastos de personal	700.000
Depreciación y amortización	53.136
TRANSFERENCIAS Y DONACIONES CORRIENTES	65.000
Al sector privado	65.000
Transferencias corrientes al sector privado	65.000
Directas a personas	65.000
Jubilaciones y otros beneficios asociados	65.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : DESAHORRO	**53.136**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**0**
Desahorro en cuenta corriente	(53.136)
Incremento de la depreciación y amortización acumuladas	53.136
2.2 GASTOS DE CAPITAL	**0**
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**210.800**
INCREMENTO DE PASIVOS	210.800
Incremento de cuentas y efectos por pagar	210.800
Incremento de cuentas y efectos por pagar a mediano y largo plazo	210.800
Incremento de efectos por pagar a proveedores a mediano y largo plazo	210.800
3.2 APLICACIONES FINANCIERAS	**210.800**
DISMINUCIÓN DE PASIVOS	210.800
Disminución de otros pasivos	210.800
Disminución de provisiones y reservas técnicas	210.800
Disminución de provisiones	210.800
Disminución de provisiones para beneficios sociales	210.800

A0356

Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"

FUNDACIÓN GUARDERÍA INFANTIL DEL MINISTERIO DE ENERGÍA Y MINAS "LA ALQUITRANA"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Guardería Infantil La Alquitrana, ente adscrito al Ministerio del Poder Popular de Petróleo y Minería, inicia sus actividades en el año 1978 con una matrícula de 47 alumnos (as), en una sede única ubicada en Caracas en la urbanización Alta Florida.

En la actualidad se atienden a 520 niños (as), distribuidos en 5 sedes todas en el Área Metropolitana de Caracas; sin embargo, este crecimiento aún no satisface la demanda creciente que existe, debido básicamente a la ampliación estructural e incremento de la nómina de trabajadores del Ministerio del Poder Popular de Petróleo y Minería y de sus entes adscritos, tanto en el Distrito Capital como en el interior del País.

Es por ello, que la Institución se propone como proyecto para el próximo año escolar ampliar la capacidad de cupos en la ciudad Capital e interior del país, a fin de cubrir la necesidad de los trabajadores y trabajadoras de contar con un Centro de Educación Inicial, cercano a su sitio de trabajo donde se le proporcione a sus representados educación integral, fomentando en ellos el desarrollo de sus potencialidades afectivas, creativas y cognitivas en un proceso de corresponsabilidad entre la familia, las comunidades y el Estado, en una sociedad democrática participativa y protagónica, lo que permitirá elevar la calidad de vida de las familias involucradas en el proyecto.

Para el desarrollo de este proyecto se proponen los siguientes objetivos:

- Proporcionar infraestructuras acondicionadas para la atención integral de las niñas y los niños.
- Brindar educación integral a niños y niñas hijos de trabajadores y trabajadoras del Ministerio del Poder Popular de Petróleo y Minería y entes adscritos en edades comprendidas entre 4 meses a 6 años durante su jornada laboral.
- Desarrollar en el niño (a) la formación personal y social, la relación con el ambiente, la comunicación y la representación a través del lenguaje oral y escrito, la expresión artística y corporal y los procesos lógicos matemáticos.
- Ofrecer atención integral de salud a través de un equipo interdisciplinario en las áreas de nutrición, pediatría, odontología, psicología, psicopedagogía, terapia de lenguaje y terapia ocupacional.

POLÍTICA DE FINANCIAMIENTO

Las fuentes de financiamiento previstas para el ejercicio fiscal 2013, están conformadas por Bs. 16.671.633 provenientes de la transferencia corriente que le otorga el Ministerio del Poder Popular de Petróleo y Minería por Bs. 12.056.356, ingresos de capital Bs. 500.000 y disminución de bancos por Bs. 4.115.277.

POLÍTICA DEL GASTO

El total de egresos previstos es de Bs. 16.671.633, de los cuales se destinarán a cubrir el gasto de personal Bs. 8.118.243, materiales, suministros y mercancías Bs. 5.062.200, necesarios para el normal funcionamiento de la guardería; servicios no personales por Bs. 1.880.390, transferencias y donaciones corrientes Bs. 491.300, activos reales Bs. 619.500 y Bs. 500.000 otros gastos.

Para el año 2013, contará con una planta de personal de 540 trabajadores, con un costo de Bs. 8.118.243 necesarios para la ejecución de los proyectos y normal desenvolvimiento de las actividades medulares de la fundación.

Para el financiamiento de los proyectos la Fundación Guardería Infantil La Alquitrana, estima ejecutar un (1) proyecto, por un monto de Bs. 13.858.324 (83%) y para las Acciones Centralizadas del ente se estiman Bs. 2.813.309 (17%).

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**12.056.356**
INGRESOS CORRIENTES ORDINARIOS	12.056.356
TRANSFERENCIAS CORRIENTES	12.056.356
Transferencias corrientes del sector público	12.056.356
Transferencias corrientes internas recibidas del sector público	12.056.356
De la República	12.056.356
Ministerio del Poder Popular de Petróleo y Minería	12.056.356
Recursos Ordinarios	12.056.356
INGRESOS DE CAPITAL	**500.000**
RECURSOS PROPIOS DE CAPITAL	500.000
Incremento de la depreciación y amortización acumuladas	500.000
FUENTES DE FINANCIAMIENTO	**4.115.277**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.115.277
Disminución de otros activos financieros	4.115.277
Disminución de disponibilidades	4.115.277
Disminución de bancos	4.115.277
TOTAL RECURSOS	**16.671.633**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**16.052.133**
GASTOS DE CONSUMO	15.560.833
Remuneraciones	8.118.243
Sueldos, salarios y otras retribuciones	4.064.916
Beneficios y complementos de sueldos y salarios	2.374.206
Aportes patronales	396.407
Prestaciones sociales y otras indemnizaciones	245.430
Asistencia socioeconómica	1.037.284
Compra de bienes y servicios	6.110.590
Bienes de consumo	5.062.200
Servicios no personales	1.048.390
Impuestos indirectos	832.000
Depreciación y amortización	500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	491.300
Al sector privado	491.300
Transferencias corrientes al sector privado	491.300
Directas a personas	491.300
Pensiones y otros beneficios asociados	69.552
Jubilaciones y otros beneficios asociados	421.748
GASTOS DE CAPITAL	**619.500**
INVERSIÓN REAL DIRECTA	619.500
Formación bruta de capital fijo	616.500
Maquinaria, equipos y otros bienes muebles	616.500
Bienes intangibles	3.000
TOTAL GASTOS	**16.671.633**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118307	Proporcionar Educación inicial a los hijos de los trabajadores del Ministerio del Poder Popular de Petróleo y Minería y Entes Adscritos	Alumno Atendido	532	359	891	1.801.968	12.056.356			13.858.324
	TOTAL					1.801.968	12.056.356			13.858.324

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.494.009				1.494.009
02	Gestión administrativa	828.000				828.000
03	Previsión y protección social	491.300				491.300
	TOTAL	2.813.309				2.813.309

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**68**	**10**		**78**	**590.481**		**590.481**
Alto Nivel y de Dirección	1			1	13.521		13.521
Directivo	3			3	23.810		23.810
Profesional y Técnico	7	2		9	71.430		71.430
Personal Administrativo	4	1		5	38.096		38.096
Personal Docente	43			43	342.863		342.863
Obrero	10	7		17	100.761		100.761
Personal Contratado	**436**	**26**		**462**	**3.324.935**		**3.324.935**
Profesional y Técnico	9	3		12	99.748		99.748
Personal Administrativo	89	23		112	797.984		797.984
Personal Docente	338			338	2.427.203		2.427.203
TOTAL	**504**	**36**		**540**	**3.915.416**		**3.915.416**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1**	**1**	**2**	**69.552**
Obreros		1	1	34.776
Empleados	1		1	34.776
Jubilados	**6**		**6**	**421.748**
Obreros	3		3	238.020
Empleados	1		1	54.576
Docentes	2		2	129.152
TOTAL	**7**	**1**	**8**	**491.300**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	8.118.243
4.02	Materiales, suministros y mercancías	5.062.200
4.03	Servicios no personales	1.880.390
4.04	Activos reales	619.500
4.07	Transferencias y donaciones	491.300
4.08	Otros gastos	500.000
	TOTAL	**16.671.633**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**12.056.356**
INGRESOS CORRIENTES ORDINARIOS	12.056.356
TRANSFERENCIAS CORRIENTES	12.056.356
Transferencias corrientes del sector público	12.056.356
Transferencias corrientes internas recibidas del sector público	12.056.356
De la República	12.056.356
Ministerio del Poder Popular de Petróleo y Minería	12.056.356
Recursos Ordinarios	12.056.356
1.2 GASTOS CORRIENTES	**16.052.133**
GASTOS DE CONSUMO	15.560.833
Remuneraciones	8.118.243
Sueldos, salarios y otras retribuciones	4.064.916
Beneficios y complementos de sueldos y salarios	2.374.206
Aportes patronales	396.407
Prestaciones sociales y otras indemnizaciones	245.430
Asistencia socioeconómica	1.037.284
Compra de bienes y servicios	6.110.590
Bienes de consumo	5.062.200
Servicios no personales	1.048.390
Impuestos indirectos	832.000
Depreciación y amortización	500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	491.300
Al sector privado	491.300
Transferencias corrientes al sector privado	491.300
Directas a personas	491.300
Pensiones y otros beneficios asociados	69.552
Jubilaciones y otros beneficios asociados	421.748
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : DESAHORRO	**3.995.777**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(3.495.777)**
RECURSOS PROPIOS DE CAPITAL	(3.495.777)
Desahorro en cuenta corriente	(3.995.777)
Incremento de la depreciación y amortización acumuladas	500.000
2.2 GASTOS DE CAPITAL	**619.500**
INVERSIÓN REAL DIRECTA	619.500
Formación bruta de capital fijo	616.500
Maquinaria, equipos y otros bienes muebles	616.500
Bienes intangibles	3.000
2.3 RESULTADO FINANCIERO : DÉFICIT	**4.115.277**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.115.277**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.115.277
Disminución de otros activos financieros	4.115.277
Disminución de disponibilidades	4.115.277
Disminución de bancos	4.115.277
3.2 APLICACIONES FINANCIERAS	**4.115.277**
DÉFICIT FINANCIERO	4.115.277

A0361

Fundación Oro Negro

FUNDACIÓN ORO NEGRO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Oro Negro tiene como objetivo organizar y ejecutar programas sociales, culturales, de otorgamiento de créditos hipotecarios para vivienda, recreativos y deportivos que contribuyan a elevar la calidad de vida de los empleados y obreros del Ministerio del Poder Popular de Petróleo y Minería (Mpppm) y de sus entes adscritos. Por otra parte la Fundación brindará ayuda socioeconómica, principalmente en materia de salud, a la comunidad organizada, casos particulares y a entes públicos y privados en el marco del establecimiento de la disminución de la brecha e inequidad en salud; se contribuirá mediante el otorgamiento de créditos hipotecarios a fin de facilitar el acceso a una vivienda digna y a los servicios urbanos a trabajadores fijos, empleados, obreros, jubilados y pensionados por invalidez del Mpppm y sus entes adscritos.

POLÍTICA DE FINANCIAMIENTO

La Fundación Oro Negro para alcanzar tales objetivos contará con un aporte presupuestario asignado por el Ministerio del Poder Popular de Petróleo y Minería por el orden de Bs.18.616.106, Transferencia de la República a través del Ministerio del Poder Popular del Despacho de la Presidencia (Fondo Único de las Misiones Sociales) por Bs. 40.254.368, transferencia de Petróleos de Venezuela, S.A. (Pdvsa) de Bs. 24.495.378, ingresos de capital Bs. 70.300, ingresos de la propiedad Bs. 1.868.110, otros ingresos por la cantidad de Bs. 3.065.628 y disminución de bancos por Bs. 83.454.054, con lo cual, los recursos para el ejercicio fiscal del año 2013 de la Fundación ascienden a Bs. 171.823.944.

POLÍTICA DE GASTOS

La Fundación Oro Negro orientará sus gastos hacia el desarrollo de los siguientes proyectos:

- Ejecución y coordinación de la Misión Barrio Adentro Deportivo a nivel nacional en el año 2013.
- Ayudas socioeconómicas dirigidas a ciudadanos y ciudadanas de escasos recursos en materia de salud a nivel nacional en el año 2013.
- Plan vivienda del MPPPM y sus entes adscritos a nivel nacional en el año 2013.
- Promoción de las tradiciones venezolanas y latinoamericana en el año 2013.
- Plan vivienda del MPPPM y entes adscritos a nivel nacional, en el año 2013.

El total de egresos previstos por la Fundación para el funcionamiento y operación para el año 2013 es de Bs. 171.823.944, de los cuales se destinarán a cubrir el gasto de personal Bs. 13.375.443, materiales, suministros y mercancías Bs. 1.127.904, necesarios para el normal funcionamiento; servicios no personales por Bs. 7.723.149, transferencias y donaciones corrientes Bs. 120.983.658, activos reales Bs. 893.000, inversión financiera por la cantidad de Bs. 27.650.490 y Bs. 70.300 otros gastos.

Del monto total del presupuesto de gastos, el 93,54% es decir, Bs. 160.724.575 estarán dirigidos a los proyectos y el restante 6,46% Bs. 11.099.369 a las acciones centralizadas.

La Fundación contará con una plantilla de personal de 114 trabajadores a un costo de Bs. 13.375.443.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**88.299.590**
INGRESOS CORRIENTES ORDINARIOS	88.299.590
INGRESOS DE LA PROPIEDAD	1.868.110
Intereses	1.868.110
Intereses internos	1.868.110
Intereses por préstamos	1.659.504
Intereses por depósitos	208.606
TRANSFERENCIAS CORRIENTES	83.365.852
Transferencias corrientes del sector público	83.365.852
Transferencias corrientes internas recibidas del sector público	83.365.852
De la República	58.870.474
Ministerio del Poder Popular de Petróleo y Minería	18.616.106
Ministerio del Poder Popular del Despacho de la Presidencia	40.254.368
De los entes descentralizados con fines empresariales petroleros	24.495.378
Petróleos de Venezuela, S.A. (PDVSA)	24.495.378
OTROS INGRESOS	3.065.628
Otros ingresos ajenos a la operación	3.065.628
INGRESOS DE CAPITAL	**70.300**
RECURSOS PROPIOS DE CAPITAL	70.300
Incremento de la depreciación y amortización acumuladas	70.300
FUENTES DE FINANCIAMIENTO	**83.454.054**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	83.454.054
Disminución de otros activos financieros	83.454.054
Disminución de disponibilidades	83.454.054
Disminución de bancos	83.454.054
TOTAL RECURSOS	**171.823.944**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**143.280.454**
GASTOS DE CONSUMO	22.296.796
Remuneraciones	13.375.443
Sueldos, salarios y otras retribuciones	3.387.400
Beneficios y complementos de sueldos y salarios	5.312.834
Aportes patronales	504.193
Prestaciones sociales y otras indemnizaciones	1.040.400
Asistencia socioeconómica	3.130.616
Compra de bienes y servicios	8.851.053
Bienes de consumo	1.127.904
Servicios no personales	7.723.149
Depreciación y amortización	70.300
TRANSFERENCIAS Y DONACIONES CORRIENTES	120.983.658
Al sector privado	120.983.658
Transferencias corrientes al sector privado	159.237
Directas a personas	159.237
Pensiones y otros beneficios asociados	66.337
Jubilaciones y otros beneficios asociados	92.900
Donaciones corrientes al sector privado	120.824.421
Donaciones a personas	119.938.377
Donaciones a instituciones sin fines de lucro	886.044
GASTOS DE CAPITAL	**893.000**
INVERSIÓN REAL DIRECTA	893.000
Formación bruta de capital fijo	893.000
Maquinaria, equipos y otros bienes muebles	703.000
Bienes preexistentes	190.000
APLICACIONES FINANCIERAS	**27.650.490**
INVERSIÓN FINANCIERA	27.650.490
Incremento de otros activos financieros	27.650.490
Incremento de cuentas por cobrar a mediano y largo plazo	27.650.490
Incremento de cuentas comerciales por cobrar a mediano y largo plazo	27.650.490
TOTAL GASTOS	**171.823.944**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118146	Misión Barrio Adentro Deportivo a nivel nacional en el año 2013	Sistema			1	72.769.288	40.254.368			113.023.656
118189	Ayudas socioeconómicas a ciudadanos y ciudadanas de escasos recursos a nivel nacional, en el año 2013	Ayuda			942	1.521.600	8.055.665			9.577.265
118232	Plan Vacacional Interinstitucional para los hijos y familiares de los trabajadores del ministerio, para el año 2013	Niña, Niño, Adolescente y Joven	2.000	2.000	4.000	3.245.211	2.093.338			5.338.549
118433	Plan Vivienda del MPPPM y entes adscritos a nivel nacional, en el año 2013	Crédito			120	4.775.432			24.495.378	29.270.810
118474	Promoción de las tradiciones venezolanas y latinoamericanas, en el año 2013	Participante			25.200	632.024	2.882.271			3.514.295
TOTAL						**82.943.555**	**53.285.642**		**24.495.378**	**160.724.575**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	4.445.296	3.923.104			8.368.400
02	Gestión administrativa	910.004	1.661.728			2.571.732
03	Previsión y protección social	159.237				159.237
TOTAL		**5.514.537**	**5.584.832**			**11.099.369**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**26**	**18**	**27**	**71**	**1.979.400**	**384.000**	**2.363.400**
Alto Nivel y de Dirección	1	2	1	4	119.400		119.400
Profesional y Técnico	22	6	18	46	1.330.054	274.020	1.604.074
Personal Administrativo	3	10	8	21	529.946	109.980	639.926
Personal Contratado	**24**	**19**		**43**	**1.384.000**		**1.384.000**
Profesional y Técnico	16	13		29	845.735		845.735
Personal Administrativo	8	6		14	538.265		538.265
TOTAL	**50**	37	27	**114**	**3.363.400**	**384.000**	**3.747.400**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados		**1**	**1**	**66.337**
Empleados		1	1	66.337
Jubilados		**1**	**1**	**92.900**
Empleados		1	1	92.900
TOTAL		2	2	**159.237**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	13.375.443
4.02	Materiales, suministros y mercancías	1.127.904
4.03	Servicios no personales	7.723.149
4.04	Activos reales	893.000
4.05	Activos financieros	27.650.490
4.07	Transferencias y donaciones	120.983.658
4.08	Otros gastos	70.300
	TOTAL	**171.823.944**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**88.299.590**
INGRESOS CORRIENTES ORDINARIOS	88.299.590
INGRESOS DE LA PROPIEDAD	1.868.110
Intereses	1.868.110
Intereses internos	1.868.110
Intereses por préstamos	1.659.504
Intereses por depósitos	208.606
TRANSFERENCIAS CORRIENTES	83.365.852
Transferencias corrientes del sector público	83.365.852
Transferencias corrientes internas recibidas del sector público	83.365.852
De la República	58.870.474
Recursos Ordinarios	58.870.474
Ministerio del Poder Popular de Petróleo y Minería	18.616.106
Ministerio del Poder Popular del Despacho de la Presidencia	40.254.368
De los entes descentralizados con fines empresariales petroleros	24.495.378
Petróleos de Venezuela, S.A. (PDVSA)	24.495.378
OTROS INGRESOS	3.065.628
Otros ingresos ajenos a la operación	3.065.628

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1.2 GASTOS CORRIENTES	**143.280.454**
GASTOS DE CONSUMO	22.296.796
Remuneraciones	13.375.443
Sueldos, salarios y otras retribuciones	3.387.400
Beneficios y complementos de sueldos y salarios	5.312.834
Aportes patronales	504.193
Prestaciones sociales y otras indemnizaciones	1.040.400
Asistencia socioeconómica	3.130.616
Compra de bienes y servicios	8.851.053
Bienes de consumo	1.127.904
Servicios no personales	7.723.149
Depreciación y amortización	70.300
TRANSFERENCIAS Y DONACIONES CORRIENTES	120.983.658
Al sector privado	120.983.658
Transferencias corrientes al sector privado	159.237
Directas a personas	159.237
Pensiones y otros beneficios asociados	66.337
Jubilaciones y otros beneficios asociados	92.900
Donaciones corrientes al sector privado	120.824.421
Donaciones a personas	119.938.377
Donaciones a instituciones sin fines de lucro	886.044
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : DESAHORRO	**54.980.864**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(54.910.564)**
RECURSOS PROPIOS DE CAPITAL	(54.910.564)
Desahorro en cuenta corriente	(54.980.864)
Incremento de la depreciación y amortización acumuladas	70.300
2.2 GASTOS DE CAPITAL	**893.000**
INVERSIÓN REAL DIRECTA	893.000
Formación bruta de capital fijo	893.000
Maquinaria, equipos y otros bienes muebles	703.000
Bienes intangibles	190.000
2.3 RESULTADO FINANCIERO : DÉFICIT	**55.803.564**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**83.454.054**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	83.454.054
Disminución de otros activos financieros	83.454.054
Disminución de disponibilidades	83.454.054
Disminución de bancos	83.454.054
3.2 APLICACIONES FINANCIERAS	**83.454.054**
INVERSIÓN FINANCIERA	27.650.490
Incremento de otros activos financieros	27.650.490
Incremento de cuentas por cobrar a mediano y largo plazo	27.650.490
Incremento de cuentas comerciales por cobrar a mediano y largo plazo	27.650.490
DÉFICIT FINANCIERO	55.803.564

A0418

Fundación Misión Ribas

FUNDACIÓN MISIÓN RIBAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Misión Ribas (FMR) es una institución sin fines de lucro, creada mediante Decreto Nº 3.048 de fecha 10 de agosto de 2004, publicado en Gaceta Oficial Nº 37999 de fecha 11/08/2004, adscrito al Ministerio del Poder Popular de Petróleo y Minería, cuya función es elevar el nivel educativo de la población venezolana comprometida con el principio de justicia social, consagrada en la Constitución de la República Bolivariana de Venezuela.

La Fundación Misión Ribas (FMR), para el ejercicio fiscal 2013 estima obtener recursos provenientes de Petróleos de Venezuela por un monto Bs. 4.365.713.668, Intereses bancarios Bs. 35.000.000 y otros ingresos por Bs. 2.305.000.

La Fundación Misión Ribas, para el año 2013 orientará el gasto a continuar con los tres proyectos en proceso de ejecución:

- Misión Ribas 2013, destinados a proporcionar a los ciudadanos y ciudadanas que no han culminado el bachillerato la oportunidad de ingresar a un sistema educativo no excluyente y de calidad que facilite la incorporación al aparato productivo, capacitación de coordinadores y facilitadores en política educativa.

- Misión Ribas Técnica 2013, programa para proporcionar a los vencedores (as) la oportunidad de cursar carreras cortas graduando de técnicos medios en las diversas áreas asociadas a los planes de desarrollo de la nación.

- Misión Ribas Productivo 2013, programa destinado a promocionar y crear Empresas de Producción Social conformadas por vencedores(as) y brigadistas en todo el territorio nacional.

En este sentido, el Presupuesto de Gastos de la Fundación Misión Ribas para el ejercicio fiscal 2013, se estima alcance la cantidad de Bs. 4.403.018.668.

En Gastos de Personal, se estima Bs. 24.843.398 con el fin de cubrir la contratación del personal que requiere el Organismo para su funcionamiento.

Las partidas de Materiales y suministros y Servicios no personales, se establecieron los montos necesarios para cubrir los gastos derivados de la adquisición de materiales para construcción de viviendas del plan "La Gran Misión Vivienda Venezuela", servicios de transporte, logística de los eventos, (graduaciones, encuentros de coordinación), dotación de uniformes, zapatos e implementos de seguridad industrial para los brigadistas de construcción y demás gastos para el normal funcionamiento de la Institución.

Con relación a la partida Transferencias, se prevén los recursos requeridos para otorgar becas e incentivos otorgados para la atención de vencedores y vencedoras, coordinadores, facilitadores, asesores integrales y brigadistas.

Estas brigadas van a contribuir y apoyar a la "Gran Misión Vivienda Venezuela", en las actividades de construcción de viviendas dignas para el pueblo.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**4.400.713.668**
INGRESOS CORRIENTES ORDINARIOS	4.400.713.668
INGRESOS DE LA PROPIEDAD	35.000.000
Intereses	35.000.000
Intereses internos	35.000.000
Intereses por depósitos	35.000.000
TRANSFERENCIAS CORRIENTES	4.365.713.668
Transferencias corrientes del sector público	4.365.713.668
Transferencias corrientes internas recibidas del sector público	4.365.713.668
De los entes descentralizados con fines empresariales petroleros	4.365.713.668
INGRESOS DE CAPITAL	**2.305.000**
RECURSOS PROPIOS DE CAPITAL	2.305.000
Incremento de la depreciación y amortización acumuladas	2.305.000
TOTAL RECURSOS	**4.403.018.668**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**4.353.018.668**
GASTOS DE CONSUMO	1.865.008.560
Remuneraciones	24.843.398
Sueldos, salarios y otras retribuciones	20.169.412
Beneficios y complementos de sueldos y salarios	4.673.986
Compra de bienes y servicios	1.837.860.162
Bienes de consumo	1.375.888.269
Servicios no personales	461.971.893
Depreciación y amortización	2.305.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.488.010.108
Al sector privado	2.488.010.108
Transferencias corrientes al sector privado	756.000.000
Otras transferencias corrientes internas al sector privado	756.000.000
Donaciones corrientes al sector privado	1.732.010.108
Donaciones a personas	1.732.010.108
GASTOS DE CAPITAL	**50.000.000**
INVERSIÓN REAL DIRECTA	50.000.000
Formación bruta de capital fijo	49.552.000
Maquinaria, equipos y otros bienes muebles	49.552.000
Bienes intangibles	448.000
TOTAL GASTOS	**4.403.018.668**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118234	Misión Ribas 2013	Vencedor (a)	390.000	260.000	650.000				3.997.923.234	3.997.923.234
118800	Misión Ribas Técnica 2013	Vencedor (a)	7.200	4.800	12.000				173.084.000	173.084.000
118857	Misión Ribas Productivo 2013	Empresa			150				23.400.000	23.400.000
TOTAL									**4.194.407.234**	**4.194.407.234**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras				21.284.086	21.284.086
02	Gestión administrativa				187.327.348	187.327.348
TOTAL					**208.611.434**	**208.611.434**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**229**	**271**		**500**	**20.169.412**		**20.169.412**
Directivo	5	3		8	680.000		680.000
Profesional y Técnico	163	138		301	13.524.949		13.524.949
Personal Administrativo	61	130		191	5.964.463		5.964.463
TOTAL	**229**	**271**		**500**	**20.169.412**		**20.169.412**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	24.843.398
4.02	Materiales, suministros y mercancías	1.375.888.269
4.03	Servicios no personales	461.971.893
4.04	Activos reales	50.000.000
4.07	Transferencias y donaciones	2.488.010.108
4.08	Otros gastos	2.305.000
	TOTAL	**4.403.018.668**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.400.713.668**
INGRESOS CORRIENTES ORDINARIOS	4.400.713.668
INGRESOS DE LA PROPIEDAD	35.000.000
Intereses	35.000.000
Intereses internos	35.000.000
Intereses por depósitos	35.000.000
TRANSFERENCIAS CORRIENTES	4.365.713.668
Transferencias corrientes del sector público	4.365.713.668
Transferencias corrientes internas recibidas del sector público	4.365.713.668
De los entes descentralizados con fines empresariales petroleros	4.365.713.668
Petróleos de Venezuela S.A. (PDVSA)	4.365.713.668
1.2 GASTOS CORRIENTES	**4.353.018.668**
GASTOS DE CONSUMO	1.865.008.560
Remuneraciones	24.843.398
Sueldos, salarios y otras retribuciones	20.169.412
Beneficios y complementos de sueldos y salarios	4.673.986
Compra de bienes y servicios	1.837.860.162
Bienes de consumo	1.375.888.269
Servicios no personales	461.971.893
Depreciación y amortización	2.305.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.488.010.108
Al sector privado	2.488.010.108
Transferencias corrientes al sector privado	756.000.000
Otras transferencias corrientes internas al sector privado	756.000.000
Donaciones corrientes al sector privado	1.732.010.108
Donaciones a personas	1.732.010.108
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**47.695.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**50.000.000**
RECURSOS PROPIOS DE CAPITAL	50.000.000
Ahorro en cuenta corriente	47.695.000
Incremento de la depreciación y amortización acumuladas	2.305.000
2.2 GASTOS DE CAPITAL	**50.000.000**
INVERSIÓN REAL DIRECTA	50.000.000
Formación bruta de capital fijo	49.552.000
Maquinaria, equipos y otros bienes muebles	49.552.000
Bienes intangibles	448.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0428

Fundación Misión Piar

FUNDACIÓN MISIÓN PIAR

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La actividad principal de la Fundación Misión Piar, está dirigida a promover la organización de los pequeños mineros, mineros artesanales y comunidades indígenas mineras, mediante la asistencia técnica necesaria a efectos de lograr su fortalecimiento; realización de talleres en diversas áreas laborales que permitan incrementar las capacidades de la población indígena minera; propiciar la realización de jornadas mediante la alianza estratégica con diversas instituciones del Estado y otras misiones sociales para optimizar y proporcionar acceso de las comunidades mineras a los servicios básicos. En tal sentido, la posibilidad de obtención de recursos propios es inexistente.

Por lo tanto, para el Ejercicio Fiscal 2013 la Fundación Misión Piar presenta un presupuesto por Bs. 3.389.392,00, financiado sólo con aporte presupuestario de Bs. 3.042.560,00 a través Ministerio del Poder Popular para el Despacho de la Presidencia (Fondo Único de las Misiones Sociales) y Bs. 346.832 a través del Ministerio del Poder Popular de Petróleo y Minería.

Como objetivo institucional, la Fundación se plantea "Contribuir con la diversificación socioproductiva del pequeño minero, minero artesanal y comunidades indígenas mineras, permitiendo afianzar el crecimiento económico y social del país". Por ello, su ámbito de actuación se focaliza fundamentalmente en el Estado Bolívar a través de diez (10) núcleos de acción social, localizados a lo largo de los Municipios: Manuel Piar (Núcleo El Manteco), El Callao (Núcleo El Callao), Sifontes (Núcleos Tumeremo, Las Claritas y El Dorado), Gran Sabana (Núcleos Santa Elena de Uairén e Ikabarú), Angostura (Núcleo La Paragua) y Cedeño (Núcleos Guaniamo y Caicara del Orinoco). Adicionalmente, la Misión Piar tiene presencia en el Estado Táchira con un núcleo de acción social en la población de Lobatera, localidad donde se concentran importantes explotaciones mineras carboníferas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**3.389.392**
INGRESOS CORRIENTES ORDINARIOS	3.389.392
TRANSFERENCIAS CORRIENTES	3.389.392
Transferencias corrientes del sector público	3.389.392
Transferencias corrientes internas recibidas del sector público	3.389.392
De la República	3.389.392
Ministerio del Poder Popular para el Despacho de la Presidencia	3.042.560
Ministerio del Poder Popular de Petróleo y Minería	346.832
TOTAL RECURSOS	**3.389.392**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**3.389.392**
GASTOS DE CONSUMO	3.379.392
Remuneraciones	3.187.140
Sueldos, salarios y otras retribuciones	2.233.020
Beneficios y complementos de sueldos y salarios	954.120
Compra de bienes y servicios	181.236
Bienes de consumo	66.000
Servicios no personales	115.236
Impuestos indirectos	11.016
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.000
Al sector privado	10.000
Donaciones corrientes al sector privado	10.000
Donaciones a personas	10.000
TOTAL GASTOS	**3.389.392**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		3.187.140			3.187.140
02	Gestión administrativa		202.252			202.252
	TOTAL		**3.389.392**			**3.389.392**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**15**	**27**	**2**	**44**	**1.981.021**		**1.981.021**
Alto Nivel y de Dirección		1		1	157.486		157.486
Directivo	2	1		3	258.000		258.000
Profesional y Técnico	10	20	2	32	1.306.062		1.306.062
Personal Administrativo	2	1		3	136.621		136.621
Obrero	1	4		5	122.852		122.852
Personal Contratado	**2**	**1**		**3**	**252.000**		**252.000**
Profesional y Técnico	2	1		3	252.000		252.000
TOTAL	17	28	2	47	2.233.021		2.233.021

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	3.187.140
4.02	Materiales, suministros y mercancías	66.000
4.03	Servicios no personales	126.252
4.07	Transferencias y donaciones	10.000
	TOTAL	**3.389.392**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.389.392**
INGRESOS CORRIENTES ORDINARIOS	3.389.392
TRANSFERENCIAS CORRIENTES	3.389.392
Transferencias corrientes del sector público	3.389.392
Transferencias corrientes internas recibidas del sector público	3.389.392
De la República	3.389.392
Recursos Ordinarios	3.389.392
Ministerio del Poder Popular para el Despacho de la Presidencia	3.042.560
Ministerio del Poder Popular de Petróleo y Minería	346.832
1.2 GASTOS CORRIENTES	**3.389.392**
GASTOS DE CONSUMO	3.379.392
Remuneraciones	3.187.140
Sueldos, salarios y otras retribuciones	2.233.020
Beneficios y complementos de sueldos y salarios	954.120
Compra de bienes y servicios	181.236
Bienes de consumo	66.000
Servicios no personales	115.236
Impuestos indirectos	11.016
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.000
Al sector privado	10.000
Donaciones corrientes al sector privado	10.000
Donaciones a personas	10.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	**0**

A0489

Fundación Fondo Nacional para la Producción Lechera

FUNDACIÓN FONDO NACIONAL PARA LA PRODUCCIÓN LECHERA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La política presupuestaria de la Fundación Fondo Nacional para la Producción Lechera (Fonaprole) está enmarcada en lograr la estabilidad operativa y la consolidación de los proyectos dirigidos al Desarrollo Social y Tecnológico del Sector Lácteo, especialmente de los sectores más vulnerables. Para cumplir con este objetivo se requiere de la disponibilidad de los recursos suficientes y oportunos manejados con eficiencia y criterios de austeridad, atendiendo a las nuevas realidades y en busca del afianzamiento del nuevo Modelo de Producción Socialista.

La gestión del Fonaprole estará orientada a la prestación de servicio financiero, no financiero y acompañamiento integral para lograr la superación de las debilidades del sector lácteo en materia de nutrición, mejoramiento genético y reproductivo, sanidad del rebaño lechero, cadena de frío e infraestructura productiva, mediante la estructuración de un nuevo sistema de manejo, la formación integral de los productores, trabajadores y técnicos y la transferencia tecnológica enmarcado en estrategias de los entes del estado y la participación activa del poder comunal, para promover la plena seguridad y soberanía láctea.

Para los gastos de servicios financieros y no financieros, Fonaprole estima para el ejercicio 2013 un monto de Bs. 175.616.395 (80%), a través del proyecto "Fortalecimiento y Transformación de la Producción del Circuito Lácteo", en donde con su primera acción "Financiamiento y Mejoramiento de las Unidades de Producción", se programa entregar 1.100 financiamientos, con la segunda acción "Asistencia y Acompañamiento Integral de las Unidades de Producción", se estima realizar 1.100 asistencias técnicas y con la ejecución de la tercera acción "Organización Social de la Producción y Consolidación de las Rutas Lecheras", se estima atender 27.120 animales para entrega de insumos y equipos para la genética y la reproducción del 30% de los animales, así como la adquisición de tres (03) fases para la implementación de sistemas automatizados en control de actividades, ganadería, pastos y manejo de potrero, así como 24 cursos de formación y capacitación en pro de la tecnología de calidad de la leche.

Para los gastos de apoyo operacional a los proyectos de desarrollo dirigidos al sector lácteo, se considera un monto de Bs. 44.751.762 (20%), para un monto total del presupuesto de gastos 2013 de Bs. 220.368.157.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**1.082.605**
INGRESOS CORRIENTES ORDINARIOS	1.082.605
INGRESOS DE OPERACIÓN	1.082.605
Ingresos financieros de instituciones financieras	309.579
Otros ingresos de operación	773.026
INGRESOS DE CAPITAL	**2.200.000**
RECURSOS PROPIOS DE CAPITAL	2.200.000
Incremento de la depreciación y amortización acumuladas	2.200.000
FUENTES DE FINANCIAMIENTO	**217.085.552**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	217.085.552
Recuperación de préstamos de largo plazo otorgados por entes descentralizados con fines empresariales	4.593.612
Al sector privado	4.593.612
Disminución de otros activos financieros	212.491.940
Disminución de disponibilidades	212.491.940
Disminución de inversiones temporales	212.491.940
TOTAL RECURSOS	**220.368.157**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**76.478.448**
GASTOS DE CONSUMO	76.478.448
Remuneraciones	30.339.474
Sueldos, salarios y otras retribuciones	11.056.169
Beneficios y complementos de sueldos y salarios	8.061.346
Aportes patronales	755.272
Prestaciones sociales y otras indemnizaciones	2.293.754
Asistencia socioeconómica	6.772.933
Otros gastos de personal	1.400.000
Compra de bienes y servicios	43.938.974
Bienes de consumo	19.837.596
Servicios no personales	24.101.378
Depreciación y amortización	2.200.000
GASTOS DE CAPITAL	**5.353.493**
INVERSIÓN REAL DIRECTA	5.353.493
Formación bruta de capital fijo	5.353.493
Maquinaria, equipos y otros bienes muebles	5.353.493
APLICACIONES FINANCIERAS	**138.536.216**
INVERSIÓN FINANCIERA	137.916.216
Concesión de préstamos a corto plazo	42.109.090
Al sector privado	42.109.090
Concesión de préstamos a largo plazo	95.530.909
Al sector privado	95.530.909
Incremento de otros activos financieros	276.217
Incremento de disponibilidades	276.217
Incremento de caja	276.217
DISMINUCIÓN DE PASIVOS	620.000
Disminución de cuentas y efectos por pagar	560.000
Disminución de cuentas y efectos por pagar a corto plazo	560.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000
Disminución de aportes patronales y retenciones laborales por pagar	40.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	5.000
Disminución de otros aportes patronales por pagar	35.000
Disminución de efectos por pagar a proveedores a corto plazo	500.000
Disminución de otros pasivos	60.000
Disminución de otros pasivos a corto plazo	60.000
TOTAL GASTOS	**220.368.157**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118254	Fortalecimiento y Transformación de la Producción del Circuito Lácteo	Litro			36.638	175.616.395				175.616.395
TOTAL						175.616.395				175.616.395

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	23.934.203				23.934.203
02	Gestión administrativa	20.817.559				20.817.559
TOTAL		44.751.762				44.751.762

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**76**	**74**		**150**	**8.812.369**		**8.812.369**
Alto Nivel y de Dirección		1		1	163.944		163.944
Directivo		6		6	678.562		678.562
Profesional y Técnico	74	64		138	7.801.023		7.801.023
Personal Administrativo	2	3		5	168.840		168.840
Personal Contratado	**25**			**25**	**1.951.680**		**1.951.680**
Profesional y Técnico	15			15	1.471.680		1.471.680
Personal Administrativo	10			10	480.000		480.000
TOTAL	**101**	**74**		**175**	**10.764.049**		**10.764.049**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	30.339.474
4.02	Materiales, suministros y mercancías	19.837.596
4.03	Servicios no personales	24.101.378
4.04	Activos reales	5.353.493
4.05	Activos financieros	137.916.216
4.08	Otros gastos	2.200.000
4.11	Disminución de pasivos	620.000
	TOTAL	**220.368.157**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.082.605**
INGRESOS CORRIENTES ORDINARIOS	1.082.605
INGRESOS DE OPERACIÓN	1.082.605
Ingresos financieros de instituciones financieras	309.579
Otros ingresos de operación	773.026
1.2 GASTOS CORRIENTES	**76.478.448**
GASTOS DE CONSUMO	76.478.448
Remuneraciones	30.339.474
Sueldos, salarios y otras retribuciones	11.056.169
Beneficios y complementos de sueldos y salarios	8.061.346
Aportes patronales	755.272
Prestaciones sociales y otras indemnizaciones	2.293.754
Asistencia socioeconómica	6.772.933
Otros gastos de personal	1.400.000
Compra de bienes y servicios	43.938.974
Bienes de consumo	19.837.596
Servicios no personales	24.101.378
Depreciación y amortización	2.200.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : DESAHORRO	**75.395.843**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(73.195.843)**
RECURSOS PROPIOS DE CAPITAL	(73.195.843)
Desahorro en cuenta corriente	(75.395.843)
Incremento de la depreciación y amortización acumuladas	2.200.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**5.353.493**
INVERSIÓN REAL DIRECTA	5.353.493
Formación bruta de capital fijo	5.353.493
Maquinaria, equipos y otros bienes muebles	5.353.493
2.3 RESULTADO FINANCIERO : DÉFICIT	**78.549.336**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**217.085.552**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	217.085.552
Recuperación de préstamos de largo plazo otorgados por entes descentralizados con fines empresariales	4.593.612
Al sector privado	4.593.612
Disminución de otros activos financieros	212.491.940
Disminución de disponibilidades	212.491.940
Disminución de inversiones temporales	212.491.940
3.2 APLICACIONES FINANCIERAS	**217.085.552**
INVERSIÓN FINANCIERA	137.916.216
Concesión de préstamos a corto plazo	42.109.090
Al sector privado	42.109.090
Concesión de préstamos a largo plazo	95.530.909
Al sector privado	95.530.909
Incremento de otros activos financieros	276.217
Incremento de disponibilidades	276.217
Incremento de caja	276.217
DISMINUCIÓN DE PASIVOS	620.000
Disminución de cuentas y efectos por pagar	560.000
Disminución de cuentas y efectos por pagar a corto plazo	560.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000
Disminución de aportes patronales y retenciones laborales por pagar	40.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	5.000
Disminución de otros aportes patronales por pagar	35.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de efectos por pagar a proveedores a corto plazo	500.000
Disminución de otros pasivos	60.000
Disminución de otros pasivos a corto plazo	60.000
DÉFICIT FINANCIERO	78.549.336

A0661

Instituto Nacional de Canalizaciones (INC)

INSTITUTO NACIONAL DE CANALIZACIONES (INC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La formulación del Presupuesto del Ejercicio Económico del año 2013, se elaboró sobre la base metodológica de la técnica de presupuesto por Proyecto y Acciones Centralizadas; además por las líneas emanadas del órgano rector el Ministerio del Poder Popular de Petróleo y Minería, Oficina Nacional de Presupuesto (ONAPRE) y líneas internas del Instituto Nacional de Canalizaciones.

Es importante señalar que dentro de las políticas del Plan Operativo Anual, se solicitaron proyectos de inversión de gran importancia, para el mejoramiento de los Canales de Navegación del Río Orinoco y Lago de Maracaibo y Servicios Comerciales.

Se da continuidad a las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista (PSS) 2007 – 2013, enmarcado principalmente con la Directriz Estratégica: Nueva Geopolítica Nacional y las políticas de mejora de la infraestructura para la integración con América Latina y el Caribe e integrar el Territorio Nacional, a través de ejes y regiones, reforzando la accesibilidad hacia la fachada amazónica y el Caribe; estructurando el Plan Operativo hacia la prioridad de competencia dadas por Ley al Instituto de Canalizaciones, desarrollando proyectos de mantenimiento e inversión para el logro de la misión. Estos proyectos son los siguientes:

- Estudio de Factibilidad del Uso de la Arena Producto del Dragado para Fines Comerciales.
- Estudio y Desarrollo de Nuevas Vías de Navegación.
- Gestión de la Seguridad Acuática.
- Investigación para el Mejoramiento de los Canales de Navegación.
- Fortalecimiento Institucional de la Unidad de Estadística.
- Mantenimiento Preventivo y Correctivo de las Unidades Flotantes del Instituto Nacional de Canalizaciones.
- Dragado de Proyectos Comerciales.
- Mantenimiento Preventivo y Correctivo de las Unidades Marítimas y Terrestres de la Gerencia Canal de Maracaibo.
- Mantenimiento Preventivo y Correctivo de las Unidades Flotantes y Equipos Asignados a la Gerencia Canal del Orinoco.
- Mantenimiento del Canal de Navegación del río Orinoco.
- Mantenimiento del Canal de Navegación del Lago de Maracaibo.

Asimismo, se formuló un proyecto que se vincula con la directriz estratégica "Democracia Protagónica y Revolucionaria": Fortalecimiento de las Unidades de Estadística y Cobranzas del Instituto Nacional de Canalizaciones, articulado con el objetivo: Construir un sector público al servicio del ciudadano que conduzca a la transformación de la sociedad, para coadyuvar al logro de los objetivos institucionales que se plantea el Instituto Nacional de Canalizaciones para el año 2013.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**923.213.805**
INGRESOS CORRIENTES ORDINARIOS	923.213.805
INGRESOS NO TRIBUTARIOS	810.461.352
Tasas	810.461.352
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	100.807.557
Venta de otros bienes y servicios	100.807.557
INGRESOS DE LA PROPIEDAD	7.544.593
Intereses	7.544.593
Intereses internos	7.544.593
Intereses por depósitos	7.544.593
OTROS INGRESOS	4.400.303
Otros ingresos ajenos a la operación	4.400.303
INGRESOS DE CAPITAL	**7.579.831**
RECURSOS PROPIOS DE CAPITAL	7.579.831
Incremento de la depreciación y amortización acumuladas	7.579.831
FUENTES DE FINANCIAMIENTO	**177.330.987**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	177.330.987
Disminución de otros activos financieros	177.330.987
Disminución de disponibilidades	177.330.987
Disminución de bancos	177.330.987
TOTAL RECURSOS	**1.108.124.623**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**969.690.140**
GASTOS DE CONSUMO	887.351.949
Remuneraciones	464.062.841
Sueldos, salarios y otras retribuciones	50.299.786
Beneficios y complementos de sueldos y salarios	75.728.339
Aportes patronales	18.129.398
Prestaciones sociales y otras indemnizaciones	39.194.580
Asistencia socioeconómica	148.614.804
Otros gastos de personal	132.095.934
Compra de bienes y servicios	415.709.277
Bienes de consumo	32.759.528
Servicios no personales	382.949.749
Depreciación y amortización	7.579.831
TRANSFERENCIAS Y DONACIONES CORRIENTES	82.098.191
Al sector privado	79.218.191
Transferencias corrientes al sector privado	79.110.191
Directas a personas	79.110.191
Pensiones y otros beneficios asociados	13.043.489
Jubilaciones y otros beneficios asociados	65.724.184
Otras transferencias directas a personas	342.518
Donaciones corrientes al sector privado	108.000
Donaciones a personas	108.000
Al sector público	2.880.000
Transferencias corrientes al sector público	2.880.000
A los entes descentralizados sin fines empresariales para sus gastos	2.880.000
OTROS GASTOS CORRIENTES	240.000
Obligaciones del ejercicio vigente	240.000
Indemnizaciones diversas	240.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS DE CAPITAL	**123.629.686**
INVERSIÓN REAL DIRECTA	123.629.686
Formación bruta de capital fijo	122.839.686
Edificios e instalaciones	16.558.000
Maquinaria, equipos y otros bienes muebles	11.164.956
Bienes preexistentes	95.116.730
Bienes intangibles	790.000
APLICACIONES FINANCIERAS	**14.804.797**
INVERSIÓN FINANCIERA	8.636.797
Incremento de otros activos financieros	8.636.797
Incremento de efectos por cobrar a corto plazo	8.636.797
Incremento de efectos comerciales por cobrar a corto plazo	8.636.797
DISMINUCIÓN DE PASIVOS	6.168.000
Disminución de cuentas y efectos por pagar	3.168.000
Disminución de cuentas y efectos por pagar a corto plazo	3.168.000
Disminución cuentas por pagar a proveedores a corto plazo	3.168.000
Disminución de otros pasivos	3.000.000
Disminución de provisiones y reservas técnicas	3.000.000
Disminución de provisiones	3.000.000
Disminución de provisiones para beneficios sociales	3.000.000
TOTAL GASTOS	**1.108.124.623**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118665	Estudio de Factibilidad del Uso de la Arena Producto del Dragado para fines Comerciales.	Informe			4	2.500.000				2.500.000
118666	Estudio y Desarrollo de Nuevas Vías de Navegación.	Informe			16	7.650.000				7.650.000
118668	Gestión de la Seguridad Acuática.	Sistema			1	2.200.611				2.200.611
118669	Investigación para el Mejoramiento de los Canales de Navegación.	Informe			15	9.288.314				9.288.314
118679	Fortalecimiento Institucional de la Unidad de Estadística.	Unidad			1	1.213.802				1.213.802
118828	Mantenimiento Preventivo y Correctivo de las Unidades Flotantes del Instituto Nacional de Canalizaciones.	Mantenimiento			22	71.028.271				71.028.271
119197	Dragado de Proyectos Comerciales.	Metro Cúbico			2.462.883	61.727.297				61.727.297
119233	Mantenimiento Preventivo y Correctivo de las Unidades Marítimas y Terrestres de la Gerencia Canal de Maracaibo.	Mantenimiento			192	16.322.755				16.322.755
119278	Mantenimiento Preventivo y Correctivo de las Unidades Flotantes y Equipos Asignados a la Gerencia Canal del Orinoco.	Mantenimiento			87	41.739.916				41.739.916
119389	Mantenimiento del Canal de Navegación del río Orinoco.	Metro Cúbico			4.610.770	117.787.376				117.787.376
119400	Mantenimiento del Canal de Navegación del Lago de Maracaibo.	Metro Cúbico			4.291.025	191.104.199				191.104.199
TOTAL						**522.562.541**				**522.562.541**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	336.946.705				336.946.705
02	Gestión Administrativa	169.539.986				169.539.986
03	Previsión y Protección Social	79.075.391				79.075.391
	TOTAL	**585.562.082**				**585.562.082**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**295**	**654**	**491**	**1.440**	**43.888.532**	**4.443.260**	**48.331.792**
Directivo	3	9	8	20	640.159		640.159
Profesional y Técnico	156	216	202	574	20.421.086	579.935	21.001.021
Personal Administrativo	123	138	88	349	9.474.359	269.061	9.743.420
Personal Médico	5	3	7	15	480.120	13.635	493.755
Obrero	8	288	186	482	12.872.808	3.580.629	16.453.437
Personal Contratado	**57**	**75**		**132**	**6.411.254**		**6.411.254**
Profesional y Técnico	42	33		75	3.418.804		3.418.804
Personal Administrativo	14	29		43	1.960.114		1.960.114
Personal Médico	1	3		4	182.336		182.336
Obrero		10		10	850.000		850.000
TOTAL	352	729	491	1.572	50.299.786	4.443.260	54.743.046

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**77**	**62**	**139**	**13.043.489**
Obreros		47	47	4.304.351
Empleados	77	15	92	8.739.138
Jubilados	**70**	**464**	**534**	**66.028.302**
Obreros	6	322	328	45.948.974
Empleados	64	142	206	20.079.328
TOTAL	147	526	673	79.071.791

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de Personal	464.062.841
4.02	Materiales, Suministros y Mercancías	32.759.528
4.03	Servicios no Personales	382.949.749
4.04	Activos Reales	123.629.686
4.05	Activos Financieros	8.636.797
4.07	Transferencias y Donaciones	82.098.191
4.08	Otros Gastos	7.819.831
4.11	Disminución de Pasivos	6.168.000
	TOTAL	**1.108.124.623**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**923.213.805**
INGRESOS CORRIENTES ORDINARIOS	923.213.805
INGRESOS NO TRIBUTARIOS	810.461.352
Tasas	810.461.352
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	100.807.557
Venta de otros bienes y servicios	100.807.557
INGRESOS DE LA PROPIEDAD	7.544.593
Intereses	7.544.593
Intereses internos	7.544.593
Intereses por depósitos	7.544.593
OTROS INGRESOS	4.400.303
Otros ingresos ajenos a la operación	4.400.303
1.2 GASTOS CORRIENTES	**969.690.140**
GASTOS DE CONSUMO	887.351.949
Remuneraciones	464.062.841
Sueldos, salarios y otras retribuciones	50.299.786
Beneficios y complementos de sueldos y salarios	75.728.339
Aportes patronales	18.129.398
Prestaciones sociales y otras indemnizaciones	39.194.580
Asistencia socioeconómica	148.614.804
Otros gastos de personal	132.095.934
Compra de bienes y servicios	415.709.277
Bienes de consumo	32.759.528
Servicios no personales	382.949.749
Depreciación y amortización	7.579.831

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
TRANSFERENCIAS Y DONACIONES CORRIENTES	82.098.191
Al sector privado	79.218.191
Transferencias corrientes al sector privado	79.110.191
Directas a personas	79.110.191
Pensiones y otros beneficios asociados	13.043.489
Jubilaciones y otros beneficios asociados	65.724.184
Otras transferencias directas a personas	342.518
Donaciones corrientes al sector privado	108.000
Donaciones a personas	108.000
Al sector público	2.880.000
Transferencias corrientes al sector público	2.880.000
A los entes descentralizados sin fines empresariales para sus gastos	2.880.000
OTROS GASTOS CORRIENTES	240.000
Obligaciones del ejercicio vigente	240.000
Indemnizaciones diversas	240.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**46.476.335**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(38.896.504)**
RECURSOS PROPIOS DE CAPITAL	(38.896.504)
Desahorro en cuenta corriente	(46.476.335)
Incremento de la depreciación y amortización acumuladas	7.579.831
2.2 GASTOS DE CAPITAL	**123.629.686**
INVERSIÓN REAL DIRECTA	123.629.686
Formación bruta de capital fijo	122.839.686
Edificios e instalaciones	16.558.000
Maquinaria, equipos y otros bienes muebles	11.164.956
Bienes preexistentes	95.116.730
Bienes intangibles	790.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**162.526.190**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**177.330.987**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	177.330.987
Disminución de otros activos financieros	177.330.987
Disminución de disponibilidades	177.330.987
Disminución de bancos	177.330.987
3.2 APLICACIONES FINANCIERAS	**177.330.987**
INVERSIÓN FINANCIERA	8.636.797
Incremento de otros activos financieros	8.636.797
Incremento de efectos por cobrar a corto plazo	8.636.797
Incremento de efectos comerciales por cobrar a corto plazo	8.636.797
DISMINUCIÓN DE PASIVOS	6.168.000
Disminución de cuentas y efectos por pagar	3.168.000
Disminución de cuentas y efectos por pagar a corto plazo	3.168.000
Disminución cuentas por pagar a proveedores a corto plazo	3.168.000
Disminución de otros pasivos	3.000.000
Disminución de provisiones y reservas técnicas	3.000.000
Disminución de provisiones	3.000.000
Disminución de provisiones para beneficios sociales	3.000.000
DÉFICIT FINANCIERO	162.526.190

A0900

Ente Nacional del Gas (ENAGAS)

ENTE NACIONAL DEL GAS (ENAGAS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Ente Nacional del Gas (Enagas) se crea mediante Decreto N° 310 con Rango y Fuerza de Ley Orgánica de Hidrocarburos Gaseosos, publicada en la Gaceta Oficial Nº 36.793 del 23 de septiembre de 1999, como el instrumento del estado que promueve el desarrollo y la competencia en el sector gas, conectando al sector productor de gas con los sectores consumidores, velando por los derechos de los usuarios bajo normas y reglas definidas, que incentiven el desarrollo y los negocios del gas en un ambiente de confianza, seguridad y competencia.

Su principal objetivo, es el de promover el desarrollo del sector gasífero y la competencia en todas las fases de la industria de los hidrocarburos gaseosos relacionadas con las actividades de transporte, distribución y coadyuvar en la coordinación y salvaguarda de dichas actividades.

El Ente Nacional del Gas, asume y cumple con las líneas generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013, contribuyendo de manera decidida en todas las dimensiones estratégicas definidas para orientar el desarrollo del país, en el marco de la concepción del Plan Nacional Simón Bolívar, visto que el gas continuará con la diversificación del mercado energético de nuestra nación, en donde ya ocupa el primer renglón como fuente de energía primaria y contribuirá de manera importante en la estrategia de descentralización desconcentrada.

Para Enagas es de sumo interés el desarrollo de las reservas de gas, asegurando la cobertura de los costos sociales orientadas a velar por el interés público, incluido en éste el desarrollo industrial del país, fundamentado en el eficiente uso de la energía, asegurando el suministro energético de la nación al menor costo posible, garantizando el suministro a los consumidores bajo condiciones económicas razonables para los agentes y no discriminatorias para los consumidores, bajo estándares de confiabilidad, seguridad y calidad.

POLÍTICA DE FINANCIAMIENTO

El presupuesto alcanza un monto de Bs. 15.352.000, correspondiendo Bs. 15.200.000 a la transferencia que el Ministerio del Poder Popular de Petróleo y Minería le otorga; y Bs. 152.000 a la depreciación y amortización de los bienes de capital. Los recursos presupuestados serán aplicados a la ejecución de dos proyectos orientados a la inspección, control y seguimiento de las actividades de la cadena de valor del gas natural y análisis económico del desarrollo de las actividades de producción, transporte y distribución de gas, dichos proyectos alcanzan un monto de Bs. 10.901.300, lo que equivale al 71% del presupuesto total y Bs. 4.450.700 se aplicarán a la ejecución de las acciones centralizadas contempladas en la técnica de presupuesto por proyectos y acciones centralizadas, siendo esta cifra equivalente al 29% del presupuesto total.

POLÍTICA DE GASTOS

Enagas en el interés de cumplir la misión que le fue encomendada en su decreto de creación, y considerando la política restrictiva del gasto público, prioriza sus gastos en la inspección, supervisión y asesoría al Ejecutivo Nacional en materia de hidrocarburos gaseosos, así como al análisis económico del desarrollo de las actividades de producción, transporte y distribución del gas natural, por lo que destina el 89% de los recursos al gasto de personal tanto operativo como administrativo, para materiales, servicios y otros gastos el 7% de los créditos autorizados y el restante 4% a previsión y protección del personal pensionado y jubilado, de acuerdo con lo previsto para el cumplimiento de los objetivos propuestos en el Plan Operativo Anual Institucional.

Para el año 2013, el Ente Nacional del Gas contará con una plantilla de personal de 91 trabajadores, con un costo de Bs. 13.617.200, necesarios para la ejecución de los proyectos y normal desenvolvimiento de las actividades.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**15.200.000**
INGRESOS CORRIENTES ORDINARIOS	15.200.000
TRANSFERENCIAS CORRIENTES	15.200.000
Transferencias corrientes del sector público	15.200.000
Transferencias corrientes internas recibidas del sector público	15.200.000
De la República	15.200.000
Ministerio del Poder Popular de Petróleo y Minería	15.200.000
Recursos Ordinarios	15.200.000
INGRESOS DE CAPITAL	**152.000**
RECURSOS PROPIOS DE CAPITAL	152.000
Incremento de la depreciación y amortización acumuladas	152.000
TOTAL RECURSOS	**15.352.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**15.352.000**
GASTOS DE CONSUMO	14.674.100
Remuneraciones	13.617.200
Sueldos, salarios y otras retribuciones	4.202.858
Beneficios y complementos de sueldos y salarios	6.999.470
Aportes patronales	99.558
Prestaciones sociales y otras indemnizaciones	1.844.589
Asistencia socioeconómica	470.725
Compra de bienes y servicios	886.401
Bienes de consumo	132.000
Servicios no personales	754.401
Impuestos indirectos	18.499
Depreciación y amortización	152.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	677.900
Al sector privado	677.900
Transferencias corrientes al sector privado	677.900
Directas a personas	280.000
Pensiones y otros beneficios asociados	397.900
Jubilaciones y otros beneficios asociados	
TOTAL GASTOS	**15.352.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118341	Inspección, control y seguimiento de las actividades de la cadena de valor del gas natural	Informe de Ejecución			8	152.000	9.550.000			9.702.000
118352	Análisis Económico del Desarrollo de las Actividades de Producción, Transporte y Distribución de Gas Natural	Informe de Ejecución			12		1.199.300			1.199.300
	TOTAL					152.000	10.749.300			10.901.300

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		3.636.100			3.636.100
02	Gestión administrativa		132.000			132.000
03	Previsión y protección social		682.600			682.600
	TOTAL		4.450.700			4.450.700

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**40**	**47**	**2**	**89**	**4.001.793**		**4.001.793**
Alto Nivel y de Dirección	2	10	2	14	965.940		965.940
Profesional y Técnico	31	28		59	2.552.459		2.552.459
Personal Administrativo	7			7	206.197		206.197
Obrero		9		9	277.197		277.197
Personal Contratado		**2**		**2**	**165.785**		**165.785**
Profesional y Técnico		2		2	165.785		165.785
TOTAL	40	49	2	91	4.167.578		4.167.578

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**2**	**1**	**3**	**231.400**
Alto Nivel y de Dirección	1	1	2	191.100
Obreros	1		1	40.300
Jubilados	**2**	**4**	**6**	**325.000**
Alto Nivel y de Dirección	1	2	3	78.000
Empleados	1	2	3	247.000
TOTAL	4	5	9	556.400

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	13.617.200
4.02	Materiales, suministros y mercancías	132.000
4.03	Servicios no personales	772.900
4.07	Transferencias y donaciones	677.900
4.08	Otros gastos	152.000
	TOTAL	**15.352.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**15.200.000**
INGRESOS CORRIENTES ORDINARIOS	15.200.000
TRANSFERENCIAS CORRIENTES	15.200.000
Transferencias corrientes del sector público	15.200.000
Transferencias corrientes internas recibidas del sector público	15.200.000
De la República	15.200.000
Ministerio del Poder Popular de Petróleo y Minería	15.200.000
Recursos Ordinarios	15.200.000
1.2 GASTOS CORRIENTES	**15.352.000**
GASTOS DE CONSUMO	14.674.100
Remuneraciones	13.617.200
Sueldos, salarios y otras retribuciones	4.202.858
Beneficios y complementos de sueldos y salarios	6.999.470
Aportes patronales	99.558
Prestaciones sociales y otras indemnizaciones	1.844.589
Asistencia socioeconómica	470.725
Compra de bienes y servicios	886.401
Bienes de consumo	132.000
Servicios no personales	754.401
Impuestos indirectos	18.499
Depreciación y amortización	152.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	677.900
Al sector privado	677.900
Transferencias corrientes al sector privado	677.900
Directas a personas	677.900
Pensiones y otros beneficios asociados	280.000
Jubilaciones y otros beneficios asociados	397.900
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : DESAHORRO	**152.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**0**
Desahorro en cuenta corriente	(152.000)
Incremento de la depreciación y amortización acumuladas	152.000
2.2 GASTOS DE CAPITAL	**0**
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0956

Servicio Autónomo de Metrología de Hidrocarburos

SERVICIO AUTÓNOMO DE METROLOGÍA DE HIDROCARBUROS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Servicio Autónomo de Metrología de Hidrocarburos (SAMH), tiene como objetivo principal la medición de volúmenes y calidad de los hidrocarburos extraídos en las actividades primarias de transporte y almacenaje, actividades de fiscalización en puertos o terminales de embarque, los trámites y operaciones relativos a la comercialización de los hidrocarburos naturales y sus derivados, asimismo actividades conexas a estas tareas.

El financiamiento del presupuesto del SAMH, proviene de la facturación por el cobro de los servicios de fiscalización de las operaciones de cabotaje interno Bs. 47.284.733 y Bs. 1.158.045 incremento de la depreciación y amortización acumulada.

El presupuesto del año 2013 ha sido diseñado basado en las directrices de políticas fiscales, tributarias y económicas, emanadas por el Gobierno Nacional a través del Ministerio del Poder Popular de Petróleo y Minería (Órgano de adscripción); en segundo lugar, por las necesidades y metas planteadas por el ente, que permitan apoyar todas las actividades asignadas al SAMH que sirvan de puntal para el mejor desarrollo de las tareas que se ejecutan, llevando a su mínima expresión las necesidades para reducir costos, implementando el uso de transportes para el personal cedidos por PDVSA y la adquisición de tráileres que fungen como oficinas en los distintos terminales de embarque, eliminando el gasto en alquiler en el que se incurría en muchos de los casos; ambas medidas reducen significativamente las necesidades de financiamiento en servicios no personales.

El presupuesto de gastos del SAMH se concentra en los servicios no personales (58,17%), porque agrupan todo lo concerniente a los gastos de funcionamiento, movilización del personal a terminales de embarque o puertos, etc., a la colocación y mejoramiento de instalaciones para establecer la presencia del SAMH como ente fiscalizador, la dotación de elementos de seguridad a los trabajadores, adiestramiento a todo personal de nuevo ingreso y la actualización en materia de seguridad al personal existente.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**47.284.733**
INGRESOS CORRIENTES ORDINARIOS	47.284.733
OTROS INGRESOS	47.284.733
Otros ingresos ordinarios	47.284.733
INGRESOS DE CAPITAL	**1.158.045**
RECURSOS PROPIOS DE CAPITAL	1.158.045
Incremento de la depreciación y amortización acumuladas	1.158.045
TOTAL RECURSOS	**48.442.778**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**33.629.093**
GASTOS DE CONSUMO	33.404.093
Compra de bienes y servicios	27.846.642
Bienes de consumo	4.068.365
Servicios no personales	23.778.277
Impuestos indirectos	4.399.406
Depreciación y amortización	1.158.045
TRANSFERENCIAS Y DONACIONES CORRIENTES	225.000
Al sector privado	225.000
Donaciones corrientes al sector privado	225.000
Donaciones a personas	90.000
Donaciones corrientes a Consejos Comunales	135.000
GASTOS DE CAPITAL	**14.782.685**
INVERSIÓN REAL DIRECTA	14.782.685
Formación bruta de capital fijo	14.610.680
Maquinaria, equipos y otros bienes muebles	12.110.672
Construcciones de bienes de dominio privado	2.500.008
Bienes intangibles	172.005
APLICACIONES FINANCIERAS	**31.000**
DISMINUCIÓN DE PASIVOS	31.000
Disminución de cuentas y efectos por pagar	31.000
Disminución de cuentas y efectos por pagar a mediano y largo plazo	31.000
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	31.000
TOTAL GASTOS	**48.442.778**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118505	Plan integral de Certificación de Volúmenes y Calidades de Hidrocarburos, Sistemas de Medición Fiscal y Transferencia de Custodia, y Autorización de Empresas Inspectoras.	Certificación / Informe			7.767	16.446.195				16.446.195
118559	Consolidar la capacidad fiscalizadora del Estado a través de la certificación de volúmenes y calidades de Hidrocarburos en toda la cadena de producción y comercialización (Etapa I)	Planta			5	11.657.167				11.657.167
118956	Plan de desarrollo de soluciones computacionales especializadas	Sistema			2	2.807.320				2.807.320
119020	Instrumentación y automatización de los sistemas de medición fiscal y transferencia de custodia (SMFTC)	Equipo			33	8.964.680				8.964.680
119117	Articulación con comunidades organizadas de los Estados Táchira, Falcón y Vargas	Actividad			9	1.301.000				1.301.000
TOTAL						**41.176.362**				**41.176.362**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
02	Gestión administrativa	7.266.416				7.266.416
TOTAL		**7.266.416**				**7.266.416**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.02	Materiales, suministros y mercancías	4.068.365
4.03	Servicios no personales	28.177.683
4.04	Activos reales	14.782.685
4.07	Transferencias y donaciones	225.000
4.08	Otros gastos	1.158.045
4.11	Disminución de pasivos	31.000
	TOTAL	**48.442.778**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**47.284.733**
INGRESOS CORRIENTES ORDINARIOS	47.284.733
OTROS INGRESOS	47.284.733
Otros ingresos ordinarios	47.284.733
1.2 GASTOS CORRIENTES	**33.629.093**
GASTOS DE CONSUMO	33.404.093
Compra de bienes y servicios	27.846.642
Bienes de consumo	4.068.365
Servicios no personales	23.778.277
Impuestos indirectos	4.399.406
Depreciación y amortización	1.158.045
TRANSFERENCIAS Y DONACIONES CORRIENTES	225.000
Al sector privado	225.000
Donaciones corrientes al sector privado	225.000
Donaciones a personas	90.000
Donaciones corrientes a Consejos Comunales	135.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**13.655.640**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**14.813.685**
RECURSOS PROPIOS DE CAPITAL	14.813.685
Ahorro/ Desahorro en cuenta corriente	13.655.640
Incremento de la depreciación y amortización acumuladas	1.158.045
2.2 GASTOS DE CAPITAL	**14.782.685**
INVERSIÓN REAL DIRECTA	14.782.685
Formación bruta de capital fijo	14.610.680
Maquinaria, equipos y otros bienes muebles	12.110.672
Construcciones de bienes de dominio privado	2.500.008
Bienes intangibles	172.005

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**31.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**31.000**
SUPERÁVIT FINANCIERO	31.000
3.2 APLICACIONES FINANCIERAS	**31.000**
DISMINUCIÓN DE PASIVOS	31.000
Disminución de cuentas y efectos por pagar	31.000
Disminución de cuentas y efectos por pagar a mediano y largo plazo	31.000
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	31.000

46
Ministerio del Poder Popular para la Cultura

Ministerio del Poder Popular para la Cultura

A0002	Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas
A0150	Instituto del Patrimonio Cultural
A0158	Compañía Nacional de Teatro
A0161	Fundación Compañía Nacional de Música
A0301	Fundación Biblioteca Ayacucho
A0342	Fundación Casa Nacional de las Letras Andrés Bello
A0371	Fundación Vicente Emilio Sojo
A0372	Fundación Teatro Teresa Carreño
A0373	Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos
A0374	Fundación Librerías del Sur
A0375	Fundación Casa del Artista
A0378	Centro de la Diversidad Cultural
A0390	Fundación Cinemateca Nacional
A0417	Fundación Centro Nacional de la Fotografía (CENAF)
A0424	Fundación Museos Nacionales
A0449	Fundación Distribuidora Venezolana de la Cultura
A0450	Fundación Compañía Nacional de Danza
A0451	Fundación Villa del Cine
A0452	Fundación Misión Cultura
A0453	Fundación Editorial El Perro y La Rana
A0454	Fundación Distribuidora Nacional de Cine, Amazonía Films
A0459	Fundación Red de Arte
A0462	Fundación Imprenta de la Cultura
A0469	Fundación Centro Nacional del Disco (CENDIS)
A0486	Fundación Centro Nacional de la Historia
A0821	Centro Nacional Autónomo de Cinematografía (CNAC)
A0829	Centro Nacional del Libro (CNL)
A0948	Instituto de las Artes Escénicas y Musicales
A0949	Instituto de las Artes de la Imagen y el Espacio

A0002

Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas

INSTITUTO AUTÓNOMO BIBLIOTECA NACIONAL Y DE SERVICIOS DE BIBLIOTECAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Biblioteca Nacional fue creada el 13 de julio de 1933, en la actualidad tiene la personalidad jurídica de Instituto Autónomo, establecido mediante ley promulgada el 27 de julio de 1977 y funciona bajo la adscripción del Ministerio del Poder Popular para la Cultura.

El Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas, tiene la misión de promover, planificar, asesorar, coordinar y mantener el desarrollo de los servicios de bibliotecas públicas, así como organizar, preservar y difundir el acervo bibliográfico, no bibliográfico y audiovisual que registra la memoria nacional y la información universal relevante, con el fin de proporcionar a los diferentes sectores de la población, el libre acceso a los conocimientos e información para atender sus necesidades de formación y de actualización, contribuyendo con el desarrollo político, social y cultural del país.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**168.118.816**
INGRESOS CORRIENTES ORDINARIOS	168.118.816
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	673.581
Venta de bienes	673.581
Ingresos por la venta de publicaciones oficiales y formularios	673.581
TRANSFERENCIAS CORRIENTES	166.882.660
Transferencias corrientes del sector público	166.882.660
Transferencias corrientes internas recibidas del sector público	166.882.660
De la República	166.882.660
OTROS INGRESOS	562.575
Otros ingresos ajenos a la operación	562.575
INGRESOS DE CAPITAL	**675.000**
RECURSOS PROPIOS DE CAPITAL	675.000
Incremento de la depreciación y amortización acumuladas	675.000
FUENTES DE FINANCIAMIENTO	**1.990.376**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.990.376
Disminución de otros activos financieros	1.990.376
Disminución de disponibilidades	1.990.376
Disminución de caja	99.519
Disminución de bancos	1.890.857
TOTAL RECURSOS	**170.784.192**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**166.940.227**
GASTOS DE CONSUMO	149.580.958
Remuneraciones	141.376.356
Sueldos, salarios y otras retribuciones	35.775.960
Beneficios y complementos de sueldos y salarios	65.876.299
Aportes patronales	1.189.458
Prestaciones sociales y otras indemnizaciones	13.507.521
Asistencia socioeconómica	25.027.118
Compra de bienes y servicios	7.529.602
Bienes de consumo	1.864.979
Servicios no personales	5.664.623
Depreciación y amortización	675.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	17.359.269
Al sector privado	17.348.520
Transferencias corrientes al sector privado	17.348.520
Directas a personas	17.348.520
Pensiones y otros beneficios asociados	4.067.114
Jubilaciones y otros beneficios asociados	13.281.406
Al sector externo	10.749
Transferencias corrientes al exterior	10.749
A instituciones sin fines de lucro	10.749
GASTOS DE CAPITAL	**2.193.965**
INVERSIÓN REAL DIRECTA	2.193.965
Formación bruta de capital fijo	2.193.965
Maquinaria, equipos y otros bienes muebles	2.193.965
APLICACIONES FINANCIERAS	**1.650.000**
DISMINUCIÓN DE PASIVOS	1.650.000
Disminución de cuentas y efectos por pagar	1.650.000
Disminución de cuentas y efectos por pagar a corto plazo	1.650.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	300.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar	100.000
Disminución de otros aportes patronales por pagar	100.000
Disminución cuentas por pagar a proveedores a corto plazo	300.000
Disminución cuentas por pagar a contratistas a corto plazo	950.000
TOTAL GASTOS	**170.784.192**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116680	Fortalecimiento y reimpulso del Sistema Nacional de Bibliotecas y la Biblioteca Nacional	Usuario Atendido	557.852	239.080	796.932		116.817.862		65.401	116.883.263
TOTAL							116.817.862		65.401	116.883.263

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		30.099.574			30.099.574
02	Gestión administrativa	3.338.957	2.316.704		497.174	6.152.835
03	Previsión y protección social		17.348.520			17.348.520
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		300.000			300.000
TOTAL		3.338.957	50.064.798		497.174	53.900.929

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**624**	**458**	**116**	**1.198**	**34.274.700**	**21.274.531**	**55.549.231**
Alto Nivel y de Dirección			1	1	24.570		24.570
Directivo	16	17	42	75	2.156.221		2.156.221
Profesional y Técnico	314	172	45	531	15.277.060	10.632.805	25.909.865
Personal Administrativo	195	101	26	322	9.264.467	6.447.423	15.711.890
Personal Médico	9	1		10	288.756	200.456	489.212
Obrero	90	167	2	259	7.263.626	3.993.847	11.257.473
Personal Contratado	**22**	**21**		**43**	**1.501.260**		**1.501.260**
Profesional y Técnico	22	21		43	1.501.260		1.501.260
TOTAL	**646**	**479**	**116**	**1.241**	**35.775.960**	**21.274.531**	**57.050.491**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**70**	**13**	**83**	**4.067.114**
Empleados	70	13	83	4.067.114
Jubilados	**203**	**69**	**272**	**13.281.406**
Obreros	40	35	75	3.661.676
Empleados	163	34	197	9.619.730
TOTAL	**273**	**82**	**355**	**17.348.520**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	141.376.356
4.02	Materiales, suministros y mercancías	1.864.979
4.03	Servicios no personales	5.664.623
4.04	Activos reales	2.193.965
4.07	Transferencias y donaciones	17.359.269
4.08	Otros gastos	675.000
4.11	Disminución de pasivos	1.650.000
	TOTAL	**170.784.192**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**168.118.816**
INGRESOS CORRIENTES ORDINARIOS	168.118.816
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	673.581
Venta de bienes	673.581
Ingresos por la venta de publicaciones oficiales y formularios	673.581
TRANSFERENCIAS CORRIENTES	166.882.660
Transferencias corrientes del sector público	166.882.660
Transferencias corrientes internas recibidas del sector público	166.882.660
De la República	166.882.660
Recursos Ordinarios	166.882.660
OTROS INGRESOS	562.575
Otros ingresos ajenos a la operación	562.575
1.2 GASTOS CORRIENTES	**166.940.227**
GASTOS DE CONSUMO	149.580.958
Remuneraciones	141.376.356
Sueldos, salarios y otras retribuciones	35.775.960
Beneficios y complementos de sueldos y salarios	65.876.299
Aportes patronales	1.189.458
Prestaciones sociales y otras indemnizaciones	13.507.521
Asistencia socioeconómica	25.027.118
Compra de bienes y servicios	7.529.602
Bienes de consumo	1.864.979
Servicios no personales	5.664.623
Depreciación y amortización	675.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	17.359.269
Al sector privado	17.348.520
Transferencias corrientes al sector privado	17.348.520
Directas a personas	17.348.520
Pensiones y otros beneficios asociados	4.067.114
Jubilaciones y otros beneficios asociados	13.281.406

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Al sector externo	10.749
Transferencias corrientes al exterior	10.749
A instituciones sin fines de lucro	10.749
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.178.589**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.853.589**
RECURSOS PROPIOS DE CAPITAL	1.853.589
Ahorro en cuenta corriente	1.178.589
Incremento de la depreciación y amortización acumuladas	675.000
2.2 GASTOS DE CAPITAL	**2.193.965**
INVERSIÓN REAL DIRECTA	2.193.965
Formación bruta de capital fijo	2.193.965
Maquinaria, equipos y otros bienes muebles	2.193.965
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(340.376)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.990.376**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.990.376
Disminución de otros activos financieros	1.990.376
Disminución de disponibilidades	1.990.376
Disminución de caja	99.519
Disminución de bancos	1.890.857
3.2 APLICACIONES FINANCIERAS	**1.990.376**
DISMINUCIÓN DE PASIVOS	1.650.000
Disminución de cuentas y efectos por pagar	1.650.000
Disminución de cuentas y efectos por pagar a corto plazo	1.650.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	300.000
Disminución de aportes patronales y retenciones laborales por pagar	100.000
Disminución de otros aportes patronales por pagar	100.000
Disminución cuentas por pagar a proveedores a corto plazo	300.000
Disminución cuentas por pagar a contratistas a corto plazo	950.000
DÉFICIT FINANCIERO	340.376

A0150

Instituto del Patrimonio Cultural

INSTITUTO DEL PATRIMONIO CULTURAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto del Patrimonio Cultural tiene como objetivo, identificar, preservar, rehabilitar, defender y consolidar las obras, conjuntos y lugares creados por las costumbres de origen natural, que se encuentren en el territorio de la República y que por su contenido natural constituye elementos de nuestra identidad nacional.

Para el 2013, el Instituto tiene prevista la ejecución de dos (2) proyectos: "Rescate de la Infraestructura Cultural del País (Fase I) con el cual se realizarán cuatro (4) obras de construcción, rehabilitación y acondicionamiento de la infraestructura cultural del país, para la preservación en condiciones óptimas de los bienes de valor cultural y patrimonial, destacándose la rehabilitación de la Torre Norte del Centro Simón Bolívar, Instituto del Patrimonio Cultura, el acondicionamiento del Museo Bolivariano de San Mateo y el Conservatorio Juan José Landaeta (Segunda etapa) y el "Gestión Social de Bienes del Valor Patrimonial" con el cual se acometerán ciento veintiocho (128) acciones de protección efectiva sobre bienes de valor patrimonial, cinco (5) procesos de registro de valor patrimonial y realizar dos (2) socializaciones del patrimonio cultural a través de talleres y capacitación.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**49.104.890**
INGRESOS CORRIENTES ORDINARIOS	49.104.890
TRANSFERENCIAS CORRIENTES	49.104.890
Transferencias corrientes del sector público	49.104.890
Transferencias corrientes internas recibidas del sector público	49.104.890
De la República	49.104.890
INGRESOS DE CAPITAL	**539.782**
RECURSOS PROPIOS DE CAPITAL	539.782
Incremento de la depreciación y amortización acumuladas	539.782
TOTAL RECURSOS	**49.644.672**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**34.144.672**
GASTOS DE CONSUMO	33.443.555
Remuneraciones	21.050.529
Sueldos, salarios y otras retribuciones	4.986.693
Beneficios y complementos de sueldos y salarios	8.248.667
Aportes patronales	970.504
Prestaciones sociales y otras indemnizaciones	1.963.662
Asistencia socioeconómica	4.881.003
Compra de bienes y servicios	11.853.244
Bienes de consumo	1.407.993
Servicios no personales	10.445.251
Depreciación y amortización	539.782
TRANSFERENCIAS Y DONACIONES CORRIENTES	701.117
Al sector privado	701.117
Transferencias corrientes al sector privado	701.117
Directas a personas	701.117
Pensiones y otros beneficios asociados	307.197
Jubilaciones y otros beneficios asociados	393.920
GASTOS DE CAPITAL	**15.500.000**
INVERSIÓN REAL DIRECTA	15.500.000
Formación bruta de capital fijo	15.300.000
Edificios e instalaciones	6.000.000
Maquinaria, equipos y otros bienes muebles	2.250.000
Construcciones de bienes de dominio privado	7.050.000
Bienes intangibles	200.000
TOTAL GASTOS	**49.644.672**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117090	Rescate de la infraestructura cultural del pais (Fase I)	Obra			4		27.314.742			27.314.742
117190	Gestión social de bienes de valor patrimonial	Acción			128		7.058.681			7.058.681
TOTAL							34.373.423			34.373.423

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		12.433.350			12.433.350
02	Gestión administrativa	539.782	1.904.197			2.443.979
03	Previsión y protección social		393.920			393.920
TOTAL		539.782	14.731.467			15.271.249

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**64**	**32**		**96**	**1.645.937**	**375.057**	**2.020.994**
Alto Nivel y de Dirección		1		1	16.380		16.380
Profesional y Técnico	54	19		73	1.272.191	247.122	1.519.313
Personal Administrativo	10	12		22	357.366	127.935	485.301
Personal Contratado	**24**	**26**		**50**	**3.331.171**		**3.331.171**
Profesional y Técnico	15	10		25	2.753.996		2.753.996
Personal Administrativo	9	16		25	577.175		577.175
TOTAL	**88**	**58**		**146**	**4.977.108**	**375.057**	**5.352.165**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**5**	**2**	**7**	**171.992**
Empleados	5	2	7	171.992
TOTAL	**5**	**2**	**7**	**171.992**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	21.050.529
4.02	Materiales, suministros y mercancías	1.407.993
4.03	Servicios no personales	10.445.251
4.04	Activos reales	15.500.000
4.07	Transferencias y donaciones	701.117
4.08	Otros gastos	539.782
	TOTAL	**49.644.672**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**49.104.890**
INGRESOS CORRIENTES ORDINARIOS	49.104.890
TRANSFERENCIAS CORRIENTES	49.104.890
Transferencias corrientes del sector público	49.104.890
Transferencias corrientes internas recibidas del sector público	49.104.890
De la República	49.104.890
Recursos Ordinarios	49.104.890
1.2 GASTOS CORRIENTES	**34.144.672**
GASTOS DE CONSUMO	33.443.555
Remuneraciones	21.050.529
Sueldos, salarios y otras retribuciones	4.986.693
Beneficios y complementos de sueldos y salarios	8.248.667
Aportes patronales	970.504
Prestaciones sociales y otras indemnizaciones	1.963.662
Asistencia socioeconómica	4.881.003
Compra de bienes y servicios	11.853.244
Bienes de consumo	1.407.993
Servicios no personales	10.445.251
Depreciación y amortización	539.782
TRANSFERENCIAS Y DONACIONES CORRIENTES	701.117
Al sector privado	701.117
Transferencias corrientes al sector privado	701.117
Directas a personas	701.117
Pensiones y otros beneficios asociados	307.197
Jubilaciones y otros beneficios asociados	393.920
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**14.960.218**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**15.500.000**
RECURSOS PROPIOS DE CAPITAL	15.500.000
Ahorro en cuenta corriente	14.960.218
Incremento de la depreciación y amortización acumuladas	539.782
2.2 GASTOS DE CAPITAL	**15.500.000**
INVERSIÓN REAL DIRECTA	15.500.000
Formación bruta de capital fijo	15.300.000
Edificios e instalaciones	6.000.000
Maquinaria, equipos y otros bienes muebles	2.250.000
Construcciones de bienes de dominio privado	7.050.000
Bienes intangibles	200.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0158

Compañía Nacional de Teatro

COMPAÑÍA NACIONAL DE TEATRO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La compañía Nacional de Teatro fue creada mediante Decreto N° 133 del 22 de mayo de 1984, publicado en la Gaceta Oficial de la República de Venezuela N° 32.982.

La actividad principal de la Compañía Nacional de Teatro, es apoyar la labor de los profesionales que han contribuido al desarrollo del teatro venezolano, la promoción y capacitación de nuevos valores.

Para el año 2013, el ente prevé alcanzar sus metas a través del Proyecto "Teatro para todos los venezolanos" con el cual realizará 29 eventos teatrales para todos los venezolanos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**22.599.279**
INGRESOS CORRIENTES ORDINARIOS	22.599.279
TRANSFERENCIAS CORRIENTES	22.599.279
Transferencias corrientes del sector público	22.599.279
Transferencias corrientes internas recibidas del sector público	22.599.279
De la República	22.599.279
INGRESOS DE CAPITAL	**250.000**
RECURSOS PROPIOS DE CAPITAL	250.000
Incremento de la depreciación y amortización acumuladas	250.000
TOTAL RECURSOS	**22.849.279**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**22.394.279**
GASTOS DE CONSUMO	14.490.798
Remuneraciones	6.903.897
Sueldos, salarios y otras retribuciones	2.544.284
Beneficios y complementos de sueldos y salarios	2.761.786
Aportes patronales	226.828
Prestaciones sociales y otras indemnizaciones	501.152
Asistencia socioeconómica	869.847
Compra de bienes y servicios	7.336.901
Bienes de consumo	790.000
Servicios no personales	6.546.901
Depreciación y amortización	250.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.903.481
Al sector privado	7.903.481
Transferencias corrientes al sector privado	7.903.481
Directas a personas	53.481
Jubilaciones y otros beneficios asociados	53.481
A instituciones sin fines de lucro	7.850.000
GASTOS DE CAPITAL	**455.000**
INVERSIÓN REAL DIRECTA	455.000
Formación bruta de capital fijo	455.000
Maquinaria, equipos y otros bienes muebles	455.000
TOTAL GASTOS	**22.849.279**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117112	Teatro para todos los venezolanos	Evento			29		19.717.135			19.717.135
TOTAL							19.717.135			19.717.135

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		2.530.663			2.530.663
02	Gestión administrativa	250.000	298.000			548.000
03	Previsión y protección social		53.481			53.481
TOTAL		250.000	2.882.144			3.132.144

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**17**	**16**		**33**	**859.644**	**808.774**	**1.668.418**
Alto Nivel y de Dirección		1		1	24.571	54.358	78.929
Directivo	7	8		15	368.554	646.200	1.014.754
Profesional y Técnico	5	4		9	258.600	68.664	327.264
Personal Administrativo	4	1		5	132.349	39.552	171.901
Obrero	1	2		3	75.570		75.570
Personal Contratado	**26**	**10**		**36**	**1.684.640**		**1.684.640**
Personal Administrativo	26	10		36	1.684.640		1.684.640
TOTAL	43	26		69	2.544.284	808.774	3.353.058

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**1**		**1**	**53.481**
Empleados	1		1	53.481
TOTAL	1		1	53.481

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	6.903.897
4.02	Materiales, suministros y mercancías	790.000
4.03	Servicios no personales	6.546.901
4.04	Activos reales	455.000
4.07	Transferencias y donaciones	7.903.481
4.08	Otros gastos	250.000
	TOTAL	**22.849.279**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**22.599.279**
INGRESOS CORRIENTES ORDINARIOS	22.599.279
TRANSFERENCIAS CORRIENTES	22.599.279
Transferencias corrientes del sector público	22.599.279
Transferencias corrientes internas recibidas del sector público	22.599.279
De la República	22.599.279
Recursos Ordinarios	22.599.279
1.2 GASTOS CORRIENTES	**22.394.279**
GASTOS DE CONSUMO	14.490.798
Remuneraciones	6.903.897
Sueldos, salarios y otras retribuciones	2.544.284
Beneficios y complementos de sueldos y salarios	2.761.786
Aportes patronales	226.828
Prestaciones sociales y otras indemnizaciones	501.152
Asistencia socioeconómica	869.847
Compra de bienes y servicios	7.336.901
Bienes de consumo	790.000
Servicios no personales	6.546.901
Depreciación y amortización	250.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.903.481
Al sector privado	7.903.481
Transferencias corrientes al sector privado	7.903.481
Directas a personas	53.481
Jubilaciones y otros beneficios asociados	53.481
A instituciones sin fines de lucro	7.850.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**205.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**455.000**
RECURSOS PROPIOS DE CAPITAL	455.000
Ahorro en cuenta corriente	205.000
Incremento de la depreciación y amortización acumuladas	250.000
2.2 GASTOS DE CAPITAL	**455.000**
INVERSIÓN REAL DIRECTA	455.000
Formación bruta de capital fijo	455.000
Maquinaria, equipos y otros bienes muebles	455.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0161

Fundación Compañía Nacional de Música

FUNDACIÓN COMPAÑÍA NACIONAL DE MÚSICA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Compañía Nacional de Música, es una Institución del Ministerio del Poder Popular para la Cultura, cuyo objetivo es contribuir con el desarrollo del quehacer musical nacional, estimulando y promoviendo la composición, la dirección, la ejecución y la expresión de todas las manifestaciones de la música popular, tradicional e indígena del país; sensibilizando en la audiencia nacional e internacional el carácter pluriétnico y multicultural de nuestra música.

Para el año 2013, el ente prevé alcanzar la siguiente meta: preparar 192 presentaciones a través del Proyecto "Venezuela y el mundo unidos por la música".

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**28.722.619**
INGRESOS CORRIENTES ORDINARIOS	50.000
INGRESOS DE OPERACIÓN	50.000
Otros ingresos de operación	50.000
INGRESOS CORRIENTES EXTRAORDINARIOS	28.672.619
TRANSFERENCIAS Y DONACIONES CORRIENTES	28.672.619
Donaciones corrientes internas recibidas del sector público	28.672.619
De la República	28.672.619
INGRESOS DE CAPITAL	**78.540**
RECURSOS PROPIOS DE CAPITAL	78.540
Incremento de la depreciación y amortización acumuladas	78.540
TOTAL RECURSOS	**28.801.159**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**28.691.159**
GASTOS DE CONSUMO	19.974.338
Remuneraciones	15.492.693
Sueldos, salarios y otras retribuciones	5.891.078
Beneficios y complementos de sueldos y salarios	5.000.488
Aportes patronales	970.139
Prestaciones sociales y otras indemnizaciones	1.579.553
Asistencia socioeconómica	2.051.435
Compra de bienes y servicios	4.403.105
Bienes de consumo	616.800
Servicios no personales	3.786.305
Depreciación y amortización	78.540
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.716.821
Al sector privado	8.716.821
Transferencias corrientes al sector privado	8.716.821
Directas a personas	8.716.821
Pensiones y otros beneficios asociados	654.752
Jubilaciones y otros beneficios asociados	1.889.869
Otras transferencias directas a personas	6.172.200
GASTOS DE CAPITAL	**110.000**
INVERSIÓN REAL DIRECTA	110.000
Formación bruta de capital fijo	110.000
Maquinaria, equipos y otros bienes muebles	110.000
TOTAL GASTOS	**28.801.159**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116858	Venezuela y el mundo unidos por la música	Presentación			192	50.000	20.070.833			20.120.833
TOTAL						50.000	20.070.833			20.120.833

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		4.178.015			4.178.015
02	Gestión administrativa	78.540	1.879.150			1.957.690
03	Previsión y protección social		2.544.621			2.544.621
TOTAL		78.540	8.601.786			8.680.326

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**38**	**85**	**5**	**128**	**4.339.968**	**42.000**	**4.381.968**
Alto Nivel y de Dirección		1		1	24.576	42.000	66.576
Directivo	4	10	2	16	393.216		393.216
Profesional y Técnico	30	66	3	99	3.627.264		3.627.264
Personal Administrativo	1	2		3	73.728		73.728
Obrero	3	6		9	221.184		221.184
Personal Contratado	**25**	**25**		**50**	**1.551.110**		**1.551.110**
Profesional y Técnico	25	25		50	1.551.110		1.551.110
TOTAL	63	110	5	178	5.891.078	42.000	5.933.078

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**13**	**1**	**14**	**654.752**
Empleados	13	1	14	654.752
Jubilados	**4**	**30**	**34**	**1.889.869**
Empleados	4	30	34	1.889.869
TOTAL	17	31	48	2.544.621

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	15.492.693
4.02	Materiales, suministros y mercancías	616.800
4.03	Servicios no personales	3.786.305
4.04	Activos reales	110.000
4.07	Transferencias y donaciones	8.716.821
4.08	Otros gastos	78.540
	TOTAL	**28.801.159**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**28.722.619**
INGRESOS CORRIENTES ORDINARIOS	50.000
INGRESOS DE OPERACIÓN	50.000
Otros ingresos de operación	50.000
INGRESOS CORRIENTES EXTRAORDINARIOS	28.672.619
TRANSFERENCIAS Y DONACIONES CORRIENTES	28.672.619
Donaciones corrientes internas recibidas del sector público	28.672.619
De la República	28.672.619
Recursos Ordinarios	28.672.619
1.2 GASTOS CORRIENTES	**28.691.159**
GASTOS DE CONSUMO	19.974.338
Remuneraciones	15.492.693
Sueldos, salarios y otras retribuciones	5.891.078
Beneficios y complementos de sueldos y salarios	5.000.488
Aportes patronales	970.139
Prestaciones sociales y otras indemnizaciones	1.579.553
Asistencia socioeconómica	2.051.435
Compra de bienes y servicios	4.403.105
Bienes de consumo	616.800
Servicios no personales	3.786.305
Depreciación y amortización	78.540
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.716.821
Al sector privado	8.716.821
Transferencias corrientes al sector privado	8.716.821
Directas a personas	8.716.821
Pensiones y otros beneficios asociados	654.752
Jubilaciones y otros beneficios asociados	1.889.869
Otras transferencias directas a personas	6.172.200
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**31.460**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**110.000**
RECURSOS PROPIOS DE CAPITAL	110.000
Ahorro en cuenta corriente	31.460
Incremento de la depreciación y amortización acumuladas	78.540
2.2 GASTOS DE CAPITAL	**110.000**
INVERSIÓN REAL DIRECTA	110.000
Formación bruta de capital fijo	110.000
Maquinaria, equipos y otros bienes muebles	110.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0301

Fundación Biblioteca Ayacucho

FUNDACIÓN BIBLIOTECA AYACUCHO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Biblioteca Ayacucho tiene dentro de sus objetivos, la realización de actividades eminentemente culturales, rescatar para su publicación las más importantes obras de la cultura y el pensamiento latinoamericano desde sus orígenes hasta el presente, cuidarlas, prologarlas y auditadas por especialistas, así como editar y difundir obras que sirvan al propósito de estimular y reafirmar la integración, desarrollo, independencia y proceso de los pueblos del continente.

Para el ejercicio fiscal 2013, el ente prevé alcanzar las siguientes metas: realizar 33 eventos como apoyo al Proyecto "Sistema Nacional del Libro y la Lectura en Venezuela y el exterior" y editar 16.377 obras a través del Proyecto "Producción Editorial Impresa y Multimedia".

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**9.147.637**
INGRESOS CORRIENTES ORDINARIOS	9.147.637
INGRESOS DE OPERACIÓN	300.000
Otros ingresos de operaci|ón	300.000
TRANSFERENCIAS CORRIENTES	8.847.637
Transferencias corrientes del sector público	8.847.637
Transferencias corrientes internas recibidas del sector público	8.847.637
De la República	8.847.637
INGRESOS DE CAPITAL	**173.993**
RECURSOS PROPIOS DE CAPITAL	173.993
Incremento de la depreciación y amortización acumuladas	173.993
TOTAL RECURSOS	**9.321.630**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**9.211.630**
GASTOS DE CONSUMO	8.604.342
Remuneraciones	6.892.446
Sueldos, salarios y otras retribuciones	1.400.156
Beneficios y complementos de sueldos y salarios	3.368.277
Aportes patronales	470.796
Prestaciones sociales y otras indemnizaciones	838.973
Asistencia socioeconómica	814.244
Compra de bienes y servicios	1.537.903
Bienes de consumo	180.000
Servicios no personales	1.357.903
Depreciación y amortización	173.993
TRANSFERENCIAS Y DONACIONES CORRIENTES	607.288
Al sector privado	607.288
Transferencias corrientes al sector privado	607.288
Directas a personas	607.288
Pensiones y otros beneficios asociados	83.723
Jubilaciones y otros beneficios asociados	523.565
GASTOS DE CAPITAL	**110.000**
INVERSIÓN REAL DIRECTA	110.000
Formación bruta de capital fijo	40.000
Maquinaria, equipos y otros bienes muebles	40.000
Bienes intangibles	70.000
TOTAL GASTOS	**9.321.630**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117138	Producción editorial impresa y multimedia	Obra			16.377	210.000	3.528.567			3.738.567
117368	Sistema nacional del libro y la lectura en Venezuela y el exterior	Evento			33		2.664.779			2.664.779
TOTAL						210.000	6.193.346			6.403.346

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		1.389.678			1.389.678
02	Gestión administrativa	263.993	657.325			921.318
03	Previsión y protección social		607.288			607.288
TOTAL		263.993	2.654.291			2.918.284

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**28**	**14**		**42**	**1.056.157**		**1.056.157**
Alto Nivel y de Dirección		1		1	24.570		24.570
Profesional y Técnico	13	8		21	529.650		529.650
Personal Administrativo	11	3		14	351.637		351.637
Obrero	4	2		6	150.300		150.300
Personal Contratado	**5**	**7**		**12**	**344.000**		**344.000**
Personal de Investigación	5	7		12	344.000		344.000
TOTAL	**33**	**21**		**54**	**1.400.157**		**1.400.157**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados		**1**	**1**	**83.723**
Empleados		1	1	83.723
Jubilados	**4**	**4**	**8**	**523.565**
Empleados	4	4	8	523.565
TOTAL	**4**	**5**	**9**	**607.288**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	6.892.446
4.02	Materiales, suministros y mercancías	180.000
4.03	Servicios no personales	1.357.903
4.04	Activos reales	110.000
4.07	Transferencias y donaciones	607.288
4.08	Otros gastos	173.993
	TOTAL	**9.321.630**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**9.147.637**
INGRESOS CORRIENTES ORDINARIOS	9.147.637
INGRESOS DE OPERACIÓN	300.000
Otros ingresos de operación	300.000
TRANSFERENCIAS CORRIENTES	8.847.637
Transferencias corrientes del sector público	8.847.637
Transferencias corrientes internas recibidas del sector público	8.847.637
De la República	8.847.637
Recursos Ordinarios	8.847.637
1.2 GASTOS CORRIENTES	**9.211.630**
GASTOS DE CONSUMO	8.604.342
Remuneraciones	6.892.446
Sueldos, salarios y otras retribuciones	1.400.156
Beneficios y complementos de sueldos y salarios	3.368.277
Aportes patronales	470.796
Prestaciones sociales y otras indemnizaciones	838.973
Asistencia socioeconómica	814.244
Compra de bienes y servicios	1.537.903
Bienes de consumo	180.000
Servicios no personales	1.357.903
Depreciación y amortización	173.993
TRANSFERENCIAS Y DONACIONES CORRIENTES	607.288
Al sector privado	607.288
Transferencias corrientes al sector privado	607.288
Directas a personas	607.288
Pensiones y otros beneficios asociados	83.723
Jubilaciones y otros beneficios asociados	523.565
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(63.993)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**110.000**
RECURSOS PROPIOS DE CAPITAL	110.000
Desahorro en cuenta corriente	(63.993)
Incremento de la depreciación y amortización acumuladas	173.993
2.2 GASTOS DE CAPITAL	**110.000**
INVERSIÓN REAL DIRECTA	110.000
Formación bruta de capital fijo	40.000
Maquinaria, equipos y otros bienes muebles	40.000
Bienes intangibles	70.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0342

Fundación Casa Nacional de las Letras Andrés Bello

FUNDACIÓN CASA NACIONAL DE LAS LETRAS ANDRÉS BELLO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Casa Nacional de las Letras Andrés Bello es una Institución encargada de promover actividades de diferentes áreas literarias, abriendo espacios a un enfoque cultural amplio donde intervienen diferentes factores relacionados con promociones y eventos.

Para el año 2013, el ente prevé alcanzar la siguiente meta: preparar 200 talleres a través del proyecto "Promoción, difusión de la lectura, el escritor, la literatura y búsqueda de sensibilidades y talentos".

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**10.538.761**
INGRESOS CORRIENTES ORDINARIOS	10.538.761
INGRESOS DE LA PROPIEDAD	140.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	140.000
Alquileres	140.000
TRANSFERENCIAS CORRIENTES	10.398.761
Transferencias corrientes del sector público	10.398.761
Transferencias corrientes internas recibidas del sector público	10.398.761
De la República	10.398.761
INGRESOS DE CAPITAL	**95.000**
RECURSOS PROPIOS DE CAPITAL	95.000
Incremento de la depreciación y amortización acumuladas	95.000
TOTAL RECURSOS	**10.633.761**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**10.583.761**
GASTOS DE CONSUMO	10.409.026
Remuneraciones	7.433.935
Sueldos, salarios y otras retribuciones	1.999.850
Beneficios y complementos de sueldos y salarios	3.217.040
Aportes patronales	453.712
Prestaciones sociales y otras indemnizaciones	773.685
Asistencia socioeconómica	989.648
Compra de bienes y servicios	2.880.091
Bienes de consumo	679.257
Servicios no personales	2.200.834
Depreciación y amortización	95.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	174.735
Al sector privado	174.735
Transferencias corrientes al sector privado	174.735
Directas a personas	174.735
Jubilaciones y otros beneficios asociados	50.560
Otras transferencias directas a personas	124.175
GASTOS DE CAPITAL	**48.000**
INVERSIÓN REAL DIRECTA	48.000
Formación bruta de capital fijo	48.000
Maquinaria, equipos y otros bienes muebles	48.000
APLICACIONES FINANCIERAS	**2.000**
DISMINUCIÓN DE PASIVOS	2.000
Disminución de cuentas y efectos por pagar	2.000
Disminución de cuentas y efectos por pagar a corto plazo	2.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000
Disminución cuentas por pagar a proveedores a corto plazo	1.000
TOTAL GASTOS	**10.633.761**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116747	Promoción, difusión de la lectura, el escritor, la literatura y búsqueda de sensibilidades y talentos	Taller			200	98.000	7.279.133			7.377.133
TOTAL						98.000	7.279.133			7.377.133

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	42.000	2.523.715			2.565.715
02	Gestión administrativa	95.000	545.353			640.353
03	Previsión y protección social		50.560			50.560
TOTAL		137.000	3.119.628			3.256.628

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**20**	**20**		**40**	**1.024.850**	**761.700**	**1.786.550**
Alto Nivel y de Dirección		1		1	24.570	54.000	78.570
Directivo		1		1	24.570	50.400	74.970
Profesional y Técnico	9	6		15	390.169	388.320	778.489
Personal Administrativo	10	4		14	357.613	226.536	584.149
Obrero	1	8		9	227.928	42.444	270.372
Personal Contratado	**20**	**10**		**30**	**975.000**		**975.000**
Profesional y Técnico	20	10		30	975.000		975.000
TOTAL	**40**	**30**		**70**	**1.999.850**	**761.700**	**2.761.550**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados		1	1	**50.560**
Empleados		1	1	50.560
TOTAL		1	1	**50.560**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	7.433.935
4.02	Materiales, suministros y mercancías	679.257
4.03	Servicios no personales	2.200.834
4.04	Activos reales	48.000
4.07	Transferencias y donaciones	174.735
4.08	Otros gastos	95.000
4.11	Disminución de pasivos	2.000
	TOTAL	**10.633.761**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**10.538.761**
INGRESOS CORRIENTES ORDINARIOS	10.538.761
INGRESOS DE LA PROPIEDAD	140.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	140.000
Alquileres	140.000
TRANSFERENCIAS CORRIENTES	10.398.761
Transferencias corrientes del sector público	10.398.761
Transferencias corrientes internas recibidas del sector público	10.398.761
De la República	10.398.761
Recursos Ordinarios	10.398.761
1.2 GASTOS CORRIENTES	**10.583.761**
GASTOS DE CONSUMO	10.409.026
Remuneraciones	7.433.935
Sueldos, salarios y otras retribuciones	1.999.850
Beneficios y complementos de sueldos y salarios	3.217.040
Aportes patronales	453.712
Prestaciones sociales y otras indemnizaciones	773.685
Asistencia socioeconómica	989.648
Compra de bienes y servicios	2.880.091
Bienes de consumo	679.257
Servicios no personales	2.200.834
Depreciación y amortización	95.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	174.735
Al sector privado	174.735
Transferencias corrientes al sector privado	174.735
Directas a personas	174.735
Jubilaciones y otros beneficios asociados	50.560
Otras transferencias directas a personas	124.175
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(45.000)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**50.000**
RECURSOS PROPIOS DE CAPITAL	50.000
Desahorro en cuenta corriente	(45.000)
Incremento de la depreciación y amortización acumuladas	95.000
2.2 GASTOS DE CAPITAL	**48.000**
INVERSIÓN REAL DIRECTA	48.000
Formación bruta de capital fijo	48.000
Maquinaria, equipos y otros bienes muebles	48.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**2.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.000**
SUPERÁVIT FINANCIERO	2.000
3.2 APLICACIONES FINANCIERAS	**2.000**
DISMINUCIÓN DE PASIVOS	2.000
Disminución de cuentas y efectos por pagar	2.000
Disminución de cuentas y efectos por pagar a corto plazo	2.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000
Disminución cuentas por pagar a proveedores a corto plazo	1.000

A0371

Fundación Vicente Emilio Sojo

FUNDACIÓN VICENTE EMILIO SOJO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Vicente Emilio Sojo, tiene como actividad principal la búsqueda de la integración latinoamericana a través de la música, así como el estudio y la difusión de la música venezolana y latinoamericana, con especial énfasis en la vida y obra del maestro Vicente Emilio Sojo. Así como también, profundizar la difusión de la historia de la música venezolana, colocando a la disposición de todos los sectores de la población, específicamente en los sectores populares las obras de los autores venezolanos y latinoamericanos. Es por ello, la necesidad de rescatar los manuscritos de los compositores, propiciar la investigación y publicación de las obras y mantener un centro de documentación actualizado, que genere la información requerida por el público en general.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**3.232.539**
INGRESOS CORRIENTES ORDINARIOS	3.232.539
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	10.000
Venta de otros bienes y servicios	10.000
TRANSFERENCIAS CORRIENTES	3.222.539
Transferencias corrientes del sector público	3.222.539
Transferencias corrientes internas recibidas del sector público	3.222.539
De la República	3.222.539
INGRESOS DE CAPITAL	**20.000**
RECURSOS PROPIOS DE CAPITAL	20.000
Incremento de la depreciación y amortización acumuladas	20.000
TOTAL RECURSOS	**3.252.539**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**3.247.539**
GASTOS DE CONSUMO	3.008.097
Remuneraciones	2.188.311
Sueldos, salarios y otras retribuciones	524.584
Beneficios y complementos de sueldos y salarios	1.006.172
Aportes patronales	131.827
Prestaciones sociales y otras indemnizaciones	242.638
Asistencia socioeconómica	283.090
Compra de bienes y servicios	799.786
Bienes de consumo	79.951
Servicios no personales	719.835
Depreciación y amortización	20.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	239.442
Al sector privado	239.442
Transferencias corrientes al sector privado	239.442
Directas a personas	239.442
Pensiones y otros beneficios asociados	29.650
Jubilaciones y otros beneficios asociados	35.900
Otras transferencias directas a personas	173.892
GASTOS DE CAPITAL	**5.000**
INVERSIÓN REAL DIRECTA	5.000
Formación bruta de capital fijo	5.000
Maquinaria, equipos y otros bienes muebles	5.000
TOTAL GASTOS	**3.252.539**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118108	Fomento de la obra e investigación musical de compositores e investigadores venezolanos y latinoamericanos	Evento			20		2.255.777			2.255.777
TOTAL							2.255.777			2.255.777

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		695.270			695.270
02	Gestión administrativa	30.000	138.772			168.772
03	Previsión y protección social		132.720			132.720
TOTAL		30.000	966.762			996.762

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**5**	**5**	**5**	**15**	**370.584**	**42.000**	**412.584**
Alto Nivel y de Dirección	1			1	24.564	42.000	66.564
Directivo	1	1	2	4	98.256		98.256
Profesional y Técnico		1	3	4	100.380		100.380
Personal Administrativo	2			2	49.128		49.128
Obrero	1	3		4	98.256		98.256
Personal Contratado	**2**	**2**		**4**	**154.000**		**154.000**
Profesional y Técnico	2	2		4	154.000		154.000
TOTAL	**7**	**7**	**5**	**19**	**524.584**	**42.000**	**566.584**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados		**1**	**1**	**36.955**
Obreros		1	1	36.955
Jubilados	**1**		**1**	**43.205**
Empleados	1		1	43.205
TOTAL	**1**	**1**	**2**	**80.160**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	2.188.311
4.02	Materiales, suministros y mercancías	79.951
4.03	Servicios no personales	719.835
4.04	Activos reales	5.000
4.07	Transferencias y donaciones	239.442
4.08	Otros gastos	20.000
	TOTAL	**3.252.539**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.232.539**
INGRESOS CORRIENTES ORDINARIOS	3.232.539
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	10.000
Venta de otros bienes y servicios	10.000
TRANSFERENCIAS CORRIENTES	3.222.539
Transferencias corrientes del sector público	3.222.539
Transferencias corrientes internas recibidas del sector público	3.222.539
De la República	3.222.539
Recursos Ordinarios	3.222.539
1.2 GASTOS CORRIENTES	**3.247.539**
GASTOS DE CONSUMO	3.008.097
Remuneraciones	2.188.311
Sueldos, salarios y otras retribuciones	524.584
Beneficios y complementos de sueldos y salarios	1.006.172
Aportes patronales	131.827
Prestaciones sociales y otras indemnizaciones	242.638
Asistencia socioeconómica	283.090
Compra de bienes y servicios	799.786
Bienes de consumo	79.951
Servicios no personales	719.835
Depreciación y amortización	20.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	239.442
Al sector privado	239.442
Transferencias corrientes al sector privado	239.442
Directas a personas	239.442
Pensiones y otros beneficios asociados	29.650
Jubilaciones y otros beneficios asociados	35.900
Otras transferencias directas a personas	173.892
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(15.000)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.000**
RECURSOS PROPIOS DE CAPITAL	5.000
Desahorro en cuenta corriente	(15.000)
Incremento de la depreciación y amortización acumuladas	20.000
2.2 GASTOS DE CAPITAL	**5.000**
INVERSIÓN REAL DIRECTA	5.000
Formación bruta de capital fijo	5.000
Maquinaria, equipos y otros bienes muebles	5.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0372

Fundación Teatro Teresa Carreño

FUNDACIÓN TEATRO TERESA CARREÑO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Teatro Teresa Carreño, tiene como actividad principal la promoción y difusión de los valores de las artes escénicas y musicales mediante la programación, diseño, producción, realización, ensayos y montajes de espectáculos de alta calidad técnica y artística dirigidos a públicos diversos, con el propósito de lograr un equilibrio racional acorde a los nuevos tiempos, sustentado en la participación, cooperación y articulación entre las diversas instituciones del Estado y las comunidades organizadas.

En la Carta Magna se establece el firme propósito de promover los valores culturales como un bien irrenunciable del pueblo venezolano, constituido en el derecho fundamental que procure las condiciones de bienestar integral de la sociedad venezolana e impulse el enriquecimiento del patrimonio cultural. Es así como, las líneas estratégicas emprendidas por el Estado venezolano en materia cultural, se mantienen de cara a la definición, consolidación y sustentabilidad de un modelo socialista de país, apoyado en la infraestructura funcional de sus instituciones.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**85.993.504**
INGRESOS CORRIENTES ORDINARIOS	6.000.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	6.000.000
Venta de otros bienes y servicios	6.000.000
INGRESOS CORRIENTES EXTRAORDINARIOS	79.993.504
TRANSFERENCIAS Y DONACIONES CORRIENTES	79.993.504
Donaciones corrientes internas recibidas del sector público	79.993.504
De la República	79.993.504
INGRESOS DE CAPITAL	**3.515.320**
RECURSOS PROPIOS DE CAPITAL	3.515.320
Incremento de la depreciación y amortización acumuladas	3.515.320
TOTAL RECURSOS	**89.508.824**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**83.092.910**
GASTOS DE CONSUMO	80.788.982
Remuneraciones	48.049.492
Sueldos, salarios y otras retribuciones	16.203.346
Beneficios y complementos de sueldos y salarios	18.774.547
Aportes patronales	2.360.982
Prestaciones sociales y otras indemnizaciones	3.919.890
Asistencia socioeconómica	6.560.297
Otros gastos de personal	230.430
Compra de bienes y servicios	25.324.210
Bienes de consumo	9.939.973
Servicios no personales	15.384.237
Impuestos indirectos	3.899.960
Depreciación y amortización	3.515.320
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.303.928
Al sector privado	2.303.928
Transferencias corrientes al sector privado	2.303.928
Directas a personas	2.302.632
Pensiones y otros beneficios asociados	737.754
Jubilaciones y otros beneficios asociados	1.564.878
A instituciones sin fines de lucro	1.296
GASTOS DE CAPITAL	**6.415.914**
INVERSIÓN REAL DIRECTA	6.415.914
Formación bruta de capital fijo	6.415.914
Edificios e instalaciones	4.356.000
Maquinaria, equipos y otros bienes muebles	2.059.914
TOTAL GASTOS	**89.508.824**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116677	Fomento de la participación ciudadana en el desarrollo de las actividades artísticas, educativas y culturales realizadas por el Teatro Teresa Carreño	Espectador			555.641		30.134.676			30.134.676
116682	Rescate, ampliación, rehabilitación, repotenciación, actualización y mantenimiento de la Infraestructura física	Metro Cuadrado			64.740	6.000.000	25.860.777			31.860.777
TOTAL						**6.000.000**	**55.995.453**			**61.995.453**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		15.046.618			15.046.618
02	Gestión administrativa	3.515.320	6.647.505			10.162.825
03	Previsión y protección social		2.303.928			2.303.928
TOTAL		**3.515.320**	**23.998.051**			**27.513.371**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**186**	302	4	**492**	**12.452.460**		**12.452.460**
Alto Nivel y de Dirección	1			1	24.564		24.564
Directivo	25	25	3	53	1.342.838		1.342.838
Profesional y Técnico	95	186	1	282	7.144.914		7.144.914
Personal Administrativo	57	76		133	3.369.764		3.369.764
Personal Médico	5	2		7	177.356		177.356
Obrero	3	13		16	393.024		393.024
Personal Contratado	**45**	**46**		**91**	**3.750.886**		**3.750.886**
Profesional y Técnico	45	46		91	3.750.886		3.750.886
TOTAL	231	348	4	583	16.203.346		16.203.346

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**13**	**10**	**23**	**737.754**
Obreros	1	1	2	60.793
Empleados	12	9	21	676.961
Jubilados	**21**	**27**	**48**	**1.564.878**
Alto Nivel y de Dirección		1	1	57.705
Médicos	1		1	28.696
Obreros	3	7	10	286.957
Empleados	17	19	36	1.191.520
TOTAL	34	37	71	2.302.632

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	48.049.492
4.02	Materiales, suministros y mercancías	9.939.973
4.03	Servicios no personales	19.284.197
4.04	Activos reales	6.415.914
4.07	Transferencias y donaciones	2.303.928
4.08	Otros gastos	3.515.320
	TOTAL	**89.508.824**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**85.993.504**
INGRESOS CORRIENTES ORDINARIOS	6.000.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	6.000.000
Venta de otros bienes y servicios	6.000.000
INGRESOS CORRIENTES EXTRAORDINARIOS	79.993.504
TRANSFERENCIAS Y DONACIONES CORRIENTES	79.993.504
Donaciones corrientes internas recibidas del sector público	79.993.504
De la República	79.993.504
Recursos Ordinarios	79.993.504
1.2 GASTOS CORRIENTES	**83.092.910**
GASTOS DE CONSUMO	80.788.982
Remuneraciones	48.049.492
Sueldos, salarios y otras retribuciones	16.203.346
Beneficios y complementos de sueldos y salarios	18.774.547
Aportes patronales	2.360.982
Prestaciones sociales y otras indemnizaciones	3.919.890
Asistencia socioeconómica	6.560.297
Otros gastos de personal	230.430
Compra de bienes y servicios	25.324.210
Bienes de consumo	9.939.973
Servicios no personales	15.384.237
Impuestos indirectos	3.899.960
Depreciación y amortización	3.515.320
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.303.928
Al sector privado	2.303.928
Transferencias corrientes al sector privado	2.303.928
Directas a personas	2.302.632
Pensiones y otros beneficios asociados	737.754
Jubilaciones y otros beneficios asociados	1.564.878
A instituciones sin fines de lucro	1.296
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.900.594**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**6.415.914**
RECURSOS PROPIOS DE CAPITAL	6.415.914
Ahorro en cuenta corriente	2.900.594
Incremento de la depreciación y amortización acumuladas	3.515.320
2.2 GASTOS DE CAPITAL	**6.415.914**
INVERSIÓN REAL DIRECTA	6.415.914
Formación bruta de capital fijo	6.415.914
Edificios e instalaciones	4.356.000
Maquinaria, equipos y otros bienes muebles	2.059.914
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0373

Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos

FUNDACIÓN CENTRO DE ESTUDIOS LATINOAMERICANOS RÓMULO GALLEGOS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos tiene como actividad principal el estudio, la investigación e integración latinoamericana a través de la cultura, así como el estudio y definición del pensamiento latinoamericano haciendo énfasis en la obra y en la vida de Rómulo Gallegos y los valores de las letras y el pensamiento de Venezuela y América Latina.

Para el ejercicio fiscal 2013, la Fundación formuló para su ejecución dos (2) proyectos: "Producción de conocimiento y pensamiento crítico" e "Integración sociocultural".

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**23.161.084**
INGRESOS CORRIENTES ORDINARIOS	23.161.084
INGRESOS DE OPERACIÓN	2.275.000
Otros ingresos de operación	2.275.000
INGRESOS DE LA PROPIEDAD	541.543
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	541.543
Alquileres	541.543
TRANSFERENCIAS CORRIENTES	20.344.541
Transferencias corrientes del sector público	20.344.541
Transferencias corrientes internas recibidas del sector público	20.344.541
De la República	20.344.541
INGRESOS DE CAPITAL	**320.000**
RECURSOS PROPIOS DE CAPITAL	320.000
Incremento de la depreciación y amortización acumuladas	320.000
TOTAL RECURSOS	**23.481.084**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**23.009.905**
GASTOS DE CONSUMO	22.795.061
Remuneraciones	15.124.834
Sueldos, salarios y otras retribuciones	8.248.909
Beneficios y complementos de sueldos y salarios	3.097.943
Aportes patronales	708.324
Prestaciones sociales y otras indemnizaciones	928.846
Asistencia socioeconómica	2.140.812
Compra de bienes y servicios	6.262.612
Bienes de consumo	1.594.170
Servicios no personales	4.668.442
Impuestos indirectos	1.087.615
Depreciación y amortización	320.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	214.844
Al sector privado	214.844
Transferencias corrientes al sector privado	214.844
Directas a personas	214.844
Jubilaciones y otros beneficios asociados	214.844
GASTOS DE CAPITAL	**471.179**
INVERSIÓN REAL DIRECTA	471.179
Formación bruta de capital fijo	471.179
Edificios e instalaciones	75.579
Maquinaria, equipos y otros bienes muebles	395.600
TOTAL GASTOS	**23.481.084**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116685	Producción de conocimiento y pensamiento crítico	Investigación			8		8.172.927			8.172.927
116711	Integración sociocultural	Evento			423	1.563.400	6.068.252			7.631.652
TOTAL						1.563.400	14.241.179			15.804.579

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		4.674.352			4.674.352
02	Gestión administrativa	1.573.143	1.180.566			2.753.709
03	Previsión y protección social		214.844			214.844
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		33.600			33.600
TOTAL		1.573.143	6.103.362			7.676.505

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**55**	**70**	**22**	**147**	**5.711.100**		**5.711.100**
Alto Nivel y de Dirección		1		1	101.904		101.904
Directivo	8	11	8	27	1.115.710		1.115.710
Profesional y Técnico	15	28	10	53	2.134.404		2.134.404
Personal Administrativo	19	19	2	40	1.600.802		1.600.802
Obrero	13	11	2	26	758.280		758.280
Personal Contratado	**5**			**5**	**2.248.659**		**2.248.659**
Profesional y Técnico	5			5	2.248.659		2.248.659
TOTAL	60	70	22	152	7.959.759		7.959.759

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**5**		**5**	**214.844**
Empleados	5		5	214.844
TOTAL	5		5	214.844

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	15.124.834
4.02	Materiales, suministros y mercancías	1.594.170
4.03	Servicios no personales	5.756.057
4.04	Activos reales	471.179
4.07	Transferencias y donaciones	214.844
4.08	Otros gastos	320.000
	TOTAL	**23.481.084**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**23.161.084**
INGRESOS CORRIENTES ORDINARIOS	23.161.084
INGRESOS DE OPERACIÓN	2.275.000
Otros ingresos de operación	2.275.000
INGRESOS DE LA PROPIEDAD	541.543
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	541.543
Alquileres	541.543
TRANSFERENCIAS CORRIENTES	20.344.541
Transferencias corrientes del sector público	20.344.541
Transferencias corrientes internas recibidas del sector público	20.344.541
De la República	20.344.541
Recursos Ordinarios	20.344.541
1.2 GASTOS CORRIENTES	**23.009.905**
GASTOS DE CONSUMO	22.795.061
Remuneraciones	15.124.834
Sueldos, salarios y otras retribuciones	8.248.909
Beneficios y complementos de sueldos y salarios	3.097.943
Aportes patronales	708.324
Prestaciones sociales y otras indemnizaciones	928.846
Asistencia socioeconómica	2.140.812
Compra de bienes y servicios	6.262.612
Bienes de consumo	1.594.170
Servicios no personales	4.668.442
Impuestos indirectos	1.087.615
Depreciación y amortización	320.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	214.844
Al sector privado	214.844
Transferencias corrientes al sector privado	214.844
Directas a personas	214.844
Jubilaciones y otros beneficios asociados	214.844
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**151.179**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**471.179**
RECURSOS PROPIOS DE CAPITAL	471.179
Ahorro en cuenta corriente	151.179
Incremento de la depreciación y amortización acumuladas	320.000
2.2 GASTOS DE CAPITAL	**471.179**
INVERSIÓN REAL DIRECTA	471.179
Formación bruta de capital fijo	471.179
Edificios e instalaciones	75.579
Maquinaria, equipos y otros bienes muebles	395.600
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0374

Fundación Librerías del Sur

FUNDACIÓN LIBRERÍAS DEL SUR

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La fundación tiene como misión formular, coordinar y ejecutar políticas, planes y proyectos estratégicos que permitan desarrollar un sistema de distribución del libro venezolano, incorporar a la población al conocimiento y acceso a la lectura, a fin de contribuir al fortalecimiento de nuestra cultura; orientado a construir el nuevo modelo de sociedad planteado en la Constitución de la República Bolivariana de Venezuela.

La actividad principal de la Fundación es la de comercializar, distribuir, vender y promocionar los libros venezolanos, latinoamericanos y del caribe.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**21.385.061**
INGRESOS CORRIENTES ORDINARIOS	21.385.061
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.200.000
Venta de otros bienes y servicios	2.200.000
TRANSFERENCIAS CORRIENTES	19.185.061
Transferencias corrientes del sector público	19.185.061
Transferencias corrientes internas recibidas del sector público	19.185.061
De la República	19.185.061
INGRESOS DE CAPITAL	**515.070**
RECURSOS PROPIOS DE CAPITAL	515.070
Incremento de la depreciación y amortización acumuladas	515.070
TOTAL RECURSOS	**21.900.131**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**21.882.131**
GASTOS DE CONSUMO	21.657.372
Remuneraciones	19.010.302
Sueldos, salarios y otras retribuciones	4.317.260
Beneficios y complementos de sueldos y salarios	9.414.917
Aportes patronales	566.242
Prestaciones sociales y otras indemnizaciones	1.472.793
Asistencia socioeconómica	3.239.090
Compra de bienes y servicios	2.132.000
Bienes de consumo	179.600
Servicios no personales	1.952.400
Depreciación y amortización	515.070
TRANSFERENCIAS Y DONACIONES CORRIENTES	224.759
Al sector privado	224.759
Transferencias corrientes al sector privado	224.759
Directas a personas	224.759
Jubilaciones y otros beneficios asociados	224.759
GASTOS DE CAPITAL	**18.000**
INVERSIÓN REAL DIRECTA	18.000
Formación bruta de capital fijo	18.000
Maquinaria, equipos y otros bienes muebles	18.000
TOTAL GASTOS	**21.900.131**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117145	Venezuela se reafirma como pueblo lector	Librería			70	1.791.435	13.429.543			15.220.978
TOTAL						1.791.435	13.429.543			15.220.978

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	39.725	5.530.759			5.570.484
02	Gestión administrativa	883.910				883.910
03	Previsión y protección social		224.759			224.759
TOTAL		923.635	5.755.518			6.679.153

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**85**	**58**		**143**	**3.725.800**		**3.725.800**
Alto Nivel y de Dirección	1			1	24.570		24.570
Directivo	8	8		16	393.124		393.124
Profesional y Técnico	64	42		106	2.791.181		2.791.181
Personal Administrativo	6	1		7	186.906		186.906
Obrero	6	7		13	330.019		330.019
Personal Contratado	**1**			**1**	**79.280**		**79.280**
Profesional y Técnico	1			1	79.280		79.280
TOTAL	**86**	**58**		**144**	**3.805.080**		**3.805.080**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**1**	**2**	**3**	**224.759**
Empleados	1	2	3	224.759
TOTAL	**1**	**2**	**3**	**224.759**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	19.010.302
4.02	Materiales, suministros y mercancías	179.600
4.03	Servicios no personales	1.952.400
4.04	Activos reales	18.000
4.07	Transferencias y donaciones	224.759
4.08	Otros gastos	515.070
	TOTAL	**21.900.131**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**21.385.061**
INGRESOS CORRIENTES ORDINARIOS	21.385.061
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.200.000
Venta de otros bienes y servicios	2.200.000
TRANSFERENCIAS CORRIENTES	19.185.061
Transferencias corrientes del sector público	19.185.061
Transferencias corrientes internas recibidas del sector público	19.185.061
De la República	19.185.061
Recursos Ordinarios	19.185.061
1.2 GASTOS CORRIENTES	**21.882.131**
GASTOS DE CONSUMO	21.657.372
Remuneraciones	19.010.302
Sueldos, salarios y otras retribuciones	4.317.260
Beneficios y complementos de sueldos y salarios	9.414.917
Aportes patronales	566.242
Prestaciones sociales y otras indemnizaciones	1.472.793
Asistencia socioeconómica	3.239.090
Compra de bienes y servicios	2.132.000
Bienes de consumo	179.600
Servicios no personales	1.952.400
Depreciación y amortización	515.070
TRANSFERENCIAS Y DONACIONES CORRIENTES	224.759
Al sector privado	224.759
Transferencias corrientes al sector privado	224.759
Directas a personas	224.759
Jubilaciones y otros beneficios asociados	224.759
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(497.070)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**18.000**
RECURSOS PROPIOS DE CAPITAL	18.000
Desahorro en cuenta corriente	(497.070)
Incremento de la depreciación y amortización acumuladas	515.070
2.2 GASTOS DE CAPITAL	**18.000**
INVERSIÓN REAL DIRECTA	18.000
Formación bruta de capital fijo	18.000
Maquinaria, equipos y otros bienes muebles	18.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0375

Fundación Casa del Artista

FUNDACIÓN CASA DEL ARTISTA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Casa del Artista, tiene como actividad principal apoyar los procesos de formación y mejoramiento integral del artista, mediante el desarrollo de actividades dirigidas a la formación profesional, técnica y humana de los trabajadores de la cultura. Esta Fundación pertenece al sistema socio-cultural del Estado venezolano y está destinada a preservar las condiciones profesionales, técnicas y humanas del artista, alcanzando niveles de excelencia y calidad en la programación a realizar en todos sus espacios y en el desarrollo de procesos de aprendizaje y formación.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**23.440.782**
INGRESOS CORRIENTES ORDINARIOS	23.440.782
INGRESOS DE LA PROPIEDAD	272.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	272.000
Alquileres	272.000
TRANSFERENCIAS CORRIENTES	23.168.782
Transferencias corrientes del sector público	23.168.782
Transferencias corrientes internas recibidas del sector público	23.168.782
De la República	23.168.782
INGRESOS DE CAPITAL	**569.534**
RECURSOS PROPIOS DE CAPITAL	569.534
Incremento de la depreciación y amortización acumuladas	569.534
FUENTES DE FINANCIAMIENTO	**770.553**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	770.553
Disminución de otros activos financieros	770.553
Disminución de disponibilidades	770.553
Disminución de bancos	770.553
TOTAL RECURSOS	**24.780.869**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**24.505.869**
GASTOS DE CONSUMO	18.721.069
Remuneraciones	14.607.381
Sueldos, salarios y otras retribuciones	3.847.148
Beneficios y complementos de sueldos y salarios	5.832.101
Aportes patronales	1.184.759
Prestaciones sociales y otras indemnizaciones	705.664
Asistencia socioeconómica	3.011.159
Otros gastos de personal	26.550
Compra de bienes y servicios	3.209.285
Bienes de consumo	1.332.481
Servicios no personales	1.876.804
Impuestos indirectos	334.869
Depreciación y amortización	569.534
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.784.800
Al sector privado	5.784.800
Transferencias corrientes al sector privado	5.194.800
Directas a personas	5.194.800
Otras transferencias directas a personas	5.194.800
Donaciones corrientes al sector privado	590.000
Donaciones a personas	590.000
GASTOS DE CAPITAL	**155.000**
INVERSIÓN REAL DIRECTA	155.000
Formación bruta de capital fijo	155.000
Maquinaria, equipos y otros bienes muebles	155.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**120.000**
DISMINUCIÓN DE PASIVOS	120.000
Disminución de cuentas y efectos por pagar	120.000
Disminución de cuentas y efectos por pagar a corto plazo	120.000
Disminución de aportes patronales y retenciones laborales por pagar	70.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	70.000
Disminución cuentas por pagar a proveedores a corto plazo	50.000
TOTAL GASTOS	**24.780.869**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117131	Rescate y visibilización de los(as) artistas, creadoras(es) y cultoras(es) venezolanas(os)	Persona			10.159	1.128.461	16.218.147			17.346.608
TOTAL						**1.128.461**	**16.218.147**			17.346.608

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		6.446.721			6.446.721
02	Gestión administrativa	260.913	503.914			764.827
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	222.713				222.713
TOTAL		**483.626**	**6.950.635**			**7.434.261**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**56**	**34**		**90**	**2.565.208**	**1.541.544**	**4.106.752**
Alto Nivel y de Dirección	1			1	24.576	54.000	78.576
Directivo	11	2		13	356.787	279.022	635.809
Profesional y Técnico	12	3		15	390.767	305.595	696.362
Personal Administrativo	20	16		36	951.432	744.059	1.695.491
Obrero	12	13		25	841.646	158.868	1.000.514
Personal Contratado	**22**	**15**		**37**	**1.201.440**		**1.201.440**
Profesional y Técnico	22	15		37	1.201.440		1.201.440
TOTAL	**78**	**49**		**127**	**3.766.648**	**1.541.544**	**5.308.192**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	14.607.381
4.02	Materiales, suministros y mercancías	1.332.481
4.03	Servicios no personales	2.211.673
4.04	Activos reales	155.000
4.07	Transferencias y donaciones	5.784.800
4.08	Otros gastos	569.534
4.11	Disminución de pasivos	120.000
	TOTAL	**24.780.869**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**23.440.782**
INGRESOS CORRIENTES ORDINARIOS	23.440.782
INGRESOS DE LA PROPIEDAD	272.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	272.000
Alquileres	272.000
TRANSFERENCIAS CORRIENTES	23.168.782
Transferencias corrientes del sector público	23.168.782
Transferencias corrientes internas recibidas del sector público	23.168.782
De la República	23.168.782
Recursos Ordinarios	23.168.782
1.2 GASTOS CORRIENTES	**24.505.869**
GASTOS DE CONSUMO	18.721.069
Remuneraciones	14.607.381
Sueldos, salarios y otras retribuciones	3.847.148
Beneficios y complementos de sueldos y salarios	5.832.101
Aportes patronales	1.184.759
Prestaciones sociales y otras indemnizaciones	705.664
Asistencia socioeconómica	3.011.159
Otros gastos de personal	26.550
Compra de bienes y servicios	3.209.285
Bienes de consumo	1.332.481
Servicios no personales	1.876.804
Impuestos indirectos	334.869
Depreciación y amortización	569.534
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.784.800
Al sector privado	5.784.800
Transferencias corrientes al sector privado	5.194.800
Directas a personas	5.194.800
Otras transferencias directas a personas	5.194.800
Donaciones corrientes al sector privado	590.000
Donaciones a personas	590.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.065.087)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(495.553)**
RECURSOS PROPIOS DE CAPITAL	(495.553)
Desahorro en cuenta corriente	(1.065.087)
Incremento de la depreciación y amortización acumuladas	569.534
2.2 GASTOS DE CAPITAL	**155.000**
INVERSIÓN REAL DIRECTA	155.000
Formación bruta de capital fijo	155.000
Maquinaria, equipos y otros bienes muebles	155.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(650.553)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**770.553**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	770.553
Disminución de otros activos financieros	770.553
Disminución de disponibilidades	770.553
Disminución de bancos	770.553
3.2 APLICACIONES FINANCIERAS	**770.553**
DISMINUCIÓN DE PASIVOS	120.000
Disminución de cuentas y efectos por pagar	120.000
Disminución de cuentas y efectos por pagar a corto plazo	120.000
Disminución de aportes patronales y retenciones laborales por pagar	70.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	70.000
Disminución cuentas por pagar a proveedores a corto plazo	50.000
DÉFICIT FINANCIERO	650.553

A0378

Centro de la Diversidad Cultural

CENTRO DE LA DIVERSIDAD CULTURAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Centro de la Diversidad Cultural, fue creada el 16-08-2006, según decreto presidencial Nº 4.738 publicado en Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.502 de la misma fecha, cuenta con seis años de funcionamiento. Tiene como objetivo principal propiciar y promover un espacio de intercambio cultural en el ámbito nacional e internacional, entre los hacedores y hacedoras que favorezcan la pluriculturalidad.

Para el ejercicio fiscal 2013, la Fundación responde en la continuidad de su proyecto, los lineamientos contenidos, en la Constitución de la República Bolivariana de Venezuela y el Plan de Desarrollo Económico y Social 2007-2013, como instrumentos de política y de planificación, en consonancia con el proceso de transformación de la República, de sus instancias de gobierno y del ejercicio ciudadano.

En el contexto de los principios fundamentales de nuestra República, la condición de diversidad cultural cobra especial relevancia como factor de impulso al desarrollo, esta pluralidad orienta de manera constructiva el cumplimiento de los fines esenciales del Estado, procurando la igualdad de condiciones para todos los venezolanos y venezolanas, sin discriminaciones por origen étnico, religioso, condición social, sexo, identidad, idioma, es decir cualquier circunstancia personal.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**21.723.152**
INGRESOS CORRIENTES ORDINARIOS	21.723.152
TRANSFERENCIAS CORRIENTES	21.723.152
Transferencias corrientes del sector público	21.723.152
Transferencias corrientes internas recibidas del sector público	21.723.152
De la República	21.723.152
INGRESOS DE CAPITAL	**762.000**
RECURSOS PROPIOS DE CAPITAL	762.000
Incremento de la depreciación y amortización acumuladas	762.000
TOTAL RECURSOS	**22.485.152**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**22.455.152**
GASTOS DE CONSUMO	22.130.152
Remuneraciones	17.870.152
Sueldos, salarios y otras retribuciones	4.630.152
Beneficios y complementos de sueldos y salarios	7.911.000
Aportes patronales	699.000
Prestaciones sociales y otras indemnizaciones	1.212.000
Asistencia socioeconómica	3.418.000
Compra de bienes y servicios	3.231.500
Bienes de consumo	792.000
Servicios no personales	2.439.500
Impuestos indirectos	266.500
Depreciación y amortización	762.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	325.000
Al sector privado	325.000
Transferencias corrientes al sector privado	235.000
Directas a personas	235.000
Pensiones y otros beneficios asociados	79.000
Jubilaciones y otros beneficios asociados	156.000
Donaciones corrientes al sector privado	90.000
Donaciones a personas	90.000
GASTOS DE CAPITAL	**30.000**
INVERSIÓN REAL DIRECTA	30.000
Formación bruta de capital fijo	30.000
Maquinaria, equipos y otros bienes muebles	30.000
TOTAL GASTOS	**22.485.152**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116672	Movimiento de movimientos por la diversidad cultural: Colectivos comunitarios en red	Encuentro			1.995		15.206.206			15.206.206
TOTAL							**15.206.206**			**15.206.206**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		4.969.000			4.969.000
02	Gestión administrativa	762.000	1.312.946			2.074.946
03	Previsión y protección social		235.000			235.000
TOTAL		**762.000**	**6.516.946**			**7.278.946**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**76**	**44**	**19**	**139**	**3.654.000**		**3.654.000**
Alto Nivel y de Dirección		1		1	25.000		25.000
Directivo	20	7	4	31	762.000		762.000
Profesional y Técnico	37	15	9	61	1.696.000		1.696.000
Personal Administrativo	11		1	12	306.000		306.000
Obrero	8	21	5	34	865.000		865.000
Personal Contratado	**3**	**3**		**6**	**902.152**		**902.152**
Profesional y Técnico	1			1	766.152		766.152
Personal Administrativo	2			2	65.000		65.000
Obrero		3		3	71.000		71.000
TOTAL	**79**	**47**	**19**	**145**	**4.556.152**		**4.556.152**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	1		1	**79.000**
Empleados	1		1	79.000
Jubilados	2		2	**156.000**
Empleados	2		2	156.000
TOTAL	3		3	**235.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	17.870.152
4.02	Materiales, suministros y mercancías	792.000
4.03	Servicios no personales	2.706.000
4.04	Activos reales	30.000
4.07	Transferencias y donaciones	325.000
4.08	Otros gastos	762.000
	TOTAL	**22.485.152**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**21.723.152**
INGRESOS CORRIENTES ORDINARIOS	21.723.152
TRANSFERENCIAS CORRIENTES	21.723.152
Transferencias corrientes del sector público	21.723.152
Transferencias corrientes internas recibidas del sector público	21.723.152
De la República	21.723.152
Recursos Ordinarios	21.723.152
1.2 GASTOS CORRIENTES	**22.455.152**
GASTOS DE CONSUMO	22.130.152
Remuneraciones	17.870.152
Sueldos, salarios y otras retribuciones	4.630.152
Beneficios y complementos de sueldos y salarios	7.911.000
Aportes patronales	699.000
Prestaciones sociales y otras indemnizaciones	1.212.000
Asistencia socioeconómica	3.418.000
Compra de bienes y servicios	3.231.500
Bienes de consumo	792.000
Servicios no personales	2.439.500
Impuestos indirectos	266.500
Depreciación y amortización	762.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	325.000
Al sector privado	325.000
Transferencias corrientes al sector privado	235.000
Directas a personas	235.000
Pensiones y otros beneficios asociados	79.000
Jubilaciones y otros beneficios asociados	156.000
Donaciones corrientes al sector privado	90.000
Donaciones a personas	90.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(732.000)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**30.000**
RECURSOS PROPIOS DE CAPITAL	30.000
Desahorro en cuenta corriente	(732.000)
Incremento de la depreciación y amortización acumuladas	762.000
2.2 GASTOS DE CAPITAL	**30.000**
INVERSIÓN REAL DIRECTA	30.000
Formación bruta de capital fijo	30.000
Maquinaria, equipos y otros bienes muebles	30.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0390

Fundación Cinemateca Nacional

FUNDACIÓN CINEMATECA NACIONAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Cinemateca Nacional, surge como una necesidad de jerarquizar, fortalecer y dotar de mejores recursos a una institución, para atender la conservación, acopio, catalogación y difusión de documentos y producciones del arte cinematográfico de todas las tendencias y períodos que constituyen el acervo histórico y cultural de las artes cinematográficas internacionales de todos los tiempos, con énfasis, en el arte americano y en especial el venezolano.

Para el año 2013, tiene previsto ejecutar dos (2) proyectos: el primero, "Preservación de la cultura cinematográfica y audiovisual" con 12 películas y el segundo "Cultura cinematográfica y audiovisual" con 23.484 funciones.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**22.270.403**
INGRESOS CORRIENTES ORDINARIOS	22.270.403
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	300.000
Venta de otros bienes y servicios	300.000
TRANSFERENCIAS CORRIENTES	21.970.403
Transferencias corrientes del sector público	21.970.403
Transferencias corrientes internas recibidas del sector público	21.970.403
De la República	21.970.403
INGRESOS DE CAPITAL	**681.543**
RECURSOS PROPIOS DE CAPITAL	681.543
Incremento de la depreciación y amortización acumuladas	681.543
FUENTES DE FINANCIAMIENTO	**947.090**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	947.090
Disminución de otros activos financieros	947.090
Disminución de disponibilidades	947.090
Disminución de bancos	947.090
TOTAL RECURSOS	**23.899.036**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**23.232.486**
GASTOS DE CONSUMO	22.667.257
Remuneraciones	12.550.172
Sueldos, salarios y otras retribuciones	3.105.546
Beneficios y complementos de sueldos y salarios	4.869.214
Aportes patronales	758.800
Prestaciones sociales y otras indemnizaciones	948.946
Asistencia socioeconómica	2.867.666
Compra de bienes y servicios	9.435.542
Bienes de consumo	2.131.863
Servicios no personales	7.303.679
Depreciación y amortización	681.543
TRANSFERENCIAS Y DONACIONES CORRIENTES	565.229
Al sector privado	565.229
Transferencias corrientes al sector privado	565.229
Directas a personas	565.229
Jubilaciones y otros beneficios asociados	565.229
GASTOS DE CAPITAL	**666.550**
INVERSIÓN REAL DIRECTA	666.550
Formación bruta de capital fijo	586.550
Maquinaria, equipos y otros bienes muebles	586.550
Bienes intangibles	80.000
TOTAL GASTOS	**23.899.036**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117544	Preservación de la cultura cinematográfica y audiovisual	Película			12		3.432.940			3.432.940
118178	Cultura cinematográfica y audiovisual	Función			23.484	1.247.090	11.946.342			13.193.432
TOTAL						1.247.090	15.379.282			16.626.372

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		5.265.959			5.265.959
02	Gestión administrativa	681.543	664.733			1.346.276
03	Previsión y protección social		578.669			578.669
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		81.760			81.760
TOTAL		681.543	6.591.121			7.272.664

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**64**	**63**	**19**	**146**	**2.237.592**	**892.465**	**3.130.057**
Alto Nivel y de Dirección		1		1	14.336	45.836	60.172
Directivo	7	6	9	22	315.392	520.114	835.506
Profesional y Técnico	30	32	7	69	1.108.030	191.093	1.299.123
Personal Administrativo	23	9	3	35	518.350	79.968	598.318
Obrero	4	15		19	281.484	55.454	336.938
Personal Contratado	**7**	**7**		**14**	**457.191**		**457.191**
Profesional y Técnico	5	7		12	428.526		428.526
Obrero	2			2	28.665		28.665
TOTAL	**71**	**70**	**19**	**160**	**2.694.783**	**892.465**	**3.587.248**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**6**	**6**	**12**	**565.229**
Obreros	1	1	2	73.931
Empleados	5	5	10	491.298
TOTAL	**6**	**6**	**12**	**565.229**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	12.550.172
4.02	Materiales, suministros y mercancías	2.131.863
4.03	Servicios no personales	7.303.679
4.04	Activos reales	666.550
4.07	Transferencias y donaciones	565.229
4.08	Otros gastos	681.543
	TOTAL	**23.899.036**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**22.270.403**
INGRESOS CORRIENTES ORDINARIOS	22.270.403
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	300.000
Venta de otros bienes y servicios	300.000
TRANSFERENCIAS CORRIENTES	21.970.403
Transferencias corrientes del sector público	21.970.403
Transferencias corrientes internas recibidas del sector público	21.970.403
De la República	21.970.403
Recursos Ordinarios	21.970.403
1.2 GASTOS CORRIENTES	**23.232.486**
GASTOS DE CONSUMO	22.667.257
Remuneraciones	12.550.172
Sueldos, salarios y otras retribuciones	3.105.546
Beneficios y complementos de sueldos y salarios	4.869.214
Aportes patronales	758.800
Prestaciones sociales y otras indemnizaciones	948.946
Asistencia socioeconómica	2.867.666
Compra de bienes y servicios	9.435.542
Bienes de consumo	2.131.863
Servicios no personales	7.303.679
Depreciación y amortización	681.543
TRANSFERENCIAS Y DONACIONES CORRIENTES	565.229
Al sector privado	565.229
Transferencias corrientes al sector privado	565.229
Directas a personas	565.229
Jubilaciones y otros beneficios asociados	565.229
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(962.083)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(280.540)**
RECURSOS PROPIOS DE CAPITAL	(280.540)
Desahorro en cuenta corriente	(962.083)
Incremento de la depreciación y amortización acumuladas	681.543
2.2 GASTOS DE CAPITAL	**666.550**
INVERSIÓN REAL DIRECTA	666.550
Formación bruta de capital fijo	586.550
Maquinaria, equipos y otros bienes muebles	586.550
Bienes intangibles	80.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(947.090)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**947.090**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	947.090
Disminución de otros activos financieros	947.090
Disminución de disponibilidades	947.090
Disminución de bancos	947.090
3.2 APLICACIONES FINANCIERAS	**947.090**
DÉFICIT FINANCIERO	947.090

A0417

Fundación Centro Nacional de la Fotografía (CENAF)

FUNDACIÓN CENTRO NACIONAL DE LA FOTOGRAFÍA (CENAF)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Centro Nacional de la Fotografía (Cenaf), tiene por objeto fundamental ser una institución dedicada exclusivamente al hecho fotográfico, que contribuya a fomentar, promover y desarrollar la investigación, el registro, la difusión, la promoción y la preservación de la fotografía en todas sus formas y manifestaciones; en lo artístico, documental y comunitario, a través de programas de educación, capacitación y adiestramiento, articulados desde sus dependencias para contribuir a su desarrollo, promoción y conservación en todo el territorio nacional, constituyéndose como referencia nacional para la fotografía, trabajando en red con las instituciones del Estado e instituciones privadas relacionadas con el hecho fotográfico.

Para el año 2013 tiene previsto ejecutar dos (2) proyectos: el primero, "Fotografía en tiempos de revolución" con el cual se estima realizar 150 eventos y el segundo, "Laboratorio escuela" que realizará 60 servicios.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**6.861.623**
INGRESOS CORRIENTES ORDINARIOS	6.861.623
TRANSFERENCIAS CORRIENTES	6.861.623
Transferencias corrientes del sector público	6.861.623
Transferencias corrientes internas recibidas del sector público	6.861.623
De la República	6.861.623
INGRESOS DE CAPITAL	**104.774**
RECURSOS PROPIOS DE CAPITAL	104.774
Incremento de la depreciación y amortización acumuladas	104.774
TOTAL RECURSOS	**6.966.397**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**6.581.397**
GASTOS DE CONSUMO	6.566.397
Remuneraciones	5.580.499
Sueldos, salarios y otras retribuciones	1.831.276
Beneficios y complementos de sueldos y salarios	1.832.793
Aportes patronales	288.516
Prestaciones sociales y otras indemnizaciones	451.108
Asistencia socioeconómica	1.176.806
Compra de bienes y servicios	763.752
Bienes de consumo	257.886
Servicios no personales	505.866
Impuestos indirectos	117.372
Depreciación y amortización	104.774
TRANSFERENCIAS Y DONACIONES CORRIENTES	15.000
Al sector privado	15.000
Transferencias corrientes al sector privado	15.000
Directas a personas	15.000
Otras transferencias directas a personas	15.000
GASTOS DE CAPITAL	**385.000**
INVERSIÓN REAL DIRECTA	385.000
Formación bruta de capital fijo	385.000
Maquinaria, equipos y otros bienes muebles	385.000
TOTAL GASTOS	**6.966.397**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117219	Fotografía en tiempos de revolución	Evento			150		4.178.558			4.178.558
117314	Laboratorio escuela	Servicio			60		624.578			624.578
TOTAL							4.803.136			4.803.136

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		1.513.889			1.513.889
02	Gestión administrativa	104.774	544.598			649.372
TOTAL		104.774	2.058.487			2.163.261

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**10**	**9**	**3**	**22**	**564.310**		**564.310**
Alto Nivel y de Dirección		1	1	2	49.140		49.140
Directivo	2	3	1	6	147.421		147.421
Profesional y Técnico	7	2	1	10	266.677		266.677
Obrero	1	3		4	101.072		101.072
Personal Contratado	**5**	**6**		**11**	**679.662**		**679.662**
Profesional y Técnico	5	6		11	679.662		679.662
TOTAL	**15**	**15**	**3**	**33**	**1.243.972**		**1.243.972**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	5.580.499
4.02	Materiales, suministros y mercancías	257.886
4.03	Servicios no personales	623.238
4.04	Activos reales	385.000
4.07	Transferencias y donaciones	15.000
4.08	Otros gastos	104.774
	TOTAL	**6.966.397**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**6.861.623**
INGRESOS CORRIENTES ORDINARIOS	6.861.623
TRANSFERENCIAS CORRIENTES	6.861.623
Transferencias corrientes del sector público	6.861.623
Transferencias corrientes internas recibidas del sector público	6.861.623
De la República	6.861.623
Recursos Ordinarios	6.861.623
1.2 GASTOS CORRIENTES	**6.581.397**
GASTOS DE CONSUMO	6.566.397
Remuneraciones	5.580.499
Sueldos, salarios y otras retribuciones	1.831.276
Beneficios y complementos de sueldos y salarios	1.832.793
Aportes patronales	288.516
Prestaciones sociales y otras indemnizaciones	451.108
Asistencia socioeconómica	1.176.806
Compra de bienes y servicios	763.752
Bienes de consumo	257.886
Servicios no personales	505.866
Impuestos indirectos	117.372
Depreciación y amortización	104.774
TRANSFERENCIAS Y DONACIONES CORRIENTES	15.000
Al sector privado	15.000
Transferencias corrientes al sector privado	15.000
Directas a personas	15.000
Otras transferencias directas a personas	15.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**280.226**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**385.000**
RECURSOS PROPIOS DE CAPITAL	385.000
Ahorro en cuenta corriente	280.226
Incremento de la depreciación y amortización acumuladas	104.774
2.2 GASTOS DE CAPITAL	**385.000**
INVERSIÓN REAL DIRECTA	385.000
Formación bruta de capital fijo	385.000
Maquinaria, equipos y otros bienes muebles	385.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0424

Fundación Museos Nacionales

FUNDACIÓN MUSEOS NACIONALES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Museos Nacionales tiene por objeto la promoción, difusión, conservación, investigación y valoración del patrimonio artístico y científico concretado en las creaciones artísticas, científicas y culturales tanto de origen autónomo como las procedentes de otras culturas que integran las colecciones de sus dependencias museísticas dirigidas al ámbito de la cultura y del conocimiento universal, así como, el conocimiento científico, para el desarrollo espiritual e intelectual del pueblo venezolano.

Para el año 2013, tiene previsto realizar 2.836 eventos a través del proyecto "Museos: abre caminos con la comunidad".

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**111.188.337**
INGRESOS CORRIENTES ORDINARIOS	111.188.337
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	937.992
Venta de otros bienes y servicios	937.992
TRANSFERENCIAS CORRIENTES	110.250.345
Transferencias corrientes del sector público	110.250.345
Transferencias corrientes internas recibidas del sector público	110.250.345
De la República	110.250.345
INGRESOS DE CAPITAL	**714.147**
RECURSOS PROPIOS DE CAPITAL	714.147
Incremento de la depreciación y amortización acumuladas	714.147
TOTAL RECURSOS	**111.902.484**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**110.490.836**
GASTOS DE CONSUMO	105.005.938
Remuneraciones	89.462.772
Sueldos, salarios y otras retribuciones	22.202.315
Beneficios y complementos de sueldos y salarios	39.598.084
Aportes patronales	4.148.386
Prestaciones sociales y otras indemnizaciones	11.431.088
Asistencia socioeconómica	11.876.099
Otros gastos de personal	206.800
Compra de bienes y servicios	14.829.019
Bienes de consumo	3.529.561
Servicios no personales	11.299.458
Depreciación y amortización	714.147
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.484.898
Al sector privado	5.484.898
Transferencias corrientes al sector privado	5.439.699
Directas a personas	5.439.699
Pensiones y otros beneficios asociados	1.452.758
Jubilaciones y otros beneficios asociados	3.986.941
Donaciones corrientes al sector privado	45.199
Donaciones a personas	45.199
GASTOS DE CAPITAL	**1.411.648**
INVERSIÓN REAL DIRECTA	1.411.648
Formación bruta de capital fijo	1.411.648
Maquinaria, equipos y otros bienes muebles	1.411.648
TOTAL GASTOS	**111.902.484**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116723	Museos: abre caminos con la comunidad	Evento			2.836	587.992	79.326.074			79.914.066
TOTAL						**587.992**	**79.326.074**			**79.914.066**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		18.393.219			18.393.219
02	Gestión administrativa	1.064.147	7.091.353			8.155.500
03	Previsión y protección social		5.439.699			5.439.699
TOTAL		**1.064.147**	**30.924.271**			**31.988.418**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**304**	**402**		**706**	**19.229.185**	**2.808.180**	**22.037.365**
Alto Nivel y de Dirección	1			1	24.570		24.570
Directivo	23	23		46	1.130.231		1.130.231
Profesional y Técnico	158	144		302	8.819.664	1.324.548	10.144.212
Personal Administrativo	95	180		275	7.121.623	1.081.872	8.203.495
Obrero	27	55		82	2.133.097	401.760	2.534.857
Personal Fijo a Tiempo Parcial	**5**	**1**		**6**	**75.465**	**22.680**	**98.145**
Personal Administrativo	5	1		6	75.465	22.680	98.145
Personal Contratado	**19**	**24**		**43**	**2.897.665**		**2.897.665**
Directivo	1	6		7	1.107.595		1.107.595
Profesional y Técnico	13	13		26	1.544.430		1.544.430
Personal Docente	5	5		10	245.640		245.640
TOTAL	**328**	**427**		**755**	**22.202.315**	**2.830.860**	**25.033.175**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**19**	**12**	**31**	**1.452.758**
Empleados	19	12	31	1.452.758
Jubilados	**47**	**38**	**85**	**3.986.941**
Empleados	47	38	85	3.986.941
TOTAL	**66**	**50**	**116**	**5.439.699**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	89.462.772
4.02	Materiales, suministros y mercancías	3.529.561
4.03	Servicios no personales	11.299.458
4.04	Activos reales	1.411.648
4.07	Transferencias y donaciones	5.484.898
4.08	Otros gastos	714.147
	TOTAL	**111.902.484**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**111.188.337**
INGRESOS CORRIENTES ORDINARIOS	111.188.337
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	937.992
Venta de otros bienes y servicios	937.992
TRANSFERENCIAS CORRIENTES	110.250.345
Transferencias corrientes del sector público	110.250.345
Transferencias corrientes internas recibidas del sector público	110.250.345
De la República	110.250.345
Recursos Ordinarios	110.250.345
1.2 GASTOS CORRIENTES	**110.490.836**
GASTOS DE CONSUMO	105.005.938
Remuneraciones	89.462.772
Sueldos, salarios y otras retribuciones	22.202.315
Beneficios y complementos de sueldos y salarios	39.598.084
Aportes patronales	4.148.386
Prestaciones sociales y otras indemnizaciones	11.431.088
Asistencia socioeconómica	11.876.099
Otros gastos de personal	206.800
Compra de bienes y servicios	14.829.019
Bienes de consumo	3.529.561
Servicios no personales	11.299.458
Depreciación y amortización	714.147
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.484.898
Al sector privado	5.484.898
Transferencias corrientes al sector privado	5.439.699
Directas a personas	5.439.699
Pensiones y otros beneficios asociados	1.452.758
Jubilaciones y otros beneficios asociados	3.986.941
Donaciones corrientes al sector privado	45.199
Donaciones a personas	45.199
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**697.501**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.411.648**
RECURSOS PROPIOS DE CAPITAL	1.411.648
Ahorro en cuenta corriente	697.501
Incremento de la depreciación y amortización acumuladas	714.147
2.2 GASTOS DE CAPITAL	**1.411.648**
INVERSIÓN REAL DIRECTA	1.411.648
Formación bruta de capital fijo	1.411.648
Maquinaria, equipos y otros bienes muebles	1.411.648
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0449

Fundación Distribuidora Venezolana de la Cultura

FUNDACIÓN DISTRIBUIDORA VENEZOLANA DE LA CULTURA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Distribuidora Venezolana de la Cultura (antes "del libro"), cuenta con seis años de funcionamiento. Fue creada bajo el decreto Nº 4.268 de fecha 06 de febrero del 2006, publicado en Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.373. Posteriormente se modifica su denominación a; Fundación Distribuidora Venezolana de la Cultura, creada por el Estado Venezolano, según decreto Nº 6107, de fecha 27 mayo de 2008, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.939, de la misma fecha. Ha venido promoviendo la distribución de libros y publicaciones en gran parte del territorio nacional e internacional, como un medio esencial para el éxito de la política editorial masiva y al mismo tiempo contribuir a la consolidación del Sistema Nacional del Libro, para dar cumplimiento al derecho universal y constitucional de acceso a la información, el conocimiento y el disfrute de los bienes y los servicios culturales que tiene el pueblo venezolano.

La Fundación continúa con el proceso de fortalecimiento de la colocación y distribución de las publicaciones del Estado Venezolano y otros bienes y productos culturales, para incrementar el acervo cultural de nuestros pueblos y compartir el aspecto intercultural en el caribe y latinoamérica. Para el año 2013 la Fundación pretende continuar desarrollando su proyecto medular de Distribución de la producción editorial del Estado venezolano, libros Importados y otros bienes culturales en el ámbito nacional e internacional denominado como "Bienes Culturales al alcance de todos" a través de la colocación en las Librerías del Sur, librerías privadas, eventos de donaciones y ferias regionales e internacionales, adicionalmente se están creando en todo el país librerías populares - tiendas culturales que consisten en espacios para la promoción y difusión de la actividad cultural, para la expresión de las tradiciones, la creación artística y lugares para la comercialización de bienes culturales.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**15.272.043**
INGRESOS CORRIENTES ORDINARIOS	15.272.043
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.500.000
Venta de otros bienes y servicios	1.500.000
TRANSFERENCIAS CORRIENTES	13.772.043
Transferencias corrientes del sector público	13.772.043
Transferencias corrientes internas recibidas del sector público	13.772.043
De la República	13.772.043
INGRESOS DE CAPITAL	**261.707**
RECURSOS PROPIOS DE CAPITAL	261.707
Incremento de la depreciación y amortización acumuladas	261.707
TOTAL RECURSOS	**15.533.750**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**14.896.943**
GASTOS DE CONSUMO	14.896.943
Remuneraciones	8.562.911
Sueldos, salarios y otras retribuciones	2.363.880
Beneficios y complementos de sueldos y salarios	3.436.556
Aportes patronales	785.069
Prestaciones sociales y otras indemnizaciones	197.981
Asistencia socioeconómica	1.463.376
Otros gastos de personal	316.049
Compra de bienes y servicios	6.072.325
Bienes de consumo	2.379.825
Servicios no personales	3.692.500
Depreciación y amortización	261.707
GASTOS DE CAPITAL	**636.807**
INVERSIÓN REAL DIRECTA	636.807
Formación bruta de capital fijo	636.807
Maquinaria, equipos y otros bienes muebles	636.807
TOTAL GASTOS	**15.533.750**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117923	Bienes culturales al alcance de todos	Bien			5.000.000	1.500.000	9.640.430			11.140.430
	TOTAL					1.500.000	9.640.430			11.140.430

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		2.575.794			2.575.794
02	Gestión administrativa	261.707	1.555.819			1.817.526
	TOTAL	261.707	4.131.613			4.393.320

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	23	62		85	2.201.688		2.201.688
Alto Nivel y de Dirección	1			1	24.576		24.576
Directivo	5	13		18	445.104		445.104
Profesional y Técnico	7	10		17	458.900		458.900
Personal Administrativo	7	3		10	256.036		256.036
Obrero	3	36		39	1.017.072		1.017.072
TOTAL	23	62		85	2.201.688		2.201.688

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	8.562.911
4.02	Materiales, suministros y mercancías	2.379.825
4.03	Servicios no personales	3.692.500
4.04	Activos reales	636.807
4.08	Otros gastos	261.707
	TOTAL	15.533.750

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**15.272.043**
INGRESOS CORRIENTES ORDINARIOS	15.272.043
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.500.000
Venta de otros bienes y servicios	1.500.000
TRANSFERENCIAS CORRIENTES	13.772.043
Transferencias corrientes del sector público	13.772.043
Transferencias corrientes internas recibidas del sector público	13.772.043
De la República	13.772.043
Recursos Ordinarios	13.772.043
1.2 GASTOS CORRIENTES	**14.896.943**
GASTOS DE CONSUMO	14.896.943
Remuneraciones	8.562.911
Sueldos, salarios y otras retribuciones	2.363.880
Beneficios y complementos de sueldos y salarios	3.436.556
Aportes patronales	785.069
Prestaciones sociales y otras indemnizaciones	197.981
Asistencia socioeconómica	1.463.376
Otros gastos de personal	316.049
Compra de bienes y servicios	6.072.325
Bienes de consumo	2.379.825
Servicios no personales	3.692.500
Depreciación y amortización	261.707
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**375.100**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**636.807**
RECURSOS PROPIOS DE CAPITAL	636.807
Ahorro en cuenta corriente	375.100
Incremento de la depreciación y amortización acumuladas	261.707
2.2 GASTOS DE CAPITAL	**636.807**
INVERSIÓN REAL DIRECTA	636.807
Formación bruta de capital fijo	636.807
Maquinaria, equipos y otros bienes muebles	636.807
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0450

Fundación Compañía Nacional de Danza

FUNDACIÓN COMPAÑÍA NACIONAL DE DANZA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Compañía Nacional de Danza, fue creada el 06 de febrero de 2006, según decreto presidencial N° 4.264 publicado en Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.370 de la misma fecha cuenta con seis años de funcionamiento. Es una institución que Proyecta, difunde, promueve y fomenta la danza nacional en todas sus modalidades; así como favorecer la inserción laboral y artística de nuestros creadores, interpretes, docentes, investigadores, cultores, gestores culturales y técnicos de la danza nacional.

Su misión es promover la creación y reposición de la obra coreográfica de nuestro país en todas sus expresiones dancisticas, favoreciendo la inserción laboral y artística de alto nivel e impulsando modelos de desarrollo participativo y democrático de los ciudadanos y ciudadanas.

Su visión es ser la institución del estado representativa del arte de la danza venezolana, portadora de su rico legado en expresiones e identidades, valores patrimoniales, memoria y pertenencia que dan cuenta de nuestro sentir, en plena conexión y compromiso con cada tiempo.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**25.182.164**
INGRESOS CORRIENTES ORDINARIOS	25.182.164
INGRESOS DE LA PROPIEDAD	500.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	500.000
Alquileres	500.000
TRANSFERENCIAS CORRIENTES	24.682.164
Transferencias corrientes del sector público	24.682.164
Transferencias corrientes internas recibidas del sector público	24.682.164
De la República	24.682.164
INGRESOS DE CAPITAL	**160.935**
RECURSOS PROPIOS DE CAPITAL	160.935
Incremento de la depreciación y amortización acumuladas	160.935
TOTAL RECURSOS	**25.343.099**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**25.061.961**
GASTOS DE CONSUMO	18.971.804
Remuneraciones	13.002.373
Sueldos, salarios y otras retribuciones	3.569.292
Beneficios y complementos de sueldos y salarios	5.473.020
Aportes patronales	862.001
Prestaciones sociales y otras indemnizaciones	1.114.896
Asistencia socioeconómica	1.983.164
Compra de bienes y servicios	5.483.181
Bienes de consumo	1.365.504
Servicios no personales	4.117.677
Impuestos indirectos	325.315
Depreciación y amortización	160.935
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.090.157
Al sector privado	6.090.157
Transferencias corrientes al sector privado	5.890.157
Directas a personas	50.742
Jubilaciones y otros beneficios asociados	50.742
Otras transferencias corrientes internas al sector privado	5.839.415
Donaciones corrientes al sector privado	200.000
Donaciones a personas	200.000
GASTOS DE CAPITAL	**281.138**
INVERSIÓN REAL DIRECTA	281.138
Formación bruta de capital fijo	281.138
Maquinaria, equipos y otros bienes muebles	281.138
TOTAL GASTOS	**25.343.099**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117129	Venezuela se mueve al son de la danza	Evento			5	500.000	19.516.333			20.016.333
TOTAL						500.000	19.516.333			20.016.333

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		4.163.951			4.163.951
02	Gestión administrativa	160.935	951.138			1.112.073
03	Previsión y protección social		50.742			50.742
TOTAL		160.935	5.165.831			5.326.766

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**48**	**48**	**45**	**141**	**2.359.438**	**317.660**	**2.677.098**
Alto Nivel y de Dirección	1			1	24.560		24.560
Directivo	12	10	5	27	663.552		663.552
Profesional y Técnico	31	33	40	104	1.514.182	299.516	1.813.698
Obrero	4	5		9	157.144	18.144	175.288
Personal Contratado	**4**	**11**		**15**	**1.206.854**		**1.206.854**
Profesional y Técnico	4	11		15	1.206.854		1.206.854
TOTAL	**52**	**59**	**45**	**156**	**3.566.292**	**317.660**	**3.883.952**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**1**		**1**	**50.742**
Empleados	1		1	50.742
TOTAL	**1**		**1**	**50.742**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	13.002.373
4.02	Materiales, suministros y mercancías	1.365.504
4.03	Servicios no personales	4.442.992
4.04	Activos reales	281.138
4.07	Transferencias y donaciones	6.090.157
4.08	Otros gastos	160.935
	TOTAL	**25.343.099**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**25.182.164**
INGRESOS CORRIENTES ORDINARIOS	25.182.164
INGRESOS DE LA PROPIEDAD	500.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	500.000
Alquileres	500.000
TRANSFERENCIAS CORRIENTES	24.682.164
Transferencias corrientes del sector público	24.682.164
Transferencias corrientes internas recibidas del sector público	24.682.164
De la República	24.682.164
Recursos Ordinarios	24.682.164
1.2 GASTOS CORRIENTES	**25.061.961**
GASTOS DE CONSUMO	18.971.804
Remuneraciones	13.002.373
Sueldos, salarios y otras retribuciones	3.569.292
Beneficios y complementos de sueldos y salarios	5.473.020
Aportes patronales	862.001
Prestaciones sociales y otras indemnizaciones	1.114.896
Asistencia socioeconómica	1.983.164
Compra de bienes y servicios	5.483.181
Bienes de consumo	1.365.504
Servicios no personales	4.117.677
Impuestos indirectos	325.315
Depreciación y amortización	160.935
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.090.157
Al sector privado	6.090.157
Transferencias corrientes al sector privado	5.890.157
Directas a personas	50.742
Jubilaciones y otros beneficios asociados	50.742
Otras transferencias corrientes internas al sector privado	5.839.415
Donaciones corrientes al sector privado	200.000
Donaciones a personas	200.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**120.203**

2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**281.138**
RECURSOS PROPIOS DE CAPITAL	281.138
Ahorro en cuenta corriente	120.203
Incremento de la depreciación y amortización acumuladas	160.935
2.2 GASTOS DE CAPITAL	**281.138**
INVERSIÓN REAL DIRECTA	281.138
Formación bruta de capital fijo	281.138
Maquinaria, equipos y otros bienes muebles	281.138
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0451

Fundación Villa del Cine

FUNDACIÓN VILLA DEL CINE

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Villa del Cine fue creada el 14 de febrero de 2006, según decreto presidencial N° 3.466 publicado en Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.126 de la misma fecha cuenta con seis años de funcionamiento. Es una productora de cine y medios audiovisuales, capaz de fomentar la industria cinematográfica y audiovisuales desde el estado venezolano, al establecer un sistema de producción y post-producción eficiente y racional, avocada a la realización de obra de interés social y cultural de alta factura, que promuevan los valores establecidos en la constitución de la República Bolivariana de Venezuela, y posibilite a su vez, el dialogo de culturas a través de cooperaciones integración internacional desde la co-producción y prestación de servicios para el desarrollo de obras cinematográficas y audiovisuales.

Su visión es proponer políticas de producción de obras cinematográficas y audiovisuales desde el Estado Venezolano, que impulsen el desarrollo de la industria a través de la disposición de una infraestructura física, tecnológica, personal técnico y profesional formado, que permita brindar servicios de producción y post-producción, con reconocimiento nacional e internacional, contribuyendo así, al alcance y desarrollo de las políticas culturales de democratización de los bienes y servicios culturales de la República Bolivariana de Venezuela.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**38.488.642**
INGRESOS CORRIENTES ORDINARIOS	38.488.642
TRANSFERENCIAS CORRIENTES	38.488.642
Transferencias corrientes del sector público	38.488.642
Transferencias corrientes internas recibidas del sector público	38.488.642
De la República	38.488.642
INGRESOS DE CAPITAL	**3.735.425**
RECURSOS PROPIOS DE CAPITAL	3.735.425
Incremento de la depreciación y amortización acumuladas	3.735.425
TOTAL RECURSOS	**42.224.067**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**41.704.174**
GASTOS DE CONSUMO	41.584.174
Remuneraciones	26.860.852
Sueldos, salarios y otras retribuciones	8.202.476
Beneficios y complementos de sueldos y salarios	6.587.704
Aportes patronales	4.880.717
Prestaciones sociales y otras indemnizaciones	1.545.148
Asistencia socioeconómica	5.644.807
Compra de bienes y servicios	9.408.295
Bienes de consumo	1.970.604
Servicios no personales	7.437.691
Impuestos indirectos	1.579.602
Depreciación y amortización	3.735.425
TRANSFERENCIAS Y DONACIONES CORRIENTES	120.000
Al sector privado	50.000
Transferencias corrientes al sector privado	50.000
Directas a personas	50.000
Otras transferencias directas a personas	50.000
Al sector público	70.000
Transferencias corrientes al sector público	70.000
A los entes descentralizados sin fines empresariales para sus gastos	70.000
GASTOS DE CAPITAL	**519.893**
INVERSIÓN REAL DIRECTA	519.893
Formación bruta de capital fijo	379.893
Maquinaria, equipos y otros bienes muebles	379.893
Bienes intangibles	140.000
TOTAL GASTOS	**42.224.067**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117679	Producción de obras audiovisuales de distintos géneros de alta calidad tecnológica con inclusión social y altos valores culturales	Audiovisual			6		26.942.049			26.942.049
TOTAL							26.942.049			26.942.049

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		6.400.000			6.400.000
02	Gestión administrativa	3.735.425	5.146.593			8.882.018
TOTAL		3.735.425	11.546.593			15.282.018

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**52**	**60**	**21**	**133**	**2.729.850**	**895.194**	**3.625.044**
Alto Nivel y de Dirección		1		1	18.428		18.428
Directivo	11	8	1	20	165.849		165.849
Profesional y Técnico	25	16	9	50	1.202.558	365.400	1.567.958
Personal Administrativo	16	16	9	41	931.544	454.842	1.386.386
Obrero		19	2	21	411.471	74.952	486.423
Personal Contratado	**74**	**97**		**171**	**5.200.069**		**5.200.069**
Profesional y Técnico	42	48		90	3.068.725		3.068.725
Personal Administrativo	32	49		81	2.131.344		2.131.344
TOTAL	**126**	**157**	**21**	**304**	**7.929.919**	**895.194**	**8.825.113**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	26.860.852
4.02	Materiales, suministros y mercancías	1.970.604
4.03	Servicios no personales	9.017.293
4.04	Activos reales	519.893
4.07	Transferencias y donaciones	120.000
4.08	Otros gastos	3.735.425
	TOTAL	**42.224.067**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**38.488.642**
INGRESOS CORRIENTES ORDINARIOS	38.488.642
TRANSFERENCIAS CORRIENTES	38.488.642
Transferencias corrientes del sector público	38.488.642
Transferencias corrientes internas recibidas del sector público	38.488.642
De la República	38.488.642
Recursos Ordinarios	38.488.642
1.2 GASTOS CORRIENTES	**41.704.174**
GASTOS DE CONSUMO	41.584.174
Remuneraciones	26.860.852
Sueldos, salarios y otras retribuciones	8.202.476
Beneficios y complementos de sueldos y salarios	6.587.704
Aportes patronales	4.880.717
Prestaciones sociales y otras indemnizaciones	1.545.148
Asistencia socioeconómica	5.644.807
Compra de bienes y servicios	9.408.295
Bienes de consumo	1.970.604
Servicios no personales	7.437.691
Impuestos indirectos	1.579.602
Depreciación y amortización	3.735.425
TRANSFERENCIAS Y DONACIONES CORRIENTES	120.000
Al sector privado	50.000
Transferencias corrientes al sector privado	50.000
Directas a personas	50.000
Otras transferencias directas a personas	50.000
Al sector público	70.000
Transferencias corrientes al sector público	70.000
A los entes descentralizados sin fines empresariales para sus gastos	70.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(3.215.532)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**519.893**
RECURSOS PROPIOS DE CAPITAL	519.893
Desahorro en cuenta corriente	(3.215.532)
Incremento de la depreciación y amortización acumuladas	3.735.425
2.2 GASTOS DE CAPITAL	**519.893**
INVERSIÓN REAL DIRECTA	519.893
Formación bruta de capital fijo	379.893
Maquinaria, equipos y otros bienes muebles	379.893
Bienes intangibles	140.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0452

Fundación Misión Cultura

FUNDACIÓN MISIÓN CULTURA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Misión Cultura fue creada el 27 de marzo de 2006, según Gaceta Oficial de la República Bolivariana de Venezuela N° 38.406 cuenta con seis años de funcionamiento. Es una Fundación que se encarga de la formación de activadores culturales como licenciados en educación y administración mención desarrollo cultural.

Tiene como misión garantizar, como Institución del Estado el respeto a la inter-culturalidad y la previsión de las condiciones y medios necesarios para enriquecer, proteger y preservar la cultura popular y comunitaria, el patrimonio cultural y la memoria histórica de la nación, en aras de fortalecer la organización del pueblo para el ejercicio del poder popular.

Su visión es ser una institución comprometida en enriquecer, proteger y preservar la cultura popular y comunitaria mediante la formación ideológica, investigación y la difusión en materia cultural.

Para el 2013 prevé ejecutar dos (2) proyectos: “El Circo Venezolano” con el cual estima crear una institución y “Reimpulso de la Misión Cultura para el Fomento de los Valores” que dictará 6.040 talleres.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**70.257.940**
INGRESOS CORRIENTES ORDINARIOS	70.257.940
TRANSFERENCIAS CORRIENTES	70.257.940
Transferencias corrientes del sector público	70.257.940
Transferencias corrientes internas recibidas del sector público	70.257.940
De la República	70.257.940
INGRESOS DE CAPITAL	**1.628.649**
RECURSOS PROPIOS DE CAPITAL	1.628.649
Incremento de la depreciación y amortización acumuladas	1.628.649
TOTAL RECURSOS	**71.886.589**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**71.286.589**
GASTOS DE CONSUMO	70.773.864
Remuneraciones	60.260.017
Sueldos, salarios y otras retribuciones	15.011.352
Beneficios y complementos de sueldos y salarios	24.319.077
Aportes patronales	3.911.458
Prestaciones sociales y otras indemnizaciones	6.117.934
Asistencia socioeconómica	10.900.196
Compra de bienes y servicios	7.902.743
Bienes de consumo	2.763.206
Servicios no personales	5.139.537
Impuestos indirectos	982.455
Depreciación y amortización	1.628.649
TRANSFERENCIAS Y DONACIONES CORRIENTES	512.725
Al sector privado	512.725
Transferencias corrientes al sector privado	512.725
Directas a personas	512.725
Pensiones y otros beneficios asociados	252.725
Jubilaciones y otros beneficios asociados	260.000
GASTOS DE CAPITAL	**600.000**
INVERSIÓN REAL DIRECTA	600.000
Formación bruta de capital fijo	600.000
Maquinaria, equipos y otros bienes muebles	560.000
Construcciones de bienes de dominio privado	40.000
TOTAL GASTOS	**71.886.589**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118299	El circo venezolano	Institución			1		4.857.037			4.857.037
118332	Reimpulso de la Misión Cultura para el fomento de los valores	Taller			6.040		44.323.521			44.323.521
TOTAL							**49.180.558**			**49.180.558**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		18.785.167			18.785.167
02	Gestión administrativa	1.628.649	1.779.490			3.408.139
03	Previsión y protección social		512.725			512.725
TOTAL		**1.628.649**	**21.077.382**			**22.706.031**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**230**	**157**	**30**	**417**	**10.241.609**	**3.785.303**	**14.026.912**
Alto Nivel y de Dirección			1	1	28.770	32.426	61.196
Directivo	12	14	14	40	795.825	439.262	1.235.087
Profesional y Técnico	22	12	4	38	747.186	403.900	1.151.086
Personal Administrativo	50	30	2	82	1.612.348	871.574	2.483.922
Personal Docente	144	88	9	241	6.825.571	2.038.141	8.863.712
Obrero	2	13		15	231.909		231.909
Personal Contratado	**76**	**79**		**155**	**4.769.743**		**4.769.743**
Directivo	3	2		5	176.929		176.929
Profesional y Técnico	11	25		36	1.460.760		1.460.760
Personal Administrativo	13	14		27	654.000		654.000
Personal Docente	49	38		87	2.478.054		2.478.054
TOTAL	**306**	**236**	**30**	**572**	**15.011.352**	**3.785.303**	**18.796.655**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**3**	**3**	**6**	**252.725**
Empleados	2	1	3	126.362
Docentes	1	2	3	126.363
Jubilados		**3**	**3**	**260.000**
Docentes		3	3	260.000
TOTAL	**3**	**6**	**9**	**512.725**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	60.260.017
4.02	Materiales, suministros y mercancías	2.763.206
4.03	Servicios no personales	6.121.992
4.04	Activos reales	600.000
4.07	Transferencias y donaciones	512.725
4.08	Otros gastos	1.628.649
	TOTAL	**71.886.589**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**70.257.940**
INGRESOS CORRIENTES ORDINARIOS	70.257.940
TRANSFERENCIAS CORRIENTES	70.257.940
Transferencias corrientes del sector público	70.257.940
Transferencias corrientes internas recibidas del sector público	70.257.940
De la República	70.257.940
Recursos Ordinarios	70.257.940
1.2 GASTOS CORRIENTES	**71.286.589**
GASTOS DE CONSUMO	70.773.864
Remuneraciones	60.260.017
Sueldos, salarios y otras retribuciones	15.011.352
Beneficios y complementos de sueldos y salarios	24.319.077
Aportes patronales	3.911.458
Prestaciones sociales y otras indemnizaciones	6.117.934
Asistencia socioeconómica	10.900.196
Compra de bienes y servicios	7.902.743
Bienes de consumo	2.763.206
Servicios no personales	5.139.537
Impuestos indirectos	982.455
Depreciación y amortización	1.628.649
TRANSFERENCIAS Y DONACIONES CORRIENTES	512.725
Al sector privado	512.725
Transferencias corrientes al sector privado	512.725
Directas a personas	512.725
Pensiones y otros beneficios asociados	252.725
Jubilaciones y otros beneficios asociados	260.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.028.649)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**600.000**
RECURSOS PROPIOS DE CAPITAL	600.000
Desahorro en cuenta corriente	(1.028.649)
Incremento de la depreciación y amortización acumuladas	1.628.649
2.2 GASTOS DE CAPITAL	**600.000**
INVERSIÓN REAL DIRECTA	600.000
Formación bruta de capital fijo	600.000
Maquinaria, equipos y otros bienes muebles	560.000
Construcciones de bienes de dominio privado	40.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0453

Fundación Editorial El Perro y La Rana

FUNDACIÓN EDITORIAL EL PERRO Y LA RANA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Editorial el Perro y la Rana es una institución del Ministerio del Poder Popular para la Cultura cuyo objetivo es realizar publicaciones masivas de libros de calidad y a bajos costos, que promuevan la lectura y la escritura en el pueblo venezolano, por medio de una serie de colecciones las cuales serán difundidas y distribuidas en el ámbito nacional e internacional, aunado a la visión de ser una organización editorial del Estado, que contribuya al desarrollo cultural de Venezuela, implementando las políticas educativas, sociales, económicas y culturales del Gobierno Bolivariano permitiendo el rescate e identificación con nuestras tradiciones y costumbres para lograr así, el progresivo desarrollo del país con una eficiente administración de los recursos provenientes del Ejecutivo Nacional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**18.643.874**
INGRESOS CORRIENTES ORDINARIOS	18.643.874
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	200.000
Venta de otros bienes y servicios	200.000
TRANSFERENCIAS CORRIENTES	18.443.874
Transferencias corrientes del sector público	18.443.874
Transferencias corrientes internas recibidas del sector público	18.443.874
De la República	18.443.874
INGRESOS DE CAPITAL	**339.000**
RECURSOS PROPIOS DE CAPITAL	339.000
Incremento de la depreciación y amortización acumuladas	339.000
FUENTES DE FINANCIAMIENTO	**456.462**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	456.462
Disminución de otros activos financieros	456.462
Disminución de disponibilidades	456.462
Disminución de bancos	456.462
TOTAL RECURSOS	**19.439.336**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**18.764.336**
GASTOS DE CONSUMO	18.764.336
Remuneraciones	13.737.793
Sueldos, salarios y otras retribuciones	4.071.933
Beneficios y complementos de sueldos y salarios	5.210.578
Aportes patronales	1.218.532
Prestaciones sociales y otras indemnizaciones	1.321.068
Asistencia socioeconómica	1.915.682
Compra de bienes y servicios	4.687.543
Bienes de consumo	834.543
Servicios no personales	3.853.000
Depreciación y amortización	339.000
GASTOS DE CAPITAL	**595.000**
INVERSIÓN REAL DIRECTA	595.000
Formación bruta de capital fijo	595.000
Maquinaria, equipos y otros bienes muebles	595.000
APLICACIONES FINANCIERAS	**80.000**
DISMINUCIÓN DE PASIVOS	80.000
Disminución de cuentas y efectos por pagar	80.000
Disminución de cuentas y efectos por pagar a corto plazo	80.000
Disminución cuentas por pagar a proveedores a corto plazo	80.000
TOTAL GASTOS	**19.439.336**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116936	Edición y producción de títulos y revistas	Arte Final			900		12.910.712			12.910.712
TOTAL							12.910.712			12.910.712

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	50.000	4.706.081			4.756.081
02	Gestión administrativa	945.462	732.081			1.677.543
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		95.000			95.000
TOTAL		995.462	5.533.162			6.528.624

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**65**	**66**		**131**	**2.601.000**	**285.800**	**2.886.800**
Alto Nivel y de Dirección		1		1	24.570	54.000	78.570
Directivo	19	9		28	525.293		525.293
Profesional y Técnico	39	38		77	1.635.300	210.447	1.845.747
Personal Administrativo	4	1		5	98.733	2.621	101.354
Obrero	3	17		20	317.104	18.732	335.836
Personal Contratado	**19**	**10**		**29**	**531.164**		**531.164**
Profesional y Técnico	15	9		24	437.520		437.520
Personal Administrativo	4	1		5	93.644		93.644
TOTAL	**84**	**76**		**160**	**3.132.164**	**285.800**	**3.417.964**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	13.737.793
4.02	Materiales, suministros y mercancías	834.543
4.03	Servicios no personales	3.853.000
4.04	Activos reales	595.000
4.08	Otros gastos	339.000
4.11	Disminución de pasivos	80.000
	TOTAL	**19.439.336**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**18.643.874**
INGRESOS CORRIENTES ORDINARIOS	18.643.874
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	200.000
Venta de otros bienes y servicios	200.000
TRANSFERENCIAS CORRIENTES	18.443.874
Transferencias corrientes del sector público	18.443.874
Transferencias corrientes internas recibidas del sector público	18.443.874
De la República	18.443.874
Recursos Ordinarios	18.443.874
1.2 GASTOS CORRIENTES	**18.764.336**
GASTOS DE CONSUMO	18.764.336
Remuneraciones	13.737.793
Sueldos, salarios y otras retribuciones	4.071.933
Beneficios y complementos de sueldos y salarios	5.210.578
Aportes patronales	1.218.532
Prestaciones sociales y otras indemnizaciones	1.321.068
Asistencia socioeconómica	1.915.682
Compra de bienes y servicios	4.687.543
Bienes de consumo	834.543
Servicios no personales	3.853.000
Depreciación y amortización	339.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(120.462)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**218.538**
RECURSOS PROPIOS DE CAPITAL	218.538
Desahorro en cuenta corriente	(120.462)
Incremento de la depreciación y amortización acumuladas	339.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**595.000**
INVERSIÓN REAL DIRECTA	595.000
Formación bruta de capital fijo	595.000
Maquinaria, equipos y otros bienes muebles	595.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(376.462)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**456.462**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	456.462
Disminución de otros activos financieros	456.462
Disminución de disponibilidades	456.462
Disminución de bancos	456.462
3.2 APLICACIONES FINANCIERAS	**456.462**
DISMINUCIÓN DE PASIVOS	80.000
Disminución de cuentas y efectos por pagar	80.000
Disminución de cuentas y efectos por pagar a corto plazo	80.000
Disminución cuentas por pagar a proveedores a corto plazo	80.000
DÉFICIT FINANCIERO	376.462

A0454

Fundación Distribuidora Nacional de Cine, Amazonía Films

FUNDACIÓN DISTRIBUIDORA NACIONAL DE CINE, AMAZONÍA FILMS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Distribuidora Nacional de Cine Amazonía Films, es una institución del Ministerio del Poder Popular para la Cultura, cuyo objetivo es promover e impulsar la distribución de películas y materiales audiovisuales tanto a nivel nacional como internacional y busca fomentar la diversidad y calidad de la oferta fílmica disponible en Venezuela, teniendo como norte la facilitación de su acceso al disfrute del pueblo venezolano, orientada a la formulación de las políticas referidas a las artes de la imagen y el espacio, las cuales abarcan las artes visuales, el diseño, la fotografía, la artesanía, la arquitectura y manifestaciones afines.

Su misión es promover y distribuir el cine de alto interés artístico que fomente la multiculturalidad y provenga de naciones cuyas producciones hayan sido poco difundidas en Venezuela, así como asegurar la distribución de obras audiovisuales venezolanas a nivel mundial.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**8.499.406**
INGRESOS CORRIENTES ORDINARIOS	8.499.406
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	600.000
Venta de otros bienes y servicios	600.000
TRANSFERENCIAS CORRIENTES	7.899.406
Transferencias corrientes del sector público	7.899.406
Transferencias corrientes internas recibidas del sector público	7.899.406
De la República	7.899.406
INGRESOS DE CAPITAL	**94.000**
RECURSOS PROPIOS DE CAPITAL	94.000
Incremento de la depreciación y amortización acumuladas	94.000
TOTAL RECURSOS	**8.593.406**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**7.853.406**
GASTOS DE CONSUMO	7.740.683
Remuneraciones	4.361.409
Sueldos, salarios y otras retribuciones	725.873
Beneficios y complementos de sueldos y salarios	2.353.526
Aportes patronales	155.319
Prestaciones sociales y otras indemnizaciones	478.429
Asistencia socioeconómica	645.262
Otros gastos de personal	3.000
Compra de bienes y servicios	3.105.274
Bienes de consumo	350.500
Servicios no personales	2.754.774
Impuestos indirectos	180.000
Depreciación y amortización	94.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	112.723
Al sector privado	112.723
Transferencias corrientes al sector privado	112.723
Directas a personas	112.723
Jubilaciones y otros beneficios asociados	112.723
GASTOS DE CAPITAL	**740.000**
INVERSIÓN REAL DIRECTA	740.000
Formación bruta de capital fijo	140.000
Maquinaria, equipos y otros bienes muebles	140.000
Bienes intangibles	600.000
TOTAL GASTOS	**8.593.406**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118069	Cine venezolano en revolución	Película			49.559	495.000	4.409.944			4.904.944
118086	Festival de Cine Latinoamericano y Caribeño de Margarita	Festival			1	105.000	1.119.640			1.224.640
TOTAL						600.000	5.529.584			6.129.584

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		1.514.599			1.514.599
02	Gestión administrativa	94.000	742.500			836.500
03	Previsión y protección social		112.723			112.723
TOTAL		94.000	2.369.822			2.463.822

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**14**	**15**		**29**	**725.873**	**32.952**	**758.825**
Alto Nivel y de Dirección		1		1	24.570		24.570
Directivo	9	9		18	442.263		442.263
Profesional y Técnico	1	2		3	81.577	11.736	93.313
Personal Administrativo	2	1		3	77.323	15.552	92.875
Obrero	2	2		4	100.140	5.664	105.804
TOTAL	14	15		29	725.873	32.952	758.825

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados		**1**	**1**	**112.723**
Alto Nivel y de Dirección		1	1	112.723
TOTAL		1	1	112.723

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	4.361.409
4.02	Materiales, suministros y mercancías	350.500
4.03	Servicios no personales	2.934.774
4.04	Activos reales	740.000
4.07	Transferencias y donaciones	112.723
4.08	Otros gastos	94.000
	TOTAL	**8.593.406**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**8.499.406**
INGRESOS CORRIENTES ORDINARIOS	8.499.406
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	600.000
Venta de otros bienes y servicios	600.000
TRANSFERENCIAS CORRIENTES	7.899.406
Transferencias corrientes del sector público	7.899.406
Transferencias corrientes internas recibidas del sector público	7.899.406
De la República	7.899.406
Recursos Ordinarios	7.899.406
1.2 GASTOS CORRIENTES	**7.853.406**
GASTOS DE CONSUMO	7.740.683
Remuneraciones	4.361.409
Sueldos, salarios y otras retribuciones	725.873
Beneficios y complementos de sueldos y salarios	2.353.526
Aportes patronales	155.319
Prestaciones sociales y otras indemnizaciones	478.429
Asistencia socioeconómica	645.262
Otros gastos de personal	3.000
Compra de bienes y servicios	3.105.274
Bienes de consumo	350.500
Servicios no personales	2.754.774
Impuestos indirectos	180.000
Depreciación y amortización	94.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	112.723
Al sector privado	112.723
Transferencias corrientes al sector privado	112.723
Directas a personas	112.723
Jubilaciones y otros beneficios asociados	112.723
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**646.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**740.000**
RECURSOS PROPIOS DE CAPITAL	740.000
Ahorro en cuenta corriente	646.000
Incremento de la depreciación y amortización acumuladas	94.000
2.2 GASTOS DE CAPITAL	**740.000**
INVERSIÓN REAL DIRECTA	740.000
Formación bruta de capital fijo	140.000
Maquinaria, equipos y otros bienes muebles	140.000
Bienes intangibles	600.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0459

Fundación Red de Arte

FUNDACIÓN RED DE ARTE

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Red de Arte, es una Institución del Ministerio del Poder Popular para la Cultura cuyo objetivo es representar y promocionar la producción de bienes culturales producidos por los creadores artísticos de las diferentes regiones del país; contribuyendo a impulsar la valoración, proyección y consolidación del sentido de permanencia, identidad y de preservación de los valores y desarrollar estrategias de formación artística, desde el punto de vista de sus capacidades y potencial creativo, así como garantizar la participación del talento artístico en el mercado nacional, mediante la creación de espacios para la comercialización de la producción de los bienes culturales.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**14.905.251**
INGRESOS CORRIENTES ORDINARIOS	14.905.251
INGRESOS DE OPERACIÓN	900.000
Otros ingresos de operación	900.000
TRANSFERENCIAS CORRIENTES	14.005.251
Transferencias corrientes del sector público	14.005.251
Transferencias corrientes internas recibidas del sector público	14.005.251
De la República	14.005.251
INGRESOS DE CAPITAL	**12.000**
RECURSOS PROPIOS DE CAPITAL	12.000
Incremento de la depreciación y amortización acumuladas	12.000
TOTAL RECURSOS	**14.917.251**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**14.837.251**
GASTOS DE CONSUMO	14.837.251
Remuneraciones	10.908.016
Sueldos, salarios y otras retribuciones	2.572.647
Beneficios y complementos de sueldos y salarios	4.691.376
Aportes patronales	740.637
Prestaciones sociales y otras indemnizaciones	820.324
Asistencia socioeconómica	2.083.032
Compra de bienes y servicios	3.917.235
Bienes de consumo	1.620.122
Servicios no personales	2.297.113
Depreciación y amortización	12.000
GASTOS DE CAPITAL	**80.000**
INVERSIÓN REAL DIRECTA	80.000
Formación bruta de capital fijo	80.000
Edificios e instalaciones	10.000
Maquinaria, equipos y otros bienes muebles	70.000
TOTAL GASTOS	**14.917.251**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118139	Artesanos y artesanas en red	Evento			1.480	900.000	9.803.676			10.703.676
TOTAL						900.000	9.803.676			10.703.676

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		3.687.486			3.687.486
02	Gestión administrativa	12.000	514.089			526.089
TOTAL		12.000	4.201.575			4.213.575

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**50**	**38**	**4**	**92**	**2.019.397**	**275.280**	**2.294.677**
Alto Nivel y de Dirección	1			1	20.470		20.470
Directivo	9	6	3	18	368.556		368.556
Profesional y Técnico	31	16	1	48	917.306	152.672	1.069.978
Personal Administrativo	7	8		15	493.935	82.208	576.143
Obrero	2	8		10	219.130	40.400	259.530
Personal Contratado	**3**	**13**		**16**	**553.250**		**553.250**
Profesional y Técnico	3	13		16	553.250		553.250
TOTAL	**53**	**51**	**4**	**108**	**2.572.647**	**275.280**	**2.847.927**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	10.908.016
4.02	Materiales, suministros y mercancías	1.620.122
4.03	Servicios no personales	2.297.113
4.04	Activos reales	80.000
4.08	Otros gastos	12.000
	TOTAL	**14.917.251**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**14.905.251**
INGRESOS CORRIENTES ORDINARIOS	14.905.251
INGRESOS DE OPERACIÓN	900.000
Otros ingresos de operación	900.000
TRANSFERENCIAS CORRIENTES	14.005.251
Transferencias corrientes del sector público	14.005.251
Transferencias corrientes internas recibidas del sector público	14.005.251
De la República	14.005.251
Recursos Ordinarios	14.005.251
1.2 GASTOS CORRIENTES	**14.837.251**
GASTOS DE CONSUMO	14.837.251
Remuneraciones	10.908.016
Sueldos, salarios y otras retribuciones	2.572.647
Beneficios y complementos de sueldos y salarios	4.691.376
Aportes patronales	740.637
Prestaciones sociales y otras indemnizaciones	820.324
Asistencia socioeconómica	2.083.032
Compra de bienes y servicios	3.917.235
Bienes de consumo	1.620.122
Servicios no personales	2.297.113
Depreciación y amortización	12.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**68.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**80.000**
RECURSOS PROPIOS DE CAPITAL	80.000
Ahorro en cuenta corriente	68.000
Incremento de la depreciación y amortización acumuladas	12.000
2.2 GASTOS DE CAPITAL	**80.000**
INVERSIÓN REAL DIRECTA	80.000
Formación bruta de capital fijo	80.000
Edificios e instalaciones	10.000
Maquinaria, equipos y otros bienes muebles	70.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0462
Fundación Imprenta de la Cultura

FUNDACIÓN IMPRENTA DE LA CULTURA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación fue creada mediante Decreto N° 5061 de fecha 18 de Diciembre de 2006, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.587 de fecha 19 de Diciembre de 2006.

Su misión es garantizar la soberanía editorial y el acceso al conocimiento mediante la imprenta gráfica, estimulando la ejecución de procesos eficientes y racionales que permitan impulsar un cambio cultural, enalteciendo la grandeza de nuestros valores, orientando esfuerzos al rescate de la identidad nacional, en los distintos ámbitos de la cultura y en aras de lograr una mejor calidad de vida de los venezolanos y venezolanas.

La Fundación para el año 2013 formuló dos (2) Proyectos: "Imprenta cultural para el pensamiento crítico" y "Fortalecimiento de los sistemas administrativos, operativos y gerenciales para la optimización del proceso productivo en la Imprenta de la Cultura", con los cuales prevé publicar 10.680.000 libros y realizar seis (6) manuales de normas y procedimientos, veinticuatro (24) cursos o talleres, un (1) programa de reestructuración de la gestión institucional y veinte (20) adecuaciones de la infraestructura de la institución.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**29.758.428**
INGRESOS CORRIENTES ORDINARIOS	29.758.428
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.379.659
Venta de otros bienes y servicios	2.379.659
TRANSFERENCIAS CORRIENTES	27.378.769
Transferencias corrientes del sector público	27.378.769
Transferencias corrientes internas recibidas del sector público	27.378.769
De la República	27.378.769
INGRESOS DE CAPITAL	**100.000**
RECURSOS PROPIOS DE CAPITAL	100.000
Incremento de la depreciación y amortización acumuladas	100.000
TOTAL RECURSOS	**29.858.428**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**26.178.428**
GASTOS DE CONSUMO	26.128.428
Remuneraciones	17.029.962
Sueldos, salarios y otras retribuciones	3.662.509
Beneficios y complementos de sueldos y salarios	7.910.260
Aportes patronales	1.147.819
Prestaciones sociales y otras indemnizaciones	1.675.906
Asistencia socioeconómica	2.633.468
Compra de bienes y servicios	8.998.466
Bienes de consumo	5.399.075
Servicios no personales	3.599.391
Depreciación y amortización	100.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	50.000
Al sector privado	50.000
Donaciones corrientes al sector privado	50.000
Donaciones a personas	50.000
GASTOS DE CAPITAL	**3.380.000**
INVERSIÓN REAL DIRECTA	3.380.000
Formación bruta de capital fijo	3.350.000
Edificios e instalaciones	996.000
Maquinaria, equipos y otros bienes muebles	948.000
Bienes preexistentes	1.406.000
Bienes intangibles	30.000
APLICACIONES FINANCIERAS	**300.000**
DISMINUCIÓN DE PASIVOS	300.000
Disminución de cuentas y efectos por pagar	300.000
Disminución de cuentas y efectos por pagar a corto plazo	300.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	300.000
TOTAL GASTOS	**29.858.428**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117076	Imprenta cultural para el pensamiento critico	Ejemplar			10.680.000	2.479.659	18.955.876			21.435.535
117122	Fortalecimiento de los sistemas administrativos, operativos y gerenciales para la optimización del proceso productivo en la Imprenta de la Cultura	Manual			6		2.947.139			2.947.139
TOTAL						**2.479.659**	**21.903.015**			**24.382.674**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		4.259.031			4.259.031
02	Gestión administrativa		1.216.723			1.216.723
TOTAL			**5.475.754**			**5.475.754**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**63**	**112**	**12**	**187**	**3.523.298**	**1.157.265**	**4.680.563**
Alto Nivel y de Dirección		1		1	18.429	31.500	49.929
Directivo	15	10	9	34	626.540	911.700	1.538.240
Profesional y Técnico	11	2	1	14	264.288		264.288
Obrero	37	99	2	138	2.614.041	214.065	2.828.106
Personal Contratado		**4**		**4**	**75.511**		**75.511**
Profesional y Técnico		4		4	75.511		75.511
TOTAL	**63**	**116**	**12**	**191**	**3.598.809**	**1.157.265**	**4.756.074**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	17.029.962
4.02	Materiales, suministros y mercancías	5.399.075
4.03	Servicios no personales	3.599.391
4.04	Activos reales	3.380.000
4.07	Transferencias y donaciones	50.000
4.08	Otros gastos	100.000
4.11	Disminución de pasivos	300.000
	TOTAL	**29.858.428**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**29.758.428**
INGRESOS CORRIENTES ORDINARIOS	29.758.428
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.379.659
Venta de otros bienes y servicios	2.379.659
TRANSFERENCIAS CORRIENTES	27.378.769
Transferencias corrientes del sector público	27.378.769
Transferencias corrientes internas recibidas del sector público	27.378.769
De la República	27.378.769
Recursos Ordinarios	27.378.769
1.2 GASTOS CORRIENTES	**26.178.428**
GASTOS DE CONSUMO	26.128.428
Remuneraciones	17.029.962
Sueldos, salarios y otras retribuciones	3.662.509
Beneficios y complementos de sueldos y salarios	7.910.260
Aportes patronales	1.147.819
Prestaciones sociales y otras indemnizaciones	1.675.906
Asistencia socioeconómica	2.633.468
Compra de bienes y servicios	8.998.466
Bienes de consumo	5.399.075
Servicios no personales	3.599.391
Depreciación y amortización	100.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	50.000
Al sector privado	50.000
Donaciones corrientes al sector privado	50.000
Donaciones a personas	50.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.580.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.680.000**
RECURSOS PROPIOS DE CAPITAL	3.680.000
Ahorro en cuenta corriente	3.580.000
Incremento de la depreciación y amortización acumuladas	100.000
2.2 GASTOS DE CAPITAL	**3.380.000**
INVERSIÓN REAL DIRECTA	3.380.000
Formación bruta de capital fijo	3.350.000
Edificios e instalaciones	996.000
Maquinaria, equipos y otros bienes muebles	948.000
Bienes preexistentes	1.406.000
Bienes intangibles	30.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**300.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**300.000**
SUPERÁVIT FINANCIERO	300.000
3.2 APLICACIONES FINANCIERAS	**300.000**
DISMINUCIÓN DE PASIVOS	300.000
Disminución de cuentas y efectos por pagar	300.000
Disminución de cuentas y efectos por pagar a corto plazo	300.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	300.000

A0469

Fundación Centro Nacional del Disco (CENDIS)

FUNDACIÓN CENTRO NACIONAL DEL DISCO (CENDIS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación tiene como visión ser el instituto a través del cual el Estado venezolano coordine, promueva y ejecute las políticas y lineamientos en materia discográfica, destinados a recuperar, reactivar, afianzar y difundir la identidad cultural del pueblo venezolano mediante la producción y comercialización a nivel nacional e internacional de discos compactos (CD's), discos versátiles digitales (DVD's), u otros soportes materiales que contengan obras musicales o audiovisuales.

Para el año 2013, tienen previsto producir 150 títulos a través del proyecto "Artistas y Agrupaciones Profundizando la Acción Social y Patrimonial".

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**16.133.765**
INGRESOS CORRIENTES ORDINARIOS	16.133.765
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	200.000
Venta de otros bienes y servicios	200.000
TRANSFERENCIAS CORRIENTES	15.933.765
Transferencias corrientes del sector público	15.933.765
Transferencias corrientes internas recibidas del sector público	15.933.765
De la República	15.933.765
INGRESOS DE CAPITAL	**232.341**
RECURSOS PROPIOS DE CAPITAL	232.341
Incremento de la depreciación y amortización acumuladas	232.341
TOTAL RECURSOS	**16.366.106**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**16.266.106**
GASTOS DE CONSUMO	16.266.106
Remuneraciones	11.343.469
Sueldos, salarios y otras retribuciones	1.632.450
Beneficios y complementos de sueldos y salarios	3.728.736
Aportes patronales	750.404
Prestaciones sociales y otras indemnizaciones	1.056.494
Asistencia socioeconómica	2.391.399
Otros gastos de personal	1.783.986
Compra de bienes y servicios	4.690.296
Bienes de consumo	806.122
Servicios no personales	3.884.174
Depreciación y amortización	232.341
GASTOS DE CAPITAL	**100.000**
INVERSIÓN REAL DIRECTA	100.000
Formación bruta de capital fijo	100.000
Maquinaria, equipos y otros bienes muebles	100.000
TOTAL GASTOS	**16.366.106**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116755	Artistas y Agrupaciones Profundizando la acción social y patrimonial	Título			150		11.153.636			11.153.636
TOTAL							11.153.636			11.153.636

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		3.528.278			3.528.278
02	Gestión administrativa	432.341	1.231.851			1.664.192
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		20.000			20.000
TOTAL		432.341	4.780.129			5.212.470

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	19	34	21	74	1.465.650	145.116	1.610.766
Alto Nivel y de Dirección		1		1	24.571		24.571
Directivo	8	16	3	27	522.056	49.208	571.264
Profesional y Técnico	5	11	17	33	638.068	60.142	698.210
Personal Administrativo	3	1		4	77.342	7.290	84.632
Obrero	3	5	1	9	203.613	28.476	232.089
Personal Contratado	4	1		5	166.800		166.800
Profesional y Técnico		1		1	33.360		33.360
Personal Administrativo	4			4	133.440		133.440
TOTAL	23	35	21	79	1.632.450	145.116	1.777.566

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	11.343.469
4.02	Materiales, suministros y mercancías	806.122
4.03	Servicios no personales	3.884.174
4.04	Activos reales	100.000
4.08	Otros gastos	232.341
	TOTAL	**16.366.106**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**16.133.765**
INGRESOS CORRIENTES ORDINARIOS	16.133.765
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	200.000
Venta de otros bienes y servicios	200.000
TRANSFERENCIAS CORRIENTES	15.933.765
Transferencias corrientes del sector público	15.933.765
Transferencias corrientes internas recibidas del sector público	15.933.765
De la República	15.933.765
Recursos Ordinarios	15.933.765
1.2 GASTOS CORRIENTES	**16.266.106**
GASTOS DE CONSUMO	16.266.106
Remuneraciones	11.343.469
Sueldos, salarios y otras retribuciones	1.632.450
Beneficios y complementos de sueldos y salarios	3.728.736
Aportes patronales	750.404
Prestaciones sociales y otras indemnizaciones	1.056.494
Asistencia socioeconómica	2.391.399
Otros gastos de personal	1.783.986
Compra de bienes y servicios	4.690.296
Bienes de consumo	806.122
Servicios no personales	3.884.174
Depreciación y amortización	232.341
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(132.341)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**100.000**
RECURSOS PROPIOS DE CAPITAL	100.000
Desahorro en cuenta corriente	(132.341)
Incremento de la depreciación y amortización acumuladas	232.341
2.2 GASTOS DE CAPITAL	**100.000**
INVERSIÓN REAL DIRECTA	100.000
Formación bruta de capital fijo	100.000
Maquinaria, equipos y otros bienes muebles	100.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0486

Fundación Centro Nacional de la Historia

FUNDACIÓN CENTRO NACIONAL DE LA HISTORIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Fundación Centro Nacional de la Historia tiene como misión ejercer la rectoría de las políticas y desarrollar las acciones y actividades del Estado venezolano en lo concerniente al conocimiento, investigación, resguardo y difusión de la historia nacional y la memoria colectiva y patrimonio histórico de pueblo, garantizando el derecho de las comunidades a participar en el enriquecimiento de los mismos.

Para el año 2013, tiene previsto realizar 50 investigaciones a través del proyecto "Socialización de la memoria histórica del pueblo venezolano".

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**24.645.298**
INGRESOS CORRIENTES ORDINARIOS	24.645.298
TRANSFERENCIAS CORRIENTES	24.645.298
Transferencias corrientes del sector público	24.645.298
Transferencias corrientes internas recibidas del sector público	24.645.298
De la República	24.645.298
INGRESOS DE CAPITAL	**6.601**
RECURSOS PROPIOS DE CAPITAL	6.601
Incremento de la depreciación y amortización acumuladas	6.601
TOTAL RECURSOS	**24.651.899**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**24.572.899**
GASTOS DE CONSUMO	24.115.474
Remuneraciones	17.285.795
Sueldos, salarios y otras retribuciones	4.120.532
Beneficios y complementos de sueldos y salarios	6.844.448
Aportes patronales	767.555
Prestaciones sociales y otras indemnizaciones	2.132.712
Asistencia socioeconómica	3.420.548
Compra de bienes y servicios	6.089.985
Bienes de consumo	2.221.265
Servicios no personales	3.868.720
Impuestos indirectos	733.093
Depreciación y amortización	6.601
TRANSFERENCIAS Y DONACIONES CORRIENTES	457.425
Al sector privado	457.425
Transferencias corrientes al sector privado	457.425
Directas a personas	457.425
Jubilaciones y otros beneficios asociados	457.425
GASTOS DE CAPITAL	**79.000**
INVERSIÓN REAL DIRECTA	79.000
Formación bruta de capital fijo	79.000
Maquinaria, equipos y otros bienes muebles	79.000
TOTAL GASTOS	**24.651.899**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116767	Socialización de la memoria histórica del pueblo venezolano	Investigación			50		18.608.560			18.608.560
TOTAL							18.608.560			18.608.560

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		3.685.822			3.685.822
02	Gestión administrativa	6.601	1.893.491			1.900.092
03	Previsión y protección social		457.425			457.425
TOTAL		6.601	6.036.738			6.043.339

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**9**	**28**		**37**	**1.316.377**	**322.779**	**1.639.156**
Alto Nivel y de Dirección	2	3		5	159.149		159.149
Profesional y Técnico	2	2		4	53.832		53.832
Personal de Investigación	3	7		10	461.312		461.312
Obrero	2	16		18	642.084	322.779	964.863
Personal Contratado	**18**	**40**		**58**	**2.421.376**		**2.421.376**
Profesional y Técnico	18	40		58	2.421.376		2.421.376
TOTAL	**27**	**68**		**95**	**3.737.753**	**322.779**	**4.060.532**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**3**	**3**	**6**	**457.425**
Empleados	3	3	6	457.425
TOTAL	**3**	**3**	**6**	**457.425**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	17.285.795
4.02	Materiales, suministros y mercancías	2.221.265
4.03	Servicios no personales	4.601.813
4.04	Activos reales	79.000
4.07	Transferencias y donaciones	457.425
4.08	Otros gastos	6.601
	TOTAL	**24.651.899**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**24.645.298**
INGRESOS CORRIENTES ORDINARIOS	24.645.298
TRANSFERENCIAS CORRIENTES	24.645.298
Transferencias corrientes del sector público	24.645.298
Transferencias corrientes internas recibidas del sector público	24.645.298
De la República	24.645.298
Recursos Ordinarios	24.645.298
1.2 GASTOS CORRIENTES	**24.572.899**
GASTOS DE CONSUMO	24.115.474
Remuneraciones	17.285.795
Sueldos, salarios y otras retribuciones	4.120.532
Beneficios y complementos de sueldos y salarios	6.844.448
Aportes patronales	767.555
Prestaciones sociales y otras indemnizaciones	2.132.712
Asistencia socioeconómica	3.420.548
Compra de bienes y servicios	6.089.985
Bienes de consumo	2.221.265
Servicios no personales	3.868.720
Impuestos indirectos	733.093
Depreciación y amortización	6.601
TRANSFERENCIAS Y DONACIONES CORRIENTES	457.425
Al sector privado	457.425
Transferencias corrientes al sector privado	457.425
Directas a personas	457.425
Jubilaciones y otros beneficios asociados	457.425
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**72.399**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**79.000**
RECURSOS PROPIOS DE CAPITAL	79.000
Ahorro en cuenta corriente	72.399
Incremento de la depreciación y amortización acumuladas	6.601

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**79.000**
INVERSIÓN REAL DIRECTA	79.000
Formación bruta de capital fijo	79.000
Maquinaria, equipos y otros bienes muebles	79.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0821

Centro Nacional Autónomo de Cinematografía (CNAC)

CENTRO NACIONAL AUTÓNOMO DE CINEMATOGRAFÍA (CNAC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Centro Nacional Autónomo de Cinematografía (CNAC) formula el presupuesto correspondiente al Ejercicio Fiscal 2013, a los fines de cubrir las necesidades de la institución y poder desarrollar las actividades inherentes a sus objetivos, en lo previsto en la Ley de la Cinematografía Nacional, en sus artículos 39 y 40, así como lo dispuesto en la Ley de Presupuesto 2013 y las directrices de los Órganos Controladores, en materia cinematográfica (Producción, Distribución, Exhibición, Post Producción, Comercialización y Difusión de Obras Cinematográficas). Los recursos serán destinados a los proyectos: "Laboratorio del cine y el audiovisual de Venezuela", "Estímulo y fomento a la creación y la producción cinematográfica" y "Comercialización y promoción cinematográfica"

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**173.013.460**
INGRESOS CORRIENTES ORDINARIOS	173.013.460
INGRESOS NO TRIBUTARIOS	154.521.675
Tasas	212.992
Ingresos por contribuciones especiales	154.308.683
TRANSFERENCIAS CORRIENTES	18.491.785
Transferencias corrientes del sector público	18.491.785
Transferencias corrientes internas recibidas del sector público	18.491.785
De la República	18.491.785
INGRESOS DE CAPITAL	**1.334.562**
RECURSOS PROPIOS DE CAPITAL	1.334.562
Incremento de la depreciación y amortización acumuladas	1.334.562
TOTAL RECURSOS	**174.348.022**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**144.922.588**
GASTOS DE CONSUMO	52.622.906
Remuneraciones	21.701.589
Sueldos, salarios y otras retribuciones	7.773.850
Beneficios y complementos de sueldos y salarios	8.218.887
Aportes patronales	904.487
Prestaciones sociales y otras indemnizaciones	1.720.034
Asistencia socioeconómica	3.084.331
Compra de bienes y servicios	29.586.755
Bienes de consumo	3.635.103
Servicios no personales	25.951.652
Depreciación y amortización	1.334.562
TRANSFERENCIAS Y DONACIONES CORRIENTES	92.299.682
Al sector privado	79.266.447
Transferencias corrientes al sector privado	79.240.447
Directas a personas	4.500.396
Pensiones y otros beneficios asociados	99.528
Jubilaciones y otros beneficios asociados	232.190
Otras transferencias directas a personas	4.168.678
Otras transferencias corrientes internas al sector privado	74.740.051
Donaciones corrientes al sector privado	26.000
Donaciones a personas	26.000
Al sector público	6.271.500
Transferencias corrientes al sector público	6.271.500
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	6.271.500
Al sector externo	6.761.735
Transferencias corrientes al exterior	6.761.735
A organismos internacionales	6.761.735
GASTOS DE CAPITAL	**2.277.272**
INVERSIÓN REAL DIRECTA	2.277.272
Formación bruta de capital fijo	2.277.272
Maquinaria, equipos y otros bienes muebles	2.277.272

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**27.148.162**
INVERSIÓN FINANCIERA	26.206.908
Incremento de otros activos financieros	26.206.908
Incremento de cuentas por cobrar a mediano y largo plazo	26.206.908
Incremento de cuentas comerciales por cobrar a mediano y largo plazo	26.206.908
DISMINUCIÓN DE PASIVOS	941.254
Disminución de cuentas y efectos por pagar	941.254
Disminución de cuentas y efectos por pagar a corto plazo	941.254
Disminución de aportes patronales y retenciones laborales por pagar	92.694
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	92.694
Disminución cuentas por pagar a proveedores a corto plazo	848.560
TOTAL GASTOS	**174.348.022**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116710	Laboratorio del cine y el audiovisual de Venezuela	Taller			343	12.205.110	2.158.952			14.364.062
116743	Estímulo y fomento a la creación y la producción cinematográfica	Apoyo	60	60	120	106.363.790	10.785.298			117.149.088
116754	Comercialización y promoción cinematográfica	Obra			20	24.410.219				24.410.219
TOTAL						142.979.119	12.944.250			155.923.369

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	754.847	4.830.968			5.585.815
02	Gestión administrativa	12.122.271	384.850			12.507.121
03	Previsión y protección social		331.717			331.717
TOTAL		12.877.118	5.547.535			18.424.653

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**52**	**32**	**7**	**91**	**1.967.333**	**321.631**	**2.288.964**
Alto Nivel y de Dirección		1		1	24.570		24.570
Profesional y Técnico	42	20	7	69	1.679.875	259.596	1.939.471
Personal Administrativo	5	6		11	126.442	19.539	145.981
Obrero	5	5		10	136.446	42.496	178.942
Personal Contratado	**12**	**59**		**71**	**4.075.185**		**4.075.185**
Profesional y Técnico	11	58		69	4.029.173		4.029.173
Personal Administrativo	1	1		2	46.012		46.012
TOTAL	**64**	**91**	**7**	**162**	**6.042.518**	**321.631**	**6.364.149**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1**	**1**	**2**	**99.528**
Empleados	1	1	2	99.528
Jubilados	**1**	**1**	**2**	**232.190**
Empleados	1	1	2	232.190
TOTAL	**2**	**2**	**4**	**331.718**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	21.701.589
4.02	Materiales, suministros y mercancías	3.635.103
4.03	Servicios no personales	25.951.652
4.04	Activos reales	2.277.272
4.05	Activos financieros	26.206.908
4.07	Transferencias y donaciones	92.299.682
4.08	Otros gastos	1.334.562
4.11	Disminución de pasivos	941.254
	TOTAL	**174.348.022**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**173.013.460**
INGRESOS CORRIENTES ORDINARIOS	173.013.460
INGRESOS NO TRIBUTARIOS	154.521.675
Tasas	212.992
Ingresos por contribuciones especiales	154.308.683
TRANSFERENCIAS CORRIENTES	18.491.785
Transferencias corrientes del sector público	18.491.785
Transferencias corrientes internas recibidas del sector público	18.491.785
De la República	18.491.785
Recursos Ordinarios	18.491.785
1.2 GASTOS CORRIENTES	**144.922.588**
GASTOS DE CONSUMO	52.622.906
Remuneraciones	21.701.589
Sueldos, salarios y otras retribuciones	7.773.850
Beneficios y complementos de sueldos y salarios	8.218.887
Aportes patronales	904.487
Prestaciones sociales y otras indemnizaciones	1.720.034
Asistencia socioeconómica	3.084.331
Compra de bienes y servicios	29.586.755
Bienes de consumo	3.635.103
Servicios no personales	25.951.652
Depreciación y amortización	1.334.562
TRANSFERENCIAS Y DONACIONES CORRIENTES	92.299.682
Al sector privado	79.266.447
Transferencias corrientes al sector privado	79.240.447
Directas a personas	4.500.396
Pensiones y otros beneficios asociados	99.528
Jubilaciones y otros beneficios asociados	232.190
Otras transferencias directas a personas	4.168.678
Otras transferencias corrientes internas al sector privado	74.740.051
Donaciones corrientes al sector privado	26.000
Donaciones a personas	26.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Al sector público	6.271.500
Transferencias corrientes al sector público	6.271.500
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	6.271.500
Al sector externo	6.761.735
Transferencias corrientes al exterior	6.761.735
A organismos internacionales	6.761.735
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**28.090.872**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**29.425.434**
RECURSOS PROPIOS DE CAPITAL	29.425.434
Ahorro en cuenta corriente	28.090.872
Incremento de la depreciación y amortización acumuladas	1.334.562
2.2 GASTOS DE CAPITAL	**2.277.272**
INVERSIÓN REAL DIRECTA	2.277.272
Formación bruta de capital fijo	2.277.272
Maquinaria, equipos y otros bienes muebles	2.277.272
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**27.148.162**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**27.148.162**
SUPERÁVIT FINANCIERO	27.148.162
3.2 APLICACIONES FINANCIERAS	**27.148.162**
INVERSIÓN FINANCIERA	26.206.908
Incremento de otros activos financieros	26.206.908
Incremento de cuentas por cobrar a mediano y largo plazo	26.206.908
Incremento de cuentas comerciales por cobrar a mediano y largo plazo	26.206.908

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
DISMINUCIÓN DE PASIVOS	941.254
Disminución de cuentas y efectos por pagar	941.254
Disminución de cuentas y efectos por pagar a corto plazo	941.254
Disminución de aportes patronales y retenciones laborales por pagar	92.694
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	92.694
Disminución cuentas por pagar a proveedores a corto plazo	848.560

A0829

Centro Nacional del Libro (CNL)

CENTRO NACIONAL DEL LIBRO (CNL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La actividad principal del Centro Nacional del Libro es proteger y fomentar la industria editorial como fuente de estimulo al habito de la lectura y la democratización del acceso al libro como uno de los factores principales en transmisión de conocimientos, la formación educativa y la difusión de la cultura ejecutando políticas, planes y programas dirigidos a la promoción, fomento y salvaguarda del libro y la lectura, orientados a prestar en forma eficaz, eficiente y efectiva los servicios públicos que la sociedad demanda. Para el Centro Nacional del Libro lo fundamental es el ciudadano, los actores del sector del libro, sus problemas y el auspicio de las soluciones que redunden en su desarrollo educativo y cultural.

Para el ejercicio fiscal 2013, el ente prevé alcanzar la siguiente meta: realizar 34 eventos como apoyo al Proyecto "Sistema Nacional del Libro y la Lectura en Venezuela".

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**22.502.110**
INGRESOS CORRIENTES ORDINARIOS	22.502.110
TRANSFERENCIAS CORRIENTES	22.502.110
Transferencias corrientes del sector público	22.502.110
Transferencias corrientes internas recibidas del sector público	22.502.110
De la República	22.502.110
INGRESOS DE CAPITAL	**206.895**
RECURSOS PROPIOS DE CAPITAL	206.895
Incremento de la depreciación y amortización acumuladas	206.895
TOTAL RECURSOS	**22.709.005**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**22.601.525**
GASTOS DE CONSUMO	21.863.825
Remuneraciones	10.977.287
Sueldos, salarios y otras retribuciones	4.163.872
Beneficios y complementos de sueldos y salarios	2.548.632
Aportes patronales	717.498
Prestaciones sociales y otras indemnizaciones	1.468.585
Asistencia socioeconómica	2.078.700
Compra de bienes y servicios	9.465.141
Bienes de consumo	1.091.400
Servicios no personales	8.373.741
Impuestos indirectos	1.214.502
Depreciación y amortización	206.895
TRANSFERENCIAS Y DONACIONES CORRIENTES	737.700
Al sector privado	737.700
Transferencias corrientes al sector privado	737.700
Directas a personas	235.700
Jubilaciones y otros beneficios asociados	75.700
Otras transferencias directas a personas	160.000
A empresas privadas	502.000
GASTOS DE CAPITAL	**107.480**
INVERSIÓN REAL DIRECTA	107.480
Formación bruta de capital fijo	27.480
Maquinaria, equipos y otros bienes muebles	27.480
Bienes intangibles	80.000
TOTAL GASTOS	**22.709.005**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116737	Sistema Nacional del Libro y la Lectura en Venezuela	Evento			34		15.751.477			15.751.477
TOTAL							15.751.477			15.751.477

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		6.350.686			6.350.686
02	Gestión administrativa	206.895	324.247			531.142
03	Previsión y protección social		75.700			75.700
TOTAL		206.895	6.750.633			6.957.528

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**38**	**31**	**1**	**70**	**1.868.636**	**1.120.288**	**2.988.924**
Alto Nivel y de Dirección	1			1	24.570	54.000	78.570
Directivo	10	5	1	16	431.704	276.146	707.850
Profesional y Técnico	23	5		28	755.482	483.255	1.238.737
Personal Administrativo	1	14		15	404.723	258.887	663.610
Obrero	3	7		10	252.157	48.000	300.157
Personal Contratado	**2**	**151**		**153**	**648.146**		**648.146**
Profesional y Técnico	2	150		152	619.946		619.946
Personal Administrativo		1		1	28.200		28.200
TOTAL	**40**	**182**	**1**	**223**	**2.516.782**	**1.120.288**	**3.637.070**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**1**		**1**	**75.700**
Obreros	1		1	75.700
TOTAL	**1**		**1**	**75.700**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	10.977.287
4.02	Materiales, suministros y mercancías	1.091.400
4.03	Servicios no personales	9.588.243
4.04	Activos reales	107.480
4.07	Transferencias y donaciones	737.700
4.08	Otros gastos	206.895
	TOTAL	**22.709.005**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**22.502.110**
INGRESOS CORRIENTES ORDINARIOS	22.502.110
TRANSFERENCIAS CORRIENTES	22.502.110
Transferencias corrientes del sector público	22.502.110
Transferencias corrientes internas recibidas del sector público	22.502.110
De la República	22.502.110
Recursos Ordinarios	22.502.110
1.2 GASTOS CORRIENTES	**22.601.525**
GASTOS DE CONSUMO	21.863.825
Remuneraciones	10.977.287
Sueldos, salarios y otras retribuciones	4.163.872
Beneficios y complementos de sueldos y salarios	2.548.632
Aportes patronales	717.498
Prestaciones sociales y otras indemnizaciones	1.468.585
Asistencia socioeconómica	2.078.700
Compra de bienes y servicios	9.465.141
Bienes de consumo	1.091.400
Servicios no personales	8.373.741
Impuestos indirectos	1.214.502
Depreciación y amortización	206.895
TRANSFERENCIAS Y DONACIONES CORRIENTES	737.700
Al sector privado	737.700
Transferencias corrientes al sector privado	737.700
Directas a personas	235.700
Jubilaciones y otros beneficios asociados	75.700
Otras transferencias directas a personas	160.000
A empresas privadas	502.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(99.415)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**107.480**
RECURSOS PROPIOS DE CAPITAL	107.480
Desahorro en cuenta corriente	(99.415)
Incremento de la depreciación y amortización acumuladas	206.895
2.2 GASTOS DE CAPITAL	**107.480**
INVERSIÓN REAL DIRECTA	107.480
Formación bruta de capital fijo	27.480
Maquinaria, equipos y otros bienes muebles	27.480
Bienes intangibles	80.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0948

Instituto de las Artes Escénicas y Musicales

INSTITUTO DE LAS ARTES ESCÉNICAS Y MUSICALES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto de las Artes Escénicas y Musicales, se crea de acuerdo al Decreto N° 3.745, publicado en la Gaceta Oficial N° 38.224 de fecha 08 de julio de 2005, como un organismo para la conformación y la consolidación de una plataforma institucional de alcance nacional, que diseñe y ejecute políticas y estrategias para la expresión, creación, investigación, difusión y resguardo de las Artes Escénicas y Musicales en Venezuela. Sus competencias específicas son todas aquellas referidas y vinculadas a las Danza, la Música, el Teatro y el Circo.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**33.064.952**
INGRESOS CORRIENTES ORDINARIOS	33.064.952
TRANSFERENCIAS CORRIENTES	33.064.952
Transferencias corrientes del sector público	33.064.952
Transferencias corrientes internas recibidas del sector público	33.064.952
De la República	33.064.952
INGRESOS DE CAPITAL	**691.592**
RECURSOS PROPIOS DE CAPITAL	691.592
Incremento de la depreciación y amortización acumuladas	691.592
FUENTES DE FINANCIAMIENTO	**4.825.947**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.825.947
Disminución de otros activos financieros	4.825.947
Disminución de disponibilidades	4.825.947
Disminución de caja	4.825.947
TOTAL RECURSOS	**38.582.491**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**32.720.586**
GASTOS DE CONSUMO	20.303.882
Remuneraciones	13.687.766
Sueldos, salarios y otras retribuciones	4.984.892
Beneficios y complementos de sueldos y salarios	6.163.545
Aportes patronales	459.630
Prestaciones sociales y otras indemnizaciones	936.204
Asistencia socioeconómica	1.143.495
Compra de bienes y servicios	5.924.524
Bienes de consumo	1.150.187
Servicios no personales	4.774.337
Depreciación y amortización	691.592
TRANSFERENCIAS Y DONACIONES CORRIENTES	12.416.704
Al sector privado	12.416.704
Transferencias corrientes al sector privado	12.416.704
Directas a personas	416.704
Pensiones y otros beneficios asociados	416.704
Otras transferencias corrientes internas al sector privado	12.000.000
GASTOS DE CAPITAL	**1.035.958**
INVERSIÓN REAL DIRECTA	1.035.958
Formación bruta de capital fijo	1.035.958
Maquinaria, equipos y otros bienes muebles	1.035.958
APLICACIONES FINANCIERAS	**4.825.947**
DISMINUCIÓN DE PASIVOS	4.825.947
Disminución de cuentas y efectos por pagar	4.825.947
Disminución de cuentas y efectos por pagar a corto plazo	2.338.940
Disminución de sueldos, salarios y otras remuneraciones por pagar	278.562
Disminución de aportes patronales y retenciones laborales por pagar	55.506
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	55.506

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución cuentas por pagar a proveedores a corto plazo	2.004.872
Disminución de otras cuentas y efectos por pagar	2.487.007
Disminución de otras cuentas por pagar a corto plazo	2.487.007
TOTAL GASTOS	**38.582.491**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116670	Manifestaciones culturales en Venezuela y el mundo	Producción			100		23.145.466			23.145.466
TOTAL							23.145.466			23.145.466

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		8.161.355			8.161.355
02	Gestión administrativa	5.517.539	1.291.427			6.808.966
03	Previsión y protección social		416.704			416.704
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		50.000			50.000
TOTAL		5.517.539	9.919.486			15.437.025

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**52**	**51**	**22**	**125**	**3.118.676**	**269.388**	**3.388.064**
Alto Nivel y de Dirección	7	6	5	18	466.932		466.932
Profesional y Técnico	19	17	8	44	1.211.330	65.243	1.276.573
Personal Administrativo	12	6	9	27	519.142	27.961	547.103
Obrero	14	22		36	921.272	176.184	1.097.456
Personal Contratado	**28**	**39**		**67**	**1.866.216**		**1.866.216**
Profesional y Técnico	28	39		67	1.866.216		1.866.216
TOTAL	**80**	**90**	**22**	**192**	**4.984.892**	**269.388**	**5.254.280**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**4**	**1**	**5**	**416.704**
Empleados	4	1	5	416.704
TOTAL	**4**	**1**	**5**	**416.704**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	13.687.766
4.02	Materiales, suministros y mercancías	1.150.187
4.03	Servicios no personales	4.774.337
4.04	Activos reales	1.035.958
4.07	Transferencias y donaciones	12.416.704
4.08	Otros gastos	691.592
4.11	Disminución de pasivos	4.825.947
	TOTAL	**38.582.491**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**33.064.952**
INGRESOS CORRIENTES ORDINARIOS	33.064.952
TRANSFERENCIAS CORRIENTES	33.064.952
Transferencias corrientes del sector público	33.064.952
Transferencias corrientes internas recibidas del sector público	33.064.952
De la República	33.064.952
Recursos Ordinarios	33.064.952
1.2 GASTOS CORRIENTES	**32.720.586**
GASTOS DE CONSUMO	20.303.882
Remuneraciones	13.687.766
Sueldos, salarios y otras retribuciones	4.984.892
Beneficios y complementos de sueldos y salarios	6.163.545
Aportes patronales	459.630
Prestaciones sociales y otras indemnizaciones	936.204
Asistencia socioeconómica	1.143.495
Compra de bienes y servicios	5.924.524
Bienes de consumo	1.150.187
Servicios no personales	4.774.337
Depreciación y amortización	691.592
TRANSFERENCIAS Y DONACIONES CORRIENTES	12.416.704
Al sector privado	12.416.704
Transferencias corrientes al sector privado	12.416.704
Directas a personas	416.704
Pensiones y otros beneficios asociados	416.704
Otras transferencias corrientes internas al sector privado	12.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**344.366**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.035.958**
RECURSOS PROPIOS DE CAPITAL	1.035.958
Ahorro en cuenta corriente	344.366
Incremento de la depreciación y amortización acumuladas	691.592
2.2 GASTOS DE CAPITAL	**1.035.958**
INVERSIÓN REAL DIRECTA	1.035.958
Formación bruta de capital fijo	1.035.958
Maquinaria, equipos y otros bienes muebles	1.035.958
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.825.947**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.825.947
Disminución de otros activos financieros	4.825.947
Disminución de disponibilidades	4.825.947
Disminución de caja	4.825.947
3.2 APLICACIONES FINANCIERAS	**4.825.947**
DISMINUCIÓN DE PASIVOS	4.825.947
Disminución de cuentas y efectos por pagar	4.825.947
Disminución de cuentas y efectos por pagar a corto plazo	2.338.940
Disminución de sueldos, salarios y otras remuneraciones por pagar	278.562
Disminución de aportes patronales y retenciones laborales por pagar	55.506
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	55.506
Disminución cuentas por pagar a proveedores a corto plazo	2.004.872
Disminución de otras cuentas y efectos por pagar	2.487.007
Disminución de otras cuentas por pagar a corto plazo	2.487.007

A0949

Instituto de las Artes de la Imagen y el Espacio

INSTITUTO DE LAS ARTES DE LA IMAGEN Y EL ESPACIO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto de las Artes de la Imagen y el Espacio es una institución del Ministerio del Poder Popular para la Cultura orientada a la formulación de las políticas referidas a las artes de la imagen y el espacio, las cuales abarcan las artes visuales, el diseño, la fotografía, la artesanía, la arquitectura y manifestaciones afines.

Fue creado el 8 de julio de 2005, según Gaceta Oficial N 8.224, con la misión de promover los procesos de políticas, como la formación, investigación y difusión de las artes de la imagen y el espacio para garantizar la comprensión, protección y disfrute por parte de los diversos actores: hacedores, creadores, instituciones y comunidades.

El Instituto de las Artes de la Imagen y el Espacio tiene como objetivo Impulsar los procesos necesarios para generar políticas del pueblo y para el pueblo en las artes de la imagen y el espacio, con la participación de las comunidades, estimular y proteger el desarrollo de las artes de la imagen y el espacio y especialmente los procesos de investigación, formación, producción, promoción y difusión, fomentar la protección y el disfrute de los bienes y servicios culturales destinados a la satisfacción de las necesidades del pueblo venezolano en todo el territorio nacional, promover la construcción y mantenimiento de las edificaciones dedicadas a las artes de la imagen y el espacio y colabora con el Ministerio del Poder Popular para la Cultura en la conformación y consolidación de una plataforma institucional de alcance nacional para las artes de la imagen y el espacio.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**39.450.383**
INGRESOS CORRIENTES ORDINARIOS	39.450.383
TRANSFERENCIAS CORRIENTES	39.450.383
Transferencias corrientes del sector público	39.450.383
Transferencias corrientes internas recibidas del sector público	39.450.383
De la República	39.450.383
INGRESOS DE CAPITAL	**775.072**
RECURSOS PROPIOS DE CAPITAL	775.072
Incremento de la depreciación y amortización acumuladas	775.072
TOTAL RECURSOS	**40.225.455**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**39.559.455**
GASTOS DE CONSUMO	33.775.752
Remuneraciones	13.973.202
Sueldos, salarios y otras retribuciones	4.255.470
Beneficios y complementos de sueldos y salarios	4.206.778
Aportes patronales	606.750
Prestaciones sociales y otras indemnizaciones	999.722
Asistencia socioeconómica	3.902.455
Otros gastos de personal	2.027
Compra de bienes y servicios	19.027.478
Bienes de consumo	4.411.103
Servicios no personales	14.616.375
Depreciación y amortización	775.072
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.783.703
Al sector privado	3.083.703
Transferencias corrientes al sector privado	1.953.703
Directas a personas	253.703
Pensiones y otros beneficios asociados	96.026
Jubilaciones y otros beneficios asociados	157.677
Otras transferencias corrientes internas al sector privado	1.700.000
Donaciones corrientes al sector privado	1.130.000
Donaciones a instituciones sin fines de lucro	1.130.000
Al sector público	2.700.000
Transferencias corrientes al sector público	200.000
A los entes descentralizados sin fines empresariales para sus gastos	200.000
Donaciones corrientes al sector público	2.500.000
A los entes descentralizados sin fines empresariales	2.500.000
GASTOS DE CAPITAL	**666.000**
INVERSIÓN REAL DIRECTA	666.000
Formación bruta de capital fijo	666.000
Maquinaria, equipos y otros bienes muebles	666.000
TOTAL GASTOS	**40.225.455**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117186	Bienes culturales para las artes en comunidad	Espacio			1		27.615.268			27.615.268
TOTAL							27.615.268			27.615.268

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		7.713.274			7.713.274
02	Gestión administrativa	775.072	3.868.138			4.643.210
03	Previsión y protección social		253.703			253.703
TOTAL		775.072	11.835.115			12.610.187

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**52**	**96**		**148**	**1.641.542**	**105.484**	**1.747.026**
Alto Nivel y de Dirección	1			1	8.191		8.191
Directivo	9	3		12	192.422		192.422
Profesional y Técnico	23	5		28	410.339	42.721	453.060
Personal Administrativo	12	13		25	360.179	39.035	399.214
Obrero	7	75		82	670.411	23.728	694.139
Personal Contratado	**13**	**15**		**28**	**2.608.928**		**2.608.928**
Profesional y Técnico	13	15		28	2.608.928		2.608.928
TOTAL	**65**	**111**		**176**	**4.250.470**	**105.484**	**4.355.954**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1**		**1**	**96.026**
Empleados	1		1	96.026
Jubilados	**1**		**1**	**157.677**
Alto Nivel y de Dirección	1		1	157.677
TOTAL	**2**		**2**	**253.703**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	13.973.202
4.02	Materiales, suministros y mercancías	4.411.103
4.03	Servicios no personales	14.616.375
4.04	Activos reales	666.000
4.07	Transferencias y donaciones	5.783.703
4.08	Otros gastos	775.072
	TOTAL	**40.225.455**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**39.450.383**
INGRESOS CORRIENTES ORDINARIOS	39.450.383
TRANSFERENCIAS CORRIENTES	39.450.383
Transferencias corrientes del sector público	39.450.383
Transferencias corrientes internas recibidas del sector público	39.450.383
De la República	39.450.383
Recursos Ordinarios	39.450.383
1.2 GASTOS CORRIENTES	**39.559.455**
GASTOS DE CONSUMO	33.775.752
Remuneraciones	13.973.202
Sueldos, salarios y otras retribuciones	4.255.470
Beneficios y complementos de sueldos y salarios	4.206.778
Aportes patronales	606.750
Prestaciones sociales y otras indemnizaciones	999.722
Asistencia socioeconómica	3.902.455
Otros gastos de personal	2.027
Compra de bienes y servicios	19.027.478
Bienes de consumo	4.411.103
Servicios no personales	14.616.375
Depreciación y amortización	775.072
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.783.703
Al sector privado	3.083.703
Transferencias corrientes al sector privado	1.953.703
Directas a personas	253.703
Pensiones y otros beneficios asociados	96.026
Jubilaciones y otros beneficios asociados	157.677
Otras transferencias corrientes internas al sector privado	1.700.000
Donaciones corrientes al sector privado	1.130.000
Donaciones a instituciones sin fines de lucro	1.130.000
Al sector público	2.700.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Transferencias corrientes al sector público	200.000
A los entes descentralizados sin fines empresariales para sus gastos	200.000
Donaciones corrientes al sector público	2.500.000
A los entes descentralizados sin fines empresariales	2.500.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(109.072)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**666.000**
RECURSOS PROPIOS DE CAPITAL	666.000
Desahorro en cuenta corriente	(109.072)
Incremento de la depreciación y amortización acumuladas	775.072
2.2 GASTOS DE CAPITAL	**666.000**
INVERSIÓN REAL DIRECTA	666.000
Formación bruta de capital fijo	666.000
Maquinaria, equipos y otros bienes muebles	666.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

50
Ministerio del Poder Popular para el Deporte

Ministerio del Poder Popular para el Deporte

A0049 Instituto Nacional de Deportes (IND)
A0479 Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jovenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)

A0049

Instituto Nacional de Deportes (IND)

INSTITUTO NACIONAL DE DEPORTES (IND)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Nacional de Deportes fue creado por Decreto Ley N° 164, emitida por la Junta Militar de Gobierno, el 22 de Junio de 1949 y publicado en Gaceta Oficial N° 22.955, quedando finalmente adscrito al Ministerio del Poder Popular para el Deporte, recientemente creado bajo el Decreto N° 5.022 de fecha 27 de noviembre del 2006.

El referido Organismo, ejecuta la política deportiva nacional orientada hacia seis (6) proyectos: “Desarrollo de potencialidades en el deporte de rendimiento”, “Gestión, mantenimiento y rehabilitación de instalaciones deportivas y desarrollo de espacios para el deporte y la actividad física”, “Protección integral a los y las atletas”, “Desarrollo de los subsistemas deportivos”, “Medicina, investigación y ciencias aplicadas al deporte” y “Desarrollo de la nueva institucionalidad deportiva”.

MISIÓN:

Contribuir con la felicidad suprema, a través de la formación integral de las ciudadanas y los ciudadanos de la República Bolivariana de Venezuela, ejecutando Políticas de Estado, tendentes a masificar, promover e inculcar en la población la práctica sistemática y sostenida de la actividad física para la salud, el deporte y la recreación y apoyando las iniciativas del poder popular e instituciones que la promueven, contando con espacios e infraestructuras adecuadas en el marco de una democracia bolivariana, socialista, participativa y protagónica.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**1.048.600.000**
INGRESOS CORRIENTES ORDINARIOS	1.048.600.000
TRANSFERENCIAS CORRIENTES	1.048.600.000
Transferencias corrientes del sector público	1.048.600.000
Transferencias corrientes internas recibidas del sector público	1.048.600.000
De la República	1.048.600.000
INGRESOS DE CAPITAL	**3.600.000**
RECURSOS PROPIOS DE CAPITAL	3.600.000
Incremento de la depreciación y amortización acumuladas	3.600.000
FUENTES DE FINANCIAMIENTO	**53.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	53.000.000
Disminución de otros activos financieros	53.000.000
Disminución de disponibilidades	53.000.000
Disminución de bancos	53.000.000
TOTAL RECURSOS	**1.105.200.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**1.033.584.200**
GASTOS DE CONSUMO	688.938.263
Remuneraciones	327.619.184
Sueldos, salarios y otras retribuciones	51.877.584
Beneficios y complementos de sueldos y salarios	133.064.047
Aportes patronales	14.006.760
Prestaciones sociales y otras indemnizaciones	29.493.292
Asistencia socioeconómica	99.147.501
Otros gastos de personal	30.000
Compra de bienes y servicios	357.719.079
Bienes de consumo	95.691.748
Servicios no personales	262.027.331
Depreciación y amortización	3.600.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	344.645.937
Al sector privado	343.399.663
Transferencias corrientes al sector privado	337.763.011
Directas a personas	271.254.702
Pensiones y otros beneficios asociados	11.958.901
Jubilaciones y otros beneficios asociados	259.295.801
Otras transferencias corrientes internas al sector privado	66.508.309
Donaciones corrientes al sector privado	5.636.652
Donaciones a personas	4.053.252
Donaciones a instituciones sin fines de lucro	1.583.400
Al sector público	1.246.274
Transferencias corrientes al sector público	1.216.274
A los entes descentralizados sin fines empresariales para sus gastos	1.216.274
Donaciones corrientes al sector público	30.000
A los entes descentralizados sin fines empresariales	30.000
GASTOS DE CAPITAL	**18.615.800**
INVERSIÓN REAL DIRECTA	18.615.800
Formación bruta de capital fijo	18.595.604
Edificios e instalaciones	3.000.000
Maquinaria, equipos y otros bienes muebles	14.195.604

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
Construcciones de bienes de dominio privado	1.400.000
Bienes intangibles	20.196
APLICACIONES FINANCIERAS	**53.000.000**
DISMINUCIÓN DE PASIVOS	53.000.000
Disminución de cuentas y efectos por pagar	50.000.000
Disminución de cuentas y efectos por pagar a corto plazo	48.000.000
Disminución cuentas por pagar a proveedores a corto plazo	45.000.000
Disminución cuentas por pagar a contratistas a corto plazo	3.000.000
Disminución de otras cuentas y efectos por pagar	2.000.000
Disminución de otras cuentas por pagar a corto plazo	2.000.000
Disminución de otros pasivos	3.000.000
Disminución de otros pasivos a corto plazo	3.000.000
TOTAL GASTOS	**1.105.200.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117108	Desarrollo de Potencialidades en el Deporte de Rendimiento	Atención Realizada			34.471		147.853.062			147.853.062
117110	Gestión, mantenimiento y rehabilitación de instalaciones deportivas y desarrollo de espacios para el deporte y la actividad física.	Mantenimiento Realizado			511		192.254.259			192.254.259
117111	Protección Integral a los y las Atletas	Atención Realizada			79.418		148.817.266			148.817.266
117114	Desarrollo de los Subsistemas Deportivos	Apoyo Otorgado	192	193	385		133.884.365			133.884.365
117143	Medicina, Investigación y Ciencias Aplicadas al Deporte	Atención Realizada			33.000		41.980.287			41.980.287
117168	Desarrollo de la Nueva Institucionalidad Deportiva	Estructura Organizativa y de Cargo			1		34.973.968			34.973.968
TOTAL							699.763.207			699.763.207

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		32.655.521			32.655.521
02	Gestión administrativa	56.600.000	44.926.570			101.526.570
03	Previsión y protección social		271.254.702			271.254.702
	TOTAL	56.600.000	348.836.793			405.436.793

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**340**	**400**	**203**	**943**	**24.712.338**	**17.151.648**	**41.863.986**
Alto Nivel y de Dirección	24	29	19	72	1.208.791		1.208.791
Profesional y Técnico	133	94	72	299	8.593.235	9.129.046	17.722.281
Personal Administrativo	75	18	83	176	4.568.577	4.621.124	9.189.701
Obrero	108	259	29	396	10.341.735	3.401.478	13.743.213
Personal Contratado	**179**	**193**		**372**	**15.177.669**		**15.177.669**
Profesional y Técnico	179	193		372	15.177.669		15.177.669
TOTAL	**519**	**593**	**203**	**1.315**	**39.890.007**	**17.151.648**	**57.041.655**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**206**	**48**	**254**	**11.958.901**
Obreros	29	29	58	2.098.663
Empleados	177	19	196	9.860.238
Jubilados	**615**	**1.964**	**2.579**	**259.295.801**
Alto Nivel y de Dirección	15	50	65	6.460.878
Obreros	213	458	671	66.540.970
Empleados	387	1.456	1.843	186.293.953
TOTAL	**821**	**2.012**	**2.833**	**271.254.702**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	327.619.184
4.02	Materiales, suministros y mercancías	95.691.748
4.03	Servicios no personales	262.027.331
4.04	Activos reales	18.615.800
4.07	Transferencias y donaciones	344.645.937
4.08	Otros gastos	3.600.000
4.11	Disminución de pasivos	53.000.000
	TOTAL	**1.105.200.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.048.600.000**
INGRESOS CORRIENTES ORDINARIOS	1.048.600.000
TRANSFERENCIAS CORRIENTES	1.048.600.000
Transferencias corrientes del sector público	1.048.600.000
Transferencias corrientes internas recibidas del sector público	1.048.600.000
De la República	1.048.600.000
Recursos Ordinarios	1.048.600.000
1.2 GASTOS CORRIENTES	**1.033.584.200**
GASTOS DE CONSUMO	688.938.263
Remuneraciones	327.619.184
Sueldos, salarios y otras retribuciones	51.877.584
Beneficios y complementos de sueldos y salarios	133.064.047
Aportes patronales	14.006.760
Prestaciones sociales y otras indemnizaciones	29.493.292
Asistencia socioeconómica	99.147.501
Otros gastos de personal	30.000
Compra de bienes y servicios	357.719.079
Bienes de consumo	95.691.748
Servicios no personales	262.027.331
Depreciación y amortización	3.600.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	344.645.937
Al sector privado	343.399.663
Transferencias corrientes al sector privado	337.763.011
Directas a personas	271.254.702
Pensiones y otros beneficios asociados	11.958.901
Jubilaciones y otros beneficios asociados	259.295.801
Otras transferencias corrientes internas al sector privado	66.508.309
Donaciones corrientes al sector privado	5.636.652
Donaciones a personas	4.053.252
Donaciones a instituciones sin fines de lucro	1.583.400

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Al sector público	1.246.274
Transferencias corrientes al sector público	1.216.274
A los entes descentralizados sin fines empresariales para sus gastos	1.216.274
Donaciones corrientes al sector público	30.000
A los entes descentralizados sin fines empresariales	30.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**15.015.800**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**18.615.800**
RECURSOS PROPIOS DE CAPITAL	18.615.800
Ahorro en cuenta corriente	15.015.800
Incremento de la depreciación y amortización acumuladas	3.600.000
2.2 GASTOS DE CAPITAL	**18.615.800**
INVERSIÓN REAL DIRECTA	18.615.800
Formación bruta de capital fijo	18.595.604
Edificios e instalaciones	3.000.000
Maquinaria, equipos y otros bienes muebles	14.195.604
Construcciones de bienes de dominio privado	1.400.000
Bienes intangibles	20.196
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**53.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	53.000.000
Disminución de otros activos financieros	53.000.000
Disminución de disponibilidades	53.000.000
Disminución de bancos	53.000.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3.2 APLICACIONES FINANCIERAS	**53.000.000**
DISMINUCIÓN DE PASIVOS	53.000.000
Disminución de cuentas y efectos por pagar	50.000.000
Disminución de cuentas y efectos por pagar a corto plazo	48.000.000
Disminución cuentas por pagar a proveedores a corto plazo	45.000.000
Disminución cuentas por pagar a contratistas a corto plazo	3.000.000
Disminución de otras cuentas y efectos por pagar	2.000.000
Disminución de otras cuentas por pagar a corto plazo	2.000.000
Disminución de otros pasivos	3.000.000
Disminución de otros pasivos a corto plazo	3.000.000

A0479

Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jóvenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)

FUNDACIÓN PARA LA ATENCIÓN INTEGRAL A LOS ATLETAS DE ALTO RENDIMIENTO EN SITUACIÓN DE RETIRO Y EX-ATLETAS JÓVENES, ADULTOS (AS) Y ADULTOS (AS) MAYORES (FUNDAEXAR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Como parte de la política del Gobierno Bolivariano en materia Deportiva Nacional, el 28 de enero del año 2003, nace FUNDAEXA, como una Fundación para la Atención Integral a las y los Ex–Atletas de Alto Rendimiento. Posteriormente, se modificó su forma y pasó a ser una institución de carácter público adscrita al Instituto Nacional de Deportes (IND), según Decreto N° 4741 publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 38.502 de fecha 17 de agosto de 2006, con el nombre de Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex–Atletas Jóvenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR). Luego, en el año 2009 se adscribe al Ministerio del Poder Popular para el Deporte, mediante Decreto N° 6.670 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.163 de fecha 22 de abril de 2009.

De acuerdo a lo anterior, la Fundación se sitúa dentro del contexto del Proyecto Nacional Simón Bolívar 2007-2013 en la directriz de la "Suprema Felicidad Social", con el objeto de promover la ética, la cultura y la educación libertadora y solidaria, enmarcada en la estrategia de garantizar una seguridad social universal y solidaria y los mecanismos institucionales del mercado de trabajo, con la política nacional de avanzar en la formación de la nueva estructura social, conjuntamente con el objetivo estratégico institucional de impulsar la nueva ética socialista mediante la concientización y capacitación de la personas que conforman el aparato deportivo, el mejoramiento de sus niveles intelectuales y laborales, la participación de la población a través de unidades de producción social, y la articulación con los órganos del poder público en particular educación, salud, ciencia y tecnología para el cumplimiento del mandato constitucional y del plan socialista.

La Fundación tiene como misión y visión en concordancia con el objetivo principal brindar atención integral a las y los atletas de alto rendimiento en situación de retiro y las y los ex –atletas jóvenes, adultos (as) y adultos (as) mayores en áreas educativas, psicológica, socio-económicas, de asesoría legal, deportiva y de recreación, a los fines de preservar sus derechos humanos y fundamentales consagrados en la carta magna.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**2.607.309**
INGRESOS CORRIENTES ORDINARIOS	2.607.309
TRANSFERENCIAS CORRIENTES	2.607.309
Transferencias corrientes del sector público	2.607.309
Transferencias corrientes internas recibidas del sector público	2.607.309
De la República	2.607.309
INGRESOS DE CAPITAL	**10.386**
RECURSOS PROPIOS DE CAPITAL	10.386
Incremento de la depreciación y amortización acumuladas	10.386
TOTAL RECURSOS	**2.617.695**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**2.582.695**
GASTOS DE CONSUMO	1.448.695
Remuneraciones	1.187.000
Sueldos, salarios y otras retribuciones	414.400
Beneficios y complementos de sueldos y salarios	484.000
Prestaciones sociales y otras indemnizaciones	158.400
Asistencia socioeconómica	105.000
Otros gastos de personal	25.200
Compra de bienes y servicios	233.157
Bienes de consumo	29.600
Servicios no personales	203.557
Impuestos indirectos	18.152
Depreciación y amortización	10.386
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.134.000
Al sector privado	1.134.000
Donaciones corrientes al sector privado	1.134.000
Donaciones a personas	1.134.000
GASTOS DE CAPITAL	**35.000**
INVERSIÓN REAL DIRECTA	35.000
Formación bruta de capital fijo	35.000
Maquinaria, equipos y otros bienes muebles	35.000
TOTAL GASTOS	**2.617.695**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119644	Bienestar Social a los y las Exatletas de Alto Rendimiento	Atleta Atendido			110		1.825.117			1.825.117
TOTAL							1.825.117			1.825.117

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		650.000			650.000
02	Gestión administrativa	10.386	132.192			142.578
TOTAL		10.386	782.192			792.578

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	4	3		7	374.400		374.400
Profesional y Técnico	3	2		5	310.944		310.944
Personal Administrativo	1	1		2	63.456		63.456
TOTAL	4	3		7	374.400		374.400

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	1.187.000
4.02	Materiales, suministros y mercancías	29.600
4.03	Servicios no personales	221.709
4.04	Activos reales	35.000
4.07	Transferencias y donaciones	1.134.000
4.08	Otros gastos	10.386
	TOTAL	2.617.695

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.607.309**
INGRESOS CORRIENTES ORDINARIOS	2.607.309
TRANSFERENCIAS CORRIENTES	2.607.309
Transferencias corrientes del sector público	2.607.309
Transferencias corrientes internas recibidas del sector público	2.607.309
De la República	2.607.309
Recursos Ordinarios	2.607.309
1.2 GASTOS CORRIENTES	**2.582.695**
GASTOS DE CONSUMO	1.448.695
Remuneraciones	1.187.000
Sueldos, salarios y otras retribuciones	414.400
Beneficios y complementos de sueldos y salarios	484.000
Prestaciones sociales y otras indemnizaciones	158.400
Asistencia socioeconómica	105.000
Otros gastos de personal	25.200
Compra de bienes y servicios	233.157
Bienes de consumo	29.600
Servicios no personales	203.557
Impuestos indirectos	18.152
Depreciación y amortización	10.386
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.134.000
Al sector privado	1.134.000
Donaciones corrientes al sector privado	1.134.000
Donaciones a personas	1.134.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**24.614**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**35.000**
RECURSOS PROPIOS DE CAPITAL	35.000
Ahorro en cuenta corriente	24.614
Incremento de la depreciación y amortización acumuladas	10.386

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**35.000**
INVERSIÓN REAL DIRECTA	35.000
Formación bruta de capital fijo	35.000
Maquinaria, equipos y otros bienes muebles	35.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

53
Ministerio del Poder Popular para el Comercio

Ministerio del Poder Popular para el Comercio

A0205 Servicio Autónomo Nacional de Normalización, Calidad, Metrología y Reglamentos Técnicos (SENCAMER)
A0828 Servicio Autónomo de la Propiedad Intelectual (SAPI)
A1344 Instituto para la Defensa de las Personas en el Acceso a Bienes y Servicios (INDEPABIS)

A0205

Servicio Autónomo Nacional de Normalización, Calidad, Metrología y Reglamentos Técnicos (SENCAMER)

SERVICIO AUTÓNOMO NACIONAL DE NORMALIZACIÓN, CALIDAD, METROLOGÍA Y REGLAMENTOS TÉCNICOS (SENCAMER)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Servicio Autónomo Nacional de Normalización, Calidad, Metrología y Reglamentos Técnicos (Sencamer), para el año 2013 continuará dando cumplimiento al Sistema Venezolano para la Calidad y la Ley de Metrología, mediante el fortalecimiento de los subsistemas de normalización, metrología, acreditación, certificación y reglamentaciones técnicas y ensayos; asimismo, promoverá el desarrollo de los servicios que presta, mediante la evaluación de entes y organismos para la acreditación, la calibración de equipos e instrumentos, la conformación de productos según los reglamentos, además de establecer los parámetros para la acreditación de organismos de evaluación de la conformidad, evaluar y controlar las autorizaciones de uso de la marca Norven. Igualmente, proseguirá en la adecuación del Sistema Venezolano de Calidad, al nuevo modelo productivo socialista para atender las necesidades y exigencias de las empresas en materia de calidad.

Atendiendo la política de promoción de la productividad y el planteamiento estratégico de fortalecer los sectores nacionales de manufactura y otros servicios, se contempla la ejecución del proyecto “Fomentar en el ámbito nacional la prestación de los servicios de Sencamer con calidad, cantidad y oportunidad requerida por los usuarios”, y así dar cumplimiento a las metas previstas en la gestión institucional en concordancia con las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007- 2013, en este sentido, se orienta el gasto al fortalecimiento de los subsistemas del sistema de calidad, garantizando los procedimientos y principios del mismo, para mejorar la capacidad técnica del Estado. Estas metas se alcanzarán mediante la realización de evaluaciones documentales e in situ, de entes y organismos susceptibles de acreditación, aplicación de la evaluación en las áreas legal e industrial de la metrología a los equipos e instrumentos de medición a nivel nacional y practicar procedimientos para establecer los requisitos que deben cumplir los productos, servicios o procesos a fin de garantizar la salud, seguridad, protección ambiental y evitar practicas que puedan inducir al error. También se plantea la promoción y formación de las organizaciones populares a través de los Comités de Vigilancia de la Calidad Social, a fin de ejercer conjuntamente la soberanía sobre la calidad, conforme al nuevo modelo de producción socialista.

La prestación de los servicios se hará a nivel nacional, a través de operativos y con el apoyo de las unidades desconcentradas de Sencamer.

El presupuesto de ingresos y gastos asciende a Bs. 64.402.786, correspondiendo Bs. 16.104.541 a proyectos y Bs. 48.298.245 a las acciones centralizadas, financiado en su totalidad por ingresos propios.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**60.099.805**
INGRESOS CORRIENTES ORDINARIOS	60.099.805
INGRESOS NO TRIBUTARIOS	22.676.835
Tasas	22.676.835
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	32.428.899
Venta de otros bienes y servicios	32.428.899
INGRESOS DE LA PROPIEDAD	954.678
Intereses	954.678
Intereses internos	954.678
Intereses por depósitos	954.678
OTROS INGRESOS	4.039.393
Otros ingresos ordinarios	4.039.393
FUENTES DE FINANCIAMIENTO	**4.302.981**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.302.981
Disminución de otros activos financieros	4.302.981
Disminución de disponibilidades	4.302.981
Disminución de bancos	4.302.981
TOTAL RECURSOS	**64.402.786**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**62.228.567**
GASTOS DE CONSUMO	62.203.567
Remuneraciones	54.027.948
Sueldos, salarios y otras retribuciones	10.153.474
Beneficios y complementos de sueldos y salarios	23.916.925
Aportes patronales	2.137.432
Prestaciones sociales y otras indemnizaciones	6.178.813
Asistencia socioeconómica	11.641.304
Compra de bienes y servicios	6.987.682
Bienes de consumo	3.531.419
Servicios no personales	3.456.263
Impuestos indirectos	1.187.937
TRANSFERENCIAS Y DONACIONES CORRIENTES	25.000
Al sector privado	25.000
Transferencias corrientes al sector privado	25.000
Otras transferencias corrientes internas al sector privado	25.000
GASTOS DE CAPITAL	**1.989.219**
INVERSIÓN REAL DIRECTA	1.989.219
Formación bruta de capital fijo	1.989.219
Maquinaria, equipos y otros bienes muebles	1.989.219
APLICACIONES FINANCIERAS	**185.000**
DISMINUCIÓN DE PASIVOS	185.000
Disminución de cuentas y efectos por pagar	185.000
Disminución de cuentas y efectos por pagar a corto plazo	185.000
Disminución cuentas por pagar a proveedores a corto plazo	185.000
TOTAL GASTOS	**64.402.786**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118068	Fomentar en el Ámbito Nacional la Prestación de los Servicios de SENCAMER con Calidad, Cantidad y Oportunidad requerida por los Usuarios	Procedimiento			1.931.149	16.104.541				16.104.541
TOTAL						**16.104.541**				**16.104.541**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	38.123.407				38.123.407
02	Gestión administrativa	9.974.838				9.974.838
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	200.000				200.000
TOTAL		**48.298.245**				**48.298.245**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**55**	**86**	**75**	**216**	**5.443.350**	**834.336**	**6.277.686**
Directivo	1	3		4	161.629	5.933	167.562
Profesional y Técnico	29	36	54	119	2.634.287	228.831	2.863.118
Personal Administrativo	15	38	21	74	2.209.951	359.242	2.569.193
Obrero	10	9		19	437.483	240.330	677.813
Personal Contratado	**58**	**68**		**126**	**4.710.124**		**4.710.124**
Directivo	27	46		73	2.749.687		2.749.687
Profesional y Técnico	29	20		49	1.875.346		1.875.346
Obrero	2	2		4	85.091		85.091
TOTAL	**113**	**154**	**75**	**342**	**10.153.474**	**834.336**	**10.987.810**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	54.027.948
4.02	Materiales, suministros y mercancías	3.531.419
4.03	Servicios no personales	4.644.200
4.04	Activos reales	1.989.219
4.07	Transferencias y donaciones	25.000
4.11	Disminución de pasivos	185.000
	TOTAL	**64.402.786**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**60.099.805**
INGRESOS CORRIENTES ORDINARIOS	60.099.805
INGRESOS NO TRIBUTARIOS	22.676.835
Tasas	22.676.835
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	32.428.899
Venta de otros bienes y servicios	32.428.899
INGRESOS DE LA PROPIEDAD	954.678
Intereses	954.678
Intereses internos	954.678
Intereses por depósitos	954.678
OTROS INGRESOS	4.039.393
Otros ingresos ordinarios	4.039.393
1.2 GASTOS CORRIENTES	**62.228.567**
GASTOS DE CONSUMO	62.203.567
Remuneraciones	54.027.948
Sueldos, salarios y otras retribuciones	10.153.974
Beneficios y complementos de sueldos y salarios	23.916.425
Aportes patronales	2.137.432
Prestaciones sociales y otras indemnizaciones	6.178.813
Asistencia socioeconómica	11.641.304
Compra de bienes y servicios	6.987.682
Bienes de consumo	3.531.419
Servicios no personales	3.456.263
Impuestos indirectos	1.187.937
TRANSFERENCIAS Y DONACIONES CORRIENTES	25.000
Al sector privado	25.000
Transferencias corrientes al sector privado	25.000
Otras transferencias corrientes internas al sector privado	25.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(2.128.762)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(2.128.762)**
RECURSOS PROPIOS DE CAPITAL	(2.128.762)
Desahorro en cuenta corriente	(2.128.762)
2.2 GASTOS DE CAPITAL	**1.989.219**
INVERSIÓN REAL DIRECTA	1.989.219
Formación bruta de capital fijo	1.989.219
Maquinaria, equipos y otros bienes muebles	1.989.219
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(4.117.981)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.302.981**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.302.981
Disminución de otros activos financieros	4.302.981
Disminución de disponibilidades	4.302.981
Disminución de bancos	4.302.981
3.2 APLICACIONES FINANCIERAS	**4.302.981**
DISMINUCIÓN DE PASIVOS	185.000
Disminución de cuentas y efectos por pagar	185.000
Disminución de cuentas y efectos por pagar a corto plazo	185.000
Disminución cuentas por pagar a proveedores a corto plazo	185.000
DÉFICIT FINANCIERO	4.117.981

A0828

Servicio Autónomo de la Propiedad Intelectual (SAPI)

SERVICIO AUTÓNOMO DE LA PROPIEDAD INTELECTUAL (SAPI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Servicio Autónomo de la Propiedad Intelectual (SAPI), tiene como visión impulsar las transformaciones en el marco jurídico existente en materia de derecho de autor, marcas y patentes, a fin de crear un nuevo modelo productivo socialista que contribuya a la democratización y acceso de las tecnologías y las creaciones artísticas a todo el pueblo venezolano.

Para el ejercicio fiscal 2013, se busca optimizar la prestación del servicio y trascender en función de incluir nuevas acciones en relación a la socialización de los conocimientos y la protección de los creadores y creadoras, autores y autoras, y compositores y compositoras, garantizándoles una distribución justa de los beneficios obtenidos por la comercialización de las obras y nuevas creaciones. Para tal fin, tiene programado el desarrollo los siguientes proyectos institucionales:

- Atención efectiva a los usuarios y usuarias a través de la adecuación de la plataforma tecnológica, para la automatización de los servicios de registro de propiedad intelectual.
- Transferencia y socialización de los avances e innovaciones científico-técnicas y humanísticas para el uso productivo en las empresas de propiedad social directa e indirecta, unidades productivas familiares y grupos de intercambio solidario.

En tal sentido, se espera que los proyectos presentados contribuyan a disminuir los lapsos de tramitación de los servicios que presta la institución, haciendo más eficiente su desempeño al automatizar buena parte de ellos, lo que redundará en una mejor imagen del servicio y un incremento en los trámites realizados. Igualmente, los elementos de difusión de los temas relacionados con la propiedad intelectual, presentes en algunos de los proyectos a ejecutar, contribuirán de manera significativa al cumplimiento de esta expectativa.

El presupuesto del SAPI asciende a Bs. 59.624.399, correspondiendo 3.934.500 a los proyectos y Bs. 55.689.899 a las acciones centralizadas, el mismo será financiado con ingresos propios que provienen de los servicios que brinda, en cuanto a los trámites y registro de marcas, patentes, derecho de autor y búsquedas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**59.428.874**
INGRESOS CORRIENTES ORDINARIOS	59.428.874
INGRESOS NO TRIBUTARIOS	45.137.935
Tasas	45.137.935
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	14.280.238
Venta de otros bienes y servicios	14.280.238
OTROS INGRESOS	10.701
Otros ingresos ordinarios	10.701
INGRESOS DE CAPITAL	**195.525**
RECURSOS PROPIOS DE CAPITAL	195.525
Incremento de la depreciación y amortización acumuladas	195.525
TOTAL RECURSOS	**59.624.399**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**57.401.899**
GASTOS DE CONSUMO	57.176.899
Remuneraciones	47.686.408
Sueldos, salarios y otras retribuciones	7.539.269
Beneficios y complementos de sueldos y salarios	23.980.047
Aportes patronales	2.428.482
Prestaciones sociales y otras indemnizaciones	4.912.699
Asistencia socioeconómica	8.762.309
Otros gastos de personal	63.602
Compra de bienes y servicios	8.059.966
Bienes de consumo	2.273.100
Servicios no personales	5.786.866
Impuestos indirectos	1.235.000
Depreciación y amortización	195.525
TRANSFERENCIAS Y DONACIONES CORRIENTES	225.000
Al sector privado	225.000
Donaciones corrientes al sector privado	225.000
Donaciones a personas	100.000
Donaciones a instituciones sin fines de lucro	50.000
Donaciones corrientes a Consejos Comunales	75.000
GASTOS DE CAPITAL	**1.947.500**
INVERSIÓN REAL DIRECTA	1.947.500
Formación bruta de capital fijo	1.947.500
Maquinaria, equipos y otros bienes muebles	1.547.500
Construcciones de bienes de dominio privado	400.000
APLICACIONES FINANCIERAS	**275.000**
DISMINUCIÓN DE PASIVOS	275.000
Disminución de otros pasivos	275.000
Disminución de obligaciones de ejercicios anteriores	275.000
TOTAL GASTOS	**59.624.399**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118471	Atención efectiva a los usuarios y usuarias a través de la adecuación de la plataforma tecnológica, para la automatización de los servicios de registro de propiedad intelectual.	Herramientas Tecnológicas			12	2.491.500				2.491.500
118576	Transferencia y Socialización de los avances e innovaciones científico-técnicos y humanísticos, para el uso productivo en las empresas de Propiedad Social Directa e Indirecta, Unidades Productivas Familiares y Grupos de Intercambio Solidario.	Persona Informada y Pesquisada			10.006	1.443.000				1.443.000
	TOTAL					**3.934.500**				**3.934.500**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	48.534.408				48.534.408
02	Gestión administrativa	7.155.491				7.155.491
	TOTAL	**55.689.899**				**55.689.899**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**43**	**39**	**82**	**164**	**4.431.548**	**725.499**	**5.157.047**
Alto Nivel y de Dirección		1		1	24.570		24.570
Directivo	3	6	4	13	319.413		319.413
Profesional y Técnico	18	9	52	79	2.301.863	270.833	2.572.696
Personal Administrativo	14	11	21	46	1.141.175	94.861	1.236.036
Obrero	8	12	5	25	644.527	359.805	1.004.332
Personal Contratado	**53**	**46**		**99**	**3.040.921**		**3.040.921**
Profesional y Técnico	28	6		34	1.602.066		1.602.066
Personal Administrativo	25	25		50	1.266.055		1.266.055
Obrero		15		15	172.800		172.800
TOTAL	**96**	**85**	**82**	**263**	**7.472.469**	**725.499**	**8.197.968**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	47.686.408
4.02	Materiales, suministros y mercancías	2.273.100
4.03	Servicios no personales	7.021.866
4.04	Activos reales	1.947.500
4.07	Transferencias y donaciones	225.000
4.08	Otros gastos	195.525
4.11	Disminución de pasivos	275.000
	TOTAL	**59.624.399**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**59.428.874**
INGRESOS CORRIENTES ORDINARIOS	59.428.874
INGRESOS NO TRIBUTARIOS	45.137.935
Tasas	45.137.935
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	14.280.238
Venta de otros bienes y servicios	14.280.238
OTROS INGRESOS	10.701
Otros ingresos ordinarios	10.701
1.2 GASTOS CORRIENTES	**57.401.899**
GASTOS DE CONSUMO	57.176.899
Remuneraciones	47.686.408
Sueldos, salarios y otras retribuciones	7.539.269
Beneficios y complementos de sueldos y salarios	23.980.047
Aportes patronales	2.428.482
Prestaciones sociales y otras indemnizaciones	4.912.699
Asistencia socioeconómica	8.762.309
Otros gastos de personal	63.602
Compra de bienes y servicios	8.059.966
Bienes de consumo	2.273.100
Servicios no personales	5.786.866
Impuestos indirectos	1.235.000
Depreciación y amortización	195.525
TRANSFERENCIAS Y DONACIONES CORRIENTES	225.000
Al sector privado	225.000
Donaciones corrientes al sector privado	225.000
Donaciones a personas	100.000
Donaciones a instituciones sin fines de lucro	50.000
Donaciones corrientes a Consejos Comunales	75.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.026.975**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.222.500**
RECURSOS PROPIOS DE CAPITAL	2.222.500
Ahorro en cuenta corriente	2.026.975
Incremento de la depreciación y amortización acumuladas	195.525
2.2 GASTOS DE CAPITAL	**1.947.500**
INVERSIÓN REAL DIRECTA	1.947.500
Formación bruta de capital fijo	1.947.500
Maquinaria, equipos y otros bienes muebles	1.547.500
Construcciones de bienes de dominio privado	400.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**275.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**275.000**
SUPERÁVIT FINANCIERO	275.000
3.2 APLICACIONES FINANCIERAS	**275.000**
DISMINUCIÓN DE PASIVOS	275.000
Disminución de otros pasivos	275.000
Disminución de obligaciones de ejercicios anteriores	275.000

A1344

Instituto para la Defensa de las Personas en el Acceso a Bienes y Servicios (INDEPABIS)

INSTITUTO PARA LA DEFENSA DE LAS PERSONAS EN EL ACCESO A BIENES Y SERVICIOS (INDEPABIS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Para el ejercicio económico 2013, el Instituto para la Defensa de las Personas en el Acceso a Bienes y Servicios (Indepabis), adscrito al Ministerio del Poder Popular para el Comercio, ha definido sus objetivos estratégicos, políticas institucionales y proyectos, con el propósito fundamental de defender, proteger y salvaguardar los derechos e intereses individuales y colectivos, a través de cinco lineamientos o políticas institucionales definidas como: Información, Formación y Organización, Fiscalización e Inspección, Resolución de Conflictos y Fortalecimiento Institucional, en aras de crear, mejorar, modernizar y optimizar una gestión a favor de la profundización de la democracia socio-económica, promoviendo una institución confiable y segura garantizándole a la sociedad, la defensa de los derechos en el acceso a los bienes y servicios.

Cabe destacar, que los proyectos contemplados se encuentran enmarcados dentro de las grandes Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013 y a las directrices político-estratégicas definidas en el Ley para la Defensa de las Personas en el Acceso a los Bienes y Servicios, publicada en Gaceta Oficial N° 39.358 de fecha 01-02-2010.

En el marco de las políticas institucionales anteriormente descritas, el Instituto tiene previsto desarrollar (2) dos proyectos los cuales se detallan a continuación:

- INDEPABIS vanguardia socialista, de aplicación nacional, con el cual se busca mejorar la participación activa y protagónica de los ciudadanos, creando un conjunto de acciones orientadas a la formación y capacitación de las personas naturales y jurídicas, en el acceso a los bienes y servicios.
- Robustecimiento del INDEPABIS, el cual recoge las necesidades que progresivamente deben ser cubiertas por la Institución, en aras de prestar un mejor servicio a la ciudadanía.

En tal sentido, el presupuesto de gastos del INDEPABIS, asciende a la cantidad de Bs. 65.722.695, el cual será financiado con transferencias del Ministerio del Poder Popular para el Comercio.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**65.722.695**
INGRESOS CORRIENTES ORDINARIOS	65.722.695
TRANSFERENCIAS CORRIENTES	65.722.695
Transferencias corrientes del sector público	65.722.695
Transferencias corrientes internas recibidas del sector público	65.722.695
De la República	65.722.695
TOTAL RECURSOS	**65.722.695**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**63.562.781**
GASTOS DE CONSUMO	63.562.781
Remuneraciones	59.150.425
Sueldos, salarios y otras retribuciones	19.778.633
Beneficios y complementos de sueldos y salarios	15.815.439
Aportes patronales	3.220.372
Prestaciones sociales y otras indemnizaciones	5.632.130
Asistencia socioeconómica	14.703.851
Compra de bienes y servicios	4.143.653
Bienes de consumo	1.532.816
Servicios no personales	2.610.837
Impuestos indirectos	268.703
GASTOS DE CAPITAL	**1.559.914**
INVERSIÓN REAL DIRECTA	1.559.914
Formación bruta de capital fijo	1.559.914
Maquinaria, equipos y otros bienes muebles	1.554.448
Bienes preexistentes	5.466
APLICACIONES FINANCIERAS	**600.000**
DISMINUCIÓN DE PASIVOS	600.000
Disminución de cuentas y efectos por pagar	600.000
Disminución de cuentas y efectos por pagar a corto plazo	479.901
Disminución de sueldos, salarios y otras remuneraciones por pagar	365.200
Disminución de aportes patronales y retenciones laborales por pagar	4.518
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	4.518
Disminución cuentas por pagar a proveedores a corto plazo	110.183
Disminución de cuentas y efectos por pagar a mediano y largo plazo	22.037
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	22.037
Disminución de otras cuentas y efectos por pagar	98.062
Disminución de otras cuentas por pagar a corto plazo	98.062
TOTAL GASTOS	**65.722.695**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119001	Indepabis Vanguardia Socialista	Persona			8.171.614		12.405.021			12.405.021
119085	Robustecimiento del INDEPABIS	Sede			19		2.144.985			2.144.985
	TOTAL						**14.550.006**			**14.550.006**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		47.320.340			47.320.340
02	Gestión administrativa		3.852.349			3.852.349
	TOTAL		**51.172.689**			**51.172.689**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**111**	**135**		**246**	**9.020.878**	**12.735**	**9.033.613**
Alto Nivel y de Dirección	1			1	294.768		294.768
Directivo	10	21		31	1.510.141		1.510.141
Profesional y Técnico	20	21		41	1.124.520		1.124.520
Personal Administrativo	72	66		138	4.997.673		4.997.673
Obrero	8	27		35	1.093.776	12.735	1.106.511
Personal Contratado	**212**	**208**		**420**	**10.757.755**		**10.757.755**
Profesional y Técnico	167	144		311	7.683.412		7.683.412
Personal Administrativo	45	64		109	3.074.343		3.074.343
TOTAL	**323**	**343**		**666**	**19.778.633**	**12.735**	**19.791.368**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	59.150.425
4.02	Materiales, suministros y mercancías	1.532.816
4.03	Servicios no personales	2.879.540
4.04	Activos reales	1.559.914
4.11	Disminución de pasivos	600.000
	TOTAL	**65.722.695**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**65.722.695**
INGRESOS CORRIENTES ORDINARIOS	65.722.695
TRANSFERENCIAS CORRIENTES	65.722.695
Transferencias corrientes del sector público	65.722.695
Transferencias corrientes internas recibidas del sector público	65.722.695
De la República	65.722.695
Ministerio del Poder Popular para el Comercio	65.722.695
Recursos Ordinarios	65.722.695
1.2 GASTOS CORRIENTES	**63.562.781**
GASTOS DE CONSUMO	63.562.781
Remuneraciones	59.150.425
Sueldos, salarios y otras retribuciones	19.778.633
Beneficios y complementos de sueldos y salarios	15.815.439
Aportes patronales	3.220.372
Prestaciones sociales y otras indemnizaciones	5.632.130
Asistencia socioeconómica	14.703.851
Compra de bienes y servicios	4.143.653
Bienes de consumo	1.532.816
Servicios no personales	2.610.837
Impuestos indirectos	268.703
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.159.914**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.159.914**
RECURSOS PROPIOS DE CAPITAL	2.159.914
Ahorro en cuenta corriente	2.159.914

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**1.559.914**
INVERSIÓN REAL DIRECTA	1.559.914
Formación bruta de capital fijo	1.559.914
Maquinaria, equipos y otros bienes muebles	1.554.448
Bienes preexistentes	5.466
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**600.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**600.000**
SUPERÁVIT FINANCIERO	600.000
3.2 APLICACIONES FINANCIERAS	**600.000**
DISMINUCIÓN DE PASIVOS	600.000
Disminución de cuentas y efectos por pagar	600.000
Disminución de cuentas y efectos por pagar a corto plazo	479.901
Disminución de sueldos, salarios y otras remuneraciones por pagar	365.200
Disminución de aportes patronales y retenciones laborales por pagar	4.518
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	4.518
Disminución cuentas por pagar a proveedores a corto plazo	110.183
Disminución de cuentas y efectos por pagar a mediano y largo plazo	22.037
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	22.037
Disminución de otras cuentas y efectos por pagar	98.062
Disminución de otras cuentas por pagar a corto plazo	98.062

54
Ministerio del Poder Popular para la Salud

Ministerio del Poder Popular para la Salud

A0025 Instituto Autónomo Hospital Universitario de Caracas (HUC)
A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)
A0119 Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)
A0153 Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)
A0181 Servicio Autónomo Instituto de Biomedicina
A0306 Fundación "José Félix Ribas" (FUNDARIBAS)
A0445 Fundación Hospital Cardiológico Infantil Latinoamericano Dr. Gilberto Rodríguez Ochoa
A0446 Fundación Misión Barrio Adentro
A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)
A0818 Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)
A0907 Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"
A0957 Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)
A0991 Servicio Autónomo de Contraloría Sanitaria (SACS)
A1602 Fundación Misión Niño Jesús

A0025

Instituto Autónomo Hospital Universitario de Caracas (HUC)

INSTITUTO AUTÓNOMO HOSPITAL UNIVERSITARIO DE CARACAS (HUC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Autónomo Hospital Universitario de Caracas, es una Institución de salud que abarca los tres niveles de prestación de servicios asistenciales. Tiene una capacidad para 1.200 camas de hospitalización, es centro de referencia en todo el país y algunas naciones vecinas, principalmente para cirugía cardiovascular y neurocirugía. Es una Institución para pre y postgrado de la Facultad de Medicina de la Universidad Central de Venezuela, siendo sede de 35 cursos de Especialización Clínica.

Dentro de la complejidad creciente de la medicina actual, el Hospital Universitario de Caracas mantiene un ritmo constante de progreso, de forma tal que nuestro país puede contar con un centro que sin distingo de la situación económica y social de los pacientes, puede ofrecerles todo lo que la medicina de hoy día puede aportar al hombre enfermo, partiendo del principio de que la salud es un derecho fundamental.

El incremento en la demanda de pacientes del área metropolitana y de todo el país se debe básicamente, por un lado, al aumento considerable de la población, y por otro, a los elevadísimos costos en las clínicas privadas que conllevan a que una gran parte de la población no pueda hacer uso de estas, por lo que también se ven obligados a recurrir al Sistema Público Nacional de Salud (SPNS), donde el Hospital Universitario de Caracas, por su alto prestigio y alta capacidad es destino obligado.

Se espera que para el 2.013 se puedan atender de forma oportuna y totalmente gratuita un total de 275.406 pacientes a través de los diferentes servicios médicos que conforman este centro hospitalario, garantizándole la realización de estudios especializados tales como: resonancias magnéticas, tomografías, ultrasonidos, laboratorios, radiologías y otros, con equipos poseedores de la más alta tecnología actual.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**1.001.148.103**
INGRESOS CORRIENTES ORDINARIOS	1.001.148.103
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	750.084
Venta de otros bienes y servicios	750.084
TRANSFERENCIAS CORRIENTES	1.000.398.019
Transferencias corrientes del sector público	1.000.398.019
Transferencias corrientes internas recibidas del sector público	1.000.398.019
De la República	1.000.398.019
INGRESOS DE CAPITAL	**1.231.096**
RECURSOS PROPIOS DE CAPITAL	1.231.096
Disminución de existencias	1.231.096
De materias primas, materiales y suministros	1.231.096
FUENTES DE FINANCIAMIENTO	**11.273.214**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	11.273.214
Disminución de otros activos financieros	11.273.214
Disminución de disponibilidades	11.273.214
Disminución de caja	12.401
Disminución de bancos	11.260.813
TOTAL RECURSOS	**1.013.652.413**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**990.633.277**
GASTOS DE CONSUMO	882.422.826
Remuneraciones	692.370.100
Sueldos, salarios y otras retribuciones	247.587.000
Beneficios y complementos de sueldos y salarios	363.833.438
Aportes patronales	22.444.688
Prestaciones sociales y otras indemnizaciones	10.934.296
Asistencia socioeconómica	47.570.678
Compra de bienes y servicios	188.821.630
Bienes de consumo	157.679.941
Servicios no personales	31.141.689
Variación de existencias	1.231.096
TRANSFERENCIAS Y DONACIONES CORRIENTES	108.210.451
Al sector privado	107.960.451
Transferencias corrientes al sector privado	107.010.451
Directas a personas	106.900.390
Pensiones y otros beneficios asociados	5.903.407
Jubilaciones y otros beneficios asociados	100.909.983
Otras transferencias directas a personas	87.000
A instituciones sin fines de lucro	110.061
Donaciones corrientes al sector privado	950.000
Donaciones a personas	950.000
Al sector público	250.000
Transferencias corrientes al sector público	250.000
A instituciones de protección social	250.000
GASTOS DE CAPITAL	**11.745.922**
INVERSIÓN REAL DIRECTA	11.745.922
Formación bruta de capital fijo	11.745.922
Maquinaria, equipos y otros bienes muebles	11.745.922

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**11.273.214**
DISMINUCIÓN DE PASIVOS	11.273.214
Disminución de cuentas y efectos por pagar	11.273.214
Disminución de cuentas y efectos por pagar a corto plazo	11.273.214
Disminución de aportes patronales y retenciones laborales por pagar	2.201.527
Disminución cuentas por pagar a proveedores a corto plazo	9.071.687
TOTAL GASTOS	**1.013.652.413**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119469	Atención Integral, oportuna y gratuita al paciente que ingresa a los diferentes servicios médicos del Hospital Universitario de Caracas	Paciente Atendido	166.976	108.430	275.406	750.084	697.753.503			698.503.587
TOTAL						750.084	697.753.503			698.503.587

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		156.771.496			156.771.496
02	Gestión administrativa	11.273.214	39.059.630			50.332.844
03	Previsión y protección social		106.813.390			106.813.390
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres					
TOTAL		11.273.214	302.644.516			313.917.730

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**3.285**	**1.979**	**1.487**	**6.751**	**194.354.248**	**40.785.429**	**235.139.677**
Directivo	2	10		12	1.058.628		1.058.628
Profesional y Técnico	979	524	787	2.290	64.954.201	13.001.177	77.955.378
Personal Administrativo	177	95	142	414	10.267.813	7.000.633	17.268.446
Personal Médico	351	187	283	821	35.087.997		35.087.997
Obrero	1.776	1.163	275	3.214	82.985.609	20.783.619	103.769.228
Personal Contratado	**541**	**391**		**932**	**31.422.358**		**31.422.358**
Profesional y Técnico	541	391		932	31.422.358		31.422.358
TOTAL	**3.826**	**2.370**	**1.487**	**7.683**	**225.776.606**	**40.785.429**	**266.562.035**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**119**	**51**	**170**	**5.903.407**
Obreros	56	24	80	2.778.074
Empleados	63	27	90	3.125.333
Jubilados	**1.410**	**589**	**1.999**	**100.909.983**
Obreros	799	335	1.134	40.657.793
Empleados	611	254	865	60.252.190
TOTAL	**1.529**	**640**	**2.169**	**106.813.390**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	692.370.100
4.02	Materiales, suministros y mercancías	157.679.941
4.03	Servicios no personales	31.141.689
4.04	Activos reales	11.745.922
4.07	Transferencias y donaciones	108.210.451
4.11	Disminución de pasivos	11.273.214
	TOTAL	**1.012.421.317**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.001.148.103**
INGRESOS CORRIENTES ORDINARIOS	1.001.148.103
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	750.084
Venta de otros bienes y servicios	750.084
TRANSFERENCIAS CORRIENTES	1.000.398.019
Transferencias corrientes del sector público	1.000.398.019
Transferencias corrientes internas recibidas del sector público	1.000.398.019
De la República	1.000.398.019
Recursos Ordinarios	857.115.085
Gestión Fiscal	143.282.934
1.2 GASTOS CORRIENTES	**990.633.277**
GASTOS DE CONSUMO	882.422.826
Remuneraciones	692.370.100
Sueldos, salarios y otras retribuciones	247.587.000
Beneficios y complementos de sueldos y salarios	363.833.438
Aportes patronales	22.444.688
Prestaciones sociales y otras indemnizaciones	10.934.296
Asistencia socioeconómica	47.570.678
Compra de bienes y servicios	188.821.630
Bienes de consumo	157.679.941
Servicios no personales	31.141.689
Variación de existencias	1.231.096
TRANSFERENCIAS Y DONACIONES CORRIENTES	108.210.451
Al sector privado	107.960.451
Transferencias corrientes al sector privado	107.010.451
Directas a personas	106.900.390
Pensiones y otros beneficios asociados	5.903.407
Jubilaciones y otros beneficios asociados	100.909.983
Otras transferencias directas a personas	87.000
A instituciones sin fines de lucro	110.061
Donaciones corrientes al sector privado	950.000
Donaciones a personas	950.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Al sector público	250.000
Transferencias corrientes al sector público	250.000
A instituciones de protección social	250.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**10.514.826**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**11.745.922**
RECURSOS PROPIOS DE CAPITAL	11.745.922
Ahorro en cuenta corriente	10.514.826
Disminución de existencias	1.231.096
De materias primas, materiales y suministros	1.231.096
2.2 GASTOS DE CAPITAL	**11.745.922**
INVERSIÓN REAL DIRECTA	11.745.922
Formación bruta de capital fijo	11.745.922
Maquinaria, equipos y otros bienes muebles	11.745.922
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**11.273.214**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	11.273.214
Disminución de otros activos financieros	11.273.214
Disminución de disponibilidades	11.273.214
Disminución de caja	12.401
Disminución de bancos	11.260.813
3.2 APLICACIONES FINANCIERAS	**11.273.214**
DISMINUCIÓN DE PASIVOS	11.273.214
Disminución de cuentas y efectos por pagar	11.273.214
Disminución de cuentas y efectos por pagar a corto plazo	11.273.214
Disminución de aportes patronales y retenciones laborales por pagar	2.201.527
Disminución cuentas por pagar a proveedores a corto plazo	9.071.687

A0061

Instituto Nacional de Higiene "Rafael Rangel" (INHRR)

INSTITUTO NACIONAL DE HIGIENE "RAFAEL RANGEL" (INHRR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

En el año 2013, el Instituto tiene en sus planes presente y futuros, fortalecer el crecimiento de sus cuatro líneas de acción: producción de vacunas e insumos relacionados, servicios de diagnóstico y/o seguimiento de enfermedades trasmisibles, vigilancia sanitaria de productos de uso y consumo humano y formación de profesionales en salud, para minimizar los factores de riesgo que afecta la salud de nuestra población, a través de:

- Participación activa en el Plan Estratégico Social de Fortalecimiento y Modernización que contempla el Estado Venezolano para el Sector Salud, mediante la ejecución de los proyectos:
    - Validación de procesos productivos, producción de inmunobiológicos e insumos relacionados.
    - Fortalecimiento del centro de referencia nacional y de la red de laboratorios de salud pública para el diagnóstico e investigación de enfermedades transmisibles.
    - Vigilancia sanitaria de productos de uso y consumo humano.
    - Formación de talento humano a través de programas de postgrado, cursos de extensión, pasantías, desarrollo de líneas de investigación y divulgación científica, con apoyo de los programas de cooperación técnica nacional e internacional.

- Transferencia de tecnología, conocimiento y dotación de reactivos a los centros integrados en la Red de Laboratorio de Diagnóstico de Salud Pública a nivel nacional para el diagnóstico y vigilancia epidemiológica de enfermedades emergentes y reemergentes, así como también, para determinar pacientes con VIH (+).

- Atención gratuita a los pacientes infectados por el Virus de Inmunodeficiencia Humana (VIH), el cual se efectúa a través de las determinaciones de Inmunofenotipaje, carga viral y recientemente con las pruebas de resistencias a los medicamentos antiretrovirales, cuyo costo a nivel de instituciones privadas, son inaccesibles por la mayoría de la población afectada, siendo el Instituto Nacional de Higiene "Rafael Rangel", el único que los ofrece gratuitamente.

- Formación de profesionales universitario del área de la salud, en Micología Médica, capacitándolos en la prevención, diagnóstico, tratamiento y seguimiento de la micosis y en vigilancia sanitaria de medicamentos capacitándolos en coordinación, regulación, evaluación, vigilancia y seguimiento Técnico-Científico del registro y control de medicamentos, de acuerdo a los avances de la ciencia y las normas nacionales e internacionales vigentes a través de los Postgrados de Micología Médica y Vigilancia Sanitaria de Medicamentos, así como también mediante cursos no conducentes a grados académicos tales como: antibioterrorismo ante la amenaza mundial (internacional), buenas practicas de manufacturas de medicamentos, registro y control de medicamentos (internacional), enfermedades nuevas, emergentes y reemergentes (internacional), teórico- práctico de diagnóstico, vigilancia y control epidemiológico de la leptospirosis, entre otros.

- Vigilancia sanitaria de los productos de uso y consumo humano a fin de proteger y fomentar la salud de la población venezolana, mediante la evaluación integral de vacunas, derivados sanguíneos, biológicos terapéuticos, materiales médicos de origen biológicos, Kits biológicos de diagnósticos; así como, ensayos fisicoquímicos, microbiológicos y toxicológicos de los productos alimenticios, productos farmacéuticos, naturales, paramédicos y cosméticos, que se comercializan en el país con fines de registro y control sanitario, además de los análisis fisicoquímicos al cigarrillo y productos derivados.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**395.939.403**
INGRESOS CORRIENTES ORDINARIOS	395.939.403
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	111.529.994
Venta de otros bienes y servicios	111.529.994
INGRESOS DE LA PROPIEDAD	800.000
Intereses	800.000
Intereses internos	800.000
Intereses por depósitos	800.000
TRANSFERENCIAS CORRIENTES	283.609.409
Transferencias corrientes del sector público	283.609.409
Transferencias corrientes internas recibidas del sector público	283.609.409
De la República	283.609.409
INGRESOS DE CAPITAL	**29.299.901**
RECURSOS PROPIOS DE CAPITAL	4.363.048
Incremento de la depreciación y amortización acumuladas	4.363.048
TRANSFERENCIAS Y DONACIONES DE CAPITAL	24.936.853
Transferencias y donaciones de capital del sector público	24.936.853
Transferencias de capital recibidas del sector público	24.936.853
De la República	24.936.853
TOTAL RECURSOS	**425.239.304**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**376.541.558**
GASTOS DE CONSUMO	323.158.661
Remuneraciones	228.250.506
Sueldos, salarios y otras retribuciones	34.928.423
Beneficios y complementos de sueldos y salarios	105.812.339
Aportes patronales	6.919.996
Prestaciones sociales y otras indemnizaciones	9.572.706
Asistencia socioeconómica	67.883.728
Otros gastos de personal	3.133.314
Compra de bienes y servicios	90.545.107
Bienes de consumo	49.594.807
Servicios no personales	40.950.300
Depreciación y amortización	4.363.048
TRANSFERENCIAS Y DONACIONES CORRIENTES	53.382.897
Al sector privado	45.574.568
Transferencias corrientes al sector privado	44.947.884
Directas a personas	44.731.046
Pensiones y otros beneficios asociados	5.084.429
Jubilaciones y otros beneficios asociados	39.646.617
A instituciones sin fines de lucro	194.998
Otras transferencias corrientes internas al sector privado	21.840
Donaciones corrientes al sector privado	626.684
Donaciones a personas	504.000
Donaciones a instituciones sin fines de lucro	122.684
Al sector público	7.808.329
Donaciones corrientes al sector público	7.808.329
A la República	7.738.329
A los entes descentralizados sin fines empresariales	70.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS DE CAPITAL	**48.697.746**
INVERSIÓN REAL DIRECTA	48.697.746
Formación bruta de capital fijo	48.595.308
Edificios e instalaciones	5.694.175
Maquinaria, equipos y otros bienes muebles	12.917.843
Construcciones de bienes de dominio privado	9.403.204
Producción propia (gastos capitalizables)	20.580.086
Remuneraciones	10.000.000
Sueldos, salarios y otras retribuciones	10.000.000
Compra de bienes y servicios	10.580.086
Bienes de consumo	1.519.000
Servicios no personales	9.061.086
Bienes intangibles	102.438
TOTAL GASTOS	**425.239.304**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119322	Validación de procesos productivos, producción de inmunobiológicos e insumos relacionados.	Proceso			75	6.020.289	94.943.258			100.963.547
119326	Fortalecimiento del centro de referencia nacional y de la red de laboratorios de salud pública para el diagnóstico e investigación de enfermedades transmisibles.	Examen			2.200.000	29.044.812	46.850.294			75.895.106
119336	Vigilancia sanitaria de productos de uso y consumo humano.	Análisis			837.260	26.370.796	57.156.681			83.527.477
119350	Formación de talento humano a través de programas de postgrado, cursos de extensión, pasantías, desarrollo de líneas de investigación y divulgación científica, con apoyo de los programas de cooperación técnica nacional e internacional.	Persona			841	3.724.579	7.235.176			10.959.755
TOTAL						65.160.476	206.185.409			271.345.885

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	18.218.019	50.161.303			68.379.322
02	Gestión administrativa	33.044.722	7.738.329			40.783.051
03	Previsión y protección social	269.825	44.461.221			44.731.046
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres					
TOTAL		51.532.566	102.360.853			153.893.419

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**603**	**205**		**808**	**24.317.890**	**16.145.492**	**40.463.382**
Alto Nivel y de Dirección	2	3		5	81.900	69.000	150.900
Directivo	8	4		12	704.747	458.995	1.163.742
Profesional y Técnico	390	59		449	14.631.693	8.668.750	23.300.443
Personal Administrativo	123	20		143	3.650.172	3.115.894	6.766.066
Personal Médico	27	7		34	1.225.584	853.465	2.079.049
Obrero	53	112		165	4.023.794	2.979.388	7.003.182
Personal Contratado	**210**	**211**		**421**	**9.326.854**		**9.326.854**
Profesional y Técnico	210	211		421	9.326.854		9.326.854
TOTAL	**813**	**416**		**1.229**	**33.644.744**	**16.145.492**	**49.790.236**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**28**	**6**	**34**	**5.084.429**
Obreros	20	3	23	3.348.276
Empleados	8	3	11	1.736.153
Jubilados	**156**	**60**	**216**	**39.646.617**
Alto Nivel y de Dirección		1	1	189.631
Obreros	19	25	44	8.563.652
Empleados	137	34	171	30.893.334
TOTAL	**184**	**66**	**250**	**44.731.046**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	238.250.506
4.02	Materiales, suministros y mercancías	51.113.807
4.03	Servicios no personales	50.011.386
4.04	Activos reales	28.117.660
4.07	Transferencias y donaciones	53.382.897
4.08	Otros gastos	4.363.048
	TOTAL	**425.239.304**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**395.939.403**
INGRESOS CORRIENTES ORDINARIOS	395.939.403
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	111.529.994
Venta de otros bienes y servicios	111.529.994
INGRESOS DE LA PROPIEDAD	800.000
Intereses	800.000
Intereses internos	800.000
Intereses por depósitos	800.000
TRANSFERENCIAS CORRIENTES	283.609.409
Transferencias corrientes del sector público	283.609.409
Transferencias corrientes internas recibidas del sector público	283.609.409
De la República	283.609.409
Recursos Ordinarios	239.956.322
Gestión Fiscal	35.914.758
Proyecto por Endeudamiento	7.738.329
1.2 GASTOS CORRIENTES	**376.541.558**
GASTOS DE CONSUMO	323.158.661
Remuneraciones	228.250.506
Sueldos, salarios y otras retribuciones	34.928.423
Beneficios y complementos de sueldos y salarios	105.812.339
Aportes patronales	6.919.996
Prestaciones sociales y otras indemnizaciones	9.572.706
Asistencia socioeconómica	67.883.728
Otros gastos de personal	3.133.314
Compra de bienes y servicios	90.545.107
Bienes de consumo	49.594.807
Servicios no personales	40.950.300
Depreciación y amortización	4.363.048
TRANSFERENCIAS Y DONACIONES CORRIENTES	53.382.897
Al sector privado	45.574.568

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Transferencias corrientes al sector privado	44.947.884
Directas a personas	44.731.046
Pensiones y otros beneficios asociados	5.084.429
Jubilaciones y otros beneficios asociados	39.646.617
A instituciones sin fines de lucro	194.998
Otras transferencias corrientes internas al sector privado	21.840
Donaciones corrientes al sector privado	626.684
Donaciones a personas	504.000
Donaciones a instituciones sin fines de lucro	122.684
Al sector público	7.808.329
Donaciones corrientes al sector público	7.808.329
A la República	7.738.329
A los entes descentralizados sin fines empresariales	70.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**19.397.845**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**48.697.746**
RECURSOS PROPIOS DE CAPITAL	23.760.893
Ahorro en cuenta corriente	19.397.845
Incremento de la depreciación y amortización acumuladas	4.363.048
TRANSFERENCIAS Y DONACIONES DE CAPITAL	24.936.853
Transferencias y donaciones de capital del sector público	24.936.853
Transferencias de capital recibidas del sector público	24.936.853
De la República	24.936.853
Recursos Ordinarios	19.936.853
Gestión Fiscal	5.000.000
2.2 GASTOS DE CAPITAL	**48.697.746**
INVERSIÓN REAL DIRECTA	48.697.746
Formación bruta de capital fijo	48.595.308
Edificios e instalaciones	5.694.175
Maquinaria, equipos y otros bienes muebles	12.917.843
Construcciones de bienes de dominio privado	9.403.204

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Producción propia (gastos capitalizables)	20.580.086
Remuneraciones	10.000.000
Sueldos, salarios y otras retribuciones	10.000.000
Compra de bienes y servicios	10.580.086
Bienes de consumo	1.519.000
Servicios no personales	9.061.086
Bienes intangibles	102.438
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0119

Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)

SERVICIO AUTÓNOMO SERVICIO DE ELABORACIONES FARMACÉUTICAS (SEFAR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

SEFAR es una institución cuyo objetivo es el suministro y producción de medicamentos e insumos para el Sistema Público Nacional de Salud (SPNS). Como Servicio Autónomo adscrito al Ministerio del Poder Popular para la Salud, tiene la misión de garantizar el acceso a medicamentos esenciales de alta calidad, suministrados bajo el esquema de racionalidad terapéutica, a los pacientes atendidos en el Sistema Público Nacional de Salud (SPNS) y el abastecimiento de insumos al más bajo costo.

Para el año 2013, tiene previsto continuar con la ejecución del Proyecto "Producción y Dotación de Medicamentos Genéricos a la Población Venezolana", el cual busca satisfacer la demanda de medicamentos genéricos a través de la producción de productos que cubren patologías clasificadas como emergentes y de alto impacto social a la población.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**157.974.696**
INGRESOS CORRIENTES ORDINARIOS	157.974.696
TRANSFERENCIAS CORRIENTES	157.974.696
Transferencias corrientes del sector público	157.974.696
Transferencias corrientes internas recibidas del sector público	157.974.696
De la República	157.974.696
INGRESOS DE CAPITAL	**7.916.815**
RECURSOS PROPIOS DE CAPITAL	7.916.815
Incremento de la depreciación y amortización acumuladas	7.916.815
FUENTES DE FINANCIAMIENTO	**40.601.064**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	40.601.064
Disminución de otros activos financieros	40.601.064
Disminución de disponibilidades	40.601.064
Disminución de caja	40.601.064
TOTAL RECURSOS	**206.492.575**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**176.353.387**
GASTOS DE CONSUMO	174.599.723
Remuneraciones	88.699.269
Sueldos, salarios y otras retribuciones	18.315.779
Beneficios y complementos de sueldos y salarios	40.278.270
Aportes patronales	5.699.895
Prestaciones sociales y otras indemnizaciones	8.988.970
Asistencia socioeconómica	12.812.355
Otros gastos de personal	2.604.000
Compra de bienes y servicios	77.983.639
Bienes de consumo	33.115.140
Servicios no personales	44.868.499
Depreciación y amortización	7.916.815
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.753.664
Al sector privado	1.753.664
Transferencias corrientes al sector privado	1.053.664
Directas a personas	1.053.664
Jubilaciones y otros beneficios asociados	1.053.664
Donaciones corrientes al sector privado	700.000
Donaciones a personas	700.000
GASTOS DE CAPITAL	**30.139.188**
INVERSIÓN REAL DIRECTA	30.139.188
Formación bruta de capital fijo	30.139.188
Maquinaria, equipos y otros bienes muebles	22.219.188
Construcciones de bienes de dominio privado	7.920.000
TOTAL GASTOS	**206.492.575**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119355	Producción de medicamentos genéricos a la población venezolana	Unidad			25.910.000	2.603.845	106.873.367			109.477.212
TOTAL						2.603.845	106.873.367			109.477.212

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	363.628	51.101.329			51.464.957
02	Gestión administrativa	44.496.742				44.496.742
03	Previsión y protección social	1.053.664				1.053.664
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres					
TOTAL		45.914.034	51.101.329			97.015.363

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**64**	**50**		**114**	**3.165.923**	**846.941**	**4.012.864**
Alto Nivel y de Dirección		1		1	100.000	7.800	107.800
Directivo	4	4		8	303.982	61.577	365.559
Profesional y Técnico	23	14		37	1.256.460	286.759	1.543.219
Personal Administrativo	9	5		14	466.107	106.379	572.486
Obrero	28	26		54	1.039.374	384.426	1.423.800
Personal Contratado	**258**	**278**		**536**	**15.125.856**		**15.125.856**
Profesional y Técnico	43	25		68	2.002.531		2.002.531
Personal Administrativo	173	98		271	8.010.125		8.010.125
Obrero	42	155		197	5.113.200		5.113.200
TOTAL	**322**	**328**		**650**	**18.291.779**	**846.941**	**19.138.720**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**14**	**2**	**16**	**1.053.664**
Obreros	4	1	5	326.635
Empleados	10	1	11	727.029
TOTAL	**14**	**2**	**16**	**1.053.664**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	88.699.269
4.02	Materiales, suministros y mercancías	33.115.140
4.03	Servicios no personales	44.868.499
4.04	Activos reales	30.139.188
4.07	Transferencias y donaciones	1.753.664
4.08	Otros gastos	7.916.815
	TOTAL	**206.492.575**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**157.974.696**
INGRESOS CORRIENTES ORDINARIOS	157.974.696
TRANSFERENCIAS CORRIENTES	157.974.696
Transferencias corrientes del sector público	157.974.696
Transferencias corrientes internas recibidas del sector público	157.974.696
De la República	157.974.696
Recursos Ordinarios	122.893.787
Gestión Fiscal	35.080.909
1.2 GASTOS CORRIENTES	**176.353.387**
GASTOS DE CONSUMO	174.599.723
Remuneraciones	88.699.269
Sueldos, salarios y otras retribuciones	18.315.779
Beneficios y complementos de sueldos y salarios	40.278.270
Aportes patronales	5.699.895
Prestaciones sociales y otras indemnizaciones	8.988.970
Asistencia socioeconómica	12.812.355
Otros gastos de personal	2.604.000
Compra de bienes y servicios	77.983.639
Bienes de consumo	33.115.140
Servicios no personales	44.868.499
Depreciación y amortización	7.916.815
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.753.664
Al sector privado	1.753.664
Transferencias corrientes al sector privado	1.053.664
Directas a personas	1.053.664
Jubilaciones y otros beneficios asociados	1.053.664
Donaciones corrientes al sector privado	700.000
Donaciones a personas	700.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(18.378.691)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(10.461.876)**
RECURSOS PROPIOS DE CAPITAL	(10.461.876)
Desahorro en cuenta corriente	(18.378.691)
Incremento de la depreciación y amortización acumuladas	7.916.815
2.2 GASTOS DE CAPITAL	**30.139.188**
INVERSIÓN REAL DIRECTA	30.139.188
Formación bruta de capital fijo	30.139.188
Maquinaria, equipos y otros bienes muebles	22.219.188
Construcciones de bienes de dominio privado	7.920.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(40.601.064)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**40.601.064**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	40.601.064
Disminución de otros activos financieros	40.601.064
Disminución de disponibilidades	40.601.064
Disminución de caja	40.601.064
3.2 APLICACIONES FINANCIERAS	**40.601.064**
DÉFICIT FINANCIERO	40.601.064

A0153

Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)

SERVICIO AUTÓNOMO HOSPITAL UNIVERSITARIO DE MARACAIBO (SAHUM)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El objetivo del Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM) es proporcionar servicios de salud a la población del área de influencia y demandante del Hospital en los aspectos preventivos, curativos, promoción y rehabilitación de los grupos de usuarios con ayuda de los servicios auxiliares y de apoyo al diagnóstico.

En este sentido, para el año 2013 ejecutará el Proyecto "Atención Integral Oportuna y Gratuita a los Pacientes que Acuden a los Servicios Prestados por el SAHUM" el cual tiene como objetivo incrementar el nivel de atención en las diferentes patologías de los pacientes que acuden al Organismo con una meta estimada de 265.860 pacientes.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**731.151.681**
INGRESOS CORRIENTES ORDINARIOS	731.151.681
TRANSFERENCIAS CORRIENTES	731.151.681
Transferencias corrientes del sector público	731.151.681
Transferencias corrientes internas recibidas del sector público	731.151.681
De la República	731.151.681
INGRESOS DE CAPITAL	**1.473.954**
RECURSOS PROPIOS DE CAPITAL	1.473.954
Incremento de la depreciación y amortización acumuladas	1.473.954
TOTAL RECURSOS	**732.625.635**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**717.886.092**
GASTOS DE CONSUMO	717.886.092
Remuneraciones	515.862.365
Sueldos, salarios y otras retribuciones	213.986.706
Beneficios y complementos de sueldos y salarios	203.484.146
Aportes patronales	9.252.790
Prestaciones sociales y otras indemnizaciones	36.423.665
Asistencia socioeconómica	49.685.512
Otros gastos de personal	3.029.546
Compra de bienes y servicios	200.549.773
Bienes de consumo	169.935.660
Servicios no personales	30.614.113
Depreciación y amortización	1.473.954
GASTOS DE CAPITAL	**14.739.543**
INVERSIÓN REAL DIRECTA	14.739.543
Formación bruta de capital fijo	14.239.543
Maquinaria, equipos y otros bienes muebles	8.433.914
Bienes preexistentes	5.805.629
Bienes intangibles	500.000
TOTAL GASTOS	**732.625.635**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119363	Atención Integral, oportuna y gratuita a los pacientes que acuden a los servicios prestados por el SAHUM	Paciente Atendido	209.358	209.358	265.860		503.106.709			503.106.709
TOTAL							503.106.709			503.106.709

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		105.533.955			105.533.955
02	Gestión administrativa	1.473.954	122.511.017			123.984.971
03	Previsión y protección social					
TOTAL		1.473.954	228.044.972			229.518.926

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.658**	**806**		**2.464**	**75.545.633**	**8.572.928**	**84.118.561**
Directivo	1	1		2	72.047	7.925	79.972
Profesional y Técnico	480	176		656	23.631.401	2.599.219	26.230.620
Personal Administrativo	87	29		116	4.178.723	459.618	4.638.341
Personal Médico	278	106		384	13.833.015	1.521.494	15.354.509
Obrero	812	494		1.306	33.830.447	3.984.672	37.815.119
Personal Contratado	**1.973**	**1.396**		**3.369**	**104.609.543**		**104.609.543**
Profesional y Técnico	1.036	299		1.335	46.708.484		46.708.484
Personal Administrativo	23	55		78	2.729.035		2.729.035
Personal Médico	141	348		489	17.108.950		17.108.950
Obrero	773	694		1.467	38.063.074		38.063.074
TOTAL	**3.631**	**2.202**		**5.833**	**180.155.176**	**8.572.928**	**188.728.104**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	515.862.365
4.02	Materiales, suministros y mercancías	169.935.660
4.03	Servicios no personales	30.614.113
4.04	Activos reales	14.739.543
4.08	Otros gastos	1.473.954
	TOTAL	**732.625.635**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**731.151.681**
INGRESOS CORRIENTES ORDINARIOS	731.151.681
TRANSFERENCIAS CORRIENTES	731.151.681
Transferencias corrientes del sector público	731.151.681
Transferencias corrientes internas recibidas del sector público	731.151.681
De la República	731.151.681
Recursos Ordinarios	611.193.833
Gestión Fiscal	119.957.848
1.2 GASTOS CORRIENTES	**717.886.092**
GASTOS DE CONSUMO	717.886.092
Remuneraciones	515.862.365
Sueldos, salarios y otras retribuciones	213.986.706
Beneficios y complementos de sueldos y salarios	203.484.146
Aportes patronales	9.252.790
Prestaciones sociales y otras indemnizaciones	36.423.665
Asistencia socioeconómica	49.685.512
Otros gastos de personal	3.029.546
Compra de bienes y servicios	200.549.773
Bienes de consumo	169.935.660
Servicios no personales	30.614.113
Depreciación y amortización	1.473.954
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**13.265.589**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**14.739.543**
RECURSOS PROPIOS DE CAPITAL	14.739.543
Ahorro en cuenta corriente	13.265.589
Incremento de la depreciación y amortización acumuladas	1.473.954

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**14.739.543**
INVERSIÓN REAL DIRECTA	14.739.543
Formación bruta de capital fijo	14.239.543
Maquinaria, equipos y otros bienes muebles	8.433.914
Bienes preexistentes	5.805.629
Bienes intangibles	500.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0181

Servicio Autónomo Instituto de Biomedicina

SERVICIO AUTÓNOMO INSTITUTO DE BIOMEDICINA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Considerando que la salud es uno de los derechos sociales fundamentales consagrados en la carta magna, la cual establece que el Sistema Público Nacional de Salud dará prioridad a la promoción de la salud y a la prevención de las enfermedades, garantizando el tratamiento oportuno y rehabilitación de calidad; se destaca la importancia de la permanencia de instituciones que acometan esta estratégica labor y es allí, donde el Servicio Autónomo Instituto de Biomedicina (SAIB) cobra un sentido significativo para el país, con proyección internacional.

Es de hacer notar que este Servicio Autónomo adscrito al Ministerio del Poder Popular para la Salud funciona como centro para la investigación y adiestramiento en lepra y enfermedades tropicales de la Organización Mundial de la Salud (OMS) y es responsable desde el punto de vista normativo y de apoyo logístico, de los servicios de dermatología sanitaria distribuidos a escala nacional.

En este sentido, el SAIB realiza el estudio y control de enfermedades endémicas, desde el punto de vista asistencial y epidemiológico, asociado al desarrollo de la docencia y la investigación científica, enmarcando su acción en las siguientes áreas:

- Enfermedades endémicas (lepra, leishmaniasis, oncosercosis, chagas, micosis, enfermedades gastrointestinales de la infancia, parasitosis, psoriasis, alergias, cáncer de la piel, trastornos pigmentarios, dermatología general y cirugía dermatológica).
- Otros problemas de salud (tuberculosis, dengue y otras enfermedades virales).
- Desarrollo de importantes estudios e investigaciones científicas en áreas de apoyo técnico en salud (epidemiología, sistemas de información en salud, sistemas de información geográfica, gerencia en salud y salud internacional).
- Programas de pregrado y de postgrado (especializaciones, maestría y proyectos de doctorado en ciencias biomédicas).

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**36.948.287**
INGRESOS CORRIENTES ORDINARIOS	36.948.287
TRANSFERENCIAS CORRIENTES	35.898.290
Transferencias corrientes del sector público	35.898.290
Transferencias corrientes internas recibidas del sector público	35.898.290
De la República	35.898.290
OTROS INGRESOS	1.049.997
Otros ingresos ordinarios	1.049.997
INGRESOS DE CAPITAL	**198.255**
RECURSOS PROPIOS DE CAPITAL	198.255
Incremento de la depreciación y amortización acumuladas	198.255
TOTAL RECURSOS	**37.146.542**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**36.971.516**
GASTOS DE CONSUMO	36.971.516
Remuneraciones	29.437.977
Sueldos, salarios y otras retribuciones	7.664.272
Beneficios y complementos de sueldos y salarios	12.261.167
Aportes patronales	1.770.543
Prestaciones sociales y otras indemnizaciones	4.353.558
Asistencia socioeconómica	3.388.437
Compra de bienes y servicios	7.335.284
Bienes de consumo	2.786.000
Servicios no personales	4.549.284
Depreciación y amortización	198.255
GASTOS DE CAPITAL	**163.026**
INVERSIÓN REAL DIRECTA	163.026
Formación bruta de capital fijo	163.026
Edificios e instalaciones	163.026
APLICACIONES FINANCIERAS	**12.000**
DISMINUCIÓN DE PASIVOS	12.000
Disminución de cuentas y efectos por pagar	12.000
Disminución de cuentas y efectos por pagar a corto plazo	9.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	4.000
Disminución cuentas por pagar a proveedores a corto plazo	5.000
Disminución de otras cuentas y efectos por pagar	3.000
Disminución de otras cuentas por pagar a corto plazo	3.000
TOTAL GASTOS	**37.146.542**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119347	Atención integral a los pacientes con enfermedades endémicas y dermatológicas en el ámbito nacional	Paciente Atendido	24.000	24.000	44.000		24.964.023			24.964.023
TOTAL							**24.964.023**			**24.964.023**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	700.000	10.613.923			11.313.923
02	Gestión administrativa	548.252	320.344			868.596
03	Previsión y protección social					
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres					
TOTAL		**1.248.252**	**10.934.267**			**12.182.519**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**104**	**81**	**21**	**206**	**6.308.619**	**1.746.068**	**8.054.687**
Alto Nivel y de Dirección		1		1	73.584		73.584
Profesional y Técnico	35	22	10	67	1.959.016	757.624	2.716.640
Personal Administrativo	28	13	1	42	1.084.358	429.538	1.513.896
Personal de Investigación	5	4	2	11	339.618	126.409	466.027
Personal Médico	8	8	4	20	1.134.240	28.356	1.162.596
Obrero	28	33	4	65	1.717.803	404.141	2.121.944
Personal Contratado	**32**	**15**		**47**	**1.355.653**		**1.355.653**
Profesional y Técnico	20	6		26	772.130		772.130
Personal Administrativo	6			6	151.717		151.717
Personal de Investigación		2		2	57.801		57.801
Personal Médico	3			3	117.318		117.318
Obrero	3	7		10	256.687		256.687
TOTAL	**136**	**96**	**21**	**253**	**7.664.272**	**1.746.068**	**9.410.340**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	29.437.977
4.02	Materiales, suministros y mercancías	2.786.000
4.03	Servicios no personales	4.549.284
4.04	Activos reales	163.026
4.08	Otros gastos	198.255
4.11	Disminución de pasivos	12.000
	TOTAL	**37.146.542**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**36.948.287**
INGRESOS CORRIENTES ORDINARIOS	36.948.287
TRANSFERENCIAS CORRIENTES	35.898.290
Transferencias corrientes del sector público	35.898.290
Transferencias corrientes internas recibidas del sector público	35.898.290
De la República	35.898.290
Recursos Ordinarios	29.410.271
Gestión Fiscal	6.488.019
OTROS INGRESOS	1.049.997
Otros ingresos ordinarios	1.049.997
1.2 GASTOS CORRIENTES	**36.971.516**
GASTOS DE CONSUMO	36.971.516
Remuneraciones	29.437.977
Sueldos, salarios y otras retribuciones	7.664.272
Beneficios y complementos de sueldos y salarios	12.261.167
Aportes patronales	1.770.543
Prestaciones sociales y otras indemnizaciones	4.353.558
Asistencia socioeconómica	3.388.437
Compra de bienes y servicios	7.335.284
Bienes de consumo	2.786.000
Servicios no personales	4.549.284
Depreciación y amortización	198.255
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(23.229)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**175.026**
RECURSOS PROPIOS DE CAPITAL	175.026
Desahorro en cuenta corriente	(23.229)
Incremento de la depreciación y amortización acumuladas	198.255

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**163.026**
INVERSIÓN REAL DIRECTA	163.026
Formación bruta de capital fijo	163.026
Edificios e instalaciones	163.026
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**12.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**12.000**
SUPERÁVIT FINANCIERO	12.000
3.2 APLICACIONES FINANCIERAS	**12.000**
DISMINUCIÓN DE PASIVOS	12.000
Disminución de cuentas y efectos por pagar	12.000
Disminución de cuentas y efectos por pagar a corto plazo	9.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	4.000
Disminución cuentas por pagar a proveedores a corto plazo	5.000
Disminución de otras cuentas y efectos por pagar	3.000
Disminución de otras cuentas por pagar a corto plazo	3.000

A0306

Fundación "José Félix Ribas" (FUNDARIBAS)

FUNDACIÓN "JOSÉ FÉLIX RIBAS" (FUNDARIBAS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación fue creada en 1986 y tiene por objeto "el funcionamiento, mantenimiento y financiamiento de las comunidades terapéuticas, prevención, rehabilitación e investigación científica sobre el uso de modo inadecuado, abusivo y fuera de la prescripción facultativa, de sustancias estupefacientes y psicotrópicas".

La Institución desarrolla:

Tratamiento: Tiene como objetivo planificar, ejecutar y desarrollar programas y acciones de asistencia integral, dirigidas al sector de la población afectada por el uso y abuso de drogas. Las acciones están dirigidas a:

- Brindar asistencia integral al sector de la población afectada por el consumo de sustancias estupefacientes y psicotrópicas.
- Incorporar a la familia del consumidor en el sistema de asistencia integral, a objeto de mantener la recuperación y promover la salud familiar.
- Ofrecer a los usuarios asistencia integral a través de diversas técnicas que permitan la atención en los diferentes niveles de salud.
- Registrar y sistematizar la información sobre la población atendida, su volumen y características, así como evaluar los procedimientos y procesos de tratamiento para ajustar los programas.
- Orientar el tratamiento hacia la ejecución de un proyecto de vida personal, coherente con el logro de unas condiciones de vida satisfactorias.
- Constituir una red institucional de tratamiento, rehabilitación y reinserción social que de respuesta a las necesidades de los usuarios y sus familiares.

Prevención: Tiene por objetivo intervenir en grupos, comunidades e instituciones, con la finalidad de mejorar la calidad de vida de la población a través de estrategias preventivas que permitan el abordaje del problema del consumo de drogas. Las acciones están dirigidas a:

- Formar y capacitar multiplicadores en materia de prevención integral ante las drogas.
- Promover en la población prácticas alternativas que contrasten los factores de riesgo y desarrollen estilos de vida positivos, saludables y autónomos.
- Promover el desarrollo y consolidación de una red de prevención integral a nivel nacional.

Para el año 2013 tiene planificado ejecutar el proyecto "Prevención, atención, tratamiento, rehabilitación e inclusión social de niños, niñas, adolescentes y adultos con problemas de adicción", para lo cual estima atender 13.300 pacientes, de los cuales 3.325 son femeninos y 9.975 masculinos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**47.995.853**
INGRESOS CORRIENTES ORDINARIOS	47.995.853
TRANSFERENCIAS CORRIENTES	47.995.853
Transferencias corrientes del sector público	47.995.853
Transferencias corrientes internas recibidas del sector público	47.995.853
De la República	47.995.853
INGRESOS DE CAPITAL	**459.904**
RECURSOS PROPIOS DE CAPITAL	459.904
Incremento de la depreciación y amortización acumuladas	459.904
TOTAL RECURSOS	**48.455.757**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**46.421.833**
GASTOS DE CONSUMO	46.161.833
Remuneraciones	30.202.122
Otros gastos de personal	30.202.122
Compra de bienes y servicios	15.499.807
Bienes de consumo	10.643.572
Servicios no personales	4.856.235
Depreciación y amortización	459.904
TRANSFERENCIAS Y DONACIONES CORRIENTES	260.000
Al sector público	260.000
Donaciones corrientes al sector público	260.000
A la República	260.000
GASTOS DE CAPITAL	**1.671.340**
INVERSIÓN REAL DIRECTA	1.671.340
Formación bruta de capital fijo	1.671.340
Maquinaria, equipos y otros bienes muebles	1.671.340
APLICACIONES FINANCIERAS	**362.584**
DISMINUCIÓN DE PASIVOS	362.584
Disminución de cuentas y efectos por pagar	362.584
Disminución de cuentas y efectos por pagar a corto plazo	362.584
Disminución de sueldos, salarios y otras remuneraciones por pagar	362.584
TOTAL GASTOS	**48.455.757**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119343	Prevención, atención, tratamiento, rehabilitación e inclusión social de personas con problemas de adicciones, en el marco del SNTA	Persona Atendida			41.400		34.743.229			34.743.229
TOTAL							34.743.229			34.743.229

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		9.991.536			9.991.536
02	Gestión administrativa		3.460.992			3.460.992
03	Previsión y protección social		260.000			260.000
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres					
TOTAL			13.712.528			13.712.528

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**115**	**84**		**199**	**6.968.612**	**852.751**	**7.821.363**
Directivo	22	15		37	2.382.256	339.698	2.721.954
Profesional y Técnico	43	22		65	2.017.128	185.086	2.202.214
Personal Administrativo	32	30		62	1.341.036	128.700	1.469.736
Personal Médico	11	7		18	820.800	98.496	919.296
Obrero	7	10		17	407.392	100.771	508.163
Personal Contratado	**84**	**89**		**173**	**1.517.580**		**1.517.580**
Profesional y Técnico	42	33		75	834.636		834.636
Personal Administrativo	23	26		49	366.968		366.968
Personal Médico	19	30		49	315.976		315.976
TOTAL	**199**	**173**		**372**	**8.486.192**	**852.751**	**9.338.943**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**7**	**11**	**18**	**260.000**
Alto Nivel y de Dirección		2	2	54.267
Obreros	2	5	7	86.282
Empleados	5	4	9	119.451
TOTAL	**7**	**11**	**18**	**260.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	30.202.122
4.02	Materiales, suministros y mercancías	10.643.572
4.03	Servicios no personales	4.856.235
4.04	Activos reales	1.671.340
4.07	Transferencias y donaciones	260.000
4.08	Otros gastos	459.904
4.11	Disminución de pasivos	362.584
	TOTAL	**48.455.757**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**47.995.853**
INGRESOS CORRIENTES ORDINARIOS	47.995.853
TRANSFERENCIAS CORRIENTES	47.995.853
Transferencias corrientes del sector público	47.995.853
Transferencias corrientes internas recibidas del sector público	47.995.853
De la República	47.995.853
Recursos Ordinarios	43.638.312
Gestión Fiscal	4.357.541
1.2 GASTOS CORRIENTES	**46.421.833**
GASTOS DE CONSUMO	46.161.833
Remuneraciones	30.202.122
Otros gastos de personal	30.202.122
Compra de bienes y servicios	15.499.807
Bienes de consumo	10.643.572
Servicios no personales	4.856.235
Depreciación y amortización	459.904
TRANSFERENCIAS Y DONACIONES CORRIENTES	260.000
Al sector público	260.000
Donaciones corrientes al sector público	260.000
A la República	260.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.574.020**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.033.924**
RECURSOS PROPIOS DE CAPITAL	2.033.924
Ahorro en cuenta corriente	1.574.020
Incremento de la depreciación y amortización acumuladas	459.904
2.2 GASTOS DE CAPITAL	**1.671.340**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
INVERSIÓN REAL DIRECTA	1.671.340
Formación bruta de capital fijo	1.671.340
Maquinaria, equipos y otros bienes muebles	1.671.340
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**362.584**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**362.584**
SUPERÁVIT FINANCIERO	362.584
3.2 APLICACIONES FINANCIERAS	**362.584**
DISMINUCIÓN DE PASIVOS	362.584
Disminución de cuentas y efectos por pagar	362.584
Disminución de cuentas y efectos por pagar a corto plazo	362.584
Disminución de sueldos, salarios y otras remuneraciones por pagar	362.584

A0445

Fundación Hospital Cardiológico Infantil Latinoamericano Dr. Gilberto Rodríguez Ochoa

FUNDACIÓN HOSPITAL CARDIOLÓGICO INFANTIL LATINOAMERICANO DR. GILBERTO RODRÍGUEZ OCHOA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Hospital Cardiológico Infantil Latinoamericano "Dr. Gilberto Rodríguez Ochoa", tiene como actividad principal la atención medico-quirúrgica a niños, niñas y adolescentes con cardiopatías congénitas y/o adquiridas en el ámbito nacional e internacional.

Para el año 2013 orienta su gestión a continuar con la ejecución del Proyecto "Atención Integral Médico-quirúrgico a la Población Infantil y Adolescente con Patología Cardiovascular Congénita y/o Adquirida a Nivel Nacional e Internacional", el cual tiene como objetivo brindar atención integral a través de consultas especializadas y atención quirúrgica o intervencionista a niños, niñas y adolescentes con patologías cardiovasculares. La meta para 2013 es atender a 1.220 pacientes.

A través de las Donaciones Corrientes a Instituciones se espera mantener el número de intervenciones a pacientes en los Centros Cardiovasculares Regionales, permitiendo alcanzar los objetivos trazados.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**88.960.185**
INGRESOS CORRIENTES ORDINARIOS	88.960.185
TRANSFERENCIAS CORRIENTES	88.960.185
Transferencias corrientes del sector público	88.960.185
Transferencias corrientes internas recibidas del sector público	88.960.185
De la República	88.960.185
INGRESOS DE CAPITAL	**5.211.318**
RECURSOS PROPIOS DE CAPITAL	5.211.318
Incremento de la depreciación y amortización acumuladas	5.211.318
TOTAL RECURSOS	**94.171.503**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**92.689.905**
GASTOS DE CONSUMO	90.746.987
Remuneraciones	53.004.228
Sueldos, salarios y otras retribuciones	23.580.216
Beneficios y complementos de sueldos y salarios	20.448.444
Aportes patronales	1.820.104
Prestaciones sociales y otras indemnizaciones	4.493.412
Asistencia socioeconómica	2.583.128
Otros gastos de personal	78.924
Compra de bienes y servicios	28.335.902
Bienes de consumo	15.619.970
Servicios no personales	12.715.932
Impuestos indirectos	4.195.539
Depreciación y amortización	5.211.318
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.942.918
Al sector privado	559.742
Donaciones corrientes al sector privado	559.742
Donaciones a personas	531.761
Donaciones a instituciones sin fines de lucro	27.981
Al sector público	1.383.176
Transferencias corrientes al sector público	1.383.176
A los entes descentralizados sin fines empresariales para sus gastos	1.383.176
GASTOS DE CAPITAL	**1.481.598**
INVERSIÓN REAL DIRECTA	1.481.598
Formación bruta de capital fijo	1.480.465
Maquinaria, equipos y otros bienes muebles	1.480.465
Bienes intangibles	1.133
TOTAL GASTOS	**94.171.503**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119367	Atención integral médico-quirúrgica a la población infantil y adolescentes con patología cardiovascular congénita y/o adquirida a nivel nacional e internacional.	Paciente Atendido	549	671	1.220		62.935.871			62.935.871
TOTAL							**62.935.871**			**62.935.871**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		15.533.811			15.533.811
02	Gestión administrativa	5.211.318	10.490.503			15.701.821
03	Previsión y protección social					
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres					
TOTAL		**5.211.318**	**26.024.314**			**31.235.632**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**305**	**129**		**434**	**17.390.023**		**17.390.023**
Alto Nivel y de Dirección	1			1	82.540		82.540
Directivo	5	5		10	482.737		482.737
Profesional y Técnico	220	70		290	8.017.987		8.017.987
Personal Administrativo	52	42		94	4.657.754		4.657.754
Personal Docente	3			3	155.076		155.076
Personal Médico	24	12		36	3.993.929		3.993.929
Personal Contratado	**47**	**39**		**86**	**5.292.598**		**5.292.598**
Profesional y Técnico	25	25		50	2.428.474		2.428.474
Personal Administrativo	14	6		20	939.966		939.966
Personal Médico	8	8		16	1.924.158		1.924.158
TOTAL	**352**	**168**		**520**	**22.682.621**		**22.682.621**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	53.004.228
4.02	Materiales, suministros y mercancías	15.619.970
4.03	Servicios no personales	16.911.471
4.04	Activos reales	1.481.598
4.07	Transferencias y donaciones	1.942.918
4.08	Otros gastos	5.211.318
	TOTAL	**94.171.503**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**88.960.185**
INGRESOS CORRIENTES ORDINARIOS	88.960.185
TRANSFERENCIAS CORRIENTES	88.960.185
Transferencias corrientes del sector público	88.960.185
Transferencias corrientes internas recibidas del sector público	88.960.185
De la República	88.960.185
Recursos Ordinarios	74.893.449
Gestión Fiscal	14.066.736
1.2 GASTOS CORRIENTES	**92.689.905**
GASTOS DE CONSUMO	90.746.987
Remuneraciones	53.004.228
Sueldos, salarios y otras retribuciones	23.580.216
Beneficios y complementos de sueldos y salarios	20.448.444
Aportes patronales	1.820.104
Prestaciones sociales y otras indemnizaciones	4.493.412
Asistencia socioeconómica	2.583.128
Otros gastos de personal	78.924
Compra de bienes y servicios	28.335.902
Bienes de consumo	15.619.970
Servicios no personales	12.715.932
Impuestos indirectos	4.195.539
Depreciación y amortización	5.211.318
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.942.918
Al sector privado	559.742
Donaciones corrientes al sector privado	559.742
Donaciones a personas	531.761
Donaciones a instituciones sin fines de lucro	27.981
Al sector público	1.383.176
Transferencias corrientes al sector público	1.383.176
A los entes descentralizados sin fines empresariales para sus gastos	1.383.176
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(3.729.720)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.481.598**
RECURSOS PROPIOS DE CAPITAL	1.481.598
Desahorro en cuenta corriente	(3.729.720)
Incremento de la depreciación y amortización acumuladas	5.211.318
2.2 GASTOS DE CAPITAL	**1.481.598**
INVERSIÓN REAL DIRECTA	1.481.598
Formación bruta de capital fijo	1.480.465
Maquinaria, equipos y otros bienes muebles	1.480.465
Bienes intangibles	1.133
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0446

Fundación Misión Barrio Adentro

FUNDACIÓN MISIÓN BARRIO ADENTRO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación persigue como objetivo la gestión de los procesos administrativos, a fin de desarrollar los planes y proyectos que permitan mejorar la calidad de vida y salud de los venezolanos y venezolanas para la implementación de la Misión Barrio Adentro.

Para el año 2013 tiene proyectado continuar ejecutando los siguientes Proyectos:

- Fortalecimiento de los Consultorios Populares en Barrio Adentro I a Nivel Nacional, que persigue garantizar la atención integral, gratuita y oportuna a las personas que requieren atención de primer nivel mediante el fortalecimiento de los Consultorios Populares.

- Consolidación de la Red Ambulatoria Convencional (Centros de Diagnóstico Integral, Salas de Rehabilitación Integral y Centros de Alta Tecnología), en el marco de Barrio Adentro II, tiene proyectado garantizar la atención diagnóstica y de rehabilitación integral a pacientes de escasos recursos, provenientes de los centros del primer nivel de atención, mediante la consolidación de la red ambulatoria especializada.

- Atención odontológica integral a la población venezolana, tiene como objetivo brindar atención odontológica a personas excluidas con enfermedades periodontales, caries, mal oclusión, lesiones y patologías bucales, a través de la curación integral y rehabilitación protésica del sistema estomatognático, con reposición de las condiciones funcionales, estéticas y prevención.

Para el fortalecimiento de la Misión cuenta con un presupuesto de Bs. 2.252.532.000 que incluye recursos provenientes Fondo Único Social de Misiones (FUM) por Bs. 925.783.520.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**2.184.949.004**
INGRESOS CORRIENTES ORDINARIOS	2.184.949.004
TRANSFERENCIAS CORRIENTES	2.184.949.004
Transferencias corrientes del sector público	2.184.949.004
Transferencias corrientes internas recibidas del sector público	2.184.949.004
De la República	2.184.949.004
INGRESOS DE CAPITAL	**6.582.996**
RECURSOS PROPIOS DE CAPITAL	6.582.996
Incremento de la depreciación y amortización acumuladas	6.582.996
FUENTES DE FINANCIAMIENTO	**61.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	61.000.000
Disminución de otros activos financieros	61.000.000
Disminución de disponibilidades	61.000.000
Disminución de bancos	61.000.000
TOTAL RECURSOS	**2.252.532.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**2.125.702.409**
GASTOS DE CONSUMO	1.802.256.425
Remuneraciones	1.402.279.599
Sueldos, salarios y otras retribuciones	608.620.666
Beneficios y complementos de sueldos y salarios	648.017.354
Aportes patronales	81.005.303
Prestaciones sociales y otras indemnizaciones	56.835.636
Asistencia socioeconómica	7.800.640
Compra de bienes y servicios	366.295.317
Bienes de consumo	132.593.320
Servicios no personales	233.701.997
Impuestos indirectos	27.098.513
Depreciación y amortización	6.582.996
TRANSFERENCIAS Y DONACIONES CORRIENTES	323.445.984
Al sector privado	323.445.984
Transferencias corrientes al sector privado	323.445.984
Directas a personas	323.445.984
Otras transferencias directas a personas	323.445.984
GASTOS DE CAPITAL	**65.829.591**
INVERSIÓN REAL DIRECTA	65.829.591
Formación bruta de capital fijo	65.829.591
Edificios e instalaciones	25.845.983
Maquinaria, equipos y otros bienes muebles	39.704.688
Construcciones de bienes de dominio privado	278.920
APLICACIONES FINANCIERAS	**61.000.000**
DISMINUCIÓN DE PASIVOS	61.000.000
Disminución de cuentas y efectos por pagar	61.000.000
Disminución de cuentas y efectos por pagar a corto plazo	1.008.720
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.008.720

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de cuentas y efectos por pagar a mediano y largo plazo	578.264
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	578.264
Disminución de otras cuentas y efectos por pagar	59.413.016
Disminución de otras cuentas por pagar a corto plazo	59.413.016
TOTAL GASTOS	**2.252.532.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119321	Fortalecimiento de los Consultorios Populares de Barrio Adentro I	Consulta			70.000.000		510.343.577			510.343.577
119323	Consolidación de la red ambulatoria convencional (Centros de Diagnostico Integral, Salas de Rehabilitación Integral y Centros de Alta Tecnología)	Paciente	9.716.332	8.968.922	18.685.254		1.135.158.954			1.135.158.954
119324	Atención Odontológica Integral a la Población Venezolana	Paciente Atendido	27.540	21.637	49.177		50.309.504			50.309.504
TOTAL							**1.695.812.035**			**1.695.812.035**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		207.125.940			207.125.940
02	Gestión administrativa	67.582.996	282.011.029			349.594.025
03	Previsión y protección social					
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres					
TOTAL		**67.582.996**	**489.136.969**			**556.719.965**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**16.758**	**11.827**		**28.585**	**608.239.961**		**608.239.961**
Directivo	8	6		14	6.986.116		6.986.116
Profesional y Técnico	2.754	2.047		4.801	158.387.249		158.387.249
Personal Administrativo	1.970	1.860		3.830	98.467.498		98.467.498
Personal Médico	275	475		750	50.447.277		50.447.277
Obrero	11.751	7.439		19.190	293.951.821		293.951.821
TOTAL	**16.758**	**11.827**		**28.585**	**608.239.961**		**608.239.961**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	1.402.279.599
4.02	Materiales, suministros y mercancías	132.593.320
4.03	Servicios no personales	260.800.510
4.04	Activos reales	65.829.591
4.07	Transferencias y donaciones	323.445.984
4.08	Otros gastos	6.582.996
4.11	Disminución de pasivos	61.000.000
	TOTAL	**2.252.532.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.184.949.004**
INGRESOS CORRIENTES ORDINARIOS	2.184.949.004
TRANSFERENCIAS CORRIENTES	2.184.949.004
Transferencias corrientes del sector público	2.184.949.004
Transferencias corrientes internas recibidas del sector público	2.184.949.004
De la República	2.184.949.004
Ministerio del Poder Popular para la Salud	1.259.165.484
Recursos Ordinarios	1.259.165.484
Ministerio del Poder Popular para la Presidencia	925.783.520
Recursos Ordinarios	925.783.520
1.2 GASTOS CORRIENTES	**2.125.702.409**
GASTOS DE CONSUMO	1.802.256.425
Remuneraciones	1.402.279.599
Sueldos, salarios y otras retribuciones	608.620.666
Beneficios y complementos de sueldos y salarios	648.017.354
Aportes patronales	81.005.303
Prestaciones sociales y otras indemnizaciones	56.835.636
Asistencia socioeconómica	7.800.640
Compra de bienes y servicios	366.295.317
Bienes de consumo	132.593.320
Servicios no personales	233.701.997
Impuestos indirectos	27.098.513
Depreciación y amortización	6.582.996
TRANSFERENCIAS Y DONACIONES CORRIENTES	323.445.984
Al sector privado	323.445.984
Transferencias corrientes al sector privado	323.445.984
Directas a personas	323.445.984
Otras transferencias directas a personas	323.445.984
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**59.246.595**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**65.829.591**
RECURSOS PROPIOS DE CAPITAL	65.829.591
Ahorro en cuenta corriente	59.246.595
Incremento de la depreciación y amortización acumuladas	6.582.996
2.2 GASTOS DE CAPITAL	**65.829.591**
INVERSIÓN REAL DIRECTA	65.829.591
Formación bruta de capital fijo	65.829.591
Edificios e instalaciones	25.845.983
Maquinaria, equipos y otros bienes muebles	39.704.688
Construcciones de bienes de dominio privado	278.920
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**61.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	61.000.000
Disminución de otros activos financieros	61.000.000
Disminución de disponibilidades	61.000.000
Disminución de bancos	61.000.000
3.2 APLICACIONES FINANCIERAS	**61.000.000**
DISMINUCIÓN DE PASIVOS	61.000.000
Disminución de cuentas y efectos por pagar	61.000.000
Disminución de cuentas y efectos por pagar a corto plazo	1.008.720
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.008.720
Disminución de cuentas y efectos por pagar a mediano y largo plazo	578.264
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	578.264
Disminución de otras cuentas y efectos por pagar	59.413.016
Disminución de otras cuentas por pagar a corto plazo	59.413.016

A0457

Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)

FUNDACIÓN DE EDIFICACIONES Y EQUIPAMIENTO HOSPITALARIO (FUNDEEH)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH), como organismo ejecutor del Ministerio del Poder Popular para la Salud y en cumplimiento al mandato del Presidente de la República Bolivariana de Venezuela, tiene previsto continuar con las remodelaciones, reacondicionamiento y mejoras en la infraestructura física, equipos médicos y electromecánicos de la red hospitalaria a nivel nacional, que permitan potenciar y consolidar la primera etapa de la Misión Barrio Adentro III, a los fines de recuperar el grado de deterioro de los centros asistenciales y así garantizar a la población su derecho constitucional a la salud y se prevé la ejecución de obras de infraestructura que permitan la atención primaria a través de la consulta en hospitales y ambulatorios urbanos tipos I, II y III y cubrir gastos de personal fijo, contratado y operativos de la Fundación

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**38.672.764**
INGRESOS CORRIENTES ORDINARIOS	38.672.764
TRANSFERENCIAS CORRIENTES	38.672.764
Transferencias corrientes del sector público	38.672.764
Transferencias corrientes internas recibidas del sector público	38.672.764
De la República	38.672.764
INGRESOS DE CAPITAL	**188.488.156**
RECURSOS PROPIOS DE CAPITAL	450.000
Incremento de la depreciación y amortización acumuladas	450.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	188.038.156
Transferencias y donaciones de capital del sector público	188.038.156
Transferencias de capital recibidas del sector público	188.038.156
De la República	188.038.156
FUENTES DE FINANCIAMIENTO	**1.841.335.507**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.841.335.507
Disminución de otros activos financieros	1.841.335.507
Disminución de disponibilidades	1.841.335.507
Disminución de bancos	1.841.335.507
TOTAL RECURSOS	**2.068.496.427**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**54.740.836**
GASTOS DE CONSUMO	53.198.350
Remuneraciones	40.866.962
Sueldos, salarios y otras retribuciones	13.146.112
Beneficios y complementos de sueldos y salarios	16.684.923
Aportes patronales	1.464.677
Prestaciones sociales y otras indemnizaciones	3.140.218
Asistencia socioeconómica	6.431.032
Compra de bienes y servicios	11.881.388
Bienes de consumo	5.293.539
Servicios no personales	6.587.849
Depreciación y amortización	450.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.542.486
Al sector privado	1.542.486
Transferencias corrientes al sector privado	522.486
Otras transferencias corrientes internas al sector privado	522.486
Donaciones corrientes al sector privado	1.020.000
Donaciones a personas	20.000
Donaciones corrientes a Consejos Comunales	1.000.000
GASTOS DE CAPITAL	**2.013.755.591**
INVERSIÓN REAL DIRECTA	2.013.755.591
Formación bruta de capital fijo	2.013.555.591
Maquinaria, equipos y otros bienes muebles	103.942.735
Construcciones de bienes de dominio privado	1.604.263.666
Producción propia (gastos capitalizables)	305.349.190
Compra de bienes y servicios	305.349.190
Bienes de consumo	6.897.867
Servicios no personales	298.451.323
Bienes intangibles	200.000
TOTAL GASTOS	**2.068.496.427**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119427	Continuación de la ampliación, remodelación y modernización de las redes hospitalaria en los hospitales tipo I, II, III y IV y ambulatoria especializada (CDI, SRI, CAT) a nivel nacional.	Obra			62	1.822.000.000	188.038.156			2.010.038.156
TOTAL						**1.822.000.000**	**188.038.156**			**2.010.038.156**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	12.560.221	29.697.370			42.257.591
02	Gestión administrativa	7.225.286	8.975.394			16.200.680
03	Previsión y protección social					
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres					
TOTAL		**19.785.507**	**38.672.764**			**58.458.271**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**47**	**61**		**108**	**3.592.332**		**3.592.332**
Alto Nivel y de Dirección	47	61		108	3.592.332		3.592.332
Personal Contratado	**130**	**108**		**238**	**8.451.460**		**8.451.460**
Profesional y Técnico	82	67		149	5.577.042		5.577.042
Personal Administrativo	32	16		48	1.867.038		1.867.038
Obrero	16	25		41	1.007.380		1.007.380
TOTAL	**177**	**169**		**346**	**12.043.792**		**12.043.792**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	40.866.962
4.02	Materiales, suministros y mercancías	12.191.406
4.03	Servicios no personales	305.039.172
4.04	Activos reales	1.708.406.401
4.07	Transferencias y donaciones	1.542.486
4.08	Otros gastos	450.000
	TOTAL	**2.068.496.427**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**38.672.764**
INGRESOS CORRIENTES ORDINARIOS	38.672.764
TRANSFERENCIAS CORRIENTES	38.672.764
Transferencias corrientes del sector público	38.672.764
Transferencias corrientes internas recibidas del sector público	38.672.764
De la República	38.672.764
Recursos Ordinarios	30.379.950
Gestión Fiscal	8.292.814
1.2 GASTOS CORRIENTES	**54.740.836**
GASTOS DE CONSUMO	53.198.350
Remuneraciones	40.866.962
Sueldos, salarios y otras retribuciones	13.146.112
Beneficios y complementos de sueldos y salarios	16.684.923
Aportes patronales	1.464.677
Prestaciones sociales y otras indemnizaciones	3.140.218
Asistencia socioeconómica	6.431.032
Compra de bienes y servicios	11.881.388
Bienes de consumo	5.293.539
Servicios no personales	6.587.849
Depreciación y amortización	450.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.542.486
Al sector privado	1.542.486
Transferencias corrientes al sector privado	522.486
Otras transferencias corrientes internas al sector privado	522.486
Donaciones corrientes al sector privado	1.020.000
Donaciones a personas	20.000
Donaciones corrientes a Consejos Comunales	1.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(16.068.072)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**172.420.084**
RECURSOS PROPIOS DE CAPITAL	(15.618.072)
Desahorro en cuenta corriente	(16.068.072)
Incremento de la depreciación y amortización acumuladas	450.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	188.038.156
Transferencias y donaciones de capital del sector público	188.038.156
Transferencias de capital recibidas del sector público	188.038.156
De la República	188.038.156
Recursos Ordinarios	166.911.015
Gestión Fiscal	21.127.141
2.2 GASTOS DE CAPITAL	**2.013.755.591**
INVERSIÓN REAL DIRECTA	2.013.755.591
Formación bruta de capital fijo	2.013.555.591
Maquinaria, equipos y otros bienes muebles	103.942.735
Construcciones de bienes de dominio privado	1.604.263.666
Producción propia (gastos capitalizables)	305.349.190
Compra de bienes y servicios	305.349.190
Bienes de consumo	6.897.867
Servicios no personales	298.451.323
Bienes intangibles	200.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.841.335.507)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.841.335.507**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.841.335.507
Disminución de otros activos financieros	1.841.335.507
Disminución de disponibilidades	1.841.335.507
Disminución de bancos	1.841.335.507
3.2 APLICACIONES FINANCIERAS	**1.841.335.507**
DÉFICIT FINANCIERO	1.841.335.507

A0818

Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)

SOCIEDAD CIVIL PARA EL CONTROL DE ENFERMEDADES ENDÉMICAS Y ASISTENCIA AL INDÍGENA, ESTADO BOLÍVAR (CENASAI BOLÍVAR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Sociedad Civil CENASAI Bolívar tiene como objetivo principal mejorar la calidad de vida de los indígenas del Estado Bolívar, a través del control de las enfermedades endémicas e infecto-contagiosas, atendiendo las regiones Maigualida Parguaza, Ikabaru Pionero, Cuyuní-ven, entre otras

Tiene previsto continuar con la programación establecida para cubrir en su primera fase extensas áreas rurales y semi-urbanas del Estado Bolívar, priorizando una acción intensa en las distintas comunidades indígenas que presentan un difícil acceso; puntualizando programas concretos en acciones de salud y creando un sistema de vigilancia epidemiológica que, dentro de las posibilidades presupuestarias determinen un eficiente control de las enfermedades endémicas facilitando la prevención y el tratamiento a las diversas comunidades del medio. Ejecutará el Proyecto "Atención integral en salud a las comunidades indígenas ubicadas en áreas de difícil acceso del Estado Bolívar" el cual tiene como objetivo garantizar la cobertura y calidad de atención integral en salud, oportuna y suficiente, a través de la creación de un sistema local de salud propio del área indígena, dirigido y ejecutado con la participación protagónica de la comunidad.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**6.406.455**
INGRESOS CORRIENTES ORDINARIOS	6.406.455
TRANSFERENCIAS CORRIENTES	6.406.455
Transferencias corrientes del sector público	6.406.455
Transferencias corrientes internas recibidas del sector público	6.406.455
De la República	6.244.949
Del Poder Estadal	161.506
INGRESOS DE CAPITAL	**148**
RECURSOS PROPIOS DE CAPITAL	148
Incremento de la depreciación y amortización acumuladas	148
TOTAL RECURSOS	**6.406.603**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**6.169.600**
GASTOS DE CONSUMO	6.169.600
Remuneraciones	5.922.952
Sueldos, salarios y otras retribuciones	2.757.475
Beneficios y complementos de sueldos y salarios	2.866.417
Aportes patronales	299.060
Compra de bienes y servicios	246.500
Bienes de consumo	126.576
Servicios no personales	119.924
Depreciación y amortización	148
GASTOS DE CAPITAL	**17.714**
INVERSIÓN REAL DIRECTA	17.714
Formación bruta de capital fijo	17.714
Maquinaria, equipos y otros bienes muebles	17.714
APLICACIONES FINANCIERAS	**219.289**
INVERSIÓN FINANCIERA	219.289
Incremento de otros activos financieros	219.289
Incremento de disponibilidades	219.289
Incremento de bancos	219.289
TOTAL GASTOS	**6.406.603**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119401	Atención Integral en salud a las comunidades indigenas ubicadas en áreas de difícil acceso del estado Bolívar	Indigena Atendido	9.118	2.879	11.997		4.332.399		161.506	4.493.905
TOTAL							4.332.399		161.506	4.493.905

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		1.629.133			1.629.133
02	Gestión administrativa	148	283.417			283.565
03	Previsión y protección social					
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres					
TOTAL		148	1.912.550			1.912.698

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	26	53		79	2.757.475		2.757.475
Directivo		1		1	90.000		90.000
Profesional y Técnico	11	6		17	663.874		663.874
Personal Administrativo	1			1	72.000		72.000
Personal de Investigación		1		1	42.000		42.000
Personal Médico	3	3		6	360.000		360.000
Obrero	11	42		53	1.529.601		1.529.601
TOTAL	26	53		79	2.757.475		2.757.475

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	5.922.952
4.02	Materiales, suministros y mercancías	126.576
4.03	Servicios no personales	119.924
4.04	Activos reales	17.714
4.05	Activos financieros	219.289
4.08	Otros gastos	148
	TOTAL	6.406.603

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**6.406.455**
INGRESOS CORRIENTES ORDINARIOS	6.406.455
TRANSFERENCIAS CORRIENTES	6.406.455
Transferencias corrientes del sector público	6.406.455
Transferencias corrientes internas recibidas del sector público	6.406.455
De la República	6.244.949
Recursos Ordinarios	5.381.726
Gestión Fiscal	863.223
Del Poder Estadal	161.506
1.2 GASTOS CORRIENTES	**6.169.600**
GASTOS DE CONSUMO	6.169.600
Remuneraciones	5.922.952
Sueldos, salarios y otras retribuciones	2.757.475
Beneficios y complementos de sueldos y salarios	2.866.417
Aportes patronales	299.060
Compra de bienes y servicios	246.500
Bienes de consumo	126.576
Servicios no personales	119.924
Depreciación y amortización	148
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**236.855**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**237.003**
RECURSOS PROPIOS DE CAPITAL	237.003
Ahorro en cuenta corriente	236.855
Incremento de la depreciación y amortización acumuladas	148
2.2 GASTOS DE CAPITAL	**17.714**
INVERSIÓN REAL DIRECTA	17.714
Formación bruta de capital fijo	17.714
Maquinaria, equipos y otros bienes muebles	17.714

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**219.289**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**219.289**
SUPERÁVIT FINANCIERO	219.289
3.2 APLICACIONES FINANCIERAS	**219.289**
INVERSIÓN FINANCIERA	219.289
Incremento de otros activos financieros	219.289
Incremento de disponibilidades	219.289
Incremento de bancos	219.289

A0907

Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"

SERVICIO AUTÓNOMO INSTITUTO DE ALTOS ESTUDIOS "DR. ARNOLDO GABALDÓN"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Organismo tiene como objetivo desarrollar programas de formación y capacitación dirigidos a funcionarios del Ministerio del Poder Popular para la Salud, líderes comunitarios, delegados de los comités de salud y público en general; así como también, líneas de investigación, en las especialidades de Medicina General Integral, Salud Pública, Salud Ocupacional e Higiene del Ambiente Laboral y Epidemiología; con la finalidad de contribuir a la creación de equipos multidisciplinarios, de elevada capacidad técnica y científica, que respondan de forma oportuna a las necesidades sociales acordes con las tendencias en salud pública, educación, ciencia y tecnología a nivel nacional e internacional, todo ello encaminado al fortalecimiento de los diferentes niveles de atención del Sistema Público Nacional de Salud.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**64.975.415**
INGRESOS CORRIENTES ORDINARIOS	64.975.415
TRANSFERENCIAS CORRIENTES	64.975.415
Transferencias corrientes del sector público	64.975.415
Transferencias corrientes internas recibidas del sector público	64.975.415
De la República	64.975.415
INGRESOS DE CAPITAL	**2.152.399**
RECURSOS PROPIOS DE CAPITAL	2.152.399
Incremento de la depreciación y amortización acumuladas	2.152.399
FUENTES DE FINANCIAMIENTO	**24.659.724**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	24.659.724
Disminución de otros activos financieros	24.659.724
Disminución de disponibilidades	24.659.724
Disminución de bancos	24.659.724
TOTAL RECURSOS	**91.787.538**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**88.433.548**
GASTOS DE CONSUMO	51.116.146
Remuneraciones	35.341.756
Sueldos, salarios y otras retribuciones	11.632.494
Beneficios y complementos de sueldos y salarios	10.478.010
Aportes patronales	1.177.448
Prestaciones sociales y otras indemnizaciones	4.897.135
Asistencia socioeconómica	4.584.025
Otros gastos de personal	2.572.644
Compra de bienes y servicios	13.621.991
Bienes de consumo	4.046.763
Servicios no personales	9.575.228
Depreciación y amortización	2.152.399
TRANSFERENCIAS Y DONACIONES CORRIENTES	37.317.402
Al sector privado	37.310.577
Transferencias corrientes al sector privado	37.258.077
Otras transferencias corrientes internas al sector privado	37.258.077
Donaciones corrientes al sector privado	52.500
Donaciones a personas	52.500
Al sector público	6.825
Transferencias corrientes al sector público	6.825
Subsidios e incentivos otorgados por normas externas	6.825
GASTOS DE CAPITAL	**3.353.990**
INVERSIÓN REAL DIRECTA	3.353.990
Formación bruta de capital fijo	3.353.990
Maquinaria, equipos y otros bienes muebles	3.353.990
TOTAL GASTOS	**91.787.538**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119418	Formación y Capacitación del Talento Humano en Salud Pública a Nivel Nacional para el Fortalecimiento y Consolidación del Sistema Público Nacional de Salud	Persona Capacitada			5.909	18.744.750	44.822.176			63.566.926
TOTAL						18.744.750	44.822.176			63.566.926

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	2.672.643	16.081.641			18.754.284
02	Gestión administrativa	5.394.730	4.071.598			9.466.328
03	Previsión y protección social					
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres					
TOTAL		8.067.373	20.153.239			28.220.612

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**153**	**81**	**98**	**332**	**8.223.499**	**2.135.065**	**10.358.564**
Directivo	8	4	12	24	631.900		631.900
Profesional y Técnico	65	29	23	117	3.080.518	777.831	3.858.349
Personal Administrativo	56	6	20	82	1.889.083	531.258	2.420.341
Personal Docente	16	13	33	62	1.632.410	726.893	2.359.303
Obrero	8	29	10	47	989.588	99.083	1.088.671
Personal Contratado	**80**	**21**		**101**	**3.408.995**		**3.408.995**
Personal Docente	80	20		100	3.366.909		3.366.909
Obrero		1		1	42.086		42.086
TOTAL	**233**	**102**	**98**	**433**	**11.632.494**	**2.135.065**	**13.767.559**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	35.341.756
4.02	Materiales, suministros y mercancías	4.046.763
4.03	Servicios no personales	9.575.228
4.04	Activos reales	3.353.990
4.07	Transferencias y donaciones	37.317.402
4.08	Otros gastos	2.152.399
	TOTAL	**91.787.538**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**64.975.415**
INGRESOS CORRIENTES ORDINARIOS	64.975.415
TRANSFERENCIAS CORRIENTES	64.975.415
Transferencias corrientes del sector público	64.975.415
Transferencias corrientes internas recibidas del sector público	64.975.415
De la República	64.975.415
Recursos Ordinarios	51.381.335
Gestión Fiscal	13.594.080
1.2 GASTOS CORRIENTES	**88.433.548**
GASTOS DE CONSUMO	51.116.146
Remuneraciones	35.341.756
Sueldos, salarios y otras retribuciones	11.632.494
Beneficios y complementos de sueldos y salarios	10.478.010
Aportes patronales	1.177.448
Prestaciones sociales y otras indemnizaciones	4.897.135
Asistencia socioeconómica	4.584.025
Otros gastos de personal	2.572.644
Compra de bienes y servicios	13.621.991
Bienes de consumo	4.046.763
Servicios no personales	9.575.228
Depreciación y amortización	2.152.399
TRANSFERENCIAS Y DONACIONES CORRIENTES	37.317.402
Al sector privado	37.310.577
Transferencias corrientes al sector privado	37.258.077
Otras transferencias corrientes internas al sector privado	37.258.077
Donaciones corrientes al sector privado	52.500
Donaciones a personas	52.500
Al sector público	6.825
Transferencias corrientes al sector público	6.825
Subsidios e incentivos otorgados por normas externas	6.825
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(23.458.133)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(21.305.734)**
RECURSOS PROPIOS DE CAPITAL	(21.305.734)
Desahorro en cuenta corriente	(23.458.133)
Incremento de la depreciación y amortización acumuladas	2.152.399
2.2 GASTOS DE CAPITAL	**3.353.990**
INVERSIÓN REAL DIRECTA	3.353.990
Formación bruta de capital fijo	3.353.990
Maquinaria, equipos y otros bienes muebles	3.353.990
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(24.659.724)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**24.659.724**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	24.659.724
Disminución de otros activos financieros	24.659.724
Disminución de disponibilidades	24.659.724
Disminución de bancos	24.659.724
3.2 APLICACIONES FINANCIERAS	**24.659.724**
DÉFICIT FINANCIERO	24.659.724

A0957

Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)

SERVICIO AUTÓNOMO CENTRO AMAZÓNICO DE INVESTIGACIÓN Y CONTROL DE ENFERMEDADES TROPICALES - SIMÓN BOLÍVAR (CAICET)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Servicio Autónomo Centro Amazónico para la Investigación y Control de Enfermedades Tropicales "Simón Bolívar" tiene como objetivo el desarrollo de investigaciones en las diversas ramas de las ciencias biomédicas, ambientales y socioantropológicas de las enfermedades tropicales y sus consecuencias; para la producción de conocimiento, desarrollo de tecnología y prácticas culturalmente aceptadas, prevención y control de enfermedades endémicas; así como la formación de recursos humanos bajo los principios de universalidad, equidad, solidaridad y respeto a la biodiversidad cultural y ambiental, con capacidad de elevar la calidad de vida de la población de la región sur del país, especialmente, de las poblaciones indígenas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**2.797.547**
INGRESOS CORRIENTES ORDINARIOS	2.797.547
TRANSFERENCIAS CORRIENTES	2.797.547
Transferencias corrientes del sector público	2.797.547
Transferencias corrientes internas recibidas del sector público	2.797.547
De la República	2.797.547
INGRESOS DE CAPITAL	**2.368**
RECURSOS PROPIOS DE CAPITAL	2.368
Incremento de la depreciación y amortización acumuladas	2.368
TOTAL RECURSOS	**2.799.915**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**2.563.060**
GASTOS DE CONSUMO	2.563.060
Remuneraciones	1.233.044
Sueldos, salarios y otras retribuciones	533.472
Beneficios y complementos de sueldos y salarios	514.054
Aportes patronales	37.343
Prestaciones sociales y otras indemnizaciones	138.175
Asistencia socioeconómica	10.000
Compra de bienes y servicios	1.327.648
Bienes de consumo	677.865
Servicios no personales	649.783
Depreciación y amortización	2.368
GASTOS DE CAPITAL	**236.855**
INVERSIÓN REAL DIRECTA	236.855
Formación bruta de capital fijo	236.855
Maquinaria, equipos y otros bienes muebles	236.855
TOTAL GASTOS	**2.799.915**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119441	Investigación y control en enfermedades tropicales.	Investigación			4		2.030.443			2.030.443
TOTAL							2.030.443			2.030.443

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		318.464			318.464
02	Gestión administrativa	2.368	448.640			451.008
03	Previsión y protección social					
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres					
TOTAL		2.368	767.104			769.472

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**12**	**9**		**21**	**533.472**		**533.472**
Profesional y Técnico	2			2	60.853		60.853
Personal Administrativo	3	6		9	221.142		221.142
Personal de Investigación	2	2		4	104.056		104.056
Obrero	5	1		6	147.421		147.421
TOTAL	**12**	**9**		**21**	**533.472**		**533.472**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	1.233.044
4.02	Materiales, suministros y mercancías	677.865
4.03	Servicios no personales	649.783
4.04	Activos reales	236.855
4.08	Otros gastos	2.368
	TOTAL	**2.799.915**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.797.547**
INGRESOS CORRIENTES ORDINARIOS	2.797.547
TRANSFERENCIAS CORRIENTES	2.797.547
Transferencias corrientes del sector público	2.797.547
Transferencias corrientes internas recibidas del sector público	2.797.547
De la República	2.797.547
Recursos Ordinarios	2.370.628
Gestión Fiscal	426.919
1.2 GASTOS CORRIENTES	**2.563.060**
GASTOS DE CONSUMO	2.563.060
Remuneraciones	1.233.044
Sueldos, salarios y otras retribuciones	533.472
Beneficios y complementos de sueldos y salarios	514.054
Aportes patronales	37.343
Prestaciones sociales y otras indemnizaciones	138.175
Asistencia socioeconómica	10.000
Compra de bienes y servicios	1.327.648
Bienes de consumo	677.865
Servicios no personales	649.783
Depreciación y amortización	2.368
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**234.487**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**236.855**
RECURSOS PROPIOS DE CAPITAL	236.855
Ahorro en cuenta corriente	234.487
Incremento de la depreciación y amortización acumuladas	2.368

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**236.855**
INVERSIÓN REAL DIRECTA	236.855
Formación bruta de capital fijo	236.855
Maquinaria, equipos y otros bienes muebles	236.855
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0991

Servicio Autónomo de Contraloría Sanitaria (SACS)

SERVICIO AUTÓNOMO DE CONTRALORÍA SANITARIA (SACS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El objetivo fundamental del Servicio Autónomo de Contraloría Sanitaria (SACS), es ejecutar políticas sanitarias de regulación, vigilancia y control dirigidas a reducir los riesgos a la salud y a la vida de la población, vinculados con el uso y consumo de productos; así como regular la prestación de servicios en materia de salud, mediante la aplicación de mecanismos y estrategias de carácter preventivo, basados en criterios científicos y técnicos normados nacional e internacionalmente.

Para el año 2013 tiene previsto desarrollar acciones con la finalidad de garantizar productos de uso y consumo humano y la prestación de servicios en materia de salud, seguros, inocuos y eficaces para la población, con el fin de reducir los factores de riesgo que inciden en las enfermedades causadas por los productos de uso y consumo humano, equipos, establecimientos y materiales médicos en la prestación de servicios de salud, mediante el fortalecimiento de la vigilancia y control sanitario en todo el país.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**38.410.338**
INGRESOS CORRIENTES ORDINARIOS	38.410.338
TRANSFERENCIAS CORRIENTES	38.410.338
Transferencias corrientes del sector público	38.410.338
Transferencias corrientes internas recibidas del sector público	38.410.338
De la República	38.410.338
INGRESOS DE CAPITAL	**2.322.003**
RECURSOS PROPIOS DE CAPITAL	2.322.003
Incremento de la depreciación y amortización acumuladas	2.322.003
TOTAL RECURSOS	**40.732.341**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**39.179.951**
GASTOS DE CONSUMO	39.179.951
Remuneraciones	23.514.976
Sueldos, salarios y otras retribuciones	12.463.404
Beneficios y complementos de sueldos y salarios	6.678.289
Aportes patronales	1.432.911
Prestaciones sociales y otras indemnizaciones	2.564.447
Asistencia socioeconómica	375.925
Compra de bienes y servicios	13.342.972
Bienes de consumo	5.676.205
Servicios no personales	7.666.767
Depreciación y amortización	2.322.003
GASTOS DE CAPITAL	**1.552.390**
INVERSIÓN REAL DIRECTA	1.552.390
Formación bruta de capital fijo	1.552.390
Maquinaria, equipos y otros bienes muebles	1.552.390
TOTAL GASTOS	**40.732.341**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119392	Vigilancia y control sanitario para garantizar productos de uso y consumo humano y prestación de servicios en materia de salud, inocuos y eficaces para la población	Inspección			17.478		29.542.428			29.542.428
TOTAL							29.542.428			29.542.428

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras					
02	Gestión administrativa	2.322.003	8.867.910			11.189.913
03	Previsión y protección social					
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres					
TOTAL		2.322.003	8.867.910			11.189.913

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	186	114		300	12.463.404		12.463.404
Profesional y Técnico	156	85		241	10.656.212		10.656.212
Personal Administrativo	22	19		41	1.318.962		1.318.962
Obrero	8	10		18	488.230		488.230
TOTAL	186	114		300	12.463.404		12.463.404

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	23.514.976
4.02	Materiales, suministros y mercancías	5.676.205
4.03	Servicios no personales	7.666.767
4.04	Activos reales	1.552.390
4.08	Otros gastos	2.322.003
	TOTAL	**40.732.341**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**38.410.338**
INGRESOS CORRIENTES ORDINARIOS	38.410.338
TRANSFERENCIAS CORRIENTES	38.410.338
Transferencias corrientes del sector público	38.410.338
Transferencias corrientes internas recibidas del sector público	38.410.338
De la República	38.410.338
Recursos Ordinarios	33.218.072
Gestión Fiscal	5.192.266
1.2 GASTOS CORRIENTES	**39.179.951**
GASTOS DE CONSUMO	39.179.951
Remuneraciones	23.514.976
Sueldos, salarios y otras retribuciones	12.463.404
Beneficios y complementos de sueldos y salarios	6.678.289
Aportes patronales	1.432.911
Prestaciones sociales y otras indemnizaciones	2.564.447
Asistencia socioeconómica	375.925
Compra de bienes y servicios	13.342.972
Bienes de consumo	5.676.205
Servicios no personales	7.666.767
Depreciación y amortización	2.322.003
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(769.613)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.552.390**
RECURSOS PROPIOS DE CAPITAL	1.552.390
Desahorro en cuenta corriente	(769.613)
Incremento de la depreciación y amortización acumuladas	2.322.003

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**1.552.390**
INVERSIÓN REAL DIRECTA	1.552.390
Formación bruta de capital fijo	1.552.390
Maquinaria, equipos y otros bienes muebles	1.552.390
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A1602

Fundación Misión Niño Jesús

FUNDACIÓN MISIÓN NIÑO JESÚS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación creada a través del Decreto N° 7.139 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.334 del 23/12/2009, tiene como objetivo "Desarrollar los planes, proyectos y programas que permitan mejorar la calidad de vida y salud de la población materno infantil, bajo los principios de universalidad, equidad, accesibilidad, pertinencia cultural, justicia, gratuidad y corresponsabilidad".

En este orden de ideas tiene proyectado continuar ejecutando el Proyecto "Fortalecimiento de la Red de Servicios de Salud Materno Infantil" el cual tiene como objetivo "mejorar cualitativa y cuantitativamente la atención a la mujer con riesgo preconcepcional, la atención prenatal durante la fase del parto y puerperio y al niño desde su nacimiento hasta los 5 años de edad, con extensión en algunas actividades educativas y preventivas hasta la adolescencia".

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**235.059.884**
INGRESOS CORRIENTES ORDINARIOS	235.059.884
TRANSFERENCIAS CORRIENTES	235.059.884
Transferencias corrientes del sector público	235.059.884
Transferencias corrientes internas recibidas del sector público	235.059.884
De la República	235.059.884
INGRESOS DE CAPITAL	**5.026.165**
RECURSOS PROPIOS DE CAPITAL	5.026.165
Incremento de la depreciación y amortización acumuladas	5.026.165
TOTAL RECURSOS	**240.086.049**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**197.880.868**
GASTOS DE CONSUMO	107.712.861
Remuneraciones	14.126.949
Sueldos, salarios y otras retribuciones	5.466.175
Beneficios y complementos de sueldos y salarios	5.224.356
Aportes patronales	719.772
Prestaciones sociales y otras indemnizaciones	1.264.271
Asistencia socioeconómica	1.452.375
Compra de bienes y servicios	88.559.747
Bienes de consumo	52.468.303
Servicios no personales	36.091.444
Depreciación y amortización	5.026.165
TRANSFERENCIAS Y DONACIONES CORRIENTES	90.168.007
Al sector privado	39.339
Donaciones corrientes al sector privado	39.339
Donaciones a personas	39.339
Al sector público	90.128.668
Transferencias corrientes al sector público	86.389.834
A los entes descentralizados sin fines empresariales para sus gastos	86.389.834
Donaciones corrientes al sector público	3.738.834
A la República	3.738.834
GASTOS DE CAPITAL	**42.155.181**
INVERSIÓN REAL DIRECTA	42.155.181
Formación bruta de capital fijo	42.155.181
Edificios e instalaciones	4.552.602
Maquinaria, equipos y otros bienes muebles	32.632.317
Bienes preexistentes	1.405.808
Construcciones de bienes de dominio privado	3.564.454

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**50.000**
INVERSIÓN FINANCIERA	50.000
Incremento de otros activos financieros	50.000
Incremento de disponibilidades	50.000
Incremento de caja	50.000
TOTAL GASTOS	**240.086.049**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119371	Fortalecimiento de la Red de Servicios Materno Infantil	Servicio			103		164.541.919			164.541.919
	TOTAL						164.541.919			164.541.919

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		8.413.392			8.413.392
02	Gestión administrativa	5.026.165	62.104.573			67.130.738
03	Previsión y protección social					
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres					
	TOTAL	5.026.165	70.517.965			75.544.130

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo		**7**		**7**	**3.972.985**		**3.972.985**
Alto Nivel y de Dirección		1		1	52.025		52.025
Directivo		6		6	3.920.960		3.920.960
Personal Contratado	**23**	**38**		**61**	**1.493.190**		**1.493.190**
Profesional y Técnico	23	18		41	1.436.918		1.436.918
Obrero		20		20	56.272		56.272
TOTAL	**23**	**45**		**68**	**5.466.175**		**5.466.175**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	14.126.949
4.02	Materiales, suministros y mercancías	52.468.303
4.03	Servicios no personales	36.091.444
4.04	Activos reales	42.155.181
4.05	Activos financieros	50.000
4.07	Transferencias y donaciones	90.168.007
4.08	Otros gastos	5.026.165
	TOTAL	**240.086.049**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**235.059.884**
INGRESOS CORRIENTES ORDINARIOS	235.059.884
TRANSFERENCIAS CORRIENTES	235.059.884
Transferencias corrientes del sector público	235.059.884
Transferencias corrientes internas recibidas del sector público	235.059.884
De la República	235.059.884
Recursos Ordinarios	235.059.884
1.2 GASTOS CORRIENTES	**197.880.868**
GASTOS DE CONSUMO	107.712.861
Remuneraciones	14.126.949
Sueldos, salarios y otras retribuciones	5.466.175
Beneficios y complementos de sueldos y salarios	5.224.356
Aportes patronales	719.772
Prestaciones sociales y otras indemnizaciones	1.264.271
Asistencia socioeconómica	1.452.375
Compra de bienes y servicios	88.559.747
Bienes de consumo	52.468.303
Servicios no personales	36.091.444
Depreciación y amortización	5.026.165
TRANSFERENCIAS Y DONACIONES CORRIENTES	90.168.007
Al sector privado	39.339
Donaciones corrientes al sector privado	39.339
Donaciones a personas	39.339
Al sector público	90.128.668
Transferencias corrientes al sector público	86.389.834
A los entes descentralizados sin fines empresariales para sus gastos	86.389.834
Donaciones corrientes al sector público	3.738.834
A la República	3.738.834
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**37.179.016**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**42.205.181**
RECURSOS PROPIOS DE CAPITAL	42.205.181
Ahorro en cuenta corriente	37.179.016
Incremento de la depreciación y amortización acumuladas	5.026.165
2.2 GASTOS DE CAPITAL	**42.155.181**
INVERSIÓN REAL DIRECTA	42.155.181
Formación bruta de capital fijo	42.155.181
Edificios e instalaciones	4.552.602
Maquinaria, equipos y otros bienes muebles	32.632.317
Bienes preexistentes	1.405.808
Construcciones de bienes de dominio privado	3.564.454
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**50.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**50.000**
SUPERÁVIT FINANCIERO	50.000
3.2 APLICACIONES FINANCIERAS	**50.000**
INVERSIÓN FINANCIERA	50.000
Incremento de otros activos financieros	50.000
Incremento de disponibilidades	50.000
Incremento de caja	50.000

56
Ministerio del Poder Popular para Ciencia,Tecnología e Innovación

Ministerio del Poder Popular para Ciencia,Tecnología e Innovación

A0046 Instituto Nacional de Capacitación y Educación Socialista (INCES)
A0063 Instituto Venezolano de Investigaciones Científicas (IVIC)
A0191 Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)
A0209 Centro Nacional de Tecnologías de Información (CNTI)
A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)
A0271 Fundación Centro Nacional de Investigación y Certificación en Vivienda, Hábitat y Desarrollo Urbano
A0313 Fundación Instituto de Estudios Avanzados (IDEA)
A0314 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)
A0315 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)
A0316 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)
A0318 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)
A0319 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)
A0320 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)
A0321 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira)
A0322 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)
A0333 Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)
A0334 Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)
A0338 Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)
A0355 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)
A0363 Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)
A0382 Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)
A0405 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)
A0429 Fundación Centro Nacional de Tecnología Química (CNTQ)
A0430 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)
A0431 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)
A0432 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)
A0433 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)
A0434 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)
A0435 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)
A0436 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)
A0437 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)
A0438 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)
A0439 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)
A0440 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)
A0442 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)
A0443 Fundación Centro Nacional de Desarrollo e Investigación en Telecomunicaciones (CENDIT)
A0458 Fundación Centro Nacional de Innovación Tecnológica (CENIT)
A0461 Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)
A0464 Fundación Infocentro
A0660 Instituto Postal Telegráfico de Venezuela (IPOSTEL)
A0929 Fondo Nacional de Ciencia, Tecnología e Innovación (FONACIT)

A0937 Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)
A1301 Agencia Bolivariana para Actividades Espaciales (ABAE)

A0046

Instituto Nacional de Capacitación y Educación Socialista (INCES)

INSTITUTO NACIONAL DE CAPACITACIÓN Y EDUCACIÓN SOCIALISTA (I.N.C.E.S)

El Instituto Nacional de Capacitación y Educación Socialista (I.N.C.E.S), es una institución con un sistema de formación y capacitación actualizado tecnológicamente, reconocido a nivel nacional e internacional por la diversidad y flexibilidad de oportunidades de participación, como elemento dinamizador de los procesos de transformación social, facilitando las herramientas que exige el nuevo modelo de desarrollo económico del país.

Enmarcado en las líneas generales establecidas en el Proyecto Nacional Simón Bolívar- Primer Plan socialista (Desarrollo Económico y Social de la Nación 2007-2013), tiene previsto la ejecución del Proyecto "Formación y capacitación integral de jóvenes y adultos, en contribución a la economía socio productiva, basado en un modelo científico, tecnológico e innovador socialista"

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**2.839.000.000**
INGRESOS CORRIENTES ORDINARIOS	2.839.000.000
INGRESOS DE LA PROPIEDAD	39.000.000
Intereses	39.000.000
Intereses internos	39.000.000
Intereses por depósitos	39.000.000
TRANSFERENCIAS CORRIENTES	2.800.000.000
Transferencias corrientes internas recibidas del sector privado	2.600.000.000
De empresas privadas	2.600.000.000
Transferencias corrientes del sector público	200.000.000
Transferencias corrientes internas recibidas del sector público	200.000.000
De la República	200.000.000
INGRESOS DE CAPITAL	**45.954.493**
RECURSOS PROPIOS DE CAPITAL	45.954.493
Incremento de la depreciación y amortización acumuladas	45.954.493
FUENTES DE FINANCIAMIENTO	**225.769.578**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	225.769.578
Disminución de otros activos financieros	225.769.578
Disminución de disponibilidades	225.769.578
Disminución de bancos	225.769.578
TOTAL RECURSOS	**3.110.724.071**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**2.970.726.588**
GASTOS DE CONSUMO	2.543.157.225
Remuneraciones	1.977.326.697
Sueldos, salarios y otras retribuciones	384.812.625
Beneficios y complementos de sueldos y salarios	757.958.444
Aportes patronales	73.141.957
Prestaciones sociales y otras indemnizaciones	191.053.786
Asistencia socioeconómica	527.642.663
Otros gastos de personal	42.717.222
Compra de bienes y servicios	519.876.035
Bienes de consumo	163.259.975
Servicios no personales	356.616.060
Depreciación y amortización	45.954.493
TRANSFERENCIAS Y DONACIONES CORRIENTES	427.569.363
Al sector privado	420.078.906
Transferencias corrientes al sector privado	377.780.794
Directas a personas	377.780.794
Pensiones y otros beneficios asociados	116.153.998
Jubilaciones y otros beneficios asociados	261.626.796
Donaciones corrientes al sector privado	42.298.112
Donaciones a personas	39.798.112
Donaciones a instituciones sin fines de lucro	2.500.000
Al sector público	7.113.483
Transferencias corrientes al sector público	7.113.483
A la República	5.542.548
A los entes descentralizados sin fines empresariales para sus gastos	1.570.935
Al sector externo	376.974
Transferencias corrientes al exterior	376.974
A organismos internacionales	376.974
GASTOS DE CAPITAL	**135.643.795**
INVERSIÓN REAL DIRECTA	135.643.795
Formación bruta de capital fijo	131.909.047
Maquinaria, equipos y otros bienes muebles	63.058.748
Construcciones de bienes de dominio privado	68.850.299

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Bienes intangibles	3.734.748
APLICACIONES FINANCIERAS	**4.353.688**
DISMINUCIÓN DE PASIVOS	4.353.688
Disminución de otros pasivos	4.353.688
Disminución de otros pasivos a mediano y largo plazo	4.353.688
TOTAL GASTOS	**3.110.724.071**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117288	Formación y capacitación integral de jóvenes y adultos, en contribución a la economía socio productiva, basado en un modelo científico, tecnológico e innovador socialista.	Participante			363.897	1.426.901.481				1.426.901.481
TOTAL					·	1.426.901.481				1.426.901.481

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	810.304.815	200.000.000			1.010.304.815
02	Gestión administrativa	255.896.321				255.896.321
03	Previsión y protección social	412.078.906				412.078.906
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	5.542.548				5.542.548
	TOTAL	1.483.822.590	200.000.000			1.683.822.590

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**2.188**	**2.279**	**149**	**4.616**	**117.948.064**	**59.967.387**	**177.915.451**
Alto Nivel y de Dirección		4	1	5	119.593		119.593
Directivo	177	219	9	405	9.687.017		9.687.017
Profesional y Técnico	910	626	80	1.616	39.757.978	29.605.981	69.363.959
Personal Administrativo	350	232	56	638	15.260.041	9.288.292	24.548.333
Personal Docente	116	244		360	8.610.682	5.241.042	13.851.724
Personal Médico	10	13		23	550.127	334.844	884.971
Obrero	625	941	3	1.569	43.962.626	15.497.228	59.459.854
Personal Fijo a Tiempo Parcial	**1**		**27**	**28**	**754.479**	**303.918**	**1.058.397**
Personal Médico	1		27	28	754.479	303.918	1.058.397
Personal Contratado	**2.603**	**4.191**		**6.794**	**255.256.794**		**255.256.794**
Profesional y Técnico	695	725		1.420	52.748.392		52.748.392
Personal Administrativo	385	176		561	20.839.330		20.839.330
Personal Docente	1.479	3.221		4.700	174.589.748		174.589.748
Personal Médico	21	14		35	1.300.136		1.300.136
Obrero	23	55		78	5.779.188		5.779.188
TOTAL	**4.792**	**6.470**	**176**	**11.438**	**373.959.337**	**60.271.305**	**434.230.642**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**307**	**432**	**739**	**116.153.998**
Médicos	2		2	314.355
Empleados	209	347	556	87.390.558
Docentes	96	85	181	28.449.085
Jubilados	**2.203**	**1.615**	**3.818**	**261.626.796**
Médicos	18	21	39	2.655.073
Obreros	125	258	383	26.618.808
Empleados	1.775	1.116	2.891	197.973.129
Docentes	285	220	505	34.379.786
TOTAL	**2.510**	**2.047**	**4.557**	**377.780.794**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	1.977.326.697
4.02	Materiales, suministros y mercancías	163.259.975
4.03	Servicios no personales	356.616.060
4.04	Activos reales	135.643.795
4.07	Transferencias y donaciones	427.569.363
4.08	Otros gastos	45.954.493
4.11	Disminución de pasivos	4.353.688
	TOTAL	**3.110.724.071**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.839.000.000**
INGRESOS CORRIENTES ORDINARIOS	2.839.000.000
INGRESOS DE LA PROPIEDAD	39.000.000
Intereses	39.000.000
Intereses internos	39.000.000
Intereses por depósitos	39.000.000
TRANSFERENCIAS CORRIENTES	2.800.000.000
Transferencias corrientes internas recibidas del sector privado	2.600.000.000
De empresas privadas	2.600.000.000
Transferencias corrientes del sector público	200.000.000
Transferencias corrientes internas recibidas del sector público	200.000.000
De la República	200.000.000
Recursos Ordinarios	200.000.000
1.2 GASTOS CORRIENTES	**2.970.726.588**
GASTOS DE CONSUMO	2.543.157.225
Remuneraciones	1.977.326.697
Sueldos, salarios y otras retribuciones	384.812.625
Beneficios y complementos de sueldos y salarios	757.958.444
Aportes patronales	73.141.957
Prestaciones sociales y otras indemnizaciones	191.053.786
Asistencia socioeconómica	527.642.663
Otros gastos de personal	42.717.222
Compra de bienes y servicios	519.876.035
Bienes de consumo	163.259.975
Servicios no personales	356.616.060
Depreciación y amortización	45.954.493
TRANSFERENCIAS Y DONACIONES CORRIENTES	427.569.363
Al sector privado	420.078.906
Transferencias corrientes al sector privado	377.780.794
Directas a personas	377.780.794
Pensiones y otros beneficios asociados	116.153.998
Jubilaciones y otros beneficios asociados	261.626.796

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Donaciones corrientes al sector privado	42.298.112
Donaciones a personas	39.798.112
Donaciones a instituciones sin fines de lucro	2.500.000
Al sector público	7.113.483
Transferencias corrientes al sector público	7.113.483
A la República	5.542.548
A los entes descentralizados sin fines empresariales para sus gastos	1.570.935
Al sector externo	376.974
Transferencias corrientes al exterior	376.974
A organismos internacionales	376.974
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(131.726.588)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(85.772.095)**
RECURSOS PROPIOS DE CAPITAL	(85.772.095)
Ahorro/ Desahorro en cuenta corriente	(131.726.588)
Incremento de la depreciación y amortización acumuladas	45.954.493
2.2 GASTOS DE CAPITAL	**135.643.795**
INVERSIÓN REAL DIRECTA	135.643.795
Formación bruta de capital fijo	131.909.047
Maquinaria, equipos y otros bienes muebles	63.058.748
Construcciones de bienes de dominio privado	68.850.299
Bienes intangibles	3.734.748
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(221.415.890)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**225.769.578**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	225.769.578
Disminución de otros activos financieros	225.769.578
Disminución de disponibilidades	225.769.578

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de bancos	225.769.578
3.2 APLICACIONES FINANCIERAS	**225.769.578**
DISMINUCIÓN DE PASIVOS	4.353.688
Disminución de otros pasivos	4.353.688
Disminución de otros pasivos a mediano y largo plazo	4.353.688
DÉFICIT FINANCIERO	221.415.890

A0063

Instituto Venezolano de Investigaciones Científicas (IVIC)

INSTITUTO VENEZOLANO DE INVESTIGACIONES CIENTÍFICAS (IVIC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Venezolano de Investigaciones Científicas (IVIC), estima ser el principal ente impulsor del desarrollo científico y tecnológico de la región, a través de la generación de proyectos en áreas de impacto nacional e internacional. El IVIC, generará nuevos conocimientos a través de la investigación científica, el desarrollo tecnológico y la formación de recursos de alto nivel. Para lo cual, el Instituto será fuente de acopio informativo en el área, asesor y facilitador de servicios externos que garanticen el acceso directo y la difusión del conocimiento científico en Venezuela y en el Mundo.

El IVIC tiene cinco grandes objetivos, los cuales están dirigidos a atender las necesidades de la sociedad en consonancia con las políticas y directrices del Ejecutivo Nacional a través, del Proyecto Nacional Simón Bolívar Primer Plan Socialista (PPS) 2007-2013 y el Plan Nacional de Ciencia Tecnología e Innovación 2005-2030.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**410.343.286**
INGRESOS CORRIENTES ORDINARIOS	410.343.286
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	8.489.000
Venta de otros bienes y servicios	8.489.000
TRANSFERENCIAS CORRIENTES	400.034.560
Transferencias corrientes del sector público	400.034.560
Transferencias corrientes internas recibidas del sector público	400.034.560
De la República	400.000.000
De los entes descentralizados sin fines empresariales	34.560
OTROS INGRESOS	1.819.726
Otros ingresos ordinarios	1.819.726
INGRESOS DE CAPITAL	**3.500.000**
RECURSOS PROPIOS DE CAPITAL	3.500.000
Incremento de la depreciación y amortización acumuladas	3.500.000
FUENTES DE FINANCIAMIENTO	**24.109.127**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	24.109.127
Disminución de otros activos financieros	24.109.127
Disminución de disponibilidades	24.109.127
Disminución de bancos	24.109.127
TOTAL RECURSOS	**437.952.413**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**377.566.169**
GASTOS DE CONSUMO	332.581.005
Remuneraciones	251.795.838
Sueldos, salarios y otras retribuciones	36.893.761
Beneficios y complementos de sueldos y salarios	101.083.481
Aportes patronales	7.842.482
Prestaciones sociales y otras indemnizaciones	35.413.258
Asistencia socioeconómica	69.979.354
Otros gastos de personal	583.502
Compra de bienes y servicios	77.285.167
Bienes de consumo	23.170.397
Servicios no personales	54.114.770
Depreciación y amortización	3.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	44.985.164
Al sector privado	44.985.164
Transferencias corrientes al sector privado	44.113.414
Directas a personas	43.925.914
Pensiones y otros beneficios asociados	6.260.736
Jubilaciones y otros beneficios asociados	34.836.638
Otras transferencias directas a personas	2.828.540
Otras transferencias corrientes internas al sector privado	187.500
Donaciones corrientes al sector privado	871.750
Donaciones a personas	871.750
GASTOS DE CAPITAL	**42.460.031**
INVERSIÓN REAL DIRECTA	42.460.031
Formación bruta de capital fijo	42.460.031
Maquinaria, equipos y otros bienes muebles	42.100.511
Construcciones de bienes de dominio privado	359.520
APLICACIONES FINANCIERAS	**17.926.213**
DISMINUCIÓN DE PASIVOS	17.926.213
Disminución de cuentas y efectos por pagar	17.109.124
Disminución de cuentas y efectos por pagar a corto plazo	17.109.124
Disminución cuentas por pagar a proveedores a corto plazo	17.109.124
Disminución de otros pasivos	817.089
Disminución de provisiones y reservas técnicas	817.089

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de provisiones	817.089
Disminución de otras provisiones	817.089
TOTAL GASTOS	**437.952.413**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117078	Formación y capacitación de nuevas generaciones de talento humano, al servicio de los principios socialistas de inclusión y con una elevada noción de compromiso social. (Fase 2)	Estudiante			1.834	412.948	8.737.814			9.150.762
117123	Investigaciones científico-tecnológicas básicas y aplicadas en las áreas de: Salud, Ambiente, Agroindustrial y energía y Petróleo, destinadas a obtener Soberanía Científica y Tecnológica para lograr el desarrollo integral del país. (Fase 2)	Investigación			368	4.124.721	114.567.416			118.692.137
117157	Optimización de los servicios ofrecidos por el IVIC para satisfacer las necesidades del desarrollo tecnológico público y privado, en aras de proporcionar una mejor calidad de vida a la población venezolana. (fase 2)	Servicio Integrado			38.954	4.720.819	37.260.174			41.980.993
117158	Popularización, Divulgación y Educación de la ciencia, tecnología e innovación con la participación de sectores, comunidades y otros actores nacionales tradicionalmente excluidos de estos ámbitos. (Fase 2)	Persona Beneficiada			27.087		2.125.256		34.560	2.159.816
TOTAL						9.258.488	162.690.660		34.560	171.983.708

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	6.182.914	147.952.456			154.135.370
02	Gestión administrativa	22.476.451	48.259.512			70.735.963
03	Previsión y protección social		41.097.372			41.097.372
TOTAL		28.659.365	237.309.340			265.968.705

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**568**	**720**		**1.288**	**27.355.125**	**106.800**	**27.461.925**
Alto Nivel y de Dirección	27	17		44	640.344		640.344
Profesional y Técnico	220	110		330	4.785.552	76.266	4.861.818
Personal Administrativo	88	39		127	1.575.336	30.534	1.605.870
Personal de Investigación	190	166		356	14.751.861		14.751.861
Obrero	43	388		431	5.602.032		5.602.032
Personal Contratado	**164**	**123**		**287**	**8.506.116**		**8.506.116**
Directivo	9	8		17	244.800		244.800
Profesional y Técnico	28	16		44	1.075.114		1.075.114
Personal Administrativo	21	6		27	311.364		311.364
Personal de Investigación	106	93		199	6.874.838		6.874.838
TOTAL	**732**	**843**		**1.575**	**35.861.241**	**106.800**	**35.968.041**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**78**	**159**	**237**	**6.260.734**
Obreros	34	142	176	3.773.829
Empleados	44	17	61	2.486.905
Jubilados	**190**	**196**	**386**	**34.836.638**
Empleados	190	196	386	34.836.638
TOTAL	**268**	**355**	**623**	**41.097.372**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	251.795.838
4.02	Materiales, suministros y mercancías	23.170.397
4.03	Servicios no personales	54.114.770
4.04	Activos reales	42.460.031
4.07	Transferencias y donaciones	44.985.164
4.08	Otros gastos	3.500.000
4.11	Disminución de pasivos	17.926.213
	TOTAL	**437.952.413**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**410.343.286**
INGRESOS CORRIENTES ORDINARIOS	410.343.286
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	8.489.000
Venta de otros bienes y servicios	8.489.000
TRANSFERENCIAS CORRIENTES	400.034.560
Transferencias corrientes del sector público	400.034.560
Transferencias corrientes internas recibidas del sector público	400.034.560
De la República	400.000.000
Recursos Ordinarios	400.000.000
De los entes descentralizados sin fines empresariales	34.560
OTROS INGRESOS	1.819.726
Otros ingresos ordinarios	1.819.726
1.2 GASTOS CORRIENTES	**377.566.169**
GASTOS DE CONSUMO	332.581.005
Remuneraciones	251.795.838
Sueldos, salarios y otras retribuciones	36.893.761
Beneficios y complementos de sueldos y salarios	101.083.481
Aportes patronales	7.842.482
Prestaciones sociales y otras indemnizaciones	35.413.258
Asistencia socioeconómica	69.979.354
Otros gastos de personal	583.502
Compra de bienes y servicios	77.285.167
Bienes de consumo	23.170.397
Servicios no personales	54.114.770
Depreciación y amortización	3.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	44.985.164
Al sector privado	44.985.164
Transferencias corrientes al sector privado	44.113.414
Directas a personas	43.925.914
Pensiones y otros beneficios asociados	6.260.736
Jubilaciones y otros beneficios asociados	34.836.638

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Otras transferencias directas a personas	2.828.540
Otras transferencias corrientes internas al sector privado	187.500
Donaciones corrientes al sector privado	871.750
Donaciones a personas	871.750
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**32.777.117**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**36.277.117**
RECURSOS PROPIOS DE CAPITAL	36.277.117
Ahorro/ Desahorro en cuenta corriente	32.777.117
Incremento de la depreciación y amortización acumuladas	3.500.000
2.2 GASTOS DE CAPITAL	**42.460.031**
INVERSIÓN REAL DIRECTA	42.460.031
Formación bruta de capital fijo	42.460.031
Maquinaria, equipos y otros bienes muebles	42.100.511
Construcciones de bienes de dominio privado	359.520
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(6.182.914)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**24.109.127**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	24.109.127
Disminución de otros activos financieros	24.109.127
Disminución de disponibilidades	24.109.127
Disminución de bancos	24.109.127
3.2 APLICACIONES FINANCIERAS	**24.109.127**
DISMINUCIÓN DE PASIVOS	17.926.213
Disminución de cuentas y efectos por pagar	17.109.124
Disminución de cuentas y efectos por pagar a corto plazo	17.109.124
Disminución cuentas por pagar a proveedores a corto plazo	17.109.124
Disminución de otros pasivos	817.089

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de provisiones y reservas técnicas	817.089
Disminución de provisiones	817.089
Disminución de otras provisiones	817.089
DÉFICIT FINANCIERO	6.182.914

A0191

Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)

OBSERVATORIO NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN (ONCTI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Tiene como misión surtir información confiable y autorizada en temas relativos a la ciencia, la tecnología y la innovación que impacte directamente en el desarrollo económico - social de la Nación. De esta forma contribuir a las organizaciones públicas y privadas que conforman el Sistema Nacional de Ciencia, Tecnología e Innovación a decidir sobre esta materia.

Su visión está dirigida a obtener, coordinar, articular y producir información de manera confiable, en ciencia, tecnología e innovación en el territorio Nacional, con fines comparativos de interrelación y participación del sector público.

Se propone la ejecución de los proyectos que se señalan a continuación:

- Ampliación de los registros nacionales de ciencia, tecnología e innovación y del Programa de Estímulo a la Investigación e Innovación.

- Ampliación y fortalecimiento del Observatorio Integral para determinar las relaciones de ordenamiento territorial para alcanzar el bienestar social a diversos niveles de percepción.

- Democratización, socialización y divulgación de la información de ciencia, tecnología, innovación y telecomunicaciones

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**160.023.680**
INGRESOS CORRIENTES ORDINARIOS	160.023.680
TRANSFERENCIAS CORRIENTES	160.023.680
Transferencias corrientes del sector público	160.023.680
Transferencias corrientes internas recibidas del sector público	160.023.680
De la República	26.000.000
De los entes descentralizados sin fines empresariales	134.023.680
INGRESOS DE CAPITAL	**970.128**
RECURSOS PROPIOS DE CAPITAL	970.128
Incremento de la depreciación y amortización acumuladas	970.128
FUENTES DE FINANCIAMIENTO	**12.063.028**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	12.063.028
Disminución de otros activos financieros	12.063.028
Disminución de disponibilidades	12.063.028
Disminución de caja	12.063.028
TOTAL RECURSOS	**173.056.836**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**169.344.896**
GASTOS DE CONSUMO	35.112.530
Remuneraciones	26.000.000
Sueldos, salarios y otras retribuciones	8.510.000
Beneficios y complementos de sueldos y salarios	9.458.000
Aportes patronales	635.000
Prestaciones sociales y otras indemnizaciones	1.600.000
Asistencia socioeconómica	5.472.000
Otros gastos de personal	325.000
Compra de bienes y servicios	7.527.402
Bienes de consumo	2.176.195
Servicios no personales	5.351.207
Impuestos indirectos	615.000
Depreciación y amortización	970.128
TRANSFERENCIAS Y DONACIONES CORRIENTES	134.232.366
Al sector privado	134.232.366
Transferencias corrientes al sector privado	134.232.366
Directas a personas	134.232.366
Jubilaciones y otros beneficios asociados	208.686
Otras transferencias directas a personas	134.023.680
GASTOS DE CAPITAL	**3.711.940**
INVERSIÓN REAL DIRECTA	3.711.940
Formación bruta de capital fijo	3.711.940
Maquinaria, equipos y otros bienes muebles	3.711.940
TOTAL GASTOS	**173.056.836**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117247	Ampliación de los registros nacionales de ciencia, tecnologia e innovación y del Programa de Estímulo a la Investigación e Innovación.	Registro			20.000	1.946.677	5.617.745		134.023.680	141.588.102
117329	Ampliación y fortalecimiento del Observatorio Integral para determinar las relaciones de ordenamiento territorial para alcanzar el bienestar social a diversos niveles de percepción	Sistema			1	1.603.875	2.601.925			4.205.800
117375	Democratización, socialización y divulgación de la información de ciencia, tecnología, innovación y telecomunicaciones	Publicación			12	1.300.561	2.507.373			3.807.934
	TOTAL					**4.851.113**	**10.727.043**		**134.023.680**	**149.601.836**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	761.481	15.272.957			16.034.438
02	Gestión administrativa	7.211.876				7.211.876
03	Previsión y protección social	208.686				208.686
	TOTAL	**8.182.043**	**15.272.957**			**23.455.000**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**30**	**20**		**50**	**3.900.000**		**3.900.000**
Alto Nivel y de Dirección		1		1	350.000		350.000
Directivo	4	7		11	816.500		816.500
Profesional y Técnico	20	5		25	1.810.500		1.810.500
Personal Administrativo	6	7		13	923.000		923.000
Personal Contratado	**21**	**4**		**25**	**4.150.000**		**4.150.000**
Profesional y Técnico	16	3		19	3.154.000		3.154.000
Personal Administrativo	5	1		6	996.000		996.000
TOTAL	**51**	**24**		**75**	**8.050.000**		**8.050.000**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**2**		**2**	**208.686**
Empleados	2		2	208.686
TOTAL	**2**		**2**	**208.686**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	26.000.000
4.02	Materiales, suministros y mercancías	2.176.195
4.03	Servicios no personales	5.966.207
4.04	Activos reales	3.711.940
4.07	Transferencias y donaciones	134.232.366
4.08	Otros gastos	970.128
	TOTAL	**173.056.836**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**160.023.680**
INGRESOS CORRIENTES ORDINARIOS	160.023.680
TRANSFERENCIAS CORRIENTES	160.023.680
Transferencias corrientes del sector público	160.023.680
Transferencias corrientes internas recibidas del sector público	160.023.680
De la República	26.000.000
Recursos Ordinarios	26.000.000
De los entes descentralizados sin fines empresariales	134.023.680
1.2 GASTOS CORRIENTES	**169.344.896**
GASTOS DE CONSUMO	35.112.530
Remuneraciones	26.000.000
Sueldos, salarios y otras retribuciones	8.510.000
Beneficios y complementos de sueldos y salarios	9.458.000
Aportes patronales	635.000
Prestaciones sociales y otras indemnizaciones	1.600.000
Asistencia socioeconómica	5.472.000
Otros gastos de personal	325.000
Compra de bienes y servicios	7.527.402
Bienes de consumo	2.176.195
Servicios no personales	5.351.207
Impuestos indirectos	615.000
Depreciación y amortización	970.128
TRANSFERENCIAS Y DONACIONES CORRIENTES	134.232.366
Al sector privado	134.232.366
Transferencias corrientes al sector privado	134.232.366
Directas a personas	134.232.366
Jubilaciones y otros beneficios asociados	208.686
Otras transferencias directas a personas	134.023.680
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(9.321.216)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(8.351.088)**
RECURSOS PROPIOS DE CAPITAL	(8.351.088)
Ahorro/ Desahorro en cuenta corriente	(9.321.216)
Incremento de la depreciación y amortización acumuladas	970.128
2.2 GASTOS DE CAPITAL	**3.711.940**
INVERSIÓN REAL DIRECTA	3.711.940
Formación bruta de capital fijo	3.711.940
Maquinaria, equipos y otros bienes muebles	3.711.940
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(12.063.028)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**12.063.028**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	12.063.028
Disminución de otros activos financieros	12.063.028
Disminución de disponibilidades	12.063.028
Disminución de caja	12.063.028
3.2 APLICACIONES FINANCIERAS	**12.063.028**
DÉFICIT FINANCIERO	12.063.028

A0209

Centro Nacional de Tecnologías de Información (CNTI)

CENTRO NACIONAL DE TECNOLOGÍAS DE INFORMACIÓN (CNTI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Centro Nacional de Tecnologías de Información (CNTI) tiene como misión potenciar los esfuerzos en materia de Tecnologías de Información, que se desarrollen en el sector Gobierno y en las comunidades organizadas, con el fin de contribuir a la eficiencia y efectividad del Estado, así como impulsar el desarrollo y fortalecimiento de la capacidad nacional del sector de las Tecnologías de Información (TI) y sus objetivos generales son:

- Contribuir a la implantación de Tecnologías de Información Libres en el Gobierno Nacional para el fomento y consolidación de la soberanía de la Nación.
- Implantar y articular plataformas y servicios en tecnologías de información libres para agilizar los procesos de servicios públicos en beneficio de las comunidades dentro del marco de eficiencia, eficacia y transparencia.
- Contribuir con el desarrollo de las comunidades organizadas respecto a su educación y formación, haciendo uso efectivo de las Tecnologías de Información.
- Fortalecer el proceso de desarrollo endógeno, la independencia tecnológica y la consolidación de la Industria Nacional de Tecnologías de Información Libres.
- Vincular el desarrollo de una plataforma tecnológica a mecanismos de certificación, estándares y normas para la prestación de servicios públicos de calidad.
- Impulsar al CNTI hacia un tipo de organización ágil, eficiente, dinámica y con una alta capacidad de respuesta a las necesidades de la sociedad y del Estado en materia de Tecnologías de Información.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**59.855.754**
INGRESOS CORRIENTES ORDINARIOS	59.855.754
TRANSFERENCIAS CORRIENTES	59.855.754
Transferencias corrientes del sector público	59.855.754
Transferencias corrientes internas recibidas del sector público	59.855.754
De la República	51.000.000
De los entes descentralizados sin fines empresariales	8.855.754
FUENTES DE FINANCIAMIENTO	**8.625.600**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.625.600
Disminución de otros activos financieros	8.625.600
Disminución de disponibilidades	8.625.600
Disminución de bancos	8.625.600
TOTAL RECURSOS	**68.481.354**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**68.381.354**
GASTOS DE CONSUMO	68.261.354
Remuneraciones	52.100.778
Sueldos, salarios y otras retribuciones	12.730.240
Beneficios y complementos de sueldos y salarios	23.643.610
Aportes patronales	2.312.958
Prestaciones sociales y otras indemnizaciones	4.189.982
Asistencia socioeconómica	9.205.525
Otros gastos de personal	18.463
Compra de bienes y servicios	14.844.755
Bienes de consumo	2.063.816
Servicios no personales	12.780.939
Impuestos indirectos	1.315.821
TRANSFERENCIAS Y DONACIONES CORRIENTES	120.000
Al sector privado	120.000
Transferencias corrientes al sector privado	120.000
Directas a personas	120.000
Jubilaciones y otros beneficios asociados	120.000
GASTOS DE CAPITAL	**100.000**
INVERSIÓN REAL DIRECTA	100.000
Formación bruta de capital fijo	100.000
Maquinaria, equipos y otros bienes muebles	100.000
TOTAL GASTOS	**68.481.354**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117852	Impulso de los servicios integrados de Tecnologia de Información Libres contenidos en la Plataforma Tecnológica Colaborativa para la Administración Pública Nacional (APN) y las Comunidades Organizadas. Fase II.	Servicio Prestado			48	3.125.600	25.098.673			28.224.273
117876	Fortalecimiento del proyecto modernización de plataformas y sistemas tecnológicos para el impuso de las Tecnologias de Información Libres (TIL) en las instituciones de la Administración Pública Nacional (APN) y en comunidades organizadas Fase II.	Módulo de Tecnología			6	50.000	2.717.992		4.513.954	7.281.946
117943	Canaima Educativo, Tecnologias de Información Libres en apoyo al proceso de educación de los subsistemas de educación básica y media. Fase II.	Módulo de Tecnología			13				4.341.800	4.341.800
	TOTAL					3.175.600	27.816.665		8.855.754	39.848.019

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	50.000	23.063.335			23.113.335
02	Gestión administrativa	5.400.000				5.400.000
03	Previsión y protección social		120.000			120.000
	TOTAL	**5.450.000**	**23.183.335**			**28.633.335**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**134**	**117**		**251**	**9.798.591**	**3.435.091**	**13.233.682**
Alto Nivel y de Dirección	23	24		47	3.088.436	350.000	3.438.436
Profesional y Técnico	85	82		167	5.589.486	2.599.286	8.188.772
Personal Administrativo	19	6		25	836.749	389.115	1.225.864
Obrero	7	5		12	283.920	96.690	380.610
Personal Contratado		**6**		**6**	**1.220.778**		**1.220.778**
Profesional y Técnico		6		6	1.220.778		1.220.778
TOTAL	**134**	**123**		**257**	**11.019.369**	**3.435.091**	**14.454.460**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**2**	**2**	**4**	**120.000**
Empleados	2	2	4	120.000
TOTAL	**2**	**2**	**4**	**120.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	52.100.778
4.02	Materiales, suministros y mercancías	2.063.816
4.03	Servicios no personales	14.096.760
4.04	Activos reales	100.000
4.07	Transferencias y donaciones	120.000
	TOTAL	**68.481.354**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	52.100.778
4.02	Materiales, suministros y mercancías	2.063.816
4.03	Servicios no personales	14.096.760
4.04	Activos reales	100.000
4.07	Transferencias y donaciones	120.000
	TOTAL	**68.481.354**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**59.855.754**
INGRESOS CORRIENTES ORDINARIOS	59.855.754
TRANSFERENCIAS CORRIENTES	59.855.754
Transferencias corrientes del sector público	59.855.754
Transferencias corrientes internas recibidas del sector público	59.855.754
De la República	51.000.000
Recursos Ordinarios	51.000.000
De los entes descentralizados sin fines empresariales	8.855.754
1.2 GASTOS CORRIENTES	**68.381.354**
GASTOS DE CONSUMO	68.261.354
Remuneraciones	52.100.778
Sueldos, salarios y otras retribuciones	12.730.240
Beneficios y complementos de sueldos y salarios	23.643.610
Aportes patronales	2.312.958
Prestaciones sociales y otras indemnizaciones	4.189.982
Asistencia socioeconómica	9.205.525
Otros gastos de personal	18.463
Compra de bienes y servicios	14.844.755
Bienes de consumo	2.063.816
Servicios no personales	12.780.939
Impuestos indirectos	1.315.821
TRANSFERENCIAS Y DONACIONES CORRIENTES	120.000
Al sector privado	120.000
Transferencias corrientes al sector privado	120.000
Directas a personas	120.000
Jubilaciones y otros beneficios asociados	120.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(8.525.600)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(8.525.600)**
RECURSOS PROPIOS DE CAPITAL	(8.525.600)
Ahorro/ Desahorro en cuenta corriente	(8.525.600)
2.2 GASTOS DE CAPITAL	**100.000**
INVERSIÓN REAL DIRECTA	100.000
Formación bruta de capital fijo	100.000
Maquinaria, equipos y otros bienes muebles	100.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(8.625.600)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**8.625.600**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.625.600
Disminución de otros activos financieros	8.625.600
Disminución de disponibilidades	8.625.600
Disminución de bancos	8.625.600
3.2 APLICACIONES FINANCIERAS	**8.625.600**
DÉFICIT FINANCIERO	8.625.600

A0226

Academia de Ciencias Agrícolas de Venezuela (ACAV)

ACADEMIA DE CIENCIAS AGRÍCOLAS DE VENEZUELA (ACAV)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Academia continuará gestionando y ejecutando los procesos de formación, investigación, innovación y prestación de servicios especializados en el Sistema Agroalimentario Nacional, dinamizando la producción agrícola y el fortalecimiento tecnológico, para garantizar la soberanía agroalimentaria y así fomentar la conformación de redes que garanticen la articulación, cooperación y complementariedad entre el Poder Popular y las instituciones en el sector agrícola.

En este sentido, la institución busca:

- Incrementar la participación de los productores y concretar la acción del Estado para la agricultura.
- Focalizar la acción central del Estado.
- Desarrollar capacidades técnicas de productores, instituciones y organizaciones socio productivas en el manejo de alternativas tecnológicas sustentables, para el aprovechamiento integral de los recursos locales del Estado Barinas.
- Garantizar la participación protagónica de la población en la Administración Pública Nacional e innovación hacia las necesidades y potencialidades del país.
- Diseñar y consolidar nuevos mecanismos institucionales para la participación ciudadana en el sector público.

Para el cumplimiento de sus actividades el Presupuesto de Ingresos y Gastos para el año 2013 asciende a la cantidad de Bs. 20.114.800, de los cuales Bs. 8.142.528 están destinados a cubrir las acciones centralizadas y Bs. 11.972.272 a los proyectos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**20.000.000**
INGRESOS CORRIENTES ORDINARIOS	20.000.000
TRANSFERENCIAS CORRIENTES	20.000.000
Transferencias corrientes del sector público	20.000.000
Transferencias corrientes internas recibidas del sector público	20.000.000
De la República	20.000.000
INGRESOS DE CAPITAL	**114.800**
RECURSOS PROPIOS DE CAPITAL	114.800
Incremento de la depreciación y amortización acumuladas	114.800
TOTAL RECURSOS	**20.114.800**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**19.644.796**
GASTOS DE CONSUMO	19.644.796
Remuneraciones	16.411.236
Sueldos, salarios y otras retribuciones	4.316.747
Beneficios y complementos de sueldos y salarios	6.203.140
Aportes patronales	503.453
Prestaciones sociales y otras indemnizaciones	1.000.000
Asistencia socioeconómica	4.087.896
Otros gastos de personal	300.000
Compra de bienes y servicios	3.118.760
Bienes de consumo	1.481.462
Servicios no personales	1.637.298
Depreciación y amortización	114.800
GASTOS DE CAPITAL	**470.004**
INVERSIÓN REAL DIRECTA	470.004
Formación bruta de capital fijo	440.004
Maquinaria, equipos y otros bienes muebles	440.004
Bienes intangibles	30.000
TOTAL GASTOS	**20.114.800**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117055	Asistencia científica tecnológica para la zona del desarrollo Guanare- Pagüey, piloto del polo de Desarrollo Regional estado Barinas	Persona	669	669	1.338		5.986.136			5.986.136
117141	Observatorio Nacional de Formación, Investigación e Innovación en el sector Agroalimentario	Plataforma Tecnológica			1		5.986.136			5.986.136
TOTAL							11.972.272			11.972.272

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		5.832.196			5.832.196
02	Gestión administrativa	114.800	2.195.532			2.310.332
03	Previsión y protección social					
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres					
TOTAL		114.800	8.027.728			8.142.528

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**42**	**43**		**85**	**3.653.557**		**3.653.557**
Personal Administrativo	15	15		30	1.503.296		1.503.296
Personal de Investigación	10	10		20	1.287.817		1.287.817
Obrero	17	18		35	862.444		862.444
Personal Contratado	**6**	**1**		**7**	**211.190**		**211.190**
Profesional y Técnico	2	1		3	131.600		131.600
Obrero	4			4	79.590		79.590
TOTAL	**51**	**44**		**95**	**3.864.747**		**3.864.747**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	16.411.236
4.02	Materiales, suministros y mercancías	1.481.462
4.03	Servicios no personales	1.637.298
4.04	Activos reales	470.004
4.08	Otros gastos	114.800
	TOTAL	**20.114.800**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**20.000.000**
INGRESOS CORRIENTES ORDINARIOS	20.000.000
TRANSFERENCIAS CORRIENTES	20.000.000
Transferencias corrientes del sector público	20.000.000
Transferencias corrientes internas recibidas del sector público	20.000.000
De la República	20.000.000
Ministerio del Poder Popular para Ciencia, Tecnología e Innovación	20.000.000
Recursos Ordinarios	20.000.000
1.2 GASTOS CORRIENTES	**19.644.796**
GASTOS DE CONSUMO	19.644.796
Remuneraciones	16.411.236
Sueldos, salarios y otras retribuciones	4.316.747
Beneficios y complementos de sueldos y salarios	6.203.140
Aportes patronales	503.453
Prestaciones sociales y otras indemnizaciones	1.000.000
Asistencia socioeconómica	4.087.896
Otros gastos de personal	300.000
Compra de bienes y servicios	3.118.760
Bienes de consumo	1.481.462
Servicios no personales	1.637.298
Depreciación y amortización	114.800
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**355.204**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**470.004**
RECURSOS PROPIOS DE CAPITAL	470.004
Ahorro/ Desahorro en cuenta corriente	355.204
Incremento de la depreciación y amortización acumuladas	114.800

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**470.004**
INVERSIÓN REAL DIRECTA	470.004
Formación bruta de capital fijo	440.004
Maquinaria, equipos y otros bienes muebles	440.004
Bienes intangibles	30.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0271

Fundación Centro Nacional de Investigación y Certificación en Vivienda, Hábitat y Desarrollo Urbano

FUNDACIÓN CENTRO NACIONAL DE INVESTIGACIÓN Y CERTIFICACIÓN EN VIVIENDA, HÁBITAT Y DESARROLLO URBANO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Centro Nacional de Investigación y Certificación en Vivienda, Hábitat y Desarrollo Urbano (CENVIH), fue creado mediante Decreto Presidencial Nº 9.055, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.947 del 19 de junio de 2012, institución con personalidad jurídica y patrimonio propio, la cual estará adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Innovación y tendrá su domicilio en la ciudad de Caracas, Distrito Capital, pudiendo establecer oficinas en cualquier otra ciudad del país.

La Fundación, tiene por objeto realizar actividades de investigación científica y tecnológica, certificación y normalización para garantizar la calidad e idoneidad de materiales, tipologías, tecnologías y diseños, usos y aplicaciones en vivienda, hábitat y desarrollo urbano, entre otras.

Para el ejercicio fiscal 2013, la Fundación, definió las prioridades, objetivos, estrategias y políticas a desarrollar en conjunción con las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista del Desarrollo Económico y Social de la Nación 2007-2013, enmarcadas en los ámbitos de su competencia, en la directriz del Modelo Productivo Socialista y el Primer Gran objetivo "La Independencia Nacional" a través del desarrollo de las capacidades científico-tecnológico, vinculadas a las necesidades del pueblo; todo en correspondencia con los lineamientos de la política institucional establecida por el Órgano Rector, para el año 2013.

Con relación al funcionamiento institucional, se aplicó la política de racionalización del gasto y optimización de los recursos que asignará el Ejecutivo Nacional, en atención al Decreto Nº 6.649 mediante el cual se dictó el Instructivo Presidencial para la Eliminación del Gasto Suntuario o Superfluo en el Sector Nacional, siguiendo las restricciones de las finanzas públicas; para garantizar la cobertura de los compromisos laborales y del proyecto de apoyo institucional y operativo.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**27.491.204**
INGRESOS CORRIENTES ORDINARIOS	27.491.204
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	11.596.939
Venta de otros bienes y servicios	11.596.939
TRANSFERENCIAS CORRIENTES	15.894.265
Transferencias corrientes del sector público	15.894.265
Transferencias corrientes internas recibidas del sector público	15.894.265
De la República	5.000.000
De los entes descentralizados sin fines empresariales	10.894.265
INGRESOS DE CAPITAL	**24.635**
RECURSOS PROPIOS DE CAPITAL	24.635
Incremento de la depreciación y amortización acumuladas	24.635
TOTAL RECURSOS	**27.515.839**

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**27.491.204**
INGRESOS CORRIENTES ORDINARIOS	27.491.204
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	11.596.939
Venta de otros bienes y servicios	11.596.939
TRANSFERENCIAS CORRIENTES	15.894.265
Transferencias corrientes del sector público	15.894.265
Transferencias corrientes internas recibidas del sector público	15.894.265
De la República	5.000.000
De los entes descentralizados sin fines empresariales	10.894.265
INGRESOS DE CAPITAL	**24.635**
RECURSOS PROPIOS DE CAPITAL	24.635
Incremento de la depreciación y amortización acumuladas	24.635
TOTAL RECURSOS	**27.515.839**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**23.666.450**
GASTOS DE CONSUMO	23.606.450
Remuneraciones	13.685.473
Sueldos, salarios y otras retribuciones	2.442.974
Beneficios y complementos de sueldos y salarios	6.376.541
Aportes patronales	507.023
Prestaciones sociales y otras indemnizaciones	894.047
Asistencia socioeconómica	3.464.888
Compra de bienes y servicios	8.722.442
Bienes de consumo	1.042.807
Servicios no personales	7.679.635
Impuestos indirectos	1.173.900
Depreciación y amortización	24.635
TRANSFERENCIAS Y DONACIONES CORRIENTES	60.000
Al sector privado	60.000
Donaciones corrientes al sector privado	60.000
Donaciones a personas	60.000
GASTOS DE CAPITAL	**3.696.656**
INVERSIÓN REAL DIRECTA	3.696.656
Formación bruta de capital fijo	3.696.656
Maquinaria, equipos y otros bienes muebles	3.696.656
APLICACIONES FINANCIERAS	**152.733**
INVERSIÓN FINANCIERA	152.733
Incremento de otros activos financieros	152.733
Incremento de disponibilidades	152.733
Incremento de bancos	152.733
TOTAL GASTOS	**27.515.839**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119671	Estudiar y evaluar infraestructura, materiales, equipos y las tecnologías en materia constructivas.	Estudio			9	3.039.169	3.000.000		10.894.265	16.933.434
TOTAL						3.039.169	3.000.000		10.894.265	16.933.434

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	6.900.242	1.000.000			7.900.242
02	Gestión administrativa	1.682.163	1.000.000			2.682.163
TOTAL		8.582.405	2.000.000			10.582.405

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**18**	**37**		**55**	**2.442.974**	**1.221.488**	**3.664.462**
Alto Nivel y de Dirección	4	3		7	550.321	275.161	825.482
Profesional y Técnico	6	6		12	415.925	207.963	623.888
Personal Administrativo	6			6	167.208	83.604	250.812
Personal de Investigación		23		23	1.137.528	568.764	1.706.292
Obrero	2	5		7	171.992	85.996	257.988
TOTAL	**18**	**37**		**55**	**2.442.974**	**1.221.488**	**3.664.462**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	13.685.473
4.02	Materiales, suministros y mercancías	1.042.807
4.03	Servicios no personales	8.853.535
4.04	Activos reales	3.696.656
4.05	Activos financieros	152.733
4.07	Transferencias y donaciones	60.000
4.08	Otros gastos	24.635
	TOTAL	**27.515.839**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**27.491.204**
INGRESOS CORRIENTES ORDINARIOS	27.491.204
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	11.596.939
Venta de otros bienes y servicios	11.596.939
TRANSFERENCIAS CORRIENTES	15.894.265
Transferencias corrientes del sector público	15.894.265
Transferencias corrientes internas recibidas del sector público	15.894.265
De la República	5.000.000
Recursos Ordinarios	5.000.000
De los entes descentralizados sin fines empresariales	10.894.265
1.2 GASTOS CORRIENTES	**23.666.450**
GASTOS DE CONSUMO	23.606.450
Remuneraciones	13.685.473
Sueldos, salarios y otras retribuciones	2.442.974
Beneficios y complementos de sueldos y salarios	6.376.541
Aportes patronales	507.023
Prestaciones sociales y otras indemnizaciones	894.047
Asistencia socioeconómica	3.464.888
Compra de bienes y servicios	8.722.442
Bienes de consumo	1.042.807
Servicios no personales	7.679.635
Impuestos indirectos	1.173.900
Depreciación y amortización	24.635
TRANSFERENCIAS Y DONACIONES CORRIENTES	60.000
Al sector privado	60.000
Donaciones corrientes al sector privado	60.000
Donaciones a personas	60.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.824.754**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.849.389**
RECURSOS PROPIOS DE CAPITAL	3.849.389
Ahorro/ Desahorro en cuenta corriente	3.824.754
Incremento de la depreciación y amortización acumuladas	24.635
2.2 GASTOS DE CAPITAL	**3.696.656**
INVERSIÓN REAL DIRECTA	3.696.656
Formación bruta de capital fijo	3.696.656
Maquinaria, equipos y otros bienes muebles	3.696.656
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**152.733**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**152.733**
SUPERÁVIT FINANCIERO	152.733
3.2 APLICACIONES FINANCIERAS	**152.733**
INVERSIÓN FINANCIERA	152.733
Incremento de otros activos financieros	152.733
Incremento de disponibilidades	152.733
Incremento de bancos	152.733

A0313

Fundación Instituto de Estudios Avanzados (IDEA)

FUNDACIÓN INSTITUTO DE ESTUDIOS AVANZADOS (IDEA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Instituto de Estudios Avanzados (IDEA), fue creada el 15 de noviembre de 1979 y desde su inicio en el campus, realiza investigaciones en biología humana, específicamente en neurología y genética. Recientemente, se crearon unidades de investigación en genómica, en biotecnología de plantas, en biotecnología aplicada al petróleo, al ambiente y a los recursos naturales en bioética y bioseguridad.

La visión del IDEA, es constituirse en un Instituto de referencia nacional e internacional en biotecnología y áreas afines a la biología. Su orientación debe ser la búsqueda de la excelencia científica y académica, promoviendo el carácter competitivo e innovador en dichas áreas. Así mismo, fomentar la generación de conocimientos en bioética y bioseguridad con el propósito de preservar la biodiversidad y mejorar la percepción pública sobre los productos, procesos y servicios de la bioindustria.

La misión del IDEA, es organizar, coordinar y crear espacios que concentren a grupos de investigadores, con el propósito de desarrollar programas y proyectos de investigación e innovación en el área de las ciencias biológicas y afines. Ello facilitará, el flujo de conocimientos relacionados con la biotecnología, la bioética y la bioseguridad, para mejorar la calidad de vida, preservar la biodiversidad y contribuir con el progreso del país y de la región.

IDEA, es la ciudadela de la innovación en Ciencias de la Vida y la Salud; cuenta con laboratorios espaciosos y bien diseñados, en un ambiente agradable y tranquilo. Además, posee un Centro de Convenciones con amplios salones de conferencias y auditórium con facilidades de hospedaje y alimentación.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS

(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**86.380.000**
INGRESOS CORRIENTES ORDINARIOS	86.380.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	380.000
Venta de otros bienes y servicios	380.000
TRANSFERENCIAS CORRIENTES	86.000.000
Transferencias corrientes del sector público	86.000.000
Transferencias corrientes internas recibidas del sector público	86.000.000
De la República	86.000.000
INGRESOS DE CAPITAL	**4.469.508**
RECURSOS PROPIOS DE CAPITAL	4.469.508
Incremento de la depreciación y amortización acumuladas	4.469.508
FUENTES DE FINANCIAMIENTO	**6.810.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	6.810.000
Disminución de otros activos financieros	6.810.000
Disminución de disponibilidades	6.810.000
Disminución de bancos	6.810.000
TOTAL RECURSOS	**97.659.508**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**93.934.954**
GASTOS DE CONSUMO	88.933.865
Remuneraciones	73.195.286
Sueldos, salarios y otras retribuciones	13.204.228
Beneficios y complementos de sueldos y salarios	27.174.933
Aportes patronales	3.447.858
Prestaciones sociales y otras indemnizaciones	7.268.205
Asistencia socioeconómica	21.904.262
Otros gastos de personal	195.800
Compra de bienes y servicios	11.269.071
Bienes de consumo	2.156.247
Servicios no personales	9.112.824
Depreciación y amortización	4.469.508
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.001.089
Al sector privado	4.051.683
Transferencias corrientes al sector privado	4.048.683
Directas a personas	4.048.683
Jubilaciones y otros beneficios asociados	4.048.683
Donaciones corrientes al sector privado	3.000
Donaciones a personas	3.000
Al sector externo	949.406
Donaciones corrientes al exterior	949.406
A organismos a instituciones sin fines de lucro	949.406
GASTOS DE CAPITAL	**3.724.554**
INVERSIÓN REAL DIRECTA	3.724.554
Formación bruta de capital fijo	3.640.440
Edificios e instalaciones	26.668
Maquinaria, equipos y otros bienes muebles	1.747.024
Construcciones de bienes de dominio privado	1.866.748
Bienes intangibles	84.114
TOTAL GASTOS	**97.659.508**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118199	Consolidación de la investigación, el desarrollo y la innovación en aras de fortalecer la salud pública, fomentar la soberanía alimentaria, la energía y el ambiente, promover el desarrollo sustentable y sembrar el pensamiento social, político y cultural, para generar soluciones científicas y técnicas en beneficio de la población venezolana y aliados latinoamericanos.	Investigación			6.770	4.883.346	20.787.753			25.671.099
118219	Fortalecimiento de los servicios públicos en el área de salud, soberanía alimentaria , energía y ambiente del Instituto de Estudios Avanzados (IDEA)	Persona Atendida			132.961	1.282.977	5.625.462			6.908.439
118240	Diseño y apertura de espacios de formación para la apropiación, producción, reinterpretación y aplicación del conocimiento científico tecnológico a fin de rediseñar una institucionalidad en ciencia, tecnología e innovación que contribuya a la soberanía nacional.	Capacitado (a)	148	222	370	33.677	827.838			861.515
	TOTAL					6.200.000	27.241.053			33.441.053

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		46.056.447			46.056.447
02	Gestión administrativa	5.459.508	8.653.817			14.113.325
03	Previsión y protección social		4.048.683			4.048.683
	TOTAL	5.459.508	58.758.947			64.218.455

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**205**	**173**	**7**	**385**	**13.095.570**		**13.095.570**
Directivo	5	8	1	14	742.223		742.223
Profesional y Técnico	62	34	4	100	2.578.434		2.578.434
Personal Administrativo	28	18		46	1.220.348		1.220.348
Personal de Investigación	79	49	2	130	6.385.820		6.385.820
Obrero	31	64		95	2.168.745		2.168.745
Personal Contratado	**2**	**4**		**6**	**108.658**		**108.658**
Directivo		1		1	27.098		27.098
Personal de Investigación	2	2		4	53.614		53.614
Personal Médico		1		1	27.946		27.946
TOTAL	**207**	**177**	**7**	**391**	**13.204.228**		**13.204.228**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**19**	**19**	**38**	**4.048.683**
Obreros	4	12	16	1.116.860
Empleados	15	7	22	2.931.823
TOTAL	**19**	**19**	**38**	**4.048.683**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	73.195.286
4.02	Materiales, suministros y mercancías	2.156.247
4.03	Servicios no personales	9.112.824
4.04	Activos reales	3.724.554
4.07	Transferencias y donaciones	5.001.089
4.08	Otros gastos	4.469.508
	TOTAL	**97.659.508**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**86.380.000**
INGRESOS CORRIENTES ORDINARIOS	86.380.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	380.000
Venta de otros bienes y servicios	380.000
TRANSFERENCIAS CORRIENTES	86.000.000
Transferencias corrientes del sector público	86.000.000
Transferencias corrientes internas recibidas del sector público	86.000.000
De la República	86.000.000
Recursos Ordinarios	86.000.000
1.2 GASTOS CORRIENTES	**93.934.954**
GASTOS DE CONSUMO	88.933.865
Remuneraciones	73.195.286
Sueldos, salarios y otras retribuciones	13.204.228
Beneficios y complementos de sueldos y salarios	27.174.933
Aportes patronales	3.447.858
Prestaciones sociales y otras indemnizaciones	7.268.205
Asistencia socioeconómica	21.904.262
Otros gastos de personal	195.800
Compra de bienes y servicios	11.269.071
Bienes de consumo	2.156.247
Servicios no personales	9.112.824
Depreciación y amortización	4.469.508
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.001.089
Al sector privado	4.051.683
Transferencias corrientes al sector privado	4.048.683
Directas a personas	4.048.683
Jubilaciones y otros beneficios asociados	4.048.683
Donaciones corrientes al sector privado	3.000
Donaciones a personas	3.000
Al sector externo	949.406
Donaciones corrientes al exterior	949.406
A organismos a instituciones sin fines de lucro	949.406
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(7.554.954)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(3.085.446)**
RECURSOS PROPIOS DE CAPITAL	(3.085.446)
Ahorro/ Desahorro en cuenta corriente	(7.554.954)
Incremento de la depreciación y amortización acumuladas	4.469.508
2.2 GASTOS DE CAPITAL	**3.724.554**
INVERSIÓN REAL DIRECTA	3.724.554
Formación bruta de capital fijo	3.640.440
Edificios e instalaciones	26.668
Maquinaria, equipos y otros bienes muebles	1.747.024
Construcciones de bienes de dominio privado	1.866.748
Bienes intangibles	84.114
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(6.810.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**6.810.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	6.810.000
Disminución de otros activos financieros	6.810.000
Disminución de disponibilidades	6.810.000
Disminución de bancos	6.810.000
3.2 APLICACIONES FINANCIERAS	**6.810.000**
DÉFICIT FINANCIERO	6.810.000

A0314

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO ANZOÁTEGUI (FUNDACITE-ANZOÁTEGUI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el estado Anzoátegui, actualmente adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Innovación, fue creada mediante Decreto Presidencial N° 1.763 de fecha 01 de agosto de 1991, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios asignados a la Fundación para el año 2013, se estiman en Bs. 9.977.262, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	3.616.110
– Recursos Propios	Bs.	6.361.152
TOTAL	**Bs.**	**9.977.262**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Tres Millones Ochocientos Diez Mil Ochocientos Cuarenta y Un Bolívares (Bs. 3.810.841) y por Acciones Centralizadas, un monto de Seis Millones Ciento Sesenta y Seis Mil Cuatrocientos Veintiún Bolívares (Bs. 6.166.421); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	6.109.463
– Materiales Suministros y Mercancías	Bs.	276.506
– Servicios No Personales	Bs.	2.024.787
– Transferencias y Donaciones	Bs.	160.000
– Otros Gastos	Bs.	1.406.506
TOTAL	**Bs.**	**9.977.262**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución del proyecto siguiente:

- Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el Desarrollo Socio productivo del estado Anzoátegui.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente: Desahorro	Bs.	6.361.152
– Cuenta Capital: Déficit	Bs.	4.954.646

- **CUENTA FINANCIERA:**

Como fuente de financiamiento destaca la disminución de disponibilidades en bancos por un monto de Bs. 4.954.646, la cual se destinará a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**3.616.110**
INGRESOS CORRIENTES ORDINARIOS	3.616.110
TRANSFERENCIAS CORRIENTES	3.616.110
Transferencias corrientes del sector público	3.616.110
Transferencias corrientes internas recibidas del sector público	3.616.110
De la República	3.616.110
INGRESOS DE CAPITAL	**1.406.506**
RECURSOS PROPIOS DE CAPITAL	1.406.506
Incremento de la depreciación y amortización acumuladas	1.406.506
FUENTES DE FINANCIAMIENTO	**4.954.646**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.954.646
Disminución de otros activos financieros	4.954.646
Disminución de disponibilidades	4.954.646
Disminución de bancos	4.954.646
TOTAL RECURSOS	**9.977.262**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**9.977.262**
GASTOS DE CONSUMO	9.817.262
Remuneraciones	6.109.463
Sueldos, salarios y otras retribuciones	1.186.435
Beneficios y complementos de sueldos y salarios	3.502.544
Aportes patronales	295.976
Prestaciones sociales y otras indemnizaciones	716.302
Asistencia socioeconómica	408.206
Compra de bienes y servicios	2.301.293
Bienes de consumo	276.506
Servicios no personales	2.024.787
Depreciación y amortización	1.406.506
TRANSFERENCIAS Y DONACIONES CORRIENTES	160.000
Al sector privado	160.000
Transferencias corrientes al sector privado	140.000
Otras transferencias corrientes internas al sector privado	140.000
Donaciones corrientes al sector privado	20.000
Donaciones a personas	20.000
TOTAL GASTOS	**9.977.262**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116802	Consolidación del Sistema Nacional de Ciencia, Tecnologia e Innovación para el desarrollo socio productivo del estado Anzoátegui	Actividad en CTI			3.296	1.788.124	2.022.717			3.810.841
TOTAL						1.788.124	2.022.717			3.810.841

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.412.135	1.593.393			3.005.528
02	Gestión administrativa	3.160.893				3.160.893
TOTAL		4.573.028	1.593.393			6.166.421

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**23**	**17**		**40**	**1.054.541**		**1.054.541**
Alto Nivel y de Dirección		2		2	86.072		86.072
Profesional y Técnico	17	8		25	649.054		649.054
Personal Administrativo	5	2		7	171.993		171.993
Obrero	1	5		6	147.422		147.422
Personal Contratado		**2**		**2**	**87.000**		**87.000**
Profesional y Técnico		2		2	87.000		87.000
TOTAL	**23**	**19**		**42**	**1.141.541**		**1.141.541**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	6.109.463
4.02	Materiales, suministros y mercancías	276.506
4.03	Servicios no personales	2.024.787
4.07	Transferencias y donaciones	160.000
4.08	Otros gastos	1.406.506
	TOTAL	**9.977.262**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.616.110**
INGRESOS CORRIENTES ORDINARIOS	3.616.110
TRANSFERENCIAS CORRIENTES	3.616.110
Transferencias corrientes del sector público	3.616.110
Transferencias corrientes internas recibidas del sector público	3.616.110
De la República	3.616.110
Recursos Ordinarios	3.616.110
1.2 GASTOS CORRIENTES	**9.977.262**
GASTOS DE CONSUMO	9.817.262
Remuneraciones	6.109.463
Sueldos, salarios y otras retribuciones	1.186.435
Beneficios y complementos de sueldos y salarios	3.502.544
Aportes patronales	295.976
Prestaciones sociales y otras indemnizaciones	716.302
Asistencia socioeconómica	408.206
Compra de bienes y servicios	2.301.293
Bienes de consumo	276.506
Servicios no personales	2.024.787
Depreciación y amortización	1.406.506
TRANSFERENCIAS Y DONACIONES CORRIENTES	160.000
Al sector privado	160.000
Transferencias corrientes al sector privado	140.000
Otras transferencias corrientes internas al sector privado	140.000
Donaciones corrientes al sector privado	20.000
Donaciones a personas	20.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(6.361.152)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(4.954.646)**
RECURSOS PROPIOS DE CAPITAL	(4.954.646)
Desahorro en cuenta corriente	(6.361.152)
Incremento de la depreciación y amortización acumuladas	1.406.506
2.2 GASTOS DE CAPITAL	**0**
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(4.954.646)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.954.646**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.954.646
Disminución de otros activos financieros	4.954.646
Disminución de disponibilidades	4.954.646
Disminución de bancos	4.954.646
3.2 APLICACIONES FINANCIERAS	**4.954.646**
DÉFICIT FINANCIERO	4.954.646

A0315

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO ARAGUA (FUNDACITE-ARAGUA)

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (FUNDACITE - Aragua), actualmente adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Innovación, fue creada mediante el Decreto Presidencial No 375 de fecha 27 de Julio de 1989, publicado en la Gaceta Oficial de la República de Venezuela No 34.292 de fecha 27 de septiembre de 1989. Su objetivo principal se orienta a participar en el acompañamiento de las comunidades del estado Aragua para el rescate de los saberes ancestrales y actuales, promoviendo la ciencia, la tecnología y la innovación, con un enfoque de inclusión social y coordinación con los entes y organismos públicos y privados vinculados a las áreas señaladas.

- **POLÍTICA DE FINANCIAMENTO:**

Los recursos presupuestarios asignados a esta Fundación para el año 2013, se estiman en Bs. 14.267.734, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	11.051.642
– Aportes de entes descentralizados sin fines empresariales	Bs.	2.128.506
– Otras Fuentes	Bs.	487.598
Total	**Bs.**	**14.267.734**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Ocho Millones Cuatrocientos Cuarenta y Siete Mil Setecientos Once Bolívares exactos (Bs. 8.447.711) y por Acciones Centralizadas, un monto de Cinco Millones Ochocientos Veinte Mil Veintitrés Bolívares exactos (Bs. 5.820.023); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	9.370.500
– Materiales, Suministros y Mercancías	Bs.	1.110.722
– Servicios No Personales	Bs.	2.524.420
– Activos Reales	Bs.	186.150
– Transferencias y Donaciones	Bs.	475.954
– Otros Gastos	Bs.	599.988
Total	**Bs.**	**14.267.734**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución del siguiente proyecto:

  - Consolidación del Sistema Nacional de Ciencia, Tecnología, Innovación para el desarrollo socio productivo del Estado Aragua.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	882.436
– Cuenta Capital:	Déficit	Bs.	468.598

- **CUENTA FINANCIERA:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 468.598, la cual se destinará a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**13.199.148**
INGRESOS CORRIENTES ORDINARIOS	13.199.148
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	15.000
Venta de otros bienes y servicios	15.000
INGRESOS DE LA PROPIEDAD	4.000
Intereses	4.000
Intereses internos	4.000
Intereses por depósitos	4.000
TRANSFERENCIAS CORRIENTES	13.180.148
Transferencias corrientes del sector público	13.180.148
Transferencias corrientes internas recibidas del sector público	13.180.148
De la República	11.051.642
De los entes descentralizados sin fines empresariales	2.128.506
INGRESOS DE CAPITAL	**599.988**
RECURSOS PROPIOS DE CAPITAL	599.988
Incremento de la depreciación y amortización acumuladas	599.988
FUENTES DE FINANCIAMIENTO	**468.598**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	468.598
Disminución de otros activos financieros	468.598
Disminución de disponibilidades	468.598
Disminución de bancos	468.598
TOTAL RECURSOS	**14.267.734**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**14.081.584**
GASTOS DE CONSUMO	13.605.630
Remuneraciones	9.370.500
Sueldos, salarios y otras retribuciones	2.172.060
Beneficios y complementos de sueldos y salarios	4.432.354
Aportes patronales	259.490
Prestaciones sociales y otras indemnizaciones	538.902
Asistencia socioeconómica	1.967.694
Compra de bienes y servicios	3.635.142
Bienes de consumo	1.110.722
Servicios no personales	2.524.420
Depreciación y amortización	599.988
TRANSFERENCIAS Y DONACIONES CORRIENTES	475.954
Al sector privado	475.954
Transferencias corrientes al sector privado	460.954
Directas a personas	460.854
Jubilaciones y otros beneficios asociados	460.854
A instituciones sin fines de lucro	100
Donaciones corrientes al sector privado	15.000
Donaciones a personas	15.000
GASTOS DE CAPITAL	**186.150**
INVERSIÓN REAL DIRECTA	186.150
Formación bruta de capital fijo	129.150
Maquinaria, equipos y otros bienes muebles	129.150
Bienes intangibles	57.000
TOTAL GASTOS	**14.267.734**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116805	CONSOLIDACIÓN DEL SISTEMA NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN PARA EL DESARROLLO SOCIO PRODUCTIVO DEL ESTADO ARAGUA	Actividad en CTI			89	412.598	5.906.607		2.128.506	8.447.711
TOTAL						412.598	5.906.607		2.128.506	8.447.711

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		4.046.566			4.046.566
02	Gestión administrativa		637.615		599.988	1.237.603
03	Previsión y protección social		460.854			460.854
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres				75.000	75.000
TOTAL			5.145.035		674.988	5.820.023

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**27**	**19**		**46**	**1.356.276**		**1.356.276**
Alto Nivel y de Dirección	1	1		2	101.352		101.352
Profesional y Técnico	16	9		25	782.280		782.280
Personal Administrativo	6	1		7	182.340		182.340
Obrero	4	8		12	290.304		290.304
Personal Contratado	**6**	**7**	**13**	**26**	**815.784**		**815.784**
Profesional y Técnico	6	7	13	26	815.784		815.784
TOTAL	**33**	**26**	**13**	**72**	**2.172.060**		**2.172.060**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**4**	**1**	**5**	**460.854**
Obreros	1		1	90.078
Empleados	3	1	4	370.776
TOTAL	**4**	**1**	**5**	**460.854**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	9.370.500
4.02	Materiales, suministros y mercancías	1.110.722
4.03	Servicios no personales	2.524.420
4.04	Activos reales	186.150
4.07	Transferencias y donaciones	475.954
4.08	Otros gastos	599.988
	TOTAL	**14.267.734**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**13.199.148**
INGRESOS CORRIENTES ORDINARIOS	13.199.148
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	15.000
Venta de otros bienes y servicios	15.000
INGRESOS DE LA PROPIEDAD	4.000
Intereses	4.000
Intereses internos	4.000
Intereses por depósitos	4.000
TRANSFERENCIAS CORRIENTES	13.180.148
Transferencias corrientes del sector público	13.180.148
Transferencias corrientes internas recibidas del sector público	13.180.148
De la República	11.051.642
Recursos Ordinarios	11.051.642
De los entes descentralizados sin fines empresariales	2.128.506
1.2 GASTOS CORRIENTES	**14.081.584**
GASTOS DE CONSUMO	13.605.630
Remuneraciones	9.370.500
Sueldos, salarios y otras retribuciones	2.172.060
Beneficios y complementos de sueldos y salarios	4.432.354
Aportes patronales	259.490
Prestaciones sociales y otras indemnizaciones	538.902
Asistencia socioeconómica	1.967.694
Compra de bienes y servicios	3.635.142
Bienes de consumo	1.110.722
Servicios no personales	2.524.420
Depreciación y amortización	599.988
TRANSFERENCIAS Y DONACIONES CORRIENTES	475.954
Al sector privado	475.954
Transferencias corrientes al sector privado	460.954
Directas a personas	460.854
Jubilaciones y otros beneficios asociados	460.854

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
A instituciones sin fines de lucro	100
Donaciones corrientes al sector privado	15.000
Donaciones a personas	15.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(882.436)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(282.448)**
RECURSOS PROPIOS DE CAPITAL	(282.448)
Ahorro/ Desahorro en cuenta corriente	(882.436)
Incremento de la depreciación y amortización acumuladas	599.988
2.2 GASTOS DE CAPITAL	**186.150**
INVERSIÓN REAL DIRECTA	186.150
Formación bruta de capital fijo	129.150
Maquinaria, equipos y otros bienes muebles	129.150
Bienes intangibles	57.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(468.598)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**468.598**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	468.598
Disminución de otros activos financieros	468.598
Disminución de disponibilidades	468.598
Disminución de bancos	468.598
3.2 APLICACIONES FINANCIERAS	**468.598**
DÉFICIT FINANCIERO	468.598

A0316

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO CARABOBO (FUNDACITE-CARABOBO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo, adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Innovación, fue creada mediante Decreto Presidencial N° 1.760, del 1° de agosto de 1991, publicado en Gaceta Oficial de la República de Venezuela N° 34.769, de fecha 05 de agosto de 1991, con el objetivo de promover, organizar, apoyar, fortalecer y contribuir al desarrollo Nacional, Estadal y Local del Sistema de Ciencia, Tecnología e Innovación, representando, coordinando y ejecutando las políticas, planes, programas, proyectos y actividades que el Ejecutivo, por órgano del Ministerio de adscripción le asigne, con sujeción a lo previsto en el Plan Nacional de Ciencia y Tecnología. En este sentido, para el 2013, continuará transformándose en un ente articulador de las políticas económicas y sociales, capaz de generar decisiones de impactos favorables en la consecución de lo establecido en las líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación para el año 2013, se estiman en Bs. 14.296.316, provenientes de las siguientes fuentes de financiamiento:

– Transferencias de la República	Bs.	6.802.305
– Recursos Propios	Bs.	800.529
– Otras Fuentes	Bs.	6.693.482
Total	**Bs.**	**14.296.316**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en el Plan Operativo Anual del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Cuatro Millones de Bolívares (Bs. 4.000.000) y por Acciones Centralizadas, un monto de Diez Millones Doscientos Noventa y Seis Mil Trescientos Dieciséis Bolívares (Bs. 10.296.316); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	7.407.552
– Materiales, Suministros y Mercancías	Bs.	1.473.296
– Servicios No Personales	Bs.	2.256.937
– Activos Reales	Bs.	566.608
– Transferencias y Donaciones	Bs.	2.091.919
– Otros Gastos	Bs.	500.004
Total	**Bs.**	**14.296.316**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Fundacite Carabobo impulsará el desarrollo del Sistema Regional de Ciencia y Tecnología basado en las directrices del Plan Nacional Simón Bolívar 2007-2013 y el Plan Nacional de Ciencia y Tecnología 2005-2030, para ello, tiene prevista la ejecución del proyecto: "Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio-productivo del estado Carabobo", orientado a promover el Sistema Nacional de Ciencia, Tecnología e Innovación, mediante la coordinación interinstitucional y la articulación de esfuerzos que impulsen el desarrollo socio productivo del estado Carabobo.

- **RESULTADO ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

Cuenta Corriente: Desahorro	**Bs.**	**233.921**
Cuenta Capital: Déficit	**Bs.**	**300.525**

- **CUENTA FINANCIERA:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de **Bs. 300.525**, la cual se destinará a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**13.495.787**
INGRESOS CORRIENTES ORDINARIOS	13.495.787
TRANSFERENCIAS CORRIENTES	13.495.787
Transferencias corrientes del sector público	13.495.787
Transferencias corrientes internas recibidas del sector público	13.495.787
De la República	6.802.305
De los entes descentralizados sin fines empresariales	6.693.482
INGRESOS DE CAPITAL	**500.004**
RECURSOS PROPIOS DE CAPITAL	500.004
Incremento de la depreciación y amortización acumulada	500.004
FUENTES DE FINANCIAMIENTO	**300.525**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	300.525
Disminución de otros activos financieros	300.525
Disminución de disponibilidades	300.525
Disminución de bancos	300.525
TOTAL RECURSOS	**14.296.316**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**13.729.708**
GASTOS DE CONSUMO	11.637.789
Remuneraciones	7.407.552
Sueldos, salarios y otras retribuciones	1.433.935
Beneficios y complementos de sueldos y salarios	3.463.449
Aportes patronales	374.500
Prestaciones sociales y otras indemnizaciones	1.007.041
Asistencia socioeconómica	1.128.627
Compra de bienes y servicios	3.730.233
Bienes de consumo	1.473.296
Servicios no personales	2.256.937
Depreciación y amortización	500.004
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.091.919
Al sector privado	2.091.919
Transferencias corrientes al sector privado	2.091.919
Otras transferencias corrientes internas al sector privado	1.675.915
Transferencias corrientes a Consejos Comunales	416.004
GASTOS DE CAPITAL	**566.608**
INVERSIÓN REAL DIRECTA	566.608
Formación bruta de capital fijo	566.608
Maquinaria, equipos y otros bienes muebles	566.608
TOTAL GASTOS	**14.296.316**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116801	Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Carabobo	Actividad en CTI			216	300.525	1.190.533		2.508.417	4.000.000
	TOTAL					**300.525**	**1.190.533**		**2.508.417**	**4.000.000**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		4.405.679		2.202.840	6.608.519
02	Gestión administrativa	500.004	1.206.093		1.981.700	3.687.797
	TOTAL	**500.004**	**5.611.772**		**4.184.540**	**10.296.316**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	15	15	9	39	1.202.753		1.202.753
Alto Nivel y de Dirección	1	1		2	81.547		81.547
Directivo	4	2	1	7	234.777		234.777
Profesional y Técnico	6	5	7	18	526.686		526.686
Personal Administrativo	2	1		3	87.801		87.801
Obrero	2	6	1	9	271.942		271.942
Personal Contratado			3	3	218.107		218.107
Profesional y Técnico			3	3	218.107		218.107
TOTAL	**15**	**15**	**12**	**42**	**1.420.860**		**1.420.860**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	7.407.552
4.02	Materiales, suministros y mercancías	1.473.296
4.03	Servicios no personales	2.256.937
4.04	Activos reales	566.608
4.07	Transferencias y donaciones	2.091.919
4.08	Otros gastos	500.004
	TOTAL	**14.296.316**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**13.495.787**
INGRESOS CORRIENTES ORDINARIOS	13.495.787
TRANSFERENCIAS CORRIENTES	13.495.787
Transferencias corrientes del sector público	13.495.787
Transferencias corrientes internas recibidas del sector público	13.495.787
De la República	6.802.305
Recursos Ordinarios	6.802.305
De los entes descentralizados sin fines empresariales	6.693.482
1.2 GASTOS CORRIENTES	**13.729.708**
GASTOS DE CONSUMO	11.637.789
Remuneraciones	7.407.552
Sueldos, salarios y otras retribuciones	1.433.935
Beneficios y complementos de sueldos y salarios	3.463.449
Aportes patronales	374.500
Prestaciones sociales y otras indemnizaciones	1.007.041
Asistencia socioeconómica	1.128.627
Compra de bienes y servicios	3.730.233
Bienes de consumo	1.473.296
Servicios no personales	2.256.937
Depreciación y amortización	500.004
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.091.919
Al sector privado	2.091.919
Transferencias corrientes al sector privado	2.091.919
Otras transferencias corrientes internas al sector privado	1.675.915
Transferencias corrientes a Consejos Comunales	416.004
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(233.921)**

2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**266.083**
RECURSOS PROPIOS DE CAPITAL	266.083
Desahorro en cuenta corriente	(233.921)
Incremento de la depreciación y amortización acumuladas	500.004
2.2 GASTOS DE CAPITAL	**566.608**
INVERSIÓN REAL DIRECTA	566.608
Formación bruta de capital fijo	566.608
Maquinaria, equipos y otros bienes muebles	566.608
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(300.525)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**300.525**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	300.525
Disminución de otros activos financieros	300.525
Disminución de disponibilidades	300.525
Disminución de bancos	300.525
3.2 APLICACIONES FINANCIERAS	**300.525**
DÉFICIT FINANCIERO	300.525

A0318

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO FALCÓN (FUNDACITE-FALCÓN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón, adscrita actualmente al Ministerio del Poder Popular para Ciencia, Tecnología e Innovación, fue creada mediante Decreto Presidencial N° 1.761, de fecha 01 de agosto de 1991, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 34.769, de fecha 05 de agosto de 1991, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios asignados a la Fundación para el año 2013, se estiman en Bs. 7.614.060, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	5.087.790
– Recursos Propios	Bs.	496.270
– Otras Fuentes	Bs.	2.030.000
Total	**Bs.**	**7.614.060**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Cinco Millones Ciento Quince Mil Cuatrocientos Dieciséis Bolívares (Bs. 5.115.416) y por Acciones Centralizadas, un monto de Dos Millones Cuatrocientos Noventa y Ocho Mil Seiscientos Cuarenta y Cuatro Bolívares (Bs. 2.498.644); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	4.145.662
– Materiales, Suministros y Mercancías	Bs.	209.200
– Servicios No Personales	Bs.	1.231.928
– Activos Reales	Bs.	65.500
– Activos Financieros	Bs.	15.000
– Transferencias y Donaciones	Bs.	1.620.000
– Otros Gastos	Bs.	326.770
Total	**Bs.**	**7.614.060**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución del siguiente proyecto:

- Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Falcón

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	415.770
– Cuenta Capital:	Déficit	Bs.	174.500

- **CUENTA FINANCIERA:**

Como fuentes de financiamiento destacan la disminución de las disponibilidades en bancos por un monto de Bs. 169.500 y por cuentas por cobrar la cantidad de Bs. 20.000, que totalizan Bs. 189.500, los cuales se destinaran a cubrir un incremento de cuentas por cobrar de Bs. 15.000 y a financiar el déficit que registrará la cuenta capital de Bs. 174.500.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**7.117.790**
INGRESOS CORRIENTES ORDINARIOS	7.117.790
TRANSFERENCIAS CORRIENTES	7.117.790
Transferencias corrientes del sector público	7.117.790
Transferencias corrientes internas recibidas del sector público	7.117.790
De la República	5.087.790
De los entes descentralizados sin fines empresariales	1.400.000
Del Poder Estadal	630.000
INGRESOS DE CAPITAL	**306.770**
RECURSOS PROPIOS DE CAPITAL	306.770
Incremento de la depreciación y amortización acumuladas	306.770
FUENTES DE FINANCIAMIENTO	**189.500**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	189.500
Disminución de otros activos financieros	189.500
Disminución de disponibilidades	169.500
Disminución de bancos	169.500
Disminución de cuentas por cobrar a mediano y largo plazo	20.000
Disminución de cuentas comerciales por cobrar a mediano y largo plazo	20.000
TOTAL RECURSOS	**7.614.060**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**7.533.560**
GASTOS DE CONSUMO	5.913.560
Remuneraciones	4.145.662
Sueldos, salarios y otras retribuciones	1.054.346
Beneficios y complementos de sueldos y salarios	559.800
Aportes patronales	253.533
Prestaciones sociales y otras indemnizaciones	357.876
Asistencia socioeconómica	290.658
Otros gastos de personal	1.629.449
Compra de bienes y servicios	1.441.128
Bienes de consumo	209.200
Servicios no personales	1.231.928
Depreciación y amortización	306.770
Provisiones y otros gastos	20.000
Cuentas incobrables	20.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.620.000
Al sector privado	1.620.000
Transferencias corrientes al sector privado	1.620.000
Otras transferencias corrientes internas al sector privado	1.620.000
GASTOS DE CAPITAL	**65.500**
INVERSIÓN REAL DIRECTA	65.500
Formación bruta de capital fijo	65.500
Maquinaria, equipos y otros bienes muebles	65.500
APLICACIONES FINANCIERAS	**15.000**
INVERSIÓN FINANCIERA	15.000
Incremento de otros activos financieros	15.000
Incremento de cuentas por cobrar a mediano y largo plazo	15.000
Incremento de otras cuentas por cobrar a mediano y largo plazo	15.000
TOTAL GASTOS	**7.614.060**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116739	Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Falcón	Actividad en CTI			934		3.285.416		1.830.000	5.115.416
TOTAL							**3.285.416**		**1.830.000**	**5.115.416**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	79.500	1.404.590			1.484.090
02	Gestión administrativa	416.770	397.784		200.000	1.014.554
TOTAL		**496.270**	**1.802.374**		**200.000**	**2.498.644**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	23	11		34	974.544		974.544
Alto Nivel y de Dirección	1			1	36.336		36.336
Profesional y Técnico	19	6		25	737.976		737.976
Personal Administrativo	1			1	26.255		26.255
Obrero	2	5		7	173.977		173.977
Personal Contratado	2			2	57.801		57.801
Profesional y Técnico	2			2	57.801		57.801
TOTAL	25	11		36	1.032.345		1.032.345

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	4.145.662
4.02	Materiales, suministros y mercancías	209.200
4.03	Servicios no personales	1.231.928
4.04	Activos reales	65.500
4.05	Activos financieros	15.000
4.07	Transferencias y donaciones	1.620.000
4.08	Otros gastos	326.770
	TOTAL	**7.614.060**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**7.117.790**
INGRESOS CORRIENTES ORDINARIOS	7.117.790
TRANSFERENCIAS CORRIENTES	7.117.790
Transferencias corrientes del sector público	7.117.790
Transferencias corrientes internas recibidas del sector público	7.117.790
De la República	5.087.790
Recursos Ordinarios	5.087.790
De los entes descentralizados sin fines empresariales	1.400.000
Del Poder Estadal	630.000
1.2 GASTOS CORRIENTES	**7.533.560**
GASTOS DE CONSUMO	5.913.560
Remuneraciones	4.145.662
Sueldos, salarios y otras retribuciones	1.054.346
Beneficios y complementos de sueldos y salarios	559.800
Aportes patronales	253.533
Prestaciones sociales y otras indemnizaciones	357.876
Asistencia socioeconómica	290.658
Otros gastos de personal	1.629.449
Compra de bienes y servicios	1.441.128
Bienes de consumo	209.200
Servicios no personales	1.231.928
Depreciación y amortización	306.770
Provisiones y otros gastos	20.000
Cuentas incobrables	20.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.620.000
Al sector privado	1.620.000
Transferencias corrientes al sector privado	1.620.000
Otras transferencias corrientes internas al sector privado	1.620.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(415.770)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(109.000)**
RECURSOS PROPIOS DE CAPITAL	(109.000)
Desahorro en cuenta corriente	(415.770)
Incremento de la depreciación y amortización acumuladas	306.770
2.2 GASTOS DE CAPITAL	**65.500**
INVERSIÓN REAL DIRECTA	65.500
Formación bruta de capital fijo	65.500
Maquinaria, equipos y otros bienes muebles	65.500
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(174.500)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**189.500**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	189.500
Disminución de otros activos financieros	189.500
Disminución de disponibilidades	169.500
Disminución de bancos	169.500
Disminución de cuentas por cobrar a mediano y largo plazo	20.000
Disminución de cuentas comerciales por cobrar a mediano y largo plazo	20.000
3.2 APLICACIONES FINANCIERAS	**189.500**
INVERSIÓN FINANCIERA	15.000
Incremento de otros activos financieros	15.000
Incremento de cuentas por cobrar a mediano y largo plazo	15.000
Incremento de otras cuentas por cobrar a mediano y largo plazo	15.000
DÉFICIT FINANCIERO	174.500

A0319

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO BOLÍVAR (FUNDACITE-BOLÍVAR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Bolívar, es un ente regional con personalidad jurídica y patrimonio propio, adscrita actualmente al Ministerio del Poder Popular para Ciencia, Tecnología e Innovación; creada por Decreto Presidencial N° 374, de fecha 27 de julio de 1989, publicado en Gaceta Oficial de la República de Venezuela N° 34.292, de fecha 28 de agosto de 1989, con el objetivo de promover, organizar, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios asignados a la Fundación para el año 2013, se estiman en Bs. 11.854.059, provenientes de las siguientes fuentes de financiamiento:

– Transferencias de la República	Bs.	9.287.945
– Recursos Propias	Bs.	1.270.114
– Otras Fuentes	Bs.	1.296.000
Total	**Bs.**	**11.854.059**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en el Plan Operativo Anual del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Cinco Millones Seiscientos Dieciocho Mil Quinientos Cuarenta y Cinco Bolívares (Bs. 5.618.545) y por Acciones Centralizadas, un monto de Seis Millones Doscientos Treinta y Cinco Mil Quinientos Catorce Bolívares (Bs. 6.235.514); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	8.383.145
– Materiales, Suministros y Mercancías	Bs.	675.000
– Servicios No Personales	Bs.	1.442.830
– Activos Reales	Bs.	170.000
– Transferencias y Donaciones	Bs.	1.183.084
Total	**Bs.**	**11.854.059**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución del proyecto siguiente:

- Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio-productivo del estado Bolívar.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

Cuenta Corriente: Desahorro	Bs.	1.100.114
Cuenta Capital: Déficit	Bs.	1.270.114

- **CUENTA FINANCIERA:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 1.270.114, la cual se destinará a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**10.583.945**
INGRESOS CORRIENTES ORDINARIOS	10.583.945
TRANSFERENCIAS CORRIENTES	10.583.945
Transferencias corrientes del sector público	10.583.945
Transferencias corrientes internas recibidas del sector público	10.583.945
De la República	9.287.945
Del Poder Estadal	1.296.000
FUENTES DE FINANCIAMIENTO	**1.270.114**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.270.114
Disminución de otros activos financieros	1.270.114
Disminución de disponibilidades	1.270.114
Disminución de bancos	1.270.114
TOTAL RECURSOS	**11.854.059**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**11.684.059**
GASTOS DE CONSUMO	10.500.975
Remuneraciones	8.383.145
Sueldos, salarios y otras retribuciones	3.247.639
Beneficios y complementos de sueldos y salarios	2.440.664
Aportes patronales	351.788
Prestaciones sociales y otras indemnizaciones	1.124.343
Asistencia socioeconómica	1.218.711
Compra de bienes y servicios	2.117.830
Bienes de consumo	675.000
Servicios no personales	1.442.830
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.183.084
Al sector privado	1.183.084
Transferencias corrientes al sector privado	1.183.084
Directas a personas	11.081
Jubilaciones y otros beneficios asociados	11.081
Otras transferencias corrientes internas al sector privado	1.172.003
GASTOS DE CAPITAL	**170.000**
INVERSIÓN REAL DIRECTA	170.000
Formación bruta de capital fijo	170.000
Maquinaria, equipos y otros bienes muebles	170.000
TOTAL GASTOS	**11.854.059**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116738	Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Bolívar.	Actividad en CTI			430	1.364.395	4.254.150			5.618.545
TOTAL						1.364.395	4.254.150			5.618.545

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		5.022.714			5.022.714
02	Gestión administrativa				1.201.719	1.201.719
03	Previsión y protección social		11.081			11.081
TOTAL			5.033.795		1.201.719	6.235.514

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**30**	**11**	**2**	**43**	**1.269.137**	**160.080**	**1.429.217**
Directivo	2	2		4	146.580	16.080	162.660
Profesional y Técnico	22	6	2	30	894.089	120.600	1.014.689
Personal Administrativo	3			3	75.395	9.000	84.395
Obrero	3	3		6	153.073	14.400	167.473
TOTAL	**30**	**11**	**2**	**43**	**1.269.137**	**160.080**	**1.429.217**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados		**1**	**1**	**11.081**
Obreros		1	1	11.081
TOTAL		**1**	**1**	**11.081**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	8.383.145
4.02	Materiales, suministros y mercancías	675.000
4.03	Servicios no personales	1.442.830
4.04	Activos reales	170.000
4.07	Transferencias y donaciones	1.183.084
	TOTAL	**11.854.059**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO

(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**10.583.945**
INGRESOS CORRIENTES ORDINARIOS	10.583.945
TRANSFERENCIAS CORRIENTES	10.583.945
Transferencias corrientes del sector público	10.583.945
Transferencias corrientes internas recibidas del sector público	10.583.945
De la República	9.287.945
Recursos Ordinarios	9.287.945
Del Poder Estadal	1.296.000
1.2 GASTOS CORRIENTES	**11.684.059**
GASTOS DE CONSUMO	10.500.975
Remuneraciones	8.383.145
Sueldos, salarios y otras retribuciones	3.247.639
Beneficios y complementos de sueldos y salarios	2.440.664
Aportes patronales	351.788
Prestaciones sociales y otras indemnizaciones	1.124.343
Asistencia socioeconómica	1.218.711
Compra de bienes y servicios	2.117.830
Bienes de consumo	675.000
Servicios no personales	1.442.830
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.183.084
Al sector privado	1.183.084
Transferencias corrientes al sector privado	1.183.084
Directas a personas	11.081
Jubilaciones y otros beneficios asociados	11.081
Otras transferencias corrientes internas al sector privado	1.172.003
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.100.114)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO

(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.100.114)**
RECURSOS PROPIOS DE CAPITAL	(1.100.114)
Desahorro en cuenta corriente	(1.100.114)
2.2 GASTOS DE CAPITAL	**170.000**
INVERSIÓN REAL DIRECTA	170.000
Formación bruta de capital fijo	170.000
Maquinaria, equipos y otros bienes muebles	170.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.270.114)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.270.114**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.270.114
Disminución de otros activos financieros	1.270.114
Disminución de disponibilidades	1.270.114
Disminución de bancos	1.270.114
3.2 APLICACIONES FINANCIERAS	**1.270.114**
DÉFICIT FINANCIERO	1.270.114

A0320

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO MÉRIDA (FUNDACITE-MÉRIDA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida, es un ente regional con personalidad jurídica y patrimonio propio, adscrita actualmente al Ministerio del Poder Popular para Ciencia, Tecnología e Innovación; creada por Decreto Presidencial Nº 373, de fecha 27 de julio de 1989, publicado en Gaceta Oficial de la República de Venezuela Nº 34.292, de fecha 28 de agosto de 1989, con el objetivo de promover, organizar, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios asignados a la Fundación para el año 2013, se estiman en Bs. 24.442.792, provenientes de las siguientes fuentes de financiamiento:

– Transferencias de la República	Bs.	10.924.519
– Recursos Propios	Bs.	5.814.692
– Otras fuentes	Bs.	7.703.581
Total	**Bs.**	**24.442.792**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en el Plan Operativo Anual del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Trece Millones Quinientos Cincuenta y Tres Mil Trescientos Sesenta y Cuatro Bolívares (Bs. 13.553.364) y por Acciones Centralizadas, un monto de Diez Millones Ochocientos Ochenta y Nueve Mil Cuatrocientos Veintiocho Bolívares (Bs. 10.889.428); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	8.956.461
– Materiales, Suministros y Mercancías	Bs.	1.520.106
– Servicios No Personales	Bs.	3.233.155
– Activos Reales	Bs.	1.777.043
– Transferencias y Donaciones	Bs.	7.586.747
– Otros Gastos	Bs.	500.000
– Disminución de Pasivos	Bs.	869.280
Total	**Bs.**	**24.442.792**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución del proyecto siguiente:

- Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio-productivo del estado Mérida.

- **RESULTADO ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

Cuenta Corriente: Desahorro	Bs.	4.309.727
Cuenta Capital: Déficit	Bs.	4.345.412

- **CUENTA FINANCIERA:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 5.214.692, la cual se destinará a financiar las cuentas por pagar a proveedores a corto plazo por Bs. 869.280 y, el déficit que registrará la cuenta capital por un monto de Bs. 4.345.412.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**17.486.742**
INGRESOS CORRIENTES ORDINARIOS	17.486.742
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	100.000
Venta de otros bienes y servicios	100.000
TRANSFERENCIAS CORRIENTES	17.386.742
Transferencias corrientes del sector público	17.386.742
Transferencias corrientes internas recibidas del sector público	17.386.742
De la República	10.924.519
Del Poder Estadal	6.462.223
INGRESOS DE CAPITAL	**1.741.358**
RECURSOS PROPIOS DE CAPITAL	500.000
Incremento de la depreciación y amortización acumulada	500.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	1.241.358
Transferencias y donaciones de capital del sector público	1.241.358
Transferencias de capital recibidas del sector público	1.241.358
Del Poder Estadal	1.241.358
FUENTES DE FINANCIAMIENTO	**5.214.692**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.214.692
Disminución de otros activos financieros	5.214.692
Disminución de disponibilidades	5.214.692
Disminución de bancos	5.214.692
TOTAL RECURSOS	**24.442.792**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

	Presupuesto 2013
GASTOS CORRIENTES	**21.796.469**
GASTOS DE CONSUMO	14.209.722
Remuneraciones	8.956.461
Sueldos, salarios y otras retribuciones	1.838.137
Beneficios y complementos de sueldos y salarios	3.094.478
Aportes patronales	443.265
Prestaciones sociales y otras indemnizaciones	1.195.330
Asistencia socioeconómica	2.385.251
Compra de bienes y servicios	4.753.261
Bienes de consumo	1.520.106
Servicios no personales	3.233.155
Depreciación y amortización	500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.586.747
Al sector privado	7.586.747
Transferencias corrientes al sector privado	7.586.747
Directas a personas	7.586.747
Pensiones y otros beneficios asociados	56.643
Jubilaciones y otros beneficios asociados	262.854
Otras transferencias directas a personas	7.267.250
GASTOS DE CAPITAL	**1.777.043**
INVERSIÓN REAL DIRECTA	1.777.043
Formación bruta de capital fijo	1.777.043
Maquinaria, equipos y otros bienes muebles	1.777.043
APLICACIONES FINANCIERAS	**869.280**
DISMINUCIÓN DE PASIVOS	869.280
Disminución de cuentas y efectos por pagar	869.280
Disminución de cuentas y efectos por pagar a corto plazo	869.280
Disminución cuentas por pagar a proveedores a corto plazo	869.280
TOTAL GASTOS	**24.442.792**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116748	Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Mérida	Actividad en CTI			1.048	5.314.692	2.772.984		5.465.688	13.553.364
TOTAL						5.314.692	2.772.984		5.465.688	13.553.364

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		6.491.757		22.000	6.513.757
02	Gestión administrativa	500.000	1.340.281		2.215.893	4.056.174
03	Previsión y protección social		319.497			319.497
TOTAL		500.000	8.151.535		2.737.893	10.889.428

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**38**	**26**		**64**	**1.262.928**	**1.105.856**	**2.368.784**
Alto Nivel y de Dirección	7	6		13	268.853	358.660	627.513
Profesional y Técnico	22	12		34	672.199	513.779	1.185.978
Personal Administrativo	4	2		6	115.761	153.591	269.352
Obrero	5	6		11	206.115	79.826	285.941
Personal Contratado	**3**	**3**		**6**	**125.211**		**125.211**
Profesional y Técnico	3	3		6	125.211		125.211
TOTAL	**41**	**29**		**70**	**1.388.139**	**1.105.856**	**2.493.995**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1**		**1**	**56.643**
Obreros	1		1	56.643
Jubilados	**3**	**2**	**5**	**262.854**
Empleados	3	2	5	262.854
TOTAL	**4**	**2**	**6**	**319.497**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	8.956.461
4.02	Materiales, suministros y mercancías	1.520.106
4.03	Servicios no personales	3.233.155
4.04	Activos reales	1.777.043
4.07	Transferencias y donaciones	7.586.747
4.08	Otros gastos	500.000
4.11	Disminución de pasivos	869.280
	TOTAL	**24.442.792**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**17.486.742**
INGRESOS CORRIENTES ORDINARIOS	17.486.742
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	100.000
Venta de otros bienes y servicios	100.000
TRANSFERENCIAS CORRIENTES	17.386.742
Transferencias corrientes del sector público	17.386.742
Transferencias corrientes internas recibidas del sector público	17.386.742
De la República	10.924.519
Recursos Ordinarios	10.924.519
Del Poder Estadal	6.462.223
1.2 GASTOS CORRIENTES	**21.796.469**
GASTOS DE CONSUMO	14.209.722
Remuneraciones	8.956.461
Sueldos, salarios y otras retribuciones	1.838.137
Beneficios y complementos de sueldos y salarios	3.094.478
Aportes patronales	443.265
Prestaciones sociales y otras indemnizaciones	1.195.330
Asistencia socioeconómica	2.385.251
Compra de bienes y servicios	4.753.261
Bienes de consumo	1.520.106
Servicios no personales	3.233.155
Depreciación y amortización	500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.586.747
Al sector privado	7.586.747
Transferencias corrientes al sector privado	7.586.747
Directas a personas	7.586.747
Pensiones y otros beneficios asociados	56.643
Jubilaciones y otros beneficios asociados	262.854
Otras transferencias directas a personas	7.267.250
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(4.309.727)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(2.568.369)**
RECURSOS PROPIOS DE CAPITAL	(3.809.727)
Desahorro en cuenta corriente	(4.309.727)
Incremento de la depreciación y amortización acumulada	500.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	1.241.358
Transferencias y donaciones de capital del sector público	1.241.358
Transferencias de capital recibidas del sector público	1.241.358
Del Poder Estadal	1.241.358
2.2 GASTOS DE CAPITAL	**1.777.043**
INVERSIÓN REAL DIRECTA	1.777.043
Formación bruta de capital fijo	1.777.043
Maquinaria, equipos y otros bienes muebles	1.777.043
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(4.345.412)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**5.214.692**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.214.692
Disminución de otros activos financieros	5.214.692
Disminución de disponibilidades	5.214.692
Disminución de bancos	5.214.692
3.2 APLICACIONES FINANCIERAS	**5.214.692**
DISMINUCIÓN DE PASIVOS	869.280
Disminución de cuentas y efectos por pagar	869.280
Disminución de cuentas y efectos por pagar a corto plazo	869.280
Disminución cuentas por pagar a proveedores a corto plazo	869.280
DÉFICIT FINANCIERO	4.345.412

A0321

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO TÁCHIRA (FUNDACITE-TÁCHIRA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira, adscrita actualmente al Ministerio del Poder Popular para Ciencia, Tecnología e Innovación, fue creada mediante Decreto Presidencial Nº 385, de fecha 27 de julio de 1989, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 34.292, de fecha 27 de julio de 1989, con el objetivo de promover, apoyar y consolidar el desarrollo científico en este Estado, mediante un gran proyecto pretende engranar la política científica, tecnología e innovadora de todo el país, a través de la Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el Desarrollo Productivo del Estado Táchira.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios asignados a la Fundación para el año 2013, se estiman en Bs. 5.236.650, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	3.835.541
– Recursos Propios	Bs.	1.390.573
– Otros	Bs.	10.536
Total	**Bs.**	**5.236.650**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Dos Millones Ochocientos Noventa y Siete Mil Ochocientos Noventa y Cinco Bolívares (Bs. 2.897.895) y por Acciones Centralizadas, un monto de Dos Millones Trescientos y Treinta y Ocho Mil Setecientos Cincuenta y Cinco Bolívares (Bs. 2.338.755); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	3.532.336
– Materiales, Suministros y Mercancías	Bs.	175.807
– Servicios No Personales	Bs.	645.322
– Activos Reales	Bs.	67.000
– Transferencias y Donaciones	Bs.	784.649
– Otros Gastos	Bs.	10.536
– Disminución de Pasivos	Bs.	21.000
Total	**Bs.**	**5.236.650**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución del siguiente proyecto:

- Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Táchira.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	1.313.109
– Cuenta Capital:	Déficit	Bs.	1.369.573

- **CUENTA FINANCIERA:**

Como fuente de financiamiento destaca la disminución de las disponibilidades en bancos por un monto de Bs. 1.390.573, las cuales se destinaran a financiar disminuciones de cuenta y efectos por pagar por la cantidad de Bs. 21.000 y a financiar el déficit que registrara la cuenta capital de Bs. 1.369.573.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**3.835.541**
INGRESOS CORRIENTES EXTRAORDINARIOS	3.835.541
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.835.541
Donaciones corrientes internas recibidas del sector público	3.835.541
De la República	3.835.541
INGRESOS DE CAPITAL	**10.536**
RECURSOS PROPIOS DE CAPITAL	10.536
Incremento de la depreciación y amortización acumuladas	10.536
FUENTES DE FINANCIAMIENTO	**1.390.573**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.390.573
Disminución de otros activos financieros	1.390.573
Disminución de disponibilidades	1.390.573
Disminución de bancos	1.390.573
TOTAL RECURSOS	**5.236.650**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**5.148.650**
GASTOS DE CONSUMO	4.364.001
Remuneraciones	3.532.336
Sueldos, salarios y otras retribuciones	655.728
Beneficios y complementos de sueldos y salarios	1.733.932
Aportes patronales	180.958
Prestaciones sociales y otras indemnizaciones	321.982
Asistencia socioeconómica	639.736
Compra de bienes y servicios	739.977
Bienes de consumo	175.807
Servicios no personales	564.170
Impuestos indirectos	81.152
Depreciación y amortización	10.536
TRANSFERENCIAS Y DONACIONES CORRIENTES	784.649
Al sector privado	784.649
Transferencias corrientes al sector privado	784.649
Directas a personas	784.649
Pensiones y otros beneficios asociados	41.966
Jubilaciones y otros beneficios asociados	72.460
Otras transferencias directas a personas	670.223
GASTOS DE CAPITAL	**67.000**
INVERSIÓN REAL DIRECTA	67.000
Formación bruta de capital fijo	67.000
Maquinaria, equipos y otros bienes muebles	67.000
APLICACIONES FINANCIERAS	**21.000**
DISMINUCIÓN DE PASIVOS	21.000
Disminución de cuentas y efectos por pagar	21.000
Disminución de otras cuentas y efectos por pagar	21.000
Disminución de otros efectos por pagar a corto plazo	21.000
TOTAL GASTOS	**5.236.650**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116740	Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Táchira	Actividad en CTI			144		2.897.895			2.897.895
	TOTAL						**2.897.895**			**2.897.895**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	598.985	937.646			1.536.631
02	Gestión administrativa	687.698				687.698
03	Previsión y protección social	114.426				114.426
	TOTAL	**1.401.109**	**937.646**			**2.338.755**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**8**	**6**	**9**	**23**	**623.438**	**153.782**	**777.220**
Alto Nivel y de Dirección	2		6	8	214.412	124.380	338.792
Profesional y Técnico	3	4	3	10	349.820	27.360	377.180
Personal Administrativo	2	1		3	8.481	2.042	10.523
Obrero	1	1		2	50.725		50.725
Personal Contratado			**1**	**1**	**24.570**		**24.570**
Personal Administrativo			1	1	24.570		24.570
TOTAL	**8**	**6**	**10**	**24**	**648.008**	**153.782**	**801.790**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados		**1**	**1**	**41.966**
Empleados		1	1	41.966
Jubilados		**1**	**1**	**72.460**
Alto Nivel y de Dirección		1	1	72.460
TOTAL		**2**	**2**	**114.426**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	3.532.336
4.02	Materiales, suministros y mercancías	175.807
4.03	Servicios no personales	645.322
4.04	Activos reales	67.000
4.07	Transferencias y donaciones	784.649
4.08	Otros gastos	10.536
4.11	Disminución de pasivos	21.000
	TOTAL	**5.236.650**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.835.541**
INGRESOS CORRIENTES EXTRAORDINARIOS	3.835.541
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.835.541
Donaciones corrientes internas recibidas del sector público	3.835.541
De la República	3.835.541
1.2 GASTOS CORRIENTES	**5.148.650**
GASTOS DE CONSUMO	4.364.001
Remuneraciones	3.532.336
Sueldos, salarios y otras retribuciones	655.728
Beneficios y complementos de sueldos y salarios	1.733.932
Aportes patronales	180.958
Prestaciones sociales y otras indemnizaciones	321.982
Asistencia socioeconómica	639.736
Compra de bienes y servicios	739.977
Bienes de consumo	175.807
Servicios no personales	564.170
Impuestos indirectos	81.152
Depreciación y amortización	10.536
TRANSFERENCIAS Y DONACIONES CORRIENTES	784.649
Al sector privado	784.649
Transferencias corrientes al sector privado	784.649
Directas a personas	784.649
Pensiones y otros beneficios asociados	41.966
Jubilaciones y otros beneficios asociados	72.460
Otras transferencias directas a personas	670.223
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.313.109)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.302.573)**
RECURSOS PROPIOS DE CAPITAL	(1.302.573)

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Desahorro en cuenta corriente	(1.313.109)
Incremento de la depreciación y amortización acumuladas	10.536
2.2 GASTOS DE CAPITAL	**67.000**
INVERSIÓN REAL DIRECTA	67.000
Formación bruta de capital fijo	67.000
Maquinaria, equipos y otros bienes muebles	67.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.369.573)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.390.573**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.390.573
Disminución de otros activos financieros	1.390.573
Disminución de disponibilidades	1.390.573
Disminución de bancos	1.390.573
3.2 APLICACIONES FINANCIERAS	**1.390.573**
DISMINUCIÓN DE PASIVOS	21.000
Disminución de cuentas y efectos por pagar	21.000
Disminución de otras cuentas y efectos por pagar	21.000
Disminución de otros efectos por pagar a corto plazo	21.000
DÉFICIT FINANCIERO	1.369.573

A0322

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO SUCRE (FUNDACITE-SUCRE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre, adscrita al Ministerio de Ciencia y Tecnología, hoy en día Ministerio del Poder Popular para Ciencia, Tecnología e Innovación, según Decreto Presidencial Nº 1.869, de fecha 11 de julio de 2002, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 37.487, de fecha 18 de julio de 2002, teniendo como objetivo promover, fortalecer, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios de la fundación para el año 2013, se estiman en Bs. 4.495.400, provenientes de las asignaciones indicadas a continuación:

– Aportes del Ejecutivo Nacional	Bs.	3.686.400
– Recursos Propios	Bs.	809.000
Total	**Bs.**	**4.495.400**

- **POLÍTICA DE GASTOS:**

La distribución de los gastos a realizar a objeto de cubrir el funcionamiento y cumplir con los objetivos establecidos por la institución, corresponden a una inversión en Proyectos que alcanza la cantidad de Un Millón Ochocientos Cuarenta y Nueve Mil Setecientos Dieciocho Bolívares (Bs. 1.849.718) y en Acciones Centralizadas por un monto de Dos Millones Seiscientos Cuarenta y Cinco Mil Seiscientos Ochenta y Dos Bolívares (Bs. 2.645.682), los cuales se distribuirán de la siguiente manera:

– Gastos de Personal	Bs.	3.193.290
– Materiales, Suministros y Mercancías	Bs.	202.000
– Servicios No Personales	Bs.	693.637
– Activos Reales	Bs.	22.000
– Transferencias y Donaciones	Bs.	27.000
– Otros Gastos	Bs.	220.000
– Disminución de Pasivos	Bs.	137.473
Total	**Bs.**	**4.495.400**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Los objetivos que persigue la Fundación durante este ejercicio presupuestario, se orientan a la consecución del proyecto denominado "Consolidación del Sistema Nacional de Ciencia, Tecnología, e Innovación para el Desarrollo Socio Productivo del estado Sucre, el cual consiste en la articulación e integración de los actores del referido sistema, con otros a nivel local y nacional, tanto públicos como privados, con la finalidad de generar capacidades básicas en las comunidades y promover el desarrollo socio productivo.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital de Fundacite Sucre, arrojarán en la ejecución del presupuesto para el año 2013, como resultados económico y financiero, los siguientes:

– Cuenta Corriente:	Desahorro	Bs.	649.527
– Cuenta Capital:	Déficit	Bs.	451.527

- **CUENTA FINANCIERA:**

Como fuente de financiamiento destaca la disminución de bancos por Bs. 439.000, y la de otras cuentas por cobrar por Bs. 150.000, las cuales se destinarán a financiar el déficit que registrará la cuenta capital y la disminución de pasivos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**3.686.400**
INGRESOS CORRIENTES ORDINARIOS	3.686.400
TRANSFERENCIAS CORRIENTES	3.686.400
Transferencias corrientes del sector público	3.686.400
Transferencias corrientes internas recibidas del sector público	3.686.400
De la República	3.686.400
INGRESOS DE CAPITAL	**220.000**
RECURSOS PROPIOS DE CAPITAL	220.000
Incremento de la depreciación y amortización acumuladas	220.000
FUENTES DE FINANCIAMIENTO	**589.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	589.000
Disminución de otros activos financieros	589.000
Disminución de disponibilidades	439.000
Disminución de bancos	439.000
Disminución de cuentas por cobrar a corto plazo	150.000
Disminución de otras cuentas por cobrar a corto plazo	150.000
TOTAL RECURSOS	**4.495.400**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**4.335.927**
GASTOS DE CONSUMO	4.308.927
Remuneraciones	3.193.290
Sueldos, salarios y otras retribuciones	1.414.100
Beneficios y complementos de sueldos y salarios	313.200
Aportes patronales	228.977
Prestaciones sociales y otras indemnizaciones	390.216
Asistencia socioeconómica	846.797
Compra de bienes y servicios	895.637
Bienes de consumo	202.000
Servicios no personales	693.637
Depreciación y amortización	220.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	27.000
Al sector privado	27.000
Donaciones corrientes al sector privado	27.000
Donaciones a personas	27.000
GASTOS DE CAPITAL	**22.000**
INVERSIÓN REAL DIRECTA	22.000
Formación bruta de capital fijo	22.000
Maquinaria, equipos y otros bienes muebles	22.000
APLICACIONES FINANCIERAS	**137.473**
DISMINUCIÓN DE PASIVOS	137.473
Disminución de cuentas y efectos por pagar	137.473
Disminución de cuentas y efectos por pagar a corto plazo	137.473
Disminución de sueldos, salarios y otras remuneraciones por pagar	137.473
TOTAL GASTOS	**4.495.400**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116808	Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Sucre	Actividad en CTI			1.537	100.000	1.749.718			1.849.718
TOTAL						100.000	1.749.718			1.849.718

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		1.598.272			1.598.272
02	Gestión administrativa	709.000	338.410			1.047.410
TOTAL		709.000	1.936.682			2.645.682

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**16**	**13**		**29**	**1.374.476**		**1.374.476**
Alto Nivel y de Dirección	1	1		2	191.041		191.041
Profesional y Técnico	12	8		20	973.218		973.218
Personal Administrativo	1			1	39.625		39.625
Obrero	2	4		6	170.592		170.592
Personal Contratado		**1**		**1**	**39.624**		**39.624**
Personal Administrativo		1		1	39.624		39.624
TOTAL	**16**	**14**		**30**	**1.414.100**		**1.414.100**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	3.193.290
4.02	Materiales, suministros y mercancías	202.000
4.03	Servicios no personales	693.637
4.04	Activos reales	22.000
4.07	Transferencias y donaciones	27.000
4.08	Otros gastos	220.000
4.11	Disminución de pasivos	137.473
	TOTAL	**4.495.400**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.686.400**
INGRESOS CORRIENTES ORDINARIOS	3.686.400
TRANSFERENCIAS CORRIENTES	3.686.400
Transferencias corrientes del sector público	3.686.400
Transferencias corrientes internas recibidas del sector público	3.686.400
De la República	3.686.400
Recursos Ordinarios	3.686.400
1.2 GASTOS CORRIENTES	**4.335.927**
GASTOS DE CONSUMO	4.308.927
Remuneraciones	3.193.290
Sueldos, salarios y otras retribuciones	1.414.100
Beneficios y complementos de sueldos y salarios	313.200
Aportes patronales	228.977
Prestaciones sociales y otras indemnizaciones	390.216
Asistencia socioeconómica	846.797
Compra de bienes y servicios	895.637
Bienes de consumo	202.000
Servicios no personales	693.637
Depreciación y amortización	220.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	27.000
Al sector privado	27.000
Donaciones corrientes al sector privado	27.000
Donaciones a personas	27.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(649.527)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(429.527)**
RECURSOS PROPIOS DE CAPITAL	(429.527)
Desahorro en cuenta corriente	(649.527)
Incremento de la depreciación y amortización acumuladas	220.000
2.2 GASTOS DE CAPITAL	**22.000**
INVERSIÓN REAL DIRECTA	22.000
Formación bruta de capital fijo	22.000
Maquinaria, equipos y otros bienes muebles	22.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(451.527)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**589.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	589.000
Disminución de otros activos financieros	589.000
Disminución de disponibilidades	439.000
Disminución de bancos	439.000
Disminución de cuentas por cobrar a corto plazo	150.000
Disminución de otras cuentas por cobrar a corto plazo	150.000
3.2 APLICACIONES FINANCIERAS	**589.000**
DISMINUCIÓN DE PASIVOS	137.473
Disminución de cuentas y efectos por pagar	137.473
Disminución de cuentas y efectos por pagar a corto plazo	137.473
Disminución de sueldos, salarios y otras remuneraciones por pagar	137.473
DÉFICIT FINANCIERO	451.527

A0333

Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)

FUNDACIÓN GRAN MARISCAL DE AYACUCHO (FUNDAYACUCHO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Gran Mariscal de Ayacucho (Fundayacucho) es una institución que, tiene como misión la ejecución de políticas del Estado para la democratización de la educación, inclusión e integración de estudiantes, colectivos sociales y comunidades organizadas del país y de los Pueblos del Sur, mediante el acompañamiento socioeducativo, fortaleciendo sus capacidades de auto transformación, construcción y la socialización de sus saberes y experiencias para ponerlos al servicio de los objetivos socio-económicos de los pueblos.

Atiende las obligaciones adquiridas como resultado de los procesos de selección de los becarios venezolanos y extranjeros que demandan apoyo económico para la realización de sus estudios tanto en Venezuela como en el Exterior y de Convenios de Cooperación Técnica con Organismos Académicos Nacionales y del Exterior, con Organismos del Sector Público y Comunidades organizadas para su fortalecimiento y desarrollo, a fin de cumplir con lo establecido en su misión, entre los proyectos a ejecutar se tiene:

- Apoyo a las políticas de inclusión al sistema de educación universitaria orientado al desarrollo científico, tecnológico y la innovación.

- Promoción de los diferentes procesos de socialización de saberes orientados a la potenciación de la capacidades, habilidades y herramientas apropiadas por el Pueblo y la Nación nuestramerica para el ejercicio de lo público y el fortalecimiento de las relaciones con los pueblos hermanos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**352.955.363**
INGRESOS CORRIENTES ORDINARIOS	352.955.363
TRANSFERENCIAS CORRIENTES	352.955.363
Transferencias corrientes del sector público	352.955.363
Transferencias corrientes internas recibidas del sector público	352.955.363
De la República	352.955.363
INGRESOS DE CAPITAL	**1.387.380**
RECURSOS PROPIOS DE CAPITAL	1.387.380
Incremento de la depreciación y amortización acumuladas	1.387.380
FUENTES DE FINANCIAMIENTO	**162.713.125**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	162.713.125
Disminución de otros activos financieros	162.713.125
Disminución de disponibilidades	162.713.125
Disminución de bancos	162.713.125
TOTAL RECURSOS	**517.055.868**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**491.589.112**
GASTOS DE CONSUMO	249.315.291
Remuneraciones	201.595.658
Sueldos, salarios y otras retribuciones	30.731.268
Beneficios y complementos de sueldos y salarios	42.220.232
Aportes patronales	7.114.458
Prestaciones sociales y otras indemnizaciones	11.675.190
Asistencia socioeconómica	86.546.415
Otros gastos de personal	23.308.095
Compra de bienes y servicios	43.050.949
Bienes de consumo	7.945.554
Servicios no personales	35.105.395
Impuestos indirectos	3.281.304
Depreciación y amortización	1.387.380
TRANSFERENCIAS Y DONACIONES CORRIENTES	242.273.821
Al sector privado	242.273.821
Transferencias corrientes al sector privado	240.110.861
Directas a personas	239.564.661
Pensiones y otros beneficios asociados	2.222.020
Jubilaciones y otros beneficios asociados	16.140.147
Otras transferencias directas a personas	221.202.494
Otras transferencias corrientes internas al sector privado	29.800
Transferencias corrientes a Consejos Comunales	516.400
Donaciones corrientes al sector privado	2.162.960
Donaciones a personas	1.440.000
Donaciones a instituciones sin fines de lucro	722.960
GASTOS DE CAPITAL	**9.239.074**
INVERSIÓN REAL DIRECTA	9.239.074
Formación bruta de capital fijo	9.239.074
Maquinaria, equipos y otros bienes muebles	8.654.531
Bienes preexistentes	584.543
APLICACIONES FINANCIERAS	**16.227.682**
DISMINUCIÓN DE PASIVOS	16.227.682
Disminución de cuentas y efectos por pagar	16.227.682

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
Disminución de cuentas y efectos por pagar a corto plazo	7.523.825
Disminución de sueldos, salarios y otras remuneraciones por pagar	4.865.482
Disminución de aportes patronales y retenciones laborales por pagar	2.156.343
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	2.043.337
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	46.990
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	36.250
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	29.766
Disminución cuentas por pagar a proveedores a corto plazo	502.000
Disminución de otras cuentas y efectos por pagar	8.703.857
Disminución de otras cuentas por pagar a corto plazo	8.703.857
TOTAL GASTOS	**517.055.868**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2013
117291	Apoyo a las politicas de inclusión al sistema de educación universitaria orientado al desarrollo científico, tecnológico y la innovación.	Estudiante			124.721	99.473.604	178.699.368			278.172.972
117416	Promoción de los diferentes procesos de socialización de saberes orientados a la potenciación de la capacidades, habilidades y herramientas apropiadas por el Pueblo y la Nación nuestra America para el ejercicio de lo público y el fortalecimiento de las relaciones con los pueblos hermanos.	Persona			20.515	11.008.545				11.008.545
	TOTAL					110.482.149	178.699.368			289.181.517

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2013
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	9.640.737	147.584.013			157.224.750
02	Gestión administrativa	50.677.619	8.000.000			58.677.619
03	Previsión y protección social	500.000	18.671.982			19.171.982
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	800.000				800.000
	TOTAL	61.618.356	174.255.995			235.874.351

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**298**	**196**	**57**	**551**	**27.379.956**	**1.686.324**	**29.066.280**
Directivo	41	15	30	86	5.750.112	21.816	5.771.928
Profesional y Técnico	172	82	12	266	14.089.090	1.118.436	15.207.526
Personal Administrativo	70	56	15	141	5.488.146	479.820	5.967.966
Personal Médico		1		1	49.856		49.856
Obrero	15	42		57	2.002.752	66.252	2.069.004
Personal Contratado	**27**	**16**		**43**	**1.923.312**		**1.923.312**
Profesional y Técnico	27	16		43	1.923.312		1.923.312
TOTAL	**325**	**212**	**57**	**594**	**29.303.268**	**1.686.324**	**30.989.592**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**14**		**14**	**2.222.020**
Obreros	2		2	399.684
Empleados	12		12	1.822.336
Jubilados	**72**	**29**	**101**	**16.140.147**
Obreros	7	7	14	2.418.177
Empleados	65	22	87	13.721.970
TOTAL	**86**	**29**	**115**	**18.362.167**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	201.595.658
4.02	Materiales, suministros y mercancías	7.945.554
4.03	Servicios no personales	38.386.699
4.04	Activos reales	9.239.074
4.07	Transferencias y donaciones	242.273.821
4.08	Otros gastos	1.387.380
4.11	Disminución de pasivos	16.227.682
	TOTAL	**517.055.868**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**352.955.363**
INGRESOS CORRIENTES ORDINARIOS	352.955.363
TRANSFERENCIAS CORRIENTES	352.955.363
Transferencias corrientes del sector público	352.955.363
Transferencias corrientes internas recibidas del sector público	352.955.363
De la República	352.955.363
Recursos Ordinarios	352.955.363
1.2 GASTOS CORRIENTES	**491.589.112**
GASTOS DE CONSUMO	249.315.291
Remuneraciones	201.595.658
Sueldos, salarios y otras retribuciones	30.731.268
Beneficios y complementos de sueldos y salarios	42.220.232
Aportes patronales	7.114.458
Prestaciones sociales y otras indemnizaciones	11.675.190
Asistencia socioeconómica	86.546.415
Otros gastos de personal	23.308.095
Compra de bienes y servicios	43.050.949
Bienes de consumo	7.945.554
Servicios no personales	35.105.395
Impuestos indirectos	3.281.304
Depreciación y amortización	1.387.380
TRANSFERENCIAS Y DONACIONES CORRIENTES	242.273.821
Al sector privado	242.273.821
Transferencias corrientes al sector privado	240.110.861
Directas a personas	239.564.661
Pensiones y otros beneficios asociados	2.222.020
Jubilaciones y otros beneficios asociados	16.140.147
Otras transferencias directas a personas	221.202.494

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Otras transferencias corrientes internas al sector privado	29.800
Transferencias corrientes a Consejos Comunales	516.400
Donaciones corrientes al sector privado	2.162.960
Donaciones a personas	1.440.000
Donaciones a instituciones sin fines de lucro	722.960
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(138.633.749)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(137.246.369)**
RECURSOS PROPIOS DE CAPITAL	(137.246.369)
Ahorro/ Desahorro en cuenta corriente	(138.633.749)
Incremento de la depreciación y amortización acumuladas	1.387.380
2.2 GASTOS DE CAPITAL	**9.239.074**
INVERSIÓN REAL DIRECTA	9.239.074
Formación bruta de capital fijo	9.239.074
Maquinaria, equipos y otros bienes muebles	8.654.531
Bienes preexistentes	584.543
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(146.485.443)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**162.713.125**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	162.713.125
Disminución de otros activos financieros	162.713.125
Disminución de disponibilidades	162.713.125
Disminución de bancos	162.713.125
3.2 APLICACIONES FINANCIERAS	**162.713.125**
DISMINUCIÓN DE PASIVOS	16.227.682
Disminución de cuentas y efectos por pagar	16.227.682
Disminución de cuentas y efectos por pagar a corto plazo	7.523.825
Disminución de sueldos, salarios y otras remuneraciones por pagar	4.865.482
Disminución de aportes patronales y retenciones laborales por pagar	2.156.343

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	2.043.337
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	46.990
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	36.250
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	29.766
Disminución cuentas por pagar a proveedores a corto plazo	502.000
Disminución de otras cuentas y efectos por pagar	8.703.857
Disminución de otras cuentas por pagar a corto plazo	8.703.857
DÉFICIT FINANCIERO	146.485.443

A0334

Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)

FUNDACIÓN INSTITUTO DE INGENIERÍA PARA LA INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO (FIIDT)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto de Ingeniería centra sus actividades en las áreas de investigación aplicada, desarrollo tecnológico, asesorías, formación de talento humano, transferencia tecnológica, industria y el cumplimiento de las metas fijadas en el Plan Operativo Anual 2013, por lo que se tiene previsto ejecutar el siguiente proyecto:

- Conformación de un centro de desarrollo industrial en apoyo al aparato productivo nacional para generar soluciones tecnológicas en las áreas de salud, energía, ambiente y soporte a las comunidades.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**118.715.651**
INGRESOS CORRIENTES ORDINARIOS	118.715.651
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	7.200.000
Venta de otros bienes y servicios	7.200.000
TRANSFERENCIAS CORRIENTES	111.515.651
Transferencias corrientes del sector público	111.515.651
Transferencias corrientes internas recibidas del sector público	111.515.651
De la República	104.706.486
De los entes descentralizados sin fines empresariales	6.809.165
INGRESOS DE CAPITAL	**2.834.245**
RECURSOS PROPIOS DE CAPITAL	2.834.245
Incremento de la depreciación y amortización acumuladas	2.834.245
FUENTES DE FINANCIAMIENTO	**16.017.146**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	16.017.146
Disminución de otros activos financieros	16.017.146
Disminución de disponibilidades	16.017.146
Disminución de caja	16.017.146
TOTAL RECURSOS	**137.567.042**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**134.567.042**
GASTOS DE CONSUMO	129.716.252
Remuneraciones	105.959.580
Sueldos, salarios y otras retribuciones	23.308.762
Beneficios y complementos de sueldos y salarios	44.290.034
Aportes patronales	5.241.458
Prestaciones sociales y otras indemnizaciones	14.441.894
Asistencia socioeconómica	16.677.432
Otros gastos de personal	2.000.000
Compra de bienes y servicios	20.922.427
Bienes de consumo	3.233.568
Servicios no personales	17.688.859
Depreciación y amortización	2.834.245
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.850.790
Al sector privado	1.850.790
Transferencias corrientes al sector privado	1.850.790
Directas a personas	1.850.790
Pensiones y otros beneficios asociados	327.734
Jubilaciones y otros beneficios asociados	1.508.056
Otras transferencias directas a personas	15.000
Al sector público	3.000.000
Donaciones corrientes al sector público	3.000.000
A entes descentralizados con fines empresariales no petroleros	3.000.000
GASTOS DE CAPITAL	**3.000.000**
INVERSIÓN REAL DIRECTA	3.000.000
Formación bruta de capital fijo	3.000.000
Edificios e instalaciones	280.000
Maquinaria, equipos y otros bienes muebles	1.200.000
Bienes preexistentes	1.520.000
TOTAL GASTOS	**137.567.042**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117250	Conformación de un centro de desarrollo industrial en apoyo al aparato productivo nacional para generar soluciones tecnológicas en las áreas de salud, energía, ambiente y soporte a las comunidades.	Soluciones tecnológicas			16	20.517.148	69.448.317		6.809.165	96.774.630
	TOTAL					**20.517.148**	**69.448.317**		**6.809.165**	**96.774.630**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		33.107.377			33.107.377
02	Gestión administrativa	5.534.243	300.002			5.834.245
03	Previsión y protección social		1.850.790			1.850.790
	TOTAL	**5.534.243**	**35.258.169**			**40.792.412**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**145**	**225**		**370**	**18.461.065**		**18.461.065**
Alto Nivel y de Dirección	1	6		7	556.375		556.375
Personal Administrativo	39	52		91	7.427.290		7.427.290
Personal de Investigación	105	167		272	10.477.400		10.477.400
Personal Contratado	**7**	**8**		**15**	**3.045.791**		**3.045.791**
Profesional y Técnico	7	8		15	3.045.791		3.045.791
TOTAL	**152**	**233**		**385**	**21.506.856**		**21.506.856**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados		**1**	**1**	**327.734**
Empleados		1	1	327.734
Jubilados	**3**	**7**	**10**	**1.508.056**
Empleados	3	7	10	1.508.056
TOTAL	**3**	**8**	**11**	**1.835.790**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	105.959.580
4.02	Materiales, suministros y mercancías	3.233.568
4.03	Servicios no personales	17.688.859
4.04	Activos reales	3.000.000
4.07	Transferencias y donaciones	4.850.790
4.08	Otros gastos	2.834.245
	TOTAL	**137.567.042**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**118.715.651**
INGRESOS CORRIENTES ORDINARIOS	118.715.651
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	7.200.000
Venta de otros bienes y servicios	7.200.000
TRANSFERENCIAS CORRIENTES	111.515.651
Transferencias corrientes del sector público	111.515.651
Transferencias corrientes internas recibidas del sector público	111.515.651
De la República	104.706.486
Recursos Ordinarios	104.706.486
De los entes descentralizados sin fines empresariales	6.809.165
1.2 GASTOS CORRIENTES	**134.567.042**
GASTOS DE CONSUMO	129.716.252
Remuneraciones	105.959.580
Sueldos, salarios y otras retribuciones	23.308.762
Beneficios y complementos de sueldos y salarios	44.290.034
Aportes patronales	5.241.458
Prestaciones sociales y otras indemnizaciones	14.441.894
Asistencia socioeconómica	16.677.432
Otros gastos de personal	2.000.000
Compra de bienes y servicios	20.922.427
Bienes de consumo	3.233.568
Servicios no personales	17.688.859
Depreciación y amortización	2.834.245
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.850.790
Al sector privado	1.850.790
Transferencias corrientes al sector privado	1.850.790
Directas a personas	1.850.790
Pensiones y otros beneficios asociados	327.734
Jubilaciones y otros beneficios asociados	1.508.056
Otras transferencias directas a personas	15.000
Al sector público	3.000.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Donaciones corrientes al sector público	3.000.000
A entes descentralizados con fines empresariales no petroleros	3.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(15.851.391)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(13.017.146)**
RECURSOS PROPIOS DE CAPITAL	(13.017.146)
Ahorro/ Desahorro en cuenta corriente	(15.851.391)
Incremento de la depreciación y amortización acumuladas	2.834.245
2.2 GASTOS DE CAPITAL	**3.000.000**
INVERSIÓN REAL DIRECTA	3.000.000
Formación bruta de capital fijo	3.000.000
Edificios e instalaciones	280.000
Maquinaria, equipos y otros bienes muebles	1.200.000
Bienes preexistentes	1.520.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(16.017.146)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**16.017.146**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	16.017.146
Disminución de otros activos financieros	16.017.146
Disminución de disponibilidades	16.017.146
Disminución de caja	16.017.146
3.2 APLICACIONES FINANCIERAS	**16.017.146**
DÉFICIT FINANCIERO	16.017.146

A0338

Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)

FUNDACIÓN INSTITUTO ZULIANO DE INVESTIGACIONES TECNOLÓGICAS (INZIT-CICASI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI), adscrita actualmente al Ministerio del Poder Popular para Ciencia, Tecnología e Innovación, fue creada mediante Acta Constitutiva N° 15351 de fecha 08/03/1979, con la finalidad de promover, apoyar y consolidar el desarrollo científico en el estado Zulia, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios asignados a la fundación para el año 2013, se estiman en Bs. 23.903.169, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	9.000.000
– Aportes de Entes Descentralizados sin Fines Empresariales	Bs.	10.253.169
– Recursos Propios	Bs.	4.650.000
TOTAL	**Bs.**	**23.903.169**

- **POLÍTICA DE GASTOS**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Diecisiete Millones Cuatrocientos Cuarenta y Cuatro Mil Setecientos Cincuenta y Dos Bolívares (Bs. 17.444.752) y por Acciones Centralizadas, un monto de Seis Millones Cuatrocientos Cincuenta y Ocho Mil Cuatrocientos Diecisiete Bolívares (Bs. 6.458.417); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	11.139.780
– Materiales Suministros y Mercancías	Bs.	3.823.759
– Servicios No Personales	Bs.	5.089.248
– Activos Reales	Bs.	2.915.382
– Transferencias y Donaciones	Bs.	85.000
– Otros Gastos	Bs.	850.000
TOTAL	**Bs.**	**29.903.169**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución de los proyectos siguientes:

- Investigación y desarrollo tecnológico en energías alternativas renovables, para el fortalecimiento de las comunidades y el sector productivo nacional.
- Generación de tecnologías innovadoras de producción de insumos agroindustriales y el acompañamiento social a las comunidades.
- Investigación y aplicación de tecnologías e innovaciones orientadas hacia el fortalecimiento de la industria nacional con énfasis en la actividad petrólera.

- **RESULTADOS ECONOMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente: Ahorro	Bs.	1.365.382
– Cuenta Capital: Déficit	Bs.	700.000

- **CUENTA FINANCIERA:**

Como fuentes de financiamiento destaca la disminución de disponibilidades en bancos por un monto de Bs. 700.000, la cual se destinará a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**22.353.169**
INGRESOS CORRIENTES ORDINARIOS	22.353.169
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.100.000
Venta de otros bienes y servicios	3.100.000
TRANSFERENCIAS CORRIENTES	19.253.169
Transferencias corrientes del sector público	19.253.169
Transferencias corrientes internas recibidas del sector público	19.253.169
De la República	9.000.000
De los entes descentralizados sin fines empresariales	10.253.169
INGRESOS DE CAPITAL	**850.000**
RECURSOS PROPIOS DE CAPITAL	850.000
Incremento de la depreciación y amortización acumuladas	850.000
FUENTES DE FINANCIAMIENTO	**700.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	700.000
Disminución de otros activos financieros	700.000
Disminución de disponibilidades	700.000
Disminución de bancos	700.000
TOTAL RECURSOS	**23.903.169**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**20.987.787**
GASTOS DE CONSUMO	20.902.787
Remuneraciones	11.139.780
Sueldos, salarios y otras retribuciones	4.458.879
Beneficios y complementos de sueldos y salarios	2.855.278
Aportes patronales	448.974
Prestaciones sociales y otras indemnizaciones	460.883
Asistencia socioeconómica	2.712.196
Otros gastos de personal	203.570
Compra de bienes y servicios	8.913.007
Bienes de consumo	3.823.759
Servicios no personales	5.089.248
Depreciación y amortización	850.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	85.000
Al sector privado	85.000
Transferencias corrientes al sector privado	85.000
Directas a personas	85.000
Jubilaciones y otros beneficios asociados	85.000
GASTOS DE CAPITAL	**2.915.382**
INVERSIÓN REAL DIRECTA	2.915.382
Formación bruta de capital fijo	2.915.382
Maquinaria, equipos y otros bienes muebles	2.915.382
TOTAL GASTOS	**23.903.169**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117050	Investigación y desarrollo tecnológico en energías alternativas y renovables, para el fortalecimiento de las comunidades y el sector productivo nacional.	Tecnología			3		610.500		3.360.761	3.971.261
117054	Generación de tecnologías innovadoras de producción de insumos agroindustriales y el acompañamiento social a las comunidades.	Tecnología			3	700.000	1.105.091		2.782.881	4.587.972
117134	Investigación y aplicación de tecnologías e innovaciones orientadas hacia el fortalecimiento de la Industria nacional con énfasis en la actividad petrólera.	Tecnología			5	1.072.150	3.703.842		4.109.527	8.885.519
TOTAL						1.772.150	5.419.433		10.253.169	17.444.752

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		3.495.567			3.495.567
02	Gestión administrativa	2.877.850				2.877.850
03	Previsión y protección social		85.000			85.000
	TOTAL	**2.877.850**	**3.580.567**			**6.458.417**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**39**	**44**		**83**	**2.673.010**	**33.946**	**2.706.956**
Alto Nivel y de Dirección		1		1	168.099		168.099
Directivo	2	1		3	420.000		420.000
Profesional y Técnico	17	26		43	1.208.099		1.208.099
Personal Administrativo	12	10		22	426.812	33.946	460.758
Personal de Investigación	8	6		14	450.000		450.000
Personal Contratado	**6**	**4**		**10**	**1.730.869**		**1.730.869**
Profesional y Técnico	2	2		4	710.000		710.000
Personal Administrativo	4	2		6	1.020.869		1.020.869
TOTAL	**45**	**48**		**93**	**4.403.879**	**33.946**	**4.437.825**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados		**2**	**2**	**85.000**
Empleados		2	2	85.000
TOTAL		**2**	**2**	**85.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	11.139.780
4.02	Materiales, suministros y mercancías	3.823.759
4.03	Servicios no personales	5.089.248
4.04	Activos reales	2.915.382
4.07	Transferencias y donaciones	85.000
4.08	Otros gastos	850.000
	TOTAL	**23.903.169**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**22.353.169**
INGRESOS CORRIENTES ORDINARIOS	22.353.169
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.100.000
Venta de otros bienes y servicios	3.100.000
TRANSFERENCIAS CORRIENTES	19.253.169
Transferencias corrientes del sector público	19.253.169
Transferencias corrientes internas recibidas del sector público	19.253.169
De la República	9.000.000
Recursos Ordinarios	9.000.000
De los entes descentralizados sin fines empresariales	10.253.169
1.2 GASTOS CORRIENTES	**20.987.787**
GASTOS DE CONSUMO	20.902.787
Remuneraciones	11.139.780
Sueldos, salarios y otras retribuciones	4.458.879
Beneficios y complementos de sueldos y salarios	2.855.278
Aportes patronales	448.974
Prestaciones sociales y otras indemnizaciones	460.883
Asistencia socioeconómica	2.712.196
Otros gastos de personal	203.570
Compra de bienes y servicios	8.913.007
Bienes de consumo	3.823.759
Servicios no personales	5.089.248
Depreciación y amortización	850.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
TRANSFERENCIAS Y DONACIONES CORRIENTES	85.000
Al sector privado	85.000
Transferencias corrientes al sector privado	85.000
Directas a personas	85.000
Jubilaciones y otros beneficios asociados	85.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.365.382**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.215.382**
RECURSOS PROPIOS DE CAPITAL	2.215.382
Ahorro en cuenta corriente	1.365.382
Incremento de la depreciación y amortización acumuladas	850.000
2.2 GASTOS DE CAPITAL	**2.915.382**
INVERSIÓN REAL DIRECTA	2.915.382
Formación bruta de capital fijo	2.915.382
Maquinaria, equipos y otros bienes muebles	2.915.382
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(700.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**700.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	700.000
Disminución de otros activos financieros	700.000
Disminución de disponibilidades	700.000
Disminución de bancos	700.000
3.2 APLICACIONES FINANCIERAS	**700.000**
DÉFICIT FINANCIERO	700.000

A0355

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO ZULIA (FUNDACITE-ZULIA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia, adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Innovación, fue creada mediante Decreto Presidencial N° 471 de fecha 27 de diciembre de 1979, publicado en la Gaceta Oficial de la República de Venezuela N° 31.892 de fecha 28 de diciembre de 1979, reimpresa por error de copia, publicado en la Gaceta Oficial de la República de Venezuela N° 31.899 de fecha 9 de enero de 1980, con la finalidad de promover, apoyar y consolidar el desarrollo científico en este estado, que le permita transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios asignados a la Fundación para el año 2013, se estiman en Bs. 9.196.673, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	6.363.673
– Aportes de Entes Descentralizados sin Fines Empresariales	Bs.	2.145.700
– Recursos Propios	Bs.	687.300
TOTAL	**Bs.**	**9.196.673**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Tres Millones Novecientos Cincuenta y Cuatro Mil Ciento Veinte Bolívares (Bs. 3.954,120) y por Acciones Centralizadas, un monto de Dos Millones Cuatrocientos Nueve Mil Quinientos Cincuenta y Tres Bolívares (Bs. 2.409.553); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	6.024.649
– Materiales Suministros y Mercancías	Bs.	243.000
– Servicios No Personales	Bs.	1.051.000
– Transferencias y Donaciones	Bs.	1.190.724
– Otros Gastos	Bs.	687.300
TOTAL	**Bs.**	**9.196.673**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución del proyecto siguiente:

- Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el Desarrollo socio productivo del estado Zulia

- **RESULTADOS ECONOMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

- Cuenta Corriente: Ahorro Bs. 687.300
- Cuenta Capital: Equilibrio

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**8.509.373**
INGRESOS CORRIENTES ORDINARIOS	8.509.373
TRANSFERENCIAS CORRIENTES	8.509.373
Transferencias corrientes del sector público	8.509.373
Transferencias corrientes internas recibidas del sector público	8.509.373
De la República	6.363.673
De los entes descentralizados sin fines empresariales	2.145.700
INGRESOS DE CAPITAL	**687.300**
RECURSOS PROPIOS DE CAPITAL	687.300
Incremento de la depreciación y amortización acumuladas	687.300
TOTAL RECURSOS	**9.196.673**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**9.196.673**
GASTOS DE CONSUMO	8.005.949
Remuneraciones	6.024.649
Sueldos, salarios y otras retribuciones	1.422.303
Beneficios y complementos de sueldos y salarios	515.299
Aportes patronales	210.022
Prestaciones sociales y otras indemnizaciones	549.828
Asistencia socioeconómica	1.716.644
Otros gastos de personal	1.610.553
Compra de bienes y servicios	1.294.000
Bienes de consumo	243.000
Servicios no personales	1.051.000
Depreciación y amortización	687.300
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.190.724
Al sector privado	1.190.724
Transferencias corrientes al sector privado	1.190.724
Directas a personas	339.024
Jubilaciones y otros beneficios asociados	339.024
Otras transferencias corrientes internas al sector privado	851.700
TOTAL GASTOS	**9.196.673**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116836	Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Zulia	Actividad en CTI			520		3.954.120		1.393.600	5.347.720
TOTAL							3.954.120		1.393.600	5.347.720

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		2.070.529			2.070.529
02	Gestión administrativa	687.300			752.100	1.439.400
03	Previsión y protección social		339.024			339.024
	TOTAL	687.300	2.409.553		752.100	3.848.953

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**22**	**20**		**42**	**1.337.727**		**1.337.727**
Directivo		2		2	148.452		148.452
Profesional y Técnico	14	15		29	915.694		915.694
Personal Administrativo	8	3		11	273.581		273.581
Personal Contratado	**1**			**1**	**84.576**		**84.576**
Profesional y Técnico	1			1	84.576		84.576
TOTAL	**23**	**20**		**43**	**1.422.303**		**1.422.303**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**4**	**1**	**5**	**339.024**
Empleados	4	1	5	339.024
TOTAL	**4**	**1**	**5**	**339.024**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	6.024.649
4.02	Materiales, suministros y mercancías	243.000
4.03	Servicios no personales	1.051.000
4.07	Transferencias y donaciones	1.190.724
4.08	Otros gastos	687.300
	TOTAL	**9.196.673**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**8.509.373**
INGRESOS CORRIENTES ORDINARIOS	8.509.373
TRANSFERENCIAS CORRIENTES	8.509.373
Transferencias corrientes del sector público	8.509.373
Transferencias corrientes internas recibidas del sector público	8.509.373
De la República	6.363.673
Recursos Ordinarios	6.363.673
De los entes descentralizados sin fines empresariales	2.145.700
1.2 GASTOS CORRIENTES	**9.196.673**
GASTOS DE CONSUMO	8.005.949
Remuneraciones	6.024.649
Sueldos, salarios y otras retribuciones	1.422.303
Beneficios y complementos de sueldos y salarios	515.299
Aportes patronales	210.022
Prestaciones sociales y otras indemnizaciones	549.828
Asistencia socioeconómica	1.716.644
Otros gastos de personal	1.610.553
Compra de bienes y servicios	1.294.000
Bienes de consumo	243.000
Servicios no personales	1.051.000
Depreciación y amortización	687.300
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.190.724
Al sector privado	1.190.724
Transferencias corrientes al sector privado	1.190.724
Directas a personas	339.024
Jubilaciones y otros beneficios asociados	339.024
Otras transferencias corrientes internas al sector privado	851.700
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(687.300)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**0**
Desahorro en cuenta corriente	(687.300)
Incremento de la depreciación y amortización acumuladas	687.300
2.2 GASTOS DE CAPITAL	**0**
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0363

Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)

FUNDACIÓN VENEZOLANA DE INVESTIGACIONES SISMOLÓGICAS (FUNVISIS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS), tiene como función primordial elevar el nivel de preparación de las comunidades, de las instituciones para minimizar los niveles de vulnerabilidad ante eventos sísmicos.

Para lograr su objetivo FUNVISIS, realiza permanentemente actividades científicas y tecnológicas como son, el mantenimiento de las redes sismológicas y acelerográficas, que proporcionan información permanente sobre la ocurrencia de eventos sísmicos en el país; la realización de estudios e investigaciones sismológicas, destinados a atender la demanda de seguridad de la población ante la amenaza sísmica en el territorio nacional; y la formación de personal especializado en la caracterización de las fuentes sísmicas en el país y en la determinación de áreas susceptibles de riesgo sísmico.

La Fundación, continuará desarrollando una campaña constante de información, divulgación y prevención, a través de la realización de talleres a grupos institucionales en el aula sísmica y a comunidades en el ámbito nacional, preparándolos para actuar adecuadamente ante situaciones de emergencia de origen sísmico.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**71.443.211**
INGRESOS CORRIENTES ORDINARIOS	71.443.211
TRANSFERENCIAS CORRIENTES	71.443.211
Transferencias corrientes del sector público	71.443.211
Transferencias corrientes internas recibidas del sector público	71.443.211
De la República	25.000.000
De los entes descentralizados sin fines empresariales	46.443.211
INGRESOS DE CAPITAL	**972.300**
RECURSOS PROPIOS DE CAPITAL	972.300
Incremento de la depreciación y amortización acumuladas	972.300
FUENTES DE FINANCIAMIENTO	**9.784.359**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	9.784.359
Disminución de otros activos financieros	9.784.359
Disminución de disponibilidades	9.784.359
Disminución de bancos	9.784.359
TOTAL RECURSOS	**82.199.870**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**65.890.211**
GASTOS DE CONSUMO	63.322.377
Remuneraciones	31.917.208
Sueldos, salarios y otras retribuciones	13.608.519
Beneficios y complementos de sueldos y salarios	11.921.936
Aportes patronales	815.536
Prestaciones sociales y otras indemnizaciones	1.542.702
Asistencia socioeconómica	4.028.515
Compra de bienes y servicios	26.430.541
Bienes de consumo	1.879.105
Servicios no personales	24.551.436
Impuestos indirectos	4.002.328
Depreciación y amortización	972.300
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.567.834
Al sector privado	1.149.358
Transferencias corrientes al sector privado	1.149.358
Directas a personas	1.149.358
Jubilaciones y otros beneficios asociados	882.500
Otras transferencias directas a personas	266.858
Al sector público	1.418.476
Transferencias corrientes al sector público	1.418.476
A los entes descentralizados sin fines empresariales para sus gastos	1.418.476
GASTOS DE CAPITAL	**16.309.659**
INVERSIÓN REAL DIRECTA	16.309.659
Formación bruta de capital fijo	16.309.659
Maquinaria, equipos y otros bienes muebles	16.309.659
TOTAL GASTOS	**82.199.870**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117237	Creación del Servicio de Geotécnia y Geomática para el Desarrollo de Vivienda y Hábitat (Fase II)	Instrumento			197	2.387.034	1.389.180		5.041.715	8.817.929
117240	Prevención y Mitigación de Riesgo Ante Eventos Adversos (Fase IV)	Red			3.462	7.397.325	14.212.501		41.401.496	63.011.322
TOTAL						**9.784.359**	**15.601.681**		**46.443.211**	**71.829.251**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		7.193.399			7.193.399
02	Gestión administrativa	972.300	1.322.420			2.294.720
03	Previsión y protección social		882.500			882.500
TOTAL		**972.300**	**9.398.319**			**10.370.619**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**70**	**91**		**161**	**5.027.464**	**2.513.760**	**7.541.224**
Alto Nivel y de Dirección	2	4		6	350.456	175.264	525.720
Profesional y Técnico	27	32		59	1.879.880	939.940	2.819.820
Personal Administrativo	21	17		38	700.417	350.209	1.050.626
Personal de Investigación	20	38		58	2.096.711	1.048.347	3.145.058
Personal Contratado		**80**		**80**	**6.775.257**		**6.775.257**
Profesional y Técnico		52		52	4.033.397		4.033.397
Personal Administrativo		8		8	408.000		408.000
Personal de Investigación		15		15	2.296.000		2.296.000
Obrero		5		5	37.860		37.860
TOTAL	**70**	**171**		**241**	**11.802.721**	**2.513.760**	**14.316.481**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**2**	**5**	**7**	**882.500**
Alto Nivel y de Dirección		2	2	339.409
Empleados	2	3	5	543.091
TOTAL	**2**	**5**	**7**	**882.500**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	31.917.208
4.02	Materiales, suministros y mercancías	1.879.105
4.03	Servicios no personales	28.553.764
4.04	Activos reales	16.309.659
4.07	Transferencias y donaciones	2.567.834
4.08	Otros gastos	972.300
	TOTAL	**82.199.870**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**71.443.211**
INGRESOS CORRIENTES ORDINARIOS	71.443.211
TRANSFERENCIAS CORRIENTES	71.443.211
Transferencias corrientes del sector público	71.443.211
Transferencias corrientes internas recibidas del sector público	71.443.211
De la República	25.000.000
Recursos Ordinarios	25.000.000
De los entes descentralizados sin fines empresariales	46.443.211
1.2 GASTOS CORRIENTES	**65.890.211**
GASTOS DE CONSUMO	63.322.377
Remuneraciones	31.917.208
Sueldos, salarios y otras retribuciones	13.608.519
Beneficios y complementos de sueldos y salarios	11.921.936
Aportes patronales	815.536
Prestaciones sociales y otras indemnizaciones	1.542.702
Asistencia socioeconómica	4.028.515
Compra de bienes y servicios	26.430.541
Bienes de consumo	1.879.105
Servicios no personales	24.551.436
Impuestos indirectos	4.002.328
Depreciación y amortización	972.300
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.567.834
Al sector privado	1.149.358
Transferencias corrientes al sector privado	1.149.358
Directas a personas	1.149.358
Jubilaciones y otros beneficios asociados	882.500
Otras transferencias directas a personas	266.858
Al sector público	1.418.476
Transferencias corrientes al sector público	1.418.476
A los entes descentralizados sin fines empresariales para sus gastos	1.418.476
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**5.553.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**6.525.300**
RECURSOS PROPIOS DE CAPITAL	6.525.300
Ahorro/ Desahorro en cuenta corriente	5.553.000
Incremento de la depreciación y amortización acumuladas	972.300
2.2 GASTOS DE CAPITAL	**16.309.659**
INVERSIÓN REAL DIRECTA	16.309.659
Formación bruta de capital fijo	16.309.659
Maquinaria, equipos y otros bienes muebles	16.309.659
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(9.784.359)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**9.784.359**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	9.784.359
Disminución de otros activos financieros	9.784.359
Disminución de disponibilidades	9.784.359
Disminución de bancos	9.784.359
3.2 APLICACIONES FINANCIERAS	**9.784.359**
DÉFICIT FINANCIERO	9.784.359

A0382

Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)

FUNDACIÓN CENTRO DE INVESTIGACIONES DE ASTRONOMÍA FRANCISCO DUARTE (CIDA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Su misión consiste en contribuir con el desarrollo de la astronomía, las ciencias del espacio y afines, a través de la producción, promoción, transferencia, difusión de las observaciones, investigación, desarrollo y estudios teóricos y experimentales, además de la formación de recursos humanos de alto nivel, con un claro sentido de pertinencia social que contribuyan con el desarrollo endógeno sustentable y la independencia tecnológica del país para coadyuvar con el fortalecimiento de una sociedad justa, equitativa, democrática, participativa y protagónica.

- Realizar, promover y difundir investigaciones en el campo de la astronomía.
- Propiciar la enseñanza de la astronomía en los diversos centros educacionales del país.
- Estimular el intercambio técnico y científico entre instituciones similares nacionales o extranjeras.
- Contribuir con al perfeccionamiento profesional de los astrónomos del país.

Su visión es mantener el liderazgo de investigación astronómica en nuestro país y ser el principal instituto de investigación de Ciencias Astronómicas en América Latina, reconocido por la calidad en el desarrollo de investigadores, científicos y estudiantes que contribuyan a través de sus conocimientos al fortalecimiento de otras ciencias y a la difusión de los mismos a la sociedad, utilizando tecnología de punta e interactuando con otros centros de investigación a nivel mundial, para lograr el liderazgo y cumplir con su misión, se estima la ejecución de los siguientes proyectos, en el ejercicio fiscal 2013:

- Difusión y promoción del conocimiento científico-técnico, utilizando la Astronomía como herramienta divulgativa para el empoderamiento general del saber, a fin de fortalecer la capacidad tecnológica y científica del Observatorio Astronómico Nacional (OAN) de Llano del Hato.
- Fortalecimiento de la capacidad tecnológica y científica del Observatorio Astronómico Nacional (OAN) de Llano del Hato.
- Escalamiento de prototipos desarrollados en la Fábrica de Instrumentos y partes Ópticas (FIPO) de la Fundación Centro de Investigaciones de Astronomía "Francisco J. Duarte" (CIDA), para promover la cooperación científico técnica con instituciones nacionales o extranjeras, que permitan la generación de nuevos conocimientos en el área, la transferencia de tecnología que contribuyan con nuestra independencia tecnológica y el desarrollo científico nacional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**22.007.779**
INGRESOS CORRIENTES ORDINARIOS	22.007.779
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	135.000
Venta de otros bienes y servicios	135.000
TRANSFERENCIAS CORRIENTES	21.872.779
Transferencias corrientes del sector público	21.872.779
Transferencias corrientes internas recibidas del sector público	21.872.779
De la República	21.872.779
INGRESOS DE CAPITAL	**2.500.000**
RECURSOS PROPIOS DE CAPITAL	2.500.000
Incremento de la depreciación y amortización acumuladas	2.500.000
FUENTES DE FINANCIAMIENTO	**250.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	250.000
Disminución de otros activos financieros	250.000
Disminución de disponibilidades	250.000
Disminución de caja	250.000
TOTAL RECURSOS	**24.757.779**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**24.707.779**
GASTOS DE CONSUMO	23.897.779
Remuneraciones	18.927.779
Sueldos, salarios y otras retribuciones	7.664.673
Beneficios y complementos de sueldos y salarios	6.377.502
Aportes patronales	713.487
Prestaciones sociales y otras indemnizaciones	1.961.771
Asistencia socioeconómica	2.180.346
Otros gastos de personal	30.000
Compra de bienes y servicios	2.470.000
Bienes de consumo	840.000
Servicios no personales	1.630.000
Depreciación y amortización	2.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	810.000
Al sector privado	790.000
Transferencias corrientes al sector privado	745.000
Directas a personas	745.000
Pensiones y otros beneficios asociados	158.190
Jubilaciones y otros beneficios asociados	558.810
Otras transferencias directas a personas	28.000
Donaciones corrientes al sector privado	45.000
Donaciones a personas	25.000
Donaciones a instituciones sin fines de lucro	20.000
Al sector externo	20.000
Transferencias corrientes al exterior	20.000
A organismos internacionales	20.000
GASTOS DE CAPITAL	**50.000**
INVERSIÓN REAL DIRECTA	50.000
Formación bruta de capital fijo	50.000
Maquinaria, equipos y otros bienes muebles	50.000
TOTAL GASTOS	**24.757.779**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117075	Fortalecimiento de programas de divulgación científico - técnico a nivel nacional para estimular a los niños, niñas y jóvenes a la investigación	Evento Organizado			115		5.494.318			5.494.318
117119	Modernización tecnológica y científica del Observatorio Nacional de Llano del Hato	Soluciones tecnológicas			2		10.027.036			10.027.036
117147	Consolidación de la Fábrica de Instrumentos y partes ópticas como un centro piloto de Investigación e Innovación en tecnologías ópticas con producción a mediana escala	Producto			10		267.000			267.000
	TOTAL						**15.788.354**			**15.788.354**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		4.553.402			4.553.402
02	Gestión administrativa	2.885.000	809.023			3.694.023
03	Previsión y protección social		722.000			722.000
	TOTAL	**2.885.000**	**6.084.425**			**8.969.425**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**49**	**79**		**128**	**3.810.766**		**3.810.766**
Alto Nivel y de Dirección		1		1	28.000		28.000
Directivo	3	3		6	252.000		252.000
Profesional y Técnico	20	43		63	1.949.916		1.949.916
Personal Administrativo	9	6		15	380.280		380.280
Personal de Investigación	4	8		12	420.000		420.000
Obrero	13	18		31	780.570		780.570
Personal Contratado	**2**	**4**		**6**	**170.000**		**170.000**
Profesional y Técnico	1	2		3	100.000		100.000
Personal Administrativo	1	1		2	50.000		50.000
Obrero		1		1	20.000		20.000
TOTAL	**51**	**83**		**134**	**3.980.766**		**3.980.766**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**2**		**2**	**158.190**
Obreros	1		1	66.057
Empleados	1		1	92.133
Jubilados	**4**	**3**	**7**	**558.810**
Obreros		1	1	77.412
Empleados	4	2	6	481.398
TOTAL	**6**	**3**	**9**	**717.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	18.927.779
4.02	Materiales, suministros y mercancías	840.000
4.03	Servicios no personales	1.630.000
4.04	Activos reales	50.000
4.07	Transferencias y donaciones	810.000
4.08	Otros gastos	2.500.000
	TOTAL	**24.757.779**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**22.007.779**
INGRESOS CORRIENTES ORDINARIOS	22.007.779
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	135.000
Venta de otros bienes y servicios	135.000
TRANSFERENCIAS CORRIENTES	21.872.779
Transferencias corrientes del sector público	21.872.779
Transferencias corrientes internas recibidas del sector público	21.872.779
De la República	21.872.779
Recursos Ordinarios	21.872.779
1.2 GASTOS CORRIENTES	**24.707.779**
GASTOS DE CONSUMO	23.897.779
Remuneraciones	18.927.779
Sueldos, salarios y otras retribuciones	7.664.673
Beneficios y complementos de sueldos y salarios	6.377.502
Aportes patronales	713.487
Prestaciones sociales y otras indemnizaciones	1.961.771
Asistencia socioeconómica	2.180.346
Otros gastos de personal	30.000
Compra de bienes y servicios	2.470.000
Bienes de consumo	840.000
Servicios no personales	1.630.000
Depreciación y amortización	2.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	810.000
Al sector privado	790.000
Transferencias corrientes al sector privado	745.000
Directas a personas	745.000
Pensiones y otros beneficios asociados	158.190
Jubilaciones y otros beneficios asociados	558.810
Otras transferencias directas a personas	28.000
Donaciones corrientes al sector privado	45.000
Donaciones a personas	25.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Donaciones a instituciones sin fines de lucro	20.000
Al sector externo	20.000
Transferencias corrientes al exterior	20.000
A organismos internacionales	20.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(2.700.000)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(200.000)**
RECURSOS PROPIOS DE CAPITAL	(200.000)
Ahorro/ Desahorro en cuenta corriente	(2.700.000)
Incremento de la depreciación y amortización acumuladas	2.500.000
2.2 GASTOS DE CAPITAL	**50.000**
INVERSIÓN REAL DIRECTA	50.000
Formación bruta de capital fijo	50.000
Maquinaria, equipos y otros bienes muebles	50.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(250.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**250.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	250.000
Disminución de otros activos financieros	250.000
Disminución de disponibilidades	250.000
Disminución de caja	250.000
3.2 APLICACIONES FINANCIERAS	**250.000**
DÉFICIT FINANCIERO	250.000

A0405

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO LARA (FUNDACITE-LARA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (FUNDACITE – LARA), actualmente adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Innovación, fue creada mediante Decreto Presidencial N° 1307, del 27 de noviembre de 1981, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 32.363, de fecha de noviembre de 1981, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, que le permita transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación.

Dentro de este marco, la Fundacite continuará orientando y fortaleciendo las políticas nacionales emanadas del Ejecutivo Nacional en materia de ciencia, tecnología e innovación con base en el ejercicio pleno de la Soberanía Nacional, la Democracia Participativa y Protagónica, la Justicia e Igualdad Social, el Respeto al Ambiente y la Diversidad Cultural, mediante la aplicación de conocimientos populares y académicos dirigidos a la solución de problemas concretos de la sociedad. En consecuencia, seguirá avanzando en la consolidación del nuevo modelo de gestión, expresado en los lineamientos de la política del Plan de Desarrollo Económico y Social de la Nación Simón Bolívar, Primer Plan Socialista (PPS) 2007 – 2013.

- **POLÍTICA DE FINANCIAMENTO:**

Los recursos presupuestarios asignados a esta Fundación para el año 2013, se estiman en Bs. 9.919.690, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	7.179.689
– Otras Fuentes	Bs.	400.000
– Recursos propios	Bs.	2.340.001
Total	**Bs.**	**9.919.690**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Cuatro Millones Doscientos Noventa y Nueve Mil Cuatrocientos Noventa y Cuatro Bolívares (Bs. 4.299.494) y por Acciones Centralizadas, un monto de Cinco Millones Seiscientos Veinte Mil Ciento Noventa y Seis Bolívares (Bs. 5.620.196); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	5.527.650
– Materiales, Suministros y Mercancías	Bs.	318.900
– Servicios No Personales	Bs.	1.416.762
– Activos Reales	Bs.	1.060.000
– Transferencias y Donaciones	Bs.	1.256.377
– Otros Gastos	Bs.	240.000
– Disminución de Pasivos	Bs.	100.001
Total	**Bs.**	**9.919.690**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación para el año 2013, se orientarán a la ejecución del siguiente proyecto:

  - Consolidación del Sistema Nacional de Ciencia, Tecnología, Innovación para el desarrollo socio productivo del Estado Lara.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	1.180.000
– Cuenta Capital:	Déficit	Bs.	2.000.000

- **CUENTA FINANCIERA:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 2.100.001, la cual se destinará a financiar el déficit que registrará la cuenta capital por Bs. 2.000.000 y cubrir la disminución de cuentas y efectos por pagar al IVSS por Bs. 100.001.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**7.579.689**
INGRESOS CORRIENTES ORDINARIOS	7.579.689
TRANSFERENCIAS CORRIENTES	7.579.689
Transferencias corrientes del sector público	7.579.689
Transferencias corrientes internas recibidas del sector público	7.579.689
De la República	7.179.689
Del Poder Estadal	400.000
INGRESOS DE CAPITAL	**240.000**
RECURSOS PROPIOS DE CAPITAL	240.000
Incremento de la depreciación y amortización acumuladas	240.000
FUENTES DE FINANCIAMIENTO	**2.100.001**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.100.001
Disminución de otros activos financieros	2.100.001
Disminución de disponibilidades	2.100.001
Disminución de bancos	2.100.001
TOTAL RECURSOS	**9.919.690**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**8.759.689**
GASTOS DE CONSUMO	7.503.312
Remuneraciones	5.527.650
Sueldos, salarios y otras retribuciones	1.449.376
Beneficios y complementos de sueldos y salarios	1.672.642
Aportes patronales	183.330
Prestaciones sociales y otras indemnizaciones	448.100
Asistencia socioeconómica	1.774.202
Compra de bienes y servicios	1.735.662
Bienes de consumo	318.900
Servicios no personales	1.416.762
Depreciación y amortización	240.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.256.377
Al sector privado	1.256.377
Transferencias corrientes al sector privado	1.256.377
Directas a personas	256.377
Jubilaciones y otros beneficios asociados	256.377
Otras transferencias corrientes internas al sector privado	1.000.000
GASTOS DE CAPITAL	**1.060.000**
INVERSIÓN REAL DIRECTA	1.060.000
Formación bruta de capital fijo	1.060.000
Maquinaria, equipos y otros bienes muebles	1.060.000
APLICACIONES FINANCIERAS	**100.001**
DISMINUCIÓN DE PASIVOS	100.001
Disminución de cuentas y efectos por pagar	100.001
Disminución de cuentas y efectos por pagar a corto plazo	100.001
Disminución de aportes patronales y retenciones laborales por pagar	100.001
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	100.001
TOTAL GASTOS	**9.919.690**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116744	Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo Socio Productivo del estado Lara.	Actividad en CTI			120	1.000.000	2.899.494		400.000	4.299.494
TOTAL						1.000.000	2.899.494		400.000	4.299.494

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		2.628.156			2.628.156
02	Gestión administrativa	1.340.001	1.395.662			2.735.663
03	Previsión y protección social		256.377			256.377
TOTAL		1.340.001	4.280.195			5.620.196

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**25**	**20**		**45**	**957.290**		**957.290**
Alto Nivel y de Dirección	4	3		7	213.359		213.359
Profesional y Técnico	11	11		22	438.067		438.067
Personal Administrativo	9	3		12	240.344		240.344
Obrero	1	3		4	65.520		65.520
Personal Contratado	**4**	**4**		**8**	**191.651**		**191.651**
Profesional y Técnico	2	2		4	100.000		100.000
Personal Administrativo	2	2		4	91.651		91.651
TOTAL	**29**	**24**		**53**	**1.148.941**		**1.148.941**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**4**		**4**	**256.377**
Empleados	4		4	256.377
TOTAL	**4**		**4**	**256.377**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	5.527.650
4.02	Materiales, suministros y mercancías	318.900
4.03	Servicios no personales	1.416.762
4.04	Activos reales	1.060.000
4.07	Transferencias y donaciones	1.256.377
4.08	Otros gastos	240.000
4.11	Disminución de pasivos	100.001
	TOTAL	**9.919.690**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**7.579.689**
INGRESOS CORRIENTES ORDINARIOS	7.579.689
TRANSFERENCIAS CORRIENTES	7.579.689
Transferencias corrientes del sector público	7.579.689
Transferencias corrientes internas recibidas del sector público	7.579.689
De la República	7.179.689
Recursos Ordinarios	7.179.689
Del Poder Estadal	400.000
1.2 GASTOS CORRIENTES	**8.759.689**
GASTOS DE CONSUMO	7.503.312
Remuneraciones	5.527.650
Sueldos, salarios y otras retribuciones	1.449.376
Beneficios y complementos de sueldos y salarios	1.672.642
Aportes patronales	183.330
Prestaciones sociales y otras indemnizaciones	448.100
Asistencia socioeconómica	1.774.202
Compra de bienes y servicios	1.735.662
Bienes de consumo	318.900
Servicios no personales	1.416.762
Depreciación y amortización	240.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.256.377
Al sector privado	1.256.377
Transferencias corrientes al sector privado	1.256.377
Directas a personas	256.377
Jubilaciones y otros beneficios asociados	256.377
Otras transferencias corrientes internas al sector privado	1.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.180.000)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(940.000)**
RECURSOS PROPIOS DE CAPITAL	(940.000)
Ahorro/ Desahorro en cuenta corriente	(1.180.000)
Incremento de la depreciación y amortización acumuladas	240.000
2.2 GASTOS DE CAPITAL	**1.060.000**
INVERSIÓN REAL DIRECTA	1.060.000
Formación bruta de capital fijo	1.060.000
Maquinaria, equipos y otros bienes muebles	1.060.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.000.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.100.001**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.100.001
Disminución de otros activos financieros	2.100.001
Disminución de disponibilidades	2.100.001
Disminución de bancos	2.100.001
3.2 APLICACIONES FINANCIERAS	**2.100.001**
DISMINUCIÓN DE PASIVOS	100.001
Disminución de cuentas y efectos por pagar	100.001
Disminución de cuentas y efectos por pagar a corto plazo	100.001
Disminución de aportes patronales y retenciones laborales por pagar	100.001
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	100.001
DÉFICIT FINANCIERO	2.000.000

A0429

Fundación Centro Nacional de Tecnología Química (CNTQ)

FUNDACIÓN CENTRO NACIONAL DE TECNOLOGÍA QUÍMICA (CNTQ)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Su misión es promover el desarrollo tecnológico de la industria de procesos, mediante el fomento y generación de conocimientos, bienes y servicios, en forma directa o mediante proyectos, en conjunto con las universidades, centros de investigación, empresas públicas y privadas, para contribuir al desarrollo sustentable a la soberanía tecnológica del país.

Su visión tiene como objetivo procurar ser el centro de referencia nacional e internacional, en la utilización de capacidades de investigación, desarrollo e innovación en las industrias de procesos, universidades y centros de investigación, que aporten mayor autonomía tecnológica y promuevan el desarrollo sustentable del país.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**29.345.072**
INGRESOS CORRIENTES ORDINARIOS	29.345.072
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	9.162.929
Venta de otros bienes y servicios	9.162.929
TRANSFERENCIAS CORRIENTES	20.182.143
Transferencias corrientes del sector público	20.182.143
Transferencias corrientes internas recibidas del sector público	20.182.143
De la República	10.000.000
De los entes descentralizados sin fines empresariales	10.182.143
INGRESOS DE CAPITAL	**800.000**
RECURSOS PROPIOS DE CAPITAL	800.000
Incremento de la depreciación y amortización acumuladas	800.000
FUENTES DE FINANCIAMIENTO	**230.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	230.000
Disminución de otros activos financieros	230.000
Disminución de disponibilidades	230.000
Disminución de bancos	230.000
TOTAL RECURSOS	**30.375.072**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**26.290.234**
GASTOS DE CONSUMO	25.995.471
Remuneraciones	18.017.550
Sueldos, salarios y otras retribuciones	6.863.332
Beneficios y complementos de sueldos y salarios	5.363.036
Aportes patronales	896.857
Prestaciones sociales y otras indemnizaciones	1.984.950
Asistencia socioeconómica	2.909.375
Compra de bienes y servicios	7.177.921
Bienes de consumo	445.933
Servicios no personales	6.731.988
Depreciación y amortización	800.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	294.763
Al sector privado	294.763
Transferencias corrientes al sector privado	294.763
Directas a personas	294.763
Jubilaciones y otros beneficios asociados	265.415
Otras transferencias directas a personas	29.348
GASTOS DE CAPITAL	**4.084.838**
INVERSIÓN REAL DIRECTA	4.084.838
Formación bruta de capital fijo	4.084.838
Maquinaria, equipos y otros bienes muebles	4.084.838
TOTAL GASTOS	**30.375.072**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117061	Impulso del sector productivo y reducción de la dependencia tecnológica mediante la manufactura y valorización de insumos nacionales	Proyecto			9	1.655.526	2.100.000		3.237.155	6.992.681
117062	Formulación y acompañamiento de Proyectos de Investigación, Desarrollo e Innovación (I+D+i) en materia de energía y medio ambiente	Proyecto			5	1.094.440	2.300.000		6.944.988	10.339.428
117066	Gestión de la Calidad en Empresas Socialistas, PYMES, RSIP y Productores Artesanales	Empresa			11	2.457.991	2.000.000			4.457.991
	TOTAL					5.207.957	6.400.000		10.182.143	21.790.100

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	2.967.190	3.000.000			5.967.190
02	Gestión administrativa	1.823.019	500.000			2.323.019
03	Previsión y protección social	194.763	100.000			294.763
	TOTAL	4.984.972	3.600.000			8.584.972

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**39**	**17**		**56**	**3.259.286**	**1.629.642**	**4.888.928**
Altos Funcionarios y de Elección Popular	1	1		2	303.600	151.800	455.400
Profesional y Técnico	37	16		53	2.918.840	1.459.419	4.378.259
Obrero	1			1	36.846	18.423	55.269
Personal Contratado	**10**	**10**		**20**	**1.587.709**		**1.587.709**
Profesional y Técnico	10	10		20	1.587.709		1.587.709
TOTAL	49	27		76	4.846.995	1.629.642	6.476.637

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados		**1**	**1**	**265.415**
Empleados		1	1	265.415
TOTAL		1	1	265.415

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	18.017.550
4.02	Materiales, suministros y mercancías	445.933
4.03	Servicios no personales	6.731.988
4.04	Activos reales	4.084.838
4.07	Transferencias y donaciones	294.763
4.08	Otros gastos	800.000
	TOTAL	**30.375.072**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**29.345.072**
INGRESOS CORRIENTES ORDINARIOS	29.345.072
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	9.162.929
Venta de otros bienes y servicios	9.162.929
TRANSFERENCIAS CORRIENTES	20.182.143
Transferencias corrientes del sector público	20.182.143
Transferencias corrientes internas recibidas del sector público	20.182.143
De la República	10.000.000
Recursos Ordinarios	10.000.000
De los entes descentralizados sin fines empresariales	10.182.143
1.2 GASTOS CORRIENTES	**26.290.234**
GASTOS DE CONSUMO	25.995.471
Remuneraciones	18.017.550
Sueldos, salarios y otras retribuciones	6.863.332
Beneficios y complementos de sueldos y salarios	5.363.036
Aportes patronales	896.857
Prestaciones sociales y otras indemnizaciones	1.984.950
Asistencia socioeconómica	2.909.375
Compra de bienes y servicios	7.177.921
Bienes de consumo	445.933
Servicios no personales	6.731.988
Depreciación y amortización	800.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	294.763
Al sector privado	294.763
Transferencias corrientes al sector privado	294.763
Directas a personas	294.763
Jubilaciones y otros beneficios asociados	265.415
Otras transferencias directas a personas	29.348
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.054.838**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.854.838**
RECURSOS PROPIOS DE CAPITAL	3.854.838
Ahorro/ Desahorro en cuenta corriente	3.054.838
Incremento de la depreciación y amortización acumuladas	800.000
2.2 GASTOS DE CAPITAL	**4.084.838**
INVERSIÓN REAL DIRECTA	4.084.838
Formación bruta de capital fijo	4.084.838
Maquinaria, equipos y otros bienes muebles	4.084.838
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(230.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**230.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	230.000
Disminución de otros activos financieros	230.000
Disminución de disponibilidades	230.000
Disminución de bancos	230.000
3.2 APLICACIONES FINANCIERAS	**230.000**
DÉFICIT FINANCIERO	230.000

A0430

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO AMAZONAS (FUNDACITE-AMAZONAS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Amazonas (FUNDACITE - Amazonas), actualmente adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Innovación, fue creada mediante el Decreto Presidencial No 1.761 de fecha 01 de agosto de 1991, publicado en la Gaceta Oficial de la República de Venezuela No 34.769 de fecha 05 de agosto de 1991, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico del Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación.

- **POLÍTICA DE FINANCIAMENTO:**

Los recursos presupuestarios asignados a esta Fundación para el año 2013, se estiman en Bs. 3.380.020, proveniente de la siguiente fuente de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	3.380.020

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Un Millón Ciento Treinta Mil Noventa y Nueve Bolívares (Bs. 1.130.099) y por Acciones Centralizadas, un monto de Dos Millones Doscientos Cuarenta y Nueve Mil Novecientos Veintiún Bolívares (Bs. 2.249.921); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	2.473.340
– Materiales, Suministros y Mercancías	Bs.	266.780
– Servicios No Personales	Bs.	587.300
– Activos Reales	Bs.	52.600
Total	**Bs.**	**3.380.020**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución del siguiente proyecto:

- Consolidación del Sistema Nacional de Ciencia, Tecnología, Innovación para el desarrollo socio productivo del Estado Amazonas.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Ahorro	Bs.	52.600
– Cuenta Capital:	Equilibrio	Bs.	0

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**3.380.020**
INGRESOS CORRIENTES ORDINARIOS	3.380.020
TRANSFERENCIAS CORRIENTES	3.380.020
Transferencias corrientes del sector público	3.380.020
Transferencias corrientes internas recibidas del sector público	3.380.020
De la República	3.380.020
TOTAL RECURSOS	**3.380.020**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**3.327.420**
GASTOS DE CONSUMO	3.327.420
Remuneraciones	2.473.340
Sueldos, salarios y otras retribuciones	739.757
Beneficios y complementos de sueldos y salarios	1.197.781
Aportes patronales	106.324
Prestaciones sociales y otras indemnizaciones	202.095
Asistencia socioeconómica	227.383
Compra de bienes y servicios	854.080
Bienes de consumo	266.780
Servicios no personales	587.300
GASTOS DE CAPITAL	**52.600**
INVERSIÓN REAL DIRECTA	52.600
Formación bruta de capital fijo	52.600
Maquinaria, equipos y otros bienes muebles	52.600
TOTAL GASTOS	**3.380.020**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116745	Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Amazonas	Actividad en CTI			48		1.130.099			1.130.099
TOTAL							1.130.099			1.130.099

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		1.714.421			1.714.421
02	Gestión administrativa		535.500			535.500
TOTAL			2.249.921			2.249.921

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**7**	**6**		**13**	**350.025**		**350.025**
Alto Nivel y de Dirección		1		1	40.788		40.788
Directivo	2	2		4	98.281		98.281
Profesional y Técnico	3	1		4	112.675		112.675
Personal Administrativo	1	1		2	49.140		49.140
Obrero	1	1		2	49.141		49.141
Personal Contratado	**2**	**11**	**1**	**14**	**379.614**		**379.614**
Profesional y Técnico	1	2		3	83.539		83.539
Personal Administrativo		2	1	3	61.426		61.426
Personal de Investigación	1	3		4	98.281		98.281
Obrero		4		4	136.368		136.368
TOTAL	**9**	**17**	**1**	**27**	**729.639**		**729.639**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	2.473.340
4.02	Materiales, suministros y mercancías	266.780
4.03	Servicios no personales	587.300
4.04	Activos reales	52.600
	TOTAL	**3.380.020**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.380.020**
INGRESOS CORRIENTES ORDINARIOS	3.380.020
TRANSFERENCIAS CORRIENTES	3.380.020
Transferencias corrientes del sector público	3.380.020
Transferencias corrientes internas recibidas del sector público	3.380.020
De la República	3.380.020
Recursos Ordinarios	3.380.020
1.2 GASTOS CORRIENTES	**3.327.420**
GASTOS DE CONSUMO	3.327.420
Remuneraciones	2.473.340
Sueldos, salarios y otras retribuciones	739.757
Beneficios y complementos de sueldos y salarios	1.197.781
Aportes patronales	106.324
Prestaciones sociales y otras indemnizaciones	202.095
Asistencia socioeconómica	227.383
Compra de bienes y servicios	854.080
Bienes de consumo	266.780
Servicios no personales	587.300
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**52.600**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**52.600**
RECURSOS PROPIOS DE CAPITAL	52.600
Ahorro en cuenta corriente	52.600
2.2 GASTOS DE CAPITAL	**52.600**
INVERSIÓN REAL DIRECTA	52.600
Formación bruta de capital fijo	52.600
Maquinaria, equipos y otros bienes muebles	52.600
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0431

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO APURE (FUNDACITE-APURE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para la Ciencia y la Tecnología del Estado Apure, adscrita al Ministerio del Poder Popular de Ciencia, Tecnología e Innovación, fue creada mediante Decreto presidencial N° 3.931, publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 38.277, de fecha 21 de septiembre de 2005, teniendo como objeto promover, apoyar, fortalecer y contribuir al desarrollo científico estadal y local, representando, coordinando y ejecutando las políticas, planes, programas y actividades que el Ministerio de Ciencia y Tecnología le asigne en sujeción a lo previsto en el Plan Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMENTO:**

Los recursos presupuestarios asignados a la fundación para el año 2013, se estiman en Bs. 5.692.902, provenientes de la siguiente fuente de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	5.692.902

- **POLÍTICA DE GASTOS:**

A fin de cumplir los objetivos establecidos en la planificación para el año 2013, esta Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Un Millón Doscientos Noventa Mil Seiscientos Diecisiete Bolívares (Bs. 1.290.617) y por Acciones Centralizadas un monto de Cuatro Millones Cuatrocientos Setenta y Dos Mil Setecientos Setenta y Cinco Bolívares (Bs. 4.472.775); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	4.357.797
– Materiales, Suministros y Mercancías	Bs.	372.221
– Servicios No Personales	Bs.	446.616
– Activos Reales	Bs.	464.541
– Transferencias y Donaciones	Bs.	51.727
Total	**Bs.**	**5.692.902**

En apoyo a este proyecto se ha destinado la cantidad de Bs. 4.402.285 distribuidos en tres (03) Acciones Especificas: Dirección y Coordinación de los Gastos de los trabajadores Bs.4.287.307, Gestión Administrativa por Bs. 63.251 y Previsión y Protección Social por Bs. 51.727. Estas acciones contemplan los gastos del Personal, Bienes de consumo, Servicios, Activos Reales, y otros gastos necesarios para el funcionamiento de la institución; y por ende el acompañamiento en la ejecución de los Proyectos.

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución del proyecto siguiente:

- Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el Desarrollo Socio Productivo del Estado Apure.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Ahorro	Bs.	464.541
– Cuenta Capital:	Equilibrio	Bs.	0

- **CUENTA FINANCIERA:**

Como fuente de financiamiento única, destaca un ahorro en cuenta corriente por un monto de Bs. 464.541.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**5.692.902**
INGRESOS CORRIENTES ORDINARIOS	5.692.902
TRANSFERENCIAS CORRIENTES	5.692.902
Transferencias corrientes del sector público	5.692.902
Transferencias corrientes internas recibidas del sector público	5.692.902
De la República	5.692.902
TOTAL RECURSOS	**5.692.902**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**5.228.361**
GASTOS DE CONSUMO	5.176.634
Remuneraciones	4.357.797
Sueldos, salarios y otras retribuciones	999.434
Beneficios y complementos de sueldos y salarios	1.889.542
Aportes patronales	258.436
Prestaciones sociales y otras indemnizaciones	250.000
Asistencia socioeconómica	960.385
Compra de bienes y servicios	818.837
Bienes de consumo	372.221
Servicios no personales	446.616
TRANSFERENCIAS Y DONACIONES CORRIENTES	51.727
Al sector privado	51.727
Transferencias corrientes al sector privado	51.727
Directas a personas	51.727
Jubilaciones y otros beneficios asociados	51.727
GASTOS DE CAPITAL	**464.541**
INVERSIÓN REAL DIRECTA	464.541

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Formación bruta de capital fijo	464.541
Maquinaria, equipos y otros bienes muebles	464.541
TOTAL GASTOS	**5.692.902**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116742	Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el Desarrollo Socio Productivo del Estado Apure	Actividad en CTI			50		1.220.127			1.220.127
	TOTAL						1.220.127			1.220.127

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras		4.357.797			4.357.797
02	Gestión Administrativa		63.251			63.251
03	Previsión y Protección Social		51.727			51.727
	TOTAL		4.472.775			4.472.775

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**16**	**19**		**35**	**999.434**		**999.434**
Directivo	8	5		13	413.420		413.420
Personal Administrativo	7	7		14	383.387		383.387
Obrero	1	7		8	202.627		202.627
TOTAL	**16**	**19**		**35**	**999.434**		**999.434**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados		**1**	**1**	**51.727**
Empleados		1	1	51.727
TOTAL		**1**	**1**	**51.727**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	4.357.797
4.02	Materiales, suministros y mercancías	372.221
4.03	Servicios no personales	446.616
4.04	Activos reales	464.541
4.07	Transferencias y donaciones	51.727
	TOTAL	**5.692.902**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**5.692.902**
INGRESOS CORRIENTES ORDINARIOS	5.692.902
TRANSFERENCIAS CORRIENTES	5.692.902
Transferencias corrientes del sector público	5.692.902
Transferencias corrientes internas recibidas del sector público	5.692.902
De la República	5.692.902
Recursos Ordinarios	5.692.902
1.2 GASTOS CORRIENTES	**5.228.361**
GASTOS DE CONSUMO	5.176.634
Remuneraciones	4.357.797
Sueldos, salarios y otras retribuciones	999.434
Beneficios y complementos de sueldos y salarios	1.889.542
Aportes patronales	258.436
Prestaciones sociales y otras indemnizaciones	250.000
Asistencia socioeconómica	960.385
Compra de bienes y servicios	818.837
Bienes de consumo	372.221
Servicios no personales	446.616
TRANSFERENCIAS Y DONACIONES CORRIENTES	51.727
Al sector privado	51.727
Transferencias corrientes al sector privado	51.727
Directas a personas	51.727
Jubilaciones y otros beneficios asociados	51.727
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**464.541**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**464.541**
RECURSOS PROPIOS DE CAPITAL	464.541
Ahorro/ Desahorro en cuenta corriente	464.541

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**464.541**
INVERSIÓN REAL DIRECTA	464.541
Formación bruta de capital fijo	464.541
Maquinaria, equipos y otros bienes muebles	464.541
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0432

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO BARINAS (FUNDACITE-BARINAS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el estado Barinas, adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial Nº 3.931, de fecha 20 de septiembre de 2005, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.277, de fecha 21 de septiembre de 2005, con el objetivo de promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios asignados a la Fundación para el año 2013, se estiman en Bs. 3.939.555, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	3.939.355
– Recursos Propios	Bs.	200
Total	**Bs.**	**3.939.555**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Fundación presenta una estructura de gastos por Proyecto que demanda la cantidad de Dos Millones Setecientos Sesenta y Siete Mil Quinientos Cuarenta y Un Bolívares (Bs. 2.767.541) y por Acción Centralizada, un monto de Un Millón Ciento Setenta y Cinco Mil Ochocientos Catorce Bolívares (Bs. 1.175.814); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	3.886.715
– Materiales, Suministros y Mercancías	Bs.	12.320
– Servicios No Personales	Bs.	39.320
– Activos Reales	Bs.	1.000
– Otros Gastos	Bs.	200
Total	**Bs.**	**3.939.555**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución del proyecto siguiente:

- Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el Desarrollo Socio Productivo del estado Barinas.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Ahorro	Bs.	1.000
– Cuenta Capital:	Equilibrio	Bs.	0

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**3.939.355**
INGRESOS CORRIENTES ORDINARIOS	3.939.355
TRANSFERENCIAS CORRIENTES	3.939.355
Transferencias corrientes del sector público	3.939.355
Transferencias corrientes internas recibidas del sector público	3.939.355
De la República	3.939.355
INGRESOS DE CAPITAL	**200**
RECURSOS PROPIOS DE CAPITAL	200
Incremento de la depreciación y amortización acumuladas	200
TOTAL RECURSOS	**3.939.555**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**3.938.555**
GASTOS DE CONSUMO	3.938.555
Remuneraciones	3.886.715
Sueldos, salarios y otras retribuciones	794.560
Beneficios y complementos de sueldos y salarios	1.528.823
Aportes patronales	129.864
Prestaciones sociales y otras indemnizaciones	409.296
Asistencia socioeconómica	1.024.172
Compra de bienes y servicios	51.640
Bienes de consumo	12.320
Servicios no personales	39.320
Depreciación y amortización	200
GASTOS DE CAPITAL	**1.000**
INVERSIÓN REAL DIRECTA	1.000
Formación bruta de capital Fijo	1.000
Maquinaria, equipos y otros bienes muebles	1.000
TOTAL GASTOS	**3.939.555**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117243	Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Barinas	Actividad en CTI			784		2.767.541			2.767.541
TOTAL							2.767.541			2.767.541

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras		1.153.214			1.153.214
02	Gestión Administrativa	200	18.600			18.800
TOTAL		200	1.171.814			1.172.014

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**12**	**9**		**21**	**791.508**		**791.508**
Alto Nivel y de Dirección	2	1		3	228.756		228.756
Profesional y Técnico	8	7		15	483.780		483.780
Personal Administrativo	1			1	28.692		28.692
Obrero	1	1		2	50.280		50.280
TOTAL	**12**	**9**		**21**	**791.508**		**791.508**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	3.886.715
4.02	Materiales, suministros y mercancías	12.320
4.03	Servicios no personales	39.320
4.04	Activos reales	1.000
4.08	Otros gastos	200
	TOTAL	**3.939.555**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.939.355**
INGRESOS CORRIENTES ORDINARIOS	3.939.355
TRANSFERENCIAS CORRIENTES	3.939.355
Transferencias corrientes del sector público	3.939.355
Transferencias corrientes internas recibidas del sector público	3.939.355
De la República	3.939.355
Recursos Ordinarios	3.939.355
1.2 GASTOS CORRIENTES	**3.938.555**
GASTOS DE CONSUMO	3.938.555
Remuneraciones	3.886.715
Sueldos, salarios y otras retribuciones	794.560
Beneficios y complementos de sueldos y salarios	1.528.823
Aportes patronales	129.864
Prestaciones sociales y otras indemnizaciones	409.296
Asistencia socioeconómica	1.024.172
Compra de bienes y servicios	51.640
Bienes de consumo	12.320
Servicios no personales	39.320
Depreciación y amortización	200
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**800**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.000**
RECURSOS PROPIOS DE CAPITAL	1.000
Ahorro/ Desahorro en cuenta corriente	800
Incremento de la depreciación y amortización acumuladas	200
2.2 GASTOS DE CAPITAL	**1.000**
INVERSIÓN REAL DIRECTA	1.000
Formación bruta de capital fijo	1.000
Maquinaria, equipos y otros bienes muebles	1.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0433

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO COJEDES (FUNDACITE-COJEDES)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el estado Cojedes, actualmente adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Innovación, fue creada mediante Decreto Presidencial N° 3.931, de fecha 20 de septiembre de 2005, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.277, de fecha 21 de septiembre de 2005, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios asignados a la Fundación para el año 2013, se estiman en Bs. 5.073.971, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	2.959.423
– Recursos Propios	Bs.	2.114.548
TOTAL	**Bs.**	**5.073.971**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Dos Millones Setecientos Ocho Mil Seiscientos Ochenta y Seis Bolívares (Bs. 2.708.686) y por Acciones Centralizadas, un monto de Dos Millones Trescientos Sesenta y Cinco Mil Doscientos Ochenta y Cinco Bolívares (Bs. 2.365.285); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	3.550.053
– Materiales Suministros y Mercancías	Bs.	260.498
– Servicios No Personales	Bs.	538.516
– Activos Reales	Bs.	18.000
– Transferencias y Donaciones	Bs.	641.904
– Disminución de Pasivos	Bs.	65.000
TOTAL	**Bs.**	**5.073.971**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución del proyecto siguiente:

- Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el Desarrollo Socio productivo del estado Cojedes.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente: Desahorro	Bs.	2.031.548
– Cuenta Capital: Déficit	Bs.	2.049.548

- **CUENTA FINANCIERA:**

Como fuente de financiamiento destaca la disminución de disponibilidades en bancos por un monto de Bs. 2.114.548, la cual se destinará a financiar disminución de aportes patronales y retenciones laborales por Bs. 65.000 y el restante de Bs. 2.049.548 para financiar el déficit que registrará la cuenta capital.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**2.959.423**
INGRESOS CORRIENTES ORDINARIOS	2.959.423
TRANSFERENCIAS CORRIENTES	2.959.423
Transferencias corrientes del sector público	2.959.423
Transferencias corrientes internas recibidas del sector público	2.959.423
De la República	2.959.423
FUENTES DE FINANCIAMIENTO	**2.114.548**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.114.548
Disminución de otros activos financieros	2.114.548
Disminución de disponibilidades	2.114.548
Disminución de bancos	2.114.548
TOTAL RECURSOS	**5.073.971**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**4.990.971**
GASTOS DE CONSUMO	4.349.067
Remuneraciones	3.550.053
Sueldos, salarios y otras retribuciones	872.401
Beneficios y complementos de sueldos y salarios	1.373.729
Aportes patronales	200.558
Prestaciones sociales y otras indemnizaciones	452.728
Asistencia socioeconómica	650.637
Compra de bienes y servicios	799.014
Bienes de consumo	260.498
Servicios no personales	538.516
TRANSFERENCIAS Y DONACIONES CORRIENTES	641.904
Al sector privado	641.904
Transferencias corrientes al sector privado	641.904
A empresas privadas	641.904
GASTOS DE CAPITAL	**18.000**
INVERSIÓN REAL DIRECTA	18.000
Formación bruta de capital fijo	18.000
Maquinaria, equipos y otros bienes muebles	18.000
APLICACIONES FINANCIERAS	**65.000**
DISMINUCIÓN DE PASIVOS	65.000
Disminución de cuentas y efectos por pagar	65.000
Disminución de cuentas y efectos por pagar a corto plazo	65.000
Disminución de aportes patronales y retenciones laborales por pagar	65.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	65.000
TOTAL GASTOS	**5.073.971**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116813	Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Cojedes	Actividad en CTI			100	1.657.548	1.051.138			2.708.686
TOTAL						1.657.548	1.051.138			2.708.686

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		1.908.285			1.908.285
02	Gestión administrativa	457.000				457.000
TOTAL		457.000	1.908.285			2.365.285

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**9**	**4**		**13**	**438.360**		**438.360**
Alto Nivel y de Dirección	2	1		3	130.650		130.650
Profesional y Técnico	7	1		8	257.070		257.070
Obrero		2		2	50.640		50.640
Personal Contratado	**7**	**7**		**14**	**434.041**		**434.041**
Profesional y Técnico	6	7		13	409.470		409.470
Obrero	1			1	24.571		24.571
TOTAL	**16**	**11**		**27**	**872.401**		**872.401**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	3.550.053
4.02	Materiales, suministros y mercancías	260.498
4.03	Servicios no personales	538.516
4.04	Activos reales	18.000
4.07	Transferencias y donaciones	641.904
4.11	Disminución de pasivos	65.000
	TOTAL	**5.073.971**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.959.423**
INGRESOS CORRIENTES ORDINARIOS	2.959.423
TRANSFERENCIAS CORRIENTES	2.959.423
Transferencias corrientes del sector público	2.959.423
Transferencias corrientes internas recibidas del sector público	2.959.423
De la República	2.959.423
Recursos Ordinarios	2.959.423
1.2 GASTOS CORRIENTES	**4.990.971**
GASTOS DE CONSUMO	4.349.067
Remuneraciones	3.550.053
Sueldos, salarios y otras retribuciones	872.401
Beneficios y complementos de sueldos y salarios	1.373.729
Aportes patronales	200.558
Prestaciones sociales y otras indemnizaciones	452.728
Asistencia socioeconómica	650.637
Compra de bienes y servicios	799.014
Bienes de consumo	260.498
Servicios no personales	538.516
TRANSFERENCIAS Y DONACIONES CORRIENTES	641.904
Al sector privado	641.904
Transferencias corrientes al sector privado	641.904
A empresas privadas	641.904
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(2.031.548)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(2.031.548)**
RECURSOS PROPIOS DE CAPITAL	(2.031.548)
Desahorro en cuenta corriente	(2.031.548)

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**18.000**
INVERSIÓN REAL DIRECTA	18.000
Formación bruta de capital fijo	18.000
Maquinaria, equipos y otros bienes muebles	18.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.049.548)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.114.548**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.114.548
Disminución de otros activos financieros	2.114.548
Disminución de disponibilidades	2.114.548
Disminución de bancos	2.114.548
3.2 APLICACIONES FINANCIERAS	**2.114.548**
DISMINUCIÓN DE PASIVOS	65.000
Disminución de cuentas y efectos por pagar	65.000
Disminución de cuentas y efectos por pagar a corto plazo	65.000
Disminución de aportes patronales y retenciones laborales por pagar	65.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	65.000
DÉFICIT FINANCIERO	2.049.548

A0434

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO DELTA AMACURO (FUNDACITE-DELTA AMACURO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro, adscrita actualmente al Ministerio del Poder Popular para Ciencia, Tecnología e Innovación, fue creada mediante Decreto Presidencial N° 3.931, de fecha 20 de septiembre de 2005, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.277, de fecha 21 de Septiembre de 2005, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado y en cumplimiento de los lineamientos emitidos por el Ministerio de adscripción, acerca de impulsar la industrialización, la visibilidad y la apropiación del conocimiento científico, convirtiéndolo en herramientas accesibles para el pueblo, Fundacite Delta Amacuro con la ejecución del Plan Operativo Institucional planteado para el año 2013 pretende dar impulso a la industrialización en el Delta Amacuro a través del proyecto planteado y apoyándose en la Acción Centralizada, cumpliendo con las condiciones de igualdad de género en las cuatros acciones específicas que conforman el proyecto a ejecutar.

- **POLÍTICA DE FINANCIAMENTO:**

Los recursos presupuestarios asignados a la Fundación para el año 2013, se estiman en Bs. 7.030.330, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	4.095.709
– Recursos Propios	Bs.	70.000
– Otras Fuentes	Bs.	2.864.621
Total	**Bs.**	**7.030.330**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Cuatro Millones Doscientos Cuarenta y Dos Mil Ciento Veintiocho Bolívares (4.242.128) y por Acciones Centralizadas, un monto de Dos Millones Setecientos Ochenta y Ocho Mil Doscientos Dos Bolívares (2.788.202); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	3.259.707
– Materiales, Suministros y Mercancías	Bs.	216.309
– Servicios No Personales	Bs.	1.562.114
– Activos Reales	Bs.	1.992.200
Total	**Bs.**	**7.030.330**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución del proyecto siguiente:

- Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Delta Amacuro.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Ahorro	Bs.	1.922.200
– Cuenta Capital:	Déficit	Bs.	70.000

- **CUENTA FINANCIERA:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 70.000, la cual se destinará a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**6.960.330**
INGRESOS CORRIENTES ORDINARIOS	6.960.330
TRANSFERENCIAS CORRIENTES	6.960.330
Transferencias corrientes del sector público	6.960.330
Transferencias corrientes internas recibidas del sector público	6.960.330
De la República	4.095.709
De los entes descentralizados sin fines empresariales	2.864.621
FUENTES DE FINANCIAMIENTO	**70.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	70.000
Disminución de otros activos financieros	70.000
Disminución de disponibilidades	70.000
Disminución de bancos	70.000
TOTAL RECURSOS	**7.030.330**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**5.038.130**
GASTOS DE CONSUMO	5.038.130
Remuneraciones	3.259.707
Sueldos, salarios y otras retribuciones	1.077.506
Beneficios y complementos de sueldos y salarios	1.357.577
Aportes patronales	97.337
Prestaciones sociales y otras indemnizaciones	329.228
Asistencia socioeconómica	398.059
Compra de bienes y servicios	1.735.423
Bienes de consumo	216.309
Servicios no personales	1.519.114
Impuestos indirectos	43.000
GASTOS DE CAPITAL	**1.992.200**
INVERSIÓN REAL DIRECTA	1.992.200
Formación bruta de capital fijo	1.992.200
Maquinaria, equipos y otros bienes muebles	1.992.200
TOTAL GASTOS	**7.030.330**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116735	Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Delta Amacuro.	Actividad en CTI			27		1.807.306		2.434.822	4.242.128
TOTAL							**1.807.306**		**2.434.822**	**4.242.128**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	70.000	2.158.103			2.228.103
02	Gestión administrativa		130.300		429.799	560.099
TOTAL		**70.000**	**2.288.403**		**429.799**	**2.788.202**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**13**	**6**		**19**	**611.924**	**32.717**	**644.641**
Alto Nivel y de Dirección	6	3		9	328.800	18.360	347.160
Personal Administrativo	6	1		7	207.914	10.596	218.510
Obrero	1	2		3	75.210	3.761	78.971
Personal Contratado	**11**	**7**		**18**	**465.582**		**465.582**
Profesional y Técnico	6	4		10	249.293		249.293
Personal Administrativo	5	3		8	216.289		216.289
TOTAL	**24**	**13**		**37**	**1.077.506**	**32.717**	**1.110.223**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	3.259.707
4.02	Materiales, suministros y mercancías	216.309
4.03	Servicios no personales	1.562.114
4.04	Activos reales	1.992.200
	TOTAL	**7.030.330**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**6.960.330**
INGRESOS CORRIENTES ORDINARIOS	6.960.330
TRANSFERENCIAS CORRIENTES	6.960.330
Transferencias corrientes del sector público	6.960.330
Transferencias corrientes internas recibidas del sector público	6.960.330
De la República	4.095.709
Recursos Ordinarios	4.095.709
De los entes descentralizados sin fines empresariales	2.864.621
1.2 GASTOS CORRIENTES	**5.038.130**
GASTOS DE CONSUMO	5.038.130
Remuneraciones	3.259.707
Sueldos, salarios y otras retribuciones	1.077.506
Beneficios y complementos de sueldos y salarios	1.357.577
Aportes patronales	97.337
Prestaciones sociales y otras indemnizaciones	329.228
Asistencia socioeconómica	398.059
Compra de bienes y servicios	1.735.423
Bienes de consumo	216.309
Servicios no personales	1.519.114
Impuestos indirectos	43.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.922.200**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.922.200**
RECURSOS PROPIOS DE CAPITAL	1.922.200
Ahorro en cuenta corriente	1.922.200
2.2 GASTOS DE CAPITAL	**1.992.200**
INVERSIÓN REAL DIRECTA	1.992.200
Formación bruta de capital fijo	1.992.200
Maquinaria, equipos y otros bienes muebles	1.992.200

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(70.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**70.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	70.000
Disminución de otros activos financieros	70.000
Disminución de disponibilidades	70.000
Disminución de bancos	70.000
3.2 APLICACIONES FINANCIERAS	**70.000**
DÉFICIT FINANCIERO	70.000

A0435

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO GUÁRICO (FUNDACITE-GUÁRICO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico, adscrita al Ministerio del Poder Popular para la Ciencia, Tecnología e Innovación, fue creada mediante Decreto Presidencial N° 3.931, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.277, de fecha 21 de septiembre del año 2005, con el objetivo de promover, apoyar, fortalecer y contribuir al desarrollo Nacional, Estadal y Local del Sistema de Ciencia, Tecnología e Innovación representando, coordinando y ejecutando las políticas, planes, programas y actividades que el Ejecutivo, por órgano del Ministerio de adscripción, le asigne con sujeción a lo previsto en el Plan Nacional de Ciencia y Tecnología, así como, integrar las capacidades, las expectativas y necesidades de todos los sectores de la sociedad del estado Guárico fomentando, con ello, procesos participativos y autogestionados. En este sentido, para el 2013, continuará transformándose en un ente articulador de las políticas económicas y sociales, capaz de generar decisiones de impactos favorables en la consecución de lo establecido en las líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios asignados a esta Fundación para el año 2013, se estiman en Bs. 2.966.730, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	1.966.730
– Recursos Propios	Bs.	1.000.000
Total	**Bs.**	**2.966.730**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos para el ejercicio económico financiero 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Un Millón Setecientos Cinco Mil Cincuenta y Seis Bolívares exactos (Bs. 1.705.056) y por Acciones Centralizadas, un monto de Un Millón Doscientos Sesenta y Un Mil Seiscientos Setenta y Cuatro Bolívares (Bs. 1.261.674); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	1.553.788
– Materiales, Suministros y Mercancías	Bs.	118.118
– Servicios No Personales	Bs.	244.824
– Transferencias y Donaciones	Bs.	1.000.000
– Disminución de Pasivos	Bs.	50.000
Total	**Bs.**	**2.966.730**

POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ORGANISMO

La Fundacite Guárico impulsará el desarrollo de Sistema Regional de Ciencia y Tecnología basado en las directrices del Plan Nacional Simón Bolívar 2.007 - 2.013 y el Plan Nacional de Ciencia y Tecnología 2.005 - 2.030, para ello, tiene prevista la ejecución del proyecto "Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Guárico", orientado a promover el desarrollo del Sistema Nacional de Ciencia, Tecnología e Innovación, mediante la coordinación interinstitucional y la articulación de esfuerzos que impulsen el desarrollo socio productivo del estado Guárico, a la vez que desplegará las siguientes acciones:

- Apoyo al fomento y uso de la tecnología de información y comunicación, a través de la capacitación en la Academia de Software Libre.
- Asistencia técnica y social para el desarrollo de Redes Socialistas de Innovación productiva.
- Coordinación de actores el Sistema Nacional de Ciencia y Tecnología e Innovación en pro de la investigación, el desarrollo e innovación en el estado Guárico.
- Promoción, sistematización y divulgación del papel de la ciencia, tecnología e innovación en el fortalecimiento del poder popular en las unidades socio-productivas para crear la nueva institucionalidad socialista del estado Guárico.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	950.000
– Cuenta Capital:	Déficit	Bs.	950.000

- **CUENTA FINANCIERA:**

Como fuente de financiamiento, destacan la disminución de bancos por un monto de Bs. 950.000 y un incremento de cuentas por pagar a proveedores a corto plazo por Bs. 50.000, la cual se destinará a financiar una disminución de pasivos por Bs. 50.000 y el restante para financiar el déficit financiero.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**1.966.730**
INGRESOS CORRIENTES ORDINARIOS	1.966.730
TRANSFERENCIAS CORRIENTES	1.966.730
Transferencias corrientes del sector público	1.966.730
Transferencias corrientes internas recibidas del sector público	1.966.730
De la República	1.966.730
FUENTES DE FINANCIAMIENTO	**1.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	950.000
Disminución de otros activos financieros	950.000
Disminución de disponibilidades	950.000
Disminución de bancos	950.000
INCREMENTO DE PASIVOS	50.000
Incremento de cuentas y efectos por pagar	50.000
Incremento de cuentas y efectos por pagar a corto plazo	50.000
Incremento cuentas por pagar a proveedores a corto plazo	50.000
TOTAL RECURSOS	**2.966.730**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**2.916.730**
GASTOS DE CONSUMO	1.916.730
Remuneraciones	1.553.788
Sueldos, salarios y otras retribuciones	466.293
Beneficios y complementos de sueldos y salarios	652.403
Aportes patronales	122.718
Prestaciones sociales y otras indemnizaciones	188.341
Asistencia socioeconómica	111.733

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Otros gastos de personal	12.300
Compra de bienes y servicios	330.150
Bienes de consumo	118.118
Servicios no personales	212.032
Impuestos indirectos	32.792
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.000.000
Al sector privado	1.000.000
Transferencias corrientes al sector privado	1.000.000
Otras transferencias corrientes internas al sector privado	1.000.000
APLICACIONES FINANCIERAS	**50.000**
DISMINUCIÓN DE PASIVOS	50.000
Disminución de cuentas y efectos por pagar	50.000
Disminución de cuentas y efectos por pagar a corto plazo	50.000
Disminución cuentas por pagar a proveedores a corto plazo	50.000
TOTAL GASTOS	**2.966.730**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116832	Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Guárico	Actividad en CTI			135		705.056		1.000.000	1.705.056
TOTAL							705.056		1.000.000	1.705.056

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		1.037.906			1.037.906
02	Gestión administrativa		223.768			223.768
TOTAL			**1.261.674**			**1.261.674**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**7**	**6**		**13**	**375.067**		**375.067**
Alto Nivel y de Dirección	2	2		4	120.960		120.960
Profesional y Técnico	1	1		2	56.964		56.964
Personal Administrativo	3	2		5	143.666		143.666
Personal Docente	1			1	28.901		28.901
Obrero		1		1	24.576		24.576
Personal Contratado			**28**	**28**	**80.576**		**80.576**
Personal Administrativo			1	1	24.576		24.576
Personal Docente			27	27	56.000		56.000
TOTAL	**7**	**6**	**28**	**41**	**455.643**		**455.643**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	1.553.788
4.02	Materiales, suministros y mercancías	118.118
4.03	Servicios no personales	244.824
4.07	Transferencias y donaciones	1.000.000
4.11	Disminución de pasivos	50.000
	TOTAL	**2.966.730**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.966.730**
INGRESOS CORRIENTES ORDINARIOS	1.966.730
TRANSFERENCIAS CORRIENTES	1.966.730
Transferencias corrientes del sector público	1.966.730
Transferencias corrientes internas recibidas del sector público	1.966.730
De la República	1.966.730
Recursos Ordinarios	1.966.730
1.2 GASTOS CORRIENTES	**2.916.730**
GASTOS DE CONSUMO	1.916.730
Remuneraciones	1.553.788
Sueldos, salarios y otras retribuciones	466.293
Beneficios y complementos de sueldos y salarios	652.403
Aportes patronales	122.718
Prestaciones sociales y otras indemnizaciones	188.341
Asistencia socioeconómica	111.733
Otros gastos de personal	12.300
Compra de bienes y servicios	330.150
Bienes de consumo	118.118
Servicios no personales	212.032
Impuestos indirectos	32.792
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.000.000
Al sector privado	1.000.000
Transferencias corrientes al sector privado	1.000.000
Otras transferencias corrientes internas al sector privado	1.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(950.000)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(950.000)**
RECURSOS PROPIOS DE CAPITAL	(950.000)
Ahorro/ Desahorro en cuenta corriente	(950.000)

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(950.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	950.000
Disminución de otros activos financieros	950.000
Disminución de disponibilidades	950.000
Disminución de bancos	950.000
INCREMENTO DE PASIVOS	50.000
Incremento de cuentas y efectos por pagar	50.000
Incremento de cuentas y efectos por pagar a corto plazo	50.000
Incremento cuentas por pagar a proveedores a corto plazo	50.000
3.2 APLICACIONES FINANCIERAS	**1.000.000**
DISMINUCIÓN DE PASIVOS	50.000
Disminución de cuentas y efectos por pagar	50.000
Disminución de cuentas y efectos por pagar a corto plazo	50.000
Disminución cuentas por pagar a proveedores a corto plazo	50.000
DÉFICIT FINANCIERO	950.000

A0436

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO MIRANDA (FUNDACITE-MIRANDA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el estado Miranda, adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Innovación, fue creada mediante Decreto Presidencial N° 3.931, de fecha 20 de septiembre de 2005, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.277, de fecha 21 de septiembre de 2005, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, que le permitan transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios asignados a la Fundación para el año 2013, se estiman en Bs. 2.151.443, provenientes de la siguiente fuente de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	2.151.443
TOTAL	**Bs.**	**2.151.443**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Seiscientos Ochenta y Dos Mil Seiscientos Cuarenta y Cuatro Bolívares (Bs. 682.644) y por Acciones Centralizadas, un monto de Un Millón Cuatrocientos Sesenta y Ocho Mil Setecientos Noventa y Nueve Bolívares (Bs. 1.468.799); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	1.377.569
– Materiales Suministros y Mercancías	Bs.	240.523
– Servicios No Personales	Bs.	361.678
– Activos Reales	Bs.	171.673
TOTAL	**Bs.**	**2.151.443**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución del proyecto siguiente:

- Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el Desarrollo Socio productivo del estado Miranda.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente: Ahorro	Bs.	171.673
– Cuenta Capital: Equilibrio	Bs.	0

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**2.151.443**
INGRESOS CORRIENTES ORDINARIOS	2.151.443
TRANSFERENCIAS CORRIENTES	2.151.443
Transferencias corrientes del sector público	2.151.443
Transferencias corrientes internas recibidas del sector público	2.151.443
De la República	2.151.443
TOTAL RECURSOS	**2.151.443**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**1.979.770**
GASTOS DE CONSUMO	1.979.770
Remuneraciones	1.377.569
Sueldos, salarios y otras retribuciones	208.031
Beneficios y complementos de sueldos y salarios	484.987
Aportes patronales	77.648
Prestaciones sociales y otras indemnizaciones	79.951
Asistencia socioeconómica	250.571
Otros gastos de personal	276.381
Compra de bienes y servicios	602.201
Bienes de consumo	240.523
Servicios no personales	361.678
GASTOS DE CAPITAL	**171.673**
INVERSIÓN REAL DIRECTA	171.673
Formación bruta de capital fijo	171.673
Maquinaria, equipos y otros bienes muebles	171.673
TOTAL GASTOS	**2.151.443**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
			Fem.	Masc.	Total	Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
116861	Consolidación del sistema nacional de ciencia, tecnologia e innovación para el desarrollo socio productivo del estado Miranda	Actividad en CTI			10		682.644			682.644
TOTAL							**682.644**			**682.644**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		1.225.979			1.225.979
02	Gestión administrativa		242.820			242.820
TOTAL			**1.468.799**			**1.468.799**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**3**			**3**	**75.202**		**75.202**
Alto Nivel y de Dirección	2			2	56.752		56.752
Profesional y Técnico	1			1	18.450		18.450
Personal Contratado	**5**	**1**		**6**	**132.829**		**132.829**
Profesional y Técnico	3	1		4	102.266		102.266
Personal Administrativo	2			2	30.563		30.563
TOTAL	**8**	**1**		**9**	**208.031**		**208.031**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	1.377.569
4.02	Materiales, suministros y mercancías	240.523
4.03	Servicios no personales	361.678
4.04	Activos reales	171.673
	TOTAL	**2.151.443**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.151.443**
INGRESOS CORRIENTES ORDINARIOS	2.151.443
TRANSFERENCIAS CORRIENTES	2.151.443
Transferencias corrientes del sector público	2.151.443
Transferencias corrientes internas recibidas del sector público	2.151.443
De la República	2.151.443
Recursos Ordinarios	2.151.443
1.2 GASTOS CORRIENTES	**1.979.770**
GASTOS DE CONSUMO	1.979.770
Remuneraciones	1.377.569
Sueldos, salarios y otras retribuciones	208.031
Beneficios y complementos de sueldos y salarios	484.987
Aportes patronales	77.648
Prestaciones sociales y otras indemnizaciones	79.951
Asistencia socioeconómica	250.571
Otros gastos de personal	276.381
Compra de bienes y servicios	602.201
Bienes de consumo	240.523
Servicios no personales	361.678
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**171.673**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**171.673**
RECURSOS PROPIOS DE CAPITAL	171.673
Ahorro en cuenta corriente	171.673

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**171.673**
INVERSIÓN REAL DIRECTA	171.673
Formación bruta de capital fijo	171.673
Maquinaria, equipos y otros bienes muebles	171.673
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0437

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO MONAGAS (FUNDACITE-MONAGAS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Monagas, adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Innovación, fue creada mediante Decreto Presidencial N° 3.931 de fecha 20 de septiembre de 2005, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.277 de fecha 21 de septiembre de 2005, con la finalidad de promover, apoyar y consolidar el desarrollo científico en este estado, que le permita transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios asignados a la fundación para el año 2013, se estiman en Bs. 4.245.465, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	4.095.465
– Recursos Propios	Bs.	150.000
TOTAL	**Bs.**	**4.245.465**

- **POLÍTICA DE GASTOS**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Ochocientos Setenta y Tres Mil Cincuenta y Siete Bolívares (Bs. 873.057) y por Acciones Centralizadas, un monto de Tres Millones Doscientos Veintidos Mil Cuatrocientos Ocho Bolívares (Bs. 3.222.408); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	3.684.967
– Materiales Suministros y Mercancías	Bs.	58.000
– Servicios No Personales	Bs.	400.900
– Activos Reales	Bs.	12.240
– Transferencias y Donaciones	Bs.	89.358
TOTAL	**Bs.**	**4.245.465**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución del proyecto siguiente:

- Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el Desarrollo socio productivo del estado Monagas

- **RESULTADOS ECONOMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente: Desahorro	Bs.	137.760
– Cuenta Capital: Déficit	Bs.	150.000

- **CUENTA FINANCIERA:**

Como fuentes de financiamiento destaca la disminución de disponibilidades en bancos por un monto de Bs. 150.000, la cual se destinará a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**4.095.465**
INGRESOS CORRIENTES ORDINARIOS	4.095.465
TRANSFERENCIAS CORRIENTES	4.095.465
Transferencias corrientes del sector público	4.095.465
Transferencias corrientes internas recibidas del sector público	4.095.465
De la República	4.095.465
FUENTES DE FINANCIAMIENTO	**150.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	150.000
Disminución de otros activos financieros	150.000
Disminución de disponibilidades	150.000
Disminución de bancos	150.000
TOTAL RECURSOS	**4.245.465**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**4.233.225**
GASTOS DE CONSUMO	4.143.867
Remuneraciones	3.684.967
Sueldos, salarios y otras retribuciones	700.694
Aportes patronales	128.262
Prestaciones sociales y otras indemnizaciones	323.213
Asistencia socioeconómica	374.979
Otros gastos de personal	2.157.819
Compra de bienes y servicios	458.900
Bienes de consumo	58.000
Servicios no personales	400.900
TRANSFERENCIAS Y DONACIONES CORRIENTES	89.358
Al sector privado	89.358
Transferencias corrientes al sector privado	79.358
Directas a personas	79.358
Jubilaciones y otros beneficios asociados	79.358
Donaciones corrientes al sector privado	10.000
Donaciones a personas	10.000
GASTOS DE CAPITAL	**12.240**
INVERSIÓN REAL DIRECTA	12.240
Formación bruta de capital fijo	12.240
Maquinaria, equipos y otros bienes muebles	12.240
TOTAL GASTOS	**4.245.465**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116807	Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Monagas	Actividad en CTI			25		873.057			873.057
TOTAL							873.057			873.057

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	150.000	2.768.910			2.918.910
02	Gestión administrativa		374.140			374.140
03	Previsión y protección social		79.358			79.358
TOTAL		150.000	3.222.408			3.372.408

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**14**	**11**		**25**	**695.270**		**695.270**
Alto Nivel y de Dirección		3		3	96.036		96.036
Profesional y Técnico	8	3		11	302.692		302.692
Personal Administrativo	5	2		7	195.152		195.152
Obrero	1	3		4	101.390		101.390
TOTAL	**14**	**11**		**25**	**695.270**		**695.270**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**1**	**1**	**2**	**79.358**
Empleados	1	1	2	79.358
TOTAL	**1**	**1**	**2**	**79.358**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	3.684.967
4.02	Materiales, suministros y mercancías	58.000
4.03	Servicios no personales	400.900
4.04	Activos reales	12.240
4.07	Transferencias y donaciones	89.358
	TOTAL	**4.245.465**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.095.465**
INGRESOS CORRIENTES ORDINARIOS	4.095.465
TRANSFERENCIAS CORRIENTES	4.095.465
Transferencias corrientes del sector público	4.095.465
Transferencias corrientes internas recibidas del sector público	4.095.465
De la República	4.095.465
Recursos Ordinarios	4.095.465
1.2 GASTOS CORRIENTES	**4.233.225**
GASTOS DE CONSUMO	4.143.867
Remuneraciones	3.684.967
Sueldos, salarios y otras retribuciones	700.694
Aportes patronales	128.262
Prestaciones sociales y otras indemnizaciones	323.213
Asistencia socioeconómica	374.979
Otros gastos de personal	2.157.819
Compra de bienes y servicios	458.900
Bienes de consumo	58.000
Servicios no personales	400.900
TRANSFERENCIAS Y DONACIONES CORRIENTES	89.358
Al sector privado	89.358
Transferencias corrientes al sector privado	79.358
Directas a personas	79.358
Jubilaciones y otros beneficios asociados	79.358
Donaciones corrientes al sector privado	10.000
Donaciones a personas	10.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(137.760)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	(137.760)
RECURSOS PROPIOS DE CAPITAL	(137.760)
Desahorro en cuenta corriente	(137.760)
2.2 GASTOS DE CAPITAL	12.240
INVERSIÓN REAL DIRECTA	12.240
Formación bruta de capital fijo	12.240
Maquinaria, equipos y otros bienes muebles	12.240
2.3 RESULTADO FINANCIERO : (DÉFICIT)	(150.000)
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	150.000
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	150.000
Disminución de otros activos financieros	150.000
Disminución de disponibilidades	150.000
Disminución de bancos	150.000
3.2 APLICACIONES FINANCIERAS	150.000
DÉFICIT FINANCIERO	150.000

A0438

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO NUEVA ESPARTA (FUNDACITE-NUEVA ESPARTA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta, adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Innovación, fue creada mediante Decreto Presidencial N° 3.931, de fecha 20 de septiembre de 2005, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.277, de fecha 21 de septiembre de 2005, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, estimular la creación, uso y difusión de conocimientos, tecnologías y prácticas innovadoras; la capacitación del talento humano, mediante el soporte y fortalecimiento de las actividades de investigación, desarrollo tecnológico y fomento de prácticas innovadoras, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano; mejoren la calidad de vida de la población y contribuyan a la independencia y soberanía del Estado Nueva Esparta.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios asignados a la Fundación para el año 2013, se estiman en Bs. 1.612.835, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	1.608.816
– Recursos Propios	Bs.	4.019
Total	**Bs.**	**1.612.835**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Novecientos Veinticuatro Mil Ciento Setenta y Cuatro Bolívares (Bs. 924.174) y por Acciones Centralizadas, un monto de Seiscientos Ochenta y Ocho Mil Seiscientos Sesenta y Un Bolívares (Bs. 688.661); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	1.546.754
– Materiales, Suministros y Mercancías	Bs.	21.492
– Servicios No Personales	Bs.	40.570
– Otros Gastos	Bs.	4.019
Total	**Bs.**	**1.612.835**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución del siguiente proyecto:

- Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Nueva Esparta

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	4.019
– Cuenta Capital:	Equilibrio	Bs.	0

- **CUENTA FINANCIERA:**

Como fuente de financiamiento única, destaca el Incremento de la Depreciación y Amortización acumuladas por un monto de Bs. 4.019, la cual se destinará a financiar el desahorro que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**1.608.816**
INGRESOS CORRIENTES ORDINARIOS	1.608.816
TRANSFERENCIAS CORRIENTES	1.608.816
Transferencias corrientes del sector público	1.608.816
Transferencias corrientes internas recibidas del sector público	1.608.816
De la República	1.608.816
INGRESOS DE CAPITAL	**4.019**
RECURSOS PROPIOS DE CAPITAL	4.019
Incremento de la depreciación y amortización acumuladas	4.019
TOTAL RECURSOS	**1.612.835**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**1.612.835**
GASTOS DE CONSUMO	1.612.835
Remuneraciones	1.546.754
Sueldos, salarios y otras retribuciones	461.432
Beneficios y complementos de sueldos y salarios	691.279
Aportes patronales	101.556
Prestaciones sociales y otras indemnizaciones	152.487
Asistencia socioeconómica	140.000
Compra de bienes y servicios	62.062
Bienes de consumo	21.492
Servicios no personales	40.570
Depreciación y amortización	4.019
TOTAL GASTOS	**1.612.835**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116846	Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Nueva Esparta	Actividad en CTI			346		924.174			924.174
TOTAL							924.174			924.174

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		625.580			625.580
02	Gestión administrativa	4.019	59.062			63.081
TOTAL		4.019	684.642			688.661

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**6**	**6**		**12**	**461.432**	**60.142**	**521.574**
Directivo	2	1		3	188.978		188.978
Profesional y Técnico	3	4		7	222.180	50.116	272.296
Obrero	1	1		2	50.274	10.026	60.300
TOTAL	**6**	**6**		**12**	**461.432**	**60.142**	**521.574**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	1.546.754
4.02	Materiales, suministros y mercancías	21.492
4.03	Servicios no personales	40.570
4.08	Otros gastos	4.019
	TOTAL	**1.612.835**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.608.816**
INGRESOS CORRIENTES ORDINARIOS	1.608.816
TRANSFERENCIAS CORRIENTES	1.608.816
Transferencias corrientes del sector público	1.608.816
Transferencias corrientes internas recibidas del sector público	1.608.816
De la República	1.608.816
Recursos Ordinarios	1.608.816
1.2 GASTOS CORRIENTES	**1.612.835**
GASTOS DE CONSUMO	1.612.835
Remuneraciones	1.546.754
Sueldos, salarios y otras retribuciones	461.432
Beneficios y complementos de sueldos y salarios	691.279
Aportes patronales	101.556
Prestaciones sociales y otras indemnizaciones	152.487
Asistencia socioeconómica	140.000
Compra de bienes y servicios	62.062
Bienes de consumo	21.492
Servicios no personales	40.570
Depreciación y amortización	4.019
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(4.019)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**0**
Desahorro en cuenta corriente	(4.019)
Incremento de la depreciación y amortización acumuladas	4.019
2.2 GASTOS DE CAPITAL	**0**
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0439

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO PORTUGUESA (FUNDACITE-PORTUGUESA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa, adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Innovación, fue creada mediante Decreto Presidencial N° 3.931, de fecha 20 de Septiembre de 2005, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.277, de fecha 21 de septiembre de 2005, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios asignados a la Fundación para el año 2013, se estiman en Bs. 5.331.715, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	3.535.839
– Recursos Propios	Bs.	1.795.876
Total	**Bs.**	**5.331.715**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Tres Millones Setecientos Veintisiete Mil Novecientos Setenta y Tres Bolívares (Bs. 3.727.973) y por Acciones Centralizadas, un monto de Un Millón Seiscientos Tres Mil Setecientos Cuarenta y Dos Bolívares (Bs. 1.603.742); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	3.658.811
– Materiales, Suministros y Mercancías	Bs.	49.066
– Servicios No Personales	Bs.	802.338
– Activos Reales	Bs.	1.500
– Transferencias y Donaciones	Bs.	700.000
– Otros Gastos	Bs.	120.000
Total	**Bs.**	**5.331.715**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución del siguiente proyecto:

- Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Portuguesa.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	1.794.376
– Cuenta Capital:	Déficit	Bs.	1.675.876

- **CUENTA FINANCIERA:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 1.675.876, la cual se destinará a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**3.535.839**
INGRESOS CORRIENTES ORDINARIOS	3.535.839
TRANSFERENCIAS CORRIENTES	3.535.839
Transferencias corrientes del sector público	3.535.839
Transferencias corrientes internas recibidas del sector público	3.535.839
De la República	3.535.839
INGRESOS DE CAPITAL	**120.000**
RECURSOS PROPIOS DE CAPITAL	120.000
Incremento de la depreciación y amortización acumuladas	120.000
FUENTES DE FINANCIAMIENTO	**1.675.876**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.675.876
Disminución de otros activos financieros	1.675.876
Disminución de disponibilidades	1.675.876
Disminución de bancos	1.675.876
TOTAL RECURSOS	**5.331.715**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**5.330.215**
GASTOS DE CONSUMO	4.630.215
Remuneraciones	3.658.811
Sueldos, salarios y otras retribuciones	865.560
Beneficios y complementos de sueldos y salarios	1.662.008
Aportes patronales	127.876
Prestaciones sociales y otras indemnizaciones	346.432
Asistencia socioeconómica	656.935
Compra de bienes y servicios	851.404
Bienes de consumo	49.066
Servicios no personales	802.338
Depreciación y amortización	120.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	700.000
Al sector privado	700.000
Transferencias corrientes al sector privado	700.000
Otras transferencias corrientes internas al sector privado	700.000
GASTOS DE CAPITAL	**1.500**
INVERSIÓN REAL DIRECTA	1.500
Formación bruta de capital fijo	1.500
Maquinaria, equipos y otros bienes muebles	1.500
TOTAL GASTOS	**5.331.715**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116804	Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Portuguesa.	Actividad en CTI			20	1.475.348	2.252.625			3.727.973
	TOTAL					1.475.348	2.252.625			3.727.973

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	55.750	1.183.186			1.238.936
02	Gestión administrativa	264.778	100.028			364.806
	TOTAL	320.528	1.283.214			1.603.742

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**11**	**8**		**19**	**543.061**	**274.726**	**817.787**
Alto Nivel y de Dirección	1	1		2	63.173	86.704	149.877
Profesional y Técnico	9	5		14	405.893	173.223	579.116
Personal Administrativo	1			1	24.570	4.914	29.484
Obrero		2		2	49.425	9.885	59.310
Personal Contratado	**1**	**5**		**6**	**322.500**		**322.500**
Profesional y Técnico	1	5		6	322.500		322.500
TOTAL	**12**	**13**		**25**	**865.561**	**274.726**	**1.140.287**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	3.658.811
4.02	Materiales, suministros y mercancías	49.066
4.03	Servicios no personales	802.338
4.04	Activos reales	1.500
4.07	Transferencias y donaciones	700.000
4.08	Otros gastos	120.000
	TOTAL	**5.331.715**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.535.839**
INGRESOS CORRIENTES ORDINARIOS	3.535.839
TRANSFERENCIAS CORRIENTES	3.535.839
Transferencias corrientes del sector público	3.535.839
Transferencias corrientes internas recibidas del sector público	3.535.839
De la República	3.535.839
Recursos Ordinarios	3.535.839
1.2 GASTOS CORRIENTES	**5.330.215**
GASTOS DE CONSUMO	4.630.215
Remuneraciones	3.658.811
Sueldos, salarios y otras retribuciones	865.560
Beneficios y complementos de sueldos y salarios	1.662.008
Aportes patronales	127.876
Prestaciones sociales y otras indemnizaciones	346.432
Asistencia socioeconómica	656.935
Compra de bienes y servicios	851.404
Bienes de consumo	49.066
Servicios no personales	802.338
Depreciación y amortización	120.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	700.000
Al sector privado	700.000
Transferencias corrientes al sector privado	700.000
Otras transferencias corrientes internas al sector privado	700.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.794.376)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.674.376)**
RECURSOS PROPIOS DE CAPITAL	(1.674.376)
Desahorro en cuenta corriente	(1.794.376)
Incremento de la depreciación y amortización acumuladas	120.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**1.500**
INVERSIÓN REAL DIRECTA	1.500
Formación bruta de capital fijo	1.500
Maquinaria, equipos y otros bienes muebles	1.500
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.675.876)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.675.876**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.675.876
Disminución de otros activos financieros	1.675.876
Disminución de disponibilidades	1.675.876
Disminución de bancos	1.675.876
3.2 APLICACIONES FINANCIERAS	**1.675.876**
DÉFICIT FINANCIERO	1.675.876

A0440

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO TRUJILLO (FUNDACITE-TRUJILLO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Trujillo, es un ente regional con personalidad jurídica y patrimonio propio, adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Innovación; creada por Decreto Presidencial N° 3.931, de fecha 20 de septiembre de 2005, publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 38.277, de fecha 21 de septiembre de 2005, teniendo como objetivo promover, organizar, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios asignados a la Fundación para el año 2013, se estiman en Bs. 5.060.834, provenientes de las siguientes fuentes de financiamiento:

– Transferencias de la República	Bs.	3.466.929
– Recursos Propios	Bs.	1.263.036
– Otras fuentes	Bs.	330.869
Total	**Bs.**	**5.060.834**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en el Plan Operativo Anual del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Dos Millones Novecientos Sesenta y Nueve Mil Novecientos Noventa y Tres Bolívares (Bs. 2.969.993) y por Acciones Centralizadas, un monto de Dos Millones Noventa Mil Ochocientos Cuarenta y Un Bolívares (Bs. 2.090.841); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	3.483.606
– Materiales, Suministros y Mercancías	Bs.	203.649
– Servicios No Personales	Bs.	749.014
– Activos Reales	Bs.	305.190
– Transferencias y Donaciones	Bs.	1.000
– Otros Gastos	Bs.	317.375
– Disminución de Pasivos	Bs.	1.000
Total	**Bs.**	**5.060.834**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución del proyecto siguiente:

- Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio-productivo del estado Trujillo.

- **RESULTADO ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

Cuenta Corriente: Desahorro	Bs.	956.846
Cuenta Capital: Déficit	Bs.	944.661

- **CUENTA FINANCIERA:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 945.661, la cual se destinará a financiar el déficit por la cantidad de Bs. 944.661 y la cuenta por pagar a proveedores a corto plazo, por un monto de Bs. 1.000.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**3.797.798**
INGRESOS CORRIENTES ORDINARIOS	3.797.798
TRANSFERENCIAS CORRIENTES	3.797.798
Transferencias corrientes del sector público	3.797.798
Transferencias corrientes internas recibidas del sector público	3.797.798
De la República	3.466.929
De los entes descentralizados sin fines empresariales	330.869
INGRESOS DE CAPITAL	**317.375**
RECURSOS PROPIOS DE CAPITAL	317.375
Incremento de la depreciación y amortización acumulada	317.375
FUENTES DE FINANCIAMIENTO	**945.661**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	945.661
Disminución de otros activos financieros	945.661
Disminución de disponibilidades	945.661
Disminución de bancos	945.661
TOTAL RECURSOS	**5.060.834**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**4.754.644**
GASTOS DE CONSUMO	4.753.644
Remuneraciones	3.483.606
Sueldos, salarios y otras retribuciones	995.460
Beneficios y complementos de sueldos y salarios	1.449.512
Aportes patronales	215.748
Prestaciones sociales y otras indemnizaciones	313.421
Asistencia socioeconómica	509.465
Compra de bienes y servicios	952.663
Bienes de consumo	203.649
Servicios no personales	749.014
Depreciación y amortización	317.375
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.000
Al sector privado	1.000
Donaciones corrientes al sector privado	1.000
Donaciones a personas	1.000
GASTOS DE CAPITAL	**305.190**
INVERSIÓN REAL DIRECTA	305.190
Formación bruta de capital fijo	305.190
Maquinaria, equipos y otros bienes muebles	305.190
APLICACIONES FINANCIERAS	**1.000**
DISMINUCIÓN DE PASIVOS	1.000
Disminución de cuentas y efectos por pagar	1.000
Disminución de cuentas y efectos por pagar a corto plazo	1.000
Disminución cuentas por pagar a proveedores a corto plazo	1.000
TOTAL GASTOS	**5.060.834**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116709	Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el Desarrollo Socio Productivo del Estado Trujillo	Actividad en CTI			42	799.542	1.839.582		330.869	2.969.993
TOTAL						**799.542**	**1.839.582**		**330.869**	**2.969.993**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		1.351.023			1.351.023
02	Gestión administrativa	463.494	276.324			739.818
TOTAL		**463.494**	**1.627.347**			**2.090.841**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**16**	**11**		**27**	**480.368**	**116.160**	**596.528**
Alto Nivel y de Dirección		2		2	35.509	13.368	48.877
Profesional y Técnico	12	6		18	321.977	76.128	398.105
Personal Administrativo	3	2		5	88.390	21.352	109.742
Obrero	1	1		2	34.492	5.312	39.804
Personal Contratado	**4**	**10**		**14**	**515.091**		**515.091**
Profesional y Técnico	4	10		14	515.091		515.091
TOTAL	**20**	**21**		**41**	**995.459**	**116.160**	**1.111.619**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	3.483.606
4.02	Materiales, suministros y mercancías	203.649
4.03	Servicios no personales	749.014
4.04	Activos reales	305.190
4.07	Transferencias y donaciones	1.000
4.08	Otros gastos	317.375
4.11	Disminución de pasivos	1.000
	TOTAL	**5.060.834**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.797.798**
INGRESOS CORRIENTES ORDINARIOS	3.797.798
TRANSFERENCIAS CORRIENTES	3.797.798
Transferencias corrientes del sector público	3.797.798
Transferencias corrientes internas recibidas del sector público	3.797.798
De la República	3.466.929
Recursos Ordinarios	3.466.929
De los entes descentralizados sin fines empresariales	330.869
1.2 GASTOS CORRIENTES	**4.754.644**
GASTOS DE CONSUMO	4.753.644
Remuneraciones	3.483.606
Sueldos, salarios y otras retribuciones	995.460
Beneficios y complementos de sueldos y salarios	1.449.512
Aportes patronales	215.748
Prestaciones sociales y otras indemnizaciones	313.421
Asistencia socioeconómica	509.465
Compra de bienes y servicios	952.663
Bienes de consumo	203.649
Servicios no personales	749.014
Depreciación y amortización	317.375
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.000
Al sector privado	1.000
Donaciones corrientes al sector privado	1.000
Donaciones a personas	1.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(956.846)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(639.471)**
RECURSOS PROPIOS DE CAPITAL	(639.471)
Desahorro en cuenta corriente	(956.846)
Incremento de la depreciación y amortización acumuladas	317.375
2.2 GASTOS DE CAPITAL	**305.190**
INVERSIÓN REAL DIRECTA	305.190
Formación bruta de capital fijo	305.190
Maquinaria, equipos y otros bienes muebles	305.190
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(944.661)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**945.661**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	945.661
Disminución de otros activos financieros	945.661
Disminución de disponibilidades	945.661
Disminución de bancos	945.661
3.2 APLICACIONES FINANCIERAS	**945.661**
DISMINUCIÓN DE PASIVOS	1.000
Disminución de cuentas y efectos por pagar	1.000
Disminución de cuentas y efectos por pagar a corto plazo	1.000
Disminución cuentas por pagar a proveedores a corto plazo	1.000
DÉFICIT FINANCIERO	944.661

A0442

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO YARACUY (FUNDACITE-YARACUY)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy, adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias (MPPCTII), fue creada mediante Decreto Presidencial N° 3.931, de fecha 20 de septiembre de 2005, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.277, de fecha 21 de septiembre de 2005, con la finalidad de promover, apoyar y consolidar el desarrollo científico en este Estado, que le permita transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios asignados a la fundación para el año 2013, se estiman en Bs. 4.418.759, y proviene de la fuente indicada a continuación:

– Aportes del Ejecutivo Nacional	Bs.	4.418.759

- **POLÍTICA DE GASTOS:**

La distribución de los gastos a realizar a objeto de cubrir el funcionamiento y cumplir con los objetivos establecidos por la institución, corresponden a una inversión en Proyectos que alcanza a Dos Millones Cuatrocientos Sesenta y Ocho Mil Cuatrocientos Dos Bolívares (Bs. 2.468.402) y en Acciones Centralizadas por Un Millón Novecientos Cincuenta Mil Trescientos Cincuenta y Siete Bolívares (Bs. 1.950.357), los cuales se distribuirán de la siguiente manera:

– Gastos de Personal	Bs.	3.860.480
– Materiales Suministros y Mercancías	Bs.	190.000
– Servicios No Personales	Bs.	293.279
– Activos Reales	Bs.	65.000
– Transferencias y Donaciones	Bs.	10.000
Total	**Bs.**	**4.418.759**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución del siguiente proyecto:

- Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Yaracuy.

- **RESULTADOS ECONOMICO Y FINANCIERO:**

Las cuentas corriente y de capital de Fundacite Yaracuy, arrojarán en la ejecución del presupuesto 2013, como resultados económico y financiero, los siguientes:

– Cuenta Corriente: Ahorro	Bs.	65.000
– Cuenta Capital: Equilibrio	Bs.	0

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**4.418.759**
INGRESOS CORRIENTES ORDINARIOS	4.418.759
TRANSFERENCIAS CORRIENTES	4.418.759
Transferencias corrientes del sector público	4.418.759
Transferencias corrientes internas recibidas del sector público	4.418.759
De la República	4.418.759
TOTAL RECURSOS	**4.418.759**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**4.353.759**
GASTOS DE CONSUMO	4.343.759
Remuneraciones	3.860.480
Sueldos, salarios y otras retribuciones	636.823
Beneficios y complementos de sueldos y salarios	1.859.852
Aportes patronales	87.401
Prestaciones sociales y otras indemnizaciones	358.501
Asistencia socioeconómica	569.301
Otros gastos de personal	348.602
Compra de bienes y servicios	483.279
Bienes de consumo	190.000
Servicios no personales	293.279
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.000
Al sector privado	10.000
Transferencias corrientes al sector privado	10.000
Directas a personas	10.000
Otras transferencias directas a personas	10.000
GASTOS DE CAPITAL	**65.000**
INVERSIÓN REAL DIRECTA	65.000
Formación bruta de capital fijo	65.000
Maquinaria, equipos y otros bienes muebles	53.000
Bienes preexistentes	12.000
TOTAL GASTOS	**4.418.759**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116814	Consolidación del Sistema Nacional de Ciencia, Tecnología e Innovación para el desarrollo socio productivo del estado Yaracuy.	Actividad en CTI			18		2.468.402			2.468.402
TOTAL							**2.468.402**			**2.468.402**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		1.646.599			1.646.599
02	Gestión administrativa		303.758			303.758
TOTAL			**1.950.357**			**1.950.357**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	18	7		25	626.823	313.410	940.233
Alto Nivel y de Dirección	1			1	32.400	16.200	48.600
Directivo	9	2		11	275.012	137.504	412.516
Profesional y Técnico	6	2		8	196.561	98.281	294.842
Personal Administrativo	1	1		2	49.140	24.570	73.710
Obrero	1	2		3	73.710	36.855	110.565
TOTAL	18	7		25	626.823	313.410	940.233

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	3.860.480
4.02	Materiales, suministros y mercancías	190.000
4.03	Servicios no personales	293.279
4.04	Activos reales	65.000
4.07	Transferencias y donaciones	10.000
	TOTAL	4.418.759

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.418.759**
INGRESOS CORRIENTES ORDINARIOS	4.418.759
TRANSFERENCIAS CORRIENTES	4.418.759
Transferencias corrientes del sector público	4.418.759
Transferencias corrientes internas recibidas del sector público	4.418.759
De la República	4.418.759
Recursos Ordinarios	4.418.759
1.2 GASTOS CORRIENTES	**4.353.759**
GASTOS DE CONSUMO	4.343.759
Remuneraciones	3.860.480
Sueldos, salarios y otras retribuciones	636.823
Beneficios y complementos de sueldos y salarios	1.859.852
Aportes patronales	87.401
Prestaciones sociales y otras indemnizaciones	358.501
Asistencia socioeconómica	569.301
Otros gastos de personal	348.602
Compra de bienes y servicios	483.279
Bienes de consumo	190.000
Servicios no personales	293.279
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.000
Al sector privado	10.000
Transferencias corrientes al sector privado	10.000
Directas a personas	10.000
Otras transferencias directas a personas	10.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**65.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**65.000**
RECURSOS PROPIOS DE CAPITAL	65.000
Ahorro en cuenta corriente	65.000
2.2 GASTOS DE CAPITAL	**65.000**
INVERSIÓN REAL DIRECTA	65.000
Formación bruta de capital fijo	65.000
Maquinaria, equipos y otros bienes muebles	53.000
Bienes preexistentes	12.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0443

Fundación Centro Nacional de Desarrollo e Investigación en Telecomunicaciones (CENDIT)

FUNDACIÓN CENTRO NACIONAL DE DESARROLLO E INVESTIGACIÓN EN TELECOMUNICACIONES (CENDIT)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Centro Nacional de Desarrollo e Investigaciones en Telecomunicaciones (CENDIT), contribuye con el fortalecimiento de la creatividad tecnológica, ofreciendo al sector productivo la posibilidad de disponer soluciones locales a muchos problemas técnicos y científicos. Esto, lógicamente, constituye un hito de referencia en el campo científico - tecnológico para las grandes empresas radicadas en el país, así como para aquellas que han planificado instalarse en él. De igual manera, el CENDIT fomenta la creación de pequeñas y medianas empresas, para la generación de nuevos puestos de trabajo con diversas categorías de profesionales.

El CENDIT, diseñará sus líneas de investigación en función de las directrices establecidas en los planes de desarrollo nacional, permitiendo de esta manera que la utilización de los recursos humanos y económicos sea congruente, con los esfuerzos realizados a escala nacional. Además, por su concepción de vanguardia, el CENDIT, contribuirá significativamente a la orientación del desarrollo de las telecomunicaciones en el país, ya que podrá evaluar la situación nacional y extrapolar soluciones a los problemas que imponga la creación de nuevas tecnologías.

CENDIT, mantendrá una constante interacción con centros homólogos internacionales, con el fin de intercambiar experiencias en el plano científico y tecnológico. Igualmente llevará a cabo proyectos comunes que ayudarán a fortalecer los programas de desarrollo y la competencia nacional en materia de telecomunicaciones. Las relaciones con otros centros permitirán el intercambio de personal profesional o en formación, a fin de realizar pasantías e incluso preparar tesis de maestría así como de doctorado.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**71.184.476**
INGRESOS CORRIENTES ORDINARIOS	71.184.476
TRANSFERENCIAS CORRIENTES	8.842.077
Transferencias corrientes del sector público	8.842.077
Transferencias corrientes internas recibidas del sector público	8.842.077
De la República	8.842.077
OTROS INGRESOS	62.342.399
Otros ingresos ordinarios	62.342.399
INGRESOS DE CAPITAL	**70.000**
RECURSOS PROPIOS DE CAPITAL	70.000
Incremento de la depreciación y amortización acumuladas	70.000
TOTAL RECURSOS	**71.254.476**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**52.214.797**
GASTOS DE CONSUMO	52.214.797
Remuneraciones	17.093.247
Sueldos, salarios y otras retribuciones	4.838.509
Beneficios y complementos de sueldos y salarios	6.872.340
Aportes patronales	455.497
Prestaciones sociales y otras indemnizaciones	1.154.423
Asistencia socioeconómica	3.772.478
Compra de bienes y servicios	35.051.550
Bienes de consumo	7.819.469
Servicios no personales	27.232.081
Depreciación y amortización	70.000
GASTOS DE CAPITAL	**19.039.679**
INVERSIÓN REAL DIRECTA	19.039.679
Formación bruta de capital fijo	19.039.679
Maquinaria, equipos y otros bienes muebles	19.039.679
TOTAL GASTOS	**71.254.476**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117843	Desarrollo de Soluciones Tecnológicas para la Televisión Digital Abierta (TDA) y satelital (TDS) en Venezuela	Diseño			2				14.328.697	14.328.697
117868	Desarrollo de capacidad nacional para la generación de tecnologías y normativas, orientados a la producción nacional de bienes y servicios de telecomunicaciones en Venezuela	Ampliación de la Plataforma			1				48.013.702	48.013.702
TOTAL									62.342.399	62.342.399

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		7.548.478			7.548.478
02	Gestión administrativa	70.000	1.293.599			1.363.599
TOTAL		70.000	8.842.077			8.912.077

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**15**	**24**	**2**	**41**	**1.943.275**		**1.943.275**
Directivo	5	6	2	13	982.487		982.487
Profesional y Técnico	6	3		9	400.000		400.000
Personal Administrativo	1	1		2	104.500		104.500
Personal de Investigación	3	12		15	400.000		400.000
Obrero		2		2	56.288		56.288
Personal Contratado	**15**	**30**		**45**	**2.840.974**		**2.840.974**
Profesional y Técnico	6	6		12	847.094		847.094
Personal Administrativo	6	6		12	733.354		733.354
Personal de Investigación	3	16		19	1.209.874		1.209.874
Obrero		2		2	50.652		50.652
TOTAL	**30**	**54**	**2**	**86**	**4.784.249**		**4.784.249**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	17.093.247
4.02	Materiales, suministros y mercancías	7.819.469
4.03	Servicios no personales	27.232.081
4.04	Activos reales	19.039.679
4.08	Otros gastos	70.000
	TOTAL	**71.254.476**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**71.184.476**
INGRESOS CORRIENTES ORDINARIOS	71.184.476
TRANSFERENCIAS CORRIENTES	8.842.077
Transferencias corrientes del sector público	8.842.077
Transferencias corrientes internas recibidas del sector público	8.842.077
De la República	8.842.077
Recursos Ordinarios	8.842.077
OTROS INGRESOS	62.342.399
Otros ingresos ordinarios	62.342.399
1.2 GASTOS CORRIENTES	**52.214.797**
GASTOS DE CONSUMO	52.214.797
Remuneraciones	17.093.247
Sueldos, salarios y otras retribuciones	4.838.509
Beneficios y complementos de sueldos y salarios	6.872.340
Aportes patronales	455.497
Prestaciones sociales y otras indemnizaciones	1.154.423
Asistencia socioeconómica	3.772.478
Compra de bienes y servicios	35.051.550
Bienes de consumo	7.819.469
Servicios no personales	27.232.081
Depreciación y amortización	70.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**18.969.679**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**19.039.679**
RECURSOS PROPIOS DE CAPITAL	19.039.679
Ahorro/ Desahorro en cuenta corriente	18.969.679
Incremento de la depreciación y amortización acumuladas	70.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**19.039.679**
INVERSIÓN REAL DIRECTA	19.039.679
Formación bruta de capital fijo	19.039.679
Maquinaria, equipos y otros bienes muebles	19.039.679
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0458

Fundación Centro Nacional de Innovación Tecnológica (CENIT)

FUNDACIÓN CENTRO NACIONAL DE INNOVACIÓN TECNOLÓGICA (CENIT)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Su misión es contribuir al desarrollo y fortalecimiento de la capacidad nacional de los sectores científico, tecnológico, educativo y productivo y la apropiación social de las tecnologías, mediante la construcción de una red de investigación, desarrollo e innovación, en articulación con el Sistema Nacional de Ciencia Tecnología e Innovación. Se visualiza como el centro de investigación, desarrollo e innovación tecnológica, ampliamente reconocido por la capacidad creativa de su talento humano, su contribución al desarrollo de las comunidades, al modelo de producción socialista, generando el impacto respectivo en el país y la región.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**43.127.072**
INGRESOS CORRIENTES ORDINARIOS	43.127.072
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.000.000
Venta de otros bienes y servicios	20.000.000
TRANSFERENCIAS CORRIENTES	23.127.072
Transferencias corrientes del sector público	23.127.072
Transferencias corrientes internas recibidas del sector público	23.127.072
De la República	23.127.072
INGRESOS DE CAPITAL	**940.640**
RECURSOS PROPIOS DE CAPITAL	940.640
Incremento de la depreciación y amortización acumuladas	940.640
FUENTES DE FINANCIAMIENTO	**21.064.399**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	21.064.399
Disminución de otros activos financieros	21.064.399
Disminución de cuentas por cobrar a corto plazo	21.064.399
Disminución de cuentas comerciales por cobrar a corto plazo	21.064.399
TOTAL RECURSOS	**65.132.111**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**60.762.190**
GASTOS DE CONSUMO	60.512.190
Remuneraciones	24.164.785
Sueldos, salarios y otras retribuciones	8.858.119
Beneficios y complementos de sueldos y salarios	6.781.212
Aportes patronales	1.027.185
Prestaciones sociales y otras indemnizaciones	1.906.659
Asistencia socioeconómica	4.653.806
Otros gastos de personal	937.804
Compra de bienes y servicios	35.406.765
Bienes de consumo	787.286
Servicios no personales	34.619.479
Depreciación y amortización	940.640
TRANSFERENCIAS Y DONACIONES CORRIENTES	250.000
Al sector privado	250.000
Transferencias corrientes al sector privado	250.000
Directas a personas	250.000
Pensiones y otros beneficios asociados	33.538
Jubilaciones y otros beneficios asociados	216.462
GASTOS DE CAPITAL	**4.369.921**
INVERSIÓN REAL DIRECTA	4.369.921
Formación bruta de capital fijo	4.369.921
Maquinaria, equipos y otros bienes muebles	4.369.921
TOTAL GASTOS	**65.132.111**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117586	Ampliación de los servicios en (I+D+I) de la Red Académica Nacional (REACCIUN) hacia los sectores públicos y privados para el uso y acceso de las Tecnologías de Información.	Servicio Prestado			2	36.953.033	11.181.764			48.134.797
117633	Desarrollo de modelos para el uso y apropiación del conocimiento en tecnologías de información para desarrollar competencias en los sectores productivos, tecnológicos y académicos.	Modelo			3	920.866	3.862.267			4.783.133
	TOTAL					37.873.899	15.044.031			52.917.930

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		7.833.041			7.833.041
02	Gestión administrativa	4.131.140				4.131.140
03	Previsión y protección social		250.000			250.000
	TOTAL	4.131.140	8.083.041			12.214.181

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**76**	**57**	**20**	**153**	**6.449.302**	**902.052**	**7.351.354**
Alto Nivel y de Dirección	5	4	4	13	1.147.996	110.000	1.257.996
Profesional y Técnico	64	40	16	120	4.063.332	707.966	4.771.298
Personal Administrativo	7	13		20	1.237.974	84.086	1.322.060
Personal Contratado		**22**		**22**	**2.336.433**	**35.752**	**2.372.185**
Profesional y Técnico		22		22	2.336.433	35.752	2.372.185
TOTAL	**76**	**79**	**20**	**175**	**8.785.735**	**937.804**	**9.723.539**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados		**1**	**1**	**33.538**
Empleados		1	1	33.538
Jubilados		**3**	**3**	**216.462**
Empleados		3	3	216.462
TOTAL		**4**	**4**	**250.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	24.164.785
4.02	Materiales, suministros y mercancías	787.286
4.03	Servicios no personales	34.619.479
4.04	Activos reales	4.369.921
4.07	Transferencias y donaciones	250.000
4.08	Otros gastos	940.640
	TOTAL	**65.132.111**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**43.127.072**
INGRESOS CORRIENTES ORDINARIOS	43.127.072
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.000.000
Venta de otros bienes y servicios	20.000.000
TRANSFERENCIAS CORRIENTES	23.127.072
Transferencias corrientes del sector público	23.127.072
Transferencias corrientes internas recibidas del sector público	23.127.072
De la República	23.127.072
Recursos Ordinarios	23.127.072
1.2 GASTOS CORRIENTES	**60.762.190**
GASTOS DE CONSUMO	60.512.190
Remuneraciones	24.164.785
Sueldos, salarios y otras retribuciones	8.858.119
Beneficios y complementos de sueldos y salarios	6.781.212
Aportes patronales	1.027.185
Prestaciones sociales y otras indemnizaciones	1.906.659
Asistencia socioeconómica	4.653.806
Otros gastos de personal	937.804
Compra de bienes y servicios	35.406.765
Bienes de consumo	787.286
Servicios no personales	34.619.479
Depreciación y amortización	940.640
TRANSFERENCIAS Y DONACIONES CORRIENTES	250.000
Al sector privado	250.000
Transferencias corrientes al sector privado	250.000
Directas a personas	250.000
Pensiones y otros beneficios asociados	33.538
Jubilaciones y otros beneficios asociados	216.462
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(17.635.118)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(16.694.478)**
RECURSOS PROPIOS DE CAPITAL	(16.694.478)
Ahorro/ Desahorro en cuenta corriente	(17.635.118)
Incremento de la depreciación y amortización acumuladas	940.640
2.2 GASTOS DE CAPITAL	**4.369.921**
INVERSIÓN REAL DIRECTA	4.369.921
Formación bruta de capital fijo	4.369.921
Maquinaria, equipos y otros bienes muebles	4.369.921
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(21.064.399)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**21.064.399**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	21.064.399
Disminución de otros activos financieros	21.064.399
Disminución de cuentas por cobrar a corto plazo	21.064.399
Disminución de cuentas comerciales por cobrar a corto plazo	21.064.399
3.2 APLICACIONES FINANCIERAS	**21.064.399**
DÉFICIT FINANCIERO	21.064.399

A0461

Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)

FUNDACIÓN CENTRO NACIONAL DE DESARROLLO E INVESTIGACIÓN EN TECNOLOGÍAS LIBRES (CENDITEL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La misión de la Fundación consiste en promover la investigación, desarrollo y apropiación de Tecnologías Libres pertinentes, acordes con la sociedad democrática, participativa y protagónica de la Nación.

La visión se focaliza en ser la institución pública de referencia en Tecnologías Libres, que actúe para asegurar la soberanía tecnológica de la Nación, participar en el debate sobre políticas para el uso y desarrollo de tecnologías libres. Impulsar la investigación y desarrollo de tecnología nacional con estándares libres, estimular al talento nacional para la generación de tecnologías libres y fomentar la transferencia de conocimiento sobre tecnologías libres.

Estima ejecutar los siguientes proyectos para el logro en conjunto de la misión y visión:

- Desarrollo del software mapa industrial de Venezuela
- Desarrollo de tecnologías de software libre que impulsen el gobierno electrónico para la consolidación del Poder Popular.
- Desarrollo e implementación de contenidos y herramientas tecnológicas formativas que impulsen la participación articulación y la comunicación popular.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**7.466.884**
INGRESOS CORRIENTES ORDINARIOS	7.466.884
TRANSFERENCIAS CORRIENTES	7.466.884
Transferencias corrientes del sector público	7.466.884
Transferencias corrientes internas recibidas del sector público	7.466.884
De la República	7.466.884
INGRESOS DE CAPITAL	**450.000**
RECURSOS PROPIOS DE CAPITAL	450.000
Incremento de la depreciación y amortización acumuladas	450.000
FUENTES DE FINANCIAMIENTO	**1.237.383**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.237.383
Disminución de otros activos financieros	1.237.383
Disminución de disponibilidades	1.237.383
Disminución de bancos	1.237.383
TOTAL RECURSOS	**9.154.267**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**8.603.259**
GASTOS DE CONSUMO	8.603.259
Remuneraciones	6.922.685
Sueldos, salarios y otras retribuciones	2.242.478
Beneficios y complementos de sueldos y salarios	2.747.631
Aportes patronales	503.516
Prestaciones sociales y otras indemnizaciones	647.677
Asistencia socioeconómica	781.383
Compra de bienes y servicios	1.230.574
Bienes de consumo	178.702
Servicios no personales	1.051.872
Depreciación y amortización	450.000
GASTOS DE CAPITAL	**551.008**
INVERSIÓN REAL DIRECTA	551.008
Formación bruta de capital fijo	551.008
Maquinaria, equipos y otros bienes muebles	551.008
TOTAL GASTOS	**9.154.267**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117576	Desarrollo del software Mapa Industrial de Venezuela	Software			4		1.772.144			1.772.144
117698	Desarrollo de tecnologías de software libre que impulsen el gobierno electrónico para la consolidación del Poder Popular.	Tecnología			8		2.953.799			2.953.799
117731	Desarrollo e implementación de contenidos y herramientas tecnológicas formativas que impulsen la participación, articulación y la comunicación popular.	Tecnología			7		1.766.221			1.766.221
	TOTAL						6.492.164			6.492.164

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.041.125	974.720			2.015.845
02	Gestión administrativa	646.258				646.258
	TOTAL	1.687.383	974.720			2.662.103

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**16**	**27**		**43**	**1.522.983**	**79.140**	**1.602.123**
Alto Nivel y de Dirección	1	3		4	208.262	38.340	246.602
Profesional y Técnico	7	19		26	876.645	40.800	917.445
Personal Administrativo	5			5	160.260		160.260
Personal de Investigación	2	5		7	253.246		253.246
Obrero	1			1	24.570		24.570
Personal Contratado	**6**	**12**		**18**	**675.166**		**675.166**
Profesional y Técnico	6	12		18	675.166		675.166
TOTAL	**22**	**39**		**61**	**2.198.149**	**79.140**	**2.277.289**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	6.922.685
4.02	Materiales, suministros y mercancías	178.702
4.03	Servicios no personales	1.051.872
4.04	Activos reales	551.008
4.08	Otros gastos	450.000
	TOTAL	**9.154.267**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**7.466.884**
INGRESOS CORRIENTES ORDINARIOS	7.466.884
TRANSFERENCIAS CORRIENTES	7.466.884
Transferencias corrientes del sector público	7.466.884
Transferencias corrientes internas recibidas del sector público	7.466.884
De la República	7.466.884
Recursos Ordinarios	7.466.884
1.2 GASTOS CORRIENTES	**8.603.259**
GASTOS DE CONSUMO	8.603.259
Remuneraciones	6.922.685
Sueldos, salarios y otras retribuciones	2.242.478
Beneficios y complementos de sueldos y salarios	2.747.631
Aportes patronales	503.516
Prestaciones sociales y otras indemnizaciones	647.677
Asistencia socioeconómica	781.383
Compra de bienes y servicios	1.230.574
Bienes de consumo	178.702
Servicios no personales	1.051.872
Depreciación y amortización	450.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.136.375)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(686.375)**
RECURSOS PROPIOS DE CAPITAL	(686.375)
Ahorro/ Desahorro en cuenta corriente	(1.136.375)
Incremento de la depreciación y amortización acumuladas	450.000
2.2 GASTOS DE CAPITAL	**551.008**
INVERSIÓN REAL DIRECTA	551.008
Formación bruta de capital fijo	551.008
Maquinaria, equipos y otros bienes muebles	551.008
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.237.383)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.237.383**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.237.383
Disminución de otros activos financieros	1.237.383
Disminución de disponibilidades	1.237.383
Disminución de bancos	1.237.383
3.2 APLICACIONES FINANCIERAS	**1.237.383**
DÉFICIT FINANCIERO	1.237.383

A0464

Fundación Infocentro

FUNDACIÓN INFOCENTRO

La misión de la Fundación consiste en facilitar el proceso de apropiación de las tecnologías de información y comunicación por parte de los sectores populares, mediante la consolidación de espacios tecnológicos comunitarios que faciliten la construcción colectiva y transferencia de saberes y conocimientos, las relaciones de colaboración y de coordinación, para fortalecer el desarrollo de las potencialidades locales, las redes sociales y el poder comunal.
Mientras su visión espera ser testigo de la explosión del Poder Comunal, apalancada en los infocentros autogestionados como núcleo aglutinador de las actividades comunitarias, en los sectores populares del país y su objetivo general busca consolidar los espacios socio tecnológicos como centros, para el fortalecimiento de las comunidades, que apoyen la articulación de las redes sociales, utilizando las tecnologías de información y comunicación, impulsando la capacitación y transferencia de saberes y de conocimiento.

Entre los proyectos a ejecutar durante el Ejercicio Fiscal 2013 se tiene:

- Transferencia de la Gestión de los Infocentros a las comunidades organizadas para construir el poder comunal.

- Adecuación y mantenimiento de la red infocentro a nivel nacional

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**177.817.524**
INGRESOS CORRIENTES ORDINARIOS	133.734.266
TRANSFERENCIAS CORRIENTES	133.734.266
Transferencias corrientes del sector público	133.734.266
Transferencias corrientes internas recibidas del sector público	133.734.266
De la República	117.232.938
De los entes descentralizados sin fines empresariales	16.501.328
INGRESOS CORRIENTES EXTRAORDINARIOS	44.083.258
INGRESOS POR OPERACIONES DIVERSAS	44.083.258
Otros ingresos extraordinarios	44.083.258
INGRESOS DE CAPITAL	**1.745.040**
RECURSOS PROPIOS DE CAPITAL	1.745.040
Incremento de la depreciación y amortización acumuladas	1.745.040
FUENTES DE FINANCIAMIENTO	**30.939.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	30.939.000
Disminución de otros activos financieros	30.939.000
Disminución de disponibilidades	30.939.000
Disminución de bancos	30.939.000
TOTAL RECURSOS	**210.501.564**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**201.776.364**
GASTOS DE CONSUMO	188.376.364
Remuneraciones	152.066.996
Sueldos, salarios y otras retribuciones	55.568.749
Beneficios y complementos de sueldos y salarios	57.479.860
Aportes patronales	3.866.408
Prestaciones sociales y otras indemnizaciones	14.156.099
Asistencia socioeconómica	20.995.880
Compra de bienes y servicios	34.564.328
Bienes de consumo	5.046.700
Servicios no personales	29.517.628
Depreciación y amortización	1.745.040
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.400.000
Al sector privado	13.400.000
Transferencias corrientes al sector privado	13.200.000
Directas a personas	200.000
Pensiones y otros beneficios asociados	30.000
Jubilaciones y otros beneficios asociados	170.000
Transferencias corrientes a Consejos Comunales	13.000.000
Donaciones corrientes al sector privado	200.000
Donaciones a personas	200.000
GASTOS DE CAPITAL	**8.725.200**
INVERSIÓN REAL DIRECTA	8.725.200
Formación bruta de capital fijo	8.725.200
Maquinaria, equipos y otros bienes muebles	8.725.200
TOTAL GASTOS	**210.501.564**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117580	Transferencia de la Gestión de los Infocentros a las comunidades organizadas para construir el poder comunal.	Transferencia Tecnológica			200	10.709.000	6.437.952		7.978.048	25.125.000
117659	Adecuación y mantenimiento de la red infocentro a nivel nacional	InfoCentro			864	950.000	53.210.101		34.076.786	88.236.887
	TOTAL					11.659.000	59.648.053		42.054.834	113.361.887

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	100.000	57.584.885		17.490.952	75.175.837
02	Gestión administrativa	20.725.040			1.038.800	21.763.840
03	Previsión y protección social	200.000				200.000
	TOTAL	21.025.040	57.584.885		18.529.752	97.139.677

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**204**	**146**	**2**	**352**	**19.822.045**		**19.822.045**
Alto Nivel y de Dirección	18	10	2	30	1.912.095		1.912.095
Profesional y Técnico	166	122		288	15.742.910		15.742.910
Personal Administrativo	20	14		34	2.167.040		2.167.040
Personal Contratado	**950**	**790**		**1.740**	**25.810.704**		**25.810.704**
Profesional y Técnico	950	790		1.740	25.810.704		25.810.704
TOTAL	1.154	936	2	2.092	45.632.749		45.632.749

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1**		**1**	**30.000**
Empleados	1		1	30.000
Jubilados	**2**		**2**	**170.000**
Empleados	2		2	170.000
TOTAL	3		3	200.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	152.066.996
4.02	Materiales, suministros y mercancías	5.046.700
4.03	Servicios no personales	29.517.628
4.04	Activos reales	8.725.200
4.07	Transferencias y donaciones	13.400.000
4.08	Otros gastos	1.745.040
	TOTAL	**210.501.564**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**177.817.524**
INGRESOS CORRIENTES ORDINARIOS	133.734.266
TRANSFERENCIAS CORRIENTES	133.734.266
Transferencias corrientes del sector público	133.734.266
Transferencias corrientes internas recibidas del sector público	133.734.266
De la República	117.232.938
Recursos Ordinarios	117.232.938
De los entes descentralizados sin fines empresariales	16.501.328
INGRESOS CORRIENTES EXTRAORDINARIOS	44.083.258
INGRESOS POR OPERACIONES DIVERSAS	44.083.258
Otros ingresos extraordinarios	44.083.258
1.2 GASTOS CORRIENTES	**201.776.364**
GASTOS DE CONSUMO	188.376.364
Remuneraciones	152.066.996
Sueldos, salarios y otras retribuciones	55.568.749
Beneficios y complementos de sueldos y salarios	57.479.860
Aportes patronales	3.866.408
Prestaciones sociales y otras indemnizaciones	14.156.099
Asistencia socioeconómica	20.995.880
Compra de bienes y servicios	34.564.328
Bienes de consumo	5.046.700
Servicios no personales	29.517.628
Depreciación y amortización	1.745.040
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.400.000
Al sector privado	13.400.000
Transferencias corrientes al sector privado	13.200.000
Directas a personas	200.000
Pensiones y otros beneficios asociados	30.000
Jubilaciones y otros beneficios asociados	170.000
Transferencias corrientes a Consejos Comunales	13.000.000
Donaciones corrientes al sector privado	200.000
Donaciones a personas	200.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(23.958.840)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(22.213.800)**
RECURSOS PROPIOS DE CAPITAL	(22.213.800)
Ahorro/ Desahorro en cuenta corriente	(23.958.840)
Incremento de la depreciación y amortización acumuladas	1.745.040
2.2 GASTOS DE CAPITAL	**8.725.200**
INVERSIÓN REAL DIRECTA	8.725.200
Formación bruta de capital fijo	8.725.200
Maquinaria, equipos y otros bienes muebles	8.725.200
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(30.939.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**30.939.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	30.939.000
Disminución de otros activos financieros	30.939.000
Disminución de disponibilidades	30.939.000
Disminución de bancos	30.939.000
3.2 APLICACIONES FINANCIERAS	**30.939.000**
DÉFICIT FINANCIERO	30.939.000

A0660

Instituto Postal Telegráfico de Venezuela (IPOSTEL)

INSTITUTO POSTAL TELEGRÁFICO DE VENEZUELA (IPOSTEL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Como actividad principal, IPOSTEL realiza la recepción, transporte y entrega a nivel nacional e internacional de correspondencia y encomiendas, así como el préstamo de servicios integrales de telegrafía, comunicación electrónica y servicios postales y filatélicos, todo ello garantizando, por principio, el fin social que le compete de ser una alternativa de comunicación accesible y económica para todos los venezolanos, vale destacar que internacionalmente, participa activamente como miembro de la Unión Postal Universal (UPU) y es una de las Administraciones del Consejo de Explotación Postal (CEP/UPU), igualmente, ocupa la segunda vicepresidencia del Comité de Gestión de la Unión Postal de las Américas, España y Portugal.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**1.327.284.662**
INGRESOS CORRIENTES ORDINARIOS	1.324.777.516
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	861.183.542
Venta de otros bienes y servicios	861.183.542
INGRESOS DE LA PROPIEDAD	2.842.747
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	2.842.747
Alquileres	2.842.747
TRANSFERENCIAS CORRIENTES	460.746.109
Transferencias corrientes del sector público	460.746.109
Transferencias corrientes internas recibidas del sector público	460.746.109
De la República	460.746.109
OTROS INGRESOS	5.118
Otros ingresos ajenos a la operación	5.118
INGRESOS CORRIENTES EXTRAORDINARIOS	2.507.146
INGRESOS POR OPERACIONES DIVERSAS	2.507.146
Otros ingresos extraordinarios	2.507.146
INGRESOS DE CAPITAL	**7.511.439**
RECURSOS PROPIOS DE CAPITAL	7.511.439
Incremento de la depreciación y amortización acumuladas	7.511.439
TOTAL RECURSOS	**1.334.796.101**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**1.274.023.853**
GASTOS DE CONSUMO	1.146.003.550
Remuneraciones	834.329.445
Sueldos, salarios y otras retribuciones	202.658.082
Beneficios y complementos de sueldos y salarios	320.953.462
Aportes patronales	39.889.486
Prestaciones sociales y otras indemnizaciones	76.769.141
Asistencia socioeconómica	192.259.274
Otros gastos de personal	1.800.000
Compra de bienes y servicios	304.162.666
Bienes de consumo	154.033.797
Servicios no personales	150.128.869
Depreciación y amortización	7.511.439
TRANSFERENCIAS Y DONACIONES CORRIENTES	127.924.303
Al sector privado	127.589.551
Transferencias corrientes al sector privado	127.114.051
Directas a personas	96.908.100
Pensiones y otros beneficios asociados	4.920.000
Jubilaciones y otros beneficios asociados	72.606.480
Otras transferencias directas a personas	19.381.620
A empresas privadas	29.917.951
Otras transferencias corrientes internas al sector privado	288.000
Donaciones corrientes al sector privado	475.500
Donaciones a personas	475.500
Al sector externo	334.752
Donaciones corrientes al exterior	334.752
A organismos internacionales	334.752
OTROS GASTOS CORRIENTES	96.000
Otros gastos corrientes	96.000
Otras perdidas	96.000
GASTOS DE CAPITAL	**60.772.248**
INVERSIÓN REAL DIRECTA	60.772.248
Formación bruta de capital fijo	60.772.248
Edificios e instalaciones	23.943.604

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Maquinaria, equipos y otros bienes muebles	36.828.644
TOTAL GASTOS	**1.334.796.101**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117601	Fortalecimiento y transformación de la plataforma Operativa del instituto postal telegráfico (ipostel)	Traslado			30.256	140.617.110				140.617.110
117606	Diversificación y modernización de los servicios Postales en el marco de la nueva institucionalidad	Producto			120.653.990	165.392.795				165.392.795
117644	Fortalecimiento de la regulación y control de la Actividad postal privada	Visita de Inspección Realizada			200	1.948.866				1.948.866
	TOTAL					307.958.771				307.958.771

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	419.541.198	399.493.425			819.034.623
02	Gestión administrativa	79.707.245				79.707.245
03	Previsión y protección social	66.671.619	61.252.684			127.924.303
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	171.159				171.159
	TOTAL	566.091.221	460.746.109			1.026.837.330

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**2.358**	**4.285**		**6.643**	**189.299.482**	**60.677.863**	**249.977.345**
Alto Nivel y de Dirección	42	47		89	4.467.444		4.467.444
Profesional y Técnico	684	363		1.047	43.442.350	12.281.784	55.724.134
Personal Administrativo	938	914		1.852	47.886.960	18.101.695	65.988.655
Obrero	694	2.961		3.655	93.502.728	30.294.384	123.797.112
Personal Contratado	**88**	**252**		**340**	**8.487.000**		**8.487.000**
Personal Administrativo	50	43		93	2.378.196		2.378.196
Obrero	38	209		247	6.108.804		6.108.804
TOTAL	**2.446**	**4.537**		**6.983**	**197.786.482**	**60.677.863**	**258.464.345**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**80**	**47**	**127**	**4.920.000**
Obreros	30	29	59	2.263.179
Empleados	50	18	68	2.656.821
Jubilados	**853**	**872**	**1.725**	**72.606.480**
Obreros	245	503	748	31.477.540
Empleados	608	369	977	41.128.940
TOTAL	**933**	**919**	**1.852**	**77.526.480**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	834.329.445
4.02	Materiales, suministros y mercancías	154.033.797
4.03	Servicios no personales	150.128.869
4.04	Activos reales	60.772.248
4.07	Transferencias y donaciones	127.924.303
4.08	Otros gastos	7.607.439
	TOTAL	**1.334.796.101**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.327.284.662**
INGRESOS CORRIENTES ORDINARIOS	1.324.777.516
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	861.183.542
Venta de otros bienes y servicios	861.183.542
INGRESOS DE LA PROPIEDAD	2.842.747
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	2.842.747
Alquileres	2.842.747
TRANSFERENCIAS CORRIENTES	460.746.109
Transferencias corrientes del sector público	460.746.109
Transferencias corrientes internas recibidas del sector público	460.746.109
De la República	460.746.109
Recursos Ordinarios	460.746.109
OTROS INGRESOS	5.118
Otros ingresos ajenos a la operación	5.118
INGRESOS CORRIENTES EXTRAORDINARIOS	2.507.146
INGRESOS POR OPERACIONES DIVERSAS	2.507.146
Otros ingresos extraordinarios	2.507.146
1.2 GASTOS CORRIENTES	**1.274.023.853**
GASTOS DE CONSUMO	1.146.003.550
Remuneraciones	834.329.445
Sueldos, salarios y otras retribuciones	202.658.082
Beneficios y complementos de sueldos y salarios	320.953.462
Aportes patronales	39.889.486
Prestaciones sociales y otras indemnizaciones	76.769.141
Asistencia socioeconómica	192.259.274
Otros gastos de personal	1.800.000
Compra de bienes y servicios	304.162.666
Bienes de consumo	154.033.797
Servicios no personales	150.128.869
Depreciación y amortización	7.511.439

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
TRANSFERENCIAS Y DONACIONES CORRIENTES	127.924.303
Al sector privado	127.589.551
Transferencias corrientes al sector privado	127.114.051
Directas a personas	96.908.100
Pensiones y otros beneficios asociados	4.920.000
Jubilaciones y otros beneficios asociados	72.606.480
Otras transferencias directas a personas	19.381.620
A empresas privadas	29.917.951
Otras transferencias corrientes internas al sector privado	288.000
Donaciones corrientes al sector privado	475.500
Donaciones a personas	475.500
Al sector externo	334.752
Donaciones corrientes al exterior	334.752
A organismos internacionales	334.752
OTROS GASTOS CORRIENTES	96.000
Otros gastos corrientes	96.000
Otras perdidas	96.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**53.260.809**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**60.772.248**
RECURSOS PROPIOS DE CAPITAL	60.772.248
Ahorro/ Desahorro en cuenta corriente	53.260.809
Incremento de la depreciación y amortización acumuladas	7.511.439
2.2 GASTOS DE CAPITAL	**60.772.248**
INVERSIÓN REAL DIRECTA	60.772.248
Formación bruta de capital fijo	60.772.248
Edificios e instalaciones	23.943.604
Maquinaria, equipos y otros bienes muebles	36.828.644
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0929

Fondo Nacional de Ciencia, Tecnología e Innovación (FONACIT)

FONDO NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN (FONACIT)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Fondo Nacional de Ciencia, Tecnología e Innovación (FONACIT), de conformidad con los artículos Nº 61 y siguientes, de la Ley Orgánica de Ciencia, Tecnología e Innovación, es el órgano ejecutor y financiero de los programas y proyectos definidos por el Ministerio del Poder Popular para Ciencia, Tecnología e Innovación. Dicha Institución se encuentra regida por Decreto Ley Nº 1.290 de fecha 30 de agosto del año 2001, con Personalidad Jurídica y Patrimonio Propio e Independiente del Fisco Nacional, el cual goza de las prerrogativas, privilegios y exenciones de orden procesal, civil y tributario conferido por la normativa aplicable a la República. De allí que el FONACIT, tenga como Misión: Financiar la ejecución de planes, programas y proyectos definidos por el MPPCTI, que fomenten el conocimiento científico, tecnológico e innovador, que contribuya al desarrollo social del país; vale decir, "Financiar la Capacidad Científica, Tecnológica y de Innovación para el Desarrollo", a los efectos de constituirse en una institución líder reconocida nacional e internacionalmente, impulsando el desarrollo tecnológico integral y la construcción de redes para contribuir al bienestar de la sociedad venezolana.

Los gastos del FONACIT, están distribuidos en atención a la Directriz Estratégica "Modelo Productivo Socialista", permitiendo profundizar el fortalecimiento de un nuevo modelo productivo endógeno, a través del apoyo a redes científicas nacionales, regionales e internacionales, así como la formación del talento humano en el área de la ciencia, la tecnología y la innovación, de acuerdo a las prioridades del país.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**2.796.242.317**
INGRESOS CORRIENTES ORDINARIOS	2.796.242.317
TRANSFERENCIAS CORRIENTES	2.796.242.317
Transferencias corrientes internas recibidas del sector privado	2.697.592.075
De empresas privadas	2.697.592.075
Transferencias corrientes del sector público	98.650.242
Transferencias corrientes internas recibidas del sector público	98.650.242
De la República	98.650.242
FUENTES DE FINANCIAMIENTO	**139.857.604**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	139.857.604
Disminución de otros activos financieros	139.857.604
Disminución de disponibilidades	139.857.604
Disminución de bancos	139.857.604
TOTAL RECURSOS	**2.936.099.921**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**2.932.140.303**
GASTOS DE CONSUMO	219.322.630
Remuneraciones	207.162.328
Sueldos, salarios y otras retribuciones	29.910.879
Beneficios y complementos de sueldos y salarios	95.461.011
Aportes patronales	2.893.282
Prestaciones sociales y otras indemnizaciones	27.632.265
Asistencia socioeconómica	51.264.891
Compra de bienes y servicios	12.160.302
Bienes de consumo	2.795.595
Servicios no personales	9.364.707
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.712.817.673
Al sector privado	870.469.786
Transferencias corrientes al sector privado	870.272.036
Directas a personas	15.027.848
Pensiones y otros beneficios asociados	4.242.883
Jubilaciones y otros beneficios asociados	10.784.965
Otras transferencias corrientes internas al sector privado	792.751.565
Transferencias corrientes a Consejos Comunales	62.492.623
Donaciones corrientes al sector privado	197.750
Donaciones a personas	197.750
Al sector público	1.842.347.887
Transferencias corrientes al sector público	1.842.347.887
A los entes descentralizados sin fines empresariales para sus gastos	1.842.347.887
GASTOS DE CAPITAL	**1.386.290**
INVERSIÓN REAL DIRECTA	1.386.290
Formación bruta de capital fijo	1.386.290
Maquinaria, equipos y otros bienes muebles	1.386.290
APLICACIONES FINANCIERAS	**2.573.328**
DISMINUCIÓN DE PASIVOS	2.573.328
Disminución de cuentas y efectos por pagar	2.573.328
Disminución de otras cuentas y efectos por pagar	2.573.328
Disminución de otras cuentas por pagar a corto plazo	2.573.328
TOTAL GASTOS	**2.936.099.921**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117035	Financiamiento para el desarrollo, creación y fortalecimiento de actividades científicas, tecnológicas y de innovación al servicio del pueblo.	Financiamiento			1.353	79.267.200			2.697.592.075	2.776.859.275
TOTAL						79.267.200			2.697.592.075	2.776.859.275

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	30.989.128	98.650.242			129.639.370
02	Gestión administrativa	14.573.428				14.573.428
03	Previsión y protección social	15.027.848				15.027.848
TOTAL		60.590.404	98.650.242			159.240.646

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**262**	**137**	**65**	**464**	**22.608.581**	**1.360.285**	**23.968.866**
Alto Nivel y de Dirección	37	22	12	71	2.739.193		2.739.193
Profesional y Técnico	137	54	31	222	12.177.092	222.966	12.400.058
Personal Administrativo	73	10	20	103	5.218.754	95.558	5.314.312
Obrero	15	51	2	68	2.473.542	1.041.761	3.515.303
Personal Contratado	**102**	**49**		**151**	**5.884.245**		**5.884.245**
Profesional y Técnico	50	27		77	3.015.012		3.015.012
Personal Administrativo	50	18		68	2.717.400		2.717.400
Personal Médico		1		1	49.483		49.483
Obrero	2	3		5	102.350		102.350
TOTAL	**364**	**186**	**65**	**615**	**28.492.826**	**1.360.285**	**29.853.111**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**27**	**18**	**45**	**4.242.883**
Alto Nivel y de Dirección	2	2	4	549.874
Obreros	4	9	13	820.778
Empleados	21	7	28	2.872.231
Jubilados	**72**	**42**	**114**	**10.784.965**
Alto Nivel y de Dirección	24	13	37	5.672.839
Obreros	3	3	6	780.005
Empleados	45	26	71	4.332.121
TOTAL	**99**	**60**	**159**	**15.027.848**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	207.162.328
4.02	Materiales, suministros y mercancías	2.795.595
4.03	Servicios no personales	9.364.707
4.04	Activos reales	1.386.290
4.07	Transferencias y donaciones	2.712.817.673
4.11	Disminución de pasivos	2.573.328
	TOTAL	**2.936.099.921**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.796.242.317**
INGRESOS CORRIENTES ORDINARIOS	2.796.242.317
TRANSFERENCIAS CORRIENTES	2.796.242.317
Transferencias corrientes internas recibidas del sector privado	2.697.592.075
De empresas privadas	2.697.592.075
Transferencias corrientes del sector público	98.650.242
Transferencias corrientes internas recibidas del sector público	98.650.242
De la República	98.650.242
Recursos Ordinarios	98.650.242
1.2 GASTOS CORRIENTES	**2.932.140.303**
GASTOS DE CONSUMO	219.322.630
Remuneraciones	207.162.328
Sueldos, salarios y otras retribuciones	29.910.879
Beneficios y complementos de sueldos y salarios	95.461.011
Aportes patronales	2.893.282
Prestaciones sociales y otras indemnizaciones	27.632.265
Asistencia socioeconómica	51.264.891
Compra de bienes y servicios	12.160.302
Bienes de consumo	2.795.595
Servicios no personales	9.364.707
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.712.817.673
Al sector privado	870.469.786
Transferencias corrientes al sector privado	870.272.036
Directas a personas	15.027.848
Pensiones y otros beneficios asociados	4.242.883
Jubilaciones y otros beneficios asociados	10.784.965
Otras transferencias corrientes internas al sector privado	792.751.565
Transferencias corrientes a Consejos Comunales	62.492.623
Donaciones corrientes al sector privado	197.750
Donaciones a personas	197.750
Al sector público	1.842.347.887
Transferencias corrientes al sector público	1.842.347.887
A los entes descentralizados sin fines empresariales para sus gastos	1.842.347.887
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(135.897.986)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(135.897.986)**
RECURSOS PROPIOS DE CAPITAL	(135.897.986)
Ahorro/ Desahorro en cuenta corriente	(135.897.986)
2.2 GASTOS DE CAPITAL	**1.386.290**
INVERSIÓN REAL DIRECTA	1.386.290
Formación bruta de capital fijo	1.386.290
Maquinaria, equipos y otros bienes muebles	1.386.290
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(137.284.276)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**139.857.604**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	139.857.604
Disminución de otros activos financieros	139.857.604
Disminución de disponibilidades	139.857.604
Disminución de bancos	139.857.604
3.2 APLICACIONES FINANCIERAS	**139.857.604**
DISMINUCIÓN DE PASIVOS	2.573.328
Disminución de cuentas y efectos por pagar	2.573.328
Disminución de otras cuentas y efectos por pagar	2.573.328
Disminución de otras cuentas por pagar a corto plazo	2.573.328
DÉFICIT FINANCIERO	137.284.276

A0937

Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)

SUPERINTENDENCIA DE SERVICIOS DE CERTIFICACIÓN ELECTRÓNICA (SUSCERTE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Superintendencia de Servicios de Certificación Electrónica, tiene la competencia legal de controlar y vigilar el Sistema de Certificación Electrónica. Además, tiene como alcance proveer estándares y herramientas para implementar una tecnología de información óptima en las empresas del sector público, a fin de obtener un mejor funcionamiento y proporcionar niveles de seguridad confiables.

En concordancia con lo antes expuesto, la institución prevé ejecutar un (1) proyecto en el ejercicio fiscal 2013:

0 Impulso del Gobierno Electrónico seguro mediante la apropiación y uso de servicios de firma electrónica por parte de los ciudadanos y ciudadanas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**10.058.500**
INGRESOS CORRIENTES ORDINARIOS	10.058.500
INGRESOS NO TRIBUTARIOS	58.500
Tasas	58.500
TRANSFERENCIAS CORRIENTES	10.000.000
Transferencias corrientes del sector público	10.000.000
Transferencias corrientes internas recibidas del sector público	10.000.000
De la República	10.000.000
INGRESOS DE CAPITAL	**1.870.000**
RECURSOS PROPIOS DE CAPITAL	1.870.000
Incremento de la depreciación y amortización acumuladas	1.870.000
FUENTES DE FINANCIAMIENTO	**400.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	400.000
Disminución de otros activos financieros	400.000
Disminución de disponibilidades	400.000
Disminución de bancos	400.000
TOTAL RECURSOS	**12.328.500**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**12.328.500**
GASTOS DE CONSUMO	12.328.500
Remuneraciones	9.846.519
Sueldos, salarios y otras retribuciones	1.406.340
Beneficios y complementos de sueldos y salarios	4.083.398
Aportes patronales	410.640
Prestaciones sociales y otras indemnizaciones	644.262
Asistencia socioeconómica	1.329.278
Otros gastos de personal	1.972.601
Compra de bienes y servicios	611.981
Bienes de consumo	175.700
Servicios no personales	436.281
Depreciación y amortización	1.870.000
TOTAL GASTOS	**12.328.500**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117565	Impulso del Gobierno Electrónico seguro mediante la apropiación y uso de servicios de firma electrónica por parte de los ciudadanos y ciudadanas	Servicio Prestado			2		6.455.758			6.455.758
	TOTAL						6.455.758			6.455.758

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	400.000	3.076.279			3.476.279
02	Gestión administrativa	1.928.500	467.963			2.396.463
	TOTAL	2.328.500	3.544.242			5.872.742

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**14**	**12**	**3**	**29**	**879.486**	**93.120**	**972.606**
Alto Nivel y de Dirección	1			1	60.000		60.000
Directivo	2	3	3	8	316.800		316.800
Profesional y Técnico	8	9		17	428.958	80.880	509.838
Personal Administrativo	3			3	73.728	12.240	85.968
Personal Contratado	**7**	**5**		**12**	**521.854**		**521.854**
Profesional y Técnico	2	3		5	336.000		336.000
Personal Administrativo	5	2		7	185.854		185.854
TOTAL	**21**	**17**	**3**	**41**	**1.401.340**	**93.120**	**1.494.460**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	9.846.519
4.02	Materiales, suministros y mercancías	175.700
4.03	Servicios no personales	436.281
4.08	Otros gastos	1.870.000
	TOTAL	**12.328.500**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**10.058.500**
INGRESOS CORRIENTES ORDINARIOS	10.058.500
INGRESOS NO TRIBUTARIOS	**58.500**
INGRESOS NO TRIBUTARIOS	58.500
Tasas	58.500
TRANSFERENCIAS CORRIENTES	10.000.000
Transferencias corrientes del sector público	10.000.000
Transferencias corrientes internas recibidas del sector público	10.000.000
De la República	10.000.000
Recursos Ordinarios	10.000.000
1.2 GASTOS CORRIENTES	**12.328.500**
GASTOS DE CONSUMO	12.328.500
Remuneraciones	9.846.519
Sueldos, salarios y otras retribuciones	1.406.340
Beneficios y complementos de sueldos y salarios	4.083.398
Aportes patronales	410.640
Prestaciones sociales y otras indemnizaciones	644.262
Asistencia socioeconómica	1.329.278
Otros gastos de personal	1.972.601
Compra de bienes y servicios	611.981
Bienes de consumo	175.700
Servicios no personales	436.281
Depreciación y amortización	1.870.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(2.270.000)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(400.000)**
RECURSOS PROPIOS DE CAPITAL	(400.000)
Ahorro/ Desahorro en cuenta corriente	(2.270.000)
Incremento de la depreciación y amortización acumuladas	1.870.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(400.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**400.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	400.000
Disminución de otros activos financieros	400.000
Disminución de disponibilidades	400.000
Disminución de bancos	400.000
3.2 APLICACIONES FINANCIERAS	**400.000**
DÉFICIT FINANCIERO	400.000

A1301

Agencia Bolivariana para Actividades Espaciales (ABAE)

AGENCIA BOLIVARIANA PARA ACTIVIDADES ESPACIALES (ABAE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

En fecha 25 de Octubre de 2007, se aprueba en la Gaceta Oficial de República Bolivariana de Venezuela Nº 38.796 la Ley de la Agencia Bolivariana para Actividades Espaciales (ABAE), como Instituto Autónomo de carácter técnico, dotado de personalidad jurídica y patrimonio propio, distinto e independiente del Tesoro Nacional, con potestad financiera, administrativa, presupuestaria, organizativa, técnica, normativa y de gestión de recursos.

En tal sentido ABAE, desarrollará lo siguiente: aplicación y promoción de las propiedades físicas medidas desde satélites, en beneficio del desarrollo nacional, este proyecto tendrá como objetivo la aplicación de la tecnología satelital, en la medición y observación de las propiedades físicas de la tierra que permita la caracterización de yacimientos de interés social y económico a objeto de soportar la toma de decisiones en prospección de recursos naturales y en la producción de información para el desarrollo de proyectos sociales. Incrementar conocimientos y capacidades científicas, tecnológicas e innovativas en el campo de las propiedades físicas medidas desde satélites, para el desarrollo científico-tecnológico del país, en esa materia generar productos geocientíficos en el campo de las propiedades físicas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**63.006.588**
INGRESOS CORRIENTES ORDINARIOS	63.006.588
TRANSFERENCIAS CORRIENTES	63.006.588
Transferencias corrientes del sector público	63.006.588
Transferencias corrientes internas recibidas del sector público	63.006.588
De la República	63.006.588
INGRESOS DE CAPITAL	**125.331.610**
RECURSOS PROPIOS DE CAPITAL	125.331.610
Incremento de la depreciación y amortización acumuladas	125.331.610
FUENTES DE FINANCIAMIENTO	**682.327.328**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	682.327.328
Disminución de otros activos financieros	682.327.328
Disminución de disponibilidades	7.861.700
Disminución de bancos	7.861.700
Disminución de fondos en avance, en anticipo y en fideicomiso	674.465.628
Disminución de fondos en anticipos	212.428.397
Disminución de otros activos financieros circulantes	462.037.231
TOTAL RECURSOS	**870.665.526**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**192.218.145**
GASTOS DE CONSUMO	192.176.145
Remuneraciones	43.828.655
Sueldos, salarios y otras retribuciones	6.677.334
Beneficios y complementos de sueldos y salarios	20.100.894
Aportes patronales	1.085.089
Prestaciones sociales y otras indemnizaciones	5.145.532
Asistencia socioeconómica	9.997.423
Otros gastos de personal	822.383
Compra de bienes y servicios	20.715.880
Bienes de consumo	2.502.054
Servicios no personales	18.213.826
Impuestos indirectos	2.300.000
Depreciación y amortización	125.331.610
TRANSFERENCIAS Y DONACIONES CORRIENTES	42.000
Al sector privado	42.000
Donaciones corrientes al sector privado	42.000
Donaciones a personas	42.000
GASTOS DE CAPITAL	**677.185.681**
INVERSIÓN REAL DIRECTA	677.185.681
Formación bruta de capital fijo	677.115.424
Edificios e instalaciones	125.101
Maquinaria, equipos y otros bienes muebles	2.524.695
Construcciones de bienes de dominio privado	602.201.452
Producción propia (gastos capitalizables)	72.264.176
Impuestos indirectos	72.264.176
Bienes intangibles	70.257
APLICACIONES FINANCIERAS	**1.261.700**
DISMINUCIÓN DE PASIVOS	1.261.700
Disminución de cuentas y efectos por pagar	1.261.700
Disminución de cuentas y efectos por pagar a corto plazo	1.261.700
Disminución de aportes patronales y retenciones laborales por pagar	1.261.700
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	1.261.700
TOTAL GASTOS	**870.665.526**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117613	Construcción y Puesta en marcha del segmento terreno de control del satélite Miranda.	Plataforma satelital			1		18.436.708			18.436.708
117622	Aplicación y promoción de las investigaciones científico-tecnológicas de las propiedades físicas de la tierra medidas desde satélites en beneficio de la soberanía del país.	Informe técnico			12		2.000.581			2.000.581
117665	Construcción y puesta en marcha del Centro de Investigación, Desarrollo e Innovación de la ABAE para el impulso del tejido socio-productivo nacional en el área aeroespacial.	Centros			1	674.465.628	7.859.459			682.325.087
117677	Diseño e implantación de programas educativos y divulgativos en el área aeroespacial, construyendo los procesos de formación científica, técnica y de uso para la apropiación de las tecnologías aeroespacial como herramienta que posibilite el disfrute del buen vivir	Programa			1		1.221.191			1.221.191
117699	Fortalecimiento de la continuidad operativa de la plataforma satelital venezolana, mediante el establecimiento de protocolos para atender las contingencias de la plataforma satelital venezolana, la construcción de infraestructura y procesos de formación científica para la apropiación del conocimiento aeroespacial	Plataforma satelital			1		24.592.861			24.592.861
TOTAL						674.465.628	54.110.800			728.576.428

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	806.123	8.895.788			9.701.911
02	Gestión administrativa	132.387.187				132.387.187
03	Previsión y protección social					
	TOTAL	**133.193.310**	**8.895.788**			**142.089.098**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1**	**3**		**4**	**211.233**		**211.233**
Directivo	1	3		4	211.233		211.233
Personal Contratado	**78**	**137**		**215**	**5.643.601**		**5.643.601**
Profesional y Técnico	69	110		179	5.148.291		5.148.291
Personal Administrativo	9	27		36	495.310		495.310
TOTAL	**79**	**140**		**219**	**5.854.834**		**5.854.834**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	43.828.655
4.02	Materiales, suministros y mercancías	2.502.054
4.03	Servicios no personales	92.778.002
4.04	Activos reales	604.921.505
4.07	Transferencias y donaciones	42.000
4.08	Otros gastos	125.331.610
4.11	Disminución de pasivos	1.261.700
	TOTAL	**870.665.526**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**63.006.588**
INGRESOS CORRIENTES ORDINARIOS	63.006.588
TRANSFERENCIAS CORRIENTES	63.006.588
Transferencias corrientes del sector público	63.006.588
Transferencias corrientes internas recibidas del sector público	63.006.588
De la República	63.006.588
Recursos Ordinarios	63.006.588
1.2 GASTOS CORRIENTES	**192.218.145**
GASTOS DE CONSUMO	192.176.145
Remuneraciones	43.828.655
Sueldos, salarios y otras retribuciones	6.677.334
Beneficios y complementos de sueldos y salarios	20.100.894
Aportes patronales	1.085.089
Prestaciones sociales y otras indemnizaciones	5.145.532
Asistencia socioeconómica	9.997.423
Otros gastos de personal	822.383
Compra de bienes y servicios	20.715.880
Bienes de consumo	2.502.054
Servicios no personales	18.213.826
Impuestos indirectos	2.300.000
Depreciación y amortización	125.331.610
TRANSFERENCIAS Y DONACIONES CORRIENTES	42.000
Al sector privado	42.000
Donaciones corrientes al sector privado	42.000
Donaciones a personas	42.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(129.211.557)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(3.879.947)**
RECURSOS PROPIOS DE CAPITAL	(3.879.947)
Ahorro/ Desahorro en cuenta corriente	(129.211.557)
Incremento de la depreciación y amortización acumuladas	125.331.610

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**677.185.681**
INVERSIÓN REAL DIRECTA	677.185.681
Formación bruta de capital fijo	677.115.424
Edificios e instalaciones	125.101
Maquinaria, equipos y otros bienes muebles	2.524.695
Construcciones de bienes de dominio privado	602.201.452
Producción propia (gastos capitalizables)	72.264.176
Impuestos indirectos	72.264.176
Bienes intangibles	70.257
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(681.065.628)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**682.327.328**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	682.327.328
Disminución de otros activos financieros	682.327.328
Disminución de disponibilidades	7.861.700
Disminución de bancos	7.861.700
Disminución de fondos en avance, en anticipo y en fideicomiso	674.465.628
Disminución de fondos en anticipos	212.428.397
Disminución de otros activos financieros circulantes	462.037.231
3.2 APLICACIONES FINANCIERAS	**682.327.328**
DISMINUCIÓN DE PASIVOS	1.261.700
Disminución de cuentas y efectos por pagar	1.261.700
Disminución de cuentas y efectos por pagar a corto plazo	1.261.700
Disminución de aportes patronales y retenciones laborales por pagar	1.261.700
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	1.261.700
DÉFICIT FINANCIERO	681.065.628

57
Ministerio del Poder Popular para las Comunas y Protección Social

Ministerio del Poder Popular para las Comunas y Protección Social

A0124 Consejo Nacional para las Personas con Discapacidad (CONAPDIS)
A0305 Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)
A0326 Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)
A0480 Fundación Misión Negra Hipólita
A0487 Fundación "Misión Che Guevara"
A0842 Fondo de Desarrollo Microfinanciero (FONDEMI)
A0910 Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)
A0931 Servicio Autónomo Fondo Nacional de Protección de Niños, Niñas y Adolescentes (FNPNNA)
A0950 Instituto Nacional de Servicios Sociales (INASS)
A0953 Servicio Autónomo Fondo Nacional de los Consejos Comunales (SAFONACC)

A0124

Consejo Nacional para las Personas con Discapacidad (CONAPDIS)

CONSEJO NACIONAL PARA LAS PERSONAS CON DISCAPACIDAD (CONAPDIS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Presupuesto 2013 del Consejo Nacional para las Personas con Discapacidad (CONAPDIS), se elaboró en el marco del Plan de Desarrollo Económico y Social de la Nación 2007 – 2013, a través de la directriz de La Suprema Felicidad Social, cuyo objetivo apunta a reducir la miseria a cero y acelerar su disminución, así como atender integralmente a la población en situación de extrema pobreza y máxima exclusión social. Cuenta con recursos por Bs. 80.660.000,00 para gastos de funcionamiento y Proyectos orientados a continuar con acciones dirigidas a prevenir la discapacidad y promover cambios culturales en relación con la discapacidad dentro del territorio de la República Bolivariana de Venezuela tales como:

- "Atención Integral a las personas con discapacidad y sus familias mediante la construcción de un sistema social incluyente de acuerdo al nuevo modelo socialista y revolucionario" con una asignación de Bs. 16.848.000 para alcanzar una meta física consolidada de 24.460 personas atendidas en diferentes ámbitos, como su inserción laboral.

- "Participación activa de las personas con discapacidad a través de los Comités Comunitarios en todo el territorio nacional, para su integración plena y protagónica en la ejecución de las políticas públicas" tiene asignado Bs. 29.484.000 para alcanzar una meta física consolidada de 21.600 participantes (personas con discapacidad) en la comunidad.

- "Consolidación del sistema único de registro y certificación de personas con discapacidad y fiscalización de instituciones y organizaciones de carácter público, privado y mixto, en aras de garantizar la planificación, ejecución, seguimiento y control efectivo" al cual se destinan Bs. 9.828.000,00 para alcanzar una meta de 46.120 personas con discapacidad certificadas

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**80.660.000**
INGRESOS CORRIENTES ORDINARIOS	80.660.000
TRANSFERENCIAS CORRIENTES	80.660.000
Transferencias corrientes del sector público	80.660.000
Transferencias corrientes internas recibidas del sector público	80.660.000
De la República	80.660.000
INGRESOS DE CAPITAL	**918.750**
RECURSOS PROPIOS DE CAPITAL	918.750
Incremento de la depreciación y amortización acumuladas	918.750
TOTAL RECURSOS	**81.578.750**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**77.586.300**
GASTOS DE CONSUMO	74.367.400
Remuneraciones	55.462.675
Sueldos, salarios y otras retribuciones	18.708.000
Beneficios y complementos de sueldos y salarios	6.673.734
Aportes patronales	3.838.231
Prestaciones sociales y otras indemnizaciones	5.120.950
Asistencia socioeconómica	16.229.700
Otros gastos de personal	4.892.060
Compra de bienes y servicios	17.985.975
Bienes de consumo	4.069.600
Servicios no personales	13.916.375
Depreciación y amortización	918.750
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.218.900
Al sector privado	3.218.900
Transferencias corrientes al sector privado	360.000
Directas a personas	360.000
Jubilaciones y otros beneficios asociados	360.000
Donaciones corrientes al sector privado	2.858.900
Donaciones a personas	2.858.900
GASTOS DE CAPITAL	**3.992.450**
INVERSIÓN REAL DIRECTA	3.992.450
Formación bruta de capital fijo	3.992.450
Edificios e instalaciones	1.000.000
Maquinaria, equipos y otros bienes muebles	2.992.450
TOTAL GASTOS	**81.578.750**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118756	Atención Integral a las personas con discapacidad y sus familias mediante la construcción de un sistema social incluyente de acuerdo al nuevo modelo socialista y revolucionario.	Persona Atendida			24.460		16.848.000			16.848.000
118757	Participación activa de las personas con discapacidad a través de los Comités Comunitarios en todo el territorio nacional, para su integración plena y protagónica en la ejecución de las políticas públicas.	Participante			21.600		29.484.000			29.484.000
118758	Consolidación del sistema único de registro y certificación de personas con discapacidad y fiscalización de instituciones y organizaciones de carácter público, privado y mixto, en aras de garantizar la planificación, ejecución, seguimiento y control efectivo.	Certificado			46.120		9.828.000			9.828.000
TOTAL							56.160.000			56.160.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		20.465.000			20.465.000
02	Gestión administrativa	918.750	3.062.500			3.981.250
03	Previsión y protección social		360.000			360.000
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		612.500			612.500
	TOTAL	918.750	24.500.000			25.418.750

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**45**	**84**		**129**	**4.750.000**		**4.750.000**
Directivo	5	6		11	1.195.276		1.195.276
Personal Administrativo	38	60		98	2.809.999		2.809.999
Obrero	2	18		20	744.725		744.725
Personal Contratado	**84**	**89**		**173**	**13.958.000**		**13.958.000**
Profesional y Técnico	52	38		90	9.311.060		9.311.060
Personal Administrativo	30	39		69	3.888.940		3.888.940
Obrero	2	12		14	758.000		758.000
TOTAL	**129**	**173**		**302**	**18.708.000**		**18.708.000**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**3**		**3**	**360.000**
Empleados	3		3	360.000
TOTAL	**3**		**3**	**360.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	55.462.675
4.02	Materiales, suministros y mercancías	4.069.600
4.03	Servicios no personales	13.916.375
4.04	Activos reales	3.992.450
4.07	Transferencias y donaciones	3.218.900
4.08	Otros gastos	918.750
	TOTAL	**81.578.750**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**80.660.000**
INGRESOS CORRIENTES ORDINARIOS	80.660.000
TRANSFERENCIAS CORRIENTES	80.660.000
Transferencias corrientes del sector público	80.660.000
Transferencias corrientes internas recibidas del sector público	80.660.000
De la República	80.660.000
Recursos Ordinarios	80.660.000
1.2 GASTOS CORRIENTES	**77.586.300**
GASTOS DE CONSUMO	74.367.400
Remuneraciones	55.462.675
Sueldos, salarios y otras retribuciones	18.708.000
Beneficios y complementos de sueldos y salarios	6.673.734
Aportes patronales	3.838.231
Prestaciones sociales y otras indemnizaciones	5.120.950
Asistencia socioeconómica	16.229.700
Otros gastos de personal	4.892.060
Compra de bienes y servicios	17.985.975
Bienes de consumo	4.069.600
Servicios no personales	13.916.375
Depreciación y amortización	918.750
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.218.900
Al sector privado	3.218.900
Transferencias corrientes al sector privado	360.000
Directas a personas	360.000
Jubilaciones y otros beneficios asociados	360.000
Donaciones corrientes al sector privado	2.858.900
Donaciones a personas	2.858.900
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.073.700**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.992.450**
RECURSOS PROPIOS DE CAPITAL	3.992.450
Ahorro en cuenta corriente	3.073.700
Incremento de la depreciación y amortización acumuladas	918.750
2.2 GASTOS DE CAPITAL	**3.992.450**
INVERSIÓN REAL DIRECTA	3.992.450
Formación bruta de capital fijo	3.992.450
Edificios e instalaciones	1.000.000
Maquinaria, equipos y otros bienes muebles	2.992.450
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0305

Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)

FUNDACIÓN "CENTRO DE ESTUDIOS BIOLÓGICOS SOBRE CRECIMIENTO Y DESARROLLO DE LA POBLACIÓN VENEZOLANA" (FUNDACREDESA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Centro de Estudios Sobre Crecimiento y Desarrollo de la Población Venezolana (FUNDACREDESA), a través de la ejecución de los Proyectos: "II Estudio Nacional de Crecimiento y Desarrollo Humano de la Población Venezolana" y el "Estudio Nacional de Crecimiento y Desarrollo de los Pueblos Indígenas", aporta un apoyo de documentación e información a las comunidades seleccionadas y a los Organismos del Estado Venezolano, para que estos puedan diseñar y ejecutar medidas, estableciendo políticas tendentes a promover la justicia social, mediante la incorporación progresiva de sectores sociales excluidos del goce de bienestar general, garantizando el disfrute de los derechos sociales de forma universal y equitativa, promover la participación social, orientada a la mejoras de las Condiciones de Vida de la Población Venezolana, para lo cual se destinan en 2013 un presupuesto de Bs. 103.265.547 para gastos de funcionamiento y los siguientes proyectos:

- "II Estudio Nacional de Crecimiento y Desarrollo Humano de la Población Venezolana", con el cual se pretende culminar el análisis, publicación y divulgación de los resultados en cuanto al crecimiento y desarrollo integral de los venezolanos, lo que permitirá dar aportes al diseño de políticas y programas sociales que contribuyan a la construcción del estado comunal, mediante la publicación de ocho (8) documentos con los resultados del análisis de los datos recopilados

- "Estudio de Condiciones de Vida en los Pueblos Indígenas Yanomami, Yekuana, Wayúu y Añú. (ECOVIPI)".

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**82.687.200**
INGRESOS CORRIENTES ORDINARIOS	82.687.200
TRANSFERENCIAS CORRIENTES	82.687.200
Transferencias corrientes del sector público	82.687.200
Transferencias corrientes internas recibidas del sector público	82.687.200
De la República	82.687.200
FUENTES DE FINANCIAMIENTO	**20.578.347**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	20.578.347
Disminución de otros activos financieros	20.578.347
Disminución de disponibilidades	20.578.347
Disminución de bancos	20.578.347
TOTAL RECURSOS	**103.265.547**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**79.587.952**
GASTOS DE CONSUMO	77.943.952
Remuneraciones	51.961.853
Sueldos, salarios y otras retribuciones	15.025.355
Aportes patronales	1.678.342
Prestaciones sociales y otras indemnizaciones	4.166.569
Asistencia socioeconómica	17.579.286
Otros gastos de personal	13.512.301
Compra de bienes y servicios	20.932.901
Bienes de consumo	6.971.145
Servicios no personales	13.961.756
Impuestos indirectos	5.049.198
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.644.000
Al sector privado	1.644.000
Transferencias corrientes al sector privado	1.644.000
Directas a personas	1.244.000
Jubilaciones y otros beneficios asociados	844.000
Otras transferencias directas a personas	400.000
A instituciones sin fines de lucro	400.000
GASTOS DE CAPITAL	**23.237.595**
INVERSIÓN REAL DIRECTA	23.237.595
Formación bruta de capital fijo	23.237.595
Maquinaria, equipos y otros bienes muebles	19.679.955
Construcciones de bienes de dominio privado	3.557.640
APLICACIONES FINANCIERAS	**440.000**
DISMINUCIÓN DE PASIVOS	440.000
Disminución de otros pasivos	440.000
Disminución de otros pasivos a corto plazo	440.000
TOTAL GASTOS	**103.265.547**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118898	Estudio de Condiciones de Vida en los Pueblos Indígenas Yanomami, Yekuana, Wayúu y Añú (ECOVIPI).	Informe			4		40.000.000			40.000.000
118946	II Estudio Nacional de Crecimiento y Desarrollo Humano de la Población Venezolana (SENACREDH) 2013.	Publicación			8		17.000.000			17.000.000
TOTAL							57.000.000			57.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	14.300.424	19.493.728			33.794.152
02	Gestión administrativa	6.277.923	4.849.472			11.127.395
03	Previsión y protección social		844.000			844.000
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		500.000			500.000
TOTAL		20.578.347	25.687.200			46.265.547

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	44	31	34	109	7.102.126		7.102.126
Directivo	16	10	13	39	3.679.512		3.679.512
Profesional y Técnico	5	8	5	18	1.092.289		1.092.289
Personal Administrativo	14	7	4	25	1.097.653		1.097.653
Personal de Investigación	6		10	16	902.672		902.672
Obrero	3	6	2	11	330.000		330.000
Personal Contratado	37	92		129	7.923.229		7.923.229
Directivo	2	6		8	557.708		557.708
Profesional y Técnico	35	86		121	7.365.521		7.365.521
TOTAL	81	123	34	238	15.025.355		15.025.355

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	9	3	12	844.000
Alto Nivel y de Dirección	3	1	4	361.080
Obreros	1	1	2	73.706
Empleados	5	1	6	409.214
TOTAL	9	3	12	844.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	51.961.853
4.02	Materiales, suministros y mercancías	6.971.145
4.03	Servicios no personales	19.010.954
4.04	Activos reales	23.237.595
4.07	Transferencias y donaciones	1.644.000
4.11	Disminución de pasivos	440.000
	TOTAL	**103.265.547**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**82.687.200**
INGRESOS CORRIENTES ORDINARIOS	82.687.200
TRANSFERENCIAS CORRIENTES	82.687.200
Transferencias corrientes del sector público	82.687.200
Transferencias corrientes internas recibidas del sector público	82.687.200
De la República	82.687.200
Recursos Ordinarios	82.687.200
1.2 GASTOS CORRIENTES	**79.587.952**
GASTOS DE CONSUMO	77.943.952
Remuneraciones	51.961.853
Sueldos, salarios y otras retribuciones	15.025.355
Aportes patronales	1.678.342
Prestaciones sociales y otras indemnizaciones	4.166.569
Asistencia socioeconómica	17.579.286
Otros gastos de personal	13.512.301
Compra de bienes y servicios	20.932.901
Bienes de consumo	6.971.145
Servicios no personales	13.961.756
Impuestos indirectos	5.049.198
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.644.000
Al sector privado	1.644.000
Transferencias corrientes al sector privado	1.644.000
Directas a personas	1.244.000
Jubilaciones y otros beneficios asociados	844.000
Otras transferencias directas a personas	400.000
A instituciones sin fines de lucro	400.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.099.248**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.099.248**
RECURSOS PROPIOS DE CAPITAL	3.099.248
Ahorro en cuenta corriente	3.099.248
2.2 GASTOS DE CAPITAL	**23.237.595**
INVERSIÓN REAL DIRECTA	23.237.595
Formación bruta de capital fijo	23.237.595
Maquinaria, equipos y otros bienes muebles	19.679.955
Construcciones de bienes de dominio privado	3.557.640
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(20.138.347)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**20.578.347**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	20.578.347
Disminución de otros activos financieros	20.578.347
Disminución de disponibilidades	20.578.347
Disminución de bancos	20.578.347
3.2 APLICACIONES FINANCIERAS	**20.578.347**
DISMINUCIÓN DE PASIVOS	440.000
Disminución de otros pasivos	440.000
Disminución de otros pasivos a corto plazo	440.000
DÉFICIT FINANCIERO	20.138.347

A0326

Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)

FUNDACIÓN PARA EL DESARROLLO Y PROMOCIÓN DEL PODER COMUNAL (FUNDACOMUNAL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL), Tomando como base fundamental los lineamientos generales establecidos por el órgano rector y el Plan de Desarrollo Económico Social 2007-2013, siguiendo la Directriz Estratégica de la "Democracia Protagónica Revolucionaria" y como política principal "Promover la Formación de la Organización Social, para el Presupuesto 2013, cuenta con Bs. 260.000.000,00, destinados a gastos de funcionamiento y la ejecución de los siguientes Proyectos

- Acompañamiento Técnico Integral a las Instancias del Poder Popular en el marco de las Grandes Misiones Sociales, estima atender a los Consejos Comunales vigentes, bridándoles acompañamiento técnico en las distintas fases que componen el ciclo comunal.

- Consolidación de los Gobiernos Comunitarios pretende abordar a las instancias del Poder Popular (Consejos Comunales vigentes) que aun no se han empoderado de los instrumentos que el Estado le ha proporcionado para ejercer a plenitud el gobierno comunitario.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**260.000.000**
INGRESOS CORRIENTES ORDINARIOS	260.000.000
TRANSFERENCIAS CORRIENTES	260.000.000
Transferencias corrientes del sector público	260.000.000
Transferencias corrientes internas recibidas del sector público	260.000.000
De la República	260.000.000
INGRESOS DE CAPITAL	**3.500.000**
RECURSOS PROPIOS DE CAPITAL	3.500.000
Incremento de la depreciación y amortización acumuladas	3.500.000
FUENTES DE FINANCIAMIENTO	**20.000.000**
INCREMENTO DE PASIVOS	20.000.000
Incremento de cuentas y efectos por pagar	20.000.000
Incremento de cuentas y efectos por pagar a corto plazo	20.000.000
Incremento de sueldos, salarios y otras remuneraciones por pagar	15.000.000
Incremento de aportes patronales y retenciones laborales por pagar	5.000.000
Seguros Sociales (IVSS)	3.000.000
Incremento de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	750.000
Incremento de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	250.000
Incremento de aportes patronales y retenciones laborales por pagar al fondo de Ahorro obligatorio para la vivienda (FAOV)	1.000.000
TOTAL RECURSOS	**283.500.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**255.952.663**
GASTOS DE CONSUMO	239.945.262
Remuneraciones	178.756.574
Sueldos, salarios y otras retribuciones	59.437.086
Beneficios y complementos de sueldos y salarios	63.242.468
Aportes patronales	7.955.390
Prestaciones sociales y otras indemnizaciones	13.370.518
Asistencia socioeconómica	34.209.321
Otros gastos de personal	541.791
Compra de bienes y servicios	57.688.688
Bienes de consumo	21.450.697
Servicios no personales	36.237.991
Depreciación y amortización	3.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	16.007.401
Al sector privado	16.007.401
Transferencias corrientes al sector privado	16.007.401
Directas a personas	15.507.401
Pensiones y otros beneficios asociados	1.265.291
Jubilaciones y otros beneficios asociados	10.567.110
Otras transferencias directas a personas	3.675.000
Transferencias corrientes a Consejos Comunales	500.000
GASTOS DE CAPITAL	**7.547.337**
INVERSIÓN REAL DIRECTA	7.547.337
Formación bruta de capital fijo	7.547.337
Maquinaria, equipos y otros bienes muebles	7.547.337
APLICACIONES FINANCIERAS	**20.000.000**
INVERSIÓN FINANCIERA	20.000.000
Incremento de otros activos financieros	20.000.000
Incremento de disponibilidades	20.000.000
Incremento de caja	20.000.000
TOTAL GASTOS	**283.500.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118809	Acompañamiento Técnico Integral a las Instancias del Poder Popular En el Marco de las Grandes Misiones Sociales.	Consejo Comunal			39.837		20.317.905			20.317.905
119090	Consolidación de los Gobiernos Comunitarios	Consejo Comunal			9.250		159.682.095			159.682.095
TOTAL							180.000.000			180.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		44.711.964			44.711.964
02	Gestión administrativa	23.500.000	23.410.658			46.910.658
03	Previsión y protección social		11.877.378			11.877.378
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres					
TOTAL		23.500.000	80.000.000			103.500.000

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**310**	**199**		**509**	**12.270.828**	**479.091**	**12.749.919**
Alto Nivel y de Dirección	142	85		227	6.947.598		6.947.598
Profesional y Técnico	101	68		169	3.629.811	348.471	3.978.282
Personal Administrativo	67	46		113	1.693.419	130.620	1.824.039
Personal Contratado	**1.358**	**2.036**		**3.394**	**47.006.561**		**47.006.561**
Profesional y Técnico	1.250	1.873		3.123	38.984.248		38.984.248
Personal Administrativo	108	163		271	8.022.313		8.022.313
TOTAL	**1.668**	**2.235**		**3.903**	**59.277.389**	**479.091**	**59.756.480**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**29**	**21**	**50**	**1.179.338**
Empleados	29	21	50	1.179.338
Jubilados	**221**	**117**	**338**	**10.653.063**
Empleados	221	117	338	10.653.063
TOTAL	**250**	**138**	**388**	**11.832.401**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	178.756.574
4.02	Materiales, suministros y mercancías	21.450.697
4.03	Servicios no personales	36.237.991
4.04	Activos reales	7.547.337
4.05	Activos financieros	20.000.000
4.07	Transferencias y donaciones	16.007.401
4.08	Otros gastos	3.500.000
	TOTAL	**283.500.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**260.000.000**
INGRESOS CORRIENTES ORDINARIOS	260.000.000
TRANSFERENCIAS CORRIENTES	260.000.000
Transferencias corrientes del sector público	260.000.000
Transferencias corrientes internas recibidas del sector público	260.000.000
De la República	260.000.000
Recursos Ordinarios	260.000.000
1.2 GASTOS CORRIENTES	**255.952.663**
GASTOS DE CONSUMO	239.945.262
Remuneraciones	178.756.574
Sueldos, salarios y otras retribuciones	59.437.086
Beneficios y complementos de sueldos y salarios	63.242.468
Aportes patronales	7.955.390
Prestaciones sociales y otras indemnizaciones	13.370.518
Asistencia socioeconómica	34.209.321
Otros gastos de personal	541.791
Compra de bienes y servicios	57.688.688
Bienes de consumo	21.450.697
Servicios no personales	36.237.991
Depreciación y amortización	3.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	16.007.401
Al sector privado	16.007.401
Transferencias corrientes al sector privado	16.007.401
Directas a personas	15.507.401
Pensiones y otros beneficios asociados	1.265.291
Jubilaciones y otros beneficios asociados	10.567.110
Otras transferencias directas a personas	3.675.000
Transferencias corrientes a Consejos Comunales	500.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**4.047.337**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**7.547.337**
RECURSOS PROPIOS DE CAPITAL	7.547.337
Ahorro en cuenta corriente	4.047.337
Incremento de la depreciación y amortización acumuladas	3.500.000
2.2 GASTOS DE CAPITAL	**7.547.337**
INVERSIÓN REAL DIRECTA	7.547.337
Formación bruta de capital fijo	7.547.337
Maquinaria, equipos y otros bienes muebles	7.547.337
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**20.000.000**
INCREMENTO DE PASIVOS	20.000.000
Incremento de cuentas y efectos por pagar	20.000.000
Incremento de cuentas y efectos por pagar a corto plazo	20.000.000
Incremento de sueldos, salarios y otras remuneraciones por pagar	15.000.000
Incremento de aportes patronales y retenciones laborales por pagar	5.000.000
Incremento de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	3.000.000
Incremento de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	750.000
Incremento de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	250.000
Incremento de aportes patronales y retenciones laborales por pagar al fondo de Ahorro obligatorio para la vivienda (FAOV)	1.000.000
3.2 APLICACIONES FINANCIERAS	**20.000.000**
INVERSIÓN FINANCIERA	20.000.000
Incremento de otros activos financieros	20.000.000
Incremento de disponibilidades	20.000.000
Incremento de caja	20.000.000

A0480

Fundación Misión Negra Hipólita

FUNDACIÓN MISIÓN NEGRA HIPÓLITA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Misión Negra Hipólita surge en Enero del 2006, inicialmente como una Comisión Presidencial conformada por varios ministerios y entes gubernamentales y posteriormente, en Diciembre de 2007 se constituye como Fundación, teniendo como pilar fundamental la inclusión social y protección social de ciudadanos y ciudadanas que han vivido en situación de calle y máxima exclusión social.

En la Fundación Misión Negra Hipólita se desarrolla el programa de inclusión social enmarcado en el nuevo modelo socialista y humanista, dando cumplimiento a las políticas emanadas del Proyecto Simón Bolívar (2007-2013), en su directriz de la suprema felicidad social; es decir, la construcción de una estructura social incluyente que persigue reducir la miseria a cero, utilizando como estrategia y política la atención a las personas en máxima exclusión social para que superen la pobreza, en el periodo fiscal 2013, Partiendo de la complejidad que significa la inclusión social la FMNH como ente y asignación expresa del Ministerio del Poder Popular para las Comunas y Protección Social es responsable de la gestión, coordinación y seguimiento de las acciones tendentes al rescate, la protección, integración, capacitación, desarrollo y promoción de los grupos vulnerables y excluidos socialmente, ubicados en zonas urbanas y rurales. La calidad en atención y servicio, implica la optimización de los espacios, la dotación de bienes y servicios acorde a las necesidades de la población atendida y la calificación y especialización de los trabajadores, trabajadora y voluntaria. A través de la formación en distintas áreas que posibiliten la transformación de las relaciones sociales consigo mismo y con el entorno que apuntan hacia los valores, creencias, intereses, conductas, rutinas, desempeño de roles entre otros. La Fundación ejecutará el Proyecto Inclusión Social a Ciudadanas y Ciudadanos en Situación de Calle y sus Grupos Familiares por Bs. 376.132.945,00 a un total de 7.337 ciudadanos, clasificados de la siguiente manera beneficiarios femeninos 1321 y beneficiarios masculinos 6016.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**501.510.593**
INGRESOS CORRIENTES ORDINARIOS	501.510.593
TRANSFERENCIAS CORRIENTES	501.510.593
Transferencias corrientes del sector público	501.510.593
Transferencias corrientes internas recibidas del sector público	501.510.593
De la República	501.510.593
INGRESOS DE CAPITAL	**1.000.000**
RECURSOS PROPIOS DE CAPITAL	1.000.000
Incremento de la depreciación y amortización acumuladas	1.000.000
TOTAL RECURSOS	**502.510.593**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**467.859.792**
GASTOS DE CONSUMO	437.759.792
Remuneraciones	342.457.693
Sueldos, salarios y otras retribuciones	88.100.000
Beneficios y complementos de sueldos y salarios	122.766.826
Aportes patronales	13.444.588
Prestaciones sociales y otras indemnizaciones	29.000.000
Asistencia socioeconómica	89.146.279
Compra de bienes y servicios	85.221.599
Bienes de consumo	36.207.000
Servicios no personales	49.014.599
Impuestos indirectos	9.080.500
Depreciación y amortización	1.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	30.100.000
Al sector privado	30.100.000
Transferencias corrientes al sector privado	4.500.000
Otras transferencias corrientes internas al sector privado	4.500.000
Donaciones corrientes al sector privado	25.600.000
Donaciones a personas	24.600.000
Donaciones a instituciones sin fines de lucro	1.000.000
GASTOS DE CAPITAL	**34.650.801**
INVERSIÓN REAL DIRECTA	34.650.801
Formación bruta de capital fijo	34.650.801
Maquinaria, equipos y otros bienes muebles	34.650.801
TOTAL GASTOS	**502.510.593**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118781	Inclusión Social a Ciudadanas y Ciudadanos en Situación de Calle y sus Grupos Familiares.	Ciudadano (a)	1.321	6.016	7.337		376.132.945			376.132.945
TOTAL							376.132.945			376.132.945

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		82.000.000			82.000.000
02	Gestión administrativa	1.000.000	43.377.648			44.377.648
03	Previsión y protección social					
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres					
TOTAL		1.000.000	125.377.648			126.377.648

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**1.283**	**1.317**		**2.600**	**86.800.000**		**86.800.000**
Directivo	88	105		193	13.880.290		13.880.290
Profesional y Técnico	425	137		562	25.099.181		25.099.181
Personal Administrativo	694	1.014		1.708	40.050.938		40.050.938
Personal Docente	48	31		79	4.359.810		4.359.810
Personal Médico	28	30		58	3.409.781		3.409.781
TOTAL	**1.283**	**1.317**		**2.600**	**86.800.000**		**86.800.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	342.457.693
4.02	Materiales, suministros y mercancías	36.207.000
4.03	Servicios no personales	58.095.099
4.04	Activos reales	34.650.801
4.07	Transferencias y donaciones	30.100.000
4.08	Otros gastos	1.000.000
	TOTAL	**502.510.593**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**501.510.593**
INGRESOS CORRIENTES ORDINARIOS	501.510.593
TRANSFERENCIAS CORRIENTES	501.510.593
Transferencias corrientes del sector público	501.510.593
Transferencias corrientes internas recibidas del sector público	501.510.593
De la República	501.510.593
Recursos Ordinarios	501.510.593
Ministerio del Poder Popular del Despacho de la Presidencia	261.510.593
Recursos Ordinarios	261.510.593
Ministerio del Poder Popular para las Comunas y Protección Social	240.000.000
Recursos Ordinarios	240.000.000
1.2 GASTOS CORRIENTES	**467.859.792**
GASTOS DE CONSUMO	437.759.792
Remuneraciones	342.457.693
Sueldos, salarios y otras retribuciones	88.100.000
Beneficios y complementos de sueldos y salarios	122.766.826
Aportes patronales	13.444.588
Prestaciones sociales y otras indemnizaciones	29.000.000
Asistencia socioeconómica	89.146.279
Compra de bienes y servicios	85.221.599
Bienes de consumo	36.207.000
Servicios no personales	49.014.599
Impuestos indirectos	9.080.500
Depreciación y amortización	1.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	30.100.000
Al sector privado	30.100.000
Transferencias corrientes al sector privado	4.500.000
Otras transferencias corrientes internas al sector privado	4.500.000
Donaciones corrientes al sector privado	25.600.000
Donaciones a personas	24.600.000
Donaciones a instituciones sin fines de lucro	1.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**33.650.801**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**34.650.801**
RECURSOS PROPIOS DE CAPITAL	34.650.801
Ahorro en cuenta corriente	33.650.801
Incremento de la depreciación y amortización acumuladas	1.000.000
2.2 GASTOS DE CAPITAL	**34.650.801**
INVERSIÓN REAL DIRECTA	34.650.801
Formación bruta de capital fijo	34.650.801
Maquinaria, equipos y otros bienes muebles	34.650.801
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0487

Fundación "Misión Che Guevara"

FUNDACIÓN "MISIÓN CHE GUEVARA"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Presupuesto 2013 de la Fundación Misión Che Guevara se sustenta en los principios de calidad, disciplina, eficiencia y productividad del gasto, y se orienta al máximo aprovechamiento de los recursos públicos asignados, de forma racional y eficiente, para impulsar el nuevo modelo productivo socialista y a la creación de nuevas formas de organización y participación de los ciudadanos y ciudadanas en todo el territorio nacional, en el marco de los lineamientos nacionales "Establecimiento de un Modelo Productivo" definido en el Plan de Desarrollo Económico y Social 2007-2013. La inversión programada incluye los siguientes proyectos:

PROYECTOS:

- "Organización y Fortalecimiento de la Fuerza de Trabajo Socialista Año 2013", prevé organizar 22.266 brigadistas, con una inversión de Bs. 54.273.838, para contribuir a la organización de la fuerza de trabajo bajo principios socialistas en los diferentes espacios comunales y el reimpulso de proyectos productivos, de infraestructura y sociales, a través de la creación y fortalecimiento de las Brigadas Socialista de Trabajo, en articulación con los organismos que tienen competencia en materia de formación técnica y sociopolítica en la asignación de medios de producción social (tierras, maquinaria, equipos, entre otros), la ejecución del proyecto permitirá la organización de personas en Brigadas Socialista de Trabajo (BST) que impulsen la conformación de unidades productivas comunitarias que gestionen bajo los principios socialistas, para establecer prácticas políticas que transformen progresivamente el concepto de trabajo como mercancía al trabajo como deber social y el desarrollo de proyectos socioproductivos para satisfacer las necesidades de las comunidades.

- "Plan para la Inserción Laboral y Socio productiva de la Misión Che Guevara 2013", prevé insertar a 1898 Misioneros y Misioneras, con una inversión de Bs. 12.744.184, a través de la organización de la fuerza de trabajo integrada por misioneros y misioneras egresados de los programas formativos del Instituto Nacional de Capacitación y Educación Socialista (I.N.C.E.S); así como también personas que de acuerdo a sus conocimientos hayan recibido una certificación de saberes (jóvenes y adultos excluidos del aparato productivo e integrantes de los Consejos Comunales en general), a fin de lograr su inclusión en el aparato productivo nacional, a través del desarrollo de proyectos productivos o su inserción laboral mediante alianzas estratégicas con empresas públicas prestadoras de servicios, todo ello a los fines de que se puedan mejorar sus condiciones de vida y en consecuencia disminuir los niveles de desempleos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**81.137.366**
INGRESOS CORRIENTES ORDINARIOS	81.137.366
TRANSFERENCIAS CORRIENTES	81.137.366
Transferencias corrientes del sector público	81.137.366
Transferencias corrientes internas recibidas del sector público	81.137.366
De la República	81.137.366
INGRESOS DE CAPITAL	**280.000**
RECURSOS PROPIOS DE CAPITAL	280.000
Incremento de la depreciación y amortización acumuladas	280.000
FUENTES DE FINANCIAMIENTO	**10.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	10.000.000
Disminución de otros activos financieros	10.000.000
Disminución de disponibilidades	10.000.000
Disminución de caja	10.000.000
TOTAL RECURSOS	**91.417.366**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**89.927.386**
GASTOS DE CONSUMO	72.548.604
Remuneraciones	55.200.187
Sueldos, salarios y otras retribuciones	15.359.404
Beneficios y complementos de sueldos y salarios	13.366.683
Prestaciones sociales y otras indemnizaciones	4.149.558
Asistencia socioeconómica	22.324.542
Compra de bienes y servicios	15.751.614
Bienes de consumo	7.493.593
Servicios no personales	8.258.021
Impuestos indirectos	1.316.803
Depreciación y amortización	280.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	17.378.782
Al sector privado	17.238.782
Transferencias corrientes al sector privado	11.495.000
Otras transferencias corrientes internas al sector privado	11.495.000
Donaciones corrientes al sector privado	5.743.782
Donaciones a personas	4.743.782
Donaciones a instituciones sin fines de lucro	1.000.000
Al sector público	140.000
Donaciones corrientes al sector público	140.000
A la República	140.000
GASTOS DE CAPITAL	**1.489.980**
INVERSIÓN REAL DIRECTA	1.489.980
Formación bruta de capital fijo	1.489.980
Maquinaria, equipos y otros bienes muebles	1.419.980
Construcciones de bienes de dominio privado	70.000
TOTAL GASTOS	**91.417.366**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118777	Organización y Fortalecimiento de la Fuerza de Trabajo Socialista, año 2013	Persona Beneficiada			22.266	559.056	53.714.782			54.273.838
118783	Plan para la Inserción Laboral y Socio Productiva de la Misión Che Guevara 2013	Misionero (a)	760	1.138	1.898		12.744.184			12.744.184
TOTAL						559.056	66.458.966			67.018.022

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	5.000.000	11.519.565			16.519.565
02	Gestión administrativa	4.720.944	3.158.835			7.879.779
03	Previsión y protección social					
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres					
TOTAL		9.720.944	14.678.400			24.399.344

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**114**	**131**		**245**	**15.359.404**		**15.359.404**
Directivo	16	27		43	2.695.733		2.695.733
Profesional y Técnico	46	55		101	6.331.836		6.331.836
Personal Administrativo	46	18		64	4.012.252		4.012.252
Obrero	6	31		37	2.319.583		2.319.583
TOTAL	**114**	**131**		**245**	**15.359.404**		**15.359.404**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	55.200.187
4.02	Materiales, suministros y mercancías	7.493.593
4.03	Servicios no personales	9.574.824
4.04	Activos reales	1.489.980
4.07	Transferencias y donaciones	17.378.782
4.08	Otros gastos	280.000
	TOTAL	**91.417.366**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**81.137.366**
INGRESOS CORRIENTES ORDINARIOS	81.137.366
TRANSFERENCIAS CORRIENTES	81.137.366
Transferencias corrientes del sector público	81.137.366
Transferencias corrientes internas recibidas del sector público	81.137.366
De la República	81.137.366
Recursos Ordinarios	81.137.366
Ministerio del Poder Popular del Despacho de la Presidencia	32.209.366
Recursos Ordinarios	32.209.366
Ministerio del Poder Popular para las Comunas y Protección Social	48.928.000
Recursos Ordinarios	48.928.000
1.2 GASTOS CORRIENTES	**89.927.386**
GASTOS DE CONSUMO	72.548.604
Remuneraciones	55.200.187
Sueldos, salarios y otras retribuciones	15.359.404
Beneficios y complementos de sueldos y salarios	13.366.683
Prestaciones sociales y otras indemnizaciones	4.149.558
Asistencia socioeconómica	22.324.542
Compra de bienes y servicios	15.751.614
Bienes de consumo	7.493.593
Servicios no personales	8.258.021
Impuestos indirectos	1.316.803
Depreciación y amortización	280.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	17.378.782
Al sector privado	17.238.782
Transferencias corrientes al sector privado	11.495.000
Otras transferencias corrientes internas al sector privado	11.495.000
Donaciones corrientes al sector privado	5.743.782
Donaciones a personas	4.743.782
Donaciones a instituciones sin fines de lucro	1.000.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Al sector público	140.000
Donaciones corrientes al sector público	140.000
A la República	140.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(8.790.020)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(8.510.020)**
RECURSOS PROPIOS DE CAPITAL	(8.510.020)
Desahorro en cuenta corriente	(8.790.020)
Incremento de la depreciación y amortización acumuladas	280.000
2.2 GASTOS DE CAPITAL	**1.489.980**
INVERSIÓN REAL DIRECTA	1.489.980
Formación bruta de capital fijo	1.489.980
Maquinaria, equipos y otros bienes muebles	1.419.980
Construcciones de bienes de dominio privado	70.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(10.000.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**10.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	10.000.000
Disminución de otros activos financieros	10.000.000
Disminución de disponibilidades	10.000.000
Disminución de caja	10.000.000
3.2 APLICACIONES FINANCIERAS	**10.000.000**
DÉFICIT FINANCIERO	10.000.000

A0842

Fondo de Desarrollo Microfinanciero (FONDEMI)

FONDO DE DESARROLLO MICROFINANCIERO (FONDEMI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Para el año 2013, el Fondo de Desarrollo Microfinanciero (FONDEMI), tributa a la profundización de Planes y Programas de trabajo sobre la base de los procesos de transformación que se han llevado a cabo en las Comunidades orientados hacia la construcción de la sociedad socialista, generando nuevas formas de organización del poder popular para impulsar un desarrollo integral comunitario y fortalecer la economía comunal, lo que permitirá continuar con el estímulo al Sistema Microfinanciero del País de manera cónsona con la Organización y Participación Comunal dentro de las Comunidades. La Organización y Participación Comunal compromete al FONDEMI hacia una expansión interna que pretende dar alcance al mayor número de comunidades posibles en el entorno nacional.

Es por ello que FONDEMI busca a través de su proyecto “Conformación y Formación de Organizaciones del Poder Popular para su Financiamiento y Acompañamiento Integral hacia la Construcción del Modelo Productivo Socialista” estimular y promover la participación protagónica del pueblo en la construcción de un nuevo modelo económico fundamentado en los principios de justicia social, mediante el financiamiento de 220 Organizaciones del Poder Popular tales como: Bancos de la Comuna Socialistas y Consejos Comunales e impartir 14.504 talleres para formar en el área técnico-administrativa, social y en ética socialista a voceras y voceros de las Organizaciones del Poder Popular y a trabajadores de las Organizaciones Socio-Productivas Comunitarias tales como: Empresas de Propiedad Social Directa Comunal (EPSDC), Empresas de Propiedad Social Indirecta Comunal (EPSIC) y Unidades de Producción Familiar (UPF), además de conformar 1.200 Organizaciones del Poder Popular y Organizaciones Socio-Productivas Comunitarias y brindar 162 Herramientas de Información para el impulso del financiamiento comunal, lo que permitirán beneficiar a 10.520 Voceras y Voceros de Organizaciones del Poder Popular (5.840 femeninos y 4.680 masculinos) y 9.998 trabajadores y trabajadoras de Organizaciones Socio-Productivas Comunitarias (5.508 trabajadoras y 4.490 trabajadores).

Asimismo, FONDEMI contribuye al crecimiento de las redes socio-productivas y a generar nuevos Sistemas distribución de la producción comunal, sobre la base del fortalecimiento del ciclo productivo mediante el proyecto “Acompañamiento Integral a las Organizaciones Socio-Productivas para el fortalecimiento del Ciclo Productivo orientado al Desarrollo de la Economía Socialista” a fin de garantizar la producción, transformación, distribución, el intercambio y consumo de los bienes y servicios de producción comunal como un mecanismo para el desarrollo de la Economía Comunal. Este proyecto tiene como propósito brindar Asistencia Técnica a 17.030 Productores Comunales de las Organizaciones Socio-Productivas Comunitarias financiadas por el FONDEMI, Promover 390 Espacios de Intercambio Socio-Productivo, Impulsar el Sistema de Distribución de la Producción Comunal mediante 166 rutas de distribución y Conformar 06 Redes socio-productivas, donde se favorezca la producción y la distribución de la producción comunal para su intercambio y de esta manera potenciar el Ciclo Productivo Comunal, beneficiando directamente a 17.030 Productores Comunales (10.138 Femenino y 6.892 Masculino)

El Presupuesto del Fondo de Desarrollo Microfinanciero (FONDEMI), para el ejercicio fiscal 2012 es de Bs. 319.821.025 el cual se orientará a la ejecución de los Proyectos y cubrir los gastos de funcionamiento de la Institución.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**110.444.382**
INGRESOS CORRIENTES ORDINARIOS	110.444.382
TRANSFERENCIAS CORRIENTES	105.000.000
Transferencias corrientes del sector público	105.000.000
Transferencias corrientes internas recibidas del sector público	105.000.000
De la República	105.000.000
OTROS INGRESOS	5.444.382
Otros ingresos ajenos a la operación	5.444.382
INGRESOS DE CAPITAL	**66.300.230**
RECURSOS PROPIOS DE CAPITAL	700.230
Incremento de la depreciación y amortización acumuladas	700.230
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	65.600.000
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	65.600.000
Al sector privado	65.600.000
FUENTES DE FINANCIAMIENTO	**143.076.413**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	143.076.413
Disminución de otros activos financieros	143.076.413
Disminución de disponibilidades	143.076.413
Disminución de caja	48.153
Disminución de bancos	68.344.796
Disminución de inversiones temporales	74.683.464
TOTAL RECURSOS	**319.821.025**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**116.844.612**
GASTOS DE CONSUMO	112.244.612
Remuneraciones	84.000.000
Sueldos, salarios y otras retribuciones	26.186.254
Beneficios y complementos de sueldos y salarios	22.204.976
Aportes patronales	4.182.469
Prestaciones sociales y otras indemnizaciones	8.177.955
Asistencia socioeconómica	14.581.352
Otros gastos de personal	8.666.994
Compra de bienes y servicios	27.544.382
Bienes de consumo	9.800.000
Servicios no personales	17.744.382
Depreciación y amortización	700.230
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.600.000
Al sector privado	4.600.000
Transferencias corrientes al sector privado	3.000.000
Transferencias corrientes a Consejos Comunales	3.000.000
Donaciones corrientes al sector privado	1.600.000
Donaciones a personas	1.500.000
Donaciones a instituciones sin fines de lucro	100.000
GASTOS DE CAPITAL	**201.976.413**
INVERSIÓN REAL DIRECTA	4.800.000
Formación bruta de capital fijo	4.800.000
Maquinaria, equipos y otros bienes muebles	4.800.000
INVERSIÓN FINANCIERA	197.176.413
Concesión de préstamos a largo plazo	197.176.413
Al sector privado	197.176.413
APLICACIONES FINANCIERAS	**1.000.000**
DISMINUCIÓN DE PASIVOS	1.000.000
Disminución de cuentas y efectos por pagar	1.000.000
Disminución de cuentas y efectos por pagar a corto plazo	1.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	400.000
Disminución cuentas por pagar a proveedores a corto plazo	600.000
TOTAL GASTOS	**319.821.025**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118773	Acompañamiento integral a las Organizaciones Socio-Productivas para el fortalecimiento del Ciclo Productivo orientado al desarrollo de la Economía Socialista.	Productor			17.030	23.368.000	19.000.000			42.368.000
118778	Conformación y formación de Organizaciones del Poder Popular para su financiamiento y acompañamiento integral hacia la construcción del Modelo Productivo Socialista.	Financiamiento			220	160.808.413	65.000.000			225.808.413
TOTAL						184.176.413	84.000.000			268.176.413

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	2.500.000	40.000.000			42.500.000
02	Gestión administrativa	8.444.612				8.444.612
03	Previsión y protección social					
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	700.000				700.000
	TOTAL	**11.644.612**	**40.000.000**			**51.644.612**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**102**	**104**		**206**	**5.314.066**		**5.314.066**
Alto Nivel y de Dirección	9	13		22	1.012.524		1.012.524
Directivo	79	81		160	3.502.486		3.502.486
Profesional y Técnico	8	9		17	597.985		597.985
Personal Administrativo	5			5	170.853		170.853
Obrero	1	1		2	30.218		30.218
Personal Contratado	**228**	**236**		**464**	**13.758.771**		**13.758.771**
Profesional y Técnico	192	163		355	11.657.905		11.657.905
Personal Administrativo	28	15		43	885.438		885.438
Obrero	8	58		66	1.215.428		1.215.428
TOTAL	**330**	**340**		**670**	**19.072.837**		**19.072.837**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	84.000.000
4.02	Materiales, suministros y mercancías	9.800.000
4.03	Servicios no personales	17.744.382
4.04	Activos reales	4.800.000
4.05	Activos financieros	197.176.413
4.07	Transferencias y donaciones	4.600.000
4.08	Otros gastos	700.230
4.11	Disminución de pasivos	1.000.000
	TOTAL	**319.821.025**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**110.444.382**
INGRESOS CORRIENTES ORDINARIOS	110.444.382
TRANSFERENCIAS CORRIENTES	105.000.000
Transferencias corrientes del sector público	105.000.000
Transferencias corrientes internas recibidas del sector público	105.000.000
De la República	105.000.000
Recursos Ordinarios	105.000.000
OTROS INGRESOS	5.444.382
Otros ingresos ajenos a la operación	5.444.382
1.2 GASTOS CORRIENTES	**116.844.612**
GASTOS DE CONSUMO	112.244.612
Remuneraciones	84.000.000
Sueldos, salarios y otras retribuciones	26.186.254
Beneficios y complementos de sueldos y salarios	22.204.976
Aportes patronales	4.182.469
Prestaciones sociales y otras indemnizaciones	8.177.955
Asistencia socioeconómica	14.581.352
Otros gastos de personal	8.666.994
Compra de bienes y servicios	27.544.382
Bienes de consumo	9.800.000
Servicios no personales	17.744.382
Depreciación y amortización	700.230
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.600.000
Al sector privado	4.600.000
Transferencias corrientes al sector privado	3.000.000
Transferencias corrientes a Consejos Comunales	3.000.000
Donaciones corrientes al sector privado	1.600.000
Donaciones a personas	1.500.000
Donaciones a instituciones sin fines de lucro	100.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(6.400.230)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**59.900.000**
RECURSOS PROPIOS DE CAPITAL	(5.700.000)
Desahorro en cuenta corriente	(6.400.230)
Incremento de la depreciación y amortización acumuladas	700.230
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	65.600.000
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	65.600.000
Al sector privado	65.600.000
2.2 GASTOS DE CAPITAL	**201.976.413**
INVERSIÓN REAL DIRECTA	4.800.000
Formación bruta de capital fijo	4.800.000
Maquinaria, equipos y otros bienes muebles	4.800.000
INVERSIÓN FINANCIERA	197.176.413
Concesión de préstamos a largo plazo	197.176.413
Al sector privado	197.176.413
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(142.076.413)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**143.076.413**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	143.076.413
Disminución de otros activos financieros	143.076.413
Disminución de disponibilidades	143.076.413
Disminución de caja	48.153
Disminución de bancos	68.344.796
Disminución de inversiones temporales	74.683.464

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3.2 APLICACIONES FINANCIERAS	**143.076.413**
DISMINUCIÓN DE PASIVOS	1.000.000
Disminución de cuentas y efectos por pagar	1.000.000
Disminución de cuentas y efectos por pagar a corto plazo	1.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	400.000
Disminución cuentas por pagar a proveedores a corto plazo	600.000
DÉFICIT FINANCIERO	142.076.413

A0910

Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)

INSTITUTO AUTÓNOMO CONSEJO NACIONAL DE DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES (IDENNA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA), tiene como objetivo Estratégico Democratizar el sistema de protección a niños, niñas y adolescentes, promoviendo y facilitando la incorporación del Poder Popular a fin de articular las diferentes políticas de inclusión social del Gobierno Revolucionario para garantizar el fortalecimiento familiar y hacer posible que todo niño, niña y adolescente se desarrolle plenamente en el seno de una familia, para el 2013 cuenta con recursos por Bs. 530.330.458, destinados a gastos operativos y de funcionamiento de la Institución, incluye recursos por Bs. 34.000.000 que serán transferidos al Fondo y llevará a cabo proyectos con perspectiva de género:

- "Prevención, Atención y Protección Integral de Niños, Niñas y Adolescentes": con una asignación de Bs. 299.858.219,00, en el cual se estima la atención integral de 2.800 niños, niñas y adolescentes a nivel nacional, a través de programas de prevención y participación, a los fines de garantizar el ejercicio pleno de sus deberes y derechos.

- "Protección y Atención Integral de Niños, Niñas y Adolescentes": con Bs. 21.399.671,00, a objeto de atender los casos de amenaza o violación de derechos de 16.152 Niños, Niñas y Adolescentes a nivel nacional.

El Presupuesto 2013 estará orientado a fortalecer y constituir espacios físicos, para brindar atención y protección integral a niños, niñas y adolescentes víctimas de maltrato o exclusión social, donde se les garantice el derecho a la salud, deporte, recreación, cultura y educación, así como también una evaluación integral, tratamiento y seguimiento por parte del equipo multidisciplinario; y para continuar con la erradicación de la explotación laboral de los adolescentes, la incorporación de la población infantil – juvenil en actividades que contribuyan en la organización y promoción de valores, proteger a la niñez y la adolescencia, garantizando su inclusión social y el ejercicio pleno de sus derechos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**485.000.000**
INGRESOS CORRIENTES ORDINARIOS	485.000.000
TRANSFERENCIAS CORRIENTES	485.000.000
Transferencias corrientes del sector público	485.000.000
Transferencias corrientes internas recibidas del sector público	485.000.000
De la República	485.000.000
INGRESOS DE CAPITAL	**21.509.845**
RECURSOS PROPIOS DE CAPITAL	21.509.845
Incremento de la depreciación y amortización acumuladas	21.509.845
FUENTES DE FINANCIAMIENTO	**23.820.613**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	23.820.613
Disminución de otros activos financieros	23.820.613
Disminución de disponibilidades	23.820.613
Disminución de caja	23.820.613
TOTAL RECURSOS	**530.330.458**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**480.991.079**
GASTOS DE CONSUMO	428.339.863
Remuneraciones	252.717.647
Sueldos, salarios y otras retribuciones	76.208.024
Beneficios y complementos de sueldos y salarios	80.253.491
Aportes patronales	2.303.004
Prestaciones sociales y otras indemnizaciones	19.338.132
Asistencia socioeconómica	74.614.996
Compra de bienes y servicios	154.112.371
Bienes de consumo	61.117.575
Servicios no personales	92.994.796
Depreciación y amortización	21.509.845
TRANSFERENCIAS Y DONACIONES CORRIENTES	52.651.216
Al sector privado	18.651.216
Transferencias corrientes al sector privado	526.220
Directas a personas	526.220
Jubilaciones y otros beneficios asociados	526.220
Donaciones corrientes al sector privado	18.124.996
Donaciones a personas	18.124.996
Al sector público	34.000.000
Transferencias corrientes al sector público	34.000.000
A los entes descentralizados sin fines empresariales para sus gastos	34.000.000
GASTOS DE CAPITAL	**36.776.656**
INVERSIÓN REAL DIRECTA	36.776.656
Formación bruta de capital fijo	36.776.656
Edificios e instalaciones	24.759.988
Maquinaria, equipos y otros bienes muebles	12.016.668

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**12.562.723**
DISMINUCIÓN DE PASIVOS	12.562.723
Disminución de cuentas y efectos por pagar	12.562.723
Disminución de cuentas y efectos por pagar a corto plazo	9.911.812
Disminución de sueldos, salarios y otras remuneraciones por pagar	4.324.687
Disminución cuentas por pagar a proveedores a corto plazo	5.587.125
Disminución de otras cuentas y efectos por pagar	2.650.911
Disminución de otras cuentas por pagar a corto plazo	2.650.911
TOTAL GASTOS	**530.330.458**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118925	Prevención, Atención y Protección Integral de Niños, Niñas y Adolescentes	Niña, Niño, Adolescente y Joven	1.400	1.400	2.800	11.257.890	288.600.329			299.858.219
118945	Protección y Atención Integral de Niños, Niñas y Adolescentes	Niña, Niño, Adolescente y Joven	8.076	8.076	16.152		21.399.671			21.399.671
TOTAL						11.257.890	310.000.000			321.257.890

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		112.486.808			112.486.808
02	Gestión administrativa	34.072.568	58.841.078			92.913.646
03	Previsión y protección social		526.220			526.220
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		3.145.894			3.145.894
TOTAL		34.072.568	175.000.000			209.072.568

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**181**	**115**		**296**	**7.984.092**		**7.984.092**
Directivo	29	20		49	1.297.420		1.297.420
Profesional y Técnico	108	41		149	4.500.355		4.500.355
Personal Administrativo	35	27		62	1.301.581		1.301.581
Obrero	9	27		36	884.736		884.736
Personal Contratado	**1.013**	**600**		**1.613**	**66.723.924**		**66.723.924**
Directivo	17	8		25	3.075.973		3.075.973
Profesional y Técnico	524	278		802	37.011.760		37.011.760
Personal Administrativo	472	314		786	26.636.191		26.636.191
TOTAL	**1.194**	**715**		**1.909**	**74.708.016**		**74.708.016**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**4**	**2**	**6**	**526.220**
Empleados	4	2	6	526.220
TOTAL	**4**	**2**	**6**	**526.220**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	252.717.647
4.02	Materiales, suministros y mercancías	61.117.575
4.03	Servicios no personales	92.994.796
4.04	Activos reales	36.776.656
4.07	Transferencias y donaciones	52.651.216
4.08	Otros gastos	21.509.845
4.11	Disminución de pasivos	12.562.723
	TOTAL	**530.330.458**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**485.000.000**
INGRESOS CORRIENTES ORDINARIOS	485.000.000
TRANSFERENCIAS CORRIENTES	485.000.000
Transferencias corrientes del sector público	485.000.000
Transferencias corrientes internas recibidas del sector público	485.000.000
De la República	485.000.000
Recursos Ordinarios	485.000.000
1.2 GASTOS CORRIENTES	**480.991.079**
GASTOS DE CONSUMO	428.339.863
Remuneraciones	252.717.647
Sueldos, salarios y otras retribuciones	76.208.024
Beneficios y complementos de sueldos y salarios	80.253.491
Aportes patronales	2.303.004
Prestaciones sociales y otras indemnizaciones	19.338.132
Asistencia socioeconómica	74.614.996
Compra de bienes y servicios	154.112.371
Bienes de consumo	61.117.575
Servicios no personales	92.994.796
Depreciación y amortización	21.509.845
TRANSFERENCIAS Y DONACIONES CORRIENTES	52.651.216
Al sector privado	18.651.216
Transferencias corrientes al sector privado	526.220
Directas a personas	526.220
Jubilaciones y otros beneficios asociados	526.220
Donaciones corrientes al sector privado	18.124.996
Donaciones a personas	18.124.996
Al sector público	34.000.000
Transferencias corrientes al sector público	34.000.000
A los entes descentralizados sin fines empresariales para sus gastos	34.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**4.008.921**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**25.518.766**
RECURSOS PROPIOS DE CAPITAL	25.518.766
Desahorro en cuenta corriente	4.008.921
Incremento de la depreciación y amortización acumuladas	21.509.845
2.2 GASTOS DE CAPITAL	**36.776.656**
INVERSIÓN REAL DIRECTA	36.776.656
Formación bruta de capital fijo	36.776.656
Edificios e instalaciones	24.759.988
Maquinaria, equipos y otros bienes muebles	12.016.668
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(11.257.890)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**23.820.613**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	23.820.613
Disminución de otros activos financieros	23.820.613
Disminución de disponibilidades	23.820.613
Disminución de caja	23.820.613
3.2 APLICACIONES FINANCIERAS	**23.820.613**
DISMINUCIÓN DE PASIVOS	12.562.723
Disminución de cuentas y efectos por pagar	12.562.723
Disminución de cuentas y efectos por pagar a corto plazo	9.911.812
Disminución de sueldos, salarios y otras remuneraciones por pagar	4.324.687
Disminución cuentas por pagar a proveedores a corto plazo	5.587.125
Disminución de otras cuentas y efectos por pagar	2.650.911
Disminución de otras cuentas por pagar a corto plazo	2.650.911
DÉFICIT FINANCIERO	11.257.890

A0931

Servicio Autónomo Fondo Nacional de Protección de Niños, Niñas y Adolescentes (FNPNNA)

SERVICIO AUTÓNOMO FONDO NACIONAL DE PROTECCIÓN DE NIÑOS, NIÑAS Y ADOLESCENTES (FNPNNA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Ley Orgánica para la Protección de Niños, Niñas y del Adolescente (LOPNNA), publicada en la Gaceta Oficial Extraordinaria Nº 5.859 del 10 de diciembre de 2007, define los Fondos de Protección como el conjunto de recursos vinculados a la ejecución de proyectos, acciones o servicios de protección y atención integral a niños, niñas y adolescentes. Asimismo, El Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA) tiene definido como líneas estratégicas garantizar la protección inmediata de niños, niñas y adolescente, atenderlos integralmente cuando se encuentren en situación de amenaza o vulneración de sus derechos, con especial énfasis en la infancia y adolescencia en situación de calle, así como la creación y fortalecimiento de casas de abrigo y programas de fortalecimiento familiar y redes de familias comunitarias para niños, niñas y adolescentes con vulneración de sus derechos.

Para el ejercicio fiscal 2013 el Fondo Nacional de Protección de Niños, Niñas y Adolescentes (FNPNNA) manejará un presupuesto por la cantidad de Bs. 41.719.088, el mismo esta conformado por las siguientes fuentes de financiamiento: la cantidad de Bs. 34.000.000 correspondiente a las transferencias por recibir del Ministerio del Poder Popular para las Comunas y Protección Social a través del Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA) y la cantidad de 7.719.088 Bs. Corresponde a otras fuentes financieras por disminución por cuentas por cobrar de años anteriores.

Las Prioridades del Fondo Nacional de Protección de Niños, Niñas y Adolescentes (FNPNNA) se encuentran establecidas en el articulo 334 de la LOPNNA nombre completo, orientadas al financiamiento y cofinanciamiento de planes, programas y proyectos dirigidos a la atención integral de niños, niñas y adolescentes, considerando que para el ejercicio fiscal 2013 el Fondo Nacional de Protección de Niños, Niñas y Adolescentes (FNPNNA) fortalecerá el funcionamiento, dotación, reparaciones mayores y menores de 60 Centros Comunales de Protección Integral (CCPI), 12 Casas Comunales de Abrigo (CCA), 10 Programas y proyectos con Adolescentes trabajadores, igualmente se realizaran 14 Planes de Acción y Aplicación, como actividades recreativas y culturales.

Esta inversión social beneficiará a una población total de 16.815 niños, niñas y adolescentes que se encuentran amenazados o excluidos del sistema de protección integral o en situación de amenaza o vulneración de sus derechos y garantía. Se van a beneficiar 8.665 niños y adolescentes igualmente 8.150 niñas y adolescentes.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**34.000.000**
INGRESOS CORRIENTES ORDINARIOS	34.000.000
TRANSFERENCIAS CORRIENTES	34.000.000
Transferencias corrientes del sector público	34.000.000
Transferencias corrientes internas recibidas del sector público	34.000.000
De los entes descentralizados sin fines empresariales	34.000.000
FUENTES DE FINANCIAMIENTO	**7.719.088**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	7.719.088
Disminución de otros activos financieros	7.719.088
Disminución de disponibilidades	7.719.088
Disminución de inversiones temporales	7.719.088
TOTAL RECURSOS	**41.719.088**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**30.341.989**
GASTOS DE CONSUMO	4.375.675
Compra de bienes y servicios	4.375.675
Servicios no personales	4.375.675
TRANSFERENCIAS Y DONACIONES CORRIENTES	25.966.314
Al sector privado	25.363.888
Transferencias corrientes al sector privado	25.112.880
Transferencias corrientes a Consejos Comunales	25.112.880
Donaciones corrientes al sector privado	251.008
Donaciones a personas	251.008
Al sector público	602.426
Transferencias corrientes al sector público	602.426
Al Poder Municipal	602.426
GASTOS DE CAPITAL	**11.000.383**
INVERSIÓN REAL DIRECTA	11.000.383
Formación bruta de capital fijo	11.000.383
Bienes preexistentes	11.000.383
APLICACIONES FINANCIERAS	**376.716**
DISMINUCIÓN DE PASIVOS	376.716
Disminución de cuentas y efectos por pagar	376.716
Disminución de otras cuentas y efectos por pagar	376.716
Disminución de otras cuentas por pagar a corto plazo	376.716
TOTAL GASTOS	**41.719.088**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118912	Financiamiento y Cofinanciamiento de Programas y Proyectos Orientados a la Protección y Atención Integral de Niños, Niñas y Adolescentes en el marco de la Suprema Felicidad	Transferencia			96	7.719.088	34.000.000			41.719.088
TOTAL						7.719.088	34.000.000			41.719.088

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.03	Servicios no personales	4.375.675
4.04	Activos reales	11.000.383
4.07	Transferencias y donaciones	25.966.314
4.11	Disminución de pasivos	376.716
	TOTAL	**41.719.088**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**34.000.000**
INGRESOS CORRIENTES ORDINARIOS	34.000.000
TRANSFERENCIAS CORRIENTES	34.000.000
Transferencias corrientes del sector público	34.000.000
Transferencias corrientes internas recibidas del sector público	34.000.000
De los entes descentralizados sin fines empresariales	34.000.000
1.2 GASTOS CORRIENTES	**30.341.989**
GASTOS DE CONSUMO	4.375.675
Compra de bienes y servicios	4.375.675
Servicios no personales	4.375.675
TRANSFERENCIAS Y DONACIONES CORRIENTES	25.966.314
Al sector privado	25.363.888
Transferencias corrientes al sector privado	25.112.880
Transferencias corrientes a Consejos Comunales	25.112.880
Donaciones corrientes al sector privado	251.008
Donaciones a personas	251.008
Al sector público	602.426
Transferencias corrientes al sector público	602.426
Al Poder Municipal	602.426
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.658.011**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.658.011**
RECURSOS PROPIOS DE CAPITAL	3.658.011
Ahorro/ Desahorro en cuenta corriente	3.658.011
2.2 GASTOS DE CAPITAL	**11.000.383**
INVERSIÓN REAL DIRECTA	11.000.383
Formación bruta de capital fijo	11.000.383
Bienes preexistentes	11.000.383
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(7.342.372)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**7.719.088**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	7.719.088
Disminución de otros activos financieros	7.719.088
Disminución de disponibilidades	7.719.088
Disminución de inversiones temporales	7.719.088
3.2 APLICACIONES FINANCIERAS	**7.719.088**
DISMINUCIÓN DE PASIVOS	376.716
Disminución de cuentas y efectos por pagar	376.716
Disminución de otras cuentas y efectos por pagar	376.716
Disminución de otras cuentas por pagar a corto plazo	376.716
DÉFICIT FINANCIERO	7.342.372

A0950

Instituto Nacional de Servicios Sociales (INASS)

INSTITUTO NACIONAL DE SERVICIOS SOCIALES (INASS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Presupuesto 2013 del Instituto Nacional de Servicios Sociales (INASS), asciende a Bs. 821.692.845,00 y se enmarca bajo las directrices estratégicas emanadas del Ejecutivo Nacional de acuerdo a lo expresado en la Constitución de la República Bolivariana de Venezuela, el Plan Nacional de Desarrollo Social Simón Bolívar 2007-2013, lo establecido en la Ley Orgánica de la Administración Financiera del Sector Público y en la Ley de Servicios Sociales y el Decreto Presidencial N° 8.694, mediante el cual se oficializa la Gran Misión En Amor Mayor con Rango, Valor y Fuerza de Ley, la cual se enmarca en las políticas de inclusión social que ejecuta el Gobierno Bolivariano. Es importante señalar que para 2013 el INASS llevará a cabo el Proyecto con perspectiva de género "Fortalecimiento de la Atención Integral y Participación de los Adultos Mayores y Otras Categorías de Personas como Compromiso Social y Humanista con la Nación", con una asignación de Bs. 660.775.863,00, que tiene como meta la atención integral de 635.724 Adultos y Adultas Mayores y Otras categorías de Personas cuyo objetivo estratégico es la protección integral a los Adultos y Adultas Mayores y Otras Categorías de Personas en estado de necesidad, garantizándoles atención e insumos médicos, atención nutricional y otras actividades tales como recreación, cultura, deporte y laborterapia.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**821.110.032**
INGRESOS CORRIENTES ORDINARIOS	821.110.032
TRANSFERENCIAS CORRIENTES	821.110.032
Transferencias corrientes del sector público	821.110.032
Transferencias corrientes internas recibidas del sector público	821.110.032
De la República	815.775.863
Del Poder Estadal	5.334.169
INGRESOS DE CAPITAL	**582.813**
RECURSOS PROPIOS DE CAPITAL	582.813
Incremento de la depreciación y amortización acumuladas	582.813
TOTAL RECURSOS	**821.692.845**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**801.541.522**
GASTOS DE CONSUMO	701.707.893
Remuneraciones	544.470.683
Sueldos, salarios y otras retribuciones	102.963.440
Beneficios y complementos de sueldos y salarios	289.875.940
Prestaciones sociales y otras indemnizaciones	43.062.058
Asistencia socioeconómica	108.569.245
Compra de bienes y servicios	156.654.397
Bienes de consumo	124.357.872
Servicios no personales	32.296.525
Depreciación y amortización	582.813
TRANSFERENCIAS Y DONACIONES CORRIENTES	99.833.629
Al sector privado	99.833.629
Transferencias corrientes al sector privado	77.516.173
Directas a personas	64.916.173
Pensiones y otros beneficios asociados	24.721.938
Jubilaciones y otros beneficios asociados	40.194.235
A instituciones sin fines de lucro	12.600.000
Donaciones corrientes al sector privado	22.317.456
Donaciones a personas	22.317.456
GASTOS DE CAPITAL	**20.151.323**
INVERSIÓN REAL DIRECTA	20.151.323
Formación bruta de capital fijo	20.151.323
Edificios e instalaciones	20.151.323
TOTAL GASTOS	**821.692.845**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118837	Fortalecimiento de la Atención Integral y Participación de los Adultos Mayores y Otras Categorías de Personas como Compromiso Social y Humanista con la Nación	Adulto y Adulta Mayor Atendidos	380.933	254.791	635.724		660.775.863		5.334.169	666.110.032
TOTAL							660.775.863		5.334.169	666.110.032

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		59.689.199			59.689.199
02	Gestión administrativa	582.813	27.661.267			28.244.080
03	Previsión y protección social		64.916.173			64.916.173
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		2.733.361			2.733.361
TOTAL		582.813	155.000.000			155.582.813

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**3.075**	**1.568**		**4.643**	**67.555.605**	**20.126.548**	**87.682.153**
Alto Nivel y de Dirección	1			1	18.427		18.427
Directivo	8	4		12	257.988		257.988
Profesional y Técnico	520	260		780	9.816.078	2.081.925	11.898.003
Personal Administrativo	516	260		776	8.646.371	4.323.185	12.969.556
Personal Médico	70	34		104	1.552.549		1.552.549
Obrero	1.960	1.010		2.970	47.264.192	13.721.438	60.985.630
Personal Fijo a Tiempo Parcial	**44**	**62**		**106**	**1.623.800**		**1.623.800**
Personal Administrativo	2			2	43.350		43.350
Personal Médico	42	62		104	1.580.450		1.580.450
Personal Contratado	**778**	**333**		**1.111**	**24.509.700**		**24.509.700**
Profesional y Técnico	590	250		840	18.900.000		18.900.000
Personal Médico	188	83		271	5.609.700		5.609.700
TOTAL	**3.897**	**1.963**		**5.860**	**93.689.105**	**20.126.548**	**113.815.653**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**442**	**219**	**661**	**27.696.438**
Obreros	129	35	164	5.255.498
Empleados	313	184	497	22.440.940
Jubilados	**590**	**353**	**943**	**37.219.735**
Obreros	387	216	603	22.077.633
Empleados	203	137	340	15.142.102
TOTAL	**1.032**	**572**	**1.604**	**64.916.173**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	544.470.683
4.02	Materiales, suministros y mercancías	124.357.872
4.03	Servicios no personales	32.296.525
4.04	Activos reales	20.151.323
4.07	Transferencias y donaciones	99.833.629
4.08	Otros gastos	582.813
	TOTAL	**821.692.845**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**821.110.032**
INGRESOS CORRIENTES ORDINARIOS	821.110.032
TRANSFERENCIAS CORRIENTES	821.110.032
Transferencias corrientes del sector público	821.110.032
Transferencias corrientes internas recibidas del sector público	821.110.032
De la República	815.775.863
Recursos Ordinarios	815.775.863
Del Poder Estadal	5.334.169
1.2 GASTOS CORRIENTES	**801.541.522**
GASTOS DE CONSUMO	701.707.893
Remuneraciones	544.470.683
Sueldos, salarios y otras retribuciones	102.963.440
Beneficios y complementos de sueldos y salarios	289.875.940
Prestaciones sociales y otras indemnizaciones	43.062.058
Asistencia socioeconómica	108.569.245
Compra de bienes y servicios	156.654.397
Bienes de consumo	124.357.872
Servicios no personales	32.296.525
Depreciación y amortización	582.813
TRANSFERENCIAS Y DONACIONES CORRIENTES	99.833.629
Al sector privado	99.833.629
Transferencias corrientes al sector privado	77.516.173
Directas a personas	64.916.173
Pensiones y otros beneficios asociados	24.721.938
Jubilaciones y otros beneficios asociados	40.194.235
A instituciones sin fines de lucro	12.600.000
Donaciones corrientes al sector privado	22.317.456
Donaciones a personas	22.317.456
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**19.568.510**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**20.151.323**
RECURSOS PROPIOS DE CAPITAL	20.151.323
Ahorro en cuenta corriente	19.568.510
Incremento de la depreciación y amortización acumuladas	582.813
2.2 GASTOS DE CAPITAL	**20.151.323**
INVERSIÓN REAL DIRECTA	20.151.323
Formación bruta de capital fijo	20.151.323
Edificios e instalaciones	20.151.323
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0953

Servicio Autónomo Fondo Nacional de los Consejos Comunales (SAFONACC)

SERVICIO AUTÓNOMO FONDO NACIONAL DE LOS CONSEJOS COMUNALES (SAFONACC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Ejecutivo Nacional consciente de la importancia que tiene el pueblo en la conformación del nuevo Estado Socialista, ha venido implementando estrategias que impulsen el fortalecimiento del Poder Popular propiciando la participación de los ciudadanos y ciudadanas en la solución de los problemas que presentan las comunidades. El Servicio Autónomo Fondo Nacional de los Consejos Comunales (SAFONACC), como institución que nació al calor de la revolución bolivariana tiene entre sus múltiples tareas el financiamiento de los proyectos de los Consejos Comunales y Otras Organizaciones del Poder, así como la responsabilidad de realizar el seguimiento a la ejecución de los Proyectos para cumplir con lo estipulado en la Ley de Contraloría Social y la Contraloría General de la Republica.

Venezuela tiene una economía principalmente monoproductora que permite financiar el presupuesto de la Nación de forma holgada. Dando prioridad al sector social del país, en la búsqueda de la Suprema Felicidad Social. Es así como los ingresos provenientes de la renta petrolera se invierten para el financiamiento de los proyectos estratégicos del Gobierno Revolucionario que tienen un alto impacto en el mejoramiento de la calidad de vida de los venezolanos. Elemento determinante para la concreción del Proyecto Nacional Simon Bolívar.

El SAFONACC, contará para el ejercicio fiscal 2013, con recursos por el orden de los Bs. 93.729.184 correspondientes a gastos de funcionamientos y operativos de la Institución.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**90.000.000**
INGRESOS CORRIENTES ORDINARIOS	90.000.000
TRANSFERENCIAS CORRIENTES	90.000.000
Transferencias corrientes del sector público	90.000.000
Transferencias corrientes internas recibidas del sector público	90.000.000
De la República	90.000.000
INGRESOS DE CAPITAL	**3.729.184**
RECURSOS PROPIOS DE CAPITAL	3.729.184
Incremento de la depreciación y amortización acumuladas	3.729.184
TOTAL RECURSOS	**93.729.184**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**87.310.382**
GASTOS DE CONSUMO	85.254.382
Remuneraciones	56.648.292
Sueldos, salarios y otras retribuciones	21.826.500
Beneficios y complementos de sueldos y salarios	9.998.103
Aportes patronales	3.055.239
Prestaciones sociales y otras indemnizaciones	5.502.760
Asistencia socioeconómica	16.265.690
Compra de bienes y servicios	21.529.753
Bienes de consumo	5.014.050
Servicios no personales	16.515.703
Impuestos indirectos	3.347.153
Depreciación y amortización	3.729.184
GASTOS DE LA PROPIEDAD	56.000
Derechos sobre bienes intangibles	56.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.900.000
Al sector privado	1.900.000
Donaciones corrientes al sector privado	1.900.000
Donaciones a personas	1.900.000
OTROS GASTOS CORRIENTES	100.000
Indemnizaciones y sanciones pecuniarias	100.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	100.000
GASTOS DE CAPITAL	**6.298.802**
INVERSIÓN REAL DIRECTA	6.298.802
Formación bruta de capital fijo	6.208.802
Edificios e instalaciones	200.000
Maquinaria, equipos y otros bienes muebles	5.280.202
Construcciones de bienes de dominio privado	728.600
Bienes intangibles	90.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**120.000**
DISMINUCIÓN DE PASIVOS	120.000
Disminución de cuentas y efectos por pagar	120.000
Disminución de cuentas y efectos por pagar a corto plazo	120.000
Disminución cuentas por pagar a proveedores a corto plazo	120.000
TOTAL GASTOS	**93.729.184**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		57.600.000			57.600.000
02	Gestión administrativa	3.729.184	32.400.000			36.129.184
03	Previsión y protección social					
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres					
	TOTAL	**3.729.184**	**90.000.000**			**93.729.184**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**11**	**26**	**7**	**44**	**1.318.076**		**1.318.076**
Directivo	11	26	7	44	1.318.076		1.318.076
Personal Contratado	**167**	**159**		**326**	**14.646.000**		**14.646.000**
Profesional y Técnico	100	87		187	9.884.400		9.884.400
Personal Administrativo	24	20		44	1.510.800		1.510.800
Obrero	43	52		95	3.250.800		3.250.800
TOTAL	**178**	**185**	**7**	**370**	**15.964.076**		**15.964.076**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	56.648.292
4.02	Materiales, suministros y mercancías	5.014.050
4.03	Servicios no personales	19.918.856
4.04	Activos reales	6.298.802
4.07	Transferencias y donaciones	1.900.000
4.08	Otros gastos	3.829.184
4.11	Disminución de pasivos	120.000
	TOTAL	**93.729.184**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**90.000.000**
INGRESOS CORRIENTES ORDINARIOS	90.000.000
TRANSFERENCIAS CORRIENTES	90.000.000
Transferencias corrientes del sector público	90.000.000
Transferencias corrientes internas recibidas del sector público	90.000.000
De la República	90.000.000
Recursos Ordinarios	90.000.000
1.2 GASTOS CORRIENTES	**87.310.382**
GASTOS DE CONSUMO	85.254.382
Remuneraciones	56.648.292
Sueldos, salarios y otras retribuciones	21.826.500
Beneficios y complementos de sueldos y salarios	9.998.103
Aportes patronales	3.055.239
Prestaciones sociales y otras indemnizaciones	5.502.760
Asistencia socioeconómica	16.265.690
Compra de bienes y servicios	21.529.753
Bienes de consumo	5.014.050
Servicios no personales	16.515.703
Impuestos indirectos	3.347.153
Depreciación y amortización	3.729.184
GASTOS DE LA PROPIEDAD	56.000
Derechos sobre bienes intangibles	56.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.900.000
Al sector privado	1.900.000
Donaciones corrientes al sector privado	1.900.000
Donaciones a personas	1.900.000
OTROS GASTOS CORRIENTES	100.000
Indemnizaciones y sanciones pecuniarias	100.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	100.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.689.618**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**6.418.802**
RECURSOS PROPIOS DE CAPITAL	6.418.802
Ahorro en cuenta corriente	2.689.618
Incremento de la depreciación y amortización acumuladas	3.729.184
2.2 GASTOS DE CAPITAL	**6.298.802**
INVERSIÓN REAL DIRECTA	6.298.802
Formación bruta de capital fijo	6.208.802
Edificios e instalaciones	200.000
Maquinaria, equipos y otros bienes muebles	5.280.202
Construcciones de bienes de dominio privado	728.600
Bienes intangibles	90.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**120.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**120.000**
SUPERÁVIT FINANCIERO	120.000
3.2 APLICACIONES FINANCIERAS	**120.000**
DISMINUCIÓN DE PASIVOS	120.000
Disminución de cuentas y efectos por pagar	120.000
Disminución de cuentas y efectos por pagar a corto plazo	120.000
Disminución cuentas por pagar a proveedores a corto plazo	120.000

58
Ministerio del Poder Popular para la Mujer y la Igualdad de Género

Ministerio del Poder Popular para la Mujer y la Igualdad de Género

A0456 Fundación Misión Madres del Barrio Josefa Joaquina Sánchez
A0936 Instituto Nacional de la Mujer (INAMUJER)

A0456

Fundación Misión Madres del Barrio Josefa Joaquina Sánchez

FUNDACIÓN MISIÓN MADRES DEL BARRIO JOSEFA JOAQUINA SÁNCHEZ

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Misión Madres del Barrio "Josefa Joaquina Sánchez" es un ente adscrito al Ministerio del Poder Popular para la Mujer y la Igualdad de Género, que en el ejercicio fiscal 2013, recibirá el aporte ordinario a través del Fondo Único de Misiones, justificada en la decisión del Ciudadano Comandante Presidente de la República, Hugo Chávez Frías, de centralizar los recursos correspondientes a las Misiones Sociales en el Ministerio del Poder Popular del Despecho de la Presidencia.

En tal sentido, la Fundación seguirá orientando su política hacia los sectores más vulnerables del país, enfocando sus actividades en propiciar la inclusión de las mujeres amas de casa en condiciones de pobreza extrema de manera organizada en comité de Madres del Barrio, para desarrollar una acción colectiva que permita su participación soberana y protagónica en los procesos de transformación socialista desarrollados por el Gobierno Bolivariano y propiciando su incorporación a un trabajo liberador por medio de actividades socio-productivas y remuneradas, dando impulso a la inclusión y la justicia social, materializada en la elevación sustancial de la calidad de vida de la población venezolana para que todos vivamos en condiciones similares, para alcanzar a mediano y largo plazo la Suprema Felicidad Social y la consecución de un estado de derecho políticos y sociales tal como la Constitución de la República Bolivariana de Venezuela y en los Lineamientos Generales del Plan de Desarrollo Económico y Social de la Nación.

La Fundación ejecutará el proyecto Protección e Inclusión de las Madres Amas de Casa y sus Familias en Condición de Pobreza Extrema con una asignación de Bs. 757.971.317 el cual contempla cuatro acciones específicas:

- Asignaciones económicas a madres amas de casa en condición de pobreza extrema a través de la cancelación de una asignación económica temporal a 100.000 madres equivalente al 80% del salario mínimo, que le permitirá contribuir a nivelar las condiciones de vida de las mujeres amas de casa.

- Articulación interinstitucional para brindar atención integral a las madres amas de casa y otros miembros de su familia en áreas de salud, educación, alimentación, entre otros para una población de 60.000 personas.

- Organización y formación de las madres amas de casa, a fin de fortalecerlas para la participación en el poder popular por medio de las instancias de los comités de las Madres del Barrio a través de los programas de formación de la Misión Madres del Barrio "Josefa Joaquina Sánchez", donde las mujeres en condición de pobreza tendrán la capacidad o fuerza para decidir su propio destino en el ámbito económico, político y social; para dirigir el desarrollo integral de su familia y el de su localidad. Esto implica la participación directa del colectivo conjuntamente con el Estado en la formulación, dirección, ejecución, supervisión y control de los asuntos públicos. Se estima constituir 1.107 Comité de Madres del Barrio a nivel nacional.

- Inclusión de las madres amas de casa en actividades socio-productivas remuneradas y su incorporación en proyectos estratégicos de desarrollo nacional, se busca impulsar a las amas de casa formadas en comité, al desarrollo de actividades socio productivas generadoras de bienes y servicios útiles para su comunidad, enmarcándose dentro del concepto de desarrollo solidario, generando redes productivas. Su carácter debe ser socialista, con la finalidad de garantizar la producción de bienes y servicios sin explotar a los involucrados en el proceso productivo, una calidad de vida digna y la satisfacción de sus necesidades a fin de lograr la inserción de las madres amas de casa en actividades socio-productivos e incorporación en proyectos estratégicos de desarrollo nacional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**784.635.382**
INGRESOS CORRIENTES ORDINARIOS	784.635.382
TRANSFERENCIAS CORRIENTES	784.635.382
Transferencias corrientes del sector público	784.635.382
Transferencias corrientes internas recibidas del sector público	784.635.382
De la República	784.635.382
INGRESOS DE CAPITAL	**2.000.000**
RECURSOS PROPIOS DE CAPITAL	2.000.000
Incremento de la depreciación y amortización acumuladas	2.000.000
TOTAL RECURSOS	**786.635.382**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**779.351.007**
GASTOS DE CONSUMO	169.351.007
Remuneraciones	119.350.724
Sueldos, salarios y otras retribuciones	22.429.251
Beneficios y complementos de sueldos y salarios	70.952.011
Aportes patronales	5.707.389
Prestaciones sociales y otras indemnizaciones	12.828.427
Asistencia socioeconómica	7.433.646
Compra de bienes y servicios	40.500.836
Bienes de consumo	25.000.000
Servicios no personales	15.500.836
Impuestos indirectos	7.499.447
Depreciación y amortización	2.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	610.000.000
Al sector privado	610.000.000
Transferencias corrientes al sector privado	610.000.000
Directas a personas	610.000.000
Otras transferencias directas a personas	610.000.000
GASTOS DE CAPITAL	**7.284.375**
INVERSIÓN REAL DIRECTA	7.284.375
Formación bruta de capital fijo	7.284.375
Maquinaria, equipos y otros bienes muebles	7.284.375
TOTAL GASTOS	**786.635.382**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117834	Protección e inclusión integral a las madres amas de casa y sus familias en condición de pobreza extrema	Persona Beneficiada			100.000		757.971.317			757.971.317
TOTAL							757.971.317			757.971.317

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		15.000.000			15.000.000
02	Gestión administrativa	2.000.000	11.664.065			13.664.065
03	Previsión y protección social					
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres					
TOTAL		2.000.000	26.664.065			28.664.065

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**479**	**218**	**2**	**699**	**18.117.971**	**74.256**	**18.192.227**
Alto Nivel y de Dirección	3	5	2	10	371.280	74.256	445.536
Personal Administrativo	461	204		665	17.207.005		17.207.005
Obrero	15	9		24	539.686		539.686
Personal Contratado	**100**	**47**		**147**	**4.311.280**		**4.311.280**
Personal Administrativo	100	47		147	4.311.280		4.311.280
TOTAL	**579**	**265**	**2**	**846**	**22.429.251**	**74.256**	**22.503.507**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	119.350.724
4.02	Materiales, suministros y mercancías	25.000.000
4.03	Servicios no personales	23.000.283
4.04	Activos reales	7.284.375
4.07	Transferencias y donaciones	610.000.000
4.08	Otros gastos	2.000.000
	TOTAL	**786.635.382**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**784.635.382**
INGRESOS CORRIENTES ORDINARIOS	784.635.382
TRANSFERENCIAS CORRIENTES	784.635.382
Transferencias corrientes del sector público	784.635.382
Transferencias corrientes internas recibidas del sector público	784.635.382
De la República	784.635.382
Ministerio del Poder Popular del Despacho de la Presidencia	784.635.382
Recursos Ordinarios	784.635.382
1.2 GASTOS CORRIENTES	**779.351.007**
GASTOS DE CONSUMO	169.351.007
Remuneraciones	119.350.724
Sueldos, salarios y otras retribuciones	22.429.251
Beneficios y complementos de sueldos y salarios	70.952.011
Aportes patronales	5.707.389
Prestaciones sociales y otras indemnizaciones	12.828.427
Asistencia socioeconómica	7.433.646
Compra de bienes y servicios	40.500.836
Bienes de consumo	25.000.000
Servicios no personales	15.500.836
Impuestos indirectos	7.499.447
Depreciación y amortización	2.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	610.000.000
Al sector privado	610.000.000
Transferencias corrientes al sector privado	610.000.000
Directas a personas	610.000.000
Otras transferencias directas a personas	610.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**5.284.375**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**7.284.375**
RECURSOS PROPIOS DE CAPITAL	7.284.375
Ahorro en cuenta corriente	5.284.375
Incremento de la depreciación y amortización acumuladas	2.000.000
2.2 GASTOS DE CAPITAL	**7.284.375**
INVERSIÓN REAL DIRECTA	7.284.375
Formación bruta de capital fijo	7.284.375
Maquinaria, equipos y otros bienes muebles	7.284.375
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0936

Instituto Nacional de la Mujer (INAMUJER)

INSTITUTO NACIONAL DE LA MUJER (INAMUJER)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Presupuesto el ejercicio fiscal 2013 del Instituto Nacional de la Mujer (INAMUJER) asciende a Bs. 132.435.779, destinados a cumplir con su misión, la cual se centra en ejercer funciones de definición, ejecución, supervisión de políticas públicas de las mujeres; garantizando la igualdad de oportunidades y promoviendo la participación protagónica de la mujer en los ámbitos políticos, económicos y social en la República Bolivariana de Venezuela, en consecuencia, los instrumentos de planificación se estructuraron, tomando en consideración la metodología del Presupuesto por Proyectos, en tal sentido la cobertura de los servicios se realizará a nivel Nacional, Estadal y Municipal y se realizarán a través de la ejecución de cuatro (4) proyectos:

- Promoción de la equidad de género, la participación protagónica y la disminución de las múltiples formas de discriminación hacia las mujeres.
- Defensa y atención jurídica a las mujeres en situación de vulnerabilidad para garantizar el ejercicio de sus derechos fundamentales.
- Desarrollo de investigaciones para el diseño de programas de capacitación y transversalización de la perspectiva de género.
- Desarrollo de acciones para brindar atención integral a las mujeres víctimas de violencia y prevenir la violencia de género.

Tales proyectos permitirán dar continuidad a los Planes de Igualdad de Oportunidades para la Mujer y de Prevención y Atención de la Violencia hacia la Mujer y la Ley Orgánica de los Derechos de las Mujeres a una Vida libre de Violencia, destacándose entre estos el Proyecto "Desarrollo de acciones para brindar atención integral a las mujeres víctimas de violencia y prevenir la violencia de género", así como la atención de mujeres a través de la línea de atención 0800 Mujeres, tres (3) Casas de abrigo para mujeres en funcionamiento y promoción para la apertura de casas de abrigo estadales. Asimismo, continuará en funcionamiento la Defensoría Nacional de los Derechos de la Mujer, la atención de las mujeres privadas de libertad en los diferentes anexos femeninos a nivel nacional y la capacitación en aplicabilidad de la Ley sobre la violencia a funcionarios.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**127.524.041**
INGRESOS CORRIENTES ORDINARIOS	127.524.041
TRANSFERENCIAS CORRIENTES	127.524.041
Transferencias corrientes del sector público	127.524.041
Transferencias corrientes internas recibidas del sector público	127.524.041
De la República	127.524.041
INGRESOS DE CAPITAL	**421.700**
RECURSOS PROPIOS DE CAPITAL	421.700
Incremento de la depreciación y amortización acumuladas	421.700
FUENTES DE FINANCIAMIENTO	**4.490.038**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.490.038
Disminución de otros activos financieros	4.490.038
Disminución de disponibilidades	4.490.038
Disminución de bancos	4.490.038
TOTAL RECURSOS	**132.435.779**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**126.333.803**
GASTOS DE CONSUMO	118.591.291
Remuneraciones	78.836.864
Sueldos, salarios y otras retribuciones	13.577.526
Beneficios y complementos de sueldos y salarios	36.998.996
Aportes patronales	1.770.897
Prestaciones sociales y otras indemnizaciones	7.417.322
Asistencia socioeconómica	19.072.123
Compra de bienes y servicios	34.784.381
Bienes de consumo	17.498.267
Servicios no personales	17.286.114
Impuestos indirectos	4.548.346
Depreciación y amortización	421.700
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.742.512
Al sector privado	7.742.512
Transferencias corrientes al sector privado	7.742.512
Directas a personas	7.742.512
Pensiones y otros beneficios asociados	883.915
Jubilaciones y otros beneficios asociados	1.287.168
Otras transferencias directas a personas	5.571.429
GASTOS DE CAPITAL	**3.611.937**
INVERSIÓN REAL DIRECTA	3.611.937
Formación bruta de capital fijo	3.611.937
Maquinaria, equipos y otros bienes muebles	3.611.937
APLICACIONES FINANCIERAS	**2.490.039**
DISMINUCIÓN DE PASIVOS	2.490.039
Disminución de cuentas y efectos por pagar	2.490.039
Disminución de cuentas y efectos por pagar a corto plazo	2.490.039
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.490.039
TOTAL GASTOS	**132.435.779**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117888	Promoción de la Equidad de Género, la Participación Protagónica y la Disminución de las Múltiples formas de Discriminación hacia las Mujeres	Mujer Organizada	4.551	451	5.002		21.743.344			21.743.344
117895	Defensa y atención jurídica a las mujeres en situación de vulnerabilidad para garantizar el ejercicio de sus derechos fundamentales	Persona Atendida			3.150		10.520.234			10.520.234
117986	Desarrollo de investigaciones para el diseño de programas de capacitación y transversalización de la Perspectiva de Género	Persona Capacitada			1.799		6.100.884			6.100.884
118088	Desarrollo de acciones para brindar atención integral a las mujeres víctimas de violencia y prevenir la violencia de genero	Mujer Atendida	10.343		10.343		37.847.462			37.847.462
TOTAL							**76.211.924**			**76.211.924**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		31.338.148			31.338.148
02	Gestión administrativa	4.911.738	13.802.886			18.714.624
03	Previsión y protección social		2.171.083			2.171.083
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		4.000.000			4.000.000
TOTAL		**4.911.738**	**51.312.117**			**56.223.855**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**52**	**20**	**1**	**73**	**1.729.355**	**128.650**	**1.858.005**
Alto Nivel y de Dirección	1			1	103.914		103.914
Directivo	3	3	1	7	97.686		97.686
Profesional y Técnico	30	10		40	930.661	78.524	1.009.185
Personal Administrativo	14	3		17	428.400	29.982	458.382
Obrero	4	4		8	168.694	20.144	188.838
Personal Contratado	**338**	**119**		**457**	**11.788.171**		**11.788.171**
Profesional y Técnico	158	42		200	5.554.729		5.554.729
Personal Administrativo	121	32		153	4.212.185		4.212.185
Obrero	59	45		104	2.021.257		2.021.257
TOTAL	**390**	**139**	**1**	**530**	**13.517.526**	**128.650**	**13.646.176**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**8**		**8**	**883.915**
Empleados	8		8	883.915
Jubilados	**8**	**3**	**11**	**1.287.168**
Obreros		3	3	403.253
Empleados	8		8	883.915
TOTAL	**16**	**3**	**19**	**2.171.083**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	78.836.864
4.02	Materiales, suministros y mercancías	17.498.267
4.03	Servicios no personales	21.834.460
4.04	Activos reales	3.611.937
4.07	Transferencias y donaciones	7.742.512
4.08	Otros gastos	421.700
4.11	Disminución de pasivos	2.490.039
	TOTAL	**132.435.779**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**127.524.041**
INGRESOS CORRIENTES ORDINARIOS	127.524.041
TRANSFERENCIAS CORRIENTES	127.524.041
Transferencias corrientes del sector público	127.524.041
Transferencias corrientes internas recibidas del sector público	127.524.041
De la República	127.524.041
Recursos Ordinarios	127.524.041
1.2 GASTOS CORRIENTES	**126.333.803**
GASTOS DE CONSUMO	118.591.291
Remuneraciones	78.836.864
Sueldos, salarios y otras retribuciones	13.577.526
Beneficios y complementos de sueldos y salarios	36.998.996
Aportes patronales	1.770.897
Prestaciones sociales y otras indemnizaciones	7.417.322
Asistencia socioeconómica	19.072.123
Compra de bienes y servicios	34.784.381
Bienes de consumo	17.498.267
Servicios no personales	17.286.114
Impuestos indirectos	4.548.346
Depreciación y amortización	421.700
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.742.512
Al sector privado	7.742.512
Transferencias corrientes al sector privado	7.742.512
Directas a personas	7.742.512
Pensiones y otros beneficios asociados	883.915
Jubilaciones y otros beneficios asociados	1.287.168
Otras transferencias directas a personas	5.571.429
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.190.238**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.611.938**
RECURSOS PROPIOS DE CAPITAL	1.611.938
Ahorro en cuenta corriente	1.190.238
Incremento de la depreciación y amortización acumuladas	421.700
2.2 GASTOS DE CAPITAL	**3.611.937**
INVERSIÓN REAL DIRECTA	3.611.937
Formación bruta de capital fijo	3.611.937
Maquinaria, equipos y otros bienes muebles	3.611.937
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.999.999)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.490.038**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.490.038
Disminución de otros activos financieros	4.490.038
Disminución de disponibilidades	4.490.038
Disminución de bancos	4.490.038
3.2 APLICACIONES FINANCIERAS	**4.490.038**
DISMINUCIÓN DE PASIVOS	2.490.039
Disminución de cuentas y efectos por pagar	2.490.039
Disminución de cuentas y efectos por pagar a corto plazo	2.490.039
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.490.039
DÉFICIT FINANCIERO	1.999.999

59
Ministerio del Poder Popular para la Energía Eléctrica

Ministerio del Poder Popular para la Energía Eléctrica

A0364 Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)

A0364

Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)

FUNDACIÓN PARA EL DESARROLLO DEL SERVICIO ELÉCTRICO (FUNDELEC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC), fue creada según el decreto N° 2.384, de fecha 18-06-1992, publicado en Gaceta Oficial de la República de Venezuela N° 35.010, fecha 21-07-1992 siendo su órgano tutelar el Ministerio del Poder Popular de Energía y Minas y modificados sus estatutos en fecha 19-12-2007 y publicado en Gaceta Oficial N° 38.835.

En fecha 28-10-2009 pasa a ser tutelado por el Ministerio del Poder Popular para la Energía Eléctrica, cuya adscripción se publicó en Gaceta Oficial de la República Bolivariana de Venezuela N° 39.294.

La Fundación tiene por objeto la investigación, planificación, organización, administración, realización y ejecución de programas, proyectos, convenios y estudios de carácter técnico, que permitan asegurar al Ministerio del Poder Popular para la Energía Eléctrica, la formulación y ejecución de políticas públicas que garanticen a las Empresas Eléctricas la prestación de un servicio eléctrico acorde con las necesidades, así como al proceso de integración energética regional.

Con el paso del tiempo la Fundación ha ido adecuando sus competencias en respuesta a los requerimientos y exigencias del ente tutelar, y de las orientaciones que en materia de política energética ha experimentado el sector y servicio eléctrico venezolano.

En la actualidad los ámbitos de acción de FUNDELEC responden a cuatro áreas estratégicas que van en consonancia con la nueva política energética del Estado Venezolano: eficiencia energética, energías renovables, sistemas de información y fortalecimiento institucional.

La Fundación, conllevará al mejoramiento de la eficiencia energética con el desarrollo de los proyectos, así como el Estudio de Factibilidad para el Desarrollo de la Industria fotovoltaica en Venezuela, la Interconexión de las Unidades de Servicio y Mantenimiento a través de un Sistema y RED Satelital.

En lo que corresponde a energías renovables FUNDELEC, en los actuales momentos se encuentra ejecutando el proyecto de Sistemas Híbridos en el marco del Convenio Integral de Cooperación Cuba-Venezuela correspondiente a la VII Comisión, el cual continúa ejecutándose para este ejercicio.

Para el desarrollo y el fortalecimiento institucional dentro del proceso de reforma del Sector Eléctrico y a fin de mejorar la capacidad de gestión con los proyectos y sus nuevos lineamientos y objetivos se fundamentan en fortalecer la política de eficiencia y ahorro energético, la cual generará mecanismos e incentivos fiscales para la inversión tecnológica.

POLÍTICA DE FINANCIAMIENTO

El presupuesto para el año 2013 se estima en Bs. 716.620.571, de los cuales se destinarán a transferencias corrientes Bs. 604.209.509, provenientes del Ministerio del Poder Popular para la Energía Eléctrica y recursos de capital provenientes de una transferencia Bs. 102.403.277 del Ministerio del Poder Popular para la Energía Eléctrica, Bs. 1.587.350 derivados de la depreciación y amortización acumuladas y disminución de bancos Bs. 8.420.435.

POLÍTICA DE GASTOS

Se estima para gastos corrientes Bs. 578.331.570, inversión real directa Bs. 131.289.001 y aplicaciones financieras Bs. 7.000.000 para disminución de pasivos.

Del total del presupuesto se aplicarán Bs. 563.207.584,00 a la ejecución de proyectos, es decir 79% y a las acciones centralizadas Bs. 153.412.987,00, equivalentes al 21%.

Para el ejercicio Fiscal 2013, la Fundación contará con una plantilla de personal de 711 trabajadores, a un costo de Bs. 31.419.648.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**604.209.509**
INGRESOS CORRIENTES ORDINARIOS	604.209.509
TRANSFERENCIAS CORRIENTES	604.209.509
Transferencias corrientes del sector público	604.209.509
Transferencias corrientes internas recibidas del sector público	604.209.509
De la República	604.209.509
Ministerio del Poder Popular para la Energía Eléctrica	604.209.509
Recursos Ordinarios	604.209.509
INGRESOS DE CAPITAL	**103.990.627**
RECURSOS PROPIOS DE CAPITAL	1.587.350
Incremento de la depreciación y amortización acumuladas	1.587.350
TRANSFERENCIAS Y DONACIONES DE CAPITAL	102.403.277
Transferencias y donaciones de capital del sector público	102.403.277
Transferencias de capital recibidas del sector público	102.403.277
De la República	102.403.277
Ministerio del Poder Popular para la Energía Eléctrica	102.403.277
Recursos Ordinarios	102.403.277
FUENTES DE FINANCIAMIENTO	**8.420.435**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.420.435
Disminución de otros activos financieros	8.420.435
Disminución de disponibilidades	8.420.435
Disminución de bancos	8.420.435
TOTAL RECURSOS	**716.620.571**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**578.331.570**
GASTOS DE CONSUMO	328.895.270
Remuneraciones	275.447.886
Sueldos, salarios y otras retribuciones	55.419.098
Beneficios y complementos de sueldos y salarios	125.569.780
Aportes patronales	5.712.533
Prestaciones sociales y otras indemnizaciones	25.169.834
Asistencia socioeconómica	63.576.641
Compra de bienes y servicios	51.860.034
Bienes de consumo	8.475.792
Servicios no personales	43.384.242
Depreciación y amortización	1.587.350
TRANSFERENCIAS Y DONACIONES CORRIENTES	249.436.300
Al sector privado	249.436.300
Transferencias corrientes al sector privado	247.575.539
Directas a personas	8.271.539
Jubilaciones y otros beneficios asociados	8.271.539
Transferencias corrientes a Consejos Comunales	239.304.000
Donaciones corrientes al sector privado	1.860.761
Donaciones a personas	1.360.761
Donaciones a instituciones sin fines de lucro	500.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS DE CAPITAL	**131.289.001**
INVERSIÓN REAL DIRECTA	131.289.001
Formación bruta de capital fijo	131.289.001
Edificios e instalaciones	1.276.592
Maquinaria, equipos y otros bienes muebles	26.464.354
Construcciones de bienes de dominio privado	3.844.570
Construcciones de bienes de dominio público	4.900.000
Producción propia (gastos capitalizables)	94.803.485
Remuneraciones	32.947.316
Sueldos, salarios y otras retribuciones	7.767.738
Beneficios y complementos de sueldos y salarios	7.602.665
Aportes patronales	1.224.940
Prestaciones sociales y otras indemnizaciones	2.267.001
Asistencia socioeconómica	14.084.972
Compra de bienes y servicios	61.856.169
Bienes de consumo	32.920.410
Servicios no personales	28.935.759
APLICACIONES FINANCIERAS	**7.000.000**
DISMINUCIÓN DE PASIVOS	7.000.000
Disminución de cuentas y efectos por pagar	7.000.000
Disminución de cuentas y efectos por pagar a corto plazo	7.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.000.000
Disminución de otras cuentas y efectos por pagar	4.000.000
Disminución de obligaciones de ejercicios anteriores	4.000.000
TOTAL GASTOS	**716.620.571**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
69920	Instalación de sistemas Hibridos (Eólicos-Fotovoltaicos-Diesel) en comunidades aisladas, indigenas y fronterizas	01-10-2007	31-12-2013	66.031.131	7.650.188			73.681.319
115297	Estudio de factibilidad para el Desarrollo de la Industria Fotovoltaica en Venezuela	01-01-2012	30-06-2013	1.115.864	1.263.233			2.379.097
115360	Planta de Reciclaje de Desechos Eléctricos y Electrónicos (Ingenieria Básica)	01-04-2012	30-06-2013	412.075	1.160.447			1.572.522
117214	Estudio de Factibilidad para la Construcción de Pequeñas Centrales Hidroeléctricas	01-01-2013	31-12-2015		7.758.802	4.271.602	3.937.762	15.968.166
	TOTAL			67.559.070	17.832.670	4.271.602	3.937.762	93.601.104

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
69920	Instalación de sistemas Híbridos (Eólicos-Fotovoltaicos-Diesel) en comunidades aisladas, indígenas y fronterizas	Sistema			940		7.650.188			7.650.188
115297	Estudio de factibilidad para el Desarrollo de la Industria Fotovoltaica en Venezuela	Informe			4	802.307	460.926			1.263.233
115360	Planta de Reciclaje de Desechos Eléctricos y Electrónicos (Ingeniería Básica)	Informe de Ejecución			2	618.128	542.319			1.160.447
116937	Evaluación del Potencial de Instalación Fotovoltaico y Eólico de Baja Potencia para el Período 2014-2019	Informe			5		1.434.044			1.434.044
116941	Desarrollo de Herramienta para el Diseño Óptimo de la Expansión del Sistema Eléctrico Nacional (SEN), Considerando los Sistemas de Generación y Transmisión en Forma Conjunta.	Herramientas Tecnológicas			1		3.177.942			3.177.942
116950	Mesas de Energía	Proyecto Financiado			340		369.632.847			369.632.847
116951	Diseño conceptual del primer prototipo nacional de un equipo móvil no tripulado (Robot), dotado de tecnología suficiente para el monitoreo y diagnóstico de instalaciones eléctricas en operación.	Documento Técnico			1		2.791.040			2.791.040
116953	Planta de Recuperación de Vidrio y Mercurio (lámparas fluorescentes) en el Reciclaje de Desechos Eléctricos y Electrónicos (Ingeniería de Detalle).	Informe / Reporte			4		1.747.574			1.747.574

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116959	Diseño y Desarrollo de una Aplicación Especializada para la Fiscalización del Servicio Eléctrico.	Herramientas Tecnológicas			1		8.015.773			8.015.773
116979	Fortalecimiento Institucional	Informe técnico			1		5.991.201			5.991.201
116984	Estudio de Caracterización de la Cargas a Nivel Nacional	Módulo de Tecnología			1		6.106.293			6.106.293
116994	Acompañamiento técnico y metodológico para el desarrollo de las capacidades en eficiencia energética.	Persona Capacitada			1.224		4.604.746			4.604.746
117007	Interconexión de las unidades de servicio y mantenimiento a través de un sistema y red satelital	Sistema			7		8.165.537			8.165.537
117146	Mantenimiento de Sistemas de Energías Renovables Instalados en Comunidades Aisladas, Indígenas y Fronterizas de Venezuela	Mantenimiento Realizado			3.200		31.304.640			31.304.640
117214	Estudio de Factibilidad para la Construcción de Pequeñas Centrales Hidroeléctricas	Estudio / Diagnóstico			7		7.758.802			7.758.802
119646	Ampliación y mejoras de la Planta Metrocontadores del Alba S.A.	Equipo			371.754		102.403.277			102.403.277
TOTAL						1.420.435	561.787.149			563.207.584

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		116.741.611			116.741.611
02	Gestión administrativa	8.587.350	19.812.487			28.399.837
03	Previsión y protección social		8.271.539			8.271.539
	TOTAL	8.587.350	144.825.637			153.412.987

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**157**	**164**	**55**	**376**	**17.765.881**		**17.765.881**
Alto Nivel y de Dirección		1		1	94.832		94.832
Directivo		2	6	8	692.677		692.677
Profesional y Técnico	106	96	45	247	12.175.144		12.175.144
Personal Administrativo	51	65	4	120	4.803.228		4.803.228
Personal Contratado	**173**	**162**		**335**	**13.653.767**		**13.653.767**
Profesional y Técnico	163	149		312	12.879.261		12.879.261
Personal Administrativo	10	13		23	774.506		774.506
TOTAL	**330**	**326**	**55**	**711**	**31.419.648**		**31.419.648**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**4**	**4**	**8**	**8.271.539**
Empleados	4	4	8	8.271.539
TOTAL	**4**	**4**	**8**	**8.271.539**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	308.395.202
4.02	Materiales, suministros y mercancías	41.396.202
4.03	Servicios no personales	72.320.001
4.04	Activos reales	36.485.516
4.07	Transferencias y donaciones	249.436.300
4.08	Otros gastos	1.587.350
4.11	Disminución de pasivos	7.000.000
	TOTAL	**716.620.571**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**604.209.509**
INGRESOS CORRIENTES ORDINARIOS	604.209.509
TRANSFERENCIAS CORRIENTES	604.209.509
Transferencias corrientes del sector público	604.209.509
Transferencias corrientes internas recibidas del sector público	604.209.509
De la República	604.209.509
Ministerio del Poder Popular para la Energía Eléctrica	604.209.509
Recursos Ordinarios	604.209.509
1.2 GASTOS CORRIENTES	**578.331.570**
GASTOS DE CONSUMO	328.895.270
Remuneraciones	275.447.886
Sueldos, salarios y otras retribuciones	55.419.098
Beneficios y complementos de sueldos y salarios	125.569.780
Aportes patronales	5.712.533
Prestaciones sociales y otras indemnizaciones	25.169.834
Asistencia socioeconómica	63.576.641
Compra de bienes y servicios	51.860.034
Bienes de consumo	8.475.792
Servicios no personales	43.384.242
Depreciación y amortización	1.587.350
TRANSFERENCIAS Y DONACIONES CORRIENTES	249.436.300
Al sector privado	249.436.300
Transferencias corrientes al sector privado	247.575.539
Directas a personas	8.271.539
Jubilaciones y otros beneficios asociados	8.271.539
Transferencias corrientes a Consejos Comunales	239.304.000
Donaciones corrientes al sector privado	1.860.761
Donaciones a personas	1.360.761
Donaciones a instituciones sin fines de lucro	500.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**25.877.939**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**129.868.566**
RECURSOS PROPIOS DE CAPITAL	27.465.289
Ahorro en cuenta corriente	25.877.939
Incremento de la depreciación y amortización acumuladas	1.587.350
TRANSFERENCIAS Y DONACIONES DE CAPITAL	102.403.277
Transferencias y donaciones de capital del sector público	102.403.277
Transferencias de capital recibidas del sector público	102.403.277
De la República	102.403.277
Ministerio del Poder Popular para la Energía Eléctrica	102.403.277
Recursos Ordinarios	102.403.277
2.2 GASTOS DE CAPITAL	**131.289.001**
INVERSIÓN REAL DIRECTA	131.289.001
Formación bruta de capital fijo	131.289.001
Edificios e instalaciones	1.276.592
Maquinaria, equipos y otros bienes muebles	26.464.354
Construcciones de bienes de dominio privado	3.844.570
Construcciones de bienes de dominio público	4.900.000
Producción propia (gastos capitalizables)	94.803.485
Remuneraciones	32.947.316
Sueldos, salarios y otras retribuciones	7.767.738
Beneficios y complementos de sueldos y salarios	7.602.665
Aportes patronales	1.224.940
Prestaciones sociales y otras indemnizaciones	2.267.001
Asistencia socioeconómica	14.084.972
Compra de bienes y servicios	61.856.169
Bienes de consumo	32.920.410
Servicios no personales	28.935.759
2.3 RESULTADO FINANCIERO : DÉFICIT	**1.420.435**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**8.420.435**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.420.435
Disminución de otros activos financieros	8.420.435
Disminución de disponibilidades	8.420.435
Disminución de bancos	8.420.435
3.2 APLICACIONES FINANCIERAS	**8.420.435**
DISMINUCIÓN DE PASIVOS	7.000.000
Disminución de cuentas y efectos por pagar	7.000.000
Disminución de cuentas y efectos por pagar a corto plazo	7.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.000.000
Disminución de otras cuentas y efectos por pagar	4.000.000
Disminución de obligaciones de ejercicios anteriores	4.000.000
DÉFICIT FINANCIERO	1.420.435

60
Ministerio del Poder Popular de Planificación y Finanzas

Ministerio del Poder Popular de Planificación y Finanzas

A0121 Superintendencia de las Instituciones del Sector Bancario (SUDEBAN)
A0122 Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central
A0123 Servicio Nacional Integrado de Administración Aduanera y Tributaria (SENIAT)
A0185 Superintendencia Nacional de Valores
A0325 Fundación Escuela de Gerencia Social (FEGS)
A0455 Fundación Escuela Venezolana de Planificación
A0463 Fundación Banco de Comercio Exterior (FUNDABANCOEX)
A0653 Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná (CORPOTULIPA)
A0806 Fondo de Protección Social de los Depósitos Bancarios (FOGADE)
A0944 Superintendencia de Seguridad Social
A0955 Servicio Autónomo Comisión Nacional de Lotería (CONALOT)
A1370 Superintendencia de la Actividad Aseguradora
A1377 Bolsa Pública de Valores Bicentenaria

A0121

Superintendencia de las Instituciones del Sector Bancario (SUDEBAN)

SUPERINTENDENCIA DE LAS INSTITUCIONES DEL SECTOR BANCARIO (SUDEBAN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Superintendencia de las Instituciones del Sector Bancario (Sudeban), es el órgano rector de la supervisión, fiscalización, regulación y control de los entes sometidos a su tutela, fungiendo como una Institución al servicio del Estado y de las personas, cuya actuación dará preferencia a la atención de los requerimientos de la población y a la satisfacción de sus necesidades, debiendo asegurar a los ciudadanos sus derechos, cuando se relacionen con ella. Además, tiene entre sus objetivos, la mejora continua de los procedimientos y servicios administrativos, conforme a las políticas fijadas por el Ejecutivo Nacional, teniendo en cuenta los recursos disponibles.

Los ingresos de la Sudeban, están conformados por las contribuciones especiales provenientes de las instituciones supervisadas y los aportes presupuestarios que le asigne el Ministerio con competencia en materia de Finanzas, según lo establecido en los artículos 168 y 169 del Decreto con Rango Valor y Fuerza de Ley de Reforma Parcial de la Ley de Instituciones del Sector Bancario, así como los ingresos por actividades propias, generados por la venta de publicaciones y los intereses por colocaciones a plazo y cuenta corriente.

El presupuesto de gastos estimado para el año 2013, responde a las necesidades detectadas, formulándose al efecto un (01) proyecto, denominado "Supervisión bancaria", por cuyo intermedio la Sudeban fortalecerá la supervisión, a través de la ejecución de una supervisión bancaria integral, basada en dos principios fundamentales: inspección in situ y supervisión extra situ, definidos como macro procesos, orientados a obtener una evaluación global, cuantitativa y cualitativa de la calidad de los sistemas, con los que las instituciones supervisadas identifican, miden, administran y controlan sus riesgos, desde el punto de vista financiero y tecnológico; así como, aplicar el control y seguimiento de la calidad de los servicios bancarios y prevención de legitimación de capitales.

A través de las políticas de coberturas de los servicios a prestar por la Institución, se logrará:

- Efectuar la supervisión, regulación e inspección de las instituciones financieras, a través del proceso de supervisión integral y la emisión de normas preventivas, con el objeto de preservar los intereses de los depositantes y coadyuvar a la estabilidad del sistema financiero.
- Generalizar en forma clara y transparente, la información sobre el sistema bancario que genera la Institución.
- Proporcionar al público en general, la atención integral, oportuna y efectiva, en materia de denuncias, reclamos y consultas, relacionadas con las operaciones del sistema bancario, con el objetivo de garantizar el cumplimiento de las necesidades sociales, económicas y de justicia de los ciudadanos y ciudadanas del Estado venezolano. Así como, atender los lineamientos del Ejecutivo Nacional, en cuanto a que los organismos públicos, deban diseñar proyectos que promuevan la conciencia del deber social, mediante el trabajo comunitario o servicio voluntario de sus trabajadores.
- Atender los requerimientos de la información financiera, formulados por el Ministerio Público y demás órganos de investigación penal competentes, a objeto de prevenir e investigar los delitos relacionados con la delincuencia organizada.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**960.106.746**
INGRESOS CORRIENTES ORDINARIOS	960.106.746
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	40.000
Venta de otros bienes y servicios	40.000
INGRESOS DE LA PROPIEDAD	9.466.007
Intereses	9.466.007
Intereses internos	9.466.007
Intereses por depósitos	9.466.007
TRANSFERENCIAS CORRIENTES	950.600.739
Transferencias corrientes internas recibidas del sector privado	617.890.480
De empresas privadas	617.890.480
Transferencias corrientes del sector público	332.710.259
Transferencias corrientes internas recibidas del sector Público	332.710.259
De los entes descentralizados financieros bancarios	332.710.259
INGRESOS DE CAPITAL	**10.704.240**
RECURSOS PROPIOS DE CAPITAL	10.704.240
Incremento de la depreciación y amortización acumuladas	10.704.240
TOTAL RECURSOS	**970.810.986**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**916.975.448**
GASTOS DE CONSUMO	793.313.982
Remuneraciones	647.116.176
Sueldos, salarios y otras retribuciones	230.573.309
Beneficios y complementos de sueldos y salarios	202.025.113
Aportes patronales	17.977.579
Prestaciones sociales y otras indemnizaciones	59.572.847
Asistencia socioeconómica	136.967.328
Compra de bienes y servicios	112.846.854
Bienes de consumo	24.997.807
Servicios no personales	87.849.047
Impuestos indirectos	22.646.712
Depreciación y amortización	10.704.240
TRANSFERENCIAS Y DONACIONES CORRIENTES	123.661.466
Al sector privado	95.277.947
Transferencias corrientes al sector privado	26.220.367
Directas a personas	26.220.367
Pensiones y otros beneficios asociados	10.491.460
Jubilaciones y otros beneficios asociados	15.728.907
Donaciones corrientes al sector privado	69.057.580
Donaciones a personas	43.816.494
Donaciones a instituciones sin fines de lucro	14.562.165
Donaciones corrientes a Consejos Comunales	10.678.921
Al sector público	28.153.519
Transferencias corrientes al sector público	28.153.519
A la República	10.678.921
A los entes descentralizados sin fines empresariales	13.591.354
Al Poder Estadal	1.941.622
Al Poder Municipal	1.941.622
Al sector externo	230.000
Transferencias corrientes al exterior	230.000
A organismos internacionales	230.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS DE CAPITAL	**46.460.538**
INVERSIÓN REAL DIRECTA	46.460.538
Formación bruta de capital fijo	39.326.421
Maquinaria, equipos y otros bienes muebles	27.483.921
Construcciones de bienes de dominio privado	11.842.500
Bienes intangibles	7.134.117
APLICACIONES FINANCIERAS	**7.375.000**
DISMINUCIÓN DE PASIVOS	7.375.000
Disminución de cuentas y efectos por pagar	7.375.000
Disminución de cuentas y efectos por pagar a corto plazo	7.375.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.500.000
Disminución de aportes patronales y retenciones laborales por pagar	1.500.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro de vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	1.500.000
Disminución cuentas por pagar a proveedores a corto plazo	275.000
Disminución cuentas por pagar a contratistas a corto plazo	2.100.000
TOTAL GASTOS	**970.810.986**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118.682	Supervisión bancaria	Informe			1.040	203.690.111				203.690.111
TOTAL						**203.690.111**				**203.690.111**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	447.926.065				447.926.065
02	Gestión Administrativa	292.974.443				292.974.443
03	Previsión y Protección Social	26.220.367				26.220.367
TOTAL		**767.120.875**				**767.120.875**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**473**	**387**	**132**	**992**	**89.323.851**		**89.323.851**
Alto Nivel y de Dirección		1		1	185.785		185.785
Directivo	18	9	9	36	19.130.398		19.130.398
Profesional y Técnico	344	254	106	704	50.434.686		50.434.686
Administrativo	87	91	14	192	17.391.271		17.391.271
Obrero	24	32	3	59	2.181.711		2.181.711
Personal Contratado	**45**	**30**		**75**	**9.750.000**		**9.750.000**
Profesional y Técnico	45	30		75	9.750.000		9.750.000
TOTAL	**518**	**417**	**132**	**1.067**	**99.073.851**		**99.073.851**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**11**	**2**	**13**	**10.491.460**
Empleado	11	2	13	10.491.460
Jubilados	**11**	**16**	**27**	**15.728.907**
Empleado	11	16	27	15.728.907
TOTAL	**22**	**18**	**40**	**26.220.367**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	647.116.176
4.02	Materiales, suministros y mercancías	24.997.807
4.03	Servicios no personales	110.495.759
4.04	Activos reales	46.460.538
4.07	Transferencias y donaciones	123.661.466
4.08	Otros gastos	10.704.240
4.11	Disminución de pasivos	7.375.000
	TOTAL	**970.810.986**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**960.106.746**
INGRESOS CORRIENTES ORDINARIOS	960.106.746
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	40.000
Venta de otros bienes y servicios	40.000
INGRESOS DE LA PROPIEDAD	9.466.007
Intereses	9.466.007
Intereses internos	9.466.007
Intereses por depósitos	9.466.007
TRANSFERENCIAS CORRIENTES	950.600.739
Transferencias corrientes internas recibidas del sector privado	617.890.480
De empresas privadas	617.890.480
Transferencias corrientes del sector público	332.710.259
Transferencias corrientes internas recibidas del sector público	332.710.259
De los entes descentralizados financieros bancarios	332.710.259
1.2 GASTOS CORRIENTES	**916.975.448**
GASTOS DE CONSUMO	793.313.982
Remuneraciones	647.116.176
Sueldos, salarios y otras retribuciones	230.573.309
Beneficios y complementos de sueldos y salarios	202.025.113
Aportes patronales	17.977.579
Prestaciones sociales y otras indemnizaciones	59.572.847
Asistencia socioeconómica	136.967.328
Compra de bienes y servicios	112.846.854
Bienes de consumo	24.997.807
Servicios no personales	87.849.047
Impuestos indirectos	22.646.712
Depreciación y amortización	10.704.240
TRANSFERENCIAS Y DONACIONES CORRIENTES	123.661.466
Al sector privado	95.277.947
Transferencias corrientes al sector privado	26.220.367
Directas a personas	26.220.367

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Pensiones y otros beneficios asociados	10.491.460
Jubilaciones y otros beneficios asociados	15.728.907
Donaciones corrientes al sector privado	69.057.580
Donaciones a personas	43.816.494
Donaciones a instituciones sin fines de lucro	14.562.165
Donaciones corrientes a Consejos Comunales	10.678.921
Al sector público	28.153.519
Transferencias corrientes al sector público	28.153.519
A la República	10.678.921
A los entes descentralizados sin fines empresariales	13.591.354
Al Poder Estadal	1.941.622
Al Poder Municipal	1.941.622
Al sector externo	230.000
Transferencias corrientes al exterior	230.000
A organismos internacionales	230.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**43.131.298**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**53.835.538**
RECURSOS PROPIOS DE CAPITAL	53.835.538
Ahorro en cuenta corriente	43.131.298
Incremento de la depreciación y amortización acumuladas	10.704.240
2.2 GASTOS DE CAPITAL	**46.460.538**
INVERSIÓN REAL DIRECTA	46.460.538
Formación bruta de capital fijo	39.326.421
Maquinaria, equipos y otros bienes muebles	27.483.921
Construcciones de bienes de dominio privado	11.842.500
Bienes intangibles	7.134.117
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**7.375.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**7.375.000**
SUPERÁVIT FINANCIERO	7.375.000
3.2 APLICACIONES FINANCIERAS	**7.375.000**
DISMINUCIÓN DE PASIVOS	7.375.000
Disminución de cuentas y efectos por pagar	7.375.000
Disminución de cuentas y efectos por pagar a corto plazo	7.375.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.500.000
Disminución de aportes patronales y retenciones laborales por pagar	1.500.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro de vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	1.500.000
Disminución cuentas por pagar a proveedores a corto plazo	275.000
Disminución cuentas por pagar a contratistas a corto plazo	2.100.000

A0122

Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central

SERVICIO AUTÓNOMO DE PRESTACIONES SOCIALES DE LOS ORGANISMOS DE LA ADMINISTRACIÓN CENTRAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Al Servicio Autónomo de Prestaciones de los Organismos de la Administración Central, dentro de las orientaciones de las políticas internas del Ministerio del Poder Popular de Planificación y Finanzas, le corresponde asegurar el pago de prestaciones sociales e intereses sobre prestaciones sociales, al personal empleado, obrero y docente, egresado de los diferentes organismos que integran la Administración Central, conforme a las disposiciones legales y convención colectiva.

La Institución atenderá el pago de las prestaciones sociales e intereses al personal empleado, obrero y docente, que ha concluido su relación laboral y cuya liquidación y trámite para el pago de las prestaciones sociales, se encuentra pendiente en el organismo del cual egresa el trabajador. Asimismo, gestionará la liberación de los recursos correspondientes a fideicomisos laborales, aperturados en los diferentes entes financieros, a fin de garantizar que el servidor público, disponga del monto de sus prestaciones sociales oportunamente, una vez que haya egresado de la Administración Pública Central.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**261.200.000**
INGRESOS CORRIENTES ORDINARIOS	261.200.000
TRANSFERENCIAS CORRIENTES	260.000.000
Transferencias corrientes del sector público	260.000.000
Transferencias corrientes internas recibidas del sector público	260.000.000
De la República	260.000.000
OTROS INGRESOS	1.200.000
Otros ingresos ajenos a la operación	1.200.000
TOTAL RECURSOS	**261.200.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**261.200.000**
DISMINUCIÓN DE PASIVOS	261.200.000
Obligaciones de ejercicios anteriores	261.200.000
Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	261.200.000
TOTAL GASTOS	**261.200.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117.883	Tramitación y pago de prestaciones sociales de los organismos de la Administración Central	Expediente			3.250	1.200.000	260.000.000			261.200.000
TOTAL						**1.200.000**	**260.000.000**			**261.200.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.11	Disminución de pasivos	261.200.000
	TOTAL	**261.200.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**261.200.000**
INGRESOS CORRIENTES ORDINARIOS	261.200.000
TRANSFERENCIAS CORRIENTES	260.000.000
Transferencias corrientes del sector público	260.000.000
Transferencias corrientes internas recibidas del sector público	260.000.000
De la República (Ministerio del Poder Popular de Planificación y Finanzas)	260.000.000
Recursos Ordinarios	260.000.000
OTROS INGRESOS	1.200.000
Otros ingresos ajenos a la operación	1.200.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**261.200.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**261.200.000**
RECURSOS PROPIOS DE CAPITAL	261.200.000
Ahorro en cuenta corriente	261.200.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**261.200.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**261.200.000**
SUPERÁVIT FINANCIERO	261.200.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3.2 APLICACIONES FINANCIERAS	**261.200.000**
DISMINUCIÓN DE PASIVOS	261.200.000
Obligaciones de ejercicios anteriores	261.200.000
Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las trabajadoras	261.200.000

A0123

Servicio Nacional Integrado de Administración Aduanera y Tributaria (SENIAT)

SERVICIO NACIONAL INTEGRADO DE ADMINISTRACIÓN ADUANERA Y TRIBUTARIA (SENIAT)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Servicio Nacional Integrado de Administración Aduanera y Tributaria (Seniat), partiendo del Proyecto Nacional Simón Bolívar - Primer Plan Socialista- PPS- del Desarrollo Económico y Social de la Nación 2007-2013 y respondiendo a los objetivos estratégicos, se plantea para el ejercicio 2013 la ejecución de la fase de fortalecimiento de los proyectos: Sistema tributario socialista 2do. momento y Sistema aduanero socialista 2do. momento". Para ello, se incorporarán normas, procedimientos, técnicas y gestión sistematizada y planificada, que sienta las bases para lograr los objetivos definidos en el marco de la transformación revolucionaria del Servicio.

En consecuencia, el Seniat elaboró el presente presupuesto, mediante la articulación de los Proyectos, Acciones Centralizadas y Acciones Especificas, que conforman el Plan Operativo Anual Institucional 2013, en concordancia con las políticas, lineamientos y directrices emanadas del Ministerio del Poder Popular de Planificación; y Finanzas y de la Oficina Nacional de Presupuesto, de acuerdo a lo establecido en el Decreto N° 6.649 de fecha 25 de marzo de 2009, mediante el cual se dictaminó la eliminación del gasto suntuario o superfluo en el Sector Público Nacional.

Los proyectos contemplados son los siguientes:

- Sistema tributario socialista fase fortalecimiento 2do. momento: Reorienta la gestión de fiscalización y el cobro, incorporando procesos que permitan erradicar las prácticas más complejas de evasión fiscal e impago de las obligaciones tributarias, a través del control de la población objeto del Proyecto.
- Sistema aduanero socialista fase fortalecimiento 2do. momento: Articula el control aduanero con la visión de seguridad y soberanía integral de la Nación, aplicando procesos que regulen el ingreso y salida de mercancías y bienes, en atención a las políticas dictadas por el Ejecutivo Nacional. Para el año 2013, se prevé la modificación del marco normativo, que viabilice jurídicamente la ampliación del ámbito de potestad aduanera, como elemento de defensa y protección de nuestra soberanía.

El Seniat, plantea para el ejercicio 2013, avanzar en la ejecución de la fase de fortalecimiento en su 2do. Momento de los Proyectos mencionados, para lo cual desarrollará las siguientes acciones:

- Ejecución de fiscalizaciones.
- Sustanciación del sumario administrativo.
- Ejecución del control extensivo de contribuyentes y responsables.
- Ejecución del cobro de deudas tributarias.
- Elaboración de modelos de análisis del fraude fiscal.
- Construcción de la cuenta integral aduanera y tributaria.
- Consolidación del Registro Único de Información Fiscal.
- Ejecución del almacenamiento de los bienes objetos de embargo.
- Adecuación del marco normativo aduanero a la visión socialista.
- Reconocimiento de mercancías.
- Fortalecimiento del control de origen de las mercancías.
- Gestión dinámica del riesgo en mercancías.
- Intensificación de las actuaciones de control aduanero.
- Control de la aplicación de normas técnicas para el almacenamiento de mercancías.
- Elaboración de propuestas para la activación de laboratorios de aduanas.
- Evaluación del impacto de los Regimenes Aduaneros Especiales Territoriales.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**3.436.041.351**
INGRESOS CORRIENTES ORDINARIOS	3.436.041.351
INGRESOS NO TRIBUTARIOS	1.067.551.679
Tasas	1.067.551.679
INGRESOS DE LA PROPIEDAD	5.200.000
Intereses	5.200.000
Intereses internos	5.200.000
Intereses por depósitos	5.200.000
TRANSFERENCIAS CORRIENTES	2.363.289.672
Transferencias corrientes del sector público	2.363.289.672
Transferencias corrientes internas recibidas del sector público	2.363.289.672
De la República	2.363.289.672
INGRESOS DE CAPITAL	**78.109.308**
RECURSOS PROPIOS DE CAPITAL	78.109.308
Incremento de la depreciación y amortización acumuladas	78.109.308
FUENTES DE FINANCIAMIENTO	**92.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	92.000.000
Disminución de otros activos financieros	92.000.000
Disminución de disponibilidades	92.000.000
Disminución de caja	92.000.000
TOTAL RECURSOS	**3.606.150.659**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**3.319.803.148**
GASTOS DE CONSUMO	3.063.883.922
Remuneraciones	2.129.644.872
Sueldos, salarios y otras retribuciones	434.835.718
Beneficios y complementos de sueldos y salarios	736.683.695
Aportes patronales	72.973.978
Prestaciones sociales y otras indemnizaciones	230.908.551
Asistencia socioeconómica	585.492.930
Otros gastos de personal	68.750.000
Compra de bienes y servicios	760.209.928
Bienes de consumo	196.828.327
Servicios no personales	563.381.601
Impuestos indirectos	95.919.814
Depreciación y amortización	78.109.308
TRANSFERENCIAS Y DONACIONES CORRIENTES	255.919.226
Al sector privado	255.919.226
Transferencias corrientes al sector privado	238.844.800
Directas a personas	238.304.800
Pensiones y otros beneficios asociados	27.724.000
Jubilaciones y otros beneficios asociados	210.580.800
A instituciones sin fines de lucro	540.000
Donaciones corrientes al sector privado	17.074.426
Donaciones a personas	17.074.426
GASTOS DE CAPITAL	**194.347.511**
INVERSIÓN REAL DIRECTA	194.347.511
Formación bruta de capital fijo	185.713.205
Edificios e instalaciones	4.290.000
Maquinaria, equipos y otros bienes muebles	52.310.623
Bienes preexistentes	57.400
Construcciones de bienes de dominio privado	129.055.182
Bienes intangibles	8.634.306

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**92.000.000**
DISMINUCIÓN DE PASIVOS	92.000.000
Disminución de cuentas y efectos por pagar	92.000.000
Disminución de cuentas y efectos por pagar a corto plazo	92.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	12.000.000
Disminución cuentas por pagar a proveedores a corto Plazo	80.000.000
TOTAL GASTOS	**3.606.150.659**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119.470	Sistema tributario socialista fase fortalecimiento 2do. momento	Resolución Pagada			1.616	13.543.677				13.543.677
119.473	Sistema aduanero socialista fase fortalecimiento 2do. momento	Operación			528.164	13.923.802				13.923.802
TOTAL						27.467.479				27.467.479

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	5.200.000	2.124.444.872			2.129.644.872
02	Gestión Administrativa	1.204.275.084				1.204.275.084
03	Previsión y Protección Social		238.844.800			238.844.800
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	5.918.424				5.918.424
TOTAL		1.215.393.508	2.363.289.672			3.578.683.180

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**5.339**	**4.048**		**9.387**	**314.614.404**	**22.000.000**	**336.614.404**
Alto Nivel y de Dirección		1		1	149.600		149.600
Directivo	156	255		411	14.684.621		14.684.621
Profesional y Técnico	3.470	2.803		6.273	176.215.449		176.215.449
Administrativo	1.349	495		1.844	102.792.345		102.792.345
Obrero	364	494		858	20.772.389	22.000.000	42.772.389
Personal Contratado	**123**	**101**		**224**	**4.620.000**		**4.620.000**
Profesional y Técnico	123	101		224	4.620.000		4.620.000
TOTAL	**5.462**	**4.149**		**9.611**	**319.234.404**	**22.000.000**	**341.234.404**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**149**	**54**	**203**	**27.724.000**
Empleado	149	54	203	27.724.000
Jubilados	**971**	**649**	**1.620**	**210.580.800**
Empleado	971	649	1.620	210.580.800
TOTAL	**1.120**	**703**	**1.823**	**238.304.800**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	2.129.644.872
4.02	Materiales, suministros y mercancías	196.828.327
4.03	Servicios no personales	659.301.415
4.04	Activos reales	194.347.511
4.07	Transferencias y donaciones	255.919.226
4.08	Otros gastos	78.109.308
4.11	Disminución de pasivos	92.000.000
	TOTAL	**3.606.150.659**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.436.041.351**
INGRESOS CORRIENTES ORDINARIOS	3.436.041.351
INGRESOS NO TRIBUTARIOS	1.067.551.679
Tasas	1.067.551.679
INGRESOS DE LA PROPIEDAD	5.200.000
Intereses	5.200.000
Intereses internos	5.200.000
Intereses por depósitos	5.200.000
TRANSFERENCIAS CORRIENTES	2.363.289.672
Transferencias corrientes del sector público	2.363.289.672
Transferencias corrientes internas recibidas del sector público	2.363.289.672
De la República (Ministerio del Poder Popular de Planificación y Finanzas)	2.363.289.672
Recursos Ordinarios	2.332.994.586
Otras Fuentes	30.295.086
1.2 GASTOS CORRIENTES	**3.319.803.148**
GASTOS DE CONSUMO	3.063.883.922
Remuneraciones	2.129.644.872
Sueldos, salarios y otras retribuciones	434.835.718
Beneficios y complementos de sueldos y salarios	736.683.695
Aportes patronales	72.973.978
Prestaciones sociales y otras indemnizaciones	230.908.551
Asistencia socioeconómica	585.492.930
Otros gastos de personal	68.750.000
Compra de bienes y servicios	760.209.928
Bienes de consumo	196.828.327
Servicios no personales	563.381.601
Impuestos indirectos	95.919.814
Depreciación y amortización	78.109.308
TRANSFERENCIAS Y DONACIONES CORRIENTES	255.919.226
Al sector privado	255.919.226
Transferencias corrientes al sector privado	238.844.800
Directas a personas	238.304.800
Pensiones y otros beneficios asociados	27.724.000
Jubilaciones y otros beneficios asociados	210.580.800

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
A instituciones sin fines de lucro	540.000
Donaciones corrientes al sector privado	17.074.426
Donaciones a personas	17.074.426
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**116.238.203**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**194.347.511**
RECURSOS PROPIOS DE CAPITAL	194.347.511
Ahorro en cuenta corriente	116.238.203
Incremento de la depreciación y amortización acumuladas	78.109.308
2.2 GASTOS DE CAPITAL	**194.347.511**
INVERSIÓN REAL DIRECTA	194.347.511
Formación bruta de capital fijo	185.713.205
Edificios e instalaciones	4.290.000
Maquinaria, equipos y otros bienes muebles	52.310.623
Bienes preexistentes	57.400
Construcciones de bienes de dominio privado	129.055.182
Bienes intangibles	8.634.306
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**92.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	92.000.000
Disminución de otros activos financieros	92.000.000
Disminución de disponibilidades	92.000.000
Disminución de caja	92.000.000
3.2 APLICACIONES FINANCIERAS	**92.000.000**
DISMINUCIÓN DE PASIVOS	92.000.000
Disminución de cuentas y efectos por pagar	92.000.000
Disminución de cuentas y efectos por pagar a corto plazo	92.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	12.000.000
Disminución cuentas por pagar a proveedores a corto plazo	80.000.000

A0185

Superintendencia Nacional de Valores

SUPERINTENDENCIA NACIONAL DE VALORES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Superintendencia Nacional de Valores (Sunaval), bajo la tutela administrativa del Ministerio del Poder Popular de Planificación y Finanzas, es el ente encargado de regular y supervisar el funcionamiento del mercado de valores, para estimular el desarrollo productivo del país, bajo la vigilancia y coordinación del Órgano Superior del Sistema Financiero Nacional.

La política presupuestaria de Sunaval, está vinculada al Proyecto Nacional Simón Bolívar - Primer Plan Socialista- PPS- del Desarrollo Económico y Social de la Nación 2007-2013, particularmente a la estrategia de mejorar sustancialmente la distribución de la riqueza y el ingreso, a través de la promoción del ahorro interno con equidad.

En este sentido, la Superintendencia pretende estimular y promover la incorporación de pequeños y medianos ahorristas, así como la pequeña y mediana empresa (Pyme) al mercado de valores nacional, garantizando la transparencia del mismo, mejorando y fortaleciendo los sistemas de regulación y control de los emisores e intermediarios de títulos valores, la promoción y difusión de las bondades del mercado de valores y la capacitación del público en general, en esta materia.

Para ello, Sunaval velará por la transparencia del mercado y la protección de los inversores, asegurando la mayor difusión de información financiera y el cumplimiento por parte de los entes intermediarios y emisores, de estándares internacionales de actuación y conducta y de los principios de buen gobierno, abarcando:

- Empresas emisoras.
- Entidades de inversión colectiva de capital cerrado (turísticas) y entidades de inversión colectiva de capital abierto (inmobiliarias) y sus sociedades administradoras.
- Operadores de valores autorizados, asesores de inversión, corredores de productos e insumos agrícolas y contadores públicos inscritos ante el Registro Nacional de Valores.
- Casas de bolsa, sociedades de corretaje, bolsas de valores, bolsas de productos agrícolas, cajas de valores, calificadoras de riesgo y agentes de traspaso.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**73.203.154**
INGRESOS CORRIENTES ORDINARIOS	73.203.154
INGRESOS NO TRIBUTARIOS	4.007.300
Tasas	7.300
Ingresos por contribuciones especiales	4.000.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	700
Venta de otros bienes y servicios	700
INGRESOS DE LA PROPIEDAD	400.000
Intereses	400.000
Intereses internos	400.000
Intereses por depósitos	400.000
TRANSFERENCIAS CORRIENTES	68.795.154
Transferencias corrientes del sector público	68.795.154
Transferencias corrientes internas recibidas del sector Público	68.795.154
De la República	68.795.154
INGRESOS DE CAPITAL	**1.000.000**
RECURSOS PROPIOS DE CAPITAL	1.000.000
Incremento de la depreciación y amortización acumuladas	1.000.000
FUENTES DE FINANCIAMIENTO	**45.227.438**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	45.227.438
Disminución de otros activos financieros	45.227.438
Disminución de disponibilidades	45.227.438
Disminución de bancos	45.227.438
TOTAL RECURSOS	**119.430.592**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**114.748.592**
GASTOS DE CONSUMO	109.129.692
Remuneraciones	97.777.642

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Sueldos, salarios y otras retribuciones	22.971.266
Beneficios y complementos de sueldos y salarios	17.537.612
Aportes patronales	2.259.510
Prestaciones sociales y otras indemnizaciones	6.184.627
Asistencia socioeconómica	48.822.627
Otros gastos de personal	2.000
Compra de bienes y servicios	8.891.050
Bienes de consumo	2.709.000
Servicios no personales	6.182.050
Impuestos indirectos	1.461.000
Depreciación y amortización	1.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.618.900
Al sector privado	5.478.900
Transferencias corrientes al sector privado	2.078.900
Directas a personas	2.078.900
Jubilaciones y otros beneficios asociados	2.078.900
Donaciones corrientes al sector privado	3.400.000
Donaciones a personas	1.600.000
Donaciones a instituciones sin fines de lucro	1.800.000
Al sector externo	140.000
Donaciones corrientes al exterior	140.000
A organismos internacionales	140.000
GASTOS DE CAPITAL	**4.500.000**
INVERSIÓN REAL DIRECTA	4.500.000
Formación bruta de capital fijo	3.100.000
Maquinaria, equipos y otros bienes muebles	3.100.000
Bienes intangibles	1.400.000
APLICACIONES FINANCIERAS	**182.000**
DISMINUCIÓN DE PASIVOS	182.000
Disminución de cuentas y efectos por pagar	182.000
Disminución de cuentas y efectos por pagar a corto plazo	182.000
Disminución cuentas por pagar a proveedores a corto plazo	182.000
TOTAL GASTOS	**119.430.592**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119.150	Promoción y difusión del mercado de valores	Conferencia			10		14.096.232			14.096.232
119.291	Mejoramiento y fortalecimiento de la fiscalización, supervisión y regulación del mercado de valores	Auditoria			1.728		19.529.563			19.529.563
TOTAL							33.625.795			33.625.795

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	35.719.438	33.090.459			68.809.897
02	Gestión Administrativa	14.916.000				14.916.000
03	Previsión y Protección Social		2.078.900			2.078.900
TOTAL		50.635.438	35.169.359			85.804.797

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**98**	**45**	**42**	**185**	**6.366.405**	**238.535**	**6.604.940**
Alto Nivel y de Dirección		1		1	37.996		37.996
Directivo	10	9	8	27	573.721		573.721
Profesional y Técnico	70	12	19	101	4.147.923	167.032	4.314.955
Administrativo	18	12	14	44	1.223.170	71.503	1.294.673
Obrero		11	1	12	383.595		383.595
Personal Contratado	**3**	**2**		**5**	**330.000**		**330.000**
Profesional y Técnico	3	2		5	330.000		330.000
TOTAL	**101**	**47**	**42**	**190**	**6.696.405**	**238.535**	**6.934.940**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**4**	**2**	**6**	**2.078.900**
Empleado	4	2	6	2.078.900
TOTAL	**4**	**2**	**6**	**2.078.900**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	97.777.642
4.02	Materiales, suministros y mercancías	2.709.000
4.03	Servicios no personales	7.643.050
4.04	Activos reales	4.500.000
4.07	Transferencias y donaciones	5.618.900
4.08	Otros gastos	1.000.000
4.11	Disminución de pasivos	182.000
	TOTAL	**119.430.592**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**73.203.154**
INGRESOS CORRIENTES ORDINARIOS	73.203.154
INGRESOS NO TRIBUTARIOS	4.007.300
Tasas	7.300
Ingresos por contribuciones especiales	4.000.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	700
Venta de otros bienes y servicios	700
INGRESOS DE LA PROPIEDAD	400.000
Intereses	400.000
Intereses internos	400.000
Intereses por depósitos	400.000
TRANSFERENCIAS CORRIENTES	68.795.154
Transferencias corrientes del sector público	68.795.154
Transferencias corrientes internas recibidas del sector público	68.795.154
De la República	68.795.154
Recursos Ordinarios	68.795.154
1.2 GASTOS CORRIENTES	**114.748.592**
GASTOS DE CONSUMO	109.129.692
Remuneraciones	97.777.642
Sueldos, salarios y otras retribuciones	22.971.266
Beneficios y complementos de sueldos y salarios	17.537.612
Aportes patronales	2.259.510
Prestaciones sociales y otras indemnizaciones	6.184.627
Asistencia socioeconómica	48.822.627
Otros gastos de personal	2.000
Compra de bienes y servicios	8.891.050
Bienes de consumo	2.709.000
Servicios no personales	6.182.050
Impuestos indirectos	1.461.000
Depreciación y amortización	1.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.618.900
Al sector privado	5.478.900
Transferencias corrientes al sector privado	2.078.900

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Directas a personas	2.078.900
Jubilaciones y otros beneficios asociados	2.078.900
Donaciones corrientes al sector privado	3.400.000
Donaciones a personas	1.600.000
Donaciones a instituciones sin fines de lucro	1.800.000
Al sector externo	140.000
Donaciones corrientes al exterior	140.000
A organismos internacionales	140.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(41.545.438)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(40.545.438)**
RECURSOS PROPIOS DE CAPITAL	(40.545.438)
Desahorro en cuenta corriente	(41.545.438)
Incremento de la depreciación y amortización acumuladas	1.000.000
2.2 GASTOS DE CAPITAL	**4.500.000**
INVERSIÓN REAL DIRECTA	4.500.000
Formación bruta de capital fijo	3.100.000
Maquinaria, equipos y otros bienes muebles	3.100.000
Bienes intangibles	1.400.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(45.045.438)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**45.227.438**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	45.227.438
Disminución de otros activos financieros	45.227.438
Disminución de disponibilidades	45.227.438
Disminución de bancos	45.227.438
3.2 APLICACIONES FINANCIERAS	**45.227.438**
DISMINUCIÓN DE PASIVOS	182.000
Disminución de cuentas y efectos por pagar	182.000
Disminución de cuentas y efectos por pagar a corto plazo	182.000
Disminución cuentas por pagar a proveedores a corto plazo	182.000
DÉFICIT FINANCIERO	45.045.438

A0325

Fundación Escuela de Gerencia Social (FEGS)

FUNDACIÓN ESCUELA DE GERENCIA SOCIAL (FEGS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La política presupuestaria para el año 2013 de la FEGS, estará dirigida a:

- Fortalecer y crear capacidades gerenciales, abarcando redes de atención social, que integran esfuerzos públicos y comunitarios.
- Posicionar a la gerencia social, como campo disciplinario de actuación válido, pertinente y útil al desarrollo nacional.
- Impulsar la construcción y socialización de conocimientos en el área de la gerencia social, ofreciendo metodologías, tecnologías y recursos de información, adecuados a las necesidades de nuestros usuarios.

En este orden de ideas, el presente presupuesto estará orientado al financiamiento de los siguientes objetivos:

- Promover el desarrollo de competencias gerenciales, apropiadas para la formulación, ejecución y evaluación de políticas, programas y proyectos sociales.
- Generar conocimientos, metodologías, herramientas y prácticas destacadas en el área social, a través de actividades de investigación y asistencia técnica, dirigidas a los organismos públicos, comunidades organizadas y al sector social en general, para contribuir con ello, al incremento de sus capacidades de gestión.
- Promover el acceso a material bibliográfico y otros recursos formativos, disponibles para consulta presencial o en línea, sobre temas clave del sector social. De este modo, se brinda apoyo a programas formativos, democratizando el acceso a la información y promoviendo la socialización del conocimiento.

Tales objetivos responden a su vez al histórico e ineludible desafío y compromiso político asumido por el gobiemo Nacional, con las mayorías populares venezolanas, de avanzar y profundizar el Socialismo del Siglo XXI, enmarcándose la Fundación Escuela de Gerencia Social en las directrices de Construcción de las Suprema Felicidad Social y Profundización de la Democracia Protagónica Revolucionaria, en concordancia al Proyecto Nacional Simón Bolívar - Primer Plan Socialista- PPS- del Desarrollo Económico y Social de la Nación 2007-2013.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**13.654.040**
INGRESOS CORRIENTES ORDINARIOS	13.654.040
INGRESOS DE OPERACIÓN	830.000
Otros ingresos de operación	830.000
INGRESOS DE LA PROPIEDAD	300.000
Intereses	300.000
Intereses internos	300.000
Intereses por depósitos	300.000
TRANSFERENCIAS CORRIENTES	12.524.040
Transferencias corrientes del sector público	12.524.040
Transferencias corrientes internas recibidas del sector público	12.524.040
De la República	12.524.040
INGRESOS DE CAPITAL	**262.853**
RECURSOS PROPIOS DE CAPITAL	262.853
Incremento de la depreciación y amortización acumuladas	262.853
FUENTES DE FINANCIAMIENTO	**3.480.646**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.480.646
Disminución de otros activos financieros	3.480.646
Disminución de disponibilidades	3.480.646
Disminución de bancos	3.480.646
TOTAL RECURSOS	**17.397.539**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**17.083.789**
GASTOS DE CONSUMO	16.437.890
Remuneraciones	12.491.848
Sueldos, salarios y otras retribuciones	4.300.539
Beneficios y complementos de sueldos y salarios	2.366.625
Aportes patronales	453.980
Prestaciones sociales y otras indemnizaciones	1.086.242
Asistencia socioeconómica	4.284.462
Compra de bienes y servicios	3.148.893
Bienes de consumo	1.977.150
Servicios no personales	1.171.743
Impuestos indirectos	534.296
Depreciación y amortización	262.853
TRANSFERENCIAS Y DONACIONES CORRIENTES	645.899
Al sector privado	645.899
Transferencias corrientes al sector privado	645.899
Directas a personas	645.899
Pensiones y otros beneficios asociados	65.367
Jubilaciones y otros beneficios asociados	580.532
GASTOS DE CAPITAL	**313.750**
INVERSIÓN REAL DIRECTA	313.750
Formación bruta de capital fijo	313.750
Maquinaria, equipos y otros bienes muebles	313.750
TOTAL GASTOS	**17.397.539**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119.235	Sistematización de experiencias de participación y organización comunitaria.	Documento			1	49.400	701.429			750.829
119.236	Estudio del funcionamiento y gestión de empresas de propiedad social (EPS).	Documento			1	60.200	175.812			236.012
119.250	Valores y prácticas predominantes en la Administración Pública venezolana.	Documento			1	108.400	202.910			311.310
119.313	Fortalecimiento del Centro de Información y Documentación, para facilitar la construcción del conocimiento e intercambio de saberes.	Registro			1.085	84.059	1.861.277			1.945.336
119.358	Posicionamiento de los recursos de información, dirigidos al fortalecimiento de la gestión social y del poder popular.	Información			6.000	163.997	612.588			776.585
119.397	Formación para la creación de la institucionalidad que contribuya al desarrollo del poder popular	Taller			212	1.029.990	1.325.433			2.355.423
119.454	Fortalecimiento de los servicios que provee la plataforma tecnológica de información y comunicación de la FEGS	Servicio			365	184.992	1.140.450			1.325.442
TOTAL						**1.681.038**	**6.019.899**			**7.700.937**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	732.380	4.766.213			5.498.593
02	Gestión Administrativa	2.460.081				2.460.081
03	Previsión y Protección Social		645.899			645.899
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres		1.092.029			1.092.029
	TOTAL	**3.192.461**	**6.504.141**			**9.696.602**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**24**	**8**	**8**	**40**	**1.934.355**		**1.934.355**
Alto Nivel y de Dirección	1			1	87.543		87.543
Directivo	3	1	3	7	504.101		504.101
Profesional y Técnico	17	4	5	26	1.145.797		1.145.797
Administrativo	3	3		6	196.914		196.914
Personal Contratado	**26**	**26**		**52**	**1.765.464**		**1.765.464**
Profesional y Técnico	6	3		9	491.839		491.839
Administrativo	3	5		8	262.552		262.552
Docente	14	13		27	751.673		751.673
Investigación	3	5		8	259.400		259.400
TOTAL	**50**	**34**	**8**	**92**	**3.699.819**		**3.699.819**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1**		**1**	**65.367**
Empleado	1		1	65.367
Jubilados	**6**		**6**	**580.532**
Alto Nivel y de Dirección	1		1	190.810
Empleado	5		5	389.722
TOTAL	7		7	645.899

RESÚMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	12.491.848
4.02	Materiales, suministros y mercancías	1.977.150
4.03	Servicios no personales	1.706.039
4.04	Activos reales	313.750
4.07	Transferencias y donaciones	645.899
4.08	Otros gastos	262.853
	TOTAL	**17.397.539**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**13.654.040**
INGRESOS CORRIENTES ORDINARIOS	13.654.040
INGRESOS DE OPERACIÓN	830.000
Otros ingresos de operación	830.000
INGRESOS DE LA PROPIEDAD	300.000
Intereses	300.000
Intereses internos	300.000
Intereses por depósitos	300.000
TRANSFERENCIAS CORRIENTES	12.524.040
Transferencias corrientes del sector público	12.524.040
Transferencias corrientes internas recibidas del sector público	12.524.040
De la República	12.524.040
Recursos Ordinarios	12.524.040
1.2 GASTOS CORRIENTES	**17.083.789**
GASTOS DE CONSUMO	16.437.890
Remuneraciones	12.491.848
Sueldos, salarios y otras retribuciones	4.300.539
Beneficios y complementos de sueldos y salarios	2.366.625
Aportes patronales	453.980
Prestaciones sociales y otras indemnizaciones	1.086.242
Asistencia socioeconómica	4.284.462
Compra de bienes y servicios	3.148.893
Bienes de consumo	1.977.150
Servicios no personales	1.171.743
Impuestos indirectos	534.296
Depreciación y amortización	262.853
TRANSFERENCIAS Y DONACIONES CORRIENTES	645.899
Al sector privado	645.899
Transferencias corrientes al sector privado	645.899
Directas a personas	645.899
Pensiones y otros beneficios asociados	65.367
Jubilaciones y otros beneficios asociados	580.532

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(3.429.749)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(3.166.896)**
RECURSOS PROPIOS DE CAPITAL	(3.166.896)
Desahorro en cuenta corriente	(3.429.749)
Incremento de la depreciación y amortización acumuladas	262.853
2.2 GASTOS DE CAPITAL	**313.750**
INVERSIÓN REAL DIRECTA	313.750
Formación bruta de capital fijo	313.750
Maquinaria, equipos y otros bienes muebles	313.750
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(3.480.646)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**3.480.646**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.480.646
Disminución de otros activos financieros	3.480.646
Disminución de disponibilidades	3.480.646
Disminución de bancos	3.480.646
3.2 APLICACIONES FINANCIERAS	**3.480.646**
DÉFICIT FINANCIERO	3.480.646

A0455

Fundación Escuela Venezolana de Planificación

FUNDACIÓN ESCUELA VENEZOLANA DE PLANIFICACIÓN

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Constitución de la República Bolivariana de Venezuela estableció con claridad los fundamentos institucionales del Sistema de Planificación Nacional, estructurando y relacionando los tres niveles ejecutivos: nacional, estadal y municipal. A partir de los planteamientos constitucionales, se han aprobado otros instrumentos legales, que conforman la estructura normativa básica, que propicia la institucionalización del desarrollo endógeno, como elemento clave del Proyecto Nacional Venezolano, siendo estos los siguientes: La Ley Orgánica de Planificación, Ley de los Consejos Estadales de Planificación y Coordinación de Políticas Públicas y Ley de los Consejos Locales de Planificación y Coordinación de Políticas Públicas.

Considerando que el Estado tiene que facilitar la participación y corresponsabilidad de la sociedad en la planificación democrática, en cualesquiera de sus niveles ejecutivos y también construir y estructurar el Sistema Nacional de Planificación Pública, se decidió crear un órgano público nacional, que contribuyera a implantar un estilo venezolano de planificación: la Fundación Escuela Venezolana de Planificación, la cual tiene como objetivo principal la formación y capacitación a corto, mediano y largo plazo de proyectistas y planificadores profesionales, técnicos y ciudadanos interesados, capaces de asumir la responsabilidad de formular y desarrollar planes.

La Fundación Escuela Venezolana de Planificación, combina e integra las siguientes aspiraciones:

- Formar con calidad e innovación.
- Investigar para generar, divulgar y aplicar conocimientos.
- Desarrollar tecnologías de la información.
- Mantener una infraestructura de vanguardia.
- Promover el conocimiento.

Para el ejercicio económico financiero 2013, la Fundación Escuela Venezolana de Planificación, implementará una política de cobertura, a través de sus servicios, mediante la cual contempla la realización de 2.134 cursos y talleres, impartiendo educación en materia de planificación, para establecer un plan de asistencia técnica a las comunidades y a la población en general, para conformar la nueva estructura social.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**93.863.112**
INGRESOS CORRIENTES ORDINARIOS	93.863.112
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.089.000
Venta de otros bienes y servicios	1.089.000
INGRESOS DE OPERACIÓN	55.300
Otros ingresos de operación	55.300
INGRESOS DE LA PROPIEDAD	19.743
Intereses	19.743
Intereses internos	19.743
Intereses por depósitos	19.743
TRANSFERENCIAS CORRIENTES	92.699.069
Transferencias corrientes del sector público	92.699.069
Transferencias corrientes internas recibidas del sector público	92.699.069
De la República	92.699.069
INGRESOS DE CAPITAL	**3.707.155**
RECURSOS PROPIOS DE CAPITAL	3.707.155
Incremento de la depreciación y amortización acumuladas	3.707.155
TOTAL RECURSOS	**97.570.267**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**66.230.267**
GASTOS DE CONSUMO	65.270.267
Remuneraciones	29.715.730
Sueldos, salarios y otras retribuciones	11.106.066
Beneficios y complementos de sueldos y salarios	9.638.143
Aportes patronales	1.776.971
Prestaciones sociales y otras indemnizaciones	1.781.844
Asistencia socioeconómica	5.412.706
Compra de bienes y servicios	31.847.382
Bienes de consumo	11.404.000
Servicios no personales	20.443.382
Depreciación y amortización	3.707.155
TRANSFERENCIAS Y DONACIONES CORRIENTES	960.000
Al sector privado	960.000
Transferencias corrientes al sector privado	960.000
Directas a personas	960.000
Otras transferencias directas a personas	960.000
GASTOS DE CAPITAL	**31.340.000**
INVERSIÓN REAL DIRECTA	31.340.000
Formación bruta de capital fijo	31.340.000
Edificios e instalaciones	7.640.000
Maquinaria, equipos y otros bienes muebles	22.900.000
Construcciones de bienes de dominio privado	800.000
TOTAL GASTOS	**97.570.267**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119.167	Impulsar la formación en materia de planificación	Taller / Curso			2.134	1.164.043	11.050.261			12.214.304
119.212	Promoción de lineas de investigación y proyectos en la EVP	Proyecto			10		6.409.192			6.409.192
119.256	Difusión de una cultura sociopolitica de valores socialistas y democráticos en la EVP	Actividad r ealizada			106		1.680.000			1.680.000
119.283	Preservar la infraestructura de la Escuela Venezolana de Planificación	Mantenimiento			83		35.750.000		907.155	36.657.155
TOTAL						1.164.043	54.889.453		907.155	56.960.651

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras		19.654.234			19.654.234
02	Gestión Administrativa		18.155.382		2.800.000	20.955.382
TOTAL			37.809.616		2.800.000	40.609.616

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**76**	**79**		**155**	**11.091.066**		**11.091.066**
Directivo	1			1	238.337		238.337
Profesional y Técnico	26	20		46	3.752.851		3.752.851
Administrativo	15	9		24	1.035.497		1.035.497
Docente	10	10		20	2.446.720		2.446.720
Investigación	10	10		20	1.717.092		1.717.092
Obrero	14	30		44	1.900.569		1.900.569
TOTAL	**76**	**79**		**155**	**11.091.066**		**11.091.066**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	29.715.730
4.02	Materiales, suministros y mercancías	11.404.000
4.03	Servicios no personales	20.443.382
4.04	Activos reales	31.340.000
4.07	Transferencias y donaciones	960.000
4.08	Otros gastos	3.707.155
	TOTAL	**97.570.267**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**93.863.112**
INGRESOS CORRIENTES ORDINARIOS	93.863.112
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.089.000
Venta de otros bienes y servicios	1.089.000
INGRESOS DE OPERACIÓN	55.300
Otros ingresos de operación	55.300
INGRESOS DE LA PROPIEDAD	19.743
Intereses	19.743
Intereses internos	19.743
Intereses por depósitos	19.743
TRANSFERENCIAS CORRIENTES	92.699.069
Transferencias corrientes del sector público	92.699.069
Transferencias corrientes internas recibidas del sector público	92.699.069
De la República (Ministerio del Poder Popular de Planificación y Finanzas)	92.699.069
Recursos Ordinarios	92.699.069
1.2 GASTOS CORRIENTES	**66.230.267**
GASTOS DE CONSUMO	65.270.267
Remuneraciones	29.715.730
Sueldos, salarios y otras retribuciones	11.106.066
Beneficios y complementos de sueldos y salarios	9.638.143
Aportes patronales	1.776.971
Prestaciones sociales y otras indemnizaciones	1.781.844
Asistencia socioeconómica	5.412.706
Compra de bienes y servicios	31.847.382
Bienes de consumo	11.404.000
Servicios no personales	20.443.382
Depreciación y amortización	3.707.155
TRANSFERENCIAS Y DONACIONES CORRIENTES	960.000
Al sector privado	960.000
Transferencias corrientes al sector privado	960.000
Directas a personas	960.000
Otras transferencias directas a personas	960.000

1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**27.632.845**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**31.340.000**
RECURSOS PROPIOS DE CAPITAL	31.340.000
Ahorro en cuenta corriente	27.632.845
Incremento de la depreciación y amortización acumuladas	3.707.155
2.2 GASTOS DE CAPITAL	**31.340.000**
INVERSIÓN REAL DIRECTA	31.340.000
Formación bruta de capital fijo	31.340.000
Edificios e instalaciones	7.640.000
Maquinaria, equipos y otros bienes muebles	22.900.000
Construcciones de bienes de dominio privado	800.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0463

Fundación Banco de Comercio Exterior (FUNDABANCOEX)

FUNDACIÓN BANCO DE COMERCIO EXTERIOR (FUNDABANCOEX)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Banco de Comercio Exterior (FUNDABANCOEX) fue creada con la finalidad de fortalecer y masificar el desarrollo endógeno integral, con énfasis en el ámbito socio-cultural, orientado a insertar y fomentar el intercambio de los valores culturales típicos nacionales en los distintos espacios sociales; promover y apoyar la producción y exportación de valores culturales de orígenes artísticos, literarios, artesanales y musicales, particularmente, los producidos por los pueblos y comunidades indígenas, manteniendo los procesos de producción tradicional bajo los principios de cooperación, solidaridad, justo intercambio e igualdad de genero; así como, los elaborados por las industrias populares y/o empresas de productos típicos, emprendedoras e innovadoras, sustentables, con potencial exportador e integrador.

La Fundación para el ejercicio fiscal 2013, contará con un presupuesto de gastos que asciende a Bs. 13.527.250, que será financiado con transferencias del Banco de Comercio Exterior, C. A. (BANCOEX) por Bs. 12.977.250, recursos propios por Bs. 130.000, producto de intereses por depósitos, ingresos de capital por Bs. 220.000, derivados del incremento de la depreciación y amortización acumuladas y fuentes de financiamiento por Bs. 200.000, por la disminución de disponibilidades de bancos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**13.107.250**
INGRESOS CORRIENTES ORDINARIOS	13.107.250
INGRESOS DE LA PROPIEDAD	130.000
Intereses	130.000
Intereses internos	130.000
Intereses por depósitos	130.000
TRANSFERENCIAS CORRIENTES	12.977.250
Transferencias corrientes del sector público	12.977.250
Transferencias corrientes internas recibidas del sector público	12.977.250
De los entes descentralizados financieros bancarios	12.977.250
INGRESOS DE CAPITAL	**220.000**
RECURSOS PROPIOS DE CAPITAL	220.000
Incremento de la depreciación y amortización acumuladas	220.000
FUENTES DE FINANCIAMIENTO	**200.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	200.000
Disminución de otros activos financieros	200.000
Disminución de disponibilidades	200.000
Disminución de bancos	200.000
TOTAL RECURSOS	**13.527.250**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**12.837.250**
GASTOS DE CONSUMO	9.437.250
Remuneraciones	7.542.115
Sueldos, salarios y otras retribuciones	2.471.744
Beneficios y complementos de sueldos y salarios	2.283.916
Aportes patronales	355.451
Prestaciones sociales y otras indemnizaciones	561.176
Asistencia socioeconómica	1.869.828
Compra de bienes y servicios	1.437.978
Bienes de consumo	557.143
Servicios no personales	880.835
Impuestos indirectos	237.157
Depreciación y amortización	220.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.400.000
Al sector privado	3.400.000
Donaciones corrientes al sector privado	3.400.000
Donaciones a personas	2.000.000
Donaciones a instituciones sin fines de lucro	1.400.000
GASTOS DE CAPITAL	**490.000**
INVERSIÓN REAL DIRECTA	490.000
Formación bruta de capital fijo	490.000
Maquinaria, equipos y otros bienes muebles	490.000
APLICACIONES FINANCIERAS	**200.000**
DISMINUCIÓN DE PASIVOS	200.000
Disminución de cuentas y efectos por pagar	200.000
Disminución de cuentas y efectos por pagar a corto plazo	200.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	100.000
Disminución cuentas por pagar a proveedores a corto plazo	100.000
TOTAL GASTOS	**13.527.250**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118681	Promover Valores y Bienes Culturales Venezolanos.	Persona Beneficiada			950				8.401.700	8.401.700
TOTAL									**8.401.700**	**8.401.700**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	130.000			3.335.155	3.465.155
02	Gestión administrativa	420.000			1.040.395	1.460.395
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres				200.000	200.000
TOTAL		**550.000**			**4.575.550**	**5.125.550**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**5**	**1**		**6**	**941.020**		**941.020**
Alto Nivel y de Dirección	1			1	237.432		237.432
Directivo	1			1	166.800		166.800
Profesional y Técnico	3	1		4	536.788		536.788
Personal Contratado	**8**	**5**		**13**	**842.336**		**842.336**
Profesional y Técnico	2	2		4	445.629		445.629
Personal Administrativo	6	3		9	396.707		396.707
TOTAL	**13**	**6**		**19**	**1.783.356**		**1.783.356**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	7.542.115
4.02	Materiales, suministros y mercancías	557.143
4.03	Servicios no personales	1.117.992
4.04	Activos reales	490.000
4.07	Transferencias y donaciones	3.400.000
4.08	Otros gastos	220.000
4.11	Disminución de pasivos	200.000
	TOTAL	**13.527.250**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**13.107.250**
INGRESOS CORRIENTES ORDINARIOS	13.107.250
INGRESOS DE LA PROPIEDAD	130.000
Intereses	130.000
Intereses internos	130.000
Intereses por depósitos	130.000
TRANSFERENCIAS CORRIENTES	12.977.250
Transferencias corrientes del sector público	12.977.250
Transferencias corrientes internas recibidas del sector público	12.977.250
De los entes descentralizados financieros bancarios	12.977.250
Banco de Comercio Exterior, C.A. (BANCOEX)	12.977.250
1.2 GASTOS CORRIENTES	**12.837.250**
GASTOS DE CONSUMO	9.437.250
Remuneraciones	7.542.115
Sueldos, salarios y otras retribuciones	2.471.744
Beneficios y complementos de sueldos y salarios	2.283.916
Aportes patronales	355.451
Prestaciones sociales y otras indemnizaciones	561.176
Asistencia socioeconómica	1.869.828
Compra de bienes y servicios	1.437.978
Bienes de consumo	557.143
Servicios no personales	880.835
Impuestos indirectos	237.157
Depreciación y amortización	220.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.400.000
Al sector privado	3.400.000
Donaciones corrientes al sector privado	3.400.000
Donaciones a personas	2.000.000
Donaciones a instituciones sin fines de lucro	1.400.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**270.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**490.000**
RECURSOS PROPIOS DE CAPITAL	490.000
Ahorro en cuenta corriente	270.000
Incremento de la depreciación y amortización acumuladas	220.000
2.2 GASTOS DE CAPITAL	**490.000**
INVERSIÓN REAL DIRECTA	490.000
Formación bruta de capital fijo	490.000
Maquinaria, equipos y otros bienes muebles	490.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**200.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	200.000
Disminución de otros activos financieros	200.000
Disminución de disponibilidades	200.000
Disminución de bancos	200.000
3.2 APLICACIONES FINANCIERAS	**200.000**
DISMINUCIÓN DE PASIVOS	200.000
Disminución de cuentas y efectos por pagar	200.000
Disminución de cuentas y efectos por pagar a corto plazo	200.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	100.000
Disminución cuentas por pagar a proveedores a corto plazo	100.000

A0653

Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná (CORPOTULIPA)

CORPORACIÓN PARA LA ZONA LIBRE PARA EL FOMENTO DE LA INVERSIÓN TURÍSTICA DE LA PENÍNSULA DE PARAGUANÁ (CORPOTULIPA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná (CORPOTULIPA), es un ente adscrito al Ministerio del Poder Popular de Planificación y Finanzas, encargado de velar por el cumplimiento de la Ley de Zona Libre para el Fomento de la Inversión Turística en la Península de Paraguaná (ZOLIPA), teniendo entre sus atribuciones autorizar las actividades de los solicitantes como prestatarios de servicios turísticos y comerciales, conexos al turismo de la zona libre; así como poner en marcha planes, programas y proyectos dirigidos a impulsar el desarrollo de la Península de Paraguaná. Dicha autorización permite gozar de exenciones y beneficios fiscales a todas aquellas empresas u organizaciones prestatarias de servicios turísticos.

Para el ejercicio económico-financiero 2013, el presupuesto de la Corporación asciende a Bs. 20.866.013, el cual será financiado con recursos propios por Bs. 19.605.721, transferencias del Ministerio del Poder Popular de Planificación y Finanzas por Bs. 1.180.292 y de los Gobiernos Municipales por Bs. 80.000.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**19.719.371**
INGRESOS CORRIENTES ORDINARIOS	19.719.371
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	18.430.879
Venta de otros bienes y servicios	18.430.879
INGRESOS DE LA PROPIEDAD	28.000
Intereses	28.000
Intereses internos	28.000
Intereses por depósitos	28.000
TRANSFERENCIAS CORRIENTES	1.260.292
Transferencias corrientes del sector público	1.260.292
Transferencias corrientes internas recibidas del sector público	1.260.292
De la República	1.180.292
Del Poder Municipal	80.000
OTROS INGRESOS	200
Otros ingresos ordinarios	200
INGRESOS DE CAPITAL	**427.074**
RECURSOS PROPIOS DE CAPITAL	427.074
Incremento de la depreciación y amortización acumuladas	427.074
FUENTES DE FINANCIAMIENTO	**719.568**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	719.568
Disminución de otros activos financieros	719.568
Disminución de disponibilidades	719.568
Disminución de bancos	719.568
TOTAL RECURSOS	**20.866.013**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**17.636.671**
GASTOS DE CONSUMO	17.481.441
Remuneraciones	11.328.918
Sueldos, salarios y otras retribuciones	3.266.113
Beneficios y complementos de sueldos y salarios	4.381.856
Aportes patronales	724.343
Prestaciones sociales y otras indemnizaciones	1.033.583
Asistencia socioeconómica	1.730.523
Otros gastos de personal	192.500
Compra de bienes y servicios	4.951.624
Bienes de consumo	1.289.916
Servicios no personales	3.661.708
Impuestos indirectos	773.825
Depreciación y amortización	427.074
TRANSFERENCIAS Y DONACIONES CORRIENTES	155.230
Al sector privado	146.230
Transferencias corrientes al sector privado	67.230
Directas a personas	67.230
Jubilaciones y otros beneficios asociados	67.230
Donaciones corrientes al sector privado	79.000
Donaciones a personas	18.000
Donaciones a instituciones sin fines de lucro	41.000
Donaciones corrientes a Consejos Comunales	20.000
Al sector público	9.000
Donaciones corrientes al sector público	9.000
A los entes descentralizados sin fines empresariales	9.000
GASTOS DE CAPITAL	**2.802.268**
INVERSIÓN REAL DIRECTA	2.802.268
Formación bruta de capital fijo	2.742.768
Maquinaria, equipos y otros bienes muebles	242.768
Construcciones de bienes de dominio privado	2.500.000
Bienes intangibles	59.500

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**427.074**
INVERSIÓN FINANCIERA	427.074
Incremento de otros activos financieros	427.074
Incremento de disponibilidades	427.074
Incremento de caja	427.074
TOTAL GASTOS	**20.866.013**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119242	Promoción de Paraguaná como destino Turístico y Enclave de Inversión (Fase V).	Campaña			1	6.859.985				6.859.985
119252	Establecimiento de un Observatorio Turístico en la Península de Paraguaná.	Informe			12	643.998				643.998
119395	Fortalecimiento de las Redes Socioproductivas de Prestadores de Servicios Turísticos de Paraguaná.	Actividad			18	791.980				791.980
119464	Programa de Fortalecimiento al Bienestar Social de los Trabajadores de Corpotulipa y su entorno.	Programa			4	853.871				853.871
TOTAL						**9.149.834**				**9.149.834**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	5.984.733	1.180.292		80.000	7.245.025
02	Gestión administrativa	4.403.924				4.403.924
03	Previsión y protección social	67.230				67.230
TOTAL		**10.455.887**	**1.180.292**		**80.000**	**11.716.179**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**36**	**14**	**2**	**52**	**1.303.624**	**222.573**	**1.526.197**
Alto Nivel y de Dirección		1		1	24.570		24.570
Directivo	12	3		15	368.553		368.553
Profesional y Técnico	19	5	2	26	659.502	167.409	826.911
Personal Administrativo	3			3	73.711	11.483	85.194
Obrero	2	5		7	177.288	43.681	220.969
Personal Contratado	**16**	**13**		**29**	**1.415.914**		**1.415.914**
Profesional y Técnico	8	9		17	905.449		905.449
Personal Administrativo	8			8	452.725		452.725
Obrero		4		4	57.740		57.740
TOTAL	**52**	**27**	**2**	**81**	**2.719.538**	**222.573**	**2.942.111**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**1**		**1**	**67.230**
Empleados	1		1	67.230
TOTAL	**1**		**1**	**67.230**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	11.328.918
4.02	Materiales, suministros y mercancías	1.289.916
4.03	Servicios no personales	4.435.533
4.04	Activos reales	2.802.268
4.05	Activos financieros	427.074
4.07	Transferencias y donaciones	155.230
4.08	Otros gastos	427.074
	TOTAL	**20.866.013**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**19.719.371**
INGRESOS CORRIENTES ORDINARIOS	19.719.371
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	18.430.879
Venta de otros bienes y servicios	18.430.879
INGRESOS DE LA PROPIEDAD	28.000
Intereses	28.000
Intereses internos	28.000
Intereses por depósitos	28.000
TRANSFERENCIAS CORRIENTES	1.260.292
Transferencias corrientes del sector público	1.260.292
Transferencias corrientes internas recibidas del sector público	1.260.292
De la República	1.180.292
Ministerio del Poder Popular de Planificación y Finanzas	1.180.292
Recursos Ordinarios	1.180.292
Del Poder Municipal	80.000
OTROS INGRESOS	200
Otros ingresos ordinarios	200
1.2 GASTOS CORRIENTES	**17.636.671**
GASTOS DE CONSUMO	17.481.441
Remuneraciones	11.328.918
Sueldos, salarios y otras retribuciones	3.266.113
Beneficios y complementos de sueldos y salarios	4.381.856
Aportes patronales	724.343
Prestaciones sociales y otras indemnizaciones	1.033.583
Asistencia socioeconómica	1.730.523
Otros gastos de personal	192.500
Compra de bienes y servicios	4.951.624
Bienes de consumo	1.289.916
Servicios no personales	3.661.708

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Impuestos indirectos	773.825
Depreciación y amortización	427.074
TRANSFERENCIAS Y DONACIONES CORRIENTES	155.230
Al sector privado	146.230
Transferencias corrientes al sector privado	67.230
Directas a personas	67.230
Jubilaciones y otros beneficios asociados	67.230
Donaciones corrientes al sector privado	79.000
Donaciones a personas	18.000
Donaciones a instituciones sin fines de lucro	41.000
Donaciones corrientes a Consejos Comunales	20.000
Al sector público	9.000
Donaciones corrientes al sector público	9.000
A los entes descentralizados sin fines empresariales	9.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.082.700**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.509.774**
RECURSOS PROPIOS DE CAPITAL	2.509.774
Ahorro en cuenta corriente	2.082.700
Incremento de la depreciación y amortización acumuladas	427.074
2.2 GASTOS DE CAPITAL	**2.802.268**
INVERSIÓN REAL DIRECTA	2.802.268
Formación bruta de capital fijo	2.742.768
Maquinaria, equipos y otros bienes muebles	242.768
Construcciones de bienes de dominio privado	2.500.000
Bienes intangibles	59.500
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(292.494)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**719.568**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	719.568
Disminución de otros activos financieros	719.568
Disminución de disponibilidades	719.568
Disminución de bancos	719.568
3.2 APLICACIONES FINANCIERAS	**719.568**
INVERSIÓN FINANCIERA	427.074
Incremento de otros activos financieros	427.074
Incremento de disponibilidades	427.074
Incremento de caja	427.074
DÉFICIT FINANCIERO	292.494

A0806

Fondo de Protección Social de los Depósitos Bancarios (FOGADE)

FONDO DE PROTECCIÓN SOCIAL DE LOS DEPÓSITOS BANCARIOS (FOGADE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Fondo de Protección Social de los Depósitos Bancarios, tiene por objeto garantizar los fondos captados del público por las instituciones bancarias y ejercer la función de liquidador de las mismas y sus empresas relacionadas, de conformidad con lo establecido en la Ley de Instituciones del Sector Bancario.

Para el año 2013 el Fondo de Protección Social de los Depósitos Bancarios, contempla un presupuesto de Siete Mil Cuatrocientos Setenta Millones Ciento Siete Mil Seiscientos Veintinueve Bolívares (Bs. 7.470.107.629), cuya programación se fundamentó en las premisas que a continuación se describen:

- Directrices y Normas de los Órganos rectores de la materia y Políticas Institucionales a seguir en el corto plazo. Así como dar continuidad al cumplimiento del "Instructivo Presidencial para la Eliminación del Gasto Suntuario o Superfluo" dictado por el Presidente de la República.
- Respecto a la Estructura Presupuestaria se destaca la optimización de la gestión en cuanto al fortalecimiento de la capacidad de respuesta para el pago de la garantía, la administración del pago de las acreencias calificadas y la profundización de la Gestión Social de manera sistemática. Se mantiene la acción específica "Deber Social del Trabajador" en el nuevo Proyecto "Gestión Social del Fondo de Protección Social de los Depósitos Bancarios", para atender el lineamiento de fomentar la conciencia del deber social de los trabajadores. Asimismo, se considera el lineamiento de Enfoque de Género en aquellas acciones específicas de los proyecto donde aplique.
- Se mantiene la asignación de créditos presupuestarios en la Acción Centralizada "Protección y Atención Integral a las Familias en Refugios en Caso de Emergencias o Desastres", dando cumplimiento al Decreto con Rango, Valor y Fuerza de Ley Especial de Refugios Dignos para Proteger a la Población en casos de Emergencias y Desastres, en el marco del Estado Democrático y Social de Derecho y de Justicia, para atender los gastos vinculados con el mantenimiento integral de los refugios.

En relación con las operaciones financieras, la institución tiene previsto para el ejercicio económico-financiero 2013 las siguientes acciones:

- Percibir aportes de bancos por Bs. 5.605.775.164, considerando un incremento del 5,00% intersemestral de los depósitos del público y una tasa diferenciada de 0,75% para la Banca Privada y 0,50% para la Banca Pública.
- Obtener Ingresos Financieros por Bs. 1.690.788.663, producto de los intereses sobre cartera de inversiones en valores, estimados a una tasa promedio del 10,32% anual y para los saldos remunerados en el BCV estimados en 6,00% anual. Además incluye los intereses por operaciones de asistencia financiera.
- Obtener ingresos extraordinarios por Bs. 95.400.003, los cuales provienen principalmente de la venta de inmuebles del Banco Federal, C.A., cobranza de capital e intereses generados por la cartera de créditos de Bancoro, C.A., Banco Universal Regional, adquirida por el Fondo, y por los intereses generados por el fideicomiso del Plan de Vivienda. Asimismo contempla las recuperaciones de capital e intereses de carteras de crédito cedidas al Fondo y por cobro de acreencias relativas a la banca en liquidación.
- Se contempla el incremento de la depreciación y amortización acumulada Bs. 9.397.526.
- Por concepto de Fuentes Financieras se estiman Bs. 68.746.273, las cuales se originan del incremento de la provisión para indexar las demandas judiciales funcionariales y no funcionariales incoadas contra este Organismo por Bs. 55.200.000, la recuperación del capital relativo a la cartera de créditos de Bancoro, C.A., Banco Universal Regional adquirida por el Fondo Bs. 10.057.222 y las recuperaciones dirigidas a disminuir la cuenta de erogaciones recuperables provenientes del cobro de acreencias relativas a la banca en liquidación por Bs. 3.489.051.

- Inversiones en Valores por Bs. 5.718.066.161, como resultado del flujo de efectivo previsto, se determinó un excedente de tesorería a ser colocado en títulos rentables, seguros y de fácil realización de acuerdo con la política establecida por el Organismo, en función de mantener y fortalecer el respaldo a la garantía de los depósitos del público.

- Cumplir con los planes de acción para el funcionamiento y operatividad del Fondo, así como garantizar los recursos materiales y financieros de los proyectos, lo cual determina egresos por Bs. 795.409.389.

- Incremento de otros activos financieros por Bs. 892.034.553 que contempla incremento de disponibilidades por Bs. 736.206.976, incremento de cuentas por cobrar a mediano plazo por Bs. 16.686.096 y activos financieros no circulantes por Bs. 139.141.481, conformados principalmente por el Fideicomiso Plan de Vivienda que ampara a los trabajadores del fondo.

- Se estiman otros gastos por Bs. 64.597.526, destinados principalmente a la provisión de demandas judiciales funcionariales y no funcionariales incoadas contra este Organismo y al gasto por depreciación y amortización del ejercicio.

En resumen, para el año 2013 el Fondo de Protección Social de los Depósitos Bancarios, presenta un presupuesto de ingresos y gastos por Bs. 7.470.107.629, conformado por 890.177.165 para acciones centralizadas y Bs. 6.579.930.464 para proyectos y el mismo será financiado con ingresos corrientes por Bs. 1.786.188.666, ingresos de capital por Bs. 9.397.526 y fuentes financieras por Bs. 5.674.521.437.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**1.786.188.666**
INGRESOS CORRIENTES ORDINARIOS	1.786.188.666
INGRESOS DE OPERACIÓN	1.690.788.663
Ingresos financieros de instituciones financieras	1.690.788.663
OTROS INGRESOS	95.400.003
Otros ingresos ajenos a la operación	95.400.003
INGRESOS DE CAPITAL	**9.397.526**
RECURSOS PROPIOS DE CAPITAL	9.397.526
Incremento de la depreciación y amortización acumuladas	9.397.526
FUENTES DE FINANCIAMIENTO	**5.674.521.437**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	13.546.273
Disminución de otros activos financieros	13.546.273
Disminución de otros activos financieros no circulantes	13.546.273
INCREMENTO DE PASIVOS	55.200.000
Incremento de otros pasivos	55.200.000
Incremento de provisiones y reservas técnicas	55.200.000
Incremento de provisiones	55.200.000
Incremento de otras provisiones	55.200.000
INCREMENTO DEL PATRIMONIO	5.605.775.164
Incremento del capital	5.605.775.164
Incremento del capital fiscal e institucional	5.605.775.164
TOTAL RECURSOS	**7.470.107.629**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**784.427.175**
GASTOS DE OPERACIÓN	590.626.718
Remuneraciones	474.941.233
Sueldos, salarios y otras retribuciones	92.958.410
Beneficios y complementos de sueldos y salarios	164.178.174
Aportes patronales	17.981.895
Prestaciones sociales y otras indemnizaciones	48.143.398
Asistencia socioeconómica	151.229.628
Otros gastos de personal	449.728
Compra de bienes y servicios	90.669.588
Bienes de consumo	20.505.681
Servicios no personales	70.163.907
Impuestos indirectos	15.618.371
Depreciación y amortización	9.397.526
TRANSFERENCIAS Y DONACIONES CORRIENTES	138.026.557
Al sector privado	137.278.557
Transferencias corrientes al sector privado	130.199.557
Directas a personas	129.659.557
Pensiones y otros beneficios asociados	38.741.750
Jubilaciones y otros beneficios asociados	90.917.807
A instituciones sin fines de lucro	440.000
Otras transferencias corrientes internas al sector privado	50.000
Transferencias corrientes a Consejos Comunales	50.000
Donaciones corrientes al sector privado	7.079.000
Donaciones a personas	6.624.000
Donaciones a instituciones sin fines de lucro	255.000
Donaciones corrientes a Consejos Comunales	200.000
Al sector público	748.000
Transferencias corrientes al sector público	50.000
A los entes descentralizados sin fines empresariales para sus gastos	50.000
Donaciones corrientes al sector público	698.000
A la República	100.000
A los entes descentralizados sin fines empresariales	238.000
A instituciones de protección social	130.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
A entes descentralizados financieros bancarios	30.000
Al Poder Estadal	100.000
Al Poder Municipal	100.000
OTROS GASTOS CORRIENTES	55.773.900
Indemnizaciones y sanciones pecuniarias	55.200.000
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	55.200.000
Otros gastos corrientes	573.900
Otras perdidas	573.900
GASTOS DE CAPITAL	**42.351.202**
INVERSIÓN REAL DIRECTA	42.351.202
Formación bruta de capital fijo	41.731.202
Maquinaria, equipos y otros bienes muebles	19.581.202
Construcciones de bienes de dominio privado	22.150.000
Bienes intangibles	620.000
APLICACIONES FINANCIERAS	**6.643.329.252**
INVERSIÓN FINANCIERA	6.610.100.714
Adquisición de títulos y valores que no otorgan propiedad	5.718.066.161
Adquisición de títulos y valores a corto plazo	5.718.066.161
Adquisición de títulos y valores externos	5.718.066.161
Incremento de otros activos financieros	892.034.553
Incremento de disponibilidades	736.206.976
Incremento de bancos	736.206.976
Incremento de cuentas por cobrar a mediano y largo plazo	16.686.096
Incremento de otras cuentas por cobrar a mediano y largo plazo	16.686.096
Incremento de otros activos financieros no circulantes	139.141.481
DISMINUCIÓN DE PASIVOS	33.228.538
Disminución de otros pasivos	33.228.538
Disminución de otros pasivos a mediano y largo plazo	33.228.538
TOTAL GASTOS	**7.470.107.629**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118504	Aportes y garantía de depósitos	Bolívar			5.605.487.196	6.479.364.007				6.479.364.007
118544	Liquidación de instituciones del sector bancario y personas jurídicas vinculadas	Institución			27	92.695.834				92.695.834
118564	Gestión social del fondo de protección social de los depósitos bancarios	Persona Atendida			274	7.870.623				7.870.623
	TOTAL					**6.579.930.464**				**6.579.930.464**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	417.480.857				417.480.857
02	Gestión administrativa	341.956.751				341.956.751
03	Previsión y protección social	129.659.557				129.659.557
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	1.080.000				1.080.000
	TOTAL	**890.177.165**				**890.177.165**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**302**	**287**	**71**	**660**	**79.834.630**		**79.834.630**
Alto Nivel y de Dirección		1		1	395.616		395.616
Directivo	14	25	3	42	11.438.664		11.438.664
Profesional y Técnico	236	147	34	417	56.319.478		56.319.478
Personal Administrativo	46	68	31	145	8.264.184		8.264.184
Personal Médico		1	1	2	301.776		301.776
Obrero	6	45	2	53	3.114.912		3.114.912
Personal Fijo a Tiempo Parcial	**2**	**1**	**1**	**4**	**291.432**		**291.432**
Personal Médico	2	1	1	4	291.432		291.432
Personal Contratado	**18**	**38**	**0**	**56**	**11.727.340**		**11.727.340**
Profesional y Técnico		38		38	10.062.340		10.062.340
Personal Administrativo	18			18	1.665.000		1.665.000
TOTAL	**322**	**326**	**72**	**720**	**91.853.402**		**91.853.402**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**48**	**25**	**73**	**38.741.750**
Médicos	2		2	381.936
Empleados	46	25	71	38.359.814
Jubilados	**61**	**42**	**103**	**90.917.807**
Médicos	1		1	527.877
Empleados	60	42	102	90.389.930
TOTAL	**109**	**67**	**176**	**129.659.557**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	474.941.233
4.02	Materiales, suministros y mercancías	20.505.681
4.03	Servicios no personales	85.782.278
4.04	Activos reales	42.351.202
4.05	Activos financieros	6.610.100.714
4.07	Transferencias y donaciones	138.026.557
4.08	Otros gastos	65.171.426
4.11	Disminución de pasivos	33.228.538
	TOTAL	**7.470.107.629**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.786.188.666**
INGRESOS CORRIENTES ORDINARIOS	1.786.188.666
INGRESOS DE OPERACIÓN	1.690.788.663
Ingresos financieros de instituciones financieras	1.690.788.663
OTROS INGRESOS	95.400.003
Otros ingresos ajenos a la operación	95.400.003
1.2 GASTOS CORRIENTES	**784.427.175**
GASTOS DE OPERACIÓN	590.626.718
Remuneraciones	474.941.233
Sueldos, salarios y otras retribuciones	92.958.410
Beneficios y complementos de sueldos y salarios	164.178.174
Aportes patronales	17.981.895
Prestaciones sociales y otras indemnizaciones	48.143.398
Asistencia socioeconómica	151.229.628
Otros gastos de personal	449.728
Compra de bienes y servicios	90.669.588
Bienes de consumo	20.505.681
Servicios no personales	70.163.907
Impuestos indirectos	15.618.371
Depreciación y amortización	9.397.526
TRANSFERENCIAS Y DONACIONES CORRIENTES	138.026.557
Al sector privado	137.278.557
Transferencias corrientes al sector privado	130.199.557
Directas a personas	129.659.557
Pensiones y otros beneficios asociados	38.741.750
Jubilaciones y otros beneficios asociados	90.917.807
A instituciones sin fines de lucro	440.000
Otras transferencias corrientes internas al sector privado	50.000
Transferencias corrientes a Consejos Comunales	50.000
Donaciones corrientes al sector privado	7.079.000
Donaciones a personas	6.624.000
Donaciones a instituciones sin fines de lucro	255.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Donaciones corrientes a Consejos Comunales	200.000
Al sector público	748.000
Transferencias corrientes al sector público	50.000
A los entes descentralizados sin fines empresariales para sus gastos	50.000
Donaciones corrientes al sector público	698.000
A la República	100.000
A los entes descentralizados sin fines empresariales	238.000
A instituciones de protección social	130.000
A entes descentralizados financieros bancarios	30.000
Al Poder Estadal	100.000
Al Poder Municipal	100.000
OTROS GASTOS CORRIENTES	55.773.900
Indemnizaciones y sanciones pecuniarias	55.200.000
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	55.200.000
Otros gastos corrientes	573.900
Otras perdidas	573.900
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.001.761.491**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.011.159.017**
RECURSOS PROPIOS DE CAPITAL	1.011.159.017
Ahorro en cuenta corriente	1.001.761.491
Incremento de la depreciación y amortización acumuladas	9.397.526
2.2 GASTOS DE CAPITAL	**42.351.202**
INVERSIÓN REAL DIRECTA	42.351.202
Formación bruta de capital fijo	41.731.202
Maquinaria, equipos y otros bienes muebles	19.581.202
Construcciones de bienes de dominio privado	22.150.000
Bienes intangibles	620.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**968.807.815**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**6.643.329.252**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	13.546.273
Disminución de otros activos financieros	13.546.273
Disminución de otros activos financieros no circulantes	13.546.273
INCREMENTO DE PASIVOS	55.200.000
Incremento de otros pasivos	55.200.000
Incremento de provisiones y reservas técnicas	55.200.000
Incremento de provisiones	55.200.000
Incremento de otras provisiones	55.200.000
INCREMENTO DEL PATRIMONIO	5.605.775.164
Incremento del capital	5.605.775.164
Incremento del capital fiscal e institucional	5.605.775.164
SUPERÁVIT FINANCIERO	968.807.815
3.2 APLICACIONES FINANCIERAS	**6.643.329.252**
INVERSIÓN FINANCIERA	6.610.100.714
Adquisición de títulos y valores que no otorgan propiedad	5.718.066.161
Adquisición de títulos y valores a corto plazo	5.718.066.161
Adquisición de títulos y valores externos	5.718.066.161
Incremento de otros activos financieros	892.034.553
Incremento de disponibilidades	736.206.976
Incremento de bancos	736.206.976
Incremento de cuentas por cobrar a mediano y largo plazo	16.686.096
Incremento de otras cuentas por cobrar a mediano y largo plazo	16.686.096
Incremento de otros activos financieros no circulantes	139.141.481
DISMINUCIÓN DE PASIVOS	33.228.538
Disminución de otros pasivos	33.228.538
Disminución de otros pasivos a mediano y largo plazo	33.228.538

A0944

Superintendencia de Seguridad Social

SUPERINTENDENCIA DE SEGURIDAD SOCIAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Superintendencia de Seguridad Social, se crea mediante Ley de Reforma Parcial del Decreto N° 6.243, con Rango, Valor y Fuerza de Ley Orgánica del Sistema de Seguridad Social, publicada en Gaceta Oficial N° 39.912 del 30-04-2012, con adscripción al Ministerio del Poder Popular de Planificación y Finanzas, teniendo por objeto dictar la normativa y establecer un sistema de regulación, inspección, vigilancia, supervisión, control y fiscalización, que permita detectar oportunamente los problemas de la recaudación y la gestión de los recursos financieros, en cualesquiera de los órganos, entes y fondos integrantes del Sistema de Seguridad Social, bajo los criterios de una supervisión preventiva, así como adoptar las medidas tendentes a corregir la situación.

A tales fines, la Superintendencia contará con las más amplias facultades, pudiendo solicitar a los órganos, entes y fondos controlados, los datos, documentos, informes, libros, normas y cualquier información que considere conveniente. Asimismo, tendrá derecho a revisar los archivos, expedientes y oficinas de los sujetos controlados, incluyendo sus sistemas de información y equipos de computación, tanto en el sitio como a través de sistemas remotos e inspeccionar a los órganos, entes y fondos regidos por esta Ley, por lo menos una vez cada año.

La política presupuestaria, estará enfocada a cumplir con su misión, la cual se centra en proteger el Sistema de Seguridad Social, con la finalidad de garantizar la universalidad, justicia y transparencia de los regimenes prestacionales, promoviendo la participación protagónica de los ciudadanos, para que se forme la cultura de seguridad social y el pueblo intendente. En consecuencia, los instrumentos de planificación, se estructuraron tomando en consideración la metodología de presupuesto por Proyectos y Acciones Centralizadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**40.795.823**
INGRESOS CORRIENTES ORDINARIOS	40.795.823
TRANSFERENCIAS CORRIENTES	40.795.823
Transferencias corrientes del sector público	40.795.823
Transferencias corrientes internas recibidas del sector público	40.795.823
De la República	40.795.823
INGRESOS DE CAPITAL	**128.000**
RECURSOS PROPIOS DE CAPITAL	128.000
Incremento de la depreciación y amortización acumuladas	128.000
TOTAL RECURSOS	**40.923.823**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**35.836.613**
GASTOS DE CONSUMO	35.816.613
Remuneraciones	19.718.035
Sueldos, salarios y otras retribuciones	5.028.300
Beneficios y complementos de sueldos y salarios	6.331.184
Aportes patronales	1.004.552
Prestaciones sociales y otras indemnizaciones	1.195.895
Asistencia socioeconómica	6.158.104
Compra de bienes y servicios	14.173.830
Bienes de consumo	5.392.113
Servicios no personales	8.781.717
Impuestos indirectos	1.796.748
Depreciación y amortización	128.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.000
Al sector privado	20.000
Donaciones corrientes al sector privado	20.000
Donaciones a personas	20.000
GASTOS DE CAPITAL	**4.959.210**
INVERSIÓN REAL DIRECTA	4.959.210
Formación bruta de capital fijo	4.759.210
Maquinaria, equipos y otros bienes muebles	4.409.210
Construcciones de bienes de dominio privado	350.000
Bienes intangibles	200.000
APLICACIONES FINANCIERAS	**128.000**
INVERSIÓN FINANCIERA	128.000
Incremento de otros activos financieros	128.000
Incremento de disponibilidades	128.000
Incremento de bancos	128.000
TOTAL GASTOS	**40.923.823**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119.586	Promoción y difusión en la nueva institucionalidad del Sistema de Seguridad Social	Persona beneficiada			2.800.000		24.477.494			24.477.494
TOTAL							24.477.494			24.477.494

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras		11.835.320			11.835.320
02	Gestión Administrativa	128.000	4.483.009			4.611.009
TOTAL		128.000	16.318.329			16.446.329

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**13**	**13**		**26**	**466.720**		**466.720**
Alto Nivel y de Dirección		1		1	22.212		22.212
Directivo	13	12		25	444.508		444.508
Personal Contratado	**40**	**28**		**68**	**1.870.816**		**1.870.816**
Profesional y Técnico	30	21		51	1.453.122		1.453.122
Personal Administrativo	10	7		17	417.694		417.694
TOTAL	**53**	**41**		**94**	**2.337.536**		**2.337.536**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	19.718.035
4.02	Materiales, suministros y mercancías	5.392.113
4.03	Servicios no personales	10.578.465
4.04	Activos reales	4.959.210
4.05	Activos financieros	128.000
4.07	Transferencias y donaciones	20.000
4.08	Otros gastos	128.000
	TOTAL	**40.923.823**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**40.795.823**
INGRESOS CORRIENTES ORDINARIOS	40.795.823
TRANSFERENCIAS CORRIENTES	40.795.823
Transferencias corrientes del sector público	40.795.823
Transferencias corrientes internas recibidas del sector público	40.795.823
De la República (Ministerio del Poder Popular de Planificación y Finanzas)	40.795.823
Recursos Ordinarios	40.795.823
1.2 GASTOS CORRIENTES	**35.836.613**
GASTOS DE CONSUMO	35.816.613
Remuneraciones	19.718.035
Sueldos, salarios y otras retribuciones	5.028.300
Beneficios y complementos de sueldos y salarios	6.331.184
Aportes patronales	1.004.552
Prestaciones sociales y otras indemnizaciones	1.195.895
Asistencia socioeconómica	6.158.104
Compra de bienes y servicios	14.173.830
Bienes de consumo	5.392.113
Servicios no personales	8.781.717
Impuestos indirectos	1.796.748
Depreciación y amortización	128.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.000
Al sector privado	20.000
Donaciones corrientes al sector privado	20.000
Donaciones a personas	20.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**4.959.210**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.087.210**
RECURSOS PROPIOS DE CAPITAL	5.087.210
Ahorro en cuenta corriente	4.959.210
Incremento de la depreciación y amortización acumuladas	128.000
2.2 GASTOS DE CAPITAL	**4.959.210**
INVERSIÓN REAL DIRECTA	4.959.210
Formación bruta de capital fijo	4.759.210
Maquinaria, equipos y otros bienes muebles	4.409.210
Construcciones de bienes de dominio privado	350.000
Bienes intangibles	200.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**128.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**128.000**
SUPERÁVIT FINANCIERO	128.000
3.2 APLICACIONES FINANCIERAS	**128.000**
INVERSIÓN FINANCIERA	128.000
Incremento de otros activos financieros	128.000
Incremento de disponibilidades	128.000
Incremento de bancos	128.000

A0955

Servicio Autónomo Comisión Nacional de Lotería (CONALOT)

SERVICIO AUTÓNOMO COMISIÓN NACIONAL DE LOTERÍA (CONALOT)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Comisión Nacional de Lotería (Conalot), es el ente regulador de la explotación de la actividad de juegos de lotería, coadyuvando al Estado en la recaudación de tributos, para la ejecución de planes y proyectos propuestos por el Gobierno Nacional, para la beneficencia pública y asistencia social; así como también, para garantizar al público apostador, la legalidad y transparencia en los juegos de azar.

Corresponde a la Comisión Nacional de Lotería:

- Regular y controlar la actividad de juegos de lotería, mediante el establecimiento de los principios y disposiciones de la Ley Nacional de Lotería.
- Inspeccionar y fiscalizar la actividad desarrollada por los administrados, en todos los tipos de juegos de lotería y sus modalidades.
- Fomentar y fortalecer la erradicación progresiva del juego ilegal de lotería.
- Velar para que los recursos que se generen por la explotación de la actividad de juegos de lotería, sean destinados única y exclusivamente, para la beneficencia pública y asistencia social.

La estructura del presupuesto de ingresos para el año 2013, está conformada por los aportes especiales de las loterías oficiales, ingresos por tasas por la prestación de sus servicios, previstos en el numeral 3 del artículo 21 de la Ley Nacional de Lotería, intereses por depósito a plazo fijo, incremento de la depreciación y amortización acumuladas y disponibilidades en bancos.

El presupuesto por categorías presupuestarias, está orientado en un 66,49% al financiamiento del Único Proyecto "Inclusión de los sujetos pasivos que desempeñan las actividades establecidas en la Ley Nacional de Lotería, para lograr el fortalecimiento en las acciones de inspección y control" y el 33,51% a las Acciones Centralizadas, necesarias para garantizar el funcionamiento del Servicio.

La cobertura de la demanda a satisfacer, a través de la inscripción y registro de licencias y la gestión de fiscalizar los administrados, sujetos de la Ley Nacional de Lotería, comprende:

- Demanda potencial: Treinta y ocho mil cuatrocientos cincuenta y seis (38.456) centros de apuesta a nivel nacional.
- Demanda a cubrir: Siete mil ciento ochenta y cinco (7.185) centros de apuesta a nivel nacional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**6.960.582**
INGRESOS CORRIENTES ORDINARIOS	6.960.582
INGRESOS NO TRIBUTARIOS	6.936.582
Tasas	5.972.032
Ingresos por contribuciones especiales	964.550
INGRESOS DE LA PROPIEDAD	24.000
Intereses	24.000
Intereses internos	24.000
Intereses por depósitos	24.000
INGRESOS DE CAPITAL	**133.000**
RECURSOS PROPIOS DE CAPITAL	133.000
Incremento de la depreciación y amortización acumuladas	133.000
FUENTES DE FINANCIAMIENTO	**742.118**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	742.118
Disminución de otros activos financieros	742.118
Disminución de disponibilidades	742.118
Disminución de bancos	742.118
TOTAL RECURSOS	**7.835.700**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**7.610.700**
GASTOS DE CONSUMO	7.380.700
Remuneraciones	4.558.700
Sueldos, salarios y otras retribuciones	2.087.510
Beneficios y complementos de sueldos y salarios	1.157.000
Aportes patronales	314.428
Prestaciones sociales y otras indemnizaciones	395.062
Asistencia socioeconómica	499.700
Otros gastos de personal	105.000
Compra de bienes y servicios	2.438.000
Bienes de consumo	486.000
Servicios no personales	1.952.000
Impuestos indirectos	251.000
Depreciación y amortización	133.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	230.000
Al sector privado	115.000
Transferencias corrientes al sector privado	115.000
Directas a personas	57.500
Otras transferencias directas a personas	57.500
A instituciones sin fines de lucro	57.500
Al sector público	115.000
Transferencias corrientes al sector público	115.000
A instituciones de protección social	115.000
GASTOS DE CAPITAL	**195.000**
INVERSIÓN REAL DIRECTA	195.000
Formación bruta de capital fijo	195.000
Maquinaria, equipos y otros bienes muebles	195.000
APLICACIONES FINANCIERAS	**30.000**
DISMINUCIÓN DE PASIVOS	30.000
Disminución de cuentas y efectos por pagar	30.000
Disminución de cuentas y efectos por pagar a corto plazo	30.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000
Disminución cuentas por pagar a proveedores a corto Plazo	10.000
TOTAL GASTOS	**7.835.700**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118.078	Inclusión de los sujetos pasivos que desempeñan las actividades establecidas en la Ley Nacional de Lotería, para lograr el fortalecimiento en las acciones de inspección y control	Expediente			3.000	5.209.890				5.209.890
TOTAL						**5.209.890**				**5.209.890**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	1.367.610				1.367.610
02	Gestión Administrativa	1.258.200				1.258.200
TOTAL		**2.625.810**				**2.625.810**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo		**1**		**1**	**121.800**		**121.800**
Directivo		1		1	121.800		121.800
Personal Contratado	**20**	**14**		**34**	**1.275.960**		**1.275.960**
Profesional y Técnico	18	12		30	1.148.360		1.148.360
Administrativo	2	2		4	127.600		127.600
TOTAL	**20**	**15**		**35**	**1.397.760**		**1.397.760**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	4.558.700
4.02	Materiales, suministros y mercancías	486.000
4.03	Servicios no personales	2.203.000
4.04	Activos reales	195.000
4.07	Transferencias y donaciones	230.000
4.08	Otros gastos	133.000
4.11	Disminución de pasivos	30.000
	TOTAL	**7.835.700**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**6.960.582**
INGRESOS CORRIENTES ORDINARIOS	6.960.582
INGRESOS NO TRIBUTARIOS	6.936.582
Tasas	5.972.032
Ingresos por contribuciones especiales	964.550
INGRESOS DE LA PROPIEDAD	24.000
Intereses	24.000
Intereses internos	24.000
Intereses por depósitos	24.000
1.2 GASTOS CORRIENTES	**7.610.700**
GASTOS DE CONSUMO	7.380.700
Remuneraciones	4.558.700
Sueldos, salarios y otras retribuciones	2.087.510
Beneficios y complementos de sueldos y salarios	1.157.000
Aportes patronales	314.428
Prestaciones sociales y otras indemnizaciones	395.062
Asistencia socioeconómica	499.700
Otros gastos de personal	105.000
Compra de bienes y servicios	2.438.000
Bienes de consumo	486.000
Servicios no personales	1.952.000
Impuestos indirectos	251.000
Depreciación y amortización	133.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	230.000
Al sector privado	115.000
Transferencias corrientes al sector privado	115.000
Directas a personas	57.500
Otras transferencias directas a personas	57.500
A instituciones sin fines de lucro	57.500
Al sector público	115.000
Transferencias corrientes al sector público	115.000
A instituciones de protección social	115.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(650.118)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(517.118)**
RECURSOS PROPIOS DE CAPITAL	(517.118)
Desahorro en cuenta corriente	(650.118)
Incremento de la depreciación y amortización acumuladas	133.000
2.2 GASTOS DE CAPITAL	**195.000**
INVERSIÓN REAL DIRECTA	195.000
Formación bruta de capital fijo	195.000
Maquinaria, equipos y otros bienes muebles	195.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(712.118)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**742.118**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	742.118
Disminución de otros activos financieros	742.118
Disminución de disponibilidades	742.118
Disminución de bancos	742.118
3.2 APLICACIONES FINANCIERAS	**742.118**
DISMINUCIÓN DE PASIVOS	30.000
Disminución de cuentas y efectos por pagar	30.000
Disminución de cuentas y efectos por pagar a corto plazo	30.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000
Disminución cuentas por pagar a proveedores a corto plazo	10.000
DÉFICIT FINANCIERO	712.118

A1370

Superintendencia de la Actividad Aseguradora

SUPERINTENDENCIA DE LA ACTIVIDAD ASEGURADORA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Superintendencia de la Actividad Aseguradora, tendrá por objeto de controlar, vigilar, supervisar, autorizar y regular la actividad aseguradora del país. Destaca la facultad, entre otras, de fijar las tarifas de contratación para todo el mercado. Además, como elemento innovador, se incluye la participación ciudadana organizada, en defensa de los asegurados, a través de consejos de usuarios. Asimismo, se establecen los seguros solidarios.

La Superintendencia, concretará la creación de una cartera obligatoria para el sector al determinar, mediante resolución publicada en la Gaceta Oficial N° 39.762 del 21 de septiembre de 2011, el número de pólizas solidarias que cada compañía deberá ofrecer. Los seguros solidarios, fueron creados por la Ley de la Actividad Aseguradora, promulgada en 2010 y están dirigidos a jubilados, adultos mayores, discapacitados, enfermos físicos o mentales y personas con ingresos mensuales inferiores a 25 unidades tributarias.

Se pretende con esta iniciativa, garantizar los procesos de transformación socioeconómica, que promueve el Estado, en tutela del interés general, representado por los derechos y garantías de los contratantes de los servicios de medicina prepagada, tomadores, asegurados y beneficiarios de los contratos de seguros, de reaseguros y de los asociados de las cooperativas, que realicen actividad aseguradora.

La principal fuente financiera de la Superintendencia, proviene de las transferencias corrientes recibidas del sector privado, contemplado en el artículo 10 de la Ley de la Actividad Aseguradora, referido a la determinación de la contribución especial, la cual está comprendida entre el uno coma cinco por ciento (1,5%) y el dos coma cinco por ciento (2,5%) del total de las primas netas cobradas por contratos de seguros y la contraprestación por concepto de emisión de fianzas, entre otros conceptos estipulados en el mencionado artículo.

Los gastos y aplicaciones financieras, están dirigidos a garantizar la estabilidad del sector asegurador, ante un mercado que en la actualidad, se encuentra distorsionado y concentrado, producto de un sistema político, económico y neoliberal decadente, excluyente de la participación ciudadana. Se incorporaron mecanismos de mayor transparencia en las operaciones, a fin de brindar información oportuna al público, así como la definición de los límites a las actividades que las compañías aseguradoras y reaseguradotas, deben realizar para evitar desviaciones, que afectan su capacidad de cumplir sus compromisos con los asegurados.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**838.471.727**
INGRESOS CORRIENTES ORDINARIOS	838.471.727
INGRESOS DE LA PROPIEDAD	3.377.763
Intereses	3.377.763
Intereses internos	3.377.763
Intereses por depósitos	3.377.763
TRANSFERENCIAS CORRIENTES	835.034.163
Transferencias corrientes internas recibidas del sector privado	835.034.163
De empresas privadas	835.034.163
OTROS INGRESOS	59.801
Otros ingresos ordinarios	59.801
INGRESOS DE CAPITAL	**3.057.576**
RECURSOS PROPIOS DE CAPITAL	3.057.576
Incremento de la depreciación y amortización acumuladas	3.057.576
FUENTES DE FINANCIAMIENTO	**600.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	600.000
Disminución de otros activos financieros	600.000
Disminución de disponibilidades	600.000
Disminución de bancos	600.000
TOTAL RECURSOS	**842.129.303**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**729.426.724**
GASTOS DE CONSUMO	688.826.724
Remuneraciones	622.371.616
Sueldos, salarios y otras retribuciones	184.827.137
Beneficios y complementos de sueldos y salarios	257.795.129
Aportes patronales	19.003.436
Prestaciones sociales y otras indemnizaciones	81.868.603
Asistencia socioeconómica	78.877.311

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Compra de bienes y servicios	48.659.299
Bienes de consumo	21.047.635
Servicios no personales	27.611.664
Impuestos indirectos	14.738.233
Depreciación y amortización	3.057.576
TRANSFERENCIAS Y DONACIONES CORRIENTES	40.000.000
Al sector privado	39.990.000
Donaciones corrientes al sector privado	39.990.000
Donaciones a personas	20.000.000
Donaciones a instituciones sin fines de lucro	19.990.000
Al sector externo	10.000
Donaciones corrientes al exterior	10.000
A organismos internacionales	10.000
OTROS GASTOS CORRIENTES	600.000
Indemnizaciones y sanciones pecuniarias	600.000
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	600.000
GASTOS DE CAPITAL	**74.684.513**
INVERSIÓN REAL DIRECTA	74.684.513
Formación bruta de capital fijo	66.738.770
Maquinaria, equipos y otros bienes muebles	54.138.770
Construcciones de bienes de dominio privado	12.600.000
Bienes intangibles	7.945.743
APLICACIONES FINANCIERAS	**38.018.066**
INVERSIÓN FINANCIERA	32.518.066
Incremento de otros activos financieros	32.518.066
Incremento de disponibilidades	32.518.066
Incremento de inversiones temporales	32.518.066
DISMINUCIÓN DE PASIVOS	5.500.000
Disminución de cuentas y efectos por pagar	5.500.000
Disminución de cuentas y efectos por pagar a corto plazo	5.500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000.000
Disminución cuentas por pagar a proveedores a corto plazo	4.500.000
TOTAL GASTOS	**842.129.303**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118.094	Fortalecimiento de los mecanismos de supervisión preventiva e integral del sistema asegurador venezolano	Providencia			4.177	557.167.587				557.167.587
118.111	Reforzamiento de la infraestructura tecnológica de la Superintendencia de la Actividad Aseguradora	Sistema			3	89.862.150				89.862.150
118.117	Adecuación de la Superintendencia de la Actividad Aseguradora a las actuales exigencias operativas y funcionales (Fase 1)	Proceso			20	16.639.975				16.639.975
TOTAL						663.669.712				663.669.712

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	103.341.430				103.341.430
02	Gestión Administrativa	75.118.161				75.118.161
TOTAL		178.459.591				178.459.591

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**98**	**101**	**727**	**926**	**63.822.168**	**16.923.524**	**80.745.692**
Alto Nivel y de Dirección		1		1	364.840		364.840
Directivo	7	11	20	38	2.727.964		2.727.964
Profesional y Técnico	32	34	600	666	47.811.165	13.656.776	61.467.941
Administrativo	25	5	102	132	9.476.087	2.706.748	12.182.835
Obrero	34	50	5	89	3.442.112	560.000	4.002.112
Personal Contratado	**173**	**107**		**280**	**2.472.000**		**2.472.000**
Profesional y Técnico	148	87		235	2.074.714		2.074.714
Administrativo	25	20		45	397.286		397.286
TOTAL	**271**	**208**	**727**	**1.206**	**66.294.168**	**16.923.524**	**83.217.692**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	622.371.616
4.02	Materiales, suministros y mercancías	21.047.635
4.03	Servicios no personales	42.349.897
4.04	Activos reales	74.684.513
4.05	Activos financieros	32.518.066
4.07	Transferencias y donaciones	40.000.000
4.08	Otros gastos	3.657.576
4.11	Disminución de pasivos	5.500.000
	TOTAL	**842.129.303**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**838.471.727**
INGRESOS CORRIENTES ORDINARIOS	838.471.727
INGRESOS DE LA PROPIEDAD	3.377.763
Intereses	3.377.763
Intereses internos	3.377.763
Intereses por depósitos	3.377.763
TRANSFERENCIAS CORRIENTES	835.034.163
Transferencias corrientes internas recibidas del sector privado	835.034.163
De empresas privadas	835.034.163
OTROS INGRESOS	59.801
Otros ingresos ordinarios	59.801
1.2 GASTOS CORRIENTES	**729.426.724**
GASTOS DE CONSUMO	688.826.724
Remuneraciones	622.371.616
Sueldos, salarios y otras retribuciones	184.827.137
Beneficios y complementos de sueldos y salarios	257.795.129
Aportes patronales	19.003.436
Prestaciones sociales y otras indemnizaciones	81.868.603
Asistencia socioeconómica	78.877.311
Compra de bienes y servicios	48.659.299
Bienes de consumo	21.047.635
Servicios no personales	27.611.664
Impuestos indirectos	14.738.233
Depreciación y amortización	3.057.576
TRANSFERENCIAS Y DONACIONES CORRIENTES	40.000.000
Al sector privado	39.990.000
Donaciones corrientes al sector privado	39.990.000
Donaciones a personas	20.000.000
Donaciones a instituciones sin fines de lucro	19.990.000
Al sector externo	10.000
Donaciones corrientes al exterior	10.000
A organismos internacionales	10.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
OTROS GASTOS CORRIENTES	600.000
Indemnizaciones y sanciones pecuniarias	600.000
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	600.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**109.045.003**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**112.102.579**
RECURSOS PROPIOS DE CAPITAL	112.102.579
Ahorro en cuenta corriente	109.045.003
Incremento de la depreciación y amortización acumuladas	3.057.576
2.2 GASTOS DE CAPITAL	**74.684.513**
INVERSIÓN REAL DIRECTA	74.684.513
Formación bruta de capital fijo	66.738.770
Maquinaria, equipos y otros bienes muebles	54.138.770
Construcciones de bienes de dominio privado	12.600.000
Bienes intangibles	7.945.743
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**37.418.066**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**38.018.066**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	600.000
Disminución de otros activos financieros	600.000
Disminución de disponibilidades	600.000
Disminución de bancos	600.000
SUPERÁVIT FINANCIERO	37.418.066
3.2 APLICACIONES FINANCIERAS	**38.018.066**
INVERSIÓN FINANCIERA	32.518.066
Incremento de otros activos financieros	32.518.066
Incremento de disponibilidades	32.518.066
Incremento de inversiones temporales	32.518.066

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
DISMINUCIÓN DE PASIVOS	5.500.000
Disminución de cuentas y efectos por pagar	5.500.000
Disminución de cuentas y efectos por pagar a corto plazo	5.500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000.000
Disminución cuentas por pagar a proveedores a corto plazo	4.500.000

A1377

Bolsa Pública de Valores Bicentenaria

BOLSA PÚBLICA DE VALORES BICENTENARIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Con la aprobación de la Ley de Bolsa Pública de Valores Bicentenaria, publicada en la Gaceta Oficial N° 5999 Extraordinario de fecha 13 de Noviembre del 2010, se crea la Bolsa Pública de Valores Bicentenaria, como un Instituto Público, siendo su misión la prestación de todos los servicios de operaciones con valores públicos, empresas de propiedad social o colectiva, empresas mixtas, cajas de ahorro de entes públicos, comunidades organizadas, institutos autónomos, empresas privadas, pequeñas y medianas empresas y la República, con la finalidad de coadyuvar al desarrollo económico-social, mediante la inversión en los sectores productivos del país.

Este presupuesto estimado, se orientará a proporcionar eficientemente los servicios necesarios para realizar en forma continua y ordenada, las operaciones con los valores objeto de negociación en el mercado de valores, con la finalidad de proporcionar a los usuarios, la adecuada liquidez y financiamiento.

Los recursos del Instituto, provienen del aporte a recibir de la República Bolivariana de Venezuela, transferidos a través del Ministerio del Poder Popular de Planificación y Finanzas, de los ingresos propios provenientes del pago de los derechos de registro por todas las operaciones que realicen las entidades que inscriban y negocien sus valores en ella; las donaciones, legados y aportes de toda índole, que sean hechos a su favor; así como cualquier otro ingreso que obtenga por cualquier título.

Los gastos corrientes que demande la Bolsa Pública, responden a las necesidades del Proyecto "Canalización del ahorro", el cual plantea como meta el desarrollo de un modelo socialista de gestión, para impulsar la participación de emisores y usuarios, generalmente excluidos y no habituales en un mercado de valores, cuyo norte sea la prestación de todos los servicios necesarios para realizar en forma continua y ordenada, las operaciones con valores emitidos por los entes públicos, las empresas del Estado, las empresas mixtas, las cajas de ahorro de los entes públicos, las comunidades organizadas, los institutos públicos, las empresas privadas, las pequeñas y medianas empresas y la República Bolivariana de Venezuela, con la finalidad de proporcionarles adecuada liquidez y financiamiento.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**45.921.973**
INGRESOS CORRIENTES ORDINARIOS	45.921.973
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	6.000.000
Venta de otros bienes y servicios	6.000.000
TRANSFERENCIAS CORRIENTES	39.921.973
Transferencias corrientes del sector público	39.921.973
Transferencias corrientes internas recibidas del sector público	39.921.973
De la República	39.921.973
INGRESOS DE CAPITAL	**10.936.386**
RECURSOS PROPIOS DE CAPITAL	936.386
Incremento de la depreciación y amortización acumuladas	936.386
TRANSFERENCIAS Y DONACIONES DE CAPITAL	10.000.000
Transferencias y donaciones de capital del sector público	10.000.000
Transferencias de capital recibidas del sector público	10.000.000
De la República	10.000.000
TOTAL RECURSOS	**56.858.359**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**43.765.464**
GASTOS DE CONSUMO	43.565.464
Remuneraciones	34.526.016
Sueldos, salarios y otras retribuciones	9.584.791
Beneficios y complementos de sueldos y salarios	7.296.574
Aportes patronales	1.401.836
Prestaciones sociales y otras indemnizaciones	2.084.014
Asistencia socioeconómica	9.222.086
Otros gastos de personal	4.936.715
Compra de bienes y servicios	6.958.584
Bienes de consumo	1.240.368
Servicios no personales	5.718.216
Impuestos indirectos	1.144.478
Depreciación y amortización	936.386
TRANSFERENCIAS Y DONACIONES CORRIENTES	200.000
Al sector privado	200.000
Donaciones corrientes al sector privado	200.000
Donaciones a personas	200.000
GASTOS DE CAPITAL	**11.512.895**
INVERSIÓN REAL DIRECTA	11.512.895
Formación bruta de capital fijo	11.127.895
Edificios e instalaciones	10.000.000
Maquinaria, equipos y otros bienes muebles	1.127.895
Bienes intangibles	385.000
APLICACIONES FINANCIERAS	**1.580.000**
INVERSIÓN FINANCIERA	1.580.000
Adquisición de títulos y valores que no otorgan propiedad	1.580.000
Adquisición de títulos y valores a corto plazo	1.580.000
Adquisición de títulos y valores públicos	1.580.000
TOTAL GASTOS	**56.858.359**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118.123	Canalización del ahorro	Operación			2.760	6.936.386	25.343.143			32.279.529
TOTAL						**6.936.386**	**25.343.143**			**32.279.529**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras		14.247.494			14.247.494
02	Gestión Administrativa		10.331.336			10.331.336
TOTAL			**24.578.830**			**24.578.830**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**47**	**38**		**85**	**5.511.648**		**5.511.648**
Alto Nivel y de Dirección		1		1	130.056		130.056
Directivo	3	17		20	1.851.660		1.851.660
Profesional y Técnico	38	16		54	3.180.936		3.180.936
Administrativo	4	2		6	205.620		205.620
Obrero	2	2		4	143.376		143.376
Personal Contratado	**9**	**6**		**15**	**540.000**		**540.000**
Profesional y Técnico	9	6		15	540.000		540.000
TOTAL	**56**	**44**		**100**	**6.051.648**		**6.051.648**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	34.526.016
4.02	Materiales, suministros y mercancías	1.240.368
4.03	Servicios no personales	6.862.694
4.04	Activos reales	11.512.895
4.05	Activos financieros	1.580.000
4.07	Transferencias y donaciones	200.000
4.08	Otros gastos	936.386
	TOTAL	**56.858.359**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**45.921.973**
INGRESOS CORRIENTES ORDINARIOS	45.921.973
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	6.000.000
Venta de otros bienes y servicios	6.000.000
TRANSFERENCIAS CORRIENTES	39.921.973
Transferencias corrientes del sector público	39.921.973
Transferencias corrientes internas recibidas del sector público	39.921.973
De la República (Ministerio del Poder Popular de Planificación y Finanzas)	39.921.973
Recursos Ordinarios	39.921.973
1.2 GASTOS CORRIENTES	**43.765.464**
GASTOS DE CONSUMO	43.565.464
Remuneraciones	34.526.016
Sueldos, salarios y otras retribuciones	9.584.791
Beneficios y complementos de sueldos y salarios	7.296.574
Aportes patronales	1.401.836
Prestaciones sociales y otras indemnizaciones	2.084.014
Asistencia socioeconómica	9.222.086
Otros gastos de personal	4.936.715
Compra de bienes y servicios	6.958.584
Bienes de consumo	1.240.368
Servicios no personales	5.718.216
Impuestos indirectos	1.144.478
Depreciación y amortización	936.386
TRANSFERENCIAS Y DONACIONES CORRIENTES	200.000
Al sector privado	200.000
Donaciones corrientes al sector privado	200.000
Donaciones a personas	200.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.156.509**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**13.092.895**
RECURSOS PROPIOS DE CAPITAL	3.092.895
Ahorro en cuenta corriente	2.156.509
Incremento de la depreciación y amortización acumuladas	936.386
TRANSFERENCIAS Y DONACIONES DE CAPITAL	10.000.000
Transferencias y donaciones de capital del sector público	10.000.000
Transferencias de capital recibidas del sector público	10.000.000
De la República (Ministerio del Poder Popular de Planificación y Finanzas)	10.000.000
Recursos Ordinarios	10.000.000
2.2 GASTOS DE CAPITAL	**11.512.895**
INVERSIÓN REAL DIRECTA	11.512.895
Formación bruta de capital fijo	11.127.895
Edificios e instalaciones	10.000.000
Maquinaria, equipos y otros bienes muebles	1.127.895
Bienes intangibles	385.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**1.580.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.580.000**
SUPERÁVIT FINANCIERO	1.580.000
3.2 APLICACIONES FINANCIERAS	**1.580.000**
INVERSIÓN FINANCIERA	1.580.000
Adquisición de títulos y valores que no otorgan propiedad	1.580.000
Adquisición de títulos y valores a corto plazo	1.580.000
Adquisición de títulos y valores públicos	1.580.000

62
Ministerio del Poder Popular para Vivienda y Hábitat

Ministerio del Poder Popular para Vivienda y Hábitat

A0251 Instituto Nacional de Tierras Urbanas
A0444 Fundación Misión Hábitat
A0662 Instituto Nacional de la Vivienda (INAVI)
A0711 Banco Nacional de Vivienda y Hábitat (BANAVIH)

A0251

Instituto Nacional de Tierras Urbanas

INSTITUTO NACIONAL DE TIERRAS URBANAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Nacional de Tierras Urbanas fue creado en la Ley Especial de Regularización Integral de la Tenencia de la Tierra de los Asentamientos Urbanos o Periurbanos, publicada en Gaceta Oficial de la República Bolivariana de Venezuela N° 39.668, de fecha 06 de Mayo de 2011. Tiene como principal objetivo servir de Ente ejecutor de las políticas públicas, dirigidas a la satisfacción del derecho a la tierra urbana en los asentamientos urbanos o periurbanos mediante

- La regularización y adjudicación integral de la tenencia de la tierra en los asentamientos urbanos o periurbanos consolidados.
- El acceso de las familias a las tierras urbanas o periurbanas de las cuales no son propietarios y donde están construidas sus viviendas

Su misión es garantizar la administración de las tierras urbanas o periurbanas y la democratización de la tierra a las comunidades que habitan en los asentamientos urbanos o periurbanos, a través de la regularización de la tenencia de la tierra a los fines de devolver la seguridad jurídica y mejorar la calidad de vida de la población contribuyendo al desarrollo y consolidación del sector vivienda en concordancia con las políticas del Estado.

El Instituto orientará los esfuerzos necesarios a la elaboración y ejecución junto con las oficinas técnicas municipales, del Plan Nacional de Regularización de la Tenencia de la Tierra Urbana, aunado a esto, llevará a cabo el proceso de regularización y adjudicación integral de la tenencia de la tierra en los barrios; el registro de los asentamientos de las tierras urbanizables y de los comités de tierra urbana y declarará la prescripción adquisitiva especial, la cual es una forma de adquisición de la propiedad, tras posesión continuada en tierras privadas.

Para el Ejercicio Fiscal 2013 y en el marco del Plan Desarrollo Económico y Social de la Nación 2007-2013 y sus ejes estratégicos, establece:

- La integración y desarrollo del Territorio Nacional a través de ejes y regiones
- El mejoramiento del hábitat de los principales centros urbanos
- Orientar y apoyar la prestación de servicios políticos con énfasis en la reducción del impacto ambiental
- Aplicar impuestos por mejoras a los terrenos ociosos y subutilizados
- Rehabilitar áreas centrales deterioradas para garantizar la construcción y el acceso a una vivienda digna
- Promover el acceso a los servicios básicos y al crédito habitacional
- Fomentar y apoyar la participación y el compromiso para la construcción de viviendas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**50.000.000**
INGRESOS CORRIENTES ORDINARIOS	50.000.000
TRANSFERENCIAS CORRIENTES	50.000.000
Transferencias corrientes del sector público	50.000.000
Transferencias corrientes internas recibidas del sector público	50.000.000
De la República	50.000.000
INGRESOS DE CAPITAL	**208.860**
RECURSOS PROPIOS DE CAPITAL	208.860
Incremento de la depreciación y amortización acumuladas	208.860
TOTAL RECURSOS	**50.208.860**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**47.279.499**
GASTOS DE CONSUMO	46.756.199
Remuneraciones	36.234.750
Sueldos, salarios y otras retribuciones	5.162.823
Beneficios y complementos de sueldos y salarios	17.670.224
Aportes patronales	1.896.411
Prestaciones sociales y otras indemnizaciones	2.788.511
Asistencia socioeconómica	8.716.781
Compra de bienes y servicios	10.312.589
Bienes de consumo	4.608.512
Servicios no personales	5.704.077
Depreciación y amortización	208.860
TRANSFERENCIAS Y DONACIONES CORRIENTES	523.300
Al sector privado	523.300
Transferencias corrientes al sector privado	523.300
Directas a personas	523.300
Pensiones y otros beneficios asociados	261.650
Jubilaciones y otros beneficios asociados	261.650
GASTOS DE CAPITAL	**2.929.361**
INVERSIÓN REAL DIRECTA	2.929.361
Formación bruta de capital fijo	2.929.361
Maquinaria, equipos y otros bienes muebles	2.929.361
TOTAL GASTOS	**50.208.860**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras		36.345.406			36.345.406
02	Gestión Administrativa	208.860	11.672.044			11.880.904
03	Previsión y Protección Social		523.300			523.300
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres		1.459.250			1.459.250
	TOTAL	**208.860**	**50.000.000**			**50.208.860**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**137**	**109**		**246**	**3.389.662**	**1.256.000**	**4.645.662**
Alto Nivel y de Dirección		1		1	18.205		18.205
Directivo	19	13		32	441.934		441.934
Profesional y Técnico	63	51		114	1.739.229	706.500	2.445.729
Personal Administrativo	48	39		87	1.015.190	464.000	1.479.190
Obrero	7	5		12	175.104	85.500	260.604
Personal Contratado	**39**	**31**		**70**	**1.765.161**		**1.765.161**
Profesional y Técnico	20	16		36	1.250.167		1.250.167
Personal Administrativo	19	15		34	514.994		514.994
TOTAL	176	140		316	5.154.823	1.256.000	6.410.823

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**3**	**2**	**5**	**261.650**
Empleados	3	2	5	261.650
Jubilados	**3**	**2**	**5**	**261.650**
Alto Nivel y de Dirección		2	2	104.660
Empleados	3		3	156.990
TOTAL	6	4	10	523.300

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de Personal	36.234.750
4.02	Materiales, Suministros y Mercancías	4.608.512
4.03	Servicios No Personales	5.704.077
4.04	Activos Reales	2.929.361
4.07	Transferencias y Donaciones	523.300
4.08	Otros Gastos	208.860
	TOTAL	**50.208.860**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**50.000.000**
INGRESOS CORRIENTES ORDINARIOS	50.000.000
TRANSFERENCIAS CORRIENTES	50.000.000
Transferencias corrientes del sector público	50.000.000
Transferencias corrientes internas recibidas del sector público	50.000.000
De la República	50.000.000
Ministerio del Poder Popular para Vivienda y Hábitat	
Gastos de Funcionamiento	50.000.000
Recursos Ordinarios	50.000.000
1.2 GASTOS CORRIENTES	**47.279.499**
GASTOS DE CONSUMO	46.756.199
Remuneraciones	36.234.750
Sueldos, salarios y otras retribuciones	5.162.823
Beneficios y complementos de sueldos y salarios	17.670.224
Aportes patronales	1.896.411
Prestaciones sociales y otras indemnizaciones	2.788.511
Asistencia socioeconómica	8.716.781
Compra de bienes y servicios	10.312.589
Bienes de consumo	4.608.512
Servicios no personales	5.704.077
Depreciación y amortización	208.860
TRANSFERENCIAS Y DONACIONES CORRIENTES	523.300
Al sector privado	523.300
Transferencias corrientes al sector privado	523.300
Directas a personas	523.300
Pensiones y otros beneficios asociados	261.650
Jubilaciones y otros beneficios asociados	261.650
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.720.501**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.929.361**
RECURSOS PROPIOS DE CAPITAL	2.929.361
Ahorro en cuenta corriente	2.720.501
Incremento de la depreciación y amortización acumuladas	208.860
2.2 GASTOS DE CAPITAL	**2.929.361**
INVERSIÓN REAL DIRECTA	2.929.361
Formación bruta de capital fijo	2.929.361
Maquinaria, equipos y otros bienes muebles	2.929.361
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0444

Fundación Misión Hábitat

FUNDACIÓN MISIÓN HÁBITAT

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Misión Hábitat ente descentralizado adscrito al Ministerio del Poder Popular para Vivienda y Hábitat (MPPVH), es el organismo encargado de la Organización, Planificación, Promoción, Administración, Financiamiento y Ejecución de los programas y proyectos definidos en los planes de desarrollo de vivienda y hábitat en el ámbito nacional, en correspondencia con las estrategias de desarrollo y las políticas establecidas por el Ejecutivo Nacional.

Su visión, es ser una Institución competitiva, con capital humano de alta capacidad técnica, capaz de impulsar políticas públicas en materia de vivienda y hábitat, con la participación de empresas de producción social y comunidad en general, para así garantizar el cumplimiento de los derechos constitucionales de los ciudadanos.

Siguiendo los lineamientos establecidos para la formulación del Proyecto de Presupuesto 2013, entendiéndose éste como el proceso de Planificar, Programar, Administrar y Evaluar la acción anual de la Fundación, bajo una concepción basada en las líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013, se procedió a la formulación del presupuesto, tomando en consideración los principios de eficiencia, oportunidad y austeridad, orientándose a cubrir gastos de operación, para garantizar los beneficios socio-económicos del personal que labora en el Ente, logrando motivación y capacitación en los trabajadores, lo que induce a la realización de sus actividades enmarcadas dentro de los planes estratégicos de la Fundación.

Es importante destacar, que la Misión Hábitat ejecuta los proyectos de inversión con recursos provenientes del Fondo de Aportes del Sector Público (FASP), los cuales están bajo la administración del Banco Nacional de Vivienda y Hábitat (Banavih) y de otros Fondos constituidos para la construcción de vivienda y hábitat dignas para el pueblo venezolano.

Para la formulación del proyecto de Presupuesto 2013, se utilizó la técnica del Presupuesto por Proyectos en armonía con los principios presupuestarios, en cuanto a programación, contenido, forma e integridad.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**34.000.000**
INGRESOS CORRIENTES ORDINARIOS	34.000.000
TRANSFERENCIAS CORRIENTES	34.000.000
Transferencias corrientes del sector público	34.000.000
Transferencias corrientes internas recibidas del sector público	34.000.000
De la República	34.000.000
INGRESOS DE CAPITAL	**288.621**
RECURSOS PROPIOS DE CAPITAL	288.621
Incremento de la depreciación y amortización acumuladas	288.621
FUENTES DE FINANCIAMIENTO	**404.100.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	404.100.000
Disminución de otros activos financieros	404.100.000
Disminución de disponibilidades	404.100.000
Disminución de caja	404.100.000
TOTAL RECURSOS	**438.388.621**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**36.443.949**
GASTOS DE CONSUMO	36.043.949
Remuneraciones	28.512.569
Sueldos, salarios y otras retribuciones	9.118.303
Beneficios y complementos de sueldos y salarios	6.446.954
Aportes patronales	1.621.860
Prestaciones sociales y otras indemnizaciones	2.525.422
Asistencia socioeconómica	8.800.030
Compra de bienes y servicios	7.242.759
Bienes de consumo	1.782.613
Servicios no personales	5.460.146
Depreciación y amortización	288.621
TRANSFERENCIAS Y DONACIONES CORRIENTES	400.000
Al sector privado	400.000
Transferencias corrientes al sector privado	400.000
Otras transferencias corrientes internas al sector privado	400.000
GASTOS DE CAPITAL	**401.944.672**
INVERSIÓN REAL DIRECTA	401.944.672
Formación bruta de capital fijo	398.075.009
Construcciones de Bienes del Dominio Privado	384.981.738
Producción propia (gastos capitalizables)	13.093.271
Compra de bienes y servicios	13.093.271
Servicios no personales	13.093.271
Bienes intangibles	3.869.663
TOTAL GASTOS	**438.388.621**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118095	Programa para Desarrollar Asentamientos Urbanos debidamente equipados para mejorar la calidad de vida del Ciudadano	Vivienda			492	400.000.000				400.000.000
TOTAL						**400.000.000**				**400.000.000**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	1.500.000	28.000.000			29.500.000
02	Gestión Administrativa	2.788.621	6.000.000			8.788.621
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	100.000				100.000
TOTAL		**4.388.621**	**34.000.000**			**38.388.621**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**76**	**44**	**5**	**125**	**5.860.777**	**1.514.770**	**7.375.547**
Directivo	6	4	5	15	1.230.174	81.700	1.311.874
Profesional y Técnico	32	18		50	2.489.572	770.468	3.260.040
Personal Administrativo	27	16		43	2.141.031	662.602	2.803.633
Personal Contratado	**12**	**15**		**27**	**1.551.270**		**1.551.270**
Profesional y Técnico	11	8		19	1.088.464		1.088.464
Personal Administrativo	1	7		8	462.806		462.806
TOTAL	**88**	**59**	**5**	**152**	**7.412.047**	**1.514.770**	**8.926.817**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de Personal	28.512.569
4.02	Materiales, Suministros y Mercancías	1.782.613
4.03	Servicios no Personales	18.553.417
4.04	Activos Reales	388.851.401
4.07	Transferencias y Donaciones	400.000
4.08	Otros Gastos	288.621
	TOTAL	**438.388.621**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**34.000.000**
INGRESOS CORRIENTES ORDINARIOS	34.000.000
TRANSFERENCIAS CORRIENTES	34.000.000
Transferencias corrientes del sector público	34.000.000
Transferencias corrientes internas recibidas del sector público	34.000.000
De la República	34.000.000
Ministerio del Poder Popular para Vivienda y Hábitat	34.000.000
Recursos Ordinarios	34.000.000
1.2 GASTOS CORRIENTES	**36.443.949**
GASTOS DE CONSUMO	36.043.949
Remuneraciones	28.512.569
Sueldos, salarios y otras retribuciones	9.118.303
Beneficios y complementos de sueldos y salarios	6.446.954
Aportes patronales	1.621.860
Prestaciones sociales y otras indemnizaciones	2.525.422
Asistencia socioeconómica	8.800.030
Compra de bienes y servicios	7.242.759
Bienes de consumo	1.782.613
Servicios no personales	5.460.146
Depreciación y amortización	288.621
TRANSFERENCIAS Y DONACIONES CORRIENTES	400.000
Al sector privado	400.000
Transferencias corrientes al sector privado	400.000
Otras transferencias corrientes internas al sector privado	400.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : DESAHORRO	**2.443.949**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(2.155.328)**
RECURSOS PROPIOS DE CAPITAL	(2.155.328)
Desahorro en cuenta corriente	(2.443.949)
Incremento de la depreciación y amortización acumuladas	288.621

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**401.944.672**
INVERSIÓN REAL DIRECTA	401.944.672
Formación bruta de capital fijo	398.075.009
Construcciones de Bienes del Dominio Privado	384.981.738
Producción propia (gastos capitalizables)	13.093.271
Compra de bienes y servicios	13.093.271
Servicios no personales	13.093.271
Bienes intangibles	3.869.663
2.3 RESULTADO FINANCIERO : DÉFICIT	**404.100.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**404.100.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	404.100.000
Disminución de otros activos financieros	404.100.000
Disminución de disponibilidades	404.100.000
Disminución de caja	404.100.000
3.2 APLICACIONES FINANCIERAS	**404.100.000**
DÉFICIT FINANCIERO	404.100.000

A0662

Instituto Nacional de la Vivienda (INAVI)

INSTITUTO NACIONAL DE LA VIVIENDA (INAVI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Nacional de la Vivienda (Inavi), fue creado con el propósito de dar cumplimiento al precepto constitucional que garantiza a las familias venezolanas el derecho a la vivienda. Es uno de los Entes ejecutores de vivienda, responsable de desarrollar la política habitacional que el Ejecutivo Nacional dirige, basándose en las Líneas Generales del Plan del Desarrollo Económico y Social de la Nación 2007-2013.

Está principalmente avocado al sector poblacional de menores ingresos, de conformidad con lo establecido en la normativa que rige la materia y de acuerdo a lineamientos, directrices y estrategias de acción emanadas del Ministerio del Poder Popular para Vivienda y Hábitat.

Para el Ejercicio Fiscal 2013, la Institución tiene establecido alcanzar el cumplimiento de los siguientes objetivos:

- Alcanzar la Suprema Felicidad Social, garantizando una vivienda digna y la tenencia de la tierra.
- Establecer un modelo productivo socialista, fomentando y apoyando la participación y el compromiso para la construcción de viviendas.

Continuará con la política de protección y atención integral a las familias en refugios, en casos de emergencias o desastres, en cumplimiento del Decreto Presidencial N° 8.001, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.599, de fecha 21/01/2011.

La política de ingresos proviene en su totalidad del Ejecutivo Nacional, permitiendo el financiamiento de los gastos de funcionamiento, logrando así, que el Instituto pueda cumplir con los objetivos planteados. En lo que respecta al financiamiento de los proyectos que ejecuta el ente, los recursos provienen de los distintos Fideicomisos de Inversión derivados del Fondo de Aportes del Sector Público (FASP), los cuales están bajo la administración del Banco Nacional de Vivienda y Hábitat (Banavih).

Continuará con el Plan Especial de Emergencia de Viviendas y cierre de ciclo de varios desarrollos a nivel nacional

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**747.950.943**
INGRESOS CORRIENTES ORDINARIOS	747.950.943
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	6.000.000
Venta de otros bienes y servicios	6.000.000
TRANSFERENCIAS CORRIENTES	741.950.943
Transferencias corrientes del sector público	741.950.943
Transferencias corrientes internas recibidas del sector público	741.950.943
De la República	741.950.943
INGRESOS DE CAPITAL	**2.705.758**
RECURSOS PROPIOS DE CAPITAL	2.705.758
Incremento de la depreciación y amortización acumuladas	2.705.758
FUENTES DE FINANCIAMIENTO	**12.910.281.555**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	12.910.281.555
Disminución de otros activos financieros	12.910.281.555
Disminución de fondos en avance, en anticipo y en fideicomiso	12.910.281.555
Disminución de anticipos a contratistas por contratos a mediano y largo plazo	12.910.281.555
TOTAL RECURSOS	**13.660.938.256**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**736.974.488**
GASTOS DE CONSUMO	407.388.592
Remuneraciones	320.195.881
Sueldos, salarios y otras retribuciones	77.736.456
Beneficios y complementos de sueldos y salarios	119.459.649
Aportes patronales	17.840.770
Prestaciones sociales y otras indemnizaciones	25.396.741
Asistencia socioeconómica	79.690.715
Otros gastos de personal	71.550
Compra de bienes y servicios	84.486.953
Bienes de consumo	27.324.706
Servicios no personales	57.162.247
Depreciación y amortización	2.705.758
TRANSFERENCIAS Y DONACIONES CORRIENTES	329.585.896
Al sector privado	329.585.896
Transferencias corrientes al sector privado	329.585.896
Directas a personas	329.585.896
Pensiones y otros beneficios asociados	43.851.328
Jubilaciones y otros beneficios asociados	283.218.184
Otras transferencias directas a personas	2.516.384
GASTOS DE CAPITAL	**13.682.213**
INVERSIÓN REAL DIRECTA	13.682.213
Formación bruta de capital fijo	13.682.213
Maquinaria, equipos y otros bienes muebles	13.682.213
APLICACIONES FINANCIERAS	**12.910.281.555**
DISMINUCIÓN DE PASIVOS	12.910.281.555
Disminución de cuentas y efectos por pagar	12.910.281.555
Disminución de cuentas y efectos por pagar a mediano y largo plazo	12.901.918.370
Disminución de efectos a pagar a contratistas mediano y largo plazo	12.901.918.370
Disminución de otras cuentas y efectos por pagar	8.363.185
Disminución de otras cuentas por pagar a corto plazo	8.363.185
TOTAL GASTOS	**13.660.938.256**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras		320.195.881			320.195.881
02	Gestión Administrativa	6.000.000	92.108.766		12.912.987.313	13.011.096.079
03	Previsión y Protección Social		327.069.512			327.069.512
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres		2.576.784			2.576.784
	TOTAL	6.000.000	741.950.943		12.912.987.313	13.660.938.256

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**772**	**623**	**608**	**2.003**	**52.806.769**	**1.830.903**	**54.637.672**
Directivo	59	60	36	155	4.040.931	164.394	4.205.325
Profesional y Técnico	278	112	238	628	19.095.378	776.845	19.872.223
Personal Administrativo	333	254	334	921	21.868.566	889.664	22.758.230
Obrero	102	197		299	7.801.894		7.801.894
Personal Fijo a Tiempo Parcial	**9**	**7**		**16**	**251.504**	**17.748**	**269.252**
Personal Médico	9	7		16	251.504	17.748	269.252
Personal Contratado	**573**	**335**		**908**	**22.868.930**		**22.868.930**
Profesional y Técnico	379	250		629	15.907.253		15.907.253
Personal Administrativo	194	85		279	6.961.677		6.961.677
TOTAL	**1.354**	**965**	**608**	**2.927**	**75.927.203**	**1.848.651**	**77.775.854**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**721**	**527**	**1.248**	**43.851.328**
Obreros	392	265	657	23.403.693
Empleados	329	262	591	20.447.635
Jubilados	**2.743**	**1.774**	**4.517**	**283.218.184**
Obreros	1.384	915	2.299	139.946.111
Empleados	1.359	859	2.218	143.272.073
TOTAL	**3.464**	**2.301**	**5.765**	**327.069.512**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de Personal	320.195.881
4.02	Materiales, Suministros y Mercancías	27.324.706
4.03	Servicios No Personales	57.162.247
4.04	Activos Reales	13.682.213
4.07	Transferencias y Donaciones	329.585.896
4.08	Otros Gastos	2.705.758
4.11	Disminución de Pasivos	12.910.281.555
	TOTAL	**13.660.938.256**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**747.950.943**
INGRESOS CORRIENTES ORDINARIOS	747.950.943
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	6.000.000
Venta de otros bienes y servicios	6.000.000
TRANSFERENCIAS CORRIENTES	741.950.943
Transferencias corrientes del sector público	741.950.943
Transferencias corrientes internas recibidas del sector público	741.950.943
De la República	741.950.943
Ministerio del Poder Popular para Vivienda y Hábitat	
Gastos de Funcionamiento	741.950.943
Recursos Ordinarios	741.950.943
1.2 GASTOS CORRIENTES	**736.974.488**
GASTOS DE CONSUMO	407.388.592
Remuneraciones	320.195.881
Sueldos, salarios y otras retribuciones	77.736.456
Beneficios y complementos de sueldos y salarios	119.459.649
Aportes patronales	17.840.770
Prestaciones sociales y otras indemnizaciones	25.396.741
Asistencia socioeconómica	79.690.715
Otros gastos de personal	71.550
Compra de bienes y servicios	84.486.953
Bienes de consumo	27.324.706
Servicios no personales	57.162.247
Depreciación y amortización	2.705.758
TRANSFERENCIAS Y DONACIONES CORRIENTES	329.585.896
Al sector privado	329.585.896
Transferencias corrientes al sector privado	329.585.896
Directas a personas	329.585.896
Pensiones y otros beneficios asociados	43.851.328
Jubilaciones y otros beneficios asociados	283.218.184
Otras transferencias directas a personas	2.516.384
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**10.976.455**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**13.682.213**
RECURSOS PROPIOS DE CAPITAL	13.682.213
Ahorro en cuenta corriente	10.976.455
Incremento de la depreciación y amortización acumuladas	2.705.758
2.2 GASTOS DE CAPITAL	**13.682.213**
INVERSIÓN REAL DIRECTA	13.682.213
Formación bruta de capital fijo	13.682.213
Maquinaria, equipos y otros bienes muebles	13.682.213
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**12.910.281.555**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	12.910.281.555
Disminución de otros activos financieros	12.910.281.555
Disminución de fondos en avance, en anticipo y en fideicomiso	12.910.281.555
Disminución de anticipos a contratistas por contratos a mediano y largo plazo	12.910.281.555
3.2 APLICACIONES FINANCIERAS	**12.910.281.555**
DISMINUCIÓN DE PASIVOS	12.910.281.555
Disminución de cuentas y efectos por pagar	12.910.281.555
Disminución de cuentas y efectos por pagar a mediano y largo plazo	12.901.918.370
Disminución de efectos a pagar a contratistas mediano y largo plazo	12.901.918.370
Disminución de otras cuentas y efectos por pagar	8.363.185
Disminución de otras cuentas por pagar a corto plazo	8.363.185

A0711

Banco Nacional de Vivienda y Hábitat (BANAVIH)

BANCO NACIONAL DE VIVIENDA Y HÁBITAT (BANAVIH)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Al Banco Nacional de Vivienda y Hábitat, le corresponde la administración de los recursos destinados a financiar las actividades, planes y proyectos que se ejecutan a través del Sistema Nacional de Vivienda y Hábitat (SNVH), dentro de este marco de competencias, participa en la búsqueda del equilibrio social garantizando el disfrute de los derechos sociales, abriendo canales de participación a la comunidad que requiere información, sobre los mecanismos de financiamiento y de asesoramiento legal relacionado con la materia.

En este sentido; los proyectos formulados, para el ejercicio económico social 2013, parten del enfoque estratégico planteado en las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007 - 2013, el cual contempla entre su principal objetivo, la "Construcción del Socialismo del Siglo XXI", a través de las siguientes directrices:

- Suprema Felicidad Social
- Transformar las relaciones sociales de producción sustituyéndolas por relaciones socialistas basadas en la propiedad social
- Garantizar el acceso a una vivienda digna
- Promover mayor acceso al crédito habitacional

El Banco Nacional de Vivienda y Hábitat dentro del ámbito de sus competencias, proyecta coadyuvar en la garantía constitucional que tiene la familia venezolana en el disfrute pleno del derecho a la vivienda digna, en función de la complejidad social y económica de la solución de los problemas habitacionales, ese esfuerzo ha sido empeñado por el Ejecutivo Nacional durante el último decenio, mas sin embargo, persiste un déficit en el número de soluciones habitacionales necesarias para satisfacer la enorme demanda nacional, para lo cual en función de apoyar a la "Gran Misión Vivienda Venezuela" el Banavih se plantea las siguientes líneas estratégicas:

- Financiamiento del Sistema Nacional de Vivienda y Hábitat (SNVH)
- Financiar los planes, programas, proyectos relacionada con la vivienda y hábitat
- Administración de Fondos dirigidos al financiamiento de soluciones habitacionales
- Ejercer la administración centralizada de todos los recursos financieros del Sistema Nacional de Vivienda y Hábitat
- Lograr el desarrollo Institucional
- Ejecutar los planes de acción que contribuyan a promover los cambios que permitan alcanzar los objetivos de la Institución
- Gestión Social
- Fortalecer la participación ciudadana con la implementación de mecanismos, para mejorar y optimizar la comunicación, atención y las relaciones con la ciudadanía en general
- Ampliar los mecanismos para la "Recuperación de los Créditos Otorgados" con la finalidad de garantizar los recursos financieros para el cumplimiento de los créditos hipotecarios

El Banco Nacional de Vivienda y Hábitat, para el ejercicio fiscal 2013 realizará las siguientes acciones:

- Administrar efectivamente los recursos financieros del "Fondo de Aportes del Sector Público" asignados por el Ejecutivo Nacional al Banavih, para la ejecución y financiamiento de planes, programas, proyectos, obras y acciones requeridas para la vivienda y hábitat; cubrir costos de preinversión y elaboración de estudios y proyectos para la vivienda y hábitat; ejecución de proyectos para la atención de emergencias; el otorgamiento del subsidio directo habitacional; entre otros.

- Realizar jornadas de afiliación periódicas, en lugares estratégicos en todo el territorio nacional, para facilitar el cumplimiento obligatorio de los patronos de aportar las retenciones realizadas a los trabajadores y para brindarle a los ahorristas voluntarios la facilidad para afiliarse.
- Velar por el cumplimiento de la cartera obligatoria de la Instituciones del Sector Bancario.
- Mantener los criterios de maximización de la eficiencia del gasto, de acuerdo con lo previsto en el Decreto N° 6.649 publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 39.146 de fecha 25/03/2009, mediante el cual se dicta el instructivo Presidencial para la Eliminación del Gasto Suntuario o Superfluo en el Sector Público Nacional.
- Incorporar acciones que permitan el acercamiento del Banavih a la comunidad para ofrecer información y orientación, a todos los ahorristas y empleadores que lo requieran, relacionada con el Sistema Nacional de Vivienda y Hábitat.
- Fortalecer los procesos que garanticen la recuperación y recaudación de los recursos del Fondo de Ahorro para la Vivienda y del Fondo de Aportes del Sector Público, a través del diseño e implementación de planes de cobranzas, en el marco de la "Gran Misión Vivienda Venezuela".
- Conducir las acciones dirigidas a los trabajadores en concordancia con la planificación estratégica de la institución a fin de coadyuvar al cumplimiento de los objetivos de equidad, justicia social, racionalidad, eficiencia y eficacia enmarcadas en el Plan de Desarrollo Económico y Social de la Nación 2007-2013.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**498.953.525**
INGRESOS CORRIENTES ORDINARIOS	498.953.525
INGRESOS DE OPERACIÓN	498.953.525
Ingresos financieros de instituciones financieras	44.641.575
Otros ingresos de operación	454.311.950
INGRESOS DE CAPITAL	**24.762.216**
RECURSOS PROPIOS DE CAPITAL	24.762.216
Incremento de la depreciación y amortización acumuladas	24.762.216
FUENTES DE FINANCIAMIENTO	**11.660.947.982**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	11.660.947.982
Disminución de otros activos financieros	11.660.947.982
Disminución de cuentas por cobrar a corto plazo	11.660.947.982
Disminución de otras cuentas por cobrar a corto plazo	11.660.947.982
TOTAL RECURSOS	**12.184.663.723**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**436.727.766**
GASTOS DE CONSUMO	415.826.112
Remuneraciones	292.400.866
Sueldos, salarios y otras retribuciones	60.340.565
Beneficios y complementos de sueldos y salarios	102.298.883
Aportes patronales	11.100.326
Prestaciones sociales y otras indemnizaciones	23.080.809
Asistencia socioeconómica	95.200.283
Otros gastos de personal	380.000
Compra de bienes y servicios	80.455.039
Bienes de consumo	15.235.129
Servicios no personales	65.219.910
Impuestos indirectos	18.207.991
Depreciación y amortización	24.762.216
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.901.654
Al sector privado	19.601.654
Transferencias corrientes al sector privado	12.601.654
Directas a personas	12.601.654
Pensiones y otros beneficios asociados	2.741.866
Jubilaciones y otros beneficios asociados	9.859.788
Donaciones corrientes al sector privado	7.000.000
Donaciones a personas	5.600.000
Donaciones a instituciones sin fines de lucro	1.400.000
Al sector público	1.300.000
Transferencias corrientes al sector público	1.300.000
A los entes descentralizados sin fines empresariales para sus gastos	300.000
Subsidios e incentivos otorgados por normas externas	1.000.000
GASTOS DE CAPITAL	**55.855.864**
INVERSIÓN REAL DIRECTA	55.855.864
Formación bruta de capital fijo	55.855.864
Edificios e instalaciones	25.522.000
Maquinaria, equipos y otros bienes muebles	27.238.864
Construcciones de bienes de dominio privado	3.095.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
APLICACIONES FINANCIERAS	**11.692.080.093**
INVERSIÓN FINANCIERA	31.132.111
Incremento de otros activos financieros	31.132.111
Incremento de disponibilidades	6.132.111
Incremento de inversiones temporales	6.132.111
Incremento de otros activos financieros circulantes	25.000.000
DISMINUCIÓN DE PASIVOS	11.660.947.982
Disminución de cuentas y efectos por pagar	11.660.947.982
Disminución de otras cuentas y efectos por pagar	11.660.947.982
Disminución de otras cuentas por pagar a corto plazo	11.660.947.982
TOTAL GASTOS	**12.184.663.723**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117955	Administración de los recursos financieros del Sistema Nacional de Vivienda y Hábitat en garantía del cumplimiento de la Gran Misión Vivienda Venezuela para el año 2013	Transferencia			6.930	10.160.947.982	1.500.000.000			11.660.947.982
117989	Fortalecimiento del Sistema de Seguridad Integral del Edificio Sede del Banavih Fase II	Sistema			1	4.475.520				4.475.520
118091	Fortalecimiento de los planes, programas y proyectos de vivienda y hábitat contemplados en la Gran Misión Vivienda Venezuela, en el ámbito de competencia del Banavih	Programa / Plan			2	1.227.542				1.227.542
118097	Fortalecimiento de la recuperación de los aportes al FAOV, a través de la Fiscalización a empleadores morosos, como garantía del éxito de la Gran Misión Vivienda Venezuela	Empresa Certificada			2.986	12.393.000				12.393.000
118098	Desarrollo de estrategias comunicacionales dirigidas a difundir las políticas y mecanismos de obtención de recursos y modalidades de financiamiento a los usuarios del Sistema Nacional de Vivienda y Hábitat (SNVH) para el año fiscal 2013	Plan			3	20.320.854				20.320.854
TOTAL						10.199.364.898	1.500.000.000			11.699.364.898

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	280.925.866				280.925.866
02	Gestión Administrativa	186.751.468				186.751.468
03	Previsión y Protección Social	12.601.654				12.601.654
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	5.019.837				5.019.837
	TOTAL	**485.298.825**				**485.298.825**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**235**	**170**	**131**	**536**	**39.021.199**	**12.000**	**39.033.199**
Alto Nivel y de Dirección		1		1	236.222	12.000	248.222
Directivo	12	11	3	26	4.340.727		4.340.727
Profesional y Técnico	178	84	112	374	26.406.086		26.406.086
Personal Administrativo	37	16	7	60	4.702.454		4.702.454
Personal Médico	1	2	1	4	723.454		723.454
Obrero	7	56	8	71	2.612.256		2.612.256
Personal Contratado	**78**	**76**		**154**	**19.957.139**		**19.957.139**
Profesional y Técnico	78	76		154	19.957.139		19.957.139
TOTAL	**313**	**246**	131	**690**	**58.978.338**	12.000	**58.990.338**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**9**	2	**11**	**2.741.866**
Obreros	2	2	4	624.780
Empleados	7		7	2.117.086
Jubilados	**24**	8	**32**	**9.859.788**
Obreros		2	2	488.259
Empleados	24	6	30	9.371.529
TOTAL	**33**	10	**43**	**12.601.654**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de Personal	292.400.866
4.02	Materiales, Suministros y Mercancías	15.235.129
4.03	Servicios No Personales	83.427.901
4.04	Activos Reales	55.855.864
4.05	Activos Financieros	31.132.111
4.07	Transferencias y Donaciones	20.901.654
4.08	Otros Gastos	24.762.216
4.11	Disminución de Pasivos	11.660.947.982
	TOTAL	**12.184.663.723**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**498.953.525**
INGRESOS CORRIENTES ORDINARIOS	498.953.525
INGRESOS DE OPERACIÓN	498.953.525
Ingresos financieros de instituciones financieras	44.641.575
Otros ingresos de operación	454.311.950
1.2 GASTOS CORRIENTES	**436.727.766**
GASTOS DE CONSUMO	415.826.112
Remuneraciones	292.400.866
Sueldos, salarios y otras retribuciones	60.340.565
Beneficios y complementos de sueldos y salarios	102.298.883
Aportes patronales	11.100.326
Prestaciones sociales y otras indemnizaciones	23.080.809
Asistencia socioeconómica	95.200.283
Otros gastos de personal	380.000
Compra de bienes y servicios	80.455.039
Bienes de consumo	15.235.129
Servicios no personales	65.219.910
Impuestos indirectos	18.207.991
Depreciación y amortización	24.762.216
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.901.654
Al sector privado	19.601.654
Transferencias corrientes al sector privado	12.601.654
Directas a personas	12.601.654
Pensiones y otros beneficios asociados	2.741.866
Jubilaciones y otros beneficios asociados	9.859.788
Donaciones corrientes al sector privado	7.000.000
Donaciones a personas	5.600.000
Donaciones a instituciones sin fines de lucro	1.400.000
Al sector público	1.300.000
Transferencias corrientes al sector público	1.300.000
A los entes descentralizados sin fines empresariales para sus gastos	300.000
Subsidios e incentivos otorgados por normas externas	1.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**62.225.759**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**86.987.975**
RECURSOS PROPIOS DE CAPITAL	86.987.975
Ahorro en cuenta corriente	62.225.759
Incremento de la depreciación y amortización acumuladas	24.762.216
2.2 GASTOS DE CAPITAL	**55.855.864**
INVERSIÓN REAL DIRECTA	55.855.864
Formación bruta de capital fijo	55.855.864
Edificios e instalaciones	25.522.000
Maquinaria, equipos y otros bienes muebles	27.238.864
Construcciones de bienes de dominio privado	3.095.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**31.132.111**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**11.692.080.093**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	11.660.947.982
Disminución de otros activos financieros	11.660.947.982
Disminución de cuentas por cobrar a corto plazo	11.660.947.982
Disminución de otras cuentas por cobrar a corto plazo	11.660.947.982
Ministerio del Poder Popular para Vivienda y Hábitat	1.500.000.000
Recursos Ordinarios	1.500.000.000
Fondo de Aporte del Sector Público (FASP)	1.500.000.000
Otros Fondos (Fondo de Ahorro Obligatorio y Fondo de Garantía)	10.160.947.982
SUPERÁVIT FINANCIERO	31.132.111
3. CUENTA FINANCIERA	
3.2 APLICACIONES FINANCIERAS	**11.692.080.093**
INVERSIÓN FINANCIERA	31.132.111
Incremento de otros activos financieros	31.132.111
Incremento de disponibilidades	6.132.111
Incremento de inversiones temporales	6.132.111
Incremento de otros activos financieros circulantes	25.000.000
DISMINUCIÓN DE PASIVOS	11.660.947.982
Disminución de cuentas y efectos por pagar	11.660.947.982
Disminución de otras cuentas y efectos por pagar	11.660.947.982
Disminución de otras cuentas por pagar a corto plazo	11.660.947.982

63
Consejo Federal de Gobierno

Consejo Federal de Gobierno

A0249 Fondo de Compensación Interterritorial

A0249

Fondo de Compensación Interterritorial

FONDO DE COMPENSACIÓN INTERTERRITORIAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Fondo de Compensación Interterritorial (FCI), forma parte de la estructura del Consejo Federal de Gobierno, fue creado como un servicio desconcentrado, sin personalidad jurídica, que posee autonomía funcional, administrativa, de gestión y financiera, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.873 del 29 de febrero de 2012, reimpresa por error material en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.907 del 23 de abril de 2012, mediante la resolución que reforma parcialmente el Reglamento Orgánico de la Secretaría del Consejo Federal de Gobierno y el Fondo de Compensación Interterritorial.

El Fondo de Compensación Interterritorial se encarga del financiamiento de las inversiones públicas para promover el desarrollo equilibrado de las regiones, la complementación de las políticas e iniciativas de desarrollo de las entidades político territoriales y la realización de obras y servicios esenciales en las regiones y las comunidades de menor desarrollo relativo, para ello ha creado el Índice Relativo de Desarrollo, cuya aplicación permite distribuir los recursos en todo el país, atendiendo el desarrollo relativo de las regiones, con lo cual no solo se afecta positivamente a las zonas más desfavorecidas sino que se promueve la descentralización, al distribuir bienes y servicios con justicia y equidad.

Durante el año 2013, se priorizará el financiamiento de Proyectos Socioproductivos que promuevan la participación popular en el cambio del modo de producción, relacionados con áreas críticas como soberanía alimentaria y vivienda. En materia de infraestructura se incentivarán aquellos proyectos que conlleven transferencia de competencias desde el Poder Nacional hacia las comunidades.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para el servicio desconcentrado, sin personalidad jurídica, en el año 2013, se estiman en Veintiún Mil Doscientos Setenta y Siete Millones Cuarenta y Siete Mil Quinientos Sesenta y Dos Bolívares (Bs. 21.277.047.562), provenientes de la siguiente fuente de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	21.277.047.562
TOTAL	**Bs.**	**21.277.047.562**

- **POLÍTICA DE GASTOS**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, el servicio desconcentrado presenta una estructura de gastos por Proyectos que demanda la cantidad de Veintiún Mil Doscientos Cuarenta y Seis Millones Ciento Setenta y Nueve Mil Ochocientos Cincuenta Bolívares (Bs. 21.246.179.850) y por Acciones Centralizadas, un monto de Treinta Millones Ochocientos Sesenta y Siete Mil Setecientos Doce Bolívares (Bs. 30.867.712); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	73.739.310
– Materiales Suministros y Mercancías	Bs.	6.913.449
– Servicios No Personales	Bs.	17.355.930
– Activos Reales	Bs.	2.915.382
– Transferencias y Donaciones	Bs.	5.416.260
– Otros Gastos	Bs.	21.173.622.613
TOTAL	Bs.	**21.277.047.562**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL SERVICIO DESCONCENTRADO:**

Las acciones a realizar, así como los recursos asignados al Fondo de Compensación Interterritorial en el ejercicio presupuestario 2013, se orientarán a la ejecución del proyecto siguiente:

- Implantación del Sistema de Planificación Participativa Territorial como herramienta para el Proceso de Fortalecimiento del Poder Popular.

- **RESULTADOS ECONOMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

- Cuenta Corriente: Ahorro Bs. 5.416.260
- Cuenta Capital: Equilibrio

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**103.524.949**
INGRESOS CORRIENTES ORDINARIOS	103.524.949
TRANSFERENCIAS CORRIENTES	103.524.949
Transferencias corrientes del sector público	103.524.949
Transferencias corrientes internas recibidas del sector público	103.524.949
De la República	103.524.949
INGRESOS DE CAPITAL	**21.173.522.613**
TRANSFERENCIAS Y DONACIONES DE CAPITAL	21.173.522.613
Transferencias y donaciones de capital del sector público	21.173.522.613
Transferencias de capital recibidas del sector público	21.173.522.613
De la República	21.173.522.613
TOTAL RECURSOS	**21.277.047.562**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**98.108.689**
GASTOS DE CONSUMO	98.008.689
Remuneraciones	73.739.310
Sueldos, salarios y otras retribuciones	24.109.557
Beneficios y complementos de sueldos y salarios	27.652.173
Aportes patronales	5.052.436
Prestaciones sociales y otras indemnizaciones	6.907.331
Asistencia socioeconómica	10.017.813
Compra de bienes y servicios	21.475.026
Bienes de consumo	6.913.449
Servicios no personales	14.561.577
Impuestos indirectos	2.794.353
TRANSFERENCIAS Y DONACIONES CORRIENTES	100.000
Al sector privado	100.000
Donaciones corrientes al sector privado	100.000
Donaciones a personas	100.000
GASTOS DE CAPITAL	**21.178.938.873**
INVERSIÓN REAL DIRECTA	5.416.260
Formación bruta de capital fijo	5.395.260
Edificios e instalaciones	106.400
Maquinaria, equipos y otros bienes muebles	5.288.860
Bienes intangibles	21.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	21.173.522.613
Al sector privado	8.871.412.099
Transferencias de capital al sector privado	8.871.412.099
A instituciones sin fines de lucro	3.209.656.921
A Consejos Comunales	5.661.755.178

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Al sector público	12.302.110.514
Transferencias de capital al sector público	12.302.110.514
Al Poder Estadal	7.017.805.681
Al Poder Municipal	5.284.304.833
TOTAL GASTOS	**21.277.047.562**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119018	Implantación del Sistema de Planificación Participativa Territorial como herramienta para el proceso de fortalecimiento del Poder Popular	Proyecto			21.000		21.246.179.850			21.246.179.850
TOTAL							21.246.179.850			21.246.179.850

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		24.986.650			24.986.650
02	Gestión administrativa		5.881.062			5.881.062
	TOTAL		30.867.712			30.867.712

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**180**	**172**		**352**	**19.484.757**		**19.484.757**
Alto Nivel y de Dirección	5	4		9	842.254		842.254
Directivo	13	12		25	2.051.204		2.051.204
Profesional y Técnico	116	116		232	13.663.497		13.663.497
Personal Administrativo	30	25		55	2.110.842		2.110.842
Personal Médico	1			1	27.600		27.600
Obrero	15	15		30	789.360		789.360
Personal Contratado	**40**	**40**		**80**	**4.620.000**		**4.620.000**
Profesional y Técnico	40	40		80	4.620.000		4.620.000
TOTAL	**220**	**212**		**432**	**24.104.757**		**24.104.757**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	73.739.310
4.02	Materiales, suministros y mercancías	6.913.449
4.03	Servicios no personales	17.355.930
4.04	Activos reales	5.416.260
4.07	Transferencias y donaciones	21.173.622.613
	TOTAL	**21.277.047.562**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**103.524.949**
INGRESOS CORRIENTES ORDINARIOS	103.524.949
TRANSFERENCIAS CORRIENTES	103.524.949
Transferencias corrientes del sector público	103.524.949
Transferencias corrientes internas recibidas del sector público	103.524.949
De la República	103.524.949
Recursos Ordinarios	103.524.949
1.2 GASTOS CORRIENTES	**98.108.689**
GASTOS DE CONSUMO	98.008.689
Remuneraciones	73.739.310
Sueldos, salarios y otras retribuciones	24.109.557
Beneficios y complementos de sueldos y salarios	27.652.173
Aportes patronales	5.052.436
Prestaciones sociales y otras indemnizaciones	6.907.331
Asistencia socioeconómica	10.017.813
Compra de bienes y servicios	21.475.026
Bienes de consumo	6.913.449
Servicios no personales	14.561.577
Impuestos indirectos	2.794.353
TRANSFERENCIAS Y DONACIONES CORRIENTES	100.000
Al sector privado	100.000
Donaciones corrientes al sector privado	100.000
Donaciones a personas	100.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**5.416.260**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**21.178.938.873**
RECURSOS PROPIOS DE CAPITAL	5.416.260
Ahorro en cuenta corriente	5.416.260
TRANSFERENCIAS Y DONACIONES DE CAPITAL	21.173.522.613
Transferencias y donaciones de capital del sector público	21.173.522.613
Transferencias de capital recibidas del sector público	21.173.522.613
De la República	21.173.522.613
2.2 GASTOS DE CAPITAL	**21.178.938.873**
INVERSIÓN REAL DIRECTA	5.416.260
Formación bruta de capital fijo	5.395.260
Edificios e instalaciones	106.400
Maquinaria, equipos y otros bienes muebles	5.288.860
Bienes intangibles	21.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	21.173.522.613
Al sector privado	8.871.412.099
Transferencias de capital al sector privado	8.871.412.099
A instituciones sin fines de lucro	3.209.656.921
A Consejos Comunales	5.661.755.178
Al sector público	12.302.110.514
Transferencias de capital al sector público	12.302.110.514
Al Poder Estadal	7.017.805.681
Al Poder Municipal	5.284.304.833
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

64
Ministerio del Poder Popular para la Juventud

Ministerio del Poder Popular para la Juventud

A0938 Instituto Nacional del Poder Popular de la Juventud

A0938

Instituto Nacional del Poder Popular de la Juventud

INSTITUTO NACIONAL DEL PODER POPULAR DE LA JUVENTUD

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

En el marco de dar cumplimiento a lo establecido en la Ley para el Poder Popular de la Juventud y con la creación del Ministerio del Poder Popular para la Juventud, este Organismo para el próximo ejercicio fiscal, se plantea una reestructuración profunda en sus acciones y objetivos, principalmente dado que aun se está en deuda con algunos Artículos de la Ley, específicamente con la construcción del Sistema del Poder Popular de la Juventud, que es un mecanismo institucional articulado y constituido por el conjunto de órganos y principios establecidos en la referida Ley para el desarrollo de la gestión pública en el segmento juvenil y en los ámbitos comunal, parroquial, municipal, de circuito, estadal y nacional; para ello, es bien importante el impulso para la conformación de uno de sus integrantes siendo los más importantes: los Consejos del Poder Popular de la Juventud en todos sus ámbitos: comunal, parroquial, municipal, circuito, estadal y municipal.

En tal sentido, se formuló el Proyecto: **"Aportes para la consolidación del Poder Popular Juvenil"**, con tres (3) acciones: "Formación y organización de jóvenes a nivel nacional a través de la conformación de los Consejos del Poder Popular de la Juventud"; "Diseño e implementación del programa de formación y apoyo al joven organizado" y "Diseño e implementación del Programa de Participación y Protección Juvenil".

Su misión es crear condiciones que garanticen a los jóvenes y las jóvenes su participación en el proceso de desarrollo mediante políticas y estrategias dirigidas a potenciar sus capacidades, habilidades y destrezas para su incorporación en forma y corresponsable con la sociedad y la familia en la construcción de un Estado Democrático y Social de Derecho y Justicia.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**227.868.127**
INGRESOS CORRIENTES ORDINARIOS	227.868.127
TRANSFERENCIAS CORRIENTES	227.868.127
Transferencias corrientes del sector público	227.868.127
Transferencias corrientes internas recibidas del sector público	227.868.127
De la República	227.868.127
INGRESOS DE CAPITAL	**730.000**
RECURSOS PROPIOS DE CAPITAL	730.000
Incremento de la depreciación y amortización acumuladas	730.000
FUENTES DE FINANCIAMIENTO	**90.819.831**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	90.819.831
Disminución de otros activos financieros	90.819.831
Disminución de disponibilidades	90.819.831
Disminución de bancos	90.819.831
TOTAL RECURSOS	**319.417.958**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**288.263.127**
GASTOS DE CONSUMO	127.996.556
Remuneraciones	60.601.442
Sueldos, salarios y otras retribuciones	11.774.458
Beneficios y complementos de sueldos y salarios	19.390.286
Aportes patronales	1.863.252
Prestaciones sociales y otras indemnizaciones	3.046.959
Asistencia socioeconómica	24.426.487
Otros gastos de personal	100.000
Compra de bienes y servicios	57.468.333
Bienes de consumo	28.525.376
Servicios no personales	28.942.957
Impuestos indirectos	9.196.781
Depreciación y amortización	730.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	160.266.571
Al sector privado	153.641.482
Donaciones corrientes al sector privado	153.641.482
Donaciones a personas	153.641.482
Al sector público	6.625.089
Donaciones corrientes al sector público	6.625.089
A los entes descentralizados sin fines empresariales	5.425.089
A instituciones de protección social	1.200.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS DE CAPITAL	**28.875.000**
INVERSIÓN REAL DIRECTA	28.875.000
Formación bruta de capital fijo	28.875.000
Edificios e instalaciones	28.875.000
APLICACIONES FINANCIERAS	**2.279.831**
DISMINUCIÓN DE PASIVOS	2.279.831
Disminución de cuentas y efectos por pagar	2.279.831
Disminución de cuentas y efectos por pagar a corto plazo	2.129.831
Disminución de aportes patronales y retenciones laborales por pagar	1.900.000
Disminución de otros aportes patronales por pagar	1.900.000
Disminución cuentas por pagar a proveedores a corto plazo	229.831
Disminución de otras cuentas y efectos por pagar	150.000
Disminución de otras cuentas por pagar a corto plazo	150.000
TOTAL GASTOS	**319.417.958**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119596	Aportes para la consolidación del Poder Popular Juvenil	Consejo			2.270		179.885.300			179.885.300
TOTAL							179.885.300			179.885.300

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		18.564.589			18.564.589
02	Gestión administrativa	91.549.831	29.418.238			120.968.069
TOTAL		91.549.831	47.982.827			139.532.658

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**8**	**6**		**14**	**1.314.507**		**1.314.507**
Alto Nivel y de Dirección	1			1	84.000		84.000
Directivo	7	6		13	1.230.507		1.230.507
Personal Contratado	**149**	**181**		**330**	**10.459.951**		**10.459.951**
Profesional y Técnico	80	95		175	6.362.907		6.362.907
Personal Administrativo	60	74		134	3.553.200		3.553.200
Obrero	9	12		21	543.844		543.844
TOTAL	**157**	**187**		**344**	**11.774.458**		**11.774.458**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	60.601.442
4.02	Materiales, suministros y mercancías	28.525.376
4.03	Servicios no personales	38.139.738
4.04	Activos reales	28.875.000
4.07	Transferencias y donaciones	160.266.571
4.08	Otros gastos	730.000
4.11	Disminución de pasivos	2.279.831
	TOTAL	**319.417.958**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**227.868.127**
INGRESOS CORRIENTES ORDINARIOS	227.868.127
TRANSFERENCIAS CORRIENTES	227.868.127
Transferencias corrientes del sector público	227.868.127
Transferencias corrientes internas recibidas del sector público	227.868.127
De la República	227.868.127
Recursos Ordinarios	227.868.127
1.2 GASTOS CORRIENTES	**288.263.127**
GASTOS DE CONSUMO	127.996.556
Remuneraciones	60.601.442
Sueldos, salarios y otras retribuciones	11.774.458
Beneficios y complementos de sueldos y salarios	19.390.286
Aportes patronales	1.863.252
Prestaciones sociales y otras indemnizaciones	3.046.959
Asistencia socioeconómica	24.426.487
Otros gastos de personal	100.000
Compra de bienes y servicios	57.468.333
Bienes de consumo	28.525.376
Servicios no personales	28.942.957
Impuestos indirectos	9.196.781
Depreciación y amortización	730.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	160.266.571
Al sector privado	153.641.482
Donaciones corrientes al sector privado	153.641.482
Donaciones a personas	153.641.482
Al sector público	6.625.089
Donaciones corrientes al sector público	6.625.089
A los entes descentralizados sin fines empresariales	5.425.089
A instituciones de protección social	1.200.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(60.395.000)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(59.665.000)**
RECURSOS PROPIOS DE CAPITAL	(59.665.000)
Desahorro en cuenta corriente	(60.395.000)
Incremento de la depreciación y amortización acumuladas	730.000
2.2 GASTOS DE CAPITAL	**28.875.000**
INVERSIÓN REAL DIRECTA	28.875.000
Formación bruta de capital fijo	28.875.000
Edificios e instalaciones	28.875.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(88.540.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**90.819.831**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	90.819.831
Disminución de otros activos financieros	90.819.831
Disminución de disponibilidades	90.819.831
Disminución de bancos	90.819.831
3.2 APLICACIONES FINANCIERAS	**90.819.831**
DISMINUCIÓN DE PASIVOS	2.279.831
Disminución de cuentas y efectos por pagar	2.279.831
Disminución de cuentas y efectos por pagar a corto plazo	2.129.831
Disminución de aportes patronales y retenciones laborales por pagar	1.900.000
Disminución de otros aportes patronales por pagar	1.900.000
Disminución cuentas por pagar a proveedores a corto plazo	229.831
Disminución de otras cuentas y efectos por pagar	150.000
Disminución de otras cuentas por pagar a corto plazo	150.000
DÉFICIT FINANCIERO	88.540.000

65
Ministerio del Poder Popular para el Servicio Penitenciario

Ministerio del Poder Popular para el Servicio Penitenciario

A0003 Instituto Autónomo Caja de Trabajo Penitenciario
A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)

A0003

Instituto Autónomo Caja de Trabajo Penitenciario

INSTITUTO AUTÓNOMO CAJA DE TRABAJO PENITENCIARIO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Autónomo Caja de Trabajo Penitenciario (IACTP), para el 2013, tiene como propósito fundamental adecuar sus acciones a los requerimientos actuales del sistema penitenciario, a través de la capacitación y ocupación laboral dirigida a la transformación de la población de los privados y privadas de libertad hacia la mujer y el hombre nuevo que el orden social requiere.

Para el año 2013, IACTP tiene como meta el beneficio directo de 1700 internos e internas penados, distribuidos en las acciones de motivar 500 internos e internas penados en talleres de valores humanos, autoestima, desarrollo personal y formar 1200 internos (as) con fines ocupacionales en los diversos centros e internados penales y judiciales a nivel nacional.

El Instituto Autónomo Caja de Trabajo Penitenciario (IACTP) se ha planteado para el año fiscal 2013, el desarrollo de un Proyecto denominado: Fortalecimiento de la institucionalidad de los procesos formativos laborales de la población penada venezolana (fase II), en concordancia con el "Plan llego la Chamba".

El otorgamiento de los recursos requeridos para la ejecución de este proyecto tendrá impactos significativos en el orden social, económico y jurídico.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**73.800.000**
INGRESOS CORRIENTES ORDINARIOS	73.800.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.723.000
Venta de otros bienes y servicios	3.723.000
INGRESOS DE LA PROPIEDAD	77.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	77.000
Alquileres	77.000
TRANSFERENCIAS CORRIENTES	70.000.000
Transferencias corrientes del sector público	70.000.000
Transferencias corrientes internas recibidas del sector público	70.000.000
De la República	70.000.000
TOTAL RECURSOS	**73.800.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**66.173.617**
GASTOS DE CONSUMO	55.862.044
Remuneraciones	31.234.145
Sueldos, salarios y otras retribuciones	5.593.897
Beneficios y complementos de sueldos y salarios	11.291.321
Aportes patronales	1.388.983
Prestaciones sociales y otras indemnizaciones	2.235.976
Asistencia socioeconómica	10.723.968
Compra de bienes y servicios	24.627.899
Bienes de consumo	17.584.979
Servicios no personales	7.042.920
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.311.573
Al sector privado	10.311.573
Transferencias corrientes al sector privado	10.311.573
Directas a personas	10.311.573
Jubilaciones y otros beneficios asociados	10.311.573
GASTOS DE CAPITAL	**7.626.383**
INVERSIÓN REAL DIRECTA	7.626.383
Formación bruta de capital fijo	7.626.383
Edificios e instalaciones	600.000
Maquinaria, equipos y otros bienes muebles	3.242.750
Construcciones de bienes de dominio privado	3.783.633
TOTAL GASTOS	**73.800.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119271	Fortalecimiento de la institucionalidad de los procesos formativos y laborales de la población penada venezolana (fase II), en concordancia con el "Plan Llego la Chamba"	Pago Realizado			1.700	3.800.000	48.343.938			52.143.938
TOTAL						**3.800.000**	**48.343.938**			**52.143.938**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		21.656.062			21.656.062
TOTAL			**21.656.062**			**21.656.062**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**41**	**63**		**104**	**1.932.618**	**953.159**	**2.885.777**
Altos Funcionarios y de Elección Popular		1		1	66.000		66.000
Profesional y Técnico	25	12		37	877.527	347.892	1.225.419
Personal Administrativo	13	19		32	408.619	153.028	561.647
Obrero	3	31		34	580.472	452.239	1.032.711
Personal Contratado	**55**	**57**		**112**	**3.661.279**		**3.661.279**
Profesional y Técnico	26	32		58	2.430.752		2.430.752
Personal Administrativo	29	25		54	1.230.527		1.230.527
TOTAL	**96**	**120**		**216**	**5.593.897**	**953.159**	**6.547.056**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**11**	**13**	**24**	**2.397.013**
Obreros	4	7	11	1.796.999
Empleados	7	6	13	600.014
Jubilados	**15**	**13**	**28**	**3.414.560**
Obreros	6	6	12	1.474.134
Empleados	9	7	16	1.940.426
TOTAL	**26**	**26**	**52**	**5.811.573**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	31.234.145
4.02	Materiales, suministros y mercancías	17.584.979
4.03	Servicios no personales	7.042.920
4.04	Activos reales	7.626.383
4.07	Transferencias y donaciones	10.311.573
	TOTAL	**73.800.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**73.800.000**
INGRESOS CORRIENTES ORDINARIOS	73.800.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.723.000
Venta de otros bienes y servicios	3.723.000
INGRESOS DE LA PROPIEDAD	77.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	77.000
Alquileres	77.000
TRANSFERENCIAS CORRIENTES	70.000.000
Transferencias corrientes del sector público	70.000.000
Transferencias corrientes internas recibidas del sector público	70.000.000
De la República	70.000.000
Recursos Ordinarios	70.000.000
1.2 GASTOS CORRIENTES	**66.173.617**
GASTOS DE CONSUMO	55.862.044
Remuneraciones	31.234.145
Sueldos, salarios y otras retribuciones	5.593.897
Beneficios y complementos de sueldos y salarios	11.291.321
Aportes patronales	1.388.983
Prestaciones sociales y otras indemnizaciones	2.235.976
Asistencia socioeconómica	10.723.968
Compra de bienes y servicios	24.627.899
Bienes de consumo	17.584.979
Servicios no personales	7.042.920
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.311.573
Al sector privado	10.311.573
Transferencias corrientes al sector privado	10.311.573
Directas a personas	10.311.573
Jubilaciones y otros beneficios asociados	10.311.573
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**7.626.383**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**7.626.383**
RECURSOS PROPIOS DE CAPITAL	7.626.383
Ahorro en cuenta corriente	7.626.383
2.2 GASTOS DE CAPITAL	**7.626.383**
INVERSIÓN REAL DIRECTA	7.626.383
Formación bruta de capital fijo	7.626.383
Edificios e instalaciones	600.000
Maquinaria, equipos y otros bienes muebles	3.242.750
Construcciones de bienes de dominio privado	3.783.633
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0118

Fondo Nacional para Edificaciones Penitenciarias (FONEP)

FONDO NACIONAL PARA EDIFICACIONES PENITENCIARIAS (FONEP)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El FONEP para el ejercicio económico financiero 2013, ha contemplado dentro de sus lineamientos de acción estratégica el Proyecto "Ampliación, Recuperación, Dotación y Construcción de la Edificación Penitenciaria", siendo su objetivo fortalecer la edificación de los establecimientos penitenciarios para garantizar a las personas que cumplen una condena, espacios y servicios básicos en buen estado que permitan darle las condiciones necesarias de habitabilidad para así asegurar su reinserción a la sociedad.

- Rehabilitación integral del sistema eléctrico, sanitario, mecánico y adecuación de obras civiles en las edificaciones penitenciarias a nivel nacional, las cuales se contemplan entre otras según sus necesidades y requerimientos.
- Recuperar, ampliar y dotar a los centros de residencias supervisadas, unidades técnicas de apoyo y coordinaciones regionales.
- Recuperar, ampliar y dotar los centros de formación supervisada y los centros de formación integral para niñas, niños y adolescentes.
- Atender reparaciones de emergencia presentadas en las edificaciones penitenciarias (Plan Cambote).
- Construcción, reparación, conservación y dotación ecosocial de reciclaje penitenciario.

Con la ejecución del referido Proyecto se espera obtener una disminución del hacinamiento y mejora de las condiciones de los privados y privadas de libertad, a través de la construcción, edificación, remodelación, reparación de treinta y siete mil trescientos treinta y cinco (37.335) metros cuadrados, así como la dotación de recintos penitenciarios.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**49.053.995**
INGRESOS CORRIENTES ORDINARIOS	49.053.995
TRANSFERENCIAS CORRIENTES	49.053.995
Transferencias corrientes del sector público	49.053.995
Transferencias corrientes internas recibidas del sector público	49.053.995
De la República	49.053.995
INGRESOS DE CAPITAL	**181.825.903**
RECURSOS PROPIOS DE CAPITAL	879.898
Incremento de la depreciación y amortización acumuladas	879.898
TRANSFERENCIAS Y DONACIONES DE CAPITAL	180.946.005
Transferencias y donaciones de capital del sector público	180.946.005
Transferencias de capital recibidas del sector público	180.946.005
De la República	180.946.005
TOTAL RECURSOS	**230.879.898**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**48.334.566**
GASTOS DE CONSUMO	46.362.483
Remuneraciones	37.278.745
Sueldos, salarios y otras retribuciones	12.249.205
Beneficios y complementos de sueldos y salarios	5.985.612
Aportes patronales	1.359.434
Prestaciones sociales y otras indemnizaciones	2.437.351
Asistencia socioeconómica	15.071.143
Otros gastos de personal	176.000
Compra de bienes y servicios	7.339.570
Bienes de consumo	2.813.006
Servicios no personales	4.526.564
Impuestos indirectos	864.270
Depreciación y amortización	879.898
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.972.083
Al sector privado	1.972.083
Transferencias corrientes al sector privado	1.872.083
Directas a personas	1.872.083
Jubilaciones y otros beneficios asociados	1.872.083
Donaciones corrientes al sector privado	100.000
Donaciones a personas	100.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS DE CAPITAL	**182.545.332**
INVERSIÓN REAL DIRECTA	163.556.240
Formación bruta de capital fijo	163.455.740
Maquinaria, equipos y otros bienes muebles	1.498.827
Construcciones de bienes de dominio privado	109.583.269
Producción propia (gastos capitalizables)	52.373.644
Remuneraciones	1.258.823
Sueldos, salarios y otras retribuciones	1.258.823
Compra de bienes y servicios	28.717.979
Bienes de consumo	16.761.023
Servicios no personales	11.956.956
Impuestos indirectos	22.396.842
Bienes intangibles	100.500
TRANSFERENCIAS Y DONACIONES DE CAPITAL	18.989.092
Al sector público	18.989.092
Donaciones de capital al sector público	18.989.092
A la República	18.989.092
TOTAL GASTOS	**230.879.898**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119269	Ampliación, Recuperación, Dotación y Construcción de la Edificación Penitenciaria	Metro Cuadrado			37.335		180.946.005			180.946.005
	TOTAL						180.946.005			180.946.005

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		37.319.698			37.319.698
02	Gestión administrativa	879.898	9.862.214			10.742.112
03	Previsión y protección social		1.872.083			1.872.083
	TOTAL	879.898	49.053.995			49.933.893

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**51**	**48**		**99**	**3.940.641**		**3.940.641**
Alto Nivel y de Dirección	2	3		5	500.000		500.000
Directivo	5	9		14	821.228		821.228
Profesional y Técnico	24	18		42	1.500.000		1.500.000
Personal Administrativo	15	11		26	800.000		800.000
Obrero	5	7		12	319.413		319.413
Personal Contratado	**21**	**46**		**67**	**1.930.427**		**1.930.427**
Profesional y Técnico	9	10		19	671.604		671.604
Obrero	12	36		48	1.258.823		1.258.823
TOTAL	72	**94**		**166**	**5.871.068**		**5.871.068**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	4	8	12	**1.872.083**
Obreros		1	1	136.885
Empleados	4	7	11	1.735.198
TOTAL	4	8	12	**1.872.083**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	38.537.568
4.02	Materiales, suministros y mercancías	19.574.029
4.03	Servicios no personales	39.744.632
4.04	Activos reales	111.182.596
4.07	Transferencias y donaciones	20.961.175
4.08	Otros gastos	879.898
	TOTAL	**230.879.898**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**49.053.995**
INGRESOS CORRIENTES ORDINARIOS	49.053.995
TRANSFERENCIAS CORRIENTES	49.053.995
Transferencias corrientes del sector público	49.053.995
Transferencias corrientes internas recibidas del sector público	49.053.995
De la República	49.053.995
1.2 GASTOS CORRIENTES	**48.334.566**
GASTOS DE CONSUMO	46.362.483
Remuneraciones	37.278.745
Sueldos, salarios y otras retribuciones	12.249.205
Beneficios y complementos de sueldos y salarios	5.985.612
Aportes patronales	1.359.434
Prestaciones sociales y otras indemnizaciones	2.437.351
Asistencia socioeconómica	15.071.143
Otros gastos de personal	176.000
Compra de bienes y servicios	7.339.570
Bienes de consumo	2.813.006
Servicios no personales	4.526.564
Impuestos indirectos	864.270
Depreciación y amortización	879.898
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.972.083
Al sector privado	1.972.083
Transferencias corrientes al sector privado	1.872.083
Directas a personas	1.872.083
Jubilaciones y otros beneficios asociados	1.872.083
Donaciones corrientes al sector privado	100.000
Donaciones a personas	100.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**719.429**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**182.545.332**
RECURSOS PROPIOS DE CAPITAL	1.599.327
Ahorro/ Desahorro en cuenta corriente	719.429
Incremento de la depreciación y amortización acumuladas	879.898
TRANSFERENCIAS Y DONACIONES DE CAPITAL	180.946.005
Transferencias y donaciones de capital del sector público	180.946.005
Transferencias de capital recibidas del sector público	180.946.005
De la República	180.946.005
2.2 GASTOS DE CAPITAL	**182.545.332**
INVERSIÓN REAL DIRECTA	163.556.240
Formación bruta de capital fijo	163.455.740
Maquinaria, equipos y otros bienes muebles	1.498.827
Construcciones de bienes de dominio privado	109.583.269
Producción propia (gastos capitalizables)	52.373.644
Remuneraciones	1.258.823
Sueldos, salarios y otras retribuciones	1.258.823
Compra de bienes y servicios	28.717.979
Bienes de consumo	16.761.023
Servicios no personales	11.956.956
Impuestos indirectos	22.396.842
Bienes intangibles	100.500
TRANSFERENCIAS Y DONACIONES DE CAPITAL	18.989.092
Al sector público	18.989.092
Donaciones de capital al sector público	18.989.092
A la República	18.989.092
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

66
Ministerio del Poder Popular para Transporte Acuático y Aéreo

Ministerio del Poder Popular para Transporte Acuático y Aéreo

A0658 Instituto Aeropuerto Internacional de Maiquetía (IAIM)
A0932 Instituto Nacional de los Espacios Acuáticos (INEA)
A0939 Instituto Nacional de Aeronáutica Civil (INAC)

A0658

Instituto Aeropuerto Internacional de Maiquetía (IAIM)

INSTITUTO AEROPUERTO INTERNACIONAL DE MAIQUETÍA (IAIM)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Aeropuerto Internacional de Maiquetía, tiene la misión de planificar, desarrollar, controlar y administrar el conjunto de instalaciones y servicios, que hacen posible y facilitan el traslado de pasajeros y carga en el Aeropuerto Internacional de Maiquetía "Simón Bolívar", con una política de servicio público eficiente, eficaz, de utilidad pública, de interés general y social, con estrictos estándares de seguridad y facilitación, que fortalezcan la vigilancia de la seguridad operacional, el resguardo de las instalaciones, la protección de los bienes aeronáuticos y de personas, brindando el mejor servicio a los usuarios.

La prestación del servicio del Instituto, viene determinada por la capacidad de todos sus componentes (pistas de vuelos, calles de rodaje, plataforma de estacionamiento de aeronaves, edificios, terminales de pasajeros, aparcamiento de vehículos, accesos, entre otros). En este sentido, para el ejercicio fiscal 2013 el Ente tiene como objetivo mantener los estándares de seguridad operacional, mediante la ejecución de las siguientes políticas:

- Atender todos los servicios inherentes al movimiento de aeronaves, pasajeros y carga.
- Diseñar e implementar programas de mantenimiento preventivo y correctivo de las instalaciones, equipos, áreas de pistas y zonas verdes.
- Adquirir equipos y sistemas destinados a lograr la necesaria plataforma tecnológica.
- Ejecutar e inspeccionar la construcción de obras orientadas en su conjunto a mantener la categoría del aeropuerto y la certificación.
- Incrementar la participación de los ingresos generados por las concesiones comerciales en la estructura de ingresos del Organismo.
- Obtener ingresos para cubrir costos y gastos de operación, gastos de mantenimiento y crear reservas de capitales para responder al crecimiento futuro del aeropuerto.

Durante el Ejercicio Fiscal 2013, el Organismo ejecutará el proyecto "Conservación y Optimización de las Instalaciones del Aeropuerto de Maiquetía", orientando sus actividades a una política de servicio público eficiente, de utilidad social, que permitirá fortalecer y mejorar la calidad del servicio prestado a los usuarios.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**1.041.199.403**
INGRESOS CORRIENTES ORDINARIOS	1.041.199.403
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.041.199.403
Venta de otros bienes y servicios	1.041.199.403
INGRESOS DE CAPITAL	**3.319.582**
RECURSOS PROPIOS DE CAPITAL	3.319.582
Incremento de la depreciación y amortización acumuladas	3.319.582
TOTAL RECURSOS	**1.044.518.985**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**1.006.162.197**
GASTOS DE CONSUMO	930.093.638
Remuneraciones	620.174.579
Sueldos, salarios y otras retribuciones	198.116.115
Beneficios y complementos de sueldos y salarios	178.518.562
Aportes patronales	32.406.998
Prestaciones sociales y otras indemnizaciones	51.992.370
Asistencia socioeconómica	159.140.534
Compra de bienes y servicios	306.599.477
Bienes de consumo	57.314.878
Servicios no personales	249.284.599
Depreciación y amortización	3.319.582
TRANSFERENCIAS Y DONACIONES CORRIENTES	76.068.559
Al sector privado	76.068.559
Transferencias corrientes al sector privado	76.068.559
Directas a personas	74.553.274
Pensiones y otros beneficios asociados	21.673.325
Jubilaciones y otros beneficios asociados	50.279.949
Otras transferencias directas a personas	2.600.000
A instituciones sin fines de lucro	1.215.285
Transferencias corrientes a Consejos Comunales	300.000
GASTOS DE CAPITAL	**38.356.788**
INVERSIÓN REAL DIRECTA	38.356.788
Formación bruta de capital fijo	38.356.788
Maquinaria, equipos y otros bienes muebles	16.597.910
Construcciones de bienes de dominio privado	21.758.878
TOTAL GASTOS	**1.044.518.985**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118253	Conservación y Optimización de las Instalaciones del Aeropuerto de Maiquetía.	Metro Cuadrado			35.589.760	165.114.448				165.114.448
TOTAL						**165.114.448**				**165.114.448**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras.	629.031.675				629.031.675
02	Gestión Administrativa.	176.353.803				176.353.803
03	Previsión y Protección Social.	72.018.559				72.018.559
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres.	2.000.500				2.000.500
	TOTAL	**879.404.537**				**879.404.537**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**524**	788	**551**	**1.863**	**75.412.710**	**4.179.444**	**79.592.154**
Alto Nivel y de Dirección		1		1	40.800	11.832	52.632
Directivo	29	31		60	2.418.942	168.597	2.587.539
Profesional y Técnico	296	316		612	23.077.803	1.810.205	24.888.008
Personal Administrativo	97	83	551	731	27.565.154	2.162.189	29.727.343
Personal Médico	5	4		9	339.380	26.621	366.001
Obrero	97	353		450	21.970.631		21.970.631
Personal Contratado	**529**	**623**		**1.152**	**51.987.703**		**51.987.703**
Directivo	7	3		10	451.282		451.282
Profesional y Técnico	341	409		750	33.846.161		33.846.161
Personal Administrativo	179	208		387	17.464.619		17.464.619
Personal Médico	2	3		5	225.641		225.641
TOTAL	**1.053**	**1.411**	**551**	**3.015**	**127.400.413**	**4.179.444**	**131.579.857**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**110**	**189**	**299**	**21.673.325**
Obreros	20	103	123	8.915.783
Empleados	90	86	176	12.757.542
Jubilados	**211**	**507**	**718**	**50.279.949**
Obreros	75	376	451	31.582.531
Empleados	136	131	267	18.697.418
TOTAL	**321**	**696**	**1.017**	**71.953.274**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de Personal	620.174.579
4.02	Materiales, Suministros y Mercancías	57.314.878
4.03	Servicios No Personales	249.284.599
4.04	Activos Reales	38.356.788
4.07	Transferencias y Donaciones	76.068.559
4.08	Otros Gastos	3.319.582
	TOTAL	**1.044.518.985**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.041.199.403**
INGRESOS CORRIENTES ORDINARIOS	1.041.199.403
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.041.199.403
Venta de otros bienes y servicios	1.041.199.403
1.2 GASTOS CORRIENTES	**1.006.162.197**
GASTOS DE CONSUMO	930.093.638
Remuneraciones	620.174.579
Sueldos, salarios y otras retribuciones	198.116.115
Beneficios y complementos de sueldos y salarios	178.518.562
Aportes patronales	32.406.998
Prestaciones sociales y otras indemnizaciones	51.992.370
Asistencia socioeconómica	159.140.534
Compra de bienes y servicios	306.599.477
Bienes de consumo	57.314.878
Servicios no personales	249.284.599
Depreciación y amortización	3.319.582
TRANSFERENCIAS Y DONACIONES CORRIENTES	76.068.559
Al sector privado	76.068.559
Transferencias corrientes al sector privado	76.068.559
Directas a personas	74.553.274
Pensiones y otros beneficios asociados	21.673.325
Jubilaciones y otros beneficios asociados	50.279.949
Otras transferencias directas a personas	2.600.000
A instituciones sin fines de lucro	1.215.285
Transferencias corrientes a Consejos Comunales	300.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**35.037.206**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**38.356.788**
RECURSOS PROPIOS DE CAPITAL	38.356.788
Ahorro en cuenta corriente	35.037.206
Incremento de la depreciación y amortización acumuladas	3.319.582
2.2 GASTOS DE CAPITAL	**38.356.788**
INVERSIÓN REAL DIRECTA	38.356.788
Formación bruta de capital fijo	38.356.788
Maquinaria, equipos y otros bienes muebles	16.597.910
Construcciones de bienes de dominio privado	21.758.878
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0932

Instituto Nacional de los Espacios Acuáticos (INEA)

INSTITUTO NACIONAL DE LOS ESPACIOS ACUÁTICOS (INEA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Nacional de los Espacios Acuáticos fue creado mediante Decreto 1.437 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 37.290, del 25 de septiembre del año 2001, posteriormente, el 20 de diciembre de 2002 se publicó en la Gaceta Oficial No.37.596; su reforma parcial, con personalidad jurídica y patrimonio propio. Es el ente que ejerce la autoridad, administración y regulación de las actividades que se despliegan en los espacios acuáticos, a fin de lograr el desarrollo integral del área, ofrecer calidad en los servicios que se prestan a la población usuaria; preservar la vida humana y el ambiente, así como contribuir con la integridad territorial. Todo ello fundamentado en los principios socialistas donde prevalece la responsabilidad y la solidaridad social que guían la formación del nuevo ciudadano.

El INEA estimó para la formulación del proyecto de presupuesto 2013, impulsar el sector acuático destinando recursos para fortalecer los gastos e inversiones destinados a reactivar la flota de remolcadores y las reparaciones menores y mayores de la Infraestructura física del Instituto enmarcado en las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista 2007 – 2013 y en las políticas del transporte acuático referidas en el Plan Sectorial del Ministerio del Poder Popular para Transporte Acuático y Aéreo.

Para el año 2013, la Institución tiene previsto la ejecución de los siguientes proyectos:

- Construcción, Conservación, Mejoras y Funcionamiento de las Capitanías de Puerto y Delegaciones del INEA, con el fin de rectificar, modernizar, mejorar y construir las Capitanías de Puerto y Delegaciones de la Institución para su buen funcionamiento y mejorar la calidad del servicio.

- Consolidación de la Plataforma Tecnológica y de Telecomunicaciones del INEA, con el fin de fortalecer el funcionamiento del sector acuático actualizando y dotando el hardware y software, a través de la modernización tecnológica y del mejoramiento de la calidad en la prestación del servicio.

- Afianzar el Sistema de Recaudación de INEA, con el fin de llevar un control y seguimiento de los ingresos del sistema de recaudación, mediante la formación de fiscales.

- Fortalecer el Desarrollo de la Infraestructura, Equipos y Capacitación de Sector Acuático, a través del Fondo de Desarrollo Acuático- FONDA, con el fin de garantizar la capacitación del talento humano del sector, fortalecer el desarrollo de la infraestructura y otras actividades que promuevan el desarrollo del sector acuático.

- Gestión Sustentable y Protección de las Orillas, Márgenes y Riveras de Mar, Lagos, Ríos y Porciones Navegables, con el fin de generar acciones sustentables que financien estudios, proyectos, adquisición de equipos y actividades que promuevan la conservación y protección de márgenes y riveras de mar, lagos, ríos y porciones navegables.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**511.450.877**
INGRESOS CORRIENTES ORDINARIOS	511.450.877
INGRESOS NO TRIBUTARIOS	494.947.573
Tasas	402.093.085
Ingresos por contribuciones especiales	92.854.488
INGRESOS DE OPERACIÓN	4.103.529
Otros ingresos de operación	4.103.529
INGRESOS DE LA PROPIEDAD	12.399.775
Intereses	3.000.500
Intereses internos	3.000.500
Intereses por depósitos	3.000.500
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	9.399.275
Concesiones de bienes y servicios	9.399.275
INGRESOS DE CAPITAL	**10.060.000**
RECURSOS PROPIOS DE CAPITAL	10.060.000
Incremento de la depreciación y amortización acumuladas	10.060.000
FUENTES DE FINANCIAMIENTO	**394.461.423**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	200.854.474
Disminución de otros activos financieros	200.854.474
Disminución de disponibilidades	130.929.174
Disminución de bancos	120.929.174
Disminución de inversiones temporales	10.000.000
Disminución de cuentas por cobrar a corto plazo	45.950.000
Disminución de cuentas comerciales por cobrar a corto plazo	42.200.000
Disminución de otras cuentas por cobrar a corto plazo	3.750.000
Disminución de fondos en avance, en anticipo y en fideicomiso	23.975.300
Disminución de anticipos a proveedores	4.100.300
Disminución de anticipos a contratistas por contratos a corto plazo	19.875.000
INCREMENTO DE PASIVOS	193.606.949
Incremento de cuentas y efectos por pagar	700.000
Incremento de cuentas y efectos por pagar a corto plazo	700.000
Incremento de aportes patronales y retenciones laborales por pagar	700.000
Seguros Sociales (IVSS)	252.000
Incremento de aportes patronales y retenciones Laborales por pagar al fondo de jubilaciones	75.000
Incremento de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	22.000
Incremento de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	55.300
Incremento de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	219.700
Incremento de aportes patronales y retenciones laborales por pagar a caja de ahorros	76.000
Incremento de otros pasivos	192.906.949
Incremento de pasivos diferidos a corto plazo	192.906.949
TOTAL RECURSOS	**915.972.300**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**588.228.722**
GASTOS DE CONSUMO	580.664.222
Remuneraciones	357.408.900
Sueldos, salarios y otras retribuciones	106.114.120
Beneficios y complementos de sueldos y salarios	111.296.160
Aportes patronales	19.505.140
Prestaciones sociales y otras indemnizaciones	37.910.590
Asistencia socioeconómica	82.582.890
Compra de bienes y servicios	213.195.322
Bienes de consumo	32.433.514
Servicios no personales	180.761.808
Depreciación y amortización	10.060.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.564.500
Al sector privado	5.264.500
Transferencias corrientes al sector privado	2.754.400
Directas a personas	2.654.400
Pensiones y otros beneficios asociados	712.770
Jubilaciones y otros beneficios asociados	1.941.630
A empresas privadas	100.000
Donaciones corrientes al sector privado	2.510.100
Donaciones a personas	1.110.100
Donaciones a instituciones sin fines de lucro	1.400.000
Al sector público	1.100.000
Transferencias corrientes al sector público	400.000
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	200.000
A instituciones de protección social	200.000
Donaciones corrientes al sector público	700.000
A los entes descentralizados sin fines empresariales	500.000
A instituciones de protección social	200.000
Al sector externo	1.200.000
Transferencias corrientes al exterior	500.000
Becas de capacitación e investigación en el exterior	500.000
Donaciones corrientes al exterior a organismos internacionales	700.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS DE CAPITAL	**324.043.578**
INVERSIÓN REAL DIRECTA	319.643.578
Formación bruta de capital fijo	319.643.578
Edificios e instalaciones	42.154.557
Maquinaria, equipos y otros bienes muebles	176.786.100
Bienes preexistentes	64.047.315
Construcciones de bienes de dominio privado	17.087.306
Construcciones de bienes de dominio público	19.568.300
TRANSFERENCIAS Y DONACIONES DE CAPITAL	4.400.000
Al sector privado	3.300.000
Donaciones de capital al sector privado	3.300.000
A instituciones sin fines de lucro	3.300.000
Al sector público	1.100.000
Transferencias de capital al sector público	1.100.000
A los entes descentralizados sin fines empresariales	1.100.000
APLICACIONES FINANCIERAS	**3.700.000**
DISMINUCIÓN DE PASIVOS	3.700.000
Disminución de cuentas y efectos por pagar	2.700.000
Disminución de cuentas y efectos por pagar a corto plazo	2.700.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.200.000
Disminución cuentas por pagar a proveedores a corto plazo	1.500.000
Disminución de otros pasivos	1.000.000
Disminución de fondos de terceros	1.000.000
Disminución de otros fondos de terceros	1.000.000
TOTAL GASTOS	**915.972.300**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118632	Construcción, conservación, mejoras y funcionamiento de las Capitanías de Puerto y Delegaciones del INEA.	Unidad Fortalecida			50	381.383.600				381.383.600
118633	Gestión sustentable y protección de las orillas, márgenes y riveras de mar, lagos, ríos y porciones navegables	Actividad de Difusión y Fortalecimiento Realizada			94	7.587.600				7.587.600
118634	Consolidación de la Plataforma Tecnológica y de Telecomunicaciones del INEA.	Plataforma Tecnológica			1	27.981.230				27.981.230
118647	Afianzar el Sistema de Gestión de Recaudación del INEA	Unidad Fortalecida			18	4.399.000				4.399.000
118649	Fortalecer el desarrollo de la infraestructura, equipos y capacitación del Sector Acuático a través del Fondo de Desarrollo Acuático - FONDA	Financiamiento			462	316.819.500				316.819.500
TOTAL						**738.170.930**				**738.170.930**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	106.733.330				106.733.330
02	Gestión Administrativa	67.898.640				67.898.640
03	Previsión y Protección Social	2.654.400				2.654.400
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	515.000				515.000
	TOTAL	177.801.370				177.801.370

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**66**	**105**	**41**	**212**	**20.031.300**		**20.031.300**
Alto Nivel y de Dirección		1		1	148.620		148.620
Directivo	62	86	41	189	19.180.070		19.180.070
Obrero	4	18		22	702.610		702.610
Personal Contratado	**388**	**565**		**953**	**46.649.620**		**46.649.620**
Directivo		1		1	116.560		116.560
Profesional y Técnico	266	343		609	34.327.390		34.327.390
Personal Administrativo	122	221		343	12.205.670		12.205.670
TOTAL	**454**	**670**	**41**	**1.165**	**66.680.920**		**66.680.920**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**3**	**5**	**8**	**712.770**
Empleados	3	5	8	712.770
Jubilados	**10**	**8**	**18**	**1.941.630**
Alto Nivel y de Dirección	2	3	5	705.900
Empleados	8	5	13	1.235.730
TOTAL	**13**	**13**	**26**	**2.654.400**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de Personal	357.408.900
4.02	Materiales, Suministros y Mercancías	32.433.514
4.03	Servicios No Personales	180.761.808
4.04	Activos Reales	319.643.578
4.07	Transferencias y Donaciones	11.964.500
4.08	Otros Gastos	10.060.000
4.11	Disminución de Pasivos	3.700.000
	TOTAL	**915.972.300**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**511.450.877**
INGRESOS CORRIENTES ORDINARIOS	511.450.877
INGRESOS NO TRIBUTARIOS	494.947.573
Tasas	402.093.085
Ingresos por contribuciones especiales	92.854.488
INGRESOS DE OPERACIÓN	4.103.529
Otros ingresos de operación	4.103.529
INGRESOS DE LA PROPIEDAD	12.399.775
Intereses	3.000.500
Intereses internos	3.000.500
Intereses por depósitos	3.000.500
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	9.399.275
Concesiones de bienes y servicios	9.399.275
1.2 GASTOS CORRIENTES	**588.228.722**
GASTOS DE CONSUMO	580.664.222
Remuneraciones	357.408.900
Sueldos, salarios y otras retribuciones	106.114.120
Beneficios y complementos de sueldos y salarios	111.296.160
Aportes patronales	19.505.140
Prestaciones sociales y otras indemnizaciones	37.910.590
Asistencia socioeconómica	82.582.890
Compra de bienes y servicios	213.195.322
Bienes de consumo	32.433.514
Servicios no personales	180.761.808
Depreciación y amortización	10.060.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.564.500
Al sector privado	5.264.500
Transferencias corrientes al sector privado	2.754.400
Directas a personas	2.654.400
Pensiones y otros beneficios asociados	712.770
Jubilaciones y otros beneficios asociados	1.941.630
A empresas privadas	100.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Donaciones corrientes al sector privado	2.510.100
Donaciones a personas	1.110.100
Donaciones a instituciones sin fines de lucro	1.400.000
Al sector público	1.100.000
Transferencias corrientes al sector público	400.000
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	200.000
A instituciones de protección social	200.000
Donaciones corrientes al sector público	700.000
A los entes descentralizados sin fines empresariales	500.000
A instituciones de protección social	200.000
Al sector externo	1.200.000
Transferencias corrientes al exterior	500.000
Becas de capacitación e investigación en el exterior	500.000
Donaciones corrientes al exterior	700.000
A organismos internacionales	700.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : DESAHORRO	**76.777.845**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(66.717.845)**
RECURSOS PROPIOS DE CAPITAL	(66.717.845)
Desahorro en cuenta corriente	(76.777.845)
Incremento de la depreciación y amortización acumuladas	10.060.000
2.2 GASTOS DE CAPITAL	**324.043.578**
INVERSIÓN REAL DIRECTA	319.643.578
Formación bruta de capital fijo	319.643.578
Edificios e instalaciones	42.154.557
Maquinaria, equipos y otros bienes muebles	176.786.100
Bienes preexistentes	64.047.315
Construcciones de bienes de dominio privado	17.087.306
Construcciones de bienes de dominio público	19.568.300

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
TRANSFERENCIAS Y DONACIONES DE CAPITAL	4.400.000
Al sector privado	3.300.000
Donaciones de capital al sector privado	3.300.000
A instituciones sin fines de lucro	3.300.000
Al sector público	1.100.000
Transferencias de capital al sector público	1.100.000
A los entes descentralizados sin fines empresariales	1.100.000
2.3 RESULTADO FINANCIERO : DÉFICIT	**390.761.423**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**394.461.423**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	200.854.474
Disminución de otros activos financieros	200.854.474
Disminución de disponibilidades	130.929.174
Disminución de bancos	120.929.174
Disminución de inversiones temporales	10.000.000
Disminución de cuentas por cobrar a corto plazo	45.950.000
Disminución de cuentas comerciales por cobrar a corto plazo	42.200.000
Disminución de otras cuentas por cobrar a corto plazo	3.750.000
Disminución de fondos en avance, en anticipo y en fideicomiso	23.975.300
Disminución de anticipos a proveedores	4.100.300
Disminución de anticipos a contratistas por contratos a corto plazo	19.875.000
INCREMENTO DE PASIVOS	193.606.949
Incremento de cuentas y efectos por pagar	700.000
Incremento de cuentas y efectos por pagar a corto plazo	700.000
Incremento de aportes patronales y retenciones laborales por pagar	700.000
Incremento de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	252.000
Incremento de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	75.000
Incremento de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	22.000
Incremento de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	55.300

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Incremento de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	219.700
Incremento de aportes patronales y retenciones laborales por pagar a caja de ahorros	76.000
Incremento de otros pasivos	192.906.949
Incremento de pasivos diferidos a corto plazo	192.906.949
3.2 APLICACIONES FINANCIERAS	**394.461.423**
DISMINUCIÓN DE PASIVOS	3.700.000
Disminución de cuentas y efectos por pagar	2.700.000
Disminución de cuentas y efectos por pagar a corto plazo	2.700.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.200.000
Disminución cuentas por pagar a proveedores a corto plazo	1.500.000
Disminución de otros pasivos	1.000.000
Disminución de fondos de terceros	1.000.000
Disminución de otros fondos de terceros	1.000.000
DÉFICIT FINANCIERO	390.761.423

A0939

Instituto Nacional de Aeronáutica Civil (INAC)

INSTITUTO NACIONAL DE AERONÁUTICA CIVIL (INAC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Nacional de Aviación Civil, fue creado mediante Decreto N° 1.446 con Fuerza de Ley de Aviación Civil de fecha 18-09-2001, publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 37.293 del 28-09-2001; y a partir de la publicación en Gaceta Oficial de la República Bolivariana de Venezuela N° 38.333 de fecha 12-12-2005, se denomina Instituto Nacional de Aeronáutica Civil (INAC), ente autónomo, de naturaleza técnica, dotado de personalidad jurídica y patrimonio propio e independiente del Tesoro Nacional, con autonomía técnica, financiera, organizativa y administrativa, teniendo como competencia la regulación, formulación y seguimiento de políticas, planificación y realización de las actividades del Ejecutivo Nacional, en materia de aviación civil, como autoridad aeronáutica de la República Bolivariana de Venezuela.

El Instituto, a fin de cumplir con las competencias necesarias para la regulación, planificación, promoción, desarrollo, protección y vigilancia de aeronáutica civil, en todo el Territorio Nacional, en coordinación con las directrices que le dicta el Ministerio del Poder Popular para Transporte Acuático y Aéreo, se ha planteado desarrollar para el ejercicio fiscal 2013, los siguientes proyectos:

- Fortalecimiento de la Seguridad Aeronáutica V: Se optimizarán los niveles de seguridad en un 100% dentro del Sistema Aeronáutico Nacional, de acuerdo a lo establecido en las normas y métodos recomendados por la Organización de Aviación Civil Internacional (OACI).

- Optimización de la Gestión de los Servicios para la Navegación Aérea V: Mediante este proyecto se garantizará el establecimiento de condiciones seguras para la navegación aérea a través de acciones que permitan una óptima operatividad de la infraestructura aeronáutica con el objetivo de ofrecer un servicio de tránsito aéreo confiable y seguro.

La política presupuestaria que enmarca el Presupuesto de Gastos del Instituto Nacional de Aeronáutica Civil (INAC) para el Ejercicio Fiscal 2013, está vinculada con los Lineamientos Generales del Plan de Desarrollo Económico y Social de la Nación, los objetivos de la Nueva Etapa de la Revolución Bolivariana, el Proyecto Nacional Simón Bolívar, Primer Plan Socialista (PPS) 2007 – 2013 y a las políticas aprobadas por el Ejecutivo Nacional, para ello éste Instituto tiene previsto lo siguiente:

- Implementar el programa de seguridad de estado, para lograr una cultura organizacional que fomente practicas seguras, promueva la comunicación efectiva y establezca un marco normativo basado en el desempeño de la seguridad operacional.

- Mantener actualizados y en óptimas condiciones, los sistemas de radio ayudas y equipos a la navegación aérea.

- Formación de pilotos civiles INAC y militares de acuerdo al convenio bilateral.

- Garantizar el establecimiento de condiciones seguras para la navegación aérea a través de acciones que permitan una óptima operatividad de la infraestructura aeronáutica.

- Garantizar el estricto cumplimiento de los estándares de seguridad aeronáutica vigente establecidos en el ordenamiento jurídico.

- Formación del personal técnico aeronáutico INAC, que laboran en los aeropuertos en apoyo a las operaciones en tierra y militar.

- Ofrecer atención oportuna y eficiente de los Servicios de Búsqueda y Salvamento y Bomberos Aeronáuticos.

- Garantizar el rescate de vidas humanas en eventos aéreos.

- Mitigar los riesgos que atentan sobre el sistema aeronáutico.

- Fomentar los planes de desarrollo para el sector aeronáutico, propiciando los proyectos de modernización de servicios e infraestructura aeroportuaria, sistemas de navegación aérea y salvamento.

- Desarrollar los sistemas de inspección y certificación de los entes que comprenden la aeronáutica civil.

- Fortalecer el proceso de desconcentración hacia las regiones, lo cual permitirá ejercer la autoridad aeronáutica con mayor efectividad, realizar un mejor control y optimizar la seguridad en las regiones.

- Optimizar los servicios de navegación aérea y garantizar un alto nivel de calidad en la prestación de los mismos.

- Automatizar el parque aeronáutico nacional y garantizar el registro licito de las aeronaves del país, así como ofrecer información precisa y oportuna en la materia.

- Mantener y mejorar los beneficios socioeconómicos otorgados a los trabajadores.

- Implementar el Sistema de Evaluaciones del desempeño como indicador de gestión del funcionamiento de las diferentes Gerencias para justificar las necesidades del personal y el factor de incentivo.

- Restringir el ingreso de personal contratado para el año 2013 y así dar cumplimiento al régimen de personal del INAC y los lineamientos del Ejecutivo Nacional.

- Participar en eventos internacionales relacionados con la materia aeronáutica, apoyando los procesos de integración para la solución de problemas en el sector.

Será prioridad en el ámbito de la gestión humana dentro del Instituto Nacional de Aeronáutica Civil (INAC), la continuidad y establecimiento de nuevos cursos de mejoramiento profesional y desarrollo de aptitudes de cada individuo que labora en el Instituto, con el fin de optimizar los procesos que dan vida y razón de ser a este Organismo.

Entre otros aspectos, se fomentará la participación ciudadana a nivel nacional, a través de la prestación de servicios sociales y actividades dirigidas a las comunidades más vulnerables, así como atender oportunamente las peticiones de los funcionarios y personas extemas, así como también, se brindará bienestar integral a cada ciudadano albergado en refugios dependientes del Ente.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**781.000.000**
INGRESOS CORRIENTES ORDINARIOS	781.000.000
INGRESOS NO TRIBUTARIOS	207.558.169
Tasas	207.558.169
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	564.919.494
Venta de otros bienes y servicios	564.919.494
INGRESOS DE OPERACIÓN	266.658
Otros ingresos de operación	266.658
INGRESOS DE LA PROPIEDAD	3.247.703
Intereses	3.247.703
Intereses internos	3.247.703
Intereses por depósitos	3.247.703
OTROS INGRESOS	5.007.976
Otros ingresos ordinarios	5.007.976
INGRESOS DE CAPITAL	**36.321.785**
RECURSOS PROPIOS DE CAPITAL	36.321.785
Incremento de la depreciación y amortización acumuladas	36.321.785
FUENTES DE FINANCIAMIENTO	**76.105.595**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	76.105.595
Disminución de otros activos financieros	76.105.595
Disminución de disponibilidades	16.105.595
Disminución de bancos	16.105.595
Disminución de cuentas por cobrar a corto plazo	60.000.000
Disminución de cuentas comerciales por cobrar a corto plazo	60.000.000
TOTAL RECURSOS	**893.427.380**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**812.475.723**
GASTOS DE CONSUMO	799.966.835
Remuneraciones	493.013.322
Sueldos, salarios y otras retribuciones	84.612.923
Beneficios y complementos de sueldos y salarios	188.713.099
Aportes patronales	27.458.823
Prestaciones sociales y otras indemnizaciones	47.576.016
Asistencia socioeconómica	139.321.075
Otros gastos de personal	5.331.386
Compra de bienes y servicios	239.453.479
Bienes de consumo	54.593.208
Servicios no personales	184.860.271
Impuestos indirectos	31.178.249
Depreciación y amortización	36.321.785
TRANSFERENCIAS Y DONACIONES CORRIENTES	12.508.888
Al sector privado	5.983.798
Transferencias corrientes al sector privado	4.983.798
Directas a personas	4.983.798
Pensiones y otros beneficios asociados	970.342
Jubilaciones y otros beneficios asociados	3.173.456
Otras transferencias directas a personas	840.000
Donaciones corrientes al sector privado	1.000.000
Donaciones a personas	1.000.000
Al sector público	2.001.915
Transferencias corrientes al sector público	2.001.915
A la República	2.001.915
Al sector externo	4.523.175
Donaciones corrientes al exterior	4.523.175
A organismos internacionales	4.523.175
GASTOS DE CAPITAL	**75.058.667**
INVERSIÓN REAL DIRECTA	75.058.667
Formación bruta de capital fijo	65.813.947
Edificios e instalaciones	65.563.947
Maquinaria, equipos y otros bienes muebles	250.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Bienes intangibles	9.244.720
APLICACIONES FINANCIERAS	**5.892.990**
DISMINUCIÓN DE PASIVOS	5.892.990
Disminución de cuentas y efectos por pagar	5.892.990
Disminución de cuentas y efectos por pagar a corto plazo	1.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000.000
Disminución de otras cuentas y efectos por pagar	4.892.990
Disminución de otras cuentas por pagar a corto plazo	4.892.990
TOTAL GASTOS	**893.427.380**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118398	Fortalecimiento de la Seguridad Aeronáutica V.	Inspección			1.779	27.601.447				27.601.447
118399	Optimización de la Gestión de los Servicios para la Navegación Aérea V.	Mantenimiento			54.408	155.229.825				155.229.825
TOTAL						182.831.272				182.831.272

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras.	500.483.322				500.483.322
02	Gestión Administrativa.	200.452.053				200.452.053
03	Previsión y Protección Social.	4.983.798				4.983.798
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres.	4.676.935				4.676.935
TOTAL		**710.596.108**				**710.596.108**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**756**	**1.027**	**61**	**1.844**	**75.590.410**	**5.331.386**	**80.921.796**
Directivo	32	28		60	3.631.370		3.631.370
Profesional y Técnico	641	837	59	1.537	64.258.568	4.626.858	68.885.426
Personal Administrativo	61	41		102	3.179.952	295.331	3.475.283
Obrero	22	121	2	145	4.520.520	409.197	4.929.717
Personal Contratado	**53**	**61**	**6**	**120**	**9.022.513**		**9.022.513**
Profesional y Técnico	35	42		77	5.789.446		5.789.446
Personal Administrativo	18	19	6	43	3.233.067		3.233.067
TOTAL	**809**	**1.088**	**67**	**1.964**	**84.612.923**	**5.331.386**	**89.944.309**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de Personal	493.013.322
4.02	Materiales, Suministros y Mercancías	54.593.208
4.03	Servicios No Personales	216.038.520
4.04	Activos Reales	75.058.667
4.07	Transferencias y Donaciones	12.508.888
4.08	Otros Gastos	36.321.785
4.11	Disminución de Pasivos	5.892.990
	TOTAL	**893.427.380**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**781.000.000**
INGRESOS CORRIENTES ORDINARIOS	781.000.000
INGRESOS NO TRIBUTARIOS	207.558.169
Tasas	207.558.169
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	564.919.494
Venta de otros bienes y servicios	564.919.494
INGRESOS DE OPERACIÓN	266.658
Otros ingresos de operación	266.658
INGRESOS DE LA PROPIEDAD	3.247.703
Intereses	3.247.703
Intereses internos	3.247.703
Intereses por depósitos	3.247.703
OTROS INGRESOS	5.007.976
Otros ingresos ordinarios	5.007.976
1.2 GASTOS CORRIENTES	**812.475.723**
GASTOS DE CONSUMO	799.966.835
Remuneraciones	493.013.322
Sueldos, salarios y otras retribuciones	84.612.923
Beneficios y complementos de sueldos y salarios	188.713.099
Aportes patronales	27.458.823
Prestaciones sociales y otras indemnizaciones	47.576.016
Asistencia socioeconómica	139.321.075
Otros gastos de personal	5.331.386
Compra de bienes y servicios	239.453.479
Bienes de consumo	54.593.208
Servicios no personales	184.860.271
Impuestos indirectos	31.178.249
Depreciación y amortización	36.321.785

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
TRANSFERENCIAS Y DONACIONES CORRIENTES	12.508.888
Al sector privado	5.983.798
Transferencias corrientes al sector privado	4.983.798
Directas a personas	4.983.798
Pensiones y otros beneficios asociados	970.342
Jubilaciones y otros beneficios asociados	3.173.456
Otras transferencias directas a personas	840.000
Donaciones corrientes al sector privado	1.000.000
Donaciones a personas	1.000.000
Al sector público	2.001.915
Transferencias corrientes al sector público	2.001.915
A la República	2.001.915
Al sector externo	4.523.175
Donaciones corrientes al exterior	4.523.175
A organismos internacionales	4.523.175
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**31.475.723**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.846.062**
RECURSOS PROPIOS DE CAPITAL	4.846.062
Desahorro en cuenta corriente	31.475.723
Incremento de la depreciación y amortización acumuladas	36.321.785
2.2 GASTOS DE CAPITAL	**75.058.667**
INVERSIÓN REAL DIRECTA	75.058.667
Formación bruta de capital fijo	65.813.947
Edificios e instalaciones	65.563.947
Maquinaria, equipos y otros bienes muebles	250.000
Bienes intangibles	9.244.720
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**70.212.605**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**76.105.595**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	76.105.595
Disminución de otros activos financieros	76.105.595
Disminución de disponibilidades	16.105.595
Disminución de bancos	16.105.595
Disminución de cuentas por cobrar a corto plazo	60.000.000
Disminución de cuentas comerciales por cobrar a corto plazo	60.000.000
3.2 APLICACIONES FINANCIERAS	**76.105.595**
DISMINUCIÓN DE PASIVOS	5.892.990
Disminución de cuentas y efectos por pagar	5.892.990
Disminución de cuentas y efectos por pagar a corto plazo	1.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000.000
Disminución de otras cuentas y efectos por pagar	4.892.990
Disminución de otras cuentas por pagar a corto plazo	4.892.990
DÉFICIT FINANCIERO	70.212.605

67
Ministerio del Poder Popular para Transporte Terrestre

Ministerio del Poder Popular para Transporte Terrestre

A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)
A0367 Fundación Laboratorio Nacional de Vialidad (FUNDALANAVIAL)
A0659 Instituto de Ferrocarriles del Estado (IFE)

A0330

Fundación Fondo Nacional de Transporte Urbano (FONTUR)

FUNDACIÓN FONDO NACIONAL DE TRANSPORTE URBANO (FONTUR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Fondo Nacional de Transporte Urbano (FONTUR), tiene como actividades principales planificar, dirigir, coordinar y supervisar la implementación del sistema del subsidio estudiantil en las diferentes localidades del Territorio Nacional, así como la promoción, fomento, apoyo y financiamiento de programas y proyectos orientados a mejorar la calidad y eficiencia del transporte urbano, a través del fortalecimiento institucional de los diferentes niveles del sector público, inversión física en obras, servicios y equipos relacionados con el mejoramiento del transporte urbano.

Su misión está orientada a promover la obtención del aporte financiero necesario para el desarrollo a escala nacional, de sistemas integrales y servicios para el transporte público en armonía con el medio ambiente, a fin de elevar la calidad de vida de los ciudadanos y el crecimiento de la Nación, optimizando los recursos técnicos y humanos, en concordancia con los lineamientos establecidos por el Ejecutivo Nacional.

Para llevar a cabo las directrices antes planteadas, el Ente debe cumplir con las políticas y normas requeridas por las Instituciones Nacionales (Ministerio del Poder Popular de Planificación y Finanzas, Oficina Nacional de Presupuesto, Ministerio del Poder Popular para Transporte Terrestre), entre otros.

En este sentido, para el Ejercicio Fiscal 2013, la política presupuestaria estará orientada al cumplimiento de las siguientes premisas:

- Atender las necesidades tanto de personal como de los materiales y equipos requeridos, a fin de mantener el control y ejecución de los recursos asignados, adaptados a la estructura organizativa y a las actividades previstas.
- Coordinar la ejecución de obras y mejoras físicas a la infraestructura vial, a través del Plan de Asfaltado de Vías.
- Garantizar el fortalecimiento institucional, con la asistencia técnica-financiera, capacitación de personal y dotación de equipos.
- Coordinar la ejecución del mantenimiento de las vías expresas del Área Metropolitana de Caracas.
- Apoyar financieramente el transporte masivo, así como la eficacia y la calidad en la operatividad del tránsito.
- Planificar, dirigir, coordinar y supervisar el desarrollo del subsidio al Pasaje Preferencial Estudiantil.
- Buscar la calidad del servicio de transporte público, a través del financiamiento de unidades, renovación y sustitución de taxis, con el fin de modernizar el parque automotor del país.
- Continuar con el rescate de la red vial principal, en coordinación con las autoridades regionales, mediante la rehabilitación y el mantenimiento de las carreteras, puentes y túneles.
- Administrar y operar las estaciones de peaje con los recursos provenientes de la actividad recaudadora de los mismos.
- Ejecutar el Programa de Emergencias en respuesta a las lluvias con recursos provenientes de la Ley Especial de Endeudamiento 2013, cuyo objetivo se centra en restaurar los servicios básicos afectados por las fuertes lluvias que causaron inundaciones y deslizamientos en varios estados del país.

Con el objeto de continuar la ejecución de los proyectos que adelanta el Ente, se reciben recursos del Ejecutivo Nacional, Petróleos de Venezuela (PDVSA) y el Fondo Conjunto Chino Venezolano, así como disponibilidades que coadyuvarán a su apalancamiento.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**506.347.556**
INGRESOS CORRIENTES ORDINARIOS	506.347.556
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	162.567.563
Venta de otros bienes y servicios	162.567.563
INGRESOS DE OPERACIÓN	32.675.438
Otros ingresos de operación	32.675.438
TRANSFERENCIAS CORRIENTES	311.104.555
Transferencias corrientes del sector público	311.104.555
Transferencias corrientes internas recibidas del sector público	311.104.555
De la República	39.058.527
Otras	272.046.028
INGRESOS DE CAPITAL	**27.194.400**
RECURSOS PROPIOS DE CAPITAL	1.394.400
Incremento de la depreciación y amortización acumuladas	1.394.400
TRANSFERENCIAS Y DONACIONES DE CAPITAL	25.800.000
Transferencias y donaciones de capital del sector público	25.800.000
Transferencias de capital recibidas del sector público	25.800.000
De la República	25.800.000
FUENTES DE FINANCIAMIENTO	**30.999.800**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	30.999.800
Disminución de otros activos financieros	30.999.800
Disminución de disponibilidades	30.999.800
Disminución de caja	30.999.800
TOTAL RECURSOS	**564.541.756**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**369.968.139**
GASTOS DE CONSUMO	282.766.200
Remuneraciones	169.669.922
Sueldos, salarios y otras retribuciones	54.652.645
Beneficios y complementos de sueldos y salarios	65.242.494
Aportes patronales	12.020.763
Otros gastos de personal	37.754.020
Compra de bienes y servicios	111.701.878
Bienes de consumo	29.811.153
Servicios no personales	81.890.725
Depreciación y amortización	1.394.400
TRANSFERENCIAS Y DONACIONES CORRIENTES	87.201.939
Al sector privado	87.201.939
Transferencias corrientes al sector privado	87.201.939
Otras transferencias corrientes internas al sector privado	87.201.939
GASTOS DE CAPITAL	**108.236.899**
INVERSIÓN REAL DIRECTA	108.236.899
Formación bruta de capital fijo	108.236.899
Edificios e instalaciones	108.236.899
APLICACIONES FINANCIERAS	**86.336.718**
INVERSIÓN FINANCIERA	76.041.034
Incremento de otros activos financieros	76.041.034
Incremento de otras cuentas por cobrar a corto plazo	76.041.034
DISMINUCIÓN DE PASIVOS	10.295.684
Disminución de cuentas y efectos por pagar	10.295.684
Disminución de cuentas y efectos por pagar a corto plazo	10.295.684
Disminución de sueldos, salarios y otras remuneraciones por pagar	8.150.433
Disminución cuentas por pagar a proveedores a corto plazo	2.145.251
TOTAL GASTOS	**564.541.756**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
118641	Administración y mantenimiento de peajes a nivel nacional	Estación			20	119.683.297				119.683.297
118645	Pasaje preferencial estudiantil	Beneficiario	2.341.988	2.341.988	4.683.976				136.320.000	136.320.000
118686	Transporte masivo	Convenio			7				8.482.877	8.482.877
118705	Renovación de flota de transporte público	Vehículo			125	30.140.121			85.846.713	115.986.834
118725	Fortalecimiento institucional	Curso			8	62.640				62.640
118849	Mantenimiento de vías expresas a nivel nacional	Kilómetro			2.415				6.446.986	6.446.986
118893	Gestión y conservación de la red vial principal (Vial III)	Kilómetro			10	1.000.000				1.000.000
118928	Rehabilitación y mantenimiento de la infraestructura vial urbana	Metro Cuadrado			5.560				34.949.452	34.949.452
119571	Programa de emergencias en respuesta a las lluvias	Obra			12		25.800.000			25.800.000
TOTAL						**150.886.058**	**25.800.000**		**272.046.028**	**448.732.086**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	62.118.612	39.058.527			101.177.139
02	Gestión Administrativa	12.509.269				12.509.269
03	Previsión y Protección Social	2.123.262				2.123.262
	TOTAL	**76.751.143**	**39.058.527**			**115.809.670**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**322**	**262**	**73**	**657**	**14.300.000**		**14.300.000**
Directivo	9	11		20	462.080		462.080
Profesional y Técnico	199	126	36	361	7.452.400		7.452.400
Personal Administrativo	114	125	37	276	6.385.520		6.385.520
Personal Contratado	**1.059**	**1.146**		**2.205**	**23.300.000**		**23.300.000**
Profesional y Técnico	326	188		514	6.215.400		6.215.400
Personal Administrativo	733	958		1.691	17.084.600		17.084.600
TOTAL	**1.381**	**1.408**	**73**	**2.862**	**37.600.000**		**37.600.000**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**4**	**15**	**19**	**350.338**
Empleados	4	15	19	350.338
Jubilados	**20**	**9**	**29**	**1.772.924**
Empleados	20	9	29	1.772.924
TOTAL	**24**	**24**	**48**	**2.123.262**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de Personal	169.669.922
4.02	Materiales, Suministros y Mercancías	29.811.153
4.03	Servicios No Personales	81.890.725
4.04	Activos Reales	108.236.899
4.05	Activos Financieros	76.041.034
4.07	Transferencias y Donaciones	87.201.939
4.08	Otros Gastos	1.394.400
4.11	Disminución de Pasivos	10.295.684
	TOTAL	**564.541.756**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**506.347.556**
INGRESOS CORRIENTES ORDINARIOS	506.347.556
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	162.567.563
Venta de otros bienes y servicios	162.567.563
INGRESOS DE OPERACIÓN	32.675.438
Otros ingresos de operación	32.675.438
TRANSFERENCIAS CORRIENTES	311.104.555
Transferencias corrientes del sector público	311.104.555
Transferencias corrientes internas recibidas del sector público	311.104.555
De la República	39.058.527
Ministerio del Poder Popular para Transporte Terrestre	39.058.527
Gastos de Funcionamiento	39.058.527
Recursos Ordinarios	39.058.527
Otras	272.046.028
1.2 GASTOS CORRIENTES	**369.968.139**
GASTOS DE CONSUMO	282.766.200
Remuneraciones	169.669.922
Sueldos, salarios y otras retribuciones	54.652.645
Beneficios y complementos de sueldos y salarios	65.242.494
Aportes patronales	12.020.763
Otros gastos de personal	37.754.020
Compra de bienes y servicios	111.701.878
Bienes de consumo	29.811.153
Servicios no personales	81.890.725
Depreciación y amortización	1.394.400
TRANSFERENCIAS Y DONACIONES CORRIENTES	87.201.939
Al sector privado	87.201.939
Transferencias corrientes al sector privado	87.201.939
Otras transferencias corrientes internas al sector privado	87.201.939
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**136.379.417**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**163.573.817**
RECURSOS PROPIOS DE CAPITAL	137.773.817
Ahorro/ Desahorro en cuenta corriente	136.379.417
Incremento de la depreciación y amortización acumuladas	1.394.400
TRANSFERENCIAS Y DONACIONES DE CAPITAL	25.800.000
Transferencias y donaciones de capital del sector público	25.800.000
Transferencias de capital recibidas del sector público	25.800.000
De la República	25.800.000
Ministerio del Poder Popular para Transporte Terrestre	25.800.000
Ley Especial de Endeudamiento	25.800.000
Programa de Emergencia en Respuesta a las Lluvias en la República Bolivariana de Venezuela	25.800.000
2.2 GASTOS DE CAPITAL	**108.236.899**
INVERSIÓN REAL DIRECTA	108.236.899
Formación bruta de capital fijo	108.236.899
Edificios e instalaciones	108.236.899
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**55.336.918**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**86.336.718**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	30.999.800
Disminución de otros activos financieros	30.999.800
Disminución de disponibilidades	30.999.800
Disminución de caja	30.999.800
SUPERÁVIT FINANCIERO	55.336.918
3.2 APLICACIONES FINANCIERAS	**86.336.718**
INVERSIÓN FINANCIERA	76.041.034
Incremento de otros activos financieros	76.041.034
Incremento de otras cuentas por cobrar a corto plazo	76.041.034
DISMINUCIÓN DE PASIVOS	10.295.684
Disminución de cuentas y efectos por pagar	10.295.684
Disminución de cuentas y efectos por pagar a corto plazo	10.295.684

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de sueldos, salarios y otras remuneraciones por pagar	8.150.433
Disminución cuentas por pagar a proveedores a corto plazo	2.145.251

A0367

Fundación Laboratorio Nacional de Vialidad (FUNDALANAVIAL)

FUNDACIÓN LABORATORIO NACIONAL DE VIALIDAD (FUNDALANAVIAL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Laboratorio Nacional de Vialidad FUNDALANAVIAL, tiene como política para el ejercicio económico financiero 2013, la distribución justa, oportuna y transparente de los recursos, enmarcados en las Líneas Estratégicas del Plan de Desarrollo Económico y Social de la Nación 2007-2013, previendo el fortalecimiento de la capacitación del recurso humano, así como el desarrollo armónico sustentable y eficiente del modelo productivo socialista, a través de la mejora continua de los servicios de inspección, aseguramiento del control de la calidad, asesoría e investigación en obras de Infraestructura, ensayos de laboratorios en las áreas de suelo, asfalto, concreto y metales, garantizando resultados confiables y la competitividad del personal, siempre comprometido con los estándares normativos de calidad, bajo el enfoque de la Norma ISO 9001 e ISO/IEC 17025.

A los fines de alcanzar las metas y objetivos propuestos para el año 2013, la institución, tiene previsto la ejecución de proyectos que garanticen la consecución de los mismos, entre los cuales se señalan:

- Fortalecimiento de la Superestructura Tecnológico - Logística
- Fortalecimiento de la Cultura de la Calidad en la Prestación de Servicios
- Laboratorio de Metales y Ensayos no Destructivos (END)
- Centro de Formación y Capacitación Socialista "Simón Rodríguez"
- Centro de Documentación y Divulgación Socialista "José Martí"

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**140.000.000**
INGRESOS CORRIENTES ORDINARIOS	140.000.000
INGRESOS DE OPERACIÓN	136.037.294
Otros ingresos de operación	136.037.294
TRANSFERENCIAS CORRIENTES	3.962.706
Transferencias corrientes del sector público	3.962.706
Transferencias corrientes internas recibidas del sector público	3.962.706
De la República	3.962.706
INGRESOS DE CAPITAL	**2.791.265**
RECURSOS PROPIOS DE CAPITAL	2.791.265
Incremento de la depreciación y amortización acumuladas	2.791.265
FUENTES DE FINANCIAMIENTO	**19.812.950**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	19.812.950
Disminución de otros activos financieros	19.812.950
Disminución de fondos en avance, en anticipo y en fideicomiso	19.812.950
Disminución de anticipos a proveedores	19.812.950
TOTAL RECURSOS	**162.604.215**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**137.714.215**
GASTOS DE CONSUMO	136.877.315
Remuneraciones	65.627.560
Sueldos, salarios y otras retribuciones	18.432.540
Beneficios y complementos de sueldos y salarios	27.676.488
Aportes patronales	2.327.696
Prestaciones sociales y otras indemnizaciones	3.100.709
Asistencia socioeconómica	14.090.127
Compra de bienes y servicios	68.458.490
Bienes de consumo	8.069.800
Servicios no personales	60.388.690
Depreciación y amortización	2.791.265
TRANSFERENCIAS Y DONACIONES CORRIENTES	836.900
Al sector privado	736.900
Transferencias corrientes al sector privado	86.900
Directas a personas	86.900
Pensiones y otros beneficios asociados	86.900
Donaciones corrientes al sector privado	650.000
Donaciones a personas	600.000
Donaciones a instituciones sin fines de lucro	50.000
Al sector público	100.000
Transferencias corrientes al sector público	100.000
A la República	100.000
GASTOS DE CAPITAL	**13.390.000**
INVERSIÓN REAL DIRECTA	13.390.000
Formación bruta de capital fijo	13.390.000
Edificios e instalaciones	4.000.000
Maquinaria, equipos y otros bienes muebles	9.390.000
APLICACIONES FINANCIERAS	**11.500.000**
DISMINUCIÓN DE PASIVOS	11.500.000
Disminución de cuentas y efectos por pagar	11.500.000
Disminución de cuentas y efectos por pagar a corto plazo	11.500.000
Disminución de aportes patronales y retenciones laborales por pagar	800.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	800.000
Disminución cuentas por pagar a proveedores a corto plazo	10.700.000
TOTAL GASTOS	162.604.215

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116715	Fortalecimiento de la Superestructura Tecnológico - Logística	Equipo			200	57.926.400				57.926.400
116730	Fortalecimiento de la Cultura de la Calidad en la Prestación de Servicios	Persona Capacitada	37	23	60	10.892.000				10.892.000
116741	Laboratorio de Metales y Ensayos no Destructivos (END)	Metro Cuadrado			250	4.480.000				4.480.000
116750	Centro de Formación y Capacitación Socialista "Simón Rodríguez"	Curso			120	3.713.290				3.713.290
116756	Centro de Documentación y Divulgación Socialista "José Martí"	Documento			1.100	2.032.000				2.032.000
TOTAL						**79.043.690**				**79.043.690**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras	54.754.454	3.962.706			58.717.160
02	Gestión Administrativa	24.756.465				24.756.465
03	Previsión y Protección Social	86.900				86.900
	TOTAL	**79.597.819**	**3.962.706**			**83.560.525**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**128**	**92**		**220**	**5.917.215**		**5.917.215**
Alto Nivel y de Dirección		1		1	77.172		77.172
Directivo	15	13		28	1.626.247		1.626.247
Profesional y Técnico	78	42		120	2.276.007		2.276.007
Personal Administrativo	35	36		71	1.937.789		1.937.789
Personal Contratado	**60**	**60**		**120**	**12.052.535**		**12.052.535**
Profesional y Técnico	40	33		73	6.219.753		6.219.753
Personal Administrativo	20	27		47	5.832.782		5.832.782
TOTAL	**188**	**152**		**340**	**17.969.750**		**17.969.750**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1**	**2**	**3**	**61.900**
Empleados	1	2	3	61.900
TOTAL	**1**	**2**	**3**	**61.900**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de Personal	65.627.560
4.02	Materiales, Suministros y Mercancías	8.069.800
4.03	Servicios No Personales	60.388.690
4.04	Activos Reales	13.390.000
4.07	Transferencias y Donaciones	836.900
4.08	Otros Gastos	2.791.265
4.11	Disminución de Pasivos	11.500.000
	TOTAL	**162.604.215**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**140.000.000**
INGRESOS CORRIENTES ORDINARIOS	140.000.000
INGRESOS DE OPERACIÓN	136.037.294
Otros ingresos de operación	136.037.294
TRANSFERENCIAS CORRIENTES	3.962.706
Transferencias corrientes del sector público	3.962.706
Transferencias corrientes internas recibidas del sector público	3.962.706
De la República	3.962.706
Ministerio del Poder Popular para Transporte Terrestre	3.962.706
Recursos Ordinarios	3.962.706
1.2 GASTOS CORRIENTES	**137.714.215**
GASTOS DE CONSUMO	136.877.315
Remuneraciones	65.627.560
Sueldos, salarios y otras retribuciones	18.432.540
Beneficios y complementos de sueldos y salarios	27.676.488
Aportes patronales	2.327.696
Prestaciones sociales y otras indemnizaciones	3.100.709
Asistencia socioeconómica	14.090.127
Compra de bienes y servicios	68.458.490
Bienes de consumo	8.069.800
Servicios no personales	60.388.690
Depreciación y amortización	2.791.265
TRANSFERENCIAS Y DONACIONES CORRIENTES	836.900
Al sector privado	736.900
Transferencias corrientes al sector privado	86.900
Directas a personas	86.900
Pensiones y otros beneficios asociados	86.900
Donaciones corrientes al sector privado	650.000
Donaciones a personas	600.000
Donaciones a instituciones sin fines de lucro	50.000
Al sector público	100.000
Transferencias corrientes al sector público	100.000
A la República	100.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.285.785**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.077.050**
RECURSOS PROPIOS DE CAPITAL	5.077.050
Ahorro en cuenta corriente	2.285.785
Incremento de la depreciación y amortización acumuladas	2.791.265
2.2 GASTOS DE CAPITAL	**13.390.000**
INVERSIÓN REAL DIRECTA	13.390.000
Formación bruta de capital fijo	13.390.000
Edificios e instalaciones	4.000.000
Maquinaria, equipos y otros bienes muebles	9.390.000
2.3 RESULTADO FINANCIERO : DÉFICIT	**8.312.950**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**19.812.950**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	19.812.950
Disminución de otros activos financieros	19.812.950
Disminución de fondos en avance, en anticipo y en fideicomiso	19.812.950
Disminución de anticipos a proveedores	19.812.950
3.2 APLICACIONES FINANCIERAS	**19.812.950**
DISMINUCIÓN DE PASIVOS	11.500.000
Disminución de cuentas y efectos por pagar	11.500.000
Disminución de cuentas y efectos por pagar a corto plazo	11.500.000
Disminución de aportes patronales y retenciones laborales por pagar	800.000
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	800.000
Disminución cuentas por pagar a proveedores a corto plazo	10.700.000
DÉFICIT FINANCIERO	8.312.950

A0659

Instituto de Ferrocarriles del Estado (IFE)

INSTITUTO DE FERROCARRILES DEL ESTADO (IFE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Para el año 2013, el Instituto de Ferrocarriles del Estado (IFE) siguiendo los lineamientos por el Ejecutivo Nacional, continuará desarrollando su perfil institucional bajo las premisas contenidas en el Plan de Desarrollo Económico y Social 2007-2013, apoyando su política presupuestaria en la Directriz Estratégica: "Nueva Geopolítica Nacional", la cual modifica la estructura socio-territorial de la Nación, persiguiendo la articulación interna del modelo productivo, desarrollando un nuevo modelo territorial desconcentrado, definido por ejes integradores y un ambiente sustentable. De esta manera se busca generar e interconectar nuevos polos de desarrollo, aprovechando para tal fin las ventajas comparativas y competitivas de cada uno de ellos creando una sinergia.

El aporte de la actividad ferroviaria será la interconexión de centros de desarrollo para impulsar la desconcentración territorial con el fin de generar poblaciones autosustentables.

De esta manera el Instituto de Ferrocarriles del Estado, continuará impulsando la ejecución del Plan Nacional de Desarrollo Ferroviario (PNDF), para dar cabal cumplimiento a los objetivos estratégicos de la Institución, por lo que se continuará la construcción de los Proyectos Ferroviarios que se vienen ejecutando en el marco de la puntualización del PNDF 2007-2015.

Asimismo, se incorpora el estudio y construcción de un tramo, el cual se redefinirá en su alcance en virtud de que su ejecución garantice concretar la interconexión en el eje ferroviario Central-Centro-Occidental y Centro Sur, garantizándole a la nación la posibilidad de ofrecer un corredor vial que facilite la exportación de productos abaratando costos a los productores.

En referencia a las Líneas que se encuentran prestando servicio comercial, el IFE ejecutará el mantenimiento de toda la infraestructura ferroviaria y de los servicios interrelacionados a la operación, de forma tal que preste un servicio de calidad, seguro, último y confiable. Igualmente avanzará en los trámites para la ampliación de la flota de material rodante con la que cuenta actualmente la línea Caracas - Tuy Medio, que se encuentra en operación (adquisición de nuevas unidades de transporte).

El IFE seguirá apoyando la gestión gubernamental, ofreciendo apoyos institucionales para que las familias que se vean afectadas por la construcción de los diferentes trazados ferroviarios, sean asistidas y puedan alcanzar sus objetivos de obtener una mejor calidad de vida.

En aras de de dar cumplimiento a las metas y objetivos trazados para el venidero año, el IFE plantea entre otros aspectos:

- Dar continuidad al proceso de construcción de cuatro (04) de los proyectos ferroviarios contenidos en el PNDF, a saber:
  - a) Sistema Central "Ezequiel Zamora", tramo Puerto Cabello - La Encrucijada.
  - b) Sistema Centro Sur, tramo San Juan de los Morros - San Fernando de Apure.
  - c) Sistema Centro Sur, tramo Chaguaramas – Cabruta
  - d) Sistema Eje Norte Llanero "Emilio Arévalo Cedeño", tramo Tinaco - Anaco.

- Rehabilitar el Sistema Centro - Occidental "Simón Bolívar", tramos Puerto Cabello - Barquisimeto - Yaritagua - Acarigua - Turín, así como el Parque Recreacional "Los Lagos - El Encanto".

- Garantizar la operación comercial del Sistema Centro - Occidental "Simón Bolívar", tramo Barquisimeto - Yaritagua y del Sistema Central "Ezequiel Zamora", tramo Caracas - Cúa, ejecutando directrices que satisfagan las diferentes necesidades de atención al usuario de manera eficiente, tanto en carga como en el transporte de pasajeros.
- Determinar el impacto social que genera el instituto y de esta manera poder aplicar políticas orientadas a atender a las poblaciones circundantes a las actividades constructivas, para ello se debe desarrollar un centro estadístico que genere datos para facilitar el proceso decisorio dentro del Instituto.

Es importante destacar que para que el IFE pueda alcanzar sus Objetivos Estratégicos y metas la asignación de recursos financieros debe garantizar la continúa ejecución del proceso constructivo enmarcado dentro de las directrices del Ejecutivo Nacional. Asimismo, requiere recursos financieros también para poder garantizar la seguridad en la operación comercial de los tramos que están prestando servicio, tanto en carga como en el traslado de pasajeros; así como reforzar la labor social que la Institución debe ofrecer a las comunidades cercanas a los trazados ferroviarios, mitigando los aspectos negativos que genera la construcción e involucrando a las comunidades en las diferentes fases de los proyectos como lo son, construcción, operación, mantenimiento y vigilancia del sistema de transporte.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**176.237.625**
INGRESOS CORRIENTES ORDINARIOS	176.237.625
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	72.300.000
Venta de otros bienes y servicios	72.300.000
INGRESOS DE LA PROPIEDAD	2.237.625
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	2.237.625
Alquileres	2.237.625
TRANSFERENCIAS CORRIENTES	100.000.000
Transferencias corrientes del sector público	100.000.000
Transferencias corrientes internas recibidas del sector público	100.000.000
De la República	100.000.000
OTROS INGRESOS	1.700.000
Otros ingresos ordinarios	1.700.000
INGRESOS DE CAPITAL	**1.907.921.780**
RECURSOS PROPIOS DE CAPITAL	4.740.550
Incremento de la depreciación y amortización acumuladas	4.740.550
TRANSFERENCIAS Y DONACIONES DE CAPITAL	1.903.181.230
Transferencias y donaciones de capital del sector público	1.903.181.230
Transferencias de capital recibidas del sector público	1.903.181.230
De la República	1.903.181.230
TOTAL RECURSOS	**2.084.159.405**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**160.555.167**
GASTOS DE CONSUMO	141.595.396
Remuneraciones	82.308.908
Sueldos, salarios y otras retribuciones	29.128.170
Beneficios y complementos de sueldos y salarios	39.699.121
Aportes patronales	552.360
Prestaciones sociales y otras indemnizaciones	5.279.081
Asistencia socioeconómica	7.650.176
Compra de bienes y servicios	54.545.938
Bienes de consumo	18.440.200
Servicios no personales	36.105.738
Depreciación y amortización	4.740.550
TRANSFERENCIAS Y DONACIONES CORRIENTES	18.959.771
Al sector privado	18.959.771
Transferencias corrientes al sector privado	18.959.771
Directas a personas	16.959.771
Pensiones y otros beneficios asociados	3.204.092
Jubilaciones y otros beneficios asociados	13.755.679
A instituciones sin fines de lucro	75.000
A empresas privadas	1.925.000
GASTOS DE CAPITAL	**1.923.604.238**
INVERSIÓN REAL DIRECTA	1.923.604.238
Formación bruta de capital fijo	1.923.574.238
Edificios e instalaciones	9.000.000
Maquinaria, equipos y otros bienes muebles	703.736.964
Construcciones de bienes de dominio público	1.210.837.274
Bienes intangibles	30.000
TOTAL GASTOS	**2.084.159.405**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
37766	Sistema Ferroviario Central "Ezequiel Zamora", Tramo Puerto Cabello - La Encrucijada	16-07-2002	31-12-2017		1.209.337.274			1.209.337.274
112797	Adquisición de Material Rodante y Ampliación de los Patios de Estacionamientos de la Línea Caracas-Cúa	02-01-2012	28-12-2014		693.843.956			693.843.956
	TOTAL				**1.903.181.230**			**1.903.181.230**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
37766	Sistema Ferroviario Central "Ezequiel Zamora", Tramo Puerto Cabello - La Encrucijada	Kilómetro			129		1.209.337.274			1.209.337.274
112797	Adquisición de Material Rodante y Ampliación de los Patios de Estacionamientos de la Línea Caracas-Cúa	Kilómetro			1		693.843.956			693.843.956
TOTAL							1.903.181.230			1.903.181.230

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras		82.308.908			82.308.908
02	Gestión Administrativa	80.978.175				80.978.175
03	Previsión y Protección Social		17.691.092			17.691.092
	TOTAL	**80.978.175**	**100.000.000**			**180.978.175**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**305**	**671**	**962**	**1.938**	**14.017.113**	**7.601**	**14.024.714**
Alto Nivel y de Dirección		1		1	40.680		40.680
Directivo	12	9		21	221.949		221.949
Profesional y Técnico	122	227	545	894	5.510.742	3.517	5.514.259
Personal Administrativo	70	215	329	614	4.408.594	2.345	4.410.939
Personal Médico	1	1	6	8	1.102.148		1.102.148
Obrero	100	218	82	400	2.733.000	1.739	2.734.739
Personal Contratado	**546**	**754**		**1.300**	**10.768.007**		**10.768.007**
Profesional y Técnico	546	754		1.300	10.768.007		10.768.007
TOTAL	**851**	**1.425**	**962**	**3.238**	**24.785.120**	**7.601**	**24.792.721**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**84**	**15**	**99**	**3.204.092**
Obreros	58	10	68	2.128.376
Empleados	26	5	31	1.075.716
Jubilados	**117**	**266**	**383**	**13.755.679**
Obreros	52	150	202	7.522.722
Empleados	65	116	181	6.232.957
TOTAL	**201**	**281**	**482**	**16.959.771**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de Personal	82.308.908
4.02	Materiales, Suministros y Mercancías	18.440.200
4.03	Servicios No Personales	36.105.738
4.04	Activos Reales	1.923.604.238
4.07	Transferencias y Donaciones	18.959.771
4.08	Otros Gastos	4.740.550
	TOTAL	**2.084.159.405**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**176.237.625**
INGRESOS CORRIENTES ORDINARIOS	176.237.625
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	72.300.000
Venta de otros bienes y servicios	72.300.000
INGRESOS DE LA PROPIEDAD	2.237.625
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	2.237.625
Alquileres	2.237.625
TRANSFERENCIAS CORRIENTES	100.000.000
Transferencias corrientes del sector público	100.000.000
Transferencias corrientes internas recibidas del sector público	100.000.000
De la República	100.000.000
Ministerio del Poder Popular para Transporte Terrestre	100.000.000
Recursos Ordinarios	100.000.000
OTROS INGRESOS	1.700.000
Otros ingresos ordinarios	1.700.000
1.2 GASTOS CORRIENTES	**160.555.167**
GASTOS DE CONSUMO	141.595.396
Remuneraciones	82.308.908
Sueldos, salarios y otras retribuciones	29.128.170
Beneficios y complementos de sueldos y salarios	39.699.121
Aportes patronales	552.360
Prestaciones sociales y otras indemnizaciones	5.279.081
Asistencia socioeconómica	7.650.176
Compra de bienes y servicios	54.545.938
Bienes de consumo	18.440.200
Servicios no personales	36.105.738
Depreciación y amortización	4.740.550

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
TRANSFERENCIAS Y DONACIONES CORRIENTES	18.959.771
Al sector privado	18.959.771
Transferencias corrientes al sector privado	18.959.771
Directas a personas	16.959.771
Pensiones y otros beneficios asociados	3.204.092
Jubilaciones y otros beneficios asociados	13.755.679
A instituciones sin fines de lucro	75.000
A empresas privadas	1.925.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**15.682.458**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.923.604.238**
RECURSOS PROPIOS DE CAPITAL	20.423.008
Ahorro en cuenta corriente	15.682.458
Incremento de la depreciación y amortización acumuladas	4.740.550
TRANSFERENCIAS Y DONACIONES DE CAPITAL	1.903.181.230
Transferencias y donaciones de capital del sector público	1.903.181.230
Transferencias de capital recibidas del sector público	1.903.181.230
De la República	
Ministerio del Poder Popular para Transporte Terrestre	1.903.181.230
Ley Especial de Endeudamiento	1.903.181.230
- Sistema Ferroviario Central "Ezequiel Zamora", Tramo Puerto Cabello-la Encrucijada	1.209.337.274
- Adquisición de Material Rodante y Ampliación de los Patios de Estacionamiento de la Línea Caracas-Cúa	693.843.956
2.2 GASTOS DE CAPITAL	**1.923.604.238**
INVERSIÓN REAL DIRECTA	1.923.604.238
Formación bruta de capital fijo	1.923.574.238
Edificios e instalaciones	9.000.000
Maquinaria, equipos y otros bienes muebles	703.736.964
Construcciones de bienes de dominio público	1.210.837.274
Bienes intangibles	30.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

68
Ministerio del Poder Popular de Industrias

Ministerio del Poder Popular de Industrias

A0024 Corporación Venezolana de Guayana (CVG)
A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)
A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)
A0927 Fondo Venezolano de Reconversión Industrial y Tecnológica (FONDOIN)

A0024

Corporación Venezolana de Guayana (CVG)

CORPORACIÓN VENEZOLANA DE GUAYANA (C.V.G.)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Corporación Venezolana de Guayana (CVG), adscrita al Ministerio del Poder Popular de Industrias (MPPI), creada mediante Decreto N° 430, de fecha 29 de diciembre de 1960, está orientada a cumplir con su rol planificador y promotor de un modelo de desarrollo integral, humanista y sustentable en coordinación con otras instituciones, a los fines de impulsar el nuevo modelo socio-productivo del país.

Con esta visión y en el marco de los lineamientos dictados por el Ejecutivo Nacional, la CVG, se ha convertido en la agencia de desarrollo regional, cuya responsabilidad se fundamenta en la promoción de inversiones; la planificación concertada del desarrollo y la coordinación interinstitucional de los agentes del territorio, este último, como elemento clave y necesario para la atracción de inversiones que le den coherencia a los esfuerzos que desde la región, acometen los distintos agentes territoriales, garantizando de esta manera, gobernabilidad mediante instrumentos de gestión compartida y facilitando los procesos para la realización de proyectos y programas que dinamicen el desarrollo de la Región Guayana.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Corporación en el año 2013, se estiman en Bs. 4.103.318.250, provenientes de las fuentes de financiamiento siguiente:

Recursos Propios:	**Bs.**	**3.671.686.659**
– Ingresos Propios	Bs.	2.442.252.248
– Disminución de la Inversión Financiera	Bs.	1.229.434.411
Aportes de la República:	**Bs.**	**391.631.591**
– Trasferencias Corrientes	Bs.	332.816.213
– Transferencias de Capital	Bs.	58.815.378
Otras Fuentes	**Bs.**	**40.000.000**
– Incremento de Pasivos	Bs.	40.000.000
Total	**Bs.**	**4.103.318.250**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en el Plan Operativo Anual para el ejercicio fiscal 2013, la Corporación presenta una estructura de gastos por Proyectos que demanda la cantidad de Ochocientos Cuarenta y Cuatro Millones Doscientos Siete Mil Setenta y Seis Bolívares (Bs. 844.207.076), y por Acciones Centralizadas, un monto de Tres Mil Doscientos Cincuenta y Nueve Millones Ciento Once Mil Ciento Setenta y Cuatro Bolívares (Bs.3.259.111.174); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de Personal	Bs.	907.946.842
– Materiales, Suministros y Mercancías	Bs.	49.666.799
– Servicios No Personales	Bs.	256.995.662
– Activos Reales	Bs.	806.202.588
– Activos Financieros	Bs.	135.251.281
– Transferencias y Donaciones	Bs.	1.611.935.516
– Otros Gastos	Bs.	10.442.759
– Disminución de Pasivos	Bs.	324.876.803
Total	**Bs.**	**4.103.318.250**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Corporación Venezolana de Guayana en el ejercicio presupuestario 2013, se orientarán a la ejecución de los Proyectos siguientes:

- Producción de agua potable y saneamiento de aguas servidas;
- Construcción de viviendas en la Zona de Desarrollo de Guayana (Z.D.G);
- Construcción, ampliación, reparaciones y mejoras de edificaciones públicas en la Zona de Desarrollo de Guayana;
- Rehabilitación del sistema de protección de inundaciones del Delta del Orinoco;
- Elaboración y ejecución de un programa de desarrollo socio-productivo para las comunidades en los espacios funcionales de la Zona de Desarrollo de Guayana;
- Diseño y construcción de una planta para el manejo integral de los desechos industriales almacenados;
- Desarrollo de la piscicultura en la Zona de Desarrollo de Guayana;
- Prospección, evaluación y supervisión de proyectos mineros bajo la administración de CVG;
- Desarrollo forestal en áreas de influencia de la Zona de Desarrollo de Guayana;
- Elaboración de estudios de factibilidad para la instalación y arranque de cinco plantas procesadoras de alimentos balanceados para animales;
- Fortalecimiento del centro de producción e investigación agrícola "Hato Gil";
- Diseño y ejecución de un programa de formación familiar en valores humanos, a las comunidades ubicadas en el estado Bolívar.

- **RESULTADO ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

Cuenta Corriente:	Desahorro	Bs.	14.566.498
Cuenta Capital:	Déficit	Bs.	809.306.327

- **CUENTA FINANCIERA:**

Como fuentes de financiamiento destacan, la disminución de disponibilidades en bancos por Bs. 163.890.319; una disminución de cuentas por cobrar a corto plazo por la cantidad de Bs. 1.065.544.092 y un incremento de pasivo, por concepto de efectos por pagar a proveedores a corto plazo por un monto de Bs. 40.000.000, las cuales totalizan la cantidad de Bs. 1.229.434.411; cuya aplicación se orienta al financiamiento de inversiones financieras por un monto de Bs. 135.251.281, a la disminución de pasivos por la cantidad de Bs. 324.876.803 y el remanente de Bs. 809.306.327, a financiar el déficit que se ocasionará en la cuenta capital.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**2.763.605.702**
INGRESOS CORRIENTES ORDINARIOS	2.763.605.702
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	56.551.906
Venta de otros bienes y servicios	56.551.906
INGRESOS DE LA PROPIEDAD	734.723.214
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	734.723.214
Utilidades, rentas y dividendos entes descentralizados no petroleros	734.723.214
TRANSFERENCIAS CORRIENTES	332.816.213
Transferencias corrientes del sector público	332.816.213
Transferencias corrientes internas recibidas del sector público	332.816.213
De la República	332.816.213
OTROS INGRESOS	1.639.514.369
Otros ingresos ajenos a la operación	1.639.514.369
INGRESOS DE CAPITAL	**70.278.137**
RECURSOS PROPIOS DE CAPITAL	11.462.759
Venta y/o desincorporación de activos fijos	1.020.000
De activos fijos	1.020.000
Incremento de la depreciación y amortización acumulada	10.442.759
TRANSFERENCIAS Y DONACIONES DE CAPITAL	58.815.378
Transferencias y donaciones de capital del sector público	58.815.378
Transferencias de capital recibidas del sector público	58.815.378
De la República	58.815.378
FUENTES DE FINANCIAMIENTO	**1.269.434.411**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.229.434.411
Disminución de otros activos financieros	1.229.434.411
Disminución de disponibilidades	163.890.319
Disminución de bancos	163.890.319
Disminución de cuentas por cobrar a corto plazo	1.065.544.092
Disminución de otras cuentas por cobrar a corto plazo	1.065.544.092
INCREMENTO DE PASIVOS	40.000.000
Incremento de cuentas y efectos por pagar	40.000.000
Incremento de cuentas y efectos por pagar a corto plazo	40.000.000
Incremento cuentas por pagar a proveedores a corto plazo	40.000.000
TOTAL RECURSOS	**4.103.318.250**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**2.778.172.200**
GASTOS DE CONSUMO	1.166.236.684
Remuneraciones	849.131.464
Sueldos, salarios y otras retribuciones	161.642.383
Beneficios y complementos de sueldos y salarios	320.857.822
Aportes patronales	54.316.950
Prestaciones sociales y otras indemnizaciones	133.813.879
Asistencia socioeconómica	174.987.754
Otros gastos de personal	3.512.676
Compra de bienes y servicios	306.662.461
Bienes de consumo	49.666.799
Servicios no personales	256.995.662
Depreciación y amortización	10.442.759
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.611.935.516
Al sector privado	105.814.326
Transferencias corrientes al sector privado	105.014.326
Directas a personas	105.014.326
Pensiones y otros beneficios asociados	26.609.077
Jubilaciones y otros beneficios asociados	78.405.249
Donaciones corrientes al sector privado	800.000
Donaciones a personas	800.000
Al sector público	1.506.121.190
Transferencias corrientes al sector público	1.493.621.190
A los entes descentralizados sin fines empresariales para sus gastos	3.074.200
A entes descentralizados con fines empresariales no petroleros	1.490.046.990
Al Poder Municipal	500.000
Donaciones corrientes al sector público	12.500.000
A la República	500.000
A los entes descentralizados sin fines empresariales	12.000.000
GASTOS DE CAPITAL	**865.017.966**
INVERSIÓN REAL DIRECTA	865.017.966
Formación bruta de capital fijo	860.911.710
Edificios e instalaciones	59.078.918
Maquinaria, equipos y otros bienes muebles	18.172.226

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Bienes preexistentes	723.945.188
Construcciones de bienes de dominio privado	750.000
Construcciones de bienes de dominio público	150.000
Producción propia (gastos capitalizables)	58.815.378
Remuneraciones	58.815.378
Sueldos, salarios y otras retribuciones	58.815.378
Bienes intangibles	4.106.256
APLICACIONES FINANCIERAS	**460.128.084**
INVERSIÓN FINANCIERA	135.251.281
Incremento de otros activos financieros	135.251.281
Incremento de otros activos financieros no circulantes	135.251.281
DISMINUCIÓN DE PASIVOS	324.876.803
Disminución de cuentas y efectos por pagar	324.876.803
Disminución de cuentas y efectos por pagar a corto plazo	324.876.803
Disminución cuentas por pagar a proveedores a corto plazo	25.000.000
Disminución cuentas por pagar a contratistas a corto plazo	10.000.000
Disminución de otros pasivos	289.876.803
Disminución de obligaciones de ejercicios anteriores	289.876.803
TOTAL GASTOS	**4.103.318.250**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2012	Presupuesto 2013	2014	Posteriores	Total
99856	Producción de Agua Potable y Saneamiento de Aguas Servidas	01-01-2009	31-12-2018	101.166.796	56.269.313	72.576.588	322.870.277	552.882.974
100088	Construcción de Viviendas en la Zona de Desarrollo de Guayana (Z. D. G.)	01-01-2009	31-12-2015	902.049.352	673.318.558	274.315.349	744.639.617	2.594.322.876
101747	Construcción, ampliación, reparaciones y mejoras de Edificaciones Públicas en la Zona de Desarrollo de Guayana.	01-01-2009	31-12-2018	108.494.995	52.544.672	9.797.777	57.454.159	228.291.603
107797	Rehabilitación del Sistema de Protección de Inundaciones del Delta del Orinoco	01-01-2010	31-12-2014	23.538.036	891.622	35.704.114		60.133.772
112107	Elaboración y ejecución de un programa de desarrollo socioproductivo para las comunidades de los Espacios Funcionales de la Zona de Desarrollo de Guayana	02-01-2011	31-12-2016	23.281.692	7.198.449	8.378.849	21.342.490	60.201.480
112113	Diseño y Construcción de una Planta para el Manejo Integral de los desechos industriales almacenados	01-01-2011	31-12-2016	3.642.414	9.219.889	10.300.465	25.196.276	48.359.044
112125	Desarrollo de la piscicultura en la Zona de Desarrollo de Guayana	05-01-2011	31-12-2016	2.481.588	1.070.903	1.598.409	4.265.123	9.416.023
116147	Prospección, evaluación y supervisión de proyectos mineros bajo la administración de CVG.	01-01-2012	31-12-2018	8.658.170	7.242.383	9.316.136	59.991.172	85.207.861
116150	Desarrollo Forestal en áreas de influencia de la Zona de Desarrollo Guayana	01-01-2012	31-12-2015	21.968.777	19.471.902	30.573.404	36.749.138	108.763.221
119017	Elaboración de Estudios de Factibilidad para la instalación y arranque de cinco plantas procesadoras de alimentos balanceados para animales.	01-01-2013	31-12-2014		617.492	2.250.000		2.867.492
119072	Fortalecimiento del Centro de Producción e Investigación Agricola "Hato Gil"	01-01-2013	31-12-2017		7.953.815	13.377.644	57.675.831	79.007.290
119077	Diseño y ejecución de un Programa de Formación Familiar en Valores Humanos a las comunidades ubicadas en el estado Bolivar	02-01-2013	31-12-2017		8.408.078	12.545.554	46.516.328	67.469.960
	TOTAL			**1.195.281.820**	**844.207.076**	**480.734.289**	**1.376.700.411**	**3.896.923.596**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
99856	Producción de Agua Potable y Saneamiento de Aguas Servidas	Metro Cúbico			501.950.557	45.875.439	10.393.874			56.269.313
100088	Construcción de Viviendas en la Zona de Desarrollo de Guayana (Z. D. G.)	Vivienda			3.544	672.881.691	436.867			673.318.558
101747	Construcción, ampliación, reparaciones y mejoras de Edificaciones Públicas en la Zona de Desarrollo de Guayana.	Edificación			52	48.228.918	4.315.754			52.544.672
107797	Rehabilitación del Sistema de Protección de Inundaciones del Delta del Orinoco	Etapa			5	46.949	844.673			891.622
112107	Elaboración y ejecución de un programa de desarrollo socioproductivo para las comunidades de los Espacios Funcionales de la Zona de Desarrollo de Guayana	Persona Capacitada			8.257	1.577.500	5.620.949			7.198.449
112113	Diseño y Construcción de una Planta para el Manejo Integral de los desechos industriales almacenados	Planta			1	2.360.000	6.859.889			9.219.889
112125	Desarrollo de la piscicultura en la Zona de Desarrollo de Guayana	Alevin			1.702.000	269.262	801.641			1.070.903
116147	Prospección, evaluación y supervisión de proyectos mineros bajo la administración de CVG.	Inspección			601	1.544.727	5.697.656			7.242.383
116150	Desarrollo Forestal en áreas de influencia de la Zona de Desarrollo Guayana	Hectárea			7.764	8.947.220	10.524.682			19.471.902
119017	Elaboración de Estudios de Factibilidad para la instalación y arranque de cinco plantas procesadoras de alimentos balanceados para animales.	Estudio			20	617.492				617.492
119072	Fortalecimiento del Centro de Producción e Investigación Agrícola "Hato Gil"	Planta			510.000	2.300.000	5.653.815			7.953.815
119077	Diseño y ejecución de un Programa de Formación Familiar en Valores Humanos a las comunidades ubicadas en el estado Bolívar	Etapa			5	742.500	7.665.578			8.408.078
	TOTAL					785.391.698	58.815.378			844.207.076

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	576.681.170	290.978.627			867.659.797
02	Gestión administrativa	2.246.437.051			40.000.000	2.286.437.051
03	Previsión y protección social	63.176.740	41.837.586			105.014.326
	TOTAL	**2.886.294.961**	**332.816.213**		**40.000.000**	**3.259.111.174**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**716**	**1.522**	**16**	**2.254**	**192.727.834**		**192.727.834**
Alto Nivel y de Dirección	2	2		4	1.383.372		1.383.372
Directivo	56	58	2	116	15.677.590		15.677.590
Profesional y Técnico	356	387	14	757	102.309.786		102.309.786
Personal Administrativo	126	24		150	20.272.745		20.272.745
Personal Docente	21			21	2.838.184		2.838.184
Personal Médico	5	9		14	1.892.123		1.892.123
Obrero	150	1.042		1.192	48.354.034		48.354.034
Personal Contratado	**273**	**217**		**490**	**24.982.035**		**24.982.035**
Profesional y Técnico	203	130		333	17.291.012		17.291.012
Personal Administrativo	33	68		101	5.244.421		5.244.421
Personal Docente	18			18	934.649		934.649
Personal Médico	14	4		18	934.649		934.649
Obrero	5	15		20	577.304		577.304
TOTAL	**989**	**1.739**	**16**	**2.744**	**217.709.869**		**217.709.869**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**239**	**159**	**398**	**26.609.077**
Médicos		1	1	66.857
Obreros	30	91	121	8.758.264
Empleados	207	67	274	17.650.242
Docentes	2		2	133.714
Jubilados	**304**	**228**	**532**	**78.405.249**
Alto Nivel y de Dirección		2	2	439.004
Médicos	5	2	7	1.029.743
Empleados	297	224	521	76.642.290
Docentes	2		2	294.212
TOTAL	**543**	**387**	**930**	**105.014.326**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	907.946.842
4.02	Materiales, suministros y mercancías	49.666.799
4.03	Servicios no personales	256.995.662
4.04	Activos reales	806.202.588
4.05	Activos financieros	135.251.281
4.07	Transferencias y donaciones	1.611.935.516
4.08	Otros gastos	10.442.759
4.11	Disminución de pasivos	324.876.803
	TOTAL	**4.103.318.250**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.763.605.702**
INGRESOS CORRIENTES ORDINARIOS	2.763.605.702
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	56.551.906
Venta de otros bienes y servicios	56.551.906
INGRESOS DE LA PROPIEDAD	734.723.214
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	734.723.214
Utilidades, rentas y dividendos entes descentralizados no petroleros	734.723.214
TRANSFERENCIAS CORRIENTES	332.816.213
Transferencias corrientes del sector público	332.816.213
Transferencias corrientes internas recibidas del sector público	332.816.213
De la República	332.816.213
Recursos Ordinarios	332.816.213
OTROS INGRESOS	1.639.514.369
Otros ingresos ajenos a la operación	1.639.514.369
1.2 GASTOS CORRIENTES	**2.778.172.200**
GASTOS DE CONSUMO	1.166.236.684
Remuneraciones	849.131.464
Sueldos, salarios y otras retribuciones	161.642.383
Beneficios y complementos de sueldos y salarios	320.857.822
Aportes patronales	54.316.950
Prestaciones sociales y otras indemnizaciones	133.813.879
Asistencia socioeconómica	174.987.754
Otros gastos de personal	3.512.676
Compra de bienes y servicios	306.662.461
Bienes de consumo	49.666.799
Servicios no personales	256.995.662
Depreciación y amortización	10.442.759
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.611.935.516
Al sector privado	105.814.326
Transferencias corrientes al sector privado	105.014.326
Directas a personas	105.014.326

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Pensiones y otros beneficios asociados	26.609.077
Jubilaciones y otros beneficios asociados	78.405.249
Donaciones corrientes al sector privado	800.000
Donaciones a personas	800.000
Al sector público	1.506.121.190
Transferencias corrientes al sector público	1.493.621.190
A los entes descentralizados sin fines empresariales para sus gastos	3.074.200
A entes descentralizados con fines empresariales no petroleros	1.490.046.990
Al Poder Municipal	500.000
Donaciones corrientes al sector público	12.500.000
A la República	500.000
A los entes descentralizados sin fines empresariales	12.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(14.566.498)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**55.711.639**
RECURSOS PROPIOS DE CAPITAL	(3.103.739)
Desahorro en cuenta corriente	(14.566.498)
Venta y/o desincorporación de activos fijos	1.020.000
De activos fijos	1.020.000
Incremento de la depreciación y amortización acumuladas	10.442.759
TRANSFERENCIAS Y DONACIONES DE CAPITAL	58.815.378
Transferencias y donaciones de capital del sector público	58.815.378
Transferencias de capital recibidas del sector público	58.815.378
De la República	58.815.378
2.2 GASTOS DE CAPITAL	**865.017.966**
INVERSIÓN REAL DIRECTA	865.017.966
Formación bruta de capital fijo	860.911.710
Edificios e instalaciones	59.078.918
Maquinaria, equipos y otros bienes muebles	18.172.226
Bienes preexistentes	723.945.188
Construcciones de bienes de dominio privado	750.000
Construcciones de bienes de dominio público	150.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Producción propia (gastos capitalizables)	58.815.378
Remuneraciones	58.815.378
Sueldos, salarios y otras retribuciones	58.815.378
Bienes intangibles	4.106.256
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(809.306.327)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.269.434.411**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.229.434.411
Disminución de otros activos financieros	1.229.434.411
Disminución de disponibilidades	163.890.319
Disminución de bancos	163.890.319
Disminución de cuentas por cobrar a corto plazo	1.065.544.092
Disminución de otras cuentas por cobrar a corto plazo	1.065.544.092
INCREMENTO DE PASIVOS	40.000.000
Incremento de cuentas y efectos por pagar	40.000.000
Incremento de cuentas y efectos por pagar a corto plazo	40.000.000
Incremento cuentas por pagar a proveedores a corto plazo	40.000.000
3.2 APLICACIONES FINANCIERAS	**1.269.434.411**
INVERSIÓN FINANCIERA	135.251.281
Incremento de otros activos financieros	135.251.281
Incremento de otros activos financieros no circulantes	135.251.281
DISMINUCIÓN DE PASIVOS	324.876.803
Disminución de cuentas y efectos por pagar	324.876.803
Disminución de cuentas y efectos por pagar a corto plazo	324.876.803
Disminución cuentas por pagar a proveedores a corto plazo	25.000.000
Disminución cuentas por pagar a contratistas a corto plazo	10.000.000
Disminución de otros pasivos	289.876.803
Disminución de obligaciones de ejercicios anteriores	289.876.803
DÉFICIT FINANCIERO	809.306.327

A0303

Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)

FUNDACIÓN CENTRO DE INVESTIGACIONES DEL ESTADO PARA LA PRODUCCIÓN EXPERIMENTAL AGROINDUSTRIAL (CIEPE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE) tiene como misión: innovar y desarrollar soluciones para las necesidades de los diferentes actores del sistema agro productivo, a fin de fortalecer la seguridad y soberanía alimentaria a través de la investigación, acompañamiento, servicios analíticos y formación de talento humano, con énfasis en los procesos agroindustriales, enmarcadas en leyes, normas, lineamientos y estándares de calidad que afiancen el desarrollo sustentable de la Nación.

CIEPE tiene como visión, ser un centro de investigación reconocido a nivel nacional e internacional, articulado a la investigación, acompañamiento, servicios analíticos y formación de talento humano en el sector agro productivo, sólidamente vinculado a la responsabilidad social, seguridad y soberanía alimentaria, con valores organizacionales que generan productos de calidad.

Para el año 2013 estima aplicar una política de calidad basada en el fortalecimiento y consolidación del sistema de gestión, que permita brindar servicios de calidad para satisfacer las necesidades del sector agro productivo, a través de la investigación, acompañamiento, servicios analíticos y formación de talento humano, basados en normas nacionales e internacionales, en la gestión eficiente de los recursos y en un marco de mejoramiento continuo.

En el 2013 aplicará los siguientes objetivos de calidad:

- Contribuir con la seguridad y soberanía alimentaria, mediante la generación y transferencia de conocimientos científicos-tecnológicos, que privilegien la puesta en práctica del desarrollo endógeno sustentable que requiera el país.

- Garantizar la permanencia de capital humano altamente calificado, formado, motivado y comprometido con la Institución.

- Fortalecer las finanzas de la fundación, mediante la captación de recursos de otras fuentes diferentes al presupuesto ordinario.

- Promover el fortalecimiento organizacional de la fundación, mediante la consolidación del sistema de gestión, incluyendo mejoras desde el punto de vista de planificación, seguimiento y control que permitan cumplir con la Misión y Visión de la Institución.

- Fortalecer y consolidar la infraestructura institucional, estableciendo planes de mantenimiento preventivo para asegurar el buen funcionamiento y disminuir el mantenimiento correctivo de las maquinarias, equipos y edificaciones.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**23.961.820**
INGRESOS CORRIENTES ORDINARIOS	23.961.820
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	4.723.758
Venta de otros bienes y servicios	4.723.758
TRANSFERENCIAS CORRIENTES	19.168.062
Transferencias corrientes del sector público	19.168.062
Transferencias corrientes internas recibidas del sector público	19.168.062
De la República	19.168.062
OTROS INGRESOS	70.000
Otros ingresos ajenos a la operación	70.000
INGRESOS DE CAPITAL	**4.861.544**
RECURSOS PROPIOS DE CAPITAL	2.400.000
Incremento de la depreciación y amortización acumuladas	2.400.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	2.461.544
Transferencias y donaciones de capital del sector público	2.461.544
Transferencias de capital recibidas del sector público	2.461.544
De la República	2.461.544
FUENTES DE FINANCIAMIENTO	**484.740**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	484.740
Disminución de otros activos financieros	484.740
Disminución de disponibilidades	295.000
Disminución de bancos	295.000
Disminución de cuentas por cobrar a corto plazo	189.740
Disminución de cuentas comerciales por cobrar a corto plazo	189.740
TOTAL RECURSOS	**29.308.104**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**28.899.234**
GASTOS DE CONSUMO	27.424.945
Remuneraciones	20.342.632
Sueldos, salarios y otras retribuciones	7.070.066
Beneficios y complementos de sueldos y salarios	7.515.267
Aportes patronales	840.874
Prestaciones sociales y otras indemnizaciones	1.257.295
Asistencia socioeconómica	3.659.130
Compra de bienes y servicios	4.677.313
Bienes de consumo	1.832.088
Servicios no personales	2.845.225
Depreciación y amortización	2.400.000
Provisiones y otros gastos	5.000
Cuentas incobrables	5.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.474.289
Al sector privado	1.472.289
Transferencias corrientes al sector privado	1.470.289
Directas a personas	1.470.289
Pensiones y otros beneficios asociados	68.672
Jubilaciones y otros beneficios asociados	1.401.617
Donaciones corrientes al sector privado	2.000
Donaciones a personas	2.000
Al sector público	2.000
Donaciones corrientes al sector público	2.000
A los entes descentralizados sin fines empresariales	2.000
GASTOS DE CAPITAL	**338.870**
INVERSIÓN REAL DIRECTA	338.870
Formación bruta de capital fijo	338.870
Maquinaria, equipos y otros bienes muebles	338.870
APLICACIONES FINANCIERAS	**70.000**
DISMINUCIÓN DE PASIVOS	70.000
Disminución de cuentas y efectos por pagar	70.000
Disminución de cuentas y efectos por pagar a corto plazo	70.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	70.000
TOTAL GASTOS	**29.308.104**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
117063	Fortalecimiento de laboratorios y planta de la Fundación CIEPE que le permita generar nuevos conocimientos científicos tecnológicos y atender de manera eficiente las demandas del sector agroindustrial	Institución Fortalecida			1	749.636	9.711.462			10.461.098
TOTAL						749.636	9.711.462			10.461.098

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.136.064	9.535.867			10.671.931
02	Gestión administrativa	5.722.798	911.988		70.000	6.704.786
03	Previsión y protección social		1.470.289			1.470.289
TOTAL		6.858.862	11.918.144		70.000	18.847.006

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**73**	**66**		**139**	**6.377.333**		**6.377.333**
Alto Nivel y de Dirección		2		2	196.088		196.088
Directivo	4	2		6	419.995		419.995
Profesional y Técnico	56	34		90	4.038.762		4.038.762
Personal Administrativo	4	6		10	455.841		455.841
Personal de Investigación	3	4		7	494.008		494.008
Obrero	6	18		24	772.639		772.639
Personal Contratado	**4**	**6**		**10**	**692.733**		**692.733**
Profesional y Técnico	4	6		10	692.733		692.733
TOTAL	**77**	**72**		**149**	**7.070.066**		**7.070.066**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1**		**1**	**68.672**
Empleados	1		1	68.672
Jubilados	**16**		**16**	**1.401.617**
Obreros	4		4	441.707
Empleados	12		12	959.910
TOTAL	**17**		**17**	**1.470.289**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	20.342.632
4.02	Materiales, suministros y mercancías	1.832.088
4.03	Servicios no personales	2.845.225
4.04	Activos reales	338.870
4.07	Transferencias y donaciones	1.474.289
4.08	Otros gastos	2.405.000
4.11	Disminución de pasivos	70.000
	TOTAL	**29.308.104**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**23.961.820**
INGRESOS CORRIENTES ORDINARIOS	23.961.820
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	4.723.758
Venta de otros bienes y servicios	4.723.758
TRANSFERENCIAS CORRIENTES	19.168.062
Transferencias corrientes del sector público	19.168.062
Transferencias corrientes internas recibidas del sector público	19.168.062
De la República	19.168.062
Ministerio del Poder Popular para Ciencia, Tecnología e Innovación	16.629.606
Recursos Ordinarios	16.629.606
Ministerio del Poder Popular de Industrias	2.538.456
Recursos Ordinarios	2.538.456
OTROS INGRESOS	70.000
Otros ingresos ajenos a la operación	70.000
1.2 GASTOS CORRIENTES	**28.899.234**
GASTOS DE CONSUMO	27.424.945
Remuneraciones	20.342.632
Sueldos, salarios y otras retribuciones	7.070.066
Beneficios y complementos de sueldos y salarios	7.515.267
Aportes patronales	840.874
Prestaciones sociales y otras indemnizaciones	1.257.295
Asistencia socioeconómica	3.659.130
Compra de bienes y servicios	4.677.313
Bienes de consumo	1.832.088
Servicios no personales	2.845.225
Depreciación y amortización	2.400.000
Provisiones y otros gastos	5.000
Cuentas incobrables	5.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.474.289
Al sector privado	1.472.289
Transferencias corrientes al sector privado	1.470.289

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
Directas a personas	1.470.289
Pensiones y otros beneficios asociados	68.672
Jubilaciones y otros beneficios asociados	1.401.617
Donaciones corrientes al sector privado	2.000
Donaciones a personas	2.000
Al sector público	2.000
Donaciones corrientes al sector público	2.000
A los entes descentralizados sin fines empresariales	2.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(4.937.414)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(75.870)**
RECURSOS PROPIOS DE CAPITAL	(2.537.414)
Desahorro en cuenta corriente	(4.937.414)
Incremento de la depreciación y amortización acumuladas	2.400.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	2.461.544
Transferencias y donaciones de capital del sector público	2.461.544
Transferencias de capital recibidas del sector público	2.461.544
De la República	2.461.544
Ministerio del Poder Popular de Industrias	2.461.544
Recursos Ordinarios	2.461.544
2.2 GASTOS DE CAPITAL	**338.870**
INVERSIÓN REAL DIRECTA	338.870
Formación bruta de capital fijo	338.870
Maquinaria, equipos y otros bienes muebles	338.870
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(414.740)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**484.740**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	484.740
Disminución de otros activos financieros	484.740
Disminución de disponibilidades	295.000
Disminución de bancos	295.000
Disminución de cuentas por cobrar a corto plazo	189.740

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de cuentas comerciales por cobrar a corto plazo	189.740
3.2 APLICACIONES FINANCIERAS	**484.740**
DISMINUCIÓN DE PASIVOS	70.000
Disminución de cuentas y efectos por pagar	70.000
Disminución de cuentas y efectos por pagar a corto plazo	70.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	70.000
DÉFICIT FINANCIERO	414.740

A0846

Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)

INSTITUTO NACIONAL DE DESARROLLO PARA LA PEQUEÑA Y MEDIANA INDUSTRIA (INAPYMI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (Inapymi), de acuerdo con las competencias que le son propias, contempladas en el Artículo 17 del Decreto N° 6.215 con Rango, Valor y Fuerza de Ley para la Promoción y Desarrollo de la Pequeña y Mediana Industria y Unidades de Producción Social, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 5.890 Extraordinario de fecha 31/07/2008, tiene previsto para el Ejercicio Económico-Financiero 2013 las siguientes acciones:

- Fortalecer a las pequeñas y medianas industrias y unidades de propiedad social para el desarrollo de la soberanía económica dentro del nuevo modelo productivo socialista, otorgando financiamiento oportuno a Pequeñas y Medianas Industrias y Unidades de Propiedad Social, mediante la aprobación de 200 créditos nuevos, se prestará asistencia técnica integral y se desarrollaran Centros de Distribución y Comercialización para las Pequeñas y Medianas Industrias y Unidades de Propiedad Social, para garantizar el éxito en la conformación de las cadenas productivas.
- Rehabilitar y mantener la plataforma industrial del Instituto para el desarrollo de actividades enmarcadas dentro de la economía socio-productiva, a fin de generar una infraestructura adecuada que permita la instalación de nuevas tecnologías y maximicen la producción de los bienes; y por otra, diseñar y desarrollar manuales para el aprendizaje y la transformación continua de conocimiento especializado.

Para el ejercicio fiscal 2013, el presupuesto de gastos del ente asciende a Bs. 706.067.267, el cual será financiado con recursos propios por un monto de Bs. 570.168.288 y con transferencias del Ministerio del Poder Popular para Industrias por Bs. 135.898.979.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**64.539.381**
INGRESOS CORRIENTES ORDINARIOS	64.539.381
INGRESOS DE OPERACIÓN	23.769.687
Ingresos financieros de instituciones financieras	23.769.687
TRANSFERENCIAS CORRIENTES	40.769.694
Transferencias corrientes del sector público	40.769.694
Transferencias corrientes internas recibidas del sector público	40.769.694
De la República	40.769.694
INGRESOS DE CAPITAL	**350.050.994**
RECURSOS PROPIOS DE CAPITAL	5.250.183
Incremento de la depreciación y amortización acumuladas	5.250.183
TRANSFERENCIAS Y DONACIONES DE CAPITAL	95.129.285
Transferencias y donaciones de capital del sector público	95.129.285
Transferencias de capital recibidas del sector público	95.129.285
De la República	95.129.285
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	249.671.526
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	249.671.526
Al sector privado	249.671.526
FUENTES DE FINANCIAMIENTO	**291.476.892**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	291.476.892
Disminución de otros activos financieros	291.476.892
Disminución de disponibilidades	291.476.892
Disminución de bancos	291.476.892
TOTAL RECURSOS	**706.067.267**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**173.750.711**
GASTOS DE OPERACIÓN	148.570.573
Remuneraciones	119.373.756
Sueldos, salarios y otras retribuciones	16.432.691
Beneficios y complementos de sueldos y salarios	58.641.057
Aportes patronales	3.323.599
Prestaciones sociales y otras indemnizaciones	12.472.338
Asistencia socioeconómica	28.101.497
Otros gastos de personal	402.574
Compra de bienes y servicios	17.835.878
Bienes de consumo	6.336.231
Servicios no personales	11.499.647
Impuestos indirectos	6.110.756
Depreciación y amortización	5.250.183
TRANSFERENCIAS Y DONACIONES CORRIENTES	25.180.138
Al sector privado	25.180.138
Transferencias corrientes al sector privado	23.680.138
Directas a personas	23.680.138
Pensiones y otros beneficios asociados	4.115.173
Jubilaciones y otros beneficios asociados	19.564.965
Donaciones corrientes al sector privado	1.500.000
Donaciones a personas	1.000.000
Donaciones a instituciones sin fines de lucro	500.000
GASTOS DE CAPITAL	**526.866.556**
INVERSIÓN REAL DIRECTA	257.573.156
Formación bruta de capital fijo	257.112.156
Maquinaria, equipos y otros bienes muebles	11.334.941
Construcciones de bienes de dominio privado	25.594.294
Producción propia (gastos capitalizables)	220.182.921
Remuneraciones	192.414.123
Sueldos, salarios y otras retribuciones	24.217.428
Beneficios y complementos de sueldos y salarios	101.063.948
Aportes patronales	5.927.989

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
Prestaciones sociales y otras indemnizaciones	14.868.062
Asistencia socioeconómica	46.336.696
Compra de bienes y servicios	26.768.798
Bienes de consumo	4.630.783
Servicios no personales	22.138.015
Intereses capitalizables	1.000.000
Intereses capitalizables internos	1.000.000
Bienes intangibles	461.000
INVERSIÓN FINANCIERA	269.293.400
Concesión de préstamos a largo plazo	269.293.400
Al sector privado	269.293.400
APLICACIONES FINANCIERAS	**5.450.000**
DISMINUCIÓN DE PASIVOS	5.450.000
Disminución de cuentas y efectos por pagar	5.150.000
Disminución de cuentas y efectos por pagar a corto plazo	5.000.000
Disminución cuentas por pagar a proveedores a corto plazo	5.000.000
Disminución de otras cuentas y efectos por pagar	150.000
Disminución de otras cuentas por pagar a corto plazo	150.000
Disminución de otros pasivos	300.000
Disminución de obligaciones de ejercicios anteriores	300.000
TOTAL GASTOS	**706.067.267**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119314	Fortalecimiento de las Pequeñas y Medianas Industrias y Unidades de Propiedad Social para el desarrollo de la soberanía económica dentro del nuevo modelo productivo socialista.	Crédito			200	380.183.616	78.146.066			458.329.682
119346	Rehabilitación y mantenimiento de la plataforma industrial del Instituto para el desarrollo de actividades enmarcadas dentro de la *economía socioproductiva*.	Obra			4	33.926.257	16.983.219			50.909.476
TOTAL						**414.109.873**	**95.129.285**			**509.239.158**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	92.628.125	27.089.556			119.717.681
02	Gestión administrativa	53.430.290				53.430.290
03	Previsión y protección social	10.000.000	13.680.138			23.680.138
TOTAL		**156.058.415**	**40.769.694**			**196.828.109**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**446**	332	103	881	**29.890.163**	7.014.778	**36.904.941**
Alto Nivel y de Dirección	1			1	45.893		45.893
Directivo	22	17	15	54	2.877.366		2.877.366
Profesional y Técnico	67	38	19	124	18.754.712	5.627.857	24.382.569
Personal Administrativo	311	169	69	549	3.076.036	407.944	3.483.980
Obrero	45	108		153	5.136.156	978.977	6.115.133
Personal Contratado	**95**	**95**		**190**	**8.188.187**		**8.188.187**
Profesional y Técnico	88	75		163	7.508.111		7.508.111
Obrero	7	20		27	680.076		680.076
TOTAL	**541**	**427**	**103**	**1.071**	**38.078.350**	**7.014.778**	**45.093.128**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**20**	**10**	**30**	**4.115.173**
Empleados	20	10	30	4.115.173
Jubilados	**92**	**38**	**130**	**19.564.965**
Empleados	92	38	130	19.564.965
TOTAL	**112**	**48**	**160**	**23.680.138**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	311.787.879
4.02	Materiales, suministros y mercancías	10.967.014
4.03	Servicios no personales	39.748.418
4.04	Activos reales	37.390.235
4.05	Activos financieros	269.293.400
4.07	Transferencias y donaciones	25.180.138
4.08	Otros gastos	6.250.183
4.11	Disminución de pasivos	5.450.000
	TOTAL	**706.067.267**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**64.539.381**
INGRESOS CORRIENTES ORDINARIOS	64.539.381
INGRESOS DE OPERACIÓN	23.769.687
Ingresos financieros de instituciones financieras	23.769.687
TRANSFERENCIAS CORRIENTES	40.769.694
Transferencias corrientes del sector público	40.769.694
Transferencias corrientes internas recibidas del sector público	40.769.694
De la República	40.769.694
Ministerio del Poder Popular para Industrias	40.769.694
Recursos Ordinarios	40.769.694
1.2 GASTOS CORRIENTES	**173.750.711**
GASTOS DE OPERACIÓN	148.570.573
Remuneraciones	119.373.756
Sueldos, salarios y otras retribuciones	16.432.691
Beneficios y complementos de sueldos y salarios	58.641.057
Aportes patronales	3.323.599
Prestaciones sociales y otras indemnizaciones	12.472.338
Asistencia socioeconómica	28.101.497
Otros gastos de personal	402.574
Compra de bienes y servicios	17.835.878
Bienes de consumo	6.336.231
Servicios no personales	11.499.647
Impuestos indirectos	6.110.756
Depreciación y amortización	5.250.183
TRANSFERENCIAS Y DONACIONES CORRIENTES	25.180.138
Al sector privado	25.180.138
Transferencias corrientes al sector privado	23.680.138
Directas a personas	23.680.138
Pensiones y otros beneficios asociados	4.115.173
Jubilaciones y otros beneficios asociados	19.564.965

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Donaciones corrientes al sector privado	1.500.000
Donaciones a personas	1.000.000
Donaciones a instituciones sin fines de lucro	500.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(109.211.330)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**240.839.664**
RECURSOS PROPIOS DE CAPITAL	(103.961.147)
Desahorro en cuenta corriente	(109.211.330)
Incremento de la depreciación y amortización acumuladas	5.250.183
TRANSFERENCIAS Y DONACIONES DE CAPITAL	95.129.285
Transferencias y donaciones de capital del sector público	95.129.285
Transferencias de capital recibidas del sector público	95.129.285
De la República	95.129.285
Ministerio del Poder Popular para Industrias	95.129.285
Recursos Ordinarios	95.129.285
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	249.671.526
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	249.671.526
Al sector privado	249.671.526
2.2 GASTOS DE CAPITAL	**526.866.556**
INVERSIÓN REAL DIRECTA	257.573.156
Formación bruta de capital fijo	257.112.156
Maquinaria, equipos y otros bienes muebles	11.334.941
Construcciones de bienes de dominio privado	25.594.294
Producción propia (gastos capitalizables)	220.182.921
Remuneraciones	192.414.123
Sueldos, salarios y otras retribuciones	24.217.428
Beneficios y complementos de sueldos y salarios	101.063.948
Aportes patronales	5.927.989
Prestaciones sociales y otras indemnizaciones	14.868.062
Asistencia socioeconómica	46.336.696

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Compra de bienes y servicios	26.768.798
Bienes de consumo	4.630.783
Servicios no personales	22.138.015
Intereses capitalizables	1.000.000
Intereses capitalizables internos	1.000.000
Bienes intangibles	461.000
INVERSIÓN FINANCIERA	269.293.400
Concesión de préstamos a largo plazo	269.293.400
Al sector privado	269.293.400
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(286.026.892)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**291.476.892**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	291.476.892
Disminución de otros activos financieros	291.476.892
Disminución de disponibilidades	291.476.892
Disminución de bancos	291.476.892
3.2 APLICACIONES FINANCIERAS	**291.476.892**
DISMINUCIÓN DE PASIVOS	5.450.000
Disminución de cuentas y efectos por pagar	5.150.000
Disminución de cuentas y efectos por pagar a corto plazo	5.000.000
Disminución cuentas por pagar a proveedores a corto plazo	5.000.000
Disminución de otras cuentas y efectos por pagar	150.000
Disminución de otras cuentas por pagar a corto plazo	150.000
Disminución de otros pasivos	300.000
Disminución de obligaciones de ejercicios anteriores	300.000
DÉFICIT FINANCIERO	286.026.892

A0927

Fondo Venezolano de Reconversión Industrial y Tecnológica (FONDOIN)

FONDO VENEZOLANO DE RECONVERSIÓN INDUSTRIAL Y TECNOLÓGICA (FONDOIN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Es una fundación pública sin fines de lucro, encargada de promover y garantizar la aplicación de los convenios internacionales firmados por el Estado venezolano relativos al control de las sustancias agotadoras de la capa de ozono (Convenio de Viena y Protocolo de Montreal y sus Enmiendas).

El Fondo de Reconversión Industrial fue creado en octubre de 1992, y es la primera y única institución de carácter técnico en Venezuela, especializada en el tema del uso, consumo, producción y manejo de sustancias que agotan la capa de ozono.

Para llevar adelante su misión, FONDOIN trabaja en coordinación con los Ministerios: del Poder Popular para Ciencia, Tecnología e Innovación, del Poder Popular de Industrias y con diversos gremios industriales, además de contar con el apoyo de organismos de cooperación internacional tales como la Organización de Naciones Unidas para el Desarrollo Industrial (ONUDI), el Programa de las Naciones Unidas para el Desarrollo (PNUD), el Banco Mundial y el Programa de las Naciones Unidas para el Medio Ambiente (PNUMA).

En el marco del Programa de las Naciones Unidas para el Medio Ambiente, en 1985 se acordó en Viena adoptar medidas para proteger la salud humana y el medio ambiente contra la destrucción de la capa de ozono. Así nació el Convenio de Viena para la Protección de la Capa de Ozono. Cuando los expertos comenzaron a explorar las medidas específicas que se debían adoptar, un grupo de científicos británicos alertó sobre el grave agotamiento del ozono en la Antártida. Sus advertencias fueron confirmadas por observaciones de satélites, que ofrecieron pruebas contundentes de la gravísima situación, lo cual volvió más urgente la necesidad de iniciar medidas definitivas e inmediatas para afrontarla.

Como resultado de ello, en septiembre de 1987, se acordaron las acciones específicas que se adoptarían y 180 países suscribieron el Protocolo de Montreal, que contiene normas, procedimientos y una agenda internacional de compromisos para erradicar, de forma progresiva, el uso de sustancias que agotan la capa de ozono.

Objetivos específicos del FONDOIN:

Eliminar gradualmente el consumo de las sustancias agotadoras de la capa de ozono, mediante:

- La reconversión industrial y tecnológica de las empresas que las usan.

- La promoción de las buenas prácticas en empresas de refrigeración.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**3.988.196**
INGRESOS CORRIENTES ORDINARIOS	3.988.196
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.643.543
Venta de otros bienes y servicios	1.643.543
TRANSFERENCIAS CORRIENTES	2.344.653
Transferencias corrientes del sector público	2.344.653
Transferencias corrientes internas recibidas del sector público	2.344.653
De la República	2.344.653
INGRESOS DE CAPITAL	**3.812**
RECURSOS PROPIOS DE CAPITAL	3.812
Incremento de la depreciación y amortización acumuladas	3.812
TOTAL RECURSOS	**3.992.008**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**3.946.580**
GASTOS DE CONSUMO	3.946.580
Remuneraciones	2.581.350
Sueldos, salarios y otras retribuciones	846.600
Beneficios y complementos de sueldos y salarios	999.754
Aportes patronales	92.700
Prestaciones sociales y otras indemnizaciones	172.376
Asistencia socioeconómica	469.920
Compra de bienes y servicios	1.361.418
Bienes de consumo	163.466
Servicios no personales	1.197.952
Depreciación y amortización	3.812
GASTOS DE CAPITAL	**45.428**
INVERSIÓN REAL DIRECTA	45.428
Formación bruta de capital fijo	45.428
Maquinaria, equipos y otros bienes muebles	45.428
TOTAL GASTOS	**3.992.008**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
119287	Asistencia técnica y acompañamiento a pequeñas y medianas unidades productivas para eliminar el consumo de sustancias agotadoras de la capa de ozono (SAO)	Asistencia Técnica			222	1.032.000				1.032.000
TOTAL						**1.032.000**				**1.032.000**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	612.355	1.938.995			2.551.350
02	Gestión administrativa	3.000	405.658			408.658
TOTAL		**615.355**	**2.344.653**			**2.960.008**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**14**	**7**		**21**	**691.600**		**691.600**
Alto Nivel y de Dirección	6	1		7	309.000		309.000
Profesional y Técnico	8	6		14	382.600		382.600
Personal Contratado	**3**	**3**		**6**	**148.000**		**148.000**
Profesional y Técnico	3	3		6	148.000		148.000
TOTAL	**17**	**10**		**27**	**839.600**		**839.600**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	2.581.350
4.02	Materiales, suministros y mercancías	163.466
4.03	Servicios no personales	1.197.952
4.04	Activos reales	45.428
4.08	Otros gastos	3.812
	TOTAL	**3.992.008**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.988.196**
INGRESOS CORRIENTES ORDINARIOS	3.988.196
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.643.543
Venta de otros bienes y servicios	1.643.543
TRANSFERENCIAS CORRIENTES	2.344.653
Transferencias corrientes del sector público	2.344.653
Transferencias corrientes internas recibidas del sector público	2.344.653
De la República	2.344.653
Recursos Ordinarios	2.344.653
1.2 GASTOS CORRIENTES	**3.946.580**
GASTOS DE CONSUMO	3.946.580
Remuneraciones	2.581.350
Sueldos, salarios y otras retribuciones	846.600
Beneficios y complementos de sueldos y salarios	999.754
Aportes patronales	92.700
Prestaciones sociales y otras indemnizaciones	172.376
Asistencia socioeconómica	469.920
Compra de bienes y servicios	1.361.418
Bienes de consumo	163.466
Servicios no personales	1.197.952
Depreciación y amortización	3.812
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**41.616**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**45.428**
RECURSOS PROPIOS DE CAPITAL	45.428
Ahorro en cuenta corriente	41.616
Incremento de la depreciación y amortización acumuladas	3.812
2.2 GASTOS DE CAPITAL	**45.428**
INVERSIÓN REAL DIRECTA	45.428
Formación bruta de capital fijo	45.428
Maquinaria, equipos y otros bienes muebles	45.428
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

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Folder: Venezuela Budget 2013\Venezuela Budget 2013\ONAPRE 2013\b) Ley de Presupuesto 2013\Título IV

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Filename: Ley 2013. Título IV.pdf

REPÚBLICA BOLIVARIANA
DE VENEZUELA

LEY DE PRESUPUESTO PARA EL EJERCICIO FISCAL 2013

Título IV

Título IV

Distrito Capital y Territorio Insular Francisco de Miranda

E5000

Distrito Capital

TÍTULO IV

DISTRITO CAPITAL Y TERRITORIO INSULAR FRANCISCO DE MIRANDA

CAPÍTULO I

Presupuesto de Ingresos, Gastos y Operaciones de Financiamiento del Distrito Capital

SECCIÓN PRIMERA

Presupuesto de Ingresos y Fuentes de Financiamiento del Distrito Capital

Artículo 48. La estimación de los Ingresos y Fuentes de Financiamiento del Distrito Capital para el Ejercicio Fiscal 2013, asciende a la cantidad de **TRES MIL NOVECIENTOS NOVENTA Y SIETE MILLONES QUINIENTOS OCHENTA Y NUEVE MIL NOVECIENTOS VEINTINUEVE BOLÍVARES (Bs. 3.997.589.929).**

CONCEPTO	BOLÍVARES
INGRESOS CORRIENTES ORDINARIOS	**3.997.589.929**
INGRESOS TRIBUTARIOS	2.849.898
Impuestos indirectos	2.849.898
Impuesto sobre la producción, el consumo y transacciones financieras	2.849.898
Impuesto sobre Licores	2.849.898
INGRESOS NO TRIBUTARIOS	3.462.452
Ingresos del dominio minero	3.462.452
Otros minerales	3.462.452
TRANSFERENCIAS CORRIENTES	3.402.898.137
Del Sector público	3.402.898.137
Transferencias corrientes del sector público	3.402.898.137

Transferencias corrientes internas recibidas del sector público	380.921.779
De la República	380.921.779
Situado y asignaciones legales al Poder Estadal y al Poder Municipal	2.971.976.358
Del Situado Constitucional	2.971.976.358
Del Situado Estadal	2.971.976.358
Subsidio de Capitalidad	50.000.000
OTROS INGRESOS	588.379.442
Otros ingresos ordinarios	588.379.442
TOTAL INGRESOS Y FUENTES DE FINANCIAMIENTO	**3.997.589.929**

SECCIÓN SEGUNDA

Presupuesto de Gastos y Aplicaciones Financieras del Distrito Capital

Artículo 49. Acuérdense los créditos presupuestarios del Distrito Capital para el ejercicio fiscal 2013, por la cantidad de **TRES MIL NOVECIENTOS NOVENTA Y SIETE MILLONES QUINIENTOS OCHENTA Y NUEVE MIL NOVECIENTOS VEINTINUEVE BOLÍVARES (Bs. 3.997.589.929)**, asignándose a gastos corrientes, gastos de capital y aplicaciones financieras el límite máximo para gastar y cuya distribución interna de carácter informativo, son los montos siguientes:

CONCEPTO	BOLÍVARES
GASTOS CORRIENTES	**3.152.224.585**
GASTOS DE CONSUMO	1.393.680.817
Remuneraciones	954.015.769
Sueldos, salarios y otras retribuciones	243.740.701
Beneficios y complementos de sueldos y salarios	345.533.058
Aportes patronales	60.222.086
Prestaciones sociales y otras indemnizaciones	73.674.554
Asistencia socioeconómica	230.845.370
Compra de bienes y servicios	439.665.048
Bienes de consumo	133.043.242
Servicios no personales	306.621.806
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.718.323.022
Al sector privado	441.817.136
Transferencias corrientes al sector privado	389.761.779
Directas a personas	389.761.779
Pensiones y otros beneficios asociados	37.144.160
Jubilaciones y otros beneficios asociados	343.777.619
Otras transferencias directas a personas	8.840.000

Donaciones corrientes al sector privado	52.055.357
Donaciones a personas	52.055.357
Al sector público	1.272.505.886
Transferencias corrientes al sector público	1.271.505.886
A los entes descentralizados sin fines empresariales para sus gastos	889.313.500
A entes descentralizados con fines empresariales no petroleros	367.332.504
Al Poder Municipal	14.859.882
Donaciones corrientes al sector público	1.000.000
A la República	1.000.000
Al sector externo	4.000.000
Donaciones corrientes al exterior	4.000.000
A personas	4.000.000
OTROS GASTOS CORRIENTES	40.220.746
Obligaciones del ejercicio vigente	244.847
Devoluciones de cobros indebidos	149.664
Devoluciones y reintegros diversos	67.348
Indemnizaciones diversas	27.835
Otros gastos corrientes	39.975.899
GASTOS DE CAPITAL	**776.478.699**
INVERSIÓN REAL DIRECTA	483.914.164
Formación bruta de capital fijo	483.914.164
Maquinaria, equipos y otros bienes muebles	97.137.280
Construcciones de bienes de dominio privado	236.606.765
Construcciones de bienes de dominio público	150.170.119
TRANSFERENCIAS Y DONACIONES DE CAPITAL	292.564.535
Al sector privado	193.217.692
Donaciones de capital al sector privado	193.217.692
A Consejos Comunales	193.217.692

Al sector público	99.346.843
Donaciones de capital al sector público	99.346.843
A la República	99.346.843
APLICACIONES FINANCIERAS	**68.886.645**
DISMINUCIÓN DE PASIVOS	68.886.645
Disminución de cuentas y efectos por pagar	68.886.645
Disminución de otras cuentas y efectos por pagar	68.886.645
Disminución de obligaciones de ejercicios anteriores	68.886.645
TOTAL GASTOS	**3.997.589.929**

DISTRITO CAPITAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Distrito Capital es una Entidad Político Territorial de la República con territorio, personalidad jurídica y patrimonio propio, con un sistema de gobierno constituido por un órgano ejecutivo, ejercido por un Jefe o Jefa de Gobierno, cuya función legislativa está a cargo de la Asamblea Nacional, tal como lo establecen las disposiciones constitucionales inherentes y la Ley Especial sobre la Organización y régimen del Distrito Capital, sancionada y publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.156 de fecha 13 de abril de 2009; constituida bajo un régimen especial distinto a los Estados, Dependencias y Territorios Federales, que conforman la actual división político territorial de la República, con el que persigue profundizar el desarrollo armónico integral de la ciudad de Caracas, para lograr su humanización.

Para el año 2013 el Gobierno del Distrito Capital enmarca su planificación en las líneas de desarrollo establecidas en el Proyecto Nacional Simón Bolívar 2007-2013, en consecuencia orienta sus recursos hacia acciones que impacten favorablemente en los ciudadanos y ciudadanas que habitan las 22 parroquias caraqueñas, propiciando un desarrollo psicosocial en las distintas actividades de tipo formativas, laborales, recreativas, deportivas, culturales, artísticas y familiares en avance al fortalecimiento de la identidad caraqueña; en infraestructura se desarrollarán urbanismos que coadyuven al cumplimiento de los objetivos previstos en el marco de la Gran Misión Vivienda Venezuela; se realizarán el mantenimiento y conservación de la vialidad, así como programas de prevención en materia de salud pública, recuperación de obras patrimoniales, culturales, recreativas y educativas que conlleven al buen vivir de la población; y consolidación de las comunas sociales y las distintas formas de asociaciones socio productivas existentes, como mecanismo estratégico de fortalecimiento de la gestión Gobierno-Comunidad.

En sentido, ha orientado sus esfuerzos en coordinación con los distintos órganos y entes de los poderes públicos nacionales, municipales y comunales a garantizar que el crecimiento económico tenga como fin el incremento del índice de desarrollo humano en el área de influencia mediante el desarrollo de políticas, programas y proyectos, que permitan seguir avanzando en la disminución de la pobreza y la desigualdad social de manera de fortalecer el perfil competitivo de la región capital.

El Gobierno del Distrito Capital formuló para el ejercicio económico financiero 2013 los siguientes proyectos de inversión social prioritarios para la materialización de sus objetivos y compatibles con su naturaleza y competencias, previstos para apoyar técnica y financieramente la expansión, modernización y competitividad de la estructura productiva y social:

- Fortalecimiento y ampliación de la atención integral a los ciudadanos y ciudadanas del Distrito Capital con la finalidad de lograr inclusión social.
- Desarrollo de políticas y estrategias para el fortalecimiento de la identidad caraqueña en el Distrito Capital.
- Plan estratégico de evaluación y seguimiento de la gestión del Gobierno del Distrito Capital
- Identificación y reducción del riesgo de las comunidades del Distrito Capital.
- Plan estratégico tecnológico para Gobierno del Distrito Capital, entes adscritos y escuelas distritales.

- Creación y difusión comunicacional de la gestión del Gobierno del Distrito Capital y sus entes adscritos.
- Fortalecimiento urbanístico del hábitat socialista en el Distrito Capital.
- Apoyo para la consolidación de las comunas socialistas del Distrito Capital.
- Creación de un modelo urbano humano y armónico para alcanzar un nuevo patrón de organización socio territorial en el Distrito Capital.
- Aportes y transferencias para financiar los proyectos de los entes descentralizados.

POLÍTICA DE FINANCIAMIENTO:

Los recursos presupuestarios del Distrito Capital para el año 2013, se estiman en Bs. 3.997.589.929, cuyas fuentes de financiamiento provienen de:

– Situado Constitucional	Bs.	2.971.976.358
– Ingresos Propios	Bs.	594.691.792
– Otras Fuentes	Bs.	430.921.779
Total	**Bs.**	**3.997.589.929**

POLÍTICA DE GASTOS:

La orientación del gasto, de acuerdo con las políticas adoptadas por el Distrito Capital, queda de la siguiente manera:

– Gastos de Personal	Bs.	954.015.769
– Materiales, Suministros y Mercancías	Bs.	133.043.242
– Servicios no Personales	Bs.	306.621.806
– Activos Reales	Bs.	483.914.164
– Transferencias y Donaciones	Bs.	2.010.887.557
– Otros Gastos	Bs.	244.847
– Disminución de Pasivos	Bs.	68.886.645
– Rectificaciones al Presupuesto	Bs.	39.975.899
Total	**Bs.**	**3.997.589.929**

RESUMEN DE PROYECTOS DEL DISTRITO CAPITAL
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento					Presupuesto 2013
			Und. Medida	Cantidad			Recursos Ordinarios				Recursos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total	Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond.Comp.intert.	Otras	Otras Fuentes	
118.284	E50000034000	Fortalecimiento y ampliación de la atención integral a los ciudadanos y ciudadanas del Distrito Capital con la finalidad de lograr inclusión social.	Persona			56.500		171.846.843				171.846.843
118.261	E50000035000	Desarrollo de políticas y estrategias para el fortalecimiento de la identidad caraqueña en el Distrito Capital	Programa			4		12.000.000				12.000.000
118.241	E50000036000	Plan Estratégico de Evaluación y Seguimiento de la Gestión del Gobierno del Distrito Capital	Proyecto Supervisado			16		1.062.719				1.062.719
118.367	E50000037000	Identificación y Reducción del Riesgo de las Comunidades del Distrito Capital	Persona Capacitada			185.536		5.000.000				5.000.000
118.322	E50000038000	Plan Estratégico tecnológico para Gobierno del Distrito Capital, Entes Adscritos y Escuelas Distritales	Equipo			2.150		20.000.000				20.000.000
118.419	E50000039000	Creación y difusión comunicacional de la gestión del Gobierno del Distrito Capital y sus Entes Adscritos	Evento			400		50.000.000				50.000.000
118.279	E50000040000	Fortalecimiento urbanístico del hábitat socialista en el Distrito Capital	Obra			237		660.000.000				660.000.000
118.500	E50000041000	Apoyo para la consolidación de las Comunas Socialistas del Distrito Capital	Comunidad Organizada y Participante			46		71.552.892				71.552.892
118.251	E50000042000	Creación de un modelo urbano humano y armónico para alcanzar un nuevo patrón de organización socio territorial en el Distrito Capital	Plan			2		5.000.000				5.000.000
	E50009999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			573.487.055		573.487.055				573.487.055
						TOTAL		1.569.949.509				1.569.949.509

RESUMEN DE ACCIONES CENTRALIZADAS DEL DISTRITO CAPITAL
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
E50000001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		950.000.000				950.000.000
E50000002000	Gestión administrativa	594.691.792	375.106.350		50.000.000		1.019.798.142
E50000003000	Previsión y protección social				380.921.779		380.921.779
E50000007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		76.920.499				76.920.499
TOTAL		594.691.792	1.402.026.849		430.921.779		2.427.640.420

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos / Salarios	Compensaciones	Presupuesto 2013
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**4.215**	**1.328**	**771**	**6.314**	**200.640.007**	**3.221.683**	**203.861.690**
Altos Funcionarios y de Elección Popular	1			1	32.780		32.780
Alto Nivel y de Dirección	42	55	19	116	2.828.088		2.828.088
Profesional y Técnico	445	318	141	904	29.773.494	312.938	30.086.432
Personal Administrativo	319	101	47	467	15.380.776	161.662	15.542.438
Personal Docente	2.527	531	500	3.558	117.183.730	1.231.676	118.415.406
Obrero	881	323	64	1.268	35.441.139	1.515.407	36.956.546
Personal Contratado	**382**	**540**		**922**	**28.444.797**		**28.444.797**
Profesional y Técnico	157	385		542	17.784.984		17.784.984
Personal Administrativo	34	41		75	2.103.911		2.103.911
Personal Docente	179	85		264	7.405.765		7.405.765
Obrero	12	29		41	1.150.137		1.150.137
TOTAL	**4.597**	**1.868**	**771**	**7.236**	**229.084.804**	**3.221.683**	**232.306.487**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Pensionados	**1.640**	**798**	**2.438**	**37.144.160**
Médicos		6	6	114.023
Empleados	1.602	780	2.382	35.774.913
Docentes	38	12	50	1.255.224
Jubilados	**6.271**	**8.491**	**14.762**	**343.777.619**
Médicos	329	352	681	17.146.928
Obreros	1.388	2.125	3.513	47.740.282
Empleados	2.120	5.136	7.256	141.478.170
Docentes	2.434	878	3.312	137.412.239
TOTAL	**7.911**	**9.289**	**17.200**	**380.921.779**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS DEL DISTRITO CAPITAL
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.01	Gastos de personal		954.015.769				954.015.769
4.02	Materiales, suministros y mercancías		133.043.242				133.043.242
4.03	Servicios no personales		306.621.806				306.621.806
4.04	Activos reales		483.914.164				483.914.164
4.07	Transferencias y donaciones	554.715.893	1.025.249.885		430.921.779		2.010.887.557
4.08	Otros gastos		244.847				244.847
4.11	Disminución de pasivos		68.886.645				68.886.645
4.98	Rectificaciones al presupuesto	39.975.899					39.975.899
TOTAL		594.691.792	2.971.976.358		430.921.779		3.997.589.929

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	554.715.893	666.789.993		50.000.000		1.271.505.886
4.07.01.00.00	Transferencias y donaciones corrientes internas	554.715.893	666.789.993		50.000.000		1.271.505.886
4.07.01.03.00	Transferencias corrientes internas al sector público	554.715.893	666.789.993		50.000.000		1.271.505.886
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	520.383.389	368.930.111				889.313.500
	- A0227 Fundación para los Niños, Niñas y Adolescentes del Distrito Capital	24.731.190	12.000.000				36.731.190
	- A0244 Fundación para la Identidad Caraqueña del Distrito Capital	31.919.999	20.000.000				51.919.999
	- A0493 Fundación Banda Marcial de Caracas	12.200.000	1.500.000				13.700.000
	- A0494 Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas	36.111.949	100.000.000				136.111.949
	- A0495 Fundación Vivienda del Distrito Capital	30.841.452	100.000.000				130.841.452
	- A1353 Servicio de Administración Tributaria del Distrito Capital (SATDC)	13.397.755	9.987.055				23.384.810
	- A1354 Cuerpo de Bomberos del Gobierno del Distrito Capital	371.181.044	125.443.056				496.624.100
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	34.332.504	283.000.000		50.000.000		367.332.504
	- A1536 Corporación de Servicios del Distrito Capital, S.A.	34.332.504	283.000.000		50.000.000		367.332.504
4.07.01.03.11	Transferencias corrientes al Poder Municipal		14.859.882				14.859.882
	- E7600 Área Metropolitana de Caracas		14.859.882				14.859.882

PROYECTO: COD. N.E: 118284 COD. PPTO: E50000034000 Fortalecimiento y ampliación de la atención integral a los ciudadanos y ciudadanas del Distrito Capital con la finalidad de lograr inclusión social.

UNIDAD DE MEDIDA: Persona

CANTIDAD: Fem.(0) Mas.(0) Total(56.500)

ASIGNACIÓN PRESUPUESTARIA: 171.846.843

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Crear condiciones para el Buen Vivir atendiendo de manera integral a niños, niñas, adolescentes, jóvenes, adultos y adultas mayores, mujeres y familia en situación de riesgo o vulnerabilidad y personas con algún tipo de discapacidad, en situación de calle o máxima exclusión social como base fundamental de las políticas de inclusión en la construcción del Socialismo.

OBJETIVOS ESPECÍFICOS: Impulsar políticas públicas de manera integral a niños, niñas, adolescentes, adultos y adultas mayores, atletas de alto rendimiento, personas con algún tipo de discapacidad, personas en situación de calle o máxima exclusión social que permitan el mejoramiento del vivir bien en la población del Distrito Capital.

RESULTADO: Atención integral a la población más vulnerable del Distrito Capital.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.02	Materiales, suministros y mercancías		50.000.000				50.000.000
4.03	Servicios no personales		30.000.000				30.000.000
4.04	Activos reales		30.000.000				30.000.000
4.07	Transferencias y donaciones		61.846.843				61.846.843
	TOTAL		**171.846.843**				**171.846.843**

PROYECTO: COD. N.E: 118261 COD. PPTO: E50000035000 Desarrollo de políticas y estrategias para el fortalecimiento de la identidad caraqueña en el Distrito Capital

UNIDAD DE MEDIDA: Programa

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 12.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Gestionar los temas relacionados con la transformación espiritual y simbólica de nuestra sociedad que se concreta en los espacios como lo cultural, patrimonial, ambientalista y los valores para el encuentro y la convivencia ciudadana.

OBJETIVOS ESPECÍFICOS: Desarrollar políticas y estrategias para el fortalecimiento de la identidad caraqueña.

RESULTADO: Programas culturales generados.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.01	Gastos de personal		4.800.000				4.800.000
4.02	Materiales, suministros y mercancías		2.400.000				2.400.000
4.03	Servicios no personales		4.800.000				4.800.000
	TOTAL		**12.000.000**				**12.000.000**

PROYECTO:	COD. N.E: 118241 COD. PPTO: E50000036000 Plan Estratégico de Evaluación y Seguimiento de la Gestión del Gobierno del Distrito Capital
UNIDAD DE MEDIDA:	Proyecto Supervisado
CANTIDAD:	Fem.(0) Mas.(0) Total(16)
ASIGNACIÓN PRESUPUESTARIA:	1.062.719
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Fortalecer y articular mecanismos internos y externos de evaluación y seguimiento de la gestión pública del Gobierno del Distrito Capital.
OBJETIVOS ESPECÍFICOS:	Establecer un plan estratégico para la evaluación y seguimiento de la gestión del Gobierno del Distrito Capital.
RESULTADO:	Proyectos aprobados por el Gobierno del Distrito Capital estandarizados y sistematizados.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.02	Materiales, suministros y mercancías		329.335				329.335
4.03	Servicios no personales		596.184				596.184
4.04	Activos reales		137.200				137.200
	TOTAL		**1.062.719**				**1.062.719**

PROYECTO: COD. N.E: 118367 COD. PPTO: E50000037000 Identificación y Reducción del Riesgo de las Comunidades del Distrito Capital

UNIDAD DE MEDIDA: Persona Capacitada

CANTIDAD: Fem.(0) Mas.(0) Total(185.536)

ASIGNACIÓN PRESUPUESTARIA: 5.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Organizar, articular y coordinar la participación popular con los entes que hacen vida en el Distritro Capital para coadyuvar a la realización de acciones orientadas a la gestión de riesgo.

OBJETIVOS ESPECÍFICOS: Sensibilizar, capacitar y dotar a la población del Distrito Capital de insumos y equipos necesarios que garanticen la autoprotección ante eventos adversos.

RESULTADO: Consejos Comunales, Unidades Educativas, entes Públicos y Privados preparados y equipados en materia de autoprotección.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.02	Materiales, suministros y mercancías		1.102.742				1.102.742
4.03	Servicios no personales		561.314				561.314
4.04	Activos reales		2.440.587				2.440.587
4.07	Transferencias y donaciones		895.357				895.357
TOTAL			5.000.000				5.000.000

PROYECTO: COD. N.E: 118322 COD. PPTO: E50000038000 Plan Estratégico tecnológico para Gobierno del Distrito Capital, Entes Adscritos y Escuelas Distritales

UNIDAD DE MEDIDA: Equipo

CANTIDAD: Fem.(0) Mas.(0) Total(2.150)

ASIGNACIÓN PRESUPUESTARIA: 20.000.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover el uso apropiado de las herramientas de tecnologías de información y comunicación por parte de los ciudadanos, comunidades de ciudadanos y emprendedores, para que se conviertan en participes activos en la planificación de politicas públicas y en la satisfacción de sus necesidades en áreas como: salud, educación, política, seguridad, alimentación, entretenimiento y cultura, entre otros.

OBJETIVOS ESPECÍFICOS: Construir una plataforma eficiente para garantizar el conocimiento, acceso y apropiación social de las tecnologías de información.

RESULTADO: Implementación de equipos de radio comunicaciones troncalizadas para reducir los tiempos de respuesta ante emergencias y siniestros por parte de los entes adscritos (Cuerpo de Bomberos del Distrito Capital y Protección Civil). Adquisición de equipos tecnológicos para optimizar la comunicación de voz y datos, e implementar espacios tecnológicos en el 100% de las Escuelas Distritales.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.02	Materiales, suministros y mercancías		1.200.000				1.200.000
4.03	Servicios no personales		6.900.000				6.900.000
4.04	Activos reales		11.900.000				11.900.000
TOTAL			**20.000.000**				**20.000.000**

PROYECTO: COD. N.E: 118419 COD. PPTO: E50000039000 Creación y difusión comunicacional de la gestión del Gobierno del Distrito Capital y sus Entes Adscritos

UNIDAD DE MEDIDA: Evento

CANTIDAD: Fem.(0) Mas.(0) Total(400)

ASIGNACIÓN PRESUPUESTARIA: 50.000.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Fortalecer, consolidar y establecer las políticas comunicacionales de la imagen del Gobierno del Distrito Capital a través de la comunicación e información sobre los logros de gestión.

OBJETIVOS ESPECÍFICOS: Fortalecer, consolidar y establecer las políticas comunicacionales de la imagen del Gobierno del Distrito Capital a través de la comunicación e información sobre los logros de gestión.

RESULTADO: Crear la estrategia comunicacional e informativa del Gobierno del Distrito Capital, coordinada a la acción informativa del Estado conforme a los lineamientos establecidos por la máxima autoridad que garantice la difusión de la gestión, con el fin de consolidarnos como un canal del Gobierno Bolivariano que brinda información de manera eficaz, clara y directa.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.01	Gastos de personal		6.000.000				6.000.000
4.02	Materiales, suministros y mercancias		2.500.000				2.500.000
4.03	Servicios no personales		38.100.000				38.100.000
4.04	Activos reales		2.400.000				2.400.000
4.07	Transferencias y donaciones		1.000.000				1.000.000
	TOTAL		**50.000.000**				**50.000.000**

PROYECTO: COD. N.E: 118279 COD. PPTO: E50000040000 Fortalecimiento urbanístico del hábitat socialista en el Distrito Capital

UNIDAD DE MEDIDA: Obra

CANTIDAD: Fem.(0) Mas.(0) Total(237)

ASIGNACIÓN PRESUPUESTARIA: 660.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Ejecutar de manera coordinada con los órganos y entes competentes en materia de infraestructura y servicios, todas aquellas obras que coadyuven al buen vivir de la población del Distrito Capital.

OBJETIVOS ESPECÍFICOS: Fortalecer el espacio y las capacidades locales del Distrito Capital, por medio de la ejecución de obras en materia de infraestructura y servicios, con el fin de brindar a las comunidades una gestión de calidad ambiental y urbana aprovechando las potencialidades y los intereses comunes de la ciudad capital.

RESULTADO: Edificaciones y espacios dirigidos a la salud, escolaridad, deporte, vialidad, espacios de esparcimiento, de servicio público y patrimoniales rehabilitados y en óptimo funcionamiento.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.03	Servicios no personales		45.523.116				45.523.116
4.04	Activos reales		385.976.884				385.976.884
4.07	Transferencias y donaciones		228.500.000				228.500.000
	TOTAL		660.000.000				660.000.000

PROYECTO:	COD. N.E: 118500 COD. PPTO: E50000041000 Apoyo para la consolidación de las Comunas Socialistas del Distrito Capital
UNIDAD DE MEDIDA:	Comunidad Organizada y Participante
CANTIDAD:	Fem.(0) Mas.(0) Total(46)
ASIGNACIÓN PRESUPUESTARIA:	71.552.892
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Crear las bases para el desarrollo de las Comunas y el Gobierno Comunal para consolidar la organización de la Caracas Socialista.
OBJETIVOS ESPECÍFICOS:	Crear las bases para el desarrollo de las Comunas y el Gobierno Comunal.
RESULTADO:	Acompañamiento técnico, político y económico.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.02	Materiales, suministros y mercancías		5.415.000				5.415.000
4.03	Servicios no personales		3.380.200				3.380.200
4.04	Activos reales		540.000				540.000
4.07	Transferencias y donaciones		62.217.692				62.217.692
TOTAL			**71.552.892**				**71.552.892**

PROYECTO: COD. N.E: 118251 COD. PPTO: E50000042000 Creación de un modelo urbano humano y armónico para alcanzar un nuevo patrón de organización socio territorial en el Distrito Capital

UNIDAD DE MEDIDA: Plan

CANTIDAD: Fem.(0) Mas.(0) Total(2)

ASIGNACIÓN PRESUPUESTARIA: 5.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Identificar y proponer acciones para la mejora del hábitat del Distrito Capital.

OBJETIVOS ESPECÍFICOS: Identificar y proponer acciones para la mejora del hábitat del Distrito Capital.

RESULTADO: Planes

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.02	Materiales, suministros y mercancías		880.000				880.000
4.03	Servicios no personales		2.400.000				2.400.000
4.04	Activos reales		1.720.000				1.720.000
	TOTAL		5.000.000				5.000.000

PROYECTO: COD. PPTO: E50009999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolivar

CANTIDAD: Fem.(0) Mas.(0) Total(573.487.055)

ASIGNACIÓN PRESUPUESTARIA: 573.487.055

DIRECTRIZ ESTRATÉGICA: No Aplica

OBJETIVO ESTRATÉGICO: NO DEFINIDO

OBJETIVOS ESPECÍFICOS: NO DEFINIDO

RESULTADO: NO DEFINIDO

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.07	Transferencias y donaciones		573.487.055				573.487.055
TOTAL			**573.487.055**				**573.487.055**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones		573.487.055				573.487.055
4.07.01.00.00	Transferencias y donaciones corrientes internas		573.487.055				573.487.055
4.07.01.03.00	Transferencias corrientes internas al sector público		573.487.055				573.487.055
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales		300.487.055				300.487.055
	- A0227 Fundación para los Niños, Niñas y Adolescentes del Distrito Capital		12.000.000				12.000.000
	- A0244 Fundación para la Identidad Caraqueña del Distrito Capital		20.000.000				20.000.000
	- A0493 Fundación Banda Marcial de Caracas		1.500.000				1.500.000
	- A0494 Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas		100.000.000				100.000.000
	- A0495 Fundación Vivienda del Distrito Capital		100.000.000				100.000.000
	- A1353 Servicio de Administración Tributaria del Distrito Capital (SATDC)		9.987.055				9.987.055
	- A1354 Cuerpo de Bomberos del Gobierno del Distrito Capital		57.000.000				57.000.000
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros		273.000.000				273.000.000
	- A1536 Corporación de Servicios del Distrito Capital, S.A.		273.000.000				273.000.000

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.01	Gastos de personal		943.215.769				943.215.769
4.03	Servicios no personales		6.784.231				6.784.231
	TOTAL		950.000.000				950.000.000

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.02	Materiales, suministros y mercancias		41.826.203				41.826.203
4.03	Servicios no personales		137.546.224				137.546.224
4.04	Activos reales		33.299.493				33.299.493
4.07	Transferencias y donaciones	554.715.893	93.302.938		50.000.000		698.018.831
4.08	Otros gastos		244.847				244.847
4.11	Disminución de pasivos		68.886.645				68.886.645
4.98	Rectificaciones al presupuesto	39.975.899					39.975.899
	TOTAL	594.691.792	375.106.350		50.000.000		1.019.798.142

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	554.715.893	93.302.938		50.000.000		698.018.831
4.07.01.00.00	Transferencias y donaciones corrientes internas	554.715.893	93.302.938		50.000.000		698.018.831
4.07.01.03.00	Transferencias corrientes internas al sector público	554.715.893	93.302.938		50.000.000		698.018.831
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	520.383.389	68.443.056				588.826.445
	- A0227 Fundación para los Niños, Niñas y Adolescentes del Distrito Capital	24.731.190					24.731.190
	- A0244 Fundación para la Identidad Caraqueña del Distrito Capital	31.919.999					31.919.999
	- A0493 Fundación Banda Marcial de Caracas	12.200.000					12.200.000
	- A0494 Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas	36.111.949					36.111.949
	- A0495 Fundación Vivienda del Distrito Capital	30.841.452					30.841.452
	- A1353 Servicio de Administración Tributaria del Distrito Capital (SATDC)	13.397.755					13.397.755
	- A1354 Cuerpo de Bomberos del Gobierno del Distrito Capital	371.181.044	68.443.056				439.624.100
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	34.332.504	10.000.000		50.000.000		94.332.504
	- A1536 Corporación de Servicios del Distrito Capital, S.A.	34.332.504	10.000.000		50.000.000		94.332.504
4.07.01.03.11	Transferencias corrientes al Poder Municipal		14.859.882				14.859.882
	- E7600 Área Metropolitana de Caracas		14.859.882				14.859.882

ACCIÓN CENTRALIZADA: Previsión y protección social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.07	Transferencias y donaciones				380.921.779		380.921.779
TOTAL					**380.921.779**		**380.921.779**

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.02	Materiales, suministros y mercancías		27.389.962				27.389.962
4.03	Servicios no personales		30.030.537				30.030.537
4.04	Activos reales		15.500.000				15.500.000
4.07	Transferencias y donaciones		4.000.000				4.000.000
TOTAL			**76.920.499**				**76.920.499**

Rectificaciones al Presupuesto del Distrito Capital

RECTIFICACIONES AL PRESUPUESTO

	BOLÍVARES
Para las erogaciones con cargo a esta partida conforme a lo dispuesto en el artículo 33 de las Disposiciones Generales de esta Ley en concordancia con el artículo 53 de la Ley Orgánica de la Administración Financiera del Sector Público.	39.975.899
TOTAL PRESUPUESTO DE GASTOS	**3.997.589.929**

Cuenta Ahorro-Inversión
Financiamiento del Distrito Capital

SECCIÓN TERCERA

Cuenta Ahorro – Inversión – Financiamiento del Distrito Capital

Artículo 50. La cuenta ahorro - inversión - financiamiento del Distrito Capital para el Ejercicio Fiscal 2013, es la siguiente:

Denominación	Presupuesto 2013 (En Bolívares)
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.997.589.929**
INGRESOS CORRIENTES ORDINARIOS	3.997.589.929
INGRESOS TRIBUTARIOS	2.849.898
Impuestos indirectos	2.849.898
Impuesto sobre la producción, el consumo y transacciones financieras	2.849.898
Impuesto sobre Licores	2.849.898
INGRESOS NO TRIBUTARIOS	3.462.452
Ingresos del dominio minero	3.462.452
Otros minerales	3.462.452
TRANSFERENCIAS CORRIENTES	3.402.898.137
Transferencias corrientes del sector público	3.402.898.137
Transferencias corrientes internas recibidas del sector público	380.921.779
De la República	380.921.779
Situado y asignaciones legales al Poder Estadal y al Poder Municipal	2.971.976.358
Del Situado Constitucional	2.971.976.358
Del Situado Estadal	2.971.976.358
Subsidio de Capitalidad	50.000.000
OTROS INGRESOS	588.379.442
Otros ingresos ordinarios	588.379.442
1.2 GASTOS CORRIENTES	**3.152.224.585**
GASTOS DE CONSUMO	1.393.680.817
Remuneraciones	954.015.769
Sueldos, salarios y otras retribuciones	243.740.701
Beneficios y complementos de sueldos y salarios	345.533.058
Aportes patronales	60.222.086
Prestaciones sociales y otras indemnizaciones	73.674.554
Asistencia socioeconómica	230.845.370
Compra de bienes y servicios	439.665.048

Cuenta Ahorro – Inversión – Financiamiento del Distrito Capital

Denominación	Presupuesto 2013 (En Bolívares)
Bienes de consumo	133.043.242
Servicios no personales	306.621.806
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.718.323.022
Al sector privado	441.817.136
Transferencias corrientes al sector privado	389.761.779
Directas a personas	389.761.779
Pensiones y otros beneficios asociados	37.144.160
Jubilaciones y otros beneficios asociados	343.777.619
Otras transferencias directas a personas	8.840.000
Donaciones corrientes al sector privado	52.055.357
Donaciones a personas	52.055.357
Al sector público	1.272.505.886
Transferencias corrientes al sector público	1.271.505.886
A los entes descentralizados sin fines empresariales para sus gastos	889.313.500
A entes descentralizados con fines empresariales no petroleros	367.332.504
Al Poder Municipal	14.859.882
Donaciones corrientes al sector público	1.000.000
A la República	1.000.000
Al sector externo	4.000.000
Donaciones corrientes al exterior	4.000.000
A personas	4.000.000
OTROS GASTOS CORRIENTES	40.220.746
Obligaciones del ejercicio vigente	244.847
Devoluciones de cobros indebidos	149.664
Devoluciones y reintegros diversos	67.348
Indemnizaciones diversas	27.835
Otros gastos corrientes	39.975.899
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**845.365.344**

Cuenta Ahorro – Inversión – Financiamiento del Distrito Capital

Denominación	Presupuesto 2013 (En Bolívares)
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**845.365.344**
RECURSOS PROPIOS DE CAPITAL	845.365.344
Ahorro en cuenta corriente	845.365.344
2.2 GASTOS DE CAPITAL	**776.478.699**
INVERSIÓN REAL DIRECTA	483.914.164
Formación bruta de capital fijo	483.914.164
Maquinaria, equipos y otros bienes muebles	97.137.280
Construcciones de bienes de dominio privado	236.606.765
Construcciones de bienes de dominio público	150.170.119
TRANSFERENCIAS Y DONACIONES DE CAPITAL	292.564.535
Al sector privado	193.217.692
Donaciones de capital al sector privado	193.217.692
A Consejos Comunales	193.217.692
Al sector público	99.346.843
Donaciones de capital al sector público	99.346.843
A la República	99.346.843
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**68.886.645**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**68.886.645**
SUPERÁVIT FINANCIERO	68.886.645
3.2 APLICACIONES FINANCIERAS	**68.886.645**
DISMINUCIÓN DE PASIVOS	68.886.645
Disminución de cuentas y efectos por pagar	68.886.645
Disminución de otras cuentas y efectos por pagar	68.886.645
Disminución de obligaciones de ejercicios anteriores	68.886.645

Entes Descentralizados Funcionalmente Sin Fines Empresariales del Distrito Capital

CAPÍTULO II

Presupuestos de Ingresos, Gastos y Operaciones de Financiamiento de los Entes Descentralizados Funcionalmente del Distrito Capital, sin Fines Empresariales

Artículo 51: Se aprueba la estimación de los ingresos y fuentes de financiamiento y se acuerdan los presupuestos de gastos y aplicaciones financieras de los Entes Descentralizados del Distrito Capital sin Fines Empresariales, que a continuación se señalan:

Distrito Capital

A0227	Fundación para los Niños, Niñas y Adolescentes del Distrito Capital
A0244	Fundación para la Identidad Caraqueña del Distrito Capital
A0493	Fundación Banda Marcial de Caracas
A0494	Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas
A0495	Fundación Vivienda del Distrito Capital
A1349	Servicio Autónomo Lotería de Caracas
A1353	Servicio de Administración Tributaria del Distrito Capital (SATDC)
A1354	Cuerpo de Bomberos del Gobierno del Distrito Capital

A0227

Fundación para los Niños, Niñas y Adolescentes del Distrito Capital

FUNDACIÓN PARA LOS NIÑOS, NIÑAS Y ADOLESCENTES DEL DISTRITO CAPITAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para los Niños, Niñas y Adolescentes del Distrito Capital, es una institución sin fines de lucro, creada por la Gobernación del Distrito Federal, mediante Decreto N°165 de fecha 23 de Mayo de 1.994, actualmente adscrita al Gobierno del Distrito Capital.

La Fundación tendrá como objetivo fundamental desarrollar programas de carácter social, educativo, asistencial, cultural, ecológico y recreativo para la asistencia y protección de los niños, niñas y adolescentes en el área metropolitana, así mismo promover y apoyar toda iniciativa de concretización y dignificación que conduzca al rescate de los valores éticos y sociales de los niños, niñas y adolescentes en el Distrito Capital.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios asignados a la Fundación para el año 2013, se estiman en Bs. 36.731.190, provenientes de la fuente de financiamiento siguiente:

– Aporte del Distrito Capital Bs. 36.731.190

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Doce Millones de Bolívares (Bs. 12.000.000) y por Acciones Centralizadas, un monto de Veinticuatro Setecientos Treinta y Un Millones Ciento Noventa Mil Bolívares (Bs. 24.731.190); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de personal	Bs.	19.885.390
– Materiales, suministros y mercancías	Bs.	7.671.600
– Servicios no personales	Bs.	6.721.200
– Activos reales	Bs.	1.333.000
– Transferencias y donaciones	Bs.	1.120.000
Total	**Bs.**	**36.731.190**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ORGANISMO:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución del proyecto siguiente:

- Atención y Abordaje Integral para los Niños, Niñas y Adolescentes del Distrito Capital.

- **RESULTADO ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán en la ejecución del presupuesto 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta corriente: Ahorro	Bs.	1.333.000
– Cuenta capital: Equilibrio	Bs.	0

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**36.731.190**
INGRESOS CORRIENTES ORDINARIOS	36.731.190
TRANSFERENCIAS CORRIENTES	36.731.190
Transferencias corrientes del sector público	36.731.190
Transferencias corrientes internas recibidas del sector público	36.731.190
Del Poder Estadal	36.731.190
TOTAL RECURSOS	**36.731.190**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**35.398.190**
GASTOS DE CONSUMO	34.278.190
Remuneraciones	19.885.390
Sueldos, salarios y otras retribuciones	8.604.211
Beneficios y complementos de sueldos y salarios	6.930.218
Aportes patronales	1.087.306
Prestaciones sociales y otras indemnizaciones	1.765.324
Asistencia socioeconómica	1.498.331
Compra de bienes y servicios	14.392.800
Bienes de consumo	7.671.600
Servicios no personales	6.721.200
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.120.000
Al sector privado	1.120.000
Donaciones corrientes al sector privado	1.120.000
Donaciones a personas	560.000
Donaciones a instituciones sin fines de lucro	560.000
GASTOS DE CAPITAL	**1.333.000**
INVERSIÓN REAL DIRECTA	1.333.000
Formación bruta de capital fijo	1.333.000
Maquinaria, equipos y otros bienes muebles	1.333.000
TOTAL GASTOS	**36.731.190**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
			Fem.	Masc.	Total					
118306	Atención y Abordaje Integral para los Niños, Niñas y Adolescentes del Distrito Capital	Niña, Niño, Adolescente y Joven	5.180	3.454	8.634		12.000.000			12.000.000
TOTAL							12.000.000			12.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		20.168.841			20.168.841
02	Gestión administrativa		4.562.349			4.562.349
TOTAL			24.731.190			24.731.190

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/ Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**230**	**64**	**45**	**339**	**8.590.675**		**8.590.675**
Alto Nivel y de Dirección	5			5	128.520		128.520
Directivo	6	8		14	367.729		367.729
Profesional y Técnico	71	22	28	121	3.200.719		3.200.719
Personal Administrativo	42	15	6	63	1.552.154		1.552.154
Obrero	106	19	11	136	3.341.553		3.341.553
TOTAL	**230**	**64**	**45**	**339**	**8.590.675**		**8.590.675**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	19.885.390
4.02	Materiales, suministros y mercancías	7.671.600
4.03	Servicios no personales	6.721.200
4.04	Activos reales	1.333.000
4.07	Transferencias y donaciones	1.120.000
	TOTAL	**36.731.190**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**36.731.190**
INGRESOS CORRIENTES ORDINARIOS	36.731.190
TRANSFERENCIAS CORRIENTES	36.731.190
Transferencias corrientes del sector público	36.731.190
Transferencias corrientes internas recibidas del sector público	36.731.190
Del Poder Estadal	36.731.190
1.2 GASTOS CORRIENTES	**35.398.190**
GASTOS DE CONSUMO	34.278.190
Remuneraciones	19.885.390
Sueldos, salarios y otras retribuciones	8.604.211
Beneficios y complementos de sueldos y salarios	6.930.218
Aportes patronales	1.087.306
Prestaciones sociales y otras indemnizaciones	1.765.324
Asistencia socioeconómica	1.498.331
Compra de bienes y servicios	14.392.800
Bienes de consumo	7.671.600
Servicios no personales	6.721.200
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.120.000
Al sector privado	1.120.000
Donaciones corrientes al sector privado	1.120.000
Donaciones a personas	560.000
Donaciones a instituciones sin fines de lucro	560.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.333.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.333.000**
RECURSOS PROPIOS DE CAPITAL	1.333.000
Ahorro/ Desahorro en cuenta corriente	1.333.000
2.2 GASTOS DE CAPITAL	**1.333.000**
INVERSIÓN REAL DIRECTA	1.333.000
Formación bruta de capital fijo	1.333.000
Maquinaria, equipos y otros bienes muebles	1.333.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0244

Fundación para la Identidad Caraqueña del Distrito Capital

FUNDACIÓN PARA LA IDENTIDAD CARAQUEÑA DEL DISTRITO CAPITAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación para la Identidad Caraqueña del Distrito Capital fue constituida mediante Decreto N° 112 de la Gaceta Oficial del Distrito Capital N° 096 de fecha 09 de diciembre de 2011, tiene por objeto administrar y coordinar el funcionamiento de los espacios monumentales, culturales y turísticos recuperados o construidos por el Gobierno del Distrito Capital para el disfrute de los ciudadanos, promoviendo un modelo de gestión que tienda hacia la autosustentabilidad de dichos espacios; así como, dirigir, coordinar, desarrollar y ejecutar proyectos, planes y programas destinados a generar nuevos aportes culturales y turísticos al Distrito Capital y a preservar, desarrollar y promocionar los valores literarios, históricos, artísticos, patrimoniales y de identidad de la ciudad de Caracas.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios asignados a la Fundación Identidad Caraqueña del Distrito Capital para el año 2013, se estiman en Bs. 51.919.999 proveniente de la siguiente fuente de financiamiento:

– Aporte del Distrito Capital	Bs.	51.919.999

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Veinte Millones de Bolívares (20.000.000) y por Acciones Centralizadas la cantidad de Treinta y Un Millones Novecientos Diecinueve Mil Novecientos Noventa y Nueve Bolívares (31.919.999), en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de Personal	Bs.	22.474.135
– Materiales, Suministros y Mercancías	Bs.	10.500.000
– Servicios No Personales	Bs.	13.445.864
– Activos Reales	Bs.	4.000.000
– Transferencias y Donaciones	Bs.	1.500.000
Total	**Bs.**	**51.919.999**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación para el ejercicio presupuestario 2013, se orientarán a la ejecución del siguiente proyecto:

- Activación del potencial sociocultural para el fortalecimiento de la identidad caraqueña a través de la puesta en uso social de los espacios públicos y las edificaciones patrimoniales recuperadas en el Distrito Capital

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Ahorro	Bs.	4.000.000
– Cuenta Capital:	Equilibrio	Bs.	0

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**51.919.999**
INGRESOS CORRIENTES ORDINARIOS	51.919.999
TRANSFERENCIAS CORRIENTES	51.919.999
Transferencias corrientes del sector público	51.919.999
Transferencias corrientes internas recibidas del sector público	51.919.999
Del Poder Estadal	51.919.999
TOTAL RECURSOS	**51.919.999**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**47.919.999**
GASTOS DE CONSUMO	46.419.999
Remuneraciones	22.474.135
Sueldos, salarios y otras retribuciones	10.548.487
Beneficios y complementos de sueldos y salarios	6.537.311
Aportes patronales	819.067
Prestaciones sociales y otras indemnizaciones	998.563
Asistencia socioeconómica	3.570.707
Compra de bienes y servicios	23.945.864
Bienes de consumo	10.500.000
Servicios no personales	13.445.864
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.500.000
Al sector privado	1.500.000
Transferencias corrientes al sector privado	1.500.000
Transferencias corrientes a Consejos Comunales	1.500.000
GASTOS DE CAPITAL	**4.000.000**
INVERSIÓN REAL DIRECTA	4.000.000
Formación bruta de capital fijo	4.000.000
Maquinaria, equipos y otros bienes muebles	4.000.000
TOTAL GASTOS	**51.919.999**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
			Fem.	Masc.	Total					
118289	Activación del potencial sociocultural para el fortalecimiento de la identidad caraqueña a través de la puesta en uso social de los espacios públicos y las edificaciones patrimoniales recuperadas en el Distrito Capital	Actividad			180		20.000.000			20.000.000
TOTAL							20.000.000			20.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		17.919.999			17.919.999
02	Gestión administrativa		14.000.000			14.000.000
TOTAL			31.919.999			31.919.999

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**22**	**26**	**49**	**97**	**2.514.840**	**233.223**	**2.748.063**
Alto Nivel y de Dirección	3		2	5	128.520		128.520
Profesional y Técnico	8	24	29	61	1.159.776	115.978	1.275.754
Personal Administrativo	11	1	17	29	1.172.448	117.245	1.289.693
Obrero		1	1	2	54.096		54.096
Personal Contratado			**88**	**88**	**7.930.591**		**7.930.591**
Profesional y Técnico			88	88	7.930.591		7.930.591
TOTAL	**22**	**26**	**137**	**185**	**10.445.431**	**233.223**	**10.678.654**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	22.474.135
4.02	Materiales, suministros y mercancías	10.500.000
4.03	Servicios no personales	13.445.864
4.04	Activos reales	4.000.000
4.07	Transferencias y donaciones	1.500.000
	TOTAL	**51.919.999**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**51.919.999**
INGRESOS CORRIENTES ORDINARIOS	51.919.999
TRANSFERENCIAS CORRIENTES	51.919.999
Transferencias corrientes del sector público	51.919.999
Transferencias corrientes internas recibidas del sector público	51.919.999
Del Poder Estadal	51.919.999
1.2 GASTOS CORRIENTES	**47.919.999**
GASTOS DE CONSUMO	46.419.999
Remuneraciones	22.474.135
Sueldos, salarios y otras retribuciones	10.548.487
Beneficios y complementos de sueldos y salarios	6.537.311
Aportes patronales	819.067
Prestaciones sociales y otras indemnizaciones	998.563
Asistencia socioeconómica	3.570.707
Compra de bienes y servicios	23.945.864
Bienes de consumo	10.500.000
Servicios no personales	13.445.864
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.500.000
Al sector privado	1.500.000
Transferencias corrientes al sector privado	1.500.000
Transferencias corrientes a Consejos Comunales	1.500.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**4.000.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.000.000**
RECURSOS PROPIOS DE CAPITAL	4.000.000
Ahorro en cuenta corriente	4.000.000
2.2 GASTOS DE CAPITAL	**4.000.000**
INVERSIÓN REAL DIRECTA	4.000.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
Formación bruta de capital fijo	4.000.000
Maquinaria, equipos y otros bienes muebles	4.000.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0493

Fundación Banda Marcial de Caracas

FUNDACIÓN BANDA MARCIAL DE CARACAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Banda Marcial de Caracas es creada en el año 1864 bajo el gobierno de Juan Crisóstomo Falcón, la cual estuvo adscrita al Ministerio de Guerras y Marinas hasta 1936, luego paso a la Gobernación del Distrito Capital, siguiendo su trayectoria pasa al Alcalde Mayor hasta el año 2000, hoy en día se encuentra adscrita como ente descentralizado al Gobierno del Distrito Capital.

La Fundación tiene por objeto fortalecer las actividades Musicales que promuevan la ejecución y creación de obras musicales venezolanas, latinoamericana e internacionales en todos sus géneros, promulgándola y promocionándola mediante conciertos y retretas en diferentes escenarios culturales dirigidos a las distintas comunidades.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios asignados a la Fundación para el año 2013, se estiman en Bs. 13.700.000, provenientes de la siguiente fuente de financiamiento:

– Aporte del Distrito Capital	Bs.	13.700.000

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Un Millón Quinientos Mil Bolívares (Bs. 1.500.000), y por Acciones Centralizadas, un monto de Doce Millones Doscientos Mil Bolívares (Bs. 12.200.000); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de Personal	Bs.	12.108.175
– Materiales, Suministros y Mercancías	Bs.	177.300
– Servicios No Personales	Bs.	1.125.376
– Activos Reales	Bs.	200.000
– Disminución de Pasivos	Bs.	89.149
Total	**Bs.**	**13.700.000**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación para el ejercicio presupuestario 2013, se orientarán a la ejecución del siguiente proyecto:

– Divulgación del Acervo Musical Caraqueño, Nacional y Universal.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán en la ejecución del presupuesto 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta corriente: Ahorro	Bs.	289.149
– Cuenta capital: Superávit	Bs.	89.149

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**13.700.000**
INGRESOS CORRIENTES ORDINARIOS	13.700.000
TRANSFERENCIAS CORRIENTES	13.700.000
Transferencias corrientes del sector público	13.700.000
Transferencias corrientes internas recibidas del sector público	13.700.000
Del Poder Estadal	13.700.000
TOTAL RECURSOS	**13.700.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**13.410.851**
GASTOS DE CONSUMO	13.410.851
Remuneraciones	12.108.175
Sueldos, salarios y otras retribuciones	3.264.030
Beneficios y complementos de sueldos y salarios	6.434.386
Aportes patronales	1.426.140
Prestaciones sociales y otras indemnizaciones	613.295
Asistencia socioeconómica	370.324
Compra de bienes y servicios	1.302.676
Bienes de consumo	177.300
Servicios no personales	1.125.376
GASTOS DE CAPITAL	**200.000**
INVERSIÓN REAL DIRECTA	200.000
Formación bruta de capital fijo	200.000
Maquinaria, equipos y otros bienes muebles	200.000
APLICACIONES FINANCIERAS	**89.149**
DISMINUCIÓN DE PASIVOS	89.149
Disminución de cuentas y efectos por pagar	89.149
Disminución de cuentas y efectos por pagar a corto plazo	89.149
Disminución de sueldos, salarios y otras remuneraciones por pagar	89.149
TOTAL GASTOS	**13.700.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
			Fem.	Masc.	Total					
118259	Divulgación del Acervo Musical Caraqueño, Nacional y Universal	Servicio			49		1.500.000			1.500.000
TOTAL							1.500.000			1.500.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		11.579.075			11.579.075
02	Gestión administrativa		620.925			620.925
TOTAL			12.200.000			12.200.000

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**21**	**62**	**15**	**98**	**2.642.004**		**2.642.004**
Alto Nivel y de Dirección	4	2	5	11	275.976		275.976
Profesional y Técnico	10	45	10	65	1.699.428		1.699.428
Personal Administrativo	6	9		15	494.616		494.616
Obrero	1	6		7	171.984		171.984
Personal Contratado			**5**	**5**	**555.500**		**555.500**
Profesional y Técnico			5	5	555.500		555.500
TOTAL	**21**	**62**	**20**	**103**	**3.197.504**		**3.197.504**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	12.108.175
4.02	Materiales, suministros y mercancías	177.300
4.03	Servicios no personales	1.125.376
4.04	Activos reales	200.000
4.11	Disminución de pasivos	89.149
	TOTAL	**13.700.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**13.700.000**
INGRESOS CORRIENTES ORDINARIOS	13.700.000
TRANSFERENCIAS CORRIENTES	13.700.000
Transferencias corrientes del sector público	13.700.000
Transferencias corrientes internas recibidas del sector público	13.700.000
Del Poder Estadal	13.700.000
1.2 GASTOS CORRIENTES	**13.410.851**
GASTOS DE CONSUMO	13.410.851
Remuneraciones	12.108.175
Sueldos, salarios y otras retribuciones	3.264.030
Beneficios y complementos de sueldos y salarios	6.434.386
Aportes patronales	1.426.140
Prestaciones sociales y otras indemnizaciones	613.295
Asistencia socioeconómica	370.324
Compra de bienes y servicios	1.302.676
Bienes de consumo	177.300
Servicios no personales	1.125.376
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**289.149**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**289.149**
RECURSOS PROPIOS DE CAPITAL	289.149
Ahorro en cuenta corriente	289.149
2.2 GASTOS DE CAPITAL	**200.000**
INVERSIÓN REAL DIRECTA	200.000
Formación bruta de capital fijo	200.000
Maquinaria, equipos y otros bienes muebles	200.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**89.149**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**89.149**
SUPERÁVIT FINANCIERO	89.149
3.2 APLICACIONES FINANCIERAS	**89.149**
DISMINUCIÓN DE PASIVOS	89.149
Disminución de cuentas y efectos por pagar	89.149
Disminución de cuentas y efectos por pagar a corto plazo	89.149
Disminución de sueldos, salarios y otras remuneraciones por pagar	89.149

A0494

Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas

FUNDACIÓN PARA EL DESARROLLO ENDÓGENO COMUNAL AGROALIMENTARIO FUNDECA YERBA CARACAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

Esta Fundación tiene por objeto garantizar el desarrollo del sistema de almacenamiento y distribución de alimentos estratégicos para el Distrito Capital, que permite la autonomía, administración, control y racionamiento en condiciones normales y de contingencia, de alimentos para niños, niñas y adolescentes, así como para los adultos mayores y discapacitados. Esto es posible a través de la puesta en servicio de los centros bolivarianos de acopio que se distribuyen a lo largo del territorio de la ciudad capital.

• POLÍTICA DE FINANCIAMIENTO:

Los recursos presupuestarios asignados a la Fundación para el año 2013, se estiman en Bs. 136.202.449, provenientes de las siguientes fuentes de financiamiento:

– Aporte del Distrito Capital	Bs.	136.111.949
– Disminución de disponibilidades	Bs.	90.500

• POLÍTICA DE GASTOS:

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Cien Millones Noventa Mil Quinientos Bolívares (Bs. 100.090.500), y por Acciones Centralizadas, un monto de Treinta y Seis Millones Ciento Once Mil Novecientos Cuarenta y Nueve Bolívares (Bs. 36.111.949); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de personal	Bs.	32.655.331
– Materiales, suministros y mercancías	Bs.	82.558.605
– Servicios no personales	Bs.	16.295.748
– Activos reales	Bs.	4.246.521
– Disminución de pasivos	Bs.	446.244
Total	**Bs.**	**136.202.449**

• POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución del proyecto "Programa integral de alimentación revolucionaria (PIAR)", ofreciendo el apoyo necesario para el cumplimiento de las metas institucionales ubicadas en el suministro de 4.788 toneladas de alimentos al año que se convertirán en desayunos, almuerzos, meriendas y cenas para niños, niñas en población escolar, bomberos, protección civil y poblaciones especiales que son atendidas por el Distrito Capital y que contribuyen de igual manera con las metas y estrategias señaladas en el Plan Nacional Socialista Simón Bolívar 2007-2013.

• RESULTADO ECONÓMICO Y FINANCIERO:

Las cuentas corriente y de capital, arrojarán en la ejecución del presupuesto 2013, como resultado económico y financiero, los montos siguientes:

– Cuenta corriente:	Ahorro	Bs. 4.602.265
– Cuenta capital:	Superavit	Bs. 355.744

- **CUENTAS FINANCIERAS:**

Como fuentes de financiamiento destacan, la disminución de las disponibilidades en bancos por un monto de Bs.90.500, y un superavit financiero de Bs. 355.744, que totalizan Bs. 446.244, los cuales se destinarán a cubrir una disminución de cuentas y efectos por pagar de Bs. 446.244.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**136.111.949**
INGRESOS CORRIENTES ORDINARIOS	136.111.949
TRANSFERENCIAS CORRIENTES	136.111.949
Transferencias corrientes del sector público	136.111.949
Transferencias corrientes internas recibidas del sector público	136.111.949
Del Poder Estadal	136.111.949
FUENTES DE FINANCIAMIENTO	**90.500**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	90.500
Disminución de otros activos financieros	90.500
Disminución de disponibilidades	90.500
Disminución de bancos	90.500
TOTAL RECURSOS	**136.202.449**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**131.509.684**
GASTOS DE CONSUMO	131.509.684
Remuneraciones	32.655.331
Sueldos, salarios y otras retribuciones	15.250.187
Beneficios y complementos de sueldos y salarios	8.395.396
Aportes patronales	1.977.412
Prestaciones sociales y otras indemnizaciones	2.315.044
Asistencia socioeconómica	4.576.632
Otros gastos de personal	140.660
Compra de bienes y servicios	87.425.992
Bienes de consumo	82.558.605

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
Servicios no personales	4.867.387
Impuestos indirectos	11.428.361
GASTOS DE CAPITAL	**4.246.521**
INVERSIÓN REAL DIRECTA	4.246.521
Formación bruta de capital fijo	4.246.521
Maquinaria, equipos y otros bienes muebles	4.246.521
APLICACIONES FINANCIERAS	**446.244**
DISMINUCIÓN DE PASIVOS	446.244
Disminución de cuentas y efectos por pagar	446.244
Disminución de cuentas y efectos por pagar a corto plazo	446.244
Disminución de aportes patronales y retenciones laborales por pagar	446.244
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	446.244
TOTAL GASTOS	**136.202.449**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
			Fem.	Masc.	Total					
118311	Programa Integral de Alimentación Revolucionaria (PIAR)	Tonelada			4.788	90.500	100.000.000			100.090.500
TOTAL						**90.500**	**100.000.000**			**100.090.500**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		32.655.331			32.655.331
02	Gestión administrativa		3.456.618			3.456.618
03	Previsión y protección social					
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres					
TOTAL			**36.111.949**			**36.111.949**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**65**	**126**	**59**	**250**	**12.078.495**	**85.144**	**12.163.639**
Alto Nivel y de Dirección	3	5		8	1.055.604		1.055.604
Profesional y Técnico	25	25	7	57	3.078.516	79.970	3.158.486
Personal Administrativo	22	16	15	53	2.862.480	5.174	2.867.654
Obrero	15	80	37	132	5.081.895		5.081.895
TOTAL	**65**	**126**	**59**	**250**	**12.078.495**	**85.144**	**12.163.639**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	32.655.331
4.02	Materiales, suministros y mercancías	82.558.605
4.03	Servicios no personales	16.295.748
4.04	Activos reales	4.246.521
4.11	Disminución de pasivos	446.244
	TOTAL	**136.202.449**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2013
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**136.111.949**
INGRESOS CORRIENTE ORDINARIO	136.111.949
TRANSFERENCIAS CORRIENTES	136.111.949
Transferencias corrientes del sector público	136.111.949
Transferencias corrientes internas recibidas del sector público	136.111.949
Del Poder Estadal	136.111.949
1.2 GASTOS CORRIENTES	**131.509.684**
GASTOS DE CONSUMO	131.509.684
Remuneraciones	32.655.331
Sueldos, salarios y otras retribuciones	15.250.187
Beneficios y complementos de sueldos y salarios	8.395.396
Aportes patronales	1.977.412
Prestaciones sociales y otras indemnizaciones	2.315.044
Asistencia socioeconómica	4.576.632
Otros gastos de personal	140.660
Compra de bienes y servicios	87.425.992
Bienes de consumo	82.558.605
Servicios no personales	4.867.387
Impuestos indirectos	11.428.361
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**4.602.265**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.602.265**
RECURSOS PROPIOS DE CAPITAL	4.602.265
Ahorro en cuenta corriente	4.602.265
2.2 GASTOS DE CAPITAL	**4.246.521**
INVERSIÓN REAL DIRECTA	4.246.521
Formación bruta de capital fijo	4.246.521
Maquinaria, equipos y otros bienes muebles	4.246.521

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**355.744**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**446.244**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	90.500
Disminución de otros activos financieros	90.500
Disminución de disponibilidades	90.500
Disminución de bancos	90.500
SUPERÁVIT FINANCIERO	355.744
3.2 APLICACIONES FINANCIERAS	**446.244**
DISMINUCIÓN DE PASIVOS	446.244
Disminución de cuentas y efectos por pagar	446.244
Disminución de cuentas y efectos por pagar a corto plazo	446.244
Disminución de aportes patronales y retenciones laborales por pagar	446.244
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	446.244

A0495

Fundación Vivienda del Distrito Capital

FUNDACIÓN VIVIENDA DEL DISTRITO CAPITAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

La Fundación Vivienda del Distrito Capital, tiene como objetivo la promoción, administración y ejecución de planes, programas y proyectos de vivienda y hábitat de conformidad con las políticas y directrices emanadas tanto del Gobierno del Distrito Capital, como del Ejecutivo Nacional y del Ente Rector en materia de vivienda y hábitat, a fin de atender en forma integral los requerimientos de la población del Distrito Capital.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios asignados a la Fundación, provienen fundamentalmente de las transferencias asignadas por el Gobierno del Distrito Capital, para la ejecución de actividades en el ámbito habitacional, que permitan beneficiar a familias de escasos recursos o en situación inminente de alto riesgo en toda la jurisdicción del Distrito Capital.

Los recursos presupuestarios a ejecutar para el ejercicio fiscal 2013, se estiman en Bs. 130.841.452, provenientes de la fuente de financiamiento siguiente:

– Aportes del Poder Estadal (Distrito Capital)	Bs.	130.841.452

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en el Plan Operativo Anual del año 2013, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Cien Millones de Bolívares (Bs. 100.000.000) y por Acciones Centralizadas, un monto de Treinta Millones Ochocientos Cuarenta y Un Mil Cuatrocientos Cincuenta y Dos Bolívares (Bs. 30.841.452); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	26.424.968
– Materiales, Suministros y Mercancías	Bs.	13.977.646
– Servicios No Personales	Bs.	22.737.952
– Activos Reales	Bs.	29.400.886
– Transferencias y Donaciones	Bs.	38.300.000
Total	**Bs.**	**130.841.452**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2013, se orientarán a la ejecución del proyecto siguiente:

- Construcción, sustitución y mejoras de viviendas y espacios para la consecución del hábitat socialista en el Distrito Capital.

- **RESULTADO ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

Cuenta Corriente: Ahorro	Bs.	66.965.886
Cuenta Capital: Equilibrio	Bs.	0

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**130.841.452**
INGRESOS CORRIENTES ORDINARIOS	130.841.452
TRANSFERENCIAS CORRIENTES	130.841.452
Transferencias corrientes del sector público	130.841.452
Transferencias corrientes internas recibidas del sector público	130.841.452
Del Poder Estadal	130.841.452
TOTAL RECURSOS	**130.841.452**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**63.875.566**
GASTOS DE CONSUMO	63.140.566
Remuneraciones	26.424.968
Sueldos, salarios y otras retribuciones	6.520.141
Beneficios y complementos de sueldos y salarios	6.185.578
Aportes patronales	1.557.530
Prestaciones sociales y otras indemnizaciones	2.902.867
Asistencia socioeconómica	2.491.799
Otros gastos de personal	6.767.053
Compra de bienes y servicios	21.852.883
Bienes de consumo	13.977.646
Servicios no personales	7.875.237
Impuestos indirectos	14.862.715

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
TRANSFERENCIAS Y DONACIONES CORRIENTES	735.000
Al sector privado	735.000
Donaciones corrientes al sector privado	735.000
Donaciones a personas	735.000
GASTOS DE CAPITAL	**66.965.886**
INVERSIÓN REAL DIRECTA	29.400.886
Formación bruta de capital fijo	29.399.886
Maquinaria, equipos y otros bienes muebles	7.789.172
Construcciones de bienes de dominio privado	16.110.714
Construcciones de bienes de dominio público	5.500.000
Bienes intangibles	1.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	37.565.000
Al sector privado	37.565.000
Transferencias de capital al sector privado	37.565.000
A personas	37.565.000
TOTAL GASTOS	**130.841.452**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
			Femenino	Masculino	Total					
118246	Construcción, Sustitución y Mejoras de Viviendas y Espacios para la consecución del Hábitat Socialista en el Distrito Capital	Persona Beneficiada			23.570		100.000.000			100.000.000
TOTAL							100.000.000			100.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		26.525.875			26.525.875
02	Gestión administrativa		4.315.577			4.315.577
TOTAL			30.841.452			30.841.452

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**95**	**78**	**13**	**186**	**6.441.061**		**6.441.061**
Alto Nivel y de Dirección		1		1	26.280		26.280
Personal Administrativo	89	48	13	150	5.402.280		5.402.280
Obrero	6	29		35	1.012.501		1.012.501
Personal Contratado	**2**			**2**	**79.080**		**79.080**
Personal Administrativo	2			2	79.080		79.080
TOTAL	**97**	**78**	**13**	**188**	**6.520.141**		**6.520.141**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	26.424.968
4.02	Materiales, suministros y mercancías	13.977.646
4.03	Servicios no personales	22.737.952
4.04	Activos reales	29.400.886
4.07	Transferencias y donaciones	38.300.000
	TOTAL	**130.841.452**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**130.841.452**
INGRESOS CORRIENTES ORDINARIOS	130.841.452
TRANSFERENCIAS CORRIENTES	130.841.452
Transferencias corrientes del sector público	130.841.452
Transferencias corrientes internas recibidas del sector público	130.841.452
Del Poder Estadal	130.841.452
1.2 GASTOS CORRIENTES	**63.875.566**
GASTOS DE CONSUMO	63.140.566
Remuneraciones	26.424.968
Sueldos, salarios y otras retribuciones	6.520.141
Beneficios y complementos de sueldos y salarios	6.185.578
Aportes patronales	1.557.530
Prestaciones sociales y otras indemnizaciones	2.902.867
Asistencia socioeconómica	2.491.799
Otros gastos de personal	6.767.053
Compra de bienes y servicios	21.852.883
Bienes de consumo	13.977.646
Servicios no personales	7.875.237
Impuestos indirectos	14.862.715
TRANSFERENCIAS Y DONACIONES CORRIENTES	735.000
Al sector privado	735.000
Donaciones corrientes al sector privado	735.000
Donaciones a personas	735.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**66.965.886**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**66.965.886**
RECURSOS PROPIOS DE CAPITAL	66.965.886
Ahorro en cuenta corriente	66.965.886
2.2 GASTOS DE CAPITAL	**66.965.886**
INVERSIÓN REAL DIRECTA	29.400.886
Formación bruta de capital fijo	29.399.886
Maquinaria, equipos y otros bienes muebles	7.789.172
Construcciones de bienes de dominio privado	16.110.714
Construcciones de bienes de dominio público	5.500.000
Bienes intangibles	1.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	37.565.000
Al sector privado	37.565.000
Transferencias de capital al sector privado	37.565.000
A personas	37.565.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A1349

Servicio Autónomo Lotería de Caracas

SERVICIO AUTÓNOMO LOTERÍA DE CARACAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Servicio Autónomo Lotería de Caracas, tiene por objeto recaudar recursos provenientes de la explotación de juegos de lotería bien que la actividad se realice de forma directa o a través de terceros, a objeto de financiar la asistencia social principalmente en materia de salud, deporte, cultura y recreación, de acuerdo con las demandas que presenten las personas necesitadas u organismos de atención social sin fines empresariales, de acuerdo con las líneas que defina conjuntamente con el Gobierno del Distrito Capital, ayudando así a cubrir de manera activa y efectiva las necesidades presentes en la población que hace vida en el territorio nacional, principalmente en las áreas antes señaladas.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para el Servicio Autónomo Lotería de Caracas en el año 2013, se estiman en Bs. 6.250.000, provenientes de la fuente de financiamiento siguiente:

– Recursos propios	Bs.	6.250.000

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, el Servicio Autónomo Lotería de Caracas presenta una estructura de gastos por Proyectos que demanda la cantidad de Dos Millones Quinientos Mil Bolívares Exactos (Bs. 2.500.000), y por Acciones Centralizadas, un monto de Tres Millones Setecientos Cincuenta Mil Bolívares Exactos (Bs. 3.750.000); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de personal	Bs.	2.705.586
– Materiales, suministros y mercancías	Bs.	135.672
– Servicios no personales	Bs.	774.540
– Activos reales	Bs.	3.000
– Transferencias y donaciones	Bs.	2.625.000
– Disminución de pasivos	Bs.	6.202
Total	**Bs.**	**6.250.000**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL SERVICIO AUTÓNOMO LOTERÍA DE CARACAS:**

Las acciones a realizar, así como los recursos asignados al Servicio Autónomo Lotería de Caracas en el ejercicio presupuestario 2013, se orientarán a la ejecución del proyecto siguiente:

- Beneficencia pública y asistencia social a personas e instituciones.

- **RESULTADO ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital del Servicio Autónomo Lotería de Caracas, arrojarán en la ejecución del presupuesto 2013, como resultados económico y financiero, los siguientes:

– Cuenta corriente: Ahorro	Bs.	9.202
– Cuenta capital: Superávit	Bs.	6.202

- **CUENTAS FINANCIERAS:**

El superávit resultante de la cuenta capital por un monto de Bs. 6.202, permitirá el financiamiento de las aplicaciones financieras destinadas a la cancelación de pasivos por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**6.250.000**
INGRESOS CORRIENTES ORDINARIOS	6.250.000
INGRESOS DE OPERACIÓN	6.250.000
Otros ingresos de operación	6.250.000
TOTAL RECURSOS	**6.250.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**6.240.798**
GASTOS DE CONSUMO	3.615.798
Remuneraciones	2.705.586
Sueldos, salarios y otras retribuciones	660.180
Beneficios y complementos de sueldos y salarios	566.072
Aportes patronales	206.702
Prestaciones sociales y otras indemnizaciones	274.012
Asistencia socioeconómica	80.288
Otros gastos de personal	918.332
Compra de bienes y servicios	910.212
Bienes de consumo	135.672
Servicios no personales	774.540
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.625.000
Al sector privado	2.400.000
Transferencias corrientes al sector privado	100.000
Otras transferencias corrientes internas al sector privado	100.000
Donaciones corrientes al sector privado	2.300.000
Donaciones a personas	2.300.000
Al sector público	225.000
Transferencias corrientes al sector público	225.000
A los entes descentralizados sin fines empresariales para sus gastos	125.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
A instituciones de protección social para atender beneficios de la seguridad social	100.000
GASTOS DE CAPITAL	**3.000**
INVERSIÓN REAL DIRECTA	3.000
Formación bruta de capital fijo	3.000
Maquinaria, equipos y otros bienes muebles	3.000
APLICACIONES FINANCIERAS	**6.202**
DISMINUCIÓN DE PASIVOS	6.202
Disminución de cuentas y efectos por pagar	6.202
Disminución de cuentas y efectos por pagar a corto plazo	6.202
Disminución de sueldos, salarios y otras remuneraciones por pagar	6.202
TOTAL GASTOS	**6.250.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
			Fem.	Masc.	Total					
118280	Beneficencia pública y asistencia social a personas e instituciones	Persona			1.500	2.500.000				2.500.000
TOTAL						2.500.000				2.500.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	2.705.915				2.705.915
02	Gestión administrativa	1.044.085				1.044.085
TOTAL		3.750.000				3.750.000

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**14**	**7**	**2**	**23**	**660.180**		**660.180**
Alto Nivel y de Dirección	1			1	25.560		25.560
Profesional y Técnico	8	3		11	303.588		303.588
Personal Administrativo	4	2		6	176.948		176.948
Obrero	1	2	2	5	154.084		154.084
TOTAL	**14**	**7**	**2**	**23**	**660.180**		**660.180**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	2.705.586
4.02	Materiales, suministros y mercancías	135.672
4.03	Servicios no personales	774.540
4.04	Activos reales	3.000
4.07	Transferencias y donaciones	2.625.000
4.11	Disminución de pasivos	6.202
	TOTAL	**6.250.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**6.250.000**
INGRESOS CORRIENTES ORDINARIOS	6.250.000
INGRESOS DE OPERACIÓN	6.250.000
Otros ingresos de operación	6.250.000
1.2 GASTOS CORRIENTES	**6.240.798**
GASTOS DE CONSUMO	3.615.798
Remuneraciones	2.705.586
Sueldos, salarios y otras retribuciones	660.180
Beneficios y complementos de sueldos y salarios	566.072
Aportes patronales	206.702
Prestaciones sociales y otras indemnizaciones	274.012
Asistencia socioeconómica	80.288
Otros gastos de personal	918.332
Compra de bienes y servicios	910.212
Bienes de consumo	135.672
Servicios no personales	774.540
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.625.000
Al sector privado	2.400.000
Transferencias corrientes al sector privado	100.000
Otras transferencias corrientes internas al sector privado	100.000
Donaciones corrientes al sector privado	2.300.000
Donaciones a personas	2.300.000
Al sector público	225.000
Transferencias corrientes al sector público	225.000
A los entes descentralizados sin fines empresariales para sus gastos	125.000
A instituciones de protección social para atender beneficios de la seguridad social	100.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**9.202**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**9.202**
RECURSOS PROPIOS DE CAPITAL	9.202
Ahorro/ Desahorro en cuenta corriente	9.202
2.2 GASTOS DE CAPITAL	**3.000**
INVERSIÓN REAL DIRECTA	3.000
Formación bruta de capital fijo	3.000
Maquinaria, equipos y otros bienes muebles	3.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**6.202**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**6.202**
SUPERÁVIT FINANCIERO	6.202
3.2 APLICACIONES FINANCIERAS	**6.202**
DISMINUCIÓN DE PASIVOS	6.202
Disminución de cuentas y efectos por pagar	6.202
Disminución de cuentas y efectos por pagar a corto plazo	6.202
Disminución de sueldos, salarios y otras remuneraciones por pagar	6.202

A1353

Servicio de Administración Tributaria del Distrito Capital (SATDC)

SERVICIO DE ADMINISTRACIÓN TRIBUTARIA DEL DISTRITO CAPITAL (SATDC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Servicio de Administración Tributaria del Distrito Capital, tiene como objetivo la recaudación, organización y control de los tributos en el marco legal vigente relativo a la materia, a fin de contribuir con el financiamiento de las políticas sociales formuladas por el Distrito Capital, en cumplimiento de las competencias asignadas en las leyes de creación y de transferencia de competencias.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para el Servicio de Administración Tributaria del Distrito Capital (SATDC) para el año 2013, se estiman en Bs. 23.384.810, provenientes de la fuente de financiamiento siguiente:

– Aporte del Distrito Capital	Bs.	23.384.810

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, el órgano presenta una estructura de gastos por Proyectos que demanda la cantidad de Nueve Millones Novecientos Ochenta y Siete Mil Cincuenta y Cinco Bolívares (Bs. 9.987.055), y por Acciones Centralizadas, un monto de Trece Millones Trescientos Noventa y Siete Mil Setecientos Cincuenta y Cinco Bolívares (Bs. 13.397.755); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de personal	Bs.	13.397.755
– Materiales, suministros y mercancías	Bs.	3.289.408
– Servicios no personales	Bs.	4.980.972
– Activos reales	Bs.	1.716.675
Total	**Bs.**	**23.384.810**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ÓRGANO:**

Las acciones a realizar, así como los recursos asignados al órgano en el ejercicio presupuestario 2013, se orientarán a la ejecución del proyecto siguiente:

- Incremento de la Recaudación de Tributos en el Distrito Capital.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente: Ahorro	Bs.	1.716.675
– Cuenta Capital: Equilibrio	Bs.	0

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**23.384.810**
INGRESOS CORRIENTES ORDINARIOS	23.384.810
TRANSFERENCIAS CORRIENTES	23.384.810
Transferencias corrientes del sector público	23.384.810
Transferencias corrientes internas recibidas del sector público	23.384.810
Del Poder Estadal	23.384.810
TOTAL RECURSOS	**23.384.810**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**21.668.135**
GASTOS DE CONSUMO	21.668.135
Remuneraciones	13.397.755
Sueldos, salarios y otras retribuciones	2.680.272
Beneficios y complementos de sueldos y salarios	5.914.279
Aportes patronales	830.143
Prestaciones sociales y otras indemnizaciones	1.367.276
Asistencia socioeconómica	2.605.785
Compra de bienes y servicios	7.198.008
Bienes de consumo	3.289.408
Servicios no personales	3.908.600
Impuestos indirectos	1.072.372
GASTOS DE CAPITAL	**1.716.675**
INVERSIÓN REAL DIRECTA	1.716.675
Formación bruta de capital fijo	1.716.675
Maquinaria, equipos y otros bienes muebles	1.716.675
TOTAL GASTOS	**23.384.810**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
			Fem.	Masc.	Total					
118588	Incremento de la Recaudación de Tributos en el Distrito Capital	Contribuyente			51.736		9.987.055			9.987.055
TOTAL							9.987.055			9.987.055

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		13.397.755			13.397.755
TOTAL			13.397.755			13.397.755

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**46**	**41**	**17**	**104**	**2.658.672**		**2.658.672**
Alto Nivel y de Dirección		1		1	26.280		26.280
Directivo	3	1		4	102.240		102.240
Profesional y Técnico	28	25	14	67	1.801.512		1.801.512
Personal Administrativo	12	12	3	27	605.760		605.760
Obrero	3	2		5	122.880		122.880
Personal Contratado	**1**			**1**	**21.600**		**21.600**
Personal Administrativo	1			1	21.600		21.600
TOTAL	**47**	**41**	**17**	**105**	**2.680.272**		**2.680.272**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	13.397.755
4.02	Materiales, suministros y mercancías	3.289.408
4.03	Servicios no personales	4.980.972
4.04	Activos reales	1.716.675
	TOTAL	**23.384.810**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**23.384.810**
INGRESOS CORRIENTES ORDINARIOS	23.384.810
TRANSFERENCIAS CORRIENTES	23.384.810
Transferencias corrientes del sector público	23.384.810
Transferencias corrientes internas recibidas del sector público	23.384.810
Del Poder Estadal	23.384.810
1.2 GASTOS CORRIENTES	**21.668.135**
GASTOS DE CONSUMO	21.668.135
Remuneraciones	13.397.755
Sueldos, salarios y otras retribuciones	2.680.272
Beneficios y complementos de sueldos y salarios	5.914.279
Aportes patronales	830.143
Prestaciones sociales y otras indemnizaciones	1.367.276
Asistencia socioeconómica	2.605.785
Compra de bienes y servicios	7.198.008
Bienes de consumo	3.289.408
Servicios no personales	3.908.600
Impuestos indirectos	1.072.372
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.716.675**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.716.675**
RECURSOS PROPIOS DE CAPITAL	1.716.675
Ahorro en cuenta corriente	1.716.675

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2.2 GASTOS DE CAPITAL	**1.716.675**
INVERSIÓN REAL DIRECTA	1.716.675
Formación bruta de capital fijo	1.716.675
Maquinaria, equipos y otros bienes muebles	1.716.675
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A1354

Cuerpo de Bomberos del Gobierno del Distrito Capital

CUERPO DE BOMBEROS DEL GOBIERNO DEL DISTRITO CAPITAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Cuerpo de Bomberos del Gobierno del Distrito Capital, es un servicio desconcentrado de seguridad ciudadana esencialmente profesional y técnico, de naturaleza civil, cuya finalidad fundamental es proteger la vida de los ciudadanos del Distrito Capital, ante la posible ocurrencia de incendios, rescates, salvamento y otros siniestros, participando en la investigación de sus causas u orígenes, así como orientando y formando a las comunidades del Distrito Capital, en la administración de emergencias y desastres.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para el Cuerpo de Bomberos del Gobierno del Distrito Capital en el año 2013, se estiman en Bs. 496.624.100, provenientes de la fuente de financiamiento siguiente:

– Aporte del Distrito Capital	Bs.	496.624.100

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2013, el servicio desconcentrado presenta una estructura de gastos por Proyectos que demanda la cantidad de Cincuenta y Siete Millones de Bolívares (Bs. 57.000.000), y por Acciones Centralizadas, un monto de Cuatrocientos Treinta y Nueve Millones Seiscientos Veinticuatro Mil Cien Bolívares (Bs. 439.624.100); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de personal	Bs.	393.385.877
– Materiales, suministros y mercancías	Bs.	18.575.758
– Servicios no personales	Bs.	34.105.591
– Activos reales	Bs.	33.933.774
– Transferencias y donaciones	Bs.	13.713.100
– Disminución de pasivos	Bs.	2.910.000
Total	**Bs.**	**496.624.100**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL SERVICIO DESCONCENTRADO:**

Las acciones a realizar, así como los recursos asignados al órgano en el ejercicio presupuestario 2013, se orientarán a la ejecución del proyecto siguiente:

- Optimización de los Servicios de Atención de Emergencias Prestadas por el Cuerpo de Bomberos del Distrito Capital a las Comunidades, a través de la Dotación de Equipos de sus Estaciones.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital del Cuerpo de Bomberos del Gobierno del Distrito Capital, arrojarán en la ejecución del presupuesto 2013, como resultados económico y financiero, los montos siguientes:

– Cuenta corriente: Ahorro	Bs.	36.843.774
– Cuenta capital: Superávit	Bs.	2.910.000

- **CUENTA FINANCIERA:**

El superávit resultante de la cuenta capital por un monto de Bs. 2.910.000, permitirá el financiamiento de las aplicaciones financieras destinadas a la cancelación de pasivos por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
INGRESOS CORRIENTES	**496.624.100**
INGRESOS CORRIENTES ORDINARIOS	496.624.100
TRANSFERENCIAS CORRIENTES	496.624.100
Transferencias corrientes del sector público	496.624.100
Transferencias corrientes internas recibidas del sector público	496.624.100
Del Poder Estadal	496.624.100
TOTAL RECURSOS	**496.624.100**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2013
GASTOS CORRIENTES	**459.780.326**
GASTOS DE CONSUMO	446.067.226
Remuneraciones	393.385.877
Sueldos, salarios y otras retribuciones	98.284.112
Beneficios y complementos de sueldos y salarios	160.403.934
Aportes patronales	42.919.831
Prestaciones sociales y otras indemnizaciones	75.600.000
Asistencia socioeconómica	5.275.500
Otros gastos de personal	10.902.500
Compra de bienes y servicios	45.827.335
Bienes de consumo	18.575.758
Servicios no personales	27.251.577
Impuestos indirectos	6.854.014
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.713.100
Al sector privado	13.713.100
Transferencias corrientes al sector privado	13.713.100
Directas a personas	11.000.000
Jubilaciones y otros beneficios asociados	11.000.000
Otras transferencias corrientes internas al sector privado	2.713.100
GASTOS DE CAPITAL	**33.933.774**
INVERSIÓN REAL DIRECTA	33.933.774
Formación bruta de capital fijo	33.933.774
Maquinaria, equipos y otros bienes muebles	33.933.774
APLICACIONES FINANCIERAS	**2.910.000**
DISMINUCIÓN DE PASIVOS	2.910.000
Disminución de cuentas y efectos por pagar	2.910.000
Disminución de cuentas y efectos por pagar a corto plazo	900.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	400.000
Disminución de aportes patronales y retenciones laborales por pagar	500.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	500.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2013
Disminución de cuentas y efectos por pagar a mediano y largo plazo	1.500.000
Disminución de cuentas por pagar a contratistas a mediano y largo plazo	1.500.000
Disminución de otras cuentas y efectos por pagar	510.000
Disminución de otras cuentas por pagar a corto plazo	510.000
TOTAL GASTOS	**496.624.100**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2013
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
			Fem.	Masc.	Total					
118165	Optimización de los servicios de atención de emergencias prestadas por el Cuerpo de Bomberos del Distrito Capital a las comunidades, a través de la dotación de equipos de sus estaciones.	Bien			4.840		57.000.000			57.000.000
TOTAL							57.000.000			57.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2013
		Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		393.385.877			393.385.877
02	Gestión administrativa		35.238.223			35.238.223
03	Previsión y protección social		11.000.000			11.000.000
TOTAL			439.624.100			439.624.100

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2013		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**355**	**2.650**	**354**	**3.359**	**93.478.307**	**520.000**	**93.998.307**
Profesional y Técnico	225	2.540	324	3.089	85.254.962		85.254.962
Personal Administrativo	60	12	16	88	2.270.274	300.000	2.570.274
Obrero	70	98	14	182	5.953.071	220.000	6.173.071
Personal Contratado	**15**	**29**		**44**	**1.145.732**		**1.145.732**
Personal Administrativo	7	5		12	359.484		359.484
Personal Docente	8	21		29	712.537		712.537
Obrero		3		3	73.711		73.711
TOTAL	**370**	**2.679**	**354**	**3.403**	**94.624.039**	**520.000**	**95.144.039**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2013
	F	M	Total	
Jubilados	**21**	**519**	**540**	**11.000.000**
Empleados	21	519	540	11.000.000
TOTAL	**21**	**519**	**540**	**11.000.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2013
4.01	Gastos de personal	393.385.877
4.02	Materiales, suministros y mercancías	18.575.758
4.03	Servicios no personales	34.105.591
4.04	Activos reales	33.933.774
4.07	Transferencias y donaciones	13.713.100
4.11	Disminución de pasivos	2.910.000
	TOTAL	**496.624.100**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**496.624.100**
INGRESOS CORRIENTES ORDINARIOS	496.624.100
TRANSFERENCIAS CORRIENTES	496.624.100
Transferencias corrientes del sector público	496.624.100
Transferencias corrientes internas recibidas del sector público	496.624.100
Del Poder Estadal	496.624.100
1.2 GASTOS CORRIENTES	**459.780.326**
GASTOS DE CONSUMO	446.067.226
Remuneraciones	393.385.877
Sueldos, salarios y otras retribuciones	98.284.112
Beneficios y complementos de sueldos y salarios	160.403.934
Aportes patronales	42.919.831
Prestaciones sociales y otras indemnizaciones	75.600.000
Asistencia socioeconómica	5.275.500
Otros gastos de personal	10.902.500
Compra de bienes y servicios	45.827.335
Bienes de consumo	18.575.758
Servicios no personales	27.251.577
Impuestos indirectos	6.854.014
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.713.100
Al sector privado	13.713.100
Transferencias corrientes al sector privado	13.713.100
Directas a personas	11.000.000
Jubilaciones y otros beneficios asociados	11.000.000
Otras transferencias corrientes internas al sector privado	2.713.100
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**36.843.774**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2013
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**36.843.774**
RECURSOS PROPIOS DE CAPITAL	36.843.774
Ahorro en cuenta corriente	36.843.774
2.2 GASTOS DE CAPITAL	**33.933.774**
INVERSIÓN REAL DIRECTA	33.933.774
Formación bruta de capital fijo	33.933.774
Maquinaria, equipos y otros bienes muebles	33.933.774
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**2.910.000**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.910.000**
SUPERÁVIT FINANCIERO	2.910.000
3.2 APLICACIONES FINANCIERAS	**2.910.000**
DISMINUCIÓN DE PASIVOS	2.910.000
Disminución de cuentas y efectos por pagar	2.910.000
Disminución de cuentas y efectos por pagar a corto plazo	900.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	400.000
Disminución de aportes patronales y retenciones laborales por pagar	500.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	500.000
Disminución de cuentas y efectos por pagar a mediano y largo plazo	1.500.000
Disminución de cuentas por pagar a contratistas a mediano y largo plazo	1.500.000
Disminución de otras cuentas y efectos por pagar	510.000
Disminución de otras cuentas por pagar a corto plazo	510.000

E7700

Territorio Insular Francisco de Miranda

CAPÍTULO III

Presupuesto de Ingresos, Gastos y Operaciones de Financiamiento del Territorio Insular Francisco de Miranda

SECCIÓN PRIMERA

Presupuesto de Ingresos y Fuentes de Financiamiento del Territorio Insular Francisco de Miranda

Artículo 52. La estimación de los Ingresos y Fuentes de Financiamiento del Territorio Insular Francisco de Miranda para el Ejercicio Fiscal 2013, asciende a la cantidad de **CUATROCIENTOS MILLONES DE BOLÍVARES (Bs. 400.000.000)**.

CONCEPTO	BOLÍVARES
INGRESOS CORRIENTES ORDINARIOS	**100.000.000**
TRANSFERENCIAS Y DONACIONES CORRIENTES	100.000.000
Del sector público	100.000.000
Transferencias corrientes internas recibidas del sector público	100.000.000
De la República	100.000.000
FUENTES DE FINANCIAMIENTO	**300.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	300.000.000
Disminución de otros activos financieros	300.000.000
Disminución de disponibilidades	300.000.000
Disminución de bancos	300.000.000
TOTAL INGRESOS Y FUENTES DE FINANCIAMIENTO	**400.000.000**

SECCIÓN SEGUNDA

Presupuesto de Gastos y Aplicaciones Financieras del Territorio Insular Francisco de Miranda

Artículo 53. Acuérdense los créditos presupuestarios del Territorio Insular Francisco de Miranda para el ejercicio fiscal 2013, por la cantidad de **CUATROCIENTOS MILLONES DE BOLÍVARES (Bs. 400.000.000)**, asignándose a gastos corrientes, gastos de capital y aplicaciones financieras el límite máximo para gastar y cuya distribución interna de carácter informativo, son los montos siguientes:

CONCEPTO	BOLÍVARES
GASTOS CORRIENTES	**142.632.382**
GASTOS DE CONSUMO	141.632.382
Remuneraciones	69.023.288
Sueldos, salarios y otras retribuciones	19.800.856
Beneficios y complementos de sueldos y salarios	24.162.054
Aportes patronales	2.949.376
Prestaciones sociales y otras indemnizaciones	5.960.374
Asistencia socioeconómica	15.640.628
Otros gastos de personal	510.000
Compra de bienes y servicios	72.609.094
Bienes de consumo	3.148.962
Servicios no personales	69.460.132
OTROS GASTOS CORRIENTES	1.000.000
Otros gastos corrientes	1.000.000
GASTOS DE CAPITAL	**257.367.618**
INVERSIÓN REAL DIRECTA	257.367.618
Formación bruta de capital fijo	257.367.618
Maquinaria, equipos y otros bienes muebles	17.270.732
Construcciones de bienes de dominio privado	3.300.000
Construcciones de bienes de dominio público	236.796.886
TOTAL GASTOS	**400.000.000**

TERRITORIO INSULAR FRANCISCO DE MIRANDA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2013

El Territorio Insular Francisco de Miranda es una unidad político-territorial, con personalidad jurídica y patrimonio propio, con un sistema de gobierno constituido por un órgano ejecutivo, representado por un Jefe o Jefa de Gobierno, cuya función legislativa está a cargo de la Asamblea Nacional, tal como lo establecen las disposiciones constitucionales, el Decreto con Rango, Valor y Fuerza de Ley de Creación del Territorio Insular Francisco de Miranda y su Reglamento. Su ámbito geográfico comprende las Dependencias Federales: El Archipiélago de Las Aves, el Archipiélago de Los Roques, el Archipiélago de la Orchila, y demás Islas, islotes, cayos y bancos existentes o que se formen o aparezcan dentro de los límites del Territorio Insular Francisco de Miranda.

El régimen especial otorgado a esta unidad político-territorial, se fundamenta en la necesidad de crear las condiciones que permitan el desarrollo de su capacidad productiva, la protección del ambiente y de sus recursos naturales, con responsabilidad social, bajo los principios consagrados en la Constitución de la República Bolivariana de Venezuela y las líneas estratégicas establecidas en el Plan de Desarrollo Económico y Social de la Nación 2007-2013.

En este sentido, esta unidad territorial para el año 2013, en cumplimiento de sus competencias y atribuciones, tiene previsto emprender y ejecutar un conjunto de acciones que impacten favorablemente en los ciudadanos y ciudadanas que habitan los espacios del Territorio Insular Francisco de Miranda, dirigidas fundamentalmente al desarrollo social integral en las áreas de seguridad ciudadana, servicios básicos, programas sociales, seguridad marítima, conservación y protección del ambiente, aprovechamiento y uso sustentable y sostenible de los recursos destinados a las actividades de explotación comercial e industrial.

Para el año 2013 el Gobierno del Territorio Insular Francisco de Miranda formuló los siguientes proyectos de Inversión social y productiva:

- Gestión integral para el fortalecimiento institucional, social, económico, cultural y ambiental del Territorio Insular Francisco de Miranda Año 2013.
- Continuación gestión integral de la Jefatura de Gobierno del Territorio Insular Francisco de Miranda Año 2012/2013.

POLÍTICA DE FINANCIAMIENTO

Los recursos presupuestarios del Territorio Insular Francisco de Miranda, se estiman en Bs. 400.000.000, cuyas fuentes de financiamiento provienen de:

– Otras (Transferencias de la República)	Bs.	100.000.000
– Recursos Propios	Bs.	300.000.000

POLÍTICA DE GASTOS

La orientación del gasto, de acuerdo con las políticas adoptadas por el Territorio Insular Francisco de Miranda, se distribuirá a nivel de partidas presupuestarias de la siguiente manera:

– Gastos de Personal	Bs.	69.023.288
– Materiales, Suministros y Mercancías	Bs.	3.148.962
– Servicios No Personales	Bs.	69.460.132
– Activos Reales	Bs.	257.367.618
– Rectificaciones al Presupuesto	Bs.	1.000.000

RESUMEN DE PROYECTOS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento					Presupuesto 2013
				Cantidad			Recursos Ordinarios				Recursos Extraordinarios	
N.E.	Ppto.		Und. Medida	Fem.	Masc.	Total	Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond.Comp.intert.	Otras	Otras Fuentes	
117.083	E77000020000	Gestión Integral para el fortalecimiento Institucional, social, económico, cultural y ambiental del Territorio Insular Francisco de Miranda año 2013.	Servicio			2.603	140.229.345					140.229.345
117.028	E77000021000	Continuación Gestión Integral de la Jefatura de Gobierno del Territorio Insular Francisco de Miranda año2012/2013.	Servicio			2.603	154.622.056					154.622.056
						TOTAL	294.851.401					294.851.401

RESUMEN DE ACCIONES CENTRALIZADAS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
E77000001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras				69.023.288		69.023.288
E77000002000	Gestión administrativa	5.148.599			30.976.712		36.125.311
	TOTAL	5.148.599			100.000.000		105.148.599

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos F	M	V	Total	Sueldos / Salarios	Compensaciones	Presupuesto 2013
Personal Fijo a Tiempo Completo	**55**	**115**		**170**	**8.398.002**	**1.986.458**	**10.384.460**
Altos Funcionarios y de Elección Popular		1		1	48.000	173.847	221.847
Alto Nivel y de Dirección		13		13	2.156.484	387.611	2.544.095
Personal Administrativo	37	22		59	2.658.951	599.354	3.258.305
Personal Policial		55		55	1.990.208	450.446	2.440.654
Obrero	18	24		42	1.544.359	375.200	1.919.559
Personal Contratado		**57**		**57**	**1.260.000**		**1.260.000**
Profesional y Técnico		10		10	280.360		280.360
Personal Administrativo		25		25	452.605		452.605
Personal Militar		11		11	326.300		326.300
Obrero		11		11	200.735		200.735
TOTAL	**55**	**172**		**227**	**9.658.002**	**1.986.458**	**11.644.460**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Recursos Extraordinarios: Otras Fuentes	Presupuesto 2013
4.01	Gastos de personal				69.023.288		69.023.288
4.02	Materiales, suministros y mercancías	2.807.819			341.143		3.148.962
4.03	Servicios no personales	63.819.715			5.640.417		69.460.132
4.04	Activos reales	233.372.466			23.995.152		257.367.618
4.98	Rectificaciones al presupuesto				1.000.000		1.000.000
	TOTAL	**300.000.000**			**100.000.000**		**400.000.000**

PROYECTO: COD. N.E: 117083 COD. PPTO: E77000020000 Gestión integral para el fortalecimiento institucional, social, económico, cultural y ambiental del Territorio Insular Francisco de Miranda año 2013.

UNIDAD DE MEDIDA: Servicio

CANTIDAD: Fem.(0) Mas.(0) Total (2.603)

ASIGNACIÓN PRESUPUESTARIA: Bs. 140.229.345

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Ordenar el uso del Territorio en las Islas y Parques Nacionales que componen el Territorio Insular Francisco de Miranda, garantizando a la población la prestación de servicios básicos, públicos, de seguridad y protección civil, adecuación de instalaciones y su integración a programas ambientales y sociales.

OBJETIVOS ESPECÍFICOS: Ordenar el uso del Territorio en las Islas y Parques Nacionales que componen el Territorio Insular Francisco de Miranda, garantizando a la población la prestación de servicios básicos, públicos, de seguridad y protección civil, adecuación de instalaciones y su integración a programas ambientales y sociales.

RESULTADO: Condiciones favorables para el turismo; sistemas ambientales para la conservación del hábitat y especies; programas socioculturales, sistema de integrado de Planes de Ordenación Territorial, servicios básicos, programas deportivos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.175.966					1.175.966
4.03	Servicios no personales	38.110.447					38.110.447
4.04	Activos reales	100.942.932					100.942.932
	TOTAL	**140.229.345**					**140.229.345**

PROYECTO: COD. N.E: 117028 COD. PPTO: E77000021000 Continuación gestión integral de la Jefatura de Gobierno del Territorio Insular Francisco de Miranda año 2012/2013.

UNIDAD DE MEDIDA: Servicio

CANTIDAD: Fem.(0) Mas.(0) Total (2.603)

ASIGNACIÓN PRESUPUESTARIA: Bs. 154.622.056

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Ordenar el uso de las Islas y Parques Nacionales que componen el Territorio Insular Francisco de Miranda, garantizando a la población la prestación de servicios básicos, públicos, de protección, seguridad civil, adecuación de instalaciones y su integración a programas ambientales y sociales.

OBJETIVOS ESPECÍFICOS: Ordenar el uso de las Islas y Parques Nacionales que componen el Territorio Insular Francisco de Miranda, garantizando a la población la prestación de servicios básicos, públicos, de protección, seguridad civil, adecuación de instalaciones y su integración a programas ambientales y sociales.

RESULTADO: Generación, producción, suministros de servicios básicos (electricidad, agua y saneamiento ambiental), la adecuación, remodelación e implementación de instalaciones, así como servicios de seguridad y protección civil a la población y visitantes de las Islas y Parques Nacionales del Territorio Insular Francisco de Miranda; inspección, supervisión y control del Plan de Ordenamiento y Reglamento de Uso.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.631.853					1.631.853
4.03	Servicios no personales	25.709.268					25.709.268
4.04	Activos reales	127.280.935					127.280.935
	TOTAL	**154.622.056**					**154.622.056**

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.01	Gastos de personal				69.023.288		69.023.288
TOTAL					**69.023.288**		**69.023.288**

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2013
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.02	Materiales, suministros y mercancías				341.143		341.143
4.03	Servicios no personales				5.640.417		5.640.417
4.04	Activos reales	5.148.599			23.995.152		29.143.751
4.98	Rectificaciones al presupuesto				1.000.000		1.000.000
TOTAL		**5.148.599**			**30.976.712**		**36.125.311**

Rectificaciones al Presupuesto del Territorio Insular Francisco de Miranda

RECTIFICACIONES AL PRESUPUESTO

	BOLÍVARES
Para las erogaciones con cargo a esta partida conforme a lo dispuesto en el artículo 33 de las Disposiciones Generales de esta Ley en concordancia con el artículo 53 de la Ley Orgánica de la Administración Financiera del Sector Público.	1.000.000
TOTAL PRESUPUESTO DE GASTOS	**400.000.000**

Cuenta Ahorro-Inversión Financiamiento del Territorio Insular Francisco de Miranda

SECCIÓN TERCERA

Cuenta Ahorro – Inversión – Financiamiento del Territorio Insular Francisco de Miranda

Artículo 54. La cuenta ahorro - inversión - financiamiento del Territorio Insular Francisco de Miranda para el Ejercicio Fiscal 2013, es la siguiente:

Denominación	Presupuesto 2013 (En Bolívares)
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**100.000.000**
INGRESOS CORRIENTES ORDINARIOS	100.000.000
TRANSFERENCIAS CORRIENTES	100.000.000
Transferencias corrientes del sector público	100.000.000
Transferencias corrientes internas recibidas del sector público	100.000.000
De la República	100.000.000
1.2 GASTOS CORRIENTES	**142.632.382**
GASTOS DE CONSUMO	141.632.382
Remuneraciones	69.023.288
Sueldos, salarios y otras retribuciones	19.800.856
Beneficios y complementos de sueldos y salarios	24.162.054
Aportes patronales	2.949.376
Prestaciones sociales y otras indemnizaciones	5.960.374
Asistencia socioeconómica	15.640.628
Otros gastos de personal	510.000
Compra de bienes y servicios	72.609.094
Bienes de consumo	3.148.962
Servicios no personales	69.460.132
OTROS GASTOS CORRIENTES	1.000.000
Otros gastos corrientes	1.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(42.632.382)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(42.632.382)**
RECURSOS PROPIOS DE CAPITAL	(42.632.382)
Desahorro en cuenta corriente	(42.632.382)

Cuenta Ahorro – Inversión – Financiamiento del Territorio Insular Francisco de Miranda

Denominación	Presupuesto 2013 (En Bolívares)
2.2 GASTOS DE CAPITAL	**257.367.618**
INVERSIÓN REAL DIRECTA	257.367.618
Formación bruta de capital fijo	257.367.618
Maquinaria, equipos y otros bienes muebles	17.270.732
Construcciones de bienes de dominio privado	3.300.000
Construcciones de bienes de dominio público	236.796.886
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(300.000.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**300.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	300.000.000
Disminución de otros activos financieros	300.000.000
Disminución de disponibilidades	300.000.000
Disminución de bancos	300.000.000
3.2 APLICACIONES FINANCIERAS	**300.000.000**
DÉFICIT FINANCIERO	300.000.000

Artículo 55. Esta Ley entrará en vigencia el primer día del mes de enero de 2013.

Dada firmada y sellada en el Palacio Federal Legislativo, sede de la Asamblea Nacional, en Caracas a los cuatro días del mes de diciembre de dos mil doce. Año 202° de la Independencia y 153° de la Federación.

DIOSDADO CABELLO RONDON

Presidente de la Asamblea Nacional

ARISTOBULO ISTURIZ

Primer Vicepresidente

BLANCA EEKHOUT

Segundo Vicepresidente

IVÁN ZERPA GUERRERO

Secretario

VÍCTOR CLARK BOSCÁN

Subsecretario

Promulgación de la Ley de Presupuesto para el Ejercicio Fiscal 2013, de conformidad con lo previsto en el artículo 213 de la Constitución de la República Bolivariana de Venezuela.

Palacio de Miraflores, en Caracas, a los siete días del mes de diciembre de dos mil doce. Años 202° de la Independencia, 153° de la Federación y 13° de la Revolución Bolivariana.

Cúmplase,
(L.S.)

HUGO CHÁVEZ FRÍAS

Refrendado
El Vicepresidente Ejecutivo
(L.S.)

NICOLÁS MADURO MOROS

Refrendado,
La Ministra del Poder Popular del
Despacho de la Presidencia y
Seguimiento de la Gestión de Gobierno
(L.S.)

CARMEN TERESA MELENDEZ RIVAS

Refrendado
El Encargado del Ministerio del Poder Popular
para Relaciones Interiores y Justicia
(L.S.)

NESTOR LUIS REVEROL TORRES

Refrendado
El Encargado del Ministerio del Poder Popular para
Relaciones Exteriores
(L.S.)

NICOLÁS MADURO MOROS

Refrendado
El Ministro del Poder Popular
de Planificación y Finanzas
(L.S.)

JORGE GIORDANI

Refrendado
El Ministro del Poder Popular
para la Defensa
(L.S.)

DIEGO ALFREDO MOLERO BELLAVIA

Refrendado
La Ministra del Poder Popular para
el Comercio
(L.S.)

EDMEE BETANCOURT DE GARCÍA

Refrendado
El Ministro del Poder Popular de
Industrias
(L.S.)

RICARDO JOSE MENENDEZ PRIETO

Refrendado
El Ministro del Poder Popular para
el Turismo
(L.S.)

ALEJANDRO ANTONIO FLEMING CABRERA

Refrendado
El Ministro del Poder Popular para
la Agricultura y Tierras
(L.S.)

JUAN CARLOS LOYO HERNÁNDEZ

Refrendado
La Ministra del Poder Popular para
la Educación Universitaria
(L.S.)

MARLENE YADIRA CÓRDOBA

Refrendado
La Ministra del Poder Popular para
la Educación
(L.S.)

MARYANN DEL CARMEN HANSON FLORES

Refrendado
La Ministra del Poder Popular para
la Salud
(L.S.)

EUGENIA SADER CASTELLANOS

Refrendado
La Ministra del Poder Popular para
el Trabajo y Seguridad Social
(L.S.)

MARÍA CRISTINA IGLESIAS

Refrendado
El Ministro del Poder Popular para
Transporte Terrestre
(L.S.)

JUAN DE JESUS GARCIA TOUSSAINTT

Refrendado
La Ministra del Poder Popular para
Transporte Acuático y Aéreo
(L.S.)

ELSA ILIANA GUTIERREZ GRAFFE

Refrendado
El Ministro del Poder Popular para
Vivienda y Hábitat
(L.S.)

RICARDO ANTONIO MOLINA PEÑALOZA

Refrendado
El Ministro del Poder Popular de
Petróleo y Minería
(L.S.)

RAFAEL DARÍO RAMÍREZ CARREÑO

Refrendado
El Ministro del Poder Popular para
el Ambiente
(L.S.)

CRISTOBAL NICOLAS FRANCISCO ORTIZ

Refrendado
El Ministro del Poder Popular
para Ciencia, Tecnología e Innovación
(L.S.)

JORGE ALBERTO ARREAZA MONTSERRAT

Refrendado
El Ministro del Poder Popular para
la Comunicación y la Información
(L.S.)

ERNESTO EMILIO VILLEGAS POLJACK

Refrendado
La Ministra del Poder Popular para
las Comunas y Protección Social
(L.S.)

ISIS OCHOA CAÑIZALEZ

Refrendado
El Ministro del Poder Popular para
la Alimentación
(L.S.)

CARLOS OSORIO ZAMBRANO

Refrendado
El Ministro del Poder Popular para
la Cultura
(L.S.)

PEDRO CALZADILLA

Refrendado
El Ministro del Poder Popular para
el Deporte
(L.S.)

HÉCTOR RODRÍGUEZ CASTRO

Refrendado
La Ministra del Poder Popular para
los Pueblos Indígenas
(L.S.)

ALOHA JOSELYN NUÑEZ GUTIERREZ

Refrendado
La Ministra del Poder Popular
para la Mujer y la Igualdad de Género
(L.S.)

NANCY PÉREZ SIERRA

Refrendado
El Ministro del Poder Popular
para Energía Eléctrica
(L.S.)

HECTOR NAVARRO DIAZ

Refrendado
La Ministra del Poder Popular
para la Juventud
(L.S.)

MARIA PILAR HERNANDEZ DOMINGUEZ

Refrendado
La Ministra del Poder Popular
para el Servicio Penitenciario
(L.S.)

MARÍA IRIS VARELA RANGEL

Refrendado
El Ministro de Estado para
La Banca Pública
(L.S.)

RODOLFO CLEMENTE MARCO TORRES

Refrendado
El Ministro de Estado para
la Transformación Revolucionaria
de la Gran Caracas
(L.S.)

FRANCISCO DE ASÍS SESTO NOVÁS

GACETA OFICIAL
DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

DEPÓSITO LEGAL ppo 187207DF1

AÑO CXL – MES III Número 6.089 Extraordinario

Caracas, martes 11 de diciembre de 2012

Esquina de Urapal, edificio Dimase, La Candelaria
Caracas - Venezuela
Tarifa sujeta a publicación de fecha 14 de noviembre de 2003
en la Gaceta Oficial 37.817
http://www.minci.gob.ve / http://imprenta.gotdns.org

LEY DE PUBLICACIONES OFICIALES
(22 DE JULIO DE 1941)

Artículo 11. La GACETA OFICIAL, creada por Decreto Ejecutivo del 11 de octubre de 1872, continuará editándose en la Imprenta Nacional con la denominación GACETA OFICIAL DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

Artículo 12. La GACETA OFICIAL DE LA REPUBLICA BOLIVARIANA DE VENEZUELA, se publicará todos los días hábiles, sin perjuicio de que se editen números extraordinarios siempre que fuere necesario; y deberán insertarse en ella sin retardo los actos oficiales que hayan de publicarse.

Parágrafo Único. Las ediciones extraordinarias de la GACETA OFICIAL tendrán una numeración especial.

Artículo 13. En la GACETA OFICIAL DE LA REPUBLICA BOLIVARIANA DE VENEZUELA, se publicarán los actos de los Poderes Públicos que deberán insertarse y aquéllos cuya inclusión sea conveniente por el Ejecutivo Nacional.

Artículo 14. Las Leyes, Decretos y demás actos oficiales tendrán carácter de públicos por el hecho de aparecer en la GACETA OFICIAL DE LA REPUBLICA BOLIVARIANA DE VENEZUELA, cuyos ejemplares tendrán fuerza de documentos públicos.

FOLDER BREAK

Folder: Venezuela Budget 2013\Venezuela Budget 2013\ONAPRE 2013\c) Decreto de Distribución General 2013

FOLDER BREAK

Filename: Decreto de Distribucion General 2013.pdf

REPÚBLICA BOLIVARIANA
DE VENEZUELA

DECRETO DE DISTRIBUCIÓN GENERAL
2013

GACETA OFICIAL
DE LA REPUBLICA BOLIVARIANA DE VENEZUELA

AÑO CXL –MES III | Caracas, 11 de diciembre de 2012 | Número 6.090 Extraordinario

SUMARIO

PRESIDENCIA DE LA REPÚBLICA

Decreto N° 9.317 11 de diciembre de 2012

HUGO CHÁVEZ FRÍAS

Presidente de la República

En ejercicio de las atribuciones que le confieren los numerales 2 y 11 del artículo 236 de la Constitución de la República Bolivariana de Venezuela, y el artículo 46 de la Ley Orgánica de la Administración Financiera del Sector Público, en concordancia con lo establecido en los artículos 1 y 6 de la Ley de Presupuesto para el Ejercicio Fiscal 2013, y 23 de las Normas sobre las Fundaciones, Asociaciones y Sociedades Civiles del Estado y el Control de los Aportes Públicos a las Instituciones Privadas Similares; en Consejo de Ministros;

DECRETA

la siguiente,

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS PARA EL EJERCICIO FISCAL 2013

Artículo 1. La siguiente Distribución General del Presupuesto de Gastos y Aplicaciones Financieras, contiene los límites máximos de las autorizaciones para comprometer y causar gastos previstos en la Ley de Presupuesto para el Ejercicio Fiscal 2013, sin perjuicio de la desagregación de los créditos presupuestarios a nivel de proyectos, acciones centralizadas, acciones específicas y otras categorías equivalentes, partidas, subpartidas genéricas, específicas y subespecíficas, que se incluyen en ella y que con fines informativos se desarrollan en el artículo 9 de este Decreto.

Artículo 2. Los servicios autónomos o servicios desconcentrados, sin personalidad jurídica, suministrarán a la Oficina Nacional de Presupuesto y a la Oficina Nacional del Tesoro información trimestral acerca de las recaudaciones y liquidaciones de los ingresos producto de su gestión.

La Oficina Nacional del Tesoro se abstendrá de transferir los recursos asignados a los servicios autónomos o servicios desconcentrados, sin personalidad jurídica, a que se refiere este artículo, en caso de verificarse el incumplimiento de la obligación de informar.

Los órganos y entes que ejerzan control jerárquico sobre servicios autónomos o servicios desconcentrados, sin personalidad jurídica, velarán porque la programación de los compromisos y desembolsos de estos últimos se ajuste a sus disponibilidades.

Artículo 3. La Oficina Nacional de Crédito Público, informará a la Oficina Nacional de Contabilidad Pública y a la Oficina Nacional de Presupuesto, acerca de las reprogramaciones de la Ley Especial de Endeudamiento Anual, autorizadas por la Asamblea Nacional, así como del cambio de destino de los recursos asignados en la Ley de Presupuesto para el Ejercicio Fiscal 2013, que sean aprobados por el Presidente de la República en Consejo de Ministros.

Igualmente, la Oficina Nacional de Crédito Público informará mensualmente a las mencionadas Oficinas Nacionales, sobre las operaciones de crédito público que realice y que sirvan de fuente de financiamiento de la Ley de Presupuesto para el Ejercicio Fiscal 2013; así como, sobre la situación financiera de los proyectos por endeudamiento contemplados en dicha Ley, cuya fuente de financiamiento provenga de la Ley Especial de Endeudamiento Anual para el Ejercicio Fiscal 2013.

Artículo 4. Durante la ejecución presupuestaria, los órganos y entes públicos encargados de la liquidación y recaudación de los ingresos y demás fuentes de financiamiento de la República, del Distrito Capital y del Territorio Insular Francisco de Miranda, remitirán a la Oficina Nacional de Contabilidad Pública y a la Oficina Nacional de Presupuesto, en un plazo que no excederá de cinco (5) días hábiles contados a partir del último día de cada mes, los resultados de los señalados conceptos, conforme a las instrucciones que a tal efecto, conjunta o separadamente, dicten estas Oficinas Nacionales en el ámbito de sus competencias.

Artículo 5. Las Fundaciones, Asociaciones y Sociedades Civiles del Estado podrán recibir aportes directamente tanto del sector privado como de cualquiera de los órganos y entes del sector público siempre y cuando exista la previsión presupuestaria correspondiente.

Artículo 6. Los órganos de la Administración Pública Central y sus entes descentralizados funcionalmente sin fines empresariales adscritos, remitirán al Ministerio del Poder Popular de Planificación y Finanzas, antes del 15 de marzo de 2013, los Registros de Cargos para su aprobación.

Artículo 7. Los viajes al exterior en misiones oficiales, de los funcionarios de alto nivel de los órganos de la Administración Central y de las máximas autoridades de los entes descentralizados funcionalmente de la República adscritos a éstos, sólo podrán realizarse previa aprobación del Ministro respectivo y ajustados a la normativa aplicable en materia de viáticos.

Artículo 8. Los órganos de la República y sus entes descentralizados funcionalmente informarán al Ministerio del Poder Popular de Planificación y Finanzas sobre la suscripción de los contratos de arrendamiento de inmuebles y servicios básicos en los cuales se establezca un pago fijo periódico y posterior conciliación; así como la efectiva ordenación y pago de los mismos conforme a la periodicidad acordada. A tales efectos, el Ministerio del Poder Popular de Planificación y Finanzas mantendrá una coordinación con los ministerios competentes por la materia en la regulación o rectoría de los respectivos servicios, a fin de establecer procedimientos y mecanismos de control y seguimiento en el consumo y pago del servicio.

Artículo 9. La desagregación de los créditos presupuestarios a nivel de proyectos, acciones centralizadas, acciones específicas y otras categorías equivalentes, partidas, subpartidas genéricas, específicas y subespecíficas, para el ejercicio presupuestario 2013, de los órganos de la República, del Distrito Capital y del Territorio Insular Francisco de Miranda será la siguiente:

Resumen Nacional

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**56.034.143.644**	**0**	**0**	**7.349.871.447**	**0**	**0**	**63.384.015.091**
401	01	00	00	Sueldos, salarios y otras retribuciones	20.354.617.083	0	0	1.995.123.880	0	0	22.349.740.963
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	9.451.240.888	0	0	486.294.012	0	0	9.937.534.900
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	2.091.639.626	0	0	115.229.044	0	0	2.206.868.670
401	01	03	00	Suplencias a empleados	175.142.295	0	0	0	0	0	175.142.295
401	01	08	00	Sueldo al personal en trámite de nombramiento	1.618.558	0	0	0	0	0	1.618.558
401	01	09	00	Remuneraciones al personal en período de disponibilidad	3.271.150	0	0	0	0	0	3.271.150
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.804.802.264	0	0	50.565.553	0	0	2.855.367.817
401	01	11	00	Salarios a obreros en puestos permanentes a tiempo parcial	66.662.571	0	0	0	0	0	66.662.571
401	01	12	00	Salarios a obreros en puestos no permanentes	218.637.536	0	0	0	0	0	218.637.536
401	01	13	00	Suplencias a obreros	75.275.831	0	0	0	0	0	75.275.831
401	01	18	00	Remuneraciones al personal contratado	2.099.501.977	0	0	306.463.610	0	0	2.405.965.587
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	695.915.421	0	0	0	0	0	695.915.421
401	01	20	00	Sueldo del personal militar profesional	908.304.463	0	0	862.419.797	0	0	1.770.724.260
401	01	21	00	Sueldo o ración del personal militar no profesional	421.456.337	0	0	169.951.864	0	0	591.408.201
401	01	29	00	Dietas	609.300	0	0	0	0	0	609.300
401	01	30	00	Retribución al personal de reserva	8.400.000	0	0	4.200.000	0	0	12.600.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.922.865	0	0	0	0	0	25.922.865
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	119.848.386	0	0	0	0	0	119.848.386
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	400.000	0	0	0	0	0	400.000
401	01	38	00	Dietas del personal de alto nivel y de dirección	50.000	0	0	0	0	0	50.000
401	01	99	00	Otras retribuciones	1.185.917.615	0	0	0	0	0	1.185.917.615
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.945.693.515	0	0	0	0	0	1.945.693.515
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.207.245.022	0	0	0	0	0	1.207.245.022
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	12.180.786	0	0	0	0	0	12.180.786
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	717.118.078	0	0	0	0	0	717.118.078
401	02	04	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo parcial	5.475.803	0	0	0	0	0	5.475.803
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	391.514	0	0	0	0	0	391.514
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	3.282.312	0	0	0	0	0	3.282.312
401	03	00	00	Primas	5.304.187.913	0	0	334.119.691	0	0	5.638.307.604
401	03	01	00	Primas por mérito a empleados	369.661.820	0	0	0	0	0	369.661.820
401	03	02	00	Primas de transporte a empleados	385.217.361	0	0	5.604.620	0	0	390.821.981
401	03	03	00	Primas por hogar a empleados	136.701.272	0	0	0	0	0	136.701.272
401	03	04	00	Primas por hijos a empleados	101.532.710	0	0	0	0	0	101.532.710
401	03	06	00	Primas por residencia a empleados	18.000	0	0	0	0	0	18.000
401	03	07	00	Primas por categoría de escuelas a empleados	382.000	0	0	0	0	0	382.000
401	03	08	00	Primas de profesionalización a empleados	388.023.919	0	0	859.960	0	0	388.883.879
401	03	09	00	Primas por antigüedad a empleados	877.117.049	0	0	0	0	0	877.117.049
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	248.596.807	0	0	0	0	0	248.596.807
401	03	11	00	Primas al personal en servicio en el exterior	117.953.020	0	0	0	0	0	117.953.020
401	03	16	00	Primas por mérito a obreros	31.069.030	0	0	0	0	0	31.069.030

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	17	00	Primas de transporte a obreros	23.631.989	0	0	0	0	0	23.631.989
401	03	18	00	Primas por hogar a obreros	22.411.209	0	0	0	0	0	22.411.209
401	03	19	00	Primas por hijos de obreros	28.433.154	0	0	0	0	0	28.433.154
401	03	21	00	Primas por antigüedad a obreros	143.309.514	0	0	0	0	0	143.309.514
401	03	22	00	Primas de profesionalización a obreros	14.162.842	0	0	0	0	0	14.162.842
401	03	26	00	Primas por hijos al personal militar	79.000.000	0	0	39.500.000	0	0	118.500.000
401	03	27	00	Primas de profesionalización al personal militar	45.048.880	0	0	22.524.440	0	0	67.573.320
401	03	28	00	Primas por antigüedad al personal militar	143.623.424	0	0	71.811.712	0	0	215.435.136
401	03	29	00	Primas por potencial de ascenso al personal militar	1.216.320	0	0	608.160	0	0	1.824.480
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	196.352.492	0	0	91.292.308	0	0	287.644.800
401	03	31	00	Primas por riesgo al personal militar y de seguridad	73.412.480	0	0	0	0	0	73.412.480
401	03	37	00	Primas de transporte al personal contratado	26.045.436	0	0	0	0	0	26.045.436
401	03	38	00	Primas por hogar al personal contratado	5.849.510	0	0	0	0	0	5.849.510
401	03	39	00	Primas por hijos al personal contratado	8.904.876	0	0	0	0	0	8.904.876
401	03	40	00	Primas de profesionalización al personal contratado	41.961.861	0	0	0	0	0	41.961.861
401	03	41	00	Primas por antigüedad al personal contratado	24.140.284	0	0	0	0	0	24.140.284
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	440.790	0	0	0	0	0	440.790
401	03	47	00	Primas al personal de alto nivel y de dirección	32.281.569	0	0	0	0	0	32.281.569
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	788.016	0	0	0	0	0	788.016
401	03	95	00	Otras primas al personal de alto nivel y de dirección	24.202.626	0	0	0	0	0	24.202.626
401	03	96	00	Otras primas al personal contratado	209.770.353	0	0	0	0	0	209.770.353
401	03	97	00	Otras primas a empleados	1.164.851.469	0	0	9.607.921	0	0	1.174.459.390
401	03	98	00	Otras primas a obreros	153.454.691	0	0	0	0	0	153.454.691
401	03	99	00	Otras primas al personal militar	184.621.140	0	0	92.310.570	0	0	276.931.710
401	04	00	00	Complementos de sueldos y salarios	11.424.957.386	0	0	877.149.323	0	0	12.302.106.709
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	47.592.830	0	0	0	0	0	47.592.830
401	04	02	00	Complemento a empleados por trabajo nocturno	197.534.024	0	0	0	0	0	197.534.024
401	04	03	00	Complemento a empleados por gastos de alimentación	16.466.744	0	0	0	0	0	16.466.744
401	04	04	00	Complemento a empleados por gastos de transporte	3.559.722	0	0	0	0	0	3.559.722
401	04	05	00	Complemento a empleados por gastos de representación	1.049.014	0	0	0	0	0	1.049.014
401	04	06	00	Complemento a empleados por comisión de servicios	57.779.561	0	0	0	0	0	57.779.561
401	04	07	00	Bonificación a empleados	0	0	0	0	0	0	0
401	04	08	00	Bono compensatorio de alimentación a empleados	4.226.010.036	0	0	62.364.390	0	0	4.288.374.426
401	04	09	00	Bono compensatorio de transporte a empleados	13.736.494	0	0	0	0	0	13.736.494
401	04	10	00	Complemento a empleados por días feriados	53.506.072	0	0	0	0	0	53.506.072
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	38.282.000	0	0	0	0	0	38.282.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	122.346.134	0	0	0	0	0	122.346.134
401	04	16	00	Complemento a obreros por gastos de alimentación	4.784.256	0	0	0	0	0	4.784.256
401	04	17	00	Complemento a obreros por gastos de transporte	11.204.678	0	0	0	0	0	11.204.678
401	04	18	00	Bono compensatorio de alimentación a obreros	1.864.359.241	0	0	39.626.478	0	0	1.903.985.719
401	04	19	00	Bono compensatorio de transporte a obreros	8.284.580	0	0	0	0	0	8.284.580
401	04	20	00	Complemento a obreros por días feriados	26.188.846	0	0	0	0	0	26.188.846
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	25.573.563	0	0	0	0	0	25.573.563
401	04	25	00	Complemento al personal contratado por gastos de alimentación	500.388	0	0	0	0	0	500.388
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.411.124.550	0	0	8.855.113	0	0	1.419.979.663
401	04	27	00	Bono compensatorio de transporte al personal contratado	5.585.445	0	0	0	0	0	5.585.445

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	28	00	Complemento al personal contratado por días feriados	19.935.396	0	0	0	0	0	19.935.396
401	04	32	00	Complemento al personal militar por gastos de alimentación	489.493.800	0	0	216.396.900	0	0	705.890.700
401	04	33	00	Complemento al personal militar por gastos de transporte	208.200.000	0	0	96.000.000	0	0	304.200.000
401	04	34	00	Complemento al personal militar en el exterior	140.000.000	0	0	70.000.000	0	0	210.000.000
401	04	35	00	Bono compensatorio de alimentación al personal militar	721.990.940	0	0	360.995.470	0	0	1.082.986.410
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	5.714.016	0	0	0	0	0	5.714.016
401	04	44	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por comisión de servicios	1.408.091	0	0	0	0	0	1.408.091
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	901.886	0	0	0	0	0	901.886
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	11.561.480	0	0	0	0	0	11.561.480
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	208.750	0	0	0	0	0	208.750
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	18.867.424	0	0	0	0	0	18.867.424
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	40.311.102	0	0	0	0	0	40.311.102
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	673.138	0	0	0	0	0	673.138
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	2.358.715	0	0	0	0	0	2.358.715
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	41.711.445	0	0	0	0	0	41.711.445
401	04	96	00	Otros complementos a empleados	961.639.152	0	0	0	0	0	961.639.152
401	04	97	00	Otros complementos a obreros	310.217.786	0	0	0	0	0	310.217.786
401	04	98	00	Otros complementos al personal contratado	267.128.283	0	0	0	0	0	267.128.283
401	04	99	00	Otros complementos al personal militar	47.167.804	0	0	22.910.972	0	0	70.078.776
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.676.124.633	0	0	1.212.003.545	0	0	5.888.128.178
401	05	01	00	Aguinaldos a empleados	1.165.797.653	0	0	629.802.645	0	0	1.795.600.298
401	05	03	00	Bono vacacional a empleados	1.386.646.743	0	0	36.028.829	0	0	1.422.675.572
401	05	04	00	Aguinaldos a obreros	238.906.511	0	0	223.583.691	0	0	462.490.202
401	05	05	00	Utilidades legales y convencionales a obreros	94.035	0	0	0	0	0	94.035
401	05	06	00	Bono vacacional a obreros	469.166.307	0	0	15.386.770	0	0	484.553.077
401	05	07	00	Aguinaldos al personal contratado	319.095.947	0	0	255.159.768	0	0	574.255.715
401	05	08	00	Bono vacacional al personal contratado	261.916.895	0	0	50.484.932	0	0	312.401.827
401	05	10	00	Bono vacacional al personal militar	709.158.810	0	0	0	0	0	709.158.810
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	6.304.607	0	0	0	0	0	6.304.607
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	3.650.395	0	0	0	0	0	3.650.395
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	77.939.466	0	0	1.556.910	0	0	79.496.376
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	37.447.264	0	0	0	0	0	37.447.264
401	06	00	00	Aportes patronales y legales	2.145.012.922	0	0	296.789.794	0	0	2.441.802.716
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	567.238.586	0	0	1.214.781	0	0	568.453.367
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	562.041.798	0	0	277.000.000	0	0	839.041.798
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	99.727.655	0	0	348.780	0	0	100.076.435
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	123.203.056	0	0	392.499	0	0	123.595.555
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	232.036.926	0	0	392.499	0	0	232.429.425

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	141.427.624	0	0	392.497	0	0	141.820.121
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	17.737.033	0	0	0	0	0	17.737.033
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	22.244.010	0	0	0	0	0	22.244.010
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	47.088.727	0	0	0	0	0	47.088.727
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	21.888.102	0	0	0	0	0	21.888.102
401	06	19	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal militar	34.097.476	0	0	17.048.738	0	0	51.146.214
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	170.842.034	0	0	0	0	0	170.842.034
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	34.249.275	0	0	0	0	0	34.249.275
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	1.296.297	0	0	0	0	0	1.296.297
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	78.930	0	0	0	0	0	78.930
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	684.383	0	0	0	0	0	684.383
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	40.109	0	0	0	0	0	40.109
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	19.772.914	0	0	0	0	0	19.772.914
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	34.725	0	0	0	0	0	34.725
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	5.985.279	0	0	0	0	0	5.985.279
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	5.544.799	0	0	0	0	0	5.544.799
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	232.468	0	0	0	0	0	232.468
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	93.207	0	0	0	0	0	93.207
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	2.976.240	0	0	0	0	0	2.976.240
401	06	95	00	Otros aportes legales por personal contratado	33.873.751	0	0	0	0	0	33.873.751
401	06	96	00	Otros aportes legales por empleados	533.621	0	0	0	0	0	533.621
401	06	97	00	Otros aportes legales por obreros	43.897	0	0	0	0	0	43.897
401	07	00	00	Asistencia socio-económica	7.062.382.861	0	0	2.627.237.332	0	0	9.689.620.193
401	07	01	00	Capacitación y adiestramiento a empleados	17.601.854	0	0	0	0	0	17.601.854
401	07	02	00	Becas a empleados	86.937.108	0	0	0	0	0	86.937.108
401	07	03	00	Ayudas por matrimonio a empleados	7.701.419	0	0	0	0	0	7.701.419
401	07	04	00	Ayudas por nacimiento de hijos a empleados	8.861.191	0	0	0	0	0	8.861.191
401	07	05	00	Ayudas por defunción a empleados	8.131.051	0	0	0	0	0	8.131.051
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	68.958.172	0	0	828.421	0	0	69.786.593
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	758.508.381	0	0	0	0	0	758.508.381
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.041.181.425	0	0	1.997.544.825	0	0	5.038.726.250
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de	66.648.132	0	0	0	0	0	66.648.132

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				sus hijos							
401	07	10	00	Dotación de uniformes a empleados	173.263.418	0	0	0	0	0	173.263.418
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	138.280.426	0	0	0	0	0	138.280.426
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	68.451.576	0	0	0	0	0	68.451.576
401	07	17	00	Capacitación y adiestramiento a obreros	7.778.874	0	0	0	0	0	7.778.874
401	07	18	00	Becas a obreros	44.650.183	0	0	0	0	0	44.650.183
401	07	19	00	Ayudas por matrimonio de obreros	2.227.526	0	0	0	0	0	2.227.526
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.878.856	0	0	0	0	0	2.878.856
401	07	21	00	Ayudas por defunción a obreros	2.686.338	0	0	0	0	0	2.686.338
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	46.133.174	0	0	143.856	0	0	46.277.030
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	235.514.348	0	0	0	0	0	235.514.348
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	812.410.013	0	0	572.590.890	0	0	1.385.000.903
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	29.171.787	0	0	0	0	0	29.171.787
401	07	26	00	Dotación de uniformes a obreros	140.532.090	0	0	0	0	0	140.532.090
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	41.872.448	0	0	0	0	0	41.872.448
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	27.416.024	0	0	0	0	0	27.416.024
401	07	33	00	Asistencia socio-económica al personal contratado	650.677.572	0	0	0	0	0	650.677.572
401	07	34	00	Capacitación y adiestramiento al personal militar	3.980.000	0	0	0	0	0	3.980.000
401	07	35	00	Becas al personal militar	7.500.000	0	0	0	0	0	7.500.000
401	07	36	00	Ayudas por matrimonio al personal militar	1.670.000	0	0	0	0	0	1.670.000
401	07	37	00	Ayudas por nacimiento de hijos al personal militar	3.494.000	0	0	0	0	0	3.494.000
401	07	38	00	Ayudas por defunción al personal militar	1.250.000	0	0	0	0	0	1.250.000
401	07	39	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal militar	11.000.000	0	0	0	0	0	11.000.000
401	07	40	00	Aporte patronal a caja de ahorro por personal militar	94.571.021	0	0	47.285.510	0	0	141.856.531
401	07	41	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios personal militar	2.059.183	0	0	0	0	0	2.059.183
401	07	42	00	Ayudas al personal militar para adquisición de uniformes y útiles escolares de sus hijos	20.000.000	0	0	0	0	0	20.000.000
401	07	44	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal militar	11.000.000	0	0	0	0	0	11.000.000
401	07	52	00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular	380.500	0	0	0	0	0	380.500
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	15.880	0	0	0	0	0	15.880
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	15.880	0	0	0	0	0	15.880
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	9.860	0	0	0	0	0	9.860
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	227.328	0	0	0	0	0	227.328
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	6.554.387	0	0	0	0	0	6.554.387
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos	1.118.967	0	0	0	0	0	1.118.967

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular							
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	1.370.408	0	0	0	0	0	1.370.408
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	473.780	0	0	0	0	0	473.780
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	530.793	0	0	0	0	0	530.793
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	231.150	0	0	0	0	0	231.150
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	6.642.570	0	0	0	0	0	6.642.570
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	46.304.493	0	0	0	0	0	46.304.493
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	77.831.887	0	0	0	0	0	77.831.887
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	81.618	0	0	0	0	0	81.618
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	17.947.157	0	0	0	0	0	17.947.157
401	07	96	00	Otras subvenciones a empleados	158.878.107	0	0	5.218.830	0	0	164.096.937
401	07	97	00	Otras subvenciones a obreros	78.770.506	0	0	3.625.000	0	0	82.395.506
401	07	98	00	Otras subvenciones al personal militar	20.000.000	0	0	0	0	0	20.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	2.858.559.498	0	0	0	0	0	2.858.559.498
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.656.842.280	0	0	0	0	0	1.656.842.280
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	538.121.530	0	0	0	0	0	538.121.530
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	592.559.951	0	0	0	0	0	592.559.951
401	08	04	00	Prestaciones sociales e indemnizaciones al personal militar	97.500	0	0	0	0	0	97.500
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	8.155.657	0	0	0	0	0	8.155.657
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	62.782.580	0	0	0	0	0	62.782.580
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	3.318.985	0	0	0	0	0	3.318.985
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	3.318.985	0	0	0	0	0	3.318.985
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	19.697.858	0	0	0	0	0	19.697.858
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	19.697.858	0	0	0	0	0	19.697.858
401	96	00	00	Otros gastos del personal empleado	92.070.150	0	0	0	0	0	92.070.150
401	96	01	00	Otros gastos del personal empleado	92.070.150	0	0	0	0	0	92.070.150
401	97	00	00	Otros gastos del personal obrero	137.440.840	0	0	2.407.882	0	0	139.848.722
401	97	01	00	Otros gastos del personal obrero	137.440.840	0	0	2.407.882	0	0	139.848.722
401	98	00	00	Otros gastos del personal militar	10.080.000	0	0	5.040.000	0	0	15.120.000
401	98	01	00	Otros gastos del personal militar	10.080.000	0	0	5.040.000	0	0	15.120.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.175.611.171**	**0**	**0**	**2.279.328.351**	**0**	**0**	**10.454.939.522**
402	01	00	00	Productos alimenticios y agropecuarios	3.645.705.321	0	0	1.608.000.000	0	0	5.253.705.321
402	01	01	00	Alimentos y bebidas para personas	3.636.513.725	0	0	1.608.000.000	0	0	5.244.513.725
402	01	02	00	Alimentos para animales	5.440.690	0	0	0	0	0	5.440.690
402	01	03	00	Productos agrícolas y pecuarios	3.548.145	0	0	0	0	0	3.548.145
402	01	99	00	Otros productos alimenticios y agropecuarios	202.761	0	0	0	0	0	202.761
402	02	00	00	Productos de minas, canteras y yacimientos	9.946.175	0	0	0	0	0	9.946.175
402	02	01	00	Carbón mineral	21.515	0	0	0	0	0	21.515
402	02	02	00	Petróleo crudo y gas natural	1.141.350	0	0	0	0	0	1.141.350
402	02	03	00	Mineral de hierro	46.426	0	0	0	0	0	46.426
402	02	04	00	Mineral no ferroso	147.148	0	0	0	0	0	147.148
402	02	05	00	Piedra, arcilla, arena y tierra	8.275.364	0	0	0	0	0	8.275.364
402	02	06	00	Mineral para la fabricación de productos químicos	56	0	0	0	0	0	56
402	02	07	00	Sal para uso industrial	43.327	0	0	0	0	0	43.327

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	02	99	00	Otros productos de minas, canteras y yacimientos	270.989	0	0	0	0	0	270.989
402	03	00	00	Textiles y vestuarios	637.392.446	0	0	218.350	0	0	637.610.796
402	03	01	00	Textiles	144.089.893	0	0	50.000	0	0	144.139.893
402	03	02	00	Prendas de vestir	392.350.285	0	0	100.000	0	0	392.450.285
402	03	03	00	Calzados	94.456.611	0	0	0	0	0	94.456.611
402	03	99	00	Otros productos textiles y vestuarios	6.495.657	0	0	68.350	0	0	6.564.007
402	04	00	00	Productos de cuero y caucho	124.829.826	0	0	0	0	0	124.829.826
402	04	01	00	Cueros y pieles	473.623	0	0	0	0	0	473.623
402	04	02	00	Productos de cuero y sucedáneos del cuero	4.421.172	0	0	0	0	0	4.421.172
402	04	03	00	Cauchos y tripas para vehículos	119.369.397	0	0	0	0	0	119.369.397
402	04	99	00	Otros productos de cuero y caucho	565.634	0	0	0	0	0	565.634
402	05	00	00	Productos de papel, cartón e impresos	397.526.684	0	0	120.000	0	0	397.646.684
402	05	01	00	Pulpa de madera, papel y cartón	65.650.008	0	0	70.000	0	0	65.720.008
402	05	02	00	Envases y cajas de papel y cartón	19.567.422	0	0	0	0	0	19.567.422
402	05	03	00	Productos de papel y cartón para oficina	203.890.575	0	0	0	0	0	203.890.575
402	05	04	00	Libros, revistas y periódicos	16.809.722	0	0	0	0	0	16.809.722
402	05	05	00	Material de enseñanza	14.151.341	0	0	0	0	0	14.151.341
402	05	06	00	Productos de papel y cartón para computación	19.006.339	0	0	0	0	0	19.006.339
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	53.784.455	0	0	50.000	0	0	53.834.455
402	05	99	00	Otros productos de pulpa, papel y cartón	4.666.822	0	0	0	0	0	4.666.822
402	06	00	00	Productos químicos y derivados	1.447.264.541	0	0	540.900.001	0	0	1.988.164.542
402	06	01	00	Sustancias químicas y de uso industrial	25.722.673	0	0	0	0	0	25.722.673
402	06	02	00	Abonos, plaguicidas y otros	9.603.685	0	0	0	0	0	9.603.685
402	06	03	00	Tintas, pinturas y colorantes	145.660.996	0	0	0	0	0	145.660.996
402	06	04	00	Productos farmacéuticos y medicamentos	1.031.305.069	0	0	540.900.001	0	0	1.572.205.070
402	06	05	00	Productos de tocador	11.208.486	0	0	0	0	0	11.208.486
402	06	06	00	Combustibles y lubricantes	63.331.719	0	0	0	0	0	63.331.719
402	06	07	00	Productos diversos derivados del petróleo y del carbón	2.934.403	0	0	0	0	0	2.934.403
402	06	08	00	Productos plásticos	77.028.684	0	0	0	0	0	77.028.684
402	06	09	00	Mezclas explosivas	175.324	0	0	0	0	0	175.324
402	06	99	00	Otros productos de la industria química y conexos	80.293.502	0	0	0	0	0	80.293.502
402	07	00	00	Productos minerales no metálicos	23.314.730	0	0	0	0	0	23.314.730
402	07	01	00	Productos de barro, loza y porcelana	1.949.545	0	0	0	0	0	1.949.545
402	07	02	00	Vidrios y productos de vidrio	6.044.897	0	0	0	0	0	6.044.897
402	07	03	00	Productos de arcilla para construcción	4.775.527	0	0	0	0	0	4.775.527
402	07	04	00	Cemento, cal y yeso	9.881.558	0	0	0	0	0	9.881.558
402	07	99	00	Otros productos minerales no metálicos	663.203	0	0	0	0	0	663.203
402	08	00	00	Productos metálicos	348.297.232	0	0	0	0	0	348.297.232
402	08	01	00	Productos primarios de hierro y acero	10.628.096	0	0	0	0	0	10.628.096
402	08	02	00	Productos de metales no ferrosos	4.618.073	0	0	0	0	0	4.618.073
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	73.571.556	0	0	0	0	0	73.571.556
402	08	04	00	Productos metálicos estructurales	3.926.676	0	0	0	0	0	3.926.676
402	08	05	00	Materiales de orden público, seguridad y defensa	80.659.472	0	0	0	0	0	80.659.472
402	08	07	00	Material de señalamiento	8.094.202	0	0	0	0	0	8.094.202
402	08	08	00	Material de educación	4.697.781	0	0	0	0	0	4.697.781
402	08	09	00	Repuestos y accesorios para equipos de transporte	124.849.063	0	0	0	0	0	124.849.063
402	08	10	00	Repuestos y accesorios para otros equipos	32.130.705	0	0	0	0	0	32.130.705
402	08	99	00	Otros productos metálicos	5.121.608	0	0	0	0	0	5.121.608
402	09	00	00	Productos de madera	12.522.133	0	0	0	0	0	12.522.133

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	01	00	Productos primarios de madera	8.517.871	0	0	0	0	0	8.517.871
402	09	02	00	Muebles y accesorios de madera para edificaciones	3.400.908	0	0	0	0	0	3.400.908
402	09	99	00	Otros productos de madera	603.354	0	0	0	0	0	603.354
402	10	00	00	Productos varios y útiles diversos	1.446.950.900	0	0	130.090.000	0	0	1.577.040.900
402	10	01	00	Artículos de deporte, recreación y juguetes	29.569.271	0	0	0	0	0	29.569.271
402	10	02	00	Materiales y útiles de limpieza y aseo	118.210.974	0	0	0	0	0	118.210.974
402	10	03	00	Utensilios de cocina y comedor	31.770.511	0	0	0	0	0	31.770.511
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	673.730.301	0	0	130.060.000	0	0	803.790.301
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	108.578.147	0	0	0	0	0	108.578.147
402	10	06	00	Condecoraciones, ofrendas y similares	25.904.205	0	0	30.000	0	0	25.934.205
402	10	07	00	Productos de seguridad en el trabajo	27.457.212	0	0	0	0	0	27.457.212
402	10	08	00	Materiales para equipos de computación	244.787.072	0	0	0	0	0	244.787.072
402	10	09	00	Especies timbradas y valores	487.052	0	0	0	0	0	487.052
402	10	10	00	Útiles religiosos	297.896	0	0	0	0	0	297.896
402	10	11	00	Materiales eléctricos	95.251.482	0	0	0	0	0	95.251.482
402	10	12	00	Materiales para instalaciones sanitarias	40.216.321	0	0	0	0	0	40.216.321
402	10	13	00	Materiales fotográficos	23.938.160	0	0	0	0	0	23.938.160
402	10	99	00	Otros productos y útiles diversos	26.752.296	0	0	0	0	0	26.752.296
402	11	00	00	Bienes para la venta	1.000	0	0	0	0	0	1.000
402	11	01	00	Productos y artículos para la venta	0	0	0	0	0	0	0
402	11	99	00	Otros bienes para la venta	1.000	0	0	0	0	0	1.000
402	99	00	00	Otros materiales y suministros	81.860.183	0	0	0	0	0	81.860.183
402	99	01	00	Otros materiales y suministros	81.860.183	0	0	0	0	0	81.860.183
403	**00**	**00**	**00**	**Servicios no personales**	**8.008.398.394**	**0**	**0**	**75.359.864**	**0**	**0**	**8.083.758.258**
403	01	00	00	Alquileres de inmuebles	252.698.232	0	0	0	0	0	252.698.232
403	01	01	00	Alquileres de edificios y locales	245.742.017	0	0	0	0	0	245.742.017
403	01	02	00	Alquileres de instalaciones culturales y recreativas	6.951.915	0	0	0	0	0	6.951.915
403	01	03	00	Alquileres de tierras y terrenos	4.300	0	0	0	0	0	4.300
403	02	00	00	Alquileres de maquinaria y equipos	124.687.480	0	0	0	0	0	124.687.480
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	1.245.710	0	0	0	0	0	1.245.710
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	88.170.134	0	0	0	0	0	88.170.134
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	1.537.793	0	0	0	0	0	1.537.793
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	843.103	0	0	0	0	0	843.103
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	3.857.947	0	0	0	0	0	3.857.947
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	8.193.337	0	0	0	0	0	8.193.337
403	02	99	00	Alquileres de otras maquinaria y equipos	20.839.456	0	0	0	0	0	20.839.456
403	03	00	00	Derechos sobre bienes intangibles	1.950.301	0	0	0	0	0	1.950.301
403	03	02	00	Derechos de autor	31.400	0	0	0	0	0	31.400
403	03	03	00	Paquetes y programas de computación	1.918.901	0	0	0	0	0	1.918.901
403	04	00	00	Servicios básicos	807.896.558	0	0	13.100.000	0	0	820.996.558
403	04	01	00	Electricidad	107.527.572	0	0	8.000.000	0	0	115.527.572
403	04	02	00	Gas	4.266.448	0	0	0	0	0	4.266.448
403	04	03	00	Agua	105.285.782	0	0	3.000.000	0	0	108.285.782
403	04	04	00	Teléfonos	240.960.190	0	0	2.000.000	0	0	242.960.190
403	04	05	00	Servicio de comunicaciones	295.238.139	0	0	100.000	0	0	295.338.139
403	04	06	00	Servicio de aseo urbano y domiciliario	23.551.300	0	0	0	0	0	23.551.300

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	07	00	Servicio de condominio	31.067.127	0	0	0	0	0	31.067.127
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	8.223.622	0	0	0	0	0	8.223.622
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	5.848.415	0	0	0	0	0	5.848.415
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	660.479	0	0	0	0	0	660.479
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	602.000	0	0	0	0	0	602.000
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	846.228	0	0	0	0	0	846.228
403	05	06	00	Servicio de administración, vigilancia y mantenimiento del servicio de aseo urbano y domiciliario	266.500	0	0	0	0	0	266.500
403	06	00	00	Servicios de transporte y almacenaje	48.098.682	0	0	0	0	0	48.098.682
403	06	01	00	Fletes y embalajes	31.941.839	0	0	0	0	0	31.941.839
403	06	02	00	Almacenaje	3.179.932	0	0	0	0	0	3.179.932
403	06	03	00	Estacionamiento	3.706.895	0	0	0	0	0	3.706.895
403	06	04	00	Peaje	429.057	0	0	0	0	0	429.057
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	8.840.959	0	0	0	0	0	8.840.959
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.440.360.439	0	0	56.305	0	0	1.440.416.744
403	07	01	00	Publicidad y propaganda	306.587.058	0	0	0	0	0	306.587.058
403	07	02	00	Imprenta y reproducción	793.074.402	0	0	0	0	0	793.074.402
403	07	03	00	Relaciones sociales	265.075.119	0	0	56.305	0	0	265.131.424
403	07	04	00	Avisos	75.623.860	0	0	0	0	0	75.623.860
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	311.949.164	0	0	0	0	0	311.949.164
403	08	01	00	Primas y gastos de seguros	297.460.070	0	0	0	0	0	297.460.070
403	08	02	00	Comisiones y gastos bancarios	9.440.118	0	0	0	0	0	9.440.118
403	08	03	00	Comisiones y gastos de adquisición de seguros	5.048.976	0	0	0	0	0	5.048.976
403	09	00	00	Viáticos y pasajes	683.849.748	0	0	0	0	0	683.849.748
403	09	01	00	Viáticos y pasajes dentro del país	481.834.913	0	0	0	0	0	481.834.913
403	09	02	00	Viáticos y pasajes fuera del país	200.550.107	0	0	0	0	0	200.550.107
403	09	03	00	Asignación por kilómetros recorridos	1.464.728	0	0	0	0	0	1.464.728
403	10	00	00	Servicios profesionales y técnicos	539.693.131	0	0	5.200.000	0	0	544.893.131
403	10	01	00	Servicios jurídicos	10.091.412	0	0	0	0	0	10.091.412
403	10	02	00	Servicios de contabilidad y auditoría	975.293	0	0	0	0	0	975.293
403	10	03	00	Servicios de procesamiento de datos	73.615.743	0	0	0	0	0	73.615.743
403	10	04	00	Servicios de ingeniería y arquitectónicos	28.380.530	0	0	0	0	0	28.380.530
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	3.032.799	0	0	0	0	0	3.032.799
403	10	06	00	Servicios de veterinaria	648.364	0	0	0	0	0	648.364
403	10	07	00	Servicios de capacitación y adiestramiento	84.901.825	0	0	0	0	0	84.901.825
403	10	08	00	Servicios presupuestarios	200.000	0	0	0	0	0	200.000
403	10	09	00	Servicios de lavandería y tintorería	7.703.936	0	0	0	0	0	7.703.936
403	10	10	00	Servicios de vigilancia	23.069.314	0	0	0	0	0	23.069.314
403	10	11	00	Servicios para la elaboración y suministro de comida	106.477.150	0	0	5.200.000	0	0	111.677.150
403	10	99	00	Otros servicios profesionales y técnicos	200.596.765	0	0	0	0	0	200.596.765
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	552.654.524	0	0	2.500.000	0	0	555.154.524
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	23.827.227	0	0	0	0	0	23.827.227
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	231.114.887	0	0	0	0	0	231.114.887

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	13.365.581	0	0	0	0	0	13.365.581
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	79.262.171	0	0	2.500.000	0	0	81.762.171
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	6.621.782	0	0	0	0	0	6.621.782
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	1.349.778	0	0	0	0	0	1.349.778
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	161.033.100	0	0	0	0	0	161.033.100
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	36.079.998	0	0	0	0	0	36.079.998
403	12	00	00	Conservación y reparaciones menores de obras	666.694.433	0	0	0	0	0	666.694.433
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	657.847.137	0	0	0	0	0	657.847.137
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	8.847.296	0	0	0	0	0	8.847.296
403	13	00	00	Servicios de construcciones temporales	250.666	0	0	0	0	0	250.666
403	13	01	00	Servicios de construcciones temporales	250.666	0	0	0	0	0	250.666
403	15	00	00	Servicios fiscales	19.227.992	0	0	0	0	0	19.227.992
403	15	01	00	Derechos de importación y servicios aduaneros	16.882.990	0	0	0	0	0	16.882.990
403	15	02	00	Tasas y otros derechos obligatorios	2.081.883	0	0	0	0	0	2.081.883
403	15	03	00	Asignación a agentes de especies fiscales	28.730	0	0	0	0	0	28.730
403	15	99	00	Otros servicios fiscales	234.389	0	0	0	0	0	234.389
403	16	00	00	Servicios de diversión, esparcimiento y culturales	168.782.602	0	0	0	0	0	168.782.602
403	16	01	00	Servicios de diversión, esparcimiento y culturales	168.782.602	0	0	0	0	0	168.782.602
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	489.398	0	0	0	0	0	489.398
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	489.398	0	0	0	0	0	489.398
403	18	00	00	Impuestos indirectos	1.866.181.780	0	0	5.839.667	0	0	1.872.021.447
403	18	01	00	Impuesto al valor agregado	1.863.454.440	0	0	5.839.667	0	0	1.869.294.107
403	18	99	00	Otros impuestos indirectos	2.727.340	0	0	0	0	0	2.727.340
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	119.946.440	0	0	8.663.892	0	0	128.610.332
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	119.946.440	0	0	8.663.892	0	0	128.610.332
403	99	00	00	Otros servicios no personales	394.763.202	0	0	40.000.000	0	0	434.763.202
403	99	01	00	Otros servicios no personales	394.763.202	0	0	40.000.000	0	0	434.763.202
404	**00**	**00**	**00**	**Activos reales**	**2.550.585.193**	**16.087.081.911**	**0**	**5.800.000**	**0**	**0**	**18.643.467.104**
404	01	00	00	Repuestos y reparaciones mayores	151.213.103	0	0	0	0	0	151.213.103
404	01	01	00	Repuestos mayores	89.415.409	0	0	0	0	0	89.415.409
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	9.705.425	0	0	0	0	0	9.705.425
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	54.094.758	0	0	0	0	0	54.094.758
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	1.909.790	0	0	0	0	0	1.909.790
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	283.713	0	0	0	0	0	283.713
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	598.156	0	0	0	0	0	598.156
404	01	01	06	Repuestos mayores para equipos y armamentos de orden público, seguridad y defensa	50.000	0	0	0	0	0	50.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	19.641.393	0	0	0	0	0	19.641.393

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	3.132.174	0	0	0	0	0	3.132.174
404	01	02	00	Reparaciones mayores de maquinaria y equipos	61.797.694	0	0	0	0	0	61.797.694
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	7.112.893	0	0	0	0	0	7.112.893
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	39.530.182	0	0	0	0	0	39.530.182
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	112.250	0	0	0	0	0	112.250
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	2.386.511	0	0	0	0	0	2.386.511
404	01	02	05	Reparaciones mayores de equipos cientificos, religiosos, de enseñanza y recreación	63.000	0	0	0	0	0	63.000
404	01	02	06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional	13.736	0	0	0	0	0	13.736
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	7.986.455	0	0	0	0	0	7.986.455
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	4.592.667	0	0	0	0	0	4.592.667
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	400.837.802	0	0	0	0	0	400.837.802
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	400.837.802	0	0	0	0	0	400.837.802
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	0	0	0	0	0	0	0
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	105.551.704	0	0	200.000	0	0	105.751.704
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	35.184.841	0	0	0	0	0	35.184.841
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	9.320.830	0	0	0	0	0	9.320.830
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	2.626.672	0	0	0	0	0	2.626.672
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	27.699.614	0	0	200.000	0	0	27.899.614
404	03	05	00	Maquinaria y equipos industriales y de taller	10.128.984	0	0	0	0	0	10.128.984
404	03	06	00	Maquinaria y equipos de energía	15.071.797	0	0	0	0	0	15.071.797
404	03	07	00	Maquinaria y equipos de riego y acueductos	323.757	0	0	0	0	0	323.757
404	03	08	00	Equipos de almacén	25.000	0	0	0	0	0	25.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	5.170.209	0	0	0	0	0	5.170.209
404	04	00	00	Equipos de transporte, tracción y elevación	340.610.236	0	0	0	0	0	340.610.236
404	04	01	00	Vehículos automotores terrestres	305.193.576	0	0	0	0	0	305.193.576
404	04	03	00	Equipos marítimos de transporte	7.747.055	0	0	0	0	0	7.747.055
404	04	05	00	Vehículos de tracción no motorizados	1.454.009	0	0	0	0	0	1.454.009
404	04	06	00	Equipos auxiliares de transporte	12.229.946	0	0	0	0	0	12.229.946
404	04	99	00	Otros equipos de transporte, tracción y elevación	13.985.650	0	0	0	0	0	13.985.650
404	05	00	00	Equipos de comunicaciones y de señalamiento	116.690.870	0	0	0	0	0	116.690.870
404	05	01	00	Equipos de telecomunicaciones	104.343.495	0	0	0	0	0	104.343.495
404	05	02	00	Equipos de señalamiento	61.015	0	0	0	0	0	61.015
404	05	04	00	Equipos de correo	127.962	0	0	0	0	0	127.962
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	12.158.398	0	0	0	0	0	12.158.398
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	72.188.955	0	0	5.500.000	0	0	77.688.955
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	72.047.855	0	0	5.500.000	0	0	77.547.855
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	141.100	0	0	0	0	0	141.100
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	176.079.280	0	0	0	0	0	176.079.280
404	07	01	00	Equipos científicos y de laboratorio	43.018.251	0	0	0	0	0	43.018.251
404	07	02	00	Equipos de enseñanza, deporte y recreación	68.708.725	0	0	0	0	0	68.708.725
404	07	03	00	Obras de arte	1.682.742	0	0	0	0	0	1.682.742
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	52.868.346	0	0	0	0	0	52.868.346

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	05	00	Equipos religiosos	137.476	0	0	0	0	0	137.476
404	07	06	00	Instrumentos musicales y equipos de audio	8.077.838	0	0	0	0	0	8.077.838
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	1.585.902	0	0	0	0	0	1.585.902
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	64.314.031	16.087.081.911	0	0	0	0	16.151.395.942
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	49.168.551	16.087.081.911	0	0	0	0	16.136.250.462
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	10.362.108	0	0	0	0	0	10.362.108
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	4.783.372	0	0	0	0	0	4.783.372
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	789.428.498	0	0	100.000	0	0	789.528.498
404	09	01	00	Mobiliario y equipos de oficina	396.149.531	0	0	100.000	0	0	396.249.531
404	09	02	00	Equipos de computación	230.835.325	0	0	0	0	0	230.835.325
404	09	03	00	Mobiliario y equipos de alojamiento	139.094.047	0	0	0	0	0	139.094.047
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	23.349.595	0	0	0	0	0	23.349.595
404	10	00	00	Semovientes	125.000	0	0	0	0	0	125.000
404	10	01	00	Semovientes	125.000	0	0	0	0	0	125.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	203.955.086	0	0	0	0	0	203.955.086
404	11	02	00	Adquisición de edificios e instalaciones	199.059.500	0	0	0	0	0	199.059.500
404	11	03	00	Expropiación de tierras y terrenos	1.500.010	0	0	0	0	0	1.500.010
404	11	05	00	Adquisición de maquinaria y equipos usados	3.395.576	0	0	0	0	0	3.395.576
404	11	05	01	Maquinaria y demás equipos de construcción, campo, industria y taller	179.241	0	0	0	0	0	179.241
404	11	05	03	Equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	11	05	06	Equipos para seguridad pública	1.000.000	0	0	0	0	0	1.000.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	2.196.335	0	0	0	0	0	2.196.335
404	12	00	00	Activos intangibles	86.662.662	0	0	0	0	0	86.662.662
404	12	01	00	Marcas de fábrica y patentes de invención	37.918.640	0	0	0	0	0	37.918.640
404	12	02	00	Derechos de autor	52.640	0	0	0	0	0	52.640
404	12	04	00	Paquetes y programas de computación	33.111.233	0	0	0	0	0	33.111.233
404	12	05	00	Estudios y proyectos	15.280.556	0	0	0	0	0	15.280.556
404	12	99	00	Otros activos intangibles	299.593	0	0	0	0	0	299.593
404	13	00	00	Estudios y proyectos para inversión en activos fijos	0	0	0	0	0	0	0
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	0	0	0	0	0	0	0
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	0	0	0	0	0	0	0
404	14	00	00	Contratación de inspección de obras	462.963	0	0	0	0	0	462.963
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	0	0	0	0	0	0	0
404	14	02	00	Contratación de inspección de obras de bienes del dominio público	462.963	0	0	0	0	0	462.963
404	15	00	00	Construcciones del dominio privado	1.000.000	0	0	0	0	0	1.000.000
404	15	01	00	Construcciones de edificaciones médico-asistenciales	0	0	0	0	0	0	0
404	15	03	00	Construcciones de edificaciones educativas, religiosas y recreativas	0	0	0	0	0	0	0
404	15	04	00	Construcciones de edificaciones culturales y deportivas	0	0	0	0	0	0	0
404	15	05	00	Construcciones de edificaciones para oficina	1.000.000	0	0	0	0	0	1.000.000
404	15	06	00	Construcciones de edificaciones industriales	0	0	0	0	0	0	0
404	15	99	00	Otras construcciones del dominio privado	0	0	0	0	0	0	0
404	16	00	00	Construcciones del dominio público	8.035.714	0	0	0	0	0	8.035.714
404	16	01	00	Construcción de vialidad	0	0	0	0	0	0	0
404	16	03	00	Construcciones de instalaciones hidráulicas	8.035.714	0	0	0	0	0	8.035.714
404	99	00	00	Otros activos reales	33.429.289	0	0	0	0	0	33.429.289
404	99	01	00	Otros activos reales	33.429.289	0	0	0	0	0	33.429.289
405	**00**	**00**	**00**	**Activos financieros**	**454.253.225**	0	0	0	0	0	**454.253.225**

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
405	01	00	00	Aportes en acciones y participaciones de capital	454.253.225	0	0	0	0	0	454.253.225
405	01	02	00	Aportes en acciones y participaciones de capital al sector público	72.605.960	0	0	0	0	0	72.605.960
405	01	02	05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	72.605.960	0	0	0	0	0	72.605.960
405	01	03	00	Aportes en acciones y participaciones de capital al sector externo	381.647.265	0	0	0	0	0	381.647.265
405	01	03	01	Aportes en acciones y participaciones de capital a organismos internacionales	381.647.265	0	0	0	0	0	381.647.265
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**380.623.539**	**0**	**0**	**0**	**0**	**0**	**380.623.539**
406	01	00	00	Gastos de defensa y seguridad del Estado	380.623.539	0	0	0	0	0	380.623.539
406	01	01	00	Gastos de defensa y seguridad del Estado	380.623.539	0	0	0	0	0	380.623.539
407	**00**	**00**	**00**	**Transferencias y donaciones**	**176.426.413.462**	**26.228.861.091**	**0**	**10.289.640.338**	**130.295.086**	**0**	**213.075.209.977**
407	01	00	00	Transferencias y donaciones corrientes internas	88.068.560.028	7.738.329	0	10.263.513.197	130.295.086	0	98.470.106.640
407	01	01	00	Transferencias corrientes internas al sector privado	12.560.619.358	0	0	1.044.459.745	0	0	13.605.079.103
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.003.035.988	0	0	31.576.377	0	0	1.034.612.365
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	5.679.501.254	0	0	129.721.016	0	0	5.809.222.270
407	01	01	03	Becas escolares	131.048.400	0	0	0	0	0	131.048.400
407	01	01	04	Becas universitarias en el país	26.988.215	0	0	0	0	0	26.988.215
407	01	01	05	Becas de perfeccionamiento profesional en el país	29.003.030	0	0	0	0	0	29.003.030
407	01	01	06	Becas para estudios en el extranjero	94.600	0	0	0	0	0	94.600
407	01	01	07	Otras becas	0	0	0	0	0	0	0
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	104.206.217	0	0	75.591.649	0	0	179.797.866
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	44.444.526	0	0	0	0	0	44.444.526
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	213.500.813	0	0	0	0	0	213.500.813
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	186.036.405	0	0	2.156.718	0	0	188.193.123
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	363.352.296	0	0	768.077.253	0	0	1.131.429.549
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	229.807.454	0	0	0	0	0	229.807.454
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	948.660.810	0	0	0	0	0	948.660.810
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	837.447.073	0	0	37.336.732	0	0	874.783.805
407	01	01	47	Sobrevivientes por enfermedad común	3.045.000	0	0	0	0	0	3.045.000
407	01	01	56	Otras asignaciones	4.280.750	0	0	0	0	0	4.280.750
407	01	01	70	Subsidios educacionales al sector privado	2.642.645.936	0	0	0	0	0	2.642.645.936
407	01	01	72	Subsidios culturales al sector privado	47.875.738	0	0	0	0	0	47.875.738
407	01	01	73	Subsidios a instituciones benéficas privadas	37.210.680	0	0	0	0	0	37.210.680
407	01	01	75	Subsidios a organismos laborales y gremiales	140.820	0	0	0	0	0	140.820
407	01	01	76	Subsidios a entidades religiosas	145.000	0	0	0	0	0	145.000
407	01	01	78	Subsidios científicos al sector privado	239.000	0	0	0	0	0	239.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	27.909.353	0	0	0	0	0	27.909.353
407	01	02	00	Donaciones corrientes internas al sector privado	550.954.072	0	0	0	0	0	550.954.072
407	01	02	01	Donaciones corrientes a personas	538.844.824	0	0	0	0	0	538.844.824
407	01	02	02	Donaciones corrientes a instituciones sin fines de lucro	12.109.248	0	0	0	0	0	12.109.248
407	01	03	00	Transferencias corrientes internas al sector público	74.896.474.218	7.738.329	0	9.219.053.452	130.295.086	0	84.253.561.085
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	42.146.153.633	7.738.329	0	3.387.518.047	30.295.086	0	45.571.705.095
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	19.308.054.822	0	0	4.000.000.000	0	0	23.308.054.822

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	03	04	Transferencias corrientes a instituciones de protección social	1.122.794.196	0	0	0	0	0	1.122.794.196
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	2.217.448.927	0	0	800.000.000	0	0	3.017.448.927
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	3.592.702.221	0	0	0	0	0	3.592.702.221
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	86.086.162	0	0	0	0	0	86.086.162
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	283.321.434	0	0	0	0	0	283.321.434
407	01	03	10	Transferencias corrientes al Poder Estadal	6.088.664.353	0	0	1.031.535.405	100.000.000	0	7.220.199.758
407	01	03	11	Transferencias corrientes al Poder Municipal	10.994.102	0	0	0	0	0	10.994.102
407	01	03	99	Otras transferencias corrientes internas al sector público	40.254.368	0	0	0	0	0	40.254.368
407	01	04	00	Donaciones corrientes internas al sector público	0	0	0	0	0	0	0
407	01	04	01	Donaciones corrientes a la República	0	0	0	0	0	0	0
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	11.973.513	0	0	0	0	0	11.973.513
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	8.227.297	0	0	0	0	0	8.227.297
407	01	05	02	Pensiones del personal de alto nivel y de dirección	620.050	0	0	0	0	0	620.050
407	01	05	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	2.433.649	0	0	0	0	0	2.433.649
407	01	05	07	Aguinaldos del personal pensionado de alto nivel y de dirección	34.141	0	0	0	0	0	34.141
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	68.394	0	0	0	0	0	68.394
407	01	05	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	142.574	0	0	0	0	0	142.574
407	01	05	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección	180.016	0	0	0	0	0	180.016
407	01	05	99	Otras subvenciones socio-económicas del personal pensionado de alto nivel y de dirección	267.392	0	0	0	0	0	267.392
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	48.538.867	0	0	0	0	0	48.538.867
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	25.937.086	0	0	0	0	0	25.937.086
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	1.993.352	0	0	0	0	0	1.993.352
407	01	06	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	13.342.943	0	0	0	0	0	13.342.943
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	198.549	0	0	0	0	0	198.549
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	3.563.742	0	0	0	0	0	3.563.742
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	218.525	0	0	0	0	0	218.525
407	01	06	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	1.409.901	0	0	0	0	0	1.409.901
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	822.808	0	0	0	0	0	822.808
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	1.051.961	0	0	0	0	0	1.051.961
407	02	00	00	Transferencias y donaciones corrientes al exterior	25.251.073	0	0	0	0	0	25.251.073
407	02	01	00	Transferencias corrientes al exterior	20.688.918	0	0	0	0	0	20.688.918
407	02	01	04	Transferencias corrientes a organismos internacionales	20.688.918	0	0	0	0	0	20.688.918
407	02	02	00	Donaciones corrientes al exterior	4.562.155	0	0	0	0	0	4.562.155

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	02	02	01	Donaciones corrientes a personas	4.262.155	0	0	0	0	0	4.262.155
407	02	02	04	Donaciones corrientes a organismos internacionales	300.000	0	0	0	0	0	300.000
407	03	00	00	Transferencias y donaciones de capital internas	27.975.604.450	26.221.122.762	0	26.127.141	0	0	54.222.854.353
407	03	03	00	Transferencias de capital internas al sector público	27.975.604.450	26.221.122.762	0	26.127.141	0	0	54.222.854.353
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	26.197.479.632	5.184.236.777	0	26.127.141	0	0	31.407.843.550
407	03	03	04	Transferencias de capital a entes descentralizados con fines empresariales petroleros	29.573.079	0	0	0	0	0	29.573.079
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	188.601.739	21.036.885.985	0	0	0	0	21.225.487.724
407	03	03	06	Transferencias de capital a entes descentralizados financieros bancarios	1.500.000.000	0	0	0	0	0	1.500.000.000
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	59.950.000	0	0	0	0	0	59.950.000
407	03	04	00	Donaciones de capital internas al sector público	0	0	0	0	0	0	0
407	03	04	01	Donaciones de capital a la República	0	0	0	0	0	0	0
407	05	00	00	Situado	60.183.929.609	0	0	0	0	0	60.183.929.609
407	05	01	00	Situado Constitucional	60.183.929.609	0	0	0	0	0	60.183.929.609
407	05	01	01	Situado Estadal	48.147.143.687	0	0	0	0	0	48.147.143.687
407	05	01	02	Situado Municipal	12.036.785.922	0	0	0	0	0	12.036.785.922
407	06	00	00	Subsidio de Régimen Especial	88.000.000	0	0	0	0	0	88.000.000
407	06	01	00	Subsidio de Régimen Especial	88.000.000	0	0	0	0	0	88.000.000
407	07	00	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000
407	07	01	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	35.068.302	0	0	0	0	0	35.068.302
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	19.887.282	0	0	0	0	0	19.887.282
407	12	01	01	Transferencias Corrientes a Consejos Comunales	2.887.282	0	0	0	0	0	2.887.282
407	12	01	02	Donaciones Corrientes a Consejos Comunales	17.000.000	0	0	0	0	0	17.000.000
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	15.181.020	0	0	0	0	0	15.181.020
407	12	02	01	Transferencias de Capital a Consejos Comunales	15.181.020	0	0	0	0	0	15.181.020
407	12	02	02	Donaciones de Capital a Consejos Comunales	0	0	0	0	0	0	0
408	**00**	**00**	**00**	**Otros gastos**	**6.556.618**	0	0	0	0	0	**6.556.618**
408	05	00	00	Obligaciones en el ejercicio vigente	6.556.618	0	0	0	0	0	6.556.618
408	05	01	00	Devoluciones de cobros indebidos	0	0	0	0	0	0	0
408	05	02	00	Devoluciones y reintegros diversos	6.500.000	0	0	0	0	0	6.500.000
408	05	03	00	Indemnizaciones diversas	56.618	0	0	0	0	0	56.618
408	08	00	00	Indemnizaciones y sanciones pecuniarias	0	0	0	0	0	0	0
408	08	01	00	Indemnizaciones por daños y perjuicios	0	0	0	0	0	0	0
408	08	01	01	Indemnizaciones por daños y perjuicios ocasionados por organismos de la República, del Poder Estadal y del Poder Municipal	0	0	0	0	0	0	0
410	**00**	**00**	**00**	**Servicio de la deuda pública**	**45.209.268.804**	0	**33.040.862.052**	0	0	0	**78.250.130.856**
410	01	00	00	Servicio de la deuda pública interna a corto plazo	437.206.325	0	72.857.053	0	0	0	510.063.378
410	01	01	00	Servicio de la deuda pública interna a corto plazo de títulos y valores	437.206.325	0	72.857.053	0	0	0	510.063.378
410	01	01	07	Descuentos en colocación de letras del tesoro a corto plazo	437.206.325	0	72.857.053	0	0	0	510.063.378
410	02	00	00	Servicio de la deuda pública interna a largo plazo	27.398.421.722	0	22.919.821.585	0	0	0	50.318.243.307
410	02	01	00	Servicio de la deuda pública interna a largo plazo de títulos y valores	27.398.421.722	0	22.919.821.585	0	0	0	50.318.243.307
410	02	01	01	Amortización de la deuda pública interna a largo plazo de títulos y valores	0	0	8.697.409.620	0	0	0	8.697.409.620
410	02	01	03	Intereses de la deuda pública interna a largo plazo de títulos y valores	27.398.421.722	0	14.222.411.965	0	0	0	41.620.833.687
410	04	00	00	Servicio de la deuda pública externa a largo plazo	17.373.640.757	0	10.048.183.414	0	0	0	27.421.824.171
410	04	01	00	Servicio de la deuda pública externa a largo plazo de títulos y valores	16.365.380.249	0	9.320.197.246	0	0	0	25.685.577.495

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
410	04	01	02	Intereses de la deuda pública externa a largo plazo de títulos y valores	15.835.520.042	0	8.914.038.545	0	0	0	24.749.558.587
410	04	01	04	Comisiones y otros gastos de la deuda pública externa a largo plazo de títulos y valores	529.860.207	0	406.158.701	0	0	0	936.018.908
410	04	02	00	Servicio de la deuda pública externa por préstamos a largo plazo	1.008.260.508	0	727.986.168	0	0	0	1.736.246.676
410	04	02	05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	192.241.484	0	152.496.767	0	0	0	344.738.251
410	04	02	06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	495.552.482	0	362.154.771	0	0	0	857.707.253
410	04	02	07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	272.086.680	0	179.078.022	0	0	0	451.164.702
410	04	02	13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	12.622.901	0	2.603.937	0	0	0	15.226.838
410	04	02	14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	14.745.922	0	10.925.688	0	0	0	25.671.610
410	04	02	15	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	21.011.039	0	20.726.983	0	0	0	41.738.022
411	**00**	**00**	**00**	**Disminución de pasivos**	**664.597.517**	**0**	**0**	**0**	**0**	**0**	**664.597.517**
411	01	00	00	Disminución de gastos de personal por pagar	10.000.000	0	0	0	0	0	10.000.000
411	01	01	00	Disminución de sueldos, salarios y otras remuneraciones por pagar	10.000.000	0	0	0	0	0	10.000.000
411	03	00	00	Disminución de cuentas y efectos por pagar a proveedores	3.298.118	0	0	0	0	0	3.298.118
411	03	01	00	Disminución de cuentas por pagar a proveedores a corto plazo	3.298.118	0	0	0	0	0	3.298.118
411	11	00	00	Obligaciones de ejercicios anteriores	651.299.399	0	0	0	0	0	651.299.399
411	11	02	00	Devoluciones y reintegros diversos	25.102.000	0	0	0	0	0	25.102.000
411	11	03	00	Indemnizaciones diversas	2.000.000	0	0	0	0	0	2.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	483.886.744	0	0	0	0	0	483.886.744
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	140.310.655	0	0	0	0	0	140.310.655
498	**00**	**00**	**00**	**Rectificaciones al presupuesto**	**3.009.196.480**	**0**	**0**	**0**	**0**	**0**	**3.009.196.480**
498	01	00	00	Rectificaciones al presupuesto	3.009.196.480	0	0	0	0	0	3.009.196.480
498	01	01	00	Rectificaciones al presupuesto	3.009.196.480	0	0	0	0	0	3.009.196.480
				Totales	**300.919.648.047**	**42.315.943.002**	**33.040.862.052**	**20.000.000.000**	**130.295.086**	**0**	**396.406.748.187**

01

Asamblea Nacional

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**758.441.468**	**0**	**0**	**0**	**0**	**0**	**758.441.468**
401	01	00	00	Sueldos, salarios y otras retribuciones	224.943.333	0	0	0	0	0	224.943.333
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	95.336.512	0	0	0	0	0	95.336.512
401	01	03	00	Suplencias a empleados	366.667	0	0	0	0	0	366.667
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	43.630.064	0	0	0	0	0	43.630.064
401	01	13	00	Suplencias a obreros	626.833	0	0	0	0	0	626.833
401	01	18	00	Remuneraciones al personal contratado	20.313.167	0	0	0	0	0	20.313.167
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	133.667	0	0	0	0	0	133.667
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	11.454.519	0	0	0	0	0	11.454.519
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	34.175.687	0	0	0	0	0	34.175.687
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	350.000	0	0	0	0	0	350.000
401	01	99	00	Otras retribuciones	18.556.217	0	0	0	0	0	18.556.217
401	03	00	00	Primas	33.873.585	0	0	0	0	0	33.873.585
401	03	01	00	Primas por mérito a empleados	29.966	0	0	0	0	0	29.966
401	03	02	00	Primas de transporte a empleados	1.680.490	0	0	0	0	0	1.680.490
401	03	04	00	Primas por hijos a empleados	722.661	0	0	0	0	0	722.661
401	03	08	00	Primas de profesionalización a empleados	1.777.360	0	0	0	0	0	1.777.360
401	03	09	00	Primas por antigüedad a empleados	16.562.898	0	0	0	0	0	16.562.898
401	03	16	00	Primas por mérito a obreros	800	0	0	0	0	0	800
401	03	17	00	Primas de transporte a obreros	1.054.370	0	0	0	0	0	1.054.370
401	03	19	00	Primas por hijos de obreros	624.367	0	0	0	0	0	624.367
401	03	21	00	Primas por antigüedad a obreros	7.317.379	0	0	0	0	0	7.317.379
401	03	22	00	Primas de profesionalización a obreros	107.520	0	0	0	0	0	107.520
401	03	37	00	Primas de transporte al personal contratado	595.350	0	0	0	0	0	595.350
401	03	39	00	Primas por hijos al personal contratado	152.376	0	0	0	0	0	152.376
401	03	40	00	Primas de profesionalización al personal contratado	360.500	0	0	0	0	0	360.500
401	03	41	00	Primas por antigüedad al personal contratado	51.464	0	0	0	0	0	51.464
401	03	95	00	Otras primas al personal de alto nivel y de dirección	2.150.894	0	0	0	0	0	2.150.894
401	03	96	00	Otras primas al personal contratado	239.167	0	0	0	0	0	239.167
401	03	97	00	Otras primas a empleados	242.845	0	0	0	0	0	242.845
401	03	98	00	Otras primas a obreros	203.178	0	0	0	0	0	203.178

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	00	00	Complementos de sueldos y salarios	65.641.195	0	0	0	0	0	65.641.195
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	408.330	0	0	0	0	0	408.330
401	04	02	00	Complemento a empleados por trabajo nocturno	195.417	0	0	0	0	0	195.417
401	04	03	00	Complemento a empleados por gastos de alimentación	58.333	0	0	0	0	0	58.333
401	04	06	00	Complemento a empleados por comisión de servicios	912.447	0	0	0	0	0	912.447
401	04	08	00	Bono compensatorio de alimentación a empleados	18.901.950	0	0	0	0	0	18.901.950
401	04	10	00	Complemento a empleados por días feriados	43.750	0	0	0	0	0	43.750
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	583.333	0	0	0	0	0	583.333
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	320.833	0	0	0	0	0	320.833
401	04	16	00	Complemento a obreros por gastos de alimentación	78.751	0	0	0	0	0	78.751
401	04	18	00	Bono compensatorio de alimentación a obreros	12.040.150	0	0	0	0	0	12.040.150
401	04	20	00	Complemento a obreros por días feriados	148.751	0	0	0	0	0	148.751
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	233.333	0	0	0	0	0	233.333
401	04	25	00	Complemento al personal contratado por gastos de alimentación	115.500	0	0	0	0	0	115.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	7.159.882	0	0	0	0	0	7.159.882
401	04	28	00	Complemento al personal contratado por días feriados	40.833	0	0	0	0	0	40.833
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	1.741.667	0	0	0	0	0	1.741.667
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	11.555.000	0	0	0	0	0	11.555.000
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	593.333	0	0	0	0	0	593.333
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	7.200.200	0	0	0	0	0	7.200.200
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	1.283.333	0	0	0	0	0	1.283.333
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	90.233	0	0	0	0	0	90.233
401	04	96	00	Otros complementos a empleados	1.481.937	0	0	0	0	0	1.481.937
401	04	97	00	Otros complementos a obreros	228.899	0	0	0	0	0	228.899
401	04	98	00	Otros complementos al personal contratado	225.000	0	0	0	0	0	225.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	162.880.539	0	0	0	0	0	162.880.539
401	05	01	00	Aguinaldos a empleados	55.674.905	0	0	0	0	0	55.674.905
401	05	03	00	Bono vacacional a empleados	27.539.820	0	0	0	0	0	27.539.820
401	05	04	00	Aguinaldos a obreros	24.561.619	0	0	0	0	0	24.561.619
401	05	06	00	Bono vacacional a obreros	11.684.365	0	0	0	0	0	11.684.365

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	07	00	Aguinaldos al personal contratado	9.436.451	0	0	0	0	0	9.436.451
401	05	08	00	Bono vacacional al personal contratado	2.771.376	0	0	0	0	0	2.771.376
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	3.183.595	0	0	0	0	0	3.183.595
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	1.341.667	0	0	0	0	0	1.341.667
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	17.998.717	0	0	0	0	0	17.998.717
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	8.688.024	0	0	0	0	0	8.688.024
401	06	00	00	Aportes patronales y legales	21.435.469	0	0	0	0	0	21.435.469
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.891.353	0	0	0	0	0	5.891.353
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.505.026	0	0	0	0	0	1.505.026
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.957.902	0	0	0	0	0	1.957.902
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.313.727	0	0	0	0	0	3.313.727
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	737.250	0	0	0	0	0	737.250
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	851.727	0	0	0	0	0	851.727
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.543.000	0	0	0	0	0	1.543.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	418.590	0	0	0	0	0	418.590
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	890.444	0	0	0	0	0	890.444
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	280.000	0	0	0	0	0	280.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.533.384	0	0	0	0	0	2.533.384
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	642.003	0	0	0	0	0	642.003
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	545.752	0	0	0	0	0	545.752
401	06	95	00	Otros aportes legales por personal contratado	325.311	0	0	0	0	0	325.311
401	07	00	00	Asistencia socio-económica	188.060.735	0	0	0	0	0	188.060.735
401	07	01	00	Capacitación y adiestramiento a empleados	879.000	0	0	0	0	0	879.000
401	07	02	00	Becas a empleados	1.655.333	0	0	0	0	0	1.655.333
401	07	03	00	Ayudas por matrimonio a empleados	64.333	0	0	0	0	0	64.333
401	07	04	00	Ayudas por nacimiento de hijos a empleados	68.333	0	0	0	0	0	68.333
401	07	05	00	Ayudas por defunción a empleados	66.333	0	0	0	0	0	66.333
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	145.833	0	0	0	0	0	145.833
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	17.522.045	0	0	0	0	0	17.522.045

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	43.050.000	0	0	0	0	0	43.050.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	504.567	0	0	0	0	0	504.567
401	07	10	00	Dotación de uniformes a empleados	5.845.992	0	0	0	0	0	5.845.992
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	821.500	0	0	0	0	0	821.500
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	556.500	0	0	0	0	0	556.500
401	07	17	00	Capacitación y adiestramiento a obreros	364.667	0	0	0	0	0	364.667
401	07	18	00	Becas a obreros	1.366.000	0	0	0	0	0	1.366.000
401	07	19	00	Ayudas por matrimonio de obreros	64.333	0	0	0	0	0	64.333
401	07	20	00	Ayudas por nacimiento de hijos de obreros	33.167	0	0	0	0	0	33.167
401	07	21	00	Ayudas por defunción a obreros	66.333	0	0	0	0	0	66.333
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	116.667	0	0	0	0	0	116.667
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	7.275.134	0	0	0	0	0	7.275.134
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	31.803.841	0	0	0	0	0	31.803.841
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	291.667	0	0	0	0	0	291.667
401	07	26	00	Dotación de uniformes a obreros	4.282.207	0	0	0	0	0	4.282.207
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	596.173	0	0	0	0	0	596.173
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	338.333	0	0	0	0	0	338.333
401	07	33	00	Asistencia socio-económica al personal contratado	22.913.333	0	0	0	0	0	22.913.333
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	314.190	0	0	0	0	0	314.190
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	129.500	0	0	0	0	0	129.500
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	97.750	0	0	0	0	0	97.750
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	131.500	0	0	0	0	0	131.500
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	155.000	0	0	0	0	0	155.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	5.429.668	0	0	0	0	0	5.429.668
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	16.425.417	0	0	0	0	0	16.425.417
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	11.573.399	0	0	0	0	0	11.573.399
401	07	96	00	Otras subvenciones a empleados	8.993.113	0	0	0	0	0	8.993.113
401	07	97	00	Otras subvenciones a obreros	4.119.574	0	0	0	0	0	4.119.574
401	08	00	00	Prestaciones sociales e indemnizaciones	61.606.612	0	0	0	0	0	61.606.612
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	31.373.476	0	0	0	0	0	31.373.476

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	13.599.794	0	0	0	0	0	13.599.794
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	4.934.314	0	0	0	0	0	4.934.314
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	2.163.212	0	0	0	0	0	2.163.212
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	9.535.816	0	0	0	0	0	9.535.816
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**43.098.592**	**0**	**0**	**0**	**0**	**0**	**43.098.592**
402	01	00	00	Productos alimenticios y agropecuarios	9.643.609	0	0	0	0	0	9.643.609
402	01	01	00	Alimentos y bebidas para personas	9.390.609	0	0	0	0	0	9.390.609
402	01	02	00	Alimentos para animales	250.000	0	0	0	0	0	250.000
402	01	03	00	Productos agrícolas y pecuarios	3.000	0	0	0	0	0	3.000
402	02	00	00	Productos de minas, canteras y yacimientos	50.000	0	0	0	0	0	50.000
402	02	05	00	Piedra, arcilla, arena y tierra	50.000	0	0	0	0	0	50.000
402	03	00	00	Textiles y vestuarios	611.799	0	0	0	0	0	611.799
402	03	01	00	Textiles	236.799	0	0	0	0	0	236.799
402	03	02	00	Prendas de vestir	365.000	0	0	0	0	0	365.000
402	03	03	00	Calzados	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	275.000	0	0	0	0	0	275.000
402	04	03	00	Cauchos y tripas para vehículos	275.000	0	0	0	0	0	275.000
402	05	00	00	Productos de papel, cartón e impresos	12.718.598	0	0	0	0	0	12.718.598
402	05	01	00	Pulpa de madera, papel y cartón	1.854.799	0	0	0	0	0	1.854.799
402	05	02	00	Envases y cajas de papel y cartón	1.218.000	0	0	0	0	0	1.218.000
402	05	03	00	Productos de papel y cartón para oficina	5.573.526	0	0	0	0	0	5.573.526
402	05	04	00	Libros, revistas y periódicos	431.130	0	0	0	0	0	431.130
402	05	06	00	Productos de papel y cartón para computación	752.500	0	0	0	0	0	752.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.783.643	0	0	0	0	0	2.783.643
402	05	99	00	Otros productos de pulpa, papel y cartón	105.000	0	0	0	0	0	105.000
402	06	00	00	Productos químicos y derivados	8.743.751	0	0	0	0	0	8.743.751
402	06	01	00	Sustancias químicas y de uso industrial	50.000	0	0	0	0	0	50.000
402	06	02	00	Abonos, plaguicidas y otros	50.000	0	0	0	0	0	50.000
402	06	03	00	Tintas, pinturas y colorantes	7.589.500	0	0	0	0	0	7.589.500
402	06	04	00	Productos farmacéuticos y medicamentos	296.500	0	0	0	0	0	296.500
402	06	05	00	Productos de tocador	4.200	0	0	0	0	0	4.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	40.900	0	0	0	0	0	40.900
402	06	08	00	Productos plásticos	712.651	0	0	0	0	0	712.651
402	07	00	00	Productos minerales no metálicos	61.882	0	0	0	0	0	61.882
402	07	02	00	Vidrios y productos de vidrio	53.882	0	0	0	0	0	53.882
402	07	04	00	Cemento, cal y yeso	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	1.156.920	0	0	0	0	0	1.156.920
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	246.360	0	0	0	0	0	246.360
402	08	04	00	Productos metálicos estructurales	5.000	0	0	0	0	0	5.000
402	08	07	00	Material de señalamiento	5.000	0	0	0	0	0	5.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	690.000	0	0	0	0	0	690.000
402	08	10	00	Repuestos y accesorios para otros equipos	130.750	0	0	0	0	0	130.750
402	08	99	00	Otros productos metálicos	79.810	0	0	0	0	0	79.810
402	09	00	00	Productos de madera	223.000	0	0	0	0	0	223.000
402	09	01	00	Productos primarios de madera	223.000	0	0	0	0	0	223.000
402	10	00	00	Productos varios y útiles diversos	9.382.361	0	0	0	0	0	9.382.361
402	10	01	00	Artículos de deporte, recreación y juguetes	155.000	0	0	0	0	0	155.000
402	10	02	00	Materiales y útiles de limpieza y aseo	751.250	0	0	0	0	0	751.250
402	10	03	00	Utensilios de cocina y comedor	232.250	0	0	0	0	0	232.250
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	25.000	0	0	0	0	0	25.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.628.152	0	0	0	0	0	2.628.152
402	10	06	00	Condecoraciones, ofrendas y similares	789.621	0	0	0	0	0	789.621
402	10	07	00	Productos de seguridad en el trabajo	232.840	0	0	0	0	0	232.840
402	10	08	00	Materiales para equipos de computación	1.849.500	0	0	0	0	0	1.849.500
402	10	11	00	Materiales eléctricos	1.000.082	0	0	0	0	0	1.000.082
402	10	12	00	Materiales para instalaciones sanitarias	35.500	0	0	0	0	0	35.500
402	10	13	00	Materiales fotográficos	105.000	0	0	0	0	0	105.000
402	10	99	00	Otros productos y útiles diversos	1.578.166	0	0	0	0	0	1.578.166
402	99	00	00	Otros materiales y suministros	231.672	0	0	0	0	0	231.672
402	99	01	00	Otros materiales y suministros	231.672	0	0	0	0	0	231.672
403	**00**	**00**	**00**	**Servicios no personales**	**96.724.586**	**0**	**0**	**0**	**0**	**0**	**96.724.586**
403	01	00	00	Alquileres de inmuebles	1.330.000	0	0	0	0	0	1.330.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	01	00	Alquileres de edificios y locales	1.110.000	0	0	0	0	0	1.110.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	220.000	0	0	0	0	0	220.000
403	02	00	00	Alquileres de maquinaria y equipos	2.034.878	0	0	0	0	0	2.034.878
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	533.750	0	0	0	0	0	533.750
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	481.875	0	0	0	0	0	481.875
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	322.500	0	0	0	0	0	322.500
403	02	99	00	Alquileres de otras maquinaria y equipos	696.753	0	0	0	0	0	696.753
403	04	00	00	Servicios básicos	8.448.500	0	0	0	0	0	8.448.500
403	04	01	00	Electricidad	775.000	0	0	0	0	0	775.000
403	04	02	00	Gas	5.000	0	0	0	0	0	5.000
403	04	03	00	Agua	60.000	0	0	0	0	0	60.000
403	04	04	00	Teléfonos	6.850.000	0	0	0	0	0	6.850.000
403	04	05	00	Servicio de comunicaciones	116.500	0	0	0	0	0	116.500
403	04	06	00	Servicio de aseo urbano y domiciliario	172.000	0	0	0	0	0	172.000
403	04	07	00	Servicio de condominio	470.000	0	0	0	0	0	470.000
403	06	00	00	Servicios de transporte y almacenaje	30.000	0	0	0	0	0	30.000
403	06	01	00	Fletes y embalajes	30.000	0	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.926.699	0	0	0	0	0	10.926.699
403	07	01	00	Publicidad y propaganda	1.505.189	0	0	0	0	0	1.505.189
403	07	02	00	Imprenta y reproducción	2.405.000	0	0	0	0	0	2.405.000
403	07	03	00	Relaciones sociales	5.669.109	0	0	0	0	0	5.669.109
403	07	04	00	Avisos	1.347.401	0	0	0	0	0	1.347.401
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	8.117.240	0	0	0	0	0	8.117.240
403	08	01	00	Primas y gastos de seguros	8.032.000	0	0	0	0	0	8.032.000
403	08	02	00	Comisiones y gastos bancarios	85.240	0	0	0	0	0	85.240
403	09	00	00	Viáticos y pasajes	11.381.494	0	0	0	0	0	11.381.494
403	09	01	00	Viáticos y pasajes dentro del país	5.798.174	0	0	0	0	0	5.798.174
403	09	02	00	Viáticos y pasajes fuera del país	5.583.320	0	0	0	0	0	5.583.320
403	10	00	00	Servicios profesionales y técnicos	2.607.719	0	0	0	0	0	2.607.719
403	10	02	00	Servicios de contabilidad y auditoría	1.500	0	0	0	0	0	1.500
403	10	03	00	Servicios de procesamiento de datos	673.500	0	0	0	0	0	673.500

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	06	00	Servicios de veterinaria	25.000	0	0	0	0	0	25.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.414.583	0	0	0	0	0	1.414.583
403	10	09	00	Servicios de lavandería y tintorería	6.875	0	0	0	0	0	6.875
403	10	99	00	Otros servicios profesionales y técnicos	486.261	0	0	0	0	0	486.261
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.982.358	0	0	0	0	0	9.982.358
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.537.904	0	0	0	0	0	1.537.904
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	11.250	0	0	0	0	0	11.250
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	7.421.954	0	0	0	0	0	7.421.954
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.011.250	0	0	0	0	0	1.011.250
403	12	00	00	Conservación y reparaciones menores de obras	10.305.625	0	0	0	0	0	10.305.625
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	10.305.625	0	0	0	0	0	10.305.625
403	16	00	00	Servicios de diversión, esparcimiento y culturales	7.295.000	0	0	0	0	0	7.295.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	7.295.000	0	0	0	0	0	7.295.000
403	18	00	00	Impuestos indirectos	19.749.322	0	0	0	0	0	19.749.322
403	18	01	00	Impuesto al valor agregado	19.749.322	0	0	0	0	0	19.749.322
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	621.813	0	0	0	0	0	621.813
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	621.813	0	0	0	0	0	621.813
403	99	00	00	Otros servicios no personales	3.893.938	0	0	0	0	0	3.893.938
403	99	01	00	Otros servicios no personales	3.893.938	0	0	0	0	0	3.893.938
404	**00**	**00**	**00**	**Activos reales**	**42.016.193**	**0**	**0**	**0**	**0**	**0**	**42.016.193**
404	01	00	00	Repuestos y reparaciones mayores	4.822.000	0	0	0	0	0	4.822.000
404	01	01	00	Repuestos mayores	4.445.000	0	0	0	0	0	4.445.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.800.000	0	0	0	0	0	1.800.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.645.000	0	0	0	0	0	2.645.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	377.000	0	0	0	0	0	377.000
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	80.000	0	0	0	0	0	80.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	297.000	0	0	0	0	0	297.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	21.600.239	0	0	0	0	0	21.600.239
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	21.600.239	0	0	0	0	0	21.600.239
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.376.130	0	0	0	0	0	2.376.130

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.376.130	0	0	0	0	0	2.376.130
404	04	00	00	Equipos de transporte, tracción y elevación	500.000	0	0	0	0	0	500.000
404	04	01	00	Vehículos automotores terrestres	500.000	0	0	0	0	0	500.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.015.500	0	0	0	0	0	3.015.500
404	05	01	00	Equipos de telecomunicaciones	3.015.500	0	0	0	0	0	3.015.500
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	330.500	0	0	0	0	0	330.500
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	330.500	0	0	0	0	0	330.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.933.112	0	0	0	0	0	8.933.112
404	09	01	00	Mobiliario y equipos de oficina	3.648.792	0	0	0	0	0	3.648.792
404	09	02	00	Equipos de computación	2.489.227	0	0	0	0	0	2.489.227
404	09	03	00	Mobiliario y equipos de alojamiento	2.488.300	0	0	0	0	0	2.488.300
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	306.793	0	0	0	0	0	306.793
404	12	00	00	Activos intangibles	185.000	0	0	0	0	0	185.000
404	12	04	00	Paquetes y programas de computación	185.000	0	0	0	0	0	185.000
404	99	00	00	Otros activos reales	243.712	0	0	0	0	0	243.712
404	99	01	00	Otros activos reales	243.712	0	0	0	0	0	243.712
407	**00**	**00**	**00**	**Transferencias y donaciones**	**280.279.161**	**0**	**0**	**0**	**0**	**0**	**280.279.161**
407	01	00	00	Transferencias y donaciones corrientes internas	279.507.161	0	0	0	0	0	279.507.161
407	01	01	00	Transferencias corrientes internas al sector privado	149.638.950	0	0	0	0	0	149.638.950
407	01	01	01	Pensiones del personal empleado, obrero y militar	7.261.991	0	0	0	0	0	7.261.991
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	41.691.669	0	0	0	0	0	41.691.669
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	3.924.514	0	0	0	0	0	3.924.514
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	861.697	0	0	0	0	0	861.697
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	10.082.934	0	0	0	0	0	10.082.934
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.705.833	0	0	0	0	0	5.705.833
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	18.843.229	0	0	0	0	0	18.843.229
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.431.178	0	0	0	0	0	6.431.178
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	34.084.238	0	0	0	0	0	34.084.238
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar	17.706.667	0	0	0	0	0	17.706.667

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				jubilado							
407	01	01	47	Sobrevivientes por enfermedad común	3.045.000	0	0	0	0	0	3.045.000
407	01	02	00	Donaciones corrientes internas al sector privado	3.773.416	0	0	0	0	0	3.773.416
407	01	02	01	Donaciones corrientes a personas	3.773.416	0	0	0	0	0	3.773.416
407	01	03	00	Transferencias corrientes internas al sector público	126.094.795	0	0	0	0	0	126.094.795
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	126.094.795	0	0	0	0	0	126.094.795
407	02	00	00	Transferencias y donaciones corrientes al exterior	772.000	0	0	0	0	0	772.000
407	02	01	00	Transferencias corrientes al exterior	472.000	0	0	0	0	0	472.000
407	02	01	04	Transferencias corrientes a organismos internacionales	472.000	0	0	0	0	0	472.000
407	02	02	00	Donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	02	04	Donaciones corrientes a organismos internacionales	300.000	0	0	0	0	0	300.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.640.000**	**0**	**0**	**0**	**0**	**0**	**2.640.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.640.000	0	0	0	0	0	2.640.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	2.640.000	0	0	0	0	0	2.640.000
				Totales	**1.223.200.000**	**0**	**0**	**0**	**0**	**0**	**1.223.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118482 010052000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL Y ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO ADECUADO DE LAS INSTALACIONES; ASÍ COMO PRESERVAR EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL, FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN QUE MEJOREN EL DESEMPEÑO EN LAS FUNCIONES LEGISLATIVAS Y ADMINISTRATIVAS.

UNIDAD DE MEDIDA: OBRA

META: 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**93.289.087**	**0**	**0**	**0**	**0**	**0**	**93.289.087**
401	01	00	00	Sueldos, salarios y otras retribuciones	22.423.570	0	0	0	0	0	22.423.570
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.087.184	0	0	0	0	0	7.087.184
401	01	03	00	Suplencias a empleados	11.667	0	0	0	0	0	11.667
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	11.961.061	0	0	0	0	0	11.961.061
401	01	13	00	Suplencias a obreros	112.292	0	0	0	0	0	112.292
401	01	18	00	Remuneraciones al personal contratado	1.858.508	0	0	0	0	0	1.858.508
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	11.667	0	0	0	0	0	11.667
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	797.858	0	0	0	0	0	797.858
401	01	99	00	Otras retribuciones	583.333	0	0	0	0	0	583.333
401	03	00	00	Primas	4.967.010	0	0	0	0	0	4.967.010
401	03	01	00	Primas por mérito a empleados	2.916	0	0	0	0	0	2.916
401	03	02	00	Primas de transporte a empleados	141.120	0	0	0	0	0	141.120
401	03	04	00	Primas por hijos a empleados	49.560	0	0	0	0	0	49.560
401	03	08	00	Primas de profesionalización a empleados	140.910	0	0	0	0	0	140.910
401	03	09	00	Primas por antigüedad a empleados	1.332.136	0	0	0	0	0	1.332.136
401	03	17	00	Primas de transporte a obreros	331.380	0	0	0	0	0	331.380
401	03	19	00	Primas por hijos de obreros	144.060	0	0	0	0	0	144.060
401	03	21	00	Primas por antigüedad a obreros	2.572.216	0	0	0	0	0	2.572.216
401	03	22	00	Primas de profesionalización a obreros	19.740	0	0	0	0	0	19.740
401	03	37	00	Primas de transporte al personal contratado	78.120	0	0	0	0	0	78.120
401	03	39	00	Primas por hijos al personal contratado	19.740	0	0	0	0	0	19.740
401	03	40	00	Primas de profesionalización al personal contratado	33.600	0	0	0	0	0	33.600
401	03	95	00	Otras primas al personal de alto nivel y de dirección	88.853	0	0	0	0	0	88.853
401	03	96	00	Otras primas al personal contratado	2.917	0	0	0	0	0	2.917
401	03	97	00	Otras primas a empleados	5.250	0	0	0	0	0	5.250
401	03	98	00	Otras primas a obreros	4.492	0	0	0	0	0	4.492
401	04	00	00	Complementos de sueldos y salarios	7.347.840	0	0	0	0	0	7.347.840
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	40.830	0	0	0	0	0	40.830

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118482 010052000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL Y ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO ADECUADO DE LAS INSTALACIONES; ASÍ COMO PRESERVAR EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL, FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN QUE MEJOREN EL DESEMPEÑO EN LAS FUNCIONES LEGISLATIVAS Y ADMINISTRATIVAS.

UNIDAD DE MEDIDA: OBRA **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	02	00	Complemento a empleados por trabajo nocturno	19.542	0	0	0	0	0	19.542
401	04	03	00	Complemento a empleados por gastos de alimentación	5.833	0	0	0	0	0	5.833
401	04	06	00	Complemento a empleados por comisión de servicios	60.375	0	0	0	0	0	60.375
401	04	08	00	Bono compensatorio de alimentación a empleados	1.646.400	0	0	0	0	0	1.646.400
401	04	10	00	Complemento a empleados por días feriados	4.375	0	0	0	0	0	4.375
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	204.167	0	0	0	0	0	204.167
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	112.292	0	0	0	0	0	112.292
401	04	16	00	Complemento a obreros por gastos de alimentación	27.563	0	0	0	0	0	27.563
401	04	18	00	Bono compensatorio de alimentación a obreros	3.866.100	0	0	0	0	0	3.866.100
401	04	20	00	Complemento a obreros por días feriados	52.063	0	0	0	0	0	52.063
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	81.667	0	0	0	0	0	81.667
401	04	25	00	Complemento al personal contratado por gastos de alimentación	11.550	0	0	0	0	0	11.550
401	04	26	00	Bono compensatorio de alimentación al personal contratado	911.400	0	0	0	0	0	911.400
401	04	28	00	Complemento al personal contratado por días feriados	14.292	0	0	0	0	0	14.292
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	58.333	0	0	0	0	0	58.333
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	191.100	0	0	0	0	0	191.100
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	5.833	0	0	0	0	0	5.833
401	04	96	00	Otros complementos a empleados	3.500	0	0	0	0	0	3.500
401	04	97	00	Otros complementos a obreros	30.625	0	0	0	0	0	30.625
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	22.032.982	0	0	0	0	0	22.032.982
401	05	01	00	Aguinaldos a empleados	4.993.303	0	0	0	0	0	4.993.303
401	05	03	00	Bono vacacional a empleados	2.291.045	0	0	0	0	0	2.291.045
401	05	04	00	Aguinaldos a obreros	8.664.366	0	0	0	0	0	8.664.366
401	05	06	00	Bono vacacional a obreros	3.975.415	0	0	0	0	0	3.975.415
401	05	07	00	Aguinaldos al personal contratado	1.082.563	0	0	0	0	0	1.082.563
401	05	08	00	Bono vacacional al personal contratado	262.734	0	0	0	0	0	262.734
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	523.405	0	0	0	0	0	523.405
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	240.151	0	0	0	0	0	240.151
401	06	00	00	Aportes patronales y legales	2.825.123	0	0	0	0	0	2.825.123

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118482 010052000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL Y ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO ADECUADO DE LAS INSTALACIONES; ASÍ COMO PRESERVAR EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL, FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN QUE MEJOREN EL DESEMPEÑO EN LAS FUNCIONES LEGISLATIVAS Y ADMINISTRATIVAS.

UNIDAD DE MEDIDA: OBRA **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	556.851	0	0	0	0	0	556.851
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	142.865	0	0	0	0	0	142.865
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	169.185	0	0	0	0	0	169.185
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.088.908	0	0	0	0	0	1.088.908
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	241.980	0	0	0	0	0	241.980
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	293.569	0	0	0	0	0	293.569
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	167.278	0	0	0	0	0	167.278
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	39.800	0	0	0	0	0	39.800
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	57.154	0	0	0	0	0	57.154
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	17.659	0	0	0	0	0	17.659
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	12.701	0	0	0	0	0	12.701
401	06	95	00	Otros aportes legales por personal contratado	37.173	0	0	0	0	0	37.173
401	07	00	00	Asistencia socio-económica	25.433.545	0	0	0	0	0	25.433.545
401	07	01	00	Capacitación y adiestramiento a empleados	87.500	0	0	0	0	0	87.500
401	07	02	00	Becas a empleados	145.833	0	0	0	0	0	145.833
401	07	03	00	Ayudas por matrimonio a empleados	5.833	0	0	0	0	0	5.833
401	07	04	00	Ayudas por nacimiento de hijos a empleados	5.833	0	0	0	0	0	5.833
401	07	05	00	Ayudas por defunción a empleados	5.833	0	0	0	0	0	5.833
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	14.583	0	0	0	0	0	14.583
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.438.073	0	0	0	0	0	1.438.073
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	4.060.000	0	0	0	0	0	4.060.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	46.667	0	0	0	0	0	46.667
401	07	10	00	Dotación de uniformes a empleados	552.067	0	0	0	0	0	552.067
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	64.750	0	0	0	0	0	64.750
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	55.650	0	0	0	0	0	55.650
401	07	17	00	Capacitación y adiestramiento a obreros	126.583	0	0	0	0	0	126.583
401	07	18	00	Becas a obreros	428.750	0	0	0	0	0	428.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118482 010052000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL Y ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO ADECUADO DE LAS INSTALACIONES; ASÍ COMO PRESERVAR EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL, FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN QUE MEJOREN EL DESEMPEÑO EN LAS FUNCIONES LEGISLATIVAS Y ADMINISTRATIVAS.

UNIDAD DE MEDIDA: OBRA **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	19	00	Ayudas por matrimonio de obreros	20.417	0	0	0	0	0	20.417
401	07	20	00	Ayudas por nacimiento de hijos de obreros	10.208	0	0	0	0	0	10.208
401	07	21	00	Ayudas por defunción a obreros	20.417	0	0	0	0	0	20.417
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	40.833	0	0	0	0	0	40.833
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.495.339	0	0	0	0	0	2.495.339
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	10.022.710	0	0	0	0	0	10.022.710
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	102.083	0	0	0	0	0	102.083
401	07	26	00	Dotación de uniformes a obreros	1.363.790	0	0	0	0	0	1.363.790
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	204.167	0	0	0	0	0	204.167
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	118.417	0	0	0	0	0	118.417
401	07	33	00	Asistencia socio-económica al personal contratado	1.458.333	0	0	0	0	0	1.458.333
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	21.875	0	0	0	0	0	21.875
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	3.850	0	0	0	0	0	3.850
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	875	0	0	0	0	0	875
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	3.850	0	0	0	0	0	3.850
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	7.000	0	0	0	0	0	7.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	150.738	0	0	0	0	0	150.738
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.619.042	0	0	0	0	0	1.619.042
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	385.000	0	0	0	0	0	385.000
401	07	96	00	Otras subvenciones a empleados	233.333	0	0	0	0	0	233.333
401	07	97	00	Otras subvenciones a obreros	113.313	0	0	0	0	0	113.313
401	08	00	00	Prestaciones sociales e indemnizaciones	8.259.017	0	0	0	0	0	8.259.017
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.712.049	0	0	0	0	0	2.712.049
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.705.940	0	0	0	0	0	4.705.940
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	565.983	0	0	0	0	0	565.983
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	275.045	0	0	0	0	0	275.045
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.172.000**	**0**	**0**	**0**	**0**	**0**	**1.172.000**
402	08	00	00	Productos metálicos	750.000	0	0	0	0	0	750.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118482 010052000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL Y ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO ADECUADO DE LAS INSTALACIONES; ASÍ COMO PRESERVAR EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL, FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN QUE MEJOREN EL DESEMPEÑO EN LAS FUNCIONES LEGISLATIVAS Y ADMINISTRATIVAS.

UNIDAD DE MEDIDA: OBRA **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	650.000	0	0	0	0	0	650.000
402	08	10	00	Repuestos y accesorios para otros equipos	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	422.000	0	0	0	0	0	422.000
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	0	100.000
402	10	11	00	Materiales eléctricos	322.000	0	0	0	0	0	322.000
403	**00**	**00**	**00**	**Servicios no personales**	**30.020.583**	**0**	**0**	**0**	**0**	**0**	**30.020.583**
403	02	00	00	Alquileres de maquinaria y equipos	120.000	0	0	0	0	0	120.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	120.000	0	0	0	0	0	120.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.021.625	0	0	0	0	0	1.021.625
403	07	02	00	Imprenta y reproducción	830.000	0	0	0	0	0	830.000
403	07	03	00	Relaciones sociales	191.625	0	0	0	0	0	191.625
403	10	00	00	Servicios profesionales y técnicos	912.333	0	0	0	0	0	912.333
403	10	03	00	Servicios de procesamiento de datos	672.000	0	0	0	0	0	672.000
403	10	07	00	Servicios de capacitación y adiestramiento	58.333	0	0	0	0	0	58.333
403	10	99	00	Otros servicios profesionales y técnicos	182.000	0	0	0	0	0	182.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.800.000	0	0	0	0	0	8.800.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.800.000	0	0	0	0	0	6.800.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.000.000	0	0	0	0	0	1.000.000
403	12	00	00	Conservación y reparaciones menores de obras	10.050.000	0	0	0	0	0	10.050.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	10.050.000	0	0	0	0	0	10.050.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	577.500	0	0	0	0	0	577.500
403	16	01	00	Servicios de diversión, esparcimiento y culturales	577.500	0	0	0	0	0	577.500
403	18	00	00	Impuestos indirectos	6.900.304	0	0	0	0	0	6.900.304
403	18	01	00	Impuesto al valor agregado	6.900.304	0	0	0	0	0	6.900.304
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	48.821	0	0	0	0	0	48.821
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	48.821	0	0	0	0	0	48.821
403	99	00	00	Otros servicios no personales	1.590.000	0	0	0	0	0	1.590.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118482 010052000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL Y ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO ADECUADO DE LAS INSTALACIONES; ASÍ COMO PRESERVAR EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL, FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN QUE MEJOREN EL DESEMPEÑO EN LAS FUNCIONES LEGISLATIVAS Y ADMINISTRATIVAS.

UNIDAD DE MEDIDA: OBRA **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	1.590.000	0	0	0	0	0	1.590.000
404	**00**	**00**	**00**	**Activos reales**	**30.926.739**	**0**	**0**	**0**	**0**	**0**	**30.926.739**
404	01	00	00	Repuestos y reparaciones mayores	4.300.000	0	0	0	0	0	4.300.000
404	01	01	00	Repuestos mayores	4.300.000	0	0	0	0	0	4.300.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.800.000	0	0	0	0	0	1.800.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.500.000	0	0	0	0	0	2.500.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	21.570.239	0	0	0	0	0	21.570.239
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	21.570.239	0	0	0	0	0	21.570.239
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	920.000	0	0	0	0	0	920.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	920.000	0	0	0	0	0	920.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.576.000	0	0	0	0	0	2.576.000
404	05	01	00	Equipos de telecomunicaciones	2.576.000	0	0	0	0	0	2.576.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.560.500	0	0	0	0	0	1.560.500
404	09	02	00	Equipos de computación	1.560.500	0	0	0	0	0	1.560.500
				Totales	**155.408.409**	**0**	**0**	**0**	**0**	**0**	**155.408.409**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118482 010052000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL Y ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO ADECUADO DE LAS INSTALACIONES; ASÍ COMO PRESERVAR EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL, FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN QUE MEJOREN EL DESEMPEÑO EN LAS FUNCIONES LEGISLATIVAS Y ADMINISTRATIVAS.

UNIDAD DE MEDIDA: OBRA **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118482 010052000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL Y ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO ADECUADO DE LAS INSTALACIONES; ASÍ COMO PRESERVAR EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL, FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN QUE MEJOREN EL DESEMPEÑO EN LAS FUNCIONES LEGISLATIVAS Y ADMINISTRATIVAS.

UNIDAD DE MEDIDA: OBRA **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010052001 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DEL PATRIMONIO CULTURAL E HISTÓRICO

UNIDAD DE MEDIDA: OBRA **META:** 74

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PATRIMONIO CULTURAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**93.289.087**	0	0	0	0	0	**93.289.087**
401	01	00	00	Sueldos, salarios y otras retribuciones	22.423.570	0	0	0	0	0	22.423.570
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.087.184	0	0	0	0	0	7.087.184
401	01	03	00	Suplencias a empleados	11.667	0	0	0	0	0	11.667
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	11.961.061	0	0	0	0	0	11.961.061
401	01	13	00	Suplencias a obreros	112.292	0	0	0	0	0	112.292
401	01	18	00	Remuneraciones al personal contratado	1.858.508	0	0	0	0	0	1.858.508
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	11.667	0	0	0	0	0	11.667
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	797.858	0	0	0	0	0	797.858
401	01	99	00	Otras retribuciones	583.333	0	0	0	0	0	583.333
401	03	00	00	Primas	4.967.010	0	0	0	0	0	4.967.010
401	03	01	00	Primas por mérito a empleados	2.916	0	0	0	0	0	2.916
401	03	02	00	Primas de transporte a empleados	141.120	0	0	0	0	0	141.120
401	03	04	00	Primas por hijos a empleados	49.560	0	0	0	0	0	49.560
401	03	08	00	Primas de profesionalización a empleados	140.910	0	0	0	0	0	140.910
401	03	09	00	Primas por antigüedad a empleados	1.332.136	0	0	0	0	0	1.332.136
401	03	17	00	Primas de transporte a obreros	331.380	0	0	0	0	0	331.380
401	03	19	00	Primas por hijos de obreros	144.060	0	0	0	0	0	144.060
401	03	21	00	Primas por antigüedad a obreros	2.572.216	0	0	0	0	0	2.572.216
401	03	22	00	Primas de profesionalización a obreros	19.740	0	0	0	0	0	19.740
401	03	37	00	Primas de transporte al personal contratado	78.120	0	0	0	0	0	78.120
401	03	39	00	Primas por hijos al personal contratado	19.740	0	0	0	0	0	19.740
401	03	40	00	Primas de profesionalización al personal contratado	33.600	0	0	0	0	0	33.600
401	03	95	00	Otras primas al personal de alto nivel y de dirección	88.853	0	0	0	0	0	88.853

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118482 010052000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL Y ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO ADECUADO DE LAS INSTALACIONES; ASÍ COMO PRESERVAR EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL, FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN QUE MEJOREN EL DESEMPEÑO EN LAS FUNCIONES LEGISLATIVAS Y ADMINISTRATIVAS.

UNIDAD DE MEDIDA: OBRA **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010052001 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DEL PATRIMONIO CULTURAL E HISTÓRICO

UNIDAD DE MEDIDA: OBRA **META:** 74

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PATRIMONIO CULTURAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	96	00	Otras primas al personal contratado	2.917	0	0	0	0	0	2.917
401	03	97	00	Otras primas a empleados	5.250	0	0	0	0	0	5.250
401	03	98	00	Otras primas a obreros	4.492	0	0	0	0	0	4.492
401	04	00	00	Complementos de sueldos y salarios	7.347.840	0	0	0	0	0	7.347.840
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	40.830	0	0	0	0	0	40.830
401	04	02	00	Complemento a empleados por trabajo nocturno	19.542	0	0	0	0	0	19.542
401	04	03	00	Complemento a empleados por gastos de alimentación	5.833	0	0	0	0	0	5.833
401	04	06	00	Complemento a empleados por comisión de servicios	60.375	0	0	0	0	0	60.375
401	04	08	00	Bono compensatorio de alimentación a empleados	1.646.400	0	0	0	0	0	1.646.400
401	04	10	00	Complemento a empleados por días feriados	4.375	0	0	0	0	0	4.375
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	204.167	0	0	0	0	0	204.167
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	112.292	0	0	0	0	0	112.292
401	04	16	00	Complemento a obreros por gastos de alimentación	27.563	0	0	0	0	0	27.563
401	04	18	00	Bono compensatorio de alimentación a obreros	3.866.100	0	0	0	0	0	3.866.100
401	04	20	00	Complemento a obreros por días feriados	52.063	0	0	0	0	0	52.063
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	81.667	0	0	0	0	0	81.667
401	04	25	00	Complemento al personal contratado por gastos de alimentación	11.550	0	0	0	0	0	11.550
401	04	26	00	Bono compensatorio de alimentación al personal contratado	911.400	0	0	0	0	0	911.400
401	04	28	00	Complemento al personal contratado por días feriados	14.292	0	0	0	0	0	14.292
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	58.333	0	0	0	0	0	58.333
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	191.100	0	0	0	0	0	191.100
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	5.833	0	0	0	0	0	5.833
401	04	96	00	Otros complementos a empleados	3.500	0	0	0	0	0	3.500
401	04	97	00	Otros complementos a obreros	30.625	0	0	0	0	0	30.625

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118482 010052000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL Y ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO ADECUADO DE LAS INSTALACIONES; ASÍ COMO PRESERVAR EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL, FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN QUE MEJOREN EL DESEMPEÑO EN LAS FUNCIONES LEGISLATIVAS Y ADMINISTRATIVAS.

UNIDAD DE MEDIDA: OBRA **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010052001 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DEL PATRIMONIO CULTURAL E HISTÓRICO

UNIDAD DE MEDIDA: OBRA **META:** 74

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PATRIMONIO CULTURAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	22.032.982	0	0	0	0	0	22.032.982
401	05	01	00	Aguinaldos a empleados	4.993.303	0	0	0	0	0	4.993.303
401	05	03	00	Bono vacacional a empleados	2.291.045	0	0	0	0	0	2.291.045
401	05	04	00	Aguinaldos a obreros	8.664.366	0	0	0	0	0	8.664.366
401	05	06	00	Bono vacacional a obreros	3.975.415	0	0	0	0	0	3.975.415
401	05	07	00	Aguinaldos al personal contratado	1.082.563	0	0	0	0	0	1.082.563
401	05	08	00	Bono vacacional al personal contratado	262.734	0	0	0	0	0	262.734
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	523.405	0	0	0	0	0	523.405
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	240.151	0	0	0	0	0	240.151
401	06	00	00	Aportes patronales y legales	2.825.123	0	0	0	0	0	2.825.123
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	556.851	0	0	0	0	0	556.851
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	142.865	0	0	0	0	0	142.865
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	169.185	0	0	0	0	0	169.185
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.088.908	0	0	0	0	0	1.088.908
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	241.980	0	0	0	0	0	241.980
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	293.569	0	0	0	0	0	293.569
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	167.278	0	0	0	0	0	167.278
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	39.800	0	0	0	0	0	39.800
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	57.154	0	0	0	0	0	57.154
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	17.659	0	0	0	0	0	17.659
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	12.701	0	0	0	0	0	12.701
401	06	95	00	Otros aportes legales por personal contratado	37.173	0	0	0	0	0	37.173
401	07	00	00	Asistencia socio-económica	25.433.545	0	0	0	0	0	25.433.545

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 01 - 21

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118482 010052000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL Y ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO ADECUADO DE LAS INSTALACIONES; ASÍ COMO PRESERVAR EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL, FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN QUE MEJOREN EL DESEMPEÑO EN LAS FUNCIONES LEGISLATIVAS Y ADMINISTRATIVAS.

UNIDAD DE MEDIDA: OBRA **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010052001 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DEL PATRIMONIO CULTURAL E HISTÓRICO

UNIDAD DE MEDIDA: OBRA **META:** 74

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PATRIMONIO CULTURAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	01	00	Capacitación y adiestramiento a empleados	87.500	0	0	0	0	0	87.500
401	07	02	00	Becas a empleados	145.833	0	0	0	0	0	145.833
401	07	03	00	Ayudas por matrimonio a empleados	5.833	0	0	0	0	0	5.833
401	07	04	00	Ayudas por nacimiento de hijos a empleados	5.833	0	0	0	0	0	5.833
401	07	05	00	Ayudas por defunción a empleados	5.833	0	0	0	0	0	5.833
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	14.583	0	0	0	0	0	14.583
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.438.073	0	0	0	0	0	1.438.073
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	4.060.000	0	0	0	0	0	4.060.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	46.667	0	0	0	0	0	46.667
401	07	10	00	Dotación de uniformes a empleados	552.067	0	0	0	0	0	552.067
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	64.750	0	0	0	0	0	64.750
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	55.650	0	0	0	0	0	55.650
401	07	17	00	Capacitación y adiestramiento a obreros	126.583	0	0	0	0	0	126.583
401	07	18	00	Becas a obreros	428.750	0	0	0	0	0	428.750
401	07	19	00	Ayudas por matrimonio de obreros	20.417	0	0	0	0	0	20.417
401	07	20	00	Ayudas por nacimiento de hijos de obreros	10.208	0	0	0	0	0	10.208
401	07	21	00	Ayudas por defunción a obreros	20.417	0	0	0	0	0	20.417
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	40.833	0	0	0	0	0	40.833
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.495.339	0	0	0	0	0	2.495.339
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	10.022.710	0	0	0	0	0	10.022.710
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	102.083	0	0	0	0	0	102.083
401	07	26	00	Dotación de uniformes a obreros	1.363.790	0	0	0	0	0	1.363.790
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	204.167	0	0	0	0	0	204.167

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118482 010052000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL Y ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO ADECUADO DE LAS INSTALACIONES; ASÍ COMO PRESERVAR EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL, FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN QUE MEJOREN EL DESEMPEÑO EN LAS FUNCIONES LEGISLATIVAS Y ADMINISTRATIVAS.

UNIDAD DE MEDIDA: OBRA **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010052001 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DEL PATRIMONIO CULTURAL E HISTÓRICO

UNIDAD DE MEDIDA: OBRA **META:** 74

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PATRIMONIO CULTURAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	118.417	0	0	0	0	0	118.417
401	07	33	00	Asistencia socio-económica al personal contratado	1.458.333	0	0	0	0	0	1.458.333
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	21.875	0	0	0	0	0	21.875
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	3.850	0	0	0	0	0	3.850
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	875	0	0	0	0	0	875
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	3.850	0	0	0	0	0	3.850
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	7.000	0	0	0	0	0	7.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	150.738	0	0	0	0	0	150.738
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.619.042	0	0	0	0	0	1.619.042
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	385.000	0	0	0	0	0	385.000
401	07	96	00	Otras subvenciones a empleados	233.333	0	0	0	0	0	233.333
401	07	97	00	Otras subvenciones a obreros	113.313	0	0	0	0	0	113.313
401	08	00	00	Prestaciones sociales e indemnizaciones	8.259.017	0	0	0	0	0	8.259.017
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.712.049	0	0	0	0	0	2.712.049
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.705.940	0	0	0	0	0	4.705.940
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	565.983	0	0	0	0	0	565.983
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	275.045	0	0	0	0	0	275.045
403	**00**	**00**	**00**	**Servicios no personales**	**3.971.672**	**0**	**0**	**0**	**0**	**0**	**3.971.672**
403	02	00	00	Alquileres de maquinaria y equipos	120.000	0	0	0	0	0	120.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	120.000	0	0	0	0	0	120.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.021.625	0	0	0	0	0	1.021.625
403	07	02	00	Imprenta y reproducción	830.000	0	0	0	0	0	830.000
403	07	03	00	Relaciones sociales	191.625	0	0	0	0	0	191.625
403	10	00	00	Servicios profesionales y técnicos	240.333	0	0	0	0	0	240.333

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118482 010052000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL Y ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO ADECUADO DE LAS INSTALACIONES; ASÍ COMO PRESERVAR EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL, FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN QUE MEJOREN EL DESEMPEÑO EN LAS FUNCIONES LEGISLATIVAS Y ADMINISTRATIVAS.

UNIDAD DE MEDIDA: OBRA **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010052001 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DEL PATRIMONIO CULTURAL E HISTÓRICO

UNIDAD DE MEDIDA: OBRA **META:** 74

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PATRIMONIO CULTURAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	58.333	0	0	0	0	0	58.333
403	10	99	00	Otros servicios profesionales y técnicos	182.000	0	0	0	0	0	182.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	300.000	0	0	0	0	0	300.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
403	12	00	00	Conservación y reparaciones menores de obras	550.000	0	0	0	0	0	550.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	550.000	0	0	0	0	0	550.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	577.500	0	0	0	0	0	577.500
403	16	01	00	Servicios de diversión, esparcimiento y culturales	577.500	0	0	0	0	0	577.500
403	18	00	00	Impuestos indirectos	1.023.393	0	0	0	0	0	1.023.393
403	18	01	00	Impuesto al valor agregado	1.023.393	0	0	0	0	0	1.023.393
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	48.821	0	0	0	0	0	48.821
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	48.821	0	0	0	0	0	48.821
403	99	00	00	Otros servicios no personales	90.000	0	0	0	0	0	90.000
403	99	01	00	Otros servicios no personales	90.000	0	0	0	0	0	90.000
404	**00**	**00**	**00**	**Activos reales**	**3.296.535**	0	0	0	0	0	**3.296.535**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	3.296.535	0	0	0	0	0	3.296.535
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	3.296.535	0	0	0	0	0	3.296.535
				Totales	**100.557.294**	**0**	**0**	**0**	**0**	**0**	**100.557.294**

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118482 010052000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL Y ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO ADECUADO DE LAS INSTALACIONES; ASÍ COMO PRESERVAR EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL, FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN QUE MEJOREN EL DESEMPEÑO EN LAS FUNCIONES LEGISLATIVAS Y ADMINISTRATIVAS.

UNIDAD DE MEDIDA: OBRA **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010052002 REMODELACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LAS SEDES ADMINISTRATIVAS.

UNIDAD DE MEDIDA: OBRA **META:** 26

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SERVICIOS GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**650.000**	**0**	**0**	**0**	**0**	**0**	**650.000**
402	08	00	00	Productos metálicos	650.000	0	0	0	0	0	650.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	650.000	0	0	0	0	0	650.000
403	**00**	**00**	**00**	**Servicios no personales**	**24.626.846**	**0**	**0**	**0**	**0**	**0**	**24.626.846**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.500.000	0	0	0	0	0	8.500.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.500.000	0	0	0	0	0	6.500.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.000.000	0	0	0	0	0	1.000.000
403	12	00	00	Conservación y reparaciones menores de obras	9.500.000	0	0	0	0	0	9.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	9.500.000	0	0	0	0	0	9.500.000
403	18	00	00	Impuestos indirectos	5.126.846	0	0	0	0	0	5.126.846
403	18	01	00	Impuesto al valor agregado	5.126.846	0	0	0	0	0	5.126.846
403	99	00	00	Otros servicios no personales	1.500.000	0	0	0	0	0	1.500.000
403	99	01	00	Otros servicios no personales	1.500.000	0	0	0	0	0	1.500.000
404	**00**	**00**	**00**	**Activos reales**	**22.573.704**	**0**	**0**	**0**	**0**	**0**	**22.573.704**
404	01	00	00	Repuestos y reparaciones mayores	4.300.000	0	0	0	0	0	4.300.000
404	01	01	00	Repuestos mayores	4.300.000	0	0	0	0	0	4.300.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.800.000	0	0	0	0	0	1.800.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.500.000	0	0	0	0	0	2.500.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	18.273.704	0	0	0	0	0	18.273.704
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	18.273.704	0	0	0	0	0	18.273.704
				Totales	**47.850.550**	**0**	**0**	**0**	**0**	**0**	**47.850.550**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118482 010052000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL Y ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO ADECUADO DE LAS INSTALACIONES; ASÍ COMO PRESERVAR EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL, FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN QUE MEJOREN EL DESEMPEÑO EN LAS FUNCIONES LEGISLATIVAS Y ADMINISTRATIVAS.

UNIDAD DE MEDIDA: OBRA **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010052003 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**522.000**	**0**	**0**	**0**	**0**	0	**522.000**
402	08	00	00	Productos metálicos	100.000	0	0	0	0	0	100.000
402	08	10	00	Repuestos y accesorios para otros equipos	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	422.000	0	0	0	0	0	422.000
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	0	100.000
402	10	11	00	Materiales eléctricos	322.000	0	0	0	0	0	322.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.422.065**	**0**	**0**	**0**	**0**	0	**1.422.065**
403	10	00	00	Servicios profesionales y técnicos	672.000	0	0	0	0	0	672.000
403	10	03	00	Servicios de procesamiento de datos	672.000	0	0	0	0	0	672.000
403	18	00	00	Impuestos indirectos	750.065	0	0	0	0	0	750.065
403	18	01	00	Impuesto al valor agregado	750.065	0	0	0	0	0	750.065
404	**00**	**00**	**00**	**Activos reales**	**5.056.500**	**0**	**0**	**0**	**0**	0	**5.056.500**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	920.000	0	0	0	0	0	920.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	920.000	0	0	0	0	0	920.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.576.000	0	0	0	0	0	2.576.000
404	05	01	00	Equipos de telecomunicaciones	2.576.000	0	0	0	0	0	2.576.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.560.500	0	0	0	0	0	1.560.500
404	09	02	00	Equipos de computación	1.560.500	0	0	0	0	0	1.560.500
				Totales	**7.000.565**	**0**	**0**	**0**	**0**	0	**7.000.565**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**451.424.679**	0	0	0	0	0	**451.424.679**
401	01	00	00	Sueldos, salarios y otras retribuciones	136.585.063	0	0	0	0	0	136.585.063
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	54.957.387	0	0	0	0	0	54.957.387
401	01	03	00	Suplencias a empleados	70.000	0	0	0	0	0	70.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	18.010.996	0	0	0	0	0	18.010.996
401	01	13	00	Suplencias a obreros	128.333	0	0	0	0	0	128.333
401	01	18	00	Remuneraciones al personal contratado	9.350.854	0	0	0	0	0	9.350.854
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	70.000	0	0	0	0	0	70.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	11.454.519	0	0	0	0	0	11.454.519
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	27.542.974	0	0	0	0	0	27.542.974
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	350.000	0	0	0	0	0	350.000
401	01	99	00	Otras retribuciones	14.650.000	0	0	0	0	0	14.650.000
401	03	00	00	Primas	19.103.268	0	0	0	0	0	19.103.268
401	03	01	00	Primas por mérito a empleados	17.500	0	0	0	0	0	17.500
401	03	02	00	Primas de transporte a empleados	951.300	0	0	0	0	0	951.300
401	03	04	00	Primas por hijos a empleados	495.265	0	0	0	0	0	495.265
401	03	08	00	Primas de profesionalización a empleados	969.920	0	0	0	0	0	969.920
401	03	09	00	Primas por antigüedad a empleados	10.054.196	0	0	0	0	0	10.054.196
401	03	17	00	Primas de transporte a obreros	388.080	0	0	0	0	0	388.080
401	03	19	00	Primas por hijos de obreros	333.565	0	0	0	0	0	333.565
401	03	21	00	Primas por antigüedad a obreros	2.914.899	0	0	0	0	0	2.914.899
401	03	22	00	Primas de profesionalización a obreros	34.440	0	0	0	0	0	34.440
401	03	37	00	Primas de transporte al personal contratado	311.220	0	0	0	0	0	311.220
401	03	39	00	Primas por hijos al personal contratado	77.700	0	0	0	0	0	77.700
401	03	40	00	Primas de profesionalización al personal contratado	199.850	0	0	0	0	0	199.850
401	03	41	00	Primas por antigüedad al personal contratado	12.961	0	0	0	0	0	12.961
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.697.549	0	0	0	0	0	1.697.549
401	03	96	00	Otras primas al personal contratado	227.500	0	0	0	0	0	227.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	97	00	Otras primas a empleados	221.845	0	0	0	0	0	221.845
401	03	98	00	Otras primas a obreros	195.478	0	0	0	0	0	195.478
401	04	00	00	Complementos de sueldos y salarios	42.079.318	0	0	0	0	0	42.079.318
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	245.000	0	0	0	0	0	245.000
401	04	02	00	Complemento a empleados por trabajo nocturno	117.250	0	0	0	0	0	117.250
401	04	03	00	Complemento a empleados por gastos de alimentación	35.000	0	0	0	0	0	35.000
401	04	06	00	Complemento a empleados por comisión de servicios	362.250	0	0	0	0	0	362.250
401	04	08	00	Bono compensatorio de alimentación a empleados	11.098.500	0	0	0	0	0	11.098.500
401	04	10	00	Complemento a empleados por días feriados	26.250	0	0	0	0	0	26.250
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	233.333	0	0	0	0	0	233.333
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	128.333	0	0	0	0	0	128.333
401	04	16	00	Complemento a obreros por gastos de alimentación	31.500	0	0	0	0	0	31.500
401	04	18	00	Bono compensatorio de alimentación a obreros	4.527.600	0	0	0	0	0	4.527.600
401	04	20	00	Complemento a obreros por días feriados	59.500	0	0	0	0	0	59.500
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	93.333	0	0	0	0	0	93.333
401	04	25	00	Complemento al personal contratado por gastos de alimentación	69.300	0	0	0	0	0	69.300
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.630.900	0	0	0	0	0	3.630.900
401	04	28	00	Complemento al personal contratado por días feriados	16.333	0	0	0	0	0	16.333
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	1.341.667	0	0	0	0	0	1.341.667
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	10.675.000	0	0	0	0	0	10.675.000
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	350.000	0	0	0	0	0	350.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	5.850.600	0	0	0	0	0	5.850.600
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	1.283.333	0	0	0	0	0	1.283.333
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	35.000	0	0	0	0	0	35.000
401	04	96	00	Otros complementos a empleados	1.467.937	0	0	0	0	0	1.467.937
401	04	97	00	Otros complementos a obreros	176.399	0	0	0	0	0	176.399
401	04	98	00	Otros complementos al personal contratado	225.000	0	0	0	0	0	225.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	98.231.639	0	0	0	0	0	98.231.639
401	05	01	00	Aguinaldos a empleados	34.801.254	0	0	0	0	0	34.801.254
401	05	03	00	Bono vacacional a empleados	15.967.624	0	0	0	0	0	15.967.624
401	05	04	00	Aguinaldos a obreros	9.559.128	0	0	0	0	0	9.559.128
401	05	06	00	Bono vacacional a obreros	4.385.953	0	0	0	0	0	4.385.953
401	05	07	00	Aguinaldos al personal contratado	5.136.322	0	0	0	0	0	5.136.322
401	05	08	00	Bono vacacional al personal contratado	1.260.094	0	0	0	0	0	1.260.094
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	3.183.595	0	0	0	0	0	3.183.595
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	1.341.667	0	0	0	0	0	1.341.667
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	15.489.195	0	0	0	0	0	15.489.195
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	7.106.807	0	0	0	0	0	7.106.807
401	06	00	00	Aportes patronales y legales	12.929.793	0	0	0	0	0	12.929.793
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.492.337	0	0	0	0	0	3.492.337
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	890.797	0	0	0	0	0	890.797
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.177.045	0	0	0	0	0	1.177.045
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.253.354	0	0	0	0	0	1.253.354
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	278.523	0	0	0	0	0	278.523
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	323.268	0	0	0	0	0	323.268
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	806.811	0	0	0	0	0	806.811
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	188.652	0	0	0	0	0	188.652
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	890.444	0	0	0	0	0	890.444
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	280.000	0	0	0	0	0	280.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.163.650	0	0	0	0	0	2.163.650
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	524.810	0	0	0	0	0	524.810
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	480.811	0	0	0	0	0	480.811
401	06	95	00	Otros aportes legales por personal contratado	179.291	0	0	0	0	0	179.291

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	105.412.570	0	0	0	0	0	105.412.570
401	07	01	00	Capacitación y adiestramiento a empleados	525.000	0	0	0	0	0	525.000
401	07	02	00	Becas a empleados	875.000	0	0	0	0	0	875.000
401	07	03	00	Ayudas por matrimonio a empleados	35.000	0	0	0	0	0	35.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	35.000	0	0	0	0	0	35.000
401	07	05	00	Ayudas por defunción a empleados	35.000	0	0	0	0	0	35.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	87.500	0	0	0	0	0	87.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	10.022.754	0	0	0	0	0	10.022.754
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	24.810.000	0	0	0	0	0	24.810.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	280.000	0	0	0	0	0	280.000
401	07	10	00	Dotación de uniformes a empleados	3.721.521	0	0	0	0	0	3.721.521
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	388.500	0	0	0	0	0	388.500
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	333.900	0	0	0	0	0	333.900
401	07	17	00	Capacitación y adiestramiento a obreros	144.667	0	0	0	0	0	144.667
401	07	18	00	Becas a obreros	490.000	0	0	0	0	0	490.000
401	07	19	00	Ayudas por matrimonio de obreros	23.333	0	0	0	0	0	23.333
401	07	20	00	Ayudas por nacimiento de hijos de obreros	11.667	0	0	0	0	0	11.667
401	07	21	00	Ayudas por defunción a obreros	23.333	0	0	0	0	0	23.333
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	46.667	0	0	0	0	0	46.667
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.753.030	0	0	0	0	0	2.753.030
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	12.558.788	0	0	0	0	0	12.558.788
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	116.667	0	0	0	0	0	116.667
401	07	26	00	Dotación de uniformes a obreros	1.596.642	0	0	0	0	0	1.596.642
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	233.333	0	0	0	0	0	233.333
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	135.333	0	0	0	0	0	135.333
401	07	33	00	Asistencia socio-económica al personal contratado	14.230.000	0	0	0	0	0	14.230.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	216.250	0	0	0	0	0	216.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	108.100	0	0	0	0	0	108.100
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	90.250	0	0	0	0	0	90.250
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	108.100	0	0	0	0	0	108.100
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	127.000	0	0	0	0	0	127.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	4.545.890	0	0	0	0	0	4.545.890
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	9.799.250	0	0	0	0	0	9.799.250
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	7.451.399	0	0	0	0	0	7.451.399
401	07	96	00	Otras subvenciones a empleados	6.699.113	0	0	0	0	0	6.699.113
401	07	97	00	Otras subvenciones a obreros	2.754.583	0	0	0	0	0	2.754.583
401	08	00	00	Prestaciones sociales e indemnizaciones	37.083.028	0	0	0	0	0	37.083.028
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	18.901.845	0	0	0	0	0	18.901.845
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	5.191.919	0	0	0	0	0	5.191.919
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.686.632	0	0	0	0	0	2.686.632
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	2.163.212	0	0	0	0	0	2.163.212
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	8.139.420	0	0	0	0	0	8.139.420
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.741.099**	**0**	**0**	**0**	**0**	**0**	**15.741.099**
402	01	00	00	Productos alimenticios y agropecuarios	5.388.606	0	0	0	0	0	5.388.606
402	01	01	00	Alimentos y bebidas para personas	5.338.606	0	0	0	0	0	5.338.606
402	01	02	00	Alimentos para animales	50.000	0	0	0	0	0	50.000
402	03	00	00	Textiles y vestuarios	311.799	0	0	0	0	0	311.799
402	03	01	00	Textiles	91.799	0	0	0	0	0	91.799
402	03	02	00	Prendas de vestir	210.000	0	0	0	0	0	210.000
402	03	03	00	Calzados	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	25.000	0	0	0	0	0	25.000
402	04	03	00	Cauchos y tripas para vehículos	25.000	0	0	0	0	0	25.000
402	05	00	00	Productos de papel, cartón e impresos	4.075.177	0	0	0	0	0	4.075.177
402	05	01	00	Pulpa de madera, papel y cartón	607.799	0	0	0	0	0	607.799

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares)						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	02	00	Envases y cajas de papel y cartón	212.000	0	0	0	0	0	212.000
402	05	03	00	Productos de papel y cartón para oficina	1.444.180	0	0	0	0	0	1.444.180
402	05	04	00	Libros, revistas y periódicos	315.055	0	0	0	0	0	315.055
402	05	06	00	Productos de papel y cartón para computación	145.000	0	0	0	0	0	145.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.296.143	0	0	0	0	0	1.296.143
402	05	99	00	Otros productos de pulpa, papel y cartón	55.000	0	0	0	0	0	55.000
402	06	00	00	Productos químicos y derivados	1.035.051	0	0	0	0	0	1.035.051
402	06	01	00	Sustancias químicas y de uso industrial	50.000	0	0	0	0	0	50.000
402	06	03	00	Tintas, pinturas y colorantes	545.000	0	0	0	0	0	545.000
402	06	04	00	Productos farmacéuticos y medicamentos	96.500	0	0	0	0	0	96.500
402	06	05	00	Productos de tocador	4.000	0	0	0	0	0	4.000
402	06	06	00	Combustibles y lubricantes	9.900	0	0	0	0	0	9.900
402	06	08	00	Productos plásticos	329.651	0	0	0	0	0	329.651
402	07	00	00	Productos minerales no metálicos	23.382	0	0	0	0	0	23.382
402	07	02	00	Vidrios y productos de vidrio	23.382	0	0	0	0	0	23.382
402	08	00	00	Productos metálicos	293.295	0	0	0	0	0	293.295
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	198.860	0	0	0	0	0	198.860
402	08	09	00	Repuestos y accesorios para equipos de transporte	25.000	0	0	0	0	0	25.000
402	08	10	00	Repuestos y accesorios para otros equipos	10.000	0	0	0	0	0	10.000
402	08	99	00	Otros productos metálicos	59.435	0	0	0	0	0	59.435
402	10	00	00	Productos varios y útiles diversos	4.502.117	0	0	0	0	0	4.502.117
402	10	01	00	Artículos de deporte, recreación y juguetes	35.000	0	0	0	0	0	35.000
402	10	02	00	Materiales y útiles de limpieza y aseo	170.000	0	0	0	0	0	170.000
402	10	03	00	Utensilios de cocina y comedor	150.000	0	0	0	0	0	150.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.108.152	0	0	0	0	0	1.108.152
402	10	06	00	Condecoraciones, ofrendas y similares	594.121	0	0	0	0	0	594.121
402	10	07	00	Productos de seguridad en el trabajo	30.000	0	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	949.500	0	0	0	0	0	949.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	48.500	0	0	0	0	0	48.500
402	10	13	00	Materiales fotográficos	90.000	0	0	0	0	0	90.000
402	10	99	00	Otros productos y útiles diversos	1.326.844	0	0	0	0	0	1.326.844
402	99	00	00	Otros materiales y suministros	86.672	0	0	0	0	0	86.672
402	99	01	00	Otros materiales y suministros	86.672	0	0	0	0	0	86.672
403	**00**	**00**	**00**	**Servicios no personales**	**33.057.139**	**0**	**0**	**0**	**0**	**0**	**33.057.139**
403	01	00	00	Alquileres de inmuebles	890.000	0	0	0	0	0	890.000
403	01	01	00	Alquileres de edificios y locales	670.000	0	0	0	0	0	670.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	220.000	0	0	0	0	0	220.000
403	02	00	00	Alquileres de maquinaria y equipos	1.591.753	0	0	0	0	0	1.591.753
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	310.000	0	0	0	0	0	310.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	400.000	0	0	0	0	0	400.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	215.000	0	0	0	0	0	215.000
403	02	99	00	Alquileres de otras maquinaria y equipos	666.753	0	0	0	0	0	666.753
403	04	00	00	Servicios básicos	57.500	0	0	0	0	0	57.500
403	04	05	00	Servicio de comunicaciones	2.500	0	0	0	0	0	2.500
403	04	07	00	Servicio de condominio	55.000	0	0	0	0	0	55.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.171.449	0	0	0	0	0	7.171.449
403	07	01	00	Publicidad y propaganda	1.372.689	0	0	0	0	0	1.372.689
403	07	02	00	Imprenta y reproducción	1.180.000	0	0	0	0	0	1.180.000
403	07	03	00	Relaciones sociales	3.995.109	0	0	0	0	0	3.995.109
403	07	04	00	Avisos	623.651	0	0	0	0	0	623.651
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	65.000	0	0	0	0	0	65.000
403	08	01	00	Primas y gastos de seguros	65.000	0	0	0	0	0	65.000
403	09	00	00	Viáticos y pasajes	8.379.924	0	0	0	0	0	8.379.924
403	09	01	00	Viáticos y pasajes dentro del país	4.944.924	0	0	0	0	0	4.944.924
403	09	02	00	Viáticos y pasajes fuera del país	3.435.000	0	0	0	0	0	3.435.000
403	10	00	00	Servicios profesionales y técnicos	1.320.261	0	0	0	0	0	1.320.261

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	1.140.000	0	0	0	0	0	1.140.000
403	10	99	00	Otros servicios profesionales y técnicos	180.261	0	0	0	0	0	180.261
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	304.454	0	0	0	0	0	304.454
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	304.454	0	0	0	0	0	304.454
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.965.000	0	0	0	0	0	4.965.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.965.000	0	0	0	0	0	4.965.000
403	18	00	00	Impuestos indirectos	6.696.046	0	0	0	0	0	6.696.046
403	18	01	00	Impuesto al valor agregado	6.696.046	0	0	0	0	0	6.696.046
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	214.814	0	0	0	0	0	214.814
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	214.814	0	0	0	0	0	214.814
403	99	00	00	Otros servicios no personales	1.400.938	0	0	0	0	0	1.400.938
403	99	01	00	Otros servicios no personales	1.400.938	0	0	0	0	0	1.400.938
404	**00**	**00**	**00**	**Activos reales**	**7.771.629**	**0**	**0**	**0**	**0**	**0**	**7.771.629**
404	01	00	00	Repuestos y reparaciones mayores	332.000	0	0	0	0	0	332.000
404	01	01	00	Repuestos mayores	145.000	0	0	0	0	0	145.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	145.000	0	0	0	0	0	145.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	187.000	0	0	0	0	0	187.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	187.000	0	0	0	0	0	187.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.436.130	0	0	0	0	0	1.436.130
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.436.130	0	0	0	0	0	1.436.130
404	04	00	00	Equipos de transporte, tracción y elevación	500.000	0	0	0	0	0	500.000
404	04	01	00	Vehículos automotores terrestres	500.000	0	0	0	0	0	500.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	304.500	0	0	0	0	0	304.500
404	05	01	00	Equipos de telecomunicaciones	304.500	0	0	0	0	0	304.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	220.500	0	0	0	0	0	220.500
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	220.500	0	0	0	0	0	220.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.760.787	0	0	0	0	0	4.760.787
404	09	01	00	Mobiliario y equipos de oficina	2.276.292	0	0	0	0	0	2.276.292

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	628.727	0	0	0	0	0	628.727
404	09	03	00	Mobiliario y equipos de alojamiento	1.678.975	0	0	0	0	0	1.678.975
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	176.793	0	0	0	0	0	176.793
404	12	00	00	Activos intangibles	85.000	0	0	0	0	0	85.000
404	12	04	00	Paquetes y programas de computación	85.000	0	0	0	0	0	85.000
404	99	00	00	Otros activos reales	132.712	0	0	0	0	0	132.712
404	99	01	00	Otros activos reales	132.712	0	0	0	0	0	132.712
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.772.547**	**0**	**0**	**0**	**0**	**0**	**2.772.547**
407	01	00	00	Transferencias y donaciones corrientes internas	2.472.547	0	0	0	0	0	2.472.547
407	01	02	00	Donaciones corrientes internas al sector privado	2.472.547	0	0	0	0	0	2.472.547
407	01	02	01	Donaciones corrientes a personas	2.472.547	0	0	0	0	0	2.472.547
407	02	00	00	Transferencias y donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	02	00	Donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	02	04	Donaciones corrientes a organismos internacionales	300.000	0	0	0	0	0	300.000
				Totales	**510.767.093**	**0**	**0**	**0**	**0**	**0**	**510.767.093**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	02	00	Donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	02	04	Donaciones corrientes a organismos internacionales	300.000	0	0	0	0	0	300.000
				- I0211 Unión Interparlamentaria Mundial	300.000	0	0	0	0	0	300.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 010053001 FORMULAR PROYECTOS Y REFORMAS DE LEYES, ASÍ COMO EJERCER EL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.980

RESPONSABLE/EJECUTOR: COMISIONES PERMANENTES, GRUPOS PARLAMENTARIOS Y JUNTA DIRECTIVA DE LA ASAMBLEA NACIONAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**451.424.679**	0	0	0	0	0	**451.424.679**
401	01	00	00	Sueldos, salarios y otras retribuciones	136.585.063	0	0	0	0	0	136.585.063
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	54.957.387	0	0	0	0	0	54.957.387
401	01	03	00	Suplencias a empleados	70.000	0	0	0	0	0	70.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	18.010.996	0	0	0	0	0	18.010.996
401	01	13	00	Suplencias a obreros	128.333	0	0	0	0	0	128.333
401	01	18	00	Remuneraciones al personal contratado	9.350.854	0	0	0	0	0	9.350.854
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	70.000	0	0	0	0	0	70.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	11.454.519	0	0	0	0	0	11.454.519
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	27.542.974	0	0	0	0	0	27.542.974
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	350.000	0	0	0	0	0	350.000
401	01	99	00	Otras retribuciones	14.650.000	0	0	0	0	0	14.650.000
401	03	00	00	Primas	19.103.268	0	0	0	0	0	19.103.268
401	03	01	00	Primas por mérito a empleados	17.500	0	0	0	0	0	17.500
401	03	02	00	Primas de transporte a empleados	951.300	0	0	0	0	0	951.300
401	03	04	00	Primas por hijos a empleados	495.265	0	0	0	0	0	495.265
401	03	08	00	Primas de profesionalización a empleados	969.920	0	0	0	0	0	969.920
401	03	09	00	Primas por antigüedad a empleados	10.054.196	0	0	0	0	0	10.054.196
401	03	17	00	Primas de transporte a obreros	388.080	0	0	0	0	0	388.080
401	03	19	00	Primas por hijos de obreros	333.565	0	0	0	0	0	333.565
401	03	21	00	Primas por antigüedad a obreros	2.914.899	0	0	0	0	0	2.914.899
401	03	22	00	Primas de profesionalización a obreros	34.440	0	0	0	0	0	34.440
401	03	37	00	Primas de transporte al personal contratado	311.220	0	0	0	0	0	311.220

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010053001 FORMULAR PROYECTOS Y REFORMAS DE LEYES, ASÍ COMO EJERCER EL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.980

RESPONSABLE/EJECUTOR: COMISIONES PERMANENTES, GRUPOS PARLAMENTARIOS Y JUNTA DIRECTIVA DE LA ASAMBLEA NACIONAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	39	00	Primas por hijos al personal contratado	77.700	0	0	0	0	0	77.700
401	03	40	00	Primas de profesionalización al personal contratado	199.850	0	0	0	0	0	199.850
401	03	41	00	Primas por antigüedad al personal contratado	12.961	0	0	0	0	0	12.961
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.697.549	0	0	0	0	0	1.697.549
401	03	96	00	Otras primas al personal contratado	227.500	0	0	0	0	0	227.500
401	03	97	00	Otras primas a empleados	221.845	0	0	0	0	0	221.845
401	03	98	00	Otras primas a obreros	195.478	0	0	0	0	0	195.478
401	04	00	00	Complementos de sueldos y salarios	42.079.318	0	0	0	0	0	42.079.318
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	245.000	0	0	0	0	0	245.000
401	04	02	00	Complemento a empleados por trabajo nocturno	117.250	0	0	0	0	0	117.250
401	04	03	00	Complemento a empleados por gastos de alimentación	35.000	0	0	0	0	0	35.000
401	04	06	00	Complemento a empleados por comisión de servicios	362.250	0	0	0	0	0	362.250
401	04	08	00	Bono compensatorio de alimentación a empleados	11.098.500	0	0	0	0	0	11.098.500
401	04	10	00	Complemento a empleados por días feriados	26.250	0	0	0	0	0	26.250
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	233.333	0	0	0	0	0	233.333
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	128.333	0	0	0	0	0	128.333
401	04	16	00	Complemento a obreros por gastos de alimentación	31.500	0	0	0	0	0	31.500
401	04	18	00	Bono compensatorio de alimentación a obreros	4.527.600	0	0	0	0	0	4.527.600
401	04	20	00	Complemento a obreros por días feriados	59.500	0	0	0	0	0	59.500
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	93.333	0	0	0	0	0	93.333
401	04	25	00	Complemento al personal contratado por gastos de alimentación	69.300	0	0	0	0	0	69.300
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.630.900	0	0	0	0	0	3.630.900
401	04	28	00	Complemento al personal contratado por días feriados	16.333	0	0	0	0	0	16.333

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010053001 FORMULAR PROYECTOS Y REFORMAS DE LEYES, ASÍ COMO EJERCER EL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.980

RESPONSABLE/EJECUTOR: COMISIONES PERMANENTES, GRUPOS PARLAMENTARIOS Y JUNTA DIRECTIVA DE LA ASAMBLEA NACIONAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	1.341.667	0	0	0	0	0	1.341.667
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	10.675.000	0	0	0	0	0	10.675.000
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	350.000	0	0	0	0	0	350.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	5.850.600	0	0	0	0	0	5.850.600
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	1.283.333	0	0	0	0	0	1.283.333
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	35.000	0	0	0	0	0	35.000
401	04	96	00	Otros complementos a empleados	1.467.937	0	0	0	0	0	1.467.937
401	04	97	00	Otros complementos a obreros	176.399	0	0	0	0	0	176.399
401	04	98	00	Otros complementos al personal contratado	225.000	0	0	0	0	0	225.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	98.231.639	0	0	0	0	0	98.231.639
401	05	01	00	Aguinaldos a empleados	34.801.254	0	0	0	0	0	34.801.254
401	05	03	00	Bono vacacional a empleados	15.967.624	0	0	0	0	0	15.967.624
401	05	04	00	Aguinaldos a obreros	9.559.128	0	0	0	0	0	9.559.128
401	05	06	00	Bono vacacional a obreros	4.385.953	0	0	0	0	0	4.385.953
401	05	07	00	Aguinaldos al personal contratado	5.136.322	0	0	0	0	0	5.136.322
401	05	08	00	Bono vacacional al personal contratado	1.260.094	0	0	0	0	0	1.260.094
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	3.183.595	0	0	0	0	0	3.183.595
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	1.341.667	0	0	0	0	0	1.341.667
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	15.489.195	0	0	0	0	0	15.489.195
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	7.106.807	0	0	0	0	0	7.106.807
401	06	00	00	Aportes patronales y legales	12.929.793	0	0	0	0	0	12.929.793
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.492.337	0	0	0	0	0	3.492.337

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010053001 FORMULAR PROYECTOS Y REFORMAS DE LEYES, ASÍ COMO EJERCER EL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.980

RESPONSABLE/EJECUTOR: COMISIONES PERMANENTES, GRUPOS PARLAMENTARIOS Y JUNTA DIRECTIVA DE LA ASAMBLEA NACIONAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	890.797	0	0	0	0	0	890.797
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.177.045	0	0	0	0	0	1.177.045
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.253.354	0	0	0	0	0	1.253.354
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	278.523	0	0	0	0	0	278.523
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	323.268	0	0	0	0	0	323.268
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	806.811	0	0	0	0	0	806.811
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	188.652	0	0	0	0	0	188.652
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	890.444	0	0	0	0	0	890.444
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	280.000	0	0	0	0	0	280.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.163.650	0	0	0	0	0	2.163.650
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	524.810	0	0	0	0	0	524.810
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	480.811	0	0	0	0	0	480.811
401	06	95	00	Otros aportes legales por personal contratado	179.291	0	0	0	0	0	179.291
401	07	00	00	Asistencia socio-económica	105.412.570	0	0	0	0	0	105.412.570
401	07	01	00	Capacitación y adiestramiento a empleados	525.000	0	0	0	0	0	525.000
401	07	02	00	Becas a empleados	875.000	0	0	0	0	0	875.000
401	07	03	00	Ayudas por matrimonio a empleados	35.000	0	0	0	0	0	35.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	35.000	0	0	0	0	0	35.000
401	07	05	00	Ayudas por defunción a empleados	35.000	0	0	0	0	0	35.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	87.500	0	0	0	0	0	87.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	10.022.754	0	0	0	0	0	10.022.754

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010053001 FORMULAR PROYECTOS Y REFORMAS DE LEYES, ASÍ COMO EJERCER EL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.980

RESPONSABLE/EJECUTOR: COMISIONES PERMANENTES, GRUPOS PARLAMENTARIOS Y JUNTA DIRECTIVA DE LA ASAMBLEA NACIONAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	24.810.000	0	0	0	0	0	24.810.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	280.000	0	0	0	0	0	280.000
401	07	10	00	Dotación de uniformes a empleados	3.721.521	0	0	0	0	0	3.721.521
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	388.500	0	0	0	0	0	388.500
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	333.900	0	0	0	0	0	333.900
401	07	17	00	Capacitación y adiestramiento a obreros	144.667	0	0	0	0	0	144.667
401	07	18	00	Becas a obreros	490.000	0	0	0	0	0	490.000
401	07	19	00	Ayudas por matrimonio de obreros	23.333	0	0	0	0	0	23.333
401	07	20	00	Ayudas por nacimiento de hijos de obreros	11.667	0	0	0	0	0	11.667
401	07	21	00	Ayudas por defunción a obreros	23.333	0	0	0	0	0	23.333
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	46.667	0	0	0	0	0	46.667
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.753.030	0	0	0	0	0	2.753.030
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	12.558.788	0	0	0	0	0	12.558.788
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	116.667	0	0	0	0	0	116.667
401	07	26	00	Dotación de uniformes a obreros	1.596.642	0	0	0	0	0	1.596.642
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	233.333	0	0	0	0	0	233.333
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	135.333	0	0	0	0	0	135.333
401	07	33	00	Asistencia socio-económica al personal contratado	14.230.000	0	0	0	0	0	14.230.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	216.250	0	0	0	0	0	216.250
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	108.100	0	0	0	0	0	108.100
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	90.250	0	0	0	0	0	90.250
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	108.100	0	0	0	0	0	108.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 010053001 FORMULAR PROYECTOS Y REFORMAS DE LEYES, ASÍ COMO EJERCER EL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.980

RESPONSABLE/EJECUTOR: COMISIONES PERMANENTES, GRUPOS PARLAMENTARIOS Y JUNTA DIRECTIVA DE LA ASAMBLEA NACIONAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	127.000	0	0	0	0	0	127.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	4.545.890	0	0	0	0	0	4.545.890
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	9.799.250	0	0	0	0	0	9.799.250
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	7.451.399	0	0	0	0	0	7.451.399
401	07	96	00	Otras subvenciones a empleados	6.699.113	0	0	0	0	0	6.699.113
401	07	97	00	Otras subvenciones a obreros	2.754.583	0	0	0	0	0	2.754.583
401	08	00	00	Prestaciones sociales e indemnizaciones	37.083.028	0	0	0	0	0	37.083.028
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	18.901.845	0	0	0	0	0	18.901.845
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	5.191.919	0	0	0	0	0	5.191.919
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.686.632	0	0	0	0	0	2.686.632
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	2.163.212	0	0	0	0	0	2.163.212
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	8.139.420	0	0	0	0	0	8.139.420
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.562.047**	**0**	**0**	**0**	**0**	**0**	**8.562.047**
402	01	00	00	Productos alimenticios y agropecuarios	4.068.606	0	0	0	0	0	4.068.606
402	01	01	00	Alimentos y bebidas para personas	4.018.606	0	0	0	0	0	4.018.606
402	01	02	00	Alimentos para animales	50.000	0	0	0	0	0	50.000
402	03	00	00	Textiles y vestuarios	91.799	0	0	0	0	0	91.799
402	03	01	00	Textiles	21.799	0	0	0	0	0	21.799
402	03	02	00	Prendas de vestir	60.000	0	0	0	0	0	60.000
402	03	03	00	Calzados	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	1.404.177	0	0	0	0	0	1.404.177
402	05	01	00	Pulpa de madera, papel y cartón	119.799	0	0	0	0	0	119.799

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010053001 FORMULAR PROYECTOS Y REFORMAS DE LEYES, ASÍ COMO EJERCER EL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.980

RESPONSABLE/EJECUTOR: COMISIONES PERMANENTES, GRUPOS PARLAMENTARIOS Y JUNTA DIRECTIVA DE LA ASAMBLEA NACIONAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	584.180	0	0	0	0	0	584.180
402	05	04	00	Libros, revistas y periódicos	199.055	0	0	0	0	0	199.055
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	501.143	0	0	0	0	0	501.143
402	06	00	00	Productos químicos y derivados	549.151	0	0	0	0	0	549.151
402	06	03	00	Tintas, pinturas y colorantes	295.000	0	0	0	0	0	295.000
402	06	04	00	Productos farmacéuticos y medicamentos	60.000	0	0	0	0	0	60.000
402	06	08	00	Productos plásticos	194.151	0	0	0	0	0	194.151
402	07	00	00	Productos minerales no metálicos	23.382	0	0	0	0	0	23.382
402	07	02	00	Vidrios y productos de vidrio	23.382	0	0	0	0	0	23.382
402	08	00	00	Productos metálicos	81.795	0	0	0	0	0	81.795
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	23.860	0	0	0	0	0	23.860
402	08	99	00	Otros productos metálicos	57.935	0	0	0	0	0	57.935
402	10	00	00	Productos varios y útiles diversos	2.331.465	0	0	0	0	0	2.331.465
402	10	01	00	Artículos de deporte, recreación y juguetes	35.000	0	0	0	0	0	35.000
402	10	03	00	Utensilios de cocina y comedor	60.000	0	0	0	0	0	60.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	470.000	0	0	0	0	0	470.000
402	10	06	00	Condecoraciones, ofrendas y similares	434.121	0	0	0	0	0	434.121
402	10	07	00	Productos de seguridad en el trabajo	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	192.000	0	0	0	0	0	192.000
402	10	11	00	Materiales eléctricos	1.500	0	0	0	0	0	1.500
402	10	99	00	Otros productos y útiles diversos	1.133.844	0	0	0	0	0	1.133.844
402	99	00	00	Otros materiales y suministros	11.672	0	0	0	0	0	11.672
402	99	01	00	Otros materiales y suministros	11.672	0	0	0	0	0	11.672

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010053001 FORMULAR PROYECTOS Y REFORMAS DE LEYES, ASÍ COMO EJERCER EL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.980

RESPONSABLE/EJECUTOR: COMISIONES PERMANENTES, GRUPOS PARLAMENTARIOS Y JUNTA DIRECTIVA DE LA ASAMBLEA NACIONAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**23.247.960**	**0**	**0**	**0**	**0**	**0**	**23.247.960**
403	01	00	00	Alquileres de inmuebles	20.000	0	0	0	0	0	20.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	20.000	0	0	0	0	0	20.000
403	02	00	00	Alquileres de maquinaria y equipos	541.753	0	0	0	0	0	541.753
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	215.000	0	0	0	0	0	215.000
403	02	99	00	Alquileres de otras maquinaria y equipos	266.753	0	0	0	0	0	266.753
403	04	00	00	Servicios básicos	2.500	0	0	0	0	0	2.500
403	04	05	00	Servicio de comunicaciones	2.500	0	0	0	0	0	2.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.223.760	0	0	0	0	0	5.223.760
403	07	01	00	Publicidad y propaganda	830.000	0	0	0	0	0	830.000
403	07	02	00	Imprenta y reproducción	735.000	0	0	0	0	0	735.000
403	07	03	00	Relaciones sociales	3.110.109	0	0	0	0	0	3.110.109
403	07	04	00	Avisos	548.651	0	0	0	0	0	548.651
403	09	00	00	Viáticos y pasajes	6.334.924	0	0	0	0	0	6.334.924
403	09	01	00	Viáticos y pasajes dentro del país	3.524.924	0	0	0	0	0	3.524.924
403	09	02	00	Viáticos y pasajes fuera del país	2.810.000	0	0	0	0	0	2.810.000
403	10	00	00	Servicios profesionales y técnicos	530.261	0	0	0	0	0	530.261
403	10	07	00	Servicios de capacitación y adiestramiento	350.000	0	0	0	0	0	350.000
403	10	99	00	Otros servicios profesionales y técnicos	180.261	0	0	0	0	0	180.261
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.965.000	0	0	0	0	0	4.965.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.965.000	0	0	0	0	0	4.965.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 01 - 44

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010053001 FORMULAR PROYECTOS Y REFORMAS DE LEYES, ASÍ COMO EJERCER EL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.980

RESPONSABLE/EJECUTOR: COMISIONES PERMANENTES, GRUPOS PARLAMENTARIOS Y JUNTA DIRECTIVA DE LA ASAMBLEA NACIONAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	4.352.153	0	0	0	0	0	4.352.153
403	18	01	00	Impuesto al valor agregado	4.352.153	0	0	0	0	0	4.352.153
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	214.814	0	0	0	0	0	214.814
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	214.814	0	0	0	0	0	214.814
403	99	00	00	Otros servicios no personales	1.062.795	0	0	0	0	0	1.062.795
403	99	01	00	Otros servicios no personales	1.062.795	0	0	0	0	0	1.062.795
404	**00**	**00**	**00**	**Activos reales**	**3.068.529**	**0**	**0**	**0**	**0**	0	**3.068.529**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	180.173	0	0	0	0	0	180.173
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	180.173	0	0	0	0	0	180.173
404	05	00	00	Equipos de comunicaciones y de señalamiento	24.500	0	0	0	0	0	24.500
404	05	01	00	Equipos de telecomunicaciones	24.500	0	0	0	0	0	24.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	102.500	0	0	0	0	0	102.500
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	102.500	0	0	0	0	0	102.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.628.644	0	0	0	0	0	2.628.644
404	09	01	00	Mobiliario y equipos de oficina	1.576.292	0	0	0	0	0	1.576.292
404	09	02	00	Equipos de computación	108.727	0	0	0	0	0	108.727
404	09	03	00	Mobiliario y equipos de alojamiento	798.975	0	0	0	0	0	798.975
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	144.650	0	0	0	0	0	144.650
404	99	00	00	Otros activos reales	132.712	0	0	0	0	0	132.712
404	99	01	00	Otros activos reales	132.712	0	0	0	0	0	132.712
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.472.547**	**0**	**0**	**0**	**0**	0	**2.472.547**
407	01	00	00	Transferencias y donaciones corrientes internas	2.472.547	0	0	0	0	0	2.472.547
407	01	02	00	Donaciones corrientes internas al sector privado	2.472.547	0	0	0	0	0	2.472.547

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010053001 FORMULAR PROYECTOS Y REFORMAS DE LEYES, ASÍ COMO EJERCER EL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.980

RESPONSABLE/EJECUTOR: COMISIONES PERMANENTES, GRUPOS PARLAMENTARIOS Y JUNTA DIRECTIVA DE LA ASAMBLEA NACIONAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	02	01	Donaciones corrientes a personas	2.472.547	0	0	0	0	0	2.472.547
				Totales	**488.775.762**	**0**	**0**	**0**	**0**	**0**	**488.775.762**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 010053002 TRANSFORMAR LA ASAMBLEA NACIONAL EN ASAMBLEA POPULAR.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 107

RESPONSABLE/EJECUTOR: PRESIDENCIA DE LA ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.189.400**	**0**	**0**	**0**	**0**	**0**	**4.189.400**
402	01	00	00	Productos alimenticios y agropecuarios	625.000	0	0	0	0	0	625.000
402	01	01	00	Alimentos y bebidas para personas	625.000	0	0	0	0	0	625.000
402	03	00	00	Textiles y vestuarios	150.000	0	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	150.000	0	0	0	0	0	150.000
402	04	00	00	Productos de cuero y caucho	25.000	0	0	0	0	0	25.000
402	04	03	00	Cauchos y tripas para vehículos	25.000	0	0	0	0	0	25.000
402	05	00	00	Productos de papel, cartón e impresos	1.277.000	0	0	0	0	0	1.277.000
402	05	01	00	Pulpa de madera, papel y cartón	385.000	0	0	0	0	0	385.000
402	05	02	00	Envases y cajas de papel y cartón	212.000	0	0	0	0	0	212.000
402	05	03	00	Productos de papel y cartón para oficina	175.000	0	0	0	0	0	175.000
402	05	04	00	Libros, revistas y periódicos	100.000	0	0	0	0	0	100.000
402	05	06	00	Productos de papel y cartón para computación	135.000	0	0	0	0	0	135.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	215.000	0	0	0	0	0	215.000
402	05	99	00	Otros productos de pulpa, papel y cartón	55.000	0	0	0	0	0	55.000
402	06	00	00	Productos químicos y derivados	182.400	0	0	0	0	0	182.400
402	06	03	00	Tintas, pinturas y colorantes	100.000	0	0	0	0	0	100.000
402	06	04	00	Productos farmacéuticos y medicamentos	32.000	0	0	0	0	0	32.000
402	06	05	00	Productos de tocador	4.000	0	0	0	0	0	4.000
402	06	06	00	Combustibles y lubricantes	1.900	0	0	0	0	0	1.900
402	06	08	00	Productos plásticos	44.500	0	0	0	0	0	44.500
402	08	00	00	Productos metálicos	100.000	0	0	0	0	0	100.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	75.000	0	0	0	0	0	75.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	25.000	0	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010053002 TRANSFORMAR LA ASAMBLEA NACIONAL EN ASAMBLEA POPULAR.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 107

RESPONSABLE/EJECUTOR: PRESIDENCIA DE LA ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	1.755.000	0	0	0	0	0	1.755.000
402	10	02	00	Materiales y útiles de limpieza y aseo	170.000	0	0	0	0	0	170.000
402	10	03	00	Utensilios de cocina y comedor	70.000	0	0	0	0	0	70.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	485.000	0	0	0	0	0	485.000
402	10	06	00	Condecoraciones, ofrendas y similares	160.000	0	0	0	0	0	160.000
402	10	08	00	Materiales para equipos de computación	690.000	0	0	0	0	0	690.000
402	10	11	00	Materiales eléctricos	45.000	0	0	0	0	0	45.000
402	10	13	00	Materiales fotográficos	85.000	0	0	0	0	0	85.000
402	10	99	00	Otros productos y útiles diversos	50.000	0	0	0	0	0	50.000
402	99	00	00	Otros materiales y suministros	75.000	0	0	0	0	0	75.000
402	99	01	00	Otros materiales y suministros	75.000	0	0	0	0	0	75.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.905.000**	**0**	**0**	**0**	**0**	**0**	**5.905.000**
403	01	00	00	Alquileres de inmuebles	670.000	0	0	0	0	0	670.000
403	01	01	00	Alquileres de edificios y locales	670.000	0	0	0	0	0	670.000
403	02	00	00	Alquileres de maquinaria y equipos	1.050.000	0	0	0	0	0	1.050.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	300.000	0	0	0	0	0	300.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	350.000	0	0	0	0	0	350.000
403	02	99	00	Alquileres de otras maquinaria y equipos	400.000	0	0	0	0	0	400.000
403	04	00	00	Servicios básicos	55.000	0	0	0	0	0	55.000
403	04	07	00	Servicio de condominio	55.000	0	0	0	0	0	55.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	735.000	0	0	0	0	0	735.000
403	07	01	00	Publicidad y propaganda	85.000	0	0	0	0	0	85.000
403	07	02	00	Imprenta y reproducción	345.000	0	0	0	0	0	345.000
403	07	03	00	Relaciones sociales	305.000	0	0	0	0	0	305.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010053002 TRANSFORMAR LA ASAMBLEA NACIONAL EN ASAMBLEA POPULAR.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 107

RESPONSABLE/EJECUTOR: PRESIDENCIA DE LA ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	65.000	0	0	0	0	0	65.000
403	08	01	00	Primas y gastos de seguros	65.000	0	0	0	0	0	65.000
403	09	00	00	Viáticos y pasajes	935.000	0	0	0	0	0	935.000
403	09	01	00	Viáticos y pasajes dentro del país	785.000	0	0	0	0	0	785.000
403	09	02	00	Viáticos y pasajes fuera del país	150.000	0	0	0	0	0	150.000
403	10	00	00	Servicios profesionales y técnicos	790.000	0	0	0	0	0	790.000
403	10	07	00	Servicios de capacitación y adiestramiento	790.000	0	0	0	0	0	790.000
403	18	00	00	Impuestos indirectos	1.407.857	0	0	0	0	0	1.407.857
403	18	01	00	Impuesto al valor agregado	1.407.857	0	0	0	0	0	1.407.857
403	99	00	00	Otros servicios no personales	197.143	0	0	0	0	0	197.143
403	99	01	00	Otros servicios no personales	197.143	0	0	0	0	0	197.143
404	**00**	**00**	**00**	**Activos reales**	**3.045.600**	**0**	**0**	**0**	**0**	**0**	**3.045.600**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	543.457	0	0	0	0	0	543.457
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	543.457	0	0	0	0	0	543.457
404	04	00	00	Equipos de transporte, tracción y elevación	500.000	0	0	0	0	0	500.000
404	04	01	00	Vehículos automotores terrestres	500.000	0	0	0	0	0	500.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	225.000	0	0	0	0	0	225.000
404	05	01	00	Equipos de telecomunicaciones	225.000	0	0	0	0	0	225.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.592.143	0	0	0	0	0	1.592.143
404	09	01	00	Mobiliario y equipos de oficina	450.000	0	0	0	0	0	450.000
404	09	02	00	Equipos de computación	520.000	0	0	0	0	0	520.000
404	09	03	00	Mobiliario y equipos de alojamiento	590.000	0	0	0	0	0	590.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010053002 TRANSFORMAR LA ASAMBLEA NACIONAL EN ASAMBLEA POPULAR.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 107

RESPONSABLE/EJECUTOR: PRESIDENCIA DE LA ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	32.143	0	0	0	0	0	32.143
404	12	00	00	Activos intangibles	85.000	0	0	0	0	0	85.000
404	12	04	00	Paquetes y programas de computación	85.000	0	0	0	0	0	85.000
				Totales	**13.140.000**	**0**	**0**	**0**	**0**	**0**	**13.140.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 010053003 FORTALECER LA INVESTIGACIÓN Y EL DESARROLLO LEGISLATIVO.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 230

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN Y DESARROLLO LEGISLATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.041.652**	**0**	**0**	**0**	**0**	**0**	**2.041.652**
402	01	00	00	Productos alimenticios y agropecuarios	225.000	0	0	0	0	0	225.000
402	01	01	00	Alimentos y bebidas para personas	225.000	0	0	0	0	0	225.000
402	03	00	00	Textiles y vestuarios	70.000	0	0	0	0	0	70.000
402	03	01	00	Textiles	70.000	0	0	0	0	0	70.000
402	05	00	00	Productos de papel, cartón e impresos	1.061.000	0	0	0	0	0	1.061.000
402	05	01	00	Pulpa de madera, papel y cartón	90.000	0	0	0	0	0	90.000
402	05	03	00	Productos de papel y cartón para oficina	415.000	0	0	0	0	0	415.000
402	05	04	00	Libros, revistas y periódicos	16.000	0	0	0	0	0	16.000
402	05	06	00	Productos de papel y cartón para computación	10.000	0	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	530.000	0	0	0	0	0	530.000
402	06	00	00	Productos químicos y derivados	283.500	0	0	0	0	0	283.500
402	06	01	00	Sustancias químicas y de uso industrial	50.000	0	0	0	0	0	50.000
402	06	03	00	Tintas, pinturas y colorantes	150.000	0	0	0	0	0	150.000
402	06	04	00	Productos farmacéuticos y medicamentos	4.500	0	0	0	0	0	4.500
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	06	08	00	Productos plásticos	71.000	0	0	0	0	0	71.000
402	08	00	00	Productos metálicos	111.500	0	0	0	0	0	111.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	100.000	0	0	0	0	0	100.000
402	08	10	00	Repuestos y accesorios para otros equipos	10.000	0	0	0	0	0	10.000
402	08	99	00	Otros productos metálicos	1.500	0	0	0	0	0	1.500
402	10	00	00	Productos varios y útiles diversos	290.652	0	0	0	0	0	290.652
402	10	03	00	Utensilios de cocina y comedor	15.000	0	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	113.152	0	0	0	0	0	113.152

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 010053003 FORTALECER LA INVESTIGACIÓN Y EL DESARROLLO LEGISLATIVO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 230

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN Y DESARROLLO LEGISLATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	37.500	0	0	0	0	0	37.500
402	10	11	00	Materiales eléctricos	2.000	0	0	0	0	0	2.000
402	10	13	00	Materiales fotográficos	5.000	0	0	0	0	0	5.000
402	10	99	00	Otros productos y útiles diversos	93.000	0	0	0	0	0	93.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.724.207**	**0**	**0**	**0**	**0**	**0**	**1.724.207**
403	07	00	00	Servicios de información, impresión y relaciones públicas	200.000	0	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	610.000	0	0	0	0	0	610.000
403	09	01	00	Viáticos y pasajes dentro del país	335.000	0	0	0	0	0	335.000
403	09	02	00	Viáticos y pasajes fuera del país	275.000	0	0	0	0	0	275.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	304.454	0	0	0	0	0	304.454
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	304.454	0	0	0	0	0	304.454
403	18	00	00	Impuestos indirectos	568.753	0	0	0	0	0	568.753
403	18	01	00	Impuesto al valor agregado	568.753	0	0	0	0	0	568.753
403	99	00	00	Otros servicios no personales	41.000	0	0	0	0	0	41.000
403	99	01	00	Otros servicios no personales	41.000	0	0	0	0	0	41.000
404	**00**	**00**	**00**	**Activos reales**	**1.357.500**	**0**	**0**	**0**	**0**	**0**	**1.357.500**
404	01	00	00	Repuestos y reparaciones mayores	332.000	0	0	0	0	0	332.000
404	01	01	00	Repuestos mayores	145.000	0	0	0	0	0	145.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	145.000	0	0	0	0	0	145.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	187.000	0	0	0	0	0	187.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	187.000	0	0	0	0	0	187.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010053003 FORTALECER LA INVESTIGACIÓN Y EL DESARROLLO LEGISLATIVO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 230

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN Y DESARROLLO LEGISLATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	662.500	0	0	0	0	0	662.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	662.500	0	0	0	0	0	662.500
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
404	05	01	00	Equipos de telecomunicaciones	5.000	0	0	0	0	0	5.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	18.000	0	0	0	0	0	18.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	18.000	0	0	0	0	0	18.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	340.000	0	0	0	0	0	340.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	03	00	Mobiliario y equipos de alojamiento	240.000	0	0	0	0	0	240.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	02	00	Donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	02	04	Donaciones corrientes a organismos internacionales	300.000	0	0	0	0	0	300.000
				Totales	**5.423.359**	**0**	**0**	**0**	**0**	**0**	**5.423.359**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

01 - 53

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010053004 FORTALECER LA PARTICIPACIÓN CIUDADANA EN EL PROCESO DE FORMACIÓN DE LEYES, CONTROL DE LA GESTIÓN PÚBLICA Y DEBATES DE LOS TEMAS DE INTERÉS NACIONAL.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 192

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**948.000**	**0**	**0**	**0**	**0**	**0**	**948.000**
402	01	00	00	Productos alimenticios y agropecuarios	470.000	0	0	0	0	0	470.000
402	01	01	00	Alimentos y bebidas para personas	470.000	0	0	0	0	0	470.000
402	05	00	00	Productos de papel, cartón e impresos	333.000	0	0	0	0	0	333.000
402	05	01	00	Pulpa de madera, papel y cartón	13.000	0	0	0	0	0	13.000
402	05	03	00	Productos de papel y cartón para oficina	270.000	0	0	0	0	0	270.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	20.000	0	0	0	0	0	20.000
402	06	08	00	Productos plásticos	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	125.000	0	0	0	0	0	125.000
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	40.000	0	0	0	0	0	40.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	0	30.000
402	10	99	00	Otros productos y útiles diversos	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.179.972**	**0**	**0**	**0**	**0**	**0**	**2.179.972**
403	01	00	00	Alquileres de inmuebles	200.000	0	0	0	0	0	200.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	200.000	0	0	0	0	0	200.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.012.689	0	0	0	0	0	1.012.689
403	07	01	00	Publicidad y propaganda	457.689	0	0	0	0	0	457.689
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	380.000	0	0	0	0	0	380.000
403	07	04	00	Avisos	75.000	0	0	0	0	0	75.000
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	0	500.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118520 010053000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 2.509

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 010053004 FORTALECER LA PARTICIPACIÓN CIUDADANA EN EL PROCESO DE FORMACIÓN DE LEYES, CONTROL DE LA GESTIÓN PÚBLICA Y DEBATES DE LOS TEMAS DE INTERÉS NACIONAL.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 192

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	367.283	0	0	0	0	0	367.283
403	18	01	00	Impuesto al valor agregado	367.283	0	0	0	0	0	367.283
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	50.000	0	0	0	0	0	50.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	50.000	0	0	0	0	0	50.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	05	01	00	Equipos de telecomunicaciones	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	09	01	00	Mobiliario y equipos de oficina	150.000	0	0	0	0	0	150.000
404	09	03	00	Mobiliario y equipos de alojamiento	50.000	0	0	0	0	0	50.000
				Totales	**3.427.972**	**0**	**0**	**0**	**0**	**0**	**3.427.972**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118442 010054000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: PROMOVER Y FORTALECER LA PARTICIPACIÓN DE INSTANCIAS INTERNACIONALES Y NACIONALES A FIN DE QUE GENEREN POSICIÓN A FAVOR DE LA PRESERVACIÓN DE LAS COMUNIDADES INDÍGENAS Y EL MEDIO AMBIENTE EN EL AMAZONAS.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 57

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.584.962**	**0**	**0**	**0**	**0**	**0**	**1.584.962**
401	01	00	00	Sueldos, salarios y otras retribuciones	858.000	0	0	0	0	0	858.000
401	01	18	00	Remuneraciones al personal contratado	858.000	0	0	0	0	0	858.000
401	04	00	00	Complementos de sueldos y salarios	242.982	0	0	0	0	0	242.982
401	04	06	00	Complemento a empleados por comisión de servicios	120.000	0	0	0	0	0	120.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	91.082	0	0	0	0	0	91.082
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	31.900	0	0	0	0	0	31.900
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	280.000	0	0	0	0	0	280.000
401	05	07	00	Aguinaldos al personal contratado	180.000	0	0	0	0	0	180.000
401	05	08	00	Bono vacacional al personal contratado	100.000	0	0	0	0	0	100.000
401	06	00	00	Aportes patronales y legales	6.700	0	0	0	0	0	6.700
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.600	0	0	0	0	0	4.600
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.100	0	0	0	0	0	1.100
401	06	95	00	Otros aportes legales por personal contratado	1.000	0	0	0	0	0	1.000
401	07	00	00	Asistencia socio-económica	197.280	0	0	0	0	0	197.280
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	147.280	0	0	0	0	0	147.280
401	07	33	00	Asistencia socio-económica al personal contratado	50.000	0	0	0	0	0	50.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**137.000**	**0**	**0**	**0**	**0**	**0**	**137.000**
402	05	00	00	Productos de papel, cartón e impresos	102.000	0	0	0	0	0	102.000
402	05	01	00	Pulpa de madera, papel y cartón	37.000	0	0	0	0	0	37.000
402	05	03	00	Productos de papel y cartón para oficina	65.000	0	0	0	0	0	65.000
402	10	00	00	Productos varios y útiles diversos	35.000	0	0	0	0	0	35.000
402	10	08	00	Materiales para equipos de computación	35.000	0	0	0	0	0	35.000
403	**00**	**00**	**00**	**Servicios no personales**	**622.420**	**0**	**0**	**0**	**0**	**0**	**622.420**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	32.000	0	0	0	0	0	32.000
403	08	01	00	Primas y gastos de seguros	32.000	0	0	0	0	0	32.000
403	09	00	00	Viáticos y pasajes	442.820	0	0	0	0	0	442.820
403	09	01	00	Viáticos y pasajes dentro del pais	92.000	0	0	0	0	0	92.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118442 010054000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: PROMOVER Y FORTALECER LA PARTICIPACIÓN DE INSTANCIAS INTERNACIONALES Y NACIONALES A FIN DE QUE GENEREN POSICIÓN A FAVOR DE LA PRESERVACIÓN DE LAS COMUNIDADES INDÍGENAS Y EL MEDIO AMBIENTE EN EL AMAZONAS.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 57

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	350.820	0	0	0	0	0	350.820
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	45.000	0	0	0	0	0	45.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	45.000	0	0	0	0	0	45.000
403	18	00	00	Impuestos indirectos	90.000	0	0	0	0	0	90.000
403	18	01	00	Impuesto al valor agregado	90.000	0	0	0	0	0	90.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	12.600	0	0	0	0	0	12.600
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	12.600	0	0	0	0	0	12.600
404	**00**	**00**	**00**	**Activos reales**	**45.000**	**0**	**0**	**0**	**0**	**0**	**45.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	45.000	0	0	0	0	0	45.000
404	09	03	00	Mobiliario y equipos de alojamiento	45.000	0	0	0	0	0	45.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	01	00	Transferencias corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	01	04	Transferencias corrientes a organismos internacionales	300.000	0	0	0	0	0	300.000
				Totales	**2.689.382**	**0**	**0**	**0**	**0**	**0**	**2.689.382**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118442 010054000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: PROMOVER Y FORTALECER LA PARTICIPACIÓN DE INSTANCIAS INTERNACIONALES Y NACIONALES A FIN DE QUE GENEREN POSICIÓN A FAVOR DE LA PRESERVACIÓN DE LAS COMUNIDADES INDÍGENAS Y EL MEDIO AMBIENTE EN EL AMAZONAS.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 57

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	01	00	Transferencias corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	01	04	Transferencias corrientes a organismos internacionales	300.000	0	0	0	0	0	300.000
				- I0122 Parlamento Amazónico.	300.000	0	0	0	0	0	300.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118442 010054000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: PROMOVER Y FORTALECER LA PARTICIPACIÓN DE INSTANCIAS INTERNACIONALES Y NACIONALES A FIN DE QUE GENEREN POSICIÓN A FAVOR DE LA PRESERVACIÓN DE LAS COMUNIDADES INDÍGENAS Y EL MEDIO AMBIENTE EN EL AMAZONAS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 57

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010054001 FORTALECER LA INTEGRACIÓN DE LA REGIÓN AMAZÓNICA A TRAVÉS DE LAS RELACIONES PARLAMENTARIAS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 51

RESPONSABLE/EJECUTOR: PARLAMENTO AMAZÓNICO VENEZOLANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**137.000**	0	0	0	0	0	**137.000**
402	05	00	00	Productos de papel, cartón e impresos	102.000	0	0	0	0	0	102.000
402	05	01	00	Pulpa de madera, papel y cartón	37.000	0	0	0	0	0	37.000
402	05	03	00	Productos de papel y cartón para oficina	65.000	0	0	0	0	0	65.000
402	10	00	00	Productos varios y útiles diversos	35.000	0	0	0	0	0	35.000
402	10	08	00	Materiales para equipos de computación	35.000	0	0	0	0	0	35.000
403	**00**	**00**	**00**	**Servicios no personales**	**608.308**	0	0	0	0	0	**608.308**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	32.000	0	0	0	0	0	32.000
403	08	01	00	Primas y gastos de seguros	32.000	0	0	0	0	0	32.000
403	09	00	00	Viáticos y pasajes	442.820	0	0	0	0	0	442.820
403	09	01	00	Viáticos y pasajes dentro del país	92.000	0	0	0	0	0	92.000
403	09	02	00	Viáticos y pasajes fuera del país	350.820	0	0	0	0	0	350.820
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	45.000	0	0	0	0	0	45.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	45.000	0	0	0	0	0	45.000
403	18	00	00	Impuestos indirectos	88.488	0	0	0	0	0	88.488
403	18	01	00	Impuesto al valor agregado	88.488	0	0	0	0	0	88.488
404	**00**	**00**	**00**	**Activos reales**	**45.000**	0	0	0	0	0	**45.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	45.000	0	0	0	0	0	45.000
404	09	03	00	Mobiliario y equipos de alojamiento	45.000	0	0	0	0	0	45.000
				Totales	**790.308**	0	0	0	0	0	**790.308**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118442 010054000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: PROMOVER Y FORTALECER LA PARTICIPACIÓN DE INSTANCIAS INTERNACIONALES Y NACIONALES A FIN DE QUE GENEREN POSICIÓN A FAVOR DE LA PRESERVACIÓN DE LAS COMUNIDADES INDÍGENAS Y EL MEDIO AMBIENTE EN EL AMAZONAS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 57

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010054002 APOYO INSTITUCIONAL DE LOS GASTOS DE PERSONAL Y FUNCIONAMIENTO.

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: PARLAMENTO AMAZÓNICO VENEZOLANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.584.962**	**0**	**0**	**0**	**0**	**0**	**1.584.962**
401	01	00	00	Sueldos, salarios y otras retribuciones	858.000	0	0	0	0	0	858.000
401	01	18	00	Remuneraciones al personal contratado	858.000	0	0	0	0	0	858.000
401	04	00	00	Complementos de sueldos y salarios	242.982	0	0	0	0	0	242.982
401	04	06	00	Complemento a empleados por comisión de servicios	120.000	0	0	0	0	0	120.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	91.082	0	0	0	0	0	91.082
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	31.900	0	0	0	0	0	31.900
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	280.000	0	0	0	0	0	280.000
401	05	07	00	Aguinaldos al personal contratado	180.000	0	0	0	0	0	180.000
401	05	08	00	Bono vacacional al personal contratado	100.000	0	0	0	0	0	100.000
401	06	00	00	Aportes patronales y legales	6.700	0	0	0	0	0	6.700
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.600	0	0	0	0	0	4.600
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.100	0	0	0	0	0	1.100
401	06	95	00	Otros aportes legales por personal contratado	1.000	0	0	0	0	0	1.000
401	07	00	00	Asistencia socio-económica	197.280	0	0	0	0	0	197.280
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	147.280	0	0	0	0	0	147.280
401	07	33	00	Asistencia socio-económica al personal contratado	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**14.112**	**0**	**0**	**0**	**0**	**0**	**14.112**
403	18	00	00	Impuestos indirectos	1.512	0	0	0	0	0	1.512
403	18	01	00	Impuesto al valor agregado	1.512	0	0	0	0	0	1.512
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	12.600	0	0	0	0	0	12.600
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	12.600	0	0	0	0	0	12.600
407	**00**	**00**	**00**	**Transferencias y donaciones**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118442 010054000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: PROMOVER Y FORTALECER LA PARTICIPACIÓN DE INSTANCIAS INTERNACIONALES Y NACIONALES A FIN DE QUE GENEREN POSICIÓN A FAVOR DE LA PRESERVACIÓN DE LAS COMUNIDADES INDÍGENAS Y EL MEDIO AMBIENTE EN EL AMAZONAS.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 57

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 010054002 APOYO INSTITUCIONAL DE LOS GASTOS DE PERSONAL Y FUNCIONAMIENTO.

UNIDAD DE MEDIDA: INFORME

META: 6

RESPONSABLE/EJECUTOR: PARLAMENTO AMAZÓNICO VENEZOLANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	02	01	00	Transferencias corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	01	04	Transferencias corrientes a organismos internacionales	300.000	0	0	0	0	0	300.000
				Totales	**1.899.074**	**0**	**0**	**0**	**0**	**0**	**1.899.074**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118521 010055000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: INCREMENTAR LA INCLUSIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A TRAVÉS DE LA PARTICIPACIÓN EN LA GENERACIÓN DE PROPUESTAS DE LEYES QUE GARANTICEN SU DESARROLLO PLENO.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 157

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.500.000**	**0**	**0**	**0**	**0**	**0**	**7.500.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.852.295	0	0	0	0	0	2.852.295
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.073.295	0	0	0	0	0	1.073.295
401	01	03	00	Suplencias a empleados	50.000	0	0	0	0	0	50.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	133.204	0	0	0	0	0	133.204
401	01	13	00	Suplencias a obreros	6.000	0	0	0	0	0	6.000
401	01	18	00	Remuneraciones al personal contratado	817.818	0	0	0	0	0	817.818
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	2.000	0	0	0	0	0	2.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	761.978	0	0	0	0	0	761.978
401	01	99	00	Otras retribuciones	8.000	0	0	0	0	0	8.000
401	03	00	00	Primas	253.575	0	0	0	0	0	253.575
401	03	01	00	Primas por mérito a empleados	800	0	0	0	0	0	800
401	03	02	00	Primas de transporte a empleados	32.130	0	0	0	0	0	32.130
401	03	04	00	Primas por hijos a empleados	5.796	0	0	0	0	0	5.796
401	03	08	00	Primas de profesionalización a empleados	27.230	0	0	0	0	0	27.230
401	03	09	00	Primas por antigüedad a empleados	49.141	0	0	0	0	0	49.141
401	03	16	00	Primas por mérito a obreros	800	0	0	0	0	0	800
401	03	17	00	Primas de transporte a obreros	6.750	0	0	0	0	0	6.750
401	03	19	00	Primas por hijos de obreros	4.262	0	0	0	0	0	4.262
401	03	21	00	Primas por antigüedad a obreros	3.440	0	0	0	0	0	3.440
401	03	37	00	Primas de transporte al personal contratado	24.570	0	0	0	0	0	24.570
401	03	39	00	Primas por hijos al personal contratado	4.536	0	0	0	0	0	4.536
401	03	40	00	Primas de profesionalización al personal contratado	22.470	0	0	0	0	0	22.470
401	03	95	00	Otras primas al personal de alto nivel y de dirección	71.650	0	0	0	0	0	71.650
401	04	00	00	Complementos de sueldos y salarios	1.377.497	0	0	0	0	0	1.377.497
401	04	06	00	Complemento a empleados por comisión de servicios	128.697	0	0	0	0	0	128.697
401	04	08	00	Bono compensatorio de alimentación a empleados	357.750	0	0	0	0	0	357.750
401	04	18	00	Bono compensatorio de alimentación a obreros	74.250	0	0	0	0	0	74.250
401	04	26	00	Bono compensatorio de alimentación al personal contratado	245.700	0	0	0	0	0	245.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118521 010055000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: INCREMENTAR LA INCLUSIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A TRAVÉS DE LA PARTICIPACIÓN EN LA GENERACIÓN DE PROPUESTAS DE LEYES QUE GARANTICEN SU DESARROLLO PLENO.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 157

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	400.000	0	0	0	0	0	400.000
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	10.000	0	0	0	0	0	10.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	161.100	0	0	0	0	0	161.100
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.555.683	0	0	0	0	0	1.555.683
401	05	01	00	Aguinaldos a empleados	150.000	0	0	0	0	0	150.000
401	05	03	00	Bono vacacional a empleados	435.638	0	0	0	0	0	435.638
401	05	04	00	Aguinaldos a obreros	52.000	0	0	0	0	0	52.000
401	05	06	00	Bono vacacional a obreros	47.540	0	0	0	0	0	47.540
401	05	07	00	Aguinaldos al personal contratado	130.000	0	0	0	0	0	130.000
401	05	08	00	Bono vacacional al personal contratado	295.716	0	0	0	0	0	295.716
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	140.000	0	0	0	0	0	140.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	304.789	0	0	0	0	0	304.789
401	06	00	00	Aportes patronales y legales	337.610	0	0	0	0	0	337.610
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	14.500	0	0	0	0	0	14.500
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.300	0	0	0	0	0	7.300
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	8.500	0	0	0	0	0	8.500
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	29.100	0	0	0	0	0	29.100
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	7.110	0	0	0	0	0	7.110
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	6.100	0	0	0	0	0	6.100
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	80.000	0	0	0	0	0	80.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	75.000	0	0	0	0	0	75.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	80.000	0	0	0	0	0	80.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	30.000	0	0	0	0	0	30.000
401	07	00	00	Asistencia socio-económica	873.340	0	0	0	0	0	873.340
401	07	01	00	Capacitación y adiestramiento a empleados	4.000	0	0	0	0	0	4.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	6.000	0	0	0	0	0	6.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	520.000	0	0	0	0	0	520.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118521 010055000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: INCREMENTAR LA INCLUSIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A TRAVÉS DE LA PARTICIPACIÓN EN LA GENERACIÓN DE PROPUESTAS DE LEYES QUE GARANTICEN SU DESARROLLO PLENO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 157

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	37.900	0	0	0	0	0	37.900
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	161.000	0	0	0	0	0	161.000
401	07	17	00	Capacitación y adiestramiento a obreros	3.000	0	0	0	0	0	3.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	11.000	0	0	0	0	0	11.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	10.440	0	0	0	0	0	10.440
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	120.000	0	0	0	0	0	120.000
401	08	00	00	Prestaciones sociales e indemnizaciones	250.000	0	0	0	0	0	250.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	95.000	0	0	0	0	0	95.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	40.000	0	0	0	0	0	40.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	70.000	0	0	0	0	0	70.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	45.000	0	0	0	0	0	45.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**542.650**	**0**	**0**	**0**	**0**	**0**	**542.650**
402	01	00	00	Productos alimenticios y agropecuarios	160.000	0	0	0	0	0	160.000
402	01	01	00	Alimentos y bebidas para personas	160.000	0	0	0	0	0	160.000
402	03	00	00	Textiles y vestuarios	30.000	0	0	0	0	0	30.000
402	03	01	00	Textiles	10.000	0	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	20.000	0	0	0	0	0	20.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	95.075	0	0	0	0	0	95.075
402	05	01	00	Pulpa de madera, papel y cartón	30.000	0	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	0	50.000
402	05	04	00	Libros, revistas y periódicos	75	0	0	0	0	0	75
402	05	06	00	Productos de papel y cartón para computación	7.500	0	0	0	0	0	7.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.500	0	0	0	0	0	7.500
402	06	00	00	Productos químicos y derivados	64.200	0	0	0	0	0	64.200
402	06	03	00	Tintas, pinturas y colorantes	40.000	0	0	0	0	0	40.000
402	06	04	00	Productos farmacéuticos y medicamentos	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118521 010055000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: INCREMENTAR LA INCLUSIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A TRAVÉS DE LA PARTICIPACIÓN EN LA GENERACIÓN DE PROPUESTAS DE LEYES QUE GARANTICEN SU DESARROLLO PLENO.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 157

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	05	00	Productos de tocador	200	0	0	0	0	0	200
402	06	06	00	Combustibles y lubricantes	6.000	0	0	0	0	0	6.000
402	06	08	00	Productos plásticos	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	26.625	0	0	0	0	0	26.625
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	22.500	0	0	0	0	0	22.500
402	08	10	00	Repuestos y accesorios para otros equipos	3.750	0	0	0	0	0	3.750
402	08	99	00	Otros productos metálicos	375	0	0	0	0	0	375
402	10	00	00	Productos varios y útiles diversos	146.750	0	0	0	0	0	146.750
402	10	02	00	Materiales y útiles de limpieza y aseo	11.250	0	0	0	0	0	11.250
402	10	03	00	Utensilios de cocina y comedor	2.250	0	0	0	0	0	2.250
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	0	15.000
402	10	06	00	Condecoraciones, ofrendas y similares	37.500	0	0	0	0	0	37.500
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	11	00	Materiales eléctricos	11.250	0	0	0	0	0	11.250
402	10	12	00	Materiales para instalaciones sanitarias	4.500	0	0	0	0	0	4.500
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.925.103**	**0**	**0**	**0**	**0**	**0**	**2.925.103**
403	01	00	00	Alquileres de inmuebles	100.000	0	0	0	0	0	100.000
403	01	01	00	Alquileres de edificios y locales	100.000	0	0	0	0	0	100.000
403	02	00	00	Alquileres de maquinaria y equipos	13.125	0	0	0	0	0	13.125
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.750	0	0	0	0	0	3.750
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	1.875	0	0	0	0	0	1.875
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	7.500	0	0	0	0	0	7.500
403	04	00	00	Servicios básicos	232.000	0	0	0	0	0	232.000
403	04	01	00	Electricidad	100.000	0	0	0	0	0	100.000
403	04	04	00	Teléfonos	60.000	0	0	0	0	0	60.000
403	04	05	00	Servicio de comunicaciones	2.000	0	0	0	0	0	2.000
403	04	06	00	Servicio de aseo urbano y domiciliario	70.000	0	0	0	0	0	70.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	168.750	0	0	0	0	0	168.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118521 010055000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: INCREMENTAR LA INCLUSIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A TRAVÉS DE LA PARTICIPACIÓN EN LA GENERACIÓN DE PROPUESTAS DE LEYES QUE GARANTICEN SU DESARROLLO PLENO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 157

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	01	00	Publicidad y propaganda	52.500	0	0	0	0	0	52.500
403	07	02	00	Imprenta y reproducción	45.000	0	0	0	0	0	45.000
403	07	03	00	Relaciones sociales	57.500	0	0	0	0	0	57.500
403	07	04	00	Avisos	13.750	0	0	0	0	0	13.750
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.500.000	0	0	0	0	0	1.500.000
403	08	01	00	Primas y gastos de seguros	1.485.000	0	0	0	0	0	1.485.000
403	08	02	00	Comisiones y gastos bancarios	15.000	0	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	408.750	0	0	0	0	0	408.750
403	09	01	00	Viáticos y pasajes dentro del pais	211.250	0	0	0	0	0	211.250
403	09	02	00	Viáticos y pasajes fuera del país	197.500	0	0	0	0	0	197.500
403	10	00	00	Servicios profesionales y técnicos	31.125	0	0	0	0	0	31.125
403	10	02	00	Servicios de contabilidad y auditoría	1.500	0	0	0	0	0	1.500
403	10	03	00	Servicios de procesamiento de datos	1.500	0	0	0	0	0	1.500
403	10	07	00	Servicios de capacitación y adiestramiento	11.250	0	0	0	0	0	11.250
403	10	09	00	Servicios de lavandería y tintorería	1.875	0	0	0	0	0	1.875
403	10	99	00	Otros servicios profesionales y técnicos	15.000	0	0	0	0	0	15.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	37.500	0	0	0	0	0	37.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	7.500	0	0	0	0	0	7.500
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	11.250	0	0	0	0	0	11.250
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	7.500	0	0	0	0	0	7.500
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	11.250	0	0	0	0	0	11.250
403	12	00	00	Conservación y reparaciones menores de obras	5.625	0	0	0	0	0	5.625
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.625	0	0	0	0	0	5.625
403	16	00	00	Servicios de diversión, esparcimiento y culturales	20.000	0	0	0	0	0	20.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	339.228	0	0	0	0	0	339.228
403	18	01	00	Impuesto al valor agregado	339.228	0	0	0	0	0	339.228
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	61.000	0	0	0	0	0	61.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118521 010055000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: INCREMENTAR LA INCLUSIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A TRAVÉS DE LA PARTICIPACIÓN EN LA GENERACIÓN DE PROPUESTAS DE LEYES QUE GARANTICEN SU DESARROLLO PLENO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 157

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	61.000	0	0	0	0	0	61.000
403	99	00	00	Otros servicios no personales	8.000	0	0	0	0	0	8.000
403	99	01	00	Otros servicios no personales	8.000	0	0	0	0	0	8.000
404	**00**	**00**	**00**	**Activos reales**	**169.750**	**0**	**0**	**0**	**0**	**0**	**169.750**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	30.000	0	0	0	0	0	30.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	30.000	0	0	0	0	0	30.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	20.000	0	0	0	0	0	20.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	05	01	00	Equipos de telecomunicaciones	20.000	0	0	0	0	0	20.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	18.750	0	0	0	0	0	18.750
404	09	01	00	Mobiliario y equipos de oficina	2.500	0	0	0	0	0	2.500
404	09	03	00	Mobiliario y equipos de alojamiento	11.250	0	0	0	0	0	11.250
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
404	12	00	00	Activos intangibles	80.000	0	0	0	0	0	80.000
404	12	04	00	Paquetes y programas de computación	80.000	0	0	0	0	0	80.000
404	99	00	00	Otros activos reales	1.000	0	0	0	0	0	1.000
404	99	01	00	Otros activos reales	1.000	0	0	0	0	0	1.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**60.000**	**0**	**0**	**0**	**0**	**0**	**60.000**
407	01	00	00	Transferencias y donaciones corrientes internas	60.000	0	0	0	0	0	60.000
407	01	02	00	Donaciones corrientes internas al sector privado	60.000	0	0	0	0	0	60.000
407	01	02	01	Donaciones corrientes a personas	60.000	0	0	0	0	0	60.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**30.000**	**0**	**0**	**0**	**0**	**0**	**30.000**
411	11	00	00	Obligaciones de ejercicios anteriores	30.000	0	0	0	0	0	30.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	30.000	0	0	0	0	0	30.000
				Totales	**11.227.503**	**0**	**0**	**0**	**0**	**0**	**11.227.503**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118521 010055000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: INCREMENTAR LA INCLUSIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A TRAVÉS DE LA PARTICIPACIÓN EN LA GENERACIÓN DE PROPUESTAS DE LEYES QUE GARANTICEN SU DESARROLLO PLENO.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 157

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118521 010055000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: INCREMENTAR LA INCLUSIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A TRAVÉS DE LA PARTICIPACIÓN EN LA GENERACIÓN DE PROPUESTAS DE LEYES QUE GARANTICEN SU DESARROLLO PLENO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 157

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010055001 FORTALECER LA INTEGRACIÓN DE LOS PUEBLOS INDÍGENAS A TRAVÉS DE LAS RELACIONES PARLAMENTARIAS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 101

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**5.538.292**	**0**	**0**	**0**	**0**	**0**	**5.538.292**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.115.493	0	0	0	0	0	2.115.493
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	837.340	0	0	0	0	0	837.340
401	01	03	00	Suplencias a empleados	30.000	0	0	0	0	0	30.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	114.175	0	0	0	0	0	114.175
401	01	13	00	Suplencias a obreros	6.000	0	0	0	0	0	6.000
401	01	18	00	Remuneraciones al personal contratado	740.000	0	0	0	0	0	740.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.000	0	0	0	0	0	1.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	381.978	0	0	0	0	0	381.978
401	01	99	00	Otras retribuciones	5.000	0	0	0	0	0	5.000
401	03	00	00	Primas	177.917	0	0	0	0	0	177.917
401	03	01	00	Primas por mérito a empleados	500	0	0	0	0	0	500
401	03	02	00	Primas de transporte a empleados	25.515	0	0	0	0	0	25.515
401	03	04	00	Primas por hijos a empleados	5.292	0	0	0	0	0	5.292
401	03	08	00	Primas de profesionalización a empleados	18.970	0	0	0	0	0	18.970
401	03	09	00	Primas por antigüedad a empleados	37.397	0	0	0	0	0	37.397
401	03	16	00	Primas por mérito a obreros	600	0	0	0	0	0	600
401	03	17	00	Primas de transporte a obreros	5.670	0	0	0	0	0	5.670
401	03	19	00	Primas por hijos de obreros	4.262	0	0	0	0	0	4.262
401	03	21	00	Primas por antigüedad a obreros	3.440	0	0	0	0	0	3.440
401	03	37	00	Primas de transporte al personal contratado	22.680	0	0	0	0	0	22.680
401	03	39	00	Primas por hijos al personal contratado	3.528	0	0	0	0	0	3.528
401	03	40	00	Primas de profesionalización al personal contratado	19.250	0	0	0	0	0	19.250
401	03	95	00	Otras primas al personal de alto nivel y de dirección	30.813	0	0	0	0	0	30.813

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118521 010055000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: INCREMENTAR LA INCLUSIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A TRAVÉS DE LA PARTICIPACIÓN EN LA GENERACIÓN DE PROPUESTAS DE LEYES QUE GARANTICEN SU DESARROLLO PLENO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 157

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010055001 FORTALECER LA INTEGRACIÓN DE LOS PUEBLOS INDÍGENAS A TRAVÉS DE LAS RELACIONES PARLAMENTARIAS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 101

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	00	00	Complementos de sueldos y salarios	1.187.497	0	0	0	0	0	1.187.497
401	04	06	00	Complemento a empleados por comisión de servicios	118.697	0	0	0	0	0	118.697
401	04	08	00	Bono compensatorio de alimentación a empleados	291.600	0	0	0	0	0	291.600
401	04	18	00	Bono compensatorio de alimentación a obreros	64.800	0	0	0	0	0	64.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	226.800	0	0	0	0	0	226.800
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	400.000	0	0	0	0	0	400.000
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	10.000	0	0	0	0	0	10.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	75.600	0	0	0	0	0	75.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.120.565	0	0	0	0	0	1.120.565
401	05	01	00	Aguinaldos a empleados	90.000	0	0	0	0	0	90.000
401	05	03	00	Bono vacacional a empleados	338.953	0	0	0	0	0	338.953
401	05	04	00	Aguinaldos a obreros	40.000	0	0	0	0	0	40.000
401	05	06	00	Bono vacacional a obreros	41.040	0	0	0	0	0	41.040
401	05	07	00	Aguinaldos al personal contratado	120.000	0	0	0	0	0	120.000
401	05	08	00	Bono vacacional al personal contratado	265.000	0	0	0	0	0	265.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	80.000	0	0	0	0	0	80.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	145.572	0	0	0	0	0	145.572
401	06	00	00	Aportes patronales y legales	216.000	0	0	0	0	0	216.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.500	0	0	0	0	0	7.500
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.000	0	0	0	0	0	6.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	7.300	0	0	0	0	0	7.300
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	22.000	0	0	0	0	0	22.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	5.400	0	0	0	0	0	5.400
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	4.800	0	0	0	0	0	4.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 01 - 70

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118521 010055000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: INCREMENTAR LA INCLUSIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A TRAVÉS DE LA PARTICIPACIÓN EN LA GENERACIÓN DE PROPUESTAS DE LEYES QUE GARANTICEN SU DESARROLLO PLENO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 157

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010055001 FORTALECER LA INTEGRACIÓN DE LOS PUEBLOS INDÍGENAS A TRAVÉS DE LAS RELACIONES PARLAMENTARIAS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 101

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	40.000	0	0	0	0	0	40.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	60.000	0	0	0	0	0	60.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	50.000	0	0	0	0	0	50.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	13.000	0	0	0	0	0	13.000
401	07	00	00	Asistencia socio-económica	615.820	0	0	0	0	0	615.820
401	07	01	00	Capacitación y adiestramiento a empleados	2.000	0	0	0	0	0	2.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.000	0	0	0	0	0	4.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	400.000	0	0	0	0	0	400.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	27.000	0	0	0	0	0	27.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	110.000	0	0	0	0	0	110.000
401	07	17	00	Capacitación y adiestramiento a obreros	1.500	0	0	0	0	0	1.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.000	0	0	0	0	0	6.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	5.320	0	0	0	0	0	5.320
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	60.000	0	0	0	0	0	60.000
401	08	00	00	Prestaciones sociales e indemnizaciones	105.000	0	0	0	0	0	105.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	15.000	0	0	0	0	0	15.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	20.000	0	0	0	0	0	20.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	40.000	0	0	0	0	0	40.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	30.000	0	0	0	0	0	30.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**180.000**	**0**	**0**	**0**	**0**	**0**	**180.000**
402	01	00	00	Productos alimenticios y agropecuarios	150.000	0	0	0	0	0	150.000
402	01	01	00	Alimentos y bebidas para personas	150.000	0	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118521 010055000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: INCREMENTAR LA INCLUSIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A TRAVÉS DE LA PARTICIPACIÓN EN LA GENERACIÓN DE PROPUESTAS DE LEYES QUE GARANTICEN SU DESARROLLO PLENO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 157

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010055001 FORTALECER LA INTEGRACIÓN DE LOS PUEBLOS INDÍGENAS A TRAVÉS DE LAS RELACIONES PARLAMENTARIAS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 101

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**610.900**	**0**	**0**	**0**	**0**	0	**610.900**
403	07	00	00	Servicios de información, impresión y relaciones públicas	130.000	0	0	0	0	0	130.000
403	07	01	00	Publicidad y propaganda	40.000	0	0	0	0	0	40.000
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	0	30.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	0	50.000
403	07	04	00	Avisos	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	397.500	0	0	0	0	0	397.500
403	09	01	00	Viáticos y pasajes dentro del país	200.000	0	0	0	0	0	200.000
403	09	02	00	Viáticos y pasajes fuera del país	197.500	0	0	0	0	0	197.500
403	18	00	00	Impuestos indirectos	58.400	0	0	0	0	0	58.400
403	18	01	00	Impuesto al valor agregado	58.400	0	0	0	0	0	58.400
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	25.000	0	0	0	0	0	25.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	25.000	0	0	0	0	0	25.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**60.000**	**0**	**0**	**0**	**0**	0	**60.000**
407	01	00	00	Transferencias y donaciones corrientes internas	60.000	0	0	0	0	0	60.000
407	01	02	00	Donaciones corrientes internas al sector privado	60.000	0	0	0	0	0	60.000
407	01	02	01	Donaciones corrientes a personas	60.000	0	0	0	0	0	60.000
				Totales	**6.389.192**	**0**	**0**	**0**	**0**	0	**6.389.192**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118521 010055000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: INCREMENTAR LA INCLUSIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A TRAVÉS DE LA PARTICIPACIÓN EN LA GENERACIÓN DE PROPUESTAS DE LEYES QUE GARANTICEN SU DESARROLLO PLENO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 157

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010055002 APOYO INSTITUCIONAL DE LOS GASTOS DE PERSONAL Y FUNCIONAMIENTO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 56

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.961.708**	**0**	**0**	**0**	**0**	**0**	**1.961.708**
401	01	00	00	Sueldos, salarios y otras retribuciones	736.802	0	0	0	0	0	736.802
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	235.955	0	0	0	0	0	235.955
401	01	03	00	Suplencias a empleados	20.000	0	0	0	0	0	20.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	19.029	0	0	0	0	0	19.029
401	01	18	00	Remuneraciones al personal contratado	77.818	0	0	0	0	0	77.818
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.000	0	0	0	0	0	1.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	380.000	0	0	0	0	0	380.000
401	01	99	00	Otras retribuciones	3.000	0	0	0	0	0	3.000
401	03	00	00	Primas	75.658	0	0	0	0	0	75.658
401	03	01	00	Primas por mérito a empleados	300	0	0	0	0	0	300
401	03	02	00	Primas de transporte a empleados	6.615	0	0	0	0	0	6.615
401	03	04	00	Primas por hijos a empleados	504	0	0	0	0	0	504
401	03	08	00	Primas de profesionalización a empleados	8.260	0	0	0	0	0	8.260
401	03	09	00	Primas por antigüedad a empleados	11.744	0	0	0	0	0	11.744
401	03	16	00	Primas por mérito a obreros	200	0	0	0	0	0	200
401	03	17	00	Primas de transporte a obreros	1.080	0	0	0	0	0	1.080
401	03	37	00	Primas de transporte al personal contratado	1.890	0	0	0	0	0	1.890
401	03	39	00	Primas por hijos al personal contratado	1.008	0	0	0	0	0	1.008
401	03	40	00	Primas de profesionalización al personal contratado	3.220	0	0	0	0	0	3.220
401	03	95	00	Otras primas al personal de alto nivel y de dirección	40.837	0	0	0	0	0	40.837
401	04	00	00	Complementos de sueldos y salarios	190.000	0	0	0	0	0	190.000
401	04	06	00	Complemento a empleados por comisión de servicios	10.000	0	0	0	0	0	10.000
401	04	08	00	Bono compensatorio de alimentación a empleados	66.150	0	0	0	0	0	66.150

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118521 010055000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: INCREMENTAR LA INCLUSIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A TRAVÉS DE LA PARTICIPACIÓN EN LA GENERACIÓN DE PROPUESTAS DE LEYES QUE GARANTICEN SU DESARROLLO PLENO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 157

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010055002 APOYO INSTITUCIONAL DE LOS GASTOS DE PERSONAL Y FUNCIONAMIENTO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 56

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	9.450	0	0	0	0	0	9.450
401	04	26	00	Bono compensatorio de alimentación al personal contratado	18.900	0	0	0	0	0	18.900
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	85.500	0	0	0	0	0	85.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	435.118	0	0	0	0	0	435.118
401	05	01	00	Aguinaldos a empleados	60.000	0	0	0	0	0	60.000
401	05	03	00	Bono vacacional a empleados	96.685	0	0	0	0	0	96.685
401	05	04	00	Aguinaldos a obreros	12.000	0	0	0	0	0	12.000
401	05	06	00	Bono vacacional a obreros	6.500	0	0	0	0	0	6.500
401	05	07	00	Aguinaldos al personal contratado	10.000	0	0	0	0	0	10.000
401	05	08	00	Bono vacacional al personal contratado	30.716	0	0	0	0	0	30.716
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	60.000	0	0	0	0	0	60.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	159.217	0	0	0	0	0	159.217
401	06	00	00	Aportes patronales y legales	121.610	0	0	0	0	0	121.610
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.000	0	0	0	0	0	7.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.300	0	0	0	0	0	1.300
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.200	0	0	0	0	0	1.200
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	7.100	0	0	0	0	0	7.100
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.710	0	0	0	0	0	1.710
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.300	0	0	0	0	0	1.300
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	40.000	0	0	0	0	0	40.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	15.000	0	0	0	0	0	15.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	30.000	0	0	0	0	0	30.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	17.000	0	0	0	0	0	17.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118521 010055000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: INCREMENTAR LA INCLUSIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A TRAVÉS DE LA PARTICIPACIÓN EN LA GENERACIÓN DE PROPUESTAS DE LEYES QUE GARANTICEN SU DESARROLLO PLENO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 157

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010055002 APOYO INSTITUCIONAL DE LOS GASTOS DE PERSONAL Y FUNCIONAMIENTO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 56

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	257.520	0	0	0	0	0	257.520
401	07	01	00	Capacitación y adiestramiento a empleados	2.000	0	0	0	0	0	2.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	0	2.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	120.000	0	0	0	0	0	120.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	10.900	0	0	0	0	0	10.900
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	51.000	0	0	0	0	0	51.000
401	07	17	00	Capacitación y adiestramiento a obreros	1.500	0	0	0	0	0	1.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	5.000	0	0	0	0	0	5.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	5.120	0	0	0	0	0	5.120
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	60.000	0	0	0	0	0	60.000
401	08	00	00	Prestaciones sociales e indemnizaciones	145.000	0	0	0	0	0	145.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	80.000	0	0	0	0	0	80.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	20.000	0	0	0	0	0	20.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	30.000	0	0	0	0	0	30.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	15.000	0	0	0	0	0	15.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**362.650**	**0**	**0**	0	0	0	**362.650**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	03	00	00	Textiles y vestuarios	30.000	0	0	0	0	0	30.000
402	03	01	00	Textiles	10.000	0	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	20.000	0	0	0	0	0	20.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	95.075	0	0	0	0	0	95.075

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118521 010055000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: INCREMENTAR LA INCLUSIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A TRAVÉS DE LA PARTICIPACIÓN EN LA GENERACIÓN DE PROPUESTAS DE LEYES QUE GARANTICEN SU DESARROLLO PLENO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 157

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010055002 APOYO INSTITUCIONAL DE LOS GASTOS DE PERSONAL Y FUNCIONAMIENTO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 56

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	30.000	0	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	0	50.000
402	05	04	00	Libros, revistas y periódicos	75	0	0	0	0	0	75
402	05	06	00	Productos de papel y cartón para computación	7.500	0	0	0	0	0	7.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.500	0	0	0	0	0	7.500
402	06	00	00	Productos químicos y derivados	64.200	0	0	0	0	0	64.200
402	06	03	00	Tintas, pinturas y colorantes	40.000	0	0	0	0	0	40.000
402	06	04	00	Productos farmacéuticos y medicamentos	10.000	0	0	0	0	0	10.000
402	06	05	00	Productos de tocador	200	0	0	0	0	0	200
402	06	06	00	Combustibles y lubricantes	6.000	0	0	0	0	0	6.000
402	06	08	00	Productos plásticos	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	26.625	0	0	0	0	0	26.625
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	22.500	0	0	0	0	0	22.500
402	08	10	00	Repuestos y accesorios para otros equipos	3.750	0	0	0	0	0	3.750
402	08	99	00	Otros productos metálicos	375	0	0	0	0	0	375
402	10	00	00	Productos varios y útiles diversos	116.750	0	0	0	0	0	116.750
402	10	02	00	Materiales y útiles de limpieza y aseo	11.250	0	0	0	0	0	11.250
402	10	03	00	Utensilios de cocina y comedor	2.250	0	0	0	0	0	2.250
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	0	15.000
402	10	06	00	Condecoraciones, ofrendas y similares	7.500	0	0	0	0	0	7.500
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	11	00	Materiales eléctricos	11.250	0	0	0	0	0	11.250
402	10	12	00	Materiales para instalaciones sanitarias	4.500	0	0	0	0	0	4.500
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118521 010055000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: INCREMENTAR LA INCLUSIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A TRAVÉS DE LA PARTICIPACIÓN EN LA GENERACIÓN DE PROPUESTAS DE LEYES QUE GARANTICEN SU DESARROLLO PLENO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 157

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010055002 APOYO INSTITUCIONAL DE LOS GASTOS DE PERSONAL Y FUNCIONAMIENTO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 56

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.314.203**	**0**	**0**	**0**	**0**	0	**2.314.203**
403	01	00	00	Alquileres de inmuebles	100.000	0	0	0	0	0	100.000
403	01	01	00	Alquileres de edificios y locales	100.000	0	0	0	0	0	100.000
403	02	00	00	Alquileres de maquinaria y equipos	13.125	0	0	0	0	0	13.125
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.750	0	0	0	0	0	3.750
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	1.875	0	0	0	0	0	1.875
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	7.500	0	0	0	0	0	7.500
403	04	00	00	Servicios básicos	232.000	0	0	0	0	0	232.000
403	04	01	00	Electricidad	100.000	0	0	0	0	0	100.000
403	04	04	00	Teléfonos	60.000	0	0	0	0	0	60.000
403	04	05	00	Servicio de comunicaciones	2.000	0	0	0	0	0	2.000
403	04	06	00	Servicio de aseo urbano y domiciliario	70.000	0	0	0	0	0	70.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	38.750	0	0	0	0	0	38.750
403	07	01	00	Publicidad y propaganda	12.500	0	0	0	0	0	12.500
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	7.500	0	0	0	0	0	7.500
403	07	04	00	Avisos	3.750	0	0	0	0	0	3.750
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.500.000	0	0	0	0	0	1.500.000
403	08	01	00	Primas y gastos de seguros	1.485.000	0	0	0	0	0	1.485.000
403	08	02	00	Comisiones y gastos bancarios	15.000	0	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	11.250	0	0	0	0	0	11.250
403	09	01	00	Viáticos y pasajes dentro del país	11.250	0	0	0	0	0	11.250
403	10	00	00	Servicios profesionales y técnicos	31.125	0	0	0	0	0	31.125
403	10	02	00	Servicios de contabilidad y auditoría	1.500	0	0	0	0	0	1.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118521 010055000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: INCREMENTAR LA INCLUSIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A TRAVÉS DE LA PARTICIPACIÓN EN LA GENERACIÓN DE PROPUESTAS DE LEYES QUE GARANTICEN SU DESARROLLO PLENO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 157

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010055002 APOYO INSTITUCIONAL DE LOS GASTOS DE PERSONAL Y FUNCIONAMIENTO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 56

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	03	00	Servicios de procesamiento de datos	1.500	0	0	0	0	0	1.500
403	10	07	00	Servicios de capacitación y adiestramiento	11.250	0	0	0	0	0	11.250
403	10	09	00	Servicios de lavandería y tintorería	1.875	0	0	0	0	0	1.875
403	10	99	00	Otros servicios profesionales y técnicos	15.000	0	0	0	0	0	15.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	37.500	0	0	0	0	0	37.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	7.500	0	0	0	0	0	7.500
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	11.250	0	0	0	0	0	11.250
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	7.500	0	0	0	0	0	7.500
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	11.250	0	0	0	0	0	11.250
403	12	00	00	Conservación y reparaciones menores de obras	5.625	0	0	0	0	0	5.625
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.625	0	0	0	0	0	5.625
403	16	00	00	Servicios de diversión, esparcimiento y culturales	20.000	0	0	0	0	0	20.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	280.828	0	0	0	0	0	280.828
403	18	01	00	Impuesto al valor agregado	280.828	0	0	0	0	0	280.828
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	36.000	0	0	0	0	0	36.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	36.000	0	0	0	0	0	36.000
403	99	00	00	Otros servicios no personales	8.000	0	0	0	0	0	8.000
403	99	01	00	Otros servicios no personales	8.000	0	0	0	0	0	8.000
404	**00**	**00**	**00**	**Activos reales**	**169.750**	**0**	**0**	**0**	**0**	**0**	**169.750**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	30.000	0	0	0	0	0	30.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	30.000	0	0	0	0	0	30.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118521 010055000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: INCREMENTAR LA INCLUSIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A TRAVÉS DE LA PARTICIPACIÓN EN LA GENERACIÓN DE PROPUESTAS DE LEYES QUE GARANTICEN SU DESARROLLO PLENO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 157

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010055002 APOYO INSTITUCIONAL DE LOS GASTOS DE PERSONAL Y FUNCIONAMIENTO.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 56

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	20.000	0	0	0	0	0	20.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	05	01	00	Equipos de telecomunicaciones	20.000	0	0	0	0	0	20.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	18.750	0	0	0	0	0	18.750
404	09	01	00	Mobiliario y equipos de oficina	2.500	0	0	0	0	0	2.500
404	09	03	00	Mobiliario y equipos de alojamiento	11.250	0	0	0	0	0	11.250
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
404	12	00	00	Activos intangibles	80.000	0	0	0	0	0	80.000
404	12	04	00	Paquetes y programas de computación	80.000	0	0	0	0	0	80.000
404	99	00	00	Otros activos reales	1.000	0	0	0	0	0	1.000
404	99	01	00	Otros activos reales	1.000	0	0	0	0	0	1.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**30.000**	**0**	**0**	**0**	**0**	**0**	**30.000**
411	11	00	00	Obligaciones de ejercicios anteriores	30.000	0	0	0	0	0	30.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	30.000	0	0	0	0	0	30.000
				Totales	**4.838.311**	**0**	**0**	**0**	**0**	**0**	**4.838.311**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118543 010056000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA Y EL CARIBE, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL, EDUCATIVO, AMBIENTAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 295

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**25.471.840**	**0**	**0**	**0**	**0**	**0**	**25.471.840**
401	01	00	00	Sueldos, salarios y otras retribuciones	11.004.000	0	0	0	0	0	11.004.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.152.000	0	0	0	0	0	6.152.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.471.000	0	0	0	0	0	1.471.000
401	01	18	00	Remuneraciones al personal contratado	2.501.000	0	0	0	0	0	2.501.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	15.000	0	0	0	0	0	15.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	757.000	0	0	0	0	0	757.000
401	01	99	00	Otras retribuciones	108.000	0	0	0	0	0	108.000
401	03	00	00	Primas	1.410.000	0	0	0	0	0	1.410.000
401	03	02	00	Primas de transporte a empleados	154.000	0	0	0	0	0	154.000
401	03	04	00	Primas por hijos a empleados	41.000	0	0	0	0	0	41.000
401	03	08	00	Primas de profesionalización a empleados	143.000	0	0	0	0	0	143.000
401	03	09	00	Primas por antigüedad a empleados	784.000	0	0	0	0	0	784.000
401	03	17	00	Primas de transporte a obreros	56.000	0	0	0	0	0	56.000
401	03	19	00	Primas por hijos de obreros	19.000	0	0	0	0	0	19.000
401	03	21	00	Primas por antigüedad a obreros	181.000	0	0	0	0	0	181.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.000	0	0	0	0	0	32.000
401	04	00	00	Complementos de sueldos y salarios	2.697.000	0	0	0	0	0	2.697.000
401	04	06	00	Complemento a empleados por comisión de servicios	60.000	0	0	0	0	0	60.000
401	04	08	00	Bono compensatorio de alimentación a empleados	1.110.000	0	0	0	0	0	1.110.000
401	04	18	00	Bono compensatorio de alimentación a obreros	397.000	0	0	0	0	0	397.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	164.000	0	0	0	0	0	164.000
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	880.000	0	0	0	0	0	880.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	86.000	0	0	0	0	0	86.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.572.000	0	0	0	0	0	2.572.000
401	05	01	00	Aguinaldos a empleados	50.000	0	0	0	0	0	50.000
401	05	03	00	Bono vacacional a empleados	1.651.000	0	0	0	0	0	1.651.000
401	05	04	00	Aguinaldos a obreros	30.000	0	0	0	0	0	30.000
401	05	06	00	Bono vacacional a obreros	405.000	0	0	0	0	0	405.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118543 010056000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA Y EL CARIBE, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL, EDUCATIVO, AMBIENTAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 295

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	07	00	Aguinaldos al personal contratado	30.000	0	0	0	0	0	30.000
401	05	08	00	Bono vacacional al personal contratado	173.000	0	0	0	0	0	173.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	30.000	0	0	0	0	0	30.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	203.000	0	0	0	0	0	203.000
401	06	00	00	Aportes patronales y legales	582.000	0	0	0	0	0	582.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	263.000	0	0	0	0	0	263.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	59.000	0	0	0	0	0	59.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	72.000	0	0	0	0	0	72.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	62.000	0	0	0	0	0	62.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	14.000	0	0	0	0	0	14.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	17.000	0	0	0	0	0	17.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	35.000	0	0	0	0	0	35.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	8.000	0	0	0	0	0	8.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	29.000	0	0	0	0	0	29.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	8.000	0	0	0	0	0	8.000
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	7.000	0	0	0	0	0	7.000
401	06	95	00	Otros aportes legales por personal contratado	8.000	0	0	0	0	0	8.000
401	07	00	00	Asistencia socio-económica	5.563.840	0	0	0	0	0	5.563.840
401	07	02	00	Becas a empleados	197.000	0	0	0	0	0	197.000
401	07	03	00	Ayudas por matrimonio a empleados	6.000	0	0	0	0	0	6.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.000	0	0	0	0	0	4.000
401	07	05	00	Ayudas por defunción a empleados	8.000	0	0	0	0	0	8.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	878.000	0	0	0	0	0	878.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.000.000	0	0	0	0	0	2.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	13.000	0	0	0	0	0	13.000
401	07	18	00	Becas a obreros	141.000	0	0	0	0	0	141.000
401	07	19	00	Ayudas por matrimonio de obreros	6.000	0	0	0	0	0	6.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118543 010056000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA Y EL CARIBE, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL, EDUCATIVO, AMBIENTAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 295

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	20	00	Ayudas por nacimiento de hijos de obreros	4.000	0	0	0	0	0	4.000
401	07	21	00	Ayudas por defunción a obreros	8.000	0	0	0	0	0	8.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	214.000	0	0	0	0	0	214.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.100.000	0	0	0	0	0	1.100.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	12.840	0	0	0	0	0	12.840
401	07	33	00	Asistencia socio-económica al personal contratado	300.000	0	0	0	0	0	300.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	6.000	0	0	0	0	0	6.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	4.000	0	0	0	0	0	4.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	8.000	0	0	0	0	0	8.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	90.000	0	0	0	0	0	90.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	150.000	0	0	0	0	0	150.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	82.000	0	0	0	0	0	82.000
401	07	96	00	Otras subvenciones a empleados	244.000	0	0	0	0	0	244.000
401	07	97	00	Otras subvenciones a obreros	88.000	0	0	0	0	0	88.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.643.000	0	0	0	0	0	1.643.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.148.000	0	0	0	0	0	1.148.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	264.000	0	0	0	0	0	264.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	109.000	0	0	0	0	0	109.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	122.000	0	0	0	0	0	122.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.835.840**	**0**	**0**	**0**	**0**	**0**	**1.835.840**
402	01	00	00	Productos alimenticios y agropecuarios	140.000	0	0	0	0	0	140.000
402	01	01	00	Alimentos y bebidas para personas	140.000	0	0	0	0	0	140.000
402	03	00	00	Textiles y vestuarios	50.000	0	0	0	0	0	50.000
402	03	01	00	Textiles	25.000	0	0	0	0	0	25.000
402	03	02	00	Prendas de vestir	25.000	0	0	0	0	0	25.000
402	04	00	00	Productos de cuero y caucho	30.000	0	0	0	0	0	30.000
402	04	03	00	Cauchos y tripas para vehículos	30.000	0	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	392.000	0	0	0	0	0	392.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118543 010056000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA Y EL CARIBE, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL, EDUCATIVO, AMBIENTAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 295

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	80.000	0	0	0	0	0	80.000
402	05	02	00	Envases y cajas de papel y cartón	6.000	0	0	0	0	0	6.000
402	05	03	00	Productos de papel y cartón para oficina	150.000	0	0	0	0	0	150.000
402	05	04	00	Libros, revistas y periódicos	6.000	0	0	0	0	0	6.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	150.000	0	0	0	0	0	150.000
402	06	00	00	Productos químicos y derivados	750.000	0	0	0	0	0	750.000
402	06	03	00	Tintas, pinturas y colorantes	700.000	0	0	0	0	0	700.000
402	06	04	00	Productos farmacéuticos y medicamentos	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	5.000	0	0	0	0	0	5.000
402	06	08	00	Productos plásticos	35.000	0	0	0	0	0	35.000
402	07	00	00	Productos minerales no metálicos	4.000	0	0	0	0	0	4.000
402	07	02	00	Vidrios y productos de vidrio	4.000	0	0	0	0	0	4.000
402	08	00	00	Productos metálicos	37.000	0	0	0	0	0	37.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	08	10	00	Repuestos y accesorios para otros equipos	7.000	0	0	0	0	0	7.000
402	10	00	00	Productos varios y útiles diversos	432.840	0	0	0	0	0	432.840
402	10	02	00	Materiales y útiles de limpieza y aseo	70.000	0	0	0	0	0	70.000
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	90.000	0	0	0	0	0	90.000
402	10	06	00	Condecoraciones, ofrendas y similares	20.000	0	0	0	0	0	20.000
402	10	07	00	Productos de seguridad en el trabajo	2.840	0	0	0	0	0	2.840
402	10	08	00	Materiales para equipos de computación	150.000	0	0	0	0	0	150.000
402	10	11	00	Materiales eléctricos	50.000	0	0	0	0	0	50.000
402	10	12	00	Materiales para instalaciones sanitarias	5.000	0	0	0	0	0	5.000
402	10	99	00	Otros productos y útiles diversos	40.000	0	0	0	0	0	40.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.571.139**	**0**	**0**	**0**	**0**	**0**	**5.571.139**
403	01	00	00	Alquileres de inmuebles	240.000	0	0	0	0	0	240.000
403	01	01	00	Alquileres de edificios y locales	240.000	0	0	0	0	0	240.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118543 010056000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA Y EL CARIBE, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL, EDUCATIVO, AMBIENTAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 295

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	00	00	Servicios básicos	479.000	0	0	0	0	0	479.000
403	04	01	00	Electricidad	30.000	0	0	0	0	0	30.000
403	04	04	00	Teléfonos	290.000	0	0	0	0	0	290.000
403	04	05	00	Servicio de comunicaciones	72.000	0	0	0	0	0	72.000
403	04	06	00	Servicio de aseo urbano y domiciliario	52.000	0	0	0	0	0	52.000
403	04	07	00	Servicio de condominio	35.000	0	0	0	0	0	35.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.250.000	0	0	0	0	0	1.250.000
403	07	01	00	Publicidad y propaganda	40.000	0	0	0	0	0	40.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	350.000	0	0	0	0	0	350.000
403	07	04	00	Avisos	660.000	0	0	0	0	0	660.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	206.240	0	0	0	0	0	206.240
403	08	01	00	Primas y gastos de seguros	200.000	0	0	0	0	0	200.000
403	08	02	00	Comisiones y gastos bancarios	6.240	0	0	0	0	0	6.240
403	09	00	00	Viáticos y pasajes	1.650.000	0	0	0	0	0	1.650.000
403	09	01	00	Viáticos y pasajes dentro del pais	250.000	0	0	0	0	0	250.000
403	09	02	00	Viáticos y pasajes fuera del país	1.400.000	0	0	0	0	0	1.400.000
403	10	00	00	Servicios profesionales y técnicos	74.000	0	0	0	0	0	74.000
403	10	07	00	Servicios de capacitación y adiestramiento	30.000	0	0	0	0	0	30.000
403	10	09	00	Servicios de lavandería y tintorería	5.000	0	0	0	0	0	5.000
403	10	99	00	Otros servicios profesionales y técnicos	39.000	0	0	0	0	0	39.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	260.000	0	0	0	0	0	260.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	0	60.000
403	12	00	00	Conservación y reparaciones menores de obras	250.000	0	0	0	0	0	250.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	250.000	0	0	0	0	0	250.000
403	18	00	00	Impuestos indirectos	676.899	0	0	0	0	0	676.899
403	18	01	00	Impuesto al valor agregado	676.899	0	0	0	0	0	676.899

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118543 010056000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA Y EL CARIBE, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL, EDUCATIVO, AMBIENTAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 295

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	60.000	0	0	0	0	0	60.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	60.000	0	0	0	0	0	60.000
403	99	00	00	Otros servicios no personales	425.000	0	0	0	0	0	425.000
403	99	01	00	Otros servicios no personales	425.000	0	0	0	0	0	425.000
404	**00**	**00**	**00**	**Activos reales**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
404	05	01	00	Equipos de telecomunicaciones	100.000	0	0	0	0	0	100.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	10.000	0	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	170.000	0	0	0	0	0	170.000
404	09	01	00	Mobiliario y equipos de oficina	45.000	0	0	0	0	0	45.000
404	09	02	00	Equipos de computación	100.000	0	0	0	0	0	100.000
404	09	03	00	Mobiliario y equipos de alojamiento	25.000	0	0	0	0	0	25.000
404	12	00	00	Activos intangibles	20.000	0	0	0	0	0	20.000
404	12	04	00	Paquetes y programas de computación	20.000	0	0	0	0	0	20.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**482.000**	**0**	**0**	**0**	**0**	**0**	**482.000**
407	01	00	00	Transferencias y donaciones corrientes internas	310.000	0	0	0	0	0	310.000
407	01	01	00	Transferencias corrientes internas al sector privado	150.000	0	0	0	0	0	150.000
407	01	01	01	Pensiones del personal empleado, obrero y militar	15.000	0	0	0	0	0	15.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	25.000	0	0	0	0	0	25.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	8.000	0	0	0	0	0	8.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	3.000	0	0	0	0	0	3.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	20.000	0	0	0	0	0	20.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	10.000	0	0	0	0	0	10.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	16.000	0	0	0	0	0	16.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	10.000	0	0	0	0	0	10.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	28.000	0	0	0	0	0	28.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118543 010056000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA Y EL CARIBE, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL, EDUCATIVO, AMBIENTAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 295

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	02	00	Donaciones corrientes internas al sector privado	160.000	0	0	0	0	0	160.000
407	01	02	01	Donaciones corrientes a personas	160.000	0	0	0	0	0	160.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	172.000	0	0	0	0	0	172.000
407	02	01	00	Transferencias corrientes al exterior	172.000	0	0	0	0	0	172.000
407	02	01	04	Transferencias corrientes a organismos internacionales	172.000	0	0	0	0	0	172.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**160.000**	**0**	**0**	**0**	**0**	**0**	**160.000**
411	11	00	00	Obligaciones de ejercicios anteriores	160.000	0	0	0	0	0	160.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	160.000	0	0	0	0	0	160.000
				Totales	**33.820.819**	**0**	**0**	**0**	**0**	**0**	**33.820.819**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118543 010056000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA Y EL CARIBE, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL, EDUCATIVO, AMBIENTAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 295

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**172.000**	**0**	**0**	**0**	**0**	**0**	**172.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	172.000	0	0	0	0	0	172.000
407	02	01	00	Transferencias corrientes al exterior	172.000	0	0	0	0	0	172.000
407	02	01	04	Transferencias corrientes a organismos internacionales	172.000	0	0	0	0	0	172.000
				- I0242 Parlamento Latinoamericano Internacional	172.000	0	0	0	0	0	172.000
				Totales	**172.000**	**0**	**0**	**0**	**0**	**0**	**172.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118543 010056000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA Y EL CARIBE, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL, EDUCATIVO, AMBIENTAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 295

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010056001 FORTALECER LA INTEGRACIÓN DE LA REGIÓN LATINOAMERICANA A TRAVÉS DE LAS RELACIONES PARLAMENTARIAS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 167

RESPONSABLE/EJECUTOR: GRUPO PARLAMENTARIO VENEZOLANO DEL PARLAMENTO LATINOAMERICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**25.471.840**	**0**	**0**	**0**	**0**	**0**	**25.471.840**
401	01	00	00	Sueldos, salarios y otras retribuciones	11.004.000	0	0	0	0	0	11.004.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.152.000	0	0	0	0	0	6.152.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.471.000	0	0	0	0	0	1.471.000
401	01	18	00	Remuneraciones al personal contratado	2.501.000	0	0	0	0	0	2.501.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	15.000	0	0	0	0	0	15.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	757.000	0	0	0	0	0	757.000
401	01	99	00	Otras retribuciones	108.000	0	0	0	0	0	108.000
401	03	00	00	Primas	1.410.000	0	0	0	0	0	1.410.000
401	03	02	00	Primas de transporte a empleados	154.000	0	0	0	0	0	154.000
401	03	04	00	Primas por hijos a empleados	41.000	0	0	0	0	0	41.000
401	03	08	00	Primas de profesionalización a empleados	143.000	0	0	0	0	0	143.000
401	03	09	00	Primas por antigüedad a empleados	784.000	0	0	0	0	0	784.000
401	03	17	00	Primas de transporte a obreros	56.000	0	0	0	0	0	56.000
401	03	19	00	Primas por hijos de obreros	19.000	0	0	0	0	0	19.000
401	03	21	00	Primas por antigüedad a obreros	181.000	0	0	0	0	0	181.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.000	0	0	0	0	0	32.000
401	04	00	00	Complementos de sueldos y salarios	2.697.000	0	0	0	0	0	2.697.000
401	04	06	00	Complemento a empleados por comisión de servicios	60.000	0	0	0	0	0	60.000
401	04	08	00	Bono compensatorio de alimentación a empleados	1.110.000	0	0	0	0	0	1.110.000
401	04	18	00	Bono compensatorio de alimentación a obreros	397.000	0	0	0	0	0	397.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	164.000	0	0	0	0	0	164.000
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	880.000	0	0	0	0	0	880.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	86.000	0	0	0	0	0	86.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118543 010056000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA Y EL CARIBE, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL, EDUCATIVO, AMBIENTAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 295

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010056001 FORTALECER LA INTEGRACIÓN DE LA REGIÓN LATINOAMERICANA A TRAVÉS DE LAS RELACIONES PARLAMENTARIAS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 167

RESPONSABLE/EJECUTOR: GRUPO PARLAMENTARIO VENEZOLANO DEL PARLAMENTO LATINOAMERICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.572.000	0	0	0	0	0	2.572.000
401	05	01	00	Aguinaldos a empleados	50.000	0	0	0	0	0	50.000
401	05	03	00	Bono vacacional a empleados	1.651.000	0	0	0	0	0	1.651.000
401	05	04	00	Aguinaldos a obreros	30.000	0	0	0	0	0	30.000
401	05	06	00	Bono vacacional a obreros	405.000	0	0	0	0	0	405.000
401	05	07	00	Aguinaldos al personal contratado	30.000	0	0	0	0	0	30.000
401	05	08	00	Bono vacacional al personal contratado	173.000	0	0	0	0	0	173.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	30.000	0	0	0	0	0	30.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	203.000	0	0	0	0	0	203.000
401	06	00	00	Aportes patronales y legales	582.000	0	0	0	0	0	582.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	263.000	0	0	0	0	0	263.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	59.000	0	0	0	0	0	59.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	72.000	0	0	0	0	0	72.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	62.000	0	0	0	0	0	62.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	14.000	0	0	0	0	0	14.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	17.000	0	0	0	0	0	17.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	35.000	0	0	0	0	0	35.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	8.000	0	0	0	0	0	8.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	29.000	0	0	0	0	0	29.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	8.000	0	0	0	0	0	8.000
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	7.000	0	0	0	0	0	7.000
401	06	95	00	Otros aportes legales por personal contratado	8.000	0	0	0	0	0	8.000
401	07	00	00	Asistencia socio-económica	5.563.840	0	0	0	0	0	5.563.840

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118543 010056000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA Y EL CARIBE, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL, EDUCATIVO, AMBIENTAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 295

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010056001 FORTALECER LA INTEGRACIÓN DE LA REGIÓN LATINOAMERICANA A TRAVÉS DE LAS RELACIONES PARLAMENTARIAS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 167

RESPONSABLE/EJECUTOR: GRUPO PARLAMENTARIO VENEZOLANO DEL PARLAMENTO LATINOAMERICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	02	00	Becas a empleados	197.000	0	0	0	0	0	197.000
401	07	03	00	Ayudas por matrimonio a empleados	6.000	0	0	0	0	0	6.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.000	0	0	0	0	0	4.000
401	07	05	00	Ayudas por defunción a empleados	8.000	0	0	0	0	0	8.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	878.000	0	0	0	0	0	878.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.000.000	0	0	0	0	0	2.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	13.000	0	0	0	0	0	13.000
401	07	18	00	Becas a obreros	141.000	0	0	0	0	0	141.000
401	07	19	00	Ayudas por matrimonio de obreros	6.000	0	0	0	0	0	6.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	4.000	0	0	0	0	0	4.000
401	07	21	00	Ayudas por defunción a obreros	8.000	0	0	0	0	0	8.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	214.000	0	0	0	0	0	214.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.100.000	0	0	0	0	0	1.100.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	12.840	0	0	0	0	0	12.840
401	07	33	00	Asistencia socio-económica al personal contratado	300.000	0	0	0	0	0	300.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	6.000	0	0	0	0	0	6.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	4.000	0	0	0	0	0	4.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	8.000	0	0	0	0	0	8.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	90.000	0	0	0	0	0	90.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	150.000	0	0	0	0	0	150.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	82.000	0	0	0	0	0	82.000
401	07	96	00	Otras subvenciones a empleados	244.000	0	0	0	0	0	244.000
401	07	97	00	Otras subvenciones a obreros	88.000	0	0	0	0	0	88.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118543 010056000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA Y EL CARIBE, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL, EDUCATIVO, AMBIENTAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 295

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010056001 FORTALECER LA INTEGRACIÓN DE LA REGIÓN LATINOAMERICANA A TRAVÉS DE LAS RELACIONES PARLAMENTARIAS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 167

RESPONSABLE/EJECUTOR: GRUPO PARLAMENTARIO VENEZOLANO DEL PARLAMENTO LATINOAMERICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	1.643.000	0	0	0	0	0	1.643.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.148.000	0	0	0	0	0	1.148.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	264.000	0	0	0	0	0	264.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	109.000	0	0	0	0	0	109.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	122.000	0	0	0	0	0	122.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**260.000**	**0**	**0**	**0**	**0**	**0**	**260.000**
402	05	00	00	Productos de papel, cartón e impresos	130.000	0	0	0	0	0	130.000
402	05	01	00	Pulpa de madera, papel y cartón	30.000	0	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	100.000	0	0	0	0	0	100.000
402	06	03	00	Tintas, pinturas y colorantes	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	30.000	0	0	0	0	0	30.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.905.000**	**0**	**0**	**0**	**0**	**0**	**2.905.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	500.000	0	0	0	0	0	500.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	07	03	00	Relaciones sociales	350.000	0	0	0	0	0	350.000
403	09	00	00	Viáticos y pasajes	1.650.000	0	0	0	0	0	1.650.000
403	09	01	00	Viáticos y pasajes dentro del país	250.000	0	0	0	0	0	250.000
403	09	02	00	Viáticos y pasajes fuera del país	1.400.000	0	0	0	0	0	1.400.000
403	18	00	00	Impuestos indirectos	310.000	0	0	0	0	0	310.000
403	18	01	00	Impuesto al valor agregado	310.000	0	0	0	0	0	310.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118543 010056000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA Y EL CARIBE, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL, EDUCATIVO, AMBIENTAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 295

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010056001 FORTALECER LA INTEGRACIÓN DE LA REGIÓN LATINOAMERICANA A TRAVÉS DE LAS RELACIONES PARLAMENTARIAS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 167

RESPONSABLE/EJECUTOR: GRUPO PARLAMENTARIO VENEZOLANO DEL PARLAMENTO LATINOAMERICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	60.000	0	0	0	0	0	60.000
403	99	00	00	Otros servicios no personales	385.000	0	0	0	0	0	385.000
403	99	01	00	Otros servicios no personales	385.000	0	0	0	0	0	385.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
407	01	00	00	Transferencias y donaciones corrientes internas	150.000	0	0	0	0	0	150.000
407	01	01	00	Transferencias corrientes internas al sector privado	150.000	0	0	0	0	0	150.000
407	01	01	01	Pensiones del personal empleado, obrero y militar	15.000	0	0	0	0	0	15.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	25.000	0	0	0	0	0	25.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	8.000	0	0	0	0	0	8.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	3.000	0	0	0	0	0	3.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	20.000	0	0	0	0	0	20.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	10.000	0	0	0	0	0	10.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	16.000	0	0	0	0	0	16.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	10.000	0	0	0	0	0	10.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	28.000	0	0	0	0	0	28.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	15.000	0	0	0	0	0	15.000
				Totales	**28.786.840**	**0**	**0**	**0**	**0**	**0**	**28.786.840**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118543 010056000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA Y EL CARIBE, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL, EDUCATIVO, AMBIENTAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 295

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010056002 APOYO INSTITUCIONAL A LOS GASTOS ADMINISTRATIVOS

UNIDAD DE MEDIDA: INFORME **META:** 128

RESPONSABLE/EJECUTOR: GRUPO PARLAMENTARIO VENEZOLANO DEL PARLAMENTO LATINOAMERICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.575.840**	**0**	**0**	**0**	**0**	**0**	**1.575.840**
402	01	00	00	Productos alimenticios y agropecuarios	140.000	0	0	0	0	0	140.000
402	01	01	00	Alimentos y bebidas para personas	140.000	0	0	0	0	0	140.000
402	03	00	00	Textiles y vestuarios	50.000	0	0	0	0	0	50.000
402	03	01	00	Textiles	25.000	0	0	0	0	0	25.000
402	03	02	00	Prendas de vestir	25.000	0	0	0	0	0	25.000
402	04	00	00	Productos de cuero y caucho	30.000	0	0	0	0	0	30.000
402	04	03	00	Cauchos y tripas para vehículos	30.000	0	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	262.000	0	0	0	0	0	262.000
402	05	01	00	Pulpa de madera, papel y cartón	50.000	0	0	0	0	0	50.000
402	05	02	00	Envases y cajas de papel y cartón	6.000	0	0	0	0	0	6.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	0	100.000
402	05	04	00	Libros, revistas y periódicos	6.000	0	0	0	0	0	6.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	650.000	0	0	0	0	0	650.000
402	06	03	00	Tintas, pinturas y colorantes	600.000	0	0	0	0	0	600.000
402	06	04	00	Productos farmacéuticos y medicamentos	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	5.000	0	0	0	0	0	5.000
402	06	08	00	Productos plásticos	35.000	0	0	0	0	0	35.000
402	07	00	00	Productos minerales no metálicos	4.000	0	0	0	0	0	4.000
402	07	02	00	Vidrios y productos de vidrio	4.000	0	0	0	0	0	4.000
402	08	00	00	Productos metálicos	37.000	0	0	0	0	0	37.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 118543 010056000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA Y EL CARIBE, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL, EDUCATIVO, AMBIENTAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 295

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010056002 APOYO INSTITUCIONAL A LOS GASTOS ADMINISTRATIVOS

UNIDAD DE MEDIDA: INFORME **META:** 128

RESPONSABLE/EJECUTOR: GRUPO PARLAMENTARIO VENEZOLANO DEL PARLAMENTO LATINOAMERICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	7.000	0	0	0	0	0	7.000
402	10	00	00	Productos varios y útiles diversos	402.840	0	0	0	0	0	402.840
402	10	02	00	Materiales y útiles de limpieza y aseo	70.000	0	0	0	0	0	70.000
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	60.000	0	0	0	0	0	60.000
402	10	06	00	Condecoraciones, ofrendas y similares	20.000	0	0	0	0	0	20.000
402	10	07	00	Productos de seguridad en el trabajo	2.840	0	0	0	0	0	2.840
402	10	08	00	Materiales para equipos de computación	150.000	0	0	0	0	0	150.000
402	10	11	00	Materiales eléctricos	50.000	0	0	0	0	0	50.000
402	10	12	00	Materiales para instalaciones sanitarias	5.000	0	0	0	0	0	5.000
402	10	99	00	Otros productos y útiles diversos	40.000	0	0	0	0	0	40.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.666.139**	**0**	**0**	**0**	**0**	**0**	**2.666.139**
403	01	00	00	Alquileres de inmuebles	240.000	0	0	0	0	0	240.000
403	01	01	00	Alquileres de edificios y locales	240.000	0	0	0	0	0	240.000
403	04	00	00	Servicios básicos	479.000	0	0	0	0	0	479.000
403	04	01	00	Electricidad	30.000	0	0	0	0	0	30.000
403	04	04	00	Teléfonos	290.000	0	0	0	0	0	290.000
403	04	05	00	Servicio de comunicaciones	72.000	0	0	0	0	0	72.000
403	04	06	00	Servicio de aseo urbano y domiciliario	52.000	0	0	0	0	0	52.000
403	04	07	00	Servicio de condominio	35.000	0	0	0	0	0	35.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	750.000	0	0	0	0	0	750.000
403	07	01	00	Publicidad y propaganda	40.000	0	0	0	0	0	40.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	07	04	00	Avisos	660.000	0	0	0	0	0	660.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118543 010056000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA Y EL CARIBE, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL, EDUCATIVO, AMBIENTAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 295

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010056002 APOYO INSTITUCIONAL A LOS GASTOS ADMINISTRATIVOS

UNIDAD DE MEDIDA: INFORME **META:** 128

RESPONSABLE/EJECUTOR: GRUPO PARLAMENTARIO VENEZOLANO DEL PARLAMENTO LATINOAMERICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	206.240	0	0	0	0	0	206.240
403	08	01	00	Primas y gastos de seguros	200.000	0	0	0	0	0	200.000
403	08	02	00	Comisiones y gastos bancarios	6.240	0	0	0	0	0	6.240
403	10	00	00	Servicios profesionales y técnicos	74.000	0	0	0	0	0	74.000
403	10	07	00	Servicios de capacitación y adiestramiento	30.000	0	0	0	0	0	30.000
403	10	09	00	Servicios de lavandería y tintorería	5.000	0	0	0	0	0	5.000
403	10	99	00	Otros servicios profesionales y técnicos	39.000	0	0	0	0	0	39.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	260.000	0	0	0	0	0	260.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	0	60.000
403	12	00	00	Conservación y reparaciones menores de obras	250.000	0	0	0	0	0	250.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	250.000	0	0	0	0	0	250.000
403	18	00	00	Impuestos indirectos	366.899	0	0	0	0	0	366.899
403	18	01	00	Impuesto al valor agregado	366.899	0	0	0	0	0	366.899
403	99	00	00	Otros servicios no personales	40.000	0	0	0	0	0	40.000
403	99	01	00	Otros servicios no personales	40.000	0	0	0	0	0	40.000
404	**00**	**00**	**00**	**Activos reales**	**300.000**	0	0	0	0	0	**300.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
404	05	01	00	Equipos de telecomunicaciones	100.000	0	0	0	0	0	100.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	10.000	0	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	170.000	0	0	0	0	0	170.000
404	09	01	00	Mobiliario y equipos de oficina	45.000	0	0	0	0	0	45.000
404	09	02	00	Equipos de computación	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 118543 010056000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA Y EL CARIBE, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL, EDUCATIVO, AMBIENTAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 295

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 010056002 APOYO INSTITUCIONAL A LOS GASTOS ADMINISTRATIVOS

UNIDAD DE MEDIDA: INFORME **META:** 128

RESPONSABLE/EJECUTOR: GRUPO PARLAMENTARIO VENEZOLANO DEL PARLAMENTO LATINOAMERICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	25.000	0	0	0	0	0	25.000
404	12	00	00	Activos intangibles	20.000	0	0	0	0	0	20.000
404	12	04	00	Paquetes y programas de computación	20.000	0	0	0	0	0	20.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**332.000**	**0**	**0**	**0**	**0**	**0**	**332.000**
407	01	00	00	Transferencias y donaciones corrientes internas	160.000	0	0	0	0	0	160.000
407	01	02	00	Donaciones corrientes internas al sector privado	160.000	0	0	0	0	0	160.000
407	01	02	01	Donaciones corrientes a personas	160.000	0	0	0	0	0	160.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	172.000	0	0	0	0	0	172.000
407	02	01	00	Transferencias corrientes al exterior	172.000	0	0	0	0	0	172.000
407	02	01	04	Transferencias corrientes a organismos internacionales	172.000	0	0	0	0	0	172.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**160.000**	**0**	**0**	**0**	**0**	**0**	**160.000**
411	11	00	00	Obligaciones de ejercicios anteriores	160.000	0	0	0	0	0	160.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	160.000	0	0	0	0	0	160.000
				Totales	**5.033.979**	**0**	**0**	**0**	**0**	**0**	**5.033.979**

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 019999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 126.094.795

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares)						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**126.094.795**	**0**	**0**	**0**	**0**	**0**	**126.094.795**
407	01	00	00	Transferencias y donaciones corrientes internas	126.094.795	0	0	0	0	0	126.094.795
407	01	03	00	Transferencias corrientes internas al sector público	126.094.795	0	0	0	0	0	126.094.795
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	126.094.795	0	0	0	0	0	126.094.795
				Totales	**126.094.795**	**0**	**0**	**0**	**0**	**0**	**126.094.795**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 019999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: BOLÍVAR

META: 126.094.795

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**126.094.795**	**0**	**0**	**0**	**0**	**0**	**126.094.795**
407	01	00	00	Transferencias y donaciones corrientes internas	126.094.795	0	0	0	0	0	126.094.795
407	01	03	00	Transferencias corrientes internas al sector público	126.094.795	0	0	0	0	0	126.094.795
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	126.094.795	0	0	0	0	0	126.094.795
				- A0234 Fundación Cardiovascular de la Asamblea Nacional	7.114.812	0	0	0	0	0	7.114.812
				- A0238 Instituto de Previsión Social del Parlamentario	71.868.778	0	0	0	0	0	71.868.778
				- A0420 Fundación Televisora de la Asamblea Nacional (ANTV)	42.922.668	0	0	0	0	0	42.922.668
				- A1603 Fundación Radio de la Asamblea Nacional (A.N. RADIO)	4.188.537	0	0	0	0	0	4.188.537
				Totales	**126.094.795**	**0**	**0**	**0**	**0**	**0**	**126.094.795**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 019999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 126.094.795

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 019999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN TELEVISORA DE LA ASAMBLEA NACIONAL (ANTV)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 42.922.668

RESPONSABLE/EJECUTOR: FUNDACION TELEVISORA DE LA ASAMBLEA NACIONAL ANTV

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**42.922.668**	**0**	**0**	**0**	**0**	**0**	**42.922.668**
407	01	00	00	Transferencias y donaciones corrientes internas	42.922.668	0	0	0	0	0	42.922.668
407	01	03	00	Transferencias corrientes internas al sector público	42.922.668	0	0	0	0	0	42.922.668
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	42.922.668	0	0	0	0	0	42.922.668
				Totales	**42.922.668**	**0**	**0**	**0**	**0**	**0**	**42.922.668**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

01 - 99

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 019999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: BOLÍVAR

META: 126.094.795

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 019999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN RADIO DE LA ASAMBLEA NACIONAL (A.N. RADIO)

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.188.537

RESPONSABLE/EJECUTOR: FUNDACION RADIO DE LA ASAMBLEA NACIONAL AN RADIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.188.537**	**0**	**0**	**0**	**0**	**0**	**4.188.537**
407	01	00	00	Transferencias y donaciones corrientes internas	4.188.537	0	0	0	0	0	4.188.537
407	01	03	00	Transferencias corrientes internas al sector público	4.188.537	0	0	0	0	0	4.188.537
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.188.537	0	0	0	0	0	4.188.537
				Totales	**4.188.537**	**0**	**0**	**0**	**0**	**0**	**4.188.537**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 019999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: BOLÍVAR

META: 126.094.795

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 019999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CARDIOVASCULAR DE LA ASAMBLEA NACIONAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.114.812

RESPONSABLE/EJECUTOR: FUNDACION CARDIOVASCULAR DE LA ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.114.812**	**0**	**0**	**0**	**0**	0	**7.114.812**
407	01	00	00	Transferencias y donaciones corrientes internas	7.114.812	0	0	0	0	0	7.114.812
407	01	03	00	Transferencias corrientes internas al sector público	7.114.812	0	0	0	0	0	7.114.812
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	7.114.812	0	0	0	0	0	7.114.812
				Totales	**7.114.812**	**0**	**0**	**0**	**0**	0	**7.114.812**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 019999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: FORMULAR PROYECTOS DE LEYES, EJERCER EL CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL. FORTALECER LA PARTICIPACIÓN CIUDADANA EN LOS PROCESOS LEGISLATIVOS Y LAS INVESTIGACIONES EN LAS ÁREAS DE DESARROLLO DEL PAÍS. TRANSFORMAR LA PRÁCTICA LEGISLATIVA EN UNA PRÁCTICA QUE PERMITA AL PUEBLO SOBERANO SER UN ACTOR FUNDAMENTAL Y PROTAGÓNICO EN LO REFERENTE AL DEBATE POLÍTICO, SOCIAL, CULTURAL, AMBIENTAL Y ECONÓMICO.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 126.094.795

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 019999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO DE PREVISIÓN SOCIAL DEL PARLAMENTARIO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 71.868.778

RESPONSABLE/EJECUTOR: INSTITUTO DE PREVISION SOCIAL DEL PARLAMENTARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**71.868.778**	**0**	**0**	**0**	**0**	**0**	**71.868.778**
407	01	00	00	Transferencias y donaciones corrientes internas	71.868.778	0	0	0	0	0	71.868.778
407	01	03	00	Transferencias corrientes internas al sector público	71.868.778	0	0	0	0	0	71.868.778
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	71.868.778	0	0	0	0	0	71.868.778
				Totales	**71.868.778**	**0**	**0**	**0**	**0**	**0**	**71.868.778**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**179.170.900**	**0**	**0**	**0**	**0**	**0**	**179.170.900**
401	01	00	00	Sueldos, salarios y otras retribuciones	51.220.405	0	0	0	0	0	51.220.405
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	26.066.646	0	0	0	0	0	26.066.646
401	01	03	00	Suplencias a empleados	235.000	0	0	0	0	0	235.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	12.053.803	0	0	0	0	0	12.053.803
401	01	13	00	Suplencias a obreros	380.208	0	0	0	0	0	380.208
401	01	18	00	Remuneraciones al personal contratado	4.926.987	0	0	0	0	0	4.926.987
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	35.000	0	0	0	0	0	35.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	4.315.877	0	0	0	0	0	4.315.877
401	01	99	00	Otras retribuciones	3.206.884	0	0	0	0	0	3.206.884
401	03	00	00	Primas	8.139.732	0	0	0	0	0	8.139.732
401	03	01	00	Primas por mérito a empleados	8.750	0	0	0	0	0	8.750
401	03	02	00	Primas de transporte a empleados	401.940	0	0	0	0	0	401.940
401	03	04	00	Primas por hijos a empleados	131.040	0	0	0	0	0	131.040
401	03	08	00	Primas de profesionalización a empleados	496.300	0	0	0	0	0	496.300
401	03	09	00	Primas por antigüedad a empleados	4.343.425	0	0	0	0	0	4.343.425
401	03	17	00	Primas de transporte a obreros	272.160	0	0	0	0	0	272.160
401	03	19	00	Primas por hijos de obreros	123.480	0	0	0	0	0	123.480
401	03	21	00	Primas por antigüedad a obreros	1.645.824	0	0	0	0	0	1.645.824
401	03	22	00	Primas de profesionalización a obreros	53.340	0	0	0	0	0	53.340
401	03	37	00	Primas de transporte al personal contratado	181.440	0	0	0	0	0	181.440
401	03	39	00	Primas por hijos al personal contratado	50.400	0	0	0	0	0	50.400
401	03	40	00	Primas de profesionalización al personal contratado	104.580	0	0	0	0	0	104.580
401	03	41	00	Primas por antigüedad al personal contratado	38.503	0	0	0	0	0	38.503
401	03	95	00	Otras primas al personal de alto nivel y de dirección	260.842	0	0	0	0	0	260.842
401	03	96	00	Otras primas al personal contratado	8.750	0	0	0	0	0	8.750
401	03	97	00	Otras primas a empleados	15.750	0	0	0	0	0	15.750
401	03	98	00	Otras primas a obreros	3.208	0	0	0	0	0	3.208
401	04	00	00	Complementos de sueldos y salarios	11.896.558	0	0	0	0	0	11.896.558
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	122.500	0	0	0	0	0	122.500
401	04	02	00	Complemento a empleados por trabajo nocturno	58.625	0	0	0	0	0	58.625
401	04	03	00	Complemento a empleados por gastos de alimentación	17.500	0	0	0	0	0	17.500

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	06	00	Complemento a empleados por comisión de servicios	181.125	0	0	0	0	0	181.125
401	04	08	00	Bono compensatorio de alimentación a empleados	4.689.300	0	0	0	0	0	4.689.300
401	04	10	00	Complemento a empleados por días feriados	13.125	0	0	0	0	0	13.125
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	145.833	0	0	0	0	0	145.833
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	80.208	0	0	0	0	0	80.208
401	04	16	00	Complemento a obreros por gastos de alimentación	19.688	0	0	0	0	0	19.688
401	04	18	00	Bono compensatorio de alimentación a obreros	3.175.200	0	0	0	0	0	3.175.200
401	04	20	00	Complemento a obreros por días feriados	37.188	0	0	0	0	0	37.188
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	58.333	0	0	0	0	0	58.333
401	04	25	00	Complemento al personal contratado por gastos de alimentación	34.650	0	0	0	0	0	34.650
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.116.800	0	0	0	0	0	2.116.800
401	04	28	00	Complemento al personal contratado por días feriados	10.208	0	0	0	0	0	10.208
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	175.000	0	0	0	0	0	175.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	911.400	0	0	0	0	0	911.400
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	17.500	0	0	0	0	0	17.500
401	04	96	00	Otros complementos a empleados	10.500	0	0	0	0	0	10.500
401	04	97	00	Otros complementos a obreros	21.875	0	0	0	0	0	21.875
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	38.208.235	0	0	0	0	0	38.208.235
401	05	01	00	Aguinaldos a empleados	15.680.348	0	0	0	0	0	15.680.348
401	05	03	00	Bono vacacional a empleados	7.194.513	0	0	0	0	0	7.194.513
401	05	04	00	Aguinaldos a obreros	6.256.125	0	0	0	0	0	6.256.125
401	05	06	00	Bono vacacional a obreros	2.870.457	0	0	0	0	0	2.870.457
401	05	07	00	Aguinaldos al personal contratado	2.877.566	0	0	0	0	0	2.877.566
401	05	08	00	Bono vacacional al personal contratado	679.832	0	0	0	0	0	679.832
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.816.117	0	0	0	0	0	1.816.117
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	833.277	0	0	0	0	0	833.277
401	06	00	00	Aportes patronales y legales	4.754.243	0	0	0	0	0	4.754.243
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.564.665	0	0	0	0	0	1.564.665
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	405.064	0	0	0	0	0	405.064
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	531.172	0	0	0	0	0	531.172
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	880.365	0	0	0	0	0	880.365
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	195.637	0	0	0	0	0	195.637

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	211.790	0	0	0	0	0	211.790
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	449.311	0	0	0	0	0	449.311
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	106.038	0	0	0	0	0	106.038
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	203.580	0	0	0	0	0	203.580
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	61.534	0	0	0	0	0	61.534
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	45.240	0	0	0	0	0	45.240
401	06	95	00	Otros aportes legales por personal contratado	99.847	0	0	0	0	0	99.847
401	07	00	00	Asistencia socio-económica	50.580.160	0	0	0	0	0	50.580.160
401	07	01	00	Capacitación y adiestramiento a empleados	262.500	0	0	0	0	0	262.500
401	07	02	00	Becas a empleados	437.500	0	0	0	0	0	437.500
401	07	03	00	Ayudas por matrimonio a empleados	17.500	0	0	0	0	0	17.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	17.500	0	0	0	0	0	17.500
401	07	05	00	Ayudas por defunción a empleados	17.500	0	0	0	0	0	17.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	43.750	0	0	0	0	0	43.750
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.515.938	0	0	0	0	0	4.515.938
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	12.180.000	0	0	0	0	0	12.180.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	140.000	0	0	0	0	0	140.000
401	07	10	00	Dotación de uniformes a empleados	1.572.404	0	0	0	0	0	1.572.404
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	194.250	0	0	0	0	0	194.250
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	166.950	0	0	0	0	0	166.950
401	07	17	00	Capacitación y adiestramiento a obreros	90.417	0	0	0	0	0	90.417
401	07	18	00	Becas a obreros	306.250	0	0	0	0	0	306.250
401	07	19	00	Ayudas por matrimonio de obreros	14.583	0	0	0	0	0	14.583
401	07	20	00	Ayudas por nacimiento de hijos de obreros	7.292	0	0	0	0	0	7.292
401	07	21	00	Ayudas por defunción a obreros	14.583	0	0	0	0	0	14.583
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	29.167	0	0	0	0	0	29.167
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.801.765	0	0	0	0	0	1.801.765
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	8.122.343	0	0	0	0	0	8.122.343
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	72.917	0	0	0	0	0	72.917
401	07	26	00	Dotación de uniformes a obreros	1.321.775	0	0	0	0	0	1.321.775

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	145.833	0	0	0	0	0	145.833
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	84.583	0	0	0	0	0	84.583
401	07	33	00	Asistencia socio-económica al personal contratado	6.875.000	0	0	0	0	0	6.875.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	65.625	0	0	0	0	0	65.625
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	11.550	0	0	0	0	0	11.550
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.625	0	0	0	0	0	2.625
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	11.550	0	0	0	0	0	11.550
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	21.000	0	0	0	0	0	21.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	523.040	0	0	0	0	0	523.040
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	4.857.125	0	0	0	0	0	4.857.125
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	3.655.000	0	0	0	0	0	3.655.000
401	07	96	00	Otras subvenciones a empleados	1.816.667	0	0	0	0	0	1.816.667
401	07	97	00	Otras subvenciones a obreros	1.163.678	0	0	0	0	0	1.163.678
401	08	00	00	Prestaciones sociales e indemnizaciones	14.371.567	0	0	0	0	0	14.371.567
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	8.516.582	0	0	0	0	0	8.516.582
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.397.935	0	0	0	0	0	3.397.935
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.502.699	0	0	0	0	0	1.502.699
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	954.351	0	0	0	0	0	954.351
403	**00**	**00**	**00**	**Servicios no personales**	**650.445**	**0**	**0**	**0**	**0**	**0**	**650.445**
403	10	00	00	Servicios profesionales y técnicos	175.000	0	0	0	0	0	175.000
403	10	07	00	Servicios de capacitación y adiestramiento	175.000	0	0	0	0	0	175.000
403	18	00	00	Impuestos indirectos	250.867	0	0	0	0	0	250.867
403	18	01	00	Impuesto al valor agregado	250.867	0	0	0	0	0	250.867
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	224.578	0	0	0	0	0	224.578
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	224.578	0	0	0	0	0	224.578
				Totales	**179.821.345**	**0**	**0**	**0**	**0**	**0**	**179.821.345**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 010001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**179.170.900**	**0**	**0**	**0**	**0**	**0**	**179.170.900**
401	01	00	00	Sueldos, salarios y otras retribuciones	51.220.405	0	0	0	0	0	51.220.405
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	26.066.646	0	0	0	0	0	26.066.646
401	01	03	00	Suplencias a empleados	235.000	0	0	0	0	0	235.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	12.053.803	0	0	0	0	0	12.053.803
401	01	13	00	Suplencias a obreros	380.208	0	0	0	0	0	380.208
401	01	18	00	Remuneraciones al personal contratado	4.926.987	0	0	0	0	0	4.926.987
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	35.000	0	0	0	0	0	35.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	4.315.877	0	0	0	0	0	4.315.877
401	01	99	00	Otras retribuciones	3.206.884	0	0	0	0	0	3.206.884
401	03	00	00	Primas	8.139.732	0	0	0	0	0	8.139.732
401	03	01	00	Primas por mérito a empleados	8.750	0	0	0	0	0	8.750
401	03	02	00	Primas de transporte a empleados	401.940	0	0	0	0	0	401.940
401	03	04	00	Primas por hijos a empleados	131.040	0	0	0	0	0	131.040
401	03	08	00	Primas de profesionalización a empleados	496.300	0	0	0	0	0	496.300
401	03	09	00	Primas por antigüedad a empleados	4.343.425	0	0	0	0	0	4.343.425
401	03	17	00	Primas de transporte a obreros	272.160	0	0	0	0	0	272.160
401	03	19	00	Primas por hijos de obreros	123.480	0	0	0	0	0	123.480
401	03	21	00	Primas por antigüedad a obreros	1.645.824	0	0	0	0	0	1.645.824
401	03	22	00	Primas de profesionalización a obreros	53.340	0	0	0	0	0	53.340
401	03	37	00	Primas de transporte al personal contratado	181.440	0	0	0	0	0	181.440
401	03	39	00	Primas por hijos al personal contratado	50.400	0	0	0	0	0	50.400
401	03	40	00	Primas de profesionalización al personal contratado	104.580	0	0	0	0	0	104.580
401	03	41	00	Primas por antigüedad al personal contratado	38.503	0	0	0	0	0	38.503
401	03	95	00	Otras primas al personal de alto nivel y de dirección	260.842	0	0	0	0	0	260.842
401	03	96	00	Otras primas al personal contratado	8.750	0	0	0	0	0	8.750
401	03	97	00	Otras primas a empleados	15.750	0	0	0	0	0	15.750
401	03	98	00	Otras primas a obreros	3.208	0	0	0	0	0	3.208

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 010001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	00	00	Complementos de sueldos y salarios	11.896.558	0	0	0	0	0	11.896.558
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	122.500	0	0	0	0	0	122.500
401	04	02	00	Complemento a empleados por trabajo nocturno	58.625	0	0	0	0	0	58.625
401	04	03	00	Complemento a empleados por gastos de alimentación	17.500	0	0	0	0	0	17.500
401	04	06	00	Complemento a empleados por comisión de servicios	181.125	0	0	0	0	0	181.125
401	04	08	00	Bono compensatorio de alimentación a empleados	4.689.300	0	0	0	0	0	4.689.300
401	04	10	00	Complemento a empleados por días feriados	13.125	0	0	0	0	0	13.125
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	145.833	0	0	0	0	0	145.833
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	80.208	0	0	0	0	0	80.208
401	04	16	00	Complemento a obreros por gastos de alimentación	19.688	0	0	0	0	0	19.688
401	04	18	00	Bono compensatorio de alimentación a obreros	3.175.200	0	0	0	0	0	3.175.200
401	04	20	00	Complemento a obreros por días feriados	37.188	0	0	0	0	0	37.188
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	58.333	0	0	0	0	0	58.333
401	04	25	00	Complemento al personal contratado por gastos de alimentación	34.650	0	0	0	0	0	34.650
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.116.800	0	0	0	0	0	2.116.800
401	04	28	00	Complemento al personal contratado por días feriados	10.208	0	0	0	0	0	10.208
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	175.000	0	0	0	0	0	175.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	911.400	0	0	0	0	0	911.400
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	17.500	0	0	0	0	0	17.500
401	04	96	00	Otros complementos a empleados	10.500	0	0	0	0	0	10.500
401	04	97	00	Otros complementos a obreros	21.875	0	0	0	0	0	21.875
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	38.208.235	0	0	0	0	0	38.208.235
401	05	01	00	Aguinaldos a empleados	15.680.348	0	0	0	0	0	15.680.348
401	05	03	00	Bono vacacional a empleados	7.194.513	0	0	0	0	0	7.194.513
401	05	04	00	Aguinaldos a obreros	6.256.125	0	0	0	0	0	6.256.125
401	05	06	00	Bono vacacional a obreros	2.870.457	0	0	0	0	0	2.870.457
401	05	07	00	Aguinaldos al personal contratado	2.877.566	0	0	0	0	0	2.877.566

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 010001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	679.832	0	0	0	0	0	679.832
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.816.117	0	0	0	0	0	1.816.117
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	833.277	0	0	0	0	0	833.277
401	06	00	00	Aportes patronales y legales	4.754.243	0	0	0	0	0	4.754.243
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.564.665	0	0	0	0	0	1.564.665
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	405.064	0	0	0	0	0	405.064
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	531.172	0	0	0	0	0	531.172
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	880.365	0	0	0	0	0	880.365
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	195.637	0	0	0	0	0	195.637
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	211.790	0	0	0	0	0	211.790
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	449.311	0	0	0	0	0	449.311
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	106.038	0	0	0	0	0	106.038
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	203.580	0	0	0	0	0	203.580
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	61.534	0	0	0	0	0	61.534
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	45.240	0	0	0	0	0	45.240
401	06	95	00	Otros aportes legales por personal contratado	99.847	0	0	0	0	0	99.847
401	07	00	00	Asistencia socio-económica	50.580.160	0	0	0	0	0	50.580.160
401	07	01	00	Capacitación y adiestramiento a empleados	262.500	0	0	0	0	0	262.500
401	07	02	00	Becas a empleados	437.500	0	0	0	0	0	437.500
401	07	03	00	Ayudas por matrimonio a empleados	17.500	0	0	0	0	0	17.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	17.500	0	0	0	0	0	17.500
401	07	05	00	Ayudas por defunción a empleados	17.500	0	0	0	0	0	17.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	43.750	0	0	0	0	0	43.750
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.515.938	0	0	0	0	0	4.515.938
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	12.180.000	0	0	0	0	0	12.180.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	140.000	0	0	0	0	0	140.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 010001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	10	00	Dotación de uniformes a empleados	1.572.404	0	0	0	0	0	1.572.404
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	194.250	0	0	0	0	0	194.250
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	166.950	0	0	0	0	0	166.950
401	07	17	00	Capacitación y adiestramiento a obreros	90.417	0	0	0	0	0	90.417
401	07	18	00	Becas a obreros	306.250	0	0	0	0	0	306.250
401	07	19	00	Ayudas por matrimonio de obreros	14.583	0	0	0	0	0	14.583
401	07	20	00	Ayudas por nacimiento de hijos de obreros	7.292	0	0	0	0	0	7.292
401	07	21	00	Ayudas por defunción a obreros	14.583	0	0	0	0	0	14.583
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	29.167	0	0	0	0	0	29.167
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.801.765	0	0	0	0	0	1.801.765
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	8.122.343	0	0	0	0	0	8.122.343
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	72.917	0	0	0	0	0	72.917
401	07	26	00	Dotación de uniformes a obreros	1.321.775	0	0	0	0	0	1.321.775
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	145.833	0	0	0	0	0	145.833
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	84.583	0	0	0	0	0	84.583
401	07	33	00	Asistencia socio-económica al personal contratado	6.875.000	0	0	0	0	0	6.875.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	65.625	0	0	0	0	0	65.625
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	11.550	0	0	0	0	0	11.550
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.625	0	0	0	0	0	2.625
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	11.550	0	0	0	0	0	11.550
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	21.000	0	0	0	0	0	21.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	523.040	0	0	0	0	0	523.040
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	4.857.125	0	0	0	0	0	4.857.125
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	3.655.000	0	0	0	0	0	3.655.000
401	07	96	00	Otras subvenciones a empleados	1.816.667	0	0	0	0	0	1.816.667
401	07	97	00	Otras subvenciones a obreros	1.163.678	0	0	0	0	0	1.163.678
401	08	00	00	Prestaciones sociales e indemnizaciones	14.371.567	0	0	0	0	0	14.371.567

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 010001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	8.516.582	0	0	0	0	0	8.516.582
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.397.935	0	0	0	0	0	3.397.935
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.502.699	0	0	0	0	0	1.502.699
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	954.351	0	0	0	0	0	954.351
403	**00**	**00**	**00**	**Servicios no personales**	**650.445**	**0**	**0**	**0**	**0**	**0**	**650.445**
403	10	00	00	Servicios profesionales y técnicos	175.000	0	0	0	0	0	175.000
403	10	07	00	Servicios de capacitación y adiestramiento	175.000	0	0	0	0	0	175.000
403	18	00	00	Impuestos indirectos	250.867	0	0	0	0	0	250.867
403	18	01	00	Impuesto al valor agregado	250.867	0	0	0	0	0	250.867
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	224.578	0	0	0	0	0	224.578
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	224.578	0	0	0	0	0	224.578
				Totales	**179.821.345**	**0**	**0**	**0**	**0**	**0**	**179.821.345**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**23.670.003**	**0**	**0**	**0**	**0**	**0**	**23.670.003**
402	01	00	00	Productos alimenticios y agropecuarios	3.955.003	0	0	0	0	0	3.955.003
402	01	01	00	Alimentos y bebidas para personas	3.752.003	0	0	0	0	0	3.752.003
402	01	02	00	Alimentos para animales	200.000	0	0	0	0	0	200.000
402	01	03	00	Productos agrícolas y pecuarios	3.000	0	0	0	0	0	3.000
402	02	00	00	Productos de minas, canteras y yacimientos	50.000	0	0	0	0	0	50.000
402	02	05	00	Piedra, arcilla, arena y tierra	50.000	0	0	0	0	0	50.000
402	03	00	00	Textiles y vestuarios	220.000	0	0	0	0	0	220.000
402	03	01	00	Textiles	110.000	0	0	0	0	0	110.000
402	03	02	00	Prendas de vestir	110.000	0	0	0	0	0	110.000
402	04	00	00	Productos de cuero y caucho	200.000	0	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	200.000	0	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	8.054.346	0	0	0	0	0	8.054.346
402	05	01	00	Pulpa de madera, papel y cartón	1.100.000	0	0	0	0	0	1.100.000
402	05	02	00	Envases y cajas de papel y cartón	1.000.000	0	0	0	0	0	1.000.000
402	05	03	00	Productos de papel y cartón para oficina	3.864.346	0	0	0	0	0	3.864.346
402	05	04	00	Libros, revistas y periódicos	110.000	0	0	0	0	0	110.000
402	05	06	00	Productos de papel y cartón para computación	600.000	0	0	0	0	0	600.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.330.000	0	0	0	0	0	1.330.000
402	05	99	00	Otros productos de pulpa, papel y cartón	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	6.894.500	0	0	0	0	0	6.894.500
402	06	02	00	Abonos, plaguicidas y otros	50.000	0	0	0	0	0	50.000
402	06	03	00	Tintas, pinturas y colorantes	6.304.500	0	0	0	0	0	6.304.500
402	06	04	00	Productos farmacéuticos y medicamentos	180.000	0	0	0	0	0	180.000
402	06	06	00	Combustibles y lubricantes	20.000	0	0	0	0	0	20.000
402	06	08	00	Productos plásticos	340.000	0	0	0	0	0	340.000
402	07	00	00	Productos minerales no metálicos	34.500	0	0	0	0	0	34.500
402	07	02	00	Vidrios y productos de vidrio	26.500	0	0	0	0	0	26.500
402	07	04	00	Cemento, cal y yeso	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	50.000	0	0	0	0	0	50.000
402	08	03	00	Herramientas menores, cuchilleria y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	08	04	00	Productos metálicos estructurales	5.000	0	0	0	0	0	5.000
402	08	07	00	Material de señalamiento	5.000	0	0	0	0	0	5.000

ÓRGANO: ASAMBLEA NACIONAL **ACCIÓN CENTRALIZADA:** 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	10.000	0	0	0	0	0	10.000
402	08	99	00	Otros productos metálicos	20.000	0	0	0	0	0	20.000
402	09	00	00	Productos de madera	223.000	0	0	0	0	0	223.000
402	09	01	00	Productos primarios de madera	223.000	0	0	0	0	0	223.000
402	10	00	00	Productos varios y útiles diversos	3.843.654	0	0	0	0	0	3.843.654
402	10	01	00	Artículos de deporte, recreación y juguetes	120.000	0	0	0	0	0	120.000
402	10	02	00	Materiales y útiles de limpieza y aseo	500.000	0	0	0	0	0	500.000
402	10	03	00	Utensilios de cocina y comedor	75.000	0	0	0	0	0	75.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	25.000	0	0	0	0	0	25.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.415.000	0	0	0	0	0	1.415.000
402	10	06	00	Condecoraciones, ofrendas y similares	138.000	0	0	0	0	0	138.000
402	10	07	00	Productos de seguridad en el trabajo	150.000	0	0	0	0	0	150.000
402	10	08	00	Materiales para equipos de computación	615.000	0	0	0	0	0	615.000
402	10	11	00	Materiales eléctricos	568.332	0	0	0	0	0	568.332
402	10	12	00	Materiales para instalaciones sanitarias	26.000	0	0	0	0	0	26.000
402	10	13	00	Materiales fotográficos	15.000	0	0	0	0	0	15.000
402	10	99	00	Otros productos y útiles diversos	196.322	0	0	0	0	0	196.322
402	99	00	00	Otros materiales y suministros	145.000	0	0	0	0	0	145.000
402	99	01	00	Otros materiales y suministros	145.000	0	0	0	0	0	145.000
403	**00**	**00**	**00**	**Servicios no personales**	**23.877.757**	**0**	**0**	**0**	**0**	**0**	**23.877.757**
403	01	00	00	Alquileres de inmuebles	100.000	0	0	0	0	0	100.000
403	01	01	00	Alquileres de edificios y locales	100.000	0	0	0	0	0	100.000
403	02	00	00	Alquileres de maquinaria y equipos	310.000	0	0	0	0	0	310.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	100.000	0	0	0	0	0	100.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	80.000	0	0	0	0	0	80.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
403	02	99	00	Alquileres de otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	04	00	00	Servicios básicos	7.680.000	0	0	0	0	0	7.680.000
403	04	01	00	Electricidad	645.000	0	0	0	0	0	645.000
403	04	02	00	Gas	5.000	0	0	0	0	0	5.000
403	04	03	00	Agua	60.000	0	0	0	0	0	60.000
403	04	04	00	Teléfonos	6.500.000	0	0	0	0	0	6.500.000
403	04	05	00	Servicio de comunicaciones	40.000	0	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	06	00	Servicio de aseo urbano y domiciliario	50.000	0	0	0	0	0	50.000
403	04	07	00	Servicio de condominio	380.000	0	0	0	0	0	380.000
403	06	00	00	Servicios de transporte y almacenaje	30.000	0	0	0	0	0	30.000
403	06	01	00	Fletes y embalajes	30.000	0	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.314.875	0	0	0	0	0	1.314.875
403	07	01	00	Publicidad y propaganda	40.000	0	0	0	0	0	40.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	07	03	00	Relaciones sociales	1.074.875	0	0	0	0	0	1.074.875
403	07	04	00	Avisos	50.000	0	0	0	0	0	50.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.314.000	0	0	0	0	0	6.314.000
403	08	01	00	Primas y gastos de seguros	6.250.000	0	0	0	0	0	6.250.000
403	08	02	00	Comisiones y gastos bancarios	64.000	0	0	0	0	0	64.000
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	0	500.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	0	300.000
403	09	02	00	Viáticos y pasajes fuera del país	200.000	0	0	0	0	0	200.000
403	10	00	00	Servicios profesionales y técnicos	95.000	0	0	0	0	0	95.000
403	10	06	00	Servicios de veterinaria	25.000	0	0	0	0	0	25.000
403	10	99	00	Otros servicios profesionales y técnicos	70.000	0	0	0	0	0	70.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	535.404	0	0	0	0	0	535.404
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	285.404	0	0	0	0	0	285.404
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	250.000	0	0	0	0	0	250.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.732.500	0	0	0	0	0	1.732.500
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.732.500	0	0	0	0	0	1.732.500
403	18	00	00	Impuestos indirectos	4.795.978	0	0	0	0	0	4.795.978
403	18	01	00	Impuesto al valor agregado	4.795.978	0	0	0	0	0	4.795.978
403	99	00	00	Otros servicios no personales	470.000	0	0	0	0	0	470.000
403	99	01	00	Otros servicios no personales	470.000	0	0	0	0	0	470.000
404	**00**	**00**	**00**	**Activos reales**	**2.803.075**	**0**	**0**	**0**	**0**	**0**	**2.803.075**
404	01	00	00	Repuestos y reparaciones mayores	190.000	0	0	0	0	0	190.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	190.000	0	0	0	0	0	190.000
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	80.000	0	0	0	0	0	80.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	110.000	0	0	0	0	0	110.000

ÓRGANO: ASAMBLEA NACIONAL **ACCIÓN CENTRALIZADA:** 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	15.000	0	0	0	0	0	15.000
404	05	01	00	Equipos de telecomunicaciones	15.000	0	0	0	0	0	15.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.378.075	0	0	0	0	0	2.378.075
404	09	01	00	Mobiliario y equipos de oficina	1.325.000	0	0	0	0	0	1.325.000
404	09	02	00	Equipos de computación	200.000	0	0	0	0	0	200.000
404	09	03	00	Mobiliario y equipos de alojamiento	728.075	0	0	0	0	0	728.075
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	125.000	0	0	0	0	0	125.000
404	99	00	00	Otros activos reales	110.000	0	0	0	0	0	110.000
404	99	01	00	Otros activos reales	110.000	0	0	0	0	0	110.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.045.000**	**0**	**0**	**0**	**0**	**0**	**3.045.000**
407	01	00	00	Transferencias y donaciones corrientes internas	3.045.000	0	0	0	0	0	3.045.000
407	01	01	00	Transferencias corrientes internas al sector privado	3.045.000	0	0	0	0	0	3.045.000
407	01	01	47	Sobrevivientes por enfermedad común	3.045.000	0	0	0	0	0	3.045.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.450.000**	**0**	**0**	**0**	**0**	**0**	**2.450.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.450.000	0	0	0	0	0	2.450.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	2.450.000	0	0	0	0	0	2.450.000
				Totales	**55.845.835**	**0**	**0**	**0**	**0**	**0**	**55.845.835**

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ÓRGANO: ASAMBLEA NACIONAL **ACCIÓN CENTRALIZADA:** 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 010002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**23.670.003**	**0**	**0**	**0**	**0**	**0**	**23.670.003**
402	01	00	00	Productos alimenticios y agropecuarios	3.955.003	0	0	0	0	0	3.955.003
402	01	01	00	Alimentos y bebidas para personas	3.752.003	0	0	0	0	0	3.752.003
402	01	02	00	Alimentos para animales	200.000	0	0	0	0	0	200.000
402	01	03	00	Productos agrícolas y pecuarios	3.000	0	0	0	0	0	3.000
402	02	00	00	Productos de minas, canteras y yacimientos	50.000	0	0	0	0	0	50.000
402	02	05	00	Piedra, arcilla, arena y tierra	50.000	0	0	0	0	0	50.000
402	03	00	00	Textiles y vestuarios	220.000	0	0	0	0	0	220.000
402	03	01	00	Textiles	110.000	0	0	0	0	0	110.000
402	03	02	00	Prendas de vestir	110.000	0	0	0	0	0	110.000
402	04	00	00	Productos de cuero y caucho	200.000	0	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	200.000	0	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	8.054.346	0	0	0	0	0	8.054.346
402	05	01	00	Pulpa de madera, papel y cartón	1.100.000	0	0	0	0	0	1.100.000
402	05	02	00	Envases y cajas de papel y cartón	1.000.000	0	0	0	0	0	1.000.000
402	05	03	00	Productos de papel y cartón para oficina	3.864.346	0	0	0	0	0	3.864.346
402	05	04	00	Libros, revistas y periódicos	110.000	0	0	0	0	0	110.000
402	05	06	00	Productos de papel y cartón para computación	600.000	0	0	0	0	0	600.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.330.000	0	0	0	0	0	1.330.000
402	05	99	00	Otros productos de pulpa, papel y cartón	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	6.894.500	0	0	0	0	0	6.894.500
402	06	02	00	Abonos, plaguicidas y otros	50.000	0	0	0	0	0	50.000
402	06	03	00	Tintas, pinturas y colorantes	6.304.500	0	0	0	0	0	6.304.500
402	06	04	00	Productos farmacéuticos y medicamentos	180.000	0	0	0	0	0	180.000
402	06	06	00	Combustibles y lubricantes	20.000	0	0	0	0	0	20.000
402	06	08	00	Productos plásticos	340.000	0	0	0	0	0	340.000
402	07	00	00	Productos minerales no metálicos	34.500	0	0	0	0	0	34.500
402	07	02	00	Vidrios y productos de vidrio	26.500	0	0	0	0	0	26.500

ÓRGANO: ASAMBLEA NACIONAL **ACCIÓN CENTRALIZADA:** 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 010002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	04	00	Cemento, cal y yeso	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	50.000	0	0	0	0	0	50.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	08	04	00	Productos metálicos estructurales	5.000	0	0	0	0	0	5.000
402	08	07	00	Material de señalamiento	5.000	0	0	0	0	0	5.000
402	08	10	00	Repuestos y accesorios para otros equipos	10.000	0	0	0	0	0	10.000
402	08	99	00	Otros productos metálicos	20.000	0	0	0	0	0	20.000
402	09	00	00	Productos de madera	223.000	0	0	0	0	0	223.000
402	09	01	00	Productos primarios de madera	223.000	0	0	0	0	0	223.000
402	10	00	00	Productos varios y útiles diversos	3.843.654	0	0	0	0	0	3.843.654
402	10	01	00	Artículos de deporte, recreación y juguetes	120.000	0	0	0	0	0	120.000
402	10	02	00	Materiales y útiles de limpieza y aseo	500.000	0	0	0	0	0	500.000
402	10	03	00	Utensilios de cocina y comedor	75.000	0	0	0	0	0	75.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	25.000	0	0	0	0	0	25.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.415.000	0	0	0	0	0	1.415.000
402	10	06	00	Condecoraciones, ofrendas y similares	138.000	0	0	0	0	0	138.000
402	10	07	00	Productos de seguridad en el trabajo	150.000	0	0	0	0	0	150.000
402	10	08	00	Materiales para equipos de computación	615.000	0	0	0	0	0	615.000
402	10	11	00	Materiales eléctricos	568.332	0	0	0	0	0	568.332
402	10	12	00	Materiales para instalaciones sanitarias	26.000	0	0	0	0	0	26.000
402	10	13	00	Materiales fotográficos	15.000	0	0	0	0	0	15.000
402	10	99	00	Otros productos y útiles diversos	196.322	0	0	0	0	0	196.322
402	99	00	00	Otros materiales y suministros	145.000	0	0	0	0	0	145.000
402	99	01	00	Otros materiales y suministros	145.000	0	0	0	0	0	145.000
403	**00**	**00**	**00**	**Servicios no personales**	**23.877.757**	**0**	**0**	**0**	**0**	**0**	**23.877.757**
403	01	00	00	Alquileres de inmuebles	100.000	0	0	0	0	0	100.000
403	01	01	00	Alquileres de edificios y locales	100.000	0	0	0	0	0	100.000
403	02	00	00	Alquileres de maquinaria y equipos	310.000	0	0	0	0	0	310.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 010002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	100.000	0	0	0	0	0	100.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	80.000	0	0	0	0	0	80.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
403	02	99	00	Alquileres de otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	04	00	00	Servicios básicos	7.680.000	0	0	0	0	0	7.680.000
403	04	01	00	Electricidad	645.000	0	0	0	0	0	645.000
403	04	02	00	Gas	5.000	0	0	0	0	0	5.000
403	04	03	00	Agua	60.000	0	0	0	0	0	60.000
403	04	04	00	Teléfonos	6.500.000	0	0	0	0	0	6.500.000
403	04	05	00	Servicio de comunicaciones	40.000	0	0	0	0	0	40.000
403	04	06	00	Servicio de aseo urbano y domiciliario	50.000	0	0	0	0	0	50.000
403	04	07	00	Servicio de condominio	380.000	0	0	0	0	0	380.000
403	06	00	00	Servicios de transporte y almacenaje	30.000	0	0	0	0	0	30.000
403	06	01	00	Fletes y embalajes	30.000	0	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.314.875	0	0	0	0	0	1.314.875
403	07	01	00	Publicidad y propaganda	40.000	0	0	0	0	0	40.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	07	03	00	Relaciones sociales	1.074.875	0	0	0	0	0	1.074.875
403	07	04	00	Avisos	50.000	0	0	0	0	0	50.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.314.000	0	0	0	0	0	6.314.000
403	08	01	00	Primas y gastos de seguros	6.250.000	0	0	0	0	0	6.250.000
403	08	02	00	Comisiones y gastos bancarios	64.000	0	0	0	0	0	64.000
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	0	500.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	0	300.000
403	09	02	00	Viáticos y pasajes fuera del país	200.000	0	0	0	0	0	200.000
403	10	00	00	Servicios profesionales y técnicos	95.000	0	0	0	0	0	95.000
403	10	06	00	Servicios de veterinaria	25.000	0	0	0	0	0	25.000
403	10	99	00	Otros servicios profesionales y técnicos	70.000	0	0	0	0	0	70.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 010002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	535.404	0	0	0	0	0	535.404
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	285.404	0	0	0	0	0	285.404
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	250.000	0	0	0	0	0	250.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.732.500	0	0	0	0	0	1.732.500
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.732.500	0	0	0	0	0	1.732.500
403	18	00	00	Impuestos indirectos	4.795.978	0	0	0	0	0	4.795.978
403	18	01	00	Impuesto al valor agregado	4.795.978	0	0	0	0	0	4.795.978
403	99	00	00	Otros servicios no personales	470.000	0	0	0	0	0	470.000
403	99	01	00	Otros servicios no personales	470.000	0	0	0	0	0	470.000
404	**00**	**00**	**00**	**Activos reales**	**2.803.075**	**0**	**0**	**0**	**0**	**0**	**2.803.075**
404	01	00	00	Repuestos y reparaciones mayores	190.000	0	0	0	0	0	190.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	190.000	0	0	0	0	0	190.000
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	80.000	0	0	0	0	0	80.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	110.000	0	0	0	0	0	110.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	15.000	0	0	0	0	0	15.000
404	05	01	00	Equipos de telecomunicaciones	15.000	0	0	0	0	0	15.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.378.075	0	0	0	0	0	2.378.075
404	09	01	00	Mobiliario y equipos de oficina	1.325.000	0	0	0	0	0	1.325.000
404	09	02	00	Equipos de computación	200.000	0	0	0	0	0	200.000
404	09	03	00	Mobiliario y equipos de alojamiento	728.075	0	0	0	0	0	728.075
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	125.000	0	0	0	0	0	125.000
404	99	00	00	Otros activos reales	110.000	0	0	0	0	0	110.000
404	99	01	00	Otros activos reales	110.000	0	0	0	0	0	110.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 010002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.045.000**	**0**	**0**	**0**	**0**	**0**	**3.045.000**
407	01	00	00	Transferencias y donaciones corrientes internas	3.045.000	0	0	0	0	0	3.045.000
407	01	01	00	Transferencias corrientes internas al sector privado	3.045.000	0	0	0	0	0	3.045.000
407	01	01	47	Sobrevivientes por enfermedad común	3.045.000	0	0	0	0	0	3.045.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.450.000**	**0**	**0**	**0**	**0**	**0**	**2.450.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.450.000	0	0	0	0	0	2.450.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	2.450.000	0	0	0	0	0	2.450.000
				Totales	**55.845.835**	**0**	**0**	**0**	**0**	**0**	**55.845.835**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**146.443.950**	**0**	**0**	**0**	**0**	**0**	**146.443.950**
407	01	00	00	Transferencias y donaciones corrientes internas	146.443.950	0	0	0	0	0	146.443.950
407	01	01	00	Transferencias corrientes internas al sector privado	146.443.950	0	0	0	0	0	146.443.950
407	01	01	01	Pensiones del personal empleado, obrero y militar	7.246.991	0	0	0	0	0	7.246.991
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	41.666.669	0	0	0	0	0	41.666.669
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	3.916.514	0	0	0	0	0	3.916.514
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	858.697	0	0	0	0	0	858.697
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	10.062.934	0	0	0	0	0	10.062.934
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.695.833	0	0	0	0	0	5.695.833
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	18.827.229	0	0	0	0	0	18.827.229
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.421.178	0	0	0	0	0	6.421.178
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	34.056.238	0	0	0	0	0	34.056.238
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	17.691.667	0	0	0	0	0	17.691.667
				Totales	**146.443.950**	**0**	**0**	**0**	**0**	**0**	**146.443.950**

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 010003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**146.443.950**	**0**	**0**	**0**	**0**	**0**	**146.443.950**
407	01	00	00	Transferencias y donaciones corrientes internas	146.443.950	0	0	0	0	0	146.443.950
407	01	01	00	Transferencias corrientes internas al sector privado	146.443.950	0	0	0	0	0	146.443.950
407	01	01	01	Pensiones del personal empleado, obrero y militar	7.246.991	0	0	0	0	0	7.246.991
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	41.666.669	0	0	0	0	0	41.666.669
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	3.916.514	0	0	0	0	0	3.916.514
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	858.697	0	0	0	0	0	858.697
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	10.062.934	0	0	0	0	0	10.062.934
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.695.833	0	0	0	0	0	5.695.833
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	18.827.229	0	0	0	0	0	18.827.229
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.421.178	0	0	0	0	0	6.421.178
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	34.056.238	0	0	0	0	0	34.056.238
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	17.691.667	0	0	0	0	0	17.691.667
				Totales	**146.443.950**	**0**	**0**	**0**	**0**	**0**	**146.443.950**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.080.869**	**0**	**0**	**0**	**0**	**0**	**1.080.869**
407	01	00	00	Transferencias y donaciones corrientes internas	1.080.869	0	0	0	0	0	1.080.869
407	01	02	00	Donaciones corrientes internas al sector privado	1.080.869	0	0	0	0	0	1.080.869
407	01	02	01	Donaciones corrientes a personas	1.080.869	0	0	0	0	0	1.080.869
				Totales	**1.080.869**	**0**	**0**	**0**	**0**	**0**	**1.080.869**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 010007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.080.869**	**0**	**0**	**0**	**0**	**0**	**1.080.869**
407	01	00	00	Transferencias y donaciones corrientes internas	1.080.869	0	0	0	0	0	1.080.869
407	01	02	00	Donaciones corrientes internas al sector privado	1.080.869	0	0	0	0	0	1.080.869
407	01	02	01	Donaciones corrientes a personas	1.080.869	0	0	0	0	0	1.080.869
				Totales	**1.080.869**	**0**	**0**	**0**	**0**	**0**	**1.080.869**

02

Contraloría General de la República

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**145.230.621**	**0**	**0**	**0**	**0**	**0**	**145.230.621**
401	01	00	00	Sueldos, salarios y otras retribuciones	57.200.447	0	0	0	0	0	57.200.447
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	45.692.435	0	0	0	0	0	45.692.435
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	70.098	0	0	0	0	0	70.098
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.643.004	0	0	0	0	0	1.643.004
401	01	18	00	Remuneraciones al personal contratado	1.286.268	0	0	0	0	0	1.286.268
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	242.053	0	0	0	0	0	242.053
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	294.768	0	0	0	0	0	294.768
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	245.640	0	0	0	0	0	245.640
401	01	99	00	Otras retribuciones	7.726.181	0	0	0	0	0	7.726.181
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.929.724	0	0	0	0	0	5.929.724
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.774.108	0	0	0	0	0	5.774.108
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	155.616	0	0	0	0	0	155.616
401	03	00	00	Primas	17.363.846	0	0	0	0	0	17.363.846
401	03	04	00	Primas por hijos a empleados	907.200	0	0	0	0	0	907.200
401	03	08	00	Primas de profesionalización a empleados	2.985.600	0	0	0	0	0	2.985.600
401	03	09	00	Primas por antigüedad a empleados	9.975.394	0	0	0	0	0	9.975.394
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.558.167	0	0	0	0	0	2.558.167
401	03	19	00	Primas por hijos de obreros	115.200	0	0	0	0	0	115.200
401	03	21	00	Primas por antigüedad a obreros	340.285	0	0	0	0	0	340.285
401	03	31	00	Primas por riesgo al personal militar y de seguridad	100.000	0	0	0	0	0	100.000
401	03	97	00	Otras primas a empleados	382.000	0	0	0	0	0	382.000
401	04	00	00	Complementos de sueldos y salarios	17.164.827	0	0	0	0	0	17.164.827
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.317.000	0	0	0	0	0	1.317.000
401	04	02	00	Complemento a empleados por trabajo nocturno	303.000	0	0	0	0	0	303.000
401	04	08	00	Bono compensatorio de alimentación a empleados	13.582.800	0	0	0	0	0	13.582.800
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	531.780	0	0	0	0	0	531.780
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	17.952	0	0	0	0	0	17.952
401	04	16	00	Complemento a obreros por gastos de alimentación	46.095	0	0	0	0	0	46.095
401	04	18	00	Bono compensatorio de alimentación a obreros	930.600	0	0	0	0	0	930.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	396.000	0	0	0	0	0	396.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	19.800	0	0	0	0	0	19.800
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.800	0	0	0	0	0	19.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.305.434	0	0	0	0	0	8.305.434
401	05	03	00	Bono vacacional a empleados	7.258.901	0	0	0	0	0	7.258.901
401	05	06	00	Bono vacacional a obreros	238.370	0	0	0	0	0	238.370
401	05	08	00	Bono vacacional al personal contratado	730.082	0	0	0	0	0	730.082
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	42.590	0	0	0	0	0	42.590
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	35.491	0	0	0	0	0	35.491
401	06	00	00	Aportes patronales y legales	7.544.415	0	0	0	0	0	7.544.415
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.014.239	0	0	0	0	0	5.014.239
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.182.897	0	0	0	0	0	1.182.897
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.035.734	0	0	0	0	0	1.035.734
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	170.623	0	0	0	0	0	170.623
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	41.509	0	0	0	0	0	41.509
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	35.973	0	0	0	0	0	35.973
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	33.170	0	0	0	0	0	33.170
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	14.054	0	0	0	0	0	14.054
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	8.845	0	0	0	0	0	8.845
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	7.371	0	0	0	0	0	7.371
401	07	00	00	Asistencia socio-económica	13.608.253	0	0	0	0	0	13.608.253
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.072.007	0	0	0	0	0	8.072.007
401	07	10	00	Dotación de uniformes a empleados	2.000.000	0	0	0	0	0	2.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	147.456	0	0	0	0	0	147.456
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.700.000	0	0	0	0	0	1.700.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	257.008	0	0	0	0	0	257.008
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	300.000	0	0	0	0	0	300.000
401	07	26	00	Dotación de uniformes a obreros	600.000	0	0	0	0	0	600.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	147.456	0	0	0	0	0	147.456
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	45.996	0	0	0	0	0	45.996
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	38.330	0	0	0	0	0	38.330
401	08	00	00	Prestaciones sociales e indemnizaciones	18.113.675	0	0	0	0	0	18.113.675
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	17.002.147	0	0	0	0	0	17.002.147
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	605.650	0	0	0	0	0	605.650
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	174.008	0	0	0	0	0	174.008
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	181.021	0	0	0	0	0	181.021
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	150.849	0	0	0	0	0	150.849
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.403.530**	**0**	**0**	**0**	**0**	**0**	**9.403.530**
402	01	00	00	Productos alimenticios y agropecuarios	510.380	0	0	0	0	0	510.380
402	01	01	00	Alimentos y bebidas para personas	497.000	0	0	0	0	0	497.000
402	01	02	00	Alimentos para animales	2.600	0	0	0	0	0	2.600
402	01	03	00	Productos agrícolas y pecuarios	10.780	0	0	0	0	0	10.780
402	02	00	00	Productos de minas, canteras y yacimientos	23.200	0	0	0	0	0	23.200
402	02	05	00	Piedra, arcilla, arena y tierra	10.000	0	0	0	0	0	10.000
402	02	99	00	Otros productos de minas, canteras y yacimientos	13.200	0	0	0	0	0	13.200
402	03	00	00	Textiles y vestuarios	1.165.490	0	0	0	0	0	1.165.490
402	03	01	00	Textiles	206.800	0	0	0	0	0	206.800
402	03	02	00	Prendas de vestir	837.200	0	0	0	0	0	837.200
402	03	03	00	Calzados	95.090	0	0	0	0	0	95.090
402	03	99	00	Otros productos textiles y vestuarios	26.400	0	0	0	0	0	26.400
402	04	00	00	Productos de cuero y caucho	91.340	0	0	0	0	0	91.340
402	04	02	00	Productos de cuero y sucedáneos del cuero	29.040	0	0	0	0	0	29.040
402	04	03	00	Cauchos y tripas para vehículos	49.100	0	0	0	0	0	49.100
402	04	99	00	Otros productos de cuero y caucho	13.200	0	0	0	0	0	13.200
402	05	00	00	Productos de papel, cartón e impresos	1.885.600	0	0	0	0	0	1.885.600
402	05	01	00	Pulpa de madera, papel y cartón	686.000	0	0	0	0	0	686.000
402	05	02	00	Envases y cajas de papel y cartón	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	650.000	0	0	0	0	0	650.000
402	05	04	00	Libros, revistas y periódicos	264.000	0	0	0	0	0	264.000
402	05	05	00	Material de enseñanza	8.670	0	0	0	0	0	8.670

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	06	00	Productos de papel y cartón para computación	37.290	0	0	0	0	0	37.290
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	136.170	0	0	0	0	0	136.170
402	05	99	00	Otros productos de pulpa, papel y cartón	3.470	0	0	0	0	0	3.470
402	06	00	00	Productos químicos y derivados	1.062.930	0	0	0	0	0	1.062.930
402	06	01	00	Sustancias químicas y de uso industrial	10.560	0	0	0	0	0	10.560
402	06	02	00	Abonos, plaguicidas y otros	79.200	0	0	0	0	0	79.200
402	06	03	00	Tintas, pinturas y colorantes	190.410	0	0	0	0	0	190.410
402	06	04	00	Productos farmacéuticos y medicamentos	334.500	0	0	0	0	0	334.500
402	06	05	00	Productos de tocador	51.100	0	0	0	0	0	51.100
402	06	06	00	Combustibles y lubricantes	50.160	0	0	0	0	0	50.160
402	06	08	00	Productos plásticos	291.530	0	0	0	0	0	291.530
402	06	09	00	Mezclas explosivas	27.720	0	0	0	0	0	27.720
402	06	99	00	Otros productos de la industria química y conexos	27.750	0	0	0	0	0	27.750
402	07	00	00	Productos minerales no metálicos	371.820	0	0	0	0	0	371.820
402	07	01	00	Productos de barro, loza y porcelana	61.600	0	0	0	0	0	61.600
402	07	02	00	Vidrios y productos de vidrio	10.220	0	0	0	0	0	10.220
402	07	03	00	Productos de arcilla para construcción	100.000	0	0	0	0	0	100.000
402	07	04	00	Cemento, cal y yeso	100.000	0	0	0	0	0	100.000
402	07	99	00	Otros productos minerales no metálicos	100.000	0	0	0	0	0	100.000
402	08	00	00	Productos metálicos	883.940	0	0	0	0	0	883.940
402	08	01	00	Productos primarios de hierro y acero	45.280	0	0	0	0	0	45.280
402	08	02	00	Productos de metales no ferrosos	54.560	0	0	0	0	0	54.560
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	41.540	0	0	0	0	0	41.540
402	08	04	00	Productos metálicos estructurales	52.800	0	0	0	0	0	52.800
402	08	05	00	Materiales de orden público, seguridad y defensa	73.920	0	0	0	0	0	73.920
402	08	07	00	Material de señalamiento	121.260	0	0	0	0	0	121.260
402	08	09	00	Repuestos y accesorios para equipos de transporte	220.000	0	0	0	0	0	220.000
402	08	10	00	Repuestos y accesorios para otros equipos	201.880	0	0	0	0	0	201.880
402	08	99	00	Otros productos metálicos	72.700	0	0	0	0	0	72.700
402	09	00	00	Productos de madera	34.790	0	0	0	0	0	34.790
402	09	01	00	Productos primarios de madera	8.720	0	0	0	0	0	8.720

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	02	00	Muebles y accesorios de madera para edificaciones	11.090	0	0	0	0	0	11.090
402	09	99	00	Otros productos de madera	14.980	0	0	0	0	0	14.980
402	10	00	00	Productos varios y útiles diversos	3.115.240	0	0	0	0	0	3.115.240
402	10	01	00	Artículos de deporte, recreación y juguetes	55.500	0	0	0	0	0	55.500
402	10	02	00	Materiales y útiles de limpieza y aseo	344.970	0	0	0	0	0	344.970
402	10	03	00	Utensilios de cocina y comedor	40.860	0	0	0	0	0	40.860
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	53.850	0	0	0	0	0	53.850
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	396.570	0	0	0	0	0	396.570
402	10	06	00	Condecoraciones, ofrendas y similares	77.940	0	0	0	0	0	77.940
402	10	07	00	Productos de seguridad en el trabajo	203.840	0	0	0	0	0	203.840
402	10	08	00	Materiales para equipos de computación	1.200.000	0	0	0	0	0	1.200.000
402	10	09	00	Especies timbradas y valores	360	0	0	0	0	0	360
402	10	11	00	Materiales eléctricos	414.430	0	0	0	0	0	414.430
402	10	12	00	Materiales para instalaciones sanitarias	128.000	0	0	0	0	0	128.000
402	10	13	00	Materiales fotográficos	8.710	0	0	0	0	0	8.710
402	10	99	00	Otros productos y útiles diversos	190.210	0	0	0	0	0	190.210
402	99	00	00	Otros materiales y suministros	258.800	0	0	0	0	0	258.800
402	99	01	00	Otros materiales y suministros	258.800	0	0	0	0	0	258.800
403	**00**	**00**	**00**	**Servicios no personales**	**42.428.826**	**0**	**0**	**0**	**0**	**0**	**42.428.826**
403	01	00	00	Alquileres de inmuebles	198.400	0	0	0	0	0	198.400
403	01	01	00	Alquileres de edificios y locales	6.400	0	0	0	0	0	6.400
403	01	02	00	Alquileres de instalaciones culturales y recreativas	192.000	0	0	0	0	0	192.000
403	02	00	00	Alquileres de maquinaria y equipos	1.681.840	0	0	0	0	0	1.681.840
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	126.100	0	0	0	0	0	126.100
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	27.300	0	0	0	0	0	27.300
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	1.300	0	0	0	0	0	1.300
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	2.990	0	0	0	0	0	2.990
403	02	99	00	Alquileres de otras maquinaria y equipos	1.524.150	0	0	0	0	0	1.524.150
403	03	00	00	Derechos sobre bienes intangibles	325.400	0	0	0	0	0	325.400
403	03	02	00	Derechos de autor	26.400	0	0	0	0	0	26.400
403	03	03	00	Paquetes y programas de computación	299.000	0	0	0	0	0	299.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	00	00	Servicios básicos	3.303.162	0	0	0	0	0	3.303.162
403	04	01	00	Electricidad	532.000	0	0	0	0	0	532.000
403	04	02	00	Gas	4.000	0	0	0	0	0	4.000
403	04	03	00	Agua	73.020	0	0	0	0	0	73.020
403	04	04	00	Teléfonos	820.000	0	0	0	0	0	820.000
403	04	05	00	Servicio de comunicaciones	1.594.142	0	0	0	0	0	1.594.142
403	04	06	00	Servicio de aseo urbano y domiciliario	80.000	0	0	0	0	0	80.000
403	04	07	00	Servicio de condominio	200.000	0	0	0	0	0	200.000
403	06	00	00	Servicios de transporte y almacenaje	288.470	0	0	0	0	0	288.470
403	06	01	00	Fletes y embalajes	78.520	0	0	0	0	0	78.520
403	06	03	00	Estacionamiento	1.250	0	0	0	0	0	1.250
403	06	04	00	Peaje	300	0	0	0	0	0	300
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	208.400	0	0	0	0	0	208.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.768.320	0	0	0	0	0	1.768.320
403	07	02	00	Imprenta y reproducción	1.251.900	0	0	0	0	0	1.251.900
403	07	03	00	Relaciones sociales	460.910	0	0	0	0	0	460.910
403	07	04	00	Avisos	55.510	0	0	0	0	0	55.510
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.060.000	0	0	0	0	0	2.060.000
403	08	01	00	Primas y gastos de seguros	2.000.000	0	0	0	0	0	2.000.000
403	08	02	00	Comisiones y gastos bancarios	60.000	0	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	3.548.620	0	0	0	0	0	3.548.620
403	09	01	00	Viáticos y pasajes dentro del país	2.701.210	0	0	0	0	0	2.701.210
403	09	02	00	Viáticos y pasajes fuera del país	845.000	0	0	0	0	0	845.000
403	09	03	00	Asignación por kilómetros recorridos	2.410	0	0	0	0	0	2.410
403	10	00	00	Servicios profesionales y técnicos	14.039.593	0	0	0	0	0	14.039.593
403	10	03	00	Servicios de procesamiento de datos	1.751.491	0	0	0	0	0	1.751.491
403	10	04	00	Servicios de ingeniería y arquitectónicos	10.280.776	0	0	0	0	0	10.280.776
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	26.000	0	0	0	0	0	26.000
403	10	06	00	Servicios de veterinaria	2.600	0	0	0	0	0	2.600
403	10	07	00	Servicios de capacitación y adiestramiento	627.456	0	0	0	0	0	627.456
403	10	09	00	Servicios de lavandería y tintorería	5.980	0	0	0	0	0	5.980

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	800.000	0	0	0	0	0	800.000
403	10	99	00	Otros servicios profesionales y técnicos	545.290	0	0	0	0	0	545.290
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.298.860	0	0	0	0	0	3.298.860
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.500.000	0	0	0	0	0	1.500.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	67.200	0	0	0	0	0	67.200
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	19.000	0	0	0	0	0	19.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	8.580	0	0	0	0	0	8.580
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.591.780	0	0	0	0	0	1.591.780
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	92.300	0	0	0	0	0	92.300
403	12	00	00	Conservación y reparaciones menores de obras	4.000.000	0	0	0	0	0	4.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.000.000	0	0	0	0	0	4.000.000
403	15	00	00	Servicios fiscales	14.790	0	0	0	0	0	14.790
403	15	01	00	Derechos de importación y servicios aduaneros	2.640	0	0	0	0	0	2.640
403	15	02	00	Tasas y otros derechos obligatorios	11.220	0	0	0	0	0	11.220
403	15	03	00	Asignación a agentes de especies fiscales	930	0	0	0	0	0	930
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.140.000	0	0	0	0	0	2.140.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.140.000	0	0	0	0	0	2.140.000
403	18	00	00	Impuestos indirectos	4.893.182	0	0	0	0	0	4.893.182
403	18	01	00	Impuesto al valor agregado	4.844.302	0	0	0	0	0	4.844.302
403	18	99	00	Otros impuestos indirectos	48.880	0	0	0	0	0	48.880
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	129.789	0	0	0	0	0	129.789
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	129.789	0	0	0	0	0	129.789
403	99	00	00	Otros servicios no personales	738.400	0	0	0	0	0	738.400
403	99	01	00	Otros servicios no personales	738.400	0	0	0	0	0	738.400
404	**00**	**00**	**00**	**Activos reales**	**20.269.438**	**0**	**0**	**0**	**0**	**0**	**20.269.438**
404	01	00	00	Repuestos y reparaciones mayores	1.534.518	0	0	0	0	0	1.534.518
404	01	01	00	Repuestos mayores	927.318	0	0	0	0	0	927.318
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	264.000	0	0	0	0	0	264.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	13.200	0	0	0	0	0	13.200
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	13.200	0	0	0	0	0	13.200
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	636.918	0	0	0	0	0	636.918
404	01	02	00	Reparaciones mayores de maquinaria y equipos	607.200	0	0	0	0	0	607.200
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	528.000	0	0	0	0	0	528.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	26.400	0	0	0	0	0	26.400
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	26.400	0	0	0	0	0	26.400
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	26.400	0	0	0	0	0	26.400
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	791.890	0	0	0	0	0	791.890
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	340	0	0	0	0	0	340
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	8.700	0	0	0	0	0	8.700
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	204.470	0	0	0	0	0	204.470
404	03	05	00	Maquinaria y equipos industriales y de taller	54.580	0	0	0	0	0	54.580
404	03	06	00	Maquinaria y equipos de energía	515.000	0	0	0	0	0	515.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	8.800	0	0	0	0	0	8.800
404	04	00	00	Equipos de transporte, tracción y elevación	4.029.040	0	0	0	0	0	4.029.040
404	04	01	00	Vehículos automotores terrestres	4.000.000	0	0	0	0	0	4.000.000
404	04	05	00	Vehículos de tracción no motorizados	2.640	0	0	0	0	0	2.640
404	04	99	00	Otros equipos de transporte, tracción y elevación	26.400	0	0	0	0	0	26.400
404	05	00	00	Equipos de comunicaciones y de señalamiento	959.200	0	0	0	0	0	959.200
404	05	01	00	Equipos de telecomunicaciones	830.000	0	0	0	0	0	830.000
404	05	02	00	Equipos de señalamiento	50.000	0	0	0	0	0	50.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	79.200	0	0	0	0	0	79.200
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	400.000	0	0	0	0	0	400.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	350.000	0	0	0	0	0	350.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	588.200	0	0	0	0	0	588.200
404	07	02	00	Equipos de enseñanza, deporte y recreación	422.120	0	0	0	0	0	422.120
404	07	03	00	Obras de arte	13.200	0	0	0	0	0	13.200
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	56.520	0	0	0	0	0	56.520
404	07	06	00	Instrumentos musicales y equipos de audio	89.300	0	0	0	0	0	89.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	7.060	0	0	0	0	0	7.060
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	369.000	0	0	0	0	0	369.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	250.000	0	0	0	0	0	250.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	119.000	0	0	0	0	0	119.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.554.043	0	0	0	0	0	10.554.043
404	09	01	00	Mobiliario y equipos de oficina	2.500.000	0	0	0	0	0	2.500.000
404	09	02	00	Equipos de computación	3.574.043	0	0	0	0	0	3.574.043
404	09	03	00	Mobiliario y equipos de alojamiento	4.330.000	0	0	0	0	0	4.330.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	150.000	0	0	0	0	0	150.000
404	12	00	00	Activos intangibles	943.547	0	0	0	0	0	943.547
404	12	02	00	Derechos de autor	2.640	0	0	0	0	0	2.640
404	12	04	00	Paquetes y programas de computación	648.907	0	0	0	0	0	648.907
404	12	99	00	Otros activos intangibles	292.000	0	0	0	0	0	292.000
404	99	00	00	Otros activos reales	100.000	0	0	0	0	0	100.000
404	99	01	00	Otros activos reales	100.000	0	0	0	0	0	100.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**185.567.585**	**0**	**0**	**0**	**0**	**0**	**185.567.585**
407	01	00	00	Transferencias y donaciones corrientes internas	185.507.585	0	0	0	0	0	185.507.585
407	01	01	00	Transferencias corrientes internas al sector privado	135.507.585	0	0	0	0	0	135.507.585
407	01	01	01	Pensiones del personal empleado, obrero y militar	9.564.480	0	0	0	0	0	9.564.480
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	103.429.173	0	0	0	0	0	103.429.173
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	290.513	0	0	0	0	0	290.513
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	713.510	0	0	0	0	0	713.510
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	12.308.211	0	0	0	0	0	12.308.211
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	9.126.698	0	0	0	0	0	9.126.698
407	01	01	73	Subsidios a instituciones benéficas privadas	60.000	0	0	0	0	0	60.000
407	01	01	76	Subsidios a entidades religiosas	15.000	0	0	0	0	0	15.000
407	01	03	00	Transferencias corrientes internas al sector público	50.000.000	0	0	0	0	0	50.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	50.000.000	0	0	0	0	0	50.000.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	60.000	0	0	0	0	0	60.000
407	02	01	00	Transferencias corrientes al exterior	60.000	0	0	0	0	0	60.000
407	02	01	04	Transferencias corrientes a organismos internacionales	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	**00**	**00**	**00**	**Disminución de pasivos**	**800.000**	**0**	**0**	**0**	**0**	**0**	**800.000**
411	11	00	00	Obligaciones de ejercicios anteriores	800.000	0	0	0	0	0	800.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	800.000	0	0	0	0	0	800.000
				Totales	**403.700.000**	**0**	**0**	**0**	**0**	**0**	**403.700.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118978 020026000 PROCEDIMIENTOS ESPECIALES

OBJETIVO DEL PROYECTO: INCREMENTAR LA CANTIDAD Y CALIDAD DE NUESTRAS ACCIONES FISCALES. CONTRIBUIR CON EL MEJORAMIENTO CONTINUO DE LA EFICACIA, EFECTIVIDAD Y TRANSPARENCIA DE LA ADMINISTRACIÓN PÚBLICA. MEJORAR LA PROPORCIÓN DE ACTUACIONES FISCALES EFECTIVAS, DERIVADAS DE ACTUACIONES DE CONTROL.

UNIDAD DE MEDIDA: ACTUACIÓN

META: 1.244

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**11.855.738**	**0**	**0**	**0**	**0**	**0**	**11.855.738**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.855.002	0	0	0	0	0	4.855.002
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.151.568	0	0	0	0	0	4.151.568
401	01	99	00	Otras retribuciones	703.434	0	0	0	0	0	703.434
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	527.304	0	0	0	0	0	527.304
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	527.304	0	0	0	0	0	527.304
401	03	00	00	Primas	1.521.190	0	0	0	0	0	1.521.190
401	03	04	00	Primas por hijos a empleados	79.200	0	0	0	0	0	79.200
401	03	08	00	Primas de profesionalización a empleados	277.200	0	0	0	0	0	277.200
401	03	09	00	Primas por antigüedad a empleados	986.974	0	0	0	0	0	986.974
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	177.816	0	0	0	0	0	177.816
401	04	00	00	Complementos de sueldos y salarios	1.207.800	0	0	0	0	0	1.207.800
401	04	08	00	Bono compensatorio de alimentación a empleados	1.207.800	0	0	0	0	0	1.207.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	689.078	0	0	0	0	0	689.078
401	05	03	00	Bono vacacional a empleados	689.078	0	0	0	0	0	689.078
401	06	00	00	Aportes patronales y legales	758.698	0	0	0	0	0	758.698
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	559.177	0	0	0	0	0	559.177
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	105.142	0	0	0	0	0	105.142
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	94.379	0	0	0	0	0	94.379
401	07	00	00	Asistencia socio-económica	744.205	0	0	0	0	0	744.205
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	744.205	0	0	0	0	0	744.205
401	08	00	00	Prestaciones sociales e indemnizaciones	1.552.461	0	0	0	0	0	1.552.461
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.552.461	0	0	0	0	0	1.552.461
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**382.000**	**0**	**0**	**0**	**0**	**0**	**382.000**
402	01	00	00	Productos alimenticios y agropecuarios	21.690	0	0	0	0	0	21.690
402	01	01	00	Alimentos y bebidas para personas	21.690	0	0	0	0	0	21.690
402	05	00	00	Productos de papel, cartón e impresos	139.970	0	0	0	0	0	139.970
402	05	01	00	Pulpa de madera, papel y cartón	58.000	0	0	0	0	0	58.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118978 020026000 PROCEDIMIENTOS ESPECIALES

OBJETIVO DEL PROYECTO: INCREMENTAR LA CANTIDAD Y CALIDAD DE NUESTRAS ACCIONES FISCALES. CONTRIBUIR CON EL MEJORAMIENTO CONTINUO DE LA EFICACIA, EFECTIVIDAD Y TRANSPARENCIA DE LA ADMINISTRACIÓN PÚBLICA. MEJORAR LA PROPORCIÓN DE ACTUACIONES FISCALES EFECTIVAS, DERIVADAS DE ACTUACIONES DE CONTROL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.244

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	02	00	Envases y cajas de papel y cartón	13.000	0	0	0	0	0	13.000
402	05	03	00	Productos de papel y cartón para oficina	55.000	0	0	0	0	0	55.000
402	05	04	00	Libros, revistas y periódicos	5.000	0	0	0	0	0	5.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	8.970	0	0	0	0	0	8.970
402	06	00	00	Productos químicos y derivados	19.000	0	0	0	0	0	19.000
402	06	03	00	Tintas, pinturas y colorantes	19.000	0	0	0	0	0	19.000
402	08	00	00	Productos metálicos	26.240	0	0	0	0	0	26.240
402	08	10	00	Repuestos y accesorios para otros equipos	26.240	0	0	0	0	0	26.240
402	10	00	00	Productos varios y útiles diversos	175.100	0	0	0	0	0	175.100
402	10	02	00	Materiales y útiles de limpieza y aseo	16.380	0	0	0	0	0	16.380
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	31.720	0	0	0	0	0	31.720
402	10	08	00	Materiales para equipos de computación	127.000	0	0	0	0	0	127.000
403	**00**	**00**	**00**	**Servicios no personales**	**244.600**	**0**	**0**	**0**	**0**	**0**	**244.600**
403	02	00	00	Alquileres de maquinaria y equipos	130.000	0	0	0	0	0	130.000
403	02	99	00	Alquileres de otras maquinaria y equipos	130.000	0	0	0	0	0	130.000
403	04	00	00	Servicios básicos	81.520	0	0	0	0	0	81.520
403	04	01	00	Electricidad	21.640	0	0	0	0	0	21.640
403	04	03	00	Agua	3.410	0	0	0	0	0	3.410
403	04	04	00	Teléfonos	34.860	0	0	0	0	0	34.860
403	04	05	00	Servicio de comunicaciones	18.110	0	0	0	0	0	18.110
403	04	06	00	Servicio de aseo urbano y domiciliario	3.500	0	0	0	0	0	3.500
403	09	00	00	Viáticos y pasajes	26.580	0	0	0	0	0	26.580
403	09	01	00	Viáticos y pasajes dentro del país	26.580	0	0	0	0	0	26.580
403	18	00	00	Impuestos indirectos	6.500	0	0	0	0	0	6.500
403	18	01	00	Impuesto al valor agregado	6.500	0	0	0	0	0	6.500
				Totales	**12.482.338**	**0**	**0**	**0**	**0**	**0**	**12.482.338**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118978 020026000 PROCEDIMIENTOS ESPECIALES

OBJETIVO DEL PROYECTO: INCREMENTAR LA CANTIDAD Y CALIDAD DE NUESTRAS ACCIONES FISCALES. CONTRIBUIR CON EL MEJORAMIENTO CONTINUO DE LA EFICACIA, EFECTIVIDAD Y TRANSPARENCIA DE LA ADMINISTRACIÓN PÚBLICA. MEJORAR LA PROPORCIÓN DE ACTUACIONES FISCALES EFECTIVAS, DERIVADAS DE ACTUACIONES DE CONTROL.

UNIDAD DE MEDIDA: ACTUACIÓN

META: 1.244

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118978 020026000 PROCEDIMIENTOS ESPECIALES

OBJETIVO DEL PROYECTO: INCREMENTAR LA CANTIDAD Y CALIDAD DE NUESTRAS ACCIONES FISCALES. CONTRIBUIR CON EL MEJORAMIENTO CONTINUO DE LA EFICACIA, EFECTIVIDAD Y TRANSPARENCIA DE LA ADMINISTRACIÓN PÚBLICA. MEJORAR LA PROPORCIÓN DE ACTUACIONES FISCALES EFECTIVAS, DERIVADAS DE ACTUACIONES DE CONTROL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.244

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 020026001 PROCEDIMIENTOS ESPECIALES

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.244

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS *Bolívares* Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**11.855.738**	**0**	**0**	**0**	**0**	**0**	**11.855.738**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.855.002	0	0	0	0	0	4.855.002
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.151.568	0	0	0	0	0	4.151.568
401	01	99	00	Otras retribuciones	703.434	0	0	0	0	0	703.434
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	527.304	0	0	0	0	0	527.304
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	527.304	0	0	0	0	0	527.304
401	03	00	00	Primas	1.521.190	0	0	0	0	0	1.521.190
401	03	04	00	Primas por hijos a empleados	79.200	0	0	0	0	0	79.200
401	03	08	00	Primas de profesionalización a empleados	277.200	0	0	0	0	0	277.200
401	03	09	00	Primas por antigüedad a empleados	986.974	0	0	0	0	0	986.974
401	03	10	00	*Primas por jerarquía o responsabilidad en el cargo*	177.816	0	0	0	0	0	177.816
401	04	00	00	Complementos de sueldos y salarios	1.207.800	0	0	0	0	0	1.207.800
401	04	08	00	Bono compensatorio de alimentación a empleados	1.207.800	0	0	0	0	0	1.207.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	689.078	0	0	0	0	0	689.078
401	05	03	00	Bono vacacional a empleados	689.078	0	0	0	0	0	689.078
401	06	00	00	Aportes patronales y legales	758.698	0	0	0	0	0	758.698
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	559.177	0	0	0	0	0	559.177
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	105.142	0	0	0	0	0	105.142
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	94.379	0	0	0	0	0	94.379
401	07	00	00	Asistencia socio-económica	744.205	0	0	0	0	0	744.205
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	744.205	0	0	0	0	0	744.205
401	08	00	00	Prestaciones sociales e indemnizaciones	1.552.461	0	0	0	0	0	1.552.461
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.552.461	0	0	0	0	0	1.552.461
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**382.000**	**0**	**0**	**0**	**0**	**0**	**382.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118978 020026000 PROCEDIMIENTOS ESPECIALES

OBJETIVO DEL PROYECTO: INCREMENTAR LA CANTIDAD Y CALIDAD DE NUESTRAS ACCIONES FISCALES. CONTRIBUIR CON EL MEJORAMIENTO CONTINUO DE LA EFICACIA, EFECTIVIDAD Y TRANSPARENCIA DE LA ADMINISTRACIÓN PÚBLICA. MEJORAR LA PROPORCIÓN DE ACTUACIONES FISCALES EFECTIVAS, DERIVADAS DE ACTUACIONES DE CONTROL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.244

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 020026001 PROCEDIMIENTOS ESPECIALES

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.244

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	21.690	0	0	0	0	0	21.690
402	01	01	00	Alimentos y bebidas para personas	21.690	0	0	0	0	0	21.690
402	05	00	00	Productos de papel, cartón e impresos	139.970	0	0	0	0	0	139.970
402	05	01	00	Pulpa de madera, papel y cartón	58.000	0	0	0	0	0	58.000
402	05	02	00	Envases y cajas de papel y cartón	13.000	0	0	0	0	0	13.000
402	05	03	00	Productos de papel y cartón para oficina	55.000	0	0	0	0	0	55.000
402	05	04	00	Libros, revistas y periódicos	5.000	0	0	0	0	0	5.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	8.970	0	0	0	0	0	8.970
402	06	00	00	Productos químicos y derivados	19.000	0	0	0	0	0	19.000
402	06	03	00	Tintas, pinturas y colorantes	19.000	0	0	0	0	0	19.000
402	08	00	00	Productos metálicos	26.240	0	0	0	0	0	26.240
402	08	10	00	Repuestos y accesorios para otros equipos	26.240	0	0	0	0	0	26.240
402	10	00	00	Productos varios y útiles diversos	175.100	0	0	0	0	0	175.100
402	10	02	00	Materiales y útiles de limpieza y aseo	16.380	0	0	0	0	0	16.380
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	31.720	0	0	0	0	0	31.720
402	10	08	00	Materiales para equipos de computación	127.000	0	0	0	0	0	127.000
403	**00**	**00**	**00**	**Servicios no personales**	**244.600**	**0**	**0**	**0**	**0**	**0**	**244.600**
403	02	00	00	Alquileres de maquinaria y equipos	130.000	0	0	0	0	0	130.000
403	02	99	00	Alquileres de otras maquinaria y equipos	130.000	0	0	0	0	0	130.000
403	04	00	00	Servicios básicos	81.520	0	0	0	0	0	81.520
403	04	01	00	Electricidad	21.640	0	0	0	0	0	21.640
403	04	03	00	Agua	3.410	0	0	0	0	0	3.410
403	04	04	00	Teléfonos	34.860	0	0	0	0	0	34.860
403	04	05	00	Servicio de comunicaciones	18.110	0	0	0	0	0	18.110

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118978 020026000 PROCEDIMIENTOS ESPECIALES

OBJETIVO DEL PROYECTO: INCREMENTAR LA CANTIDAD Y CALIDAD DE NUESTRAS ACCIONES FISCALES. CONTRIBUIR CON EL MEJORAMIENTO CONTINUO DE LA EFICACIA, EFECTIVIDAD Y TRANSPARENCIA DE LA ADMINISTRACIÓN PÚBLICA. MEJORAR LA PROPORCIÓN DE ACTUACIONES FISCALES EFECTIVAS, DERIVADAS DE ACTUACIONES DE CONTROL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.244

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 020026001 PROCEDIMIENTOS ESPECIALES

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.244

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	06	00	Servicio de aseo urbano y domiciliario	3.500	0	0	0	0	0	3.500
403	09	00	00	Viáticos y pasajes	26.580	0	0	0	0	0	26.580
403	09	01	00	Viáticos y pasajes dentro del país	26.580	0	0	0	0	0	26.580
403	18	00	00	Impuestos indirectos	6.500	0	0	0	0	0	6.500
403	18	01	00	Impuesto al valor agregado	6.500	0	0	0	0	0	6.500
				Totales	**12.482.338**	**0**	**0**	**0**	**0**	**0**	**12.482.338**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 02 - 17

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118971 020027000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS TÉCNICOS DEL CONTROL FISCAL. PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS JURÍDICOS DEL CONTROL FISCAL.

UNIDAD DE MEDIDA: ASESORÍA **META:** 3.342

RESPONSABLE/EJECUTOR: DESPACHO DEL DIRECTOR GENERAL TÉCNICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**15.332.225**	**0**	**0**	**0**	**0**	**0**	**15.332.225**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.319.631	0	0	0	0	0	6.319.631
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.391.420	0	0	0	0	0	5.391.420
401	01	99	00	Otras retribuciones	928.211	0	0	0	0	0	928.211
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	651.823	0	0	0	0	0	651.823
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	651.823	0	0	0	0	0	651.823
401	03	00	00	Primas	2.356.458	0	0	0	0	0	2.356.458
401	03	04	00	Primas por hijos a empleados	91.200	0	0	0	0	0	91.200
401	03	08	00	Primas de profesionalización a empleados	328.800	0	0	0	0	0	328.800
401	03	09	00	Primas por antigüedad a empleados	1.382.867	0	0	0	0	0	1.382.867
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	553.591	0	0	0	0	0	553.591
401	04	00	00	Complementos de sueldos y salarios	1.405.800	0	0	0	0	0	1.405.800
401	04	08	00	Bono compensatorio de alimentación a empleados	1.405.800	0	0	0	0	0	1.405.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	735.145	0	0	0	0	0	735.145
401	05	03	00	Bono vacacional a empleados	735.145	0	0	0	0	0	735.145
401	06	00	00	Aportes patronales y legales	827.708	0	0	0	0	0	827.708
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	568.993	0	0	0	0	0	568.993
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	138.596	0	0	0	0	0	138.596
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	120.119	0	0	0	0	0	120.119
401	07	00	00	Asistencia socio-económica	987.124	0	0	0	0	0	987.124
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	982.010	0	0	0	0	0	982.010
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	5.114	0	0	0	0	0	5.114
401	08	00	00	Prestaciones sociales e indemnizaciones	2.048.536	0	0	0	0	0	2.048.536
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.048.536	0	0	0	0	0	2.048.536
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**670.080**	**0**	**0**	**0**	**0**	**0**	**670.080**
402	01	00	00	Productos alimenticios y agropecuarios	37.310	0	0	0	0	0	37.310
402	01	01	00	Alimentos y bebidas para personas	37.310	0	0	0	0	0	37.310
402	05	00	00	Productos de papel, cartón e impresos	204.040	0	0	0	0	0	204.040

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118971 020027000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS TÉCNICOS DEL CONTROL FISCAL. PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS JURÍDICOS DEL CONTROL FISCAL.

UNIDAD DE MEDIDA: ASESORÍA **META:** 3.342

RESPONSABLE/EJECUTOR: DESPACHO DEL DIRECTOR GENERAL TÉCNICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	66.000	0	0	0	0	0	66.000
402	05	02	00	Envases y cajas de papel y cartón	10.500	0	0	0	0	0	10.500
402	05	03	00	Productos de papel y cartón para oficina	68.500	0	0	0	0	0	68.500
402	05	04	00	Libros, revistas y periódicos	46.000	0	0	0	0	0	46.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	13.040	0	0	0	0	0	13.040
402	06	00	00	Productos químicos y derivados	24.800	0	0	0	0	0	24.800
402	06	03	00	Tintas, pinturas y colorantes	24.800	0	0	0	0	0	24.800
402	08	00	00	Productos metálicos	25.000	0	0	0	0	0	25.000
402	08	10	00	Repuestos y accesorios para otros equipos	25.000	0	0	0	0	0	25.000
402	10	00	00	Productos varios y útiles diversos	368.930	0	0	0	0	0	368.930
402	10	02	00	Materiales y útiles de limpieza y aseo	23.960	0	0	0	0	0	23.960
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	52.090	0	0	0	0	0	52.090
402	10	08	00	Materiales para equipos de computación	162.880	0	0	0	0	0	162.880
402	10	99	00	Otros productos y útiles diversos	130.000	0	0	0	0	0	130.000
402	99	00	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
402	99	01	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.972.595**	**0**	**0**	**0**	**0**	**0**	**6.972.595**
403	02	00	00	Alquileres de maquinaria y equipos	171.860	0	0	0	0	0	171.860
403	02	99	00	Alquileres de otras maquinaria y equipos	171.860	0	0	0	0	0	171.860
403	04	00	00	Servicios básicos	275.040	0	0	0	0	0	275.040
403	04	01	00	Electricidad	44.070	0	0	0	0	0	44.070
403	04	03	00	Agua	6.430	0	0	0	0	0	6.430
403	04	04	00	Teléfonos	80.340	0	0	0	0	0	80.340
403	04	05	00	Servicio de comunicaciones	37.520	0	0	0	0	0	37.520
403	04	06	00	Servicio de aseo urbano y domiciliario	6.680	0	0	0	0	0	6.680
403	04	07	00	Servicio de condominio	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	917.200	0	0	0	0	0	917.200
403	09	01	00	Viáticos y pasajes dentro del pais	72.200	0	0	0	0	0	72.200
403	09	02	00	Viáticos y pasajes fuera del pais	845.000	0	0	0	0	0	845.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118971 020027000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS TÉCNICOS DEL CONTROL FISCAL. PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS JURÍDICOS DEL CONTROL FISCAL.

UNIDAD DE MEDIDA: ASESORÍA **META:** 3.342

RESPONSABLE/EJECUTOR: DESPACHO DEL DIRECTOR GENERAL TÉCNICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	5.055.005	0	0	0	0	0	5.055.005
403	10	04	00	Servicios de ingeniería y arquitectónicos	5.055.005	0	0	0	0	0	5.055.005
403	15	00	00	Servicios fiscales	7.890	0	0	0	0	0	7.890
403	15	01	00	Derechos de importación y servicios aduaneros	2.640	0	0	0	0	0	2.640
403	15	02	00	Tasas y otros derechos obligatorios	5.250	0	0	0	0	0	5.250
403	18	00	00	Impuestos indirectos	90.600	0	0	0	0	0	90.600
403	18	01	00	Impuesto al valor agregado	43.800	0	0	0	0	0	43.800
403	18	99	00	Otros impuestos indirectos	46.800	0	0	0	0	0	46.800
403	99	00	00	Otros servicios no personales	455.000	0	0	0	0	0	455.000
403	99	01	00	Otros servicios no personales	455.000	0	0	0	0	0	455.000
404	**00**	**00**	**00**	**Activos reales**	**53.000**	**0**	**0**	**0**	**0**	**0**	**53.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	53.000	0	0	0	0	0	53.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	53.000	0	0	0	0	0	53.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**60.000**	**0**	**0**	**0**	**0**	**0**	**60.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	60.000	0	0	0	0	0	60.000
407	02	01	00	Transferencias corrientes al exterior	60.000	0	0	0	0	0	60.000
407	02	01	04	Transferencias corrientes a organismos internacionales	60.000	0	0	0	0	0	60.000
				Totales	**23.087.900**	**0**	**0**	**0**	**0**	**0**	**23.087.900**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118971 020027000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS TÉCNICOS DEL CONTROL FISCAL. PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS JURÍDICOS DEL CONTROL FISCAL.

UNIDAD DE MEDIDA: ASESORÍA **META:** 3.342

RESPONSABLE/EJECUTOR: DESPACHO DEL DIRECTOR GENERAL TÉCNICO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	***Transferencias y donaciones***	**60.000**	0	0	0	0	0	**60.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	60.000	0	0	0	0	0	60.000
407	02	01	00	Transferencias corrientes al exterior	60.000	0	0	0	0	0	60.000
407	02	01	04	Transferencias corrientes a organismos internacionales	60.000	0	0	0	0	0	60.000
				- I0115 Organización Latinoamericana del Caribe de Entidades Fiscalizadoras Superiores (OLACEFS)	40.000	0	0	0	0	0	40.000
				- I0116 Organización Internacional de Entidades Fiscalizadoras Superiores (INTOSAI)	20.000	0	0	0	0	0	20.000
				Totales	**60.000**	**0**	**0**	**0**	**0**	**0**	**60.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118971 020027000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS TÉCNICOS DEL CONTROL FISCAL. PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS JURÍDICOS DEL CONTROL FISCAL.

UNIDAD DE MEDIDA: ASESORÍA **META:** 3.342

RESPONSABLE/EJECUTOR: DESPACHO DEL DIRECTOR GENERAL TÉCNICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 020027001 ASESORÍA Y APOYO EN MATERIA TÉCNICA

UNIDAD DE MEDIDA: ASESORÍA **META:** 361

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**9.134.373**	**0**	**0**	**0**	**0**	**0**	**9.134.373**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.740.653	0	0	0	0	0	3.740.653
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.178.656	0	0	0	0	0	3.178.656
401	01	99	00	Otras retribuciones	561.997	0	0	0	0	0	561.997
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	507.403	0	0	0	0	0	507.403
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	507.403	0	0	0	0	0	507.403
401	03	00	00	Primas	1.358.991	0	0	0	0	0	1.358.991
401	03	04	00	Primas por hijos a empleados	52.800	0	0	0	0	0	52.800
401	03	08	00	Primas de profesionalización a empleados	198.000	0	0	0	0	0	198.000
401	03	09	00	Primas por antigüedad a empleados	849.543	0	0	0	0	0	849.543
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	258.648	0	0	0	0	0	258.648
401	04	00	00	Complementos de sueldos y salarios	811.800	0	0	0	0	0	811.800
401	04	08	00	Bono compensatorio de alimentación a empleados	811.800	0	0	0	0	0	811.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	376.405	0	0	0	0	0	376.405
401	05	03	00	Bono vacacional a empleados	376.405	0	0	0	0	0	376.405
401	06	00	00	Aportes patronales y legales	504.237	0	0	0	0	0	504.237
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	347.066	0	0	0	0	0	347.066
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	84.197	0	0	0	0	0	84.197
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	72.974	0	0	0	0	0	72.974
401	07	00	00	Asistencia socio-económica	594.571	0	0	0	0	0	594.571
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	594.571	0	0	0	0	0	594.571
401	08	00	00	Prestaciones sociales e indemnizaciones	1.240.313	0	0	0	0	0	1.240.313
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.240.313	0	0	0	0	0	1.240.313
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**403.140**	**0**	**0**	**0**	**0**	**0**	**403.140**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118971 020027000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS TÉCNICOS DEL CONTROL FISCAL. PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS JURÍDICOS DEL CONTROL FISCAL.

UNIDAD DE MEDIDA: ASESORÍA **META:** 3.342

RESPONSABLE/EJECUTOR: DESPACHO DEL DIRECTOR GENERAL TÉCNICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 020027001 ASESORÍA Y APOYO EN MATERIA TÉCNICA

UNIDAD DE MEDIDA: ASESORÍA **META:** 361

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	22.620	0	0	0	0	0	22.620
402	01	01	00	Alimentos y bebidas para personas	22.620	0	0	0	0	0	22.620
402	05	00	00	Productos de papel, cartón e impresos	128.100	0	0	0	0	0	128.100
402	05	01	00	Pulpa de madera, papel y cartón	34.000	0	0	0	0	0	34.000
402	05	02	00	Envases y cajas de papel y cartón	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	42.000	0	0	0	0	0	42.000
402	05	04	00	Libros, revistas y periódicos	39.000	0	0	0	0	0	39.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	8.100	0	0	0	0	0	8.100
402	06	00	00	Productos químicos y derivados	6.000	0	0	0	0	0	6.000
402	06	03	00	Tintas, pinturas y colorantes	6.000	0	0	0	0	0	6.000
402	08	00	00	Productos metálicos	14.000	0	0	0	0	0	14.000
402	08	10	00	Repuestos y accesorios para otros equipos	14.000	0	0	0	0	0	14.000
402	10	00	00	Productos varios y útiles diversos	222.420	0	0	0	0	0	222.420
402	10	02	00	Materiales y útiles de limpieza y aseo	10.210	0	0	0	0	0	10.210
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	21.210	0	0	0	0	0	21.210
402	10	08	00	Materiales para equipos de computación	61.000	0	0	0	0	0	61.000
402	10	99	00	Otros productos y útiles diversos	130.000	0	0	0	0	0	130.000
402	99	00	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
402	99	01	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.787.655**	**0**	**0**	**0**	**0**	**0**	**6.787.655**
403	02	00	00	Alquileres de maquinaria y equipos	146.900	0	0	0	0	0	146.900
403	02	99	00	Alquileres de otras maquinaria y equipos	146.900	0	0	0	0	0	146.900
403	04	00	00	Servicios básicos	182.660	0	0	0	0	0	182.660
403	04	01	00	Electricidad	19.170	0	0	0	0	0	19.170

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118971 020027000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS TÉCNICOS DEL CONTROL FISCAL. PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS JURÍDICOS DEL CONTROL FISCAL.

UNIDAD DE MEDIDA: ASESORÍA **META:** 3.342

RESPONSABLE/EJECUTOR: DESPACHO DEL DIRECTOR GENERAL TÉCNICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 020027001 ASESORÍA Y APOYO EN MATERIA TÉCNICA

UNIDAD DE MEDIDA: ASESORÍA **META:** 361

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	03	00	Agua	2.600	0	0	0	0	0	2.600
403	04	04	00	Teléfonos	38.690	0	0	0	0	0	38.690
403	04	05	00	Servicio de comunicaciones	19.350	0	0	0	0	0	19.350
403	04	06	00	Servicio de aseo urbano y domiciliario	2.850	0	0	0	0	0	2.850
403	04	07	00	Servicio de condominio	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	857.400	0	0	0	0	0	857.400
403	09	01	00	Viáticos y pasajes dentro del país	12.400	0	0	0	0	0	12.400
403	09	02	00	Viáticos y pasajes fuera del país	845.000	0	0	0	0	0	845.000
403	10	00	00	Servicios profesionales y técnicos	5.055.005	0	0	0	0	0	5.055.005
403	10	04	00	Servicios de ingeniería y arquitectónicos	5.055.005	0	0	0	0	0	5.055.005
403	15	00	00	Servicios fiscales	7.890	0	0	0	0	0	7.890
403	15	01	00	Derechos de importación y servicios aduaneros	2.640	0	0	0	0	0	2.640
403	15	02	00	Tasas y otros derechos obligatorios	5.250	0	0	0	0	0	5.250
403	18	00	00	Impuestos indirectos	82.800	0	0	0	0	0	82.800
403	18	01	00	Impuesto al valor agregado	36.000	0	0	0	0	0	36.000
403	18	99	00	Otros impuestos indirectos	46.800	0	0	0	0	0	46.800
403	99	00	00	Otros servicios no personales	455.000	0	0	0	0	0	455.000
403	99	01	00	Otros servicios no personales	455.000	0	0	0	0	0	455.000
404	**00**	**00**	**00**	**Activos reales**	**33.000**	**0**	**0**	**0**	**0**	**0**	**33.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	33.000	0	0	0	0	0	33.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	33.000	0	0	0	0	0	33.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**60.000**	**0**	**0**	**0**	**0**	**0**	**60.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	60.000	0	0	0	0	0	60.000
407	02	01	00	Transferencias corrientes al exterior	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118971 020027000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS TÉCNICOS DEL CONTROL FISCAL. PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS JURÍDICOS DEL CONTROL FISCAL.

UNIDAD DE MEDIDA: ASESORÍA **META:** 3.342

RESPONSABLE/EJECUTOR: DESPACHO DEL DIRECTOR GENERAL TÉCNICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 020027001 ASESORÍA Y APOYO EN MATERIA TÉCNICA

UNIDAD DE MEDIDA: ASESORÍA **META:** 361

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	02	01	04	Transferencias corrientes a organismos internacionales	60.000	0	0	0	0	0	60.000
				Totales	**16.418.168**	**0**	**0**	**0**	**0**	0	**16.418.168**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118971 020027000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS TÉCNICOS DEL CONTROL FISCAL. PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS JURÍDICOS DEL CONTROL FISCAL.

UNIDAD DE MEDIDA: ASESORÍA **META:** 3.342

RESPONSABLE/EJECUTOR: DESPACHO DEL DIRECTOR GENERAL TÉCNICO **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 020027002 ASESORÍA Y APOYO EN MATERIA JURÍDICA

UNIDAD DE MEDIDA: ASESORÍA **META:** 2.981

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.197.852**	**0**	**0**	**0**	**0**	**0**	**6.197.852**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.578.978	0	0	0	0	0	2.578.978
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.212.764	0	0	0	0	0	2.212.764
401	01	99	00	Otras retribuciones	366.214	0	0	0	0	0	366.214
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	144.420	0	0	0	0	0	144.420
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	144.420	0	0	0	0	0	144.420
401	03	00	00	Primas	997.467	0	0	0	0	0	997.467
401	03	04	00	Primas por hijos a empleados	38.400	0	0	0	0	0	38.400
401	03	08	00	Primas de profesionalización a empleados	130.800	0	0	0	0	0	130.800
401	03	09	00	Primas por antigüedad a empleados	533.324	0	0	0	0	0	533.324
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	294.943	0	0	0	0	0	294.943
401	04	00	00	Complementos de sueldos y salarios	594.000	0	0	0	0	0	594.000
401	04	08	00	Bono compensatorio de alimentación a empleados	594.000	0	0	0	0	0	594.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	358.740	0	0	0	0	0	358.740
401	05	03	00	Bono vacacional a empleados	358.740	0	0	0	0	0	358.740
401	06	00	00	Aportes patronales y legales	323.471	0	0	0	0	0	323.471
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	221.927	0	0	0	0	0	221.927
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	54.399	0	0	0	0	0	54.399
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	47.145	0	0	0	0	0	47.145
401	07	00	00	Asistencia socio-económica	392.553	0	0	0	0	0	392.553
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	387.439	0	0	0	0	0	387.439
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	5.114	0	0	0	0	0	5.114
401	08	00	00	Prestaciones sociales e indemnizaciones	808.223	0	0	0	0	0	808.223
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	808.223	0	0	0	0	0	808.223

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118971 020027000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS TÉCNICOS DEL CONTROL FISCAL. PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS JURÍDICOS DEL CONTROL FISCAL.

UNIDAD DE MEDIDA: ASESORÍA **META:** 3.342

RESPONSABLE/EJECUTOR: DESPACHO DEL DIRECTOR GENERAL TÉCNICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 020027002 ASESORÍA Y APOYO EN MATERIA JURÍDICA

UNIDAD DE MEDIDA: ASESORÍA **META:** 2.981

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**266.940**	0	0	0	0	0	**266.940**
402	01	00	00	Productos alimenticios y agropecuarios	14.690	0	0	0	0	0	14.690
402	01	01	00	Alimentos y bebidas para personas	14.690	0	0	0	0	0	14.690
402	05	00	00	Productos de papel, cartón e impresos	75.940	0	0	0	0	0	75.940
402	05	01	00	Pulpa de madera, papel y cartón	32.000	0	0	0	0	0	32.000
402	05	02	00	Envases y cajas de papel y cartón	5.500	0	0	0	0	0	5.500
402	05	03	00	Productos de papel y cartón para oficina	26.500	0	0	0	0	0	26.500
402	05	04	00	Libros, revistas y periódicos	7.000	0	0	0	0	0	7.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.940	0	0	0	0	0	4.940
402	06	00	00	Productos químicos y derivados	18.800	0	0	0	0	0	18.800
402	06	03	00	Tintas, pinturas y colorantes	18.800	0	0	0	0	0	18.800
402	08	00	00	Productos metálicos	11.000	0	0	0	0	0	11.000
402	08	10	00	Repuestos y accesorios para otros equipos	11.000	0	0	0	0	0	11.000
402	10	00	00	Productos varios y útiles diversos	146.510	0	0	0	0	0	146.510
402	10	02	00	Materiales y útiles de limpieza y aseo	13.750	0	0	0	0	0	13.750
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	30.880	0	0	0	0	0	30.880
402	10	08	00	Materiales para equipos de computación	101.880	0	0	0	0	0	101.880
403	**00**	**00**	**00**	**Servicios no personales**	**184.940**	0	0	0	0	0	**184.940**
403	02	00	00	Alquileres de maquinaria y equipos	24.960	0	0	0	0	0	24.960
403	02	99	00	Alquileres de otras maquinaria y equipos	24.960	0	0	0	0	0	24.960
403	04	00	00	Servicios básicos	92.380	0	0	0	0	0	92.380
403	04	01	00	Electricidad	24.900	0	0	0	0	0	24.900
403	04	03	00	Agua	3.830	0	0	0	0	0	3.830
403	04	04	00	Teléfonos	41.650	0	0	0	0	0	41.650

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118971 020027000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS TÉCNICOS DEL CONTROL FISCAL. PRESTAR ASISTENCIA DE CALIDAD EN LOS ASPECTOS JURÍDICOS DEL CONTROL FISCAL.

UNIDAD DE MEDIDA: ASESORÍA

META: 3.342

RESPONSABLE/EJECUTOR: DESPACHO DEL DIRECTOR GENERAL TÉCNICO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 020027002 ASESORÍA Y APOYO EN MATERIA JURÍDICA

UNIDAD DE MEDIDA: ASESORÍA

META: 2.981

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	05	00	Servicio de comunicaciones	18.170	0	0	0	0	0	18.170
403	04	06	00	Servicio de aseo urbano y domiciliario	3.830	0	0	0	0	0	3.830
403	09	00	00	Viáticos y pasajes	59.800	0	0	0	0	0	59.800
403	09	01	00	Viáticos y pasajes dentro del país	59.800	0	0	0	0	0	59.800
403	18	00	00	Impuestos indirectos	7.800	0	0	0	0	0	7.800
403	18	01	00	Impuesto al valor agregado	7.800	0	0	0	0	0	7.800
404	**00**	**00**	**00**	**Activos reales**	**20.000**	0	0	0	0	0	**20.000**
404	07	00	00	*Equipos científicos, religiosos, de enseñanza y recreación*	20.000	0	0	0	0	0	20.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	20.000	0	0	0	0	0	20.000
				Totales	**6.669.732**	0	0	0	0	0	**6.669.732**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118955 020028000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: LOGRAR CON NUESTRAS ACTUACIONES DE CONTROL REALIZADAS EN ATENCIÓN A LAS DENUNCIAS RECIBIDAS, A LA PLANIFICACIÓN ANUAL DE CONTROL SOBRE LOS SECTORES SOCIALES Y PRODUCTIVOS DEL PAÍS Y A LOS RESULTADOS DE EJERCICIOS ANTERIORES; EL MEJORAMIENTO CONTÍNUO DE LA ADMINISTRACIÓN PÚBLICA PARA CONSEGUIR UNA MAYOR EFICACIA, EFICIENCIA Y TRANSPARENCIA EN LA FUNCIÓN DEL ESTADO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 463

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**49.803.223**	**0**	**0**	**0**	**0**	**0**	**49.803.223**
401	01	00	00	Sueldos, salarios y otras retribuciones	20.380.752	0	0	0	0	0	20.380.752
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	17.403.504	0	0	0	0	0	17.403.504
401	01	99	00	Otras retribuciones	2.977.248	0	0	0	0	0	2.977.248
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.315.365	0	0	0	0	0	2.315.365
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.315.365	0	0	0	0	0	2.315.365
401	03	00	00	Primas	6.917.084	0	0	0	0	0	6.917.084
401	03	04	00	Primas por hijos a empleados	387.600	0	0	0	0	0	387.600
401	03	08	00	Primas de profesionalización a empleados	1.149.600	0	0	0	0	0	1.149.600
401	03	09	00	Primas por antigüedad a empleados	4.361.444	0	0	0	0	0	4.361.444
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.018.440	0	0	0	0	0	1.018.440
401	04	00	00	Complementos de sueldos y salarios	4.930.200	0	0	0	0	0	4.930.200
401	04	08	00	Bono compensatorio de alimentación a empleados	4.930.200	0	0	0	0	0	4.930.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.916.485	0	0	0	0	0	2.916.485
401	05	03	00	Bono vacacional a empleados	2.916.485	0	0	0	0	0	2.916.485
401	06	00	00	Aportes patronales y legales	2.622.818	0	0	0	0	0	2.622.818
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.773.377	0	0	0	0	0	1.773.377
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	455.058	0	0	0	0	0	455.058
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	394.383	0	0	0	0	0	394.383
401	07	00	00	Asistencia socio-económica	3.149.805	0	0	0	0	0	3.149.805
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.149.805	0	0	0	0	0	3.149.805
401	08	00	00	Prestaciones sociales e indemnizaciones	6.570.714	0	0	0	0	0	6.570.714
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.570.714	0	0	0	0	0	6.570.714
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**1.454.120**	**0**	**0**	**0**	**0**	**0**	**1.454.120**
402	01	00	00	Productos alimenticios y agropecuarios	39.750	0	0	0	0	0	39.750
402	01	01	00	Alimentos y bebidas para personas	39.750	0	0	0	0	0	39.750
402	05	00	00	Productos de papel, cartón e impresos	655.880	0	0	0	0	0	655.880
402	05	01	00	Pulpa de madera, papel y cartón	252.000	0	0	0	0	0	252.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118955 020028000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: LOGRAR CON NUESTRAS ACTUACIONES DE CONTROL REALIZADAS EN ATENCIÓN A LAS DENUNCIAS RECIBIDAS, A LA PLANIFICACIÓN ANUAL DE CONTROL SOBRE LOS SECTORES SOCIALES Y PRODUCTIVOS DEL PAÍS Y A LOS RESULTADOS DE EJERCICIOS ANTERIORES; EL MEJORAMIENTO CONTINUO DE LA ADMINISTRACIÓN PÚBLICA PARA CONSEGUIR UNA MAYOR EFICACIA, EFICIENCIA Y TRANSPARENCIA EN LA FUNCIÓN DEL ESTADO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 463

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	02	00	Envases y cajas de papel y cartón	39.000	0	0	0	0	0	39.000
402	05	03	00	Productos de papel y cartón para oficina	279.000	0	0	0	0	0	279.000
402	05	04	00	Libros, revistas y periódicos	36.000	0	0	0	0	0	36.000
402	05	06	00	Productos de papel y cartón para computación	13.000	0	0	0	0	0	13.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	36.880	0	0	0	0	0	36.880
402	06	00	00	Productos químicos y derivados	63.000	0	0	0	0	0	63.000
402	06	03	00	Tintas, pinturas y colorantes	63.000	0	0	0	0	0	63.000
402	08	00	00	Productos metálicos	104.640	0	0	0	0	0	104.640
402	08	10	00	Repuestos y accesorios para otros equipos	104.640	0	0	0	0	0	104.640
402	10	00	00	Productos varios y útiles diversos	590.850	0	0	0	0	0	590.850
402	10	02	00	Materiales y útiles de limpieza y aseo	84.940	0	0	0	0	0	84.940
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	131.150	0	0	0	0	0	131.150
402	10	08	00	Materiales para equipos de computación	374.760	0	0	0	0	0	374.760
403	**00**	**00**	**00**	**Servicios no personales**	**3.054.300**	**0**	**0**	**0**	**0**	**0**	**3.054.300**
403	02	00	00	Alquileres de maquinaria y equipos	232.700	0	0	0	0	0	232.700
403	02	99	00	Alquileres de otras maquinaria y equipos	232.700	0	0	0	0	0	232.700
403	04	00	00	Servicios básicos	424.200	0	0	0	0	0	424.200
403	04	01	00	Electricidad	129.850	0	0	0	0	0	129.850
403	04	03	00	Agua	22.570	0	0	0	0	0	22.570
403	04	04	00	Teléfonos	146.180	0	0	0	0	0	146.180
403	04	05	00	Servicio de comunicaciones	98.750	0	0	0	0	0	98.750
403	04	06	00	Servicio de aseo urbano y domiciliario	26.850	0	0	0	0	0	26.850
403	09	00	00	Viáticos y pasajes	2.383.360	0	0	0	0	0	2.383.360
403	09	01	00	Viáticos y pasajes dentro del país	2.383.360	0	0	0	0	0	2.383.360
403	18	00	00	Impuestos indirectos	14.040	0	0	0	0	0	14.040
403	18	01	00	Impuesto al valor agregado	14.040	0	0	0	0	0	14.040
				Totales	**54.311.643**	**0**	**0**	**0**	**0**	**0**	**54.311.643**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118955 020028000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: LOGRAR CON NUESTRAS ACTUACIONES DE CONTROL REALIZADAS EN ATENCIÓN A LAS DENUNCIAS RECIBIDAS, A LA PLANIFICACIÓN ANUAL DE CONTROL SOBRE LOS SECTORES SOCIALES Y PRODUCTIVOS DEL PAÍS Y A LOS RESULTADOS DE EJERCICIOS ANTERIORES; EL MEJORAMIENTO CONTINUO DE LA ADMINISTRACIÓN PÚBLICA PARA CONSEGUIR UNA MAYOR EFICACIA, EFICIENCIA Y TRANSPARENCIA EN LA FUNCIÓN DEL ESTADO.

UNIDAD DE MEDIDA: ACTUACIÓN

META: 463

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118955 020028000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: LOGRAR CON NUESTRAS ACTUACIONES DE CONTROL REALIZADAS EN ATENCIÓN A LAS DENUNCIAS RECIBIDAS, A LA PLANIFICACIÓN ANUAL DE CONTROL SOBRE LOS SECTORES SOCIALES Y PRODUCTIVOS DEL PAÍS Y A LOS RESULTADOS DE EJERCICIOS ANTERIORES; EL MEJORAMIENTO CONTINUO DE LA ADMINISTRACIÓN PÚBLICA PARA CONSEGUIR UNA MAYOR EFICACIA, EFICIENCIA Y TRANSPARENCIA EN LA FUNCIÓN DEL ESTADO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 463

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 020028001 CONTROL Y FISCALIZACIÓN DE LOS PODERES PÚBLICOS NACIONALES

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 65

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**17.623.469**	0	0	0	0	0	**17.623.469**
401	01	00	00	Sueldos, salarios y otras retribuciones	7.140.341	0	0	0	0	0	7.140.341
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.080.724	0	0	0	0	0	6.080.724
401	01	99	00	Otras retribuciones	1.059.617	0	0	0	0	0	1.059.617
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	794.880	0	0	0	0	0	794.880
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	794.880	0	0	0	0	0	794.880
401	03	00	00	Primas	2.613.900	0	0	0	0	0	2.613.900
401	03	04	00	Primas por hijos a empleados	147.600	0	0	0	0	0	147.600
401	03	08	00	Primas de profesionalización a empleados	386.400	0	0	0	0	0	386.400
401	03	09	00	Primas por antigüedad a empleados	1.659.588	0	0	0	0	0	1.659.588
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	420.312	0	0	0	0	0	420.312
401	04	00	00	Complementos de sueldos y salarios	1.663.200	0	0	0	0	0	1.663.200
401	04	08	00	Bono compensatorio de alimentación a empleados	1.663.200	0	0	0	0	0	1.663.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.037.989	0	0	0	0	0	1.037.989
401	05	03	00	Bono vacacional a empleados	1.037.989	0	0	0	0	0	1.037.989
401	06	00	00	Aportes patronales y legales	913.584	0	0	0	0	0	913.584
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	617.401	0	0	0	0	0	617.401
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	158.669	0	0	0	0	0	158.669
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	137.514	0	0	0	0	0	137.514
401	07	00	00	Asistencia socio-económica	1.121.029	0	0	0	0	0	1.121.029
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.121.029	0	0	0	0	0	1.121.029
401	08	00	00	Prestaciones sociales e indemnizaciones	2.338.546	0	0	0	0	0	2.338.546
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.338.546	0	0	0	0	0	2.338.546

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118955 020028000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: LOGRAR CON NUESTRAS ACTUACIONES DE CONTROL REALIZADAS EN ATENCIÓN A LAS DENUNCIAS RECIBIDAS, A LA PLANIFICACIÓN ANUAL DE CONTROL SOBRE LOS SECTORES SOCIALES Y PRODUCTIVOS DEL PAÍS Y A LOS RESULTADOS DE EJERCICIOS ANTERIORES; EL MEJORAMIENTO CONTÍNUO DE LA ADMINISTRACIÓN PÚBLICA PARA CONSEGUIR UNA MAYOR EFICACIA, EFICIENCIA Y TRANSPARENCIA EN LA FUNCIÓN DEL ESTADO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 463

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 020028001 CONTROL Y FISCALIZACIÓN DE LOS PODERES PÚBLICOS NACIONALES

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 65

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**536.340**	**0**	**0**	**0**	**0**	0	**536.340**
402	01	00	00	Productos alimenticios y agropecuarios	15.940	0	0	0	0	0	15.940
402	01	01	00	Alimentos y bebidas para personas	15.940	0	0	0	0	0	15.940
402	05	00	00	Productos de papel, cartón e impresos	247.680	0	0	0	0	0	247.680
402	05	01	00	Pulpa de madera, papel y cartón	88.000	0	0	0	0	0	88.000
402	05	02	00	Envases y cajas de papel y cartón	13.000	0	0	0	0	0	13.000
402	05	03	00	Productos de papel y cartón para oficina	105.000	0	0	0	0	0	105.000
402	05	04	00	Libros, revistas y periódicos	19.000	0	0	0	0	0	19.000
402	05	06	00	Productos de papel y cartón para computación	13.000	0	0	0	0	0	13.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	9.680	0	0	0	0	0	9.680
402	06	00	00	Productos químicos y derivados	15.000	0	0	0	0	0	15.000
402	06	03	00	Tintas, pinturas y colorantes	15.000	0	0	0	0	0	15.000
402	08	00	00	Productos metálicos	34.240	0	0	0	0	0	34.240
402	08	10	00	Repuestos y accesorios para otros equipos	34.240	0	0	0	0	0	34.240
402	10	00	00	Productos varios y útiles diversos	223.480	0	0	0	0	0	223.480
402	10	02	00	Materiales y útiles de limpieza y aseo	33.800	0	0	0	0	0	33.800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	47.680	0	0	0	0	0	47.680
402	10	08	00	Materiales para equipos de computación	142.000	0	0	0	0	0	142.000
403	**00**	**00**	**00**	**Servicios no personales**	**294.840**	**0**	**0**	**0**	**0**	0	**294.840**
403	02	00	00	Alquileres de maquinaria y equipos	70.200	0	0	0	0	0	70.200
403	02	99	00	Alquileres de otras maquinaria y equipos	70.200	0	0	0	0	0	70.200
403	04	00	00	Servicios básicos	141.960	0	0	0	0	0	141.960
403	04	01	00	Electricidad	42.610	0	0	0	0	0	42.610
403	04	03	00	Agua	10.500	0	0	0	0	0	10.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118955 020028000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: LOGRAR CON NUESTRAS ACTUACIONES DE CONTROL REALIZADAS EN ATENCIÓN A LAS DENUNCIAS RECIBIDAS, A LA PLANIFICACIÓN ANUAL DE CONTROL SOBRE LOS SECTORES SOCIALES Y PRODUCTIVOS DEL PAÍS Y A LOS RESULTADOS DE EJERCICIOS ANTERIORES; EL MEJORAMIENTO CONTINUO DE LA ADMINISTRACIÓN PÚBLICA PARA CONSEGUIR UNA MAYOR EFICACIA, EFICIENCIA Y TRANSPARENCIA EN LA FUNCIÓN DEL ESTADO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 463

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 020028001 CONTROL Y FISCALIZACIÓN DE LOS PODERES PÚBLICOS NACIONALES

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 65

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	04	00	Teléfonos	45.200	0	0	0	0	0	45.200
403	04	05	00	Servicio de comunicaciones	36.610	0	0	0	0	0	36.610
403	04	06	00	Servicio de aseo urbano y domiciliario	7.040	0	0	0	0	0	7.040
403	09	00	00	Viáticos y pasajes	79.560	0	0	0	0	0	79.560
403	09	01	00	Viáticos y pasajes dentro del país	79.560	0	0	0	0	0	79.560
403	18	00	00	Impuestos indirectos	3.120	0	0	0	0	0	3.120
403	18	01	00	Impuesto al valor agregado	3.120	0	0	0	0	0	3.120
				Totales	**18.454.649**	**0**	**0**	**0**	**0**	**0**	**18.454.649**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118955 020028000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: LOGRAR CON NUESTRAS ACTUACIONES DE CONTROL REALIZADAS EN ATENCIÓN A LAS DENUNCIAS RECIBIDAS, A LA PLANIFICACIÓN ANUAL DE CONTROL SOBRE LOS SECTORES SOCIALES Y PRODUCTIVOS DEL PAÍS Y A LOS RESULTADOS DE EJERCICIOS ANTERIORES; EL MEJORAMIENTO CONTINUO DE LA ADMINISTRACIÓN PÚBLICA PARA CONSEGUIR UNA MAYOR EFICACIA, EFICIENCIA Y TRANSPARENCIA EN LA FUNCIÓN DEL ESTADO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 463

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 020028002 CONTROL Y FISCALIZACIÓN DE LA ADMINISTRACIÓN NACIONAL DESCENTRALIZADA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 85

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**15.923.860**	0	0	0	0	0	**15.923.860**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.537.139	0	0	0	0	0	6.537.139
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.588.376	0	0	0	0	0	5.588.376
401	01	99	00	Otras retribuciones	948.763	0	0	0	0	0	948.763
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	721.981	0	0	0	0	0	721.981
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	721.981	0	0	0	0	0	721.981
401	03	00	00	Primas	2.171.845	0	0	0	0	0	2.171.845
401	03	04	00	Primas por hijos a empleados	117.600	0	0	0	0	0	117.600
401	03	08	00	Primas de profesionalización a empleados	393.600	0	0	0	0	0	393.600
401	03	09	00	Primas por antigüedad a empleados	1.321.165	0	0	0	0	0	1.321.165
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	339.480	0	0	0	0	0	339.480
401	04	00	00	Complementos de sueldos y salarios	1.623.600	0	0	0	0	0	1.623.600
401	04	08	00	Bono compensatorio de alimentación a empleados	1.623.600	0	0	0	0	0	1.623.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	929.401	0	0	0	0	0	929.401
401	05	03	00	Bono vacacional a empleados	929.401	0	0	0	0	0	929.401
401	06	00	00	Aportes patronales y legales	842.242	0	0	0	0	0	842.242
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	570.406	0	0	0	0	0	570.406
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	145.627	0	0	0	0	0	145.627
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	126.209	0	0	0	0	0	126.209
401	07	00	00	Asistencia socio-económica	1.003.753	0	0	0	0	0	1.003.753
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.003.753	0	0	0	0	0	1.003.753
401	08	00	00	Prestaciones sociales e indemnizaciones	2.093.899	0	0	0	0	0	2.093.899
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.093.899	0	0	0	0	0	2.093.899

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118955 020028000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: LOGRAR CON NUESTRAS ACTUACIONES DE CONTROL REALIZADAS EN ATENCIÓN A LAS DENUNCIAS RECIBIDAS, A LA PLANIFICACIÓN ANUAL DE CONTROL SOBRE LOS SECTORES SOCIALES Y PRODUCTIVOS DEL PAÍS Y A LOS RESULTADOS DE EJERCICIOS ANTERIORES; EL MEJORAMIENTO CONTINUO DE LA ADMINISTRACIÓN PÚBLICA PARA CONSEGUIR UNA MAYOR EFICACIA, EFICIENCIA Y TRANSPARENCIA EN LA FUNCIÓN DEL ESTADO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 463

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 020028002 CONTROL Y FISCALIZACIÓN DE LA ADMINISTRACIÓN NACIONAL DESCENTRALIZADA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 85

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**491.110**	**0**	**0**	**0**	**0**	**0**	**491.110**
402	01	00	00	Productos alimenticios y agropecuarios	14.040	0	0	0	0	0	14.040
402	01	01	00	Alimentos y bebidas para personas	14.040	0	0	0	0	0	14.040
402	05	00	00	Productos de papel, cartón e impresos	218.340	0	0	0	0	0	218.340
402	05	01	00	Pulpa de madera, papel y cartón	94.000	0	0	0	0	0	94.000
402	05	02	00	Envases y cajas de papel y cartón	12.000	0	0	0	0	0	12.000
402	05	03	00	Productos de papel y cartón para oficina	93.000	0	0	0	0	0	93.000
402	05	04	00	Libros, revistas y periódicos	4.000	0	0	0	0	0	4.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	15.340	0	0	0	0	0	15.340
402	06	00	00	Productos químicos y derivados	40.000	0	0	0	0	0	40.000
402	06	03	00	Tintas, pinturas y colorantes	40.000	0	0	0	0	0	40.000
402	08	00	00	Productos metálicos	43.840	0	0	0	0	0	43.840
402	08	10	00	Repuestos y accesorios para otros equipos	43.840	0	0	0	0	0	43.840
402	10	00	00	Productos varios y útiles diversos	174.890	0	0	0	0	0	174.890
402	10	02	00	Materiales y útiles de limpieza y aseo	28.600	0	0	0	0	0	28.600
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	43.290	0	0	0	0	0	43.290
402	10	08	00	Materiales para equipos de computación	103.000	0	0	0	0	0	103.000
403	**00**	**00**	**00**	**Servicios no personales**	**301.850**	**0**	**0**	**0**	**0**	**0**	**301.850**
403	02	00	00	Alquileres de maquinaria y equipos	84.500	0	0	0	0	0	84.500
403	02	99	00	Alquileres de otras maquinaria y equipos	84.500	0	0	0	0	0	84.500
403	04	00	00	Servicios básicos	144.830	0	0	0	0	0	144.830
403	04	01	00	Electricidad	35.560	0	0	0	0	0	35.560
403	04	03	00	Agua	6.130	0	0	0	0	0	6.130
403	04	04	00	Teléfonos	57.420	0	0	0	0	0	57.420

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118955 020028000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: LOGRAR CON NUESTRAS ACTUACIONES DE CONTROL REALIZADAS EN ATENCIÓN A LAS DENUNCIAS RECIBIDAS, A LA PLANIFICACIÓN ANUAL DE CONTROL SOBRE LOS SECTORES SOCIALES Y PRODUCTIVOS DEL PAÍS Y A LOS RESULTADOS DE EJERCICIOS ANTERIORES; EL MEJORAMIENTO CONTÍNUO DE LA ADMINISTRACIÓN PÚBLICA PARA CONSEGUIR UNA MAYOR EFICACIA, EFICIENCIA Y TRANSPARENCIA EN LA FUNCIÓN DEL ESTADO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 463

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 020028002 CONTROL Y FISCALIZACIÓN DE LA ADMINISTRACIÓN NACIONAL DESCENTRALIZADA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 85

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	05	00	Servicio de comunicaciones	34.830	0	0	0	0	0	34.830
403	04	06	00	Servicio de aseo urbano y domiciliario	10.890	0	0	0	0	0	10.890
403	09	00	00	Viáticos y pasajes	69.400	0	0	0	0	0	69.400
403	09	01	00	Viáticos y pasajes dentro del país	69.400	0	0	0	0	0	69.400
403	18	00	00	Impuestos indirectos	3.120	0	0	0	0	0	3.120
403	18	01	00	Impuesto al valor agregado	3.120	0	0	0	0	0	3.120
				Totales	**16.716.820**	**0**	**0**	**0**	**0**	**0**	**16.716.820**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118955 020028000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: LOGRAR CON NUESTRAS ACTUACIONES DE CONTROL REALIZADAS EN ATENCIÓN A LAS DENUNCIAS RECIBIDAS, A LA PLANIFICACIÓN ANUAL DE CONTROL SOBRE LOS SECTORES SOCIALES Y PRODUCTIVOS DEL PAÍS Y A LOS RESULTADOS DE EJERCICIOS ANTERIORES; EL MEJORAMIENTO CONTÍNUO DE LA ADMINISTRACIÓN PÚBLICA PARA CONSEGUIR UNA MAYOR EFICACIA, EFICIENCIA Y TRANSPARENCIA EN LA FUNCIÓN DEL ESTADO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 463

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 020028003 CONTROL Y FISCALIZACIÓN DE ESTADOS Y MUNICIPIOS

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 313

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**16.255.894**	**0**	**0**	**0**	**0**	**0**	**16.255.894**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.703.272	0	0	0	0	0	6.703.272
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.734.404	0	0	0	0	0	5.734.404
401	01	99	00	Otras retribuciones	968.868	0	0	0	0	0	968.868
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	798.504	0	0	0	0	0	798.504
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	798.504	0	0	0	0	0	798.504
401	03	00	00	Primas	2.131.339	0	0	0	0	0	2.131.339
401	03	04	00	Primas por hijos a empleados	122.400	0	0	0	0	0	122.400
401	03	08	00	Primas de profesionalización a empleados	369.600	0	0	0	0	0	369.600
401	03	09	00	Primas por antigüedad a empleados	1.380.691	0	0	0	0	0	1.380.691
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	258.648	0	0	0	0	0	258.648
401	04	00	00	Complementos de sueldos y salarios	1.643.400	0	0	0	0	0	1.643.400
401	04	08	00	Bono compensatorio de alimentación a empleados	1.643.400	0	0	0	0	0	1.643.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	949.095	0	0	0	0	0	949.095
401	05	03	00	Bono vacacional a empleados	949.095	0	0	0	0	0	949.095
401	06	00	00	Aportes patronales y legales	866.992	0	0	0	0	0	866.992
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	585.570	0	0	0	0	0	585.570
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	150.762	0	0	0	0	0	150.762
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	130.660	0	0	0	0	0	130.660
401	07	00	00	Asistencia socio-económica	1.025.023	0	0	0	0	0	1.025.023
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.025.023	0	0	0	0	0	1.025.023
401	08	00	00	Prestaciones sociales e indemnizaciones	2.138.269	0	0	0	0	0	2.138.269
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.138.269	0	0	0	0	0	2.138.269

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118955 020028000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: LOGRAR CON NUESTRAS ACTUACIONES DE CONTROL REALIZADAS EN ATENCIÓN A LAS DENUNCIAS RECIBIDAS, A LA PLANIFICACIÓN ANUAL DE CONTROL SOBRE LOS SECTORES SOCIALES Y PRODUCTIVOS DEL PAÍS Y A LOS RESULTADOS DE EJERCICIOS ANTERIORES; EL MEJORAMIENTO CONTINUO DE LA ADMINISTRACIÓN PÚBLICA PARA CONSEGUIR UNA MAYOR EFICACIA, EFICIENCIA Y TRANSPARENCIA EN LA FUNCIÓN DEL ESTADO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 463

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 020028003 CONTROL Y FISCALIZACIÓN DE ESTADOS Y MUNICIPIOS

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 313

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**426.670**	**0**	**0**	**0**	**0**	**0**	**426.670**
402	01	00	00	Productos alimenticios y agropecuarios	9.770	0	0	0	0	0	9.770
402	01	01	00	Alimentos y bebidas para personas	9.770	0	0	0	0	0	9.770
402	05	00	00	Productos de papel, cartón e impresos	189.860	0	0	0	0	0	189.860
402	05	01	00	Pulpa de madera, papel y cartón	70.000	0	0	0	0	0	70.000
402	05	02	00	Envases y cajas de papel y cartón	14.000	0	0	0	0	0	14.000
402	05	03	00	Productos de papel y cartón para oficina	81.000	0	0	0	0	0	81.000
402	05	04	00	Libros, revistas y periódicos	13.000	0	0	0	0	0	13.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	11.860	0	0	0	0	0	11.860
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	03	00	Tintas, pinturas y colorantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	26.560	0	0	0	0	0	26.560
402	08	10	00	Repuestos y accesorios para otros equipos	26.560	0	0	0	0	0	26.560
402	10	00	00	Productos varios y útiles diversos	192.480	0	0	0	0	0	192.480
402	10	02	00	Materiales y útiles de limpieza y aseo	22.540	0	0	0	0	0	22.540
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	40.180	0	0	0	0	0	40.180
402	10	08	00	Materiales para equipos de computación	129.760	0	0	0	0	0	129.760
403	**00**	**00**	**00**	**Servicios no personales**	**2.457.610**	**0**	**0**	**0**	**0**	**0**	**2.457.610**
403	02	00	00	Alquileres de maquinaria y equipos	78.000	0	0	0	0	0	78.000
403	02	99	00	Alquileres de otras maquinaria y equipos	78.000	0	0	0	0	0	78.000
403	04	00	00	Servicios básicos	137.410	0	0	0	0	0	137.410
403	04	01	00	Electricidad	51.680	0	0	0	0	0	51.680
403	04	03	00	Agua	5.940	0	0	0	0	0	5.940
403	04	04	00	Teléfonos	43.560	0	0	0	0	0	43.560

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118955 020028000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: LOGRAR CON NUESTRAS ACTUACIONES DE CONTROL REALIZADAS EN ATENCIÓN A LAS DENUNCIAS RECIBIDAS, A LA PLANIFICACIÓN ANUAL DE CONTROL SOBRE LOS SECTORES SOCIALES Y PRODUCTIVOS DEL PAÍS Y A LOS RESULTADOS DE EJERCICIOS ANTERIORES; EL MEJORAMIENTO CONTINUO DE LA ADMINISTRACIÓN PÚBLICA PARA CONSEGUIR UNA MAYOR EFICACIA, EFICIENCIA Y TRANSPARENCIA EN LA FUNCIÓN DEL ESTADO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 463

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 020028003 CONTROL Y FISCALIZACIÓN DE ESTADOS Y MUNICIPIOS

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 313

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	05	00	Servicio de comunicaciones	27.310	0	0	0	0	0	27.310
403	04	06	00	Servicio de aseo urbano y domiciliario	8.920	0	0	0	0	0	8.920
403	09	00	00	Viáticos y pasajes	2.234.400	0	0	0	0	0	2.234.400
403	09	01	00	Viáticos y pasajes dentro del país	2.234.400	0	0	0	0	0	2.234.400
403	18	00	00	Impuestos indirectos	7.800	0	0	0	0	0	7.800
403	18	01	00	Impuesto al valor agregado	7.800	0	0	0	0	0	7.800
				Totales	**19.140.174**	**0**	**0**	**0**	**0**	**0**	**19.140.174**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 029999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 50.000.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**50.000.000**	**0**	**0**	**0**	**0**	**0**	**50.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	50.000.000	0	0	0	0	0	50.000.000
407	01	03	00	Transferencias corrientes internas al sector público	50.000.000	0	0	0	0	0	50.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	50.000.000	0	0	0	0	0	50.000.000
				Totales	**50.000.000**	**0**	**0**	**0**	**0**	**0**	**50.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 029999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 50.000.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**50.000.000**	**0**	**0**	**0**	**0**	**0**	**50.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	50.000.000	0	0	0	0	0	50.000.000
407	01	03	00	Transferencias corrientes internas al sector público	50.000.000	0	0	0	0	0	50.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	50.000.000	0	0	0	0	0	50.000.000
				- A0398 Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)	10.000.000	0	0	0	0	0	10.000.000
				- A0416 Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)	40.000.000	0	0	0	0	0	40.000.000
				Totales	**50.000.000**	**0**	**0**	**0**	**0**	**0**	**50.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 029999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 50.000.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 029999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN INSTITUTO DE ALTOS ESTUDIOS DE CONTROL FISCAL Y AUDITORIA DE ESTADO GUMERSINDO TORRES (COFAE)

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.000.000

RESPONSABLE/EJECUTOR: FUNDACION INSTITUTO DE ALTOS ESTUDIOS DE CONTROL FISCAL Y AUDITORIA DE ESTADO GUMERSINDO TORRES (COFAE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.000.000**	**0**	**0**	**0**	**0**	**0**	**10.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	10.000.000	0	0	0	0	0	10.000.000
407	01	03	00	Transferencias corrientes internas al sector público	10.000.000	0	0	0	0	0	10.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	10.000.000	0	0	0	0	0	10.000.000
				Totales	**10.000.000**	**0**	**0**	**0**	**0**	**0**	**10.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 029999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 50.000.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 029999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA LOS SERVICIOS DE SALUD Y PREVISIÓN SOCIAL DE LA CONTRALORÍA GENERAL DE LA REPÚBLICA (SERSACON)

UNIDAD DE MEDIDA: BOLÍVAR

META: 40.000.000

RESPONSABLE/EJECUTOR: FUNDACION PARA LOS SERVICIOS DE SALUD Y PREVISION SOCIAL DE LA CONTRALORIA GENERAL DE LA REPUBLICA (SERSACON)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**40.000.000**	**0**	**0**	**0**	**0**	**0**	**40.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	40.000.000	0	0	0	0	0	40.000.000
407	01	03	00	Transferencias corrientes internas al sector público	40.000.000	0	0	0	0	0	40.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	40.000.000	0	0	0	0	0	40.000.000
				Totales	**40.000.000**	**0**	**0**	**0**	**0**	**0**	**40.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	68.239.435	0	0	0	0	0	68.239.435
401	01	00	00	Sueldos, salarios y otras retribuciones	25.645.062	0	0	0	0	0	25.645.062
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	18.745.943	0	0	0	0	0	18.745.943
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	70.098	0	0	0	0	0	70.098
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.643.004	0	0	0	0	0	1.643.004
401	01	18	00	Remuneraciones al personal contratado	1.286.268	0	0	0	0	0	1.286.268
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	242.053	0	0	0	0	0	242.053
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	294.768	0	0	0	0	0	294.768
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	245.640	0	0	0	0	0	245.640
401	01	99	00	Otras retribuciones	3.117.288	0	0	0	0	0	3.117.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.435.232	0	0	0	0	0	2.435.232
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.279.616	0	0	0	0	0	2.279.616
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	155.616	0	0	0	0	0	155.616
401	03	00	00	Primas	6.569.114	0	0	0	0	0	6.569.114
401	03	04	00	Primas por hijos a empleados	349.200	0	0	0	0	0	349.200
401	03	08	00	Primas de profesionalización a empleados	1.230.000	0	0	0	0	0	1.230.000
401	03	09	00	Primas por antigüedad a empleados	3.244.109	0	0	0	0	0	3.244.109
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	808.320	0	0	0	0	0	808.320
401	03	19	00	Primas por hijos de obreros	115.200	0	0	0	0	0	115.200
401	03	21	00	Primas por antigüedad a obreros	340.285	0	0	0	0	0	340.285
401	03	31	00	Primas por riesgo al personal militar y de seguridad	100.000	0	0	0	0	0	100.000
401	03	97	00	Otras primas a empleados	382.000	0	0	0	0	0	382.000
401	04	00	00	Complementos de sueldos y salarios	9.621.027	0	0	0	0	0	9.621.027
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.317.000	0	0	0	0	0	1.317.000
401	04	02	00	Complemento a empleados por trabajo nocturno	303.000	0	0	0	0	0	303.000
401	04	08	00	Bono compensatorio de alimentación a empleados	6.039.000	0	0	0	0	0	6.039.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	531.780	0	0	0	0	0	531.780
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	17.952	0	0	0	0	0	17.952
401	04	16	00	Complemento a obreros por gastos de alimentación	46.095	0	0	0	0	0	46.095
401	04	18	00	Bono compensatorio de alimentación a obreros	930.600	0	0	0	0	0	930.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	396.000	0	0	0	0	0	396.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias	19.800	0	0	0	0	0	19.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				del poder público y de elección popular							
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.800	0	0	0	0	0	19.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.964.726	0	0	0	0	0	3.964.726
401	05	03	00	Bono vacacional a empleados	2.918.193	0	0	0	0	0	2.918.193
401	05	06	00	Bono vacacional a obreros	238.370	0	0	0	0	0	238.370
401	05	08	00	Bono vacacional al personal contratado	730.082	0	0	0	0	0	730.082
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	42.590	0	0	0	0	0	42.590
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	35.491	0	0	0	0	0	35.491
401	06	00	00	Aportes patronales y legales	3.335.191	0	0	0	0	0	3.335.191
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.112.692	0	0	0	0	0	2.112.692
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	484.101	0	0	0	0	0	484.101
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	426.853	0	0	0	0	0	426.853
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	170.623	0	0	0	0	0	170.623
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	41.509	0	0	0	0	0	41.509
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	35.973	0	0	0	0	0	35.973
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	33.170	0	0	0	0	0	33.170
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	14.054	0	0	0	0	0	14.054
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	8.845	0	0	0	0	0	8.845
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	7.371	0	0	0	0	0	7.371
401	07	00	00	Asistencia socio-económica	8.727.119	0	0	0	0	0	8.727.119
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.195.987	0	0	0	0	0	3.195.987
401	07	10	00	Dotación de uniformes a empleados	2.000.000	0	0	0	0	0	2.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	147.456	0	0	0	0	0	147.456
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.700.000	0	0	0	0	0	1.700.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	251.894	0	0	0	0	0	251.894
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	300.000	0	0	0	0	0	300.000
401	07	26	00	Dotación de uniformes a obreros	600.000	0	0	0	0	0	600.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	147.456	0	0	0	0	0	147.456
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	300.000	0	0	0	0	0	300.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	45.996	0	0	0	0	0	45.996

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	38.330	0	0	0	0	0	38.330
401	08	00	00	Prestaciones sociales e indemnizaciones	7.941.964	0	0	0	0	0	7.941.964
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.830.436	0	0	0	0	0	6.830.436
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	605.650	0	0	0	0	0	605.650
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	174.008	0	0	0	0	0	174.008
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	181.021	0	0	0	0	0	181.021
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	150.849	0	0	0	0	0	150.849
403	**00**	**00**	**00**	**Servicios no personales**	**3.271.645**	**0**	**0**	**0**	**0**	**0**	**3.271.645**
403	10	00	00	Servicios profesionales y técnicos	627.456	0	0	0	0	0	627.456
403	10	07	00	Servicios de capacitación y adiestramiento	627.456	0	0	0	0	0	627.456
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.900.000	0	0	0	0	0	1.900.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.900.000	0	0	0	0	0	1.900.000
403	18	00	00	Impuestos indirectos	614.400	0	0	0	0	0	614.400
403	18	01	00	Impuesto al valor agregado	614.400	0	0	0	0	0	614.400
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	129.789	0	0	0	0	0	129.789
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	129.789	0	0	0	0	0	129.789
				Totales	**71.511.080**	**0**	**0**	**0**	**0**	**0**	**71.511.080**

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 020001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**68.239.435**	**0**	**0**	**0**	**0**	**0**	**68.239.435**
401	01	00	00	Sueldos, salarios y otras retribuciones	25.645.062	0	0	0	0	0	25.645.062
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	18.745.943	0	0	0	0	0	18.745.943
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	70.098	0	0	0	0	0	70.098
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.643.004	0	0	0	0	0	1.643.004
401	01	18	00	Remuneraciones al personal contratado	1.286.268	0	0	0	0	0	1.286.268
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	242.053	0	0	0	0	0	242.053
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	294.768	0	0	0	0	0	294.768
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	245.640	0	0	0	0	0	245.640
401	01	99	00	Otras retribuciones	3.117.288	0	0	0	0	0	3.117.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.435.232	0	0	0	0	0	2.435.232
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.279.616	0	0	0	0	0	2.279.616
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	155.616	0	0	0	0	0	155.616
401	03	00	00	Primas	6.569.114	0	0	0	0	0	6.569.114
401	03	04	00	Primas por hijos a empleados	349.200	0	0	0	0	0	349.200
401	03	08	00	Primas de profesionalización a empleados	1.230.000	0	0	0	0	0	1.230.000
401	03	09	00	Primas por antigüedad a empleados	3.244.109	0	0	0	0	0	3.244.109
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	808.320	0	0	0	0	0	808.320
401	03	19	00	Primas por hijos de obreros	115.200	0	0	0	0	0	115.200
401	03	21	00	Primas por antigüedad a obreros	340.285	0	0	0	0	0	340.285
401	03	31	00	Primas por riesgo al personal militar y de seguridad	100.000	0	0	0	0	0	100.000
401	03	97	00	Otras primas a empleados	382.000	0	0	0	0	0	382.000
401	04	00	00	Complementos de sueldos y salarios	9.621.027	0	0	0	0	0	9.621.027
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.317.000	0	0	0	0	0	1.317.000
401	04	02	00	Complemento a empleados por trabajo nocturno	303.000	0	0	0	0	0	303.000
401	04	08	00	Bono compensatorio de alimentación a empleados	6.039.000	0	0	0	0	0	6.039.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	531.780	0	0	0	0	0	531.780

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 020001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	17.952	0	0	0	0	0	17.952
401	04	16	00	Complemento a obreros por gastos de alimentación	46.095	0	0	0	0	0	46.095
401	04	18	00	Bono compensatorio de alimentación a obreros	930.600	0	0	0	0	0	930.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	396.000	0	0	0	0	0	396.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	19.800	0	0	0	0	0	19.800
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.800	0	0	0	0	0	19.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.964.726	0	0	0	0	0	3.964.726
401	05	03	00	Bono vacacional a empleados	2.918.193	0	0	0	0	0	2.918.193
401	05	06	00	Bono vacacional a obreros	238.370	0	0	0	0	0	238.370
401	05	08	00	Bono vacacional al personal contratado	730.082	0	0	0	0	0	730.082
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	42.590	0	0	0	0	0	42.590
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	35.491	0	0	0	0	0	35.491
401	06	00	00	Aportes patronales y legales	3.335.191	0	0	0	0	0	3.335.191
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.112.692	0	0	0	0	0	2.112.692
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	484.101	0	0	0	0	0	484.101
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	426.853	0	0	0	0	0	426.853
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	170.623	0	0	0	0	0	170.623
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	41.509	0	0	0	0	0	41.509
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	35.973	0	0	0	0	0	35.973
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	33.170	0	0	0	0	0	33.170
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	14.054	0	0	0	0	0	14.054
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	8.845	0	0	0	0	0	8.845
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	7.371	0	0	0	0	0	7.371
401	07	00	00	Asistencia socio-económica	8.727.119	0	0	0	0	0	8.727.119
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.195.987	0	0	0	0	0	3.195.987
401	07	10	00	Dotación de uniformes a empleados	2.000.000	0	0	0	0	0	2.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 020001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	147.456	0	0	0	0	0	147.456
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.700.000	0	0	0	0	0	1.700.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	251.894	0	0	0	0	0	251.894
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	300.000	0	0	0	0	0	300.000
401	07	26	00	Dotación de uniformes a obreros	600.000	0	0	0	0	0	600.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	147.456	0	0	0	0	0	147.456
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	300.000	0	0	0	0	0	300.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	45.996	0	0	0	0	0	45.996
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	38.330	0	0	0	0	0	38.330
401	08	00	00	Prestaciones sociales e indemnizaciones	7.941.964	0	0	0	0	0	7.941.964
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.830.436	0	0	0	0	0	6.830.436
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	605.650	0	0	0	0	0	605.650
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	174.008	0	0	0	0	0	174.008
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	181.021	0	0	0	0	0	181.021
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	150.849	0	0	0	0	0	150.849
403	**00**	**00**	**00**	**Servicios no personales**	**3.271.645**	**0**	**0**	**0**	**0**	**0**	**3.271.645**
403	10	00	00	Servicios profesionales y técnicos	627.456	0	0	0	0	0	627.456
403	10	07	00	Servicios de capacitación y adiestramiento	627.456	0	0	0	0	0	627.456
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.900.000	0	0	0	0	0	1.900.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.900.000	0	0	0	0	0	1.900.000
403	18	00	00	Impuestos indirectos	614.400	0	0	0	0	0	614.400
403	18	01	00	Impuesto al valor agregado	614.400	0	0	0	0	0	614.400
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	129.789	0	0	0	0	0	129.789
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	129.789	0	0	0	0	0	129.789
				Totales	**71.511.080**	**0**	**0**	**0**	**0**	**0**	**71.511.080**

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	6.897.330	0	0	0	0	0	6.897.330
402	01	00	00	Productos alimenticios y agropecuarios	411.630	0	0	0	0	0	411.630
402	01	01	00	Alimentos y bebidas para personas	398.250	0	0	0	0	0	398.250
402	01	02	00	Alimentos para animales	2.600	0	0	0	0	0	2.600
402	01	03	00	Productos agrícolas y pecuarios	10.780	0	0	0	0	0	10.780
402	02	00	00	Productos de minas, canteras y yacimientos	23.200	0	0	0	0	0	23.200
402	02	05	00	Piedra, arcilla, arena y tierra	10.000	0	0	0	0	0	10.000
402	02	99	00	Otros productos de minas, canteras y yacimientos	13.200	0	0	0	0	0	13.200
402	03	00	00	Textiles y vestuarios	1.165.490	0	0	0	0	0	1.165.490
402	03	01	00	Textiles	206.800	0	0	0	0	0	206.800
402	03	02	00	Prendas de vestir	837.200	0	0	0	0	0	837.200
402	03	03	00	Calzados	95.090	0	0	0	0	0	95.090
402	03	99	00	Otros productos textiles y vestuarios	26.400	0	0	0	0	0	26.400
402	04	00	00	Productos de cuero y caucho	91.340	0	0	0	0	0	91.340
402	04	02	00	Productos de cuero y sucedáneos del cuero	29.040	0	0	0	0	0	29.040
402	04	03	00	Cauchos y tripas para vehículos	49.100	0	0	0	0	0	49.100
402	04	99	00	Otros productos de cuero y caucho	13.200	0	0	0	0	0	13.200
402	05	00	00	Productos de papel, cartón e impresos	885.710	0	0	0	0	0	885.710
402	05	01	00	Pulpa de madera, papel y cartón	310.000	0	0	0	0	0	310.000
402	05	02	00	Envases y cajas de papel y cartón	37.500	0	0	0	0	0	37.500
402	05	03	00	Productos de papel y cartón para oficina	247.500	0	0	0	0	0	247.500
402	05	04	00	Libros, revistas y periódicos	177.000	0	0	0	0	0	177.000
402	05	05	00	Material de enseñanza	8.670	0	0	0	0	0	8.670
402	05	06	00	Productos de papel y cartón para computación	24.290	0	0	0	0	0	24.290
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	77.280	0	0	0	0	0	77.280
402	05	99	00	Otros productos de pulpa, papel y cartón	3.470	0	0	0	0	0	3.470
402	06	00	00	Productos químicos y derivados	956.130	0	0	0	0	0	956.130
402	06	01	00	Sustancias químicas y de uso industrial	10.560	0	0	0	0	0	10.560
402	06	02	00	Abonos, plaguicidas y otros	79.200	0	0	0	0	0	79.200
402	06	03	00	Tintas, pinturas y colorantes	83.610	0	0	0	0	0	83.610
402	06	04	00	Productos farmacéuticos y medicamentos	334.500	0	0	0	0	0	334.500
402	06	05	00	Productos de tocador	51.100	0	0	0	0	0	51.100
402	06	06	00	Combustibles y lubricantes	50.160	0	0	0	0	0	50.160

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	291.530	0	0	0	0	0	291.530
402	06	09	00	Mezclas explosivas	27.720	0	0	0	0	0	27.720
402	06	99	00	Otros productos de la industria química y conexos	27.750	0	0	0	0	0	27.750
402	07	00	00	Productos minerales no metálicos	371.820	0	0	0	0	0	371.820
402	07	01	00	Productos de barro, loza y porcelana	61.600	0	0	0	0	0	61.600
402	07	02	00	Vidrios y productos de vidrio	10.220	0	0	0	0	0	10.220
402	07	03	00	Productos de arcilla para construcción	100.000	0	0	0	0	0	100.000
402	07	04	00	Cemento, cal y yeso	100.000	0	0	0	0	0	100.000
402	07	99	00	Otros productos minerales no metálicos	100.000	0	0	0	0	0	100.000
402	08	00	00	Productos metálicos	728.060	0	0	0	0	0	728.060
402	08	01	00	Productos primarios de hierro y acero	45.280	0	0	0	0	0	45.280
402	08	02	00	Productos de metales no ferrosos	54.560	0	0	0	0	0	54.560
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	41.540	0	0	0	0	0	41.540
402	08	04	00	Productos metálicos estructurales	52.800	0	0	0	0	0	52.800
402	08	05	00	Materiales de orden público, seguridad y defensa	73.920	0	0	0	0	0	73.920
402	08	07	00	Material de señalamiento	121.260	0	0	0	0	0	121.260
402	08	09	00	Repuestos y accesorios para equipos de transporte	220.000	0	0	0	0	0	220.000
402	08	10	00	Repuestos y accesorios para otros equipos	46.000	0	0	0	0	0	46.000
402	08	99	00	Otros productos metálicos	72.700	0	0	0	0	0	72.700
402	09	00	00	Productos de madera	34.790	0	0	0	0	0	34.790
402	09	01	00	Productos primarios de madera	8.720	0	0	0	0	0	8.720
402	09	02	00	Muebles y accesorios de madera para edificaciones	11.090	0	0	0	0	0	11.090
402	09	99	00	Otros productos de madera	14.980	0	0	0	0	0	14.980
402	10	00	00	Productos varios y útiles diversos	1.980.360	0	0	0	0	0	1.980.360
402	10	01	00	Artículos de deporte, recreación y juguetes	55.500	0	0	0	0	0	55.500
402	10	02	00	Materiales y útiles de limpieza y aseo	219.690	0	0	0	0	0	219.690
402	10	03	00	Utensilios de cocina y comedor	40.860	0	0	0	0	0	40.860
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	53.850	0	0	0	0	0	53.850
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	181.610	0	0	0	0	0	181.610
402	10	06	00	Condecoraciones, ofrendas y similares	77.940	0	0	0	0	0	77.940
402	10	07	00	Productos de seguridad en el trabajo	203.840	0	0	0	0	0	203.840
402	10	08	00	Materiales para equipos de computación	535.360	0	0	0	0	0	535.360
402	10	09	00	Especies timbradas y valores	360	0	0	0	0	0	360

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	414.430	0	0	0	0	0	414.430
402	10	12	00	Materiales para instalaciones sanitarias	128.000	0	0	0	0	0	128.000
402	10	13	00	Materiales fotográficos	8.710	0	0	0	0	0	8.710
402	10	99	00	Otros productos y útiles diversos	60.210	0	0	0	0	0	60.210
402	99	00	00	Otros materiales y suministros	248.800	0	0	0	0	0	248.800
402	99	01	00	Otros materiales y suministros	248.800	0	0	0	0	0	248.800
403	**00**	**00**	**00**	**Servicios no personales**	**28.885.686**	**0**	**0**	**0**	**0**	**0**	**28.885.686**
403	01	00	00	Alquileres de inmuebles	198.400	0	0	0	0	0	198.400
403	01	01	00	Alquileres de edificios y locales	6.400	0	0	0	0	0	6.400
403	01	02	00	Alquileres de instalaciones culturales y recreativas	192.000	0	0	0	0	0	192.000
403	02	00	00	Alquileres de maquinaria y equipos	1.147.280	0	0	0	0	0	1.147.280
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	126.100	0	0	0	0	0	126.100
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	27.300	0	0	0	0	0	27.300
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	1.300	0	0	0	0	0	1.300
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	2.990	0	0	0	0	0	2.990
403	02	99	00	Alquileres de otras maquinaria y equipos	989.590	0	0	0	0	0	989.590
403	03	00	00	Derechos sobre bienes intangibles	325.400	0	0	0	0	0	325.400
403	03	02	00	Derechos de autor	26.400	0	0	0	0	0	26.400
403	03	03	00	Paquetes y programas de computación	299.000	0	0	0	0	0	299.000
403	04	00	00	Servicios básicos	2.522.402	0	0	0	0	0	2.522.402
403	04	01	00	Electricidad	336.440	0	0	0	0	0	336.440
403	04	02	00	Gas	4.000	0	0	0	0	0	4.000
403	04	03	00	Agua	40.610	0	0	0	0	0	40.610
403	04	04	00	Teléfonos	558.620	0	0	0	0	0	558.620
403	04	05	00	Servicio de comunicaciones	1.439.762	0	0	0	0	0	1.439.762
403	04	06	00	Servicio de aseo urbano y domiciliario	42.970	0	0	0	0	0	42.970
403	04	07	00	Servicio de condominio	100.000	0	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	288.470	0	0	0	0	0	288.470
403	06	01	00	Fletes y embalajes	78.520	0	0	0	0	0	78.520
403	06	03	00	Estacionamiento	1.250	0	0	0	0	0	1.250
403	06	04	00	Peaje	300	0	0	0	0	0	300
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	208.400	0	0	0	0	0	208.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.768.320	0	0	0	0	0	1.768.320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	1.251.900	0	0	0	0	0	1.251.900
403	07	03	00	Relaciones sociales	460.910	0	0	0	0	0	460.910
403	07	04	00	Avisos	55.510	0	0	0	0	0	55.510
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.060.000	0	0	0	0	0	2.060.000
403	08	01	00	Primas y gastos de seguros	2.000.000	0	0	0	0	0	2.000.000
403	08	02	00	Comisiones y gastos bancarios	60.000	0	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	221.480	0	0	0	0	0	221.480
403	09	01	00	Viáticos y pasajes dentro del país	219.070	0	0	0	0	0	219.070
403	09	03	00	Asignación por kilómetros recorridos	2.410	0	0	0	0	0	2.410
403	10	00	00	Servicios profesionales y técnicos	8.357.132	0	0	0	0	0	8.357.132
403	10	03	00	Servicios de procesamiento de datos	1.751.491	0	0	0	0	0	1.751.491
403	10	04	00	Servicios de ingeniería y arquitectónicos	5.225.771	0	0	0	0	0	5.225.771
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	26.000	0	0	0	0	0	26.000
403	10	06	00	Servicios de veterinaria	2.600	0	0	0	0	0	2.600
403	10	09	00	Servicios de lavandería y tintorería	5.980	0	0	0	0	0	5.980
403	10	11	00	Servicios para la elaboración y suministro de comida	800.000	0	0	0	0	0	800.000
403	10	99	00	Otros servicios profesionales y técnicos	545.290	0	0	0	0	0	545.290
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.298.860	0	0	0	0	0	3.298.860
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.500.000	0	0	0	0	0	1.500.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	67.200	0	0	0	0	0	67.200
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	19.000	0	0	0	0	0	19.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	8.580	0	0	0	0	0	8.580
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.591.780	0	0	0	0	0	1.591.780
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	92.300	0	0	0	0	0	92.300
403	12	00	00	Conservación y reparaciones menores de obras	4.000.000	0	0	0	0	0	4.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.000.000	0	0	0	0	0	4.000.000
403	15	00	00	Servicios fiscales	6.900	0	0	0	0	0	6.900
403	15	02	00	Tasas y otros derechos obligatorios	5.970	0	0	0	0	0	5.970
403	15	03	00	Asignación a agentes de especies fiscales	930	0	0	0	0	0	930

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	240.000	0	0	0	0	0	240.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	240.000	0	0	0	0	0	240.000
403	18	00	00	Impuestos indirectos	4.167.642	0	0	0	0	0	4.167.642
403	18	01	00	Impuesto al valor agregado	4.165.562	0	0	0	0	0	4.165.562
403	18	99	00	Otros impuestos indirectos	2.080	0	0	0	0	0	2.080
403	99	00	00	Otros servicios no personales	283.400	0	0	0	0	0	283.400
403	99	01	00	Otros servicios no personales	283.400	0	0	0	0	0	283.400
404	**00**	**00**	**00**	**Activos reales**	**20.216.438**	**0**	**0**	**0**	**0**	**0**	**20.216.438**
404	01	00	00	Repuestos y reparaciones mayores	1.534.518	0	0	0	0	0	1.534.518
404	01	01	00	Repuestos mayores	927.318	0	0	0	0	0	927.318
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	264.000	0	0	0	0	0	264.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	13.200	0	0	0	0	0	13.200
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	13.200	0	0	0	0	0	13.200
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	636.918	0	0	0	0	0	636.918
404	01	02	00	Reparaciones mayores de maquinaria y equipos	607.200	0	0	0	0	0	607.200
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	528.000	0	0	0	0	0	528.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	26.400	0	0	0	0	0	26.400
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	26.400	0	0	0	0	0	26.400
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	26.400	0	0	0	0	0	26.400
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	791.890	0	0	0	0	0	791.890
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	340	0	0	0	0	0	340
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	8.700	0	0	0	0	0	8.700
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	204.470	0	0	0	0	0	204.470
404	03	05	00	Maquinaria y equipos industriales y de taller	54.580	0	0	0	0	0	54.580
404	03	06	00	Maquinaria y equipos de energía	515.000	0	0	0	0	0	515.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	8.800	0	0	0	0	0	8.800
404	04	00	00	Equipos de transporte, tracción y elevación	4.029.040	0	0	0	0	0	4.029.040
404	04	01	00	Vehículos automotores terrestres	4.000.000	0	0	0	0	0	4.000.000
404	04	05	00	Vehículos de tracción no motorizados	2.640	0	0	0	0	0	2.640
404	04	99	00	Otros equipos de transporte, tracción y elevación	26.400	0	0	0	0	0	26.400
404	05	00	00	Equipos de comunicaciones y de señalamiento	959.200	0	0	0	0	0	959.200
404	05	01	00	Equipos de telecomunicaciones	830.000	0	0	0	0	0	830.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	02	00	Equipos de señalamiento	50.000	0	0	0	0	0	50.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	79.200	0	0	0	0	0	79.200
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	400.000	0	0	0	0	0	400.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	350.000	0	0	0	0	0	350.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	535.200	0	0	0	0	0	535.200
404	07	02	00	Equipos de enseñanza, deporte y recreación	422.120	0	0	0	0	0	422.120
404	07	03	00	Obras de arte	13.200	0	0	0	0	0	13.200
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	3.520	0	0	0	0	0	3.520
404	07	06	00	Instrumentos musicales y equipos de audio	89.300	0	0	0	0	0	89.300
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	7.060	0	0	0	0	0	7.060
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	369.000	0	0	0	0	0	369.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	250.000	0	0	0	0	0	250.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	119.000	0	0	0	0	0	119.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.554.043	0	0	0	0	0	10.554.043
404	09	01	00	Mobiliario y equipos de oficina	2.500.000	0	0	0	0	0	2.500.000
404	09	02	00	Equipos de computación	3.574.043	0	0	0	0	0	3.574.043
404	09	03	00	Mobiliario y equipos de alojamiento	4.330.000	0	0	0	0	0	4.330.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	150.000	0	0	0	0	0	150.000
404	12	00	00	Activos intangibles	943.547	0	0	0	0	0	943.547
404	12	02	00	Derechos de autor	2.640	0	0	0	0	0	2.640
404	12	04	00	Paquetes y programas de computación	648.907	0	0	0	0	0	648.907
404	12	99	00	Otros activos intangibles	292.000	0	0	0	0	0	292.000
404	99	00	00	Otros activos reales	100.000	0	0	0	0	0	100.000
404	99	01	00	Otros activos reales	100.000	0	0	0	0	0	100.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**75.000**	**0**	**0**	**0**	**0**	**0**	**75.000**
407	01	00	00	Transferencias y donaciones corrientes internas	75.000	0	0	0	0	0	75.000
407	01	01	00	Transferencias corrientes internas al sector privado	75.000	0	0	0	0	0	75.000
407	01	01	73	Subsidios a instituciones benéficas privadas	60.000	0	0	0	0	0	60.000
407	01	01	76	Subsidios a entidades religiosas	15.000	0	0	0	0	0	15.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**800.000**	**0**	**0**	**0**	**0**	**0**	**800.000**
411	11	00	00	Obligaciones de ejercicios anteriores	800.000	0	0	0	0	0	800.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	800.000	0	0	0	0	0	800.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**56.874.454**	**0**	**0**	**0**	**0**	**0**	**56.874.454**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**75.000**	**0**	**0**	**0**	**0**	**0**	**75.000**
407	01	00	00	Transferencias y donaciones corrientes internas	75.000	0	0	0	0	0	75.000
407	01	01	00	Transferencias corrientes internas al sector privado	75.000	0	0	0	0	0	75.000
407	01	01	73	Subsidios a instituciones benéficas privadas	60.000	0	0	0	0	0	60.000
				- S0312 Cruz Roja de Venezuela	15.000	0	0	0	0	0	15.000
				- S0518 Fundación Amigos del Niño con Cáncer.	15.000	0	0	0	0	0	15.000
				- S0756 Hospital San Juan de Dios.	15.000	0	0	0	0	0	15.000
				- S0926 Sociedad Anticancerosa de Venezuela	15.000	0	0	0	0	0	15.000
407	01	01	76	Subsidios a entidades religiosas	15.000	0	0	0	0	0	15.000
				- S1897 Asociación Civil Red de Casas Don Bosco	15.000	0	0	0	0	0	15.000
				Totales	**75.000**	**0**	**0**	**0**	**0**	**0**	**75.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 020002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.897.330**	**0**	**0**	**0**	**0**	**0**	**6.897.330**
402	01	00	00	Productos alimenticios y agropecuarios	411.630	0	0	0	0	0	411.630
402	01	01	00	Alimentos y bebidas para personas	398.250	0	0	0	0	0	398.250
402	01	02	00	Alimentos para animales	2.600	0	0	0	0	0	2.600
402	01	03	00	Productos agrícolas y pecuarios	10.780	0	0	0	0	0	10.780
402	02	00	00	Productos de minas, canteras y yacimientos	23.200	0	0	0	0	0	23.200
402	02	05	00	Piedra, arcilla, arena y tierra	10.000	0	0	0	0	0	10.000
402	02	99	00	Otros productos de minas, canteras y yacimientos	13.200	0	0	0	0	0	13.200
402	03	00	00	Textiles y vestuarios	1.165.490	0	0	0	0	0	1.165.490
402	03	01	00	Textiles	206.800	0	0	0	0	0	206.800
402	03	02	00	Prendas de vestir	837.200	0	0	0	0	0	837.200
402	03	03	00	Calzados	95.090	0	0	0	0	0	95.090
402	03	99	00	Otros productos textiles y vestuarios	26.400	0	0	0	0	0	26.400
402	04	00	00	Productos de cuero y caucho	91.340	0	0	0	0	0	91.340
402	04	02	00	Productos de cuero y sucedáneos del cuero	29.040	0	0	0	0	0	29.040
402	04	03	00	Cauchos y tripas para vehículos	49.100	0	0	0	0	0	49.100
402	04	99	00	Otros productos de cuero y caucho	13.200	0	0	0	0	0	13.200
402	05	00	00	Productos de papel, cartón e impresos	885.710	0	0	0	0	0	885.710
402	05	01	00	Pulpa de madera, papel y cartón	310.000	0	0	0	0	0	310.000
402	05	02	00	Envases y cajas de papel y cartón	37.500	0	0	0	0	0	37.500
402	05	03	00	Productos de papel y cartón para oficina	247.500	0	0	0	0	0	247.500
402	05	04	00	Libros, revistas y periódicos	177.000	0	0	0	0	0	177.000
402	05	05	00	Material de enseñanza	8.670	0	0	0	0	0	8.670
402	05	06	00	Productos de papel y cartón para computación	24.290	0	0	0	0	0	24.290
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	77.280	0	0	0	0	0	77.280
402	05	99	00	Otros productos de pulpa, papel y cartón	3.470	0	0	0	0	0	3.470
402	06	00	00	Productos químicos y derivados	956.130	0	0	0	0	0	956.130
402	06	01	00	Sustancias químicas y de uso industrial	10.560	0	0	0	0	0	10.560

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 020002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	02	00	Abonos, plaguicidas y otros	79.200	0	0	0	0	0	79.200
402	06	03	00	Tintas, pinturas y colorantes	83.610	0	0	0	0	0	83.610
402	06	04	00	Productos farmacéuticos y medicamentos	334.500	0	0	0	0	0	334.500
402	06	05	00	Productos de tocador	51.100	0	0	0	0	0	51.100
402	06	06	00	Combustibles y lubricantes	50.160	0	0	0	0	0	50.160
402	06	08	00	Productos plásticos	291.530	0	0	0	0	0	291.530
402	06	09	00	Mezclas explosivas	27.720	0	0	0	0	0	27.720
402	06	99	00	Otros productos de la industria química y conexos	27.750	0	0	0	0	0	27.750
402	07	00	00	Productos minerales no metálicos	371.820	0	0	0	0	0	371.820
402	07	01	00	Productos de barro, loza y porcelana	61.600	0	0	0	0	0	61.600
402	07	02	00	Vidrios y productos de vidrio	10.220	0	0	0	0	0	10.220
402	07	03	00	Productos de arcilla para construcción	100.000	0	0	0	0	0	100.000
402	07	04	00	Cemento, cal y yeso	100.000	0	0	0	0	0	100.000
402	07	99	00	Otros productos minerales no metálicos	100.000	0	0	0	0	0	100.000
402	08	00	00	Productos metálicos	728.060	0	0	0	0	0	728.060
402	08	01	00	Productos primarios de hierro y acero	45.280	0	0	0	0	0	45.280
402	08	02	00	Productos de metales no ferrosos	54.560	0	0	0	0	0	54.560
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	41.540	0	0	0	0	0	41.540
402	08	04	00	Productos metálicos estructurales	52.800	0	0	0	0	0	52.800
402	08	05	00	Materiales de orden público, seguridad y defensa	73.920	0	0	0	0	0	73.920
402	08	07	00	Material de señalamiento	121.260	0	0	0	0	0	121.260
402	08	09	00	Repuestos y accesorios para equipos de transporte	220.000	0	0	0	0	0	220.000
402	08	10	00	Repuestos y accesorios para otros equipos	46.000	0	0	0	0	0	46.000
402	08	99	00	Otros productos metálicos	72.700	0	0	0	0	0	72.700
402	09	00	00	Productos de madera	34.790	0	0	0	0	0	34.790
402	09	01	00	Productos primarios de madera	8.720	0	0	0	0	0	8.720
402	09	02	00	Muebles y accesorios de madera para edificaciones	11.090	0	0	0	0	0	11.090
402	09	99	00	Otros productos de madera	14.980	0	0	0	0	0	14.980

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 020002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	1.980.360	0	0	0	0	0	1.980.360
402	10	01	00	Artículos de deporte, recreación y juguetes	55.500	0	0	0	0	0	55.500
402	10	02	00	Materiales y útiles de limpieza y aseo	219.690	0	0	0	0	0	219.690
402	10	03	00	Utensilios de cocina y comedor	40.860	0	0	0	0	0	40.860
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	53.850	0	0	0	0	0	53.850
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	181.610	0	0	0	0	0	181.610
402	10	06	00	Condecoraciones, ofrendas y similares	77.940	0	0	0	0	0	77.940
402	10	07	00	Productos de seguridad en el trabajo	203.840	0	0	0	0	0	203.840
402	10	08	00	Materiales para equipos de computación	535.360	0	0	0	0	0	535.360
402	10	09	00	Especies timbradas y valores	360	0	0	0	0	0	360
402	10	11	00	Materiales eléctricos	414.430	0	0	0	0	0	414.430
402	10	12	00	Materiales para instalaciones sanitarias	128.000	0	0	0	0	0	128.000
402	10	13	00	Materiales fotográficos	8.710	0	0	0	0	0	8.710
402	10	99	00	Otros productos y útiles diversos	60.210	0	0	0	0	0	60.210
402	99	00	00	Otros materiales y suministros	248.800	0	0	0	0	0	248.800
402	99	01	00	Otros materiales y suministros	248.800	0	0	0	0	0	248.800
403	**00**	**00**	**00**	**Servicios no personales**	**28.885.686**	**0**	**0**	**0**	**0**	**0**	**28.885.686**
403	01	00	00	Alquileres de inmuebles	198.400	0	0	0	0	0	198.400
403	01	01	00	Alquileres de edificios y locales	6.400	0	0	0	0	0	6.400
403	01	02	00	Alquileres de instalaciones culturales y recreativas	192.000	0	0	0	0	0	192.000
403	02	00	00	Alquileres de maquinaria y equipos	1.147.280	0	0	0	0	0	1.147.280
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	126.100	0	0	0	0	0	126.100
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	27.300	0	0	0	0	0	27.300
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	1.300	0	0	0	0	0	1.300
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	2.990	0	0	0	0	0	2.990
403	02	99	00	Alquileres de otras maquinaria y equipos	989.590	0	0	0	0	0	989.590
403	03	00	00	Derechos sobre bienes intangibles	325.400	0	0	0	0	0	325.400
403	03	02	00	Derechos de autor	26.400	0	0	0	0	0	26.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 020002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	03	03	00	Paquetes y programas de computación	299.000	0	0	0	0	0	299.000
403	04	00	00	Servicios básicos	2.522.402	0	0	0	0	0	2.522.402
403	04	01	00	Electricidad	336.440	0	0	0	0	0	336.440
403	04	02	00	Gas	4.000	0	0	0	0	0	4.000
403	04	03	00	Agua	40.610	0	0	0	0	0	40.610
403	04	04	00	Teléfonos	558.620	0	0	0	0	0	558.620
403	04	05	00	Servicio de comunicaciones	1.439.762	0	0	0	0	0	1.439.762
403	04	06	00	Servicio de aseo urbano y domiciliario	42.970	0	0	0	0	0	42.970
403	04	07	00	Servicio de condominio	100.000	0	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	288.470	0	0	0	0	0	288.470
403	06	01	00	Fletes y embalajes	78.520	0	0	0	0	0	78.520
403	06	03	00	Estacionamiento	1.250	0	0	0	0	0	1.250
403	06	04	00	Peaje	300	0	0	0	0	0	300
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	208.400	0	0	0	0	0	208.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.768.320	0	0	0	0	0	1.768.320
403	07	02	00	Imprenta y reproducción	1.251.900	0	0	0	0	0	1.251.900
403	07	03	00	Relaciones sociales	460.910	0	0	0	0	0	460.910
403	07	04	00	Avisos	55.510	0	0	0	0	0	55.510
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.060.000	0	0	0	0	0	2.060.000
403	08	01	00	Primas y gastos de seguros	2.000.000	0	0	0	0	0	2.000.000
403	08	02	00	Comisiones y gastos bancarios	60.000	0	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	221.480	0	0	0	0	0	221.480
403	09	01	00	Viáticos y pasajes dentro del pais	219.070	0	0	0	0	0	219.070
403	09	03	00	Asignación por kilómetros recorridos	2.410	0	0	0	0	0	2.410
403	10	00	00	Servicios profesionales y técnicos	8.357.132	0	0	0	0	0	8.357.132
403	10	03	00	Servicios de procesamiento de datos	1.751.491	0	0	0	0	0	1.751.491
403	10	04	00	Servicios de ingeniería y arquitectónicos	5.225.771	0	0	0	0	0	5.225.771
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	26.000	0	0	0	0	0	26.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 020002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	06	00	Servicios de veterinaria	2.600	0	0	0	0	0	2.600
403	10	09	00	Servicios de lavandería y tintorería	5.980	0	0	0	0	0	5.980
403	10	11	00	Servicios para la elaboración y suministro de comida	800.000	0	0	0	0	0	800.000
403	10	99	00	Otros servicios profesionales y técnicos	545.290	0	0	0	0	0	545.290
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.298.860	0	0	0	0	0	3.298.860
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.500.000	0	0	0	0	0	1.500.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	67.200	0	0	0	0	0	67.200
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	19.000	0	0	0	0	0	19.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	8.580	0	0	0	0	0	8.580
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.591.780	0	0	0	0	0	1.591.780
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	92.300	0	0	0	0	0	92.300
403	12	00	00	Conservación y reparaciones menores de obras	4.000.000	0	0	0	0	0	4.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.000.000	0	0	0	0	0	4.000.000
403	15	00	00	Servicios fiscales	6.900	0	0	0	0	0	6.900
403	15	02	00	Tasas y otros derechos obligatorios	5.970	0	0	0	0	0	5.970
403	15	03	00	Asignación a agentes de especies fiscales	930	0	0	0	0	0	930
403	16	00	00	Servicios de diversión, esparcimiento y culturales	240.000	0	0	0	0	0	240.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	240.000	0	0	0	0	0	240.000
403	18	00	00	Impuestos indirectos	4.167.642	0	0	0	0	0	4.167.642
403	18	01	00	Impuesto al valor agregado	4.165.562	0	0	0	0	0	4.165.562
403	18	99	00	Otros impuestos indirectos	2.080	0	0	0	0	0	2.080
403	99	00	00	Otros servicios no personales	283.400	0	0	0	0	0	283.400
403	99	01	00	Otros servicios no personales	283.400	0	0	0	0	0	283.400
404	**00**	**00**	**00**	**Activos reales**	**20.216.438**	**0**	**0**	**0**	**0**	**0**	**20.216.438**
404	01	00	00	Repuestos y reparaciones mayores	1.534.518	0	0	0	0	0	1.534.518

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 020002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	00	Repuestos mayores	927.318	0	0	0	0	0	927.318
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	264.000	0	0	0	0	0	264.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	13.200	0	0	0	0	0	13.200
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	13.200	0	0	0	0	0	13.200
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	636.918	0	0	0	0	0	636.918
404	01	02	00	Reparaciones mayores de maquinaria y equipos	607.200	0	0	0	0	0	607.200
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	528.000	0	0	0	0	0	528.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	26.400	0	0	0	0	0	26.400
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	26.400	0	0	0	0	0	26.400
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	26.400	0	0	0	0	0	26.400
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	791.890	0	0	0	0	0	791.890
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	340	0	0	0	0	0	340
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	8.700	0	0	0	0	0	8.700
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	204.470	0	0	0	0	0	204.470
404	03	05	00	Maquinaria y equipos industriales y de taller	54.580	0	0	0	0	0	54.580
404	03	06	00	Maquinaria y equipos de energía	515.000	0	0	0	0	0	515.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	8.800	0	0	0	0	0	8.800
404	04	00	00	Equipos de transporte, tracción y elevación	4.029.040	0	0	0	0	0	4.029.040
404	04	01	00	Vehículos automotores terrestres	4.000.000	0	0	0	0	0	4.000.000
404	04	05	00	Vehículos de tracción no motorizados	2.640	0	0	0	0	0	2.640
404	04	99	00	Otros equipos de transporte, tracción y elevación	26.400	0	0	0	0	0	26.400
404	05	00	00	Equipos de comunicaciones y de señalamiento	959.200	0	0	0	0	0	959.200
404	05	01	00	Equipos de telecomunicaciones	830.000	0	0	0	0	0	830.000
404	05	02	00	Equipos de señalamiento	50.000	0	0	0	0	0	50.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	79.200	0	0	0	0	0	79.200
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	400.000	0	0	0	0	0	400.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	350.000	0	0	0	0	0	350.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 020002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	535.200	0	0	0	0	0	535.200
404	07	02	00	Equipos de enseñanza, deporte y recreación	422.120	0	0	0	0	0	422.120
404	07	03	00	Obras de arte	13.200	0	0	0	0	0	13.200
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	3.520	0	0	0	0	0	3.520
404	07	06	00	Instrumentos musicales y equipos de audio	89.300	0	0	0	0	0	89.300
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	7.060	0	0	0	0	0	7.060
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	369.000	0	0	0	0	0	369.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	250.000	0	0	0	0	0	250.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	119.000	0	0	0	0	0	119.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.554.043	0	0	0	0	0	10.554.043
404	09	01	00	Mobiliario y equipos de oficina	2.500.000	0	0	0	0	0	2.500.000
404	09	02	00	Equipos de computación	3.574.043	0	0	0	0	0	3.574.043
404	09	03	00	Mobiliario y equipos de alojamiento	4.330.000	0	0	0	0	0	4.330.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	150.000	0	0	0	0	0	150.000
404	12	00	00	Activos intangibles	943.547	0	0	0	0	0	943.547
404	12	02	00	Derechos de autor	2.640	0	0	0	0	0	2.640
404	12	04	00	Paquetes y programas de computación	648.907	0	0	0	0	0	648.907
404	12	99	00	Otros activos intangibles	292.000	0	0	0	0	0	292.000
404	99	00	00	Otros activos reales	100.000	0	0	0	0	0	100.000
404	99	01	00	Otros activos reales	100.000	0	0	0	0	0	100.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**800.000**	**0**	**0**	**0**	**0**	**0**	**800.000**
411	11	00	00	Obligaciones de ejercicios anteriores	800.000	0	0	0	0	0	800.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	800.000	0	0	0	0	0	800.000
				Totales	**56.799.454**	**0**	**0**	**0**	**0**	**0**	**56.799.454**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 020002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**75.000**	**0**	**0**	**0**	**0**	**0**	**75.000**
407	01	00	00	Transferencias y donaciones corrientes internas	75.000	0	0	0	0	0	75.000
407	01	01	00	Transferencias corrientes internas al sector privado	75.000	0	0	0	0	0	75.000
407	01	01	73	Subsidios a instituciones benéficas privadas	60.000	0	0	0	0	0	60.000
407	01	01	76	Subsidios a entidades religiosas	15.000	0	0	0	0	0	15.000
				Totales	**75.000**	**0**	**0**	**0**	**0**	**0**	**75.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**135.432.585**	**0**	**0**	**0**	**0**	**0**	**135.432.585**
407	01	00	00	Transferencias y donaciones corrientes internas	135.432.585	0	0	0	0	0	135.432.585
407	01	01	00	Transferencias corrientes internas al sector privado	135.432.585	0	0	0	0	0	135.432.585
407	01	01	01	Pensiones del personal empleado, obrero y militar	9.564.480	0	0	0	0	0	9.564.480
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	103.429.173	0	0	0	0	0	103.429.173
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	290.513	0	0	0	0	0	290.513
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	713.510	0	0	0	0	0	713.510
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	12.308.211	0	0	0	0	0	12.308.211
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	9.126.698	0	0	0	0	0	9.126.698
				Totales	**135.432.585**	**0**	**0**	**0**	**0**	**0**	**135.432.585**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 020003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**135.432.585**	**0**	**0**	**0**	**0**	**0**	**135.432.585**
407	01	00	00	Transferencias y donaciones corrientes internas	135.432.585	0	0	0	0	0	135.432.585
407	01	01	00	Transferencias corrientes internas al sector privado	135.432.585	0	0	0	0	0	135.432.585
407	01	01	01	Pensiones del personal empleado, obrero y militar	9.564.480	0	0	0	0	0	9.564.480
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	103.429.173	0	0	0	0	0	103.429.173
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	290.513	0	0	0	0	0	290.513
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	713.510	0	0	0	0	0	713.510
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	12.308.211	0	0	0	0	0	12.308.211
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	9.126.698	0	0	0	0	0	9.126.698
				Totales	**135.432.585**	**0**	**0**	**0**	**0**	**0**	**135.432.585**

03

Consejo Nacional Electoral

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.580.623.049**	**0**	**0**	**0**	**0**	**0**	**1.580.623.049**
401	01	00	00	Sueldos, salarios y otras retribuciones	485.437.794	0	0	0	0	0	485.437.794
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	298.821.744	0	0	0	0	0	298.821.744
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	16.678.200	0	0	0	0	0	16.678.200
401	01	12	00	Salarios a obreros en puestos no permanentes	4.766.450	0	0	0	0	0	4.766.450
401	01	18	00	Remuneraciones al personal contratado	75.181.597	0	0	0	0	0	75.181.597
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	2.730.236	0	0	0	0	0	2.730.236
401	01	99	00	Otras retribuciones	87.259.567	0	0	0	0	0	87.259.567
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	63.099.989	0	0	0	0	0	63.099.989
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	59.764.349	0	0	0	0	0	59.764.349
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	3.335.640	0	0	0	0	0	3.335.640
401	03	00	00	Primas	107.616.624	0	0	0	0	0	107.616.624
401	03	08	00	Primas de profesionalización a empleados	62.357.674	0	0	0	0	0	62.357.674
401	03	09	00	Primas por antigüedad a empleados	36.389.129	0	0	0	0	0	36.389.129
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.742.184	0	0	0	0	0	1.742.184
401	03	21	00	Primas por antigüedad a obreros	2.094.407	0	0	0	0	0	2.094.407
401	03	40	00	Primas de profesionalización al personal contratado	4.996.930	0	0	0	0	0	4.996.930
401	03	98	00	Otras primas a obreros	36.300	0	0	0	0	0	36.300
401	04	00	00	Complementos de sueldos y salarios	156.514.281	0	0	0	0	0	156.514.281
401	04	02	00	Complemento a empleados por trabajo nocturno	2.293.905	0	0	0	0	0	2.293.905
401	04	06	00	Complemento a empleados por comisión de servicios	6.930.816	0	0	0	0	0	6.930.816
401	04	08	00	Bono compensatorio de alimentación a empleados	100.642.704	0	0	0	0	0	100.642.704
401	04	18	00	Bono compensatorio de alimentación a obreros	11.874.800	0	0	0	0	0	11.874.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	34.372.552	0	0	0	0	0	34.372.552
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	263.424	0	0	0	0	0	263.424
401	04	97	00	Otros complementos a obreros	136.080	0	0	0	0	0	136.080
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	91.152.351	0	0	0	0	0	91.152.351
401	05	01	00	Aguinaldos a empleados	477.000	0	0	0	0	0	477.000
401	05	03	00	Bono vacacional a empleados	82.342.859	0	0	0	0	0	82.342.859
401	05	06	00	Bono vacacional a obreros	3.102.340	0	0	0	0	0	3.102.340

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	07	00	Aguinaldos al personal contratado	141.250	0	0	0	0	0	141.250
401	05	08	00	Bono vacacional al personal contratado	4.413.028	0	0	0	0	0	4.413.028
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	675.874	0	0	0	0	0	675.874
401	06	00	00	Aportes patronales y legales	98.351.829	0	0	0	0	0	98.351.829
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	49.556.265	0	0	0	0	0	49.556.265
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	18.563.445	0	0	0	0	0	18.563.445
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	9.564.906	0	0	0	0	0	9.564.906
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	5.474.692	0	0	0	0	0	5.474.692
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.990.797	0	0	0	0	0	1.990.797
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	400.277	0	0	0	0	0	400.277
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	9.147.903	0	0	0	0	0	9.147.903
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.153.102	0	0	0	0	0	1.153.102
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	125.136	0	0	0	0	0	125.136
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	54.605	0	0	0	0	0	54.605
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	45.504	0	0	0	0	0	45.504
401	06	95	00	Otros aportes legales por personal contratado	2.275.197	0	0	0	0	0	2.275.197
401	07	00	00	Asistencia socio-económica	359.928.699	0	0	0	0	0	359.928.699
401	07	02	00	Becas a empleados	5.681.000	0	0	0	0	0	5.681.000
401	07	03	00	Ayudas por matrimonio a empleados	4.315.000	0	0	0	0	0	4.315.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.315.000	0	0	0	0	0	4.315.000
401	07	05	00	Ayudas por defunción a empleados	2.157.500	0	0	0	0	0	2.157.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	35.858.609	0	0	0	0	0	35.858.609
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	240.777.422	0	0	0	0	0	240.777.422
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.896.000	0	0	0	0	0	5.896.000
401	07	10	00	Dotación de uniformes a empleados	4.457.551	0	0	0	0	0	4.457.551
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	21.613.129	0	0	0	0	0	21.613.129
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.831.600	0	0	0	0	0	3.831.600
401	07	18	00	Becas a obreros	923.000	0	0	0	0	0	923.000
401	07	19	00	Ayudas por matrimonio de obreros	440.000	0	0	0	0	0	440.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	20	00	Ayudas por nacimiento de hijos de obreros	440.000	0	0	0	0	0	440.000
401	07	21	00	Ayudas por defunción a obreros	220.000	0	0	0	0	0	220.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.001.384	0	0	0	0	0	2.001.384
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	19.728.135	0	0	0	0	0	19.728.135
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	481.000	0	0	0	0	0	481.000
401	07	26	00	Dotación de uniformes a obreros	2.868.750	0	0	0	0	0	2.868.750
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.371.900	0	0	0	0	0	2.371.900
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	980.400	0	0	0	0	0	980.400
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	273.024	0	0	0	0	0	273.024
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	298.295	0	0	0	0	0	298.295
401	08	00	00	Prestaciones sociales e indemnizaciones	218.521.482	0	0	0	0	0	218.521.482
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	185.361.738	0	0	0	0	0	185.361.738
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	7.864.417	0	0	0	0	0	7.864.417
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	24.465.327	0	0	0	0	0	24.465.327
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	830.000	0	0	0	0	0	830.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**56.084.668**	**0**	**0**	**0**	**0**	**0**	**56.084.668**
402	01	00	00	Productos alimenticios y agropecuarios	6.002.457	0	0	0	0	0	6.002.457
402	01	01	00	Alimentos y bebidas para personas	6.002.457	0	0	0	0	0	6.002.457
402	02	00	00	Productos de minas, canteras y yacimientos	9.792	0	0	0	0	0	9.792
402	02	05	00	Piedra, arcilla, arena y tierra	9.792	0	0	0	0	0	9.792
402	03	00	00	Textiles y vestuarios	1.479.789	0	0	0	0	0	1.479.789
402	03	01	00	Textiles	115.145	0	0	0	0	0	115.145
402	03	02	00	Prendas de vestir	1.352.444	0	0	0	0	0	1.352.444
402	03	99	00	Otros productos textiles y vestuarios	12.200	0	0	0	0	0	12.200
402	04	00	00	Productos de cuero y caucho	1.266.252	0	0	0	0	0	1.266.252
402	04	02	00	Productos de cuero y sucedáneos del cuero	4.896	0	0	0	0	0	4.896
402	04	03	00	Cauchos y tripas para vehículos	1.261.356	0	0	0	0	0	1.261.356
402	05	00	00	Productos de papel, cartón e impresos	14.198.685	0	0	0	0	0	14.198.685
402	05	01	00	Pulpa de madera, papel y cartón	5.988.179	0	0	0	0	0	5.988.179
402	05	02	00	Envases y cajas de papel y cartón	2.364	0	0	0	0	0	2.364

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	8.152.131	0	0	0	0	0	8.152.131
402	05	04	00	Libros, revistas y periódicos	9.316	0	0	0	0	0	9.316
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	36.993	0	0	0	0	0	36.993
402	05	99	00	Otros productos de pulpa, papel y cartón	9.702	0	0	0	0	0	9.702
402	06	00	00	Productos químicos y derivados	5.360.368	0	0	0	0	0	5.360.368
402	06	01	00	Sustancias químicas y de uso industrial	60.058	0	0	0	0	0	60.058
402	06	02	00	Abonos, plaguicidas y otros	606.895	0	0	0	0	0	606.895
402	06	03	00	Tintas, pinturas y colorantes	222.899	0	0	0	0	0	222.899
402	06	04	00	Productos farmacéuticos y medicamentos	866.422	0	0	0	0	0	866.422
402	06	05	00	Productos de tocador	51.160	0	0	0	0	0	51.160
402	06	06	00	Combustibles y lubricantes	1.171.054	0	0	0	0	0	1.171.054
402	06	08	00	Productos plásticos	2.330.282	0	0	0	0	0	2.330.282
402	06	99	00	Otros productos de la industria química y conexos	51.598	0	0	0	0	0	51.598
402	07	00	00	Productos minerales no metálicos	19.568	0	0	0	0	0	19.568
402	07	02	00	Vidrios y productos de vidrio	3.380	0	0	0	0	0	3.380
402	07	04	00	Cemento, cal y yeso	7.644	0	0	0	0	0	7.644
402	07	99	00	Otros productos minerales no metálicos	8.544	0	0	0	0	0	8.544
402	08	00	00	Productos metálicos	993.582	0	0	0	0	0	993.582
402	08	01	00	Productos primarios de hierro y acero	7.652	0	0	0	0	0	7.652
402	08	02	00	Productos de metales no ferrosos	1.000	0	0	0	0	0	1.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	389.775	0	0	0	0	0	389.775
402	08	04	00	Productos metálicos estructurales	44.568	0	0	0	0	0	44.568
402	08	05	00	Materiales de orden público, seguridad y defensa	25.720	0	0	0	0	0	25.720
402	08	07	00	Material de señalamiento	9.454	0	0	0	0	0	9.454
402	08	09	00	Repuestos y accesorios para equipos de transporte	177.733	0	0	0	0	0	177.733
402	08	10	00	Repuestos y accesorios para otros equipos	24.031	0	0	0	0	0	24.031
402	08	99	00	Otros productos metálicos	313.649	0	0	0	0	0	313.649
402	09	00	00	Productos de madera	77.301	0	0	0	0	0	77.301
402	09	01	00	Productos primarios de madera	52.656	0	0	0	0	0	52.656
402	09	99	00	Otros productos de madera	24.645	0	0	0	0	0	24.645
402	10	00	00	Productos varios y útiles diversos	25.907.984	0	0	0	0	0	25.907.984

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	1.658.511	0	0	0	0	0	1.658.511
402	10	03	00	Utensilios de cocina y comedor	23.593	0	0	0	0	0	23.593
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	50.491	0	0	0	0	0	50.491
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.765.020	0	0	0	0	0	2.765.020
402	10	06	00	Condecoraciones, ofrendas y similares	68.855	0	0	0	0	0	68.855
402	10	07	00	Productos de seguridad en el trabajo	242.665	0	0	0	0	0	242.665
402	10	08	00	Materiales para equipos de computación	18.305.854	0	0	0	0	0	18.305.854
402	10	11	00	Materiales eléctricos	2.271.888	0	0	0	0	0	2.271.888
402	10	12	00	Materiales para instalaciones sanitarias	59.723	0	0	0	0	0	59.723
402	10	13	00	Materiales fotográficos	708	0	0	0	0	0	708
402	10	99	00	Otros productos y útiles diversos	460.676	0	0	0	0	0	460.676
402	99	00	00	Otros materiales y suministros	768.890	0	0	0	0	0	768.890
402	99	01	00	Otros materiales y suministros	768.890	0	0	0	0	0	768.890
403	**00**	**00**	**00**	**Servicios no personales**	**351.451.484**	**0**	**0**	0	0	0	**351.451.484**
403	01	00	00	Alquileres de inmuebles	39.561.543	0	0	0	0	0	39.561.543
403	01	01	00	Alquileres de edificios y locales	39.445.543	0	0	0	0	0	39.445.543
403	01	02	00	Alquileres de instalaciones culturales y recreativas	116.000	0	0	0	0	0	116.000
403	02	00	00	Alquileres de maquinaria y equipos	27.348.150	0	0	0	0	0	27.348.150
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	27.348.150	0	0	0	0	0	27.348.150
403	04	00	00	Servicios básicos	55.688.072	0	0	0	0	0	55.688.072
403	04	01	00	Electricidad	814.258	0	0	0	0	0	814.258
403	04	03	00	Agua	198.114	0	0	0	0	0	198.114
403	04	04	00	Teléfonos	49.411.140	0	0	0	0	0	49.411.140
403	04	05	00	Servicio de comunicaciones	5.003.600	0	0	0	0	0	5.003.600
403	04	06	00	Servicio de aseo urbano y domiciliario	260.960	0	0	0	0	0	260.960
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	600.000	0	0	0	0	0	600.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	600.000	0	0	0	0	0	600.000
403	06	00	00	Servicios de transporte y almacenaje	48.320	0	0	0	0	0	48.320
403	06	01	00	Fletes y embalajes	38.320	0	0	0	0	0	38.320
403	06	03	00	Estacionamiento	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	23.741.522	0	0	0	0	0	23.741.522

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	01	00	Publicidad y propaganda	10.122.000	0	0	0	0	0	10.122.000
403	07	02	00	Imprenta y reproducción	1.626.294	0	0	0	0	0	1.626.294
403	07	03	00	Relaciones sociales	9.903.793	0	0	0	0	0	9.903.793
403	07	04	00	Avisos	2.089.435	0	0	0	0	0	2.089.435
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	26.423.437	0	0	0	0	0	26.423.437
403	08	01	00	Primas y gastos de seguros	26.416.646	0	0	0	0	0	26.416.646
403	08	02	00	Comisiones y gastos bancarios	6.791	0	0	0	0	0	6.791
403	09	00	00	Viáticos y pasajes	26.865.904	0	0	0	0	0	26.865.904
403	09	01	00	Viáticos y pasajes dentro del país	18.768.442	0	0	0	0	0	18.768.442
403	09	02	00	Viáticos y pasajes fuera del país	8.097.462	0	0	0	0	0	8.097.462
403	10	00	00	Servicios profesionales y técnicos	19.060.479	0	0	0	0	0	19.060.479
403	10	01	00	Servicios jurídicos	103.824	0	0	0	0	0	103.824
403	10	03	00	Servicios de procesamiento de datos	10.390.000	0	0	0	0	0	10.390.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	287.975	0	0	0	0	0	287.975
403	10	07	00	Servicios de capacitación y adiestramiento	2.216.676	0	0	0	0	0	2.216.676
403	10	09	00	Servicios de lavandería y tintorería	590.944	0	0	0	0	0	590.944
403	10	11	00	Servicios para la elaboración y suministro de comida	2.044.200	0	0	0	0	0	2.044.200
403	10	99	00	Otros servicios profesionales y técnicos	3.426.860	0	0	0	0	0	3.426.860
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	17.466.561	0	0	0	0	0	17.466.561
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.746.200	0	0	0	0	0	11.746.200
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.900	0	0	0	0	0	2.900
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.531.461	0	0	0	0	0	3.531.461
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.186.000	0	0	0	0	0	2.186.000
403	12	00	00	Conservación y reparaciones menores de obras	7.946.520	0	0	0	0	0	7.946.520
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	7.946.520	0	0	0	0	0	7.946.520
403	16	00	00	Servicios de diversión, esparcimiento y culturales	134.000	0	0	0	0	0	134.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	134.000	0	0	0	0	0	134.000
403	18	00	00	Impuestos indirectos	50.966.343	0	0	0	0	0	50.966.343
403	18	01	00	Impuesto al valor agregado	50.007.543	0	0	0	0	0	50.007.543
403	18	99	00	Otros impuestos indirectos	958.800	0	0	0	0	0	958.800
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.787.769	0	0	0	0	0	3.787.769

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.787.769	0	0	0	0	0	3.787.769
403	99	00	00	Otros servicios no personales	51.812.864	0	0	0	0	0	51.812.864
403	99	01	00	Otros servicios no personales	51.812.864	0	0	0	0	0	51.812.864
404	**00**	**00**	**00**	**Activos reales**	**30.547.850**	**0**	**0**	**0**	**0**	**0**	**30.547.850**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.077.509	0	0	0	0	0	1.077.509
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	89.683	0	0	0	0	0	89.683
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	2.844	0	0	0	0	0	2.844
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	755.729	0	0	0	0	0	755.729
404	03	05	00	Maquinaria y equipos industriales y de taller	10.750	0	0	0	0	0	10.750
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	218.503	0	0	0	0	0	218.503
404	04	00	00	Equipos de transporte, tracción y elevación	4.782.733	0	0	0	0	0	4.782.733
404	04	01	00	Vehículos automotores terrestres	4.691.660	0	0	0	0	0	4.691.660
404	04	05	00	Vehículos de tracción no motorizados	35.873	0	0	0	0	0	35.873
404	04	06	00	Equipos auxiliares de transporte	55.200	0	0	0	0	0	55.200
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.487.975	0	0	0	0	0	1.487.975
404	05	01	00	Equipos de telecomunicaciones	1.399.495	0	0	0	0	0	1.399.495
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	88.480	0	0	0	0	0	88.480
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	230.735	0	0	0	0	0	230.735
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	230.735	0	0	0	0	0	230.735
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	177.965	0	0	0	0	0	177.965
404	07	01	00	Equipos científicos y de laboratorio	7.250	0	0	0	0	0	7.250
404	07	02	00	Equipos de enseñanza, deporte y recreación	170.715	0	0	0	0	0	170.715
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	62.800	0	0	0	0	0	62.800
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	62.800	0	0	0	0	0	62.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.424.005	0	0	0	0	0	13.424.005
404	09	01	00	Mobiliario y equipos de oficina	2.044.898	0	0	0	0	0	2.044.898
404	09	02	00	Equipos de computación	9.813.571	0	0	0	0	0	9.813.571
404	09	03	00	Mobiliario y equipos de alojamiento	1.032.000	0	0	0	0	0	1.032.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	533.536	0	0	0	0	0	533.536
404	10	00	00	Semovientes	25.000	0	0	0	0	0	25.000
404	10	01	00	Semovientes	25.000	0	0	0	0	0	25.000

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	11	00	00	Inmuebles, maquinaria y equipos usados	37.341	0	0	0	0	0	37.341
404	11	05	00	Adquisición de maquinaria y equipos usados	37.341	0	0	0	0	0	37.341
404	11	05	01	Maquinaria y demás equipos de construcción, campo, industria y taller	37.341	0	0	0	0	0	37.341
404	12	00	00	Activos intangibles	9.195.298	0	0	0	0	0	9.195.298
404	12	04	00	Paquetes y programas de computación	9.195.298	0	0	0	0	0	9.195.298
404	99	00	00	Otros activos reales	46.489	0	0	0	0	0	46.489
404	99	01	00	Otros activos reales	46.489	0	0	0	0	0	46.489
407	**00**	**00**	**00**	**Transferencias y donaciones**	**501.638.143**	**0**	**0**	**0**	**0**	**0**	**501.638.143**
407	01	00	00	Transferencias y donaciones corrientes internas	501.338.143	0	0	0	0	0	501.338.143
407	01	01	00	Transferencias corrientes internas al sector privado	481.034.588	0	0	0	0	0	481.034.588
407	01	01	01	Pensiones del personal empleado, obrero y militar	34.110.000	0	0	0	0	0	34.110.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	270.937.500	0	0	0	0	0	270.937.500
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	705.669	0	0	0	0	0	705.669
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	8.617.823	0	0	0	0	0	8.617.823
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	3.303.136	0	0	0	0	0	3.303.136
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	24.426.405	0	0	0	0	0	24.426.405
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	97.203.970	0	0	0	0	0	97.203.970
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	41.730.085	0	0	0	0	0	41.730.085
407	01	03	00	Transferencias corrientes internas al sector público	2.988.306	0	0	0	0	0	2.988.306
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.988.306	0	0	0	0	0	2.988.306
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	3.502.574	0	0	0	0	0	3.502.574
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	3.360.000	0	0	0	0	0	3.360.000
407	01	05	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	142.574	0	0	0	0	0	142.574
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	13.812.675	0	0	0	0	0	13.812.675
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	7.488.000	0	0	0	0	0	7.488.000
407	01	06	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	4.118.400	0	0	0	0	0	4.118.400
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	796.374	0	0	0	0	0	796.374
407	01	06	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular	1.409.901	0	0	0	0	0	1.409.901

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				jubilados							
407	02	00	00	Transferencias y donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	02	00	Donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	02	01	Donaciones corrientes a personas	300.000	0	0	0	0	0	300.000
				Totales	**2.520.345.194**	**0**	**0**	**0**	**0**	**0**	**2.520.345.194**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119455 030078000 DESCONCENTRACIÓN MUNICIPAL, PARROQUIAL Y COMUNAL DEL PODER ELECTORAL.

OBJETIVO DEL PROYECTO: IMPLEMENTAR EL PROCESO DE DESCONCENTRACIÓN DEL PODER ELECTORAL A NIVEL MUNICIPAL, PARROQUIAL Y COMUNAL.

UNIDAD DE MEDIDA: CENTRO APERTURADO

META: 42

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**391.080**	**0**	**0**	**0**	**0**	**0**	**391.080**
401	01	00	00	Sueldos, salarios y otras retribuciones	120.000	0	0	0	0	0	120.000
401	01	18	00	Remuneraciones al personal contratado	120.000	0	0	0	0	0	120.000
401	04	00	00	Complementos de sueldos y salarios	81.600	0	0	0	0	0	81.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	81.600	0	0	0	0	0	81.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	120.000	0	0	0	0	0	120.000
401	05	07	00	Aguinaldos al personal contratado	90.000	0	0	0	0	0	90.000
401	05	08	00	Bono vacacional al personal contratado	30.000	0	0	0	0	0	30.000
401	06	00	00	Aportes patronales y legales	9.480	0	0	0	0	0	9.480
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.040	0	0	0	0	0	1.040
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	8.320	0	0	0	0	0	8.320
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	120	0	0	0	0	0	120
401	08	00	00	Prestaciones sociales e indemnizaciones	60.000	0	0	0	0	0	60.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	60.000	0	0	0	0	0	60.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**56.930**	**0**	**0**	**0**	**0**	**0**	**56.930**
402	05	00	00	Productos de papel, cartón e impresos	56.930	0	0	0	0	0	56.930
402	05	03	00	Productos de papel y cartón para oficina	56.930	0	0	0	0	0	56.930
403	**00**	**00**	**00**	**Servicios no personales**	**51.990**	**0**	**0**	**0**	**0**	**0**	**51.990**
403	07	00	00	Servicios de información, impresión y relaciones públicas	41.011	0	0	0	0	0	41.011
403	07	02	00	Imprenta y reproducción	41.011	0	0	0	0	0	41.011
403	18	00	00	Impuestos indirectos	10.979	0	0	0	0	0	10.979
403	18	01	00	Impuesto al valor agregado	10.979	0	0	0	0	0	10.979
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119455 030078000 DESCONCENTRACIÓN MUNICIPAL, PARROQUIAL Y COMUNAL DEL PODER ELECTORAL.

OBJETIVO DEL PROYECTO: IMPLEMENTAR EL PROCESO DE DESCONCENTRACIÓN DEL PODER ELECTORAL A NIVEL MUNICIPAL, PARROQUIAL Y COMUNAL.

UNIDAD DE MEDIDA: CENTRO APERTURADO

META: 42

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119455 030078000 DESCONCENTRACIÓN MUNICIPAL, PARROQUIAL Y COMUNAL DEL PODER ELECTORAL.

OBJETIVO DEL PROYECTO: IMPLEMENTAR EL PROCESO DE DESCONCENTRACIÓN DEL PODER ELECTORAL A NIVEL MUNICIPAL, PARROQUIAL Y COMUNAL.

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 42

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030078001 SELECCIÓN DE UN MUNICIPIO POR ESTADO PARA LA INSTALACIÓN DE UN CENTRO DE ATENCIÓN CNE.

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 28

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**56.930**	**0**	**0**	**0**	**0**	**0**	**56.930**
402	05	00	00	Productos de papel, cartón e impresos	56.930	0	0	0	0	0	56.930
402	05	03	00	Productos de papel y cartón para oficina	56.930	0	0	0	0	0	56.930
403	**00**	**00**	**00**	**Servicios no personales**	**6.058**	**0**	**0**	**0**	**0**	**0**	**6.058**
403	18	00	00	Impuestos indirectos	6.058	0	0	0	0	0	6.058
403	18	01	00	Impuesto al valor agregado	6.058	0	0	0	0	0	6.058
				Totales	**62.988**	**0**	**0**	**0**	**0**	**0**	**62.988**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119455 030078000 DESCONCENTRACIÓN MUNICIPAL, PARROQUIAL Y COMUNAL DEL PODER ELECTORAL.

OBJETIVO DEL PROYECTO: IMPLEMENTAR EL PROCESO DE DESCONCENTRACIÓN DEL PODER ELECTORAL A NIVEL MUNICIPAL, PARROQUIAL Y COMUNAL.

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 42

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030078002 REALIZACIÓN DE ACTIVIDADES DE INTERCAMBIO DEL CNE CON LA COMUNIDAD.

UNIDAD DE MEDIDA: JORNADA DE FORMACIÓN **META:** 686

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**391.080**	**0**	**0**	**0**	**0**	**0**	**391.080**
401	01	00	00	Sueldos, salarios y otras retribuciones	120.000	0	0	0	0	0	120.000
401	01	18	00	Remuneraciones al personal contratado	120.000	0	0	0	0	0	120.000
401	04	00	00	Complementos de sueldos y salarios	81.600	0	0	0	0	0	81.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	81.600	0	0	0	0	0	81.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	120.000	0	0	0	0	0	120.000
401	05	07	00	Aguinaldos al personal contratado	90.000	0	0	0	0	0	90.000
401	05	08	00	Bono vacacional al personal contratado	30.000	0	0	0	0	0	30.000
401	06	00	00	Aportes patronales y legales	9.480	0	0	0	0	0	9.480
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.040	0	0	0	0	0	1.040
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	8.320	0	0	0	0	0	8.320
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	120	0	0	0	0	0	120
401	08	00	00	Prestaciones sociales e indemnizaciones	60.000	0	0	0	0	0	60.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	60.000	0	0	0	0	0	60.000
				Totales	**391.080**	**0**	**0**	**0**	**0**	**0**	**391.080**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119455 030078000 DESCONCENTRACIÓN MUNICIPAL, PARROQUIAL Y COMUNAL DEL PODER ELECTORAL.

OBJETIVO DEL PROYECTO: IMPLEMENTAR EL PROCESO DE DESCONCENTRACIÓN DEL PODER ELECTORAL A NIVEL MUNICIPAL, PARROQUIAL Y COMUNAL.

UNIDAD DE MEDIDA: CENTRO APERTURADO

META: 42

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 030078003 EJECUCIÓN DEL PROGRAMA DE FORMACIÓN.

UNIDAD DE MEDIDA: TALLER

META: 378

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**45.932**	**0**	**0**	**0**	**0**	**0**	**45.932**
403	07	00	00	Servicios de información, impresión y relaciones públicas	41.011	0	0	0	0	0	41.011
403	07	02	00	Imprenta y reproducción	41.011	0	0	0	0	0	41.011
403	18	00	00	Impuestos indirectos	4.921	0	0	0	0	0	4.921
403	18	01	00	Impuesto al valor agregado	4.921	0	0	0	0	0	4.921
				Totales	**45.932**	**0**	**0**	**0**	**0**	**0**	**45.932**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119449 030079000 FORMACIÓN ELECTORAL EN EL SISTEMA EDUCATIVO VENEZOLANO PARA LA CONSOLIDACIÓN DE LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR PROGRAMAS Y ESPACIOS DE FORMACIÓN ELECTORAL EN LOS SUBSISTEMAS, NIVELES Y MODALIDADES QUE CONFORMAN EL SISTEMA EDUCATIVO VENEZOLANO, A FIN DE CONSOLIDAR LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA, EN SUS BASES FILOSÓFICAS Y PEDAGÓGICAS.

UNIDAD DE MEDIDA: PLAN DE CAPACITACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**382.500**	**0**	**0**	**0**	**0**	**0**	**382.500**
401	01	00	00	Sueldos, salarios y otras retribuciones	382.500	0	0	0	0	0	382.500
401	01	18	00	Remuneraciones al personal contratado	382.500	0	0	0	0	0	382.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**40.927**	**0**	**0**	**0**	**0**	**0**	**40.927**
402	01	00	00	Productos alimenticios y agropecuarios	4.800	0	0	0	0	0	4.800
402	01	01	00	Alimentos y bebidas para personas	4.800	0	0	0	0	0	4.800
402	05	00	00	Productos de papel, cartón e impresos	34.783	0	0	0	0	0	34.783
402	05	03	00	Productos de papel y cartón para oficina	34.783	0	0	0	0	0	34.783
402	10	00	00	Productos varios y útiles diversos	1.344	0	0	0	0	0	1.344
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.344	0	0	0	0	0	1.344
403	**00**	**00**	**00**	**Servicios no personales**	**76.573**	**0**	**0**	**0**	**0**	**0**	**76.573**
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	44.200	0	0	0	0	0	44.200
403	10	11	00	Servicios para la elaboración y suministro de comida	44.200	0	0	0	0	0	44.200
403	18	00	00	Impuestos indirectos	12.373	0	0	0	0	0	12.373
403	18	01	00	Impuesto al valor agregado	12.373	0	0	0	0	0	12.373
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119449 030079000 FORMACIÓN ELECTORAL EN EL SISTEMA EDUCATIVO VENEZOLANO PARA LA CONSOLIDACIÓN DE LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR PROGRAMAS Y ESPACIOS DE FORMACIÓN ELECTORAL EN LOS SUBSISTEMAS, NIVELES Y MODALIDADES QUE CONFORMAN EL SISTEMA EDUCATIVO VENEZOLANO, A FIN DE CONSOLIDAR LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA, EN SUS BASES FILOSÓFICAS Y PEDAGÓGICAS.

UNIDAD DE MEDIDA: PLAN DE CAPACITACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119449 030079000 FORMACIÓN ELECTORAL EN EL SISTEMA EDUCATIVO VENEZOLANO PARA LA CONSOLIDACIÓN DE LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR PROGRAMAS Y ESPACIOS DE FORMACIÓN ELECTORAL EN LOS SUBSISTEMAS, NIVELES Y MODALIDADES QUE CONFORMAN EL SISTEMA EDUCATIVO VENEZOLANO, A FIN DE CONSOLIDAR LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA, EN SUS BASES FILOSÓFICAS Y PEDAGÓGICAS.

UNIDAD DE MEDIDA: PLAN DE CAPACITACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030079001 DISEÑO INSTRUCCIONAL DEL PROCESO DE FORMACIÓN EN MATERIAL ELECTORAL, DIRIGIDO A CONSOLIDAR LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: DISEÑO **META:** 3

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**337.500**	**0**	**0**	**0**	**0**	**0**	**337.500**
401	01	00	00	Sueldos, salarios y otras retribuciones	337.500	0	0	0	0	0	337.500
401	01	18	00	Remuneraciones al personal contratado	337.500	0	0	0	0	0	337.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**37.216**	**0**	**0**	**0**	**0**	**0**	**37.216**
402	01	00	00	Productos alimenticios y agropecuarios	4.800	0	0	0	0	0	4.800
402	01	01	00	Alimentos y bebidas para personas	4.800	0	0	0	0	0	4.800
402	05	00	00	Productos de papel, cartón e impresos	32.416	0	0	0	0	0	32.416
402	05	03	00	Productos de papel y cartón para oficina	32.416	0	0	0	0	0	32.416
403	**00**	**00**	**00**	**Servicios no personales**	**26.866**	**0**	**0**	**0**	**0**	**0**	**26.866**
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	6.866	0	0	0	0	0	6.866
403	18	01	00	Impuesto al valor agregado	6.866	0	0	0	0	0	6.866
				Totales	**401.582**	**0**	**0**	**0**	**0**	**0**	**401.582**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119449 030079000 FORMACIÓN ELECTORAL EN EL SISTEMA EDUCATIVO VENEZOLANO PARA LA CONSOLIDACIÓN DE LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR PROGRAMAS Y ESPACIOS DE FORMACIÓN ELECTORAL EN LOS SUBSISTEMAS, NIVELES Y MODALIDADES QUE CONFORMAN EL SISTEMA EDUCATIVO VENEZOLANO, A FIN DE CONSOLIDAR LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA, EN SUS BASES FILOSÓFICAS Y PEDAGÓGICAS.

UNIDAD DE MEDIDA: PLAN DE CAPACITACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 030079002 CAPACITACIÓN Y DIFUSIÓN EN MATERIAL ELECTORAL A DOCENTES, FACILITADORES Y ESTUDIANTES, A FIN DE DESARROLLAR ACTITUDES Y VALORES DEMOCRÁTICOS Y PARTICIPATIVOS.

UNIDAD DE MEDIDA: PLAN DE CAPACITACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**45.000**	**0**	**0**	**0**	**0**	**0**	**45.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	45.000	0	0	0	0	0	45.000
401	01	18	00	Remuneraciones al personal contratado	45.000	0	0	0	0	0	45.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**3.711**	**0**	**0**	**0**	**0**	**0**	**3.711**
402	05	00	00	Productos de papel, cartón e impresos	2.367	0	0	0	0	0	2.367
402	05	03	00	Productos de papel y cartón para oficina	2.367	0	0	0	0	0	2.367
402	10	00	00	Productos varios y útiles diversos	1.344	0	0	0	0	0	1.344
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.344	0	0	0	0	0	1.344
403	**00**	**00**	**00**	**Servicios no personales**	**49.707**	**0**	**0**	**0**	**0**	**0**	**49.707**
403	10	00	00	Servicios profesionales y técnicos	44.200	0	0	0	0	0	44.200
403	10	11	00	Servicios para la elaboración y suministro de comida	44.200	0	0	0	0	0	44.200
403	18	00	00	Impuestos indirectos	5.507	0	0	0	0	0	5.507
403	18	01	00	Impuesto al valor agregado	5.507	0	0	0	0	0	5.507
				Totales	**98.418**	**0**	**0**	**0**	**0**	**0**	**98.418**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 03 - 19

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 119408 030080000 SISTEMA SUSTENTABLE DE GESTIÓN DOCUMENTAL.

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN SISTEMA AUTOMATIZADO DE GESTIÓN DE DOCUMENTOS QUE PERMITA REDUCIR LOS COSTOS DE GASTOS OPERATIVOS EN RECURSOS MATERIALES Y HACER MÁS EFICIENTE LAS COMUNICACIONES, JUNTO A LA PROMOCIÓN DEL BUEN USO DE LOS RECURSOS TECNOLÓGICOS.

UNIDAD DE MEDIDA: SISTEMA DE FUNCIONAMIENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUTOMATIZACION **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.071**	**0**	**0**	**0**	**0**	**0**	**10.071**
402	05	00	00	Productos de papel, cartón e impresos	5.852	0	0	0	0	0	5.852
402	05	03	00	Productos de papel y cartón para oficina	5.852	0	0	0	0	0	5.852
402	10	00	00	Productos varios y útiles diversos	4.219	0	0	0	0	0	4.219
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.219	0	0	0	0	0	4.219
403	**00**	**00**	**00**	**Servicios no personales**	**483.553**	**0**	**0**	**0**	**0**	**0**	**483.553**
403	07	00	00	Servicios de información, impresión y relaciones públicas	82.022	0	0	0	0	0	82.022
403	07	02	00	Imprenta y reproducción	82.022	0	0	0	0	0	82.022
403	18	00	00	Impuestos indirectos	61.529	0	0	0	0	0	61.529
403	18	01	00	Impuesto al valor agregado	61.529	0	0	0	0	0	61.529
403	99	00	00	Otros servicios no personales	340.002	0	0	0	0	0	340.002
403	99	01	00	Otros servicios no personales	340.002	0	0	0	0	0	340.002
404	**00**	**00**	**00**	**Activos reales**	**6.376**	**0**	**0**	**0**	**0**	**0**	**6.376**
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.376	0	0	0	0	0	6.376
404	05	01	00	Equipos de telecomunicaciones	6.376	0	0	0	0	0	6.376
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119408 030080000 SISTEMA SUSTENTABLE DE GESTIÓN DOCUMENTAL.

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN SISTEMA AUTOMATIZADO DE GESTIÓN DE DOCUMENTOS QUE PERMITA REDUCIR LOS COSTOS DE GASTOS OPERATIVOS EN RECURSOS MATERIALES Y HACER MÁS EFICIENTE LAS COMUNICACIONES, JUNTO A LA PROMOCIÓN DEL BUEN USO DE LOS RECURSOS TECNOLÓGICOS.

UNIDAD DE MEDIDA: SISTEMA DE FUNCIONAMIENTO

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUTOMATIZACION

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119408 030080000 SISTEMA SUSTENTABLE DE GESTIÓN DOCUMENTAL.

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN SISTEMA AUTOMATIZADO DE GESTIÓN DE DOCUMENTOS QUE PERMITA REDUCIR LOS COSTOS DE GASTOS OPERATIVOS EN RECURSOS MATERIALES Y HACER MÁS EFICIENTE LAS COMUNICACIONES, JUNTO A LA PROMOCIÓN DEL BUEN USO DE LOS RECURSOS TECNOLÓGICOS.

UNIDAD DE MEDIDA: SISTEMA DE FUNCIONAMIENTO

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUTOMATIZACION

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 030080001 AUTOMATIZAR LOS PROCESOS ADMINISTRATIVOS DEL ORGANISMO.

UNIDAD DE MEDIDA: SISTEMA DE FUNCIONAMIENTO

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUTOMATIZACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**380.802**	**0**	**0**	**0**	**0**	**0**	**380.802**
403	18	00	00	Impuestos indirectos	40.800	0	0	0	0	0	40.800
403	18	01	00	Impuesto al valor agregado	40.800	0	0	0	0	0	40.800
403	99	00	00	Otros servicios no personales	340.002	0	0	0	0	0	340.002
403	99	01	00	Otros servicios no personales	340.002	0	0	0	0	0	340.002
				Totales	**380.802**	**0**	**0**	**0**	**0**	**0**	**380.802**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119408 030080000 SISTEMA SUSTENTABLE DE GESTIÓN DOCUMENTAL.

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN SISTEMA AUTOMATIZADO DE GESTIÓN DE DOCUMENTOS QUE PERMITA REDUCIR LOS COSTOS DE GASTOS OPERATIVOS EN RECURSOS MATERIALES Y HACER MÁS EFICIENTE LAS COMUNICACIONES, JUNTO A LA PROMOCIÓN DEL BUEN USO DE LOS RECURSOS TECNOLÓGICOS.

UNIDAD DE MEDIDA: SISTEMA DE FUNCIONAMIENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUTOMATIZACION **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030080002 EJECUTAR LA CAMPAÑA DE USO ÓPTIMO DE RECURSOS MATERIALES Y TECNOLÓGICOS.

UNIDAD DE MEDIDA: TALLER **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUTOMATIZACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.071**	**0**	**0**	**0**	**0**	0	**10.071**
402	05	00	00	Productos de papel, cartón e impresos	5.852	0	0	0	0	0	5.852
402	05	03	00	Productos de papel y cartón para oficina	5.852	0	0	0	0	0	5.852
402	10	00	00	Productos varios y útiles diversos	4.219	0	0	0	0	0	4.219
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.219	0	0	0	0	0	4.219
403	**00**	**00**	**00**	**Servicios no personales**	**102.751**	**0**	**0**	**0**	**0**	0	**102.751**
403	07	00	00	Servicios de información, impresión y relaciones públicas	82.022	0	0	0	0	0	82.022
403	07	02	00	Imprenta y reproducción	82.022	0	0	0	0	0	82.022
403	18	00	00	Impuestos indirectos	20.729	0	0	0	0	0	20.729
403	18	01	00	Impuesto al valor agregado	20.729	0	0	0	0	0	20.729
404	**00**	**00**	**00**	**Activos reales**	**6.376**	**0**	**0**	**0**	**0**	0	**6.376**
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.376	0	0	0	0	0	6.376
404	05	01	00	Equipos de telecomunicaciones	6.376	0	0	0	0	0	6.376
				Totales	**119.198**	**0**	**0**	**0**	**0**	0	**119.198**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119416 030081000 DIFUSIÓN DE MENSAJES PUBLICITARIOS E INSTITUCIONALES EN MEDIOS DE COMUNICACIÓN

OBJETIVO DEL PROYECTO: POSICIONAR AL CONSEJO NACIONAL ELECTORAL COMO UN ÁRBITRO CONFIABLE, TRANSPARENTE Y SEGURO; ADEMÁS COMO UNA INSTITUCIÓN EFICAZ EN LA TRAMITACIÓN DE DOCUMENTOS VITALES DE LAS CIUDADANAS Y CIUDADANOS

UNIDAD DE MEDIDA: MENSAJE TRANSMITIDO

META: 25.720

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**10.531.800**	**0**	**0**	**0**	**0**	**0**	**10.531.800**
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.390.000	0	0	0	0	0	9.390.000
403	07	01	00	Publicidad y propaganda	8.190.000	0	0	0	0	0	8.190.000
403	07	04	00	Avisos	1.200.000	0	0	0	0	0	1.200.000
403	18	00	00	Impuestos indirectos	1.141.800	0	0	0	0	0	1.141.800
403	18	01	00	Impuesto al valor agregado	183.000	0	0	0	0	0	183.000
403	18	99	00	Otros impuestos indirectos	958.800	0	0	0	0	0	958.800
404	**00**	**00**	**00**	**Activos reales**	**125.000**	**0**	**0**	**0**	**0**	**0**	**125.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	125.000	0	0	0	0	0	125.000
404	09	02	00	Equipos de computación	125.000	0	0	0	0	0	125.000
				Totales	**10.656.800**	**0**	**0**	**0**	**0**	**0**	**10.656.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119416 030081000 DIFUSIÓN DE MENSAJES PUBLICITARIOS E INSTITUCIONALES EN MEDIOS DE COMUNICACIÓN

OBJETIVO DEL PROYECTO: POSICIONAR AL CONSEJO NACIONAL ELECTORAL COMO UN ÁRBITRO CONFIABLE, TRANSPARENTE Y SEGURO; ADEMÁS COMO UNA INSTITUCIÓN EFICAZ EN LA TRAMITACIÓN DE DOCUMENTOS VITALES DE LAS CIUDADANAS Y CIUDADANOS

UNIDAD DE MEDIDA: MENSAJE TRANSMITIDO

META: 25.720

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119416 030081000 DIFUSIÓN DE MENSAJES PUBLICITARIOS E INSTITUCIONALES EN MEDIOS DE COMUNICACIÓN

OBJETIVO DEL PROYECTO: POSICIONAR AL CONSEJO NACIONAL ELECTORAL COMO UN ÁRBITRO CONFIABLE, TRANSPARENTE Y SEGURO; ADEMÁS COMO UNA INSTITUCIÓN EFICAZ EN LA TRAMITACIÓN DE DOCUMENTOS VITALES DE LAS CIUDADANAS Y CIUDADANOS

UNIDAD DE MEDIDA: MENSAJE TRANSMITIDO **META:** 25.720

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030081001 EMISIÓN DE MENSAJES PUBLICITARIOS EN MEDIOS AUDIOVISUALES (RADIO Y TV).

UNIDAD DE MEDIDA: MENSAJE TRANSMITIDO **META:** 18.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.568.000**	**0**	**0**	**0**	**0**	**0**	**1.568.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.400.000	0	0	0	0	0	1.400.000
403	07	01	00	Publicidad y propaganda	1.400.000	0	0	0	0	0	1.400.000
403	18	00	00	Impuestos indirectos	168.000	0	0	0	0	0	168.000
403	18	01	00	Impuesto al valor agregado	168.000	0	0	0	0	0	168.000
				Totales	**1.568.000**	**0**	**0**	**0**	**0**	**0**	**1.568.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119416 030081000 DIFUSIÓN DE MENSAJES PUBLICITARIOS E INSTITUCIONALES EN MEDIOS DE COMUNICACIÓN

OBJETIVO DEL PROYECTO: POSICIONAR AL CONSEJO NACIONAL ELECTORAL COMO UN ÁRBITRO CONFIABLE, TRANSPARENTE Y SEGURO; ADEMÁS COMO UNA INSTITUCIÓN EFICAZ EN LA TRAMITACIÓN DE DOCUMENTOS VITALES DE LAS CIUDADANAS Y CIUDADANOS

UNIDAD DE MEDIDA: MENSAJE TRANSMITIDO **META:** 25.720

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030081002 PUBLICACIÓN DE MENSAJES PUBLICITARIOS Y AVISOS OFICIALES EN PRENSA

UNIDAD DE MEDIDA: AVISO PUBLICADO **META:** 1.220

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	00	00	00	**Servicios no personales**	**6.944.000**	0	0	0	0	0	**6.944.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.200.000	0	0	0	0	0	6.200.000
403	07	01	00	Publicidad y propaganda	5.000.000	0	0	0	0	0	5.000.000
403	07	04	00	Avisos	1.200.000	0	0	0	0	0	1.200.000
403	18	00	00	Impuestos indirectos	744.000	0	0	0	0	0	744.000
403	18	99	00	Otros impuestos indirectos	744.000	0	0	0	0	0	744.000
				Totales	**6.944.000**	**0**	**0**	**0**	**0**	**0**	**6.944.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119416 030081000 DIFUSIÓN DE MENSAJES PUBLICITARIOS E INSTITUCIONALES EN MEDIOS DE COMUNICACIÓN

OBJETIVO DEL PROYECTO: POSICIONAR AL CONSEJO NACIONAL ELECTORAL COMO UN ÁRBITRO CONFIABLE, TRANSPARENTE Y SEGURO; ADEMÁS COMO UNA INSTITUCIÓN EFICAZ EN LA TRAMITACIÓN DE DOCUMENTOS VITALES DE LAS CIUDADANAS Y CIUDADANOS

UNIDAD DE MEDIDA: MENSAJE TRANSMITIDO **META:** 25.720

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030081003 ENCARTES EN PERIÓDICOS DE CIRCULACIÓN NACIONAL

UNIDAD DE MEDIDA: AVISO OFICIAL **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**11.200**	**0**	**0**	**0**	**0**	**0**	**11.200**
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.000	0	0	0	0	0	10.000
403	07	01	00	Publicidad y propaganda	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	1.200	0	0	0	0	0	1.200
403	18	99	00	Otros impuestos indirectos	1.200	0	0	0	0	0	1.200
				Totales	**11.200**	**0**	**0**	**0**	**0**	**0**	**11.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119416 030081000 DIFUSIÓN DE MENSAJES PUBLICITARIOS E INSTITUCIONALES EN MEDIOS DE COMUNICACIÓN

OBJETIVO DEL PROYECTO: POSICIONAR AL CONSEJO NACIONAL ELECTORAL COMO UN ÁRBITRO CONFIABLE, TRANSPARENTE Y SEGURO; ADEMÁS COMO UNA INSTITUCIÓN EFICAZ EN LA TRAMITACIÓN DE DOCUMENTOS VITALES DE LAS CIUDADANAS Y CIUDADANOS

UNIDAD DE MEDIDA: MENSAJE TRANSMITIDO **META:** 25.720

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030081004 DIFUSIÓN DE MENSAJES EN MEDIOS PUBLICITARIOS NO CONVENCIONALES

UNIDAD DE MEDIDA: MENSAJE TRANSMITIDO **META:** 6.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**201.600**	**0**	**0**	**0**	**0**	**0**	**201.600**
403	07	00	00	Servicios de información, impresión y relaciones públicas	180.000	0	0	0	0	0	180.000
403	07	01	00	Publicidad y propaganda	180.000	0	0	0	0	0	180.000
403	18	00	00	Impuestos indirectos	21.600	0	0	0	0	0	21.600
403	18	99	00	Otros impuestos indirectos	21.600	0	0	0	0	0	21.600
				Totales	**201.600**	**0**	**0**	**0**	**0**	**0**	**201.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119416 030081000 DIFUSIÓN DE MENSAJES PUBLICITARIOS E INSTITUCIONALES EN MEDIOS DE COMUNICACIÓN

OBJETIVO DEL PROYECTO: POSICIONAR AL CONSEJO NACIONAL ELECTORAL COMO UN ÁRBITRO CONFIABLE, TRANSPARENTE Y SEGURO; ADEMÁS COMO UNA INSTITUCIÓN EFICAZ EN LA TRAMITACIÓN DE DOCUMENTOS VITALES DE LAS CIUDADANAS Y CIUDADANOS

UNIDAD DE MEDIDA: MENSAJE TRANSMITIDO **META:** 25.720

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030081005 PRODUCCIÓN GENERAL PUBLICITARIA

UNIDAD DE MEDIDA: MENSAJE PRODUCIDO **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.792.000**	**0**	**0**	**0**	**0**	**0**	**1.792.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.600.000	0	0	0	0	0	1.600.000
403	07	01	00	Publicidad y propaganda	1.600.000	0	0	0	0	0	1.600.000
403	18	00	00	Impuestos indirectos	192.000	0	0	0	0	0	192.000
403	18	99	00	Otros impuestos indirectos	192.000	0	0	0	0	0	192.000
				Totales	**1.792.000**	**0**	**0**	**0**	**0**	**0**	**1.792.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119416 030081000 DIFUSIÓN DE MENSAJES PUBLICITARIOS E INSTITUCIONALES EN MEDIOS DE COMUNICACIÓN

OBJETIVO DEL PROYECTO: POSICIONAR AL CONSEJO NACIONAL ELECTORAL COMO UN ÁRBITRO CONFIABLE, TRANSPARENTE Y SEGURO; ADEMÁS COMO UNA INSTITUCIÓN EFICAZ EN LA TRAMITACIÓN DE DOCUMENTOS VITALES DE LAS CIUDADANAS Y CIUDADANOS

UNIDAD DE MEDIDA: MENSAJE TRANSMITIDO **META:** 25.720

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030081006 DOTACIÓN DE EQUIPOS TECNÓLOGICOS PARA LA OPTIMIZACIÓN DE LOS PROCESOS Y PLANES INFORMATIVOS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 16

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**15.000**	**0**	**0**	**0**	**0**	**0**	**15.000**
403	18	00	00	Impuestos indirectos	15.000	0	0	0	0	0	15.000
403	18	01	00	Impuesto al valor agregado	15.000	0	0	0	0	0	15.000
404	**00**	**00**	**00**	**Activos reales**	**125.000**	**0**	**0**	**0**	**0**	**0**	**125.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	125.000	0	0	0	0	0	125.000
404	09	02	00	Equipos de computación	125.000	0	0	0	0	0	125.000
				Totales	**140.000**	**0**	**0**	**0**	**0**	**0**	**140.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119448 030082000 PLAN DE CONTACTO POPULAR CON LA TECNOLOGÍA ELECTORAL ELECCIONES MUNICIPALES 2013.

OBJETIVO DEL PROYECTO: FORTALECER Y CREAR MECANISMOS INSTITUCIONALES QUE PRIVILEGIEN LA PARTICIPACIÓN POPULAR.

UNIDAD DE MEDIDA: PLAN

META: 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN POLÍTICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**255.000**	**0**	**0**	**0**	**0**	**0**	**255.000**
403	09	00	00	Viáticos y pasajes	255.000	0	0	0	0	0	255.000
403	09	01	00	Viáticos y pasajes dentro del país	255.000	0	0	0	0	0	255.000
				Totales	**255.000**	**0**	**0**	**0**	**0**	**0**	**255.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119448 030082000 PLAN DE CONTACTO POPULAR CON LA TECNOLOGÍA ELECTORAL ELECCIONES MUNICIPALES 2013.

OBJETIVO DEL PROYECTO: FORTALECER Y CREAR MECANISMOS INSTITUCIONALES QUE PRIVILEGIEN LA PARTICIPACIÓN POPULAR.

UNIDAD DE MEDIDA: PLAN

META: 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN POLÍTICA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119448 030082000 PLAN DE CONTACTO POPULAR CON LA TECNOLOGÍA ELECTORAL ELECCIONES MUNICIPALES 2013.

OBJETIVO DEL PROYECTO: FORTALECER Y CREAR MECANISMOS INSTITUCIONALES QUE PRIVILEGIEN LA PARTICIPACIÓN POPULAR.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN POLÍTICA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 030082001 EJECUCIÓN DEL PLAN DE CONTACTO POPULAR CON LA TECNOLOGÍA ELECTORAL.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: COMISIÓN DE PARTICIPACIÓN POLÍTICA Y FINANCIAMIENTO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**255.000**	**0**	**0**	**0**	**0**	**0**	**255.000**
403	09	00	00	Viáticos y pasajes	255.000	0	0	0	0	0	255.000
403	09	01	00	Viáticos y pasajes dentro del país	255.000	0	0	0	0	0	255.000
				Totales	**255.000**	**0**	**0**	**0**	**0**	**0**	**255.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119412 030083000 PLAN DE FISCALIZACIÓN Y DIVULGACIÓN DE NORMAS DE CAMPAÑA ELECTORAL AÑO 2013

OBJETIVO DEL PROYECTO: GARANTIZAR EL CUMPLIMIENTO DE LA NORMATIVA ELECTORAL ESTABLECIDA PARA LA CAMPAÑA ELECTORAL "ELECCIONES MUNICIPALES 16 DE ABRIL 2013", MEDIANTE EL ESTABLECIMIENTO DE UNA RED DE AGENTES QUE VIGILEN, VERIFIQUEN Y DIFUNDAN LA NORMA.

UNIDAD DE MEDIDA: PLAN

META: 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN POLÍTICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.181.933**	**0**	**0**	**0**	**0**	**0**	**1.181.933**
402	03	00	00	Textiles y vestuarios	731.612	0	0	0	0	0	731.612
402	03	02	00	Prendas de vestir	731.612	0	0	0	0	0	731.612
402	05	00	00	Productos de papel, cartón e impresos	166.894	0	0	0	0	0	166.894
402	05	03	00	Productos de papel y cartón para oficina	166.894	0	0	0	0	0	166.894
402	10	00	00	Productos varios y útiles diversos	283.427	0	0	0	0	0	283.427
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	106.415	0	0	0	0	0	106.415
402	10	08	00	Materiales para equipos de computación	177.012	0	0	0	0	0	177.012
403	**00**	**00**	**00**	**Servicios no personales**	**1.436.867**	**0**	**0**	**0**	**0**	**0**	**1.436.867**
403	06	00	00	Servicios de transporte y almacenaje	12.000	0	0	0	0	0	12.000
403	06	01	00	Fletes y embalajes	12.000	0	0	0	0	0	12.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	150.000	0	0	0	0	0	150.000
403	07	04	00	Avisos	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	1.105.000	0	0	0	0	0	1.105.000
403	09	01	00	Viáticos y pasajes dentro del país	1.105.000	0	0	0	0	0	1.105.000
403	18	00	00	Impuestos indirectos	169.867	0	0	0	0	0	169.867
403	18	01	00	Impuesto al valor agregado	169.867	0	0	0	0	0	169.867
404	**00**	**00**	**00**	**Activos reales**	**71.625**	**0**	**0**	**0**	**0**	**0**	**71.625**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	71.625	0	0	0	0	0	71.625
404	09	02	00	Equipos de computación	71.625	0	0	0	0	0	71.625
				Totales	**2.690.425**	**0**	**0**	**0**	**0**	**0**	**2.690.425**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119412 030083000 PLAN DE FISCALIZACIÓN Y DIVULGACIÓN DE NORMAS DE CAMPAÑA ELECTORAL AÑO 2013

OBJETIVO DEL PROYECTO: GARANTIZAR EL CUMPLIMIENTO DE LA NORMATIVA ELECTORAL ESTABLECIDA PARA LA CAMPAÑA ELECTORAL "ELECCIONES MUNICIPALES 16 DE ABRIL 2013", MEDIANTE EL ESTABLECIMIENTO DE UNA RED DE AGENTES QUE VIGILEN, VERIFIQUEN Y DIFUNDAN LA NORMA.

UNIDAD DE MEDIDA: PLAN

META: 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN POLÍTICA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119412 030083000 PLAN DE FISCALIZACIÓN Y DIVULGACIÓN DE NORMAS DE CAMPAÑA ELECTORAL AÑO 2013

OBJETIVO DEL PROYECTO: GARANTIZAR EL CUMPLIMIENTO DE LA NORMATIVA ELECTORAL ESTABLECIDA PARA LA CAMPAÑA ELECTORAL "ELECCIONES MUNICIPALES 16 DE ABRIL 2013", MEDIANTE EL ESTABLECIMIENTO DE UNA RED DE AGENTES QUE VIGILEN, VERIFIQUEN Y DIFUNDAN LA NORMA.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN POLÍTICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030083001 DESARROLLAR LINEAMIENTOS ESTRATEGICOS DEL FUNCIONAMIENTO DEL PLAN

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: COMISIÓN DE PARTICIPACIÓN POLÍTICA Y FINANCIAMIENTO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.053.888**	**0**	**0**	**0**	**0**	**0**	**1.053.888**
402	03	00	00	Textiles y vestuarios	731.612	0	0	0	0	0	731.612
402	03	02	00	Prendas de vestir	731.612	0	0	0	0	0	731.612
402	05	00	00	Productos de papel, cartón e impresos	49.614	0	0	0	0	0	49.614
402	05	03	00	Productos de papel y cartón para oficina	49.614	0	0	0	0	0	49.614
402	10	00	00	Productos varios y útiles diversos	272.662	0	0	0	0	0	272.662
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	95.650	0	0	0	0	0	95.650
402	10	08	00	Materiales para equipos de computación	177.012	0	0	0	0	0	177.012
403	**00**	**00**	**00**	**Servicios no personales**	**1.060.062**	**0**	**0**	**0**	**0**	**0**	**1.060.062**
403	09	00	00	Viáticos y pasajes	925.000	0	0	0	0	0	925.000
403	09	01	00	Viáticos y pasajes dentro del país	925.000	0	0	0	0	0	925.000
403	18	00	00	Impuestos indirectos	135.062	0	0	0	0	0	135.062
403	18	01	00	Impuesto al valor agregado	135.062	0	0	0	0	0	135.062
404	**00**	**00**	**00**	**Activos reales**	**71.625**	**0**	**0**	**0**	**0**	**0**	**71.625**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	71.625	0	0	0	0	0	71.625
404	09	02	00	Equipos de computación	71.625	0	0	0	0	0	71.625
				Totales	**2.185.575**	**0**	**0**	**0**	**0**	**0**	**2.185.575**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119412 030083000 PLAN DE FISCALIZACIÓN Y DIVULGACIÓN DE NORMAS DE CAMPAÑA ELECTORAL AÑO 2013

OBJETIVO DEL PROYECTO: GARANTIZAR EL CUMPLIMIENTO DE LA NORMATIVA ELECTORAL ESTABLECIDA PARA LA CAMPAÑA ELECTORAL "ELECCIONES MUNICIPALES 16 DE ABRIL 2013", MEDIANTE EL ESTABLECIMIENTO DE UNA RED DE AGENTES QUE VIGILEN, VERIFIQUEN Y DIFUNDAN LA NORMA.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN POLÍTICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030083002 REALIZAR LA EVALUACIÓN Y SEGUIMIENTO DE LA CAMPAÑA DE LA PROPAGANDA DEL PROCESO ELECTORAL

UNIDAD DE MEDIDA: CAMPAÑA **META:** 335

RESPONSABLE/EJECUTOR: COMISIÓN DE PARTICIPACIÓN POLÍTICA Y FINANCIAMIENTO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**128.045**	**0**	**0**	**0**	**0**	**0**	**128.045**
402	05	00	00	Productos de papel, cartón e impresos	117.280	0	0	0	0	0	117.280
402	05	03	00	Productos de papel y cartón para oficina	117.280	0	0	0	0	0	117.280
402	10	00	00	Productos varios y útiles diversos	10.765	0	0	0	0	0	10.765
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.765	0	0	0	0	0	10.765
403	**00**	**00**	**00**	**Servicios no personales**	**376.805**	**0**	**0**	**0**	**0**	**0**	**376.805**
403	06	00	00	Servicios de transporte y almacenaje	12.000	0	0	0	0	0	12.000
403	06	01	00	Fletes y embalajes	12.000	0	0	0	0	0	12.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	150.000	0	0	0	0	0	150.000
403	07	04	00	Avisos	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	180.000	0	0	0	0	0	180.000
403	09	01	00	Viáticos y pasajes dentro del pais	180.000	0	0	0	0	0	180.000
403	18	00	00	Impuestos indirectos	34.805	0	0	0	0	0	34.805
403	18	01	00	Impuesto al valor agregado	34.805	0	0	0	0	0	34.805
				Totales	**504.850**	**0**	**0**	**0**	**0**	**0**	**504.850**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119442 030084000 TRANSFERENCIA DEL SERVICIO PÚBLICO DE REGISTRO CIVIL AL PODER ELECTORAL

OBJETIVO DEL PROYECTO: GARANTIZAR A LA POBLACIÓN LA PRESTACIÓN DEL SERVICIO PÚBLICO DE REGISTRO CIVIL, A TRAVÉS DE LA INSCRIPCIÓN DE LOS HECHOS VITALES Y EL REGISTRO DE ACTOS JURÍDICOS, CONSOLIDANDO LA ORGANIZACIÓN, ADMINISTRACIÓN Y FUNCIONAMIENTO DE ESTE SERVICIO PÚBLICO ESENCIAL, BAJO LA ESTRUCTURA DEL CONSEJO NACIONAL ELECTORAL, CONFORME A LAS DISPOSICIONES DE LA LEY ORGÁNICA DE REGISTRO CIVIL, HACIENDO EFECTIVA LA EXISTENCIA LEGAL DE TODOS Y CADA UNO DE LOS HABITANTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: SERVICIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.863.088**	**0**	**0**	**0**	**0**	**0**	**5.863.088**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.733.250	0	0	0	0	0	4.733.250
401	01	18	00	Remuneraciones al personal contratado	330.000	0	0	0	0	0	330.000
401	01	99	00	Otras retribuciones	4.403.250	0	0	0	0	0	4.403.250
401	04	00	00	Complementos de sueldos y salarios	1.009.800	0	0	0	0	0	1.009.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.009.800	0	0	0	0	0	1.009.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	20.167	0	0	0	0	0	20.167
401	05	07	00	Aguinaldos al personal contratado	13.750	0	0	0	0	0	13.750
401	05	08	00	Bono vacacional al personal contratado	6.417	0	0	0	0	0	6.417
401	06	00	00	Aportes patronales y legales	56.100	0	0	0	0	0	56.100
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	41.885	0	0	0	0	0	41.885
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.615	0	0	0	0	0	7.615
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.600	0	0	0	0	0	6.600
401	08	00	00	Prestaciones sociales e indemnizaciones	43.771	0	0	0	0	0	43.771
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	43.771	0	0	0	0	0	43.771
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.998.370**	**0**	**0**	**0**	**0**	**0**	**1.998.370**
402	01	00	00	Productos alimenticios y agropecuarios	84.000	0	0	0	0	0	84.000
402	01	01	00	Alimentos y bebidas para personas	84.000	0	0	0	0	0	84.000
402	03	00	00	Textiles y vestuarios	34.300	0	0	0	0	0	34.300
402	03	01	00	Textiles	34.300	0	0	0	0	0	34.300
402	05	00	00	Productos de papel, cartón e impresos	609.770	0	0	0	0	0	609.770
402	05	01	00	Pulpa de madera, papel y cartón	382.500	0	0	0	0	0	382.500
402	05	03	00	Productos de papel y cartón para oficina	227.270	0	0	0	0	0	227.270
402	06	00	00	Productos químicos y derivados	507.500	0	0	0	0	0	507.500
402	06	08	00	Productos plásticos	507.500	0	0	0	0	0	507.500
402	10	00	00	Productos varios y útiles diversos	762.800	0	0	0	0	0	762.800
402	10	02	00	Materiales y útiles de limpieza y aseo	430.000	0	0	0	0	0	430.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	107.800	0	0	0	0	0	107.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119442 030084000 TRANSFERENCIA DEL SERVICIO PÚBLICO DE REGISTRO CIVIL AL PODER ELECTORAL

OBJETIVO DEL PROYECTO: GARANTIZAR A LA POBLACIÓN LA PRESTACIÓN DEL SERVICIO PÚBLICO DE REGISTRO CIVIL, A TRAVÉS DE LA INSCRIPCIÓN DE LOS HECHOS VITALES Y EL REGISTRO DE ACTOS JURÍDICOS, CONSOLIDANDO LA ORGANIZACIÓN, ADMINISTRACIÓN Y FUNCIONAMIENTO DE ESTE SERVICIO PÚBLICO ESENCIAL, BAJO LA ESTRUCTURA DEL CONSEJO NACIONAL ELECTORAL, CONFORME A LAS DISPOSICIONES DE LA LEY ORGÁNICA DE REGISTRO CIVIL, HACIENDO EFECTIVA LA EXISTENCIA LEGAL DE TODOS Y CADA UNO DE LOS HABITANTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: SERVICIO

META: 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	225.000	0	0	0	0	0	225.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.718.029**	0	0	0	0	0	**3.718.029**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.350.000	0	0	0	0	0	1.350.000
403	07	01	00	Publicidad y propaganda	1.350.000	0	0	0	0	0	1.350.000
403	09	00	00	Viáticos y pasajes	1.854.225	0	0	0	0	0	1.854.225
403	09	01	00	Viáticos y pasajes dentro del pais	1.854.225	0	0	0	0	0	1.854.225
403	16	00	00	Servicios de diversión, esparcimiento y culturales	100.000	0	0	0	0	0	100.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	409.484	0	0	0	0	0	409.484
403	18	01	00	Impuesto al valor agregado	409.484	0	0	0	0	0	409.484
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.320	0	0	0	0	0	4.320
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.320	0	0	0	0	0	4.320
				Totales	**11.579.487**	0	0	0	0	0	**11.579.487**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119442 030084000 TRANSFERENCIA DEL SERVICIO PÚBLICO DE REGISTRO CIVIL AL PODER ELECTORAL

OBJETIVO DEL PROYECTO: GARANTIZAR A LA POBLACIÓN LA PRESTACIÓN DEL SERVICIO PÚBLICO DE REGISTRO CIVIL, A TRAVÉS DE LA INSCRIPCIÓN DE LOS HECHOS VITALES Y EL REGISTRO DE ACTOS JURÍDICOS, CONSOLIDANDO LA ORGANIZACIÓN, ADMINISTRACIÓN Y FUNCIONAMIENTO DE ESTE SERVICIO PÚBLICO ESENCIAL, BAJO LA ESTRUCTURA DEL CONSEJO NACIONAL ELECTORAL, CONFORME A LAS DISPOSICIONES DE LA LEY ORGÁNICA DE REGISTRO CIVIL, HACIENDO EFECTIVA LA EXISTENCIA LEGAL DE TODOS Y CADA UNO DE LOS HABITANTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: SERVICIO

META: 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119442 030084000 TRANSFERENCIA DEL SERVICIO PÚBLICO DE REGISTRO CIVIL AL PODER ELECTORAL

OBJETIVO DEL PROYECTO: GARANTIZAR A LA POBLACIÓN LA PRESTACIÓN DEL SERVICIO PÚBLICO DE REGISTRO CIVIL, A TRAVÉS DE LA INSCRIPCIÓN DE LOS HECHOS VITALES Y EL REGISTRO DE ACTOS JURÍDICOS, CONSOLIDANDO LA ORGANIZACIÓN, ADMINISTRACIÓN Y FUNCIONAMIENTO DE ESTE SERVICIO PÚBLICO ESENCIAL, BAJO LA ESTRUCTURA DEL CONSEJO NACIONAL ELECTORAL, CONFORME A LAS DISPOSICIONES DE LA LEY ORGÁNICA DE REGISTRO CIVIL, HACIENDO EFECTIVA LA EXISTENCIA LEGAL DE TODOS Y CADA UNO DE LOS HABITANTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: SERVICIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030084001 TRANSFERIR EL SERVICIO PÚBLICO DE REGISTRO CIVIL AL PODER ELECTORAL EN SU PRIMERA FASE

UNIDAD DE MEDIDA: OFICINA DE REGISTRO CIVIL EN FUNCIONAMIENTO **META:** 300

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**284.820**	**0**	**0**	**0**	**0**	**0**	**284.820**
402	01	00	00	Productos alimenticios y agropecuarios	36.000	0	0	0	0	0	36.000
402	01	01	00	Alimentos y bebidas para personas	36.000	0	0	0	0	0	36.000
402	05	00	00	Productos de papel, cartón e impresos	163.520	0	0	0	0	0	163.520
402	05	03	00	Productos de papel y cartón para oficina	163.520	0	0	0	0	0	163.520
402	10	00	00	Productos varios y útiles diversos	85.300	0	0	0	0	0	85.300
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	85.300	0	0	0	0	0	85.300
403	**00**	**00**	**00**	**Servicios no personales**	**1.636.178**	**0**	**0**	**0**	**0**	**0**	**1.636.178**
403	09	00	00	Viáticos y pasajes	1.602.000	0	0	0	0	0	1.602.000
403	09	01	00	Viáticos y pasajes dentro del país	1.602.000	0	0	0	0	0	1.602.000
403	18	00	00	Impuestos indirectos	34.178	0	0	0	0	0	34.178
403	18	01	00	Impuesto al valor agregado	34.178	0	0	0	0	0	34.178
				Totales	**1.920.998**	**0**	**0**	**0**	**0**	**0**	**1.920.998**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119442 030084000 TRANSFERENCIA DEL SERVICIO PÚBLICO DE REGISTRO CIVIL AL PODER ELECTORAL

OBJETIVO DEL PROYECTO: GARANTIZAR A LA POBLACIÓN LA PRESTACIÓN DEL SERVICIO PÚBLICO DE REGISTRO CIVIL, A TRAVÉS DE LA INSCRIPCIÓN DE LOS HECHOS VITALES Y EL REGISTRO DE ACTOS JURÌDICOS, CONSOLIDANDO LA ORGANIZACIÓN, ADMINISTRACIÓN Y FUNCIONAMIENTO DE ESTE SERVICIO PÚBLICO ESENCIAL, BAJO LA ESTRUCTURA DEL CONSEJO NACIONAL ELECTORAL, CONFORME A LAS DISPOSICIONES DE LA LEY ORGÁNICA DE REGISTRO CIVIL, HACIENDO EFECTIVA LA EXISTENCIA LEGAL DE TODOS Y CADA UNO DE LOS HABITANTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: SERVICIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030084002 ADECUAR LA PRESTACIÓN DEL SERVICIO PÚBLICO DE REGISTRO CIVIL A LAS DISPOSICIONES DE LA LEY ORGANICA DE REGISTRO CIVIL

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**610.088**	**0**	**0**	**0**	**0**	**0**	**610.088**
401	01	00	00	Sueldos, salarios y otras retribuciones	371.250	0	0	0	0	0	371.250
401	01	18	00	Remuneraciones al personal contratado	330.000	0	0	0	0	0	330.000
401	01	99	00	Otras retribuciones	41.250	0	0	0	0	0	41.250
401	04	00	00	Complementos de sueldos y salarios	118.800	0	0	0	0	0	118.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	118.800	0	0	0	0	0	118.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	20.167	0	0	0	0	0	20.167
401	05	07	00	Aguinaldos al personal contratado	13.750	0	0	0	0	0	13.750
401	05	08	00	Bono vacacional al personal contratado	6.417	0	0	0	0	0	6.417
401	06	00	00	Aportes patronales y legales	56.100	0	0	0	0	0	56.100
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	41.885	0	0	0	0	0	41.885
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.615	0	0	0	0	0	7.615
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.600	0	0	0	0	0	6.600
401	08	00	00	Prestaciones sociales e indemnizaciones	43.771	0	0	0	0	0	43.771
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	43.771	0	0	0	0	0	43.771
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.677.550**	**0**	**0**	**0**	**0**	**0**	**1.677.550**
402	01	00	00	Productos alimenticios y agropecuarios	12.000	0	0	0	0	0	12.000
402	01	01	00	Alimentos y bebidas para personas	12.000	0	0	0	0	0	12.000
402	03	00	00	Textiles y vestuarios	34.300	0	0	0	0	0	34.300
402	03	01	00	Textiles	34.300	0	0	0	0	0	34.300
402	05	00	00	Productos de papel, cartón e impresos	446.250	0	0	0	0	0	446.250
402	05	01	00	Pulpa de madera, papel y cartón	382.500	0	0	0	0	0	382.500
402	05	03	00	Productos de papel y cartón para oficina	63.750	0	0	0	0	0	63.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119442 030084000 TRANSFERENCIA DEL SERVICIO PÚBLICO DE REGISTRO CIVIL AL PODER ELECTORAL

OBJETIVO DEL PROYECTO: GARANTIZAR A LA POBLACIÓN LA PRESTACIÓN DEL SERVICIO PÚBLICO DE REGISTRO CIVIL, A TRAVÉS DE LA INSCRIPCIÓN DE LOS HECHOS VITALES Y EL REGISTRO DE ACTOS JURÍDICOS, CONSOLIDANDO LA ORGANIZACIÓN, ADMINISTRACIÓN Y FUNCIONAMIENTO DE ESTE SERVICIO PÚBLICO ESENCIAL, BAJO LA ESTRUCTURA DEL CONSEJO NACIONAL ELECTORAL, CONFORME A LAS DISPOSICIONES DE LA LEY ORGÁNICA DE REGISTRO CIVIL, HACIENDO EFECTIVA LA EXISTENCIA LEGAL DE TODOS Y CADA UNO DE LOS HABITANTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: SERVICIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030084002 ADECUAR LA PRESTACIÓN DEL SERVICIO PÚBLICO DE REGISTRO CIVIL A LAS DISPOSICIONES DE LA LEY ORGANICA DE REGISTRO CIVIL

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	507.500	0	0	0	0	0	507.500
402	06	08	00	Productos plásticos	507.500	0	0	0	0	0	507.500
402	10	00	00	Productos varios y útiles diversos	677.500	0	0	0	0	0	677.500
402	10	02	00	Materiales y útiles de limpieza y aseo	430.000	0	0	0	0	0	430.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	22.500	0	0	0	0	0	22.500
402	10	08	00	Materiales para equipos de computación	225.000	0	0	0	0	0	225.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.005.531**	**0**	**0**	**0**	**0**	**0**	**2.005.531**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.350.000	0	0	0	0	0	1.350.000
403	07	01	00	Publicidad y propaganda	1.350.000	0	0	0	0	0	1.350.000
403	09	00	00	Viáticos y pasajes	180.225	0	0	0	0	0	180.225
403	09	01	00	Viáticos y pasajes dentro del país	180.225	0	0	0	0	0	180.225
403	16	00	00	Servicios de diversión, esparcimiento y culturales	100.000	0	0	0	0	0	100.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	375.306	0	0	0	0	0	375.306
403	18	01	00	Impuesto al valor agregado	375.306	0	0	0	0	0	375.306
				Totales	**4.293.169**	**0**	**0**	**0**	**0**	**0**	**4.293.169**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119442 030084000 TRANSFERENCIA DEL SERVICIO PÚBLICO DE REGISTRO CIVIL AL PODER ELECTORAL

OBJETIVO DEL PROYECTO: GARANTIZAR A LA POBLACIÓN LA PRESTACIÓN DEL SERVICIO PÚBLICO DE REGISTRO CIVIL, A TRAVÉS DE LA INSCRIPCIÓN DE LOS HECHOS VITALES Y EL REGISTRO DE ACTOS JURÌDICOS, CONSOLIDANDO LA ORGANIZACIÓN, ADMINISTRACIÓN Y FUNCIONAMIENTO DE ESTE SERVICIO PÚBLICO ESENCIAL, BAJO LA ESTRUCTURA DEL CONSEJO NACIONAL ELECTORAL, CONFORME A LAS DISPOSICIONES DE LA LEY ORGÁNICA DE REGISTRO CIVIL, HACIENDO EFECTIVA LA EXISTENCIA LEGAL DE TODOS Y CADA UNO DE LOS HABITANTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: SERVICIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030084003 AUTOMATIZAR LOS PROCESOS EN LAS OFICINAS Y UNIDADES DE REGISTRO CIVIL

UNIDAD DE MEDIDA: PROCESO **META:** 300

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.253.000**	**0**	**0**	**0**	**0**	**0**	**5.253.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.362.000	0	0	0	0	0	4.362.000
401	01	99	00	Otras retribuciones	4.362.000	0	0	0	0	0	4.362.000
401	04	00	00	Complementos de sueldos y salarios	891.000	0	0	0	0	0	891.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	891.000	0	0	0	0	0	891.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**36.000**	**0**	**0**	**0**	**0**	**0**	**36.000**
402	01	00	00	Productos alimenticios y agropecuarios	36.000	0	0	0	0	0	36.000
402	01	01	00	Alimentos y bebidas para personas	36.000	0	0	0	0	0	36.000
403	**00**	**00**	**00**	**Servicios no personales**	**76.320**	**0**	**0**	**0**	**0**	**0**	**76.320**
403	09	00	00	Viáticos y pasajes	72.000	0	0	0	0	0	72.000
403	09	01	00	Viáticos y pasajes dentro del país	72.000	0	0	0	0	0	72.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.320	0	0	0	0	0	4.320
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.320	0	0	0	0	0	4.320
				Totales	**5.365.320**	**0**	**0**	**0**	**0**	**0**	**5.365.320**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 119417 030085000 INSCRIPCIÓN Y ACTUALIZACIÓN DEL REGISTRO ELECTORAL AÑO 2013

OBJETIVO DEL PROYECTO: IMPLANTAR LOS MECANISMOS NECESARIOS PARA LA INSCRIPCIÓN,ACTUALIZACIÓN Y DEPURACIÓN DE LAS ELECTORAS Y ELECTORES EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: CENTRO DE ACTUALIZACIÓN **META:** 106

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**9.210.128**	**0**	**0**	**0**	**0**	**0**	**9.210.128**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.816.000	0	0	0	0	0	3.816.000
401	01	18	00	Remuneraciones al personal contratado	3.816.000	0	0	0	0	0	3.816.000
401	04	00	00	Complementos de sueldos y salarios	475.728	0	0	0	0	0	475.728
401	04	08	00	Bono compensatorio de alimentación a empleados	475.728	0	0	0	0	0	475.728
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.176.600	0	0	0	0	0	1.176.600
401	05	01	00	Aguinaldos a empleados	477.000	0	0	0	0	0	477.000
401	05	08	00	Bono vacacional al personal contratado	699.600	0	0	0	0	0	699.600
401	06	00	00	Aportes patronales y legales	1.717.200	0	0	0	0	0	1.717.200
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.453.015	0	0	0	0	0	1.453.015
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	264.185	0	0	0	0	0	264.185
401	08	00	00	Prestaciones sociales e indemnizaciones	2.024.600	0	0	0	0	0	2.024.600
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.024.600	0	0	0	0	0	2.024.600
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.072.616**	**0**	**0**	**0**	**0**	**0**	**2.072.616**
402	05	00	00	Productos de papel, cartón e impresos	95.030	0	0	0	0	0	95.030
402	05	01	00	Pulpa de madera, papel y cartón	6.270	0	0	0	0	0	6.270
402	05	03	00	Productos de papel y cartón para oficina	88.760	0	0	0	0	0	88.760
402	06	00	00	Productos químicos y derivados	1.100.744	0	0	0	0	0	1.100.744
402	06	05	00	Productos de tocador	1.716	0	0	0	0	0	1.716
402	06	06	00	Combustibles y lubricantes	1.098.194	0	0	0	0	0	1.098.194
402	06	08	00	Productos plásticos	834	0	0	0	0	0	834
402	10	00	00	Productos varios y útiles diversos	876.842	0	0	0	0	0	876.842
402	10	02	00	Materiales y útiles de limpieza y aseo	47.626	0	0	0	0	0	47.626
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	220.089	0	0	0	0	0	220.089
402	10	08	00	Materiales para equipos de computación	412.400	0	0	0	0	0	412.400
402	10	99	00	Otros productos y útiles diversos	196.727	0	0	0	0	0	196.727
403	**00**	**00**	**00**	**Servicios no personales**	**24.604.986**	**0**	**0**	**0**	**0**	**0**	**24.604.986**
403	02	00	00	Alquileres de maquinaria y equipos	16.740.000	0	0	0	0	0	16.740.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	16.740.000	0	0	0	0	0	16.740.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119417 030085000 INSCRIPCIÓN Y ACTUALIZACIÓN DEL REGISTRO ELECTORAL AÑO 2013

OBJETIVO DEL PROYECTO: IMPLANTAR LOS MECANISMOS NECESARIOS PARA LA INSCRIPCIÓN,ACTUALIZACIÓN Y DEPURACIÓN DE LAS ELECTORAS Y ELECTORES EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: CENTRO DE ACTUALIZACIÓN

META: 106

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	0	300.000
403	07	01	00	Publicidad y propaganda	300.000	0	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	2.471.472	0	0	0	0	0	2.471.472
403	09	01	00	Viáticos y pasajes dentro del país	2.471.472	0	0	0	0	0	2.471.472
403	10	00	00	Servicios profesionales y técnicos	2.500.000	0	0	0	0	0	2.500.000
403	10	03	00	Servicios de procesamiento de datos	2.500.000	0	0	0	0	0	2.500.000
403	18	00	00	Impuestos indirectos	2.593.514	0	0	0	0	0	2.593.514
403	18	01	00	Impuesto al valor agregado	2.593.514	0	0	0	0	0	2.593.514
				Totales	**35.887.730**	**0**	**0**	**0**	**0**	**0**	**35.887.730**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119417 030085000 INSCRIPCIÓN Y ACTUALIZACIÓN DEL REGISTRO ELECTORAL AÑO 2013

OBJETIVO DEL PROYECTO: IMPLANTAR LOS MECANISMOS NECESARIOS PARA LA INSCRIPCIÓN,ACTUALIZACIÓN Y DEPURACIÓN DE LAS ELECTORAS Y ELECTORES EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: CENTRO DE ACTUALIZACIÓN

META: 106

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119417 030085000 INSCRIPCIÓN Y ACTUALIZACIÓN DEL REGISTRO ELECTORAL AÑO 2013

OBJETIVO DEL PROYECTO: IMPLANTAR LOS MECANISMOS NECESARIOS PARA LA INSCRIPCIÓN,ACTUALIZACIÓN Y DEPURACIÓN DE LAS ELECTORAS Y ELECTORES EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: CENTRO DE ACTUALIZACIÓN **META:** 106

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030085003 SEGUIMIENTO A LOS PROCESOS DE INSCRIPCIÓN Y ACTUALIZACIÓN DEL REGISTRO ELECTORAL AÑO 2013.

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 106

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**9.210.128**	**0**	**0**	**0**	**0**	**0**	**9.210.128**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.816.000	0	0	0	0	0	3.816.000
401	01	18	00	Remuneraciones al personal contratado	3.816.000	0	0	0	0	0	3.816.000
401	04	00	00	Complementos de sueldos y salarios	475.728	0	0	0	0	0	475.728
401	04	08	00	Bono compensatorio de alimentación a empleados	475.728	0	0	0	0	0	475.728
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.176.600	0	0	0	0	0	1.176.600
401	05	01	00	Aguinaldos a empleados	477.000	0	0	0	0	0	477.000
401	05	08	00	Bono vacacional al personal contratado	699.600	0	0	0	0	0	699.600
401	06	00	00	Aportes patronales y legales	1.717.200	0	0	0	0	0	1.717.200
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.453.015	0	0	0	0	0	1.453.015
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	264.185	0	0	0	0	0	264.185
401	08	00	00	Prestaciones sociales e indemnizaciones	2.024.600	0	0	0	0	0	2.024.600
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.024.600	0	0	0	0	0	2.024.600
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.427.519**	**0**	**0**	**0**	**0**	**0**	**1.427.519**
402	05	00	00	Productos de papel, cartón e impresos	95.030	0	0	0	0	0	95.030
402	05	01	00	Pulpa de madera, papel y cartón	6.270	0	0	0	0	0	6.270
402	05	03	00	Productos de papel y cartón para oficina	88.760	0	0	0	0	0	88.760
402	06	00	00	Productos químicos y derivados	700.000	0	0	0	0	0	700.000
402	06	06	00	Combustibles y lubricantes	700.000	0	0	0	0	0	700.000
402	10	00	00	Productos varios y útiles diversos	632.489	0	0	0	0	0	632.489
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	220.089	0	0	0	0	0	220.089
402	10	08	00	Materiales para equipos de computación	412.400	0	0	0	0	0	412.400
403	**00**	**00**	**00**	**Servicios no personales**	**21.071.366**	**0**	**0**	**0**	**0**	**0**	**21.071.366**
403	02	00	00	Alquileres de maquinaria y equipos	16.200.000	0	0	0	0	0	16.200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119417 030085000 INSCRIPCIÓN Y ACTUALIZACIÓN DEL REGISTRO ELECTORAL AÑO 2013

OBJETIVO DEL PROYECTO: IMPLANTAR LOS MECANISMOS NECESARIOS PARA LA INSCRIPCIÓN,ACTUALIZACIÓN Y DEPURACIÓN DE LAS ELECTORAS Y ELECTORES EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: CENTRO DE ACTUALIZACIÓN **META:** 106

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030085003 SEGUIMIENTO A LOS PROCESOS DE INSCRIPCIÓN Y ACTUALIZACIÓN DEL REGISTRO ELECTORAL AÑO 2013.

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 106

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	16.200.000	0	0	0	0	0	16.200.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	0	300.000
403	07	01	00	Publicidad y propaganda	300.000	0	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	2.420.064	0	0	0	0	0	2.420.064
403	09	01	00	Viáticos y pasajes dentro del país	2.420.064	0	0	0	0	0	2.420.064
403	18	00	00	Impuestos indirectos	2.151.302	0	0	0	0	0	2.151.302
403	18	01	00	Impuesto al valor agregado	2.151.302	0	0	0	0	0	2.151.302
				Totales	**31.709.013**	**0**	**0**	**0**	**0**	**0**	**31.709.013**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119417 030085000 INSCRIPCIÓN Y ACTUALIZACIÓN DEL REGISTRO ELECTORAL AÑO 2013

OBJETIVO DEL PROYECTO: IMPLANTAR LOS MECANISMOS NECESARIOS PARA LA INSCRIPCIÓN,ACTUALIZACIÓN Y DEPURACIÓN DE LAS ELECTORAS Y ELECTORES EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: CENTRO DE ACTUALIZACIÓN **META:** 106

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030085004 MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LA OFICINA NACIONAL DEL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**645.097**	**0**	**0**	**0**	**0**	**0**	**645.097**
402	06	00	00	Productos químicos y derivados	400.744	0	0	0	0	0	400.744
402	06	05	00	Productos de tocador	1.716	0	0	0	0	0	1.716
402	06	06	00	Combustibles y lubricantes	398.194	0	0	0	0	0	398.194
402	06	08	00	Productos plásticos	834	0	0	0	0	0	834
402	10	00	00	Productos varios y útiles diversos	244.353	0	0	0	0	0	244.353
402	10	02	00	Materiales y útiles de limpieza y aseo	47.626	0	0	0	0	0	47.626
402	10	99	00	Otros productos y útiles diversos	196.727	0	0	0	0	0	196.727
403	**00**	**00**	**00**	**Servicios no personales**	**3.533.620**	**0**	**0**	**0**	**0**	**0**	**3.533.620**
403	02	00	00	Alquileres de maquinaria y equipos	540.000	0	0	0	0	0	540.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	540.000	0	0	0	0	0	540.000
403	09	00	00	Viáticos y pasajes	51.408	0	0	0	0	0	51.408
403	09	01	00	Viáticos y pasajes dentro del país	51.408	0	0	0	0	0	51.408
403	10	00	00	Servicios profesionales y técnicos	2.500.000	0	0	0	0	0	2.500.000
403	10	03	00	Servicios de procesamiento de datos	2.500.000	0	0	0	0	0	2.500.000
403	18	00	00	Impuestos indirectos	442.212	0	0	0	0	0	442.212
403	18	01	00	Impuesto al valor agregado	442.212	0	0	0	0	0	442.212
				Totales	**4.178.717**	**0**	**0**	**0**	**0**	**0**	**4.178.717**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 119410 030086000 ELECCIONES Y/O CONSULTAS 2013.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL ÓPTIMO DE PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**80.784.566**	**0**	**0**	**0**	**0**	**0**	**80.784.566**
401	01	00	00	Sueldos, salarios y otras retribuciones	45.850.407	0	0	0	0	0	45.850.407
401	01	12	00	Salarios a obreros en puestos no permanentes	1.250	0	0	0	0	0	1.250
401	01	18	00	Remuneraciones al personal contratado	45.661.657	0	0	0	0	0	45.661.657
401	01	99	00	Otras retribuciones	187.500	0	0	0	0	0	187.500
401	04	00	00	Complementos de sueldos y salarios	19.471.392	0	0	0	0	0	19.471.392
401	04	26	00	Bono compensatorio de alimentación al personal contratado	19.471.392	0	0	0	0	0	19.471.392
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.398.994	0	0	0	0	0	1.398.994
401	05	07	00	Aguinaldos al personal contratado	37.500	0	0	0	0	0	37.500
401	05	08	00	Bono vacacional al personal contratado	1.361.494	0	0	0	0	0	1.361.494
401	06	00	00	Aportes patronales y legales	5.220.952	0	0	0	0	0	5.220.952
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	478.468	0	0	0	0	0	478.468
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	987.733	0	0	0	0	0	987.733
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	411.648	0	0	0	0	0	411.648
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.882.792	0	0	0	0	0	2.882.792
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	460.311	0	0	0	0	0	460.311
401	08	00	00	Prestaciones sociales e indemnizaciones	8.842.821	0	0	0	0	0	8.842.821
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	8.842.821	0	0	0	0	0	8.842.821
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**925.415**	**0**	**0**	**0**	**0**	**0**	**925.415**
402	01	00	00	Productos alimenticios y agropecuarios	858.242	0	0	0	0	0	858.242
402	01	01	00	Alimentos y bebidas para personas	858.242	0	0	0	0	0	858.242
402	05	00	00	Productos de papel, cartón e impresos	6.059	0	0	0	0	0	6.059
402	05	01	00	Pulpa de madera, papel y cartón	1.620	0	0	0	0	0	1.620
402	05	03	00	Productos de papel y cartón para oficina	4.439	0	0	0	0	0	4.439
402	06	00	00	Productos químicos y derivados	1.355	0	0	0	0	0	1.355
402	06	02	00	Abonos, plaguicidas y otros	1.021	0	0	0	0	0	1.021
402	06	08	00	Productos plásticos	334	0	0	0	0	0	334
402	10	00	00	Productos varios y útiles diversos	35.359	0	0	0	0	0	35.359

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119410 030086000 ELECCIONES Y/O CONSULTAS 2013.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL ÓPTIMO DE PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN

META: 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	14.029	0	0	0	0	0	14.029
402	10	08	00	Materiales para equipos de computación	21.330	0	0	0	0	0	21.330
402	99	00	00	Otros materiales y suministros	24.400	0	0	0	0	0	24.400
402	99	01	00	Otros materiales y suministros	24.400	0	0	0	0	0	24.400
403	**00**	**00**	**00**	**Servicios no personales**	**11.031.018**	**0**	**0**	**0**	**0**	**0**	**11.031.018**
403	02	00	00	Alquileres de maquinaria y equipos	3.774.780	0	0	0	0	0	3.774.780
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.774.780	0	0	0	0	0	3.774.780
403	07	00	00	Servicios de información, impresión y relaciones públicas	748.464	0	0	0	0	0	748.464
403	07	02	00	Imprenta y reproducción	29	0	0	0	0	0	29
403	07	03	00	Relaciones sociales	9.000	0	0	0	0	0	9.000
403	07	04	00	Avisos	739.435	0	0	0	0	0	739.435
403	09	00	00	Viáticos y pasajes	2.211.548	0	0	0	0	0	2.211.548
403	09	01	00	Viáticos y pasajes dentro del país	1.892.012	0	0	0	0	0	1.892.012
403	09	02	00	Viáticos y pasajes fuera del país	319.536	0	0	0	0	0	319.536
403	10	00	00	Servicios profesionales y técnicos	2.600.444	0	0	0	0	0	2.600.444
403	10	09	00	Servicios de lavandería y tintorería	398.944	0	0	0	0	0	398.944
403	10	99	00	Otros servicios profesionales y técnicos	2.201.500	0	0	0	0	0	2.201.500
403	18	00	00	Impuestos indirectos	1.656.500	0	0	0	0	0	1.656.500
403	18	01	00	Impuesto al valor agregado	1.656.500	0	0	0	0	0	1.656.500
403	99	00	00	Otros servicios no personales	39.282	0	0	0	0	0	39.282
403	99	01	00	Otros servicios no personales	39.282	0	0	0	0	0	39.282
404	**00**	**00**	**00**	**Activos reales**	**293.260**	**0**	**0**	**0**	**0**	**0**	**293.260**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200	0	0	0	0	0	200
404	09	01	00	Mobiliario y equipos de oficina	200	0	0	0	0	0	200
404	12	00	00	Activos intangibles	293.060	0	0	0	0	0	293.060
404	12	04	00	Paquetes y programas de computación	293.060	0	0	0	0	0	293.060
				Totales	**93.034.259**	**0**	**0**	**0**	**0**	**0**	**93.034.259**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 119410 030086000 ELECCIONES Y/O CONSULTAS 2013.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL ÓPTIMO DE PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 119410 030086000 ELECCIONES Y/O CONSULTAS 2013.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL ÓPTIMO DE PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030086001 ACTIVACIÓN DE LOS ORGANISMOS ELECTORALES SUBALTERNOS.

UNIDAD DE MEDIDA: PERSONA **META:** 475.776

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PLANIFICACIÓN Y ORGANISMOS ELECTORALES SUBALTERNOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.018.900**	0	0	0	0	0	**2.018.900**
403	07	00	00	Servicios de información, impresión y relaciones públicas	739.435	0	0	0	0	0	739.435
403	07	04	00	Avisos	739.435	0	0	0	0	0	739.435
403	09	00	00	Viáticos y pasajes	540.030	0	0	0	0	0	540.030
403	09	01	00	Viáticos y pasajes dentro del país	540.030	0	0	0	0	0	540.030
403	18	00	00	Impuestos indirectos	739.435	0	0	0	0	0	739.435
403	18	01	00	Impuesto al valor agregado	739.435	0	0	0	0	0	739.435
				Totales	**2.018.900**	0	0	0	0	0	**2.018.900**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 119410 030086000 ELECCIONES Y/O CONSULTAS 2013.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL ÓPTIMO DE PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030086002 INFORMACIÓN Y DIVULGACIÓN INSTITUCIONAL DE PROCESOS ELECTORALES

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 18.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PLANIFICACIÓN Y ORGANISMOS ELECTORALES SUBALTERNOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.776**	**0**	**0**	**0**	**0**	0	1.776
402	10	00	00	Productos varios y útiles diversos	1.776	0	0	0	0	0	1.776
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.776	0	0	0	0	0	1.776
403	**00**	**00**	**00**	**Servicios no personales**	**447.030**	**0**	**0**	**0**	**0**	0	447.030
403	10	00	00	Servicios profesionales y técnicos	398.944	0	0	0	0	0	398.944
403	10	09	00	Servicios de lavandería y tintorería	398.944	0	0	0	0	0	398.944
403	18	00	00	Impuestos indirectos	48.086	0	0	0	0	0	48.086
403	18	01	00	Impuesto al valor agregado	48.086	0	0	0	0	0	48.086
				Totales	**448.806**	**0**	**0**	**0**	**0**	0	**448.806**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 119410 030086000 ELECCIONES Y/O CONSULTAS 2013.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL ÓPTIMO DE PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030086003 DISEÑO, PRODUCCIÓN Y DISTRIBUCIÓN DE MATERIAL ELECTORAL NO-CODIFICADO.

UNIDAD DE MEDIDA: INSTRUMENTO ELECTORAL **META:** 5

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PLANIFICACIÓN Y ORGANISMOS ELECTORALES SUBALTERNOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.376**	**0**	**0**	**0**	**0**	0	**8.376**
402	05	00	00	Productos de papel, cartón e impresos	4.439	0	0	0	0	0	4.439
402	05	03	00	Productos de papel y cartón para oficina	4.439	0	0	0	0	0	4.439
402	06	00	00	Productos químicos y derivados	334	0	0	0	0	0	334
402	06	08	00	Productos plásticos	334	0	0	0	0	0	334
402	10	00	00	Productos varios y útiles diversos	3.603	0	0	0	0	0	3.603
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.543	0	0	0	0	0	2.543
402	10	08	00	Materiales para equipos de computación	1.060	0	0	0	0	0	1.060
403	**00**	**00**	**00**	**Servicios no personales**	**1.038**	**0**	**0**	**0**	**0**	0	**1.038**
403	07	00	00	Servicios de información, impresión y relaciones públicas	29	0	0	0	0	0	29
403	07	02	00	Imprenta y reproducción	29	0	0	0	0	0	29
403	18	00	00	Impuestos indirectos	1.009	0	0	0	0	0	1.009
403	18	01	00	Impuesto al valor agregado	1.009	0	0	0	0	0	1.009
				Totales	**9.414**	**0**	**0**	**0**	**0**	0	**9.414**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 119410 030086000 ELECCIONES Y/O CONSULTAS 2013.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL ÓPTIMO DE PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030086004 CAPACITACIÓN DE LOS ORGANISMOS ELECTORALES SUBALTERNOS E INFORMACIÓN A PUEBLOS Y COMUNIDADES INDIGENAS

UNIDAD DE MEDIDA: PERSONA ADIESTRADA **META:** 219.744

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PLANIFICACIÓN Y ORGANISMOS ELECTORALES SUBALTERNOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.250**	**0**	**0**	**0**	**0**	**0**	**1.250**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.250	0	0	0	0	0	1.250
401	01	12	00	Salarios a obreros en puestos no permanentes	1.250	0	0	0	0	0	1.250
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.091**	**0**	**0**	**0**	**0**	**0**	**3.091**
402	10	00	00	Productos varios y útiles diversos	3.091	0	0	0	0	0	3.091
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.091	0	0	0	0	0	3.091
403	**00**	**00**	**00**	**Servicios no personales**	**1.309.275**	**0**	**0**	**0**	**0**	**0**	**1.309.275**
403	09	00	00	Viáticos y pasajes	1.276.108	0	0	0	0	0	1.276.108
403	09	01	00	Viáticos y pasajes dentro del país	1.276.108	0	0	0	0	0	1.276.108
403	18	00	00	Impuestos indirectos	3.885	0	0	0	0	0	3.885
403	18	01	00	Impuesto al valor agregado	3.885	0	0	0	0	0	3.885
403	99	00	00	Otros servicios no personales	29.282	0	0	0	0	0	29.282
403	99	01	00	Otros servicios no personales	29.282	0	0	0	0	0	29.282
				Totales	**1.313.616**	**0**	**0**	**0**	**0**	**0**	**1.313.616**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119410 030086000 ELECCIONES Y/O CONSULTAS 2013.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL ÓPTIMO DE PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030086005 ACTIVACIÓN DE LAS PLATAFORMAS DE TELECOMUNICACIONES Y SOPORTE ELECTORAL.

UNIDAD DE MEDIDA: SERVICIO INTEGRADO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUTOMATIZACIÓN / OFICINA NACIONAL DE PLANIFICACIÓN Y ORGANISMOS ELECTORALES SUBALTERNOS / OFICINAS REGIONALES ELECTORALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**11.200**	**0**	**0**	**0**	**0**	**0**	**11.200**
403	18	00	00	Impuestos indirectos	1.200	0	0	0	0	0	1.200
403	18	01	00	Impuesto al valor agregado	1.200	0	0	0	0	0	1.200
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**11.200**	**0**	**0**	**0**	**0**	**0**	**11.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 119410 030086000 ELECCIONES Y/O CONSULTAS 2013.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL ÓPTIMO DE PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030086006 ALISTAMIENTO DE LA PLATAFORMA AUTOMATIZADA DEL VOTO.

UNIDAD DE MEDIDA: EQUIPO **META:** 218.750

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LOGÍSTICA Y PRODUCCIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**18.214.663**	**0**	**0**	**0**	**0**	0	**18.214.663**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.895.795	0	0	0	0	0	9.895.795
401	01	18	00	Remuneraciones al personal contratado	9.895.795	0	0	0	0	0	9.895.795
401	04	00	00	Complementos de sueldos y salarios	4.712.400	0	0	0	0	0	4.712.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.712.400	0	0	0	0	0	4.712.400
401	06	00	00	Aportes patronales y legales	1.682.286	0	0	0	0	0	1.682.286
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	228.365	0	0	0	0	0	228.365
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.256.005	0	0	0	0	0	1.256.005
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	197.916	0	0	0	0	0	197.916
401	08	00	00	Prestaciones sociales e indemnizaciones	1.924.182	0	0	0	0	0	1.924.182
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.924.182	0	0	0	0	0	1.924.182
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**24.400**	**0**	**0**	**0**	**0**	0	**24.400**
402	99	00	00	Otros materiales y suministros	24.400	0	0	0	0	0	24.400
402	99	01	00	Otros materiales y suministros	24.400	0	0	0	0	0	24.400
403	**00**	**00**	**00**	**Servicios no personales**	**2.928**	**0**	**0**	**0**	**0**	0	**2.928**
403	18	00	00	Impuestos indirectos	2.928	0	0	0	0	0	2.928
403	18	01	00	Impuesto al valor agregado	2.928	0	0	0	0	0	2.928
				Totales	**18.241.991**	**0**	**0**	**0**	**0**	0	**18.241.991**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 119410 030086000 ELECCIONES Y/O CONSULTAS 2013.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL ÓPTIMO DE PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030086007 DESPLIEGUE Y RETORNO DE MATERIAL ELECTORAL PARA LAS MESAS DE VOTACIÓN.

UNIDAD DE MEDIDA: CAJA **META:** 40.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE OPERACIONES ELECTORALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**23.610.245**	**0**	**0**	**0**	**0**	**0**	**23.610.245**
401	01	00	00	Sueldos, salarios y otras retribuciones	12.482.261	0	0	0	0	0	12.482.261
401	01	18	00	Remuneraciones al personal contratado	12.482.261	0	0	0	0	0	12.482.261
401	04	00	00	Complementos de sueldos y salarios	6.058.800	0	0	0	0	0	6.058.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	6.058.800	0	0	0	0	0	6.058.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	520.094	0	0	0	0	0	520.094
401	05	08	00	Bono vacacional al personal contratado	520.094	0	0	0	0	0	520.094
401	06	00	00	Aportes patronales y legales	2.121.984	0	0	0	0	0	2.121.984
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	288.052	0	0	0	0	0	288.052
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.584.287	0	0	0	0	0	1.584.287
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	249.645	0	0	0	0	0	249.645
401	08	00	00	Prestaciones sociales e indemnizaciones	2.427.106	0	0	0	0	0	2.427.106
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.427.106	0	0	0	0	0	2.427.106
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**858.145**	**0**	**0**	**0**	**0**	**0**	**858.145**
402	01	00	00	Productos alimenticios y agropecuarios	858.145	0	0	0	0	0	858.145
402	01	01	00	Alimentos y bebidas para personas	858.145	0	0	0	0	0	858.145
403	**00**	**00**	**00**	**Servicios no personales**	**4.379.921**	**0**	**0**	**0**	**0**	**0**	**4.379.921**
403	02	00	00	Alquileres de maquinaria y equipos	3.533.400	0	0	0	0	0	3.533.400
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.533.400	0	0	0	0	0	3.533.400
403	09	00	00	Viáticos y pasajes	319.536	0	0	0	0	0	319.536
403	09	02	00	Viáticos y pasajes fuera del país	319.536	0	0	0	0	0	319.536
403	18	00	00	Impuestos indirectos	526.985	0	0	0	0	0	526.985
403	18	01	00	Impuesto al valor agregado	526.985	0	0	0	0	0	526.985

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 119410 030086000 ELECCIONES Y/O CONSULTAS 2013.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL ÓPTIMO DE PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030086007 DESPLIEGUE Y RETORNO DE MATERIAL ELECTORAL PARA LAS MESAS DE VOTACIÓN.

UNIDAD DE MEDIDA: CAJA **META:** 40.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE OPERACIONES ELECTORALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**28.848.311**	**0**	**0**	**0**	**0**	0	**28.848.311**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119410 030086000 ELECCIONES Y/O CONSULTAS 2013.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL ÓPTIMO DE PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030086008 EJECUCIÓN DEL CATASTRO DE CENTROS DE VOTACIÓN.

UNIDAD DE MEDIDA: CENTRO **META:** 400

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE INFRAESTRUCTURA ELECTORAL / OFICINAS REGIONALES ELECTORALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.293.000**	**0**	**0**	**0**	**0**	0	**4.293.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.400.000	0	0	0	0	0	2.400.000
401	01	18	00	Remuneraciones al personal contratado	2.400.000	0	0	0	0	0	2.400.000
401	04	00	00	Complementos de sueldos y salarios	1.836.000	0	0	0	0	0	1.836.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.836.000	0	0	0	0	0	1.836.000
401	06	00	00	Aportes patronales y legales	57.000	0	0	0	0	0	57.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	5.000	0	0	0	0	0	5.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	40.000	0	0	0	0	0	40.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	12.000	0	0	0	0	0	12.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.620**	**0**	**0**	**0**	**0**	0	**1.620**
402	05	00	00	Productos de papel, cartón e impresos	1.620	0	0	0	0	0	1.620
402	05	01	00	Pulpa de madera, papel y cartón	1.620	0	0	0	0	0	1.620
403	**00**	**00**	**00**	**Servicios no personales**	**219.698**	**0**	**0**	**0**	**0**	0	**219.698**
403	02	00	00	Alquileres de maquinaria y equipos	120.000	0	0	0	0	0	120.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	120.000	0	0	0	0	0	120.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.000	0	0	0	0	0	9.000
403	07	03	00	Relaciones sociales	9.000	0	0	0	0	0	9.000
403	09	00	00	Viáticos y pasajes	75.000	0	0	0	0	0	75.000
403	09	01	00	Viáticos y pasajes dentro del país	75.000	0	0	0	0	0	75.000
403	18	00	00	Impuestos indirectos	15.698	0	0	0	0	0	15.698
403	18	01	00	Impuesto al valor agregado	15.698	0	0	0	0	0	15.698
404	**00**	**00**	**00**	**Activos reales**	**200**	**0**	**0**	**0**	**0**	0	**200**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200	0	0	0	0	0	200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 119410 030086000 ELECCIONES Y/O CONSULTAS 2013.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL ÓPTIMO DE PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030086008 EJECUCIÓN DEL CATASTRO DE CENTROS DE VOTACIÓN.

UNIDAD DE MEDIDA: CENTRO **META:** 400

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE INFRAESTRUCTURA ELECTORAL / OFICINAS REGIONALES ELECTORALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	200	0	0	0	0	0	200
				Totales	**4.514.518**	**0**	**0**	**0**	**0**	**0**	**4.514.518**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 119410 030086000 ELECCIONES Y/O CONSULTAS 2013.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL ÓPTIMO DE PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030086009 ORGANIZACIÓN DEL PROGRAMA DE ACOMPAÑAMIENTO ELECTORAL INTERNACIONAL

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**245.360**	**0**	**0**	**0**	**0**	**0**	**245.360**
401	01	00	00	Sueldos, salarios y otras retribuciones	150.000	0	0	0	0	0	150.000
401	01	18	00	Remuneraciones al personal contratado	150.000	0	0	0	0	0	150.000
401	04	00	00	Complementos de sueldos y salarios	91.800	0	0	0	0	0	91.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	91.800	0	0	0	0	0	91.800
401	06	00	00	Aportes patronales y legales	3.560	0	0	0	0	0	3.560
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	310	0	0	0	0	0	310
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.500	0	0	0	0	0	2.500
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	750	0	0	0	0	0	750
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.834**	**0**	**0**	**0**	**0**	**0**	**26.834**
402	10	00	00	Productos varios y útiles diversos	26.834	0	0	0	0	0	26.834
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.564	0	0	0	0	0	6.564
402	10	08	00	Materiales para equipos de computación	20.270	0	0	0	0	0	20.270
403	**00**	**00**	**00**	**Servicios no personales**	**3.220**	**0**	**0**	**0**	**0**	**0**	**3.220**
403	18	00	00	Impuestos indirectos	3.220	0	0	0	0	0	3.220
403	18	01	00	Impuesto al valor agregado	3.220	0	0	0	0	0	3.220
				Totales	**275.414**	**0**	**0**	**0**	**0**	**0**	**275.414**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 119410 030086000 ELECCIONES Y/O CONSULTAS 2013.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL ÓPTIMO DE PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030086010 DISEÑO Y EJECUCIÓN DEL PROCESO DE CAPACITACIÓN NACIONAL DEL PERSONAL TÉCNICO Y OPERATIVO DE LOS EVENTOS ELECTORALES.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 50.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**32.034.790**	**0**	**0**	**0**	**0**	**0**	**32.034.790**
401	01	00	00	Sueldos, salarios y otras retribuciones	19.740.001	0	0	0	0	0	19.740.001
401	01	18	00	Remuneraciones al personal contratado	19.740.001	0	0	0	0	0	19.740.001
401	04	00	00	Complementos de sueldos y salarios	6.328.080	0	0	0	0	0	6.328.080
401	04	26	00	Bono compensatorio de alimentación al personal contratado	6.328.080	0	0	0	0	0	6.328.080
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	822.500	0	0	0	0	0	822.500
401	05	08	00	Bono vacacional al personal contratado	822.500	0	0	0	0	0	822.500
401	06	00	00	Aportes patronales y legales	1.305.876	0	0	0	0	0	1.305.876
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	455.538	0	0	0	0	0	455.538
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	455.538	0	0	0	0	0	455.538
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	394.800	0	0	0	0	0	394.800
401	08	00	00	Prestaciones sociales e indemnizaciones	3.838.333	0	0	0	0	0	3.838.333
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.838.333	0	0	0	0	0	3.838.333
				Totales	**32.034.790**	**0**	**0**	**0**	**0**	**0**	**32.034.790**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 119410 030086000 ELECCIONES Y/O CONSULTAS 2013.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL ÓPTIMO DE PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030086011 PRODUCCIÓN Y REPLIEGUE DE INSTRUMENTOS.

UNIDAD DE MEDIDA: INSTRUMENTO ELECTORAL **META:** 37.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**792.668**	**0**	**0**	**0**	**0**	0	**792.668**
401	01	00	00	Sueldos, salarios y otras retribuciones	453.600	0	0	0	0	0	453.600
401	01	18	00	Remuneraciones al personal contratado	453.600	0	0	0	0	0	453.600
401	04	00	00	Complementos de sueldos y salarios	201.960	0	0	0	0	0	201.960
401	04	26	00	Bono compensatorio de alimentación al personal contratado	201.960	0	0	0	0	0	201.960
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	18.900	0	0	0	0	0	18.900
401	05	08	00	Bono vacacional al personal contratado	18.900	0	0	0	0	0	18.900
401	06	00	00	Aportes patronales y legales	30.008	0	0	0	0	0	30.008
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	10.468	0	0	0	0	0	10.468
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.468	0	0	0	0	0	10.468
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	9.072	0	0	0	0	0	9.072
401	08	00	00	Prestaciones sociales e indemnizaciones	88.200	0	0	0	0	0	88.200
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	88.200	0	0	0	0	0	88.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**97**	**0**	**0**	**0**	**0**	0	**97**
402	01	00	00	Productos alimenticios y agropecuarios	97	0	0	0	0	0	97
402	01	01	00	Alimentos y bebidas para personas	97	0	0	0	0	0	97
403	**00**	**00**	**00**	**Servicios no personales**	**12**	**0**	**0**	**0**	**0**	0	**12**
403	18	00	00	Impuestos indirectos	12	0	0	0	0	0	12
403	18	01	00	Impuesto al valor agregado	12	0	0	0	0	0	12
				Totales	**792.777**	**0**	**0**	**0**	**0**	0	**792.777**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 119410 030086000 ELECCIONES Y/O CONSULTAS 2013.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL ÓPTIMO DE PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030086012 AUDITORIAS.

UNIDAD DE MEDIDA: AUDITORÍA **META:** 11

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**55**	**0**	**0**	**0**	**0**	0	**55**
402	10	00	00	Productos varios y útiles diversos	55	0	0	0	0	0	55
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	55	0	0	0	0	0	55
403	**00**	**00**	**00**	**Servicios no personales**	**7**	**0**	**0**	**0**	**0**	0	**7**
403	18	00	00	Impuestos indirectos	7	0	0	0	0	0	7
403	18	01	00	Impuesto al valor agregado	7	0	0	0	0	0	7
				Totales	**62**	**0**	**0**	**0**	**0**	0	**62**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 03 - 68

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 119410 030086000 ELECCIONES Y/O CONSULTAS 2013.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL ÓPTIMO DE PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030086013 MANTENIMIENTO, INSTALACION Y COMISIONAMIENTO DE ANTENAS DE LA PLATAFORMA SATELITAL

UNIDAD DE MEDIDA: ANTENA INSTALADA **META:** 2.800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.592.590**	0	0	0	0	0	**1.592.590**
401	01	00	00	Sueldos, salarios y otras retribuciones	727.500	0	0	0	0	0	727.500
401	01	18	00	Remuneraciones al personal contratado	540.000	0	0	0	0	0	540.000
401	01	99	00	Otras retribuciones	187.500	0	0	0	0	0	187.500
401	04	00	00	Complementos de sueldos y salarios	242.352	0	0	0	0	0	242.352
401	04	26	00	Bono compensatorio de alimentación al personal contratado	242.352	0	0	0	0	0	242.352
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	37.500	0	0	0	0	0	37.500
401	05	07	00	Aguinaldos al personal contratado	37.500	0	0	0	0	0	37.500
401	06	00	00	Aportes patronales y legales	20.238	0	0	0	0	0	20.238
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.462	0	0	0	0	0	12.462
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	7.776	0	0	0	0	0	7.776
401	08	00	00	Prestaciones sociales e indemnizaciones	565.000	0	0	0	0	0	565.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	565.000	0	0	0	0	0	565.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.021**	0	0	0	0	0	**1.021**
402	06	00	00	Productos químicos y derivados	1.021	0	0	0	0	0	1.021
402	06	02	00	Abonos, plaguicidas y otros	1.021	0	0	0	0	0	1.021
403	**00**	**00**	**00**	**Servicios no personales**	**2.637.789**	0	0	0	0	0	**2.637.789**
403	02	00	00	Alquileres de maquinaria y equipos	121.380	0	0	0	0	0	121.380
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	121.380	0	0	0	0	0	121.380
403	09	00	00	Viáticos y pasajes	874	0	0	0	0	0	874
403	09	01	00	Viáticos y pasajes dentro del país	874	0	0	0	0	0	874
403	10	00	00	Servicios profesionales y técnicos	2.201.500	0	0	0	0	0	2.201.500
403	10	99	00	Otros servicios profesionales y técnicos	2.201.500	0	0	0	0	0	2.201.500
403	18	00	00	Impuestos indirectos	314.035	0	0	0	0	0	314.035

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 119410 030086000 ELECCIONES Y/O CONSULTAS 2013.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL ÓPTIMO DE PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 030086013 MANTENIMIENTO, INSTALACION Y COMISIONAMIENTO DE ANTENAS DE LA PLATAFORMA SATELITAL

UNIDAD DE MEDIDA: ANTENA INSTALADA **META:** 2.800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	314.035	0	0	0	0	0	314.035
404	**00**	**00**	**00**	**Activos reales**	**293.060**	0	0	0	0	0	**293.060**
404	12	00	00	Activos intangibles	293.060	0	0	0	0	0	293.060
404	12	04	00	Paquetes y programas de computación	293.060	0	0	0	0	0	293.060
				Totales	**4.524.460**	**0**	**0**	**0**	**0**	**0**	**4.524.460**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 039999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR EL ÓPTIMO FUNCIONAMIENTO DE LA FUNDACIÓN INSTITUTO DE ALTOS ESTUDIOS DEL PODER ELECTORAL, ENTE ADSCRITO AL CONSEJO NACIONAL ELECTORAL.

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.932.783

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE ADMINISTRACION Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.932.783**	**0**	**0**	**0**	**0**	**0**	**1.932.783**
407	01	00	00	Transferencias y donaciones corrientes internas	1.932.783	0	0	0	0	0	1.932.783
407	01	03	00	Transferencias corrientes internas al sector público	1.932.783	0	0	0	0	0	1.932.783
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.932.783	0	0	0	0	0	1.932.783
				Totales	**1.932.783**	**0**	**0**	**0**	**0**	**0**	**1.932.783**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 039999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR EL ÓPTIMO FUNCIONAMIENTO DE LA FUNDACIÓN INSTITUTO DE ALTOS ESTUDIOS DEL PODER ELECTORAL, ENTE ADSCRITO AL CONSEJO NACIONAL ELECTORAL.

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.932.783

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE ADMINISTRACION Y FINANZAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.932.783**	**0**	**0**	**0**	**0**	**0**	**1.932.783**
407	01	00	00	Transferencias y donaciones corrientes internas	1.932.783	0	0	0	0	0	1.932.783
407	01	03	00	Transferencias corrientes internas al sector público	1.932.783	0	0	0	0	0	1.932.783
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.932.783	0	0	0	0	0	1.932.783
				- A0248 Fundación Instituto de Altos Estudios del Poder Electoral	1.932.783	0	0	0	0	0	1.932.783
				Totales	**1.932.783**	**0**	**0**	**0**	**0**	**0**	**1.932.783**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 039999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR EL ÓPTIMO FUNCIONAMIENTO DE LA FUNDACIÓN INSTITUTO DE ALTOS ESTUDIOS DEL PODER ELECTORAL, ENTE ADSCRITO AL CONSEJO NACIONAL ELECTORAL.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.932.783

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE ADMINISTRACION Y FINANZAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 039999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN INSTITUTO DE ALTOS ESTUDIOS DEL PODER ELECTORAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.932.783

RESPONSABLE/EJECUTOR: FUNDACIÓN INSTITUTO DE ALTOS ESTUDIOS DEL PODER ELECTORAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.932.783**	**0**	**0**	**0**	**0**	**0**	**1.932.783**
407	01	00	00	Transferencias y donaciones corrientes internas	1.932.783	0	0	0	0	0	1.932.783
407	01	03	00	Transferencias corrientes internas al sector público	1.932.783	0	0	0	0	0	1.932.783
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.932.783	0	0	0	0	0	1.932.783
				Totales	**1.932.783**	**0**	**0**	**0**	**0**	**0**	**1.932.783**

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.483.991.687**	**0**	**0**	**0**	**0**	**0**	**1.483.991.687**
401	01	00	00	Sueldos, salarios y otras retribuciones	430.535.637	0	0	0	0	0	430.535.637
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	298.821.744	0	0	0	0	0	298.821.744
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	16.678.200	0	0	0	0	0	16.678.200
401	01	12	00	Salarios a obreros en puestos no permanentes	4.765.200	0	0	0	0	0	4.765.200
401	01	18	00	Remuneraciones al personal contratado	24.871.440	0	0	0	0	0	24.871.440
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	2.730.236	0	0	0	0	0	2.730.236
401	01	99	00	Otras retribuciones	82.668.817	0	0	0	0	0	82.668.817
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	63.099.989	0	0	0	0	0	63.099.989
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	59.764.349	0	0	0	0	0	59.764.349
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	3.335.640	0	0	0	0	0	3.335.640
401	03	00	00	Primas	107.616.624	0	0	0	0	0	107.616.624
401	03	08	00	Primas de profesionalización a empleados	62.357.674	0	0	0	0	0	62.357.674
401	03	09	00	Primas por antigüedad a empleados	36.389.129	0	0	0	0	0	36.389.129
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.742.184	0	0	0	0	0	1.742.184
401	03	21	00	Primas por antigüedad a obreros	2.094.407	0	0	0	0	0	2.094.407
401	03	40	00	Primas de profesionalización al personal contratado	4.996.930	0	0	0	0	0	4.996.930
401	03	98	00	Otras primas a obreros	36.300	0	0	0	0	0	36.300
401	04	00	00	Complementos de sueldos y salarios	135.475.761	0	0	0	0	0	135.475.761
401	04	02	00	Complemento a empleados por trabajo nocturno	2.293.905	0	0	0	0	0	2.293.905
401	04	06	00	Complemento a empleados por comisión de servicios	6.930.816	0	0	0	0	0	6.930.816
401	04	08	00	Bono compensatorio de alimentación a empleados	100.166.976	0	0	0	0	0	100.166.976
401	04	18	00	Bono compensatorio de alimentación a obreros	11.874.800	0	0	0	0	0	11.874.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	13.809.760	0	0	0	0	0	13.809.760
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	263.424	0	0	0	0	0	263.424
401	04	97	00	Otros complementos a obreros	136.080	0	0	0	0	0	136.080
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	88.436.590	0	0	0	0	0	88.436.590
401	05	03	00	Bono vacacional a empleados	82.342.859	0	0	0	0	0	82.342.859
401	05	06	00	Bono vacacional a obreros	3.102.340	0	0	0	0	0	3.102.340
401	05	08	00	Bono vacacional al personal contratado	2.315.517	0	0	0	0	0	2.315.517
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	675.874	0	0	0	0	0	675.874

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	91.348.097	0	0	0	0	0	91.348.097
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	47.582.897	0	0	0	0	0	47.582.897
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	17.302.872	0	0	0	0	0	17.302.872
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	9.146.658	0	0	0	0	0	9.146.658
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	5.474.692	0	0	0	0	0	5.474.692
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.990.797	0	0	0	0	0	1.990.797
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	400.277	0	0	0	0	0	400.277
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.256.791	0	0	0	0	0	6.256.791
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	692.671	0	0	0	0	0	692.671
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	125.136	0	0	0	0	0	125.136
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	54.605	0	0	0	0	0	54.605
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	45.504	0	0	0	0	0	45.504
401	06	95	00	Otros aportes legales por personal contratado	2.275.197	0	0	0	0	0	2.275.197
401	07	00	00	Asistencia socio-económica	359.928.699	0	0	0	0	0	359.928.699
401	07	02	00	Becas a empleados	5.681.000	0	0	0	0	0	5.681.000
401	07	03	00	Ayudas por matrimonio a empleados	4.315.000	0	0	0	0	0	4.315.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.315.000	0	0	0	0	0	4.315.000
401	07	05	00	Ayudas por defunción a empleados	2.157.500	0	0	0	0	0	2.157.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	35.858.609	0	0	0	0	0	35.858.609
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	240.777.422	0	0	0	0	0	240.777.422
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.896.000	0	0	0	0	0	5.896.000
401	07	10	00	Dotación de uniformes a empleados	4.457.551	0	0	0	0	0	4.457.551
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	21.613.129	0	0	0	0	0	21.613.129
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.831.600	0	0	0	0	0	3.831.600
401	07	18	00	Becas a obreros	923.000	0	0	0	0	0	923.000
401	07	19	00	Ayudas por matrimonio de obreros	440.000	0	0	0	0	0	440.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	440.000	0	0	0	0	0	440.000
401	07	21	00	Ayudas por defunción a obreros	220.000	0	0	0	0	0	220.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.001.384	0	0	0	0	0	2.001.384
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	19.728.135	0	0	0	0	0	19.728.135

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	481.000	0	0	0	0	0	481.000
401	07	26	00	Dotación de uniformes a obreros	2.868.750	0	0	0	0	0	2.868.750
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.371.900	0	0	0	0	0	2.371.900
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	980.400	0	0	0	0	0	980.400
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	273.024	0	0	0	0	0	273.024
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	298.295	0	0	0	0	0	298.295
401	08	00	00	Prestaciones sociales e indemnizaciones	207.550.290	0	0	0	0	0	207.550.290
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	185.361.738	0	0	0	0	0	185.361.738
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	7.864.417	0	0	0	0	0	7.864.417
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	13.494.135	0	0	0	0	0	13.494.135
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	830.000	0	0	0	0	0	830.000
403	**00**	**00**	**00**	**Servicios no personales**	**13.838.889**	**0**	**0**	**0**	**0**	**0**	**13.838.889**
403	10	00	00	Servicios profesionales y técnicos	2.216.676	0	0	0	0	0	2.216.676
403	10	07	00	Servicios de capacitación y adiestramiento	2.216.676	0	0	0	0	0	2.216.676
403	18	00	00	Impuestos indirectos	1.637.171	0	0	0	0	0	1.637.171
403	18	01	00	Impuesto al valor agregado	1.637.171	0	0	0	0	0	1.637.171
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.783.449	0	0	0	0	0	3.783.449
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.783.449	0	0	0	0	0	3.783.449
403	99	00	00	Otros servicios no personales	6.201.593	0	0	0	0	0	6.201.593
403	99	01	00	Otros servicios no personales	6.201.593	0	0	0	0	0	6.201.593
				Totales	**1.497.830.576**	**0**	**0**	**0**	**0**	**0**	**1.497.830.576**

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 030001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.483.991.687**	**0**	**0**	**0**	**0**	**0**	**1.483.991.687**
401	01	00	00	Sueldos, salarios y otras retribuciones	430.535.637	0	0	0	0	0	430.535.637
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	298.821.744	0	0	0	0	0	298.821.744
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	16.678.200	0	0	0	0	0	16.678.200
401	01	12	00	Salarios a obreros en puestos no permanentes	4.765.200	0	0	0	0	0	4.765.200
401	01	18	00	Remuneraciones al personal contratado	24.871.440	0	0	0	0	0	24.871.440
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	2.730.236	0	0	0	0	0	2.730.236
401	01	99	00	Otras retribuciones	82.668.817	0	0	0	0	0	82.668.817
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	63.099.989	0	0	0	0	0	63.099.989
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	59.764.349	0	0	0	0	0	59.764.349
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	3.335.640	0	0	0	0	0	3.335.640
401	03	00	00	Primas	107.616.624	0	0	0	0	0	107.616.624
401	03	08	00	Primas de profesionalización a empleados	62.357.674	0	0	0	0	0	62.357.674
401	03	09	00	Primas por antigüedad a empleados	36.389.129	0	0	0	0	0	36.389.129
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.742.184	0	0	0	0	0	1.742.184
401	03	21	00	Primas por antigüedad a obreros	2.094.407	0	0	0	0	0	2.094.407
401	03	40	00	Primas de profesionalización al personal contratado	4.996.930	0	0	0	0	0	4.996.930
401	03	98	00	Otras primas a obreros	36.300	0	0	0	0	0	36.300
401	04	00	00	Complementos de sueldos y salarios	135.475.761	0	0	0	0	0	135.475.761
401	04	02	00	Complemento a empleados por trabajo nocturno	2.293.905	0	0	0	0	0	2.293.905
401	04	06	00	Complemento a empleados por comisión de servicios	6.930.816	0	0	0	0	0	6.930.816
401	04	08	00	Bono compensatorio de alimentación a empleados	100.166.976	0	0	0	0	0	100.166.976
401	04	18	00	Bono compensatorio de alimentación a obreros	11.874.800	0	0	0	0	0	11.874.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	13.809.760	0	0	0	0	0	13.809.760
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	263.424	0	0	0	0	0	263.424
401	04	97	00	Otros complementos a obreros	136.080	0	0	0	0	0	136.080
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	88.436.590	0	0	0	0	0	88.436.590

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 030001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	03	00	Bono vacacional a empleados	82.342.859	0	0	0	0	0	82.342.859
401	05	06	00	Bono vacacional a obreros	3.102.340	0	0	0	0	0	3.102.340
401	05	08	00	Bono vacacional al personal contratado	2.315.517	0	0	0	0	0	2.315.517
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	675.874	0	0	0	0	0	675.874
401	06	00	00	Aportes patronales y legales	91.348.097	0	0	0	0	0	91.348.097
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	47.582.897	0	0	0	0	0	47.582.897
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	17.302.872	0	0	0	0	0	17.302.872
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	9.146.658	0	0	0	0	0	9.146.658
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	5.474.692	0	0	0	0	0	5.474.692
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.990.797	0	0	0	0	0	1.990.797
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	400.277	0	0	0	0	0	400.277
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.256.791	0	0	0	0	0	6.256.791
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	692.671	0	0	0	0	0	692.671
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	125.136	0	0	0	0	0	125.136
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	54.605	0	0	0	0	0	54.605
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	45.504	0	0	0	0	0	45.504
401	06	95	00	Otros aportes legales por personal contratado	2.275.197	0	0	0	0	0	2.275.197
401	07	00	00	Asistencia socio-económica	359.928.699	0	0	0	0	0	359.928.699
401	07	02	00	Becas a empleados	5.681.000	0	0	0	0	0	5.681.000
401	07	03	00	Ayudas por matrimonio a empleados	4.315.000	0	0	0	0	0	4.315.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.315.000	0	0	0	0	0	4.315.000
401	07	05	00	Ayudas por defunción a empleados	2.157.500	0	0	0	0	0	2.157.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	35.858.609	0	0	0	0	0	35.858.609
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	240.777.422	0	0	0	0	0	240.777.422
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.896.000	0	0	0	0	0	5.896.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 030001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	10	00	Dotación de uniformes a empleados	4.457.551	0	0	0	0	0	4.457.551
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	21.613.129	0	0	0	0	0	21.613.129
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.831.600	0	0	0	0	0	3.831.600
401	07	18	00	Becas a obreros	923.000	0	0	0	0	0	923.000
401	07	19	00	Ayudas por matrimonio de obreros	440.000	0	0	0	0	0	440.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	440.000	0	0	0	0	0	440.000
401	07	21	00	Ayudas por defunción a obreros	220.000	0	0	0	0	0	220.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.001.384	0	0	0	0	0	2.001.384
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	19.728.135	0	0	0	0	0	19.728.135
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	481.000	0	0	0	0	0	481.000
401	07	26	00	Dotación de uniformes a obreros	2.868.750	0	0	0	0	0	2.868.750
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.371.900	0	0	0	0	0	2.371.900
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	980.400	0	0	0	0	0	980.400
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	273.024	0	0	0	0	0	273.024
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	298.295	0	0	0	0	0	298.295
401	08	00	00	Prestaciones sociales e indemnizaciones	207.550.290	0	0	0	0	0	207.550.290
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	185.361.738	0	0	0	0	0	185.361.738
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	7.864.417	0	0	0	0	0	7.864.417
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	13.494.135	0	0	0	0	0	13.494.135
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	830.000	0	0	0	0	0	830.000
403	**00**	**00**	**00**	**Servicios no personales**	**13.838.889**	**0**	**0**	**0**	**0**	**0**	**13.838.889**
403	10	00	00	Servicios profesionales y técnicos	2.216.676	0	0	0	0	0	2.216.676
403	10	07	00	Servicios de capacitación y adiestramiento	2.216.676	0	0	0	0	0	2.216.676
403	18	00	00	Impuestos indirectos	1.637.171	0	0	0	0	0	1.637.171
403	18	01	00	Impuesto al valor agregado	1.637.171	0	0	0	0	0	1.637.171
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.783.449	0	0	0	0	0	3.783.449

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 030001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.783.449	0	0	0	0	0	3.783.449
403	99	00	00	Otros servicios no personales	6.201.593	0	0	0	0	0	6.201.593
403	99	01	00	Otros servicios no personales	6.201.593	0	0	0	0	0	6.201.593
				Totales	**1.497.830.576**	**0**	**0**	**0**	**0**	**0**	**1.497.830.576**

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**49.798.406**	**0**	**0**	**0**	**0**	**0**	**49.798.406**
402	01	00	00	Productos alimenticios y agropecuarios	5.055.415	0	0	0	0	0	5.055.415
402	01	01	00	Alimentos y bebidas para personas	5.055.415	0	0	0	0	0	5.055.415
402	02	00	00	Productos de minas, canteras y yacimientos	9.792	0	0	0	0	0	9.792
402	02	05	00	Piedra, arcilla, arena y tierra	9.792	0	0	0	0	0	9.792
402	03	00	00	Textiles y vestuarios	713.877	0	0	0	0	0	713.877
402	03	01	00	Textiles	80.845	0	0	0	0	0	80.845
402	03	02	00	Prendas de vestir	620.832	0	0	0	0	0	620.832
402	03	99	00	Otros productos textiles y vestuarios	12.200	0	0	0	0	0	12.200
402	04	00	00	Productos de cuero y caucho	1.266.252	0	0	0	0	0	1.266.252
402	04	02	00	Productos de cuero y sucedáneos del cuero	4.896	0	0	0	0	0	4.896
402	04	03	00	Cauchos y tripas para vehículos	1.261.356	0	0	0	0	0	1.261.356
402	05	00	00	Productos de papel, cartón e impresos	13.223.367	0	0	0	0	0	13.223.367
402	05	01	00	Pulpa de madera, papel y cartón	5.597.789	0	0	0	0	0	5.597.789
402	05	02	00	Envases y cajas de papel y cartón	2.364	0	0	0	0	0	2.364
402	05	03	00	Productos de papel y cartón para oficina	7.567.203	0	0	0	0	0	7.567.203
402	05	04	00	Libros, revistas y periódicos	9.316	0	0	0	0	0	9.316
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	36.993	0	0	0	0	0	36.993
402	05	99	00	Otros productos de pulpa, papel y cartón	9.702	0	0	0	0	0	9.702
402	06	00	00	Productos químicos y derivados	3.750.769	0	0	0	0	0	3.750.769
402	06	01	00	Sustancias químicas y de uso industrial	60.058	0	0	0	0	0	60.058
402	06	02	00	Abonos, plaguicidas y otros	605.874	0	0	0	0	0	605.874
402	06	03	00	Tintas, pinturas y colorantes	222.899	0	0	0	0	0	222.899
402	06	04	00	Productos farmacéuticos y medicamentos	866.422	0	0	0	0	0	866.422
402	06	05	00	Productos de tocador	49.444	0	0	0	0	0	49.444
402	06	06	00	Combustibles y lubricantes	72.860	0	0	0	0	0	72.860
402	06	08	00	Productos plásticos	1.821.614	0	0	0	0	0	1.821.614
402	06	99	00	Otros productos de la industria química y conexos	51.598	0	0	0	0	0	51.598
402	07	00	00	Productos minerales no metálicos	19.568	0	0	0	0	0	19.568
402	07	02	00	Vidrios y productos de vidrio	3.380	0	0	0	0	0	3.380
402	07	04	00	Cemento, cal y yeso	7.644	0	0	0	0	0	7.644
402	07	99	00	Otros productos minerales no metálicos	8.544	0	0	0	0	0	8.544
402	08	00	00	Productos metálicos	993.582	0	0	0	0	0	993.582

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	01	00	Productos primarios de hierro y acero	7.652	0	0	0	0	0	7.652
402	08	02	00	Productos de metales no ferrosos	1.000	0	0	0	0	0	1.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	389.775	0	0	0	0	0	389.775
402	08	04	00	Productos metálicos estructurales	44.568	0	0	0	0	0	44.568
402	08	05	00	Materiales de orden público, seguridad y defensa	25.720	0	0	0	0	0	25.720
402	08	07	00	Material de señalamiento	9.454	0	0	0	0	0	9.454
402	08	09	00	Repuestos y accesorios para equipos de transporte	177.733	0	0	0	0	0	177.733
402	08	10	00	Repuestos y accesorios para otros equipos	24.031	0	0	0	0	0	24.031
402	08	99	00	Otros productos metálicos	313.649	0	0	0	0	0	313.649
402	09	00	00	Productos de madera	77.301	0	0	0	0	0	77.301
402	09	01	00	Productos primarios de madera	52.656	0	0	0	0	0	52.656
402	09	99	00	Otros productos de madera	24.645	0	0	0	0	0	24.645
402	10	00	00	Productos varios y útiles diversos	23.943.993	0	0	0	0	0	23.943.993
402	10	02	00	Materiales y útiles de limpieza y aseo	1.180.885	0	0	0	0	0	1.180.885
402	10	03	00	Utensilios de cocina y comedor	23.593	0	0	0	0	0	23.593
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	50.491	0	0	0	0	0	50.491
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.311.124	0	0	0	0	0	2.311.124
402	10	06	00	Condecoraciones, ofrendas y similares	68.855	0	0	0	0	0	68.855
402	10	07	00	Productos de seguridad en el trabajo	242.665	0	0	0	0	0	242.665
402	10	08	00	Materiales para equipos de computación	17.470.112	0	0	0	0	0	17.470.112
402	10	11	00	Materiales eléctricos	2.271.888	0	0	0	0	0	2.271.888
402	10	12	00	Materiales para instalaciones sanitarias	59.723	0	0	0	0	0	59.723
402	10	13	00	Materiales fotográficos	708	0	0	0	0	0	708
402	10	99	00	Otros productos y útiles diversos	263.949	0	0	0	0	0	263.949
402	99	00	00	Otros materiales y suministros	744.490	0	0	0	0	0	744.490
402	99	01	00	Otros materiales y suministros	744.490	0	0	0	0	0	744.490
403	**00**	**00**	**00**	**Servicios no personales**	**284.176.895**	**0**	**0**	**0**	**0**	**0**	**284.176.895**
403	01	00	00	Alquileres de inmuebles	39.561.543	0	0	0	0	0	39.561.543
403	01	01	00	Alquileres de edificios y locales	39.445.543	0	0	0	0	0	39.445.543
403	01	02	00	Alquileres de instalaciones culturales y recreativas	116.000	0	0	0	0	0	116.000
403	02	00	00	Alquileres de maquinaria y equipos	6.833.370	0	0	0	0	0	6.833.370
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	6.833.370	0	0	0	0	0	6.833.370
403	04	00	00	Servicios básicos	55.688.072	0	0	0	0	0	55.688.072

ÓRGANO: CONSEJO NACIONAL ELECTORAL **ACCIÓN CENTRALIZADA:** 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	01	00	Electricidad	814.258	0	0	0	0	0	814.258
403	04	03	00	Agua	198.114	0	0	0	0	0	198.114
403	04	04	00	Teléfonos	49.411.140	0	0	0	0	0	49.411.140
403	04	05	00	Servicio de comunicaciones	5.003.600	0	0	0	0	0	5.003.600
403	04	06	00	Servicio de aseo urbano y domiciliario	260.960	0	0	0	0	0	260.960
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	600.000	0	0	0	0	0	600.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	600.000	0	0	0	0	0	600.000
403	06	00	00	Servicios de transporte y almacenaje	36.320	0	0	0	0	0	36.320
403	06	01	00	Fletes y embalajes	26.320	0	0	0	0	0	26.320
403	06	03	00	Estacionamiento	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.660.025	0	0	0	0	0	11.660.025
403	07	01	00	Publicidad y propaganda	282.000	0	0	0	0	0	282.000
403	07	02	00	Imprenta y reproducción	1.483.232	0	0	0	0	0	1.483.232
403	07	03	00	Relaciones sociales	9.894.793	0	0	0	0	0	9.894.793
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	26.423.437	0	0	0	0	0	26.423.437
403	08	01	00	Primas y gastos de seguros	26.416.646	0	0	0	0	0	26.416.646
403	08	02	00	Comisiones y gastos bancarios	6.791	0	0	0	0	0	6.791
403	09	00	00	Viáticos y pasajes	18.968.659	0	0	0	0	0	18.968.659
403	09	01	00	Viáticos y pasajes dentro del país	11.190.733	0	0	0	0	0	11.190.733
403	09	02	00	Viáticos y pasajes fuera del país	7.777.926	0	0	0	0	0	7.777.926
403	10	00	00	Servicios profesionales y técnicos	11.699.159	0	0	0	0	0	11.699.159
403	10	01	00	Servicios jurídicos	103.824	0	0	0	0	0	103.824
403	10	03	00	Servicios de procesamiento de datos	7.890.000	0	0	0	0	0	7.890.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	287.975	0	0	0	0	0	287.975
403	10	09	00	Servicios de lavandería y tintorería	192.000	0	0	0	0	0	192.000
403	10	11	00	Servicios para la elaboración y suministro de comida	2.000.000	0	0	0	0	0	2.000.000
403	10	99	00	Otros servicios profesionales y técnicos	1.225.360	0	0	0	0	0	1.225.360
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	17.466.561	0	0	0	0	0	17.466.561
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.746.200	0	0	0	0	0	11.746.200
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.900	0	0	0	0	0	2.900
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.531.461	0	0	0	0	0	3.531.461
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.186.000	0	0	0	0	0	2.186.000

ÓRGANO: CONSEJO NACIONAL ELECTORAL **ACCIÓN CENTRALIZADA:** 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	7.946.520	0	0	0	0	0	7.946.520
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	7.946.520	0	0	0	0	0	7.946.520
403	16	00	00	Servicios de diversión, esparcimiento y culturales	34.000	0	0	0	0	0	34.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	34.000	0	0	0	0	0	34.000
403	18	00	00	Impuestos indirectos	42.027.242	0	0	0	0	0	42.027.242
403	18	01	00	Impuesto al valor agregado	42.027.242	0	0	0	0	0	42.027.242
403	99	00	00	Otros servicios no personales	45.231.987	0	0	0	0	0	45.231.987
403	99	01	00	Otros servicios no personales	45.231.987	0	0	0	0	0	45.231.987
404	**00**	**00**	**00**	**Activos reales**	**30.051.589**	**0**	**0**	**0**	**0**	**0**	**30.051.589**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.077.509	0	0	0	0	0	1.077.509
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	89.683	0	0	0	0	0	89.683
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	2.844	0	0	0	0	0	2.844
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	755.729	0	0	0	0	0	755.729
404	03	05	00	Maquinaria y equipos industriales y de taller	10.750	0	0	0	0	0	10.750
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	218.503	0	0	0	0	0	218.503
404	04	00	00	Equipos de transporte, tracción y elevación	4.782.733	0	0	0	0	0	4.782.733
404	04	01	00	Vehículos automotores terrestres	4.691.660	0	0	0	0	0	4.691.660
404	04	05	00	Vehículos de tracción no motorizados	35.873	0	0	0	0	0	35.873
404	04	06	00	Equipos auxiliares de transporte	55.200	0	0	0	0	0	55.200
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.481.599	0	0	0	0	0	1.481.599
404	05	01	00	Equipos de telecomunicaciones	1.393.119	0	0	0	0	0	1.393.119
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	88.480	0	0	0	0	0	88.480
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	230.735	0	0	0	0	0	230.735
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	230.735	0	0	0	0	0	230.735
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	177.965	0	0	0	0	0	177.965
404	07	01	00	Equipos científicos y de laboratorio	7.250	0	0	0	0	0	7.250
404	07	02	00	Equipos de enseñanza, deporte y recreación	170.715	0	0	0	0	0	170.715
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	62.800	0	0	0	0	0	62.800
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	62.800	0	0	0	0	0	62.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.227.180	0	0	0	0	0	13.227.180
404	09	01	00	Mobiliario y equipos de oficina	2.044.698	0	0	0	0	0	2.044.698
404	09	02	00	Equipos de computación	9.616.946	0	0	0	0	0	9.616.946
404	09	03	00	Mobiliario y equipos de alojamiento	1.032.000	0	0	0	0	0	1.032.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **ACCIÓN CENTRALIZADA:** 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	533.536	0	0	0	0	0	533.536
404	10	00	00	Semovientes	25.000	0	0	0	0	0	25.000
404	10	01	00	Semovientes	25.000	0	0	0	0	0	25.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	37.341	0	0	0	0	0	37.341
404	11	05	00	Adquisición de maquinaria y equipos usados	37.341	0	0	0	0	0	37.341
404	11	05	01	Maquinaria y demás equipos de construcción, campo, industria y taller	37.341	0	0	0	0	0	37.341
404	12	00	00	Activos intangibles	8.902.238	0	0	0	0	0	8.902.238
404	12	04	00	Paquetes y programas de computación	8.902.238	0	0	0	0	0	8.902.238
404	99	00	00	Otros activos reales	46.489	0	0	0	0	0	46.489
404	99	01	00	Otros activos reales	46.489	0	0	0	0	0	46.489
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.355.523**	**0**	**0**	**0**	**0**	**0**	**1.355.523**
407	01	00	00	Transferencias y donaciones corrientes internas	1.055.523	0	0	0	0	0	1.055.523
407	01	03	00	Transferencias corrientes internas al sector público	1.055.523	0	0	0	0	0	1.055.523
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.055.523	0	0	0	0	0	1.055.523
407	02	00	00	Transferencias y donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	02	00	Donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	02	01	Donaciones corrientes a personas	300.000	0	0	0	0	0	300.000
				Totales	**365.382.413**	**0**	**0**	**0**	**0**	**0**	**365.382.413**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.055.523**	**0**	**0**	**0**	**0**	**0**	**1.055.523**
407	01	00	00	Transferencias y donaciones corrientes internas	1.055.523	0	0	0	0	0	1.055.523
407	01	03	00	Transferencias corrientes internas al sector público	1.055.523	0	0	0	0	0	1.055.523
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.055.523	0	0	0	0	0	1.055.523
				- A0248 Fundación Instituto de Altos Estudios del Poder Electoral	1.055.523	0	0	0	0	0	1.055.523
				Totales	**1.055.523**	**0**	**0**	**0**	**0**	**0**	**1.055.523**

ÓRGANO: CONSEJO NACIONAL ELECTORAL **ACCIÓN CENTRALIZADA:** 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 030002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**49.798.406**	**0**	**0**	**0**	**0**	**0**	**49.798.406**
402	01	00	00	Productos alimenticios y agropecuarios	5.055.415	0	0	0	0	0	5.055.415
402	01	01	00	Alimentos y bebidas para personas	5.055.415	0	0	0	0	0	5.055.415
402	02	00	00	Productos de minas, canteras y yacimientos	9.792	0	0	0	0	0	9.792
402	02	05	00	Piedra, arcilla, arena y tierra	9.792	0	0	0	0	0	9.792
402	03	00	00	Textiles y vestuarios	713.877	0	0	0	0	0	713.877
402	03	01	00	Textiles	80.845	0	0	0	0	0	80.845
402	03	02	00	Prendas de vestir	620.832	0	0	0	0	0	620.832
402	03	99	00	Otros productos textiles y vestuarios	12.200	0	0	0	0	0	12.200
402	04	00	00	Productos de cuero y caucho	1.266.252	0	0	0	0	0	1.266.252
402	04	02	00	Productos de cuero y sucedáneos del cuero	4.896	0	0	0	0	0	4.896
402	04	03	00	Cauchos y tripas para vehículos	1.261.356	0	0	0	0	0	1.261.356
402	05	00	00	Productos de papel, cartón e impresos	13.223.367	0	0	0	0	0	13.223.367
402	05	01	00	Pulpa de madera, papel y cartón	5.597.789	0	0	0	0	0	5.597.789
402	05	02	00	Envases y cajas de papel y cartón	2.364	0	0	0	0	0	2.364
402	05	03	00	Productos de papel y cartón para oficina	7.567.203	0	0	0	0	0	7.567.203
402	05	04	00	Libros, revistas y periódicos	9.316	0	0	0	0	0	9.316
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	36.993	0	0	0	0	0	36.993
402	05	99	00	Otros productos de pulpa, papel y cartón	9.702	0	0	0	0	0	9.702
402	06	00	00	Productos químicos y derivados	3.750.769	0	0	0	0	0	3.750.769
402	06	01	00	Sustancias químicas y de uso industrial	60.058	0	0	0	0	0	60.058
402	06	02	00	Abonos, plaguicidas y otros	605.874	0	0	0	0	0	605.874
402	06	03	00	Tintas, pinturas y colorantes	222.899	0	0	0	0	0	222.899
402	06	04	00	Productos farmacéuticos y medicamentos	866.422	0	0	0	0	0	866.422
402	06	05	00	Productos de tocador	49.444	0	0	0	0	0	49.444
402	06	06	00	Combustibles y lubricantes	72.860	0	0	0	0	0	72.860
402	06	08	00	Productos plásticos	1.821.614	0	0	0	0	0	1.821.614
402	06	99	00	Otros productos de la industria química y conexos	51.598	0	0	0	0	0	51.598

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 030002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	00	00	Productos minerales no metálicos	19.568	0	0	0	0	0	19.568
402	07	02	00	Vidrios y productos de vidrio	3.380	0	0	0	0	0	3.380
402	07	04	00	Cemento, cal y yeso	7.644	0	0	0	0	0	7.644
402	07	99	00	Otros productos minerales no metálicos	8.544	0	0	0	0	0	8.544
402	08	00	00	Productos metálicos	993.582	0	0	0	0	0	993.582
402	08	01	00	Productos primarios de hierro y acero	7.652	0	0	0	0	0	7.652
402	08	02	00	Productos de metales no ferrosos	1.000	0	0	0	0	0	1.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	389.775	0	0	0	0	0	389.775
402	08	04	00	Productos metálicos estructurales	44.568	0	0	0	0	0	44.568
402	08	05	00	Materiales de orden público, seguridad y defensa	25.720	0	0	0	0	0	25.720
402	08	07	00	Material de señalamiento	9.454	0	0	0	0	0	9.454
402	08	09	00	Repuestos y accesorios para equipos de transporte	177.733	0	0	0	0	0	177.733
402	08	10	00	Repuestos y accesorios para otros equipos	24.031	0	0	0	0	0	24.031
402	08	99	00	Otros productos metálicos	313.649	0	0	0	0	0	313.649
402	09	00	00	Productos de madera	77.301	0	0	0	0	0	77.301
402	09	01	00	Productos primarios de madera	52.656	0	0	0	0	0	52.656
402	09	99	00	Otros productos de madera	24.645	0	0	0	0	0	24.645
402	10	00	00	Productos varios y útiles diversos	23.943.993	0	0	0	0	0	23.943.993
402	10	02	00	Materiales y útiles de limpieza y aseo	1.180.885	0	0	0	0	0	1.180.885
402	10	03	00	Utensilios de cocina y comedor	23.593	0	0	0	0	0	23.593
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	50.491	0	0	0	0	0	50.491
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.311.124	0	0	0	0	0	2.311.124
402	10	06	00	Condecoraciones, ofrendas y similares	68.855	0	0	0	0	0	68.855
402	10	07	00	Productos de seguridad en el trabajo	242.665	0	0	0	0	0	242.665
402	10	08	00	Materiales para equipos de computación	17.470.112	0	0	0	0	0	17.470.112
402	10	11	00	Materiales eléctricos	2.271.888	0	0	0	0	0	2.271.888
402	10	12	00	Materiales para instalaciones sanitarias	59.723	0	0	0	0	0	59.723
402	10	13	00	Materiales fotográficos	708	0	0	0	0	0	708

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **ACCIÓN CENTRALIZADA:** 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 030002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	263.949	0	0	0	0	0	263.949
402	99	00	00	Otros materiales y suministros	744.490	0	0	0	0	0	744.490
402	99	01	00	Otros materiales y suministros	744.490	0	0	0	0	0	744.490
403	**00**	**00**	**00**	**Servicios no personales**	**284.176.896**	**0**	**0**	**0**	**0**	**0**	**284.176.896**
403	01	00	00	Alquileres de inmuebles	39.561.543	0	0	0	0	0	39.561.543
403	01	01	00	Alquileres de edificios y locales	39.445.543	0	0	0	0	0	39.445.543
403	01	02	00	Alquileres de instalaciones culturales y recreativas	116.000	0	0	0	0	0	116.000
403	02	00	00	Alquileres de maquinaria y equipos	6.833.370	0	0	0	0	0	6.833.370
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	6.833.370	0	0	0	0	0	6.833.370
403	04	00	00	Servicios básicos	55.688.072	0	0	0	0	0	55.688.072
403	04	01	00	Electricidad	814.258	0	0	0	0	0	814.258
403	04	03	00	Agua	198.114	0	0	0	0	0	198.114
403	04	04	00	Teléfonos	49.411.140	0	0	0	0	0	49.411.140
403	04	05	00	Servicio de comunicaciones	5.003.600	0	0	0	0	0	5.003.600
403	04	06	00	Servicio de aseo urbano y domiciliario	260.960	0	0	0	0	0	260.960
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	600.000	0	0	0	0	0	600.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	600.000	0	0	0	0	0	600.000
403	06	00	00	Servicios de transporte y almacenaje	36.320	0	0	0	0	0	36.320
403	06	01	00	Fletes y embalajes	26.320	0	0	0	0	0	26.320
403	06	03	00	Estacionamiento	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.660.025	0	0	0	0	0	11.660.025
403	07	01	00	Publicidad y propaganda	282.000	0	0	0	0	0	282.000
403	07	02	00	Imprenta y reproducción	1.483.232	0	0	0	0	0	1.483.232
403	07	03	00	Relaciones sociales	9.894.793	0	0	0	0	0	9.894.793
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	26.423.437	0	0	0	0	0	26.423.437
403	08	01	00	Primas y gastos de seguros	26.416.646	0	0	0	0	0	26.416.646
403	08	02	00	Comisiones y gastos bancarios	6.791	0	0	0	0	0	6.791
403	09	00	00	Viáticos y pasajes	18.968.659	0	0	0	0	0	18.968.659

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 030002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	11.190.733	0	0	0	0	0	11.190.733
403	09	02	00	Viáticos y pasajes fuera del país	7.777.926	0	0	0	0	0	7.777.926
403	10	00	00	Servicios profesionales y técnicos	11.699.159	0	0	0	0	0	11.699.159
403	10	01	00	Servicios jurídicos	103.824	0	0	0	0	0	103.824
403	10	03	00	Servicios de procesamiento de datos	7.890.000	0	0	0	0	0	7.890.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	287.975	0	0	0	0	0	287.975
403	10	09	00	Servicios de lavandería y tintorería	192.000	0	0	0	0	0	192.000
403	10	11	00	Servicios para la elaboración y suministro de comida	2.000.000	0	0	0	0	0	2.000.000
403	10	99	00	Otros servicios profesionales y técnicos	1.225.360	0	0	0	0	0	1.225.360
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	17.466.561	0	0	0	0	0	17.466.561
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.746.200	0	0	0	0	0	11.746.200
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.900	0	0	0	0	0	2.900
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.531.461	0	0	0	0	0	3.531.461
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.186.000	0	0	0	0	0	2.186.000
403	12	00	00	Conservación y reparaciones menores de obras	7.946.520	0	0	0	0	0	7.946.520
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	7.946.520	0	0	0	0	0	7.946.520
403	16	00	00	Servicios de diversión, esparcimiento y culturales	34.000	0	0	0	0	0	34.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	34.000	0	0	0	0	0	34.000
403	18	00	00	Impuestos indirectos	42.027.242	0	0	0	0	0	42.027.242
403	18	01	00	Impuesto al valor agregado	42.027.242	0	0	0	0	0	42.027.242
403	99	00	00	Otros servicios no personales	45.231.987	0	0	0	0	0	45.231.987
403	99	01	00	Otros servicios no personales	45.231.987	0	0	0	0	0	45.231.987
404	**00**	**00**	**00**	**Activos reales**	**30.051.589**	**0**	**0**	**0**	**0**	**0**	**30.051.589**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.077.509	0	0	0	0	0	1.077.509
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	89.683	0	0	0	0	0	89.683
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	2.844	0	0	0	0	0	2.844
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	755.729	0	0	0	0	0	755.729
404	03	05	00	Maquinaria y equipos industriales y de taller	10.750	0	0	0	0	0	10.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 030002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	218.503	0	0	0	0	0	218.503
404	04	00	00	Equipos de transporte, tracción y elevación	4.782.733	0	0	0	0	0	4.782.733
404	04	01	00	Vehículos automotores terrestres	4.691.660	0	0	0	0	0	4.691.660
404	04	05	00	Vehículos de tracción no motorizados	35.873	0	0	0	0	0	35.873
404	04	06	00	Equipos auxiliares de transporte	55.200	0	0	0	0	0	55.200
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.481.599	0	0	0	0	0	1.481.599
404	05	01	00	Equipos de telecomunicaciones	1.393.119	0	0	0	0	0	1.393.119
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	88.480	0	0	0	0	0	88.480
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	230.735	0	0	0	0	0	230.735
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	230.735	0	0	0	0	0	230.735
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	177.965	0	0	0	0	0	177.965
404	07	01	00	Equipos científicos y de laboratorio	7.250	0	0	0	0	0	7.250
404	07	02	00	Equipos de enseñanza, deporte y recreación	170.715	0	0	0	0	0	170.715
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	62.800	0	0	0	0	0	62.800
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	62.800	0	0	0	0	0	62.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.227.180	0	0	0	0	0	13.227.180
404	09	01	00	Mobiliario y equipos de oficina	2.044.698	0	0	0	0	0	2.044.698
404	09	02	00	Equipos de computación	9.616.946	0	0	0	0	0	9.616.946
404	09	03	00	Mobiliario y equipos de alojamiento	1.032.000	0	0	0	0	0	1.032.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	533.536	0	0	0	0	0	533.536
404	10	00	00	Semovientes	25.000	0	0	0	0	0	25.000
404	10	01	00	Semovientes	25.000	0	0	0	0	0	25.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	37.341	0	0	0	0	0	37.341
404	11	05	00	Adquisición de maquinaria y equipos usados	37.341	0	0	0	0	0	37.341
404	11	05	01	Maquinaria y demás equipos de construcción, campo, industria y taller	37.341	0	0	0	0	0	37.341
404	12	00	00	Activos intangibles	8.902.238	0	0	0	0	0	8.902.238
404	12	04	00	Paquetes y programas de computación	8.902.238	0	0	0	0	0	8.902.238
404	99	00	00	Otros activos reales	46.489	0	0	0	0	0	46.489

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 030002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	46.489	0	0	0	0	0	46.489
				Totales	**364.026.890**	**0**	**0**	**0**	**0**	**0**	**364.026.890**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 030002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	02	00	Donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	02	01	Donaciones corrientes a personas	300.000	0	0	0	0	0	300.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 030002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.055.523**	**0**	**0**	**0**	**0**	**0**	**1.055.523**
407	01	00	00	Transferencias y donaciones corrientes internas	1.055.523	0	0	0	0	0	1.055.523
407	01	03	00	Transferencias corrientes internas al sector público	1.055.523	0	0	0	0	0	1.055.523
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.055.523	0	0	0	0	0	1.055.523
				Totales	**1.055.523**	**0**	**0**	**0**	**0**	**0**	**1.055.523**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **ACCIÓN CENTRALIZADA:** 030003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.245.884**	**0**	**0**	**0**	**0**	**0**	**1.245.884**
403	18	00	00	Impuestos indirectos	1.245.884	0	0	0	0	0	1.245.884
403	18	01	00	Impuesto al valor agregado	1.245.884	0	0	0	0	0	1.245.884
407	**00**	**00**	**00**	**Transferencias y donaciones**	**498.349.837**	**0**	**0**	**0**	**0**	**0**	**498.349.837**
407	01	00	00	Transferencias y donaciones corrientes internas	498.349.837	0	0	0	0	0	498.349.837
407	01	01	00	Transferencias corrientes internas al sector privado	481.034.588	0	0	0	0	0	481.034.588
407	01	01	01	Pensiones del personal empleado, obrero y militar	34.110.000	0	0	0	0	0	34.110.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	270.937.500	0	0	0	0	0	270.937.500
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	705.669	0	0	0	0	0	705.669
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	8.617.823	0	0	0	0	0	8.617.823
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	3.303.136	0	0	0	0	0	3.303.136
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	24.426.405	0	0	0	0	0	24.426.405
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	97.203.970	0	0	0	0	0	97.203.970
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	41.730.085	0	0	0	0	0	41.730.085
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	3.502.574	0	0	0	0	0	3.502.574
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	3.360.000	0	0	0	0	0	3.360.000
407	01	05	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	142.574	0	0	0	0	0	142.574
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	13.812.675	0	0	0	0	0	13.812.675
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	7.488.000	0	0	0	0	0	7.488.000
407	01	06	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	4.118.400	0	0	0	0	0	4.118.400
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	796.374	0	0	0	0	0	796.374
407	01	06	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	1.409.901	0	0	0	0	0	1.409.901
				Totales	**499.595.721**	**0**	**0**	**0**	**0**	**0**	**499.595.721**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS		03 - 96
ÓRGANO: CONSEJO NACIONAL ELECTORAL	**ACCIÓN CENTRALIZADA:** 030003000 PREVISIÓN Y PROTECCIÓN SOCIAL	
		PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 030003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.245.884**	**0**	**0**	**0**	**0**	**0**	**1.245.884**
403	18	00	00	Impuestos indirectos	1.245.884	0	0	0	0	0	1.245.884
403	18	01	00	Impuesto al valor agregado	1.245.884	0	0	0	0	0	1.245.884
407	**00**	**00**	**00**	**Transferencias y donaciones**	**498.349.837**	**0**	**0**	**0**	**0**	**0**	**498.349.837**
407	01	00	00	Transferencias y donaciones corrientes internas	498.349.837	0	0	0	0	0	498.349.837
407	01	01	00	Transferencias corrientes internas al sector privado	481.034.588	0	0	0	0	0	481.034.588
407	01	01	01	Pensiones del personal empleado, obrero y militar	34.110.000	0	0	0	0	0	34.110.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	270.937.500	0	0	0	0	0	270.937.500
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	705.669	0	0	0	0	0	705.669
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	8.617.823	0	0	0	0	0	8.617.823
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	3.303.136	0	0	0	0	0	3.303.136
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	24.426.405	0	0	0	0	0	24.426.405
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	97.203.970	0	0	0	0	0	97.203.970
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	41.730.085	0	0	0	0	0	41.730.085
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	3.502.574	0	0	0	0	0	3.502.574
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	3.360.000	0	0	0	0	0	3.360.000
407	01	05	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	142.574	0	0	0	0	0	142.574
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	13.812.675	0	0	0	0	0	13.812.675
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	7.488.000	0	0	0	0	0	7.488.000
407	01	06	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	4.118.400	0	0	0	0	0	4.118.400
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	796.374	0	0	0	0	0	796.374
407	01	06	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	1.409.901	0	0	0	0	0	1.409.901
				Totales	**499.595.721**	**0**	**0**	**0**	**0**	**0**	**499.595.721**

06

Ministerio del Poder Popular para Relaciones Exteriores

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**908.648.136**	**0**	**0**	**0**	**0**	**0**	**908.648.136**
401	01	00	00	Sueldos, salarios y otras retribuciones	262.222.404	0	0	0	0	0	262.222.404
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	71.787.518	0	0	0	0	0	71.787.518
401	01	03	00	Suplencias a empleados	350.000	0	0	0	0	0	350.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	10.438.015	0	0	0	0	0	10.438.015
401	01	12	00	Salarios a obreros en puestos no permanentes	820.000	0	0	0	0	0	820.000
401	01	13	00	Suplencias a obreros	250.000	0	0	0	0	0	250.000
401	01	18	00	Remuneraciones al personal contratado	164.013.495	0	0	0	0	0	164.013.495
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	56.295	0	0	0	0	0	56.295
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	159.683	0	0	0	0	0	159.683
401	01	99	00	Otras retribuciones	14.322.157	0	0	0	0	0	14.322.157
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.522.306	0	0	0	0	0	5.522.306
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.522.306	0	0	0	0	0	5.522.306
401	03	00	00	Primas	158.960.701	0	0	0	0	0	158.960.701
401	03	01	00	Primas por mérito a empleados	10.953.812	0	0	0	0	0	10.953.812
401	03	04	00	Primas por hijos a empleados	2.217.348	0	0	0	0	0	2.217.348
401	03	08	00	Primas de profesionalización a empleados	8.687.528	0	0	0	0	0	8.687.528
401	03	09	00	Primas por antigüedad a empleados	10.417.070	0	0	0	0	0	10.417.070
401	03	11	00	Primas al personal en servicio en el exterior	117.953.020	0	0	0	0	0	117.953.020
401	03	16	00	Primas por mérito a obreros	1.724.308	0	0	0	0	0	1.724.308
401	03	19	00	Primas por hijos de obreros	259.383	0	0	0	0	0	259.383
401	03	21	00	Primas por antigüedad a obreros	1.333.007	0	0	0	0	0	1.333.007
401	03	22	00	Primas de profesionalización a obreros	62.565	0	0	0	0	0	62.565
401	03	39	00	Primas por hijos al personal contratado	600.000	0	0	0	0	0	600.000
401	03	40	00	Primas de profesionalización al personal contratado	3.200.000	0	0	0	0	0	3.200.000
401	03	41	00	Primas por antigüedad al personal contratado	1.064.278	0	0	0	0	0	1.064.278
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	2.916	0	0	0	0	0	2.916
401	03	47	00	Primas al personal de alto nivel y de dirección	117.466	0	0	0	0	0	117.466
401	03	97	00	Otras primas a empleados	18.000	0	0	0	0	0	18.000
401	03	98	00	Otras primas a obreros	350.000	0	0	0	0	0	350.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	00	00	Complementos de sueldos y salarios	152.276.053	0	0	0	0	0	152.276.053
401	04	06	00	Complemento a empleados por comisión de servicios	4.946.093	0	0	0	0	0	4.946.093
401	04	08	00	Bono compensatorio de alimentación a empleados	26.216.000	0	0	0	0	0	26.216.000
401	04	09	00	Bono compensatorio de transporte a empleados	1.977.672	0	0	0	0	0	1.977.672
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	3.000.000	0	0	0	0	0	3.000.000
401	04	18	00	Bono compensatorio de alimentación a obreros	7.200.000	0	0	0	0	0	7.200.000
401	04	19	00	Bono compensatorio de transporte a obreros	454.980	0	0	0	0	0	454.980
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	7.304.200	0	0	0	0	0	7.304.200
401	04	25	00	Complemento al personal contratado por gastos de alimentación	64.209	0	0	0	0	0	64.209
401	04	26	00	Bono compensatorio de alimentación al personal contratado	27.554.818	0	0	0	0	0	27.554.818
401	04	27	00	Bono compensatorio de transporte al personal contratado	4.117.847	0	0	0	0	0	4.117.847
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	880	0	0	0	0	0	880
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	15.000	0	0	0	0	0	15.000
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	1.260	0	0	0	0	0	1.260
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	2.280	0	0	0	0	0	2.280
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	50.000	0	0	0	0	0	50.000
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	6.090	0	0	0	0	0	6.090
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	28.125	0	0	0	0	0	28.125
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	349.500	0	0	0	0	0	349.500
401	04	96	00	Otros complementos a empleados	42.760.883	0	0	0	0	0	42.760.883
401	04	97	00	Otros complementos a obreros	8.500.000	0	0	0	0	0	8.500.000
401	04	98	00	Otros complementos al personal contratado	17.726.216	0	0	0	0	0	17.726.216
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	47.272.999	0	0	0	0	0	47.272.999
401	05	03	00	Bono vacacional a empleados	23.753.373	0	0	0	0	0	23.753.373
401	05	06	00	Bono vacacional a obreros	2.800.000	0	0	0	0	0	2.800.000
401	05	07	00	Aguinaldos al personal contratado	10.122.241	0	0	0	0	0	10.122.241
401	05	08	00	Bono vacacional al personal contratado	10.373.394	0	0	0	0	0	10.373.394
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	50.625	0	0	0	0	0	50.625
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	173.366	0	0	0	0	0	173.366
401	06	00	00	Aportes patronales y legales	47.515.754	0	0	0	0	0	47.515.754

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	11.663.949	0	0	0	0	0	11.663.949
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.970.097	0	0	0	0	0	2.970.097
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.481.793	0	0	0	0	0	2.481.793
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.819.826	0	0	0	0	0	2.819.826
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.670.546	0	0	0	0	0	1.670.546
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	337.690	0	0	0	0	0	337.690
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	306.589	0	0	0	0	0	306.589
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	415.185	0	0	0	0	0	415.185
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	21.888.102	0	0	0	0	0	21.888.102
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.105.979	0	0	0	0	0	2.105.979
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	774.323	0	0	0	0	0	774.323
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	3.735	0	0	0	0	0	3.735
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	741	0	0	0	0	0	741
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	599	0	0	0	0	0	599
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	42.109	0	0	0	0	0	42.109
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	15.077	0	0	0	0	0	15.077
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	10.927	0	0	0	0	0	10.927
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	6.700	0	0	0	0	0	6.700
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	1.787	0	0	0	0	0	1.787
401	07	00	00	Asistencia socio-económica	193.359.656	0	0	0	0	0	193.359.656
401	07	02	00	Becas a empleados	2.800.000	0	0	0	0	0	2.800.000
401	07	03	00	Ayudas por matrimonio a empleados	36.650	0	0	0	0	0	36.650
401	07	04	00	Ayudas por nacimiento de hijos a empleados	31.000	0	0	0	0	0	31.000
401	07	05	00	Ayudas por defunción a empleados	46.345	0	0	0	0	0	46.345
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	14.252.665	0	0	0	0	0	14.252.665
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	89.523.813	0	0	0	0	0	89.523.813
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	656.900	0	0	0	0	0	656.900
401	07	10	00	Dotación de uniformes a empleados	15.200.000	0	0	0	0	0	15.200.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	450.000	0	0	0	0	0	450.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	420.000	0	0	0	0	0	420.000
401	07	18	00	Becas a obreros	700.000	0	0	0	0	0	700.000
401	07	19	00	Ayudas por matrimonio de obreros	3.000	0	0	0	0	0	3.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	21.400	0	0	0	0	0	21.400
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.510.859	0	0	0	0	0	2.510.859
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	8.323.041	0	0	0	0	0	8.323.041
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	100.000	0	0	0	0	0	100.000
401	07	26	00	Dotación de uniformes a obreros	3.698.885	0	0	0	0	0	3.698.885
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	44.974	0	0	0	0	0	44.974
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	200.000	0	0	0	0	0	200.000
401	07	33	00	Asistencia socio-económica al personal contratado	52.932.428	0	0	0	0	0	52.932.428
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	4.750	0	0	0	0	0	4.750
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	181.000	0	0	0	0	0	181.000
401	07	96	00	Otras subvenciones a empleados	1.221.946	0	0	0	0	0	1.221.946
401	08	00	00	Prestaciones sociales e indemnizaciones	41.518.263	0	0	0	0	0	41.518.263
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	25.152.124	0	0	0	0	0	25.152.124
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.000.000	0	0	0	0	0	4.000.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.865.609	0	0	0	0	0	11.865.609
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	12.149	0	0	0	0	0	12.149
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	488.381	0	0	0	0	0	488.381
402	00	00	00	**Materiales, suministros y mercancías**	**71.227.067**	0	0	0	0	0	**71.227.067**
402	01	00	00	Productos alimenticios y agropecuarios	20.488.655	0	0	0	0	0	20.488.655
402	01	01	00	Alimentos y bebidas para personas	20.314.864	0	0	0	0	0	20.314.864
402	01	02	00	Alimentos para animales	23.556	0	0	0	0	0	23.556
402	01	03	00	Productos agrícolas y pecuarios	150.235	0	0	0	0	0	150.235
402	02	00	00	Productos de minas, canteras y yacimientos	22.077	0	0	0	0	0	22.077
402	02	01	00	Carbón mineral	8.074	0	0	0	0	0	8.074
402	02	02	00	Petróleo crudo y gas natural	1.063	0	0	0	0	0	1.063
402	02	03	00	Mineral de hierro	2.408	0	0	0	0	0	2.408

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	02	05	00	Piedra, arcilla, arena y tierra	5.205	0	0	0	0	0	5.205
402	02	07	00	Sal para uso industrial	5.327	0	0	0	0	0	5.327
402	03	00	00	Textiles y vestuarios	3.957.983	0	0	0	0	0	3.957.983
402	03	01	00	Textiles	1.755.491	0	0	0	0	0	1.755.491
402	03	02	00	Prendas de vestir	1.864.277	0	0	0	0	0	1.864.277
402	03	03	00	Calzados	329.067	0	0	0	0	0	329.067
402	03	99	00	Otros productos textiles y vestuarios	9.148	0	0	0	0	0	9.148
402	04	00	00	Productos de cuero y caucho	1.182.341	0	0	0	0	0	1.182.341
402	04	02	00	Productos de cuero y sucedáneos del cuero	19.246	0	0	0	0	0	19.246
402	04	03	00	Cauchos y tripas para vehículos	1.163.095	0	0	0	0	0	1.163.095
402	05	00	00	Productos de papel, cartón e impresos	7.003.051	0	0	0	0	0	7.003.051
402	05	01	00	Pulpa de madera, papel y cartón	1.045.556	0	0	0	0	0	1.045.556
402	05	02	00	Envases y cajas de papel y cartón	205.861	0	0	0	0	0	205.861
402	05	03	00	Productos de papel y cartón para oficina	3.560.122	0	0	0	0	0	3.560.122
402	05	04	00	Libros, revistas y periódicos	1.257.263	0	0	0	0	0	1.257.263
402	05	05	00	Material de enseñanza	138.691	0	0	0	0	0	138.691
402	05	06	00	Productos de papel y cartón para computación	99.034	0	0	0	0	0	99.034
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	678.093	0	0	0	0	0	678.093
402	05	99	00	Otros productos de pulpa, papel y cartón	18.431	0	0	0	0	0	18.431
402	06	00	00	Productos químicos y derivados	12.854.905	0	0	0	0	0	12.854.905
402	06	01	00	Sustancias químicas y de uso industrial	32.907	0	0	0	0	0	32.907
402	06	02	00	Abonos, plaguicidas y otros	135.318	0	0	0	0	0	135.318
402	06	03	00	Tintas, pinturas y colorantes	1.517.101	0	0	0	0	0	1.517.101
402	06	04	00	Productos farmacéuticos y medicamentos	265.046	0	0	0	0	0	265.046
402	06	05	00	Productos de tocador	53.827	0	0	0	0	0	53.827
402	06	06	00	Combustibles y lubricantes	9.862.980	0	0	0	0	0	9.862.980
402	06	07	00	Productos diversos derivados del petróleo y del carbón	590	0	0	0	0	0	590
402	06	08	00	Productos plásticos	883.279	0	0	0	0	0	883.279
402	06	09	00	Mezclas explosivas	11.204	0	0	0	0	0	11.204
402	06	99	00	Otros productos de la industria química y conexos	92.653	0	0	0	0	0	92.653
402	07	00	00	Productos minerales no metálicos	289.746	0	0	0	0	0	289.746

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	01	00	Productos de barro, loza y porcelana	88.421	0	0	0	0	0	88.421
402	07	02	00	Vidrios y productos de vidrio	116.599	0	0	0	0	0	116.599
402	07	03	00	Productos de arcilla para construcción	13.349	0	0	0	0	0	13.349
402	07	04	00	Cemento, cal y yeso	54.599	0	0	0	0	0	54.599
402	07	99	00	Otros productos minerales no metálicos	16.778	0	0	0	0	0	16.778
402	08	00	00	Productos metálicos	2.480.208	0	0	0	0	0	2.480.208
402	08	01	00	Productos primarios de hierro y acero	69.112	0	0	0	0	0	69.112
402	08	02	00	Productos de metales no ferrosos	367.083	0	0	0	0	0	367.083
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	481.052	0	0	0	0	0	481.052
402	08	04	00	Productos metálicos estructurales	15.630	0	0	0	0	0	15.630
402	08	07	00	Material de señalamiento	15.789	0	0	0	0	0	15.789
402	08	08	00	Material de educación	458	0	0	0	0	0	458
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.198.640	0	0	0	0	0	1.198.640
402	08	10	00	Repuestos y accesorios para otros equipos	304.850	0	0	0	0	0	304.850
402	08	99	00	Otros productos metálicos	27.594	0	0	0	0	0	27.594
402	09	00	00	Productos de madera	88.733	0	0	0	0	0	88.733
402	09	01	00	Productos primarios de madera	68.240	0	0	0	0	0	68.240
402	09	02	00	Muebles y accesorios de madera para edificaciones	10.306	0	0	0	0	0	10.306
402	09	99	00	Otros productos de madera	10.187	0	0	0	0	0	10.187
402	10	00	00	Productos varios y útiles diversos	18.055.692	0	0	0	0	0	18.055.692
402	10	01	00	Artículos de deporte, recreación y juguetes	191.104	0	0	0	0	0	191.104
402	10	02	00	Materiales y útiles de limpieza y aseo	2.995.505	0	0	0	0	0	2.995.505
402	10	03	00	Utensilios de cocina y comedor	616.026	0	0	0	0	0	616.026
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	128.849	0	0	0	0	0	128.849
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.032.656	0	0	0	0	0	3.032.656
402	10	06	00	Condecoraciones, ofrendas y similares	2.447.324	0	0	0	0	0	2.447.324
402	10	07	00	Productos de seguridad en el trabajo	216.251	0	0	0	0	0	216.251
402	10	08	00	Materiales para equipos de computación	4.653.595	0	0	0	0	0	4.653.595
402	10	09	00	Especies timbradas y valores	167.238	0	0	0	0	0	167.238
402	10	10	00	Útiles religiosos	2.237	0	0	0	0	0	2.237
402	10	11	00	Materiales eléctricos	1.437.109	0	0	0	0	0	1.437.109

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	485.846	0	0	0	0	0	485.846
402	10	13	00	Materiales fotográficos	90.796	0	0	0	0	0	90.796
402	10	99	00	Otros productos y útiles diversos	1.591.156	0	0	0	0	0	1.591.156
402	99	00	00	Otros materiales y suministros	4.803.676	0	0	0	0	0	4.803.676
402	99	01	00	Otros materiales y suministros	4.803.676	0	0	0	0	0	4.803.676
403	**00**	**00**	**00**	**Servicios no personales**	**359.126.696**	**0**	**0**	**0**	**0**	**0**	**359.126.696**
403	01	00	00	Alquileres de inmuebles	95.918.739	0	0	0	0	0	95.918.739
403	01	01	00	Alquileres de edificios y locales	95.063.877	0	0	0	0	0	95.063.877
403	01	02	00	Alquileres de instalaciones culturales y recreativas	850.562	0	0	0	0	0	850.562
403	01	03	00	Alquileres de tierras y terrenos	4.300	0	0	0	0	0	4.300
403	02	00	00	Alquileres de maquinaria y equipos	12.042.192	0	0	0	0	0	12.042.192
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	3.255	0	0	0	0	0	3.255
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	6.090.134	0	0	0	0	0	6.090.134
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	732.593	0	0	0	0	0	732.593
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	417.592	0	0	0	0	0	417.592
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	1.511.680	0	0	0	0	0	1.511.680
403	02	99	00	Alquileres de otras maquinaria y equipos	3.286.938	0	0	0	0	0	3.286.938
403	03	00	00	Derechos sobre bienes intangibles	83.455	0	0	0	0	0	83.455
403	03	03	00	Paquetes y programas de computación	83.455	0	0	0	0	0	83.455
403	04	00	00	Servicios básicos	47.842.211	0	0	0	0	0	47.842.211
403	04	01	00	Electricidad	10.760.585	0	0	0	0	0	10.760.585
403	04	02	00	Gas	1.844.055	0	0	0	0	0	1.844.055
403	04	03	00	Agua	2.600.078	0	0	0	0	0	2.600.078
403	04	04	00	Teléfonos	18.466.482	0	0	0	0	0	18.466.482
403	04	05	00	Servicio de comunicaciones	9.773.895	0	0	0	0	0	9.773.895
403	04	06	00	Servicio de aseo urbano y domiciliario	777.274	0	0	0	0	0	777.274
403	04	07	00	Servicio de condominio	3.619.842	0	0	0	0	0	3.619.842
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	1.271	0	0	0	0	0	1.271
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	1.271	0	0	0	0	0	1.271
403	06	00	00	Servicios de transporte y almacenaje	15.321.046	0	0	0	0	0	15.321.046
403	06	01	00	Fletes y embalajes	12.885.390	0	0	0	0	0	12.885.390

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	02	00	Almacenaje	1.166.484	0	0	0	0	0	1.166.484
403	06	03	00	Estacionamiento	773.544	0	0	0	0	0	773.544
403	06	04	00	Peaje	248.207	0	0	0	0	0	248.207
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	247.421	0	0	0	0	0	247.421
403	07	00	00	Servicios de información, impresión y relaciones públicas	43.424.078	0	0	0	0	0	43.424.078
403	07	01	00	Publicidad y propaganda	1.207.529	0	0	0	0	0	1.207.529
403	07	02	00	Imprenta y reproducción	10.613.971	0	0	0	0	0	10.613.971
403	07	03	00	Relaciones sociales	30.025.828	0	0	0	0	0	30.025.828
403	07	04	00	Avisos	1.576.750	0	0	0	0	0	1.576.750
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	13.043.345	0	0	0	0	0	13.043.345
403	08	01	00	Primas y gastos de seguros	11.933.502	0	0	0	0	0	11.933.502
403	08	02	00	Comisiones y gastos bancarios	1.098.175	0	0	0	0	0	1.098.175
403	08	03	00	Comisiones y gastos de adquisición de seguros	11.668	0	0	0	0	0	11.668
403	09	00	00	Viáticos y pasajes	38.030.688	0	0	0	0	0	38.030.688
403	09	01	00	Viáticos y pasajes dentro del país	519.380	0	0	0	0	0	519.380
403	09	02	00	Viáticos y pasajes fuera del país	37.511.308	0	0	0	0	0	37.511.308
403	10	00	00	Servicios profesionales y técnicos	20.760.759	0	0	0	0	0	20.760.759
403	10	01	00	Servicios jurídicos	1.657.627	0	0	0	0	0	1.657.627
403	10	02	00	Servicios de contabilidad y auditoría	217.799	0	0	0	0	0	217.799
403	10	03	00	Servicios de procesamiento de datos	1.005.242	0	0	0	0	0	1.005.242
403	10	06	00	Servicios de veterinaria	20.764	0	0	0	0	0	20.764
403	10	07	00	Servicios de capacitación y adiestramiento	3.699.733	0	0	0	0	0	3.699.733
403	10	09	00	Servicios de lavandería y tintorería	347.797	0	0	0	0	0	347.797
403	10	10	00	Servicios de vigilancia	5.765.298	0	0	0	0	0	5.765.298
403	10	11	00	Servicios para la elaboración y suministro de comida	313.105	0	0	0	0	0	313.105
403	10	99	00	Otros servicios profesionales y técnicos	7.733.394	0	0	0	0	0	7.733.394
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	19.310.450	0	0	0	0	0	19.310.450
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.023.934	0	0	0	0	0	1.023.934
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.656.640	0	0	0	0	0	4.656.640
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	629.926	0	0	0	0	0	629.926
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de	22.397	0	0	0	0	0	22.397

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				enseñanza y recreación							
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	67.322	0	0	0	0	0	67.322
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	11.923.965	0	0	0	0	0	11.923.965
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	986.266	0	0	0	0	0	986.266
403	12	00	00	Conservación y reparaciones menores de obras	15.076.215	0	0	0	0	0	15.076.215
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	14.956.373	0	0	0	0	0	14.956.373
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	119.842	0	0	0	0	0	119.842
403	15	00	00	Servicios fiscales	339.050	0	0	0	0	0	339.050
403	15	01	00	Derechos de importación y servicios aduaneros	11.820	0	0	0	0	0	11.820
403	15	02	00	Tasas y otros derechos obligatorios	184.335	0	0	0	0	0	184.335
403	15	99	00	Otros servicios fiscales	142.895	0	0	0	0	0	142.895
403	16	00	00	Servicios de diversión, esparcimiento y culturales	765.344	0	0	0	0	0	765.344
403	16	01	00	Servicios de diversión, esparcimiento y culturales	765.344	0	0	0	0	0	765.344
403	18	00	00	Impuestos indirectos	26.819.297	0	0	0	0	0	26.819.297
403	18	01	00	Impuesto al valor agregado	26.806.224	0	0	0	0	0	26.806.224
403	18	99	00	Otros impuestos indirectos	13.073	0	0	0	0	0	13.073
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	584.160	0	0	0	0	0	584.160
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	584.160	0	0	0	0	0	584.160
403	99	00	00	Otros servicios no personales	9.764.396	0	0	0	0	0	9.764.396
403	99	01	00	Otros servicios no personales	9.764.396	0	0	0	0	0	9.764.396
404	**00**	**00**	**00**	**Activos reales**	**30.960.580**	**0**	**0**	**0**	**0**	**0**	**30.960.580**
404	01	00	00	Repuestos y reparaciones mayores	3.090.360	0	0	0	0	0	3.090.360
404	01	01	00	Repuestos mayores	1.488.165	0	0	0	0	0	1.488.165
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.279.424	0	0	0	0	0	1.279.424
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	208.741	0	0	0	0	0	208.741
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.602.195	0	0	0	0	0	1.602.195
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	841.519	0	0	0	0	0	841.519
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	760.676	0	0	0	0	0	760.676
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.143.622	0	0	0	0	0	1.143.622
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	20.408	0	0	0	0	0	20.408

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	15.000	0	0	0	0	0	15.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	398.337	0	0	0	0	0	398.337
404	03	05	00	Maquinaria y equipos industriales y de taller	259.506	0	0	0	0	0	259.506
404	03	06	00	Maquinaria y equipos de energía	206.864	0	0	0	0	0	206.864
404	03	07	00	Maquinaria y equipos de riego y acueductos	243.507	0	0	0	0	0	243.507
404	04	00	00	Equipos de transporte, tracción y elevación	1.857.382	0	0	0	0	0	1.857.382
404	04	01	00	Vehiculos automotores terrestres	1.604.707	0	0	0	0	0	1.604.707
404	04	05	00	Vehiculos de tracción no motorizados	9.169	0	0	0	0	0	9.169
404	04	06	00	Equipos auxiliares de transporte	243.506	0	0	0	0	0	243.506
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.142.714	0	0	0	0	0	3.142.714
404	05	01	00	Equipos de telecomunicaciones	2.755.980	0	0	0	0	0	2.755.980
404	05	02	00	Equipos de señalamiento	7.955	0	0	0	0	0	7.955
404	05	04	00	Equipos de correo	127.962	0	0	0	0	0	127.962
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	250.817	0	0	0	0	0	250.817
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	9.900	0	0	0	0	0	9.900
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	9.900	0	0	0	0	0	9.900
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.096.229	0	0	0	0	0	1.096.229
404	07	02	00	Equipos de enseñanza, deporte y recreación	195.672	0	0	0	0	0	195.672
404	07	03	00	Obras de arte	779.286	0	0	0	0	0	779.286
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	43.071	0	0	0	0	0	43.071
404	07	06	00	Instrumentos musicales y equipos de audio	78.200	0	0	0	0	0	78.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.480.926	0	0	0	0	0	13.480.926
404	09	01	00	Mobiliario y equipos de oficina	4.500.845	0	0	0	0	0	4.500.845
404	09	02	00	Equipos de computación	5.921.994	0	0	0	0	0	5.921.994
404	09	03	00	Mobiliario y equipos de alojamiento	2.783.086	0	0	0	0	0	2.783.086
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	275.001	0	0	0	0	0	275.001
404	12	00	00	Activos intangibles	1.544.768	0	0	0	0	0	1.544.768
404	12	04	00	Paquetes y programas de computación	1.544.768	0	0	0	0	0	1.544.768
404	99	00	00	Otros activos reales	5.594.679	0	0	0	0	0	5.594.679
404	99	01	00	Otros activos reales	5.594.679	0	0	0	0	0	5.594.679
407	**00**	**00**	**00**	**Transferencias y donaciones**	**164.338.269**	**0**	**0**	**0**	**0**	**0**	**164.338.269**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	153.426.114	0	0	0	0	0	153.426.114
407	01	01	00	Transferencias corrientes internas al sector privado	142.159.263	0	0	0	0	0	142.159.263
407	01	01	01	Pensiones del personal empleado, obrero y militar	6.500.000	0	0	0	0	0	6.500.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	62.000.000	0	0	0	0	0	62.000.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	898.077	0	0	0	0	0	898.077
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	2.345.320	0	0	0	0	0	2.345.320
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.458.216	0	0	0	0	0	7.458.216
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	7.899.245	0	0	0	0	0	7.899.245
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	25.058.405	0	0	0	0	0	25.058.405
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	30.000.000	0	0	0	0	0	30.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	2.466.103	0	0	0	0	0	2.466.103
407	01	02	01	Donaciones corrientes a personas	2.466.103	0	0	0	0	0	2.466.103
407	01	03	00	Transferencias corrientes internas al sector público	8.800.748	0	0	0	0	0	8.800.748
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	8.800.748	0	0	0	0	0	8.800.748
407	02	00	00	Transferencias y donaciones corrientes al exterior	10.912.155	0	0	0	0	0	10.912.155
407	02	01	00	Transferencias corrientes al exterior	8.000.000	0	0	0	0	0	8.000.000
407	02	01	04	Transferencias corrientes a organismos internacionales	8.000.000	0	0	0	0	0	8.000.000
407	02	02	00	Donaciones corrientes al exterior	2.912.155	0	0	0	0	0	2.912.155
407	02	02	01	Donaciones corrientes a personas	2.912.155	0	0	0	0	0	2.912.155
411	**00**	**00**	**00**	**Disminución de pasivos**	**11.000.000**	**0**	**0**	**0**	**0**	**0**	**11.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	11.000.000	0	0	0	0	0	11.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	10.000.000	0	0	0	0	0	10.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	1.000.000	0	0	0	0	0	1.000.000
				Totales	**1.545.300.748**	**0**	**0**	**0**	**0**	**0**	**1.545.300.748**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119132 060024000 READECUACIÓN DE EDIFICACIONES Y SEDES EN EL EXTERIOR, FORTALECIENDO LA POLÍTICA EXTERIOR DE VENEZUELA

OBJETIVO DEL PROYECTO: REDUCIR EL DETERIORO NOTABLE DE LAS SEDES DIPLOMÁTICAS, OFICINAS CONSULARES, INSTITUTOS VENEZOLANOS DE COOPERACIÓN Y CULTURA (IVCC), CENTROS CULTURALES (CC) Y RESIDENCIAS DIPLOMÁTICAS

UNIDAD DE MEDIDA: INMUEBLE ACONDICIONADO

META: 10

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**57.000**	**0**	**0**	**0**	**0**	**0**	**57.000**
402	05	00	00	Productos de papel, cartón e impresos	36.000	0	0	0	0	0	36.000
402	05	03	00	Productos de papel y cartón para oficina	36.000	0	0	0	0	0	36.000
402	06	00	00	Productos químicos y derivados	3.000	0	0	0	0	0	3.000
402	06	03	00	Tintas, pinturas y colorantes	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	18.000	0	0	0	0	0	18.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	99	00	Otros productos y útiles diversos	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.843.000**	**0**	**0**	**0**	**0**	**0**	**3.843.000**
403	09	00	00	Viáticos y pasajes	3.407.943	0	0	0	0	0	3.407.943
403	09	02	00	Viáticos y pasajes fuera del país	3.407.943	0	0	0	0	0	3.407.943
403	18	00	00	Impuestos indirectos	417.857	0	0	0	0	0	417.857
403	18	01	00	Impuesto al valor agregado	417.857	0	0	0	0	0	417.857
403	99	00	00	Otros servicios no personales	17.200	0	0	0	0	0	17.200
403	99	01	00	Otros servicios no personales	17.200	0	0	0	0	0	17.200
				Totales	**3.900.000**	**0**	**0**	**0**	**0**	**0**	**3.900.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119132 060024000 READECUACIÓN DE EDIFICACIONES Y SEDES EN EL EXTERIOR, FORTALECIENDO LA POLÍTICA EXTERIOR DE VENEZUELA

OBJETIVO DEL PROYECTO: REDUCIR EL DETERIORO NOTABLE DE LAS SEDES DIPLOMÁTICAS, OFICINAS CONSULARES, INSTITUTOS VENEZOLANOS DE COOPERACIÓN Y CULTURA (IVCC), CENTROS CULTURALES (CC) Y RESIDENCIAS DIPLOMÁTICAS

UNIDAD DE MEDIDA: INMUEBLE ACONDICIONADO **META:** 10

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119132 060024000 READECUACIÓN DE EDIFICACIONES Y SEDES EN EL EXTERIOR, FORTALECIENDO LA POLÍTICA EXTERIOR DE VENEZUELA

OBJETIVO DEL PROYECTO: REDUCIR EL DETERIORO NOTABLE DE LAS SEDES DIPLOMÁTICAS, OFICINAS CONSULARES, INSTITUTOS VENEZOLANOS DE COOPERACIÓN Y CULTURA (IVCC), CENTROS CULTURALES (CC) Y RESIDENCIAS DIPLOMÁTICAS

UNIDAD DE MEDIDA: INMUEBLE ACONDICIONADO **META:** 10

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060024001 ACONDICIONAMIENTO Y REMODELACIÓN DE SEDES DIPLOMÁTICAS Y CONSULARES DEL MPPRE EN EL EXTERIOR

UNIDAD DE MEDIDA: REPARACIÓN **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INGENIERÍA Y SERVICIOS GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
403	09	00	00	Viáticos y pasajes	178.571	0	0	0	0	0	178.571
403	09	02	00	Viáticos y pasajes fuera del país	178.571	0	0	0	0	0	178.571
403	18	00	00	Impuestos indirectos	21.429	0	0	0	0	0	21.429
403	18	01	00	Impuesto al valor agregado	21.429	0	0	0	0	0	21.429
				Totales	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119132 060024000 READECUACIÓN DE EDIFICACIONES Y SEDES EN EL EXTERIOR, FORTALECIENDO LA POLÍTICA EXTERIOR DE VENEZUELA

OBJETIVO DEL PROYECTO: REDUCIR EL DETERIORO NOTABLE DE LAS SEDES DIPLOMÁTICAS, OFICINAS CONSULARES, INSTITUTOS VENEZOLANOS DE COOPERACIÓN Y CULTURA (IVCC), CENTROS CULTURALES (CC) Y RESIDENCIAS DIPLOMÁTICAS

UNIDAD DE MEDIDA: INMUEBLE ACONDICIONADO

META: 10

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 060024002 REMODELACIÓN ESPECIALIZADA DEL PATRIMONIO HISTÓRICO DEL PAÍS EN EL EXTERIOR.

UNIDAD DE MEDIDA: REPARACIÓN Y MANTENIMIENTO

META: 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PATRIMONIO CULTURAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
403	09	00	00	Viáticos y pasajes	178.571	0	0	0	0	0	178.571
403	09	02	00	Viáticos y pasajes fuera del país	178.571	0	0	0	0	0	178.571
403	18	00	00	Impuestos indirectos	21.429	0	0	0	0	0	21.429
403	18	01	00	Impuesto al valor agregado	21.429	0	0	0	0	0	21.429
				Totales	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119132 060024000 READECUACIÓN DE EDIFICACIONES Y SEDES EN EL EXTERIOR, FORTALECIENDO LA POLÍTICA EXTERIOR DE VENEZUELA

OBJETIVO DEL PROYECTO: REDUCIR EL DETERIORO NOTABLE DE LAS SEDES DIPLOMÁTICAS, OFICINAS CONSULARES, INSTITUTOS VENEZOLANOS DE COOPERACIÓN Y CULTURA (IVCC), CENTROS CULTURALES (CC) Y RESIDENCIAS DIPLOMÁTICAS

UNIDAD DE MEDIDA: INMUEBLE ACONDICIONADO **META:** 10

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060024003 INTERCONEXIÓN DE LAS MISIONES AL SISTEMA DE EMISIÓN DE PASAPORTE BIOMÉTRICOS EN EL EXTERIOR.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 40

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES CONSULARES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**57.000**	**0**	**0**	**0**	**0**	0	**57.000**
402	05	00	00	Productos de papel, cartón e impresos	36.000	0	0	0	0	0	36.000
402	05	03	00	Productos de papel y cartón para oficina	36.000	0	0	0	0	0	36.000
402	06	00	00	Productos químicos y derivados	3.000	0	0	0	0	0	3.000
402	06	03	00	Tintas, pinturas y colorantes	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	18.000	0	0	0	0	0	18.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	99	00	Otros productos y útiles diversos	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.443.000**	**0**	**0**	**0**	**0**	0	**2.443.000**
403	09	00	00	Viáticos y pasajes	2.157.943	0	0	0	0	0	2.157.943
403	09	02	00	Viáticos y pasajes fuera del país	2.157.943	0	0	0	0	0	2.157.943
403	18	00	00	Impuestos indirectos	267.857	0	0	0	0	0	267.857
403	18	01	00	Impuesto al valor agregado	267.857	0	0	0	0	0	267.857
403	99	00	00	Otros servicios no personales	17.200	0	0	0	0	0	17.200
403	99	01	00	Otros servicios no personales	17.200	0	0	0	0	0	17.200
				Totales	**2.500.000**	**0**	**0**	**0**	**0**	0	**2.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119132 060024000 READECUACIÓN DE EDIFICACIONES Y SEDES EN EL EXTERIOR, FORTALECIENDO LA POLÍTICA EXTERIOR DE VENEZUELA

OBJETIVO DEL PROYECTO: REDUCIR EL DETERIORO NOTABLE DE LAS SEDES DIPLOMÁTICAS, OFICINAS CONSULARES, INSTITUTOS VENEZOLANOS DE COOPERACIÓN Y CULTURA (IVCC), CENTROS CULTURALES (CC) Y RESIDENCIAS DIPLOMÁTICAS

UNIDAD DE MEDIDA: INMUEBLE ACONDICIONADO **META:** 10

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060024004 SEGURIDAD DE LAS SEDES DE MISIONES DIPLOMÁTICAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EL EXTERIOR.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 14

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
403	09	00	00	Viáticos y pasajes	446.429	0	0	0	0	0	446.429
403	09	02	00	Viáticos y pasajes fuera del país	446.429	0	0	0	0	0	446.429
403	18	00	00	Impuestos indirectos	53.571	0	0	0	0	0	53.571
403	18	01	00	Impuesto al valor agregado	53.571	0	0	0	0	0	53.571
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119132 060024000 READECUACIÓN DE EDIFICACIONES Y SEDES EN EL EXTERIOR, FORTALECIENDO LA POLÍTICA EXTERIOR DE VENEZUELA

OBJETIVO DEL PROYECTO: REDUCIR EL DETERIORO NOTABLE DE LAS SEDES DIPLOMÁTICAS, OFICINAS CONSULARES, INSTITUTOS VENEZOLANOS DE COOPERACIÓN Y CULTURA (IVCC), CENTROS CULTURALES (CC) Y RESIDENCIAS DIPLOMÁTICAS

UNIDAD DE MEDIDA: INMUEBLE ACONDICIONADO **META:** 10

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060024005 REVISIÓN ADMINISTRATIVA IN SITU DE LAS MISIONES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EL EXTERIOR

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PERSONAL DIPLOMÁTICO Y CONSULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
403	09	00	00	Viáticos y pasajes	446.429	0	0	0	0	0	446.429
403	09	02	00	Viáticos y pasajes fuera del país	446.429	0	0	0	0	0	446.429
403	18	00	00	Impuestos indirectos	53.571	0	0	0	0	0	53.571
403	18	01	00	Impuesto al valor agregado	53.571	0	0	0	0	0	53.571
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119123 060027000 MODERNIZACIÓN Y FORTALECIMIENTO DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: REALIZAR REMODELACIONES MAYORES EN LAS EDIFICACIONES EN ESTADO DE DETERIORO NOTABLE.

UNIDAD DE MEDIDA: INFORME

META: 306

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	200.000	0	0	0	0	0	200.000
401	01	18	00	Remuneraciones al personal contratado	200.000	0	0	0	0	0	200.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**253.506**	**0**	**0**	**0**	**0**	**0**	**253.506**
402	05	00	00	Productos de papel, cartón e impresos	5.000	0	0	0	0	0	5.000
402	05	05	00	Material de enseñanza	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	5.000	0	0	0	0	0	5.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	243.506	0	0	0	0	0	243.506
402	10	12	00	Materiales para instalaciones sanitarias	243.506	0	0	0	0	0	243.506
403	**00**	**00**	**00**	**Servicios no personales**	**10.115.439**	**0**	**0**	**0**	**0**	**0**	**10.115.439**
403	07	00	00	Servicios de información, impresión y relaciones públicas	550.000	0	0	0	0	0	550.000
403	07	02	00	Imprenta y reproducción	250.000	0	0	0	0	0	250.000
403	07	03	00	Relaciones sociales	300.000	0	0	0	0	0	300.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	174.689	0	0	0	0	0	174.689
403	08	01	00	Primas y gastos de seguros	174.689	0	0	0	0	0	174.689
403	10	00	00	Servicios profesionales y técnicos	243.572	0	0	0	0	0	243.572
403	10	03	00	Servicios de procesamiento de datos	154.286	0	0	0	0	0	154.286
403	10	07	00	Servicios de capacitación y adiestramiento	89.286	0	0	0	0	0	89.286
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.934.523	0	0	0	0	0	4.934.523
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	892.857	0	0	0	0	0	892.857
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.238.095	0	0	0	0	0	1.238.095
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.803.571	0	0	0	0	0	2.803.571
403	12	00	00	Conservación y reparaciones menores de obras	1.241.429	0	0	0	0	0	1.241.429
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.241.429	0	0	0	0	0	1.241.429
403	18	00	00	Impuestos indirectos	2.412.177	0	0	0	0	0	2.412.177
403	18	01	00	Impuesto al valor agregado	2.412.177	0	0	0	0	0	2.412.177
403	99	00	00	Otros servicios no personales	559.049	0	0	0	0	0	559.049

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119123 060027000 MODERNIZACIÓN Y FORTALECIMIENTO DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: REALIZAR REMODELACIONES MAYORES EN LAS EDIFICACIONES EN ESTADO DE DETERIORO NOTABLE.

UNIDAD DE MEDIDA: INFORME

META: 306

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	559.049	0	0	0	0	0	559.049
404	**00**	**00**	**00**	**Activos reales**	**12.888.055**	**0**	**0**	**0**	**0**	**0**	**12.888.055**
404	01	00	00	Repuestos y reparaciones mayores	892.857	0	0	0	0	0	892.857
404	01	01	00	Repuestos mayores	892.857	0	0	0	0	0	892.857
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	892.857	0	0	0	0	0	892.857
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	487.013	0	0	0	0	0	487.013
404	03	05	00	Maquinaria y equipos industriales y de taller	243.506	0	0	0	0	0	243.506
404	03	07	00	Maquinaria y equipos de riego y acueductos	243.507	0	0	0	0	0	243.507
404	04	00	00	Equipos de transporte, tracción y elevación	1.408.103	0	0	0	0	0	1.408.103
404	04	01	00	Vehículos automotores terrestres	1.164.597	0	0	0	0	0	1.164.597
404	04	06	00	Equipos auxiliares de transporte	243.506	0	0	0	0	0	243.506
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.034.692	0	0	0	0	0	1.034.692
404	05	01	00	Equipos de telecomunicaciones	791.185	0	0	0	0	0	791.185
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	243.507	0	0	0	0	0	243.507
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	579.286	0	0	0	0	0	579.286
404	07	03	00	Obras de arte	579.286	0	0	0	0	0	579.286
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.214.025	0	0	0	0	0	3.214.025
404	09	01	00	Mobiliario y equipos de oficina	303.506	0	0	0	0	0	303.506
404	09	02	00	Equipos de computación	2.363.505	0	0	0	0	0	2.363.505
404	09	03	00	Mobiliario y equipos de alojamiento	303.507	0	0	0	0	0	303.507
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	243.507	0	0	0	0	0	243.507
404	99	00	00	Otros activos reales	5.272.079	0	0	0	0	0	5.272.079
404	99	01	00	Otros activos reales	5.272.079	0	0	0	0	0	5.272.079
				Totales	**23.457.000**	**0**	**0**	**0**	**0**	**0**	**23.457.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119123 060027000 MODERNIZACIÓN Y FORTALECIMIENTO DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: REALIZAR REMODELACIONES MAYORES EN LAS EDIFICACIONES EN ESTADO DE DETERIORO NOTABLE.

UNIDAD DE MEDIDA: INFORME

META: 306

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119123 060027000 MODERNIZACIÓN Y FORTALECIMIENTO DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: REALIZAR REMODELACIONES MAYORES EN LAS EDIFICACIONES EN ESTADO DE DETERIORO NOTABLE.

UNIDAD DE MEDIDA: INFORME **META:** 306

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060027001 ACONDICIONAMIENTO Y REMODELACIÓN DE EDIFICACIONES DEL MPPRE

UNIDAD DE MEDIDA: REPARACIÓN **META:** 54

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INGERNIERÍA Y SERVICIOS GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.392.857**	**0**	**0**	**0**	**0**	**0**	**1.392.857**
403	12	00	00	Conservación y reparaciones menores de obras	1.071.429	0	0	0	0	0	1.071.429
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.071.429	0	0	0	0	0	1.071.429
403	18	00	00	Impuestos indirectos	321.428	0	0	0	0	0	321.428
403	18	01	00	Impuesto al valor agregado	321.428	0	0	0	0	0	321.428
404	**00**	**00**	**00**	**Activos reales**	**1.607.143**	**0**	**0**	**0**	**0**	**0**	**1.607.143**
404	99	00	00	Otros activos reales	1.607.143	0	0	0	0	0	1.607.143
404	99	01	00	Otros activos reales	1.607.143	0	0	0	0	0	1.607.143
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	**0**	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119123 060027000 MODERNIZACIÓN Y FORTALECIMIENTO DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: REALIZAR REMODELACIONES MAYORES EN LAS EDIFICACIONES EN ESTADO DE DETERIORO NOTABLE.

UNIDAD DE MEDIDA: INFORME **META:** 306

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 060027002 ADQUISICIÓN DE BIENES MUEBLES, MATERIALES Y SUMINISTROS PARA SATISFACER LAS NECESIDADES DEL MPPRE

UNIDAD DE MEDIDA: INSUMO **META:** 87

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INGENIERÍA Y SERVICIOS GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**243.506**	**0**	**0**	**0**	**0**	**0**	**243.506**
402	10	00	00	Productos varios y útiles diversos	243.506	0	0	0	0	0	243.506
402	10	12	00	Materiales para instalaciones sanitarias	243.506	0	0	0	0	0	243.506
403	**00**	**00**	**00**	**Servicios no personales**	**321.429**	**0**	**0**	**0**	**0**	**0**	**321.429**
403	18	00	00	Impuestos indirectos	321.429	0	0	0	0	0	321.429
403	18	01	00	Impuesto al valor agregado	321.429	0	0	0	0	0	321.429
404	**00**	**00**	**00**	**Activos reales**	**2.435.065**	**0**	**0**	**0**	**0**	**0**	**2.435.065**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	487.013	0	0	0	0	0	487.013
404	03	05	00	Maquinaria y equipos industriales y de taller	243.506	0	0	0	0	0	243.506
404	03	07	00	Maquinaria y equipos de riego y acueductos	243.507	0	0	0	0	0	243.507
404	04	00	00	Equipos de transporte, tracción y elevación	243.506	0	0	0	0	0	243.506
404	04	06	00	Equipos auxiliares de transporte	243.506	0	0	0	0	0	243.506
404	05	00	00	Equipos de comunicaciones y de señalamiento	487.013	0	0	0	0	0	487.013
404	05	01	00	Equipos de telecomunicaciones	243.506	0	0	0	0	0	243.506
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	243.507	0	0	0	0	0	243.507
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	974.026	0	0	0	0	0	974.026
404	09	01	00	Mobiliario y equipos de oficina	243.506	0	0	0	0	0	243.506
404	09	02	00	Equipos de computación	243.506	0	0	0	0	0	243.506
404	09	03	00	Mobiliario y equipos de alojamiento	243.507	0	0	0	0	0	243.507
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	243.507	0	0	0	0	0	243.507
404	99	00	00	Otros activos reales	243.507	0	0	0	0	0	243.507
404	99	01	00	Otros activos reales	243.507	0	0	0	0	0	243.507
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	**0**	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119123 060027000 MODERNIZACIÓN Y FORTALECIMIENTO DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: REALIZAR REMODELACIONES MAYORES EN LAS EDIFICACIONES EN ESTADO DE DETERIORO NOTABLE.

UNIDAD DE MEDIDA: INFORME **META:** 306

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060027003 MANTENIMIENTO INTEGRAL DE INSTALACIONES Y SEDES DEL MPPRE

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 132

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INGENIERÍA Y SERVICIOS GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.800.000**	**0**	**0**	**0**	**0**	**0**	**3.800.000**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.041.666	0	0	0	0	0	3.041.666
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.238.095	0	0	0	0	0	1.238.095
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.803.571	0	0	0	0	0	1.803.571
403	18	00	00	Impuestos indirectos	413.214	0	0	0	0	0	413.214
403	18	01	00	Impuesto al valor agregado	413.214	0	0	0	0	0	413.214
403	99	00	00	Otros servicios no personales	345.120	0	0	0	0	0	345.120
403	99	01	00	Otros servicios no personales	345.120	0	0	0	0	0	345.120
				Totales	**3.800.000**	**0**	**0**	**0**	**0**	**0**	**3.800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119123 060027000 MODERNIZACIÓN Y FORTALECIMIENTO DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: REALIZAR REMODELACIONES MAYORES EN LAS EDIFICACIONES EN ESTADO DE DETERIORO NOTABLE.

UNIDAD DE MEDIDA: INFORME **META:** 306

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060027004 REMODELACIÓN DEL PATRIMONIO HISTÓRICO Y CULTURAL DEL MPPRE

UNIDAD DE MEDIDA: REPARACIÓN **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PATRIMONIO CULTURAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.428.571**	**0**	**0**	**0**	**0**	**0**	**1.428.571**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.000.000	0	0	0	0	0	1.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	428.571	0	0	0	0	0	428.571
403	18	01	00	Impuesto al valor agregado	428.571	0	0	0	0	0	428.571
404	**00**	**00**	**00**	**Activos reales**	**2.571.429**	**0**	**0**	**0**	**0**	**0**	**2.571.429**
404	99	00	00	Otros activos reales	2.571.429	0	0	0	0	0	2.571.429
404	99	01	00	Otros activos reales	2.571.429	0	0	0	0	0	2.571.429
				Totales	**4.000.000**	**0**	**0**	**0**	**0**	**0**	**4.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119123 060027000 MODERNIZACIÓN Y FORTALECIMIENTO DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: REALIZAR REMODELACIONES MAYORES EN LAS EDIFICACIONES EN ESTADO DE DETERIORO NOTABLE.

UNIDAD DE MEDIDA: INFORME **META:** 306

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060027005 ADQUISICIÓN, MANTENIMIENTO Y DIFUSIÓN DE OBRAS DE ARTE Y MOBILIARIO CULTURAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PATRIMONIO CULTURAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	200.000	0	0	0	0	0	200.000
401	01	18	00	Remuneraciones al personal contratado	200.000	0	0	0	0	0	200.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.000**	**0**	**0**	**0**	**0**	0	**10.000**
402	05	00	00	Productos de papel, cartón e impresos	5.000	0	0	0	0	0	5.000
402	05	05	00	Material de enseñanza	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	5.000	0	0	0	0	0	5.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**710.714**	**0**	**0**	**0**	**0**	0	**710.714**
403	07	00	00	Servicios de información, impresión y relaciones públicas	550.000	0	0	0	0	0	550.000
403	07	02	00	Imprenta y reproducción	250.000	0	0	0	0	0	250.000
403	07	03	00	Relaciones sociales	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	160.714	0	0	0	0	0	160.714
403	18	01	00	Impuesto al valor agregado	160.714	0	0	0	0	0	160.714
404	**00**	**00**	**00**	**Activos reales**	**579.286**	**0**	**0**	**0**	**0**	0	**579.286**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	579.286	0	0	0	0	0	579.286
404	07	03	00	Obras de arte	579.286	0	0	0	0	0	579.286
				Totales	**1.500.000**	**0**	**0**	**0**	**0**	0	**1.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119123 060027000 MODERNIZACIÓN Y FORTALECIMIENTO DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: REALIZAR REMODELACIONES MAYORES EN LAS EDIFICACIONES EN ESTADO DE DETERIORO NOTABLE.

UNIDAD DE MEDIDA: INFORME **META:** 306

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060027006 ADQUISICIÓN E INSTALACIÓN DE EQUIPOS INFORMÁTICOS

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**565.001**	**0**	**0**	**0**	**0**	0	**565.001**
403	10	00	00	Servicios profesionales y técnicos	243.572	0	0	0	0	0	243.572
403	10	03	00	Servicios de procesamiento de datos	154.286	0	0	0	0	0	154.286
403	10	07	00	Servicios de capacitación y adiestramiento	89.286	0	0	0	0	0	89.286
403	18	00	00	Impuestos indirectos	321.429	0	0	0	0	0	321.429
403	18	01	00	Impuesto al valor agregado	321.429	0	0	0	0	0	321.429
404	**00**	**00**	**00**	**Activos reales**	**2.434.999**	**0**	**0**	**0**	**0**	0	**2.434.999**
404	05	00	00	Equipos de comunicaciones y de señalamiento	325.000	0	0	0	0	0	325.000
404	05	01	00	Equipos de telecomunicaciones	325.000	0	0	0	0	0	325.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.109.999	0	0	0	0	0	2.109.999
404	09	02	00	Equipos de computación	2.109.999	0	0	0	0	0	2.109.999
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	0	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119123 060027000 MODERNIZACIÓN Y FORTALECIMIENTO DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: REALIZAR REMODELACIONES MAYORES EN LAS EDIFICACIONES EN ESTADO DE DETERIORO NOTABLE.

UNIDAD DE MEDIDA: INFORME **META:** 306

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060027007 MODERNIZACIÓN DE LA FLOTA VEHICULAR DIPLOMÁTICA

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PROTOCOLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.442.546**	**0**	**0**	**0**	**0**	**0**	**1.442.546**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	174.689	0	0	0	0	0	174.689
403	08	01	00	Primas y gastos de seguros	174.689	0	0	0	0	0	174.689
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	892.857	0	0	0	0	0	892.857
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	892.857	0	0	0	0	0	892.857
403	18	00	00	Impuestos indirectos	375.000	0	0	0	0	0	375.000
403	18	01	00	Impuesto al valor agregado	375.000	0	0	0	0	0	375.000
404	**00**	**00**	**00**	**Activos reales**	**2.057.454**	**0**	**0**	**0**	**0**	**0**	**2.057.454**
404	01	00	00	Repuestos y reparaciones mayores	892.857	0	0	0	0	0	892.857
404	01	01	00	Repuestos mayores	892.857	0	0	0	0	0	892.857
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	892.857	0	0	0	0	0	892.857
404	04	00	00	Equipos de transporte, tracción y elevación	1.164.597	0	0	0	0	0	1.164.597
404	04	01	00	Vehículos automotores terrestres	1.164.597	0	0	0	0	0	1.164.597
				Totales	**3.500.000**	**0**	**0**	**0**	**0**	**0**	**3.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119123 060027000 MODERNIZACIÓN Y FORTALECIMIENTO DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: REALIZAR REMODELACIONES MAYORES EN LAS EDIFICACIONES EN ESTADO DE DETERIORO NOTABLE.

UNIDAD DE MEDIDA: INFORME **META:** 306

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060027008 MODERNIZACIÓN DEL SISTEMA DE SEGURIDAD ÁREAS ADMINISTRATIVAS

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**134.321**	**0**	**0**	**0**	**0**	**0**	**134.321**
403	18	00	00	Impuestos indirectos	54.321	0	0	0	0	0	54.321
403	18	01	00	Impuesto al valor agregado	54.321	0	0	0	0	0	54.321
403	99	00	00	Otros servicios no personales	80.000	0	0	0	0	0	80.000
403	99	01	00	Otros servicios no personales	80.000	0	0	0	0	0	80.000
404	**00**	**00**	**00**	**Activos reales**	**372.679**	**0**	**0**	**0**	**0**	**0**	**372.679**
404	05	00	00	Equipos de comunicaciones y de señalamiento	222.679	0	0	0	0	0	222.679
404	05	01	00	Equipos de telecomunicaciones	222.679	0	0	0	0	0	222.679
404	99	00	00	Otros activos reales	150.000	0	0	0	0	0	150.000
404	99	01	00	Otros activos reales	150.000	0	0	0	0	0	150.000
				Totales	**507.000**	**0**	**0**	**0**	**0**	**0**	**507.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119123 060027000 MODERNIZACIÓN Y FORTALECIMIENTO DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: REALIZAR REMODELACIONES MAYORES EN LAS EDIFICACIONES EN ESTADO DE DETERIORO NOTABLE.

UNIDAD DE MEDIDA: INFORME **META:** 306

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060027009 CONSTRUCCIÓN Y EQUIPAMIENTO DE PUESTOS FRONTERIZOS

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE FRONTERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**170.000**	**0**	**0**	**0**	**0**	**0**	**170.000**
403	12	00	00	Conservación y reparaciones menores de obras	170.000	0	0	0	0	0	170.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	170.000	0	0	0	0	0	170.000
404	**00**	**00**	**00**	**Activos reales**	**830.000**	**0**	**0**	**0**	**0**	**0**	**830.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	130.000	0	0	0	0	0	130.000
404	09	01	00	Mobiliario y equipos de oficina	60.000	0	0	0	0	0	60.000
404	09	02	00	Equipos de computación	10.000	0	0	0	0	0	10.000
404	09	03	00	Mobiliario y equipos de alojamiento	60.000	0	0	0	0	0	60.000
404	99	00	00	Otros activos reales	700.000	0	0	0	0	0	700.000
404	99	01	00	Otros activos reales	700.000	0	0	0	0	0	700.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119123 060027000 MODERNIZACIÓN Y FORTALECIMIENTO DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: REALIZAR REMODELACIONES MAYORES EN LAS EDIFICACIONES EN ESTADO DE DETERIORO NOTABLE.

UNIDAD DE MEDIDA: INFORME **META:** 306

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060027010 MODERNIZACIÓN Y REESTRUCTURACIÓN A LAS OFICINAS DE RECURSOS HUMANOS

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
403	18	00	00	Impuestos indirectos	16.071	0	0	0	0	0	16.071
403	18	01	00	Impuesto al valor agregado	16.071	0	0	0	0	0	16.071
403	99	00	00	Otros servicios no personales	133.929	0	0	0	0	0	133.929
403	99	01	00	Otros servicios no personales	133.929	0	0	0	0	0	133.929
				Totales	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119124 060028000 EMPODERAMIENTO DE LAS COMUNIDADES, A TRAVÉS DE SU PARTICIPACIÓN ACTIVA EN EL PROCESO DE LA PLANIFICACIÓN PÚBLICA Y POPULAR DE LA POLÍTICA EXTERIOR

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS QUE PERMITAN INVOLUCRAR A DISTINTOS SECTORES DE LA ADMINISTRACIÓN PÚBLICA EN EL PROCESO DE PLANIFICACIÓN DE LA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: INFORME TÉCNICO

META: 10

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**420.000**	**0**	**0**	**0**	**0**	**0**	**420.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	420.000	0	0	0	0	0	420.000
401	01	18	00	Remuneraciones al personal contratado	420.000	0	0	0	0	0	420.000
403	**00**	**00**	**00**	**Servicios no personales**	**580.000**	**0**	**0**	**0**	**0**	**0**	**580.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	526.000	0	0	0	0	0	526.000
403	07	02	00	Imprenta y reproducción	325.000	0	0	0	0	0	325.000
403	07	03	00	Relaciones sociales	201.000	0	0	0	0	0	201.000
403	18	00	00	Impuestos indirectos	54.000	0	0	0	0	0	54.000
403	18	01	00	Impuesto al valor agregado	54.000	0	0	0	0	0	54.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119124 060028000 EMPODERAMIENTO DE LAS COMUNIDADES, A TRAVÉS DE SU PARTICIPACIÓN ACTIVA EN EL PROCESO DE LA PLANIFICACIÓN PÚBLICA Y POPULAR DE LA POLÍTICA EXTERIOR

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS QUE PERMITAN INVOLUCRAR A DISTINTOS SECTORES DE LA ADMINISTRACIÓN PÚBLICA EN EL PROCESO DE PLANIFICACIÓN DE LA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 10

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119124 060028000 EMPODERAMIENTO DE LAS COMUNIDADES, A TRAVÉS DE SU PARTICIPACIÓN ACTIVA EN EL PROCESO DE LA PLANIFICACIÓN PÚBLICA Y POPULAR DE LA POLÍTICA EXTERIOR

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS QUE PERMITAN INVOLUCRAR A DISTINTOS SECTORES DE LA ADMINISTRACIÓN PÚBLICA EN EL PROCESO DE PLANIFICACIÓN DE LA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 10

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060028001 INSTALACIÓN DE JORNADAS INTERINSTITUCIONALES PARA DIFUNDIR LOS RESULTADOS DE LA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: JORNADA **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PLANIFICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**182.000**	**0**	**0**	**0**	**0**	**0**	**182.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	182.000	0	0	0	0	0	182.000
401	01	18	00	Remuneraciones al personal contratado	182.000	0	0	0	0	0	182.000
403	**00**	**00**	**00**	**Servicios no personales**	**118.000**	**0**	**0**	**0**	**0**	**0**	**118.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	98.000	0	0	0	0	0	98.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	48.000	0	0	0	0	0	48.000
403	18	00	00	Impuestos indirectos	20.000	0	0	0	0	0	20.000
403	18	01	00	Impuesto al valor agregado	20.000	0	0	0	0	0	20.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119124 060028000 EMPODERAMIENTO DE LAS COMUNIDADES, A TRAVÉS DE SU PARTICIPACIÓN ACTIVA EN EL PROCESO DE LA PLANIFICACIÓN PÚBLICA Y POPULAR DE LA POLÍTICA EXTERIOR

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS QUE PERMITAN INVOLUCRAR A DISTINTOS SECTORES DE LA ADMINISTRACIÓN PÚBLICA EN EL PROCESO DE PLANIFICACIÓN DE LA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 10

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060028002 REALIZACIÓN DE ENCUENTROS COMUNITARIOS CON UNIVERSIDADES Y REPRESENTANTES DEL PODER POPULAR

UNIDAD DE MEDIDA: ENCUENTRO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PLANIFICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**138.000**	**0**	**0**	**0**	**0**	**0**	**138.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	138.000	0	0	0	0	0	138.000
401	01	18	00	Remuneraciones al personal contratado	138.000	0	0	0	0	0	138.000
403	**00**	**00**	**00**	**Servicios no personales**	**162.000**	**0**	**0**	**0**	**0**	**0**	**162.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	144.000	0	0	0	0	0	144.000
403	07	02	00	Imprenta y reproducción	75.000	0	0	0	0	0	75.000
403	07	03	00	Relaciones sociales	69.000	0	0	0	0	0	69.000
403	18	00	00	Impuestos indirectos	18.000	0	0	0	0	0	18.000
403	18	01	00	Impuesto al valor agregado	18.000	0	0	0	0	0	18.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119124 060028000 EMPODERAMIENTO DE LAS COMUNIDADES, A TRAVÉS DE SU PARTICIPACIÓN ACTIVA EN EL PROCESO DE LA PLANIFICACIÓN PÚBLICA Y POPULAR DE LA POLÍTICA EXTERIOR

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS QUE PERMITAN INVOLUCRAR A DISTINTOS SECTORES DE LA ADMINISTRACIÓN PÚBLICA EN EL PROCESO DE PLANIFICACIÓN DE LA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 10

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060028003 DIFUSIÓN ACTIVA DE LA POLÍTICA EXTERIOR VENEZOLANA CONVERTIDA EN HECHOS Y OBRAS TANGIBLES.

UNIDAD DE MEDIDA: MATERIAL INFORMATIVO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PLANIFICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	100.000	0	0	0	0	0	100.000
401	01	18	00	Remuneraciones al personal contratado	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	284.000	0	0	0	0	0	284.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	84.000	0	0	0	0	0	84.000
403	18	00	00	Impuestos indirectos	16.000	0	0	0	0	0	16.000
403	18	01	00	Impuesto al valor agregado	16.000	0	0	0	0	0	16.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119163 060029000 REIMPULSO DE LA NUEVA INSTITUCIONALIDAD BOLIVARIANA EN EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: IMPLANTAR NUEVAS METODOLOGÍAS DE PLANIFICACIÓN, SEGUIMIENTO DE GESTIÓN Y AUDITORÍA.

UNIDAD DE MEDIDA: INFORME TÉCNICO

META: 103

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**45.014**	**0**	**0**	**0**	**0**	**0**	**45.014**
401	01	00	00	Sueldos, salarios y otras retribuciones	45.014	0	0	0	0	0	45.014
401	01	18	00	Remuneraciones al personal contratado	45.014	0	0	0	0	0	45.014
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**690.668**	**0**	**0**	**0**	**0**	**0**	**690.668**
402	01	00	00	Productos alimenticios y agropecuarios	452.956	0	0	0	0	0	452.956
402	01	01	00	Alimentos y bebidas para personas	452.956	0	0	0	0	0	452.956
402	03	00	00	Textiles y vestuarios	80.712	0	0	0	0	0	80.712
402	03	01	00	Textiles	2.400	0	0	0	0	0	2.400
402	03	02	00	Prendas de vestir	78.312	0	0	0	0	0	78.312
402	05	00	00	Productos de papel, cartón e impresos	11.175	0	0	0	0	0	11.175
402	05	03	00	Productos de papel y cartón para oficina	11.175	0	0	0	0	0	11.175
402	06	00	00	Productos químicos y derivados	13.300	0	0	0	0	0	13.300
402	06	03	00	Tintas, pinturas y colorantes	13.300	0	0	0	0	0	13.300
402	08	00	00	Productos metálicos	1.100	0	0	0	0	0	1.100
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.100	0	0	0	0	0	1.100
402	10	00	00	Productos varios y útiles diversos	120.515	0	0	0	0	0	120.515
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	17.500	0	0	0	0	0	17.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.710	0	0	0	0	0	3.710
402	10	08	00	Materiales para equipos de computación	65.000	0	0	0	0	0	65.000
402	10	13	00	Materiales fotográficos	18.202	0	0	0	0	0	18.202
402	10	99	00	Otros productos y útiles diversos	16.103	0	0	0	0	0	16.103
402	99	00	00	Otros materiales y suministros	10.910	0	0	0	0	0	10.910
402	99	01	00	Otros materiales y suministros	10.910	0	0	0	0	0	10.910
403	**00**	**00**	**00**	**Servicios no personales**	**7.041.410**	**0**	**0**	**0**	**0**	**0**	**7.041.410**
403	03	00	00	Derechos sobre bienes intangibles	53.571	0	0	0	0	0	53.571
403	03	03	00	Paquetes y programas de computación	53.571	0	0	0	0	0	53.571
403	04	00	00	Servicios básicos	75.000	0	0	0	0	0	75.000
403	04	05	00	Servicio de comunicaciones	75.000	0	0	0	0	0	75.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119163 060029000 REIMPULSO DE LA NUEVA INSTITUCIONALIDAD BOLIVARIANA EN EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: IMPLANTAR NUEVAS METODOLOGÍAS DE PLANIFICACIÓN, SEGUIMIENTO DE GESTIÓN Y AUDITORÍA.

UNIDAD DE MEDIDA: INFORME TÉCNICO

META: 103

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	2.673.051	0	0	0	0	0	2.673.051
403	09	02	00	Viáticos y pasajes fuera del país	2.673.051	0	0	0	0	0	2.673.051
403	10	00	00	Servicios profesionales y técnicos	3.087.871	0	0	0	0	0	3.087.871
403	10	07	00	Servicios de capacitación y adiestramiento	2.947.671	0	0	0	0	0	2.947.671
403	10	99	00	Otros servicios profesionales y técnicos	140.200	0	0	0	0	0	140.200
403	18	00	00	Impuestos indirectos	896.612	0	0	0	0	0	896.612
403	18	01	00	Impuesto al valor agregado	896.612	0	0	0	0	0	896.612
403	99	00	00	Otros servicios no personales	155.305	0	0	0	0	0	155.305
403	99	01	00	Otros servicios no personales	155.305	0	0	0	0	0	155.305
404	**00**	**00**	**00**	**Activos reales**	**1.261.155**	**0**	**0**	**0**	**0**	**0**	**1.261.155**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	45.000	0	0	0	0	0	45.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	45.000	0	0	0	0	0	45.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	805.917	0	0	0	0	0	805.917
404	05	01	00	Equipos de telecomunicaciones	670.000	0	0	0	0	0	670.000
404	05	02	00	Equipos de señalamiento	7.955	0	0	0	0	0	7.955
404	05	04	00	Equipos de correo	127.962	0	0	0	0	0	127.962
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	9.900	0	0	0	0	0	9.900
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	9.900	0	0	0	0	0	9.900
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	34.071	0	0	0	0	0	34.071
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	16.071	0	0	0	0	0	16.071
404	07	06	00	Instrumentos musicales y equipos de audio	18.000	0	0	0	0	0	18.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	363.667	0	0	0	0	0	363.667
404	09	01	00	Mobiliario y equipos de oficina	80.000	0	0	0	0	0	80.000
404	09	02	00	Equipos de computación	173.667	0	0	0	0	0	173.667
404	09	03	00	Mobiliario y equipos de alojamiento	110.000	0	0	0	0	0	110.000
404	99	00	00	Otros activos reales	2.600	0	0	0	0	0	2.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119163 060029000 REIMPULSO DE LA NUEVA INSTITUCIONALIDAD BOLIVARIANA EN EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: IMPLANTAR NUEVAS METODOLOGÍAS DE PLANIFICACIÓN, SEGUIMIENTO DE GESTIÓN Y AUDITORÍA.

UNIDAD DE MEDIDA: INFORME TÉCNICO

META: 103

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	2.600	0	0	0	0	0	2.600
				Totales	**9.038.247**	**0**	**0**	**0**	**0**	**0**	**9.038.247**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119163 060029000 REIMPULSO DE LA NUEVA INSTITUCIONALIDAD BOLIVARIANA EN EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: IMPLANTAR NUEVAS METODOLOGÍAS DE PLANIFICACIÓN, SEGUIMIENTO DE GESTIÓN Y AUDITORÍA.

UNIDAD DE MEDIDA: INFORME TÉCNICO

META: 103

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119163 060029000 REIMPULSO DE LA NUEVA INSTITUCIONALIDAD BOLIVARIANA EN EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: IMPLANTAR NUEVAS METODOLOGÍAS DE PLANIFICACIÓN, SEGUIMIENTO DE GESTIÓN Y AUDITORÍA.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 103

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060029002 AUTOMATIZACIÓN Y DIFUSIÓN DEL PATRIMONIO DOCUMENTAL, BIBLIOGRÁFICO Y FOTOGRÁFICO DEL MPPRE

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ARCHIVOS, BIBLIOTECA Y DIVULGACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**45.014**	**0**	**0**	**0**	**0**	**0**	**45.014**
401	01	00	00	Sueldos, salarios y otras retribuciones	45.014	0	0	0	0	0	45.014
401	01	18	00	Remuneraciones al personal contratado	45.014	0	0	0	0	0	45.014
403	**00**	**00**	**00**	**Servicios no personales**	**158.786**	**0**	**0**	**0**	**0**	**0**	**158.786**
403	07	00	00	Servicios de información, impresión y relaciones públicas	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	32.000	0	0	0	0	0	32.000
403	09	02	00	Viáticos y pasajes fuera del país	32.000	0	0	0	0	0	32.000
403	18	00	00	Impuestos indirectos	26.786	0	0	0	0	0	26.786
403	18	01	00	Impuesto al valor agregado	26.786	0	0	0	0	0	26.786
404	**00**	**00**	**00**	**Activos reales**	**46.200**	**0**	**0**	**0**	**0**	**0**	**46.200**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	46.200	0	0	0	0	0	46.200
404	09	02	00	Equipos de computación	46.200	0	0	0	0	0	46.200
				Totales	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119163 060029000 REIMPULSO DE LA NUEVA INSTITUCIONALIDAD BOLIVARIANA EN EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: IMPLANTAR NUEVAS METODOLOGÍAS DE PLANIFICACIÓN, SEGUIMIENTO DE GESTIÓN Y AUDITORÍA.

UNIDAD DE MEDIDA: INFORME TÉCNICO

META: 103

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 060029003 AUTOMATIZACIÓN DEL SISTEMA DE CONTROL DE GESTIÓN.

UNIDAD DE MEDIDA: SISTEMA

META: 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGUIMIENTO DE GESTIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
403	18	00	00	Impuestos indirectos	16.071	0	0	0	0	0	16.071
403	18	01	00	Impuesto al valor agregado	16.071	0	0	0	0	0	16.071
403	99	00	00	Otros servicios no personales	133.929	0	0	0	0	0	133.929
403	99	01	00	Otros servicios no personales	133.929	0	0	0	0	0	133.929
				Totales	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119163 060029000 REIMPULSO DE LA NUEVA INSTITUCIONALIDAD BOLIVARIANA EN EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: IMPLANTAR NUEVAS METODOLOGÍAS DE PLANIFICACIÓN, SEGUIMIENTO DE GESTIÓN Y AUDITORÍA.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 103

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060029004 ASESORAMIENTO TÉCNICO INTEGRAL IN SITU A LAS MISIONES EN EL EXTERIOR.

UNIDAD DE MEDIDA: ASESORÍA **META:** 20

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES CONSULARES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.600**	**0**	**0**	**0**	**0**	**0**	**1.600**
402	05	00	00	Productos de papel, cartón e impresos	500	0	0	0	0	0	500
402	05	03	00	Productos de papel y cartón para oficina	500	0	0	0	0	0	500
402	06	00	00	Productos químicos y derivados	500	0	0	0	0	0	500
402	06	03	00	Tintas, pinturas y colorantes	500	0	0	0	0	0	500
402	10	00	00	Productos varios y útiles diversos	600	0	0	0	0	0	600
402	10	99	00	Otros productos y útiles diversos	600	0	0	0	0	0	600
403	**00**	**00**	**00**	**Servicios no personales**	**498.400**	**0**	**0**	**0**	**0**	**0**	**498.400**
403	09	00	00	Viáticos y pasajes	444.829	0	0	0	0	0	444.829
403	09	02	00	Viáticos y pasajes fuera del país	444.829	0	0	0	0	0	444.829
403	18	00	00	Impuestos indirectos	53.571	0	0	0	0	0	53.571
403	18	01	00	Impuesto al valor agregado	53.571	0	0	0	0	0	53.571
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119163 060029000 REIMPULSO DE LA NUEVA INSTITUCIONALIDAD BOLIVARIANA EN EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: IMPLANTAR NUEVAS METODOLOGÍAS DE PLANIFICACIÓN, SEGUIMIENTO DE GESTIÓN Y AUDITORÍA.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 103

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060029007 FORMACIÓN Y ACTUALIZACIÓN JURÍDICA ESPECIALIZADA DEL TALENTO HUMANO

UNIDAD DE MEDIDA: TALLER **META:** 28

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**329.252**	**0**	**0**	**0**	**0**	**0**	**329.252**
403	03	00	00	Derechos sobre bienes intangibles	53.571	0	0	0	0	0	53.571
403	03	03	00	Paquetes y programas de computación	53.571	0	0	0	0	0	53.571
403	09	00	00	Viáticos y pasajes	168.177	0	0	0	0	0	168.177
403	09	02	00	Viáticos y pasajes fuera del país	168.177	0	0	0	0	0	168.177
403	10	00	00	Servicios profesionales y técnicos	68.254	0	0	0	0	0	68.254
403	10	07	00	Servicios de capacitación y adiestramiento	68.254	0	0	0	0	0	68.254
403	18	00	00	Impuestos indirectos	39.250	0	0	0	0	0	39.250
403	18	01	00	Impuesto al valor agregado	39.250	0	0	0	0	0	39.250
404	**00**	**00**	**00**	**Activos reales**	**16.071**	**0**	**0**	**0**	**0**	**0**	**16.071**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	16.071	0	0	0	0	0	16.071
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	16.071	0	0	0	0	0	16.071
				Totales	**345.323**	**0**	**0**	**0**	**0**	**0**	**345.323**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119163 060029000 REIMPULSO DE LA NUEVA INSTITUCIONALIDAD BOLIVARIANA EN EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: IMPLANTAR NUEVAS METODOLOGÍAS DE PLANIFICACIÓN, SEGUIMIENTO DE GESTIÓN Y AUDITORÍA.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 103

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060029008 EQUIPAMIENTO DE GESTIÓN DE RIESGO

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**88.672**	**0**	**0**	**0**	**0**	**0**	**88.672**
402	03	00	00	Textiles y vestuarios	71.172	0	0	0	0	0	71.172
402	03	02	00	Prendas de vestir	71.172	0	0	0	0	0	71.172
402	10	00	00	Productos varios y útiles diversos	17.500	0	0	0	0	0	17.500
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	17.500	0	0	0	0	0	17.500
403	**00**	**00**	**00**	**Servicios no personales**	**21.428**	**0**	**0**	**0**	**0**	**0**	**21.428**
403	18	00	00	Impuestos indirectos	21.428	0	0	0	0	0	21.428
403	18	01	00	Impuesto al valor agregado	21.428	0	0	0	0	0	21.428
404	**00**	**00**	**00**	**Activos reales**	**89.900**	**0**	**0**	**0**	**0**	**0**	**89.900**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	9.900	0	0	0	0	0	9.900
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	9.900	0	0	0	0	0	9.900
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	80.000	0	0	0	0	0	80.000
404	09	03	00	Mobiliario y equipos de alojamiento	80.000	0	0	0	0	0	80.000
				Totales	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119163 060029000 REIMPULSO DE LA NUEVA INSTITUCIONALIDAD BOLIVARIANA EN EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: IMPLANTAR NUEVAS METODOLOGÍAS DE PLANIFICACIÓN, SEGUIMIENTO DE GESTIÓN Y AUDITORÍA.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 103

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060029009 IMPLANTACIÓN DEL CONTROL FISCAL DE LAS ACTUACIONES DEL MINISTERIO

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: AUDITORÍA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**40.415**	**0**	**0**	**0**	**0**	**0**	**40.415**
402	01	00	00	Productos alimenticios y agropecuarios	2.220	0	0	0	0	0	2.220
402	01	01	00	Alimentos y bebidas para personas	2.220	0	0	0	0	0	2.220
402	03	00	00	Textiles y vestuarios	2.400	0	0	0	0	0	2.400
402	03	01	00	Textiles	2.400	0	0	0	0	0	2.400
402	05	00	00	Productos de papel, cartón e impresos	10.675	0	0	0	0	0	10.675
402	05	03	00	Productos de papel y cartón para oficina	10.675	0	0	0	0	0	10.675
402	06	00	00	Productos químicos y derivados	12.800	0	0	0	0	0	12.800
402	06	03	00	Tintas, pinturas y colorantes	12.800	0	0	0	0	0	12.800
402	10	00	00	Productos varios y útiles diversos	3.710	0	0	0	0	0	3.710
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.710	0	0	0	0	0	3.710
402	99	00	00	Otros materiales y suministros	8.610	0	0	0	0	0	8.610
402	99	01	00	Otros materiales y suministros	8.610	0	0	0	0	0	8.610
403	**00**	**00**	**00**	**Servicios no personales**	**535.234**	**0**	**0**	**0**	**0**	**0**	**535.234**
403	09	00	00	Viáticos y pasajes	380.760	0	0	0	0	0	380.760
403	09	02	00	Viáticos y pasajes fuera del país	380.760	0	0	0	0	0	380.760
403	10	00	00	Servicios profesionales y técnicos	101.640	0	0	0	0	0	101.640
403	10	07	00	Servicios de capacitación y adiestramiento	101.640	0	0	0	0	0	101.640
403	18	00	00	Impuestos indirectos	42.574	0	0	0	0	0	42.574
403	18	01	00	Impuesto al valor agregado	42.574	0	0	0	0	0	42.574
403	99	00	00	Otros servicios no personales	10.260	0	0	0	0	0	10.260
403	99	01	00	Otros servicios no personales	10.260	0	0	0	0	0	10.260
				Totales	**575.649**	**0**	**0**	**0**	**0**	0	**575.649**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119163 060029000 REIMPULSO DE LA NUEVA INSTITUCIONALIDAD BOLIVARIANA EN EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: IMPLANTAR NUEVAS METODOLOGÍAS DE PLANIFICACIÓN, SEGUIMIENTO DE GESTIÓN Y AUDITORÍA.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 103

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060029010 INSTALACIÓN DE JORNADAS EN MATERIA DE SALUD Y SEGURIDAD LABORAL

UNIDAD DE MEDIDA: JORNADA **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PLANIFICACIÓN Y DESARROLLO DE PERSONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.308**	**0**	**0**	**0**	**0**	0	**4.308**
402	01	00	00	Productos alimenticios y agropecuarios	4.308	0	0	0	0	0	4.308
402	01	01	00	Alimentos y bebidas para personas	4.308	0	0	0	0	0	4.308
403	**00**	**00**	**00**	**Servicios no personales**	**12.967**	**0**	**0**	**0**	**0**	0	**12.967**
403	18	00	00	Impuestos indirectos	1.851	0	0	0	0	0	1.851
403	18	01	00	Impuesto al valor agregado	1.851	0	0	0	0	0	1.851
403	99	00	00	Otros servicios no personales	11.116	0	0	0	0	0	11.116
403	99	01	00	Otros servicios no personales	11.116	0	0	0	0	0	11.116
				Totales	**17.275**	**0**	**0**	**0**	**0**	0	**17.275**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119163 060029000 REIMPULSO DE LA NUEVA INSTITUCIONALIDAD BOLIVARIANA EN EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: IMPLANTAR NUEVAS METODOLOGÍAS DE PLANIFICACIÓN, SEGUIMIENTO DE GESTIÓN Y AUDITORÍA.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 103

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060029011 DISEÑO, CONSTRUCCIÓN E IMPLEMENTACIÓN DE PLANES Y PROGRAMAS DE FORMACIÓN Y ADIESTRAMIENTO POR COMPETENCIAS DE LOS TRABAJADORES CON BASE DEL PLAN DE DETENCIÓN DE NECESIDADES.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PLANIFICACIÓN Y DESARROLLO DE PERSONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.000.000**	**0**	**0**	**0**	**0**	**0**	**3.000.000**
403	10	00	00	Servicios profesionales y técnicos	2.777.777	0	0	0	0	0	2.777.777
403	10	07	00	Servicios de capacitación y adiestramiento	2.777.777	0	0	0	0	0	2.777.777
403	18	00	00	Impuestos indirectos	222.223	0	0	0	0	0	222.223
403	18	01	00	Impuesto al valor agregado	222.223	0	0	0	0	0	222.223
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	**0**	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119163 060029000 REIMPULSO DE LA NUEVA INSTITUCIONALIDAD BOLIVARIANA EN EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: IMPLANTAR NUEVAS METODOLOGÍAS DE PLANIFICACIÓN, SEGUIMIENTO DE GESTIÓN Y AUDITORÍA.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 103

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060029012 MODERNIZACIÓN DE LA PLATAFORMA AUDIOVISUAL DEL MPPRE

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**109.245**	**0**	**0**	**0**	**0**	**0**	**109.245**
402	03	00	00	Textiles y vestuarios	7.140	0	0	0	0	0	7.140
402	03	02	00	Prendas de vestir	7.140	0	0	0	0	0	7.140
402	08	00	00	Productos metálicos	1.100	0	0	0	0	0	1.100
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.100	0	0	0	0	0	1.100
402	10	00	00	Productos varios y útiles diversos	98.705	0	0	0	0	0	98.705
402	10	08	00	Materiales para equipos de computación	65.000	0	0	0	0	0	65.000
402	10	13	00	Materiales fotográficos	18.202	0	0	0	0	0	18.202
402	10	99	00	Otros productos y útiles diversos	15.503	0	0	0	0	0	15.503
402	99	00	00	Otros materiales y suministros	2.300	0	0	0	0	0	2.300
402	99	01	00	Otros materiales y suministros	2.300	0	0	0	0	0	2.300
403	**00**	**00**	**00**	**Servicios no personales**	**228.200**	**0**	**0**	**0**	**0**	**0**	**228.200**
403	04	00	00	Servicios básicos	75.000	0	0	0	0	0	75.000
403	04	05	00	Servicio de comunicaciones	75.000	0	0	0	0	0	75.000
403	10	00	00	Servicios profesionales y técnicos	8.200	0	0	0	0	0	8.200
403	10	99	00	Otros servicios profesionales y técnicos	8.200	0	0	0	0	0	8.200
403	18	00	00	Impuestos indirectos	145.000	0	0	0	0	0	145.000
403	18	01	00	Impuesto al valor agregado	145.000	0	0	0	0	0	145.000
404	**00**	**00**	**00**	**Activos reales**	**662.555**	**0**	**0**	**0**	**0**	**0**	**662.555**
404	05	00	00	Equipos de comunicaciones y de señalamiento	557.955	0	0	0	0	0	557.955
404	05	01	00	Equipos de telecomunicaciones	550.000	0	0	0	0	0	550.000
404	05	02	00	Equipos de señalamiento	7.955	0	0	0	0	0	7.955
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	18.000	0	0	0	0	0	18.000
404	07	06	00	Instrumentos musicales y equipos de audio	18.000	0	0	0	0	0	18.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119163 060029000 REIMPULSO DE LA NUEVA INSTITUCIONALIDAD BOLIVARIANA EN EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: IMPLANTAR NUEVAS METODOLOGÍAS DE PLANIFICACIÓN, SEGUIMIENTO DE GESTIÓN Y AUDITORÍA.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 103

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060029012 MODERNIZACIÓN DE LA PLATAFORMA AUDIOVISUAL DEL MPPRE

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	84.000	0	0	0	0	0	84.000
404	09	01	00	Mobiliario y equipos de oficina	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	34.000	0	0	0	0	0	34.000
404	09	03	00	Mobiliario y equipos de alojamiento	30.000	0	0	0	0	0	30.000
404	99	00	00	Otros activos reales	2.600	0	0	0	0	0	2.600
404	99	01	00	Otros activos reales	2.600	0	0	0	0	0	2.600
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119163 060029000 REIMPULSO DE LA NUEVA INSTITUCIONALIDAD BOLIVARIANA EN EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: IMPLANTAR NUEVAS METODOLOGÍAS DE PLANIFICACIÓN, SEGUIMIENTO DE GESTIÓN Y AUDITORÍA.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 103

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060029013 MODERNIZACIÓN DE SISTEMA DE VALIJA Y CRIPTOGRAFÍA

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SECRETARÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**53.571**	**0**	**0**	**0**	**0**	**0**	**53.571**
403	18	00	00	Impuestos indirectos	53.571	0	0	0	0	0	53.571
403	18	01	00	Impuesto al valor agregado	53.571	0	0	0	0	0	53.571
404	**00**	**00**	**00**	**Activos reales**	**446.429**	**0**	**0**	**0**	**0**	**0**	**446.429**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	45.000	0	0	0	0	0	45.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	45.000	0	0	0	0	0	45.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	247.962	0	0	0	0	0	247.962
404	05	01	00	Equipos de telecomunicaciones	120.000	0	0	0	0	0	120.000
404	05	04	00	Equipos de correo	127.962	0	0	0	0	0	127.962
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	153.467	0	0	0	0	0	153.467
404	09	01	00	Mobiliario y equipos de oficina	60.000	0	0	0	0	0	60.000
404	09	02	00	Equipos de computación	93.467	0	0	0	0	0	93.467
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119163 060029000 REIMPULSO DE LA NUEVA INSTITUCIONALIDAD BOLIVARIANA EN EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: IMPLANTAR NUEVAS METODOLOGÍAS DE PLANIFICACIÓN, SEGUIMIENTO DE GESTIÓN Y AUDITORÍA.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 103

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060029014 REORGANIZACIÓN ORGANIZATIVA Y FUNCIONAL DEL SERVICIO INTERNO Y SERVICIO EXTERIOR DEL MPPRE

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PLANIFICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**500.000**	**0**	**0**	**0**	**0**	0	**500.000**
403	09	00	00	Viáticos y pasajes	308.000	0	0	0	0	0	308.000
403	09	02	00	Viáticos y pasajes fuera del país	308.000	0	0	0	0	0	308.000
403	10	00	00	Servicios profesionales y técnicos	132.000	0	0	0	0	0	132.000
403	10	99	00	Otros servicios profesionales y técnicos	132.000	0	0	0	0	0	132.000
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	0	60.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	0	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119163 060029000 REIMPULSO DE LA NUEVA INSTITUCIONALIDAD BOLIVARIANA EN EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: IMPLANTAR NUEVAS METODOLOGÍAS DE PLANIFICACIÓN, SEGUIMIENTO DE GESTIÓN Y AUDITORÍA.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 103

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060029015 INDUCCIÓN A FUNCIONARIOS DEL SERVICIO EXTERIOR EN MATERIA DEL ÍNDICE DIPLOMÁTICO DE INFORMACIÓN GEOPOLÍTICA - EMANCIPACIÓN DE LA POLÍTICA EXTERIOR VENEZOLANA

UNIDAD DE MEDIDA: JORNADA **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PLANIFICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**446.428**	**0**	**0**	**0**	**0**	**0**	**446.428**
402	01	00	00	Productos alimenticios y agropecuarios	446.428	0	0	0	0	0	446.428
402	01	01	00	Alimentos y bebidas para personas	446.428	0	0	0	0	0	446.428
403	**00**	**00**	**00**	**Servicios no personales**	**1.553.572**	**0**	**0**	**0**	**0**	**0**	**1.553.572**
403	09	00	00	Viáticos y pasajes	1.339.285	0	0	0	0	0	1.339.285
403	09	02	00	Viáticos y pasajes fuera del país	1.339.285	0	0	0	0	0	1.339.285
403	18	00	00	Impuestos indirectos	214.287	0	0	0	0	0	214.287
403	18	01	00	Impuesto al valor agregado	214.287	0	0	0	0	0	214.287
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119164 060030000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS ORGANISMOS MULTILATERALES Y EN LOS FOROS DE DIÁLOGO Y CONCERTACIÓN POLÍTICA, PARTICULARMENTE EN MATERIA DE INTEGRACIÓN

OBJETIVO DEL PROYECTO: DIFUNDIR LA POLÍTICA INTERNACIONAL DE VENEZUELA EN EL ÁMBITO MULTILATERAL Y DE INTEGRACIÓN EN MATERIA DE: POLÍTICA COMERCIAL, SOCIAL, DERECHOS HUMANOS, DEFENSA DE LA SOBERANÍA Y SEGURIDAD ALIMENTARIA

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 13

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**454.000**	**0**	**0**	**0**	**0**	**0**	**454.000**
403	10	00	00	Servicios profesionales y técnicos	178.571	0	0	0	0	0	178.571
403	10	99	00	Otros servicios profesionales y técnicos	178.571	0	0	0	0	0	178.571
403	18	00	00	Impuestos indirectos	48.644	0	0	0	0	0	48.644
403	18	01	00	Impuesto al valor agregado	48.644	0	0	0	0	0	48.644
403	99	00	00	Otros servicios no personales	226.785	0	0	0	0	0	226.785
403	99	01	00	Otros servicios no personales	226.785	0	0	0	0	0	226.785
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.000.000**	**0**	**0**	**0**	**0**	**0**	**8.000.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	8.000.000	0	0	0	0	0	8.000.000
407	02	01	00	Transferencias corrientes al exterior	8.000.000	0	0	0	0	0	8.000.000
407	02	01	04	Transferencias corrientes a organismos internacionales	8.000.000	0	0	0	0	0	8.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**8.000.000**	**0**	**0**	**0**	**0**	**0**	**8.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	8.000.000	0	0	0	0	0	8.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	8.000.000	0	0	0	0	0	8.000.000
				Totales	**16.454.000**	**0**	**0**	**0**	**0**	**0**	**16.454.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119164 060030000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS ORGANISMOS MULTILATERALES Y EN LOS FOROS DE DIÁLOGO Y CONCERTACIÓN POLÍTICA, PARTICULARMENTE EN MATERIA DE INTEGRACIÓN

OBJETIVO DEL PROYECTO: DIFUNDIR LA POLÍTICA INTERNACIONAL DE VENEZUELA EN EL ÁMBITO MULTILATERAL Y DE INTEGRACIÓN EN MATERIA DE: POLÍTICA COMERCIAL, SOCIAL, DERECHOS HUMANOS, DEFENSA DE LA SOBERANÍA Y SEGURIDAD ALIMENTARIA

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 13

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.000.000**	**0**	**0**	**0**	**0**	**0**	**8.000.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	8.000.000	0	0	0	0	0	8.000.000
407	02	01	00	Transferencias corrientes al exterior	8.000.000	0	0	0	0	0	8.000.000
407	02	01	04	Transferencias corrientes a organismos internacionales	8.000.000	0	0	0	0	0	8.000.000
				- I0077 Organización de las Naciones Unidas (ONU)	8.000.000	0	0	0	0	0	8.000.000
				Totales	**8.000.000**	**0**	**0**	**0**	**0**	**0**	**8.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119164 060030000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS ORGANISMOS MULTILATERALES Y EN LOS FOROS DE DIÁLOGO Y CONCERTACIÓN POLÍTICA, PARTICULARMENTE EN MATERIA DE INTEGRACIÓN

OBJETIVO DEL PROYECTO: DIFUNDIR LA POLÍTICA INTERNACIONAL DE VENEZUELA EN EL ÁMBITO MULTILATERAL Y DE INTEGRACIÓN EN MATERIA DE: POLÍTICA COMERCIAL, SOCIAL, DERECHOS HUMANOS, DEFENSA DE LA SOBERANÍA Y SEGURIDAD ALIMENTARIA

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 13

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060030001 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS REPRESENTACIONES MULTILATERALES PERMANENTES EN EL EXTERIOR Y DE LA OFICINA DE ASUNTOS MULTILATERALES Y DE INTEGRACIÓN

UNIDAD DE MEDIDA: ACCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS MULTILATERALES Y DE INTEGRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.000.000**	**0**	**0**	**0**	**0**	0	**8.000.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	8.000.000	0	0	0	0	0	8.000.000
407	02	01	00	Transferencias corrientes al exterior	8.000.000	0	0	0	0	0	8.000.000
407	02	01	04	Transferencias corrientes a organismos internacionales	8.000.000	0	0	0	0	0	8.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**8.000.000**	**0**	**0**	**0**	**0**	0	**8.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	8.000.000	0	0	0	0	0	8.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	8.000.000	0	0	0	0	0	8.000.000
				Totales	**16.000.000**	**0**	**0**	**0**	**0**	0	**16.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119164 060030000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS ORGANISMOS MULTILATERALES Y EN LOS FOROS DE DIÁLOGO Y CONCERTACIÓN POLÍTICA, PARTICULARMENTE EN MATERIA DE INTEGRACIÓN

OBJETIVO DEL PROYECTO: DIFUNDIR LA POLÍTICA INTERNACIONAL DE VENEZUELA EN EL ÁMBITO MULTILATERAL Y DE INTEGRACIÓN EN MATERIA DE: POLÍTICA COMERCIAL, SOCIAL, DERECHOS HUMANOS, DEFENSA DE LA SOBERANÍA Y SEGURIDAD ALIMENTARIA

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 13

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060030002 REALIZACIÓN DE JORNADAS DE REPRESENTACIÓN EN MATERIA DE POLÍTICA COMERCIAL, SOCIAL, DERECHOS HUMANOS, DEFENSA DE LA SOBERANÍA Y SEGURIDAD ALIMENTARIA

UNIDAD DE MEDIDA: JORNADA **META:** 8

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS MULTILATERALES Y DE INTEGRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
403	18	00	00	Impuestos indirectos	21.429	0	0	0	0	0	21.429
403	18	01	00	Impuesto al valor agregado	21.429	0	0	0	0	0	21.429
403	99	00	00	Otros servicios no personales	178.571	0	0	0	0	0	178.571
403	99	01	00	Otros servicios no personales	178.571	0	0	0	0	0	178.571
				Totales	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119164 060030000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS ORGANISMOS MULTILATERALES Y EN LOS FOROS DE DIÁLOGO Y CONCERTACIÓN POLÍTICA, PARTICULARMENTE EN MATERIA DE INTEGRACIÓN

OBJETIVO DEL PROYECTO: DIFUNDIR LA POLÍTICA INTERNACIONAL DE VENEZUELA EN EL ÁMBITO MULTILATERAL Y DE INTEGRACIÓN EN MATERIA DE: POLÍTICA COMERCIAL, SOCIAL, DERECHOS HUMANOS, DEFENSA DE LA SOBERANÍA Y SEGURIDAD ALIMENTARIA

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 13

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060030003 IMPLANTACIÓN DE UN SISTEMA DE CONTROL DE LOS ACUERDOS Y RESOLUCIONES MULTILATERALES Y DE INTEGRACIÓN

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS MULTILATERALES Y DE INTEGRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**54.000**	**0**	**0**	**0**	**0**	**0**	**54.000**
403	18	00	00	Impuestos indirectos	5.786	0	0	0	0	0	5.786
403	18	01	00	Impuesto al valor agregado	5.786	0	0	0	0	0	5.786
403	99	00	00	Otros servicios no personales	48.214	0	0	0	0	0	48.214
403	99	01	00	Otros servicios no personales	48.214	0	0	0	0	0	48.214
				Totales	**54.000**	**0**	**0**	**0**	**0**	**0**	**54.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119164 060030000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS ORGANISMOS MULTILATERALES Y EN LOS FOROS DE DIÁLOGO Y CONCERTACIÓN POLÍTICA, PARTICULARMENTE EN MATERIA DE INTEGRACIÓN

OBJETIVO DEL PROYECTO: DIFUNDIR LA POLÍTICA INTERNACIONAL DE VENEZUELA EN EL ÁMBITO MULTILATERAL Y DE INTEGRACIÓN EN MATERIA DE: POLÍTICA COMERCIAL, SOCIAL, DERECHOS HUMANOS, DEFENSA DE LA SOBERANÍA Y SEGURIDAD ALIMENTARIA

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 13

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060030004 ORGANIZACIÓN DE CUMBRES Y EVENTOS INTERNACIONALES DE ALTO NIVEL

UNIDAD DE MEDIDA: CUMBRES OFICIALES **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INGENIERÍA Y SERVICIOS GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
403	10	00	00	Servicios profesionales y técnicos	178.571	0	0	0	0	0	178.571
403	10	99	00	Otros servicios profesionales y técnicos	178.571	0	0	0	0	0	178.571
403	18	00	00	Impuestos indirectos	21.429	0	0	0	0	0	21.429
403	18	01	00	Impuesto al valor agregado	21.429	0	0	0	0	0	21.429
				Totales	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119099 060031000 CONSOLIDACIÓN Y FORTALECIMIENTO DE LA COOPERACIÓN INTERNACIONAL Y LAS RELACIONES ECONÓMICAS INTERNACIONALES COMO INSTRUMENTOS DE SOBERANÍA POLÍTICA Y PRODUCTIVA PARA LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO

OBJETIVO DEL PROYECTO: IMPULSAR LA COOPERACIÓN TÉCNICA Y FINANCIERA PARA GARANTIZAR LAS METAS DE LAS SUS PRIMERAS 6 LÍNEAS ESTRATÉGICAS DEL PLAN DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2007-2013.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**168.601**	**0**	**0**	**0**	**0**	**0**	**168.601**
401	01	00	00	Sueldos, salarios y otras retribuciones	168.601	0	0	0	0	0	168.601
401	01	18	00	Remuneraciones al personal contratado	168.601	0	0	0	0	0	168.601
403	**00**	**00**	**00**	**Servicios no personales**	**681.399**	**0**	**0**	**0**	**0**	**0**	**681.399**
403	01	00	00	Alquileres de inmuebles	10.000	0	0	0	0	0	10.000
403	01	01	00	Alquileres de edificios y locales	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	136.232	0	0	0	0	0	136.232
403	07	02	00	Imprenta y reproducción	71.232	0	0	0	0	0	71.232
403	07	03	00	Relaciones sociales	65.000	0	0	0	0	0	65.000
403	09	00	00	Viáticos y pasajes	147.730	0	0	0	0	0	147.730
403	09	01	00	Viáticos y pasajes dentro del país	87.730	0	0	0	0	0	87.730
403	09	02	00	Viáticos y pasajes fuera del país	60.000	0	0	0	0	0	60.000
403	10	00	00	Servicios profesionales y técnicos	282.808	0	0	0	0	0	282.808
403	10	07	00	Servicios de capacitación y adiestramiento	256.168	0	0	0	0	0	256.168
403	10	99	00	Otros servicios profesionales y técnicos	26.640	0	0	0	0	0	26.640
403	18	00	00	Impuestos indirectos	104.629	0	0	0	0	0	104.629
403	18	01	00	Impuesto al valor agregado	104.629	0	0	0	0	0	104.629
				Totales	**850.000**	**0**	**0**	**0**	**0**	**0**	**850.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119099 060031000 CONSOLIDACIÓN Y FORTALECIMIENTO DE LA COOPERACIÓN INTERNACIONAL Y LAS RELACIONES ECONÓMICAS INTERNACIONALES COMO INSTRUMENTOS DE SOBERANÍA POLÍTICA Y PRODUCTIVA PARA LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO

OBJETIVO DEL PROYECTO: IMPULSAR LA COOPERACIÓN TÉCNICA Y FINANCIERA PARA GARANTIZAR LAS METAS DE LAS SUS PRIMERAS 6 LÍNEAS ESTRATÉGICAS DEL PLAN DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2007-2013.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119099 060031000 CONSOLIDACIÓN Y FORTALECIMIENTO DE LA COOPERACIÓN INTERNACIONAL Y LAS RELACIONES ECONÓMICAS INTERNACIONALES COMO INSTRUMENTOS DE SOBERANÍA POLÍTICA Y PRODUCTIVA PARA LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO

OBJETIVO DEL PROYECTO: IMPULSAR LA COOPERACIÓN TÉCNICA Y FINANCIERA PARA GARANTIZAR LAS METAS DE LAS SUS PRIMERAS 6 LÍNEAS ESTRATÉGICAS DEL PLAN DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2007-2013.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060031001 EJECUCIÓN DE ACTUACIONES OPERATIVAS DEL DESPACHO DE VICEMINISTRO PARA ECONOMÍA Y COOPERACIÓN INTERNACIONAL

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO PARA ECONOMÍA Y COOPERACIÓN INTERNACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	20.000	0	0	0	0	0	20.000
401	01	18	00	Remuneraciones al personal contratado	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**180.000**	**0**	**0**	**0**	**0**	**0**	**180.000**
403	01	00	00	Alquileres de inmuebles	10.000	0	0	0	0	0	10.000
403	01	01	00	Alquileres de edificios y locales	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	40.000	0	0	0	0	0	40.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	07	03	00	Relaciones sociales	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	90.000	0	0	0	0	0	90.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
403	09	02	00	Viáticos y pasajes fuera del país	30.000	0	0	0	0	0	30.000
403	10	00	00	Servicios profesionales y técnicos	26.640	0	0	0	0	0	26.640
403	10	99	00	Otros servicios profesionales y técnicos	26.640	0	0	0	0	0	26.640
403	18	00	00	Impuestos indirectos	13.360	0	0	0	0	0	13.360
403	18	01	00	Impuesto al valor agregado	13.360	0	0	0	0	0	13.360
				Totales	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119099 060031000 CONSOLIDACIÓN Y FORTALECIMIENTO DE LA COOPERACIÓN INTERNACIONAL Y LAS RELACIONES ECONÓMICAS INTERNACIONALES COMO INSTRUMENTOS DE SOBERANÍA POLÍTICA Y PRODUCTIVA PARA LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO

OBJETIVO DEL PROYECTO: IMPULSAR LA COOPERACIÓN TÉCNICA Y FINANCIERA PARA GARANTIZAR LAS METAS DE LAS SUS PRIMERAS 6 LÍNEAS ESTRATÉGICAS DEL PLAN DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2007-2013.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060031002 REALIZACIÓN DE CURSOS DE INSTRUMENTOS DE COOPERACIÓN INTERNACIONAL Y NEGOCIACIONES INTERNACIONALES A FUNCIONARIOS DEL MPPRE EN EL SERVICIO EXTERIOR

UNIDAD DE MEDIDA: CURSO **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO PARA ECONOMÍA Y COOPERACIÓN INTERNACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**70.000**	**0**	**0**	**0**	**0**	**0**	**70.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	70.000	0	0	0	0	0	70.000
401	01	18	00	Remuneraciones al personal contratado	70.000	0	0	0	0	0	70.000
403	**00**	**00**	**00**	**Servicios no personales**	**180.000**	**0**	**0**	**0**	**0**	**0**	**180.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	15.000	0	0	0	0	0	15.000
403	10	00	00	Servicios profesionales y técnicos	130.033	0	0	0	0	0	130.033
403	10	07	00	Servicios de capacitación y adiestramiento	130.033	0	0	0	0	0	130.033
403	18	00	00	Impuestos indirectos	34.967	0	0	0	0	0	34.967
403	18	01	00	Impuesto al valor agregado	34.967	0	0	0	0	0	34.967
				Totales	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119099 060031000 CONSOLIDACIÓN Y FORTALECIMIENTO DE LA COOPERACIÓN INTERNACIONAL Y LAS RELACIONES ECONÓMICAS INTERNACIONALES COMO INSTRUMENTOS DE SOBERANÍA POLÍTICA Y PRODUCTIVA PARA LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO

OBJETIVO DEL PROYECTO: IMPULSAR LA COOPERACIÓN TÉCNICA Y FINANCIERA PARA GARANTIZAR LAS METAS DE LAS SUS PRIMERAS 6 LÍNEAS ESTRATÉGICAS DEL PLAN DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2007-2013.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060031003 PROGRAMACIÓN DE NUEVOS MÓDULOS DEL SISTEMA DE AUTOMATIZACIÓN DE APOYO A LA COOPERACIÓN Y NEGOCIACIONES INTERNACIONALES.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO PARA ECONOMÍA Y COOPERACIÓN INTERNACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.601**	**0**	**0**	**0**	**0**	0	**8.601**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.601	0	0	0	0	0	8.601
401	01	18	00	Remuneraciones al personal contratado	8.601	0	0	0	0	0	8.601
403	**00**	**00**	**00**	**Servicios no personales**	**1.399**	**0**	**0**	**0**	**0**	0	**1.399**
403	18	00	00	Impuestos indirectos	1.399	0	0	0	0	0	1.399
403	18	01	00	Impuesto al valor agregado	1.399	0	0	0	0	0	1.399
				Totales	**10.000**	**0**	**0**	**0**	**0**	0	**10.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119099 060031000 CONSOLIDACIÓN Y FORTALECIMIENTO DE LA COOPERACIÓN INTERNACIONAL Y LAS RELACIONES ECONÓMICAS INTERNACIONALES COMO INSTRUMENTOS DE SOBERANÍA POLÍTICA Y PRODUCTIVA PARA LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO

OBJETIVO DEL PROYECTO: IMPULSAR LA COOPERACIÓN TÉCNICA Y FINANCIERA PARA GARANTIZAR LAS METAS DE LAS SUS PRIMERAS 6 LÍNEAS ESTRATÉGICAS DEL PLAN DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2007-2013.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060031004 PUBLICACIÓN Y DIVULGACIÓN DE ESTUDIO Y ANÁLISIS SOBRE INDICADORES SOCIOECONÓMICOS

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO PARA ECONOMÍA Y COOPERACIÓN INTERNACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**60.000**	0	0	0	0	0	**60.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	51.232	0	0	0	0	0	51.232
403	07	02	00	Imprenta y reproducción	51.232	0	0	0	0	0	51.232
403	18	00	00	Impuestos indirectos	8.768	0	0	0	0	0	8.768
403	18	01	00	Impuesto al valor agregado	8.768	0	0	0	0	0	8.768
				Totales	**60.000**	**0**	**0**	**0**	**0**	**0**	**60.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119099 060031000 CONSOLIDACIÓN Y FORTALECIMIENTO DE LA COOPERACIÓN INTERNACIONAL Y LAS RELACIONES ECONÓMICAS INTERNACIONALES COMO INSTRUMENTOS DE SOBERANÍA POLÍTICA Y PRODUCTIVA PARA LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO

OBJETIVO DEL PROYECTO: IMPULSAR LA COOPERACIÓN TÉCNICA Y FINANCIERA PARA GARANTIZAR LAS METAS DE LAS SUS PRIMERAS 6 LÍNEAS ESTRATÉGICAS DEL PLAN DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2007-2013.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060031005 REALIZACIÓN DE TALLERES DE SEGUIMIENTO Y EVALUACIÓN DE LA COOPERACIÓN INTERNACIONAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO LA INSPECCIÓN DE PROYECTOS IN SITU PARA GARANTIZAR SU CORRECTA EJECUCIÓN.

UNIDAD DE MEDIDA: TALLER **META:** 23

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO PARA ECONOMÍA Y COOPERACIÓN INTERNACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**70.000**	**0**	**0**	**0**	**0**	**0**	**70.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	70.000	0	0	0	0	0	70.000
401	01	18	00	Remuneraciones al personal contratado	70.000	0	0	0	0	0	70.000
403	**00**	**00**	**00**	**Servicios no personales**	**260.000**	**0**	**0**	**0**	**0**	**0**	**260.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.000	0	0	0	0	0	30.000
403	07	03	00	Relaciones sociales	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	57.730	0	0	0	0	0	57.730
403	09	01	00	Viáticos y pasajes dentro del país	27.730	0	0	0	0	0	27.730
403	09	02	00	Viáticos y pasajes fuera del país	30.000	0	0	0	0	0	30.000
403	10	00	00	Servicios profesionales y técnicos	126.135	0	0	0	0	0	126.135
403	10	07	00	Servicios de capacitación y adiestramiento	126.135	0	0	0	0	0	126.135
403	18	00	00	Impuestos indirectos	46.135	0	0	0	0	0	46.135
403	18	01	00	Impuesto al valor agregado	46.135	0	0	0	0	0	46.135
				Totales	**330.000**	**0**	**0**	**0**	**0**	**0**	**330.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN

META: 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**383.480.384**	**0**	**0**	**0**	**0**	**0**	**383.480.384**
401	01	00	00	Sueldos, salarios y otras retribuciones	152.211.022	0	0	0	0	0	152.211.022
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	19.911.200	0	0	0	0	0	19.911.200
401	01	18	00	Remuneraciones al personal contratado	132.299.822	0	0	0	0	0	132.299.822
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	951.300	0	0	0	0	0	951.300
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	951.300	0	0	0	0	0	951.300
401	03	00	00	Primas	120.930.865	0	0	0	0	0	120.930.865
401	03	01	00	Primas por mérito a empleados	349.700	0	0	0	0	0	349.700
401	03	04	00	Primas por hijos a empleados	1.535.840	0	0	0	0	0	1.535.840
401	03	08	00	Primas de profesionalización a empleados	458.982	0	0	0	0	0	458.982
401	03	09	00	Primas por antigüedad a empleados	633.323	0	0	0	0	0	633.323
401	03	11	00	Primas al personal en servicio en el exterior	117.953.020	0	0	0	0	0	117.953.020
401	04	00	00	Complementos de sueldos y salarios	10.713.950	0	0	0	0	0	10.713.950
401	04	09	00	Bono compensatorio de transporte a empleados	98.805	0	0	0	0	0	98.805
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.261.587	0	0	0	0	0	2.261.587
401	04	25	00	Complemento al personal contratado por gastos de alimentación	64.209	0	0	0	0	0	64.209
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.554.818	0	0	0	0	0	2.554.818
401	04	27	00	Bono compensatorio de transporte al personal contratado	2.417.847	0	0	0	0	0	2.417.847
401	04	98	00	Otros complementos al personal contratado	3.316.684	0	0	0	0	0	3.316.684
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	17.605.635	0	0	0	0	0	17.605.635
401	05	03	00	Bono vacacional a empleados	4.110.000	0	0	0	0	0	4.110.000
401	05	07	00	Aguinaldos al personal contratado	10.122.241	0	0	0	0	0	10.122.241
401	05	08	00	Bono vacacional al personal contratado	3.373.394	0	0	0	0	0	3.373.394
401	06	00	00	Aportes patronales y legales	26.701.268	0	0	0	0	0	26.701.268
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.396.072	0	0	0	0	0	2.396.072
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.123.508	0	0	0	0	0	1.123.508
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	610.688	0	0	0	0	0	610.688
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	682.898	0	0	0	0	0	682.898

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	21.888.102	0	0	0	0	0	21.888.102
401	07	00	00	Asistencia socio-económica	46.686.135	0	0	0	0	0	46.686.135
401	07	03	00	Ayudas por matrimonio a empleados	30.650	0	0	0	0	0	30.650
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.157.500	0	0	0	0	0	3.157.500
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	34.713.368	0	0	0	0	0	34.713.368
401	07	33	00	Asistencia socio-económica al personal contratado	7.562.671	0	0	0	0	0	7.562.671
401	07	96	00	Otras subvenciones a empleados	1.221.946	0	0	0	0	0	1.221.946
401	08	00	00	Prestaciones sociales e indemnizaciones	7.680.209	0	0	0	0	0	7.680.209
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	3.814.600	0	0	0	0	0	3.814.600
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.865.609	0	0	0	0	0	3.865.609
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**45.417.497**	**0**	**0**	**0**	**0**	**0**	**45.417.497**
402	01	00	00	Productos alimenticios y agropecuarios	8.803.787	0	0	0	0	0	8.803.787
402	01	01	00	Alimentos y bebidas para personas	8.631.523	0	0	0	0	0	8.631.523
402	01	02	00	Alimentos para animales	23.556	0	0	0	0	0	23.556
402	01	03	00	Productos agrícolas y pecuarios	148.708	0	0	0	0	0	148.708
402	02	00	00	Productos de minas, canteras y yacimientos	13.151	0	0	0	0	0	13.151
402	02	01	00	Carbón mineral	3.103	0	0	0	0	0	3.103
402	02	02	00	Petróleo crudo y gas natural	516	0	0	0	0	0	516
402	02	05	00	Piedra, arcilla, arena y tierra	4.205	0	0	0	0	0	4.205
402	02	07	00	Sal para uso industrial	5.327	0	0	0	0	0	5.327
402	03	00	00	Textiles y vestuarios	3.037.142	0	0	0	0	0	3.037.142
402	03	01	00	Textiles	1.102.423	0	0	0	0	0	1.102.423
402	03	02	00	Prendas de vestir	1.607.381	0	0	0	0	0	1.607.381
402	03	03	00	Calzados	320.190	0	0	0	0	0	320.190
402	03	99	00	Otros productos textiles y vestuarios	7.148	0	0	0	0	0	7.148
402	04	00	00	Productos de cuero y caucho	1.055.341	0	0	0	0	0	1.055.341
402	04	02	00	Productos de cuero y sucedáneos del cuero	12.246	0	0	0	0	0	12.246
402	04	03	00	Cauchos y tripas para vehículos	1.043.095	0	0	0	0	0	1.043.095

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN

META: 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	5.773.096	0	0	0	0	0	5.773.096
402	05	01	00	Pulpa de madera, papel y cartón	820.953	0	0	0	0	0	820.953
402	05	02	00	Envases y cajas de papel y cartón	169.605	0	0	0	0	0	169.605
402	05	03	00	Productos de papel y cartón para oficina	2.816.304	0	0	0	0	0	2.816.304
402	05	04	00	Libros, revistas y periódicos	1.192.693	0	0	0	0	0	1.192.693
402	05	05	00	Material de enseñanza	132.694	0	0	0	0	0	132.694
402	05	06	00	Productos de papel y cartón para computación	99.034	0	0	0	0	0	99.034
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	523.382	0	0	0	0	0	523.382
402	05	99	00	Otros productos de pulpa, papel y cartón	18.431	0	0	0	0	0	18.431
402	06	00	00	Productos químicos y derivados	11.202.843	0	0	0	0	0	11.202.843
402	06	01	00	Sustancias químicas y de uso industrial	27.907	0	0	0	0	0	27.907
402	06	02	00	Abonos, plaguicidas y otros	132.318	0	0	0	0	0	132.318
402	06	03	00	Tintas, pinturas y colorantes	970.340	0	0	0	0	0	970.340
402	06	04	00	Productos farmacéuticos y medicamentos	127.575	0	0	0	0	0	127.575
402	06	05	00	Productos de tocador	43.671	0	0	0	0	0	43.671
402	06	06	00	Combustibles y lubricantes	9.579.223	0	0	0	0	0	9.579.223
402	06	08	00	Productos plásticos	305.293	0	0	0	0	0	305.293
402	06	99	00	Otros productos de la industria química y conexos	16.516	0	0	0	0	0	16.516
402	07	00	00	Productos minerales no metálicos	235.259	0	0	0	0	0	235.259
402	07	01	00	Productos de barro, loza y porcelana	87.821	0	0	0	0	0	87.821
402	07	02	00	Vidrios y productos de vidrio	112.416	0	0	0	0	0	112.416
402	07	03	00	Productos de arcilla para construcción	1.483	0	0	0	0	0	1.483
402	07	04	00	Cemento, cal y yeso	31.761	0	0	0	0	0	31.761
402	07	99	00	Otros productos minerales no metálicos	1.778	0	0	0	0	0	1.778
402	08	00	00	Productos metálicos	1.537.830	0	0	0	0	0	1.537.830
402	08	01	00	Productos primarios de hierro y acero	3.912	0	0	0	0	0	3.912
402	08	02	00	Productos de metales no ferrosos	5.230	0	0	0	0	0	5.230
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	289.578	0	0	0	0	0	289.578
402	08	04	00	Productos metálicos estructurales	8.477	0	0	0	0	0	8.477

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	07	00	Material de señalamiento	15.789	0	0	0	0	0	15.789
402	08	08	00	Material de educación	458	0	0	0	0	0	458
402	08	09	00	Repuestos y accesorios para equipos de transporte	989.236	0	0	0	0	0	989.236
402	08	10	00	Repuestos y accesorios para otros equipos	208.075	0	0	0	0	0	208.075
402	08	99	00	Otros productos metálicos	17.075	0	0	0	0	0	17.075
402	09	00	00	Productos de madera	23.960	0	0	0	0	0	23.960
402	09	01	00	Productos primarios de madera	6.371	0	0	0	0	0	6.371
402	09	02	00	Muebles y accesorios de madera para edificaciones	9.254	0	0	0	0	0	9.254
402	09	99	00	Otros productos de madera	8.335	0	0	0	0	0	8.335
402	10	00	00	Productos varios y útiles diversos	9.463.758	0	0	0	0	0	9.463.758
402	10	01	00	Artículos de deporte, recreación y juguetes	131.590	0	0	0	0	0	131.590
402	10	02	00	Materiales y útiles de limpieza y aseo	1.495.025	0	0	0	0	0	1.495.025
402	10	03	00	Utensilios de cocina y comedor	531.844	0	0	0	0	0	531.844
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.951	0	0	0	0	0	1.951
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.408.223	0	0	0	0	0	1.408.223
402	10	06	00	Condecoraciones, ofrendas y similares	1.632.768	0	0	0	0	0	1.632.768
402	10	07	00	Productos de seguridad en el trabajo	53.131	0	0	0	0	0	53.131
402	10	08	00	Materiales para equipos de computación	2.687.260	0	0	0	0	0	2.687.260
402	10	09	00	Especies timbradas y valores	147.335	0	0	0	0	0	147.335
402	10	10	00	Útiles religiosos	2.237	0	0	0	0	0	2.237
402	10	11	00	Materiales eléctricos	637.109	0	0	0	0	0	637.109
402	10	12	00	Materiales para instalaciones sanitarias	182.340	0	0	0	0	0	182.340
402	10	13	00	Materiales fotográficos	46.558	0	0	0	0	0	46.558
402	10	99	00	Otros productos y útiles diversos	506.387	0	0	0	0	0	506.387
402	99	00	00	Otros materiales y suministros	4.271.330	0	0	0	0	0	4.271.330
402	99	01	00	Otros materiales y suministros	4.271.330	0	0	0	0	0	4.271.330
403	**00**	**00**	**00**	**Servicios no personales**	**205.734.342**	**0**	**0**	**0**	**0**	**0**	**205.734.342**
403	01	00	00	Alquileres de inmuebles	94.425.710	0	0	0	0	0	94.425.710
403	01	01	00	Alquileres de edificios y locales	94.185.655	0	0	0	0	0	94.185.655

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	02	00	Alquileres de instalaciones culturales y recreativas	240.055	0	0	0	0	0	240.055
403	02	00	00	Alquileres de maquinaria y equipos	6.563.776	0	0	0	0	0	6.563.776
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	2.391	0	0	0	0	0	2.391
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	4.196.300	0	0	0	0	0	4.196.300
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	715.928	0	0	0	0	0	715.928
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	115.223	0	0	0	0	0	115.223
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	1.408.209	0	0	0	0	0	1.408.209
403	02	99	00	Alquileres de otras maquinaria y equipos	125.725	0	0	0	0	0	125.725
403	03	00	00	Derechos sobre bienes intangibles	29.884	0	0	0	0	0	29.884
403	03	03	00	Paquetes y programas de computación	29.884	0	0	0	0	0	29.884
403	04	00	00	Servicios básicos	37.431.316	0	0	0	0	0	37.431.316
403	04	01	00	Electricidad	10.140.585	0	0	0	0	0	10.140.585
403	04	02	00	Gas	1.844.055	0	0	0	0	0	1.844.055
403	04	03	00	Agua	2.370.078	0	0	0	0	0	2.370.078
403	04	04	00	Teléfonos	11.441.044	0	0	0	0	0	11.441.044
403	04	05	00	Servicio de comunicaciones	7.378.438	0	0	0	0	0	7.378.438
403	04	06	00	Servicio de aseo urbano y domiciliario	637.274	0	0	0	0	0	637.274
403	04	07	00	Servicio de condominio	3.619.842	0	0	0	0	0	3.619.842
403	06	00	00	Servicios de transporte y almacenaje	4.048.791	0	0	0	0	0	4.048.791
403	06	01	00	Fletes y embalajes	2.752.060	0	0	0	0	0	2.752.060
403	06	02	00	Almacenaje	66.484	0	0	0	0	0	66.484
403	06	03	00	Estacionamiento	758.976	0	0	0	0	0	758.976
403	06	04	00	Peaje	246.099	0	0	0	0	0	246.099
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	225.172	0	0	0	0	0	225.172
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.979.294	0	0	0	0	0	10.979.294
403	07	01	00	Publicidad y propaganda	867.098	0	0	0	0	0	867.098
403	07	02	00	Imprenta y reproducción	2.989.960	0	0	0	0	0	2.989.960
403	07	03	00	Relaciones sociales	6.249.929	0	0	0	0	0	6.249.929
403	07	04	00	Avisos	872.307	0	0	0	0	0	872.307

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.859.409	0	0	0	0	0	7.859.409
403	08	01	00	Primas y gastos de seguros	6.750.238	0	0	0	0	0	6.750.238
403	08	02	00	Comisiones y gastos bancarios	1.097.503	0	0	0	0	0	1.097.503
403	08	03	00	Comisiones y gastos de adquisición de seguros	11.668	0	0	0	0	0	11.668
403	09	00	00	Viáticos y pasajes	10.442.608	0	0	0	0	0	10.442.608
403	09	01	00	Viáticos y pasajes dentro del país	23.650	0	0	0	0	0	23.650
403	09	02	00	Viáticos y pasajes fuera del país	10.418.958	0	0	0	0	0	10.418.958
403	10	00	00	Servicios profesionales y técnicos	12.918.177	0	0	0	0	0	12.918.177
403	10	01	00	Servicios jurídicos	1.657.627	0	0	0	0	0	1.657.627
403	10	02	00	Servicios de contabilidad y auditoría	217.799	0	0	0	0	0	217.799
403	10	03	00	Servicios de procesamiento de datos	850.956	0	0	0	0	0	850.956
403	10	06	00	Servicios de veterinaria	20.764	0	0	0	0	0	20.764
403	10	07	00	Servicios de capacitación y adiestramiento	329.738	0	0	0	0	0	329.738
403	10	09	00	Servicios de lavandería y tintorería	343.927	0	0	0	0	0	343.927
403	10	10	00	Servicios de vigilancia	5.730.898	0	0	0	0	0	5.730.898
403	10	99	00	Otros servicios profesionales y técnicos	3.766.468	0	0	0	0	0	3.766.468
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.809.840	0	0	0	0	0	6.809.840
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	125.077	0	0	0	0	0	125.077
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.894.545	0	0	0	0	0	2.894.545
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	615.256	0	0	0	0	0	615.256
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	22.397	0	0	0	0	0	22.397
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.616.299	0	0	0	0	0	2.616.299
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	536.266	0	0	0	0	0	536.266
403	12	00	00	Conservación y reparaciones menores de obras	12.277.805	0	0	0	0	0	12.277.805
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	12.214.944	0	0	0	0	0	12.214.944
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	62.861	0	0	0	0	0	62.861
403	15	00	00	Servicios fiscales	329.050	0	0	0	0	0	329.050
403	15	01	00	Derechos de importación y servicios aduaneros	11.820	0	0	0	0	0	11.820

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	15	02	00	Tasas y otros derechos obligatorios	174.335	0	0	0	0	0	174.335
403	15	99	00	Otros servicios fiscales	142.895	0	0	0	0	0	142.895
403	16	00	00	Servicios de diversión, esparcimiento y culturales	282.517	0	0	0	0	0	282.517
403	16	01	00	Servicios de diversión, esparcimiento y culturales	282.517	0	0	0	0	0	282.517
403	18	00	00	Impuestos indirectos	13.073	0	0	0	0	0	13.073
403	18	99	00	Otros impuestos indirectos	13.073	0	0	0	0	0	13.073
403	99	00	00	Otros servicios no personales	1.323.092	0	0	0	0	0	1.323.092
403	99	01	00	Otros servicios no personales	1.323.092	0	0	0	0	0	1.323.092
404	**00**	**00**	**00**	**Activos reales**	**5.239.547**	**0**	**0**	**0**	**0**	**0**	**5.239.547**
404	01	00	00	Repuestos y reparaciones mayores	19.933	0	0	0	0	0	19.933
404	01	01	00	Repuestos mayores	16.624	0	0	0	0	0	16.624
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	7.883	0	0	0	0	0	7.883
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	8.741	0	0	0	0	0	8.741
404	01	02	00	Reparaciones mayores de maquinaria y equipos	3.309	0	0	0	0	0	3.309
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	3.309	0	0	0	0	0	3.309
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	372.609	0	0	0	0	0	372.609
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	2.408	0	0	0	0	0	2.408
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	163.337	0	0	0	0	0	163.337
404	03	06	00	Maquinaria y equipos de energía	206.864	0	0	0	0	0	206.864
404	04	00	00	Equipos de transporte, tracción y elevación	20.519	0	0	0	0	0	20.519
404	04	01	00	Vehículos automotores terrestres	19.350	0	0	0	0	0	19.350
404	04	05	00	Vehículos de tracción no motorizados	1.169	0	0	0	0	0	1.169
404	05	00	00	Equipos de comunicaciones y de señalamiento	564.105	0	0	0	0	0	564.105
404	05	01	00	Equipos de telecomunicaciones	556.795	0	0	0	0	0	556.795
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	7.310	0	0	0	0	0	7.310
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	249.872	0	0	0	0	0	249.872
404	07	02	00	Equipos de enseñanza, deporte y recreación	189.672	0	0	0	0	0	189.672
404	07	06	00	Instrumentos musicales y equipos de audio	60.200	0	0	0	0	0	60.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN

META: 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.667.741	0	0	0	0	0	3.667.741
404	09	01	00	Mobiliario y equipos de oficina	1.117.339	0	0	0	0	0	1.117.339
404	09	02	00	Equipos de computación	1.449.329	0	0	0	0	0	1.449.329
404	09	03	00	Mobiliario y equipos de alojamiento	1.069.579	0	0	0	0	0	1.069.579
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	31.494	0	0	0	0	0	31.494
404	12	00	00	Activos intangibles	344.768	0	0	0	0	0	344.768
404	12	04	00	Paquetes y programas de computación	344.768	0	0	0	0	0	344.768
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.861.938**	**0**	**0**	**0**	**0**	**0**	**2.861.938**
407	01	00	00	Transferencias y donaciones corrientes internas	48.026	0	0	0	0	0	48.026
407	01	02	00	Donaciones corrientes internas al sector privado	48.026	0	0	0	0	0	48.026
407	01	02	01	Donaciones corrientes a personas	48.026	0	0	0	0	0	48.026
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.813.912	0	0	0	0	0	2.813.912
407	02	02	00	Donaciones corrientes al exterior	2.813.912	0	0	0	0	0	2.813.912
407	02	02	01	Donaciones corrientes a personas	2.813.912	0	0	0	0	0	2.813.912
				Totales	**642.733.708**	**0**	**0**	**0**	**0**	**0**	**642.733.708**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN

META: 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032001 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN AMÉRICA DEL NORTE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 60

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**83.685.616**	0	0	0	0	0	**83.685.616**
401	01	00	00	Sueldos, salarios y otras retribuciones	21.571.441	0	0	0	0	0	21.571.441
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.808.000	0	0	0	0	0	2.808.000
401	01	18	00	Remuneraciones al personal contratado	18.763.441	0	0	0	0	0	18.763.441
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	100.000	0	0	0	0	0	100.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	100.000	0	0	0	0	0	100.000
401	03	00	00	Primas	17.714.800	0	0	0	0	0	17.714.800
401	03	01	00	Primas por mérito a empleados	75.200	0	0	0	0	0	75.200
401	03	04	00	Primas por hijos a empleados	265.500	0	0	0	0	0	265.500
401	03	08	00	Primas de profesionalización a empleados	75.600	0	0	0	0	0	75.600
401	03	09	00	Primas por antigüedad a empleados	98.500	0	0	0	0	0	98.500
401	03	11	00	Primas al personal en servicio en el exterior	17.200.000	0	0	0	0	0	17.200.000
401	04	00	00	Complementos de sueldos y salarios	1.096.843	0	0	0	0	0	1.096.843
401	04	09	00	Bono compensatorio de transporte a empleados	15.925	0	0	0	0	0	15.925
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	332.559	0	0	0	0	0	332.559
401	04	25	00	Complemento al personal contratado por gastos de alimentación	6.880	0	0	0	0	0	6.880
401	04	27	00	Bono compensatorio de transporte al personal contratado	452.066	0	0	0	0	0	452.066
401	04	98	00	Otros complementos al personal contratado	289.413	0	0	0	0	0	289.413
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	822.229	0	0	0	0	0	822.229
401	05	03	00	Bono vacacional a empleados	600.000	0	0	0	0	0	600.000
401	05	07	00	Aguinaldos al personal contratado	64.611	0	0	0	0	0	64.611
401	05	08	00	Bono vacacional al personal contratado	157.618	0	0	0	0	0	157.618
401	06	00	00	Aportes patronales y legales	849.449	0	0	0	0	0	849.449
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	237.473	0	0	0	0	0	237.473

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032001 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN AMÉRICA DEL NORTE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 60

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	161.132	0	0	0	0	0	161.132
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	103.895	0	0	0	0	0	103.895
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	90.632	0	0	0	0	0	90.632
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	256.317	0	0	0	0	0	256.317
401	07	00	00	Asistencia socio-económica	40.458.340	0	0	0	0	0	40.458.340
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	560.000	0	0	0	0	0	560.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	34.713.368	0	0	0	0	0	34.713.368
401	07	33	00	Asistencia socio-económica al personal contratado	4.844.941	0	0	0	0	0	4.844.941
401	07	96	00	Otras subvenciones a empleados	340.031	0	0	0	0	0	340.031
401	08	00	00	Prestaciones sociales e indemnizaciones	1.072.514	0	0	0	0	0	1.072.514
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	860.000	0	0	0	0	0	860.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	212.514	0	0	0	0	0	212.514
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.647.011**	**0**	**0**	**0**	**0**	**0**	**3.647.011**
402	01	00	00	Productos alimenticios y agropecuarios	717.478	0	0	0	0	0	717.478
402	01	01	00	Alimentos y bebidas para personas	690.639	0	0	0	0	0	690.639
402	01	03	00	Productos agrícolas y pecuarios	26.839	0	0	0	0	0	26.839
402	02	00	00	Productos de minas, canteras y yacimientos	4.300	0	0	0	0	0	4.300
402	02	07	00	Sal para uso industrial	4.300	0	0	0	0	0	4.300
402	03	00	00	Textiles y vestuarios	416.268	0	0	0	0	0	416.268
402	03	01	00	Textiles	130.083	0	0	0	0	0	130.083
402	03	02	00	Prendas de vestir	259.802	0	0	0	0	0	259.802
402	03	03	00	Calzados	26.383	0	0	0	0	0	26.383
402	04	00	00	Productos de cuero y caucho	46.656	0	0	0	0	0	46.656
402	04	03	00	Cauchos y tripas para vehículos	46.656	0	0	0	0	0	46.656

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032001 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN AMÉRICA DEL NORTE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 60

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	421.748	0	0	0	0	0	421.748
402	05	01	00	Pulpa de madera, papel y cartón	67.767	0	0	0	0	0	67.767
402	05	02	00	Envases y cajas de papel y cartón	45.304	0	0	0	0	0	45.304
402	05	03	00	Productos de papel y cartón para oficina	154.801	0	0	0	0	0	154.801
402	05	04	00	Libros, revistas y periódicos	131.838	0	0	0	0	0	131.838
402	05	06	00	Productos de papel y cartón para computación	1.333	0	0	0	0	0	1.333
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.705	0	0	0	0	0	20.705
402	06	00	00	Productos químicos y derivados	988.306	0	0	0	0	0	988.306
402	06	02	00	Abonos, plaguicidas y otros	1.548	0	0	0	0	0	1.548
402	06	03	00	Tintas, pinturas y colorantes	126.783	0	0	0	0	0	126.783
402	06	04	00	Productos farmacéuticos y medicamentos	12.595	0	0	0	0	0	12.595
402	06	05	00	Productos de tocador	2.079	0	0	0	0	0	2.079
402	06	06	00	Combustibles y lubricantes	796.412	0	0	0	0	0	796.412
402	06	08	00	Productos plásticos	48.889	0	0	0	0	0	48.889
402	07	00	00	Productos minerales no metálicos	2.795	0	0	0	0	0	2.795
402	07	02	00	Vidrios y productos de vidrio	2.795	0	0	0	0	0	2.795
402	08	00	00	Productos metálicos	87.220	0	0	0	0	0	87.220
402	08	02	00	Productos de metales no ferrosos	4.063	0	0	0	0	0	4.063
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	56.768	0	0	0	0	0	56.768
402	08	09	00	Repuestos y accesorios para equipos de transporte	17.688	0	0	0	0	0	17.688
402	08	10	00	Repuestos y accesorios para otros equipos	8.701	0	0	0	0	0	8.701
402	10	00	00	Productos varios y útiles diversos	918.438	0	0	0	0	0	918.438
402	10	01	00	Artículos de deporte, recreación y juguetes	1.634	0	0	0	0	0	1.634
402	10	02	00	Materiales y útiles de limpieza y aseo	108.457	0	0	0	0	0	108.457

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032001 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN AMÉRICA DEL NORTE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 60

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	65.119	0	0	0	0	0	65.119
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	473	0	0	0	0	0	473
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	201.849	0	0	0	0	0	201.849
402	10	06	00	Condecoraciones, ofrendas y similares	71.009	0	0	0	0	0	71.009
402	10	07	00	Productos de seguridad en el trabajo	3.036	0	0	0	0	0	3.036
402	10	08	00	Materiales para equipos de computación	287.298	0	0	0	0	0	287.298
402	10	09	00	Especies timbradas y valores	42.353	0	0	0	0	0	42.353
402	10	11	00	Materiales eléctricos	60.384	0	0	0	0	0	60.384
402	10	12	00	Materiales para instalaciones sanitarias	27.004	0	0	0	0	0	27.004
402	10	13	00	Materiales fotográficos	644	0	0	0	0	0	644
402	10	99	00	Otros productos y útiles diversos	49.178	0	0	0	0	0	49.178
402	99	00	00	Otros materiales y suministros	43.802	0	0	0	0	0	43.802
402	99	01	00	Otros materiales y suministros	43.802	0	0	0	0	0	43.802
403	**00**	**00**	**00**	**Servicios no personales**	**19.666.929**	**0**	**0**	**0**	**0**	**0**	**19.666.929**
403	01	00	00	Alquileres de inmuebles	5.195.309	0	0	0	0	0	5.195.309
403	01	01	00	Alquileres de edificios y locales	5.195.309	0	0	0	0	0	5.195.309
403	02	00	00	Alquileres de maquinaria y equipos	1.624.900	0	0	0	0	0	1.624.900
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	911.775	0	0	0	0	0	911.775
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	188.861	0	0	0	0	0	188.861
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	31.067	0	0	0	0	0	31.067
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	445.226	0	0	0	0	0	445.226
403	02	99	00	Alquileres de otras maquinaria y equipos	47.971	0	0	0	0	0	47.971
403	03	00	00	Derechos sobre bienes intangibles	3.440	0	0	0	0	0	3.440
403	03	03	00	Paquetes y programas de computación	3.440	0	0	0	0	0	3.440

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032001 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN AMÉRICA DEL NORTE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 60

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	00	00	Servicios básicos	4.443.658	0	0	0	0	0	4.443.658
403	04	01	00	Electricidad	1.401.311	0	0	0	0	0	1.401.311
403	04	02	00	Gas	399.508	0	0	0	0	0	399.508
403	04	03	00	Agua	277.602	0	0	0	0	0	277.602
403	04	04	00	Teléfonos	1.498.237	0	0	0	0	0	1.498.237
403	04	05	00	Servicio de comunicaciones	747.890	0	0	0	0	0	747.890
403	04	06	00	Servicio de aseo urbano y domiciliario	73.960	0	0	0	0	0	73.960
403	04	07	00	Servicio de condominio	45.150	0	0	0	0	0	45.150
403	06	00	00	Servicios de transporte y almacenaje	458.003	0	0	0	0	0	458.003
403	06	01	00	Fletes y embalajes	245.469	0	0	0	0	0	245.469
403	06	03	00	Estacionamiento	184.756	0	0	0	0	0	184.756
403	06	04	00	Peaje	27.778	0	0	0	0	0	27.778
403	07	00	00	Servicios de información, impresión y relaciones públicas	860.036	0	0	0	0	0	860.036
403	07	01	00	Publicidad y propaganda	116.818	0	0	0	0	0	116.818
403	07	02	00	Imprenta y reproducción	279.230	0	0	0	0	0	279.230
403	07	03	00	Relaciones sociales	363.109	0	0	0	0	0	363.109
403	07	04	00	Avisos	100.879	0	0	0	0	0	100.879
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.217.752	0	0	0	0	0	1.217.752
403	08	01	00	Primas y gastos de seguros	1.100.443	0	0	0	0	0	1.100.443
403	08	02	00	Comisiones y gastos bancarios	117.309	0	0	0	0	0	117.309
403	09	00	00	Viáticos y pasajes	1.228.671	0	0	0	0	0	1.228.671
403	09	01	00	Viáticos y pasajes dentro del país	23.650	0	0	0	0	0	23.650
403	09	02	00	Viáticos y pasajes fuera del país	1.205.021	0	0	0	0	0	1.205.021
403	10	00	00	Servicios profesionales y técnicos	1.274.239	0	0	0	0	0	1.274.239

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032001 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN AMÉRICA DEL NORTE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 60

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	01	00	Servicios jurídicos	261.313	0	0	0	0	0	261.313
403	10	02	00	Servicios de contabilidad y auditoría	4.300	0	0	0	0	0	4.300
403	10	03	00	Servicios de procesamiento de datos	88.166	0	0	0	0	0	88.166
403	10	07	00	Servicios de capacitación y adiestramiento	113.318	0	0	0	0	0	113.318
403	10	09	00	Servicios de lavandería y tintorería	31.728	0	0	0	0	0	31.728
403	10	10	00	Servicios de vigilancia	570.960	0	0	0	0	0	570.960
403	10	99	00	Otros servicios profesionales y técnicos	204.454	0	0	0	0	0	204.454
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	762.651	0	0	0	0	0	762.651
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	314.111	0	0	0	0	0	314.111
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	73.332	0	0	0	0	0	73.332
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	252.420	0	0	0	0	0	252.420
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	122.788	0	0	0	0	0	122.788
403	12	00	00	Conservación y reparaciones menores de obras	2.471.756	0	0	0	0	0	2.471.756
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.471.756	0	0	0	0	0	2.471.756
403	15	00	00	Servicios fiscales	14.390	0	0	0	0	0	14.390
403	15	02	00	Tasas y otros derechos obligatorios	14.390	0	0	0	0	0	14.390
403	18	00	00	Impuestos indirectos	7.972	0	0	0	0	0	7.972
403	18	99	00	Otros impuestos indirectos	7.972	0	0	0	0	0	7.972
403	99	00	00	Otros servicios no personales	104.152	0	0	0	0	0	104.152
403	99	01	00	Otros servicios no personales	104.152	0	0	0	0	0	104.152
404	**00**	**00**	**00**	**Activos reales**	**248.208**	**0**	**0**	**0**	**0**	**0**	**248.208**
404	05	00	00	Equipos de comunicaciones y de señalamiento	12.040	0	0	0	0	0	12.040
404	05	01	00	Equipos de telecomunicaciones	12.040	0	0	0	0	0	12.040
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	214.883	0	0	0	0	0	214.883

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032001 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN AMÉRICA DEL NORTE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 60

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	52.536	0	0	0	0	0	52.536
404	09	02	00	Equipos de computación	125.977	0	0	0	0	0	125.977
404	09	03	00	Mobiliario y equipos de alojamiento	36.370	0	0	0	0	0	36.370
404	12	00	00	Activos intangibles	21.285	0	0	0	0	0	21.285
404	12	04	00	Paquetes y programas de computación	21.285	0	0	0	0	0	21.285
407	**00**	**00**	**00**	**Transferencias y donaciones**	**146.086**	**0**	**0**	**0**	**0**	**0**	**146.086**
407	02	00	00	Transferencias y donaciones corrientes al exterior	146.086	0	0	0	0	0	146.086
407	02	02	00	Donaciones corrientes al exterior	146.086	0	0	0	0	0	146.086
407	02	02	01	Donaciones corrientes a personas	146.086	0	0	0	0	0	146.086
				Totales	**107.393.850**	**0**	**0**	**0**	**0**	**0**	**107.393.850**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032002 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN AMÉRICA LATINA Y EL CARIBE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 192

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**90.196.091**	**0**	**0**	**0**	**0**	**0**	**90.196.091**
401	01	00	00	Sueldos, salarios y otras retribuciones	34.971.045	0	0	0	0	0	34.971.045
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.567.200	0	0	0	0	0	7.567.200
401	01	18	00	Remuneraciones al personal contratado	27.403.845	0	0	0	0	0	27.403.845
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	385.000	0	0	0	0	0	385.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	385.000	0	0	0	0	0	385.000
401	03	00	00	Primas	38.632.474	0	0	0	0	0	38.632.474
401	03	01	00	Primas por mérito a empleados	122.300	0	0	0	0	0	122.300
401	03	04	00	Primas por hijos a empleados	576.000	0	0	0	0	0	576.000
401	03	08	00	Primas de profesionalización a empleados	198.000	0	0	0	0	0	198.000
401	03	09	00	Primas por antigüedad a empleados	268.000	0	0	0	0	0	268.000
401	03	11	00	Primas al personal en servicio en el exterior	37.468.174	0	0	0	0	0	37.468.174
401	04	00	00	Complementos de sueldos y salarios	3.054.950	0	0	0	0	0	3.054.950
401	04	09	00	Bono compensatorio de transporte a empleados	42.240	0	0	0	0	0	42.240
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	350.051	0	0	0	0	0	350.051
401	04	25	00	Complemento al personal contratado por gastos de alimentación	57.140	0	0	0	0	0	57.140
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.018.253	0	0	0	0	0	1.018.253
401	04	27	00	Bono compensatorio de transporte al personal contratado	633.216	0	0	0	0	0	633.216
401	04	98	00	Otros complementos al personal contratado	954.050	0	0	0	0	0	954.050
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.895.848	0	0	0	0	0	3.895.848
401	05	03	00	Bono vacacional a empleados	1.750.000	0	0	0	0	0	1.750.000
401	05	07	00	Aguinaldos al personal contratado	1.499.282	0	0	0	0	0	1.499.282
401	05	08	00	Bono vacacional al personal contratado	646.566	0	0	0	0	0	646.566
401	06	00	00	Aportes patronales y legales	6.276.085	0	0	0	0	0	6.276.085

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032002 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN AMÉRICA LATINA Y EL CARIBE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 192

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	949.122	0	0	0	0	0	949.122
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	441.996	0	0	0	0	0	441.996
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	211.658	0	0	0	0	0	211.658
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	297.339	0	0	0	0	0	297.339
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	4.375.970	0	0	0	0	0	4.375.970
401	07	00	00	Asistencia socio-económica	1.672.873	0	0	0	0	0	1.672.873
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	850.000	0	0	0	0	0	850.000
401	07	33	00	Asistencia socio-económica al personal contratado	450.824	0	0	0	0	0	450.824
401	07	96	00	Otras subvenciones a empleados	372.049	0	0	0	0	0	372.049
401	08	00	00	Prestaciones sociales e indemnizaciones	1.307.816	0	0	0	0	0	1.307.816
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	750.000	0	0	0	0	0	750.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	557.816	0	0	0	0	0	557.816
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.470.752**	**0**	**0**	**0**	**0**	**0**	**12.470.752**
402	01	00	00	Productos alimenticios y agropecuarios	2.328.900	0	0	0	0	0	2.328.900
402	01	01	00	Alimentos y bebidas para personas	2.267.701	0	0	0	0	0	2.267.701
402	01	02	00	Alimentos para animales	13.912	0	0	0	0	0	13.912
402	01	03	00	Productos agrícolas y pecuarios	47.287	0	0	0	0	0	47.287
402	02	00	00	Productos de minas, canteras y yacimientos	4.617	0	0	0	0	0	4.617
402	02	01	00	Carbón mineral	1.558	0	0	0	0	0	1.558
402	02	02	00	Petróleo crudo y gas natural	516	0	0	0	0	0	516
402	02	05	00	Piedra, arcilla, arena y tierra	2.543	0	0	0	0	0	2.543
402	03	00	00	Textiles y vestuarios	1.117.793	0	0	0	0	0	1.117.793
402	03	01	00	Textiles	339.167	0	0	0	0	0	339.167
402	03	02	00	Prendas de vestir	630.390	0	0	0	0	0	630.390

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032002 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN AMÉRICA LATINA Y EL CARIBE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 192

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	03	00	Calzados	148.236	0	0	0	0	0	148.236
402	04	00	00	Productos de cuero y caucho	437.435	0	0	0	0	0	437.435
402	04	02	00	Productos de cuero y sucedáneos del cuero	12.246	0	0	0	0	0	12.246
402	04	03	00	Cauchos y tripas para vehículos	425.189	0	0	0	0	0	425.189
402	05	00	00	Productos de papel, cartón e impresos	1.577.209	0	0	0	0	0	1.577.209
402	05	01	00	Pulpa de madera, papel y cartón	292.432	0	0	0	0	0	292.432
402	05	02	00	Envases y cajas de papel y cartón	54.170	0	0	0	0	0	54.170
402	05	03	00	Productos de papel y cartón para oficina	595.129	0	0	0	0	0	595.129
402	05	04	00	Libros, revistas y periódicos	324.708	0	0	0	0	0	324.708
402	05	05	00	Material de enseñanza	68.310	0	0	0	0	0	68.310
402	05	06	00	Productos de papel y cartón para computación	40.623	0	0	0	0	0	40.623
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	187.239	0	0	0	0	0	187.239
402	05	99	00	Otros productos de pulpa, papel y cartón	14.598	0	0	0	0	0	14.598
402	06	00	00	Productos químicos y derivados	3.212.273	0	0	0	0	0	3.212.273
402	06	01	00	Sustancias químicas y de uso industrial	16.754	0	0	0	0	0	16.754
402	06	02	00	Abonos, plaguicidas y otros	69.171	0	0	0	0	0	69.171
402	06	03	00	Tintas, pinturas y colorantes	578.513	0	0	0	0	0	578.513
402	06	04	00	Productos farmacéuticos y medicamentos	68.552	0	0	0	0	0	68.552
402	06	05	00	Productos de tocador	25.147	0	0	0	0	0	25.147
402	06	06	00	Combustibles y lubricantes	2.344.410	0	0	0	0	0	2.344.410
402	06	08	00	Productos plásticos	93.640	0	0	0	0	0	93.640
402	06	99	00	Otros productos de la industria química y conexos	16.086	0	0	0	0	0	16.086
402	07	00	00	Productos minerales no metálicos	99.299	0	0	0	0	0	99.299
402	07	01	00	Productos de barro, loza y porcelana	23.917	0	0	0	0	0	23.917

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032002 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN AMÉRICA LATINA Y EL CARIBE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 192

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	02	00	Vidrios y productos de vidrio	51.961	0	0	0	0	0	51.961
402	07	03	00	Productos de arcilla para construcción	1.483	0	0	0	0	0	1.483
402	07	04	00	Cemento, cal y yeso	20.160	0	0	0	0	0	20.160
402	07	99	00	Otros productos minerales no metálicos	1.778	0	0	0	0	0	1.778
402	08	00	00	Productos metálicos	712.700	0	0	0	0	0	712.700
402	08	01	00	Productos primarios de hierro y acero	3.600	0	0	0	0	0	3.600
402	08	02	00	Productos de metales no ferrosos	525	0	0	0	0	0	525
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	107.910	0	0	0	0	0	107.910
402	08	04	00	Productos metálicos estructurales	8.477	0	0	0	0	0	8.477
402	08	07	00	Material de señalamiento	7.993	0	0	0	0	0	7.993
402	08	08	00	Material de educación	458	0	0	0	0	0	458
402	08	09	00	Repuestos y accesorios para equipos de transporte	444.746	0	0	0	0	0	444.746
402	08	10	00	Repuestos y accesorios para otros equipos	135.267	0	0	0	0	0	135.267
402	08	99	00	Otros productos metálicos	3.724	0	0	0	0	0	3.724
402	09	00	00	Productos de madera	16.555	0	0	0	0	0	16.555
402	09	01	00	Productos primarios de madera	6.371	0	0	0	0	0	6.371
402	09	02	00	Muebles y accesorios de madera para edificaciones	9.254	0	0	0	0	0	9.254
402	09	99	00	Otros productos de madera	930	0	0	0	0	0	930
402	10	00	00	Productos varios y útiles diversos	2.844.353	0	0	0	0	0	2.844.353
402	10	01	00	Artículos de deporte, recreación y juguetes	74.576	0	0	0	0	0	74.576
402	10	02	00	Materiales y útiles de limpieza y aseo	646.159	0	0	0	0	0	646.159
402	10	03	00	Utensilios de cocina y comedor	129.283	0	0	0	0	0	129.283
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.322	0	0	0	0	0	1.322
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	413.752	0	0	0	0	0	413.752

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032002 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN AMÉRICA LATINA Y EL CARIBE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 192

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	210.743	0	0	0	0	0	210.743
402	10	07	00	Productos de seguridad en el trabajo	23.275	0	0	0	0	0	23.275
402	10	08	00	Materiales para equipos de computación	925.557	0	0	0	0	0	925.557
402	10	09	00	Especies timbradas y valores	5.026	0	0	0	0	0	5.026
402	10	10	00	Útiles religiosos	1.437	0	0	0	0	0	1.437
402	10	11	00	Materiales eléctricos	193.861	0	0	0	0	0	193.861
402	10	12	00	Materiales para instalaciones sanitarias	81.518	0	0	0	0	0	81.518
402	10	13	00	Materiales fotográficos	17.047	0	0	0	0	0	17.047
402	10	99	00	Otros productos y útiles diversos	120.797	0	0	0	0	0	120.797
402	99	00	00	Otros materiales y suministros	119.618	0	0	0	0	0	119.618
402	99	01	00	Otros materiales y suministros	119.618	0	0	0	0	0	119.618
403	**00**	**00**	**00**	**Servicios no personales**	**48.104.418**	**0**	**0**	**0**	**0**	**0**	**48.104.418**
403	01	00	00	Alquileres de inmuebles	13.571.659	0	0	0	0	0	13.571.659
403	01	01	00	Alquileres de edificios y locales	13.517.264	0	0	0	0	0	13.517.264
403	01	02	00	Alquileres de instalaciones culturales y recreativas	54.395	0	0	0	0	0	54.395
403	02	00	00	Alquileres de maquinaria y equipos	787.715	0	0	0	0	0	787.715
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	488.954	0	0	0	0	0	488.954
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	100.960	0	0	0	0	0	100.960
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	39.415	0	0	0	0	0	39.415
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	142.301	0	0	0	0	0	142.301
403	02	99	00	Alquileres de otras maquinaria y equipos	16.085	0	0	0	0	0	16.085
403	04	00	00	Servicios básicos	13.576.723	0	0	0	0	0	13.576.723
403	04	01	00	Electricidad	4.067.412	0	0	0	0	0	4.067.412
403	04	02	00	Gas	235.651	0	0	0	0	0	235.651

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032002 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN AMÉRICA LATINA Y EL CARIBE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 192

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	03	00	Agua	781.498	0	0	0	0	0	781.498
403	04	04	00	Teléfonos	4.065.569	0	0	0	0	0	4.065.569
403	04	05	00	Servicio de comunicaciones	3.227.602	0	0	0	0	0	3.227.602
403	04	06	00	Servicio de aseo urbano y domiciliario	212.109	0	0	0	0	0	212.109
403	04	07	00	Servicio de condominio	986.882	0	0	0	0	0	986.882
403	06	00	00	Servicios de transporte y almacenaje	866.396	0	0	0	0	0	866.396
403	06	01	00	Fletes y embalajes	681.395	0	0	0	0	0	681.395
403	06	02	00	Almacenaje	5.290	0	0	0	0	0	5.290
403	06	03	00	Estacionamiento	85.873	0	0	0	0	0	85.873
403	06	04	00	Peaje	45.123	0	0	0	0	0	45.123
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	48.715	0	0	0	0	0	48.715
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.933.589	0	0	0	0	0	2.933.589
403	07	01	00	Publicidad y propaganda	345.757	0	0	0	0	0	345.757
403	07	02	00	Imprenta y reproducción	966.714	0	0	0	0	0	966.714
403	07	03	00	Relaciones sociales	1.193.913	0	0	0	0	0	1.193.913
403	07	04	00	Avisos	427.205	0	0	0	0	0	427.205
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.575.777	0	0	0	0	0	2.575.777
403	08	01	00	Primas y gastos de seguros	2.328.242	0	0	0	0	0	2.328.242
403	08	02	00	Comisiones y gastos bancarios	246.368	0	0	0	0	0	246.368
403	08	03	00	Comisiones y gastos de adquisición de seguros	1.167	0	0	0	0	0	1.167
403	09	00	00	Viáticos y pasajes	2.919.328	0	0	0	0	0	2.919.328
403	09	02	00	Viáticos y pasajes fuera del país	2.919.328	0	0	0	0	0	2.919.328
403	10	00	00	Servicios profesionales y técnicos	5.581.227	0	0	0	0	0	5.581.227
403	10	01	00	Servicios jurídicos	412.900	0	0	0	0	0	412.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032002 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN AMÉRICA LATINA Y EL CARIBE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 192

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	02	00	Servicios de contabilidad y auditoría	145.026	0	0	0	0	0	145.026
403	10	03	00	Servicios de procesamiento de datos	287.243	0	0	0	0	0	287.243
403	10	06	00	Servicios de veterinaria	12.490	0	0	0	0	0	12.490
403	10	07	00	Servicios de capacitación y adiestramiento	123.303	0	0	0	0	0	123.303
403	10	09	00	Servicios de lavandería y tintorería	58.041	0	0	0	0	0	58.041
403	10	10	00	Servicios de vigilancia	2.631.334	0	0	0	0	0	2.631.334
403	10	99	00	Otros servicios profesionales y técnicos	1.910.890	0	0	0	0	0	1.910.890
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.119.289	0	0	0	0	0	2.119.289
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	89.663	0	0	0	0	0	89.663
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	911.365	0	0	0	0	0	911.365
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	190.608	0	0	0	0	0	190.608
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	8.718	0	0	0	0	0	8.718
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	768.978	0	0	0	0	0	768.978
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	149.957	0	0	0	0	0	149.957
403	12	00	00	Conservación y reparaciones menores de obras	2.674.117	0	0	0	0	0	2.674.117
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.649.692	0	0	0	0	0	2.649.692
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	24.425	0	0	0	0	0	24.425
403	15	00	00	Servicios fiscales	87.173	0	0	0	0	0	87.173
403	15	01	00	Derechos de importación y servicios aduaneros	9.533	0	0	0	0	0	9.533
403	15	02	00	Tasas y otros derechos obligatorios	77.640	0	0	0	0	0	77.640
403	16	00	00	Servicios de diversión, esparcimiento y culturales	81.411	0	0	0	0	0	81.411
403	16	01	00	Servicios de diversión, esparcimiento y culturales	81.411	0	0	0	0	0	81.411
403	18	00	00	Impuestos indirectos	5.101	0	0	0	0	0	5.101

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032002 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN AMÉRICA LATINA Y EL CARIBE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 192

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	99	00	Otros impuestos indirectos	5.101	0	0	0	0	0	5.101
403	99	00	00	Otros servicios no personales	324.913	0	0	0	0	0	324.913
403	99	01	00	Otros servicios no personales	324.913	0	0	0	0	0	324.913
404	**00**	**00**	**00**	**Activos reales**	**1.758.566**	**0**	**0**	**0**	**0**	0	**1.758.566**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	126.647	0	0	0	0	0	126.647
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	126.647	0	0	0	0	0	126.647
404	04	00	00	Equipos de transporte, tracción y elevación	20.519	0	0	0	0	0	20.519
404	04	01	00	Vehículos automotores terrestres	19.350	0	0	0	0	0	19.350
404	04	05	00	Vehículos de tracción no motorizados	1.169	0	0	0	0	0	1.169
404	05	00	00	Equipos de comunicaciones y de señalamiento	141.801	0	0	0	0	0	141.801
404	05	01	00	Equipos de telecomunicaciones	137.501	0	0	0	0	0	137.501
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	4.300	0	0	0	0	0	4.300
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	59.209	0	0	0	0	0	59.209
404	07	02	00	Equipos de enseñanza, deporte y recreación	59.209	0	0	0	0	0	59.209
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.362.188	0	0	0	0	0	1.362.188
404	09	01	00	Mobiliario y equipos de oficina	299.706	0	0	0	0	0	299.706
404	09	02	00	Equipos de computación	495.434	0	0	0	0	0	495.434
404	09	03	00	Mobiliario y equipos de alojamiento	553.082	0	0	0	0	0	553.082
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	13.966	0	0	0	0	0	13.966
404	12	00	00	Activos intangibles	48.202	0	0	0	0	0	48.202
404	12	04	00	Paquetes y programas de computación	48.202	0	0	0	0	0	48.202
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.671.910**	**0**	**0**	**0**	**0**	0	**1.671.910**
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.671.910	0	0	0	0	0	1.671.910
407	02	02	00	Donaciones corrientes al exterior	1.671.910	0	0	0	0	0	1.671.910

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032002 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN AMÉRICA LATINA Y EL CARIBE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 192

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	02	02	01	Donaciones corrientes a personas	1.671.910	0	0	0	0	0	1.671.910
				Totales	**154.201.737**	0	0	0	0	0	**154.201.737**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032003 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN ÁFRICA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 76

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**21.676.419**	0	0	0	0	0	**21.676.419**
401	01	00	00	Sueldos, salarios y otras retribuciones	7.516.173	0	0	0	0	0	7.516.173
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.928.000	0	0	0	0	0	1.928.000
401	01	18	00	Remuneraciones al personal contratado	5.588.173	0	0	0	0	0	5.588.173
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	95.000	0	0	0	0	0	95.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	95.000	0	0	0	0	0	95.000
401	03	00	00	Primas	11.002.457	0	0	0	0	0	11.002.457
401	03	01	00	Primas por mérito a empleados	18.000	0	0	0	0	0	18.000
401	03	04	00	Primas por hijos a empleados	114.840	0	0	0	0	0	114.840
401	03	08	00	Primas de profesionalización a empleados	41.276	0	0	0	0	0	41.276
401	03	09	00	Primas por antigüedad a empleados	46.223	0	0	0	0	0	46.223
401	03	11	00	Primas al personal en servicio en el exterior	10.782.118	0	0	0	0	0	10.782.118
401	04	00	00	Complementos de sueldos y salarios	302.145	0	0	0	0	0	302.145
401	04	09	00	Bono compensatorio de transporte a empleados	8.480	0	0	0	0	0	8.480
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	113.182	0	0	0	0	0	113.182
401	04	25	00	Complemento al personal contratado por gastos de alimentación	189	0	0	0	0	0	189
401	04	26	00	Bono compensatorio de alimentación al personal contratado	24.992	0	0	0	0	0	24.992
401	04	27	00	Bono compensatorio de transporte al personal contratado	101.183	0	0	0	0	0	101.183
401	04	98	00	Otros complementos al personal contratado	54.119	0	0	0	0	0	54.119
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	880.893	0	0	0	0	0	880.893
401	05	03	00	Bono vacacional a empleados	360.000	0	0	0	0	0	360.000
401	05	07	00	Aguinaldos al personal contratado	345.867	0	0	0	0	0	345.867
401	05	08	00	Bono vacacional al personal contratado	175.026	0	0	0	0	0	175.026
401	06	00	00	Aportes patronales y legales	787.038	0	0	0	0	0	787.038

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032003 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN ÁFRICA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 76

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	232.679	0	0	0	0	0	232.679
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	77.114	0	0	0	0	0	77.114
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	58.041	0	0	0	0	0	58.041
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	27.546	0	0	0	0	0	27.546
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	391.658	0	0	0	0	0	391.658
401	07	00	00	Asistencia socio-económica	442.713	0	0	0	0	0	442.713
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	267.500	0	0	0	0	0	267.500
401	07	33	00	Asistencia socio-económica al personal contratado	175.213	0	0	0	0	0	175.213
401	08	00	00	Prestaciones sociales e indemnizaciones	650.000	0	0	0	0	0	650.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	650.000	0	0	0	0	0	650.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.621.130**	**0**	**0**	**0**	**0**	**0**	**3.621.130**
402	01	00	00	Productos alimenticios y agropecuarios	722.809	0	0	0	0	0	722.809
402	01	01	00	Alimentos y bebidas para personas	698.283	0	0	0	0	0	698.283
402	01	02	00	Alimentos para animales	9.644	0	0	0	0	0	9.644
402	01	03	00	Productos agrícolas y pecuarios	14.882	0	0	0	0	0	14.882
402	02	00	00	Productos de minas, canteras y yacimientos	1.616	0	0	0	0	0	1.616
402	02	01	00	Carbón mineral	341	0	0	0	0	0	341
402	02	05	00	Piedra, arcilla, arena y tierra	1.275	0	0	0	0	0	1.275
402	03	00	00	Textiles y vestuarios	386.014	0	0	0	0	0	386.014
402	03	01	00	Textiles	178.944	0	0	0	0	0	178.944
402	03	02	00	Prendas de vestir	155.078	0	0	0	0	0	155.078
402	03	03	00	Calzados	50.702	0	0	0	0	0	50.702
402	03	99	00	Otros productos textiles y vestuarios	1.290	0	0	0	0	0	1.290
402	04	00	00	Productos de cuero y caucho	147.974	0	0	0	0	0	147.974

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032003 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN ÁFRICA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 76

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	147.974	0	0	0	0	0	147.974
402	05	00	00	Productos de papel, cartón e impresos	360.146	0	0	0	0	0	360.146
402	05	01	00	Pulpa de madera, papel y cartón	47.111	0	0	0	0	0	47.111
402	05	02	00	Envases y cajas de papel y cartón	9.957	0	0	0	0	0	9.957
402	05	03	00	Productos de papel y cartón para oficina	150.014	0	0	0	0	0	150.014
402	05	04	00	Libros, revistas y periódicos	110.175	0	0	0	0	0	110.175
402	05	06	00	Productos de papel y cartón para computación	4.949	0	0	0	0	0	4.949
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	37.940	0	0	0	0	0	37.940
402	06	00	00	Productos químicos y derivados	949.560	0	0	0	0	0	949.560
402	06	01	00	Sustancias químicas y de uso industrial	6.252	0	0	0	0	0	6.252
402	06	02	00	Abonos, plaguicidas y otros	8.855	0	0	0	0	0	8.855
402	06	03	00	Tintas, pinturas y colorantes	52.104	0	0	0	0	0	52.104
402	06	04	00	Productos farmacéuticos y medicamentos	7.660	0	0	0	0	0	7.660
402	06	05	00	Productos de tocador	5.553	0	0	0	0	0	5.553
402	06	06	00	Combustibles y lubricantes	849.722	0	0	0	0	0	849.722
402	06	08	00	Productos plásticos	19.414	0	0	0	0	0	19.414
402	07	00	00	Productos minerales no metálicos	28.719	0	0	0	0	0	28.719
402	07	01	00	Productos de barro, loza y porcelana	6.908	0	0	0	0	0	6.908
402	07	02	00	Vidrios y productos de vidrio	10.943	0	0	0	0	0	10.943
402	07	04	00	Cemento, cal y yeso	10.868	0	0	0	0	0	10.868
402	08	00	00	Productos metálicos	181.820	0	0	0	0	0	181.820
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	29.164	0	0	0	0	0	29.164
402	08	09	00	Repuestos y accesorios para equipos de transporte	143.153	0	0	0	0	0	143.153
402	08	10	00	Repuestos y accesorios para otros equipos	9.344	0	0	0	0	0	9.344

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032003 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN ÁFRICA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 76

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	99	00	Otros productos metálicos	159	0	0	0	0	0	159
402	09	00	00	Productos de madera	1.034	0	0	0	0	0	1.034
402	09	99	00	Otros productos de madera	1.034	0	0	0	0	0	1.034
402	10	00	00	Productos varios y útiles diversos	773.197	0	0	0	0	0	773.197
402	10	01	00	Artículos de deporte, recreación y juguetes	7.361	0	0	0	0	0	7.361
402	10	02	00	Materiales y útiles de limpieza y aseo	124.570	0	0	0	0	0	124.570
402	10	03	00	Utensilios de cocina y comedor	66.203	0	0	0	0	0	66.203
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	105.541	0	0	0	0	0	105.541
402	10	06	00	Condecoraciones, ofrendas y similares	56.521	0	0	0	0	0	56.521
402	10	07	00	Productos de seguridad en el trabajo	2.819	0	0	0	0	0	2.819
402	10	08	00	Materiales para equipos de computación	242.701	0	0	0	0	0	242.701
402	10	09	00	Especies timbradas y valores	2.398	0	0	0	0	0	2.398
402	10	11	00	Materiales eléctricos	98.427	0	0	0	0	0	98.427
402	10	12	00	Materiales para instalaciones sanitarias	23.353	0	0	0	0	0	23.353
402	10	13	00	Materiales fotográficos	3.816	0	0	0	0	0	3.816
402	10	99	00	Otros productos y útiles diversos	39.487	0	0	0	0	0	39.487
402	99	00	00	Otros materiales y suministros	68.241	0	0	0	0	0	68.241
402	99	01	00	Otros materiales y suministros	68.241	0	0	0	0	0	68.241
403	**00**	**00**	**00**	**Servicios no personales**	**23.339.631**	**0**	**0**	**0**	**0**	**0**	**23.339.631**
403	01	00	00	Alquileres de inmuebles	15.040.799	0	0	0	0	0	15.040.799
403	01	01	00	Alquileres de edificios y locales	14.952.158	0	0	0	0	0	14.952.158
403	01	02	00	Alquileres de instalaciones culturales y recreativas	88.641	0	0	0	0	0	88.641
403	02	00	00	Alquileres de maquinaria y equipos	211.399	0	0	0	0	0	211.399
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	2.391	0	0	0	0	0	2.391

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032003 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN ÁFRICA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 76

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	152.494	0	0	0	0	0	152.494
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	2.884	0	0	0	0	0	2.884
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	29.786	0	0	0	0	0	29.786
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	18.254	0	0	0	0	0	18.254
403	02	99	00	Alquileres de otras maquinaria y equipos	5.590	0	0	0	0	0	5.590
403	03	00	00	Derechos sobre bienes intangibles	26.444	0	0	0	0	0	26.444
403	03	03	00	Paquetes y programas de computación	26.444	0	0	0	0	0	26.444
403	04	00	00	Servicios básicos	2.879.780	0	0	0	0	0	2.879.780
403	04	01	00	Electricidad	898.565	0	0	0	0	0	898.565
403	04	02	00	Gas	70.106	0	0	0	0	0	70.106
403	04	03	00	Agua	264.976	0	0	0	0	0	264.976
403	04	04	00	Teléfonos	880.601	0	0	0	0	0	880.601
403	04	05	00	Servicio de comunicaciones	640.231	0	0	0	0	0	640.231
403	04	06	00	Servicio de aseo urbano y domiciliario	121.001	0	0	0	0	0	121.001
403	04	07	00	Servicio de condominio	4.300	0	0	0	0	0	4.300
403	06	00	00	Servicios de transporte y almacenaje	378.197	0	0	0	0	0	378.197
403	06	01	00	Fletes y embalajes	362.760	0	0	0	0	0	362.760
403	06	03	00	Estacionamiento	7.086	0	0	0	0	0	7.086
403	06	04	00	Peaje	4.712	0	0	0	0	0	4.712
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.639	0	0	0	0	0	3.639
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.024.935	0	0	0	0	0	1.024.935
403	07	01	00	Publicidad y propaganda	106.298	0	0	0	0	0	106.298
403	07	02	00	Imprenta y reproducción	196.088	0	0	0	0	0	196.088
403	07	03	00	Relaciones sociales	660.387	0	0	0	0	0	660.387

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032003 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN ÁFRICA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 76

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	62.162	0	0	0	0	0	62.162
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	587.997	0	0	0	0	0	587.997
403	08	01	00	Primas y gastos de seguros	464.634	0	0	0	0	0	464.634
403	08	02	00	Comisiones y gastos bancarios	123.363	0	0	0	0	0	123.363
403	09	00	00	Viáticos y pasajes	733.676	0	0	0	0	0	733.676
403	09	02	00	Viáticos y pasajes fuera del país	733.676	0	0	0	0	0	733.676
403	10	00	00	Servicios profesionales y técnicos	1.438.404	0	0	0	0	0	1.438.404
403	10	01	00	Servicios jurídicos	138.758	0	0	0	0	0	138.758
403	10	03	00	Servicios de procesamiento de datos	19.390	0	0	0	0	0	19.390
403	10	06	00	Servicios de veterinaria	8.274	0	0	0	0	0	8.274
403	10	07	00	Servicios de capacitación y adiestramiento	5.350	0	0	0	0	0	5.350
403	10	09	00	Servicios de lavandería y tintorería	15.721	0	0	0	0	0	15.721
403	10	10	00	Servicios de vigilancia	1.049.403	0	0	0	0	0	1.049.403
403	10	99	00	Otros servicios profesionales y técnicos	201.508	0	0	0	0	0	201.508
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	557.013	0	0	0	0	0	557.013
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	23.050	0	0	0	0	0	23.050
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	287.340	0	0	0	0	0	287.340
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	39.423	0	0	0	0	0	39.423
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	170.140	0	0	0	0	0	170.140
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	37.060	0	0	0	0	0	37.060
403	12	00	00	Conservación y reparaciones menores de obras	283.326	0	0	0	0	0	283.326
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	283.326	0	0	0	0	0	283.326
403	15	00	00	Servicios fiscales	6.994	0	0	0	0	0	6.994

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032003 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN ÁFRICA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 76

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	15	02	00	Tasas y otros derechos obligatorios	6.994	0	0	0	0	0	6.994
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.440	0	0	0	0	0	3.440
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.440	0	0	0	0	0	3.440
403	99	00	00	Otros servicios no personales	167.227	0	0	0	0	0	167.227
403	99	01	00	Otros servicios no personales	167.227	0	0	0	0	0	167.227
404	**00**	**00**	**00**	**Activos reales**	**690.841**	**0**	**0**	**0**	**0**	**0**	**690.841**
404	01	00	00	Repuestos y reparaciones mayores	19.933	0	0	0	0	0	19.933
404	01	01	00	Repuestos mayores	16.624	0	0	0	0	0	16.624
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	7.883	0	0	0	0	0	7.883
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	8.741	0	0	0	0	0	8.741
404	01	02	00	Reparaciones mayores de maquinaria y equipos	3.309	0	0	0	0	0	3.309
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	3.309	0	0	0	0	0	3.309
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	110.320	0	0	0	0	0	110.320
404	03	06	00	Maquinaria y equipos de energía	110.320	0	0	0	0	0	110.320
404	05	00	00	Equipos de comunicaciones y de señalamiento	15.774	0	0	0	0	0	15.774
404	05	01	00	Equipos de telecomunicaciones	15.774	0	0	0	0	0	15.774
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	530.391	0	0	0	0	0	530.391
404	09	01	00	Mobiliario y equipos de oficina	164.132	0	0	0	0	0	164.132
404	09	02	00	Equipos de computación	212.040	0	0	0	0	0	212.040
404	09	03	00	Mobiliario y equipos de alojamiento	148.639	0	0	0	0	0	148.639
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	5.580	0	0	0	0	0	5.580
404	12	00	00	Activos intangibles	14.423	0	0	0	0	0	14.423
404	12	04	00	Paquetes y programas de computación	14.423	0	0	0	0	0	14.423
407	**00**	**00**	**00**	**Transferencias y donaciones**	**205.409**	**0**	**0**	**0**	**0**	**0**	**205.409**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032003 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN ÁFRICA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 76

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	48.026	0	0	0	0	0	48.026
407	01	02	00	Donaciones corrientes internas al sector privado	48.026	0	0	0	0	0	48.026
407	01	02	01	Donaciones corrientes a personas	48.026	0	0	0	0	0	48.026
407	02	00	00	Transferencias y donaciones corrientes al exterior	157.383	0	0	0	0	0	157.383
407	02	02	00	Donaciones corrientes al exterior	157.383	0	0	0	0	0	157.383
407	02	02	01	Donaciones corrientes a personas	157.383	0	0	0	0	0	157.383
				Totales	**49.533.430**	**0**	**0**	**0**	**0**	**0**	**49.533.430**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032004 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN EUROPA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 192

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**138.610.196**	**0**	**0**	**0**	**0**	**0**	**138.610.196**
401	01	00	00	Sueldos, salarios y otras retribuciones	68.358.099	0	0	0	0	0	68.358.099
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.384.000	0	0	0	0	0	5.384.000
401	01	18	00	Remuneraciones al personal contratado	62.974.099	0	0	0	0	0	62.974.099
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	196.300	0	0	0	0	0	196.300
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	196.300	0	0	0	0	0	196.300
401	03	00	00	Primas	36.594.928	0	0	0	0	0	36.594.928
401	03	01	00	Primas por mérito a empleados	98.600	0	0	0	0	0	98.600
401	03	04	00	Primas por hijos a empleados	560.000	0	0	0	0	0	560.000
401	03	08	00	Primas de profesionalización a empleados	98.600	0	0	0	0	0	98.600
401	03	09	00	Primas por antigüedad a empleados	135.000	0	0	0	0	0	135.000
401	03	11	00	Primas al personal en servicio en el exterior	35.702.728	0	0	0	0	0	35.702.728
401	04	00	00	Complementos de sueldos y salarios	4.978.021	0	0	0	0	0	4.978.021
401	04	09	00	Bono compensatorio de transporte a empleados	22.160	0	0	0	0	0	22.160
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.046.012	0	0	0	0	0	1.046.012
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.280.334	0	0	0	0	0	1.280.334
401	04	27	00	Bono compensatorio de transporte al personal contratado	648.708	0	0	0	0	0	648.708
401	04	98	00	Otros complementos al personal contratado	1.980.807	0	0	0	0	0	1.980.807
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.653.786	0	0	0	0	0	7.653.786
401	05	03	00	Bono vacacional a empleados	950.000	0	0	0	0	0	950.000
401	05	07	00	Aguinaldos al personal contratado	4.653.605	0	0	0	0	0	4.653.605
401	05	08	00	Bono vacacional al personal contratado	2.050.181	0	0	0	0	0	2.050.181
401	06	00	00	Aportes patronales y legales	16.781.337	0	0	0	0	0	16.781.337
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	587.510	0	0	0	0	0	587.510

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032004 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN EUROPA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 192

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	301.698	0	0	0	0	0	301.698
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	151.962	0	0	0	0	0	151.962
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	193.152	0	0	0	0	0	193.152
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	15.547.015	0	0	0	0	0	15.547.015
401	07	00	00	Asistencia socio-económica	2.697.725	0	0	0	0	0	2.697.725
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.000.000	0	0	0	0	0	1.000.000
401	07	33	00	Asistencia socio-económica al personal contratado	1.364.078	0	0	0	0	0	1.364.078
401	07	96	00	Otras subvenciones a empleados	333.647	0	0	0	0	0	333.647
401	08	00	00	Prestaciones sociales e indemnizaciones	1.350.000	0	0	0	0	0	1.350.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.350.000	0	0	0	0	0	1.350.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.760.656**	**0**	**0**	**0**	**0**	0	**9.760.656**
402	01	00	00	Productos alimenticios y agropecuarios	1.729.102	0	0	0	0	0	1.729.102
402	01	01	00	Alimentos y bebidas para personas	1.680.452	0	0	0	0	0	1.680.452
402	01	03	00	Productos agrícolas y pecuarios	48.650	0	0	0	0	0	48.650
402	02	00	00	Productos de minas, canteras y yacimientos	2.231	0	0	0	0	0	2.231
402	02	01	00	Carbón mineral	1.204	0	0	0	0	0	1.204
402	02	07	00	Sal para uso industrial	1.027	0	0	0	0	0	1.027
402	03	00	00	Textiles y vestuarios	727.259	0	0	0	0	0	727.259
402	03	01	00	Textiles	281.429	0	0	0	0	0	281.429
402	03	02	00	Prendas de vestir	398.381	0	0	0	0	0	398.381
402	03	03	00	Calzados	47.449	0	0	0	0	0	47.449
402	04	00	00	Productos de cuero y caucho	272.269	0	0	0	0	0	272.269
402	04	03	00	Cauchos y tripas para vehículos	272.269	0	0	0	0	0	272.269
402	05	00	00	Productos de papel, cartón e impresos	1.526.100	0	0	0	0	0	1.526.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032004 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN EUROPA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 192

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	259.990	0	0	0	0	0	259.990
402	05	02	00	Envases y cajas de papel y cartón	28.031	0	0	0	0	0	28.031
402	05	03	00	Productos de papel y cartón para oficina	657.929	0	0	0	0	0	657.929
402	05	04	00	Libros, revistas y periódicos	362.415	0	0	0	0	0	362.415
402	05	05	00	Material de enseñanza	6.486	0	0	0	0	0	6.486
402	05	06	00	Productos de papel y cartón para computación	43.879	0	0	0	0	0	43.879
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	166.762	0	0	0	0	0	166.762
402	05	99	00	Otros productos de pulpa, papel y cartón	608	0	0	0	0	0	608
402	06	00	00	Productos químicos y derivados	2.449.241	0	0	0	0	0	2.449.241
402	06	01	00	Sustancias químicas y de uso industrial	4.442	0	0	0	0	0	4.442
402	06	02	00	Abonos, plaguicidas y otros	30.989	0	0	0	0	0	30.989
402	06	03	00	Tintas, pinturas y colorantes	192.968	0	0	0	0	0	192.968
402	06	04	00	Productos farmacéuticos y medicamentos	29.729	0	0	0	0	0	29.729
402	06	05	00	Productos de tocador	8.438	0	0	0	0	0	8.438
402	06	06	00	Combustibles y lubricantes	2.095.546	0	0	0	0	0	2.095.546
402	06	08	00	Productos plásticos	87.129	0	0	0	0	0	87.129
402	07	00	00	Productos minerales no metálicos	49.192	0	0	0	0	0	49.192
402	07	01	00	Productos de barro, loza y porcelana	18.955	0	0	0	0	0	18.955
402	07	02	00	Vidrios y productos de vidrio	29.504	0	0	0	0	0	29.504
402	07	04	00	Cemento, cal y yeso	733	0	0	0	0	0	733
402	08	00	00	Productos metálicos	342.267	0	0	0	0	0	342.267
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	74.991	0	0	0	0	0	74.991
402	08	07	00	Material de señalamiento	5.224	0	0	0	0	0	5.224
402	08	09	00	Repuestos y accesorios para equipos de transporte	219.149	0	0	0	0	0	219.149

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032004 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN EUROPA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 192

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	32.175	0	0	0	0	0	32.175
402	08	99	00	Otros productos metálicos	10.728	0	0	0	0	0	10.728
402	09	00	00	Productos de madera	4.221	0	0	0	0	0	4.221
402	09	99	00	Otros productos de madera	4.221	0	0	0	0	0	4.221
402	10	00	00	Productos varios y útiles diversos	2.530.572	0	0	0	0	0	2.530.572
402	10	01	00	Artículos de deporte, recreación y juguetes	32.722	0	0	0	0	0	32.722
402	10	02	00	Materiales y útiles de limpieza y aseo	403.062	0	0	0	0	0	403.062
402	10	03	00	Utensilios de cocina y comedor	152.800	0	0	0	0	0	152.800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	483.946	0	0	0	0	0	483.946
402	10	06	00	Condecoraciones, ofrendas y similares	193.209	0	0	0	0	0	193.209
402	10	07	00	Productos de seguridad en el trabajo	6.156	0	0	0	0	0	6.156
402	10	08	00	Materiales para equipos de computación	758.929	0	0	0	0	0	758.929
402	10	09	00	Especies timbradas y valores	75.454	0	0	0	0	0	75.454
402	10	11	00	Materiales eléctricos	174.500	0	0	0	0	0	174.500
402	10	12	00	Materiales para instalaciones sanitarias	28.051	0	0	0	0	0	28.051
402	10	13	00	Materiales fotográficos	10.186	0	0	0	0	0	10.186
402	10	99	00	Otros productos y útiles diversos	211.557	0	0	0	0	0	211.557
402	99	00	00	Otros materiales y suministros	128.202	0	0	0	0	0	128.202
402	99	01	00	Otros materiales y suministros	128.202	0	0	0	0	0	128.202
403	**00**	**00**	**00**	**Servicios no personales**	**64.067.429**	**0**	**0**	**0**	**0**	0	**64.067.429**
403	01	00	00	Alquileres de inmuebles	31.751.850	0	0	0	0	0	31.751.850
403	01	01	00	Alquileres de edificios y locales	31.726.386	0	0	0	0	0	31.726.386
403	01	02	00	Alquileres de instalaciones culturales y recreativas	25.464	0	0	0	0	0	25.464
403	02	00	00	Alquileres de maquinaria y equipos	2.624.546	0	0	0	0	0	2.624.546

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032004 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN EUROPA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 192

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.394.730	0	0	0	0	0	1.394.730
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	417.091	0	0	0	0	0	417.091
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	13.783	0	0	0	0	0	13.783
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	752.131	0	0	0	0	0	752.131
403	02	99	00	Alquileres de otras maquinaria y equipos	46.811	0	0	0	0	0	46.811
403	04	00	00	Servicios básicos	11.921.130	0	0	0	0	0	11.921.130
403	04	01	00	Electricidad	2.684.546	0	0	0	0	0	2.684.546
403	04	02	00	Gas	1.032.301	0	0	0	0	0	1.032.301
403	04	03	00	Agua	752.201	0	0	0	0	0	752.201
403	04	04	00	Teléfonos	3.847.034	0	0	0	0	0	3.847.034
403	04	05	00	Servicio de comunicaciones	1.613.196	0	0	0	0	0	1.613.196
403	04	06	00	Servicio de aseo urbano y domiciliario	186.051	0	0	0	0	0	186.051
403	04	07	00	Servicio de condominio	1.805.801	0	0	0	0	0	1.805.801
403	06	00	00	Servicios de transporte y almacenaje	1.559.865	0	0	0	0	0	1.559.865
403	06	01	00	Fletes y embalajes	945.663	0	0	0	0	0	945.663
403	06	02	00	Almacenaje	59.992	0	0	0	0	0	59.992
403	06	03	00	Estacionamiento	343.737	0	0	0	0	0	343.737
403	06	04	00	Peaje	85.582	0	0	0	0	0	85.582
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	124.891	0	0	0	0	0	124.891
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.810.697	0	0	0	0	0	2.810.697
403	07	01	00	Publicidad y propaganda	114.397	0	0	0	0	0	114.397
403	07	02	00	Imprenta y reproducción	974.609	0	0	0	0	0	974.609
403	07	03	00	Relaciones sociales	1.567.806	0	0	0	0	0	1.567.806
403	07	04	00	Avisos	153.885	0	0	0	0	0	153.885

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032004 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN EUROPA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 192

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.791.771	0	0	0	0	0	2.791.771
403	08	01	00	Primas y gastos de seguros	2.239.540	0	0	0	0	0	2.239.540
403	08	02	00	Comisiones y gastos bancarios	552.231	0	0	0	0	0	552.231
403	09	00	00	Viáticos y pasajes	2.034.417	0	0	0	0	0	2.034.417
403	09	02	00	Viáticos y pasajes fuera del país	2.034.417	0	0	0	0	0	2.034.417
403	10	00	00	Servicios profesionales y técnicos	3.458.654	0	0	0	0	0	3.458.654
403	10	01	00	Servicios jurídicos	670.568	0	0	0	0	0	670.568
403	10	02	00	Servicios de contabilidad y auditoría	68.473	0	0	0	0	0	68.473
403	10	03	00	Servicios de procesamiento de datos	287.574	0	0	0	0	0	287.574
403	10	07	00	Servicios de capacitación y adiestramiento	84.033	0	0	0	0	0	84.033
403	10	09	00	Servicios de lavandería y tintorería	170.157	0	0	0	0	0	170.157
403	10	10	00	Servicios de vigilancia	1.244.055	0	0	0	0	0	1.244.055
403	10	99	00	Otros servicios profesionales y técnicos	933.794	0	0	0	0	0	933.794
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.049.977	0	0	0	0	0	2.049.977
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	4.816	0	0	0	0	0	4.816
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	796.060	0	0	0	0	0	796.060
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	220.276	0	0	0	0	0	220.276
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	13.679	0	0	0	0	0	13.679
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	835.432	0	0	0	0	0	835.432
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	179.714	0	0	0	0	0	179.714
403	12	00	00	Conservación y reparaciones menores de obras	2.258.004	0	0	0	0	0	2.258.004
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.219.568	0	0	0	0	0	2.219.568
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	38.436	0	0	0	0	0	38.436

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032004 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN EUROPA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 192

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	15	00	00	Servicios fiscales	190.124	0	0	0	0	0	190.124
403	15	01	00	Derechos de importación y servicios aduaneros	2.287	0	0	0	0	0	2.287
403	15	02	00	Tasas y otros derechos obligatorios	51.101	0	0	0	0	0	51.101
403	15	99	00	Otros servicios fiscales	136.736	0	0	0	0	0	136.736
403	16	00	00	Servicios de diversión, esparcimiento y culturales	108.438	0	0	0	0	0	108.438
403	16	01	00	Servicios de diversión, esparcimiento y culturales	108.438	0	0	0	0	0	108.438
403	99	00	00	Otros servicios no personales	507.956	0	0	0	0	0	507.956
403	99	01	00	Otros servicios no personales	507.956	0	0	0	0	0	507.956
404	**00**	**00**	**00**	**Activos reales**	**1.363.958**	**0**	**0**	**0**	**0**	**0**	**1.363.958**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	39.098	0	0	0	0	0	39.098
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	2.408	0	0	0	0	0	2.408
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	36.690	0	0	0	0	0	36.690
404	05	00	00	Equipos de comunicaciones y de señalamiento	201.819	0	0	0	0	0	201.819
404	05	01	00	Equipos de telecomunicaciones	198.809	0	0	0	0	0	198.809
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	3.010	0	0	0	0	0	3.010
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	166.323	0	0	0	0	0	166.323
404	07	02	00	Equipos de enseñanza, deporte y recreación	106.123	0	0	0	0	0	106.123
404	07	06	00	Instrumentos musicales y equipos de audio	60.200	0	0	0	0	0	60.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	748.251	0	0	0	0	0	748.251
404	09	01	00	Mobiliario y equipos de oficina	297.825	0	0	0	0	0	297.825
404	09	02	00	Equipos de computación	335.655	0	0	0	0	0	335.655
404	09	03	00	Mobiliario y equipos de alojamiento	111.412	0	0	0	0	0	111.412
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.359	0	0	0	0	0	3.359
404	12	00	00	Activos intangibles	208.467	0	0	0	0	0	208.467

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032004 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN EUROPA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 192

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	12	04	00	Paquetes y programas de computación	208.467	0	0	0	0	0	208.467
407	**00**	**00**	**00**	**Transferencias y donaciones**	**609.805**	**0**	**0**	**0**	**0**	**0**	**609.805**
407	02	00	00	Transferencias y donaciones corrientes al exterior	609.805	0	0	0	0	0	609.805
407	02	02	00	Donaciones corrientes al exterior	609.805	0	0	0	0	0	609.805
407	02	02	01	Donaciones corrientes a personas	609.805	0	0	0	0	0	609.805
				Totales	**214.412.044**	**0**	**0**	**0**	**0**	**0**	**214.412.044**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032005 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN ASIA, MEDIO ORIENTE Y OCEANÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 88

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**42.312.062**	0	0	0	0	0	**42.312.062**
401	01	00	00	Sueldos, salarios y otras retribuciones	17.794.264	0	0	0	0	0	17.794.264
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.224.000	0	0	0	0	0	2.224.000
401	01	18	00	Remuneraciones al personal contratado	15.570.264	0	0	0	0	0	15.570.264
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	175.000	0	0	0	0	0	175.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	175.000	0	0	0	0	0	175.000
401	03	00	00	Primas	16.986.206	0	0	0	0	0	16.986.206
401	03	01	00	Primas por mérito a empleados	35.600	0	0	0	0	0	35.600
401	03	04	00	Primas por hijos a empleados	19.500	0	0	0	0	0	19.500
401	03	08	00	Primas de profesionalización a empleados	45.506	0	0	0	0	0	45.506
401	03	09	00	Primas por antigüedad a empleados	85.600	0	0	0	0	0	85.600
401	03	11	00	Primas al personal en servicio en el exterior	16.800.000	0	0	0	0	0	16.800.000
401	04	00	00	Complementos de sueldos y salarios	1.281.991	0	0	0	0	0	1.281.991
401	04	09	00	Bono compensatorio de transporte a empleados	10.000	0	0	0	0	0	10.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	419.783	0	0	0	0	0	419.783
401	04	26	00	Bono compensatorio de alimentación al personal contratado	231.239	0	0	0	0	0	231.239
401	04	27	00	Bono compensatorio de transporte al personal contratado	582.674	0	0	0	0	0	582.674
401	04	98	00	Otros complementos al personal contratado	38.295	0	0	0	0	0	38.295
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.352.879	0	0	0	0	0	2.352.879
401	05	03	00	Bono vacacional a empleados	450.000	0	0	0	0	0	450.000
401	05	07	00	Aguinaldos al personal contratado	1.558.876	0	0	0	0	0	1.558.876
401	05	08	00	Bono vacacional al personal contratado	344.003	0	0	0	0	0	344.003
401	06	00	00	Aportes patronales y legales	2.007.359	0	0	0	0	0	2.007.359
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	389.288	0	0	0	0	0	389.288

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032005 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN ASIA, MEDIO ORIENTE Y OCEANÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 88

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	141.568	0	0	0	0	0	141.568
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	85.132	0	0	0	0	0	85.132
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	74.229	0	0	0	0	0	74.229
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	1.317.142	0	0	0	0	0	1.317.142
401	07	00	00	Asistencia socio-económica	1.414.484	0	0	0	0	0	1.414.484
401	07	03	00	Ayudas por matrimonio a empleados	30.650	0	0	0	0	0	30.650
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	480.000	0	0	0	0	0	480.000
401	07	33	00	Asistencia socio-económica al personal contratado	727.615	0	0	0	0	0	727.615
401	07	96	00	Otras subvenciones a empleados	176.219	0	0	0	0	0	176.219
401	08	00	00	Prestaciones sociales e indemnizaciones	299.879	0	0	0	0	0	299.879
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	204.600	0	0	0	0	0	204.600
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	95.279	0	0	0	0	0	95.279
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.703.515**	**0**	**0**	0	**0**	0	**5.703.515**
402	01	00	00	Productos alimenticios y agropecuarios	1.305.498	0	0	0	0	0	1.305.498
402	01	01	00	Alimentos y bebidas para personas	1.294.448	0	0	0	0	0	1.294.448
402	01	03	00	Productos agrícolas y pecuarios	11.050	0	0	0	0	0	11.050
402	02	00	00	Productos de minas, canteras y yacimientos	387	0	0	0	0	0	387
402	02	05	00	Piedra, arcilla, arena y tierra	387	0	0	0	0	0	387
402	03	00	00	Textiles y vestuarios	389.808	0	0	0	0	0	389.808
402	03	01	00	Textiles	172.800	0	0	0	0	0	172.800
402	03	02	00	Prendas de vestir	163.730	0	0	0	0	0	163.730
402	03	03	00	Calzados	47.420	0	0	0	0	0	47.420
402	03	99	00	Otros productos textiles y vestuarios	5.858	0	0	0	0	0	5.858
402	04	00	00	Productos de cuero y caucho	151.007	0	0	0	0	0	151.007

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032005 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN ASIA, MEDIO ORIENTE Y OCEANÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 88

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	151.007	0	0	0	0	0	151.007
402	05	00	00	Productos de papel, cartón e impresos	887.893	0	0	0	0	0	887.893
402	05	01	00	Pulpa de madera, papel y cartón	153.653	0	0	0	0	0	153.653
402	05	02	00	Envases y cajas de papel y cartón	32.143	0	0	0	0	0	32.143
402	05	03	00	Productos de papel y cartón para oficina	258.431	0	0	0	0	0	258.431
402	05	04	00	Libros, revistas y periódicos	263.557	0	0	0	0	0	263.557
402	05	05	00	Material de enseñanza	57.898	0	0	0	0	0	57.898
402	05	06	00	Productos de papel y cartón para computación	8.250	0	0	0	0	0	8.250
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	110.736	0	0	0	0	0	110.736
402	05	99	00	Otros productos de pulpa, papel y cartón	3.225	0	0	0	0	0	3.225
402	06	00	00	Productos químicos y derivados	1.103.463	0	0	0	0	0	1.103.463
402	06	01	00	Sustancias químicas y de uso industrial	459	0	0	0	0	0	459
402	06	02	00	Abonos, plaguicidas y otros	21.755	0	0	0	0	0	21.755
402	06	03	00	Tintas, pinturas y colorantes	19.972	0	0	0	0	0	19.972
402	06	04	00	Productos farmacéuticos y medicamentos	9.039	0	0	0	0	0	9.039
402	06	05	00	Productos de tocador	2.454	0	0	0	0	0	2.454
402	06	06	00	Combustibles y lubricantes	993.133	0	0	0	0	0	993.133
402	06	08	00	Productos plásticos	56.221	0	0	0	0	0	56.221
402	06	99	00	Otros productos de la industria química y conexos	430	0	0	0	0	0	430
402	07	00	00	Productos minerales no metálicos	55.254	0	0	0	0	0	55.254
402	07	01	00	Productos de barro, loza y porcelana	38.041	0	0	0	0	0	38.041
402	07	02	00	Vidrios y productos de vidrio	17.213	0	0	0	0	0	17.213
402	08	00	00	Productos metálicos	213.823	0	0	0	0	0	213.823
402	08	01	00	Productos primarios de hierro y acero	312	0	0	0	0	0	312

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032005 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN ASIA, MEDIO ORIENTE Y OCEANÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 88

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	02	00	Productos de metales no ferrosos	642	0	0	0	0	0	642
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	20.745	0	0	0	0	0	20.745
402	08	07	00	Material de señalamiento	2.572	0	0	0	0	0	2.572
402	08	09	00	Repuestos y accesorios para equipos de transporte	164.500	0	0	0	0	0	164.500
402	08	10	00	Repuestos y accesorios para otros equipos	22.588	0	0	0	0	0	22.588
402	08	99	00	Otros productos metálicos	2.464	0	0	0	0	0	2.464
402	09	00	00	Productos de madera	2.150	0	0	0	0	0	2.150
402	09	99	00	Otros productos de madera	2.150	0	0	0	0	0	2.150
402	10	00	00	Productos varios y útiles diversos	1.397.198	0	0	0	0	0	1.397.198
402	10	01	00	Artículos de deporte, recreación y juguetes	15.297	0	0	0	0	0	15.297
402	10	02	00	Materiales y útiles de limpieza y aseo	212.777	0	0	0	0	0	212.777
402	10	03	00	Utensilios de cocina y comedor	118.439	0	0	0	0	0	118.439
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	156	0	0	0	0	0	156
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	203.135	0	0	0	0	0	203.135
402	10	06	00	Condecoraciones, ofrendas y similares	101.286	0	0	0	0	0	101.286
402	10	07	00	Productos de seguridad en el trabajo	17.845	0	0	0	0	0	17.845
402	10	08	00	Materiales para equipos de computación	472.775	0	0	0	0	0	472.775
402	10	09	00	Especies timbradas y valores	22.104	0	0	0	0	0	22.104
402	10	10	00	Útiles religiosos	800	0	0	0	0	0	800
402	10	11	00	Materiales eléctricos	109.937	0	0	0	0	0	109.937
402	10	12	00	Materiales para instalaciones sanitarias	22.414	0	0	0	0	0	22.414
402	10	13	00	Materiales fotográficos	14.865	0	0	0	0	0	14.865
402	10	99	00	Otros productos y útiles diversos	85.368	0	0	0	0	0	85.368
402	99	00	00	Otros materiales y suministros	197.034	0	0	0	0	0	197.034

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032005 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN ASIA, MEDIO ORIENTE Y OCEANÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 88

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	197.034	0	0	0	0	0	197.034
403	**00**	**00**	**00**	**Servicios no personales**	**39.055.935**	**0**	**0**	**0**	**0**	**0**	**39.055.935**
403	01	00	00	Alquileres de inmuebles	25.866.093	0	0	0	0	0	25.866.093
403	01	01	00	Alquileres de edificios y locales	25.794.538	0	0	0	0	0	25.794.538
403	01	02	00	Alquileres de instalaciones culturales y recreativas	71.555	0	0	0	0	0	71.555
403	02	00	00	Alquileres de maquinaria y equipos	315.216	0	0	0	0	0	315.216
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	248.347	0	0	0	0	0	248.347
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	6.132	0	0	0	0	0	6.132
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	1.172	0	0	0	0	0	1.172
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	50.297	0	0	0	0	0	50.297
403	02	99	00	Alquileres de otras maquinaria y equipos	9.268	0	0	0	0	0	9.268
403	04	00	00	Servicios básicos	4.610.025	0	0	0	0	0	4.610.025
403	04	01	00	Electricidad	1.088.751	0	0	0	0	0	1.088.751
403	04	02	00	Gas	106.489	0	0	0	0	0	106.489
403	04	03	00	Agua	293.801	0	0	0	0	0	293.801
403	04	04	00	Teléfonos	1.149.603	0	0	0	0	0	1.149.603
403	04	05	00	Servicio de comunicaciones	1.149.519	0	0	0	0	0	1.149.519
403	04	06	00	Servicio de aseo urbano y domiciliario	44.153	0	0	0	0	0	44.153
403	04	07	00	Servicio de condominio	777.709	0	0	0	0	0	777.709
403	06	00	00	Servicios de transporte y almacenaje	786.330	0	0	0	0	0	786.330
403	06	01	00	Fletes y embalajes	516.773	0	0	0	0	0	516.773
403	06	02	00	Almacenaje	1.202	0	0	0	0	0	1.202
403	06	03	00	Estacionamiento	137.524	0	0	0	0	0	137.524
403	06	04	00	Peaje	82.904	0	0	0	0	0	82.904

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 060032005 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN ASIA, MEDIO ORIENTE Y OCEANÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 88

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	47.927	0	0	0	0	0	47.927
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.850.037	0	0	0	0	0	1.850.037
403	07	01	00	Publicidad y propaganda	183.828	0	0	0	0	0	183.828
403	07	02	00	Imprenta y reproducción	573.319	0	0	0	0	0	573.319
403	07	03	00	Relaciones sociales	964.714	0	0	0	0	0	964.714
403	07	04	00	Avisos	128.176	0	0	0	0	0	128.176
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	686.112	0	0	0	0	0	686.112
403	08	01	00	Primas y gastos de seguros	617.379	0	0	0	0	0	617.379
403	08	02	00	Comisiones y gastos bancarios	58.232	0	0	0	0	0	58.232
403	08	03	00	Comisiones y gastos de adquisición de seguros	10.501	0	0	0	0	0	10.501
403	09	00	00	Viáticos y pasajes	1.526.516	0	0	0	0	0	1.526.516
403	09	02	00	Viáticos y pasajes fuera del pais	1.526.516	0	0	0	0	0	1.526.516
403	10	00	00	Servicios profesionales y técnicos	1.165.653	0	0	0	0	0	1.165.653
403	10	01	00	Servicios jurídicos	174.088	0	0	0	0	0	174.088
403	10	03	00	Servicios de procesamiento de datos	168.583	0	0	0	0	0	168.583
403	10	07	00	Servicios de capacitación y adiestramiento	3.734	0	0	0	0	0	3.734
403	10	09	00	Servicios de lavandería y tintorería	68.280	0	0	0	0	0	68.280
403	10	10	00	Servicios de vigilancia	235.146	0	0	0	0	0	235.146
403	10	99	00	Otros servicios profesionales y técnicos	515.822	0	0	0	0	0	515.822
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.320.910	0	0	0	0	0	1.320.910
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	7.548	0	0	0	0	0	7.548
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	585.669	0	0	0	0	0	585.669
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	91.617	0	0	0	0	0	91.617
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos	589.329	0	0	0	0	0	589.329

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032005 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN ASIA, MEDIO ORIENTE Y OCEANÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 88

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				de oficina y alojamiento							
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	46.747	0	0	0	0	0	46.747
403	12	00	00	Conservación y reparaciones menores de obras	590.602	0	0	0	0	0	590.602
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	590.602	0	0	0	0	0	590.602
403	15	00	00	Servicios fiscales	30.369	0	0	0	0	0	30.369
403	15	02	00	Tasas y otros derechos obligatorios	24.210	0	0	0	0	0	24.210
403	15	99	00	Otros servicios fiscales	6.159	0	0	0	0	0	6.159
403	16	00	00	Servicios de diversión, esparcimiento y culturales	89.228	0	0	0	0	0	89.228
403	16	01	00	Servicios de diversión, esparcimiento y culturales	89.228	0	0	0	0	0	89.228
403	99	00	00	Otros servicios no personales	218.844	0	0	0	0	0	218.844
403	99	01	00	Otros servicios no personales	218.844	0	0	0	0	0	218.844
404	**00**	**00**	**00**	**Activos reales**	**1.177.974**	**0**	**0**	**0**	**0**	**0**	**1.177.974**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	96.544	0	0	0	0	0	96.544
404	03	06	00	Maquinaria y equipos de energía	96.544	0	0	0	0	0	96.544
404	05	00	00	Equipos de comunicaciones y de señalamiento	192.671	0	0	0	0	0	192.671
404	05	01	00	Equipos de telecomunicaciones	192.671	0	0	0	0	0	192.671
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	24.340	0	0	0	0	0	24.340
404	07	02	00	Equipos de enseñanza, deporte y recreación	24.340	0	0	0	0	0	24.340
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	812.028	0	0	0	0	0	812.028
404	09	01	00	Mobiliario y equipos de oficina	303.140	0	0	0	0	0	303.140
404	09	02	00	Equipos de computación	280.223	0	0	0	0	0	280.223
404	09	03	00	Mobiliario y equipos de alojamiento	220.076	0	0	0	0	0	220.076
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	8.589	0	0	0	0	0	8.589
404	12	00	00	Activos intangibles	52.391	0	0	0	0	0	52.391

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 060032005 ARTICULACIÓN DE PROYECTOS ESTRATÉGICOS PLANIFICADOS CONCERTADAMENTE, EN TÉRMINOS FÍSICO-FINANCIEROS, CON LOS JEFES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES EN ASIA, MEDIO ORIENTE Y OCEANÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 88

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	12	04	00	Paquetes y programas de computación	52.391	0	0	0	0	0	52.391
407	**00**	**00**	**00**	**Transferencias y donaciones**	**228.728**	**0**	**0**	**0**	**0**	**0**	**228.728**
407	02	00	00	Transferencias y donaciones corrientes al exterior	228.728	0	0	0	0	0	228.728
407	02	02	00	Donaciones corrientes al exterior	228.728	0	0	0	0	0	228.728
407	02	02	01	Donaciones corrientes a personas	228.728	0	0	0	0	0	228.728
				Totales	**88.478.214**	**0**	**0**	**0**	**0**	**0**	**88.478.214**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032006 ARTICULACIÓN DE ACTUACIONES OPERATIVAS PARA SOLVENTAR CONTINGENCIAS

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.000.000**	**0**	**0**	**0**	**0**	**0**	**7.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.000.000	0	0	0	0	0	2.000.000
401	01	18	00	Remuneraciones al personal contratado	2.000.000	0	0	0	0	0	2.000.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.000.000	0	0	0	0	0	2.000.000
401	05	07	00	Aguinaldos al personal contratado	2.000.000	0	0	0	0	0	2.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	3.000.000	0	0	0	0	0	3.000.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.000.000	0	0	0	0	0	3.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.214.433**	**0**	**0**	**0**	**0**	**0**	**10.214.433**
402	01	00	00	Productos alimenticios y agropecuarios	2.000.000	0	0	0	0	0	2.000.000
402	01	01	00	Alimentos y bebidas para personas	2.000.000	0	0	0	0	0	2.000.000
402	05	00	00	Productos de papel, cartón e impresos	1.000.000	0	0	0	0	0	1.000.000
402	05	03	00	Productos de papel y cartón para oficina	1.000.000	0	0	0	0	0	1.000.000
402	06	00	00	Productos químicos y derivados	2.500.000	0	0	0	0	0	2.500.000
402	06	06	00	Combustibles y lubricantes	2.500.000	0	0	0	0	0	2.500.000
402	10	00	00	Productos varios y útiles diversos	1.000.000	0	0	0	0	0	1.000.000
402	10	06	00	Condecoraciones, ofrendas y similares	1.000.000	0	0	0	0	0	1.000.000
402	99	00	00	Otros materiales y suministros	3.714.433	0	0	0	0	0	3.714.433
402	99	01	00	Otros materiales y suministros	3.714.433	0	0	0	0	0	3.714.433
403	**00**	**00**	**00**	**Servicios no personales**	**11.500.000**	**0**	**0**	**0**	**0**	**0**	**11.500.000**
403	01	00	00	Alquileres de inmuebles	3.000.000	0	0	0	0	0	3.000.000
403	01	01	00	Alquileres de edificios y locales	3.000.000	0	0	0	0	0	3.000.000
403	02	00	00	Alquileres de maquinaria y equipos	1.000.000	0	0	0	0	0	1.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.500.000	0	0	0	0	0	1.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119131 060032000 CONSOLIDACIÓN DE LA PLANIFICACIÓN ESTRATÉGICA DE LOS DESPACHOS DE VICEMINISTRO CON SUS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES.

OBJETIVO DEL PROYECTO: ARTICULAR DE MANERA EFICIENTE LOS ESFUERZOS DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, BAJO EL MANDO DE LOS DESPACHOS DE VICEMINISTROS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 612

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060032006 ARTICULACIÓN DE ACTUACIONES OPERATIVAS PARA SOLVENTAR CONTINGENCIAS

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	1.500.000	0	0	0	0	0	1.500.000
403	09	00	00	Viáticos y pasajes	2.000.000	0	0	0	0	0	2.000.000
403	09	02	00	Viáticos y pasajes fuera del país	2.000.000	0	0	0	0	0	2.000.000
403	12	00	00	Conservación y reparaciones menores de obras	4.000.000	0	0	0	0	0	4.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.000.000	0	0	0	0	0	4.000.000
				Totales	**28.714.433**	**0**	**0**	**0**	**0**	**0**	**28.714.433**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119101 060033000 IDENTIFICACIÓN DEL LÍMITE INTERNACIONAL EN LA FRONTERA FLUVIAL DEL RÍO ARAUCA CON LA REPÚBLICA DE COLOMBIA, MEDIANTE LA ELABORACIÓN DE ESTUDIOS MULTIDISCIPLINARIOS Y DE CAMPO

OBJETIVO DEL PROYECTO: ESTABLECER UNA METODOLOGÍA DE IDENTIFICACIÓN DE LÍMITES FRONTERIZOS QUE SE ADAPTE A LA REALIDAD VENEZOLANA Y CUMPLA CON LOS REQUERIMIENTOS LEGALES PERTINENTES.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 8

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**180.000**	**0**	**0**	**0**	**0**	**0**	**180.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	180.000	0	0	0	0	0	180.000
401	01	12	00	Salarios a obreros en puestos no permanentes	180.000	0	0	0	0	0	180.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**756.049**	**0**	**0**	**0**	**0**	**0**	**756.049**
402	01	00	00	Productos alimenticios y agropecuarios	390.000	0	0	0	0	0	390.000
402	01	01	00	Alimentos y bebidas para personas	390.000	0	0	0	0	0	390.000
402	03	00	00	Textiles y vestuarios	2.080	0	0	0	0	0	2.080
402	03	01	00	Textiles	2.080	0	0	0	0	0	2.080
402	05	00	00	Productos de papel, cartón e impresos	30.100	0	0	0	0	0	30.100
402	05	03	00	Productos de papel y cartón para oficina	30.100	0	0	0	0	0	30.100
402	06	00	00	Productos químicos y derivados	64.900	0	0	0	0	0	64.900
402	06	03	00	Tintas, pinturas y colorantes	12.000	0	0	0	0	0	12.000
402	06	04	00	Productos farmacéuticos y medicamentos	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	36.000	0	0	0	0	0	36.000
402	06	08	00	Productos plásticos	6.500	0	0	0	0	0	6.500
402	06	99	00	Otros productos de la industria química y conexos	400	0	0	0	0	0	400
402	07	00	00	Productos minerales no metálicos	1.800	0	0	0	0	0	1.800
402	07	04	00	Cemento, cal y yeso	1.800	0	0	0	0	0	1.800
402	08	00	00	Productos metálicos	80.200	0	0	0	0	0	80.200
402	08	01	00	Productos primarios de hierro y acero	5.200	0	0	0	0	0	5.200
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	35.000	0	0	0	0	0	35.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	40.000	0	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	186.969	0	0	0	0	0	186.969
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	65.000	0	0	0	0	0	65.000
402	10	07	00	Productos de seguridad en el trabajo	3.120	0	0	0	0	0	3.120
402	10	08	00	Materiales para equipos de computación	47.149	0	0	0	0	0	47.149
402	10	99	00	Otros productos y útiles diversos	71.700	0	0	0	0	0	71.700
403	**00**	**00**	**00**	**Servicios no personales**	**3.538.142**	**0**	**0**	**0**	**0**	**0**	**3.538.142**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119101 060033000 IDENTIFICACIÓN DEL LÍMITE INTERNACIONAL EN LA FRONTERA FLUVIAL DEL RÍO ARAUCA CON LA REPÚBLICA DE COLOMBIA, MEDIANTE LA ELABORACIÓN DE ESTUDIOS MULTIDISCIPLINARIOS Y DE CAMPO

OBJETIVO DEL PROYECTO: ESTABLECER UNA METODOLOGÍA DE IDENTIFICACIÓN DE LÍMITES FRONTERIZOS QUE SE ADAPTE A LA REALIDAD VENEZOLANA Y CUMPLA CON LOS REQUERIMIENTOS LEGALES PERTINENTES.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 8

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	00	00	Alquileres de inmuebles	22.500	0	0	0	0	0	22.500
403	01	01	00	Alquileres de edificios y locales	22.500	0	0	0	0	0	22.500
403	02	00	00	Alquileres de maquinaria y equipos	468.000	0	0	0	0	0	468.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	468.000	0	0	0	0	0	468.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	528.550	0	0	0	0	0	528.550
403	07	02	00	Imprenta y reproducción	40.750	0	0	0	0	0	40.750
403	07	03	00	Relaciones sociales	487.800	0	0	0	0	0	487.800
403	09	00	00	Viáticos y pasajes	8.000	0	0	0	0	0	8.000
403	09	01	00	Viáticos y pasajes dentro del país	8.000	0	0	0	0	0	8.000
403	10	00	00	Servicios profesionales y técnicos	301.000	0	0	0	0	0	301.000
403	10	07	00	Servicios de capacitación y adiestramiento	71.000	0	0	0	0	0	71.000
403	10	99	00	Otros servicios profesionales y técnicos	230.000	0	0	0	0	0	230.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	24.000	0	0	0	0	0	24.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	24.000	0	0	0	0	0	24.000
403	18	00	00	Impuestos indirectos	453.342	0	0	0	0	0	453.342
403	18	01	00	Impuesto al valor agregado	453.342	0	0	0	0	0	453.342
403	99	00	00	Otros servicios no personales	1.732.750	0	0	0	0	0	1.732.750
403	99	01	00	Otros servicios no personales	1.732.750	0	0	0	0	0	1.732.750
404	**00**	**00**	**00**	**Activos reales**	**44.000**	**0**	**0**	**0**	**0**	**0**	**44.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	18.000	0	0	0	0	0	18.000
404	05	01	00	Equipos de telecomunicaciones	18.000	0	0	0	0	0	18.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.000	0	0	0	0	0	6.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.000	0	0	0	0	0	6.000
404	99	00	00	Otros activos reales	20.000	0	0	0	0	0	20.000
404	99	01	00	Otros activos reales	20.000	0	0	0	0	0	20.000
				Totales	**4.518.191**	**0**	**0**	**0**	**0**	**0**	**4.518.191**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119101 060033000 IDENTIFICACIÓN DEL LÍMITE INTERNACIONAL EN LA FRONTERA FLUVIAL DEL RÍO ARAUCA CON LA REPÚBLICA DE COLOMBIA, MEDIANTE LA ELABORACIÓN DE ESTUDIOS MULTIDISCIPLINARIOS Y DE CAMPO

OBJETIVO DEL PROYECTO: ESTABLECER UNA METODOLOGÍA DE IDENTIFICACIÓN DE LÍMITES FRONTERIZOS QUE SE ADAPTE A LA REALIDAD VENEZOLANA Y CUMPLA CON LOS REQUERIMIENTOS LEGALES PERTINENTES.

UNIDAD DE MEDIDA: INFORME TÉCNICO

META: 8

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119101 060033000 IDENTIFICACIÓN DEL LÍMITE INTERNACIONAL EN LA FRONTERA FLUVIAL DEL RÍO ARAUCA CON LA REPÚBLICA DE COLOMBIA, MEDIANTE LA ELABORACIÓN DE ESTUDIOS MULTIDISCIPLINARIOS Y DE CAMPO

OBJETIVO DEL PROYECTO: ESTABLECER UNA METODOLOGÍA DE IDENTIFICACIÓN DE LÍMITES FRONTERIZOS QUE SE ADAPTE A LA REALIDAD VENEZOLANA Y CUMPLA CON LOS REQUERIMIENTOS LEGALES PERTINENTES.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 8

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060033001 INSTALACIÓN DE JORNADAS DE INSTITUCIONALIZACIÓN DEL TEMA LIMÍTROFE EN EL RÍO ARAUCA.

UNIDAD DE MEDIDA: JORNADA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE FRONTERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**83.399**	**0**	**0**	**0**	**0**	**0**	**83.399**
402	05	00	00	Productos de papel, cartón e impresos	16.600	0	0	0	0	0	16.600
402	05	03	00	Productos de papel y cartón para oficina	16.600	0	0	0	0	0	16.600
402	10	00	00	Productos varios y útiles diversos	66.799	0	0	0	0	0	66.799
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	24.000	0	0	0	0	0	24.000
402	10	08	00	Materiales para equipos de computación	17.899	0	0	0	0	0	17.899
402	10	99	00	Otros productos y útiles diversos	24.900	0	0	0	0	0	24.900
403	**00**	**00**	**00**	**Servicios no personales**	**1.499.336**	**0**	**0**	**0**	**0**	**0**	**1.499.336**
403	01	00	00	Alquileres de inmuebles	12.500	0	0	0	0	0	12.500
403	01	01	00	Alquileres de edificios y locales	12.500	0	0	0	0	0	12.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	57.150	0	0	0	0	0	57.150
403	07	02	00	Imprenta y reproducción	20.750	0	0	0	0	0	20.750
403	07	03	00	Relaciones sociales	36.400	0	0	0	0	0	36.400
403	10	00	00	Servicios profesionales y técnicos	21.000	0	0	0	0	0	21.000
403	10	07	00	Servicios de capacitación y adiestramiento	21.000	0	0	0	0	0	21.000
403	18	00	00	Impuestos indirectos	168.186	0	0	0	0	0	168.186
403	18	01	00	Impuesto al valor agregado	168.186	0	0	0	0	0	168.186
403	99	00	00	Otros servicios no personales	1.240.500	0	0	0	0	0	1.240.500
403	99	01	00	Otros servicios no personales	1.240.500	0	0	0	0	0	1.240.500
404	**00**	**00**	**00**	**Activos reales**	**22.000**	**0**	**0**	**0**	**0**	**0**	**22.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	9.000	0	0	0	0	0	9.000
404	05	01	00	Equipos de telecomunicaciones	9.000	0	0	0	0	0	9.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.000	0	0	0	0	0	3.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	3.000	0	0	0	0	0	3.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119101 060033000 IDENTIFICACIÓN DEL LÍMITE INTERNACIONAL EN LA FRONTERA FLUVIAL DEL RÍO ARAUCA CON LA REPÚBLICA DE COLOMBIA, MEDIANTE LA ELABORACIÓN DE ESTUDIOS MULTIDISCIPLINARIOS Y DE CAMPO

OBJETIVO DEL PROYECTO: ESTABLECER UNA METODOLOGÍA DE IDENTIFICACIÓN DE LÍMITES FRONTERIZOS QUE SE ADAPTE A LA REALIDAD VENEZOLANA Y CUMPLA CON LOS REQUERIMIENTOS LEGALES PERTINENTES.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 8

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060033001 INSTALACIÓN DE JORNADAS DE INSTITUCIONALIZACIÓN DEL TEMA LIMÍTROFE EN EL RÍO ARAUCA.

UNIDAD DE MEDIDA: JORNADA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE FRONTERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
404	99	00	00	Otros activos reales	10.000	0	0	0	0	0	10.000
404	99	01	00	Otros activos reales	10.000	0	0	0	0	0	10.000
				Totales	**1.604.735**	**0**	**0**	**0**	**0**	**0**	**1.604.735**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119101 060033000 IDENTIFICACIÓN DEL LÍMITE INTERNACIONAL EN LA FRONTERA FLUVIAL DEL RÍO ARAUCA CON LA REPÚBLICA DE COLOMBIA, MEDIANTE LA ELABORACIÓN DE ESTUDIOS MULTIDISCIPLINARIOS Y DE CAMPO

OBJETIVO DEL PROYECTO: ESTABLECER UNA METODOLOGÍA DE IDENTIFICACIÓN DE LÍMITES FRONTERIZOS QUE SE ADAPTE A LA REALIDAD VENEZOLANA Y CUMPLA CON LOS REQUERIMIENTOS LEGALES PERTINENTES.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 8

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060033002 REALIZACIÓN DE MESAS TÉCNICAS INSTITUCIONALES PARA LA RECOPILACIÓN DE DOCUMENTOS HISTÓRICOS, JURÍDICOS Y CARTOGRÁFICOS, DEL LÍMITE INTERNACIONAL EN EL RÍO ARAUCA.

UNIDAD DE MEDIDA: REUNIÓN **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE FRONTERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**49.750**	**0**	**0**	**0**	**0**	**0**	**49.750**
402	05	00	00	Productos de papel, cartón e impresos	8.500	0	0	0	0	0	8.500
402	05	03	00	Productos de papel y cartón para oficina	8.500	0	0	0	0	0	8.500
402	10	00	00	Productos varios y útiles diversos	41.250	0	0	0	0	0	41.250
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	17.000	0	0	0	0	0	17.000
402	10	08	00	Materiales para equipos de computación	9.250	0	0	0	0	0	9.250
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**557.018**	**0**	**0**	**0**	**0**	**0**	**557.018**
403	01	00	00	Alquileres de inmuebles	10.000	0	0	0	0	0	10.000
403	01	01	00	Alquileres de edificios y locales	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	29.400	0	0	0	0	0	29.400
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	0	10.000
403	07	03	00	Relaciones sociales	19.400	0	0	0	0	0	19.400
403	10	00	00	Servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	67.368	0	0	0	0	0	67.368
403	18	01	00	Impuesto al valor agregado	67.368	0	0	0	0	0	67.368
403	99	00	00	Otros servicios no personales	420.250	0	0	0	0	0	420.250
403	99	01	00	Otros servicios no personales	420.250	0	0	0	0	0	420.250
404	**00**	**00**	**00**	**Activos reales**	**22.000**	**0**	**0**	**0**	**0**	**0**	**22.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	9.000	0	0	0	0	0	9.000
404	05	01	00	Equipos de telecomunicaciones	9.000	0	0	0	0	0	9.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.000	0	0	0	0	0	3.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	3.000	0	0	0	0	0	3.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119101 060033000 IDENTIFICACIÓN DEL LÍMITE INTERNACIONAL EN LA FRONTERA FLUVIAL DEL RÍO ARAUCA CON LA REPÚBLICA DE COLOMBIA, MEDIANTE LA ELABORACIÓN DE ESTUDIOS MULTIDISCIPLINARIOS Y DE CAMPO

OBJETIVO DEL PROYECTO: ESTABLECER UNA METODOLOGÍA DE IDENTIFICACIÓN DE LÍMITES FRONTERIZOS QUE SE ADAPTE A LA REALIDAD VENEZOLANA Y CUMPLA CON LOS REQUERIMIENTOS LEGALES PERTINENTES.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 8

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060033002 REALIZACIÓN DE MESAS TÉCNICAS INSTITUCIONALES PARA LA RECOPILACIÓN DE DOCUMENTOS HISTÓRICOS, JURÍDICOS Y CARTOGRÁFICOS, DEL LÍMITE INTERNACIONAL EN EL RÍO ARAUCA.

UNIDAD DE MEDIDA: REUNIÓN **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE FRONTERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	00	00	Otros activos reales	10.000	0	0	0	0	0	10.000
404	99	01	00	Otros activos reales	10.000	0	0	0	0	0	10.000
				Totales	**628.768**	**0**	**0**	**0**	**0**	**0**	**628.768**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119101 060033000 IDENTIFICACIÓN DEL LÍMITE INTERNACIONAL EN LA FRONTERA FLUVIAL DEL RÍO ARAUCA CON LA REPÚBLICA DE COLOMBIA, MEDIANTE LA ELABORACIÓN DE ESTUDIOS MULTIDISCIPLINARIOS Y DE CAMPO

OBJETIVO DEL PROYECTO: ESTABLECER UNA METODOLOGÍA DE IDENTIFICACIÓN DE LÍMITES FRONTERIZOS QUE SE ADAPTE A LA REALIDAD VENEZOLANA Y CUMPLA CON LOS REQUERIMIENTOS LEGALES PERTINENTES.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 8

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060033003 INSPECCIÓN IN SITU DEL RÍO.

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE FRONTERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**180.000**	**0**	**0**	**0**	**0**	**0**	**180.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	180.000	0	0	0	0	0	180.000
401	01	12	00	Salarios a obreros en puestos no permanentes	180.000	0	0	0	0	0	180.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**622.900**	**0**	**0**	**0**	**0**	**0**	**622.900**
402	01	00	00	Productos alimenticios y agropecuarios	390.000	0	0	0	0	0	390.000
402	01	01	00	Alimentos y bebidas para personas	390.000	0	0	0	0	0	390.000
402	03	00	00	Textiles y vestuarios	2.080	0	0	0	0	0	2.080
402	03	01	00	Textiles	2.080	0	0	0	0	0	2.080
402	05	00	00	Productos de papel, cartón e impresos	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	64.900	0	0	0	0	0	64.900
402	06	03	00	Tintas, pinturas y colorantes	12.000	0	0	0	0	0	12.000
402	06	04	00	Productos farmacéuticos y medicamentos	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	36.000	0	0	0	0	0	36.000
402	06	08	00	Productos plásticos	6.500	0	0	0	0	0	6.500
402	06	99	00	Otros productos de la industria química y conexos	400	0	0	0	0	0	400
402	07	00	00	Productos minerales no metálicos	1.800	0	0	0	0	0	1.800
402	07	04	00	Cemento, cal y yeso	1.800	0	0	0	0	0	1.800
402	08	00	00	Productos metálicos	80.200	0	0	0	0	0	80.200
402	08	01	00	Productos primarios de hierro y acero	5.200	0	0	0	0	0	5.200
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	35.000	0	0	0	0	0	35.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	40.000	0	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	78.920	0	0	0	0	0	78.920
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	24.000	0	0	0	0	0	24.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119101 060033000 IDENTIFICACIÓN DEL LÍMITE INTERNACIONAL EN LA FRONTERA FLUVIAL DEL RÍO ARAUCA CON LA REPÚBLICA DE COLOMBIA, MEDIANTE LA ELABORACIÓN DE ESTUDIOS MULTIDISCIPLINARIOS Y DE CAMPO

OBJETIVO DEL PROYECTO: ESTABLECER UNA METODOLOGÍA DE IDENTIFICACIÓN DE LÍMITES FRONTERIZOS QUE SE ADAPTE A LA REALIDAD VENEZOLANA Y CUMPLA CON LOS REQUERIMIENTOS LEGALES PERTINENTES.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 8

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060033003 INSPECCIÓN IN SITU DEL RÍO.

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE FRONTERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	3.120	0	0	0	0	0	3.120
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	31.800	0	0	0	0	0	31.800
403	**00**	**00**	**00**	**Servicios no personales**	**1.425.788**	**0**	**0**	**0**	**0**	**0**	**1.425.788**
403	02	00	00	Alquileres de maquinaria y equipos	468.000	0	0	0	0	0	468.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	468.000	0	0	0	0	0	468.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	442.000	0	0	0	0	0	442.000
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	0	10.000
403	07	03	00	Relaciones sociales	432.000	0	0	0	0	0	432.000
403	09	00	00	Viáticos y pasajes	8.000	0	0	0	0	0	8.000
403	09	01	00	Viáticos y pasajes dentro del país	8.000	0	0	0	0	0	8.000
403	10	00	00	Servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	24.000	0	0	0	0	0	24.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	24.000	0	0	0	0	0	24.000
403	18	00	00	Impuestos indirectos	211.788	0	0	0	0	0	211.788
403	18	01	00	Impuesto al valor agregado	211.788	0	0	0	0	0	211.788
403	99	00	00	Otros servicios no personales	72.000	0	0	0	0	0	72.000
403	99	01	00	Otros servicios no personales	72.000	0	0	0	0	0	72.000
				Totales	**2.228.688**	**0**	**0**	**0**	**0**	0	**2.228.688**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119101 060033000 IDENTIFICACIÓN DEL LÍMITE INTERNACIONAL EN LA FRONTERA FLUVIAL DEL RÍO ARAUCA CON LA REPÚBLICA DE COLOMBIA, MEDIANTE LA ELABORACIÓN DE ESTUDIOS MULTIDISCIPLINARIOS Y DE CAMPO

OBJETIVO DEL PROYECTO: ESTABLECER UNA METODOLOGÍA DE IDENTIFICACIÓN DE LÍMITES FRONTERIZOS QUE SE ADAPTE A LA REALIDAD VENEZOLANA Y CUMPLA CON LOS REQUERIMIENTOS LEGALES PERTINENTES.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 8

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060033004 SISTEMATIZACIÓN, AUTOMATIZACIÓN Y PROCESAMIENTO DE LA DATA RECOPILADA.

UNIDAD DE MEDIDA: CARACTERIZACIÓN **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE FRONTERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**56.000**	**0**	**0**	**0**	**0**	0	**56.000**
403	10	00	00	Servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	10	07	00	Servicios de capacitación y adiestramiento	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	6.000	0	0	0	0	0	6.000
403	18	01	00	Impuesto al valor agregado	6.000	0	0	0	0	0	6.000
				Totales	**56.000**	**0**	**0**	**0**	**0**	0	**56.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119128 060034000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN AMÉRICA DEL NORTE Y EL AFIANZAMIENTO DE LOS VÍNCULOS POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: CONTRARRESTAR LAS MATRICES DE OPINIÓN ADVERSAS AL PROCESO REVOLUCIONARIO

UNIDAD DE MEDIDA: INFORME TÉCNICO

META: 16

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**260.000**	**0**	**0**	**0**	**0**	**0**	**260.000**
402	01	00	00	Productos alimenticios y agropecuarios	260.000	0	0	0	0	0	260.000
402	01	01	00	Alimentos y bebidas para personas	260.000	0	0	0	0	0	260.000
403	**00**	**00**	**00**	**Servicios no personales**	**740.000**	**0**	**0**	**0**	**0**	**0**	**740.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	390.000	0	0	0	0	0	390.000
403	07	03	00	Relaciones sociales	390.000	0	0	0	0	0	390.000
403	09	00	00	Viáticos y pasajes	220.000	0	0	0	0	0	220.000
403	09	02	00	Viáticos y pasajes fuera del país	220.000	0	0	0	0	0	220.000
403	99	00	00	Otros servicios no personales	130.000	0	0	0	0	0	130.000
403	99	01	00	Otros servicios no personales	130.000	0	0	0	0	0	130.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 06 - 129

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119128 060034000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN AMÉRICA DEL NORTE Y EL AFIANZAMIENTO DE LOS VÍNCULOS POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: CONTRARRESTAR LAS MATRICES DE OPINIÓN ADVERSAS AL PROCESO REVOLUCIONARIO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 16

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119128 060034000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN AMÉRICA DEL NORTE Y EL AFIANZAMIENTO DE LOS VÍNCULOS POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: CONTRARRESTAR LAS MATRICES DE OPINIÓN ADVERSAS AL PROCESO REVOLUCIONARIO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 16

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060034001 EJECUCIÓN DE ACCIONES ESTRATÉGICAS MANCOMUNADAS EN LA REGIÓN DE ESTADOS UNIDOS

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO PARA AMÉRICA DEL NORTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	250.000	0	0	0	0	0	250.000
403	07	03	00	Relaciones sociales	250.000	0	0	0	0	0	250.000
403	09	00	00	Viáticos y pasajes	150.000	0	0	0	0	0	150.000
403	09	02	00	Viáticos y pasajes fuera del país	150.000	0	0	0	0	0	150.000
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
				Totales	**700.000**	**0**	**0**	**0**	**0**	**0**	**700.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119128 060034000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN AMÉRICA DEL NORTE Y EL AFIANZAMIENTO DE LOS VÍNCULOS POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: CONTRARRESTAR LAS MATRICES DE OPINIÓN ADVERSAS AL PROCESO REVOLUCIONARIO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 16

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060034002 EJECUCIÓN DE ACCIONES ESTRATÉGICAS MANCOMUNADAS EN LA REGIÓN DE CANADÁ

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO PARA AMÉRICA DEL NORTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**60.000**	**0**	**0**	**0**	**0**	**0**	**60.000**
402	01	00	00	Productos alimenticios y agropecuarios	60.000	0	0	0	0	0	60.000
402	01	01	00	Alimentos y bebidas para personas	60.000	0	0	0	0	0	60.000
403	**00**	**00**	**00**	**Servicios no personales**	**240.000**	**0**	**0**	**0**	**0**	**0**	**240.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	140.000	0	0	0	0	0	140.000
403	07	03	00	Relaciones sociales	140.000	0	0	0	0	0	140.000
403	09	00	00	Viáticos y pasajes	70.000	0	0	0	0	0	70.000
403	09	02	00	Viáticos y pasajes fuera del país	70.000	0	0	0	0	0	70.000
403	99	00	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000
403	99	01	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119071 060035000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EUROPA Y AFIANZAMIENTO DE LOS VÍNCULOS DE RECIPROCIDAD Y RELACIONAMIENTO POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: ESTABLECER ALIANZAS POLÍTICAS CON LAS FUERZAS SOCIALES, PARTIDOS POLÍTICOS Y PARLAMENTOS, Y DE MANERA PRIORITARIA, CON LOS MOVIMIENTOS SOCIALES.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN

META: 2

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**550.000**	**0**	**0**	**0**	**0**	**0**	**550.000**
402	01	00	00	Productos alimenticios y agropecuarios	550.000	0	0	0	0	0	550.000
402	01	01	00	Alimentos y bebidas para personas	550.000	0	0	0	0	0	550.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.350.000**	**0**	**0**	**0**	**0**	**0**	**2.350.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.100.000	0	0	0	0	0	1.100.000
403	07	03	00	Relaciones sociales	1.100.000	0	0	0	0	0	1.100.000
403	09	00	00	Viáticos y pasajes	900.000	0	0	0	0	0	900.000
403	09	02	00	Viáticos y pasajes fuera del país	900.000	0	0	0	0	0	900.000
403	99	00	00	Otros servicios no personales	350.000	0	0	0	0	0	350.000
403	99	01	00	Otros servicios no personales	350.000	0	0	0	0	0	350.000
				Totales	**2.900.000**	**0**	**0**	**0**	**0**	**0**	**2.900.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119071 060035000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EUROPA Y AFIANZAMIENTO DE LOS VÍNCULOS DE RECIPROCIDAD Y RELACIONAMIENTO POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: ESTABLECER ALIANZAS POLÍTICAS CON LAS FUERZAS SOCIALES, PARTIDOS POLÍTICOS Y PARLAMENTOS, Y DE MANERA PRIORITARIA, CON LOS MOVIMIENTOS SOCIALES.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN

META: 2

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119071 060035000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EUROPA Y AFIANZAMIENTO DE LOS VÍNCULOS DE RECIPROCIDAD Y RELACIONAMIENTO POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: ESTABLECER ALIANZAS POLÍTICAS CON LAS FUERZAS SOCIALES, PARTIDOS POLÍTICOS Y PARLAMENTOS, Y DE MANERA PRIORITARIA, CON LOS MOVIMIENTOS SOCIALES.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060035001 EJECUCIÓN DE ACCIONES ESTRATÉGICAS MANCOMUNADAS EN LA REGIÓN DE EUROPA CENTRO OCCIDENTAL Y SEPTENTRIONAL

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO PARA EUROPA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
402	01	00	00	Productos alimenticios y agropecuarios	300.000	0	0	0	0	0	300.000
402	01	01	00	Alimentos y bebidas para personas	300.000	0	0	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.400.000**	**0**	**0**	**0**	**0**	**0**	**1.400.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	650.000	0	0	0	0	0	650.000
403	07	03	00	Relaciones sociales	650.000	0	0	0	0	0	650.000
403	09	00	00	Viáticos y pasajes	700.000	0	0	0	0	0	700.000
403	09	02	00	Viáticos y pasajes fuera del país	700.000	0	0	0	0	0	700.000
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
				Totales	**1.700.000**	**0**	**0**	**0**	**0**	**0**	**1.700.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119071 060035000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EUROPA Y AFIANZAMIENTO DE LOS VÍNCULOS DE RECIPROCIDAD Y RELACIONAMIENTO POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: ESTABLECER ALIANZAS POLÍTICAS CON LAS FUERZAS SOCIALES, PARTIDOS POLÍTICOS Y PARLAMENTOS, Y DE MANERA PRIORITARIA, CON LOS MOVIMIENTOS SOCIALES.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060035002 EJECUCIÓN DE ACCIONES ESTRATÉGICAS MANCOMUNADAS EN LA REGIÓN DE EUROPA DEL ESTE Y BALCÁNICA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO PARA EUROPA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
402	01	00	00	Productos alimenticios y agropecuarios	250.000	0	0	0	0	0	250.000
402	01	01	00	Alimentos y bebidas para personas	250.000	0	0	0	0	0	250.000
403	**00**	**00**	**00**	**Servicios no personales**	**950.000**	**0**	**0**	**0**	**0**	**0**	**950.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	450.000	0	0	0	0	0	450.000
403	07	03	00	Relaciones sociales	450.000	0	0	0	0	0	450.000
403	09	00	00	Viáticos y pasajes	200.000	0	0	0	0	0	200.000
403	09	02	00	Viáticos y pasajes fuera del pais	200.000	0	0	0	0	0	200.000
403	99	00	00	Otros servicios no personales	300.000	0	0	0	0	0	300.000
403	99	01	00	Otros servicios no personales	300.000	0	0	0	0	0	300.000
				Totales	**1.200.000**	**0**	**0**	**0**	**0**	**0**	**1.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119067 060036000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN ASIA, MEDIO ORIENTE Y OCEANÍA Y EL AFIANZAMIENTO DE LOS VÍNCULOS POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: REIMPULSAR LAS RELACIONES CON PAÍSES DONDE NO TENEMOS VÍNCULOS ESTRATÉGICOS

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN

META: 12

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**422.000**	**0**	**0**	**0**	**0**	**0**	**422.000**
402	01	00	00	Productos alimenticios y agropecuarios	422.000	0	0	0	0	0	422.000
402	01	01	00	Alimentos y bebidas para personas	422.000	0	0	0	0	0	422.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.378.000**	**0**	**0**	**0**	**0**	**0**	**2.378.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	842.000	0	0	0	0	0	842.000
403	07	03	00	Relaciones sociales	842.000	0	0	0	0	0	842.000
403	09	00	00	Viáticos y pasajes	921.000	0	0	0	0	0	921.000
403	09	02	00	Viáticos y pasajes fuera del país	921.000	0	0	0	0	0	921.000
403	99	00	00	Otros servicios no personales	615.000	0	0	0	0	0	615.000
403	99	01	00	Otros servicios no personales	615.000	0	0	0	0	0	615.000
				Totales	**2.800.000**	**0**	**0**	**0**	**0**	**0**	**2.800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119067 060036000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN ASIA, MEDIO ORIENTE Y OCEANÍA Y EL AFIANZAMIENTO DE LOS VÍNCULOS POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: REIMPULSAR LAS RELACIONES CON PAÍSES DONDE NO TENEMOS VÍNCULOS ESTRATÉGICOS

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN

META: 12

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119067 060036000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN ASIA, MEDIO ORIENTE Y OCEANÍA Y EL AFIANZAMIENTO DE LOS VÍNCULOS POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: REIMPULSAR LAS RELACIONES CON PAÍSES DONDE NO TENEMOS VÍNCULOS ESTRATÉGICOS

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060036001 EJECUCIÓN DE ACCIONES ESTRATÉGICAS MANCOMUNADAS EN LA REGIÓN DE ASIA SUR ORIENTAL

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO PARA ASIA, MEDIO ORIENTE Y OCEANÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**115.000**	**0**	**0**	**0**	**0**	**0**	**115.000**
402	01	00	00	Productos alimenticios y agropecuarios	115.000	0	0	0	0	0	115.000
402	01	01	00	Alimentos y bebidas para personas	115.000	0	0	0	0	0	115.000
403	**00**	**00**	**00**	**Servicios no personales**	**635.000**	**0**	**0**	**0**	**0**	**0**	**635.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	248.000	0	0	0	0	0	248.000
403	07	03	00	Relaciones sociales	248.000	0	0	0	0	0	248.000
403	09	00	00	Viáticos y pasajes	213.000	0	0	0	0	0	213.000
403	09	02	00	Viáticos y pasajes fuera del país	213.000	0	0	0	0	0	213.000
403	99	00	00	Otros servicios no personales	174.000	0	0	0	0	0	174.000
403	99	01	00	Otros servicios no personales	174.000	0	0	0	0	0	174.000
				Totales	**750.000**	**0**	**0**	**0**	**0**	**0**	**750.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119067 060036000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN ASIA, MEDIO ORIENTE Y OCEANÍA Y EL AFIANZAMIENTO DE LOS VÍNCULOS POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: REIMPULSAR LAS RELACIONES CON PAÍSES DONDE NO TENEMOS VÍNCULOS ESTRATÉGICOS

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060036002 EJECUCIÓN DE ACCIONES ESTRATÉGICAS MANCOMUNADAS EN LA REGIÓN DE ASIA CENTRAL

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO PARA ASIA, MEDIO ORIENTE Y OCEANÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**117.000**	**0**	**0**	**0**	**0**	**0**	**117.000**
402	01	00	00	Productos alimenticios y agropecuarios	117.000	0	0	0	0	0	117.000
402	01	01	00	Alimentos y bebidas para personas	117.000	0	0	0	0	0	117.000
403	**00**	**00**	**00**	**Servicios no personales**	**583.000**	**0**	**0**	**0**	**0**	**0**	**583.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	209.000	0	0	0	0	0	209.000
403	07	03	00	Relaciones sociales	209.000	0	0	0	0	0	209.000
403	09	00	00	Viáticos y pasajes	220.000	0	0	0	0	0	220.000
403	09	02	00	Viáticos y pasajes fuera del país	220.000	0	0	0	0	0	220.000
403	99	00	00	Otros servicios no personales	154.000	0	0	0	0	0	154.000
403	99	01	00	Otros servicios no personales	154.000	0	0	0	0	0	154.000
				Totales	**700.000**	**0**	**0**	**0**	**0**	**0**	**700.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119067 060036000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN ASIA, MEDIO ORIENTE Y OCEANÍA Y EL AFIANZAMIENTO DE LOS VÍNCULOS POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: REIMPULSAR LAS RELACIONES CON PAÍSES DONDE NO TENEMOS VÍNCULOS ESTRATÉGICOS

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060036003 EJECUCIÓN DE ACCIONES ESTRATÉGICAS MANCOMUNADAS EN LA REGIÓN DE MEDIO ORIENTE

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO PARA ASIA, MEDIO ORIENTE Y OCEANÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**85.000**	**0**	**0**	**0**	**0**	**0**	**85.000**
402	01	00	00	Productos alimenticios y agropecuarios	85.000	0	0	0	0	0	85.000
402	01	01	00	Alimentos y bebidas para personas	85.000	0	0	0	0	0	85.000
403	**00**	**00**	**00**	**Servicios no personales**	**515.000**	**0**	**0**	**0**	**0**	**0**	**515.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	150.000	0	0	0	0	0	150.000
403	07	03	00	Relaciones sociales	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	260.000	0	0	0	0	0	260.000
403	09	02	00	Viáticos y pasajes fuera del país	260.000	0	0	0	0	0	260.000
403	99	00	00	Otros servicios no personales	105.000	0	0	0	0	0	105.000
403	99	01	00	Otros servicios no personales	105.000	0	0	0	0	0	105.000
				Totales	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119067 060036000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN ASIA, MEDIO ORIENTE Y OCEANÍA Y EL AFIANZAMIENTO DE LOS VÍNCULOS POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: REIMPULSAR LAS RELACIONES CON PAÍSES DONDE NO TENEMOS VÍNCULOS ESTRATÉGICOS

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060036004 EJECUCIÓN DE ACCIONES ESTRATÉGICAS MANCOMUNADAS EN LA REGIÓN DEL LEJANO ORIENTE ASIÁTICO Y OCEANÍA

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO PARA ASIA, MEDIO ORIENTE Y OCEANÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**105.000**	**0**	**0**	**0**	**0**	**0**	**105.000**
402	01	00	00	Productos alimenticios y agropecuarios	105.000	0	0	0	0	0	105.000
402	01	01	00	Alimentos y bebidas para personas	105.000	0	0	0	0	0	105.000
403	**00**	**00**	**00**	**Servicios no personales**	**645.000**	**0**	**0**	**0**	**0**	**0**	**645.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	235.000	0	0	0	0	0	235.000
403	07	03	00	Relaciones sociales	235.000	0	0	0	0	0	235.000
403	09	00	00	Viáticos y pasajes	228.000	0	0	0	0	0	228.000
403	09	02	00	Viáticos y pasajes fuera del pais	228.000	0	0	0	0	0	228.000
403	99	00	00	Otros servicios no personales	182.000	0	0	0	0	0	182.000
403	99	01	00	Otros servicios no personales	182.000	0	0	0	0	0	182.000
				Totales	**750.000**	**0**	**0**	**0**	**0**	**0**	**750.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119069 060037000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN ÁFRICA Y AFIANZAMIENTO DE LOS VÍNCULOS POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: EJECUTAR ACTIVIDADES QUE PROMUEVAN CONVENIOS DE COOPERACIÓN MULTILATERAL.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
402	01	00	00	Productos alimenticios y agropecuarios	300.000	0	0	0	0	0	300.000
402	01	01	00	Alimentos y bebidas para personas	300.000	0	0	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.700.000**	**0**	**0**	**0**	**0**	**0**	**1.700.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	630.000	0	0	0	0	0	630.000
403	07	03	00	Relaciones sociales	630.000	0	0	0	0	0	630.000
403	09	00	00	Viáticos y pasajes	695.000	0	0	0	0	0	695.000
403	09	02	00	Viáticos y pasajes fuera del país	695.000	0	0	0	0	0	695.000
403	99	00	00	Otros servicios no personales	375.000	0	0	0	0	0	375.000
403	99	01	00	Otros servicios no personales	375.000	0	0	0	0	0	375.000
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119069 060037000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN ÁFRICA Y AFIANZAMIENTO DE LOS VÍNCULOS POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: EJECUTAR ACTIVIDADES QUE PROMUEVAN CONVENIOS DE COOPERACIÓN MULTILATERAL.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN

META: 12

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119069 060037000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN ÁFRICA Y AFIANZAMIENTO DE LOS VÍNCULOS POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: EJECUTAR ACTIVIDADES QUE PROMUEVAN CONVENIOS DE COOPERACIÓN MULTILATERAL.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060037001 EJECUCIÓN DE ACCIONES ESTRATÉGICAS MANCOMUNADAS EN LA REGIÓN DE ÁFRICA SÁHEL SAHARIANA SEPTENTRIONAL

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO PARA ÁFRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**800.000**	**0**	**0**	**0**	**0**	**0**	**800.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	0	300.000
403	07	03	00	Relaciones sociales	300.000	0	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	300.000	0	0	0	0	0	300.000
403	09	02	00	Viáticos y pasajes fuera del país	300.000	0	0	0	0	0	300.000
403	99	00	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
403	99	01	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119069 060037000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN ÁFRICA Y AFIANZAMIENTO DE LOS VÍNCULOS POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: EJECUTAR ACTIVIDADES QUE PROMUEVAN CONVENIOS DE COOPERACIÓN MULTILATERAL.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060037002 EJECUCIÓN DE ACCIONES ESTRATÉGICAS MANCOMUNADAS EN LA REGIÓN DE ÁFRICA CENTRO ORIENTAL

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO PARA ÁFRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	02	00	Viáticos y pasajes fuera del país	100.000	0	0	0	0	0	100.000
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119069 060037000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN ÁFRICA Y AFIANZAMIENTO DE LOS VÍNCULOS POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: EJECUTAR ACTIVIDADES QUE PROMUEVAN CONVENIOS DE COOPERACIÓN MULTILATERAL.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060037003 EJECUCIÓN DE ACCIONES ESTRATÉGICAS MANCOMUNADAS EN LA REGIÓN DE ÁFRICA CENTRO OCCIDENTAL

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO PARA ÁFRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**280.000**	**0**	**0**	**0**	**0**	**0**	**280.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	110.000	0	0	0	0	0	110.000
403	07	03	00	Relaciones sociales	110.000	0	0	0	0	0	110.000
403	09	00	00	Viáticos y pasajes	115.000	0	0	0	0	0	115.000
403	09	02	00	Viáticos y pasajes fuera del país	115.000	0	0	0	0	0	115.000
403	99	00	00	Otros servicios no personales	55.000	0	0	0	0	0	55.000
403	99	01	00	Otros servicios no personales	55.000	0	0	0	0	0	55.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119069 060037000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN ÁFRICA Y AFIANZAMIENTO DE LOS VÍNCULOS POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: EJECUTAR ACTIVIDADES QUE PROMUEVAN CONVENIOS DE COOPERACIÓN MULTILATERAL.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060037004 EJECUCIÓN DE ACCIONES ESTRATÉGICAS MANCOMUNADAS EN LA REGIÓN DE ÁFRICA AUSTRAL.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO PARA ÁFRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.000**	**0**	**0**	**0**	**0**	**0**	**30.000**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**370.000**	**0**	**0**	**0**	**0**	**0**	**370.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	120.000	0	0	0	0	0	120.000
403	07	03	00	Relaciones sociales	120.000	0	0	0	0	0	120.000
403	09	00	00	Viáticos y pasajes	180.000	0	0	0	0	0	180.000
403	09	02	00	Viáticos y pasajes fuera del país	180.000	0	0	0	0	0	180.000
403	99	00	00	Otros servicios no personales	70.000	0	0	0	0	0	70.000
403	99	01	00	Otros servicios no personales	70.000	0	0	0	0	0	70.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119087 060038000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN AMÉRICA LATINA Y EL CARIBE Y EL AFIANZAMIENTO DE LOS VÍNCULOS POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: AUMENTAR LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS PAÍSES DE AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: INFORME

META: 8

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**60.000**	**0**	**0**	**0**	**0**	**0**	**60.000**
402	01	00	00	Productos alimenticios y agropecuarios	60.000	0	0	0	0	0	60.000
402	01	01	00	Alimentos y bebidas para personas	60.000	0	0	0	0	0	60.000
403	**00**	**00**	**00**	**Servicios no personales**	**540.000**	**0**	**0**	**0**	**0**	**0**	**540.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	235.000	0	0	0	0	0	235.000
403	07	03	00	Relaciones sociales	235.000	0	0	0	0	0	235.000
403	09	00	00	Viáticos y pasajes	130.000	0	0	0	0	0	130.000
403	09	02	00	Viáticos y pasajes fuera del país	130.000	0	0	0	0	0	130.000
403	99	00	00	Otros servicios no personales	175.000	0	0	0	0	0	175.000
403	99	01	00	Otros servicios no personales	175.000	0	0	0	0	0	175.000
				Totales	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119087 060038000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN AMÉRICA LATINA Y EL CARIBE Y EL AFIANZAMIENTO DE LOS VÍNCULOS POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: AUMENTAR LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS PAÍSES DE AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: INFORME

META: 8

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119087 060038000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN AMÉRICA LATINA Y EL CARIBE Y EL AFIANZAMIENTO DE LOS VÍNCULOS POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: AUMENTAR LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS PAÍSES DE AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: INFORME **META:** 8

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060038001 EJECUCIÓN DE ACCIONES ESTRATÉGICAS MANCOMUNADAS EN LA REGIÓN DE SURAMÉRICA

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO PARA AMÉRICA LATINA Y EL CARIBE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**450.000**	**0**	**0**	**0**	**0**	**0**	**450.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	200.000	0	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	02	00	Viáticos y pasajes fuera del país	100.000	0	0	0	0	0	100.000
403	99	00	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000
403	99	01	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119087 060038000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN AMÉRICA LATINA Y EL CARIBE Y EL AFIANZAMIENTO DE LOS VÍNCULOS POLÍTICOS, CON LAS ÁREAS GEOESTRATÉGICAS DEL CONTINENTE

OBJETIVO DEL PROYECTO: AUMENTAR LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS PAÍSES DE AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: INFORME **META:** 8

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060038002 EJECUCIÓN DE ACCIONES ESTRATÉGICAS MANCOMUNADAS EN LA REGIÓN DE CENTRO AMÉRICA Y EL CARIBE

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO PARA AMÉRICA LATINA Y EL CARIBE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.000**	**0**	**0**	**0**	**0**	**0**	**10.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**90.000**	**0**	**0**	**0**	**0**	**0**	**90.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	35.000	0	0	0	0	0	35.000
403	07	03	00	Relaciones sociales	35.000	0	0	0	0	0	35.000
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	02	00	Viáticos y pasajes fuera del país	30.000	0	0	0	0	0	30.000
403	99	00	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
403	99	01	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
				Totales	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119089 060039000 REIMPULSO DEL INTERCAMBIO CULTURAL, EDUCATIVO Y CIENTÍFICO, HACIA LA INTERNACIONALIZACIÓN DEL PENSAMIENTO BOLIVARIANO

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS PARA LA VISIBILIZACIÓN Y EL FORTALECIMIENTO DE LOS MOVIMIENTOS SOCIALES, QUE HACEN VIDA EN LAS REGIONES DEL MUNDO, DONDE VENEZUELA TIENE PRESENCIA, A TRAVÉS DE SUS REPRESENTACIONES DIPLOMÁTICAS Y CONSULARES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 802

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**342.833**	**0**	**0**	**0**	**0**	**0**	**342.833**
401	01	00	00	Sueldos, salarios y otras retribuciones	342.833	0	0	0	0	0	342.833
401	01	18	00	Remuneraciones al personal contratado	342.833	0	0	0	0	0	342.833
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**484.156**	**0**	**0**	**0**	**0**	**0**	**484.156**
402	01	00	00	Productos alimenticios y agropecuarios	252.643	0	0	0	0	0	252.643
402	01	01	00	Alimentos y bebidas para personas	252.643	0	0	0	0	0	252.643
402	02	00	00	Productos de minas, canteras y yacimientos	4.971	0	0	0	0	0	4.971
402	02	01	00	Carbón mineral	4.971	0	0	0	0	0	4.971
402	03	00	00	Textiles y vestuarios	33.085	0	0	0	0	0	33.085
402	03	01	00	Textiles	3.199	0	0	0	0	0	3.199
402	03	02	00	Prendas de vestir	25.483	0	0	0	0	0	25.483
402	03	03	00	Calzados	4.403	0	0	0	0	0	4.403
402	05	00	00	Productos de papel, cartón e impresos	59.795	0	0	0	0	0	59.795
402	05	01	00	Pulpa de madera, papel y cartón	3.120	0	0	0	0	0	3.120
402	05	03	00	Productos de papel y cartón para oficina	54.479	0	0	0	0	0	54.479
402	05	04	00	Libros, revistas y periódicos	112	0	0	0	0	0	112
402	05	05	00	Material de enseñanza	576	0	0	0	0	0	576
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.508	0	0	0	0	0	1.508
402	06	00	00	Productos químicos y derivados	18.898	0	0	0	0	0	18.898
402	06	03	00	Tintas, pinturas y colorantes	12.782	0	0	0	0	0	12.782
402	06	06	00	Combustibles y lubricantes	2.043	0	0	0	0	0	2.043
402	06	08	00	Productos plásticos	4.073	0	0	0	0	0	4.073
402	07	00	00	Productos minerales no metálicos	753	0	0	0	0	0	753
402	07	02	00	Vidrios y productos de vidrio	753	0	0	0	0	0	753
402	10	00	00	Productos varios y útiles diversos	100.878	0	0	0	0	0	100.878
402	10	01	00	Artículos de deporte, recreación y juguetes	9.376	0	0	0	0	0	9.376
402	10	02	00	Materiales y útiles de limpieza y aseo	480	0	0	0	0	0	480
402	10	03	00	Utensilios de cocina y comedor	30	0	0	0	0	0	30
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.024	0	0	0	0	0	25.024

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119089 060039000 REIMPULSO DEL INTERCAMBIO CULTURAL, EDUCATIVO Y CIENTÍFICO, HACIA LA INTERNACIONALIZACIÓN DEL PENSAMIENTO BOLIVARIANO

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS PARA LA VISIBILIZACIÓN Y EL FORTALECIMIENTO DE LOS MOVIMIENTOS SOCIALES, QUE HACEN VIDA EN LAS REGIONES DEL MUNDO, DONDE VENEZUELA TIENE PRESENCIA, A TRAVÉS DE SUS REPRESENTACIONES DIPLOMÁTICAS Y CONSULARES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 802

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	26.263	0	0	0	0	0	26.263
402	10	08	00	Materiales para equipos de computación	33.403	0	0	0	0	0	33.403
402	10	99	00	Otros productos y útiles diversos	6.302	0	0	0	0	0	6.302
402	99	00	00	Otros materiales y suministros	13.133	0	0	0	0	0	13.133
402	99	01	00	Otros materiales y suministros	13.133	0	0	0	0	0	13.133
403	**00**	**00**	**00**	**Servicios no personales**	**1.194.658**	**0**	**0**	**0**	**0**	**0**	**1.194.658**
403	01	00	00	Alquileres de inmuebles	11.440	0	0	0	0	0	11.440
403	01	01	00	Alquileres de edificios y locales	10.251	0	0	0	0	0	10.251
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.189	0	0	0	0	0	1.189
403	02	00	00	Alquileres de maquinaria y equipos	16.190	0	0	0	0	0	16.190
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	8.672	0	0	0	0	0	8.672
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	2.332	0	0	0	0	0	2.332
403	02	99	00	Alquileres de otras maquinaria y equipos	5.186	0	0	0	0	0	5.186
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	871	0	0	0	0	0	871
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	871	0	0	0	0	0	871
403	06	00	00	Servicios de transporte y almacenaje	14.020	0	0	0	0	0	14.020
403	06	01	00	Fletes y embalajes	11.218	0	0	0	0	0	11.218
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.802	0	0	0	0	0	2.802
403	07	00	00	Servicios de información, impresión y relaciones públicas	625.908	0	0	0	0	0	625.908
403	07	01	00	Publicidad y propaganda	15.000	0	0	0	0	0	15.000
403	07	02	00	Imprenta y reproducción	148.002	0	0	0	0	0	148.002
403	07	03	00	Relaciones sociales	446.581	0	0	0	0	0	446.581
403	07	04	00	Avisos	16.325	0	0	0	0	0	16.325
403	09	00	00	Viáticos y pasajes	276.418	0	0	0	0	0	276.418
403	09	02	00	Viáticos y pasajes fuera del país	276.418	0	0	0	0	0	276.418
403	10	00	00	Servicios profesionales y técnicos	64.114	0	0	0	0	0	64.114
403	10	07	00	Servicios de capacitación y adiestramiento	3.865	0	0	0	0	0	3.865
403	10	99	00	Otros servicios profesionales y técnicos	60.249	0	0	0	0	0	60.249
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.142	0	0	0	0	0	6.142

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119089 060039000 REIMPULSO DEL INTERCAMBIO CULTURAL, EDUCATIVO Y CIENTÍFICO, HACIA LA INTERNACIONALIZACIÓN DEL PENSAMIENTO BOLIVARIANO

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS PARA LA VISIBILIZACIÓN Y EL FORTALECIMIENTO DE LOS MOVIMIENTOS SOCIALES, QUE HACEN VIDA EN LAS REGIONES DEL MUNDO, DONDE VENEZUELA TIENE PRESENCIA, A TRAVÉS DE SUS REPRESENTACIONES DIPLOMÁTICAS Y CONSULARES.

UNIDAD DE MEDIDA: ACTIVIDAD

META: 802

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.047	0	0	0	0	0	2.047
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.095	0	0	0	0	0	4.095
403	99	00	00	Otros servicios no personales	179.555	0	0	0	0	0	179.555
403	99	01	00	Otros servicios no personales	179.555	0	0	0	0	0	179.555
				Totales	**2.021.647**	**0**	**0**	**0**	**0**	**0**	**2.021.647**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119089 060039000 REIMPULSO DEL INTERCAMBIO CULTURAL, EDUCATIVO Y CIENTÍFICO, HACIA LA INTERNACIONALIZACIÓN DEL PENSAMIENTO BOLIVARIANO

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS PARA LA VISIBILIZACIÓN Y EL FORTALECIMIENTO DE LOS MOVIMIENTOS SOCIALES, QUE HACEN VIDA EN LAS REGIONES DEL MUNDO, DONDE VENEZUELA TIENE PRESENCIA, A TRAVÉS DE SUS REPRESENTACIONES DIPLOMÁTICAS Y CONSULARES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 802

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119089 060039000 REIMPULSO DEL INTERCAMBIO CULTURAL, EDUCATIVO Y CIENTÍFICO, HACIA LA INTERNACIONALIZACIÓN DEL PENSAMIENTO BOLIVARIANO

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS PARA LA VISIBILIZACIÓN Y EL FORTALECIMIENTO DE LOS MOVIMIENTOS SOCIALES, QUE HACEN VIDA EN LAS REGIONES DEL MUNDO, DONDE VENEZUELA TIENE PRESENCIA, A TRAVÉS DE SUS REPRESENTACIONES DIPLOMÁTICAS Y CONSULARES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 802

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060039001 EJECUCIÓN DE EVENTOS CULTURALES DE LOS INSTITUTOS VENEZOLANOS PARA LA CULTURA Y LA COOPERACIÓN Y CENTROS CULTURALES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 767

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**342.833**	**0**	**0**	**0**	**0**	**0**	**342.833**
401	01	00	00	Sueldos, salarios y otras retribuciones	342.833	0	0	0	0	0	342.833
401	01	18	00	Remuneraciones al personal contratado	342.833	0	0	0	0	0	342.833
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**359.156**	**0**	**0**	**0**	**0**	**0**	**359.156**
402	01	00	00	Productos alimenticios y agropecuarios	127.643	0	0	0	0	0	127.643
402	01	01	00	Alimentos y bebidas para personas	127.643	0	0	0	0	0	127.643
402	02	00	00	Productos de minas, canteras y yacimientos	4.971	0	0	0	0	0	4.971
402	02	01	00	Carbón mineral	4.971	0	0	0	0	0	4.971
402	03	00	00	Textiles y vestuarios	33.085	0	0	0	0	0	33.085
402	03	01	00	Textiles	3.199	0	0	0	0	0	3.199
402	03	02	00	Prendas de vestir	25.483	0	0	0	0	0	25.483
402	03	03	00	Calzados	4.403	0	0	0	0	0	4.403
402	05	00	00	Productos de papel, cartón e impresos	59.795	0	0	0	0	0	59.795
402	05	01	00	Pulpa de madera, papel y cartón	3.120	0	0	0	0	0	3.120
402	05	03	00	Productos de papel y cartón para oficina	54.479	0	0	0	0	0	54.479
402	05	04	00	Libros, revistas y periódicos	112	0	0	0	0	0	112
402	05	05	00	Material de enseñanza	576	0	0	0	0	0	576
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.508	0	0	0	0	0	1.508
402	06	00	00	Productos químicos y derivados	18.898	0	0	0	0	0	18.898
402	06	03	00	Tintas, pinturas y colorantes	12.782	0	0	0	0	0	12.782
402	06	06	00	Combustibles y lubricantes	2.043	0	0	0	0	0	2.043
402	06	08	00	Productos plásticos	4.073	0	0	0	0	0	4.073
402	07	00	00	Productos minerales no metálicos	753	0	0	0	0	0	753
402	07	02	00	Vidrios y productos de vidrio	753	0	0	0	0	0	753

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119089 060039000 REIMPULSO DEL INTERCAMBIO CULTURAL, EDUCATIVO Y CIENTÍFICO, HACIA LA INTERNACIONALIZACIÓN DEL PENSAMIENTO BOLIVARIANO

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS PARA LA VISIBILIZACIÓN Y EL FORTALECIMIENTO DE LOS MOVIMIENTOS SOCIALES, QUE HACEN VIDA EN LAS REGIONES DEL MUNDO, DONDE VENEZUELA TIENE PRESENCIA, A TRAVÉS DE SUS REPRESENTACIONES DIPLOMÁTICAS Y CONSULARES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 802

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060039001 EJECUCIÓN DE EVENTOS CULTURALES DE LOS INSTITUTOS VENEZOLANOS PARA LA CULTURA Y LA COOPERACIÓN Y CENTROS CULTURALES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 767

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	100.878	0	0	0	0	0	100.878
402	10	01	00	Artículos de deporte, recreación y juguetes	9.376	0	0	0	0	0	9.376
402	10	02	00	Materiales y útiles de limpieza y aseo	480	0	0	0	0	0	480
402	10	03	00	Utensilios de cocina y comedor	30	0	0	0	0	0	30
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.024	0	0	0	0	0	25.024
402	10	06	00	Condecoraciones, ofrendas y similares	26.263	0	0	0	0	0	26.263
402	10	08	00	Materiales para equipos de computación	33.403	0	0	0	0	0	33.403
402	10	99	00	Otros productos y útiles diversos	6.302	0	0	0	0	0	6.302
402	99	00	00	Otros materiales y suministros	13.133	0	0	0	0	0	13.133
402	99	01	00	Otros materiales y suministros	13.133	0	0	0	0	0	13.133
403	**00**	**00**	**00**	**Servicios no personales**	**619.658**	**0**	**0**	**0**	**0**	**0**	**619.658**
403	01	00	00	Alquileres de inmuebles	11.440	0	0	0	0	0	11.440
403	01	01	00	Alquileres de edificios y locales	10.251	0	0	0	0	0	10.251
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.189	0	0	0	0	0	1.189
403	02	00	00	Alquileres de maquinaria y equipos	16.190	0	0	0	0	0	16.190
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	8.672	0	0	0	0	0	8.672
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	2.332	0	0	0	0	0	2.332
403	02	99	00	Alquileres de otras maquinaria y equipos	5.186	0	0	0	0	0	5.186
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	871	0	0	0	0	0	871
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	871	0	0	0	0	0	871
403	06	00	00	Servicios de transporte y almacenaje	14.020	0	0	0	0	0	14.020
403	06	01	00	Fletes y embalajes	11.218	0	0	0	0	0	11.218
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.802	0	0	0	0	0	2.802
403	07	00	00	Servicios de información, impresión y relaciones públicas	425.908	0	0	0	0	0	425.908

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119089 060039000 REIMPULSO DEL INTERCAMBIO CULTURAL, EDUCATIVO Y CIENTÍFICO, HACIA LA INTERNACIONALIZACIÓN DEL PENSAMIENTO BOLIVARIANO

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS PARA LA VISIBILIZACIÓN Y EL FORTALECIMIENTO DE LOS MOVIMIENTOS SOCIALES, QUE HACEN VIDA EN LAS REGIONES DEL MUNDO, DONDE VENEZUELA TIENE PRESENCIA, A TRAVÉS DE SUS REPRESENTACIONES DIPLOMÁTICAS Y CONSULARES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 802

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060039001 EJECUCIÓN DE EVENTOS CULTURALES DE LOS INSTITUTOS VENEZOLANOS PARA LA CULTURA Y LA COOPERACIÓN Y CENTROS CULTURALES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 767

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	01	00	Publicidad y propaganda	15.000	0	0	0	0	0	15.000
403	07	02	00	Imprenta y reproducción	148.002	0	0	0	0	0	148.002
403	07	03	00	Relaciones sociales	246.581	0	0	0	0	0	246.581
403	07	04	00	Avisos	16.325	0	0	0	0	0	16.325
403	09	00	00	Viáticos y pasajes	66.418	0	0	0	0	0	66.418
403	09	02	00	Viáticos y pasajes fuera del país	66.418	0	0	0	0	0	66.418
403	10	00	00	Servicios profesionales y técnicos	64.114	0	0	0	0	0	64.114
403	10	07	00	Servicios de capacitación y adiestramiento	3.865	0	0	0	0	0	3.865
403	10	99	00	Otros servicios profesionales y técnicos	60.249	0	0	0	0	0	60.249
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.142	0	0	0	0	0	6.142
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.047	0	0	0	0	0	2.047
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.095	0	0	0	0	0	4.095
403	99	00	00	Otros servicios no personales	14.555	0	0	0	0	0	14.555
403	99	01	00	Otros servicios no personales	14.555	0	0	0	0	0	14.555
				Totales	**1.321.647**	**0**	**0**	**0**	**0**	**0**	**1.321.647**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119089 060039000 REIMPULSO DEL INTERCAMBIO CULTURAL, EDUCATIVO Y CIENTÍFICO, HACIA LA INTERNACIONALIZACIÓN DEL PENSAMIENTO BOLIVARIANO

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS PARA LA VISIBILIZACIÓN Y EL FORTALECIMIENTO DE LOS MOVIMIENTOS SOCIALES, QUE HACEN VIDA EN LAS REGIONES DEL MUNDO, DONDE VENEZUELA TIENE PRESENCIA, A TRAVÉS DE SUS REPRESENTACIONES DIPLOMÁTICAS Y CONSULARES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 802

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060039002 EJECUCIÓN DE EVENTOS CULTURALES, DEPORTIVOS Y POPULARES, QUE INTERNACIONALICEN EL PENSAMIENTO BOLIVARIANO EN PAÍSES DONDE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACTUALMENTE NO POSEE INSTITUTO VENEZOLANO DE COOPERACIÓN Y CULTURA (IVCC) O CENTROS CULTURALES (CC).

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 30

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**75.000**	**0**	**0**	**0**	**0**	**0**	**75.000**
402	01	00	00	Productos alimenticios y agropecuarios	75.000	0	0	0	0	0	75.000
402	01	01	00	Alimentos y bebidas para personas	75.000	0	0	0	0	0	75.000
403	**00**	**00**	**00**	**Servicios no personales**	**325.000**	**0**	**0**	**0**	**0**	**0**	**325.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	160.000	0	0	0	0	0	160.000
403	09	02	00	Viáticos y pasajes fuera del país	160.000	0	0	0	0	0	160.000
403	99	00	00	Otros servicios no personales	65.000	0	0	0	0	0	65.000
403	99	01	00	Otros servicios no personales	65.000	0	0	0	0	0	65.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119089 060039000 REIMPULSO DEL INTERCAMBIO CULTURAL, EDUCATIVO Y CIENTÍFICO, HACIA LA INTERNACIONALIZACIÓN DEL PENSAMIENTO BOLIVARIANO

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS PARA LA VISIBILIZACIÓN Y EL FORTALECIMIENTO DE LOS MOVIMIENTOS SOCIALES, QUE HACEN VIDA EN LAS REGIONES DEL MUNDO, DONDE VENEZUELA TIENE PRESENCIA, A TRAVÉS DE SUS REPRESENTACIONES DIPLOMÁTICAS Y CONSULARES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 802

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060039003 ELABORACIÓN DE PROYECTOS DE VIABILIDAD DE APERTURA DE NUEVOS CENTROS CULTURALES

UNIDAD DE MEDIDA: INFORME **META:** 5

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000
403	09	02	00	Viáticos y pasajes fuera del país	50.000	0	0	0	0	0	50.000
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**583.450**	**0**	**0**	**0**	**0**	**0**	**583.450**
401	01	00	00	Sueldos, salarios y otras retribuciones	537.225	0	0	0	0	0	537.225
401	01	18	00	Remuneraciones al personal contratado	537.225	0	0	0	0	0	537.225
401	04	00	00	Complementos de sueldos y salarios	46.225	0	0	0	0	0	46.225
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	42.613	0	0	0	0	0	42.613
401	04	98	00	Otros complementos al personal contratado	3.612	0	0	0	0	0	3.612
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.311.319**	**0**	**0**	**0**	**0**	**0**	**3.311.319**
402	01	00	00	Productos alimenticios y agropecuarios	1.908.847	0	0	0	0	0	1.908.847
402	01	01	00	Alimentos y bebidas para personas	1.907.320	0	0	0	0	0	1.907.320
402	01	03	00	Productos agrícolas y pecuarios	1.527	0	0	0	0	0	1.527
402	02	00	00	Productos de minas, canteras y yacimientos	2.408	0	0	0	0	0	2.408
402	02	03	00	Mineral de hierro	2.408	0	0	0	0	0	2.408
402	03	00	00	Textiles y vestuarios	200.964	0	0	0	0	0	200.964
402	03	01	00	Textiles	45.389	0	0	0	0	0	45.389
402	03	02	00	Prendas de vestir	151.101	0	0	0	0	0	151.101
402	03	03	00	Calzados	4.474	0	0	0	0	0	4.474
402	05	00	00	Productos de papel, cartón e impresos	58.076	0	0	0	0	0	58.076
402	05	01	00	Pulpa de madera, papel y cartón	11.103	0	0	0	0	0	11.103
402	05	02	00	Envases y cajas de papel y cartón	2.595	0	0	0	0	0	2.595
402	05	03	00	Productos de papel y cartón para oficina	39.831	0	0	0	0	0	39.831
402	05	04	00	Libros, revistas y periódicos	1.344	0	0	0	0	0	1.344
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.203	0	0	0	0	0	3.203
402	06	00	00	Productos químicos y derivados	117.701	0	0	0	0	0	117.701
402	06	03	00	Tintas, pinturas y colorantes	5.679	0	0	0	0	0	5.679
402	06	04	00	Productos farmacéuticos y medicamentos	1.243	0	0	0	0	0	1.243
402	06	05	00	Productos de tocador	1.740	0	0	0	0	0	1.740
402	06	06	00	Combustibles y lubricantes	77.410	0	0	0	0	0	77.410
402	06	08	00	Productos plásticos	20.425	0	0	0	0	0	20.425

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN

META: 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	09	00	Mezclas explosivas	11.204	0	0	0	0	0	11.204
402	07	00	00	Productos minerales no metálicos	484	0	0	0	0	0	484
402	07	02	00	Vidrios y productos de vidrio	484	0	0	0	0	0	484
402	09	00	00	Productos de madera	1.869	0	0	0	0	0	1.869
402	09	01	00	Productos primarios de madera	1.869	0	0	0	0	0	1.869
402	10	00	00	Productos varios y útiles diversos	933.427	0	0	0	0	0	933.427
402	10	01	00	Artículos de deporte, recreación y juguetes	20.138	0	0	0	0	0	20.138
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.965	0	0	0	0	0	7.965
402	10	06	00	Condecoraciones, ofrendas y similares	708.293	0	0	0	0	0	708.293
402	10	08	00	Materiales para equipos de computación	20.783	0	0	0	0	0	20.783
402	10	09	00	Especies timbradas y valores	19.903	0	0	0	0	0	19.903
402	10	13	00	Materiales fotográficos	17.200	0	0	0	0	0	17.200
402	10	99	00	Otros productos y útiles diversos	139.145	0	0	0	0	0	139.145
402	99	00	00	Otros materiales y suministros	87.543	0	0	0	0	0	87.543
402	99	01	00	Otros materiales y suministros	87.543	0	0	0	0	0	87.543
403	**00**	**00**	**00**	**Servicios no personales**	**15.141.680**	**0**	**0**	**0**	**0**	**0**	**15.141.680**
403	01	00	00	Alquileres de inmuebles	1.449.089	0	0	0	0	0	1.449.089
403	01	01	00	Alquileres de edificios y locales	835.471	0	0	0	0	0	835.471
403	01	02	00	Alquileres de instalaciones culturales y recreativas	609.318	0	0	0	0	0	609.318
403	01	03	00	Alquileres de tierras y terrenos	4.300	0	0	0	0	0	4.300
403	02	00	00	Alquileres de maquinaria y equipos	844.226	0	0	0	0	0	844.226
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	864	0	0	0	0	0	864
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	417.162	0	0	0	0	0	417.162
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	16.665	0	0	0	0	0	16.665
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	200.037	0	0	0	0	0	200.037
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	53.471	0	0	0	0	0	53.471
403	02	99	00	Alquileres de otras maquinaria y equipos	156.027	0	0	0	0	0	156.027
403	04	00	00	Servicios básicos	73.795	0	0	0	0	0	73.795

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	04	00	Teléfonos	25.438	0	0	0	0	0	25.438
403	04	05	00	Servicio de comunicaciones	48.357	0	0	0	0	0	48.357
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	400	0	0	0	0	0	400
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	400	0	0	0	0	0	400
403	06	00	00	Servicios de transporte y almacenaje	150.660	0	0	0	0	0	150.660
403	06	01	00	Fletes y embalajes	122.112	0	0	0	0	0	122.112
403	06	03	00	Estacionamiento	10.360	0	0	0	0	0	10.360
403	06	04	00	Peaje	2.108	0	0	0	0	0	2.108
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	16.080	0	0	0	0	0	16.080
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.927.094	0	0	0	0	0	8.927.094
403	07	01	00	Publicidad y propaganda	175.431	0	0	0	0	0	175.431
403	07	02	00	Imprenta y reproducción	1.689.027	0	0	0	0	0	1.689.027
403	07	03	00	Relaciones sociales	6.874.518	0	0	0	0	0	6.874.518
403	07	04	00	Avisos	188.118	0	0	0	0	0	188.118
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	9.247	0	0	0	0	0	9.247
403	08	01	00	Primas y gastos de seguros	8.575	0	0	0	0	0	8.575
403	08	02	00	Comisiones y gastos bancarios	672	0	0	0	0	0	672
403	09	00	00	Viáticos y pasajes	2.112.212	0	0	0	0	0	2.112.212
403	09	02	00	Viáticos y pasajes fuera del país	2.112.212	0	0	0	0	0	2.112.212
403	10	00	00	Servicios profesionales y técnicos	884.646	0	0	0	0	0	884.646
403	10	07	00	Servicios de capacitación y adiestramiento	2.005	0	0	0	0	0	2.005
403	10	09	00	Servicios de lavandería y tintorería	3.870	0	0	0	0	0	3.870
403	10	10	00	Servicios de vigilancia	34.400	0	0	0	0	0	34.400
403	10	11	00	Servicios para la elaboración y suministro de comida	13.105	0	0	0	0	0	13.105
403	10	99	00	Otros servicios profesionales y técnicos	831.266	0	0	0	0	0	831.266
403	12	00	00	Conservación y reparaciones menores de obras	56.981	0	0	0	0	0	56.981
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	56.981	0	0	0	0	0	56.981
403	16	00	00	Servicios de diversión, esparcimiento y culturales	482.827	0	0	0	0	0	482.827

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN

META: 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	01	00	Servicios de diversión, esparcimiento y culturales	482.827	0	0	0	0	0	482.827
403	99	00	00	Otros servicios no personales	150.503	0	0	0	0	0	150.503
403	99	01	00	Otros servicios no personales	150.503	0	0	0	0	0	150.503
407	**00**	**00**	**00**	**Transferencias y donaciones**	**98.243**	**0**	**0**	**0**	**0**	**0**	**98.243**
407	02	00	00	Transferencias y donaciones corrientes al exterior	98.243	0	0	0	0	0	98.243
407	02	02	00	Donaciones corrientes al exterior	98.243	0	0	0	0	0	98.243
407	02	02	01	Donaciones corrientes a personas	98.243	0	0	0	0	0	98.243
				Totales	**19.134.692**	**0**	**0**	**0**	**0**	**0**	**19.134.692**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN

META: 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060040001 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS REPRESENTACIONES MULTILATERALES PERMANENTES EN EL EXTERIOR Y DE LA OFICINA DE ASUNTOS MULTILATERALES Y DE INTEGRACIÓN

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 17

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**20.535**	**0**	**0**	**0**	**0**	**0**	**20.535**
401	01	00	00	Sueldos, salarios y otras retribuciones	20.535	0	0	0	0	0	20.535
401	01	18	00	Remuneraciones al personal contratado	20.535	0	0	0	0	0	20.535
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**138.407**	**0**	**0**	**0**	**0**	**0**	**138.407**
402	01	00	00	Productos alimenticios y agropecuarios	95.713	0	0	0	0	0	95.713
402	01	01	00	Alimentos y bebidas para personas	95.713	0	0	0	0	0	95.713
402	05	00	00	Productos de papel, cartón e impresos	1.290	0	0	0	0	0	1.290
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.290	0	0	0	0	0	1.290
402	10	00	00	Productos varios y útiles diversos	24.290	0	0	0	0	0	24.290
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	806	0	0	0	0	0	806
402	10	06	00	Condecoraciones, ofrendas y similares	21.334	0	0	0	0	0	21.334
402	10	08	00	Materiales para equipos de computación	2.150	0	0	0	0	0	2.150
402	99	00	00	Otros materiales y suministros	17.114	0	0	0	0	0	17.114
402	99	01	00	Otros materiales y suministros	17.114	0	0	0	0	0	17.114
403	**00**	**00**	**00**	**Servicios no personales**	**983.433**	**0**	**0**	**0**	**0**	**0**	**983.433**
403	01	00	00	Alquileres de inmuebles	127.710	0	0	0	0	0	127.710
403	01	01	00	Alquileres de edificios y locales	114.810	0	0	0	0	0	114.810
403	01	02	00	Alquileres de instalaciones culturales y recreativas	8.600	0	0	0	0	0	8.600
403	01	03	00	Alquileres de tierras y terrenos	4.300	0	0	0	0	0	4.300
403	02	00	00	Alquileres de maquinaria y equipos	86.000	0	0	0	0	0	86.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	12.900	0	0	0	0	0	12.900
403	02	99	00	Alquileres de otras maquinaria y equipos	73.100	0	0	0	0	0	73.100
403	04	00	00	Servicios básicos	1.625	0	0	0	0	0	1.625

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060040001 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS REPRESENTACIONES MULTILATERALES PERMANENTES EN EL EXTERIOR Y DE LA OFICINA DE ASUNTOS MULTILATERALES Y DE INTEGRACIÓN

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 17

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	05	00	Servicio de comunicaciones	1.625	0	0	0	0	0	1.625
403	06	00	00	Servicios de transporte y almacenaje	32.250	0	0	0	0	0	32.250
403	06	01	00	Fletes y embalajes	32.250	0	0	0	0	0	32.250
403	07	00	00	Servicios de información, impresión y relaciones públicas	557.290	0	0	0	0	0	557.290
403	07	02	00	Imprenta y reproducción	66.271	0	0	0	0	0	66.271
403	07	03	00	Relaciones sociales	491.019	0	0	0	0	0	491.019
403	09	00	00	Viáticos y pasajes	134.173	0	0	0	0	0	134.173
403	09	02	00	Viáticos y pasajes fuera del país	134.173	0	0	0	0	0	134.173
403	10	00	00	Servicios profesionales y técnicos	44.385	0	0	0	0	0	44.385
403	10	99	00	Otros servicios profesionales y técnicos	44.385	0	0	0	0	0	44.385
				Totales	**1.142.375**	**0**	**0**	**0**	**0**	**0**	**1.142.375**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060040002 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA DEL NORTE

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 166

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**199.462**	**0**	**0**	**0**	**0**	**0**	**199.462**
401	01	00	00	Sueldos, salarios y otras retribuciones	184.670	0	0	0	0	0	184.670
401	01	18	00	Remuneraciones al personal contratado	184.670	0	0	0	0	0	184.670
401	04	00	00	Complementos de sueldos y salarios	14.792	0	0	0	0	0	14.792
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	14.792	0	0	0	0	0	14.792
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**356.721**	**0**	**0**	**0**	**0**	**0**	**356.721**
402	01	00	00	Productos alimenticios y agropecuarios	201.861	0	0	0	0	0	201.861
402	01	01	00	Alimentos y bebidas para personas	201.861	0	0	0	0	0	201.861
402	03	00	00	Textiles y vestuarios	21.196	0	0	0	0	0	21.196
402	03	02	00	Prendas de vestir	21.196	0	0	0	0	0	21.196
402	05	00	00	Productos de papel, cartón e impresos	7.809	0	0	0	0	0	7.809
402	05	01	00	Pulpa de madera, papel y cartón	430	0	0	0	0	0	430
402	05	02	00	Envases y cajas de papel y cartón	2.595	0	0	0	0	0	2.595
402	05	03	00	Productos de papel y cartón para oficina	3.440	0	0	0	0	0	3.440
402	05	04	00	Libros, revistas y periódicos	1.344	0	0	0	0	0	1.344
402	06	00	00	Productos químicos y derivados	32.693	0	0	0	0	0	32.693
402	06	03	00	Tintas, pinturas y colorantes	4.703	0	0	0	0	0	4.703
402	06	06	00	Combustibles y lubricantes	25.429	0	0	0	0	0	25.429
402	06	08	00	Productos plásticos	2.561	0	0	0	0	0	2.561
402	10	00	00	Productos varios y útiles diversos	80.571	0	0	0	0	0	80.571
402	10	01	00	Artículos de deporte, recreación y juguetes	5.590	0	0	0	0	0	5.590
402	10	06	00	Condecoraciones, ofrendas y similares	50.283	0	0	0	0	0	50.283
402	10	99	00	Otros productos y útiles diversos	24.698	0	0	0	0	0	24.698

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060040002 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA DEL NORTE

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 166

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	12.591	0	0	0	0	0	12.591
402	99	01	00	Otros materiales y suministros	12.591	0	0	0	0	0	12.591
403	**00**	**00**	**00**	**Servicios no personales**	**1.559.275**	**0**	**0**	**0**	**0**	**0**	**1.559.275**
403	01	00	00	Alquileres de inmuebles	206.076	0	0	0	0	0	206.076
403	01	01	00	Alquileres de edificios y locales	160.496	0	0	0	0	0	160.496
403	01	02	00	Alquileres de instalaciones culturales y recreativas	45.580	0	0	0	0	0	45.580
403	02	00	00	Alquileres de maquinaria y equipos	38.014	0	0	0	0	0	38.014
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	31.134	0	0	0	0	0	31.134
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	2.150	0	0	0	0	0	2.150
403	02	99	00	Alquileres de otras maquinaria y equipos	4.730	0	0	0	0	0	4.730
403	04	00	00	Servicios básicos	8.421	0	0	0	0	0	8.421
403	04	05	00	Servicio de comunicaciones	8.421	0	0	0	0	0	8.421
403	06	00	00	Servicios de transporte y almacenaje	10.212	0	0	0	0	0	10.212
403	06	01	00	Fletes y embalajes	806	0	0	0	0	0	806
403	06	03	00	Estacionamiento	9.406	0	0	0	0	0	9.406
403	07	00	00	Servicios de información, impresión y relaciones públicas	746.843	0	0	0	0	0	746.843
403	07	01	00	Publicidad y propaganda	19.090	0	0	0	0	0	19.090
403	07	02	00	Imprenta y reproducción	278.828	0	0	0	0	0	278.828
403	07	03	00	Relaciones sociales	412.392	0	0	0	0	0	412.392
403	07	04	00	Avisos	36.533	0	0	0	0	0	36.533
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.271	0	0	0	0	0	6.271
403	08	01	00	Primas y gastos de seguros	5.599	0	0	0	0	0	5.599
403	08	02	00	Comisiones y gastos bancarios	672	0	0	0	0	0	672

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060040002 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA DEL NORTE

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 166

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	361.916	0	0	0	0	0	361.916
403	09	02	00	Viáticos y pasajes fuera del país	361.916	0	0	0	0	0	361.916
403	10	00	00	Servicios profesionales y técnicos	78.147	0	0	0	0	0	78.147
403	10	09	00	Servicios de lavandería y tintorería	2.064	0	0	0	0	0	2.064
403	10	99	00	Otros servicios profesionales y técnicos	76.083	0	0	0	0	0	76.083
403	16	00	00	Servicios de diversión, esparcimiento y culturales	92.034	0	0	0	0	0	92.034
403	16	01	00	Servicios de diversión, esparcimiento y culturales	92.034	0	0	0	0	0	92.034
403	99	00	00	Otros servicios no personales	11.341	0	0	0	0	0	11.341
403	99	01	00	Otros servicios no personales	11.341	0	0	0	0	0	11.341
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.615**	**0**	**0**	**0**	**0**	0	**7.615**
407	02	00	00	Transferencias y donaciones corrientes al exterior	7.615	0	0	0	0	0	7.615
407	02	02	00	Donaciones corrientes al exterior	7.615	0	0	0	0	0	7.615
407	02	02	01	Donaciones corrientes a personas	7.615	0	0	0	0	0	7.615
				Totales	**2.123.073**	**0**	**0**	**0**	**0**	0	**2.123.073**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060040003 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ASIA, MEDIO ORIENTE Y OCEANÍA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 278

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**14.884**	**0**	**0**	**0**	**0**	**0**	**14.884**
401	01	00	00	Sueldos, salarios y otras retribuciones	14.884	0	0	0	0	0	14.884
401	01	18	00	Remuneraciones al personal contratado	14.884	0	0	0	0	0	14.884
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**376.274**	**0**	**0**	**0**	**0**	**0**	**376.274**
402	01	00	00	Productos alimenticios y agropecuarios	255.542	0	0	0	0	0	255.542
402	01	01	00	Alimentos y bebidas para personas	255.542	0	0	0	0	0	255.542
402	03	00	00	Textiles y vestuarios	19.583	0	0	0	0	0	19.583
402	03	01	00	Textiles	19.583	0	0	0	0	0	19.583
402	06	00	00	Productos químicos y derivados	3.860	0	0	0	0	0	3.860
402	06	06	00	Combustibles y lubricantes	3.000	0	0	0	0	0	3.000
402	06	08	00	Productos plásticos	860	0	0	0	0	0	860
402	10	00	00	Productos varios y útiles diversos	86.831	0	0	0	0	0	86.831
402	10	01	00	Artículos de deporte, recreación y juguetes	2.167	0	0	0	0	0	2.167
402	10	06	00	Condecoraciones, ofrendas y similares	37.776	0	0	0	0	0	37.776
402	10	08	00	Materiales para equipos de computación	636	0	0	0	0	0	636
402	10	13	00	Materiales fotográficos	17.200	0	0	0	0	0	17.200
402	10	99	00	Otros productos y útiles diversos	29.052	0	0	0	0	0	29.052
402	99	00	00	Otros materiales y suministros	10.458	0	0	0	0	0	10.458
402	99	01	00	Otros materiales y suministros	10.458	0	0	0	0	0	10.458
403	**00**	**00**	**00**	**Servicios no personales**	**2.546.841**	**0**	**0**	**0**	**0**	**0**	**2.546.841**
403	01	00	00	Alquileres de inmuebles	106.123	0	0	0	0	0	106.123
403	01	01	00	Alquileres de edificios y locales	70.768	0	0	0	0	0	70.768
403	01	02	00	Alquileres de instalaciones culturales y recreativas	35.355	0	0	0	0	0	35.355

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060040003 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ASIA, MEDIO ORIENTE Y OCEANÍA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 278

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	00	00	Alquileres de maquinaria y equipos	139.983	0	0	0	0	0	139.983
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	124.477	0	0	0	0	0	124.477
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	5.473	0	0	0	0	0	5.473
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	10.033	0	0	0	0	0	10.033
403	04	00	00	Servicios básicos	1.951	0	0	0	0	0	1.951
403	04	05	00	Servicio de comunicaciones	1.951	0	0	0	0	0	1.951
403	06	00	00	Servicios de transporte y almacenaje	31.076	0	0	0	0	0	31.076
403	06	01	00	Fletes y embalajes	31.076	0	0	0	0	0	31.076
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.727.982	0	0	0	0	0	1.727.982
403	07	01	00	Publicidad y propaganda	22.504	0	0	0	0	0	22.504
403	07	02	00	Imprenta y reproducción	308.409	0	0	0	0	0	308.409
403	07	03	00	Relaciones sociales	1.385.215	0	0	0	0	0	1.385.215
403	07	04	00	Avisos	11.854	0	0	0	0	0	11.854
403	09	00	00	Viáticos y pasajes	304.347	0	0	0	0	0	304.347
403	09	02	00	Viáticos y pasajes fuera del país	304.347	0	0	0	0	0	304.347
403	10	00	00	Servicios profesionales y técnicos	147.539	0	0	0	0	0	147.539
403	10	10	00	Servicios de vigilancia	34.400	0	0	0	0	0	34.400
403	10	99	00	Otros servicios profesionales y técnicos	113.139	0	0	0	0	0	113.139
403	16	00	00	Servicios de diversión, esparcimiento y culturales	57.568	0	0	0	0	0	57.568
403	16	01	00	Servicios de diversión, esparcimiento y culturales	57.568	0	0	0	0	0	57.568
403	99	00	00	Otros servicios no personales	30.272	0	0	0	0	0	30.272
403	99	01	00	Otros servicios no personales	30.272	0	0	0	0	0	30.272
				Totales	**2.937.999**	**0**	**0**	**0**	**0**	0	**2.937.999**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060040004 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ÁFRICA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 65

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**41.085**	**0**	**0**	**0**	**0**	**0**	**41.085**
401	01	00	00	Sueldos, salarios y otras retribuciones	37.384	0	0	0	0	0	37.384
401	01	18	00	Remuneraciones al personal contratado	37.384	0	0	0	0	0	37.384
401	04	00	00	Complementos de sueldos y salarios	3.701	0	0	0	0	0	3.701
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	3.701	0	0	0	0	0	3.701
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**146.508**	**0**	**0**	**0**	**0**	**0**	**146.508**
402	01	00	00	Productos alimenticios y agropecuarios	83.372	0	0	0	0	0	83.372
402	01	01	00	Alimentos y bebidas para personas	83.372	0	0	0	0	0	83.372
402	03	00	00	Textiles y vestuarios	8.319	0	0	0	0	0	8.319
402	03	01	00	Textiles	2.620	0	0	0	0	0	2.620
402	03	02	00	Prendas de vestir	5.699	0	0	0	0	0	5.699
402	05	00	00	Productos de papel, cartón e impresos	4.207	0	0	0	0	0	4.207
402	05	03	00	Productos de papel y cartón para oficina	3.669	0	0	0	0	0	3.669
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	538	0	0	0	0	0	538
402	06	00	00	Productos químicos y derivados	11.244	0	0	0	0	0	11.244
402	06	06	00	Combustibles y lubricantes	8.850	0	0	0	0	0	8.850
402	06	08	00	Productos plásticos	2.394	0	0	0	0	0	2.394
402	10	00	00	Productos varios y útiles diversos	39.090	0	0	0	0	0	39.090
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.225	0	0	0	0	0	3.225
402	10	06	00	Condecoraciones, ofrendas y similares	27.885	0	0	0	0	0	27.885
402	10	08	00	Materiales para equipos de computación	6.898	0	0	0	0	0	6.898
402	10	09	00	Especies timbradas y valores	1.082	0	0	0	0	0	1.082
402	99	00	00	Otros materiales y suministros	276	0	0	0	0	0	276

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060040004 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ÁFRICA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 65

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	276	0	0	0	0	0	276
403	**00**	**00**	**00**	**Servicios no personales**	**978.857**	**0**	**0**	**0**	**0**	**0**	**978.857**
403	01	00	00	Alquileres de inmuebles	69.229	0	0	0	0	0	69.229
403	01	01	00	Alquileres de edificios y locales	9.370	0	0	0	0	0	9.370
403	01	02	00	Alquileres de instalaciones culturales y recreativas	59.859	0	0	0	0	0	59.859
403	02	00	00	Alquileres de maquinaria y equipos	34.093	0	0	0	0	0	34.093
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	7.532	0	0	0	0	0	7.532
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	22.046	0	0	0	0	0	22.046
403	02	99	00	Alquileres de otras maquinaria y equipos	4.515	0	0	0	0	0	4.515
403	06	00	00	Servicios de transporte y almacenaje	19.481	0	0	0	0	0	19.481
403	06	01	00	Fletes y embalajes	18.387	0	0	0	0	0	18.387
403	06	03	00	Estacionamiento	57	0	0	0	0	0	57
403	06	04	00	Peaje	199	0	0	0	0	0	199
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	838	0	0	0	0	0	838
403	07	00	00	Servicios de información, impresión y relaciones públicas	708.335	0	0	0	0	0	708.335
403	07	01	00	Publicidad y propaganda	47.350	0	0	0	0	0	47.350
403	07	02	00	Imprenta y reproducción	83.490	0	0	0	0	0	83.490
403	07	03	00	Relaciones sociales	570.218	0	0	0	0	0	570.218
403	07	04	00	Avisos	7.277	0	0	0	0	0	7.277
403	09	00	00	Viáticos y pasajes	79.212	0	0	0	0	0	79.212
403	09	02	00	Viáticos y pasajes fuera del país	79.212	0	0	0	0	0	79.212
403	10	00	00	Servicios profesionales y técnicos	44.741	0	0	0	0	0	44.741
403	10	99	00	Otros servicios profesionales y técnicos	44.741	0	0	0	0	0	44.741

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060040004 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ÁFRICA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 65

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	22.790	0	0	0	0	0	22.790
403	16	01	00	Servicios de diversión, esparcimiento y culturales	22.790	0	0	0	0	0	22.790
403	99	00	00	Otros servicios no personales	976	0	0	0	0	0	976
403	99	01	00	Otros servicios no personales	976	0	0	0	0	0	976
				Totales	**1.166.450**	**0**	**0**	**0**	**0**	**0**	**1.166.450**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060040005 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 762

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**39.314**	**0**	**0**	**0**	**0**	**0**	**39.314**
401	01	00	00	Sueldos, salarios y otras retribuciones	16.097	0	0	0	0	0	16.097
401	01	18	00	Remuneraciones al personal contratado	16.097	0	0	0	0	0	16.097
401	04	00	00	Complementos de sueldos y salarios	23.217	0	0	0	0	0	23.217
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	23.217	0	0	0	0	0	23.217
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**1.135.893**	**0**	**0**	**0**	**0**	**0**	**1.135.893**
402	01	00	00	Productos alimenticios y agropecuarios	597.962	0	0	0	0	0	597.962
402	01	01	00	Alimentos y bebidas para personas	597.962	0	0	0	0	0	597.962
402	03	00	00	Textiles y vestuarios	120.762	0	0	0	0	0	120.762
402	03	01	00	Textiles	19.838	0	0	0	0	0	19.838
402	03	02	00	Prendas de vestir	96.450	0	0	0	0	0	96.450
402	03	03	00	Calzados	4.474	0	0	0	0	0	4.474
402	05	00	00	Productos de papel, cartón e impresos	19.132	0	0	0	0	0	19.132
402	05	01	00	Pulpa de madera, papel y cartón	4.117	0	0	0	0	0	4.117
402	05	03	00	Productos de papel y cartón para oficina	14.891	0	0	0	0	0	14.891
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	124	0	0	0	0	0	124
402	06	00	00	Productos químicos y derivados	48.473	0	0	0	0	0	48.473
402	06	03	00	Tintas, pinturas y colorantes	976	0	0	0	0	0	976
402	06	04	00	Productos farmacéuticos y medicamentos	1.243	0	0	0	0	0	1.243
402	06	05	00	Productos de tocador	1.740	0	0	0	0	0	1.740
402	06	06	00	Combustibles y lubricantes	27.275	0	0	0	0	0	27.275
402	06	08	00	Productos plásticos	6.035	0	0	0	0	0	6.035
402	06	09	00	Mezclas explosivas	11.204	0	0	0	0	0	11.204

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 060040005 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 762

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	00	00	Productos minerales no metálicos	484	0	0	0	0	0	484
402	07	02	00	Vidrios y productos de vidrio	484	0	0	0	0	0	484
402	10	00	00	Productos varios y útiles diversos	334.157	0	0	0	0	0	334.157
402	10	01	00	Artículos de deporte, recreación y juguetes	4.856	0	0	0	0	0	4.856
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.445	0	0	0	0	0	2.445
402	10	06	00	Condecoraciones, ofrendas y similares	300.039	0	0	0	0	0	300.039
402	10	08	00	Materiales para equipos de computación	8.459	0	0	0	0	0	8.459
402	10	99	00	Otros productos y útiles diversos	18.358	0	0	0	0	0	18.358
402	99	00	00	Otros materiales y suministros	14.923	0	0	0	0	0	14.923
402	99	01	00	Otros materiales y suministros	14.923	0	0	0	0	0	14.923
403	**00**	**00**	**00**	**Servicios no personales**	**4.184.182**	**0**	**0**	**0**	**0**	**0**	**4.184.182**
403	01	00	00	Alquileres de inmuebles	391.853	0	0	0	0	0	391.853
403	01	01	00	Alquileres de edificios y locales	95.922	0	0	0	0	0	95.922
403	01	02	00	Alquileres de instalaciones culturales y recreativas	295.931	0	0	0	0	0	295.931
403	02	00	00	Alquileres de maquinaria y equipos	343.583	0	0	0	0	0	343.583
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	864	0	0	0	0	0	864
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	147.434	0	0	0	0	0	147.434
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	1.615	0	0	0	0	0	1.615
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	137.363	0	0	0	0	0	137.363
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	7.586	0	0	0	0	0	7.586
403	02	99	00	Alquileres de otras maquinaria y equipos	48.721	0	0	0	0	0	48.721
403	04	00	00	Servicios básicos	33.169	0	0	0	0	0	33.169
403	04	04	00	Teléfonos	25.438	0	0	0	0	0	25.438

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060040005 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 762

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	05	00	Servicio de comunicaciones	7.731	0	0	0	0	0	7.731
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	400	0	0	0	0	0	400
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	400	0	0	0	0	0	400
403	06	00	00	Servicios de transporte y almacenaje	33.326	0	0	0	0	0	33.326
403	06	01	00	Fletes y embalajes	15.392	0	0	0	0	0	15.392
403	06	03	00	Estacionamiento	783	0	0	0	0	0	783
403	06	04	00	Peaje	1.909	0	0	0	0	0	1.909
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	15.242	0	0	0	0	0	15.242
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.499.684	0	0	0	0	0	2.499.684
403	07	01	00	Publicidad y propaganda	61.333	0	0	0	0	0	61.333
403	07	02	00	Imprenta y reproducción	422.147	0	0	0	0	0	422.147
403	07	03	00	Relaciones sociales	1.897.181	0	0	0	0	0	1.897.181
403	07	04	00	Avisos	119.023	0	0	0	0	0	119.023
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.290	0	0	0	0	0	1.290
403	08	01	00	Primas y gastos de seguros	1.290	0	0	0	0	0	1.290
403	09	00	00	Viáticos y pasajes	497.675	0	0	0	0	0	497.675
403	09	02	00	Viáticos y pasajes fuera del pais	497.675	0	0	0	0	0	497.675
403	10	00	00	Servicios profesionales y técnicos	157.198	0	0	0	0	0	157.198
403	10	07	00	Servicios de capacitación y adiestramiento	2.005	0	0	0	0	0	2.005
403	10	99	00	Otros servicios profesionales y técnicos	155.193	0	0	0	0	0	155.193
403	12	00	00	Conservación y reparaciones menores de obras	2.801	0	0	0	0	0	2.801
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	2.801	0	0	0	0	0	2.801
403	16	00	00	Servicios de diversión, esparcimiento y culturales	175.587	0	0	0	0	0	175.587

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060040005 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 762

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	01	00	Servicios de diversión, esparcimiento y culturales	175.587	0	0	0	0	0	175.587
403	99	00	00	Otros servicios no personales	47.616	0	0	0	0	0	47.616
403	99	01	00	Otros servicios no personales	47.616	0	0	0	0	0	47.616
407	**00**	**00**	**00**	**Transferencias y donaciones**	**63.301**	**0**	**0**	**0**	**0**	**0**	**63.301**
407	02	00	00	Transferencias y donaciones corrientes al exterior	63.301	0	0	0	0	0	63.301
407	02	02	00	Donaciones corrientes al exterior	63.301	0	0	0	0	0	63.301
407	02	02	01	Donaciones corrientes a personas	63.301	0	0	0	0	0	63.301
				Totales	**5.422.690**	**0**	**0**	**0**	**0**	**0**	**5.422.690**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060040006 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN EUROPA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 736

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**268.170**	**0**	**0**	**0**	**0**	**0**	**268.170**
401	01	00	00	Sueldos, salarios y otras retribuciones	263.655	0	0	0	0	0	263.655
401	01	18	00	Remuneraciones al personal contratado	263.655	0	0	0	0	0	263.655
401	04	00	00	Complementos de sueldos y salarios	4.515	0	0	0	0	0	4.515
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	903	0	0	0	0	0	903
401	04	98	00	Otros complementos al personal contratado	3.612	0	0	0	0	0	3.612
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.157.516**	**0**	**0**	**0**	**0**	**0**	**1.157.516**
402	01	00	00	Productos alimenticios y agropecuarios	674.397	0	0	0	0	0	674.397
402	01	01	00	Alimentos y bebidas para personas	672.870	0	0	0	0	0	672.870
402	01	03	00	Productos agrícolas y pecuarios	1.527	0	0	0	0	0	1.527
402	02	00	00	Productos de minas, canteras y yacimientos	2.408	0	0	0	0	0	2.408
402	02	03	00	Mineral de hierro	2.408	0	0	0	0	0	2.408
402	03	00	00	Textiles y vestuarios	31.104	0	0	0	0	0	31.104
402	03	01	00	Textiles	3.348	0	0	0	0	0	3.348
402	03	02	00	Prendas de vestir	27.756	0	0	0	0	0	27.756
402	05	00	00	Productos de papel, cartón e impresos	25.638	0	0	0	0	0	25.638
402	05	01	00	Pulpa de madera, papel y cartón	6.556	0	0	0	0	0	6.556
402	05	03	00	Productos de papel y cartón para oficina	17.831	0	0	0	0	0	17.831
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.251	0	0	0	0	0	1.251
402	06	00	00	Productos químicos y derivados	21.431	0	0	0	0	0	21.431
402	06	06	00	Combustibles y lubricantes	12.856	0	0	0	0	0	12.856
402	06	08	00	Productos plásticos	8.575	0	0	0	0	0	8.575
402	09	00	00	Productos de madera	1.869	0	0	0	0	0	1.869

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060040006 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN EUROPA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 736

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	01	00	Productos primarios de madera	1.869	0	0	0	0	0	1.869
402	10	00	00	Productos varios y útiles diversos	368.488	0	0	0	0	0	368.488
402	10	01	00	Artículos de deporte, recreación y juguetes	7.525	0	0	0	0	0	7.525
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.489	0	0	0	0	0	1.489
402	10	06	00	Condecoraciones, ofrendas y similares	270.976	0	0	0	0	0	270.976
402	10	08	00	Materiales para equipos de computación	2.640	0	0	0	0	0	2.640
402	10	09	00	Especies timbradas y valores	18.821	0	0	0	0	0	18.821
402	10	99	00	Otros productos y útiles diversos	67.037	0	0	0	0	0	67.037
402	99	00	00	Otros materiales y suministros	32.181	0	0	0	0	0	32.181
402	99	01	00	Otros materiales y suministros	32.181	0	0	0	0	0	32.181
403	**00**	**00**	**00**	**Servicios no personales**	**4.889.092**	**0**	**0**	**0**	**0**	**0**	**4.889.092**
403	01	00	00	Alquileres de inmuebles	548.098	0	0	0	0	0	548.098
403	01	01	00	Alquileres de edificios y locales	384.105	0	0	0	0	0	384.105
403	01	02	00	Alquileres de instalaciones culturales y recreativas	163.993	0	0	0	0	0	163.993
403	02	00	00	Alquileres de maquinaria y equipos	202.553	0	0	0	0	0	202.553
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	93.685	0	0	0	0	0	93.685
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	15.050	0	0	0	0	0	15.050
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	55.051	0	0	0	0	0	55.051
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	13.806	0	0	0	0	0	13.806
403	02	99	00	Alquileres de otras maquinaria y equipos	24.961	0	0	0	0	0	24.961
403	04	00	00	Servicios básicos	28.629	0	0	0	0	0	28.629
403	04	05	00	Servicio de comunicaciones	28.629	0	0	0	0	0	28.629
403	06	00	00	Servicios de transporte y almacenaje	24.315	0	0	0	0	0	24.315

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060040006 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN EUROPA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 736

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	01	00	Fletes y embalajes	24.201	0	0	0	0	0	24.201
403	06	03	00	Estacionamiento	114	0	0	0	0	0	114
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.686.960	0	0	0	0	0	2.686.960
403	07	01	00	Publicidad y propaganda	25.154	0	0	0	0	0	25.154
403	07	02	00	Imprenta y reproducción	529.882	0	0	0	0	0	529.882
403	07	03	00	Relaciones sociales	2.118.493	0	0	0	0	0	2.118.493
403	07	04	00	Avisos	13.431	0	0	0	0	0	13.431
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.686	0	0	0	0	0	1.686
403	08	01	00	Primas y gastos de seguros	1.686	0	0	0	0	0	1.686
403	09	00	00	Viáticos y pasajes	734.889	0	0	0	0	0	734.889
403	09	02	00	Viáticos y pasajes fuera del país	734.889	0	0	0	0	0	734.889
403	10	00	00	Servicios profesionales y técnicos	412.636	0	0	0	0	0	412.636
403	10	09	00	Servicios de lavandería y tintorería	1.806	0	0	0	0	0	1.806
403	10	11	00	Servicios para la elaboración y suministro de comida	13.105	0	0	0	0	0	13.105
403	10	99	00	Otros servicios profesionales y técnicos	397.725	0	0	0	0	0	397.725
403	12	00	00	Conservación y reparaciones menores de obras	54.180	0	0	0	0	0	54.180
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	54.180	0	0	0	0	0	54.180
403	16	00	00	Servicios de diversión, esparcimiento y culturales	134.848	0	0	0	0	0	134.848
403	16	01	00	Servicios de diversión, esparcimiento y culturales	134.848	0	0	0	0	0	134.848
403	99	00	00	Otros servicios no personales	60.298	0	0	0	0	0	60.298
403	99	01	00	Otros servicios no personales	60.298	0	0	0	0	0	60.298
407	**00**	**00**	**00**	**Transferencias y donaciones**	**27.327**	**0**	**0**	**0**	**0**	**0**	**27.327**
407	02	00	00	Transferencias y donaciones corrientes al exterior	27.327	0	0	0	0	0	27.327

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119054 060040000 FORTALECIMIENTO DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES, ANTE LOS ORGANISMOS INTERNACIONALES ACREDITADAS EN EL EXTERIOR

OBJETIVO DEL PROYECTO: EJECUTAR ACTUACIONES DIPLOMÁTICAS Y CONSULARES, QUE PERMITAN LAS RELACIONES INTERNACIONALES EFICIENTES Y EL LOGRO DE LOS OBJETIVOS DE NUESTRA POLÍTICA EXTERIOR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.024

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060040006 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN EUROPA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 736

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	02	02	00	Donaciones corrientes al exterior	27.327	0	0	0	0	0	27.327
407	02	02	01	Donaciones corrientes a personas	27.327	0	0	0	0	0	27.327
				Totales	**6.342.105**	**0**	**0**	**0**	**0**	**0**	**6.342.105**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119014 060041000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO GEOPOLÍTICO EN EL EXTERIOR, POR PARTE DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES.

OBJETIVO DEL PROYECTO: DESARROLLAR ESTRATEGIAS PERSONALIZADAS POR PAÍS ESTRATÉGICO PARA AFIANZAR PROCESOS DE INTEGRACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 2.175

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.911.500**	**0**	**0**	**0**	**0**	**0**	**2.911.500**
402	01	00	00	Productos alimenticios y agropecuarios	2.911.500	0	0	0	0	0	2.911.500
402	01	01	00	Alimentos y bebidas para personas	2.911.500	0	0	0	0	0	2.911.500
403	**00**	**00**	**00**	**Servicios no personales**	**7.825.157**	**0**	**0**	**0**	**0**	**0**	**7.825.157**
403	09	00	00	Viáticos y pasajes	3.750.000	0	0	0	0	0	3.750.000
403	09	02	00	Viáticos y pasajes fuera del país	3.750.000	0	0	0	0	0	3.750.000
403	10	00	00	Servicios profesionales y técnicos	1.500.000	0	0	0	0	0	1.500.000
403	10	99	00	Otros servicios profesionales y técnicos	1.500.000	0	0	0	0	0	1.500.000
403	99	00	00	Otros servicios no personales	2.575.157	0	0	0	0	0	2.575.157
403	99	01	00	Otros servicios no personales	2.575.157	0	0	0	0	0	2.575.157
				Totales	**10.736.657**	**0**	**0**	**0**	**0**	**0**	**10.736.657**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119014 060041000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO GEOPOLÍTICO EN EL EXTERIOR, POR PARTE DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES.

OBJETIVO DEL PROYECTO: DESARROLLAR ESTRATEGIAS PERSONALIZADAS POR PAÍS ESTRATÉGICO PARA AFIANZAR PROCESOS DE INTEGRACIÓN.

UNIDAD DE MEDIDA: ACCIÓN

META: 2.175

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119014 060041000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO GEOPOLÍTICO EN EL EXTERIOR, POR PARTE DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES.

OBJETIVO DEL PROYECTO: DESARROLLAR ESTRATEGIAS PERSONALIZADAS POR PAÍS ESTRATÉGICO PARA AFIANZAR PROCESOS DE INTEGRACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 2.175

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060041001 DISEÑO Y EJECUCIÓN DE ACCIONES ESTRATÉGICAS POR LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES DE AMÉRICA LATINA Y EL CARIBE.

UNIDAD DE MEDIDA: ACCIÓN **META:** 938

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**971.803**	**0**	**0**	**0**	**0**	**0**	**971.803**
402	01	00	00	Productos alimenticios y agropecuarios	971.803	0	0	0	0	0	971.803
402	01	01	00	Alimentos y bebidas para personas	971.803	0	0	0	0	0	971.803
403	**00**	**00**	**00**	**Servicios no personales**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
403	09	00	00	Viáticos y pasajes	600.000	0	0	0	0	0	600.000
403	09	02	00	Viáticos y pasajes fuera del país	600.000	0	0	0	0	0	600.000
403	10	00	00	Servicios profesionales y técnicos	500.000	0	0	0	0	0	500.000
403	10	99	00	Otros servicios profesionales y técnicos	500.000	0	0	0	0	0	500.000
403	99	00	00	Otros servicios no personales	900.000	0	0	0	0	0	900.000
403	99	01	00	Otros servicios no personales	900.000	0	0	0	0	0	900.000
				Totales	**2.971.803**	**0**	**0**	**0**	**0**	**0**	**2.971.803**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119014 060041000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO GEOPOLÍTICO EN EL EXTERIOR, POR PARTE DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES.

OBJETIVO DEL PROYECTO: DESARROLLAR ESTRATEGIAS PERSONALIZADAS POR PAÍS ESTRATÉGICO PARA AFIANZAR PROCESOS DE INTEGRACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 2.175

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060041002 DISEÑO Y EJECUCIÓN DE ACCIONES ESTRATÉGICAS POR LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES DE AMÉRICA DEL NORTE

UNIDAD DE MEDIDA: ACCIÓN **META:** 158

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**510.840**	**0**	**0**	**0**	**0**	**0**	**510.840**
402	01	00	00	Productos alimenticios y agropecuarios	510.840	0	0	0	0	0	510.840
402	01	01	00	Alimentos y bebidas para personas	510.840	0	0	0	0	0	510.840
403	**00**	**00**	**00**	**Servicios no personales**	**1.300.000**	**0**	**0**	**0**	**0**	**0**	**1.300.000**
403	09	00	00	Viáticos y pasajes	800.000	0	0	0	0	0	800.000
403	09	02	00	Viáticos y pasajes fuera del país	800.000	0	0	0	0	0	800.000
403	10	00	00	Servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	99	00	00	Otros servicios no personales	300.000	0	0	0	0	0	300.000
403	99	01	00	Otros servicios no personales	300.000	0	0	0	0	0	300.000
				Totales	**1.810.840**	**0**	**0**	**0**	**0**	**0**	**1.810.840**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119014 060041000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO GEOPOLÍTICO EN EL EXTERIOR, POR PARTE DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES.

OBJETIVO DEL PROYECTO: DESARROLLAR ESTRATEGIAS PERSONALIZADAS POR PAÍS ESTRATÉGICO PARA AFIANZAR PROCESOS DE INTEGRACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 2.175

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060041003 DISEÑO Y EJECUCIÓN DE ACCIONES ESTRATÉGICAS POR LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES DE ÁFRICA.

UNIDAD DE MEDIDA: ACCIÓN **META:** 68

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**220.000**	**0**	**0**	**0**	**0**	**0**	**220.000**
402	01	00	00	Productos alimenticios y agropecuarios	220.000	0	0	0	0	0	220.000
402	01	01	00	Alimentos y bebidas para personas	220.000	0	0	0	0	0	220.000
403	**00**	**00**	**00**	**Servicios no personales**	**775.157**	**0**	**0**	**0**	**0**	**0**	**775.157**
403	09	00	00	Viáticos y pasajes	450.000	0	0	0	0	0	450.000
403	09	02	00	Viáticos y pasajes fuera del país	450.000	0	0	0	0	0	450.000
403	10	00	00	Servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	99	00	00	Otros servicios no personales	225.157	0	0	0	0	0	225.157
403	99	01	00	Otros servicios no personales	225.157	0	0	0	0	0	225.157
				Totales	**995.157**	**0**	**0**	**0**	**0**	**0**	**995.157**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119014 060041000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO GEOPOLÍTICO EN EL EXTERIOR, POR PARTE DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES.

OBJETIVO DEL PROYECTO: DESARROLLAR ESTRATEGIAS PERSONALIZADAS POR PAÍS ESTRATÉGICO PARA AFIANZAR PROCESOS DE INTEGRACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 2.175

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060041004 DISEÑO Y EJECUCIÓN DE ACCIONES ESTRATÉGICAS POR LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES DE EUROPA.

UNIDAD DE MEDIDA: ACCIÓN **META:** 670

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**935.270**	**0**	**0**	**0**	**0**	**0**	**935.270**
402	01	00	00	Productos alimenticios y agropecuarios	935.270	0	0	0	0	0	935.270
402	01	01	00	Alimentos y bebidas para personas	935.270	0	0	0	0	0	935.270
403	**00**	**00**	**00**	**Servicios no personales**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	0	1.000.000
403	09	02	00	Viáticos y pasajes fuera del país	1.000.000	0	0	0	0	0	1.000.000
403	10	00	00	Servicios profesionales y técnicos	400.000	0	0	0	0	0	400.000
403	10	99	00	Otros servicios profesionales y técnicos	400.000	0	0	0	0	0	400.000
403	99	00	00	Otros servicios no personales	600.000	0	0	0	0	0	600.000
403	99	01	00	Otros servicios no personales	600.000	0	0	0	0	0	600.000
				Totales	**2.935.270**	**0**	**0**	**0**	**0**	**0**	**2.935.270**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119014 060041000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO GEOPOLÍTICO EN EL EXTERIOR, POR PARTE DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES.

OBJETIVO DEL PROYECTO: DESARROLLAR ESTRATEGIAS PERSONALIZADAS POR PAÍS ESTRATÉGICO PARA AFIANZAR PROCESOS DE INTEGRACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 2.175

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060041005 DISEÑO Y EJECUCIÓN DE ACCIONES ESTRATÉGICAS POR LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES DE ASIA, MEDIO ORIENTE Y OCEANÍA.

UNIDAD DE MEDIDA: ACCIÓN **META:** 298

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**173.587**	**0**	**0**	**0**	**0**	**0**	**173.587**
402	01	00	00	Productos alimenticios y agropecuarios	173.587	0	0	0	0	0	173.587
402	01	01	00	Alimentos y bebidas para personas	173.587	0	0	0	0	0	173.587
403	**00**	**00**	**00**	**Servicios no personales**	**1.400.000**	**0**	**0**	**0**	**0**	**0**	**1.400.000**
403	09	00	00	Viáticos y pasajes	700.000	0	0	0	0	0	700.000
403	09	02	00	Viáticos y pasajes fuera del país	700.000	0	0	0	0	0	700.000
403	10	00	00	Servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	10	99	00	Otros servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	99	00	00	Otros servicios no personales	400.000	0	0	0	0	0	400.000
403	99	01	00	Otros servicios no personales	400.000	0	0	0	0	0	400.000
				Totales	**1.573.587**	**0**	**0**	**0**	**0**	**0**	**1.573.587**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119014 060041000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO GEOPOLÍTICO EN EL EXTERIOR, POR PARTE DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES.

OBJETIVO DEL PROYECTO: DESARROLLAR ESTRATEGIAS PERSONALIZADAS POR PAÍS ESTRATÉGICO PARA AFIANZAR PROCESOS DE INTEGRACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 2.175

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060041006 DISEÑO Y EJECUCIÓN DE ACCIONES ESTRATÉGICAS POR LAS REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES.

UNIDAD DE MEDIDA: ACCIÓN **META:** 27

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	02	00	Viáticos y pasajes fuera del país	100.000	0	0	0	0	0	100.000
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
				Totales	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 119014 060041000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO GEOPOLÍTICO EN EL EXTERIOR, POR PARTE DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES.

OBJETIVO DEL PROYECTO: DESARROLLAR ESTRATEGIAS PERSONALIZADAS POR PAÍS ESTRATÉGICO PARA AFIANZAR PROCESOS DE INTEGRACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 2.175

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 060041007 DISEÑO Y EJECUCIÓN DE ACCIONES ESTRATÉGICAS POR LAS COMISIONES PRESIDENCIALES ADSCRITAS AL MPPRE.

UNIDAD DE MEDIDA: ACCIÓN **META:** 16

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	02	00	Viáticos y pasajes fuera del país	100.000	0	0	0	0	0	100.000
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
				Totales	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 069999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: OFRECER FORMACION INTEGRAL EN RELACIONES INTERNACIONALES Y POLITICA EXTERIOR AL PERSONAL QUE LABORA EN EL MPPRE, ORGANISMOS GUBERNAMENTALES, ASI COMO TAMBIEN COLECTIVOS ORGANIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 8.800.748

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.800.748**	**0**	**0**	**0**	**0**	**0**	**8.800.748**
407	01	00	00	Transferencias y donaciones corrientes internas	8.800.748	0	0	0	0	0	8.800.748
407	01	03	00	Transferencias corrientes internas al sector público	8.800.748	0	0	0	0	0	8.800.748
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	8.800.748	0	0	0	0	0	8.800.748
				Totales	**8.800.748**	**0**	**0**	**0**	**0**	**0**	**8.800.748**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 069999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: OFRECER FORMACION INTEGRAL EN RELACIONES INTERNACIONALES Y POLITICA EXTERIOR AL PERSONAL QUE LABORA EN EL MPPRE, ORGANISMOS GUBERNAMENTALES, ASI COMO TAMBIEN COLECTIVOS ORGANIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 8.800.748

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.800.748**	**0**	**0**	**0**	**0**	**0**	**8.800.748**
407	01	00	00	Transferencias y donaciones corrientes internas	8.800.748	0	0	0	0	0	8.800.748
407	01	03	00	Transferencias corrientes internas al sector público	8.800.748	0	0	0	0	0	8.800.748
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	8.800.748	0	0	0	0	0	8.800.748
				- A0170 Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual	8.800.748	0	0	0	0	0	8.800.748
				Totales	**8.800.748**	**0**	**0**	**0**	**0**	**0**	**8.800.748**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 069999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: OFRECER FORMACION INTEGRAL EN RELACIONES INTERNACIONALES Y POLITICA EXTERIOR AL PERSONAL QUE LABORA EN EL MPPRE, ORGANISMOS GUBERNAMENTALES, ASI COMO TAMBIEN COLECTIVOS ORGANIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 8.800.748

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 069999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO INSTITUTO DE ALTOS ESTUDIOS DIPLOMÁTICOS PEDRO GUAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 8.800.748

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.800.748**	**0**	**0**	**0**	**0**	**0**	**8.800.748**
407	01	00	00	Transferencias y donaciones corrientes internas	8.800.748	0	0	0	0	0	8.800.748
407	01	03	00	Transferencias corrientes internas al sector público	8.800.748	0	0	0	0	0	8.800.748
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	8.800.748	0	0	0	0	0	8.800.748
				Totales	**8.800.748**	**0**	**0**	**0**	**0**	**0**	**8.800.748**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**523.227.854**	0	0	0	0	0	**523.227.854**
401	01	00	00	Sueldos, salarios y otras retribuciones	108.117.709	0	0	0	0	0	108.117.709
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	51.876.318	0	0	0	0	0	51.876.318
401	01	03	00	Suplencias a empleados	350.000	0	0	0	0	0	350.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	10.438.015	0	0	0	0	0	10.438.015
401	01	12	00	Salarios a obreros en puestos no permanentes	640.000	0	0	0	0	0	640.000
401	01	13	00	Suplencias a obreros	250.000	0	0	0	0	0	250.000
401	01	18	00	Remuneraciones al personal contratado	30.000.000	0	0	0	0	0	30.000.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	56.295	0	0	0	0	0	56.295
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	159.683	0	0	0	0	0	159.683
401	01	99	00	Otras retribuciones	14.322.157	0	0	0	0	0	14.322.157
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.571.006	0	0	0	0	0	4.571.006
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.571.006	0	0	0	0	0	4.571.006
401	03	00	00	Primas	38.029.836	0	0	0	0	0	38.029.836
401	03	01	00	Primas por mérito a empleados	10.604.112	0	0	0	0	0	10.604.112
401	03	04	00	Primas por hijos a empleados	681.508	0	0	0	0	0	681.508
401	03	08	00	Primas de profesionalización a empleados	8.228.546	0	0	0	0	0	8.228.546
401	03	09	00	Primas por antigüedad a empleados	9.783.747	0	0	0	0	0	9.783.747
401	03	16	00	Primas por mérito a obreros	1.724.308	0	0	0	0	0	1.724.308
401	03	19	00	Primas por hijos de obreros	259.383	0	0	0	0	0	259.383
401	03	21	00	Primas por antigüedad a obreros	1.333.007	0	0	0	0	0	1.333.007
401	03	22	00	Primas de profesionalización a obreros	62.565	0	0	0	0	0	62.565
401	03	39	00	Primas por hijos al personal contratado	600.000	0	0	0	0	0	600.000
401	03	40	00	Primas de profesionalización al personal contratado	3.200.000	0	0	0	0	0	3.200.000
401	03	41	00	Primas por antigüedad al personal contratado	1.064.278	0	0	0	0	0	1.064.278
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	2.916	0	0	0	0	0	2.916
401	03	47	00	Primas al personal de alto nivel y de dirección	117.466	0	0	0	0	0	117.466
401	03	97	00	Otras primas a empleados	18.000	0	0	0	0	0	18.000
401	03	98	00	Otras primas a obreros	350.000	0	0	0	0	0	350.000
401	04	00	00	Complementos de sueldos y salarios	141.515.878	0	0	0	0	0	141.515.878
401	04	06	00	Complemento a empleados por comisión de servicios	4.946.093	0	0	0	0	0	4.946.093

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	26.216.000	0	0	0	0	0	26.216.000
401	04	09	00	Bono compensatorio de transporte a empleados	1.878.867	0	0	0	0	0	1.878.867
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	3.000.000	0	0	0	0	0	3.000.000
401	04	18	00	Bono compensatorio de alimentación a obreros	7.200.000	0	0	0	0	0	7.200.000
401	04	19	00	Bono compensatorio de transporte a obreros	454.980	0	0	0	0	0	454.980
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	5.000.000	0	0	0	0	0	5.000.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	25.000.000	0	0	0	0	0	25.000.000
401	04	27	00	Bono compensatorio de transporte al personal contratado	1.700.000	0	0	0	0	0	1.700.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	880	0	0	0	0	0	880
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	15.000	0	0	0	0	0	15.000
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	1.260	0	0	0	0	0	1.260
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	2.280	0	0	0	0	0	2.280
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	50.000	0	0	0	0	0	50.000
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	6.090	0	0	0	0	0	6.090
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	28.125	0	0	0	0	0	28.125
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	349.500	0	0	0	0	0	349.500
401	04	96	00	Otros complementos a empleados	42.760.883	0	0	0	0	0	42.760.883
401	04	97	00	Otros complementos a obreros	8.500.000	0	0	0	0	0	8.500.000
401	04	98	00	Otros complementos al personal contratado	14.405.920	0	0	0	0	0	14.405.920
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	29.667.364	0	0	0	0	0	29.667.364
401	05	03	00	Bono vacacional a empleados	19.643.373	0	0	0	0	0	19.643.373
401	05	06	00	Bono vacacional a obreros	2.800.000	0	0	0	0	0	2.800.000
401	05	08	00	Bono vacacional al personal contratado	7.000.000	0	0	0	0	0	7.000.000
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	50.625	0	0	0	0	0	50.625
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	173.366	0	0	0	0	0	173.366
401	06	00	00	Aportes patronales y legales	20.814.486	0	0	0	0	0	20.814.486
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	9.267.877	0	0	0	0	0	9.267.877
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.846.589	0	0	0	0	0	1.846.589
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.871.105	0	0	0	0	0	1.871.105
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.136.928	0	0	0	0	0	2.136.928
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por	1.670.546	0	0	0	0	0	1.670.546

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				obreros							
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	337.690	0	0	0	0	0	337.690
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	306.589	0	0	0	0	0	306.589
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	415.185	0	0	0	0	0	415.185
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.105.979	0	0	0	0	0	2.105.979
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	774.323	0	0	0	0	0	774.323
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	3.735	0	0	0	0	0	3.735
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	741	0	0	0	0	0	741
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	599	0	0	0	0	0	599
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	42.109	0	0	0	0	0	42.109
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	15.077	0	0	0	0	0	15.077
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	10.927	0	0	0	0	0	10.927
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	6.700	0	0	0	0	0	6.700
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	1.787	0	0	0	0	0	1.787
401	07	00	00	Asistencia socio-económica	146.673.521	0	0	0	0	0	146.673.521
401	07	02	00	Becas a empleados	2.800.000	0	0	0	0	0	2.800.000
401	07	03	00	Ayudas por matrimonio a empleados	6.000	0	0	0	0	0	6.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	31.000	0	0	0	0	0	31.000
401	07	05	00	Ayudas por defunción a empleados	46.345	0	0	0	0	0	46.345
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	11.095.165	0	0	0	0	0	11.095.165
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	54.810.445	0	0	0	0	0	54.810.445
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	656.900	0	0	0	0	0	656.900
401	07	10	00	Dotación de uniformes a empleados	15.200.000	0	0	0	0	0	15.200.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	450.000	0	0	0	0	0	450.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	420.000	0	0	0	0	0	420.000
401	07	18	00	Becas a obreros	700.000	0	0	0	0	0	700.000
401	07	19	00	Ayudas por matrimonio de obreros	3.000	0	0	0	0	0	3.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	21.400	0	0	0	0	0	21.400
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.510.859	0	0	0	0	0	2.510.859
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos	8.323.041	0	0	0	0	0	8.323.041

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				funerarios por obreros							
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	100.000	0	0	0	0	0	100.000
401	07	26	00	Dotación de uniformes a obreros	3.698.885	0	0	0	0	0	3.698.885
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	44.974	0	0	0	0	0	44.974
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	200.000	0	0	0	0	0	200.000
401	07	33	00	Asistencia socio-económica al personal contratado	45.369.757	0	0	0	0	0	45.369.757
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	4.750	0	0	0	0	0	4.750
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	181.000	0	0	0	0	0	181.000
401	08	00	00	Prestaciones sociales e indemnizaciones	33.838.054	0	0	0	0	0	33.838.054
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	21.337.524	0	0	0	0	0	21.337.524
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.000.000	0	0	0	0	0	4.000.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	8.000.000	0	0	0	0	0	8.000.000
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	12.149	0	0	0	0	0	12.149
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	488.381	0	0	0	0	0	488.381
403	**00**	**00**	**00**	**Servicios no personales**	**7.594.080**	**0**	**0**	**0**	**0**	**0**	**7.594.080**
403	18	00	00	Impuestos indirectos	7.009.920	0	0	0	0	0	7.009.920
403	18	01	00	Impuesto al valor agregado	7.009.920	0	0	0	0	0	7.009.920
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	584.160	0	0	0	0	0	584.160
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	584.160	0	0	0	0	0	584.160
				Totales	**530.821.934**	**0**	**0**	**0**	**0**	**0**	**530.821.934**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

ACCIÓN CENTRALIZADA: 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 06 - 201

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 060001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**523.227.854**	0	0	0	0	0	**523.227.854**
401	01	00	00	Sueldos, salarios y otras retribuciones	108.117.709	0	0	0	0	0	108.117.709
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	51.876.318	0	0	0	0	0	51.876.318
401	01	03	00	Suplencias a empleados	350.000	0	0	0	0	0	350.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	10.438.015	0	0	0	0	0	10.438.015
401	01	12	00	Salarios a obreros en puestos no permanentes	640.000	0	0	0	0	0	640.000
401	01	13	00	Suplencias a obreros	250.000	0	0	0	0	0	250.000
401	01	18	00	Remuneraciones al personal contratado	30.000.000	0	0	0	0	0	30.000.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	56.295	0	0	0	0	0	56.295
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	159.683	0	0	0	0	0	159.683
401	01	99	00	Otras retribuciones	14.322.157	0	0	0	0	0	14.322.157
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.571.006	0	0	0	0	0	4.571.006
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.571.006	0	0	0	0	0	4.571.006
401	03	00	00	Primas	38.029.836	0	0	0	0	0	38.029.836
401	03	01	00	Primas por mérito a empleados	10.604.112	0	0	0	0	0	10.604.112
401	03	04	00	Primas por hijos a empleados	681.508	0	0	0	0	0	681.508
401	03	08	00	Primas de profesionalización a empleados	8.228.546	0	0	0	0	0	8.228.546
401	03	09	00	Primas por antigüedad a empleados	9.783.747	0	0	0	0	0	9.783.747
401	03	16	00	Primas por mérito a obreros	1.724.308	0	0	0	0	0	1.724.308
401	03	19	00	Primas por hijos de obreros	259.383	0	0	0	0	0	259.383
401	03	21	00	Primas por antigüedad a obreros	1.333.007	0	0	0	0	0	1.333.007
401	03	22	00	Primas de profesionalización a obreros	62.565	0	0	0	0	0	62.565
401	03	39	00	Primas por hijos al personal contratado	600.000	0	0	0	0	0	600.000
401	03	40	00	Primas de profesionalización al personal contratado	3.200.000	0	0	0	0	0	3.200.000
401	03	41	00	Primas por antigüedad al personal contratado	1.064.278	0	0	0	0	0	1.064.278
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	2.916	0	0	0	0	0	2.916

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 060001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	47	00	Primas al personal de alto nivel y de dirección	117.466	0	0	0	0	0	117.466
401	03	97	00	Otras primas a empleados	18.000	0	0	0	0	0	18.000
401	03	98	00	Otras primas a obreros	350.000	0	0	0	0	0	350.000
401	04	00	00	Complementos de sueldos y salarios	141.515.878	0	0	0	0	0	141.515.878
401	04	06	00	Complemento a empleados por comisión de servicios	4.946.093	0	0	0	0	0	4.946.093
401	04	08	00	Bono compensatorio de alimentación a empleados	26.216.000	0	0	0	0	0	26.216.000
401	04	09	00	Bono compensatorio de transporte a empleados	1.878.867	0	0	0	0	0	1.878.867
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	3.000.000	0	0	0	0	0	3.000.000
401	04	18	00	Bono compensatorio de alimentación a obreros	7.200.000	0	0	0	0	0	7.200.000
401	04	19	00	Bono compensatorio de transporte a obreros	454.980	0	0	0	0	0	454.980
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	5.000.000	0	0	0	0	0	5.000.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	25.000.000	0	0	0	0	0	25.000.000
401	04	27	00	Bono compensatorio de transporte al personal contratado	1.700.000	0	0	0	0	0	1.700.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	880	0	0	0	0	0	880
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	15.000	0	0	0	0	0	15.000
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	1.260	0	0	0	0	0	1.260
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	2.280	0	0	0	0	0	2.280
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	50.000	0	0	0	0	0	50.000
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	6.090	0	0	0	0	0	6.090
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	28.125	0	0	0	0	0	28.125
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	349.500	0	0	0	0	0	349.500
401	04	96	00	Otros complementos a empleados	42.760.883	0	0	0	0	0	42.760.883
401	04	97	00	Otros complementos a obreros	8.500.000	0	0	0	0	0	8.500.000
401	04	98	00	Otros complementos al personal contratado	14.405.920	0	0	0	0	0	14.405.920
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	29.667.364	0	0	0	0	0	29.667.364
401	05	03	00	Bono vacacional a empleados	19.643.373	0	0	0	0	0	19.643.373

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 06 - 203

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 060001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	06	00	Bono vacacional a obreros	2.800.000	0	0	0	0	0	2.800.000
401	05	08	00	Bono vacacional al personal contratado	7.000.000	0	0	0	0	0	7.000.000
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	50.625	0	0	0	0	0	50.625
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	173.366	0	0	0	0	0	173.366
401	06	00	00	Aportes patronales y legales	20.814.486	0	0	0	0	0	20.814.486
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	9.267.877	0	0	0	0	0	9.267.877
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.846.589	0	0	0	0	0	1.846.589
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.871.105	0	0	0	0	0	1.871.105
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.136.928	0	0	0	0	0	2.136.928
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.670.546	0	0	0	0	0	1.670.546
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	337.690	0	0	0	0	0	337.690
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	306.589	0	0	0	0	0	306.589
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	415.185	0	0	0	0	0	415.185
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.105.979	0	0	0	0	0	2.105.979
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	774.323	0	0	0	0	0	774.323
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	3.735	0	0	0	0	0	3.735
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	741	0	0	0	0	0	741
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	599	0	0	0	0	0	599
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	42.109	0	0	0	0	0	42.109
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	15.077	0	0	0	0	0	15.077
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	10.927	0	0	0	0	0	10.927
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	6.700	0	0	0	0	0	6.700
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	1.787	0	0	0	0	0	1.787
401	07	00	00	Asistencia socio-económica	146.673.521	0	0	0	0	0	146.673.521
401	07	02	00	Becas a empleados	2.800.000	0	0	0	0	0	2.800.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 060001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	6.000	0	0	0	0	0	6.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	31.000	0	0	0	0	0	31.000
401	07	05	00	Ayudas por defunción a empleados	46.345	0	0	0	0	0	46.345
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	11.095.165	0	0	0	0	0	11.095.165
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	54.810.445	0	0	0	0	0	54.810.445
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	656.900	0	0	0	0	0	656.900
401	07	10	00	Dotación de uniformes a empleados	15.200.000	0	0	0	0	0	15.200.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	450.000	0	0	0	0	0	450.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	420.000	0	0	0	0	0	420.000
401	07	18	00	Becas a obreros	700.000	0	0	0	0	0	700.000
401	07	19	00	Ayudas por matrimonio de obreros	3.000	0	0	0	0	0	3.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	21.400	0	0	0	0	0	21.400
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.510.859	0	0	0	0	0	2.510.859
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	8.323.041	0	0	0	0	0	8.323.041
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	100.000	0	0	0	0	0	100.000
401	07	26	00	Dotación de uniformes a obreros	3.698.885	0	0	0	0	0	3.698.885
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	44.974	0	0	0	0	0	44.974
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	200.000	0	0	0	0	0	200.000
401	07	33	00	Asistencia socio-económica al personal contratado	45.369.757	0	0	0	0	0	45.369.757
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	4.750	0	0	0	0	0	4.750
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	181.000	0	0	0	0	0	181.000
401	08	00	00	Prestaciones sociales e indemnizaciones	33.838.054	0	0	0	0	0	33.838.054
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	21.337.524	0	0	0	0	0	21.337.524
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.000.000	0	0	0	0	0	4.000.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	8.000.000	0	0	0	0	0	8.000.000
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	12.149	0	0	0	0	0	12.149

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

ACCIÓN CENTRALIZADA: 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 060001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	488.381	0	0	0	0	0	488.381
403	**00**	**00**	**00**	**Servicios no personales**	**7.594.080**	**0**	**0**	**0**	**0**	**0**	**7.594.080**
403	18	00	00	Impuestos indirectos	7.009.920	0	0	0	0	0	7.009.920
403	18	01	00	Impuesto al valor agregado	7.009.920	0	0	0	0	0	7.009.920
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	584.160	0	0	0	0	0	584.160
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	584.160	0	0	0	0	0	584.160
				Totales	**530.821.934**	**0**	**0**	**0**	**0**	**0**	**530.821.934**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.753.372**	**0**	**0**	**0**	**0**	**0**	**15.753.372**
402	01	00	00	Productos alimenticios y agropecuarios	4.176.922	0	0	0	0	0	4.176.922
402	01	01	00	Alimentos y bebidas para personas	4.176.922	0	0	0	0	0	4.176.922
402	02	00	00	Productos de minas, canteras y yacimientos	1.547	0	0	0	0	0	1.547
402	02	02	00	Petróleo crudo y gas natural	547	0	0	0	0	0	547
402	02	05	00	Piedra, arcilla, arena y tierra	1.000	0	0	0	0	0	1.000
402	03	00	00	Textiles y vestuarios	604.000	0	0	0	0	0	604.000
402	03	01	00	Textiles	600.000	0	0	0	0	0	600.000
402	03	02	00	Prendas de vestir	2.000	0	0	0	0	0	2.000
402	03	99	00	Otros productos textiles y vestuarios	2.000	0	0	0	0	0	2.000
402	04	00	00	Productos de cuero y caucho	127.000	0	0	0	0	0	127.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	7.000	0	0	0	0	0	7.000
402	04	03	00	Cauchos y tripas para vehículos	120.000	0	0	0	0	0	120.000
402	05	00	00	Productos de papel, cartón e impresos	1.029.809	0	0	0	0	0	1.029.809
402	05	01	00	Pulpa de madera, papel y cartón	210.380	0	0	0	0	0	210.380
402	05	02	00	Envases y cajas de papel y cartón	33.661	0	0	0	0	0	33.661
402	05	03	00	Productos de papel y cartón para oficina	572.233	0	0	0	0	0	572.233
402	05	04	00	Libros, revistas y periódicos	63.114	0	0	0	0	0	63.114
402	05	05	00	Material de enseñanza	421	0	0	0	0	0	421
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	150.000	0	0	0	0	0	150.000
402	06	00	00	Productos químicos y derivados	1.434.263	0	0	0	0	0	1.434.263
402	06	01	00	Sustancias químicas y de uso industrial	5.000	0	0	0	0	0	5.000
402	06	02	00	Abonos, plaguicidas y otros	3.000	0	0	0	0	0	3.000
402	06	03	00	Tintas, pinturas y colorantes	500.000	0	0	0	0	0	500.000
402	06	04	00	Productos farmacéuticos y medicamentos	126.228	0	0	0	0	0	126.228
402	06	05	00	Productos de tocador	8.416	0	0	0	0	0	8.416
402	06	06	00	Combustibles y lubricantes	168.304	0	0	0	0	0	168.304
402	06	07	00	Productos diversos derivados del petróleo y del carbón	590	0	0	0	0	0	590
402	06	08	00	Productos plásticos	546.988	0	0	0	0	0	546.988
402	06	99	00	Otros productos de la industria química y conexos	75.737	0	0	0	0	0	75.737
402	07	00	00	Productos minerales no metálicos	51.450	0	0	0	0	0	51.450
402	07	01	00	Productos de barro, loza y porcelana	600	0	0	0	0	0	600
402	07	02	00	Vidrios y productos de vidrio	2.946	0	0	0	0	0	2.946

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES ACCIÓN CENTRALIZADA: 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	03	00	Productos de arcilla para construcción	11.866	0	0	0	0	0	11.866
402	07	04	00	Cemento, cal y yeso	21.038	0	0	0	0	0	21.038
402	07	99	00	Otros productos minerales no metálicos	15.000	0	0	0	0	0	15.000
402	08	00	00	Productos metálicos	856.078	0	0	0	0	0	856.078
402	08	01	00	Productos primarios de hierro y acero	60.000	0	0	0	0	0	60.000
402	08	02	00	Productos de metales no ferrosos	361.853	0	0	0	0	0	361.853
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	151.474	0	0	0	0	0	151.474
402	08	04	00	Productos metálicos estructurales	7.153	0	0	0	0	0	7.153
402	08	09	00	Repuestos y accesorios para equipos de transporte	168.304	0	0	0	0	0	168.304
402	08	10	00	Repuestos y accesorios para otros equipos	96.775	0	0	0	0	0	96.775
402	08	99	00	Otros productos metálicos	10.519	0	0	0	0	0	10.519
402	09	00	00	Productos de madera	62.904	0	0	0	0	0	62.904
402	09	01	00	Productos primarios de madera	60.000	0	0	0	0	0	60.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.052	0	0	0	0	0	1.052
402	09	99	00	Otros productos de madera	1.852	0	0	0	0	0	1.852
402	10	00	00	Productos varios y útiles diversos	6.988.639	0	0	0	0	0	6.988.639
402	10	01	00	Artículos de deporte, recreación y juguetes	30.000	0	0	0	0	0	30.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.500.000	0	0	0	0	0	1.500.000
402	10	03	00	Utensilios de cocina y comedor	84.152	0	0	0	0	0	84.152
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	109.398	0	0	0	0	0	109.398
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.514.734	0	0	0	0	0	1.514.734
402	10	06	00	Condecoraciones, ofrendas y similares	80.000	0	0	0	0	0	80.000
402	10	07	00	Productos de seguridad en el trabajo	160.000	0	0	0	0	0	160.000
402	10	08	00	Materiales para equipos de computación	1.800.000	0	0	0	0	0	1.800.000
402	10	11	00	Materiales eléctricos	800.000	0	0	0	0	0	800.000
402	10	12	00	Materiales para instalaciones sanitarias	60.000	0	0	0	0	0	60.000
402	10	13	00	Materiales fotográficos	8.836	0	0	0	0	0	8.836
402	10	99	00	Otros productos y útiles diversos	841.519	0	0	0	0	0	841.519
402	99	00	00	Otros materiales y suministros	420.760	0	0	0	0	0	420.760
402	99	01	00	Otros materiales y suministros	420.760	0	0	0	0	0	420.760
403	**00**	**00**	**00**	**Servicios no personales**	**87.675.389**	**0**	**0**	**0**	**0**	**0**	**87.675.389**
403	02	00	00	Alquileres de maquinaria y equipos	4.150.000	0	0	0	0	0	4.150.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
403	02	99	00	Alquileres de otras maquinaria y equipos	3.000.000	0	0	0	0	0	3.000.000
403	04	00	00	Servicios básicos	10.262.100	0	0	0	0	0	10.262.100
403	04	01	00	Electricidad	620.000	0	0	0	0	0	620.000
403	04	03	00	Agua	230.000	0	0	0	0	0	230.000
403	04	04	00	Teléfonos	7.000.000	0	0	0	0	0	7.000.000
403	04	05	00	Servicio de comunicaciones	2.272.100	0	0	0	0	0	2.272.100
403	04	06	00	Servicio de aseo urbano y domiciliario	140.000	0	0	0	0	0	140.000
403	06	00	00	Servicios de transporte y almacenaje	11.107.575	0	0	0	0	0	11.107.575
403	06	01	00	Fletes y embalajes	10.000.000	0	0	0	0	0	10.000.000
403	06	02	00	Almacenaje	1.100.000	0	0	0	0	0	1.100.000
403	06	03	00	Estacionamiento	4.208	0	0	0	0	0	4.208
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.367	0	0	0	0	0	3.367
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.854.000	0	0	0	0	0	17.854.000
403	07	01	00	Publicidad y propaganda	150.000	0	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	5.000.000	0	0	0	0	0	5.000.000
403	07	03	00	Relaciones sociales	12.204.000	0	0	0	0	0	12.204.000
403	07	04	00	Avisos	500.000	0	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.000.000	0	0	0	0	0	5.000.000
403	08	01	00	Primas y gastos de seguros	5.000.000	0	0	0	0	0	5.000.000
403	09	00	00	Viáticos y pasajes	12.346.726	0	0	0	0	0	12.346.726
403	09	01	00	Viáticos y pasajes dentro del país	400.000	0	0	0	0	0	400.000
403	09	02	00	Viáticos y pasajes fuera del país	11.946.726	0	0	0	0	0	11.946.726
403	10	00	00	Servicios profesionales y técnicos	1.300.000	0	0	0	0	0	1.300.000
403	10	11	00	Servicios para la elaboración y suministro de comida	300.000	0	0	0	0	0	300.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.535.945	0	0	0	0	0	7.535.945
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	6.000	0	0	0	0	0	6.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	500.000	0	0	0	0	0	500.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	12.623	0	0	0	0	0	12.623
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	67.322	0	0	0	0	0	67.322

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.500.000	0	0	0	0	0	6.500.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	450.000	0	0	0	0	0	450.000
403	12	00	00	Conservación y reparaciones menores de obras	1.500.000	0	0	0	0	0	1.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.500.000	0	0	0	0	0	1.500.000
403	15	00	00	Servicios fiscales	10.000	0	0	0	0	0	10.000
403	15	02	00	Tasas y otros derechos obligatorios	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	15.409.043	0	0	0	0	0	15.409.043
403	18	01	00	Impuesto al valor agregado	15.409.043	0	0	0	0	0	15.409.043
403	99	00	00	Otros servicios no personales	1.200.000	0	0	0	0	0	1.200.000
403	99	01	00	Otros servicios no personales	1.200.000	0	0	0	0	0	1.200.000
404	**00**	**00**	**00**	**Activos reales**	**11.527.823**	**0**	**0**	**0**	**0**	**0**	**11.527.823**
404	01	00	00	Repuestos y reparaciones mayores	2.177.570	0	0	0	0	0	2.177.570
404	01	01	00	Repuestos mayores	578.684	0	0	0	0	0	578.684
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	378.684	0	0	0	0	0	378.684
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.598.886	0	0	0	0	0	1.598.886
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	841.519	0	0	0	0	0	841.519
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	757.367	0	0	0	0	0	757.367
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	239.000	0	0	0	0	0	239.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	18.000	0	0	0	0	0	18.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	15.000	0	0	0	0	0	15.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	190.000	0	0	0	0	0	190.000
404	03	05	00	Maquinaria y equipos industriales y de taller	16.000	0	0	0	0	0	16.000
404	04	00	00	Equipos de transporte, tracción y elevación	428.760	0	0	0	0	0	428.760
404	04	01	00	Vehículos automotores terrestres	420.760	0	0	0	0	0	420.760
404	04	05	00	Vehículos de tracción no motorizados	8.000	0	0	0	0	0	8.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	720.000	0	0	0	0	0	720.000
404	05	01	00	Equipos de telecomunicaciones	720.000	0	0	0	0	0	720.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	227.000	0	0	0	0	0	227.000
404	07	03	00	Obras de arte	200.000	0	0	0	0	0	200.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	27.000	0	0	0	0	0	27.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.235.493	0	0	0	0	0	6.235.493

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	3.000.000	0	0	0	0	0	3.000.000
404	09	02	00	Equipos de computación	1.935.493	0	0	0	0	0	1.935.493
404	09	03	00	Mobiliario y equipos de alojamiento	1.300.000	0	0	0	0	0	1.300.000
404	12	00	00	Activos intangibles	1.200.000	0	0	0	0	0	1.200.000
404	12	04	00	Paquetes y programas de computación	1.200.000	0	0	0	0	0	1.200.000
404	99	00	00	Otros activos reales	300.000	0	0	0	0	0	300.000
404	99	01	00	Otros activos reales	300.000	0	0	0	0	0	300.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.418.077**	**0**	**0**	**0**	**0**	**0**	**2.418.077**
407	01	00	00	Transferencias y donaciones corrientes internas	2.418.077	0	0	0	0	0	2.418.077
407	01	02	00	Donaciones corrientes internas al sector privado	2.418.077	0	0	0	0	0	2.418.077
407	01	02	01	Donaciones corrientes a personas	2.418.077	0	0	0	0	0	2.418.077
411	**00**	**00**	**00**	**Disminución de pasivos**	**3.000.000**	**0**	**0**	**0**	**0**	**0**	**3.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	3.000.000	0	0	0	0	0	3.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	2.000.000	0	0	0	0	0	2.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	1.000.000	0	0	0	0	0	1.000.000
				Totales	**120.374.661**	**0**	**0**	**0**	**0**	**0**	**120.374.661**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 060002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.753.372**	**0**	**0**	**0**	**0**	**0**	**15.753.372**
402	01	00	00	Productos alimenticios y agropecuarios	4.176.922	0	0	0	0	0	4.176.922
402	01	01	00	Alimentos y bebidas para personas	4.176.922	0	0	0	0	0	4.176.922
402	02	00	00	Productos de minas, canteras y yacimientos	1.547	0	0	0	0	0	1.547
402	02	02	00	Petróleo crudo y gas natural	547	0	0	0	0	0	547
402	02	05	00	Piedra, arcilla, arena y tierra	1.000	0	0	0	0	0	1.000
402	03	00	00	Textiles y vestuarios	604.000	0	0	0	0	0	604.000
402	03	01	00	Textiles	600.000	0	0	0	0	0	600.000
402	03	02	00	Prendas de vestir	2.000	0	0	0	0	0	2.000
402	03	99	00	Otros productos textiles y vestuarios	2.000	0	0	0	0	0	2.000
402	04	00	00	Productos de cuero y caucho	127.000	0	0	0	0	0	127.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	7.000	0	0	0	0	0	7.000
402	04	03	00	Cauchos y tripas para vehículos	120.000	0	0	0	0	0	120.000
402	05	00	00	Productos de papel, cartón e impresos	1.029.809	0	0	0	0	0	1.029.809
402	05	01	00	Pulpa de madera, papel y cartón	210.380	0	0	0	0	0	210.380
402	05	02	00	Envases y cajas de papel y cartón	33.661	0	0	0	0	0	33.661
402	05	03	00	Productos de papel y cartón para oficina	572.233	0	0	0	0	0	572.233
402	05	04	00	Libros, revistas y periódicos	63.114	0	0	0	0	0	63.114
402	05	05	00	Material de enseñanza	421	0	0	0	0	0	421
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	150.000	0	0	0	0	0	150.000
402	06	00	00	Productos químicos y derivados	1.434.263	0	0	0	0	0	1.434.263
402	06	01	00	Sustancias químicas y de uso industrial	5.000	0	0	0	0	0	5.000
402	06	02	00	Abonos, plaguicidas y otros	3.000	0	0	0	0	0	3.000
402	06	03	00	Tintas, pinturas y colorantes	500.000	0	0	0	0	0	500.000
402	06	04	00	Productos farmacéuticos y medicamentos	126.228	0	0	0	0	0	126.228
402	06	05	00	Productos de tocador	8.416	0	0	0	0	0	8.416
402	06	06	00	Combustibles y lubricantes	168.304	0	0	0	0	0	168.304
402	06	07	00	Productos diversos derivados del petróleo y del carbón	590	0	0	0	0	0	590

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 060002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	546.988	0	0	0	0	0	546.988
402	06	99	00	Otros productos de la industria química y conexos	75.737	0	0	0	0	0	75.737
402	07	00	00	Productos minerales no metálicos	51.450	0	0	0	0	0	51.450
402	07	01	00	Productos de barro, loza y porcelana	600	0	0	0	0	0	600
402	07	02	00	Vidrios y productos de vidrio	2.946	0	0	0	0	0	2.946
402	07	03	00	Productos de arcilla para construcción	11.866	0	0	0	0	0	11.866
402	07	04	00	Cemento, cal y yeso	21.038	0	0	0	0	0	21.038
402	07	99	00	Otros productos minerales no metálicos	15.000	0	0	0	0	0	15.000
402	08	00	00	Productos metálicos	856.078	0	0	0	0	0	856.078
402	08	01	00	Productos primarios de hierro y acero	60.000	0	0	0	0	0	60.000
402	08	02	00	Productos de metales no ferrosos	361.853	0	0	0	0	0	361.853
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	151.474	0	0	0	0	0	151.474
402	08	04	00	Productos metálicos estructurales	7.153	0	0	0	0	0	7.153
402	08	09	00	Repuestos y accesorios para equipos de transporte	168.304	0	0	0	0	0	168.304
402	08	10	00	Repuestos y accesorios para otros equipos	96.775	0	0	0	0	0	96.775
402	08	99	00	Otros productos metálicos	10.519	0	0	0	0	0	10.519
402	09	00	00	Productos de madera	62.904	0	0	0	0	0	62.904
402	09	01	00	Productos primarios de madera	60.000	0	0	0	0	0	60.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.052	0	0	0	0	0	1.052
402	09	99	00	Otros productos de madera	1.852	0	0	0	0	0	1.852
402	10	00	00	Productos varios y útiles diversos	6.988.639	0	0	0	0	0	6.988.639
402	10	01	00	Artículos de deporte, recreación y juguetes	30.000	0	0	0	0	0	30.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.500.000	0	0	0	0	0	1.500.000
402	10	03	00	Utensilios de cocina y comedor	84.152	0	0	0	0	0	84.152
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	109.398	0	0	0	0	0	109.398
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.514.734	0	0	0	0	0	1.514.734
402	10	06	00	Condecoraciones, ofrendas y similares	80.000	0	0	0	0	0	80.000
402	10	07	00	Productos de seguridad en el trabajo	160.000	0	0	0	0	0	160.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 060002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	1.800.000	0	0	0	0	0	1.800.000
402	10	11	00	Materiales eléctricos	800.000	0	0	0	0	0	800.000
402	10	12	00	Materiales para instalaciones sanitarias	60.000	0	0	0	0	0	60.000
402	10	13	00	Materiales fotográficos	8.836	0	0	0	0	0	8.836
402	10	99	00	Otros productos y útiles diversos	841.519	0	0	0	0	0	841.519
402	99	00	00	Otros materiales y suministros	420.760	0	0	0	0	0	420.760
402	99	01	00	Otros materiales y suministros	420.760	0	0	0	0	0	420.760
403	**00**	**00**	**00**	**Servicios no personales**	**87.675.389**	**0**	**0**	**0**	**0**	**0**	**87.675.389**
403	02	00	00	Alquileres de maquinaria y equipos	4.150.000	0	0	0	0	0	4.150.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
403	02	99	00	Alquileres de otras maquinaria y equipos	3.000.000	0	0	0	0	0	3.000.000
403	04	00	00	Servicios básicos	10.262.100	0	0	0	0	0	10.262.100
403	04	01	00	Electricidad	620.000	0	0	0	0	0	620.000
403	04	03	00	Agua	230.000	0	0	0	0	0	230.000
403	04	04	00	Teléfonos	7.000.000	0	0	0	0	0	7.000.000
403	04	05	00	Servicio de comunicaciones	2.272.100	0	0	0	0	0	2.272.100
403	04	06	00	Servicio de aseo urbano y domiciliario	140.000	0	0	0	0	0	140.000
403	06	00	00	Servicios de transporte y almacenaje	11.107.575	0	0	0	0	0	11.107.575
403	06	01	00	Fletes y embalajes	10.000.000	0	0	0	0	0	10.000.000
403	06	02	00	Almacenaje	1.100.000	0	0	0	0	0	1.100.000
403	06	03	00	Estacionamiento	4.208	0	0	0	0	0	4.208
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.367	0	0	0	0	0	3.367
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.854.000	0	0	0	0	0	17.854.000
403	07	01	00	Publicidad y propaganda	150.000	0	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	5.000.000	0	0	0	0	0	5.000.000
403	07	03	00	Relaciones sociales	12.204.000	0	0	0	0	0	12.204.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 060002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	500.000	0	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.000.000	0	0	0	0	0	5.000.000
403	08	01	00	Primas y gastos de seguros	5.000.000	0	0	0	0	0	5.000.000
403	09	00	00	Viáticos y pasajes	12.346.726	0	0	0	0	0	12.346.726
403	09	01	00	Viáticos y pasajes dentro del pais	400.000	0	0	0	0	0	400.000
403	09	02	00	Viáticos y pasajes fuera del país	11.946.726	0	0	0	0	0	11.946.726
403	10	00	00	Servicios profesionales y técnicos	1.300.000	0	0	0	0	0	1.300.000
403	10	11	00	Servicios para la elaboración y suministro de comida	300.000	0	0	0	0	0	300.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.535.945	0	0	0	0	0	7.535.945
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	6.000	0	0	0	0	0	6.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	500.000	0	0	0	0	0	500.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	12.623	0	0	0	0	0	12.623
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	67.322	0	0	0	0	0	67.322
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.500.000	0	0	0	0	0	6.500.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	450.000	0	0	0	0	0	450.000
403	12	00	00	Conservación y reparaciones menores de obras	1.500.000	0	0	0	0	0	1.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.500.000	0	0	0	0	0	1.500.000
403	15	00	00	Servicios fiscales	10.000	0	0	0	0	0	10.000
403	15	02	00	Tasas y otros derechos obligatorios	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	15.409.043	0	0	0	0	0	15.409.043
403	18	01	00	Impuesto al valor agregado	15.409.043	0	0	0	0	0	15.409.043
403	99	00	00	Otros servicios no personales	1.200.000	0	0	0	0	0	1.200.000
403	99	01	00	Otros servicios no personales	1.200.000	0	0	0	0	0	1.200.000
404	**00**	**00**	**00**	**Activos reales**	**11.527.823**	**0**	**0**	**0**	**0**	**0**	**11.527.823**
404	01	00	00	Repuestos y reparaciones mayores	2.177.570	0	0	0	0	0	2.177.570
404	01	01	00	Repuestos mayores	578.684	0	0	0	0	0	578.684

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 060002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	378.684	0	0	0	0	0	378.684
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.598.886	0	0	0	0	0	1.598.886
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	841.519	0	0	0	0	0	841.519
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	757.367	0	0	0	0	0	757.367
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	239.000	0	0	0	0	0	239.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	18.000	0	0	0	0	0	18.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	15.000	0	0	0	0	0	15.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	190.000	0	0	0	0	0	190.000
404	03	05	00	Maquinaria y equipos industriales y de taller	16.000	0	0	0	0	0	16.000
404	04	00	00	Equipos de transporte, tracción y elevación	428.760	0	0	0	0	0	428.760
404	04	01	00	Vehículos automotores terrestres	420.760	0	0	0	0	0	420.760
404	04	05	00	Vehículos de tracción no motorizados	8.000	0	0	0	0	0	8.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	720.000	0	0	0	0	0	720.000
404	05	01	00	Equipos de telecomunicaciones	720.000	0	0	0	0	0	720.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	227.000	0	0	0	0	0	227.000
404	07	03	00	Obras de arte	200.000	0	0	0	0	0	200.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	27.000	0	0	0	0	0	27.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.235.493	0	0	0	0	0	6.235.493
404	09	01	00	Mobiliario y equipos de oficina	3.000.000	0	0	0	0	0	3.000.000
404	09	02	00	Equipos de computación	1.935.493	0	0	0	0	0	1.935.493
404	09	03	00	Mobiliario y equipos de alojamiento	1.300.000	0	0	0	0	0	1.300.000
404	12	00	00	Activos intangibles	1.200.000	0	0	0	0	0	1.200.000
404	12	04	00	Paquetes y programas de computación	1.200.000	0	0	0	0	0	1.200.000
404	99	00	00	Otros activos reales	300.000	0	0	0	0	0	300.000
404	99	01	00	Otros activos reales	300.000	0	0	0	0	0	300.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**3.000.000**	**0**	**0**	**0**	**0**	**0**	**3.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	3.000.000	0	0	0	0	0	3.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 060002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	11	04	00	Compromisos pendientes de ejercicios anteriores	2.000.000	0	0	0	0	0	2.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	1.000.000	0	0	0	0	0	1.000.000
				Totales	**117.956.584**	**0**	**0**	**0**	**0**	**0**	**117.956.584**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 060002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.418.077**	**0**	**0**	**0**	**0**	**0**	**2.418.077**
407	01	00	00	Transferencias y donaciones corrientes internas	2.418.077	0	0	0	0	0	2.418.077
407	01	02	00	Donaciones corrientes internas al sector privado	2.418.077	0	0	0	0	0	2.418.077
407	01	02	01	Donaciones corrientes a personas	2.418.077	0	0	0	0	0	2.418.077
				Totales	**2.418.077**	**0**	**0**	**0**	**0**	**0**	**2.418.077**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**142.159.263**	**0**	**0**	**0**	**0**	**0**	**142.159.263**
407	01	00	00	Transferencias y donaciones corrientes internas	142.159.263	0	0	0	0	0	142.159.263
407	01	01	00	Transferencias corrientes internas al sector privado	142.159.263	0	0	0	0	0	142.159.263
407	01	01	01	Pensiones del personal empleado, obrero y militar	6.500.000	0	0	0	0	0	6.500.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	62.000.000	0	0	0	0	0	62.000.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	898.077	0	0	0	0	0	898.077
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	2.345.320	0	0	0	0	0	2.345.320
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.458.216	0	0	0	0	0	7.458.216
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	7.899.245	0	0	0	0	0	7.899.245
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	25.058.405	0	0	0	0	0	25.058.405
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	30.000.000	0	0	0	0	0	30.000.000
				Totales	**142.159.263**	**0**	**0**	**0**	**0**	**0**	**142.159.263**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 060003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**142.159.263**	**0**	**0**	**0**	**0**	**0**	**142.159.263**
407	01	00	00	Transferencias y donaciones corrientes internas	142.159.263	0	0	0	0	0	142.159.263
407	01	01	00	Transferencias corrientes internas al sector privado	142.159.263	0	0	0	0	0	142.159.263
407	01	01	01	Pensiones del personal empleado, obrero y militar	6.500.000	0	0	0	0	0	6.500.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	62.000.000	0	0	0	0	0	62.000.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	898.077	0	0	0	0	0	898.077
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	2.345.320	0	0	0	0	0	2.345.320
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.458.216	0	0	0	0	0	7.458.216
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	7.899.245	0	0	0	0	0	7.899.245
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	25.058.405	0	0	0	0	0	25.058.405
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	30.000.000	0	0	0	0	0	30.000.000
				Totales	**142.159.263**	**0**	**0**	**0**	**0**	**0**	**142.159.263**

08

Ministerio del Poder Popular para la Defensa

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.652.880.182**	**0**	**0**	**2.190.296.441**	**0**	**0**	**8.843.176.623**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.753.333.405	0	0	1.036.571.661	0	0	2.789.905.066
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	198.200.087	0	0	0	0	0	198.200.087
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	3.205.045	0	0	0	0	0	3.205.045
401	01	03	00	Suplencias a empleados	2.697.370	0	0	0	0	0	2.697.370
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	193.821.545	0	0	0	0	0	193.821.545
401	01	13	00	Suplencias a obreros	2.294.513	0	0	0	0	0	2.294.513
401	01	18	00	Remuneraciones al personal contratado	14.954.045	0	0	0	0	0	14.954.045
401	01	20	00	Sueldo del personal militar profesional	908.304.463	0	0	862.419.797	0	0	1.770.724.260
401	01	21	00	Sueldo o ración del personal militar no profesional	421.456.337	0	0	169.951.864	0	0	591.408.201
401	01	30	00	Retribución al personal de reserva	8.400.000	0	0	4.200.000	0	0	12.600.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	172.459.810	0	0	0	0	0	172.459.810
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	87.572.618	0	0	0	0	0	87.572.618
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	319.397	0	0	0	0	0	319.397
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	84.567.795	0	0	0	0	0	84.567.795
401	03	00	00	Primas	787.369.203	0	0	318.047.190	0	0	1.105.416.393
401	03	01	00	Primas por mérito a empleados	11.749.040	0	0	0	0	0	11.749.040
401	03	02	00	Primas de transporte a empleados	5.947.286	0	0	0	0	0	5.947.286
401	03	03	00	Primas por hogar a empleados	5.062.086	0	0	0	0	0	5.062.086
401	03	04	00	Primas por hijos a empleados	2.514.876	0	0	0	0	0	2.514.876
401	03	07	00	Primas por categoría de escuelas a empleados	382.000	0	0	0	0	0	382.000
401	03	08	00	Primas de profesionalización a empleados	16.144.582	0	0	0	0	0	16.144.582
401	03	09	00	Primas por antigüedad a empleados	22.419.264	0	0	0	0	0	22.419.264
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.018.517	0	0	0	0	0	3.018.517
401	03	16	00	Primas por mérito a obreros	9.040.454	0	0	0	0	0	9.040.454
401	03	17	00	Primas de transporte a obreros	6.782.670	0	0	0	0	0	6.782.670
401	03	18	00	Primas por hogar a obreros	3.022.020	0	0	0	0	0	3.022.020
401	03	19	00	Primas por hijos de obreros	1.792.616	0	0	0	0	0	1.792.616
401	03	21	00	Primas por antigüedad a obreros	31.325.086	0	0	0	0	0	31.325.086
401	03	22	00	Primas de profesionalización a obreros	1.561.921	0	0	0	0	0	1.561.921
401	03	26	00	Primas por hijos al personal militar	79.000.000	0	0	39.500.000	0	0	118.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	27	00	Primas de profesionalización al personal militar	45.048.880	0	0	22.524.440	0	0	67.573.320
401	03	28	00	Primas por antigüedad al personal militar	143.623.424	0	0	71.811.712	0	0	215.435.136
401	03	29	00	Primas por potencial de ascenso al personal militar	1.216.320	0	0	608.160	0	0	1.824.480
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	182.584.616	0	0	91.292.308	0	0	273.876.924
401	03	37	00	Primas de transporte al personal contratado	624.150	0	0	0	0	0	624.150
401	03	38	00	Primas por hogar al personal contratado	295.650	0	0	0	0	0	295.650
401	03	39	00	Primas por hijos al personal contratado	118.260	0	0	0	0	0	118.260
401	03	40	00	Primas de profesionalización al personal contratado	1.505.347	0	0	0	0	0	1.505.347
401	03	96	00	Otras primas al personal contratado	695.269	0	0	0	0	0	695.269
401	03	97	00	Otras primas a empleados	18.042.707	0	0	0	0	0	18.042.707
401	03	98	00	Otras primas a obreros	9.231.022	0	0	0	0	0	9.231.022
401	03	99	00	Otras primas al personal militar	184.621.140	0	0	92.310.570	0	0	276.931.710
401	04	00	00	Complementos de sueldos y salarios	2.262.258.563	0	0	766.303.342	0	0	3.028.561.905
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	13.575.612	0	0	0	0	0	13.575.612
401	04	02	00	Complemento a empleados por trabajo nocturno	33.766.487	0	0	0	0	0	33.766.487
401	04	03	00	Complemento a empleados por gastos de alimentación	3.773.402	0	0	0	0	0	3.773.402
401	04	08	00	Bono compensatorio de alimentación a empleados	207.281.140	0	0	0	0	0	207.281.140
401	04	09	00	Bono compensatorio de transporte a empleados	474.558	0	0	0	0	0	474.558
401	04	10	00	Complemento a empleados por días feriados	27.864.044	0	0	0	0	0	27.864.044
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.932.762	0	0	0	0	0	2.932.762
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	9.200.328	0	0	0	0	0	9.200.328
401	04	18	00	Bono compensatorio de alimentación a obreros	210.409.560	0	0	0	0	0	210.409.560
401	04	19	00	Bono compensatorio de transporte a obreros	300.000	0	0	0	0	0	300.000
401	04	20	00	Complemento a obreros por días feriados	7.096.766	0	0	0	0	0	7.096.766
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.143.741	0	0	0	0	0	2.143.741
401	04	26	00	Bono compensatorio de alimentación al personal contratado	19.583.100	0	0	0	0	0	19.583.100
401	04	27	00	Bono compensatorio de transporte al personal contratado	250.000	0	0	0	0	0	250.000
401	04	28	00	Complemento al personal contratado por días feriados	1.022.966	0	0	0	0	0	1.022.966
401	04	32	00	Complemento al personal militar por gastos de alimentación	489.493.800	0	0	216.396.900	0	0	705.890.700
401	04	33	00	Complemento al personal militar por gastos de transporte	208.200.000	0	0	96.000.000	0	0	304.200.000
401	04	34	00	Complemento al personal militar en el exterior	140.000.000	0	0	70.000.000	0	0	210.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	35	00	Bono compensatorio de alimentación al personal militar	721.990.940	0	0	360.995.470	0	0	1.082.986.410
401	04	96	00	Otros complementos a empleados	58.471.740	0	0	0	0	0	58.471.740
401	04	97	00	Otros complementos a obreros	53.319.421	0	0	0	0	0	53.319.421
401	04	98	00	Otros complementos al personal contratado	5.286.252	0	0	0	0	0	5.286.252
401	04	99	00	Otros complementos al personal militar	45.821.944	0	0	22.910.972	0	0	68.732.916
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	904.299.752	0	0	0	0	0	904.299.752
401	05	03	00	Bono vacacional a empleados	104.457.554	0	0	0	0	0	104.457.554
401	05	06	00	Bono vacacional a obreros	79.897.644	0	0	0	0	0	79.897.644
401	05	08	00	Bono vacacional al personal contratado	10.785.744	0	0	0	0	0	10.785.744
401	05	10	00	Bono vacacional al personal militar	709.158.810	0	0	0	0	0	709.158.810
401	06	00	00	Aportes patronales y legales	114.108.054	0	0	17.048.738	0	0	131.156.792
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	35.278.363	0	0	0	0	0	35.278.363
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	8.398.443	0	0	0	0	0	8.398.443
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	5.598.962	0	0	0	0	0	5.598.962
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	5.598.962	0	0	0	0	0	5.598.962
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	12.020.141	0	0	0	0	0	12.020.141
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	4.808.145	0	0	0	0	0	4.808.145
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.205.430	0	0	0	0	0	3.205.430
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.205.430	0	0	0	0	0	3.205.430
401	06	19	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal militar	34.097.476	0	0	17.048.738	0	0	51.146.214
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.447.958	0	0	0	0	0	1.447.958
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	321.769	0	0	0	0	0	321.769
401	06	95	00	Otros aportes legales por personal contratado	126.975	0	0	0	0	0	126.975
401	07	00	00	Asistencia socio-económica	459.860.122	0	0	47.285.510	0	0	507.145.632
401	07	01	00	Capacitación y adiestramiento a empleados	200.000	0	0	0	0	0	200.000
401	07	02	00	Becas a empleados	3.000.000	0	0	0	0	0	3.000.000
401	07	03	00	Ayudas por matrimonio a empleados	370.000	0	0	0	0	0	370.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	561.749	0	0	0	0	0	561.749
401	07	05	00	Ayudas por defunción a empleados	577.499	0	0	0	0	0	577.499
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	3.000.000	0	0	0	0	0	3.000.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	25.322.760	0	0	0	0	0	25.322.760
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	67.000.000	0	0	0	0	0	67.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.500.000	0	0	0	0	0	6.500.000
401	07	10	00	Dotación de uniformes a empleados	41.949.000	0	0	0	0	0	41.949.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	7.000.000	0	0	0	0	0	7.000.000
401	07	17	00	Capacitación y adiestramiento a obreros	40.000	0	0	0	0	0	40.000
401	07	18	00	Becas a obreros	3.000.000	0	0	0	0	0	3.000.000
401	07	19	00	Ayudas por matrimonio de obreros	305.000	0	0	0	0	0	305.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	450.000	0	0	0	0	0	450.000
401	07	21	00	Ayudas por defunción a obreros	450.000	0	0	0	0	0	450.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.500.000	0	0	0	0	0	2.500.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	18.946.910	0	0	0	0	0	18.946.910
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	44.000.000	0	0	0	0	0	44.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.500.000	0	0	0	0	0	4.500.000
401	07	26	00	Dotación de uniformes a obreros	36.663.000	0	0	0	0	0	36.663.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	8.000.000	0	0	0	0	0	8.000.000
401	07	33	00	Asistencia socio-económica al personal contratado	2.000.000	0	0	0	0	0	2.000.000
401	07	34	00	Capacitación y adiestramiento al personal militar	3.980.000	0	0	0	0	0	3.980.000
401	07	35	00	Becas al personal militar	7.500.000	0	0	0	0	0	7.500.000
401	07	36	00	Ayudas por matrimonio al personal militar	1.670.000	0	0	0	0	0	1.670.000
401	07	37	00	Ayudas por nacimiento de hijos al personal militar	3.494.000	0	0	0	0	0	3.494.000
401	07	38	00	Ayudas por defunción al personal militar	1.250.000	0	0	0	0	0	1.250.000
401	07	39	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal militar	11.000.000	0	0	0	0	0	11.000.000
401	07	40	00	Aporte patronal a caja de ahorro por personal militar	94.571.021	0	0	47.285.510	0	0	141.856.531
401	07	41	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios personal militar	2.059.183	0	0	0	0	0	2.059.183
401	07	42	00	Ayudas al personal militar para adquisición de uniformes y útiles escolares de sus hijos	20.000.000	0	0	0	0	0	20.000.000
401	07	44	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal militar	11.000.000	0	0	0	0	0	11.000.000
401	07	96	00	Otras subvenciones a empleados	3.500.000	0	0	0	0	0	3.500.000
401	07	97	00	Otras subvenciones a obreros	3.500.000	0	0	0	0	0	3.500.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	98	00	Otras subvenciones al personal militar	20.000.000	0	0	0	0	0	20.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	187.669.273	0	0	0	0	0	187.669.273
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	89.518.366	0	0	0	0	0	89.518.366
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	87.484.402	0	0	0	0	0	87.484.402
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	10.666.505	0	0	0	0	0	10.666.505
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	1.100.000	0	0	0	0	0	1.100.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	1.100.000	0	0	0	0	0	1.100.000
401	96	00	00	Otros gastos del personal empleado	152.000	0	0	0	0	0	152.000
401	96	01	00	Otros gastos del personal empleado	152.000	0	0	0	0	0	152.000
401	97	00	00	Otros gastos del personal obrero	190.000	0	0	0	0	0	190.000
401	97	01	00	Otros gastos del personal obrero	190.000	0	0	0	0	0	190.000
401	98	00	00	Otros gastos del personal militar	10.080.000	0	0	5.040.000	0	0	15.120.000
401	98	01	00	Otros gastos del personal militar	10.080.000	0	0	5.040.000	0	0	15.120.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.958.870.008**	**0**	**0**	**0**	**0**	**0**	**1.958.870.008**
402	01	00	00	Productos alimenticios y agropecuarios	151.947.710	0	0	0	0	0	151.947.710
402	01	01	00	Alimentos y bebidas para personas	149.804.629	0	0	0	0	0	149.804.629
402	01	02	00	Alimentos para animales	1.967.831	0	0	0	0	0	1.967.831
402	01	03	00	Productos agrícolas y pecuarios	175.250	0	0	0	0	0	175.250
402	02	00	00	Productos de minas, canteras y yacimientos	5.176.282	0	0	0	0	0	5.176.282
402	02	02	00	Petróleo crudo y gas natural	12.000	0	0	0	0	0	12.000
402	02	04	00	Mineral no ferroso	2.000	0	0	0	0	0	2.000
402	02	05	00	Piedra, arcilla, arena y tierra	5.045.873	0	0	0	0	0	5.045.873
402	02	07	00	Sal para uso industrial	32.000	0	0	0	0	0	32.000
402	02	99	00	Otros productos de minas, canteras y yacimientos	84.409	0	0	0	0	0	84.409
402	03	00	00	Textiles y vestuarios	510.530.728	0	0	0	0	0	510.530.728
402	03	01	00	Textiles	113.936.902	0	0	0	0	0	113.936.902
402	03	02	00	Prendas de vestir	310.485.301	0	0	0	0	0	310.485.301
402	03	03	00	Calzados	80.619.980	0	0	0	0	0	80.619.980
402	03	99	00	Otros productos textiles y vestuarios	5.488.545	0	0	0	0	0	5.488.545
402	04	00	00	Productos de cuero y caucho	83.034.147	0	0	0	0	0	83.034.147
402	04	01	00	Cueros y pieles	247.000	0	0	0	0	0	247.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	02	00	Productos de cuero y sucedáneos del cuero	3.240.536	0	0	0	0	0	3.240.536
402	04	03	00	Cauchos y tripas para vehículos	79.546.611	0	0	0	0	0	79.546.611
402	05	00	00	Productos de papel, cartón e impresos	100.438.701	0	0	0	0	0	100.438.701
402	05	01	00	Pulpa de madera, papel y cartón	16.231.956	0	0	0	0	0	16.231.956
402	05	02	00	Envases y cajas de papel y cartón	6.922.459	0	0	0	0	0	6.922.459
402	05	03	00	Productos de papel y cartón para oficina	49.439.847	0	0	0	0	0	49.439.847
402	05	04	00	Libros, revistas y periódicos	1.304.992	0	0	0	0	0	1.304.992
402	05	05	00	Material de enseñanza	821.622	0	0	0	0	0	821.622
402	05	06	00	Productos de papel y cartón para computación	8.467.044	0	0	0	0	0	8.467.044
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	17.218.845	0	0	0	0	0	17.218.845
402	05	99	00	Otros productos de pulpa, papel y cartón	31.936	0	0	0	0	0	31.936
402	06	00	00	Productos químicos y derivados	397.300.778	0	0	0	0	0	397.300.778
402	06	01	00	Sustancias químicas y de uso industrial	19.390.264	0	0	0	0	0	19.390.264
402	06	02	00	Abonos, plaguicidas y otros	789.308	0	0	0	0	0	789.308
402	06	03	00	Tintas, pinturas y colorantes	47.812.628	0	0	0	0	0	47.812.628
402	06	04	00	Productos farmacéuticos y medicamentos	223.467.981	0	0	0	0	0	223.467.981
402	06	05	00	Productos de tocador	3.809.740	0	0	0	0	0	3.809.740
402	06	06	00	Combustibles y lubricantes	31.503.124	0	0	0	0	0	31.503.124
402	06	07	00	Productos diversos derivados del petróleo y del carbón	2.464.011	0	0	0	0	0	2.464.011
402	06	08	00	Productos plásticos	24.106.468	0	0	0	0	0	24.106.468
402	06	09	00	Mezclas explosivas	86.400	0	0	0	0	0	86.400
402	06	99	00	Otros productos de la industria química y conexos	43.870.854	0	0	0	0	0	43.870.854
402	07	00	00	Productos minerales no metálicos	7.545.875	0	0	0	0	0	7.545.875
402	07	01	00	Productos de barro, loza y porcelana	382.444	0	0	0	0	0	382.444
402	07	02	00	Vidrios y productos de vidrio	914.496	0	0	0	0	0	914.496
402	07	03	00	Productos de arcilla para construcción	1.574.038	0	0	0	0	0	1.574.038
402	07	04	00	Cemento, cal y yeso	4.657.493	0	0	0	0	0	4.657.493
402	07	99	00	Otros productos minerales no metálicos	17.404	0	0	0	0	0	17.404
402	08	00	00	Productos metálicos	190.203.559	0	0	0	0	0	190.203.559
402	08	01	00	Productos primarios de hierro y acero	4.522.970	0	0	0	0	0	4.522.970
402	08	02	00	Productos de metales no ferrosos	575.627	0	0	0	0	0	575.627

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	28.253.798	0	0	0	0	0	28.253.798
402	08	04	00	Productos metálicos estructurales	1.162.307	0	0	0	0	0	1.162.307
402	08	05	00	Materiales de orden público, seguridad y defensa	48.032.600	0	0	0	0	0	48.032.600
402	08	07	00	Material de señalamiento	830.636	0	0	0	0	0	830.636
402	08	08	00	Material de educación	1.086.527	0	0	0	0	0	1.086.527
402	08	09	00	Repuestos y accesorios para equipos de transporte	83.876.688	0	0	0	0	0	83.876.688
402	08	10	00	Repuestos y accesorios para otros equipos	18.910.441	0	0	0	0	0	18.910.441
402	08	99	00	Otros productos metálicos	2.951.965	0	0	0	0	0	2.951.965
402	09	00	00	Productos de madera	2.814.114	0	0	0	0	0	2.814.114
402	09	01	00	Productos primarios de madera	1.910.871	0	0	0	0	0	1.910.871
402	09	02	00	Muebles y accesorios de madera para edificaciones	903.243	0	0	0	0	0	903.243
402	10	00	00	Productos varios y útiles diversos	509.850.114	0	0	0	0	0	509.850.114
402	10	01	00	Artículos de deporte, recreación y juguetes	4.948.324	0	0	0	0	0	4.948.324
402	10	02	00	Materiales y útiles de limpieza y aseo	50.587.561	0	0	0	0	0	50.587.561
402	10	03	00	Utensilios de cocina y comedor	12.824.873	0	0	0	0	0	12.824.873
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	311.412.465	0	0	0	0	0	311.412.465
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	19.379.003	0	0	0	0	0	19.379.003
402	10	06	00	Condecoraciones, ofrendas y similares	9.492.670	0	0	0	0	0	9.492.670
402	10	07	00	Productos de seguridad en el trabajo	6.462.736	0	0	0	0	0	6.462.736
402	10	08	00	Materiales para equipos de computación	32.249.772	0	0	0	0	0	32.249.772
402	10	10	00	Útiles religiosos	104.780	0	0	0	0	0	104.780
402	10	11	00	Materiales eléctricos	28.671.454	0	0	0	0	0	28.671.454
402	10	12	00	Materiales para instalaciones sanitarias	15.935.654	0	0	0	0	0	15.935.654
402	10	13	00	Materiales fotográficos	16.632.288	0	0	0	0	0	16.632.288
402	10	99	00	Otros productos y útiles diversos	1.148.534	0	0	0	0	0	1.148.534
402	99	00	00	Otros materiales y suministros	28.000	0	0	0	0	0	28.000
402	99	01	00	Otros materiales y suministros	28.000	0	0	0	0	0	28.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.164.293.843**	**0**	**0**	**9.703.559**	**0**	**0**	**1.173.997.402**
403	01	00	00	Alquileres de inmuebles	282.950	0	0	0	0	0	282.950
403	01	01	00	Alquileres de edificios y locales	257.950	0	0	0	0	0	257.950
403	01	02	00	Alquileres de instalaciones culturales y recreativas	25.000	0	0	0	0	0	25.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	00	00	Alquileres de maquinaria y equipos	2.450.339	0	0	0	0	0	2.450.339
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	539.500	0	0	0	0	0	539.500
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	99.000	0	0	0	0	0	99.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	233.101	0	0	0	0	0	233.101
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	21.250	0	0	0	0	0	21.250
403	02	99	00	Alquileres de otras maquinaria y equipos	1.552.488	0	0	0	0	0	1.552.488
403	03	00	00	Derechos sobre bienes intangibles	281.899	0	0	0	0	0	281.899
403	03	03	00	Paquetes y programas de computación	281.899	0	0	0	0	0	281.899
403	04	00	00	Servicios básicos	147.252.227	0	0	0	0	0	147.252.227
403	04	01	00	Electricidad	26.206.950	0	0	0	0	0	26.206.950
403	04	02	00	Gas	1.015.849	0	0	0	0	0	1.015.849
403	04	03	00	Agua	70.000.000	0	0	0	0	0	70.000.000
403	04	04	00	Teléfonos	22.399.767	0	0	0	0	0	22.399.767
403	04	05	00	Servicio de comunicaciones	12.621.233	0	0	0	0	0	12.621.233
403	04	06	00	Servicio de aseo urbano y domiciliario	15.008.428	0	0	0	0	0	15.008.428
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	5.170.000	0	0	0	0	0	5.170.000
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	5.070.000	0	0	0	0	0	5.070.000
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	40.000	0	0	0	0	0	40.000
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	60.000	0	0	0	0	0	60.000
403	06	00	00	Servicios de transporte y almacenaje	1.524.873	0	0	0	0	0	1.524.873
403	06	01	00	Fletes y embalajes	1.286.300	0	0	0	0	0	1.286.300
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	238.573	0	0	0	0	0	238.573
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.341.761	0	0	0	0	0	10.341.761
403	07	01	00	Publicidad y propaganda	286.800	0	0	0	0	0	286.800
403	07	02	00	Imprenta y reproducción	3.236.169	0	0	0	0	0	3.236.169
403	07	03	00	Relaciones sociales	5.466.831	0	0	0	0	0	5.466.831
403	07	04	00	Avisos	1.351.961	0	0	0	0	0	1.351.961
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	116.363.957	0	0	0	0	0	116.363.957
403	08	01	00	Primas y gastos de seguros	116.278.711	0	0	0	0	0	116.278.711
403	08	02	00	Comisiones y gastos bancarios	22.196	0	0	0	0	0	22.196

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	03	00	Comisiones y gastos de adquisición de seguros	63.050	0	0	0	0	0	63.050
403	09	00	00	Viáticos y pasajes	174.790.429	0	0	0	0	0	174.790.429
403	09	01	00	Viáticos y pasajes dentro del pais	114.434.418	0	0	0	0	0	114.434.418
403	09	02	00	Viáticos y pasajes fuera del país	60.355.173	0	0	0	0	0	60.355.173
403	09	03	00	Asignación por kilómetros recorridos	838	0	0	0	0	0	838
403	10	00	00	Servicios profesionales y técnicos	9.768.673	0	0	0	0	0	9.768.673
403	10	01	00	Servicios jurídicos	54.000	0	0	0	0	0	54.000
403	10	03	00	Servicios de procesamiento de datos	1.341.046	0	0	0	0	0	1.341.046
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	900.575	0	0	0	0	0	900.575
403	10	06	00	Servicios de veterinaria	390.000	0	0	0	0	0	390.000
403	10	07	00	Servicios de capacitación y adiestramiento	3.030.828	0	0	0	0	0	3.030.828
403	10	09	00	Servicios de lavandería y tintorería	1.454.072	0	0	0	0	0	1.454.072
403	10	10	00	Servicios de vigilancia	120.000	0	0	0	0	0	120.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.925.124	0	0	0	0	0	1.925.124
403	10	99	00	Otros servicios profesionales y técnicos	553.028	0	0	0	0	0	553.028
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	203.347.794	0	0	0	0	0	203.347.794
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	18.396.630	0	0	0	0	0	18.396.630
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	90.350.160	0	0	0	0	0	90.350.160
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.576.869	0	0	0	0	0	5.576.869
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	37.083.890	0	0	0	0	0	37.083.890
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	839.540	0	0	0	0	0	839.540
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	468.880	0	0	0	0	0	468.880
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	36.148.436	0	0	0	0	0	36.148.436
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	14.483.389	0	0	0	0	0	14.483.389
403	12	00	00	Conservación y reparaciones menores de obras	134.369.217	0	0	0	0	0	134.369.217
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	134.141.217	0	0	0	0	0	134.141.217
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	228.000	0	0	0	0	0	228.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.399.700	0	0	0	0	0	1.399.700
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.399.700	0	0	0	0	0	1.399.700
403	18	00	00	Impuestos indirectos	330.769.557	0	0	1.039.667	0	0	331.809.224

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	330.769.557	0	0	1.039.667	0	0	331.809.224
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	24.375.647	0	0	8.663.892	0	0	33.039.539
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	24.375.647	0	0	8.663.892	0	0	33.039.539
403	99	00	00	Otros servicios no personales	1.804.820	0	0	0	0	0	1.804.820
403	99	01	00	Otros servicios no personales	1.804.820	0	0	0	0	0	1.804.820
404	**00**	**00**	**00**	**Activos reales**	**261.193.765**	**16.087.081.911**	**0**	**0**	**0**	**0**	**16.348.275.676**
404	01	00	00	Repuestos y reparaciones mayores	66.672.564	0	0	0	0	0	66.672.564
404	01	01	00	Repuestos mayores	39.146.164	0	0	0	0	0	39.146.164
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	2.090.000	0	0	0	0	0	2.090.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	34.417.647	0	0	0	0	0	34.417.647
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	1.688.517	0	0	0	0	0	1.688.517
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	950.000	0	0	0	0	0	950.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	27.526.400	0	0	0	0	0	27.526.400
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	6.101.100	0	0	0	0	0	6.101.100
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	18.735.300	0	0	0	0	0	18.735.300
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	550.000	0	0	0	0	0	550.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	2.140.000	0	0	0	0	0	2.140.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	23.013.297	0	0	0	0	0	23.013.297
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	3.283.229	0	0	0	0	0	3.283.229
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	7.332.000	0	0	0	0	0	7.332.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	502.000	0	0	0	0	0	502.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.987.468	0	0	0	0	0	1.987.468
404	03	05	00	Maquinaria y equipos industriales y de taller	5.908.600	0	0	0	0	0	5.908.600
404	03	06	00	Maquinaria y equipos de energía	4.000.000	0	0	0	0	0	4.000.000
404	04	00	00	Equipos de transporte, tracción y elevación	79.815.929	0	0	0	0	0	79.815.929
404	04	01	00	Vehículos automotores terrestres	69.615.929	0	0	0	0	0	69.615.929
404	04	03	00	Equipos marítimos de transporte	5.000.000	0	0	0	0	0	5.000.000
404	04	06	00	Equipos auxiliares de transporte	5.200.000	0	0	0	0	0	5.200.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.244.448	0	0	0	0	0	5.244.448
404	05	01	00	Equipos de telecomunicaciones	5.244.448	0	0	0	0	0	5.244.448

CRÉDITOS PRESUPUESTARIOS — Bolívares

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	178.936	0	0	0	0	0	178.936
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	135.936	0	0	0	0	0	135.936
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	43.000	0	0	0	0	0	43.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.686.816	0	0	0	0	0	4.686.816
404	07	01	00	Equipos científicos y de laboratorio	466.600	0	0	0	0	0	466.600
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.956.740	0	0	0	0	0	1.956.740
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	6.000	0	0	0	0	0	6.000
404	07	05	00	Equipos religiosos	137.476	0	0	0	0	0	137.476
404	07	06	00	Instrumentos musicales y equipos de audio	1.870.000	0	0	0	0	0	1.870.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	250.000	0	0	0	0	0	250.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	19.646.117	16.087.081.911	0	0	0	0	16.106.728.028
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	18.073.000	16.087.081.911	0	0	0	0	16.105.154.911
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	1.573.117	0	0	0	0	0	1.573.117
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	60.405.658	0	0	0	0	0	60.405.658
404	09	01	00	Mobiliario y equipos de oficina	15.236.499	0	0	0	0	0	15.236.499
404	09	02	00	Equipos de computación	14.132.531	0	0	0	0	0	14.132.531
404	09	03	00	Mobiliario y equipos de alojamiento	29.565.914	0	0	0	0	0	29.565.914
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.470.714	0	0	0	0	0	1.470.714
404	11	00	00	Inmuebles, maquinaria y equipos usados	195.000	0	0	0	0	0	195.000
404	11	05	00	Adquisición de maquinaria y equipos usados	195.000	0	0	0	0	0	195.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	195.000	0	0	0	0	0	195.000
404	12	00	00	Activos intangibles	1.335.000	0	0	0	0	0	1.335.000
404	12	04	00	Paquetes y programas de computación	1.335.000	0	0	0	0	0	1.335.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**240.507.302**	**0**	**0**	**0**	**0**	**0**	**240.507.302**
406	01	00	00	Gastos de defensa y seguridad del Estado	240.507.302	0	0	0	0	0	240.507.302
406	01	01	00	Gastos de defensa y seguridad del Estado	240.507.302	0	0	0	0	0	240.507.302
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.750.254.900**	**0**	**0**	**800.000.000**	**0**	**0**	**3.550.254.900**
407	01	00	00	Transferencias y donaciones corrientes internas	2.750.117.452	0	0	800.000.000	0	0	3.550.117.452
407	01	01	00	Transferencias corrientes internas al sector privado	239.059.325	0	0	0	0	0	239.059.325
407	01	01	01	Pensiones del personal empleado, obrero y militar	54.659.178	0	0	0	0	0	54.659.178
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	170.962.488	0	0	0	0	0	170.962.488

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	04	Becas universitarias en el país	1.007.537	0	0	0	0	0	1.007.537
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.263.952	0	0	0	0	0	1.263.952
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.591.554	0	0	0	0	0	1.591.554
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	2.880.260	0	0	0	0	0	2.880.260
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	6.506.920	0	0	0	0	0	6.506.920
407	01	01	73	Subsidios a instituciones benéficas privadas	187.436	0	0	0	0	0	187.436
407	01	02	00	Donaciones corrientes internas al sector privado	1.500.000	0	0	0	0	0	1.500.000
407	01	02	01	Donaciones corrientes a personas	1.500.000	0	0	0	0	0	1.500.000
407	01	03	00	Transferencias corrientes internas al sector público	2.509.558.127	0	0	800.000.000	0	0	3.309.558.127
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	310.422.048	0	0	0	0	0	310.422.048
407	01	03	04	Transferencias corrientes a instituciones de protección social	93.907.327	0	0	0	0	0	93.907.327
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	2.105.228.752	0	0	800.000.000	0	0	2.905.228.752
407	02	00	00	Transferencias y donaciones corrientes al exterior	137.448	0	0	0	0	0	137.448
407	02	01	00	Transferencias corrientes al exterior	137.448	0	0	0	0	0	137.448
407	02	01	04	Transferencias corrientes a organismos internacionales	137.448	0	0	0	0	0	137.448
411	**00**	**00**	**00**	**Disminución de pasivos**	**20.500.000**	**0**	**0**	**0**	**0**	**0**	**20.500.000**
411	11	00	00	Obligaciones de ejercicios anteriores	20.500.000	0	0	0	0	0	20.500.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	20.500.000	0	0	0	0	0	20.500.000
				Totales	**13.048.500.000**	**16.087.081.911**	**0**	**3.000.000.000**	**0**	**0**	**32.135.581.911**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116382 080083000 INVERSIÓN MILITAR DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: EQUIPAR A LAS UNIDADES OPERATIVAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SISTEMA

META: 14

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**0**	**16.087.081.911**	**0**	**0**	**0**	**0**	**16.087.081.911**
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	0	16.087.081.911	0	0	0	0	16.087.081.911
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	0	16.087.081.911	0	0	0	0	16.087.081.911
				Totales	**0**	**16.087.081.911**	**0**	**0**	**0**	**0**	**16.087.081.911**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116382 080083000 INVERSIÓN MILITAR DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: EQUIPAR A LAS UNIDADES OPERATIVAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SISTEMA

META: 14

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 116382 080083000 INVERSIÓN MILITAR DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: EQUIPAR A LAS UNIDADES OPERATIVAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SISTEMA **META:** 14

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080083001 ADQUISICIÓN DE SISTEMAS

UNIDAD DE MEDIDA: SISTEMA **META:** 7

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE OPERACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	0	**16.087.081.911**	0	0	0	0	**16.087.081.911**
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	0	16.087.081.911	0	0	0	0	16.087.081.911
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	0	16.087.081.911	0	0	0	0	16.087.081.911
				Totales	0	**16.087.081.911**	0	0	0	0	**16.087.081.911**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118612 080085000 FISCALIA GENERAL MILITAR

OBJETIVO DEL PROYECTO: OBSERVAR EL PROCESO PENAL MILITAR CON CRITERIO DE OBJETIVIDAD, E INVESTIGAR LOS HECHOS Y CIRCUNSTANCIAS QUE TIPIFIQUEN EL DELITO O GRAVE, ATENÚEN, EXIMAN O EXTINGAN LA RESPONSABILIDAD PENAL DEL IMPUTADO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 8.195

RESPONSABLE/EJECUTOR: FISCALIA MILITAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**724.981**	**0**	**0**	**0**	**0**	**0**	**724.981**
402	01	00	00	Productos alimenticios y agropecuarios	68.888	0	0	0	0	0	68.888
402	01	01	00	Alimentos y bebidas para personas	67.665	0	0	0	0	0	67.665
402	01	03	00	Productos agrícolas y pecuarios	1.223	0	0	0	0	0	1.223
402	04	00	00	Productos de cuero y caucho	28.800	0	0	0	0	0	28.800
402	04	03	00	Cauchos y tripas para vehículos	28.800	0	0	0	0	0	28.800
402	05	00	00	Productos de papel, cartón e impresos	271.373	0	0	0	0	0	271.373
402	05	01	00	Pulpa de madera, papel y cartón	46.205	0	0	0	0	0	46.205
402	05	03	00	Productos de papel y cartón para oficina	89.618	0	0	0	0	0	89.618
402	05	04	00	Libros, revistas y periódicos	14.625	0	0	0	0	0	14.625
402	05	05	00	Material de enseñanza	6.475	0	0	0	0	0	6.475
402	05	06	00	Productos de papel y cartón para computación	61.950	0	0	0	0	0	61.950
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	52.500	0	0	0	0	0	52.500
402	06	00	00	Productos químicos y derivados	62.771	0	0	0	0	0	62.771
402	06	03	00	Tintas, pinturas y colorantes	22.179	0	0	0	0	0	22.179
402	06	06	00	Combustibles y lubricantes	26.095	0	0	0	0	0	26.095
402	06	08	00	Productos plásticos	14.497	0	0	0	0	0	14.497
402	08	00	00	Productos metálicos	15.077	0	0	0	0	0	15.077
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.443	0	0	0	0	0	7.443
402	08	09	00	Repuestos y accesorios para equipos de transporte	7.634	0	0	0	0	0	7.634
402	09	00	00	Productos de madera	6.875	0	0	0	0	0	6.875
402	09	02	00	Muebles y accesorios de madera para edificaciones	6.875	0	0	0	0	0	6.875
402	10	00	00	Productos varios y útiles diversos	271.197	0	0	0	0	0	271.197
402	10	01	00	Artículos de deporte, recreación y juguetes	5.259	0	0	0	0	0	5.259
402	10	02	00	Materiales y útiles de limpieza y aseo	57.782	0	0	0	0	0	57.782
402	10	03	00	Utensilios de cocina y comedor	6.461	0	0	0	0	0	6.461
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	64.621	0	0	0	0	0	64.621
402	10	06	00	Condecoraciones, ofrendas y similares	8.035	0	0	0	0	0	8.035
402	10	07	00	Productos de seguridad en el trabajo	7.553	0	0	0	0	0	7.553

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118612 080085000 FISCALÍA GENERAL MILITAR

OBJETIVO DEL PROYECTO: OBSERVAR EL PROCESO PENAL MILITAR CON CRITERIO DE OBJETIVIDAD, E INVESTIGAR LOS HECHOS Y CIRCUNSTANCIAS QUE TIPIFIQUEN EL DELITO O GRAVE, ATENÚEN, EXIMAN O EXTINGAN LA RESPONSABILIDAD PENAL DEL IMPUTADO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 8.195

RESPONSABLE/EJECUTOR: FISCALIA MILITAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	101.459	0	0	0	0	0	101.459
402	10	11	00	Materiales eléctricos	12.951	0	0	0	0	0	12.951
402	10	12	00	Materiales para instalaciones sanitarias	7.076	0	0	0	0	0	7.076
403	**00**	**00**	**00**	**Servicios no personales**	**940.313**	**0**	**0**	**0**	**0**	**0**	**940.313**
403	04	00	00	Servicios básicos	9.857	0	0	0	0	0	9.857
403	04	05	00	Servicio de comunicaciones	9.857	0	0	0	0	0	9.857
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.138	0	0	0	0	0	16.138
403	07	02	00	Imprenta y reproducción	16.138	0	0	0	0	0	16.138
403	09	00	00	Viáticos y pasajes	465.221	0	0	0	0	0	465.221
403	09	01	00	Viáticos y pasajes dentro del país	465.221	0	0	0	0	0	465.221
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	150.646	0	0	0	0	0	150.646
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	85.446	0	0	0	0	0	85.446
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	65.200	0	0	0	0	0	65.200
403	18	00	00	Impuestos indirectos	298.451	0	0	0	0	0	298.451
403	18	01	00	Impuesto al valor agregado	298.451	0	0	0	0	0	298.451
404	**00**	**00**	**00**	**Activos reales**	**1.585.473**	0	**0**	**0**	**0**	**0**	**1.585.473**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	25.500	0	0	0	0	0	25.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	25.500	0	0	0	0	0	25.500
404	04	00	00	Equipos de transporte, tracción y elevación	1.258.929	0	0	0	0	0	1.258.929
404	04	01	00	Vehículos automotores terrestres	1.258.929	0	0	0	0	0	1.258.929
404	05	00	00	Equipos de comunicaciones y de señalamiento	43.205	0	0	0	0	0	43.205
404	05	01	00	Equipos de telecomunicaciones	43.205	0	0	0	0	0	43.205
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	257.839	0	0	0	0	0	257.839
404	09	01	00	Mobiliario y equipos de oficina	101.313	0	0	0	0	0	101.313
404	09	02	00	Equipos de computación	120.723	0	0	0	0	0	120.723
404	09	03	00	Mobiliario y equipos de alojamiento	20.089	0	0	0	0	0	20.089
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	15.714	0	0	0	0	0	15.714
				Totales	**3.250.767**	**0**	**0**	**0**	**0**	**0**	**3.250.767**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118612 080085000 FISCALÍA GENERAL MILITAR

OBJETIVO DEL PROYECTO: OBSERVAR EL PROCESO PENAL MILITAR CON CRITERIO DE OBJETIVIDAD, E INVESTIGAR LOS HECHOS Y CIRCUNSTANCIAS QUE TIPIFIQUEN EL DELITO O GRAVE, ATENÚEN, EXIMAN O EXTINGAN LA RESPONSABILIDAD PENAL DEL IMPUTADO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 8.195

RESPONSABLE/EJECUTOR: FISCALIA MILITAR **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118612 080085000 FISCALÍA GENERAL MILITAR

OBJETIVO DEL PROYECTO: OBSERVAR EL PROCESO PENAL MILITAR CON CRITERIO DE OBJETIVIDAD, E INVESTIGAR LOS HECHOS Y CIRCUNSTANCIAS QUE TIPIFIQUEN EL DELITO O GRAVE, ATENÚEN, EXIMAN O EXTINGAN LA RESPONSABILIDAD PENAL DEL IMPUTADO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 8.195

RESPONSABLE/EJECUTOR: FISCALIA MILITAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080085003 REALIZAR LAS ACTUACIONES PROCESALES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 8.195

RESPONSABLE/EJECUTOR: FISCALÍA GENERAL MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**377.935**	**0**	**0**	**0**	**0**	0	**377.935**
402	05	00	00	Productos de papel, cartón e impresos	250.273	0	0	0	0	0	250.273
402	05	01	00	Pulpa de madera, papel y cartón	46.205	0	0	0	0	0	46.205
402	05	03	00	Productos de papel y cartón para oficina	89.618	0	0	0	0	0	89.618
402	05	06	00	Productos de papel y cartón para computación	61.950	0	0	0	0	0	61.950
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	52.500	0	0	0	0	0	52.500
402	10	00	00	Productos varios y útiles diversos	127.662	0	0	0	0	0	127.662
402	10	01	00	Artículos de deporte, recreación y juguetes	5.259	0	0	0	0	0	5.259
402	10	02	00	Materiales y útiles de limpieza y aseo	57.782	0	0	0	0	0	57.782
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	64.621	0	0	0	0	0	64.621
403	**00**	**00**	**00**	**Servicios no personales**	**510.573**	**0**	**0**	**0**	**0**	0	**510.573**
403	09	00	00	Viáticos y pasajes	465.221	0	0	0	0	0	465.221
403	09	01	00	Viáticos y pasajes dentro del país	465.221	0	0	0	0	0	465.221
403	18	00	00	Impuestos indirectos	45.352	0	0	0	0	0	45.352
403	18	01	00	Impuesto al valor agregado	45.352	0	0	0	0	0	45.352
				Totales	**888.508**	**0**	**0**	**0**	**0**	0	**888.508**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118612 080085000 FISCALÍA GENERAL MILITAR

OBJETIVO DEL PROYECTO: OBSERVAR EL PROCESO PENAL MILITAR CON CRITERIO DE OBJETIVIDAD, E INVESTIGAR LOS HECHOS Y CIRCUNSTANCIAS QUE TIPIFIQUEN EL DELITO O GRAVE, ATENÚEN, EXIMAN O EXTINGAN LA RESPONSABILIDAD PENAL DEL IMPUTADO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 8.195

RESPONSABLE/EJECUTOR: FISCALIA MILITAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080085004 REALIZAR LAS ACTIVIDADES DE LOGÍSTICA NECESARIAS QUE GARANTICEN EL FUNCIONAMIENTO DE TODAS LAS FISCALÍAS DE PROCESO A NIVEL NACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 29

RESPONSABLE/EJECUTOR: FISCALÍA GENERAL MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**347.046**	**0**	**0**	**0**	**0**	**0**	**347.046**
402	01	00	00	Productos alimenticios y agropecuarios	68.888	0	0	0	0	0	68.888
402	01	01	00	Alimentos y bebidas para personas	67.665	0	0	0	0	0	67.665
402	01	03	00	Productos agrícolas y pecuarios	1.223	0	0	0	0	0	1.223
402	04	00	00	Productos de cuero y caucho	28.800	0	0	0	0	0	28.800
402	04	03	00	Cauchos y tripas para vehículos	28.800	0	0	0	0	0	28.800
402	05	00	00	Productos de papel, cartón e impresos	21.100	0	0	0	0	0	21.100
402	05	04	00	Libros, revistas y periódicos	14.625	0	0	0	0	0	14.625
402	05	05	00	Material de enseñanza	6.475	0	0	0	0	0	6.475
402	06	00	00	Productos químicos y derivados	62.771	0	0	0	0	0	62.771
402	06	03	00	Tintas, pinturas y colorantes	22.179	0	0	0	0	0	22.179
402	06	06	00	Combustibles y lubricantes	26.095	0	0	0	0	0	26.095
402	06	08	00	Productos plásticos	14.497	0	0	0	0	0	14.497
402	08	00	00	Productos metálicos	15.077	0	0	0	0	0	15.077
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.443	0	0	0	0	0	7.443
402	08	09	00	Repuestos y accesorios para equipos de transporte	7.634	0	0	0	0	0	7.634
402	09	00	00	Productos de madera	6.875	0	0	0	0	0	6.875
402	09	02	00	Muebles y accesorios de madera para edificaciones	6.875	0	0	0	0	0	6.875
402	10	00	00	Productos varios y útiles diversos	143.535	0	0	0	0	0	143.535
402	10	03	00	Utensilios de cocina y comedor	6.461	0	0	0	0	0	6.461
402	10	06	00	Condecoraciones, ofrendas y similares	8.035	0	0	0	0	0	8.035
402	10	07	00	Productos de seguridad en el trabajo	7.553	0	0	0	0	0	7.553
402	10	08	00	Materiales para equipos de computación	101.459	0	0	0	0	0	101.459
402	10	11	00	Materiales eléctricos	12.951	0	0	0	0	0	12.951

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118612 080085000 FISCALÍA GENERAL MILITAR

OBJETIVO DEL PROYECTO: OBSERVAR EL PROCESO PENAL MILITAR CON CRITERIO DE OBJETIVIDAD, E INVESTIGAR LOS HECHOS Y CIRCUNSTANCIAS QUE TIPIFIQUEN EL DELITO O GRAVE, ATENÚEN, EXIMAN O EXTINGAN LA RESPONSABILIDAD PENAL DEL IMPUTADO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 8.195

RESPONSABLE/EJECUTOR: FISCALIA MILITAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080085004 REALIZAR LAS ACTIVIDADES DE LOGÍSTICA NECESARIAS QUE GARANTICEN EL FUNCIONAMIENTO DE TODAS LAS FISCALÍAS DE PROCESO A NIVEL NACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 29

RESPONSABLE/EJECUTOR: FISCALÍA GENERAL MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	7.076	0	0	0	0	0	7.076
403	**00**	**00**	**00**	**Servicios no personales**	**429.740**	**0**	**0**	**0**	**0**	0	**429.740**
403	04	00	00	Servicios básicos	9.857	0	0	0	0	0	9.857
403	04	05	00	Servicio de comunicaciones	9.857	0	0	0	0	0	9.857
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.138	0	0	0	0	0	16.138
403	07	02	00	Imprenta y reproducción	16.138	0	0	0	0	0	16.138
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	150.646	0	0	0	0	0	150.646
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	85.446	0	0	0	0	0	85.446
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	65.200	0	0	0	0	0	65.200
403	18	00	00	Impuestos indirectos	253.099	0	0	0	0	0	253.099
403	18	01	00	Impuesto al valor agregado	253.099	0	0	0	0	0	253.099
404	**00**	**00**	**00**	**Activos reales**	**1.585.473**	**0**	**0**	**0**	**0**	0	**1.585.473**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	25.500	0	0	0	0	0	25.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	25.500	0	0	0	0	0	25.500
404	04	00	00	Equipos de transporte, tracción y elevación	1.258.929	0	0	0	0	0	1.258.929
404	04	01	00	Vehículos automotores terrestres	1.258.929	0	0	0	0	0	1.258.929
404	05	00	00	Equipos de comunicaciones y de señalamiento	43.205	0	0	0	0	0	43.205
404	05	01	00	Equipos de telecomunicaciones	43.205	0	0	0	0	0	43.205
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	257.839	0	0	0	0	0	257.839
404	09	01	00	Mobiliario y equipos de oficina	101.313	0	0	0	0	0	101.313
404	09	02	00	Equipos de computación	120.723	0	0	0	0	0	120.723
404	09	03	00	Mobiliario y equipos de alojamiento	20.089	0	0	0	0	0	20.089
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	15.714	0	0	0	0	0	15.714
				Totales	**2.362.259**	**0**	**0**	**0**	**0**	0	**2.362.259**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118431 080086000 SISTEMA ESTADÍSTICO AUTOMATIZADO DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE INFORMACIÓN QUE LOGRE LA AUTOMATIZACIÓN DE LOS DATOS ESTADÍSTICOS DENTRO DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA.

UNIDAD DE MEDIDA: MÓDULO **META:** 5

RESPONSABLE/EJECUTOR: ESTADÍSTICA DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**176.000**	**0**	**0**	**0**	**0**	**0**	**176.000**
402	01	00	00	Productos alimenticios y agropecuarios	35.200	0	0	0	0	0	35.200
402	01	01	00	Alimentos y bebidas para personas	35.200	0	0	0	0	0	35.200
402	05	00	00	Productos de papel, cartón e impresos	88.000	0	0	0	0	0	88.000
402	05	01	00	Pulpa de madera, papel y cartón	35.200	0	0	0	0	0	35.200
402	05	03	00	Productos de papel y cartón para oficina	52.800	0	0	0	0	0	52.800
402	10	00	00	Productos varios y útiles diversos	52.800	0	0	0	0	0	52.800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	26.400	0	0	0	0	0	26.400
402	10	08	00	Materiales para equipos de computación	26.400	0	0	0	0	0	26.400
403	**00**	**00**	**00**	**Servicios no personales**	**460.000**	**0**	**0**	**0**	**0**	**0**	**460.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	105.600	0	0	0	0	0	105.600
403	07	02	00	Imprenta y reproducción	105.600	0	0	0	0	0	105.600
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	158.400	0	0	0	0	0	158.400
403	10	07	00	Servicios de capacitación y adiestramiento	158.400	0	0	0	0	0	158.400
403	18	00	00	Impuestos indirectos	96.000	0	0	0	0	0	96.000
403	18	01	00	Impuesto al valor agregado	96.000	0	0	0	0	0	96.000
404	**00**	**00**	**00**	**Activos reales**	**264.000**	**0**	**0**	**0**	**0**	**0**	**264.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	132.000	0	0	0	0	0	132.000
404	05	01	00	Equipos de telecomunicaciones	132.000	0	0	0	0	0	132.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	132.000	0	0	0	0	0	132.000
404	09	02	00	Equipos de computación	132.000	0	0	0	0	0	132.000
				Totales	**900.000**	**0**	**0**	**0**	**0**	**0**	**900.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118431 080086000 SISTEMA ESTADÍSTICO AUTOMATIZADO DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE INFORMACIÓN QUE LOGRE LA AUTOMATIZACIÓN DE LOS DATOS ESTADÍSTICOS DENTRO DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA.

UNIDAD DE MEDIDA: MÓDULO **META:** 5

RESPONSABLE/EJECUTOR: ESTADÍSTICA DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118431 080086000 SISTEMA ESTADÍSTICO AUTOMATIZADO DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE INFORMACIÓN QUE LOGRE LA AUTOMATIZACIÓN DE LOS DATOS ESTADÍSTICOS DENTRO DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA.

UNIDAD DE MEDIDA: MÓDULO **META:** 5

RESPONSABLE/EJECUTOR: ESTADÍSTICA DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080086001 IMPLEMENTAR UN SISTEMA ESTADÍSTICO AUTOMATIZADO

UNIDAD DE MEDIDA: MÓDULO **META:** 5

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**176.000**	**0**	**0**	**0**	**0**	**0**	**176.000**
402	01	00	00	Productos alimenticios y agropecuarios	35.200	0	0	0	0	0	35.200
402	01	01	00	Alimentos y bebidas para personas	35.200	0	0	0	0	0	35.200
402	05	00	00	Productos de papel, cartón e impresos	88.000	0	0	0	0	0	88.000
402	05	01	00	Pulpa de madera, papel y cartón	35.200	0	0	0	0	0	35.200
402	05	03	00	Productos de papel y cartón para oficina	52.800	0	0	0	0	0	52.800
402	10	00	00	Productos varios y útiles diversos	52.800	0	0	0	0	0	52.800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	26.400	0	0	0	0	0	26.400
402	10	08	00	Materiales para equipos de computación	26.400	0	0	0	0	0	26.400
403	**00**	**00**	**00**	**Servicios no personales**	**424.000**	**0**	**0**	**0**	**0**	**0**	**424.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	105.600	0	0	0	0	0	105.600
403	07	02	00	Imprenta y reproducción	105.600	0	0	0	0	0	105.600
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	158.400	0	0	0	0	0	158.400
403	10	07	00	Servicios de capacitación y adiestramiento	158.400	0	0	0	0	0	158.400
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	0	60.000
				Totales	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118431 080086000 SISTEMA ESTADÍSTICO AUTOMATIZADO DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE INFORMACIÓN QUE LOGRE LA AUTOMATIZACIÓN DE LOS DATOS ESTADÍSTICOS DENTRO DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA.

UNIDAD DE MEDIDA: MÓDULO **META:** 5

RESPONSABLE/EJECUTOR: ESTADÍSTICA DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080086002 VISITAS DE INSPECCIÓN DEL FUNCIONAMIENTO DEL SISTEMA

UNIDAD DE MEDIDA: VISITA **META:** 80

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**36.000**	**0**	**0**	**0**	**0**	**0**	**36.000**
403	18	00	00	Impuestos indirectos	36.000	0	0	0	0	0	36.000
403	18	01	00	Impuesto al valor agregado	36.000	0	0	0	0	0	36.000
404	**00**	**00**	**00**	**Activos reales**	**264.000**	**0**	**0**	**0**	**0**	**0**	**264.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	132.000	0	0	0	0	0	132.000
404	05	01	00	Equipos de telecomunicaciones	132.000	0	0	0	0	0	132.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	132.000	0	0	0	0	0	132.000
404	09	02	00	Equipos de computación	132.000	0	0	0	0	0	132.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO

META: 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**413.125.347**	**0**	**0**	**0**	**0**	**0**	**413.125.347**
402	01	00	00	Productos alimenticios y agropecuarios	12.399.815	0	0	0	0	0	12.399.815
402	01	01	00	Alimentos y bebidas para personas	12.395.815	0	0	0	0	0	12.395.815
402	01	02	00	Alimentos para animales	4.000	0	0	0	0	0	4.000
402	02	00	00	Productos de minas, canteras y yacimientos	322.000	0	0	0	0	0	322.000
402	02	05	00	Piedra, arcilla, arena y tierra	322.000	0	0	0	0	0	322.000
402	03	00	00	Textiles y vestuarios	320.917.764	0	0	0	0	0	320.917.764
402	03	01	00	Textiles	75.684.822	0	0	0	0	0	75.684.822
402	03	02	00	Prendas de vestir	182.459.239	0	0	0	0	0	182.459.239
402	03	03	00	Calzados	62.773.703	0	0	0	0	0	62.773.703
402	04	00	00	Productos de cuero y caucho	2.876.006	0	0	0	0	0	2.876.006
402	04	03	00	Cauchos y tripas para vehículos	2.876.006	0	0	0	0	0	2.876.006
402	05	00	00	Productos de papel, cartón e impresos	10.235.682	0	0	0	0	0	10.235.682
402	05	01	00	Pulpa de madera, papel y cartón	2.774.443	0	0	0	0	0	2.774.443
402	05	02	00	Envases y cajas de papel y cartón	187.000	0	0	0	0	0	187.000
402	05	03	00	Productos de papel y cartón para oficina	3.821.510	0	0	0	0	0	3.821.510
402	05	04	00	Libros, revistas y periódicos	187.189	0	0	0	0	0	187.189
402	05	05	00	Material de enseñanza	47.000	0	0	0	0	0	47.000
402	05	06	00	Productos de papel y cartón para computación	939.270	0	0	0	0	0	939.270
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.279.270	0	0	0	0	0	2.279.270
402	06	00	00	Productos químicos y derivados	11.705.867	0	0	0	0	0	11.705.867
402	06	01	00	Sustancias químicas y de uso industrial	95.000	0	0	0	0	0	95.000
402	06	02	00	Abonos, plaguicidas y otros	51.300	0	0	0	0	0	51.300
402	06	03	00	Tintas, pinturas y colorantes	3.307.989	0	0	0	0	0	3.307.989
402	06	04	00	Productos farmacéuticos y medicamentos	251.800	0	0	0	0	0	251.800
402	06	05	00	Productos de tocador	3.409.000	0	0	0	0	0	3.409.000
402	06	06	00	Combustibles y lubricantes	4.222.278	0	0	0	0	0	4.222.278

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	368.500	0	0	0	0	0	368.500
402	07	00	00	Productos minerales no metálicos	978.250	0	0	0	0	0	978.250
402	07	02	00	Vidrios y productos de vidrio	106.000	0	0	0	0	0	106.000
402	07	03	00	Productos de arcilla para construcción	272.980	0	0	0	0	0	272.980
402	07	04	00	Cemento, cal y yeso	599.270	0	0	0	0	0	599.270
402	08	00	00	Productos metálicos	32.192.452	0	0	0	0	0	32.192.452
402	08	01	00	Productos primarios de hierro y acero	546.500	0	0	0	0	0	546.500
402	08	02	00	Productos de metales no ferrosos	79.640	0	0	0	0	0	79.640
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	785.630	0	0	0	0	0	785.630
402	08	04	00	Productos metálicos estructurales	400.000	0	0	0	0	0	400.000
402	08	05	00	Materiales de orden público, seguridad y defensa	27.000.600	0	0	0	0	0	27.000.600
402	08	07	00	Material de señalamiento	100.000	0	0	0	0	0	100.000
402	08	08	00	Material de educación	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.971.495	0	0	0	0	0	1.971.495
402	08	10	00	Repuestos y accesorios para otros equipos	1.278.587	0	0	0	0	0	1.278.587
402	08	99	00	Otros productos metálicos	15.000	0	0	0	0	0	15.000
402	09	00	00	Productos de madera	142.400	0	0	0	0	0	142.400
402	09	01	00	Productos primarios de madera	90.400	0	0	0	0	0	90.400
402	09	02	00	Muebles y accesorios de madera para edificaciones	52.000	0	0	0	0	0	52.000
402	10	00	00	Productos varios y útiles diversos	21.345.111	0	0	0	0	0	21.345.111
402	10	01	00	Artículos de deporte, recreación y juguetes	326.250	0	0	0	0	0	326.250
402	10	02	00	Materiales y útiles de limpieza y aseo	5.882.430	0	0	0	0	0	5.882.430
402	10	03	00	Utensilios de cocina y comedor	4.779.249	0	0	0	0	0	4.779.249
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	37.000	0	0	0	0	0	37.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.625.850	0	0	0	0	0	2.625.850
402	10	06	00	Condecoraciones, ofrendas y similares	1.079.424	0	0	0	0	0	1.079.424
402	10	07	00	Productos de seguridad en el trabajo	255.290	0	0	0	0	0	255.290

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	3.411.600	0	0	0	0	0	3.411.600
402	10	10	00	Útiles religiosos	12.000	0	0	0	0	0	12.000
402	10	11	00	Materiales eléctricos	1.801.718	0	0	0	0	0	1.801.718
402	10	12	00	Materiales para instalaciones sanitarias	684.100	0	0	0	0	0	684.100
402	10	13	00	Materiales fotográficos	385.200	0	0	0	0	0	385.200
402	10	99	00	Otros productos y útiles diversos	65.000	0	0	0	0	0	65.000
402	99	00	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
402	99	01	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**182.685.638**	**0**	**0**	**0**	**0**	**0**	**182.685.638**
403	01	00	00	Alquileres de inmuebles	17.950	0	0	0	0	0	17.950
403	01	01	00	Alquileres de edificios y locales	17.950	0	0	0	0	0	17.950
403	02	00	00	Alquileres de maquinaria y equipos	54.000	0	0	0	0	0	54.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	49.000	0	0	0	0	0	49.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
403	03	00	00	Derechos sobre bienes intangibles	5.000	0	0	0	0	0	5.000
403	03	03	00	Paquetes y programas de computación	5.000	0	0	0	0	0	5.000
403	04	00	00	Servicios básicos	1.329.160	0	0	0	0	0	1.329.160
403	04	02	00	Gas	59.160	0	0	0	0	0	59.160
403	04	05	00	Servicio de comunicaciones	1.270.000	0	0	0	0	0	1.270.000
403	06	00	00	Servicios de transporte y almacenaje	351.325	0	0	0	0	0	351.325
403	06	01	00	Fletes y embalajes	131.325	0	0	0	0	0	131.325
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	220.000	0	0	0	0	0	220.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.640.750	0	0	0	0	0	2.640.750
403	07	01	00	Publicidad y propaganda	261.800	0	0	0	0	0	261.800
403	07	02	00	Imprenta y reproducción	1.594.430	0	0	0	0	0	1.594.430
403	07	03	00	Relaciones sociales	120.000	0	0	0	0	0	120.000
403	07	04	00	Avisos	664.520	0	0	0	0	0	664.520

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO

META: 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	100.282	0	0	0	0	0	100.282
403	08	01	00	Primas y gastos de seguros	98.000	0	0	0	0	0	98.000
403	08	02	00	Comisiones y gastos bancarios	2.282	0	0	0	0	0	2.282
403	09	00	00	Viáticos y pasajes	49.529.550	0	0	0	0	0	49.529.550
403	09	01	00	Viáticos y pasajes dentro del país	20.516.520	0	0	0	0	0	20.516.520
403	09	02	00	Viáticos y pasajes fuera del país	29.013.030	0	0	0	0	0	29.013.030
403	10	00	00	Servicios profesionales y técnicos	1.851.420	0	0	0	0	0	1.851.420
403	10	01	00	Servicios jurídicos	34.000	0	0	0	0	0	34.000
403	10	03	00	Servicios de procesamiento de datos	250.000	0	0	0	0	0	250.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.028.420	0	0	0	0	0	1.028.420
403	10	09	00	Servicios de lavandería y tintorería	500.000	0	0	0	0	0	500.000
403	10	99	00	Otros servicios profesionales y técnicos	39.000	0	0	0	0	0	39.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.426.556	0	0	0	0	0	10.426.556
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	855.500	0	0	0	0	0	855.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.113.940	0	0	0	0	0	4.113.940
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	305.000	0	0	0	0	0	305.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.786.116	0	0	0	0	0	4.786.116
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	336.000	0	0	0	0	0	336.000
403	12	00	00	Conservación y reparaciones menores de obras	48.931.927	0	0	0	0	0	48.931.927
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	48.931.927	0	0	0	0	0	48.931.927
403	16	00	00	Servicios de diversión, esparcimiento y culturales	285.700	0	0	0	0	0	285.700
403	16	01	00	Servicios de diversión, esparcimiento y culturales	285.700	0	0	0	0	0	285.700
403	18	00	00	Impuestos indirectos	65.861.268	0	0	0	0	0	65.861.268
403	18	01	00	Impuesto al valor agregado	65.861.268	0	0	0	0	0	65.861.268
403	99	00	00	Otros servicios no personales	1.300.750	0	0	0	0	0	1.300.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO

META: 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	1.300.750	0	0	0	0	0	1.300.750
404	**00**	**00**	**00**	**Activos reales**	**28.827.627**	**0**	**0**	**0**	**0**	**0**	**28.827.627**
404	01	00	00	Repuestos y reparaciones mayores	140.000	0	0	0	0	0	140.000
404	01	01	00	Repuestos mayores	90.000	0	0	0	0	0	90.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	90.000	0	0	0	0	0	90.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	50.000	0	0	0	0	0	50.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	477.000	0	0	0	0	0	477.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	100.000	0	0	0	0	0	100.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	80.000	0	0	0	0	0	80.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	147.000	0	0	0	0	0	147.000
404	03	05	00	Maquinaria y equipos industriales y de taller	150.000	0	0	0	0	0	150.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	04	01	00	Vehículos automotores terrestres	800.000	0	0	0	0	0	800.000
404	04	06	00	Equipos auxiliares de transporte	200.000	0	0	0	0	0	200.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	170.000	0	0	0	0	0	170.000
404	05	01	00	Equipos de telecomunicaciones	170.000	0	0	0	0	0	170.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	43.000	0	0	0	0	0	43.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	43.000	0	0	0	0	0	43.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	80.000	0	0	0	0	0	80.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	80.000	0	0	0	0	0	80.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	13.000.000	0	0	0	0	0	13.000.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	13.000.000	0	0	0	0	0	13.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.837.627	0	0	0	0	0	13.837.627
404	09	01	00	Mobiliario y equipos de oficina	374.000	0	0	0	0	0	374.000
404	09	02	00	Equipos de computación	298.000	0	0	0	0	0	298.000
404	09	03	00	Mobiliario y equipos de alojamiento	13.155.627	0	0	0	0	0	13.155.627

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
404	12	00	00	Activos intangibles	80.000	0	0	0	0	0	80.000
404	12	04	00	Paquetes y programas de computación	80.000	0	0	0	0	0	80.000
				Totales	**624.638.612**	**0**	**0**	**0**	**0**	**0**	**624.638.612**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO

META: 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087001 DOTAR DE MATERIAL DE USO COMÚN A LA UNIDADES Y DEPENDENCIAS DE LA FANB

UNIDAD DE MEDIDA: DOTACIÓN **META:** 11

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**348.533.273**	**0**	**0**	**0**	**0**	**0**	**348.533.273**
402	03	00	00	Textiles y vestuarios	320.036.294	0	0	0	0	0	320.036.294
402	03	01	00	Textiles	75.510.352	0	0	0	0	0	75.510.352
402	03	02	00	Prendas de vestir	181.818.239	0	0	0	0	0	181.818.239
402	03	03	00	Calzados	62.707.703	0	0	0	0	0	62.707.703
402	05	00	00	Productos de papel, cartón e impresos	1.659.550	0	0	0	0	0	1.659.550
402	05	01	00	Pulpa de madera, papel y cartón	1.659.550	0	0	0	0	0	1.659.550
402	06	00	00	Productos químicos y derivados	3.297.500	0	0	0	0	0	3.297.500
402	06	05	00	Productos de tocador	3.297.500	0	0	0	0	0	3.297.500
402	08	00	00	Productos metálicos	17.000.600	0	0	0	0	0	17.000.600
402	08	05	00	Materiales de orden público, seguridad y defensa	17.000.600	0	0	0	0	0	17.000.600
402	10	00	00	Productos varios y útiles diversos	6.539.329	0	0	0	0	0	6.539.329
402	10	02	00	Materiales y útiles de limpieza y aseo	2.372.650	0	0	0	0	0	2.372.650
402	10	03	00	Utensilios de cocina y comedor	4.166.679	0	0	0	0	0	4.166.679
403	**00**	**00**	**00**	**Servicios no personales**	**47.527.267**	**0**	**0**	**0**	**0**	**0**	**47.527.267**
403	18	00	00	Impuestos indirectos	47.527.267	0	0	0	0	0	47.527.267
403	18	01	00	Impuesto al valor agregado	47.527.267	0	0	0	0	0	47.527.267
404	**00**	**00**	**00**	**Activos reales**	**12.969.627**	**0**	**0**	**0**	**0**	**0**	**12.969.627**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	12.969.627	0	0	0	0	0	12.969.627
404	09	03	00	Mobiliario y equipos de alojamiento	12.969.627	0	0	0	0	0	12.969.627
				Totales	**409.030.167**	**0**	**0**	**0**	**0**	**0**	**409.030.167**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087002 DOTAR Y ALMACENAR ARMAS, MUNICIONES Y EXPLOSIVOS, ASÍ COMO TAMBIÉN EL SERVICIO DE PERMISOLOGÍA Y MANTENIMIENTO.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ARMAS Y EXPLOSIVOS (DAEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.086.000**	**0**	**0**	**0**	**0**	**0**	**14.086.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	0	200.000
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehículos	100.000	0	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	584.000	0	0	0	0	0	584.000
402	05	01	00	Pulpa de madera, papel y cartón	120.000	0	0	0	0	0	120.000
402	05	02	00	Envases y cajas de papel y cartón	84.000	0	0	0	0	0	84.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	0	200.000
402	05	05	00	Material de enseñanza	15.000	0	0	0	0	0	15.000
402	05	06	00	Productos de papel y cartón para computación	15.000	0	0	0	0	0	15.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	150.000	0	0	0	0	0	150.000
402	06	00	00	Productos químicos y derivados	610.000	0	0	0	0	0	610.000
402	06	01	00	Sustancias químicas y de uso industrial	70.000	0	0	0	0	0	70.000
402	06	03	00	Tintas, pinturas y colorantes	350.000	0	0	0	0	0	350.000
402	06	04	00	Productos farmacéuticos y medicamentos	15.000	0	0	0	0	0	15.000
402	06	05	00	Productos de tocador	15.000	0	0	0	0	0	15.000
402	06	06	00	Combustibles y lubricantes	80.000	0	0	0	0	0	80.000
402	06	08	00	Productos plásticos	80.000	0	0	0	0	0	80.000
402	07	00	00	Productos minerales no metálicos	300.000	0	0	0	0	0	300.000
402	07	04	00	Cemento, cal y yeso	300.000	0	0	0	0	0	300.000
402	08	00	00	Productos metálicos	11.263.000	0	0	0	0	0	11.263.000
402	08	01	00	Productos primarios de hierro y acero	450.000	0	0	0	0	0	450.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087002 DOTAR Y ALMACENAR ARMAS, MUNICIONES Y EXPLOSIVOS, ASÍ COMO TAMBIÉN EL SERVICIO DE PERMISOLOGÍA Y MANTENIMIENTO.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ARMAS Y EXPLOSIVOS (DAEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	230.000	0	0	0	0	0	230.000
402	08	04	00	Productos metálicos estructurales	400.000	0	0	0	0	0	400.000
402	08	05	00	Materiales de orden público, seguridad y defensa	10.000.000	0	0	0	0	0	10.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	150.000	0	0	0	0	0	150.000
402	08	10	00	Repuestos y accesorios para otros equipos	18.000	0	0	0	0	0	18.000
402	08	99	00	Otros productos metálicos	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	1.029.000	0	0	0	0	0	1.029.000
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	0	200.000
402	10	03	00	Utensilios de cocina y comedor	100.000	0	0	0	0	0	100.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	15.000	0	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	120.000	0	0	0	0	0	120.000
402	10	06	00	Condecoraciones, ofrendas y similares	14.000	0	0	0	0	0	14.000
402	10	07	00	Productos de seguridad en el trabajo	100.000	0	0	0	0	0	100.000
402	10	08	00	Materiales para equipos de computación	200.000	0	0	0	0	0	200.000
402	10	11	00	Materiales eléctricos	200.000	0	0	0	0	0	200.000
402	10	12	00	Materiales para instalaciones sanitarias	80.000	0	0	0	0	0	80.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.473.000**	**0**	**0**	**0**	**0**	**0**	**5.473.000**
403	04	00	00	Servicios básicos	50.000	0	0	0	0	0	50.000
403	04	05	00	Servicio de comunicaciones	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	871.360	0	0	0	0	0	871.360
403	09	01	00	Viáticos y pasajes dentro del país	671.360	0	0	0	0	0	671.360
403	09	02	00	Viáticos y pasajes fuera del país	200.000	0	0	0	0	0	200.000
403	10	00	00	Servicios profesionales y técnicos	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087002 DOTAR Y ALMACENAR ARMAS, MUNICIONES Y EXPLOSIVOS, ASÍ COMO TAMBIÉN EL SERVICIO DE PERMISOLOGÍA Y MANTENIMIENTO.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ARMAS Y EXPLOSIVOS (DAEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	150.000	0	0	0	0	0	150.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	730.000	0	0	0	0	0	730.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	200.000	0	0	0	0	0	200.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	3.671.640	0	0	0	0	0	3.671.640
403	18	01	00	Impuesto al valor agregado	3.671.640	0	0	0	0	0	3.671.640
404	**00**	**00**	**00**	**Activos reales**	**15.441.000**	**0**	**0**	**0**	**0**	**0**	**15.441.000**
404	01	00	00	Repuestos y reparaciones mayores	140.000	0	0	0	0	0	140.000
404	01	01	00	Repuestos mayores	90.000	0	0	0	0	0	90.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	90.000	0	0	0	0	0	90.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	50.000	0	0	0	0	0	50.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	435.000	0	0	0	0	0	435.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	100.000	0	0	0	0	0	100.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	80.000	0	0	0	0	0	80.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	105.000	0	0	0	0	0	105.000
404	03	05	00	Maquinaria y equipos industriales y de taller	150.000	0	0	0	0	0	150.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 080087002 DOTAR Y ALMACENAR ARMAS, MUNICIONES Y EXPLOSIVOS, ASÍ COMO TAMBIÉN EL SERVICIO DE PERMISOLOGÍA Y MANTENIMIENTO.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ARMAS Y EXPLOSIVOS (DAEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	01	00	Vehículos automotores terrestres	800.000	0	0	0	0	0	800.000
404	04	06	00	Equipos auxiliares de transporte	200.000	0	0	0	0	0	200.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	150.000	0	0	0	0	0	150.000
404	05	01	00	Equipos de telecomunicaciones	150.000	0	0	0	0	0	150.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	80.000	0	0	0	0	0	80.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	80.000	0	0	0	0	0	80.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	13.000.000	0	0	0	0	0	13.000.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	13.000.000	0	0	0	0	0	13.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	551.000	0	0	0	0	0	551.000
404	09	01	00	Mobiliario y equipos de oficina	260.000	0	0	0	0	0	260.000
404	09	02	00	Equipos de computación	125.000	0	0	0	0	0	125.000
404	09	03	00	Mobiliario y equipos de alojamiento	156.000	0	0	0	0	0	156.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
404	12	00	00	Activos intangibles	80.000	0	0	0	0	0	80.000
404	12	04	00	Paquetes y programas de computación	80.000	0	0	0	0	0	80.000
				Totales	**35.000.000**	**0**	**0**	**0**	**0**	**0**	**35.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087003 PROPORCIONAR SERVICIO DE APOYO EN EL ÁREA DE MANTENIMIENTO, INFRAESTRUCTURA, INGENIERÍA Y CATASTRO A LAS DIFERENTES UNIDADES Y DEPENDENCIAS DE LA FANB.

UNIDAD DE MEDIDA: PLAN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MANTENIMIENTO (DIGEMA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.000.000**	0	0	0	0	0	**6.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	210.000	0	0	0	0	0	210.000
402	01	01	00	Alimentos y bebidas para personas	210.000	0	0	0	0	0	210.000
402	02	00	00	Productos de minas, canteras y yacimientos	265.000	0	0	0	0	0	265.000
402	02	05	00	Piedra, arcilla, arena y tierra	265.000	0	0	0	0	0	265.000
402	04	00	00	Productos de cuero y caucho	220.000	0	0	0	0	0	220.000
402	04	03	00	Cauchos y tripas para vehículos	220.000	0	0	0	0	0	220.000
402	05	00	00	Productos de papel, cartón e impresos	1.211.730	0	0	0	0	0	1.211.730
402	05	01	00	Pulpa de madera, papel y cartón	343.270	0	0	0	0	0	343.270
402	05	03	00	Productos de papel y cartón para oficina	456.010	0	0	0	0	0	456.010
402	05	04	00	Libros, revistas y periódicos	1.500	0	0	0	0	0	1.500
402	05	06	00	Productos de papel y cartón para computación	217.700	0	0	0	0	0	217.700
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	193.250	0	0	0	0	0	193.250
402	06	00	00	Productos químicos y derivados	1.002.600	0	0	0	0	0	1.002.600
402	06	02	00	Abonos, plaguicidas y otros	6.300	0	0	0	0	0	6.300
402	06	03	00	Tintas, pinturas y colorantes	448.500	0	0	0	0	0	448.500
402	06	04	00	Productos farmacéuticos y medicamentos	175.800	0	0	0	0	0	175.800
402	06	05	00	Productos de tocador	71.500	0	0	0	0	0	71.500
402	06	06	00	Combustibles y lubricantes	210.000	0	0	0	0	0	210.000
402	06	08	00	Productos plásticos	90.500	0	0	0	0	0	90.500
402	07	00	00	Productos minerales no metálicos	506.250	0	0	0	0	0	506.250
402	07	02	00	Vidrios y productos de vidrio	106.000	0	0	0	0	0	106.000
402	07	03	00	Productos de arcilla para construcción	199.500	0	0	0	0	0	199.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 080087003 PROPORCIONAR SERVICIO DE APOYO EN EL ÁREA DE MANTENIMIENTO, INFRAESTRUCTURA, INGENIERÍA Y CATASTRO A LAS DIFERENTES UNIDADES Y DEPENDENCIAS DE LA FANB.

UNIDAD DE MEDIDA: PLAN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MANTENIMIENTO (DIGEMA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	04	00	Cemento, cal y yeso	200.750	0	0	0	0	0	200.750
402	08	00	00	Productos metálicos	708.640	0	0	0	0	0	708.640
402	08	01	00	Productos primarios de hierro y acero	96.500	0	0	0	0	0	96.500
402	08	02	00	Productos de metales no ferrosos	38.640	0	0	0	0	0	38.640
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	49.500	0	0	0	0	0	49.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	438.200	0	0	0	0	0	438.200
402	08	10	00	Repuestos y accesorios para otros equipos	85.800	0	0	0	0	0	85.800
402	09	00	00	Productos de madera	142.400	0	0	0	0	0	142.400
402	09	01	00	Productos primarios de madera	90.400	0	0	0	0	0	90.400
402	09	02	00	Muebles y accesorios de madera para edificaciones	52.000	0	0	0	0	0	52.000
402	10	00	00	Productos varios y útiles diversos	1.733.380	0	0	0	0	0	1.733.380
402	10	01	00	Artículos de deporte, recreación y juguetes	22.750	0	0	0	0	0	22.750
402	10	02	00	Materiales y útiles de limpieza y aseo	208.460	0	0	0	0	0	208.460
402	10	03	00	Utensilios de cocina y comedor	70.500	0	0	0	0	0	70.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	320.890	0	0	0	0	0	320.890
402	10	06	00	Condecoraciones, ofrendas y similares	72.500	0	0	0	0	0	72.500
402	10	08	00	Materiales para equipos de computación	442.080	0	0	0	0	0	442.080
402	10	11	00	Materiales eléctricos	442.950	0	0	0	0	0	442.950
402	10	12	00	Materiales para instalaciones sanitarias	153.250	0	0	0	0	0	153.250
403	**00**	**00**	**00**	**Servicios no personales**	**54.000.000**	0	0	0	0	0	**54.000.000**
403	04	00	00	Servicios básicos	2.160	0	0	0	0	0	2.160
403	04	02	00	Gas	2.160	0	0	0	0	0	2.160
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.500	0	0	0	0	0	6.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087003 PROPORCIONAR SERVICIO DE APOYO EN EL ÁREA DE MANTENIMIENTO, INFRAESTRUCTURA, INGENIERÍA Y CATASTRO A LAS DIFERENTES UNIDADES Y DEPENDENCIAS DE LA FANB.

UNIDAD DE MEDIDA: PLAN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MANTENIMIENTO (DIGEMA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	6.500	0	0	0	0	0	6.500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	98.000	0	0	0	0	0	98.000
403	08	01	00	Primas y gastos de seguros	98.000	0	0	0	0	0	98.000
403	09	00	00	Viáticos y pasajes	1.003.060	0	0	0	0	0	1.003.060
403	09	01	00	Viáticos y pasajes dentro del país	1.003.060	0	0	0	0	0	1.003.060
403	10	00	00	Servicios profesionales y técnicos	169.000	0	0	0	0	0	169.000
403	10	07	00	Servicios de capacitación y adiestramiento	130.000	0	0	0	0	0	130.000
403	10	99	00	Otros servicios profesionales y técnicos	39.000	0	0	0	0	0	39.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	263.200	0	0	0	0	0	263.200
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	32.500	0	0	0	0	0	32.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	186.700	0	0	0	0	0	186.700
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	44.000	0	0	0	0	0	44.000
403	12	00	00	Conservación y reparaciones menores de obras	46.016.995	0	0	0	0	0	46.016.995
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	46.016.995	0	0	0	0	0	46.016.995
403	18	00	00	Impuestos indirectos	6.441.085	0	0	0	0	0	6.441.085
403	18	01	00	Impuesto al valor agregado	6.441.085	0	0	0	0	0	6.441.085
				Totales	**60.000.000**	**0**	**0**	**0**	**0**	0	**60.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087004 PRESTAR SERVICIO DE ARTES GRÁFICAS A LAS UNIDADES Y DEPENDENCIAS DE LA FANB.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ARTES GRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.057.828**	**0**	**0**	**0**	**0**	**0**	**3.057.828**
402	01	00	00	Productos alimenticios y agropecuarios	31.200	0	0	0	0	0	31.200
402	01	01	00	Alimentos y bebidas para personas	31.200	0	0	0	0	0	31.200
402	03	00	00	Textiles y vestuarios	144.928	0	0	0	0	0	144.928
402	03	01	00	Textiles	44.928	0	0	0	0	0	44.928
402	03	02	00	Prendas de vestir	84.000	0	0	0	0	0	84.000
402	03	03	00	Calzados	16.000	0	0	0	0	0	16.000
402	04	00	00	Productos de cuero y caucho	62.160	0	0	0	0	0	62.160
402	04	03	00	Cauchos y tripas para vehículos	62.160	0	0	0	0	0	62.160
402	05	00	00	Productos de papel, cartón e impresos	1.411.320	0	0	0	0	0	1.411.320
402	05	01	00	Pulpa de madera, papel y cartón	80.000	0	0	0	0	0	80.000
402	05	03	00	Productos de papel y cartón para oficina	52.200	0	0	0	0	0	52.200
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.279.120	0	0	0	0	0	1.279.120
402	06	00	00	Productos químicos y derivados	416.400	0	0	0	0	0	416.400
402	06	02	00	Abonos, plaguicidas y otros	45.000	0	0	0	0	0	45.000
402	06	03	00	Tintas, pinturas y colorantes	302.400	0	0	0	0	0	302.400
402	06	06	00	Combustibles y lubricantes	69.000	0	0	0	0	0	69.000
402	08	00	00	Productos metálicos	380.760	0	0	0	0	0	380.760
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	40.380	0	0	0	0	0	40.380
402	08	09	00	Repuestos y accesorios para equipos de transporte	40.380	0	0	0	0	0	40.380
402	08	10	00	Repuestos y accesorios para otros equipos	300.000	0	0	0	0	0	300.000
402	10	00	00	Productos varios y útiles diversos	611.060	0	0	0	0	0	611.060
402	10	02	00	Materiales y útiles de limpieza y aseo	147.780	0	0	0	0	0	147.780

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087004 PRESTAR SERVICIO DE ARTES GRÁFICAS A LAS UNIDADES Y DEPENDENCIAS DE LA FANB.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ARTES GRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	63.400	0	0	0	0	0	63.400
402	10	07	00	Productos de seguridad en el trabajo	44.790	0	0	0	0	0	44.790
402	10	08	00	Materiales para equipos de computación	40.790	0	0	0	0	0	40.790
402	10	11	00	Materiales eléctricos	75.500	0	0	0	0	0	75.500
402	10	12	00	Materiales para instalaciones sanitarias	45.600	0	0	0	0	0	45.600
402	10	13	00	Materiales fotográficos	193.200	0	0	0	0	0	193.200
403	**00**	**00**	**00**	**Servicios no personales**	**942.172**	**0**	**0**	**0**	**0**	**0**	**942.172**
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	0	40.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	473.600	0	0	0	0	0	473.600
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	278.000	0	0	0	0	0	278.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	88.000	0	0	0	0	0	88.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	107.600	0	0	0	0	0	107.600
403	18	00	00	Impuestos indirectos	428.572	0	0	0	0	0	428.572
403	18	01	00	Impuesto al valor agregado	428.572	0	0	0	0	0	428.572
				Totales	**4.000.000**	**0**	**0**	**0**	**0**	0	**4.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087005 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DEL EJÉRCITO Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE EJÉRCITO.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 120

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DEL EJÉRCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.446.870**	**0**	**0**	**0**	**0**	**0**	**15.446.870**
402	01	00	00	Productos alimenticios y agropecuarios	7.123.870	0	0	0	0	0	7.123.870
402	01	01	00	Alimentos y bebidas para personas	7.123.870	0	0	0	0	0	7.123.870
402	03	00	00	Textiles y vestuarios	120.000	0	0	0	0	0	120.000
402	03	02	00	Prendas de vestir	75.000	0	0	0	0	0	75.000
402	03	03	00	Calzados	45.000	0	0	0	0	0	45.000
402	04	00	00	Productos de cuero y caucho	1.157.000	0	0	0	0	0	1.157.000
402	04	03	00	Cauchos y tripas para vehículos	1.157.000	0	0	0	0	0	1.157.000
402	05	00	00	Productos de papel, cartón e impresos	1.374.000	0	0	0	0	0	1.374.000
402	05	01	00	Pulpa de madera, papel y cartón	185.000	0	0	0	0	0	185.000
402	05	03	00	Productos de papel y cartón para oficina	555.000	0	0	0	0	0	555.000
402	05	04	00	Libros, revistas y periódicos	26.000	0	0	0	0	0	26.000
402	05	05	00	Material de enseñanza	24.000	0	0	0	0	0	24.000
402	05	06	00	Productos de papel y cartón para computación	385.000	0	0	0	0	0	385.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	199.000	0	0	0	0	0	199.000
402	06	00	00	Productos químicos y derivados	1.435.000	0	0	0	0	0	1.435.000
402	06	01	00	Sustancias químicas y de uso industrial	25.000	0	0	0	0	0	25.000
402	06	03	00	Tintas, pinturas y colorantes	971.000	0	0	0	0	0	971.000
402	06	04	00	Productos farmacéuticos y medicamentos	25.000	0	0	0	0	0	25.000
402	06	05	00	Productos de tocador	25.000	0	0	0	0	0	25.000
402	06	06	00	Combustibles y lubricantes	349.000	0	0	0	0	0	349.000
402	06	08	00	Productos plásticos	40.000	0	0	0	0	0	40.000
402	07	00	00	Productos minerales no metálicos	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087005 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DEL EJÉRCITO Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE EJÉRCITO.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 120

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DEL EJÉRCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	04	00	Cemento, cal y yeso	15.000	0	0	0	0	0	15.000
402	08	00	00	Productos metálicos	1.137.000	0	0	0	0	0	1.137.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	232.000	0	0	0	0	0	232.000
402	08	07	00	Material de señalamiento	100.000	0	0	0	0	0	100.000
402	08	08	00	Material de educación	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	550.000	0	0	0	0	0	550.000
402	08	10	00	Repuestos y accesorios para otros equipos	240.000	0	0	0	0	0	240.000
402	10	00	00	Productos varios y útiles diversos	3.075.000	0	0	0	0	0	3.075.000
402	10	01	00	Artículos de deporte, recreación y juguetes	59.000	0	0	0	0	0	59.000
402	10	02	00	Materiales y útiles de limpieza y aseo	602.000	0	0	0	0	0	602.000
402	10	03	00	Utensilios de cocina y comedor	270.000	0	0	0	0	0	270.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	22.000	0	0	0	0	0	22.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	335.000	0	0	0	0	0	335.000
402	10	06	00	Condecoraciones, ofrendas y similares	55.000	0	0	0	0	0	55.000
402	10	07	00	Productos de seguridad en el trabajo	70.000	0	0	0	0	0	70.000
402	10	08	00	Materiales para equipos de computación	900.000	0	0	0	0	0	900.000
402	10	10	00	Útiles religiosos	12.000	0	0	0	0	0	12.000
402	10	11	00	Materiales eléctricos	457.000	0	0	0	0	0	457.000
402	10	12	00	Materiales para instalaciones sanitarias	194.000	0	0	0	0	0	194.000
402	10	13	00	Materiales fotográficos	34.000	0	0	0	0	0	34.000
402	10	99	00	Otros productos y útiles diversos	65.000	0	0	0	0	0	65.000
402	99	00	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
402	99	01	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087005 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DEL EJÉRCITO Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE EJÉRCITO.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 120

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DEL EJÉRCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**19.553.130**	**0**	**0**	**0**	**0**	**0**	**19.553.130**
403	02	00	00	Alquileres de maquinaria y equipos	15.000	0	0	0	0	0	15.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
403	04	00	00	Servicios básicos	1.277.000	0	0	0	0	0	1.277.000
403	04	02	00	Gas	57.000	0	0	0	0	0	57.000
403	04	05	00	Servicio de comunicaciones	1.220.000	0	0	0	0	0	1.220.000
403	06	00	00	Servicios de transporte y almacenaje	220.000	0	0	0	0	0	220.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	220.000	0	0	0	0	0	220.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	170.000	0	0	0	0	0	170.000
403	07	01	00	Publicidad y propaganda	15.000	0	0	0	0	0	15.000
403	07	02	00	Imprenta y reproducción	25.000	0	0	0	0	0	25.000
403	07	03	00	Relaciones sociales	120.000	0	0	0	0	0	120.000
403	07	04	00	Avisos	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	10.773.000	0	0	0	0	0	10.773.000
403	09	01	00	Viáticos y pasajes dentro del país	3.773.000	0	0	0	0	0	3.773.000
403	09	02	00	Viáticos y pasajes fuera del país	7.000.000	0	0	0	0	0	7.000.000
403	10	00	00	Servicios profesionales y técnicos	650.000	0	0	0	0	0	650.000
403	10	03	00	Servicios de procesamiento de datos	250.000	0	0	0	0	0	250.000
403	10	07	00	Servicios de capacitación y adiestramiento	400.000	0	0	0	0	0	400.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.679.722	0	0	0	0	0	3.679.722
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO

META: 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 080087005 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DEL EJÉRCITO Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE EJÉRCITO.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA

META: 120

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DEL EJÉRCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	985.856	0	0	0	0	0	985.856
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	260.000	0	0	0	0	0	260.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.993.866	0	0	0	0	0	1.993.866
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	110.000	0	0	0	0	0	110.000
403	12	00	00	Conservación y reparaciones menores de obras	109.000	0	0	0	0	0	109.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	109.000	0	0	0	0	0	109.000
403	18	00	00	Impuestos indirectos	2.659.408	0	0	0	0	0	2.659.408
403	18	01	00	Impuesto al valor agregado	2.659.408	0	0	0	0	0	2.659.408
				Totales	**35.000.000**	**0**	**0**	**0**	**0**	**0**	**35.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087006 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DE LA ARMADA Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE ARMADA.

UNIDAD DE MEDIDA: INSUMO **META:** 12

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DE LA ARMADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.656.913**	**0**	**0**	**0**	**0**	**0**	**7.656.913**
402	01	00	00	Productos alimenticios y agropecuarios	1.341.000	0	0	0	0	0	1.341.000
402	01	01	00	Alimentos y bebidas para personas	1.341.000	0	0	0	0	0	1.341.000
402	03	00	00	Textiles y vestuarios	309.000	0	0	0	0	0	309.000
402	03	02	00	Prendas de vestir	309.000	0	0	0	0	0	309.000
402	04	00	00	Productos de cuero y caucho	107.380	0	0	0	0	0	107.380
402	04	03	00	Cauchos y tripas para vehículos	107.380	0	0	0	0	0	107.380
402	05	00	00	Productos de papel, cartón e impresos	808.474	0	0	0	0	0	808.474
402	05	01	00	Pulpa de madera, papel y cartón	66.873	0	0	0	0	0	66.873
402	05	03	00	Productos de papel y cartón para oficina	680.900	0	0	0	0	0	680.900
402	05	04	00	Libros, revistas y periódicos	29.211	0	0	0	0	0	29.211
402	05	06	00	Productos de papel y cartón para computación	31.490	0	0	0	0	0	31.490
402	06	00	00	Productos químicos y derivados	1.846.622	0	0	0	0	0	1.846.622
402	06	03	00	Tintas, pinturas y colorantes	271.900	0	0	0	0	0	271.900
402	06	06	00	Combustibles y lubricantes	1.487.722	0	0	0	0	0	1.487.722
402	06	08	00	Productos plásticos	87.000	0	0	0	0	0	87.000
402	08	00	00	Productos metálicos	809.787	0	0	0	0	0	809.787
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	91.750	0	0	0	0	0	91.750
402	08	09	00	Repuestos y accesorios para equipos de transporte	113.250	0	0	0	0	0	113.250
402	08	10	00	Repuestos y accesorios para otros equipos	604.787	0	0	0	0	0	604.787
402	10	00	00	Productos varios y útiles diversos	2.434.650	0	0	0	0	0	2.434.650
402	10	01	00	Artículos de deporte, recreación y juguetes	15.000	0	0	0	0	0	15.000
402	10	02	00	Materiales y útiles de limpieza y aseo	569.260	0	0	0	0	0	569.260

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087006 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DE LA ARMADA Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE ARMADA.

UNIDAD DE MEDIDA: INSUMO **META:** 12

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DE LA ARMADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	14.500	0	0	0	0	0	14.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	600.500	0	0	0	0	0	600.500
402	10	06	00	Condecoraciones, ofrendas y similares	280.000	0	0	0	0	0	280.000
402	10	07	00	Productos de seguridad en el trabajo	4.500	0	0	0	0	0	4.500
402	10	08	00	Materiales para equipos de computación	602.800	0	0	0	0	0	602.800
402	10	11	00	Materiales eléctricos	155.390	0	0	0	0	0	155.390
402	10	12	00	Materiales para instalaciones sanitarias	42.700	0	0	0	0	0	42.700
402	10	13	00	Materiales fotográficos	150.000	0	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**29.951.532**	**0**	**0**	**0**	**0**	**0**	**29.951.532**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.917.520	0	0	0	0	0	1.917.520
403	07	02	00	Imprenta y reproducción	1.310.000	0	0	0	0	0	1.310.000
403	07	04	00	Avisos	607.520	0	0	0	0	0	607.520
403	09	00	00	Viáticos y pasajes	22.693.027	0	0	0	0	0	22.693.027
403	09	01	00	Viáticos y pasajes dentro del país	7.631.941	0	0	0	0	0	7.631.941
403	09	02	00	Viáticos y pasajes fuera del país	15.061.086	0	0	0	0	0	15.061.086
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.151.200	0	0	0	0	0	1.151.200
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	457.000	0	0	0	0	0	457.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	694.200	0	0	0	0	0	694.200
403	12	00	00	Conservación y reparaciones menores de obras	1.248.100	0	0	0	0	0	1.248.100
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.248.100	0	0	0	0	0	1.248.100
403	18	00	00	Impuestos indirectos	1.640.935	0	0	0	0	0	1.640.935
403	18	01	00	Impuesto al valor agregado	1.640.935	0	0	0	0	0	1.640.935

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087006 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DE LA ARMADA Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE ARMADA.

UNIDAD DE MEDIDA: INSUMO **META:** 12

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DE LA ARMADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	1.300.750	0	0	0	0	0	1.300.750
403	99	01	00	Otros servicios no personales	1.300.750	0	0	0	0	0	1.300.750
				Totales	**37.608.445**	**0**	**0**	**0**	**0**	**0**	**37.608.445**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087007 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DE LA AVIACIÓN Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE AVIACIÓN.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 200

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DE LA AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.491.700**	**0**	**0**	**0**	**0**	**0**	**5.491.700**
402	01	00	00	Productos alimenticios y agropecuarios	838.000	0	0	0	0	0	838.000
402	01	01	00	Alimentos y bebidas para personas	834.000	0	0	0	0	0	834.000
402	01	02	00	Alimentos para animales	4.000	0	0	0	0	0	4.000
402	03	00	00	Textiles y vestuarios	178.000	0	0	0	0	0	178.000
402	03	02	00	Prendas de vestir	173.000	0	0	0	0	0	173.000
402	03	03	00	Calzados	5.000	0	0	0	0	0	5.000
402	04	00	00	Productos de cuero y caucho	210.000	0	0	0	0	0	210.000
402	04	03	00	Cauchos y tripas para vehículos	210.000	0	0	0	0	0	210.000
402	05	00	00	Productos de papel, cartón e impresos	1.255.000	0	0	0	0	0	1.255.000
402	05	01	00	Pulpa de madera, papel y cartón	166.000	0	0	0	0	0	166.000
402	05	02	00	Envases y cajas de papel y cartón	103.000	0	0	0	0	0	103.000
402	05	03	00	Productos de papel y cartón para oficina	507.000	0	0	0	0	0	507.000
402	05	04	00	Libros, revistas y periódicos	82.000	0	0	0	0	0	82.000
402	05	05	00	Material de enseñanza	8.000	0	0	0	0	0	8.000
402	05	06	00	Productos de papel y cartón para computación	131.000	0	0	0	0	0	131.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	258.000	0	0	0	0	0	258.000
402	06	00	00	Productos químicos y derivados	623.200	0	0	0	0	0	623.200
402	06	03	00	Tintas, pinturas y colorantes	439.000	0	0	0	0	0	439.000
402	06	04	00	Productos farmacéuticos y medicamentos	36.000	0	0	0	0	0	36.000
402	06	06	00	Combustibles y lubricantes	77.200	0	0	0	0	0	77.200
402	06	08	00	Productos plásticos	71.000	0	0	0	0	0	71.000
402	07	00	00	Productos minerales no metálicos	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087007 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DE LA AVIACIÓN Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE AVIACIÓN.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 200

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DE LA AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	04	00	Cemento, cal y yeso	10.000	0	0	0	0	0	10.000
402	08	00	00	Productos metálicos	554.000	0	0	0	0	0	554.000
402	08	02	00	Productos de metales no ferrosos	41.000	0	0	0	0	0	41.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	142.000	0	0	0	0	0	142.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	341.000	0	0	0	0	0	341.000
402	08	10	00	Repuestos y accesorios para otros equipos	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	1.823.500	0	0	0	0	0	1.823.500
402	10	01	00	Artículos de deporte, recreación y juguetes	229.500	0	0	0	0	0	229.500
402	10	02	00	Materiales y útiles de limpieza y aseo	308.000	0	0	0	0	0	308.000
402	10	03	00	Utensilios de cocina y comedor	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	322.000	0	0	0	0	0	322.000
402	10	06	00	Condecoraciones, ofrendas y similares	272.000	0	0	0	0	0	272.000
402	10	07	00	Productos de seguridad en el trabajo	36.000	0	0	0	0	0	36.000
402	10	08	00	Materiales para equipos de computación	391.000	0	0	0	0	0	391.000
402	10	11	00	Materiales eléctricos	170.000	0	0	0	0	0	170.000
402	10	12	00	Materiales para instalaciones sanitarias	77.000	0	0	0	0	0	77.000
402	10	13	00	Materiales fotográficos	8.000	0	0	0	0	0	8.000
403	**00**	**00**	**00**	**Servicios no personales**	**9.091.300**	**0**	**0**	**0**	**0**	**0**	**9.091.300**
403	02	00	00	Alquileres de maquinaria y equipos	39.000	0	0	0	0	0	39.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	39.000	0	0	0	0	0	39.000
403	03	00	00	Derechos sobre bienes intangibles	5.000	0	0	0	0	0	5.000
403	03	03	00	Paquetes y programas de computación	5.000	0	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	148.000	0	0	0	0	0	148.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087007 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DE LA AVIACIÓN Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE AVIACIÓN.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 200

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DE LA AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	01	00	Publicidad y propaganda	47.000	0	0	0	0	0	47.000
403	07	02	00	Imprenta y reproducción	54.000	0	0	0	0	0	54.000
403	07	04	00	Avisos	47.000	0	0	0	0	0	47.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.432	0	0	0	0	0	1.432
403	08	02	00	Comisiones y gastos bancarios	1.432	0	0	0	0	0	1.432
403	09	00	00	Viáticos y pasajes	6.477.840	0	0	0	0	0	6.477.840
403	09	01	00	Viáticos y pasajes dentro del país	1.905.060	0	0	0	0	0	1.905.060
403	09	02	00	Viáticos y pasajes fuera del país	4.572.780	0	0	0	0	0	4.572.780
403	10	00	00	Servicios profesionales y técnicos	65.000	0	0	0	0	0	65.000
403	10	01	00	Servicios jurídicos	34.000	0	0	0	0	0	34.000
403	10	07	00	Servicios de capacitación y adiestramiento	31.000	0	0	0	0	0	31.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	978.000	0	0	0	0	0	978.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	45.000	0	0	0	0	0	45.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	402.000	0	0	0	0	0	402.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	15.000	0	0	0	0	0	15.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	390.000	0	0	0	0	0	390.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	126.000	0	0	0	0	0	126.000
403	12	00	00	Conservación y reparaciones menores de obras	188.000	0	0	0	0	0	188.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	188.000	0	0	0	0	0	188.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	285.700	0	0	0	0	0	285.700
403	16	01	00	Servicios de diversión, esparcimiento y culturales	285.700	0	0	0	0	0	285.700
403	18	00	00	Impuestos indirectos	903.328	0	0	0	0	0	903.328

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087007 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DE LA AVIACIÓN Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE AVIACIÓN.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 200

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DE LA AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	903.328	0	0	0	0	0	903.328
404	**00**	**00**	**00**	**Activos reales**	**417.000**	**0**	**0**	**0**	**0**	**0**	**417.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	42.000	0	0	0	0	0	42.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	42.000	0	0	0	0	0	42.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	05	01	00	Equipos de telecomunicaciones	20.000	0	0	0	0	0	20.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	38.000	0	0	0	0	0	38.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	38.000	0	0	0	0	0	38.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	317.000	0	0	0	0	0	317.000
404	09	01	00	Mobiliario y equipos de oficina	114.000	0	0	0	0	0	114.000
404	09	02	00	Equipos de computación	173.000	0	0	0	0	0	173.000
404	09	03	00	Mobiliario y equipos de alojamiento	30.000	0	0	0	0	0	30.000
				Totales	**15.000.000**	**0**	**0**	**0**	**0**	**0**	**15.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087008 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DE LA GUARDIA NACIONAL BOLIVARIANA Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE GNB.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 20

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DE LA GNB

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.355.050**	**0**	**0**	**0**	**0**	**0**	**10.355.050**
402	01	00	00	Productos alimenticios y agropecuarios	2.459.080	0	0	0	0	0	2.459.080
402	01	01	00	Alimentos y bebidas para personas	2.459.080	0	0	0	0	0	2.459.080
402	04	00	00	Productos de cuero y caucho	964.466	0	0	0	0	0	964.466
402	04	03	00	Cauchos y tripas para vehículos	964.466	0	0	0	0	0	964.466
402	05	00	00	Productos de papel, cartón e impresos	1.245.578	0	0	0	0	0	1.245.578
402	05	03	00	Productos de papel y cartón para oficina	1.197.100	0	0	0	0	0	1.197.100
402	05	04	00	Libros, revistas y periódicos	48.478	0	0	0	0	0	48.478
402	06	00	00	Productos químicos y derivados	2.328.029	0	0	0	0	0	2.328.029
402	06	03	00	Tintas, pinturas y colorantes	388.289	0	0	0	0	0	388.289
402	06	06	00	Combustibles y lubricantes	1.939.740	0	0	0	0	0	1.939.740
402	08	00	00	Productos metálicos	230.865	0	0	0	0	0	230.865
402	08	09	00	Repuestos y accesorios para equipos de transporte	230.865	0	0	0	0	0	230.865
402	10	00	00	Productos varios y útiles diversos	3.127.032	0	0	0	0	0	3.127.032
402	10	02	00	Materiales y útiles de limpieza y aseo	1.275.200	0	0	0	0	0	1.275.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	663.600	0	0	0	0	0	663.600
402	10	06	00	Condecoraciones, ofrendas y similares	385.924	0	0	0	0	0	385.924
402	10	08	00	Materiales para equipos de computación	635.530	0	0	0	0	0	635.530
402	10	11	00	Materiales eléctricos	166.778	0	0	0	0	0	166.778
403	**00**	**00**	**00**	**Servicios no personales**	**14.644.950**	**0**	**0**	**0**	**0**	**0**	**14.644.950**
403	01	00	00	Alquileres de inmuebles	17.950	0	0	0	0	0	17.950
403	01	01	00	Alquileres de edificios y locales	17.950	0	0	0	0	0	17.950
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	850	0	0	0	0	0	850

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087008 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DE LA GUARDIA NACIONAL BOLIVARIANA Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE GNB.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 20

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DE LA GNB

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	02	00	Comisiones y gastos bancarios	850	0	0	0	0	0	850
403	09	00	00	Viáticos y pasajes	7.523.964	0	0	0	0	0	7.523.964
403	09	01	00	Viáticos y pasajes dentro del país	5.344.800	0	0	0	0	0	5.344.800
403	09	02	00	Viáticos y pasajes fuera del país	2.179.164	0	0	0	0	0	2.179.164
403	10	00	00	Servicios profesionales y técnicos	777.420	0	0	0	0	0	777.420
403	10	07	00	Servicios de capacitación y adiestramiento	277.420	0	0	0	0	0	277.420
403	10	09	00	Servicios de lavandería y tintorería	500.000	0	0	0	0	0	500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.753.334	0	0	0	0	0	2.753.334
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.595.784	0	0	0	0	0	1.595.784
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.157.550	0	0	0	0	0	1.157.550
403	12	00	00	Conservación y reparaciones menores de obras	1.369.832	0	0	0	0	0	1.369.832
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.369.832	0	0	0	0	0	1.369.832
403	18	00	00	Impuestos indirectos	2.201.600	0	0	0	0	0	2.201.600
403	18	01	00	Impuesto al valor agregado	2.201.600	0	0	0	0	0	2.201.600
				Totales	**25.000.000**	**0**	**0**	**0**	**0**	**0**	**25.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087009 DESARROLLAR PROCESOS DE CONSCRIPCIÓN Y ALISTAMIENTO MILITAR, A FIN DE GARANTIZAR LOS CONTINGENTES ORDINARIOS DE REEMPLAZOS EN LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 85.471

RESPONSABLE/EJECUTOR: SECRETARÍA PERMANENTE DE CONSCRIPCIÓN Y ALISTAMIENTO MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**2.497.713**	**0**	**0**	**0**	**0**	**0**	**2.497.713**
402	01	00	00	Productos alimenticios y agropecuarios	196.665	0	0	0	0	0	196.665
402	01	01	00	Alimentos y bebidas para personas	196.665	0	0	0	0	0	196.665
402	02	00	00	Productos de minas, canteras y yacimientos	57.000	0	0	0	0	0	57.000
402	02	05	00	Piedra, arcilla, arena y tierra	57.000	0	0	0	0	0	57.000
402	03	00	00	Textiles y vestuarios	129.542	0	0	0	0	0	129.542
402	03	01	00	Textiles	129.542	0	0	0	0	0	129.542
402	04	00	00	Productos de cuero y caucho	55.000	0	0	0	0	0	55.000
402	04	03	00	Cauchos y tripas para vehículos	55.000	0	0	0	0	0	55.000
402	05	00	00	Productos de papel, cartón e impresos	686.030	0	0	0	0	0	686.030
402	05	01	00	Pulpa de madera, papel y cartón	153.750	0	0	0	0	0	153.750
402	05	03	00	Productos de papel y cartón para oficina	173.300	0	0	0	0	0	173.300
402	05	06	00	Productos de papel y cartón para computación	159.080	0	0	0	0	0	159.080
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	199.900	0	0	0	0	0	199.900
402	06	00	00	Productos químicos y derivados	146.516	0	0	0	0	0	146.516
402	06	03	00	Tintas, pinturas y colorantes	136.900	0	0	0	0	0	136.900
402	06	06	00	Combustibles y lubricantes	9.616	0	0	0	0	0	9.616
402	07	00	00	Productos minerales no metálicos	147.000	0	0	0	0	0	147.000
402	07	03	00	Productos de arcilla para construcción	73.480	0	0	0	0	0	73.480
402	07	04	00	Cemento, cal y yeso	73.520	0	0	0	0	0	73.520
402	08	00	00	Productos metálicos	107.800	0	0	0	0	0	107.800
402	08	09	00	Repuestos y accesorios para equipos de transporte	107.800	0	0	0	0	0	107.800
402	10	00	00	Productos varios y útiles diversos	972.160	0	0	0	0	0	972.160

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117325 080087000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES CORRESPONDIENTES AL SOPORTE DE LOS SERVICIOS E INFRAESTRUCTURA, CON LA FINALIDAD DE OPTIMIZAR EL FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 86.881

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080087009 DESARROLLAR PROCESOS DE CONSCRIPCIÓN Y ALISTAMIENTO MILITAR, A FIN DE GARANTIZAR LOS CONTINGENTES ORDINARIOS DE REEMPLAZOS EN LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SERVICIO **META:** 85.471

RESPONSABLE/EJECUTOR: SECRETARÍA PERMANENTE DE CONSCRIPCIÓN Y ALISTAMIENTO MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	199.080	0	0	0	0	0	199.080
402	10	03	00	Utensilios de cocina y comedor	147.570	0	0	0	0	0	147.570
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	200.460	0	0	0	0	0	200.460
402	10	08	00	Materiales para equipos de computación	199.400	0	0	0	0	0	199.400
402	10	11	00	Materiales eléctricos	134.100	0	0	0	0	0	134.100
402	10	12	00	Materiales para instalaciones sanitarias	91.550	0	0	0	0	0	91.550
403	**00**	**00**	**00**	**Servicios no personales**	**1.502.287**	**0**	**0**	**0**	**0**	**0**	**1.502.287**
403	06	00	00	Servicios de transporte y almacenaje	131.325	0	0	0	0	0	131.325
403	06	01	00	Fletes y embalajes	131.325	0	0	0	0	0	131.325
403	07	00	00	Servicios de información, impresión y relaciones públicas	398.730	0	0	0	0	0	398.730
403	07	01	00	Publicidad y propaganda	199.800	0	0	0	0	0	199.800
403	07	02	00	Imprenta y reproducción	198.930	0	0	0	0	0	198.930
403	09	00	00	Viáticos y pasajes	187.299	0	0	0	0	0	187.299
403	09	01	00	Viáticos y pasajes dentro del país	187.299	0	0	0	0	0	187.299
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	397.500	0	0	0	0	0	397.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	198.600	0	0	0	0	0	198.600
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	198.900	0	0	0	0	0	198.900
403	18	00	00	Impuestos indirectos	387.433	0	0	0	0	0	387.433
403	18	01	00	Impuesto al valor agregado	387.433	0	0	0	0	0	387.433
				Totales	**4.000.000**	**0**	**0**	**0**	**0**	**0**	**4.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118703 080088000 DISEÑO DEL SISTEMA DE PLANIFICACIÓN ADMINISTRATIVO

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA INTEGRAL QUE LOGRE LA AUTOMATIZACIÓN DE LA PLANIFICACIÓN ADMINISTRATIVA DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA Y SIRVA DE APOYO A LA TOMA DE DECISIONES.

UNIDAD DE MEDIDA: MÓDULO **META:** 3

RESPONSABLE/EJECUTOR: PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**125.000**	**0**	**0**	**0**	**0**	**0**	**125.000**
402	01	00	00	Productos alimenticios y agropecuarios	12.000	0	0	0	0	0	12.000
402	01	01	00	Alimentos y bebidas para personas	12.000	0	0	0	0	0	12.000
402	05	00	00	Productos de papel, cartón e impresos	70.000	0	0	0	0	0	70.000
402	05	01	00	Pulpa de madera, papel y cartón	35.000	0	0	0	0	0	35.000
402	05	03	00	Productos de papel y cartón para oficina	35.000	0	0	0	0	0	35.000
402	10	00	00	Productos varios y útiles diversos	43.000	0	0	0	0	0	43.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	23.000	0	0	0	0	0	23.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**265.000**	**0**	**0**	**0**	**0**	**0**	**265.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	44.000	0	0	0	0	0	44.000
403	07	02	00	Imprenta y reproducción	44.000	0	0	0	0	0	44.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	88.000	0	0	0	0	0	88.000
403	10	03	00	Servicios de procesamiento de datos	88.000	0	0	0	0	0	88.000
403	18	00	00	Impuestos indirectos	33.000	0	0	0	0	0	33.000
403	18	01	00	Impuesto al valor agregado	33.000	0	0	0	0	0	33.000
404	**00**	**00**	**00**	**Activos reales**	**110.000**	**0**	**0**	**0**	**0**	**0**	**110.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	110.000	0	0	0	0	0	110.000
404	09	02	00	Equipos de computación	110.000	0	0	0	0	0	110.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118703 080088000 DISEÑO DEL SISTEMA DE PLANIFICACIÓN ADMINISTRATIVO

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA INTEGRAL QUE LOGRE LA AUTOMATIZACIÓN DE LA PLANIFICACIÓN ADMINISTRATIVA DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA Y SIRVA DE APOYO A LA TOMA DE DECISIONES.

UNIDAD DE MEDIDA: MÓDULO

META: 3

RESPONSABLE/EJECUTOR: PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118703 080088000 DISEÑO DEL SISTEMA DE PLANIFICACIÓN ADMINISTRATIVO

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA INTEGRAL QUE LOGRE LA AUTOMATIZACIÓN DE LA PLANIFICACIÓN ADMINISTRATIVA DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA Y SIRVA DE APOYO A LA TOMA DE DECISIONES.

UNIDAD DE MEDIDA: MÓDULO **META:** 3

RESPONSABLE/EJECUTOR: PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080088001 SISTEMA DE PLANIFICACIÓN AUTOMATIZADO

UNIDAD DE MEDIDA: MÓDULO **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**125.000**	**0**	**0**	**0**	**0**	**0**	**125.000**
402	01	00	00	Productos alimenticios y agropecuarios	12.000	0	0	0	0	0	12.000
402	01	01	00	Alimentos y bebidas para personas	12.000	0	0	0	0	0	12.000
402	05	00	00	Productos de papel, cartón e impresos	70.000	0	0	0	0	0	70.000
402	05	01	00	Pulpa de madera, papel y cartón	35.000	0	0	0	0	0	35.000
402	05	03	00	Productos de papel y cartón para oficina	35.000	0	0	0	0	0	35.000
402	10	00	00	Productos varios y útiles diversos	43.000	0	0	0	0	0	43.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	23.000	0	0	0	0	0	23.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**265.000**	**0**	**0**	**0**	**0**	**0**	**265.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	44.000	0	0	0	0	0	44.000
403	07	02	00	Imprenta y reproducción	44.000	0	0	0	0	0	44.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	88.000	0	0	0	0	0	88.000
403	10	03	00	Servicios de procesamiento de datos	88.000	0	0	0	0	0	88.000
403	18	00	00	Impuestos indirectos	33.000	0	0	0	0	0	33.000
403	18	01	00	Impuesto al valor agregado	33.000	0	0	0	0	0	33.000
404	**00**	**00**	**00**	**Activos reales**	**110.000**	**0**	**0**	**0**	**0**	**0**	**110.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	110.000	0	0	0	0	0	110.000
404	09	02	00	Equipos de computación	110.000	0	0	0	0	0	110.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118888 080089000 REGIONES ESTRATÉGICAS DE DEFENSA INTEGRAL

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES MILITARES ESPECÍFICAS, CONJUNTAS Y COMBINADAS DE ESTABILIDAD Y APOYO ARTICULADAS CON LAS OPERACIONES CÍVICO-MILITARES, QUE GARANTICEN LA SEGURIDAD Y DEFENSA DE LA NACIÓN Y LA PARTICIPACIÓN ACTIVA EN EL DESARROLLO NACIONAL.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.190

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**477.678**	**0**	**0**	**0**	**0**	**0**	**477.678**
402	01	00	00	Productos alimenticios y agropecuarios	120.000	0	0	0	0	0	120.000
402	01	01	00	Alimentos y bebidas para personas	120.000	0	0	0	0	0	120.000
402	05	00	00	Productos de papel, cartón e impresos	150.000	0	0	0	0	0	150.000
402	05	03	00	Productos de papel y cartón para oficina	150.000	0	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	207.678	0	0	0	0	0	207.678
402	10	08	00	Materiales para equipos de computación	207.678	0	0	0	0	0	207.678
403	**00**	**00**	**00**	**Servicios no personales**	**592.322**	**0**	**0**	**0**	**0**	**0**	**592.322**
403	09	00	00	Viáticos y pasajes	221.401	0	0	0	0	0	221.401
403	09	01	00	Viáticos y pasajes dentro del país	221.401	0	0	0	0	0	221.401
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	280.000	0	0	0	0	0	280.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	280.000	0	0	0	0	0	280.000
403	18	00	00	Impuestos indirectos	90.921	0	0	0	0	0	90.921
403	18	01	00	Impuesto al valor agregado	90.921	0	0	0	0	0	90.921
				Totales	**1.070.000**	**0**	**0**	**0**	**0**	**0**	**1.070.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118888 080089000 REGIONES ESTRATÉGICAS DE DEFENSA INTEGRAL

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES MILITARES ESPECÍFICAS, CONJUNTAS Y COMBINADAS DE ESTABILIDAD Y APOYO ARTICULADAS CON LAS OPERACIONES CÍVICO-MILITARES, QUE GARANTICEN LA SEGURIDAD Y DEFENSA DE LA NACIÓN Y LA PARTICIPACIÓN ACTIVA EN EL DESARROLLO NACIONAL.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.190

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118888 080089000 REGIONES ESTRATÉGICAS DE DEFENSA INTEGRAL

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES MILITARES ESPECÍFICAS, CONJUNTAS Y COMBINADAS DE ESTABILIDAD Y APOYO ARTICULADAS CON LAS OPERACIONES CÍVICO-MILITARES, QUE GARANTICEN LA SEGURIDAD Y DEFENSA DE LA NACIÓN Y LA PARTICIPACIÓN ACTIVA EN EL DESARROLLO NACIONAL.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.190

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080089001 PLANIFICAR OPERACIONES MILITARES TERRESTRES, AÉREAS, NAVALES Y DE COOPERACIÓN EN EL MANTENIMIENTO DEL ORDEN INTERNO; ASÍ COMO EN LAS ÁREAS FRONTERIZAS EN TIEMPO DE PAZ Y DE CONTINGENCIA NACIONAL.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 312

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**477.678**	**0**	**0**	**0**	**0**	**0**	**477.678**
402	01	00	00	Productos alimenticios y agropecuarios	120.000	0	0	0	0	0	120.000
402	01	01	00	Alimentos y bebidas para personas	120.000	0	0	0	0	0	120.000
402	05	00	00	Productos de papel, cartón e impresos	150.000	0	0	0	0	0	150.000
402	05	03	00	Productos de papel y cartón para oficina	150.000	0	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	207.678	0	0	0	0	0	207.678
402	10	08	00	Materiales para equipos de computación	207.678	0	0	0	0	0	207.678
403	**00**	**00**	**00**	**Servicios no personales**	**592.322**	**0**	**0**	**0**	**0**	**0**	**592.322**
403	09	00	00	Viáticos y pasajes	221.401	0	0	0	0	0	221.401
403	09	01	00	Viáticos y pasajes dentro del país	221.401	0	0	0	0	0	221.401
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	280.000	0	0	0	0	0	280.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	280.000	0	0	0	0	0	280.000
403	18	00	00	Impuestos indirectos	90.921	0	0	0	0	0	90.921
403	18	01	00	Impuesto al valor agregado	90.921	0	0	0	0	0	90.921
				Totales	**1.070.000**	**0**	**0**	**0**	**0**	**0**	**1.070.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.273.216.562**	**0**	**0**	**2.190.296.441**	**0**	**0**	**6.463.513.003**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.256.608.191	0	0	1.036.571.661	0	0	2.293.179.852
401	01	20	00	Sueldo del personal militar profesional	908.304.463	0	0	862.419.797	0	0	1.770.724.260
401	01	21	00	Sueldo o ración del personal militar no profesional	339.903.728	0	0	169.951.864	0	0	509.855.592
401	01	30	00	Retribución al personal de reserva	8.400.000	0	0	4.200.000	0	0	12.600.000
401	03	00	00	Primas	636.094.380	0	0	318.047.190	0	0	954.141.570
401	03	26	00	Primas por hijos al personal militar	79.000.000	0	0	39.500.000	0	0	118.500.000
401	03	27	00	Primas de profesionalización al personal militar	45.048.880	0	0	22.524.440	0	0	67.573.320
401	03	28	00	Primas por antigüedad al personal militar	143.623.424	0	0	71.811.712	0	0	215.435.136
401	03	29	00	Primas por potencial de ascenso al personal militar	1.216.320	0	0	608.160	0	0	1.824.480
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	182.584.616	0	0	91.292.308	0	0	273.876.924
401	03	99	00	Otras primas al personal militar	184.621.140	0	0	92.310.570	0	0	276.931.710
401	04	00	00	Complementos de sueldos y salarios	1.532.606.684	0	0	766.303.342	0	0	2.298.910.026
401	04	32	00	Complemento al personal militar por gastos de alimentación	432.793.800	0	0	216.396.900	0	0	649.190.700
401	04	33	00	Complemento al personal militar por gastos de transporte	192.000.000	0	0	96.000.000	0	0	288.000.000
401	04	34	00	Complemento al personal militar en el exterior	140.000.000	0	0	70.000.000	0	0	210.000.000
401	04	35	00	Bono compensatorio de alimentación al personal militar	721.990.940	0	0	360.995.470	0	0	1.082.986.410
401	04	99	00	Otros complementos al personal militar	45.821.944	0	0	22.910.972	0	0	68.732.916
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	709.158.810	0	0	0	0	0	709.158.810
401	05	10	00	Bono vacacional al personal militar	709.158.810	0	0	0	0	0	709.158.810
401	06	00	00	Aportes patronales y legales	34.097.476	0	0	17.048.738	0	0	51.146.214
401	06	19	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal militar	34.097.476	0	0	17.048.738	0	0	51.146.214
401	07	00	00	Asistencia socio-económica	94.571.021	0	0	47.285.510	0	0	141.856.531
401	07	40	00	Aporte patronal a caja de ahorro por personal militar	94.571.021	0	0	47.285.510	0	0	141.856.531
401	98	00	00	Otros gastos del personal militar	10.080.000	0	0	5.040.000	0	0	15.120.000
401	98	01	00	Otros gastos del personal militar	10.080.000	0	0	5.040.000	0	0	15.120.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**206.378.671**	**0**	**0**	**0**	**0**	**0**	**206.378.671**
402	01	00	00	Productos alimenticios y agropecuarios	19.133.377	0	0	0	0	0	19.133.377
402	01	01	00	Alimentos y bebidas para personas	18.934.129	0	0	0	0	0	18.934.129

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	02	00	Alimentos para animales	199.248	0	0	0	0	0	199.248
402	02	00	00	Productos de minas, canteras y yacimientos	2.011.000	0	0	0	0	0	2.011.000
402	02	02	00	Petróleo crudo y gas natural	12.000	0	0	0	0	0	12.000
402	02	05	00	Piedra, arcilla, arena y tierra	1.967.000	0	0	0	0	0	1.967.000
402	02	07	00	Sal para uso industrial	32.000	0	0	0	0	0	32.000
402	03	00	00	Textiles y vestuarios	1.294.000	0	0	0	0	0	1.294.000
402	03	01	00	Textiles	254.000	0	0	0	0	0	254.000
402	03	02	00	Prendas de vestir	995.000	0	0	0	0	0	995.000
402	03	03	00	Calzados	45.000	0	0	0	0	0	45.000
402	04	00	00	Productos de cuero y caucho	19.634.914	0	0	0	0	0	19.634.914
402	04	02	00	Productos de cuero y sucedáneos del cuero	42.000	0	0	0	0	0	42.000
402	04	03	00	Cauchos y tripas para vehículos	19.592.914	0	0	0	0	0	19.592.914
402	05	00	00	Productos de papel, cartón e impresos	37.485.894	0	0	0	0	0	37.485.894
402	05	01	00	Pulpa de madera, papel y cartón	4.605.590	0	0	0	0	0	4.605.590
402	05	02	00	Envases y cajas de papel y cartón	1.004.850	0	0	0	0	0	1.004.850
402	05	03	00	Productos de papel y cartón para oficina	23.789.452	0	0	0	0	0	23.789.452
402	05	04	00	Libros, revistas y periódicos	272.493	0	0	0	0	0	272.493
402	05	05	00	Material de enseñanza	61.000	0	0	0	0	0	61.000
402	05	06	00	Productos de papel y cartón para computación	1.042.155	0	0	0	0	0	1.042.155
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.699.454	0	0	0	0	0	6.699.454
402	05	99	00	Otros productos de pulpa, papel y cartón	10.900	0	0	0	0	0	10.900
402	06	00	00	Productos químicos y derivados	30.177.789	0	0	0	0	0	30.177.789
402	06	01	00	Sustancias químicas y de uso industrial	501.000	0	0	0	0	0	501.000
402	06	02	00	Abonos, plaguicidas y otros	125.000	0	0	0	0	0	125.000
402	06	03	00	Tintas, pinturas y colorantes	14.804.650	0	0	0	0	0	14.804.650
402	06	04	00	Productos farmacéuticos y medicamentos	40.000	0	0	0	0	0	40.000
402	06	05	00	Productos de tocador	59.000	0	0	0	0	0	59.000
402	06	06	00	Combustibles y lubricantes	13.312.539	0	0	0	0	0	13.312.539
402	06	07	00	Productos diversos derivados del petróleo y del carbón	8.000	0	0	0	0	0	8.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	1.327.600	0	0	0	0	0	1.327.600
402	07	00	00	Productos minerales no metálicos	1.885.000	0	0	0	0	0	1.885.000
402	07	01	00	Productos de barro, loza y porcelana	11.000	0	0	0	0	0	11.000
402	07	02	00	Vidrios y productos de vidrio	34.000	0	0	0	0	0	34.000
402	07	03	00	Productos de arcilla para construcción	117.000	0	0	0	0	0	117.000
402	07	04	00	Cemento, cal y yeso	1.723.000	0	0	0	0	0	1.723.000
402	08	00	00	Productos metálicos	33.242.401	0	0	0	0	0	33.242.401
402	08	01	00	Productos primarios de hierro y acero	1.654.429	0	0	0	0	0	1.654.429
402	08	02	00	Productos de metales no ferrosos	28.000	0	0	0	0	0	28.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	11.929.452	0	0	0	0	0	11.929.452
402	08	04	00	Productos metálicos estructurales	20.000	0	0	0	0	0	20.000
402	08	05	00	Materiales de orden público, seguridad y defensa	8.000	0	0	0	0	0	8.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.641.632	0	0	0	0	0	15.641.632
402	08	10	00	Repuestos y accesorios para otros equipos	3.960.888	0	0	0	0	0	3.960.888
402	09	00	00	Productos de madera	179.500	0	0	0	0	0	179.500
402	09	01	00	Productos primarios de madera	97.500	0	0	0	0	0	97.500
402	09	02	00	Muebles y accesorios de madera para edificaciones	82.000	0	0	0	0	0	82.000
402	10	00	00	Productos varios y útiles diversos	61.334.796	0	0	0	0	0	61.334.796
402	10	01	00	Artículos de deporte, recreación y juguetes	1.182.795	0	0	0	0	0	1.182.795
402	10	02	00	Materiales y útiles de limpieza y aseo	21.202.843	0	0	0	0	0	21.202.843
402	10	03	00	Utensilios de cocina y comedor	701.000	0	0	0	0	0	701.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	37.000	0	0	0	0	0	37.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.182.231	0	0	0	0	0	4.182.231
402	10	06	00	Condecoraciones, ofrendas y similares	862.571	0	0	0	0	0	862.571
402	10	07	00	Productos de seguridad en el trabajo	1.768.000	0	0	0	0	0	1.768.000
402	10	08	00	Materiales para equipos de computación	13.251.304	0	0	0	0	0	13.251.304
402	10	11	00	Materiales eléctricos	9.273.600	0	0	0	0	0	9.273.600
402	10	12	00	Materiales para instalaciones sanitarias	7.836.452	0	0	0	0	0	7.836.452
402	10	13	00	Materiales fotográficos	80.000	0	0	0	0	0	80.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	957.000	0	0	0	0	0	957.000
403	**00**	**00**	**00**	**Servicios no personales**	**160.869.391**	**0**	**0**	**9.703.559**	**0**	**0**	**170.572.950**
403	03	00	00	Derechos sobre bienes intangibles	148.899	0	0	0	0	0	148.899
403	03	03	00	Paquetes y programas de computación	148.899	0	0	0	0	0	148.899
403	04	00	00	Servicios básicos	235.300	0	0	0	0	0	235.300
403	04	02	00	Gas	196.300	0	0	0	0	0	196.300
403	04	05	00	Servicio de comunicaciones	39.000	0	0	0	0	0	39.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	157.000	0	0	0	0	0	157.000
403	07	02	00	Imprenta y reproducción	157.000	0	0	0	0	0	157.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.142	0	0	0	0	0	2.142
403	08	02	00	Comisiones y gastos bancarios	2.142	0	0	0	0	0	2.142
403	09	00	00	Viáticos y pasajes	45.452.240	0	0	0	0	0	45.452.240
403	09	01	00	Viáticos y pasajes dentro del pais	45.282.660	0	0	0	0	0	45.282.660
403	09	02	00	Viáticos y pasajes fuera del país	169.580	0	0	0	0	0	169.580
403	10	00	00	Servicios profesionales y técnicos	685.200	0	0	0	0	0	685.200
403	10	01	00	Servicios jurídicos	20.000	0	0	0	0	0	20.000
403	10	03	00	Servicios de procesamiento de datos	415.000	0	0	0	0	0	415.000
403	10	07	00	Servicios de capacitación y adiestramiento	160.800	0	0	0	0	0	160.800
403	10	11	00	Servicios para la elaboración y suministro de comida	89.400	0	0	0	0	0	89.400
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	52.469.633	0	0	0	0	0	52.469.633
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.407.000	0	0	0	0	0	1.407.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	24.631.952	0	0	0	0	0	24.631.952
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	861.000	0	0	0	0	0	861.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	20.572.833	0	0	0	0	0	20.572.833
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	4.996.848	0	0	0	0	0	4.996.848
403	12	00	00	Conservación y reparaciones menores de obras	11.040.300	0	0	0	0	0	11.040.300
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	11.040.300	0	0	0	0	0	11.040.300
403	16	00	00	Servicios de diversión, esparcimiento y culturales	234.000	0	0	0	0	0	234.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	01	00	Servicios de diversión, esparcimiento y culturales	234.000	0	0	0	0	0	234.000
403	18	00	00	Impuestos indirectos	33.116.895	0	0	1.039.667	0	0	34.156.562
403	18	01	00	Impuesto al valor agregado	33.116.895	0	0	1.039.667	0	0	34.156.562
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	17.327.782	0	0	8.663.892	0	0	25.991.674
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	17.327.782	0	0	8.663.892	0	0	25.991.674
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**52.159.054**	**0**	**0**	**0**	**0**	**0**	**52.159.054**
406	01	00	00	Gastos de defensa y seguridad del Estado	52.159.054	0	0	0	0	0	52.159.054
406	01	01	00	Gastos de defensa y seguridad del Estado	52.159.054	0	0	0	0	0	52.159.054
				Totales	**4.692.623.678**	**0**	**0**	**2.200.000.000**	**0**	**0**	**6.892.623.678**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** **2013**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080090001 PLANIFICAR Y EJECUTAR OPERACIONES TERRESTRES.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.200

RESPONSABLE/EJECUTOR: COMPONENTE EJERCITO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**57.237.358**	**0**	**0**	**0**	**0**	**0**	**57.237.358**
402	01	00	00	Productos alimenticios y agropecuarios	270.000	0	0	0	0	0	270.000
402	01	01	00	Alimentos y bebidas para personas	270.000	0	0	0	0	0	270.000
402	04	00	00	Productos de cuero y caucho	10.415.000	0	0	0	0	0	10.415.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	30.000	0	0	0	0	0	30.000
402	04	03	00	Cauchos y tripas para vehículos	10.385.000	0	0	0	0	0	10.385.000
402	05	00	00	Productos de papel, cartón e impresos	8.250.000	0	0	0	0	0	8.250.000
402	05	03	00	Productos de papel y cartón para oficina	8.170.000	0	0	0	0	0	8.170.000
402	05	06	00	Productos de papel y cartón para computación	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	60.000	0	0	0	0	0	60.000
402	06	00	00	Productos químicos y derivados	12.795.000	0	0	0	0	0	12.795.000
402	06	01	00	Sustancias químicas y de uso industrial	10.000	0	0	0	0	0	10.000
402	06	02	00	Abonos, plaguicidas y otros	20.000	0	0	0	0	0	20.000
402	06	03	00	Tintas, pinturas y colorantes	7.390.000	0	0	0	0	0	7.390.000
402	06	06	00	Combustibles y lubricantes	5.375.000	0	0	0	0	0	5.375.000
402	08	00	00	Productos metálicos	9.402.358	0	0	0	0	0	9.402.358
402	08	02	00	Productos de metales no ferrosos	20.000	0	0	0	0	0	20.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	8.335.000	0	0	0	0	0	8.335.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.047.358	0	0	0	0	0	1.047.358
402	10	00	00	Productos varios y útiles diversos	16.105.000	0	0	0	0	0	16.105.000
402	10	02	00	Materiales y útiles de limpieza y aseo	6.015.000	0	0	0	0	0	6.015.000
402	10	11	00	Materiales eléctricos	4.895.000	0	0	0	0	0	4.895.000
402	10	12	00	Materiales para instalaciones sanitarias	5.195.000	0	0	0	0	0	5.195.000
403	**00**	**00**	**00**	**Servicios no personales**	**33.463.131**	**0**	**0**	**0**	**0**	**0**	**33.463.131**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 080090001 PLANIFICAR Y EJECUTAR OPERACIONES TERRESTRES.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.200

RESPONSABLE/EJECUTOR: COMPONENTE EJERCITO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	9.368.131	0	0	0	0	0	9.368.131
403	09	01	00	Viáticos y pasajes dentro del país	9.368.131	0	0	0	0	0	9.368.131
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	16.260.000	0	0	0	0	0	16.260.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.165.000	0	0	0	0	0	8.165.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	25.000	0	0	0	0	0	25.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	8.070.000	0	0	0	0	0	8.070.000
403	18	00	00	Impuestos indirectos	7.835.000	0	0	0	0	0	7.835.000
403	18	01	00	Impuesto al valor agregado	7.835.000	0	0	0	0	0	7.835.000
				Totales	**90.700.489**	**0**	**0**	**0**	**0**	**0**	**90.700.489**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080090002 PLANIFICAR Y EJECUTAR OPERACIONES NAVALES Y FLUVIALES.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 15

RESPONSABLE/EJECUTOR: COMPONENTE ARMADA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**43.194.933**	**0**	**0**	**0**	**0**	**0**	**43.194.933**
402	01	00	00	Productos alimenticios y agropecuarios	5.247.766	0	0	0	0	0	5.247.766
402	01	01	00	Alimentos y bebidas para personas	5.247.766	0	0	0	0	0	5.247.766
402	02	00	00	Productos de minas, canteras y yacimientos	745.000	0	0	0	0	0	745.000
402	02	05	00	Piedra, arcilla, arena y tierra	745.000	0	0	0	0	0	745.000
402	03	00	00	Textiles y vestuarios	500.000	0	0	0	0	0	500.000
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	0	500.000
402	04	00	00	Productos de cuero y caucho	2.075.000	0	0	0	0	0	2.075.000
402	04	03	00	Cauchos y tripas para vehículos	2.075.000	0	0	0	0	0	2.075.000
402	05	00	00	Productos de papel, cartón e impresos	6.764.833	0	0	0	0	0	6.764.833
402	05	01	00	Pulpa de madera, papel y cartón	1.412.000	0	0	0	0	0	1.412.000
402	05	02	00	Envases y cajas de papel y cartón	468.000	0	0	0	0	0	468.000
402	05	03	00	Productos de papel y cartón para oficina	3.335.000	0	0	0	0	0	3.335.000
402	05	04	00	Libros, revistas y periódicos	139.833	0	0	0	0	0	139.833
402	05	05	00	Material de enseñanza	10.000	0	0	0	0	0	10.000
402	05	06	00	Productos de papel y cartón para computación	490.000	0	0	0	0	0	490.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	910.000	0	0	0	0	0	910.000
402	06	00	00	Productos químicos y derivados	6.466.334	0	0	0	0	0	6.466.334
402	06	02	00	Abonos, plaguicidas y otros	70.000	0	0	0	0	0	70.000
402	06	03	00	Tintas, pinturas y colorantes	4.337.000	0	0	0	0	0	4.337.000
402	06	06	00	Combustibles y lubricantes	1.317.334	0	0	0	0	0	1.317.334
402	06	08	00	Productos plásticos	742.000	0	0	0	0	0	742.000
402	07	00	00	Productos minerales no metálicos	820.000	0	0	0	0	0	820.000
402	07	03	00	Productos de arcilla para construcción	80.000	0	0	0	0	0	80.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080090002 PLANIFICAR Y EJECUTAR OPERACIONES NAVALES Y FLUVIALES.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 15

RESPONSABLE/EJECUTOR: COMPONENTE ARMADA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	04	00	Cemento, cal y yeso	740.000	0	0	0	0	0	740.000
402	08	00	00	Productos metálicos	9.299.500	0	0	0	0	0	9.299.500
402	08	01	00	Productos primarios de hierro y acero	295.000	0	0	0	0	0	295.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.275.000	0	0	0	0	0	2.275.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.904.500	0	0	0	0	0	3.904.500
402	08	10	00	Repuestos y accesorios para otros equipos	2.825.000	0	0	0	0	0	2.825.000
402	09	00	00	Productos de madera	74.500	0	0	0	0	0	74.500
402	09	01	00	Productos primarios de madera	74.500	0	0	0	0	0	74.500
402	10	00	00	Productos varios y útiles diversos	11.202.000	0	0	0	0	0	11.202.000
402	10	01	00	Artículos de deporte, recreación y juguetes	340.000	0	0	0	0	0	340.000
402	10	02	00	Materiales y útiles de limpieza y aseo	3.878.000	0	0	0	0	0	3.878.000
402	10	03	00	Utensilios de cocina y comedor	300.000	0	0	0	0	0	300.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	420.000	0	0	0	0	0	420.000
402	10	06	00	Condecoraciones, ofrendas y similares	120.000	0	0	0	0	0	120.000
402	10	07	00	Productos de seguridad en el trabajo	1.107.000	0	0	0	0	0	1.107.000
402	10	08	00	Materiales para equipos de computación	1.965.000	0	0	0	0	0	1.965.000
402	10	11	00	Materiales eléctricos	1.980.000	0	0	0	0	0	1.980.000
402	10	12	00	Materiales para instalaciones sanitarias	1.092.000	0	0	0	0	0	1.092.000
403	**00**	**00**	**00**	**Servicios no personales**	**27.465.845**	**0**	**0**	**0**	**0**	**0**	**27.465.845**
403	04	00	00	Servicios básicos	115.000	0	0	0	0	0	115.000
403	04	02	00	Gas	80.000	0	0	0	0	0	80.000
403	04	05	00	Servicio de comunicaciones	35.000	0	0	0	0	0	35.000
403	09	00	00	Viáticos y pasajes	4.359.005	0	0	0	0	0	4.359.005
403	09	01	00	Viáticos y pasajes dentro del país	4.359.005	0	0	0	0	0	4.359.005

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080090002 PLANIFICAR Y EJECUTAR OPERACIONES NAVALES Y FLUVIALES.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 15

RESPONSABLE/EJECUTOR: COMPONENTE ARMADA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	315.000	0	0	0	0	0	315.000
403	10	03	00	Servicios de procesamiento de datos	315.000	0	0	0	0	0	315.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	15.036.000	0	0	0	0	0	15.036.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	715.000	0	0	0	0	0	715.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.129.000	0	0	0	0	0	5.129.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.767.000	0	0	0	0	0	5.767.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	3.425.000	0	0	0	0	0	3.425.000
403	12	00	00	Conservación y reparaciones menores de obras	2.434.000	0	0	0	0	0	2.434.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.434.000	0	0	0	0	0	2.434.000
403	18	00	00	Impuestos indirectos	5.206.840	0	0	0	0	0	5.206.840
403	18	01	00	Impuesto al valor agregado	5.206.840	0	0	0	0	0	5.206.840
				Totales	**70.660.778**	**0**	**0**	**0**	**0**	**0**	**70.660.778**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080090003 PLANIFICAR Y EJECUTAR OPERACIONES AÉREAS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 132

RESPONSABLE/EJECUTOR: COMPONENTE AVIACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**21.467.588**	**0**	**0**	**0**	**0**	**0**	**21.467.588**
402	01	00	00	Productos alimenticios y agropecuarios	1.727.000	0	0	0	0	0	1.727.000
402	01	01	00	Alimentos y bebidas para personas	1.727.000	0	0	0	0	0	1.727.000
402	02	00	00	Productos de minas, canteras y yacimientos	206.000	0	0	0	0	0	206.000
402	02	02	00	Petróleo crudo y gas natural	12.000	0	0	0	0	0	12.000
402	02	05	00	Piedra, arcilla, arena y tierra	162.000	0	0	0	0	0	162.000
402	02	07	00	Sal para uso industrial	32.000	0	0	0	0	0	32.000
402	03	00	00	Textiles y vestuarios	569.000	0	0	0	0	0	569.000
402	03	01	00	Textiles	164.000	0	0	0	0	0	164.000
402	03	02	00	Prendas de vestir	405.000	0	0	0	0	0	405.000
402	04	00	00	Productos de cuero y caucho	2.012.600	0	0	0	0	0	2.012.600
402	04	02	00	Productos de cuero y sucedáneos del cuero	12.000	0	0	0	0	0	12.000
402	04	03	00	Cauchos y tripas para vehículos	2.000.600	0	0	0	0	0	2.000.600
402	05	00	00	Productos de papel, cartón e impresos	2.869.300	0	0	0	0	0	2.869.300
402	05	01	00	Pulpa de madera, papel y cartón	694.000	0	0	0	0	0	694.000
402	05	02	00	Envases y cajas de papel y cartón	233.100	0	0	0	0	0	233.100
402	05	03	00	Productos de papel y cartón para oficina	1.046.700	0	0	0	0	0	1.046.700
402	05	04	00	Libros, revistas y periódicos	70.000	0	0	0	0	0	70.000
402	05	05	00	Material de enseñanza	39.000	0	0	0	0	0	39.000
402	05	06	00	Productos de papel y cartón para computación	324.000	0	0	0	0	0	324.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	451.600	0	0	0	0	0	451.600
402	05	99	00	Otros productos de pulpa, papel y cartón	10.900	0	0	0	0	0	10.900
402	06	00	00	Productos químicos y derivados	2.518.800	0	0	0	0	0	2.518.800
402	06	01	00	Sustancias químicas y de uso industrial	196.000	0	0	0	0	0	196.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080090003 PLANIFICAR Y EJECUTAR OPERACIONES AÉREAS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 132

RESPONSABLE/EJECUTOR: COMPONENTE AVIACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	02	00	Abonos, plaguicidas y otros	35.000	0	0	0	0	0	35.000
402	06	03	00	Tintas, pinturas y colorantes	1.223.400	0	0	0	0	0	1.223.400
402	06	04	00	Productos farmacéuticos y medicamentos	40.000	0	0	0	0	0	40.000
402	06	05	00	Productos de tocador	41.000	0	0	0	0	0	41.000
402	06	06	00	Combustibles y lubricantes	547.000	0	0	0	0	0	547.000
402	06	07	00	Productos diversos derivados del petróleo y del carbón	8.000	0	0	0	0	0	8.000
402	06	08	00	Productos plásticos	428.400	0	0	0	0	0	428.400
402	07	00	00	Productos minerales no metálicos	302.000	0	0	0	0	0	302.000
402	07	01	00	Productos de barro, loza y porcelana	11.000	0	0	0	0	0	11.000
402	07	02	00	Vidrios y productos de vidrio	31.000	0	0	0	0	0	31.000
402	07	03	00	Productos de arcilla para construcción	37.000	0	0	0	0	0	37.000
402	07	04	00	Cemento, cal y yeso	223.000	0	0	0	0	0	223.000
402	08	00	00	Productos metálicos	3.493.388	0	0	0	0	0	3.493.388
402	08	01	00	Productos primarios de hierro y acero	94.000	0	0	0	0	0	94.000
402	08	02	00	Productos de metales no ferrosos	8.000	0	0	0	0	0	8.000
402	08	03	00	Herramientas menores, cuchillería y articulos generales de ferretería	954.500	0	0	0	0	0	954.500
402	08	05	00	Materiales de orden público, seguridad y defensa	8.000	0	0	0	0	0	8.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.293.000	0	0	0	0	0	1.293.000
402	08	10	00	Repuestos y accesorios para otros equipos	1.135.888	0	0	0	0	0	1.135.888
402	09	00	00	Productos de madera	45.000	0	0	0	0	0	45.000
402	09	01	00	Productos primarios de madera	23.000	0	0	0	0	0	23.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	22.000	0	0	0	0	0	22.000
402	10	00	00	Productos varios y útiles diversos	7.724.500	0	0	0	0	0	7.724.500
402	10	01	00	Artículos de deporte, recreación y juguetes	469.000	0	0	0	0	0	469.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080090003 PLANIFICAR Y EJECUTAR OPERACIONES AÉREAS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 132

RESPONSABLE/EJECUTOR: COMPONENTE AVIACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	1.250.000	0	0	0	0	0	1.250.000
402	10	03	00	Utensilios de cocina y comedor	342.000	0	0	0	0	0	342.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	37.000	0	0	0	0	0	37.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	885.400	0	0	0	0	0	885.400
402	10	06	00	Condecoraciones, ofrendas y similares	460.000	0	0	0	0	0	460.000
402	10	07	00	Productos de seguridad en el trabajo	626.000	0	0	0	0	0	626.000
402	10	08	00	Materiales para equipos de computación	1.176.300	0	0	0	0	0	1.176.300
402	10	11	00	Materiales eléctricos	891.800	0	0	0	0	0	891.800
402	10	12	00	Materiales para instalaciones sanitarias	610.000	0	0	0	0	0	610.000
402	10	13	00	Materiales fotográficos	20.000	0	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	957.000	0	0	0	0	0	957.000
403	**00**	**00**	**00**	**Servicios no personales**	**26.795.875**	**0**	**0**	**0**	**0**	**0**	**26.795.875**
403	04	00	00	Servicios básicos	119.100	0	0	0	0	0	119.100
403	04	02	00	Gas	115.100	0	0	0	0	0	115.100
403	04	05	00	Servicio de comunicaciones	4.000	0	0	0	0	0	4.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	37.000	0	0	0	0	0	37.000
403	07	02	00	Imprenta y reproducción	37.000	0	0	0	0	0	37.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.596	0	0	0	0	0	1.596
403	08	02	00	Comisiones y gastos bancarios	1.596	0	0	0	0	0	1.596
403	09	00	00	Viáticos y pasajes	7.669.927	0	0	0	0	0	7.669.927
403	09	01	00	Viáticos y pasajes dentro del país	7.669.927	0	0	0	0	0	7.669.927
403	10	00	00	Servicios profesionales y técnicos	130.200	0	0	0	0	0	130.200
403	10	01	00	Servicios jurídicos	20.000	0	0	0	0	0	20.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.800	0	0	0	0	0	20.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080090003 PLANIFICAR Y EJECUTAR OPERACIONES AÉREAS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 132

RESPONSABLE/EJECUTOR: COMPONENTE AVIACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	89.400	0	0	0	0	0	89.400
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.592.048	0	0	0	0	0	7.592.048
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	542.000	0	0	0	0	0	542.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.865.300	0	0	0	0	0	2.865.300
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	141.000	0	0	0	0	0	141.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.501.900	0	0	0	0	0	2.501.900
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.541.848	0	0	0	0	0	1.541.848
403	12	00	00	Conservación y reparaciones menores de obras	6.916.300	0	0	0	0	0	6.916.300
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	6.916.300	0	0	0	0	0	6.916.300
403	16	00	00	Servicios de diversión, esparcimiento y culturales	144.000	0	0	0	0	0	144.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	144.000	0	0	0	0	0	144.000
403	18	00	00	Impuestos indirectos	4.185.704	0	0	0	0	0	4.185.704
403	18	01	00	Impuesto al valor agregado	4.185.704	0	0	0	0	0	4.185.704
				Totales	**48.263.463**	0	0	0	0	0	**48.263.463**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 080090004 PLANIFICAR Y EJECUTAR ACTIVIDADES OPERACIONALES DE VIGILANCIA Y CONTROL AIRE-TIERRA.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 730

RESPONSABLE/EJECUTOR: COMANDO DE OPERACIONES AÉREAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.688.080**	**0**	**0**	**0**	**0**	**0**	**2.688.080**
402	01	00	00	Productos alimenticios y agropecuarios	202.080	0	0	0	0	0	202.080
402	01	01	00	Alimentos y bebidas para personas	202.080	0	0	0	0	0	202.080
402	04	00	00	Productos de cuero y caucho	300.000	0	0	0	0	0	300.000
402	04	03	00	Cauchos y tripas para vehículos	300.000	0	0	0	0	0	300.000
402	05	00	00	Productos de papel, cartón e impresos	610.000	0	0	0	0	0	610.000
402	05	01	00	Pulpa de madera, papel y cartón	160.000	0	0	0	0	0	160.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	0	200.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	250.000	0	0	0	0	0	250.000
402	06	00	00	Productos químicos y derivados	360.000	0	0	0	0	0	360.000
402	06	03	00	Tintas, pinturas y colorantes	140.000	0	0	0	0	0	140.000
402	06	06	00	Combustibles y lubricantes	110.000	0	0	0	0	0	110.000
402	06	08	00	Productos plásticos	110.000	0	0	0	0	0	110.000
402	08	00	00	Productos metálicos	238.000	0	0	0	0	0	238.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	58.000	0	0	0	0	0	58.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	180.000	0	0	0	0	0	180.000
402	10	00	00	Productos varios y útiles diversos	978.000	0	0	0	0	0	978.000
402	10	01	00	Artículos de deporte, recreación y juguetes	60.000	0	0	0	0	0	60.000
402	10	02	00	Materiales y útiles de limpieza y aseo	280.000	0	0	0	0	0	280.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	103.000	0	0	0	0	0	103.000
402	10	06	00	Condecoraciones, ofrendas y similares	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	390.000	0	0	0	0	0	390.000
402	10	11	00	Materiales eléctricos	80.000	0	0	0	0	0	80.000
402	10	12	00	Materiales para instalaciones sanitarias	40.000	0	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080090004 PLANIFICAR Y EJECUTAR ACTIVIDADES OPERACIONALES DE VIGILANCIA Y CONTROL AIRE-TIERRA.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 730

RESPONSABLE/EJECUTOR: COMANDO DE OPERACIONES AÉREAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.585.506**	**0**	**0**	**0**	**0**	**0**	**1.585.506**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	546	0	0	0	0	0	546
403	08	02	00	Comisiones y gastos bancarios	546	0	0	0	0	0	546
403	09	00	00	Viáticos y pasajes	552.640	0	0	0	0	0	552.640
403	09	01	00	Viáticos y pasajes dentro del país	552.640	0	0	0	0	0	552.640
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	355.000	0	0	0	0	0	355.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	125.000	0	0	0	0	0	125.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	12	00	00	Conservación y reparaciones menores de obras	190.000	0	0	0	0	0	190.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	190.000	0	0	0	0	0	190.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	90.000	0	0	0	0	0	90.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	90.000	0	0	0	0	0	90.000
403	18	00	00	Impuestos indirectos	397.320	0	0	0	0	0	397.320
403	18	01	00	Impuesto al valor agregado	397.320	0	0	0	0	0	397.320
				Totales	**4.273.586**	**0**	**0**	**0**	**0**	**0**	**4.273.586**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 080090005 PLANIFICAR Y EJECUTAR OPERACIONES DE COOPERACIÓN Y MANTENIMIENTO DEL ORDEN INTERNO.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 242

RESPONSABLE/EJECUTOR: COMPONENTE GUARDIA NACIONAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.932.380**	**0**	**0**	**0**	**0**	**0**	**26.932.380**
402	01	00	00	Productos alimenticios y agropecuarios	5.029.324	0	0	0	0	0	5.029.324
402	01	01	00	Alimentos y bebidas para personas	4.830.076	0	0	0	0	0	4.830.076
402	01	02	00	Alimentos para animales	199.248	0	0	0	0	0	199.248
402	04	00	00	Productos de cuero y caucho	2.142.810	0	0	0	0	0	2.142.810
402	04	03	00	Cauchos y tripas para vehículos	2.142.810	0	0	0	0	0	2.142.810
402	05	00	00	Productos de papel, cartón e impresos	4.481.023	0	0	0	0	0	4.481.023
402	05	03	00	Productos de papel y cartón para oficina	4.292.434	0	0	0	0	0	4.292.434
402	05	06	00	Productos de papel y cartón para computación	158.155	0	0	0	0	0	158.155
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	30.434	0	0	0	0	0	30.434
402	06	00	00	Productos químicos y derivados	4.883.657	0	0	0	0	0	4.883.657
402	06	01	00	Sustancias químicas y de uso industrial	295.000	0	0	0	0	0	295.000
402	06	06	00	Combustibles y lubricantes	4.588.657	0	0	0	0	0	4.588.657
402	08	00	00	Productos metálicos	3.297.153	0	0	0	0	0	3.297.153
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.297.153	0	0	0	0	0	3.297.153
402	10	00	00	Productos varios y útiles diversos	7.098.413	0	0	0	0	0	7.098.413
402	10	02	00	Materiales y útiles de limpieza y aseo	4.235.279	0	0	0	0	0	4.235.279
402	10	08	00	Materiales para equipos de computación	2.863.134	0	0	0	0	0	2.863.134
403	**00**	**00**	**00**	**Servicios no personales**	**22.196.369**	**0**	**0**	**0**	**0**	**0**	**22.196.369**
403	09	00	00	Viáticos y pasajes	11.922.622	0	0	0	0	0	11.922.622
403	09	01	00	Viáticos y pasajes dentro del país	11.853.042	0	0	0	0	0	11.853.042
403	09	02	00	Viáticos y pasajes fuera del país	69.580	0	0	0	0	0	69.580
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.349.747	0	0	0	0	0	4.349.747
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.106.068	0	0	0	0	0	3.106.068

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080090005 PLANIFICAR Y EJECUTAR OPERACIONES DE COOPERACIÓN Y MANTENIMIENTO DEL ORDEN INTERNO.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 242

RESPONSABLE/EJECUTOR: COMPONENTE GUARDIA NACIONAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.243.679	0	0	0	0	0	1.243.679
403	18	00	00	Impuestos indirectos	5.924.000	0	0	0	0	0	5.924.000
403	18	01	00	Impuesto al valor agregado	5.924.000	0	0	0	0	0	5.924.000
				Totales	**49.128.749**	**0**	**0**	**0**	**0**	**0**	**49.128.749**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 080090006 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES CON ÉNFASIS EN ÁREAS FRONTERIZAS EN TIEMPOS DE PAZ Y CONTINGENCIA NACIONAL.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 48

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.971.409**	**0**	**0**	**0**	**0**	**0**	**26.971.409**
402	01	00	00	Productos alimenticios y agropecuarios	3.180.000	0	0	0	0	0	3.180.000
402	01	01	00	Alimentos y bebidas para personas	3.180.000	0	0	0	0	0	3.180.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.000.000	0	0	0	0	0	1.000.000
402	02	05	00	Piedra, arcilla, arena y tierra	1.000.000	0	0	0	0	0	1.000.000
402	04	00	00	Productos de cuero y caucho	1.690.000	0	0	0	0	0	1.690.000
402	04	03	00	Cauchos y tripas para vehículos	1.690.000	0	0	0	0	0	1.690.000
402	05	00	00	Productos de papel, cartón e impresos	6.677.475	0	0	0	0	0	6.677.475
402	05	01	00	Pulpa de madera, papel y cartón	830.000	0	0	0	0	0	830.000
402	05	03	00	Productos de papel y cartón para oficina	2.770.000	0	0	0	0	0	2.770.000
402	05	04	00	Libros, revistas y periódicos	35.055	0	0	0	0	0	35.055
402	05	06	00	Productos de papel y cartón para computación	50.000	0	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.992.420	0	0	0	0	0	2.992.420
402	06	00	00	Productos químicos y derivados	1.179.423	0	0	0	0	0	1.179.423
402	06	03	00	Tintas, pinturas y colorantes	215.000	0	0	0	0	0	215.000
402	06	06	00	Combustibles y lubricantes	924.423	0	0	0	0	0	924.423
402	06	08	00	Productos plásticos	40.000	0	0	0	0	0	40.000
402	07	00	00	Productos minerales no metálicos	700.000	0	0	0	0	0	700.000
402	07	04	00	Cemento, cal y yeso	700.000	0	0	0	0	0	700.000
402	08	00	00	Productos metálicos	4.842.381	0	0	0	0	0	4.842.381
402	08	01	00	Productos primarios de hierro y acero	1.245.429	0	0	0	0	0	1.245.429
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	76.952	0	0	0	0	0	76.952
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.520.000	0	0	0	0	0	3.520.000
402	10	00	00	Productos varios y útiles diversos	7.702.130	0	0	0	0	0	7.702.130

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080090006 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES CON ÉNFASIS EN ÁREAS FRONTERIZAS EN TIEMPOS DE PAZ Y CONTINGENCIA NACIONAL.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 48

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	01	00	Artículos de deporte, recreación y juguetes	98.545	0	0	0	0	0	98.545
402	10	02	00	Materiales y útiles de limpieza y aseo	2.615.000	0	0	0	0	0	2.615.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.106.151	0	0	0	0	0	1.106.151
402	10	06	00	Condecoraciones, ofrendas y similares	49.884	0	0	0	0	0	49.884
402	10	08	00	Materiales para equipos de computación	2.750.000	0	0	0	0	0	2.750.000
402	10	11	00	Materiales eléctricos	650.550	0	0	0	0	0	650.550
402	10	12	00	Materiales para instalaciones sanitarias	432.000	0	0	0	0	0	432.000
403	**00**	**00**	**00**	**Servicios no personales**	**11.238.527**	**0**	**0**	**0**	**0**	**0**	**11.238.527**
403	09	00	00	Viáticos y pasajes	2.792.166	0	0	0	0	0	2.792.166
403	09	01	00	Viáticos y pasajes dentro del país	2.792.166	0	0	0	0	0	2.792.166
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.155.357	0	0	0	0	0	3.155.357
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	150.000	0	0	0	0	0	150.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.255.357	0	0	0	0	0	2.255.357
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	650.000	0	0	0	0	0	650.000
403	12	00	00	Conservación y reparaciones menores de obras	1.500.000	0	0	0	0	0	1.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.500.000	0	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	3.791.004	0	0	0	0	0	3.791.004
403	18	01	00	Impuesto al valor agregado	3.791.004	0	0	0	0	0	3.791.004
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**52.159.054**	**0**	**0**	**0**	**0**	**0**	**52.159.054**
406	01	00	00	Gastos de defensa y seguridad del Estado	52.159.054	0	0	0	0	0	52.159.054
406	01	01	00	Gastos de defensa y seguridad del Estado	52.159.054	0	0	0	0	0	52.159.054
				Totales	**90.368.990**	**0**	**0**	**0**	**0**	**0**	**90.368.990**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080090007 DIRIGIR, COORDINAR Y EJECUTAR LAS POLÍTICAS Y PLANES EN MATERIAS DE GEOGRAFÍA, GEODESIA Y CARTOGRAFÍA MILITAR, ESTABLECIDAS EN APOYO GEOGRÁFICO PARA EL COMBATE EN LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN DE GEOGRAFÍA Y CARTOGRAFÍA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.635.351**	**0**	**0**	**0**	**0**	**0**	**2.635.351**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	0	200.000
402	02	00	00	Productos de minas, canteras y yacimientos	60.000	0	0	0	0	0	60.000
402	02	05	00	Piedra, arcilla, arena y tierra	60.000	0	0	0	0	0	60.000
402	03	00	00	Textiles y vestuarios	225.000	0	0	0	0	0	225.000
402	03	01	00	Textiles	90.000	0	0	0	0	0	90.000
402	03	02	00	Prendas de vestir	90.000	0	0	0	0	0	90.000
402	03	03	00	Calzados	45.000	0	0	0	0	0	45.000
402	04	00	00	Productos de cuero y caucho	180.000	0	0	0	0	0	180.000
402	04	03	00	Cauchos y tripas para vehículos	180.000	0	0	0	0	0	180.000
402	05	00	00	Productos de papel, cartón e impresos	427.871	0	0	0	0	0	427.871
402	05	01	00	Pulpa de madera, papel y cartón	80.000	0	0	0	0	0	80.000
402	05	03	00	Productos de papel y cartón para oficina	202.871	0	0	0	0	0	202.871
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	145.000	0	0	0	0	0	145.000
402	06	00	00	Productos químicos y derivados	170.000	0	0	0	0	0	170.000
402	06	03	00	Tintas, pinturas y colorantes	120.000	0	0	0	0	0	120.000
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	0	50.000
402	07	00	00	Productos minerales no metálicos	63.000	0	0	0	0	0	63.000
402	07	02	00	Vidrios y productos de vidrio	3.000	0	0	0	0	0	3.000
402	07	04	00	Cemento, cal y yeso	60.000	0	0	0	0	0	60.000
402	08	00	00	Productos metálicos	320.000	0	0	0	0	0	320.000
402	08	01	00	Productos primarios de hierro y acero	20.000	0	0	0	0	0	20.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	80.000	0	0	0	0	0	80.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080090007 DIRIGIR, COORDINAR Y EJECUTAR LAS POLÍTICAS Y PLANES EN MATERIAS DE GEOGRAFÍA, GEODESIA Y CARTOGRAFÍA MILITAR, ESTABLECIDAS EN APOYO GEOGRÁFICO PARA EL COMBATE EN LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN DE GEOGRAFÍA Y CARTOGRAFÍA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	04	00	Productos metálicos estructurales	20.000	0	0	0	0	0	20.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	200.000	0	0	0	0	0	200.000
402	09	00	00	Productos de madera	60.000	0	0	0	0	0	60.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	60.000	0	0	0	0	0	60.000
402	10	00	00	Productos varios y útiles diversos	929.480	0	0	0	0	0	929.480
402	10	01	00	Artículos de deporte, recreación y juguetes	45.000	0	0	0	0	0	45.000
402	10	02	00	Materiales y útiles de limpieza y aseo	235.480	0	0	0	0	0	235.480
402	10	03	00	Utensilios de cocina y comedor	59.000	0	0	0	0	0	59.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	0	100.000
402	10	06	00	Condecoraciones, ofrendas y similares	35.000	0	0	0	0	0	35.000
402	10	07	00	Productos de seguridad en el trabajo	35.000	0	0	0	0	0	35.000
402	10	08	00	Materiales para equipos de computación	230.000	0	0	0	0	0	230.000
402	10	11	00	Materiales eléctricos	75.000	0	0	0	0	0	75.000
402	10	12	00	Materiales para instalaciones sanitarias	55.000	0	0	0	0	0	55.000
402	10	13	00	Materiales fotográficos	60.000	0	0	0	0	0	60.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.994.570**	**0**	**0**	**0**	**0**	**0**	**1.994.570**
403	03	00	00	Derechos sobre bienes intangibles	148.899	0	0	0	0	0	148.899
403	03	03	00	Paquetes y programas de computación	148.899	0	0	0	0	0	148.899
403	04	00	00	Servicios básicos	1.200	0	0	0	0	0	1.200
403	04	02	00	Gas	1.200	0	0	0	0	0	1.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	120.000	0	0	0	0	0	120.000
403	07	02	00	Imprenta y reproducción	120.000	0	0	0	0	0	120.000
403	09	00	00	Viáticos y pasajes	300.000	0	0	0	0	0	300.000
403	09	01	00	Viáticos y pasajes dentro del pais	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 080090007 DIRIGIR, COORDINAR Y EJECUTAR LAS POLÍTICAS Y PLANES EN MATERIAS DE GEOGRAFÍA, GEODESIA Y CARTOGRAFÍA MILITAR, ESTABLECIDAS EN APOYO GEOGRÁFICO PARA EL COMBATE EN LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN DE GEOGRAFÍA Y CARTOGRAFÍA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	240.000	0	0	0	0	0	240.000
403	10	03	00	Servicios de procesamiento de datos	100.000	0	0	0	0	0	100.000
403	10	07	00	Servicios de capacitación y adiestramiento	140.000	0	0	0	0	0	140.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	680.000	0	0	0	0	0	680.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	400.000	0	0	0	0	0	400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	280.000	0	0	0	0	0	280.000
403	18	00	00	Impuestos indirectos	504.471	0	0	0	0	0	504.471
403	18	01	00	Impuesto al valor agregado	504.471	0	0	0	0	0	504.471
				Totales	**4.629.921**	0	0	0	0	0	**4.629.921**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080090008 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES EN JURISDICCIÓN DE LAS REGIONES MILITARES.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 12

RESPONSABLE/EJECUTOR: REGIONES MILITARES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.251.572**	0	0	0	0	0	**25.251.572**
402	01	00	00	Productos alimenticios y agropecuarios	3.277.207	0	0	0	0	0	3.277.207
402	01	01	00	Alimentos y bebidas para personas	3.277.207	0	0	0	0	0	3.277.207
402	04	00	00	Productos de cuero y caucho	819.504	0	0	0	0	0	819.504
402	04	03	00	Cauchos y tripas para vehículos	819.504	0	0	0	0	0	819.504
402	05	00	00	Productos de papel, cartón e impresos	7.405.392	0	0	0	0	0	7.405.392
402	05	01	00	Pulpa de madera, papel y cartón	1.429.590	0	0	0	0	0	1.429.590
402	05	02	00	Envases y cajas de papel y cartón	303.750	0	0	0	0	0	303.750
402	05	03	00	Productos de papel y cartón para oficina	3.772.447	0	0	0	0	0	3.772.447
402	05	04	00	Libros, revistas y periódicos	27.605	0	0	0	0	0	27.605
402	05	05	00	Material de enseñanza	12.000	0	0	0	0	0	12.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.860.000	0	0	0	0	0	1.860.000
402	06	00	00	Productos químicos y derivados	1.804.575	0	0	0	0	0	1.804.575
402	06	03	00	Tintas, pinturas y colorantes	1.379.250	0	0	0	0	0	1.379.250
402	06	05	00	Productos de tocador	18.000	0	0	0	0	0	18.000
402	06	06	00	Combustibles y lubricantes	400.125	0	0	0	0	0	400.125
402	06	08	00	Productos plásticos	7.200	0	0	0	0	0	7.200
402	08	00	00	Productos metálicos	2.349.621	0	0	0	0	0	2.349.621
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	150.000	0	0	0	0	0	150.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.199.621	0	0	0	0	0	2.199.621
402	10	00	00	Productos varios y útiles diversos	9.595.273	0	0	0	0	0	9.595.273
402	10	01	00	Artículos de deporte, recreación y juguetes	170.250	0	0	0	0	0	170.250
402	10	02	00	Materiales y útiles de limpieza y aseo	2.694.084	0	0	0	0	0	2.694.084
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.567.680	0	0	0	0	0	1.567.680

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 080090008 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES EN JURISDICCIÓN DE LAS REGIONES MILITARES.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 12

RESPONSABLE/EJECUTOR: REGIONES MILITARES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	172.687	0	0	0	0	0	172.687
402	10	08	00	Materiales para equipos de computación	3.876.870	0	0	0	0	0	3.876.870
402	10	11	00	Materiales eléctricos	701.250	0	0	0	0	0	701.250
402	10	12	00	Materiales para instalaciones sanitarias	412.452	0	0	0	0	0	412.452
403	**00**	**00**	**00**	**Servicios no personales**	**16.722.452**	**0**	**0**	**0**	**0**	**0**	**16.722.452**
403	09	00	00	Viáticos y pasajes	8.487.749	0	0	0	0	0	8.487.749
403	09	01	00	Viáticos y pasajes dentro del pais	8.487.749	0	0	0	0	0	8.487.749
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.041.481	0	0	0	0	0	5.041.481
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.511.227	0	0	0	0	0	2.511.227
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	595.000	0	0	0	0	0	595.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.935.254	0	0	0	0	0	1.935.254
403	18	00	00	Impuestos indirectos	3.193.222	0	0	0	0	0	3.193.222
403	18	01	00	Impuesto al valor agregado	3.193.222	0	0	0	0	0	3.193.222
				Totales	**41.974.024**	**0**	**0**	**0**	**0**	**0**	**41.974.024**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080090009 ASIGNACIÓN, REGISTRO Y CONTROL DE LOS RECURSOS PARA GASTOS DEL PERSONAL MILITAR PROFESIONAL.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 14

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.273.216.562**	**0**	**0**	**2.190.296.441**	**0**	**0**	**6.463.513.003**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.256.608.191	0	0	1.036.571.661	0	0	2.293.179.852
401	01	20	00	Sueldo del personal militar profesional	908.304.463	0	0	862.419.797	0	0	1.770.724.260
401	01	21	00	Sueldo o ración del personal militar no profesional	339.903.728	0	0	169.951.864	0	0	509.855.592
401	01	30	00	Retribución al personal de reserva	8.400.000	0	0	4.200.000	0	0	12.600.000
401	03	00	00	Primas	636.094.380	0	0	318.047.190	0	0	954.141.570
401	03	26	00	Primas por hijos al personal militar	79.000.000	0	0	39.500.000	0	0	118.500.000
401	03	27	00	Primas de profesionalización al personal militar	45.048.880	0	0	22.524.440	0	0	67.573.320
401	03	28	00	Primas por antigüedad al personal militar	143.623.424	0	0	71.811.712	0	0	215.435.136
401	03	29	00	Primas por potencial de ascenso al personal militar	1.216.320	0	0	608.160	0	0	1.824.480
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	182.584.616	0	0	91.292.308	0	0	273.876.924
401	03	99	00	Otras primas al personal militar	184.621.140	0	0	92.310.570	0	0	276.931.710
401	04	00	00	Complementos de sueldos y salarios	1.532.606.684	0	0	766.303.342	0	0	2.298.910.026
401	04	32	00	Complemento al personal militar por gastos de alimentación	432.793.800	0	0	216.396.900	0	0	649.190.700
401	04	33	00	Complemento al personal militar por gastos de transporte	192.000.000	0	0	96.000.000	0	0	288.000.000
401	04	34	00	Complemento al personal militar en el exterior	140.000.000	0	0	70.000.000	0	0	210.000.000
401	04	35	00	Bono compensatorio de alimentación al personal militar	721.990.940	0	0	360.995.470	0	0	1.082.986.410
401	04	99	00	Otros complementos al personal militar	45.821.944	0	0	22.910.972	0	0	68.732.916
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	709.158.810	0	0	0	0	0	709.158.810
401	05	10	00	Bono vacacional al personal militar	709.158.810	0	0	0	0	0	709.158.810
401	06	00	00	Aportes patronales y legales	34.097.476	0	0	17.048.738	0	0	51.146.214
401	06	19	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal militar	34.097.476	0	0	17.048.738	0	0	51.146.214
401	07	00	00	Asistencia socio-económica	94.571.021	0	0	47.285.510	0	0	141.856.531
401	07	40	00	Aporte patronal a caja de ahorro por personal militar	94.571.021	0	0	47.285.510	0	0	141.856.531

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118759 080090000 PLANIFICAR Y EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES CÍVICO-MILITAR CONJUNTAS DE ESTABILIDAD, APOYO Y DE INSTRUCCIÓN PARA LA GARANTÍA DE LA SEGURIDAD Y DEFENSA DE LA NACIÓN, LA PARTICIPACIÓN ACTIVA Y CONJUNTA EN EL DESARROLLO DEL PAÍS.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 2.417

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080090009 ASIGNACIÓN, REGISTRO Y CONTROL DE LOS RECURSOS PARA GASTOS DEL PERSONAL MILITAR PROFESIONAL.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 14

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	98	00	00	Otros gastos del personal militar	10.080.000	0	0	5.040.000	0	0	15.120.000
401	98	01	00	Otros gastos del personal militar	10.080.000	0	0	5.040.000	0	0	15.120.000
403	**00**	**00**	**00**	**Servicios no personales**	**19.407.116**	**0**	**0**	**9.703.559**	**0**	**0**	**29.110.675**
403	18	00	00	Impuestos indirectos	2.079.334	0	0	1.039.667	0	0	3.119.001
403	18	01	00	Impuesto al valor agregado	2.079.334	0	0	1.039.667	0	0	3.119.001
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	17.327.782	0	0	8.663.892	0	0	25.991.674
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	17.327.782	0	0	8.663.892	0	0	25.991.674
				Totales	**4.292.623.678**	**0**	**0**	**2.200.000.000**	**0**	**0**	**6.492.623.678**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117026 080091000 DEFENSA INTEGRAL DEL ESPACIO GEOGRÁFICO DE LA NACIÓN, CON LA PARTICIPACIÓN DEL PUEBLO DEBIDAMENTE ADIESTRADO, PARA ASÍ GARANTIZAR SU INDEPENDENCIA Y SOBERANÍA.

OBJETIVO DEL PROYECTO: FORTALECER Y OPTIMIZAR LA DEFENSA INTEGRAL DE LA NACIÓN CON LA PARTICIPACIÓN DEL PUEBLO DEBIDAMENTE ADIESTRADO GARANTIZANDO LA INDEPENDENCIA, SOBERANÍA E INTEGRIDAD DEL ESPACIO GEOGRÁFICO DE LA NACIÓN.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 8.606 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.635.879**	**0**	**0**	**0**	**0**	**0**	**10.635.879**
402	01	00	00	Productos alimenticios y agropecuarios	2.104.675	0	0	0	0	0	2.104.675
402	01	01	00	Alimentos y bebidas para personas	2.104.675	0	0	0	0	0	2.104.675
402	02	00	00	Productos de minas, canteras y yacimientos	146.200	0	0	0	0	0	146.200
402	02	05	00	Piedra, arcilla, arena y tierra	146.200	0	0	0	0	0	146.200
402	03	00	00	Textiles y vestuarios	618.135	0	0	0	0	0	618.135
402	03	01	00	Textiles	298.656	0	0	0	0	0	298.656
402	03	02	00	Prendas de vestir	188.602	0	0	0	0	0	188.602
402	03	03	00	Calzados	130.877	0	0	0	0	0	130.877
402	04	00	00	Productos de cuero y caucho	657.626	0	0	0	0	0	657.626
402	04	03	00	Cauchos y tripas para vehículos	657.626	0	0	0	0	0	657.626
402	05	00	00	Productos de papel, cartón e impresos	1.323.604	0	0	0	0	0	1.323.604
402	05	01	00	Pulpa de madera, papel y cartón	280.000	0	0	0	0	0	280.000
402	05	02	00	Envases y cajas de papel y cartón	111.600	0	0	0	0	0	111.600
402	05	03	00	Productos de papel y cartón para oficina	717.241	0	0	0	0	0	717.241
402	05	04	00	Libros, revistas y periódicos	31.500	0	0	0	0	0	31.500
402	05	05	00	Material de enseñanza	183.263	0	0	0	0	0	183.263
402	06	00	00	Productos químicos y derivados	1.856.867	0	0	0	0	0	1.856.867
402	06	03	00	Tintas, pinturas y colorantes	334.593	0	0	0	0	0	334.593
402	06	04	00	Productos farmacéuticos y medicamentos	251.319	0	0	0	0	0	251.319
402	06	05	00	Productos de tocador	29.750	0	0	0	0	0	29.750
402	06	06	00	Combustibles y lubricantes	508.554	0	0	0	0	0	508.554
402	06	07	00	Productos diversos derivados del petróleo y del carbón	330.851	0	0	0	0	0	330.851
402	06	08	00	Productos plásticos	401.800	0	0	0	0	0	401.800
402	07	00	00	Productos minerales no metálicos	166.384	0	0	0	0	0	166.384
402	07	02	00	Vidrios y productos de vidrio	114.700	0	0	0	0	0	114.700
402	07	03	00	Productos de arcilla para construcción	36.800	0	0	0	0	0	36.800
402	07	04	00	Cemento, cal y yeso	14.884	0	0	0	0	0	14.884

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117026 080091000 DEFENSA INTEGRAL DEL ESPACIO GEOGRÁFICO DE LA NACIÓN, CON LA PARTICIPACIÓN DEL PUEBLO DEBIDAMENTE ADIESTRADO, PARA ASÍ GARANTIZAR SU INDEPENDENCIA Y SOBERANÍA.

OBJETIVO DEL PROYECTO: FORTALECER Y OPTIMIZAR LA DEFENSA INTEGRAL DE LA NACIÓN CON LA PARTICIPACIÓN DEL PUEBLO DEBIDAMENTE ADIESTRADO GARANTIZANDO LA INDEPENDENCIA, SOBERANÍA E INTEGRIDAD DEL ESPACIO GEOGRÁFICO DE LA NACIÓN.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 8.606 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	910.831	0	0	0	0	0	910.831
402	08	01	00	Productos primarios de hierro y acero	15.400	0	0	0	0	0	15.400
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	281.000	0	0	0	0	0	281.000
402	08	04	00	Productos metálicos estructurales	14.000	0	0	0	0	0	14.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	600.431	0	0	0	0	0	600.431
402	09	00	00	Productos de madera	14.200	0	0	0	0	0	14.200
402	09	02	00	Muebles y accesorios de madera para edificaciones	14.200	0	0	0	0	0	14.200
402	10	00	00	Productos varios y útiles diversos	2.837.357	0	0	0	0	0	2.837.357
402	10	01	00	Artículos de deporte, recreación y juguetes	273.141	0	0	0	0	0	273.141
402	10	02	00	Materiales y útiles de limpieza y aseo	662.461	0	0	0	0	0	662.461
402	10	03	00	Utensilios de cocina y comedor	256.940	0	0	0	0	0	256.940
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	567.480	0	0	0	0	0	567.480
402	10	06	00	Condecoraciones, ofrendas y similares	146.719	0	0	0	0	0	146.719
402	10	07	00	Productos de seguridad en el trabajo	171.300	0	0	0	0	0	171.300
402	10	08	00	Materiales para equipos de computación	298.400	0	0	0	0	0	298.400
402	10	11	00	Materiales eléctricos	310.230	0	0	0	0	0	310.230
402	10	12	00	Materiales para instalaciones sanitarias	49.660	0	0	0	0	0	49.660
402	10	13	00	Materiales fotográficos	101.026	0	0	0	0	0	101.026
403	**00**	**00**	**00**	**Servicios no personales**	**7.045.125**	**0**	**0**	**0**	**0**	**0**	**7.045.125**
403	02	00	00	Alquileres de maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	06	00	00	Servicios de transporte y almacenaje	18.573	0	0	0	0	0	18.573
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	18.573	0	0	0	0	0	18.573
403	07	00	00	Servicios de información, impresión y relaciones públicas	250.101	0	0	0	0	0	250.101
403	07	02	00	Imprenta y reproducción	236.911	0	0	0	0	0	236.911
403	07	04	00	Avisos	13.190	0	0	0	0	0	13.190
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.380	0	0	0	0	0	1.380
403	08	02	00	Comisiones y gastos bancarios	1.380	0	0	0	0	0	1.380

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117026 080091000 DEFENSA INTEGRAL DEL ESPACIO GEOGRÁFICO DE LA NACIÓN, CON LA PARTICIPACIÓN DEL PUEBLO DEBIDAMENTE ADIESTRADO, PARA ASÍ GARANTIZAR SU INDEPENDENCIA Y SOBERANÍA.

OBJETIVO DEL PROYECTO: FORTALECER Y OPTIMIZAR LA DEFENSA INTEGRAL DE LA NACIÓN CON LA PARTICIPACIÓN DEL PUEBLO DEBIDAMENTE ADIESTRADO GARANTIZANDO LA INDEPENDENCIA, SOBERANÍA E INTEGRIDAD DEL ESPACIO GEOGRÁFICO DE LA NACIÓN.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 8.606 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	2.177.258	0	0	0	0	0	2.177.258
403	09	01	00	Viáticos y pasajes dentro del país	2.106.754	0	0	0	0	0	2.106.754
403	09	02	00	Viáticos y pasajes fuera del país	70.504	0	0	0	0	0	70.504
403	10	00	00	Servicios profesionales y técnicos	1.698.400	0	0	0	0	0	1.698.400
403	10	07	00	Servicios de capacitación y adiestramiento	398.400	0	0	0	0	0	398.400
403	10	11	00	Servicios para la elaboración y suministro de comida	1.300.000	0	0	0	0	0	1.300.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	684.465	0	0	0	0	0	684.465
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	51.800	0	0	0	0	0	51.800
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	540.500	0	0	0	0	0	540.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	92.165	0	0	0	0	0	92.165
403	12	00	00	Conservación y reparaciones menores de obras	115.000	0	0	0	0	0	115.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	115.000	0	0	0	0	0	115.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	398.000	0	0	0	0	0	398.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	398.000	0	0	0	0	0	398.000
403	18	00	00	Impuestos indirectos	1.651.948	0	0	0	0	0	1.651.948
403	18	01	00	Impuesto al valor agregado	1.651.948	0	0	0	0	0	1.651.948
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	198.850	0	0	0	0	0	198.850
404	05	01	00	Equipos de telecomunicaciones	198.850	0	0	0	0	0	198.850
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	801.150	0	0	0	0	0	801.150
404	09	01	00	Mobiliario y equipos de oficina	351.250	0	0	0	0	0	351.250
404	09	02	00	Equipos de computación	330.900	0	0	0	0	0	330.900
404	09	03	00	Mobiliario y equipos de alojamiento	119.000	0	0	0	0	0	119.000
				Totales	**18.681.004**	**0**	**0**	**0**	**0**	**0**	**18.681.004**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117026 080091000 DEFENSA INTEGRAL DEL ESPACIO GEOGRÁFICO DE LA NACIÓN, CON LA PARTICIPACIÓN DEL PUEBLO DEBIDAMENTE ADIESTRADO, PARA ASÍ GARANTIZAR SU INDEPENDENCIA Y SOBERANÍA.

OBJETIVO DEL PROYECTO: FORTALECER Y OPTIMIZAR LA DEFENSA INTEGRAL DE LA NACIÓN CON LA PARTICIPACIÓN DEL PUEBLO DEBIDAMENTE ADIESTRADO GARANTIZANDO LA INDEPENDENCIA, SOBERANÍA E INTEGRIDAD DEL ESPACIO GEOGRÁFICO DE LA NACIÓN.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 8.606 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117026 080091000 DEFENSA INTEGRAL DEL ESPACIO GEOGRÁFICO DE LA NACIÓN, CON LA PARTICIPACIÓN DEL PUEBLO DEBIDAMENTE ADIESTRADO, PARA ASÍ GARANTIZAR SU INDEPENDENCIA Y SOBERANÍA.

OBJETIVO DEL PROYECTO: FORTALECER Y OPTIMIZAR LA DEFENSA INTEGRAL DE LA NACIÓN CON LA PARTICIPACIÓN DEL PUEBLO DEBIDAMENTE ADIESTRADO GARANTIZANDO LA INDEPENDENCIA, SOBERANÍA E INTEGRIDAD DEL ESPACIO GEOGRÁFICO DE LA NACIÓN.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 8.606 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080091003 PRODUCIR, ORDENAR Y REGISTRAR SISTEMÁTICAMENTE CON BASE EN SISTEMAS Y PROCEDIMIENTOS TÉCNICOS ADAPTADOS A LA DIVERSIDAD DE TRÁMITES Y ACTIVIDADES QUE PUEDA REALIZAR EL COMANDO GENERAL DE LA MILICIA BOLIVARIANA, DE MODO DE FACILITAR EL CONTROL INTERNO Y EXTERNO Y ASÍ GARANTIZAR LA INDEPENDENCIA Y SOBERANÍA

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 12

RESPONSABLE/EJECUTOR: COMANDO GENERAL DE LA MILICIA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.216.849**	**0**	**0**	**0**	**0**	**0**	**5.216.849**
402	01	00	00	Productos alimenticios y agropecuarios	340.214	0	0	0	0	0	340.214
402	01	01	00	Alimentos y bebidas para personas	340.214	0	0	0	0	0	340.214
402	02	00	00	Productos de minas, canteras y yacimientos	146.200	0	0	0	0	0	146.200
402	02	05	00	Piedra, arcilla, arena y tierra	146.200	0	0	0	0	0	146.200
402	03	00	00	Textiles y vestuarios	618.135	0	0	0	0	0	618.135
402	03	01	00	Textiles	298.656	0	0	0	0	0	298.656
402	03	02	00	Prendas de vestir	188.602	0	0	0	0	0	188.602
402	03	03	00	Calzados	130.877	0	0	0	0	0	130.877
402	04	00	00	Productos de cuero y caucho	285.704	0	0	0	0	0	285.704
402	04	03	00	Cauchos y tripas para vehículos	285.704	0	0	0	0	0	285.704
402	05	00	00	Productos de papel, cartón e impresos	945.682	0	0	0	0	0	945.682
402	05	01	00	Pulpa de madera, papel y cartón	280.000	0	0	0	0	0	280.000
402	05	02	00	Envases y cajas de papel y cartón	111.600	0	0	0	0	0	111.600
402	05	03	00	Productos de papel y cartón para oficina	339.319	0	0	0	0	0	339.319
402	05	04	00	Libros, revistas y periódicos	31.500	0	0	0	0	0	31.500
402	05	05	00	Material de enseñanza	183.263	0	0	0	0	0	183.263
402	06	00	00	Productos químicos y derivados	911.709	0	0	0	0	0	911.709
402	06	03	00	Tintas, pinturas y colorantes	166.593	0	0	0	0	0	166.593
402	06	04	00	Productos farmacéuticos y medicamentos	21.819	0	0	0	0	0	21.819
402	06	05	00	Productos de tocador	29.750	0	0	0	0	0	29.750
402	06	06	00	Combustibles y lubricantes	198.196	0	0	0	0	0	198.196
402	06	07	00	Productos diversos derivados del petróleo y del carbón	330.851	0	0	0	0	0	330.851

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117026 080091000 DEFENSA INTEGRAL DEL ESPACIO GEOGRÁFICO DE LA NACIÓN, CON LA PARTICIPACIÓN DEL PUEBLO DEBIDAMENTE ADIESTRADO, PARA ASÍ GARANTIZAR SU INDEPENDENCIA Y SOBERANÍA.

OBJETIVO DEL PROYECTO: FORTALECER Y OPTIMIZAR LA DEFENSA INTEGRAL DE LA NACIÓN CON LA PARTICIPACIÓN DEL PUEBLO DEBIDAMENTE ADIESTRADO GARANTIZANDO LA INDEPENDENCIA, SOBERANÍA E INTEGRIDAD DEL ESPACIO GEOGRÁFICO DE LA NACIÓN.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 8.606 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080091003 PRODUCIR, ORDENAR Y REGISTRAR SISTEMÁTICAMENTE CON BASE EN SISTEMAS Y PROCEDIMIENTOS TÉCNICOS ADAPTADOS A LA DIVERSIDAD DE TRÁMITES Y ACTIVIDADES QUE PUEDA REALIZAR EL COMANDO GENERAL DE LA MILICIA BOLIVARIANA, DE MODO DE FACILITAR EL CONTROL INTERNO Y EXTERNO Y ASÍ GARANTIZAR LA INDEPENDENCIA Y SOBERANÍA

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 12

RESPONSABLE/EJECUTOR: COMANDO GENERAL DE LA MILICIA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	164.500	0	0	0	0	0	164.500
402	07	00	00	Productos minerales no metálicos	166.384	0	0	0	0	0	166.384
402	07	02	00	Vidrios y productos de vidrio	114.700	0	0	0	0	0	114.700
402	07	03	00	Productos de arcilla para construcción	36.800	0	0	0	0	0	36.800
402	07	04	00	Cemento, cal y yeso	14.884	0	0	0	0	0	14.884
402	08	00	00	Productos metálicos	591.691	0	0	0	0	0	591.691
402	08	01	00	Productos primarios de hierro y acero	15.400	0	0	0	0	0	15.400
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	281.000	0	0	0	0	0	281.000
402	08	04	00	Productos metálicos estructurales	14.000	0	0	0	0	0	14.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	281.291	0	0	0	0	0	281.291
402	09	00	00	Productos de madera	14.200	0	0	0	0	0	14.200
402	09	02	00	Muebles y accesorios de madera para edificaciones	14.200	0	0	0	0	0	14.200
402	10	00	00	Productos varios y útiles diversos	1.196.930	0	0	0	0	0	1.196.930
402	10	01	00	Artículos de deporte, recreación y juguetes	14.385	0	0	0	0	0	14.385
402	10	02	00	Materiales y útiles de limpieza y aseo	339.000	0	0	0	0	0	339.000
402	10	03	00	Utensilios de cocina y comedor	18.440	0	0	0	0	0	18.440
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	334.980	0	0	0	0	0	334.980
402	10	06	00	Condecoraciones, ofrendas y similares	146.719	0	0	0	0	0	146.719
402	10	07	00	Productos de seguridad en el trabajo	12.300	0	0	0	0	0	12.300
402	10	08	00	Materiales para equipos de computación	84.400	0	0	0	0	0	84.400
402	10	11	00	Materiales eléctricos	96.020	0	0	0	0	0	96.020
402	10	12	00	Materiales para instalaciones sanitarias	49.660	0	0	0	0	0	49.660
402	10	13	00	Materiales fotográficos	101.026	0	0	0	0	0	101.026

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117026 080091000 DEFENSA INTEGRAL DEL ESPACIO GEOGRÁFICO DE LA NACIÓN, CON LA PARTICIPACIÓN DEL PUEBLO DEBIDAMENTE ADIESTRADO, PARA ASÍ GARANTIZAR SU INDEPENDENCIA Y SOBERANÍA.

OBJETIVO DEL PROYECTO: FORTALECER Y OPTIMIZAR LA DEFENSA INTEGRAL DE LA NACIÓN CON LA PARTICIPACIÓN DEL PUEBLO DEBIDAMENTE ADIESTRADO GARANTIZANDO LA INDEPENDENCIA, SOBERANÍA E INTEGRIDAD DEL ESPACIO GEOGRÁFICO DE LA NACIÓN.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 8.606 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080091003 PRODUCIR, ORDENAR Y REGISTRAR SISTEMÁTICAMENTE CON BASE EN SISTEMAS Y PROCEDIMIENTOS TÉCNICOS ADAPTADOS A LA DIVERSIDAD DE TRÁMITES Y ACTIVIDADES QUE PUEDA REALIZAR EL COMANDO GENERAL DE LA MILICIA BOLIVARIANA, DE MODO DE FACILITAR EL CONTROL INTERNO Y EXTERNO Y ASÍ GARANTIZAR LA INDEPENDENCIA Y SOBERANÍA

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 12

RESPONSABLE/EJECUTOR: COMANDO GENERAL DE LA MILICIA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.675.989**	**0**	**0**	**0**	**0**	**0**	**4.675.989**
403	02	00	00	Alquileres de maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	06	00	00	Servicios de transporte y almacenaje	18.573	0	0	0	0	0	18.573
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	18.573	0	0	0	0	0	18.573
403	07	00	00	Servicios de información, impresión y relaciones públicas	250.101	0	0	0	0	0	250.101
403	07	02	00	Imprenta y reproducción	236.911	0	0	0	0	0	236.911
403	07	04	00	Avisos	13.190	0	0	0	0	0	13.190
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.380	0	0	0	0	0	1.380
403	08	02	00	Comisiones y gastos bancarios	1.380	0	0	0	0	0	1.380
403	09	00	00	Viáticos y pasajes	885.498	0	0	0	0	0	885.498
403	09	01	00	Viáticos y pasajes dentro del país	885.498	0	0	0	0	0	885.498
403	10	00	00	Servicios profesionales y técnicos	1.698.400	0	0	0	0	0	1.698.400
403	10	07	00	Servicios de capacitación y adiestramiento	398.400	0	0	0	0	0	398.400
403	10	11	00	Servicios para la elaboración y suministro de comida	1.300.000	0	0	0	0	0	1.300.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	293.965	0	0	0	0	0	293.965
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	51.800	0	0	0	0	0	51.800
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	92.165	0	0	0	0	0	92.165
403	12	00	00	Conservación y reparaciones menores de obras	115.000	0	0	0	0	0	115.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	115.000	0	0	0	0	0	115.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	398.000	0	0	0	0	0	398.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	398.000	0	0	0	0	0	398.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117026 080091000 DEFENSA INTEGRAL DEL ESPACIO GEOGRÁFICO DE LA NACIÓN, CON LA PARTICIPACIÓN DEL PUEBLO DEBIDAMENTE ADIESTRADO, PARA ASÍ GARANTIZAR SU INDEPENDENCIA Y SOBERANÍA.

OBJETIVO DEL PROYECTO: FORTALECER Y OPTIMIZAR LA DEFENSA INTEGRAL DE LA NACIÓN CON LA PARTICIPACIÓN DEL PUEBLO DEBIDAMENTE ADIESTRADO GARANTIZANDO LA INDEPENDENCIA, SOBERANÍA E INTEGRIDAD DEL ESPACIO GEOGRÁFICO DE LA NACIÓN.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 8.606 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080091003 PRODUCIR, ORDENAR Y REGISTRAR SISTEMÁTICAMENTE CON BASE EN SISTEMAS Y PROCEDIMIENTOS TÉCNICOS ADAPTADOS A LA DIVERSIDAD DE TRÁMITES Y ACTIVIDADES QUE PUEDA REALIZAR EL COMANDO GENERAL DE LA MILICIA BOLIVARIANA, DE MODO DE FACILITAR EL CONTROL INTERNO Y EXTERNO Y ASÍ GARANTIZAR LA INDEPENDENCIA Y SOBERANÍA

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 12

RESPONSABLE/EJECUTOR: COMANDO GENERAL DE LA MILICIA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	965.072	0	0	0	0	0	965.072
403	18	01	00	Impuesto al valor agregado	965.072	0	0	0	0	0	965.072
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	198.850	0	0	0	0	0	198.850
404	05	01	00	Equipos de telecomunicaciones	198.850	0	0	0	0	0	198.850
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	801.150	0	0	0	0	0	801.150
404	09	01	00	Mobiliario y equipos de oficina	351.250	0	0	0	0	0	351.250
404	09	02	00	Equipos de computación	330.900	0	0	0	0	0	330.900
404	09	03	00	Mobiliario y equipos de alojamiento	119.000	0	0	0	0	0	119.000
				Totales	**10.892.838**	**0**	**0**	**0**	**0**	**0**	**10.892.838**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117026 080091000 DEFENSA INTEGRAL DEL ESPACIO GEOGRÁFICO DE LA NACIÓN, CON LA PARTICIPACIÓN DEL PUEBLO DEBIDAMENTE ADIESTRADO, PARA ASÍ GARANTIZAR SU INDEPENDENCIA Y SOBERANÍA.

OBJETIVO DEL PROYECTO: FORTALECER Y OPTIMIZAR LA DEFENSA INTEGRAL DE LA NACIÓN CON LA PARTICIPACIÓN DEL PUEBLO DEBIDAMENTE ADIESTRADO GARANTIZANDO LA INDEPENDENCIA, SOBERANÍA E INTEGRIDAD DEL ESPACIO GEOGRÁFICO DE LA NACIÓN.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 8.606 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080091004 INTENSIFICAR LA INTEGRACIÓN DE LAS UNIDADES DE DEFENSA INTEGRAL, SENSIBILIZAR Y CONCIENTIZAR A LA POBLACIÓN CIVIL DE LA CORRESPONSABILIDAD EXISTENTE ENTRE PUEBLO Y MILICIA EN MIRA A LA DEFENSA INTEGRAL DE LA NACIÓN

UNIDAD DE MEDIDA: CAPACITADO (A) **META:** 8.606

RESPONSABLE/EJECUTOR: COMANDO GENERAL DE LA MILICIA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.419.030**	**0**	**0**	**0**	**0**	0	**5.419.030**
402	01	00	00	Productos alimenticios y agropecuarios	1.764.461	0	0	0	0	0	1.764.461
402	01	01	00	Alimentos y bebidas para personas	1.764.461	0	0	0	0	0	1.764.461
402	04	00	00	Productos de cuero y caucho	371.922	0	0	0	0	0	371.922
402	04	03	00	Cauchos y tripas para vehículos	371.922	0	0	0	0	0	371.922
402	05	00	00	Productos de papel, cartón e impresos	377.922	0	0	0	0	0	377.922
402	05	03	00	Productos de papel y cartón para oficina	377.922	0	0	0	0	0	377.922
402	06	00	00	Productos químicos y derivados	945.158	0	0	0	0	0	945.158
402	06	03	00	Tintas, pinturas y colorantes	168.000	0	0	0	0	0	168.000
402	06	04	00	Productos farmacéuticos y medicamentos	229.500	0	0	0	0	0	229.500
402	06	06	00	Combustibles y lubricantes	310.358	0	0	0	0	0	310.358
402	06	08	00	Productos plásticos	237.300	0	0	0	0	0	237.300
402	08	00	00	Productos metálicos	319.140	0	0	0	0	0	319.140
402	08	09	00	Repuestos y accesorios para equipos de transporte	319.140	0	0	0	0	0	319.140
402	10	00	00	Productos varios y útiles diversos	1.640.427	0	0	0	0	0	1.640.427
402	10	01	00	Artículos de deporte, recreación y juguetes	258.756	0	0	0	0	0	258.756
402	10	02	00	Materiales y útiles de limpieza y aseo	323.461	0	0	0	0	0	323.461
402	10	03	00	Utensilios de cocina y comedor	238.500	0	0	0	0	0	238.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	232.500	0	0	0	0	0	232.500
402	10	07	00	Productos de seguridad en el trabajo	159.000	0	0	0	0	0	159.000
402	10	08	00	Materiales para equipos de computación	214.000	0	0	0	0	0	214.000
402	10	11	00	Materiales eléctricos	214.210	0	0	0	0	0	214.210
403	**00**	**00**	**00**	**Servicios no personales**	**2.369.136**	**0**	**0**	**0**	**0**	0	**2.369.136**
403	09	00	00	Viáticos y pasajes	1.291.760	0	0	0	0	0	1.291.760

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117026 080091000 DEFENSA INTEGRAL DEL ESPACIO GEOGRÁFICO DE LA NACIÓN, CON LA PARTICIPACIÓN DEL PUEBLO DEBIDAMENTE ADIESTRADO, PARA ASÍ GARANTIZAR SU INDEPENDENCIA Y SOBERANÍA.

OBJETIVO DEL PROYECTO: FORTALECER Y OPTIMIZAR LA DEFENSA INTEGRAL DE LA NACIÓN CON LA PARTICIPACIÓN DEL PUEBLO DEBIDAMENTE ADIESTRADO GARANTIZANDO LA INDEPENDENCIA, SOBERANÍA E INTEGRIDAD DEL ESPACIO GEOGRÁFICO DE LA NACIÓN.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 8.606 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080091004 INTENSIFICAR LA INTEGRACIÓN DE LAS UNIDADES DE DEFENSA INTEGRAL, SENSIBILIZAR Y CONCIENTIZAR A LA POBLACIÓN CIVIL DE LA CORRESPONSABILIDAD EXISTENTE ENTRE PUEBLO Y MILICIA EN MIRA A LA DEFENSA INTEGRAL DE LA NACIÓN

UNIDAD DE MEDIDA: CAPACITADO (A) **META:** 8.606

RESPONSABLE/EJECUTOR: COMANDO GENERAL DE LA MILICIA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	1.221.256	0	0	0	0	0	1.221.256
403	09	02	00	Viáticos y pasajes fuera del país	70.504	0	0	0	0	0	70.504
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	390.500	0	0	0	0	0	390.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	390.500	0	0	0	0	0	390.500
403	18	00	00	Impuestos indirectos	686.876	0	0	0	0	0	686.876
403	18	01	00	Impuesto al valor agregado	686.876	0	0	0	0	0	686.876
				Totales	**7.788.166**	**0**	**0**	**0**	**0**	**0**	**7.788.166**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117099 080093000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES PARA LA SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y A SUS FAMILIARES INMEDIATOS, DENTRO Y FUERA DEL PAÍS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 126

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.108.928**	**0**	**0**	**0**	**0**	**0**	**13.108.928**
402	01	00	00	Productos alimenticios y agropecuarios	745.668	0	0	0	0	0	745.668
402	01	01	00	Alimentos y bebidas para personas	245.668	0	0	0	0	0	245.668
402	01	02	00	Alimentos para animales	500.000	0	0	0	0	0	500.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.757	0	0	0	0	0	1.757
402	02	05	00	Piedra, arcilla, arena y tierra	1.757	0	0	0	0	0	1.757
402	03	00	00	Textiles y vestuarios	2.772.299	0	0	0	0	0	2.772.299
402	03	01	00	Textiles	793.000	0	0	0	0	0	793.000
402	03	02	00	Prendas de vestir	1.967.862	0	0	0	0	0	1.967.862
402	03	99	00	Otros productos textiles y vestuarios	11.437	0	0	0	0	0	11.437
402	04	00	00	Productos de cuero y caucho	521.148	0	0	0	0	0	521.148
402	04	03	00	Cauchos y tripas para vehículos	521.148	0	0	0	0	0	521.148
402	05	00	00	Productos de papel, cartón e impresos	315.011	0	0	0	0	0	315.011
402	05	01	00	Pulpa de madera, papel y cartón	72.770	0	0	0	0	0	72.770
402	05	02	00	Envases y cajas de papel y cartón	76.310	0	0	0	0	0	76.310
402	05	03	00	Productos de papel y cartón para oficina	156.471	0	0	0	0	0	156.471
402	05	06	00	Productos de papel y cartón para computación	9.460	0	0	0	0	0	9.460
402	06	00	00	Productos químicos y derivados	600.850	0	0	0	0	0	600.850
402	06	03	00	Tintas, pinturas y colorantes	322.920	0	0	0	0	0	322.920
402	06	06	00	Combustibles y lubricantes	272.403	0	0	0	0	0	272.403
402	06	08	00	Productos plásticos	5.527	0	0	0	0	0	5.527
402	08	00	00	Productos metálicos	5.943.245	0	0	0	0	0	5.943.245
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.943.245	0	0	0	0	0	5.943.245
402	10	00	00	Productos varios y útiles diversos	2.208.950	0	0	0	0	0	2.208.950
402	10	01	00	Artículos de deporte, recreación y juguetes	936	0	0	0	0	0	936
402	10	02	00	Materiales y útiles de limpieza y aseo	580.143	0	0	0	0	0	580.143
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	559.209	0	0	0	0	0	559.209
402	10	06	00	Condecoraciones, ofrendas y similares	335.862	0	0	0	0	0	335.862
402	10	07	00	Productos de seguridad en el trabajo	13.808	0	0	0	0	0	13.808

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117099 080093000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES PARA LA SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y A SUS FAMILIARES INMEDIATOS, DENTRO Y FUERA DEL PAÍS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 126

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	718.992	0	0	0	0	0	718.992
403	**00**	**00**	**00**	**Servicios no personales**	**27.466.072**	**0**	**0**	**0**	**0**	**0**	**27.466.072**
403	09	00	00	Viáticos y pasajes	15.891.342	0	0	0	0	0	15.891.342
403	09	01	00	Viáticos y pasajes dentro del pais	3.728.194	0	0	0	0	0	3.728.194
403	09	02	00	Viáticos y pasajes fuera del país	12.163.148	0	0	0	0	0	12.163.148
403	10	00	00	Servicios profesionales y técnicos	1.369.494	0	0	0	0	0	1.369.494
403	10	03	00	Servicios de procesamiento de datos	325.466	0	0	0	0	0	325.466
403	10	06	00	Servicios de veterinaria	390.000	0	0	0	0	0	390.000
403	10	09	00	Servicios de lavandería y tintorería	190.000	0	0	0	0	0	190.000
403	10	99	00	Otros servicios profesionales y técnicos	464.028	0	0	0	0	0	464.028
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.694.180	0	0	0	0	0	8.694.180
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.020.684	0	0	0	0	0	2.020.684
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	6.673.496	0	0	0	0	0	6.673.496
403	18	00	00	Impuestos indirectos	1.511.056	0	0	0	0	0	1.511.056
403	18	01	00	Impuesto al valor agregado	1.511.056	0	0	0	0	0	1.511.056
				Totales	**40.575.000**	**0**	**0**	**0**	**0**	**0**	**40.575.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117099 080093000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES PARA LA SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y A SUS FAMILIARES INMEDIATOS, DENTRO Y FUERA DEL PAÍS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 126

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117099 080093000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES PARA LA SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y A SUS FAMILIARES INMEDIATOS, DENTRO Y FUERA DEL PAÍS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 126

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080093001 SEGURIDAD

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 126

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**3.111.783**	**0**	**0**	**0**	**0**	**0**	**3.111.783**
402	01	00	00	Productos alimenticios y agropecuarios	607.250	0	0	0	0	0	607.250
402	01	01	00	Alimentos y bebidas para personas	107.250	0	0	0	0	0	107.250
402	01	02	00	Alimentos para animales	500.000	0	0	0	0	0	500.000
402	03	00	00	Textiles y vestuarios	387.724	0	0	0	0	0	387.724
402	03	02	00	Prendas de vestir	387.724	0	0	0	0	0	387.724
402	04	00	00	Productos de cuero y caucho	395.573	0	0	0	0	0	395.573
402	04	03	00	Cauchos y tripas para vehículos	395.573	0	0	0	0	0	395.573
402	05	00	00	Productos de papel, cartón e impresos	105.253	0	0	0	0	0	105.253
402	05	01	00	Pulpa de madera, papel y cartón	43.850	0	0	0	0	0	43.850
402	05	03	00	Productos de papel y cartón para oficina	61.403	0	0	0	0	0	61.403
402	06	00	00	Productos químicos y derivados	187.720	0	0	0	0	0	187.720
402	06	06	00	Combustibles y lubricantes	187.720	0	0	0	0	0	187.720
402	08	00	00	Productos metálicos	185.303	0	0	0	0	0	185.303
402	08	09	00	Repuestos y accesorios para equipos de transporte	185.303	0	0	0	0	0	185.303
402	10	00	00	Productos varios y útiles diversos	1.242.960	0	0	0	0	0	1.242.960
402	10	02	00	Materiales y útiles de limpieza y aseo	216.711	0	0	0	0	0	216.711
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	280.137	0	0	0	0	0	280.137
402	10	06	00	Condecoraciones, ofrendas y similares	335.862	0	0	0	0	0	335.862
402	10	08	00	Materiales para equipos de computación	410.250	0	0	0	0	0	410.250
403	00	00	00	**Servicios no personales**	**13.089.467**	**0**	**0**	**0**	**0**	**0**	**13.089.467**
403	09	00	00	Viáticos y pasajes	10.765.328	0	0	0	0	0	10.765.328
403	09	01	00	Viáticos y pasajes dentro del país	1.805.000	0	0	0	0	0	1.805.000
403	09	02	00	Viáticos y pasajes fuera del país	8.960.328	0	0	0	0	0	8.960.328

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117099 080093000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES PARA LA SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y A SUS FAMILIARES INMEDIATOS, DENTRO Y FUERA DEL PAÍS.

UNIDAD DE MEDIDA: ACTIVIDAD

META: 126

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 080093001 SEGURIDAD

UNIDAD DE MEDIDA: ACTIVIDAD

META: 126

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	580.000	0	0	0	0	0	580.000
403	10	06	00	Servicios de veterinaria	390.000	0	0	0	0	0	390.000
403	10	09	00	Servicios de lavandería y tintorería	190.000	0	0	0	0	0	190.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.157.756	0	0	0	0	0	1.157.756
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.157.756	0	0	0	0	0	1.157.756
403	18	00	00	Impuestos indirectos	586.383	0	0	0	0	0	586.383
403	18	01	00	Impuesto al valor agregado	586.383	0	0	0	0	0	586.383
				Totales	**16.201.250**	**0**	**0**	**0**	**0**	**0**	**16.201.250**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117099 080093000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES PARA LA SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y A SUS FAMILIARES INMEDIATOS, DENTRO Y FUERA DEL PAÍS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 126

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080093002 CUSTODIA

UNIDAD DE MEDIDA: HORA HOMBRE **META:** 11.769.439

RESPONSABLE/EJECUTOR: BRIGADA DE LA GUARDIA DE HONOR PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**4.439.262**	**0**	**0**	**0**	**0**	**0**	**4.439.262**
402	01	00	00	Productos alimenticios y agropecuarios	138.418	0	0	0	0	0	138.418
402	01	01	00	Alimentos y bebidas para personas	138.418	0	0	0	0	0	138.418
402	02	00	00	Productos de minas, canteras y yacimientos	1.757	0	0	0	0	0	1.757
402	02	05	00	Piedra, arcilla, arena y tierra	1.757	0	0	0	0	0	1.757
402	03	00	00	Textiles y vestuarios	2.373.138	0	0	0	0	0	2.373.138
402	03	01	00	Textiles	793.000	0	0	0	0	0	793.000
402	03	02	00	Prendas de vestir	1.580.138	0	0	0	0	0	1.580.138
402	04	00	00	Productos de cuero y caucho	125.575	0	0	0	0	0	125.575
402	04	03	00	Cauchos y tripas para vehículos	125.575	0	0	0	0	0	125.575
402	05	00	00	Productos de papel, cartón e impresos	209.758	0	0	0	0	0	209.758
402	05	01	00	Pulpa de madera, papel y cartón	28.920	0	0	0	0	0	28.920
402	05	02	00	Envases y cajas de papel y cartón	76.310	0	0	0	0	0	76.310
402	05	03	00	Productos de papel y cartón para oficina	95.068	0	0	0	0	0	95.068
402	05	06	00	Productos de papel y cartón para computación	9.460	0	0	0	0	0	9.460
402	06	00	00	Productos químicos y derivados	358.474	0	0	0	0	0	358.474
402	06	03	00	Tintas, pinturas y colorantes	322.920	0	0	0	0	0	322.920
402	06	06	00	Combustibles y lubricantes	30.027	0	0	0	0	0	30.027
402	06	08	00	Productos plásticos	5.527	0	0	0	0	0	5.527
402	08	00	00	Productos metálicos	279.960	0	0	0	0	0	279.960
402	08	09	00	Repuestos y accesorios para equipos de transporte	279.960	0	0	0	0	0	279.960
402	10	00	00	Productos varios y útiles diversos	952.182	0	0	0	0	0	952.182
402	10	01	00	Artículos de deporte, recreación y juguetes	936	0	0	0	0	0	936
402	10	02	00	Materiales y útiles de limpieza y aseo	363.432	0	0	0	0	0	363.432

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117099 080093000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES PARA LA SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y A SUS FAMILIARES INMEDIATOS, DENTRO Y FUERA DEL PAÍS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 126

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080093002 CUSTODIA

UNIDAD DE MEDIDA: HORA HOMBRE **META:** 11.769.439

RESPONSABLE/EJECUTOR: BRIGADA DE LA GUARDIA DE HONOR PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	279.072	0	0	0	0	0	279.072
402	10	08	00	Materiales para equipos de computación	308.742	0	0	0	0	0	308.742
403	**00**	**00**	**00**	**Servicios no personales**	**5.791.551**	**0**	**0**	**0**	**0**	**0**	**5.791.551**
403	09	00	00	Viáticos y pasajes	1.673.194	0	0	0	0	0	1.673.194
403	09	01	00	Viáticos y pasajes dentro del país	1.673.194	0	0	0	0	0	1.673.194
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.203.684	0	0	0	0	0	3.203.684
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.020.684	0	0	0	0	0	2.020.684
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.183.000	0	0	0	0	0	1.183.000
403	18	00	00	Impuestos indirectos	914.673	0	0	0	0	0	914.673
403	18	01	00	Impuesto al valor agregado	914.673	0	0	0	0	0	914.673
				Totales	**10.230.813**	**0**	**0**	**0**	**0**	**0**	**10.230.813**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117099 080093000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: EJECUTAR OPERACIONES PARA LA SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y A SUS FAMILIARES INMEDIATOS, DENTRO Y FUERA DEL PAÍS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 126

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080093003 OPERACIONES AÉREAS

UNIDAD DE MEDIDA: HORA **META:** 3.700

RESPONSABLE/EJECUTOR: TRANSPORTE AÉREO PRESIDENCIAL N° 4

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.557.883**	**0**	**0**	**0**	**0**	**0**	**5.557.883**
402	03	00	00	Textiles y vestuarios	11.437	0	0	0	0	0	11.437
402	03	99	00	Otros productos textiles y vestuarios	11.437	0	0	0	0	0	11.437
402	06	00	00	Productos químicos y derivados	54.656	0	0	0	0	0	54.656
402	06	06	00	Combustibles y lubricantes	54.656	0	0	0	0	0	54.656
402	08	00	00	Productos metálicos	5.477.982	0	0	0	0	0	5.477.982
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.477.982	0	0	0	0	0	5.477.982
402	10	00	00	Productos varios y útiles diversos	13.808	0	0	0	0	0	13.808
402	10	07	00	Productos de seguridad en el trabajo	13.808	0	0	0	0	0	13.808
403	**00**	**00**	**00**	**Servicios no personales**	**8.585.054**	**0**	**0**	**0**	**0**	**0**	**8.585.054**
403	09	00	00	Viáticos y pasajes	3.452.820	0	0	0	0	0	3.452.820
403	09	01	00	Viáticos y pasajes dentro del país	250.000	0	0	0	0	0	250.000
403	09	02	00	Viáticos y pasajes fuera del país	3.202.820	0	0	0	0	0	3.202.820
403	10	00	00	Servicios profesionales y técnicos	789.494	0	0	0	0	0	789.494
403	10	03	00	Servicios de procesamiento de datos	325.466	0	0	0	0	0	325.466
403	10	99	00	Otros servicios profesionales y técnicos	464.028	0	0	0	0	0	464.028
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.332.740	0	0	0	0	0	4.332.740
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.332.740	0	0	0	0	0	4.332.740
403	18	00	00	Impuestos indirectos	10.000	0	0	0	0	0	10.000
403	18	01	00	Impuesto al valor agregado	10.000	0	0	0	0	0	10.000
				Totales	**14.142.937**	**0**	**0**	**0**	**0**	**0**	**14.142.937**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**154.452.609**	**0**	**0**	**0**	**0**	**0**	**154.452.609**
401	01	00	00	Sueldos, salarios y otras retribuciones	81.552.609	0	0	0	0	0	81.552.609
401	01	21	00	Sueldo o ración del personal militar no profesional	81.552.609	0	0	0	0	0	81.552.609
401	04	00	00	Complementos de sueldos y salarios	72.900.000	0	0	0	0	0	72.900.000
401	04	32	00	Complemento al personal militar por gastos de alimentación	56.700.000	0	0	0	0	0	56.700.000
401	04	33	00	Complemento al personal militar por gastos de transporte	16.200.000	0	0	0	0	0	16.200.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**29.803.390**	**0**	**0**	**0**	**0**	**0**	**29.803.390**
402	01	00	00	Productos alimenticios y agropecuarios	4.517.755	0	0	0	0	0	4.517.755
402	01	01	00	Alimentos y bebidas para personas	3.743.545	0	0	0	0	0	3.743.545
402	01	02	00	Alimentos para animales	602.183	0	0	0	0	0	602.183
402	01	03	00	Productos agrícolas y pecuarios	172.027	0	0	0	0	0	172.027
402	02	00	00	Productos de minas, canteras y yacimientos	29.000	0	0	0	0	0	29.000
402	02	05	00	Piedra, arcilla, arena y tierra	29.000	0	0	0	0	0	29.000
402	03	00	00	Textiles y vestuarios	1.858.000	0	0	0	0	0	1.858.000
402	03	02	00	Prendas de vestir	1.413.000	0	0	0	0	0	1.413.000
402	03	03	00	Calzados	445.000	0	0	0	0	0	445.000
402	04	00	00	Productos de cuero y caucho	772.006	0	0	0	0	0	772.006
402	04	03	00	Cauchos y tripas para vehículos	772.006	0	0	0	0	0	772.006
402	05	00	00	Productos de papel, cartón e impresos	5.904.633	0	0	0	0	0	5.904.633
402	05	01	00	Pulpa de madera, papel y cartón	956.467	0	0	0	0	0	956.467
402	05	02	00	Envases y cajas de papel y cartón	44.000	0	0	0	0	0	44.000
402	05	03	00	Productos de papel y cartón para oficina	3.122.173	0	0	0	0	0	3.122.173
402	05	04	00	Libros, revistas y periódicos	127.708	0	0	0	0	0	127.708
402	05	05	00	Material de enseñanza	461.521	0	0	0	0	0	461.521
402	05	06	00	Productos de papel y cartón para computación	329.640	0	0	0	0	0	329.640
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	851.188	0	0	0	0	0	851.188
402	05	99	00	Otros productos de pulpa, papel y cartón	11.936	0	0	0	0	0	11.936
402	06	00	00	Productos químicos y derivados	4.534.231	0	0	0	0	0	4.534.231
402	06	01	00	Sustancias químicas y de uso industrial	68.900	0	0	0	0	0	68.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 08 - 111

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	02	00	Abonos, plaguicidas y otros	7.019	0	0	0	0	0	7.019
402	06	03	00	Tintas, pinturas y colorantes	1.721.714	0	0	0	0	0	1.721.714
402	06	04	00	Productos farmacéuticos y medicamentos	123.349	0	0	0	0	0	123.349
402	06	05	00	Productos de tocador	160.246	0	0	0	0	0	160.246
402	06	06	00	Combustibles y lubricantes	1.880.380	0	0	0	0	0	1.880.380
402	06	07	00	Productos diversos derivados del petróleo y del carbón	6.000	0	0	0	0	0	6.000
402	06	08	00	Productos plásticos	560.623	0	0	0	0	0	560.623
402	06	99	00	Otros productos de la industria química y conexos	6.000	0	0	0	0	0	6.000
402	07	00	00	Productos minerales no metálicos	167.650	0	0	0	0	0	167.650
402	07	01	00	Productos de barro, loza y porcelana	2.000	0	0	0	0	0	2.000
402	07	02	00	Vidrios y productos de vidrio	10.724	0	0	0	0	0	10.724
402	07	03	00	Productos de arcilla para construcción	10.000	0	0	0	0	0	10.000
402	07	04	00	Cemento, cal y yeso	144.926	0	0	0	0	0	144.926
402	08	00	00	Productos metálicos	2.353.082	0	0	0	0	0	2.353.082
402	08	01	00	Productos primarios de hierro y acero	47.600	0	0	0	0	0	47.600
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	566.318	0	0	0	0	0	566.318
402	08	05	00	Materiales de orden público, seguridad y defensa	24.000	0	0	0	0	0	24.000
402	08	07	00	Material de señalamiento	4.000	0	0	0	0	0	4.000
402	08	08	00	Material de educación	1.054.027	0	0	0	0	0	1.054.027
402	08	09	00	Repuestos y accesorios para equipos de transporte	636.137	0	0	0	0	0	636.137
402	08	10	00	Repuestos y accesorios para otros equipos	21.000	0	0	0	0	0	21.000
402	09	00	00	Productos de madera	42.300	0	0	0	0	0	42.300
402	09	02	00	Muebles y accesorios de madera para edificaciones	42.300	0	0	0	0	0	42.300
402	10	00	00	Productos varios y útiles diversos	9.606.733	0	0	0	0	0	9.606.733
402	10	01	00	Artículos de deporte, recreación y juguetes	1.457.494	0	0	0	0	0	1.457.494
402	10	02	00	Materiales y útiles de limpieza y aseo	2.879.895	0	0	0	0	0	2.879.895
402	10	03	00	Utensilios de cocina y comedor	296.495	0	0	0	0	0	296.495
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	14.000	0	0	0	0	0	14.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.464.011	0	0	0	0	0	1.464.011

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	427.652	0	0	0	0	0	427.652
402	10	07	00	Productos de seguridad en el trabajo	106.776	0	0	0	0	0	106.776
402	10	08	00	Materiales para equipos de computación	1.354.147	0	0	0	0	0	1.354.147
402	10	11	00	Materiales eléctricos	889.588	0	0	0	0	0	889.588
402	10	12	00	Materiales para instalaciones sanitarias	696.877	0	0	0	0	0	696.877
402	10	99	00	Otros productos y útiles diversos	19.798	0	0	0	0	0	19.798
402	99	00	00	Otros materiales y suministros	18.000	0	0	0	0	0	18.000
402	99	01	00	Otros materiales y suministros	18.000	0	0	0	0	0	18.000
403	**00**	**00**	**00**	**Servicios no personales**	**18.177.496**	**0**	**0**	**0**	**0**	**0**	**18.177.496**
403	01	00	00	Alquileres de inmuebles	25.000	0	0	0	0	0	25.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	25.000	0	0	0	0	0	25.000
403	02	00	00	Alquileres de maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	02	99	00	Alquileres de otras maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	04	00	00	Servicios básicos	22.342	0	0	0	0	0	22.342
403	04	02	00	Gas	22.342	0	0	0	0	0	22.342
403	07	00	00	Servicios de información, impresión y relaciones públicas	634.453	0	0	0	0	0	634.453
403	07	02	00	Imprenta y reproducción	412.122	0	0	0	0	0	412.122
403	07	03	00	Relaciones sociales	222.331	0	0	0	0	0	222.331
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	96	0	0	0	0	0	96
403	08	02	00	Comisiones y gastos bancarios	96	0	0	0	0	0	96
403	09	00	00	Viáticos y pasajes	7.714.690	0	0	0	0	0	7.714.690
403	09	01	00	Viáticos y pasajes dentro del país	5.118.705	0	0	0	0	0	5.118.705
403	09	02	00	Viáticos y pasajes fuera del país	2.595.147	0	0	0	0	0	2.595.147
403	09	03	00	Asignación por kilómetros recorridos	838	0	0	0	0	0	838
403	10	00	00	Servicios profesionales y técnicos	767.800	0	0	0	0	0	767.800
403	10	07	00	Servicios de capacitación y adiestramiento	747.800	0	0	0	0	0	747.800
403	10	09	00	Servicios de lavandería y tintorería	20.000	0	0	0	0	0	20.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.535.386	0	0	0	0	0	3.535.386
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	184.875	0	0	0	0	0	184.875

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE

META: 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.222.201	0	0	0	0	0	1.222.201
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	42.124	0	0	0	0	0	42.124
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	4.000	0	0	0	0	0	4.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	666.060	0	0	0	0	0	666.060
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	1.000	0	0	0	0	0	1.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.335.669	0	0	0	0	0	1.335.669
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	79.457	0	0	0	0	0	79.457
403	12	00	00	Conservación y reparaciones menores de obras	966.800	0	0	0	0	0	966.800
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	966.800	0	0	0	0	0	966.800
403	16	00	00	Servicios de diversión, esparcimiento y culturales	107.000	0	0	0	0	0	107.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	107.000	0	0	0	0	0	107.000
403	18	00	00	Impuestos indirectos	4.303.929	0	0	0	0	0	4.303.929
403	18	01	00	Impuesto al valor agregado	4.303.929	0	0	0	0	0	4.303.929
				Totales	**202.433.495**	**0**	**0**	**0**	**0**	**0**	**202.433.495**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE

META: 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080094001 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE EJÉRCITO.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 116.161

RESPONSABLE/EJECUTOR: DIRECCIÓN DE EDUCACIÓN DEL EJÉRCITO NACIONAL BOLIVARIANO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.092.273**	**0**	**0**	**0**	**0**	**0**	**5.092.273**
402	01	00	00	Productos alimenticios y agropecuarios	1.984.155	0	0	0	0	0	1.984.155
402	01	01	00	Alimentos y bebidas para personas	1.219.945	0	0	0	0	0	1.219.945
402	01	02	00	Alimentos para animales	592.183	0	0	0	0	0	592.183
402	01	03	00	Productos agrícolas y pecuarios	172.027	0	0	0	0	0	172.027
402	04	00	00	Productos de cuero y caucho	99.357	0	0	0	0	0	99.357
402	04	03	00	Cauchos y tripas para vehículos	99.357	0	0	0	0	0	99.357
402	05	00	00	Productos de papel, cartón e impresos	1.030.343	0	0	0	0	0	1.030.343
402	05	01	00	Pulpa de madera, papel y cartón	91.097	0	0	0	0	0	91.097
402	05	03	00	Productos de papel y cartón para oficina	532.872	0	0	0	0	0	532.872
402	05	04	00	Libros, revistas y periódicos	1.937	0	0	0	0	0	1.937
402	05	05	00	Material de enseñanza	229.048	0	0	0	0	0	229.048
402	05	06	00	Productos de papel y cartón para computación	118.927	0	0	0	0	0	118.927
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	52.526	0	0	0	0	0	52.526
402	05	99	00	Otros productos de pulpa, papel y cartón	3.936	0	0	0	0	0	3.936
402	06	00	00	Productos químicos y derivados	395.057	0	0	0	0	0	395.057
402	06	02	00	Abonos, plaguicidas y otros	1.019	0	0	0	0	0	1.019
402	06	03	00	Tintas, pinturas y colorantes	181.067	0	0	0	0	0	181.067
402	06	04	00	Productos farmacéuticos y medicamentos	75.988	0	0	0	0	0	75.988
402	06	06	00	Combustibles y lubricantes	136.983	0	0	0	0	0	136.983
402	07	00	00	Productos minerales no metálicos	4.773	0	0	0	0	0	4.773
402	07	04	00	Cemento, cal y yeso	4.773	0	0	0	0	0	4.773
402	08	00	00	Productos metálicos	474.813	0	0	0	0	0	474.813
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	177.508	0	0	0	0	0	177.508

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080094001 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE EJÉRCITO.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 116.161

RESPONSABLE/EJECUTOR: DIRECCIÓN DE EDUCACIÓN DEL EJÉRCITO NACIONAL BOLIVARIANO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	08	00	Material de educación	241.676	0	0	0	0	0	241.676
402	08	09	00	Repuestos y accesorios para equipos de transporte	55.629	0	0	0	0	0	55.629
402	10	00	00	Productos varios y útiles diversos	1.103.775	0	0	0	0	0	1.103.775
402	10	01	00	Artículos de deporte, recreación y juguetes	23.907	0	0	0	0	0	23.907
402	10	02	00	Materiales y útiles de limpieza y aseo	554.154	0	0	0	0	0	554.154
402	10	03	00	Utensilios de cocina y comedor	4.511	0	0	0	0	0	4.511
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	247.243	0	0	0	0	0	247.243
402	10	08	00	Materiales para equipos de computación	24.593	0	0	0	0	0	24.593
402	10	11	00	Materiales eléctricos	153.482	0	0	0	0	0	153.482
402	10	12	00	Materiales para instalaciones sanitarias	94.087	0	0	0	0	0	94.087
402	10	99	00	Otros productos y útiles diversos	1.798	0	0	0	0	0	1.798
403	**00**	**00**	**00**	**Servicios no personales**	**1.520.961**	**0**	**0**	**0**	**0**	**0**	**1.520.961**
403	04	00	00	Servicios básicos	7.062	0	0	0	0	0	7.062
403	04	02	00	Gas	7.062	0	0	0	0	0	7.062
403	09	00	00	Viáticos y pasajes	645.610	0	0	0	0	0	645.610
403	09	01	00	Viáticos y pasajes dentro del país	644.772	0	0	0	0	0	644.772
403	09	03	00	Asignación por kilómetros recorridos	838	0	0	0	0	0	838
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	467.597	0	0	0	0	0	467.597
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.575	0	0	0	0	0	1.575
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	182.631	0	0	0	0	0	182.631
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	26.701	0	0	0	0	0	26.701
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	245.233	0	0	0	0	0	245.233
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	11.457	0	0	0	0	0	11.457

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080094001 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE EJÉRCITO.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 116.161

RESPONSABLE/EJECUTOR: DIRECCIÓN DE EDUCACIÓN DEL EJÉRCITO NACIONAL BOLIVARIANO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	400.692	0	0	0	0	0	400.692
403	18	01	00	Impuesto al valor agregado	400.692	0	0	0	0	0	400.692
				Totales	**6.613.234**	0	0	0	0	0	**6.613.234**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080094002 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE ARMADA.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 76.092

RESPONSABLE/EJECUTOR: COMANDO NAVAL DE EDUCACIÓN DE LA ARMADA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.067.949**	**0**	**0**	**0**	**0**	**0**	**5.067.949**
402	01	00	00	Productos alimenticios y agropecuarios	411.610	0	0	0	0	0	411.610
402	01	01	00	Alimentos y bebidas para personas	411.610	0	0	0	0	0	411.610
402	03	00	00	Textiles y vestuarios	35.000	0	0	0	0	0	35.000
402	03	02	00	Prendas de vestir	35.000	0	0	0	0	0	35.000
402	04	00	00	Productos de cuero y caucho	17.716	0	0	0	0	0	17.716
402	04	03	00	Cauchos y tripas para vehículos	17.716	0	0	0	0	0	17.716
402	05	00	00	Productos de papel, cartón e impresos	1.311.739	0	0	0	0	0	1.311.739
402	05	01	00	Pulpa de madera, papel y cartón	282.037	0	0	0	0	0	282.037
402	05	03	00	Productos de papel y cartón para oficina	655.414	0	0	0	0	0	655.414
402	05	05	00	Material de enseñanza	114.273	0	0	0	0	0	114.273
402	05	06	00	Productos de papel y cartón para computación	99.301	0	0	0	0	0	99.301
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	152.714	0	0	0	0	0	152.714
402	05	99	00	Otros productos de pulpa, papel y cartón	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	730.467	0	0	0	0	0	730.467
402	06	01	00	Sustancias químicas y de uso industrial	14.900	0	0	0	0	0	14.900
402	06	03	00	Tintas, pinturas y colorantes	543.556	0	0	0	0	0	543.556
402	06	08	00	Productos plásticos	172.011	0	0	0	0	0	172.011
402	07	00	00	Productos minerales no metálicos	49.431	0	0	0	0	0	49.431
402	07	03	00	Productos de arcilla para construcción	10.000	0	0	0	0	0	10.000
402	07	04	00	Cemento, cal y yeso	39.431	0	0	0	0	0	39.431
402	08	00	00	Productos metálicos	185.850	0	0	0	0	0	185.850
402	08	01	00	Productos primarios de hierro y acero	40.600	0	0	0	0	0	40.600
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	90.250	0	0	0	0	0	90.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080094002 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE ARMADA.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 76.092

RESPONSABLE/EJECUTOR: COMANDO NAVAL DE EDUCACIÓN DE LA ARMADA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	55.000	0	0	0	0	0	55.000
402	09	00	00	Productos de madera	41.300	0	0	0	0	0	41.300
402	09	02	00	Muebles y accesorios de madera para edificaciones	41.300	0	0	0	0	0	41.300
402	10	00	00	Productos varios y útiles diversos	2.284.836	0	0	0	0	0	2.284.836
402	10	01	00	Artículos de deporte, recreación y juguetes	123.850	0	0	0	0	0	123.850
402	10	02	00	Materiales y útiles de limpieza y aseo	875.561	0	0	0	0	0	875.561
402	10	03	00	Utensilios de cocina y comedor	30.000	0	0	0	0	0	30.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	350.825	0	0	0	0	0	350.825
402	10	06	00	Condecoraciones, ofrendas y similares	60.400	0	0	0	0	0	60.400
402	10	07	00	Productos de seguridad en el trabajo	20.700	0	0	0	0	0	20.700
402	10	08	00	Materiales para equipos de computación	266.500	0	0	0	0	0	266.500
402	10	11	00	Materiales eléctricos	375.250	0	0	0	0	0	375.250
402	10	12	00	Materiales para instalaciones sanitarias	181.750	0	0	0	0	0	181.750
403	**00**	**00**	**00**	**Servicios no personales**	**3.180.832**	**0**	**0**	**0**	**0**	**0**	**3.180.832**
403	04	00	00	Servicios básicos	5.280	0	0	0	0	0	5.280
403	04	02	00	Gas	5.280	0	0	0	0	0	5.280
403	07	00	00	Servicios de información, impresión y relaciones públicas	81.000	0	0	0	0	0	81.000
403	07	02	00	Imprenta y reproducción	81.000	0	0	0	0	0	81.000
403	09	00	00	Viáticos y pasajes	1.143.163	0	0	0	0	0	1.143.163
403	09	01	00	Viáticos y pasajes dentro del país	1.143.163	0	0	0	0	0	1.143.163
403	10	00	00	Servicios profesionales y técnicos	567.800	0	0	0	0	0	567.800
403	10	07	00	Servicios de capacitación y adiestramiento	547.800	0	0	0	0	0	547.800
403	10	09	00	Servicios de lavandería y tintorería	20.000	0	0	0	0	0	20.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	204.760	0	0	0	0	0	204.760

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080094002 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE ARMADA.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 76.092

RESPONSABLE/EJECUTOR: COMANDO NAVAL DE EDUCACIÓN DE LA ARMADA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	18.300	0	0	0	0	0	18.300
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	65.000	0	0	0	0	0	65.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	121.460	0	0	0	0	0	121.460
403	12	00	00	Conservación y reparaciones menores de obras	427.000	0	0	0	0	0	427.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	427.000	0	0	0	0	0	427.000
403	18	00	00	Impuestos indirectos	751.829	0	0	0	0	0	751.829
403	18	01	00	Impuesto al valor agregado	751.829	0	0	0	0	0	751.829
				Totales	**8.248.781**	**0**	**0**	**0**	**0**	**0**	**8.248.781**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080094003 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE AVIACIÓN.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 120.500

RESPONSABLE/EJECUTOR: COMANDO DE PERSONAL DE LA AVIACIÓN MILITAR BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**3.044.000**	0	0	0	0	0	**3.044.000**
402	01	00	00	Productos alimenticios y agropecuarios	172.000	0	0	0	0	0	172.000
402	01	01	00	Alimentos y bebidas para personas	162.000	0	0	0	0	0	162.000
402	01	02	00	Alimentos para animales	10.000	0	0	0	0	0	10.000
402	02	00	00	Productos de minas, canteras y yacimientos	5.000	0	0	0	0	0	5.000
402	02	05	00	Piedra, arcilla, arena y tierra	5.000	0	0	0	0	0	5.000
402	03	00	00	Textiles y vestuarios	98.000	0	0	0	0	0	98.000
402	03	02	00	Prendas de vestir	78.000	0	0	0	0	0	78.000
402	03	03	00	Calzados	20.000	0	0	0	0	0	20.000
402	04	00	00	Productos de cuero y caucho	92.000	0	0	0	0	0	92.000
402	04	03	00	Cauchos y tripas para vehículos	92.000	0	0	0	0	0	92.000
402	05	00	00	Productos de papel, cartón e impresos	623.000	0	0	0	0	0	623.000
402	05	01	00	Pulpa de madera, papel y cartón	109.000	0	0	0	0	0	109.000
402	05	02	00	Envases y cajas de papel y cartón	44.000	0	0	0	0	0	44.000
402	05	03	00	Productos de papel y cartón para oficina	273.000	0	0	0	0	0	273.000
402	05	04	00	Libros, revistas y periódicos	40.000	0	0	0	0	0	40.000
402	05	05	00	Material de enseñanza	42.000	0	0	0	0	0	42.000
402	05	06	00	Productos de papel y cartón para computación	40.000	0	0	0	0	0	40.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	75.000	0	0	0	0	0	75.000
402	06	00	00	Productos químicos y derivados	347.000	0	0	0	0	0	347.000
402	06	01	00	Sustancias químicas y de uso industrial	54.000	0	0	0	0	0	54.000
402	06	02	00	Abonos, plaguicidas y otros	6.000	0	0	0	0	0	6.000
402	06	03	00	Tintas, pinturas y colorantes	128.000	0	0	0	0	0	128.000
402	06	04	00	Productos farmacéuticos y medicamentos	12.000	0	0	0	0	0	12.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080094003 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE AVIACIÓN.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 120.500

RESPONSABLE/EJECUTOR: COMANDO DE PERSONAL DE LA AVIACIÓN MILITAR BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	05	00	Productos de tocador	25.000	0	0	0	0	0	25.000
402	06	06	00	Combustibles y lubricantes	27.000	0	0	0	0	0	27.000
402	06	07	00	Productos diversos derivados del petróleo y del carbón	6.000	0	0	0	0	0	6.000
402	06	08	00	Productos plásticos	83.000	0	0	0	0	0	83.000
402	06	99	00	Otros productos de la industria química y conexos	6.000	0	0	0	0	0	6.000
402	07	00	00	Productos minerales no metálicos	40.000	0	0	0	0	0	40.000
402	07	01	00	Productos de barro, loza y porcelana	2.000	0	0	0	0	0	2.000
402	07	02	00	Vidrios y productos de vidrio	2.000	0	0	0	0	0	2.000
402	07	04	00	Cemento, cal y yeso	36.000	0	0	0	0	0	36.000
402	08	00	00	Productos metálicos	291.000	0	0	0	0	0	291.000
402	08	01	00	Productos primarios de hierro y acero	7.000	0	0	0	0	0	7.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	128.000	0	0	0	0	0	128.000
402	08	07	00	Material de señalamiento	4.000	0	0	0	0	0	4.000
402	08	08	00	Material de educación	24.000	0	0	0	0	0	24.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	107.000	0	0	0	0	0	107.000
402	08	10	00	Repuestos y accesorios para otros equipos	21.000	0	0	0	0	0	21.000
402	09	00	00	Productos de madera	1.000	0	0	0	0	0	1.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	1.375.000	0	0	0	0	0	1.375.000
402	10	01	00	Artículos de deporte, recreación y juguetes	225.000	0	0	0	0	0	225.000
402	10	02	00	Materiales y útiles de limpieza y aseo	203.000	0	0	0	0	0	203.000
402	10	03	00	Utensilios de cocina y comedor	73.000	0	0	0	0	0	73.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	14.000	0	0	0	0	0	14.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	159.000	0	0	0	0	0	159.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080094003 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE AVIACIÓN.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 120.500

RESPONSABLE/EJECUTOR: COMANDO DE PERSONAL DE LA AVIACIÓN MILITAR BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	225.000	0	0	0	0	0	225.000
402	10	07	00	Productos de seguridad en el trabajo	45.000	0	0	0	0	0	45.000
402	10	08	00	Materiales para equipos de computación	244.000	0	0	0	0	0	244.000
402	10	11	00	Materiales eléctricos	84.500	0	0	0	0	0	84.500
402	10	12	00	Materiales para instalaciones sanitarias	84.500	0	0	0	0	0	84.500
402	10	99	00	Otros productos y útiles diversos	18.000	0	0	0	0	0	18.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.941.405**	**0**	**0**	**0**	**0**	**0**	**1.941.405**
403	04	00	00	Servicios básicos	10.000	0	0	0	0	0	10.000
403	04	02	00	Gas	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	46.000	0	0	0	0	0	46.000
403	07	02	00	Imprenta y reproducción	46.000	0	0	0	0	0	46.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	96	0	0	0	0	0	96
403	08	02	00	Comisiones y gastos bancarios	96	0	0	0	0	0	96
403	09	00	00	Viáticos y pasajes	275.540	0	0	0	0	0	275.540
403	09	01	00	Viáticos y pasajes dentro del país	275.540	0	0	0	0	0	275.540
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	546.000	0	0	0	0	0	546.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	106.000	0	0	0	0	0	106.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	140.000	0	0	0	0	0	140.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	4.000	0	0	0	0	0	4.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	41.000	0	0	0	0	0	41.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	1.000	0	0	0	0	0	1.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	186.000	0	0	0	0	0	186.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	68.000	0	0	0	0	0	68.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080094003 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE AVIACIÓN.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 120.500

RESPONSABLE/EJECUTOR: COMANDO DE PERSONAL DE LA AVIACIÓN MILITAR BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	450.800	0	0	0	0	0	450.800
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	450.800	0	0	0	0	0	450.800
403	16	00	00	Servicios de diversión, esparcimiento y culturales	107.000	0	0	0	0	0	107.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	107.000	0	0	0	0	0	107.000
403	18	00	00	Impuestos indirectos	505.969	0	0	0	0	0	505.969
403	18	01	00	Impuesto al valor agregado	505.969	0	0	0	0	0	505.969
				Totales	**4.985.405**	0	0	0	0	0	**4.985.405**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080094004 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE GUARDIA NACIONAL.

UNIDAD DE MEDIDA: ALUMNO **META:** 26.931

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN DE LA GUARDIA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.125.048**	**0**	**0**	**0**	**0**	**0**	**6.125.048**
402	01	00	00	Productos alimenticios y agropecuarios	246.747	0	0	0	0	0	246.747
402	01	01	00	Alimentos y bebidas para personas	246.747	0	0	0	0	0	246.747
402	04	00	00	Productos de cuero y caucho	196.636	0	0	0	0	0	196.636
402	04	03	00	Cauchos y tripas para vehículos	196.636	0	0	0	0	0	196.636
402	05	00	00	Productos de papel, cartón e impresos	1.214.973	0	0	0	0	0	1.214.973
402	05	03	00	Productos de papel y cartón para oficina	1.032.329	0	0	0	0	0	1.032.329
402	05	04	00	Libros, revistas y periódicos	76.278	0	0	0	0	0	76.278
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	106.366	0	0	0	0	0	106.366
402	06	00	00	Productos químicos y derivados	1.912.011	0	0	0	0	0	1.912.011
402	06	03	00	Tintas, pinturas y colorantes	475.011	0	0	0	0	0	475.011
402	06	06	00	Combustibles y lubricantes	1.437.000	0	0	0	0	0	1.437.000
402	08	00	00	Productos metálicos	633.151	0	0	0	0	0	633.151
402	08	08	00	Material de educación	633.151	0	0	0	0	0	633.151
402	10	00	00	Productos varios y útiles diversos	1.921.530	0	0	0	0	0	1.921.530
402	10	01	00	Artículos de deporte, recreación y juguetes	410.583	0	0	0	0	0	410.583
402	10	02	00	Materiales y útiles de limpieza y aseo	608.648	0	0	0	0	0	608.648
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	204.325	0	0	0	0	0	204.325
402	10	08	00	Materiales para equipos de computación	373.657	0	0	0	0	0	373.657
402	10	11	00	Materiales eléctricos	119.568	0	0	0	0	0	119.568
402	10	12	00	Materiales para instalaciones sanitarias	204.749	0	0	0	0	0	204.749
403	**00**	**00**	**00**	**Servicios no personales**	**4.419.900**	**0**	**0**	**0**	**0**	**0**	**4.419.900**
403	09	00	00	Viáticos y pasajes	1.418.952	0	0	0	0	0	1.418.952
403	09	01	00	Viáticos y pasajes dentro del país	1.343.805	0	0	0	0	0	1.343.805

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080094004 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE GUARDIA NACIONAL.

UNIDAD DE MEDIDA: ALUMNO **META:** 26.931

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN DE LA GUARDIA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	75.147	0	0	0	0	0	75.147
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.725.891	0	0	0	0	0	1.725.891
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	580.854	0	0	0	0	0	580.854
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	571.959	0	0	0	0	0	571.959
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	573.078	0	0	0	0	0	573.078
403	18	00	00	Impuestos indirectos	1.275.057	0	0	0	0	0	1.275.057
403	18	01	00	Impuesto al valor agregado	1.275.057	0	0	0	0	0	1.275.057
				Totales	**10.544.948**	**0**	**0**	**0**	**0**	**0**	**10.544.948**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080094005 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL, EN LOS NIVELES BÁSICO, MEDIO Y DIVERSIFICADO DEL SISTEMA EDUCATIVO NACIONAL.

UNIDAD DE MEDIDA: ALUMNO **META:** 10.095

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.371.120**	**0**	**0**	**0**	**0**	**0**	**3.371.120**
402	01	00	00	Productos alimenticios y agropecuarios	1.076.000	0	0	0	0	0	1.076.000
402	01	01	00	Alimentos y bebidas para personas	1.076.000	0	0	0	0	0	1.076.000
402	02	00	00	Productos de minas, canteras y yacimientos	24.000	0	0	0	0	0	24.000
402	02	05	00	Piedra, arcilla, arena y tierra	24.000	0	0	0	0	0	24.000
402	04	00	00	Productos de cuero y caucho	35.000	0	0	0	0	0	35.000
402	04	03	00	Cauchos y tripas para vehículos	35.000	0	0	0	0	0	35.000
402	05	00	00	Productos de papel, cartón e impresos	825.500	0	0	0	0	0	825.500
402	05	01	00	Pulpa de madera, papel y cartón	208.000	0	0	0	0	0	208.000
402	05	03	00	Productos de papel y cartón para oficina	275.000	0	0	0	0	0	275.000
402	05	05	00	Material de enseñanza	71.000	0	0	0	0	0	71.000
402	05	06	00	Productos de papel y cartón para computación	36.500	0	0	0	0	0	36.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	235.000	0	0	0	0	0	235.000
402	06	00	00	Productos químicos y derivados	419.000	0	0	0	0	0	419.000
402	06	03	00	Tintas, pinturas y colorantes	126.000	0	0	0	0	0	126.000
402	06	05	00	Productos de tocador	33.000	0	0	0	0	0	33.000
402	06	06	00	Combustibles y lubricantes	125.000	0	0	0	0	0	125.000
402	06	08	00	Productos plásticos	135.000	0	0	0	0	0	135.000
402	07	00	00	Productos minerales no metálicos	28.000	0	0	0	0	0	28.000
402	07	04	00	Cemento, cal y yeso	28.000	0	0	0	0	0	28.000
402	08	00	00	Productos metálicos	145.920	0	0	0	0	0	145.920
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	75.000	0	0	0	0	0	75.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	70.920	0	0	0	0	0	70.920
402	10	00	00	Productos varios y útiles diversos	817.700	0	0	0	0	0	817.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080094005 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL, EN LOS NIVELES BÁSICO, MEDIO Y DIVERSIFICADO DEL SISTEMA EDUCATIVO NACIONAL.

UNIDAD DE MEDIDA: ALUMNO **META:** 10.095

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	01	00	Artículos de deporte, recreación y juguetes	25.000	0	0	0	0	0	25.000
402	10	02	00	Materiales y útiles de limpieza y aseo	277.700	0	0	0	0	0	277.700
402	10	03	00	Utensilios de cocina y comedor	38.000	0	0	0	0	0	38.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	230.000	0	0	0	0	0	230.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	07	00	Productos de seguridad en el trabajo	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	112.000	0	0	0	0	0	112.000
402	10	11	00	Materiales eléctricos	62.000	0	0	0	0	0	62.000
402	10	12	00	Materiales para instalaciones sanitarias	38.000	0	0	0	0	0	38.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.589.047**	**0**	**0**	**0**	**0**	**0**	**1.589.047**
403	01	00	00	Alquileres de inmuebles	25.000	0	0	0	0	0	25.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	38.000	0	0	0	0	0	38.000
403	07	02	00	Imprenta y reproducción	38.000	0	0	0	0	0	38.000
403	09	00	00	Viáticos y pasajes	764.513	0	0	0	0	0	764.513
403	09	01	00	Viáticos y pasajes dentro del país	764.513	0	0	0	0	0	764.513
403	10	00	00	Servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	10	07	00	Servicios de capacitación y adiestramiento	50.000	0	0	0	0	0	50.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	173.000	0	0	0	0	0	173.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	15.000	0	0	0	0	0	15.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	63.000	0	0	0	0	0	63.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	95.000	0	0	0	0	0	95.000
403	12	00	00	Conservación y reparaciones menores de obras	89.000	0	0	0	0	0	89.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	89.000	0	0	0	0	0	89.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080094005 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL, EN LOS NIVELES BÁSICO, MEDIO Y DIVERSIFICADO DEL SISTEMA EDUCATIVO NACIONAL.

UNIDAD DE MEDIDA: ALUMNO **META:** 10.095

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	449.534	0	0	0	0	0	449.534
403	18	01	00	Impuesto al valor agregado	449.534	0	0	0	0	0	449.534
				Totales	**4.960.167**	**0**	**0**	**0**	**0**	**0**	**4.960.167**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080094006 CAPACITAR EN FORMA CONTINUA A MILITARES Y CIVILES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 6.660

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**4.253.692**	0	0	0	0	0	**4.253.692**
402	01	00	00	Productos alimenticios y agropecuarios	367.243	0	0	0	0	0	367.243
402	01	01	00	Alimentos y bebidas para personas	367.243	0	0	0	0	0	367.243
402	04	00	00	Productos de cuero y caucho	323.297	0	0	0	0	0	323.297
402	04	03	00	Cauchos y tripas para vehículos	323.297	0	0	0	0	0	323.297
402	05	00	00	Productos de papel, cartón e impresos	846.443	0	0	0	0	0	846.443
402	05	01	00	Pulpa de madera, papel y cartón	266.333	0	0	0	0	0	266.333
402	05	03	00	Productos de papel y cartón para oficina	305.923	0	0	0	0	0	305.923
402	05	04	00	Libros, revistas y periódicos	4.493	0	0	0	0	0	4.493
402	05	05	00	Material de enseñanza	5.200	0	0	0	0	0	5.200
402	05	06	00	Productos de papel y cartón para computación	34.912	0	0	0	0	0	34.912
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	229.582	0	0	0	0	0	229.582
402	06	00	00	Productos químicos y derivados	711.446	0	0	0	0	0	711.446
402	06	03	00	Tintas, pinturas y colorantes	268.080	0	0	0	0	0	268.080
402	06	04	00	Productos farmacéuticos y medicamentos	25.361	0	0	0	0	0	25.361
402	06	05	00	Productos de tocador	102.246	0	0	0	0	0	102.246
402	06	06	00	Combustibles y lubricantes	145.147	0	0	0	0	0	145.147
402	06	08	00	Productos plásticos	170.612	0	0	0	0	0	170.612
402	07	00	00	Productos minerales no metálicos	45.446	0	0	0	0	0	45.446
402	07	02	00	Vidrios y productos de vidrio	8.724	0	0	0	0	0	8.724
402	07	04	00	Cemento, cal y yeso	36.722	0	0	0	0	0	36.722
402	08	00	00	Productos metálicos	560.348	0	0	0	0	0	560.348
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	75.560	0	0	0	0	0	75.560
402	08	08	00	Material de educación	155.200	0	0	0	0	0	155.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080094006 CAPACITAR EN FORMA CONTINUA A MILITARES Y CIVILES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 6.660

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	329.588	0	0	0	0	0	329.588
402	10	00	00	Productos varios y útiles diversos	1.399.469	0	0	0	0	0	1.399.469
402	10	01	00	Artículos de deporte, recreación y juguetes	28.431	0	0	0	0	0	28.431
402	10	02	00	Materiales y útiles de limpieza y aseo	326.732	0	0	0	0	0	326.732
402	10	03	00	Utensilios de cocina y comedor	150.984	0	0	0	0	0	150.984
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	258.618	0	0	0	0	0	258.618
402	10	06	00	Condecoraciones, ofrendas y similares	132.252	0	0	0	0	0	132.252
402	10	07	00	Productos de seguridad en el trabajo	16.076	0	0	0	0	0	16.076
402	10	08	00	Materiales para equipos de computación	297.797	0	0	0	0	0	297.797
402	10	11	00	Materiales eléctricos	94.788	0	0	0	0	0	94.788
402	10	12	00	Materiales para instalaciones sanitarias	93.791	0	0	0	0	0	93.791
403	**00**	**00**	**00**	**Servicios no personales**	**2.249.968**	**0**	**0**	**0**	**0**	**0**	**2.249.968**
403	02	00	00	Alquileres de maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	02	99	00	Alquileres de otras maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	469.453	0	0	0	0	0	469.453
403	07	02	00	Imprenta y reproducción	247.122	0	0	0	0	0	247.122
403	07	03	00	Relaciones sociales	222.331	0	0	0	0	0	222.331
403	09	00	00	Viáticos y pasajes	540.246	0	0	0	0	0	540.246
403	09	01	00	Viáticos y pasajes dentro del pais	540.246	0	0	0	0	0	540.246
403	10	00	00	Servicios profesionales y técnicos	150.000	0	0	0	0	0	150.000
403	10	07	00	Servicios de capacitación y adiestramiento	150.000	0	0	0	0	0	150.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	410.138	0	0	0	0	0	410.138
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	44.000	0	0	0	0	0	44.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	182.716	0	0	0	0	0	182.716

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080094006 CAPACITAR EN FORMA CONTINUA A MILITARES Y CIVILES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 6.660

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	42.124	0	0	0	0	0	42.124
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	26.400	0	0	0	0	0	26.400
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	114.898	0	0	0	0	0	114.898
403	18	00	00	Impuestos indirectos	580.131	0	0	0	0	0	580.131
403	18	01	00	Impuesto al valor agregado	580.131	0	0	0	0	0	580.131
				Totales	**6.503.660**	**0**	**0**	**0**	**0**	**0**	**6.503.660**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080094007 CONTRIBUIR CON EL DESARROLLO DEPORTIVO A TRAVÉS DEL ENTRENAMIENTO Y LA PARTICIPACIÓN, PROMOCIÓN, ORGANIZACIÓN Y EJECUCIÓN DE EVENTOS DEPORTIVOS A NIVEL NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: EVENTO **META:** 36

RESPONSABLE/EJECUTOR: FEDERACIÓN POLIDEPORTIVA DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.849.308**	**0**	**0**	**0**	**0**	**0**	**2.849.308**
402	01	00	00	Productos alimenticios y agropecuarios	260.000	0	0	0	0	0	260.000
402	01	01	00	Alimentos y bebidas para personas	260.000	0	0	0	0	0	260.000
402	03	00	00	Textiles y vestuarios	1.725.000	0	0	0	0	0	1.725.000
402	03	02	00	Prendas de vestir	1.300.000	0	0	0	0	0	1.300.000
402	03	03	00	Calzados	425.000	0	0	0	0	0	425.000
402	04	00	00	Productos de cuero y caucho	8.000	0	0	0	0	0	8.000
402	04	03	00	Cauchos y tripas para vehículos	8.000	0	0	0	0	0	8.000
402	05	00	00	Productos de papel, cartón e impresos	52.635	0	0	0	0	0	52.635
402	05	03	00	Productos de papel y cartón para oficina	47.635	0	0	0	0	0	47.635
402	05	04	00	Libros, revistas y periódicos	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	19.250	0	0	0	0	0	19.250
402	06	04	00	Productos farmacéuticos y medicamentos	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	9.250	0	0	0	0	0	9.250
402	08	00	00	Productos metálicos	62.000	0	0	0	0	0	62.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	20.000	0	0	0	0	0	20.000
402	08	05	00	Materiales de orden público, seguridad y defensa	24.000	0	0	0	0	0	24.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	18.000	0	0	0	0	0	18.000
402	10	00	00	Productos varios y útiles diversos	704.423	0	0	0	0	0	704.423
402	10	01	00	Artículos de deporte, recreación y juguetes	620.723	0	0	0	0	0	620.723
402	10	02	00	Materiales y útiles de limpieza y aseo	34.100	0	0	0	0	0	34.100
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	14.000	0	0	0	0	0	14.000
402	10	08	00	Materiales para equipos de computación	35.600	0	0	0	0	0	35.600
402	99	00	00	Otros materiales y suministros	18.000	0	0	0	0	0	18.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080094007 CONTRIBUIR CON EL DESARROLLO DEPORTIVO A TRAVÉS DEL ENTRENAMIENTO Y LA PARTICIPACIÓN, PROMOCIÓN, ORGANIZACIÓN Y EJECUCIÓN DE EVENTOS DEPORTIVOS A NIVEL NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: EVENTO **META:** 36

RESPONSABLE/EJECUTOR: FEDERACIÓN POLIDEPORTIVA DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	18.000	0	0	0	0	0	18.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.275.383**	**0**	**0**	**0**	**0**	**0**	**3.275.383**
403	09	00	00	Viáticos y pasajes	2.926.666	0	0	0	0	0	2.926.666
403	09	01	00	Viáticos y pasajes dentro del país	406.666	0	0	0	0	0	406.666
403	09	02	00	Viáticos y pasajes fuera del país	2.520.000	0	0	0	0	0	2.520.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.000	0	0	0	0	0	8.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.000	0	0	0	0	0	8.000
403	18	00	00	Impuestos indirectos	340.717	0	0	0	0	0	340.717
403	18	01	00	Impuesto al valor agregado	340.717	0	0	0	0	0	340.717
				Totales	**6.124.691**	**0**	**0**	**0**	**0**	**0**	**6.124.691**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 118338 080094000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES EDUCATIVAS EN LOS NIVELES INICIAL, BÁSICA, MEDIA, DIVERSIFICADA DEL SISTEMA EDUCATIVO NACIONAL Y ESPECIALIDADES MILITARES, CON LA FINALIDAD DE GARANTIZAR EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN VENEZOLANA EN GENERAL.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 319.413

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080094008 DESARROLLAR LAS ACTIVIDADES ADMINISTRATIVAS INHERENTES AL FUNCIONAMIENTO DE LAS UNIDADES ADSCRITAS.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS DEL MPPD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**154.452.609**	**0**	**0**	**0**	**0**	**0**	**154.452.609**
401	01	00	00	Sueldos, salarios y otras retribuciones	81.552.609	0	0	0	0	0	81.552.609
401	01	21	00	Sueldo o ración del personal militar no profesional	81.552.609	0	0	0	0	0	81.552.609
401	04	00	00	Complementos de sueldos y salarios	72.900.000	0	0	0	0	0	72.900.000
401	04	32	00	Complemento al personal militar por gastos de alimentación	56.700.000	0	0	0	0	0	56.700.000
401	04	33	00	Complemento al personal militar por gastos de transporte	16.200.000	0	0	0	0	0	16.200.000
				Totales	**154.452.609**	**0**	**0**	**0**	**0**	**0**	**154.452.609**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118487 080095000 DEFENSORÍA PÚBLICA MILITAR

OBJETIVO DEL PROYECTO: CONTRIBUIR EN LA IMPLEMENTACIÓN DE UNA JUSTICIA IMPARCIAL, EQUITATIVA, TRANSPARENTE, EXPEDITA Y GRATUITA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 15.388

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.382.248**	**0**	**0**	**0**	**0**	**0**	**3.382.248**
402	01	00	00	Productos alimenticios y agropecuarios	2.656.914	0	0	0	0	0	2.656.914
402	01	01	00	Alimentos y bebidas para personas	2.656.914	0	0	0	0	0	2.656.914
402	04	00	00	Productos de cuero y caucho	85.590	0	0	0	0	0	85.590
402	04	03	00	Cauchos y tripas para vehículos	85.590	0	0	0	0	0	85.590
402	05	00	00	Productos de papel, cartón e impresos	224.306	0	0	0	0	0	224.306
402	05	01	00	Pulpa de madera, papel y cartón	54.215	0	0	0	0	0	54.215
402	05	02	00	Envases y cajas de papel y cartón	9.563	0	0	0	0	0	9.563
402	05	03	00	Productos de papel y cartón para oficina	143.319	0	0	0	0	0	143.319
402	05	04	00	Libros, revistas y periódicos	17.209	0	0	0	0	0	17.209
402	06	00	00	Productos químicos y derivados	82.770	0	0	0	0	0	82.770
402	06	03	00	Tintas, pinturas y colorantes	50.929	0	0	0	0	0	50.929
402	06	06	00	Combustibles y lubricantes	22.699	0	0	0	0	0	22.699
402	06	08	00	Productos plásticos	9.142	0	0	0	0	0	9.142
402	08	00	00	Productos metálicos	53.562	0	0	0	0	0	53.562
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.046	0	0	0	0	0	5.046
402	08	09	00	Repuestos y accesorios para equipos de transporte	48.516	0	0	0	0	0	48.516
402	10	00	00	Productos varios y útiles diversos	279.106	0	0	0	0	0	279.106
402	10	01	00	Artículos de deporte, recreación y juguetes	26.103	0	0	0	0	0	26.103
402	10	02	00	Materiales y útiles de limpieza y aseo	59.773	0	0	0	0	0	59.773
402	10	03	00	Utensilios de cocina y comedor	3.592	0	0	0	0	0	3.592
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	44.201	0	0	0	0	0	44.201
402	10	06	00	Condecoraciones, ofrendas y similares	18.594	0	0	0	0	0	18.594
402	10	08	00	Materiales para equipos de computación	107.528	0	0	0	0	0	107.528
402	10	11	00	Materiales eléctricos	19.315	0	0	0	0	0	19.315
403	**00**	**00**	**00**	**Servicios no personales**	**1.653.516**	**0**	**0**	**0**	**0**	**0**	**1.653.516**
403	04	00	00	Servicios básicos	23.532	0	0	0	0	0	23.532
403	04	02	00	Gas	10.032	0	0	0	0	0	10.032
403	04	05	00	Servicio de comunicaciones	13.500	0	0	0	0	0	13.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118487 080095000 DEFENSORÍA PÚBLICA MILITAR

OBJETIVO DEL PROYECTO: CONTRIBUIR EN LA IMPLEMENTACIÓN DE UNA JUSTICIA IMPARCIAL, EQUITATIVA, TRANSPARENTE, EXPEDITA Y GRATUITA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 15.388

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	31.594	0	0	0	0	0	31.594
403	07	02	00	Imprenta y reproducción	31.594	0	0	0	0	0	31.594
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	94	0	0	0	0	0	94
403	08	02	00	Comisiones y gastos bancarios	94	0	0	0	0	0	94
403	09	00	00	Viáticos y pasajes	571.154	0	0	0	0	0	571.154
403	09	01	00	Viáticos y pasajes dentro del país	571.154	0	0	0	0	0	571.154
403	10	00	00	Servicios profesionales y técnicos	62.581	0	0	0	0	0	62.581
403	10	03	00	Servicios de procesamiento de datos	17.580	0	0	0	0	0	17.580
403	10	07	00	Servicios de capacitación y adiestramiento	45.001	0	0	0	0	0	45.001
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	461.715	0	0	0	0	0	461.715
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	364.324	0	0	0	0	0	364.324
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	97.391	0	0	0	0	0	97.391
403	12	00	00	Conservación y reparaciones menores de obras	125.752	0	0	0	0	0	125.752
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	125.752	0	0	0	0	0	125.752
403	18	00	00	Impuestos indirectos	377.094	0	0	0	0	0	377.094
403	18	01	00	Impuesto al valor agregado	377.094	0	0	0	0	0	377.094
				Totales	**5.035.764**	**0**	**0**	**0**	**0**	**0**	**5.035.764**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118487 080095000 DEFENSORÍA PÚBLICA MILITAR

OBJETIVO DEL PROYECTO: CONTRIBUIR EN LA IMPLEMENTACIÓN DE UNA JUSTICIA IMPARCIAL, EQUITATIVA, TRANSPARENTE, EXPEDITA Y GRATUITA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 15.388

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118487 080095000 DEFENSORÍA PÚBLICA MILITAR

OBJETIVO DEL PROYECTO: CONTRIBUIR EN LA IMPLEMENTACIÓN DE UNA JUSTICIA IMPARCIAL, EQUITATIVA, TRANSPARENTE, EXPEDITA Y GRATUITA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 15.388

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 080095001 EJERCER LA TUTELA JUDICIAL EFECTIVA, EXPEDITA Y GRATUITA AL PERSONAL QUE CONFORMA LA F.A.N

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 15.388

RESPONSABLE/EJECUTOR: DEFENSORÍA PÚBLICA MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**731.307**	**0**	**0**	**0**	**0**	**0**	**731.307**
402	01	00	00	Productos alimenticios y agropecuarios	179.408	0	0	0	0	0	179.408
402	01	01	00	Alimentos y bebidas para personas	179.408	0	0	0	0	0	179.408
402	04	00	00	Productos de cuero y caucho	64.580	0	0	0	0	0	64.580
402	04	03	00	Cauchos y tripas para vehículos	64.580	0	0	0	0	0	64.580
402	05	00	00	Productos de papel, cartón e impresos	181.259	0	0	0	0	0	181.259
402	05	01	00	Pulpa de madera, papel y cartón	45.489	0	0	0	0	0	45.489
402	05	02	00	Envases y cajas de papel y cartón	7.491	0	0	0	0	0	7.491
402	05	03	00	Productos de papel y cartón para oficina	115.922	0	0	0	0	0	115.922
402	05	04	00	Libros, revistas y periódicos	12.357	0	0	0	0	0	12.357
402	06	00	00	Productos químicos y derivados	57.936	0	0	0	0	0	57.936
402	06	03	00	Tintas, pinturas y colorantes	37.576	0	0	0	0	0	37.576
402	06	06	00	Combustibles y lubricantes	12.298	0	0	0	0	0	12.298
402	06	08	00	Productos plásticos	8.062	0	0	0	0	0	8.062
402	08	00	00	Productos metálicos	31.267	0	0	0	0	0	31.267
402	08	09	00	Repuestos y accesorios para equipos de transporte	31.267	0	0	0	0	0	31.267
402	10	00	00	Productos varios y útiles diversos	216.857	0	0	0	0	0	216.857
402	10	01	00	Artículos de deporte, recreación y juguetes	7.352	0	0	0	0	0	7.352
402	10	02	00	Materiales y útiles de limpieza y aseo	40.768	0	0	0	0	0	40.768
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	34.277	0	0	0	0	0	34.277
402	10	06	00	Condecoraciones, ofrendas y similares	18.594	0	0	0	0	0	18.594
402	10	08	00	Materiales para equipos de computación	100.683	0	0	0	0	0	100.683
402	10	11	00	Materiales eléctricos	15.183	0	0	0	0	0	15.183
403	**00**	**00**	**00**	**Servicios no personales**	**1.291.127**	**0**	**0**	**0**	**0**	**0**	**1.291.127**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118487 080095000 DEFENSORÍA PÚBLICA MILITAR

OBJETIVO DEL PROYECTO: CONTRIBUIR EN LA IMPLEMENTACIÓN DE UNA JUSTICIA IMPARCIAL, EQUITATIVA, TRANSPARENTE, EXPEDITA Y GRATUITA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 15.388

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080095001 EJERCER LA TUTELA JUDICIAL EFECTIVA, EXPEDITA Y GRATUITA AL PERSONAL QUE CONFORMA LA F.A.N

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 15.388

RESPONSABLE/EJECUTOR: DEFENSORÍA PÚBLICA MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	00	00	Servicios básicos	23.532	0	0	0	0	0	23.532
403	04	02	00	Gas	10.032	0	0	0	0	0	10.032
403	04	05	00	Servicio de comunicaciones	13.500	0	0	0	0	0	13.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	22.878	0	0	0	0	0	22.878
403	07	02	00	Imprenta y reproducción	22.878	0	0	0	0	0	22.878
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	94	0	0	0	0	0	94
403	08	02	00	Comisiones y gastos bancarios	94	0	0	0	0	0	94
403	09	00	00	Viáticos y pasajes	397.817	0	0	0	0	0	397.817
403	09	01	00	Viáticos y pasajes dentro del país	397.817	0	0	0	0	0	397.817
403	10	00	00	Servicios profesionales y técnicos	62.581	0	0	0	0	0	62.581
403	10	03	00	Servicios de procesamiento de datos	17.580	0	0	0	0	0	17.580
403	10	07	00	Servicios de capacitación y adiestramiento	45.001	0	0	0	0	0	45.001
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	330.515	0	0	0	0	0	330.515
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	249.899	0	0	0	0	0	249.899
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	80.616	0	0	0	0	0	80.616
403	12	00	00	Conservación y reparaciones menores de obras	125.752	0	0	0	0	0	125.752
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	125.752	0	0	0	0	0	125.752
403	18	00	00	Impuestos indirectos	327.958	0	0	0	0	0	327.958
403	18	01	00	Impuesto al valor agregado	327.958	0	0	0	0	0	327.958
				Totales	**2.022.434**	**0**	**0**	**0**	**0**	**0**	**2.022.434**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118487 080095000 DEFENSORÍA PÚBLICA MILITAR

OBJETIVO DEL PROYECTO: CONTRIBUIR EN LA IMPLEMENTACIÓN DE UNA JUSTICIA IMPARCIAL, EQUITATIVA, TRANSPARENTE, EXPEDITA Y GRATUITA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 15.388

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080095002 REALIZAR LAS ACTIVIDADES DE LOGÍSTICA NECESARIAS QUE GARANTICEN EL FUNCIONAMIENTO DE TODOS LOS CENTROS DE PROCESADOS MILITARES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 120

RESPONSABLE/EJECUTOR: DEFENSORÍA PÚBLICA MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.650.941**	**0**	**0**	**0**	**0**	**0**	**2.650.941**
402	01	00	00	Productos alimenticios y agropecuarios	2.477.506	0	0	0	0	0	2.477.506
402	01	01	00	Alimentos y bebidas para personas	2.477.506	0	0	0	0	0	2.477.506
402	04	00	00	Productos de cuero y caucho	21.010	0	0	0	0	0	21.010
402	04	03	00	Cauchos y tripas para vehículos	21.010	0	0	0	0	0	21.010
402	05	00	00	Productos de papel, cartón e impresos	43.047	0	0	0	0	0	43.047
402	05	01	00	Pulpa de madera, papel y cartón	8.726	0	0	0	0	0	8.726
402	05	02	00	Envases y cajas de papel y cartón	2.072	0	0	0	0	0	2.072
402	05	03	00	Productos de papel y cartón para oficina	27.397	0	0	0	0	0	27.397
402	05	04	00	Libros, revistas y periódicos	4.852	0	0	0	0	0	4.852
402	06	00	00	Productos químicos y derivados	24.834	0	0	0	0	0	24.834
402	06	03	00	Tintas, pinturas y colorantes	13.353	0	0	0	0	0	13.353
402	06	06	00	Combustibles y lubricantes	10.401	0	0	0	0	0	10.401
402	06	08	00	Productos plásticos	1.080	0	0	0	0	0	1.080
402	08	00	00	Productos metálicos	22.295	0	0	0	0	0	22.295
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.046	0	0	0	0	0	5.046
402	08	09	00	Repuestos y accesorios para equipos de transporte	17.249	0	0	0	0	0	17.249
402	10	00	00	Productos varios y útiles diversos	62.249	0	0	0	0	0	62.249
402	10	01	00	Artículos de deporte, recreación y juguetes	18.751	0	0	0	0	0	18.751
402	10	02	00	Materiales y útiles de limpieza y aseo	19.005	0	0	0	0	0	19.005
402	10	03	00	Utensilios de cocina y comedor	3.592	0	0	0	0	0	3.592
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	9.924	0	0	0	0	0	9.924
402	10	08	00	Materiales para equipos de computación	6.845	0	0	0	0	0	6.845
402	10	11	00	Materiales eléctricos	4.132	0	0	0	0	0	4.132

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 118487 080095000 DEFENSORÍA PÚBLICA MILITAR

OBJETIVO DEL PROYECTO: CONTRIBUIR EN LA IMPLEMENTACIÓN DE UNA JUSTICIA IMPARCIAL, EQUITATIVA, TRANSPARENTE, EXPEDITA Y GRATUITA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 15.388

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080095002 REALIZAR LAS ACTIVIDADES DE LOGÍSTICA NECESARIAS QUE GARANTICEN EL FUNCIONAMIENTO DE TODOS LOS CENTROS DE PROCESADOS MILITARES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 120

RESPONSABLE/EJECUTOR: DEFENSORÍA PÚBLICA MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**362.389**	0	0	0	0	0	**362.389**
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.716	0	0	0	0	0	8.716
403	07	02	00	Imprenta y reproducción	8.716	0	0	0	0	0	8.716
403	09	00	00	Viáticos y pasajes	173.337	0	0	0	0	0	173.337
403	09	01	00	Viáticos y pasajes dentro del país	173.337	0	0	0	0	0	173.337
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	131.200	0	0	0	0	0	131.200
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	114.425	0	0	0	0	0	114.425
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	16.775	0	0	0	0	0	16.775
403	18	00	00	Impuestos indirectos	49.136	0	0	0	0	0	49.136
403	18	01	00	Impuesto al valor agregado	49.136	0	0	0	0	0	49.136
				Totales	**3.013.330**	0	0	0	0	0	**3.013.330**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**776.795.066**	**0**	**0**	**0**	**0**	**0**	**776.795.066**
401	01	00	00	Sueldos, salarios y otras retribuciones	162.565.227	0	0	0	0	0	162.565.227
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	94.396.515	0	0	0	0	0	94.396.515
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	258.072	0	0	0	0	0	258.072
401	01	03	00	Suplencias a empleados	2.427.247	0	0	0	0	0	2.427.247
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	57.806.734	0	0	0	0	0	57.806.734
401	01	13	00	Suplencias a obreros	2.231.905	0	0	0	0	0	2.231.905
401	01	18	00	Remuneraciones al personal contratado	5.444.754	0	0	0	0	0	5.444.754
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	87.573.039	0	0	0	0	0	87.573.039
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	48.404.225	0	0	0	0	0	48.404.225
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	39.168.814	0	0	0	0	0	39.168.814
401	03	00	00	Primas	49.272.042	0	0	0	0	0	49.272.042
401	03	08	00	Primas de profesionalización a empleados	9.804.243	0	0	0	0	0	9.804.243
401	03	09	00	Primas por antigüedad a empleados	6.193.788	0	0	0	0	0	6.193.788
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.693.317	0	0	0	0	0	2.693.317
401	03	16	00	Primas por mérito a obreros	8.879	0	0	0	0	0	8.879
401	03	19	00	Primas por hijos de obreros	3.704	0	0	0	0	0	3.704
401	03	21	00	Primas por antigüedad a obreros	4.558.537	0	0	0	0	0	4.558.537
401	03	22	00	Primas de profesionalización a obreros	671.636	0	0	0	0	0	671.636
401	03	96	00	Otras primas al personal contratado	695.269	0	0	0	0	0	695.269
401	03	97	00	Otras primas a empleados	16.154.147	0	0	0	0	0	16.154.147
401	03	98	00	Otras primas a obreros	8.488.522	0	0	0	0	0	8.488.522
401	04	00	00	Complementos de sueldos y salarios	280.758.506	0	0	0	0	0	280.758.506
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	10.778.960	0	0	0	0	0	10.778.960
401	04	02	00	Complemento a empleados por trabajo nocturno	29.075.905	0	0	0	0	0	29.075.905
401	04	03	00	Complemento a empleados por gastos de alimentación	3.593.402	0	0	0	0	0	3.593.402
401	04	08	00	Bono compensatorio de alimentación a empleados	91.384.480	0	0	0	0	0	91.384.480
401	04	10	00	Complemento a empleados por días feriados	27.464.044	0	0	0	0	0	27.464.044

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	482.762	0	0	0	0	0	482.762
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	5.840.328	0	0	0	0	0	5.840.328
401	04	18	00	Bono compensatorio de alimentación a obreros	46.425.960	0	0	0	0	0	46.425.960
401	04	20	00	Complemento a obreros por días feriados	6.896.766	0	0	0	0	0	6.896.766
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.266.931	0	0	0	0	0	1.266.931
401	04	26	00	Bono compensatorio de alimentación al personal contratado	5.802.300	0	0	0	0	0	5.802.300
401	04	28	00	Complemento al personal contratado por días feriados	922.966	0	0	0	0	0	922.966
401	04	96	00	Otros complementos a empleados	29.261.250	0	0	0	0	0	29.261.250
401	04	97	00	Otros complementos a obreros	16.896.600	0	0	0	0	0	16.896.600
401	04	98	00	Otros complementos al personal contratado	4.665.852	0	0	0	0	0	4.665.852
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	81.820.107	0	0	0	0	0	81.820.107
401	05	03	00	Bono vacacional a empleados	53.150.870	0	0	0	0	0	53.150.870
401	05	06	00	Bono vacacional a obreros	25.436.881	0	0	0	0	0	25.436.881
401	05	08	00	Bono vacacional al personal contratado	3.232.356	0	0	0	0	0	3.232.356
401	06	00	00	Aportes patronales y legales	46.199.661	0	0	0	0	0	46.199.661
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	26.094.424	0	0	0	0	0	26.094.424
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	5.337.130	0	0	0	0	0	5.337.130
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.558.087	0	0	0	0	0	3.558.087
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.558.087	0	0	0	0	0	3.558.087
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.355.583	0	0	0	0	0	2.355.583
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.586.626	0	0	0	0	0	1.586.626
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.057.751	0	0	0	0	0	1.057.751
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.057.751	0	0	0	0	0	1.057.751
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.304.363	0	0	0	0	0	1.304.363
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	289.859	0	0	0	0	0	289.859
401	07	00	00	Asistencia socio-económica	23.326.897	0	0	0	0	0	23.326.897
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	15.118.384	0	0	0	0	0	15.118.384
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	8.208.513	0	0	0	0	0	8.208.513

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	45.279.587	0	0	0	0	0	45.279.587
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	27.474.478	0	0	0	0	0	27.474.478
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	15.335.000	0	0	0	0	0	15.335.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.470.109	0	0	0	0	0	2.470.109
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**729.076.807**	**0**	**0**	**0**	**0**	**0**	**729.076.807**
402	01	00	00	Productos alimenticios y agropecuarios	59.391.325	0	0	0	0	0	59.391.325
402	01	01	00	Alimentos y bebidas para personas	58.728.925	0	0	0	0	0	58.728.925
402	01	02	00	Alimentos para animales	662.400	0	0	0	0	0	662.400
402	02	00	00	Productos de minas, canteras y yacimientos	68.906	0	0	0	0	0	68.906
402	02	05	00	Piedra, arcilla, arena y tierra	68.906	0	0	0	0	0	68.906
402	03	00	00	Textiles y vestuarios	2.016.427	0	0	0	0	0	2.016.427
402	03	01	00	Textiles	1.343.348	0	0	0	0	0	1.343.348
402	03	02	00	Prendas de vestir	673.079	0	0	0	0	0	673.079
402	04	00	00	Productos de cuero y caucho	686.355	0	0	0	0	0	686.355
402	04	02	00	Productos de cuero y sucedáneos del cuero	45.125	0	0	0	0	0	45.125
402	04	03	00	Cauchos y tripas para vehículos	641.230	0	0	0	0	0	641.230
402	05	00	00	Productos de papel, cartón e impresos	17.197.495	0	0	0	0	0	17.197.495
402	05	01	00	Pulpa de madera, papel y cartón	2.733.674	0	0	0	0	0	2.733.674
402	05	02	00	Envases y cajas de papel y cartón	2.927.732	0	0	0	0	0	2.927.732
402	05	03	00	Productos de papel y cartón para oficina	4.725.248	0	0	0	0	0	4.725.248
402	05	04	00	Libros, revistas y periódicos	35.829	0	0	0	0	0	35.829
402	05	05	00	Material de enseñanza	4.854	0	0	0	0	0	4.854
402	05	06	00	Productos de papel y cartón para computación	4.231.023	0	0	0	0	0	4.231.023
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.539.135	0	0	0	0	0	2.539.135
402	06	00	00	Productos químicos y derivados	300.008.377	0	0	0	0	0	300.008.377
402	06	01	00	Sustancias químicas y de uso industrial	16.237.793	0	0	0	0	0	16.237.793
402	06	02	00	Abonos, plaguicidas y otros	267.605	0	0	0	0	0	267.605
402	06	03	00	Tintas, pinturas y colorantes	4.147.136	0	0	0	0	0	4.147.136
402	06	04	00	Productos farmacéuticos y medicamentos	217.897.149	0	0	0	0	0	217.897.149

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	748.508	0	0	0	0	0	748.508
402	06	07	00	Productos diversos derivados del petróleo y del carbón	3.160	0	0	0	0	0	3.160
402	06	08	00	Productos plásticos	18.922.642	0	0	0	0	0	18.922.642
402	06	99	00	Otros productos de la industria química y conexos	41.784.384	0	0	0	0	0	41.784.384
402	07	00	00	Productos minerales no metálicos	318.781	0	0	0	0	0	318.781
402	07	02	00	Vidrios y productos de vidrio	150.465	0	0	0	0	0	150.465
402	07	03	00	Productos de arcilla para construcción	52.950	0	0	0	0	0	52.950
402	07	04	00	Cemento, cal y yeso	97.962	0	0	0	0	0	97.962
402	07	99	00	Otros productos minerales no metálicos	17.404	0	0	0	0	0	17.404
402	08	00	00	Productos metálicos	2.506.990	0	0	0	0	0	2.506.990
402	08	01	00	Productos primarios de hierro y acero	98.166	0	0	0	0	0	98.166
402	08	02	00	Productos de metales no ferrosos	101.449	0	0	0	0	0	101.449
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	957.610	0	0	0	0	0	957.610
402	08	07	00	Material de señalamiento	34.075	0	0	0	0	0	34.075
402	08	09	00	Repuestos y accesorios para equipos de transporte	721.379	0	0	0	0	0	721.379
402	08	10	00	Repuestos y accesorios para otros equipos	594.311	0	0	0	0	0	594.311
402	09	00	00	Productos de madera	76.412	0	0	0	0	0	76.412
402	09	01	00	Productos primarios de madera	76.412	0	0	0	0	0	76.412
402	10	00	00	Productos varios y útiles diversos	346.805.739	0	0	0	0	0	346.805.739
402	10	01	00	Artículos de deporte, recreación y juguetes	38.258	0	0	0	0	0	38.258
402	10	02	00	Materiales y útiles de limpieza y aseo	9.647.521	0	0	0	0	0	9.647.521
402	10	03	00	Utensilios de cocina y comedor	78.412	0	0	0	0	0	78.412
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	305.870.029	0	0	0	0	0	305.870.029
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.620.083	0	0	0	0	0	1.620.083
402	10	06	00	Condecoraciones, ofrendas y similares	31.726	0	0	0	0	0	31.726
402	10	07	00	Productos de seguridad en el trabajo	423.410	0	0	0	0	0	423.410
402	10	08	00	Materiales para equipos de computación	4.944.331	0	0	0	0	0	4.944.331
402	10	11	00	Materiales eléctricos	5.543.596	0	0	0	0	0	5.543.596
402	10	12	00	Materiales para instalaciones sanitarias	2.507.446	0	0	0	0	0	2.507.446

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	13	00	Materiales fotográficos	15.994.191	0	0	0	0	0	15.994.191
402	10	99	00	Otros productos y útiles diversos	106.736	0	0	0	0	0	106.736
403	**00**	**00**	**00**	**Servicios no personales**	**173.770.073**	**0**	**0**	**0**	**0**	**0**	**173.770.073**
403	02	00	00	Alquileres de maquinaria y equipos	1.685.589	0	0	0	0	0	1.685.589
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	233.101	0	0	0	0	0	233.101
403	02	99	00	Alquileres de otras maquinaria y equipos	1.452.488	0	0	0	0	0	1.452.488
403	04	00	00	Servicios básicos	440.884	0	0	0	0	0	440.884
403	04	02	00	Gas	440.884	0	0	0	0	0	440.884
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	170.000	0	0	0	0	0	170.000
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	70.000	0	0	0	0	0	70.000
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	40.000	0	0	0	0	0	40.000
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	60.000	0	0	0	0	0	60.000
403	06	00	00	Servicios de transporte y almacenaje	1.154.975	0	0	0	0	0	1.154.975
403	06	01	00	Fletes y embalajes	1.154.975	0	0	0	0	0	1.154.975
403	07	00	00	Servicios de información, impresión y relaciones públicas	382.674	0	0	0	0	0	382.674
403	07	02	00	Imprenta y reproducción	336.923	0	0	0	0	0	336.923
403	07	04	00	Avisos	45.751	0	0	0	0	0	45.751
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	13.393	0	0	0	0	0	13.393
403	08	02	00	Comisiones y gastos bancarios	13.393	0	0	0	0	0	13.393
403	09	00	00	Viáticos y pasajes	4.316.193	0	0	0	0	0	4.316.193
403	09	01	00	Viáticos y pasajes dentro del pais	4.316.193	0	0	0	0	0	4.316.193
403	10	00	00	Servicios profesionales y técnicos	1.685.988	0	0	0	0	0	1.685.988
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	894.575	0	0	0	0	0	894.575
403	10	07	00	Servicios de capacitación y adiestramiento	238.199	0	0	0	0	0	238.199
403	10	09	00	Servicios de lavandería y tintorería	433.214	0	0	0	0	0	433.214
403	10	10	00	Servicios de vigilancia	120.000	0	0	0	0	0	120.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	59.966.032	0	0	0	0	0	59.966.032
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	7.749.856	0	0	0	0	0	7.749.856

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	9.690.100	0	0	0	0	0	9.690.100
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	13.681	0	0	0	0	0	13.681
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	36.923.922	0	0	0	0	0	36.923.922
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.153.206	0	0	0	0	0	3.153.206
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.435.267	0	0	0	0	0	2.435.267
403	12	00	00	Conservación y reparaciones menores de obras	28.587.587	0	0	0	0	0	28.587.587
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	28.587.587	0	0	0	0	0	28.587.587
403	18	00	00	Impuestos indirectos	75.366.758	0	0	0	0	0	75.366.758
403	18	01	00	Impuesto al valor agregado	75.366.758	0	0	0	0	0	75.366.758
				Totales	**1.679.641.946**	**0**	**0**	**0**	**0**	**0**	**1.679.641.946**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096001 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR DR. CARLOS ARVELO

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 2.692.320

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "DR. CARLOS ARVELO"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**492.498.101**	**0**	**0**	**0**	**0**	**0**	**492.498.101**
402	01	00	00	Productos alimenticios y agropecuarios	46.357.264	0	0	0	0	0	46.357.264
402	01	01	00	Alimentos y bebidas para personas	46.357.264	0	0	0	0	0	46.357.264
402	03	00	00	Textiles y vestuarios	1.523.455	0	0	0	0	0	1.523.455
402	03	01	00	Textiles	1.027.135	0	0	0	0	0	1.027.135
402	03	02	00	Prendas de vestir	496.320	0	0	0	0	0	496.320
402	04	00	00	Productos de cuero y caucho	208.800	0	0	0	0	0	208.800
402	04	03	00	Cauchos y tripas para vehículos	208.800	0	0	0	0	0	208.800
402	05	00	00	Productos de papel, cartón e impresos	11.512.620	0	0	0	0	0	11.512.620
402	05	01	00	Pulpa de madera, papel y cartón	1.783.900	0	0	0	0	0	1.783.900
402	05	02	00	Envases y cajas de papel y cartón	2.445.800	0	0	0	0	0	2.445.800
402	05	03	00	Productos de papel y cartón para oficina	2.041.320	0	0	0	0	0	2.041.320
402	05	06	00	Productos de papel y cartón para computación	3.416.400	0	0	0	0	0	3.416.400
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.825.200	0	0	0	0	0	1.825.200
402	06	00	00	Productos químicos y derivados	177.334.166	0	0	0	0	0	177.334.166
402	06	03	00	Tintas, pinturas y colorantes	2.804.280	0	0	0	0	0	2.804.280
402	06	04	00	Productos farmacéuticos y medicamentos	118.993.896	0	0	0	0	0	118.993.896
402	06	06	00	Combustibles y lubricantes	362.820	0	0	0	0	0	362.820
402	06	08	00	Productos plásticos	16.351.430	0	0	0	0	0	16.351.430
402	06	99	00	Otros productos de la industria química y conexos	38.821.740	0	0	0	0	0	38.821.740
402	07	00	00	Productos minerales no metálicos	69.900	0	0	0	0	0	69.900
402	07	02	00	Vidrios y productos de vidrio	69.900	0	0	0	0	0	69.900
402	08	00	00	Productos metálicos	495.520	0	0	0	0	0	495.520
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	245.470	0	0	0	0	0	245.470

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096001 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR DR. CARLOS ARVELO

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 2.692.320

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "DR. CARLOS ARVELO"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	250.050	0	0	0	0	0	250.050
402	10	00	00	Productos varios y útiles diversos	254.996.376	0	0	0	0	0	254.996.376
402	10	02	00	Materiales y útiles de limpieza y aseo	4.353.774	0	0	0	0	0	4.353.774
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	229.163.035	0	0	0	0	0	229.163.035
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	634.237	0	0	0	0	0	634.237
402	10	07	00	Productos de seguridad en el trabajo	300.000	0	0	0	0	0	300.000
402	10	08	00	Materiales para equipos de computación	2.372.676	0	0	0	0	0	2.372.676
402	10	11	00	Materiales eléctricos	3.154.768	0	0	0	0	0	3.154.768
402	10	12	00	Materiales para instalaciones sanitarias	2.102.875	0	0	0	0	0	2.102.875
402	10	13	00	Materiales fotográficos	12.915.011	0	0	0	0	0	12.915.011
403	**00**	**00**	**00**	**Servicios no personales**	**122.501.899**	**0**	**0**	**0**	**0**	**0**	**122.501.899**
403	02	00	00	Alquileres de maquinaria y equipos	1.308.665	0	0	0	0	0	1.308.665
403	02	99	00	Alquileres de otras maquinaria y equipos	1.308.665	0	0	0	0	0	1.308.665
403	04	00	00	Servicios básicos	364.975	0	0	0	0	0	364.975
403	04	02	00	Gas	364.975	0	0	0	0	0	364.975
403	06	00	00	Servicios de transporte y almacenaje	962.444	0	0	0	0	0	962.444
403	06	01	00	Fletes y embalajes	962.444	0	0	0	0	0	962.444
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	100	0	0	0	0	0	100
403	08	02	00	Comisiones y gastos bancarios	100	0	0	0	0	0	100
403	09	00	00	Viáticos y pasajes	384.506	0	0	0	0	0	384.506
403	09	01	00	Viáticos y pasajes dentro del país	384.506	0	0	0	0	0	384.506
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	42.113.950	0	0	0	0	0	42.113.950
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	7.365.090	0	0	0	0	0	7.365.090
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	7.181.358	0	0	0	0	0	7.181.358

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096001 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR DR. CARLOS ARVELO

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 2.692.320

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "DR. CARLOS ARVELO"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	23.911.877	0	0	0	0	0	23.911.877
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.797.396	0	0	0	0	0	1.797.396
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.858.229	0	0	0	0	0	1.858.229
403	12	00	00	Conservación y reparaciones menores de obras	24.264.945	0	0	0	0	0	24.264.945
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	24.264.945	0	0	0	0	0	24.264.945
403	18	00	00	Impuestos indirectos	53.102.314	0	0	0	0	0	53.102.314
403	18	01	00	Impuesto al valor agregado	53.102.314	0	0	0	0	0	53.102.314
				Totales	**615.000.000**	**0**	**0**	**0**	**0**	**0**	**615.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096002 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR ELBANO PAREDES VIVAS

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 197.829

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR ELBANO PAREDES VIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**42.585.355**	**0**	**0**	**0**	**0**	**0**	**42.585.355**
402	01	00	00	Productos alimenticios y agropecuarios	1.818.288	0	0	0	0	0	1.818.288
402	01	01	00	Alimentos y bebidas para personas	1.818.288	0	0	0	0	0	1.818.288
402	03	00	00	Textiles y vestuarios	2.691	0	0	0	0	0	2.691
402	03	01	00	Textiles	2.691	0	0	0	0	0	2.691
402	04	00	00	Productos de cuero y caucho	83.644	0	0	0	0	0	83.644
402	04	03	00	Cauchos y tripas para vehículos	83.644	0	0	0	0	0	83.644
402	05	00	00	Productos de papel, cartón e impresos	1.210.544	0	0	0	0	0	1.210.544
402	05	01	00	Pulpa de madera, papel y cartón	232.376	0	0	0	0	0	232.376
402	05	03	00	Productos de papel y cartón para oficina	828.000	0	0	0	0	0	828.000
402	05	06	00	Productos de papel y cartón para computación	100.560	0	0	0	0	0	100.560
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	49.608	0	0	0	0	0	49.608
402	06	00	00	Productos químicos y derivados	16.646.200	0	0	0	0	0	16.646.200
402	06	01	00	Sustancias químicas y de uso industrial	4.025.000	0	0	0	0	0	4.025.000
402	06	02	00	Abonos, plaguicidas y otros	7.176	0	0	0	0	0	7.176
402	06	03	00	Tintas, pinturas y colorantes	156.602	0	0	0	0	0	156.602
402	06	04	00	Productos farmacéuticos y medicamentos	12.262.544	0	0	0	0	0	12.262.544
402	06	06	00	Combustibles y lubricantes	82.800	0	0	0	0	0	82.800
402	06	08	00	Productos plásticos	75.067	0	0	0	0	0	75.067
402	06	99	00	Otros productos de la industria química y conexos	37.011	0	0	0	0	0	37.011
402	07	00	00	Productos minerales no metálicos	9.936	0	0	0	0	0	9.936
402	07	02	00	Vidrios y productos de vidrio	9.936	0	0	0	0	0	9.936
402	08	00	00	Productos metálicos	132.227	0	0	0	0	0	132.227
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	77.280	0	0	0	0	0	77.280

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096002 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR ELBANO PAREDES VIVAS

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 197.829

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR ELBANO PAREDES VIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	35.903	0	0	0	0	0	35.903
402	08	10	00	Repuestos y accesorios para otros equipos	19.044	0	0	0	0	0	19.044
402	10	00	00	Productos varios y útiles diversos	22.681.825	0	0	0	0	0	22.681.825
402	10	02	00	Materiales y útiles de limpieza y aseo	445.740	0	0	0	0	0	445.740
402	10	03	00	Utensilios de cocina y comedor	18.809	0	0	0	0	0	18.809
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	20.876.108	0	0	0	0	0	20.876.108
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	168.566	0	0	0	0	0	168.566
402	10	07	00	Productos de seguridad en el trabajo	18.663	0	0	0	0	0	18.663
402	10	08	00	Materiales para equipos de computación	511.463	0	0	0	0	0	511.463
402	10	11	00	Materiales eléctricos	169.304	0	0	0	0	0	169.304
402	10	12	00	Materiales para instalaciones sanitarias	16.846	0	0	0	0	0	16.846
402	10	13	00	Materiales fotográficos	434.798	0	0	0	0	0	434.798
402	10	99	00	Otros productos y útiles diversos	21.528	0	0	0	0	0	21.528
403	**00**	**00**	**00**	**Servicios no personales**	**6.754.645**	**0**	**0**	**0**	**0**	**0**	**6.754.645**
403	02	00	00	Alquileres de maquinaria y equipos	12.792	0	0	0	0	0	12.792
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	12.792	0	0	0	0	0	12.792
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	12.420	0	0	0	0	0	12.420
403	08	02	00	Comisiones y gastos bancarios	12.420	0	0	0	0	0	12.420
403	09	00	00	Viáticos y pasajes	228.659	0	0	0	0	0	228.659
403	09	01	00	Viáticos y pasajes dentro del país	228.659	0	0	0	0	0	228.659
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.934.494	0	0	0	0	0	2.934.494
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	536.447	0	0	0	0	0	536.447
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	2.213.410	0	0	0	0	0	2.213.410
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	41.262	0	0	0	0	0	41.262

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096002 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR ELBANO PAREDES VIVAS

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 197.829

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR ELBANO PAREDES VIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	143.375	0	0	0	0	0	143.375
403	12	00	00	Conservación y reparaciones menores de obras	222.180	0	0	0	0	0	222.180
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	222.180	0	0	0	0	0	222.180
403	18	00	00	Impuestos indirectos	3.344.100	0	0	0	0	0	3.344.100
403	18	01	00	Impuesto al valor agregado	3.344.100	0	0	0	0	0	3.344.100
				Totales	**49.340.000**	**0**	**0**	**0**	**0**	0	**49.340.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096003 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR FRANCISCO VALBUENA

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 237.000

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR FRANCISCO VALBUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**27.033.308**	**0**	**0**	**0**	**0**	**0**	**27.033.308**
402	01	00	00	Productos alimenticios y agropecuarios	2.692.492	0	0	0	0	0	2.692.492
402	01	01	00	Alimentos y bebidas para personas	2.692.492	0	0	0	0	0	2.692.492
402	03	00	00	Textiles y vestuarios	24.480	0	0	0	0	0	24.480
402	03	01	00	Textiles	24.480	0	0	0	0	0	24.480
402	04	00	00	Productos de cuero y caucho	9.273	0	0	0	0	0	9.273
402	04	03	00	Cauchos y tripas para vehículos	9.273	0	0	0	0	0	9.273
402	05	00	00	Productos de papel, cartón e impresos	396.878	0	0	0	0	0	396.878
402	05	01	00	Pulpa de madera, papel y cartón	46.410	0	0	0	0	0	46.410
402	05	03	00	Productos de papel y cartón para oficina	277.214	0	0	0	0	0	277.214
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	73.254	0	0	0	0	0	73.254
402	06	00	00	Productos químicos y derivados	14.580.853	0	0	0	0	0	14.580.853
402	06	01	00	Sustancias químicas y de uso industrial	1.722.180	0	0	0	0	0	1.722.180
402	06	02	00	Abonos, plaguicidas y otros	3.600	0	0	0	0	0	3.600
402	06	03	00	Tintas, pinturas y colorantes	155.815	0	0	0	0	0	155.815
402	06	04	00	Productos farmacéuticos y medicamentos	12.168.183	0	0	0	0	0	12.168.183
402	06	06	00	Combustibles y lubricantes	125.511	0	0	0	0	0	125.511
402	06	08	00	Productos plásticos	396.011	0	0	0	0	0	396.011
402	06	99	00	Otros productos de la industria química y conexos	9.553	0	0	0	0	0	9.553
402	07	00	00	Productos minerales no metálicos	17.998	0	0	0	0	0	17.998
402	07	02	00	Vidrios y productos de vidrio	7.430	0	0	0	0	0	7.430
402	07	04	00	Cemento, cal y yeso	10.568	0	0	0	0	0	10.568
402	08	00	00	Productos metálicos	283.626	0	0	0	0	0	283.626
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	142.122	0	0	0	0	0	142.122

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 08 - 157

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096003 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR FRANCISCO VALBUENA

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 237.000

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR FRANCISCO VALBUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	27.024	0	0	0	0	0	27.024
402	08	10	00	Repuestos y accesorios para otros equipos	114.480	0	0	0	0	0	114.480
402	10	00	00	Productos varios y útiles diversos	9.027.708	0	0	0	0	0	9.027.708
402	10	02	00	Materiales y útiles de limpieza y aseo	1.204.314	0	0	0	0	0	1.204.314
402	10	03	00	Utensilios de cocina y comedor	15.048	0	0	0	0	0	15.048
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	7.092.932	0	0	0	0	0	7.092.932
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	88.007	0	0	0	0	0	88.007
402	10	07	00	Productos de seguridad en el trabajo	8.383	0	0	0	0	0	8.383
402	10	08	00	Materiales para equipos de computación	201.963	0	0	0	0	0	201.963
402	10	11	00	Materiales eléctricos	170.729	0	0	0	0	0	170.729
402	10	12	00	Materiales para instalaciones sanitarias	39.065	0	0	0	0	0	39.065
402	10	13	00	Materiales fotográficos	207.267	0	0	0	0	0	207.267
403	**00**	**00**	**00**	**Servicios no personales**	**4.966.692**	**0**	**0**	**0**	**0**	**0**	**4.966.692**
403	06	00	00	Servicios de transporte y almacenaje	799	0	0	0	0	0	799
403	06	01	00	Fletes y embalajes	799	0	0	0	0	0	799
403	09	00	00	Viáticos y pasajes	358.486	0	0	0	0	0	358.486
403	09	01	00	Viáticos y pasajes dentro del país	358.486	0	0	0	0	0	358.486
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.571.894	0	0	0	0	0	1.571.894
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	180.000	0	0	0	0	0	180.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	374.380	0	0	0	0	0	374.380
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	6.781	0	0	0	0	0	6.781
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	832.987	0	0	0	0	0	832.987
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	177.746	0	0	0	0	0	177.746

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096003 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR FRANCISCO VALBUENA

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 237.000

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR FRANCISCO VALBUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	1.027.589	0	0	0	0	0	1.027.589
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.027.589	0	0	0	0	0	1.027.589
403	18	00	00	Impuestos indirectos	2.007.924	0	0	0	0	0	2.007.924
403	18	01	00	Impuesto al valor agregado	2.007.924	0	0	0	0	0	2.007.924
				Totales	**32.000.000**	**0**	**0**	**0**	**0**	**0**	**32.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096004 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR GUILLERMO HERNÁNDEZ JACOBSEN

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 77.241

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR GUILLERMO HERNÁNDEZ JACOBSEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**30.618.959**	0	0	0	0	0	**30.618.959**
402	01	00	00	Productos alimenticios y agropecuarios	4.282.760	0	0	0	0	0	4.282.760
402	01	01	00	Alimentos y bebidas para personas	4.282.760	0	0	0	0	0	4.282.760
402	02	00	00	Productos de minas, canteras y yacimientos	19.345	0	0	0	0	0	19.345
402	02	05	00	Piedra, arcilla, arena y tierra	19.345	0	0	0	0	0	19.345
402	03	00	00	Textiles y vestuarios	41.870	0	0	0	0	0	41.870
402	03	01	00	Textiles	41.870	0	0	0	0	0	41.870
402	04	00	00	Productos de cuero y caucho	25.092	0	0	0	0	0	25.092
402	04	03	00	Cauchos y tripas para vehículos	25.092	0	0	0	0	0	25.092
402	05	00	00	Productos de papel, cartón e impresos	403.553	0	0	0	0	0	403.553
402	05	01	00	Pulpa de madera, papel y cartón	171.516	0	0	0	0	0	171.516
402	05	03	00	Productos de papel y cartón para oficina	34.365	0	0	0	0	0	34.365
402	05	06	00	Productos de papel y cartón para computación	9.711	0	0	0	0	0	9.711
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	187.961	0	0	0	0	0	187.961
402	06	00	00	Productos químicos y derivados	14.974.067	0	0	0	0	0	14.974.067
402	06	01	00	Sustancias químicas y de uso industrial	1.436.212	0	0	0	0	0	1.436.212
402	06	02	00	Abonos, plaguicidas y otros	1.464	0	0	0	0	0	1.464
402	06	03	00	Tintas, pinturas y colorantes	112.917	0	0	0	0	0	112.917
402	06	04	00	Productos farmacéuticos y medicamentos	12.485.238	0	0	0	0	0	12.485.238
402	06	06	00	Combustibles y lubricantes	19.160	0	0	0	0	0	19.160
402	06	07	00	Productos diversos derivados del petróleo y del carbón	3.160	0	0	0	0	0	3.160
402	06	08	00	Productos plásticos	915.916	0	0	0	0	0	915.916
402	07	00	00	Productos minerales no metálicos	118.635	0	0	0	0	0	118.635
402	07	03	00	Productos de arcilla para construcción	52.950	0	0	0	0	0	52.950

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096004 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR GUILLERMO HERNÁNDEZ JACOBSEN

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 77.241

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR GUILLERMO HERNÁNDEZ JACOBSEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	04	00	Cemento, cal y yeso	48.281	0	0	0	0	0	48.281
402	07	99	00	Otros productos minerales no metálicos	17.404	0	0	0	0	0	17.404
402	08	00	00	Productos metálicos	229.183	0	0	0	0	0	229.183
402	08	01	00	Productos primarios de hierro y acero	56.652	0	0	0	0	0	56.652
402	08	02	00	Productos de metales no ferrosos	88.997	0	0	0	0	0	88.997
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	54.439	0	0	0	0	0	54.439
402	08	07	00	Material de señalamiento	9.075	0	0	0	0	0	9.075
402	08	09	00	Repuestos y accesorios para equipos de transporte	11.320	0	0	0	0	0	11.320
402	08	10	00	Repuestos y accesorios para otros equipos	8.700	0	0	0	0	0	8.700
402	09	00	00	Productos de madera	3.147	0	0	0	0	0	3.147
402	09	01	00	Productos primarios de madera	3.147	0	0	0	0	0	3.147
402	10	00	00	Productos varios y útiles diversos	10.521.307	0	0	0	0	0	10.521.307
402	10	01	00	Artículos de deporte, recreación y juguetes	3.282	0	0	0	0	0	3.282
402	10	02	00	Materiales y útiles de limpieza y aseo	270.941	0	0	0	0	0	270.941
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	9.104.567	0	0	0	0	0	9.104.567
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	29.206	0	0	0	0	0	29.206
402	10	06	00	Condecoraciones, ofrendas y similares	1.980	0	0	0	0	0	1.980
402	10	07	00	Productos de seguridad en el trabajo	3.228	0	0	0	0	0	3.228
402	10	08	00	Materiales para equipos de computación	700.858	0	0	0	0	0	700.858
402	10	11	00	Materiales eléctricos	112.670	0	0	0	0	0	112.670
402	10	12	00	Materiales para instalaciones sanitarias	24.378	0	0	0	0	0	24.378
402	10	13	00	Materiales fotográficos	211.061	0	0	0	0	0	211.061
402	10	99	00	Otros productos y útiles diversos	59.136	0	0	0	0	0	59.136
403	**00**	**00**	**00**	**Servicios no personales**	**3.261.041**	**0**	**0**	**0**	**0**	0	**3.261.041**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096004 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR GUILLERMO HERNÁNDEZ JACOBSEN

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 77.241

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR GUILLERMO HERNÁNDEZ JACOBSEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	00	00	Alquileres de maquinaria y equipos	19.160	0	0	0	0	0	19.160
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	19.160	0	0	0	0	0	19.160
403	04	00	00	Servicios básicos	6.600	0	0	0	0	0	6.600
403	04	02	00	Gas	6.600	0	0	0	0	0	6.600
403	06	00	00	Servicios de transporte y almacenaje	4.620	0	0	0	0	0	4.620
403	06	01	00	Fletes y embalajes	4.620	0	0	0	0	0	4.620
403	09	00	00	Viáticos y pasajes	470.105	0	0	0	0	0	470.105
403	09	01	00	Viáticos y pasajes dentro del país	470.105	0	0	0	0	0	470.105
403	10	00	00	Servicios profesionales y técnicos	330.000	0	0	0	0	0	330.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	330.000	0	0	0	0	0	330.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	285.081	0	0	0	0	0	285.081
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	19.166	0	0	0	0	0	19.166
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.951	0	0	0	0	0	12.951
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	110.404	0	0	0	0	0	110.404
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	36.960	0	0	0	0	0	36.960
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	105.600	0	0	0	0	0	105.600
403	12	00	00	Conservación y reparaciones menores de obras	411.840	0	0	0	0	0	411.840
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	411.840	0	0	0	0	0	411.840
403	18	00	00	Impuestos indirectos	1.733.635	0	0	0	0	0	1.733.635
403	18	01	00	Impuesto al valor agregado	1.733.635	0	0	0	0	0	1.733.635
				Totales	**33.880.000**	**0**	**0**	**0**	**0**	**0**	**33.880.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096005 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR MANUEL SIVERIO CASTILLO

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 130.382

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR MANUEL SIVERIO CASTILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.849.181**	**0**	**0**	**0**	**0**	**0**	**8.849.181**
402	01	00	00	Productos alimenticios y agropecuarios	508.500	0	0	0	0	0	508.500
402	01	01	00	Alimentos y bebidas para personas	508.500	0	0	0	0	0	508.500
402	02	00	00	Productos de minas, canteras y yacimientos	35.000	0	0	0	0	0	35.000
402	02	05	00	Piedra, arcilla, arena y tierra	35.000	0	0	0	0	0	35.000
402	03	00	00	Textiles y vestuarios	35.000	0	0	0	0	0	35.000
402	03	01	00	Textiles	35.000	0	0	0	0	0	35.000
402	04	00	00	Productos de cuero y caucho	15.000	0	0	0	0	0	15.000
402	04	03	00	Cauchos y tripas para vehículos	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	240.000	0	0	0	0	0	240.000
402	05	01	00	Pulpa de madera, papel y cartón	60.000	0	0	0	0	0	60.000
402	05	02	00	Envases y cajas de papel y cartón	15.000	0	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	0	100.000
402	05	06	00	Productos de papel y cartón para computación	15.000	0	0	0	0	0	15.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	4.608.332	0	0	0	0	0	4.608.332
402	06	01	00	Sustancias químicas y de uso industrial	1.450.000	0	0	0	0	0	1.450.000
402	06	02	00	Abonos, plaguicidas y otros	8.000	0	0	0	0	0	8.000
402	06	03	00	Tintas, pinturas y colorantes	190.000	0	0	0	0	0	190.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.760.332	0	0	0	0	0	2.760.332
402	06	06	00	Combustibles y lubricantes	20.000	0	0	0	0	0	20.000
402	06	08	00	Productos plásticos	180.000	0	0	0	0	0	180.000
402	07	00	00	Productos minerales no metálicos	65.000	0	0	0	0	0	65.000
402	07	02	00	Vidrios y productos de vidrio	45.000	0	0	0	0	0	45.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 080096005 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR MANUEL SIVERIO CASTILLO

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 130.382

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR MANUEL SIVERIO CASTILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	04	00	Cemento, cal y yeso	20.000	0	0	0	0	0	20.000
402	08	00	00	Productos metálicos	235.000	0	0	0	0	0	235.000
402	08	01	00	Productos primarios de hierro y acero	30.000	0	0	0	0	0	30.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	70.000	0	0	0	0	0	70.000
402	08	07	00	Material de señalamiento	25.000	0	0	0	0	0	25.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	0	20.000
402	08	10	00	Repuestos y accesorios para otros equipos	90.000	0	0	0	0	0	90.000
402	10	00	00	Productos varios y útiles diversos	3.107.349	0	0	0	0	0	3.107.349
402	10	02	00	Materiales y útiles de limpieza y aseo	270.000	0	0	0	0	0	270.000
402	10	03	00	Utensilios de cocina y comedor	10.000	0	0	0	0	0	10.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.306.801	0	0	0	0	0	2.306.801
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	41.132	0	0	0	0	0	41.132
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	07	00	Productos de seguridad en el trabajo	15.000	0	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	180.000	0	0	0	0	0	180.000
402	10	11	00	Materiales eléctricos	120.000	0	0	0	0	0	120.000
402	10	12	00	Materiales para instalaciones sanitarias	45.000	0	0	0	0	0	45.000
402	10	13	00	Materiales fotográficos	109.416	0	0	0	0	0	109.416
403	**00**	**00**	**00**	**Servicios no personales**	**3.150.819**	**0**	**0**	**0**	**0**	**0**	**3.150.819**
403	04	00	00	Servicios básicos	2.342	0	0	0	0	0	2.342
403	04	02	00	Gas	2.342	0	0	0	0	0	2.342
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	170.000	0	0	0	0	0	170.000
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	70.000	0	0	0	0	0	70.000
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	40.000	0	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096005 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR MANUEL SIVERIO CASTILLO

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 130.382

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR MANUEL SIVERIO CASTILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	60.000	0	0	0	0	0	60.000
403	06	00	00	Servicios de transporte y almacenaje	18.811	0	0	0	0	0	18.811
403	06	01	00	Fletes y embalajes	18.811	0	0	0	0	0	18.811
403	07	00	00	Servicios de información, impresión y relaciones públicas	145.320	0	0	0	0	0	145.320
403	07	02	00	Imprenta y reproducción	145.320	0	0	0	0	0	145.320
403	09	00	00	Viáticos y pasajes	307.342	0	0	0	0	0	307.342
403	09	01	00	Viáticos y pasajes dentro del país	307.342	0	0	0	0	0	307.342
403	10	00	00	Servicios profesionales y técnicos	160.000	0	0	0	0	0	160.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	40.000	0	0	0	0	0	40.000
403	10	10	00	Servicios de vigilancia	120.000	0	0	0	0	0	120.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	795.600	0	0	0	0	0	795.600
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	80.000	0	0	0	0	0	80.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	80.000	0	0	0	0	0	80.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	6.900	0	0	0	0	0	6.900
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	387.700	0	0	0	0	0	387.700
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	41.000	0	0	0	0	0	41.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	200.000	0	0	0	0	0	200.000
403	12	00	00	Conservación y reparaciones menores de obras	650.000	0	0	0	0	0	650.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	650.000	0	0	0	0	0	650.000
403	18	00	00	Impuestos indirectos	901.404	0	0	0	0	0	901.404
403	18	01	00	Impuesto al valor agregado	901.404	0	0	0	0	0	901.404
				Totales	**12.000.000**	**0**	**0**	**0**	**0**	**0**	**12.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096006 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR NELSÓN SAYAGO MORA

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 95.215

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR NELSÓN SAYAGO MORA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.269.579**	**0**	**0**	**0**	**0**	**0**	**6.269.579**
402	01	00	00	Productos alimenticios y agropecuarios	235.616	0	0	0	0	0	235.616
402	01	01	00	Alimentos y bebidas para personas	235.616	0	0	0	0	0	235.616
402	03	00	00	Textiles y vestuarios	5.711	0	0	0	0	0	5.711
402	03	01	00	Textiles	5.711	0	0	0	0	0	5.711
402	04	00	00	Productos de cuero y caucho	1.068	0	0	0	0	0	1.068
402	04	03	00	Cauchos y tripas para vehículos	1.068	0	0	0	0	0	1.068
402	05	00	00	Productos de papel, cartón e impresos	215.384	0	0	0	0	0	215.384
402	05	01	00	Pulpa de madera, papel y cartón	24.241	0	0	0	0	0	24.241
402	05	02	00	Envases y cajas de papel y cartón	5.722	0	0	0	0	0	5.722
402	05	03	00	Productos de papel y cartón para oficina	101.543	0	0	0	0	0	101.543
402	05	06	00	Productos de papel y cartón para computación	34.880	0	0	0	0	0	34.880
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	48.998	0	0	0	0	0	48.998
402	06	00	00	Productos químicos y derivados	3.515.526	0	0	0	0	0	3.515.526
402	06	01	00	Sustancias químicas y de uso industrial	736.164	0	0	0	0	0	736.164
402	06	03	00	Tintas, pinturas y colorantes	33.738	0	0	0	0	0	33.738
402	06	04	00	Productos farmacéuticos y medicamentos	2.716.545	0	0	0	0	0	2.716.545
402	06	08	00	Productos plásticos	29.079	0	0	0	0	0	29.079
402	07	00	00	Productos minerales no metálicos	460	0	0	0	0	0	460
402	07	04	00	Cemento, cal y yeso	460	0	0	0	0	0	460
402	08	00	00	Productos metálicos	4.781	0	0	0	0	0	4.781
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.781	0	0	0	0	0	4.781
402	10	00	00	Productos varios y útiles diversos	2.291.033	0	0	0	0	0	2.291.033
402	10	02	00	Materiales y útiles de limpieza y aseo	116.407	0	0	0	0	0	116.407

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096006 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR NELSÓN SAYAGO MORA

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 95.215

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR NELSÓN SAYAGO MORA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	4.692	0	0	0	0	0	4.692
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.831.809	0	0	0	0	0	1.831.809
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	27.503	0	0	0	0	0	27.503
402	10	07	00	Productos de seguridad en el trabajo	337	0	0	0	0	0	337
402	10	08	00	Materiales para equipos de computación	60.720	0	0	0	0	0	60.720
402	10	11	00	Materiales eléctricos	34.065	0	0	0	0	0	34.065
402	10	12	00	Materiales para instalaciones sanitarias	8.933	0	0	0	0	0	8.933
402	10	13	00	Materiales fotográficos	206.567	0	0	0	0	0	206.567
403	**00**	**00**	**00**	**Servicios no personales**	**630.421**	**0**	**0**	**0**	**0**	**0**	**630.421**
403	04	00	00	Servicios básicos	5.288	0	0	0	0	0	5.288
403	04	02	00	Gas	5.288	0	0	0	0	0	5.288
403	09	00	00	Viáticos y pasajes	122.434	0	0	0	0	0	122.434
403	09	01	00	Viáticos y pasajes dentro del pais	122.434	0	0	0	0	0	122.434
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	186.989	0	0	0	0	0	186.989
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	186.989	0	0	0	0	0	186.989
403	18	00	00	Impuestos indirectos	315.710	0	0	0	0	0	315.710
403	18	01	00	Impuesto al valor agregado	315.710	0	0	0	0	0	315.710
				Totales	**6.900.000**	**0**	**0**	**0**	**0**	**0**	**6.900.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096007 PRESTACIÓN DE SERVICIOS MÉDICOS EN LA DIRECCIÓN GENERAL DE SALUD

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 165.900

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**776.795.066**	**0**	**0**	**0**	**0**	**0**	**776.795.066**
401	01	00	00	Sueldos, salarios y otras retribuciones	162.565.227	0	0	0	0	0	162.565.227
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	94.396.515	0	0	0	0	0	94.396.515
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	258.072	0	0	0	0	0	258.072
401	01	03	00	Suplencias a empleados	2.427.247	0	0	0	0	0	2.427.247
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	57.806.734	0	0	0	0	0	57.806.734
401	01	13	00	Suplencias a obreros	2.231.905	0	0	0	0	0	2.231.905
401	01	18	00	Remuneraciones al personal contratado	5.444.754	0	0	0	0	0	5.444.754
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	87.573.039	0	0	0	0	0	87.573.039
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	48.404.225	0	0	0	0	0	48.404.225
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	39.168.814	0	0	0	0	0	39.168.814
401	03	00	00	Primas	49.272.042	0	0	0	0	0	49.272.042
401	03	08	00	Primas de profesionalización a empleados	9.804.243	0	0	0	0	0	9.804.243
401	03	09	00	Primas por antigüedad a empleados	6.193.788	0	0	0	0	0	6.193.788
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.693.317	0	0	0	0	0	2.693.317
401	03	16	00	Primas por mérito a obreros	8.879	0	0	0	0	0	8.879
401	03	19	00	Primas por hijos de obreros	3.704	0	0	0	0	0	3.704
401	03	21	00	Primas por antigüedad a obreros	4.558.537	0	0	0	0	0	4.558.537
401	03	22	00	Primas de profesionalización a obreros	671.636	0	0	0	0	0	671.636
401	03	96	00	Otras primas al personal contratado	695.269	0	0	0	0	0	695.269
401	03	97	00	Otras primas a empleados	16.154.147	0	0	0	0	0	16.154.147
401	03	98	00	Otras primas a obreros	8.488.522	0	0	0	0	0	8.488.522
401	04	00	00	Complementos de sueldos y salarios	280.758.506	0	0	0	0	0	280.758.506
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	10.778.960	0	0	0	0	0	10.778.960

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096007 PRESTACIÓN DE SERVICIOS MÉDICOS EN LA DIRECCIÓN GENERAL DE SALUD

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 165.900

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	02	00	Complemento a empleados por trabajo nocturno	29.075.905	0	0	0	0	0	29.075.905
401	04	03	00	Complemento a empleados por gastos de alimentación	3.593.402	0	0	0	0	0	3.593.402
401	04	08	00	Bono compensatorio de alimentación a empleados	91.384.480	0	0	0	0	0	91.384.480
401	04	10	00	Complemento a empleados por días feriados	27.464.044	0	0	0	0	0	27.464.044
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	482.762	0	0	0	0	0	482.762
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	5.840.328	0	0	0	0	0	5.840.328
401	04	18	00	Bono compensatorio de alimentación a obreros	46.425.960	0	0	0	0	0	46.425.960
401	04	20	00	Complemento a obreros por días feriados	6.896.766	0	0	0	0	0	6.896.766
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.266.931	0	0	0	0	0	1.266.931
401	04	26	00	Bono compensatorio de alimentación al personal contratado	5.802.300	0	0	0	0	0	5.802.300
401	04	28	00	Complemento al personal contratado por días feriados	922.966	0	0	0	0	0	922.966
401	04	96	00	Otros complementos a empleados	29.261.250	0	0	0	0	0	29.261.250
401	04	97	00	Otros complementos a obreros	16.896.600	0	0	0	0	0	16.896.600
401	04	98	00	Otros complementos al personal contratado	4.665.852	0	0	0	0	0	4.665.852
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	81.820.107	0	0	0	0	0	81.820.107
401	05	03	00	Bono vacacional a empleados	53.150.870	0	0	0	0	0	53.150.870
401	05	06	00	Bono vacacional a obreros	25.436.881	0	0	0	0	0	25.436.881
401	05	08	00	Bono vacacional al personal contratado	3.232.356	0	0	0	0	0	3.232.356
401	06	00	00	Aportes patronales y legales	46.199.661	0	0	0	0	0	46.199.661
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	26.094.424	0	0	0	0	0	26.094.424
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	5.337.130	0	0	0	0	0	5.337.130
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.558.087	0	0	0	0	0	3.558.087
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.558.087	0	0	0	0	0	3.558.087
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.355.583	0	0	0	0	0	2.355.583

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096007 PRESTACIÓN DE SERVICIOS MÉDICOS EN LA DIRECCIÓN GENERAL DE SALUD

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 165.900

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.586.626	0	0	0	0	0	1.586.626
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.057.751	0	0	0	0	0	1.057.751
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.057.751	0	0	0	0	0	1.057.751
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.304.363	0	0	0	0	0	1.304.363
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	289.859	0	0	0	0	0	289.859
401	07	00	00	Asistencia socio-económica	23.326.897	0	0	0	0	0	23.326.897
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	15.118.384	0	0	0	0	0	15.118.384
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	8.208.513	0	0	0	0	0	8.208.513
401	08	00	00	Prestaciones sociales e indemnizaciones	45.279.587	0	0	0	0	0	45.279.587
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	27.474.478	0	0	0	0	0	27.474.478
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	15.335.000	0	0	0	0	0	15.335.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.470.109	0	0	0	0	0	2.470.109
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**49.541.059**	**0**	**0**	**0**	**0**	0	**49.541.059**
402	01	00	00	Productos alimenticios y agropecuarios	1.135.374	0	0	0	0	0	1.135.374
402	01	01	00	Alimentos y bebidas para personas	472.974	0	0	0	0	0	472.974
402	01	02	00	Alimentos para animales	662.400	0	0	0	0	0	662.400
402	02	00	00	Productos de minas, canteras y yacimientos	12.725	0	0	0	0	0	12.725
402	02	05	00	Piedra, arcilla, arena y tierra	12.725	0	0	0	0	0	12.725
402	03	00	00	Textiles y vestuarios	17.093	0	0	0	0	0	17.093
402	03	01	00	Textiles	17.093	0	0	0	0	0	17.093
402	04	00	00	Productos de cuero y caucho	69.180	0	0	0	0	0	69.180
402	04	03	00	Cauchos y tripas para vehículos	69.180	0	0	0	0	0	69.180
402	05	00	00	Productos de papel, cartón e impresos	837.591	0	0	0	0	0	837.591
402	05	01	00	Pulpa de madera, papel y cartón	98.769	0	0	0	0	0	98.769

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096007 PRESTACIÓN DE SERVICIOS MÉDICOS EN LA DIRECCIÓN GENERAL DE SALUD

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 165.900

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	02	00	Envases y cajas de papel y cartón	2.534	0	0	0	0	0	2.534
402	05	03	00	Productos de papel y cartón para oficina	401.582	0	0	0	0	0	401.582
402	05	04	00	Libros, revistas y periódicos	33.816	0	0	0	0	0	33.816
402	05	06	00	Productos de papel y cartón para computación	279.876	0	0	0	0	0	279.876
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	21.014	0	0	0	0	0	21.014
402	06	00	00	Productos químicos y derivados	28.310.610	0	0	0	0	0	28.310.610
402	06	01	00	Sustancias químicas y de uso industrial	492.385	0	0	0	0	0	492.385
402	06	02	00	Abonos, plaguicidas y otros	95.262	0	0	0	0	0	95.262
402	06	03	00	Tintas, pinturas y colorantes	55.846	0	0	0	0	0	55.846
402	06	04	00	Productos farmacéuticos y medicamentos	27.590.199	0	0	0	0	0	27.590.199
402	06	06	00	Combustibles y lubricantes	34.164	0	0	0	0	0	34.164
402	06	08	00	Productos plásticos	20.765	0	0	0	0	0	20.765
402	06	99	00	Otros productos de la industria química y conexos	21.989	0	0	0	0	0	21.989
402	07	00	00	Productos minerales no metálicos	6.437	0	0	0	0	0	6.437
402	07	02	00	Vidrios y productos de vidrio	2.477	0	0	0	0	0	2.477
402	07	04	00	Cemento, cal y yeso	3.960	0	0	0	0	0	3.960
402	08	00	00	Productos metálicos	79.675	0	0	0	0	0	79.675
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	15.553	0	0	0	0	0	15.553
402	08	09	00	Repuestos y accesorios para equipos de transporte	59.298	0	0	0	0	0	59.298
402	08	10	00	Repuestos y accesorios para otros equipos	4.824	0	0	0	0	0	4.824
402	10	00	00	Productos varios y útiles diversos	19.072.374	0	0	0	0	0	19.072.374
402	10	01	00	Artículos de deporte, recreación y juguetes	3.333	0	0	0	0	0	3.333
402	10	02	00	Materiales y útiles de limpieza y aseo	1.829.208	0	0	0	0	0	1.829.208
402	10	03	00	Utensilios de cocina y comedor	498	0	0	0	0	0	498

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096007 PRESTACIÓN DE SERVICIOS MÉDICOS EN LA DIRECCIÓN GENERAL DE SALUD

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 165.900

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	16.282.021	0	0	0	0	0	16.282.021
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	152.528	0	0	0	0	0	152.528
402	10	06	00	Condecoraciones, ofrendas y similares	14.200	0	0	0	0	0	14.200
402	10	07	00	Productos de seguridad en el trabajo	3.891	0	0	0	0	0	3.891
402	10	08	00	Materiales para equipos de computación	467.964	0	0	0	0	0	467.964
402	10	11	00	Materiales eléctricos	87.468	0	0	0	0	0	87.468
402	10	12	00	Materiales para instalaciones sanitarias	20.363	0	0	0	0	0	20.363
402	10	13	00	Materiales fotográficos	210.900	0	0	0	0	0	210.900
403	**00**	**00**	**00**	**Servicios no personales**	**11.111.515**	**0**	**0**	**0**	**0**	**0**	**11.111.515**
403	04	00	00	Servicios básicos	2.692	0	0	0	0	0	2.692
403	04	02	00	Gas	2.692	0	0	0	0	0	2.692
403	06	00	00	Servicios de transporte y almacenaje	18.810	0	0	0	0	0	18.810
403	06	01	00	Fletes y embalajes	18.810	0	0	0	0	0	18.810
403	07	00	00	Servicios de información, impresión y relaciones públicas	159.802	0	0	0	0	0	159.802
403	07	02	00	Imprenta y reproducción	159.802	0	0	0	0	0	159.802
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	690	0	0	0	0	0	690
403	08	02	00	Comisiones y gastos bancarios	690	0	0	0	0	0	690
403	09	00	00	Viáticos y pasajes	1.153.909	0	0	0	0	0	1.153.909
403	09	01	00	Viáticos y pasajes dentro del pais	1.153.909	0	0	0	0	0	1.153.909
403	10	00	00	Servicios profesionales y técnicos	488.110	0	0	0	0	0	488.110
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	413.579	0	0	0	0	0	413.579
403	10	07	00	Servicios de capacitación y adiestramiento	74.531	0	0	0	0	0	74.531
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.423.844	0	0	0	0	0	2.423.844
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	72.811	0	0	0	0	0	72.811

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096007 PRESTACIÓN DE SERVICIOS MÉDICOS EN LA DIRECCIÓN GENERAL DE SALUD

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 165.900

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	2.126.261	0	0	0	0	0	2.126.261
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	200.308	0	0	0	0	0	200.308
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	24.464	0	0	0	0	0	24.464
403	12	00	00	Conservación y reparaciones menores de obras	13.207	0	0	0	0	0	13.207
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	13.207	0	0	0	0	0	13.207
403	18	00	00	Impuestos indirectos	6.850.451	0	0	0	0	0	6.850.451
403	18	01	00	Impuesto al valor agregado	6.850.451	0	0	0	0	0	6.850.451
				Totales	**837.447.640**	**0**	**0**	**0**	**0**	0	**837.447.640**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096008 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL SERVICIO DE SANIDAD DEL EJÉRCITO

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 44.366

RESPONSABLE/EJECUTOR: SERVICIO DE SANIDAD DEL EJÉRCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**1.375.651**	0	0	0	0	0	**1.375.651**
402	04	00	00	Productos de cuero y caucho	7.594	0	0	0	0	0	7.594
402	04	03	00	Cauchos y tripas para vehículos	7.594	0	0	0	0	0	7.594
402	05	00	00	Productos de papel, cartón e impresos	5.233	0	0	0	0	0	5.233
402	05	03	00	Productos de papel y cartón para oficina	2.180	0	0	0	0	0	2.180
402	05	06	00	Productos de papel y cartón para computación	3.053	0	0	0	0	0	3.053
402	06	00	00	Productos químicos y derivados	1.275.325	0	0	0	0	0	1.275.325
402	06	02	00	Abonos, plaguicidas y otros	129.519	0	0	0	0	0	129.519
402	06	03	00	Tintas, pinturas y colorantes	4.958	0	0	0	0	0	4.958
402	06	04	00	Productos farmacéuticos y medicamentos	1.126.703	0	0	0	0	0	1.126.703
402	06	06	00	Combustibles y lubricantes	4.967	0	0	0	0	0	4.967
402	06	08	00	Productos plásticos	9.178	0	0	0	0	0	9.178
402	07	00	00	Productos minerales no metálicos	801	0	0	0	0	0	801
402	07	02	00	Vidrios y productos de vidrio	801	0	0	0	0	0	801
402	08	00	00	Productos metálicos	33.273	0	0	0	0	0	33.273
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.852	0	0	0	0	0	2.852
402	08	09	00	Repuestos y accesorios para equipos de transporte	14.496	0	0	0	0	0	14.496
402	08	10	00	Repuestos y accesorios para otros equipos	15.925	0	0	0	0	0	15.925
402	10	00	00	Productos varios y útiles diversos	53.425	0	0	0	0	0	53.425
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	35.827	0	0	0	0	0	35.827
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.825	0	0	0	0	0	2.825
402	10	08	00	Materiales para equipos de computación	7.075	0	0	0	0	0	7.075
402	10	11	00	Materiales eléctricos	7.698	0	0	0	0	0	7.698
403	00	00	00	**Servicios no personales**	**124.349**	0	0	0	0	0	**124.349**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096008 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL SERVICIO DE SANIDAD DEL EJÉRCITO

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 44.366

RESPONSABLE/EJECUTOR: SERVICIO DE SANIDAD DEL EJÉRCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	36.412	0	0	0	0	0	36.412
403	09	01	00	Viáticos y pasajes dentro del país	36.412	0	0	0	0	0	36.412
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	51.841	0	0	0	0	0	51.841
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	28.748	0	0	0	0	0	28.748
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	23.093	0	0	0	0	0	23.093
403	18	00	00	Impuestos indirectos	36.096	0	0	0	0	0	36.096
403	18	01	00	Impuesto al valor agregado	36.096	0	0	0	0	0	36.096
				Totales	**1.500.000**	0	0	0	0	0	**1.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096009 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR VICENTE SALÍAS

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 255.328

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR VICENTE SALÍAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.228.236**	**0**	**0**	**0**	**0**	**0**	**13.228.236**
402	04	00	00	Productos de cuero y caucho	15.354	0	0	0	0	0	15.354
402	04	03	00	Cauchos y tripas para vehículos	15.354	0	0	0	0	0	15.354
402	05	00	00	Productos de papel, cartón e impresos	336.777	0	0	0	0	0	336.777
402	05	01	00	Pulpa de madera, papel y cartón	2.910	0	0	0	0	0	2.910
402	05	03	00	Productos de papel y cartón para oficina	319.182	0	0	0	0	0	319.182
402	05	06	00	Productos de papel y cartón para computación	12.412	0	0	0	0	0	12.412
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.273	0	0	0	0	0	2.273
402	06	00	00	Productos químicos y derivados	9.524.665	0	0	0	0	0	9.524.665
402	06	01	00	Sustancias químicas y de uso industrial	1.436.034	0	0	0	0	0	1.436.034
402	06	04	00	Productos farmacéuticos y medicamentos	8.073.649	0	0	0	0	0	8.073.649
402	06	06	00	Combustibles y lubricantes	14.982	0	0	0	0	0	14.982
402	08	00	00	Productos metálicos	174.945	0	0	0	0	0	174.945
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	81.000	0	0	0	0	0	81.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	31.142	0	0	0	0	0	31.142
402	08	10	00	Repuestos y accesorios para otros equipos	62.803	0	0	0	0	0	62.803
402	10	00	00	Productos varios y útiles diversos	3.176.495	0	0	0	0	0	3.176.495
402	10	02	00	Materiales y útiles de limpieza y aseo	128.568	0	0	0	0	0	128.568
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.949.010	0	0	0	0	0	2.949.010
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	26.278	0	0	0	0	0	26.278
402	10	08	00	Materiales para equipos de computación	21.862	0	0	0	0	0	21.862
402	10	11	00	Materiales eléctricos	4.954	0	0	0	0	0	4.954
402	10	12	00	Materiales para instalaciones sanitarias	23.767	0	0	0	0	0	23.767
402	10	99	00	Otros productos y útiles diversos	22.056	0	0	0	0	0	22.056

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096009 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR VICENTE SALÍAS

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 255.328

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR VICENTE SALÍAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**771.764**	**0**	**0**	**0**	**0**	**0**	**771.764**
403	04	00	00	Servicios básicos	1.102	0	0	0	0	0	1.102
403	04	02	00	Gas	1.102	0	0	0	0	0	1.102
403	09	00	00	Viáticos y pasajes	58.304	0	0	0	0	0	58.304
403	09	01	00	Viáticos y pasajes dentro del país	58.304	0	0	0	0	0	58.304
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	79.298	0	0	0	0	0	79.298
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	61.290	0	0	0	0	0	61.290
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	18.008	0	0	0	0	0	18.008
403	18	00	00	Impuestos indirectos	633.060	0	0	0	0	0	633.060
403	18	01	00	Impuesto al valor agregado	633.060	0	0	0	0	0	633.060
				Totales	**14.000.000**	**0**	**0**	**0**	**0**	**0**	**14.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096010 PRESTACIÓN DE SERVICIOS MÉDICOS EN LA DIRECCIÓN DE SANIDAD NAVAL

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 37.920

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SANIDAD NAVAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**401.000**	**0**	**0**	**0**	**0**	**0**	**401.000**
402	06	00	00	Productos químicos y derivados	251.000	0	0	0	0	0	251.000
402	06	02	00	Abonos, plaguicidas y otros	20.000	0	0	0	0	0	20.000
402	06	04	00	Productos farmacéuticos y medicamentos	231.000	0	0	0	0	0	231.000
402	10	00	00	Productos varios y útiles diversos	150.000	0	0	0	0	0	150.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	150.000	0	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**99.000**	**0**	**0**	**0**	**0**	**0**	**99.000**
403	09	00	00	Viáticos y pasajes	45.000	0	0	0	0	0	45.000
403	09	01	00	Viáticos y pasajes dentro del país	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	24.000	0	0	0	0	0	24.000
403	18	01	00	Impuesto al valor agregado	24.000	0	0	0	0	0	24.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096011 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL NAVAL DR. RAÚL PERDOMO

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 55.300

RESPONSABLE/EJECUTOR: HOSPITAL NAVAL DR. RAÚL PERDOMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.226.903**	**0**	**0**	**0**	**0**	**0**	**8.226.903**
402	01	00	00	Productos alimenticios y agropecuarios	43.446	0	0	0	0	0	43.446
402	01	01	00	Alimentos y bebidas para personas	43.446	0	0	0	0	0	43.446
402	06	00	00	Productos químicos y derivados	4.206.410	0	0	0	0	0	4.206.410
402	06	01	00	Sustancias químicas y de uso industrial	852.875	0	0	0	0	0	852.875
402	06	04	00	Productos farmacéuticos y medicamentos	3.353.535	0	0	0	0	0	3.353.535
402	08	00	00	Productos metálicos	79.216	0	0	0	0	0	79.216
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	51.099	0	0	0	0	0	51.099
402	08	09	00	Repuestos y accesorios para equipos de transporte	28.117	0	0	0	0	0	28.117
402	10	00	00	Productos varios y útiles diversos	3.897.831	0	0	0	0	0	3.897.831
402	10	02	00	Materiales y útiles de limpieza y aseo	143.651	0	0	0	0	0	143.651
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.230.676	0	0	0	0	0	3.230.676
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	112.418	0	0	0	0	0	112.418
402	10	08	00	Materiales para equipos de computación	102.885	0	0	0	0	0	102.885
402	10	11	00	Materiales eléctricos	283.120	0	0	0	0	0	283.120
402	10	12	00	Materiales para instalaciones sanitarias	25.081	0	0	0	0	0	25.081
403	**00**	**00**	**00**	**Servicios no personales**	**2.273.097**	**0**	**0**	**0**	**0**	**0**	**2.273.097**
403	02	00	00	Alquileres de maquinaria y equipos	201.149	0	0	0	0	0	201.149
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	201.149	0	0	0	0	0	201.149
403	06	00	00	Servicios de transporte y almacenaje	51.483	0	0	0	0	0	51.483
403	06	01	00	Fletes y embalajes	51.483	0	0	0	0	0	51.483
403	09	00	00	Viáticos y pasajes	97.112	0	0	0	0	0	97.112
403	09	01	00	Viáticos y pasajes dentro del país	97.112	0	0	0	0	0	97.112
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	684.541	0	0	0	0	0	684.541

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 08 - 179

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096011 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL NAVAL DR. RAÚL PERDOMO

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 55.300

RESPONSABLE/EJECUTOR: HOSPITAL NAVAL DR. RAÚL PERDOMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	278.567	0	0	0	0	0	278.567
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	405.974	0	0	0	0	0	405.974
403	12	00	00	Conservación y reparaciones menores de obras	513.102	0	0	0	0	0	513.102
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	513.102	0	0	0	0	0	513.102
403	18	00	00	Impuestos indirectos	725.710	0	0	0	0	0	725.710
403	18	01	00	Impuesto al valor agregado	725.710	0	0	0	0	0	725.710
				Totales	**10.500.000**	0	0	0	0	0	**10.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096012 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL NAVAL MANUEL CHIRINOS

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 39.500

RESPONSABLE/EJECUTOR: HOSPITAL NAVAL MANUEL CHIRINOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.351.430**	**0**	**0**	**0**	**0**	**0**	**5.351.430**
402	01	00	00	Productos alimenticios y agropecuarios	23.128	0	0	0	0	0	23.128
402	01	01	00	Alimentos y bebidas para personas	23.128	0	0	0	0	0	23.128
402	03	00	00	Textiles y vestuarios	27.938	0	0	0	0	0	27.938
402	03	01	00	Textiles	27.938	0	0	0	0	0	27.938
402	04	00	00	Productos de cuero y caucho	49.280	0	0	0	0	0	49.280
402	04	03	00	Cauchos y tripas para vehículos	49.280	0	0	0	0	0	49.280
402	05	00	00	Productos de papel, cartón e impresos	95.317	0	0	0	0	0	95.317
402	05	01	00	Pulpa de madera, papel y cartón	37.520	0	0	0	0	0	37.520
402	05	02	00	Envases y cajas de papel y cartón	3.976	0	0	0	0	0	3.976
402	05	03	00	Productos de papel y cartón para oficina	26.963	0	0	0	0	0	26.963
402	05	06	00	Productos de papel y cartón para computación	3.400	0	0	0	0	0	3.400
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	23.458	0	0	0	0	0	23.458
402	06	00	00	Productos químicos y derivados	2.351.160	0	0	0	0	0	2.351.160
402	06	03	00	Tintas, pinturas y colorantes	49.560	0	0	0	0	0	49.560
402	06	04	00	Productos farmacéuticos y medicamentos	2.243.620	0	0	0	0	0	2.243.620
402	06	06	00	Combustibles y lubricantes	53.884	0	0	0	0	0	53.884
402	06	08	00	Productos plásticos	4.096	0	0	0	0	0	4.096
402	08	00	00	Productos metálicos	67.437	0	0	0	0	0	67.437
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	24.025	0	0	0	0	0	24.025
402	08	09	00	Repuestos y accesorios para equipos de transporte	43.412	0	0	0	0	0	43.412
402	10	00	00	Productos varios y útiles diversos	2.737.170	0	0	0	0	0	2.737.170
402	10	01	00	Artículos de deporte, recreación y juguetes	28.910	0	0	0	0	0	28.910
402	10	02	00	Materiales y útiles de limpieza y aseo	125.832	0	0	0	0	0	125.832

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 080096012 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL NAVAL MANUEL CHIRINOS

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 39.500

RESPONSABLE/EJECUTOR: HOSPITAL NAVAL MANUEL CHIRINOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	25.695	0	0	0	0	0	25.695
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.364.013	0	0	0	0	0	2.364.013
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.136	0	0	0	0	0	50.136
402	10	07	00	Productos de seguridad en el trabajo	45.890	0	0	0	0	0	45.890
402	10	08	00	Materiales para equipos de computación	26.336	0	0	0	0	0	26.336
402	10	11	00	Materiales eléctricos	54.943	0	0	0	0	0	54.943
402	10	12	00	Materiales para instalaciones sanitarias	15.415	0	0	0	0	0	15.415
403	**00**	**00**	**00**	**Servicios no personales**	**3.148.570**	**0**	**0**	**0**	**0**	**0**	**3.148.570**
403	09	00	00	Viáticos y pasajes	77.849	0	0	0	0	0	77.849
403	09	01	00	Viáticos y pasajes dentro del país	77.849	0	0	0	0	0	77.849
403	10	00	00	Servicios profesionales y técnicos	433.214	0	0	0	0	0	433.214
403	10	09	00	Servicios de lavandería y tintorería	433.214	0	0	0	0	0	433.214
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.282.211	0	0	0	0	0	1.282.211
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	423.200	0	0	0	0	0	423.200
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	427.981	0	0	0	0	0	427.981
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	431.030	0	0	0	0	0	431.030
403	12	00	00	Conservación y reparaciones menores de obras	487.070	0	0	0	0	0	487.070
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	487.070	0	0	0	0	0	487.070
403	18	00	00	Impuestos indirectos	868.226	0	0	0	0	0	868.226
403	18	01	00	Impuesto al valor agregado	868.226	0	0	0	0	0	868.226
				Totales	**8.500.000**	**0**	**0**	**0**	**0**	**0**	**8.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096013 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL NAVAL FRANCISCO INSNARDI

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 23.700

RESPONSABLE/EJECUTOR: HOSPITAL NAVAL FRANCISCO INSNARDI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.297.924**	**0**	**0**	**0**	**0**	**0**	**7.297.924**
402	01	00	00	Productos alimenticios y agropecuarios	36.108	0	0	0	0	0	36.108
402	01	01	00	Alimentos y bebidas para personas	36.108	0	0	0	0	0	36.108
402	04	00	00	Productos de cuero y caucho	115.599	0	0	0	0	0	115.599
402	04	03	00	Cauchos y tripas para vehículos	115.599	0	0	0	0	0	115.599
402	05	00	00	Productos de papel, cartón e impresos	122.851	0	0	0	0	0	122.851
402	05	03	00	Productos de papel y cartón para oficina	93.871	0	0	0	0	0	93.871
402	05	06	00	Productos de papel y cartón para computación	26.775	0	0	0	0	0	26.775
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.205	0	0	0	0	0	2.205
402	06	00	00	Productos químicos y derivados	3.950.668	0	0	0	0	0	3.950.668
402	06	01	00	Sustancias químicas y de uso industrial	820.000	0	0	0	0	0	820.000
402	06	03	00	Tintas, pinturas y colorantes	138.405	0	0	0	0	0	138.405
402	06	04	00	Productos farmacéuticos y medicamentos	2.992.263	0	0	0	0	0	2.992.263
402	08	00	00	Productos metálicos	414.898	0	0	0	0	0	414.898
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	116.000	0	0	0	0	0	116.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	32.550	0	0	0	0	0	32.550
402	08	10	00	Repuestos y accesorios para otros equipos	266.348	0	0	0	0	0	266.348
402	10	00	00	Productos varios y útiles diversos	2.657.800	0	0	0	0	0	2.657.800
402	10	02	00	Materiales y útiles de limpieza y aseo	118.000	0	0	0	0	0	118.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.974.765	0	0	0	0	0	1.974.765
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	107.035	0	0	0	0	0	107.035
402	10	08	00	Materiales para equipos de computación	16.000	0	0	0	0	0	16.000
402	10	11	00	Materiales eléctricos	42.000	0	0	0	0	0	42.000
402	10	13	00	Materiales fotográficos	400.000	0	0	0	0	0	400.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096013 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL NAVAL FRANCISCO INSNARDI

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 23.700

RESPONSABLE/EJECUTOR: HOSPITAL NAVAL FRANCISCO INSNARDI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.202.076**	**0**	**0**	**0**	**0**	**0**	**2.202.076**
403	09	00	00	Viáticos y pasajes	59.850	0	0	0	0	0	59.850
403	09	01	00	Viáticos y pasajes dentro del país	59.850	0	0	0	0	0	59.850
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	928.504	0	0	0	0	0	928.504
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	279.600	0	0	0	0	0	279.600
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	300.600	0	0	0	0	0	300.600
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	348.304	0	0	0	0	0	348.304
403	12	00	00	Conservación y reparaciones menores de obras	400.145	0	0	0	0	0	400.145
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	400.145	0	0	0	0	0	400.145
403	18	00	00	Impuestos indirectos	813.577	0	0	0	0	0	813.577
403	18	01	00	Impuesto al valor agregado	813.577	0	0	0	0	0	813.577
				Totales	**9.500.000**	**0**	**0**	**0**	**0**	0	**9.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096014 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL SERVICIO DE SANIDAD AERONÁUTICA

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 49.646

RESPONSABLE/EJECUTOR: SERVICIO DE SANIDAD AERONÁUTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.412.955**	**0**	**0**	**0**	**0**	**0**	**4.412.955**
402	01	00	00	Productos alimenticios y agropecuarios	19.800	0	0	0	0	0	19.800
402	01	01	00	Alimentos y bebidas para personas	19.800	0	0	0	0	0	19.800
402	04	00	00	Productos de cuero y caucho	38.280	0	0	0	0	0	38.280
402	04	03	00	Cauchos y tripas para vehículos	38.280	0	0	0	0	0	38.280
402	05	00	00	Productos de papel, cartón e impresos	167.640	0	0	0	0	0	167.640
402	05	01	00	Pulpa de madera, papel y cartón	105.600	0	0	0	0	0	105.600
402	05	03	00	Productos de papel y cartón para oficina	13.200	0	0	0	0	0	13.200
402	05	06	00	Productos de papel y cartón para computación	19.800	0	0	0	0	0	19.800
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	29.040	0	0	0	0	0	29.040
402	06	00	00	Productos químicos y derivados	3.355.152	0	0	0	0	0	3.355.152
402	06	01	00	Sustancias químicas y de uso industrial	1.320.000	0	0	0	0	0	1.320.000
402	06	03	00	Tintas, pinturas y colorantes	72.600	0	0	0	0	0	72.600
402	06	04	00	Productos farmacéuticos y medicamentos	1.946.712	0	0	0	0	0	1.946.712
402	06	08	00	Productos plásticos	15.840	0	0	0	0	0	15.840
402	08	00	00	Productos metálicos	186.120	0	0	0	0	0	186.120
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	40.920	0	0	0	0	0	40.920
402	08	09	00	Repuestos y accesorios para equipos de transporte	145.200	0	0	0	0	0	145.200
402	10	00	00	Productos varios y útiles diversos	645.963	0	0	0	0	0	645.963
402	10	02	00	Materiales y útiles de limpieza y aseo	72.600	0	0	0	0	0	72.600
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	363.483	0	0	0	0	0	363.483
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	35.640	0	0	0	0	0	35.640
402	10	07	00	Productos de seguridad en el trabajo	9.240	0	0	0	0	0	9.240
402	10	08	00	Materiales para equipos de computación	39.600	0	0	0	0	0	39.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096014 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL SERVICIO DE SANIDAD AERONÁUTICA

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 49.646

RESPONSABLE/EJECUTOR: SERVICIO DE SANIDAD AERONÁUTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	72.600	0	0	0	0	0	72.600
402	10	12	00	Materiales para instalaciones sanitarias	52.800	0	0	0	0	0	52.800
403	**00**	**00**	**00**	**Servicios no personales**	**1.677.351**	**0**	**0**	**0**	**0**	**0**	**1.677.351**
403	09	00	00	Viáticos y pasajes	699.600	0	0	0	0	0	699.600
403	09	01	00	Viáticos y pasajes dentro del país	699.600	0	0	0	0	0	699.600
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	407.220	0	0	0	0	0	407.220
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	105.600	0	0	0	0	0	105.600
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	105.600	0	0	0	0	0	105.600
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	116.820	0	0	0	0	0	116.820
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	79.200	0	0	0	0	0	79.200
403	18	00	00	Impuestos indirectos	570.531	0	0	0	0	0	570.531
403	18	01	00	Impuesto al valor agregado	570.531	0	0	0	0	0	570.531
				Totales	**6.090.306**	**0**	**0**	**0**	**0**	0	**6.090.306**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096015 PRESTACIÓN DE SERVICIOS MÉDICOS EN LA DIRECCIÓN DE SANIDAD DE LA GUARDIA NACIONAL

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 5.530

RESPONSABLE/EJECUTOR: DIRECCIÓN SANIDAD DE LA GUARDIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**869.400**	**0**	**0**	**0**	**0**	**0**	**869.400**
402	06	00	00	Productos químicos y derivados	554.400	0	0	0	0	0	554.400
402	06	04	00	Productos farmacéuticos y medicamentos	554.400	0	0	0	0	0	554.400
402	10	00	00	Productos varios y útiles diversos	315.000	0	0	0	0	0	315.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	315.000	0	0	0	0	0	315.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.614.600**	**0**	**0**	**0**	**0**	**0**	**1.614.600**
403	09	00	00	Viáticos y pasajes	81.429	0	0	0	0	0	81.429
403	09	01	00	Viáticos y pasajes dentro del país	81.429	0	0	0	0	0	81.429
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.326.432	0	0	0	0	0	1.326.432
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.326.432	0	0	0	0	0	1.326.432
403	18	00	00	Impuestos indirectos	206.739	0	0	0	0	0	206.739
403	18	01	00	Impuesto al valor agregado	206.739	0	0	0	0	0	206.739
				Totales	**2.484.000**	**0**	**0**	**0**	**0**	**0**	**2.484.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096016 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR DR. JOSÉ ÁNGEL ÁLAMO

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 718.450

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR DR. JOSÉ ÁNGEL ÁLAMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.517.766**	**0**	**0**	**0**	**0**	**0**	**30.517.766**
402	01	00	00	Productos alimenticios y agropecuarios	2.238.549	0	0	0	0	0	2.238.549
402	01	01	00	Alimentos y bebidas para personas	2.238.549	0	0	0	0	0	2.238.549
402	02	00	00	Productos de minas, canteras y yacimientos	1.836	0	0	0	0	0	1.836
402	02	05	00	Piedra, arcilla, arena y tierra	1.836	0	0	0	0	0	1.836
402	03	00	00	Textiles y vestuarios	338.189	0	0	0	0	0	338.189
402	03	01	00	Textiles	161.430	0	0	0	0	0	161.430
402	03	02	00	Prendas de vestir	176.759	0	0	0	0	0	176.759
402	04	00	00	Productos de cuero y caucho	48.191	0	0	0	0	0	48.191
402	04	02	00	Productos de cuero y sucedáneos del cuero	45.125	0	0	0	0	0	45.125
402	04	03	00	Cauchos y tripas para vehículos	3.066	0	0	0	0	0	3.066
402	05	00	00	Productos de papel, cartón e impresos	1.653.107	0	0	0	0	0	1.653.107
402	05	01	00	Pulpa de madera, papel y cartón	170.432	0	0	0	0	0	170.432
402	05	02	00	Envases y cajas de papel y cartón	454.700	0	0	0	0	0	454.700
402	05	03	00	Productos de papel y cartón para oficina	485.828	0	0	0	0	0	485.828
402	05	04	00	Libros, revistas y periódicos	2.013	0	0	0	0	0	2.013
402	05	05	00	Material de enseñanza	4.854	0	0	0	0	0	4.854
402	05	06	00	Productos de papel y cartón para computación	309.156	0	0	0	0	0	309.156
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	226.124	0	0	0	0	0	226.124
402	06	00	00	Productos químicos y derivados	14.569.843	0	0	0	0	0	14.569.843
402	06	01	00	Sustancias químicas y de uso industrial	1.946.943	0	0	0	0	0	1.946.943
402	06	02	00	Abonos, plaguicidas y otros	2.584	0	0	0	0	0	2.584
402	06	03	00	Tintas, pinturas y colorantes	372.415	0	0	0	0	0	372.415
402	06	04	00	Productos farmacéuticos y medicamentos	8.398.330	0	0	0	0	0	8.398.330

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096016 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR DR. JOSÉ ÁNGEL ÁLAMO

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 718.450

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR DR. JOSÉ ÁNGEL ÁLAMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	30.220	0	0	0	0	0	30.220
402	06	08	00	Productos plásticos	925.260	0	0	0	0	0	925.260
402	06	99	00	Otros productos de la industria química y conexos	2.894.091	0	0	0	0	0	2.894.091
402	07	00	00	Productos minerales no metálicos	29.614	0	0	0	0	0	29.614
402	07	02	00	Vidrios y productos de vidrio	14.921	0	0	0	0	0	14.921
402	07	04	00	Cemento, cal y yeso	14.693	0	0	0	0	0	14.693
402	08	00	00	Productos metálicos	91.089	0	0	0	0	0	91.089
402	08	01	00	Productos primarios de hierro y acero	11.514	0	0	0	0	0	11.514
402	08	02	00	Productos de metales no ferrosos	12.452	0	0	0	0	0	12.452
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	32.069	0	0	0	0	0	32.069
402	08	09	00	Repuestos y accesorios para equipos de transporte	22.867	0	0	0	0	0	22.867
402	08	10	00	Repuestos y accesorios para otros equipos	12.187	0	0	0	0	0	12.187
402	09	00	00	Productos de madera	73.265	0	0	0	0	0	73.265
402	09	01	00	Productos primarios de madera	73.265	0	0	0	0	0	73.265
402	10	00	00	Productos varios y útiles diversos	11.474.083	0	0	0	0	0	11.474.083
402	10	01	00	Artículos de deporte, recreación y juguetes	2.733	0	0	0	0	0	2.733
402	10	02	00	Materiales y útiles de limpieza y aseo	568.486	0	0	0	0	0	568.486
402	10	03	00	Utensilios de cocina y comedor	3.670	0	0	0	0	0	3.670
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	7.829.982	0	0	0	0	0	7.829.982
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	144.572	0	0	0	0	0	144.572
402	10	06	00	Condecoraciones, ofrendas y similares	5.546	0	0	0	0	0	5.546
402	10	07	00	Productos de seguridad en el trabajo	18.778	0	0	0	0	0	18.778
402	10	08	00	Materiales para equipos de computación	234.929	0	0	0	0	0	234.929
402	10	11	00	Materiales eléctricos	1.229.277	0	0	0	0	0	1.229.277

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096016 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR DR. JOSÉ ÁNGEL ÁLAMO

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 718.450

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR DR. JOSÉ ÁNGEL ÁLAMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	132.923	0	0	0	0	0	132.923
402	10	13	00	Materiales fotográficos	1.299.171	0	0	0	0	0	1.299.171
402	10	99	00	Otros productos y útiles diversos	4.016	0	0	0	0	0	4.016
403	**00**	**00**	**00**	**Servicios no personales**	**9.482.234**	**0**	**0**	**0**	**0**	**0**	**9.482.234**
403	02	00	00	Alquileres de maquinaria y equipos	143.823	0	0	0	0	0	143.823
403	02	99	00	Alquileres de otras maquinaria y equipos	143.823	0	0	0	0	0	143.823
403	04	00	00	Servicios básicos	57.885	0	0	0	0	0	57.885
403	04	02	00	Gas	57.885	0	0	0	0	0	57.885
403	06	00	00	Servicios de transporte y almacenaje	98.008	0	0	0	0	0	98.008
403	06	01	00	Fletes y embalajes	98.008	0	0	0	0	0	98.008
403	07	00	00	Servicios de información, impresión y relaciones públicas	77.552	0	0	0	0	0	77.552
403	07	02	00	Imprenta y reproducción	31.801	0	0	0	0	0	31.801
403	07	04	00	Avisos	45.751	0	0	0	0	0	45.751
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	183	0	0	0	0	0	183
403	08	02	00	Comisiones y gastos bancarios	183	0	0	0	0	0	183
403	09	00	00	Viáticos y pasajes	135.196	0	0	0	0	0	135.196
403	09	01	00	Viáticos y pasajes dentro del país	135.196	0	0	0	0	0	135.196
403	10	00	00	Servicios profesionales y técnicos	274.664	0	0	0	0	0	274.664
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	110.996	0	0	0	0	0	110.996
403	10	07	00	Servicios de capacitación y adiestramiento	163.668	0	0	0	0	0	163.668
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.864.133	0	0	0	0	0	4.864.133
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	255.148	0	0	0	0	0	255.148
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	4.505.386	0	0	0	0	0	4.505.386
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	103.599	0	0	0	0	0	103.599

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117161 080096000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: BRINDAR ATENCIÓN MÉDICA AMBULATORIA, HOSPITALARIA Y DE REHABILITACIÓN AL PERSONAL MILITAR, AFILIADOS Y LA POBLACIÓN QUE ACUDE A LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 4.825.627 **FEMENINO:** 2.654.095 **MASCULINO:** 2.171.532

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080096016 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR DR. JOSÉ ÁNGEL ÁLAMO

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 718.450

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR DR. JOSÉ ÁNGEL ÁLAMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	597.509	0	0	0	0	0	597.509
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	597.509	0	0	0	0	0	597.509
403	18	00	00	Impuestos indirectos	3.233.281	0	0	0	0	0	3.233.281
403	18	01	00	Impuesto al valor agregado	3.233.281	0	0	0	0	0	3.233.281
				Totales	**40.000.000**	**0**	**0**	**0**	**0**	0	**40.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117160 080097000 OPERACIONES DE CONTRAINTELIGENCIA MILITAR PARA PRESERVAR LA SEGURIDAD DE LA NACIÓN.

OBJETIVO DEL PROYECTO: PLANIFICAR, DESARROLLAR Y EJECUTAR ACCIONES DE CONTRAINTELIGENCIA, CON EL FIN DE PRESERVAR LA SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 998

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM) **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.807.720**	**0**	**0**	**0**	**0**	**0**	**9.807.720**
402	01	00	00	Productos alimenticios y agropecuarios	4.284.000	0	0	0	0	0	4.284.000
402	01	01	00	Alimentos y bebidas para personas	4.284.000	0	0	0	0	0	4.284.000
402	03	00	00	Textiles y vestuarios	542.260	0	0	0	0	0	542.260
402	03	01	00	Textiles	63.510	0	0	0	0	0	63.510
402	03	02	00	Prendas de vestir	328.750	0	0	0	0	0	328.750
402	03	03	00	Calzados	150.000	0	0	0	0	0	150.000
402	04	00	00	Productos de cuero y caucho	499.800	0	0	0	0	0	499.800
402	04	03	00	Cauchos y tripas para vehículos	499.800	0	0	0	0	0	499.800
402	05	00	00	Productos de papel, cartón e impresos	1.108.984	0	0	0	0	0	1.108.984
402	05	01	00	Pulpa de madera, papel y cartón	355.351	0	0	0	0	0	355.351
402	05	03	00	Productos de papel y cartón para oficina	415.072	0	0	0	0	0	415.072
402	05	06	00	Productos de papel y cartón para computación	103.000	0	0	0	0	0	103.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	235.561	0	0	0	0	0	235.561
402	06	00	00	Productos químicos y derivados	1.302.494	0	0	0	0	0	1.302.494
402	06	03	00	Tintas, pinturas y colorantes	392.990	0	0	0	0	0	392.990
402	06	04	00	Productos farmacéuticos y medicamentos	480.760	0	0	0	0	0	480.760
402	06	06	00	Combustibles y lubricantes	232.201	0	0	0	0	0	232.201
402	06	08	00	Productos plásticos	196.543	0	0	0	0	0	196.543
402	07	00	00	Productos minerales no metálicos	116.950	0	0	0	0	0	116.950
402	07	01	00	Productos de barro, loza y porcelana	111.200	0	0	0	0	0	111.200
402	07	04	00	Cemento, cal y yeso	5.750	0	0	0	0	0	5.750
402	08	00	00	Productos metálicos	372.747	0	0	0	0	0	372.747
402	08	01	00	Productos primarios de hierro y acero	35.000	0	0	0	0	0	35.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	101.869	0	0	0	0	0	101.869
402	08	09	00	Repuestos y accesorios para equipos de transporte	235.878	0	0	0	0	0	235.878
402	10	00	00	Productos varios y útiles diversos	1.580.485	0	0	0	0	0	1.580.485
402	10	01	00	Artículos de deporte, recreación y juguetes	120.678	0	0	0	0	0	120.678
402	10	02	00	Materiales y útiles de limpieza y aseo	326.241	0	0	0	0	0	326.241

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117160 080097000 OPERACIONES DE CONTRAINTELIGENCIA MILITAR PARA PRESERVAR LA SEGURIDAD DE LA NACIÓN.

OBJETIVO DEL PROYECTO: PLANIFICAR, DESARROLLAR Y EJECUTAR ACCIONES DE CONTRAINTELIGENCIA, CON EL FIN DE PRESERVAR LA SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 998

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM) **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	146.993	0	0	0	0	0	146.993
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	72.074	0	0	0	0	0	72.074
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	280.289	0	0	0	0	0	280.289
402	10	06	00	Condecoraciones, ofrendas y similares	40.331	0	0	0	0	0	40.331
402	10	07	00	Productos de seguridad en el trabajo	104.232	0	0	0	0	0	104.232
402	10	08	00	Materiales para equipos de computación	277.437	0	0	0	0	0	277.437
402	10	10	00	Útiles religiosos	47.940	0	0	0	0	0	47.940
402	10	11	00	Materiales eléctricos	93.007	0	0	0	0	0	93.007
402	10	12	00	Materiales para instalaciones sanitarias	54.867	0	0	0	0	0	54.867
402	10	13	00	Materiales fotográficos	16.396	0	0	0	0	0	16.396
403	**00**	**00**	**00**	**Servicios no personales**	**1.102.504**	**0**	**0**	**0**	**0**	**0**	**1.102.504**
403	07	00	00	Servicios de información, impresión y relaciones públicas	123.000	0	0	0	0	0	123.000
403	07	03	00	Relaciones sociales	123.000	0	0	0	0	0	123.000
403	09	00	00	Viáticos y pasajes	59.618	0	0	0	0	0	59.618
403	09	01	00	Viáticos y pasajes dentro del país	59.618	0	0	0	0	0	59.618
403	16	00	00	Servicios de diversión, esparcimiento y culturales	120.000	0	0	0	0	0	120.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	120.000	0	0	0	0	0	120.000
403	18	00	00	Impuestos indirectos	799.886	0	0	0	0	0	799.886
403	18	01	00	Impuesto al valor agregado	799.886	0	0	0	0	0	799.886
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**99.178.849**	**0**	**0**	**0**	**0**	**0**	**99.178.849**
406	01	00	00	Gastos de defensa y seguridad del Estado	99.178.849	0	0	0	0	0	99.178.849
406	01	01	00	Gastos de defensa y seguridad del Estado	99.178.849	0	0	0	0	0	99.178.849
				Totales	**110.089.073**	**0**	**0**	**0**	**0**	**0**	**110.089.073**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117160 080097000 OPERACIONES DE CONTRAINTELIGENCIA MILITAR PARA PRESERVAR LA SEGURIDAD DE LA NACIÓN.

OBJETIVO DEL PROYECTO: PLANIFICAR, DESARROLLAR Y EJECUTAR ACCIONES DE CONTRAINTELIGENCIA, CON EL FIN DE PRESERVAR LA SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN

META: 998

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM)

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117160 080097000 OPERACIONES DE CONTRAINTELIGENCIA MILITAR PARA PRESERVAR LA SEGURIDAD DE LA NACIÓN.

OBJETIVO DEL PROYECTO: PLANIFICAR, DESARROLLAR Y EJECUTAR ACCIONES DE CONTRAINTELIGENCIA, CON EL FIN DE PRESERVAR LA SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 998

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080097003 DESARROLLAR ACCIONES INHERENTES A LA ESTRATEGIA DE CONTRAINTELIGENCIA PARA PRESERVAR LA SEGURIDAD DE LA NACIÓN

UNIDAD DE MEDIDA: OPERACIÓN **META:** 895

RESPONSABLE/EJECUTOR: DGCIM

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**99.178.849**	**0**	**0**	**0**	**0**	**0**	**99.178.849**
406	01	00	00	Gastos de defensa y seguridad del Estado	99.178.849	0	0	0	0	0	99.178.849
406	01	01	00	Gastos de defensa y seguridad del Estado	99.178.849	0	0	0	0	0	99.178.849
				Totales	**99.178.849**	**0**	**0**	**0**	**0**	**0**	**99.178.849**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117160 080097000 OPERACIONES DE CONTRAINTELIGENCIA MILITAR PARA PRESERVAR LA SEGURIDAD DE LA NACIÓN.

OBJETIVO DEL PROYECTO: PLANIFICAR, DESARROLLAR Y EJECUTAR ACCIONES DE CONTRAINTELIGENCIA, CON EL FIN DE PRESERVAR LA SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 998

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080097004 EJECUTAR ACTIVIDADES ADMINISTRATIVAS QUE PERMITAN EL FUNCIONAMIENTO DE LAS UNIDADES ADSCRITAS A LA DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM)

UNIDAD DE MEDIDA: OPERACIÓN **META:** 103

RESPONSABLE/EJECUTOR: DGCIM

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.807.720**	**0**	**0**	**0**	**0**	**0**	**9.807.720**
402	01	00	00	Productos alimenticios y agropecuarios	4.284.000	0	0	0	0	0	4.284.000
402	01	01	00	Alimentos y bebidas para personas	4.284.000	0	0	0	0	0	4.284.000
402	03	00	00	Textiles y vestuarios	542.260	0	0	0	0	0	542.260
402	03	01	00	Textiles	63.510	0	0	0	0	0	63.510
402	03	02	00	Prendas de vestir	328.750	0	0	0	0	0	328.750
402	03	03	00	Calzados	150.000	0	0	0	0	0	150.000
402	04	00	00	Productos de cuero y caucho	499.800	0	0	0	0	0	499.800
402	04	03	00	Cauchos y tripas para vehículos	499.800	0	0	0	0	0	499.800
402	05	00	00	Productos de papel, cartón e impresos	1.108.984	0	0	0	0	0	1.108.984
402	05	01	00	Pulpa de madera, papel y cartón	355.351	0	0	0	0	0	355.351
402	05	03	00	Productos de papel y cartón para oficina	415.072	0	0	0	0	0	415.072
402	05	06	00	Productos de papel y cartón para computación	103.000	0	0	0	0	0	103.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	235.561	0	0	0	0	0	235.561
402	06	00	00	Productos químicos y derivados	1.302.494	0	0	0	0	0	1.302.494
402	06	03	00	Tintas, pinturas y colorantes	392.990	0	0	0	0	0	392.990
402	06	04	00	Productos farmacéuticos y medicamentos	480.760	0	0	0	0	0	480.760
402	06	06	00	Combustibles y lubricantes	232.201	0	0	0	0	0	232.201
402	06	08	00	Productos plásticos	196.543	0	0	0	0	0	196.543
402	07	00	00	Productos minerales no metálicos	116.950	0	0	0	0	0	116.950
402	07	01	00	Productos de barro, loza y porcelana	111.200	0	0	0	0	0	111.200
402	07	04	00	Cemento, cal y yeso	5.750	0	0	0	0	0	5.750
402	08	00	00	Productos metálicos	372.747	0	0	0	0	0	372.747
402	08	01	00	Productos primarios de hierro y acero	35.000	0	0	0	0	0	35.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117160 080097000 OPERACIONES DE CONTRAINTELIGENCIA MILITAR PARA PRESERVAR LA SEGURIDAD DE LA NACIÓN.

OBJETIVO DEL PROYECTO: PLANIFICAR, DESARROLLAR Y EJECUTAR ACCIONES DE CONTRAINTELIGENCIA, CON EL FIN DE PRESERVAR LA SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 998

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080097004 EJECUTAR ACTIVIDADES ADMINISTRATIVAS QUE PERMITAN EL FUNCIONAMIENTO DE LAS UNIDADES ADSCRITAS A LA DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM)

UNIDAD DE MEDIDA: OPERACIÓN **META:** 103

RESPONSABLE/EJECUTOR: DGCIM

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	101.869	0	0	0	0	0	101.869
402	08	09	00	Repuestos y accesorios para equipos de transporte	235.878	0	0	0	0	0	235.878
402	10	00	00	Productos varios y útiles diversos	1.580.485	0	0	0	0	0	1.580.485
402	10	01	00	Artículos de deporte, recreación y juguetes	120.678	0	0	0	0	0	120.678
402	10	02	00	Materiales y útiles de limpieza y aseo	326.241	0	0	0	0	0	326.241
402	10	03	00	Utensilios de cocina y comedor	146.993	0	0	0	0	0	146.993
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	72.074	0	0	0	0	0	72.074
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	280.289	0	0	0	0	0	280.289
402	10	06	00	Condecoraciones, ofrendas y similares	40.331	0	0	0	0	0	40.331
402	10	07	00	Productos de seguridad en el trabajo	104.232	0	0	0	0	0	104.232
402	10	08	00	Materiales para equipos de computación	277.437	0	0	0	0	0	277.437
402	10	10	00	Útiles religiosos	47.940	0	0	0	0	0	47.940
402	10	11	00	Materiales eléctricos	93.007	0	0	0	0	0	93.007
402	10	12	00	Materiales para instalaciones sanitarias	54.867	0	0	0	0	0	54.867
402	10	13	00	Materiales fotográficos	16.396	0	0	0	0	0	16.396
403	**00**	**00**	**00**	**Servicios no personales**	**1.102.504**	**0**	**0**	**0**	**0**	**0**	**1.102.504**
403	07	00	00	Servicios de información, impresión y relaciones públicas	123.000	0	0	0	0	0	123.000
403	07	03	00	Relaciones sociales	123.000	0	0	0	0	0	123.000
403	09	00	00	Viáticos y pasajes	59.618	0	0	0	0	0	59.618
403	09	01	00	Viáticos y pasajes dentro del país	59.618	0	0	0	0	0	59.618
403	16	00	00	Servicios de diversión, esparcimiento y culturales	120.000	0	0	0	0	0	120.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	120.000	0	0	0	0	0	120.000
403	18	00	00	Impuestos indirectos	799.886	0	0	0	0	0	799.886
403	18	01	00	Impuesto al valor agregado	799.886	0	0	0	0	0	799.886

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117160 080097000 OPERACIONES DE CONTRAINTELIGENCIA MILITAR PARA PRESERVAR LA SEGURIDAD DE LA NACIÓN.

OBJETIVO DEL PROYECTO: PLANIFICAR, DESARROLLAR Y EJECUTAR ACCIONES DE CONTRAINTELIGENCIA, CON EL FIN DE PRESERVAR LA SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN

META: 998

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM)

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 080097004 EJECUTAR ACTIVIDADES ADMINISTRATIVAS QUE PERMITAN EL FUNCIONAMIENTO DE LAS UNIDADES ADSCRITAS A LA DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM)

UNIDAD DE MEDIDA: OPERACIÓN

META: 103

RESPONSABLE/EJECUTOR: DGCIM

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**10.910.224**	**0**	**0**	**0**	**0**	**0**	**10.910.224**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD

META: 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**477.185.699**	**0**	**0**	**0**	**0**	**0**	**477.185.699**
402	01	00	00	Productos alimenticios y agropecuarios	25.563.564	0	0	0	0	0	25.563.564
402	01	01	00	Alimentos y bebidas para personas	25.561.564	0	0	0	0	0	25.561.564
402	01	03	00	Productos agrícolas y pecuarios	2.000	0	0	0	0	0	2.000
402	02	00	00	Productos de minas, canteras y yacimientos	2.568.010	0	0	0	0	0	2.568.010
402	02	04	00	Mineral no ferroso	2.000	0	0	0	0	0	2.000
402	02	05	00	Piedra, arcilla, arena y tierra	2.511.010	0	0	0	0	0	2.511.010
402	02	99	00	Otros productos de minas, canteras y yacimientos	55.000	0	0	0	0	0	55.000
402	03	00	00	Textiles y vestuarios	179.809.579	0	0	0	0	0	179.809.579
402	03	01	00	Textiles	35.301.778	0	0	0	0	0	35.301.778
402	03	02	00	Prendas de vestir	122.069.693	0	0	0	0	0	122.069.693
402	03	03	00	Calzados	16.961.000	0	0	0	0	0	16.961.000
402	03	99	00	Otros productos textiles y vestuarios	5.477.108	0	0	0	0	0	5.477.108
402	04	00	00	Productos de cuero y caucho	51.869.264	0	0	0	0	0	51.869.264
402	04	01	00	Cueros y pieles	247.000	0	0	0	0	0	247.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	3.153.411	0	0	0	0	0	3.153.411
402	04	03	00	Cauchos y tripas para vehículos	48.468.853	0	0	0	0	0	48.468.853
402	05	00	00	Productos de papel, cartón e impresos	19.556.507	0	0	0	0	0	19.556.507
402	05	01	00	Pulpa de madera, papel y cartón	3.187.937	0	0	0	0	0	3.187.937
402	05	02	00	Envases y cajas de papel y cartón	2.445.524	0	0	0	0	0	2.445.524
402	05	03	00	Productos de papel y cartón para oficina	8.178.661	0	0	0	0	0	8.178.661
402	05	04	00	Libros, revistas y periódicos	201.999	0	0	0	0	0	201.999
402	05	05	00	Material de enseñanza	12.500	0	0	0	0	0	12.500
402	05	06	00	Productos de papel y cartón para computación	1.160.786	0	0	0	0	0	1.160.786
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.360.000	0	0	0	0	0	4.360.000
402	05	99	00	Otros productos de pulpa, papel y cartón	9.100	0	0	0	0	0	9.100
402	06	00	00	Productos químicos y derivados	39.949.168	0	0	0	0	0	39.949.168
402	06	01	00	Sustancias químicas y de uso industrial	1.932.643	0	0	0	0	0	1.932.643
402	06	02	00	Abonos, plaguicidas y otros	279.944	0	0	0	0	0	279.944

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	20.075.863	0	0	0	0	0	20.075.863
402	06	04	00	Productos farmacéuticos y medicamentos	4.192.584	0	0	0	0	0	4.192.584
402	06	05	00	Productos de tocador	9.800	0	0	0	0	0	9.800
402	06	06	00	Combustibles y lubricantes	7.584.151	0	0	0	0	0	7.584.151
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.816.000	0	0	0	0	0	1.816.000
402	06	08	00	Productos plásticos	1.977.713	0	0	0	0	0	1.977.713
402	06	99	00	Otros productos de la industria química y conexos	2.080.470	0	0	0	0	0	2.080.470
402	07	00	00	Productos minerales no metálicos	3.606.298	0	0	0	0	0	3.606.298
402	07	01	00	Productos de barro, loza y porcelana	195.000	0	0	0	0	0	195.000
402	07	02	00	Vidrios y productos de vidrio	396.850	0	0	0	0	0	396.850
402	07	03	00	Productos de arcilla para construcción	1.084.308	0	0	0	0	0	1.084.308
402	07	04	00	Cemento, cal y yeso	1.930.140	0	0	0	0	0	1.930.140
402	08	00	00	Productos metálicos	101.812.091	0	0	0	0	0	101.812.091
402	08	01	00	Productos primarios de hierro y acero	2.058.296	0	0	0	0	0	2.058.296
402	08	02	00	Productos de metales no ferrosos	366.538	0	0	0	0	0	366.538
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	12.489.259	0	0	0	0	0	12.489.259
402	08	04	00	Productos metálicos estructurales	728.307	0	0	0	0	0	728.307
402	08	05	00	Materiales de orden público, seguridad y defensa	21.000.000	0	0	0	0	0	21.000.000
402	08	07	00	Material de señalamiento	626.561	0	0	0	0	0	626.561
402	08	08	00	Material de educación	17.500	0	0	0	0	0	17.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	48.818.010	0	0	0	0	0	48.818.010
402	08	10	00	Repuestos y accesorios para otros equipos	12.770.655	0	0	0	0	0	12.770.655
402	08	99	00	Otros productos metálicos	2.936.965	0	0	0	0	0	2.936.965
402	09	00	00	Productos de madera	2.152.652	0	0	0	0	0	2.152.652
402	09	01	00	Productos primarios de madera	1.544.724	0	0	0	0	0	1.544.724
402	09	02	00	Muebles y accesorios de madera para edificaciones	607.928	0	0	0	0	0	607.928
402	10	00	00	Productos varios y útiles diversos	50.298.566	0	0	0	0	0	50.298.566
402	10	01	00	Artículos de deporte, recreación y juguetes	1.038.166	0	0	0	0	0	1.038.166
402	10	02	00	Materiales y útiles de limpieza y aseo	6.432.403	0	0	0	0	0	6.432.403

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD

META: 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	6.011.508	0	0	0	0	0	6.011.508
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.313.724	0	0	0	0	0	5.313.724
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.217.236	0	0	0	0	0	5.217.236
402	10	06	00	Condecoraciones, ofrendas y similares	5.290.181	0	0	0	0	0	5.290.181
402	10	07	00	Productos de seguridad en el trabajo	3.475.671	0	0	0	0	0	3.475.671
402	10	08	00	Materiales para equipos de computación	5.074.852	0	0	0	0	0	5.074.852
402	10	10	00	Útiles religiosos	20.000	0	0	0	0	0	20.000
402	10	11	00	Materiales eléctricos	9.136.652	0	0	0	0	0	9.136.652
402	10	12	00	Materiales para instalaciones sanitarias	3.264.173	0	0	0	0	0	3.264.173
402	10	13	00	Materiales fotográficos	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**179.597.021**	**0**	**0**	**0**	**0**	**0**	**179.597.021**
403	02	00	00	Alquileres de maquinaria y equipos	555.750	0	0	0	0	0	555.750
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	539.500	0	0	0	0	0	539.500
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	16.250	0	0	0	0	0	16.250
403	03	00	00	Derechos sobre bienes intangibles	128.000	0	0	0	0	0	128.000
403	03	03	00	Paquetes y programas de computación	128.000	0	0	0	0	0	128.000
403	04	00	00	Servicios básicos	357.551	0	0	0	0	0	357.551
403	04	02	00	Gas	254.591	0	0	0	0	0	254.591
403	04	04	00	Teléfonos	2.400	0	0	0	0	0	2.400
403	04	05	00	Servicio de comunicaciones	100.560	0	0	0	0	0	100.560
403	07	00	00	Servicios de información, impresión y relaciones públicas	93.451	0	0	0	0	0	93.451
403	07	02	00	Imprenta y reproducción	93.451	0	0	0	0	0	93.451
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.809	0	0	0	0	0	2.809
403	08	02	00	Comisiones y gastos bancarios	2.809	0	0	0	0	0	2.809
403	09	00	00	Viáticos y pasajes	15.345.867	0	0	0	0	0	15.345.867
403	09	01	00	Viáticos y pasajes dentro del pais	15.345.867	0	0	0	0	0	15.345.867
403	10	00	00	Servicios profesionales y técnicos	915.323	0	0	0	0	0	915.323
403	10	03	00	Servicios de procesamiento de datos	180.000	0	0	0	0	0	180.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	6.000	0	0	0	0	0	6.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	141.541	0	0	0	0	0	141.541
403	10	09	00	Servicios de lavandería y tintorería	250.958	0	0	0	0	0	250.958
403	10	11	00	Servicios para la elaboración y suministro de comida	336.824	0	0	0	0	0	336.824
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	50.293.472	0	0	0	0	0	50.293.472
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	5.035.665	0	0	0	0	0	5.035.665
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	31.341.858	0	0	0	0	0	31.341.858
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	3.743.684	0	0	0	0	0	3.743.684
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.288	0	0	0	0	0	1.288
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.343.750	0	0	0	0	0	4.343.750
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	5.827.227	0	0	0	0	0	5.827.227
403	12	00	00	Conservación y reparaciones menores de obras	25.994.504	0	0	0	0	0	25.994.504
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	25.766.504	0	0	0	0	0	25.766.504
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	228.000	0	0	0	0	0	228.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	255.000	0	0	0	0	0	255.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	255.000	0	0	0	0	0	255.000
403	18	00	00	Impuestos indirectos	85.651.224	0	0	0	0	0	85.651.224
403	18	01	00	Impuesto al valor agregado	85.651.224	0	0	0	0	0	85.651.224
403	99	00	00	Otros servicios no personales	4.070	0	0	0	0	0	4.070
403	99	01	00	Otros servicios no personales	4.070	0	0	0	0	0	4.070
404	**00**	**00**	**00**	**Activos reales**	**198.737.898**	**0**	**0**	**0**	**0**	**0**	**198.737.898**
404	01	00	00	Repuestos y reparaciones mayores	63.359.864	0	0	0	0	0	63.359.864
404	01	01	00	Repuestos mayores	36.093.464	0	0	0	0	0	36.093.464
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	2.000.000	0	0	0	0	0	2.000.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	31.454.947	0	0	0	0	0	31.454.947
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	1.688.517	0	0	0	0	0	1.688.517
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	950.000	0	0	0	0	0	950.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	27.266.400	0	0	0	0	0	27.266.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	6.101.100	0	0	0	0	0	6.101.100
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	18.525.300	0	0	0	0	0	18.525.300
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	0	500.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	2.140.000	0	0	0	0	0	2.140.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	21.080.229	0	0	0	0	0	21.080.229
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	3.170.629	0	0	0	0	0	3.170.629
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	7.332.000	0	0	0	0	0	7.332.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	22.000	0	0	0	0	0	22.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	797.000	0	0	0	0	0	797.000
404	03	05	00	Maquinaria y equipos industriales y de taller	5.758.600	0	0	0	0	0	5.758.600
404	03	06	00	Maquinaria y equipos de energía	4.000.000	0	0	0	0	0	4.000.000
404	04	00	00	Equipos de transporte, tracción y elevación	70.850.000	0	0	0	0	0	70.850.000
404	04	01	00	Vehículos automotores terrestres	60.850.000	0	0	0	0	0	60.850.000
404	04	03	00	Equipos marítimos de transporte	5.000.000	0	0	0	0	0	5.000.000
404	04	06	00	Equipos auxiliares de transporte	5.000.000	0	0	0	0	0	5.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.430.389	0	0	0	0	0	2.430.389
404	05	01	00	Equipos de telecomunicaciones	2.430.389	0	0	0	0	0	2.430.389
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.446.500	0	0	0	0	0	2.446.500
404	07	01	00	Equipos científicos y de laboratorio	466.600	0	0	0	0	0	466.600
404	07	02	00	Equipos de enseñanza, deporte y recreación	859.900	0	0	0	0	0	859.900
404	07	06	00	Instrumentos musicales y equipos de audio	870.000	0	0	0	0	0	870.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	250.000	0	0	0	0	0	250.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	4.373.117	0	0	0	0	0	4.373.117
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	2.800.000	0	0	0	0	0	2.800.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	1.573.117	0	0	0	0	0	1.573.117
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	33.162.799	0	0	0	0	0	33.162.799
404	09	01	00	Mobiliario y equipos de oficina	11.235.421	0	0	0	0	0	11.235.421
404	09	02	00	Equipos de computación	9.096.378	0	0	0	0	0	9.096.378

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD

META: 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	11.386.000	0	0	0	0	0	11.386.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.445.000	0	0	0	0	0	1.445.000
404	12	00	00	Activos intangibles	1.035.000	0	0	0	0	0	1.035.000
404	12	04	00	Paquetes y programas de computación	1.035.000	0	0	0	0	0	1.035.000
				Totales	**855.520.618**	**0**	**0**	**0**	**0**	**0**	**855.520.618**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD

META: 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098001 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DEL EJÉRCITO BOLIVARIANO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 264

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DEL EJÉRCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**98.917.930**	0	0	0	0	0	**98.917.930**
402	01	00	00	Productos alimenticios y agropecuarios	157.600	0	0	0	0	0	157.600
402	01	01	00	Alimentos y bebidas para personas	157.600	0	0	0	0	0	157.600
402	02	00	00	Productos de minas, canteras y yacimientos	332.400	0	0	0	0	0	332.400
402	02	05	00	Piedra, arcilla, arena y tierra	277.400	0	0	0	0	0	277.400
402	02	99	00	Otros productos de minas, canteras y yacimientos	55.000	0	0	0	0	0	55.000
402	03	00	00	Textiles y vestuarios	52.117.430	0	0	0	0	0	52.117.430
402	03	01	00	Textiles	17.003.019	0	0	0	0	0	17.003.019
402	03	02	00	Prendas de vestir	30.114.411	0	0	0	0	0	30.114.411
402	03	03	00	Calzados	5.000.000	0	0	0	0	0	5.000.000
402	04	00	00	Productos de cuero y caucho	4.050.000	0	0	0	0	0	4.050.000
402	04	01	00	Cueros y pieles	90.000	0	0	0	0	0	90.000
402	04	03	00	Cauchos y tripas para vehículos	3.960.000	0	0	0	0	0	3.960.000
402	05	00	00	Productos de papel, cartón e impresos	4.644.243	0	0	0	0	0	4.644.243
402	05	01	00	Pulpa de madera, papel y cartón	90.823	0	0	0	0	0	90.823
402	05	02	00	Envases y cajas de papel y cartón	27.500	0	0	0	0	0	27.500
402	05	03	00	Productos de papel y cartón para oficina	3.246.865	0	0	0	0	0	3.246.865
402	05	04	00	Libros, revistas y periódicos	89.769	0	0	0	0	0	89.769
402	05	06	00	Productos de papel y cartón para computación	155.986	0	0	0	0	0	155.986
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.033.300	0	0	0	0	0	1.033.300
402	06	00	00	Productos químicos y derivados	9.395.160	0	0	0	0	0	9.395.160
402	06	01	00	Sustancias químicas y de uso industrial	542.943	0	0	0	0	0	542.943
402	06	02	00	Abonos, plaguicidas y otros	51.674	0	0	0	0	0	51.674
402	06	03	00	Tintas, pinturas y colorantes	3.326.941	0	0	0	0	0	3.326.941

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098001 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DEL EJÉRCITO BOLIVARIANO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 264

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DEL EJÉRCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	1.888.479	0	0	0	0	0	1.888.479
402	06	05	00	Productos de tocador	9.800	0	0	0	0	0	9.800
402	06	06	00	Combustibles y lubricantes	2.986.365	0	0	0	0	0	2.986.365
402	06	08	00	Productos plásticos	588.958	0	0	0	0	0	588.958
402	07	00	00	Productos minerales no metálicos	364.379	0	0	0	0	0	364.379
402	07	02	00	Vidrios y productos de vidrio	48.537	0	0	0	0	0	48.537
402	07	03	00	Productos de arcilla para construcción	170.000	0	0	0	0	0	170.000
402	07	04	00	Cemento, cal y yeso	145.842	0	0	0	0	0	145.842
402	08	00	00	Productos metálicos	15.237.298	0	0	0	0	0	15.237.298
402	08	01	00	Productos primarios de hierro y acero	160.000	0	0	0	0	0	160.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.705.522	0	0	0	0	0	4.705.522
402	08	07	00	Material de señalamiento	617.561	0	0	0	0	0	617.561
402	08	08	00	Material de educación	17.500	0	0	0	0	0	17.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.636.126	0	0	0	0	0	5.636.126
402	08	10	00	Repuestos y accesorios para otros equipos	1.163.624	0	0	0	0	0	1.163.624
402	08	99	00	Otros productos metálicos	2.936.965	0	0	0	0	0	2.936.965
402	10	00	00	Productos varios y útiles diversos	12.619.420	0	0	0	0	0	12.619.420
402	10	01	00	Artículos de deporte, recreación y juguetes	20.000	0	0	0	0	0	20.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.534.525	0	0	0	0	0	1.534.525
402	10	03	00	Utensilios de cocina y comedor	688.000	0	0	0	0	0	688.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.523.000	0	0	0	0	0	1.523.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	695.351	0	0	0	0	0	695.351
402	10	06	00	Condecoraciones, ofrendas y similares	1.530.500	0	0	0	0	0	1.530.500
402	10	07	00	Productos de seguridad en el trabajo	795.027	0	0	0	0	0	795.027

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098001 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DEL EJÉRCITO BOLIVARIANO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 264

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DEL EJÉRCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	498.815	0	0	0	0	0	498.815
402	10	10	00	Útiles religiosos	20.000	0	0	0	0	0	20.000
402	10	11	00	Materiales eléctricos	3.514.452	0	0	0	0	0	3.514.452
402	10	12	00	Materiales para instalaciones sanitarias	1.799.750	0	0	0	0	0	1.799.750
403	**00**	**00**	**00**	**Servicios no personales**	**27.977.341**	**0**	**0**	**0**	**0**	**0**	**27.977.341**
403	04	00	00	Servicios básicos	119.702	0	0	0	0	0	119.702
403	04	02	00	Gas	119.702	0	0	0	0	0	119.702
403	09	00	00	Viáticos y pasajes	6.651.347	0	0	0	0	0	6.651.347
403	09	01	00	Viáticos y pasajes dentro del país	6.651.347	0	0	0	0	0	6.651.347
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	12.995.106	0	0	0	0	0	12.995.106
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.827.871	0	0	0	0	0	2.827.871
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	6.153.996	0	0	0	0	0	6.153.996
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.301.512	0	0	0	0	0	1.301.512
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.711.727	0	0	0	0	0	2.711.727
403	12	00	00	Conservación y reparaciones menores de obras	314.500	0	0	0	0	0	314.500
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	86.500	0	0	0	0	0	86.500
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	228.000	0	0	0	0	0	228.000
403	18	00	00	Impuestos indirectos	7.896.686	0	0	0	0	0	7.896.686
403	18	01	00	Impuesto al valor agregado	7.896.686	0	0	0	0	0	7.896.686
404	**00**	**00**	**00**	**Activos reales**	**11.846.229**	**0**	**0**	**0**	**0**	**0**	**11.846.229**
404	01	00	00	Repuestos y reparaciones mayores	4.640.000	0	0	0	0	0	4.640.000
404	01	01	00	Repuestos mayores	2.000.000	0	0	0	0	0	2.000.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	0	2.000.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	2.640.000	0	0	0	0	0	2.640.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098001 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DEL EJÉRCITO BOLIVARIANO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 264

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DEL EJÉRCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	1.500.000	0	0	0	0	0	1.500.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	1.140.000	0	0	0	0	0	1.140.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.686.229	0	0	0	0	0	1.686.229
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	1.042.629	0	0	0	0	0	1.042.629
404	03	05	00	Maquinaria y equipos industriales y de taller	643.600	0	0	0	0	0	643.600
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.120.000	0	0	0	0	0	1.120.000
404	07	06	00	Instrumentos musicales y equipos de audio	870.000	0	0	0	0	0	870.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	250.000	0	0	0	0	0	250.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	2.000.000	0	0	0	0	0	2.000.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	2.000.000	0	0	0	0	0	2.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.400.000	0	0	0	0	0	2.400.000
404	09	01	00	Mobiliario y equipos de oficina	1.200.000	0	0	0	0	0	1.200.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.200.000	0	0	0	0	0	1.200.000
				Totales	**138.741.500**	0	0	0	0	0	**138.741.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098002 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA ARMADA BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA ARMADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**107.090.141**	**0**	**0**	**0**	**0**	**0**	**107.090.141**
402	01	00	00	Productos alimenticios y agropecuarios	3.095.650	0	0	0	0	0	3.095.650
402	01	01	00	Alimentos y bebidas para personas	3.095.650	0	0	0	0	0	3.095.650
402	02	00	00	Productos de minas, canteras y yacimientos	1.704.300	0	0	0	0	0	1.704.300
402	02	05	00	Piedra, arcilla, arena y tierra	1.704.300	0	0	0	0	0	1.704.300
402	03	00	00	Textiles y vestuarios	30.475.749	0	0	0	0	0	30.475.749
402	03	01	00	Textiles	5.816.759	0	0	0	0	0	5.816.759
402	03	02	00	Prendas de vestir	14.891.882	0	0	0	0	0	14.891.882
402	03	03	00	Calzados	4.390.000	0	0	0	0	0	4.390.000
402	03	99	00	Otros productos textiles y vestuarios	5.377.108	0	0	0	0	0	5.377.108
402	04	00	00	Productos de cuero y caucho	5.629.610	0	0	0	0	0	5.629.610
402	04	03	00	Cauchos y tripas para vehículos	5.629.610	0	0	0	0	0	5.629.610
402	05	00	00	Productos de papel, cartón e impresos	4.697.694	0	0	0	0	0	4.697.694
402	05	01	00	Pulpa de madera, papel y cartón	989.800	0	0	0	0	0	989.800
402	05	02	00	Envases y cajas de papel y cartón	530.700	0	0	0	0	0	530.700
402	05	03	00	Productos de papel y cartón para oficina	1.918.864	0	0	0	0	0	1.918.864
402	05	04	00	Libros, revistas y periódicos	23.330	0	0	0	0	0	23.330
402	05	05	00	Material de enseñanza	6.500	0	0	0	0	0	6.500
402	05	06	00	Productos de papel y cartón para computación	369.800	0	0	0	0	0	369.800
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	849.600	0	0	0	0	0	849.600
402	05	99	00	Otros productos de pulpa, papel y cartón	9.100	0	0	0	0	0	9.100
402	06	00	00	Productos químicos y derivados	11.379.569	0	0	0	0	0	11.379.569
402	06	01	00	Sustancias químicas y de uso industrial	440.700	0	0	0	0	0	440.700
402	06	02	00	Abonos, plaguicidas y otros	221.429	0	0	0	0	0	221.429

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098002 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA ARMADA BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA ARMADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	8.279.160	0	0	0	0	0	8.279.160
402	06	04	00	Productos farmacéuticos y medicamentos	1.159.230	0	0	0	0	0	1.159.230
402	06	06	00	Combustibles y lubricantes	339.470	0	0	0	0	0	339.470
402	06	08	00	Productos plásticos	859.110	0	0	0	0	0	859.110
402	06	99	00	Otros productos de la industria química y conexos	80.470	0	0	0	0	0	80.470
402	07	00	00	Productos minerales no metálicos	2.363.400	0	0	0	0	0	2.363.400
402	07	01	00	Productos de barro, loza y porcelana	195.000	0	0	0	0	0	195.000
402	07	02	00	Vidrios y productos de vidrio	80.400	0	0	0	0	0	80.400
402	07	03	00	Productos de arcilla para construcción	748.100	0	0	0	0	0	748.100
402	07	04	00	Cemento, cal y yeso	1.339.900	0	0	0	0	0	1.339.900
402	08	00	00	Productos metálicos	29.300.161	0	0	0	0	0	29.300.161
402	08	01	00	Productos primarios de hierro y acero	1.490.650	0	0	0	0	0	1.490.650
402	08	02	00	Productos de metales no ferrosos	308.000	0	0	0	0	0	308.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.573.761	0	0	0	0	0	3.573.761
402	08	04	00	Productos metálicos estructurales	671.050	0	0	0	0	0	671.050
402	08	09	00	Repuestos y accesorios para equipos de transporte	13.623.305	0	0	0	0	0	13.623.305
402	08	10	00	Repuestos y accesorios para otros equipos	9.633.395	0	0	0	0	0	9.633.395
402	09	00	00	Productos de madera	1.469.750	0	0	0	0	0	1.469.750
402	09	01	00	Productos primarios de madera	872.750	0	0	0	0	0	872.750
402	09	02	00	Muebles y accesorios de madera para edificaciones	597.000	0	0	0	0	0	597.000
402	10	00	00	Productos varios y útiles diversos	16.974.258	0	0	0	0	0	16.974.258
402	10	01	00	Artículos de deporte, recreación y juguetes	645.671	0	0	0	0	0	645.671
402	10	02	00	Materiales y útiles de limpieza y aseo	2.138.175	0	0	0	0	0	2.138.175
402	10	03	00	Utensilios de cocina y comedor	2.118.885	0	0	0	0	0	2.118.885

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098002 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA ARMADA BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA ARMADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	800.000	0	0	0	0	0	800.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.279.370	0	0	0	0	0	2.279.370
402	10	06	00	Condecoraciones, ofrendas y similares	739.500	0	0	0	0	0	739.500
402	10	07	00	Productos de seguridad en el trabajo	1.143.350	0	0	0	0	0	1.143.350
402	10	08	00	Materiales para equipos de computación	2.334.450	0	0	0	0	0	2.334.450
402	10	11	00	Materiales eléctricos	3.969.700	0	0	0	0	0	3.969.700
402	10	12	00	Materiales para instalaciones sanitarias	805.157	0	0	0	0	0	805.157
403	**00**	**00**	**00**	**Servicios no personales**	**61.817.100**	**0**	**0**	**0**	**0**	**0**	**61.817.100**
403	02	00	00	Alquileres de maquinaria y equipos	555.750	0	0	0	0	0	555.750
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	539.500	0	0	0	0	0	539.500
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	16.250	0	0	0	0	0	16.250
403	04	00	00	Servicios básicos	132.140	0	0	0	0	0	132.140
403	04	02	00	Gas	125.180	0	0	0	0	0	125.180
403	04	04	00	Teléfonos	2.400	0	0	0	0	0	2.400
403	04	05	00	Servicio de comunicaciones	4.560	0	0	0	0	0	4.560
403	07	00	00	Servicios de información, impresión y relaciones públicas	33.800	0	0	0	0	0	33.800
403	07	02	00	Imprenta y reproducción	33.800	0	0	0	0	0	33.800
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	242	0	0	0	0	0	242
403	08	02	00	Comisiones y gastos bancarios	242	0	0	0	0	0	242
403	09	00	00	Viáticos y pasajes	3.187.575	0	0	0	0	0	3.187.575
403	09	01	00	Viáticos y pasajes dentro del país	3.187.575	0	0	0	0	0	3.187.575
403	10	00	00	Servicios profesionales y técnicos	257.817	0	0	0	0	0	257.817
403	10	03	00	Servicios de procesamiento de datos	26.000	0	0	0	0	0	26.000
403	10	09	00	Servicios de lavandería y tintorería	231.817	0	0	0	0	0	231.817

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098002 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA ARMADA BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA ARMADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	21.621.808	0	0	0	0	0	21.621.808
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	607.784	0	0	0	0	0	607.784
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	14.572.001	0	0	0	0	0	14.572.001
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.542.023	0	0	0	0	0	2.542.023
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.598.500	0	0	0	0	0	1.598.500
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.301.500	0	0	0	0	0	2.301.500
403	12	00	00	Conservación y reparaciones menores de obras	16.660.256	0	0	0	0	0	16.660.256
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	16.660.256	0	0	0	0	0	16.660.256
403	18	00	00	Impuestos indirectos	19.367.712	0	0	0	0	0	19.367.712
403	18	01	00	Impuesto al valor agregado	19.367.712	0	0	0	0	0	19.367.712
404	**00**	**00**	**00**	**Activos reales**	**16.353.641**	**0**	**0**	**0**	**0**	**0**	**16.353.641**
404	01	00	00	Repuestos y reparaciones mayores	5.160.000	0	0	0	0	0	5.160.000
404	01	01	00	Repuestos mayores	2.200.000	0	0	0	0	0	2.200.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.200.000	0	0	0	0	0	1.200.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	0	500.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	0	500.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	2.960.000	0	0	0	0	0	2.960.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.460.000	0	0	0	0	0	1.460.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	0	500.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	1.000.000	0	0	0	0	0	1.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	556.000	0	0	0	0	0	556.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	200.000	0	0	0	0	0	200.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098002 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA ARMADA BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA ARMADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	156.000	0	0	0	0	0	156.000
404	04	00	00	Equipos de transporte, tracción y elevación	850.000	0	0	0	0	0	850.000
404	04	01	00	Vehículos automotores terrestres	850.000	0	0	0	0	0	850.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.268.117	0	0	0	0	0	1.268.117
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	800.000	0	0	0	0	0	800.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	468.117	0	0	0	0	0	468.117
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.519.524	0	0	0	0	0	8.519.524
404	09	01	00	Mobiliario y equipos de oficina	1.939.524	0	0	0	0	0	1.939.524
404	09	02	00	Equipos de computación	2.030.000	0	0	0	0	0	2.030.000
404	09	03	00	Mobiliario y equipos de alojamiento	4.550.000	0	0	0	0	0	4.550.000
				Totales	**185.260.882**	**0**	**0**	**0**	**0**	**0**	**185.260.882**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098003 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA AVIACIÓN BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 18

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**44.458.500**	0	0	0	0	0	**44.458.500**
402	01	00	00	Productos alimenticios y agropecuarios	538.000	0	0	0	0	0	538.000
402	01	01	00	Alimentos y bebidas para personas	536.000	0	0	0	0	0	536.000
402	01	03	00	Productos agrícolas y pecuarios	2.000	0	0	0	0	0	2.000
402	02	00	00	Productos de minas, canteras y yacimientos	520.000	0	0	0	0	0	520.000
402	02	04	00	Mineral no ferroso	2.000	0	0	0	0	0	2.000
402	02	05	00	Piedra, arcilla, arena y tierra	518.000	0	0	0	0	0	518.000
402	03	00	00	Textiles y vestuarios	13.064.000	0	0	0	0	0	13.064.000
402	03	01	00	Textiles	3.982.000	0	0	0	0	0	3.982.000
402	03	02	00	Prendas de vestir	6.911.000	0	0	0	0	0	6.911.000
402	03	03	00	Calzados	2.071.000	0	0	0	0	0	2.071.000
402	03	99	00	Otros productos textiles y vestuarios	100.000	0	0	0	0	0	100.000
402	04	00	00	Productos de cuero y caucho	3.791.000	0	0	0	0	0	3.791.000
402	04	01	00	Cueros y pieles	157.000	0	0	0	0	0	157.000
402	04	03	00	Cauchos y tripas para vehículos	3.634.000	0	0	0	0	0	3.634.000
402	05	00	00	Productos de papel, cartón e impresos	2.568.500	0	0	0	0	0	2.568.500
402	05	01	00	Pulpa de madera, papel y cartón	432.000	0	0	0	0	0	432.000
402	05	02	00	Envases y cajas de papel y cartón	213.000	0	0	0	0	0	213.000
402	05	03	00	Productos de papel y cartón para oficina	640.000	0	0	0	0	0	640.000
402	05	04	00	Libros, revistas y periódicos	32.000	0	0	0	0	0	32.000
402	05	05	00	Material de enseñanza	6.000	0	0	0	0	0	6.000
402	05	06	00	Productos de papel y cartón para computación	615.000	0	0	0	0	0	615.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	630.500	0	0	0	0	0	630.500
402	06	00	00	Productos químicos y derivados	11.134.000	0	0	0	0	0	11.134.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098003 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA AVIACIÓN BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 18

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	01	00	Sustancias químicas y de uso industrial	949.000	0	0	0	0	0	949.000
402	06	03	00	Tintas, pinturas y colorantes	2.627.000	0	0	0	0	0	2.627.000
402	06	04	00	Productos farmacéuticos y medicamentos	1.140.000	0	0	0	0	0	1.140.000
402	06	06	00	Combustibles y lubricantes	2.112.000	0	0	0	0	0	2.112.000
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.816.000	0	0	0	0	0	1.816.000
402	06	08	00	Productos plásticos	490.000	0	0	0	0	0	490.000
402	06	99	00	Otros productos de la industria química y conexos	2.000.000	0	0	0	0	0	2.000.000
402	07	00	00	Productos minerales no metálicos	833.000	0	0	0	0	0	833.000
402	07	02	00	Vidrios y productos de vidrio	256.000	0	0	0	0	0	256.000
402	07	03	00	Productos de arcilla para construcción	150.000	0	0	0	0	0	150.000
402	07	04	00	Cemento, cal y yeso	427.000	0	0	0	0	0	427.000
402	08	00	00	Productos metálicos	3.982.000	0	0	0	0	0	3.982.000
402	08	01	00	Productos primarios de hierro y acero	399.000	0	0	0	0	0	399.000
402	08	02	00	Productos de metales no ferrosos	56.000	0	0	0	0	0	56.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.055.000	0	0	0	0	0	1.055.000
402	08	04	00	Productos metálicos estructurales	45.000	0	0	0	0	0	45.000
402	08	07	00	Material de señalamiento	9.000	0	0	0	0	0	9.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.717.000	0	0	0	0	0	1.717.000
402	08	10	00	Repuestos y accesorios para otros equipos	701.000	0	0	0	0	0	701.000
402	09	00	00	Productos de madera	668.000	0	0	0	0	0	668.000
402	09	01	00	Productos primarios de madera	668.000	0	0	0	0	0	668.000
402	10	00	00	Productos varios y útiles diversos	7.360.000	0	0	0	0	0	7.360.000
402	10	01	00	Artículos de deporte, recreación y juguetes	340.000	0	0	0	0	0	340.000
402	10	02	00	Materiales y útiles de limpieza y aseo	699.000	0	0	0	0	0	699.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098003 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA AVIACIÓN BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 18

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	620.000	0	0	0	0	0	620.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	920.000	0	0	0	0	0	920.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	755.000	0	0	0	0	0	755.000
402	10	06	00	Condecoraciones, ofrendas y similares	707.000	0	0	0	0	0	707.000
402	10	07	00	Productos de seguridad en el trabajo	904.000	0	0	0	0	0	904.000
402	10	08	00	Materiales para equipos de computación	857.000	0	0	0	0	0	857.000
402	10	11	00	Materiales eléctricos	1.039.000	0	0	0	0	0	1.039.000
402	10	12	00	Materiales para instalaciones sanitarias	495.000	0	0	0	0	0	495.000
402	10	13	00	Materiales fotográficos	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**23.629.117**	**0**	**0**	**0**	**0**	**0**	**23.629.117**
403	03	00	00	Derechos sobre bienes intangibles	128.000	0	0	0	0	0	128.000
403	03	03	00	Paquetes y programas de computación	128.000	0	0	0	0	0	128.000
403	04	00	00	Servicios básicos	96.000	0	0	0	0	0	96.000
403	04	05	00	Servicio de comunicaciones	96.000	0	0	0	0	0	96.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	28.000	0	0	0	0	0	28.000
403	07	02	00	Imprenta y reproducción	28.000	0	0	0	0	0	28.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.567	0	0	0	0	0	2.567
403	08	02	00	Comisiones y gastos bancarios	2.567	0	0	0	0	0	2.567
403	09	00	00	Viáticos y pasajes	2.135.430	0	0	0	0	0	2.135.430
403	09	01	00	Viáticos y pasajes dentro del país	2.135.430	0	0	0	0	0	2.135.430
403	10	00	00	Servicios profesionales y técnicos	274.000	0	0	0	0	0	274.000
403	10	03	00	Servicios de procesamiento de datos	154.000	0	0	0	0	0	154.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	6.000	0	0	0	0	0	6.000
403	10	07	00	Servicios de capacitación y adiestramiento	97.000	0	0	0	0	0	97.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 08 - 217

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098003 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA AVIACIÓN BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 18

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	09	00	Servicios de lavandería y tintorería	17.000	0	0	0	0	0	17.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.889.000	0	0	0	0	0	5.889.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	586.000	0	0	0	0	0	586.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.663.000	0	0	0	0	0	2.663.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	576.000	0	0	0	0	0	576.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.250.000	0	0	0	0	0	1.250.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	814.000	0	0	0	0	0	814.000
403	12	00	00	Conservación y reparaciones menores de obras	6.272.900	0	0	0	0	0	6.272.900
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	6.272.900	0	0	0	0	0	6.272.900
403	16	00	00	Servicios de diversión, esparcimiento y culturales	255.000	0	0	0	0	0	255.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	255.000	0	0	0	0	0	255.000
403	18	00	00	Impuestos indirectos	8.548.220	0	0	0	0	0	8.548.220
403	18	01	00	Impuesto al valor agregado	8.548.220	0	0	0	0	0	8.548.220
404	**00**	**00**	**00**	**Activos reales**	**13.116.600**	0	0	0	0	0	**13.116.600**
404	01	00	00	Repuestos y reparaciones mayores	2.866.100	0	0	0	0	0	2.866.100
404	01	01	00	Repuestos mayores	1.750.000	0	0	0	0	0	1.750.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	650.000	0	0	0	0	0	650.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	650.000	0	0	0	0	0	650.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	450.000	0	0	0	0	0	450.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.116.100	0	0	0	0	0	1.116.100
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	601.100	0	0	0	0	0	601.100
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	515.000	0	0	0	0	0	515.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	848.000	0	0	0	0	0	848.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098003 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA AVIACIÓN BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 18

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	38.000	0	0	0	0	0	38.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	32.000	0	0	0	0	0	32.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	22.000	0	0	0	0	0	22.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	641.000	0	0	0	0	0	641.000
404	03	05	00	Maquinaria y equipos industriales y de taller	115.000	0	0	0	0	0	115.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	820.000	0	0	0	0	0	820.000
404	05	01	00	Equipos de telecomunicaciones	820.000	0	0	0	0	0	820.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.326.500	0	0	0	0	0	1.326.500
404	07	01	00	Equipos científicos y de laboratorio	466.600	0	0	0	0	0	466.600
404	07	02	00	Equipos de enseñanza, deporte y recreación	859.900	0	0	0	0	0	859.900
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.105.000	0	0	0	0	0	1.105.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	1.105.000	0	0	0	0	0	1.105.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.116.000	0	0	0	0	0	6.116.000
404	09	01	00	Mobiliario y equipos de oficina	1.803.000	0	0	0	0	0	1.803.000
404	09	02	00	Equipos de computación	1.932.000	0	0	0	0	0	1.932.000
404	09	03	00	Mobiliario y equipos de alojamiento	936.000	0	0	0	0	0	936.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.445.000	0	0	0	0	0	1.445.000
404	12	00	00	Activos intangibles	35.000	0	0	0	0	0	35.000
404	12	04	00	Paquetes y programas de computación	35.000	0	0	0	0	0	35.000
				Totales	**81.204.217**	**0**	**0**	**0**	**0**	**0**	**81.204.217**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098004 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA GUARDIA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 8

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA GUARDIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**105.567.061**	**0**	**0**	**0**	**0**	**0**	**105.567.061**
402	01	00	00	Productos alimenticios y agropecuarios	547.000	0	0	0	0	0	547.000
402	01	01	00	Alimentos y bebidas para personas	547.000	0	0	0	0	0	547.000
402	03	00	00	Textiles y vestuarios	79.000.000	0	0	0	0	0	79.000.000
402	03	01	00	Textiles	8.500.000	0	0	0	0	0	8.500.000
402	03	02	00	Prendas de vestir	65.000.000	0	0	0	0	0	65.000.000
402	03	03	00	Calzados	5.500.000	0	0	0	0	0	5.500.000
402	04	00	00	Productos de cuero y caucho	7.332.061	0	0	0	0	0	7.332.061
402	04	02	00	Productos de cuero y sucedáneos del cuero	3.153.411	0	0	0	0	0	3.153.411
402	04	03	00	Cauchos y tripas para vehículos	4.178.650	0	0	0	0	0	4.178.650
402	05	00	00	Productos de papel, cartón e impresos	716.820	0	0	0	0	0	716.820
402	05	02	00	Envases y cajas de papel y cartón	150.000	0	0	0	0	0	150.000
402	05	03	00	Productos de papel y cartón para oficina	377.300	0	0	0	0	0	377.300
402	05	04	00	Libros, revistas y periódicos	53.900	0	0	0	0	0	53.900
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	135.620	0	0	0	0	0	135.620
402	06	00	00	Productos químicos y derivados	1.215.230	0	0	0	0	0	1.215.230
402	06	03	00	Tintas, pinturas y colorantes	471.230	0	0	0	0	0	471.230
402	06	06	00	Combustibles y lubricantes	744.000	0	0	0	0	0	744.000
402	08	00	00	Productos metálicos	13.470.000	0	0	0	0	0	13.470.000
402	08	05	00	Materiales de orden público, seguridad y defensa	10.000.000	0	0	0	0	0	10.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.470.000	0	0	0	0	0	3.470.000
402	10	00	00	Productos varios y útiles diversos	3.285.950	0	0	0	0	0	3.285.950
402	10	02	00	Materiales y útiles de limpieza y aseo	325.750	0	0	0	0	0	325.750
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	207.900	0	0	0	0	0	207.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098004 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA GUARDIA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 8

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA GUARDIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	2.300.000	0	0	0	0	0	2.300.000
402	10	07	00	Productos de seguridad en el trabajo	72.500	0	0	0	0	0	72.500
402	10	08	00	Materiales para equipos de computación	207.000	0	0	0	0	0	207.000
402	10	11	00	Materiales eléctricos	87.000	0	0	0	0	0	87.000
402	10	12	00	Materiales para instalaciones sanitarias	85.800	0	0	0	0	0	85.800
403	**00**	**00**	**00**	**Servicios no personales**	**17.548.768**	**0**	**0**	**0**	**0**	**0**	**17.548.768**
403	09	00	00	Viáticos y pasajes	1.013.000	0	0	0	0	0	1.013.000
403	09	01	00	Viáticos y pasajes dentro del país	1.013.000	0	0	0	0	0	1.013.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.270.500	0	0	0	0	0	2.270.500
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	237.500	0	0	0	0	0	237.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.988.000	0	0	0	0	0	1.988.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	45.000	0	0	0	0	0	45.000
403	18	00	00	Impuestos indirectos	14.265.268	0	0	0	0	0	14.265.268
403	18	01	00	Impuesto al valor agregado	14.265.268	0	0	0	0	0	14.265.268
404	**00**	**00**	**00**	**Activos reales**	**10.500.000**	**0**	**0**	**0**	**0**	**0**	**10.500.000**
404	01	00	00	Repuestos y reparaciones mayores	4.000.000	0	0	0	0	0	4.000.000
404	01	01	00	Repuestos mayores	2.500.000	0	0	0	0	0	2.500.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.500.000	0	0	0	0	0	2.500.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.500.000	0	0	0	0	0	1.500.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.500.000	0	0	0	0	0	1.500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.500.000	0	0	0	0	0	6.500.000
404	09	01	00	Mobiliario y equipos de oficina	2.500.000	0	0	0	0	0	2.500.000
404	09	02	00	Equipos de computación	2.000.000	0	0	0	0	0	2.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.000.000	0	0	0	0	0	2.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098004 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA GUARDIA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 8

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA GUARDIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**133.615.829**	**0**	**0**	**0**	**0**	**0**	**133.615.829**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098005 DESARROLLAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DE MANTENIMIENTO Y ADQUISICIONES DE LOS SISTEMAS DE COMUNICACIONES DE LA FANB

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 300

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COMUNICACIONES DE LA FANB (DICOFAN)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.050.761**	**0**	**0**	**0**	**0**	**0**	**3.050.761**
402	01	00	00	Productos alimenticios y agropecuarios	15.314	0	0	0	0	0	15.314
402	01	01	00	Alimentos y bebidas para personas	15.314	0	0	0	0	0	15.314
402	02	00	00	Productos de minas, canteras y yacimientos	11.310	0	0	0	0	0	11.310
402	02	05	00	Piedra, arcilla, arena y tierra	11.310	0	0	0	0	0	11.310
402	03	00	00	Textiles y vestuarios	107.400	0	0	0	0	0	107.400
402	03	02	00	Prendas de vestir	107.400	0	0	0	0	0	107.400
402	04	00	00	Productos de cuero y caucho	419.593	0	0	0	0	0	419.593
402	04	03	00	Cauchos y tripas para vehículos	419.593	0	0	0	0	0	419.593
402	05	00	00	Productos de papel, cartón e impresos	826.250	0	0	0	0	0	826.250
402	05	01	00	Pulpa de madera, papel y cartón	205.314	0	0	0	0	0	205.314
402	05	02	00	Envases y cajas de papel y cartón	4.324	0	0	0	0	0	4.324
402	05	03	00	Productos de papel y cartón para oficina	615.632	0	0	0	0	0	615.632
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	980	0	0	0	0	0	980
402	06	00	00	Productos químicos y derivados	815.209	0	0	0	0	0	815.209
402	06	02	00	Abonos, plaguicidas y otros	6.841	0	0	0	0	0	6.841
402	06	03	00	Tintas, pinturas y colorantes	621.532	0	0	0	0	0	621.532
402	06	04	00	Productos farmacéuticos y medicamentos	4.875	0	0	0	0	0	4.875
402	06	06	00	Combustibles y lubricantes	162.316	0	0	0	0	0	162.316
402	06	08	00	Productos plásticos	19.645	0	0	0	0	0	19.645
402	07	00	00	Productos minerales no metálicos	45.519	0	0	0	0	0	45.519
402	07	02	00	Vidrios y productos de vidrio	11.913	0	0	0	0	0	11.913
402	07	03	00	Productos de arcilla para construcción	16.208	0	0	0	0	0	16.208
402	07	04	00	Cemento, cal y yeso	17.398	0	0	0	0	0	17.398

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098005 DESARROLLAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DE MANTENIMIENTO Y ADQUISICIONES DE LOS SISTEMAS DE COMUNICACIONES DE LA FANB

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 300

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COMUNICACIONES DE LA FANB (DICOFAN)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	317.632	0	0	0	0	0	317.632
402	08	01	00	Productos primarios de hierro y acero	8.646	0	0	0	0	0	8.646
402	08	02	00	Productos de metales no ferrosos	2.538	0	0	0	0	0	2.538
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	99.976	0	0	0	0	0	99.976
402	08	04	00	Productos metálicos estructurales	12.257	0	0	0	0	0	12.257
402	08	09	00	Repuestos y accesorios para equipos de transporte	121.579	0	0	0	0	0	121.579
402	08	10	00	Repuestos y accesorios para otros equipos	72.636	0	0	0	0	0	72.636
402	09	00	00	Productos de madera	14.902	0	0	0	0	0	14.902
402	09	01	00	Productos primarios de madera	3.974	0	0	0	0	0	3.974
402	09	02	00	Muebles y accesorios de madera para edificaciones	10.928	0	0	0	0	0	10.928
402	10	00	00	Productos varios y útiles diversos	477.632	0	0	0	0	0	477.632
402	10	01	00	Artículos de deporte, recreación y juguetes	17.495	0	0	0	0	0	17.495
402	10	02	00	Materiales y útiles de limpieza y aseo	194.953	0	0	0	0	0	194.953
402	10	03	00	Utensilios de cocina y comedor	84.623	0	0	0	0	0	84.623
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.724	0	0	0	0	0	5.724
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	38.615	0	0	0	0	0	38.615
402	10	06	00	Condecoraciones, ofrendas y similares	3.181	0	0	0	0	0	3.181
402	10	07	00	Productos de seguridad en el trabajo	15.794	0	0	0	0	0	15.794
402	10	08	00	Materiales para equipos de computación	41.987	0	0	0	0	0	41.987
402	10	11	00	Materiales eléctricos	56.500	0	0	0	0	0	56.500
402	10	12	00	Materiales para instalaciones sanitarias	18.760	0	0	0	0	0	18.760
403	**00**	**00**	**00**	**Servicios no personales**	**3.564.662**	**0**	**0**	**0**	**0**	**0**	**3.564.662**
403	04	00	00	Servicios básicos	9.709	0	0	0	0	0	9.709
403	04	02	00	Gas	9.709	0	0	0	0	0	9.709

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098005 DESARROLLAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DE MANTENIMIENTO Y ADQUISICIONES DE LOS SISTEMAS DE COMUNICACIONES DE LA FANB

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 300

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COMUNICACIONES DE LA FANB (DICOFAN)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	31.651	0	0	0	0	0	31.651
403	07	02	00	Imprenta y reproducción	31.651	0	0	0	0	0	31.651
403	09	00	00	Viáticos y pasajes	1.043.515	0	0	0	0	0	1.043.515
403	09	01	00	Viáticos y pasajes dentro del país	1.043.515	0	0	0	0	0	1.043.515
403	10	00	00	Servicios profesionales y técnicos	383.506	0	0	0	0	0	383.506
403	10	07	00	Servicios de capacitación y adiestramiento	44.541	0	0	0	0	0	44.541
403	10	09	00	Servicios de lavandería y tintorería	2.141	0	0	0	0	0	2.141
403	10	11	00	Servicios para la elaboración y suministro de comida	336.824	0	0	0	0	0	336.824
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.034.098	0	0	0	0	0	1.034.098
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	195.757	0	0	0	0	0	195.757
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	139.361	0	0	0	0	0	139.361
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	625.661	0	0	0	0	0	625.661
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.288	0	0	0	0	0	1.288
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	72.031	0	0	0	0	0	72.031
403	12	00	00	Conservación y reparaciones menores de obras	146.848	0	0	0	0	0	146.848
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	146.848	0	0	0	0	0	146.848
403	18	00	00	Impuestos indirectos	911.265	0	0	0	0	0	911.265
403	18	01	00	Impuesto al valor agregado	911.265	0	0	0	0	0	911.265
403	99	00	00	Otros servicios no personales	4.070	0	0	0	0	0	4.070
403	99	01	00	Otros servicios no personales	4.070	0	0	0	0	0	4.070
404	**00**	**00**	**00**	**Activos reales**	**3.477.781**	**0**	**0**	**0**	**0**	**0**	**3.477.781**
404	01	00	00	Repuestos y reparaciones mayores	740.117	0	0	0	0	0	740.117
404	01	01	00	Repuestos mayores	689.817	0	0	0	0	0	689.817

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098005 DESARROLLAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DE MANTENIMIENTO Y ADQUISICIONES DE LOS SISTEMAS DE COMUNICACIONES DE LA FANB

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 300

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COMUNICACIONES DE LA FANB (DICOFAN)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	151.300	0	0	0	0	0	151.300
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	538.517	0	0	0	0	0	538.517
404	01	02	00	Reparaciones mayores de maquinaria y equipos	50.300	0	0	0	0	0	50.300
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	50.300	0	0	0	0	0	50.300
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.610.389	0	0	0	0	0	1.610.389
404	05	01	00	Equipos de telecomunicaciones	1.610.389	0	0	0	0	0	1.610.389
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.127.275	0	0	0	0	0	1.127.275
404	09	01	00	Mobiliario y equipos de oficina	592.897	0	0	0	0	0	592.897
404	09	02	00	Equipos de computación	434.378	0	0	0	0	0	434.378
404	09	03	00	Mobiliario y equipos de alojamiento	100.000	0	0	0	0	0	100.000
				Totales	**10.093.204**	**0**	**0**	**0**	**0**	**0**	**10.093.204**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098006 DESARROLLAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DE MANTENIMIENTO Y ADQUISICIONES DE LOS SISTEMAS OPERACIONALES

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 48

RESPONSABLE/EJECUTOR: COMANDO DE DEFENSA AEROESPACIAL INTEGRAL (CODAI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.159.600**	0	0	0	0	0	**6.159.600**
402	01	00	00	Productos alimenticios y agropecuarios	25.000	0	0	0	0	0	25.000
402	01	01	00	Alimentos y bebidas para personas	25.000	0	0	0	0	0	25.000
402	03	00	00	Textiles y vestuarios	45.000	0	0	0	0	0	45.000
402	03	02	00	Prendas de vestir	45.000	0	0	0	0	0	45.000
402	04	00	00	Productos de cuero y caucho	1.500.000	0	0	0	0	0	1.500.000
402	04	03	00	Cauchos y tripas para vehículos	1.500.000	0	0	0	0	0	1.500.000
402	05	00	00	Productos de papel, cartón e impresos	103.000	0	0	0	0	0	103.000
402	05	01	00	Pulpa de madera, papel y cartón	20.000	0	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	0	30.000
402	05	04	00	Libros, revistas y periódicos	3.000	0	0	0	0	0	3.000
402	05	06	00	Productos de papel y cartón para computación	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	510.000	0	0	0	0	0	510.000
402	06	03	00	Tintas, pinturas y colorantes	250.000	0	0	0	0	0	250.000
402	06	06	00	Combustibles y lubricantes	240.000	0	0	0	0	0	240.000
402	06	08	00	Productos plásticos	20.000	0	0	0	0	0	20.000
402	08	00	00	Productos metálicos	3.755.000	0	0	0	0	0	3.755.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	55.000	0	0	0	0	0	55.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.500.000	0	0	0	0	0	2.500.000
402	08	10	00	Repuestos y accesorios para otros equipos	1.200.000	0	0	0	0	0	1.200.000
402	10	00	00	Productos varios y útiles diversos	221.600	0	0	0	0	0	221.600
402	10	01	00	Artículos de deporte, recreación y juguetes	15.000	0	0	0	0	0	15.000
402	10	02	00	Materiales y útiles de limpieza y aseo	40.000	0	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098006 DESARROLLAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DE MANTENIMIENTO Y ADQUISICIONES DE LOS SISTEMAS OPERACIONALES

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 48

RESPONSABLE/EJECUTOR: COMANDO DE DEFENSA AEROESPACIAL INTEGRAL (CODAI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	26.000	0	0	0	0	0	26.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	07	00	Productos de seguridad en el trabajo	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	35.600	0	0	0	0	0	35.600
402	10	11	00	Materiales eléctricos	20.000	0	0	0	0	0	20.000
402	10	12	00	Materiales para instalaciones sanitarias	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**8.988.484**	**0**	**0**	**0**	**0**	**0**	**8.988.484**
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	0	500.000
403	09	01	00	Viáticos y pasajes dentro del país	500.000	0	0	0	0	0	500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.261.547	0	0	0	0	0	3.261.547
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	395.547	0	0	0	0	0	395.547
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.800.000	0	0	0	0	0	2.800.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	66.000	0	0	0	0	0	66.000
403	12	00	00	Conservación y reparaciones menores de obras	2.600.000	0	0	0	0	0	2.600.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.600.000	0	0	0	0	0	2.600.000
403	18	00	00	Impuestos indirectos	2.626.937	0	0	0	0	0	2.626.937
403	18	01	00	Impuesto al valor agregado	2.626.937	0	0	0	0	0	2.626.937
404	**00**	**00**	**00**	**Activos reales**	**9.890.000**	**0**	**0**	**0**	**0**	**0**	**9.890.000**
404	01	00	00	Repuestos y reparaciones mayores	6.300.000	0	0	0	0	0	6.300.000
404	01	01	00	Repuestos mayores	2.300.000	0	0	0	0	0	2.300.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.300.000	0	0	0	0	0	2.300.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	4.000.000	0	0	0	0	0	4.000.000
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	1.500.000	0	0	0	0	0	1.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098006 DESARROLLAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DE MANTENIMIENTO Y ADQUISICIONES DE LOS SISTEMAS OPERACIONALES

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 48

RESPONSABLE/EJECUTOR: COMANDO DE DEFENSA AEROESPACIAL INTEGRAL (CODAI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	2.500.000	0	0	0	0	0	2.500.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.890.000	0	0	0	0	0	1.890.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	1.890.000	0	0	0	0	0	1.890.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.700.000	0	0	0	0	0	1.700.000
404	09	01	00	Mobiliario y equipos de oficina	400.000	0	0	0	0	0	400.000
404	09	02	00	Equipos de computación	300.000	0	0	0	0	0	300.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.000.000	0	0	0	0	0	1.000.000
				Totales	**25.038.084**	**0**	**0**	**0**	**0**	**0**	**25.038.084**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098007 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES ADMINISTRATIVAS PARA GARANTIZAR EL BUEN FUNCIONAMIENTO DEL COMANDO LOGÍSTICO OPERACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**78.859.706**	**0**	**0**	**0**	**0**	**0**	**78.859.706**
402	01	00	00	Productos alimenticios y agropecuarios	8.500.000	0	0	0	0	0	8.500.000
402	01	01	00	Alimentos y bebidas para personas	8.500.000	0	0	0	0	0	8.500.000
402	03	00	00	Textiles y vestuarios	5.000.000	0	0	0	0	0	5.000.000
402	03	02	00	Prendas de vestir	5.000.000	0	0	0	0	0	5.000.000
402	04	00	00	Productos de cuero y caucho	18.500.000	0	0	0	0	0	18.500.000
402	04	03	00	Cauchos y tripas para vehículos	18.500.000	0	0	0	0	0	18.500.000
402	05	00	00	Productos de papel, cartón e impresos	6.000.000	0	0	0	0	0	6.000.000
402	05	01	00	Pulpa de madera, papel y cartón	1.450.000	0	0	0	0	0	1.450.000
402	05	02	00	Envases y cajas de papel y cartón	1.520.000	0	0	0	0	0	1.520.000
402	05	03	00	Productos de papel y cartón para oficina	1.350.000	0	0	0	0	0	1.350.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.680.000	0	0	0	0	0	1.680.000
402	06	00	00	Productos químicos y derivados	5.500.000	0	0	0	0	0	5.500.000
402	06	03	00	Tintas, pinturas y colorantes	4.500.000	0	0	0	0	0	4.500.000
402	06	06	00	Combustibles y lubricantes	1.000.000	0	0	0	0	0	1.000.000
402	08	00	00	Productos metálicos	26.000.000	0	0	0	0	0	26.000.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.000.000	0	0	0	0	0	3.000.000
402	08	05	00	Materiales de orden público, seguridad y defensa	7.000.000	0	0	0	0	0	7.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	16.000.000	0	0	0	0	0	16.000.000
402	10	00	00	Productos varios y útiles diversos	9.359.706	0	0	0	0	0	9.359.706
402	10	02	00	Materiales y útiles de limpieza y aseo	1.500.000	0	0	0	0	0	1.500.000
402	10	03	00	Utensilios de cocina y comedor	2.500.000	0	0	0	0	0	2.500.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.065.000	0	0	0	0	0	2.065.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.215.000	0	0	0	0	0	1.215.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098007 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES ADMINISTRATIVAS PARA GARANTIZAR EL BUEN FUNCIONAMIENTO DEL COMANDO LOGÍSTICO OPERACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	520.000	0	0	0	0	0	520.000
402	10	08	00	Materiales para equipos de computación	1.100.000	0	0	0	0	0	1.100.000
402	10	11	00	Materiales eléctricos	450.000	0	0	0	0	0	450.000
402	10	12	00	Materiales para instalaciones sanitarias	9.706	0	0	0	0	0	9.706
403	**00**	**00**	**00**	**Servicios no personales**	**30.871.549**	**0**	**0**	**0**	**0**	**0**	**30.871.549**
403	09	00	00	Viáticos y pasajes	815.000	0	0	0	0	0	815.000
403	09	01	00	Viáticos y pasajes dentro del país	815.000	0	0	0	0	0	815.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.221.413	0	0	0	0	0	3.221.413
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	185.206	0	0	0	0	0	185.206
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.025.500	0	0	0	0	0	3.025.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.707	0	0	0	0	0	10.707
403	18	00	00	Impuestos indirectos	26.835.136	0	0	0	0	0	26.835.136
403	18	01	00	Impuesto al valor agregado	26.835.136	0	0	0	0	0	26.835.136
404	**00**	**00**	**00**	**Activos reales**	**124.200.000**	**0**	**0**	**0**	**0**	**0**	**124.200.000**
404	01	00	00	Repuestos y reparaciones mayores	30.300.000	0	0	0	0	0	30.300.000
404	01	01	00	Repuestos mayores	15.300.000	0	0	0	0	0	15.300.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	2.000.000	0	0	0	0	0	2.000.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	13.300.000	0	0	0	0	0	13.300.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	15.000.000	0	0	0	0	0	15.000.000
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	2.500.000	0	0	0	0	0	2.500.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	12.500.000	0	0	0	0	0	12.500.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	16.100.000	0	0	0	0	0	16.100.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	7.100.000	0	0	0	0	0	7.100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098007 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES ADMINISTRATIVAS PARA GARANTIZAR EL BUEN FUNCIONAMIENTO DEL COMANDO LOGÍSTICO OPERACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	05	00	Maquinaria y equipos industriales y de taller	5.000.000	0	0	0	0	0	5.000.000
404	03	06	00	Maquinaria y equipos de energía	4.000.000	0	0	0	0	0	4.000.000
404	04	00	00	Equipos de transporte, tracción y elevación	70.000.000	0	0	0	0	0	70.000.000
404	04	01	00	Vehículos automotores terrestres	60.000.000	0	0	0	0	0	60.000.000
404	04	03	00	Equipos marítimos de transporte	5.000.000	0	0	0	0	0	5.000.000
404	04	06	00	Equipos auxiliares de transporte	5.000.000	0	0	0	0	0	5.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.800.000	0	0	0	0	0	6.800.000
404	09	01	00	Mobiliario y equipos de oficina	2.800.000	0	0	0	0	0	2.800.000
404	09	02	00	Equipos de computación	2.400.000	0	0	0	0	0	2.400.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.600.000	0	0	0	0	0	1.600.000
404	12	00	00	Activos intangibles	1.000.000	0	0	0	0	0	1.000.000
404	12	04	00	Paquetes y programas de computación	1.000.000	0	0	0	0	0	1.000.000
				Totales	**233.931.255**	**0**	**0**	**0**	**0**	**0**	**233.931.255**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 116956 080098000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR Y AFIANZAR LAS ACTIVIDADES LOGÍSTICAS CON LA FINALIDAD DE OBTENER EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 768

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080098008 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS PARA MANTENER LAS RESERVAS ESTRATÉGICAS DE LA FANB

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 8

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**33.082.000**	**0**	**0**	**0**	**0**	**0**	**33.082.000**
402	01	00	00	Productos alimenticios y agropecuarios	12.685.000	0	0	0	0	0	12.685.000
402	01	01	00	Alimentos y bebidas para personas	12.685.000	0	0	0	0	0	12.685.000
402	04	00	00	Productos de cuero y caucho	10.647.000	0	0	0	0	0	10.647.000
402	04	03	00	Cauchos y tripas para vehículos	10.647.000	0	0	0	0	0	10.647.000
402	08	00	00	Productos metálicos	9.750.000	0	0	0	0	0	9.750.000
402	08	05	00	Materiales de orden público, seguridad y defensa	4.000.000	0	0	0	0	0	4.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.750.000	0	0	0	0	0	5.750.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.200.000**	**0**	**0**	**0**	**0**	**0**	**5.200.000**
403	18	00	00	Impuestos indirectos	5.200.000	0	0	0	0	0	5.200.000
403	18	01	00	Impuesto al valor agregado	5.200.000	0	0	0	0	0	5.200.000
404	**00**	**00**	**00**	**Activos reales**	**9.353.647**	**0**	**0**	**0**	**0**	**0**	**9.353.647**
404	01	00	00	Repuestos y reparaciones mayores	9.353.647	0	0	0	0	0	9.353.647
404	01	01	00	Repuestos mayores	9.353.647	0	0	0	0	0	9.353.647
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	9.353.647	0	0	0	0	0	9.353.647
				Totales	**47.635.647**	**0**	**0**	**0**	**0**	**0**	**47.635.647**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117385 080099000 CIRCUITO JUDICIAL PENAL MILITAR

OBJETIVO DEL PROYECTO: IMPARTIR JUSTICIA IMPARCIAL, TRANSPARENTE Y EXPEDITA EN LA JURISDICCIÓN MILITAR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 5.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.691.980**	**0**	**0**	**0**	**0**	**0**	**1.691.980**
402	01	00	00	Productos alimenticios y agropecuarios	114.980	0	0	0	0	0	114.980
402	01	01	00	Alimentos y bebidas para personas	114.980	0	0	0	0	0	114.980
402	03	00	00	Textiles y vestuarios	75.800	0	0	0	0	0	75.800
402	03	01	00	Textiles	15.600	0	0	0	0	0	15.600
402	03	02	00	Prendas de vestir	60.200	0	0	0	0	0	60.200
402	04	00	00	Productos de cuero y caucho	60.400	0	0	0	0	0	60.400
402	04	03	00	Cauchos y tripas para vehículos	60.400	0	0	0	0	0	60.400
402	05	00	00	Productos de papel, cartón e impresos	424.600	0	0	0	0	0	424.600
402	05	01	00	Pulpa de madera, papel y cartón	186.200	0	0	0	0	0	186.200
402	05	02	00	Envases y cajas de papel y cartón	7.900	0	0	0	0	0	7.900
402	05	03	00	Productos de papel y cartón para oficina	224.000	0	0	0	0	0	224.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.500	0	0	0	0	0	6.500
402	06	00	00	Productos químicos y derivados	103.800	0	0	0	0	0	103.800
402	06	02	00	Abonos, plaguicidas y otros	9.000	0	0	0	0	0	9.000
402	06	03	00	Tintas, pinturas y colorantes	64.700	0	0	0	0	0	64.700
402	06	04	00	Productos farmacéuticos y medicamentos	10.200	0	0	0	0	0	10.200
402	06	06	00	Combustibles y lubricantes	3.000	0	0	0	0	0	3.000
402	06	08	00	Productos plásticos	16.900	0	0	0	0	0	16.900
402	07	00	00	Productos minerales no metálicos	15.400	0	0	0	0	0	15.400
402	07	02	00	Vidrios y productos de vidrio	5.200	0	0	0	0	0	5.200
402	07	04	00	Cemento, cal y yeso	10.200	0	0	0	0	0	10.200
402	08	00	00	Productos metálicos	61.100	0	0	0	0	0	61.100
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	36.100	0	0	0	0	0	36.100
402	08	09	00	Repuestos y accesorios para equipos de transporte	25.000	0	0	0	0	0	25.000
402	09	00	00	Productos de madera	9.500	0	0	0	0	0	9.500
402	09	02	00	Muebles y accesorios de madera para edificaciones	9.500	0	0	0	0	0	9.500
402	10	00	00	Productos varios y útiles diversos	826.400	0	0	0	0	0	826.400
402	10	01	00	Artículos de deporte, recreación y juguetes	12.700	0	0	0	0	0	12.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117385 080099000 CIRCUITO JUDICIAL PENAL MILITAR

OBJETIVO DEL PROYECTO: IMPARTIR JUSTICIA IMPARCIAL, TRANSPARENTE Y EXPEDITA EN LA JURISDICCIÓN MILITAR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 5.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	210.000	0	0	0	0	0	210.000
402	10	03	00	Utensilios de cocina y comedor	37.000	0	0	0	0	0	37.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	187.600	0	0	0	0	0	187.600
402	10	06	00	Condecoraciones, ofrendas y similares	8.300	0	0	0	0	0	8.300
402	10	07	00	Productos de seguridad en el trabajo	17.600	0	0	0	0	0	17.600
402	10	08	00	Materiales para equipos de computación	215.700	0	0	0	0	0	215.700
402	10	11	00	Materiales eléctricos	67.800	0	0	0	0	0	67.800
402	10	12	00	Materiales para instalaciones sanitarias	69.700	0	0	0	0	0	69.700
403	**00**	**00**	**00**	**Servicios no personales**	**1.529.583**	**0**	**0**	**0**	**0**	**0**	**1.529.583**
403	01	00	00	Alquileres de inmuebles	240.000	0	0	0	0	0	240.000
403	01	01	00	Alquileres de edificios y locales	240.000	0	0	0	0	0	240.000
403	09	00	00	Viáticos y pasajes	395.840	0	0	0	0	0	395.840
403	09	01	00	Viáticos y pasajes dentro del país	395.840	0	0	0	0	0	395.840
403	10	00	00	Servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	10	07	00	Servicios de capacitación y adiestramiento	30.000	0	0	0	0	0	30.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	143.890	0	0	0	0	0	143.890
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	70.800	0	0	0	0	0	70.800
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.380	0	0	0	0	0	1.380
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	71.710	0	0	0	0	0	71.710
403	12	00	00	Conservación y reparaciones menores de obras	98.700	0	0	0	0	0	98.700
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	98.700	0	0	0	0	0	98.700
403	18	00	00	Impuestos indirectos	621.153	0	0	0	0	0	621.153
403	18	01	00	Impuesto al valor agregado	621.153	0	0	0	0	0	621.153
404	**00**	**00**	**00**	**Activos reales**	**1.982.887**	**0**	**0**	**0**	**0**	**0**	**1.982.887**
404	01	00	00	Repuestos y reparaciones mayores	210.000	0	0	0	0	0	210.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	210.000	0	0	0	0	0	210.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	210.000	0	0	0	0	0	210.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	288.200	0	0	0	0	0	288.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117385 080099000 CIRCUITO JUDICIAL PENAL MILITAR

OBJETIVO DEL PROYECTO: IMPARTIR JUSTICIA IMPARCIAL, TRANSPARENTE Y EXPEDITA EN LA JURISDICCIÓN MILITAR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 5.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	288.200	0	0	0	0	0	288.200
404	05	00	00	Equipos de comunicaciones y de señalamiento	42.780	0	0	0	0	0	42.780
404	05	01	00	Equipos de telecomunicaciones	42.780	0	0	0	0	0	42.780
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.226.907	0	0	0	0	0	1.226.907
404	09	01	00	Mobiliario y equipos de oficina	432.500	0	0	0	0	0	432.500
404	09	02	00	Equipos de computación	637.507	0	0	0	0	0	637.507
404	09	03	00	Mobiliario y equipos de alojamiento	156.900	0	0	0	0	0	156.900
404	11	00	00	Inmuebles, maquinaria y equipos usados	195.000	0	0	0	0	0	195.000
404	11	05	00	Adquisición de maquinaria y equipos usados	195.000	0	0	0	0	0	195.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	195.000	0	0	0	0	0	195.000
404	12	00	00	Activos intangibles	20.000	0	0	0	0	0	20.000
404	12	04	00	Paquetes y programas de computación	20.000	0	0	0	0	0	20.000
				Totales	**5.204.450**	0	0	0	0	0	**5.204.450**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117385 080099000 CIRCUITO JUDICIAL PENAL MILITAR

OBJETIVO DEL PROYECTO: IMPARTIR JUSTICIA IMPARCIAL, TRANSPARENTE Y EXPEDITA EN LA JURISDICCIÓN MILITAR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 5.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117385 080099000 CIRCUITO JUDICIAL PENAL MILITAR

OBJETIVO DEL PROYECTO: IMPARTIR JUSTICIA IMPARCIAL, TRANSPARENTE Y EXPEDITA EN LA JURISDICCIÓN MILITAR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 5.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080099001 ADMINISTRAR JUSTICIA MEDIANTE LA ACTUACIÓN DE TODOS LOS TRIBUNALES MILITARES DEL CIRCUITO JUDICIAL PENAL MILITAR

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 5.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.184.386**	**0**	**0**	**0**	**0**	**0**	**1.184.386**
402	01	00	00	Productos alimenticios y agropecuarios	80.486	0	0	0	0	0	80.486
402	01	01	00	Alimentos y bebidas para personas	80.486	0	0	0	0	0	80.486
402	03	00	00	Textiles y vestuarios	53.060	0	0	0	0	0	53.060
402	03	01	00	Textiles	10.920	0	0	0	0	0	10.920
402	03	02	00	Prendas de vestir	42.140	0	0	0	0	0	42.140
402	04	00	00	Productos de cuero y caucho	42.280	0	0	0	0	0	42.280
402	04	03	00	Cauchos y tripas para vehículos	42.280	0	0	0	0	0	42.280
402	05	00	00	Productos de papel, cartón e impresos	297.220	0	0	0	0	0	297.220
402	05	01	00	Pulpa de madera, papel y cartón	130.340	0	0	0	0	0	130.340
402	05	02	00	Envases y cajas de papel y cartón	5.530	0	0	0	0	0	5.530
402	05	03	00	Productos de papel y cartón para oficina	156.800	0	0	0	0	0	156.800
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.550	0	0	0	0	0	4.550
402	06	00	00	Productos químicos y derivados	72.660	0	0	0	0	0	72.660
402	06	02	00	Abonos, plaguicidas y otros	6.300	0	0	0	0	0	6.300
402	06	03	00	Tintas, pinturas y colorantes	45.290	0	0	0	0	0	45.290
402	06	04	00	Productos farmacéuticos y medicamentos	7.140	0	0	0	0	0	7.140
402	06	06	00	Combustibles y lubricantes	2.100	0	0	0	0	0	2.100
402	06	08	00	Productos plásticos	11.830	0	0	0	0	0	11.830
402	07	00	00	Productos minerales no metálicos	10.780	0	0	0	0	0	10.780
402	07	02	00	Vidrios y productos de vidrio	3.640	0	0	0	0	0	3.640
402	07	04	00	Cemento, cal y yeso	7.140	0	0	0	0	0	7.140
402	08	00	00	Productos metálicos	42.770	0	0	0	0	0	42.770
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	25.270	0	0	0	0	0	25.270

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117385 080099000 CIRCUITO JUDICIAL PENAL MILITAR

OBJETIVO DEL PROYECTO: IMPARTIR JUSTICIA IMPARCIAL, TRANSPARENTE Y EXPEDITA EN LA JURISDICCIÓN MILITAR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 5.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080099001 ADMINISTRAR JUSTICIA MEDIANTE LA ACTUACIÓN DE TODOS LOS TRIBUNALES MILITARES DEL CIRCUITO JUDICIAL PENAL MILITAR

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 5.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	17.500	0	0	0	0	0	17.500
402	09	00	00	Productos de madera	6.650	0	0	0	0	0	6.650
402	09	02	00	Muebles y accesorios de madera para edificaciones	6.650	0	0	0	0	0	6.650
402	10	00	00	Productos varios y útiles diversos	578.480	0	0	0	0	0	578.480
402	10	01	00	Artículos de deporte, recreación y juguetes	8.890	0	0	0	0	0	8.890
402	10	02	00	Materiales y útiles de limpieza y aseo	147.000	0	0	0	0	0	147.000
402	10	03	00	Utensilios de cocina y comedor	25.900	0	0	0	0	0	25.900
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	131.320	0	0	0	0	0	131.320
402	10	06	00	Condecoraciones, ofrendas y similares	5.810	0	0	0	0	0	5.810
402	10	07	00	Productos de seguridad en el trabajo	12.320	0	0	0	0	0	12.320
402	10	08	00	Materiales para equipos de computación	150.990	0	0	0	0	0	150.990
402	10	11	00	Materiales eléctricos	47.460	0	0	0	0	0	47.460
402	10	12	00	Materiales para instalaciones sanitarias	48.790	0	0	0	0	0	48.790
403	**00**	**00**	**00**	**Servicios no personales**	**1.070.708**	**0**	**0**	**0**	**0**	**0**	**1.070.708**
403	01	00	00	Alquileres de inmuebles	168.000	0	0	0	0	0	168.000
403	01	01	00	Alquileres de edificios y locales	168.000	0	0	0	0	0	168.000
403	09	00	00	Viáticos y pasajes	277.088	0	0	0	0	0	277.088
403	09	01	00	Viáticos y pasajes dentro del país	277.088	0	0	0	0	0	277.088
403	10	00	00	Servicios profesionales y técnicos	21.000	0	0	0	0	0	21.000
403	10	07	00	Servicios de capacitación y adiestramiento	21.000	0	0	0	0	0	21.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	100.723	0	0	0	0	0	100.723
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	49.560	0	0	0	0	0	49.560
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	966	0	0	0	0	0	966
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	50.197	0	0	0	0	0	50.197

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117385 080099000 CIRCUITO JUDICIAL PENAL MILITAR

OBJETIVO DEL PROYECTO: IMPARTIR JUSTICIA IMPARCIAL, TRANSPARENTE Y EXPEDITA EN LA JURISDICCIÓN MILITAR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 5.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080099001 ADMINISTRAR JUSTICIA MEDIANTE LA ACTUACIÓN DE TODOS LOS TRIBUNALES MILITARES DEL CIRCUITO JUDICIAL PENAL MILITAR

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 5.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	69.090	0	0	0	0	0	69.090
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	69.090	0	0	0	0	0	69.090
403	18	00	00	Impuestos indirectos	434.807	0	0	0	0	0	434.807
403	18	01	00	Impuesto al valor agregado	434.807	0	0	0	0	0	434.807
404	**00**	**00**	**00**	**Activos reales**	**1.388.021**	**0**	**0**	**0**	**0**	**0**	**1.388.021**
404	01	00	00	Repuestos y reparaciones mayores	147.000	0	0	0	0	0	147.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	147.000	0	0	0	0	0	147.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	147.000	0	0	0	0	0	147.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	201.740	0	0	0	0	0	201.740
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	201.740	0	0	0	0	0	201.740
404	05	00	00	Equipos de comunicaciones y de señalamiento	29.946	0	0	0	0	0	29.946
404	05	01	00	Equipos de telecomunicaciones	29.946	0	0	0	0	0	29.946
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	858.835	0	0	0	0	0	858.835
404	09	01	00	Mobiliario y equipos de oficina	302.750	0	0	0	0	0	302.750
404	09	02	00	Equipos de computación	446.255	0	0	0	0	0	446.255
404	09	03	00	Mobiliario y equipos de alojamiento	109.830	0	0	0	0	0	109.830
404	11	00	00	Inmuebles, maquinaria y equipos usados	136.500	0	0	0	0	0	136.500
404	11	05	00	Adquisición de maquinaria y equipos usados	136.500	0	0	0	0	0	136.500
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	136.500	0	0	0	0	0	136.500
404	12	00	00	Activos intangibles	14.000	0	0	0	0	0	14.000
404	12	04	00	Paquetes y programas de computación	14.000	0	0	0	0	0	14.000
				Totales	**3.643.115**	**0**	**0**	**0**	**0**	**0**	**3.643.115**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117385 080099000 CIRCUITO JUDICIAL PENAL MILITAR

OBJETIVO DEL PROYECTO: IMPARTIR JUSTICIA IMPARCIAL, TRANSPARENTE Y EXPEDITA EN LA JURISDICCIÓN MILITAR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 5.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080099002 REALIZAR LAS ACTIVIDADES DE LOGÍSTICAS NECESARIAS QUE GARANTICEN EL FUNCIONAMIENTO DE TODOS LOS TRIBUNALES MILITARES A NIVEL NACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 12

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**507.594**	**0**	**0**	**0**	**0**	**0**	**507.594**
402	01	00	00	Productos alimenticios y agropecuarios	34.494	0	0	0	0	0	34.494
402	01	01	00	Alimentos y bebidas para personas	34.494	0	0	0	0	0	34.494
402	03	00	00	Textiles y vestuarios	22.740	0	0	0	0	0	22.740
402	03	01	00	Textiles	4.680	0	0	0	0	0	4.680
402	03	02	00	Prendas de vestir	18.060	0	0	0	0	0	18.060
402	04	00	00	Productos de cuero y caucho	18.120	0	0	0	0	0	18.120
402	04	03	00	Cauchos y tripas para vehículos	18.120	0	0	0	0	0	18.120
402	05	00	00	Productos de papel, cartón e impresos	127.380	0	0	0	0	0	127.380
402	05	01	00	Pulpa de madera, papel y cartón	55.860	0	0	0	0	0	55.860
402	05	02	00	Envases y cajas de papel y cartón	2.370	0	0	0	0	0	2.370
402	05	03	00	Productos de papel y cartón para oficina	67.200	0	0	0	0	0	67.200
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.950	0	0	0	0	0	1.950
402	06	00	00	Productos químicos y derivados	31.140	0	0	0	0	0	31.140
402	06	02	00	Abonos, plaguicidas y otros	2.700	0	0	0	0	0	2.700
402	06	03	00	Tintas, pinturas y colorantes	19.410	0	0	0	0	0	19.410
402	06	04	00	Productos farmacéuticos y medicamentos	3.060	0	0	0	0	0	3.060
402	06	06	00	Combustibles y lubricantes	900	0	0	0	0	0	900
402	06	08	00	Productos plásticos	5.070	0	0	0	0	0	5.070
402	07	00	00	Productos minerales no metálicos	4.620	0	0	0	0	0	4.620
402	07	02	00	Vidrios y productos de vidrio	1.560	0	0	0	0	0	1.560
402	07	04	00	Cemento, cal y yeso	3.060	0	0	0	0	0	3.060
402	08	00	00	Productos metálicos	18.330	0	0	0	0	0	18.330
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.830	0	0	0	0	0	10.830

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 08 - 241

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117385 080099000 CIRCUITO JUDICIAL PENAL MILITAR

OBJETIVO DEL PROYECTO: IMPARTIR JUSTICIA IMPARCIAL, TRANSPARENTE Y EXPEDITA EN LA JURISDICCIÓN MILITAR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 5.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080099002 REALIZAR LAS ACTIVIDADES DE LOGÍSTICAS NECESARIAS QUE GARANTICEN EL FUNCIONAMIENTO DE TODOS LOS TRIBUNALES MILITARES A NIVEL NACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 12

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	7.500	0	0	0	0	0	7.500
402	09	00	00	Productos de madera	2.850	0	0	0	0	0	2.850
402	09	02	00	Muebles y accesorios de madera para edificaciones	2.850	0	0	0	0	0	2.850
402	10	00	00	Productos varios y útiles diversos	247.920	0	0	0	0	0	247.920
402	10	01	00	Artículos de deporte, recreación y juguetes	3.810	0	0	0	0	0	3.810
402	10	02	00	Materiales y útiles de limpieza y aseo	63.000	0	0	0	0	0	63.000
402	10	03	00	Utensilios de cocina y comedor	11.100	0	0	0	0	0	11.100
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	56.280	0	0	0	0	0	56.280
402	10	06	00	Condecoraciones, ofrendas y similares	2.490	0	0	0	0	0	2.490
402	10	07	00	Productos de seguridad en el trabajo	5.280	0	0	0	0	0	5.280
402	10	08	00	Materiales para equipos de computación	64.710	0	0	0	0	0	64.710
402	10	11	00	Materiales eléctricos	20.340	0	0	0	0	0	20.340
402	10	12	00	Materiales para instalaciones sanitarias	20.910	0	0	0	0	0	20.910
403	**00**	**00**	**00**	**Servicios no personales**	**458.875**	**0**	**0**	**0**	**0**	**0**	**458.875**
403	01	00	00	Alquileres de inmuebles	72.000	0	0	0	0	0	72.000
403	01	01	00	Alquileres de edificios y locales	72.000	0	0	0	0	0	72.000
403	09	00	00	Viáticos y pasajes	118.752	0	0	0	0	0	118.752
403	09	01	00	Viáticos y pasajes dentro del país	118.752	0	0	0	0	0	118.752
403	10	00	00	Servicios profesionales y técnicos	9.000	0	0	0	0	0	9.000
403	10	07	00	Servicios de capacitación y adiestramiento	9.000	0	0	0	0	0	9.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	43.167	0	0	0	0	0	43.167
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	21.240	0	0	0	0	0	21.240
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	414	0	0	0	0	0	414
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	21.513	0	0	0	0	0	21.513

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117385 080099000 CIRCUITO JUDICIAL PENAL MILITAR

OBJETIVO DEL PROYECTO: IMPARTIR JUSTICIA IMPARCIAL, TRANSPARENTE Y EXPEDITA EN LA JURISDICCIÓN MILITAR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 5.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080099002 REALIZAR LAS ACTIVIDADES DE LOGÍSTICAS NECESARIAS QUE GARANTICEN EL FUNCIONAMIENTO DE TODOS LOS TRIBUNALES MILITARES A NIVEL NACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 12

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	29.610	0	0	0	0	0	29.610
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	29.610	0	0	0	0	0	29.610
403	18	00	00	Impuestos indirectos	186.346	0	0	0	0	0	186.346
403	18	01	00	Impuesto al valor agregado	186.346	0	0	0	0	0	186.346
404	**00**	**00**	**00**	**Activos reales**	**594.866**	**0**	**0**	**0**	**0**	**0**	**594.866**
404	01	00	00	Repuestos y reparaciones mayores	63.000	0	0	0	0	0	63.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	63.000	0	0	0	0	0	63.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	63.000	0	0	0	0	0	63.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	86.460	0	0	0	0	0	86.460
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	86.460	0	0	0	0	0	86.460
404	05	00	00	Equipos de comunicaciones y de señalamiento	12.834	0	0	0	0	0	12.834
404	05	01	00	Equipos de telecomunicaciones	12.834	0	0	0	0	0	12.834
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	368.072	0	0	0	0	0	368.072
404	09	01	00	Mobiliario y equipos de oficina	129.750	0	0	0	0	0	129.750
404	09	02	00	Equipos de computación	191.252	0	0	0	0	0	191.252
404	09	03	00	Mobiliario y equipos de alojamiento	47.070	0	0	0	0	0	47.070
404	11	00	00	Inmuebles, maquinaria y equipos usados	58.500	0	0	0	0	0	58.500
404	11	05	00	Adquisición de maquinaria y equipos usados	58.500	0	0	0	0	0	58.500
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	58.500	0	0	0	0	0	58.500
404	12	00	00	Activos intangibles	6.000	0	0	0	0	0	6.000
404	12	04	00	Paquetes y programas de computación	6.000	0	0	0	0	0	6.000
				Totales	**1.561.335**	**0**	**0**	**0**	**0**	**0**	**1.561.335**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117155 080100000 EJERCER EL CONTROL, LA VIGILANCIA Y FISCALIZACIÓN DE LOS INGRESOS, GASTOS Y BIENES PÚBLICOS AFECTOS A LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: VELAR QUE EL SISTEMA DE CONTROL INTERNO DE LAS DEPENDENCIAS ADSCRITAS AL SECTOR DEFENSA SE AJUSTEN A LA NORMATIVA LEGAL VIGENTE.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 251

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FANB **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.175.950**	**0**	**0**	**0**	**0**	**0**	**1.175.950**
402	01	00	00	Productos alimenticios y agropecuarios	73.550	0	0	0	0	0	73.550
402	01	01	00	Alimentos y bebidas para personas	73.550	0	0	0	0	0	73.550
402	03	00	00	Textiles y vestuarios	800	0	0	0	0	0	800
402	03	02	00	Prendas de vestir	800	0	0	0	0	0	800
402	04	00	00	Productos de cuero y caucho	95.600	0	0	0	0	0	95.600
402	04	03	00	Cauchos y tripas para vehículos	95.600	0	0	0	0	0	95.600
402	05	00	00	Productos de papel, cartón e impresos	262.000	0	0	0	0	0	262.000
402	05	01	00	Pulpa de madera, papel y cartón	27.000	0	0	0	0	0	27.000
402	05	02	00	Envases y cajas de papel y cartón	22.000	0	0	0	0	0	22.000
402	05	03	00	Productos de papel y cartón para oficina	192.000	0	0	0	0	0	192.000
402	05	04	00	Libros, revistas y periódicos	7.500	0	0	0	0	0	7.500
402	05	05	00	Material de enseñanza	3.000	0	0	0	0	0	3.000
402	05	06	00	Productos de papel y cartón para computación	10.500	0	0	0	0	0	10.500
402	06	00	00	Productos químicos y derivados	82.000	0	0	0	0	0	82.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	06	06	00	Combustibles y lubricantes	45.000	0	0	0	0	0	45.000
402	06	08	00	Productos plásticos	17.000	0	0	0	0	0	17.000
402	07	00	00	Productos minerales no metálicos	1.000	0	0	0	0	0	1.000
402	07	04	00	Cemento, cal y yeso	1.000	0	0	0	0	0	1.000
402	08	00	00	Productos metálicos	85.000	0	0	0	0	0	85.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	75.000	0	0	0	0	0	75.000
402	10	00	00	Productos varios y útiles diversos	576.000	0	0	0	0	0	576.000
402	10	01	00	Artículos de deporte, recreación y juguetes	50.000	0	0	0	0	0	50.000
402	10	02	00	Materiales y útiles de limpieza y aseo	40.000	0	0	0	0	0	40.000
402	10	03	00	Utensilios de cocina y comedor	8.000	0	0	0	0	0	8.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	152.500	0	0	0	0	0	152.500
402	10	06	00	Condecoraciones, ofrendas y similares	25.000	0	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117155 080100000 EJERCER EL CONTROL, LA VIGILANCIA Y FISCALIZACIÓN DE LOS INGRESOS, GASTOS Y BIENES PÚBLICOS AFECTOS A LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: VELAR QUE EL SISTEMA DE CONTROL INTERNO DE LAS DEPENDENCIAS ADSCRITAS AL SECTOR DEFENSA SE AJUSTEN A LA NORMATIVA LEGAL VIGENTE.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA

META: 251

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FANB

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	8.000	0	0	0	0	0	8.000
402	10	08	00	Materiales para equipos de computación	252.500	0	0	0	0	0	252.500
402	10	11	00	Materiales eléctricos	25.000	0	0	0	0	0	25.000
402	10	12	00	Materiales para instalaciones sanitarias	10.000	0	0	0	0	0	10.000
402	10	13	00	Materiales fotográficos	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.543.059**	**0**	**0**	**0**	**0**	**0**	**3.543.059**
403	04	00	00	Servicios básicos	40.000	0	0	0	0	0	40.000
403	04	05	00	Servicio de comunicaciones	40.000	0	0	0	0	0	40.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	34.500	0	0	0	0	0	34.500
403	07	01	00	Publicidad y propaganda	25.000	0	0	0	0	0	25.000
403	07	02	00	Imprenta y reproducción	8.000	0	0	0	0	0	8.000
403	07	03	00	Relaciones sociales	1.500	0	0	0	0	0	1.500
403	09	00	00	Viáticos y pasajes	2.820.456	0	0	0	0	0	2.820.456
403	09	01	00	Viáticos y pasajes dentro del país	1.990.312	0	0	0	0	0	1.990.312
403	09	02	00	Viáticos y pasajes fuera del país	830.144	0	0	0	0	0	830.144
403	10	00	00	Servicios profesionales y técnicos	132.267	0	0	0	0	0	132.267
403	10	07	00	Servicios de capacitación y adiestramiento	82.267	0	0	0	0	0	82.267
403	10	99	00	Otros servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	152.000	0	0	0	0	0	152.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	90.000	0	0	0	0	0	90.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	0	60.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.000	0	0	0	0	0	2.000
403	12	00	00	Conservación y reparaciones menores de obras	20.000	0	0	0	0	0	20.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	343.836	0	0	0	0	0	343.836
403	18	01	00	Impuesto al valor agregado	343.836	0	0	0	0	0	343.836
404	**00**	**00**	**00**	**Activos reales**	**306.939**	**0**	**0**	**0**	**0**	**0**	**306.939**
404	05	00	00	Equipos de comunicaciones y de señalamiento	58.580	0	0	0	0	0	58.580

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117155 080100000 EJERCER EL CONTROL, LA VIGILANCIA Y FISCALIZACIÓN DE LOS INGRESOS, GASTOS Y BIENES PÚBLICOS AFECTOS A LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: VELAR QUE EL SISTEMA DE CONTROL INTERNO DE LAS DEPENDENCIAS ADSCRITAS AL SECTOR DEFENSA SE AJUSTEN A LA NORMATIVA LEGAL VIGENTE.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 251

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FANB **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	01	00	Equipos de telecomunicaciones	58.580	0	0	0	0	0	58.580
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	16.000	0	0	0	0	0	16.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.000	0	0	0	0	0	10.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	6.000	0	0	0	0	0	6.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	232.359	0	0	0	0	0	232.359
404	09	01	00	Mobiliario y equipos de oficina	60.000	0	0	0	0	0	60.000
404	09	02	00	Equipos de computación	152.359	0	0	0	0	0	152.359
404	09	03	00	Mobiliario y equipos de alojamiento	20.000	0	0	0	0	0	20.000
				Totales	**5.025.948**	**0**	**0**	**0**	**0**	**0**	**5.025.948**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117155 080100000 EJERCER EL CONTROL, LA VIGILANCIA Y FISCALIZACIÓN DE LOS INGRESOS, GASTOS Y BIENES PÚBLICOS AFECTOS A LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: VELAR QUE EL SISTEMA DE CONTROL INTERNO DE LAS DEPENDENCIAS ADSCRITAS AL SECTOR DEFENSA SE AJUSTEN A LA NORMATIVA LEGAL VIGENTE.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA

META: 251

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FANB

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117155 080100000 EJERCER EL CONTROL, LA VIGILANCIA Y FISCALIZACIÓN DE LOS INGRESOS, GASTOS Y BIENES PÚBLICOS AFECTOS A LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: VELAR QUE EL SISTEMA DE CONTROL INTERNO DE LAS DEPENDENCIAS ADSCRITAS AL SECTOR DEFENSA SE AJUSTEN A LA NORMATIVA LEGAL VIGENTE.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 251

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FANB **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080100003 DESARROLLAR LAS ACTIVIDADES ADMINISTRATIVAS REQUERIDAS PARA LA EJECUCIÓN DEL CONTROL FISCAL, A FIN DE EVALUAR EL SISTEMA DE CONTROL INTERNO DE LOS ENTES Y DEPENDENCIAS ADSCRITOS AL SECTOR DEFENSA.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 220

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.150.353**	**0**	**0**	**0**	**0**	**0**	**1.150.353**
402	01	00	00	Productos alimenticios y agropecuarios	62.953	0	0	0	0	0	62.953
402	01	01	00	Alimentos y bebidas para personas	62.953	0	0	0	0	0	62.953
402	03	00	00	Textiles y vestuarios	800	0	0	0	0	0	800
402	03	02	00	Prendas de vestir	800	0	0	0	0	0	800
402	04	00	00	Productos de cuero y caucho	95.600	0	0	0	0	0	95.600
402	04	03	00	Cauchos y tripas para vehículos	95.600	0	0	0	0	0	95.600
402	05	00	00	Productos de papel, cartón e impresos	254.000	0	0	0	0	0	254.000
402	05	01	00	Pulpa de madera, papel y cartón	25.000	0	0	0	0	0	25.000
402	05	02	00	Envases y cajas de papel y cartón	20.000	0	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	190.000	0	0	0	0	0	190.000
402	05	04	00	Libros, revistas y periódicos	7.500	0	0	0	0	0	7.500
402	05	05	00	Material de enseñanza	1.000	0	0	0	0	0	1.000
402	05	06	00	Productos de papel y cartón para computación	10.500	0	0	0	0	0	10.500
402	06	00	00	Productos químicos y derivados	80.000	0	0	0	0	0	80.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	06	06	00	Combustibles y lubricantes	45.000	0	0	0	0	0	45.000
402	06	08	00	Productos plásticos	15.000	0	0	0	0	0	15.000
402	07	00	00	Productos minerales no metálicos	1.000	0	0	0	0	0	1.000
402	07	04	00	Cemento, cal y yeso	1.000	0	0	0	0	0	1.000
402	08	00	00	Productos metálicos	85.000	0	0	0	0	0	85.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	75.000	0	0	0	0	0	75.000
402	10	00	00	Productos varios y útiles diversos	571.000	0	0	0	0	0	571.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117155 080100000 EJERCER EL CONTROL, LA VIGILANCIA Y FISCALIZACIÓN DE LOS INGRESOS, GASTOS Y BIENES PÚBLICOS AFECTOS A LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: VELAR QUE EL SISTEMA DE CONTROL INTERNO DE LAS DEPENDENCIAS ADSCRITAS AL SECTOR DEFENSA SE AJUSTEN A LA NORMATIVA LEGAL VIGENTE.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 251

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FANB **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080100003 DESARROLLAR LAS ACTIVIDADES ADMINISTRATIVAS REQUERIDAS PARA LA EJECUCIÓN DEL CONTROL FISCAL, A FIN DE EVALUAR EL SISTEMA DE CONTROL INTERNO DE LOS ENTES Y DEPENDENCIAS ADSCRITOS AL SECTOR DEFENSA.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 220

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	01	00	Artículos de deporte, recreación y juguetes	50.000	0	0	0	0	0	50.000
402	10	02	00	Materiales y útiles de limpieza y aseo	40.000	0	0	0	0	0	40.000
402	10	03	00	Utensilios de cocina y comedor	8.000	0	0	0	0	0	8.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	0	150.000
402	10	06	00	Condecoraciones, ofrendas y similares	25.000	0	0	0	0	0	25.000
402	10	07	00	Productos de seguridad en el trabajo	8.000	0	0	0	0	0	8.000
402	10	08	00	Materiales para equipos de computación	250.000	0	0	0	0	0	250.000
402	10	11	00	Materiales eléctricos	25.000	0	0	0	0	0	25.000
402	10	12	00	Materiales para instalaciones sanitarias	10.000	0	0	0	0	0	10.000
402	10	13	00	Materiales fotográficos	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.350.003**	**0**	**0**	**0**	**0**	**0**	**3.350.003**
403	04	00	00	Servicios básicos	40.000	0	0	0	0	0	40.000
403	04	05	00	Servicio de comunicaciones	40.000	0	0	0	0	0	40.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	34.500	0	0	0	0	0	34.500
403	07	01	00	Publicidad y propaganda	25.000	0	0	0	0	0	25.000
403	07	02	00	Imprenta y reproducción	8.000	0	0	0	0	0	8.000
403	07	03	00	Relaciones sociales	1.500	0	0	0	0	0	1.500
403	09	00	00	Viáticos y pasajes	2.732.834	0	0	0	0	0	2.732.834
403	09	01	00	Viáticos y pasajes dentro del país	1.902.690	0	0	0	0	0	1.902.690
403	09	02	00	Viáticos y pasajes fuera del país	830.144	0	0	0	0	0	830.144
403	10	00	00	Servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	10	99	00	Otros servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	152.000	0	0	0	0	0	152.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	90.000	0	0	0	0	0	90.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 117155 080100000 EJERCER EL CONTROL, LA VIGILANCIA Y FISCALIZACIÓN DE LOS INGRESOS, GASTOS Y BIENES PÚBLICOS AFECTOS A LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: VELAR QUE EL SISTEMA DE CONTROL INTERNO DE LAS DEPENDENCIAS ADSCRITAS AL SECTOR DEFENSA SE AJUSTEN A LA NORMATIVA LEGAL VIGENTE.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 251

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FANB **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080100003 DESARROLLAR LAS ACTIVIDADES ADMINISTRATIVAS REQUERIDAS PARA LA EJECUCIÓN DEL CONTROL FISCAL, A FIN DE EVALUAR EL SISTEMA DE CONTROL INTERNO DE LOS ENTES Y DEPENDENCIAS ADSCRITOS AL SECTOR DEFENSA.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 220

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	0	60.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.000	0	0	0	0	0	2.000
403	12	00	00	Conservación y reparaciones menores de obras	20.000	0	0	0	0	0	20.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	320.669	0	0	0	0	0	320.669
403	18	01	00	Impuesto al valor agregado	320.669	0	0	0	0	0	320.669
404	**00**	**00**	**00**	**Activos reales**	**273.759**	**0**	**0**	**0**	**0**	**0**	**273.759**
404	05	00	00	Equipos de comunicaciones y de señalamiento	56.400	0	0	0	0	0	56.400
404	05	01	00	Equipos de telecomunicaciones	56.400	0	0	0	0	0	56.400
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	217.359	0	0	0	0	0	217.359
404	09	01	00	Mobiliario y equipos de oficina	50.000	0	0	0	0	0	50.000
404	09	02	00	Equipos de computación	147.359	0	0	0	0	0	147.359
404	09	03	00	Mobiliario y equipos de alojamiento	20.000	0	0	0	0	0	20.000
				Totales	**4.774.115**	**0**	**0**	**0**	**0**	**0**	**4.774.115**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117155 080100000 EJERCER EL CONTROL, LA VIGILANCIA Y FISCALIZACIÓN DE LOS INGRESOS, GASTOS Y BIENES PÚBLICOS AFECTOS A LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: VELAR QUE EL SISTEMA DE CONTROL INTERNO DE LAS DEPENDENCIAS ADSCRITAS AL SECTOR DEFENSA SE AJUSTEN A LA NORMATIVA LEGAL VIGENTE.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 251

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FANB **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080100004 EJECUTAR LAS ACTIVIDADES DE ADIESTRAMIENTO Y CAPACITACIÓN DIRIGIDAS A LOS FUNCIONARIOS DE LA CONGEFANB Y DEL SECTOR DEFENSA, A FIN DE FORTALECER LA GESTIÓN DE LA ADMINISTRACIÓN PÚBLICA Y HACERLA EFECTIVA.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 31

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.597**	0	0	0	0	0	**25.597**
402	01	00	00	Productos alimenticios y agropecuarios	10.597	0	0	0	0	0	10.597
402	01	01	00	Alimentos y bebidas para personas	10.597	0	0	0	0	0	10.597
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	01	00	Pulpa de madera, papel y cartón	2.000	0	0	0	0	0	2.000
402	05	02	00	Envases y cajas de papel y cartón	2.000	0	0	0	0	0	2.000
402	05	03	00	Productos de papel y cartón para oficina	2.000	0	0	0	0	0	2.000
402	05	05	00	Material de enseñanza	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	2.000	0	0	0	0	0	2.000
402	06	08	00	Productos plásticos	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.500	0	0	0	0	0	2.500
402	10	08	00	Materiales para equipos de computación	2.500	0	0	0	0	0	2.500
403	**00**	**00**	**00**	**Servicios no personales**	**193.056**	0	0	0	0	0	**193.056**
403	09	00	00	Viáticos y pasajes	87.622	0	0	0	0	0	87.622
403	09	01	00	Viáticos y pasajes dentro del país	87.622	0	0	0	0	0	87.622
403	10	00	00	Servicios profesionales y técnicos	82.267	0	0	0	0	0	82.267
403	10	07	00	Servicios de capacitación y adiestramiento	82.267	0	0	0	0	0	82.267
403	18	00	00	Impuestos indirectos	23.167	0	0	0	0	0	23.167
403	18	01	00	Impuesto al valor agregado	23.167	0	0	0	0	0	23.167
404	**00**	**00**	**00**	**Activos reales**	**33.180**	0	0	0	0	0	**33.180**
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.180	0	0	0	0	0	2.180
404	05	01	00	Equipos de telecomunicaciones	2.180	0	0	0	0	0	2.180
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	16.000	0	0	0	0	0	16.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 117155 080100000 EJERCER EL CONTROL, LA VIGILANCIA Y FISCALIZACIÓN DE LOS INGRESOS, GASTOS Y BIENES PÚBLICOS AFECTOS A LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: VELAR QUE EL SISTEMA DE CONTROL INTERNO DE LAS DEPENDENCIAS ADSCRITAS AL SECTOR DEFENSA SE AJUSTEN A LA NORMATIVA LEGAL VIGENTE.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 251

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FANB **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 080100004 EJECUTAR LAS ACTIVIDADES DE ADIESTRAMIENTO Y CAPACITACIÓN DIRIGIDAS A LOS FUNCIONARIOS DE LA CONGEFANB Y DEL SECTOR DEFENSA, A FIN DE FORTALECER LA GESTIÓN DE LA ADMINISTRACIÓN PÚBLICA Y HACERLA EFECTIVA.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 31

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.000	0	0	0	0	0	10.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	6.000	0	0	0	0	0	6.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
404	09	01	00	Mobiliario y equipos de oficina	10.000	0	0	0	0	0	10.000
404	09	02	00	Equipos de computación	5.000	0	0	0	0	0	5.000
				Totales	**251.833**	**0**	**0**	**0**	**0**	**0**	**251.833**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.239.510.394

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.439.510.394**	**0**	**0**	**800.000.000**	**0**	**0**	**3.239.510.394**
407	01	00	00	Transferencias y donaciones corrientes internas	2.439.510.394	0	0	800.000.000	0	0	3.239.510.394
407	01	03	00	Transferencias corrientes internas al sector público	2.439.510.394	0	0	800.000.000	0	0	3.239.510.394
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	293.327.086	0	0	0	0	0	293.327.086
407	01	03	04	Transferencias corrientes a instituciones de protección social	40.954.556	0	0	0	0	0	40.954.556
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	2.105.228.752	0	0	800.000.000	0	0	2.905.228.752
				Totales	**2.439.510.394**	**0**	**0**	**800.000.000**	**0**	**0**	**3.239.510.394**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.239.510.394

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.439.510.394**	**0**	**0**	**800.000.000**	**0**	**0**	**3.239.510.394**
407	01	00	00	Transferencias y donaciones corrientes internas	2.439.510.394	0	0	800.000.000	0	0	3.239.510.394
407	01	03	00	Transferencias corrientes internas al sector público	2.439.510.394	0	0	800.000.000	0	0	3.239.510.394
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	293.327.086	0	0	0	0	0	293.327.086
				- A0005 Instituto Autónomo Círculo de las Fuerzas Armadas (IACFA)	24.000.000	0	0	0	0	0	24.000.000
				- A0065 Oficina Coordinadora de la Prestación de los Servicios Educativos del Ministerio de la Defensa (OCPSE)	1.800.000	0	0	0	0	0	1.800.000
				- A0100 Unidad Naval Coordinadora de los Servicios de Carenado, Reparaciones de Casco, Reparaciones y Mantenimiento de Equipos y Sistemas de los Buques (UCOCAR)	45.000.000	0	0	0	0	0	45.000.000
				- A0126 Fondo Autónomo de Inversiones y Previsión Socio-económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA)	6.181.145	0	0	0	0	0	6.181.145
				- A0157 Servicio Autónomo de Bienes y Servicios del Ejército (SABSE)	1.488.000	0	0	0	0	0	1.488.000
				- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	40.000.000	0	0	0	0	0	40.000.000
				- A0448 Fundación de Atención Social del Ministerio de la Defensa (FUNDASMIN)	1.600.000	0	0	0	0	0	1.600.000
				- A0485 Fundación de Cardiología Integral (FUNDACARDIN)	4.534.048	0	0	0	0	0	4.534.048
				- A1375 Universidad Militar Bolivariana de Venezuela (UMBV)	168.723.893	0	0	0	0	0	168.723.893
407	01	03	04	Transferencias corrientes a instituciones de protección social	40.954.556	0	0	0	0	0	40.954.556
				- A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)	40.954.556	0	0	0	0	0	40.954.556
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	2.105.228.752	0	0	800.000.000	0	0	2.905.228.752
				- A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)	2.105.228.752	0	0	800.000.000	0	0	2.905.228.752
				Totales	**2.439.510.394**	**0**	**0**	**800.000.000**	**0**	**0**	**3.239.510.394**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.239.510.394

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 089999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO AUTÓNOMO CÍRCULO DE LAS FUERZAS ARMADAS (IACFA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 24.000.000

RESPONSABLE/EJECUTOR: 99003-OFICINA DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**24.000.000**	**0**	**0**	**0**	**0**	**0**	**24.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	24.000.000	0	0	0	0	0	24.000.000
407	01	03	00	Transferencias corrientes internas al sector público	24.000.000	0	0	0	0	0	24.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	24.000.000	0	0	0	0	0	24.000.000
				Totales	**24.000.000**	**0**	**0**	**0**	**0**	**0**	**24.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.239.510.394

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 089999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA DE LA FUERZA ARMADA NACIONAL (UNEFA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 40.000.000

RESPONSABLE/EJECUTOR: 99003-OFICINA DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**40.000.000**	**0**	**0**	**0**	**0**	**0**	**40.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	40.000.000	0	0	0	0	0	40.000.000
407	01	03	00	Transferencias corrientes internas al sector público	40.000.000	0	0	0	0	0	40.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	40.000.000	0	0	0	0	0	40.000.000
				Totales	**40.000.000**	**0**	**0**	**0**	**0**	**0**	**40.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.239.510.394

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 089999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE OFICINA COORDINADORA DE LA PRESTACIÓN DE LOS SERVICIOS EDUCATIVOS DEL MINISTERIO DE LA DEFENSA (OCPSE)

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.800.000

RESPONSABLE/EJECUTOR: 99003-OFICINA DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.800.000**	**0**	**0**	**0**	**0**	**0**	**1.800.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.800.000	0	0	0	0	0	1.800.000
407	01	03	00	Transferencias corrientes internas al sector público	1.800.000	0	0	0	0	0	1.800.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.800.000	0	0	0	0	0	1.800.000
				Totales	**1.800.000**	**0**	**0**	**0**	**0**	**0**	**1.800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.239.510.394

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 089999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO DE BIENES Y SERVICIOS DEL EJÉRCITO (SABSE)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.488.000

RESPONSABLE/EJECUTOR: 99003-OFICINA DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.488.000**	**0**	**0**	**0**	**0**	**0**	**1.488.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.488.000	0	0	0	0	0	1.488.000
407	01	03	00	Transferencias corrientes internas al sector público	1.488.000	0	0	0	0	0	1.488.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.488.000	0	0	0	0	0	1.488.000
				Totales	**1.488.000**	**0**	**0**	**0**	**0**	**0**	**1.488.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.239.510.394

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 089999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DE ATENCIÓN SOCIAL DEL MINISTERIO DE LA DEFENSA (FUNDASMIN)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.600.000

RESPONSABLE/EJECUTOR: 99003-OFICINA DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.600.000**	**0**	**0**	**0**	**0**	**0**	**1.600.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.600.000	0	0	0	0	0	1.600.000
407	01	03	00	Transferencias corrientes internas al sector público	1.600.000	0	0	0	0	0	1.600.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.600.000	0	0	0	0	0	1.600.000
				Totales	**1.600.000**	**0**	**0**	**0**	**0**	**0**	**1.600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.239.510.394

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 089999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DE CARDIOLOGÍA INTEGRAL (FUNDACARDIN)

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.534.048

RESPONSABLE/EJECUTOR: 99003-OFICINA DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.534.048**	**0**	**0**	**0**	**0**	**0**	**4.534.048**
407	01	00	00	Transferencias y donaciones corrientes internas	4.534.048	0	0	0	0	0	4.534.048
407	01	03	00	Transferencias corrientes internas al sector público	4.534.048	0	0	0	0	0	4.534.048
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.534.048	0	0	0	0	0	4.534.048
				Totales	**4.534.048**	**0**	**0**	**0**	**0**	**0**	**4.534.048**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.239.510.394

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 089999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD MILITAR BOLIVARIANA DE VENEZUELA (UMBV)

UNIDAD DE MEDIDA: BOLÍVAR

META: 168.723.893

RESPONSABLE/EJECUTOR: 99003-OFICINA DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**168.723.893**	**0**	**0**	**0**	**0**	**0**	**168.723.893**
407	01	00	00	Transferencias y donaciones corrientes internas	168.723.893	0	0	0	0	0	168.723.893
407	01	03	00	Transferencias corrientes internas al sector público	168.723.893	0	0	0	0	0	168.723.893
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	168.723.893	0	0	0	0	0	168.723.893
				Totales	**168.723.893**	**0**	**0**	**0**	**0**	**0**	**168.723.893**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.239.510.394

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 089999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO DE PREVISIÓN SOCIAL DE LAS FUERZAS ARMADAS NACIONALES (IPSFA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.946.183.308

RESPONSABLE/EJECUTOR: 99003-OFICINA DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.146.183.308**	**0**	**0**	**800.000.000**	**0**	**0**	**2.946.183.308**
407	01	00	00	Transferencias y donaciones corrientes internas	2.146.183.308	0	0	800.000.000	0	0	2.946.183.308
407	01	03	00	Transferencias corrientes internas al sector público	2.146.183.308	0	0	800.000.000	0	0	2.946.183.308
407	01	03	04	Transferencias corrientes a instituciones de protección social	40.954.556	0	0	0	0	0	40.954.556
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	2.105.228.752	0	0	800.000.000	0	0	2.905.228.752
				Totales	**2.146.183.308**	**0**	**0**	**800.000.000**	**0**	**0**	**2.946.183.308**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.239.510.394

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 089999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FONDO AUTÓNOMO DE INVERSIONES Y PREVISIÓN SOCIO-ECONÓMICA PARA EL PERSONAL DE EMPLEADOS Y OBREROS DE LAS FUERZAS ARMADAS NACIONALES (FONDOEFA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 6.181.145

RESPONSABLE/EJECUTOR: 99003-OFICINA DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.181.145**	**0**	**0**	**0**	**0**	**0**	**6.181.145**
407	01	00	00	Transferencias y donaciones corrientes internas	6.181.145	0	0	0	0	0	6.181.145
407	01	03	00	Transferencias corrientes internas al sector público	6.181.145	0	0	0	0	0	6.181.145
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.181.145	0	0	0	0	0	6.181.145
				Totales	**6.181.145**	**0**	**0**	**0**	**0**	**0**	**6.181.145**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.239.510.394

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 089999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIDAD NAVAL COORDINADORA DE LOS SERVICIOS DE CARENADO, REPARACIONES DE CASCO, REPARACIONES Y MANTENIMIENTO DE EQUIPOS Y SISTEMAS DE LOS BUQUES (UCOCAR)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 45.000.000

RESPONSABLE/EJECUTOR: 99003-OFICINA DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**45.000.000**	**0**	**0**	**0**	**0**	**0**	**45.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	45.000.000	0	0	0	0	0	45.000.000
407	01	03	00	Transferencias corrientes internas al sector público	45.000.000	0	0	0	0	0	45.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	45.000.000	0	0	0	0	0	45.000.000
				Totales	**45.000.000**	**0**	**0**	**0**	**0**	**0**	**45.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.448.415.945**	**0**	**0**	**0**	**0**	**0**	**1.448.415.945**
401	01	00	00	Sueldos, salarios y otras retribuciones	252.607.378	0	0	0	0	0	252.607.378
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	103.803.572	0	0	0	0	0	103.803.572
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	2.946.973	0	0	0	0	0	2.946.973
401	01	03	00	Suplencias a empleados	270.123	0	0	0	0	0	270.123
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	136.014.811	0	0	0	0	0	136.014.811
401	01	13	00	Suplencias a obreros	62.608	0	0	0	0	0	62.608
401	01	18	00	Remuneraciones al personal contratado	9.509.291	0	0	0	0	0	9.509.291
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	84.886.771	0	0	0	0	0	84.886.771
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	39.168.393	0	0	0	0	0	39.168.393
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	319.397	0	0	0	0	0	319.397
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	45.398.981	0	0	0	0	0	45.398.981
401	03	00	00	Primas	102.002.781	0	0	0	0	0	102.002.781
401	03	01	00	Primas por mérito a empleados	11.749.040	0	0	0	0	0	11.749.040
401	03	02	00	Primas de transporte a empleados	5.947.286	0	0	0	0	0	5.947.286
401	03	03	00	Primas por hogar a empleados	5.062.086	0	0	0	0	0	5.062.086
401	03	04	00	Primas por hijos a empleados	2.514.876	0	0	0	0	0	2.514.876
401	03	07	00	Primas por categoría de escuelas a empleados	382.000	0	0	0	0	0	382.000
401	03	08	00	Primas de profesionalización a empleados	6.340.339	0	0	0	0	0	6.340.339
401	03	09	00	Primas por antigüedad a empleados	16.225.476	0	0	0	0	0	16.225.476
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	325.200	0	0	0	0	0	325.200
401	03	16	00	Primas por mérito a obreros	9.031.575	0	0	0	0	0	9.031.575
401	03	17	00	Primas de transporte a obreros	6.782.670	0	0	0	0	0	6.782.670
401	03	18	00	Primas por hogar a obreros	3.022.020	0	0	0	0	0	3.022.020
401	03	19	00	Primas por hijos de obreros	1.788.912	0	0	0	0	0	1.788.912
401	03	21	00	Primas por antigüedad a obreros	26.766.549	0	0	0	0	0	26.766.549
401	03	22	00	Primas de profesionalización a obreros	890.285	0	0	0	0	0	890.285
401	03	37	00	Primas de transporte al personal contratado	624.150	0	0	0	0	0	624.150
401	03	38	00	Primas por hogar al personal contratado	295.650	0	0	0	0	0	295.650
401	03	39	00	Primas por hijos al personal contratado	118.260	0	0	0	0	0	118.260
401	03	40	00	Primas de profesionalización al personal contratado	1.505.347	0	0	0	0	0	1.505.347
401	03	97	00	Otras primas a empleados	1.888.560	0	0	0	0	0	1.888.560

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	98	00	Otras primas a obreros	742.500	0	0	0	0	0	742.500
401	04	00	00	Complementos de sueldos y salarios	375.993.373	0	0	0	0	0	375.993.373
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.796.652	0	0	0	0	0	2.796.652
401	04	02	00	Complemento a empleados por trabajo nocturno	4.690.582	0	0	0	0	0	4.690.582
401	04	03	00	Complemento a empleados por gastos de alimentación	180.000	0	0	0	0	0	180.000
401	04	08	00	Bono compensatorio de alimentación a empleados	115.896.660	0	0	0	0	0	115.896.660
401	04	09	00	Bono compensatorio de transporte a empleados	474.558	0	0	0	0	0	474.558
401	04	10	00	Complemento a empleados por días feriados	400.000	0	0	0	0	0	400.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.450.000	0	0	0	0	0	2.450.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	3.360.000	0	0	0	0	0	3.360.000
401	04	18	00	Bono compensatorio de alimentación a obreros	163.983.600	0	0	0	0	0	163.983.600
401	04	19	00	Bono compensatorio de transporte a obreros	300.000	0	0	0	0	0	300.000
401	04	20	00	Complemento a obreros por días feriados	200.000	0	0	0	0	0	200.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	876.810	0	0	0	0	0	876.810
401	04	26	00	Bono compensatorio de alimentación al personal contratado	13.780.800	0	0	0	0	0	13.780.800
401	04	27	00	Bono compensatorio de transporte al personal contratado	250.000	0	0	0	0	0	250.000
401	04	28	00	Complemento al personal contratado por días feriados	100.000	0	0	0	0	0	100.000
401	04	96	00	Otros complementos a empleados	29.210.490	0	0	0	0	0	29.210.490
401	04	97	00	Otros complementos a obreros	36.422.821	0	0	0	0	0	36.422.821
401	04	98	00	Otros complementos al personal contratado	620.400	0	0	0	0	0	620.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	113.320.835	0	0	0	0	0	113.320.835
401	05	03	00	Bono vacacional a empleados	51.306.684	0	0	0	0	0	51.306.684
401	05	06	00	Bono vacacional a obreros	54.460.763	0	0	0	0	0	54.460.763
401	05	08	00	Bono vacacional al personal contratado	7.553.388	0	0	0	0	0	7.553.388
401	06	00	00	Aportes patronales y legales	33.810.917	0	0	0	0	0	33.810.917
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	9.183.939	0	0	0	0	0	9.183.939
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.061.313	0	0	0	0	0	3.061.313
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.040.875	0	0	0	0	0	2.040.875
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.040.875	0	0	0	0	0	2.040.875
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	9.664.558	0	0	0	0	0	9.664.558
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.221.519	0	0	0	0	0	3.221.519
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.147.679	0	0	0	0	0	2.147.679

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.147.679	0	0	0	0	0	2.147.679
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	143.595	0	0	0	0	0	143.595
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	31.910	0	0	0	0	0	31.910
401	06	95	00	Otros aportes legales por personal contratado	126.975	0	0	0	0	0	126.975
401	07	00	00	Asistencia socio-económica	341.962.204	0	0	0	0	0	341.962.204
401	07	01	00	Capacitación y adiestramiento a empleados	200.000	0	0	0	0	0	200.000
401	07	02	00	Becas a empleados	3.000.000	0	0	0	0	0	3.000.000
401	07	03	00	Ayudas por matrimonio a empleados	370.000	0	0	0	0	0	370.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	561.749	0	0	0	0	0	561.749
401	07	05	00	Ayudas por defunción a empleados	577.499	0	0	0	0	0	577.499
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	3.000.000	0	0	0	0	0	3.000.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	10.204.376	0	0	0	0	0	10.204.376
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	67.000.000	0	0	0	0	0	67.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.500.000	0	0	0	0	0	6.500.000
401	07	10	00	Dotación de uniformes a empleados	41.949.000	0	0	0	0	0	41.949.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	7.000.000	0	0	0	0	0	7.000.000
401	07	17	00	Capacitación y adiestramiento a obreros	40.000	0	0	0	0	0	40.000
401	07	18	00	Becas a obreros	3.000.000	0	0	0	0	0	3.000.000
401	07	19	00	Ayudas por matrimonio de obreros	305.000	0	0	0	0	0	305.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	450.000	0	0	0	0	0	450.000
401	07	21	00	Ayudas por defunción a obreros	450.000	0	0	0	0	0	450.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.500.000	0	0	0	0	0	2.500.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.738.397	0	0	0	0	0	10.738.397
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	44.000.000	0	0	0	0	0	44.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.500.000	0	0	0	0	0	4.500.000
401	07	26	00	Dotación de uniformes a obreros	36.663.000	0	0	0	0	0	36.663.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	8.000.000	0	0	0	0	0	8.000.000
401	07	33	00	Asistencia socio-económica al personal contratado	2.000.000	0	0	0	0	0	2.000.000
401	07	34	00	Capacitación y adiestramiento al personal militar	3.980.000	0	0	0	0	0	3.980.000
401	07	35	00	Becas al personal militar	7.500.000	0	0	0	0	0	7.500.000
401	07	36	00	Ayudas por matrimonio al personal militar	1.670.000	0	0	0	0	0	1.670.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	37	00	Ayudas por nacimiento de hijos al personal militar	3.494.000	0	0	0	0	0	3.494.000
401	07	38	00	Ayudas por defunción al personal militar	1.250.000	0	0	0	0	0	1.250.000
401	07	39	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal militar	11.000.000	0	0	0	0	0	11.000.000
401	07	41	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios personal militar	2.059.183	0	0	0	0	0	2.059.183
401	07	42	00	Ayudas al personal militar para adquisición de uniformes y útiles escolares de sus hijos	20.000.000	0	0	0	0	0	20.000.000
401	07	44	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal militar	11.000.000	0	0	0	0	0	11.000.000
401	07	96	00	Otras subvenciones a empleados	3.500.000	0	0	0	0	0	3.500.000
401	07	97	00	Otras subvenciones a obreros	3.500.000	0	0	0	0	0	3.500.000
401	07	98	00	Otras subvenciones al personal militar	20.000.000	0	0	0	0	0	20.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	142.389.686	0	0	0	0	0	142.389.686
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	62.043.888	0	0	0	0	0	62.043.888
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	72.149.402	0	0	0	0	0	72.149.402
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	8.196.396	0	0	0	0	0	8.196.396
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	1.100.000	0	0	0	0	0	1.100.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	1.100.000	0	0	0	0	0	1.100.000
401	96	00	00	Otros gastos del personal empleado	152.000	0	0	0	0	0	152.000
401	96	01	00	Otros gastos del personal empleado	152.000	0	0	0	0	0	152.000
401	97	00	00	Otros gastos del personal obrero	190.000	0	0	0	0	0	190.000
401	97	01	00	Otros gastos del personal obrero	190.000	0	0	0	0	0	190.000
403	**00**	**00**	**00**	**Servicios no personales**	**17.327.048**	**0**	**0**	**0**	**0**	**0**	**17.327.048**
403	18	00	00	Impuestos indirectos	10.279.183	0	0	0	0	0	10.279.183
403	18	01	00	Impuesto al valor agregado	10.279.183	0	0	0	0	0	10.279.183
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	7.047.865	0	0	0	0	0	7.047.865
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	7.047.865	0	0	0	0	0	7.047.865
				Totales	**1.465.742.993**	**0**	**0**	**0**	**0**	**0**	**1.465.742.993**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 080001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.448.415.945**	**0**	**0**	**0**	**0**	**0**	**1.448.415.945**
401	01	00	00	Sueldos, salarios y otras retribuciones	252.607.378	0	0	0	0	0	252.607.378
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	103.803.572	0	0	0	0	0	103.803.572
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	2.946.973	0	0	0	0	0	2.946.973
401	01	03	00	Suplencias a empleados	270.123	0	0	0	0	0	270.123
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	136.014.811	0	0	0	0	0	136.014.811
401	01	13	00	Suplencias a obreros	62.608	0	0	0	0	0	62.608
401	01	18	00	Remuneraciones al personal contratado	9.509.291	0	0	0	0	0	9.509.291
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	84.886.771	0	0	0	0	0	84.886.771
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	39.168.393	0	0	0	0	0	39.168.393
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	319.397	0	0	0	0	0	319.397
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	45.398.981	0	0	0	0	0	45.398.981
401	03	00	00	Primas	102.002.781	0	0	0	0	0	102.002.781
401	03	01	00	Primas por mérito a empleados	11.749.040	0	0	0	0	0	11.749.040
401	03	02	00	Primas de transporte a empleados	5.947.286	0	0	0	0	0	5.947.286
401	03	03	00	Primas por hogar a empleados	5.062.086	0	0	0	0	0	5.062.086
401	03	04	00	Primas por hijos a empleados	2.514.876	0	0	0	0	0	2.514.876
401	03	07	00	Primas por categoría de escuelas a empleados	382.000	0	0	0	0	0	382.000
401	03	08	00	Primas de profesionalización a empleados	6.340.339	0	0	0	0	0	6.340.339
401	03	09	00	Primas por antigüedad a empleados	16.225.476	0	0	0	0	0	16.225.476
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	325.200	0	0	0	0	0	325.200
401	03	16	00	Primas por mérito a obreros	9.031.575	0	0	0	0	0	9.031.575
401	03	17	00	Primas de transporte a obreros	6.782.670	0	0	0	0	0	6.782.670
401	03	18	00	Primas por hogar a obreros	3.022.020	0	0	0	0	0	3.022.020
401	03	19	00	Primas por hijos de obreros	1.788.912	0	0	0	0	0	1.788.912
401	03	21	00	Primas por antigüedad a obreros	26.766.549	0	0	0	0	0	26.766.549
401	03	22	00	Primas de profesionalización a obreros	890.285	0	0	0	0	0	890.285

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 080001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	37	00	Primas de transporte al personal contratado	624.150	0	0	0	0	0	624.150
401	03	38	00	Primas por hogar al personal contratado	295.650	0	0	0	0	0	295.650
401	03	39	00	Primas por hijos al personal contratado	118.260	0	0	0	0	0	118.260
401	03	40	00	Primas de profesionalización al personal contratado	1.505.347	0	0	0	0	0	1.505.347
401	03	97	00	Otras primas a empleados	1.888.560	0	0	0	0	0	1.888.560
401	03	98	00	Otras primas a obreros	742.500	0	0	0	0	0	742.500
401	04	00	00	Complementos de sueldos y salarios	375.993.373	0	0	0	0	0	375.993.373
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.796.652	0	0	0	0	0	2.796.652
401	04	02	00	Complemento a empleados por trabajo nocturno	4.690.582	0	0	0	0	0	4.690.582
401	04	03	00	Complemento a empleados por gastos de alimentación	180.000	0	0	0	0	0	180.000
401	04	08	00	Bono compensatorio de alimentación a empleados	115.896.660	0	0	0	0	0	115.896.660
401	04	09	00	Bono compensatorio de transporte a empleados	474.558	0	0	0	0	0	474.558
401	04	10	00	Complemento a empleados por días feriados	400.000	0	0	0	0	0	400.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.450.000	0	0	0	0	0	2.450.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	3.360.000	0	0	0	0	0	3.360.000
401	04	18	00	Bono compensatorio de alimentación a obreros	163.983.600	0	0	0	0	0	163.983.600
401	04	19	00	Bono compensatorio de transporte a obreros	300.000	0	0	0	0	0	300.000
401	04	20	00	Complemento a obreros por días feriados	200.000	0	0	0	0	0	200.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	876.810	0	0	0	0	0	876.810
401	04	26	00	Bono compensatorio de alimentación al personal contratado	13.780.800	0	0	0	0	0	13.780.800
401	04	27	00	Bono compensatorio de transporte al personal contratado	250.000	0	0	0	0	0	250.000
401	04	28	00	Complemento al personal contratado por días feriados	100.000	0	0	0	0	0	100.000
401	04	96	00	Otros complementos a empleados	29.210.490	0	0	0	0	0	29.210.490
401	04	97	00	Otros complementos a obreros	36.422.821	0	0	0	0	0	36.422.821
401	04	98	00	Otros complementos al personal contratado	620.400	0	0	0	0	0	620.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	113.320.835	0	0	0	0	0	113.320.835
401	05	03	00	Bono vacacional a empleados	51.306.684	0	0	0	0	0	51.306.684

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 080001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	06	00	Bono vacacional a obreros	54.460.763	0	0	0	0	0	54.460.763
401	05	08	00	Bono vacacional al personal contratado	7.553.388	0	0	0	0	0	7.553.388
401	06	00	00	Aportes patronales y legales	33.810.917	0	0	0	0	0	33.810.917
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	9.183.939	0	0	0	0	0	9.183.939
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.061.313	0	0	0	0	0	3.061.313
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.040.875	0	0	0	0	0	2.040.875
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.040.875	0	0	0	0	0	2.040.875
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	9.664.558	0	0	0	0	0	9.664.558
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.221.519	0	0	0	0	0	3.221.519
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.147.679	0	0	0	0	0	2.147.679
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.147.679	0	0	0	0	0	2.147.679
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	143.595	0	0	0	0	0	143.595
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	31.910	0	0	0	0	0	31.910
401	06	95	00	Otros aportes legales por personal contratado	126.975	0	0	0	0	0	126.975
401	07	00	00	Asistencia socio-económica	341.962.204	0	0	0	0	0	341.962.204
401	07	01	00	Capacitación y adiestramiento a empleados	200.000	0	0	0	0	0	200.000
401	07	02	00	Becas a empleados	3.000.000	0	0	0	0	0	3.000.000
401	07	03	00	Ayudas por matrimonio a empleados	370.000	0	0	0	0	0	370.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	561.749	0	0	0	0	0	561.749
401	07	05	00	Ayudas por defunción a empleados	577.499	0	0	0	0	0	577.499
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	3.000.000	0	0	0	0	0	3.000.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	10.204.376	0	0	0	0	0	10.204.376
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	67.000.000	0	0	0	0	0	67.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.500.000	0	0	0	0	0	6.500.000
401	07	10	00	Dotación de uniformes a empleados	41.949.000	0	0	0	0	0	41.949.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	7.000.000	0	0	0	0	0	7.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 080001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	17	00	Capacitación y adiestramiento a obreros	40.000	0	0	0	0	0	40.000
401	07	18	00	Becas a obreros	3.000.000	0	0	0	0	0	3.000.000
401	07	19	00	Ayudas por matrimonio de obreros	305.000	0	0	0	0	0	305.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	450.000	0	0	0	0	0	450.000
401	07	21	00	Ayudas por defunción a obreros	450.000	0	0	0	0	0	450.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.500.000	0	0	0	0	0	2.500.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.738.397	0	0	0	0	0	10.738.397
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	44.000.000	0	0	0	0	0	44.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.500.000	0	0	0	0	0	4.500.000
401	07	26	00	Dotación de uniformes a obreros	36.663.000	0	0	0	0	0	36.663.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	8.000.000	0	0	0	0	0	8.000.000
401	07	33	00	Asistencia socio-económica al personal contratado	2.000.000	0	0	0	0	0	2.000.000
401	07	34	00	Capacitación y adiestramiento al personal militar	3.980.000	0	0	0	0	0	3.980.000
401	07	35	00	Becas al personal militar	7.500.000	0	0	0	0	0	7.500.000
401	07	36	00	Ayudas por matrimonio al personal militar	1.670.000	0	0	0	0	0	1.670.000
401	07	37	00	Ayudas por nacimiento de hijos al personal militar	3.494.000	0	0	0	0	0	3.494.000
401	07	38	00	Ayudas por defunción al personal militar	1.250.000	0	0	0	0	0	1.250.000
401	07	39	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal militar	11.000.000	0	0	0	0	0	11.000.000
401	07	41	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios personal militar	2.059.183	0	0	0	0	0	2.059.183
401	07	42	00	Ayudas al personal militar para adquisición de uniformes y útiles escolares de sus hijos	20.000.000	0	0	0	0	0	20.000.000
401	07	44	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal militar	11.000.000	0	0	0	0	0	11.000.000
401	07	96	00	Otras subvenciones a empleados	3.500.000	0	0	0	0	0	3.500.000
401	07	97	00	Otras subvenciones a obreros	3.500.000	0	0	0	0	0	3.500.000
401	07	98	00	Otras subvenciones al personal militar	20.000.000	0	0	0	0	0	20.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	142.389.686	0	0	0	0	0	142.389.686
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	62.043.888	0	0	0	0	0	62.043.888

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 080001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	72.149.402	0	0	0	0	0	72.149.402
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	8.196.396	0	0	0	0	0	8.196.396
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	1.100.000	0	0	0	0	0	1.100.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	1.100.000	0	0	0	0	0	1.100.000
401	96	00	00	Otros gastos del personal empleado	152.000	0	0	0	0	0	152.000
401	96	01	00	Otros gastos del personal empleado	152.000	0	0	0	0	0	152.000
401	97	00	00	Otros gastos del personal obrero	190.000	0	0	0	0	0	190.000
401	97	01	00	Otros gastos del personal obrero	190.000	0	0	0	0	0	190.000
403	**00**	**00**	**00**	**Servicios no personales**	**17.327.048**	**0**	**0**	**0**	**0**	**0**	**17.327.048**
403	18	00	00	Impuestos indirectos	10.279.183	0	0	0	0	0	10.279.183
403	18	01	00	Impuesto al valor agregado	10.279.183	0	0	0	0	0	10.279.183
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	7.047.865	0	0	0	0	0	7.047.865
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	7.047.865	0	0	0	0	0	7.047.865
				Totales	**1.465.742.993**	**0**	**0**	**0**	**0**	**0**	**1.465.742.993**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**60.712.450**	0	0	0	0	0	**60.712.450**
402	01	00	00	Productos alimenticios y agropecuarios	20.405.679	0	0	0	0	0	20.405.679
402	01	01	00	Alimentos y bebidas para personas	20.405.679	0	0	0	0	0	20.405.679
402	02	00	00	Productos de minas, canteras y yacimientos	29.409	0	0	0	0	0	29.409
402	02	99	00	Otros productos de minas, canteras y yacimientos	29.409	0	0	0	0	0	29.409
402	03	00	00	Textiles y vestuarios	625.664	0	0	0	0	0	625.664
402	03	01	00	Textiles	182.188	0	0	0	0	0	182.188
402	03	02	00	Prendas de vestir	329.076	0	0	0	0	0	329.076
402	03	03	00	Calzados	114.400	0	0	0	0	0	114.400
402	04	00	00	Productos de cuero y caucho	5.246.638	0	0	0	0	0	5.246.638
402	04	03	00	Cauchos y tripas para vehículos	5.246.638	0	0	0	0	0	5.246.638
402	05	00	00	Productos de papel, cartón e impresos	5.820.612	0	0	0	0	0	5.820.612
402	05	01	00	Pulpa de madera, papel y cartón	881.904	0	0	0	0	0	881.904
402	05	02	00	Envases y cajas de papel y cartón	85.980	0	0	0	0	0	85.980
402	05	03	00	Productos de papel y cartón para oficina	3.627.282	0	0	0	0	0	3.627.282
402	05	04	00	Libros, revistas y periódicos	408.940	0	0	0	0	0	408.940
402	05	05	00	Material de enseñanza	42.009	0	0	0	0	0	42.009
402	05	06	00	Productos de papel y cartón para computación	579.260	0	0	0	0	0	579.260
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	195.237	0	0	0	0	0	195.237
402	06	00	00	Productos químicos y derivados	6.833.794	0	0	0	0	0	6.833.794
402	06	01	00	Sustancias químicas y de uso industrial	554.928	0	0	0	0	0	554.928
402	06	02	00	Abonos, plaguicidas y otros	49.440	0	0	0	0	0	49.440
402	06	03	00	Tintas, pinturas y colorantes	2.546.965	0	0	0	0	0	2.546.965
402	06	04	00	Productos farmacéuticos y medicamentos	220.820	0	0	0	0	0	220.820
402	06	05	00	Productos de tocador	141.944	0	0	0	0	0	141.944
402	06	06	00	Combustibles y lubricantes	2.645.316	0	0	0	0	0	2.645.316
402	06	07	00	Productos diversos derivados del petróleo y del carbón	300.000	0	0	0	0	0	300.000
402	06	08	00	Productos plásticos	287.981	0	0	0	0	0	287.981
402	06	09	00	Mezclas explosivas	86.400	0	0	0	0	0	86.400
402	07	00	00	Productos minerales no metálicos	290.162	0	0	0	0	0	290.162
402	07	01	00	Productos de barro, loza y porcelana	63.244	0	0	0	0	0	63.244
402	07	02	00	Vidrios y productos de vidrio	96.557	0	0	0	0	0	96.557
402	07	04	00	Cemento, cal y yeso	130.361	0	0	0	0	0	130.361

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	10.654.981	0	0	0	0	0	10.654.981
402	08	01	00	Productos primarios de hierro y acero	67.579	0	0	0	0	0	67.579
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.084.071	0	0	0	0	0	1.084.071
402	08	07	00	Material de señalamiento	66.000	0	0	0	0	0	66.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.152.331	0	0	0	0	0	9.152.331
402	08	10	00	Repuestos y accesorios para otros equipos	285.000	0	0	0	0	0	285.000
402	09	00	00	Productos de madera	190.275	0	0	0	0	0	190.275
402	09	01	00	Productos primarios de madera	101.835	0	0	0	0	0	101.835
402	09	02	00	Muebles y accesorios de madera para edificaciones	88.440	0	0	0	0	0	88.440
402	10	00	00	Productos varios y útiles diversos	10.615.236	0	0	0	0	0	10.615.236
402	10	01	00	Artículos de deporte, recreación y juguetes	96.224	0	0	0	0	0	96.224
402	10	02	00	Materiales y útiles de limpieza y aseo	2.285.749	0	0	0	0	0	2.285.749
402	10	03	00	Utensilios de cocina y comedor	178.903	0	0	0	0	0	178.903
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	68.638	0	0	0	0	0	68.638
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.364.292	0	0	0	0	0	2.364.292
402	10	06	00	Condecoraciones, ofrendas y similares	1.218.275	0	0	0	0	0	1.218.275
402	10	07	00	Productos de seguridad en el trabajo	111.096	0	0	0	0	0	111.096
402	10	08	00	Materiales para equipos de computación	1.987.444	0	0	0	0	0	1.987.444
402	10	10	00	Útiles religiosos	24.840	0	0	0	0	0	24.840
402	10	11	00	Materiales eléctricos	1.497.997	0	0	0	0	0	1.497.997
402	10	12	00	Materiales para instalaciones sanitarias	755.303	0	0	0	0	0	755.303
402	10	13	00	Materiales fotográficos	26.475	0	0	0	0	0	26.475
403	**00**	**00**	**00**	**Servicios no personales**	**387.094.962**	**0**	**0**	**0**	**0**	**0**	**387.094.962**
403	02	00	00	Alquileres de maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	04	00	00	Servicios básicos	144.793.601	0	0	0	0	0	144.793.601
403	04	01	00	Electricidad	26.206.950	0	0	0	0	0	26.206.950
403	04	02	00	Gas	32.540	0	0	0	0	0	32.540
403	04	03	00	Agua	70.000.000	0	0	0	0	0	70.000.000
403	04	04	00	Teléfonos	22.397.367	0	0	0	0	0	22.397.367
403	04	05	00	Servicio de comunicaciones	11.148.316	0	0	0	0	0	11.148.316
403	04	06	00	Servicio de aseo urbano y domiciliario	15.008.428	0	0	0	0	0	15.008.428
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	5.000.000	0	0	0	0	0	5.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	5.000.000	0	0	0	0	0	5.000.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.828.500	0	0	0	0	0	5.828.500
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	5.000.000	0	0	0	0	0	5.000.000
403	07	04	00	Avisos	628.500	0	0	0	0	0	628.500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	116.243.761	0	0	0	0	0	116.243.761
403	08	01	00	Primas y gastos de seguros	116.180.711	0	0	0	0	0	116.180.711
403	08	03	00	Comisiones y gastos de adquisición de seguros	63.050	0	0	0	0	0	63.050
403	09	00	00	Viáticos y pasajes	29.629.599	0	0	0	0	0	29.629.599
403	09	01	00	Viáticos y pasajes dentro del país	14.115.979	0	0	0	0	0	14.115.979
403	09	02	00	Viáticos y pasajes fuera del país	15.513.620	0	0	0	0	0	15.513.620
403	10	00	00	Servicios profesionales y técnicos	323.800	0	0	0	0	0	323.800
403	10	03	00	Servicios de procesamiento de datos	65.000	0	0	0	0	0	65.000
403	10	09	00	Servicios de lavandería y tintorería	59.900	0	0	0	0	0	59.900
403	10	11	00	Servicios para la elaboración y suministro de comida	198.900	0	0	0	0	0	198.900
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	16.089.819	0	0	0	0	0	16.089.819
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.091.250	0	0	0	0	0	1.091.250
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.245.543	0	0	0	0	0	11.245.543
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	610.000	0	0	0	0	0	610.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	154.680	0	0	0	0	0	154.680
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	143.480	0	0	0	0	0	143.480
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	467.880	0	0	0	0	0	467.880
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.570.396	0	0	0	0	0	1.570.396
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	806.590	0	0	0	0	0	806.590
403	12	00	00	Conservación y reparaciones menores de obras	18.488.647	0	0	0	0	0	18.488.647
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	18.488.647	0	0	0	0	0	18.488.647
403	18	00	00	Impuestos indirectos	50.192.235	0	0	0	0	0	50.192.235
403	18	01	00	Impuesto al valor agregado	50.192.235	0	0	0	0	0	50.192.235
403	99	00	00	Otros servicios no personales	500.000	0	0	0	0	0	500.000
403	99	01	00	Otros servicios no personales	500.000	0	0	0	0	0	500.000
404	**00**	**00**	**00**	**Activos reales**	**28.378.941**	**0**	**0**	**0**	**0**	**0**	**28.378.941**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	2.962.700	0	0	0	0	0	2.962.700
404	01	01	00	Repuestos mayores	2.962.700	0	0	0	0	0	2.962.700
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.962.700	0	0	0	0	0	2.962.700
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.142.368	0	0	0	0	0	1.142.368
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	12.600	0	0	0	0	0	12.600
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	400.000	0	0	0	0	0	400.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	729.768	0	0	0	0	0	729.768
404	04	00	00	Equipos de transporte, tracción y elevación	6.707.000	0	0	0	0	0	6.707.000
404	04	01	00	Vehículos automotores terrestres	6.707.000	0	0	0	0	0	6.707.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.168.644	0	0	0	0	0	2.168.644
404	05	01	00	Equipos de telecomunicaciones	2.168.644	0	0	0	0	0	2.168.644
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	135.936	0	0	0	0	0	135.936
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	135.936	0	0	0	0	0	135.936
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.144.316	0	0	0	0	0	2.144.316
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.006.840	0	0	0	0	0	1.006.840
404	07	05	00	Equipos religiosos	137.476	0	0	0	0	0	137.476
404	07	06	00	Instrumentos musicales y equipos de audio	1.000.000	0	0	0	0	0	1.000.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	2.273.000	0	0	0	0	0	2.273.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	2.273.000	0	0	0	0	0	2.273.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.644.977	0	0	0	0	0	10.644.977
404	09	01	00	Mobiliario y equipos de oficina	2.682.015	0	0	0	0	0	2.682.015
404	09	02	00	Equipos de computación	3.254.664	0	0	0	0	0	3.254.664
404	09	03	00	Mobiliario y equipos de alojamiento	4.708.298	0	0	0	0	0	4.708.298
404	12	00	00	Activos intangibles	200.000	0	0	0	0	0	200.000
404	12	04	00	Paquetes y programas de computación	200.000	0	0	0	0	0	200.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**49.484.851**	**0**	**0**	**0**	**0**	**0**	**49.484.851**
406	01	00	00	Gastos de defensa y seguridad del Estado	49.484.851	0	0	0	0	0	49.484.851
406	01	01	00	Gastos de defensa y seguridad del Estado	49.484.851	0	0	0	0	0	49.484.851
407	**00**	**00**	**00**	**Transferencias y donaciones**	**72.880.154**	**0**	**0**	**0**	**0**	**0**	**72.880.154**
407	01	00	00	Transferencias y donaciones corrientes internas	72.742.706	0	0	0	0	0	72.742.706
407	01	01	00	Transferencias corrientes internas al sector privado	1.194.973	0	0	0	0	0	1.194.973
407	01	01	04	Becas universitarias en el país	1.007.537	0	0	0	0	0	1.007.537
407	01	01	73	Subsidios a instituciones benéficas privadas	187.436	0	0	0	0	0	187.436

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	02	00	Donaciones corrientes internas al sector privado	1.500.000	0	0	0	0	0	1.500.000
407	01	02	01	Donaciones corrientes a personas	1.500.000	0	0	0	0	0	1.500.000
407	01	03	00	Transferencias corrientes internas al sector público	70.047.733	0	0	0	0	0	70.047.733
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	17.094.962	0	0	0	0	0	17.094.962
407	01	03	04	Transferencias corrientes a instituciones de protección social	52.952.771	0	0	0	0	0	52.952.771
407	02	00	00	Transferencias y donaciones corrientes al exterior	137.448	0	0	0	0	0	137.448
407	02	01	00	Transferencias corrientes al exterior	137.448	0	0	0	0	0	137.448
407	02	01	04	Transferencias corrientes a organismos internacionales	137.448	0	0	0	0	0	137.448
411	**00**	**00**	**00**	**Disminución de pasivos**	**20.500.000**	**0**	**0**	**0**	**0**	**0**	**20.500.000**
411	11	00	00	Obligaciones de ejercicios anteriores	20.500.000	0	0	0	0	0	20.500.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	20.500.000	0	0	0	0	0	20.500.000
				Totales	**619.051.358**	**0**	**0**	**0**	**0**	**0**	**619.051.358**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2013**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**70.372.617**	**0**	**0**	**0**	**0**	**0**	**70.372.617**
407	01	00	00	Transferencias y donaciones corrientes internas	70.235.169	0	0	0	0	0	70.235.169
407	01	01	00	Transferencias corrientes internas al sector privado	187.436	0	0	0	0	0	187.436
407	01	01	73	Subsidios a instituciones benéficas privadas	187.436	0	0	0	0	0	187.436
				- S0940 Sociedad Divulgativa de la Historia Militar	187.436	0	0	0	0	0	187.436
407	01	03	00	Transferencias corrientes internas al sector público	70.047.733	0	0	0	0	0	70.047.733
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	17.094.962	0	0	0	0	0	17.094.962
				- A0044 Instituto de Oficiales de las Fuerzas Armadas en Situación de Retiro (IORFAN)	10.500.000	0	0	0	0	0	10.500.000
				- A0126 Fondo Autónomo de Inversiones y Previsión Socio-económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA)	318.855	0	0	0	0	0	318.855
				- A1375 Universidad Militar Bolivariana de Venezuela (UMBV)	6.276.107	0	0	0	0	0	6.276.107
407	01	03	04	Transferencias corrientes a instituciones de protección social	52.952.771	0	0	0	0	0	52.952.771
				- A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)	52.952.771	0	0	0	0	0	52.952.771
407	02	00	00	Transferencias y donaciones corrientes al exterior	137.448	0	0	0	0	0	137.448
407	02	01	00	Transferencias corrientes al exterior	137.448	0	0	0	0	0	137.448
407	02	01	04	Transferencias corrientes a organismos internacionales	137.448	0	0	0	0	0	137.448
				- I0090 Organización Mundial de la Salud (O.M.S.)	18.000	0	0	0	0	0	18.000
				- I0225 Unión Deportiva Militar Sudamericana (UDMSA)	6.192	0	0	0	0	0	6.192
				- I0226 Consejo Internacional del Deporte Militar (CISM)	113.256	0	0	0	0	0	113.256
				Totales	**70.372.617**	**0**	**0**	**0**	**0**	**0**	**70.372.617**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 080002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**60.712.450**	**0**	**0**	**0**	**0**	**0**	**60.712.450**
402	01	00	00	Productos alimenticios y agropecuarios	20.405.679	0	0	0	0	0	20.405.679
402	01	01	00	Alimentos y bebidas para personas	20.405.679	0	0	0	0	0	20.405.679
402	02	00	00	Productos de minas, canteras y yacimientos	29.409	0	0	0	0	0	29.409
402	02	99	00	Otros productos de minas, canteras y yacimientos	29.409	0	0	0	0	0	29.409
402	03	00	00	Textiles y vestuarios	625.664	0	0	0	0	0	625.664
402	03	01	00	Textiles	182.188	0	0	0	0	0	182.188
402	03	02	00	Prendas de vestir	329.076	0	0	0	0	0	329.076
402	03	03	00	Calzados	114.400	0	0	0	0	0	114.400
402	04	00	00	Productos de cuero y caucho	5.246.638	0	0	0	0	0	5.246.638
402	04	03	00	Cauchos y tripas para vehículos	5.246.638	0	0	0	0	0	5.246.638
402	05	00	00	Productos de papel, cartón e impresos	5.820.612	0	0	0	0	0	5.820.612
402	05	01	00	Pulpa de madera, papel y cartón	881.904	0	0	0	0	0	881.904
402	05	02	00	Envases y cajas de papel y cartón	85.980	0	0	0	0	0	85.980
402	05	03	00	Productos de papel y cartón para oficina	3.627.282	0	0	0	0	0	3.627.282
402	05	04	00	Libros, revistas y periódicos	408.940	0	0	0	0	0	408.940
402	05	05	00	Material de enseñanza	42.009	0	0	0	0	0	42.009
402	05	06	00	Productos de papel y cartón para computación	579.260	0	0	0	0	0	579.260
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	195.237	0	0	0	0	0	195.237
402	06	00	00	Productos químicos y derivados	6.833.794	0	0	0	0	0	6.833.794
402	06	01	00	Sustancias químicas y de uso industrial	554.928	0	0	0	0	0	554.928
402	06	02	00	Abonos, plaguicidas y otros	49.440	0	0	0	0	0	49.440
402	06	03	00	Tintas, pinturas y colorantes	2.546.965	0	0	0	0	0	2.546.965
402	06	04	00	Productos farmacéuticos y medicamentos	220.820	0	0	0	0	0	220.820
402	06	05	00	Productos de tocador	141.944	0	0	0	0	0	141.944
402	06	06	00	Combustibles y lubricantes	2.645.316	0	0	0	0	0	2.645.316
402	06	07	00	Productos diversos derivados del petróleo y del carbón	300.000	0	0	0	0	0	300.000
402	06	08	00	Productos plásticos	287.981	0	0	0	0	0	287.981

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2013**

ACCIÓN ESPECÍFICA: 080002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	09	00	Mezclas explosivas	86.400	0	0	0	0	0	86.400
402	07	00	00	Productos minerales no metálicos	290.162	0	0	0	0	0	290.162
402	07	01	00	Productos de barro, loza y porcelana	63.244	0	0	0	0	0	63.244
402	07	02	00	Vidrios y productos de vidrio	96.557	0	0	0	0	0	96.557
402	07	04	00	Cemento, cal y yeso	130.361	0	0	0	0	0	130.361
402	08	00	00	Productos metálicos	10.654.981	0	0	0	0	0	10.654.981
402	08	01	00	Productos primarios de hierro y acero	67.579	0	0	0	0	0	67.579
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.084.071	0	0	0	0	0	1.084.071
402	08	07	00	Material de señalamiento	66.000	0	0	0	0	0	66.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.152.331	0	0	0	0	0	9.152.331
402	08	10	00	Repuestos y accesorios para otros equipos	285.000	0	0	0	0	0	285.000
402	09	00	00	Productos de madera	190.275	0	0	0	0	0	190.275
402	09	01	00	Productos primarios de madera	101.835	0	0	0	0	0	101.835
402	09	02	00	Muebles y accesorios de madera para edificaciones	88.440	0	0	0	0	0	88.440
402	10	00	00	Productos varios y útiles diversos	10.615.236	0	0	0	0	0	10.615.236
402	10	01	00	Artículos de deporte, recreación y juguetes	96.224	0	0	0	0	0	96.224
402	10	02	00	Materiales y útiles de limpieza y aseo	2.285.749	0	0	0	0	0	2.285.749
402	10	03	00	Utensilios de cocina y comedor	178.903	0	0	0	0	0	178.903
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	68.638	0	0	0	0	0	68.638
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.364.292	0	0	0	0	0	2.364.292
402	10	06	00	Condecoraciones, ofrendas y similares	1.218.275	0	0	0	0	0	1.218.275
402	10	07	00	Productos de seguridad en el trabajo	111.096	0	0	0	0	0	111.096
402	10	08	00	Materiales para equipos de computación	1.987.444	0	0	0	0	0	1.987.444
402	10	10	00	Útiles religiosos	24.840	0	0	0	0	0	24.840
402	10	11	00	Materiales eléctricos	1.497.997	0	0	0	0	0	1.497.997
402	10	12	00	Materiales para instalaciones sanitarias	755.303	0	0	0	0	0	755.303
402	10	13	00	Materiales fotográficos	26.475	0	0	0	0	0	26.475
403	**00**	**00**	**00**	**Servicios no personales**	**387.094.962**	**0**	**0**	**0**	**0**	**0**	**387.094.962**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 080002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	00	00	Alquileres de maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	04	00	00	Servicios básicos	144.793.601	0	0	0	0	0	144.793.601
403	04	01	00	Electricidad	26.206.950	0	0	0	0	0	26.206.950
403	04	02	00	Gas	32.540	0	0	0	0	0	32.540
403	04	03	00	Agua	70.000.000	0	0	0	0	0	70.000.000
403	04	04	00	Teléfonos	22.397.367	0	0	0	0	0	22.397.367
403	04	05	00	Servicio de comunicaciones	11.148.316	0	0	0	0	0	11.148.316
403	04	06	00	Servicio de aseo urbano y domiciliario	15.008.428	0	0	0	0	0	15.008.428
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	5.000.000	0	0	0	0	0	5.000.000
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	5.000.000	0	0	0	0	0	5.000.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.828.500	0	0	0	0	0	5.828.500
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	5.000.000	0	0	0	0	0	5.000.000
403	07	04	00	Avisos	628.500	0	0	0	0	0	628.500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	116.243.761	0	0	0	0	0	116.243.761
403	08	01	00	Primas y gastos de seguros	116.180.711	0	0	0	0	0	116.180.711
403	08	03	00	Comisiones y gastos de adquisición de seguros	63.050	0	0	0	0	0	63.050
403	09	00	00	Viáticos y pasajes	29.629.599	0	0	0	0	0	29.629.599
403	09	01	00	Viáticos y pasajes dentro del país	14.115.979	0	0	0	0	0	14.115.979
403	09	02	00	Viáticos y pasajes fuera del país	15.513.620	0	0	0	0	0	15.513.620
403	10	00	00	Servicios profesionales y técnicos	323.800	0	0	0	0	0	323.800
403	10	03	00	Servicios de procesamiento de datos	65.000	0	0	0	0	0	65.000
403	10	09	00	Servicios de lavandería y tintorería	59.900	0	0	0	0	0	59.900
403	10	11	00	Servicios para la elaboración y suministro de comida	198.900	0	0	0	0	0	198.900
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	16.089.819	0	0	0	0	0	16.089.819
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.091.250	0	0	0	0	0	1.091.250
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.245.543	0	0	0	0	0	11.245.543

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 080002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	610.000	0	0	0	0	0	610.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	154.680	0	0	0	0	0	154.680
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	143.480	0	0	0	0	0	143.480
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	467.880	0	0	0	0	0	467.880
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.570.396	0	0	0	0	0	1.570.396
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	806.590	0	0	0	0	0	806.590
403	12	00	00	Conservación y reparaciones menores de obras	18.488.647	0	0	0	0	0	18.488.647
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	18.488.647	0	0	0	0	0	18.488.647
403	18	00	00	Impuestos indirectos	50.192.235	0	0	0	0	0	50.192.235
403	18	01	00	Impuesto al valor agregado	50.192.235	0	0	0	0	0	50.192.235
403	99	00	00	Otros servicios no personales	500.000	0	0	0	0	0	500.000
403	99	01	00	Otros servicios no personales	500.000	0	0	0	0	0	500.000
404	**00**	**00**	**00**	**Activos reales**	**28.378.941**	**0**	**0**	**0**	**0**	**0**	**28.378.941**
404	01	00	00	Repuestos y reparaciones mayores	2.962.700	0	0	0	0	0	2.962.700
404	01	01	00	Repuestos mayores	2.962.700	0	0	0	0	0	2.962.700
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.962.700	0	0	0	0	0	2.962.700
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.142.368	0	0	0	0	0	1.142.368
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	12.600	0	0	0	0	0	12.600
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	400.000	0	0	0	0	0	400.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	729.768	0	0	0	0	0	729.768
404	04	00	00	Equipos de transporte, tracción y elevación	6.707.000	0	0	0	0	0	6.707.000
404	04	01	00	Vehículos automotores terrestres	6.707.000	0	0	0	0	0	6.707.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.168.644	0	0	0	0	0	2.168.644
404	05	01	00	Equipos de telecomunicaciones	2.168.644	0	0	0	0	0	2.168.644
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	135.936	0	0	0	0	0	135.936
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	135.936	0	0	0	0	0	135.936
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.144.316	0	0	0	0	0	2.144.316

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 080002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.006.840	0	0	0	0	0	1.006.840
404	07	05	00	Equipos religiosos	137.476	0	0	0	0	0	137.476
404	07	06	00	Instrumentos musicales y equipos de audio	1.000.000	0	0	0	0	0	1.000.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	2.273.000	0	0	0	0	0	2.273.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	2.273.000	0	0	0	0	0	2.273.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.644.977	0	0	0	0	0	10.644.977
404	09	01	00	Mobiliario y equipos de oficina	2.682.015	0	0	0	0	0	2.682.015
404	09	02	00	Equipos de computación	3.254.664	0	0	0	0	0	3.254.664
404	09	03	00	Mobiliario y equipos de alojamiento	4.708.298	0	0	0	0	0	4.708.298
404	12	00	00	Activos intangibles	200.000	0	0	0	0	0	200.000
404	12	04	00	Paquetes y programas de computación	200.000	0	0	0	0	0	200.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**49.484.851**	**0**	**0**	**0**	**0**	**0**	**49.484.851**
406	01	00	00	Gastos de defensa y seguridad del Estado	49.484.851	0	0	0	0	0	49.484.851
406	01	01	00	Gastos de defensa y seguridad del Estado	49.484.851	0	0	0	0	0	49.484.851
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.007.537**	**0**	**0**	**0**	**0**	**0**	**1.007.537**
407	01	00	00	Transferencias y donaciones corrientes internas	1.007.537	0	0	0	0	0	1.007.537
407	01	01	00	Transferencias corrientes internas al sector privado	1.007.537	0	0	0	0	0	1.007.537
407	01	01	04	Becas universitarias en el país	1.007.537	0	0	0	0	0	1.007.537
411	**00**	**00**	**00**	**Disminución de pasivos**	**20.500.000**	**0**	**0**	**0**	**0**	**0**	**20.500.000**
411	11	00	00	Obligaciones de ejercicios anteriores	20.500.000	0	0	0	0	0	20.500.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	20.500.000	0	0	0	0	0	20.500.000
				Totales	**547.178.741**	**0**	**0**	**0**	**0**	**0**	**547.178.741**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 080002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.824.884**	**0**	**0**	**0**	**0**	**0**	**1.824.884**
407	01	00	00	Transferencias y donaciones corrientes internas	1.687.436	0	0	0	0	0	1.687.436
407	01	01	00	Transferencias corrientes internas al sector privado	187.436	0	0	0	0	0	187.436
407	01	01	73	Subsidios a instituciones benéficas privadas	187.436	0	0	0	0	0	187.436
407	01	02	00	Donaciones corrientes internas al sector privado	1.500.000	0	0	0	0	0	1.500.000
407	01	02	01	Donaciones corrientes a personas	1.500.000	0	0	0	0	0	1.500.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	137.448	0	0	0	0	0	137.448
407	02	01	00	Transferencias corrientes al exterior	137.448	0	0	0	0	0	137.448
407	02	01	04	Transferencias corrientes a organismos internacionales	137.448	0	0	0	0	0	137.448
				Totales	**1.824.884**	**0**	**0**	**0**	**0**	**0**	**1.824.884**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 080002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**70.047.733**	**0**	**0**	**0**	**0**	**0**	**70.047.733**
407	01	00	00	Transferencias y donaciones corrientes internas	70.047.733	0	0	0	0	0	70.047.733
407	01	03	00	Transferencias corrientes internas al sector público	70.047.733	0	0	0	0	0	70.047.733
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	17.094.962	0	0	0	0	0	17.094.962
407	01	03	04	Transferencias corrientes a instituciones de protección social	52.952.771	0	0	0	0	0	52.952.771
				Totales	**70.047.733**	**0**	**0**	**0**	**0**	**0**	**70.047.733**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**237.864.352**	**0**	**0**	**0**	**0**	**0**	**237.864.352**
407	01	00	00	Transferencias y donaciones corrientes internas	237.864.352	0	0	0	0	0	237.864.352
407	01	01	00	Transferencias corrientes internas al sector privado	237.864.352	0	0	0	0	0	237.864.352
407	01	01	01	Pensiones del personal empleado, obrero y militar	54.659.178	0	0	0	0	0	54.659.178
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	170.962.488	0	0	0	0	0	170.962.488
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.263.952	0	0	0	0	0	1.263.952
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.591.554	0	0	0	0	0	1.591.554
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	2.880.260	0	0	0	0	0	2.880.260
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	6.506.920	0	0	0	0	0	6.506.920
				Totales	**237.864.352**	**0**	**0**	**0**	**0**	**0**	**237.864.352**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 080003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**237.864.352**	**0**	**0**	**0**	**0**	**0**	**237.864.352**
407	01	00	00	Transferencias y donaciones corrientes internas	237.864.352	0	0	0	0	0	237.864.352
407	01	01	00	Transferencias corrientes internas al sector privado	237.864.352	0	0	0	0	0	237.864.352
407	01	01	01	Pensiones del personal empleado, obrero y militar	54.659.178	0	0	0	0	0	54.659.178
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	170.962.488	0	0	0	0	0	170.962.488
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.263.952	0	0	0	0	0	1.263.952
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.591.554	0	0	0	0	0	1.591.554
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	2.880.260	0	0	0	0	0	2.880.260
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	6.506.920	0	0	0	0	0	6.506.920
				Totales	**237.864.352**	**0**	**0**	**0**	**0**	**0**	**237.864.352**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 08 - 290

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080006000 AGREGADURÍAS MILITARES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**39.684.548**	**0**	**0**	**0**	**0**	**0**	**39.684.548**
406	01	00	00	Gastos de defensa y seguridad del Estado	39.684.548	0	0	0	0	0	39.684.548
406	01	01	00	Gastos de defensa y seguridad del Estado	39.684.548	0	0	0	0	0	39.684.548
				Totales	**39.684.548**	**0**	**0**	**0**	**0**	**0**	**39.684.548**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080006000 AGREGADURÍAS MILITARES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080006000 AGREGADURÍAS MILITARES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 080006001 AGREGADURÍAS MILITARES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**39.684.548**	**0**	**0**	**0**	**0**	**0**	**39.684.548**
406	01	00	00	Gastos de defensa y seguridad del Estado	39.684.548	0	0	0	0	0	39.684.548
406	01	01	00	Gastos de defensa y seguridad del Estado	39.684.548	0	0	0	0	0	39.684.548
				Totales	**39.684.548**	**0**	**0**	**0**	**0**	**0**	**39.684.548**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.281.280**	**0**	**0**	**0**	**0**	**0**	**1.281.280**
402	01	00	00	Productos alimenticios y agropecuarios	320.320	0	0	0	0	0	320.320
402	01	01	00	Alimentos y bebidas para personas	320.320	0	0	0	0	0	320.320
402	10	00	00	Productos varios y útiles diversos	960.960	0	0	0	0	0	960.960
402	10	01	00	Articulos de deporte, recreación y juguetes	320.320	0	0	0	0	0	320.320
402	10	02	00	Materiales y útiles de limpieza y aseo	320.320	0	0	0	0	0	320.320
402	10	03	00	Utensilios de cocina y comedor	320.320	0	0	0	0	0	320.320
403	**00**	**00**	**00**	**Servicios no personales**	**174.720**	**0**	**0**	**0**	**0**	**0**	**174.720**
403	18	00	00	Impuestos indirectos	174.720	0	0	0	0	0	174.720
403	18	01	00	Impuesto al valor agregado	174.720	0	0	0	0	0	174.720
				Totales	**1.456.000**	**0**	**0**	**0**	**0**	**0**	**1.456.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 080007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.281.280**	**0**	**0**	**0**	**0**	**0**	**1.281.280**
402	01	00	00	Productos alimenticios y agropecuarios	320.320	0	0	0	0	0	320.320
402	01	01	00	Alimentos y bebidas para personas	320.320	0	0	0	0	0	320.320
402	10	00	00	Productos varios y útiles diversos	960.960	0	0	0	0	0	960.960
402	10	01	00	Artículos de deporte, recreación y juguetes	320.320	0	0	0	0	0	320.320
402	10	02	00	Materiales y útiles de limpieza y aseo	320.320	0	0	0	0	0	320.320
402	10	03	00	Utensilios de cocina y comedor	320.320	0	0	0	0	0	320.320
403	**00**	**00**	**00**	**Servicios no personales**	**174.720**	**0**	**0**	**0**	**0**	**0**	**174.720**
403	18	00	00	Impuestos indirectos	174.720	0	0	0	0	0	174.720
403	18	01	00	Impuesto al valor agregado	174.720	0	0	0	0	0	174.720
				Totales	**1.456.000**	**0**	**0**	**0**	**0**	**0**	**1.456.000**

10

Ministerio del Poder Popular para la Educación

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**17.133.164.671**	**0**	**0**	**3.668.545.004**	**0**	**0**	**20.801.709.675**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.519.471.938	0	0	400.738.337	0	0	9.920.210.275
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.297.097.372	0	0	234.943.740	0	0	4.532.041.112
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	1.991.087.280	0	0	115.229.044	0	0	2.106.316.324
401	01	03	00	Suplencias a empleados	21.169.480	0	0	0	0	0	21.169.480
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.688.257.807	0	0	50.565.553	0	0	1.738.823.360
401	01	13	00	Suplencias a obreros	9.691.908	0	0	0	0	0	9.691.908
401	01	18	00	Remuneraciones al personal contratado	1.285.197	0	0	0	0	0	1.285.197
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	608.925.748	0	0	0	0	0	608.925.748
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	12.618	0	0	0	0	0	12.618
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.160.580	0	0	0	0	0	1.160.580
401	01	99	00	Otras retribuciones	900.783.948	0	0	0	0	0	900.783.948
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	513.819.821	0	0	0	0	0	513.819.821
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	172.637.114	0	0	0	0	0	172.637.114
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	341.182.707	0	0	0	0	0	341.182.707
401	03	00	00	Primas	1.615.573.800	0	0	16.072.501	0	0	1.631.646.301
401	03	01	00	Primas por mérito a empleados	249.486.865	0	0	0	0	0	249.486.865
401	03	02	00	Primas de transporte a empleados	289.261.911	0	0	5.604.620	0	0	294.866.531
401	03	08	00	Primas de profesionalización a empleados	33.585.555	0	0	859.960	0	0	34.445.515
401	03	09	00	Primas por antigüedad a empleados	201.524.760	0	0	0	0	0	201.524.760
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	22.199.746	0	0	0	0	0	22.199.746
401	03	16	00	Primas por mérito a obreros	3.252.319	0	0	0	0	0	3.252.319
401	03	19	00	Primas por hijos de obreros	4.855	0	0	0	0	0	4.855
401	03	21	00	Primas por antigüedad a obreros	4.160.452	0	0	0	0	0	4.160.452
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	13.599	0	0	0	0	0	13.599
401	03	47	00	Primas al personal de alto nivel y de dirección	1.563.954	0	0	0	0	0	1.563.954
401	03	97	00	Otras primas a empleados	809.515.333	0	0	9.607.921	0	0	819.123.254
401	03	98	00	Otras primas a obreros	1.004.451	0	0	0	0	0	1.004.451
401	04	00	00	Complementos de sueldos y salarios	2.828.514.279	0	0	53.703.618	0	0	2.882.217.897
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	3.730.179	0	0	0	0	0	3.730.179

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	02	00	Complemento a empleados por trabajo nocturno	25.847.048	0	0	0	0	0	25.847.048
401	04	03	00	Complemento a empleados por gastos de alimentación	2.606.269	0	0	0	0	0	2.606.269
401	04	04	00	Complemento a empleados por gastos de transporte	55.500	0	0	0	0	0	55.500
401	04	08	00	Bono compensatorio de alimentación a empleados	1.956.575.886	0	0	33.325.890	0	0	1.989.901.776
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	3.897.541	0	0	0	0	0	3.897.541
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	17.011.252	0	0	0	0	0	17.011.252
401	04	16	00	Complemento a obreros por gastos de alimentación	876.697	0	0	0	0	0	876.697
401	04	17	00	Complemento a obreros por gastos de transporte	15.000	0	0	0	0	0	15.000
401	04	18	00	Bono compensatorio de alimentación a obreros	773.100.315	0	0	20.377.728	0	0	793.478.043
401	04	19	00	Bono compensatorio de transporte a obreros	982.090	0	0	0	0	0	982.090
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.188.638	0	0	0	0	0	1.188.638
401	04	25	00	Complemento al personal contratado por gastos de alimentación	223.430	0	0	0	0	0	223.430
401	04	96	00	Otros complementos a empleados	19.723.200	0	0	0	0	0	19.723.200
401	04	97	00	Otros complementos a obreros	22.681.234	0	0	0	0	0	22.681.234
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	413.426.344	0	0	348.486.951	0	0	761.913.295
401	05	01	00	Aguinaldos a empleados	0	0	0	257.137.787	0	0	257.137.787
401	05	03	00	Bono vacacional a empleados	220.722.865	0	0	0	0	0	220.722.865
401	05	04	00	Aguinaldos a obreros	0	0	0	91.349.164	0	0	91.349.164
401	05	06	00	Bono vacacional a obreros	191.941.677	0	0	0	0	0	191.941.677
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.953	0	0	0	0	0	14.953
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	746.849	0	0	0	0	0	746.849
401	06	00	00	Aportes patronales y legales	817.595.858	0	0	277.000.000	0	0	1.094.595.858
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	86.589.221	0	0	0	0	0	86.589.221
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	560.073.457	0	0	277.000.000	0	0	837.073.457
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	24.182.646	0	0	0	0	0	24.182.646
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	80.940.500	0	0	0	0	0	80.940.500
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	46.171.536	0	0	0	0	0	46.171.536
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	19.638.498	0	0	0	0	0	19.638.498
401	07	00	00	Asistencia socio-económica	1.174.752.236	0	0	2.570.135.715	0	0	3.744.887.951
401	07	01	00	Capacitación y adiestramiento a empleados	189.000	0	0	0	0	0	189.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	02	00	Becas a empleados	8.160.000	0	0	0	0	0	8.160.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	831.744.824	0	0	1.997.544.825	0	0	2.829.289.649
401	07	18	00	Becas a obreros	8.160.000	0	0	0	0	0	8.160.000
401	07	19	00	Ayudas por matrimonio de obreros	20.000	0	0	0	0	0	20.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	30.000	0	0	0	0	0	30.000
401	07	21	00	Ayudas por defunción a obreros	30.000	0	0	0	0	0	30.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.647.800	0	0	0	0	0	2.647.800
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	85.379.722	0	0	0	0	0	85.379.722
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	238.390.890	0	0	572.590.890	0	0	810.981.780
401	08	00	00	Prestaciones sociales e indemnizaciones	140.170.000	0	0	0	0	0	140.170.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	65.195.000	0	0	0	0	0	65.195.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	50.100.000	0	0	0	0	0	50.100.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	24.875.000	0	0	0	0	0	24.875.000
401	96	00	00	Otros gastos del personal empleado	21.648.387	0	0	0	0	0	21.648.387
401	96	01	00	Otros gastos del personal empleado	21.648.387	0	0	0	0	0	21.648.387
401	97	00	00	Otros gastos del personal obrero	88.192.008	0	0	2.407.882	0	0	90.599.890
401	97	01	00	Otros gastos del personal obrero	88.192.008	0	0	2.407.882	0	0	90.599.890
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.227.106.799**	**0**	**0**	**1.600.000.000**	**0**	**0**	**4.827.106.799**
402	01	00	00	Productos alimenticios y agropecuarios	2.920.415.919	0	0	1.600.000.000	0	0	4.520.415.919
402	01	01	00	Alimentos y bebidas para personas	2.916.579.957	0	0	1.600.000.000	0	0	4.516.579.957
402	01	02	00	Alimentos para animales	1.776.016	0	0	0	0	0	1.776.016
402	01	03	00	Productos agrícolas y pecuarios	2.020.946	0	0	0	0	0	2.020.946
402	01	99	00	Otros productos alimenticios y agropecuarios	39.000	0	0	0	0	0	39.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.677.503	0	0	0	0	0	1.677.503
402	02	01	00	Carbón mineral	4.981	0	0	0	0	0	4.981
402	02	02	00	Petróleo crudo y gas natural	723.462	0	0	0	0	0	723.462
402	02	03	00	Mineral de hierro	4.018	0	0	0	0	0	4.018
402	02	04	00	Mineral no ferroso	54.998	0	0	0	0	0	54.998
402	02	05	00	Piedra, arcilla, arena y tierra	889.988	0	0	0	0	0	889.988
402	02	06	00	Mineral para la fabricación de productos químicos	56	0	0	0	0	0	56
402	03	00	00	Textiles y vestuarios	35.246.369	0	0	0	0	0	35.246.369

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	13.514.584	0	0	0	0	0	13.514.584
402	03	02	00	Prendas de vestir	18.807.858	0	0	0	0	0	18.807.858
402	03	03	00	Calzados	2.818.081	0	0	0	0	0	2.818.081
402	03	99	00	Otros productos textiles y vestuarios	105.846	0	0	0	0	0	105.846
402	04	00	00	Productos de cuero y caucho	2.018.389	0	0	0	0	0	2.018.389
402	04	01	00	Cueros y pieles	102.548	0	0	0	0	0	102.548
402	04	02	00	Productos de cuero y sucedáneos del cuero	37.636	0	0	0	0	0	37.636
402	04	03	00	Cauchos y tripas para vehículos	1.875.941	0	0	0	0	0	1.875.941
402	04	99	00	Otros productos de cuero y caucho	2.264	0	0	0	0	0	2.264
402	05	00	00	Productos de papel, cartón e impresos	72.422.734	0	0	0	0	0	72.422.734
402	05	01	00	Pulpa de madera, papel y cartón	7.588.387	0	0	0	0	0	7.588.387
402	05	02	00	Envases y cajas de papel y cartón	2.201.371	0	0	0	0	0	2.201.371
402	05	03	00	Productos de papel y cartón para oficina	30.657.127	0	0	0	0	0	30.657.127
402	05	04	00	Libros, revistas y periódicos	4.900.070	0	0	0	0	0	4.900.070
402	05	05	00	Material de enseñanza	9.812.571	0	0	0	0	0	9.812.571
402	05	06	00	Productos de papel y cartón para computación	2.898.127	0	0	0	0	0	2.898.127
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	12.360.722	0	0	0	0	0	12.360.722
402	05	99	00	Otros productos de pulpa, papel y cartón	2.004.359	0	0	0	0	0	2.004.359
402	06	00	00	Productos químicos y derivados	46.480.474	0	0	0	0	0	46.480.474
402	06	01	00	Sustancias químicas y de uso industrial	723.256	0	0	0	0	0	723.256
402	06	02	00	Abonos, plaguicidas y otros	1.479.159	0	0	0	0	0	1.479.159
402	06	03	00	Tintas, pinturas y colorantes	31.915.984	0	0	0	0	0	31.915.984
402	06	04	00	Productos farmacéuticos y medicamentos	2.430.908	0	0	0	0	0	2.430.908
402	06	05	00	Productos de tocador	126.438	0	0	0	0	0	126.438
402	06	06	00	Combustibles y lubricantes	1.770.213	0	0	0	0	0	1.770.213
402	06	07	00	Productos diversos derivados del petróleo y del carbón	57.916	0	0	0	0	0	57.916
402	06	08	00	Productos plásticos	7.758.749	0	0	0	0	0	7.758.749
402	06	99	00	Otros productos de la industria química y conexos	217.851	0	0	0	0	0	217.851
402	07	00	00	Productos minerales no metálicos	4.755.726	0	0	0	0	0	4.755.726
402	07	01	00	Productos de barro, loza y porcelana	506.769	0	0	0	0	0	506.769
402	07	02	00	Vidrios y productos de vidrio	1.256.415	0	0	0	0	0	1.256.415

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	03	00	Productos de arcilla para construcción	1.115.919	0	0	0	0	0	1.115.919
402	07	04	00	Cemento, cal y yeso	1.865.396	0	0	0	0	0	1.865.396
402	07	99	00	Otros productos minerales no metálicos	11.227	0	0	0	0	0	11.227
402	08	00	00	Productos metálicos	23.506.812	0	0	0	0	0	23.506.812
402	08	01	00	Productos primarios de hierro y acero	2.779.230	0	0	0	0	0	2.779.230
402	08	02	00	Productos de metales no ferrosos	33.760	0	0	0	0	0	33.760
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	14.705.496	0	0	0	0	0	14.705.496
402	08	04	00	Productos metálicos estructurales	670.468	0	0	0	0	0	670.468
402	08	07	00	Material de señalamiento	367.394	0	0	0	0	0	367.394
402	08	08	00	Material de educación	2.164.905	0	0	0	0	0	2.164.905
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.208.611	0	0	0	0	0	2.208.611
402	08	10	00	Repuestos y accesorios para otros equipos	472.921	0	0	0	0	0	472.921
402	08	99	00	Otros productos metálicos	104.027	0	0	0	0	0	104.027
402	09	00	00	Productos de madera	3.866.587	0	0	0	0	0	3.866.587
402	09	01	00	Productos primarios de madera	2.649.422	0	0	0	0	0	2.649.422
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.033.970	0	0	0	0	0	1.033.970
402	09	99	00	Otros productos de madera	183.195	0	0	0	0	0	183.195
402	10	00	00	Productos varios y útiles diversos	113.573.485	0	0	0	0	0	113.573.485
402	10	01	00	Artículos de deporte, recreación y juguetes	12.540.254	0	0	0	0	0	12.540.254
402	10	02	00	Materiales y útiles de limpieza y aseo	19.173.985	0	0	0	0	0	19.173.985
402	10	03	00	Utensilios de cocina y comedor	9.406.344	0	0	0	0	0	9.406.344
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.478.410	0	0	0	0	0	3.478.410
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.320.758	0	0	0	0	0	20.320.758
402	10	06	00	Condecoraciones, ofrendas y similares	2.802.974	0	0	0	0	0	2.802.974
402	10	07	00	Productos de seguridad en el trabajo	1.359.146	0	0	0	0	0	1.359.146
402	10	08	00	Materiales para equipos de computación	16.298.667	0	0	0	0	0	16.298.667
402	10	09	00	Especies timbradas y valores	39.979	0	0	0	0	0	39.979
402	10	10	00	Útiles religiosos	136.179	0	0	0	0	0	136.179
402	10	11	00	Materiales eléctricos	16.468.959	0	0	0	0	0	16.468.959
402	10	12	00	Materiales para instalaciones sanitarias	10.101.805	0	0	0	0	0	10.101.805
402	10	13	00	Materiales fotográficos	524.511	0	0	0	0	0	524.511

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	921.514	0	0	0	0	0	921.514
402	99	00	00	Otros materiales y suministros	3.142.801	0	0	0	0	0	3.142.801
402	99	01	00	Otros materiales y suministros	3.142.801	0	0	0	0	0	3.142.801
403	**00**	**00**	**00**	**Servicios no personales**	**1.652.456.882**	**0**	**0**	**0**	**0**	**0**	**1.652.456.882**
403	01	00	00	Alquileres de inmuebles	4.906.782	0	0	0	0	0	4.906.782
403	01	01	00	Alquileres de edificios y locales	4.217.293	0	0	0	0	0	4.217.293
403	01	02	00	Alquileres de instalaciones culturales y recreativas	689.489	0	0	0	0	0	689.489
403	02	00	00	Alquileres de maquinaria y equipos	5.102.454	0	0	0	0	0	5.102.454
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	165.801	0	0	0	0	0	165.801
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	4.477.495	0	0	0	0	0	4.477.495
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	160.976	0	0	0	0	0	160.976
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	168.920	0	0	0	0	0	168.920
403	02	99	00	Alquileres de otras maquinaria y equipos	119.262	0	0	0	0	0	119.262
403	03	00	00	Derechos sobre bienes intangibles	153.000	0	0	0	0	0	153.000
403	03	03	00	Paquetes y programas de computación	153.000	0	0	0	0	0	153.000
403	04	00	00	Servicios básicos	233.245.514	0	0	0	0	0	233.245.514
403	04	01	00	Electricidad	30.358	0	0	0	0	0	30.358
403	04	02	00	Gas	742.030	0	0	0	0	0	742.030
403	04	03	00	Agua	4.479	0	0	0	0	0	4.479
403	04	04	00	Teléfonos	5.137.807	0	0	0	0	0	5.137.807
403	04	05	00	Servicio de comunicaciones	227.330.840	0	0	0	0	0	227.330.840
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	147.657	0	0	0	0	0	147.657
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	147.657	0	0	0	0	0	147.657
403	06	00	00	Servicios de transporte y almacenaje	11.167.478	0	0	0	0	0	11.167.478
403	06	01	00	Fletes y embalajes	10.590.585	0	0	0	0	0	10.590.585
403	06	02	00	Almacenaje	5.320	0	0	0	0	0	5.320
403	06	03	00	Estacionamiento	178.539	0	0	0	0	0	178.539
403	06	04	00	Peaje	90.674	0	0	0	0	0	90.674
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	302.360	0	0	0	0	0	302.360
403	07	00	00	Servicios de información, impresión y relaciones públicas	632.619.509	0	0	0	0	0	632.619.509

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	01	00	Publicidad y propaganda	9.105.261	0	0	0	0	0	9.105.261
403	07	02	00	Imprenta y reproducción	616.018.480	0	0	0	0	0	616.018.480
403	07	03	00	Relaciones sociales	5.119.504	0	0	0	0	0	5.119.504
403	07	04	00	Avisos	2.376.264	0	0	0	0	0	2.376.264
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	26.126.864	0	0	0	0	0	26.126.864
403	08	01	00	Primas y gastos de seguros	23.474.376	0	0	0	0	0	23.474.376
403	08	02	00	Comisiones y gastos bancarios	2.652.488	0	0	0	0	0	2.652.488
403	09	00	00	Viáticos y pasajes	35.395.091	0	0	0	0	0	35.395.091
403	09	01	00	Viáticos y pasajes dentro del país	33.735.779	0	0	0	0	0	33.735.779
403	09	02	00	Viáticos y pasajes fuera del país	1.348.487	0	0	0	0	0	1.348.487
403	09	03	00	Asignación por kilómetros recorridos	310.825	0	0	0	0	0	310.825
403	10	00	00	Servicios profesionales y técnicos	22.603.958	0	0	0	0	0	22.603.958
403	10	01	00	Servicios jurídicos	5.250	0	0	0	0	0	5.250
403	10	02	00	Servicios de contabilidad y auditoría	5.120	0	0	0	0	0	5.120
403	10	03	00	Servicios de procesamiento de datos	7.567.168	0	0	0	0	0	7.567.168
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.432.230	0	0	0	0	0	1.432.230
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	13.397	0	0	0	0	0	13.397
403	10	07	00	Servicios de capacitación y adiestramiento	2.367.735	0	0	0	0	0	2.367.735
403	10	09	00	Servicios de lavandería y tintorería	9.437	0	0	0	0	0	9.437
403	10	10	00	Servicios de vigilancia	141.000	0	0	0	0	0	141.000
403	10	11	00	Servicios para la elaboración y suministro de comida	5.819.588	0	0	0	0	0	5.819.588
403	10	99	00	Otros servicios profesionales y técnicos	5.243.033	0	0	0	0	0	5.243.033
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.920.520	0	0	0	0	0	20.920.520
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	511.264	0	0	0	0	0	511.264
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.671.007	0	0	0	0	0	11.671.007
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	64.844	0	0	0	0	0	64.844
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	756.445	0	0	0	0	0	756.445
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	672.493	0	0	0	0	0	672.493
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	31.104	0	0	0	0	0	31.104
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.943.549	0	0	0	0	0	6.943.549

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	269.814	0	0	0	0	0	269.814
403	12	00	00	Conservación y reparaciones menores de obras	38.492.042	0	0	0	0	0	38.492.042
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	38.166.589	0	0	0	0	0	38.166.589
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	325.453	0	0	0	0	0	325.453
403	15	00	00	Servicios fiscales	2.524	0	0	0	0	0	2.524
403	15	02	00	Tasas y otros derechos obligatorios	2.524	0	0	0	0	0	2.524
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.013.895	0	0	0	0	0	4.013.895
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.013.895	0	0	0	0	0	4.013.895
403	18	00	00	Impuestos indirectos	614.796.468	0	0	0	0	0	614.796.468
403	18	01	00	Impuesto al valor agregado	614.796.468	0	0	0	0	0	614.796.468
403	99	00	00	Otros servicios no personales	2.763.126	0	0	0	0	0	2.763.126
403	99	01	00	Otros servicios no personales	2.763.126	0	0	0	0	0	2.763.126
404	**00**	**00**	**00**	**Activos reales**	**363.431.325**	**0**	**0**	**0**	**0**	**0**	**363.431.325**
404	01	00	00	Repuestos y reparaciones mayores	1.251.248	0	0	0	0	0	1.251.248
404	01	01	00	Repuestos mayores	429.308	0	0	0	0	0	429.308
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	0	100.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	329.308	0	0	0	0	0	329.308
404	01	02	00	Reparaciones mayores de maquinaria y equipos	821.940	0	0	0	0	0	821.940
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	117.700	0	0	0	0	0	117.700
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	440.640	0	0	0	0	0	440.640
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	263.600	0	0	0	0	0	263.600
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.781.456	0	0	0	0	0	3.781.456
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	972.000	0	0	0	0	0	972.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	935.320	0	0	0	0	0	935.320
404	03	05	00	Maquinaria y equipos industriales y de taller	81.270	0	0	0	0	0	81.270
404	03	06	00	Maquinaria y equipos de energía	1.673.250	0	0	0	0	0	1.673.250
404	03	07	00	Maquinaria y equipos de riego y acueductos	43.800	0	0	0	0	0	43.800
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	75.816	0	0	0	0	0	75.816
404	04	00	00	Equipos de transporte, tracción y elevación	29.054.744	0	0	0	0	0	29.054.744
404	04	01	00	Vehículos automotores terrestres	28.199.344	0	0	0	0	0	28.199.344
404	04	03	00	Equipos marítimos de transporte	260.000	0	0	0	0	0	260.000

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	05	00	Vehículos de tracción no motorizados	505.400	0	0	0	0	0	505.400
404	04	06	00	Equipos auxiliares de transporte	90.000	0	0	0	0	0	90.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	17.189.081	0	0	0	0	0	17.189.081
404	05	01	00	Equipos de telecomunicaciones	17.062.181	0	0	0	0	0	17.062.181
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	126.900	0	0	0	0	0	126.900
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	900.000	0	0	0	0	0	900.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	900.000	0	0	0	0	0	900.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	126.530.839	0	0	0	0	0	126.530.839
404	07	01	00	Equipos científicos y de laboratorio	27.196.643	0	0	0	0	0	27.196.643
404	07	02	00	Equipos de enseñanza, deporte y recreación	54.212.240	0	0	0	0	0	54.212.240
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	41.001.613	0	0	0	0	0	41.001.613
404	07	06	00	Instrumentos musicales y equipos de audio	4.120.343	0	0	0	0	0	4.120.343
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	182.677.975	0	0	0	0	0	182.677.975
404	09	01	00	Mobiliario y equipos de oficina	142.078.638	0	0	0	0	0	142.078.638
404	09	02	00	Equipos de computación	10.979.044	0	0	0	0	0	10.979.044
404	09	03	00	Mobiliario y equipos de alojamiento	29.370.211	0	0	0	0	0	29.370.211
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	250.082	0	0	0	0	0	250.082
404	12	00	00	Activos intangibles	68.543	0	0	0	0	0	68.543
404	12	04	00	Paquetes y programas de computación	68.543	0	0	0	0	0	68.543
404	99	00	00	Otros activos reales	1.977.439	0	0	0	0	0	1.977.439
404	99	01	00	Otros activos reales	1.977.439	0	0	0	0	0	1.977.439
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.291.924.563**	**0**	**0**	**731.454.996**	**0**	**0**	**14.023.379.559**
407	01	00	00	Transferencias y donaciones corrientes internas	9.676.477.448	0	0	731.454.996	0	0	10.407.932.444
407	01	01	00	Transferencias corrientes internas al sector privado	6.303.787.820	0	0	731.454.996	0	0	7.035.242.816
407	01	01	01	Pensiones del personal empleado, obrero y militar	236.173.808	0	0	0	0	0	236.173.808
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	3.001.316.146	0	0	0	0	0	3.001.316.146
407	01	01	03	Becas escolares	94.328.400	0	0	0	0	0	94.328.400
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	0	0	0	42.658.191	0	0	42.658.191
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	17.067.960	0	0	2.156.718	0	0	19.224.678
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	0	0	0	649.303.355	0	0	649.303.355
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	292.463.640	0	0	37.336.732	0	0	329.800.372

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	70	Subsidios educacionales al sector privado	2.604.915.936	0	0	0	0	0	2.604.915.936
407	01	01	72	Subsidios culturales al sector privado	47.875.738	0	0	0	0	0	47.875.738
407	01	01	73	Subsidios a instituciones benéficas privadas	9.646.192	0	0	0	0	0	9.646.192
407	01	02	00	Donaciones corrientes internas al sector privado	160.000	0	0	0	0	0	160.000
407	01	02	01	Donaciones corrientes a personas	160.000	0	0	0	0	0	160.000
407	01	03	00	Transferencias corrientes internas al sector público	3.372.529.628	0	0	0	0	0	3.372.529.628
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.343.642.759	0	0	0	0	0	2.343.642.759
407	01	03	04	Transferencias corrientes a instituciones de protección social	1.028.886.869	0	0	0	0	0	1.028.886.869
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.883.525	0	0	0	0	0	1.883.525
407	02	01	00	Transferencias corrientes al exterior	1.883.525	0	0	0	0	0	1.883.525
407	02	01	04	Transferencias corrientes a organismos internacionales	1.883.525	0	0	0	0	0	1.883.525
407	03	00	00	Transferencias y donaciones de capital internas	3.613.563.590	0	0	0	0	0	3.613.563.590
407	03	03	00	Transferencias de capital internas al sector público	3.613.563.590	0	0	0	0	0	3.613.563.590
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	3.613.563.590	0	0	0	0	0	3.613.563.590
411	**00**	**00**	**00**	**Disminución de pasivos**	**237.348.529**	**0**	**0**	**0**	**0**	**0**	**237.348.529**
411	11	00	00	Obligaciones de ejercicios anteriores	237.348.529	0	0	0	0	0	237.348.529
411	11	04	00	Compromisos pendientes de ejercicios anteriores	108.691.566	0	0	0	0	0	108.691.566
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	128.656.963	0	0	0	0	0	128.656.963
				Totales	**35.905.432.769**	**0**	**0**	**6.000.000.000**	**0**	**0**	**41.905.432.769**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**146.942.177**	**0**	**0**	**0**	**0**	**0**	**146.942.177**
402	01	00	00	Productos alimenticios y agropecuarios	3.801.721	0	0	0	0	0	3.801.721
402	01	01	00	Alimentos y bebidas para personas	46.264	0	0	0	0	0	46.264
402	01	02	00	Alimentos para animales	1.758.546	0	0	0	0	0	1.758.546
402	01	03	00	Productos agrícolas y pecuarios	1.957.911	0	0	0	0	0	1.957.911
402	01	99	00	Otros productos alimenticios y agropecuarios	39.000	0	0	0	0	0	39.000
402	02	00	00	Productos de minas, canteras y yacimientos	918.559	0	0	0	0	0	918.559
402	02	02	00	Petróleo crudo y gas natural	72.392	0	0	0	0	0	72.392
402	02	03	00	Mineral de hierro	4.018	0	0	0	0	0	4.018
402	02	04	00	Mineral no ferroso	44.373	0	0	0	0	0	44.373
402	02	05	00	Piedra, arcilla, arena y tierra	797.720	0	0	0	0	0	797.720
402	02	06	00	Mineral para la fabricación de productos químicos	56	0	0	0	0	0	56
402	03	00	00	Textiles y vestuarios	21.202.663	0	0	0	0	0	21.202.663
402	03	01	00	Textiles	9.126.422	0	0	0	0	0	9.126.422
402	03	02	00	Prendas de vestir	11.433.700	0	0	0	0	0	11.433.700
402	03	03	00	Calzados	631.596	0	0	0	0	0	631.596
402	03	99	00	Otros productos textiles y vestuarios	10.945	0	0	0	0	0	10.945
402	04	00	00	Productos de cuero y caucho	688.685	0	0	0	0	0	688.685
402	04	03	00	Cauchos y tripas para vehículos	686.421	0	0	0	0	0	686.421
402	04	99	00	Otros productos de cuero y caucho	2.264	0	0	0	0	0	2.264
402	05	00	00	Productos de papel, cartón e impresos	30.703.856	0	0	0	0	0	30.703.856
402	05	01	00	Pulpa de madera, papel y cartón	2.768.250	0	0	0	0	0	2.768.250
402	05	02	00	Envases y cajas de papel y cartón	511.965	0	0	0	0	0	511.965
402	05	03	00	Productos de papel y cartón para oficina	14.575.117	0	0	0	0	0	14.575.117
402	05	04	00	Libros, revistas y periódicos	773.736	0	0	0	0	0	773.736
402	05	05	00	Material de enseñanza	5.681.997	0	0	0	0	0	5.681.997
402	05	06	00	Productos de papel y cartón para computación	1.394.111	0	0	0	0	0	1.394.111
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.834.583	0	0	0	0	0	4.834.583
402	05	99	00	Otros productos de pulpa, papel y cartón	164.097	0	0	0	0	0	164.097

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	22.662.340	0	0	0	0	0	22.662.340
402	06	01	00	Sustancias químicas y de uso industrial	599.415	0	0	0	0	0	599.415
402	06	02	00	Abonos, plaguicidas y otros	1.132.364	0	0	0	0	0	1.132.364
402	06	03	00	Tintas, pinturas y colorantes	14.501.414	0	0	0	0	0	14.501.414
402	06	04	00	Productos farmacéuticos y medicamentos	1.475.711	0	0	0	0	0	1.475.711
402	06	05	00	Productos de tocador	78.289	0	0	0	0	0	78.289
402	06	06	00	Combustibles y lubricantes	390.350	0	0	0	0	0	390.350
402	06	07	00	Productos diversos derivados del petróleo y del carbón	42.901	0	0	0	0	0	42.901
402	06	08	00	Productos plásticos	4.385.766	0	0	0	0	0	4.385.766
402	06	99	00	Otros productos de la industria química y conexos	56.130	0	0	0	0	0	56.130
402	07	00	00	Productos minerales no metálicos	2.281.637	0	0	0	0	0	2.281.637
402	07	01	00	Productos de barro, loza y porcelana	391.632	0	0	0	0	0	391.632
402	07	02	00	Vidrios y productos de vidrio	435.391	0	0	0	0	0	435.391
402	07	03	00	Productos de arcilla para construcción	392.468	0	0	0	0	0	392.468
402	07	04	00	Cemento, cal y yeso	1.053.406	0	0	0	0	0	1.053.406
402	07	99	00	Otros productos minerales no metálicos	8.740	0	0	0	0	0	8.740
402	08	00	00	Productos metálicos	8.821.792	0	0	0	0	0	8.821.792
402	08	01	00	Productos primarios de hierro y acero	1.723.262	0	0	0	0	0	1.723.262
402	08	02	00	Productos de metales no ferrosos	20.724	0	0	0	0	0	20.724
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.720.075	0	0	0	0	0	3.720.075
402	08	04	00	Productos metálicos estructurales	278.969	0	0	0	0	0	278.969
402	08	07	00	Material de señalamiento	43.167	0	0	0	0	0	43.167
402	08	08	00	Material de educación	1.785.980	0	0	0	0	0	1.785.980
402	08	09	00	Repuestos y accesorios para equipos de transporte	918.246	0	0	0	0	0	918.246
402	08	10	00	Repuestos y accesorios para otros equipos	245.183	0	0	0	0	0	245.183
402	08	99	00	Otros productos metálicos	86.186	0	0	0	0	0	86.186
402	09	00	00	Productos de madera	1.798.554	0	0	0	0	0	1.798.554
402	09	01	00	Productos primarios de madera	1.402.096	0	0	0	0	0	1.402.096
402	09	02	00	Muebles y accesorios de madera para edificaciones	260.330	0	0	0	0	0	260.330

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	99	00	Otros productos de madera	136.128	0	0	0	0	0	136.128
402	10	00	00	Productos varios y útiles diversos	54.062.370	0	0	0	0	0	54.062.370
402	10	01	00	Artículos de deporte, recreación y juguetes	6.064.300	0	0	0	0	0	6.064.300
402	10	02	00	Materiales y útiles de limpieza y aseo	12.780.489	0	0	0	0	0	12.780.489
402	10	03	00	Utensilios de cocina y comedor	3.123.300	0	0	0	0	0	3.123.300
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.172.810	0	0	0	0	0	2.172.810
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.487.408	0	0	0	0	0	8.487.408
402	10	06	00	Condecoraciones, ofrendas y similares	516.804	0	0	0	0	0	516.804
402	10	07	00	Productos de seguridad en el trabajo	549.155	0	0	0	0	0	549.155
402	10	08	00	Materiales para equipos de computación	3.878.159	0	0	0	0	0	3.878.159
402	10	10	00	Útiles religiosos	118.386	0	0	0	0	0	118.386
402	10	11	00	Materiales eléctricos	10.171.308	0	0	0	0	0	10.171.308
402	10	12	00	Materiales para instalaciones sanitarias	5.943.849	0	0	0	0	0	5.943.849
402	10	13	00	Materiales fotográficos	117.552	0	0	0	0	0	117.552
402	10	99	00	Otros productos y útiles diversos	138.850	0	0	0	0	0	138.850
403	**00**	**00**	**00**	**Servicios no personales**	**59.332.347**	**0**	**0**	**0**	**0**	**0**	**59.332.347**
403	01	00	00	Alquileres de inmuebles	206.955	0	0	0	0	0	206.955
403	01	01	00	Alquileres de edificios y locales	99.991	0	0	0	0	0	99.991
403	01	02	00	Alquileres de instalaciones culturales y recreativas	106.964	0	0	0	0	0	106.964
403	02	00	00	Alquileres de maquinaria y equipos	1.509.976	0	0	0	0	0	1.509.976
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	165.801	0	0	0	0	0	165.801
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.086.980	0	0	0	0	0	1.086.980
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	36.526	0	0	0	0	0	36.526
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	145.792	0	0	0	0	0	145.792
403	02	99	00	Alquileres de otras maquinaria y equipos	64.877	0	0	0	0	0	64.877
403	04	00	00	Servicios básicos	118.638	0	0	0	0	0	118.638
403	04	01	00	Electricidad	3.646	0	0	0	0	0	3.646
403	04	02	00	Gas	109.749	0	0	0	0	0	109.749

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	03	00	Agua	2.571	0	0	0	0	0	2.571
403	04	04	00	Teléfonos	2.672	0	0	0	0	0	2.672
403	06	00	00	Servicios de transporte y almacenaje	1.020.503	0	0	0	0	0	1.020.503
403	06	01	00	Fletes y embalajes	879.710	0	0	0	0	0	879.710
403	06	03	00	Estacionamiento	69.147	0	0	0	0	0	69.147
403	06	04	00	Peaje	71.646	0	0	0	0	0	71.646
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.588.380	0	0	0	0	0	2.588.380
403	07	01	00	Publicidad y propaganda	272.657	0	0	0	0	0	272.657
403	07	02	00	Imprenta y reproducción	1.935.749	0	0	0	0	0	1.935.749
403	07	03	00	Relaciones sociales	241.593	0	0	0	0	0	241.593
403	07	04	00	Avisos	138.381	0	0	0	0	0	138.381
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	14	0	0	0	0	0	14
403	08	02	00	Comisiones y gastos bancarios	14	0	0	0	0	0	14
403	09	00	00	Viáticos y pasajes	2.062	0	0	0	0	0	2.062
403	09	01	00	Viáticos y pasajes dentro del país	2.062	0	0	0	0	0	2.062
403	10	00	00	Servicios profesionales y técnicos	149.469	0	0	0	0	0	149.469
403	10	03	00	Servicios de procesamiento de datos	820	0	0	0	0	0	820
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	8.397	0	0	0	0	0	8.397
403	10	07	00	Servicios de capacitación y adiestramiento	23.775	0	0	0	0	0	23.775
403	10	09	00	Servicios de lavandería y tintorería	6.437	0	0	0	0	0	6.437
403	10	10	00	Servicios de vigilancia	110.000	0	0	0	0	0	110.000
403	10	99	00	Otros servicios profesionales y técnicos	40	0	0	0	0	0	40
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.919.164	0	0	0	0	0	4.919.164
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	371.738	0	0	0	0	0	371.738
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	977.423	0	0	0	0	0	977.423
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	8.348	0	0	0	0	0	8.348
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	272.507	0	0	0	0	0	272.507
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	615.443	0	0	0	0	0	615.443

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.511.674	0	0	0	0	0	2.511.674
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	162.031	0	0	0	0	0	162.031
403	12	00	00	Conservación y reparaciones menores de obras	28.488.077	0	0	0	0	0	28.488.077
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	28.209.142	0	0	0	0	0	28.209.142
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	278.935	0	0	0	0	0	278.935
403	15	00	00	Servicios fiscales	770	0	0	0	0	0	770
403	15	02	00	Tasas y otros derechos obligatorios	770	0	0	0	0	0	770
403	16	00	00	Servicios de diversión, esparcimiento y culturales	797.049	0	0	0	0	0	797.049
403	16	01	00	Servicios de diversión, esparcimiento y culturales	797.049	0	0	0	0	0	797.049
403	18	00	00	Impuestos indirectos	19.531.290	0	0	0	0	0	19.531.290
403	18	01	00	Impuesto al valor agregado	19.531.290	0	0	0	0	0	19.531.290
404	**00**	**00**	**00**	**Activos reales**	**26.000.000**	**0**	**0**	**0**	**0**	**0**	**26.000.000**
404	04	00	00	Equipos de transporte, tracción y elevación	20.000.000	0	0	0	0	0	20.000.000
404	04	01	00	Vehículos automotores terrestres	20.000.000	0	0	0	0	0	20.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.000.000	0	0	0	0	0	6.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	6.000.000	0	0	0	0	0	6.000.000
				Totales	**232.274.524**	**0**	**0**	**0**	**0**	**0**	**232.274.524**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078001 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN INICIAL, A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 8.183

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.972.000**	**0**	**0**	**0**	**0**	**0**	**13.972.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.845	0	0	0	0	0	100.845
402	01	03	00	Productos agrícolas y pecuarios	100.845	0	0	0	0	0	100.845
402	02	00	00	Productos de minas, canteras y yacimientos	19.945	0	0	0	0	0	19.945
402	02	05	00	Piedra, arcilla, arena y tierra	19.945	0	0	0	0	0	19.945
402	03	00	00	Textiles y vestuarios	197.361	0	0	0	0	0	197.361
402	03	01	00	Textiles	32.356	0	0	0	0	0	32.356
402	03	02	00	Prendas de vestir	147.516	0	0	0	0	0	147.516
402	03	03	00	Calzados	6.544	0	0	0	0	0	6.544
402	03	99	00	Otros productos textiles y vestuarios	10.945	0	0	0	0	0	10.945
402	04	00	00	Productos de cuero y caucho	1.051	0	0	0	0	0	1.051
402	04	03	00	Cauchos y tripas para vehículos	1.051	0	0	0	0	0	1.051
402	05	00	00	Productos de papel, cartón e impresos	5.337.999	0	0	0	0	0	5.337.999
402	05	01	00	Pulpa de madera, papel y cartón	440.311	0	0	0	0	0	440.311
402	05	02	00	Envases y cajas de papel y cartón	85.609	0	0	0	0	0	85.609
402	05	03	00	Productos de papel y cartón para oficina	1.476.606	0	0	0	0	0	1.476.606
402	05	04	00	Libros, revistas y periódicos	129.302	0	0	0	0	0	129.302
402	05	05	00	Material de enseñanza	2.311.641	0	0	0	0	0	2.311.641
402	05	06	00	Productos de papel y cartón para computación	430.343	0	0	0	0	0	430.343
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	457.427	0	0	0	0	0	457.427
402	05	99	00	Otros productos de pulpa, papel y cartón	6.760	0	0	0	0	0	6.760
402	06	00	00	Productos químicos y derivados	1.567.719	0	0	0	0	0	1.567.719
402	06	02	00	Abonos, plaguicidas y otros	44.176	0	0	0	0	0	44.176
402	06	03	00	Tintas, pinturas y colorantes	856.733	0	0	0	0	0	856.733

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078001 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN INICIAL, A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 8.183

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	256.000	0	0	0	0	0	256.000
402	06	05	00	Productos de tocador	9.543	0	0	0	0	0	9.543
402	06	06	00	Combustibles y lubricantes	21.528	0	0	0	0	0	21.528
402	06	08	00	Productos plásticos	374.739	0	0	0	0	0	374.739
402	06	99	00	Otros productos de la industria química y conexos	5.000	0	0	0	0	0	5.000
402	07	00	00	Productos minerales no metálicos	53.201	0	0	0	0	0	53.201
402	07	03	00	Productos de arcilla para construcción	17.819	0	0	0	0	0	17.819
402	07	04	00	Cemento, cal y yeso	35.382	0	0	0	0	0	35.382
402	08	00	00	Productos metálicos	661.350	0	0	0	0	0	661.350
402	08	01	00	Productos primarios de hierro y acero	30.974	0	0	0	0	0	30.974
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	299.777	0	0	0	0	0	299.777
402	08	04	00	Productos metálicos estructurales	7.634	0	0	0	0	0	7.634
402	08	07	00	Material de señalamiento	6.000	0	0	0	0	0	6.000
402	08	08	00	Material de educación	267.010	0	0	0	0	0	267.010
402	08	09	00	Repuestos y accesorios para equipos de transporte	29.265	0	0	0	0	0	29.265
402	08	10	00	Repuestos y accesorios para otros equipos	20.690	0	0	0	0	0	20.690
402	09	00	00	Productos de madera	52.003	0	0	0	0	0	52.003
402	09	01	00	Productos primarios de madera	36.735	0	0	0	0	0	36.735
402	09	02	00	Muebles y accesorios de madera para edificaciones	7.634	0	0	0	0	0	7.634
402	09	99	00	Otros productos de madera	7.634	0	0	0	0	0	7.634
402	10	00	00	Productos varios y útiles diversos	5.980.526	0	0	0	0	0	5.980.526
402	10	01	00	Artículos de deporte, recreación y juguetes	1.254.429	0	0	0	0	0	1.254.429
402	10	02	00	Materiales y útiles de limpieza y aseo	1.875.621	0	0	0	0	0	1.875.621
402	10	03	00	Utensilios de cocina y comedor	232.919	0	0	0	0	0	232.919

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078001 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN INICIAL, A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 8.183

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	87.190	0	0	0	0	0	87.190
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.293.053	0	0	0	0	0	1.293.053
402	10	06	00	Condecoraciones, ofrendas y similares	33.423	0	0	0	0	0	33.423
402	10	07	00	Productos de seguridad en el trabajo	2.612	0	0	0	0	0	2.612
402	10	08	00	Materiales para equipos de computación	406.850	0	0	0	0	0	406.850
402	10	10	00	Útiles religiosos	14.300	0	0	0	0	0	14.300
402	10	11	00	Materiales eléctricos	256.472	0	0	0	0	0	256.472
402	10	12	00	Materiales para instalaciones sanitarias	505.735	0	0	0	0	0	505.735
402	10	13	00	Materiales fotográficos	13.182	0	0	0	0	0	13.182
402	10	99	00	Otros productos y útiles diversos	4.740	0	0	0	0	0	4.740
403	**00**	**00**	**00**	**Servicios no personales**	**2.761.989**	**0**	**0**	0	0	0	**2.761.989**
403	01	00	00	Alquileres de inmuebles	40.199	0	0	0	0	0	40.199
403	01	01	00	Alquileres de edificios y locales	18.789	0	0	0	0	0	18.789
403	01	02	00	Alquileres de instalaciones culturales y recreativas	21.410	0	0	0	0	0	21.410
403	02	00	00	Alquileres de maquinaria y equipos	308.348	0	0	0	0	0	308.348
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	20.119	0	0	0	0	0	20.119
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	167.979	0	0	0	0	0	167.979
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	34.734	0	0	0	0	0	34.734
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	37.997	0	0	0	0	0	37.997
403	02	99	00	Alquileres de otras maquinaria y equipos	47.519	0	0	0	0	0	47.519
403	06	00	00	Servicios de transporte y almacenaje	19.077	0	0	0	0	0	19.077
403	06	01	00	Fletes y embalajes	19.077	0	0	0	0	0	19.077
403	07	00	00	Servicios de información, impresión y relaciones públicas	395.387	0	0	0	0	0	395.387
403	07	01	00	Publicidad y propaganda	7.458	0	0	0	0	0	7.458

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078001 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN INICIAL, A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 8.183

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	330.846	0	0	0	0	0	330.846
403	07	03	00	Relaciones sociales	55.896	0	0	0	0	0	55.896
403	07	04	00	Avisos	1.187	0	0	0	0	0	1.187
403	10	00	00	Servicios profesionales y técnicos	12.813	0	0	0	0	0	12.813
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	8.397	0	0	0	0	0	8.397
403	10	07	00	Servicios de capacitación y adiestramiento	4.416	0	0	0	0	0	4.416
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	534.550	0	0	0	0	0	534.550
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	10.009	0	0	0	0	0	10.009
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	33.570	0	0	0	0	0	33.570
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	123.786	0	0	0	0	0	123.786
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	367.185	0	0	0	0	0	367.185
403	12	00	00	Conservación y reparaciones menores de obras	146.490	0	0	0	0	0	146.490
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	123.425	0	0	0	0	0	123.425
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	23.065	0	0	0	0	0	23.065
403	16	00	00	Servicios de diversión, esparcimiento y culturales	134.778	0	0	0	0	0	134.778
403	16	01	00	Servicios de diversión, esparcimiento y culturales	134.778	0	0	0	0	0	134.778
403	18	00	00	Impuestos indirectos	1.170.347	0	0	0	0	0	1.170.347
403	18	01	00	Impuesto al valor agregado	1.170.347	0	0	0	0	0	1.170.347
				Totales	**16.733.989**	**0**	**0**	**0**	**0**	0	**16.733.989**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 10 - 21

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078002 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN PRIMARIA, A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 8.208

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**48.709.340**	0	0	0	0	0	**48.709.340**
402	01	00	00	Productos alimenticios y agropecuarios	403.115	0	0	0	0	0	403.115
402	01	02	00	Alimentos para animales	88.672	0	0	0	0	0	88.672
402	01	03	00	Productos agrícolas y pecuarios	314.443	0	0	0	0	0	314.443
402	02	00	00	Productos de minas, canteras y yacimientos	329.883	0	0	0	0	0	329.883
402	02	05	00	Piedra, arcilla, arena y tierra	329.883	0	0	0	0	0	329.883
402	03	00	00	Textiles y vestuarios	1.585.367	0	0	0	0	0	1.585.367
402	03	01	00	Textiles	210.958	0	0	0	0	0	210.958
402	03	02	00	Prendas de vestir	992.917	0	0	0	0	0	992.917
402	03	03	00	Calzados	381.492	0	0	0	0	0	381.492
402	04	00	00	Productos de cuero y caucho	54.422	0	0	0	0	0	54.422
402	04	03	00	Cauchos y tripas para vehículos	54.422	0	0	0	0	0	54.422
402	05	00	00	Productos de papel, cartón e impresos	11.532.616	0	0	0	0	0	11.532.616
402	05	01	00	Pulpa de madera, papel y cartón	1.115.747	0	0	0	0	0	1.115.747
402	05	02	00	Envases y cajas de papel y cartón	225.932	0	0	0	0	0	225.932
402	05	03	00	Productos de papel y cartón para oficina	4.198.070	0	0	0	0	0	4.198.070
402	05	04	00	Libros, revistas y periódicos	393.553	0	0	0	0	0	393.553
402	05	05	00	Material de enseñanza	2.160.508	0	0	0	0	0	2.160.508
402	05	06	00	Productos de papel y cartón para computación	535.404	0	0	0	0	0	535.404
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.797.740	0	0	0	0	0	2.797.740
402	05	99	00	Otros productos de pulpa, papel y cartón	105.662	0	0	0	0	0	105.662
402	06	00	00	Productos químicos y derivados	5.109.123	0	0	0	0	0	5.109.123
402	06	01	00	Sustancias químicas y de uso industrial	114.035	0	0	0	0	0	114.035
402	06	02	00	Abonos, plaguicidas y otros	332.167	0	0	0	0	0	332.167

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078002 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN PRIMARIA, A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 8.208

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	2.621.390	0	0	0	0	0	2.621.390
402	06	04	00	Productos farmacéuticos y medicamentos	680.291	0	0	0	0	0	680.291
402	06	05	00	Productos de tocador	52.632	0	0	0	0	0	52.632
402	06	06	00	Combustibles y lubricantes	30.857	0	0	0	0	0	30.857
402	06	07	00	Productos diversos derivados del petróleo y del carbón	36.806	0	0	0	0	0	36.806
402	06	08	00	Productos plásticos	1.221.570	0	0	0	0	0	1.221.570
402	06	99	00	Otros productos de la industria química y conexos	19.375	0	0	0	0	0	19.375
402	07	00	00	Productos minerales no metálicos	1.290.125	0	0	0	0	0	1.290.125
402	07	01	00	Productos de barro, loza y porcelana	359.373	0	0	0	0	0	359.373
402	07	02	00	Vidrios y productos de vidrio	272.736	0	0	0	0	0	272.736
402	07	03	00	Productos de arcilla para construcción	265.344	0	0	0	0	0	265.344
402	07	04	00	Cemento, cal y yeso	392.672	0	0	0	0	0	392.672
402	08	00	00	Productos metálicos	3.308.316	0	0	0	0	0	3.308.316
402	08	01	00	Productos primarios de hierro y acero	434.595	0	0	0	0	0	434.595
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.080.382	0	0	0	0	0	1.080.382
402	08	04	00	Productos metálicos estructurales	172.296	0	0	0	0	0	172.296
402	08	07	00	Material de señalamiento	12.000	0	0	0	0	0	12.000
402	08	08	00	Material de educación	1.144.974	0	0	0	0	0	1.144.974
402	08	09	00	Repuestos y accesorios para equipos de transporte	289.740	0	0	0	0	0	289.740
402	08	10	00	Repuestos y accesorios para otros equipos	109.922	0	0	0	0	0	109.922
402	08	99	00	Otros productos metálicos	64.407	0	0	0	0	0	64.407
402	09	00	00	Productos de madera	727.010	0	0	0	0	0	727.010
402	09	01	00	Productos primarios de madera	498.020	0	0	0	0	0	498.020
402	09	02	00	Muebles y accesorios de madera para edificaciones	217.545	0	0	0	0	0	217.545

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078002 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN PRIMARIA, A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 8.208

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	99	00	Otros productos de madera	11.445	0	0	0	0	0	11.445
402	10	00	00	Productos varios y útiles diversos	24.369.363	0	0	0	0	0	24.369.363
402	10	01	00	Artículos de deporte, recreación y juguetes	3.170.711	0	0	0	0	0	3.170.711
402	10	02	00	Materiales y útiles de limpieza y aseo	6.548.619	0	0	0	0	0	6.548.619
402	10	03	00	Utensilios de cocina y comedor	2.282.551	0	0	0	0	0	2.282.551
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.058.470	0	0	0	0	0	1.058.470
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.891.264	0	0	0	0	0	4.891.264
402	10	06	00	Condecoraciones, ofrendas y similares	434.084	0	0	0	0	0	434.084
402	10	07	00	Productos de seguridad en el trabajo	250.073	0	0	0	0	0	250.073
402	10	08	00	Materiales para equipos de computación	2.206.189	0	0	0	0	0	2.206.189
402	10	10	00	Útiles religiosos	33.993	0	0	0	0	0	33.993
402	10	11	00	Materiales eléctricos	1.747.424	0	0	0	0	0	1.747.424
402	10	12	00	Materiales para instalaciones sanitarias	1.574.266	0	0	0	0	0	1.574.266
402	10	13	00	Materiales fotográficos	84.375	0	0	0	0	0	84.375
402	10	99	00	Otros productos y útiles diversos	87.344	0	0	0	0	0	87.344
403	**00**	**00**	**00**	**Servicios no personales**	**11.411.074**	**0**	**0**	**0**	**0**	**0**	**11.411.074**
403	01	00	00	Alquileres de inmuebles	87.247	0	0	0	0	0	87.247
403	01	01	00	Alquileres de edificios y locales	26.371	0	0	0	0	0	26.371
403	01	02	00	Alquileres de instalaciones culturales y recreativas	60.876	0	0	0	0	0	60.876
403	02	00	00	Alquileres de maquinaria y equipos	529.943	0	0	0	0	0	529.943
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	16.524	0	0	0	0	0	16.524
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	469.122	0	0	0	0	0	469.122
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	30.797	0	0	0	0	0	30.797
403	02	99	00	Alquileres de otras maquinaria y equipos	13.500	0	0	0	0	0	13.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078002 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN PRIMARIA, A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 8.208

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	00	00	Servicios básicos	96.000	0	0	0	0	0	96.000
403	04	02	00	Gas	96.000	0	0	0	0	0	96.000
403	06	00	00	Servicios de transporte y almacenaje	655.993	0	0	0	0	0	655.993
403	06	01	00	Fletes y embalajes	515.765	0	0	0	0	0	515.765
403	06	03	00	Estacionamiento	68.629	0	0	0	0	0	68.629
403	06	04	00	Peaje	71.599	0	0	0	0	0	71.599
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.474.549	0	0	0	0	0	1.474.549
403	07	01	00	Publicidad y propaganda	173.995	0	0	0	0	0	173.995
403	07	02	00	Imprenta y reproducción	1.095.401	0	0	0	0	0	1.095.401
403	07	03	00	Relaciones sociales	83.166	0	0	0	0	0	83.166
403	07	04	00	Avisos	121.987	0	0	0	0	0	121.987
403	10	00	00	Servicios profesionales y técnicos	25.752	0	0	0	0	0	25.752
403	10	07	00	Servicios de capacitación y adiestramiento	19.315	0	0	0	0	0	19.315
403	10	09	00	Servicios de lavandería y tintorería	6.437	0	0	0	0	0	6.437
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.158.341	0	0	0	0	0	2.158.341
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	17.002	0	0	0	0	0	17.002
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	198.542	0	0	0	0	0	198.542
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	8.348	0	0	0	0	0	8.348
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	161.303	0	0	0	0	0	161.303
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	397.847	0	0	0	0	0	397.847
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.217.662	0	0	0	0	0	1.217.662
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	157.637	0	0	0	0	0	157.637
403	12	00	00	Conservación y reparaciones menores de obras	846.404	0	0	0	0	0	846.404

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078002 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN PRIMARIA, A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 8.208

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	600.643	0	0	0	0	0	600.643
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	245.761	0	0	0	0	0	245.761
403	16	00	00	Servicios de diversión, esparcimiento y culturales	582.312	0	0	0	0	0	582.312
403	16	01	00	Servicios de diversión, esparcimiento y culturales	582.312	0	0	0	0	0	582.312
403	18	00	00	Impuestos indirectos	4.954.533	0	0	0	0	0	4.954.533
403	18	01	00	Impuesto al valor agregado	4.954.533	0	0	0	0	0	4.954.533
				Totales	**60.120.414**	**0**	**0**	**0**	**0**	**0**	**60.120.414**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078003 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN MEDIA, A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 3.165

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**27.818.428**	**0**	**0**	**0**	**0**	**0**	**27.818.428**
402	01	00	00	Productos alimenticios y agropecuarios	3.269.371	0	0	0	0	0	3.269.371
402	01	01	00	Alimentos y bebidas para personas	46.264	0	0	0	0	0	46.264
402	01	02	00	Alimentos para animales	1.661.026	0	0	0	0	0	1.661.026
402	01	03	00	Productos agrícolas y pecuarios	1.523.081	0	0	0	0	0	1.523.081
402	01	99	00	Otros productos alimenticios y agropecuarios	39.000	0	0	0	0	0	39.000
402	02	00	00	Productos de minas, canteras y yacimientos	238.375	0	0	0	0	0	238.375
402	02	02	00	Petróleo crudo y gas natural	72.392	0	0	0	0	0	72.392
402	02	03	00	Mineral de hierro	4.018	0	0	0	0	0	4.018
402	02	04	00	Mineral no ferroso	44.373	0	0	0	0	0	44.373
402	02	05	00	Piedra, arcilla, arena y tierra	117.592	0	0	0	0	0	117.592
402	03	00	00	Textiles y vestuarios	698.402	0	0	0	0	0	698.402
402	03	01	00	Textiles	16.542	0	0	0	0	0	16.542
402	03	02	00	Prendas de vestir	462.802	0	0	0	0	0	462.802
402	03	03	00	Calzados	219.058	0	0	0	0	0	219.058
402	04	00	00	Productos de cuero y caucho	589.212	0	0	0	0	0	589.212
402	04	03	00	Cauchos y tripas para vehículos	586.948	0	0	0	0	0	586.948
402	04	99	00	Otros productos de cuero y caucho	2.264	0	0	0	0	0	2.264
402	05	00	00	Productos de papel, cartón e impresos	5.236.439	0	0	0	0	0	5.236.439
402	05	01	00	Pulpa de madera, papel y cartón	739.262	0	0	0	0	0	739.262
402	05	02	00	Envases y cajas de papel y cartón	135.116	0	0	0	0	0	135.116
402	05	03	00	Productos de papel y cartón para oficina	1.800.384	0	0	0	0	0	1.800.384
402	05	04	00	Libros, revistas y periódicos	231.757	0	0	0	0	0	231.757
402	05	05	00	Material de enseñanza	895.575	0	0	0	0	0	895.575

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078003 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN MEDIA, A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 3.165

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	06	00	Productos de papel y cartón para computación	299.964	0	0	0	0	0	299.964
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.128.609	0	0	0	0	0	1.128.609
402	05	99	00	Otros productos de pulpa, papel y cartón	5.772	0	0	0	0	0	5.772
402	06	00	00	Productos químicos y derivados	4.084.992	0	0	0	0	0	4.084.992
402	06	01	00	Sustancias químicas y de uso industrial	464.830	0	0	0	0	0	464.830
402	06	02	00	Abonos, plaguicidas y otros	730.405	0	0	0	0	0	730.405
402	06	03	00	Tintas, pinturas y colorantes	1.523.019	0	0	0	0	0	1.523.019
402	06	04	00	Productos farmacéuticos y medicamentos	431.435	0	0	0	0	0	431.435
402	06	05	00	Productos de tocador	5.189	0	0	0	0	0	5.189
402	06	06	00	Combustibles y lubricantes	328.728	0	0	0	0	0	328.728
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.945	0	0	0	0	0	1.945
402	06	08	00	Productos plásticos	572.995	0	0	0	0	0	572.995
402	06	99	00	Otros productos de la industria química y conexos	26.446	0	0	0	0	0	26.446
402	07	00	00	Productos minerales no metálicos	373.474	0	0	0	0	0	373.474
402	07	01	00	Productos de barro, loza y porcelana	4.809	0	0	0	0	0	4.809
402	07	02	00	Vidrios y productos de vidrio	104.620	0	0	0	0	0	104.620
402	07	03	00	Productos de arcilla para construcción	71.042	0	0	0	0	0	71.042
402	07	04	00	Cemento, cal y yeso	184.263	0	0	0	0	0	184.263
402	07	99	00	Otros productos minerales no metálicos	8.740	0	0	0	0	0	8.740
402	08	00	00	Productos metálicos	2.504.209	0	0	0	0	0	2.504.209
402	08	01	00	Productos primarios de hierro y acero	388.230	0	0	0	0	0	388.230
402	08	02	00	Productos de metales no ferrosos	20.724	0	0	0	0	0	20.724
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.008.956	0	0	0	0	0	1.008.956
402	08	04	00	Productos metálicos estructurales	97.039	0	0	0	0	0	97.039

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078003 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN MEDIA, A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 3.165

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	07	00	Material de señalamiento	25.167	0	0	0	0	0	25.167
402	08	08	00	Material de educación	309.221	0	0	0	0	0	309.221
402	08	09	00	Repuestos y accesorios para equipos de transporte	544.718	0	0	0	0	0	544.718
402	08	10	00	Repuestos y accesorios para otros equipos	99.692	0	0	0	0	0	99.692
402	08	99	00	Otros productos metálicos	10.462	0	0	0	0	0	10.462
402	09	00	00	Productos de madera	795.223	0	0	0	0	0	795.223
402	09	01	00	Productos primarios de madera	771.040	0	0	0	0	0	771.040
402	09	02	00	Muebles y accesorios de madera para edificaciones	24.183	0	0	0	0	0	24.183
402	10	00	00	Productos varios y útiles diversos	10.028.731	0	0	0	0	0	10.028.731
402	10	01	00	Artículos de deporte, recreación y juguetes	1.274.520	0	0	0	0	0	1.274.520
402	10	02	00	Materiales y útiles de limpieza y aseo	2.348.817	0	0	0	0	0	2.348.817
402	10	03	00	Utensilios de cocina y comedor	448.999	0	0	0	0	0	448.999
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	974.086	0	0	0	0	0	974.086
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.591.110	0	0	0	0	0	1.591.110
402	10	06	00	Condecoraciones, ofrendas y similares	23.179	0	0	0	0	0	23.179
402	10	07	00	Productos de seguridad en el trabajo	266.750	0	0	0	0	0	266.750
402	10	08	00	Materiales para equipos de computación	900.672	0	0	0	0	0	900.672
402	10	10	00	Útiles religiosos	5.000	0	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	1.556.895	0	0	0	0	0	1.556.895
402	10	12	00	Materiales para instalaciones sanitarias	633.610	0	0	0	0	0	633.610
402	10	13	00	Materiales fotográficos	973	0	0	0	0	0	973
402	10	99	00	Otros productos y útiles diversos	4.120	0	0	0	0	0	4.120
403	**00**	**00**	**00**	**Servicios no personales**	**7.112.505**	**0**	**0**	**0**	**0**	0	**7.112.505**
403	01	00	00	Alquileres de inmuebles	35.145	0	0	0	0	0	35.145

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078003 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN MEDIA, A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 3.165

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	01	00	Alquileres de edificios y locales	29.079	0	0	0	0	0	29.079
403	01	02	00	Alquileres de instalaciones culturales y recreativas	6.066	0	0	0	0	0	6.066
403	02	00	00	Alquileres de maquinaria y equipos	519.747	0	0	0	0	0	519.747
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	126.424	0	0	0	0	0	126.424
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	325.040	0	0	0	0	0	325.040
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	58.283	0	0	0	0	0	58.283
403	04	00	00	Servicios básicos	14.997	0	0	0	0	0	14.997
403	04	02	00	Gas	13.749	0	0	0	0	0	13.749
403	04	04	00	Teléfonos	1.248	0	0	0	0	0	1.248
403	06	00	00	Servicios de transporte y almacenaje	269.227	0	0	0	0	0	269.227
403	06	01	00	Fletes y embalajes	269.227	0	0	0	0	0	269.227
403	07	00	00	Servicios de información, impresión y relaciones públicas	447.940	0	0	0	0	0	447.940
403	07	01	00	Publicidad y propaganda	50.780	0	0	0	0	0	50.780
403	07	02	00	Imprenta y reproducción	341.559	0	0	0	0	0	341.559
403	07	03	00	Relaciones sociales	50.824	0	0	0	0	0	50.824
403	07	04	00	Avisos	4.777	0	0	0	0	0	4.777
403	10	00	00	Servicios profesionales y técnicos	110.000	0	0	0	0	0	110.000
403	10	10	00	Servicios de vigilancia	110.000	0	0	0	0	0	110.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.903.586	0	0	0	0	0	1.903.586
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	332.867	0	0	0	0	0	332.867
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	715.404	0	0	0	0	0	715.404
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	71.605	0	0	0	0	0	71.605

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078003 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN MEDIA, A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 3.165

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	37.061	0	0	0	0	0	37.061
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	744.806	0	0	0	0	0	744.806
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.843	0	0	0	0	0	1.843
403	12	00	00	Conservación y reparaciones menores de obras	154.847	0	0	0	0	0	154.847
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	154.810	0	0	0	0	0	154.810
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	37	0	0	0	0	0	37
403	16	00	00	Servicios de diversión, esparcimiento y culturales	36.057	0	0	0	0	0	36.057
403	16	01	00	Servicios de diversión, esparcimiento y culturales	36.057	0	0	0	0	0	36.057
403	18	00	00	Impuestos indirectos	3.620.959	0	0	0	0	0	3.620.959
403	18	01	00	Impuesto al valor agregado	3.620.959	0	0	0	0	0	3.620.959
				Totales	**34.930.933**	0	0	0	0	0	**34.930.933**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 100078004 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN ESPECIAL, A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 710

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.303.721**	**0**	**0**	**0**	**0**	**0**	**4.303.721**
402	01	00	00	Productos alimenticios y agropecuarios	22.142	0	0	0	0	0	22.142
402	01	02	00	Alimentos para animales	8.848	0	0	0	0	0	8.848
402	01	03	00	Productos agrícolas y pecuarios	13.294	0	0	0	0	0	13.294
402	02	00	00	Productos de minas, canteras y yacimientos	30.300	0	0	0	0	0	30.300
402	02	05	00	Piedra, arcilla, arena y tierra	30.300	0	0	0	0	0	30.300
402	03	00	00	Textiles y vestuarios	91.565	0	0	0	0	0	91.565
402	03	01	00	Textiles	11.619	0	0	0	0	0	11.619
402	03	02	00	Prendas de vestir	63.611	0	0	0	0	0	63.611
402	03	03	00	Calzados	16.335	0	0	0	0	0	16.335
402	04	00	00	Productos de cuero y caucho	44.000	0	0	0	0	0	44.000
402	04	03	00	Cauchos y tripas para vehículos	44.000	0	0	0	0	0	44.000
402	05	00	00	Productos de papel, cartón e impresos	1.359.334	0	0	0	0	0	1.359.334
402	05	01	00	Pulpa de madera, papel y cartón	194.507	0	0	0	0	0	194.507
402	05	02	00	Envases y cajas de papel y cartón	39.689	0	0	0	0	0	39.689
402	05	03	00	Productos de papel y cartón para oficina	551.615	0	0	0	0	0	551.615
402	05	04	00	Libros, revistas y periódicos	14.217	0	0	0	0	0	14.217
402	05	05	00	Material de enseñanza	230.174	0	0	0	0	0	230.174
402	05	06	00	Productos de papel y cartón para computación	51.160	0	0	0	0	0	51.160
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	237.078	0	0	0	0	0	237.078
402	05	99	00	Otros productos de pulpa, papel y cartón	40.894	0	0	0	0	0	40.894
402	06	00	00	Productos químicos y derivados	366.923	0	0	0	0	0	366.923
402	06	02	00	Abonos, plaguicidas y otros	20.883	0	0	0	0	0	20.883
402	06	03	00	Tintas, pinturas y colorantes	173.994	0	0	0	0	0	173.994

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078004 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN ESPECIAL, A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 710

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	64.333	0	0	0	0	0	64.333
402	06	05	00	Productos de tocador	149	0	0	0	0	0	149
402	06	06	00	Combustibles y lubricantes	2.687	0	0	0	0	0	2.687
402	06	07	00	Productos diversos derivados del petróleo y del carbón	4.150	0	0	0	0	0	4.150
402	06	08	00	Productos plásticos	95.418	0	0	0	0	0	95.418
402	06	99	00	Otros productos de la industria química y conexos	5.309	0	0	0	0	0	5.309
402	07	00	00	Productos minerales no metálicos	130.492	0	0	0	0	0	130.492
402	07	01	00	Productos de barro, loza y porcelana	20.000	0	0	0	0	0	20.000
402	07	02	00	Vidrios y productos de vidrio	52.835	0	0	0	0	0	52.835
402	07	03	00	Productos de arcilla para construcción	26.618	0	0	0	0	0	26.618
402	07	04	00	Cemento, cal y yeso	31.039	0	0	0	0	0	31.039
402	08	00	00	Productos metálicos	198.459	0	0	0	0	0	198.459
402	08	01	00	Productos primarios de hierro y acero	18.563	0	0	0	0	0	18.563
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	72.798	0	0	0	0	0	72.798
402	08	04	00	Productos metálicos estructurales	2.000	0	0	0	0	0	2.000
402	08	08	00	Material de educación	28.536	0	0	0	0	0	28.536
402	08	09	00	Repuestos y accesorios para equipos de transporte	50.561	0	0	0	0	0	50.561
402	08	10	00	Repuestos y accesorios para otros equipos	14.684	0	0	0	0	0	14.684
402	08	99	00	Otros productos metálicos	11.317	0	0	0	0	0	11.317
402	09	00	00	Productos de madera	204.621	0	0	0	0	0	204.621
402	09	01	00	Productos primarios de madera	76.604	0	0	0	0	0	76.604
402	09	02	00	Muebles y accesorios de madera para edificaciones	10.968	0	0	0	0	0	10.968
402	09	99	00	Otros productos de madera	117.049	0	0	0	0	0	117.049
402	10	00	00	Productos varios y útiles diversos	1.855.885	0	0	0	0	0	1.855.885

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 100078004 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN ESPECIAL, A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 710

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	01	00	Artículos de deporte, recreación y juguetes	308.987	0	0	0	0	0	308.987
402	10	02	00	Materiales y útiles de limpieza y aseo	586.615	0	0	0	0	0	586.615
402	10	03	00	Utensilios de cocina y comedor	106.431	0	0	0	0	0	106.431
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	40.583	0	0	0	0	0	40.583
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	330.382	0	0	0	0	0	330.382
402	10	06	00	Condecoraciones, ofrendas y similares	18.103	0	0	0	0	0	18.103
402	10	07	00	Productos de seguridad en el trabajo	28.520	0	0	0	0	0	28.520
402	10	08	00	Materiales para equipos de computación	123.811	0	0	0	0	0	123.811
402	10	11	00	Materiales eléctricos	123.043	0	0	0	0	0	123.043
402	10	12	00	Materiales para instalaciones sanitarias	143.574	0	0	0	0	0	143.574
402	10	13	00	Materiales fotográficos	6.084	0	0	0	0	0	6.084
402	10	99	00	Otros productos y útiles diversos	39.752	0	0	0	0	0	39.752
403	**00**	**00**	**00**	**Servicios no personales**	**1.022.779**	**0**	**0**	**0**	**0**	**0**	**1.022.779**
403	01	00	00	Alquileres de inmuebles	35.600	0	0	0	0	0	35.600
403	01	01	00	Alquileres de edificios y locales	20.000	0	0	0	0	0	20.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	15.600	0	0	0	0	0	15.600
403	02	00	00	Alquileres de maquinaria y equipos	71.133	0	0	0	0	0	71.133
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	54.586	0	0	0	0	0	54.586
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	1.792	0	0	0	0	0	1.792
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	13.471	0	0	0	0	0	13.471
403	02	99	00	Alquileres de otras maquinaria y equipos	1.284	0	0	0	0	0	1.284
403	04	00	00	Servicios básicos	7.641	0	0	0	0	0	7.641
403	04	01	00	Electricidad	3.646	0	0	0	0	0	3.646
403	04	03	00	Agua	2.571	0	0	0	0	0	2.571

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078004 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN ESPECIAL, A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 710

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	04	00	Teléfonos	1.424	0	0	0	0	0	1.424
403	06	00	00	Servicios de transporte y almacenaje	39.709	0	0	0	0	0	39.709
403	06	01	00	Fletes y embalajes	39.709	0	0	0	0	0	39.709
403	07	00	00	Servicios de información, impresión y relaciones públicas	139.619	0	0	0	0	0	139.619
403	07	01	00	Publicidad y propaganda	282	0	0	0	0	0	282
403	07	02	00	Imprenta y reproducción	107.725	0	0	0	0	0	107.725
403	07	03	00	Relaciones sociales	31.612	0	0	0	0	0	31.612
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	183.000	0	0	0	0	0	183.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	11.772	0	0	0	0	0	11.772
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	36.023	0	0	0	0	0	36.023
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	6.000	0	0	0	0	0	6.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	23.400	0	0	0	0	0	23.400
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	105.805	0	0	0	0	0	105.805
403	12	00	00	Conservación y reparaciones menores de obras	92.272	0	0	0	0	0	92.272
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	82.641	0	0	0	0	0	82.641
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	9.631	0	0	0	0	0	9.631
403	16	00	00	Servicios de diversión, esparcimiento y culturales	9.481	0	0	0	0	0	9.481
403	16	01	00	Servicios de diversión, esparcimiento y culturales	9.481	0	0	0	0	0	9.481
403	18	00	00	Impuestos indirectos	444.324	0	0	0	0	0	444.324
403	18	01	00	Impuesto al valor agregado	444.324	0	0	0	0	0	444.324
				Totales	**5.326.500**	**0**	**0**	**0**	**0**	**0**	**5.326.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078005 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE LA MODALIDAD DE EDUCACIÓN DE JÓVENES, ADULTOS Y ADULTAS A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 687

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**3.874.575**	**0**	**0**	**0**	**0**	**0**	**3.874.575**
402	01	00	00	Productos alimenticios y agropecuarios	6.248	0	0	0	0	0	6.248
402	01	03	00	Productos agrícolas y pecuarios	6.248	0	0	0	0	0	6.248
402	02	00	00	Productos de minas, canteras y yacimientos	56	0	0	0	0	0	56
402	02	06	00	Mineral para la fabricación de productos químicos	56	0	0	0	0	0	56
402	03	00	00	Textiles y vestuarios	379.968	0	0	0	0	0	379.968
402	03	01	00	Textiles	354.947	0	0	0	0	0	354.947
402	03	02	00	Prendas de vestir	16.854	0	0	0	0	0	16.854
402	03	03	00	Calzados	8.167	0	0	0	0	0	8.167
402	05	00	00	Productos de papel, cartón e impresos	1.237.468	0	0	0	0	0	1.237.468
402	05	01	00	Pulpa de madera, papel y cartón	278.423	0	0	0	0	0	278.423
402	05	02	00	Envases y cajas de papel y cartón	25.619	0	0	0	0	0	25.619
402	05	03	00	Productos de papel y cartón para oficina	548.442	0	0	0	0	0	548.442
402	05	04	00	Libros, revistas y periódicos	4.907	0	0	0	0	0	4.907
402	05	05	00	Material de enseñanza	84.099	0	0	0	0	0	84.099
402	05	06	00	Productos de papel y cartón para computación	77.240	0	0	0	0	0	77.240
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	213.729	0	0	0	0	0	213.729
402	05	99	00	Otros productos de pulpa, papel y cartón	5.009	0	0	0	0	0	5.009
402	06	00	00	Productos químicos y derivados	533.583	0	0	0	0	0	533.583
402	06	01	00	Sustancias químicas y de uso industrial	20.550	0	0	0	0	0	20.550
402	06	02	00	Abonos, plaguicidas y otros	4.733	0	0	0	0	0	4.733
402	06	03	00	Tintas, pinturas y colorantes	326.278	0	0	0	0	0	326.278
402	06	04	00	Productos farmacéuticos y medicamentos	43.652	0	0	0	0	0	43.652
402	06	05	00	Productos de tocador	10.776	0	0	0	0	0	10.776

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078005 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE LA MODALIDAD DE EDUCACIÓN DE JÓVENES, ADULTOS Y ADULTAS A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 687

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	6.550	0	0	0	0	0	6.550
402	06	08	00	Productos plásticos	121.044	0	0	0	0	0	121.044
402	07	00	00	Productos minerales no metálicos	34.345	0	0	0	0	0	34.345
402	07	01	00	Productos de barro, loza y porcelana	7.450	0	0	0	0	0	7.450
402	07	02	00	Vidrios y productos de vidrio	5.200	0	0	0	0	0	5.200
402	07	03	00	Productos de arcilla para construcción	11.645	0	0	0	0	0	11.645
402	07	04	00	Cemento, cal y yeso	10.050	0	0	0	0	0	10.050
402	08	00	00	Productos metálicos	135.345	0	0	0	0	0	135.345
402	08	01	00	Productos primarios de hierro y acero	50.900	0	0	0	0	0	50.900
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	44.049	0	0	0	0	0	44.049
402	08	08	00	Material de educación	36.239	0	0	0	0	0	36.239
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.962	0	0	0	0	0	3.962
402	08	10	00	Repuestos y accesorios para otros equipos	195	0	0	0	0	0	195
402	09	00	00	Productos de madera	19.697	0	0	0	0	0	19.697
402	09	01	00	Productos primarios de madera	19.697	0	0	0	0	0	19.697
402	10	00	00	Productos varios y útiles diversos	1.527.865	0	0	0	0	0	1.527.865
402	10	01	00	Artículos de deporte, recreación y juguetes	55.653	0	0	0	0	0	55.653
402	10	02	00	Materiales y útiles de limpieza y aseo	420.817	0	0	0	0	0	420.817
402	10	03	00	Utensilios de cocina y comedor	52.400	0	0	0	0	0	52.400
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	12.481	0	0	0	0	0	12.481
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	381.599	0	0	0	0	0	381.599
402	10	06	00	Condecoraciones, ofrendas y similares	8.015	0	0	0	0	0	8.015
402	10	07	00	Productos de seguridad en el trabajo	1.200	0	0	0	0	0	1.200
402	10	08	00	Materiales para equipos de computación	240.637	0	0	0	0	0	240.637

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078005 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE LA MODALIDAD DE EDUCACIÓN DE JÓVENES, ADULTOS Y ADULTAS A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 687

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	10	00	Útiles religiosos	65.093	0	0	0	0	0	65.093
402	10	11	00	Materiales eléctricos	187.474	0	0	0	0	0	187.474
402	10	12	00	Materiales para instalaciones sanitarias	86.664	0	0	0	0	0	86.664
402	10	13	00	Materiales fotográficos	12.938	0	0	0	0	0	12.938
402	10	99	00	Otros productos y útiles diversos	2.894	0	0	0	0	0	2.894
403	**00**	**00**	**00**	**Servicios no personales**	**886.174**	**0**	**0**	**0**	**0**	**0**	**886.174**
403	01	00	00	Alquileres de inmuebles	8.764	0	0	0	0	0	8.764
403	01	01	00	Alquileres de edificios y locales	5.752	0	0	0	0	0	5.752
403	01	02	00	Alquileres de instalaciones culturales y recreativas	3.012	0	0	0	0	0	3.012
403	02	00	00	Alquileres de maquinaria y equipos	80.805	0	0	0	0	0	80.805
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	2.734	0	0	0	0	0	2.734
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	70.253	0	0	0	0	0	70.253
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	5.244	0	0	0	0	0	5.244
403	02	99	00	Alquileres de otras maquinaria y equipos	2.574	0	0	0	0	0	2.574
403	06	00	00	Servicios de transporte y almacenaje	36.497	0	0	0	0	0	36.497
403	06	01	00	Fletes y embalajes	35.932	0	0	0	0	0	35.932
403	06	03	00	Estacionamiento	518	0	0	0	0	0	518
403	06	04	00	Peaje	47	0	0	0	0	0	47
403	07	00	00	Servicios de información, impresión y relaciones públicas	130.885	0	0	0	0	0	130.885
403	07	01	00	Publicidad y propaganda	40.142	0	0	0	0	0	40.142
403	07	02	00	Imprenta y reproducción	60.218	0	0	0	0	0	60.218
403	07	03	00	Relaciones sociales	20.095	0	0	0	0	0	20.095
403	07	04	00	Avisos	10.430	0	0	0	0	0	10.430
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	14	0	0	0	0	0	14

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078005 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE LA MODALIDAD DE EDUCACIÓN DE JÓVENES, ADULTOS Y ADULTAS A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 687

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	02	00	Comisiones y gastos bancarios	14	0	0	0	0	0	14
403	09	00	00	Viáticos y pasajes	2.062	0	0	0	0	0	2.062
403	09	01	00	Viáticos y pasajes dentro del país	2.062	0	0	0	0	0	2.062
403	10	00	00	Servicios profesionales y técnicos	904	0	0	0	0	0	904
403	10	03	00	Servicios de procesamiento de datos	820	0	0	0	0	0	820
403	10	07	00	Servicios de capacitación y adiestramiento	44	0	0	0	0	0	44
403	10	99	00	Otros servicios profesionales y técnicos	40	0	0	0	0	0	40
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	139.687	0	0	0	0	0	139.687
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	88	0	0	0	0	0	88
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	27.454	0	0	0	0	0	27.454
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	29	0	0	0	0	0	29
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	33.349	0	0	0	0	0	33.349
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	76.216	0	0	0	0	0	76.216
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.551	0	0	0	0	0	2.551
403	12	00	00	Conservación y reparaciones menores de obras	21.932	0	0	0	0	0	21.932
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	21.491	0	0	0	0	0	21.491
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	441	0	0	0	0	0	441
403	15	00	00	Servicios fiscales	770	0	0	0	0	0	770
403	15	02	00	Tasas y otros derechos obligatorios	770	0	0	0	0	0	770
403	16	00	00	Servicios de diversión, esparcimiento y culturales	34.421	0	0	0	0	0	34.421
403	16	01	00	Servicios de diversión, esparcimiento y culturales	34.421	0	0	0	0	0	34.421
403	18	00	00	Impuestos indirectos	429.433	0	0	0	0	0	429.433
403	18	01	00	Impuesto al valor agregado	429.433	0	0	0	0	0	429.433

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078005 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE LA MODALIDAD DE EDUCACIÓN DE JÓVENES, ADULTOS Y ADULTAS A TRAVÉS DEL SUMINISTRO DE MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL

UNIDAD DE MEDIDA: PLANTEL **META:** 687

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**4.760.749**	0	0	0	0	0	**4.760.749**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078006 ATENDER DESDE EL NIVEL CENTRAL LAS NECESIDADES DE DOTACIÓN, REPARACIONES MENORES DE VEHÍCULOS, INFRAESTRUCTURA Y EQUIPOS, DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA QUE ASÍ LO REQUIERAN, PARA OPTIMIZAR EL FUNCIONAMIENTO DE SUS ACTIVIDADES ADMINISTRATIVAS Y PEDAGÓGICAS.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**48.264.113**	**0**	**0**	**0**	**0**	**0**	**48.264.113**
402	02	00	00	Productos de minas, canteras y yacimientos	300.000	0	0	0	0	0	300.000
402	02	05	00	Piedra, arcilla, arena y tierra	300.000	0	0	0	0	0	300.000
402	03	00	00	Textiles y vestuarios	18.250.000	0	0	0	0	0	18.250.000
402	03	01	00	Textiles	8.500.000	0	0	0	0	0	8.500.000
402	03	02	00	Prendas de vestir	9.750.000	0	0	0	0	0	9.750.000
402	05	00	00	Productos de papel, cartón e impresos	6.000.000	0	0	0	0	0	6.000.000
402	05	03	00	Productos de papel y cartón para oficina	6.000.000	0	0	0	0	0	6.000.000
402	06	00	00	Productos químicos y derivados	11.000.000	0	0	0	0	0	11.000.000
402	06	03	00	Tintas, pinturas y colorantes	9.000.000	0	0	0	0	0	9.000.000
402	06	08	00	Productos plásticos	2.000.000	0	0	0	0	0	2.000.000
402	07	00	00	Productos minerales no metálicos	400.000	0	0	0	0	0	400.000
402	07	04	00	Cemento, cal y yeso	400.000	0	0	0	0	0	400.000
402	08	00	00	Productos metálicos	2.014.113	0	0	0	0	0	2.014.113
402	08	01	00	Productos primarios de hierro y acero	800.000	0	0	0	0	0	800.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.214.113	0	0	0	0	0	1.214.113
402	10	00	00	Productos varios y útiles diversos	10.300.000	0	0	0	0	0	10.300.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.000.000	0	0	0	0	0	1.000.000
402	10	11	00	Materiales eléctricos	6.300.000	0	0	0	0	0	6.300.000
402	10	12	00	Materiales para instalaciones sanitarias	3.000.000	0	0	0	0	0	3.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**36.137.826**	**0**	**0**	**0**	**0**	**0**	**36.137.826**
403	12	00	00	Conservación y reparaciones menores de obras	27.226.132	0	0	0	0	0	27.226.132
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	27.226.132	0	0	0	0	0	27.226.132
403	18	00	00	Impuestos indirectos	8.911.694	0	0	0	0	0	8.911.694

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116819 100078000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDONEIDAD DE LA INFRAESTRUCTURA, EL EQUIPAMIENTO Y LOS SERVICIOS EN LOS DISTINTOS ESPACIOS EDUCATIVOS DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA A FIN DE EJECUTAR ACTIVIDADES ACADÉMICAS Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PLANTEL **META:** 20.953

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100078006 ATENDER DESDE EL NIVEL CENTRAL LAS NECESIDADES DE DOTACIÓN, REPARACIONES MENORES DE VEHÍCULOS, INFRAESTRUCTURA Y EQUIPOS, DE LOS PLANTELES NACIONALES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA QUE ASÍ LO REQUIERAN, PARA OPTIMIZAR EL FUNCIONAMIENTO DE SUS ACTIVIDADES ADMINISTRATIVAS Y PEDAGÓGICAS.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	8.911.694	0	0	0	0	0	8.911.694
404	**00**	**00**	**00**	**Activos reales**	**26.000.000**	**0**	**0**	**0**	**0**	**0**	**26.000.000**
404	04	00	00	Equipos de transporte, tracción y elevación	20.000.000	0	0	0	0	0	20.000.000
404	04	01	00	Vehículos automotores terrestres	20.000.000	0	0	0	0	0	20.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.000.000	0	0	0	0	0	6.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	6.000.000	0	0	0	0	0	6.000.000
				Totales	**110.401.939**	**0**	**0**	**0**	**0**	**0**	**110.401.939**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116763 100079000 PROGRAMA DE ALIMENTACIÓN ESCOLAR (PAE)

OBJETIVO DEL PROYECTO: GARANTIZAR A LA POBLACIÓN ESCOLAR ATENDIDA POR EL SUBSISTEMA DE EDUCACION BÁSICA UNA ALIMENTACIÓN DIARIA, VARIADA, BALANCEADA, DE CALIDAD Y ADECUADA A LOS REQUERIMIENTOS NUTRICIONALES, CALÓRICOS Y ENERGÉTICOS ESPECÍFICOS A CADA GRUPO ETARIO.

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 4.250.979 **FEMENINO:** 2.210.509 **MASCULINO:** 2.040.470

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**608.256.248**	**0**	**0**	**0**	**0**	**0**	**608.256.248**
401	01	00	00	Sueldos, salarios y otras retribuciones	608.256.248	0	0	0	0	0	608.256.248
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	608.256.248	0	0	0	0	0	608.256.248
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.877.023.328**	**0**	**0**	**1.600.000.000**	**0**	**0**	**4.477.023.328**
402	01	00	00	Productos alimenticios y agropecuarios	2.871.500.285	0	0	1.600.000.000	0	0	4.471.500.285
402	01	01	00	Alimentos y bebidas para personas	2.871.500.285	0	0	1.600.000.000	0	0	4.471.500.285
402	03	00	00	Textiles y vestuarios	2.237.856	0	0	0	0	0	2.237.856
402	03	02	00	Prendas de vestir	1.189.763	0	0	0	0	0	1.189.763
402	03	03	00	Calzados	1.048.093	0	0	0	0	0	1.048.093
402	10	00	00	Productos varios y útiles diversos	3.285.187	0	0	0	0	0	3.285.187
402	10	02	00	Materiales y útiles de limpieza y aseo	207.420	0	0	0	0	0	207.420
402	10	03	00	Utensilios de cocina y comedor	3.077.767	0	0	0	0	0	3.077.767
403	**00**	**00**	**00**	**Servicios no personales**	**3.842.919**	**0**	**0**	**0**	**0**	**0**	**3.842.919**
403	04	00	00	Servicios básicos	632.281	0	0	0	0	0	632.281
403	04	02	00	Gas	632.281	0	0	0	0	0	632.281
403	06	00	00	Servicios de transporte y almacenaje	299.254	0	0	0	0	0	299.254
403	06	01	00	Fletes y embalajes	299.254	0	0	0	0	0	299.254
403	18	00	00	Impuestos indirectos	2.911.384	0	0	0	0	0	2.911.384
403	18	01	00	Impuesto al valor agregado	2.911.384	0	0	0	0	0	2.911.384
				Totales	**3.489.122.495**	**0**	**0**	**1.600.000.000**	**0**	**0**	**5.089.122.495**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116763 100079000 PROGRAMA DE ALIMENTACIÓN ESCOLAR (PAE)

OBJETIVO DEL PROYECTO: GARANTIZAR A LA POBLACIÓN ESCOLAR ATENDIDA POR EL SUBSISTEMA DE EDUCACION BÁSICA UNA ALIMENTACIÓN DIARIA, VARIADA, BALANCEADA, DE CALIDAD Y ADECUADA A LOS REQUERIMIENTOS NUTRICIONALES, CALÓRICOS Y ENERGÉTICOS ESPECÍFICOS A CADA GRUPO ETARIO.

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 4.250.979 **FEMENINO:** 2.210.509 **MASCULINO:** 2.040.470

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116763 100079000 PROGRAMA DE ALIMENTACIÓN ESCOLAR (PAE)

OBJETIVO DEL PROYECTO: GARANTIZAR A LA POBLACIÓN ESCOLAR ATENDIDA POR EL SUBSISTEMA DE EDUCACION BÁSICA UNA ALIMENTACIÓN DIARIA, VARIADA, BALANCEADA, DE CALIDAD Y ADECUADA A LOS REQUERIMIENTOS NUTRICIONALES, CALÓRICOS Y ENERGÉTICOS ESPECÍFICOS A CADA GRUPO ETARIO.

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 4.250.979 **FEMENINO:** 2.210.509 **MASCULINO:** 2.040.470

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100079003 ASISTIR ALIMENTARIAMENTE A NIÑOS, NIÑAS, ADOLESCENTES Y JÓVENES DE EDUCACIÓN INICIAL, PRIMARIA, MEDIA Y ESPECIAL A TRAVÉS DEL PROGRAMA DE ALIMENTACIÓN ESCOLAR.

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 4.250.979

RESPONSABLE/EJECUTOR: COORDINACIÓN GENERAL DEL PAE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**608.256.248**	**0**	**0**	**0**	**0**	**0**	**608.256.248**
401	01	00	00	Sueldos, salarios y otras retribuciones	608.256.248	0	0	0	0	0	608.256.248
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	608.256.248	0	0	0	0	0	608.256.248
				Totales	**608.256.248**	**0**	**0**	**0**	**0**	**0**	**608.256.248**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116763 100079000 PROGRAMA DE ALIMENTACIÓN ESCOLAR (PAE)

OBJETIVO DEL PROYECTO: GARANTIZAR A LA POBLACIÓN ESCOLAR ATENDIDA POR EL SUBSISTEMA DE EDUCACION BÁSICA UNA ALIMENTACIÓN DIARIA, VARIADA, BALANCEADA, DE CALIDAD Y ADECUADA A LOS REQUERIMIENTOS NUTRICIONALES, CALÓRICOS Y ENERGÉTICOS ESPECÍFICOS A CADA GRUPO ETARIO.

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 4.250.979 **FEMENINO:** 2.210.509 **MASCULINO:** 2.040.470

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100079004 ATENDER LAS NECESIDADES DE SERVICIOS, INSUMOS Y MATERIALES REQUERIDOS PARA EL ÓPTIMO FUNCIONAMIENTO DEL PROGRAMA DE ALIMENTACIÓN ESCOLAR EN EDUCACIÓN INICIAL, PRIMARIA, MEDIA Y ESPECIAL.

UNIDAD DE MEDIDA: PLANTEL **META:** 18.540

RESPONSABLE/EJECUTOR: COORDINACIÓN GENERAL DEL PAE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.877.023.328**	**0**	**0**	**1.600.000.000**	**0**	**0**	**4.477.023.328**
402	01	00	00	Productos alimenticios y agropecuarios	2.871.500.285	0	0	1.600.000.000	0	0	4.471.500.285
402	01	01	00	Alimentos y bebidas para personas	2.871.500.285	0	0	1.600.000.000	0	0	4.471.500.285
402	03	00	00	Textiles y vestuarios	2.237.856	0	0	0	0	0	2.237.856
402	03	02	00	Prendas de vestir	1.189.763	0	0	0	0	0	1.189.763
402	03	03	00	Calzados	1.048.093	0	0	0	0	0	1.048.093
402	10	00	00	Productos varios y útiles diversos	3.285.187	0	0	0	0	0	3.285.187
402	10	02	00	Materiales y útiles de limpieza y aseo	207.420	0	0	0	0	0	207.420
402	10	03	00	Utensilios de cocina y comedor	3.077.767	0	0	0	0	0	3.077.767
403	**00**	**00**	**00**	**Servicios no personales**	**3.842.919**	**0**	**0**	**0**	**0**	**0**	**3.842.919**
403	04	00	00	Servicios básicos	632.281	0	0	0	0	0	632.281
403	04	02	00	Gas	632.281	0	0	0	0	0	632.281
403	06	00	00	Servicios de transporte y almacenaje	299.254	0	0	0	0	0	299.254
403	06	01	00	Fletes y embalajes	299.254	0	0	0	0	0	299.254
403	18	00	00	Impuestos indirectos	2.911.384	0	0	0	0	0	2.911.384
403	18	01	00	Impuesto al valor agregado	2.911.384	0	0	0	0	0	2.911.384
				Totales	**2.880.866.247**	**0**	**0**	**1.600.000.000**	**0**	**0**	**4.480.866.247**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116933 100080000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR

OBJETIVO DEL PROYECTO: GARANTIZAR EL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO, DE ACUERDO AL PERFIL Y A LAS NECESIDADES REQUERIDAS PARA EL ACCESO Y PERMANENCIA DE LOS ESTUDIANTES AL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NÓMINA CANCELADA **META:** 312

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**14.315.786.645**	**0**	**0**	**1.098.409.289**	**0**	**0**	**15.414.195.934**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.510.133.301	0	0	400.738.337	0	0	8.910.871.638
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.105.814.306	0	0	234.943.740	0	0	4.340.758.046
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	1.988.587.970	0	0	115.229.044	0	0	2.103.817.014
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.517.663.886	0	0	50.565.553	0	0	1.568.229.439
401	01	99	00	Otras retribuciones	898.067.139	0	0	0	0	0	898.067.139
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	462.026.629	0	0	0	0	0	462.026.629
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	144.460.942	0	0	0	0	0	144.460.942
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	317.565.687	0	0	0	0	0	317.565.687
401	03	00	00	Primas	1.540.592.432	0	0	16.072.501	0	0	1.556.664.933
401	03	01	00	Primas por mérito a empleados	245.121.197	0	0	0	0	0	245.121.197
401	03	02	00	Primas de transporte a empleados	273.671.761	0	0	5.604.620	0	0	279.276.381
401	03	08	00	Primas de profesionalización a empleados	20.604.119	0	0	859.960	0	0	21.464.079
401	03	09	00	Primas por antigüedad a empleados	186.370.907	0	0	0	0	0	186.370.907
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	14.602.929	0	0	0	0	0	14.602.929
401	03	16	00	Primas por mérito a obreros	2.571.024	0	0	0	0	0	2.571.024
401	03	19	00	Primas por hijos de obreros	4.227	0	0	0	0	0	4.227
401	03	21	00	Primas por antigüedad a obreros	3.371.951	0	0	0	0	0	3.371.951
401	03	97	00	Otras primas a empleados	793.610.483	0	0	9.607.921	0	0	803.218.404
401	03	98	00	Otras primas a obreros	663.834	0	0	0	0	0	663.834
401	04	00	00	Complementos de sueldos y salarios	2.621.200.537	0	0	53.703.618	0	0	2.674.904.155
401	04	02	00	Complemento a empleados por trabajo nocturno	25.712.786	0	0	0	0	0	25.712.786
401	04	08	00	Bono compensatorio de alimentación a empleados	1.872.282.021	0	0	33.325.890	0	0	1.905.607.911
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	14.037.451	0	0	0	0	0	14.037.451
401	04	18	00	Bono compensatorio de alimentación a obreros	702.812.363	0	0	20.377.728	0	0	723.190.091
401	04	19	00	Bono compensatorio de transporte a obreros	808.030	0	0	0	0	0	808.030
401	04	97	00	Otros complementos a obreros	5.547.886	0	0	0	0	0	5.547.886
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	335.628.588	0	0	348.486.951	0	0	684.115.539

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116933 100080000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR

OBJETIVO DEL PROYECTO: GARANTIZAR EL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO, DE ACUERDO AL PERFIL Y A LAS NECESIDADES REQUERIDAS PARA EL ACCESO Y PERMANENCIA DE LOS ESTUDIANTES AL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NÓMINA CANCELADA **META:** 312

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	01	00	Aguinaldos a empleados	0	0	0	257.137.787	0	0	257.137.787
401	05	03	00	Bono vacacional a empleados	180.119.798	0	0	0	0	0	180.119.798
401	05	04	00	Aguinaldos a obreros	0	0	0	91.349.164	0	0	91.349.164
401	05	06	00	Bono vacacional a obreros	155.508.790	0	0	0	0	0	155.508.790
401	06	00	00	Aportes patronales y legales	817.595.858	0	0	277.000.000	0	0	1.094.595.858
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	86.589.221	0	0	0	0	0	86.589.221
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	560.073.457	0	0	277.000.000	0	0	837.073.457
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	24.182.646	0	0	0	0	0	24.182.646
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	80.940.500	0	0	0	0	0	80.940.500
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	46.171.536	0	0	0	0	0	46.171.536
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	19.638.498	0	0	0	0	0	19.638.498
401	96	00	00	Otros gastos del personal empleado	16.478.680	0	0	0	0	0	16.478.680
401	96	01	00	Otros gastos del personal empleado	16.478.680	0	0	0	0	0	16.478.680
401	97	00	00	Otros gastos del personal obrero	12.130.620	0	0	2.407.882	0	0	14.538.502
401	97	01	00	Otros gastos del personal obrero	12.130.620	0	0	2.407.882	0	0	14.538.502
				Totales	**14.315.786.645**	0	0	**1.098.409.289**	0	0	**15.414.195.934**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116933 100080000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR

OBJETIVO DEL PROYECTO: GARANTIZAR EL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO, DE ACUERDO AL PERFIL Y A LAS NECESIDADES REQUERIDAS PARA EL ACCESO Y PERMANENCIA DE LOS ESTUDIANTES AL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NÓMINA CANCELADA **META:** 312

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 10 - 49

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116933 100080000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR

OBJETIVO DEL PROYECTO: GARANTIZAR EL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO, DE ACUERDO AL PERFIL Y A LAS NECESIDADES REQUERIDAS PARA EL ACCESO Y PERMANENCIA DE LOS ESTUDIANTES AL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NÓMINA CANCELADA **META:** 312

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100080001 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE RECURRENCIA AÑO ESCOLAR 2012-2013 DE EDUCACIÓN INICIAL, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 29

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN (MPPE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.009.173.013**	**0**	**0**	**0**	**0**	**0**	**3.009.173.013**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.927.104.312	0	0	0	0	0	1.927.104.312
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	926.844.865	0	0	0	0	0	926.844.865
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	483.877.913	0	0	0	0	0	483.877.913
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	309.826.092	0	0	0	0	0	309.826.092
401	01	99	00	Otras retribuciones	206.555.442	0	0	0	0	0	206.555.442
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	94.353.690	0	0	0	0	0	94.353.690
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	26.745.497	0	0	0	0	0	26.745.497
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	67.608.193	0	0	0	0	0	67.608.193
401	03	00	00	Primas	354.336.260	0	0	0	0	0	354.336.260
401	03	01	00	Primas por mérito a empleados	56.377.875	0	0	0	0	0	56.377.875
401	03	02	00	Primas de transporte a empleados	62.944.505	0	0	0	0	0	62.944.505
401	03	08	00	Primas de profesionalización a empleados	4.738.947	0	0	0	0	0	4.738.947
401	03	09	00	Primas por antigüedad a empleados	42.865.309	0	0	0	0	0	42.865.309
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.358.674	0	0	0	0	0	3.358.674
401	03	16	00	Primas por mérito a obreros	591.336	0	0	0	0	0	591.336
401	03	19	00	Primas por hijos de obreros	972	0	0	0	0	0	972
401	03	21	00	Primas por antigüedad a obreros	775.549	0	0	0	0	0	775.549
401	03	97	00	Otras primas a empleados	182.530.411	0	0	0	0	0	182.530.411
401	03	98	00	Otras primas a obreros	152.682	0	0	0	0	0	152.682
401	04	00	00	Complementos de sueldos y salarios	567.322.306	0	0	0	0	0	567.322.306
401	04	02	00	Complemento a empleados por trabajo nocturno	5.913.941	0	0	0	0	0	5.913.941
401	04	08	00	Bono compensatorio de alimentación a empleados	411.237.276	0	0	0	0	0	411.237.276
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	3.228.614	0	0	0	0	0	3.228.614

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116933 100080000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR

OBJETIVO DEL PROYECTO: GARANTIZAR EL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO, DE ACUERDO AL PERFIL Y A LAS NECESIDADES REQUERIDAS PARA EL ACCESO Y PERMANENCIA DE LOS ESTUDIANTES AL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NÓMINA CANCELADA **META:** 312

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100080001 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE RECURRENCIA AÑO ESCOLAR 2012-2013 DE EDUCACIÓN INICIAL, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 29

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN (MPPE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	145.480.614	0	0	0	0	0	145.480.614
401	04	19	00	Bono compensatorio de transporte a obreros	185.847	0	0	0	0	0	185.847
401	04	97	00	Otros complementos a obreros	1.276.014	0	0	0	0	0	1.276.014
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	59.476.306	0	0	0	0	0	59.476.306
401	05	03	00	Bono vacacional a empleados	32.088.848	0	0	0	0	0	32.088.848
401	05	06	00	Bono vacacional a obreros	27.387.458	0	0	0	0	0	27.387.458
401	96	00	00	Otros gastos del personal empleado	3.790.096	0	0	0	0	0	3.790.096
401	96	01	00	Otros gastos del personal empleado	3.790.096	0	0	0	0	0	3.790.096
401	97	00	00	Otros gastos del personal obrero	2.790.043	0	0	0	0	0	2.790.043
401	97	01	00	Otros gastos del personal obrero	2.790.043	0	0	0	0	0	2.790.043
				Totales	**3.009.173.013**	**0**	**0**	**0**	**0**	**0**	**3.009.173.013**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116933 100080000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR

OBJETIVO DEL PROYECTO: GARANTIZAR EL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO, DE ACUERDO AL PERFIL Y A LAS NECESIDADES REQUERIDAS PARA EL ACCESO Y PERMANENCIA DE LOS ESTUDIANTES AL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NÓMINA CANCELADA **META:** 312

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100080002 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE APERTURA 2013-2014 DE EDUCACIÓN INICIAL, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 7

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN (MPPE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	0	0	0	**37.565.314**	0	0	**37.565.314**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	0	0	26.381.750	0	0	26.381.750
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	0	0	18.547.560	0	0	18.547.560
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	0	0	7.834.190	0	0	7.834.190
401	03	00	00	Primas	0	0	0	2.490.134	0	0	2.490.134
401	03	02	00	Primas de transporte a empleados	0	0	0	868.331	0	0	868.331
401	03	08	00	Primas de profesionalización a empleados	0	0	0	133.235	0	0	133.235
401	03	97	00	Otras primas a empleados	0	0	0	1.488.568	0	0	1.488.568
401	04	00	00	Complementos de sueldos y salarios	0	0	0	8.320.373	0	0	8.320.373
401	04	08	00	Bono compensatorio de alimentación a empleados	0	0	0	5.163.225	0	0	5.163.225
401	04	18	00	Bono compensatorio de alimentación a obreros	0	0	0	3.157.148	0	0	3.157.148
401	97	00	00	Otros gastos del personal obrero	0	0	0	373.057	0	0	373.057
401	97	01	00	Otros gastos del personal obrero	0	0	0	373.057	0	0	373.057
				Totales	0	0	0	**37.565.314**	0	0	**37.565.314**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116933 100080000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR

OBJETIVO DEL PROYECTO: GARANTIZAR EL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO, DE ACUERDO AL PERFIL Y A LAS NECESIDADES REQUERIDAS PARA EL ACCESO Y PERMANENCIA DE LOS ESTUDIANTES AL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NÓMINA CANCELADA **META:** 312

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100080003 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE RECURRENCIA AÑO ESCOLAR 2012-2013 DE EDUCACIÓN PRIMARIA, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 161

RESPONSABLE/EJECUTOR: MINISTERIO DEL POPDER POPULAR PARA LA EDUCACIÓN (MPPE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.926.831.091**	**0**	**0**	**740.715.995**	**0**	**0**	**6.667.547.086**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.179.197.985	0	0	115.229.044	0	0	3.294.427.029
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.486.470.122	0	0	115.229.044	0	0	1.601.699.166
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	736.335.955	0	0	0	0	0	736.335.955
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	642.068.409	0	0	0	0	0	642.068.409
401	01	99	00	Otras retribuciones	314.323.499	0	0	0	0	0	314.323.499
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	195.374.896	0	0	0	0	0	195.374.896
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	68.875.842	0	0	0	0	0	68.875.842
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	126.499.054	0	0	0	0	0	126.499.054
401	03	00	00	Primas	539.207.352	0	0	0	0	0	539.207.352
401	03	01	00	Primas por mérito a empleados	85.792.419	0	0	0	0	0	85.792.419
401	03	02	00	Primas de transporte a empleados	95.785.116	0	0	0	0	0	95.785.116
401	03	08	00	Primas de profesionalización a empleados	7.211.442	0	0	0	0	0	7.211.442
401	03	09	00	Primas por antigüedad a empleados	65.229.818	0	0	0	0	0	65.229.818
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	5.111.025	0	0	0	0	0	5.111.025
401	03	16	00	Primas por mérito a obreros	899.859	0	0	0	0	0	899.859
401	03	19	00	Primas por hijos de obreros	1.479	0	0	0	0	0	1.479
401	03	21	00	Primas por antigüedad a obreros	1.180.183	0	0	0	0	0	1.180.183
401	03	97	00	Otras primas a empleados	277.763.669	0	0	0	0	0	277.763.669
401	03	98	00	Otras primas a obreros	232.342	0	0	0	0	0	232.342
401	04	00	00	Complementos de sueldos y salarios	1.017.898.369	0	0	0	0	0	1.017.898.369
401	04	02	00	Complemento a empleados por trabajo nocturno	8.999.475	0	0	0	0	0	8.999.475
401	04	08	00	Bono compensatorio de alimentación a empleados	710.089.720	0	0	0	0	0	710.089.720
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	4.913.108	0	0	0	0	0	4.913.108

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116933 100080000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR

OBJETIVO DEL PROYECTO: GARANTIZAR EL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO, DE ACUERDO AL PERFIL Y A LAS NECESIDADES REQUERIDAS PARA EL ACCESO Y PERMANENCIA DE LOS ESTUDIANTES AL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NÓMINA CANCELADA **META:** 312

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100080003 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE RECURRENCIA AÑO ESCOLAR 2012-2013 DE EDUCACIÓN PRIMARIA, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 161

RESPONSABLE/EJECUTOR: MINISTERIO DEL POPDER POPULAR PARA LA EDUCACIÓN (MPPE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	291.671.496	0	0	0	0	0	291.671.496
401	04	19	00	Bono compensatorio de transporte a obreros	282.810	0	0	0	0	0	282.810
401	04	97	00	Otros complementos a obreros	1.941.760	0	0	0	0	0	1.941.760
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	167.543.376	0	0	348.486.951	0	0	516.030.327
401	05	01	00	Aguinaldos a empleados	0	0	0	257.137.787	0	0	257.137.787
401	05	03	00	Bono vacacional a empleados	89.433.923	0	0	0	0	0	89.433.923
401	05	04	00	Aguinaldos a obreros	0	0	0	91.349.164	0	0	91.349.164
401	05	06	00	Bono vacacional a obreros	78.109.453	0	0	0	0	0	78.109.453
401	06	00	00	Aportes patronales y legales	817.595.858	0	0	277.000.000	0	0	1.094.595.858
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	86.589.221	0	0	0	0	0	86.589.221
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	560.073.457	0	0	277.000.000	0	0	837.073.457
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	24.182.646	0	0	0	0	0	24.182.646
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	80.940.500	0	0	0	0	0	80.940.500
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	46.171.536	0	0	0	0	0	46.171.536
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	19.638.498	0	0	0	0	0	19.638.498
401	96	00	00	Otros gastos del personal empleado	5.767.538	0	0	0	0	0	5.767.538
401	96	01	00	Otros gastos del personal empleado	5.767.538	0	0	0	0	0	5.767.538
401	97	00	00	Otros gastos del personal obrero	4.245.717	0	0	0	0	0	4.245.717
401	97	01	00	Otros gastos del personal obrero	4.245.717	0	0	0	0	0	4.245.717
				Totales	**5.926.831.091**	0	0	**740.715.995**	0	0	**6.667.547.086**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116933 100080000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR

OBJETIVO DEL PROYECTO: GARANTIZAR EL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO, DE ACUERDO AL PERFIL Y A LAS NECESIDADES REQUERIDAS PARA EL ACCESO Y PERMANENCIA DE LOS ESTUDIANTES AL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NÓMINA CANCELADA **META:** 312

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100080004 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE APERTURA AÑO ESCOLAR 2013-2014 DE EDUCACIÓN PRIMARIA, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 7

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN (MPPE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	0	0	0	**23.524.927**	0	0	**23.524.927**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	0	0	16.521.324	0	0	16.521.324
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	0	0	11.615.236	0	0	11.615.236
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	0	0	4.906.088	0	0	4.906.088
401	03	00	00	Primas	0	0	0	1.559.423	0	0	1.559.423
401	03	02	00	Primas de transporte a empleados	0	0	0	543.784	0	0	543.784
401	03	08	00	Primas de profesionalización a empleados	0	0	0	83.438	0	0	83.438
401	03	97	00	Otras primas a empleados	0	0	0	932.201	0	0	932.201
401	04	00	00	Complementos de sueldos y salarios	0	0	0	5.210.558	0	0	5.210.558
401	04	08	00	Bono compensatorio de alimentación a empleados	0	0	0	3.233.422	0	0	3.233.422
401	04	18	00	Bono compensatorio de alimentación a obreros	0	0	0	1.977.136	0	0	1.977.136
401	97	00	00	Otros gastos del personal obrero	0	0	0	233.622	0	0	233.622
401	97	01	00	Otros gastos del personal obrero	0	0	0	233.622	0	0	233.622
				Totales	0	0	0	**23.524.927**	0	0	**23.524.927**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116933 100080000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR

OBJETIVO DEL PROYECTO: GARANTIZAR EL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO, DE ACUERDO AL PERFIL Y A LAS NECESIDADES REQUERIDAS PARA EL ACCESO Y PERMANENCIA DE LOS ESTUDIANTES AL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NÓMINA CANCELADA **META:** 312

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100080005 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE RECURRENCIA AÑO ESCOLAR 2012-2013 DE EDUCACIÓN MEDIA, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 29

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN (MPPE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.809.779.231**	**0**	**0**	**115.229.044**	**0**	**0**	**3.925.008.275**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.398.385.276	0	0	115.229.044	0	0	2.513.614.320
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.208.928.085	0	0	0	0	0	1.208.928.085
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	515.916.060	0	0	115.229.044	0	0	631.145.104
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	404.120.989	0	0	0	0	0	404.120.989
401	01	99	00	Otras retribuciones	269.420.142	0	0	0	0	0	269.420.142
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	123.070.031	0	0	0	0	0	123.070.031
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	34.885.431	0	0	0	0	0	34.885.431
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	88.184.600	0	0	0	0	0	88.184.600
401	03	00	00	Primas	462.177.728	0	0	0	0	0	462.177.728
401	03	01	00	Primas por mérito a empleados	73.536.359	0	0	0	0	0	73.536.359
401	03	02	00	Primas de transporte a empleados	82.101.528	0	0	0	0	0	82.101.528
401	03	08	00	Primas de profesionalización a empleados	6.181.236	0	0	0	0	0	6.181.236
401	03	09	00	Primas por antigüedad a empleados	55.911.272	0	0	0	0	0	55.911.272
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.380.878	0	0	0	0	0	4.380.878
401	03	16	00	Primas por mérito a obreros	771.307	0	0	0	0	0	771.307
401	03	19	00	Primas por hijos de obreros	1.268	0	0	0	0	0	1.268
401	03	21	00	Primas por antigüedad a obreros	1.011.585	0	0	0	0	0	1.011.585
401	03	97	00	Otras primas a empleados	238.083.145	0	0	0	0	0	238.083.145
401	03	98	00	Otras primas a obreros	199.150	0	0	0	0	0	199.150
401	04	00	00	Complementos de sueldos y salarios	739.985.616	0	0	0	0	0	739.985.616
401	04	02	00	Complemento a empleados por trabajo nocturno	7.713.836	0	0	0	0	0	7.713.836
401	04	08	00	Bono compensatorio de alimentación a empleados	536.396.447	0	0	0	0	0	536.396.447
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	4.211.235	0	0	0	0	0	4.211.235

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116933 100080000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR

OBJETIVO DEL PROYECTO: GARANTIZAR EL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO, DE ACUERDO AL PERFIL Y A LAS NECESIDADES REQUERIDAS PARA EL ACCESO Y PERMANENCIA DE LOS ESTUDIANTES AL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NÓMINA CANCELADA **META:** 312

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100080005 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE RECURRENCIA AÑO ESCOLAR 2012-2013 DE EDUCACIÓN MEDIA, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 29

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN (MPPE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	189.757.323	0	0	0	0	0	189.757.323
401	04	19	00	Bono compensatorio de transporte a obreros	242.409	0	0	0	0	0	242.409
401	04	97	00	Otros complementos a obreros	1.664.366	0	0	0	0	0	1.664.366
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	77.577.790	0	0	0	0	0	77.577.790
401	05	03	00	Bono vacacional a empleados	41.855.019	0	0	0	0	0	41.855.019
401	05	06	00	Bono vacacional a obreros	35.722.771	0	0	0	0	0	35.722.771
401	96	00	00	Otros gastos del personal empleado	4.943.604	0	0	0	0	0	4.943.604
401	96	01	00	Otros gastos del personal empleado	4.943.604	0	0	0	0	0	4.943.604
401	97	00	00	Otros gastos del personal obrero	3.639.186	0	0	0	0	0	3.639.186
401	97	01	00	Otros gastos del personal obrero	3.639.186	0	0	0	0	0	3.639.186
				Totales	**3.809.779.231**	**0**	**0**	**115.229.044**	**0**	**0**	**3.925.008.275**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116933 100080000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR

OBJETIVO DEL PROYECTO: GARANTIZAR EL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO, DE ACUERDO AL PERFIL Y A LAS NECESIDADES REQUERIDAS PARA EL ACCESO Y PERMANENCIA DE LOS ESTUDIANTES AL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NÓMINA CANCELADA **META:** 312

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100080006 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE APERTURA AÑO ESCOLAR 2013-2014 DE EDUCACIÓN MEDIA, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 7

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN (MPPE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	0	0	0	**150.782.003**	0	0	**150.782.003**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	0	0	105.892.712	0	0	105.892.712
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	0	0	74.447.353	0	0	74.447.353
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	0	0	31.445.359	0	0	31.445.359
401	03	00	00	Primas	0	0	0	9.995.056	0	0	9.995.056
401	03	02	00	Primas de transporte a empleados	0	0	0	3.485.363	0	0	3.485.363
401	03	08	00	Primas de profesionalización a empleados	0	0	0	534.785	0	0	534.785
401	03	97	00	Otras primas a empleados	0	0	0	5.974.908	0	0	5.974.908
401	04	00	00	Complementos de sueldos y salarios	0	0	0	33.396.837	0	0	33.396.837
401	04	08	00	Bono compensatorio de alimentación a empleados	0	0	0	20.724.476	0	0	20.724.476
401	04	18	00	Bono compensatorio de alimentación a obreros	0	0	0	12.672.361	0	0	12.672.361
401	97	00	00	Otros gastos del personal obrero	0	0	0	1.497.398	0	0	1.497.398
401	97	01	00	Otros gastos del personal obrero	0	0	0	1.497.398	0	0	1.497.398
				Totales	0	0	0	**150.782.003**	0	0	**150.782.003**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116933 100080000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR

OBJETIVO DEL PROYECTO: GARANTIZAR EL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO, DE ACUERDO AL PERFIL Y A LAS NECESIDADES REQUERIDAS PARA EL ACCESO Y PERMANENCIA DE LOS ESTUDIANTES AL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NÓMINA CANCELADA **META:** 312

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100080007 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE RECURRENCIA AÑO ESCOLAR 2012-2013 DE EDUCACIÓN ESPECIAL, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 29

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN (MPPE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**785.001.655**	**0**	**0**	**0**	**0**	**0**	**785.001.655**
401	01	00	00	Sueldos, salarios y otras retribuciones	502.722.864	0	0	0	0	0	502.722.864
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	241.785.617	0	0	0	0	0	241.785.617
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	126.229.021	0	0	0	0	0	126.229.021
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	80.824.198	0	0	0	0	0	80.824.198
401	01	99	00	Otras retribuciones	53.884.028	0	0	0	0	0	53.884.028
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	24.614.006	0	0	0	0	0	24.614.006
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	6.977.086	0	0	0	0	0	6.977.086
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	17.636.920	0	0	0	0	0	17.636.920
401	03	00	00	Primas	92.435.546	0	0	0	0	0	92.435.546
401	03	01	00	Primas por mérito a empleados	14.707.272	0	0	0	0	0	14.707.272
401	03	02	00	Primas de transporte a empleados	16.420.306	0	0	0	0	0	16.420.306
401	03	08	00	Primas de profesionalización a empleados	1.236.247	0	0	0	0	0	1.236.247
401	03	09	00	Primas por antigüedad a empleados	11.182.254	0	0	0	0	0	11.182.254
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	876.176	0	0	0	0	0	876.176
401	03	16	00	Primas por mérito a obreros	154.261	0	0	0	0	0	154.261
401	03	19	00	Primas por hijos de obreros	254	0	0	0	0	0	254
401	03	21	00	Primas por antigüedad a obreros	202.317	0	0	0	0	0	202.317
401	03	97	00	Otras primas a empleados	47.616.629	0	0	0	0	0	47.616.629
401	03	98	00	Otras primas a obreros	39.830	0	0	0	0	0	39.830
401	04	00	00	Complementos de sueldos y salarios	147.997.123	0	0	0	0	0	147.997.123
401	04	02	00	Complemento a empleados por trabajo nocturno	1.542.767	0	0	0	0	0	1.542.767
401	04	08	00	Bono compensatorio de alimentación a empleados	107.279.289	0	0	0	0	0	107.279.289
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	842.247	0	0	0	0	0	842.247

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116933 100080000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR

OBJETIVO DEL PROYECTO: GARANTIZAR EL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO, DE ACUERDO AL PERFIL Y A LAS NECESIDADES REQUERIDAS PARA EL ACCESO Y PERMANENCIA DE LOS ESTUDIANTES AL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NÓMINA CANCELADA **META:** 312

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100080007 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE RECURRENCIA AÑO ESCOLAR 2012-2013 DE EDUCACIÓN ESPECIAL, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 29

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN (MPPE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	37.951.465	0	0	0	0	0	37.951.465
401	04	19	00	Bono compensatorio de transporte a obreros	48.482	0	0	0	0	0	48.482
401	04	97	00	Otros complementos a obreros	332.873	0	0	0	0	0	332.873
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	15.515.558	0	0	0	0	0	15.515.558
401	05	03	00	Bono vacacional a empleados	8.371.004	0	0	0	0	0	8.371.004
401	05	06	00	Bono vacacional a obreros	7.144.554	0	0	0	0	0	7.144.554
401	96	00	00	Otros gastos del personal empleado	988.721	0	0	0	0	0	988.721
401	96	01	00	Otros gastos del personal empleado	988.721	0	0	0	0	0	988.721
401	97	00	00	Otros gastos del personal obrero	727.837	0	0	0	0	0	727.837
401	97	01	00	Otros gastos del personal obrero	727.837	0	0	0	0	0	727.837
				Totales	**785.001.655**	**0**	**0**	**0**	**0**	**0**	**785.001.655**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116933 100080000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR

OBJETIVO DEL PROYECTO: GARANTIZAR EL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO, DE ACUERDO AL PERFIL Y A LAS NECESIDADES REQUERIDAS PARA EL ACCESO Y PERMANENCIA DE LOS ESTUDIANTES AL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NÓMINA CANCELADA **META:** 312

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100080008 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE APERTURA AÑO ESCOLAR 2013-2014 DE EDUCACIÓN ESPECIAL, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 7

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN (MPPE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**0**	**0**	**22.745.023**	**0**	**0**	**22.745.023**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	0	0	15.973.605	0	0	15.973.605
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	0	0	11.230.165	0	0	11.230.165
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	0	0	4.743.440	0	0	4.743.440
401	03	00	00	Primas	0	0	0	1.507.726	0	0	1.507.726
401	03	02	00	Primas de transporte a empleados	0	0	0	525.757	0	0	525.757
401	03	08	00	Primas de profesionalización a empleados	0	0	0	80.671	0	0	80.671
401	03	97	00	Otras primas a empleados	0	0	0	901.298	0	0	901.298
401	04	00	00	Complementos de sueldos y salarios	0	0	0	5.037.815	0	0	5.037.815
401	04	08	00	Bono compensatorio de alimentación a empleados	0	0	0	3.126.226	0	0	3.126.226
401	04	18	00	Bono compensatorio de alimentación a obreros	0	0	0	1.911.589	0	0	1.911.589
401	97	00	00	Otros gastos del personal obrero	0	0	0	225.877	0	0	225.877
401	97	01	00	Otros gastos del personal obrero	0	0	0	225.877	0	0	225.877
				Totales	**0**	**0**	**0**	**22.745.023**	**0**	**0**	**22.745.023**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116933 100080000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR

OBJETIVO DEL PROYECTO: GARANTIZAR EL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO, DE ACUERDO AL PERFIL Y A LAS NECESIDADES REQUERIDAS PARA EL ACCESO Y PERMANENCIA DE LOS ESTUDIANTES AL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NÓMINA CANCELADA **META:** 312

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100080009 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE RECURRENCIA AÑO ESCOLAR 2012-2013 DE EDUCACIÓN DE JÓVENES, ADULTOS Y ADULTAS, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO

UNIDAD DE MEDIDA: NÓMINA **META:** 29

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN (MPEE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**785.001.655**	**0**	**0**	**0**	**0**	**0**	**785.001.655**
401	01	00	00	Sueldos, salarios y otras retribuciones	502.722.864	0	0	0	0	0	502.722.864
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	241.785.617	0	0	0	0	0	241.785.617
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	126.229.021	0	0	0	0	0	126.229.021
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	80.824.198	0	0	0	0	0	80.824.198
401	01	99	00	Otras retribuciones	53.884.028	0	0	0	0	0	53.884.028
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	24.614.006	0	0	0	0	0	24.614.006
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	6.977.086	0	0	0	0	0	6.977.086
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	17.636.920	0	0	0	0	0	17.636.920
401	03	00	00	Primas	92.435.546	0	0	0	0	0	92.435.546
401	03	01	00	Primas por mérito a empleados	14.707.272	0	0	0	0	0	14.707.272
401	03	02	00	Primas de transporte a empleados	16.420.306	0	0	0	0	0	16.420.306
401	03	08	00	Primas de profesionalización a empleados	1.236.247	0	0	0	0	0	1.236.247
401	03	09	00	Primas por antigüedad a empleados	11.182.254	0	0	0	0	0	11.182.254
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	876.176	0	0	0	0	0	876.176
401	03	16	00	Primas por mérito a obreros	154.261	0	0	0	0	0	154.261
401	03	19	00	Primas por hijos de obreros	254	0	0	0	0	0	254
401	03	21	00	Primas por antigüedad a obreros	202.317	0	0	0	0	0	202.317
401	03	97	00	Otras primas a empleados	47.616.629	0	0	0	0	0	47.616.629
401	03	98	00	Otras primas a obreros	39.830	0	0	0	0	0	39.830
401	04	00	00	Complementos de sueldos y salarios	147.997.123	0	0	0	0	0	147.997.123
401	04	02	00	Complemento a empleados por trabajo nocturno	1.542.767	0	0	0	0	0	1.542.767
401	04	08	00	Bono compensatorio de alimentación a empleados	107.279.289	0	0	0	0	0	107.279.289
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	842.247	0	0	0	0	0	842.247

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116933 100080000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR

OBJETIVO DEL PROYECTO: GARANTIZAR EL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO, DE ACUERDO AL PERFIL Y A LAS NECESIDADES REQUERIDAS PARA EL ACCESO Y PERMANENCIA DE LOS ESTUDIANTES AL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NÓMINA CANCELADA **META:** 312

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100080009 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE RECURRENCIA AÑO ESCOLAR 2012-2013 DE EDUCACIÓN DE JÓVENES, ADULTOS Y ADULTAS, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO

UNIDAD DE MEDIDA: NÓMINA **META:** 29

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN (MPEE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	37.951.465	0	0	0	0	0	37.951.465
401	04	19	00	Bono compensatorio de transporte a obreros	48.482	0	0	0	0	0	48.482
401	04	97	00	Otros complementos a obreros	332.873	0	0	0	0	0	332.873
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	15.515.558	0	0	0	0	0	15.515.558
401	05	03	00	Bono vacacional a empleados	8.371.004	0	0	0	0	0	8.371.004
401	05	06	00	Bono vacacional a obreros	7.144.554	0	0	0	0	0	7.144.554
401	96	00	00	Otros gastos del personal empleado	988.721	0	0	0	0	0	988.721
401	96	01	00	Otros gastos del personal empleado	988.721	0	0	0	0	0	988.721
401	97	00	00	Otros gastos del personal obrero	727.837	0	0	0	0	0	727.837
401	97	01	00	Otros gastos del personal obrero	727.837	0	0	0	0	0	727.837
				Totales	**785.001.655**	**0**	**0**	**0**	**0**	**0**	**785.001.655**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116933 100080000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR

OBJETIVO DEL PROYECTO: GARANTIZAR EL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO, DE ACUERDO AL PERFIL Y A LAS NECESIDADES REQUERIDAS PARA EL ACCESO Y PERMANENCIA DE LOS ESTUDIANTES AL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NÓMINA CANCELADA **META:** 312

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100080010 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE APERTURA AÑO ESCOLAR 2013-2014 DE EDUCACIÓN JÓVENES, ADULTOS Y ADULTAS, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 7

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN (MPPE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**0**	**0**	**7.846.983**	**0**	**0**	**7.846.983**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	0	0	5.510.858	0	0	5.510.858
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	0	0	3.874.382	0	0	3.874.382
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	0	0	1.636.476	0	0	1.636.476
401	03	00	00	Primas	0	0	0	520.162	0	0	520.162
401	03	02	00	Primas de transporte a empleados	0	0	0	181.385	0	0	181.385
401	03	08	00	Primas de profesionalización a empleados	0	0	0	27.831	0	0	27.831
401	03	97	00	Otras primas a empleados	0	0	0	310.946	0	0	310.946
401	04	00	00	Complementos de sueldos y salarios	0	0	0	1.738.035	0	0	1.738.035
401	04	08	00	Bono compensatorio de alimentación a empleados	0	0	0	1.078.541	0	0	1.078.541
401	04	18	00	Bono compensatorio de alimentación a obreros	0	0	0	659.494	0	0	659.494
401	97	00	00	Otros gastos del personal obrero	0	0	0	77.928	0	0	77.928
401	97	01	00	Otros gastos del personal obrero	0	0	0	77.928	0	0	77.928
				Totales	**0**	**0**	**0**	**7.846.983**	**0**	**0**	**7.846.983**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116820 100081000 RECURSOS PARA EL APRENDIZAJE EN LA EDUCACIÓN LIBERADORA E INCLUSIVA.

OBJETIVO DEL PROYECTO: IMPULSAR EL DISEÑO, DESARROLLO Y DISTRIBUCIÓN DE RECURSOS DE APRENDIZAJE.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 6.087.656

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**271.197**	**0**	**0**	**0**	**0**	**0**	**271.197**
401	01	00	00	Sueldos, salarios y otras retribuciones	271.197	0	0	0	0	0	271.197
401	01	18	00	Remuneraciones al personal contratado	271.197	0	0	0	0	0	271.197
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.769.596**	**0**	**0**	**0**	**0**	**0**	**1.769.596**
402	01	00	00	Productos alimenticios y agropecuarios	560.000	0	0	0	0	0	560.000
402	01	01	00	Alimentos y bebidas para personas	560.000	0	0	0	0	0	560.000
402	04	00	00	Productos de cuero y caucho	5.000	0	0	0	0	0	5.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	211.445	0	0	0	0	0	211.445
402	05	02	00	Envases y cajas de papel y cartón	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	81.445	0	0	0	0	0	81.445
402	06	00	00	Productos químicos y derivados	12.520	0	0	0	0	0	12.520
402	06	03	00	Tintas, pinturas y colorantes	7.592	0	0	0	0	0	7.592
402	06	99	00	Otros productos de la industria química y conexos	4.928	0	0	0	0	0	4.928
402	08	00	00	Productos metálicos	180.000	0	0	0	0	0	180.000
402	08	01	00	Productos primarios de hierro y acero	60.000	0	0	0	0	0	60.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	120.000	0	0	0	0	0	120.000
402	09	00	00	Productos de madera	10.000	0	0	0	0	0	10.000
402	09	01	00	Productos primarios de madera	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	550.631	0	0	0	0	0	550.631
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.209	0	0	0	0	0	16.209
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	469.326	0	0	0	0	0	469.326
402	10	11	00	Materiales eléctricos	3.000	0	0	0	0	0	3.000
402	10	99	00	Otros productos y útiles diversos	12.096	0	0	0	0	0	12.096
402	99	00	00	Otros materiales y suministros	240.000	0	0	0	0	0	240.000
402	99	01	00	Otros materiales y suministros	240.000	0	0	0	0	0	240.000
403	**00**	**00**	**00**	**Servicios no personales**	**629.678.824**	**0**	**0**	**0**	**0**	**0**	**629.678.824**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116820 100081000 RECURSOS PARA EL APRENDIZAJE EN LA EDUCACIÓN LIBERADORA E INCLUSIVA.

OBJETIVO DEL PROYECTO: IMPULSAR EL DISEÑO, DESARROLLO Y DISTRIBUCIÓN DE RECURSOS DE APRENDIZAJE.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 6.087.656

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	595.056.229	0	0	0	0	0	595.056.229
403	07	01	00	Publicidad y propaganda	180.000	0	0	0	0	0	180.000
403	07	02	00	Imprenta y reproducción	594.876.229	0	0	0	0	0	594.876.229
403	09	00	00	Viáticos y pasajes	350.000	0	0	0	0	0	350.000
403	09	01	00	Viáticos y pasajes dentro del país	350.000	0	0	0	0	0	350.000
403	18	00	00	Impuestos indirectos	34.262.595	0	0	0	0	0	34.262.595
403	18	01	00	Impuesto al valor agregado	34.262.595	0	0	0	0	0	34.262.595
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
404	**00**	**00**	**00**	**Activos reales**	**283.144.092**	**0**	**0**	**0**	**0**	**0**	**283.144.092**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	80.000	0	0	0	0	0	80.000
404	03	05	00	Maquinaria y equipos industriales y de taller	20.000	0	0	0	0	0	20.000
404	03	06	00	Maquinaria y equipos de energía	60.000	0	0	0	0	0	60.000
404	04	00	00	Equipos de transporte, tracción y elevación	340.000	0	0	0	0	0	340.000
404	04	01	00	Vehículos automotores terrestres	250.000	0	0	0	0	0	250.000
404	04	06	00	Equipos auxiliares de transporte	90.000	0	0	0	0	0	90.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	11.300.000	0	0	0	0	0	11.300.000
404	05	01	00	Equipos de telecomunicaciones	11.300.000	0	0	0	0	0	11.300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	120.152.178	0	0	0	0	0	120.152.178
404	07	01	00	Equipos científicos y de laboratorio	26.676.300	0	0	0	0	0	26.676.300
404	07	02	00	Equipos de enseñanza, deporte y recreación	53.414.950	0	0	0	0	0	53.414.950
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	40.060.928	0	0	0	0	0	40.060.928
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	151.221.914	0	0	0	0	0	151.221.914
404	09	01	00	Mobiliario y equipos de oficina	137.342.858	0	0	0	0	0	137.342.858
404	09	02	00	Equipos de computación	3.779.056	0	0	0	0	0	3.779.056
404	09	03	00	Mobiliario y equipos de alojamiento	10.100.000	0	0	0	0	0	10.100.000
404	12	00	00	Activos intangibles	50.000	0	0	0	0	0	50.000
404	12	04	00	Paquetes y programas de computación	50.000	0	0	0	0	0	50.000
				Totales	**914.863.709**	**0**	**0**	**0**	**0**	**0**	**914.863.709**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116820 100081000 RECURSOS PARA EL APRENDIZAJE EN LA EDUCACIÓN LIBERADORA E INCLUSIVA.

OBJETIVO DEL PROYECTO: IMPULSAR EL DISEÑO, DESARROLLO Y DISTRIBUCIÓN DE RECURSOS DE APRENDIZAJE.

UNIDAD DE MEDIDA: ESTUDIANTE

META: 6.087.656

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116820 100081000 RECURSOS PARA EL APRENDIZAJE EN LA EDUCACIÓN LIBERADORA E INCLUSIVA.

OBJETIVO DEL PROYECTO: IMPULSAR EL DISEÑO, DESARROLLO Y DISTRIBUCIÓN DE RECURSOS DE APRENDIZAJE.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 6.087.656

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 100081001 AMPLIAR LA COBERTURA DE LIBROS ESCOLARES COLECCIÓN BICENTENARIA, EN DIFERENTES ÁREAS DE CONOCIMIENTOS DE EDUCACIÓN PRIMARIA Y MEDIA, CON LA COMPLEMENTACIÓN DE CUADERNOS BICENTENARIOS, COMO HERRAMIENTAS DIDÁCTICAS QUE FACILITAN EL PROCESO DE ENSEÑANZA - APRENDIZAJE.

UNIDAD DE MEDIDA: MATERIAL EDUCATIVO **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**528.751.629**	**0**	**0**	**0**	**0**	**0**	**528.751.629**
403	07	00	00	Servicios de información, impresión y relaciones públicas	528.751.629	0	0	0	0	0	528.751.629
403	07	02	00	Imprenta y reproducción	528.751.629	0	0	0	0	0	528.751.629
				Totales	**528.751.629**	**0**	**0**	**0**	**0**	**0**	**528.751.629**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116820 100081000 RECURSOS PARA EL APRENDIZAJE EN LA EDUCACIÓN LIBERADORA E INCLUSIVA.

OBJETIVO DEL PROYECTO: IMPULSAR EL DISEÑO, DESARROLLO Y DISTRIBUCIÓN DE RECURSOS DE APRENDIZAJE.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 6.087.656

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100081002 DISEÑAR, PRODUCIR Y DISTRIBUIR LA REVISTA TRICOLOR EN APOYO AL DESARROLLO DE PROGRAMAS EDUCATIVOS ESTRATÉGICOS A NIVEL NACIONAL.

UNIDAD DE MEDIDA: REVISTA **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**42.000.000**	**0**	**0**	**0**	**0**	**0**	**42.000.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000.000	0	0	0	0	0	42.000.000
403	07	02	00	Imprenta y reproducción	42.000.000	0	0	0	0	0	42.000.000
				Totales	**42.000.000**	**0**	**0**	**0**	**0**	**0**	**42.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116820 100081000 RECURSOS PARA EL APRENDIZAJE EN LA EDUCACIÓN LIBERADORA E INCLUSIVA.

OBJETIVO DEL PROYECTO: IMPULSAR EL DISEÑO, DESARROLLO Y DISTRIBUCIÓN DE RECURSOS DE APRENDIZAJE.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 6.087.656

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100081003 DISTRIBUIR EL CALENDARIO ESCOLAR A LOS CENTROS DE EDUCACIÓN A NIVEL NACIONAL, COMO INSTRUMENTO PEDAGÓGICO EN APOYO AL DESARROLLO DE PROGRAMAS EDUCATIVOS ESTRATÉGICOS.

UNIDAD DE MEDIDA: MATERIAL EDUCATIVO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**24.000.000**	**0**	**0**	**0**	**0**	**0**	**24.000.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	24.000.000	0	0	0	0	0	24.000.000
403	07	02	00	Imprenta y reproducción	24.000.000	0	0	0	0	0	24.000.000
				Totales	**24.000.000**	**0**	**0**	**0**	**0**	**0**	**24.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116820 100081000 RECURSOS PARA EL APRENDIZAJE EN LA EDUCACIÓN LIBERADORA E INCLUSIVA.

OBJETIVO DEL PROYECTO: IMPULSAR EL DISEÑO, DESARROLLO Y DISTRIBUCIÓN DE RECURSOS DE APRENDIZAJE.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 6.087.656

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100081004 DOTAR PLANTELES EN TODO EL PAÍS DE MATERIALES EDUCATIVOS PARA LA CREACIÓN DE CENTROS DE RECURSOS PARA EL APRENDIZAJE.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
402	05	00	00	Productos de papel, cartón e impresos	100.000	0	0	0	0	0	100.000
402	05	02	00	Envases y cajas de papel y cartón	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**33.728.691**	**0**	**0**	**0**	**0**	**0**	**33.728.691**
403	18	00	00	Impuestos indirectos	33.728.691	0	0	0	0	0	33.728.691
403	18	01	00	Impuesto al valor agregado	33.728.691	0	0	0	0	0	33.728.691
404	**00**	**00**	**00**	**Activos reales**	**280.964.092**	**0**	**0**	**0**	**0**	**0**	**280.964.092**
404	04	00	00	Equipos de transporte, tracción y elevación	90.000	0	0	0	0	0	90.000
404	04	06	00	Equipos auxiliares de transporte	90.000	0	0	0	0	0	90.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	10.000.000	0	0	0	0	0	10.000.000
404	05	01	00	Equipos de telecomunicaciones	10.000.000	0	0	0	0	0	10.000.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	119.852.178	0	0	0	0	0	119.852.178
404	07	01	00	Equipos científicos y de laboratorio	26.676.300	0	0	0	0	0	26.676.300
404	07	02	00	Equipos de enseñanza, deporte y recreación	53.114.950	0	0	0	0	0	53.114.950
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	40.060.928	0	0	0	0	0	40.060.928
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	151.021.914	0	0	0	0	0	151.021.914
404	09	01	00	Mobiliario y equipos de oficina	137.342.858	0	0	0	0	0	137.342.858
404	09	02	00	Equipos de computación	3.679.056	0	0	0	0	0	3.679.056
404	09	03	00	Mobiliario y equipos de alojamiento	10.000.000	0	0	0	0	0	10.000.000
				Totales	**314.842.783**	**0**	**0**	**0**	**0**	**0**	**314.842.783**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116820 100081000 RECURSOS PARA EL APRENDIZAJE EN LA EDUCACIÓN LIBERADORA E INCLUSIVA.

OBJETIVO DEL PROYECTO: IMPULSAR EL DISEÑO, DESARROLLO Y DISTRIBUCIÓN DE RECURSOS DE APRENDIZAJE.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 6.087.656

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100081005 DESARROLLAR CONTENIDOS PEDAGÓGICOS EN EL MARCO DE LOS PROGRAMAS EDUCATIVOS ESTRATÉGICOS, MISIONES EDUCATIVAS, MEJORAR LA SALUD MATERNO INFANTIL, PREVENSIÓN DEL VIH/SIDA, MANOS A LA SIEMBRA, ACCESO A LAS TECNOLOGÍAS E INFORMACIÓN A TRAVÉS DE LA PRODUCIÓN DE DIVERSOS MATERIALES AUDIOVISUALES.

UNIDAD DE MEDIDA: MATERIAL EDUCATIVO **META:** 20.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**271.197**	**0**	**0**	**0**	**0**	**0**	**271.197**
401	01	00	00	Sueldos, salarios y otras retribuciones	271.197	0	0	0	0	0	271.197
401	01	18	00	Remuneraciones al personal contratado	271.197	0	0	0	0	0	271.197
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.619.596**	**0**	**0**	**0**	**0**	**0**	**1.619.596**
402	01	00	00	Productos alimenticios y agropecuarios	560.000	0	0	0	0	0	560.000
402	01	01	00	Alimentos y bebidas para personas	560.000	0	0	0	0	0	560.000
402	04	00	00	Productos de cuero y caucho	5.000	0	0	0	0	0	5.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	111.445	0	0	0	0	0	111.445
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	81.445	0	0	0	0	0	81.445
402	06	00	00	Productos químicos y derivados	12.520	0	0	0	0	0	12.520
402	06	03	00	Tintas, pinturas y colorantes	7.592	0	0	0	0	0	7.592
402	06	99	00	Otros productos de la industria química y conexos	4.928	0	0	0	0	0	4.928
402	08	00	00	Productos metálicos	180.000	0	0	0	0	0	180.000
402	08	01	00	Productos primarios de hierro y acero	60.000	0	0	0	0	0	60.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	120.000	0	0	0	0	0	120.000
402	09	00	00	Productos de madera	10.000	0	0	0	0	0	10.000
402	09	01	00	Productos primarios de madera	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	500.631	0	0	0	0	0	500.631
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.209	0	0	0	0	0	16.209
402	10	08	00	Materiales para equipos de computación	469.326	0	0	0	0	0	469.326
402	10	11	00	Materiales eléctricos	3.000	0	0	0	0	0	3.000
402	10	99	00	Otros productos y útiles diversos	12.096	0	0	0	0	0	12.096

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116820 100081000 RECURSOS PARA EL APRENDIZAJE EN LA EDUCACIÓN LIBERADORA E INCLUSIVA.

OBJETIVO DEL PROYECTO: IMPULSAR EL DISEÑO, DESARROLLO Y DISTRIBUCIÓN DE RECURSOS DE APRENDIZAJE.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 6.087.656

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100081005 DESARROLLAR CONTENIDOS PEDAGÓGICOS EN EL MARCO DE LOS PROGRAMAS EDUCATIVOS ESTRATÉGICOS, MISIONES EDUCATIVAS, MEJORAR LA SALUD MATERNO INFANTIL, PREVENSIÓN DEL VIH/SIDA, MANOS A LA SIEMBRA, ACCESO A LAS TECNOLOGÍAS E INFORMACIÓN A TRAVÉS DE LA PRODUCIÓN DE DIVERSOS MATERIALES AUDIOVISUALES.

UNIDAD DE MEDIDA: MATERIAL EDUCATIVO **META:** 20.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	240.000	0	0	0	0	0	240.000
402	99	01	00	Otros materiales y suministros	240.000	0	0	0	0	0	240.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.198.504**	**0**	**0**	**0**	**0**	**0**	**1.198.504**
403	07	00	00	Servicios de información, impresión y relaciones públicas	304.600	0	0	0	0	0	304.600
403	07	01	00	Publicidad y propaganda	180.000	0	0	0	0	0	180.000
403	07	02	00	Imprenta y reproducción	124.600	0	0	0	0	0	124.600
403	09	00	00	Viáticos y pasajes	350.000	0	0	0	0	0	350.000
403	09	01	00	Viáticos y pasajes dentro del país	350.000	0	0	0	0	0	350.000
403	18	00	00	Impuestos indirectos	533.904	0	0	0	0	0	533.904
403	18	01	00	Impuesto al valor agregado	533.904	0	0	0	0	0	533.904
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
404	**00**	**00**	**00**	**Activos reales**	**2.180.000**	**0**	**0**	**0**	**0**	**0**	**2.180.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	80.000	0	0	0	0	0	80.000
404	03	05	00	Maquinaria y equipos industriales y de taller	20.000	0	0	0	0	0	20.000
404	03	06	00	Maquinaria y equipos de energía	60.000	0	0	0	0	0	60.000
404	04	00	00	Equipos de transporte, tracción y elevación	250.000	0	0	0	0	0	250.000
404	04	01	00	Vehículos automotores terrestres	250.000	0	0	0	0	0	250.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.300.000	0	0	0	0	0	1.300.000
404	05	01	00	Equipos de telecomunicaciones	1.300.000	0	0	0	0	0	1.300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	300.000	0	0	0	0	0	300.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	300.000	0	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	09	02	00	Equipos de computación	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116820 100081000 RECURSOS PARA EL APRENDIZAJE EN LA EDUCACIÓN LIBERADORA E INCLUSIVA.

OBJETIVO DEL PROYECTO: IMPULSAR EL DISEÑO, DESARROLLO Y DISTRIBUCIÓN DE RECURSOS DE APRENDIZAJE.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 6.087.656

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100081005 DESARROLLAR CONTENIDOS PEDAGÓGICOS EN EL MARCO DE LOS PROGRAMAS EDUCATIVOS ESTRATÉGICOS, MISIONES EDUCATIVAS, MEJORAR LA SALUD MATERNO INFANTIL, PREVENSIÓN DEL VIH/SIDA, MANOS A LA SIEMBRA, ACCESO A LAS TECNOLOGÍAS E INFORMACIÓN A TRAVÉS DE LA PRODUCIÓN DE DIVERSOS MATERIALES AUDIOVISUALES.

UNIDAD DE MEDIDA: MATERIAL EDUCATIVO **META:** 20.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	100.000	0	0	0	0	0	100.000
404	12	00	00	Activos intangibles	50.000	0	0	0	0	0	50.000
404	12	04	00	Paquetes y programas de computación	50.000	0	0	0	0	0	50.000
				Totales	**5.269.297**	**0**	**0**	**0**	**0**	**0**	**5.269.297**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116791 100082000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: FOMENTAR EN LA COMUNIDAD EDUCATIVA LOS HÁBITOS Y EL GUSTO POR LA LECTURA, EL VALOR DE LA ESCRITURA, EL PERIODISMO ESCOLAR, EL USO RESPONSABLE DE INTERNET Y OTRAS FORMAS INFORMÁTICAS DE COMUNICACIÓN, ASÍ COMO, FACILITAR EL ACCESO DE LAS COMUNIDADES A LOS MEDIOS DE COMUNICACIÓN.

UNIDAD DE MEDIDA: CENTROS **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**360.000**	**0**	**0**	**0**	**0**	**0**	**360.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	360.000	0	0	0	0	0	360.000
401	01	18	00	Remuneraciones al personal contratado	360.000	0	0	0	0	0	360.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.314.610**	**0**	**0**	**0**	**0**	**0**	**4.314.610**
402	01	00	00	Productos alimenticios y agropecuarios	721.472	0	0	0	0	0	721.472
402	01	01	00	Alimentos y bebidas para personas	721.472	0	0	0	0	0	721.472
402	05	00	00	Productos de papel, cartón e impresos	3.260.469	0	0	0	0	0	3.260.469
402	05	03	00	Productos de papel y cartón para oficina	91.578	0	0	0	0	0	91.578
402	05	04	00	Libros, revistas y periódicos	1.121.816	0	0	0	0	0	1.121.816
402	05	05	00	Material de enseñanza	2.047.075	0	0	0	0	0	2.047.075
402	10	00	00	Productos varios y útiles diversos	332.669	0	0	0	0	0	332.669
402	10	08	00	Materiales para equipos de computación	287.819	0	0	0	0	0	287.819
402	10	99	00	Otros productos y útiles diversos	44.850	0	0	0	0	0	44.850
403	**00**	**00**	**00**	**Servicios no personales**	**1.193.461**	**0**	**0**	**0**	**0**	**0**	**1.193.461**
403	06	00	00	Servicios de transporte y almacenaje	9.485	0	0	0	0	0	9.485
403	06	01	00	Fletes y embalajes	9.485	0	0	0	0	0	9.485
403	07	00	00	Servicios de información, impresión y relaciones públicas	385.710	0	0	0	0	0	385.710
403	07	02	00	Imprenta y reproducción	385.710	0	0	0	0	0	385.710
403	09	00	00	Viáticos y pasajes	409.161	0	0	0	0	0	409.161
403	09	01	00	Viáticos y pasajes dentro del país	409.161	0	0	0	0	0	409.161
403	18	00	00	Impuestos indirectos	389.105	0	0	0	0	0	389.105
403	18	01	00	Impuesto al valor agregado	389.105	0	0	0	0	0	389.105
404	**00**	**00**	**00**	**Activos reales**	**4.198.690**	**0**	**0**	**0**	**0**	**0**	**4.198.690**
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.523.290	0	0	0	0	0	2.523.290
404	05	01	00	Equipos de telecomunicaciones	2.396.390	0	0	0	0	0	2.396.390
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	126.900	0	0	0	0	0	126.900
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.675.400	0	0	0	0	0	1.675.400
404	09	02	00	Equipos de computación	1.675.400	0	0	0	0	0	1.675.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116791 100082000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: FOMENTAR EN LA COMUNIDAD EDUCATIVA LOS HÁBITOS Y EL GUSTO POR LA LECTURA, EL VALOR DE LA ESCRITURA, EL PERIODISMO ESCOLAR, EL USO RESPONSABLE DE INTERNET Y OTRAS FORMAS INFORMÁTICAS DE COMUNICACIÓN, ASÍ COMO, FACILITAR EL ACCESO DE LAS COMUNIDADES A LOS MEDIOS DE COMUNICACIÓN.

UNIDAD DE MEDIDA: CENTROS

META: 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**10.066.761**	**0**	**0**	**0**	**0**	**0**	**10.066.761**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116791 100082000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: FOMENTAR EN LA COMUNIDAD EDUCATIVA LOS HÁBITOS Y EL GUSTO POR LA LECTURA, EL VALOR DE LA ESCRITURA, EL PERIODISMO ESCOLAR, EL USO RESPONSABLE DE INTERNET Y OTRAS FORMAS INFORMÁTICAS DE COMUNICACIÓN, ASÍ COMO, FACILITAR EL ACCESO DE LAS COMUNIDADES A LOS MEDIOS DE COMUNICACIÓN.

UNIDAD DE MEDIDA: CENTROS **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116791 100082000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: FOMENTAR EN LA COMUNIDAD EDUCATIVA LOS HÁBITOS Y EL GUSTO POR LA LECTURA, EL VALOR DE LA ESCRITURA, EL PERIODISMO ESCOLAR, EL USO RESPONSABLE DE INTERNET Y OTRAS FORMAS INFORMÁTICAS DE COMUNICACIÓN, ASÍ COMO, FACILITAR EL ACCESO DE LAS COMUNIDADES A LOS MEDIOS DE COMUNICACIÓN.

UNIDAD DE MEDIDA: CENTROS **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100082001 CONFORMAR Y FORTALECER CENTROS DE PERIODISMO ESCOLAR Y APOYAR A LAS UNIDADES DE PRODUCCIÓN RADIOFÓNICA ESTUDIANTIL (UPRE) A NIVEL NACIONAL, A TRAVÉS DE LA DOTACIÓN DE DIVERSOS MATERIALES NECESARIOS PARA SU ÓPTIMO FUNCIONAMIENTO.

UNIDAD DE MEDIDA: CENTROS **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**238.138**	**0**	**0**	**0**	**0**	0	**238.138**
402	05	00	00	Productos de papel, cartón e impresos	48.289	0	0	0	0	0	48.289
402	05	03	00	Productos de papel y cartón para oficina	48.289	0	0	0	0	0	48.289
402	10	00	00	Productos varios y útiles diversos	189.849	0	0	0	0	0	189.849
402	10	08	00	Materiales para equipos de computación	144.999	0	0	0	0	0	144.999
402	10	99	00	Otros productos y útiles diversos	44.850	0	0	0	0	0	44.850
403	**00**	**00**	**00**	**Servicios no personales**	**9.485**	**0**	**0**	**0**	**0**	0	**9.485**
403	06	00	00	Servicios de transporte y almacenaje	9.485	0	0	0	0	0	9.485
403	06	01	00	Fletes y embalajes	9.485	0	0	0	0	0	9.485
404	**00**	**00**	**00**	**Activos reales**	**2.146.040**	**0**	**0**	**0**	**0**	0	**2.146.040**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.301.040	0	0	0	0	0	1.301.040
404	05	01	00	Equipos de telecomunicaciones	1.236.040	0	0	0	0	0	1.236.040
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	65.000	0	0	0	0	0	65.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	845.000	0	0	0	0	0	845.000
404	09	02	00	Equipos de computación	845.000	0	0	0	0	0	845.000
				Totales	**2.393.663**	**0**	**0**	**0**	**0**	0	**2.393.663**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116791 100082000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: FOMENTAR EN LA COMUNIDAD EDUCATIVA LOS HÁBITOS Y EL GUSTO POR LA LECTURA, EL VALOR DE LA ESCRITURA, EL PERIODISMO ESCOLAR, EL USO RESPONSABLE DE INTERNET Y OTRAS FORMAS INFORMÁTICAS DE COMUNICACIÓN, ASÍ COMO, FACILITAR EL ACCESO DE LAS COMUNIDADES A LOS MEDIOS DE COMUNICACIÓN.

UNIDAD DE MEDIDA: CENTROS **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100082002 DISTRIBUIR MATERIAL BIBLIOGRÁFICO ESPECIALIZADO EN LITERATURA, PERIODISMO ESCOLAR, RADIO ESCOLAR Y PROMOCIÓN DE LECTURA PARA EL APOYO DE ALUMNOS, DOCENTES Y DE LAS ESCUADRAS REVOLUCIONARIAS DE LECTURA, EN ARTICULACIÓN CON OTROS ORGANISMOS, ORGANIZACIONES SOCIALES E INSTITUCIONAL A NIVEL NACIONAL

UNIDAD DE MEDIDA: MATERIAL EDUCATIVO **META:** 36.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**777.761**	**0**	**0**	**0**	**0**	0	**777.761**
402	05	00	00	Productos de papel, cartón e impresos	777.761	0	0	0	0	0	777.761
402	05	04	00	Libros, revistas y periódicos	391.816	0	0	0	0	0	391.816
402	05	05	00	Material de enseñanza	385.945	0	0	0	0	0	385.945
403	**00**	**00**	**00**	**Servicios no personales**	**185.000**	**0**	**0**	**0**	**0**	0	**185.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	185.000	0	0	0	0	0	185.000
403	07	02	00	Imprenta y reproducción	185.000	0	0	0	0	0	185.000
				Totales	**962.761**	**0**	**0**	**0**	**0**	0	**962.761**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116791 100082000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: FOMENTAR EN LA COMUNIDAD EDUCATIVA LOS HÁBITOS Y EL GUSTO POR LA LECTURA, EL VALOR DE LA ESCRITURA, EL PERIODISMO ESCOLAR, EL USO RESPONSABLE DE INTERNET Y OTRAS FORMAS INFORMÁTICAS DE COMUNICACIÓN, ASÍ COMO, FACILITAR EL ACCESO DE LAS COMUNIDADES A LOS MEDIOS DE COMUNICACIÓN.

UNIDAD DE MEDIDA: CENTROS **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100082003 DOTAR A LAS BIBLIOTECAS DE AULA Y CENTROS DE RECURSOS PARA EL APRENDIZAJE DE MATERIALES BIBLIOGRÁFICOS A FIN DE POTENCIARLOS COMO CENTROS DE FOMENTO DE LA LECTURA EN ARTICULACIÓN CON OTROS ORGANISMOS, ORGANIZACIONES SOCIALES E INSTITUCIONALES A NIVEL ESTADAL Y NACIONAL.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.170.000**	**0**	**0**	**0**	**0**	**0**	**2.170.000**
402	05	00	00	Productos de papel, cartón e impresos	2.170.000	0	0	0	0	0	2.170.000
402	05	04	00	Libros, revistas y periódicos	730.000	0	0	0	0	0	730.000
402	05	05	00	Material de enseñanza	1.440.000	0	0	0	0	0	1.440.000
				Totales	**2.170.000**	**0**	**0**	**0**	**0**	**0**	**2.170.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116791 100082000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: FOMENTAR EN LA COMUNIDAD EDUCATIVA LOS HÁBITOS Y EL GUSTO POR LA LECTURA, EL VALOR DE LA ESCRITURA, EL PERIODISMO ESCOLAR, EL USO RESPONSABLE DE INTERNET Y OTRAS FORMAS INFORMÁTICAS DE COMUNICACIÓN, ASÍ COMO, FACILITAR EL ACCESO DE LAS COMUNIDADES A LOS MEDIOS DE COMUNICACIÓN.

UNIDAD DE MEDIDA: CENTROS **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100082004 PUBLICAR UNA RECOPILACIÓN DE LECTURAS PARA LOS DOCENTES BIBLIOTECARIOS Y DOCENTES DE AULA PROMOTORES DEL PLAN NACIONAL REVOLUCIONARIO DE LECTURA.

UNIDAD DE MEDIDA: OBRA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**140.710**	**0**	**0**	**0**	**0**	**0**	**140.710**
403	07	00	00	Servicios de información, impresión y relaciones públicas	140.710	0	0	0	0	0	140.710
403	07	02	00	Imprenta y reproducción	140.710	0	0	0	0	0	140.710
				Totales	**140.710**	**0**	**0**	**0**	**0**	**0**	**140.710**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116791 100082000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: FOMENTAR EN LA COMUNIDAD EDUCATIVA LOS HÁBITOS Y EL GUSTO POR LA LECTURA, EL VALOR DE LA ESCRITURA, EL PERIODISMO ESCOLAR, EL USO RESPONSABLE DE INTERNET Y OTRAS FORMAS INFORMÁTICAS DE COMUNICACIÓN, ASÍ COMO, FACILITAR EL ACCESO DE LAS COMUNIDADES A LOS MEDIOS DE COMUNICACIÓN.

UNIDAD DE MEDIDA: CENTROS **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100082005 REALIZAR ENCUENTROS NACIONALES DE PERIODISMO ESCOLAR, PROMOTORES DEL PLAN REVOLUCIONARIO DE LECTURA Y DE LAS REDES DE UNIDADES DE PRODUCCIÓN RADIOFÓNICAS ESTUDIANTIL.

UNIDAD DE MEDIDA: EVENTO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**362.631**	**0**	**0**	**0**	**0**	**0**	**362.631**
402	01	00	00	Productos alimenticios y agropecuarios	362.631	0	0	0	0	0	362.631
402	01	01	00	Alimentos y bebidas para personas	362.631	0	0	0	0	0	362.631
403	**00**	**00**	**00**	**Servicios no personales**	**388.146**	**0**	**0**	**0**	**0**	**0**	**388.146**
403	09	00	00	Viáticos y pasajes	312.561	0	0	0	0	0	312.561
403	09	01	00	Viáticos y pasajes dentro del país	312.561	0	0	0	0	0	312.561
403	18	00	00	Impuestos indirectos	75.585	0	0	0	0	0	75.585
403	18	01	00	Impuesto al valor agregado	75.585	0	0	0	0	0	75.585
				Totales	**750.777**	**0**	**0**	**0**	**0**	**0**	**750.777**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116791 100082000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: FOMENTAR EN LA COMUNIDAD EDUCATIVA LOS HÁBITOS Y EL GUSTO POR LA LECTURA, EL VALOR DE LA ESCRITURA, EL PERIODISMO ESCOLAR, EL USO RESPONSABLE DE INTERNET Y OTRAS FORMAS INFORMÁTICAS DE COMUNICACIÓN, ASÍ COMO, FACILITAR EL ACCESO DE LAS COMUNIDADES A LOS MEDIOS DE COMUNICACIÓN.

UNIDAD DE MEDIDA: CENTROS **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100082006 DOTAR E INSTALAR EQUIPOS, MATERIALES E INSUMOS A LA RED RADIO ESCOLAR A FIN DE APOYAR LA APERTURA DE ESPACIOS PARA LAS PRODUCCIONES RADIALES EN LAS ESCUELAS DEL SUBSISTEMA EDUCATIVO BOLIVARIANO.

UNIDAD DE MEDIDA: CENTRO DOTADO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**133.609**	**0**	**0**	**0**	**0**	**0**	**133.609**
402	05	00	00	Productos de papel, cartón e impresos	43.289	0	0	0	0	0	43.289
402	05	03	00	Productos de papel y cartón para oficina	43.289	0	0	0	0	0	43.289
402	10	00	00	Productos varios y útiles diversos	90.320	0	0	0	0	0	90.320
402	10	08	00	Materiales para equipos de computación	90.320	0	0	0	0	0	90.320
403	**00**	**00**	**00**	**Servicios no personales**	**300.500**	**0**	**0**	**0**	**0**	**0**	**300.500**
403	18	00	00	Impuestos indirectos	300.500	0	0	0	0	0	300.500
403	18	01	00	Impuesto al valor agregado	300.500	0	0	0	0	0	300.500
404	**00**	**00**	**00**	**Activos reales**	**2.052.650**	**0**	**0**	**0**	**0**	**0**	**2.052.650**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.222.250	0	0	0	0	0	1.222.250
404	05	01	00	Equipos de telecomunicaciones	1.160.350	0	0	0	0	0	1.160.350
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	61.900	0	0	0	0	0	61.900
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	830.400	0	0	0	0	0	830.400
404	09	02	00	Equipos de computación	830.400	0	0	0	0	0	830.400
				Totales	**2.486.759**	**0**	**0**	**0**	**0**	**0**	**2.486.759**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116791 100082000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: FOMENTAR EN LA COMUNIDAD EDUCATIVA LOS HÁBITOS Y EL GUSTO POR LA LECTURA, EL VALOR DE LA ESCRITURA, EL PERIODISMO ESCOLAR, EL USO RESPONSABLE DE INTERNET Y OTRAS FORMAS INFORMÁTICAS DE COMUNICACIÓN, ASÍ COMO, FACILITAR EL ACCESO DE LAS COMUNIDADES A LOS MEDIOS DE COMUNICACIÓN.

UNIDAD DE MEDIDA: CENTROS **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100082007 REALIZAR JORNADAS DE FORMACIÓN PERMANENTE DIRIGIDAS A NIÑOS Y JÓVENES, DOCENTES DE AULA Y DOCENTES BIBLIOTECARIOS Y DOCENTES DE AULA EN MATERIA DE PRODUCCIÓN RADIOFÓNICAS, PERIODISMO ESCOLAR, ASÍ COMO TÉCNICAS Y ESTRATEGIAS DE FOMENTO DE LA LECTURA.

UNIDAD DE MEDIDA: JORNADA **META:** 26

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**360.000**	**0**	**0**	**0**	**0**	**0**	**360.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	360.000	0	0	0	0	0	360.000
401	01	18	00	Remuneraciones al personal contratado	360.000	0	0	0	0	0	360.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**301.177**	**0**	**0**	**0**	**0**	**0**	**301.177**
402	01	00	00	Productos alimenticios y agropecuarios	170.877	0	0	0	0	0	170.877
402	01	01	00	Alimentos y bebidas para personas	170.877	0	0	0	0	0	170.877
402	05	00	00	Productos de papel, cartón e impresos	105.300	0	0	0	0	0	105.300
402	05	05	00	Material de enseñanza	105.300	0	0	0	0	0	105.300
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**52.200**	**0**	**0**	**0**	**0**	**0**	**52.200**
403	09	00	00	Viáticos y pasajes	46.000	0	0	0	0	0	46.000
403	09	01	00	Viáticos y pasajes dentro del país	46.000	0	0	0	0	0	46.000
403	18	00	00	Impuestos indirectos	6.200	0	0	0	0	0	6.200
403	18	01	00	Impuesto al valor agregado	6.200	0	0	0	0	0	6.200
				Totales	**713.377**	**0**	**0**	**0**	**0**	**0**	**713.377**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116791 100082000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: FOMENTAR EN LA COMUNIDAD EDUCATIVA LOS HÁBITOS Y EL GUSTO POR LA LECTURA, EL VALOR DE LA ESCRITURA, EL PERIODISMO ESCOLAR, EL USO RESPONSABLE DE INTERNET Y OTRAS FORMAS INFORMÁTICAS DE COMUNICACIÓN, ASÍ COMO, FACILITAR EL ACCESO DE LAS COMUNIDADES A LOS MEDIOS DE COMUNICACIÓN.

UNIDAD DE MEDIDA: CENTROS **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100082008 REALIZAR LA PUBLICACIÓN SOBRE LAS EXPERIENCIAS SIGNIFICATIVAS DEL PERIODISMO ESCOLAR (RADIO Y PRENSA ESCRITA).

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**60.000**	**0**	**0**	**0**	**0**	**0**	**60.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	60.000	0	0	0	0	0	60.000
403	07	02	00	Imprenta y reproducción	60.000	0	0	0	0	0	60.000
				Totales	**60.000**	**0**	**0**	**0**	**0**	**0**	**60.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116791 100082000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: FOMENTAR EN LA COMUNIDAD EDUCATIVA LOS HÁBITOS Y EL GUSTO POR LA LECTURA, EL VALOR DE LA ESCRITURA, EL PERIODISMO ESCOLAR, EL USO RESPONSABLE DE INTERNET Y OTRAS FORMAS INFORMÁTICAS DE COMUNICACIÓN, ASÍ COMO, FACILITAR EL ACCESO DE LAS COMUNIDADES A LOS MEDIOS DE COMUNICACIÓN.

UNIDAD DE MEDIDA: CENTROS **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100082009 REALIZAR TALLERES DE FORMACIÓN A DOCENTES, ESTUDIANTES Y COMUNIDAD EN GENERAL EN HISTORIA LOCAL.

UNIDAD DE MEDIDA: TALLER **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**331.294**	**0**	**0**	**0**	**0**	0	**331.294**
402	01	00	00	Productos alimenticios y agropecuarios	187.964	0	0	0	0	0	187.964
402	01	01	00	Alimentos y bebidas para personas	187.964	0	0	0	0	0	187.964
402	05	00	00	Productos de papel, cartón e impresos	115.830	0	0	0	0	0	115.830
402	05	05	00	Material de enseñanza	115.830	0	0	0	0	0	115.830
402	10	00	00	Productos varios y útiles diversos	27.500	0	0	0	0	0	27.500
402	10	08	00	Materiales para equipos de computación	27.500	0	0	0	0	0	27.500
403	**00**	**00**	**00**	**Servicios no personales**	**57.420**	**0**	**0**	**0**	**0**	0	**57.420**
403	09	00	00	Viáticos y pasajes	50.600	0	0	0	0	0	50.600
403	09	01	00	Viáticos y pasajes dentro del país	50.600	0	0	0	0	0	50.600
403	18	00	00	Impuestos indirectos	6.820	0	0	0	0	0	6.820
403	18	01	00	Impuesto al valor agregado	6.820	0	0	0	0	0	6.820
				Totales	**388.714**	**0**	**0**	**0**	**0**	0	**388.714**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116850 100083000 TODAS LAS MANOS A LA SIEMBRA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DESDE EL SUBSISTEMA DE EDUCACIÓN BÁSICA, ACCIONES QUE IMPULSEN EL ENFOQUE AGROECOLÓGICO COMO PARTE DEL PROCESO PARA ASEGURAR LA SOBERANÍA ALIMENTARIA.

UNIDAD DE MEDIDA: ESPACIO **META:** 480

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**60.000**	**0**	**0**	**0**	**0**	**0**	**60.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	60.000	0	0	0	0	0	60.000
401	01	18	00	Remuneraciones al personal contratado	60.000	0	0	0	0	0	60.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.226.470**	**0**	**0**	**0**	**0**	**0**	**5.226.470**
402	01	00	00	Productos alimenticios y agropecuarios	550.000	0	0	0	0	0	550.000
402	01	01	00	Alimentos y bebidas para personas	550.000	0	0	0	0	0	550.000
402	02	00	00	Productos de minas, canteras y yacimientos	9.024	0	0	0	0	0	9.024
402	02	05	00	Piedra, arcilla, arena y tierra	9.024	0	0	0	0	0	9.024
402	03	00	00	Textiles y vestuarios	150.000	0	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	150.000	0	0	0	0	0	150.000
402	05	00	00	Productos de papel, cartón e impresos	490.000	0	0	0	0	0	490.000
402	05	01	00	Pulpa de madera, papel y cartón	80.000	0	0	0	0	0	80.000
402	05	02	00	Envases y cajas de papel y cartón	20.000	0	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	130.000	0	0	0	0	0	130.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	260.000	0	0	0	0	0	260.000
402	06	00	00	Productos químicos y derivados	744.680	0	0	0	0	0	744.680
402	06	06	00	Combustibles y lubricantes	30.000	0	0	0	0	0	30.000
402	06	08	00	Productos plásticos	714.680	0	0	0	0	0	714.680
402	07	00	00	Productos minerales no metálicos	98.920	0	0	0	0	0	98.920
402	07	01	00	Productos de barro, loza y porcelana	98.920	0	0	0	0	0	98.920
402	08	00	00	Productos metálicos	2.684.488	0	0	0	0	0	2.684.488
402	08	01	00	Productos primarios de hierro y acero	43.240	0	0	0	0	0	43.240
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.641.248	0	0	0	0	0	2.641.248
402	09	00	00	Productos de madera	193.104	0	0	0	0	0	193.104
402	09	01	00	Productos primarios de madera	193.104	0	0	0	0	0	193.104
402	10	00	00	Productos varios y útiles diversos	246.254	0	0	0	0	0	246.254
402	10	06	00	Condecoraciones, ofrendas y similares	156.254	0	0	0	0	0	156.254
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	0	50.000
402	10	13	00	Materiales fotográficos	40.000	0	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116850 100083000 TODAS LAS MANOS A LA SIEMBRA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DESDE EL SUBSISTEMA DE EDUCACIÓN BÁSICA, ACCIONES QUE IMPULSEN EL ENFOQUE AGROECOLÓGICO COMO PARTE DEL PROCESO PARA ASEGURAR LA SOBERANÍA ALIMENTARIA.

UNIDAD DE MEDIDA: ESPACIO **META:** 480

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	60.000	0	0	0	0	0	60.000
402	99	01	00	Otros materiales y suministros	60.000	0	0	0	0	0	60.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.786.205**	**0**	**0**	**0**	**0**	**0**	**2.786.205**
403	06	00	00	Servicios de transporte y almacenaje	65.000	0	0	0	0	0	65.000
403	06	01	00	Fletes y embalajes	65.000	0	0	0	0	0	65.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.131.750	0	0	0	0	0	1.131.750
403	07	01	00	Publicidad y propaganda	300.000	0	0	0	0	0	300.000
403	07	02	00	Imprenta y reproducción	670.000	0	0	0	0	0	670.000
403	07	04	00	Avisos	161.750	0	0	0	0	0	161.750
403	09	00	00	Viáticos y pasajes	425.000	0	0	0	0	0	425.000
403	09	01	00	Viáticos y pasajes dentro del país	425.000	0	0	0	0	0	425.000
403	10	00	00	Servicios profesionales y técnicos	370.000	0	0	0	0	0	370.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	5.000	0	0	0	0	0	5.000
403	10	99	00	Otros servicios profesionales y técnicos	365.000	0	0	0	0	0	365.000
403	18	00	00	Impuestos indirectos	454.455	0	0	0	0	0	454.455
403	18	01	00	Impuesto al valor agregado	454.455	0	0	0	0	0	454.455
403	99	00	00	Otros servicios no personales	340.000	0	0	0	0	0	340.000
403	99	01	00	Otros servicios no personales	340.000	0	0	0	0	0	340.000
404	**00**	**00**	**00**	**Activos reales**	**9.443.614**	**0**	**0**	**0**	**0**	**0**	**9.443.614**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.029.050	0	0	0	0	0	2.029.050
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	672.000	0	0	0	0	0	672.000
404	03	06	00	Maquinaria y equipos de energía	1.313.250	0	0	0	0	0	1.313.250
404	03	07	00	Maquinaria y equipos de riego y acueductos	43.800	0	0	0	0	0	43.800
404	04	00	00	Equipos de transporte, tracción y elevación	7.414.564	0	0	0	0	0	7.414.564
404	04	01	00	Vehículos automotores terrestres	6.959.164	0	0	0	0	0	6.959.164
404	04	05	00	Vehículos de tracción no motorizados	455.400	0	0	0	0	0	455.400
				Totales	**17.516.289**	**0**	**0**	**0**	**0**	**0**	**17.516.289**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116850 100083000 TODAS LAS MANOS A LA SIEMBRA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DESDE EL SUBSISTEMA DE EDUCACIÓN BÁSICA, ACCIONES QUE IMPULSEN EL ENFOQUE AGROECOLÓGICO COMO PARTE DEL PROCESO PARA ASEGURAR LA SOBERANÍA ALIMENTARIA.

UNIDAD DE MEDIDA: ESPACIO **META:** 480

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116850 100083000 TODAS LAS MANOS A LA SIEMBRA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DESDE EL SUBSISTEMA DE EDUCACIÓN BÁSICA, ACCIONES QUE IMPULSEN EL ENFOQUE AGROECOLÓGICO COMO PARTE DEL PROCESO PARA ASEGURAR LA SOBERANÍA ALIMENTARIA.

UNIDAD DE MEDIDA: ESPACIO **META:** 480

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100083001 REALIZAR CAMPAÑAS DE DIVULGACIÓN PARA PROMOVER DESDE LA ESCUELA UNA ALIMENTACIÓN SANA, SEGURA, SOBERANA Y SABROSA Y ENCUENTROS DE MAESTROS, PROFESORES, ESTUDIANTES, CONUQUEROS, COMITÉS DE EDUCACIÓN DE LOS CONSEJOS COMUNALES Y COMUNIDAD EN GENERAL PARA INTERCAMBIO DE EXPERIENCIAS.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.086.254**	**0**	**0**	**0**	**0**	0	**1.086.254**
402	01	00	00	Productos alimenticios y agropecuarios	280.000	0	0	0	0	0	280.000
402	01	01	00	Alimentos y bebidas para personas	280.000	0	0	0	0	0	280.000
402	03	00	00	Textiles y vestuarios	150.000	0	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	150.000	0	0	0	0	0	150.000
402	05	00	00	Productos de papel, cartón e impresos	370.000	0	0	0	0	0	370.000
402	05	01	00	Pulpa de madera, papel y cartón	80.000	0	0	0	0	0	80.000
402	05	03	00	Productos de papel y cartón para oficina	130.000	0	0	0	0	0	130.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	160.000	0	0	0	0	0	160.000
402	06	00	00	Productos químicos y derivados	30.000	0	0	0	0	0	30.000
402	06	06	00	Combustibles y lubricantes	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	196.254	0	0	0	0	0	196.254
402	10	06	00	Condecoraciones, ofrendas y similares	156.254	0	0	0	0	0	156.254
402	10	13	00	Materiales fotográficos	40.000	0	0	0	0	0	40.000
402	99	00	00	Otros materiales y suministros	60.000	0	0	0	0	0	60.000
402	99	01	00	Otros materiales y suministros	60.000	0	0	0	0	0	60.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.870.605**	**0**	**0**	**0**	**0**	0	**1.870.605**
403	06	00	00	Servicios de transporte y almacenaje	65.000	0	0	0	0	0	65.000
403	06	01	00	Fletes y embalajes	65.000	0	0	0	0	0	65.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	931.750	0	0	0	0	0	931.750
403	07	01	00	Publicidad y propaganda	300.000	0	0	0	0	0	300.000
403	07	02	00	Imprenta y reproducción	470.000	0	0	0	0	0	470.000
403	07	04	00	Avisos	161.750	0	0	0	0	0	161.750
403	09	00	00	Viáticos y pasajes	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116850 100083000 TODAS LAS MANOS A LA SIEMBRA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DESDE EL SUBSISTEMA DE EDUCACIÓN BÁSICA, ACCIONES QUE IMPULSEN EL ENFOQUE AGROECOLÓGICO COMO PARTE DEL PROCESO PARA ASEGURAR LA SOBERANÍA ALIMENTARIA.

UNIDAD DE MEDIDA: ESPACIO **META:** 480

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100083001 REALIZAR CAMPAÑAS DE DIVULGACIÓN PARA PROMOVER DESDE LA ESCUELA UNA ALIMENTACIÓN SANA, SEGURA, SOBERANA Y SABROSA Y ENCUENTROS DE MAESTROS, PROFESORES, ESTUDIANTES, CONUQUEROS, COMITÉS DE EDUCACIÓN DE LOS CONSEJOS COMUNALES Y COMUNIDAD EN GENERAL PARA INTERCAMBIO DE EXPERIENCIAS.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	200.000	0	0	0	0	0	200.000
403	10	00	00	Servicios profesionales y técnicos	175.000	0	0	0	0	0	175.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	5.000	0	0	0	0	0	5.000
403	10	99	00	Otros servicios profesionales y técnicos	170.000	0	0	0	0	0	170.000
403	18	00	00	Impuestos indirectos	298.855	0	0	0	0	0	298.855
403	18	01	00	Impuesto al valor agregado	298.855	0	0	0	0	0	298.855
403	99	00	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
403	99	01	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
				Totales	**2.956.859**	0	0	0	0	0	**2.956.859**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116850 100083000 TODAS LAS MANOS A LA SIEMBRA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DESDE EL SUBSISTEMA DE EDUCACIÓN BÁSICA, ACCIONES QUE IMPULSEN EL ENFOQUE AGROECOLÓGICO COMO PARTE DEL PROCESO PARA ASEGURAR LA SOBERANÍA ALIMENTARIA.

UNIDAD DE MEDIDA: ESPACIO **META:** 480

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 100083002 DESARROLLAR ESTRATEGIAS EDUCATIVAS DIRIGIDAS A LA FORMACIÓN EN MATERIA AGROALIMENTARIA Y AMBIENTAL, CON LA PARTICIPACIÓN DE DOCENTES, ESTUDIANTES, CONUQUEROS, COMITÉS DE EDUCACIÓN DE LOS CONSEJOS COMUNALES Y COMUNIDAD, A NIVEL NACIONAL.

UNIDAD DE MEDIDA: TALLER **META:** 96

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**60.000**	**0**	**0**	**0**	**0**	**0**	**60.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	60.000	0	0	0	0	0	60.000
401	01	18	00	Remuneraciones al personal contratado	60.000	0	0	0	0	0	60.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**440.000**	**0**	**0**	**0**	**0**	**0**	**440.000**
402	01	00	00	Productos alimenticios y agropecuarios	270.000	0	0	0	0	0	270.000
402	01	01	00	Alimentos y bebidas para personas	270.000	0	0	0	0	0	270.000
402	05	00	00	Productos de papel, cartón e impresos	120.000	0	0	0	0	0	120.000
402	05	02	00	Envases y cajas de papel y cartón	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**915.600**	**0**	**0**	**0**	**0**	**0**	**915.600**
403	07	00	00	Servicios de información, impresión y relaciones públicas	200.000	0	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	225.000	0	0	0	0	0	225.000
403	09	01	00	Viáticos y pasajes dentro del país	225.000	0	0	0	0	0	225.000
403	10	00	00	Servicios profesionales y técnicos	195.000	0	0	0	0	0	195.000
403	10	99	00	Otros servicios profesionales y técnicos	195.000	0	0	0	0	0	195.000
403	18	00	00	Impuestos indirectos	155.600	0	0	0	0	0	155.600
403	18	01	00	Impuesto al valor agregado	155.600	0	0	0	0	0	155.600
403	99	00	00	Otros servicios no personales	140.000	0	0	0	0	0	140.000
403	99	01	00	Otros servicios no personales	140.000	0	0	0	0	0	140.000
				Totales	**1.415.600**	**0**	**0**	**0**	**0**	**0**	**1.415.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116850 100083000 TODAS LAS MANOS A LA SIEMBRA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DESDE EL SUBSISTEMA DE EDUCACIÓN BÁSICA, ACCIONES QUE IMPULSEN EL ENFOQUE AGROECOLÓGICO COMO PARTE DEL PROCESO PARA ASEGURAR LA SOBERANÍA ALIMENTARIA.

UNIDAD DE MEDIDA: ESPACIO **META:** 480

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100083003 CREAR Y CONSOLIDAR ESPACIOS DE PRODUCCIÓN AGROALIMENTARIA EN LAS INSTITUCIONES EDUCATIVAS CON LA PARTICIPACIÓN DE DOCENTES, ESTUDIANTES, CAMPESINOS Y COMUNIDAD EN GENERAL A NIVEL NACIONAL.

UNIDAD DE MEDIDA: ESPACIO **META:** 480

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.700.216**	**0**	**0**	**0**	**0**	0	**3.700.216**
402	02	00	00	Productos de minas, canteras y yacimientos	9.024	0	0	0	0	0	9.024
402	02	05	00	Piedra, arcilla, arena y tierra	9.024	0	0	0	0	0	9.024
402	06	00	00	Productos químicos y derivados	714.680	0	0	0	0	0	714.680
402	06	08	00	Productos plásticos	714.680	0	0	0	0	0	714.680
402	07	00	00	Productos minerales no metálicos	98.920	0	0	0	0	0	98.920
402	07	01	00	Productos de barro, loza y porcelana	98.920	0	0	0	0	0	98.920
402	08	00	00	Productos metálicos	2.684.488	0	0	0	0	0	2.684.488
402	08	01	00	Productos primarios de hierro y acero	43.240	0	0	0	0	0	43.240
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.641.248	0	0	0	0	0	2.641.248
402	09	00	00	Productos de madera	193.104	0	0	0	0	0	193.104
402	09	01	00	Productos primarios de madera	193.104	0	0	0	0	0	193.104
404	**00**	**00**	**00**	**Activos reales**	**9.443.614**	**0**	**0**	**0**	**0**	0	**9.443.614**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.029.050	0	0	0	0	0	2.029.050
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	672.000	0	0	0	0	0	672.000
404	03	06	00	Maquinaria y equipos de energía	1.313.250	0	0	0	0	0	1.313.250
404	03	07	00	Maquinaria y equipos de riego y acueductos	43.800	0	0	0	0	0	43.800
404	04	00	00	Equipos de transporte, tracción y elevación	7.414.564	0	0	0	0	0	7.414.564
404	04	01	00	Vehículos automotores terrestres	6.959.164	0	0	0	0	0	6.959.164
404	04	05	00	Vehículos de tracción no motorizados	455.400	0	0	0	0	0	455.400
				Totales	**13.143.830**	**0**	**0**	**0**	**0**	0	**13.143.830**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116782 100084000 DESARROLLO CURRICULAR EN EL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL SISTEMA EDUCATIVO VENEZOLANO

OBJETIVO DEL PROYECTO: FORTALECER EL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: DOCENTE

META: 503.240

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**544.900**	**0**	**0**	**0**	**0**	**0**	**544.900**
402	01	00	00	Productos alimenticios y agropecuarios	169.500	0	0	0	0	0	169.500
402	01	01	00	Alimentos y bebidas para personas	169.500	0	0	0	0	0	169.500
402	05	00	00	Productos de papel, cartón e impresos	180.400	0	0	0	0	0	180.400
402	05	03	00	Productos de papel y cartón para oficina	48.400	0	0	0	0	0	48.400
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	132.000	0	0	0	0	0	132.000
402	10	00	00	Productos varios y útiles diversos	195.000	0	0	0	0	0	195.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	9.459	0	0	0	0	0	9.459
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	46.041	0	0	0	0	0	46.041
402	10	08	00	Materiales para equipos de computación	139.500	0	0	0	0	0	139.500
403	**00**	**00**	**00**	**Servicios no personales**	**197.500**	**0**	**0**	**0**	**0**	**0**	**197.500**
403	07	00	00	Servicios de información, impresión y relaciones públicas	67.500	0	0	0	0	0	67.500
403	07	02	00	Imprenta y reproducción	67.500	0	0	0	0	0	67.500
403	09	00	00	Viáticos y pasajes	130.000	0	0	0	0	0	130.000
403	09	01	00	Viáticos y pasajes dentro del pais	130.000	0	0	0	0	0	130.000
				Totales	742.400	0	0	0	0	0	742.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116782 100084000 DESARROLLO CURRICULAR EN EL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL SISTEMA EDUCATIVO VENEZOLANO

OBJETIVO DEL PROYECTO: FORTALECER EL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: DOCENTE

META: 503.240

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116782 100084000 DESARROLLO CURRICULAR EN EL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL SISTEMA EDUCATIVO VENEZOLANO

OBJETIVO DEL PROYECTO: FORTALECER EL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: DOCENTE **META:** 503.240

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100084001 DESARROLLAR MESAS TÉCNICAS INTERMINISTERIALES E INTRAMINISTERIALES EN MATERIA DE APOYO TÉCNICO-PEDAGÓGICO AL DESARROLLO CURRICULAR DE PROGRAMAS, PLANES Y PROYECTOS FORMULADOS EN LOS DISTINTOS ENTES PÚBLICOS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: MESA TÉCNICA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**107.000**	**0**	**0**	**0**	**0**	**0**	**107.000**
402	01	00	00	Productos alimenticios y agropecuarios	35.000	0	0	0	0	0	35.000
402	01	01	00	Alimentos y bebidas para personas	35.000	0	0	0	0	0	35.000
402	05	00	00	Productos de papel, cartón e impresos	52.000	0	0	0	0	0	52.000
402	05	03	00	Productos de papel y cartón para oficina	26.000	0	0	0	0	0	26.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	26.000	0	0	0	0	0	26.000
402	10	00	00	Productos varios y útiles diversos	20.000	0	0	0	0	0	20.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	9.459	0	0	0	0	0	9.459
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.541	0	0	0	0	0	10.541
				Totales	**107.000**	**0**	**0**	**0**	**0**	**0**	**107.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116782 100084000 DESARROLLO CURRICULAR EN EL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL SISTEMA EDUCATIVO VENEZOLANO

OBJETIVO DEL PROYECTO: FORTALECER EL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: DOCENTE **META:** 503.240

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100084002 PRODUCIR RECURSOS DIGITALIZADOS PARA EL PROYECTO CANAIMA EDUCATIVO.

UNIDAD DE MEDIDA: INFORME **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**71.400**	**0**	**0**	**0**	**0**	0	**71.400**
402	01	00	00	Productos alimenticios y agropecuarios	28.000	0	0	0	0	0	28.000
402	01	01	00	Alimentos y bebidas para personas	28.000	0	0	0	0	0	28.000
402	05	00	00	Productos de papel, cartón e impresos	8.400	0	0	0	0	0	8.400
402	05	03	00	Productos de papel y cartón para oficina	8.400	0	0	0	0	0	8.400
402	10	00	00	Productos varios y útiles diversos	35.000	0	0	0	0	0	35.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.500	0	0	0	0	0	10.500
402	10	08	00	Materiales para equipos de computación	24.500	0	0	0	0	0	24.500
403	**00**	**00**	**00**	**Servicios no personales**	**35.000**	**0**	**0**	**0**	**0**	0	**35.000**
403	09	00	00	Viáticos y pasajes	35.000	0	0	0	0	0	35.000
403	09	01	00	Viáticos y pasajes dentro del país	35.000	0	0	0	0	0	35.000
				Totales	**106.400**	**0**	**0**	**0**	**0**	0	**106.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116782 100084000 DESARROLLO CURRICULAR EN EL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL SISTEMA EDUCATIVO VENEZOLANO

OBJETIVO DEL PROYECTO: FORTALECER EL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: DOCENTE **META:** 503.240

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100084003 DESARROLLAR MESAS TÉCNICAS INTRAMINISTERIALES PARA LA PRODUCCIÓN DE LAS LÍNEAS CURRICULARES EN EDUCACIÓN AMBIENTAL.

UNIDAD DE MEDIDA: MESA TÉCNICA **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**74.500**	**0**	**0**	**0**	**0**	**0**	**74.500**
402	01	00	00	Productos alimenticios y agropecuarios	17.500	0	0	0	0	0	17.500
402	01	01	00	Alimentos y bebidas para personas	17.500	0	0	0	0	0	17.500
402	05	00	00	Productos de papel, cartón e impresos	32.000	0	0	0	0	0	32.000
402	05	03	00	Productos de papel y cartón para oficina	14.000	0	0	0	0	0	14.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	18.000	0	0	0	0	0	18.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**22.500**	**0**	**0**	**0**	**0**	**0**	**22.500**
403	07	00	00	Servicios de información, impresión y relaciones públicas	22.500	0	0	0	0	0	22.500
403	07	02	00	Imprenta y reproducción	22.500	0	0	0	0	0	22.500
				Totales	**97.000**	**0**	**0**	**0**	**0**	**0**	**97.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116782 100084000 DESARROLLO CURRICULAR EN EL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL SISTEMA EDUCATIVO VENEZOLANO

OBJETIVO DEL PROYECTO: FORTALECER EL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: DOCENTE **META:** 503.240

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100084004 DESARROLLAR MESAS TÉCNICAS INTRA - INTERINSTITUCIONALES PARA LA CONFORMACIÓN DE LA SILUETA CURRICULAR DEL SUBSISTEMA DE EDUCACIÓN BÁSICA

UNIDAD DE MEDIDA: MESA TÉCNICA **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**77.000**	**0**	**0**	**0**	**0**	**0**	**77.000**
402	01	00	00	Productos alimenticios y agropecuarios	24.000	0	0	0	0	0	24.000
402	01	01	00	Alimentos y bebidas para personas	24.000	0	0	0	0	0	24.000
402	05	00	00	Productos de papel, cartón e impresos	23.000	0	0	0	0	0	23.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	23.000	0	0	0	0	0	23.000
402	10	00	00	Productos varios y útiles diversos	30.000	0	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.000	0	0	0	0	0	25.000
403	07	02	00	Imprenta y reproducción	25.000	0	0	0	0	0	25.000
				Totales	**102.000**	**0**	**0**	**0**	**0**	**0**	**102.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116782 100084000 DESARROLLO CURRICULAR EN EL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL SISTEMA EDUCATIVO VENEZOLANO

OBJETIVO DEL PROYECTO: FORTALECER EL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: DOCENTE **META:** 503.240

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100084005 ELABORAR ACTUALIZACIONES EN CUANTO A LAS ORIENTACIONES DE LOS EJES INTEGRADORES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA

UNIDAD DE MEDIDA: INFORME **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**67.500**	**0**	**0**	**0**	**0**	**0**	**67.500**
402	01	00	00	Productos alimenticios y agropecuarios	22.500	0	0	0	0	0	22.500
402	01	01	00	Alimentos y bebidas para personas	22.500	0	0	0	0	0	22.500
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**30.000**	**0**	**0**	**0**	**0**	**0**	**30.000**
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
				Totales	**97.500**	**0**	**0**	**0**	**0**	**0**	**97.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116782 100084000 DESARROLLO CURRICULAR EN EL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL SISTEMA EDUCATIVO VENEZOLANO

OBJETIVO DEL PROYECTO: FORTALECER EL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: DOCENTE **META:** 503.240

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100084006 DESARROLLAR MESAS DE TÉCNICAS PARA EL ESTABLECIMIENTO DEL PROCESO DE DIRECCIÓN ESCOLAR EN EL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: MESA TÉCNICA **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**77.500**	**0**	**0**	**0**	**0**	**0**	**77.500**
402	01	00	00	Productos alimenticios y agropecuarios	22.500	0	0	0	0	0	22.500
402	01	01	00	Alimentos y bebidas para personas	22.500	0	0	0	0	0	22.500
402	05	00	00	Productos de papel, cartón e impresos	25.000	0	0	0	0	0	25.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	25.000	0	0	0	0	0	25.000
402	10	00	00	Productos varios y útiles diversos	30.000	0	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**40.000**	**0**	**0**	**0**	**0**	**0**	**40.000**
403	09	00	00	Viáticos y pasajes	40.000	0	0	0	0	0	40.000
403	09	01	00	Viáticos y pasajes dentro del pais	40.000	0	0	0	0	0	40.000
				Totales	**117.500**	**0**	**0**	**0**	**0**	**0**	**117.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116782 100084000 DESARROLLO CURRICULAR EN EL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL SISTEMA EDUCATIVO VENEZOLANO

OBJETIVO DEL PROYECTO: FORTALECER EL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: DOCENTE **META:** 503.240

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100084007 REALIZAR ASESORÍA TÉCNICA PEDAGÓGICA EN EL USO DE LAS HERRAMIENTAS TECNOLÓGICAS, PARA EL DESARROLLO DE CONTENIDOS EN LOS CENTROS DE PRODUCCIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRICULO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**70.000**	**0**	**0**	**0**	**0**	**0**	**70.000**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	30.000	0	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**45.000**	**0**	**0**	**0**	**0**	**0**	**45.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	25.000	0	0	0	0	0	25.000
403	09	01	00	Viáticos y pasajes dentro del país	25.000	0	0	0	0	0	25.000
				Totales	**115.000**	**0**	**0**	**0**	**0**	**0**	**115.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116828 100085000 TRABAJO VOLUNTARIO, CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: CONCIENTIZAR A LOS TRABAJADORES DEL MPPE, LAS ZONAS EDUCATIVAS, COMUNIDADES EDUCATIVAS, MIEMBROS DE LOS CONSEJOS COMUNALES Y ORGANIZACIONES VIVAS, PARA SU INCORPORACIÓN AL TRABAJO VOLUNTARIO A TRAVÉS DE LA ASISTENCIA PRIMARIA DE LA INFRAESTRUCTURA ESCOLAR, PRIORIZANDO LAS PROBLEMÁTICAS DE PINTURA, ILUMINACIÓN Y PLOMERÍA, ES DECIR, REPARACIONES Y MANTENIMIENTOS MENORES, A FIN DE GARANTIZAR LA VIDA ÚTIL DE LOS PLANTELES Y, EN CONSECUENCIA, EL BIENESTAR DE LAS COMUNIDADES EDUCATIVAS.

UNIDAD DE MEDIDA: REPARACIÓN **META:** 1.248

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**640.500**	**0**	**0**	**0**	**0**	**0**	**640.500**
401	01	00	00	Sueldos, salarios y otras retribuciones	640.500	0	0	0	0	0	640.500
401	01	18	00	Remuneraciones al personal contratado	30.000	0	0	0	0	0	30.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	610.500	0	0	0	0	0	610.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.890.321**	**0**	**0**	**0**	**0**	**0**	**19.890.321**
402	01	00	00	Productos alimenticios y agropecuarios	1.290.610	0	0	0	0	0	1.290.610
402	01	01	00	Alimentos y bebidas para personas	1.290.610	0	0	0	0	0	1.290.610
402	02	00	00	Productos de minas, canteras y yacimientos	15.000	0	0	0	0	0	15.000
402	02	05	00	Piedra, arcilla, arena y tierra	15.000	0	0	0	0	0	15.000
402	03	00	00	Textiles y vestuarios	3.565.500	0	0	0	0	0	3.565.500
402	03	01	00	Textiles	1.648.500	0	0	0	0	0	1.648.500
402	03	02	00	Prendas de vestir	1.917.000	0	0	0	0	0	1.917.000
402	05	00	00	Productos de papel, cartón e impresos	2.461.101	0	0	0	0	0	2.461.101
402	05	01	00	Pulpa de madera, papel y cartón	106.500	0	0	0	0	0	106.500
402	05	02	00	Envases y cajas de papel y cartón	31.300	0	0	0	0	0	31.300
402	05	03	00	Productos de papel y cartón para oficina	324.800	0	0	0	0	0	324.800
402	05	04	00	Libros, revistas y periódicos	1.164.401	0	0	0	0	0	1.164.401
402	05	05	00	Material de enseñanza	589.600	0	0	0	0	0	589.600
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	244.500	0	0	0	0	0	244.500
402	06	00	00	Productos químicos y derivados	1.653.355	0	0	0	0	0	1.653.355
402	06	03	00	Tintas, pinturas y colorantes	1.043.255	0	0	0	0	0	1.043.255
402	06	04	00	Productos farmacéuticos y medicamentos	6.000	0	0	0	0	0	6.000
402	06	06	00	Combustibles y lubricantes	508.100	0	0	0	0	0	508.100
402	06	08	00	Productos plásticos	96.000	0	0	0	0	0	96.000
402	07	00	00	Productos minerales no metálicos	50.000	0	0	0	0	0	50.000
402	07	03	00	Productos de arcilla para construcción	25.000	0	0	0	0	0	25.000
402	07	04	00	Cemento, cal y yeso	25.000	0	0	0	0	0	25.000
402	08	00	00	Productos metálicos	4.449.495	0	0	0	0	0	4.449.495

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116828 100085000 TRABAJO VOLUNTARIO, CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: CONCIENTIZAR A LOS TRABAJADORES DEL MPPE, LAS ZONAS EDUCATIVAS, COMUNIDADES EDUCATIVAS, MIEMBROS DE LOS CONSEJOS COMUNALES Y ORGANIZACIONES VIVAS, PARA SU INCORPORACIÓN AL TRABAJO VOLUNTARIO A TRAVÉS DE LA ASISTENCIA PRIMARIA DE LA INFRAESTRUCTURA ESCOLAR, PRIORIZANDO LAS PROBLEMÁTICAS DE PINTURA, ILUMINACIÓN Y PLOMERÍA, ES DECIR, REPARACIONES Y MANTENIMIENTOS MENORES, A FIN DE GARANTIZAR LA VIDA ÚTIL DE LOS PLANTELES Y, EN CONSECUENCIA, EL BIENESTAR DE LAS COMUNIDADES EDUCATIVAS.

UNIDAD DE MEDIDA: REPARACIÓN

META: 1.248

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	01	00	Productos primarios de hierro y acero	25.000	0	0	0	0	0	25.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.412.495	0	0	0	0	0	4.412.495
402	08	04	00	Productos metálicos estructurales	12.000	0	0	0	0	0	12.000
402	09	00	00	Productos de madera	15.000	0	0	0	0	0	15.000
402	09	01	00	Productos primarios de madera	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	6.385.260	0	0	0	0	0	6.385.260
402	10	01	00	Artículos de deporte, recreación y juguetes	2.594.000	0	0	0	0	0	2.594.000
402	10	02	00	Materiales y útiles de limpieza y aseo	122.860	0	0	0	0	0	122.860
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	260.820	0	0	0	0	0	260.820
402	10	06	00	Condecoraciones, ofrendas y similares	959.600	0	0	0	0	0	959.600
402	10	08	00	Materiales para equipos de computación	407.980	0	0	0	0	0	407.980
402	10	11	00	Materiales eléctricos	1.015.000	0	0	0	0	0	1.015.000
402	10	12	00	Materiales para instalaciones sanitarias	1.025.000	0	0	0	0	0	1.025.000
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**19.271.928**	**0**	**0**	**0**	**0**	**0**	**19.271.928**
403	01	00	00	Alquileres de inmuebles	2.244.500	0	0	0	0	0	2.244.500
403	01	01	00	Alquileres de edificios y locales	2.244.500	0	0	0	0	0	2.244.500
403	02	00	00	Alquileres de maquinaria y equipos	1.723.200	0	0	0	0	0	1.723.200
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.723.200	0	0	0	0	0	1.723.200
403	06	00	00	Servicios de transporte y almacenaje	198.300	0	0	0	0	0	198.300
403	06	01	00	Fletes y embalajes	198.300	0	0	0	0	0	198.300
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.988.400	0	0	0	0	0	5.988.400
403	07	01	00	Publicidad y propaganda	1.797.600	0	0	0	0	0	1.797.600
403	07	02	00	Imprenta y reproducción	2.240.000	0	0	0	0	0	2.240.000
403	07	03	00	Relaciones sociales	1.950.800	0	0	0	0	0	1.950.800
403	09	00	00	Viáticos y pasajes	4.527.920	0	0	0	0	0	4.527.920
403	09	01	00	Viáticos y pasajes dentro del país	4.477.920	0	0	0	0	0	4.477.920

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116828 100085000 TRABAJO VOLUNTARIO, CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: CONCIENTIZAR A LOS TRABAJADORES DEL MPPE, LAS ZONAS EDUCATIVAS, COMUNIDADES EDUCATIVAS, MIEMBROS DE LOS CONSEJOS COMUNALES Y ORGANIZACIONES VIVAS, PARA SU INCORPORACIÓN AL TRABAJO VOLUNTARIO A TRAVÉS DE LA ASISTENCIA PRIMARIA DE LA INFRAESTRUCTURA ESCOLAR, PRIORIZANDO LAS PROBLEMÁTICAS DE PINTURA, ILUMINACIÓN Y PLOMERÍA, ES DECIR, REPARACIONES Y MANTENIMIENTOS MENORES, A FIN DE GARANTIZAR LA VIDA ÚTIL DE LOS PLANTELES Y, EN CONSECUENCIA, EL BIENESTAR DE LAS COMUNIDADES EDUCATIVAS.

UNIDAD DE MEDIDA: REPARACIÓN **META:** 1.248

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	3.713.700	0	0	0	0	0	3.713.700
403	10	11	00	Servicios para la elaboración y suministro de comida	2.605.800	0	0	0	0	0	2.605.800
403	10	99	00	Otros servicios profesionales y técnicos	1.107.900	0	0	0	0	0	1.107.900
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
403	12	00	00	Conservación y reparaciones menores de obras	25.000	0	0	0	0	0	25.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	25.000	0	0	0	0	0	25.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	45.000	0	0	0	0	0	45.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	45.000	0	0	0	0	0	45.000
403	18	00	00	Impuestos indirectos	384.308	0	0	0	0	0	384.308
403	18	01	00	Impuesto al valor agregado	384.308	0	0	0	0	0	384.308
403	99	00	00	Otros servicios no personales	391.600	0	0	0	0	0	391.600
403	99	01	00	Otros servicios no personales	391.600	0	0	0	0	0	391.600
				Totales	**39.802.749**	**0**	**0**	**0**	**0**	**0**	**39.802.749**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116828 100085000 TRABAJO VOLUNTARIO, CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: CONCIENTIZAR A LOS TRABAJADORES DEL MPPE, LAS ZONAS EDUCATIVAS, COMUNIDADES EDUCATIVAS, MIEMBROS DE LOS CONSEJOS COMUNALES Y ORGANIZACIONES VIVAS, PARA SU INCORPORACIÓN AL TRABAJO VOLUNTARIO A TRAVÉS DE LA ASISTENCIA PRIMARIA DE LA INFRAESTRUCTURA ESCOLAR, PRIORIZANDO LAS PROBLEMÁTICAS DE PINTURA, ILUMINACIÓN Y PLOMERÍA, ES DECIR, REPARACIONES Y MANTENIMIENTOS MENORES, A FIN DE GARANTIZAR LA VIDA ÚTIL DE LOS PLANTELES Y, EN CONSECUENCIA, EL BIENESTAR DE LAS COMUNIDADES EDUCATIVAS.

UNIDAD DE MEDIDA: REPARACIÓN

META: 1.248

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116828 100085000 TRABAJO VOLUNTARIO, CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: CONCIENTIZAR A LOS TRABAJADORES DEL MPPE, LAS ZONAS EDUCATIVAS, COMUNIDADES EDUCATIVAS, MIEMBROS DE LOS CONSEJOS COMUNALES Y ORGANIZACIONES VIVAS, PARA SU INCORPORACIÓN AL TRABAJO VOLUNTARIO A TRAVÉS DE LA ASISTENCIA PRIMARIA DE LA INFRAESTRUCTURA ESCOLAR, PRIORIZANDO LAS PROBLEMÁTICAS DE PINTURA, ILUMINACIÓN Y PLOMERÍA, ES DECIR, REPARACIONES Y MANTENIMIENTOS MENORES, A FIN DE GARANTIZAR LA VIDA ÚTIL DE LOS PLANTELES Y, EN CONSECUENCIA, EL BIENESTAR DE LAS COMUNIDADES EDUCATIVAS.

UNIDAD DE MEDIDA: REPARACIÓN **META:** 1.248

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100085001 REALIZAR CONVERSATORIOS, ENCUENTROS, CÍRCULOS DE ESTUDIOS, JORNADAS Y FOROS CON LOS TRABAJADORES DEL MPPE, LAS ZONAS EDUCATIVAS, COMUNIDADES EDUCATIVAS, MIEMBROS DE LOS CONSEJOS COMUNALES Y ORGANIZACIONES VIVAS, PARA SU CONCIENTIZACIÓN SOBRE EL TRABAJO VOLUNTARIO Y LA CONFORMACIÓN DE BRIGADAS PARA

UNIDAD DE MEDIDA: INFORME **META:** 96

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**640.500**	**0**	**0**	**0**	**0**	**0**	**640.500**
401	01	00	00	Sueldos, salarios y otras retribuciones	640.500	0	0	0	0	0	640.500
401	01	18	00	Remuneraciones al personal contratado	30.000	0	0	0	0	0	30.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	610.500	0	0	0	0	0	610.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**987.600**	**0**	**0**	**0**	**0**	**0**	**987.600**
402	01	00	00	Productos alimenticios y agropecuarios	13.000	0	0	0	0	0	13.000
402	01	01	00	Alimentos y bebidas para personas	13.000	0	0	0	0	0	13.000
402	05	00	00	Productos de papel, cartón e impresos	6.000	0	0	0	0	0	6.000
402	05	03	00	Productos de papel y cartón para oficina	3.000	0	0	0	0	0	3.000
402	05	05	00	Material de enseñanza	3.000	0	0	0	0	0	3.000
402	06	00	00	Productos químicos y derivados	4.000	0	0	0	0	0	4.000
402	06	03	00	Tintas, pinturas y colorantes	4.000	0	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	964.600	0	0	0	0	0	964.600
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	06	00	Condecoraciones, ofrendas y similares	959.600	0	0	0	0	0	959.600
403	**00**	**00**	**00**	**Servicios no personales**	**5.217.148**	**0**	**0**	**0**	**0**	**0**	**5.217.148**
403	01	00	00	Alquileres de inmuebles	957.500	0	0	0	0	0	957.500
403	01	01	00	Alquileres de edificios y locales	957.500	0	0	0	0	0	957.500
403	02	00	00	Alquileres de maquinaria y equipos	676.500	0	0	0	0	0	676.500
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	676.500	0	0	0	0	0	676.500
403	09	00	00	Viáticos y pasajes	2.354.000	0	0	0	0	0	2.354.000
403	09	01	00	Viáticos y pasajes dentro del país	2.354.000	0	0	0	0	0	2.354.000
403	10	00	00	Servicios profesionales y técnicos	1.224.900	0	0	0	0	0	1.224.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116828 100085000 TRABAJO VOLUNTARIO, CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: CONCIENTIZAR A LOS TRABAJADORES DEL MPPE, LAS ZONAS EDUCATIVAS, COMUNIDADES EDUCATIVAS, MIEMBROS DE LOS CONSEJOS COMUNALES Y ORGANIZACIONES VIVAS, PARA SU INCORPORACIÓN AL TRABAJO VOLUNTARIO A TRAVÉS DE LA ASISTENCIA PRIMARIA DE LA INFRAESTRUCTURA ESCOLAR, PRIORIZANDO LAS PROBLEMÁTICAS DE PINTURA, ILUMINACIÓN Y PLOMERÍA, ES DECIR, REPARACIONES Y MANTENIMIENTOS MENORES, A FIN DE GARANTIZAR LA VIDA ÚTIL DE LOS PLANTELES Y, EN CONSECUENCIA, EL BIENESTAR DE LAS COMUNIDADES EDUCATIVAS.

UNIDAD DE MEDIDA: REPARACIÓN

META: 1.248

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 100085001 REALIZAR CONVERSATORIOS, ENCUENTROS, CÍRCULOS DE ESTUDIOS, JORNADAS Y FOROS CON LOS TRABAJADORES DEL MPPE, LAS ZONAS EDUCATIVAS, COMUNIDADES EDUCATIVAS, MIEMBROS DE LOS CONSEJOS COMUNALES Y ORGANIZACIONES VIVAS, PARA SU CONCIENTIZACIÓN SOBRE EL TRABAJO VOLUNTARIO Y LA CONFORMACIÓN DE BRIGADAS PARA

UNIDAD DE MEDIDA: INFORME

META: 96

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	1.217.500	0	0	0	0	0	1.217.500
403	10	99	00	Otros servicios profesionales y técnicos	7.400	0	0	0	0	0	7.400
403	18	00	00	Impuestos indirectos	4.248	0	0	0	0	0	4.248
403	18	01	00	Impuesto al valor agregado	4.248	0	0	0	0	0	4.248
				Totales	**6.845.248**	**0**	**0**	**0**	**0**	**0**	**6.845.248**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116828 100085000 TRABAJO VOLUNTARIO, CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: CONCIENTIZAR A LOS TRABAJADORES DEL MPPE, LAS ZONAS EDUCATIVAS, COMUNIDADES EDUCATIVAS, MIEMBROS DE LOS CONSEJOS COMUNALES Y ORGANIZACIONES VIVAS, PARA SU INCORPORACIÓN AL TRABAJO VOLUNTARIO A TRAVÉS DE LA ASISTENCIA PRIMARIA DE LA INFRAESTRUCTURA ESCOLAR, PRIORIZANDO LAS PROBLEMÁTICAS DE PINTURA, ILUMINACIÓN Y PLOMERÍA, ES DECIR, REPARACIONES Y MANTENIMIENTOS MENORES, A FIN DE GARANTIZAR LA VIDA ÚTIL DE LOS PLANTELES Y, EN CONSECUENCIA, EL BIENESTAR DE LAS COMUNIDADES EDUCATIVAS.

UNIDAD DE MEDIDA: REPARACIÓN **META:** 1.248

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100085002 REALIZAR EVENTOS CULTURALES Y DE PROMOCIÓN PARA EL TRABAJO VOLUNTARIO HACIENDO ÉNFASIS EN NUESTROS VALORES CULTURALES AUTÓCTONOS DE CADA REGIÓN.

UNIDAD DE MEDIDA: REUNIÓN **META:** 96

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.460**	**0**	**0**	**0**	**0**	**0**	**20.460**
402	01	00	00	Productos alimenticios y agropecuarios	12.460	0	0	0	0	0	12.460
402	01	01	00	Alimentos y bebidas para personas	12.460	0	0	0	0	0	12.460
402	05	00	00	Productos de papel, cartón e impresos	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.926**	**0**	**0**	**0**	**0**	**0**	**2.926**
403	09	00	00	Viáticos y pasajes	420	0	0	0	0	0	420
403	09	01	00	Viáticos y pasajes dentro del país	420	0	0	0	0	0	420
403	18	00	00	Impuestos indirectos	2.506	0	0	0	0	0	2.506
403	18	01	00	Impuesto al valor agregado	2.506	0	0	0	0	0	2.506
				Totales	**23.386**	**0**	**0**	**0**	**0**	**0**	**23.386**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116828 100085000 TRABAJO VOLUNTARIO, CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: CONCIENTIZAR A LOS TRABAJADORES DEL MPPE, LAS ZONAS EDUCATIVAS, COMUNIDADES EDUCATIVAS, MIEMBROS DE LOS CONSEJOS COMUNALES Y ORGANIZACIONES VIVAS, PARA SU INCORPORACIÓN AL TRABAJO VOLUNTARIO A TRAVÉS DE LA ASISTENCIA PRIMARIA DE LA INFRAESTRUCTURA ESCOLAR, PRIORIZANDO LAS PROBLEMÁTICAS DE PINTURA, ILUMINACIÓN Y PLOMERÍA, ES DECIR, REPARACIONES Y MANTENIMIENTOS MENORES, A FIN DE GARANTIZAR LA VIDA ÚTIL DE LOS PLANTELES Y, EN CONSECUENCIA, EL BIENESTAR DE LAS COMUNIDADES EDUCATIVAS.

UNIDAD DE MEDIDA: REPARACIÓN **META:** 1.248

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100085003 REALIZAR JORNADAS DE TRABAJO VOLUNTARIO PARA LA ASISTENCIA PRIMARIA DE LA INFRAESTRUCTURA ESCOLAR PRIORIZADA EN LAS PROBLEMÁTICAS DE PINTURA, ILUMINACIÓN Y PLOMERÍA.

UNIDAD DE MEDIDA: REPARACIÓN **META:** 1.248

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.070.311**	**0**	**0**	**0**	**0**	**0**	**15.070.311**
402	01	00	00	Productos alimenticios y agropecuarios	1.131.900	0	0	0	0	0	1.131.900
402	01	01	00	Alimentos y bebidas para personas	1.131.900	0	0	0	0	0	1.131.900
402	02	00	00	Productos de minas, canteras y yacimientos	15.000	0	0	0	0	0	15.000
402	02	05	00	Piedra, arcilla, arena y tierra	15.000	0	0	0	0	0	15.000
402	03	00	00	Textiles y vestuarios	3.565.500	0	0	0	0	0	3.565.500
402	03	01	00	Textiles	1.648.500	0	0	0	0	0	1.648.500
402	03	02	00	Prendas de vestir	1.917.000	0	0	0	0	0	1.917.000
402	05	00	00	Productos de papel, cartón e impresos	1.865.501	0	0	0	0	0	1.865.501
402	05	01	00	Pulpa de madera, papel y cartón	106.500	0	0	0	0	0	106.500
402	05	02	00	Envases y cajas de papel y cartón	31.300	0	0	0	0	0	31.300
402	05	03	00	Productos de papel y cartón para oficina	318.800	0	0	0	0	0	318.800
402	05	04	00	Libros, revistas y periódicos	1.164.401	0	0	0	0	0	1.164.401
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	244.500	0	0	0	0	0	244.500
402	06	00	00	Productos químicos y derivados	1.144.255	0	0	0	0	0	1.144.255
402	06	03	00	Tintas, pinturas y colorantes	1.039.255	0	0	0	0	0	1.039.255
402	06	04	00	Productos farmacéuticos y medicamentos	6.000	0	0	0	0	0	6.000
402	06	06	00	Combustibles y lubricantes	3.000	0	0	0	0	0	3.000
402	06	08	00	Productos plásticos	96.000	0	0	0	0	0	96.000
402	07	00	00	Productos minerales no metálicos	50.000	0	0	0	0	0	50.000
402	07	03	00	Productos de arcilla para construcción	25.000	0	0	0	0	0	25.000
402	07	04	00	Cemento, cal y yeso	25.000	0	0	0	0	0	25.000
402	08	00	00	Productos metálicos	4.449.495	0	0	0	0	0	4.449.495

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116828 100085000 TRABAJO VOLUNTARIO, CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: CONCIENTIZAR A LOS TRABAJADORES DEL MPPE, LAS ZONAS EDUCATIVAS, COMUNIDADES EDUCATIVAS, MIEMBROS DE LOS CONSEJOS COMUNALES Y ORGANIZACIONES VIVAS, PARA SU INCORPORACIÓN AL TRABAJO VOLUNTARIO A TRAVÉS DE LA ASISTENCIA PRIMARIA DE LA INFRAESTRUCTURA ESCOLAR, PRIORIZANDO LAS PROBLEMÁTICAS DE PINTURA, ILUMINACIÓN Y PLOMERÍA, ES DECIR, REPARACIONES Y MANTENIMIENTOS MENORES, A FIN DE GARANTIZAR LA VIDA ÚTIL DE LOS PLANTELES Y, EN CONSECUENCIA, EL BIENESTAR DE LAS COMUNIDADES EDUCATIVAS.

UNIDAD DE MEDIDA: REPARACIÓN **META:** 1.248

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100085003 REALIZAR JORNADAS DE TRABAJO VOLUNTARIO PARA LA ASISTENCIA PRIMARIA DE LA INFRAESTRUCTURA ESCOLAR PRIORIZADA EN LAS PROBLEMÁTICAS DE PINTURA, ILUMINACIÓN Y PLOMERÍA.

UNIDAD DE MEDIDA: REPARACIÓN **META:** 1.248

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	01	00	Productos primarios de hierro y acero	25.000	0	0	0	0	0	25.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.412.495	0	0	0	0	0	4.412.495
402	08	04	00	Productos metálicos estructurales	12.000	0	0	0	0	0	12.000
402	09	00	00	Productos de madera	15.000	0	0	0	0	0	15.000
402	09	01	00	Productos primarios de madera	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	2.828.660	0	0	0	0	0	2.828.660
402	10	01	00	Artículos de deporte, recreación y juguetes	7.000	0	0	0	0	0	7.000
402	10	02	00	Materiales y útiles de limpieza y aseo	122.860	0	0	0	0	0	122.860
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	250.820	0	0	0	0	0	250.820
402	10	08	00	Materiales para equipos de computación	407.980	0	0	0	0	0	407.980
402	10	11	00	Materiales eléctricos	1.015.000	0	0	0	0	0	1.015.000
402	10	12	00	Materiales para instalaciones sanitarias	1.025.000	0	0	0	0	0	1.025.000
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.270.504**	**0**	**0**	**0**	**0**	**0**	**1.270.504**
403	07	00	00	Servicios de información, impresión y relaciones públicas	37.950	0	0	0	0	0	37.950
403	07	03	00	Relaciones sociales	37.950	0	0	0	0	0	37.950
403	09	00	00	Viáticos y pasajes	702.500	0	0	0	0	0	702.500
403	09	01	00	Viáticos y pasajes dentro del país	702.500	0	0	0	0	0	702.500
403	10	00	00	Servicios profesionales y técnicos	52.500	0	0	0	0	0	52.500
403	10	11	00	Servicios para la elaboración y suministro de comida	25.000	0	0	0	0	0	25.000
403	10	99	00	Otros servicios profesionales y técnicos	27.500	0	0	0	0	0	27.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116828 100085000 TRABAJO VOLUNTARIO, CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: CONCIENTIZAR A LOS TRABAJADORES DEL MPPE, LAS ZONAS EDUCATIVAS, COMUNIDADES EDUCATIVAS, MIEMBROS DE LOS CONSEJOS COMUNALES Y ORGANIZACIONES VIVAS, PARA SU INCORPORACIÓN AL TRABAJO VOLUNTARIO A TRAVÉS DE LA ASISTENCIA PRIMARIA DE LA INFRAESTRUCTURA ESCOLAR, PRIORIZANDO LAS PROBLEMÁTICAS DE PINTURA, ILUMINACIÓN Y PLOMERÍA, ES DECIR, REPARACIONES Y MANTENIMIENTOS MENORES, A FIN DE GARANTIZAR LA VIDA ÚTIL DE LOS PLANTELES Y, EN CONSECUENCIA, EL BIENESTAR DE LAS COMUNIDADES EDUCATIVAS.

UNIDAD DE MEDIDA: REPARACIÓN

META: 1.248

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 100085003 REALIZAR JORNADAS DE TRABAJO VOLUNTARIO PARA LA ASISTENCIA PRIMARIA DE LA INFRAESTRUCTURA ESCOLAR PRIORIZADA EN LAS PROBLEMÁTICAS DE PINTURA, ILUMINACIÓN Y PLOMERÍA.

UNIDAD DE MEDIDA: REPARACIÓN

META: 1.248

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
403	12	00	00	Conservación y reparaciones menores de obras	25.000	0	0	0	0	0	25.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	25.000	0	0	0	0	0	25.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	45.000	0	0	0	0	0	45.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	45.000	0	0	0	0	0	45.000
403	18	00	00	Impuestos indirectos	377.554	0	0	0	0	0	377.554
403	18	01	00	Impuesto al valor agregado	377.554	0	0	0	0	0	377.554
				Totales	**16.340.815**	**0**	**0**	**0**	**0**	**0**	**16.340.815**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116828 100085000 TRABAJO VOLUNTARIO, CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: CONCIENTIZAR A LOS TRABAJADORES DEL MPPE, LAS ZONAS EDUCATIVAS, COMUNIDADES EDUCATIVAS, MIEMBROS DE LOS CONSEJOS COMUNALES Y ORGANIZACIONES VIVAS, PARA SU INCORPORACIÓN AL TRABAJO VOLUNTARIO A TRAVÉS DE LA ASISTENCIA PRIMARIA DE LA INFRAESTRUCTURA ESCOLAR, PRIORIZANDO LAS PROBLEMÁTICAS DE PINTURA, ILUMINACIÓN Y PLOMERÍA, ES DECIR, REPARACIONES Y MANTENIMIENTOS MENORES, A FIN DE GARANTIZAR LA VIDA ÚTIL DE LOS PLANTELES Y, EN CONSECUENCIA, EL BIENESTAR DE LAS COMUNIDADES EDUCATIVAS.

UNIDAD DE MEDIDA: REPARACIÓN **META:** 1.248

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100085004 REALIZAR JORNADAS DE ATENCIÓN A FAVOR DE LAS COMUNIDADES PARA MATERIALIZAR UN ACERCAMIENTO ENTRE LA COMUNIDAD Y LAS INSTITUCIONES EDUCATIVAS CON EL OBJETIVO DE FORTALECER EL SENTIDO DE PERTENENCIA DE LAS CIUDADANAS Y CIUDADANOS QUE VIVEN Y SE DESARROLLAN ALREDEDOR DE UN PLANTEL EDUCATIVO.

UNIDAD DE MEDIDA: JORNADA **META:** 24

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.811.950**	**0**	**0**	**0**	**0**	**0**	**3.811.950**
402	01	00	00	Productos alimenticios y agropecuarios	133.250	0	0	0	0	0	133.250
402	01	01	00	Alimentos y bebidas para personas	133.250	0	0	0	0	0	133.250
402	05	00	00	Productos de papel, cartón e impresos	586.600	0	0	0	0	0	586.600
402	05	05	00	Material de enseñanza	586.600	0	0	0	0	0	586.600
402	06	00	00	Productos químicos y derivados	505.100	0	0	0	0	0	505.100
402	06	06	00	Combustibles y lubricantes	505.100	0	0	0	0	0	505.100
402	10	00	00	Productos varios y útiles diversos	2.587.000	0	0	0	0	0	2.587.000
402	10	01	00	Artículos de deporte, recreación y juguetes	2.587.000	0	0	0	0	0	2.587.000
403	**00**	**00**	**00**	**Servicios no personales**	**12.781.350**	**0**	**0**	**0**	**0**	**0**	**12.781.350**
403	01	00	00	Alquileres de inmuebles	1.287.000	0	0	0	0	0	1.287.000
403	01	01	00	Alquileres de edificios y locales	1.287.000	0	0	0	0	0	1.287.000
403	02	00	00	Alquileres de maquinaria y equipos	1.046.700	0	0	0	0	0	1.046.700
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.046.700	0	0	0	0	0	1.046.700
403	06	00	00	Servicios de transporte y almacenaje	198.300	0	0	0	0	0	198.300
403	06	01	00	Fletes y embalajes	198.300	0	0	0	0	0	198.300
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.950.450	0	0	0	0	0	5.950.450
403	07	01	00	Publicidad y propaganda	1.797.600	0	0	0	0	0	1.797.600
403	07	02	00	Imprenta y reproducción	2.240.000	0	0	0	0	0	2.240.000
403	07	03	00	Relaciones sociales	1.912.850	0	0	0	0	0	1.912.850
403	09	00	00	Viáticos y pasajes	1.471.000	0	0	0	0	0	1.471.000
403	09	01	00	Viáticos y pasajes dentro del pais	1.421.000	0	0	0	0	0	1.421.000
403	09	02	00	Viáticos y pasajes fuera del país	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116828 100085000 TRABAJO VOLUNTARIO, CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: CONCIENTIZAR A LOS TRABAJADORES DEL MPPE, LAS ZONAS EDUCATIVAS, COMUNIDADES EDUCATIVAS, MIEMBROS DE LOS CONSEJOS COMUNALES Y ORGANIZACIONES VIVAS, PARA SU INCORPORACIÓN AL TRABAJO VOLUNTARIO A TRAVÉS DE LA ASISTENCIA PRIMARIA DE LA INFRAESTRUCTURA ESCOLAR, PRIORIZANDO LAS PROBLEMÁTICAS DE PINTURA, ILUMINACIÓN Y PLOMERÍA, ES DECIR, REPARACIONES Y MANTENIMIENTOS MENORES, A FIN DE GARANTIZAR LA VIDA ÚTIL DE LOS PLANTELES Y, EN CONSECUENCIA, EL BIENESTAR DE LAS COMUNIDADES EDUCATIVAS.

UNIDAD DE MEDIDA: REPARACIÓN

META: 1.248

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 100085004 REALIZAR JORNADAS DE ATENCIÓN A FAVOR DE LAS COMUNIDADES PARA MATERIALIZAR UN ACERCAMIENTO ENTRE LA COMUNIDAD Y LAS INSTITUCIONES EDUCATIVAS CON EL OBJETIVO DE FORTALECER EL SENTIDO DE PERTENENCIA DE LAS CIUDADANAS Y CIUDADANOS QUE VIVEN Y SE DESARROLLAN ALREDEDOR DE UN PLANTEL EDUCATIVO.

UNIDAD DE MEDIDA: JORNADA

META: 24

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	2.436.300	0	0	0	0	0	2.436.300
403	10	11	00	Servicios para la elaboración y suministro de comida	1.363.300	0	0	0	0	0	1.363.300
403	10	99	00	Otros servicios profesionales y técnicos	1.073.000	0	0	0	0	0	1.073.000
403	99	00	00	Otros servicios no personales	391.600	0	0	0	0	0	391.600
403	99	01	00	Otros servicios no personales	391.600	0	0	0	0	0	391.600
				Totales	**16.593.300**	**0**	**0**	**0**	**0**	**0**	**16.593.300**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116794 100086000 IV FASE DEL PLAN ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: GENERAR ESTADÍSTICAS EDUCATIVAS DE ALCANCE NACIONAL A FIN DE FACILITAR LA TOMA DE DECISIONES ACORDES CON EL NUEVO MODELO EDUCATIVO.

UNIDAD DE MEDIDA: BASE DE DATOS **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**564.000**	**0**	**0**	**0**	**0**	**0**	**564.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	564.000	0	0	0	0	0	564.000
401	01	18	00	Remuneraciones al personal contratado	564.000	0	0	0	0	0	564.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**47.300**	**0**	**0**	**0**	**0**	**0**	**47.300**
402	01	00	00	Productos alimenticios y agropecuarios	3.300	0	0	0	0	0	3.300
402	01	01	00	Alimentos y bebidas para personas	3.300	0	0	0	0	0	3.300
402	05	00	00	Productos de papel, cartón e impresos	15.600	0	0	0	0	0	15.600
402	05	01	00	Pulpa de madera, papel y cartón	6.000	0	0	0	0	0	6.000
402	05	03	00	Productos de papel y cartón para oficina	9.600	0	0	0	0	0	9.600
402	10	00	00	Productos varios y útiles diversos	28.400	0	0	0	0	0	28.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	11.200	0	0	0	0	0	11.200
402	10	08	00	Materiales para equipos de computación	17.200	0	0	0	0	0	17.200
403	**00**	**00**	**00**	**Servicios no personales**	**829.000**	**0**	**0**	**0**	**0**	**0**	**829.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	724.500	0	0	0	0	0	724.500
403	07	02	00	Imprenta y reproducción	724.500	0	0	0	0	0	724.500
403	09	00	00	Viáticos y pasajes	51.000	0	0	0	0	0	51.000
403	09	01	00	Viáticos y pasajes dentro del país	51.000	0	0	0	0	0	51.000
403	18	00	00	Impuestos indirectos	53.500	0	0	0	0	0	53.500
403	18	01	00	Impuesto al valor agregado	53.500	0	0	0	0	0	53.500
				Totales	**1.440.300**	**0**	**0**	**0**	**0**	**0**	**1.440.300**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116794 100086000 IV FASE DEL PLAN ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: GENERAR ESTADÍSTICAS EDUCATIVAS DE ALCANCE NACIONAL A FIN DE FACILITAR LA TOMA DE DECISIONES ACORDES CON EL NUEVO MODELO EDUCATIVO.

UNIDAD DE MEDIDA: BASE DE DATOS

META: 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116794 100086000 IV FASE DEL PLAN ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: GENERAR ESTADÍSTICAS EDUCATIVAS DE ALCANCE NACIONAL A FIN DE FACILITAR LA TOMA DE DECISIONES ACORDES CON EL NUEVO MODELO EDUCATIVO.

UNIDAD DE MEDIDA: BASE DE DATOS **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100086001 DISEÑO DE NUEVOS INDICADORES ESTADÍSTICOS, PARA MEDIR Y EVALUAR EL COMPORTAMIENTO DEL SERVICIO EDUCATIVO A NIVEL NACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**60.000**	**0**	**0**	**0**	**0**	0	**60.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	60.000	0	0	0	0	0	60.000
401	01	18	00	Remuneraciones al personal contratado	60.000	0	0	0	0	0	60.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.100**	**0**	**0**	**0**	**0**	0	**3.100**
402	01	00	00	Productos alimenticios y agropecuarios	300	0	0	0	0	0	300
402	01	01	00	Alimentos y bebidas para personas	300	0	0	0	0	0	300
402	05	00	00	Productos de papel, cartón e impresos	900	0	0	0	0	0	900
402	05	01	00	Pulpa de madera, papel y cartón	300	0	0	0	0	0	300
402	05	03	00	Productos de papel y cartón para oficina	600	0	0	0	0	0	600
402	10	00	00	Productos varios y útiles diversos	1.900	0	0	0	0	0	1.900
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	600	0	0	0	0	0	600
402	10	08	00	Materiales para equipos de computación	1.300	0	0	0	0	0	1.300
403	**00**	**00**	**00**	**Servicios no personales**	**13.000**	**0**	**0**	**0**	**0**	0	**13.000**
403	09	00	00	Viáticos y pasajes	13.000	0	0	0	0	0	13.000
403	09	01	00	Viáticos y pasajes dentro del país	13.000	0	0	0	0	0	13.000
				Totales	**76.100**	**0**	**0**	**0**	**0**	**0**	**76.100**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116794 100086000 IV FASE DEL PLAN ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: GENERAR ESTADÍSTICAS EDUCATIVAS DE ALCANCE NACIONAL A FIN DE FACILITAR LA TOMA DE DECISIONES ACORDES CON EL NUEVO MODELO EDUCATIVO.

UNIDAD DE MEDIDA: BASE DE DATOS **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100086002 ADECUAR EL SISTEMA DE RECOLECCIÓN, TRANSCRIPCIÓN Y ANÁLISIS DE LOS REGISTROS ESTADÍSTICOS, CON BASE A LOS DATOS E INDICADORES DE GESTIÓN DEL SERVICIO EDUCATIVO.

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**60.000**	**0**	**0**	**0**	**0**	0	**60.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	60.000	0	0	0	0	0	60.000
401	01	18	00	Remuneraciones al personal contratado	60.000	0	0	0	0	0	60.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.500**	**0**	**0**	**0**	**0**	0	**5.500**
402	01	00	00	Productos alimenticios y agropecuarios	300	0	0	0	0	0	300
402	01	01	00	Alimentos y bebidas para personas	300	0	0	0	0	0	300
402	05	00	00	Productos de papel, cartón e impresos	1.500	0	0	0	0	0	1.500
402	05	01	00	Pulpa de madera, papel y cartón	600	0	0	0	0	0	600
402	05	03	00	Productos de papel y cartón para oficina	900	0	0	0	0	0	900
402	10	00	00	Productos varios y útiles diversos	3.700	0	0	0	0	0	3.700
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	700	0	0	0	0	0	700
402	10	08	00	Materiales para equipos de computación	3.000	0	0	0	0	0	3.000
403	**00**	**00**	**00**	**Servicios no personales**	**20.000**	**0**	**0**	**0**	**0**	0	**20.000**
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
				Totales	**85.500**	**0**	**0**	**0**	**0**	0	**85.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116794 100086000 IV FASE DEL PLAN ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: GENERAR ESTADÍSTICAS EDUCATIVAS DE ALCANCE NACIONAL A FIN DE FACILITAR LA TOMA DE DECISIONES ACORDES CON EL NUEVO MODELO EDUCATIVO.

UNIDAD DE MEDIDA: BASE DE DATOS **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100086003 REALIZAR LA ENCUESTA NACIONAL DE EDUCACIÓN (ENE), EN COORDINACIÓN CON EL INSTITUTO NACIONAL DE ESTADÍSTICA (INE).

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 5

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**337.500**	**0**	**0**	**0**	**0**	**0**	**337.500**
401	01	00	00	Sueldos, salarios y otras retribuciones	337.500	0	0	0	0	0	337.500
401	01	18	00	Remuneraciones al personal contratado	337.500	0	0	0	0	0	337.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.700**	**0**	**0**	**0**	**0**	**0**	**14.700**
402	01	00	00	Productos alimenticios y agropecuarios	900	0	0	0	0	0	900
402	01	01	00	Alimentos y bebidas para personas	900	0	0	0	0	0	900
402	05	00	00	Productos de papel, cartón e impresos	5.100	0	0	0	0	0	5.100
402	05	01	00	Pulpa de madera, papel y cartón	1.800	0	0	0	0	0	1.800
402	05	03	00	Productos de papel y cartón para oficina	3.300	0	0	0	0	0	3.300
402	10	00	00	Productos varios y útiles diversos	8.700	0	0	0	0	0	8.700
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.600	0	0	0	0	0	3.600
402	10	08	00	Materiales para equipos de computación	5.100	0	0	0	0	0	5.100
403	**00**	**00**	**00**	**Servicios no personales**	**630.000**	**0**	**0**	**0**	**0**	**0**	**630.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	607.500	0	0	0	0	0	607.500
403	07	02	00	Imprenta y reproducción	607.500	0	0	0	0	0	607.500
403	18	00	00	Impuestos indirectos	22.500	0	0	0	0	0	22.500
403	18	01	00	Impuesto al valor agregado	22.500	0	0	0	0	0	22.500
				Totales	**982.200**	**0**	**0**	**0**	**0**	**0**	**982.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 116794 100086000 IV FASE DEL PLAN ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: GENERAR ESTADÍSTICAS EDUCATIVAS DE ALCANCE NACIONAL A FIN DE FACILITAR LA TOMA DE DECISIONES ACORDES CON EL NUEVO MODELO EDUCATIVO.

UNIDAD DE MEDIDA: BASE DE DATOS **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100086004 REALIZAR VISITAS DE ACOMPAÑAMIENTO TÉCNICO A LOS ESTADOS, CON LA FINALIDAD DE SOCIALIZAR LOS INSTRUMENTOS DE RECOLECCIÓN DE DATOS, ASÍ COMO FORTALECER LOS PROCESOS DE TRANSCRIPCIÓN, PROCESAMIENTO Y CONSOLIDACIÓN DE LA INFORMACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.000**	**0**	**0**	**0**	**0**	**0**	**9.000**
402	01	00	00	Productos alimenticios y agropecuarios	600	0	0	0	0	0	600
402	01	01	00	Alimentos y bebidas para personas	600	0	0	0	0	0	600
402	05	00	00	Productos de papel, cartón e impresos	3.000	0	0	0	0	0	3.000
402	05	01	00	Pulpa de madera, papel y cartón	1.200	0	0	0	0	0	1.200
402	05	03	00	Productos de papel y cartón para oficina	1.800	0	0	0	0	0	1.800
402	10	00	00	Productos varios y útiles diversos	5.400	0	0	0	0	0	5.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.400	0	0	0	0	0	2.400
402	10	08	00	Materiales para equipos de computación	3.000	0	0	0	0	0	3.000
403	**00**	**00**	**00**	**Servicios no personales**	**87.000**	**0**	**0**	**0**	**0**	**0**	**87.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	54.000	0	0	0	0	0	54.000
403	07	02	00	Imprenta y reproducción	54.000	0	0	0	0	0	54.000
403	09	00	00	Viáticos y pasajes	18.000	0	0	0	0	0	18.000
403	09	01	00	Viáticos y pasajes dentro del país	18.000	0	0	0	0	0	18.000
403	18	00	00	Impuestos indirectos	15.000	0	0	0	0	0	15.000
403	18	01	00	Impuesto al valor agregado	15.000	0	0	0	0	0	15.000
				Totales	**96.000**	**0**	**0**	**0**	**0**	**0**	**96.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116794 100086000 IV FASE DEL PLAN ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: GENERAR ESTADÍSTICAS EDUCATIVAS DE ALCANCE NACIONAL A FIN DE FACILITAR LA TOMA DE DECISIONES ACORDES CON EL NUEVO MODELO EDUCATIVO.

UNIDAD DE MEDIDA: BASE DE DATOS **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100086005 EVALUAR RESULTADOS DE LA ENCUESTA NACIONAL DE EDUCACIÓN (ENE).

UNIDAD DE MEDIDA: CUADRO ESTADÍSTICO **META:** 6

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**91.500**	**0**	**0**	**0**	**0**	**0**	**91.500**
401	01	00	00	Sueldos, salarios y otras retribuciones	91.500	0	0	0	0	0	91.500
401	01	18	00	Remuneraciones al personal contratado	91.500	0	0	0	0	0	91.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.000**	**0**	**0**	**0**	**0**	**0**	**9.000**
402	01	00	00	Productos alimenticios y agropecuarios	600	0	0	0	0	0	600
402	01	01	00	Alimentos y bebidas para personas	600	0	0	0	0	0	600
402	05	00	00	Productos de papel, cartón e impresos	3.000	0	0	0	0	0	3.000
402	05	01	00	Pulpa de madera, papel y cartón	1.200	0	0	0	0	0	1.200
402	05	03	00	Productos de papel y cartón para oficina	1.800	0	0	0	0	0	1.800
402	10	00	00	Productos varios y útiles diversos	5.400	0	0	0	0	0	5.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.400	0	0	0	0	0	2.400
402	10	08	00	Materiales para equipos de computación	3.000	0	0	0	0	0	3.000
				Totales	**100.500**	**0**	**0**	**0**	**0**	**0**	**100.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 116794 100086000 IV FASE DEL PLAN ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: GENERAR ESTADÍSTICAS EDUCATIVAS DE ALCANCE NACIONAL A FIN DE FACILITAR LA TOMA DE DECISIONES ACORDES CON EL NUEVO MODELO EDUCATIVO.

UNIDAD DE MEDIDA: BASE DE DATOS **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 100086006 ELABORAR MATERIAL INFORMATIVO SOBRE LOS AVANCES Y LOGROS EN MATERIA ESTADÍSTICA A NIVEL EDUCATIVO Y EL COMPORTAMIENTO DE LOS INDICADORES DEL SERVICIO.

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 1

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**15.000**	**0**	**0**	**0**	**0**	**0**	**15.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	15.000	0	0	0	0	0	15.000
401	01	18	00	Remuneraciones al personal contratado	15.000	0	0	0	0	0	15.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.000**	**0**	**0**	**0**	**0**	**0**	**6.000**
402	01	00	00	Productos alimenticios y agropecuarios	600	0	0	0	0	0	600
402	01	01	00	Alimentos y bebidas para personas	600	0	0	0	0	0	600
402	05	00	00	Productos de papel, cartón e impresos	2.100	0	0	0	0	0	2.100
402	05	01	00	Pulpa de madera, papel y cartón	900	0	0	0	0	0	900
402	05	03	00	Productos de papel y cartón para oficina	1.200	0	0	0	0	0	1.200
402	10	00	00	Productos varios y útiles diversos	3.300	0	0	0	0	0	3.300
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.500	0	0	0	0	0	1.500
402	10	08	00	Materiales para equipos de computación	1.800	0	0	0	0	0	1.800
403	**00**	**00**	**00**	**Servicios no personales**	**79.000**	**0**	**0**	**0**	**0**	**0**	**79.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	63.000	0	0	0	0	0	63.000
403	07	02	00	Imprenta y reproducción	63.000	0	0	0	0	0	63.000
403	18	00	00	Impuestos indirectos	16.000	0	0	0	0	0	16.000
403	18	01	00	Impuesto al valor agregado	16.000	0	0	0	0	0	16.000
				Totales	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 6.217.973.793

PRESUPUESTO: 2013

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.217.973.793**	**0**	**0**	**0**	**0**	**0**	**6.217.973.793**
407	01	00	00	Transferencias y donaciones corrientes internas	2.604.410.203	0	0	0	0	0	2.604.410.203
407	01	03	00	Transferencias corrientes internas al sector público	2.604.410.203	0	0	0	0	0	2.604.410.203
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.811.271.094	0	0	0	0	0	1.811.271.094
407	01	03	04	Transferencias corrientes a instituciones de protección social	793.139.109	0	0	0	0	0	793.139.109
407	03	00	00	Transferencias y donaciones de capital internas	3.613.563.590	0	0	0	0	0	3.613.563.590
407	03	03	00	Transferencias de capital internas al sector público	3.613.563.590	0	0	0	0	0	3.613.563.590
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	3.613.563.590	0	0	0	0	0	3.613.563.590
				Totales	**6.217.973.793**	**0**	**0**	**0**	**0**	**0**	**6.217.973.793**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 6.217.973.793

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	00	00	00	**Transferencias y donaciones**	**6.217.973.793**	0	0	0	0	0	**6.217.973.793**
407	01	00	00	Transferencias y donaciones corrientes internas	2.604.410.203	0	0	0	0	0	2.604.410.203
407	01	03	00	Transferencias corrientes internas al sector público	2.604.410.203	0	0	0	0	0	2.604.410.203
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.811.271.094	0	0	0	0	0	1.811.271.094
				- A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)	853.617.986	0	0	0	0	0	853.617.986
				- A0135 Academia Nacional de Ciencias Económicas	430.164	0	0	0	0	0	430.164
				- A0136 Academia de Ciencias Físicas, Matemáticas y Naturales	1.270.547	0	0	0	0	0	1.270.547
				- A0137 Academia de Ciencias Políticas y Sociales	1.816.968	0	0	0	0	0	1.816.968
				- A0138 Academia Nacional de la Historia	1.714.703	0	0	0	0	0	1.714.703
				- A0139 Academia Venezolana de la Lengua	577.426	0	0	0	0	0	577.426
				- A0140 Academia Nacional de Medicina	1.402.431	0	0	0	0	0	1.402.431
				- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	144.734.760	0	0	0	0	0	144.734.760
				- A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)	24.162.046	0	0	0	0	0	24.162.046
				- A0409 Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)	5.670.000	0	0	0	0	0	5.670.000
				- A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)	212.148.429	0	0	0	0	0	212.148.429
				- A0477 Fundación Colombeia	70.027.532	0	0	0	0	0	70.027.532
				- A0484 Fundación Nacional El Niño Simón	493.060.563	0	0	0	0	0	493.060.563
				- A0911 Academia Nacional de la Ingeniería y el Hábitat	637.539	0	0	0	0	0	637.539
407	01	03	04	Transferencias corrientes a instituciones de protección social	793.139.109	0	0	0	0	0	793.139.109
				- A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)	793.139.109	0	0	0	0	0	793.139.109
407	03	00	00	Transferencias y donaciones de capital internas	3.613.563.590	0	0	0	0	0	3.613.563.590
407	03	03	00	Transferencias de capital internas al sector público	3.613.563.590	0	0	0	0	0	3.613.563.590
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	3.613.563.590	0	0	0	0	0	3.613.563.590
				- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	3.613.563.590	0	0	0	0	0	3.613.563.590
				Totales	**6.217.973.793**	0	0	0	0	0	**6.217.973.793**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 6.217.973.793

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2013

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 6.217.973.793

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 109999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO NACIONAL AUTÓNOMO DE ATENCIÓN INTEGRAL A LA INFANCIA Y A LA FAMILIA (SENIFA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 853.617.986

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**853.617.986**	**0**	**0**	**0**	**0**	**0**	**853.617.986**
407	01	00	00	Transferencias y donaciones corrientes internas	853.617.986	0	0	0	0	0	853.617.986
407	01	03	00	Transferencias corrientes internas al sector público	853.617.986	0	0	0	0	0	853.617.986
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	853.617.986	0	0	0	0	0	853.617.986
				Totales	**853.617.986**	**0**	**0**	**0**	**0**	**0**	**853.617.986**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 6.217.973.793

PRESUPUESTO: 2013

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

ACCIÓN ESPECÍFICA: 109999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA NACIONAL DE CIENCIAS ECONÓMICAS

UNIDAD DE MEDIDA: BOLÍVAR

META: 430.164

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**430.164**	**0**	**0**	**0**	**0**	**0**	**430.164**
407	01	00	00	Transferencias y donaciones corrientes internas	430.164	0	0	0	0	0	430.164
407	01	03	00	Transferencias corrientes internas al sector público	430.164	0	0	0	0	0	430.164
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	430.164	0	0	0	0	0	430.164
				Totales	**430.164**	**0**	**0**	**0**	**0**	**0**	**430.164**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 6.217.973.793

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 109999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA DE CIENCIAS POLÍTICAS Y SOCIALES

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.816.968

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.816.968**	**0**	**0**	**0**	**0**	**0**	**1.816.968**
407	01	00	00	Transferencias y donaciones corrientes internas	1.816.968	0	0	0	0	0	1.816.968
407	01	03	00	Transferencias corrientes internas al sector público	1.816.968	0	0	0	0	0	1.816.968
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.816.968	0	0	0	0	0	1.816.968
				Totales	**1.816.968**	**0**	**0**	**0**	**0**	0	**1.816.968**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 6.217.973.793

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 109999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA NACIONAL DE LA HISTORIA

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.714.703

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.714.703**	**0**	**0**	**0**	**0**	0	**1.714.703**
407	01	00	00	Transferencias y donaciones corrientes internas	1.714.703	0	0	0	0	0	1.714.703
407	01	03	00	Transferencias corrientes internas al sector público	1.714.703	0	0	0	0	0	1.714.703
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.714.703	0	0	0	0	0	1.714.703
				Totales	**1.714.703**	**0**	**0**	**0**	**0**	0	**1.714.703**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 6.217.973.793

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 109999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA VENEZOLANA DE LA LENGUA

UNIDAD DE MEDIDA: BOLÍVAR

META: 577.426

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**577.426**	**0**	**0**	**0**	**0**	**0**	**577.426**
407	01	00	00	Transferencias y donaciones corrientes internas	577.426	0	0	0	0	0	577.426
407	01	03	00	Transferencias corrientes internas al sector público	577.426	0	0	0	0	0	577.426
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	577.426	0	0	0	0	0	577.426
				Totales	**577.426**	**0**	**0**	**0**	**0**	**0**	**577.426**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 6.217.973.793

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 109999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA NACIONAL DE MEDICINA

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.402.431

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.402.431**	**0**	**0**	**0**	**0**	**0**	**1.402.431**
407	01	00	00	Transferencias y donaciones corrientes internas	1.402.431	0	0	0	0	0	1.402.431
407	01	03	00	Transferencias corrientes internas al sector público	1.402.431	0	0	0	0	0	1.402.431
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.402.431	0	0	0	0	0	1.402.431
				Totales	**1.402.431**	**0**	**0**	**0**	**0**	**0**	**1.402.431**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 6.217.973.793

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 109999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DE EDIFICACIONES Y DOTACIONES EDUCATIVAS (FEDE)

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.758.298.350

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.758.298.350**	**0**	**0**	**0**	**0**	**0**	**3.758.298.350**
407	01	00	00	Transferencias y donaciones corrientes internas	144.734.760	0	0	0	0	0	144.734.760
407	01	03	00	Transferencias corrientes internas al sector público	144.734.760	0	0	0	0	0	144.734.760
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	144.734.760	0	0	0	0	0	144.734.760
407	03	00	00	Transferencias y donaciones de capital internas	3.613.563.590	0	0	0	0	0	3.613.563.590
407	03	03	00	Transferencias de capital internas al sector público	3.613.563.590	0	0	0	0	0	3.613.563.590
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	3.613.563.590	0	0	0	0	0	3.613.563.590
				Totales	**3.758.298.350**	**0**	**0**	**0**	**0**	**0**	**3.758.298.350**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 6.217.973.793

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 109999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO NACIONAL PARA EL MEJORAMIENTO DE LA ENSEÑANZA DE LA CIENCIA (CENAMEC)

UNIDAD DE MEDIDA: BOLÍVAR

META: 24.162.046

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**24.162.046**	**0**	**0**	**0**	**0**	**0**	**24.162.046**
407	01	00	00	Transferencias y donaciones corrientes internas	24.162.046	0	0	0	0	0	24.162.046
407	01	03	00	Transferencias corrientes internas al sector público	24.162.046	0	0	0	0	0	24.162.046
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	24.162.046	0	0	0	0	0	24.162.046
				Totales	**24.162.046**	**0**	**0**	**0**	**0**	**0**	**24.162.046**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 6.217.973.793

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 109999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MEDIOS AUDIOVISUALES AL SERVICIO DE LA EDUCACIÓN (EDUMEDIA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 5.670.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.670.000**	**0**	**0**	**0**	**0**	**0**	**5.670.000**
407	01	00	00	Transferencias y donaciones corrientes internas	5.670.000	0	0	0	0	0	5.670.000
407	01	03	00	Transferencias corrientes internas al sector público	5.670.000	0	0	0	0	0	5.670.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.670.000	0	0	0	0	0	5.670.000
				Totales	**5.670.000**	**0**	**0**	**0**	**0**	**0**	**5.670.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 6.217.973.793

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 109999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN BOLIVARIANA DE INFORMÁTICA Y TELEMÁTICA (FUNDABIT)

UNIDAD DE MEDIDA: BOLÍVAR

META: 212.148.429

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**212.148.429**	**0**	**0**	**0**	**0**	**0**	**212.148.429**
407	01	00	00	Transferencias y donaciones corrientes internas	212.148.429	0	0	0	0	0	212.148.429
407	01	03	00	Transferencias corrientes internas al sector público	212.148.429	0	0	0	0	0	212.148.429
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	212.148.429	0	0	0	0	0	212.148.429
				Totales	**212.148.429**	**0**	**0**	**0**	**0**	**0**	**212.148.429**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 6.217.973.793

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 109999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN COLOMBEIA

UNIDAD DE MEDIDA: BOLÍVAR

META: 70.027.532

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**70.027.532**	**0**	**0**	**0**	**0**	**0**	**70.027.532**
407	01	00	00	Transferencias y donaciones corrientes internas	70.027.532	0	0	0	0	0	70.027.532
407	01	03	00	Transferencias corrientes internas al sector público	70.027.532	0	0	0	0	0	70.027.532
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	70.027.532	0	0	0	0	0	70.027.532
				Totales	**70.027.532**	**0**	**0**	**0**	**0**	**0**	**70.027.532**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 6.217.973.793

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 109999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN NACIONAL EL NIÑO SIMÓN

UNIDAD DE MEDIDA: BOLÍVAR **META:** 493.060.563

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**493.060.563**	**0**	**0**	**0**	**0**	**0**	**493.060.563**
407	01	00	00	Transferencias y donaciones corrientes internas	493.060.563	0	0	0	0	0	493.060.563
407	01	03	00	Transferencias corrientes internas al sector público	493.060.563	0	0	0	0	0	493.060.563
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	493.060.563	0	0	0	0	0	493.060.563
				Totales	**493.060.563**	**0**	**0**	**0**	**0**	**0**	**493.060.563**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 6.217.973.793

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 109999013 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO DE PREVISIÓN Y ASISTENCIA SOCIAL PARA EL PERSONAL DEL MINISTERIO DE EDUCACIÓN (IPASME)

UNIDAD DE MEDIDA: BOLÍVAR

META: 793.139.109

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**793.139.109**	**0**	**0**	**0**	**0**	**0**	**793.139.109**
407	01	00	00	Transferencias y donaciones corrientes internas	793.139.109	0	0	0	0	0	793.139.109
407	01	03	00	Transferencias corrientes internas al sector público	793.139.109	0	0	0	0	0	793.139.109
407	01	03	04	Transferencias corrientes a instituciones de protección social	793.139.109	0	0	0	0	0	793.139.109
				Totales	**793.139.109**	**0**	**0**	**0**	**0**	**0**	**793.139.109**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 6.217.973.793

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 109999014 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA DE CIENCIAS FÍSICAS, MATEMÁTICAS Y NATURALES

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.270.547

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.270.547**	**0**	**0**	**0**	**0**	**0**	**1.270.547**
407	01	00	00	Transferencias y donaciones corrientes internas	1.270.547	0	0	0	0	0	1.270.547
407	01	03	00	Transferencias corrientes internas al sector público	1.270.547	0	0	0	0	0	1.270.547
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.270.547	0	0	0	0	0	1.270.547
				Totales	**1.270.547**	**0**	**0**	**0**	**0**	**0**	**1.270.547**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 6.217.973.793

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 109999015 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA NACIONAL DE LA INGENIERÍA Y EL HÁBITAT

UNIDAD DE MEDIDA: BOLÍVAR

META: 637.539

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**637.539**	**0**	**0**	**0**	**0**	**0**	**637.539**
407	01	00	00	Transferencias y donaciones corrientes internas	637.539	0	0	0	0	0	637.539
407	01	03	00	Transferencias corrientes internas al sector público	637.539	0	0	0	0	0	637.539
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	637.539	0	0	0	0	0	637.539
				Totales	**637.539**	**0**	**0**	**0**	**0**	**0**	**637.539**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.207.226.081**	0	0	**2.570.135.715**	0	0	**4.777.361.796**
401	01	00	00	Sueldos, salarios y otras retribuciones	399.186.692	0	0	0	0	0	399.186.692
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	191.283.066	0	0	0	0	0	191.283.066
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	2.499.310	0	0	0	0	0	2.499.310
401	01	03	00	Suplencias a empleados	21.169.480	0	0	0	0	0	21.169.480
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	170.593.921	0	0	0	0	0	170.593.921
401	01	13	00	Suplencias a obreros	9.691.908	0	0	0	0	0	9.691.908
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	59.000	0	0	0	0	0	59.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	12.618	0	0	0	0	0	12.618
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.160.580	0	0	0	0	0	1.160.580
401	01	99	00	Otras retribuciones	2.716.809	0	0	0	0	0	2.716.809
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	51.793.192	0	0	0	0	0	51.793.192
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	28.176.172	0	0	0	0	0	28.176.172
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	23.617.020	0	0	0	0	0	23.617.020
401	03	00	00	Primas	74.981.368	0	0	0	0	0	74.981.368
401	03	01	00	Primas por mérito a empleados	4.365.668	0	0	0	0	0	4.365.668
401	03	02	00	Primas de transporte a empleados	15.590.150	0	0	0	0	0	15.590.150
401	03	08	00	Primas de profesionalización a empleados	12.981.436	0	0	0	0	0	12.981.436
401	03	09	00	Primas por antigüedad a empleados	15.153.853	0	0	0	0	0	15.153.853
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	7.596.817	0	0	0	0	0	7.596.817
401	03	16	00	Primas por mérito a obreros	681.295	0	0	0	0	0	681.295
401	03	19	00	Primas por hijos de obreros	628	0	0	0	0	0	628
401	03	21	00	Primas por antigüedad a obreros	788.501	0	0	0	0	0	788.501
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	13.599	0	0	0	0	0	13.599
401	03	47	00	Primas al personal de alto nivel y de dirección	1.563.954	0	0	0	0	0	1.563.954
401	03	97	00	Otras primas a empleados	15.904.850	0	0	0	0	0	15.904.850
401	03	98	00	Otras primas a obreros	340.617	0	0	0	0	0	340.617
401	04	00	00	Complementos de sueldos y salarios	207.313.742	0	0	0	0	0	207.313.742
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	3.730.179	0	0	0	0	0	3.730.179
401	04	02	00	Complemento a empleados por trabajo nocturno	134.262	0	0	0	0	0	134.262
401	04	03	00	Complemento a empleados por gastos de alimentación	2.606.269	0	0	0	0	0	2.606.269

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	04	00	Complemento a empleados por gastos de transporte	55.500	0	0	0	0	0	55.500
401	04	08	00	Bono compensatorio de alimentación a empleados	84.293.865	0	0	0	0	0	84.293.865
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	3.897.541	0	0	0	0	0	3.897.541
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.973.801	0	0	0	0	0	2.973.801
401	04	16	00	Complemento a obreros por gastos de alimentación	876.697	0	0	0	0	0	876.697
401	04	17	00	Complemento a obreros por gastos de transporte	15.000	0	0	0	0	0	15.000
401	04	18	00	Bono compensatorio de alimentación a obreros	70.287.952	0	0	0	0	0	70.287.952
401	04	19	00	Bono compensatorio de transporte a obreros	174.060	0	0	0	0	0	174.060
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.188.638	0	0	0	0	0	1.188.638
401	04	25	00	Complemento al personal contratado por gastos de alimentación	223.430	0	0	0	0	0	223.430
401	04	96	00	Otros complementos a empleados	19.723.200	0	0	0	0	0	19.723.200
401	04	97	00	Otros complementos a obreros	17.133.348	0	0	0	0	0	17.133.348
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	77.797.756	0	0	0	0	0	77.797.756
401	05	03	00	Bono vacacional a empleados	40.603.067	0	0	0	0	0	40.603.067
401	05	06	00	Bono vacacional a obreros	36.432.887	0	0	0	0	0	36.432.887
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.953	0	0	0	0	0	14.953
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	746.849	0	0	0	0	0	746.849
401	07	00	00	Asistencia socio-económica	1.174.752.236	0	0	2.570.135.715	0	0	3.744.887.951
401	07	01	00	Capacitación y adiestramiento a empleados	189.000	0	0	0	0	0	189.000
401	07	02	00	Becas a empleados	8.160.000	0	0	0	0	0	8.160.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	831.744.824	0	0	1.997.544.825	0	0	2.829.289.649
401	07	18	00	Becas a obreros	8.160.000	0	0	0	0	0	8.160.000
401	07	19	00	Ayudas por matrimonio de obreros	20.000	0	0	0	0	0	20.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	30.000	0	0	0	0	0	30.000
401	07	21	00	Ayudas por defunción a obreros	30.000	0	0	0	0	0	30.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.647.800	0	0	0	0	0	2.647.800
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	85.379.722	0	0	0	0	0	85.379.722
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	238.390.890	0	0	572.590.890	0	0	810.981.780
401	08	00	00	Prestaciones sociales e indemnizaciones	140.170.000	0	0	0	0	0	140.170.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	65.195.000	0	0	0	0	0	65.195.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	50.100.000	0	0	0	0	0	50.100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	24.875.000	0	0	0	0	0	24.875.000
401	96	00	00	Otros gastos del personal empleado	5.169.707	0	0	0	0	0	5.169.707
401	96	01	00	Otros gastos del personal empleado	5.169.707	0	0	0	0	0	5.169.707
401	97	00	00	Otros gastos del personal obrero	76.061.388	0	0	0	0	0	76.061.388
401	97	01	00	Otros gastos del personal obrero	76.061.388	0	0	0	0	0	76.061.388
403	**00**	**00**	**00**	**Servicios no personales**	**2.343.960**	**0**	**0**	**0**	**0**	**0**	**2.343.960**
403	10	00	00	Servicios profesionales y técnicos	2.343.960	0	0	0	0	0	2.343.960
403	10	07	00	Servicios de capacitación y adiestramiento	2.343.960	0	0	0	0	0	2.343.960
				Totales	**2.209.570.041**	**0**	**0**	**2.570.135.715**	**0**	**0**	**4.779.705.756**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 100001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.207.226.081**	**0**	**0**	**2.570.135.715**	**0**	**0**	**4.777.361.796**
401	01	00	00	Sueldos, salarios y otras retribuciones	399.186.692	0	0	0	0	0	399.186.692
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	191.283.066	0	0	0	0	0	191.283.066
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	2.499.310	0	0	0	0	0	2.499.310
401	01	03	00	Suplencias a empleados	21.169.480	0	0	0	0	0	21.169.480
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	170.593.921	0	0	0	0	0	170.593.921
401	01	13	00	Suplencias a obreros	9.691.908	0	0	0	0	0	9.691.908
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	59.000	0	0	0	0	0	59.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	12.618	0	0	0	0	0	12.618
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.160.580	0	0	0	0	0	1.160.580
401	01	99	00	Otras retribuciones	2.716.809	0	0	0	0	0	2.716.809
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	51.793.192	0	0	0	0	0	51.793.192
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	28.176.172	0	0	0	0	0	28.176.172
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	23.617.020	0	0	0	0	0	23.617.020
401	03	00	00	Primas	74.981.368	0	0	0	0	0	74.981.368
401	03	01	00	Primas por mérito a empleados	4.365.668	0	0	0	0	0	4.365.668
401	03	02	00	Primas de transporte a empleados	15.590.150	0	0	0	0	0	15.590.150
401	03	08	00	Primas de profesionalización a empleados	12.981.436	0	0	0	0	0	12.981.436
401	03	09	00	Primas por antigüedad a empleados	15.153.853	0	0	0	0	0	15.153.853
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	7.596.817	0	0	0	0	0	7.596.817
401	03	16	00	Primas por mérito a obreros	681.295	0	0	0	0	0	681.295
401	03	19	00	Primas por hijos de obreros	628	0	0	0	0	0	628
401	03	21	00	Primas por antigüedad a obreros	788.501	0	0	0	0	0	788.501
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	13.599	0	0	0	0	0	13.599
401	03	47	00	Primas al personal de alto nivel y de dirección	1.563.954	0	0	0	0	0	1.563.954
401	03	97	00	Otras primas a empleados	15.904.850	0	0	0	0	0	15.904.850
401	03	98	00	Otras primas a obreros	340.617	0	0	0	0	0	340.617

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 100001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	00	00	Complementos de sueldos y salarios	207.313.742	0	0	0	0	0	207.313.742
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	3.730.179	0	0	0	0	0	3.730.179
401	04	02	00	Complemento a empleados por trabajo nocturno	134.262	0	0	0	0	0	134.262
401	04	03	00	Complemento a empleados por gastos de alimentación	2.606.269	0	0	0	0	0	2.606.269
401	04	04	00	Complemento a empleados por gastos de transporte	55.500	0	0	0	0	0	55.500
401	04	08	00	Bono compensatorio de alimentación a empleados	84.293.865	0	0	0	0	0	84.293.865
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	3.897.541	0	0	0	0	0	3.897.541
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.973.801	0	0	0	0	0	2.973.801
401	04	16	00	Complemento a obreros por gastos de alimentación	876.697	0	0	0	0	0	876.697
401	04	17	00	Complemento a obreros por gastos de transporte	15.000	0	0	0	0	0	15.000
401	04	18	00	Bono compensatorio de alimentación a obreros	70.287.952	0	0	0	0	0	70.287.952
401	04	19	00	Bono compensatorio de transporte a obreros	174.060	0	0	0	0	0	174.060
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.188.638	0	0	0	0	0	1.188.638
401	04	25	00	Complemento al personal contratado por gastos de alimentación	223.430	0	0	0	0	0	223.430
401	04	96	00	Otros complementos a empleados	19.723.200	0	0	0	0	0	19.723.200
401	04	97	00	Otros complementos a obreros	17.133.348	0	0	0	0	0	17.133.348
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	77.797.756	0	0	0	0	0	77.797.756
401	05	03	00	Bono vacacional a empleados	40.603.067	0	0	0	0	0	40.603.067
401	05	06	00	Bono vacacional a obreros	36.432.887	0	0	0	0	0	36.432.887
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.953	0	0	0	0	0	14.953
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	746.849	0	0	0	0	0	746.849
401	07	00	00	Asistencia socio-económica	1.174.752.236	0	0	2.570.135.715	0	0	3.744.887.951
401	07	01	00	Capacitación y adiestramiento a empleados	189.000	0	0	0	0	0	189.000
401	07	02	00	Becas a empleados	8.160.000	0	0	0	0	0	8.160.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	831.744.824	0	0	1.997.544.825	0	0	2.829.289.649
401	07	18	00	Becas a obreros	8.160.000	0	0	0	0	0	8.160.000
401	07	19	00	Ayudas por matrimonio de obreros	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 100001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	20	00	Ayudas por nacimiento de hijos de obreros	30.000	0	0	0	0	0	30.000
401	07	21	00	Ayudas por defunción a obreros	30.000	0	0	0	0	0	30.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.647.800	0	0	0	0	0	2.647.800
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	85.379.722	0	0	0	0	0	85.379.722
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	238.390.890	0	0	572.590.890	0	0	810.981.780
401	08	00	00	Prestaciones sociales e indemnizaciones	140.170.000	0	0	0	0	0	140.170.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	65.195.000	0	0	0	0	0	65.195.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	50.100.000	0	0	0	0	0	50.100.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	24.875.000	0	0	0	0	0	24.875.000
401	96	00	00	Otros gastos del personal empleado	5.169.707	0	0	0	0	0	5.169.707
401	96	01	00	Otros gastos del personal empleado	5.169.707	0	0	0	0	0	5.169.707
401	97	00	00	Otros gastos del personal obrero	76.061.388	0	0	0	0	0	76.061.388
401	97	01	00	Otros gastos del personal obrero	76.061.388	0	0	0	0	0	76.061.388
403	**00**	**00**	**00**	**Servicios no personales**	**2.343.960**	**0**	**0**	0	0	0	**2.343.960**
403	10	00	00	Servicios profesionales y técnicos	2.343.960	0	0	0	0	0	2.343.960
403	10	07	00	Servicios de capacitación y adiestramiento	2.343.960	0	0	0	0	0	2.343.960
				Totales	**2.209.570.041**	0	0	**2.570.135.715**	0	0	**4.779.705.756**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**155.559.380**	**0**	**0**	**0**	**0**	**0**	**155.559.380**
402	01	00	00	Productos alimenticios y agropecuarios	33.149.580	0	0	0	0	0	33.149.580
402	01	01	00	Alimentos y bebidas para personas	33.069.075	0	0	0	0	0	33.069.075
402	01	02	00	Alimentos para animales	17.470	0	0	0	0	0	17.470
402	01	03	00	Productos agrícolas y pecuarios	63.035	0	0	0	0	0	63.035
402	02	00	00	Productos de minas, canteras y yacimientos	702.110	0	0	0	0	0	702.110
402	02	01	00	Carbón mineral	4.981	0	0	0	0	0	4.981
402	02	02	00	Petróleo crudo y gas natural	651.070	0	0	0	0	0	651.070
402	02	04	00	Mineral no ferroso	10.625	0	0	0	0	0	10.625
402	02	05	00	Piedra, arcilla, arena y tierra	35.434	0	0	0	0	0	35.434
402	03	00	00	Textiles y vestuarios	7.019.240	0	0	0	0	0	7.019.240
402	03	01	00	Textiles	1.668.552	0	0	0	0	0	1.668.552
402	03	02	00	Prendas de vestir	4.117.395	0	0	0	0	0	4.117.395
402	03	03	00	Calzados	1.138.392	0	0	0	0	0	1.138.392
402	03	99	00	Otros productos textiles y vestuarios	94.901	0	0	0	0	0	94.901
402	04	00	00	Productos de cuero y caucho	1.324.704	0	0	0	0	0	1.324.704
402	04	01	00	Cueros y pieles	102.548	0	0	0	0	0	102.548
402	04	02	00	Productos de cuero y sucedáneos del cuero	32.636	0	0	0	0	0	32.636
402	04	03	00	Cauchos y tripas para vehículos	1.189.520	0	0	0	0	0	1.189.520
402	05	00	00	Productos de papel, cartón e impresos	33.646.813	0	0	0	0	0	33.646.813
402	05	01	00	Pulpa de madera, papel y cartón	4.073.837	0	0	0	0	0	4.073.837
402	05	02	00	Envases y cajas de papel y cartón	1.538.106	0	0	0	0	0	1.538.106
402	05	03	00	Productos de papel y cartón para oficina	14.548.382	0	0	0	0	0	14.548.382
402	05	04	00	Libros, revistas y periódicos	1.840.117	0	0	0	0	0	1.840.117
402	05	05	00	Material de enseñanza	1.493.899	0	0	0	0	0	1.493.899
402	05	06	00	Productos de papel y cartón para computación	1.504.016	0	0	0	0	0	1.504.016
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.808.194	0	0	0	0	0	6.808.194
402	05	99	00	Otros productos de pulpa, papel y cartón	1.840.262	0	0	0	0	0	1.840.262
402	06	00	00	Productos químicos y derivados	21.268.893	0	0	0	0	0	21.268.893
402	06	01	00	Sustancias químicas y de uso industrial	123.841	0	0	0	0	0	123.841
402	06	02	00	Abonos, plaguicidas y otros	346.795	0	0	0	0	0	346.795
402	06	03	00	Tintas, pinturas y colorantes	16.280.003	0	0	0	0	0	16.280.003
402	06	04	00	Productos farmacéuticos y medicamentos	949.197	0	0	0	0	0	949.197

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	05	00	Productos de tocador	48.149	0	0	0	0	0	48.149
402	06	06	00	Combustibles y lubricantes	841.763	0	0	0	0	0	841.763
402	06	07	00	Productos diversos derivados del petróleo y del carbón	15.015	0	0	0	0	0	15.015
402	06	08	00	Productos plásticos	2.507.337	0	0	0	0	0	2.507.337
402	06	99	00	Otros productos de la industria química y conexos	156.793	0	0	0	0	0	156.793
402	07	00	00	Productos minerales no metálicos	2.325.169	0	0	0	0	0	2.325.169
402	07	01	00	Productos de barro, loza y porcelana	16.217	0	0	0	0	0	16.217
402	07	02	00	Vidrios y productos de vidrio	821.024	0	0	0	0	0	821.024
402	07	03	00	Productos de arcilla para construcción	698.451	0	0	0	0	0	698.451
402	07	04	00	Cemento, cal y yeso	786.990	0	0	0	0	0	786.990
402	07	99	00	Otros productos minerales no metálicos	2.487	0	0	0	0	0	2.487
402	08	00	00	Productos metálicos	7.308.340	0	0	0	0	0	7.308.340
402	08	01	00	Productos primarios de hierro y acero	927.728	0	0	0	0	0	927.728
402	08	02	00	Productos de metales no ferrosos	13.036	0	0	0	0	0	13.036
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.748.981	0	0	0	0	0	3.748.981
402	08	04	00	Productos metálicos estructurales	379.499	0	0	0	0	0	379.499
402	08	07	00	Material de señalamiento	324.227	0	0	0	0	0	324.227
402	08	08	00	Material de educación	378.925	0	0	0	0	0	378.925
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.290.365	0	0	0	0	0	1.290.365
402	08	10	00	Repuestos y accesorios para otros equipos	227.738	0	0	0	0	0	227.738
402	08	99	00	Otros productos metálicos	17.841	0	0	0	0	0	17.841
402	09	00	00	Productos de madera	1.847.270	0	0	0	0	0	1.847.270
402	09	01	00	Productos primarios de madera	1.026.563	0	0	0	0	0	1.026.563
402	09	02	00	Muebles y accesorios de madera para edificaciones	773.640	0	0	0	0	0	773.640
402	09	99	00	Otros productos de madera	47.067	0	0	0	0	0	47.067
402	10	00	00	Productos varios y útiles diversos	44.129.460	0	0	0	0	0	44.129.460
402	10	01	00	Artículos de deporte, recreación y juguetes	3.809.460	0	0	0	0	0	3.809.460
402	10	02	00	Materiales y útiles de limpieza y aseo	6.063.216	0	0	0	0	0	6.063.216
402	10	03	00	Utensilios de cocina y comedor	489.884	0	0	0	0	0	489.884
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.296.141	0	0	0	0	0	1.296.141
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.135.745	0	0	0	0	0	10.135.745
402	10	06	00	Condecoraciones, ofrendas y similares	1.170.316	0	0	0	0	0	1.170.316
402	10	07	00	Productos de seguridad en el trabajo	758.034	0	0	0	0	0	758.034

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	11.048.683	0	0	0	0	0	11.048.683
402	10	09	00	Especies timbradas y valores	39.979	0	0	0	0	0	39.979
402	10	10	00	Útiles religiosos	17.793	0	0	0	0	0	17.793
402	10	11	00	Materiales eléctricos	5.186.509	0	0	0	0	0	5.186.509
402	10	12	00	Materiales para instalaciones sanitarias	3.021.023	0	0	0	0	0	3.021.023
402	10	13	00	Materiales fotográficos	366.959	0	0	0	0	0	366.959
402	10	99	00	Otros productos y útiles diversos	725.718	0	0	0	0	0	725.718
402	99	00	00	Otros materiales y suministros	2.837.801	0	0	0	0	0	2.837.801
402	99	01	00	Otros materiales y suministros	2.837.801	0	0	0	0	0	2.837.801
403	**00**	**00**	**00**	**Servicios no personales**	**920.509.435**	**0**	**0**	**0**	**0**	**0**	**920.509.435**
403	01	00	00	Alquileres de inmuebles	2.455.327	0	0	0	0	0	2.455.327
403	01	01	00	Alquileres de edificios y locales	1.872.802	0	0	0	0	0	1.872.802
403	01	02	00	Alquileres de instalaciones culturales y recreativas	582.525	0	0	0	0	0	582.525
403	02	00	00	Alquileres de maquinaria y equipos	1.867.278	0	0	0	0	0	1.867.278
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.665.315	0	0	0	0	0	1.665.315
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	124.450	0	0	0	0	0	124.450
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	23.128	0	0	0	0	0	23.128
403	02	99	00	Alquileres de otras maquinaria y equipos	54.385	0	0	0	0	0	54.385
403	03	00	00	Derechos sobre bienes intangibles	153.000	0	0	0	0	0	153.000
403	03	03	00	Paquetes y programas de computación	153.000	0	0	0	0	0	153.000
403	04	00	00	Servicios básicos	232.494.595	0	0	0	0	0	232.494.595
403	04	01	00	Electricidad	26.712	0	0	0	0	0	26.712
403	04	03	00	Agua	1.908	0	0	0	0	0	1.908
403	04	04	00	Teléfonos	5.135.135	0	0	0	0	0	5.135.135
403	04	05	00	Servicio de comunicaciones	227.330.840	0	0	0	0	0	227.330.840
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	147.657	0	0	0	0	0	147.657
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	147.657	0	0	0	0	0	147.657
403	06	00	00	Servicios de transporte y almacenaje	9.570.436	0	0	0	0	0	9.570.436
403	06	01	00	Fletes y embalajes	9.134.336	0	0	0	0	0	9.134.336
403	06	02	00	Almacenaje	5.320	0	0	0	0	0	5.320
403	06	03	00	Estacionamiento	109.392	0	0	0	0	0	109.392
403	06	04	00	Peaje	19.028	0	0	0	0	0	19.028
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	302.360	0	0	0	0	0	302.360

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	26.677.040	0	0	0	0	0	26.677.040
403	07	01	00	Publicidad y propaganda	6.555.004	0	0	0	0	0	6.555.004
403	07	02	00	Imprenta y reproducción	15.118.792	0	0	0	0	0	15.118.792
403	07	03	00	Relaciones sociales	2.927.111	0	0	0	0	0	2.927.111
403	07	04	00	Avisos	2.076.133	0	0	0	0	0	2.076.133
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	26.126.850	0	0	0	0	0	26.126.850
403	08	01	00	Primas y gastos de seguros	23.474.376	0	0	0	0	0	23.474.376
403	08	02	00	Comisiones y gastos bancarios	2.652.474	0	0	0	0	0	2.652.474
403	09	00	00	Viáticos y pasajes	29.499.948	0	0	0	0	0	29.499.948
403	09	01	00	Viáticos y pasajes dentro del país	27.890.636	0	0	0	0	0	27.890.636
403	09	02	00	Viáticos y pasajes fuera del país	1.298.487	0	0	0	0	0	1.298.487
403	09	03	00	Asignación por kilómetros recorridos	310.825	0	0	0	0	0	310.825
403	10	00	00	Servicios profesionales y técnicos	11.559.086	0	0	0	0	0	11.559.086
403	10	01	00	Servicios jurídicos	5.250	0	0	0	0	0	5.250
403	10	02	00	Servicios de contabilidad y auditoría	5.120	0	0	0	0	0	5.120
403	10	03	00	Servicios de procesamiento de datos	7.566.348	0	0	0	0	0	7.566.348
403	10	09	00	Servicios de lavandería y tintorería	3.000	0	0	0	0	0	3.000
403	10	10	00	Servicios de vigilancia	31.000	0	0	0	0	0	31.000
403	10	11	00	Servicios para la elaboración y suministro de comida	178.275	0	0	0	0	0	178.275
403	10	99	00	Otros servicios profesionales y técnicos	3.770.093	0	0	0	0	0	3.770.093
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	15.971.356	0	0	0	0	0	15.971.356
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	139.526	0	0	0	0	0	139.526
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.693.584	0	0	0	0	0	10.693.584
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	56.496	0	0	0	0	0	56.496
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	483.938	0	0	0	0	0	483.938
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	57.050	0	0	0	0	0	57.050
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	31.104	0	0	0	0	0	31.104
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.401.875	0	0	0	0	0	4.401.875
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	107.783	0	0	0	0	0	107.783
403	12	00	00	Conservación y reparaciones menores de obras	4.691.030	0	0	0	0	0	4.691.030
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.644.512	0	0	0	0	0	4.644.512

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	46.518	0	0	0	0	0	46.518
403	15	00	00	Servicios fiscales	1.754	0	0	0	0	0	1.754
403	15	02	00	Tasas y otros derechos obligatorios	1.754	0	0	0	0	0	1.754
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.171.846	0	0	0	0	0	3.171.846
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.171.846	0	0	0	0	0	3.171.846
403	18	00	00	Impuestos indirectos	554.100.706	0	0	0	0	0	554.100.706
403	18	01	00	Impuesto al valor agregado	554.100.706	0	0	0	0	0	554.100.706
403	99	00	00	Otros servicios no personales	2.021.526	0	0	0	0	0	2.021.526
403	99	01	00	Otros servicios no personales	2.021.526	0	0	0	0	0	2.021.526
404	**00**	**00**	**00**	**Activos reales**	**30.624.383**	**0**	**0**	**0**	**0**	**0**	**30.624.383**
404	01	00	00	Repuestos y reparaciones mayores	1.251.248	0	0	0	0	0	1.251.248
404	01	01	00	Repuestos mayores	429.308	0	0	0	0	0	429.308
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	0	100.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	329.308	0	0	0	0	0	329.308
404	01	02	00	Reparaciones mayores de maquinaria y equipos	821.940	0	0	0	0	0	821.940
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	117.700	0	0	0	0	0	117.700
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	440.640	0	0	0	0	0	440.640
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	263.600	0	0	0	0	0	263.600
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.672.406	0	0	0	0	0	1.672.406
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	300.000	0	0	0	0	0	300.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	935.320	0	0	0	0	0	935.320
404	03	05	00	Maquinaria y equipos industriales y de taller	61.270	0	0	0	0	0	61.270
404	03	06	00	Maquinaria y equipos de energía	300.000	0	0	0	0	0	300.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	75.816	0	0	0	0	0	75.816
404	04	00	00	Equipos de transporte, tracción y elevación	1.300.180	0	0	0	0	0	1.300.180
404	04	01	00	Vehículos automotores terrestres	990.180	0	0	0	0	0	990.180
404	04	03	00	Equipos marítimos de transporte	260.000	0	0	0	0	0	260.000
404	04	05	00	Vehículos de tracción no motorizados	50.000	0	0	0	0	0	50.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.365.791	0	0	0	0	0	3.365.791
404	05	01	00	Equipos de telecomunicaciones	3.365.791	0	0	0	0	0	3.365.791
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	900.000	0	0	0	0	0	900.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	900.000	0	0	0	0	0	900.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.301.714	0	0	0	0	0	6.301.714
404	07	01	00	Equipos científicos y de laboratorio	520.343	0	0	0	0	0	520.343
404	07	02	00	Equipos de enseñanza, deporte y recreación	720.343	0	0	0	0	0	720.343
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	940.685	0	0	0	0	0	940.685
404	07	06	00	Instrumentos musicales y equipos de audio	4.120.343	0	0	0	0	0	4.120.343
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.573.404	0	0	0	0	0	14.573.404
404	09	01	00	Mobiliario y equipos de oficina	4.069.120	0	0	0	0	0	4.069.120
404	09	02	00	Equipos de computación	5.483.990	0	0	0	0	0	5.483.990
404	09	03	00	Mobiliario y equipos de alojamiento	4.770.212	0	0	0	0	0	4.770.212
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	250.082	0	0	0	0	0	250.082
404	12	00	00	Activos intangibles	18.543	0	0	0	0	0	18.543
404	12	04	00	Paquetes y programas de computación	18.543	0	0	0	0	0	18.543
404	99	00	00	Otros activos reales	1.241.097	0	0	0	0	0	1.241.097
404	99	01	00	Otros activos reales	1.241.097	0	0	0	0	0	1.241.097
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.526.929.216**	**0**	**0**	**0**	**0**	**0**	**3.526.929.216**
407	01	00	00	Transferencias y donaciones corrientes internas	3.525.045.691	0	0	0	0	0	3.525.045.691
407	01	01	00	Transferencias corrientes internas al sector privado	2.756.766.266	0	0	0	0	0	2.756.766.266
407	01	01	03	Becas escolares	94.328.400	0	0	0	0	0	94.328.400
407	01	01	70	Subsidios educacionales al sector privado	2.604.915.936	0	0	0	0	0	2.604.915.936
407	01	01	72	Subsidios culturales al sector privado	47.875.738	0	0	0	0	0	47.875.738
407	01	01	73	Subsidios a instituciones benéficas privadas	9.646.192	0	0	0	0	0	9.646.192
407	01	02	00	Donaciones corrientes internas al sector privado	160.000	0	0	0	0	0	160.000
407	01	02	01	Donaciones corrientes a personas	160.000	0	0	0	0	0	160.000
407	01	03	00	Transferencias corrientes internas al sector público	768.119.425	0	0	0	0	0	768.119.425
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	532.371.665	0	0	0	0	0	532.371.665
407	01	03	04	Transferencias corrientes a instituciones de protección social	235.747.760	0	0	0	0	0	235.747.760
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.883.525	0	0	0	0	0	1.883.525
407	02	01	00	Transferencias corrientes al exterior	1.883.525	0	0	0	0	0	1.883.525
407	02	01	04	Transferencias corrientes a organismos internacionales	1.883.525	0	0	0	0	0	1.883.525
411	**00**	**00**	**00**	**Disminución de pasivos**	**237.348.529**	**0**	**0**	**0**	**0**	**0**	**237.348.529**
411	11	00	00	Obligaciones de ejercicios anteriores	237.348.529	0	0	0	0	0	237.348.529
411	11	04	00	Compromisos pendientes de ejercicios anteriores	108.691.566	0	0	0	0	0	108.691.566
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	128.656.963	0	0	0	0	0	128.656.963

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**4.870.970.943**	**0**	**0**	**0**	**0**	**0**	**4.870.970.943**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.432.440.816**	**0**	**0**	**0**	**0**	**0**	**3.432.440.816**
407	01	00	00	Transferencias y donaciones corrientes internas	3.430.557.291	0	0	0	0	0	3.430.557.291
407	01	01	00	Transferencias corrientes internas al sector privado	2.662.437.866	0	0	0	0	0	2.662.437.866
407	01	01	70	Subsidios educacionales al sector privado	2.604.915.936	0	0	0	0	0	2.604.915.936
				- S0063 Asociación Civil la Escuela es el Barrio el Golfito Cabimas, Zulia.	576.355	0	0	0	0	0	576.355
				- S0672 Fundación Peter Alexander para Niños Autistas del Zulia (FUPANAZ)	78.000	0	0	0	0	0	78.000
				- S1040 Convenio ME - AVEC	2.549.232.686	0	0	0	0	0	2.549.232.686
				- S1041 Planteles no Afiliados al Convenio	3.426.128	0	0	0	0	0	3.426.128
				- S1311 Asociación Civil Unidad Educativa Colegio Adventista Yaritagua	50.000	0	0	0	0	0	50.000
				- S1451 Instituto Venezolano de Capacitación Profesional de la Iglesia	45.000.000	0	0	0	0	0	45.000.000
				- S1525 Asociación Civil del Ministerio de Educación, Cultura y Deportes (ASOCIMECD)	1.487.868	0	0	0	0	0	1.487.868
				- S1541 Fundación Latinoamericana por los Derechos Humanos y el Desarrollo Social (Fundalatin)	232.424	0	0	0	0	0	232.424
				- S1572 Fundación Jóvenes Indígenas del Internado Madre Mazzarello, Municipio Autónomo Atures del Estado Amazonas	23.400	0	0	0	0	0	23.400
				- S1573 Unidad Educativa "Simón Rodríguez", Municipio Juan Antonio Sotillo del Estado Anzoátegui	18.720	0	0	0	0	0	18.720
				- S1574 Asociación Civil Unidad Educativa Santa Eulalia, Municipio Bolívar del Estado Anzoátegui	21.840	0	0	0	0	0	21.840
				- S1575 Unidad Educativa Virgen de Betania, Municipio Biruaca del Estado Apure	30.888	0	0	0	0	0	30.888
				- S1576 Centro de Capacitación Comercial y Administrativa Elorza, Municipio Rómulo Gallegos del Estado Apure	35.100	0	0	0	0	0	35.100
				- S1577 Unidad Educativa Escuela Básica Privada Simón Rodríguez, Municipio Girardot del Estado Aragua	29.203	0	0	0	0	0	29.203
				- S1578 Escuela Básica Bolivariana, Municipio Libertador del Estado Aragua	31.075	0	0	0	0	0	31.075
				- S1579 Unidad Educativa Básica Bartolomé Salom, Municipio Girardot del Estado Aragua	33.564	0	0	0	0	0	33.564
				- S1580 Unidad Educativa Colegio Bicentenario 2, Municipio Santiago Mariño del Estado Aragua	38.918	0	0	0	0	0	38.918
				- S1585 Asociación Civil Congregación Hermanas Agustinas, Municipio Girardot del Estado Aragua	18.720	0	0	0	0	0	18.720
				- S1586 Unidad Educativa Privada Casa de Dios, Municipio Girardot del Estado Aragua	41.184	0	0	0	0	0	41.184
				- S1587 Unidad Educativa Juan Pablo II, Municipio Bolívar del Estado Barinas	49.420	0	0	0	0	0	49.420
				- S1589 Hogar Sagrada Familia Hermanas Bethelmitas, Municipio Antonio José de Sucre del Estado Barinas	18.720	0	0	0	0	0	18.720
				- S1590 Asociación Civil Educativa Tomas de Heres, Municipio Cedeño del Estado Bolívar	18.720	0	0	0	0	0	18.720

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- S1591 Unidad Educativa Colegio "Vicente Emilio Sojo", Municipio Cedeño del Estado Bolívar	29.240	0	0	0	0	0	29.240
				- S1593 Congregación Hermanas Franciscanas del Sagrado Corazón de Jesús - Misión Santa T. de Kanavayen, Municipio Gran Sabana del Estado Bolívar	18.720	0	0	0	0	0	18.720
				- S1594 Unidad Educativa San Juan Bautista, Municipio Cedeño del Estado Bolívar	31.200	0	0	0	0	0	31.200
				- S1595 Unidad Educativa Colegio San Pedro y San Pablo, Municipio El Callao del Estado Bolívar	32.112	0	0	0	0	0	32.112
				- S1598 Unidad Educativa Dr. Salvador Feo La Cruz, Municipio Carlos Arvelo del Estado Carabobo	78.000	0	0	0	0	0	78.000
				- S1600 Unidad Educativa Ezequiel Zamora, Municipio Tinaco del Estado Cojedes	20.077	0	0	0	0	0	20.077
				- S1601 Unidad Educativa Miguel Palao Rico, Municipio San Carlos del Estado Cojedes	78.000	0	0	0	0	0	78.000
				- S1605 Preescolar Asistencial Virgen de Altagracia, Municipio Libertador del Distrito Capital	33.321	0	0	0	0	0	33.321
				- S1606 Unidad Educativa Evangélica Arco de Triunfo, Municipio Libertador del Distrito Capital	26.395	0	0	0	0	0	26.395
				- S1607 Asociación Civil Colegio Agramonte, Municipio Libertador del Distrito Capital	31.824	0	0	0	0	0	31.824
				- S1609 Instituto Psicopedagógico El Ávila A.C..	50.544	0	0	0	0	0	50.544
				- S1611 Unidad Educativa Privada Miguel Ángel, Municipio Libertador del Distrito Capital	22.144	0	0	0	0	0	22.144
				- S1614 Amigos del Instituto Vista Alegre, Municipio Libertador del Distrito Capital	24.710	0	0	0	0	0	24.710
				- S1615 Asociación Civil de Educación Integral San Benito, Municipio Libertador del Distrito Capital	11.100	0	0	0	0	0	11.100
				- S1616 Asociación Civil Unidad Educativa "Colegio Rey Jesús", Municipio Libertador del Distrito Capital	35.006	0	0	0	0	0	35.006
				- S1618 Unidad Educativa "Adventista Carapita", Municipio Libertador del Distrito Capital	20.872	0	0	0	0	0	20.872
				- S1621 Fondo Editorial para el Desarrollo de la Educación Superior (F.E.D.E.S.), Municipio Libertador del Distrito Capital	4.212	0	0	0	0	0	4.212
				- S1622 Fundación Mevorah Florentín, Municipio Libertador del Distrito Capital	18.720	0	0	0	0	0	18.720
				- S1623 Casa Hogar Divino Niño, Municipio Libertador del Distrito Capital	14.976	0	0	0	0	0	14.976
				- S1624 Fundación Atención Integral Juvenil - FUNDAINIL, Municipio Libertador del Distrito Capital	14.040	0	0	0	0	0	14.040
				- S1625 Preescolar "Vicente Salias", Municipio Libertador del Distrito Capital	42.064	0	0	0	0	0	42.064
				- S1626 Colegio "El Centauro de los Llanos", Municipio Libertador del Distrito Capital	28.572	0	0	0	0	0	28.572
				- S1627 Preescolar "El Principio de la Sabiduría", Municipio Libertador del Distrito Capital	28.572	0	0	0	0	0	28.572
				- S1628 Preescolar "Virgen del Rosario", Municipio Libertador del Distrito Capital	28.572	0	0	0	0	0	28.572

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- S1629 Comisión Servicio Social Internacional, Municipio Libertador del Distrito Capital	60.028	0	0	0	0	0	60.028
				- S1630 Unidad Educativa Integral Fermín Toro, Municipio Libertador del Distrito Capital	28.572	0	0	0	0	0	28.572
				- S1631 Fundación La Nueva Esperanza, Municipio Libertador del Distrito Capital	14.976	0	0	0	0	0	14.976
				- S1635 Unidad Educativa César Rengifo, Municipio Libertador del Distrito Capital	28.080	0	0	0	0	0	28.080
				- S1638 Unidad Educativa Instituto República, Municipio Miranda del Estado Falcón	31.075	0	0	0	0	0	31.075
				- S1640 Unidad Educativa Nuestra Señora de Guadalupe, Municipio Miranda del Estado Falcón	30.381	0	0	0	0	0	30.381
				- S1641 Unidad Educativa Colegio Sagrada Familia, Municipio Carirubano, Estado Falcón	33.246	0	0	0	0	0	33.246
				- S1642 Unidad Educativa Colegio "Monseñor Ramón de Jesús Loreto Rodríguez", Municipio Francisco de Miranda del Estado Guárico	51.061	0	0	0	0	0	51.061
				- S1643 Unidad Educativa "Don Prospero Infante", Municipio José Tadeo Monagas del Estado Guárico	48.278	0	0	0	0	0	48.278
				- S1644 Unidad Educativa Colegio "Dr. Roberto Vargas", Municipio Ortiz del Estado Guárico	48.278	0	0	0	0	0	48.278
				- S1645 Unidad Educativa Colegio "La Milagrosa", Municipio Iribarren del Estado Lara	40.809	0	0	0	0	0	40.809
				- S1646 Colegio Libertador, Municipio Torres del Estado Lara	40.809	0	0	0	0	0	40.809
				- S1647 Unidad Educativa Colegio Carora, Municipio Torres del Estado Lara	40.809	0	0	0	0	0	40.809
				- S1649 Unidad Educativa Instituto "Santa Ana", Municipio Iribarren del Estado Lara	43.149	0	0	0	0	0	43.149
				- S1652 Asociación Musical de Sanare "Daniel Ortiz", Municipio Jiménez del Estado Lara	28.080	0	0	0	0	0	28.080
				- S1653 Preescolar La Pastora Dávila, Municipio Iribarren del Estado Lara	18.720	0	0	0	0	0	18.720
				- S1654 Hogar de Niños Impedidos Don Orione, Municipio Iribarren del Estado Lara	78.000	0	0	0	0	0	78.000
				- S1655 Asociación Civil Seminario Divina Pastora, Municipio Iribarren del Estado Lara	10.296	0	0	0	0	0	10.296
				- S1656 Pequeño Cottolengo Don Orione, Municipio Iribarren del Estado Lara	78.000	0	0	0	0	0	78.000
				- S1657 Unidad Educativa Colegio San Pablo Apóstol, Municipio Iribarren del Estado Lara	31.168	0	0	0	0	0	31.168
				- S1658 Unidad Educativa Colegio Coronel Ramón García de Sena, Municipio Iribarren del Estado Lara	40.519	0	0	0	0	0	40.519
				- S1659 Fundación Experimental Saysayal, Municipio Andrés Bello del Estado Mérida	32.688	0	0	0	0	0	32.688
				- S1660 Asociación Merideña de Padres y Amigos de Niños Excepcionales (AMEPANE), Municipio Libertador del Estado Mérida	32.001	0	0	0	0	0	32.001
				- S1661 Centro de Desarrollo Humano El Candil, Municipio Zea del Estado Mérida	78.000	0	0	0	0	0	78.000
				- S1662 Asociación Civil Colegio "Dr. Ramón Reinoso Núñez", Municipio Alberto Adriani del Estado Mérida	31.168	0	0	0	0	0	31.168

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- S1663 Asociación Civil Hogar San José de la Serra, Municipio Libertador del Estado Mérida	19.843	0	0	0	0	0	19.843
				- S1664 SAPRENDEH (Centro de Desarrollo Humano "El Velero", Municipio Zea del Estado Mérida	78.000	0	0	0	0	0	78.000
				- S1665 SAPRENDEH (Centro de Desarrollo Humano "El Alva"), Municipio Tovar del Estado Mérida	78.000	0	0	0	0	0	78.000
				- S1667 Asociación Civil Centro Profesional Santa Lucia, Municipio Paz Castillo del Estado Miranda	37.104	0	0	0	0	0	37.104
				- S1669 Unidad Educativa Colegio de Educación Especial Múltiple - CENEDEM, Municipio Guaicaipuro del Estado Miranda	39.000	0	0	0	0	0	39.000
				- S1670 Unidad Educativa El Gran Rabit I, Municipio Guaicapuro del Estado Miranda	39.000	0	0	0	0	0	39.000
				- S1671 Instituto Docente Complejo Educativo y Cultural de Barlovento Fundación "Víctor Sosa", Municipio Guaicapuro del Estado Miranda	45.021	0	0	0	0	0	45.021
				- S1672 Educación Básica Colegio Brisas de Turumo, Municipio Guaicaipuro del Estado Miranda	42.770	0	0	0	0	0	42.770
				- S1674 Unidad Educativa Batalla de la Victoria, Municipio Guaicaipuro del Estado Miranda	23.865	0	0	0	0	0	23.865
				- S1676 Unidad Educativa José Antonio Páez, Municipio Turén, del Estado Portuguesa	48.278	0	0	0	0	0	48.278
				- S1678 Unidad Educativa Colegio Adventista Andrés Bello, Municipio Guanare del Estado Portuguesa	48.278	0	0	0	0	0	48.278
				- S1679 Fundación para el Desarrollo Social San Rafael Arcángel (FUNDES), Municipio Esteller del Estado Portuguesa	48.235	0	0	0	0	0	48.235
				- S1680 Unidad Educativa Santa Rita, Municipio Arismendi del Estado Sucre	16.304	0	0	0	0	0	16.304
				- S1681 Unidad Educativa Privada Fray Bartolomé de las Casas, Municipio Bermúdez del Estado Sucre	31.467	0	0	0	0	0	31.467
				- S1684 Asociación Civil Liceo "Dr. Julio Suárez Lozada", Municipio San Cristóbal del Estado Táchira	48.278	0	0	0	0	0	48.278
				- S1686 Fundación Juan Pablo II, Municipio Michelena del Estado Táchira	48.278	0	0	0	0	0	48.278
				- S1687 Unidad Educativa Juan Pablo Pérez Alfonso, Municipio Bolívar del Estado Táchira	30.888	0	0	0	0	0	30.888
				- S1688 Fundación Taller Escuela, Municipio Independencia del Estado Táchira	78.000	0	0	0	0	0	78.000
				- S1691 Unidad Educativa Colegio San Pancracio, Municipio San Cristóbal del Estado Táchira	30.888	0	0	0	0	0	30.888
				- S1692 Asociación Civil Unidad Educativa Colegio Doña Mery Morales de Zambrano, Municipio Michelena del Estado Táchira	46.987	0	0	0	0	0	46.987
				- S1693 Asociación Civil Unidad Educativa Colegio Nuestra Señora de Lourdes, Municipio Panamericano del Estado Táchira	48.278	0	0	0	0	0	48.278
				- S1694 Colegio Monseñor Acacio Chacón, Municipio Andrés Bello del Estado Táchira	25.327	0	0	0	0	0	25.327
				- S1695 Unidad Educativa "Colegio Los Andes", Municipio Junín del Estado Táchira	52.658	0	0	0	0	0	52.658
				- S1696 Asociación Civil de Protección Social - Instituto Coromoto, Municipio San Cristóbal del Estado Táchira	18.720	0	0	0	0	0	18.720
				- S1698 Colegio Blanca Graciela Arias de Caballero, Municipio Junín del	37.440	0	0	0	0	0	37.440

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Estado Táchira							
				- S1699 Escuela Básica Adventista José Antonio Páez, Municipio Valera del Estado Trujillo	18.720	0	0	0	0	0	18.720
				- S1700 Unidad Educativa Colegio "Monseñor Camargo" (Diurno), Municipio Boconó del Estado Trujillo	34.264	0	0	0	0	0	34.264
				- S1701 Colegio Mariscal Antonio José de Sucre, Municipio Sucre del Estado Trujillo	48.278	0	0	0	0	0	48.278
				- S1703 Unidad Educativa Tomas Alba Edison, Estado Vargas	37.440	0	0	0	0	0	37.440
				- S1707 Colegio Fundación Coy, Municipio Peña del Estado Yaracuy	46.987	0	0	0	0	0	46.987
				- S1708 Colegio Privado Mixto El Gran Bolívar, Municipio Maracaibo del Estado Zulia	36.168	0	0	0	0	0	36.168
				- S1709 Fundación Unidad Educativa El Gran Prócer, Municipio Maracaibo del Estado Zulia	50.824	0	0	0	0	0	50.824
				- S1711 Asociación Civil Unidad Educativa Profesor Augusto Mijares -Instituto Privado Mixto, Municipio Machiques de Perijá del Estado Zulia	24.800	0	0	0	0	0	24.800
				- S1712 Colegio Luz y Verdad, Municipio Maracaibo del Estado Zulia	26.937	0	0	0	0	0	26.937
				- S1714 Unidad Educativa Privada Santa Bárbara, Municipio Maracaibo del Estado Zulia	46.734	0	0	0	0	0	46.734
				- S1715 Fundación Liceo General Rafael Urdaneta, Municipio La Cañada de Urdaneta del Estado Zulia	42.417	0	0	0	0	0	42.417
				- S1717 Unidad Educativa Jacinto Lara - Mixto, Municipio Maracaibo del Estado Zulia	25.452	0	0	0	0	0	25.452
				- S1719 Fundación Unidad Educativa Madre Mercedes Molina Sociedad Civil Sin Fines de Lucro, Municipio San Francisco del Estado Zulia	78.000	0	0	0	0	0	78.000
				- S1721 Asociación Civil Sin Fines de Lucro Centro Educativo de Artes y Oficios María Auxiliadora, Municipio Mara del Estado Zulia	21.950	0	0	0	0	0	21.950
				- S1722 Unidad Educativa Mi Ángel de la Guarda, Municipio Cabimas del estado Zulia	52.656	0	0	0	0	0	52.656
				- S1724 Unidad Educativa Miguel Otero Silva, Municipio Maracaibo del Estado Zulia	48.278	0	0	0	0	0	48.278
				- S1725 Unidad Educativa León Jerome Hoet, Municipio Jesús Enrique Lozada del Estado Zulia	40.509	0	0	0	0	0	40.509
				- S1727 Unidad Educativa Peniel, Municipio San Francisco del Estado Zulia	62.400	0	0	0	0	0	62.400
				- S1728 Fundación Fray Junipero de Escalada, Municipio San Francisco del Estado Zulia	78.000	0	0	0	0	0	78.000
				- S1730 Unidad Educativa José María España, Municipio Maracaibo del Estado Zulia	34.632	0	0	0	0	0	34.632
				- S1793 Asociación Civil Unidad Educativa Martín Tobar Ponte, Distrito Capital	28.605	0	0	0	0	0	28.605
				- S1794 Asociación Civil Comunidad Educativa Preescolar Fresilandaia, Distrito Capital	32.853	0	0	0	0	0	32.853
				- S1795 Asociación Civil Unidad Básica Colegio Juan Manuel Olivares, Distrito Capital	28.080	0	0	0	0	0	28.080
				- S1796 Asociación Civil Preescolar Asistencial Medina Angarita, Distrito Capital	29.203	0	0	0	0	0	29.203

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- S1797 Unidad Educativa Preescolar Santa Isabel, Distrito Capital	26.582	0	0	0	0	0	26.582
				- S1798 Preescolar Mi Madre Emilia, Distrito Capital	25.459	0	0	0	0	0	25.459
				- S1799 S. C. Perlitas del Saber, Distrito Capital	18.720	0	0	0	0	0	18.720
				- S1800 Preescolar Asistencial Laura Alvarado de Cardozo - Plan de Manzano - Distrito Capital	20.592	0	0	0	0	0	20.592
				- S1801 Asociación Civil Unidad Educativa Arnoldo Gabaldón, Distrito Capital	37.440	0	0	0	0	0	37.440
				- S1803 Asociación Civil Unidad Educativa Preescolar Asistencial Santa Rita, Distrito Federal	20.592	0	0	0	0	0	20.592
				- S1804 Asociación Civil de Formación Técnica, Distrito Federal	22.464	0	0	0	0	0	22.464
				- S1805 Asociación Civil Preescolar Asistencial Prócer Pedro Camejo, Distrito Capital	18.720	0	0	0	0	0	18.720
				- S1808 Asociación Educativa Rafael Urdaneta, Distrito Capital	20.592	0	0	0	0	0	20.592
				- S1809 Preescolar Asistencial José Gregorio Hernández, Distrito Capital	24.336	0	0	0	0	0	24.336
				- S1810 Unidad Educativa Integral Padre Manuel María de Aguilar (ASOEDUPAMAA), Distrito Capital	37.440	0	0	0	0	0	37.440
				- S1811 Comunidad Educativa Preescolar Asistencial San Antonio, Distrito Capital	18.720	0	0	0	0	0	18.720
				- S1814 Unidad Educativa Colegio Valores Humanos, Libertador, Estado Táchira	59.031	0	0	0	0	0	59.031
				- S1860 Pre-Escolar Asistencial Don Pablo Acosta, Municipio Libertador, Distrito Metropolitano de Caracas	18.720	0	0	0	0	0	18.720
				- S1862 Jardín de Infancia Mi Casita, Municipio Libertador, Distrito Metropolitano de Caracas	10.608	0	0	0	0	0	10.608
				- S1863 Santa Cecilia, Municipio Libertador, Distrito Metropolitano de Caracas	18.720	0	0	0	0	0	18.720
				- S1864 Sociedad Civil Pre-Escolar Asistencial 23 de Enero, Municipio Libertador, Distrito Metropolitano de Caracas	10.608	0	0	0	0	0	10.608
				- S1865 Pre-Escolar Asistencial Ana Teresa Parra, Municipio Libertador, Distrito Metropolitano de Caracas	18.720	0	0	0	0	0	18.720
				- S1866 Asociación Civil Centro Educativo del Desarrollo Integral (CEDI), Municipio Libertador, Distrito Metropolitano de Caracas	10.920	0	0	0	0	0	10.920
				- S1867 Unidad Educativa Travesuras, Pre-Escolar Asistencial, Municipio Libertador, Distrito Metropolitano de Caracas	12.480	0	0	0	0	0	12.480
				- S1870 Unidad Educativa Privada Profesor Bruno Rafael Bello Cedeño, Municipio Arismendi, Estado Sucre	11.700	0	0	0	0	0	11.700
				- S1871 Asociación Civil Unidad Educativa Colegio Privado El Roble, Municipio Valera, Estado Trujillo	14.040	0	0	0	0	0	14.040
				- S2124 Unidad Educativa Colegio Cristiano Andrés Bello, C.A.	69.521	0	0	0	0	0	69.521
				- S2289 Asociación Civil Escuela Agroecológica Ezequiel Zamora - Guambra	120.000	0	0	0	0	0	120.000
407	01	01	72	Subsidios culturales al sector privado	47.875.738	0	0	0	0	0	47.875.738
				- S0148 Banco del Libro	347.800	0	0	0	0	0	347.800

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- S0587 Fundación para el Desarrollo de las Ciencias Físicas, Matemáticas y Naturales (FUDECI)	2.075.208	0	0	0	0	0	2.075.208
				- S0635 Fundación Museo de los Niños.	893.000	0	0	0	0	0	893.000
				- S0942 Sociedad Orquesta Sinfónica de Venezuela.	38.424.675	0	0	0	0	0	38.424.675
				- S1523 Fundación Palacio de las Academias	1.662.860	0	0	0	0	0	1.662.860
				- S1549 Fundación Bartolomé Ferrer - Nueva Esparta	29.328	0	0	0	0	0	29.328
				- S1571 Fundación Luis Beltrán Prieto Figueroa	282.000	0	0	0	0	0	282.000
				- S1768 Orquesta Sinfónica de la Opera	1.466.400	0	0	0	0	0	1.466.400
				- S1883 Fundación para el Sistema Nacional de Ballet Juveniles e Infantiles de Venezuela	1.128.000	0	0	0	0	0	1.128.000
				- S2147 Fundación Generalísimo Francisco de Miranda	470.000	0	0	0	0	0	470.000
				- S2245 Fundación Grupo Madera	1.096.467	0	0	0	0	0	1.096.467
407	01	01	73	Subsidios a instituciones benéficas privadas	9.646.192	0	0	0	0	0	9.646.192
				- S0236 Centro Multidisciplinario Orientación Sin Drogas (CEMODRO).	24.440	0	0	0	0	0	24.440
				- S0747 Hogares Crea de Venezuela	9.400.000	0	0	0	0	0	9.400.000
				- S1755 Fundación Vida Mejor (FUNVIME)	36.660	0	0	0	0	0	36.660
				- S1762 Fundación Niños Discapacitados (FUNDISNE)	61.100	0	0	0	0	0	61.100
				- S1763 Fundación República Insular	43.992	0	0	0	0	0	43.992
				- S1995 Fundación Visión Futura para Personas con Discapacidad (VIFUPADIS)	80.000	0	0	0	0	0	80.000
407	01	03	00	Transferencias corrientes internas al sector público	768.119.425	0	0	0	0	0	768.119.425
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	532.371.665	0	0	0	0	0	532.371.665
				- A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)	37.766.286	0	0	0	0	0	37.766.286
				- A0135 Academia Nacional de Ciencias Económicas	453.341	0	0	0	0	0	453.341
				- A0136 Academia de Ciencias Físicas, Matemáticas y Naturales	831.542	0	0	0	0	0	831.542
				- A0137 Academia de Ciencias Políticas y Sociales	1.108.257	0	0	0	0	0	1.108.257
				- A0138 Academia Nacional de la Historia	1.228.683	0	0	0	0	0	1.228.683
				- A0139 Academia Venezolana de la Lengua	411.425	0	0	0	0	0	411.425
				- A0140 Academia Nacional de Medicina	761.424	0	0	0	0	0	761.424
				- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	142.718.311	0	0	0	0	0	142.718.311
				- A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)	31.361.649	0	0	0	0	0	31.361.649

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- A0409 Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)	2.430.000	0	0	0	0	0	2.430.000
				- A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)	126.725.592	0	0	0	0	0	126.725.592
				- A0425 Fundación Samuel Robinson	55.786	0	0	0	0	0	55.786
				- A0477 Fundación Colombeia	40.069.521	0	0	0	0	0	40.069.521
				- A0484 Fundación Nacional El Niño Simón	138.742.800	0	0	0	0	0	138.742.800
				- A0491 Fundación Escuela Metropolitana de Formación Ciudadana "Simón Rodríguez" (FEMFOC)	7.302.408	0	0	0	0	0	7.302.408
				- A0911 Academia Nacional de la Ingeniería y el Hábitat	404.640	0	0	0	0	0	404.640
407	01	03	04	Transferencias corrientes a instituciones de protección social	235.747.760	0	0	0	0	0	235.747.760
				- A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)	235.747.760	0	0	0	0	0	235.747.760
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.883.525	0	0	0	0	0	1.883.525
407	02	01	00	Transferencias corrientes al exterior	1.883.525	0	0	0	0	0	1.883.525
407	02	01	04	Transferencias corrientes a organismos internacionales	1.883.525	0	0	0	0	0	1.883.525
				- I0043 Fondo Especial Multilateral del Consejo Interamericano para el Desarrollo Integral de la Ciencia y la Cultura (F.E.M.C.I.D.I.C.C.)	35.769	0	0	0	0	0	35.769
				- I0063 Instituto Panamericano de Geografía e Historia (I.P.G.H.)	527	0	0	0	0	0	527
				- I0076 Organización de Estados Iberoamericanos para la Educación, la Ciencia y la Cultura O.E.I., en España.	357.258	0	0	0	0	0	357.258
				- I0080 Organización de las Naciones Unidas para la Educación, la Ciencia y la Cultura (UNESCO)	357.258	0	0	0	0	0	357.258
				- I0111 Cooperación Técnica con el Área del Caribe. Programas Educativos, Culturales, Centro Interamericano de Idiomas	12.816	0	0	0	0	0	12.816
				- I0155 Asociación de Televisión Educativa Iberoamericana (A.T.E.I.)	664.602	0	0	0	0	0	664.602
				- I0205 Asociación de Estados Iberoamericanos para el Desarrollo de las Bibliotecas Nacionales de Iberoamerica (ABINIA)	240.295	0	0	0	0	0	240.295
				- I0228 Laboratorio Latinoamericano de Evaluación de Calidad de la Educación	215.000	0	0	0	0	0	215.000
				Totales	**3.432.440.816**	**0**	**0**	**0**	**0**	**0**	**3.432.440.816**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 100002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**155.559.380**	**0**	**0**	**0**	**0**	**0**	**155.559.380**
402	01	00	00	Productos alimenticios y agropecuarios	33.149.580	0	0	0	0	0	33.149.580
402	01	01	00	Alimentos y bebidas para personas	33.069.075	0	0	0	0	0	33.069.075
402	01	02	00	Alimentos para animales	17.470	0	0	0	0	0	17.470
402	01	03	00	Productos agrícolas y pecuarios	63.035	0	0	0	0	0	63.035
402	02	00	00	Productos de minas, canteras y yacimientos	702.110	0	0	0	0	0	702.110
402	02	01	00	Carbón mineral	4.981	0	0	0	0	0	4.981
402	02	02	00	Petróleo crudo y gas natural	651.070	0	0	0	0	0	651.070
402	02	04	00	Mineral no ferroso	10.625	0	0	0	0	0	10.625
402	02	05	00	Piedra, arcilla, arena y tierra	35.434	0	0	0	0	0	35.434
402	03	00	00	Textiles y vestuarios	7.019.240	0	0	0	0	0	7.019.240
402	03	01	00	Textiles	1.668.552	0	0	0	0	0	1.668.552
402	03	02	00	Prendas de vestir	4.117.395	0	0	0	0	0	4.117.395
402	03	03	00	Calzados	1.138.392	0	0	0	0	0	1.138.392
402	03	99	00	Otros productos textiles y vestuarios	94.901	0	0	0	0	0	94.901
402	04	00	00	Productos de cuero y caucho	1.324.704	0	0	0	0	0	1.324.704
402	04	01	00	Cueros y pieles	102.548	0	0	0	0	0	102.548
402	04	02	00	Productos de cuero y sucedáneos del cuero	32.636	0	0	0	0	0	32.636
402	04	03	00	Cauchos y tripas para vehículos	1.189.520	0	0	0	0	0	1.189.520
402	05	00	00	Productos de papel, cartón e impresos	33.646.813	0	0	0	0	0	33.646.813
402	05	01	00	Pulpa de madera, papel y cartón	4.073.837	0	0	0	0	0	4.073.837
402	05	02	00	Envases y cajas de papel y cartón	1.538.106	0	0	0	0	0	1.538.106
402	05	03	00	Productos de papel y cartón para oficina	14.548.382	0	0	0	0	0	14.548.382
402	05	04	00	Libros, revistas y periódicos	1.840.117	0	0	0	0	0	1.840.117
402	05	05	00	Material de enseñanza	1.493.899	0	0	0	0	0	1.493.899
402	05	06	00	Productos de papel y cartón para computación	1.504.016	0	0	0	0	0	1.504.016
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.808.194	0	0	0	0	0	6.808.194
402	05	99	00	Otros productos de pulpa, papel y cartón	1.840.262	0	0	0	0	0	1.840.262

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 100002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	21.268.893	0	0	0	0	0	21.268.893
402	06	01	00	Sustancias químicas y de uso industrial	123.841	0	0	0	0	0	123.841
402	06	02	00	Abonos, plaguicidas y otros	346.795	0	0	0	0	0	346.795
402	06	03	00	Tintas, pinturas y colorantes	16.280.003	0	0	0	0	0	16.280.003
402	06	04	00	Productos farmacéuticos y medicamentos	949.197	0	0	0	0	0	949.197
402	06	05	00	Productos de tocador	48.149	0	0	0	0	0	48.149
402	06	06	00	Combustibles y lubricantes	841.763	0	0	0	0	0	841.763
402	06	07	00	Productos diversos derivados del petróleo y del carbón	15.015	0	0	0	0	0	15.015
402	06	08	00	Productos plásticos	2.507.337	0	0	0	0	0	2.507.337
402	06	99	00	Otros productos de la industria química y conexos	156.793	0	0	0	0	0	156.793
402	07	00	00	Productos minerales no metálicos	2.325.169	0	0	0	0	0	2.325.169
402	07	01	00	Productos de barro, loza y porcelana	16.217	0	0	0	0	0	16.217
402	07	02	00	Vidrios y productos de vidrio	821.024	0	0	0	0	0	821.024
402	07	03	00	Productos de arcilla para construcción	698.451	0	0	0	0	0	698.451
402	07	04	00	Cemento, cal y yeso	786.990	0	0	0	0	0	786.990
402	07	99	00	Otros productos minerales no metálicos	2.487	0	0	0	0	0	2.487
402	08	00	00	Productos metálicos	7.308.340	0	0	0	0	0	7.308.340
402	08	01	00	Productos primarios de hierro y acero	927.728	0	0	0	0	0	927.728
402	08	02	00	Productos de metales no ferrosos	13.036	0	0	0	0	0	13.036
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.748.981	0	0	0	0	0	3.748.981
402	08	04	00	Productos metálicos estructurales	379.499	0	0	0	0	0	379.499
402	08	07	00	Material de señalamiento	324.227	0	0	0	0	0	324.227
402	08	08	00	Material de educación	378.925	0	0	0	0	0	378.925
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.290.365	0	0	0	0	0	1.290.365
402	08	10	00	Repuestos y accesorios para otros equipos	227.738	0	0	0	0	0	227.738
402	08	99	00	Otros productos metálicos	17.841	0	0	0	0	0	17.841
402	09	00	00	Productos de madera	1.847.270	0	0	0	0	0	1.847.270
402	09	01	00	Productos primarios de madera	1.026.563	0	0	0	0	0	1.026.563

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 100002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	02	00	Muebles y accesorios de madera para edificaciones	773.640	0	0	0	0	0	773.640
402	09	99	00	Otros productos de madera	47.067	0	0	0	0	0	47.067
402	10	00	00	Productos varios y útiles diversos	44.129.460	0	0	0	0	0	44.129.460
402	10	01	00	Artículos de deporte, recreación y juguetes	3.809.460	0	0	0	0	0	3.809.460
402	10	02	00	Materiales y útiles de limpieza y aseo	6.063.216	0	0	0	0	0	6.063.216
402	10	03	00	Utensilios de cocina y comedor	489.884	0	0	0	0	0	489.884
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.296.141	0	0	0	0	0	1.296.141
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.135.745	0	0	0	0	0	10.135.745
402	10	06	00	Condecoraciones, ofrendas y similares	1.170.316	0	0	0	0	0	1.170.316
402	10	07	00	Productos de seguridad en el trabajo	758.034	0	0	0	0	0	758.034
402	10	08	00	Materiales para equipos de computación	11.048.683	0	0	0	0	0	11.048.683
402	10	09	00	Especies timbradas y valores	39.979	0	0	0	0	0	39.979
402	10	10	00	Útiles religiosos	17.793	0	0	0	0	0	17.793
402	10	11	00	Materiales eléctricos	5.186.509	0	0	0	0	0	5.186.509
402	10	12	00	Materiales para instalaciones sanitarias	3.021.023	0	0	0	0	0	3.021.023
402	10	13	00	Materiales fotográficos	366.959	0	0	0	0	0	366.959
402	10	99	00	Otros productos y útiles diversos	725.718	0	0	0	0	0	725.718
402	99	00	00	Otros materiales y suministros	2.837.801	0	0	0	0	0	2.837.801
402	99	01	00	Otros materiales y suministros	2.837.801	0	0	0	0	0	2.837.801
403	**00**	**00**	**00**	**Servicios no personales**	**920.509.435**	**0**	**0**	**0**	**0**	**0**	**920.509.435**
403	01	00	00	Alquileres de inmuebles	2.455.327	0	0	0	0	0	2.455.327
403	01	01	00	Alquileres de edificios y locales	1.872.802	0	0	0	0	0	1.872.802
403	01	02	00	Alquileres de instalaciones culturales y recreativas	582.525	0	0	0	0	0	582.525
403	02	00	00	Alquileres de maquinaria y equipos	1.867.278	0	0	0	0	0	1.867.278
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.665.315	0	0	0	0	0	1.665.315
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	124.450	0	0	0	0	0	124.450
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	23.128	0	0	0	0	0	23.128
403	02	99	00	Alquileres de otras maquinaria y equipos	54.385	0	0	0	0	0	54.385

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 100002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	03	00	00	Derechos sobre bienes intangibles	153.000	0	0	0	0	0	153.000
403	03	03	00	Paquetes y programas de computación	153.000	0	0	0	0	0	153.000
403	04	00	00	Servicios básicos	232.494.595	0	0	0	0	0	232.494.595
403	04	01	00	Electricidad	26.712	0	0	0	0	0	26.712
403	04	03	00	Agua	1.908	0	0	0	0	0	1.908
403	04	04	00	Teléfonos	5.135.135	0	0	0	0	0	5.135.135
403	04	05	00	Servicio de comunicaciones	227.330.840	0	0	0	0	0	227.330.840
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	147.657	0	0	0	0	0	147.657
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	147.657	0	0	0	0	0	147.657
403	06	00	00	Servicios de transporte y almacenaje	9.570.436	0	0	0	0	0	9.570.436
403	06	01	00	Fletes y embalajes	9.134.336	0	0	0	0	0	9.134.336
403	06	02	00	Almacenaje	5.320	0	0	0	0	0	5.320
403	06	03	00	Estacionamiento	109.392	0	0	0	0	0	109.392
403	06	04	00	Peaje	19.028	0	0	0	0	0	19.028
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	302.360	0	0	0	0	0	302.360
403	07	00	00	Servicios de información, impresión y relaciones públicas	26.677.040	0	0	0	0	0	26.677.040
403	07	01	00	Publicidad y propaganda	6.555.004	0	0	0	0	0	6.555.004
403	07	02	00	Imprenta y reproducción	15.118.792	0	0	0	0	0	15.118.792
403	07	03	00	Relaciones sociales	2.927.111	0	0	0	0	0	2.927.111
403	07	04	00	Avisos	2.076.133	0	0	0	0	0	2.076.133
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	26.126.850	0	0	0	0	0	26.126.850
403	08	01	00	Primas y gastos de seguros	23.474.376	0	0	0	0	0	23.474.376
403	08	02	00	Comisiones y gastos bancarios	2.652.474	0	0	0	0	0	2.652.474
403	09	00	00	Viáticos y pasajes	29.499.948	0	0	0	0	0	29.499.948
403	09	01	00	Viáticos y pasajes dentro del país	27.890.636	0	0	0	0	0	27.890.636
403	09	02	00	Viáticos y pasajes fuera del país	1.298.487	0	0	0	0	0	1.298.487
403	09	03	00	Asignación por kilómetros recorridos	310.825	0	0	0	0	0	310.825
403	10	00	00	Servicios profesionales y técnicos	11.559.086	0	0	0	0	0	11.559.086

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 100002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	01	00	Servicios jurídicos	5.250	0	0	0	0	0	5.250
403	10	02	00	Servicios de contabilidad y auditoría	5.120	0	0	0	0	0	5.120
403	10	03	00	Servicios de procesamiento de datos	7.566.348	0	0	0	0	0	7.566.348
403	10	09	00	Servicios de lavandería y tintorería	3.000	0	0	0	0	0	3.000
403	10	10	00	Servicios de vigilancia	31.000	0	0	0	0	0	31.000
403	10	11	00	Servicios para la elaboración y suministro de comida	178.275	0	0	0	0	0	178.275
403	10	99	00	Otros servicios profesionales y técnicos	3.770.093	0	0	0	0	0	3.770.093
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	15.971.356	0	0	0	0	0	15.971.356
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	139.526	0	0	0	0	0	139.526
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.693.584	0	0	0	0	0	10.693.584
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	56.496	0	0	0	0	0	56.496
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	483.938	0	0	0	0	0	483.938
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	57.050	0	0	0	0	0	57.050
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	31.104	0	0	0	0	0	31.104
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.401.875	0	0	0	0	0	4.401.875
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	107.783	0	0	0	0	0	107.783
403	12	00	00	Conservación y reparaciones menores de obras	4.691.030	0	0	0	0	0	4.691.030
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.644.512	0	0	0	0	0	4.644.512
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	46.518	0	0	0	0	0	46.518
403	15	00	00	Servicios fiscales	1.754	0	0	0	0	0	1.754
403	15	02	00	Tasas y otros derechos obligatorios	1.754	0	0	0	0	0	1.754
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.171.846	0	0	0	0	0	3.171.846
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.171.846	0	0	0	0	0	3.171.846
403	18	00	00	Impuestos indirectos	554.100.706	0	0	0	0	0	554.100.706
403	18	01	00	Impuesto al valor agregado	554.100.706	0	0	0	0	0	554.100.706
403	99	00	00	Otros servicios no personales	2.021.526	0	0	0	0	0	2.021.526
403	99	01	00	Otros servicios no personales	2.021.526	0	0	0	0	0	2.021.526

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 100002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**30.624.383**	**0**	**0**	**0**	**0**	**0**	**30.624.383**
404	01	00	00	Repuestos y reparaciones mayores	1.251.248	0	0	0	0	0	1.251.248
404	01	01	00	Repuestos mayores	429.308	0	0	0	0	0	429.308
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	0	100.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	329.308	0	0	0	0	0	329.308
404	01	02	00	Reparaciones mayores de maquinaria y equipos	821.940	0	0	0	0	0	821.940
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	117.700	0	0	0	0	0	117.700
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	440.640	0	0	0	0	0	440.640
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	263.600	0	0	0	0	0	263.600
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.672.406	0	0	0	0	0	1.672.406
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	300.000	0	0	0	0	0	300.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	935.320	0	0	0	0	0	935.320
404	03	05	00	Maquinaria y equipos industriales y de taller	61.270	0	0	0	0	0	61.270
404	03	06	00	Maquinaria y equipos de energía	300.000	0	0	0	0	0	300.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	75.816	0	0	0	0	0	75.816
404	04	00	00	Equipos de transporte, tracción y elevación	1.300.180	0	0	0	0	0	1.300.180
404	04	01	00	Vehículos automotores terrestres	990.180	0	0	0	0	0	990.180
404	04	03	00	Equipos marítimos de transporte	260.000	0	0	0	0	0	260.000
404	04	05	00	Vehículos de tracción no motorizados	50.000	0	0	0	0	0	50.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.365.791	0	0	0	0	0	3.365.791
404	05	01	00	Equipos de telecomunicaciones	3.365.791	0	0	0	0	0	3.365.791
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	900.000	0	0	0	0	0	900.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	900.000	0	0	0	0	0	900.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.301.714	0	0	0	0	0	6.301.714
404	07	01	00	Equipos científicos y de laboratorio	520.343	0	0	0	0	0	520.343
404	07	02	00	Equipos de enseñanza, deporte y recreación	720.343	0	0	0	0	0	720.343
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	940.685	0	0	0	0	0	940.685
404	07	06	00	Instrumentos musicales y equipos de audio	4.120.343	0	0	0	0	0	4.120.343

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 100002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.573.404	0	0	0	0	0	14.573.404
404	09	01	00	Mobiliario y equipos de oficina	4.069.120	0	0	0	0	0	4.069.120
404	09	02	00	Equipos de computación	5.483.990	0	0	0	0	0	5.483.990
404	09	03	00	Mobiliario y equipos de alojamiento	4.770.212	0	0	0	0	0	4.770.212
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	250.082	0	0	0	0	0	250.082
404	12	00	00	Activos intangibles	18.543	0	0	0	0	0	18.543
404	12	04	00	Paquetes y programas de computación	18.543	0	0	0	0	0	18.543
404	99	00	00	Otros activos reales	1.241.097	0	0	0	0	0	1.241.097
404	99	01	00	Otros activos reales	1.241.097	0	0	0	0	0	1.241.097
407	**00**	**00**	**00**	**Transferencias y donaciones**	**94.328.400**	**0**	**0**	**0**	**0**	**0**	**94.328.400**
407	01	00	00	Transferencias y donaciones corrientes internas	94.328.400	0	0	0	0	0	94.328.400
407	01	01	00	Transferencias corrientes internas al sector privado	94.328.400	0	0	0	0	0	94.328.400
407	01	01	03	Becas escolares	94.328.400	0	0	0	0	0	94.328.400
411	**00**	**00**	**00**	**Disminución de pasivos**	**237.348.529**	**0**	**0**	**0**	**0**	**0**	**237.348.529**
411	11	00	00	Obligaciones de ejercicios anteriores	237.348.529	0	0	0	0	0	237.348.529
411	11	04	00	Compromisos pendientes de ejercicios anteriores	108.691.566	0	0	0	0	0	108.691.566
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	128.656.963	0	0	0	0	0	128.656.963
				Totales	**1.438.370.127**	**0**	**0**	**0**	**0**	**0**	**1.438.370.127**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 100002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.664.481.391**	**0**	**0**	**0**	**0**	**0**	**2.664.481.391**
407	01	00	00	Transferencias y donaciones corrientes internas	2.662.597.866	0	0	0	0	0	2.662.597.866
407	01	01	00	Transferencias corrientes internas al sector privado	2.662.437.866	0	0	0	0	0	2.662.437.866
407	01	01	70	Subsidios educacionales al sector privado	2.604.915.936	0	0	0	0	0	2.604.915.936
407	01	01	72	Subsidios culturales al sector privado	47.875.738	0	0	0	0	0	47.875.738
407	01	01	73	Subsidios a instituciones benéficas privadas	9.646.192	0	0	0	0	0	9.646.192
407	01	02	00	Donaciones corrientes internas al sector privado	160.000	0	0	0	0	0	160.000
407	01	02	01	Donaciones corrientes a personas	160.000	0	0	0	0	0	160.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.883.525	0	0	0	0	0	1.883.525
407	02	01	00	Transferencias corrientes al exterior	1.883.525	0	0	0	0	0	1.883.525
407	02	01	04	Transferencias corrientes a organismos internacionales	1.883.525	0	0	0	0	0	1.883.525
				Totales	**2.664.481.391**	**0**	**0**	**0**	**0**	**0**	**2.664.481.391**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 100002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**768.119.425**	**0**	**0**	**0**	**0**	**0**	**768.119.425**
407	01	00	00	Transferencias y donaciones corrientes internas	768.119.425	0	0	0	0	0	768.119.425
407	01	03	00	Transferencias corrientes internas al sector público	768.119.425	0	0	0	0	0	768.119.425
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	532.371.665	0	0	0	0	0	532.371.665
407	01	03	04	Transferencias corrientes a instituciones de protección social	235.747.760	0	0	0	0	0	235.747.760
				Totales	**768.119.425**	**0**	**0**	**0**	**0**	**0**	**768.119.425**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.547.021.554**	**0**	**0**	**731.454.996**	**0**	**0**	**4.278.476.550**
407	01	00	00	Transferencias y donaciones corrientes internas	3.547.021.554	0	0	731.454.996	0	0	4.278.476.550
407	01	01	00	Transferencias corrientes internas al sector privado	3.547.021.554	0	0	731.454.996	0	0	4.278.476.550
407	01	01	01	Pensiones del personal empleado, obrero y militar	236.173.808	0	0	0	0	0	236.173.808
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	3.001.316.146	0	0	0	0	0	3.001.316.146
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	0	0	0	42.658.191	0	0	42.658.191
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	17.067.960	0	0	2.156.718	0	0	19.224.678
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	0	0	0	649.303.355	0	0	649.303.355
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	292.463.640	0	0	37.336.732	0	0	329.800.372
				Totales	**3.547.021.554**	**0**	**0**	**731.454.996**	**0**	**0**	**4.278.476.550**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 100003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.547.021.554**	**0**	**0**	**731.454.996**	**0**	**0**	**4.278.476.550**
407	01	00	00	Transferencias y donaciones corrientes internas	3.547.021.554	0	0	731.454.996	0	0	4.278.476.550
407	01	01	00	Transferencias corrientes internas al sector privado	3.547.021.554	0	0	731.454.996	0	0	4.278.476.550
407	01	01	01	Pensiones del personal empleado, obrero y militar	236.173.808	0	0	0	0	0	236.173.808
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	3.001.316.146	0	0	0	0	0	3.001.316.146
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	0	0	0	42.658.191	0	0	42.658.191
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	17.067.960	0	0	2.156.718	0	0	19.224.678
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	0	0	0	649.303.355	0	0	649.303.355
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	292.463.640	0	0	37.336.732	0	0	329.800.372
				Totales	**3.547.021.554**	**0**	**0**	**731.454.996**	**0**	**0**	**4.278.476.550**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.788.717**	**0**	**0**	**0**	**0**	**0**	**15.788.717**
402	01	00	00	Productos alimenticios y agropecuarios	8.669.451	0	0	0	0	0	8.669.451
402	01	01	00	Alimentos y bebidas para personas	8.669.451	0	0	0	0	0	8.669.451
402	02	00	00	Productos de minas, canteras y yacimientos	32.810	0	0	0	0	0	32.810
402	02	05	00	Piedra, arcilla, arena y tierra	32.810	0	0	0	0	0	32.810
402	03	00	00	Textiles y vestuarios	1.071.110	0	0	0	0	0	1.071.110
402	03	01	00	Textiles	1.071.110	0	0	0	0	0	1.071.110
402	05	00	00	Productos de papel, cartón e impresos	1.453.050	0	0	0	0	0	1.453.050
402	05	01	00	Pulpa de madera, papel y cartón	553.800	0	0	0	0	0	553.800
402	05	03	00	Productos de papel y cartón para oficina	899.250	0	0	0	0	0	899.250
402	06	00	00	Productos químicos y derivados	138.686	0	0	0	0	0	138.686
402	06	03	00	Tintas, pinturas y colorantes	83.720	0	0	0	0	0	83.720
402	06	08	00	Productos plásticos	54.966	0	0	0	0	0	54.966
402	08	00	00	Productos metálicos	62.697	0	0	0	0	0	62.697
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	62.697	0	0	0	0	0	62.697
402	09	00	00	Productos de madera	2.659	0	0	0	0	0	2.659
402	09	01	00	Productos primarios de madera	2.659	0	0	0	0	0	2.659
402	10	00	00	Productos varios y útiles diversos	4.358.254	0	0	0	0	0	4.358.254
402	10	01	00	Artículos de deporte, recreación y juguetes	72.494	0	0	0	0	0	72.494
402	10	03	00	Utensilios de cocina y comedor	2.715.393	0	0	0	0	0	2.715.393
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.363.335	0	0	0	0	0	1.363.335
402	10	07	00	Productos de seguridad en el trabajo	1.957	0	0	0	0	0	1.957
402	10	11	00	Materiales eléctricos	93.142	0	0	0	0	0	93.142
402	10	12	00	Materiales para instalaciones sanitarias	111.933	0	0	0	0	0	111.933
403	**00**	**00**	**00**	**Servicios no personales**	**12.471.303**	**0**	**0**	**0**	**0**	**0**	**12.471.303**
403	02	00	00	Alquileres de maquinaria y equipos	2.000	0	0	0	0	0	2.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.000	0	0	0	0	0	2.000
403	06	00	00	Servicios de transporte y almacenaje	4.500	0	0	0	0	0	4.500
403	06	01	00	Fletes y embalajes	4.500	0	0	0	0	0	4.500
403	10	00	00	Servicios profesionales y técnicos	4.467.743	0	0	0	0	0	4.467.743
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.432.230	0	0	0	0	0	1.432.230
403	10	11	00	Servicios para la elaboración y suministro de comida	3.035.513	0	0	0	0	0	3.035.513

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	5.287.935	0	0	0	0	0	5.287.935
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.287.935	0	0	0	0	0	5.287.935
403	18	00	00	Impuestos indirectos	2.709.125	0	0	0	0	0	2.709.125
403	18	01	00	Impuesto al valor agregado	2.709.125	0	0	0	0	0	2.709.125
404	**00**	**00**	**00**	**Activos reales**	**10.020.546**	**0**	**0**	**0**	**0**	**0**	**10.020.546**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	76.947	0	0	0	0	0	76.947
404	07	02	00	Equipos de enseñanza, deporte y recreación	76.947	0	0	0	0	0	76.947
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.207.257	0	0	0	0	0	9.207.257
404	09	01	00	Mobiliario y equipos de oficina	666.660	0	0	0	0	0	666.660
404	09	02	00	Equipos de computación	40.598	0	0	0	0	0	40.598
404	09	03	00	Mobiliario y equipos de alojamiento	8.499.999	0	0	0	0	0	8.499.999
404	99	00	00	Otros activos reales	736.342	0	0	0	0	0	736.342
404	99	01	00	Otros activos reales	736.342	0	0	0	0	0	736.342
				Totales	**38.280.566**	0	0	0	0	0	**38.280.566**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 100007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.788.717**	**0**	**0**	**0**	**0**	**0**	**15.788.717**
402	01	00	00	Productos alimenticios y agropecuarios	8.669.451	0	0	0	0	0	8.669.451
402	01	01	00	Alimentos y bebidas para personas	8.669.451	0	0	0	0	0	8.669.451
402	02	00	00	Productos de minas, canteras y yacimientos	32.810	0	0	0	0	0	32.810
402	02	05	00	Piedra, arcilla, arena y tierra	32.810	0	0	0	0	0	32.810
402	03	00	00	Textiles y vestuarios	1.071.110	0	0	0	0	0	1.071.110
402	03	01	00	Textiles	1.071.110	0	0	0	0	0	1.071.110
402	05	00	00	Productos de papel, cartón e impresos	1.453.050	0	0	0	0	0	1.453.050
402	05	01	00	Pulpa de madera, papel y cartón	553.800	0	0	0	0	0	553.800
402	05	03	00	Productos de papel y cartón para oficina	899.250	0	0	0	0	0	899.250
402	06	00	00	Productos químicos y derivados	138.686	0	0	0	0	0	138.686
402	06	03	00	Tintas, pinturas y colorantes	83.720	0	0	0	0	0	83.720
402	06	08	00	Productos plásticos	54.966	0	0	0	0	0	54.966
402	08	00	00	Productos metálicos	62.697	0	0	0	0	0	62.697
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	62.697	0	0	0	0	0	62.697
402	09	00	00	Productos de madera	2.659	0	0	0	0	0	2.659
402	09	01	00	Productos primarios de madera	2.659	0	0	0	0	0	2.659
402	10	00	00	Productos varios y útiles diversos	4.358.254	0	0	0	0	0	4.358.254
402	10	01	00	Artículos de deporte, recreación y juguetes	72.494	0	0	0	0	0	72.494
402	10	03	00	Utensilios de cocina y comedor	2.715.393	0	0	0	0	0	2.715.393
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.363.335	0	0	0	0	0	1.363.335
402	10	07	00	Productos de seguridad en el trabajo	1.957	0	0	0	0	0	1.957
402	10	11	00	Materiales eléctricos	93.142	0	0	0	0	0	93.142
402	10	12	00	Materiales para instalaciones sanitarias	111.933	0	0	0	0	0	111.933
403	**00**	**00**	**00**	**Servicios no personales**	**12.471.303**	**0**	**0**	**0**	**0**	**0**	**12.471.303**
403	02	00	00	Alquileres de maquinaria y equipos	2.000	0	0	0	0	0	2.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.000	0	0	0	0	0	2.000
403	06	00	00	Servicios de transporte y almacenaje	4.500	0	0	0	0	0	4.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 100007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	01	00	Fletes y embalajes	4.500	0	0	0	0	0	4.500
403	10	00	00	Servicios profesionales y técnicos	4.467.743	0	0	0	0	0	4.467.743
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.432.230	0	0	0	0	0	1.432.230
403	10	11	00	Servicios para la elaboración y suministro de comida	3.035.513	0	0	0	0	0	3.035.513
403	12	00	00	Conservación y reparaciones menores de obras	5.287.935	0	0	0	0	0	5.287.935
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.287.935	0	0	0	0	0	5.287.935
403	18	00	00	Impuestos indirectos	2.709.125	0	0	0	0	0	2.709.125
403	18	01	00	Impuesto al valor agregado	2.709.125	0	0	0	0	0	2.709.125
404	**00**	**00**	**00**	**Activos reales**	**10.020.546**	**0**	**0**	**0**	**0**	**0**	**10.020.546**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	76.947	0	0	0	0	0	76.947
404	07	02	00	Equipos de enseñanza, deporte y recreación	76.947	0	0	0	0	0	76.947
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.207.257	0	0	0	0	0	9.207.257
404	09	01	00	Mobiliario y equipos de oficina	666.660	0	0	0	0	0	666.660
404	09	02	00	Equipos de computación	40.598	0	0	0	0	0	40.598
404	09	03	00	Mobiliario y equipos de alojamiento	8.499.999	0	0	0	0	0	8.499.999
404	99	00	00	Otros activos reales	736.342	0	0	0	0	0	736.342
404	99	01	00	Otros activos reales	736.342	0	0	0	0	0	736.342
				Totales	**38.280.566**	**0**	**0**	**0**	**0**	**0**	**38.280.566**

13

Ministerio del Poder Popular para el Trabajo y Seguridad Social

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**798.244.372**	**0**	**0**	**0**	**0**	**0**	**798.244.372**
401	01	00	00	Sueldos, salarios y otras retribuciones	129.311.988	0	0	0	0	0	129.311.988
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	55.099.262	0	0	0	0	0	55.099.262
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	28.672.494	0	0	0	0	0	28.672.494
401	01	12	00	Salarios a obreros en puestos no permanentes	100.000	0	0	0	0	0	100.000
401	01	18	00	Remuneraciones al personal contratado	44.017.775	0	0	0	0	0	44.017.775
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	217.340	0	0	0	0	0	217.340
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.179.876	0	0	0	0	0	1.179.876
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	42.320.015	0	0	0	0	0	42.320.015
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	26.021.215	0	0	0	0	0	26.021.215
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	16.298.800	0	0	0	0	0	16.298.800
401	03	00	00	Primas	69.356.720	0	0	0	0	0	69.356.720
401	03	02	00	Primas de transporte a empleados	500.000	0	0	0	0	0	500.000
401	03	04	00	Primas por hijos a empleados	20.550	0	0	0	0	0	20.550
401	03	06	00	Primas por residencia a empleados	18.000	0	0	0	0	0	18.000
401	03	08	00	Primas de profesionalización a empleados	6.188.567	0	0	0	0	0	6.188.567
401	03	09	00	Primas por antigüedad a empleados	3.273.351	0	0	0	0	0	3.273.351
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	567.000	0	0	0	0	0	567.000
401	03	19	00	Primas por hijos de obreros	169	0	0	0	0	0	169
401	03	21	00	Primas por antigüedad a obreros	1.975.896	0	0	0	0	0	1.975.896
401	03	22	00	Primas de profesionalización a obreros	138.038	0	0	0	0	0	138.038
401	03	37	00	Primas de transporte al personal contratado	1.050.000	0	0	0	0	0	1.050.000
401	03	40	00	Primas de profesionalización al personal contratado	3.193.890	0	0	0	0	0	3.193.890
401	03	41	00	Primas por antigüedad al personal contratado	1.568.329	0	0	0	0	0	1.568.329
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	27.153	0	0	0	0	0	27.153
401	03	47	00	Primas al personal de alto nivel y de dirección	1.140.576	0	0	0	0	0	1.140.576
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	24.194	0	0	0	0	0	24.194
401	03	95	00	Otras primas al personal de alto nivel y de dirección	965.469	0	0	0	0	0	965.469
401	03	97	00	Otras primas a empleados	33.667.865	0	0	0	0	0	33.667.865

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	98	00	Otras primas a obreros	15.037.673	0	0	0	0	0	15.037.673
401	04	00	00	Complementos de sueldos y salarios	173.732.080	0	0	0	0	0	173.732.080
401	04	08	00	Bono compensatorio de alimentación a empleados	41.103.904	0	0	0	0	0	41.103.904
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.105.000	0	0	0	0	0	1.105.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.470.000	0	0	0	0	0	2.470.000
401	04	16	00	Complemento a obreros por gastos de alimentación	20.243	0	0	0	0	0	20.243
401	04	17	00	Complemento a obreros por gastos de transporte	1.359.010	0	0	0	0	0	1.359.010
401	04	18	00	Bono compensatorio de alimentación a obreros	22.033.260	0	0	0	0	0	22.033.260
401	04	26	00	Bono compensatorio de alimentación al personal contratado	34.001.460	0	0	0	0	0	34.001.460
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	19.620	0	0	0	0	0	19.620
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	922.140	0	0	0	0	0	922.140
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	19.011	0	0	0	0	0	19.011
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	815.543	0	0	0	0	0	815.543
401	04	96	00	Otros complementos a empleados	20.303.933	0	0	0	0	0	20.303.933
401	04	97	00	Otros complementos a obreros	7.980.937	0	0	0	0	0	7.980.937
401	04	98	00	Otros complementos al personal contratado	41.578.019	0	0	0	0	0	41.578.019
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	125.641.786	0	0	0	0	0	125.641.786
401	05	01	00	Aguinaldos a empleados	39.544.336	0	0	0	0	0	39.544.336
401	05	03	00	Bono vacacional a empleados	18.488.269	0	0	0	0	0	18.488.269
401	05	04	00	Aguinaldos a obreros	18.975.521	0	0	0	0	0	18.975.521
401	05	06	00	Bono vacacional a obreros	8.871.683	0	0	0	0	0	8.871.683
401	05	07	00	Aguinaldos al personal contratado	25.717.598	0	0	0	0	0	25.717.598
401	05	08	00	Bono vacacional al personal contratado	12.023.822	0	0	0	0	0	12.023.822
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	31.580	0	0	0	0	0	31.580
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.765	0	0	0	0	0	14.765
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.345.263	0	0	0	0	0	1.345.263
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	628.949	0	0	0	0	0	628.949
401	06	00	00	Aportes patronales y legales	21.640.499	0	0	0	0	0	21.640.499
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.495.555	0	0	0	0	0	5.495.555
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.653.039	0	0	0	0	0	1.653.039

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.038.091	0	0	0	0	0	1.038.091
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.218.595	0	0	0	0	0	2.218.595
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.088.927	0	0	0	0	0	3.088.927
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	860.188	0	0	0	0	0	860.188
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	583.465	0	0	0	0	0	583.465
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.064.600	0	0	0	0	0	1.064.600
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	3.847.738	0	0	0	0	0	3.847.738
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.442.851	0	0	0	0	0	1.442.851
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	2.247	0	0	0	0	0	2.247
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	757	0	0	0	0	0	757
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	1.772	0	0	0	0	0	1.772
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	102.789	0	0	0	0	0	102.789
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	35.393	0	0	0	0	0	35.393
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	75.472	0	0	0	0	0	75.472
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	3.453	0	0	0	0	0	3.453
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	125.567	0	0	0	0	0	125.567
401	07	00	00	Asistencia socio-económica	159.386.126	0	0	0	0	0	159.386.126
401	07	01	00	Capacitación y adiestramiento a empleados	4.540.096	0	0	0	0	0	4.540.096
401	07	02	00	Becas a empleados	2.119.950	0	0	0	0	0	2.119.950
401	07	03	00	Ayudas por matrimonio a empleados	5.600	0	0	0	0	0	5.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	32.800	0	0	0	0	0	32.800
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	5.305.782	0	0	0	0	0	5.305.782
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	48.951.315	0	0	0	0	0	48.951.315
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.257.750	0	0	0	0	0	1.257.750
401	07	10	00	Dotación de uniformes a empleados	65.711	0	0	0	0	0	65.711
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.292.759	0	0	0	0	0	2.292.759
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.359.000	0	0	0	0	0	1.359.000
401	07	17	00	Capacitación y adiestramiento a obreros	2.952.486	0	0	0	0	0	2.952.486

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	18	00	Becas a obreros	1.548.930	0	0	0	0	0	1.548.930
401	07	19	00	Ayudas por matrimonio de obreros	8.000	0	0	0	0	0	8.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	36.400	0	0	0	0	0	36.400
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.019.589	0	0	0	0	0	6.019.589
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	26.924.243	0	0	0	0	0	26.924.243
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	866.250	0	0	0	0	0	866.250
401	07	26	00	Dotación de uniformes a obreros	14.742.000	0	0	0	0	0	14.742.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.467.366	0	0	0	0	0	1.467.366
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.068.750	0	0	0	0	0	1.068.750
401	07	33	00	Asistencia socio-económica al personal contratado	33.956.011	0	0	0	0	0	33.956.011
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	1.600	0	0	0	0	0	1.600
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	4.400	0	0	0	0	0	4.400
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.232.190	0	0	0	0	0	3.232.190
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	627.148	0	0	0	0	0	627.148
401	08	00	00	Prestaciones sociales e indemnizaciones	72.767.107	0	0	0	0	0	72.767.107
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	35.028.343	0	0	0	0	0	35.028.343
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	16.234.778	0	0	0	0	0	16.234.778
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	20.411.789	0	0	0	0	0	20.411.789
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	24.738	0	0	0	0	0	24.738
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.067.459	0	0	0	0	0	1.067.459
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	103.311	0	0	0	0	0	103.311
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	103.311	0	0	0	0	0	103.311
401	96	00	00	Otros gastos del personal empleado	2.187.140	0	0	0	0	0	2.187.140
401	96	01	00	Otros gastos del personal empleado	2.187.140	0	0	0	0	0	2.187.140
401	97	00	00	Otros gastos del personal obrero	1.797.600	0	0	0	0	0	1.797.600
401	97	01	00	Otros gastos del personal obrero	1.797.600	0	0	0	0	0	1.797.600
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**36.913.123**	**0**	**0**	**0**	**0**	**0**	**36.913.123**
402	01	00	00	Productos alimenticios y agropecuarios	5.199.552	0	0	0	0	0	5.199.552
402	01	01	00	Alimentos y bebidas para personas	5.199.552	0	0	0	0	0	5.199.552
402	02	00	00	Productos de minas, canteras y yacimientos	3.930	0	0	0	0	0	3.930

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	02	05	00	Piedra, arcilla, arena y tierra	3.930	0	0	0	0	0	3.930
402	03	00	00	Textiles y vestuarios	1.349.674	0	0	0	0	0	1.349.674
402	03	01	00	Textiles	25.834	0	0	0	0	0	25.834
402	03	02	00	Prendas de vestir	1.323.840	0	0	0	0	0	1.323.840
402	04	00	00	Productos de cuero y caucho	984.342	0	0	0	0	0	984.342
402	04	03	00	Cauchos y tripas para vehículos	984.342	0	0	0	0	0	984.342
402	05	00	00	Productos de papel, cartón e impresos	9.673.541	0	0	0	0	0	9.673.541
402	05	01	00	Pulpa de madera, papel y cartón	1.613.239	0	0	0	0	0	1.613.239
402	05	02	00	Envases y cajas de papel y cartón	276.129	0	0	0	0	0	276.129
402	05	03	00	Productos de papel y cartón para oficina	6.637.663	0	0	0	0	0	6.637.663
402	05	04	00	Libros, revistas y periódicos	110.979	0	0	0	0	0	110.979
402	05	05	00	Material de enseñanza	55.420	0	0	0	0	0	55.420
402	05	06	00	Productos de papel y cartón para computación	2.915	0	0	0	0	0	2.915
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	977.196	0	0	0	0	0	977.196
402	06	00	00	Productos químicos y derivados	2.946.387	0	0	0	0	0	2.946.387
402	06	01	00	Sustancias químicas y de uso industrial	8.810	0	0	0	0	0	8.810
402	06	03	00	Tintas, pinturas y colorantes	930.370	0	0	0	0	0	930.370
402	06	04	00	Productos farmacéuticos y medicamentos	99.892	0	0	0	0	0	99.892
402	06	06	00	Combustibles y lubricantes	256.695	0	0	0	0	0	256.695
402	06	07	00	Productos diversos derivados del petróleo y del carbón	4.115	0	0	0	0	0	4.115
402	06	08	00	Productos plásticos	1.646.505	0	0	0	0	0	1.646.505
402	07	00	00	Productos minerales no metálicos	63.955	0	0	0	0	0	63.955
402	07	01	00	Productos de barro, loza y porcelana	1.566	0	0	0	0	0	1.566
402	07	02	00	Vidrios y productos de vidrio	49.101	0	0	0	0	0	49.101
402	07	03	00	Productos de arcilla para construcción	2.296	0	0	0	0	0	2.296
402	07	04	00	Cemento, cal y yeso	10.992	0	0	0	0	0	10.992
402	08	00	00	Productos metálicos	1.884.036	0	0	0	0	0	1.884.036
402	08	01	00	Productos primarios de hierro y acero	6.752	0	0	0	0	0	6.752
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	576.111	0	0	0	0	0	576.111
402	08	07	00	Material de señalamiento	332.079	0	0	0	0	0	332.079
402	08	09	00	Repuestos y accesorios para equipos de transporte	965.720	0	0	0	0	0	965.720

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	99	00	Otros productos metálicos	3.374	0	0	0	0	0	3.374
402	09	00	00	Productos de madera	1.850	0	0	0	0	0	1.850
402	09	01	00	Productos primarios de madera	1.850	0	0	0	0	0	1.850
402	10	00	00	Productos varios y útiles diversos	14.340.197	0	0	0	0	0	14.340.197
402	10	01	00	Artículos de deporte, recreación y juguetes	14.766	0	0	0	0	0	14.766
402	10	02	00	Materiales y útiles de limpieza y aseo	1.329.980	0	0	0	0	0	1.329.980
402	10	03	00	Utensilios de cocina y comedor	269.671	0	0	0	0	0	269.671
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	80.767	0	0	0	0	0	80.767
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.593.198	0	0	0	0	0	2.593.198
402	10	06	00	Condecoraciones, ofrendas y similares	140.857	0	0	0	0	0	140.857
402	10	07	00	Productos de seguridad en el trabajo	464.176	0	0	0	0	0	464.176
402	10	08	00	Materiales para equipos de computación	8.306.630	0	0	0	0	0	8.306.630
402	10	11	00	Materiales eléctricos	634.594	0	0	0	0	0	634.594
402	10	12	00	Materiales para instalaciones sanitarias	233.170	0	0	0	0	0	233.170
402	10	13	00	Materiales fotográficos	9.790	0	0	0	0	0	9.790
402	10	99	00	Otros productos y útiles diversos	262.598	0	0	0	0	0	262.598
402	99	00	00	Otros materiales y suministros	465.659	0	0	0	0	0	465.659
402	99	01	00	Otros materiales y suministros	465.659	0	0	0	0	0	465.659
403	**00**	**00**	**00**	**Servicios no personales**	**109.360.395**	**0**	**0**	**0**	**0**	**0**	**109.360.395**
403	01	00	00	Alquileres de inmuebles	6.241.590	0	0	0	0	0	6.241.590
403	01	01	00	Alquileres de edificios y locales	6.241.590	0	0	0	0	0	6.241.590
403	04	00	00	Servicios básicos	13.038.055	0	0	0	0	0	13.038.055
403	04	01	00	Electricidad	1.978.966	0	0	0	0	0	1.978.966
403	04	03	00	Agua	262.395	0	0	0	0	0	262.395
403	04	04	00	Teléfonos	5.863.672	0	0	0	0	0	5.863.672
403	04	05	00	Servicio de comunicaciones	2.728.438	0	0	0	0	0	2.728.438
403	04	06	00	Servicio de aseo urbano y domiciliario	91.746	0	0	0	0	0	91.746
403	04	07	00	Servicio de condominio	2.112.838	0	0	0	0	0	2.112.838
403	06	00	00	Servicios de transporte y almacenaje	996.055	0	0	0	0	0	996.055
403	06	01	00	Fletes y embalajes	183.060	0	0	0	0	0	183.060
403	06	03	00	Estacionamiento	121.269	0	0	0	0	0	121.269

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	691.726	0	0	0	0	0	691.726
403	07	00	00	Servicios de información, impresión y relaciones públicas	14.775.640	0	0	0	0	0	14.775.640
403	07	01	00	Publicidad y propaganda	3.073.720	0	0	0	0	0	3.073.720
403	07	02	00	Imprenta y reproducción	3.337.561	0	0	0	0	0	3.337.561
403	07	03	00	Relaciones sociales	6.318.327	0	0	0	0	0	6.318.327
403	07	04	00	Avisos	2.046.032	0	0	0	0	0	2.046.032
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.088.276	0	0	0	0	0	3.088.276
403	08	01	00	Primas y gastos de seguros	2.845.095	0	0	0	0	0	2.845.095
403	08	02	00	Comisiones y gastos bancarios	243.181	0	0	0	0	0	243.181
403	09	00	00	Viáticos y pasajes	13.800.476	0	0	0	0	0	13.800.476
403	09	01	00	Viáticos y pasajes dentro del país	12.081.154	0	0	0	0	0	12.081.154
403	09	02	00	Viáticos y pasajes fuera del país	1.719.322	0	0	0	0	0	1.719.322
403	10	00	00	Servicios profesionales y técnicos	2.471.932	0	0	0	0	0	2.471.932
403	10	03	00	Servicios de procesamiento de datos	280.324	0	0	0	0	0	280.324
403	10	07	00	Servicios de capacitación y adiestramiento	1.981.814	0	0	0	0	0	1.981.814
403	10	99	00	Otros servicios profesionales y técnicos	209.794	0	0	0	0	0	209.794
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.765.447	0	0	0	0	0	9.765.447
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	188.109	0	0	0	0	0	188.109
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.513.542	0	0	0	0	0	4.513.542
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	811.790	0	0	0	0	0	811.790
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	140.941	0	0	0	0	0	140.941
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.922.952	0	0	0	0	0	3.922.952
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	188.113	0	0	0	0	0	188.113
403	12	00	00	Conservación y reparaciones menores de obras	16.541.779	0	0	0	0	0	16.541.779
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	16.541.779	0	0	0	0	0	16.541.779
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.628.609	0	0	0	0	0	1.628.609
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.628.609	0	0	0	0	0	1.628.609
403	18	00	00	Impuestos indirectos	23.781.021	0	0	0	0	0	23.781.021
403	18	01	00	Impuesto al valor agregado	23.772.181	0	0	0	0	0	23.772.181
403	18	99	00	Otros impuestos indirectos	8.840	0	0	0	0	0	8.840

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.271.409	0	0	0	0	0	2.271.409
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.271.409	0	0	0	0	0	2.271.409
403	99	00	00	Otros servicios no personales	960.106	0	0	0	0	0	960.106
403	99	01	00	Otros servicios no personales	960.106	0	0	0	0	0	960.106
404	**00**	**00**	**00**	**Activos reales**	**67.654.936**	**0**	**0**	**0**	**0**	**0**	**67.654.936**
404	01	00	00	Repuestos y reparaciones mayores	1.255.777	0	0	0	0	0	1.255.777
404	01	01	00	Repuestos mayores	1.099.688	0	0	0	0	0	1.099.688
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	1.099.688	0	0	0	0	0	1.099.688
404	01	02	00	Reparaciones mayores de maquinaria y equipos	156.089	0	0	0	0	0	156.089
404	01	02	06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional	13.736	0	0	0	0	0	13.736
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	142.353	0	0	0	0	0	142.353
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.023.748	0	0	0	0	0	2.023.748
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	455.077	0	0	0	0	0	455.077
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.481.319	0	0	0	0	0	1.481.319
404	03	05	00	Maquinaria y equipos industriales y de taller	16.175	0	0	0	0	0	16.175
404	03	06	00	Maquinaria y equipos de energía	71.177	0	0	0	0	0	71.177
404	04	00	00	Equipos de transporte, tracción y elevación	1.190.266	0	0	0	0	0	1.190.266
404	04	01	00	Vehículos automotores terrestres	1.190.266	0	0	0	0	0	1.190.266
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.091.939	0	0	0	0	0	1.091.939
404	05	01	00	Equipos de telecomunicaciones	1.034.997	0	0	0	0	0	1.034.997
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	56.942	0	0	0	0	0	56.942
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	802.302	0	0	0	0	0	802.302
404	07	02	00	Equipos de enseñanza, deporte y recreación	737.566	0	0	0	0	0	737.566
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	63.977	0	0	0	0	0	63.977
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	759	0	0	0	0	0	759
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	493.496	0	0	0	0	0	493.496
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	493.496	0	0	0	0	0	493.496
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	21.079.166	0	0	0	0	0	21.079.166
404	09	01	00	Mobiliario y equipos de oficina	11.913.988	0	0	0	0	0	11.913.988
404	09	02	00	Equipos de computación	4.750.959	0	0	0	0	0	4.750.959
404	09	03	00	Mobiliario y equipos de alojamiento	4.305.974	0	0	0	0	0	4.305.974

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	108.245	0	0	0	0	0	108.245
404	11	00	00	Inmuebles, maquinaria y equipos usados	39.538.520	0	0	0	0	0	39.538.520
404	11	02	00	Adquisición de edificios e instalaciones	39.538.520	0	0	0	0	0	39.538.520
404	12	00	00	Activos intangibles	28.470	0	0	0	0	0	28.470
404	12	04	00	Paquetes y programas de computación	28.470	0	0	0	0	0	28.470
404	99	00	00	Otros activos reales	151.252	0	0	0	0	0	151.252
404	99	01	00	Otros activos reales	151.252	0	0	0	0	0	151.252
407	**00**	**00**	**00**	**Transferencias y donaciones**	**19.395.662.914**	**0**	**0**	**4.000.000.000**	**0**	**0**	**23.395.662.914**
407	01	00	00	Transferencias y donaciones corrientes internas	19.395.662.914	0	0	4.000.000.000	0	0	23.395.662.914
407	01	01	00	Transferencias corrientes internas al sector privado	87.447.275	0	0	0	0	0	87.447.275
407	01	01	01	Pensiones del personal empleado, obrero y militar	8.698.400	0	0	0	0	0	8.698.400
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	18.092.841	0	0	0	0	0	18.092.841
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.657.840	0	0	0	0	0	2.657.840
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	503.676	0	0	0	0	0	503.676
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	5.777.992	0	0	0	0	0	5.777.992
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	9.357.765	0	0	0	0	0	9.357.765
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	5.528.359	0	0	0	0	0	5.528.359
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.487.679	0	0	0	0	0	1.487.679
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	16.944.243	0	0	0	0	0	16.944.243
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	18.332.660	0	0	0	0	0	18.332.660
407	01	01	75	Subsidios a organismos laborales y gremiales	65.820	0	0	0	0	0	65.820
407	01	02	00	Donaciones corrientes internas al sector privado	160.817	0	0	0	0	0	160.817
407	01	02	01	Donaciones corrientes a personas	160.817	0	0	0	0	0	160.817
407	01	03	00	Transferencias corrientes internas al sector público	19.308.054.822	0	0	4.000.000.000	0	0	23.308.054.822
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	19.308.054.822	0	0	4.000.000.000	0	0	23.308.054.822
411	**00**	**00**	**00**	**Disminución de pasivos**	**6.000.000**	**0**	**0**	**0**	**0**	**0**	**6.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	6.000.000	0	0	0	0	0	6.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	6.000.000	0	0	0	0	0	6.000.000
				Totales	**20.413.835.740**	**0**	**0**	**4.000.000.000**	**0**	**0**	**24.413.835.740**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119190 130117000 FORTALECIMIENTO DE LAS RELACIONES BILATERALES, REGIONALES Y MULTILATERALES, EN EL ÁMBITO LABORAL, DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, COMO NACIÓN LIBRE, SOBERANA E INDEPENDIENTE

OBJETIVO DEL PROYECTO: FORTALECER LAS RELACIONES BILATERALES, REGIONALES Y MULTILATERALES, EN EL ÁMBITO LABORAL, DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, COMO NACIÓN LIBRE, SOBERANA E INDEPENDIENTE, ASÍ COMO EN LOS ORGANISMOS ESPECIALIZADOS Y ORGANISMOS INTERNACIONALES EN LO QUE RESPECTA A LA MATERIA LABORAL.

UNIDAD DE MEDIDA: PARTICIPACIÓN EN PROYECTO **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INTERNACIONALES Y ENLACE CON LA OIT **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.581.658**	**0**	**0**	**0**	**0**	**0**	**1.581.658**
401	01	00	00	Sueldos, salarios y otras retribuciones	314.689	0	0	0	0	0	314.689
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	290.119	0	0	0	0	0	290.119
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	24.570	0	0	0	0	0	24.570
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	55.374	0	0	0	0	0	55.374
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	55.374	0	0	0	0	0	55.374
401	03	00	00	Primas	269.681	0	0	0	0	0	269.681
401	03	08	00	Primas de profesionalización a empleados	41.404	0	0	0	0	0	41.404
401	03	09	00	Primas por antigüedad a empleados	20.904	0	0	0	0	0	20.904
401	03	47	00	Primas al personal de alto nivel y de dirección	23.977	0	0	0	0	0	23.977
401	03	95	00	Otras primas al personal de alto nivel y de dirección	21.288	0	0	0	0	0	21.288
401	03	97	00	Otras primas a empleados	162.108	0	0	0	0	0	162.108
401	04	00	00	Complementos de sueldos y salarios	297.413	0	0	0	0	0	297.413
401	04	08	00	Bono compensatorio de alimentación a empleados	176.580	0	0	0	0	0	176.580
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.620	0	0	0	0	0	19.620
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	17.025	0	0	0	0	0	17.025
401	04	96	00	Otros complementos a empleados	84.188	0	0	0	0	0	84.188
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	341.901	0	0	0	0	0	341.901
401	05	01	00	Aguinaldos a empleados	204.446	0	0	0	0	0	204.446
401	05	03	00	Bono vacacional a empleados	95.585	0	0	0	0	0	95.585
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	28.531	0	0	0	0	0	28.531
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	13.339	0	0	0	0	0	13.339
401	06	00	00	Aportes patronales y legales	61.312	0	0	0	0	0	61.312
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	27.969	0	0	0	0	0	27.969
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	8.703	0	0	0	0	0	8.703
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	5.283	0	0	0	0	0	5.283
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	11.470	0	0	0	0	0	11.470

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119190 130117000 FORTALECIMIENTO DE LAS RELACIONES BILATERALES, REGIONALES Y MULTILATERALES, EN EL ÁMBITO LABORAL, DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, COMO NACIÓN LIBRE, SOBERANA E INDEPENDIENTE

OBJETIVO DEL PROYECTO: FORTALECER LAS RELACIONES BILATERALES, REGIONALES Y MULTILATERALES, EN EL ÁMBITO LABORAL, DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, COMO NACIÓN LIBRE, SOBERANA E INDEPENDIENTE, ASÍ COMO EN LOS ORGANISMOS ESPECIALIZADOS Y ORGANISMOS INTERNACIONALES EN LO QUE RESPECTA A LA MATERIA LABORAL.

UNIDAD DE MEDIDA: PARTICIPACIÓN EN PROYECTO

META: 24

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INTERNACIONALES Y ENLACE CON LA OIT

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.187	0	0	0	0	0	2.187
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	737	0	0	0	0	0	737
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.600	0	0	0	0	0	1.600
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	3.363	0	0	0	0	0	3.363
401	07	00	00	Asistencia socio-económica	28.130	0	0	0	0	0	28.130
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	28.130	0	0	0	0	0	28.130
401	08	00	00	Prestaciones sociales e indemnizaciones	213.158	0	0	0	0	0	213.158
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	192.839	0	0	0	0	0	192.839
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	20.319	0	0	0	0	0	20.319
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**59.251**	**0**	**0**	**0**	**0**	**0**	**59.251**
402	05	00	00	Productos de papel, cartón e impresos	42.229	0	0	0	0	0	42.229
402	05	01	00	Pulpa de madera, papel y cartón	2.789	0	0	0	0	0	2.789
402	05	03	00	Productos de papel y cartón para oficina	39.440	0	0	0	0	0	39.440
402	06	00	00	Productos químicos y derivados	7.319	0	0	0	0	0	7.319
402	06	03	00	Tintas, pinturas y colorantes	6.557	0	0	0	0	0	6.557
402	06	08	00	Productos plásticos	762	0	0	0	0	0	762
402	10	00	00	Productos varios y útiles diversos	9.703	0	0	0	0	0	9.703
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.299	0	0	0	0	0	7.299
402	10	08	00	Materiales para equipos de computación	2.404	0	0	0	0	0	2.404
403	**00**	**00**	**00**	**Servicios no personales**	**2.054.878**	**0**	**0**	**0**	**0**	**0**	**2.054.878**
403	09	00	00	Viáticos y pasajes	1.828.362	0	0	0	0	0	1.828.362
403	09	01	00	Viáticos y pasajes dentro del país	109.040	0	0	0	0	0	109.040
403	09	02	00	Viáticos y pasajes fuera del país	1.719.322	0	0	0	0	0	1.719.322
403	18	00	00	Impuestos indirectos	226.516	0	0	0	0	0	226.516
403	18	01	00	Impuesto al valor agregado	226.516	0	0	0	0	0	226.516
				Totales	**3.695.787**	**0**	**0**	**0**	**0**	**0**	**3.695.787**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119190 130117000 FORTALECIMIENTO DE LAS RELACIONES BILATERALES, REGIONALES Y MULTILATERALES, EN EL ÁMBITO LABORAL, DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, COMO NACIÓN LIBRE, SOBERANA E INDEPENDIENTE

OBJETIVO DEL PROYECTO: FORTALECER LAS RELACIONES BILATERALES, REGIONALES Y MULTILATERALES, EN EL ÁMBITO LABORAL, DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, COMO NACIÓN LIBRE, SOBERANA E INDEPENDIENTE, ASÍ COMO EN LOS ORGANISMOS ESPECIALIZADOS Y ORGANISMOS INTERNACIONALES EN LO QUE RESPECTA A LA MATERIA LABORAL.

UNIDAD DE MEDIDA: PARTICIPACIÓN EN PROYECTO

META: 24

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INTERNACIONALES Y ENLACE CON LA OIT

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119190 130117000 FORTALECIMIENTO DE LAS RELACIONES BILATERALES, REGIONALES Y MULTILATERALES, EN EL ÁMBITO LABORAL, DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, COMO NACIÓN LIBRE, SOBERANA E INDEPENDIENTE

OBJETIVO DEL PROYECTO: FORTALECER LAS RELACIONES BILATERALES, REGIONALES Y MULTILATERALES, EN EL ÁMBITO LABORAL, DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, COMO NACIÓN LIBRE, SOBERANA E INDEPENDIENTE, ASÍ COMO EN LOS ORGANISMOS ESPECIALIZADOS Y ORGANISMOS INTERNACIONALES EN LO QUE RESPECTA A LA MATERIA LABORAL.

UNIDAD DE MEDIDA: PARTICIPACIÓN EN PROYECTO **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INTERNACIONALES Y ENLACE CON LA OIT **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130117001 REPRESENTACIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LAS DISTINTAS REUNIONES DE ORGANISMOS MULTILATERALES, EN MATERIA LABORAL.

UNIDAD DE MEDIDA: DECISIÓN **META:** 10

RESPONSABLE/EJECUTOR: DIRECCION DE RELACIONES INTERNACIONALES Y ENLACE CON LA OIT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.581.658**	**0**	**0**	**0**	**0**	**0**	**1.581.658**
401	01	00	00	Sueldos, salarios y otras retribuciones	314.689	0	0	0	0	0	314.689
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	290.119	0	0	0	0	0	290.119
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	24.570	0	0	0	0	0	24.570
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	55.374	0	0	0	0	0	55.374
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	55.374	0	0	0	0	0	55.374
401	03	00	00	Primas	269.681	0	0	0	0	0	269.681
401	03	08	00	Primas de profesionalización a empleados	41.404	0	0	0	0	0	41.404
401	03	09	00	Primas por antigüedad a empleados	20.904	0	0	0	0	0	20.904
401	03	47	00	Primas al personal de alto nivel y de dirección	23.977	0	0	0	0	0	23.977
401	03	95	00	Otras primas al personal de alto nivel y de dirección	21.288	0	0	0	0	0	21.288
401	03	97	00	Otras primas a empleados	162.108	0	0	0	0	0	162.108
401	04	00	00	Complementos de sueldos y salarios	297.413	0	0	0	0	0	297.413
401	04	08	00	Bono compensatorio de alimentación a empleados	176.580	0	0	0	0	0	176.580
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.620	0	0	0	0	0	19.620
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	17.025	0	0	0	0	0	17.025
401	04	96	00	Otros complementos a empleados	84.188	0	0	0	0	0	84.188
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	341.901	0	0	0	0	0	341.901
401	05	01	00	Aguinaldos a empleados	204.446	0	0	0	0	0	204.446
401	05	03	00	Bono vacacional a empleados	95.585	0	0	0	0	0	95.585
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	28.531	0	0	0	0	0	28.531
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	13.339	0	0	0	0	0	13.339
401	06	00	00	Aportes patronales y legales	61.312	0	0	0	0	0	61.312

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119190 130117000 FORTALECIMIENTO DE LAS RELACIONES BILATERALES, REGIONALES Y MULTILATERALES, EN EL ÁMBITO LABORAL, DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, COMO NACIÓN LIBRE, SOBERANA E INDEPENDIENTE

OBJETIVO DEL PROYECTO: FORTALECER LAS RELACIONES BILATERALES, REGIONALES Y MULTILATERALES, EN EL ÁMBITO LABORAL, DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, COMO NACIÓN LIBRE, SOBERANA E INDEPENDIENTE, ASÍ COMO EN LOS ORGANISMOS ESPECIALIZADOS Y ORGANISMOS INTERNACIONALES EN LO QUE RESPECTA A LA MATERIA LABORAL.

UNIDAD DE MEDIDA: PARTICIPACIÓN EN PROYECTO **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INTERNACIONALES Y ENLACE CON LA OIT **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130117001 REPRESENTACIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LAS DISTINTAS REUNIONES DE ORGANISMOS MULTILATERALES, EN MATERIA LABORAL.

UNIDAD DE MEDIDA: DECISIÓN **META:** 10

RESPONSABLE/EJECUTOR: DIRECCION DE RELACIONES INTERNACIONALES Y ENLACE CON LA OIT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	27.969	0	0	0	0	0	27.969
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	8.703	0	0	0	0	0	8.703
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	5.283	0	0	0	0	0	5.283
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	11.470	0	0	0	0	0	11.470
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.187	0	0	0	0	0	2.187
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	737	0	0	0	0	0	737
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.600	0	0	0	0	0	1.600
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	3.363	0	0	0	0	0	3.363
401	07	00	00	Asistencia socio-económica	28.130	0	0	0	0	0	28.130
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	28.130	0	0	0	0	0	28.130
401	08	00	00	Prestaciones sociales e indemnizaciones	213.158	0	0	0	0	0	213.158
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	192.839	0	0	0	0	0	192.839
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	20.319	0	0	0	0	0	20.319
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**24.198**	**0**	**0**	**0**	**0**	**0**	**24.198**
402	05	00	00	Productos de papel, cartón e impresos	19.737	0	0	0	0	0	19.737
402	05	01	00	Pulpa de madera, papel y cartón	1.895	0	0	0	0	0	1.895
402	05	03	00	Productos de papel y cartón para oficina	17.842	0	0	0	0	0	17.842
402	10	00	00	Productos varios y útiles diversos	4.461	0	0	0	0	0	4.461
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.057	0	0	0	0	0	2.057
402	10	08	00	Materiales para equipos de computación	2.404	0	0	0	0	0	2.404
403	**00**	**00**	**00**	**Servicios no personales**	**1.262.497**	**0**	**0**	**0**	**0**	**0**	**1.262.497**
403	09	00	00	Viáticos y pasajes	1.124.636	0	0	0	0	0	1.124.636

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119190 130117000 FORTALECIMIENTO DE LAS RELACIONES BILATERALES, REGIONALES Y MULTILATERALES, EN EL ÁMBITO LABORAL, DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, COMO NACIÓN LIBRE, SOBERANA E INDEPENDIENTE

OBJETIVO DEL PROYECTO: FORTALECER LAS RELACIONES BILATERALES, REGIONALES Y MULTILATERALES, EN EL ÁMBITO LABORAL, DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, COMO NACIÓN LIBRE, SOBERANA E INDEPENDIENTE, ASÍ COMO EN LOS ORGANISMOS ESPECIALIZADOS Y ORGANISMOS INTERNACIONALES EN LO QUE RESPECTA A LA MATERIA LABORAL.

UNIDAD DE MEDIDA: PARTICIPACIÓN EN PROYECTO **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INTERNACIONALES Y ENLACE CON LA OIT **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130117001 REPRESENTACIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LAS DISTINTAS REUNIONES DE ORGANISMOS MULTILATERALES, EN MATERIA LABORAL.

UNIDAD DE MEDIDA: DECISIÓN **META:** 10

RESPONSABLE/EJECUTOR: DIRECCION DE RELACIONES INTERNACIONALES Y ENLACE CON LA OIT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	63.537	0	0	0	0	0	63.537
403	09	02	00	Viáticos y pasajes fuera del país	1.061.099	0	0	0	0	0	1.061.099
403	18	00	00	Impuestos indirectos	137.861	0	0	0	0	0	137.861
403	18	01	00	Impuesto al valor agregado	137.861	0	0	0	0	0	137.861
				Totales	**2.868.353**	**0**	**0**	**0**	**0**	**0**	**2.868.353**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119190 130117000 FORTALECIMIENTO DE LAS RELACIONES BILATERALES, REGIONALES Y MULTILATERALES, EN EL ÁMBITO LABORAL, DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, COMO NACIÓN LIBRE, SOBERANA E INDEPENDIENTE

OBJETIVO DEL PROYECTO: FORTALECER LAS RELACIONES BILATERALES, REGIONALES Y MULTILATERALES, EN EL ÁMBITO LABORAL, DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, COMO NACIÓN LIBRE, SOBERANA E INDEPENDIENTE, ASÍ COMO EN LOS ORGANISMOS ESPECIALIZADOS Y ORGANISMOS INTERNACIONALES EN LO QUE RESPECTA A LA MATERIA LABORAL.

UNIDAD DE MEDIDA: PARTICIPACIÓN EN PROYECTO **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INTERNACIONALES Y ENLACE CON LA OIT **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130117002 REPRESENTACIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS MECANISMOS DE COOPERACIÓN E INTEGRACIÓN REGIONAL, BIRREGIONAL Y COOPERACIÓN SUR-SUR, EN MATERIA LABORAL.

UNIDAD DE MEDIDA: DECISIÓN **META:** 10

RESPONSABLE/EJECUTOR: DIRECCION DE RELACIONES INTERNACIONALES Y ENLACE CON LA OIT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.647**	**0**	**0**	**0**	**0**	**0**	**19.647**
402	05	00	00	Productos de papel, cartón e impresos	8.884	0	0	0	0	0	8.884
402	05	03	00	Productos de papel y cartón para oficina	8.884	0	0	0	0	0	8.884
402	06	00	00	Productos químicos y derivados	6.557	0	0	0	0	0	6.557
402	06	03	00	Tintas, pinturas y colorantes	6.557	0	0	0	0	0	6.557
402	10	00	00	Productos varios y útiles diversos	4.206	0	0	0	0	0	4.206
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.206	0	0	0	0	0	4.206
403	**00**	**00**	**00**	**Servicios no personales**	**505.577**	**0**	**0**	**0**	**0**	**0**	**505.577**
403	09	00	00	Viáticos y pasajes	449.303	0	0	0	0	0	449.303
403	09	01	00	Viáticos y pasajes dentro del país	22.155	0	0	0	0	0	22.155
403	09	02	00	Viáticos y pasajes fuera del país	427.148	0	0	0	0	0	427.148
403	18	00	00	Impuestos indirectos	56.274	0	0	0	0	0	56.274
403	18	01	00	Impuesto al valor agregado	56.274	0	0	0	0	0	56.274
				Totales	**525.224**	**0**	**0**	**0**	**0**	**0**	**525.224**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119190 130117000 FORTALECIMIENTO DE LAS RELACIONES BILATERALES, REGIONALES Y MULTILATERALES, EN EL ÁMBITO LABORAL, DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, COMO NACIÓN LIBRE, SOBERANA E INDEPENDIENTE

OBJETIVO DEL PROYECTO: FORTALECER LAS RELACIONES BILATERALES, REGIONALES Y MULTILATERALES, EN EL ÁMBITO LABORAL, DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, COMO NACIÓN LIBRE, SOBERANA E INDEPENDIENTE, ASÍ COMO EN LOS ORGANISMOS ESPECIALIZADOS Y ORGANISMOS INTERNACIONALES EN LO QUE RESPECTA A LA MATERIA LABORAL.

UNIDAD DE MEDIDA: PARTICIPACIÓN EN PROYECTO **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INTERNACIONALES Y ENLACE CON LA OIT **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130117003 PROMOCIÓN DE LAS RELACIONES BILATERALES ENTRE EL GOBIERNO DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, Y OTROS GOBIERNOS EN EL ÁMBITO INTERNACIONAL EN MATERIA LABORAL.

UNIDAD DE MEDIDA: DECISIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCION DE RELACIONES INTERNACIONALES Y ENLACE CON LA OIT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.406**	0	0	0	0	0	**15.406**
402	05	00	00	Productos de papel, cartón e impresos	13.608	0	0	0	0	0	13.608
402	05	01	00	Pulpa de madera, papel y cartón	894	0	0	0	0	0	894
402	05	03	00	Productos de papel y cartón para oficina	12.714	0	0	0	0	0	12.714
402	06	00	00	Productos químicos y derivados	762	0	0	0	0	0	762
402	06	08	00	Productos plásticos	762	0	0	0	0	0	762
402	10	00	00	Productos varios y útiles diversos	1.036	0	0	0	0	0	1.036
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.036	0	0	0	0	0	1.036
403	**00**	**00**	**00**	**Servicios no personales**	**286.804**	0	0	0	0	0	**286.804**
403	09	00	00	Viáticos y pasajes	254.423	0	0	0	0	0	254.423
403	09	01	00	Viáticos y pasajes dentro del país	23.348	0	0	0	0	0	23.348
403	09	02	00	Viáticos y pasajes fuera del país	231.075	0	0	0	0	0	231.075
403	18	00	00	Impuestos indirectos	32.381	0	0	0	0	0	32.381
403	18	01	00	Impuesto al valor agregado	32.381	0	0	0	0	0	32.381
				Totales	**302.210**	0	0	0	0	0	**302.210**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119165 130118000 FORTALECIMIENTO DE LOS PROCESOS DE REGISTRO NACIONAL DE ENTIDADES DE TRABAJO Y EMISIÓN DE LA SOLVENCIA LABORAL.

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE REGISTRO DE ENTIDADES Y/O SUCURSALES DE TRABAJO, A FIN DE CONSOLIDAR Y CONCENTRAR LOS DATOS CONCERNIENTES EN MATERIA DE TRABAJO Y SEGURIDAD SOCIAL, QUE PERMITAN REGULAR EL OTORGAMIENTO, VIGENCIA, CONTROL Y SUSPENSIÓN DE LA SOLVENCIA LABORAL

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 7.500.000 **FEMENINO:** 3.750.000 **MASCULINO:** 3.750.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.110.675**	**0**	**0**	**0**	**0**	**0**	**1.110.675**
402	01	00	00	Productos alimenticios y agropecuarios	82.497	0	0	0	0	0	82.497
402	01	01	00	Alimentos y bebidas para personas	82.497	0	0	0	0	0	82.497
402	04	00	00	Productos de cuero y caucho	35.182	0	0	0	0	0	35.182
402	04	03	00	Cauchos y tripas para vehículos	35.182	0	0	0	0	0	35.182
402	05	00	00	Productos de papel, cartón e impresos	360.475	0	0	0	0	0	360.475
402	05	01	00	Pulpa de madera, papel y cartón	39.898	0	0	0	0	0	39.898
402	05	02	00	Envases y cajas de papel y cartón	38.246	0	0	0	0	0	38.246
402	05	03	00	Productos de papel y cartón para oficina	275.834	0	0	0	0	0	275.834
402	05	04	00	Libros, revistas y periódicos	3.300	0	0	0	0	0	3.300
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.197	0	0	0	0	0	3.197
402	06	00	00	Productos químicos y derivados	190.801	0	0	0	0	0	190.801
402	06	01	00	Sustancias químicas y de uso industrial	5.559	0	0	0	0	0	5.559
402	06	03	00	Tintas, pinturas y colorantes	160.421	0	0	0	0	0	160.421
402	06	06	00	Combustibles y lubricantes	4.789	0	0	0	0	0	4.789
402	06	08	00	Productos plásticos	20.032	0	0	0	0	0	20.032
402	08	00	00	Productos metálicos	66.328	0	0	0	0	0	66.328
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	8.779	0	0	0	0	0	8.779
402	08	09	00	Repuestos y accesorios para equipos de transporte	57.549	0	0	0	0	0	57.549
402	10	00	00	Productos varios y útiles diversos	375.392	0	0	0	0	0	375.392
402	10	02	00	Materiales y útiles de limpieza y aseo	11.462	0	0	0	0	0	11.462
402	10	03	00	Utensilios de cocina y comedor	58.840	0	0	0	0	0	58.840
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	64.565	0	0	0	0	0	64.565
402	10	08	00	Materiales para equipos de computación	240.525	0	0	0	0	0	240.525
403	**00**	**00**	**00**	**Servicios no personales**	**894.281**	**0**	**0**	**0**	**0**	**0**	**894.281**
403	07	00	00	Servicios de información, impresión y relaciones públicas	113.037	0	0	0	0	0	113.037
403	07	01	00	Publicidad y propaganda	31.694	0	0	0	0	0	31.694
403	07	03	00	Relaciones sociales	75.005	0	0	0	0	0	75.005
403	07	04	00	Avisos	6.338	0	0	0	0	0	6.338

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119165 130118000 FORTALECIMIENTO DE LOS PROCESOS DE REGISTRO NACIONAL DE ENTIDADES DE TRABAJO Y EMISIÓN DE LA SOLVENCIA LABORAL.

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE REGISTRO DE ENTIDADES Y/O SUCURSALES DE TRABAJO, A FIN DE CONSOLIDAR Y CONCENTRAR LOS DATOS CONCERNIENTES EN MATERIA DE TRABAJO Y SEGURIDAD SOCIAL, QUE PERMITAN REGULAR EL OTORGAMIENTO, VIGENCIA, CONTROL Y SUSPENSIÓN DE LA SOLVENCIA LABORAL

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 7.500.000 **FEMENINO:** 3.750.000 **MASCULINO:** 3.750.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	951	0	0	0	0	0	951
403	08	02	00	Comisiones y gastos bancarios	951	0	0	0	0	0	951
403	09	00	00	Viáticos y pasajes	419.291	0	0	0	0	0	419.291
403	09	01	00	Viáticos y pasajes dentro del pais	419.291	0	0	0	0	0	419.291
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	32.749	0	0	0	0	0	32.749
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	32.749	0	0	0	0	0	32.749
403	18	00	00	Impuestos indirectos	319.413	0	0	0	0	0	319.413
403	18	01	00	Impuesto al valor agregado	310.573	0	0	0	0	0	310.573
403	18	99	00	Otros impuestos indirectos	8.840	0	0	0	0	0	8.840
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	8.840	0	0	0	0	0	8.840
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	8.840	0	0	0	0	0	8.840
404	**00**	**00**	**00**	**Activos reales**	**893.715**	**0**	**0**	**0**	**0**	**0**	**893.715**
404	01	00	00	Repuestos y reparaciones mayores	10.028	0	0	0	0	0	10.028
404	01	02	00	Reparaciones mayores de maquinaria y equipos	10.028	0	0	0	0	0	10.028
404	01	02	06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional	10.028	0	0	0	0	0	10.028
404	04	00	00	Equipos de transporte, tracción y elevación	15.514	0	0	0	0	0	15.514
404	04	01	00	Vehículos automotores terrestres	15.514	0	0	0	0	0	15.514
404	05	00	00	Equipos de comunicaciones y de señalamiento	41.416	0	0	0	0	0	41.416
404	05	01	00	Equipos de telecomunicaciones	41.416	0	0	0	0	0	41.416
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	826.757	0	0	0	0	0	826.757
404	09	01	00	Mobiliario y equipos de oficina	255.917	0	0	0	0	0	255.917
404	09	02	00	Equipos de computación	499.504	0	0	0	0	0	499.504
404	09	03	00	Mobiliario y equipos de alojamiento	71.336	0	0	0	0	0	71.336
				Totales	**2.898.671**	**0**	**0**	**0**	**0**	**0**	**2.898.671**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119165 130118000 FORTALECIMIENTO DE LOS PROCESOS DE REGISTRO NACIONAL DE ENTIDADES DE TRABAJO Y EMISIÓN DE LA SOLVENCIA LABORAL.

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE REGISTRO DE ENTIDADES Y/O SUCURSALES DE TRABAJO, A FIN DE CONSOLIDAR Y CONCENTRAR LOS DATOS CONCERNIENTES EN MATERIA DE TRABAJO Y SEGURIDAD SOCIAL, QUE PERMITAN REGULAR EL OTORGAMIENTO, VIGENCIA, CONTROL Y SUSPENSIÓN DE LA SOLVENCIA LABORAL

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 7.500.000 **FEMENINO:** 3.750.000 **MASCULINO:** 3.750.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119165 130118000 FORTALECIMIENTO DE LOS PROCESOS DE REGISTRO NACIONAL DE ENTIDADES DE TRABAJO Y EMISIÓN DE LA SOLVENCIA LABORAL.

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE REGISTRO DE ENTIDADES Y/O SUCURSALES DE TRABAJO, A FIN DE CONSOLIDAR Y CONCENTRAR LOS DATOS CONCERNIENTES EN MATERIA DE TRABAJO Y SEGURIDAD SOCIAL, QUE PERMITAN REGULAR EL OTORGAMIENTO, VIGENCIA, CONTROL Y SUSPENSIÓN DE LA SOLVENCIA LABORAL

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 7.500.000 **FEMENINO:** 3.750.000 **MASCULINO:** 3.750.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130118001 DIVULGACIÓN Y PROMOCIÓN DEL REGISTRO NACIONAL DE ENTIDADES DE TRABAJO (RNET) Y SOLVENCIA LABORAL

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 5

RESPONSABLE/EJECUTOR: VICEMINISTRO DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**299.426**	**0**	**0**	**0**	**0**	**0**	**299.426**
402	01	00	00	Productos alimenticios y agropecuarios	55.586	0	0	0	0	0	55.586
402	01	01	00	Alimentos y bebidas para personas	55.586	0	0	0	0	0	55.586
402	04	00	00	Productos de cuero y caucho	20.845	0	0	0	0	0	20.845
402	04	03	00	Cauchos y tripas para vehículos	20.845	0	0	0	0	0	20.845
402	05	00	00	Productos de papel, cartón e impresos	82.406	0	0	0	0	0	82.406
402	05	01	00	Pulpa de madera, papel y cartón	2.779	0	0	0	0	0	2.779
402	05	02	00	Envases y cajas de papel y cartón	6.948	0	0	0	0	0	6.948
402	05	03	00	Productos de papel y cartón para oficina	69.482	0	0	0	0	0	69.482
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.197	0	0	0	0	0	3.197
402	06	00	00	Productos químicos y derivados	18.065	0	0	0	0	0	18.065
402	06	01	00	Sustancias químicas y de uso industrial	5.559	0	0	0	0	0	5.559
402	06	03	00	Tintas, pinturas y colorantes	9.727	0	0	0	0	0	9.727
402	06	08	00	Productos plásticos	2.779	0	0	0	0	0	2.779
402	08	00	00	Productos metálicos	28.697	0	0	0	0	0	28.697
402	08	09	00	Repuestos y accesorios para equipos de transporte	28.697	0	0	0	0	0	28.697
402	10	00	00	Productos varios y útiles diversos	93.827	0	0	0	0	0	93.827
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.845	0	0	0	0	0	20.845
402	10	08	00	Materiales para equipos de computación	72.982	0	0	0	0	0	72.982
403	**00**	**00**	**00**	**Servicios no personales**	**185.038**	**0**	**0**	**0**	**0**	**0**	**185.038**
403	07	00	00	Servicios de información, impresión y relaciones públicas	76.070	0	0	0	0	0	76.070
403	07	01	00	Publicidad y propaganda	31.694	0	0	0	0	0	31.694
403	07	03	00	Relaciones sociales	38.038	0	0	0	0	0	38.038
403	07	04	00	Avisos	6.338	0	0	0	0	0	6.338

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119165 130118000 FORTALECIMIENTO DE LOS PROCESOS DE REGISTRO NACIONAL DE ENTIDADES DE TRABAJO Y EMISIÓN DE LA SOLVENCIA LABORAL.

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE REGISTRO DE ENTIDADES Y/O SUCURSALES DE TRABAJO, A FIN DE CONSOLIDAR Y CONCENTRAR LOS DATOS CONCERNIENTES EN MATERIA DE TRABAJO Y SEGURIDAD SOCIAL, QUE PERMITAN REGULAR EL OTORGAMIENTO, VIGENCIA, CONTROL Y SUSPENSIÓN DE LA SOLVENCIA LABORAL

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 7.500.000 **FEMENINO:** 3.750.000 **MASCULINO:** 3.750.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130118001 DIVULGACIÓN Y PROMOCIÓN DEL REGISTRO NACIONAL DE ENTIDADES DE TRABAJO (RNET) Y SOLVENCIA LABORAL

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 5

RESPONSABLE/EJECUTOR: VICEMINISTRO DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	32.025	0	0	0	0	0	32.025
403	09	01	00	Viáticos y pasajes dentro del país	32.025	0	0	0	0	0	32.025
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	12.048	0	0	0	0	0	12.048
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.048	0	0	0	0	0	12.048
403	18	00	00	Impuestos indirectos	64.895	0	0	0	0	0	64.895
403	18	01	00	Impuesto al valor agregado	64.895	0	0	0	0	0	64.895
404	**00**	**00**	**00**	**Activos reales**	**121.222**	**0**	**0**	**0**	**0**	**0**	**121.222**
404	05	00	00	Equipos de comunicaciones y de señalamiento	22.483	0	0	0	0	0	22.483
404	05	01	00	Equipos de telecomunicaciones	22.483	0	0	0	0	0	22.483
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	98.739	0	0	0	0	0	98.739
404	09	01	00	Mobiliario y equipos de oficina	59.157	0	0	0	0	0	59.157
404	09	03	00	Mobiliario y equipos de alojamiento	39.582	0	0	0	0	0	39.582
				Totales	**605.686**	**0**	**0**	**0**	**0**	**0**	**605.686**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119165 130118000 FORTALECIMIENTO DE LOS PROCESOS DE REGISTRO NACIONAL DE ENTIDADES DE TRABAJO Y EMISIÓN DE LA SOLVENCIA LABORAL.

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE REGISTRO DE ENTIDADES Y/O SUCURSALES DE TRABAJO, A FIN DE CONSOLIDAR Y CONCENTRAR LOS DATOS CONCERNIENTES EN MATERIA DE TRABAJO Y SEGURIDAD SOCIAL, QUE PERMITAN REGULAR EL OTORGAMIENTO, VIGENCIA, CONTROL Y SUSPENSIÓN DE LA SOLVENCIA LABORAL

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 7.500.000 **FEMENINO:** 3.750.000 **MASCULINO:** 3.750.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130118002 INSCRIPCIÓN Y ACTUALIZACIÓN DE DATOS EN EL REGISTRO NACIONAL DE ENTIDADES DE TRABAJO (RNET)

UNIDAD DE MEDIDA: REGISTRO **META:** 1.500.000

RESPONSABLE/EJECUTOR: VICEMINISTRO DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**462.911**	**0**	**0**	**0**	**0**	**0**	**462.911**
402	01	00	00	Productos alimenticios y agropecuarios	3.302	0	0	0	0	0	3.302
402	01	01	00	Alimentos y bebidas para personas	3.302	0	0	0	0	0	3.302
402	05	00	00	Productos de papel, cartón e impresos	179.292	0	0	0	0	0	179.292
402	05	01	00	Pulpa de madera, papel y cartón	18.016	0	0	0	0	0	18.016
402	05	02	00	Envases y cajas de papel y cartón	25.882	0	0	0	0	0	25.882
402	05	03	00	Productos de papel y cartón para oficina	132.094	0	0	0	0	0	132.094
402	05	04	00	Libros, revistas y periódicos	3.300	0	0	0	0	0	3.300
402	06	00	00	Productos químicos y derivados	163.172	0	0	0	0	0	163.172
402	06	03	00	Tintas, pinturas y colorantes	150.694	0	0	0	0	0	150.694
402	06	08	00	Productos plásticos	12.478	0	0	0	0	0	12.478
402	08	00	00	Productos metálicos	18.528	0	0	0	0	0	18.528
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.004	0	0	0	0	0	4.004
402	08	09	00	Repuestos y accesorios para equipos de transporte	14.524	0	0	0	0	0	14.524
402	10	00	00	Productos varios y útiles diversos	98.617	0	0	0	0	0	98.617
402	10	03	00	Utensilios de cocina y comedor	1.984	0	0	0	0	0	1.984
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	34.168	0	0	0	0	0	34.168
402	10	08	00	Materiales para equipos de computación	62.465	0	0	0	0	0	62.465
403	**00**	**00**	**00**	**Servicios no personales**	**358.684**	**0**	**0**	**0**	**0**	**0**	**358.684**
403	09	00	00	Viáticos y pasajes	235.465	0	0	0	0	0	235.465
403	09	01	00	Viáticos y pasajes dentro del país	235.465	0	0	0	0	0	235.465
403	18	00	00	Impuestos indirectos	114.379	0	0	0	0	0	114.379
403	18	01	00	Impuesto al valor agregado	105.539	0	0	0	0	0	105.539
403	18	99	00	Otros impuestos indirectos	8.840	0	0	0	0	0	8.840

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119165 130118000 FORTALECIMIENTO DE LOS PROCESOS DE REGISTRO NACIONAL DE ENTIDADES DE TRABAJO Y EMISIÓN DE LA SOLVENCIA LABORAL.

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE REGISTRO DE ENTIDADES Y/O SUCURSALES DE TRABAJO, A FIN DE CONSOLIDAR Y CONCENTRAR LOS DATOS CONCERNIENTES EN MATERIA DE TRABAJO Y SEGURIDAD SOCIAL, QUE PERMITAN REGULAR EL OTORGAMIENTO, VIGENCIA, CONTROL Y SUSPENSIÓN DE LA SOLVENCIA LABORAL

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 7.500.000 **FEMENINO:** 3.750.000 **MASCULINO:** 3.750.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130118002 INSCRIPCIÓN Y ACTUALIZACIÓN DE DATOS EN EL REGISTRO NACIONAL DE ENTIDADES DE TRABAJO (RNET)

UNIDAD DE MEDIDA: REGISTRO **META:** 1.500.000

RESPONSABLE/EJECUTOR: VICEMINISTRO DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	8.840	0	0	0	0	0	8.840
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	8.840	0	0	0	0	0	8.840
404	**00**	**00**	**00**	**Activos reales**	**163.425**	**0**	**0**	**0**	**0**	0	**163.425**
404	01	00	00	Repuestos y reparaciones mayores	10.028	0	0	0	0	0	10.028
404	01	02	00	Reparaciones mayores de maquinaria y equipos	10.028	0	0	0	0	0	10.028
404	01	02	06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional	10.028	0	0	0	0	0	10.028
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	153.397	0	0	0	0	0	153.397
404	09	01	00	Mobiliario y equipos de oficina	122.292	0	0	0	0	0	122.292
404	09	02	00	Equipos de computación	31.105	0	0	0	0	0	31.105
				Totales	**985.020**	**0**	**0**	**0**	**0**	0	**985.020**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119165 130118000 FORTALECIMIENTO DE LOS PROCESOS DE REGISTRO NACIONAL DE ENTIDADES DE TRABAJO Y EMISIÓN DE LA SOLVENCIA LABORAL.

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE REGISTRO DE ENTIDADES Y/O SUCURSALES DE TRABAJO, A FIN DE CONSOLIDAR Y CONCENTRAR LOS DATOS CONCERNIENTES EN MATERIA DE TRABAJO Y SEGURIDAD SOCIAL, QUE PERMITAN REGULAR EL OTORGAMIENTO, VIGENCIA, CONTROL Y SUSPENSIÓN DE LA SOLVENCIA LABORAL

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 7.500.000 **FEMENINO:** 3.750.000 **MASCULINO:** 3.750.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130118003 IMPLEMENTACIÓN DE LOS PROCESOS EN EL ÁMBITO TECNOLÓGICO DEL REGISTRO NACIONAL DE ENTIDADES DE TRABAJO, SOLVENCIA LABORAL Y REGISTRO DE INSOLVENCIAS Y SUBSANACIONES

UNIDAD DE MEDIDA: MÓDULO DE TECNOLOGÍA **META:** 3

RESPONSABLE/EJECUTOR: VICEMINISTRO DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**348.338**	**0**	**0**	**0**	**0**	**0**	**348.338**
402	01	00	00	Productos alimenticios y agropecuarios	23.609	0	0	0	0	0	23.609
402	01	01	00	Alimentos y bebidas para personas	23.609	0	0	0	0	0	23.609
402	04	00	00	Productos de cuero y caucho	14.337	0	0	0	0	0	14.337
402	04	03	00	Cauchos y tripas para vehículos	14.337	0	0	0	0	0	14.337
402	05	00	00	Productos de papel, cartón e impresos	98.777	0	0	0	0	0	98.777
402	05	01	00	Pulpa de madera, papel y cartón	19.103	0	0	0	0	0	19.103
402	05	02	00	Envases y cajas de papel y cartón	5.416	0	0	0	0	0	5.416
402	05	03	00	Productos de papel y cartón para oficina	74.258	0	0	0	0	0	74.258
402	06	00	00	Productos químicos y derivados	9.564	0	0	0	0	0	9.564
402	06	06	00	Combustibles y lubricantes	4.789	0	0	0	0	0	4.789
402	06	08	00	Productos plásticos	4.775	0	0	0	0	0	4.775
402	08	00	00	Productos metálicos	19.103	0	0	0	0	0	19.103
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.775	0	0	0	0	0	4.775
402	08	09	00	Repuestos y accesorios para equipos de transporte	14.328	0	0	0	0	0	14.328
402	10	00	00	Productos varios y útiles diversos	182.948	0	0	0	0	0	182.948
402	10	02	00	Materiales y útiles de limpieza y aseo	11.462	0	0	0	0	0	11.462
402	10	03	00	Utensilios de cocina y comedor	56.856	0	0	0	0	0	56.856
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	9.552	0	0	0	0	0	9.552
402	10	08	00	Materiales para equipos de computación	105.078	0	0	0	0	0	105.078
403	**00**	**00**	**00**	**Servicios no personales**	**350.559**	**0**	**0**	**0**	**0**	**0**	**350.559**
403	07	00	00	Servicios de información, impresión y relaciones públicas	36.967	0	0	0	0	0	36.967
403	07	03	00	Relaciones sociales	36.967	0	0	0	0	0	36.967
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	951	0	0	0	0	0	951

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119165 130118000 FORTALECIMIENTO DE LOS PROCESOS DE REGISTRO NACIONAL DE ENTIDADES DE TRABAJO Y EMISIÓN DE LA SOLVENCIA LABORAL.

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE REGISTRO DE ENTIDADES Y/O SUCURSALES DE TRABAJO, A FIN DE CONSOLIDAR Y CONCENTRAR LOS DATOS CONCERNIENTES EN MATERIA DE TRABAJO Y SEGURIDAD SOCIAL, QUE PERMITAN REGULAR EL OTORGAMIENTO, VIGENCIA, CONTROL Y SUSPENSIÓN DE LA SOLVENCIA LABORAL

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 7.500.000 **FEMENINO:** 3.750.000 **MASCULINO:** 3.750.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130118003 IMPLEMENTACIÓN DE LOS PROCESOS EN EL ÁMBITO TECNOLÓGICO DEL REGISTRO NACIONAL DE ENTIDADES DE TRABAJO, SOLVENCIA LABORAL Y REGISTRO DE INSOLVENCIAS Y SUBSANACIONES

UNIDAD DE MEDIDA: MÓDULO DE TECNOLOGÍA **META:** 3

RESPONSABLE/EJECUTOR: VICEMINISTRO DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	02	00	Comisiones y gastos bancarios	951	0	0	0	0	0	951
403	09	00	00	Viáticos y pasajes	151.801	0	0	0	0	0	151.801
403	09	01	00	Viáticos y pasajes dentro del país	151.801	0	0	0	0	0	151.801
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.701	0	0	0	0	0	20.701
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	20.701	0	0	0	0	0	20.701
403	18	00	00	Impuestos indirectos	140.139	0	0	0	0	0	140.139
403	18	01	00	Impuesto al valor agregado	140.139	0	0	0	0	0	140.139
404	**00**	**00**	**00**	**Activos reales**	**609.068**	**0**	**0**	**0**	**0**	**0**	**609.068**
404	04	00	00	Equipos de transporte, tracción y elevación	15.514	0	0	0	0	0	15.514
404	04	01	00	Vehículos automotores terrestres	15.514	0	0	0	0	0	15.514
404	05	00	00	Equipos de comunicaciones y de señalamiento	18.933	0	0	0	0	0	18.933
404	05	01	00	Equipos de telecomunicaciones	18.933	0	0	0	0	0	18.933
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	574.621	0	0	0	0	0	574.621
404	09	01	00	Mobiliario y equipos de oficina	74.468	0	0	0	0	0	74.468
404	09	02	00	Equipos de computación	468.399	0	0	0	0	0	468.399
404	09	03	00	Mobiliario y equipos de alojamiento	31.754	0	0	0	0	0	31.754
				Totales	**1.307.965**	**0**	**0**	**0**	**0**	**0**	**1.307.965**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119196 130119000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: DIFUNDIR INFORMACIÓN VERAZ Y OPORTUNA SOBRE PLANES, PROYECTOS, OBRAS, PROGRAMAS Y POLÍTICAS SOCIO LABORALES, ASÍ COMO SOBRE VALORES Y DERECHOS SOCIALES, A TRAVÉS DE LA ELABORACIÓN DE DIFERENTES PRODUCTOS O PIEZAS COMUNICACIONALES DISEÑADOS Y DIRIGIDAS A AUDIENCIAS INTERNAS Y EXTERNAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA

META: 1.500.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.199.290**	**0**	**0**	**0**	**0**	**0**	**4.199.290**
401	01	00	00	Sueldos, salarios y otras retribuciones	939.162	0	0	0	0	0	939.162
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	521.468	0	0	0	0	0	521.468
401	01	18	00	Remuneraciones al personal contratado	393.124	0	0	0	0	0	393.124
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	24.570	0	0	0	0	0	24.570
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	26.100	0	0	0	0	0	26.100
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	26.100	0	0	0	0	0	26.100
401	03	00	00	Primas	463.441	0	0	0	0	0	463.441
401	03	08	00	Primas de profesionalización a empleados	67.901	0	0	0	0	0	67.901
401	03	09	00	Primas por antigüedad a empleados	15.396	0	0	0	0	0	15.396
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	12.000	0	0	0	0	0	12.000
401	03	40	00	Primas de profesionalización al personal contratado	21.376	0	0	0	0	0	21.376
401	03	41	00	Primas por antigüedad al personal contratado	20.394	0	0	0	0	0	20.394
401	03	47	00	Primas al personal de alto nivel y de dirección	23.977	0	0	0	0	0	23.977
401	03	95	00	Otras primas al personal de alto nivel y de dirección	14.400	0	0	0	0	0	14.400
401	03	97	00	Otras primas a empleados	287.997	0	0	0	0	0	287.997
401	04	00	00	Complementos de sueldos y salarios	1.203.495	0	0	0	0	0	1.203.495
401	04	08	00	Bono compensatorio de alimentación a empleados	372.780	0	0	0	0	0	372.780
401	04	26	00	Bono compensatorio de alimentación al personal contratado	313.920	0	0	0	0	0	313.920
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.620	0	0	0	0	0	19.620
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	17.025	0	0	0	0	0	17.025
401	04	96	00	Otros complementos a empleados	153.853	0	0	0	0	0	153.853
401	04	98	00	Otros complementos al personal contratado	326.297	0	0	0	0	0	326.297
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	871.038	0	0	0	0	0	871.038
401	05	01	00	Aguinaldos a empleados	335.043	0	0	0	0	0	335.043
401	05	03	00	Bono vacacional a empleados	156.641	0	0	0	0	0	156.641
401	05	07	00	Aguinaldos al personal contratado	232.422	0	0	0	0	0	232.422
401	05	08	00	Bono vacacional al personal contratado	108.665	0	0	0	0	0	108.665
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	26.076	0	0	0	0	0	26.076

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 13 - 28

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119196 130119000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: DIFUNDIR INFORMACIÓN VERAZ Y OPORTUNA SOBRE PLANES, PROYECTOS, OBRAS, PROGRAMAS Y POLÍTICAS SOCIO LABORALES, ASÍ COMO SOBRE VALORES Y DERECHOS SOCIALES, A TRAVÉS DE LA ELABORACIÓN DE DIFERENTES PRODUCTOS O PIEZAS COMUNICACIONALES DISEÑADOS Y DIRIGIDAS A AUDIENCIAS INTERNAS Y EXTERNAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.500.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS **PRESUPUESTO:** **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	12.191	0	0	0	0	0	12.191
401	06	00	00	Aportes patronales y legales	148.168	0	0	0	0	0	148.168
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	48.739	0	0	0	0	0	48.739
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	15.644	0	0	0	0	0	15.644
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	9.207	0	0	0	0	0	9.207
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	18.797	0	0	0	0	0	18.797
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	34.992	0	0	0	0	0	34.992
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	13.040	0	0	0	0	0	13.040
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.187	0	0	0	0	0	2.187
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	737	0	0	0	0	0	737
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.463	0	0	0	0	0	1.463
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	3.362	0	0	0	0	0	3.362
401	07	00	00	Asistencia socio-económica	68.713	0	0	0	0	0	68.713
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	28.933	0	0	0	0	0	28.933
401	07	33	00	Asistencia socio-económica al personal contratado	39.780	0	0	0	0	0	39.780
401	08	00	00	Prestaciones sociales e indemnizaciones	479.173	0	0	0	0	0	479.173
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	269.652	0	0	0	0	0	269.652
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	190.952	0	0	0	0	0	190.952
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	18.569	0	0	0	0	0	18.569
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.668.949**	**0**	**0**	**0**	**0**	**0**	**1.668.949**
402	01	00	00	Productos alimenticios y agropecuarios	83.529	0	0	0	0	0	83.529
402	01	01	00	Alimentos y bebidas para personas	83.529	0	0	0	0	0	83.529
402	03	00	00	Textiles y vestuarios	752.473	0	0	0	0	0	752.473
402	03	02	00	Prendas de vestir	752.473	0	0	0	0	0	752.473
402	05	00	00	Productos de papel, cartón e impresos	124.392	0	0	0	0	0	124.392
402	05	01	00	Pulpa de madera, papel y cartón	7.732	0	0	0	0	0	7.732
402	05	02	00	Envases y cajas de papel y cartón	1.504	0	0	0	0	0	1.504

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119196 130119000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: DIFUNDIR INFORMACIÓN VERAZ Y OPORTUNA SOBRE PLANES, PROYECTOS, OBRAS, PROGRAMAS Y POLÍTICAS SOCIO LABORALES, ASÍ COMO SOBRE VALORES Y DERECHOS SOCIALES, A TRAVÉS DE LA ELABORACIÓN DE DIFERENTES PRODUCTOS O PIEZAS COMUNICACIONALES DISEÑADOS Y DIRIGIDAS A AUDIENCIAS INTERNAS Y EXTERNAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA

META: 1.500.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	30.136	0	0	0	0	0	30.136
402	05	04	00	Libros, revistas y periódicos	47.565	0	0	0	0	0	47.565
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	37.455	0	0	0	0	0	37.455
402	06	00	00	Productos químicos y derivados	100.104	0	0	0	0	0	100.104
402	06	08	00	Productos plásticos	100.104	0	0	0	0	0	100.104
402	10	00	00	Productos varios y útiles diversos	573.661	0	0	0	0	0	573.661
402	10	02	00	Materiales y útiles de limpieza y aseo	10.842	0	0	0	0	0	10.842
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	126.333	0	0	0	0	0	126.333
402	10	06	00	Condecoraciones, ofrendas y similares	140.857	0	0	0	0	0	140.857
402	10	08	00	Materiales para equipos de computación	285.839	0	0	0	0	0	285.839
402	10	13	00	Materiales fotográficos	9.790	0	0	0	0	0	9.790
402	99	00	00	Otros materiales y suministros	34.790	0	0	0	0	0	34.790
402	99	01	00	Otros materiales y suministros	34.790	0	0	0	0	0	34.790
403	**00**	**00**	**00**	**Servicios no personales**	**7.652.200**	**0**	**0**	**0**	**0**	**0**	**7.652.200**
403	01	00	00	Alquileres de inmuebles	168.223	0	0	0	0	0	168.223
403	01	01	00	Alquileres de edificios y locales	168.223	0	0	0	0	0	168.223
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.859.351	0	0	0	0	0	5.859.351
403	07	01	00	Publicidad y propaganda	1.120.177	0	0	0	0	0	1.120.177
403	07	02	00	Imprenta y reproducción	1.603.533	0	0	0	0	0	1.603.533
403	07	03	00	Relaciones sociales	1.563.878	0	0	0	0	0	1.563.878
403	07	04	00	Avisos	1.571.763	0	0	0	0	0	1.571.763
403	09	00	00	Viáticos y pasajes	131.936	0	0	0	0	0	131.936
403	09	01	00	Viáticos y pasajes dentro del país	131.936	0	0	0	0	0	131.936
403	18	00	00	Impuestos indirectos	1.036.947	0	0	0	0	0	1.036.947
403	18	01	00	Impuesto al valor agregado	1.036.947	0	0	0	0	0	1.036.947
403	99	00	00	Otros servicios no personales	455.743	0	0	0	0	0	455.743
403	99	01	00	Otros servicios no personales	455.743	0	0	0	0	0	455.743
404	**00**	**00**	**00**	**Activos reales**	**357.025**	**0**	**0**	**0**	**0**	**0**	**357.025**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119196 130119000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: DIFUNDIR INFORMACIÓN VERAZ Y OPORTUNA SOBRE PLANES, PROYECTOS, OBRAS, PROGRAMAS Y POLÍTICAS SOCIO LABORALES, ASÍ COMO SOBRE VALORES Y DERECHOS SOCIALES, A TRAVÉS DE LA ELABORACIÓN DE DIFERENTES PRODUCTOS O PIEZAS COMUNICACIONALES DISEÑADOS Y DIRIGIDAS A AUDIENCIAS INTERNAS Y EXTERNAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.500.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	20.000	0	0	0	0	0	20.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	33.998	0	0	0	0	0	33.998
404	05	01	00	Equipos de telecomunicaciones	33.998	0	0	0	0	0	33.998
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	173.027	0	0	0	0	0	173.027
404	09	02	00	Equipos de computación	173.027	0	0	0	0	0	173.027
404	99	00	00	Otros activos reales	130.000	0	0	0	0	0	130.000
404	99	01	00	Otros activos reales	130.000	0	0	0	0	0	130.000
				Totales	**13.877.464**	0	0	0	0	0	**13.877.464**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119196 130119000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: DIFUNDIR INFORMACIÓN VERAZ Y OPORTUNA SOBRE PLANES, PROYECTOS, OBRAS, PROGRAMAS Y POLÍTICAS SOCIO LABORALES, ASÍ COMO SOBRE VALORES Y DERECHOS SOCIALES, A TRAVÉS DE LA ELABORACIÓN DE DIFERENTES PRODUCTOS O PIEZAS COMUNICACIONALES DISEÑADOS Y DIRIGIDAS A AUDIENCIAS INTERNAS Y EXTERNAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA

META: 1.500.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119196 130119000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: DIFUNDIR INFORMACIÓN VERAZ Y OPORTUNA SOBRE PLANES, PROYECTOS, OBRAS, PROGRAMAS Y POLÍTICAS SOCIO LABORALES, ASÍ COMO SOBRE VALORES Y DERECHOS SOCIALES, A TRAVÉS DE LA ELABORACIÓN DE DIFERENTES PRODUCTOS O PIEZAS COMUNICACIONALES DISEÑADOS Y DIRIGIDAS A AUDIENCIAS INTERNAS Y EXTERNAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.500.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130119001 DISEÑO, DIAGRAMACIÓN Y ELABORACIÓN DE PRODUCTOS IMPRESOS

UNIDAD DE MEDIDA: PIEZA **META:** 60

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMACIÓN Y RELACIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.199.290**	0	0	0	0	0	**4.199.290**
401	01	00	00	Sueldos, salarios y otras retribuciones	939.162	0	0	0	0	0	939.162
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	521.468	0	0	0	0	0	521.468
401	01	18	00	Remuneraciones al personal contratado	393.124	0	0	0	0	0	393.124
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	24.570	0	0	0	0	0	24.570
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	26.100	0	0	0	0	0	26.100
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	26.100	0	0	0	0	0	26.100
401	03	00	00	Primas	463.441	0	0	0	0	0	463.441
401	03	08	00	Primas de profesionalización a empleados	67.901	0	0	0	0	0	67.901
401	03	09	00	Primas por antigüedad a empleados	15.396	0	0	0	0	0	15.396
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	12.000	0	0	0	0	0	12.000
401	03	40	00	Primas de profesionalización al personal contratado	21.376	0	0	0	0	0	21.376
401	03	41	00	Primas por antigüedad al personal contratado	20.394	0	0	0	0	0	20.394
401	03	47	00	Primas al personal de alto nivel y de dirección	23.977	0	0	0	0	0	23.977
401	03	95	00	Otras primas al personal de alto nivel y de dirección	14.400	0	0	0	0	0	14.400
401	03	97	00	Otras primas a empleados	287.997	0	0	0	0	0	287.997
401	04	00	00	Complementos de sueldos y salarios	1.203.495	0	0	0	0	0	1.203.495
401	04	08	00	Bono compensatorio de alimentación a empleados	372.780	0	0	0	0	0	372.780
401	04	26	00	Bono compensatorio de alimentación al personal contratado	313.920	0	0	0	0	0	313.920
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.620	0	0	0	0	0	19.620
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	17.025	0	0	0	0	0	17.025
401	04	96	00	Otros complementos a empleados	153.853	0	0	0	0	0	153.853
401	04	98	00	Otros complementos al personal contratado	326.297	0	0	0	0	0	326.297
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	871.038	0	0	0	0	0	871.038

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119196 130119000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: DIFUNDIR INFORMACIÓN VERAZ Y OPORTUNA SOBRE PLANES, PROYECTOS, OBRAS, PROGRAMAS Y POLÍTICAS SOCIO LABORALES, ASÍ COMO SOBRE VALORES Y DERECHOS SOCIALES, A TRAVÉS DE LA ELABORACIÓN DE DIFERENTES PRODUCTOS O PIEZAS COMUNICACIONALES DISEÑADOS Y DIRIGIDAS A AUDIENCIAS INTERNAS Y EXTERNAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.500.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130119001 DISEÑO, DIAGRAMACIÓN Y ELABORACIÓN DE PRODUCTOS IMPRESOS

UNIDAD DE MEDIDA: PIEZA **META:** 60

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMACIÓN Y RELACIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	01	00	Aguinaldos a empleados	335.043	0	0	0	0	0	335.043
401	05	03	00	Bono vacacional a empleados	156.641	0	0	0	0	0	156.641
401	05	07	00	Aguinaldos al personal contratado	232.422	0	0	0	0	0	232.422
401	05	08	00	Bono vacacional al personal contratado	108.665	0	0	0	0	0	108.665
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	26.076	0	0	0	0	0	26.076
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	12.191	0	0	0	0	0	12.191
401	06	00	00	Aportes patronales y legales	148.168	0	0	0	0	0	148.168
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	48.739	0	0	0	0	0	48.739
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	15.644	0	0	0	0	0	15.644
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	9.207	0	0	0	0	0	9.207
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	18.797	0	0	0	0	0	18.797
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	34.992	0	0	0	0	0	34.992
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	13.040	0	0	0	0	0	13.040
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.187	0	0	0	0	0	2.187
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	737	0	0	0	0	0	737
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.463	0	0	0	0	0	1.463
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	3.362	0	0	0	0	0	3.362
401	07	00	00	Asistencia socio-económica	68.713	0	0	0	0	0	68.713
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	28.933	0	0	0	0	0	28.933
401	07	33	00	Asistencia socio-económica al personal contratado	39.780	0	0	0	0	0	39.780
401	08	00	00	Prestaciones sociales e indemnizaciones	479.173	0	0	0	0	0	479.173
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	269.652	0	0	0	0	0	269.652
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	190.952	0	0	0	0	0	190.952

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119196 130119000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: DIFUNDIR INFORMACIÓN VERAZ Y OPORTUNA SOBRE PLANES, PROYECTOS, OBRAS, PROGRAMAS Y POLÍTICAS SOCIO LABORALES, ASÍ COMO SOBRE VALORES Y DERECHOS SOCIALES, A TRAVÉS DE LA ELABORACIÓN DE DIFERENTES PRODUCTOS O PIEZAS COMUNICACIONALES DISEÑADOS Y DIRIGIDAS A AUDIENCIAS INTERNAS Y EXTERNAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.500.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130119001 DISEÑO, DIAGRAMACIÓN Y ELABORACIÓN DE PRODUCTOS IMPRESOS

UNIDAD DE MEDIDA: PIEZA **META:** 60

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMACIÓN Y RELACIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	18.569	0	0	0	0	0	18.569
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**167.615**	**0**	**0**	**0**	**0**	**0**	**167.615**
402	05	00	00	Productos de papel, cartón e impresos	71.655	0	0	0	0	0	71.655
402	05	01	00	Pulpa de madera, papel y cartón	1.718	0	0	0	0	0	1.718
402	05	03	00	Productos de papel y cartón para oficina	10.018	0	0	0	0	0	10.018
402	05	04	00	Libros, revistas y periódicos	47.565	0	0	0	0	0	47.565
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	12.354	0	0	0	0	0	12.354
402	10	00	00	Productos varios y útiles diversos	95.960	0	0	0	0	0	95.960
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	29.309	0	0	0	0	0	29.309
402	10	08	00	Materiales para equipos de computación	66.651	0	0	0	0	0	66.651
403	**00**	**00**	**00**	**Servicios no personales**	**3.451.161**	**0**	**0**	**0**	**0**	**0**	**3.451.161**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.041.254	0	0	0	0	0	3.041.254
403	07	02	00	Imprenta y reproducción	1.469.491	0	0	0	0	0	1.469.491
403	07	04	00	Avisos	1.571.763	0	0	0	0	0	1.571.763
403	18	00	00	Impuestos indirectos	409.907	0	0	0	0	0	409.907
403	18	01	00	Impuesto al valor agregado	409.907	0	0	0	0	0	409.907
404	**00**	**00**	**00**	**Activos reales**	**207.025**	**0**	**0**	**0**	**0**	**0**	**207.025**
404	05	00	00	Equipos de comunicaciones y de señalamiento	33.998	0	0	0	0	0	33.998
404	05	01	00	Equipos de telecomunicaciones	33.998	0	0	0	0	0	33.998
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	173.027	0	0	0	0	0	173.027
404	09	02	00	Equipos de computación	173.027	0	0	0	0	0	173.027
				Totales	**8.025.091**	**0**	**0**	**0**	**0**	**0**	**8.025.091**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119196 130119000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: DIFUNDIR INFORMACIÓN VERAZ Y OPORTUNA SOBRE PLANES, PROYECTOS, OBRAS, PROGRAMAS Y POLÍTICAS SOCIO LABORALES, ASÍ COMO SOBRE VALORES Y DERECHOS SOCIALES, A TRAVÉS DE LA ELABORACIÓN DE DIFERENTES PRODUCTOS O PIEZAS COMUNICACIONALES DISEÑADOS Y DIRIGIDAS A AUDIENCIAS INTERNAS Y EXTERNAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.500.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130119002 DISEÑO, DIAGRAMACIÓN Y ELABORACIÓN DE PRODUCTOS AUDIOVISUALES

UNIDAD DE MEDIDA: PIEZA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMACIÓN Y RELACIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**886.848**	**0**	**0**	**0**	**0**	**0**	**886.848**
402	03	00	00	Textiles y vestuarios	752.473	0	0	0	0	0	752.473
402	03	02	00	Prendas de vestir	752.473	0	0	0	0	0	752.473
402	05	00	00	Productos de papel, cartón e impresos	17.164	0	0	0	0	0	17.164
402	05	03	00	Productos de papel y cartón para oficina	6.903	0	0	0	0	0	6.903
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.261	0	0	0	0	0	10.261
402	10	00	00	Productos varios y útiles diversos	117.211	0	0	0	0	0	117.211
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	35.260	0	0	0	0	0	35.260
402	10	08	00	Materiales para equipos de computación	81.951	0	0	0	0	0	81.951
403	**00**	**00**	**00**	**Servicios no personales**	**1.361.020**	**0**	**0**	**0**	**0**	**0**	**1.361.020**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.120.177	0	0	0	0	0	1.120.177
403	07	01	00	Publicidad y propaganda	1.120.177	0	0	0	0	0	1.120.177
403	18	00	00	Impuestos indirectos	240.843	0	0	0	0	0	240.843
403	18	01	00	Impuesto al valor agregado	240.843	0	0	0	0	0	240.843
				Totales	**2.247.868**	**0**	**0**	**0**	**0**	**0**	**2.247.868**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119196 130119000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: DIFUNDIR INFORMACIÓN VERAZ Y OPORTUNA SOBRE PLANES, PROYECTOS, OBRAS, PROGRAMAS Y POLÍTICAS SOCIO LABORALES, ASÍ COMO SOBRE VALORES Y DERECHOS SOCIALES, A TRAVÉS DE LA ELABORACIÓN DE DIFERENTES PRODUCTOS O PIEZAS COMUNICACIONALES DISEÑADOS Y DIRIGIDAS A AUDIENCIAS INTERNAS Y EXTERNAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.500.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130119003 ORGANIZACIÓN Y PRODUCCIÓN DE EVENTOS Y ACTOS OFICIALES PARA EL FORTALECIMIENTO INSTITUCIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMACIÓN Y RELACIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**568.494**	**0**	**0**	**0**	**0**	**0**	**568.494**
402	01	00	00	Productos alimenticios y agropecuarios	83.529	0	0	0	0	0	83.529
402	01	01	00	Alimentos y bebidas para personas	83.529	0	0	0	0	0	83.529
402	05	00	00	Productos de papel, cartón e impresos	35.573	0	0	0	0	0	35.573
402	05	01	00	Pulpa de madera, papel y cartón	6.014	0	0	0	0	0	6.014
402	05	02	00	Envases y cajas de papel y cartón	1.504	0	0	0	0	0	1.504
402	05	03	00	Productos de papel y cartón para oficina	13.215	0	0	0	0	0	13.215
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	14.840	0	0	0	0	0	14.840
402	06	00	00	Productos químicos y derivados	100.104	0	0	0	0	0	100.104
402	06	08	00	Productos plásticos	100.104	0	0	0	0	0	100.104
402	10	00	00	Productos varios y útiles diversos	349.288	0	0	0	0	0	349.288
402	10	02	00	Materiales y útiles de limpieza y aseo	10.842	0	0	0	0	0	10.842
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	61.764	0	0	0	0	0	61.764
402	10	06	00	Condecoraciones, ofrendas y similares	140.857	0	0	0	0	0	140.857
402	10	08	00	Materiales para equipos de computación	135.825	0	0	0	0	0	135.825
403	**00**	**00**	**00**	**Servicios no personales**	**2.816.500**	**0**	**0**	**0**	**0**	**0**	**2.816.500**
403	01	00	00	Alquileres de inmuebles	168.223	0	0	0	0	0	168.223
403	01	01	00	Alquileres de edificios y locales	168.223	0	0	0	0	0	168.223
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.697.920	0	0	0	0	0	1.697.920
403	07	02	00	Imprenta y reproducción	134.042	0	0	0	0	0	134.042
403	07	03	00	Relaciones sociales	1.563.878	0	0	0	0	0	1.563.878
403	09	00	00	Viáticos y pasajes	131.936	0	0	0	0	0	131.936
403	09	01	00	Viáticos y pasajes dentro del país	131.936	0	0	0	0	0	131.936
403	18	00	00	Impuestos indirectos	362.678	0	0	0	0	0	362.678

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119196 130119000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: DIFUNDIR INFORMACIÓN VERAZ Y OPORTUNA SOBRE PLANES, PROYECTOS, OBRAS, PROGRAMAS Y POLÍTICAS SOCIO LABORALES, ASÍ COMO SOBRE VALORES Y DERECHOS SOCIALES, A TRAVÉS DE LA ELABORACIÓN DE DIFERENTES PRODUCTOS O PIEZAS COMUNICACIONALES DISEÑADOS Y DIRIGIDAS A AUDIENCIAS INTERNAS Y EXTERNAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.500.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130119003 ORGANIZACIÓN Y PRODUCCIÓN DE EVENTOS Y ACTOS OFICIALES PARA EL FORTALECIMIENTO INSTITUCIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMACIÓN Y RELACIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	362.678	0	0	0	0	0	362.678
403	99	00	00	Otros servicios no personales	455.743	0	0	0	0	0	455.743
403	99	01	00	Otros servicios no personales	455.743	0	0	0	0	0	455.743
				Totales	**3.384.994**	**0**	**0**	**0**	**0**	**0**	**3.384.994**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119196 130119000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: DIFUNDIR INFORMACIÓN VERAZ Y OPORTUNA SOBRE PLANES, PROYECTOS, OBRAS, PROGRAMAS Y POLÍTICAS SOCIO LABORALES, ASÍ COMO SOBRE VALORES Y DERECHOS SOCIALES, A TRAVÉS DE LA ELABORACIÓN DE DIFERENTES PRODUCTOS O PIEZAS COMUNICACIONALES DISEÑADOS Y DIRIGIDAS A AUDIENCIAS INTERNAS Y EXTERNAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.500.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130119004 MODERNIZACIÓN DE EQUIPOS DE LAS UNIDADES DE PRENSA Y AUDIOVISUAL

UNIDAD DE MEDIDA: EQUIPO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMACIÓN Y RELACIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**45.992**	**0**	**0**	**0**	**0**	**0**	**45.992**
402	10	00	00	Productos varios y útiles diversos	11.202	0	0	0	0	0	11.202
402	10	08	00	Materiales para equipos de computación	1.412	0	0	0	0	0	1.412
402	10	13	00	Materiales fotográficos	9.790	0	0	0	0	0	9.790
402	99	00	00	Otros materiales y suministros	34.790	0	0	0	0	0	34.790
402	99	01	00	Otros materiales y suministros	34.790	0	0	0	0	0	34.790
403	**00**	**00**	**00**	**Servicios no personales**	**23.519**	**0**	**0**	**0**	**0**	**0**	**23.519**
403	18	00	00	Impuestos indirectos	23.519	0	0	0	0	0	23.519
403	18	01	00	Impuesto al valor agregado	23.519	0	0	0	0	0	23.519
404	**00**	**00**	**00**	**Activos reales**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	20.000	0	0	0	0	0	20.000
404	99	00	00	Otros activos reales	130.000	0	0	0	0	0	130.000
404	99	01	00	Otros activos reales	130.000	0	0	0	0	0	130.000
				Totales	**219.511**	**0**	**0**	**0**	**0**	**0**	**219.511**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119153 130120000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO

OBJETIVO DEL PROYECTO: ATENDER, ASESORAR, PROTEGER Y DEFENDER, DENTRO DE LA NORMATIVA LEGAL, LOS DERECHOS LABORALES QUE INTERPONGAN LOS TRABAJADORES Y TRABAJADORAS ANTE LAS INSPECTORÍAS DEL TRABAJO A NIVEL NACIONAL

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**209.307.932**	0	0	0	0	0	**209.307.932**
401	01	00	00	Sueldos, salarios y otras retribuciones	44.507.689	0	0	0	0	0	44.507.689
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	19.817.490	0	0	0	0	0	19.817.490
401	01	18	00	Remuneraciones al personal contratado	24.690.199	0	0	0	0	0	24.690.199
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.765.545	0	0	0	0	0	2.765.545
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.765.545	0	0	0	0	0	2.765.545
401	03	00	00	Primas	20.485.147	0	0	0	0	0	20.485.147
401	03	08	00	Primas de profesionalización a empleados	2.388.531	0	0	0	0	0	2.388.531
401	03	09	00	Primas por antigüedad a empleados	1.172.201	0	0	0	0	0	1.172.201
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	51.600	0	0	0	0	0	51.600
401	03	37	00	Primas de transporte al personal contratado	1.002.000	0	0	0	0	0	1.002.000
401	03	40	00	Primas de profesionalización al personal contratado	1.682.337	0	0	0	0	0	1.682.337
401	03	41	00	Primas por antigüedad al personal contratado	853.532	0	0	0	0	0	853.532
401	03	97	00	Otras primas a empleados	13.334.946	0	0	0	0	0	13.334.946
401	04	00	00	Complementos de sueldos y salarios	62.195.896	0	0	0	0	0	62.195.896
401	04	08	00	Bono compensatorio de alimentación a empleados	14.754.240	0	0	0	0	0	14.754.240
401	04	26	00	Bono compensatorio de alimentación al personal contratado	19.247.220	0	0	0	0	0	19.247.220
401	04	96	00	Otros complementos a empleados	8.660.330	0	0	0	0	0	8.660.330
401	04	98	00	Otros complementos al personal contratado	19.534.106	0	0	0	0	0	19.534.106
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	43.722.256	0	0	0	0	0	43.722.256
401	05	01	00	Aguinaldos a empleados	15.216.682	0	0	0	0	0	15.216.682
401	05	03	00	Bono vacacional a empleados	7.114.298	0	0	0	0	0	7.114.298
401	05	07	00	Aguinaldos al personal contratado	14.576.353	0	0	0	0	0	14.576.353
401	05	08	00	Bono vacacional al personal contratado	6.814.923	0	0	0	0	0	6.814.923
401	06	00	00	Aportes patronales y legales	6.830.585	0	0	0	0	0	6.830.585
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.992.668	0	0	0	0	0	1.992.668
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	594.546	0	0	0	0	0	594.546
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	376.408	0	0	0	0	0	376.408

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119153 130120000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO

OBJETIVO DEL PROYECTO: ATENDER, ASESORAR, PROTEGER Y DEFENDER, DENTRO DE LA NORMATIVA LEGAL, LOS DERECHOS LABORALES QUE INTERPONGAN LOS TRABAJADORES Y TRABAJADORAS ANTE LAS INSPECTORÍAS DEL TRABAJO A NIVEL NACIONAL

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	853.714	0	0	0	0	0	853.714
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.195.460	0	0	0	0	0	2.195.460
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	817.789	0	0	0	0	0	817.789
401	07	00	00	Asistencia socio-económica	3.726.362	0	0	0	0	0	3.726.362
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.883.295	0	0	0	0	0	1.883.295
401	07	33	00	Asistencia socio-económica al personal contratado	1.843.067	0	0	0	0	0	1.843.067
401	08	00	00	Prestaciones sociales e indemnizaciones	25.074.452	0	0	0	0	0	25.074.452
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	13.522.422	0	0	0	0	0	13.522.422
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.552.030	0	0	0	0	0	11.552.030
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.024.273**	**0**	**0**	**0**	**0**	**0**	**4.024.273**
402	01	00	00	Productos alimenticios y agropecuarios	267.604	0	0	0	0	0	267.604
402	01	01	00	Alimentos y bebidas para personas	267.604	0	0	0	0	0	267.604
402	04	00	00	Productos de cuero y caucho	181.194	0	0	0	0	0	181.194
402	04	03	00	Cauchos y tripas para vehículos	181.194	0	0	0	0	0	181.194
402	05	00	00	Productos de papel, cartón e impresos	1.044.193	0	0	0	0	0	1.044.193
402	05	01	00	Pulpa de madera, papel y cartón	181.185	0	0	0	0	0	181.185
402	05	03	00	Productos de papel y cartón para oficina	863.008	0	0	0	0	0	863.008
402	06	00	00	Productos químicos y derivados	440.525	0	0	0	0	0	440.525
402	06	03	00	Tintas, pinturas y colorantes	181.189	0	0	0	0	0	181.189
402	06	06	00	Combustibles y lubricantes	81.486	0	0	0	0	0	81.486
402	06	08	00	Productos plásticos	177.850	0	0	0	0	0	177.850
402	08	00	00	Productos metálicos	327.749	0	0	0	0	0	327.749
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	78.486	0	0	0	0	0	78.486
402	08	09	00	Repuestos y accesorios para equipos de transporte	249.263	0	0	0	0	0	249.263
402	10	00	00	Productos varios y útiles diversos	1.696.407	0	0	0	0	0	1.696.407
402	10	02	00	Materiales y útiles de limpieza y aseo	181.194	0	0	0	0	0	181.194
402	10	03	00	Utensilios de cocina y comedor	180.951	0	0	0	0	0	180.951
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	300.519	0	0	0	0	0	300.519

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119153 130120000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO

OBJETIVO DEL PROYECTO: ATENDER, ASESORAR, PROTEGER Y DEFENDER, DENTRO DE LA NORMATIVA LEGAL, LOS DERECHOS LABORALES QUE INTERPONGAN LOS TRABAJADORES Y TRABAJADORAS ANTE LAS INSPECTORÍAS DEL TRABAJO A NIVEL NACIONAL

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	863.029	0	0	0	0	0	863.029
402	10	11	00	Materiales eléctricos	97.645	0	0	0	0	0	97.645
402	10	12	00	Materiales para instalaciones sanitarias	73.069	0	0	0	0	0	73.069
402	99	00	00	Otros materiales y suministros	66.601	0	0	0	0	0	66.601
402	99	01	00	Otros materiales y suministros	66.601	0	0	0	0	0	66.601
403	**00**	**00**	**00**	**Servicios no personales**	**8.660.964**	**0**	**0**	**0**	**0**	**0**	**8.660.964**
403	06	00	00	Servicios de transporte y almacenaje	630.828	0	0	0	0	0	630.828
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	630.828	0	0	0	0	0	630.828
403	07	00	00	Servicios de información, impresión y relaciones públicas	640.488	0	0	0	0	0	640.488
403	07	02	00	Imprenta y reproducción	6.030	0	0	0	0	0	6.030
403	07	03	00	Relaciones sociales	634.458	0	0	0	0	0	634.458
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	221.651	0	0	0	0	0	221.651
403	08	02	00	Comisiones y gastos bancarios	221.651	0	0	0	0	0	221.651
403	09	00	00	Viáticos y pasajes	1.926.683	0	0	0	0	0	1.926.683
403	09	01	00	Viáticos y pasajes dentro del país	1.926.683	0	0	0	0	0	1.926.683
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.542.585	0	0	0	0	0	2.542.585
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.590.864	0	0	0	0	0	1.590.864
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	951.721	0	0	0	0	0	951.721
403	12	00	00	Conservación y reparaciones menores de obras	1.268.903	0	0	0	0	0	1.268.903
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.268.903	0	0	0	0	0	1.268.903
403	18	00	00	Impuestos indirectos	1.429.826	0	0	0	0	0	1.429.826
403	18	01	00	Impuesto al valor agregado	1.429.826	0	0	0	0	0	1.429.826
404	**00**	**00**	**00**	**Activos reales**	**693.894**	**0**	**0**	**0**	**0**	**0**	**693.894**
404	01	00	00	Repuestos y reparaciones mayores	3.708	0	0	0	0	0	3.708
404	01	02	00	Reparaciones mayores de maquinaria y equipos	3.708	0	0	0	0	0	3.708
404	01	02	06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional	3.708	0	0	0	0	0	3.708
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	121.770	0	0	0	0	0	121.770
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	121.770	0	0	0	0	0	121.770

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119153 130120000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO

OBJETIVO DEL PROYECTO: ATENDER, ASESORAR, PROTEGER Y DEFENDER, DENTRO DE LA NORMATIVA LEGAL, LOS DERECHOS LABORALES QUE INTERPONGAN LOS TRABAJADORES Y TRABAJADORAS ANTE LAS INSPECTORÍAS DEL TRABAJO A NIVEL NACIONAL

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	71.626	0	0	0	0	0	71.626
404	05	01	00	Equipos de telecomunicaciones	71.626	0	0	0	0	0	71.626
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	496.790	0	0	0	0	0	496.790
404	09	01	00	Mobiliario y equipos de oficina	160.255	0	0	0	0	0	160.255
404	09	02	00	Equipos de computación	136.467	0	0	0	0	0	136.467
404	09	03	00	Mobiliario y equipos de alojamiento	200.068	0	0	0	0	0	200.068
				Totales	**222.687.063**	**0**	**0**	**0**	**0**	**0**	**222.687.063**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119153 130120000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO

OBJETIVO DEL PROYECTO: ATENDER, ASESORAR, PROTEGER Y DEFENDER, DENTRO DE LA NORMATIVA LEGAL, LOS DERECHOS LABORALES QUE INTERPONGAN LOS TRABAJADORES Y TRABAJADORAS ANTE LAS INSPECTORÍAS DEL TRABAJO A NIVEL NACIONAL

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119153 130120000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO

OBJETIVO DEL PROYECTO: ATENDER, ASESORAR, PROTEGER Y DEFENDER, DENTRO DE LA NORMATIVA LEGAL, LOS DERECHOS LABORALES QUE INTERPONGAN LOS TRABAJADORES Y TRABAJADORAS ANTE LAS INSPECTORÍAS DEL TRABAJO A NIVEL NACIONAL

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130120001 ATENCIÓN DE LAS SOLICITUDES INTERPUESTAS POR LOS CIUDADANOS Y CIUDADANAS ANTE LAS INSPECTORÍAS DEL TRABAJO.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 157.720

RESPONSABLE/EJECUTOR: INSPECTORÍAS DEL TRABAJO DE ÁMBITO LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**162.008.378**	**0**	**0**	**0**	**0**	**0**	**162.008.378**
401	01	00	00	Sueldos, salarios y otras retribuciones	36.485.027	0	0	0	0	0	36.485.027
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	11.986.570	0	0	0	0	0	11.986.570
401	01	18	00	Remuneraciones al personal contratado	24.498.457	0	0	0	0	0	24.498.457
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.117.272	0	0	0	0	0	1.117.272
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.117.272	0	0	0	0	0	1.117.272
401	03	00	00	Primas	12.050.893	0	0	0	0	0	12.050.893
401	03	08	00	Primas de profesionalización a empleados	1.149.055	0	0	0	0	0	1.149.055
401	03	09	00	Primas por antigüedad a empleados	671.093	0	0	0	0	0	671.093
401	03	37	00	Primas de transporte al personal contratado	966.000	0	0	0	0	0	966.000
401	03	40	00	Primas de profesionalización al personal contratado	1.678.897	0	0	0	0	0	1.678.897
401	03	41	00	Primas por antigüedad al personal contratado	841.492	0	0	0	0	0	841.492
401	03	97	00	Otras primas a empleados	6.744.356	0	0	0	0	0	6.744.356
401	04	00	00	Complementos de sueldos y salarios	52.512.035	0	0	0	0	0	52.512.035
401	04	08	00	Bono compensatorio de alimentación a empleados	9.378.360	0	0	0	0	0	9.378.360
401	04	26	00	Bono compensatorio de alimentación al personal contratado	19.109.880	0	0	0	0	0	19.109.880
401	04	96	00	Otros complementos a empleados	4.612.181	0	0	0	0	0	4.612.181
401	04	98	00	Otros complementos al personal contratado	19.411.614	0	0	0	0	0	19.411.614
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	33.242.003	0	0	0	0	0	33.242.003
401	05	01	00	Aguinaldos a empleados	8.181.571	0	0	0	0	0	8.181.571
401	05	03	00	Bono vacacional a empleados	3.825.152	0	0	0	0	0	3.825.152
401	05	07	00	Aguinaldos al personal contratado	14.470.055	0	0	0	0	0	14.470.055
401	05	08	00	Bono vacacional al personal contratado	6.765.225	0	0	0	0	0	6.765.225
401	06	00	00	Aportes patronales y legales	5.183.023	0	0	0	0	0	5.183.023

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119153 130120000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO

OBJETIVO DEL PROYECTO: ATENDER, ASESORAR, PROTEGER Y DEFENDER, DENTRO DE LA NORMATIVA LEGAL, LOS DERECHOS LABORALES QUE INTERPONGAN LOS TRABAJADORES Y TRABAJADORAS ANTE LAS INSPECTORÍAS DEL TRABAJO A NIVEL NACIONAL

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130120001 ATENCIÓN DE LAS SOLICITUDES INTERPUESTAS POR LOS CIUDADANOS Y CIUDADANAS ANTE LAS INSPECTORÍAS DEL TRABAJO.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 157.720

RESPONSABLE/EJECUTOR: INSPECTORÍAS DEL TRABAJO DE ÁMBITO LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.154.349	0	0	0	0	0	1.154.349
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	359.621	0	0	0	0	0	359.621
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	218.058	0	0	0	0	0	218.058
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	459.019	0	0	0	0	0	459.019
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.180.151	0	0	0	0	0	2.180.151
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	811.825	0	0	0	0	0	811.825
401	07	00	00	Asistencia socio-económica	2.878.637	0	0	0	0	0	2.878.637
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.047.308	0	0	0	0	0	1.047.308
401	07	33	00	Asistencia socio-económica al personal contratado	1.831.329	0	0	0	0	0	1.831.329
401	08	00	00	Prestaciones sociales e indemnizaciones	18.539.488	0	0	0	0	0	18.539.488
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	7.079.306	0	0	0	0	0	7.079.306
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.460.182	0	0	0	0	0	11.460.182
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.136.858**	**0**	**0**	**0**	**0**	**0**	**1.136.858**
402	01	00	00	Productos alimenticios y agropecuarios	75.634	0	0	0	0	0	75.634
402	01	01	00	Alimentos y bebidas para personas	75.634	0	0	0	0	0	75.634
402	04	00	00	Productos de cuero y caucho	50.372	0	0	0	0	0	50.372
402	04	03	00	Cauchos y tripas para vehículos	50.372	0	0	0	0	0	50.372
402	05	00	00	Productos de papel, cartón e impresos	302.237	0	0	0	0	0	302.237
402	05	01	00	Pulpa de madera, papel y cartón	50.371	0	0	0	0	0	50.371
402	05	03	00	Productos de papel y cartón para oficina	251.866	0	0	0	0	0	251.866
402	06	00	00	Productos químicos y derivados	121.420	0	0	0	0	0	121.420
402	06	03	00	Tintas, pinturas y colorantes	50.369	0	0	0	0	0	50.369
402	06	06	00	Combustibles y lubricantes	20.682	0	0	0	0	0	20.682
402	06	08	00	Productos plásticos	50.369	0	0	0	0	0	50.369

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119153 130120000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO

OBJETIVO DEL PROYECTO: ATENDER, ASESORAR, PROTEGER Y DEFENDER, DENTRO DE LA NORMATIVA LEGAL, LOS DERECHOS LABORALES QUE INTERPONGAN LOS TRABAJADORES Y TRABAJADORAS ANTE LAS INSPECTORÍAS DEL TRABAJO A NIVEL NACIONAL

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130120001 ATENCIÓN DE LAS SOLICITUDES INTERPUESTAS POR LOS CIUDADANOS Y CIUDADANAS ANTE LAS INSPECTORÍAS DEL TRABAJO.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 157.720

RESPONSABLE/EJECUTOR: INSPECTORÍAS DEL TRABAJO DE ÁMBITO LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	90.906	0	0	0	0	0	90.906
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	20.384	0	0	0	0	0	20.384
402	08	09	00	Repuestos y accesorios para equipos de transporte	70.522	0	0	0	0	0	70.522
402	10	00	00	Productos varios y útiles diversos	480.198	0	0	0	0	0	480.198
402	10	02	00	Materiales y útiles de limpieza y aseo	50.370	0	0	0	0	0	50.370
402	10	03	00	Utensilios de cocina y comedor	50.369	0	0	0	0	0	50.369
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	85.633	0	0	0	0	0	85.633
402	10	08	00	Materiales para equipos de computación	251.868	0	0	0	0	0	251.868
402	10	11	00	Materiales eléctricos	25.421	0	0	0	0	0	25.421
402	10	12	00	Materiales para instalaciones sanitarias	16.537	0	0	0	0	0	16.537
402	99	00	00	Otros materiales y suministros	16.091	0	0	0	0	0	16.091
402	99	01	00	Otros materiales y suministros	16.091	0	0	0	0	0	16.091
403	**00**	**00**	**00**	**Servicios no personales**	**6.827.961**	**0**	**0**	**0**	**0**	**0**	**6.827.961**
403	06	00	00	Servicios de transporte y almacenaje	524.441	0	0	0	0	0	524.441
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	524.441	0	0	0	0	0	524.441
403	07	00	00	Servicios de información, impresión y relaciones públicas	524.453	0	0	0	0	0	524.453
403	07	03	00	Relaciones sociales	524.453	0	0	0	0	0	524.453
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	183.600	0	0	0	0	0	183.600
403	08	02	00	Comisiones y gastos bancarios	183.600	0	0	0	0	0	183.600
403	09	00	00	Viáticos y pasajes	1.573.347	0	0	0	0	0	1.573.347
403	09	01	00	Viáticos y pasajes dentro del pais	1.573.347	0	0	0	0	0	1.573.347
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.097.799	0	0	0	0	0	2.097.799
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.311.121	0	0	0	0	0	1.311.121
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	786.678	0	0	0	0	0	786.678

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119153 130120000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO

OBJETIVO DEL PROYECTO: ATENDER, ASESORAR, PROTEGER Y DEFENDER, DENTRO DE LA NORMATIVA LEGAL, LOS DERECHOS LABORALES QUE INTERPONGAN LOS TRABAJADORES Y TRABAJADORAS ANTE LAS INSPECTORÍAS DEL TRABAJO A NIVEL NACIONAL

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130120001 ATENCIÓN DE LAS SOLICITUDES INTERPUESTAS POR LOS CIUDADANOS Y CIUDADANAS ANTE LAS INSPECTORÍAS DEL TRABAJO.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 157.720

RESPONSABLE/EJECUTOR: INSPECTORÍAS DEL TRABAJO DE ÁMBITO LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	1.048.870	0	0	0	0	0	1.048.870
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.048.870	0	0	0	0	0	1.048.870
403	18	00	00	Impuestos indirectos	875.451	0	0	0	0	0	875.451
403	18	01	00	Impuesto al valor agregado	875.451	0	0	0	0	0	875.451
404	**00**	**00**	**00**	**Activos reales**	**206.074**	**0**	**0**	**0**	**0**	**0**	**206.074**
404	01	00	00	Repuestos y reparaciones mayores	3.708	0	0	0	0	0	3.708
404	01	02	00	Reparaciones mayores de maquinaria y equipos	3.708	0	0	0	0	0	3.708
404	01	02	06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional	3.708	0	0	0	0	0	3.708
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	36.619	0	0	0	0	0	36.619
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	36.619	0	0	0	0	0	36.619
404	05	00	00	Equipos de comunicaciones y de señalamiento	18.954	0	0	0	0	0	18.954
404	05	01	00	Equipos de telecomunicaciones	18.954	0	0	0	0	0	18.954
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	146.793	0	0	0	0	0	146.793
404	09	01	00	Mobiliario y equipos de oficina	48.392	0	0	0	0	0	48.392
404	09	02	00	Equipos de computación	37.907	0	0	0	0	0	37.907
404	09	03	00	Mobiliario y equipos de alojamiento	60.494	0	0	0	0	0	60.494
				Totales	**170.179.271**	**0**	**0**	**0**	**0**	**0**	**170.179.271**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119153 130120000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO

OBJETIVO DEL PROYECTO: ATENDER, ASESORAR, PROTEGER Y DEFENDER, DENTRO DE LA NORMATIVA LEGAL, LOS DERECHOS LABORALES QUE INTERPONGAN LOS TRABAJADORES Y TRABAJADORAS ANTE LAS INSPECTORÍAS DEL TRABAJO A NIVEL NACIONAL

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130120002 INSPECCIÓN Y REINSPECCIÓN A LOS CENTROS DE TRABAJO PARA VERIFICAR EL CUMPLIMIENTO DE LA NORMATIVA LABORAL.

UNIDAD DE MEDIDA: VISITA **META:** 30.350

RESPONSABLE/EJECUTOR: INSPECTORÍAS DEL TRABAJO DE ÁMBITO LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**919.334**	**0**	**0**	**0**	**0**	**0**	**919.334**
402	01	00	00	Productos alimenticios y agropecuarios	60.147	0	0	0	0	0	60.147
402	01	01	00	Alimentos y bebidas para personas	60.147	0	0	0	0	0	60.147
402	04	00	00	Productos de cuero y caucho	40.105	0	0	0	0	0	40.105
402	04	03	00	Cauchos y tripas para vehículos	40.105	0	0	0	0	0	40.105
402	05	00	00	Productos de papel, cartón e impresos	240.592	0	0	0	0	0	240.592
402	05	01	00	Pulpa de madera, papel y cartón	40.097	0	0	0	0	0	40.097
402	05	03	00	Productos de papel y cartón para oficina	200.495	0	0	0	0	0	200.495
402	06	00	00	Productos químicos y derivados	98.265	0	0	0	0	0	98.265
402	06	03	00	Tintas, pinturas y colorantes	40.098	0	0	0	0	0	40.098
402	06	06	00	Combustibles y lubricantes	18.068	0	0	0	0	0	18.068
402	06	08	00	Productos plásticos	40.099	0	0	0	0	0	40.099
402	08	00	00	Productos metálicos	71.491	0	0	0	0	0	71.491
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	15.364	0	0	0	0	0	15.364
402	08	09	00	Repuestos y accesorios para equipos de transporte	56.127	0	0	0	0	0	56.127
402	10	00	00	Productos varios y útiles diversos	391.216	0	0	0	0	0	391.216
402	10	02	00	Materiales y útiles de limpieza y aseo	40.097	0	0	0	0	0	40.097
402	10	03	00	Utensilios de cocina y comedor	39.854	0	0	0	0	0	39.854
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	68.164	0	0	0	0	0	68.164
402	10	08	00	Materiales para equipos de computación	200.496	0	0	0	0	0	200.496
402	10	11	00	Materiales eléctricos	21.481	0	0	0	0	0	21.481
402	10	12	00	Materiales para instalaciones sanitarias	21.124	0	0	0	0	0	21.124
402	99	00	00	Otros materiales y suministros	17.518	0	0	0	0	0	17.518
402	99	01	00	Otros materiales y suministros	17.518	0	0	0	0	0	17.518

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119153 130120000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO

OBJETIVO DEL PROYECTO: ATENDER, ASESORAR, PROTEGER Y DEFENDER, DENTRO DE LA NORMATIVA LEGAL, LOS DERECHOS LABORALES QUE INTERPONGAN LOS TRABAJADORES Y TRABAJADORAS ANTE LAS INSPECTORÍAS DEL TRABAJO A NIVEL NACIONAL

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130120002 INSPECCIÓN Y REINSPECCIÓN A LOS CENTROS DE TRABAJO PARA VERIFICAR EL CUMPLIMIENTO DE LA NORMATIVA LABORAL.

UNIDAD DE MEDIDA: VISITA **META:** 30.350

RESPONSABLE/EJECUTOR: INSPECTORÍAS DEL TRABAJO DE ÁMBITO LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**732.388**	**0**	**0**	**0**	**0**	**0**	**732.388**
403	06	00	00	Servicios de transporte y almacenaje	44.762	0	0	0	0	0	44.762
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	44.762	0	0	0	0	0	44.762
403	07	00	00	Servicios de información, impresión y relaciones públicas	44.762	0	0	0	0	0	44.762
403	07	03	00	Relaciones sociales	44.762	0	0	0	0	0	44.762
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	22.003	0	0	0	0	0	22.003
403	08	02	00	Comisiones y gastos bancarios	22.003	0	0	0	0	0	22.003
403	09	00	00	Viáticos y pasajes	155.917	0	0	0	0	0	155.917
403	09	01	00	Viáticos y pasajes dentro del país	155.917	0	0	0	0	0	155.917
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	179.087	0	0	0	0	0	179.087
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	111.918	0	0	0	0	0	111.918
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	67.169	0	0	0	0	0	67.169
403	12	00	00	Conservación y reparaciones menores de obras	89.535	0	0	0	0	0	89.535
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	89.535	0	0	0	0	0	89.535
403	18	00	00	Impuestos indirectos	196.322	0	0	0	0	0	196.322
403	18	01	00	Impuesto al valor agregado	196.322	0	0	0	0	0	196.322
404	**00**	**00**	**00**	**Activos reales**	**180.635**	**0**	**0**	**0**	**0**	**0**	**180.635**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	30.336	0	0	0	0	0	30.336
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	30.336	0	0	0	0	0	30.336
404	05	00	00	Equipos de comunicaciones y de señalamiento	20.295	0	0	0	0	0	20.295
404	05	01	00	Equipos de telecomunicaciones	20.295	0	0	0	0	0	20.295
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	130.004	0	0	0	0	0	130.004
404	09	01	00	Mobiliario y equipos de oficina	41.464	0	0	0	0	0	41.464
404	09	02	00	Equipos de computación	36.827	0	0	0	0	0	36.827

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119153 130120000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO

OBJETIVO DEL PROYECTO: ATENDER, ASESORAR, PROTEGER Y DEFENDER, DENTRO DE LA NORMATIVA LEGAL, LOS DERECHOS LABORALES QUE INTERPONGAN LOS TRABAJADORES Y TRABAJADORAS ANTE LAS INSPECTORÍAS DEL TRABAJO A NIVEL NACIONAL

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130120002 INSPECCIÓN Y REINSPECCIÓN A LOS CENTROS DE TRABAJO PARA VERIFICAR EL CUMPLIMIENTO DE LA NORMATIVA LABORAL.

UNIDAD DE MEDIDA: VISITA **META:** 30.350

RESPONSABLE/EJECUTOR: INSPECTORÍAS DEL TRABAJO DE ÁMBITO LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	51.713	0	0	0	0	0	51.713
				Totales	**1.832.357**	**0**	**0**	**0**	**0**	**0**	**1.832.357**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119153 130120000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO

OBJETIVO DEL PROYECTO: ATENDER, ASESORAR, PROTEGER Y DEFENDER, DENTRO DE LA NORMATIVA LEGAL, LOS DERECHOS LABORALES QUE INTERPONGAN LOS TRABAJADORES Y TRABAJADORAS ANTE LAS INSPECTORÍAS DEL TRABAJO A NIVEL NACIONAL

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130120003 EJECUCIÓN DE PROCEDIMIENTOS DE SANCIÓN POR INCUMPLIMIENTO DE LA NORMATIVA LABORAL.

UNIDAD DE MEDIDA: DECISIÓN **META:** 20.571

RESPONSABLE/EJECUTOR: INSPECTORÍAS DEL TRABAJO DE ÁMBITO LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**1.577.135**	0	0	0	0	0	**1.577.135**
402	01	00	00	Productos alimenticios y agropecuarios	105.667	0	0	0	0	0	105.667
402	01	01	00	Alimentos y bebidas para personas	105.667	0	0	0	0	0	105.667
402	04	00	00	Productos de cuero y caucho	73.282	0	0	0	0	0	73.282
402	04	03	00	Cauchos y tripas para vehículos	73.282	0	0	0	0	0	73.282
402	05	00	00	Productos de papel, cartón e impresos	396.746	0	0	0	0	0	396.746
402	05	01	00	Pulpa de madera, papel y cartón	73.282	0	0	0	0	0	73.282
402	05	03	00	Productos de papel y cartón para oficina	323.464	0	0	0	0	0	323.464
402	06	00	00	Productos químicos y derivados	178.996	0	0	0	0	0	178.996
402	06	03	00	Tintas, pinturas y colorantes	73.287	0	0	0	0	0	73.287
402	06	06	00	Combustibles y lubricantes	35.762	0	0	0	0	0	35.762
402	06	08	00	Productos plásticos	69.947	0	0	0	0	0	69.947
402	08	00	00	Productos metálicos	133.967	0	0	0	0	0	133.967
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	35.764	0	0	0	0	0	35.764
402	08	09	00	Repuestos y accesorios para equipos de transporte	98.203	0	0	0	0	0	98.203
402	10	00	00	Productos varios y útiles diversos	659.348	0	0	0	0	0	659.348
402	10	02	00	Materiales y útiles de limpieza y aseo	73.292	0	0	0	0	0	73.292
402	10	03	00	Utensilios de cocina y comedor	73.293	0	0	0	0	0	73.293
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	117.080	0	0	0	0	0	117.080
402	10	08	00	Materiales para equipos de computación	323.481	0	0	0	0	0	323.481
402	10	11	00	Materiales eléctricos	42.025	0	0	0	0	0	42.025
402	10	12	00	Materiales para instalaciones sanitarias	30.177	0	0	0	0	0	30.177
402	99	00	00	Otros materiales y suministros	29.129	0	0	0	0	0	29.129
402	99	01	00	Otros materiales y suministros	29.129	0	0	0	0	0	29.129

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119153 130120000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO

OBJETIVO DEL PROYECTO: ATENDER, ASESORAR, PROTEGER Y DEFENDER, DENTRO DE LA NORMATIVA LEGAL, LOS DERECHOS LABORALES QUE INTERPONGAN LOS TRABAJADORES Y TRABAJADORAS ANTE LAS INSPECTORÍAS DEL TRABAJO A NIVEL NACIONAL

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130120003 EJECUCIÓN DE PROCEDIMIENTOS DE SANCIÓN POR INCUMPLIMIENTO DE LA NORMATIVA LABORAL.

UNIDAD DE MEDIDA: DECISIÓN **META:** 20.571

RESPONSABLE/EJECUTOR: INSPECTORÍAS DEL TRABAJO DE ÁMBITO LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	00	00	00	**Servicios no personales**	**862.308**	**0**	**0**	**0**	**0**	**0**	**862.308**
403	06	00	00	Servicios de transporte y almacenaje	53.182	0	0	0	0	0	53.182
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	53.182	0	0	0	0	0	53.182
403	07	00	00	Servicios de información, impresión y relaciones públicas	53.182	0	0	0	0	0	53.182
403	07	03	00	Relaciones sociales	53.182	0	0	0	0	0	53.182
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	16.048	0	0	0	0	0	16.048
403	08	02	00	Comisiones y gastos bancarios	16.048	0	0	0	0	0	16.048
403	09	00	00	Viáticos y pasajes	137.204	0	0	0	0	0	137.204
403	09	01	00	Viáticos y pasajes dentro del país	137.204	0	0	0	0	0	137.204
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	212.751	0	0	0	0	0	212.751
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	132.969	0	0	0	0	0	132.969
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	79.782	0	0	0	0	0	79.782
403	12	00	00	Conservación y reparaciones menores de obras	106.374	0	0	0	0	0	106.374
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	106.374	0	0	0	0	0	106.374
403	18	00	00	Impuestos indirectos	283.567	0	0	0	0	0	283.567
403	18	01	00	Impuesto al valor agregado	283.567	0	0	0	0	0	283.567
404	00	00	00	**Activos reales**	**241.238**	**0**	**0**	**0**	**0**	**0**	**241.238**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	42.136	0	0	0	0	0	42.136
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	42.136	0	0	0	0	0	42.136
404	05	00	00	Equipos de comunicaciones y de señalamiento	26.038	0	0	0	0	0	26.038
404	05	01	00	Equipos de telecomunicaciones	26.038	0	0	0	0	0	26.038
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	173.064	0	0	0	0	0	173.064
404	09	01	00	Mobiliario y equipos de oficina	55.185	0	0	0	0	0	55.185
404	09	02	00	Equipos de computación	49.054	0	0	0	0	0	49.054

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119153 130120000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO

OBJETIVO DEL PROYECTO: ATENDER, ASESORAR, PROTEGER Y DEFENDER, DENTRO DE LA NORMATIVA LEGAL, LOS DERECHOS LABORALES QUE INTERPONGAN LOS TRABAJADORES Y TRABAJADORAS ANTE LAS INSPECTORÍAS DEL TRABAJO A NIVEL NACIONAL

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130120003 EJECUCIÓN DE PROCEDIMIENTOS DE SANCIÓN POR INCUMPLIMIENTO DE LA NORMATIVA LABORAL.

UNIDAD DE MEDIDA: DECISIÓN **META:** 20.571

RESPONSABLE/EJECUTOR: INSPECTORÍAS DEL TRABAJO DE ÁMBITO LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	68.825	0	0	0	0	0	68.825
				Totales	**2.680.681**	**0**	**0**	**0**	**0**	**0**	**2.680.681**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119153 130120000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO

OBJETIVO DEL PROYECTO: ATENDER, ASESORAR, PROTEGER Y DEFENDER, DENTRO DE LA NORMATIVA LEGAL, LOS DERECHOS LABORALES QUE INTERPONGAN LOS TRABAJADORES Y TRABAJADORAS ANTE LAS INSPECTORÍAS DEL TRABAJO A NIVEL NACIONAL

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130120004 PROMOCIÓN DE LOS DERECHOS LABORALES A TRABAJADORES, TRABAJADORAS Y CENTROS DE TRABAJOS.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 7.168

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INSPECCIÓN Y CONDICIONES DE TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**47.299.554**	0	0	0	0	0	**47.299.554**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.022.662	0	0	0	0	0	8.022.662
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.830.920	0	0	0	0	0	7.830.920
401	01	18	00	Remuneraciones al personal contratado	191.742	0	0	0	0	0	191.742
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.648.273	0	0	0	0	0	1.648.273
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.648.273	0	0	0	0	0	1.648.273
401	03	00	00	Primas	8.434.254	0	0	0	0	0	8.434.254
401	03	08	00	Primas de profesionalización a empleados	1.239.476	0	0	0	0	0	1.239.476
401	03	09	00	Primas por antigüedad a empleados	501.108	0	0	0	0	0	501.108
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	51.600	0	0	0	0	0	51.600
401	03	37	00	Primas de transporte al personal contratado	36.000	0	0	0	0	0	36.000
401	03	40	00	Primas de profesionalización al personal contratado	3.440	0	0	0	0	0	3.440
401	03	41	00	Primas por antigüedad al personal contratado	12.040	0	0	0	0	0	12.040
401	03	97	00	Otras primas a empleados	6.590.590	0	0	0	0	0	6.590.590
401	04	00	00	Complementos de sueldos y salarios	9.683.861	0	0	0	0	0	9.683.861
401	04	08	00	Bono compensatorio de alimentación a empleados	5.375.880	0	0	0	0	0	5.375.880
401	04	26	00	Bono compensatorio de alimentación al personal contratado	137.340	0	0	0	0	0	137.340
401	04	96	00	Otros complementos a empleados	4.048.149	0	0	0	0	0	4.048.149
401	04	98	00	Otros complementos al personal contratado	122.492	0	0	0	0	0	122.492
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	10.480.253	0	0	0	0	0	10.480.253
401	05	01	00	Aguinaldos a empleados	7.035.111	0	0	0	0	0	7.035.111
401	05	03	00	Bono vacacional a empleados	3.289.146	0	0	0	0	0	3.289.146
401	05	07	00	Aguinaldos al personal contratado	106.298	0	0	0	0	0	106.298
401	05	08	00	Bono vacacional al personal contratado	49.698	0	0	0	0	0	49.698

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119153 130120000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO

OBJETIVO DEL PROYECTO: ATENDER, ASESORAR, PROTEGER Y DEFENDER, DENTRO DE LA NORMATIVA LEGAL, LOS DERECHOS LABORALES QUE INTERPONGAN LOS TRABAJADORES Y TRABAJADORAS ANTE LAS INSPECTORÍAS DEL TRABAJO A NIVEL NACIONAL

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130120004 PROMOCIÓN DE LOS DERECHOS LABORALES A TRABAJADORES, TRABAJADORAS Y CENTROS DE TRABAJOS.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 7.168

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INSPECCIÓN Y CONDICIONES DE TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	1.647.562	0	0	0	0	0	1.647.562
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	838.319	0	0	0	0	0	838.319
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	234.925	0	0	0	0	0	234.925
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	158.350	0	0	0	0	0	158.350
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	394.695	0	0	0	0	0	394.695
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	15.309	0	0	0	0	0	15.309
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	5.964	0	0	0	0	0	5.964
401	07	00	00	Asistencia socio-económica	847.725	0	0	0	0	0	847.725
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	835.987	0	0	0	0	0	835.987
401	07	33	00	Asistencia socio-económica al personal contratado	11.738	0	0	0	0	0	11.738
401	08	00	00	Prestaciones sociales e indemnizaciones	6.534.964	0	0	0	0	0	6.534.964
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.443.116	0	0	0	0	0	6.443.116
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	91.848	0	0	0	0	0	91.848
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**390.946**	0	0	0	0	0	**390.946**
402	01	00	00	Productos alimenticios y agropecuarios	26.156	0	0	0	0	0	26.156
402	01	01	00	Alimentos y bebidas para personas	26.156	0	0	0	0	0	26.156
402	04	00	00	Productos de cuero y caucho	17.435	0	0	0	0	0	17.435
402	04	03	00	Cauchos y tripas para vehículos	17.435	0	0	0	0	0	17.435
402	05	00	00	Productos de papel, cartón e impresos	104.618	0	0	0	0	0	104.618
402	05	01	00	Pulpa de madera, papel y cartón	17.435	0	0	0	0	0	17.435
402	05	03	00	Productos de papel y cartón para oficina	87.183	0	0	0	0	0	87.183
402	06	00	00	Productos químicos y derivados	41.844	0	0	0	0	0	41.844
402	06	03	00	Tintas, pinturas y colorantes	17.435	0	0	0	0	0	17.435
402	06	06	00	Combustibles y lubricantes	6.974	0	0	0	0	0	6.974

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119153 130120000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO

OBJETIVO DEL PROYECTO: ATENDER, ASESORAR, PROTEGER Y DEFENDER, DENTRO DE LA NORMATIVA LEGAL, LOS DERECHOS LABORALES QUE INTERPONGAN LOS TRABAJADORES Y TRABAJADORAS ANTE LAS INSPECTORÍAS DEL TRABAJO A NIVEL NACIONAL

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130120004 PROMOCIÓN DE LOS DERECHOS LABORALES A TRABAJADORES, TRABAJADORAS Y CENTROS DE TRABAJOS.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 7.168

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INSPECCIÓN Y CONDICIONES DE TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	17.435	0	0	0	0	0	17.435
402	08	00	00	Productos metálicos	31.385	0	0	0	0	0	31.385
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.974	0	0	0	0	0	6.974
402	08	09	00	Repuestos y accesorios para equipos de transporte	24.411	0	0	0	0	0	24.411
402	10	00	00	Productos varios y útiles diversos	165.645	0	0	0	0	0	165.645
402	10	02	00	Materiales y útiles de limpieza y aseo	17.435	0	0	0	0	0	17.435
402	10	03	00	Utensilios de cocina y comedor	17.435	0	0	0	0	0	17.435
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	29.642	0	0	0	0	0	29.642
402	10	08	00	Materiales para equipos de computación	87.184	0	0	0	0	0	87.184
402	10	11	00	Materiales eléctricos	8.718	0	0	0	0	0	8.718
402	10	12	00	Materiales para instalaciones sanitarias	5.231	0	0	0	0	0	5.231
402	99	00	00	Otros materiales y suministros	3.863	0	0	0	0	0	3.863
402	99	01	00	Otros materiales y suministros	3.863	0	0	0	0	0	3.863
403	**00**	**00**	**00**	**Servicios no personales**	**238.307**	**0**	**0**	**0**	**0**	**0**	**238.307**
403	06	00	00	Servicios de transporte y almacenaje	8.443	0	0	0	0	0	8.443
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	8.443	0	0	0	0	0	8.443
403	07	00	00	Servicios de información, impresión y relaciones públicas	18.091	0	0	0	0	0	18.091
403	07	02	00	Imprenta y reproducción	6.030	0	0	0	0	0	6.030
403	07	03	00	Relaciones sociales	12.061	0	0	0	0	0	12.061
403	09	00	00	Viáticos y pasajes	60.215	0	0	0	0	0	60.215
403	09	01	00	Viáticos y pasajes dentro del país	60.215	0	0	0	0	0	60.215
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	52.948	0	0	0	0	0	52.948
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	34.856	0	0	0	0	0	34.856
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	18.092	0	0	0	0	0	18.092

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119153 130120000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO

OBJETIVO DEL PROYECTO: ATENDER, ASESORAR, PROTEGER Y DEFENDER, DENTRO DE LA NORMATIVA LEGAL, LOS DERECHOS LABORALES QUE INTERPONGAN LOS TRABAJADORES Y TRABAJADORAS ANTE LAS INSPECTORÍAS DEL TRABAJO A NIVEL NACIONAL

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130120004 PROMOCIÓN DE LOS DERECHOS LABORALES A TRABAJADORES, TRABAJADORAS Y CENTROS DE TRABAJOS.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 7.168

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INSPECCIÓN Y CONDICIONES DE TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	24.124	0	0	0	0	0	24.124
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	24.124	0	0	0	0	0	24.124
403	18	00	00	Impuestos indirectos	74.486	0	0	0	0	0	74.486
403	18	01	00	Impuesto al valor agregado	74.486	0	0	0	0	0	74.486
404	**00**	**00**	**00**	**Activos reales**	**65.947**	**0**	**0**	**0**	**0**	**0**	**65.947**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	12.679	0	0	0	0	0	12.679
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	12.679	0	0	0	0	0	12.679
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.339	0	0	0	0	0	6.339
404	05	01	00	Equipos de telecomunicaciones	6.339	0	0	0	0	0	6.339
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	46.929	0	0	0	0	0	46.929
404	09	01	00	Mobiliario y equipos de oficina	15.214	0	0	0	0	0	15.214
404	09	02	00	Equipos de computación	12.679	0	0	0	0	0	12.679
404	09	03	00	Mobiliario y equipos de alojamiento	19.036	0	0	0	0	0	19.036
				Totales	**47.994.754**	**0**	**0**	**0**	**0**	**0**	**47.994.754**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119227 130121000 FORTALECIMIENTO DE LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: ADECUAR LOS SERVICIOS DE LA INFRAESTRUCTURA TECNOLÓGICA DE INFORMACIÓN Y COMUNICACIÓN, A LOS FINES DE AUMENTAR LA CAPACIDAD DE RESPUESTA DE LA GESTIÓN DEL MINPPTRASS, A LAS NECESIDADES, EXPECTATIVAS Y DEMANDAS DEL SECTOR LABORAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 5.465 **FEMENINO:** 2.965 **MASCULINO:** 2.500

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.442.842**	**0**	**0**	**0**	**0**	**0**	**7.442.842**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.524.254	0	0	0	0	0	1.524.254
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.057.420	0	0	0	0	0	1.057.420
401	01	18	00	Remuneraciones al personal contratado	442.264	0	0	0	0	0	442.264
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	24.570	0	0	0	0	0	24.570
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	207.164	0	0	0	0	0	207.164
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	207.164	0	0	0	0	0	207.164
401	03	00	00	Primas	926.203	0	0	0	0	0	926.203
401	03	08	00	Primas de profesionalización a empleados	87.393	0	0	0	0	0	87.393
401	03	09	00	Primas por antigüedad a empleados	72.499	0	0	0	0	0	72.499
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	67.800	0	0	0	0	0	67.800
401	03	40	00	Primas de profesionalización al personal contratado	35.135	0	0	0	0	0	35.135
401	03	41	00	Primas por antigüedad al personal contratado	18.674	0	0	0	0	0	18.674
401	03	47	00	Primas al personal de alto nivel y de dirección	23.977	0	0	0	0	0	23.977
401	03	95	00	Otras primas al personal de alto nivel y de dirección	14.400	0	0	0	0	0	14.400
401	03	97	00	Otras primas a empleados	606.325	0	0	0	0	0	606.325
401	04	00	00	Complementos de sueldos y salarios	1.858.444	0	0	0	0	0	1.858.444
401	04	08	00	Bono compensatorio de alimentación a empleados	765.180	0	0	0	0	0	765.180
401	04	26	00	Bono compensatorio de alimentación al personal contratado	353.160	0	0	0	0	0	353.160
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.620	0	0	0	0	0	19.620
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	17.025	0	0	0	0	0	17.025
401	04	96	00	Otros complementos a empleados	339.929	0	0	0	0	0	339.929
401	04	98	00	Otros complementos al personal contratado	363.530	0	0	0	0	0	363.530
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.545.747	0	0	0	0	0	1.545.747
401	05	01	00	Aguinaldos a empleados	764.582	0	0	0	0	0	764.582
401	05	03	00	Bono vacacional a empleados	357.467	0	0	0	0	0	357.467
401	05	07	00	Aguinaldos al personal contratado	262.639	0	0	0	0	0	262.639
401	05	08	00	Bono vacacional al personal contratado	122.792	0	0	0	0	0	122.792
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	26.076	0	0	0	0	0	26.076

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119227 130121000 FORTALECIMIENTO DE LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: ADECUAR LOS SERVICIOS DE LA INFRAESTRUCTURA TECNOLÓGICA DE INFORMACIÓN Y COMUNICACIÓN, A LOS FINES DE AUMENTAR LA CAPACIDAD DE RESPUESTA DE LA GESTIÓN DEL MINPPTRASS, A LAS NECESIDADES, EXPECTATIVAS Y DEMANDAS DEL SECTOR LABORAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 5.465 **FEMENINO:** 2.965 **MASCULINO:** 2.500

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	12.191	0	0	0	0	0	12.191
401	06	00	00	Aportes patronales y legales	267.344	0	0	0	0	0	267.344
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	112.562	0	0	0	0	0	112.562
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	31.723	0	0	0	0	0	31.723
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	21.262	0	0	0	0	0	21.262
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	42.896	0	0	0	0	0	42.896
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	39.366	0	0	0	0	0	39.366
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	14.735	0	0	0	0	0	14.735
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.187	0	0	0	0	0	2.187
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	737	0	0	0	0	0	737
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.463	0	0	0	0	0	1.463
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	413	0	0	0	0	0	413
401	07	00	00	Asistencia socio-económica	176.859	0	0	0	0	0	176.859
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	122.248	0	0	0	0	0	122.248
401	07	33	00	Asistencia socio-económica al personal contratado	54.611	0	0	0	0	0	54.611
401	08	00	00	Prestaciones sociales e indemnizaciones	936.827	0	0	0	0	0	936.827
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	705.803	0	0	0	0	0	705.803
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	212.455	0	0	0	0	0	212.455
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	18.569	0	0	0	0	0	18.569
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**789.787**	**0**	**0**	**0**	**0**	**0**	**789.787**
402	01	00	00	Productos alimenticios y agropecuarios	11.531	0	0	0	0	0	11.531
402	01	01	00	Alimentos y bebidas para personas	11.531	0	0	0	0	0	11.531
402	03	00	00	Textiles y vestuarios	7.880	0	0	0	0	0	7.880
402	03	02	00	Prendas de vestir	7.880	0	0	0	0	0	7.880
402	05	00	00	Productos de papel, cartón e impresos	206.340	0	0	0	0	0	206.340
402	05	01	00	Pulpa de madera, papel y cartón	100.450	0	0	0	0	0	100.450
402	05	02	00	Envases y cajas de papel y cartón	14.836	0	0	0	0	0	14.836

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119227 130121000 FORTALECIMIENTO DE LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: ADECUAR LOS SERVICIOS DE LA INFRAESTRUCTURA TECNOLÓGICA DE INFORMACIÓN Y COMUNICACIÓN, A LOS FINES DE AUMENTAR LA CAPACIDAD DE RESPUESTA DE LA GESTIÓN DEL MINPPTRASS, A LAS NECESIDADES, EXPECTATIVAS Y DEMANDAS DEL SECTOR LABORAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 5.465 **FEMENINO:** 2.965 **MASCULINO:** 2.500

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	88.908	0	0	0	0	0	88.908
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.146	0	0	0	0	0	2.146
402	06	00	00	Productos químicos y derivados	24.076	0	0	0	0	0	24.076
402	06	03	00	Tintas, pinturas y colorantes	8.126	0	0	0	0	0	8.126
402	06	08	00	Productos plásticos	15.950	0	0	0	0	0	15.950
402	08	00	00	Productos metálicos	46.592	0	0	0	0	0	46.592
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	46.592	0	0	0	0	0	46.592
402	10	00	00	Productos varios y útiles diversos	468.924	0	0	0	0	0	468.924
402	10	02	00	Materiales y útiles de limpieza y aseo	38.779	0	0	0	0	0	38.779
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	92.264	0	0	0	0	0	92.264
402	10	08	00	Materiales para equipos de computación	47.828	0	0	0	0	0	47.828
402	10	11	00	Materiales eléctricos	290.053	0	0	0	0	0	290.053
402	99	00	00	Otros materiales y suministros	24.444	0	0	0	0	0	24.444
402	99	01	00	Otros materiales y suministros	24.444	0	0	0	0	0	24.444
403	**00**	**00**	**00**	**Servicios no personales**	**5.357.174**	**0**	**0**	**0**	**0**	**0**	**5.357.174**
403	04	00	00	Servicios básicos	2.670.141	0	0	0	0	0	2.670.141
403	04	04	00	Teléfonos	1.052.177	0	0	0	0	0	1.052.177
403	04	05	00	Servicio de comunicaciones	1.617.964	0	0	0	0	0	1.617.964
403	09	00	00	Viáticos y pasajes	421.517	0	0	0	0	0	421.517
403	09	01	00	Viáticos y pasajes dentro del país	421.517	0	0	0	0	0	421.517
403	10	00	00	Servicios profesionales y técnicos	539.395	0	0	0	0	0	539.395
403	10	03	00	Servicios de procesamiento de datos	220.138	0	0	0	0	0	220.138
403	10	07	00	Servicios de capacitación y adiestramiento	307.354	0	0	0	0	0	307.354
403	10	99	00	Otros servicios profesionales y técnicos	11.903	0	0	0	0	0	11.903
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	849.971	0	0	0	0	0	849.971
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	743.725	0	0	0	0	0	743.725
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	106.246	0	0	0	0	0	106.246
403	18	00	00	Impuestos indirectos	876.150	0	0	0	0	0	876.150

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119227 130121000 FORTALECIMIENTO DE LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: ADECUAR LOS SERVICIOS DE LA INFRAESTRUCTURA TECNOLÓGICA DE INFORMACIÓN Y COMUNICACIÓN, A LOS FINES DE AUMENTAR LA CAPACIDAD DE RESPUESTA DE LA GESTIÓN DEL MINPPTRASS, A LAS NECESIDADES, EXPECTATIVAS Y DEMANDAS DEL SECTOR LABORAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 5.465 **FEMENINO:** 2.965 **MASCULINO:** 2.500

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	876.150	0	0	0	0	0	876.150
404	**00**	**00**	**00**	**Activos reales**	**2.030.435**	**0**	**0**	**0**	**0**	**0**	**2.030.435**
404	01	00	00	Repuestos y reparaciones mayores	1.099.688	0	0	0	0	0	1.099.688
404	01	01	00	Repuestos mayores	1.099.688	0	0	0	0	0	1.099.688
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	1.099.688	0	0	0	0	0	1.099.688
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.420	0	0	0	0	0	3.420
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	862	0	0	0	0	0	862
404	03	05	00	Maquinaria y equipos industriales y de taller	2.558	0	0	0	0	0	2.558
404	05	00	00	Equipos de comunicaciones y de señalamiento	305.201	0	0	0	0	0	305.201
404	05	01	00	Equipos de telecomunicaciones	305.201	0	0	0	0	0	305.201
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	449	0	0	0	0	0	449
404	07	02	00	Equipos de enseñanza, deporte y recreación	449	0	0	0	0	0	449
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	621.677	0	0	0	0	0	621.677
404	09	01	00	Mobiliario y equipos de oficina	4.724	0	0	0	0	0	4.724
404	09	02	00	Equipos de computación	612.933	0	0	0	0	0	612.933
404	09	03	00	Mobiliario y equipos de alojamiento	1.067	0	0	0	0	0	1.067
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.953	0	0	0	0	0	2.953
				Totales	**15.620.238**	**0**	**0**	**0**	**0**	**0**	**15.620.238**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119227 130121000 FORTALECIMIENTO DE LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: ADECUAR LOS SERVICIOS DE LA INFRAESTRUCTURA TECNOLÓGICA DE INFORMACIÓN Y COMUNICACIÓN, A LOS FINES DE AUMENTAR LA CAPACIDAD DE RESPUESTA DE LA GESTIÓN DEL MINPPTRASS, A LAS NECESIDADES, EXPECTATIVAS Y DEMANDAS DEL SECTOR LABORAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 5.465 **FEMENINO:** 2.965 **MASCULINO:** 2.500

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119227 130121000 FORTALECIMIENTO DE LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: ADECUAR LOS SERVICIOS DE LA INFRAESTRUCTURA TECNOLÓGICA DE INFORMACIÓN Y COMUNICACIÓN, A LOS FINES DE AUMENTAR LA CAPACIDAD DE RESPUESTA DE LA GESTIÓN DEL MINPPTRASS, A LAS NECESIDADES, EXPECTATIVAS Y DEMANDAS DEL SECTOR LABORAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 5.465 **FEMENINO:** 2.965 **MASCULINO:** 2.500

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130121001 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LAS UNIDADES OPERATIVAS UBICADAS A NIVEL NACIONAL DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL, A LOS FINES DE MEJORAR SU INTERCONEXIÓN.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.442.842**	**0**	**0**	**0**	**0**	**0**	**7.442.842**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.524.254	0	0	0	0	0	1.524.254
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.057.420	0	0	0	0	0	1.057.420
401	01	18	00	Remuneraciones al personal contratado	442.264	0	0	0	0	0	442.264
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	24.570	0	0	0	0	0	24.570
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	207.164	0	0	0	0	0	207.164
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	207.164	0	0	0	0	0	207.164
401	03	00	00	Primas	926.203	0	0	0	0	0	926.203
401	03	08	00	Primas de profesionalización a empleados	87.393	0	0	0	0	0	87.393
401	03	09	00	Primas por antigüedad a empleados	72.499	0	0	0	0	0	72.499
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	67.800	0	0	0	0	0	67.800
401	03	40	00	Primas de profesionalización al personal contratado	35.135	0	0	0	0	0	35.135
401	03	41	00	Primas por antigüedad al personal contratado	18.674	0	0	0	0	0	18.674
401	03	47	00	Primas al personal de alto nivel y de dirección	23.977	0	0	0	0	0	23.977
401	03	95	00	Otras primas al personal de alto nivel y de dirección	14.400	0	0	0	0	0	14.400
401	03	97	00	Otras primas a empleados	606.325	0	0	0	0	0	606.325
401	04	00	00	Complementos de sueldos y salarios	1.858.444	0	0	0	0	0	1.858.444
401	04	08	00	Bono compensatorio de alimentación a empleados	765.180	0	0	0	0	0	765.180
401	04	26	00	Bono compensatorio de alimentación al personal contratado	353.160	0	0	0	0	0	353.160
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.620	0	0	0	0	0	19.620
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	17.025	0	0	0	0	0	17.025
401	04	96	00	Otros complementos a empleados	339.929	0	0	0	0	0	339.929
401	04	98	00	Otros complementos al personal contratado	363.530	0	0	0	0	0	363.530
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.545.747	0	0	0	0	0	1.545.747

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119227 130121000 FORTALECIMIENTO DE LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: ADECUAR LOS SERVICIOS DE LA INFRAESTRUCTURA TECNOLÓGICA DE INFORMACIÓN Y COMUNICACIÓN, A LOS FINES DE AUMENTAR LA CAPACIDAD DE RESPUESTA DE LA GESTIÓN DEL MINPPTRASS, A LAS NECESIDADES, EXPECTATIVAS Y DEMANDAS DEL SECTOR LABORAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 5.465 **FEMENINO:** 2.965 **MASCULINO:** 2.500

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130121001 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LAS UNIDADES OPERATIVAS UBICADAS A NIVEL NACIONAL DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL, A LOS FINES DE MEJORAR SU INTERCONEXIÓN.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	01	00	Aguinaldos a empleados	764.582	0	0	0	0	0	764.582
401	05	03	00	Bono vacacional a empleados	357.467	0	0	0	0	0	357.467
401	05	07	00	Aguinaldos al personal contratado	262.639	0	0	0	0	0	262.639
401	05	08	00	Bono vacacional al personal contratado	122.792	0	0	0	0	0	122.792
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	26.076	0	0	0	0	0	26.076
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	12.191	0	0	0	0	0	12.191
401	06	00	00	Aportes patronales y legales	267.344	0	0	0	0	0	267.344
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	112.562	0	0	0	0	0	112.562
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	31.723	0	0	0	0	0	31.723
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	21.262	0	0	0	0	0	21.262
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	42.896	0	0	0	0	0	42.896
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	39.366	0	0	0	0	0	39.366
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	14.735	0	0	0	0	0	14.735
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.187	0	0	0	0	0	2.187
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	737	0	0	0	0	0	737
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.463	0	0	0	0	0	1.463
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	413	0	0	0	0	0	413
401	07	00	00	Asistencia socio-económica	176.859	0	0	0	0	0	176.859
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	122.248	0	0	0	0	0	122.248
401	07	33	00	Asistencia socio-económica al personal contratado	54.611	0	0	0	0	0	54.611
401	08	00	00	Prestaciones sociales e indemnizaciones	936.827	0	0	0	0	0	936.827
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	705.803	0	0	0	0	0	705.803
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	212.455	0	0	0	0	0	212.455

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119227 130121000 FORTALECIMIENTO DE LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: ADECUAR LOS SERVICIOS DE LA INFRAESTRUCTURA TECNOLÓGICA DE INFORMACIÓN Y COMUNICACIÓN, A LOS FINES DE AUMENTAR LA CAPACIDAD DE RESPUESTA DE LA GESTIÓN DEL MINPPTRASS, A LAS NECESIDADES, EXPECTATIVAS Y DEMANDAS DEL SECTOR LABORAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 5.465 **FEMENINO:** 2.965 **MASCULINO:** 2.500

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130121001 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LAS UNIDADES OPERATIVAS UBICADAS A NIVEL NACIONAL DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL, A LOS FINES DE MEJORAR SU INTERCONEXIÓN.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	18.569	0	0	0	0	0	18.569
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**484.590**	**0**	**0**	**0**	**0**	**0**	**484.590**
402	01	00	00	Productos alimenticios y agropecuarios	729	0	0	0	0	0	729
402	01	01	00	Alimentos y bebidas para personas	729	0	0	0	0	0	729
402	03	00	00	Textiles y vestuarios	7.880	0	0	0	0	0	7.880
402	03	02	00	Prendas de vestir	7.880	0	0	0	0	0	7.880
402	05	00	00	Productos de papel, cartón e impresos	131.808	0	0	0	0	0	131.808
402	05	01	00	Pulpa de madera, papel y cartón	80.948	0	0	0	0	0	80.948
402	05	02	00	Envases y cajas de papel y cartón	2.627	0	0	0	0	0	2.627
402	05	03	00	Productos de papel y cartón para oficina	48.233	0	0	0	0	0	48.233
402	06	00	00	Productos químicos y derivados	8.126	0	0	0	0	0	8.126
402	06	03	00	Tintas, pinturas y colorantes	8.126	0	0	0	0	0	8.126
402	08	00	00	Productos metálicos	46.592	0	0	0	0	0	46.592
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	46.592	0	0	0	0	0	46.592
402	10	00	00	Productos varios y útiles diversos	289.455	0	0	0	0	0	289.455
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	46.378	0	0	0	0	0	46.378
402	10	11	00	Materiales eléctricos	243.077	0	0	0	0	0	243.077
403	**00**	**00**	**00**	**Servicios no personales**	**3.337.238**	**0**	**0**	**0**	**0**	**0**	**3.337.238**
403	04	00	00	Servicios básicos	1.556.008	0	0	0	0	0	1.556.008
403	04	04	00	Teléfonos	643.638	0	0	0	0	0	643.638
403	04	05	00	Servicio de comunicaciones	912.370	0	0	0	0	0	912.370
403	09	00	00	Viáticos y pasajes	138.120	0	0	0	0	0	138.120
403	09	01	00	Viáticos y pasajes dentro del país	138.120	0	0	0	0	0	138.120
403	10	00	00	Servicios profesionales y técnicos	234.982	0	0	0	0	0	234.982

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119227 130121000 FORTALECIMIENTO DE LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: ADECUAR LOS SERVICIOS DE LA INFRAESTRUCTURA TECNOLÓGICA DE INFORMACIÓN Y COMUNICACIÓN, A LOS FINES DE AUMENTAR LA CAPACIDAD DE RESPUESTA DE LA GESTIÓN DEL MINPPTRASS, A LAS NECESIDADES, EXPECTATIVAS Y DEMANDAS DEL SECTOR LABORAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 5.465 **FEMENINO:** 2.965 **MASCULINO:** 2.500

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130121001 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LAS UNIDADES OPERATIVAS UBICADAS A NIVEL NACIONAL DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL, A LOS FINES DE MEJORAR SU INTERCONEXIÓN.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	03	00	Servicios de procesamiento de datos	208.952	0	0	0	0	0	208.952
403	10	07	00	Servicios de capacitación y adiestramiento	23.640	0	0	0	0	0	23.640
403	10	99	00	Otros servicios profesionales y técnicos	2.390	0	0	0	0	0	2.390
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	849.971	0	0	0	0	0	849.971
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	743.725	0	0	0	0	0	743.725
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	106.246	0	0	0	0	0	106.246
403	18	00	00	Impuestos indirectos	558.157	0	0	0	0	0	558.157
403	18	01	00	Impuesto al valor agregado	558.157	0	0	0	0	0	558.157
404	**00**	**00**	**00**	**Activos reales**	**1.387.638**	0	0	0	0	0	**1.387.638**
404	01	00	00	Repuestos y reparaciones mayores	1.099.688	0	0	0	0	0	1.099.688
404	01	01	00	Repuestos mayores	1.099.688	0	0	0	0	0	1.099.688
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	1.099.688	0	0	0	0	0	1.099.688
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.337	0	0	0	0	0	2.337
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	589	0	0	0	0	0	589
404	03	05	00	Maquinaria y equipos industriales y de taller	1.748	0	0	0	0	0	1.748
404	05	00	00	Equipos de comunicaciones y de señalamiento	208.580	0	0	0	0	0	208.580
404	05	01	00	Equipos de telecomunicaciones	208.580	0	0	0	0	0	208.580
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	307	0	0	0	0	0	307
404	07	02	00	Equipos de enseñanza, deporte y recreación	307	0	0	0	0	0	307
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	76.726	0	0	0	0	0	76.726
404	09	01	00	Mobiliario y equipos de oficina	3.229	0	0	0	0	0	3.229
404	09	02	00	Equipos de computación	70.750	0	0	0	0	0	70.750
404	09	03	00	Mobiliario y equipos de alojamiento	729	0	0	0	0	0	729
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.018	0	0	0	0	0	2.018

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119227 130121000 FORTALECIMIENTO DE LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: ADECUAR LOS SERVICIOS DE LA INFRAESTRUCTURA TECNOLÓGICA DE INFORMACIÓN Y COMUNICACIÓN, A LOS FINES DE AUMENTAR LA CAPACIDAD DE RESPUESTA DE LA GESTIÓN DEL MINPPTRASS, A LAS NECESIDADES, EXPECTATIVAS Y DEMANDAS DEL SECTOR LABORAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 5.465 **FEMENINO:** 2.965 **MASCULINO:** 2.500

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130121001 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LAS UNIDADES OPERATIVAS UBICADAS A NIVEL NACIONAL DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL, A LOS FINES DE MEJORAR SU INTERCONEXIÓN.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**12.652.308**	**0**	**0**	**0**	**0**	**0**	**12.652.308**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 13 - 68

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119227 130121000 FORTALECIMIENTO DE LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: ADECUAR LOS SERVICIOS DE LA INFRAESTRUCTURA TECNOLÓGICA DE INFORMACIÓN Y COMUNICACIÓN, A LOS FINES DE AUMENTAR LA CAPACIDAD DE RESPUESTA DE LA GESTIÓN DEL MINPPTRASS, A LAS NECESIDADES, EXPECTATIVAS Y DEMANDAS DEL SECTOR LABORAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 5.465 **FEMENINO:** 2.965 **MASCULINO:** 2.500

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130121002 CAPACITACIÓN AL PERSONAL DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL EN MATERIA DE TECNOLOGÍA A NIVEL NACIONAL, INCLUYENDO LOS TALLERES PARA EL USO DEL SOFTWARE LIBRE EN TODAS SUS DEPENDENCIAS.

UNIDAD DE MEDIDA: CURSO **META:** 60

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
402	01	00	00	Productos alimenticios y agropecuarios	631	0	0	0	0	0	631
402	01	01	00	Alimentos y bebidas para personas	631	0	0	0	0	0	631
402	05	00	00	Productos de papel, cartón e impresos	16.709	0	0	0	0	0	16.709
402	05	01	00	Pulpa de madera, papel y cartón	1.532	0	0	0	0	0	1.532
402	05	02	00	Envases y cajas de papel y cartón	1.015	0	0	0	0	0	1.015
402	05	03	00	Productos de papel y cartón para oficina	12.016	0	0	0	0	0	12.016
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.146	0	0	0	0	0	2.146
402	06	00	00	Productos químicos y derivados	1.073	0	0	0	0	0	1.073
402	06	08	00	Productos plásticos	1.073	0	0	0	0	0	1.073
402	10	00	00	Productos varios y útiles diversos	31.587	0	0	0	0	0	31.587
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	19.723	0	0	0	0	0	19.723
402	10	08	00	Materiales para equipos de computación	11.864	0	0	0	0	0	11.864
403	**00**	**00**	**00**	**Servicios no personales**	**624.017**	**0**	**0**	**0**	**0**	**0**	**624.017**
403	09	00	00	Viáticos y pasajes	258.573	0	0	0	0	0	258.573
403	09	01	00	Viáticos y pasajes dentro del país	258.573	0	0	0	0	0	258.573
403	10	00	00	Servicios profesionales y técnicos	293.227	0	0	0	0	0	293.227
403	10	07	00	Servicios de capacitación y adiestramiento	283.714	0	0	0	0	0	283.714
403	10	99	00	Otros servicios profesionales y técnicos	9.513	0	0	0	0	0	9.513
403	18	00	00	Impuestos indirectos	72.217	0	0	0	0	0	72.217
403	18	01	00	Impuesto al valor agregado	72.217	0	0	0	0	0	72.217
				Totales	**674.017**	**0**	**0**	**0**	**0**	**0**	**674.017**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119227 130121000 FORTALECIMIENTO DE LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: ADECUAR LOS SERVICIOS DE LA INFRAESTRUCTURA TECNOLÓGICA DE INFORMACIÓN Y COMUNICACIÓN, A LOS FINES DE AUMENTAR LA CAPACIDAD DE RESPUESTA DE LA GESTIÓN DEL MINPPTRASS, A LAS NECESIDADES, EXPECTATIVAS Y DEMANDAS DEL SECTOR LABORAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 5.465 **FEMENINO:** 2.965 **MASCULINO:** 2.500

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130121003 DESARROLLO DE LOS SISTEMAS BAJO TECNOLOGÍAS ABIERTAS, ORIENTADOS A INTEGRAR LOS PROCESOS ADMINISTRATIVOS Y OPERATIVOS DE LAS UNIDADES OPERATIVAS DEL MINISTERIO CON ALTO NIVEL DE ACCESO A USUARIOS EXTERNOS.

UNIDAD DE MEDIDA: SOFTWARE **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**255.197**	**0**	**0**	**0**	**0**	**0**	**255.197**
402	01	00	00	Productos alimenticios y agropecuarios	10.171	0	0	0	0	0	10.171
402	01	01	00	Alimentos y bebidas para personas	10.171	0	0	0	0	0	10.171
402	05	00	00	Productos de papel, cartón e impresos	57.823	0	0	0	0	0	57.823
402	05	01	00	Pulpa de madera, papel y cartón	17.970	0	0	0	0	0	17.970
402	05	02	00	Envases y cajas de papel y cartón	11.194	0	0	0	0	0	11.194
402	05	03	00	Productos de papel y cartón para oficina	28.659	0	0	0	0	0	28.659
402	06	00	00	Productos químicos y derivados	14.877	0	0	0	0	0	14.877
402	06	08	00	Productos plásticos	14.877	0	0	0	0	0	14.877
402	10	00	00	Productos varios y útiles diversos	147.882	0	0	0	0	0	147.882
402	10	02	00	Materiales y útiles de limpieza y aseo	38.779	0	0	0	0	0	38.779
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	26.163	0	0	0	0	0	26.163
402	10	08	00	Materiales para equipos de computación	35.964	0	0	0	0	0	35.964
402	10	11	00	Materiales eléctricos	46.976	0	0	0	0	0	46.976
402	99	00	00	Otros materiales y suministros	24.444	0	0	0	0	0	24.444
402	99	01	00	Otros materiales y suministros	24.444	0	0	0	0	0	24.444
403	**00**	**00**	**00**	**Servicios no personales**	**1.395.919**	**0**	**0**	**0**	**0**	**0**	**1.395.919**
403	04	00	00	Servicios básicos	1.114.133	0	0	0	0	0	1.114.133
403	04	04	00	Teléfonos	408.539	0	0	0	0	0	408.539
403	04	05	00	Servicio de comunicaciones	705.594	0	0	0	0	0	705.594
403	09	00	00	Viáticos y pasajes	24.824	0	0	0	0	0	24.824
403	09	01	00	Viáticos y pasajes dentro del país	24.824	0	0	0	0	0	24.824
403	10	00	00	Servicios profesionales y técnicos	11.186	0	0	0	0	0	11.186
403	10	03	00	Servicios de procesamiento de datos	11.186	0	0	0	0	0	11.186

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119227 130121000 FORTALECIMIENTO DE LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: ADECUAR LOS SERVICIOS DE LA INFRAESTRUCTURA TECNOLÓGICA DE INFORMACIÓN Y COMUNICACIÓN, A LOS FINES DE AUMENTAR LA CAPACIDAD DE RESPUESTA DE LA GESTIÓN DEL MINPPTRASS, A LAS NECESIDADES, EXPECTATIVAS Y DEMANDAS DEL SECTOR LABORAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 5.465 **FEMENINO:** 2.965 **MASCULINO:** 2.500

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130121003 DESARROLLO DE LOS SISTEMAS BAJO TECNOLOGÍAS ABIERTAS, ORIENTADOS A INTEGRAR LOS PROCESOS ADMINISTRATIVOS Y OPERATIVOS DE LAS UNIDADES OPERATIVAS DEL MINISTERIO CON ALTO NIVEL DE ACCESO A USUARIOS EXTERNOS.

UNIDAD DE MEDIDA: SOFTWARE **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	245.776	0	0	0	0	0	245.776
403	18	01	00	Impuesto al valor agregado	245.776	0	0	0	0	0	245.776
404	**00**	**00**	**00**	**Activos reales**	**642.797**	**0**	**0**	**0**	**0**	**0**	**642.797**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.083	0	0	0	0	0	1.083
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	273	0	0	0	0	0	273
404	03	05	00	Maquinaria y equipos industriales y de taller	810	0	0	0	0	0	810
404	05	00	00	Equipos de comunicaciones y de señalamiento	96.621	0	0	0	0	0	96.621
404	05	01	00	Equipos de telecomunicaciones	96.621	0	0	0	0	0	96.621
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	142	0	0	0	0	0	142
404	07	02	00	Equipos de enseñanza, deporte y recreación	142	0	0	0	0	0	142
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	544.951	0	0	0	0	0	544.951
404	09	01	00	Mobiliario y equipos de oficina	1.495	0	0	0	0	0	1.495
404	09	02	00	Equipos de computación	542.183	0	0	0	0	0	542.183
404	09	03	00	Mobiliario y equipos de alojamiento	338	0	0	0	0	0	338
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	935	0	0	0	0	0	935
				Totales	**2.293.913**	**0**	**0**	**0**	**0**	**0**	**2.293.913**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119175 130122000 MEJORAMIENTO DE LA INFRAESTRUCTURA Y MOBILIARIO DE LAS SEDES PARA UNA ATENCIÓN MÁS EFICIENTE DE LOS USUARIOS Y DIGNIFICACIÓN DE LAS CONDICIONES DE TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR CONDICIONES ÓPTIMAS DEL AMBIENTE DE TRABAJO MEDIANTE UN PLAN DE MANTENIMIENTO Y DE EXPANSIÓN DE LAS SEDES EN TODO EL PAÍS, A FIN DE GARANTIZAR EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 650.000 **FEMENINO:** 325.000 **MASCULINO:** 325.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.878.040**	**0**	**0**	**0**	**0**	**0**	**1.878.040**
402	03	00	00	Textiles y vestuarios	282.619	0	0	0	0	0	282.619
402	03	02	00	Prendas de vestir	282.619	0	0	0	0	0	282.619
402	05	00	00	Productos de papel, cartón e impresos	409.869	0	0	0	0	0	409.869
402	05	03	00	Productos de papel y cartón para oficina	409.869	0	0	0	0	0	409.869
402	06	00	00	Productos químicos y derivados	205.540	0	0	0	0	0	205.540
402	06	03	00	Tintas, pinturas y colorantes	205.540	0	0	0	0	0	205.540
402	08	00	00	Productos metálicos	256.925	0	0	0	0	0	256.925
402	08	07	00	Material de señalamiento	256.925	0	0	0	0	0	256.925
402	10	00	00	Productos varios y útiles diversos	723.087	0	0	0	0	0	723.087
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	339.517	0	0	0	0	0	339.517
402	10	08	00	Materiales para equipos de computación	383.570	0	0	0	0	0	383.570
403	**00**	**00**	**00**	**Servicios no personales**	**23.230.202**	**0**	**0**	**0**	**0**	**0**	**23.230.202**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.160.077	0	0	0	0	0	1.160.077
403	07	02	00	Imprenta y reproducción	337.287	0	0	0	0	0	337.287
403	07	03	00	Relaciones sociales	485.503	0	0	0	0	0	485.503
403	07	04	00	Avisos	337.287	0	0	0	0	0	337.287
403	09	00	00	Viáticos y pasajes	1.239.174	0	0	0	0	0	1.239.174
403	09	01	00	Viáticos y pasajes dentro del país	1.239.174	0	0	0	0	0	1.239.174
403	10	00	00	Servicios profesionales y técnicos	66.499	0	0	0	0	0	66.499
403	10	07	00	Servicios de capacitación y adiestramiento	66.499	0	0	0	0	0	66.499
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.603.243	0	0	0	0	0	1.603.243
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.057.869	0	0	0	0	0	1.057.869
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	545.374	0	0	0	0	0	545.374
403	12	00	00	Conservación y reparaciones menores de obras	11.547.669	0	0	0	0	0	11.547.669
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	11.547.669	0	0	0	0	0	11.547.669
403	18	00	00	Impuestos indirectos	7.613.540	0	0	0	0	0	7.613.540
403	18	01	00	Impuesto al valor agregado	7.613.540	0	0	0	0	0	7.613.540

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119175 130122000 MEJORAMIENTO DE LA INFRAESTRUCTURA Y MOBILIARIO DE LAS SEDES PARA UNA ATENCIÓN MÁS EFICIENTE DE LOS USUARIOS Y DIGNIFICACIÓN DE LAS CONDICIONES DE TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR CONDICIONES ÓPTIMAS DEL AMBIENTE DE TRABAJO MEDIANTE UN PLAN DE MANTENIMIENTO Y DE EXPANSIÓN DE LAS SEDES EN TODO EL PAÍS, A FIN DE GARANTIZAR EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 650.000 **FEMENINO:** 325.000 **MASCULINO:** 325.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**45.951.478**	**0**	**0**	**0**	**0**	**0**	**45.951.478**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.912.958	0	0	0	0	0	7.912.958
404	09	01	00	Mobiliario y equipos de oficina	6.663.158	0	0	0	0	0	6.663.158
404	09	03	00	Mobiliario y equipos de alojamiento	1.249.800	0	0	0	0	0	1.249.800
404	11	00	00	Inmuebles, maquinaria y equipos usados	38.038.520	0	0	0	0	0	38.038.520
404	11	02	00	Adquisición de edificios e instalaciones	38.038.520	0	0	0	0	0	38.038.520
				Totales	**71.059.720**	**0**	**0**	**0**	**0**	**0**	**71.059.720**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119175 130122000 MEJORAMIENTO DE LA INFRAESTRUCTURA Y MOBILIARIO DE LAS SEDES PARA UNA ATENCIÓN MÁS EFICIENTE DE LOS USUARIOS Y DIGNIFICACIÓN DE LAS CONDICIONES DE TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR CONDICIONES ÓPTIMAS DEL AMBIENTE DE TRABAJO MEDIANTE UN PLAN DE MANTENIMIENTO Y DE EXPANSIÓN DE LAS SEDES EN TODO EL PAÍS, A FIN DE GARANTIZAR EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 650.000 **FEMENINO:** 325.000 **MASCULINO:** 325.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119175 130122000 MEJORAMIENTO DE LA INFRAESTRUCTURA Y MOBILIARIO DE LAS SEDES PARA UNA ATENCIÓN MÁS EFICIENTE DE LOS USUARIOS Y DIGNIFICACIÓN DE LAS CONDICIONES DE TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR CONDICIONES ÓPTIMAS DEL AMBIENTE DE TRABAJO MEDIANTE UN PLAN DE MANTENIMIENTO Y DE EXPANSIÓN DE LAS SEDES EN TODO EL PAÍS, A FIN DE GARANTIZAR EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 650.000 **FEMENINO:** 325.000 **MASCULINO:** 325.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130122001 ACONDICIONAMIENTO Y EQUIPAMIENTO DE LAS SEDES DEL MINPPTRASS.

UNIDAD DE MEDIDA: SEDE REHABILITADA **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**12.500.001**	**0**	**0**	**0**	**0**	0	**12.500.001**
403	09	00	00	Viáticos y pasajes	283.282	0	0	0	0	0	283.282
403	09	01	00	Viáticos y pasajes dentro del pais	283.282	0	0	0	0	0	283.282
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	968.238	0	0	0	0	0	968.238
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	422.864	0	0	0	0	0	422.864
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	545.374	0	0	0	0	0	545.374
403	12	00	00	Conservación y reparaciones menores de obras	9.061.378	0	0	0	0	0	9.061.378
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	9.061.378	0	0	0	0	0	9.061.378
403	18	00	00	Impuestos indirectos	2.187.103	0	0	0	0	0	2.187.103
403	18	01	00	Impuesto al valor agregado	2.187.103	0	0	0	0	0	2.187.103
404	**00**	**00**	**00**	**Activos reales**	**7.912.958**	**0**	**0**	**0**	**0**	0	**7.912.958**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.912.958	0	0	0	0	0	7.912.958
404	09	01	00	Mobiliario y equipos de oficina	6.663.158	0	0	0	0	0	6.663.158
404	09	03	00	Mobiliario y equipos de alojamiento	1.249.800	0	0	0	0	0	1.249.800
				Totales	**20.412.959**	**0**	**0**	**0**	**0**	0	**20.412.959**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119175 130122000 MEJORAMIENTO DE LA INFRAESTRUCTURA Y MOBILIARIO DE LAS SEDES PARA UNA ATENCIÓN MÁS EFICIENTE DE LOS USUARIOS Y DIGNIFICACIÓN DE LAS CONDICIONES DE TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR CONDICIONES ÓPTIMAS DEL AMBIENTE DE TRABAJO MEDIANTE UN PLAN DE MANTENIMIENTO Y DE EXPANSIÓN DE LAS SEDES EN TODO EL PAÍS, A FIN DE GARANTIZAR EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 650.000 **FEMENINO:** 325.000 **MASCULINO:** 325.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130122002 ADQUISICIÓN DE INMUEBLES PARA FUNCIONAMIENTO DE SEDES DEL MINPPTRASS

UNIDAD DE MEDIDA: SEDE ADQUI-REHABILIT-EQUIPADA **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.798.477**	**0**	**0**	**0**	**0**	**0**	**1.798.477**
402	03	00	00	Textiles y vestuarios	282.619	0	0	0	0	0	282.619
402	03	02	00	Prendas de vestir	282.619	0	0	0	0	0	282.619
402	05	00	00	Productos de papel, cartón e impresos	385.388	0	0	0	0	0	385.388
402	05	03	00	Productos de papel y cartón para oficina	385.388	0	0	0	0	0	385.388
402	06	00	00	Productos químicos y derivados	205.540	0	0	0	0	0	205.540
402	06	03	00	Tintas, pinturas y colorantes	205.540	0	0	0	0	0	205.540
402	08	00	00	Productos metálicos	256.925	0	0	0	0	0	256.925
402	08	07	00	Material de señalamiento	256.925	0	0	0	0	0	256.925
402	10	00	00	Productos varios y útiles diversos	668.005	0	0	0	0	0	668.005
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	321.156	0	0	0	0	0	321.156
402	10	08	00	Materiales para equipos de computación	346.849	0	0	0	0	0	346.849
403	**00**	**00**	**00**	**Servicios no personales**	**10.542.862**	**0**	**0**	**0**	**0**	**0**	**10.542.862**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.146.777	0	0	0	0	0	1.146.777
403	07	02	00	Imprenta y reproducción	337.287	0	0	0	0	0	337.287
403	07	03	00	Relaciones sociales	472.203	0	0	0	0	0	472.203
403	07	04	00	Avisos	337.287	0	0	0	0	0	337.287
403	09	00	00	Viáticos y pasajes	876.947	0	0	0	0	0	876.947
403	09	01	00	Viáticos y pasajes dentro del país	876.947	0	0	0	0	0	876.947
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	635.005	0	0	0	0	0	635.005
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	635.005	0	0	0	0	0	635.005
403	12	00	00	Conservación y reparaciones menores de obras	2.486.291	0	0	0	0	0	2.486.291
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.486.291	0	0	0	0	0	2.486.291

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119175 130122000 MEJORAMIENTO DE LA INFRAESTRUCTURA Y MOBILIARIO DE LAS SEDES PARA UNA ATENCIÓN MÁS EFICIENTE DE LOS USUARIOS Y DIGNIFICACIÓN DE LAS CONDICIONES DE TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR CONDICIONES ÓPTIMAS DEL AMBIENTE DE TRABAJO MEDIANTE UN PLAN DE MANTENIMIENTO Y DE EXPANSIÓN DE LAS SEDES EN TODO EL PAÍS, A FIN DE GARANTIZAR EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 650.000 **FEMENINO:** 325.000 **MASCULINO:** 325.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130122002 ADQUISICIÓN DE INMUEBLES PARA FUNCIONAMIENTO DE SEDES DEL MINPPTRASS

UNIDAD DE MEDIDA: SEDE ADQUI-REHABILIT-EQUIPADA **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	5.397.842	0	0	0	0	0	5.397.842
403	18	01	00	Impuesto al valor agregado	5.397.842	0	0	0	0	0	5.397.842
404	**00**	**00**	**00**	**Activos reales**	**38.038.520**	**0**	**0**	**0**	**0**	**0**	**38.038.520**
404	11	00	00	Inmuebles, maquinaria y equipos usados	38.038.520	0	0	0	0	0	38.038.520
404	11	02	00	Adquisición de edificios e instalaciones	38.038.520	0	0	0	0	0	38.038.520
				Totales	**50.379.859**	**0**	**0**	**0**	**0**	**0**	**50.379.859**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119175 130122000 MEJORAMIENTO DE LA INFRAESTRUCTURA Y MOBILIARIO DE LAS SEDES PARA UNA ATENCIÓN MÁS EFICIENTE DE LOS USUARIOS Y DIGNIFICACIÓN DE LAS CONDICIONES DE TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR CONDICIONES ÓPTIMAS DEL AMBIENTE DE TRABAJO MEDIANTE UN PLAN DE MANTENIMIENTO Y DE EXPANSIÓN DE LAS SEDES EN TODO EL PAÍS, A FIN DE GARANTIZAR EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 650.000 **FEMENINO:** 325.000 **MASCULINO:** 325.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130122003 CAPACITACIÓN DEL PERSONAL PARA LA SIMPLIFICACIÓN Y MEJORAMIENTO DE LOS TRÁMITES DE LAS INSPECTORÍAS.

UNIDAD DE MEDIDA: TALLER / CURSO **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**79.563**	**0**	**0**	**0**	**0**	0	**79.563**
402	05	00	00	Productos de papel, cartón e impresos	24.481	0	0	0	0	0	24.481
402	05	03	00	Productos de papel y cartón para oficina	24.481	0	0	0	0	0	24.481
402	10	00	00	Productos varios y útiles diversos	55.082	0	0	0	0	0	55.082
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	18.361	0	0	0	0	0	18.361
402	10	08	00	Materiales para equipos de computación	36.721	0	0	0	0	0	36.721
403	**00**	**00**	**00**	**Servicios no personales**	**187.339**	**0**	**0**	**0**	**0**	0	**187.339**
403	07	00	00	Servicios de información, impresión y relaciones públicas	13.300	0	0	0	0	0	13.300
403	07	03	00	Relaciones sociales	13.300	0	0	0	0	0	13.300
403	09	00	00	Viáticos y pasajes	78.945	0	0	0	0	0	78.945
403	09	01	00	Viáticos y pasajes dentro del país	78.945	0	0	0	0	0	78.945
403	10	00	00	Servicios profesionales y técnicos	66.499	0	0	0	0	0	66.499
403	10	07	00	Servicios de capacitación y adiestramiento	66.499	0	0	0	0	0	66.499
403	18	00	00	Impuestos indirectos	28.595	0	0	0	0	0	28.595
403	18	01	00	Impuesto al valor agregado	28.595	0	0	0	0	0	28.595
				Totales	**266.902**	**0**	**0**	**0**	**0**	0	**266.902**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119168 130123000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y FACILITAR LA NEGOCIACIÓN COLECTIVA, A FIN DE GENERAR UNIFORMIDAD DE LAS CONDICIONES DE TRABAJO EN LOS SECTORES PÚBLICOS Y PRIVADOS A NIVEL NACIONAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**41.579.697**	**0**	**0**	**0**	**0**	**0**	**41.579.697**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.747.874	0	0	0	0	0	8.747.874
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.369.473	0	0	0	0	0	7.369.473
401	01	18	00	Remuneraciones al personal contratado	1.255.550	0	0	0	0	0	1.255.550
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	122.851	0	0	0	0	0	122.851
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	646.046	0	0	0	0	0	646.046
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	646.046	0	0	0	0	0	646.046
401	03	00	00	Primas	5.556.683	0	0	0	0	0	5.556.683
401	03	08	00	Primas de profesionalización a empleados	728.097	0	0	0	0	0	728.097
401	03	09	00	Primas por antigüedad a empleados	380.644	0	0	0	0	0	380.644
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	36.000	0	0	0	0	0	36.000
401	03	37	00	Primas de transporte al personal contratado	12.000	0	0	0	0	0	12.000
401	03	40	00	Primas de profesionalización al personal contratado	85.678	0	0	0	0	0	85.678
401	03	41	00	Primas por antigüedad al personal contratado	67.202	0	0	0	0	0	67.202
401	03	47	00	Primas al personal de alto nivel y de dirección	122.422	0	0	0	0	0	122.422
401	03	95	00	Otras primas al personal de alto nivel y de dirección	124.250	0	0	0	0	0	124.250
401	03	97	00	Otras primas a empleados	4.000.390	0	0	0	0	0	4.000.390
401	04	00	00	Complementos de sueldos y salarios	10.714.420	0	0	0	0	0	10.714.420
401	04	08	00	Bono compensatorio de alimentación a empleados	5.689.800	0	0	0	0	0	5.689.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.000.620	0	0	0	0	0	1.000.620
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	98.100	0	0	0	0	0	98.100
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	85.726	0	0	0	0	0	85.726
401	04	96	00	Otros complementos a empleados	2.742.476	0	0	0	0	0	2.742.476
401	04	98	00	Otros complementos al personal contratado	1.097.698	0	0	0	0	0	1.097.698
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.602.404	0	0	0	0	0	8.602.404
401	05	01	00	Aguinaldos a empleados	4.938.353	0	0	0	0	0	4.938.353
401	05	03	00	Bono vacacional a empleados	2.308.843	0	0	0	0	0	2.308.843
401	05	07	00	Aguinaldos al personal contratado	773.337	0	0	0	0	0	773.337
401	05	08	00	Bono vacacional al personal contratado	361.561	0	0	0	0	0	361.561

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119168 130123000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y FACILITAR LA NEGOCIACIÓN COLECTIVA, A FIN DE GENERAR UNIFORMIDAD DE LAS CONDICIONES DE TRABAJO EN LOS SECTORES PÚBLICOS Y PRIVADOS A NIVEL NACIONAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	150.123	0	0	0	0	0	150.123
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	70.187	0	0	0	0	0	70.187
401	06	00	00	Aportes patronales y legales	1.527.038	0	0	0	0	0	1.527.038
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	701.389	0	0	0	0	0	701.389
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	221.099	0	0	0	0	0	221.099
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	132.493	0	0	0	0	0	132.493
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	277.061	0	0	0	0	0	277.061
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	111.757	0	0	0	0	0	111.757
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	43.388	0	0	0	0	0	43.388
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	10.935	0	0	0	0	0	10.935
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	3.686	0	0	0	0	0	3.686
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	8.422	0	0	0	0	0	8.422
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	16.808	0	0	0	0	0	16.808
401	07	00	00	Asistencia socio-económica	796.289	0	0	0	0	0	796.289
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	667.263	0	0	0	0	0	667.263
401	07	33	00	Asistencia socio-económica al personal contratado	129.026	0	0	0	0	0	129.026
401	08	00	00	Prestaciones sociales e indemnizaciones	4.988.943	0	0	0	0	0	4.988.943
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.230.010	0	0	0	0	0	4.230.010
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	635.721	0	0	0	0	0	635.721
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	123.212	0	0	0	0	0	123.212
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.181.572**	**0**	**0**	**0**	**0**	**0**	**1.181.572**
402	01	00	00	Productos alimenticios y agropecuarios	113.283	0	0	0	0	0	113.283
402	01	01	00	Alimentos y bebidas para personas	113.283	0	0	0	0	0	113.283
402	04	00	00	Productos de cuero y caucho	19.324	0	0	0	0	0	19.324
402	04	03	00	Cauchos y tripas para vehículos	19.324	0	0	0	0	0	19.324
402	05	00	00	Productos de papel, cartón e impresos	536.472	0	0	0	0	0	536.472
402	05	01	00	Pulpa de madera, papel y cartón	17.431	0	0	0	0	0	17.431

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119168 130123000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y FACILITAR LA NEGOCIACIÓN COLECTIVA, A FIN DE GENERAR UNIFORMIDAD DE LAS CONDICIONES DE TRABAJO EN LOS SECTORES PÚBLICOS Y PRIVADOS A NIVEL NACIONAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	02	00	Envases y cajas de papel y cartón	42.057	0	0	0	0	0	42.057
402	05	03	00	Productos de papel y cartón para oficina	476.984	0	0	0	0	0	476.984
402	06	00	00	Productos químicos y derivados	43.425	0	0	0	0	0	43.425
402	06	04	00	Productos farmacéuticos y medicamentos	5.753	0	0	0	0	0	5.753
402	06	08	00	Productos plásticos	37.672	0	0	0	0	0	37.672
402	08	00	00	Productos metálicos	18.460	0	0	0	0	0	18.460
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	18.460	0	0	0	0	0	18.460
402	10	00	00	Productos varios y útiles diversos	450.130	0	0	0	0	0	450.130
402	10	02	00	Materiales y útiles de limpieza y aseo	64.299	0	0	0	0	0	64.299
402	10	03	00	Utensilios de cocina y comedor	7.802	0	0	0	0	0	7.802
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	167.524	0	0	0	0	0	167.524
402	10	08	00	Materiales para equipos de computación	195.141	0	0	0	0	0	195.141
402	10	11	00	Materiales eléctricos	10.148	0	0	0	0	0	10.148
402	10	12	00	Materiales para instalaciones sanitarias	3.393	0	0	0	0	0	3.393
402	10	99	00	Otros productos y útiles diversos	1.823	0	0	0	0	0	1.823
402	99	00	00	Otros materiales y suministros	478	0	0	0	0	0	478
402	99	01	00	Otros materiales y suministros	478	0	0	0	0	0	478
403	**00**	**00**	**00**	**Servicios no personales**	**596.761**	**0**	**0**	**0**	**0**	**0**	**596.761**
403	07	00	00	Servicios de información, impresión y relaciones públicas	14.215	0	0	0	0	0	14.215
403	07	02	00	Imprenta y reproducción	3.586	0	0	0	0	0	3.586
403	07	03	00	Relaciones sociales	10.629	0	0	0	0	0	10.629
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.013	0	0	0	0	0	3.013
403	08	02	00	Comisiones y gastos bancarios	3.013	0	0	0	0	0	3.013
403	09	00	00	Viáticos y pasajes	348.733	0	0	0	0	0	348.733
403	09	01	00	Viáticos y pasajes dentro del país	348.733	0	0	0	0	0	348.733
403	18	00	00	Impuestos indirectos	230.800	0	0	0	0	0	230.800
403	18	01	00	Impuesto al valor agregado	230.800	0	0	0	0	0	230.800
404	**00**	**00**	**00**	**Activos reales**	**409.708**	**0**	**0**	**0**	**0**	**0**	**409.708**
404	05	00	00	Equipos de comunicaciones y de señalamiento	18.155	0	0	0	0	0	18.155

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119168 130123000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y FACILITAR LA NEGOCIACIÓN COLECTIVA, A FIN DE GENERAR UNIFORMIDAD DE LAS CONDICIONES DE TRABAJO EN LOS SECTORES PÚBLICOS Y PRIVADOS A NIVEL NACIONAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	01	00	Equipos de telecomunicaciones	18.155	0	0	0	0	0	18.155
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	391.553	0	0	0	0	0	391.553
404	09	01	00	Mobiliario y equipos de oficina	113.483	0	0	0	0	0	113.483
404	09	02	00	Equipos de computación	158.247	0	0	0	0	0	158.247
404	09	03	00	Mobiliario y equipos de alojamiento	119.823	0	0	0	0	0	119.823
				Totales	**43.767.738**	**0**	**0**	**0**	**0**	**0**	**43.767.738**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119168 130123000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y FACILITAR LA NEGOCIACIÓN COLECTIVA, A FIN DE GENERAR UNIFORMIDAD DE LAS CONDICIONES DE TRABAJO EN LOS SECTORES PÚBLICOS Y PRIVADOS A NIVEL NACIONAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119168 130123000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y FACILITAR LA NEGOCIACIÓN COLECTIVA, A FIN DE GENERAR UNIFORMIDAD DE LAS CONDICIONES DE TRABAJO EN LOS SECTORES PÚBLICOS Y PRIVADOS A NIVEL NACIONAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130123001 RECEPCIÓN, TRAMITACIÓN Y FACILITACIÓN DE LA NEGOCIACIÓN DE PROYECTOS DE CONVENCIÓN COLECTIVA DE TRABAJO.

UNIDAD DE MEDIDA: PROYECTO **META:** 1.044

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INSPECTORÍA NACIONAL DE SECTORES PÚBLICOS Y PRIVADO, E INSPECTORÍAS LOCALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**30.050.044**	**0**	**0**	**0**	**0**	**0**	**30.050.044**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.277.187	0	0	0	0	0	6.277.187
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.277.187	0	0	0	0	0	6.277.187
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	530.957	0	0	0	0	0	530.957
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	530.957	0	0	0	0	0	530.957
401	03	00	00	Primas	4.373.929	0	0	0	0	0	4.373.929
401	03	08	00	Primas de profesionalización a empleados	612.725	0	0	0	0	0	612.725
401	03	09	00	Primas por antigüedad a empleados	335.658	0	0	0	0	0	335.658
401	03	97	00	Otras primas a empleados	3.425.546	0	0	0	0	0	3.425.546
401	04	00	00	Complementos de sueldos y salarios	7.329.962	0	0	0	0	0	7.329.962
401	04	08	00	Bono compensatorio de alimentación a empleados	4.924.620	0	0	0	0	0	4.924.620
401	04	96	00	Otros complementos a empleados	2.405.342	0	0	0	0	0	2.405.342
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	6.194.465	0	0	0	0	0	6.194.465
401	05	01	00	Aguinaldos a empleados	4.221.006	0	0	0	0	0	4.221.006
401	05	03	00	Bono vacacional a empleados	1.973.459	0	0	0	0	0	1.973.459
401	06	00	00	Aportes patronales y legales	1.135.486	0	0	0	0	0	1.135.486
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	597.476	0	0	0	0	0	597.476
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	188.330	0	0	0	0	0	188.330
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	112.865	0	0	0	0	0	112.865
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	236.815	0	0	0	0	0	236.815
401	07	00	00	Asistencia socio-económica	572.431	0	0	0	0	0	572.431
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	572.431	0	0	0	0	0	572.431
401	08	00	00	Prestaciones sociales e indemnizaciones	3.635.627	0	0	0	0	0	3.635.627

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119168 130123000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y FACILITAR LA NEGOCIACIÓN COLECTIVA, A FIN DE GENERAR UNIFORMIDAD DE LAS CONDICIONES DE TRABAJO EN LOS SECTORES PÚBLICOS Y PRIVADOS A NIVEL NACIONAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130123001 RECEPCIÓN, TRAMITACIÓN Y FACILITACIÓN DE LA NEGOCIACIÓN DE PROYECTOS DE CONVENCIÓN COLECTIVA DE TRABAJO.

UNIDAD DE MEDIDA: PROYECTO **META:** 1.044

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INSPECTORÍA NACIONAL DE SECTORES PÚBLICOS Y PRIVADO, E INSPECTORÍAS LOCALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	3.635.627	0	0	0	0	0	3.635.627
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**474.869**	**0**	**0**	**0**	**0**	**0**	**474.869**
402	01	00	00	Productos alimenticios y agropecuarios	53.350	0	0	0	0	0	53.350
402	01	01	00	Alimentos y bebidas para personas	53.350	0	0	0	0	0	53.350
402	04	00	00	Productos de cuero y caucho	8.498	0	0	0	0	0	8.498
402	04	03	00	Cauchos y tripas para vehículos	8.498	0	0	0	0	0	8.498
402	05	00	00	Productos de papel, cartón e impresos	181.587	0	0	0	0	0	181.587
402	05	01	00	Pulpa de madera, papel y cartón	7.419	0	0	0	0	0	7.419
402	05	02	00	Envases y cajas de papel y cartón	23.310	0	0	0	0	0	23.310
402	05	03	00	Productos de papel y cartón para oficina	150.858	0	0	0	0	0	150.858
402	06	00	00	Productos químicos y derivados	24.369	0	0	0	0	0	24.369
402	06	04	00	Productos farmacéuticos y medicamentos	2.767	0	0	0	0	0	2.767
402	06	08	00	Productos plásticos	21.602	0	0	0	0	0	21.602
402	08	00	00	Productos metálicos	6.008	0	0	0	0	0	6.008
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.008	0	0	0	0	0	6.008
402	10	00	00	Productos varios y útiles diversos	200.579	0	0	0	0	0	200.579
402	10	02	00	Materiales y útiles de limpieza y aseo	38.424	0	0	0	0	0	38.424
402	10	03	00	Utensilios de cocina y comedor	5.951	0	0	0	0	0	5.951
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	87.227	0	0	0	0	0	87.227
402	10	08	00	Materiales para equipos de computación	65.250	0	0	0	0	0	65.250
402	10	11	00	Materiales eléctricos	2.444	0	0	0	0	0	2.444
402	10	12	00	Materiales para instalaciones sanitarias	834	0	0	0	0	0	834
402	10	99	00	Otros productos y útiles diversos	449	0	0	0	0	0	449
402	99	00	00	Otros materiales y suministros	478	0	0	0	0	0	478

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119168 130123000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y FACILITAR LA NEGOCIACIÓN COLECTIVA, A FIN DE GENERAR UNIFORMIDAD DE LAS CONDICIONES DE TRABAJO EN LOS SECTORES PÚBLICOS Y PRIVADOS A NIVEL NACIONAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130123001 RECEPCIÓN, TRAMITACIÓN Y FACILITACIÓN DE LA NEGOCIACIÓN DE PROYECTOS DE CONVENCIÓN COLECTIVA DE TRABAJO.

UNIDAD DE MEDIDA: PROYECTO **META:** 1.044

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INSPECTORÍA NACIONAL DE SECTORES PÚBLICOS Y PRIVADO, E INSPECTORÍAS LOCALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	478	0	0	0	0	0	478
403	**00**	**00**	**00**	**Servicios no personales**	**275.106**	**0**	**0**	**0**	**0**	0	**275.106**
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.708	0	0	0	0	0	8.708
403	07	02	00	Imprenta y reproducción	3.586	0	0	0	0	0	3.586
403	07	03	00	Relaciones sociales	5.122	0	0	0	0	0	5.122
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.013	0	0	0	0	0	3.013
403	08	02	00	Comisiones y gastos bancarios	3.013	0	0	0	0	0	3.013
403	09	00	00	Viáticos y pasajes	167.993	0	0	0	0	0	167.993
403	09	01	00	Viáticos y pasajes dentro del país	167.993	0	0	0	0	0	167.993
403	18	00	00	Impuestos indirectos	95.392	0	0	0	0	0	95.392
403	18	01	00	Impuesto al valor agregado	95.392	0	0	0	0	0	95.392
404	**00**	**00**	**00**	**Activos reales**	**144.396**	**0**	**0**	**0**	**0**	0	**144.396**
404	05	00	00	Equipos de comunicaciones y de señalamiento	16.224	0	0	0	0	0	16.224
404	05	01	00	Equipos de telecomunicaciones	16.224	0	0	0	0	0	16.224
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	128.172	0	0	0	0	0	128.172
404	09	01	00	Mobiliario y equipos de oficina	44.938	0	0	0	0	0	44.938
404	09	02	00	Equipos de computación	58.374	0	0	0	0	0	58.374
404	09	03	00	Mobiliario y equipos de alojamiento	24.860	0	0	0	0	0	24.860
				Totales	**30.944.415**	**0**	**0**	**0**	**0**	0	**30.944.415**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119168 130123000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y FACILITAR LA NEGOCIACIÓN COLECTIVA, A FIN DE GENERAR UNIFORMIDAD DE LAS CONDICIONES DE TRABAJO EN LOS SECTORES PÚBLICOS Y PRIVADOS A NIVEL NACIONAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130123002 ATENCIÓN Y RESOLUCIÓN DE LOS DIFERENDOS, PLIEGOS Y CONFLICTOS DE TRABAJO MEDIANTE LA CONCILIACIÓN, MEDIACIÓN Y ARBITRAJE.

UNIDAD DE MEDIDA: DECISIÓN **META:** 144

RESPONSABLE/EJECUTOR: DIRECCIÓN DE MEDIACIÓN, CONCILIACIÓN Y ARBITRAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**11.529.653**	**0**	**0**	**0**	**0**	**0**	**11.529.653**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.470.687	0	0	0	0	0	2.470.687
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.092.286	0	0	0	0	0	1.092.286
401	01	18	00	Remuneraciones al personal contratado	1.255.550	0	0	0	0	0	1.255.550
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	122.851	0	0	0	0	0	122.851
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	115.089	0	0	0	0	0	115.089
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	115.089	0	0	0	0	0	115.089
401	03	00	00	Primas	1.182.754	0	0	0	0	0	1.182.754
401	03	08	00	Primas de profesionalización a empleados	115.372	0	0	0	0	0	115.372
401	03	09	00	Primas por antigüedad a empleados	44.986	0	0	0	0	0	44.986
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	36.000	0	0	0	0	0	36.000
401	03	37	00	Primas de transporte al personal contratado	12.000	0	0	0	0	0	12.000
401	03	40	00	Primas de profesionalización al personal contratado	85.678	0	0	0	0	0	85.678
401	03	41	00	Primas por antigüedad al personal contratado	67.202	0	0	0	0	0	67.202
401	03	47	00	Primas al personal de alto nivel y de dirección	122.422	0	0	0	0	0	122.422
401	03	95	00	Otras primas al personal de alto nivel y de dirección	124.250	0	0	0	0	0	124.250
401	03	97	00	Otras primas a empleados	574.844	0	0	0	0	0	574.844
401	04	00	00	Complementos de sueldos y salarios	3.384.458	0	0	0	0	0	3.384.458
401	04	08	00	Bono compensatorio de alimentación a empleados	765.180	0	0	0	0	0	765.180
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.000.620	0	0	0	0	0	1.000.620
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	98.100	0	0	0	0	0	98.100
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	85.726	0	0	0	0	0	85.726
401	04	96	00	Otros complementos a empleados	337.134	0	0	0	0	0	337.134
401	04	98	00	Otros complementos al personal contratado	1.097.698	0	0	0	0	0	1.097.698

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119168 130123000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y FACILITAR LA NEGOCIACIÓN COLECTIVA, A FIN DE GENERAR UNIFORMIDAD DE LAS CONDICIONES DE TRABAJO EN LOS SECTORES PÚBLICOS Y PRIVADOS A NIVEL NACIONAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130123002 ATENCIÓN Y RESOLUCIÓN DE LOS DIFERENDOS, PLIEGOS Y CONFLICTOS DE TRABAJO MEDIANTE LA CONCILIACIÓN, MEDIACIÓN Y ARBITRAJE.

UNIDAD DE MEDIDA: DECISIÓN **META:** 144

RESPONSABLE/EJECUTOR: DIRECCIÓN DE MEDIACIÓN, CONCILIACIÓN Y ARBITRAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.407.939	0	0	0	0	0	2.407.939
401	05	01	00	Aguinaldos a empleados	717.347	0	0	0	0	0	717.347
401	05	03	00	Bono vacacional a empleados	335.384	0	0	0	0	0	335.384
401	05	07	00	Aguinaldos al personal contratado	773.337	0	0	0	0	0	773.337
401	05	08	00	Bono vacacional al personal contratado	361.561	0	0	0	0	0	361.561
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	150.123	0	0	0	0	0	150.123
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	70.187	0	0	0	0	0	70.187
401	06	00	00	Aportes patronales y legales	391.552	0	0	0	0	0	391.552
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	103.913	0	0	0	0	0	103.913
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	32.769	0	0	0	0	0	32.769
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	19.628	0	0	0	0	0	19.628
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	40.246	0	0	0	0	0	40.246
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	111.757	0	0	0	0	0	111.757
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	43.388	0	0	0	0	0	43.388
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	10.935	0	0	0	0	0	10.935
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	3.686	0	0	0	0	0	3.686
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	8.422	0	0	0	0	0	8.422
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	16.808	0	0	0	0	0	16.808
401	07	00	00	Asistencia socio-económica	223.858	0	0	0	0	0	223.858
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	94.832	0	0	0	0	0	94.832
401	07	33	00	Asistencia socio-económica al personal contratado	129.026	0	0	0	0	0	129.026
401	08	00	00	Prestaciones sociales e indemnizaciones	1.353.316	0	0	0	0	0	1.353.316
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	594.383	0	0	0	0	0	594.383

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119168 130123000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y FACILITAR LA NEGOCIACIÓN COLECTIVA, A FIN DE GENERAR UNIFORMIDAD DE LAS CONDICIONES DE TRABAJO EN LOS SECTORES PÚBLICOS Y PRIVADOS A NIVEL NACIONAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130123002 ATENCIÓN Y RESOLUCIÓN DE LOS DIFERENDOS, PLIEGOS Y CONFLICTOS DE TRABAJO MEDIANTE LA CONCILIACIÓN, MEDIACIÓN Y ARBITRAJE.

UNIDAD DE MEDIDA: DECISIÓN **META:** 144

RESPONSABLE/EJECUTOR: DIRECCIÓN DE MEDIACIÓN, CONCILIACIÓN Y ARBITRAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	635.721	0	0	0	0	0	635.721
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	123.212	0	0	0	0	0	123.212
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**40.816**	**0**	**0**	**0**	**0**	0	**40.816**
402	01	00	00	Productos alimenticios y agropecuarios	8.933	0	0	0	0	0	8.933
402	01	01	00	Alimentos y bebidas para personas	8.933	0	0	0	0	0	8.933
402	04	00	00	Productos de cuero y caucho	1.608	0	0	0	0	0	1.608
402	04	03	00	Cauchos y tripas para vehículos	1.608	0	0	0	0	0	1.608
402	05	00	00	Productos de papel, cartón e impresos	10.458	0	0	0	0	0	10.458
402	05	01	00	Pulpa de madera, papel y cartón	482	0	0	0	0	0	482
402	05	02	00	Envases y cajas de papel y cartón	1.086	0	0	0	0	0	1.086
402	05	03	00	Productos de papel y cartón para oficina	8.890	0	0	0	0	0	8.890
402	06	00	00	Productos químicos y derivados	1.584	0	0	0	0	0	1.584
402	06	08	00	Productos plásticos	1.584	0	0	0	0	0	1.584
402	08	00	00	Productos metálicos	385	0	0	0	0	0	385
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	385	0	0	0	0	0	385
402	10	00	00	Productos varios y útiles diversos	17.848	0	0	0	0	0	17.848
402	10	02	00	Materiales y útiles de limpieza y aseo	4.162	0	0	0	0	0	4.162
402	10	03	00	Utensilios de cocina y comedor	153	0	0	0	0	0	153
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	9.218	0	0	0	0	0	9.218
402	10	08	00	Materiales para equipos de computación	3.858	0	0	0	0	0	3.858
402	10	12	00	Materiales para instalaciones sanitarias	321	0	0	0	0	0	321
402	10	99	00	Otros productos y útiles diversos	136	0	0	0	0	0	136
403	**00**	**00**	**00**	**Servicios no personales**	**54.346**	**0**	**0**	**0**	**0**	0	**54.346**
403	07	00	00	Servicios de información, impresión y relaciones públicas	947	0	0	0	0	0	947

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119168 130123000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y FACILITAR LA NEGOCIACIÓN COLECTIVA, A FIN DE GENERAR UNIFORMIDAD DE LAS CONDICIONES DE TRABAJO EN LOS SECTORES PÚBLICOS Y PRIVADOS A NIVEL NACIONAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130123002 ATENCIÓN Y RESOLUCIÓN DE LOS DIFERENDOS, PLIEGOS Y CONFLICTOS DE TRABAJO MEDIANTE LA CONCILIACIÓN, MEDIACIÓN Y ARBITRAJE.

UNIDAD DE MEDIDA: DECISIÓN **META:** 144

RESPONSABLE/EJECUTOR: DIRECCIÓN DE MEDIACIÓN, CONCILIACIÓN Y ARBITRAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	947	0	0	0	0	0	947
403	09	00	00	Viáticos y pasajes	37.022	0	0	0	0	0	37.022
403	09	01	00	Viáticos y pasajes dentro del país	37.022	0	0	0	0	0	37.022
403	18	00	00	Impuestos indirectos	16.377	0	0	0	0	0	16.377
403	18	01	00	Impuesto al valor agregado	16.377	0	0	0	0	0	16.377
404	**00**	**00**	**00**	**Activos reales**	**57.690**	**0**	**0**	**0**	**0**	0	**57.690**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.931	0	0	0	0	0	1.931
404	05	01	00	Equipos de telecomunicaciones	1.931	0	0	0	0	0	1.931
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	55.759	0	0	0	0	0	55.759
404	09	01	00	Mobiliario y equipos de oficina	32.184	0	0	0	0	0	32.184
404	09	02	00	Equipos de computación	15.448	0	0	0	0	0	15.448
404	09	03	00	Mobiliario y equipos de alojamiento	8.127	0	0	0	0	0	8.127
				Totales	**11.682.505**	**0**	**0**	**0**	**0**	0	**11.682.505**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119168 130123000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y FACILITAR LA NEGOCIACIÓN COLECTIVA, A FIN DE GENERAR UNIFORMIDAD DE LAS CONDICIONES DE TRABAJO EN LOS SECTORES PÚBLICOS Y PRIVADOS A NIVEL NACIONAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130123003 RECEPCIÓN Y TRAMITACIÓN DE PROYECTOS DE ORGANIZACIONES SINDICALES DE ÁMBITO LOCAL Y NACIONAL.

UNIDAD DE MEDIDA: PROYECTO **META:** 759

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INSPECTORÍA NACIONAL DE SECTORES PÚBLICO Y PRIVADO, E INSPECTORÍAS DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**665.887**	**0**	**0**	**0**	**0**	**0**	**665.887**
402	01	00	00	Productos alimenticios y agropecuarios	51.000	0	0	0	0	0	51.000
402	01	01	00	Alimentos y bebidas para personas	51.000	0	0	0	0	0	51.000
402	04	00	00	Productos de cuero y caucho	9.218	0	0	0	0	0	9.218
402	04	03	00	Cauchos y tripas para vehículos	9.218	0	0	0	0	0	9.218
402	05	00	00	Productos de papel, cartón e impresos	344.427	0	0	0	0	0	344.427
402	05	01	00	Pulpa de madera, papel y cartón	9.530	0	0	0	0	0	9.530
402	05	02	00	Envases y cajas de papel y cartón	17.661	0	0	0	0	0	17.661
402	05	03	00	Productos de papel y cartón para oficina	317.236	0	0	0	0	0	317.236
402	06	00	00	Productos químicos y derivados	17.472	0	0	0	0	0	17.472
402	06	04	00	Productos farmacéuticos y medicamentos	2.986	0	0	0	0	0	2.986
402	06	08	00	Productos plásticos	14.486	0	0	0	0	0	14.486
402	08	00	00	Productos metálicos	12.067	0	0	0	0	0	12.067
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	12.067	0	0	0	0	0	12.067
402	10	00	00	Productos varios y útiles diversos	231.703	0	0	0	0	0	231.703
402	10	02	00	Materiales y útiles de limpieza y aseo	21.713	0	0	0	0	0	21.713
402	10	03	00	Utensilios de cocina y comedor	1.698	0	0	0	0	0	1.698
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	71.079	0	0	0	0	0	71.079
402	10	08	00	Materiales para equipos de computación	126.033	0	0	0	0	0	126.033
402	10	11	00	Materiales eléctricos	7.704	0	0	0	0	0	7.704
402	10	12	00	Materiales para instalaciones sanitarias	2.238	0	0	0	0	0	2.238
402	10	99	00	Otros productos y útiles diversos	1.238	0	0	0	0	0	1.238
403	**00**	**00**	**00**	**Servicios no personales**	**267.309**	**0**	**0**	**0**	**0**	**0**	**267.309**
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.560	0	0	0	0	0	4.560

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119168 130123000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y FACILITAR LA NEGOCIACIÓN COLECTIVA, A FIN DE GENERAR UNIFORMIDAD DE LAS CONDICIONES DE TRABAJO EN LOS SECTORES PÚBLICOS Y PRIVADOS A NIVEL NACIONAL.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130123003 RECEPCIÓN Y TRAMITACIÓN DE PROYECTOS DE ORGANIZACIONES SINDICALES DE ÁMBITO LOCAL Y NACIONAL.

UNIDAD DE MEDIDA: PROYECTO **META:** 759

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INSPECTORÍA NACIONAL DE SECTORES PÚBLICO Y PRIVADO, E INSPECTORÍAS DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	4.560	0	0	0	0	0	4.560
403	09	00	00	Viáticos y pasajes	143.718	0	0	0	0	0	143.718
403	09	01	00	Viáticos y pasajes dentro del país	143.718	0	0	0	0	0	143.718
403	18	00	00	Impuestos indirectos	119.031	0	0	0	0	0	119.031
403	18	01	00	Impuesto al valor agregado	119.031	0	0	0	0	0	119.031
404	**00**	**00**	**00**	**Activos reales**	**207.622**	**0**	**0**	**0**	**0**	**0**	**207.622**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	207.622	0	0	0	0	0	207.622
404	09	01	00	Mobiliario y equipos de oficina	36.361	0	0	0	0	0	36.361
404	09	02	00	Equipos de computación	84.425	0	0	0	0	0	84.425
404	09	03	00	Mobiliario y equipos de alojamiento	86.836	0	0	0	0	0	86.836
				Totales	**1.140.818**	**0**	**0**	**0**	**0**	**0**	**1.140.818**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119192 130124000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL DE LOS TRABAJADORES Y TRABAJADORAS DEPENDIENTES Y NO DEPENDIENTES DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: GARANTIZAR LOS DERECHOS DERIVADOS DE LA RELACIÓN LABORAL, EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES DE LOS TRABAJADORES DEPENDIENTES Y NO DEPENDIENTES, DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA, EN CUANTO A SUS CONDICIONES DE TRABAJO, SALUD, EDUCACIÓN Y SEGURIDAD SOCIAL Y DE SUS NÚCLEOS FAMILIARES, COMO VÍA QUE CONTRIBUYA AL LOGRO DE LA SOBERANÍA ALIMENTARIA Y LA JUSTICIA SOCIAL.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 46.800 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**1.888.157**	**0**	**0**	**0**	**0**	**0**	**1.888.157**
402	01	00	00	Productos alimenticios y agropecuarios	26.676	0	0	0	0	0	26.676
402	01	01	00	Alimentos y bebidas para personas	26.676	0	0	0	0	0	26.676
402	03	00	00	Textiles y vestuarios	23.859	0	0	0	0	0	23.859
402	03	02	00	Prendas de vestir	23.859	0	0	0	0	0	23.859
402	04	00	00	Productos de cuero y caucho	44.560	0	0	0	0	0	44.560
402	04	03	00	Cauchos y tripas para vehículos	44.560	0	0	0	0	0	44.560
402	05	00	00	Productos de papel, cartón e impresos	666.666	0	0	0	0	0	666.666
402	05	01	00	Pulpa de madera, papel y cartón	92.510	0	0	0	0	0	92.510
402	05	02	00	Envases y cajas de papel y cartón	7.949	0	0	0	0	0	7.949
402	05	03	00	Productos de papel y cartón para oficina	493.238	0	0	0	0	0	493.238
402	05	04	00	Libros, revistas y periódicos	6.781	0	0	0	0	0	6.781
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	66.188	0	0	0	0	0	66.188
402	06	00	00	Productos químicos y derivados	267.577	0	0	0	0	0	267.577
402	06	04	00	Productos farmacéuticos y medicamentos	854	0	0	0	0	0	854
402	06	06	00	Combustibles y lubricantes	17.172	0	0	0	0	0	17.172
402	06	08	00	Productos plásticos	249.551	0	0	0	0	0	249.551
402	07	00	00	Productos minerales no metálicos	15.444	0	0	0	0	0	15.444
402	07	02	00	Vidrios y productos de vidrio	15.444	0	0	0	0	0	15.444
402	08	00	00	Productos metálicos	23.150	0	0	0	0	0	23.150
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.739	0	0	0	0	0	2.739
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.411	0	0	0	0	0	20.411
402	10	00	00	Productos varios y útiles diversos	820.225	0	0	0	0	0	820.225
402	10	02	00	Materiales y útiles de limpieza y aseo	99.039	0	0	0	0	0	99.039
402	10	03	00	Utensilios de cocina y comedor	8.893	0	0	0	0	0	8.893
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	240.337	0	0	0	0	0	240.337
402	10	07	00	Productos de seguridad en el trabajo	43.071	0	0	0	0	0	43.071

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119192 130124000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL DE LOS TRABAJADORES Y TRABAJADORAS DEPENDIENTES Y NO DEPENDIENTES DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: GARANTIZAR LOS DERECHOS DERIVADOS DE LA RELACIÓN LABORAL, EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES DE LOS TRABAJADORES DEPENDIENTES Y NO DEPENDIENTES, DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA, EN CUANTO A SUS CONDICIONES DE TRABAJO, SALUD, EDUCACIÓN Y SEGURIDAD SOCIAL Y DE SUS NÚCLEOS FAMILIARES, COMO VÍA QUE CONTRIBUYA AL LOGRO DE LA SOBERANÍA ALIMENTARIA Y LA JUSTICIA SOCIAL.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 46.800 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	427.807	0	0	0	0	0	427.807
402	10	11	00	Materiales eléctricos	592	0	0	0	0	0	592
402	10	99	00	Otros productos y útiles diversos	486	0	0	0	0	0	486
403	**00**	**00**	**00**	**Servicios no personales**	**4.211.174**	**0**	**0**	**0**	**0**	**0**	**4.211.174**
403	01	00	00	Alquileres de inmuebles	149.357	0	0	0	0	0	149.357
403	01	01	00	Alquileres de edificios y locales	149.357	0	0	0	0	0	149.357
403	07	00	00	Servicios de información, impresión y relaciones públicas	728.977	0	0	0	0	0	728.977
403	07	01	00	Publicidad y propaganda	133.218	0	0	0	0	0	133.218
403	07	03	00	Relaciones sociales	595.759	0	0	0	0	0	595.759
403	09	00	00	Viáticos y pasajes	2.064.432	0	0	0	0	0	2.064.432
403	09	01	00	Viáticos y pasajes dentro del país	2.064.432	0	0	0	0	0	2.064.432
403	10	00	00	Servicios profesionales y técnicos	500.442	0	0	0	0	0	500.442
403	10	07	00	Servicios de capacitación y adiestramiento	500.442	0	0	0	0	0	500.442
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	68.492	0	0	0	0	0	68.492
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	68.492	0	0	0	0	0	68.492
403	18	00	00	Impuestos indirectos	699.474	0	0	0	0	0	699.474
403	18	01	00	Impuesto al valor agregado	699.474	0	0	0	0	0	699.474
404	**00**	**00**	**00**	**Activos reales**	**429.099**	**0**	**0**	**0**	**0**	**0**	**429.099**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	206.747	0	0	0	0	0	206.747
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	206.747	0	0	0	0	0	206.747
404	04	00	00	Equipos de transporte, tracción y elevación	484	0	0	0	0	0	484
404	04	01	00	Vehículos automotores terrestres	484	0	0	0	0	0	484
404	05	00	00	Equipos de comunicaciones y de señalamiento	65.599	0	0	0	0	0	65.599
404	05	01	00	Equipos de telecomunicaciones	65.599	0	0	0	0	0	65.599
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	68.802	0	0	0	0	0	68.802
404	07	02	00	Equipos de enseñanza, deporte y recreación	56.765	0	0	0	0	0	56.765
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	12.037	0	0	0	0	0	12.037

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119192 130124000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL DE LOS TRABAJADORES Y TRABAJADORAS DEPENDIENTES Y NO DEPENDIENTES DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: GARANTIZAR LOS DERECHOS DERIVADOS DE LA RELACIÓN LABORAL, EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES DE LOS TRABAJADORES DEPENDIENTES Y NO DEPENDIENTES, DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA, EN CUANTO A SUS CONDICIONES DE TRABAJO, SALUD, EDUCACIÓN Y SEGURIDAD SOCIAL Y DE SUS NÚCLEOS FAMILIARES, COMO VÍA QUE CONTRIBUYA AL LOGRO DE LA SOBERANÍA ALIMENTARIA Y LA JUSTICIA SOCIAL.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 46.800 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	87.467	0	0	0	0	0	87.467
404	09	01	00	Mobiliario y equipos de oficina	20.597	0	0	0	0	0	20.597
404	09	02	00	Equipos de computación	62.480	0	0	0	0	0	62.480
404	09	03	00	Mobiliario y equipos de alojamiento	971	0	0	0	0	0	971
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.419	0	0	0	0	0	3.419
				Totales	**6.528.430**	0	0	0	0	0	**6.528.430**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119192 130124000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL DE LOS TRABAJADORES Y TRABAJADORAS DEPENDIENTES Y NO DEPENDIENTES DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: GARANTIZAR LOS DERECHOS DERIVADOS DE LA RELACIÓN LABORAL, EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES DE LOS TRABAJADORES DEPENDIENTES Y NO DEPENDIENTES, DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA, EN CUANTO A SUS CONDICIONES DE TRABAJO, SALUD, EDUCACIÓN Y SEGURIDAD SOCIAL Y DE SUS NÚCLEOS FAMILIARES, COMO VÍA QUE CONTRIBUYA AL LOGRO DE LA SOBERANÍA ALIMENTARIA Y LA JUSTICIA SOCIAL.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 46.800 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119192 130124000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL DE LOS TRABAJADORES Y TRABAJADORAS DEPENDIENTES Y NO DEPENDIENTES DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: GARANTIZAR LOS DERECHOS DERIVADOS DE LA RELACIÓN LABORAL, EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES DE LOS TRABAJADORES DEPENDIENTES Y NO DEPENDIENTES, DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA, EN CUANTO A SUS CONDICIONES DE TRABAJO, SALUD, EDUCACIÓN Y SEGURIDAD SOCIAL Y DE SUS NÚCLEOS FAMILIARES, COMO VÍA QUE CONTRIBUYA AL LOGRO DE LA SOBERANÍA ALIMENTARIA Y LA JUSTICIA SOCIAL.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 46.800 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130124001 ASISTENCIA Y MEDIACIÓN EN MATERIA DE SEGURIDAD SOCIAL A LOS TRABAJADORES Y TRABAJADORAS DEPENDIENTES DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 8.000

RESPONSABLE/EJECUTOR: DIRECCION DE HIGIENE Y SEGURIDAD INDUSTRIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**989.651**	**0**	**0**	**0**	**0**	**0**	**989.651**
402	01	00	00	Productos alimenticios y agropecuarios	20.163	0	0	0	0	0	20.163
402	01	01	00	Alimentos y bebidas para personas	20.163	0	0	0	0	0	20.163
402	03	00	00	Textiles y vestuarios	23.859	0	0	0	0	0	23.859
402	03	02	00	Prendas de vestir	23.859	0	0	0	0	0	23.859
402	04	00	00	Productos de cuero y caucho	30.138	0	0	0	0	0	30.138
402	04	03	00	Cauchos y tripas para vehículos	30.138	0	0	0	0	0	30.138
402	05	00	00	Productos de papel, cartón e impresos	368.722	0	0	0	0	0	368.722
402	05	01	00	Pulpa de madera, papel y cartón	31.144	0	0	0	0	0	31.144
402	05	02	00	Envases y cajas de papel y cartón	6.026	0	0	0	0	0	6.026
402	05	03	00	Productos de papel y cartón para oficina	278.357	0	0	0	0	0	278.357
402	05	04	00	Libros, revistas y periódicos	6.781	0	0	0	0	0	6.781
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	46.414	0	0	0	0	0	46.414
402	06	00	00	Productos químicos y derivados	60.213	0	0	0	0	0	60.213
402	06	04	00	Productos farmacéuticos y medicamentos	854	0	0	0	0	0	854
402	06	06	00	Combustibles y lubricantes	11.302	0	0	0	0	0	11.302
402	06	08	00	Productos plásticos	48.057	0	0	0	0	0	48.057
402	07	00	00	Productos minerales no metálicos	401	0	0	0	0	0	401
402	07	02	00	Vidrios y productos de vidrio	401	0	0	0	0	0	401
402	08	00	00	Productos metálicos	17.103	0	0	0	0	0	17.103
402	08	09	00	Repuestos y accesorios para equipos de transporte	17.103	0	0	0	0	0	17.103
402	10	00	00	Productos varios y útiles diversos	469.052	0	0	0	0	0	469.052
402	10	02	00	Materiales y útiles de limpieza y aseo	76.771	0	0	0	0	0	76.771

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119192 130124000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL DE LOS TRABAJADORES Y TRABAJADORAS DEPENDIENTES Y NO DEPENDIENTES DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: GARANTIZAR LOS DERECHOS DERIVADOS DE LA RELACIÓN LABORAL, EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES DE LOS TRABAJADORES DEPENDIENTES Y NO DEPENDIENTES, DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA, EN CUANTO A SUS CONDICIONES DE TRABAJO, SALUD, EDUCACIÓN Y SEGURIDAD SOCIAL Y DE SUS NÚCLEOS FAMILIARES, COMO VÍA QUE CONTRIBUYA AL LOGRO DE LA SOBERANÍA ALIMENTARIA Y LA JUSTICIA SOCIAL.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 46.800 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130124001 ASISTENCIA Y MEDIACIÓN EN MATERIA DE SEGURIDAD SOCIAL A LOS TRABAJADORES Y TRABAJADORAS DEPENDIENTES DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 8.000

RESPONSABLE/EJECUTOR: DIRECCION DE HIGIENE Y SEGURIDAD INDUSTRIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	161.364	0	0	0	0	0	161.364
402	10	08	00	Materiales para equipos de computación	230.917	0	0	0	0	0	230.917
403	**00**	**00**	**00**	**Servicios no personales**	**1.685.005**	**0**	**0**	**0**	**0**	**0**	**1.685.005**
403	07	00	00	Servicios de información, impresión y relaciones públicas	728.977	0	0	0	0	0	728.977
403	07	01	00	Publicidad y propaganda	133.218	0	0	0	0	0	133.218
403	07	03	00	Relaciones sociales	595.759	0	0	0	0	0	595.759
403	09	00	00	Viáticos y pasajes	466.126	0	0	0	0	0	466.126
403	09	01	00	Viáticos y pasajes dentro del país	466.126	0	0	0	0	0	466.126
403	10	00	00	Servicios profesionales y técnicos	107.564	0	0	0	0	0	107.564
403	10	07	00	Servicios de capacitación y adiestramiento	107.564	0	0	0	0	0	107.564
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	68.492	0	0	0	0	0	68.492
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	68.492	0	0	0	0	0	68.492
403	18	00	00	Impuestos indirectos	313.846	0	0	0	0	0	313.846
403	18	01	00	Impuesto al valor agregado	313.846	0	0	0	0	0	313.846
404	**00**	**00**	**00**	**Activos reales**	**254.577**	**0**	**0**	**0**	**0**	**0**	**254.577**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	176.375	0	0	0	0	0	176.375
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	176.375	0	0	0	0	0	176.375
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	57.000	0	0	0	0	0	57.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	45.904	0	0	0	0	0	45.904
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	11.096	0	0	0	0	0	11.096
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	21.202	0	0	0	0	0	21.202
404	09	01	00	Mobiliario y equipos de oficina	3.795	0	0	0	0	0	3.795

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119192 130124000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL DE LOS TRABAJADORES Y TRABAJADORAS DEPENDIENTES Y NO DEPENDIENTES DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: GARANTIZAR LOS DERECHOS DERIVADOS DE LA RELACIÓN LABORAL, EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES DE LOS TRABAJADORES DEPENDIENTES Y NO DEPENDIENTES, DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA, EN CUANTO A SUS CONDICIONES DE TRABAJO, SALUD, EDUCACIÓN Y SEGURIDAD SOCIAL Y DE SUS NÚCLEOS FAMILIARES, COMO VÍA QUE CONTRIBUYA AL LOGRO DE LA SOBERANÍA ALIMENTARIA Y LA JUSTICIA SOCIAL.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 46.800 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130124001 ASISTENCIA Y MEDIACIÓN EN MATERIA DE SEGURIDAD SOCIAL A LOS TRABAJADORES Y TRABAJADORAS DEPENDIENTES DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 8.000

RESPONSABLE/EJECUTOR: DIRECCION DE HIGIENE Y SEGURIDAD INDUSTRIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	17.407	0	0	0	0	0	17.407
				Totales	**2.929.233**	**0**	**0**	**0**	**0**	**0**	**2.929.233**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119192 130124000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL DE LOS TRABAJADORES Y TRABAJADORAS DEPENDIENTES Y NO DEPENDIENTES DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: GARANTIZAR LOS DERECHOS DERIVADOS DE LA RELACIÓN LABORAL, EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES DE LOS TRABAJADORES DEPENDIENTES Y NO DEPENDIENTES, DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA, EN CUANTO A SUS CONDICIONES DE TRABAJO, SALUD, EDUCACIÓN Y SEGURIDAD SOCIAL Y DE SUS NÚCLEOS FAMILIARES, COMO VÍA QUE CONTRIBUYA AL LOGRO DE LA SOBERANÍA ALIMENTARIA Y LA JUSTICIA SOCIAL.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 46.800 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130124002 DESARROLLO DE MECANISMOS DE INSPECCIÓN QUE PERMITAN CONSTATAR LA EXISTENCIA DE LAS RELACIONES DE TRABAJO Y EL CUMPLIMIENTO DE LAS NORMAS LABORALES, EN LAS UNIDADES PRODUCTIVAS AGRARIAS (UPA) A NIVEL NACIONAL.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 8.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**435.393**	**0**	**0**	**0**	**0**	**0**	**435.393**
402	01	00	00	Productos alimenticios y agropecuarios	5.089	0	0	0	0	0	5.089
402	01	01	00	Alimentos y bebidas para personas	5.089	0	0	0	0	0	5.089
402	05	00	00	Productos de papel, cartón e impresos	104.916	0	0	0	0	0	104.916
402	05	01	00	Pulpa de madera, papel y cartón	14.925	0	0	0	0	0	14.925
402	05	03	00	Productos de papel y cartón para oficina	89.991	0	0	0	0	0	89.991
402	06	00	00	Productos químicos y derivados	145.594	0	0	0	0	0	145.594
402	06	06	00	Combustibles y lubricantes	3.707	0	0	0	0	0	3.707
402	06	08	00	Productos plásticos	141.887	0	0	0	0	0	141.887
402	07	00	00	Productos minerales no metálicos	15.043	0	0	0	0	0	15.043
402	07	02	00	Vidrios y productos de vidrio	15.043	0	0	0	0	0	15.043
402	10	00	00	Productos varios y útiles diversos	164.751	0	0	0	0	0	164.751
402	10	02	00	Materiales y útiles de limpieza y aseo	3.137	0	0	0	0	0	3.137
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	23.091	0	0	0	0	0	23.091
402	10	07	00	Productos de seguridad en el trabajo	43.071	0	0	0	0	0	43.071
402	10	08	00	Materiales para equipos de computación	94.966	0	0	0	0	0	94.966
402	10	99	00	Otros productos y útiles diversos	486	0	0	0	0	0	486
403	**00**	**00**	**00**	**Servicios no personales**	**1.476.543**	**0**	**0**	**0**	**0**	**0**	**1.476.543**
403	09	00	00	Viáticos y pasajes	1.002.344	0	0	0	0	0	1.002.344
403	09	01	00	Viáticos y pasajes dentro del país	1.002.344	0	0	0	0	0	1.002.344
403	10	00	00	Servicios profesionales y técnicos	268.436	0	0	0	0	0	268.436
403	10	07	00	Servicios de capacitación y adiestramiento	268.436	0	0	0	0	0	268.436
403	18	00	00	Impuestos indirectos	205.763	0	0	0	0	0	205.763

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119192 130124000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL DE LOS TRABAJADORES Y TRABAJADORAS DEPENDIENTES Y NO DEPENDIENTES DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: GARANTIZAR LOS DERECHOS DERIVADOS DE LA RELACIÓN LABORAL, EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES DE LOS TRABAJADORES DEPENDIENTES Y NO DEPENDIENTES, DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA, EN CUANTO A SUS CONDICIONES DE TRABAJO, SALUD, EDUCACIÓN Y SEGURIDAD SOCIAL Y DE SUS NÚCLEOS FAMILIARES, COMO VÍA QUE CONTRIBUYA AL LOGRO DE LA SOBERANÍA ALIMENTARIA Y LA JUSTICIA SOCIAL.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 46.800 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130124002 DESARROLLO DE MECANISMOS DE INSPECCIÓN QUE PERMITAN CONSTATAR LA EXISTENCIA DE LAS RELACIONES DE TRABAJO Y EL CUMPLIMIENTO DE LAS NORMAS LABORALES, EN LAS UNIDADES PRODUCTIVAS AGRARIAS (UPA) A NIVEL NACIONAL.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 8.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	205.763	0	0	0	0	0	205.763
404	**00**	**00**	**00**	**Activos reales**	**8.517**	**0**	**0**	**0**	**0**	**0**	**8.517**
404	04	00	00	Equipos de transporte, tracción y elevación	484	0	0	0	0	0	484
404	04	01	00	Vehículos automotores terrestres	484	0	0	0	0	0	484
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	328	0	0	0	0	0	328
404	07	02	00	Equipos de enseñanza, deporte y recreación	328	0	0	0	0	0	328
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.705	0	0	0	0	0	7.705
404	09	01	00	Mobiliario y equipos de oficina	611	0	0	0	0	0	611
404	09	02	00	Equipos de computación	6.875	0	0	0	0	0	6.875
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	219	0	0	0	0	0	219
				Totales	**1.920.453**	**0**	**0**	**0**	**0**	**0**	**1.920.453**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119192 130124000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL DE LOS TRABAJADORES Y TRABAJADORAS DEPENDIENTES Y NO DEPENDIENTES DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: GARANTIZAR LOS DERECHOS DERIVADOS DE LA RELACIÓN LABORAL, EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES DE LOS TRABAJADORES DEPENDIENTES Y NO DEPENDIENTES, DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA, EN CUANTO A SUS CONDICIONES DE TRABAJO, SALUD, EDUCACIÓN Y SEGURIDAD SOCIAL Y DE SUS NÚCLEOS FAMILIARES, COMO VÍA QUE CONTRIBUYA AL LOGRO DE LA SOBERANÍA ALIMENTARIA Y LA JUSTICIA SOCIAL.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 46.800 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130124003 DESARROLLO DE MECANISMOS DE INSPECCIÓN INTEGRAL EN MATERIA DE SEGURIDAD SOCIAL, LABORAL, DE SALUD Y SEGURIDAD LABORALES DE LOS TRABAJADORES NO DEPENDIENTES DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 4.000

RESPONSABLE/EJECUTOR: DIRECCION DE HIGIENE Y SEGURIDAD INDUSTRIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**463.113**	**0**	**0**	**0**	**0**	**0**	**463.113**
402	01	00	00	Productos alimenticios y agropecuarios	1.424	0	0	0	0	0	1.424
402	01	01	00	Alimentos y bebidas para personas	1.424	0	0	0	0	0	1.424
402	04	00	00	Productos de cuero y caucho	14.422	0	0	0	0	0	14.422
402	04	03	00	Cauchos y tripas para vehículos	14.422	0	0	0	0	0	14.422
402	05	00	00	Productos de papel, cartón e impresos	193.028	0	0	0	0	0	193.028
402	05	01	00	Pulpa de madera, papel y cartón	46.441	0	0	0	0	0	46.441
402	05	02	00	Envases y cajas de papel y cartón	1.923	0	0	0	0	0	1.923
402	05	03	00	Productos de papel y cartón para oficina	124.890	0	0	0	0	0	124.890
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	19.774	0	0	0	0	0	19.774
402	06	00	00	Productos químicos y derivados	61.770	0	0	0	0	0	61.770
402	06	06	00	Combustibles y lubricantes	2.163	0	0	0	0	0	2.163
402	06	08	00	Productos plásticos	59.607	0	0	0	0	0	59.607
402	08	00	00	Productos metálicos	6.047	0	0	0	0	0	6.047
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.739	0	0	0	0	0	2.739
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.308	0	0	0	0	0	3.308
402	10	00	00	Productos varios y útiles diversos	186.422	0	0	0	0	0	186.422
402	10	02	00	Materiales y útiles de limpieza y aseo	19.131	0	0	0	0	0	19.131
402	10	03	00	Utensilios de cocina y comedor	8.893	0	0	0	0	0	8.893
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	55.882	0	0	0	0	0	55.882
402	10	08	00	Materiales para equipos de computación	101.924	0	0	0	0	0	101.924
402	10	11	00	Materiales eléctricos	592	0	0	0	0	0	592
403	**00**	**00**	**00**	**Servicios no personales**	**1.049.626**	**0**	**0**	**0**	**0**	**0**	**1.049.626**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119192 130124000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL DE LOS TRABAJADORES Y TRABAJADORAS DEPENDIENTES Y NO DEPENDIENTES DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: GARANTIZAR LOS DERECHOS DERIVADOS DE LA RELACIÓN LABORAL, EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES DE LOS TRABAJADORES DEPENDIENTES Y NO DEPENDIENTES, DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA, EN CUANTO A SUS CONDICIONES DE TRABAJO, SALUD, EDUCACIÓN Y SEGURIDAD SOCIAL Y DE SUS NÚCLEOS FAMILIARES, COMO VÍA QUE CONTRIBUYA AL LOGRO DE LA SOBERANÍA ALIMENTARIA Y LA JUSTICIA SOCIAL.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 46.800 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130124003 DESARROLLO DE MECANISMOS DE INSPECCIÓN INTEGRAL EN MATERIA DE SEGURIDAD SOCIAL, LABORAL, DE SALUD Y SEGURIDAD LABORALES DE LOS TRABAJADORES NO DEPENDIENTES DE EMPLEADORES Y EMPLEADORAS DEL SECTOR AGRÍCOLA.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 4.000

RESPONSABLE/EJECUTOR: DIRECCION DE HIGIENE Y SEGURIDAD INDUSTRIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	00	00	Alquileres de inmuebles	149.357	0	0	0	0	0	149.357
403	01	01	00	Alquileres de edificios y locales	149.357	0	0	0	0	0	149.357
403	09	00	00	Viáticos y pasajes	595.962	0	0	0	0	0	595.962
403	09	01	00	Viáticos y pasajes dentro del país	595.962	0	0	0	0	0	595.962
403	10	00	00	Servicios profesionales y técnicos	124.442	0	0	0	0	0	124.442
403	10	07	00	Servicios de capacitación y adiestramiento	124.442	0	0	0	0	0	124.442
403	18	00	00	Impuestos indirectos	179.865	0	0	0	0	0	179.865
403	18	01	00	Impuesto al valor agregado	179.865	0	0	0	0	0	179.865
404	**00**	**00**	**00**	**Activos reales**	**166.005**	**0**	**0**	**0**	**0**	**0**	**166.005**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	30.372	0	0	0	0	0	30.372
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	30.372	0	0	0	0	0	30.372
404	05	00	00	Equipos de comunicaciones y de señalamiento	65.599	0	0	0	0	0	65.599
404	05	01	00	Equipos de telecomunicaciones	65.599	0	0	0	0	0	65.599
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	11.474	0	0	0	0	0	11.474
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.533	0	0	0	0	0	10.533
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	941	0	0	0	0	0	941
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	58.560	0	0	0	0	0	58.560
404	09	01	00	Mobiliario y equipos de oficina	16.191	0	0	0	0	0	16.191
404	09	02	00	Equipos de computación	38.198	0	0	0	0	0	38.198
404	09	03	00	Mobiliario y equipos de alojamiento	971	0	0	0	0	0	971
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.200	0	0	0	0	0	3.200
				Totales	**1.678.744**	**0**	**0**	**0**	**0**	**0**	**1.678.744**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119159 130125000 SISTEMA DE SEGUIMIENTO, CONTROL Y SUPERVISIÓN DE LOS DEBERES Y DERECHOS CONTEMPLADOS EN MATERIA DE SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGUIMIENTO Y EVALUACIÓN PERMANENTE, QUE PERMITA IDENTIFICAR Y CARACTERIZAR LOS PROGRAMAS Y SERVICIOS, QUE SE IMPLEMENTAN EN MATERIA DE SEGURIDAD SOCIAL, A NIVEL CENTRAL DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA

META: 6.310.527

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVISIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.491.524**	**0**	**0**	**0**	**0**	**0**	**5.491.524**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.153.043	0	0	0	0	0	1.153.043
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	879.816	0	0	0	0	0	879.816
401	01	18	00	Remuneraciones al personal contratado	199.516	0	0	0	0	0	199.516
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	73.711	0	0	0	0	0	73.711
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	92.544	0	0	0	0	0	92.544
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	92.544	0	0	0	0	0	92.544
401	03	00	00	Primas	798.681	0	0	0	0	0	798.681
401	03	08	00	Primas de profesionalización a empleados	106.770	0	0	0	0	0	106.770
401	03	09	00	Primas por antigüedad a empleados	43.312	0	0	0	0	0	43.312
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	12.000	0	0	0	0	0	12.000
401	03	40	00	Primas de profesionalización al personal contratado	19.161	0	0	0	0	0	19.161
401	03	41	00	Primas por antigüedad al personal contratado	10.440	0	0	0	0	0	10.440
401	03	47	00	Primas al personal de alto nivel y de dirección	72.994	0	0	0	0	0	72.994
401	03	95	00	Otras primas al personal de alto nivel y de dirección	55.370	0	0	0	0	0	55.370
401	03	97	00	Otras primas a empleados	478.634	0	0	0	0	0	478.634
401	04	00	00	Complementos de sueldos y salarios	1.319.807	0	0	0	0	0	1.319.807
401	04	08	00	Bono compensatorio de alimentación a empleados	627.840	0	0	0	0	0	627.840
401	04	26	00	Bono compensatorio de alimentación al personal contratado	156.960	0	0	0	0	0	156.960
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	58.860	0	0	0	0	0	58.860
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	51.675	0	0	0	0	0	51.675
401	04	96	00	Otros complementos a empleados	254.114	0	0	0	0	0	254.114
401	04	98	00	Otros complementos al personal contratado	170.358	0	0	0	0	0	170.358
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.150.991	0	0	0	0	0	1.150.991
401	05	01	00	Aguinaldos a empleados	578.497	0	0	0	0	0	578.497
401	05	03	00	Bono vacacional a empleados	270.466	0	0	0	0	0	270.466
401	05	07	00	Aguinaldos al personal contratado	122.649	0	0	0	0	0	122.649
401	05	08	00	Bono vacacional al personal contratado	57.342	0	0	0	0	0	57.342
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	83.158	0	0	0	0	0	83.158

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119159 130125000 SISTEMA DE SEGUIMIENTO, CONTROL Y SUPERVISIÓN DE LOS DEBERES Y DERECHOS CONTEMPLADOS EN MATERIA DE SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGUIMIENTO Y EVALUACIÓN PERMANENTE, QUE PERMITA IDENTIFICAR Y CARACTERIZAR LOS PROGRAMAS Y SERVICIOS, QUE SE IMPLEMENTAN EN MATERIA DE SEGURIDAD SOCIAL, A NIVEL CENTRAL DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA

META: 6.310.527

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVISIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	38.879	0	0	0	0	0	38.879
401	06	00	00	Aportes patronales y legales	206.963	0	0	0	0	0	206.963
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	86.550	0	0	0	0	0	86.550
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	26.395	0	0	0	0	0	26.395
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	16.349	0	0	0	0	0	16.349
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	32.456	0	0	0	0	0	32.456
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	17.759	0	0	0	0	0	17.759
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	6.881	0	0	0	0	0	6.881
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	6.561	0	0	0	0	0	6.561
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	2.211	0	0	0	0	0	2.211
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	4.665	0	0	0	0	0	4.665
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	7.136	0	0	0	0	0	7.136
401	07	00	00	Asistencia socio-económica	105.685	0	0	0	0	0	105.685
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	81.395	0	0	0	0	0	81.395
401	07	33	00	Asistencia socio-económica al personal contratado	24.290	0	0	0	0	0	24.290
401	08	00	00	Prestaciones sociales e indemnizaciones	663.810	0	0	0	0	0	663.810
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	500.209	0	0	0	0	0	500.209
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	101.739	0	0	0	0	0	101.739
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	61.862	0	0	0	0	0	61.862
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**912.939**	0	0	0	0	0	**912.939**
402	01	00	00	Productos alimenticios y agropecuarios	21.967	0	0	0	0	0	21.967
402	01	01	00	Alimentos y bebidas para personas	21.967	0	0	0	0	0	21.967
402	03	00	00	Textiles y vestuarios	11.913	0	0	0	0	0	11.913
402	03	02	00	Prendas de vestir	11.913	0	0	0	0	0	11.913
402	05	00	00	Productos de papel, cartón e impresos	341.499	0	0	0	0	0	341.499
402	05	01	00	Pulpa de madera, papel y cartón	15.595	0	0	0	0	0	15.595
402	05	02	00	Envases y cajas de papel y cartón	2.244	0	0	0	0	0	2.244

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119159 130125000 SISTEMA DE SEGUIMIENTO, CONTROL Y SUPERVISIÓN DE LOS DEBERES Y DERECHOS CONTEMPLADOS EN MATERIA DE SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGUIMIENTO Y EVALUACIÓN PERMANENTE, QUE PERMITA IDENTIFICAR Y CARACTERIZAR LOS PROGRAMAS Y SERVICIOS, QUE SE IMPLEMENTAN EN MATERIA DE SEGURIDAD SOCIAL, A NIVEL CENTRAL DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 6.310.527

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVISIÓN SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	230.954	0	0	0	0	0	230.954
402	05	04	00	Libros, revistas y periódicos	22.665	0	0	0	0	0	22.665
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	70.041	0	0	0	0	0	70.041
402	06	00	00	Productos químicos y derivados	86.688	0	0	0	0	0	86.688
402	06	04	00	Productos farmacéuticos y medicamentos	21.011	0	0	0	0	0	21.011
402	06	06	00	Combustibles y lubricantes	18.133	0	0	0	0	0	18.133
402	06	08	00	Productos plásticos	47.544	0	0	0	0	0	47.544
402	07	00	00	Productos minerales no metálicos	28.999	0	0	0	0	0	28.999
402	07	02	00	Vidrios y productos de vidrio	28.999	0	0	0	0	0	28.999
402	08	00	00	Productos metálicos	4.320	0	0	0	0	0	4.320
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.320	0	0	0	0	0	4.320
402	10	00	00	Productos varios y útiles diversos	417.553	0	0	0	0	0	417.553
402	10	02	00	Materiales y útiles de limpieza y aseo	12.719	0	0	0	0	0	12.719
402	10	03	00	Utensilios de cocina y comedor	2.942	0	0	0	0	0	2.942
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	88.478	0	0	0	0	0	88.478
402	10	08	00	Materiales para equipos de computación	298.344	0	0	0	0	0	298.344
402	10	11	00	Materiales eléctricos	15.070	0	0	0	0	0	15.070
403	**00**	**00**	**00**	**Servicios no personales**	**4.805.193**	**0**	**0**	**0**	**0**	**0**	**4.805.193**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.629.468	0	0	0	0	0	2.629.468
403	07	01	00	Publicidad y propaganda	707.155	0	0	0	0	0	707.155
403	07	02	00	Imprenta y reproducción	183.551	0	0	0	0	0	183.551
403	07	03	00	Relaciones sociales	1.738.762	0	0	0	0	0	1.738.762
403	09	00	00	Viáticos y pasajes	483.708	0	0	0	0	0	483.708
403	09	01	00	Viáticos y pasajes dentro del país	483.708	0	0	0	0	0	483.708
403	10	00	00	Servicios profesionales y técnicos	136.854	0	0	0	0	0	136.854
403	10	03	00	Servicios de procesamiento de datos	59.101	0	0	0	0	0	59.101
403	10	07	00	Servicios de capacitación y adiestramiento	77.753	0	0	0	0	0	77.753
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	562.507	0	0	0	0	0	562.507
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	89.533	0	0	0	0	0	89.533

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119159 130125000 SISTEMA DE SEGUIMIENTO, CONTROL Y SUPERVISIÓN DE LOS DEBERES Y DERECHOS CONTEMPLADOS EN MATERIA DE SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGUIMIENTO Y EVALUACIÓN PERMANENTE, QUE PERMITA IDENTIFICAR Y CARACTERIZAR LOS PROGRAMAS Y SERVICIOS, QUE SE IMPLEMENTAN EN MATERIA DE SEGURIDAD SOCIAL, A NIVEL CENTRAL DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 6.310.527

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVISIÓN SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	68.065	0	0	0	0	0	68.065
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	140.941	0	0	0	0	0	140.941
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	130.276	0	0	0	0	0	130.276
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	133.692	0	0	0	0	0	133.692
403	18	00	00	Impuestos indirectos	857.181	0	0	0	0	0	857.181
403	18	01	00	Impuesto al valor agregado	857.181	0	0	0	0	0	857.181
403	99	00	00	Otros servicios no personales	135.475	0	0	0	0	0	135.475
403	99	01	00	Otros servicios no personales	135.475	0	0	0	0	0	135.475
404	**00**	**00**	**00**	**Activos reales**	**2.282.215**	**0**	**0**	**0**	**0**	**0**	**2.282.215**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	26.969	0	0	0	0	0	26.969
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	26.969	0	0	0	0	0	26.969
404	05	00	00	Equipos de comunicaciones y de señalamiento	213.148	0	0	0	0	0	213.148
404	05	01	00	Equipos de telecomunicaciones	213.148	0	0	0	0	0	213.148
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	516.758	0	0	0	0	0	516.758
404	07	02	00	Equipos de enseñanza, deporte y recreación	516.758	0	0	0	0	0	516.758
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.525.340	0	0	0	0	0	1.525.340
404	09	01	00	Mobiliario y equipos de oficina	544.076	0	0	0	0	0	544.076
404	09	02	00	Equipos de computación	761.699	0	0	0	0	0	761.699
404	09	03	00	Mobiliario y equipos de alojamiento	219.565	0	0	0	0	0	219.565
				Totales	**13.491.871**	**0**	**0**	**0**	**0**	**0**	**13.491.871**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119159 130125000 SISTEMA DE SEGUIMIENTO, CONTROL Y SUPERVISIÓN DE LOS DEBERES Y DERECHOS CONTEMPLADOS EN MATERIA DE SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGUIMIENTO Y EVALUACIÓN PERMANENTE, QUE PERMITA IDENTIFICAR Y CARACTERIZAR LOS PROGRAMAS Y SERVICIOS, QUE SE IMPLEMENTAN EN MATERIA DE SEGURIDAD SOCIAL, A NIVEL CENTRAL DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA

META: 6.310.527

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVISIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119159 130125000 SISTEMA DE SEGUIMIENTO, CONTROL Y SUPERVISIÓN DE LOS DEBERES Y DERECHOS CONTEMPLADOS EN MATERIA DE SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGUIMIENTO Y EVALUACIÓN PERMANENTE, QUE PERMITA IDENTIFICAR Y CARACTERIZAR LOS PROGRAMAS Y SERVICIOS, QUE SE IMPLEMENTAN EN MATERIA DE SEGURIDAD SOCIAL, A NIVEL CENTRAL DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 6.310.527

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVISIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130125001 DISEÑO DE MECANISMOS DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DEL FUNCIONAMIENTO DE LA SEGURIDAD SOCIAL A NIVEL CENTRAL DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: DISEÑO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION DE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**5.491.524**	0	0	0	0	0	**5.491.524**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.153.043	0	0	0	0	0	1.153.043
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	879.816	0	0	0	0	0	879.816
401	01	18	00	Remuneraciones al personal contratado	199.516	0	0	0	0	0	199.516
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	73.711	0	0	0	0	0	73.711
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	92.544	0	0	0	0	0	92.544
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	92.544	0	0	0	0	0	92.544
401	03	00	00	Primas	798.681	0	0	0	0	0	798.681
401	03	08	00	Primas de profesionalización a empleados	106.770	0	0	0	0	0	106.770
401	03	09	00	Primas por antigüedad a empleados	43.312	0	0	0	0	0	43.312
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	12.000	0	0	0	0	0	12.000
401	03	40	00	Primas de profesionalización al personal contratado	19.161	0	0	0	0	0	19.161
401	03	41	00	Primas por antigüedad al personal contratado	10.440	0	0	0	0	0	10.440
401	03	47	00	Primas al personal de alto nivel y de dirección	72.994	0	0	0	0	0	72.994
401	03	95	00	Otras primas al personal de alto nivel y de dirección	55.370	0	0	0	0	0	55.370
401	03	97	00	Otras primas a empleados	478.634	0	0	0	0	0	478.634
401	04	00	00	Complementos de sueldos y salarios	1.319.807	0	0	0	0	0	1.319.807
401	04	08	00	Bono compensatorio de alimentación a empleados	627.840	0	0	0	0	0	627.840
401	04	26	00	Bono compensatorio de alimentación al personal contratado	156.960	0	0	0	0	0	156.960
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	58.860	0	0	0	0	0	58.860
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	51.675	0	0	0	0	0	51.675
401	04	96	00	Otros complementos a empleados	254.114	0	0	0	0	0	254.114
401	04	98	00	Otros complementos al personal contratado	170.358	0	0	0	0	0	170.358
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.150.991	0	0	0	0	0	1.150.991

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119159 130125000 SISTEMA DE SEGUIMIENTO, CONTROL Y SUPERVISIÓN DE LOS DEBERES Y DERECHOS CONTEMPLADOS EN MATERIA DE SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGUIMIENTO Y EVALUACIÓN PERMANENTE, QUE PERMITA IDENTIFICAR Y CARACTERIZAR LOS PROGRAMAS Y SERVICIOS, QUE SE IMPLEMENTAN EN MATERIA DE SEGURIDAD SOCIAL, A NIVEL CENTRAL DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 6.310.527

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVISIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130125001 DISEÑO DE MECANISMOS DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DEL FUNCIONAMIENTO DE LA SEGURIDAD SOCIAL A NIVEL CENTRAL DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: DISEÑO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION DE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	01	00	Aguinaldos a empleados	578.497	0	0	0	0	0	578.497
401	05	03	00	Bono vacacional a empleados	270.466	0	0	0	0	0	270.466
401	05	07	00	Aguinaldos al personal contratado	122.649	0	0	0	0	0	122.649
401	05	08	00	Bono vacacional al personal contratado	57.342	0	0	0	0	0	57.342
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	83.158	0	0	0	0	0	83.158
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	38.879	0	0	0	0	0	38.879
401	06	00	00	Aportes patronales y legales	206.963	0	0	0	0	0	206.963
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	86.550	0	0	0	0	0	86.550
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	26.395	0	0	0	0	0	26.395
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	16.349	0	0	0	0	0	16.349
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	32.456	0	0	0	0	0	32.456
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	17.759	0	0	0	0	0	17.759
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	6.881	0	0	0	0	0	6.881
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	6.561	0	0	0	0	0	6.561
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	2.211	0	0	0	0	0	2.211
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	4.665	0	0	0	0	0	4.665
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	7.136	0	0	0	0	0	7.136
401	07	00	00	Asistencia socio-económica	105.685	0	0	0	0	0	105.685
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	81.395	0	0	0	0	0	81.395
401	07	33	00	Asistencia socio-económica al personal contratado	24.290	0	0	0	0	0	24.290
401	08	00	00	Prestaciones sociales e indemnizaciones	663.810	0	0	0	0	0	663.810
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	500.209	0	0	0	0	0	500.209
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	101.739	0	0	0	0	0	101.739

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119159 130125000 SISTEMA DE SEGUIMIENTO, CONTROL Y SUPERVISIÓN DE LOS DEBERES Y DERECHOS CONTEMPLADOS EN MATERIA DE SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGUIMIENTO Y EVALUACIÓN PERMANENTE, QUE PERMITA IDENTIFICAR Y CARACTERIZAR LOS PROGRAMAS Y SERVICIOS, QUE SE IMPLEMENTAN EN MATERIA DE SEGURIDAD SOCIAL, A NIVEL CENTRAL DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 6.310.527

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVISIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130125001 DISEÑO DE MECANISMOS DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DEL FUNCIONAMIENTO DE LA SEGURIDAD SOCIAL A NIVEL CENTRAL DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: DISEÑO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION DE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	61.862	0	0	0	0	0	61.862
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**855.610**	**0**	**0**	**0**	**0**	**0**	**855.610**
402	01	00	00	Productos alimenticios y agropecuarios	20.759	0	0	0	0	0	20.759
402	01	01	00	Alimentos y bebidas para personas	20.759	0	0	0	0	0	20.759
402	03	00	00	Textiles y vestuarios	11.913	0	0	0	0	0	11.913
402	03	02	00	Prendas de vestir	11.913	0	0	0	0	0	11.913
402	05	00	00	Productos de papel, cartón e impresos	326.456	0	0	0	0	0	326.456
402	05	01	00	Pulpa de madera, papel y cartón	15.032	0	0	0	0	0	15.032
402	05	02	00	Envases y cajas de papel y cartón	2.244	0	0	0	0	0	2.244
402	05	03	00	Productos de papel y cartón para oficina	218.965	0	0	0	0	0	218.965
402	05	04	00	Libros, revistas y periódicos	22.665	0	0	0	0	0	22.665
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	67.550	0	0	0	0	0	67.550
402	06	00	00	Productos químicos y derivados	85.574	0	0	0	0	0	85.574
402	06	04	00	Productos farmacéuticos y medicamentos	21.011	0	0	0	0	0	21.011
402	06	06	00	Combustibles y lubricantes	18.133	0	0	0	0	0	18.133
402	06	08	00	Productos plásticos	46.430	0	0	0	0	0	46.430
402	07	00	00	Productos minerales no metálicos	25.022	0	0	0	0	0	25.022
402	07	02	00	Vidrios y productos de vidrio	25.022	0	0	0	0	0	25.022
402	08	00	00	Productos metálicos	4.320	0	0	0	0	0	4.320
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.320	0	0	0	0	0	4.320
402	10	00	00	Productos varios y útiles diversos	381.566	0	0	0	0	0	381.566
402	10	02	00	Materiales y útiles de limpieza y aseo	12.719	0	0	0	0	0	12.719
402	10	03	00	Utensilios de cocina y comedor	2.797	0	0	0	0	0	2.797
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	80.909	0	0	0	0	0	80.909

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119159 130125000 SISTEMA DE SEGUIMIENTO, CONTROL Y SUPERVISIÓN DE LOS DEBERES Y DERECHOS CONTEMPLADOS EN MATERIA DE SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGUIMIENTO Y EVALUACIÓN PERMANENTE, QUE PERMITA IDENTIFICAR Y CARACTERIZAR LOS PROGRAMAS Y SERVICIOS, QUE SE IMPLEMENTAN EN MATERIA DE SEGURIDAD SOCIAL, A NIVEL CENTRAL DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 6.310.527

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVISIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130125001 DISEÑO DE MECANISMOS DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DEL FUNCIONAMIENTO DE LA SEGURIDAD SOCIAL A NIVEL CENTRAL DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: DISEÑO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION DE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	272.738	0	0	0	0	0	272.738
402	10	11	00	Materiales eléctricos	12.403	0	0	0	0	0	12.403
403	**00**	**00**	**00**	**Servicios no personales**	**4.617.495**	**0**	**0**	**0**	**0**	**0**	**4.617.495**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.560.347	0	0	0	0	0	2.560.347
403	07	01	00	Publicidad y propaganda	660.826	0	0	0	0	0	660.826
403	07	02	00	Imprenta y reproducción	170.173	0	0	0	0	0	170.173
403	07	03	00	Relaciones sociales	1.729.348	0	0	0	0	0	1.729.348
403	09	00	00	Viáticos y pasajes	442.419	0	0	0	0	0	442.419
403	09	01	00	Viáticos y pasajes dentro del país	442.419	0	0	0	0	0	442.419
403	10	00	00	Servicios profesionales y técnicos	136.854	0	0	0	0	0	136.854
403	10	03	00	Servicios de procesamiento de datos	59.101	0	0	0	0	0	59.101
403	10	07	00	Servicios de capacitación y adiestramiento	77.753	0	0	0	0	0	77.753
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	521.964	0	0	0	0	0	521.964
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	83.668	0	0	0	0	0	83.668
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	56.736	0	0	0	0	0	56.736
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	130.275	0	0	0	0	0	130.275
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	130.276	0	0	0	0	0	130.276
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	121.009	0	0	0	0	0	121.009
403	18	00	00	Impuestos indirectos	820.436	0	0	0	0	0	820.436
403	18	01	00	Impuesto al valor agregado	820.436	0	0	0	0	0	820.436
403	99	00	00	Otros servicios no personales	135.475	0	0	0	0	0	135.475
403	99	01	00	Otros servicios no personales	135.475	0	0	0	0	0	135.475
404	**00**	**00**	**00**	**Activos reales**	**2.184.297**	**0**	**0**	**0**	**0**	**0**	**2.184.297**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119159 130125000 SISTEMA DE SEGUIMIENTO, CONTROL Y SUPERVISIÓN DE LOS DEBERES Y DERECHOS CONTEMPLADOS EN MATERIA DE SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGUIMIENTO Y EVALUACIÓN PERMANENTE, QUE PERMITA IDENTIFICAR Y CARACTERIZAR LOS PROGRAMAS Y SERVICIOS, QUE SE IMPLEMENTAN EN MATERIA DE SEGURIDAD SOCIAL, A NIVEL CENTRAL DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 6.310.527

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVISIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130125001 DISEÑO DE MECANISMOS DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DEL FUNCIONAMIENTO DE LA SEGURIDAD SOCIAL A NIVEL CENTRAL DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: DISEÑO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION DE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	206.364	0	0	0	0	0	206.364
404	05	01	00	Equipos de telecomunicaciones	206.364	0	0	0	0	0	206.364
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	501.249	0	0	0	0	0	501.249
404	07	02	00	Equipos de enseñanza, deporte y recreación	501.249	0	0	0	0	0	501.249
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.476.684	0	0	0	0	0	1.476.684
404	09	01	00	Mobiliario y equipos de oficina	507.151	0	0	0	0	0	507.151
404	09	02	00	Equipos de computación	754.492	0	0	0	0	0	754.492
404	09	03	00	Mobiliario y equipos de alojamiento	215.041	0	0	0	0	0	215.041
				Totales	**13.148.926**	**0**	**0**	**0**	**0**	**0**	**13.148.926**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119159 130125000 SISTEMA DE SEGUIMIENTO, CONTROL Y SUPERVISIÓN DE LOS DEBERES Y DERECHOS CONTEMPLADOS EN MATERIA DE SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGUIMIENTO Y EVALUACIÓN PERMANENTE, QUE PERMITA IDENTIFICAR Y CARACTERIZAR LOS PROGRAMAS Y SERVICIOS, QUE SE IMPLEMENTAN EN MATERIA DE SEGURIDAD SOCIAL, A NIVEL CENTRAL DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 6.310.527

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVISIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130125002 SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LOS PLANES, PROYECTOS, PROGRAMAS Y SERVICIOS DE LOS ORGANOS Y DE LOS ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, QUE SE ENCARGAN DEL DISEÑO E IMPLEMENTACIÓN DE LAS PRESTACIONES OTORGADAS EN MATERIA DE SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIONDE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**57.329**	**0**	**0**	**0**	**0**	**0**	**57.329**
402	01	00	00	Productos alimenticios y agropecuarios	1.208	0	0	0	0	0	1.208
402	01	01	00	Alimentos y bebidas para personas	1.208	0	0	0	0	0	1.208
402	05	00	00	Productos de papel, cartón e impresos	15.043	0	0	0	0	0	15.043
402	05	01	00	Pulpa de madera, papel y cartón	563	0	0	0	0	0	563
402	05	03	00	Productos de papel y cartón para oficina	11.989	0	0	0	0	0	11.989
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.491	0	0	0	0	0	2.491
402	06	00	00	Productos químicos y derivados	1.114	0	0	0	0	0	1.114
402	06	08	00	Productos plásticos	1.114	0	0	0	0	0	1.114
402	07	00	00	Productos minerales no metálicos	3.977	0	0	0	0	0	3.977
402	07	02	00	Vidrios y productos de vidrio	3.977	0	0	0	0	0	3.977
402	10	00	00	Productos varios y útiles diversos	35.987	0	0	0	0	0	35.987
402	10	03	00	Utensilios de cocina y comedor	145	0	0	0	0	0	145
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.569	0	0	0	0	0	7.569
402	10	08	00	Materiales para equipos de computación	25.606	0	0	0	0	0	25.606
402	10	11	00	Materiales eléctricos	2.667	0	0	0	0	0	2.667
403	**00**	**00**	**00**	**Servicios no personales**	**187.698**	**0**	**0**	**0**	**0**	**0**	**187.698**
403	07	00	00	Servicios de información, impresión y relaciones públicas	69.121	0	0	0	0	0	69.121
403	07	01	00	Publicidad y propaganda	46.329	0	0	0	0	0	46.329
403	07	02	00	Imprenta y reproducción	13.378	0	0	0	0	0	13.378
403	07	03	00	Relaciones sociales	9.414	0	0	0	0	0	9.414
403	09	00	00	Viáticos y pasajes	41.289	0	0	0	0	0	41.289
403	09	01	00	Viáticos y pasajes dentro del país	41.289	0	0	0	0	0	41.289
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	40.543	0	0	0	0	0	40.543

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119159 130125000 SISTEMA DE SEGUIMIENTO, CONTROL Y SUPERVISIÓN DE LOS DEBERES Y DERECHOS CONTEMPLADOS EN MATERIA DE SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGUIMIENTO Y EVALUACIÓN PERMANENTE, QUE PERMITA IDENTIFICAR Y CARACTERIZAR LOS PROGRAMAS Y SERVICIOS, QUE SE IMPLEMENTAN EN MATERIA DE SEGURIDAD SOCIAL, A NIVEL CENTRAL DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 6.310.527

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVISIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130125002 SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LOS PLANES, PROYECTOS, PROGRAMAS Y SERVICIOS DE LOS ORGANOS Y DE LOS ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, QUE SE ENCARGAN DEL DISEÑO E IMPLEMENTACIÓN DE LAS PRESTACIONES OTORGADAS EN MATERIA DE SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIONDE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	5.865	0	0	0	0	0	5.865
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	11.329	0	0	0	0	0	11.329
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	10.666	0	0	0	0	0	10.666
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	12.683	0	0	0	0	0	12.683
403	18	00	00	Impuestos indirectos	36.745	0	0	0	0	0	36.745
403	18	01	00	Impuesto al valor agregado	36.745	0	0	0	0	0	36.745
404	**00**	**00**	**00**	**Activos reales**	**97.918**	**0**	**0**	**0**	**0**	**0**	**97.918**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	26.969	0	0	0	0	0	26.969
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	26.969	0	0	0	0	0	26.969
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.784	0	0	0	0	0	6.784
404	05	01	00	Equipos de telecomunicaciones	6.784	0	0	0	0	0	6.784
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	15.509	0	0	0	0	0	15.509
404	07	02	00	Equipos de enseñanza, deporte y recreación	15.509	0	0	0	0	0	15.509
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	48.656	0	0	0	0	0	48.656
404	09	01	00	Mobiliario y equipos de oficina	36.925	0	0	0	0	0	36.925
404	09	02	00	Equipos de computación	7.207	0	0	0	0	0	7.207
404	09	03	00	Mobiliario y equipos de alojamiento	4.524	0	0	0	0	0	4.524
				Totales	**342.945**	**0**	**0**	**0**	**0**	**0**	**342.945**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119161 130126000 DESARROLLO DEL INSTITUTO NACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS

OBJETIVO DEL PROYECTO: DISEÑAR LA ESTRUCTURA ORGANIZATIVA Y FUNCIONAL DEL INSTITUTO NACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS.

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**403.200**	**0**	**0**	**0**	**0**	**0**	**403.200**
401	01	00	00	Sueldos, salarios y otras retribuciones	403.200	0	0	0	0	0	403.200
401	01	18	00	Remuneraciones al personal contratado	403.200	0	0	0	0	0	403.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.886.481**	**0**	**0**	**0**	**0**	**0**	**1.886.481**
402	01	00	00	Productos alimenticios y agropecuarios	789.142	0	0	0	0	0	789.142
402	01	01	00	Alimentos y bebidas para personas	789.142	0	0	0	0	0	789.142
402	05	00	00	Productos de papel, cartón e impresos	686.019	0	0	0	0	0	686.019
402	05	01	00	Pulpa de madera, papel y cartón	19.235	0	0	0	0	0	19.235
402	05	02	00	Envases y cajas de papel y cartón	4.058	0	0	0	0	0	4.058
402	05	03	00	Productos de papel y cartón para oficina	239.205	0	0	0	0	0	239.205
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	423.521	0	0	0	0	0	423.521
402	06	00	00	Productos químicos y derivados	12.804	0	0	0	0	0	12.804
402	06	08	00	Productos plásticos	12.804	0	0	0	0	0	12.804
402	10	00	00	Productos varios y útiles diversos	398.516	0	0	0	0	0	398.516
402	10	02	00	Materiales y útiles de limpieza y aseo	16.872	0	0	0	0	0	16.872
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	73.562	0	0	0	0	0	73.562
402	10	08	00	Materiales para equipos de computación	308.082	0	0	0	0	0	308.082
403	**00**	**00**	**00**	**Servicios no personales**	**1.295.685**	**0**	**0**	**0**	**0**	**0**	**1.295.685**
403	07	00	00	Servicios de información, impresión y relaciones públicas	694.740	0	0	0	0	0	694.740
403	07	01	00	Publicidad y propaganda	505.260	0	0	0	0	0	505.260
403	07	02	00	Imprenta y reproducción	171.651	0	0	0	0	0	171.651
403	07	04	00	Avisos	17.829	0	0	0	0	0	17.829
403	09	00	00	Viáticos y pasajes	226.800	0	0	0	0	0	226.800
403	09	01	00	Viáticos y pasajes dentro del país	226.800	0	0	0	0	0	226.800
403	18	00	00	Impuestos indirectos	374.145	0	0	0	0	0	374.145
403	18	01	00	Impuesto al valor agregado	374.145	0	0	0	0	0	374.145
404	**00**	**00**	**00**	**Activos reales**	**309.851**	**0**	**0**	**0**	**0**	**0**	**309.851**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	13.810	0	0	0	0	0	13.810
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	13.810	0	0	0	0	0	13.810

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119161 130126000 DESARROLLO DEL INSTITUTO NACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS

OBJETIVO DEL PROYECTO: DISEÑAR LA ESTRUCTURA ORGANIZATIVA Y FUNCIONAL DEL INSTITUTO NACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS.

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	479	0	0	0	0	0	479
404	05	01	00	Equipos de telecomunicaciones	479	0	0	0	0	0	479
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.652	0	0	0	0	0	6.652
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.652	0	0	0	0	0	6.652
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	288.910	0	0	0	0	0	288.910
404	09	01	00	Mobiliario y equipos de oficina	133.258	0	0	0	0	0	133.258
404	09	02	00	Equipos de computación	60.033	0	0	0	0	0	60.033
404	09	03	00	Mobiliario y equipos de alojamiento	2.981	0	0	0	0	0	2.981
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	92.638	0	0	0	0	0	92.638
				Totales	**3.895.217**	**0**	**0**	**0**	**0**	**0**	**3.895.217**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119161 130126000 DESARROLLO DEL INSTITUTO NACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS

OBJETIVO DEL PROYECTO: DISEÑAR LA ESTRUCTURA ORGANIZATIVA Y FUNCIONAL DEL INSTITUTO NACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS.

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119161 130126000 DESARROLLO DEL INSTITUTO NACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS

OBJETIVO DEL PROYECTO: DISEÑAR LA ESTRUCTURA ORGANIZATIVA Y FUNCIONAL DEL INSTITUTO NACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS.

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130126001 DISEÑO DE LA ESTRUCTURA ORGANIZATIVA Y FUNCIONAL DEL INSTITUTO NACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTRO DE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**403.200**	**0**	**0**	**0**	**0**	**0**	**403.200**
401	01	00	00	Sueldos, salarios y otras retribuciones	403.200	0	0	0	0	0	403.200
401	01	18	00	Remuneraciones al personal contratado	403.200	0	0	0	0	0	403.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.886.481**	**0**	**0**	**0**	**0**	**0**	**1.886.481**
402	01	00	00	Productos alimenticios y agropecuarios	789.142	0	0	0	0	0	789.142
402	01	01	00	Alimentos y bebidas para personas	789.142	0	0	0	0	0	789.142
402	05	00	00	Productos de papel, cartón e impresos	686.019	0	0	0	0	0	686.019
402	05	01	00	Pulpa de madera, papel y cartón	19.235	0	0	0	0	0	19.235
402	05	02	00	Envases y cajas de papel y cartón	4.058	0	0	0	0	0	4.058
402	05	03	00	Productos de papel y cartón para oficina	239.205	0	0	0	0	0	239.205
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	423.521	0	0	0	0	0	423.521
402	06	00	00	Productos químicos y derivados	12.804	0	0	0	0	0	12.804
402	06	08	00	Productos plásticos	12.804	0	0	0	0	0	12.804
402	10	00	00	Productos varios y útiles diversos	398.516	0	0	0	0	0	398.516
402	10	02	00	Materiales y útiles de limpieza y aseo	16.872	0	0	0	0	0	16.872
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	73.562	0	0	0	0	0	73.562
402	10	08	00	Materiales para equipos de computación	308.082	0	0	0	0	0	308.082
403	**00**	**00**	**00**	**Servicios no personales**	**1.295.685**	**0**	**0**	**0**	**0**	**0**	**1.295.685**
403	07	00	00	Servicios de información, impresión y relaciones públicas	694.740	0	0	0	0	0	694.740
403	07	01	00	Publicidad y propaganda	505.260	0	0	0	0	0	505.260
403	07	02	00	Imprenta y reproducción	171.651	0	0	0	0	0	171.651
403	07	04	00	Avisos	17.829	0	0	0	0	0	17.829
403	09	00	00	Viáticos y pasajes	226.800	0	0	0	0	0	226.800
403	09	01	00	Viáticos y pasajes dentro del país	226.800	0	0	0	0	0	226.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119161 130126000 DESARROLLO DEL INSTITUTO NACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS

OBJETIVO DEL PROYECTO: DISEÑAR LA ESTRUCTURA ORGANIZATIVA Y FUNCIONAL DEL INSTITUTO NACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS.

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130126001 DISEÑO DE LA ESTRUCTURA ORGANIZATIVA Y FUNCIONAL DEL INSTITUTO NACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTRO DE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	374.145	0	0	0	0	0	374.145
403	18	01	00	Impuesto al valor agregado	374.145	0	0	0	0	0	374.145
404	**00**	**00**	**00**	**Activos reales**	**309.851**	**0**	**0**	**0**	**0**	**0**	**309.851**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	13.810	0	0	0	0	0	13.810
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	13.810	0	0	0	0	0	13.810
404	05	00	00	Equipos de comunicaciones y de señalamiento	479	0	0	0	0	0	479
404	05	01	00	Equipos de telecomunicaciones	479	0	0	0	0	0	479
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.652	0	0	0	0	0	6.652
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.652	0	0	0	0	0	6.652
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	288.910	0	0	0	0	0	288.910
404	09	01	00	Mobiliario y equipos de oficina	133.258	0	0	0	0	0	133.258
404	09	02	00	Equipos de computación	60.033	0	0	0	0	0	60.033
404	09	03	00	Mobiliario y equipos de alojamiento	2.981	0	0	0	0	0	2.981
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	92.638	0	0	0	0	0	92.638
				Totales	**3.895.217**	**0**	**0**	**0**	**0**	**0**	**3.895.217**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119203 130127000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: DEFENDER, ASESORAR Y ASISTIR A TRABAJADORES Y TRABAJADORAS ANTES INSTANCIAS ADMINISTRATIVAS Y JUDICIALES PARA LA RESTITUCIÓN DE SUS DERECHOS LABORALES.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 547.800 **FEMENINO:** 300.000 **MASCULINO:** 247.800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**72.470.087**	**0**	**0**	**0**	**0**	**0**	**72.470.087**
401	01	00	00	Sueldos, salarios y otras retribuciones	15.908.659	0	0	0	0	0	15.908.659
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.159.183	0	0	0	0	0	7.159.183
401	01	18	00	Remuneraciones al personal contratado	8.675.765	0	0	0	0	0	8.675.765
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	73.711	0	0	0	0	0	73.711
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	445.493	0	0	0	0	0	445.493
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	445.493	0	0	0	0	0	445.493
401	03	00	00	Primas	6.938.324	0	0	0	0	0	6.938.324
401	03	08	00	Primas de profesionalización a empleados	802.595	0	0	0	0	0	802.595
401	03	09	00	Primas por antigüedad a empleados	438.131	0	0	0	0	0	438.131
401	03	37	00	Primas de transporte al personal contratado	6.000	0	0	0	0	0	6.000
401	03	40	00	Primas de profesionalización al personal contratado	635.561	0	0	0	0	0	635.561
401	03	41	00	Primas por antigüedad al personal contratado	217.379	0	0	0	0	0	217.379
401	03	47	00	Primas al personal de alto nivel y de dirección	79.137	0	0	0	0	0	79.137
401	03	95	00	Otras primas al personal de alto nivel y de dirección	64.170	0	0	0	0	0	64.170
401	03	97	00	Otras primas a empleados	4.695.351	0	0	0	0	0	4.695.351
401	04	00	00	Complementos de sueldos y salarios	22.308.869	0	0	0	0	0	22.308.869
401	04	08	00	Bono compensatorio de alimentación a empleados	5.670.180	0	0	0	0	0	5.670.180
401	04	26	00	Bono compensatorio de alimentación al personal contratado	6.925.860	0	0	0	0	0	6.925.860
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	58.860	0	0	0	0	0	58.860
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	51.675	0	0	0	0	0	51.675
401	04	96	00	Otros complementos a empleados	2.548.613	0	0	0	0	0	2.548.613
401	04	98	00	Otros complementos al personal contratado	7.053.681	0	0	0	0	0	7.053.681
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	14.924.025	0	0	0	0	0	14.924.025
401	05	01	00	Aguinaldos a empleados	5.026.637	0	0	0	0	0	5.026.637
401	05	03	00	Bono vacacional a empleados	2.350.118	0	0	0	0	0	2.350.118
401	05	07	00	Aguinaldos al personal contratado	5.054.343	0	0	0	0	0	5.054.343
401	05	08	00	Bono vacacional al personal contratado	2.363.072	0	0	0	0	0	2.363.072
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	88.485	0	0	0	0	0	88.485

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119203 130127000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: DEFENDER, ASESORAR Y ASISTIR A TRABAJADORES Y TRABAJADORAS ANTES INSTANCIAS ADMINISTRATIVAS Y JUDICIALES PARA LA RESTITUCIÓN DE SUS DERECHOS LABORALES.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 547.800 **FEMENINO:** 300.000 **MASCULINO:** 247.800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	41.370	0	0	0	0	0	41.370
401	06	00	00	Aportes patronales y legales	2.376.476	0	0	0	0	0	2.376.476
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	672.937	0	0	0	0	0	672.937
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	214.788	0	0	0	0	0	214.788
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	127.123	0	0	0	0	0	127.123
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	282.015	0	0	0	0	0	282.015
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	772.231	0	0	0	0	0	772.231
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	283.561	0	0	0	0	0	283.561
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	6.561	0	0	0	0	0	6.561
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	2.211	0	0	0	0	0	2.211
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	4.964	0	0	0	0	0	4.964
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	10.085	0	0	0	0	0	10.085
401	07	00	00	Asistencia socio-económica	1.192.226	0	0	0	0	0	1.192.226
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	695.917	0	0	0	0	0	695.917
401	07	33	00	Asistencia socio-económica al personal contratado	496.309	0	0	0	0	0	496.309
401	08	00	00	Prestaciones sociales e indemnizaciones	8.376.015	0	0	0	0	0	8.376.015
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.390.901	0	0	0	0	0	4.390.901
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.909.539	0	0	0	0	0	3.909.539
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	75.575	0	0	0	0	0	75.575
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.815.976**	**0**	**0**	**0**	**0**	**0**	**1.815.976**
402	01	00	00	Productos alimenticios y agropecuarios	186.252	0	0	0	0	0	186.252
402	01	01	00	Alimentos y bebidas para personas	186.252	0	0	0	0	0	186.252
402	04	00	00	Productos de cuero y caucho	16.075	0	0	0	0	0	16.075
402	04	03	00	Cauchos y tripas para vehículos	16.075	0	0	0	0	0	16.075
402	05	00	00	Productos de papel, cartón e impresos	812.807	0	0	0	0	0	812.807
402	05	01	00	Pulpa de madera, papel y cartón	103.964	0	0	0	0	0	103.964
402	05	02	00	Envases y cajas de papel y cartón	49.582	0	0	0	0	0	49.582

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119203 130127000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: DEFENDER, ASESORAR Y ASISTIR A TRABAJADORES Y TRABAJADORAS ANTES INSTANCIAS ADMINISTRATIVAS Y JUDICIALES PARA LA RESTITUCIÓN DE SUS DERECHOS LABORALES.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 547.800 **FEMENINO:** 300.000 **MASCULINO:** 247.800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	645.982	0	0	0	0	0	645.982
402	05	04	00	Libros, revistas y periódicos	1.262	0	0	0	0	0	1.262
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	12.017	0	0	0	0	0	12.017
402	06	00	00	Productos químicos y derivados	76.895	0	0	0	0	0	76.895
402	06	03	00	Tintas, pinturas y colorantes	28.794	0	0	0	0	0	28.794
402	06	04	00	Productos farmacéuticos y medicamentos	491	0	0	0	0	0	491
402	06	06	00	Combustibles y lubricantes	12.227	0	0	0	0	0	12.227
402	06	08	00	Productos plásticos	35.383	0	0	0	0	0	35.383
402	08	00	00	Productos metálicos	19.120	0	0	0	0	0	19.120
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	16.854	0	0	0	0	0	16.854
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.266	0	0	0	0	0	2.266
402	10	00	00	Productos varios y útiles diversos	693.766	0	0	0	0	0	693.766
402	10	02	00	Materiales y útiles de limpieza y aseo	79.394	0	0	0	0	0	79.394
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	119.467	0	0	0	0	0	119.467
402	10	08	00	Materiales para equipos de computación	492.932	0	0	0	0	0	492.932
402	10	11	00	Materiales eléctricos	1.360	0	0	0	0	0	1.360
402	10	12	00	Materiales para instalaciones sanitarias	613	0	0	0	0	0	613
402	99	00	00	Otros materiales y suministros	11.061	0	0	0	0	0	11.061
402	99	01	00	Otros materiales y suministros	11.061	0	0	0	0	0	11.061
403	**00**	**00**	**00**	**Servicios no personales**	**1.025.538**	**0**	**0**	**0**	**0**	**0**	**1.025.538**
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.013	0	0	0	0	0	4.013
403	07	03	00	Relaciones sociales	4.013	0	0	0	0	0	4.013
403	09	00	00	Viáticos y pasajes	360.282	0	0	0	0	0	360.282
403	09	01	00	Viáticos y pasajes dentro del pais	360.282	0	0	0	0	0	360.282
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	137.236	0	0	0	0	0	137.236
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	44.796	0	0	0	0	0	44.796
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	92.440	0	0	0	0	0	92.440
403	12	00	00	Conservación y reparaciones menores de obras	181.185	0	0	0	0	0	181.185

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119203 130127000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: DEFENDER, ASESORAR Y ASISTIR A TRABAJADORES Y TRABAJADORAS ANTES INSTANCIAS ADMINISTRATIVAS Y JUDICIALES PARA LA RESTITUCIÓN DE SUS DERECHOS LABORALES.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 547.800 **FEMENINO:** 300.000 **MASCULINO:** 247.800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	181.185	0	0	0	0	0	181.185
403	18	00	00	Impuestos indirectos	333.341	0	0	0	0	0	333.341
403	18	01	00	Impuesto al valor agregado	333.341	0	0	0	0	0	333.341
403	99	00	00	Otros servicios no personales	9.481	0	0	0	0	0	9.481
403	99	01	00	Otros servicios no personales	9.481	0	0	0	0	0	9.481
404	**00**	**00**	**00**	**Activos reales**	**302.558**	**0**	**0**	**0**	**0**	**0**	**302.558**
404	04	00	00	Equipos de transporte, tracción y elevación	44.923	0	0	0	0	0	44.923
404	04	01	00	Vehiculos automotores terrestres	44.923	0	0	0	0	0	44.923
404	05	00	00	Equipos de comunicaciones y de señalamiento	23.958	0	0	0	0	0	23.958
404	05	01	00	Equipos de telecomunicaciones	23.958	0	0	0	0	0	23.958
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.796	0	0	0	0	0	1.796
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.024	0	0	0	0	0	1.024
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	772	0	0	0	0	0	772
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	231.881	0	0	0	0	0	231.881
404	09	01	00	Mobiliario y equipos de oficina	120.076	0	0	0	0	0	120.076
404	09	02	00	Equipos de computación	78.492	0	0	0	0	0	78.492
404	09	03	00	Mobiliario y equipos de alojamiento	33.313	0	0	0	0	0	33.313
				Totales	**75.614.159**	**0**	**0**	**0**	**0**	**0**	**75.614.159**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119203 130127000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: DEFENDER, ASESORAR Y ASISTIR A TRABAJADORES Y TRABAJADORAS ANTES INSTANCIAS ADMINISTRATIVAS Y JUDICIALES PARA LA RESTITUCIÓN DE SUS DERECHOS LABORALES.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 547.800 **FEMENINO:** 300.000 **MASCULINO:** 247.800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119203 130127000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: DEFENDER, ASESORAR Y ASISTIR A TRABAJADORES Y TRABAJADORAS ANTES INSTANCIAS ADMINISTRATIVAS Y JUDICIALES PARA LA RESTITUCIÓN DE SUS DERECHOS LABORALES.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 547.800 **FEMENINO:** 300.000 **MASCULINO:** 247.800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130127001 ATENCIÓN, ORIENTACIÓN Y ASESORAMIENTO A TRABAJADORES Y TRABAJADORAS QUE CONSULTAN SOBRE TEMAS LABORALES

UNIDAD DE MEDIDA: CONSULTA **META:** 237.600

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COORDINACIÓN DE PROCURADURÍAS A NIVEL NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**69.429.703**	**0**	**0**	**0**	**0**	**0**	**69.429.703**
401	01	00	00	Sueldos, salarios y otras retribuciones	15.292.243	0	0	0	0	0	15.292.243
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.961.695	0	0	0	0	0	6.961.695
401	01	18	00	Remuneraciones al personal contratado	8.330.548	0	0	0	0	0	8.330.548
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	435.846	0	0	0	0	0	435.846
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	435.846	0	0	0	0	0	435.846
401	03	00	00	Primas	6.621.563	0	0	0	0	0	6.621.563
401	03	08	00	Primas de profesionalización a empleados	798.418	0	0	0	0	0	798.418
401	03	09	00	Primas por antigüedad a empleados	433.217	0	0	0	0	0	433.217
401	03	37	00	Primas de transporte al personal contratado	6.000	0	0	0	0	0	6.000
401	03	40	00	Primas de profesionalización al personal contratado	598.496	0	0	0	0	0	598.496
401	03	41	00	Primas por antigüedad al personal contratado	194.687	0	0	0	0	0	194.687
401	03	97	00	Otras primas a empleados	4.590.745	0	0	0	0	0	4.590.745
401	04	00	00	Complementos de sueldos y salarios	21.363.828	0	0	0	0	0	21.363.828
401	04	08	00	Bono compensatorio de alimentación a empleados	5.513.220	0	0	0	0	0	5.513.220
401	04	26	00	Bono compensatorio de alimentación al personal contratado	6.651.180	0	0	0	0	0	6.651.180
401	04	96	00	Otros complementos a empleados	2.493.755	0	0	0	0	0	2.493.755
401	04	98	00	Otros complementos al personal contratado	6.705.673	0	0	0	0	0	6.705.673
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	14.282.573	0	0	0	0	0	14.282.573
401	05	01	00	Aguinaldos a empleados	4.912.266	0	0	0	0	0	4.912.266
401	05	03	00	Bono vacacional a empleados	2.296.646	0	0	0	0	0	2.296.646
401	05	07	00	Aguinaldos al personal contratado	4.820.104	0	0	0	0	0	4.820.104
401	05	08	00	Bono vacacional al personal contratado	2.253.557	0	0	0	0	0	2.253.557

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119203 130127000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: DEFENDER, ASESORAR Y ASISTIR A TRABAJADORES Y TRABAJADORAS ANTES INSTANCIAS ADMINISTRATIVAS Y JUDICIALES PARA LA RESTITUCIÓN DE SUS DERECHOS LABORALES.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 547.800 **FEMENINO:** 300.000 **MASCULINO:** 247.800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 130127001 ATENCIÓN, ORIENTACIÓN Y ASESORAMIENTO A TRABAJADORES Y TRABAJADORAS QUE CONSULTAN SOBRE TEMAS LABORALES

UNIDAD DE MEDIDA: CONSULTA **META:** 237.600

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COORDINACIÓN DE PROCURADURÍAS A NIVEL NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	2.274.523	0	0	0	0	0	2.274.523
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	654.500	0	0	0	0	0	654.500
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	208.863	0	0	0	0	0	208.863
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	123.640	0	0	0	0	0	123.640
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	275.598	0	0	0	0	0	275.598
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	741.503	0	0	0	0	0	741.503
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	270.419	0	0	0	0	0	270.419
401	07	00	00	Asistencia socio-económica	1.143.838	0	0	0	0	0	1.143.838
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	685.914	0	0	0	0	0	685.914
401	07	33	00	Asistencia socio-económica al personal contratado	457.924	0	0	0	0	0	457.924
401	08	00	00	Prestaciones sociales e indemnizaciones	8.015.289	0	0	0	0	0	8.015.289
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.301.060	0	0	0	0	0	4.301.060
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.714.229	0	0	0	0	0	3.714.229
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**700.915**	0	0	0	0	0	**700.915**
402	01	00	00	Productos alimenticios y agropecuarios	77.512	0	0	0	0	0	77.512
402	01	01	00	Alimentos y bebidas para personas	77.512	0	0	0	0	0	77.512
402	04	00	00	Productos de cuero y caucho	7.149	0	0	0	0	0	7.149
402	04	03	00	Cauchos y tripas para vehículos	7.149	0	0	0	0	0	7.149
402	05	00	00	Productos de papel, cartón e impresos	291.170	0	0	0	0	0	291.170
402	05	01	00	Pulpa de madera, papel y cartón	47.327	0	0	0	0	0	47.327
402	05	02	00	Envases y cajas de papel y cartón	7.578	0	0	0	0	0	7.578
402	05	03	00	Productos de papel y cartón para oficina	235.003	0	0	0	0	0	235.003
402	05	04	00	Libros, revistas y periódicos	1.262	0	0	0	0	0	1.262

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119203 130127000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: DEFENDER, ASESORAR Y ASISTIR A TRABAJADORES Y TRABAJADORAS ANTES INSTANCIAS ADMINISTRATIVAS Y JUDICIALES PARA LA RESTITUCIÓN DE SUS DERECHOS LABORALES.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 547.800 **FEMENINO:** 300.000 **MASCULINO:** 247.800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130127001 ATENCIÓN, ORIENTACIÓN Y ASESORAMIENTO A TRABAJADORES Y TRABAJADORAS QUE CONSULTAN SOBRE TEMAS LABORALES

UNIDAD DE MEDIDA: CONSULTA **META:** 237.600

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COORDINACIÓN DE PROCURADURÍAS A NIVEL NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	33.375	0	0	0	0	0	33.375
402	06	03	00	Tintas, pinturas y colorantes	6.496	0	0	0	0	0	6.496
402	06	06	00	Combustibles y lubricantes	9.230	0	0	0	0	0	9.230
402	06	08	00	Productos plásticos	17.649	0	0	0	0	0	17.649
402	10	00	00	Productos varios y útiles diversos	289.095	0	0	0	0	0	289.095
402	10	02	00	Materiales y útiles de limpieza y aseo	29.154	0	0	0	0	0	29.154
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	51.165	0	0	0	0	0	51.165
402	10	08	00	Materiales para equipos de computación	208.776	0	0	0	0	0	208.776
402	99	00	00	Otros materiales y suministros	2.614	0	0	0	0	0	2.614
402	99	01	00	Otros materiales y suministros	2.614	0	0	0	0	0	2.614
403	**00**	**00**	**00**	**Servicios no personales**	**327.256**	**0**	**0**	**0**	**0**	**0**	**327.256**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.159	0	0	0	0	0	2.159
403	07	03	00	Relaciones sociales	2.159	0	0	0	0	0	2.159
403	09	00	00	Viáticos y pasajes	107.859	0	0	0	0	0	107.859
403	09	01	00	Viáticos y pasajes dentro del pais	107.859	0	0	0	0	0	107.859
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	65.663	0	0	0	0	0	65.663
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	6.910	0	0	0	0	0	6.910
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	58.753	0	0	0	0	0	58.753
403	12	00	00	Conservación y reparaciones menores de obras	40.688	0	0	0	0	0	40.688
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	40.688	0	0	0	0	0	40.688
403	18	00	00	Impuestos indirectos	108.297	0	0	0	0	0	108.297
403	18	01	00	Impuesto al valor agregado	108.297	0	0	0	0	0	108.297
403	99	00	00	Otros servicios no personales	2.590	0	0	0	0	0	2.590

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119203 130127000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: DEFENDER, ASESORAR Y ASISTIR A TRABAJADORES Y TRABAJADORAS ANTES INSTANCIAS ADMINISTRATIVAS Y JUDICIALES PARA LA RESTITUCIÓN DE SUS DERECHOS LABORALES.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 547.800 **FEMENINO:** 300.000 **MASCULINO:** 247.800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130127001 ATENCIÓN, ORIENTACIÓN Y ASESORAMIENTO A TRABAJADORES Y TRABAJADORAS QUE CONSULTAN SOBRE TEMAS LABORALES

UNIDAD DE MEDIDA: CONSULTA **META:** 237.600

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COORDINACIÓN DE PROCURADURÍAS A NIVEL NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	2.590	0	0	0	0	0	2.590
404	**00**	**00**	**00**	**Activos reales**	**15.524**	**0**	**0**	**0**	**0**	**0**	**15.524**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.524	0	0	0	0	0	15.524
404	09	02	00	Equipos de computación	12.113	0	0	0	0	0	12.113
404	09	03	00	Mobiliario y equipos de alojamiento	3.411	0	0	0	0	0	3.411
				Totales	**70.473.398**	**0**	**0**	**0**	**0**	0	**70.473.398**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119203 130127000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: DEFENDER, ASESORAR Y ASISTIR A TRABAJADORES Y TRABAJADORAS ANTES INSTANCIAS ADMINISTRATIVAS Y JUDICIALES PARA LA RESTITUCIÓN DE SUS DERECHOS LABORALES.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 547.800 **FEMENINO:** 300.000 **MASCULINO:** 247.800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130127002 ASISTENCIA Y DEFENSA A TRABAJADORES Y TRABAJADORAS POR VÍA ADMINISTRATIVA.

UNIDAD DE MEDIDA: DEFENSA **META:** 186.120

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COORDINACIÓN DE PROCURADURÍAS A NIVEL NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**375.959**	**0**	**0**	**0**	**0**	**0**	**375.959**
402	01	00	00	Productos alimenticios y agropecuarios	31.764	0	0	0	0	0	31.764
402	01	01	00	Alimentos y bebidas para personas	31.764	0	0	0	0	0	31.764
402	04	00	00	Productos de cuero y caucho	4.652	0	0	0	0	0	4.652
402	04	03	00	Cauchos y tripas para vehículos	4.652	0	0	0	0	0	4.652
402	05	00	00	Productos de papel, cartón e impresos	162.860	0	0	0	0	0	162.860
402	05	01	00	Pulpa de madera, papel y cartón	11.725	0	0	0	0	0	11.725
402	05	02	00	Envases y cajas de papel y cartón	7.658	0	0	0	0	0	7.658
402	05	03	00	Productos de papel y cartón para oficina	143.477	0	0	0	0	0	143.477
402	06	00	00	Productos químicos y derivados	19.122	0	0	0	0	0	19.122
402	06	03	00	Tintas, pinturas y colorantes	11.621	0	0	0	0	0	11.621
402	06	04	00	Productos farmacéuticos y medicamentos	256	0	0	0	0	0	256
402	06	06	00	Combustibles y lubricantes	1.562	0	0	0	0	0	1.562
402	06	08	00	Productos plásticos	5.683	0	0	0	0	0	5.683
402	08	00	00	Productos metálicos	6.301	0	0	0	0	0	6.301
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.120	0	0	0	0	0	5.120
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.181	0	0	0	0	0	1.181
402	10	00	00	Productos varios y útiles diversos	146.857	0	0	0	0	0	146.857
402	10	02	00	Materiales y útiles de limpieza y aseo	11.951	0	0	0	0	0	11.951
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	24.922	0	0	0	0	0	24.922
402	10	08	00	Materiales para equipos de computación	108.955	0	0	0	0	0	108.955
402	10	11	00	Materiales eléctricos	709	0	0	0	0	0	709
402	10	12	00	Materiales para instalaciones sanitarias	320	0	0	0	0	0	320
402	99	00	00	Otros materiales y suministros	4.403	0	0	0	0	0	4.403

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119203 130127000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: DEFENDER, ASESORAR Y ASISTIR A TRABAJADORES Y TRABAJADORAS ANTES INSTANCIAS ADMINISTRATIVAS Y JUDICIALES PARA LA RESTITUCIÓN DE SUS DERECHOS LABORALES.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 547.800 **FEMENINO:** 300.000 **MASCULINO:** 247.800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130127002 ASISTENCIA Y DEFENSA A TRABAJADORES Y TRABAJADORAS POR VÍA ADMINISTRATIVA.

UNIDAD DE MEDIDA: DEFENSA **META:** 186.120

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COORDINACIÓN DE PROCURADURÍAS A NIVEL NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	4.403	0	0	0	0	0	4.403
403	**00**	**00**	**00**	**Servicios no personales**	**150.963**	**0**	**0**	**0**	**0**	0	**150.963**
403	07	00	00	Servicios de información, impresión y relaciones públicas	957	0	0	0	0	0	957
403	07	03	00	Relaciones sociales	957	0	0	0	0	0	957
403	09	00	00	Viáticos y pasajes	49.619	0	0	0	0	0	49.619
403	09	01	00	Viáticos y pasajes dentro del país	49.619	0	0	0	0	0	49.619
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	36.895	0	0	0	0	0	36.895
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	19.544	0	0	0	0	0	19.544
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	17.351	0	0	0	0	0	17.351
403	12	00	00	Conservación y reparaciones menores de obras	1.531	0	0	0	0	0	1.531
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.531	0	0	0	0	0	1.531
403	18	00	00	Impuestos indirectos	58.404	0	0	0	0	0	58.404
403	18	01	00	Impuesto al valor agregado	58.404	0	0	0	0	0	58.404
403	99	00	00	Otros servicios no personales	3.557	0	0	0	0	0	3.557
403	99	01	00	Otros servicios no personales	3.557	0	0	0	0	0	3.557
404	**00**	**00**	**00**	**Activos reales**	**18.168**	**0**	**0**	**0**	**0**	0	**18.168**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	907	0	0	0	0	0	907
404	07	02	00	Equipos de enseñanza, deporte y recreación	517	0	0	0	0	0	517
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	390	0	0	0	0	0	390
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	17.261	0	0	0	0	0	17.261
404	09	01	00	Mobiliario y equipos de oficina	143	0	0	0	0	0	143
404	09	02	00	Equipos de computación	15.377	0	0	0	0	0	15.377
404	09	03	00	Mobiliario y equipos de alojamiento	1.741	0	0	0	0	0	1.741
				Totales	**545.090**	**0**	**0**	**0**	**0**	**0**	**545.090**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119203 130127000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: DEFENDER, ASESORAR Y ASISTIR A TRABAJADORES Y TRABAJADORAS ANTES INSTANCIAS ADMINISTRATIVAS Y JUDICIALES PARA LA RESTITUCIÓN DE SUS DERECHOS LABORALES.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 547.800 **FEMENINO:** 300.000 **MASCULINO:** 247.800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130127003 ASISTENCIA Y DEFENSA A TRABAJADORES Y TRABAJADORAS POR LA VÍA JUDICIAL

UNIDAD DE MEDIDA: DEFENSA **META:** 124.080

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COORDINACIÓN DE PROCURADURÍAS A NIVEL NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**345.379**	**0**	**0**	**0**	**0**	**0**	**345.379**
402	01	00	00	Productos alimenticios y agropecuarios	29.180	0	0	0	0	0	29.180
402	01	01	00	Alimentos y bebidas para personas	29.180	0	0	0	0	0	29.180
402	04	00	00	Productos de cuero y caucho	4.274	0	0	0	0	0	4.274
402	04	03	00	Cauchos y tripas para vehículos	4.274	0	0	0	0	0	4.274
402	05	00	00	Productos de papel, cartón e impresos	149.613	0	0	0	0	0	149.613
402	05	01	00	Pulpa de madera, papel y cartón	10.771	0	0	0	0	0	10.771
402	05	02	00	Envases y cajas de papel y cartón	7.034	0	0	0	0	0	7.034
402	05	03	00	Productos de papel y cartón para oficina	131.808	0	0	0	0	0	131.808
402	06	00	00	Productos químicos y derivados	17.570	0	0	0	0	0	17.570
402	06	03	00	Tintas, pinturas y colorantes	10.677	0	0	0	0	0	10.677
402	06	04	00	Productos farmacéuticos y medicamentos	235	0	0	0	0	0	235
402	06	06	00	Combustibles y lubricantes	1.435	0	0	0	0	0	1.435
402	06	08	00	Productos plásticos	5.223	0	0	0	0	0	5.223
402	08	00	00	Productos metálicos	5.789	0	0	0	0	0	5.789
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.704	0	0	0	0	0	4.704
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.085	0	0	0	0	0	1.085
402	10	00	00	Productos varios y útiles diversos	134.909	0	0	0	0	0	134.909
402	10	02	00	Materiales y útiles de limpieza y aseo	10.977	0	0	0	0	0	10.977
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	22.896	0	0	0	0	0	22.896
402	10	08	00	Materiales para equipos de computación	100.092	0	0	0	0	0	100.092
402	10	11	00	Materiales eléctricos	651	0	0	0	0	0	651
402	10	12	00	Materiales para instalaciones sanitarias	293	0	0	0	0	0	293
402	99	00	00	Otros materiales y suministros	4.044	0	0	0	0	0	4.044

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119203 130127000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: DEFENDER, ASESORAR Y ASISTIR A TRABAJADORES Y TRABAJADORAS ANTES INSTANCIAS ADMINISTRATIVAS Y JUDICIALES PARA LA RESTITUCIÓN DE SUS DERECHOS LABORALES.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 547.800 **FEMENINO:** 300.000 **MASCULINO:** 247.800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130127003 ASISTENCIA Y DEFENSA A TRABAJADORES Y TRABAJADORAS POR LA VÍA JUDICIAL

UNIDAD DE MEDIDA: DEFENSA **META:** 124.080

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COORDINACIÓN DE PROCURADURÍAS A NIVEL NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	4.044	0	0	0	0	0	4.044
403	**00**	**00**	**00**	**Servicios no personales**	**141.680**	**0**	**0**	**0**	**0**	**0**	**141.680**
403	07	00	00	Servicios de información, impresión y relaciones públicas	897	0	0	0	0	0	897
403	07	03	00	Relaciones sociales	897	0	0	0	0	0	897
403	09	00	00	Viáticos y pasajes	47.240	0	0	0	0	0	47.240
403	09	01	00	Viáticos y pasajes dentro del país	47.240	0	0	0	0	0	47.240
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	34.678	0	0	0	0	0	34.678
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	18.342	0	0	0	0	0	18.342
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	16.336	0	0	0	0	0	16.336
403	12	00	00	Conservación y reparaciones menores de obras	1.437	0	0	0	0	0	1.437
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.437	0	0	0	0	0	1.437
403	18	00	00	Impuestos indirectos	54.094	0	0	0	0	0	54.094
403	18	01	00	Impuesto al valor agregado	54.094	0	0	0	0	0	54.094
403	99	00	00	Otros servicios no personales	3.334	0	0	0	0	0	3.334
403	99	01	00	Otros servicios no personales	3.334	0	0	0	0	0	3.334
404	**00**	**00**	**00**	**Activos reales**	**17.798**	**0**	**0**	**0**	**0**	**0**	**17.798**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	889	0	0	0	0	0	889
404	07	02	00	Equipos de enseñanza, deporte y recreación	507	0	0	0	0	0	507
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	382	0	0	0	0	0	382
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	16.909	0	0	0	0	0	16.909
404	09	01	00	Mobiliario y equipos de oficina	139	0	0	0	0	0	139
404	09	02	00	Equipos de computación	15.064	0	0	0	0	0	15.064
404	09	03	00	Mobiliario y equipos de alojamiento	1.706	0	0	0	0	0	1.706
				Totales	**504.857**	**0**	**0**	**0**	**0**	**0**	**504.857**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119203 130127000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: DEFENDER, ASESORAR Y ASISTIR A TRABAJADORES Y TRABAJADORAS ANTES INSTANCIAS ADMINISTRATIVAS Y JUDICIALES PARA LA RESTITUCIÓN DE SUS DERECHOS LABORALES.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 547.800 **FEMENINO:** 300.000 **MASCULINO:** 247.800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130127004 FORTALECIMIENTO PARA LA CAPACITACIÓN, ADIESTRAMIENTO Y GESTIÓN OPERATIVA DEL PERSONAL DE LAS PROCURADURÍAS DE TRABAJADORES

UNIDAD DE MEDIDA: TALLER **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURIA NACIONAL DE TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.040.384**	0	0	0	0	0	**3.040.384**
401	01	00	00	Sueldos, salarios y otras retribuciones	616.416	0	0	0	0	0	616.416
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	197.488	0	0	0	0	0	197.488
401	01	18	00	Remuneraciones al personal contratado	345.217	0	0	0	0	0	345.217
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	73.711	0	0	0	0	0	73.711
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	9.647	0	0	0	0	0	9.647
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	9.647	0	0	0	0	0	9.647
401	03	00	00	Primas	316.761	0	0	0	0	0	316.761
401	03	08	00	Primas de profesionalización a empleados	4.177	0	0	0	0	0	4.177
401	03	09	00	Primas por antigüedad a empleados	4.914	0	0	0	0	0	4.914
401	03	40	00	Primas de profesionalización al personal contratado	37.065	0	0	0	0	0	37.065
401	03	41	00	Primas por antigüedad al personal contratado	22.692	0	0	0	0	0	22.692
401	03	47	00	Primas al personal de alto nivel y de dirección	79.137	0	0	0	0	0	79.137
401	03	95	00	Otras primas al personal de alto nivel y de dirección	64.170	0	0	0	0	0	64.170
401	03	97	00	Otras primas a empleados	104.606	0	0	0	0	0	104.606
401	04	00	00	Complementos de sueldos y salarios	945.041	0	0	0	0	0	945.041
401	04	08	00	Bono compensatorio de alimentación a empleados	156.960	0	0	0	0	0	156.960
401	04	26	00	Bono compensatorio de alimentación al personal contratado	274.680	0	0	0	0	0	274.680
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	58.860	0	0	0	0	0	58.860
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	51.675	0	0	0	0	0	51.675
401	04	96	00	Otros complementos a empleados	54.858	0	0	0	0	0	54.858
401	04	98	00	Otros complementos al personal contratado	348.008	0	0	0	0	0	348.008
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	641.452	0	0	0	0	0	641.452
401	05	01	00	Aguinaldos a empleados	114.371	0	0	0	0	0	114.371

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119203 130127000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: DEFENDER, ASESORAR Y ASISTIR A TRABAJADORES Y TRABAJADORAS ANTES INSTANCIAS ADMINISTRATIVAS Y JUDICIALES PARA LA RESTITUCIÓN DE SUS DERECHOS LABORALES.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 547.800 **FEMENINO:** 300.000 **MASCULINO:** 247.800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 130127004 FORTALECIMIENTO PARA LA CAPACITACIÓN, ADIESTRAMIENTO Y GESTIÓN OPERATIVA DEL PERSONAL DE LAS PROCURADURÍAS DE TRABAJADORES

UNIDAD DE MEDIDA: TALLER **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURIA NACIONAL DE TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	03	00	Bono vacacional a empleados	53.472	0	0	0	0	0	53.472
401	05	07	00	Aguinaldos al personal contratado	234.239	0	0	0	0	0	234.239
401	05	08	00	Bono vacacional al personal contratado	109.515	0	0	0	0	0	109.515
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	88.485	0	0	0	0	0	88.485
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	41.370	0	0	0	0	0	41.370
401	06	00	00	Aportes patronales y legales	101.953	0	0	0	0	0	101.953
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	18.437	0	0	0	0	0	18.437
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	5.925	0	0	0	0	0	5.925
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.483	0	0	0	0	0	3.483
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.417	0	0	0	0	0	6.417
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	30.728	0	0	0	0	0	30.728
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	13.142	0	0	0	0	0	13.142
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	6.561	0	0	0	0	0	6.561
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	2.211	0	0	0	0	0	2.211
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	4.964	0	0	0	0	0	4.964
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	10.085	0	0	0	0	0	10.085
401	07	00	00	Asistencia socio-económica	48.388	0	0	0	0	0	48.388
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	10.003	0	0	0	0	0	10.003
401	07	33	00	Asistencia socio-económica al personal contratado	38.385	0	0	0	0	0	38.385
401	08	00	00	Prestaciones sociales e indemnizaciones	360.726	0	0	0	0	0	360.726
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	89.841	0	0	0	0	0	89.841
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	195.310	0	0	0	0	0	195.310
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	75.575	0	0	0	0	0	75.575

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119203 130127000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: DEFENDER, ASESORAR Y ASISTIR A TRABAJADORES Y TRABAJADORAS ANTES INSTANCIAS ADMINISTRATIVAS Y JUDICIALES PARA LA RESTITUCIÓN DE SUS DERECHOS LABORALES.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 547.800 **FEMENINO:** 300.000 **MASCULINO:** 247.800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130127004 FORTALECIMIENTO PARA LA CAPACITACIÓN, ADIESTRAMIENTO Y GESTIÓN OPERATIVA DEL PERSONAL DE LAS PROCURADURÍAS DE TRABAJADORES

UNIDAD DE MEDIDA: TALLER **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURIA NACIONAL DE TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**393.723**	**0**	**0**	**0**	**0**	**0**	**393.723**
402	01	00	00	Productos alimenticios y agropecuarios	47.796	0	0	0	0	0	47.796
402	01	01	00	Alimentos y bebidas para personas	47.796	0	0	0	0	0	47.796
402	05	00	00	Productos de papel, cartón e impresos	209.164	0	0	0	0	0	209.164
402	05	01	00	Pulpa de madera, papel y cartón	34.141	0	0	0	0	0	34.141
402	05	02	00	Envases y cajas de papel y cartón	27.312	0	0	0	0	0	27.312
402	05	03	00	Productos de papel y cartón para oficina	135.694	0	0	0	0	0	135.694
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	12.017	0	0	0	0	0	12.017
402	06	00	00	Productos químicos y derivados	6.828	0	0	0	0	0	6.828
402	06	08	00	Productos plásticos	6.828	0	0	0	0	0	6.828
402	08	00	00	Productos metálicos	7.030	0	0	0	0	0	7.030
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.030	0	0	0	0	0	7.030
402	10	00	00	Productos varios y útiles diversos	122.905	0	0	0	0	0	122.905
402	10	02	00	Materiales y útiles de limpieza y aseo	27.312	0	0	0	0	0	27.312
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.484	0	0	0	0	0	20.484
402	10	08	00	Materiales para equipos de computación	75.109	0	0	0	0	0	75.109
403	**00**	**00**	**00**	**Servicios no personales**	**405.639**	**0**	**0**	**0**	**0**	**0**	**405.639**
403	09	00	00	Viáticos y pasajes	155.564	0	0	0	0	0	155.564
403	09	01	00	Viáticos y pasajes dentro del país	155.564	0	0	0	0	0	155.564
403	12	00	00	Conservación y reparaciones menores de obras	137.529	0	0	0	0	0	137.529
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	137.529	0	0	0	0	0	137.529
403	18	00	00	Impuestos indirectos	112.546	0	0	0	0	0	112.546
403	18	01	00	Impuesto al valor agregado	112.546	0	0	0	0	0	112.546
404	**00**	**00**	**00**	**Activos reales**	**251.068**	**0**	**0**	**0**	**0**	**0**	**251.068**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119203 130127000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS

OBJETIVO DEL PROYECTO: DEFENDER, ASESORAR Y ASISTIR A TRABAJADORES Y TRABAJADORAS ANTES INSTANCIAS ADMINISTRATIVAS Y JUDICIALES PARA LA RESTITUCIÓN DE SUS DERECHOS LABORALES.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 547.800 **FEMENINO:** 300.000 **MASCULINO:** 247.800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130127004 FORTALECIMIENTO PARA LA CAPACITACIÓN, ADIESTRAMIENTO Y GESTIÓN OPERATIVA DEL PERSONAL DE LAS PROCURADURÍAS DE TRABAJADORES

UNIDAD DE MEDIDA: TALLER **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURIA NACIONAL DE TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	00	00	Equipos de transporte, tracción y elevación	44.923	0	0	0	0	0	44.923
404	04	01	00	Vehículos automotores terrestres	44.923	0	0	0	0	0	44.923
404	05	00	00	Equipos de comunicaciones y de señalamiento	23.958	0	0	0	0	0	23.958
404	05	01	00	Equipos de telecomunicaciones	23.958	0	0	0	0	0	23.958
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	182.187	0	0	0	0	0	182.187
404	09	01	00	Mobiliario y equipos de oficina	119.794	0	0	0	0	0	119.794
404	09	02	00	Equipos de computación	35.938	0	0	0	0	0	35.938
404	09	03	00	Mobiliario y equipos de alojamiento	26.455	0	0	0	0	0	26.455
				Totales	**4.090.814**	0	0	0	0	0	**4.090.814**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**51.954.822**	0	0	0	0	0	**51.954.822**
401	01	00	00	Sueldos, salarios y otras retribuciones	11.160.099	0	0	0	0	0	11.160.099
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	8.057.783	0	0	0	0	0	8.057.783
401	01	18	00	Remuneraciones al personal contratado	3.004.035	0	0	0	0	0	3.004.035
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	98.281	0	0	0	0	0	98.281
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	976.074	0	0	0	0	0	976.074
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	976.074	0	0	0	0	0	976.074
401	03	00	00	Primas	6.409.540	0	0	0	0	0	6.409.540
401	03	08	00	Primas de profesionalización a empleados	917.783	0	0	0	0	0	917.783
401	03	09	00	Primas por antigüedad a empleados	467.177	0	0	0	0	0	467.177
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	36.000	0	0	0	0	0	36.000
401	03	40	00	Primas de profesionalización al personal contratado	268.116	0	0	0	0	0	268.116
401	03	41	00	Primas por antigüedad al personal contratado	181.559	0	0	0	0	0	181.559
401	03	47	00	Primas al personal de alto nivel y de dirección	99.674	0	0	0	0	0	99.674
401	03	95	00	Otras primas al personal de alto nivel y de dirección	82.161	0	0	0	0	0	82.161
401	03	97	00	Otras primas a empleados	4.357.070	0	0	0	0	0	4.357.070
401	04	00	00	Complementos de sueldos y salarios	13.383.935	0	0	0	0	0	13.383.935
401	04	08	00	Bono compensatorio de alimentación a empleados	5.846.760	0	0	0	0	0	5.846.760
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.334.780	0	0	0	0	0	2.334.780
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	78.480	0	0	0	0	0	78.480
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	68.700	0	0	0	0	0	68.700
401	04	96	00	Otros complementos a empleados	2.442.307	0	0	0	0	0	2.442.307
401	04	98	00	Otros complementos al personal contratado	2.612.908	0	0	0	0	0	2.612.908
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	10.738.442	0	0	0	0	0	10.738.442
401	05	01	00	Aguinaldos a empleados	5.352.897	0	0	0	0	0	5.352.897
401	05	03	00	Bono vacacional a empleados	2.502.651	0	0	0	0	0	2.502.651

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	07	00	Aguinaldos al personal contratado	1.849.835	0	0	0	0	0	1.849.835
401	05	08	00	Bono vacacional al personal contratado	864.860	0	0	0	0	0	864.860
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	114.615	0	0	0	0	0	114.615
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	53.584	0	0	0	0	0	53.584
401	06	00	00	Aportes patronales y legales	1.891.788	0	0	0	0	0	1.891.788
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	800.982	0	0	0	0	0	800.982
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	241.739	0	0	0	0	0	241.739
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	151.298	0	0	0	0	0	151.298
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	300.322	0	0	0	0	0	300.322
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	262.090	0	0	0	0	0	262.090
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	103.783	0	0	0	0	0	103.783
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	8.748	0	0	0	0	0	8.748
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	2.948	0	0	0	0	0	2.948
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	6.432	0	0	0	0	0	6.432
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	13.446	0	0	0	0	0	13.446
401	07	00	00	Asistencia socio-económica	1.049.208	0	0	0	0	0	1.049.208
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	694.065	0	0	0	0	0	694.065
401	07	33	00	Asistencia socio-económica al personal contratado	355.143	0	0	0	0	0	355.143
401	08	00	00	Prestaciones sociales e indemnizaciones	6.345.736	0	0	0	0	0	6.345.736
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.716.257	0	0	0	0	0	4.716.257
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.531.948	0	0	0	0	0	1.531.948
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	97.531	0	0	0	0	0	97.531
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.641.973**	**0**	**0**	**0**	**0**	**0**	**2.641.973**
402	01	00	00	Productos alimenticios y agropecuarios	120.402	0	0	0	0	0	120.402

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	01	00	Alimentos y bebidas para personas	120.402	0	0	0	0	0	120.402
402	02	00	00	Productos de minas, canteras y yacimientos	3.930	0	0	0	0	0	3.930
402	02	05	00	Piedra, arcilla, arena y tierra	3.930	0	0	0	0	0	3.930
402	03	00	00	Textiles y vestuarios	20.873	0	0	0	0	0	20.873
402	03	01	00	Textiles	14.212	0	0	0	0	0	14.212
402	03	02	00	Prendas de vestir	6.661	0	0	0	0	0	6.661
402	04	00	00	Productos de cuero y caucho	79.656	0	0	0	0	0	79.656
402	04	03	00	Cauchos y tripas para vehículos	79.656	0	0	0	0	0	79.656
402	05	00	00	Productos de papel, cartón e impresos	983.397	0	0	0	0	0	983.397
402	05	01	00	Pulpa de madera, papel y cartón	27.725	0	0	0	0	0	27.725
402	05	02	00	Envases y cajas de papel y cartón	3.484	0	0	0	0	0	3.484
402	05	03	00	Productos de papel y cartón para oficina	925.693	0	0	0	0	0	925.693
402	05	04	00	Libros, revistas y periódicos	900	0	0	0	0	0	900
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	25.595	0	0	0	0	0	25.595
402	06	00	00	Productos químicos y derivados	85.494	0	0	0	0	0	85.494
402	06	01	00	Sustancias químicas y de uso industrial	3.251	0	0	0	0	0	3.251
402	06	03	00	Tintas, pinturas y colorantes	24.434	0	0	0	0	0	24.434
402	06	04	00	Productos farmacéuticos y medicamentos	11.361	0	0	0	0	0	11.361
402	06	06	00	Combustibles y lubricantes	809	0	0	0	0	0	809
402	06	07	00	Productos diversos derivados del petróleo y del carbón	4.115	0	0	0	0	0	4.115
402	06	08	00	Productos plásticos	41.524	0	0	0	0	0	41.524
402	07	00	00	Productos minerales no metálicos	2.224	0	0	0	0	0	2.224
402	07	02	00	Vidrios y productos de vidrio	375	0	0	0	0	0	375
402	07	04	00	Cemento, cal y yeso	1.849	0	0	0	0	0	1.849
402	08	00	00	Productos metálicos	27.968	0	0	0	0	0	27.968
402	08	01	00	Productos primarios de hierro y acero	3.376	0	0	0	0	0	3.376

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	21.218	0	0	0	0	0	21.218
402	08	99	00	Otros productos metálicos	3.374	0	0	0	0	0	3.374
402	09	00	00	Productos de madera	1.850	0	0	0	0	0	1.850
402	09	01	00	Productos primarios de madera	1.850	0	0	0	0	0	1.850
402	10	00	00	Productos varios y útiles diversos	1.312.576	0	0	0	0	0	1.312.576
402	10	01	00	Artículos de deporte, recreación y juguetes	2.245	0	0	0	0	0	2.245
402	10	02	00	Materiales y útiles de limpieza y aseo	30.400	0	0	0	0	0	30.400
402	10	03	00	Utensilios de cocina y comedor	1.373	0	0	0	0	0	1.373
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	12.754	0	0	0	0	0	12.754
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	144.900	0	0	0	0	0	144.900
402	10	07	00	Productos de seguridad en el trabajo	3.223	0	0	0	0	0	3.223
402	10	08	00	Materiales para equipos de computación	1.103.580	0	0	0	0	0	1.103.580
402	10	11	00	Materiales eléctricos	9.327	0	0	0	0	0	9.327
402	10	12	00	Materiales para instalaciones sanitarias	3.071	0	0	0	0	0	3.071
402	10	99	00	Otros productos y útiles diversos	1.703	0	0	0	0	0	1.703
402	99	00	00	Otros materiales y suministros	3.603	0	0	0	0	0	3.603
402	99	01	00	Otros materiales y suministros	3.603	0	0	0	0	0	3.603
403	**00**	**00**	**00**	**Servicios no personales**	**2.709.638**	**0**	**0**	**0**	**0**	**0**	**2.709.638**
403	07	00	00	Servicios de información, impresión y relaciones públicas	203.396	0	0	0	0	0	203.396
403	07	01	00	Publicidad y propaganda	9.421	0	0	0	0	0	9.421
403	07	02	00	Imprenta y reproducción	63.173	0	0	0	0	0	63.173
403	07	03	00	Relaciones sociales	130.802	0	0	0	0	0	130.802
403	09	00	00	Viáticos y pasajes	1.154.181	0	0	0	0	0	1.154.181
403	09	01	00	Viáticos y pasajes dentro del país	1.154.181	0	0	0	0	0	1.154.181
403	10	00	00	Servicios profesionales y técnicos	126.127	0	0	0	0	0	126.127
403	10	07	00	Servicios de capacitación y adiestramiento	126.127	0	0	0	0	0	126.127

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	399.189	0	0	0	0	0	399.189
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	79.836	0	0	0	0	0	79.836
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	319.353	0	0	0	0	0	319.353
403	12	00	00	Conservación y reparaciones menores de obras	159.670	0	0	0	0	0	159.670
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	159.670	0	0	0	0	0	159.670
403	18	00	00	Impuestos indirectos	667.075	0	0	0	0	0	667.075
403	18	01	00	Impuesto al valor agregado	667.075	0	0	0	0	0	667.075
404	**00**	**00**	**00**	**Activos reales**	**874.401**	**0**	**0**	**0**	**0**	**0**	**874.401**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	76.763	0	0	0	0	0	76.763
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	4.288	0	0	0	0	0	4.288
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	58.858	0	0	0	0	0	58.858
404	03	05	00	Maquinaria y equipos industriales y de taller	13.617	0	0	0	0	0	13.617
404	05	00	00	Equipos de comunicaciones y de señalamiento	27.200	0	0	0	0	0	27.200
404	05	01	00	Equipos de telecomunicaciones	27.200	0	0	0	0	0	27.200
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	38.465	0	0	0	0	0	38.465
404	07	02	00	Equipos de enseñanza, deporte y recreación	37.414	0	0	0	0	0	37.414
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	1.051	0	0	0	0	0	1.051
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	729.702	0	0	0	0	0	729.702
404	09	01	00	Mobiliario y equipos de oficina	420.975	0	0	0	0	0	420.975
404	09	02	00	Equipos de computación	182.647	0	0	0	0	0	182.647
404	09	03	00	Mobiliario y equipos de alojamiento	122.767	0	0	0	0	0	122.767
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.313	0	0	0	0	0	3.313
404	99	00	00	Otros activos reales	2.271	0	0	0	0	0	2.271
404	99	01	00	Otros activos reales	2.271	0	0	0	0	0	2.271
				Totales	**58.180.834**	**0**	**0**	**0**	**0**	**0**	**58.180.834**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130128001 ATENCIÓN A LOS TRABAJADORES EN SITUACIÓN DE DESEMPLEO; NO DEPENDIENTES; SINDICATOS Y CONSEJOS DE TRABAJADORES PARA DETECTAR LOS SABERES Y NECESIDADES DE FORMACIÓN Y ENLAZARLOS CON OPORTUNIDADES DE EDUCACIÓN Y TRABAJO EN LOS PLANES Y PROGRAMAS ESTRATÉGICOS DENTRO DEL PLAN DE DESARROLLO DE LA NACIÓN.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 132.000

RESPONSABLE/EJECUTOR: AGENCIAS DE EMPLEO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**33.880.923**	**0**	**0**	**0**	**0**	**0**	**33.880.923**
401	01	00	00	Sueldos, salarios y otras retribuciones	7.230.504	0	0	0	0	0	7.230.504
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.790.936	0	0	0	0	0	5.790.936
401	01	18	00	Remuneraciones al personal contratado	1.439.568	0	0	0	0	0	1.439.568
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	681.964	0	0	0	0	0	681.964
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	681.964	0	0	0	0	0	681.964
401	03	00	00	Primas	4.375.780	0	0	0	0	0	4.375.780
401	03	08	00	Primas de profesionalización a empleados	619.683	0	0	0	0	0	619.683
401	03	09	00	Primas por antigüedad a empleados	357.504	0	0	0	0	0	357.504
401	03	40	00	Primas de profesionalización al personal contratado	153.808	0	0	0	0	0	153.808
401	03	41	00	Primas por antigüedad al personal contratado	91.299	0	0	0	0	0	91.299
401	03	97	00	Otras primas a empleados	3.153.486	0	0	0	0	0	3.153.486
401	04	00	00	Complementos de sueldos y salarios	8.486.703	0	0	0	0	0	8.486.703
401	04	08	00	Bono compensatorio de alimentación a empleados	4.257.540	0	0	0	0	0	4.257.540
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.137.960	0	0	0	0	0	1.137.960
401	04	96	00	Otros complementos a empleados	1.785.626	0	0	0	0	0	1.785.626
401	04	98	00	Otros complementos al personal contratado	1.305.577	0	0	0	0	0	1.305.577
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	6.994.999	0	0	0	0	0	6.994.999
401	05	01	00	Aguinaldos a empleados	3.843.084	0	0	0	0	0	3.843.084
401	05	03	00	Bono vacacional a empleados	1.796.765	0	0	0	0	0	1.796.765
401	05	07	00	Aguinaldos al personal contratado	923.420	0	0	0	0	0	923.420

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130128001 ATENCIÓN A LOS TRABAJADORES EN SITUACIÓN DE DESEMPLEO; NO DEPENDIENTES; SINDICATOS Y CONSEJOS DE TRABAJADORES PARA DETECTAR LOS SABERES Y NECESIDADES DE FORMACIÓN Y ENLAZARLOS CON OPORTUNIDADES DE EDUCACIÓN Y TRABAJO EN LOS PLANES Y PROGRAMAS ESTRATÉGICOS DENTRO DEL PLAN DE DESARROLLO DE LA NACIÓN.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 132.000

RESPONSABLE/EJECUTOR: AGENCIAS DE EMPLEO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	431.730	0	0	0	0	0	431.730
401	06	00	00	Aportes patronales y legales	1.250.565	0	0	0	0	0	1.250.565
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	573.030	0	0	0	0	0	573.030
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	173.734	0	0	0	0	0	173.734
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	108.242	0	0	0	0	0	108.242
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	215.614	0	0	0	0	0	215.614
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	128.138	0	0	0	0	0	128.138
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	51.807	0	0	0	0	0	51.807
401	07	00	00	Asistencia socio-económica	683.562	0	0	0	0	0	683.562
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	522.139	0	0	0	0	0	522.139
401	07	33	00	Asistencia socio-económica al personal contratado	161.423	0	0	0	0	0	161.423
401	08	00	00	Prestaciones sociales e indemnizaciones	4.176.846	0	0	0	0	0	4.176.846
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	3.413.514	0	0	0	0	0	3.413.514
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	763.332	0	0	0	0	0	763.332
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.409.567**	**0**	**0**	**0**	**0**	**0**	**1.409.567**
402	01	00	00	Productos alimenticios y agropecuarios	21.029	0	0	0	0	0	21.029
402	01	01	00	Alimentos y bebidas para personas	21.029	0	0	0	0	0	21.029
402	04	00	00	Productos de cuero y caucho	79.656	0	0	0	0	0	79.656
402	04	03	00	Cauchos y tripas para vehículos	79.656	0	0	0	0	0	79.656
402	05	00	00	Productos de papel, cartón e impresos	568.120	0	0	0	0	0	568.120

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130128001 ATENCIÓN A LOS TRABAJADORES EN SITUACIÓN DE DESEMPLEO; NO DEPENDIENTES; SINDICATOS Y CONSEJOS DE TRABAJADORES PARA DETECTAR LOS SABERES Y NECESIDADES DE FORMACIÓN Y ENLAZARLOS CON OPORTUNIDADES DE EDUCACIÓN Y TRABAJO EN LOS PLANES Y PROGRAMAS ESTRATÉGICOS DENTRO DEL PLAN DE DESARROLLO DE LA NACIÓN.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 132.000

RESPONSABLE/EJECUTOR: AGENCIAS DE EMPLEO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	551.990	0	0	0	0	0	551.990
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	16.130	0	0	0	0	0	16.130
402	06	00	00	Productos químicos y derivados	23.006	0	0	0	0	0	23.006
402	06	08	00	Productos plásticos	23.006	0	0	0	0	0	23.006
402	10	00	00	Productos varios y útiles diversos	717.756	0	0	0	0	0	717.756
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	99.478	0	0	0	0	0	99.478
402	10	08	00	Materiales para equipos de computación	618.278	0	0	0	0	0	618.278
403	**00**	**00**	**00**	**Servicios no personales**	**1.355.096**	**0**	**0**	**0**	**0**	0	**1.355.096**
403	07	00	00	Servicios de información, impresión y relaciones públicas	68.028	0	0	0	0	0	68.028
403	07	02	00	Imprenta y reproducción	35.342	0	0	0	0	0	35.342
403	07	03	00	Relaciones sociales	32.686	0	0	0	0	0	32.686
403	09	00	00	Viáticos y pasajes	428.133	0	0	0	0	0	428.133
403	09	01	00	Viáticos y pasajes dentro del país	428.133	0	0	0	0	0	428.133
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	399.189	0	0	0	0	0	399.189
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	79.836	0	0	0	0	0	79.836
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	319.353	0	0	0	0	0	319.353
403	12	00	00	Conservación y reparaciones menores de obras	159.670	0	0	0	0	0	159.670
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	159.670	0	0	0	0	0	159.670
403	18	00	00	Impuestos indirectos	300.076	0	0	0	0	0	300.076
403	18	01	00	Impuesto al valor agregado	300.076	0	0	0	0	0	300.076

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130128001 ATENCIÓN A LOS TRABAJADORES EN SITUACIÓN DE DESEMPLEO; NO DEPENDIENTES; SINDICATOS Y CONSEJOS DE TRABAJADORES PARA DETECTAR LOS SABERES Y NECESIDADES DE FORMACIÓN Y ENLAZARLOS CON OPORTUNIDADES DE EDUCACIÓN Y TRABAJO EN LOS PLANES Y PROGRAMAS ESTRATÉGICOS DENTRO DEL PLAN DE DESARROLLO DE LA NACIÓN.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 132.000

RESPONSABLE/EJECUTOR: AGENCIAS DE EMPLEO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**36.019**	0	0	0	0	0	**36.019**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.706	0	0	0	0	0	2.706
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.706	0	0	0	0	0	2.706
404	05	00	00	Equipos de comunicaciones y de señalamiento	999	0	0	0	0	0	999
404	05	01	00	Equipos de telecomunicaciones	999	0	0	0	0	0	999
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.153	0	0	0	0	0	3.153
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.102	0	0	0	0	0	2.102
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	1.051	0	0	0	0	0	1.051
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	29.161	0	0	0	0	0	29.161
404	09	01	00	Mobiliario y equipos de oficina	5.298	0	0	0	0	0	5.298
404	09	02	00	Equipos de computación	15.011	0	0	0	0	0	15.011
404	09	03	00	Mobiliario y equipos de alojamiento	8.852	0	0	0	0	0	8.852
				Totales	**36.681.605**	0	0	0	0	0	**36.681.605**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130128002 DISEÑO DEL REGISTRO PARA LA ORIENTACIÓN, CONTROL Y EVALUACIÓN DE LOS PLANES Y PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL Y CONTINUA DE LOS TRABAJADORES.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.565.272**	0	0	0	0	0	**7.565.272**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.609.611	0	0	0	0	0	1.609.611
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	952.689	0	0	0	0	0	952.689
401	01	18	00	Remuneraciones al personal contratado	607.781	0	0	0	0	0	607.781
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	49.141	0	0	0	0	0	49.141
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	163.525	0	0	0	0	0	163.525
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	163.525	0	0	0	0	0	163.525
401	03	00	00	Primas	889.287	0	0	0	0	0	889.287
401	03	08	00	Primas de profesionalización a empleados	125.578	0	0	0	0	0	125.578
401	03	09	00	Primas por antigüedad a empleados	56.142	0	0	0	0	0	56.142
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	12.000	0	0	0	0	0	12.000
401	03	40	00	Primas de profesionalización al personal contratado	44.974	0	0	0	0	0	44.974
401	03	41	00	Primas por antigüedad al personal contratado	28.968	0	0	0	0	0	28.968
401	03	47	00	Primas al personal de alto nivel y de dirección	49.017	0	0	0	0	0	49.017
401	03	95	00	Otras primas al personal de alto nivel y de dirección	42.536	0	0	0	0	0	42.536
401	03	97	00	Otras primas a empleados	530.072	0	0	0	0	0	530.072
401	04	00	00	Complementos de sueldos y salarios	1.980.194	0	0	0	0	0	1.980.194
401	04	08	00	Bono compensatorio de alimentación a empleados	667.080	0	0	0	0	0	667.080
401	04	26	00	Bono compensatorio de alimentación al personal contratado	451.260	0	0	0	0	0	451.260
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	39.240	0	0	0	0	0	39.240
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	34.650	0	0	0	0	0	34.650

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130128002 DISEÑO DEL REGISTRO PARA LA ORIENTACIÓN, CONTROL Y EVALUACIÓN DE LOS PLANES Y PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL Y CONTINUA DE LOS TRABAJADORES.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	96	00	Otros complementos a empleados	273.637	0	0	0	0	0	273.637
401	04	98	00	Otros complementos al personal contratado	514.327	0	0	0	0	0	514.327
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.574.825	0	0	0	0	0	1.574.825
401	05	01	00	Aguinaldos a empleados	659.137	0	0	0	0	0	659.137
401	05	03	00	Bono vacacional a empleados	308.168	0	0	0	0	0	308.168
401	05	07	00	Aguinaldos al personal contratado	356.334	0	0	0	0	0	356.334
401	05	08	00	Bono vacacional al personal contratado	166.598	0	0	0	0	0	166.598
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	57.640	0	0	0	0	0	57.640
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	26.948	0	0	0	0	0	26.948
401	06	00	00	Aportes patronales y legales	270.173	0	0	0	0	0	270.173
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	99.355	0	0	0	0	0	99.355
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	28.581	0	0	0	0	0	28.581
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	18.767	0	0	0	0	0	18.767
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	36.980	0	0	0	0	0	36.980
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	50.693	0	0	0	0	0	50.693
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	19.992	0	0	0	0	0	19.992
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	4.374	0	0	0	0	0	4.374
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.474	0	0	0	0	0	1.474
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	3.234	0	0	0	0	0	3.234
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	6.723	0	0	0	0	0	6.723

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130128002 DISEÑO DEL REGISTRO PARA LA ORIENTACIÓN, CONTROL Y EVALUACIÓN DE LOS PLANES Y PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL Y CONTINUA DE LOS TRABAJADORES.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	151.799	0	0	0	0	0	151.799
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	86.792	0	0	0	0	0	86.792
401	07	33	00	Asistencia socio-económica al personal contratado	65.007	0	0	0	0	0	65.007
401	08	00	00	Prestaciones sociales e indemnizaciones	925.858	0	0	0	0	0	925.858
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	588.187	0	0	0	0	0	588.187
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	292.519	0	0	0	0	0	292.519
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	45.152	0	0	0	0	0	45.152
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**447.721**	**0**	**0**	**0**	**0**	**0**	**447.721**
402	01	00	00	Productos alimenticios y agropecuarios	54.688	0	0	0	0	0	54.688
402	01	01	00	Alimentos y bebidas para personas	54.688	0	0	0	0	0	54.688
402	05	00	00	Productos de papel, cartón e impresos	125.541	0	0	0	0	0	125.541
402	05	01	00	Pulpa de madera, papel y cartón	9.387	0	0	0	0	0	9.387
402	05	02	00	Envases y cajas de papel y cartón	1.467	0	0	0	0	0	1.467
402	05	03	00	Productos de papel y cartón para oficina	114.687	0	0	0	0	0	114.687
402	06	00	00	Productos químicos y derivados	5.107	0	0	0	0	0	5.107
402	06	08	00	Productos plásticos	5.107	0	0	0	0	0	5.107
402	10	00	00	Productos varios y útiles diversos	262.385	0	0	0	0	0	262.385
402	10	02	00	Materiales y útiles de limpieza y aseo	20.320	0	0	0	0	0	20.320
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	17.433	0	0	0	0	0	17.433
402	10	08	00	Materiales para equipos de computación	224.632	0	0	0	0	0	224.632
403	**00**	**00**	**00**	**Servicios no personales**	**520.931**	**0**	**0**	**0**	**0**	**0**	**520.931**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130128002 DISEÑO DEL REGISTRO PARA LA ORIENTACIÓN, CONTROL Y EVALUACIÓN DE LOS PLANES Y PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL Y CONTINUA DE LOS TRABAJADORES.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.407	0	0	0	0	0	42.407
403	07	03	00	Relaciones sociales	42.407	0	0	0	0	0	42.407
403	09	00	00	Viáticos y pasajes	200.530	0	0	0	0	0	200.530
403	09	01	00	Viáticos y pasajes dentro del país	200.530	0	0	0	0	0	200.530
403	10	00	00	Servicios profesionales y técnicos	113.880	0	0	0	0	0	113.880
403	10	07	00	Servicios de capacitación y adiestramiento	113.880	0	0	0	0	0	113.880
403	18	00	00	Impuestos indirectos	164.114	0	0	0	0	0	164.114
403	18	01	00	Impuesto al valor agregado	164.114	0	0	0	0	0	164.114
404	**00**	**00**	**00**	**Activos reales**	**563.076**	**0**	**0**	**0**	**0**	**0**	**563.076**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.867	0	0	0	0	0	10.867
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.867	0	0	0	0	0	10.867
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	552.209	0	0	0	0	0	552.209
404	09	01	00	Mobiliario y equipos de oficina	354.854	0	0	0	0	0	354.854
404	09	02	00	Equipos de computación	90.685	0	0	0	0	0	90.685
404	09	03	00	Mobiliario y equipos de alojamiento	103.357	0	0	0	0	0	103.357
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.313	0	0	0	0	0	3.313
				Totales	**9.097.000**	**0**	**0**	**0**	**0**	**0**	**9.097.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130128003 REGISTRO, ACTUALIZACIÓN Y SEGUIMIENTO DE LOS TRABAJADORES Y TRABAJADORAS EXTRANJEROS Y EXTRANJERAS CALIFICADOS POR PARTE DEL SERVICIO DE MIGRACIONES LABORALES, ASEGURANDO LA TRANSFERENCIA DE SUS CONOCIMIENTOS QUE PERMITAN UN MEJOR DESEMPEÑO EN LA FUERZA LABORAL VENEZOLANA.

UNIDAD DE MEDIDA: AUTORIZACIÓN **META:** 3.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE MIGRACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**1.617.465**	0	0	0	0	0	**1.617.465**
401	01	00	00	Sueldos, salarios y otras retribuciones	333.008	0	0	0	0	0	333.008
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	308.438	0	0	0	0	0	308.438
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	24.570	0	0	0	0	0	24.570
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	36.559	0	0	0	0	0	36.559
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	36.559	0	0	0	0	0	36.559
401	03	00	00	Primas	270.110	0	0	0	0	0	270.110
401	03	08	00	Primas de profesionalización a empleados	41.322	0	0	0	0	0	41.322
401	03	09	00	Primas por antigüedad a empleados	17.252	0	0	0	0	0	17.252
401	03	47	00	Primas al personal de alto nivel y de dirección	26.679	0	0	0	0	0	26.679
401	03	95	00	Otras primas al personal de alto nivel y de dirección	21.289	0	0	0	0	0	21.289
401	03	97	00	Otras primas a empleados	163.568	0	0	0	0	0	163.568
401	04	00	00	Complementos de sueldos y salarios	338.142	0	0	0	0	0	338.142
401	04	08	00	Bono compensatorio de alimentación a empleados	215.820	0	0	0	0	0	215.820
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.620	0	0	0	0	0	19.620
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	17.025	0	0	0	0	0	17.025
401	04	96	00	Otros complementos a empleados	85.677	0	0	0	0	0	85.677
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	339.984	0	0	0	0	0	339.984
401	05	01	00	Aguinaldos a empleados	202.175	0	0	0	0	0	202.175
401	05	03	00	Bono vacacional a empleados	94.523	0	0	0	0	0	94.523
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	29.497	0	0	0	0	0	29.497

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130128003 REGISTRO, ACTUALIZACIÓN Y SEGUIMIENTO DE LOS TRABAJADORES Y TRABAJADORAS EXTRANJEROS Y EXTRANJERAS CALIFICADOS POR PARTE DEL SERVICIO DE MIGRACIONES LABORALES, ASEGURANDO LA TRANSFERENCIA DE SUS CONOCIMIENTOS QUE PERMITAN UN MEJOR DESEMPEÑO EN LA FUERZA LABORAL VENEZOLANA.

UNIDAD DE MEDIDA: AUTORIZACIÓN **META:** 3.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE MIGRACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	13.789	0	0	0	0	0	13.789
401	06	00	00	Aportes patronales y legales	65.046	0	0	0	0	0	65.046
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	30.709	0	0	0	0	0	30.709
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	9.253	0	0	0	0	0	9.253
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	5.800	0	0	0	0	0	5.800
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	11.344	0	0	0	0	0	11.344
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.187	0	0	0	0	0	2.187
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	737	0	0	0	0	0	737
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.655	0	0	0	0	0	1.655
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	3.361	0	0	0	0	0	3.361
401	07	00	00	Asistencia socio-económica	24.579	0	0	0	0	0	24.579
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	24.579	0	0	0	0	0	24.579
401	08	00	00	Prestaciones sociales e indemnizaciones	210.037	0	0	0	0	0	210.037
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	178.531	0	0	0	0	0	178.531
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	31.506	0	0	0	0	0	31.506
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**437.206**	**0**	**0**	**0**	**0**	0	**437.206**
402	01	00	00	Productos alimenticios y agropecuarios	14.633	0	0	0	0	0	14.633
402	01	01	00	Alimentos y bebidas para personas	14.633	0	0	0	0	0	14.633
402	05	00	00	Productos de papel, cartón e impresos	188.614	0	0	0	0	0	188.614
402	05	01	00	Pulpa de madera, papel y cartón	11.457	0	0	0	0	0	11.457

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130128003 REGISTRO, ACTUALIZACIÓN Y SEGUIMIENTO DE LOS TRABAJADORES Y TRABAJADORAS EXTRANJEROS Y EXTRANJERAS CALIFICADOS POR PARTE DEL SERVICIO DE MIGRACIONES LABORALES, ASEGURANDO LA TRANSFERENCIA DE SUS CONOCIMIENTOS QUE PERMITAN UN MEJOR DESEMPEÑO EN LA FUERZA LABORAL VENEZOLANA.

UNIDAD DE MEDIDA: AUTORIZACIÓN **META:** 3.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE MIGRACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	02	00	Envases y cajas de papel y cartón	2.017	0	0	0	0	0	2.017
402	05	03	00	Productos de papel y cartón para oficina	168.304	0	0	0	0	0	168.304
402	05	04	00	Libros, revistas y periódicos	900	0	0	0	0	0	900
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.936	0	0	0	0	0	5.936
402	06	00	00	Productos químicos y derivados	13.637	0	0	0	0	0	13.637
402	06	04	00	Productos farmacéuticos y medicamentos	226	0	0	0	0	0	226
402	06	08	00	Productos plásticos	13.411	0	0	0	0	0	13.411
402	07	00	00	Productos minerales no metálicos	375	0	0	0	0	0	375
402	07	02	00	Vidrios y productos de vidrio	375	0	0	0	0	0	375
402	10	00	00	Productos varios y útiles diversos	219.947	0	0	0	0	0	219.947
402	10	02	00	Materiales y útiles de limpieza y aseo	4.486	0	0	0	0	0	4.486
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	18.909	0	0	0	0	0	18.909
402	10	08	00	Materiales para equipos de computación	196.552	0	0	0	0	0	196.552
403	**00**	**00**	**00**	**Servicios no personales**	**676.507**	0	0	0	0	0	**676.507**
403	07	00	00	Servicios de información, impresión y relaciones públicas	61.874	0	0	0	0	0	61.874
403	07	01	00	Publicidad y propaganda	9.421	0	0	0	0	0	9.421
403	07	02	00	Imprenta y reproducción	15.310	0	0	0	0	0	15.310
403	07	03	00	Relaciones sociales	37.143	0	0	0	0	0	37.143
403	09	00	00	Viáticos y pasajes	460.874	0	0	0	0	0	460.874
403	09	01	00	Viáticos y pasajes dentro del país	460.874	0	0	0	0	0	460.874
403	10	00	00	Servicios profesionales y técnicos	12.247	0	0	0	0	0	12.247

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 130128003 REGISTRO, ACTUALIZACIÓN Y SEGUIMIENTO DE LOS TRABAJADORES Y TRABAJADORAS EXTRANJEROS Y EXTRANJERAS CALIFICADOS POR PARTE DEL SERVICIO DE MIGRACIONES LABORALES, ASEGURANDO LA TRANSFERENCIA DE SUS CONOCIMIENTOS QUE PERMITAN UN MEJOR DESEMPEÑO EN LA FUERZA LABORAL VENEZOLANA.

UNIDAD DE MEDIDA: AUTORIZACIÓN **META:** 3.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE MIGRACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	12.247	0	0	0	0	0	12.247
403	18	00	00	Impuestos indirectos	141.512	0	0	0	0	0	141.512
403	18	01	00	Impuesto al valor agregado	141.512	0	0	0	0	0	141.512
404	**00**	**00**	**00**	**Activos reales**	**207.078**	**0**	**0**	**0**	**0**	**0**	**207.078**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	51.169	0	0	0	0	0	51.169
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	4.288	0	0	0	0	0	4.288
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	46.881	0	0	0	0	0	46.881
404	05	00	00	Equipos de comunicaciones y de señalamiento	26.201	0	0	0	0	0	26.201
404	05	01	00	Equipos de telecomunicaciones	26.201	0	0	0	0	0	26.201
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	16.975	0	0	0	0	0	16.975
404	07	02	00	Equipos de enseñanza, deporte y recreación	16.975	0	0	0	0	0	16.975
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	112.733	0	0	0	0	0	112.733
404	09	01	00	Mobiliario y equipos de oficina	39.222	0	0	0	0	0	39.222
404	09	02	00	Equipos de computación	71.549	0	0	0	0	0	71.549
404	09	03	00	Mobiliario y equipos de alojamiento	1.962	0	0	0	0	0	1.962
				Totales	**2.938.256**	**0**	**0**	**0**	**0**	**0**	**2.938.256**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130128004 ATENCIÓN E INCORPORACIÓN DE PERSONAS CON DISCAPACIDAD EN LOS PLANES Y PROGRAMAS DE FORMACIÓN SOCIO PRODUCTIVA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 2.200

RESPONSABLE/EJECUTOR: DIVISIÓN DE REHABILITACIÓN OCUPACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.891.162**	0	0	0	0	0	**8.891.162**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.986.976	0	0	0	0	0	1.986.976
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.005.720	0	0	0	0	0	1.005.720
401	01	18	00	Remuneraciones al personal contratado	956.686	0	0	0	0	0	956.686
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	24.570	0	0	0	0	0	24.570
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	94.026	0	0	0	0	0	94.026
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	94.026	0	0	0	0	0	94.026
401	03	00	00	Primas	874.363	0	0	0	0	0	874.363
401	03	08	00	Primas de profesionalización a empleados	131.200	0	0	0	0	0	131.200
401	03	09	00	Primas por antigüedad a empleados	36.279	0	0	0	0	0	36.279
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	24.000	0	0	0	0	0	24.000
401	03	40	00	Primas de profesionalización al personal contratado	69.334	0	0	0	0	0	69.334
401	03	41	00	Primas por antigüedad al personal contratado	61.292	0	0	0	0	0	61.292
401	03	47	00	Primas al personal de alto nivel y de dirección	23.978	0	0	0	0	0	23.978
401	03	95	00	Otras primas al personal de alto nivel y de dirección	18.336	0	0	0	0	0	18.336
401	03	97	00	Otras primas a empleados	509.944	0	0	0	0	0	509.944
401	04	00	00	Complementos de sueldos y salarios	2.578.896	0	0	0	0	0	2.578.896
401	04	08	00	Bono compensatorio de alimentación a empleados	706.320	0	0	0	0	0	706.320
401	04	26	00	Bono compensatorio de alimentación al personal contratado	745.560	0	0	0	0	0	745.560
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.620	0	0	0	0	0	19.620
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	17.025	0	0	0	0	0	17.025

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130128004 ATENCIÓN E INCORPORACIÓN DE PERSONAS CON DISCAPACIDAD EN LOS PLANES Y PROGRAMAS DE FORMACIÓN SOCIO PRODUCTIVA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 2.200

RESPONSABLE/EJECUTOR: DIVISIÓN DE REHABILITACIÓN OCUPACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	96	00	Otros complementos a empleados	297.367	0	0	0	0	0	297.367
401	04	98	00	Otros complementos al personal contratado	793.004	0	0	0	0	0	793.004
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.828.634	0	0	0	0	0	1.828.634
401	05	01	00	Aguinaldos a empleados	648.501	0	0	0	0	0	648.501
401	05	03	00	Bono vacacional a empleados	303.195	0	0	0	0	0	303.195
401	05	07	00	Aguinaldos al personal contratado	570.081	0	0	0	0	0	570.081
401	05	08	00	Bono vacacional al personal contratado	266.532	0	0	0	0	0	266.532
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	27.478	0	0	0	0	0	27.478
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	12.847	0	0	0	0	0	12.847
401	06	00	00	Aportes patronales y legales	306.004	0	0	0	0	0	306.004
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	97.888	0	0	0	0	0	97.888
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	30.171	0	0	0	0	0	30.171
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	18.489	0	0	0	0	0	18.489
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	36.384	0	0	0	0	0	36.384
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	83.259	0	0	0	0	0	83.259
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	31.984	0	0	0	0	0	31.984
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.187	0	0	0	0	0	2.187
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	737	0	0	0	0	0	737
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.543	0	0	0	0	0	1.543
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	3.362	0	0	0	0	0	3.362

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130128004 ATENCIÓN E INCORPORACIÓN DE PERSONAS CON DISCAPACIDAD EN LOS PLANES Y PROGRAMAS DE FORMACIÓN SOCIO PRODUCTIVA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 2.200

RESPONSABLE/EJECUTOR: DIVISIÓN DE REHABILITACIÓN OCUPACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	189.268	0	0	0	0	0	189.268
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	60.555	0	0	0	0	0	60.555
401	07	33	00	Asistencia socio-económica al personal contratado	128.713	0	0	0	0	0	128.713
401	08	00	00	Prestaciones sociales e indemnizaciones	1.032.995	0	0	0	0	0	1.032.995
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	536.025	0	0	0	0	0	536.025
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	476.097	0	0	0	0	0	476.097
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	20.873	0	0	0	0	0	20.873
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**347.479**	**0**	**0**	**0**	**0**	**0**	**347.479**
402	01	00	00	Productos alimenticios y agropecuarios	30.052	0	0	0	0	0	30.052
402	01	01	00	Alimentos y bebidas para personas	30.052	0	0	0	0	0	30.052
402	02	00	00	Productos de minas, canteras y yacimientos	3.930	0	0	0	0	0	3.930
402	02	05	00	Piedra, arcilla, arena y tierra	3.930	0	0	0	0	0	3.930
402	03	00	00	Textiles y vestuarios	20.873	0	0	0	0	0	20.873
402	03	01	00	Textiles	14.212	0	0	0	0	0	14.212
402	03	02	00	Prendas de vestir	6.661	0	0	0	0	0	6.661
402	05	00	00	Productos de papel, cartón e impresos	101.122	0	0	0	0	0	101.122
402	05	01	00	Pulpa de madera, papel y cartón	6.881	0	0	0	0	0	6.881
402	05	03	00	Productos de papel y cartón para oficina	90.712	0	0	0	0	0	90.712
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.529	0	0	0	0	0	3.529
402	06	00	00	Productos químicos y derivados	43.744	0	0	0	0	0	43.744
402	06	01	00	Sustancias químicas y de uso industrial	3.251	0	0	0	0	0	3.251

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130128004 ATENCIÓN E INCORPORACIÓN DE PERSONAS CON DISCAPACIDAD EN LOS PLANES Y PROGRAMAS DE FORMACIÓN SOCIO PRODUCTIVA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 2.200

RESPONSABLE/EJECUTOR: DIVISIÓN DE REHABILITACIÓN OCUPACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	24.434	0	0	0	0	0	24.434
402	06	04	00	Productos farmacéuticos y medicamentos	11.135	0	0	0	0	0	11.135
402	06	06	00	Combustibles y lubricantes	809	0	0	0	0	0	809
402	06	07	00	Productos diversos derivados del petróleo y del carbón	4.115	0	0	0	0	0	4.115
402	07	00	00	Productos minerales no metálicos	1.849	0	0	0	0	0	1.849
402	07	04	00	Cemento, cal y yeso	1.849	0	0	0	0	0	1.849
402	08	00	00	Productos metálicos	27.968	0	0	0	0	0	27.968
402	08	01	00	Productos primarios de hierro y acero	3.376	0	0	0	0	0	3.376
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	21.218	0	0	0	0	0	21.218
402	08	99	00	Otros productos metálicos	3.374	0	0	0	0	0	3.374
402	09	00	00	Productos de madera	1.850	0	0	0	0	0	1.850
402	09	01	00	Productos primarios de madera	1.850	0	0	0	0	0	1.850
402	10	00	00	Productos varios y útiles diversos	112.488	0	0	0	0	0	112.488
402	10	01	00	Artículos de deporte, recreación y juguetes	2.245	0	0	0	0	0	2.245
402	10	02	00	Materiales y útiles de limpieza y aseo	5.594	0	0	0	0	0	5.594
402	10	03	00	Utensilios de cocina y comedor	1.373	0	0	0	0	0	1.373
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	12.754	0	0	0	0	0	12.754
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	9.080	0	0	0	0	0	9.080
402	10	07	00	Productos de seguridad en el trabajo	3.223	0	0	0	0	0	3.223
402	10	08	00	Materiales para equipos de computación	64.118	0	0	0	0	0	64.118
402	10	11	00	Materiales eléctricos	9.327	0	0	0	0	0	9.327

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130128004 ATENCIÓN E INCORPORACIÓN DE PERSONAS CON DISCAPACIDAD EN LOS PLANES Y PROGRAMAS DE FORMACIÓN SOCIO PRODUCTIVA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 2.200

RESPONSABLE/EJECUTOR: DIVISIÓN DE REHABILITACIÓN OCUPACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	3.071	0	0	0	0	0	3.071
402	10	99	00	Otros productos y útiles diversos	1.703	0	0	0	0	0	1.703
402	99	00	00	Otros materiales y suministros	3.603	0	0	0	0	0	3.603
402	99	01	00	Otros materiales y suministros	3.603	0	0	0	0	0	3.603
403	**00**	**00**	**00**	**Servicios no personales**	**157.104**	**0**	**0**	**0**	**0**	**0**	**157.104**
403	07	00	00	Servicios de información, impresión y relaciones públicas	31.087	0	0	0	0	0	31.087
403	07	02	00	Imprenta y reproducción	12.521	0	0	0	0	0	12.521
403	07	03	00	Relaciones sociales	18.566	0	0	0	0	0	18.566
403	09	00	00	Viáticos y pasajes	64.644	0	0	0	0	0	64.644
403	09	01	00	Viáticos y pasajes dentro del país	64.644	0	0	0	0	0	64.644
403	18	00	00	Impuestos indirectos	61.373	0	0	0	0	0	61.373
403	18	01	00	Impuesto al valor agregado	61.373	0	0	0	0	0	61.373
404	**00**	**00**	**00**	**Activos reales**	**68.228**	**0**	**0**	**0**	**0**	**0**	**68.228**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	22.888	0	0	0	0	0	22.888
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	9.271	0	0	0	0	0	9.271
404	03	05	00	Maquinaria y equipos industriales y de taller	13.617	0	0	0	0	0	13.617
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	7.470	0	0	0	0	0	7.470
404	07	02	00	Equipos de enseñanza, deporte y recreación	7.470	0	0	0	0	0	7.470
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	35.599	0	0	0	0	0	35.599
404	09	01	00	Mobiliario y equipos de oficina	21.601	0	0	0	0	0	21.601
404	09	02	00	Equipos de computación	5.402	0	0	0	0	0	5.402

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119166 130128000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL Y VINCULACIÓN DE LOS TRABAJADORES Y TRABAJADORAS EN SITUACIÓN DE DESEMPLEO, TRABAJADORES NO DEPENDIENTES, ORGANIZACIONES SINDICALES, CONSEJOS DE TRABAJADORES Y OTRAS ORGANIZACIONES DEL PODER POPULAR CON LOS PROGRAMAS DE FORMACIÓN COLECTIVA, INTEGRAL, CONTINUA Y PERMANENTE PARA EL TRABAJO DIGNO Y PRODUCTIVO Y LIBERADOR.

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA DE ARTICULACIÓN PARA LA FORMACIÓN INTEGRAL DE LOS TRABAJADORES Y TRABAJADORAS A PARTIR DEL ENLACE ENTRE LAS INSTITUCIONES DEL SISTEMA EDUCATIVO NACIONAL, LOS SECTORES PRODUCTIVOS Y LAS ORGANIZACIONES SINDICALES Y COMUNITARIAS, A FIN DE MEJORAR LA CAPACIDAD PRODUCTIVA DE LA FUERZA LABORAL DEL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 132.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130128004 ATENCIÓN E INCORPORACIÓN DE PERSONAS CON DISCAPACIDAD EN LOS PLANES Y PROGRAMAS DE FORMACIÓN SOCIO PRODUCTIVA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 2.200

RESPONSABLE/EJECUTOR: DIVISIÓN DE REHABILITACIÓN OCUPACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	8.596	0	0	0	0	0	8.596
404	99	00	00	Otros activos reales	2.271	0	0	0	0	0	2.271
404	99	01	00	Otros activos reales	2.271	0	0	0	0	0	2.271
				Totales	**9.463.973**	**0**	**0**	**0**	**0**	**0**	**9.463.973**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119152 130129000 FORMACIÓN E INVESTIGACIÓN EN MATERIA LABORAL PARA EL MEJORAMIENTO EN LA ATENCIÓN A LA REALIDAD LABORAL VENEZOLANA.

OBJETIVO DEL PROYECTO: FORMAR EN LA TEMÁTICA LABORAL A LOS FUNCIONARIOS DEL MINPPTRASS.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 700 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**483.160**	**0**	**0**	**0**	**0**	**0**	**483.160**
402	05	00	00	Productos de papel, cartón e impresos	121.924	0	0	0	0	0	121.924
402	05	03	00	Productos de papel y cartón para oficina	66.504	0	0	0	0	0	66.504
402	05	05	00	Material de enseñanza	55.420	0	0	0	0	0	55.420
402	10	00	00	Productos varios y útiles diversos	322.675	0	0	0	0	0	322.675
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	77.588	0	0	0	0	0	77.588
402	10	08	00	Materiales para equipos de computación	47.856	0	0	0	0	0	47.856
402	10	99	00	Otros productos y útiles diversos	197.231	0	0	0	0	0	197.231
402	99	00	00	Otros materiales y suministros	38.561	0	0	0	0	0	38.561
402	99	01	00	Otros materiales y suministros	38.561	0	0	0	0	0	38.561
403	**00**	**00**	**00**	**Servicios no personales**	**1.148.574**	**0**	**0**	**0**	**0**	**0**	**1.148.574**
403	07	00	00	Servicios de información, impresión y relaciones públicas	534.761	0	0	0	0	0	534.761
403	07	01	00	Publicidad y propaganda	111.870	0	0	0	0	0	111.870
403	07	02	00	Imprenta y reproducción	349.891	0	0	0	0	0	349.891
403	07	03	00	Relaciones sociales	73.000	0	0	0	0	0	73.000
403	09	00	00	Viáticos y pasajes	336.035	0	0	0	0	0	336.035
403	09	01	00	Viáticos y pasajes dentro del país	336.035	0	0	0	0	0	336.035
403	10	00	00	Servicios profesionales y técnicos	102.948	0	0	0	0	0	102.948
403	10	07	00	Servicios de capacitación y adiestramiento	102.948	0	0	0	0	0	102.948
403	18	00	00	Impuestos indirectos	174.830	0	0	0	0	0	174.830
403	18	01	00	Impuesto al valor agregado	174.830	0	0	0	0	0	174.830
				Totales	**1.631.734**	**0**	**0**	**0**	**0**	**0**	**1.631.734**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119152 130129000 FORMACIÓN E INVESTIGACIÓN EN MATERIA LABORAL PARA EL MEJORAMIENTO EN LA ATENCIÓN A LA REALIDAD LABORAL VENEZOLANA.

OBJETIVO DEL PROYECTO: FORMAR EN LA TEMÁTICA LABORAL A LOS FUNCIONARIOS DEL MINPPTRASS.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 700 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119152 130129000 FORMACIÓN E INVESTIGACIÓN EN MATERIA LABORAL PARA EL MEJORAMIENTO EN LA ATENCIÓN A LA REALIDAD LABORAL VENEZOLANA.

OBJETIVO DEL PROYECTO: FORMAR EN LA TEMÁTICA LABORAL A LOS FUNCIONARIOS DEL MINPPTRASS.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 700 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130129001 DESARROLLO DE ACTIVIDADES PARA LA FORMACIÓN DE LOS FUNCIONARIOS.

UNIDAD DE MEDIDA: TALLER **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**285.929**	**0**	**0**	**0**	**0**	**0**	**285.929**
402	05	00	00	Productos de papel, cartón e impresos	121.924	0	0	0	0	0	121.924
402	05	03	00	Productos de papel y cartón para oficina	66.504	0	0	0	0	0	66.504
402	05	05	00	Material de enseñanza	55.420	0	0	0	0	0	55.420
402	10	00	00	Productos varios y útiles diversos	125.444	0	0	0	0	0	125.444
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	77.588	0	0	0	0	0	77.588
402	10	08	00	Materiales para equipos de computación	47.856	0	0	0	0	0	47.856
402	99	00	00	Otros materiales y suministros	38.561	0	0	0	0	0	38.561
402	99	01	00	Otros materiales y suministros	38.561	0	0	0	0	0	38.561
403	**00**	**00**	**00**	**Servicios no personales**	**857.845**	**0**	**0**	**0**	**0**	**0**	**857.845**
403	07	00	00	Servicios de información, impresión y relaciones públicas	296.740	0	0	0	0	0	296.740
403	07	01	00	Publicidad y propaganda	111.870	0	0	0	0	0	111.870
403	07	02	00	Imprenta y reproducción	111.870	0	0	0	0	0	111.870
403	07	03	00	Relaciones sociales	73.000	0	0	0	0	0	73.000
403	09	00	00	Viáticos y pasajes	335.610	0	0	0	0	0	335.610
403	09	01	00	Viáticos y pasajes dentro del país	335.610	0	0	0	0	0	335.610
403	10	00	00	Servicios profesionales y técnicos	102.948	0	0	0	0	0	102.948
403	10	07	00	Servicios de capacitación y adiestramiento	102.948	0	0	0	0	0	102.948
403	18	00	00	Impuestos indirectos	122.547	0	0	0	0	0	122.547
403	18	01	00	Impuesto al valor agregado	122.547	0	0	0	0	0	122.547
				Totales	**1.143.774**	**0**	**0**	**0**	**0**	**0**	**1.143.774**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119152 130129000 FORMACIÓN E INVESTIGACIÓN EN MATERIA LABORAL PARA EL MEJORAMIENTO EN LA ATENCIÓN A LA REALIDAD LABORAL VENEZOLANA.

OBJETIVO DEL PROYECTO: FORMAR EN LA TEMÁTICA LABORAL A LOS FUNCIONARIOS DEL MINPPTRASS.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 700 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130129002 DESARROLLO DE INVESTIGACIÓN SOBRE LA MATERIA LABORAL

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**197.231**	**0**	**0**	**0**	**0**	**0**	**197.231**
402	10	00	00	Productos varios y útiles diversos	197.231	0	0	0	0	0	197.231
402	10	99	00	Otros productos y útiles diversos	197.231	0	0	0	0	0	197.231
403	**00**	**00**	**00**	**Servicios no personales**	**24.144**	**0**	**0**	**0**	**0**	**0**	**24.144**
403	09	00	00	Viáticos y pasajes	425	0	0	0	0	0	425
403	09	01	00	Viáticos y pasajes dentro del país	425	0	0	0	0	0	425
403	18	00	00	Impuestos indirectos	23.719	0	0	0	0	0	23.719
403	18	01	00	Impuesto al valor agregado	23.719	0	0	0	0	0	23.719
				Totales	**221.375**	**0**	**0**	**0**	**0**	**0**	**221.375**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119152 130129000 FORMACIÓN E INVESTIGACIÓN EN MATERIA LABORAL PARA EL MEJORAMIENTO EN LA ATENCIÓN A LA REALIDAD LABORAL VENEZOLANA.

OBJETIVO DEL PROYECTO: FORMAR EN LA TEMÁTICA LABORAL A LOS FUNCIONARIOS DEL MINPPTRASS.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 700 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130129003 PUBLICACIONES DE MATERIAL SOBRE LA LUCHA DEL MOVIMIENTO OBRERO

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**266.585**	**0**	**0**	**0**	**0**	**0**	**266.585**
403	07	00	00	Servicios de información, impresión y relaciones públicas	238.021	0	0	0	0	0	238.021
403	07	02	00	Imprenta y reproducción	238.021	0	0	0	0	0	238.021
403	18	00	00	Impuestos indirectos	28.564	0	0	0	0	0	28.564
403	18	01	00	Impuesto al valor agregado	28.564	0	0	0	0	0	28.564
				Totales	**266.585**	**0**	**0**	**0**	**0**	**0**	**266.585**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119202 130130000 FORTALECIMIENTO DEL SISTEMA DE SEGUIMIENTO, RECOLECCIÓN, PROCESAMIENTO Y ANÁLISIS DE DATOS ESTADÍSTICOS GENERADO EN EL ÁREA DE TRABAJO Y SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: MEJORAR LOS PROCESOS ESTADÍSTICOS INSTITUCIONALES, A FIN DE INCREMENTAR LA PRODUCCIÓN DE INFORMACIÓN ESTADÍSTICA DE FUERZA LABORAL, GENERANDO UN SISTEMA DE INDICADORES DE OBJETIVOS Y PROCESOS, PARA LOGRAR OPTIMIZAR LA PRESTACIÓN DE SERVICIO Y SUS ACTUACIONES, ASÍ COMO LÍNEAS DE INVESTIGACIÓN DE ESTADÍSTICAS EN MATERIA LABORAL Y DE SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.200.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.396.240**	**0**	**0**	**0**	**0**	**0**	**7.396.240**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.538.272	0	0	0	0	0	1.538.272
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.265.532	0	0	0	0	0	1.265.532
401	01	18	00	Remuneraciones al personal contratado	223.600	0	0	0	0	0	223.600
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	49.140	0	0	0	0	0	49.140
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	206.632	0	0	0	0	0	206.632
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	206.632	0	0	0	0	0	206.632
401	03	00	00	Primas	1.003.588	0	0	0	0	0	1.003.588
401	03	08	00	Primas de profesionalización a empleados	111.078	0	0	0	0	0	111.078
401	03	09	00	Primas por antigüedad a empleados	81.830	0	0	0	0	0	81.830
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	36.000	0	0	0	0	0	36.000
401	03	40	00	Primas de profesionalización al personal contratado	22.533	0	0	0	0	0	22.533
401	03	41	00	Primas por antigüedad al personal contratado	14.154	0	0	0	0	0	14.154
401	03	47	00	Primas al personal de alto nivel y de dirección	49.675	0	0	0	0	0	49.675
401	03	95	00	Otras primas al personal de alto nivel y de dirección	35.689	0	0	0	0	0	35.689
401	03	97	00	Otras primas a empleados	652.629	0	0	0	0	0	652.629
401	04	00	00	Complementos de sueldos y salarios	1.755.463	0	0	0	0	0	1.755.463
401	04	08	00	Bono compensatorio de alimentación a empleados	941.760	0	0	0	0	0	941.760
401	04	26	00	Bono compensatorio de alimentación al personal contratado	176.580	0	0	0	0	0	176.580
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	39.240	0	0	0	0	0	39.240
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	34.050	0	0	0	0	0	34.050
401	04	96	00	Otros complementos a empleados	378.539	0	0	0	0	0	378.539
401	04	98	00	Otros complementos al personal contratado	185.294	0	0	0	0	0	185.294
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.527.110	0	0	0	0	0	1.527.110
401	05	01	00	Aguinaldos a empleados	848.676	0	0	0	0	0	848.676
401	05	03	00	Bono vacacional a empleados	396.784	0	0	0	0	0	396.784
401	05	07	00	Aguinaldos al personal contratado	136.700	0	0	0	0	0	136.700
401	05	08	00	Bono vacacional al personal contratado	63.912	0	0	0	0	0	63.912

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119202 130130000 FORTALECIMIENTO DEL SISTEMA DE SEGUIMIENTO, RECOLECCIÓN, PROCESAMIENTO Y ANÁLISIS DE DATOS ESTADÍSTICOS GENERADO EN EL ÁREA DE TRABAJO Y SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: MEJORAR LOS PROCESOS ESTADÍSTICOS INSTITUCIONALES, A FIN DE INCREMENTAR LA PRODUCCIÓN DE INFORMACIÓN ESTADÍSTICA DE FUERZA LABORAL, GENERANDO UN SISTEMA DE INDICADORES DE OBJETIVOS Y PROCESOS, PARA LOGRAR OPTIMIZAR LA PRESTACIÓN DE SERVICIO Y SUS ACTUACIONES, ASÍ COMO LÍNEAS DE INVESTIGACIÓN DE ESTADÍSTICAS EN MATERIA LABORAL Y DE SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.200.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	55.221	0	0	0	0	0	55.221
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	25.817	0	0	0	0	0	25.817
401	06	00	00	Aportes patronales y legales	284.615	0	0	0	0	0	284.615
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	131.039	0	0	0	0	0	131.039
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	37.967	0	0	0	0	0	37.967
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	24.752	0	0	0	0	0	24.752
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	47.614	0	0	0	0	0	47.614
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	19.903	0	0	0	0	0	19.903
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	7.670	0	0	0	0	0	7.670
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	4.374	0	0	0	0	0	4.374
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.474	0	0	0	0	0	1.474
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	3.098	0	0	0	0	0	3.098
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	6.724	0	0	0	0	0	6.724
401	07	00	00	Asistencia socio-económica	158.640	0	0	0	0	0	158.640
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	130.997	0	0	0	0	0	130.997
401	07	33	00	Asistencia socio-económica al personal contratado	27.643	0	0	0	0	0	27.643
401	08	00	00	Prestaciones sociales e indemnizaciones	921.920	0	0	0	0	0	921.920
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	768.373	0	0	0	0	0	768.373
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	113.605	0	0	0	0	0	113.605
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	39.942	0	0	0	0	0	39.942
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**845.106**	**0**	**0**	**0**	**0**	**0**	**845.106**
402	05	00	00	Productos de papel, cartón e impresos	303.583	0	0	0	0	0	303.583
402	05	01	00	Pulpa de madera, papel y cartón	90.737	0	0	0	0	0	90.737
402	05	02	00	Envases y cajas de papel y cartón	12.320	0	0	0	0	0	12.320
402	05	03	00	Productos de papel y cartón para oficina	198.601	0	0	0	0	0	198.601
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.925	0	0	0	0	0	1.925

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119202 130130000 FORTALECIMIENTO DEL SISTEMA DE SEGUIMIENTO, RECOLECCIÓN, PROCESAMIENTO Y ANÁLISIS DE DATOS ESTADÍSTICOS GENERADO EN EL ÁREA DE TRABAJO Y SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: MEJORAR LOS PROCESOS ESTADÍSTICOS INSTITUCIONALES, A FIN DE INCREMENTAR LA PRODUCCIÓN DE INFORMACIÓN ESTADÍSTICA DE FUERZA LABORAL, GENERANDO UN SISTEMA DE INDICADORES DE OBJETIVOS Y PROCESOS, PARA LOGRAR OPTIMIZAR LA PRESTACIÓN DE SERVICIO Y SUS ACTUACIONES, ASÍ COMO LÍNEAS DE INVESTIGACIÓN DE ESTADÍSTICAS EN MATERIA LABORAL Y DE SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.200.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	26.620	0	0	0	0	0	26.620
402	06	08	00	Productos plásticos	26.620	0	0	0	0	0	26.620
402	10	00	00	Productos varios y útiles diversos	514.903	0	0	0	0	0	514.903
402	10	02	00	Materiales y útiles de limpieza y aseo	27.135	0	0	0	0	0	27.135
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	79.709	0	0	0	0	0	79.709
402	10	08	00	Materiales para equipos de computación	408.059	0	0	0	0	0	408.059
403	**00**	**00**	**00**	**Servicios no personales**	**1.907.157**	**0**	**0**	**0**	**0**	**0**	**1.907.157**
403	09	00	00	Viáticos y pasajes	886.680	0	0	0	0	0	886.680
403	09	01	00	Viáticos y pasajes dentro del país	886.680	0	0	0	0	0	886.680
403	10	00	00	Servicios profesionales y técnicos	554.789	0	0	0	0	0	554.789
403	10	07	00	Servicios de capacitación y adiestramiento	495.632	0	0	0	0	0	495.632
403	10	99	00	Otros servicios profesionales y técnicos	59.157	0	0	0	0	0	59.157
403	18	00	00	Impuestos indirectos	465.688	0	0	0	0	0	465.688
403	18	01	00	Impuesto al valor agregado	465.688	0	0	0	0	0	465.688
404	**00**	**00**	**00**	**Activos reales**	**1.594.148**	**0**	**0**	**0**	**0**	**0**	**1.594.148**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.697	0	0	0	0	0	6.697
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.697	0	0	0	0	0	6.697
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	87.451	0	0	0	0	0	87.451
404	09	01	00	Mobiliario y equipos de oficina	18.385	0	0	0	0	0	18.385
404	09	02	00	Equipos de computación	68.323	0	0	0	0	0	68.323
404	09	03	00	Mobiliario y equipos de alojamiento	743	0	0	0	0	0	743
404	11	00	00	Inmuebles, maquinaria y equipos usados	1.500.000	0	0	0	0	0	1.500.000
404	11	02	00	Adquisición de edificios e instalaciones	1.500.000	0	0	0	0	0	1.500.000
				Totales	**11.742.651**	**0**	**0**	**0**	**0**	**0**	**11.742.651**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119202 130130000 FORTALECIMIENTO DEL SISTEMA DE SEGUIMIENTO, RECOLECCIÓN, PROCESAMIENTO Y ANÁLISIS DE DATOS ESTADÍSTICOS GENERADO EN EL ÁREA DE TRABAJO Y SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: MEJORAR LOS PROCESOS ESTADÍSTICOS INSTITUCIONALES, A FIN DE INCREMENTAR LA PRODUCCIÓN DE INFORMACIÓN ESTADÍSTICA DE FUERZA LABORAL, GENERANDO UN SISTEMA DE INDICADORES DE OBJETIVOS Y PROCESOS, PARA LOGRAR OPTIMIZAR LA PRESTACIÓN DE SERVICIO Y SUS ACTUACIONES, ASÍ COMO LÍNEAS DE INVESTIGACIÓN DE ESTADÍSTICAS EN MATERIA LABORAL Y DE SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.200.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119202 130130000 FORTALECIMIENTO DEL SISTEMA DE SEGUIMIENTO, RECOLECCIÓN, PROCESAMIENTO Y ANÁLISIS DE DATOS ESTADÍSTICOS GENERADO EN EL ÁREA DE TRABAJO Y SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: MEJORAR LOS PROCESOS ESTADÍSTICOS INSTITUCIONALES, A FIN DE INCREMENTAR LA PRODUCCIÓN DE INFORMACIÓN ESTADÍSTICA DE FUERZA LABORAL, GENERANDO UN SISTEMA DE INDICADORES DE OBJETIVOS Y PROCESOS, PARA LOGRAR OPTIMIZAR LA PRESTACIÓN DE SERVICIO Y SUS ACTUACIONES, ASÍ COMO LÍNEAS DE INVESTIGACIÓN DE ESTADÍSTICAS EN MATERIA LABORAL Y DE SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.200.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130130001 ESTABLECIMIENTO, DESARROLLO Y CONSOLIDACIÓN DEL SISTEMA DE ACOPIO Y PROCESAMIENTO DE DATOS DE LOS TRÁMITES ADMINISTRATIVOS PARA EL CONTROL DE GESTIÓN Y GENERACIÓN ESTADÍSTICA LABORALES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.810.763**	**0**	**0**	**0**	**0**	**0**	**4.810.763**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.024.951	0	0	0	0	0	1.024.951
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	776.781	0	0	0	0	0	776.781
401	01	18	00	Remuneraciones al personal contratado	223.600	0	0	0	0	0	223.600
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	24.570	0	0	0	0	0	24.570
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	110.917	0	0	0	0	0	110.917
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	110.917	0	0	0	0	0	110.917
401	03	00	00	Primas	613.367	0	0	0	0	0	613.367
401	03	08	00	Primas de profesionalización a empleados	72.206	0	0	0	0	0	72.206
401	03	09	00	Primas por antigüedad a empleados	48.182	0	0	0	0	0	48.182
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	12.000	0	0	0	0	0	12.000
401	03	40	00	Primas de profesionalización al personal contratado	22.533	0	0	0	0	0	22.533
401	03	41	00	Primas por antigüedad al personal contratado	14.154	0	0	0	0	0	14.154
401	03	47	00	Primas al personal de alto nivel y de dirección	23.977	0	0	0	0	0	23.977
401	03	95	00	Otras primas al personal de alto nivel y de dirección	14.400	0	0	0	0	0	14.400
401	03	97	00	Otras primas a empleados	405.915	0	0	0	0	0	405.915
401	04	00	00	Complementos de sueldos y salarios	1.192.273	0	0	0	0	0	1.192.273
401	04	08	00	Bono compensatorio de alimentación a empleados	568.980	0	0	0	0	0	568.980
401	04	26	00	Bono compensatorio de alimentación al personal contratado	176.580	0	0	0	0	0	176.580
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.620	0	0	0	0	0	19.620
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	17.025	0	0	0	0	0	17.025
401	04	96	00	Otros complementos a empleados	224.774	0	0	0	0	0	224.774
401	04	98	00	Otros complementos al personal contratado	185.294	0	0	0	0	0	185.294

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119202 130130000 FORTALECIMIENTO DEL SISTEMA DE SEGUIMIENTO, RECOLECCIÓN, PROCESAMIENTO Y ANÁLISIS DE DATOS ESTADÍSTICOS GENERADO EN EL ÁREA DE TRABAJO Y SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: MEJORAR LOS PROCESOS ESTADÍSTICOS INSTITUCIONALES, A FIN DE INCREMENTAR LA PRODUCCIÓN DE INFORMACIÓN ESTADÍSTICA DE FUERZA LABORAL, GENERANDO UN SISTEMA DE INDICADORES DE OBJETIVOS Y PROCESOS, PARA LOGRAR OPTIMIZAR LA PRESTACIÓN DE SERVICIO Y SUS ACTUACIONES, ASÍ COMO LÍNEAS DE INVESTIGACIÓN DE ESTADÍSTICAS EN MATERIA LABORAL Y DE SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.200.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130130001 ESTABLECIMIENTO, DESARROLLO Y CONSOLIDACIÓN DEL SISTEMA DE ACOPIO Y PROCESAMIENTO DE DATOS DE LOS TRÁMITES ADMINISTRATIVOS PARA EL CONTROL DE GESTIÓN Y GENERACIÓN ESTADÍSTICA LABORALES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	989.598	0	0	0	0	0	989.598
401	05	01	00	Aguinaldos a empleados	511.552	0	0	0	0	0	511.552
401	05	03	00	Bono vacacional a empleados	239.167	0	0	0	0	0	239.167
401	05	07	00	Aguinaldos al personal contratado	136.700	0	0	0	0	0	136.700
401	05	08	00	Bono vacacional al personal contratado	63.912	0	0	0	0	0	63.912
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	26.076	0	0	0	0	0	26.076
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	12.191	0	0	0	0	0	12.191
401	06	00	00	Aportes patronales y legales	181.266	0	0	0	0	0	181.266
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	79.015	0	0	0	0	0	79.015
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	23.304	0	0	0	0	0	23.304
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	14.925	0	0	0	0	0	14.925
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	28.700	0	0	0	0	0	28.700
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	19.903	0	0	0	0	0	19.903
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	7.670	0	0	0	0	0	7.670
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.187	0	0	0	0	0	2.187
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	737	0	0	0	0	0	737
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.463	0	0	0	0	0	1.463
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	3.362	0	0	0	0	0	3.362
401	07	00	00	Asistencia socio-económica	106.506	0	0	0	0	0	106.506
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	78.863	0	0	0	0	0	78.863
401	07	33	00	Asistencia socio-económica al personal contratado	27.643	0	0	0	0	0	27.643
401	08	00	00	Prestaciones sociales e indemnizaciones	591.885	0	0	0	0	0	591.885

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119202 130130000 FORTALECIMIENTO DEL SISTEMA DE SEGUIMIENTO, RECOLECCIÓN, PROCESAMIENTO Y ANÁLISIS DE DATOS ESTADÍSTICOS GENERADO EN EL ÁREA DE TRABAJO Y SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: MEJORAR LOS PROCESOS ESTADÍSTICOS INSTITUCIONALES, A FIN DE INCREMENTAR LA PRODUCCIÓN DE INFORMACIÓN ESTADÍSTICA DE FUERZA LABORAL, GENERANDO UN SISTEMA DE INDICADORES DE OBJETIVOS Y PROCESOS, PARA LOGRAR OPTIMIZAR LA PRESTACIÓN DE SERVICIO Y SUS ACTUACIONES, ASÍ COMO LÍNEAS DE INVESTIGACIÓN DE ESTADÍSTICAS EN MATERIA LABORAL Y DE SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.200.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130130001 ESTABLECIMIENTO, DESARROLLO Y CONSOLIDACIÓN DEL SISTEMA DE ACOPIO Y PROCESAMIENTO DE DATOS DE LOS TRÁMITES ADMINISTRATIVOS PARA EL CONTROL DE GESTIÓN Y GENERACIÓN ESTADÍSTICA LABORALES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	459.093	0	0	0	0	0	459.093
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	113.605	0	0	0	0	0	113.605
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	19.187	0	0	0	0	0	19.187
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**355.671**	**0**	**0**	**0**	**0**	**0**	**355.671**
402	05	00	00	Productos de papel, cartón e impresos	138.723	0	0	0	0	0	138.723
402	05	01	00	Pulpa de madera, papel y cartón	44.528	0	0	0	0	0	44.528
402	05	02	00	Envases y cajas de papel y cartón	3.374	0	0	0	0	0	3.374
402	05	03	00	Productos de papel y cartón para oficina	90.821	0	0	0	0	0	90.821
402	06	00	00	Productos químicos y derivados	11.132	0	0	0	0	0	11.132
402	06	08	00	Productos plásticos	11.132	0	0	0	0	0	11.132
402	10	00	00	Productos varios y útiles diversos	205.816	0	0	0	0	0	205.816
402	10	02	00	Materiales y útiles de limpieza y aseo	10.275	0	0	0	0	0	10.275
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	32.000	0	0	0	0	0	32.000
402	10	08	00	Materiales para equipos de computación	163.541	0	0	0	0	0	163.541
403	**00**	**00**	**00**	**Servicios no personales**	**264.567**	**0**	**0**	**0**	**0**	**0**	**264.567**
403	10	00	00	Servicios profesionales y técnicos	190.919	0	0	0	0	0	190.919
403	10	07	00	Servicios de capacitación y adiestramiento	131.762	0	0	0	0	0	131.762
403	10	99	00	Otros servicios profesionales y técnicos	59.157	0	0	0	0	0	59.157
403	18	00	00	Impuestos indirectos	73.648	0	0	0	0	0	73.648
403	18	01	00	Impuesto al valor agregado	73.648	0	0	0	0	0	73.648
404	**00**	**00**	**00**	**Activos reales**	**67.140**	**0**	**0**	**0**	**0**	**0**	**67.140**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	67.140	0	0	0	0	0	67.140
404	09	02	00	Equipos de computación	67.140	0	0	0	0	0	67.140

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119202 130130000 FORTALECIMIENTO DEL SISTEMA DE SEGUIMIENTO, RECOLECCIÓN, PROCESAMIENTO Y ANÁLISIS DE DATOS ESTADÍSTICOS GENERADO EN EL ÁREA DE TRABAJO Y SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: MEJORAR LOS PROCESOS ESTADÍSTICOS INSTITUCIONALES, A FIN DE INCREMENTAR LA PRODUCCIÓN DE INFORMACIÓN ESTADÍSTICA DE FUERZA LABORAL, GENERANDO UN SISTEMA DE INDICADORES DE OBJETIVOS Y PROCESOS, PARA LOGRAR OPTIMIZAR LA PRESTACIÓN DE SERVICIO Y SUS ACTUACIONES, ASÍ COMO LÍNEAS DE INVESTIGACIÓN DE ESTADÍSTICAS EN MATERIA LABORAL Y DE SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.200.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130130001 ESTABLECIMIENTO, DESARROLLO Y CONSOLIDACIÓN DEL SISTEMA DE ACOPIO Y PROCESAMIENTO DE DATOS DE LOS TRÁMITES ADMINISTRATIVOS PARA EL CONTROL DE GESTIÓN Y GENERACIÓN ESTADÍSTICA LABORALES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**5.498.141**	**0**	**0**	**0**	**0**	**0**	**5.498.141**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119202 130130000 FORTALECIMIENTO DEL SISTEMA DE SEGUIMIENTO, RECOLECCIÓN, PROCESAMIENTO Y ANÁLISIS DE DATOS ESTADÍSTICOS GENERADO EN EL ÁREA DE TRABAJO Y SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: MEJORAR LOS PROCESOS ESTADÍSTICOS INSTITUCIONALES, A FIN DE INCREMENTAR LA PRODUCCIÓN DE INFORMACIÓN ESTADÍSTICA DE FUERZA LABORAL, GENERANDO UN SISTEMA DE INDICADORES DE OBJETIVOS Y PROCESOS, PARA LOGRAR OPTIMIZAR LA PRESTACIÓN DE SERVICIO Y SUS ACTUACIONES, ASÍ COMO LÍNEAS DE INVESTIGACIÓN DE ESTADÍSTICAS EN MATERIA LABORAL Y DE SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.200.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130130002 DESARROLLO DE LAS LÍNEAS DE INVESTIGACIÓN Y ANÁLISIS DE CONVENCIONES COLECTIVAS Y SINDICATOS.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**218.199**	**0**	**0**	**0**	**0**	**0**	**218.199**
402	05	00	00	Productos de papel, cartón e impresos	70.649	0	0	0	0	0	70.649
402	05	01	00	Pulpa de madera, papel y cartón	16.034	0	0	0	0	0	16.034
402	05	02	00	Envases y cajas de papel y cartón	1.603	0	0	0	0	0	1.603
402	05	03	00	Productos de papel y cartón para oficina	51.087	0	0	0	0	0	51.087
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.925	0	0	0	0	0	1.925
402	06	00	00	Productos químicos y derivados	4.882	0	0	0	0	0	4.882
402	06	08	00	Productos plásticos	4.882	0	0	0	0	0	4.882
402	10	00	00	Productos varios y útiles diversos	142.668	0	0	0	0	0	142.668
402	10	02	00	Materiales y útiles de limpieza y aseo	5.844	0	0	0	0	0	5.844
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	17.784	0	0	0	0	0	17.784
402	10	08	00	Materiales para equipos de computación	119.040	0	0	0	0	0	119.040
403	**00**	**00**	**00**	**Servicios no personales**	**789.206**	**0**	**0**	**0**	**0**	**0**	**789.206**
403	09	00	00	Viáticos y pasajes	678.376	0	0	0	0	0	678.376
403	09	01	00	Viáticos y pasajes dentro del país	678.376	0	0	0	0	0	678.376
403	18	00	00	Impuestos indirectos	110.830	0	0	0	0	0	110.830
403	18	01	00	Impuesto al valor agregado	110.830	0	0	0	0	0	110.830
404	**00**	**00**	**00**	**Activos reales**	**27.008**	**0**	**0**	**0**	**0**	**0**	**27.008**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.697	0	0	0	0	0	6.697
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.697	0	0	0	0	0	6.697
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.311	0	0	0	0	0	20.311
404	09	01	00	Mobiliario y equipos de oficina	18.385	0	0	0	0	0	18.385
404	09	02	00	Equipos de computación	1.183	0	0	0	0	0	1.183

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119202 130130000 FORTALECIMIENTO DEL SISTEMA DE SEGUIMIENTO, RECOLECCIÓN, PROCESAMIENTO Y ANÁLISIS DE DATOS ESTADÍSTICOS GENERADO EN EL ÁREA DE TRABAJO Y SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: MEJORAR LOS PROCESOS ESTADÍSTICOS INSTITUCIONALES, A FIN DE INCREMENTAR LA PRODUCCIÓN DE INFORMACIÓN ESTADÍSTICA DE FUERZA LABORAL, GENERANDO UN SISTEMA DE INDICADORES DE OBJETIVOS Y PROCESOS, PARA LOGRAR OPTIMIZAR LA PRESTACIÓN DE SERVICIO Y SUS ACTUACIONES, ASÍ COMO LÍNEAS DE INVESTIGACIÓN DE ESTADÍSTICAS EN MATERIA LABORAL Y DE SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.200.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130130002 DESARROLLO DE LAS LÍNEAS DE INVESTIGACIÓN Y ANÁLISIS DE CONVENCIONES COLECTIVAS Y SINDICATOS.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	743	0	0	0	0	0	743
				Totales	**1.034.413**	**0**	**0**	**0**	**0**	**0**	**1.034.413**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119202 130130000 FORTALECIMIENTO DEL SISTEMA DE SEGUIMIENTO, RECOLECCIÓN, PROCESAMIENTO Y ANÁLISIS DE DATOS ESTADÍSTICOS GENERADO EN EL ÁREA DE TRABAJO Y SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: MEJORAR LOS PROCESOS ESTADÍSTICOS INSTITUCIONALES, A FIN DE INCREMENTAR LA PRODUCCIÓN DE INFORMACIÓN ESTADÍSTICA DE FUERZA LABORAL, GENERANDO UN SISTEMA DE INDICADORES DE OBJETIVOS Y PROCESOS, PARA LOGRAR OPTIMIZAR LA PRESTACIÓN DE SERVICIO Y SUS ACTUACIONES, ASÍ COMO LÍNEAS DE INVESTIGACIÓN DE ESTADÍSTICAS EN MATERIA LABORAL Y DE SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.200.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130130003 ASISTENCIA A TODAS LAS UNIDADES ADSCRITAS AL MINISTERIO DEL TRABAJO Y SEGURIDAD SOCIAL EN MATERIA DE ESTADÍSTICAS.

UNIDAD DE MEDIDA: TALLER / CURSO **META:** 56

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**171.236**	**0**	**0**	**0**	**0**	**0**	**171.236**
402	05	00	00	Productos de papel, cartón e impresos	53.992	0	0	0	0	0	53.992
402	05	01	00	Pulpa de madera, papel y cartón	14.697	0	0	0	0	0	14.697
402	05	02	00	Envases y cajas de papel y cartón	2.469	0	0	0	0	0	2.469
402	05	03	00	Productos de papel y cartón para oficina	36.826	0	0	0	0	0	36.826
402	06	00	00	Productos químicos y derivados	4.475	0	0	0	0	0	4.475
402	06	08	00	Productos plásticos	4.475	0	0	0	0	0	4.475
402	10	00	00	Productos varios y útiles diversos	112.769	0	0	0	0	0	112.769
402	10	02	00	Materiales y útiles de limpieza y aseo	5.357	0	0	0	0	0	5.357
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.301	0	0	0	0	0	12.301
402	10	08	00	Materiales para equipos de computación	95.111	0	0	0	0	0	95.111
403	**00**	**00**	**00**	**Servicios no personales**	**509.875**	**0**	**0**	**0**	**0**	**0**	**509.875**
403	09	00	00	Viáticos y pasajes	73.029	0	0	0	0	0	73.029
403	09	01	00	Viáticos y pasajes dentro del país	73.029	0	0	0	0	0	73.029
403	10	00	00	Servicios profesionales y técnicos	363.870	0	0	0	0	0	363.870
403	10	07	00	Servicios de capacitación y adiestramiento	363.870	0	0	0	0	0	363.870
403	18	00	00	Impuestos indirectos	72.976	0	0	0	0	0	72.976
403	18	01	00	Impuesto al valor agregado	72.976	0	0	0	0	0	72.976
				Totales	**681.111**	**0**	**0**	**0**	**0**	**0**	**681.111**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119202 130130000 FORTALECIMIENTO DEL SISTEMA DE SEGUIMIENTO, RECOLECCIÓN, PROCESAMIENTO Y ANÁLISIS DE DATOS ESTADÍSTICOS GENERADO EN EL ÁREA DE TRABAJO Y SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: MEJORAR LOS PROCESOS ESTADÍSTICOS INSTITUCIONALES, A FIN DE INCREMENTAR LA PRODUCCIÓN DE INFORMACIÓN ESTADÍSTICA DE FUERZA LABORAL, GENERANDO UN SISTEMA DE INDICADORES DE OBJETIVOS Y PROCESOS, PARA LOGRAR OPTIMIZAR LA PRESTACIÓN DE SERVICIO Y SUS ACTUACIONES, ASÍ COMO LÍNEAS DE INVESTIGACIÓN DE ESTADÍSTICAS EN MATERIA LABORAL Y DE SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.200.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130130004 ESTANDARIZACIÓN DE LA GESTIÓN DE DOCUMENTOS Y ARCHIVOS EN ÁREAS ADMINISTRATIVAS Y OPERATIVAS.

UNIDAD DE MEDIDA: ARCHIVO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.585.477**	**0**	**0**	**0**	**0**	**0**	**2.585.477**
401	01	00	00	Sueldos, salarios y otras retribuciones	513.321	0	0	0	0	0	513.321
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	488.751	0	0	0	0	0	488.751
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	24.570	0	0	0	0	0	24.570
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	95.715	0	0	0	0	0	95.715
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	95.715	0	0	0	0	0	95.715
401	03	00	00	Primas	390.221	0	0	0	0	0	390.221
401	03	08	00	Primas de profesionalización a empleados	38.872	0	0	0	0	0	38.872
401	03	09	00	Primas por antigüedad a empleados	33.648	0	0	0	0	0	33.648
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	24.000	0	0	0	0	0	24.000
401	03	47	00	Primas al personal de alto nivel y de dirección	25.698	0	0	0	0	0	25.698
401	03	95	00	Otras primas al personal de alto nivel y de dirección	21.289	0	0	0	0	0	21.289
401	03	97	00	Otras primas a empleados	246.714	0	0	0	0	0	246.714
401	04	00	00	Complementos de sueldos y salarios	563.190	0	0	0	0	0	563.190
401	04	08	00	Bono compensatorio de alimentación a empleados	372.780	0	0	0	0	0	372.780
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.620	0	0	0	0	0	19.620
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	17.025	0	0	0	0	0	17.025
401	04	96	00	Otros complementos a empleados	153.765	0	0	0	0	0	153.765
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	537.512	0	0	0	0	0	537.512
401	05	01	00	Aguinaldos a empleados	337.124	0	0	0	0	0	337.124
401	05	03	00	Bono vacacional a empleados	157.617	0	0	0	0	0	157.617
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	29.145	0	0	0	0	0	29.145
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	13.626	0	0	0	0	0	13.626

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119202 130130000 FORTALECIMIENTO DEL SISTEMA DE SEGUIMIENTO, RECOLECCIÓN, PROCESAMIENTO Y ANÁLISIS DE DATOS ESTADÍSTICOS GENERADO EN EL ÁREA DE TRABAJO Y SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: MEJORAR LOS PROCESOS ESTADÍSTICOS INSTITUCIONALES, A FIN DE INCREMENTAR LA PRODUCCIÓN DE INFORMACIÓN ESTADÍSTICA DE FUERZA LABORAL, GENERANDO UN SISTEMA DE INDICADORES DE OBJETIVOS Y PROCESOS, PARA LOGRAR OPTIMIZAR LA PRESTACIÓN DE SERVICIO Y SUS ACTUACIONES, ASÍ COMO LÍNEAS DE INVESTIGACIÓN DE ESTADÍSTICAS EN MATERIA LABORAL Y DE SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.200.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130130004 ESTANDARIZACIÓN DE LA GESTIÓN DE DOCUMENTOS Y ARCHIVOS EN ÁREAS ADMINISTRATIVAS Y OPERATIVAS.

UNIDAD DE MEDIDA: ARCHIVO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	103.349	0	0	0	0	0	103.349
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	52.024	0	0	0	0	0	52.024
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	14.663	0	0	0	0	0	14.663
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	9.827	0	0	0	0	0	9.827
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	18.914	0	0	0	0	0	18.914
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.187	0	0	0	0	0	2.187
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	737	0	0	0	0	0	737
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.635	0	0	0	0	0	1.635
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	3.362	0	0	0	0	0	3.362
401	07	00	00	Asistencia socio-económica	52.134	0	0	0	0	0	52.134
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	52.134	0	0	0	0	0	52.134
401	08	00	00	Prestaciones sociales e indemnizaciones	330.035	0	0	0	0	0	330.035
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	309.280	0	0	0	0	0	309.280
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	20.755	0	0	0	0	0	20.755
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
402	05	00	00	Productos de papel, cartón e impresos	40.219	0	0	0	0	0	40.219
402	05	01	00	Pulpa de madera, papel y cartón	15.478	0	0	0	0	0	15.478
402	05	02	00	Envases y cajas de papel y cartón	4.874	0	0	0	0	0	4.874
402	05	03	00	Productos de papel y cartón para oficina	19.867	0	0	0	0	0	19.867
402	06	00	00	Productos químicos y derivados	6.131	0	0	0	0	0	6.131
402	06	08	00	Productos plásticos	6.131	0	0	0	0	0	6.131
402	10	00	00	Productos varios y útiles diversos	53.650	0	0	0	0	0	53.650

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 119202 130130000 FORTALECIMIENTO DEL SISTEMA DE SEGUIMIENTO, RECOLECCIÓN, PROCESAMIENTO Y ANÁLISIS DE DATOS ESTADÍSTICOS GENERADO EN EL ÁREA DE TRABAJO Y SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: MEJORAR LOS PROCESOS ESTADÍSTICOS INSTITUCIONALES, A FIN DE INCREMENTAR LA PRODUCCIÓN DE INFORMACIÓN ESTADÍSTICA DE FUERZA LABORAL, GENERANDO UN SISTEMA DE INDICADORES DE OBJETIVOS Y PROCESOS, PARA LOGRAR OPTIMIZAR LA PRESTACIÓN DE SERVICIO Y SUS ACTUACIONES, ASÍ COMO LÍNEAS DE INVESTIGACIÓN DE ESTADÍSTICAS EN MATERIA LABORAL Y DE SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.200.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA Y CONTROL DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 130130004 ESTANDARIZACIÓN DE LA GESTIÓN DE DOCUMENTOS Y ARCHIVOS EN ÁREAS ADMINISTRATIVAS Y OPERATIVAS.

UNIDAD DE MEDIDA: ARCHIVO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	5.659	0	0	0	0	0	5.659
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	17.624	0	0	0	0	0	17.624
402	10	08	00	Materiales para equipos de computación	30.367	0	0	0	0	0	30.367
403	**00**	**00**	**00**	**Servicios no personales**	**343.509**	**0**	**0**	**0**	**0**	**0**	**343.509**
403	09	00	00	Viáticos y pasajes	135.275	0	0	0	0	0	135.275
403	09	01	00	Viáticos y pasajes dentro del país	135.275	0	0	0	0	0	135.275
403	18	00	00	Impuestos indirectos	208.234	0	0	0	0	0	208.234
403	18	01	00	Impuesto al valor agregado	208.234	0	0	0	0	0	208.234
404	**00**	**00**	**00**	**Activos reales**	**1.500.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000**
404	11	00	00	Inmuebles, maquinaria y equipos usados	1.500.000	0	0	0	0	0	1.500.000
404	11	02	00	Adquisición de edificios e instalaciones	1.500.000	0	0	0	0	0	1.500.000
				Totales	**4.528.986**	**0**	**0**	**0**	**0**	**0**	**4.528.986**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 139999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 22.904.142.306

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y GESTIÓN INTERNA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**18.904.142.306**	**0**	**0**	**4.000.000.000**	**0**	**0**	**22.904.142.306**
407	01	00	00	Transferencias y donaciones corrientes internas	18.904.142.306	0	0	4.000.000.000	0	0	22.904.142.306
407	01	03	00	Transferencias corrientes internas al sector público	18.904.142.306	0	0	4.000.000.000	0	0	22.904.142.306
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	18.904.142.306	0	0	4.000.000.000	0	0	22.904.142.306
				Totales	**18.904.142.306**	**0**	**0**	**4.000.000.000**	**0**	**0**	**22.904.142.306**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 139999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 22.904.142.306

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y GESTIÓN INTERNA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**18.904.142.306**	**0**	**0**	**4.000.000.000**	**0**	**0**	**22.904.142.306**
407	01	00	00	Transferencias y donaciones corrientes internas	18.904.142.306	0	0	4.000.000.000	0	0	22.904.142.306
407	01	03	00	Transferencias corrientes internas al sector público	18.904.142.306	0	0	4.000.000.000	0	0	22.904.142.306
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	18.904.142.306	0	0	4.000.000.000	0	0	22.904.142.306
				- A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)	116.459.773	0	0	0	0	0	116.459.773
				- A0055 Instituto Venezolano de los Seguros Sociales (IVSS)	18.520.798.775	0	0	4.000.000.000	0	0	22.520.798.775
				- A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)	263.249.260	0	0	0	0	0	263.249.260
				- A0250 Tesorería de Seguridad Social	3.634.498	0	0	0	0	0	3.634.498
				Totales	**18.904.142.306**	**0**	**0**	**4.000.000.000**	**0**	**0**	**22.904.142.306**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 139999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 22.904.142.306

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y GESTIÓN INTERNA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 139999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE CAPACITACIÓN Y RECREACIÓN DE LOS TRABAJADORES (INCRET)

UNIDAD DE MEDIDA: BOLÍVAR

META: 116.459.773

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE CAPACITACIÓN Y RECREACIÓN DE LOS TRABAJADORES (INCRET)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**116.459.773**	**0**	**0**	**0**	**0**	**0**	**116.459.773**
407	01	00	00	Transferencias y donaciones corrientes internas	116.459.773	0	0	0	0	0	116.459.773
407	01	03	00	Transferencias corrientes internas al sector público	116.459.773	0	0	0	0	0	116.459.773
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	116.459.773	0	0	0	0	0	116.459.773
				Totales	**116.459.773**	**0**	**0**	**0**	**0**	**0**	**116.459.773**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 139999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 22.904.142.306

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y GESTIÓN INTERNA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 139999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO VENEZOLANO DE LOS SEGUROS SOCIALES (IVSS)

UNIDAD DE MEDIDA: BOLÍVAR

META: 22.520.798.775

RESPONSABLE/EJECUTOR: INSTITUTO VENEZOLANO DE LOS SEGUROS SOCIALES (IVSS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**18.520.798.775**	**0**	**0**	**4.000.000.000**	**0**	**0**	**22.520.798.775**
407	01	00	00	Transferencias y donaciones corrientes internas	18.520.798.775	0	0	4.000.000.000	0	0	22.520.798.775
407	01	03	00	Transferencias corrientes internas al sector público	18.520.798.775	0	0	4.000.000.000	0	0	22.520.798.775
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	18.520.798.775	0	0	4.000.000.000	0	0	22.520.798.775
				Totales	**18.520.798.775**	**0**	**0**	**4.000.000.000**	**0**	**0**	**22.520.798.775**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 139999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 22.904.142.306

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y GESTIÓN INTERNA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 139999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE PREVENCIÓN, SALUD Y SEGURIDAD LABORALES (INPSASEL)

UNIDAD DE MEDIDA: BOLÍVAR

META: 263.249.260

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE PREVENCION, SALUD Y SEGURIDAD LABORALES (INPSASEL)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**263.249.260**	**0**	**0**	**0**	**0**	**0**	**263.249.260**
407	01	00	00	Transferencias y donaciones corrientes internas	263.249.260	0	0	0	0	0	263.249.260
407	01	03	00	Transferencias corrientes internas al sector público	263.249.260	0	0	0	0	0	263.249.260
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	263.249.260	0	0	0	0	0	263.249.260
				Totales	**263.249.260**	**0**	**0**	**0**	**0**	**0**	**263.249.260**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 139999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 22.904.142.306

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y GESTIÓN INTERNA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 139999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE TESORERÍA DE SEGURIDAD SOCIAL (TSS)

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.634.498

RESPONSABLE/EJECUTOR: TESORERIA DE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	00	00	00	**Transferencias y donaciones**	**3.634.498**	0	0	0	0	0	**3.634.498**
407	01	00	00	Transferencias y donaciones corrientes internas	3.634.498	0	0	0	0	0	3.634.498
407	01	03	00	Transferencias corrientes internas al sector público	3.634.498	0	0	0	0	0	3.634.498
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	3.634.498	0	0	0	0	0	3.634.498
				Totales	**3.634.498**	0	0	0	0	0	**3.634.498**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**396.417.080**	**0**	**0**	**0**	**0**	**0**	**396.417.080**
401	01	00	00	Sueldos, salarios y otras retribuciones	43.115.047	0	0	0	0	0	43.115.047
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	8.680.978	0	0	0	0	0	8.680.978
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	28.672.494	0	0	0	0	0	28.672.494
401	01	12	00	Salarios a obreros en puestos no permanentes	100.000	0	0	0	0	0	100.000
401	01	18	00	Remuneraciones al personal contratado	4.730.522	0	0	0	0	0	4.730.522
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	217.340	0	0	0	0	0	217.340
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	688.472	0	0	0	0	0	688.472
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	36.899.043	0	0	0	0	0	36.899.043
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	20.600.243	0	0	0	0	0	20.600.243
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	16.298.800	0	0	0	0	0	16.298.800
401	03	00	00	Primas	26.505.432	0	0	0	0	0	26.505.432
401	03	02	00	Primas de transporte a empleados	500.000	0	0	0	0	0	500.000
401	03	04	00	Primas por hijos a empleados	20.550	0	0	0	0	0	20.550
401	03	06	00	Primas por residencia a empleados	18.000	0	0	0	0	0	18.000
401	03	08	00	Primas de profesionalización a empleados	937.015	0	0	0	0	0	937.015
401	03	09	00	Primas por antigüedad a empleados	581.257	0	0	0	0	0	581.257
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	315.600	0	0	0	0	0	315.600
401	03	19	00	Primas por hijos de obreros	169	0	0	0	0	0	169
401	03	21	00	Primas por antigüedad a obreros	1.975.896	0	0	0	0	0	1.975.896
401	03	22	00	Primas de profesionalización a obreros	138.038	0	0	0	0	0	138.038
401	03	37	00	Primas de transporte al personal contratado	30.000	0	0	0	0	0	30.000
401	03	40	00	Primas de profesionalización al personal contratado	423.993	0	0	0	0	0	423.993
401	03	41	00	Primas por antigüedad al personal contratado	184.995	0	0	0	0	0	184.995
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	27.153	0	0	0	0	0	27.153
401	03	47	00	Primas al personal de alto nivel y de dirección	644.743	0	0	0	0	0	644.743
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	24.194	0	0	0	0	0	24.194
401	03	95	00	Otras primas al personal de alto nivel y de dirección	553.741	0	0	0	0	0	553.741
401	03	97	00	Otras primas a empleados	5.092.415	0	0	0	0	0	5.092.415
401	03	98	00	Otras primas a obreros	15.037.673	0	0	0	0	0	15.037.673

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	00	00	Complementos de sueldos y salarios	58.694.338	0	0	0	0	0	58.694.338
401	04	08	00	Bono compensatorio de alimentación a empleados	6.258.784	0	0	0	0	0	6.258.784
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.105.000	0	0	0	0	0	1.105.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.470.000	0	0	0	0	0	2.470.000
401	04	16	00	Complemento a obreros por gastos de alimentación	20.243	0	0	0	0	0	20.243
401	04	17	00	Complemento a obreros por gastos de transporte	1.359.010	0	0	0	0	0	1.359.010
401	04	18	00	Bono compensatorio de alimentación a obreros	22.033.260	0	0	0	0	0	22.033.260
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.492.360	0	0	0	0	0	3.492.360
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	19.620	0	0	0	0	0	19.620
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	529.740	0	0	0	0	0	529.740
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	19.011	0	0	0	0	0	19.011
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	472.642	0	0	0	0	0	472.642
401	04	96	00	Otros complementos a empleados	2.699.584	0	0	0	0	0	2.699.584
401	04	97	00	Otros complementos a obreros	7.980.937	0	0	0	0	0	7.980.937
401	04	98	00	Otros complementos al personal contratado	10.234.147	0	0	0	0	0	10.234.147
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	42.217.872	0	0	0	0	0	42.217.872
401	05	01	00	Aguinaldos a empleados	6.278.523	0	0	0	0	0	6.278.523
401	05	03	00	Bono vacacional a empleados	2.935.416	0	0	0	0	0	2.935.416
401	05	04	00	Aguinaldos a obreros	18.975.521	0	0	0	0	0	18.975.521
401	05	06	00	Bono vacacional a obreros	8.871.683	0	0	0	0	0	8.871.683
401	05	07	00	Aguinaldos al personal contratado	2.709.320	0	0	0	0	0	2.709.320
401	05	08	00	Bono vacacional al personal contratado	1.266.695	0	0	0	0	0	1.266.695
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	31.580	0	0	0	0	0	31.580
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.765	0	0	0	0	0	14.765
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	772.978	0	0	0	0	0	772.978
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	361.391	0	0	0	0	0	361.391
401	06	00	00	Aportes patronales y legales	8.046.210	0	0	0	0	0	8.046.210
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	920.720	0	0	0	0	0	920.720
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	260.435	0	0	0	0	0	260.435
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	173.916	0	0	0	0	0	173.916
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	352.250	0	0	0	0	0	352.250

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.088.927	0	0	0	0	0	3.088.927
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	860.188	0	0	0	0	0	860.188
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	583.465	0	0	0	0	0	583.465
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.064.600	0	0	0	0	0	1.064.600
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	394.180	0	0	0	0	0	394.180
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	152.004	0	0	0	0	0	152.004
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	2.247	0	0	0	0	0	2.247
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	757	0	0	0	0	0	757
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	1.772	0	0	0	0	0	1.772
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	59.049	0	0	0	0	0	59.049
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	20.652	0	0	0	0	0	20.652
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	43.365	0	0	0	0	0	43.365
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	3.453	0	0	0	0	0	3.453
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	64.230	0	0	0	0	0	64.230
401	07	00	00	Asistencia socio-económica	152.084.014	0	0	0	0	0	152.084.014
401	07	01	00	Capacitación y adiestramiento a empleados	4.540.096	0	0	0	0	0	4.540.096
401	07	02	00	Becas a empleados	2.119.950	0	0	0	0	0	2.119.950
401	07	03	00	Ayudas por matrimonio a empleados	5.600	0	0	0	0	0	5.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	32.800	0	0	0	0	0	32.800
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	973.539	0	0	0	0	0	973.539
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	48.951.315	0	0	0	0	0	48.951.315
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.257.750	0	0	0	0	0	1.257.750
401	07	10	00	Dotación de uniformes a empleados	65.711	0	0	0	0	0	65.711
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.292.759	0	0	0	0	0	2.292.759
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.359.000	0	0	0	0	0	1.359.000
401	07	17	00	Capacitación y adiestramiento a obreros	2.952.486	0	0	0	0	0	2.952.486
401	07	18	00	Becas a obreros	1.548.930	0	0	0	0	0	1.548.930
401	07	19	00	Ayudas por matrimonio de obreros	8.000	0	0	0	0	0	8.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	36.400	0	0	0	0	0	36.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.019.589	0	0	0	0	0	6.019.589
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	26.924.243	0	0	0	0	0	26.924.243
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	866.250	0	0	0	0	0	866.250
401	07	26	00	Dotación de uniformes a obreros	14.742.000	0	0	0	0	0	14.742.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.467.366	0	0	0	0	0	1.467.366
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.068.750	0	0	0	0	0	1.068.750
401	07	33	00	Asistencia socio-económica al personal contratado	30.986.142	0	0	0	0	0	30.986.142
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	1.600	0	0	0	0	0	1.600
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	4.400	0	0	0	0	0	4.400
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.232.190	0	0	0	0	0	3.232.190
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	627.148	0	0	0	0	0	627.148
401	08	00	00	Prestaciones sociales e indemnizaciones	24.767.073	0	0	0	0	0	24.767.073
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.731.877	0	0	0	0	0	5.731.877
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	16.234.778	0	0	0	0	0	16.234.778
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.163.800	0	0	0	0	0	2.163.800
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	24.738	0	0	0	0	0	24.738
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	611.880	0	0	0	0	0	611.880
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	103.311	0	0	0	0	0	103.311
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	103.311	0	0	0	0	0	103.311
401	96	00	00	Otros gastos del personal empleado	2.187.140	0	0	0	0	0	2.187.140
401	96	01	00	Otros gastos del personal empleado	2.187.140	0	0	0	0	0	2.187.140
401	97	00	00	Otros gastos del personal obrero	1.797.600	0	0	0	0	0	1.797.600
401	97	01	00	Otros gastos del personal obrero	1.797.600	0	0	0	0	0	1.797.600
403	**00**	**00**	**00**	**Servicios no personales**	**2.917.759**	**0**	**0**	**0**	**0**	**0**	**2.917.759**
403	10	00	00	Servicios profesionales y técnicos	305.059	0	0	0	0	0	305.059
403	10	07	00	Servicios de capacitación y adiestramiento	305.059	0	0	0	0	0	305.059
403	18	00	00	Impuestos indirectos	350.131	0	0	0	0	0	350.131
403	18	01	00	Impuesto al valor agregado	350.131	0	0	0	0	0	350.131
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.262.569	0	0	0	0	0	2.262.569
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.262.569	0	0	0	0	0	2.262.569
				Totales	**399.334.839**	**0**	**0**	**0**	**0**	**0**	**399.334.839**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 130001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**396.417.080**	**0**	**0**	**0**	**0**	**0**	**396.417.080**
401	01	00	00	Sueldos, salarios y otras retribuciones	43.115.047	0	0	0	0	0	43.115.047
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	8.680.978	0	0	0	0	0	8.680.978
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	28.672.494	0	0	0	0	0	28.672.494
401	01	12	00	Salarios a obreros en puestos no permanentes	100.000	0	0	0	0	0	100.000
401	01	18	00	Remuneraciones al personal contratado	4.730.522	0	0	0	0	0	4.730.522
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	217.340	0	0	0	0	0	217.340
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	688.472	0	0	0	0	0	688.472
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	36.899.043	0	0	0	0	0	36.899.043
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	20.600.243	0	0	0	0	0	20.600.243
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	16.298.800	0	0	0	0	0	16.298.800
401	03	00	00	Primas	26.505.432	0	0	0	0	0	26.505.432
401	03	02	00	Primas de transporte a empleados	500.000	0	0	0	0	0	500.000
401	03	04	00	Primas por hijos a empleados	20.550	0	0	0	0	0	20.550
401	03	06	00	Primas por residencia a empleados	18.000	0	0	0	0	0	18.000
401	03	08	00	Primas de profesionalización a empleados	937.015	0	0	0	0	0	937.015
401	03	09	00	Primas por antigüedad a empleados	581.257	0	0	0	0	0	581.257
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	315.600	0	0	0	0	0	315.600
401	03	19	00	Primas por hijos de obreros	169	0	0	0	0	0	169
401	03	21	00	Primas por antigüedad a obreros	1.975.896	0	0	0	0	0	1.975.896
401	03	22	00	Primas de profesionalización a obreros	138.038	0	0	0	0	0	138.038
401	03	37	00	Primas de transporte al personal contratado	30.000	0	0	0	0	0	30.000
401	03	40	00	Primas de profesionalización al personal contratado	423.993	0	0	0	0	0	423.993
401	03	41	00	Primas por antigüedad al personal contratado	184.995	0	0	0	0	0	184.995
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	27.153	0	0	0	0	0	27.153
401	03	47	00	Primas al personal de alto nivel y de dirección	644.743	0	0	0	0	0	644.743

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 130001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	24.194	0	0	0	0	0	24.194
401	03	95	00	Otras primas al personal de alto nivel y de dirección	553.741	0	0	0	0	0	553.741
401	03	97	00	Otras primas a empleados	5.092.415	0	0	0	0	0	5.092.415
401	03	98	00	Otras primas a obreros	15.037.673	0	0	0	0	0	15.037.673
401	04	00	00	Complementos de sueldos y salarios	58.694.338	0	0	0	0	0	58.694.338
401	04	08	00	Bono compensatorio de alimentación a empleados	6.258.784	0	0	0	0	0	6.258.784
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.105.000	0	0	0	0	0	1.105.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.470.000	0	0	0	0	0	2.470.000
401	04	16	00	Complemento a obreros por gastos de alimentación	20.243	0	0	0	0	0	20.243
401	04	17	00	Complemento a obreros por gastos de transporte	1.359.010	0	0	0	0	0	1.359.010
401	04	18	00	Bono compensatorio de alimentación a obreros	22.033.260	0	0	0	0	0	22.033.260
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.492.360	0	0	0	0	0	3.492.360
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	19.620	0	0	0	0	0	19.620
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	529.740	0	0	0	0	0	529.740
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	19.011	0	0	0	0	0	19.011
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	472.642	0	0	0	0	0	472.642
401	04	96	00	Otros complementos a empleados	2.699.584	0	0	0	0	0	2.699.584
401	04	97	00	Otros complementos a obreros	7.980.937	0	0	0	0	0	7.980.937
401	04	98	00	Otros complementos al personal contratado	10.234.147	0	0	0	0	0	10.234.147
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	42.217.872	0	0	0	0	0	42.217.872
401	05	01	00	Aguinaldos a empleados	6.278.523	0	0	0	0	0	6.278.523
401	05	03	00	Bono vacacional a empleados	2.935.416	0	0	0	0	0	2.935.416
401	05	04	00	Aguinaldos a obreros	18.975.521	0	0	0	0	0	18.975.521
401	05	06	00	Bono vacacional a obreros	8.871.683	0	0	0	0	0	8.871.683
401	05	07	00	Aguinaldos al personal contratado	2.709.320	0	0	0	0	0	2.709.320
401	05	08	00	Bono vacacional al personal contratado	1.266.695	0	0	0	0	0	1.266.695
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	31.580	0	0	0	0	0	31.580

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 130001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.765	0	0	0	0	0	14.765
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	772.978	0	0	0	0	0	772.978
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	361.391	0	0	0	0	0	361.391
401	06	00	00	Aportes patronales y legales	8.046.210	0	0	0	0	0	8.046.210
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	920.720	0	0	0	0	0	920.720
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	260.435	0	0	0	0	0	260.435
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	173.916	0	0	0	0	0	173.916
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	352.250	0	0	0	0	0	352.250
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.088.927	0	0	0	0	0	3.088.927
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	860.188	0	0	0	0	0	860.188
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	583.465	0	0	0	0	0	583.465
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.064.600	0	0	0	0	0	1.064.600
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	394.180	0	0	0	0	0	394.180
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	152.004	0	0	0	0	0	152.004
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	2.247	0	0	0	0	0	2.247
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	757	0	0	0	0	0	757
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	1.772	0	0	0	0	0	1.772
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	59.049	0	0	0	0	0	59.049
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	20.652	0	0	0	0	0	20.652
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	43.365	0	0	0	0	0	43.365
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	3.453	0	0	0	0	0	3.453
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	64.230	0	0	0	0	0	64.230
401	07	00	00	Asistencia socio-económica	152.084.014	0	0	0	0	0	152.084.014
401	07	01	00	Capacitación y adiestramiento a empleados	4.540.096	0	0	0	0	0	4.540.096
401	07	02	00	Becas a empleados	2.119.950	0	0	0	0	0	2.119.950

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 130001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	5.600	0	0	0	0	0	5.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	32.800	0	0	0	0	0	32.800
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	973.539	0	0	0	0	0	973.539
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	48.951.315	0	0	0	0	0	48.951.315
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.257.750	0	0	0	0	0	1.257.750
401	07	10	00	Dotación de uniformes a empleados	65.711	0	0	0	0	0	65.711
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.292.759	0	0	0	0	0	2.292.759
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.359.000	0	0	0	0	0	1.359.000
401	07	17	00	Capacitación y adiestramiento a obreros	2.952.486	0	0	0	0	0	2.952.486
401	07	18	00	Becas a obreros	1.548.930	0	0	0	0	0	1.548.930
401	07	19	00	Ayudas por matrimonio de obreros	8.000	0	0	0	0	0	8.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	36.400	0	0	0	0	0	36.400
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.019.589	0	0	0	0	0	6.019.589
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	26.924.243	0	0	0	0	0	26.924.243
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	866.250	0	0	0	0	0	866.250
401	07	26	00	Dotación de uniformes a obreros	14.742.000	0	0	0	0	0	14.742.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.467.366	0	0	0	0	0	1.467.366
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.068.750	0	0	0	0	0	1.068.750
401	07	33	00	Asistencia socio-económica al personal contratado	30.986.142	0	0	0	0	0	30.986.142
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	1.600	0	0	0	0	0	1.600
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	4.400	0	0	0	0	0	4.400
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.232.190	0	0	0	0	0	3.232.190
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	627.148	0	0	0	0	0	627.148
401	08	00	00	Prestaciones sociales e indemnizaciones	24.767.073	0	0	0	0	0	24.767.073
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.731.877	0	0	0	0	0	5.731.877
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	16.234.778	0	0	0	0	0	16.234.778
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.163.800	0	0	0	0	0	2.163.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 130001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	24.738	0	0	0	0	0	24.738
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	611.880	0	0	0	0	0	611.880
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	103.311	0	0	0	0	0	103.311
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	103.311	0	0	0	0	0	103.311
401	96	00	00	Otros gastos del personal empleado	2.187.140	0	0	0	0	0	2.187.140
401	96	01	00	Otros gastos del personal empleado	2.187.140	0	0	0	0	0	2.187.140
401	97	00	00	Otros gastos del personal obrero	1.797.600	0	0	0	0	0	1.797.600
401	97	01	00	Otros gastos del personal obrero	1.797.600	0	0	0	0	0	1.797.600
403	**00**	**00**	**00**	**Servicios no personales**	**2.917.759**	**0**	**0**	**0**	**0**	**0**	**2.917.759**
403	10	00	00	Servicios profesionales y técnicos	305.059	0	0	0	0	0	305.059
403	10	07	00	Servicios de capacitación y adiestramiento	305.059	0	0	0	0	0	305.059
403	18	00	00	Impuestos indirectos	350.131	0	0	0	0	0	350.131
403	18	01	00	Impuesto al valor agregado	350.131	0	0	0	0	0	350.131
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.262.569	0	0	0	0	0	2.262.569
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.262.569	0	0	0	0	0	2.262.569
				Totales	**399.334.839**	**0**	**0**	**0**	**0**	**0**	**399.334.839**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.788.743**	**0**	**0**	**0**	**0**	**0**	**14.788.743**
402	01	00	00	Productos alimenticios y agropecuarios	3.440.524	0	0	0	0	0	3.440.524
402	01	01	00	Alimentos y bebidas para personas	3.440.524	0	0	0	0	0	3.440.524
402	03	00	00	Textiles y vestuarios	116.398	0	0	0	0	0	116.398
402	03	01	00	Textiles	9.673	0	0	0	0	0	9.673
402	03	02	00	Prendas de vestir	106.725	0	0	0	0	0	106.725
402	04	00	00	Productos de cuero y caucho	608.351	0	0	0	0	0	608.351
402	04	03	00	Cauchos y tripas para vehículos	608.351	0	0	0	0	0	608.351
402	05	00	00	Productos de papel, cartón e impresos	2.962.521	0	0	0	0	0	2.962.521
402	05	01	00	Pulpa de madera, papel y cartón	908.481	0	0	0	0	0	908.481
402	05	02	00	Envases y cajas de papel y cartón	99.195	0	0	0	0	0	99.195
402	05	03	00	Productos de papel y cartón para oficina	1.588.313	0	0	0	0	0	1.588.313
402	05	04	00	Libros, revistas y periódicos	28.506	0	0	0	0	0	28.506
402	05	06	00	Productos de papel y cartón para computación	2.915	0	0	0	0	0	2.915
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	335.111	0	0	0	0	0	335.111
402	06	00	00	Productos químicos y derivados	1.103.122	0	0	0	0	0	1.103.122
402	06	03	00	Tintas, pinturas y colorantes	299.138	0	0	0	0	0	299.138
402	06	04	00	Productos farmacéuticos y medicamentos	48.420	0	0	0	0	0	48.420
402	06	06	00	Combustibles y lubricantes	122.079	0	0	0	0	0	122.079
402	06	08	00	Productos plásticos	633.485	0	0	0	0	0	633.485
402	07	00	00	Productos minerales no metálicos	17.288	0	0	0	0	0	17.288
402	07	01	00	Productos de barro, loza y porcelana	1.566	0	0	0	0	0	1.566
402	07	02	00	Vidrios y productos de vidrio	4.283	0	0	0	0	0	4.283
402	07	03	00	Productos de arcilla para construcción	2.296	0	0	0	0	0	2.296
402	07	04	00	Cemento, cal y yeso	9.143	0	0	0	0	0	9.143
402	08	00	00	Productos metálicos	1.093.424	0	0	0	0	0	1.093.424
402	08	01	00	Productos primarios de hierro y acero	3.376	0	0	0	0	0	3.376
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	378.663	0	0	0	0	0	378.663
402	08	07	00	Material de señalamiento	75.154	0	0	0	0	0	75.154
402	08	09	00	Repuestos y accesorios para equipos de transporte	636.231	0	0	0	0	0	636.231
402	10	00	00	Productos varios y útiles diversos	5.160.994	0	0	0	0	0	5.160.994
402	10	01	00	Artículos de deporte, recreación y juguetes	12.521	0	0	0	0	0	12.521
402	10	02	00	Materiales y útiles de limpieza y aseo	391.357	0	0	0	0	0	391.357

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL **ACCIÓN CENTRALIZADA:** 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	8.870	0	0	0	0	0	8.870
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	37.068	0	0	0	0	0	37.068
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	666.884	0	0	0	0	0	666.884
402	10	07	00	Productos de seguridad en el trabajo	417.882	0	0	0	0	0	417.882
402	10	08	00	Materiales para equipos de computación	3.201.634	0	0	0	0	0	3.201.634
402	10	11	00	Materiales eléctricos	210.399	0	0	0	0	0	210.399
402	10	12	00	Materiales para instalaciones sanitarias	153.024	0	0	0	0	0	153.024
402	10	99	00	Otros productos y útiles diversos	61.355	0	0	0	0	0	61.355
402	99	00	00	Otros materiales y suministros	286.121	0	0	0	0	0	286.121
402	99	01	00	Otros materiales y suministros	286.121	0	0	0	0	0	286.121
403	**00**	**00**	**00**	**Servicios no personales**	**39.997.117**	**0**	**0**	**0**	**0**	**0**	**39.997.117**
403	01	00	00	Alquileres de inmuebles	5.924.010	0	0	0	0	0	5.924.010
403	01	01	00	Alquileres de edificios y locales	5.924.010	0	0	0	0	0	5.924.010
403	04	00	00	Servicios básicos	10.367.914	0	0	0	0	0	10.367.914
403	04	01	00	Electricidad	1.978.966	0	0	0	0	0	1.978.966
403	04	03	00	Agua	262.395	0	0	0	0	0	262.395
403	04	04	00	Teléfonos	4.811.495	0	0	0	0	0	4.811.495
403	04	05	00	Servicio de comunicaciones	1.110.474	0	0	0	0	0	1.110.474
403	04	06	00	Servicio de aseo urbano y domiciliario	91.746	0	0	0	0	0	91.746
403	04	07	00	Servicio de condominio	2.112.838	0	0	0	0	0	2.112.838
403	06	00	00	Servicios de transporte y almacenaje	365.227	0	0	0	0	0	365.227
403	06	01	00	Fletes y embalajes	183.060	0	0	0	0	0	183.060
403	06	03	00	Estacionamiento	121.269	0	0	0	0	0	121.269
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	60.898	0	0	0	0	0	60.898
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.903.035	0	0	0	0	0	1.903.035
403	07	01	00	Publicidad y propaganda	454.925	0	0	0	0	0	454.925
403	07	02	00	Imprenta y reproducción	328.777	0	0	0	0	0	328.777
403	07	03	00	Relaciones sociales	1.006.518	0	0	0	0	0	1.006.518
403	07	04	00	Avisos	112.815	0	0	0	0	0	112.815
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.862.661	0	0	0	0	0	2.862.661
403	08	01	00	Primas y gastos de seguros	2.845.095	0	0	0	0	0	2.845.095
403	08	02	00	Comisiones y gastos bancarios	17.566	0	0	0	0	0	17.566
403	09	00	00	Viáticos y pasajes	1.563.159	0	0	0	0	0	1.563.159

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	1.563.159	0	0	0	0	0	1.563.159
403	10	00	00	Servicios profesionales y técnicos	139.819	0	0	0	0	0	139.819
403	10	03	00	Servicios de procesamiento de datos	1.085	0	0	0	0	0	1.085
403	10	99	00	Otros servicios profesionales y técnicos	138.734	0	0	0	0	0	138.734
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.569.475	0	0	0	0	0	3.569.475
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	98.576	0	0	0	0	0	98.576
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.671.685	0	0	0	0	0	1.671.685
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.744.793	0	0	0	0	0	1.744.793
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	54.421	0	0	0	0	0	54.421
403	12	00	00	Conservación y reparaciones menores de obras	3.384.352	0	0	0	0	0	3.384.352
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.384.352	0	0	0	0	0	3.384.352
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.628.609	0	0	0	0	0	1.628.609
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.628.609	0	0	0	0	0	1.628.609
403	18	00	00	Impuestos indirectos	7.929.449	0	0	0	0	0	7.929.449
403	18	01	00	Impuesto al valor agregado	7.929.449	0	0	0	0	0	7.929.449
403	99	00	00	Otros servicios no personales	359.407	0	0	0	0	0	359.407
403	99	01	00	Otros servicios no personales	359.407	0	0	0	0	0	359.407
404	**00**	**00**	**00**	**Activos reales**	**11.526.409**	**0**	**0**	**0**	**0**	**0**	**11.526.409**
404	01	00	00	Repuestos y reparaciones mayores	142.353	0	0	0	0	0	142.353
404	01	02	00	Reparaciones mayores de maquinaria y equipos	142.353	0	0	0	0	0	142.353
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	142.353	0	0	0	0	0	142.353
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.554.269	0	0	0	0	0	1.554.269
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	450.789	0	0	0	0	0	450.789
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.032.303	0	0	0	0	0	1.032.303
404	03	06	00	Maquinaria y equipos de energía	71.177	0	0	0	0	0	71.177
404	04	00	00	Equipos de transporte, tracción y elevación	1.129.345	0	0	0	0	0	1.129.345
404	04	01	00	Vehículos automotores terrestres	1.129.345	0	0	0	0	0	1.129.345
404	05	00	00	Equipos de comunicaciones y de señalamiento	291.159	0	0	0	0	0	291.159
404	05	01	00	Equipos de telecomunicaciones	234.217	0	0	0	0	0	234.217
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	56.942	0	0	0	0	0	56.942
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	162.683	0	0	0	0	0	162.683
404	07	02	00	Equipos de enseñanza, deporte y recreación	111.807	0	0	0	0	0	111.807

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	50.117	0	0	0	0	0	50.117
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	759	0	0	0	0	0	759
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	493.496	0	0	0	0	0	493.496
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	493.496	0	0	0	0	0	493.496
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.705.653	0	0	0	0	0	7.705.653
404	09	01	00	Mobiliario y equipos de oficina	3.459.084	0	0	0	0	0	3.459.084
404	09	02	00	Equipos de computación	1.957.107	0	0	0	0	0	1.957.107
404	09	03	00	Mobiliario y equipos de alojamiento	2.283.540	0	0	0	0	0	2.283.540
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	5.922	0	0	0	0	0	5.922
404	12	00	00	Activos intangibles	28.470	0	0	0	0	0	28.470
404	12	04	00	Paquetes y programas de computación	28.470	0	0	0	0	0	28.470
404	99	00	00	Otros activos reales	18.981	0	0	0	0	0	18.981
404	99	01	00	Otros activos reales	18.981	0	0	0	0	0	18.981
407	**00**	**00**	**00**	**Transferencias y donaciones**	**404.139.153**	**0**	**0**	**0**	**0**	**0**	**404.139.153**
407	01	00	00	Transferencias y donaciones corrientes internas	404.139.153	0	0	0	0	0	404.139.153
407	01	01	00	Transferencias corrientes internas al sector privado	65.820	0	0	0	0	0	65.820
407	01	01	75	Subsidios a organismos laborales y gremiales	65.820	0	0	0	0	0	65.820
407	01	02	00	Donaciones corrientes internas al sector privado	160.817	0	0	0	0	0	160.817
407	01	02	01	Donaciones corrientes a personas	160.817	0	0	0	0	0	160.817
407	01	03	00	Transferencias corrientes internas al sector público	403.912.516	0	0	0	0	0	403.912.516
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	403.912.516	0	0	0	0	0	403.912.516
411	**00**	**00**	**00**	**Disminución de pasivos**	**6.000.000**	**0**	**0**	0	**0**	**0**	**6.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	6.000.000	0	0	0	0	0	6.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	6.000.000	0	0	0	0	0	6.000.000
				Totales	**476.451.422**	**0**	**0**	**0**	**0**	**0**	**476.451.422**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL **ACCIÓN CENTRALIZADA:** 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**403.978.336**	**0**	**0**	**0**	**0**	**0**	**403.978.336**
407	01	00	00	Transferencias y donaciones corrientes internas	403.978.336	0	0	0	0	0	403.978.336
407	01	01	00	Transferencias corrientes internas al sector privado	65.820	0	0	0	0	0	65.820
407	01	01	75	Subsidios a organismos laborales y gremiales	65.820	0	0	0	0	0	65.820
				- S1504 Asociación de Jubilados y Pensionados del Ministerio del Trabajo	11.162	0	0	0	0	0	11.162
				- S1888 Asociación Civil del Ministerio del Trabajo (ASOMITRA)	54.658	0	0	0	0	0	54.658
407	01	03	00	Transferencias corrientes internas al sector público	403.912.516	0	0	0	0	0	403.912.516
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	403.912.516	0	0	0	0	0	403.912.516
				- A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)	47.349.211	0	0	0	0	0	47.349.211
				- A0055 Instituto Venezolano de los Seguros Sociales (IVSS)	243.742.194	0	0	0	0	0	243.742.194
				- A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)	112.821.111	0	0	0	0	0	112.821.111
				Totales	**403.978.336**	**0**	**0**	**0**	**0**	**0**	**403.978.336**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 130002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.788.743**	**0**	**0**	**0**	**0**	**0**	**14.788.743**
402	01	00	00	Productos alimenticios y agropecuarios	3.440.524	0	0	0	0	0	3.440.524
402	01	01	00	Alimentos y bebidas para personas	3.440.524	0	0	0	0	0	3.440.524
402	03	00	00	Textiles y vestuarios	116.398	0	0	0	0	0	116.398
402	03	01	00	Textiles	9.673	0	0	0	0	0	9.673
402	03	02	00	Prendas de vestir	106.725	0	0	0	0	0	106.725
402	04	00	00	Productos de cuero y caucho	608.351	0	0	0	0	0	608.351
402	04	03	00	Cauchos y tripas para vehículos	608.351	0	0	0	0	0	608.351
402	05	00	00	Productos de papel, cartón e impresos	2.962.521	0	0	0	0	0	2.962.521
402	05	01	00	Pulpa de madera, papel y cartón	908.481	0	0	0	0	0	908.481
402	05	02	00	Envases y cajas de papel y cartón	99.195	0	0	0	0	0	99.195
402	05	03	00	Productos de papel y cartón para oficina	1.588.313	0	0	0	0	0	1.588.313
402	05	04	00	Libros, revistas y periódicos	28.506	0	0	0	0	0	28.506
402	05	06	00	Productos de papel y cartón para computación	2.915	0	0	0	0	0	2.915
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	335.111	0	0	0	0	0	335.111
402	06	00	00	Productos químicos y derivados	1.103.122	0	0	0	0	0	1.103.122
402	06	03	00	Tintas, pinturas y colorantes	299.138	0	0	0	0	0	299.138
402	06	04	00	Productos farmacéuticos y medicamentos	48.420	0	0	0	0	0	48.420
402	06	06	00	Combustibles y lubricantes	122.079	0	0	0	0	0	122.079
402	06	08	00	Productos plásticos	633.485	0	0	0	0	0	633.485
402	07	00	00	Productos minerales no metálicos	17.288	0	0	0	0	0	17.288
402	07	01	00	Productos de barro, loza y porcelana	1.566	0	0	0	0	0	1.566
402	07	02	00	Vidrios y productos de vidrio	4.283	0	0	0	0	0	4.283
402	07	03	00	Productos de arcilla para construcción	2.296	0	0	0	0	0	2.296
402	07	04	00	Cemento, cal y yeso	9.143	0	0	0	0	0	9.143
402	08	00	00	Productos metálicos	1.093.424	0	0	0	0	0	1.093.424
402	08	01	00	Productos primarios de hierro y acero	3.376	0	0	0	0	0	3.376
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	378.663	0	0	0	0	0	378.663

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 130002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	07	00	Material de señalamiento	75.154	0	0	0	0	0	75.154
402	08	09	00	Repuestos y accesorios para equipos de transporte	636.231	0	0	0	0	0	636.231
402	10	00	00	Productos varios y útiles diversos	5.160.994	0	0	0	0	0	5.160.994
402	10	01	00	Artículos de deporte, recreación y juguetes	12.521	0	0	0	0	0	12.521
402	10	02	00	Materiales y útiles de limpieza y aseo	391.357	0	0	0	0	0	391.357
402	10	03	00	Utensilios de cocina y comedor	8.870	0	0	0	0	0	8.870
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	37.068	0	0	0	0	0	37.068
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	666.884	0	0	0	0	0	666.884
402	10	07	00	Productos de seguridad en el trabajo	417.882	0	0	0	0	0	417.882
402	10	08	00	Materiales para equipos de computación	3.201.634	0	0	0	0	0	3.201.634
402	10	11	00	Materiales eléctricos	210.399	0	0	0	0	0	210.399
402	10	12	00	Materiales para instalaciones sanitarias	153.024	0	0	0	0	0	153.024
402	10	99	00	Otros productos y útiles diversos	61.355	0	0	0	0	0	61.355
402	99	00	00	Otros materiales y suministros	286.121	0	0	0	0	0	286.121
402	99	01	00	Otros materiales y suministros	286.121	0	0	0	0	0	286.121
403	**00**	**00**	**00**	**Servicios no personales**	**39.997.117**	**0**	**0**	**0**	**0**	**0**	**39.997.117**
403	01	00	00	Alquileres de inmuebles	5.924.010	0	0	0	0	0	5.924.010
403	01	01	00	Alquileres de edificios y locales	5.924.010	0	0	0	0	0	5.924.010
403	04	00	00	Servicios básicos	10.367.914	0	0	0	0	0	10.367.914
403	04	01	00	Electricidad	1.978.966	0	0	0	0	0	1.978.966
403	04	03	00	Agua	262.395	0	0	0	0	0	262.395
403	04	04	00	Teléfonos	4.811.495	0	0	0	0	0	4.811.495
403	04	05	00	Servicio de comunicaciones	1.110.474	0	0	0	0	0	1.110.474
403	04	06	00	Servicio de aseo urbano y domiciliario	91.746	0	0	0	0	0	91.746
403	04	07	00	Servicio de condominio	2.112.838	0	0	0	0	0	2.112.838
403	06	00	00	Servicios de transporte y almacenaje	365.227	0	0	0	0	0	365.227
403	06	01	00	Fletes y embalajes	183.060	0	0	0	0	0	183.060
403	06	03	00	Estacionamiento	121.269	0	0	0	0	0	121.269

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 130002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	60.898	0	0	0	0	0	60.898
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.903.035	0	0	0	0	0	1.903.035
403	07	01	00	Publicidad y propaganda	454.925	0	0	0	0	0	454.925
403	07	02	00	Imprenta y reproducción	328.777	0	0	0	0	0	328.777
403	07	03	00	Relaciones sociales	1.006.518	0	0	0	0	0	1.006.518
403	07	04	00	Avisos	112.815	0	0	0	0	0	112.815
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.862.661	0	0	0	0	0	2.862.661
403	08	01	00	Primas y gastos de seguros	2.845.095	0	0	0	0	0	2.845.095
403	08	02	00	Comisiones y gastos bancarios	17.566	0	0	0	0	0	17.566
403	09	00	00	Viáticos y pasajes	1.563.159	0	0	0	0	0	1.563.159
403	09	01	00	Viáticos y pasajes dentro del país	1.563.159	0	0	0	0	0	1.563.159
403	10	00	00	Servicios profesionales y técnicos	139.819	0	0	0	0	0	139.819
403	10	03	00	Servicios de procesamiento de datos	1.085	0	0	0	0	0	1.085
403	10	99	00	Otros servicios profesionales y técnicos	138.734	0	0	0	0	0	138.734
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.569.475	0	0	0	0	0	3.569.475
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	98.576	0	0	0	0	0	98.576
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.671.685	0	0	0	0	0	1.671.685
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.744.793	0	0	0	0	0	1.744.793
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	54.421	0	0	0	0	0	54.421
403	12	00	00	Conservación y reparaciones menores de obras	3.384.352	0	0	0	0	0	3.384.352
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.384.352	0	0	0	0	0	3.384.352
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.628.609	0	0	0	0	0	1.628.609
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.628.609	0	0	0	0	0	1.628.609
403	18	00	00	Impuestos indirectos	7.929.449	0	0	0	0	0	7.929.449
403	18	01	00	Impuesto al valor agregado	7.929.449	0	0	0	0	0	7.929.449
403	99	00	00	Otros servicios no personales	359.407	0	0	0	0	0	359.407
403	99	01	00	Otros servicios no personales	359.407	0	0	0	0	0	359.407
404	**00**	**00**	**00**	**Activos reales**	**11.526.409**	**0**	**0**	**0**	**0**	**0**	**11.526.409**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 130002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	142.353	0	0	0	0	0	142.353
404	01	02	00	Reparaciones mayores de maquinaria y equipos	142.353	0	0	0	0	0	142.353
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	142.353	0	0	0	0	0	142.353
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.554.269	0	0	0	0	0	1.554.269
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	450.789	0	0	0	0	0	450.789
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.032.303	0	0	0	0	0	1.032.303
404	03	06	00	Maquinaria y equipos de energía	71.177	0	0	0	0	0	71.177
404	04	00	00	Equipos de transporte, tracción y elevación	1.129.345	0	0	0	0	0	1.129.345
404	04	01	00	Vehículos automotores terrestres	1.129.345	0	0	0	0	0	1.129.345
404	05	00	00	Equipos de comunicaciones y de señalamiento	291.159	0	0	0	0	0	291.159
404	05	01	00	Equipos de telecomunicaciones	234.217	0	0	0	0	0	234.217
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	56.942	0	0	0	0	0	56.942
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	162.683	0	0	0	0	0	162.683
404	07	02	00	Equipos de enseñanza, deporte y recreación	111.807	0	0	0	0	0	111.807
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	50.117	0	0	0	0	0	50.117
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	759	0	0	0	0	0	759
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	493.496	0	0	0	0	0	493.496
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	493.496	0	0	0	0	0	493.496
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.705.653	0	0	0	0	0	7.705.653
404	09	01	00	Mobiliario y equipos de oficina	3.459.084	0	0	0	0	0	3.459.084
404	09	02	00	Equipos de computación	1.957.107	0	0	0	0	0	1.957.107
404	09	03	00	Mobiliario y equipos de alojamiento	2.283.540	0	0	0	0	0	2.283.540
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	5.922	0	0	0	0	0	5.922
404	12	00	00	Activos intangibles	28.470	0	0	0	0	0	28.470
404	12	04	00	Paquetes y programas de computación	28.470	0	0	0	0	0	28.470
404	99	00	00	Otros activos reales	18.981	0	0	0	0	0	18.981
404	99	01	00	Otros activos reales	18.981	0	0	0	0	0	18.981
411	**00**	**00**	**00**	**Disminución de pasivos**	**6.000.000**	**0**	**0**	**0**	**0**	**0**	**6.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 130002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	11	00	00	Obligaciones de ejercicios anteriores	6.000.000	0	0	0	0	0	6.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	6.000.000	0	0	0	0	0	6.000.000
				Totales	**72.312.269**	**0**	**0**	**0**	**0**	**0**	**72.312.269**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 130002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**226.637**	**0**	**0**	**0**	**0**	**0**	**226.637**
407	01	00	00	Transferencias y donaciones corrientes internas	226.637	0	0	0	0	0	226.637
407	01	01	00	Transferencias corrientes internas al sector privado	65.820	0	0	0	0	0	65.820
407	01	01	75	Subsidios a organismos laborales y gremiales	65.820	0	0	0	0	0	65.820
407	01	02	00	Donaciones corrientes internas al sector privado	160.817	0	0	0	0	0	160.817
407	01	02	01	Donaciones corrientes a personas	160.817	0	0	0	0	0	160.817
				Totales	**226.637**	**0**	**0**	**0**	**0**	**0**	**226.637**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 130002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**403.912.516**	**0**	**0**	**0**	**0**	**0**	**403.912.516**
407	01	00	00	Transferencias y donaciones corrientes internas	403.912.516	0	0	0	0	0	403.912.516
407	01	03	00	Transferencias corrientes internas al sector público	403.912.516	0	0	0	0	0	403.912.516
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	403.912.516	0	0	0	0	0	403.912.516
				Totales	**403.912.516**	**0**	**0**	**0**	**0**	**0**	**403.912.516**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**87.381.455**	**0**	**0**	**0**	**0**	**0**	**87.381.455**
407	01	00	00	Transferencias y donaciones corrientes internas	87.381.455	0	0	0	0	0	87.381.455
407	01	01	00	Transferencias corrientes internas al sector privado	87.381.455	0	0	0	0	0	87.381.455
407	01	01	01	Pensiones del personal empleado, obrero y militar	8.698.400	0	0	0	0	0	8.698.400
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	18.092.841	0	0	0	0	0	18.092.841
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.657.840	0	0	0	0	0	2.657.840
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	503.676	0	0	0	0	0	503.676
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	5.777.992	0	0	0	0	0	5.777.992
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	9.357.765	0	0	0	0	0	9.357.765
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	5.528.359	0	0	0	0	0	5.528.359
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.487.679	0	0	0	0	0	1.487.679
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	16.944.243	0	0	0	0	0	16.944.243
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	18.332.660	0	0	0	0	0	18.332.660
				Totales	**87.381.455**	**0**	**0**	**0**	**0**	**0**	**87.381.455**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 130003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**87.381.455**	**0**	**0**	**0**	**0**	**0**	**87.381.455**
407	01	00	00	Transferencias y donaciones corrientes internas	87.381.455	0	0	0	0	0	87.381.455
407	01	01	00	Transferencias corrientes internas al sector privado	87.381.455	0	0	0	0	0	87.381.455
407	01	01	01	Pensiones del personal empleado, obrero y militar	8.698.400	0	0	0	0	0	8.698.400
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	18.092.841	0	0	0	0	0	18.092.841
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.657.840	0	0	0	0	0	2.657.840
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	503.676	0	0	0	0	0	503.676
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	5.777.992	0	0	0	0	0	5.777.992
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	9.357.765	0	0	0	0	0	9.357.765
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	5.528.359	0	0	0	0	0	5.528.359
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.487.679	0	0	0	0	0	1.487.679
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	16.944.243	0	0	0	0	0	16.944.243
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	18.332.660	0	0	0	0	0	18.332.660
				Totales	**87.381.455**	**0**	**0**	**0**	**0**	**0**	**87.381.455**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**938.041**	**0**	**0**	**0**	**0**	**0**	**938.041**
402	01	00	00	Productos alimenticios y agropecuarios	56.145	0	0	0	0	0	56.145
402	01	01	00	Alimentos y bebidas para personas	56.145	0	0	0	0	0	56.145
402	03	00	00	Textiles y vestuarios	133.659	0	0	0	0	0	133.659
402	03	01	00	Textiles	1.949	0	0	0	0	0	1.949
402	03	02	00	Prendas de vestir	131.710	0	0	0	0	0	131.710
402	05	00	00	Productos de papel, cartón e impresos	71.155	0	0	0	0	0	71.155
402	05	01	00	Pulpa de madera, papel y cartón	5.507	0	0	0	0	0	5.507
402	05	02	00	Envases y cajas de papel y cartón	654	0	0	0	0	0	654
402	05	03	00	Productos de papel y cartón para oficina	64.994	0	0	0	0	0	64.994
402	06	00	00	Productos químicos y derivados	275.397	0	0	0	0	0	275.397
402	06	03	00	Tintas, pinturas y colorantes	16.171	0	0	0	0	0	16.171
402	06	04	00	Productos farmacéuticos y medicamentos	12.002	0	0	0	0	0	12.002
402	06	08	00	Productos plásticos	247.224	0	0	0	0	0	247.224
402	10	00	00	Productos varios y útiles diversos	401.685	0	0	0	0	0	401.685
402	10	02	00	Materiales y útiles de limpieza y aseo	366.488	0	0	0	0	0	366.488
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	30.945	0	0	0	0	0	30.945
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.252	0	0	0	0	0	4.252
403	**00**	**00**	**00**	**Servicios no personales**	**896.100**	**0**	**0**	**0**	**0**	**0**	**896.100**
403	07	00	00	Servicios de información, impresión y relaciones públicas	290.082	0	0	0	0	0	290.082
403	07	02	00	Imprenta y reproducción	290.082	0	0	0	0	0	290.082
403	09	00	00	Viáticos y pasajes	409.503	0	0	0	0	0	409.503
403	09	01	00	Viáticos y pasajes dentro del país	409.503	0	0	0	0	0	409.503
403	18	00	00	Impuestos indirectos	196.515	0	0	0	0	0	196.515
403	18	01	00	Impuesto al valor agregado	196.515	0	0	0	0	0	196.515
				Totales	**1.834.141**	**0**	**0**	**0**	**0**	**0**	**1.834.141**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 130007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**938.041**	**0**	**0**	**0**	**0**	**0**	**938.041**
402	01	00	00	Productos alimenticios y agropecuarios	56.145	0	0	0	0	0	56.145
402	01	01	00	Alimentos y bebidas para personas	56.145	0	0	0	0	0	56.145
402	03	00	00	Textiles y vestuarios	133.659	0	0	0	0	0	133.659
402	03	01	00	Textiles	1.949	0	0	0	0	0	1.949
402	03	02	00	Prendas de vestir	131.710	0	0	0	0	0	131.710
402	05	00	00	Productos de papel, cartón e impresos	71.155	0	0	0	0	0	71.155
402	05	01	00	Pulpa de madera, papel y cartón	5.507	0	0	0	0	0	5.507
402	05	02	00	Envases y cajas de papel y cartón	654	0	0	0	0	0	654
402	05	03	00	Productos de papel y cartón para oficina	64.994	0	0	0	0	0	64.994
402	06	00	00	Productos químicos y derivados	275.397	0	0	0	0	0	275.397
402	06	03	00	Tintas, pinturas y colorantes	16.171	0	0	0	0	0	16.171
402	06	04	00	Productos farmacéuticos y medicamentos	12.002	0	0	0	0	0	12.002
402	06	08	00	Productos plásticos	247.224	0	0	0	0	0	247.224
402	10	00	00	Productos varios y útiles diversos	401.685	0	0	0	0	0	401.685
402	10	02	00	Materiales y útiles de limpieza y aseo	366.488	0	0	0	0	0	366.488
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	30.945	0	0	0	0	0	30.945
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.252	0	0	0	0	0	4.252
403	**00**	**00**	**00**	**Servicios no personales**	**896.100**	**0**	**0**	**0**	**0**	**0**	**896.100**
403	07	00	00	Servicios de información, impresión y relaciones públicas	290.082	0	0	0	0	0	290.082
403	07	02	00	Imprenta y reproducción	290.082	0	0	0	0	0	290.082
403	09	00	00	Viáticos y pasajes	409.503	0	0	0	0	0	409.503
403	09	01	00	Viáticos y pasajes dentro del país	409.503	0	0	0	0	0	409.503
403	18	00	00	Impuestos indirectos	196.515	0	0	0	0	0	196.515
403	18	01	00	Impuesto al valor agregado	196.515	0	0	0	0	0	196.515
				Totales	**1.834.141**	**0**	**0**	**0**	**0**	**0**	**1.834.141**

17

Ministerio del Poder Popular para el Ambiente

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**538.247.580**	**0**	**0**	**0**	**0**	**0**	**538.247.580**
401	01	00	00	Sueldos, salarios y otras retribuciones	126.503.937	0	0	0	0	0	126.503.937
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	67.473.005	0	0	0	0	0	67.473.005
401	01	03	00	Suplencias a empleados	3.099.339	0	0	0	0	0	3.099.339
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	40.290.001	0	0	0	0	0	40.290.001
401	01	12	00	Salarios a obreros en puestos no permanentes	720.000	0	0	0	0	0	720.000
401	01	13	00	Suplencias a obreros	2.876.000	0	0	0	0	0	2.876.000
401	01	18	00	Remuneraciones al personal contratado	9.489.952	0	0	0	0	0	9.489.952
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.500.000	0	0	0	0	0	1.500.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	12.630	0	0	0	0	0	12.630
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	43.010	0	0	0	0	0	43.010
401	01	99	00	Otras retribuciones	1.000.000	0	0	0	0	0	1.000.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	28.429.853	0	0	0	0	0	28.429.853
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	19.142.853	0	0	0	0	0	19.142.853
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	9.287.000	0	0	0	0	0	9.287.000
401	03	00	00	Primas	66.708.749	0	0	0	0	0	66.708.749
401	03	08	00	Primas de profesionalización a empleados	11.077.960	0	0	0	0	0	11.077.960
401	03	09	00	Primas por antigüedad a empleados	33.151.500	0	0	0	0	0	33.151.500
401	03	21	00	Primas por antigüedad a obreros	19.944.761	0	0	0	0	0	19.944.761
401	03	22	00	Primas de profesionalización a obreros	2.480.828	0	0	0	0	0	2.480.828
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	9.470	0	0	0	0	0	9.470
401	03	95	00	Otras primas al personal de alto nivel y de dirección	44.230	0	0	0	0	0	44.230
401	04	00	00	Complementos de sueldos y salarios	110.512.913	0	0	0	0	0	110.512.913
401	04	06	00	Complemento a empleados por comisión de servicios	3.258.224	0	0	0	0	0	3.258.224
401	04	08	00	Bono compensatorio de alimentación a empleados	37.475.350	0	0	0	0	0	37.475.350
401	04	09	00	Bono compensatorio de transporte a empleados	8.286.300	0	0	0	0	0	8.286.300
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	4.962.602	0	0	0	0	0	4.962.602
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.913.659	0	0	0	0	0	1.913.659
401	04	16	00	Complemento a obreros por gastos de alimentación	213.096	0	0	0	0	0	213.096
401	04	18	00	Bono compensatorio de alimentación a obreros	22.909.050	0	0	0	0	0	22.909.050

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	19	00	Bono compensatorio de transporte a obreros	5.589.650	0	0	0	0	0	5.589.650
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.855.600	0	0	0	0	0	3.855.600
401	04	27	00	Bono compensatorio de transporte al personal contratado	496.800	0	0	0	0	0	496.800
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	960	0	0	0	0	0	960
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	8.100	0	0	0	0	0	8.100
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	900	0	0	0	0	0	900
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	1.440	0	0	0	0	0	1.440
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	40.500	0	0	0	0	0	40.500
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	7.200	0	0	0	0	0	7.200
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	69.670	0	0	0	0	0	69.670
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	250.000	0	0	0	0	0	250.000
401	04	96	00	Otros complementos a empleados	15.436.594	0	0	0	0	0	15.436.594
401	04	97	00	Otros complementos a obreros	5.737.218	0	0	0	0	0	5.737.218
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	32.885.868	0	0	0	0	0	32.885.868
401	05	03	00	Bono vacacional a empleados	20.648.350	0	0	0	0	0	20.648.350
401	05	06	00	Bono vacacional a obreros	11.320.525	0	0	0	0	0	11.320.525
401	05	08	00	Bono vacacional al personal contratado	877.173	0	0	0	0	0	877.173
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	39.820	0	0	0	0	0	39.820
401	06	00	00	Aportes patronales y legales	4.623.136	0	0	0	0	0	4.623.136
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.026.567	0	0	0	0	0	3.026.567
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.551.825	0	0	0	0	0	1.551.825
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	1.872	0	0	0	0	0	1.872
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	8.872	0	0	0	0	0	8.872
401	06	96	00	Otros aportes legales por empleados	10.000	0	0	0	0	0	10.000
401	06	97	00	Otros aportes legales por obreros	24.000	0	0	0	0	0	24.000
401	07	00	00	Asistencia socio-económica	131.812.124	0	0	0	0	0	131.812.124
401	07	01	00	Capacitación y adiestramiento a empleados	570.000	0	0	0	0	0	570.000
401	07	02	00	Becas a empleados	2.037.000	0	0	0	0	0	2.037.000
401	07	03	00	Ayudas por matrimonio a empleados	8.500	0	0	0	0	0	8.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	200.000	0	0	0	0	0	200.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	13.630.000	0	0	0	0	0	13.630.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	48.000.000	0	0	0	0	0	48.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.220.000	0	0	0	0	0	1.220.000
401	07	10	00	Dotación de uniformes a empleados	1.424.925	0	0	0	0	0	1.424.925
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.112.130	0	0	0	0	0	2.112.130
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.356.000	0	0	0	0	0	1.356.000
401	07	17	00	Capacitación y adiestramiento a obreros	72.000	0	0	0	0	0	72.000
401	07	18	00	Becas a obreros	1.663.000	0	0	0	0	0	1.663.000
401	07	19	00	Ayudas por matrimonio de obreros	8.000	0	0	0	0	0	8.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	140.000	0	0	0	0	0	140.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	893.000	0	0	0	0	0	893.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.984.000	0	0	0	0	0	6.984.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	35.000.000	0	0	0	0	0	35.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	880.000	0	0	0	0	0	880.000
401	07	26	00	Dotación de uniformes a obreros	9.677.569	0	0	0	0	0	9.677.569
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.638.000	0	0	0	0	0	1.638.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.800.000	0	0	0	0	0	1.800.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	9.000	0	0	0	0	0	9.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	29.000	0	0	0	0	0	29.000
401	07	96	00	Otras subvenciones a empleados	1.418.000	0	0	0	0	0	1.418.000
401	07	97	00	Otras subvenciones a obreros	1.042.000	0	0	0	0	0	1.042.000
401	08	00	00	Prestaciones sociales e indemnizaciones	36.497.000	0	0	0	0	0	36.497.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	23.435.000	0	0	0	0	0	23.435.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	12.252.000	0	0	0	0	0	12.252.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	736.000	0	0	0	0	0	736.000
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	11.000	0	0	0	0	0	11.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	63.000	0	0	0	0	0	63.000
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	96	00	00	Otros gastos del personal empleado	189.000	0	0	0	0	0	189.000
401	96	01	00	Otros gastos del personal empleado	189.000	0	0	0	0	0	189.000
401	97	00	00	Otros gastos del personal obrero	25.000	0	0	0	0	0	25.000
401	97	01	00	Otros gastos del personal obrero	25.000	0	0	0	0	0	25.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**22.833.236**	**0**	**0**	**0**	**0**	**0**	**22.833.236**
402	01	00	00	Productos alimenticios y agropecuarios	2.319.426	0	0	0	0	0	2.319.426
402	01	01	00	Alimentos y bebidas para personas	2.190.284	0	0	0	0	0	2.190.284
402	01	02	00	Alimentos para animales	103.542	0	0	0	0	0	103.542
402	01	03	00	Productos agrícolas y pecuarios	25.600	0	0	0	0	0	25.600
402	02	00	00	Productos de minas, canteras y yacimientos	18.060	0	0	0	0	0	18.060
402	02	01	00	Carbón mineral	6.160	0	0	0	0	0	6.160
402	02	05	00	Piedra, arcilla, arena y tierra	11.900	0	0	0	0	0	11.900
402	03	00	00	Textiles y vestuarios	1.359.211	0	0	0	0	0	1.359.211
402	03	01	00	Textiles	165.187	0	0	0	0	0	165.187
402	03	02	00	Prendas de vestir	1.188.144	0	0	0	0	0	1.188.144
402	03	03	00	Calzados	5.880	0	0	0	0	0	5.880
402	04	00	00	Productos de cuero y caucho	1.525.727	0	0	0	0	0	1.525.727
402	04	02	00	Productos de cuero y sucedáneos del cuero	7.000	0	0	0	0	0	7.000
402	04	03	00	Cauchos y tripas para vehículos	1.513.083	0	0	0	0	0	1.513.083
402	04	99	00	Otros productos de cuero y caucho	5.644	0	0	0	0	0	5.644
402	05	00	00	Productos de papel, cartón e impresos	3.410.618	0	0	0	0	0	3.410.618
402	05	01	00	Pulpa de madera, papel y cartón	892.307	0	0	0	0	0	892.307
402	05	02	00	Envases y cajas de papel y cartón	125.256	0	0	0	0	0	125.256
402	05	03	00	Productos de papel y cartón para oficina	1.663.313	0	0	0	0	0	1.663.313
402	05	04	00	Libros, revistas y periódicos	87.695	0	0	0	0	0	87.695
402	05	05	00	Material de enseñanza	2.000	0	0	0	0	0	2.000
402	05	06	00	Productos de papel y cartón para computación	67.944	0	0	0	0	0	67.944
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	561.422	0	0	0	0	0	561.422
402	05	99	00	Otros productos de pulpa, papel y cartón	10.681	0	0	0	0	0	10.681
402	06	00	00	Productos químicos y derivados	4.225.155	0	0	0	0	0	4.225.155
402	06	01	00	Sustancias químicas y de uso industrial	708.000	0	0	0	0	0	708.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	02	00	Abonos, plaguicidas y otros	46.003	0	0	0	0	0	46.003
402	06	03	00	Tintas, pinturas y colorantes	1.780.917	0	0	0	0	0	1.780.917
402	06	04	00	Productos farmacéuticos y medicamentos	373.269	0	0	0	0	0	373.269
402	06	05	00	Productos de tocador	27.890	0	0	0	0	0	27.890
402	06	06	00	Combustibles y lubricantes	405.468	0	0	0	0	0	405.468
402	06	07	00	Productos diversos derivados del petróleo y del carbón	12.000	0	0	0	0	0	12.000
402	06	08	00	Productos plásticos	865.608	0	0	0	0	0	865.608
402	06	99	00	Otros productos de la industria química y conexos	6.000	0	0	0	0	0	6.000
402	07	00	00	Productos minerales no metálicos	617.996	0	0	0	0	0	617.996
402	07	01	00	Productos de barro, loza y porcelana	122.160	0	0	0	0	0	122.160
402	07	02	00	Vidrios y productos de vidrio	197.342	0	0	0	0	0	197.342
402	07	03	00	Productos de arcilla para construcción	123.000	0	0	0	0	0	123.000
402	07	04	00	Cemento, cal y yeso	139.321	0	0	0	0	0	139.321
402	07	99	00	Otros productos minerales no metálicos	36.173	0	0	0	0	0	36.173
402	08	00	00	Productos metálicos	3.356.076	0	0	0	0	0	3.356.076
402	08	01	00	Productos primarios de hierro y acero	49.900	0	0	0	0	0	49.900
402	08	02	00	Productos de metales no ferrosos	3.500	0	0	0	0	0	3.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.096.958	0	0	0	0	0	1.096.958
402	08	07	00	Material de señalamiento	5.100	0	0	0	0	0	5.100
402	08	09	00	Repuestos y accesorios para equipos de transporte	979.885	0	0	0	0	0	979.885
402	08	10	00	Repuestos y accesorios para otros equipos	1.126.733	0	0	0	0	0	1.126.733
402	08	99	00	Otros productos metálicos	94.000	0	0	0	0	0	94.000
402	09	00	00	Productos de madera	26.169	0	0	0	0	0	26.169
402	09	01	00	Productos primarios de madera	21.249	0	0	0	0	0	21.249
402	09	02	00	Muebles y accesorios de madera para edificaciones	4.120	0	0	0	0	0	4.120
402	09	99	00	Otros productos de madera	800	0	0	0	0	0	800
402	10	00	00	Productos varios y útiles diversos	5.901.292	0	0	0	0	0	5.901.292
402	10	01	00	Artículos de deporte, recreación y juguetes	18.193	0	0	0	0	0	18.193
402	10	02	00	Materiales y útiles de limpieza y aseo	438.751	0	0	0	0	0	438.751
402	10	03	00	Utensilios de cocina y comedor	45.069	0	0	0	0	0	45.069
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	45.440	0	0	0	0	0	45.440

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.028.077	0	0	0	0	0	1.028.077
402	10	06	00	Condecoraciones, ofrendas y similares	143.213	0	0	0	0	0	143.213
402	10	07	00	Productos de seguridad en el trabajo	790.065	0	0	0	0	0	790.065
402	10	08	00	Materiales para equipos de computación	2.227.486	0	0	0	0	0	2.227.486
402	10	09	00	Especies timbradas y valores	1.500	0	0	0	0	0	1.500
402	10	11	00	Materiales eléctricos	662.102	0	0	0	0	0	662.102
402	10	12	00	Materiales para instalaciones sanitarias	129.677	0	0	0	0	0	129.677
402	10	13	00	Materiales fotográficos	49.000	0	0	0	0	0	49.000
402	10	99	00	Otros productos y útiles diversos	322.719	0	0	0	0	0	322.719
402	99	00	00	Otros materiales y suministros	73.506	0	0	0	0	0	73.506
402	99	01	00	Otros materiales y suministros	73.506	0	0	0	0	0	73.506
403	**00**	**00**	**00**	**Servicios no personales**	**61.318.990**	**0**	**0**	**0**	**0**	**0**	**61.318.990**
403	01	00	00	Alquileres de inmuebles	3.106.447	0	0	0	0	0	3.106.447
403	01	01	00	Alquileres de edificios y locales	3.106.447	0	0	0	0	0	3.106.447
403	02	00	00	Alquileres de maquinaria y equipos	167.057	0	0	0	0	0	167.057
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	131.760	0	0	0	0	0	131.760
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	1.425	0	0	0	0	0	1.425
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	33.872	0	0	0	0	0	33.872
403	03	00	00	Derechos sobre bienes intangibles	330.000	0	0	0	0	0	330.000
403	03	03	00	Paquetes y programas de computación	330.000	0	0	0	0	0	330.000
403	04	00	00	Servicios básicos	6.350.480	0	0	0	0	0	6.350.480
403	04	01	00	Electricidad	1.788.995	0	0	0	0	0	1.788.995
403	04	02	00	Gas	188	0	0	0	0	0	188
403	04	03	00	Agua	1.075.431	0	0	0	0	0	1.075.431
403	04	04	00	Teléfonos	1.665.901	0	0	0	0	0	1.665.901
403	04	05	00	Servicio de comunicaciones	1.513.000	0	0	0	0	0	1.513.000
403	04	06	00	Servicio de aseo urbano y domiciliario	292.965	0	0	0	0	0	292.965
403	04	07	00	Servicio de condominio	14.000	0	0	0	0	0	14.000
403	06	00	00	Servicios de transporte y almacenaje	745.631	0	0	0	0	0	745.631
403	06	01	00	Fletes y embalajes	43.355	0	0	0	0	0	43.355
403	06	03	00	Estacionamiento	110.533	0	0	0	0	0	110.533

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	04	00	Peaje	4.142	0	0	0	0	0	4.142
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	587.601	0	0	0	0	0	587.601
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.804.704	0	0	0	0	0	2.804.704
403	07	01	00	Publicidad y propaganda	551.049	0	0	0	0	0	551.049
403	07	02	00	Imprenta y reproducción	1.338.513	0	0	0	0	0	1.338.513
403	07	03	00	Relaciones sociales	511.142	0	0	0	0	0	511.142
403	07	04	00	Avisos	404.000	0	0	0	0	0	404.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.302.487	0	0	0	0	0	3.302.487
403	08	01	00	Primas y gastos de seguros	3.200.000	0	0	0	0	0	3.200.000
403	08	02	00	Comisiones y gastos bancarios	102.487	0	0	0	0	0	102.487
403	09	00	00	Viáticos y pasajes	5.108.780	0	0	0	0	0	5.108.780
403	09	01	00	Viáticos y pasajes dentro del país	4.582.880	0	0	0	0	0	4.582.880
403	09	02	00	Viáticos y pasajes fuera del país	518.500	0	0	0	0	0	518.500
403	09	03	00	Asignación por kilómetros recorridos	7.400	0	0	0	0	0	7.400
403	10	00	00	Servicios profesionales y técnicos	9.605.941	0	0	0	0	0	9.605.941
403	10	01	00	Servicios jurídicos	621.824	0	0	0	0	0	621.824
403	10	02	00	Servicios de contabilidad y auditoría	83.752	0	0	0	0	0	83.752
403	10	03	00	Servicios de procesamiento de datos	560.000	0	0	0	0	0	560.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	145.000	0	0	0	0	0	145.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.248.650	0	0	0	0	0	1.248.650
403	10	09	00	Servicios de lavandería y tintorería	1.859	0	0	0	0	0	1.859
403	10	10	00	Servicios de vigilancia	5.995.900	0	0	0	0	0	5.995.900
403	10	11	00	Servicios para la elaboración y suministro de comida	24.000	0	0	0	0	0	24.000
403	10	99	00	Otros servicios profesionales y técnicos	924.956	0	0	0	0	0	924.956
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.499.868	0	0	0	0	0	6.499.868
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	55.000	0	0	0	0	0	55.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.561.252	0	0	0	0	0	3.561.252
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	260.969	0	0	0	0	0	260.969
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	464.850	0	0	0	0	0	464.850

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.826.195	0	0	0	0	0	1.826.195
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	321.602	0	0	0	0	0	321.602
403	12	00	00	Conservación y reparaciones menores de obras	7.026.077	0	0	0	0	0	7.026.077
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	7.026.077	0	0	0	0	0	7.026.077
403	15	00	00	Servicios fiscales	68.900	0	0	0	0	0	68.900
403	15	02	00	Tasas y otros derechos obligatorios	66.900	0	0	0	0	0	66.900
403	15	99	00	Otros servicios fiscales	2.000	0	0	0	0	0	2.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.730.274	0	0	0	0	0	3.730.274
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.730.274	0	0	0	0	0	3.730.274
403	18	00	00	Impuestos indirectos	11.464.152	0	0	0	0	0	11.464.152
403	18	01	00	Impuesto al valor agregado	11.404.152	0	0	0	0	0	11.404.152
403	18	99	00	Otros impuestos indirectos	60.000	0	0	0	0	0	60.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	965.000	0	0	0	0	0	965.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	965.000	0	0	0	0	0	965.000
403	99	00	00	Otros servicios no personales	43.192	0	0	0	0	0	43.192
403	99	01	00	Otros servicios no personales	43.192	0	0	0	0	0	43.192
404	**00**	**00**	**00**	**Activos reales**	**21.144.944**	**0**	**0**	0	**0**	**0**	**21.144.944**
404	01	00	00	Repuestos y reparaciones mayores	3.343.255	0	0	0	0	0	3.343.255
404	01	01	00	Repuestos mayores	630.685	0	0	0	0	0	630.685
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	625.685	0	0	0	0	0	625.685
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	2.712.570	0	0	0	0	0	2.712.570
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	67.000	0	0	0	0	0	67.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	2.600.570	0	0	0	0	0	2.600.570
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	17.000	0	0	0	0	0	17.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	8.000	0	0	0	0	0	8.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	2.549.821	0	0	0	0	0	2.549.821
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	2.549.821	0	0	0	0	0	2.549.821
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	809.466	0	0	0	0	0	809.466

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	26.600	0	0	0	0	0	26.600
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	453.061	0	0	0	0	0	453.061
404	03	07	00	Maquinaria y equipos de riego y acueductos	6.000	0	0	0	0	0	6.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	323.805	0	0	0	0	0	323.805
404	04	00	00	Equipos de transporte, tracción y elevación	9.600	0	0	0	0	0	9.600
404	04	05	00	Vehículos de tracción no motorizados	9.600	0	0	0	0	0	9.600
404	05	00	00	Equipos de comunicaciones y de señalamiento	515.218	0	0	0	0	0	515.218
404	05	01	00	Equipos de telecomunicaciones	508.218	0	0	0	0	0	508.218
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	7.000	0	0	0	0	0	7.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	72.000	0	0	0	0	0	72.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	72.000	0	0	0	0	0	72.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	901.282	0	0	0	0	0	901.282
404	07	01	00	Equipos científicos y de laboratorio	697.114	0	0	0	0	0	697.114
404	07	02	00	Equipos de enseñanza, deporte y recreación	187.276	0	0	0	0	0	187.276
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	7.892	0	0	0	0	0	7.892
404	07	06	00	Instrumentos musicales y equipos de audio	9.000	0	0	0	0	0	9.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.309.285	0	0	0	0	0	4.309.285
404	09	01	00	Mobiliario y equipos de oficina	1.875.030	0	0	0	0	0	1.875.030
404	09	02	00	Equipos de computación	1.507.877	0	0	0	0	0	1.507.877
404	09	03	00	Mobiliario y equipos de alojamiento	908.378	0	0	0	0	0	908.378
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	18.000	0	0	0	0	0	18.000
404	12	00	00	Activos intangibles	136.340	0	0	0	0	0	136.340
404	12	04	00	Paquetes y programas de computación	136.340	0	0	0	0	0	136.340
404	14	00	00	Contratación de inspección de obras	462.963	0	0	0	0	0	462.963
404	14	02	00	Contratación de inspección de obras de bienes del dominio público	462.963	0	0	0	0	0	462.963
404	16	00	00	Construcciones del dominio público	8.035.714	0	0	0	0	0	8.035.714
404	16	03	00	Construcciones de instalaciones hidráulicas	8.035.714	0	0	0	0	0	8.035.714
407	**00**	**00**	**00**	**Transferencias y donaciones**	**719.915.250**	**3.870.031.955**	**0**	**0**	**0**	**0**	**4.589.947.205**
407	01	00	00	Transferencias y donaciones corrientes internas	719.840.000	0	0	0	0	0	719.840.000
407	01	01	00	Transferencias corrientes internas al sector privado	260.140.000	0	0	0	0	0	260.140.000
407	01	01	01	Pensiones del personal empleado, obrero y militar	34.017.000	0	0	0	0	0	34.017.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	102.879.000	0	0	0	0	0	102.879.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	6.804.000	0	0	0	0	0	6.804.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	8.799.000	0	0	0	0	0	8.799.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	6.274.000	0	0	0	0	0	6.274.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	20.575.000	0	0	0	0	0	20.575.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	63.045.000	0	0	0	0	0	63.045.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	17.607.000	0	0	0	0	0	17.607.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	140.000	0	0	0	0	0	140.000
407	01	03	00	Transferencias corrientes internas al sector público	459.700.000	0	0	0	0	0	459.700.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	411.000.000	0	0	0	0	0	411.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	48.700.000	0	0	0	0	0	48.700.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	75.250	0	0	0	0	0	75.250
407	02	01	00	Transferencias corrientes al exterior	75.250	0	0	0	0	0	75.250
407	02	01	04	Transferencias corrientes a organismos internacionales	75.250	0	0	0	0	0	75.250
407	03	00	00	Transferencias y donaciones de capital internas	0	3.870.031.955	0	0	0	0	3.870.031.955
407	03	03	00	Transferencias de capital internas al sector público	0	3.870.031.955	0	0	0	0	3.870.031.955
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	2.412.147.277	0	0	0	0	2.412.147.277
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	1.457.884.678	0	0	0	0	1.457.884.678
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.440.000**	**0**	**0**	**0**	**0**	**0**	**1.440.000**
411	11	00	00	Obligaciones de ejercicios anteriores	1.440.000	0	0	0	0	0	1.440.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.440.000	0	0	0	0	0	1.440.000
				Totales	**1.364.900.000**	**3.870.031.955**	**0**	**0**	**0**	**0**	**5.234.931.955**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 110736 170126000 AMPLIACIÓN, REHABILITACIÓN Y RECONSTRUCCIÓN DE ACUEDUCTOS Y CLOACAS A NIVEL NACIONAL, FASE II

OBJETIVO DEL PROYECTO: ASEGURAR EL FUNCIONAMIENTO DE LOS SISTEMAS DE SUMINISTRO Y RECOLECCIÓN DE AGUA POTABLE Y AGUAS SERVIDAS

UNIDAD DE MEDIDA: OBRA

META: 35

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO AMBIENTAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
402	04	00	00	Productos de cuero y caucho	50.000	0	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.301.323**	**0**	**0**	**0**	**0**	**0**	**1.301.323**
403	09	00	00	Viáticos y pasajes	240.000	0	0	0	0	0	240.000
403	09	01	00	Viáticos y pasajes dentro del país	240.000	0	0	0	0	0	240.000
403	18	00	00	Impuestos indirectos	1.061.323	0	0	0	0	0	1.061.323
403	18	01	00	Impuesto al valor agregado	1.061.323	0	0	0	0	0	1.061.323
404	**00**	**00**	**00**	**Activos reales**	**8.498.677**	**0**	**0**	**0**	**0**	**0**	**8.498.677**
404	14	00	00	Contratación de inspección de obras	462.963	0	0	0	0	0	462.963
404	14	02	00	Contratación de inspección de obras de bienes del dominio público	462.963	0	0	0	0	0	462.963
404	16	00	00	Construcciones del dominio público	8.035.714	0	0	0	0	0	8.035.714
404	16	03	00	Construcciones de instalaciones hidráulicas	8.035.714	0	0	0	0	0	8.035.714
				Totales	**10.000.000**	**0**	**0**	**0**	**0**	**0**	**10.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 110736 170126000 AMPLIACIÓN, REHABILITACIÓN Y RECONSTRUCCIÓN DE ACUEDUCTOS Y CLOACAS A NIVEL NACIONAL, FASE II

OBJETIVO DEL PROYECTO: ASEGURAR EL FUNCIONAMIENTO DE LOS SISTEMAS DE SUMINISTRO Y RECOLECCIÓN DE AGUA POTABLE Y AGUAS SERVIDAS

UNIDAD DE MEDIDA: OBRA

META: 35

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO AMBIENTAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 110736 170126000 AMPLIACIÓN, REHABILITACIÓN Y RECONSTRUCCIÓN DE ACUEDUCTOS Y CLOACAS A NIVEL NACIONAL, FASE II

OBJETIVO DEL PROYECTO: ASEGURAR EL FUNCIONAMIENTO DE LOS SISTEMAS DE SUMINISTRO Y RECOLECCIÓN DE AGUA POTABLE Y AGUAS SERVIDAS

UNIDAD DE MEDIDA: OBRA **META:** 35

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170126001 CONSTRUCCIÓN Y EQUIPAMIENTO DE OBRAS

UNIDAD DE MEDIDA: OBRA **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**
402	04	00	00	Productos de cuero y caucho	50.000	0	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.264.286**	**0**	**0**	**0**	**0**	0	**1.264.286**
403	09	00	00	Viáticos y pasajes	240.000	0	0	0	0	0	240.000
403	09	01	00	Viáticos y pasajes dentro del país	240.000	0	0	0	0	0	240.000
403	18	00	00	Impuestos indirectos	1.024.286	0	0	0	0	0	1.024.286
403	18	01	00	Impuesto al valor agregado	1.024.286	0	0	0	0	0	1.024.286
404	**00**	**00**	**00**	**Activos reales**	**8.035.714**	**0**	**0**	**0**	**0**	0	**8.035.714**
404	16	00	00	Construcciones del dominio público	8.035.714	0	0	0	0	0	8.035.714
404	16	03	00	Construcciones de instalaciones hidráulicas	8.035.714	0	0	0	0	0	8.035.714
				Totales	**9.500.000**	**0**	**0**	**0**	**0**	0	**9.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 110736 170126000 AMPLIACIÓN, REHABILITACIÓN Y RECONSTRUCCIÓN DE ACUEDUCTOS Y CLOACAS A NIVEL NACIONAL, FASE II

OBJETIVO DEL PROYECTO: ASEGURAR EL FUNCIONAMIENTO DE LOS SISTEMAS DE SUMINISTRO Y RECOLECCIÓN DE AGUA POTABLE Y AGUAS SERVIDAS

UNIDAD DE MEDIDA: OBRA **META:** 35

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170126002 INSPECCIÓN

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**37.037**	**0**	**0**	**0**	**0**	**0**	**37.037**
403	18	00	00	Impuestos indirectos	37.037	0	0	0	0	0	37.037
403	18	01	00	Impuesto al valor agregado	37.037	0	0	0	0	0	37.037
404	**00**	**00**	**00**	**Activos reales**	**462.963**	**0**	**0**	**0**	**0**	**0**	**462.963**
404	14	00	00	Contratación de inspección de obras	462.963	0	0	0	0	0	462.963
404	14	02	00	Contratación de inspección de obras de bienes del dominio público	462.963	0	0	0	0	0	462.963
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 117917 170155000 FORTALECIMIENTO DEL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: DISMINUIR EL IMPACTO DE LAS ACTIVIDADES SUSCEPTIBLES DE DEGRADAR EL AMBIENTE EN ÁREAS PRIORITARIAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**520.000**	**0**	**0**	**0**	**0**	**0**	**520.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	379.600	0	0	0	0	0	379.600
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	379.600	0	0	0	0	0	379.600
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	140.400	0	0	0	0	0	140.400
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	140.400	0	0	0	0	0	140.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**425.475**	**0**	**0**	**0**	**0**	**0**	**425.475**
402	01	00	00	Productos alimenticios y agropecuarios	60.374	0	0	0	0	0	60.374
402	01	01	00	Alimentos y bebidas para personas	60.374	0	0	0	0	0	60.374
402	03	00	00	Textiles y vestuarios	170.079	0	0	0	0	0	170.079
402	03	02	00	Prendas de vestir	170.079	0	0	0	0	0	170.079
402	04	00	00	Productos de cuero y caucho	43.508	0	0	0	0	0	43.508
402	04	03	00	Cauchos y tripas para vehículos	43.508	0	0	0	0	0	43.508
402	05	00	00	Productos de papel, cartón e impresos	15.444	0	0	0	0	0	15.444
402	05	01	00	Pulpa de madera, papel y cartón	4.750	0	0	0	0	0	4.750
402	05	02	00	Envases y cajas de papel y cartón	124	0	0	0	0	0	124
402	05	03	00	Productos de papel y cartón para oficina	8.215	0	0	0	0	0	8.215
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.355	0	0	0	0	0	2.355
402	06	00	00	Productos químicos y derivados	38.898	0	0	0	0	0	38.898
402	06	03	00	Tintas, pinturas y colorantes	33.950	0	0	0	0	0	33.950
402	06	04	00	Productos farmacéuticos y medicamentos	520	0	0	0	0	0	520
402	06	06	00	Combustibles y lubricantes	3.618	0	0	0	0	0	3.618
402	06	08	00	Productos plásticos	810	0	0	0	0	0	810
402	08	00	00	Productos metálicos	13.842	0	0	0	0	0	13.842
402	08	09	00	Repuestos y accesorios para equipos de transporte	13.842	0	0	0	0	0	13.842
402	10	00	00	Productos varios y útiles diversos	83.330	0	0	0	0	0	83.330
402	10	02	00	Materiales y útiles de limpieza y aseo	350	0	0	0	0	0	350
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.310	0	0	0	0	0	7.310
402	10	07	00	Productos de seguridad en el trabajo	40.500	0	0	0	0	0	40.500
402	10	08	00	Materiales para equipos de computación	24.130	0	0	0	0	0	24.130

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 117917 170155000 FORTALECIMIENTO DEL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: DISMINUIR EL IMPACTO DE LAS ACTIVIDADES SUSCEPTIBLES DE DEGRADAR EL AMBIENTE EN ÁREAS PRIORITARIAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	11.040	0	0	0	0	0	11.040
403	**00**	**00**	**00**	**Servicios no personales**	**447.975**	**0**	**0**	**0**	**0**	**0**	**447.975**
403	06	00	00	Servicios de transporte y almacenaje	3.064	0	0	0	0	0	3.064
403	06	01	00	Fletes y embalajes	3.064	0	0	0	0	0	3.064
403	07	00	00	Servicios de información, impresión y relaciones públicas	81.332	0	0	0	0	0	81.332
403	07	01	00	Publicidad y propaganda	22.676	0	0	0	0	0	22.676
403	07	02	00	Imprenta y reproducción	58.656	0	0	0	0	0	58.656
403	09	00	00	Viáticos y pasajes	115.909	0	0	0	0	0	115.909
403	09	01	00	Viáticos y pasajes dentro del país	115.909	0	0	0	0	0	115.909
403	10	00	00	Servicios profesionales y técnicos	31.500	0	0	0	0	0	31.500
403	10	07	00	Servicios de capacitación y adiestramiento	31.500	0	0	0	0	0	31.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	77.688	0	0	0	0	0	77.688
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	65.998	0	0	0	0	0	65.998
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	11.690	0	0	0	0	0	11.690
403	18	00	00	Impuestos indirectos	138.482	0	0	0	0	0	138.482
403	18	01	00	Impuesto al valor agregado	138.482	0	0	0	0	0	138.482
404	**00**	**00**	**00**	**Activos reales**	**406.550**	**0**	**0**	**0**	**0**	**0**	**406.550**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	60.000	0	0	0	0	0	60.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	60.000	0	0	0	0	0	60.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	171.600	0	0	0	0	0	171.600
404	07	01	00	Equipos científicos y de laboratorio	139.600	0	0	0	0	0	139.600
404	07	02	00	Equipos de enseñanza, deporte y recreación	32.000	0	0	0	0	0	32.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	109.950	0	0	0	0	0	109.950
404	09	01	00	Mobiliario y equipos de oficina	33.150	0	0	0	0	0	33.150
404	09	02	00	Equipos de computación	67.600	0	0	0	0	0	67.600
404	09	03	00	Mobiliario y equipos de alojamiento	9.200	0	0	0	0	0	9.200
404	12	00	00	Activos intangibles	65.000	0	0	0	0	0	65.000
404	12	04	00	Paquetes y programas de computación	65.000	0	0	0	0	0	65.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 117917 170155000 FORTALECIMIENTO DEL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: DISMINUIR EL IMPACTO DE LAS ACTIVIDADES SUSCEPTIBLES DE DEGRADAR EL AMBIENTE EN ÁREAS PRIORITARIAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**1.800.000**	**0**	**0**	**0**	**0**	**0**	**1.800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 117917 170155000 FORTALECIMIENTO DEL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: DISMINUIR EL IMPACTO DE LAS ACTIVIDADES SUSCEPTIBLES DE DEGRADAR EL AMBIENTE EN ÁREAS PRIORITARIAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 117917 170155000 FORTALECIMIENTO DEL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: DISMINUIR EL IMPACTO DE LAS ACTIVIDADES SUSCEPTIBLES DE DEGRADAR EL AMBIENTE EN ÁREAS PRIORITARIAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170155008 SEGUIMIENTO Y CONTROL AMBIENTAL A PROYECTOS RELEVANTES DEL DESARROLLO NACIONAL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**61.328**	**0**	**0**	**0**	**0**	**0**	**61.328**
402	03	00	00	Textiles y vestuarios	36.000	0	0	0	0	0	36.000
402	03	02	00	Prendas de vestir	36.000	0	0	0	0	0	36.000
402	05	00	00	Productos de papel, cartón e impresos	7.000	0	0	0	0	0	7.000
402	05	01	00	Pulpa de madera, papel y cartón	4.750	0	0	0	0	0	4.750
402	05	03	00	Productos de papel y cartón para oficina	1.500	0	0	0	0	0	1.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	750	0	0	0	0	0	750
402	06	00	00	Productos químicos y derivados	9.228	0	0	0	0	0	9.228
402	06	03	00	Tintas, pinturas y colorantes	6.600	0	0	0	0	0	6.600
402	06	04	00	Productos farmacéuticos y medicamentos	520	0	0	0	0	0	520
402	06	06	00	Combustibles y lubricantes	1.558	0	0	0	0	0	1.558
402	06	08	00	Productos plásticos	550	0	0	0	0	0	550
402	10	00	00	Productos varios y útiles diversos	9.100	0	0	0	0	0	9.100
402	10	02	00	Materiales y útiles de limpieza y aseo	350	0	0	0	0	0	350
402	10	08	00	Materiales para equipos de computación	5.630	0	0	0	0	0	5.630
402	10	11	00	Materiales eléctricos	3.120	0	0	0	0	0	3.120
403	**00**	**00**	**00**	**Servicios no personales**	**76.986**	**0**	**0**	**0**	**0**	**0**	**76.986**
403	06	00	00	Servicios de transporte y almacenaje	1.040	0	0	0	0	0	1.040
403	06	01	00	Fletes y embalajes	1.040	0	0	0	0	0	1.040
403	09	00	00	Viáticos y pasajes	16.560	0	0	0	0	0	16.560
403	09	01	00	Viáticos y pasajes dentro del país	16.560	0	0	0	0	0	16.560
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	18.398	0	0	0	0	0	18.398
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	14.898	0	0	0	0	0	14.898
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.500	0	0	0	0	0	3.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 117917 170155000 FORTALECIMIENTO DEL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: DISMINUIR EL IMPACTO DE LAS ACTIVIDADES SUSCEPTIBLES DE DEGRADAR EL AMBIENTE EN ÁREAS PRIORITARIAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170155008 SEGUIMIENTO Y CONTROL AMBIENTAL A PROYECTOS RELEVANTES DEL DESARROLLO NACIONAL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	40.988	0	0	0	0	0	40.988
403	18	01	00	Impuesto al valor agregado	40.988	0	0	0	0	0	40.988
404	**00**	**00**	**00**	**Activos reales**	**245.800**	**0**	**0**	**0**	**0**	**0**	**245.800**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	171.600	0	0	0	0	0	171.600
404	07	01	00	Equipos científicos y de laboratorio	139.600	0	0	0	0	0	139.600
404	07	02	00	Equipos de enseñanza, deporte y recreación	32.000	0	0	0	0	0	32.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.200	0	0	0	0	0	9.200
404	09	03	00	Mobiliario y equipos de alojamiento	9.200	0	0	0	0	0	9.200
404	12	00	00	Activos intangibles	65.000	0	0	0	0	0	65.000
404	12	04	00	Paquetes y programas de computación	65.000	0	0	0	0	0	65.000
				Totales	**384.114**	**0**	**0**	**0**	**0**	**0**	**384.114**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 117917 170155000 FORTALECIMIENTO DEL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: DISMINUIR EL IMPACTO DE LAS ACTIVIDADES SUSCEPTIBLES DE DEGRADAR EL AMBIENTE EN ÁREAS PRIORITARIAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170155009 DICTAR LINEAMIENTOS PARA EL ABORDAJE DEL CONTROL AMBIENTAL DE ACTIVIDADES RELEVANTES DEL DESARROLLO NACIONAL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**23.319**	**0**	**0**	0	0	0	**23.319**
402	04	00	00	Productos de cuero y caucho	13.000	0	0	0	0	0	13.000
402	04	03	00	Cauchos y tripas para vehículos	13.000	0	0	0	0	0	13.000
402	05	00	00	Productos de papel, cartón e impresos	579	0	0	0	0	0	579
402	05	02	00	Envases y cajas de papel y cartón	124	0	0	0	0	0	124
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	455	0	0	0	0	0	455
402	06	00	00	Productos químicos y derivados	8.830	0	0	0	0	0	8.830
402	06	03	00	Tintas, pinturas y colorantes	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	830	0	0	0	0	0	830
402	10	00	00	Productos varios y útiles diversos	910	0	0	0	0	0	910
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	910	0	0	0	0	0	910
403	**00**	**00**	**00**	**Servicios no personales**	**13.600**	**0**	**0**	**0**	**0**	0	**13.600**
403	09	00	00	Viáticos y pasajes	2.600	0	0	0	0	0	2.600
403	09	01	00	Viáticos y pasajes dentro del país	2.600	0	0	0	0	0	2.600
403	18	00	00	Impuestos indirectos	11.000	0	0	0	0	0	11.000
403	18	01	00	Impuesto al valor agregado	11.000	0	0	0	0	0	11.000
404	**00**	**00**	**00**	**Activos reales**	**60.000**	**0**	**0**	0	**0**	0	**60.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	60.000	0	0	0	0	0	60.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	60.000	0	0	0	0	0	60.000
				Totales	**96.919**	**0**	**0**	**0**	**0**	0	**96.919**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 117917 170155000 FORTALECIMIENTO DEL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: DISMINUIR EL IMPACTO DE LAS ACTIVIDADES SUSCEPTIBLES DE DEGRADAR EL AMBIENTE EN ÁREAS PRIORITARIAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170155010 VERIFICAR LA CONSISTENCIA TÉCNICA Y LEGAL DE LOS ACTOS ADMINISTRATIVOS AUTORIZATORIOS Y SANCIONATORIOS QUE CORRESPONDAN, EMITIDOS POR LAS DEAS Y EL NIVEL CENTRAL

UNIDAD DE MEDIDA: CASO ATENDIDO **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGIOLANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**89.119**	**0**	**0**	**0**	**0**	0	**89.119**
402	01	00	00	Productos alimenticios y agropecuarios	7.200	0	0	0	0	0	7.200
402	01	01	00	Alimentos y bebidas para personas	7.200	0	0	0	0	0	7.200
402	04	00	00	Productos de cuero y caucho	10.800	0	0	0	0	0	10.800
402	04	03	00	Cauchos y tripas para vehículos	10.800	0	0	0	0	0	10.800
402	05	00	00	Productos de papel, cartón e impresos	1.027	0	0	0	0	0	1.027
402	05	03	00	Productos de papel y cartón para oficina	1.027	0	0	0	0	0	1.027
402	06	00	00	Productos químicos y derivados	7.650	0	0	0	0	0	7.650
402	06	03	00	Tintas, pinturas y colorantes	7.650	0	0	0	0	0	7.650
402	08	00	00	Productos metálicos	13.842	0	0	0	0	0	13.842
402	08	09	00	Repuestos y accesorios para equipos de transporte	13.842	0	0	0	0	0	13.842
402	10	00	00	Productos varios y útiles diversos	48.600	0	0	0	0	0	48.600
402	10	07	00	Productos de seguridad en el trabajo	40.500	0	0	0	0	0	40.500
402	10	08	00	Materiales para equipos de computación	8.100	0	0	0	0	0	8.100
403	**00**	**00**	**00**	**Servicios no personales**	**108.449**	**0**	**0**	**0**	**0**	0	**108.449**
403	09	00	00	Viáticos y pasajes	17.609	0	0	0	0	0	17.609
403	09	01	00	Viáticos y pasajes dentro del país	17.609	0	0	0	0	0	17.609
403	10	00	00	Servicios profesionales y técnicos	31.500	0	0	0	0	0	31.500
403	10	07	00	Servicios de capacitación y adiestramiento	31.500	0	0	0	0	0	31.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	34.590	0	0	0	0	0	34.590
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	26.400	0	0	0	0	0	26.400
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	8.190	0	0	0	0	0	8.190
403	18	00	00	Impuestos indirectos	24.750	0	0	0	0	0	24.750
403	18	01	00	Impuesto al valor agregado	24.750	0	0	0	0	0	24.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 117917 170155000 FORTALECIMIENTO DEL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: DISMINUIR EL IMPACTO DE LAS ACTIVIDADES SUSCEPTIBLES DE DEGRADAR EL AMBIENTE EN ÁREAS PRIORITARIAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN

META: 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 170155010 VERIFICAR LA CONSISTENCIA TÉCNICA Y LEGAL DE LOS ACTOS ADMINISTRATIVOS AUTORIZATORIOS Y SANCIONATORIOS QUE CORRESPONDAN, EMITIDOS POR LAS DEAS Y EL NIVEL CENTRAL

UNIDAD DE MEDIDA: CASO ATENDIDO

META: 40

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGIOLANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**33.150**	**0**	**0**	**0**	**0**	**0**	**33.150**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	33.150	0	0	0	0	0	33.150
404	09	01	00	Mobiliario y equipos de oficina	33.150	0	0	0	0	0	33.150
				Totales	**230.718**	**0**	**0**	**0**	**0**	**0**	**230.718**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 117917 170155000 FORTALECIMIENTO DEL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: DISMINUIR EL IMPACTO DE LAS ACTIVIDADES SUSCEPTIBLES DE DEGRADAR EL AMBIENTE EN ÁREAS PRIORITARIAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170155011 PROMOVER, ASESORAR Y HACER SEGUIMIENTO DEL FORTALECIMIENTO DE LA RED NACIONAL DE LOS VIGILANTES VOLUNTARIOS DEL AMBIENTE EN LOS CONSEJOS COMUNALES Y COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: TALLER / JORNADA / REUNIÓN **META:** 370

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**135.810**	**0**	**0**	**0**	**0**	**0**	**135.810**
402	01	00	00	Productos alimenticios y agropecuarios	27.174	0	0	0	0	0	27.174
402	01	01	00	Alimentos y bebidas para personas	27.174	0	0	0	0	0	27.174
402	03	00	00	Textiles y vestuarios	92.079	0	0	0	0	0	92.079
402	03	02	00	Prendas de vestir	92.079	0	0	0	0	0	92.079
402	04	00	00	Productos de cuero y caucho	8.008	0	0	0	0	0	8.008
402	04	03	00	Cauchos y tripas para vehículos	8.008	0	0	0	0	0	8.008
402	05	00	00	Productos de papel, cartón e impresos	629	0	0	0	0	0	629
402	05	03	00	Productos de papel y cartón para oficina	229	0	0	0	0	0	229
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	400	0	0	0	0	0	400
402	10	00	00	Productos varios y útiles diversos	7.920	0	0	0	0	0	7.920
402	10	11	00	Materiales eléctricos	7.920	0	0	0	0	0	7.920
403	**00**	**00**	**00**	**Servicios no personales**	**108.092**	**0**	**0**	**0**	**0**	**0**	**108.092**
403	06	00	00	Servicios de transporte y almacenaje	2.024	0	0	0	0	0	2.024
403	06	01	00	Fletes y embalajes	2.024	0	0	0	0	0	2.024
403	07	00	00	Servicios de información, impresión y relaciones públicas	44.204	0	0	0	0	0	44.204
403	07	01	00	Publicidad y propaganda	16.748	0	0	0	0	0	16.748
403	07	02	00	Imprenta y reproducción	27.456	0	0	0	0	0	27.456
403	09	00	00	Viáticos y pasajes	35.200	0	0	0	0	0	35.200
403	09	01	00	Viáticos y pasajes dentro del país	35.200	0	0	0	0	0	35.200
403	18	00	00	Impuestos indirectos	26.664	0	0	0	0	0	26.664
403	18	01	00	Impuesto al valor agregado	26.664	0	0	0	0	0	26.664
				Totales	**243.902**	**0**	**0**	**0**	**0**	**0**	**243.902**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 117917 170155000 FORTALECIMIENTO DEL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: DISMINUIR EL IMPACTO DE LAS ACTIVIDADES SUSCEPTIBLES DE DEGRADAR EL AMBIENTE EN ÁREAS PRIORITARIAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170155012 INSPECCIONES PARA LA FISCALIZACIÓN Y EL CONTROL DE ACTIVIDADES CAPACES DE DEGRADAR EL AMBIENTE EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 48

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**47.289**	**0**	**0**	**0**	**0**	**0**	**47.289**
402	01	00	00	Productos alimenticios y agropecuarios	11.700	0	0	0	0	0	11.700
402	01	01	00	Alimentos y bebidas para personas	11.700	0	0	0	0	0	11.700
402	04	00	00	Productos de cuero y caucho	11.700	0	0	0	0	0	11.700
402	04	03	00	Cauchos y tripas para vehículos	11.700	0	0	0	0	0	11.700
402	05	00	00	Productos de papel, cartón e impresos	5.459	0	0	0	0	0	5.459
402	05	03	00	Productos de papel y cartón para oficina	5.459	0	0	0	0	0	5.459
402	06	00	00	Productos químicos y derivados	12.930	0	0	0	0	0	12.930
402	06	03	00	Tintas, pinturas y colorantes	11.700	0	0	0	0	0	11.700
402	06	06	00	Combustibles y lubricantes	1.230	0	0	0	0	0	1.230
402	10	00	00	Productos varios y útiles diversos	5.500	0	0	0	0	0	5.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.500	0	0	0	0	0	5.500
403	**00**	**00**	**00**	**Servicios no personales**	**79.800**	**0**	**0**	**0**	**0**	**0**	**79.800**
403	09	00	00	Viáticos y pasajes	34.000	0	0	0	0	0	34.000
403	09	01	00	Viáticos y pasajes dentro del país	34.000	0	0	0	0	0	34.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	24.700	0	0	0	0	0	24.700
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	24.700	0	0	0	0	0	24.700
403	18	00	00	Impuestos indirectos	21.100	0	0	0	0	0	21.100
403	18	01	00	Impuesto al valor agregado	21.100	0	0	0	0	0	21.100
404	**00**	**00**	**00**	**Activos reales**	**67.600**	**0**	**0**	**0**	**0**	**0**	**67.600**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	67.600	0	0	0	0	0	67.600
404	09	02	00	Equipos de computación	67.600	0	0	0	0	0	67.600
				Totales	**194.689**	**0**	**0**	**0**	**0**	**0**	**194.689**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 117917 170155000 FORTALECIMIENTO DEL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: DISMINUIR EL IMPACTO DE LAS ACTIVIDADES SUSCEPTIBLES DE DEGRADAR EL AMBIENTE EN ÁREAS PRIORITARIAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170155013 DICTAR LINEAMIENTOS PARA ACCIONES PREVENTIVAS DE CONTROL AMBIENTAL EN ACTIVIDADES RELEVANTES DEL DESARROLLO NACIONAL

UNIDAD DE MEDIDA: JORNADA **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**68.610**	**0**	**0**	**0**	**0**	**0**	**68.610**
402	01	00	00	Productos alimenticios y agropecuarios	14.300	0	0	0	0	0	14.300
402	01	01	00	Alimentos y bebidas para personas	14.300	0	0	0	0	0	14.300
402	03	00	00	Textiles y vestuarios	42.000	0	0	0	0	0	42.000
402	03	02	00	Prendas de vestir	42.000	0	0	0	0	0	42.000
402	05	00	00	Productos de papel, cartón e impresos	750	0	0	0	0	0	750
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	750	0	0	0	0	0	750
402	06	00	00	Productos químicos y derivados	260	0	0	0	0	0	260
402	06	08	00	Productos plásticos	260	0	0	0	0	0	260
402	10	00	00	Productos varios y útiles diversos	11.300	0	0	0	0	0	11.300
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	900	0	0	0	0	0	900
402	10	08	00	Materiales para equipos de computación	10.400	0	0	0	0	0	10.400
403	**00**	**00**	**00**	**Servicios no personales**	**54.548**	**0**	**0**	**0**	**0**	**0**	**54.548**
403	07	00	00	Servicios de información, impresión y relaciones públicas	37.128	0	0	0	0	0	37.128
403	07	01	00	Publicidad y propaganda	5.928	0	0	0	0	0	5.928
403	07	02	00	Imprenta y reproducción	31.200	0	0	0	0	0	31.200
403	09	00	00	Viáticos y pasajes	4.140	0	0	0	0	0	4.140
403	09	01	00	Viáticos y pasajes dentro del país	4.140	0	0	0	0	0	4.140
403	18	00	00	Impuestos indirectos	13.280	0	0	0	0	0	13.280
403	18	01	00	Impuesto al valor agregado	13.280	0	0	0	0	0	13.280
				Totales	**123.158**	**0**	**0**	**0**	**0**	**0**	**123.158**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 117917 170155000 FORTALECIMIENTO DEL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: DISMINUIR EL IMPACTO DE LAS ACTIVIDADES SUSCEPTIBLES DE DEGRADAR EL AMBIENTE EN ÁREAS PRIORITARIAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170155014 PLANIFICAR CON ENTES INTERINSTITUCIONALES E INTRAINSTITUCIONALES MEDIANTE REUNIONES Y MESAS DE TRABAJO, LA EJECUCIÓN DE ACCIONES QUE MINIMICEN LA INCIDENCIA DE ILÍCITOS AMBIENTALES A NIVEL NACIONAL

UNIDAD DE MEDIDA: REPORTE **META:** 42

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**520.000**	**0**	**0**	**0**	**0**	**0**	**520.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	379.600	0	0	0	0	0	379.600
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	379.600	0	0	0	0	0	379.600
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	140.400	0	0	0	0	0	140.400
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	140.400	0	0	0	0	0	140.400
403	**00**	**00**	**00**	**Servicios no personales**	**6.500**	**0**	**0**	**0**	**0**	**0**	**6.500**
403	09	00	00	Viáticos y pasajes	5.800	0	0	0	0	0	5.800
403	09	01	00	Viáticos y pasajes dentro del pais	5.800	0	0	0	0	0	5.800
403	18	00	00	Impuestos indirectos	700	0	0	0	0	0	700
403	18	01	00	Impuesto al valor agregado	700	0	0	0	0	0	700
				Totales	**526.500**	**0**	**0**	**0**	**0**	**0**	**526.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118005 170156000 COORDINACIÓN, CAPACITACIÓN Y ASISTENCIA TÉCNICA A LAS DIRECCIONES ESTADALES AMBIENTALES Y COMUNIDADES ORGANIZADAS PARA LA GESTIÓN DE LAS POLÍTICAS EDUCATIVO - AMBIENTALES

OBJETIVO DEL PROYECTO: INCREMENTAR LA PARTICIPACIÓN Y ASISTENCIA TÉCNICA SUMINISTRADA A LAS DIRECCIONES ESTADALES AMBIENTALES Y COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 4.950 **FEMENINO:** 3.217 **MASCULINO:** 1.733

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**632.000**	**0**	**0**	**0**	**0**	**0**	**632.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	606.000	0	0	0	0	0	606.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	54.000	0	0	0	0	0	54.000
401	01	18	00	Remuneraciones al personal contratado	552.000	0	0	0	0	0	552.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	26.000	0	0	0	0	0	26.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	26.000	0	0	0	0	0	26.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**398.680**	**0**	**0**	**0**	**0**	**0**	**398.680**
402	01	00	00	Productos alimenticios y agropecuarios	105.000	0	0	0	0	0	105.000
402	01	01	00	Alimentos y bebidas para personas	105.000	0	0	0	0	0	105.000
402	03	00	00	Textiles y vestuarios	128.000	0	0	0	0	0	128.000
402	03	01	00	Textiles	111.200	0	0	0	0	0	111.200
402	03	02	00	Prendas de vestir	16.800	0	0	0	0	0	16.800
402	04	00	00	Productos de cuero y caucho	33.600	0	0	0	0	0	33.600
402	04	03	00	Cauchos y tripas para vehículos	33.600	0	0	0	0	0	33.600
402	05	00	00	Productos de papel, cartón e impresos	39.080	0	0	0	0	0	39.080
402	05	03	00	Productos de papel y cartón para oficina	6.800	0	0	0	0	0	6.800
402	05	04	00	Libros, revistas y periódicos	20.480	0	0	0	0	0	20.480
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	11.800	0	0	0	0	0	11.800
402	06	00	00	Productos químicos y derivados	35.000	0	0	0	0	0	35.000
402	06	03	00	Tintas, pinturas y colorantes	31.000	0	0	0	0	0	31.000
402	06	08	00	Productos plásticos	4.000	0	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	58.000	0	0	0	0	0	58.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	24.500	0	0	0	0	0	24.500
402	10	08	00	Materiales para equipos de computación	33.500	0	0	0	0	0	33.500
403	**00**	**00**	**00**	**Servicios no personales**	**1.281.820**	**0**	**0**	**0**	**0**	**0**	**1.281.820**
403	01	00	00	Alquileres de inmuebles	16.000	0	0	0	0	0	16.000
403	01	01	00	Alquileres de edificios y locales	16.000	0	0	0	0	0	16.000
403	02	00	00	Alquileres de maquinaria y equipos	17.600	0	0	0	0	0	17.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118005 170156000 COORDINACIÓN, CAPACITACIÓN Y ASISTENCIA TÉCNICA A LAS DIRECCIONES ESTADALES AMBIENTALES Y COMUNIDADES ORGANIZADAS PARA LA GESTIÓN DE LAS POLÍTICAS EDUCATIVO - AMBIENTALES

OBJETIVO DEL PROYECTO: INCREMENTAR LA PARTICIPACIÓN Y ASISTENCIA TÉCNICA SUMINISTRADA A LAS DIRECCIONES ESTADALES AMBIENTALES Y COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 4.950 **FEMENINO:** 3.217 **MASCULINO:** 1.733

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	17.600	0	0	0	0	0	17.600
403	06	00	00	Servicios de transporte y almacenaje	3.000	0	0	0	0	0	3.000
403	06	01	00	Fletes y embalajes	3.000	0	0	0	0	0	3.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	498.245	0	0	0	0	0	498.245
403	07	02	00	Imprenta y reproducción	413.045	0	0	0	0	0	413.045
403	07	03	00	Relaciones sociales	85.200	0	0	0	0	0	85.200
403	09	00	00	Viáticos y pasajes	198.000	0	0	0	0	0	198.000
403	09	01	00	Viáticos y pasajes dentro del país	198.000	0	0	0	0	0	198.000
403	10	00	00	Servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	142.400	0	0	0	0	0	142.400
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	100.000	0	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	42.400	0	0	0	0	0	42.400
403	18	00	00	Impuestos indirectos	206.575	0	0	0	0	0	206.575
403	18	01	00	Impuesto al valor agregado	206.575	0	0	0	0	0	206.575
404	**00**	**00**	**00**	**Activos reales**	**247.500**	**0**	**0**	**0**	**0**	**0**	**247.500**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	193.500	0	0	0	0	0	193.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	193.500	0	0	0	0	0	193.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	8.000	0	0	0	0	0	8.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	8.000	0	0	0	0	0	8.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	46.000	0	0	0	0	0	46.000
404	09	02	00	Equipos de computación	46.000	0	0	0	0	0	46.000
				Totales	**2.560.000**	**0**	**0**	**0**	**0**	**0**	**2.560.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118005 170156000 COORDINACIÓN, CAPACITACIÓN Y ASISTENCIA TÉCNICA A LAS DIRECCIONES ESTADALES AMBIENTALES Y COMUNIDADES ORGANIZADAS PARA LA GESTIÓN DE LAS POLÍTICAS EDUCATIVO - AMBIENTALES

OBJETIVO DEL PROYECTO: INCREMENTAR LA PARTICIPACIÓN Y ASISTENCIA TÉCNICA SUMINISTRADA A LAS DIRECCIONES ESTADALES AMBIENTALES Y COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 4.950 **FEMENINO:** 3.217 **MASCULINO:** 1.733

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118005 170156000 COORDINACIÓN, CAPACITACIÓN Y ASISTENCIA TÉCNICA A LAS DIRECCIONES ESTADALES AMBIENTALES Y COMUNIDADES ORGANIZADAS PARA LA GESTIÓN DE LAS POLÍTICAS EDUCATIVO - AMBIENTALES

OBJETIVO DEL PROYECTO: INCREMENTAR LA PARTICIPACIÓN Y ASISTENCIA TÉCNICA SUMINISTRADA A LAS DIRECCIONES ESTADALES AMBIENTALES Y COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 4.950 **FEMENINO:** 3.217 **MASCULINO:** 1.733

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170156001 FORMULACIÓN Y COORDINACIÓN DE POLÍTICAS Y LINEAMIENTOS EN MATERIA EDUCATIVO AMBIENTAL A LAS DIRECCIONES ESTADALES AMBIENTALES Y COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 264

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN COMUNITARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**632.000**	**0**	**0**	**0**	**0**	**0**	**632.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	606.000	0	0	0	0	0	606.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	54.000	0	0	0	0	0	54.000
401	01	18	00	Remuneraciones al personal contratado	552.000	0	0	0	0	0	552.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	26.000	0	0	0	0	0	26.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	26.000	0	0	0	0	0	26.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**163.000**	**0**	**0**	**0**	**0**	**0**	**163.000**
402	01	00	00	Productos alimenticios y agropecuarios	105.000	0	0	0	0	0	105.000
402	01	01	00	Alimentos y bebidas para personas	105.000	0	0	0	0	0	105.000
402	10	00	00	Productos varios y útiles diversos	58.000	0	0	0	0	0	58.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	24.500	0	0	0	0	0	24.500
402	10	08	00	Materiales para equipos de computación	33.500	0	0	0	0	0	33.500
403	**00**	**00**	**00**	**Servicios no personales**	**225.864**	**0**	**0**	**0**	**0**	**0**	**225.864**
403	07	00	00	Servicios de información, impresión y relaciones públicas	85.200	0	0	0	0	0	85.200
403	07	03	00	Relaciones sociales	85.200	0	0	0	0	0	85.200
403	09	00	00	Viáticos y pasajes	99.000	0	0	0	0	0	99.000
403	09	01	00	Viáticos y pasajes dentro del país	99.000	0	0	0	0	0	99.000
403	18	00	00	Impuestos indirectos	41.664	0	0	0	0	0	41.664
403	18	01	00	Impuesto al valor agregado	41.664	0	0	0	0	0	41.664
				Totales	**1.020.864**	**0**	**0**	**0**	**0**	**0**	**1.020.864**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118005 170156000 COORDINACIÓN, CAPACITACIÓN Y ASISTENCIA TÉCNICA A LAS DIRECCIONES ESTADALES AMBIENTALES Y COMUNIDADES ORGANIZADAS PARA LA GESTIÓN DE LAS POLÍTICAS EDUCATIVO - AMBIENTALES

OBJETIVO DEL PROYECTO: INCREMENTAR LA PARTICIPACIÓN Y ASISTENCIA TÉCNICA SUMINISTRADA A LAS DIRECCIONES ESTADALES AMBIENTALES Y COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 4.950 **FEMENINO:** 3.217 **MASCULINO:** 1.733

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170156002 CAPACITACIÓN PARA EL PERSONAL DE LAS DIRECCIONES ESTADALES AMBIENTALES Y COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 4.950

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN COMUNITARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**177.600**	**0**	**0**	**0**	**0**	**0**	**177.600**
402	03	00	00	Textiles y vestuarios	128.000	0	0	0	0	0	128.000
402	03	01	00	Textiles	111.200	0	0	0	0	0	111.200
402	03	02	00	Prendas de vestir	16.800	0	0	0	0	0	16.800
402	05	00	00	Productos de papel, cartón e impresos	18.600	0	0	0	0	0	18.600
402	05	03	00	Productos de papel y cartón para oficina	6.800	0	0	0	0	0	6.800
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	11.800	0	0	0	0	0	11.800
402	06	00	00	Productos químicos y derivados	31.000	0	0	0	0	0	31.000
402	06	03	00	Tintas, pinturas y colorantes	31.000	0	0	0	0	0	31.000
403	**00**	**00**	**00**	**Servicios no personales**	**397.184**	**0**	**0**	**0**	**0**	**0**	**397.184**
403	01	00	00	Alquileres de inmuebles	16.000	0	0	0	0	0	16.000
403	01	01	00	Alquileres de edificios y locales	16.000	0	0	0	0	0	16.000
403	02	00	00	Alquileres de maquinaria y equipos	17.600	0	0	0	0	0	17.600
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	17.600	0	0	0	0	0	17.600
403	06	00	00	Servicios de transporte y almacenaje	3.000	0	0	0	0	0	3.000
403	06	01	00	Fletes y embalajes	3.000	0	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	99.000	0	0	0	0	0	99.000
403	09	01	00	Viáticos y pasajes dentro del pais	99.000	0	0	0	0	0	99.000
403	10	00	00	Servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	61.584	0	0	0	0	0	61.584
403	18	01	00	Impuesto al valor agregado	61.584	0	0	0	0	0	61.584
				Totales	**574.784**	**0**	**0**	**0**	**0**	**0**	**574.784**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118005 170156000 COORDINACIÓN, CAPACITACIÓN Y ASISTENCIA TÉCNICA A LAS DIRECCIONES ESTADALES AMBIENTALES Y COMUNIDADES ORGANIZADAS PARA LA GESTIÓN DE LAS POLÍTICAS EDUCATIVO - AMBIENTALES

OBJETIVO DEL PROYECTO: INCREMENTAR LA PARTICIPACIÓN Y ASISTENCIA TÉCNICA SUMINISTRADA A LAS DIRECCIONES ESTADALES AMBIENTALES Y COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 4.950 **FEMENINO:** 3.217 **MASCULINO:** 1.733

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170156003 ELABORACIÓN, REPRODUCCIÓN Y PUBLICACIÓN DE MATERIALES TÉCNICOS AMBIENTALES

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN COMUNITARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**58.080**	**0**	**0**	**0**	**0**	0	**58.080**
402	04	00	00	Productos de cuero y caucho	33.600	0	0	0	0	0	33.600
402	04	03	00	Cauchos y tripas para vehículos	33.600	0	0	0	0	0	33.600
402	05	00	00	Productos de papel, cartón e impresos	20.480	0	0	0	0	0	20.480
402	05	04	00	Libros, revistas y periódicos	20.480	0	0	0	0	0	20.480
402	06	00	00	Productos químicos y derivados	4.000	0	0	0	0	0	4.000
402	06	08	00	Productos plásticos	4.000	0	0	0	0	0	4.000
403	**00**	**00**	**00**	**Servicios no personales**	**658.772**	**0**	**0**	**0**	**0**	0	**658.772**
403	07	00	00	Servicios de información, impresión y relaciones públicas	413.045	0	0	0	0	0	413.045
403	07	02	00	Imprenta y reproducción	413.045	0	0	0	0	0	413.045
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	142.400	0	0	0	0	0	142.400
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	100.000	0	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	42.400	0	0	0	0	0	42.400
403	18	00	00	Impuestos indirectos	103.327	0	0	0	0	0	103.327
403	18	01	00	Impuesto al valor agregado	103.327	0	0	0	0	0	103.327
404	**00**	**00**	**00**	**Activos reales**	**247.500**	**0**	**0**	**0**	**0**	0	**247.500**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	193.500	0	0	0	0	0	193.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	193.500	0	0	0	0	0	193.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	8.000	0	0	0	0	0	8.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	8.000	0	0	0	0	0	8.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	46.000	0	0	0	0	0	46.000
404	09	02	00	Equipos de computación	46.000	0	0	0	0	0	46.000
				Totales	**964.352**	**0**	**0**	**0**	**0**	0	**964.352**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 117746 170157000 ACTUALIZACIÓN TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS COMUNICACIONES INTERNAS Y AUMENTAR LA CAPACIDAD DE USUARIOS TANTO EN EL NIVEL CENTRAL COMO EN EL ÁMBITO REGIONAL DEL MINISTERIO

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIONES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**220.000**	**0**	**0**	**0**	**0**	**0**	**220.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	220.000	0	0	0	0	0	220.000
401	01	18	00	Remuneraciones al personal contratado	220.000	0	0	0	0	0	220.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**79.143**	**0**	**0**	**0**	**0**	**0**	**79.143**
402	06	00	00	Productos químicos y derivados	9.143	0	0	0	0	0	9.143
402	06	08	00	Productos plásticos	9.143	0	0	0	0	0	9.143
402	08	00	00	Productos metálicos	10.000	0	0	0	0	0	10.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	60.000	0	0	0	0	0	60.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	0	30.000
402	10	11	00	Materiales eléctricos	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.179.857**	**0**	**0**	**0**	**0**	**0**	**1.179.857**
403	03	00	00	Derechos sobre bienes intangibles	250.000	0	0	0	0	0	250.000
403	03	03	00	Paquetes y programas de computación	250.000	0	0	0	0	0	250.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	490.000	0	0	0	0	0	490.000
403	10	03	00	Servicios de procesamiento de datos	380.000	0	0	0	0	0	380.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	40.000	0	0	0	0	0	40.000
403	10	07	00	Servicios de capacitación y adiestramiento	70.000	0	0	0	0	0	70.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	200.000	0	0	0	0	0	200.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	189.857	0	0	0	0	0	189.857
403	18	01	00	Impuesto al valor agregado	189.857	0	0	0	0	0	189.857
404	**00**	**00**	**00**	**Activos reales**	**293.000**	**0**	**0**	**0**	**0**	**0**	**293.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	293.000	0	0	0	0	0	293.000
404	05	01	00	Equipos de telecomunicaciones	293.000	0	0	0	0	0	293.000
				Totales	**1.772.000**	**0**	**0**	**0**	**0**	**0**	**1.772.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 117746 170157000 ACTUALIZACIÓN TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS COMUNICACIONES INTERNAS Y AUMENTAR LA CAPACIDAD DE USUARIOS TANTO EN EL NIVEL CENTRAL COMO EN EL ÁMBITO REGIONAL DEL MINISTERIO

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA

META: 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIONES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 117746 170157000 ACTUALIZACIÓN TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS COMUNICACIONES INTERNAS Y AUMENTAR LA CAPACIDAD DE USUARIOS TANTO EN EL NIVEL CENTRAL COMO EN EL ÁMBITO REGIONAL DEL MINISTERIO

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170157001 ACTUALIZAR CENTRAL TELEFÓNICA

UNIDAD DE MEDIDA: EQUIPO ACTUALIZADO Y MANTENIDO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION DE INFORMATICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**220.000**	**0**	**0**	**0**	**0**	**0**	**220.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	220.000	0	0	0	0	0	220.000
401	01	18	00	Remuneraciones al personal contratado	220.000	0	0	0	0	0	220.000
403	**00**	**00**	**00**	**Servicios no personales**	**855.960**	**0**	**0**	**0**	**0**	**0**	**855.960**
403	03	00	00	Derechos sobre bienes intangibles	200.000	0	0	0	0	0	200.000
403	03	03	00	Paquetes y programas de computación	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del pais	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	370.000	0	0	0	0	0	370.000
403	10	03	00	Servicios de procesamiento de datos	300.000	0	0	0	0	0	300.000
403	10	07	00	Servicios de capacitación y adiestramiento	70.000	0	0	0	0	0	70.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	135.960	0	0	0	0	0	135.960
403	18	01	00	Impuesto al valor agregado	135.960	0	0	0	0	0	135.960
404	**00**	**00**	**00**	**Activos reales**	**193.000**	**0**	**0**	**0**	**0**	**0**	**193.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	193.000	0	0	0	0	0	193.000
404	05	01	00	Equipos de telecomunicaciones	193.000	0	0	0	0	0	193.000
				Totales	**1.268.960**	**0**	**0**	**0**	**0**	**0**	**1.268.960**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 117746 170157000 ACTUALIZACIÓN TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS COMUNICACIONES INTERNAS Y AUMENTAR LA CAPACIDAD DE USUARIOS TANTO EN EL NIVEL CENTRAL COMO EN EL ÁMBITO REGIONAL DEL MINISTERIO

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170157002 REUBICAR CUARTOS DE CABLEADO PISOS 7 Y 26

UNIDAD DE MEDIDA: CUARTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**79.143**	**0**	**0**	**0**	**0**	0	**79.143**
402	06	00	00	Productos químicos y derivados	9.143	0	0	0	0	0	9.143
402	06	08	00	Productos plásticos	9.143	0	0	0	0	0	9.143
402	08	00	00	Productos metálicos	10.000	0	0	0	0	0	10.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	60.000	0	0	0	0	0	60.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	0	30.000
402	10	11	00	Materiales eléctricos	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**323.897**	**0**	**0**	**0**	**0**	0	**323.897**
403	03	00	00	Derechos sobre bienes intangibles	50.000	0	0	0	0	0	50.000
403	03	03	00	Paquetes y programas de computación	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	120.000	0	0	0	0	0	120.000
403	10	03	00	Servicios de procesamiento de datos	80.000	0	0	0	0	0	80.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	40.000	0	0	0	0	0	40.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	53.897	0	0	0	0	0	53.897
403	18	01	00	Impuesto al valor agregado	53.897	0	0	0	0	0	53.897
404	**00**	**00**	**00**	**Activos reales**	**100.000**	**0**	**0**	**0**	**0**	0	**100.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
404	05	01	00	Equipos de telecomunicaciones	100.000	0	0	0	0	0	100.000
				Totales	**503.040**	**0**	**0**	**0**	**0**	0	**503.040**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 117967 170158000 PREVENCIÓN Y EXTINCIÓN DE LOS INCENDIOS FORESTALES PARA LA CONSERVACIÓN DE LA BIODIVERSIDAD Y LAS CUENCAS HIDROGRÁFICAS, AÑO 2013

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE PREVENCIÓN Y EXTINCIÓN DE LOS INCENDIOS FORESTALES DE LAS COMUNIDADES Y LOS GRUPOS VOLUNTARIOS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 120 **FEMENINO:** 12 **MASCULINO:** 108

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.628.932**	**0**	**0**	**0**	**0**	**0**	**1.628.932**
402	01	00	00	Productos alimenticios y agropecuarios	84.612	0	0	0	0	0	84.612
402	01	01	00	Alimentos y bebidas para personas	84.612	0	0	0	0	0	84.612
402	03	00	00	Textiles y vestuarios	291.200	0	0	0	0	0	291.200
402	03	02	00	Prendas de vestir	291.200	0	0	0	0	0	291.200
402	05	00	00	Productos de papel, cartón e impresos	2.206	0	0	0	0	0	2.206
402	05	01	00	Pulpa de madera, papel y cartón	1.152	0	0	0	0	0	1.152
402	05	03	00	Productos de papel y cartón para oficina	216	0	0	0	0	0	216
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	838	0	0	0	0	0	838
402	06	00	00	Productos químicos y derivados	60.240	0	0	0	0	0	60.240
402	06	06	00	Combustibles y lubricantes	60.240	0	0	0	0	0	60.240
402	08	00	00	Productos metálicos	466.586	0	0	0	0	0	466.586
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	466.586	0	0	0	0	0	466.586
402	10	00	00	Productos varios y útiles diversos	724.088	0	0	0	0	0	724.088
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.952	0	0	0	0	0	2.952
402	10	07	00	Productos de seguridad en el trabajo	494.000	0	0	0	0	0	494.000
402	10	99	00	Otros productos y útiles diversos	227.136	0	0	0	0	0	227.136
403	**00**	**00**	**00**	**Servicios no personales**	**247.263**	**0**	**0**	**0**	**0**	**0**	**247.263**
403	09	00	00	Viáticos y pasajes	18.072	0	0	0	0	0	18.072
403	09	01	00	Viáticos y pasajes dentro del país	18.072	0	0	0	0	0	18.072
403	18	00	00	Impuestos indirectos	229.191	0	0	0	0	0	229.191
403	18	01	00	Impuesto al valor agregado	229.191	0	0	0	0	0	229.191
404	**00**	**00**	**00**	**Activos reales**	**323.805**	**0**	**0**	**0**	**0**	**0**	**323.805**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	323.805	0	0	0	0	0	323.805
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	323.805	0	0	0	0	0	323.805
				Totales	**2.200.000**	**0**	**0**	**0**	**0**	**0**	**2.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 117967 170158000 PREVENCIÓN Y EXTINCIÓN DE LOS INCENDIOS FORESTALES PARA LA CONSERVACIÓN DE LA BIODIVERSIDAD Y LAS CUENCAS HIDROGRÁFICAS, AÑO 2013

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE PREVENCIÓN Y EXTINCIÓN DE LOS INCENDIOS FORESTALES DE LAS COMUNIDADES Y LOS GRUPOS VOLUNTARIOS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 120 **FEMENINO:** 12 **MASCULINO:** 108

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 117967 170158000 PREVENCIÓN Y EXTINCIÓN DE LOS INCENDIOS FORESTALES PARA LA CONSERVACIÓN DE LA BIODIVERSIDAD Y LAS CUENCAS HIDROGRÁFICAS, AÑO 2013

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE PREVENCIÓN Y EXTINCIÓN DE LOS INCENDIOS FORESTALES DE LAS COMUNIDADES Y LOS GRUPOS VOLUNTARIOS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 120 **FEMENINO:** 12 **MASCULINO:** 108

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170158001 FORMACIÓN DE MULTIPLICADORES PARA AMPLIAR LA CAPACIDAD DE SENSIBILIZAR A LAS COMUNIDADES RESPECTO A LA PROBLEMÁTICA DE LOS INCENDIOS FORESTALES

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 60

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**28.867**	**0**	**0**	**0**	**0**	**0**	**28.867**
402	01	00	00	Productos alimenticios y agropecuarios	26.060	0	0	0	0	0	26.060
402	01	01	00	Alimentos y bebidas para personas	26.060	0	0	0	0	0	26.060
402	05	00	00	Productos de papel, cartón e impresos	1.331	0	0	0	0	0	1.331
402	05	01	00	Pulpa de madera, papel y cartón	576	0	0	0	0	0	576
402	05	03	00	Productos de papel y cartón para oficina	108	0	0	0	0	0	108
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	647	0	0	0	0	0	647
402	10	00	00	Productos varios y útiles diversos	1.476	0	0	0	0	0	1.476
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.476	0	0	0	0	0	1.476
403	**00**	**00**	**00**	**Servicios no personales**	**13.391**	**0**	**0**	**0**	**0**	**0**	**13.391**
403	09	00	00	Viáticos y pasajes	9.036	0	0	0	0	0	9.036
403	09	01	00	Viáticos y pasajes dentro del país	9.036	0	0	0	0	0	9.036
403	18	00	00	Impuestos indirectos	4.355	0	0	0	0	0	4.355
403	18	01	00	Impuesto al valor agregado	4.355	0	0	0	0	0	4.355
				Totales	**42.258**	**0**	**0**	**0**	**0**	**0**	**42.258**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 117967 170158000 PREVENCIÓN Y EXTINCIÓN DE LOS INCENDIOS FORESTALES PARA LA CONSERVACIÓN DE LA BIODIVERSIDAD Y LAS CUENCAS HIDROGRÁFICAS, AÑO 2013

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE PREVENCIÓN Y EXTINCIÓN DE LOS INCENDIOS FORESTALES DE LAS COMUNIDADES Y LOS GRUPOS VOLUNTARIOS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 120 **FEMENINO:** 12 **MASCULINO:** 108

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170158002 CAPACITACIÓN DE BRIGADISTAS PARA EL COMBATE DIRECTO DE INCENDIOS FORESTALES

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 60

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**28.472**	**0**	**0**	**0**	**0**	0	**28.472**
402	01	00	00	Productos alimenticios y agropecuarios	26.052	0	0	0	0	0	26.052
402	01	01	00	Alimentos y bebidas para personas	26.052	0	0	0	0	0	26.052
402	05	00	00	Productos de papel, cartón e impresos	875	0	0	0	0	0	875
402	05	01	00	Pulpa de madera, papel y cartón	576	0	0	0	0	0	576
402	05	03	00	Productos de papel y cartón para oficina	108	0	0	0	0	0	108
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	191	0	0	0	0	0	191
402	06	00	00	Productos químicos y derivados	69	0	0	0	0	0	69
402	06	06	00	Combustibles y lubricantes	69	0	0	0	0	0	69
402	10	00	00	Productos varios y útiles diversos	1.476	0	0	0	0	0	1.476
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.476	0	0	0	0	0	1.476
403	**00**	**00**	**00**	**Servicios no personales**	**13.564**	**0**	**0**	**0**	**0**	0	**13.564**
403	09	00	00	Viáticos y pasajes	9.036	0	0	0	0	0	9.036
403	09	01	00	Viáticos y pasajes dentro del país	9.036	0	0	0	0	0	9.036
403	18	00	00	Impuestos indirectos	4.528	0	0	0	0	0	4.528
403	18	01	00	Impuesto al valor agregado	4.528	0	0	0	0	0	4.528
				Totales	**42.036**	**0**	**0**	**0**	**0**	0	**42.036**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 117967 170158000 PREVENCIÓN Y EXTINCIÓN DE LOS INCENDIOS FORESTALES PARA LA CONSERVACIÓN DE LA BIODIVERSIDAD Y LAS CUENCAS HIDROGRÁFICAS, AÑO 2013

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE PREVENCIÓN Y EXTINCIÓN DE LOS INCENDIOS FORESTALES DE LAS COMUNIDADES Y LOS GRUPOS VOLUNTARIOS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 120 **FEMENINO:** 12 **MASCULINO:** 108

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170158003 EXTINCIÓN DE INCENDIOS FORESTALES

UNIDAD DE MEDIDA: EVENTO ASISTIDO **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**1.571.593**	0	0	0	0	0	**1.571.593**
402	01	00	00	Productos alimenticios y agropecuarios	32.500	0	0	0	0	0	32.500
402	01	01	00	Alimentos y bebidas para personas	32.500	0	0	0	0	0	32.500
402	03	00	00	Textiles y vestuarios	291.200	0	0	0	0	0	291.200
402	03	02	00	Prendas de vestir	291.200	0	0	0	0	0	291.200
402	06	00	00	Productos químicos y derivados	60.171	0	0	0	0	0	60.171
402	06	06	00	Combustibles y lubricantes	60.171	0	0	0	0	0	60.171
402	08	00	00	Productos metálicos	466.586	0	0	0	0	0	466.586
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	466.586	0	0	0	0	0	466.586
402	10	00	00	Productos varios y útiles diversos	721.136	0	0	0	0	0	721.136
402	10	07	00	Productos de seguridad en el trabajo	494.000	0	0	0	0	0	494.000
402	10	99	00	Otros productos y útiles diversos	227.136	0	0	0	0	0	227.136
403	00	00	00	**Servicios no personales**	**220.308**	0	0	0	0	0	**220.308**
403	18	00	00	Impuestos indirectos	220.308	0	0	0	0	0	220.308
403	18	01	00	Impuesto al valor agregado	220.308	0	0	0	0	0	220.308
404	00	00	00	**Activos reales**	**323.805**	0	0	0	0	0	**323.805**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	323.805	0	0	0	0	0	323.805
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	323.805	0	0	0	0	0	323.805
				Totales	**2.115.706**	0	0	0	0	0	**2.115.706**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118446 170159000 FORTALECIMIENTO ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE, AÑO 2013

OBJETIVO DEL PROYECTO: INCREMENTAR LA GENERACIÓN, PUBLICACIÓN Y USO DE LAS ESTADÍSTICAS E INDICADORES DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

UNIDAD DE MEDIDA: INDICADOR **META:** 35

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**130.000**	**0**	**0**	**0**	**0**	**0**	**130.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	130.000	0	0	0	0	0	130.000
401	01	18	00	Remuneraciones al personal contratado	130.000	0	0	0	0	0	130.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**40.880**	**0**	**0**	**0**	**0**	**0**	**40.880**
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	3.000	0	0	0	0	0	3.000
402	06	03	00	Tintas, pinturas y colorantes	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	27.880	0	0	0	0	0	27.880
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	08	00	Materiales para equipos de computación	19.880	0	0	0	0	0	19.880
403	**00**	**00**	**00**	**Servicios no personales**	**98.120**	**0**	**0**	**0**	**0**	**0**	**98.120**
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	48.120	0	0	0	0	0	48.120
403	18	01	00	Impuesto al valor agregado	48.120	0	0	0	0	0	48.120
404	**00**	**00**	**00**	**Activos reales**	**310.000**	**0**	**0**	**0**	**0**	**0**	**310.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	0	20.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	20.000	0	0	0	0	0	20.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	290.000	0	0	0	0	0	290.000
404	09	01	00	Mobiliario y equipos de oficina	130.000	0	0	0	0	0	130.000
404	09	02	00	Equipos de computación	160.000	0	0	0	0	0	160.000
				Totales	**579.000**	**0**	**0**	**0**	**0**	**0**	**579.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118446 170159000 FORTALECIMIENTO ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE, AÑO 2013

OBJETIVO DEL PROYECTO: INCREMENTAR LA GENERACIÓN, PUBLICACIÓN Y USO DE LAS ESTADÍSTICAS E INDICADORES DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

UNIDAD DE MEDIDA: INDICADOR

META: 35

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118446 170159000 FORTALECIMIENTO ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE, AÑO 2013

OBJETIVO DEL PROYECTO: INCREMENTAR LA GENERACIÓN, PUBLICACIÓN Y USO DE LAS ESTADÍSTICAS E INDICADORES DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

UNIDAD DE MEDIDA: INDICADOR **META:** 35

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170159001 ACTUALIZAR Y PUBLICAR LOS INDICADORES DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**130.000**	**0**	**0**	**0**	**0**	**0**	**130.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	130.000	0	0	0	0	0	130.000
401	01	18	00	Remuneraciones al personal contratado	130.000	0	0	0	0	0	130.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.000**	**0**	**0**	**0**	**0**	**0**	**19.000**
402	05	00	00	Productos de papel, cartón e impresos	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	1.000	0	0	0	0	0	1.000
402	06	03	00	Tintas, pinturas y colorantes	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	13.000	0	0	0	0	0	13.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.000	0	0	0	0	0	3.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**48.680**	**0**	**0**	**0**	**0**	**0**	**48.680**
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	28.680	0	0	0	0	0	28.680
403	18	01	00	Impuesto al valor agregado	28.680	0	0	0	0	0	28.680
404	**00**	**00**	**00**	**Activos reales**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	0	20.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	20.000	0	0	0	0	0	20.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	180.000	0	0	0	0	0	180.000
404	09	01	00	Mobiliario y equipos de oficina	80.000	0	0	0	0	0	80.000
404	09	02	00	Equipos de computación	100.000	0	0	0	0	0	100.000
				Totales	**397.680**	**0**	**0**	**0**	**0**	**0**	**397.680**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118446 170159000 FORTALECIMIENTO ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE, AÑO 2013

OBJETIVO DEL PROYECTO: INCREMENTAR LA GENERACIÓN, PUBLICACIÓN Y USO DE LAS ESTADÍSTICAS E INDICADORES DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

UNIDAD DE MEDIDA: INDICADOR **META:** 35

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170159002 ACTUALIZAR LAS OPERACIONES ESTADÍSTICAS DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

UNIDAD DE MEDIDA: OPERACIÓN **META:** 35

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**21.880**	**0**	**0**	**0**	**0**	0	**21.880**
402	05	00	00	Productos de papel, cartón e impresos	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	2.000	0	0	0	0	0	2.000
402	06	03	00	Tintas, pinturas y colorantes	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	14.880	0	0	0	0	0	14.880
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	9.880	0	0	0	0	0	9.880
403	**00**	**00**	**00**	**Servicios no personales**	**49.440**	**0**	**0**	**0**	**0**	0	**49.440**
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	19.440	0	0	0	0	0	19.440
403	18	01	00	Impuesto al valor agregado	19.440	0	0	0	0	0	19.440
404	**00**	**00**	**00**	**Activos reales**	**110.000**	**0**	**0**	**0**	**0**	0	**110.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	110.000	0	0	0	0	0	110.000
404	09	01	00	Mobiliario y equipos de oficina	50.000	0	0	0	0	0	50.000
404	09	02	00	Equipos de computación	60.000	0	0	0	0	0	60.000
				Totales	**181.320**	**0**	**0**	**0**	**0**	0	**181.320**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 119293 170160000 CONSERVACIÓN DE SUELOS Y AGUAS ORIENTADA A LAS ESCUELAS RURALES DE LOS ESTADOS, COJEDES, GUÁRICO, LARA, MÉRIDA, TÁCHIRA, TRUJILLO, VARGAS Y YARACUY

OBJETIVO DEL PROYECTO: DESARROLLAR PRÁCTICAS DE CONSERVACIÓN DE SUELOS Y AGUAS ORIENTADAS A LAS ESCUELAS RURALES, CON LA PARTICIPACIÓN DE NIÑOS, NIÑAS, ADOLESCENTES, DOCENTES Y COMUNIDAD EN GENERAL, PARA CONCIENTIZARLOS HACIA LA CONSERVACIÓN DE LAS CUENCAS ABASTECEDORAS DE AGUA

UNIDAD DE MEDIDA: PRÁCTICAS AGRÍCOLAS **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**583.000**	**0**	**0**	**0**	**0**	**0**	**583.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	403.000	0	0	0	0	0	403.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	403.000	0	0	0	0	0	403.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	180.000	0	0	0	0	0	180.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	180.000	0	0	0	0	0	180.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.500**	**0**	**0**	**0**	**0**	**0**	**14.500**
402	01	00	00	Productos alimenticios y agropecuarios	10.500	0	0	0	0	0	10.500
402	01	01	00	Alimentos y bebidas para personas	10.500	0	0	0	0	0	10.500
402	05	00	00	Productos de papel, cartón e impresos	2.000	0	0	0	0	0	2.000
402	05	03	00	Productos de papel y cartón para oficina	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	1.000	0	0	0	0	0	1.000
402	06	03	00	Tintas, pinturas y colorantes	1.000	0	0	0	0	0	1.000
402	08	00	00	Productos metálicos	1.000	0	0	0	0	0	1.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.000	0	0	0	0	0	1.000
403	**00**	**00**	**00**	**Servicios no personales**	**534.800**	**0**	**0**	**0**	**0**	**0**	**534.800**
403	07	00	00	Servicios de información, impresión y relaciones públicas	19.800	0	0	0	0	0	19.800
403	07	02	00	Imprenta y reproducción	19.800	0	0	0	0	0	19.800
403	09	00	00	Viáticos y pasajes	20.500	0	0	0	0	0	20.500
403	09	01	00	Viáticos y pasajes dentro del país	20.500	0	0	0	0	0	20.500
403	10	00	00	Servicios profesionales y técnicos	480.000	0	0	0	0	0	480.000
403	10	99	00	Otros servicios profesionales y técnicos	480.000	0	0	0	0	0	480.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.500	0	0	0	0	0	9.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.500	0	0	0	0	0	4.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
404	**00**	**00**	**00**	**Activos reales**	**7.700**	**0**	**0**	**0**	**0**	**0**	**7.700**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.700	0	0	0	0	0	7.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 119293 170160000 CONSERVACIÓN DE SUELOS Y AGUAS ORIENTADA A LAS ESCUELAS RURALES DE LOS ESTADOS, COJEDES, GUÁRICO, LARA, MÉRIDA, TÁCHIRA, TRUJILLO, VARGAS Y YARACUY

OBJETIVO DEL PROYECTO: DESARROLLAR PRÁCTICAS DE CONSERVACIÓN DE SUELOS Y AGUAS ORIENTADAS A LAS ESCUELAS RURALES, CON LA PARTICIPACIÓN DE NIÑOS, NIÑAS, ADOLESCENTES, DOCENTES Y COMUNIDAD EN GENERAL, PARA CONCIENTIZARLOS HACIA LA CONSERVACIÓN DE LAS CUENCAS ABASTECEDORAS DE AGUA

UNIDAD DE MEDIDA: PRÁCTICAS AGRÍCOLAS

META: 40

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	1.700	0	0	0	0	0	1.700
404	09	02	00	Equipos de computación	6.000	0	0	0	0	0	6.000
				Totales	**1.140.000**	**0**	**0**	**0**	**0**	**0**	**1.140.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 119293 170160000 CONSERVACIÓN DE SUELOS Y AGUAS ORIENTADA A LAS ESCUELAS RURALES DE LOS ESTADOS, COJEDES, GUÁRICO, LARA, MÉRIDA, TÁCHIRA, TRUJILLO, VARGAS Y YARACUY

OBJETIVO DEL PROYECTO: DESARROLLAR PRÁCTICAS DE CONSERVACIÓN DE SUELOS Y AGUAS ORIENTADAS A LAS ESCUELAS RURALES, CON LA PARTICIPACIÓN DE NIÑOS, NIÑAS, ADOLESCENTES, DOCENTES Y COMUNIDAD EN GENERAL, PARA CONCIENTIZARLOS HACIA LA CONSERVACIÓN DE LAS CUENCAS ABASTECEDORAS DE AGUA

UNIDAD DE MEDIDA: PRÁCTICAS AGRÍCOLAS

META: 40

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 119293 170160000 CONSERVACIÓN DE SUELOS Y AGUAS ORIENTADA A LAS ESCUELAS RURALES DE LOS ESTADOS, COJEDES, GUÁRICO, LARA, MÉRIDA, TÁCHIRA, TRUJILLO, VARGAS Y YARACUY

OBJETIVO DEL PROYECTO: DESARROLLAR PRÁCTICAS DE CONSERVACIÓN DE SUELOS Y AGUAS ORIENTADAS A LAS ESCUELAS RURALES, CON LA PARTICIPACIÓN DE NIÑOS, NIÑAS, ADOLESCENTES, DOCENTES Y COMUNIDAD EN GENERAL, PARA CONCIENTIZARLOS HACIA LA CONSERVACIÓN DE LAS CUENCAS ABASTECEDORAS DE AGUA

UNIDAD DE MEDIDA: PRÁCTICAS AGRÍCOLAS **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170160001 FORTALECIMIENTO DE LOS MÉTODOS PARA LA REALIZACIÓN DE LAS PRÁCTICAS DE CONSERVACIÓN A TRAVÉS DE TALLERES DE FORMACIÓN (TEÓRICO-PRÁCTICOS)

UNIDAD DE MEDIDA: TALLER **META:** 48

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**281.763**	**0**	**0**	**0**	**0**	**0**	**281.763**
401	01	00	00	Sueldos, salarios y otras retribuciones	181.763	0	0	0	0	0	181.763
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	181.763	0	0	0	0	0	181.763
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	100.000	0	0	0	0	0	100.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	100.000	0	0	0	0	0	100.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.500**	**0**	**0**	**0**	**0**	**0**	**4.500**
402	01	00	00	Productos alimenticios y agropecuarios	4.500	0	0	0	0	0	4.500
402	01	01	00	Alimentos y bebidas para personas	4.500	0	0	0	0	0	4.500
403	**00**	**00**	**00**	**Servicios no personales**	**137.000**	**0**	**0**	**0**	**0**	**0**	**137.000**
403	09	00	00	Viáticos y pasajes	15.000	0	0	0	0	0	15.000
403	09	01	00	Viáticos y pasajes dentro del país	15.000	0	0	0	0	0	15.000
403	10	00	00	Servicios profesionales y técnicos	120.000	0	0	0	0	0	120.000
403	10	99	00	Otros servicios profesionales y técnicos	120.000	0	0	0	0	0	120.000
403	18	00	00	Impuestos indirectos	2.000	0	0	0	0	0	2.000
403	18	01	00	Impuesto al valor agregado	2.000	0	0	0	0	0	2.000
404	**00**	**00**	**00**	**Activos reales**	**6.000**	**0**	**0**	**0**	**0**	**0**	**6.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.000	0	0	0	0	0	6.000
404	09	02	00	Equipos de computación	6.000	0	0	0	0	0	6.000
				Totales	**429.263**	**0**	**0**	**0**	**0**	**0**	**429.263**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 119293 170160000 CONSERVACIÓN DE SUELOS Y AGUAS ORIENTADA A LAS ESCUELAS RURALES DE LOS ESTADOS, COJEDES, GUÁRICO, LARA, MÉRIDA, TÁCHIRA, TRUJILLO, VARGAS Y YARACUY

OBJETIVO DEL PROYECTO: DESARROLLAR PRÁCTICAS DE CONSERVACIÓN DE SUELOS Y AGUAS ORIENTADAS A LAS ESCUELAS RURALES, CON LA PARTICIPACIÓN DE NIÑOS, NIÑAS, ADOLESCENTES, DOCENTES Y COMUNIDAD EN GENERAL, PARA CONCIENTIZARLOS HACIA LA CONSERVACIÓN DE LAS CUENCAS ABASTECEDORAS DE AGUA

UNIDAD DE MEDIDA: PRÁCTICAS AGRÍCOLAS **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170160002 EJECUCIÓN DE PRÁCTICAS DE CONSERVACIÓN DE SUELOS Y AGUAS: VIVEROS, COMPOST, LOMBRICULTURA, HUERTOS ESCOLARES, REFORESTACIÓN

UNIDAD DE MEDIDA: PRÁCTICAS AGRÍCOLAS **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**301.237**	**0**	**0**	**0**	**0**	**0**	**301.237**
401	01	00	00	Sueldos, salarios y otras retribuciones	221.237	0	0	0	0	0	221.237
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	221.237	0	0	0	0	0	221.237
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	80.000	0	0	0	0	0	80.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	80.000	0	0	0	0	0	80.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.000**	**0**	**0**	**0**	**0**	**0**	**10.000**
402	01	00	00	Productos alimenticios y agropecuarios	6.000	0	0	0	0	0	6.000
402	01	01	00	Alimentos y bebidas para personas	6.000	0	0	0	0	0	6.000
402	05	00	00	Productos de papel, cartón e impresos	2.000	0	0	0	0	0	2.000
402	05	03	00	Productos de papel y cartón para oficina	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	1.000	0	0	0	0	0	1.000
402	06	03	00	Tintas, pinturas y colorantes	1.000	0	0	0	0	0	1.000
402	08	00	00	Productos metálicos	1.000	0	0	0	0	0	1.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.000	0	0	0	0	0	1.000
403	**00**	**00**	**00**	**Servicios no personales**	**397.800**	**0**	**0**	**0**	**0**	**0**	**397.800**
403	07	00	00	Servicios de información, impresión y relaciones públicas	19.800	0	0	0	0	0	19.800
403	07	02	00	Imprenta y reproducción	19.800	0	0	0	0	0	19.800
403	09	00	00	Viáticos y pasajes	5.500	0	0	0	0	0	5.500
403	09	01	00	Viáticos y pasajes dentro del pais	5.500	0	0	0	0	0	5.500
403	10	00	00	Servicios profesionales y técnicos	360.000	0	0	0	0	0	360.000
403	10	99	00	Otros servicios profesionales y técnicos	360.000	0	0	0	0	0	360.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.500	0	0	0	0	0	9.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.500	0	0	0	0	0	4.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 119293 170160000 CONSERVACIÓN DE SUELOS Y AGUAS ORIENTADA A LAS ESCUELAS RURALES DE LOS ESTADOS, COJEDES, GUÁRICO, LARA, MÉRIDA, TÁCHIRA, TRUJILLO, VARGAS Y YARACUY

OBJETIVO DEL PROYECTO: DESARROLLAR PRÁCTICAS DE CONSERVACIÓN DE SUELOS Y AGUAS ORIENTADAS A LAS ESCUELAS RURALES, CON LA PARTICIPACIÓN DE NIÑOS, NIÑAS, ADOLESCENTES, DOCENTES Y COMUNIDAD EN GENERAL, PARA CONCIENTIZARLOS HACIA LA CONSERVACIÓN DE LAS CUENCAS ABASTECEDORAS DE AGUA

UNIDAD DE MEDIDA: PRÁCTICAS AGRÍCOLAS **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 170160002 EJECUCIÓN DE PRÁCTICAS DE CONSERVACIÓN DE SUELOS Y AGUAS: VIVEROS, COMPOST, LOMBRICULTURA, HUERTOS ESCOLARES, REFORESTACIÓN

UNIDAD DE MEDIDA: PRÁCTICAS AGRÍCOLAS **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	3.000	0	0	0	0	0	3.000
403	18	01	00	Impuesto al valor agregado	3.000	0	0	0	0	0	3.000
404	**00**	**00**	**00**	**Activos reales**	**1.700**	**0**	**0**	**0**	**0**	**0**	**1.700**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.700	0	0	0	0	0	1.700
404	09	01	00	Mobiliario y equipos de oficina	1.700	0	0	0	0	0	1.700
				Totales	**710.737**	**0**	**0**	**0**	**0**	**0**	**710.737**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 119299 170161000 EJECUCIÓN DE ESTRATEGIAS PARA LA GENERACIÓN DE INFORMACIÓN EN EL MANEJO Y APROVECHAMIENTO DEL RECURSO SUELO, FASE I

OBJETIVO DEL PROYECTO: PREVENIR Y CONTROLAR LOS PROCESOS DE DEGRADACIÓN DE LOS SUELOS DE LAS CUENCAS, MEDIANTE LA GESTIÓN INTEGRAL DE LOS RECURSOS NATURALES Y EL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**583.000**	**0**	**0**	**0**	**0**	**0**	**583.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	583.000	0	0	0	0	0	583.000
401	01	18	00	Remuneraciones al personal contratado	583.000	0	0	0	0	0	583.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**63.000**	**0**	**0**	**0**	**0**	**0**	**63.000**
402	01	00	00	Productos alimenticios y agropecuarios	24.000	0	0	0	0	0	24.000
402	01	01	00	Alimentos y bebidas para personas	24.000	0	0	0	0	0	24.000
402	04	00	00	Productos de cuero y caucho	15.000	0	0	0	0	0	15.000
402	04	03	00	Cauchos y tripas para vehículos	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	5.000	0	0	0	0	0	5.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	11.000	0	0	0	0	0	11.000
402	06	03	00	Tintas, pinturas y colorantes	3.000	0	0	0	0	0	3.000
402	06	08	00	Productos plásticos	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	8.000	0	0	0	0	0	8.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
403	**00**	**00**	**00**	**Servicios no personales**	**228.000**	**0**	**0**	**0**	**0**	**0**	**228.000**
403	02	00	00	Alquileres de maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.000	0	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	28.000	0	0	0	0	0	28.000
403	07	02	00	Imprenta y reproducción	16.000	0	0	0	0	0	16.000
403	07	03	00	Relaciones sociales	12.000	0	0	0	0	0	12.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	75.000	0	0	0	0	0	75.000
403	10	99	00	Otros servicios profesionales y técnicos	75.000	0	0	0	0	0	75.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	55.000	0	0	0	0	0	55.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	21.000	0	0	0	0	0	21.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	18.000	0	0	0	0	0	18.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 119299 170161000 EJECUCIÓN DE ESTRATEGIAS PARA LA GENERACIÓN DE INFORMACIÓN EN EL MANEJO Y APROVECHAMIENTO DEL RECURSO SUELO, FASE I

OBJETIVO DEL PROYECTO: PREVENIR Y CONTROLAR LOS PROCESOS DE DEGRADACIÓN DE LOS SUELOS DE LAS CUENCAS, MEDIANTE LA GESTIÓN INTEGRAL DE LOS RECURSOS NATURALES Y EL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	16.000	0	0	0	0	0	16.000
403	12	00	00	Conservación y reparaciones menores de obras	15.000	0	0	0	0	0	15.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	15.000	0	0	0	0	0	15.000
403	18	00	00	Impuestos indirectos	30.000	0	0	0	0	0	30.000
403	18	01	00	Impuesto al valor agregado	30.000	0	0	0	0	0	30.000
404	**00**	**00**	**00**	**Activos reales**	**36.000**	**0**	**0**	**0**	**0**	**0**	**36.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	36.000	0	0	0	0	0	36.000
404	09	01	00	Mobiliario y equipos de oficina	16.000	0	0	0	0	0	16.000
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
				Totales	**910.000**	**0**	**0**	**0**	**0**	**0**	**910.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 119299 170161000 EJECUCIÓN DE ESTRATEGIAS PARA LA GENERACIÓN DE INFORMACIÓN EN EL MANEJO Y APROVECHAMIENTO DEL RECURSO SUELO, FASE I

OBJETIVO DEL PROYECTO: PREVENIR Y CONTROLAR LOS PROCESOS DE DEGRADACIÓN DE LOS SUELOS DE LAS CUENCAS, MEDIANTE LA GESTIÓN INTEGRAL DE LOS RECURSOS NATURALES Y EL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 119299 170161000 EJECUCIÓN DE ESTRATEGIAS PARA LA GENERACIÓN DE INFORMACIÓN EN EL MANEJO Y APROVECHAMIENTO DEL RECURSO SUELO, FASE I

OBJETIVO DEL PROYECTO: PREVENIR Y CONTROLAR LOS PROCESOS DE DEGRADACIÓN DE LOS SUELOS DE LAS CUENCAS, MEDIANTE LA GESTIÓN INTEGRAL DE LOS RECURSOS NATURALES Y EL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170161001 PROYECTO DESARROLLO SOCIAL INTEGRAL Y SU INTERRELACIÓN CON EL CAMBIO CLIMÁTICO EN LAS CUENCAS HIDROGRÁFICAS DE LOS ESTADOS LARA Y FALCÓN

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**233.200**	**0**	**0**	**0**	**0**	**0**	**233.200**
401	01	00	00	Sueldos, salarios y otras retribuciones	233.200	0	0	0	0	0	233.200
401	01	18	00	Remuneraciones al personal contratado	233.200	0	0	0	0	0	233.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**40.000**	**0**	**0**	**0**	**0**	**0**	**40.000**
402	01	00	00	Productos alimenticios y agropecuarios	15.000	0	0	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	0	15.000
402	04	00	00	Productos de cuero y caucho	15.000	0	0	0	0	0	15.000
402	04	03	00	Cauchos y tripas para vehículos	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	5.000	0	0	0	0	0	5.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	5.000	0	0	0	0	0	5.000
402	06	03	00	Tintas, pinturas y colorantes	2.000	0	0	0	0	0	2.000
402	06	08	00	Productos plásticos	3.000	0	0	0	0	0	3.000
403	**00**	**00**	**00**	**Servicios no personales**	**121.464**	**0**	**0**	**0**	**0**	**0**	**121.464**
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.000	0	0	0	0	0	5.000
403	07	02	00	Imprenta y reproducción	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del pais	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	27.000	0	0	0	0	0	27.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.000	0	0	0	0	0	11.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	8.000	0	0	0	0	0	8.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	8.000	0	0	0	0	0	8.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 119299 170161000 EJECUCIÓN DE ESTRATEGIAS PARA LA GENERACIÓN DE INFORMACIÓN EN EL MANEJO Y APROVECHAMIENTO DEL RECURSO SUELO, FASE I

OBJETIVO DEL PROYECTO: PREVENIR Y CONTROLAR LOS PROCESOS DE DEGRADACIÓN DE LOS SUELOS DE LAS CUENCAS, MEDIANTE LA GESTIÓN INTEGRAL DE LOS RECURSOS NATURALES Y EL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170161001 PROYECTO DESARROLLO SOCIAL INTEGRAL Y SU INTERRELACIÓN CON EL CAMBIO CLIMÁTICO EN LAS CUENCAS HIDROGRÁFICAS DE LOS ESTADOS LARA Y FALCÓN

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	15.000	0	0	0	0	0	15.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	15.000	0	0	0	0	0	15.000
403	18	00	00	Impuestos indirectos	19.464	0	0	0	0	0	19.464
403	18	01	00	Impuesto al valor agregado	19.464	0	0	0	0	0	19.464
404	**00**	**00**	**00**	**Activos reales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
404	09	01	00	Mobiliario y equipos de oficina	10.000	0	0	0	0	0	10.000
404	09	02	00	Equipos de computación	15.000	0	0	0	0	0	15.000
				Totales	**419.664**	**0**	**0**	**0**	**0**	0	**419.664**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 119299 170161000 EJECUCIÓN DE ESTRATEGIAS PARA LA GENERACIÓN DE INFORMACIÓN EN EL MANEJO Y APROVECHAMIENTO DEL RECURSO SUELO, FASE I

OBJETIVO DEL PROYECTO: PREVENIR Y CONTROLAR LOS PROCESOS DE DEGRADACIÓN DE LOS SUELOS DE LAS CUENCAS, MEDIANTE LA GESTIÓN INTEGRAL DE LOS RECURSOS NATURALES Y EL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170161002 CAPACITACIÓN EN LOS TEMAS DE LA CONVENCIÓN DE LUCHA CONTRA LA DESERTIFICACIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**116.600**	**0**	**0**	**0**	**0**	**0**	**116.600**
401	01	00	00	Sueldos, salarios y otras retribuciones	116.600	0	0	0	0	0	116.600
401	01	18	00	Remuneraciones al personal contratado	116.600	0	0	0	0	0	116.600
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**23.000**	**0**	**0**	**0**	**0**	**0**	**23.000**
402	01	00	00	Productos alimenticios y agropecuarios	9.000	0	0	0	0	0	9.000
402	01	01	00	Alimentos y bebidas para personas	9.000	0	0	0	0	0	9.000
402	06	00	00	Productos químicos y derivados	6.000	0	0	0	0	0	6.000
402	06	03	00	Tintas, pinturas y colorantes	1.000	0	0	0	0	0	1.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	8.000	0	0	0	0	0	8.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
403	**00**	**00**	**00**	**Servicios no personales**	**106.536**	**0**	**0**	**0**	**0**	**0**	**106.536**
403	02	00	00	Alquileres de maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.000	0	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	23.000	0	0	0	0	0	23.000
403	07	02	00	Imprenta y reproducción	11.000	0	0	0	0	0	11.000
403	07	03	00	Relaciones sociales	12.000	0	0	0	0	0	12.000
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	28.000	0	0	0	0	0	28.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 119299 170161000 EJECUCIÓN DE ESTRATEGIAS PARA LA GENERACIÓN DE INFORMACIÓN EN EL MANEJO Y APROVECHAMIENTO DEL RECURSO SUELO, FASE I

OBJETIVO DEL PROYECTO: PREVENIR Y CONTROLAR LOS PROCESOS DE DEGRADACIÓN DE LOS SUELOS DE LAS CUENCAS, MEDIANTE LA GESTIÓN INTEGRAL DE LOS RECURSOS NATURALES Y EL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170161002 CAPACITACIÓN EN LOS TEMAS DE LA CONVENCIÓN DE LUCHA CONTRA LA DESERTIFICACIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	8.000	0	0	0	0	0	8.000
403	18	00	00	Impuestos indirectos	10.536	0	0	0	0	0	10.536
403	18	01	00	Impuesto al valor agregado	10.536	0	0	0	0	0	10.536
404	**00**	**00**	**00**	**Activos reales**	**11.000**	**0**	**0**	**0**	**0**	**0**	**11.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.000	0	0	0	0	0	11.000
404	09	01	00	Mobiliario y equipos de oficina	6.000	0	0	0	0	0	6.000
404	09	02	00	Equipos de computación	5.000	0	0	0	0	0	5.000
				Totales	**257.136**	**0**	**0**	**0**	**0**	**0**	**257.136**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 119299 170161000 EJECUCIÓN DE ESTRATEGIAS PARA LA GENERACIÓN DE INFORMACIÓN EN EL MANEJO Y APROVECHAMIENTO DEL RECURSO SUELO, FASE I

OBJETIVO DEL PROYECTO: PREVENIR Y CONTROLAR LOS PROCESOS DE DEGRADACIÓN DE LOS SUELOS DE LAS CUENCAS, MEDIANTE LA GESTIÓN INTEGRAL DE LOS RECURSOS NATURALES Y EL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170161003 INVENTARIO, ORGANIZACIÓN Y DIGITALIZACIÓN DE DOCUMENTACIÓN EN LOS TEMAS DE CONSERVACIÓN DE SUELOS Y AGUAS EN LAS CUENCAS HIDROGRÁFICAS

UNIDAD DE MEDIDA: LIBRO **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**233.200**	**0**	**0**	**0**	**0**	**0**	**233.200**
401	01	00	00	Sueldos, salarios y otras retribuciones	233.200	0	0	0	0	0	233.200
401	01	18	00	Remuneraciones al personal contratado	233.200	0	0	0	0	0	233.200
				Totales	**233.200**	**0**	**0**	**0**	**0**	**0**	**233.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118562 170162000 MONITOREO Y EVALUACIONES PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: CONTAR CON DETERMINACIONES Y EVALUACIONES DE LOS PARÁMETROS AMBIENTALES QUE PERMITAN CONTROLAR LAS ACTIVIDADES DEGRADANTES DEL AMBIENTE

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1.042

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.518.252**	**0**	**0**	**0**	**0**	**0**	**1.518.252**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.518.252	0	0	0	0	0	1.518.252
401	01	18	00	Remuneraciones al personal contratado	1.518.252	0	0	0	0	0	1.518.252
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.915.590**	**0**	**0**	**0**	**0**	**0**	**1.915.590**
402	01	00	00	Productos alimenticios y agropecuarios	79.370	0	0	0	0	0	79.370
402	01	01	00	Alimentos y bebidas para personas	79.370	0	0	0	0	0	79.370
402	03	00	00	Textiles y vestuarios	42.978	0	0	0	0	0	42.978
402	03	02	00	Prendas de vestir	42.978	0	0	0	0	0	42.978
402	05	00	00	Productos de papel, cartón e impresos	85.514	0	0	0	0	0	85.514
402	05	01	00	Pulpa de madera, papel y cartón	38.486	0	0	0	0	0	38.486
402	05	03	00	Productos de papel y cartón para oficina	47.028	0	0	0	0	0	47.028
402	06	00	00	Productos químicos y derivados	697.853	0	0	0	0	0	697.853
402	06	01	00	Sustancias químicas y de uso industrial	547.500	0	0	0	0	0	547.500
402	06	03	00	Tintas, pinturas y colorantes	26.289	0	0	0	0	0	26.289
402	06	04	00	Productos farmacéuticos y medicamentos	579	0	0	0	0	0	579
402	06	05	00	Productos de tocador	1.000	0	0	0	0	0	1.000
402	06	06	00	Combustibles y lubricantes	12.000	0	0	0	0	0	12.000
402	06	08	00	Productos plásticos	110.485	0	0	0	0	0	110.485
402	07	00	00	Productos minerales no metálicos	157.360	0	0	0	0	0	157.360
402	07	02	00	Vidrios y productos de vidrio	133.360	0	0	0	0	0	133.360
402	07	99	00	Otros productos minerales no metálicos	24.000	0	0	0	0	0	24.000
402	08	00	00	Productos metálicos	762.068	0	0	0	0	0	762.068
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.520	0	0	0	0	0	6.520
402	08	09	00	Repuestos y accesorios para equipos de transporte	50.000	0	0	0	0	0	50.000
402	08	10	00	Repuestos y accesorios para otros equipos	700.548	0	0	0	0	0	700.548
402	08	99	00	Otros productos metálicos	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	90.447	0	0	0	0	0	90.447
402	10	02	00	Materiales y útiles de limpieza y aseo	13.000	0	0	0	0	0	13.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	12.500	0	0	0	0	0	12.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118562 170162000 MONITOREO Y EVALUACIONES PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: CONTAR CON DETERMINACIONES Y EVALUACIONES DE LOS PARÁMETROS AMBIENTALES QUE PERMITAN CONTROLAR LAS ACTIVIDADES DEGRADANTES DEL AMBIENTE

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1.042

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.647	0	0	0	0	0	6.647
402	10	07	00	Productos de seguridad en el trabajo	36.924	0	0	0	0	0	36.924
402	10	08	00	Materiales para equipos de computación	9.486	0	0	0	0	0	9.486
402	10	11	00	Materiales eléctricos	7.890	0	0	0	0	0	7.890
402	10	12	00	Materiales para instalaciones sanitarias	4.000	0	0	0	0	0	4.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.305.518**	**0**	**0**	**0**	**0**	**0**	**1.305.518**
403	06	00	00	Servicios de transporte y almacenaje	547	0	0	0	0	0	547
403	06	01	00	Fletes y embalajes	547	0	0	0	0	0	547
403	07	00	00	Servicios de información, impresión y relaciones públicas	34.200	0	0	0	0	0	34.200
403	07	02	00	Imprenta y reproducción	34.200	0	0	0	0	0	34.200
403	09	00	00	Viáticos y pasajes	177.180	0	0	0	0	0	177.180
403	09	01	00	Viáticos y pasajes dentro del país	177.180	0	0	0	0	0	177.180
403	10	00	00	Servicios profesionales y técnicos	118.000	0	0	0	0	0	118.000
403	10	07	00	Servicios de capacitación y adiestramiento	118.000	0	0	0	0	0	118.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	515.700	0	0	0	0	0	515.700
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	45.000	0	0	0	0	0	45.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	356.700	0	0	0	0	0	356.700
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	59.000	0	0	0	0	0	59.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	35.000	0	0	0	0	0	35.000
403	12	00	00	Conservación y reparaciones menores de obras	85.000	0	0	0	0	0	85.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	85.000	0	0	0	0	0	85.000
403	18	00	00	Impuestos indirectos	374.891	0	0	0	0	0	374.891
403	18	01	00	Impuesto al valor agregado	374.891	0	0	0	0	0	374.891
404	**00**	**00**	**00**	**Activos reales**	**409.744**	**0**	**0**	**0**	**0**	**0**	**409.744**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	299.594	0	0	0	0	0	299.594
404	07	01	00	Equipos científicos y de laboratorio	295.400	0	0	0	0	0	295.400
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.502	0	0	0	0	0	1.502

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118562 170162000 MONITOREO Y EVALUACIONES PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: CONTAR CON DETERMINACIONES Y EVALUACIONES DE LOS PARÁMETROS AMBIENTALES QUE PERMITAN CONTROLAR LAS ACTIVIDADES DEGRADANTES DEL AMBIENTE

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1.042

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	2.692	0	0	0	0	0	2.692
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	110.150	0	0	0	0	0	110.150
404	09	01	00	Mobiliario y equipos de oficina	48.250	0	0	0	0	0	48.250
404	09	02	00	Equipos de computación	61.400	0	0	0	0	0	61.400
404	09	03	00	Mobiliario y equipos de alojamiento	500	0	0	0	0	0	500
				Totales	**5.149.104**	**0**	**0**	**0**	**0**	**0**	**5.149.104**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118562 170162000 MONITOREO Y EVALUACIONES PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: CONTAR CON DETERMINACIONES Y EVALUACIONES DE LOS PARÁMETROS AMBIENTALES QUE PERMITAN CONTROLAR LAS ACTIVIDADES DEGRADANTES DEL AMBIENTE

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1.042

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118562 170162000 MONITOREO Y EVALUACIONES PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: CONTAR CON DETERMINACIONES Y EVALUACIONES DE LOS PARÁMETROS AMBIENTALES QUE PERMITAN CONTROLAR LAS ACTIVIDADES DEGRADANTES DEL AMBIENTE

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1.042

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170162001 GESTIÓN DE RESIDUOS Y DESECHOS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**314.016**	**0**	**0**	**0**	**0**	**0**	**314.016**
401	01	00	00	Sueldos, salarios y otras retribuciones	314.016	0	0	0	0	0	314.016
401	01	18	00	Remuneraciones al personal contratado	314.016	0	0	0	0	0	314.016
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**54.249**	**0**	**0**	**0**	**0**	**0**	**54.249**
402	03	00	00	Textiles y vestuarios	8.909	0	0	0	0	0	8.909
402	03	02	00	Prendas de vestir	8.909	0	0	0	0	0	8.909
402	05	00	00	Productos de papel, cartón e impresos	22.329	0	0	0	0	0	22.329
402	05	03	00	Productos de papel y cartón para oficina	22.329	0	0	0	0	0	22.329
402	06	00	00	Productos químicos y derivados	3.990	0	0	0	0	0	3.990
402	06	03	00	Tintas, pinturas y colorantes	3.943	0	0	0	0	0	3.943
402	06	04	00	Productos farmacéuticos y medicamentos	47	0	0	0	0	0	47
402	08	00	00	Productos metálicos	10.000	0	0	0	0	0	10.000
402	08	10	00	Repuestos y accesorios para otros equipos	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	9.021	0	0	0	0	0	9.021
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.121	0	0	0	0	0	3.121
402	10	08	00	Materiales para equipos de computación	2.250	0	0	0	0	0	2.250
402	10	11	00	Materiales eléctricos	3.650	0	0	0	0	0	3.650
403	**00**	**00**	**00**	**Servicios no personales**	**61.093**	**0**	**0**	**0**	**0**	**0**	**61.093**
403	06	00	00	Servicios de transporte y almacenaje	547	0	0	0	0	0	547
403	06	01	00	Fletes y embalajes	547	0	0	0	0	0	547
403	09	00	00	Viáticos y pasajes	35.000	0	0	0	0	0	35.000
403	09	01	00	Viáticos y pasajes dentro del pais	35.000	0	0	0	0	0	35.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118562 170162000 MONITOREO Y EVALUACIONES PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: CONTAR CON DETERMINACIONES Y EVALUACIONES DE LOS PARÁMETROS AMBIENTALES QUE PERMITAN CONTROLAR LAS ACTIVIDADES DEGRADANTES DEL AMBIENTE

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1.042

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170162001 GESTIÓN DE RESIDUOS Y DESECHOS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	15.546	0	0	0	0	0	15.546
403	18	01	00	Impuesto al valor agregado	15.546	0	0	0	0	0	15.546
404	**00**	**00**	**00**	**Activos reales**	**29.756**	**0**	**0**	**0**	**0**	**0**	**29.756**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	29.756	0	0	0	0	0	29.756
404	09	01	00	Mobiliario y equipos de oficina	17.756	0	0	0	0	0	17.756
404	09	02	00	Equipos de computación	12.000	0	0	0	0	0	12.000
				Totales	**459.114**	**0**	**0**	**0**	**0**	**0**	**459.114**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118562 170162000 MONITOREO Y EVALUACIONES PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: CONTAR CON DETERMINACIONES Y EVALUACIONES DE LOS PARÁMETROS AMBIENTALES QUE PERMITAN CONTROLAR LAS ACTIVIDADES DEGRADANTES DEL AMBIENTE

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1.042

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170162002 GESTIÓN PARA EL CONTROL DE LA CONTAMINACIÓN ATMOSFÉRICA

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 144

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**266.820**	**0**	**0**	**0**	**0**	**0**	**266.820**
401	01	00	00	Sueldos, salarios y otras retribuciones	266.820	0	0	0	0	0	266.820
401	01	18	00	Remuneraciones al personal contratado	266.820	0	0	0	0	0	266.820
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**675.189**	**0**	**0**	**0**	**0**	**0**	**675.189**
402	01	00	00	Productos alimenticios y agropecuarios	33.000	0	0	0	0	0	33.000
402	01	01	00	Alimentos y bebidas para personas	33.000	0	0	0	0	0	33.000
402	03	00	00	Textiles y vestuarios	16.092	0	0	0	0	0	16.092
402	03	02	00	Prendas de vestir	16.092	0	0	0	0	0	16.092
402	05	00	00	Productos de papel, cartón e impresos	10.896	0	0	0	0	0	10.896
402	05	03	00	Productos de papel y cartón para oficina	10.896	0	0	0	0	0	10.896
402	06	00	00	Productos químicos y derivados	76.732	0	0	0	0	0	76.732
402	06	03	00	Tintas, pinturas y colorantes	6.000	0	0	0	0	0	6.000
402	06	04	00	Productos farmacéuticos y medicamentos	532	0	0	0	0	0	532
402	06	08	00	Productos plásticos	70.200	0	0	0	0	0	70.200
402	07	00	00	Productos minerales no metálicos	57.360	0	0	0	0	0	57.360
402	07	02	00	Vidrios y productos de vidrio	33.360	0	0	0	0	0	33.360
402	07	99	00	Otros productos minerales no metálicos	24.000	0	0	0	0	0	24.000
402	08	00	00	Productos metálicos	463.068	0	0	0	0	0	463.068
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.520	0	0	0	0	0	2.520
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	0	20.000
402	08	10	00	Repuestos y accesorios para otros equipos	440.548	0	0	0	0	0	440.548
402	10	00	00	Productos varios y útiles diversos	18.041	0	0	0	0	0	18.041
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.718	0	0	0	0	0	2.718
402	10	07	00	Productos de seguridad en el trabajo	9.770	0	0	0	0	0	9.770

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118562 170162000 MONITOREO Y EVALUACIONES PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: CONTAR CON DETERMINACIONES Y EVALUACIONES DE LOS PARÁMETROS AMBIENTALES QUE PERMITAN CONTROLAR LAS ACTIVIDADES DEGRADANTES DEL AMBIENTE

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1.042

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170162002 GESTIÓN PARA EL CONTROL DE LA CONTAMINACIÓN ATMOSFÉRICA

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 144

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	5.313	0	0	0	0	0	5.313
402	10	11	00	Materiales eléctricos	240	0	0	0	0	0	240
403	**00**	**00**	**00**	**Servicios no personales**	**503.939**	**0**	**0**	**0**	**0**	0	**503.939**
403	07	00	00	Servicios de información, impresión y relaciones públicas	34.200	0	0	0	0	0	34.200
403	07	02	00	Imprenta y reproducción	34.200	0	0	0	0	0	34.200
403	09	00	00	Viáticos y pasajes	36.000	0	0	0	0	0	36.000
403	09	01	00	Viáticos y pasajes dentro del pais	36.000	0	0	0	0	0	36.000
403	10	00	00	Servicios profesionales y técnicos	60.000	0	0	0	0	0	60.000
403	10	07	00	Servicios de capacitación y adiestramiento	60.000	0	0	0	0	0	60.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	225.000	0	0	0	0	0	225.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	205.000	0	0	0	0	0	205.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	148.739	0	0	0	0	0	148.739
403	18	01	00	Impuesto al valor agregado	148.739	0	0	0	0	0	148.739
404	**00**	**00**	**00**	**Activos reales**	**342.044**	**0**	**0**	**0**	**0**	0	**342.044**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	295.400	0	0	0	0	0	295.400
404	07	01	00	Equipos científicos y de laboratorio	295.400	0	0	0	0	0	295.400
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	46.644	0	0	0	0	0	46.644
404	09	01	00	Mobiliario y equipos de oficina	14.244	0	0	0	0	0	14.244
404	09	02	00	Equipos de computación	32.400	0	0	0	0	0	32.400
				Totales	**1.787.992**	**0**	**0**	**0**	**0**	0	**1.787.992**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118562 170162000 MONITOREO Y EVALUACIONES PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: CONTAR CON DETERMINACIONES Y EVALUACIONES DE LOS PARÁMETROS AMBIENTALES QUE PERMITAN CONTROLAR LAS ACTIVIDADES DEGRADANTES DEL AMBIENTE

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1.042

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170162003 EVALUAR Y REALIZAR SEGUIMIENTOS A LOS ESTUDIOS DE IMPACTO AMBIENTAL Y SOCIOCULTURAL DE LOS PLANES Y PROYECTOS DE DESARROLLO DE INTERÉS NACIONAL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 294

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**269.280**	**0**	**0**	**0**	**0**	0	**269.280**
401	01	00	00	Sueldos, salarios y otras retribuciones	269.280	0	0	0	0	0	269.280
401	01	18	00	Remuneraciones al personal contratado	269.280	0	0	0	0	0	269.280
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**58.846**	**0**	**0**	**0**	**0**	0	**58.846**
402	01	00	00	Productos alimenticios y agropecuarios	23.600	0	0	0	0	0	23.600
402	01	01	00	Alimentos y bebidas para personas	23.600	0	0	0	0	0	23.600
402	03	00	00	Textiles y vestuarios	11.102	0	0	0	0	0	11.102
402	03	02	00	Prendas de vestir	11.102	0	0	0	0	0	11.102
402	05	00	00	Productos de papel, cartón e impresos	10.768	0	0	0	0	0	10.768
402	05	01	00	Pulpa de madera, papel y cartón	3.486	0	0	0	0	0	3.486
402	05	03	00	Productos de papel y cartón para oficina	7.282	0	0	0	0	0	7.282
402	06	00	00	Productos químicos y derivados	11.085	0	0	0	0	0	11.085
402	06	03	00	Tintas, pinturas y colorantes	10.800	0	0	0	0	0	10.800
402	06	08	00	Productos plásticos	285	0	0	0	0	0	285
402	10	00	00	Productos varios y útiles diversos	2.291	0	0	0	0	0	2.291
402	10	07	00	Productos de seguridad en el trabajo	2.154	0	0	0	0	0	2.154
402	10	08	00	Materiales para equipos de computación	137	0	0	0	0	0	137
403	**00**	**00**	**00**	**Servicios no personales**	**71.033**	**0**	**0**	**0**	**0**	0	**71.033**
403	09	00	00	Viáticos y pasajes	25.500	0	0	0	0	0	25.500
403	09	01	00	Viáticos y pasajes dentro del país	25.500	0	0	0	0	0	25.500
403	10	00	00	Servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	10	07	00	Servicios de capacitación y adiestramiento	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	15.533	0	0	0	0	0	15.533
403	18	01	00	Impuesto al valor agregado	15.533	0	0	0	0	0	15.533

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118562 170162000 MONITOREO Y EVALUACIONES PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: CONTAR CON DETERMINACIONES Y EVALUACIONES DE LOS PARÁMETROS AMBIENTALES QUE PERMITAN CONTROLAR LAS ACTIVIDADES DEGRADANTES DEL AMBIENTE

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1.042

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 170162003 EVALUAR Y REALIZAR SEGUIMIENTOS A LOS ESTUDIOS DE IMPACTO AMBIENTAL Y SOCIOCULTURAL DE LOS PLANES Y PROYECTOS DE DESARROLLO DE INTERÉS NACIONAL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 294

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**15.192**	**0**	**0**	**0**	**0**	**0**	**15.192**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.692	0	0	0	0	0	2.692
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	2.692	0	0	0	0	0	2.692
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	12.500	0	0	0	0	0	12.500
404	09	01	00	Mobiliario y equipos de oficina	5.000	0	0	0	0	0	5.000
404	09	02	00	Equipos de computación	7.000	0	0	0	0	0	7.000
404	09	03	00	Mobiliario y equipos de alojamiento	500	0	0	0	0	0	500
				Totales	**414.351**	**0**	**0**	**0**	**0**	**0**	**414.351**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118562 170162000 MONITOREO Y EVALUACIONES PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: CONTAR CON DETERMINACIONES Y EVALUACIONES DE LOS PARÁMETROS AMBIENTALES QUE PERMITAN CONTROLAR LAS ACTIVIDADES DEGRADANTES DEL AMBIENTE

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1.042

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170162004 REPORTE DE LAS DETERMINACIONES ANALÍTICAS A CALIDAD DEL AGUA, AIRE Y DESECHOS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 420

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**443.736**	**0**	**0**	**0**	**0**	**0**	**443.736**
401	01	00	00	Sueldos, salarios y otras retribuciones	443.736	0	0	0	0	0	443.736
401	01	18	00	Remuneraciones al personal contratado	443.736	0	0	0	0	0	443.736
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.083.000**	**0**	**0**	**0**	**0**	**0**	**1.083.000**
402	05	00	00	Productos de papel, cartón e impresos	35.000	0	0	0	0	0	35.000
402	05	01	00	Pulpa de madera, papel y cartón	35.000	0	0	0	0	0	35.000
402	06	00	00	Productos químicos y derivados	600.500	0	0	0	0	0	600.500
402	06	01	00	Sustancias químicas y de uso industrial	547.500	0	0	0	0	0	547.500
402	06	05	00	Productos de tocador	1.000	0	0	0	0	0	1.000
402	06	06	00	Combustibles y lubricantes	12.000	0	0	0	0	0	12.000
402	06	08	00	Productos plásticos	40.000	0	0	0	0	0	40.000
402	07	00	00	Productos minerales no metálicos	100.000	0	0	0	0	0	100.000
402	07	02	00	Vidrios y productos de vidrio	100.000	0	0	0	0	0	100.000
402	08	00	00	Productos metálicos	289.000	0	0	0	0	0	289.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.000	0	0	0	0	0	4.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	30.000	0	0	0	0	0	30.000
402	08	10	00	Repuestos y accesorios para otros equipos	250.000	0	0	0	0	0	250.000
402	08	99	00	Otros productos metálicos	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	58.500	0	0	0	0	0	58.500
402	10	02	00	Materiales y útiles de limpieza y aseo	13.000	0	0	0	0	0	13.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	12.500	0	0	0	0	0	12.500
402	10	07	00	Productos de seguridad en el trabajo	25.000	0	0	0	0	0	25.000
402	10	11	00	Materiales eléctricos	4.000	0	0	0	0	0	4.000
402	10	12	00	Materiales para instalaciones sanitarias	4.000	0	0	0	0	0	4.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118562 170162000 MONITOREO Y EVALUACIONES PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: CONTAR CON DETERMINACIONES Y EVALUACIONES DE LOS PARÁMETROS AMBIENTALES QUE PERMITAN CONTROLAR LAS ACTIVIDADES DEGRADANTES DEL AMBIENTE

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1.042

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170162004 REPORTE DE LAS DETERMINACIONES ANALÍTICAS A CALIDAD DEL AGUA, AIRE Y DESECHOS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 420

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**582.090**	**0**	**0**	**0**	**0**	**0**	**582.090**
403	09	00	00	Viáticos y pasajes	37.000	0	0	0	0	0	37.000
403	09	01	00	Viáticos y pasajes dentro del país	37.000	0	0	0	0	0	37.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	280.700	0	0	0	0	0	280.700
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	35.000	0	0	0	0	0	35.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	151.700	0	0	0	0	0	151.700
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	39.000	0	0	0	0	0	39.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	35.000	0	0	0	0	0	35.000
403	12	00	00	Conservación y reparaciones menores de obras	85.000	0	0	0	0	0	85.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	85.000	0	0	0	0	0	85.000
403	18	00	00	Impuestos indirectos	179.390	0	0	0	0	0	179.390
403	18	01	00	Impuesto al valor agregado	179.390	0	0	0	0	0	179.390
404	**00**	**00**	**00**	**Activos reales**	**9.000**	**0**	**0**	**0**	**0**	**0**	**9.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.000	0	0	0	0	0	9.000
404	09	01	00	Mobiliario y equipos de oficina	5.000	0	0	0	0	0	5.000
404	09	02	00	Equipos de computación	4.000	0	0	0	0	0	4.000
				Totales	**2.117.826**	**0**	**0**	**0**	**0**	**0**	**2.117.826**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118562 170162000 MONITOREO Y EVALUACIONES PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: CONTAR CON DETERMINACIONES Y EVALUACIONES DE LOS PARÁMETROS AMBIENTALES QUE PERMITAN CONTROLAR LAS ACTIVIDADES DEGRADANTES DEL AMBIENTE

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1.042

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170162005 GESTIÓN DE LA CALIDAD DE LAS AGUAS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 60

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**224.400**	**0**	**0**	**0**	**0**	**0**	**224.400**
401	01	00	00	Sueldos, salarios y otras retribuciones	224.400	0	0	0	0	0	224.400
401	01	18	00	Remuneraciones al personal contratado	224.400	0	0	0	0	0	224.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**29.387**	**0**	**0**	**0**	**0**	**0**	**29.387**
402	01	00	00	Productos alimenticios y agropecuarios	15.180	0	0	0	0	0	15.180
402	01	01	00	Alimentos y bebidas para personas	15.180	0	0	0	0	0	15.180
402	03	00	00	Textiles y vestuarios	6.875	0	0	0	0	0	6.875
402	03	02	00	Prendas de vestir	6.875	0	0	0	0	0	6.875
402	06	00	00	Productos químicos y derivados	5.546	0	0	0	0	0	5.546
402	06	03	00	Tintas, pinturas y colorantes	5.546	0	0	0	0	0	5.546
402	10	00	00	Productos varios y útiles diversos	1.786	0	0	0	0	0	1.786
402	10	08	00	Materiales para equipos de computación	1.786	0	0	0	0	0	1.786
403	**00**	**00**	**00**	**Servicios no personales**	**65.861**	**0**	**0**	**0**	**0**	**0**	**65.861**
403	09	00	00	Viáticos y pasajes	26.080	0	0	0	0	0	26.080
403	09	01	00	Viáticos y pasajes dentro del país	26.080	0	0	0	0	0	26.080
403	10	00	00	Servicios profesionales y técnicos	28.000	0	0	0	0	0	28.000
403	10	07	00	Servicios de capacitación y adiestramiento	28.000	0	0	0	0	0	28.000
403	18	00	00	Impuestos indirectos	11.781	0	0	0	0	0	11.781
403	18	01	00	Impuesto al valor agregado	11.781	0	0	0	0	0	11.781
404	**00**	**00**	**00**	**Activos reales**	**12.250**	**0**	**0**	**0**	**0**	**0**	**12.250**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	12.250	0	0	0	0	0	12.250
404	09	01	00	Mobiliario y equipos de oficina	6.250	0	0	0	0	0	6.250
404	09	02	00	Equipos de computación	6.000	0	0	0	0	0	6.000
				Totales	**331.898**	**0**	**0**	**0**	**0**	**0**	**331.898**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118562 170162000 MONITOREO Y EVALUACIONES PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL, AÑO 2013

OBJETIVO DEL PROYECTO: CONTAR CON DETERMINACIONES Y EVALUACIONES DE LOS PARÁMETROS AMBIENTALES QUE PERMITAN CONTROLAR LAS ACTIVIDADES DEGRADANTES DEL AMBIENTE

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1.042

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170162006 COORDINAR LA EVALUACIÓN DE LA CALIDAD DEL AGUA DE LAS FUENTES ABASTECEDORAS DE AGUA PARA CONSUMO DE LAS CAPITALES DE LOS ESTADOS DEL PAÍS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.919**	0	0	0	0	0	**14.919**
402	01	00	00	Productos alimenticios y agropecuarios	7.590	0	0	0	0	0	7.590
402	01	01	00	Alimentos y bebidas para personas	7.590	0	0	0	0	0	7.590
402	05	00	00	Productos de papel, cartón e impresos	6.521	0	0	0	0	0	6.521
402	05	03	00	Productos de papel y cartón para oficina	6.521	0	0	0	0	0	6.521
402	10	00	00	Productos varios y útiles diversos	808	0	0	0	0	0	808
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	808	0	0	0	0	0	808
403	**00**	**00**	**00**	**Servicios no personales**	**21.502**	0	0	0	0	0	21.502
403	09	00	00	Viáticos y pasajes	17.600	0	0	0	0	0	17.600
403	09	01	00	Viáticos y pasajes dentro del país	17.600	0	0	0	0	0	17.600
403	18	00	00	Impuestos indirectos	3.902	0	0	0	0	0	3.902
403	18	01	00	Impuesto al valor agregado	3.902	0	0	0	0	0	3.902
404	**00**	**00**	**00**	**Activos reales**	**1.502**	0	0	0	0	0	**1.502**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.502	0	0	0	0	0	1.502
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.502	0	0	0	0	0	1.502
				Totales	**37.923**	0	0	0	0	0	**37.923**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118594 170163000 PLAN NACIONAL DE IMPLEMENTACIÓN DEL CONVENIO DE ESTOCOLMO SOBRE CONTAMINANTES ORGÁNICOS PERSISTENTES (COP); ACTUALIZACIÓN DE INVENTARIO, CAPACITACIÓN Y SENSIBILIZACIÓN SOBRE COP, AÑO 2013

OBJETIVO DEL PROYECTO: CONOCER LA SITUACIÓN NACIONAL DE LOS PRODUCTOS CATALOGADOS COMO CONTAMINANTES ORGÁNICOS PERSISTENTES Y FORTALECER LAS CAPACIDADES HUMANAS EN CUANTO AL TEMA DE COP

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**171.316**	**0**	**0**	**0**	**0**	**0**	**171.316**
402	01	00	00	Productos alimenticios y agropecuarios	40.000	0	0	0	0	0	40.000
402	01	01	00	Alimentos y bebidas para personas	40.000	0	0	0	0	0	40.000
402	03	00	00	Textiles y vestuarios	14.491	0	0	0	0	0	14.491
402	03	02	00	Prendas de vestir	14.491	0	0	0	0	0	14.491
402	04	00	00	Productos de cuero y caucho	11.160	0	0	0	0	0	11.160
402	04	03	00	Cauchos y tripas para vehículos	11.160	0	0	0	0	0	11.160
402	05	00	00	Productos de papel, cartón e impresos	49.751	0	0	0	0	0	49.751
402	05	01	00	Pulpa de madera, papel y cartón	13.157	0	0	0	0	0	13.157
402	05	03	00	Productos de papel y cartón para oficina	35.724	0	0	0	0	0	35.724
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	870	0	0	0	0	0	870
402	06	00	00	Productos químicos y derivados	41.645	0	0	0	0	0	41.645
402	06	03	00	Tintas, pinturas y colorantes	40.175	0	0	0	0	0	40.175
402	06	04	00	Productos farmacéuticos y medicamentos	1.000	0	0	0	0	0	1.000
402	06	08	00	Productos plásticos	470	0	0	0	0	0	470
402	08	00	00	Productos metálicos	600	0	0	0	0	0	600
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	600	0	0	0	0	0	600
402	10	00	00	Productos varios y útiles diversos	13.669	0	0	0	0	0	13.669
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.063	0	0	0	0	0	5.063
402	10	08	00	Materiales para equipos de computación	8.606	0	0	0	0	0	8.606
403	**00**	**00**	**00**	**Servicios no personales**	**111.524**	**0**	**0**	**0**	**0**	**0**	**111.524**
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.200	0	0	0	0	0	10.200
403	07	02	00	Imprenta y reproducción	10.200	0	0	0	0	0	10.200
403	09	00	00	Viáticos y pasajes	9.820	0	0	0	0	0	9.820
403	09	01	00	Viáticos y pasajes dentro del país	9.820	0	0	0	0	0	9.820
403	10	00	00	Servicios profesionales y técnicos	59.150	0	0	0	0	0	59.150
403	10	07	00	Servicios de capacitación y adiestramiento	59.150	0	0	0	0	0	59.150
403	18	00	00	Impuestos indirectos	32.354	0	0	0	0	0	32.354

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118594 170163000 PLAN NACIONAL DE IMPLEMENTACIÓN DEL CONVENIO DE ESTOCOLMO SOBRE CONTAMINANTES ORGÁNICOS PERSISTENTES (COP); ACTUALIZACIÓN DE INVENTARIO, CAPACITACIÓN Y SENSIBILIZACIÓN SOBRE COP, AÑO 2013

OBJETIVO DEL PROYECTO: CONOCER LA SITUACIÓN NACIONAL DE LOS PRODUCTOS CATALOGADOS COMO CONTAMINANTES ORGÁNICOS PERSISTENTES Y FORTALECER LAS CAPACIDADES HUMANAS EN CUANTO AL TEMA DE COP

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	32.354	0	0	0	0	0	32.354
404	**00**	**00**	**00**	**Activos reales**	**11.900**	**0**	**0**	**0**	**0**	**0**	**11.900**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.900	0	0	0	0	0	11.900
404	09	02	00	Equipos de computación	11.900	0	0	0	0	0	11.900
				Totales	**294.740**	**0**	**0**	**0**	**0**	**0**	**294.740**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118594 170163000 PLAN NACIONAL DE IMPLEMENTACIÓN DEL CONVENIO DE ESTOCOLMO SOBRE CONTAMINANTES ORGÁNICOS PERSISTENTES (COP); ACTUALIZACIÓN DE INVENTARIO, CAPACITACIÓN Y SENSIBILIZACIÓN SOBRE COP, AÑO 2013

OBJETIVO DEL PROYECTO: CONOCER LA SITUACIÓN NACIONAL DE LOS PRODUCTOS CATALOGADOS COMO CONTAMINANTES ORGÁNICOS PERSISTENTES Y FORTALECER LAS CAPACIDADES HUMANAS EN CUANTO AL TEMA DE COP

UNIDAD DE MEDIDA: INFORME TÉCNICO

META: 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118594 170163000 PLAN NACIONAL DE IMPLEMENTACIÓN DEL CONVENIO DE ESTOCOLMO SOBRE CONTAMINANTES ORGÁNICOS PERSISTENTES (COP); ACTUALIZACIÓN DE INVENTARIO, CAPACITACIÓN Y SENSIBILIZACIÓN SOBRE COP, AÑO 2013

OBJETIVO DEL PROYECTO: CONOCER LA SITUACIÓN NACIONAL DE LOS PRODUCTOS CATALOGADOS COMO CONTAMINANTES ORGÁNICOS PERSISTENTES Y FORTALECER LAS CAPACIDADES HUMANAS EN CUANTO AL TEMA DE COP

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170163001 CAPACITACIÓN Y SENSIBILIZACIÓN SOBRE LOS CONTAMINANTES ORGÁNICOS PERSISTENTES

UNIDAD DE MEDIDA: TALLER **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**166.225**	**0**	**0**	**0**	**0**	0	**166.225**
402	01	00	00	Productos alimenticios y agropecuarios	40.000	0	0	0	0	0	40.000
402	01	01	00	Alimentos y bebidas para personas	40.000	0	0	0	0	0	40.000
402	03	00	00	Textiles y vestuarios	13.525	0	0	0	0	0	13.525
402	03	02	00	Prendas de vestir	13.525	0	0	0	0	0	13.525
402	04	00	00	Productos de cuero y caucho	11.160	0	0	0	0	0	11.160
402	04	03	00	Cauchos y tripas para vehículos	11.160	0	0	0	0	0	11.160
402	05	00	00	Productos de papel, cartón e impresos	49.751	0	0	0	0	0	49.751
402	05	01	00	Pulpa de madera, papel y cartón	13.157	0	0	0	0	0	13.157
402	05	03	00	Productos de papel y cartón para oficina	35.724	0	0	0	0	0	35.724
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	870	0	0	0	0	0	870
402	06	00	00	Productos químicos y derivados	41.645	0	0	0	0	0	41.645
402	06	03	00	Tintas, pinturas y colorantes	40.175	0	0	0	0	0	40.175
402	06	04	00	Productos farmacéuticos y medicamentos	1.000	0	0	0	0	0	1.000
402	06	08	00	Productos plásticos	470	0	0	0	0	0	470
402	08	00	00	Productos metálicos	600	0	0	0	0	0	600
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	600	0	0	0	0	0	600
402	10	00	00	Productos varios y útiles diversos	9.544	0	0	0	0	0	9.544
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.242	0	0	0	0	0	4.242
402	10	08	00	Materiales para equipos de computación	5.302	0	0	0	0	0	5.302
403	**00**	**00**	**00**	**Servicios no personales**	**97.615**	**0**	**0**	**0**	**0**	0	**97.615**
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.200	0	0	0	0	0	10.200
403	07	02	00	Imprenta y reproducción	10.200	0	0	0	0	0	10.200
403	10	00	00	Servicios profesionales y técnicos	59.150	0	0	0	0	0	59.150

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118594 170163000 PLAN NACIONAL DE IMPLEMENTACIÓN DEL CONVENIO DE ESTOCOLMO SOBRE CONTAMINANTES ORGÁNICOS PERSISTENTES (COP); ACTUALIZACIÓN DE INVENTARIO, CAPACITACIÓN Y SENSIBILIZACIÓN SOBRE COP, AÑO 2013

OBJETIVO DEL PROYECTO: CONOCER LA SITUACIÓN NACIONAL DE LOS PRODUCTOS CATALOGADOS COMO CONTAMINANTES ORGÁNICOS PERSISTENTES Y FORTALECER LAS CAPACIDADES HUMANAS EN CUANTO AL TEMA DE COP

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170163001 CAPACITACIÓN Y SENSIBILIZACIÓN SOBRE LOS CONTAMINANTES ORGÁNICOS PERSISTENTES

UNIDAD DE MEDIDA: TALLER **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	59.150	0	0	0	0	0	59.150
403	18	00	00	Impuestos indirectos	28.265	0	0	0	0	0	28.265
403	18	01	00	Impuesto al valor agregado	28.265	0	0	0	0	0	28.265
				Totales	**263.840**	**0**	**0**	**0**	**0**	**0**	**263.840**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118594 170163000 PLAN NACIONAL DE IMPLEMENTACIÓN DEL CONVENIO DE ESTOCOLMO SOBRE CONTAMINANTES ORGÁNICOS PERSISTENTES (COP); ACTUALIZACIÓN DE INVENTARIO, CAPACITACIÓN Y SENSIBILIZACIÓN SOBRE COP, AÑO 2013

OBJETIVO DEL PROYECTO: CONOCER LA SITUACIÓN NACIONAL DE LOS PRODUCTOS CATALOGADOS COMO CONTAMINANTES ORGÁNICOS PERSISTENTES Y FORTALECER LAS CAPACIDADES HUMANAS EN CUANTO AL TEMA DE COP

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170163003 ACTUALIZACIÓN Y SISTEMATIZACIÓN DEL INVENTARIO DE CONTAMINANTES ORGÁNICOS PERSISTENTES

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.091**	0	0	0	0	0	**5.091**
402	03	00	00	Textiles y vestuarios	966	0	0	0	0	0	966
402	03	02	00	Prendas de vestir	966	0	0	0	0	0	966
402	10	00	00	Productos varios y útiles diversos	4.125	0	0	0	0	0	4.125
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	821	0	0	0	0	0	821
402	10	08	00	Materiales para equipos de computación	3.304	0	0	0	0	0	3.304
403	**00**	**00**	**00**	**Servicios no personales**	**13.909**	0	0	0	0	0	**13.909**
403	09	00	00	Viáticos y pasajes	9.820	0	0	0	0	0	9.820
403	09	01	00	Viáticos y pasajes dentro del país	9.820	0	0	0	0	0	9.820
403	18	00	00	Impuestos indirectos	4.089	0	0	0	0	0	4.089
403	18	01	00	Impuesto al valor agregado	4.089	0	0	0	0	0	4.089
404	**00**	**00**	**00**	**Activos reales**	**11.900**	0	0	0	0	0	**11.900**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.900	0	0	0	0	0	11.900
404	09	02	00	Equipos de computación	11.900	0	0	0	0	0	11.900
				Totales	**30.900**	0	0	0	0	0	**30.900**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118580 170164000 FORTALECIMIENTO DE LOS LABORATORIOS AMBIENTALES DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE, AÑO 2013

OBJETIVO DEL PROYECTO: MEJORAR LA GESTIÓN DE ANÁLISIS DE PARÁMETROS AMBIENTALES REQUERIDOS PARA LA EVALUACIÓN DE LA CALIDAD DE LAS AGUAS Y EVALUACIÓN DE LA CALIDAD DEL AIRE EN LAS CIUDADES MAS POBLADAS DE VENEZUELA

UNIDAD DE MEDIDA: DOTACIÓN

META: 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**198.660**	**0**	**0**	**0**	**0**	**0**	**198.660**
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	0	10.000
402	05	01	00	Pulpa de madera, papel y cartón	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos quimicos y derivados	120.660	0	0	0	0	0	120.660
402	06	01	00	Sustancias químicas y de uso industrial	95.000	0	0	0	0	0	95.000
402	06	08	00	Productos plásticos	25.660	0	0	0	0	0	25.660
402	07	00	00	Productos minerales no metálicos	25.000	0	0	0	0	0	25.000
402	07	02	00	Vidrios y productos de vidrio	25.000	0	0	0	0	0	25.000
402	08	00	00	Productos metálicos	30.000	0	0	0	0	0	30.000
402	08	10	00	Repuestos y accesorios para otros equipos	25.000	0	0	0	0	0	25.000
402	08	99	00	Otros productos metálicos	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	13.000	0	0	0	0	0	13.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.000	0	0	0	0	0	3.000
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**135.996**	**0**	**0**	**0**	**0**	**0**	**135.996**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	80.000	0	0	0	0	0	80.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	35.000	0	0	0	0	0	35.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	55.996	0	0	0	0	0	55.996
403	18	01	00	Impuesto al valor agregado	55.996	0	0	0	0	0	55.996
404	**00**	**00**	**00**	**Activos reales**	**185.500**	**0**	**0**	**0**	**0**	**0**	**185.500**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	185.500	0	0	0	0	0	185.500
404	07	01	00	Equipos científicos y de laboratorio	185.500	0	0	0	0	0	185.500
				Totales	**520.156**	**0**	**0**	**0**	**0**	**0**	**520.156**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118580 170164000 FORTALECIMIENTO DE LOS LABORATORIOS AMBIENTALES DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE, AÑO 2013

OBJETIVO DEL PROYECTO: MEJORAR LA GESTIÓN DE ANÁLISIS DE PARÁMETROS AMBIENTALES REQUERIDOS PARA LA EVALUACIÓN DE LA CALIDAD DE LAS AGUAS Y EVALUACIÓN DE LA CALIDAD DEL AIRE EN LAS CIUDADES MAS POBLADAS DE VENEZUELA

UNIDAD DE MEDIDA: DOTACIÓN

META: 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118580 170164000 FORTALECIMIENTO DE LOS LABORATORIOS AMBIENTALES DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE, AÑO 2013

OBJETIVO DEL PROYECTO: MEJORAR LA GESTIÓN DE ANÁLISIS DE PARÁMETROS AMBIENTALES REQUERIDOS PARA LA EVALUACIÓN DE LA CALIDAD DE LAS AGUAS Y EVALUACIÓN DE LA CALIDAD DEL AIRE EN LAS CIUDADES MAS POBLADAS DE VENEZUELA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170164001 SEGUIMIENTO A LA GESTIÓN ANALÍTICA DE LOS LABORATORIOS REGIONALES DEL MINISTERIO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**198.660**	**0**	**0**	**0**	**0**	**0**	**198.660**
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	0	10.000
402	05	01	00	Pulpa de madera, papel y cartón	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	120.660	0	0	0	0	0	120.660
402	06	01	00	Sustancias químicas y de uso industrial	95.000	0	0	0	0	0	95.000
402	06	08	00	Productos plásticos	25.660	0	0	0	0	0	25.660
402	07	00	00	Productos minerales no metálicos	25.000	0	0	0	0	0	25.000
402	07	02	00	Vidrios y productos de vidrio	25.000	0	0	0	0	0	25.000
402	08	00	00	Productos metálicos	30.000	0	0	0	0	0	30.000
402	08	10	00	Repuestos y accesorios para otros equipos	25.000	0	0	0	0	0	25.000
402	08	99	00	Otros productos metálicos	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	13.000	0	0	0	0	0	13.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.000	0	0	0	0	0	3.000
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**113.434**	**0**	**0**	**0**	**0**	**0**	**113.434**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	80.000	0	0	0	0	0	80.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	35.000	0	0	0	0	0	35.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	33.434	0	0	0	0	0	33.434
403	18	01	00	Impuesto al valor agregado	33.434	0	0	0	0	0	33.434
				Totales	**312.094**	**0**	**0**	**0**	**0**	**0**	**312.094**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118580 170164000 FORTALECIMIENTO DE LOS LABORATORIOS AMBIENTALES DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE, AÑO 2013

OBJETIVO DEL PROYECTO: MEJORAR LA GESTIÓN DE ANÁLISIS DE PARÁMETROS AMBIENTALES REQUERIDOS PARA LA EVALUACIÓN DE LA CALIDAD DE LAS AGUAS Y EVALUACIÓN DE LA CALIDAD DEL AIRE EN LAS CIUDADES MAS POBLADAS DE VENEZUELA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170164002 EQUIPAMIENTO DE LABORATORIOS AMBIENTALES DE LOS ESTADOS: ARAGUA, ANZOÁTEGUI, LARA, MONAGAS, MIRANDA Y NUEVA ESPARTA

UNIDAD DE MEDIDA: EQUIPAMIENTO **META:** 6

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**22.562**	**0**	**0**	**0**	**0**	**0**	**22.562**
403	18	00	00	Impuestos indirectos	22.562	0	0	0	0	0	22.562
403	18	01	00	Impuesto al valor agregado	22.562	0	0	0	0	0	22.562
404	**00**	**00**	**00**	**Activos reales**	**185.500**	**0**	**0**	**0**	**0**	**0**	**185.500**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	185.500	0	0	0	0	0	185.500
404	07	01	00	Equipos científicos y de laboratorio	185.500	0	0	0	0	0	185.500
				Totales	**208.062**	**0**	**0**	**0**	**0**	**0**	**208.062**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 119318 170165000 PLAN NACIONAL DE GESTIÓN DE LAS AGUAS. FASE V. PUESTA EN FUNCIONAMIENTO DE LA SECRETARÍA EJECUTIVA

OBJETIVO DEL PROYECTO: ORIENTAR LA GESTIÓN INTEGRAL DE LAS AGUAS PARA PREVEER Y ENFRENTAR SITUACIONES CAMBIANTES DEL ENTORNO QUE DIRECTA O INDIRECTAMENTE AFECTEN EL RECURSO, CON UN HORIZONTE DE PLANIFICACIÓN A CORTO, MEDIANO Y LARGO PLAZO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**381.000**	**0**	**0**	**0**	**0**	**0**	**381.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	200.000	0	0	0	0	0	200.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	200.000	0	0	0	0	0	200.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	181.000	0	0	0	0	0	181.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	181.000	0	0	0	0	0	181.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**42.500**	**0**	**0**	**0**	**0**	**0**	**42.500**
402	01	00	00	Productos alimenticios y agropecuarios	26.500	0	0	0	0	0	26.500
402	01	01	00	Alimentos y bebidas para personas	26.500	0	0	0	0	0	26.500
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	08	00	Productos plásticos	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	8.000	0	0	0	0	0	8.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
403	**00**	**00**	**00**	**Servicios no personales**	**456.500**	**0**	**0**	**0**	**0**	**0**	**456.500**
403	01	00	00	Alquileres de inmuebles	52.000	0	0	0	0	0	52.000
403	01	01	00	Alquileres de edificios y locales	52.000	0	0	0	0	0	52.000
403	04	00	00	Servicios básicos	13.000	0	0	0	0	0	13.000
403	04	05	00	Servicio de comunicaciones	13.000	0	0	0	0	0	13.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	143.000	0	0	0	0	0	143.000
403	07	02	00	Imprenta y reproducción	71.000	0	0	0	0	0	71.000
403	07	03	00	Relaciones sociales	72.000	0	0	0	0	0	72.000
403	09	00	00	Viáticos y pasajes	45.000	0	0	0	0	0	45.000
403	09	01	00	Viáticos y pasajes dentro del país	45.000	0	0	0	0	0	45.000
403	10	00	00	Servicios profesionales y técnicos	78.000	0	0	0	0	0	78.000
403	10	99	00	Otros servicios profesionales y técnicos	78.000	0	0	0	0	0	78.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	90.000	0	0	0	0	0	90.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	35.000	0	0	0	0	0	35.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	25.000	0	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 119318 170165000 PLAN NACIONAL DE GESTIÓN DE LAS AGUAS. FASE V. PUESTA EN FUNCIONAMIENTO DE LA SECRETARÍA EJECUTIVA

OBJETIVO DEL PROYECTO: ORIENTAR LA GESTIÓN INTEGRAL DE LAS AGUAS PARA PREVEER Y ENFRENTAR SITUACIONES CAMBIANTES DEL ENTORNO QUE DIRECTA O INDIRECTAMENTE AFECTEN EL RECURSO, CON UN HORIZONTE DE PLANIFICACIÓN A CORTO, MEDIANO Y LARGO PLAZO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	15	00	00	Servicios fiscales	1.700	0	0	0	0	0	1.700
403	15	02	00	Tasas y otros derechos obligatorios	1.700	0	0	0	0	0	1.700
403	18	00	00	Impuestos indirectos	33.800	0	0	0	0	0	33.800
403	18	01	00	Impuesto al valor agregado	33.800	0	0	0	0	0	33.800
				Totales	**880.000**	**0**	**0**	**0**	**0**	**0**	**880.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 119318 170165000 PLAN NACIONAL DE GESTIÓN DE LAS AGUAS. FASE V. PUESTA EN FUNCIONAMIENTO DE LA SECRETARÍA EJECUTIVA

OBJETIVO DEL PROYECTO: ORIENTAR LA GESTIÓN INTEGRAL DE LAS AGUAS PARA PREVEER Y ENFRENTAR SITUACIONES CAMBIANTES DEL ENTORNO QUE DIRECTA O INDIRECTAMENTE AFECTEN EL RECURSO, CON UN HORIZONTE DE PLANIFICACIÓN A CORTO, MEDIANO Y LARGO PLAZO

UNIDAD DE MEDIDA: DOCUMENTO

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 119318 170165000 PLAN NACIONAL DE GESTIÓN DE LAS AGUAS. FASE V. PUESTA EN FUNCIONAMIENTO DE LA SECRETARÍA EJECUTIVA

OBJETIVO DEL PROYECTO: ORIENTAR LA GESTIÓN INTEGRAL DE LAS AGUAS PARA PREVEER Y ENFRENTAR SITUACIONES CAMBIANTES DEL ENTORNO QUE DIRECTA O INDIRECTAMENTE AFECTEN EL RECURSO, CON UN HORIZONTE DE PLANIFICACIÓN A CORTO, MEDIANO Y LARGO PLAZO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170165001 SEGUIMIENTO DE LA SECRETARIA EJECUTIVA EN LA CUENCA DEL RÍO UNARE

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.500**	**0**	**0**	**0**	**0**	0	**6.500**
402	01	00	00	Productos alimenticios y agropecuarios	6.500	0	0	0	0	0	6.500
402	01	01	00	Alimentos y bebidas para personas	6.500	0	0	0	0	0	6.500
403	**00**	**00**	**00**	**Servicios no personales**	**308.500**	**0**	**0**	**0**	**0**	0	**308.500**
403	01	00	00	Alquileres de inmuebles	52.000	0	0	0	0	0	52.000
403	01	01	00	Alquileres de edificios y locales	52.000	0	0	0	0	0	52.000
403	04	00	00	Servicios básicos	13.000	0	0	0	0	0	13.000
403	04	05	00	Servicio de comunicaciones	13.000	0	0	0	0	0	13.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	55.000	0	0	0	0	0	55.000
403	07	02	00	Imprenta y reproducción	13.000	0	0	0	0	0	13.000
403	07	03	00	Relaciones sociales	42.000	0	0	0	0	0	42.000
403	09	00	00	Viáticos y pasajes	45.000	0	0	0	0	0	45.000
403	09	01	00	Viáticos y pasajes dentro del país	45.000	0	0	0	0	0	45.000
403	10	00	00	Servicios profesionales y técnicos	78.000	0	0	0	0	0	78.000
403	10	99	00	Otros servicios profesionales y técnicos	78.000	0	0	0	0	0	78.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	15	00	00	Servicios fiscales	1.700	0	0	0	0	0	1.700
403	15	02	00	Tasas y otros derechos obligatorios	1.700	0	0	0	0	0	1.700
403	18	00	00	Impuestos indirectos	33.800	0	0	0	0	0	33.800
403	18	01	00	Impuesto al valor agregado	33.800	0	0	0	0	0	33.800
				Totales	**315.000**	**0**	**0**	**0**	**0**	0	**315.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 119318 170165000 PLAN NACIONAL DE GESTIÓN DE LAS AGUAS. FASE V. PUESTA EN FUNCIONAMIENTO DE LA SECRETARÍA EJECUTIVA

OBJETIVO DEL PROYECTO: ORIENTAR LA GESTIÓN INTEGRAL DE LAS AGUAS PARA PREVEER Y ENFRENTAR SITUACIONES CAMBIANTES DEL ENTORNO QUE DIRECTA O INDIRECTAMENTE AFECTEN EL RECURSO, CON UN HORIZONTE DE PLANIFICACIÓN A CORTO, MEDIANO Y LARGO PLAZO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170165002 CELEBRACIÓN DEL DÍA MUNDIAL DEL AGUA 2013

UNIDAD DE MEDIDA: EVENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**381.000**	**0**	**0**	**0**	**0**	**0**	**381.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	200.000	0	0	0	0	0	200.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	200.000	0	0	0	0	0	200.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	181.000	0	0	0	0	0	181.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	181.000	0	0	0	0	0	181.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**36.000**	**0**	**0**	**0**	**0**	**0**	**36.000**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	08	00	Productos plásticos	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	8.000	0	0	0	0	0	8.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
403	**00**	**00**	**00**	**Servicios no personales**	**148.000**	**0**	**0**	**0**	**0**	**0**	**148.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	88.000	0	0	0	0	0	88.000
403	07	02	00	Imprenta y reproducción	58.000	0	0	0	0	0	58.000
403	07	03	00	Relaciones sociales	30.000	0	0	0	0	0	30.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	60.000	0	0	0	0	0	60.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	25.000	0	0	0	0	0	25.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	15.000	0	0	0	0	0	15.000
				Totales	**565.000**	**0**	**0**	**0**	**0**	**0**	**565.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118089 170166000 CONSTRUCCIÓN DE LA PLATAFORMA ECOSOCIALISTA PARA LA CONSERVACIÓN DE LA VIDA

OBJETIVO DEL PROYECTO: GARANTIZAR EL CUMPLIMIENTO DE LA ESTRATEGIA NACIONAL DE CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA, MEDIANTE LA CONSTRUCCIÓN DE UNA NUEVA PLATAFORMA ORGANIZACIONAL

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.281.323**	**0**	**0**	**0**	**0**	**0**	**2.281.323**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.444.323	0	0	0	0	0	1.444.323
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.444.323	0	0	0	0	0	1.444.323
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	837.000	0	0	0	0	0	837.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	837.000	0	0	0	0	0	837.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
402	01	00	00	Productos alimenticios y agropecuarios	141.900	0	0	0	0	0	141.900
402	01	01	00	Alimentos y bebidas para personas	35.000	0	0	0	0	0	35.000
402	01	02	00	Alimentos para animales	90.000	0	0	0	0	0	90.000
402	01	03	00	Productos agrícolas y pecuarios	16.900	0	0	0	0	0	16.900
402	02	00	00	Productos de minas, canteras y yacimientos	6.000	0	0	0	0	0	6.000
402	02	05	00	Piedra, arcilla, arena y tierra	6.000	0	0	0	0	0	6.000
402	04	00	00	Productos de cuero y caucho	48.000	0	0	0	0	0	48.000
402	04	03	00	Cauchos y tripas para vehículos	48.000	0	0	0	0	0	48.000
402	05	00	00	Productos de papel, cartón e impresos	16.500	0	0	0	0	0	16.500
402	05	01	00	Pulpa de madera, papel y cartón	5.000	0	0	0	0	0	5.000
402	05	02	00	Envases y cajas de papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	3.500	0	0	0	0	0	3.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	124.500	0	0	0	0	0	124.500
402	06	01	00	Sustancias químicas y de uso industrial	20.000	0	0	0	0	0	20.000
402	06	02	00	Abonos, plaguicidas y otros	7.000	0	0	0	0	0	7.000
402	06	03	00	Tintas, pinturas y colorantes	11.000	0	0	0	0	0	11.000
402	06	04	00	Productos farmacéuticos y medicamentos	4.500	0	0	0	0	0	4.500
402	06	06	00	Combustibles y lubricantes	13.000	0	0	0	0	0	13.000
402	06	08	00	Productos plásticos	69.000	0	0	0	0	0	69.000
402	07	00	00	Productos minerales no metálicos	11.000	0	0	0	0	0	11.000
402	07	02	00	Vidrios y productos de vidrio	11.000	0	0	0	0	0	11.000
402	08	00	00	Productos metálicos	82.100	0	0	0	0	0	82.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118089 170166000 CONSTRUCCIÓN DE LA PLATAFORMA ECOSOCIALISTA PARA LA CONSERVACIÓN DE LA VIDA

OBJETIVO DEL PROYECTO: GARANTIZAR EL CUMPLIMIENTO DE LA ESTRATEGIA NACIONAL DE CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA, MEDIANTE LA CONSTRUCCIÓN DE UNA NUEVA PLATAFORMA ORGANIZACIONAL

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	01	00	Productos primarios de hierro y acero	43.100	0	0	0	0	0	43.100
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	16.000	0	0	0	0	0	16.000
402	08	10	00	Repuestos y accesorios para otros equipos	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	70.000	0	0	0	0	0	70.000
402	10	02	00	Materiales y útiles de limpieza y aseo	7.000	0	0	0	0	0	7.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	07	00	Productos de seguridad en el trabajo	15.000	0	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	0	15.000
402	10	11	00	Materiales eléctricos	15.000	0	0	0	0	0	15.000
402	10	99	00	Otros productos y útiles diversos	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**599.677**	**0**	**0**	**0**	**0**	**0**	**599.677**
403	06	00	00	Servicios de transporte y almacenaje	6.500	0	0	0	0	0	6.500
403	06	03	00	Estacionamiento	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.500	0	0	0	0	0	5.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	67.584	0	0	0	0	0	67.584
403	07	02	00	Imprenta y reproducción	67.584	0	0	0	0	0	67.584
403	09	00	00	Viáticos y pasajes	158.120	0	0	0	0	0	158.120
403	09	01	00	Viáticos y pasajes dentro del país	158.120	0	0	0	0	0	158.120
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	237.619	0	0	0	0	0	237.619
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	12.000	0	0	0	0	0	12.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	140.000	0	0	0	0	0	140.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	35.619	0	0	0	0	0	35.619
403	18	00	00	Impuestos indirectos	129.854	0	0	0	0	0	129.854
403	18	01	00	Impuesto al valor agregado	129.854	0	0	0	0	0	129.854

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118089 170166000 CONSTRUCCIÓN DE LA PLATAFORMA ECOSOCIALISTA PARA LA CONSERVACIÓN DE LA VIDA

OBJETIVO DEL PROYECTO: GARANTIZAR EL CUMPLIMIENTO DE LA ESTRATEGIA NACIONAL DE CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA, MEDIANTE LA CONSTRUCCIÓN DE UNA NUEVA PLATAFORMA ORGANIZACIONAL

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**119.000**	**0**	**0**	**0**	**0**	**0**	**119.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	15.000	0	0	0	0	0	15.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	15.000	0	0	0	0	0	15.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
404	05	01	00	Equipos de telecomunicaciones	10.000	0	0	0	0	0	10.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	16.000	0	0	0	0	0	16.000
404	07	01	00	Equipos científicos y de laboratorio	16.000	0	0	0	0	0	16.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	78.000	0	0	0	0	0	78.000
404	09	01	00	Mobiliario y equipos de oficina	17.000	0	0	0	0	0	17.000
404	09	02	00	Equipos de computación	41.000	0	0	0	0	0	41.000
404	09	03	00	Mobiliario y equipos de alojamiento	20.000	0	0	0	0	0	20.000
				Totales	**3.500.000**	**0**	**0**	**0**	**0**	**0**	**3.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118089 170166000 CONSTRUCCIÓN DE LA PLATAFORMA ECOSOCIALISTA PARA LA CONSERVACIÓN DE LA VIDA

OBJETIVO DEL PROYECTO: GARANTIZAR EL CUMPLIMIENTO DE LA ESTRATEGIA NACIONAL DE CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA, MEDIANTE LA CONSTRUCCIÓN DE UNA NUEVA PLATAFORMA ORGANIZACIONAL

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA

META: 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118089 170166000 CONSTRUCCIÓN DE LA PLATAFORMA ECOSOCIALISTA PARA LA CONSERVACIÓN DE LA VIDA

OBJETIVO DEL PROYECTO: GARANTIZAR EL CUMPLIMIENTO DE LA ESTRATEGIA NACIONAL DE CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA, MEDIANTE LA CONSTRUCCIÓN DE UNA NUEVA PLATAFORMA ORGANIZACIONAL

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170166001 CREAR LA PLATAFORMA ORGANIZACIONAL DE LA ESTRATEGIA NACIONAL DE CONSERVACIÓN DE LA BIODIVERSIDAD

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.281.323**	**0**	**0**	**0**	**0**	**0**	**2.281.323**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.444.323	0	0	0	0	0	1.444.323
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.444.323	0	0	0	0	0	1.444.323
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	837.000	0	0	0	0	0	837.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	837.000	0	0	0	0	0	837.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**380.000**	**0**	**0**	**0**	**0**	**0**	**380.000**
402	01	00	00	Productos alimenticios y agropecuarios	126.900	0	0	0	0	0	126.900
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	01	02	00	Alimentos para animales	90.000	0	0	0	0	0	90.000
402	01	03	00	Productos agrícolas y pecuarios	16.900	0	0	0	0	0	16.900
402	02	00	00	Productos de minas, canteras y yacimientos	6.000	0	0	0	0	0	6.000
402	02	05	00	Piedra, arcilla, arena y tierra	6.000	0	0	0	0	0	6.000
402	04	00	00	Productos de cuero y caucho	33.000	0	0	0	0	0	33.000
402	04	03	00	Cauchos y tripas para vehículos	33.000	0	0	0	0	0	33.000
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	0	10.000
402	05	01	00	Pulpa de madera, papel y cartón	2.000	0	0	0	0	0	2.000
402	05	02	00	Envases y cajas de papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	2.000	0	0	0	0	0	2.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.000	0	0	0	0	0	3.000
402	06	00	00	Productos químicos y derivados	79.000	0	0	0	0	0	79.000
402	06	01	00	Sustancias químicas y de uso industrial	10.000	0	0	0	0	0	10.000
402	06	02	00	Abonos, plaguicidas y otros	5.000	0	0	0	0	0	5.000
402	06	03	00	Tintas, pinturas y colorantes	6.000	0	0	0	0	0	6.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.000	0	0	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118089 170166000 CONSTRUCCIÓN DE LA PLATAFORMA ECOSOCIALISTA PARA LA CONSERVACIÓN DE LA VIDA

OBJETIVO DEL PROYECTO: GARANTIZAR EL CUMPLIMIENTO DE LA ESTRATEGIA NACIONAL DE CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA, MEDIANTE LA CONSTRUCCIÓN DE UNA NUEVA PLATAFORMA ORGANIZACIONAL

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170166001 CREAR LA PLATAFORMA ORGANIZACIONAL DE LA ESTRATEGIA NACIONAL DE CONSERVACIÓN DE LA BIODIVERSIDAD

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	6.000	0	0	0	0	0	6.000
402	06	08	00	Productos plásticos	50.000	0	0	0	0	0	50.000
402	07	00	00	Productos minerales no metálicos	7.000	0	0	0	0	0	7.000
402	07	02	00	Vidrios y productos de vidrio	7.000	0	0	0	0	0	7.000
402	08	00	00	Productos metálicos	65.100	0	0	0	0	0	65.100
402	08	01	00	Productos primarios de hierro y acero	43.100	0	0	0	0	0	43.100
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	8.000	0	0	0	0	0	8.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.000	0	0	0	0	0	8.000
402	08	10	00	Repuestos y accesorios para otros equipos	6.000	0	0	0	0	0	6.000
402	10	00	00	Productos varios y útiles diversos	53.000	0	0	0	0	0	53.000
402	10	02	00	Materiales y útiles de limpieza y aseo	5.000	0	0	0	0	0	5.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	07	00	Productos de seguridad en el trabajo	15.000	0	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	11	00	Materiales eléctricos	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	3.000	0	0	0	0	0	3.000
403	**00**	**00**	**00**	**Servicios no personales**	**390.000**	**0**	**0**	**0**	**0**	**0**	**390.000**
403	06	00	00	Servicios de transporte y almacenaje	4.300	0	0	0	0	0	4.300
403	06	03	00	Estacionamiento	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.300	0	0	0	0	0	3.300
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.584	0	0	0	0	0	42.584
403	07	02	00	Imprenta y reproducción	42.584	0	0	0	0	0	42.584
403	09	00	00	Viáticos y pasajes	130.000	0	0	0	0	0	130.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118089 170166000 CONSTRUCCIÓN DE LA PLATAFORMA ECOSOCIALISTA PARA LA CONSERVACIÓN DE LA VIDA

OBJETIVO DEL PROYECTO: GARANTIZAR EL CUMPLIMIENTO DE LA ESTRATEGIA NACIONAL DE CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA, MEDIANTE LA CONSTRUCCIÓN DE UNA NUEVA PLATAFORMA ORGANIZACIONAL

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170166001 CREAR LA PLATAFORMA ORGANIZACIONAL DE LA ESTRATEGIA NACIONAL DE CONSERVACIÓN DE LA BIODIVERSIDAD

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	130.000	0	0	0	0	0	130.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	122.000	0	0	0	0	0	122.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	7.000	0	0	0	0	0	7.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	70.000	0	0	0	0	0	70.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	0	20.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	91.116	0	0	0	0	0	91.116
403	18	01	00	Impuesto al valor agregado	91.116	0	0	0	0	0	91.116
404	**00**	**00**	**00**	**Activos reales**	**79.000**	**0**	**0**	**0**	**0**	**0**	**79.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	8.000	0	0	0	0	0	8.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	8.000	0	0	0	0	0	8.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
404	05	01	00	Equipos de telecomunicaciones	10.000	0	0	0	0	0	10.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
404	07	01	00	Equipos científicos y de laboratorio	10.000	0	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	51.000	0	0	0	0	0	51.000
404	09	01	00	Mobiliario y equipos de oficina	7.000	0	0	0	0	0	7.000
404	09	02	00	Equipos de computación	34.000	0	0	0	0	0	34.000
404	09	03	00	Mobiliario y equipos de alojamiento	10.000	0	0	0	0	0	10.000
				Totales	**3.130.323**	**0**	**0**	**0**	**0**	**0**	**3.130.323**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118089 170166000 CONSTRUCCIÓN DE LA PLATAFORMA ECOSOCIALISTA PARA LA CONSERVACIÓN DE LA VIDA

OBJETIVO DEL PROYECTO: GARANTIZAR EL CUMPLIMIENTO DE LA ESTRATEGIA NACIONAL DE CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA, MEDIANTE LA CONSTRUCCIÓN DE UNA NUEVA PLATAFORMA ORGANIZACIONAL

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170166002 REDIMENSIONAMIENTO DE LOS PROYECTOS EJECUTADOS DESDE LA OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA A LA NUEVA PLATAFORMA ORGANIZACIONAL

UNIDAD DE MEDIDA: PROYECTO **META:** 36

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**120.000**	0	0	0	0	0	**120.000**
402	01	00	00	Productos alimenticios y agropecuarios	15.000	0	0	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	0	15.000
402	04	00	00	Productos de cuero y caucho	15.000	0	0	0	0	0	15.000
402	04	03	00	Cauchos y tripas para vehículos	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	6.500	0	0	0	0	0	6.500
402	05	01	00	Pulpa de madera, papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	1.500	0	0	0	0	0	1.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	45.500	0	0	0	0	0	45.500
402	06	01	00	Sustancias químicas y de uso industrial	10.000	0	0	0	0	0	10.000
402	06	02	00	Abonos, plaguicidas y otros	2.000	0	0	0	0	0	2.000
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	0	5.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.500	0	0	0	0	0	2.500
402	06	06	00	Combustibles y lubricantes	7.000	0	0	0	0	0	7.000
402	06	08	00	Productos plásticos	19.000	0	0	0	0	0	19.000
402	07	00	00	Productos minerales no metálicos	4.000	0	0	0	0	0	4.000
402	07	02	00	Vidrios y productos de vidrio	4.000	0	0	0	0	0	4.000
402	08	00	00	Productos metálicos	17.000	0	0	0	0	0	17.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.000	0	0	0	0	0	7.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.000	0	0	0	0	0	8.000
402	08	10	00	Repuestos y accesorios para otros equipos	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	17.000	0	0	0	0	0	17.000
402	10	02	00	Materiales y útiles de limpieza y aseo	2.000	0	0	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118089 170166000 CONSTRUCCIÓN DE LA PLATAFORMA ECOSOCIALISTA PARA LA CONSERVACIÓN DE LA VIDA

OBJETIVO DEL PROYECTO: GARANTIZAR EL CUMPLIMIENTO DE LA ESTRATEGIA NACIONAL DE CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA, MEDIANTE LA CONSTRUCCIÓN DE UNA NUEVA PLATAFORMA ORGANIZACIONAL

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170166002 REDIMENSIONAMIENTO DE LOS PROYECTOS EJECUTADOS DESDE LA OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA A LA NUEVA PLATAFORMA ORGANIZACIONAL

UNIDAD DE MEDIDA: PROYECTO **META:** 36

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.000	0	0	0	0	0	3.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	5.000	0	0	0	0	0	5.000
402	10	99	00	Otros productos y útiles diversos	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**209.677**	**0**	**0**	**0**	**0**	0	**209.677**
403	06	00	00	Servicios de transporte y almacenaje	2.200	0	0	0	0	0	2.200
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.200	0	0	0	0	0	2.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.000	0	0	0	0	0	25.000
403	07	02	00	Imprenta y reproducción	25.000	0	0	0	0	0	25.000
403	09	00	00	Viáticos y pasajes	28.120	0	0	0	0	0	28.120
403	09	01	00	Viáticos y pasajes dentro del país	28.120	0	0	0	0	0	28.120
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	115.619	0	0	0	0	0	115.619
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	5.000	0	0	0	0	0	5.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	70.000	0	0	0	0	0	70.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	15.619	0	0	0	0	0	15.619
403	18	00	00	Impuestos indirectos	38.738	0	0	0	0	0	38.738
403	18	01	00	Impuesto al valor agregado	38.738	0	0	0	0	0	38.738
404	**00**	**00**	**00**	**Activos reales**	**40.000**	**0**	**0**	**0**	**0**	0	**40.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	7.000	0	0	0	0	0	7.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	7.000	0	0	0	0	0	7.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.000	0	0	0	0	0	6.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118089 170166000 CONSTRUCCIÓN DE LA PLATAFORMA ECOSOCIALISTA PARA LA CONSERVACIÓN DE LA VIDA

OBJETIVO DEL PROYECTO: GARANTIZAR EL CUMPLIMIENTO DE LA ESTRATEGIA NACIONAL DE CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA, MEDIANTE LA CONSTRUCCIÓN DE UNA NUEVA PLATAFORMA ORGANIZACIONAL

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170166002 REDIMENSIONAMIENTO DE LOS PROYECTOS EJECUTADOS DESDE LA OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA A LA NUEVA PLATAFORMA ORGANIZACIONAL

UNIDAD DE MEDIDA: PROYECTO **META:** 36

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	01	00	Equipos científicos y de laboratorio	6.000	0	0	0	0	0	6.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	27.000	0	0	0	0	0	27.000
404	09	01	00	Mobiliario y equipos de oficina	10.000	0	0	0	0	0	10.000
404	09	02	00	Equipos de computación	7.000	0	0	0	0	0	7.000
404	09	03	00	Mobiliario y equipos de alojamiento	10.000	0	0	0	0	0	10.000
				Totales	**369.677**	0	0	0	0	0	**369.677**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118701 170167000 REMODELACIÓN DE LOS ESPACIOS Y REPARACIÓN DE LOS EQUIPOS DE ELEVACIÓN VERTICAL EN LA SEDE DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

OBJETIVO DEL PROYECTO: REMODELAR LOS ESPACIOS Y REPARACIÓN DE LOS EQUIPOS DE ELEVACIÓN VERTICAL DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE, EN FUNCIÓN DE MEJORAR LAS CONDICIONES DE TRABAJO Y OBTENER BENEFICIOS EN LA PRESTACIÓN DE LOS SERVICIOS

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 500

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.107.179**	**0**	**0**	**0**	**0**	**0**	**1.107.179**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	500.000	0	0	0	0	0	500.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	400.000	0	0	0	0	0	400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	607.179	0	0	0	0	0	607.179
403	18	01	00	Impuesto al valor agregado	607.179	0	0	0	0	0	607.179
404	**00**	**00**	**00**	**Activos reales**	**4.559.821**	**0**	**0**	**0**	**0**	**0**	**4.559.821**
404	01	00	00	Repuestos y reparaciones mayores	1.100.000	0	0	0	0	0	1.100.000
404	01	01	00	Repuestos mayores	270.000	0	0	0	0	0	270.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	270.000	0	0	0	0	0	270.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	830.000	0	0	0	0	0	830.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	830.000	0	0	0	0	0	830.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	2.549.821	0	0	0	0	0	2.549.821
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	2.549.821	0	0	0	0	0	2.549.821
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	910.000	0	0	0	0	0	910.000
404	09	01	00	Mobiliario y equipos de oficina	700.000	0	0	0	0	0	700.000
404	09	03	00	Mobiliario y equipos de alojamiento	210.000	0	0	0	0	0	210.000
				Totales	**5.667.000**	**0**	**0**	**0**	**0**	**0**	**5.667.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118701 170167000 REMODELACIÓN DE LOS ESPACIOS Y REPARACIÓN DE LOS EQUIPOS DE ELEVACIÓN VERTICAL EN LA SEDE DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

OBJETIVO DEL PROYECTO: REMODELAR LOS ESPACIOS Y REPARACIÓN DE LOS EQUIPOS DE ELEVACIÓN VERTICAL DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE, EN FUNCIÓN DE MEJORAR LAS CONDICIONES DE TRABAJO Y OBTENER BENEFICIOS EN LA PRESTACIÓN DE LOS SERVICIOS

UNIDAD DE MEDIDA: METRO CUADRADO

META: 500

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118701 170167000 REMODELACIÓN DE LOS ESPACIOS Y REPARACIÓN DE LOS EQUIPOS DE ELEVACIÓN VERTICAL EN LA SEDE DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

OBJETIVO DEL PROYECTO: REMODELAR LOS ESPACIOS Y REPARACIÓN DE LOS EQUIPOS DE ELEVACIÓN VERTICAL DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE, EN FUNCIÓN DE MEJORAR LAS CONDICIONES DE TRABAJO Y OBTENER BENEFICIOS EN LA PRESTACIÓN DE LOS SERVICIOS

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 500

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170167001 REMODELACIÓN DE LOS BAÑOS PÚBLICOS DE LA SEDE DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

UNIDAD DE MEDIDA: BAÑO **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**204.000**	**0**	**0**	**0**	**0**	**0**	**204.000**
403	18	00	00	Impuestos indirectos	204.000	0	0	0	0	0	204.000
403	18	01	00	Impuesto al valor agregado	204.000	0	0	0	0	0	204.000
404	**00**	**00**	**00**	**Activos reales**	**1.700.000**	**0**	**0**	**0**	**0**	**0**	**1.700.000**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	1.700.000	0	0	0	0	0	1.700.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	1.700.000	0	0	0	0	0	1.700.000
				Totales	**1.904.000**	**0**	**0**	**0**	**0**	**0**	**1.904.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118701 170167000 REMODELACIÓN DE LOS ESPACIOS Y REPARACIÓN DE LOS EQUIPOS DE ELEVACIÓN VERTICAL EN LA SEDE DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

OBJETIVO DEL PROYECTO: REMODELAR LOS ESPACIOS Y REPARACIÓN DE LOS EQUIPOS DE ELEVACIÓN VERTICAL DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE, EN FUNCIÓN DE MEJORAR LAS CONDICIONES DE TRABAJO Y OBTENER BENEFICIOS EN LA PRESTACIÓN DE LOS SERVICIOS

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 500

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170167002 REPARACIÓN DE ASCENSORES DE LA TORRE SUR DEL CENTRO SIMÓN BOLÍVAR, EL SILENCIO

UNIDAD DE MEDIDA: NÚCLEO **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**580.000**	**0**	**0**	**0**	**0**	**0**	**580.000**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	400.000	0	0	0	0	0	400.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	400.000	0	0	0	0	0	400.000
403	18	00	00	Impuestos indirectos	180.000	0	0	0	0	0	180.000
403	18	01	00	Impuesto al valor agregado	180.000	0	0	0	0	0	180.000
404	**00**	**00**	**00**	**Activos reales**	**1.100.000**	**0**	**0**	**0**	**0**	**0**	**1.100.000**
404	01	00	00	Repuestos y reparaciones mayores	1.100.000	0	0	0	0	0	1.100.000
404	01	01	00	Repuestos mayores	270.000	0	0	0	0	0	270.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	270.000	0	0	0	0	0	270.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	830.000	0	0	0	0	0	830.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	830.000	0	0	0	0	0	830.000
				Totales	**1.680.000**	**0**	**0**	**0**	**0**	**0**	**1.680.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118701 170167000 REMODELACIÓN DE LOS ESPACIOS Y REPARACIÓN DE LOS EQUIPOS DE ELEVACIÓN VERTICAL EN LA SEDE DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

OBJETIVO DEL PROYECTO: REMODELAR LOS ESPACIOS Y REPARACIÓN DE LOS EQUIPOS DE ELEVACIÓN VERTICAL DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE, EN FUNCIÓN DE MEJORAR LAS CONDICIONES DE TRABAJO Y OBTENER BENEFICIOS EN LA PRESTACIÓN DE LOS SERVICIOS

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 500

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170167003 REMODELACIÓN DE LA OFICINA DE AUDITORIA INTERNA, UBICADA EN EL PISO 16 DE LA TORRE SUR DEL CENTRO SIMÓN BOLÍVAR, EL SILENCIO

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 500

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**323.179**	**0**	**0**	**0**	**0**	**0**	**323.179**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	223.179	0	0	0	0	0	223.179
403	18	01	00	Impuesto al valor agregado	223.179	0	0	0	0	0	223.179
404	**00**	**00**	**00**	**Activos reales**	**1.759.821**	**0**	**0**	**0**	**0**	**0**	**1.759.821**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	849.821	0	0	0	0	0	849.821
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	849.821	0	0	0	0	0	849.821
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	910.000	0	0	0	0	0	910.000
404	09	01	00	Mobiliario y equipos de oficina	700.000	0	0	0	0	0	700.000
404	09	03	00	Mobiliario y equipos de alojamiento	210.000	0	0	0	0	0	210.000
				Totales	**2.083.000**	**0**	**0**	**0**	**0**	**0**	**2.083.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118523 170168000 PLANIFICACIÓN Y COORDINACIÓN PARA LA GESTIÓN FORESTAL A NIVEL NACIONAL, AÑO 2013

OBJETIVO DEL PROYECTO: GARANTIZAR LOS INSTRUMENTOS DE PLANIFICACIÓN Y COORDINACIÓN DE LA GESTIÓN FORESTAL

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO

META: 70

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.064.255**	**0**	**0**	**0**	**0**	**0**	**1.064.255**
401	01	00	00	Sueldos, salarios y otras retribuciones	623.862	0	0	0	0	0	623.862
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	623.862	0	0	0	0	0	623.862
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	440.393	0	0	0	0	0	440.393
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	440.393	0	0	0	0	0	440.393
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**68.031**	**0**	**0**	**0**	**0**	**0**	**68.031**
402	01	00	00	Productos alimenticios y agropecuarios	6.242	0	0	0	0	0	6.242
402	01	01	00	Alimentos y bebidas para personas	6.242	0	0	0	0	0	6.242
402	02	00	00	Productos de minas, canteras y yacimientos	6.160	0	0	0	0	0	6.160
402	02	01	00	Carbón mineral	6.160	0	0	0	0	0	6.160
402	05	00	00	Productos de papel, cartón e impresos	10.500	0	0	0	0	0	10.500
402	05	02	00	Envases y cajas de papel y cartón	10.500	0	0	0	0	0	10.500
402	10	00	00	Productos varios y útiles diversos	45.129	0	0	0	0	0	45.129
402	10	08	00	Materiales para equipos de computación	45.129	0	0	0	0	0	45.129
403	**00**	**00**	**00**	**Servicios no personales**	**441.714**	**0**	**0**	**0**	**0**	**0**	**441.714**
403	07	00	00	Servicios de información, impresión y relaciones públicas	150.000	0	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	225.618	0	0	0	0	0	225.618
403	09	01	00	Viáticos y pasajes dentro del país	225.618	0	0	0	0	0	225.618
403	18	00	00	Impuestos indirectos	66.096	0	0	0	0	0	66.096
403	18	01	00	Impuesto al valor agregado	66.096	0	0	0	0	0	66.096
404	**00**	**00**	**00**	**Activos reales**	**126.000**	**0**	**0**	**0**	**0**	**0**	**126.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	37.000	0	0	0	0	0	37.000
404	07	01	00	Equipos científicos y de laboratorio	37.000	0	0	0	0	0	37.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	29.000	0	0	0	0	0	29.000
404	09	01	00	Mobiliario y equipos de oficina	13.000	0	0	0	0	0	13.000
404	09	02	00	Equipos de computación	16.000	0	0	0	0	0	16.000
404	12	00	00	Activos intangibles	60.000	0	0	0	0	0	60.000
404	12	04	00	Paquetes y programas de computación	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118523 170168000 PLANIFICACIÓN Y COORDINACIÓN PARA LA GESTIÓN FORESTAL A NIVEL NACIONAL, AÑO 2013

OBJETIVO DEL PROYECTO: GARANTIZAR LOS INSTRUMENTOS DE PLANIFICACIÓN Y COORDINACIÓN DE LA GESTIÓN FORESTAL

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO

META: 70

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**1.700.000**	0	0	0	0	0	**1.700.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118523 170168000 PLANIFICACIÓN Y COORDINACIÓN PARA LA GESTIÓN FORESTAL A NIVEL NACIONAL, AÑO 2013

OBJETIVO DEL PROYECTO: GARANTIZAR LOS INSTRUMENTOS DE PLANIFICACIÓN Y COORDINACIÓN DE LA GESTIÓN FORESTAL

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 70

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118523 170168000 PLANIFICACIÓN Y COORDINACIÓN PARA LA GESTIÓN FORESTAL A NIVEL NACIONAL, AÑO 2013

OBJETIVO DEL PROYECTO: GARANTIZAR LOS INSTRUMENTOS DE PLANIFICACIÓN Y COORDINACIÓN DE LA GESTIÓN FORESTAL

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 70

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170168001 SEGUIMIENTO Y CONTROL A LA GESTIÓN FORESTAL DE LAS DIRECCIONES ESTADALES AMBIENTALES

UNIDAD DE MEDIDA: INFORME **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.064.255**	**0**	**0**	**0**	**0**	**0**	**1.064.255**
401	01	00	00	Sueldos, salarios y otras retribuciones	623.862	0	0	0	0	0	623.862
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	623.862	0	0	0	0	0	623.862
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	440.393	0	0	0	0	0	440.393
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	440.393	0	0	0	0	0	440.393
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**32.080**	**0**	**0**	**0**	**0**	**0**	**32.080**
402	05	00	00	Productos de papel, cartón e impresos	10.500	0	0	0	0	0	10.500
402	05	02	00	Envases y cajas de papel y cartón	10.500	0	0	0	0	0	10.500
402	10	00	00	Productos varios y útiles diversos	21.580	0	0	0	0	0	21.580
402	10	08	00	Materiales para equipos de computación	21.580	0	0	0	0	0	21.580
403	**00**	**00**	**00**	**Servicios no personales**	**72.694**	**0**	**0**	**0**	**0**	**0**	**72.694**
403	09	00	00	Viáticos y pasajes	58.038	0	0	0	0	0	58.038
403	09	01	00	Viáticos y pasajes dentro del país	58.038	0	0	0	0	0	58.038
403	18	00	00	Impuestos indirectos	14.656	0	0	0	0	0	14.656
403	18	01	00	Impuesto al valor agregado	14.656	0	0	0	0	0	14.656
404	**00**	**00**	**00**	**Activos reales**	**37.000**	**0**	**0**	**0**	**0**	**0**	**37.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	37.000	0	0	0	0	0	37.000
404	07	01	00	Equipos científicos y de laboratorio	37.000	0	0	0	0	0	37.000
				Totales	**1.206.029**	**0**	**0**	**0**	**0**	**0**	**1.206.029**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118523 170168000 PLANIFICACIÓN Y COORDINACIÓN PARA LA GESTIÓN FORESTAL A NIVEL NACIONAL, AÑO 2013

OBJETIVO DEL PROYECTO: GARANTIZAR LOS INSTRUMENTOS DE PLANIFICACIÓN Y COORDINACIÓN DE LA GESTIÓN FORESTAL

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 70

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170168002 SEGUIMIENTO Y CONTROL DE LOS PROCESOS QUE AFECTAN AL BOSQUE EN LAS ABRAE FORESTALES

UNIDAD DE MEDIDA: INFORME **META:** 31

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.904**	**0**	**0**	**0**	**0**	**0**	**11.904**
402	10	00	00	Productos varios y útiles diversos	11.904	0	0	0	0	0	11.904
402	10	08	00	Materiales para equipos de computación	11.904	0	0	0	0	0	11.904
403	**00**	**00**	**00**	**Servicios no personales**	**123.866**	**0**	**0**	**0**	**0**	**0**	**123.866**
403	09	00	00	Viáticos y pasajes	100.713	0	0	0	0	0	100.713
403	09	01	00	Viáticos y pasajes dentro del país	100.713	0	0	0	0	0	100.713
403	18	00	00	Impuestos indirectos	23.153	0	0	0	0	0	23.153
403	18	01	00	Impuesto al valor agregado	23.153	0	0	0	0	0	23.153
404	**00**	**00**	**00**	**Activos reales**	**89.000**	**0**	**0**	**0**	**0**	**0**	**89.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	29.000	0	0	0	0	0	29.000
404	09	01	00	Mobiliario y equipos de oficina	13.000	0	0	0	0	0	13.000
404	09	02	00	Equipos de computación	16.000	0	0	0	0	0	16.000
404	12	00	00	Activos intangibles	60.000	0	0	0	0	0	60.000
404	12	04	00	Paquetes y programas de computación	60.000	0	0	0	0	0	60.000
				Totales	**224.770**	**0**	**0**	**0**	**0**	**0**	**224.770**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118523 170168000 PLANIFICACIÓN Y COORDINACIÓN PARA LA GESTIÓN FORESTAL A NIVEL NACIONAL, AÑO 2013

OBJETIVO DEL PROYECTO: GARANTIZAR LOS INSTRUMENTOS DE PLANIFICACIÓN Y COORDINACIÓN DE LA GESTIÓN FORESTAL

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO

META: 70

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 170168003 ACTUALIZACIÓN DEL MAPA DE COBERTURA FORESTAL A NIVEL NACIONAL

UNIDAD DE MEDIDA: INFORME

META: 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**22.730**	**0**	**0**	**0**	**0**	**0**	**22.730**
403	09	00	00	Viáticos y pasajes	20.484	0	0	0	0	0	20.484
403	09	01	00	Viáticos y pasajes dentro del país	20.484	0	0	0	0	0	20.484
403	18	00	00	Impuestos indirectos	2.246	0	0	0	0	0	2.246
403	18	01	00	Impuesto al valor agregado	2.246	0	0	0	0	0	2.246
				Totales	**22.730**	**0**	**0**	**0**	**0**	**0**	**22.730**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118523 170168000 PLANIFICACIÓN Y COORDINACIÓN PARA LA GESTIÓN FORESTAL A NIVEL NACIONAL, AÑO 2013

OBJETIVO DEL PROYECTO: GARANTIZAR LOS INSTRUMENTOS DE PLANIFICACIÓN Y COORDINACIÓN DE LA GESTIÓN FORESTAL

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 70

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170168004 GENERACIÓN DE POLÍTICAS, LINEAMIENTOS E INFORMACIÓN FORESTAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.805**	**0**	**0**	**0**	**0**	**0**	**17.805**
402	02	00	00	Productos de minas, canteras y yacimientos	6.160	0	0	0	0	0	6.160
402	02	01	00	Carbón mineral	6.160	0	0	0	0	0	6.160
402	10	00	00	Productos varios y útiles diversos	11.645	0	0	0	0	0	11.645
402	10	08	00	Materiales para equipos de computación	11.645	0	0	0	0	0	11.645
403	**00**	**00**	**00**	**Servicios no personales**	**151.791**	**0**	**0**	**0**	**0**	**0**	**151.791**
403	07	00	00	Servicios de información, impresión y relaciones públicas	120.000	0	0	0	0	0	120.000
403	07	02	00	Imprenta y reproducción	120.000	0	0	0	0	0	120.000
403	09	00	00	Viáticos y pasajes	13.656	0	0	0	0	0	13.656
403	09	01	00	Viáticos y pasajes dentro del país	13.656	0	0	0	0	0	13.656
403	18	00	00	Impuestos indirectos	18.135	0	0	0	0	0	18.135
403	18	01	00	Impuesto al valor agregado	18.135	0	0	0	0	0	18.135
				Totales	**169.596**	**0**	**0**	**0**	**0**	**0**	**169.596**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118523 170168000 PLANIFICACIÓN Y COORDINACIÓN PARA LA GESTIÓN FORESTAL A NIVEL NACIONAL, AÑO 2013

OBJETIVO DEL PROYECTO: GARANTIZAR LOS INSTRUMENTOS DE PLANIFICACIÓN Y COORDINACIÓN DE LA GESTIÓN FORESTAL

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 70

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170168005 ELABORACIÓN DE LINEAMIENTOS TÉCNICOS, POLÍTICAS Y PLANES DE ORDENAMIENTO EN LAS ABRAE FORESTALES

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.242**	**0**	**0**	**0**	**0**	**0**	**6.242**
402	01	00	00	Productos alimenticios y agropecuarios	6.242	0	0	0	0	0	6.242
402	01	01	00	Alimentos y bebidas para personas	6.242	0	0	0	0	0	6.242
403	**00**	**00**	**00**	**Servicios no personales**	**70.633**	**0**	**0**	**0**	**0**	**0**	**70.633**
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.000	0	0	0	0	0	30.000
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	32.727	0	0	0	0	0	32.727
403	09	01	00	Viáticos y pasajes dentro del país	32.727	0	0	0	0	0	32.727
403	18	00	00	Impuestos indirectos	7.906	0	0	0	0	0	7.906
403	18	01	00	Impuesto al valor agregado	7.906	0	0	0	0	0	7.906
				Totales	**76.875**	**0**	**0**	**0**	**0**	**0**	**76.875**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118873 170169000 PLANES DE ORDENACIÓN DEL TERRITORIO NACIONALES, COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

OBJETIVO DEL PROYECTO: DISPONER DE LOS INSTRUMENTOS LEGALES PARA LA PLANIFICACIÓN AMBIENTAL Y ORDENAMIENTO TERRITORIAL A NIVEL NACIONAL Y PARA EL ORDENAMIENTO DE LOS TERRITORIOS COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

UNIDAD DE MEDIDA: PLAN **META:** 23

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.242.000**	**0**	**0**	**0**	**0**	**0**	**1.242.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.242.000	0	0	0	0	0	1.242.000
401	01	18	00	Remuneraciones al personal contratado	1.242.000	0	0	0	0	0	1.242.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**628.928**	**0**	**0**	**0**	**0**	**0**	**628.928**
402	01	00	00	Productos alimenticios y agropecuarios	232.048	0	0	0	0	0	232.048
402	01	01	00	Alimentos y bebidas para personas	232.048	0	0	0	0	0	232.048
402	03	00	00	Textiles y vestuarios	35.000	0	0	0	0	0	35.000
402	03	02	00	Prendas de vestir	35.000	0	0	0	0	0	35.000
402	04	00	00	Productos de cuero y caucho	70.000	0	0	0	0	0	70.000
402	04	03	00	Cauchos y tripas para vehículos	70.000	0	0	0	0	0	70.000
402	05	00	00	Productos de papel, cartón e impresos	126.500	0	0	0	0	0	126.500
402	05	01	00	Pulpa de madera, papel y cartón	20.000	0	0	0	0	0	20.000
402	05	02	00	Envases y cajas de papel y cartón	28.000	0	0	0	0	0	28.000
402	05	03	00	Productos de papel y cartón para oficina	37.000	0	0	0	0	0	37.000
402	05	06	00	Productos de papel y cartón para computación	6.500	0	0	0	0	0	6.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	35.000	0	0	0	0	0	35.000
402	06	00	00	Productos químicos y derivados	20.000	0	0	0	0	0	20.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	08	00	00	Productos metálicos	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	125.380	0	0	0	0	0	125.380
402	10	02	00	Materiales y útiles de limpieza y aseo	3.000	0	0	0	0	0	3.000
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	35.380	0	0	0	0	0	35.380
402	10	08	00	Materiales para equipos de computación	82.000	0	0	0	0	0	82.000
402	99	00	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
402	99	01	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**903.272**	**0**	**0**	**0**	**0**	**0**	**903.272**
403	06	00	00	Servicios de transporte y almacenaje	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118873 170169000 PLANES DE ORDENACIÓN DEL TERRITORIO NACIONALES, COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

OBJETIVO DEL PROYECTO: DISPONER DE LOS INSTRUMENTOS LEGALES PARA LA PLANIFICACIÓN AMBIENTAL Y ORDENAMIENTO TERRITORIAL A NIVEL NACIONAL Y PARA EL ORDENAMIENTO DE LOS TERRITORIOS COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

UNIDAD DE MEDIDA: PLAN **META:** 23

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	60.000	0	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.000	0	0	0	0	0	50.000
403	07	04	00	Avisos	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	325.000	0	0	0	0	0	325.000
403	09	01	00	Viáticos y pasajes dentro del país	325.000	0	0	0	0	0	325.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	56.150	0	0	0	0	0	56.150
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	15.000	0	0	0	0	0	15.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	6.000	0	0	0	0	0	6.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	15.150	0	0	0	0	0	15.150
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
403	12	00	00	Conservación y reparaciones menores de obras	220.100	0	0	0	0	0	220.100
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	220.100	0	0	0	0	0	220.100
403	18	00	00	Impuestos indirectos	192.022	0	0	0	0	0	192.022
403	18	01	00	Impuesto al valor agregado	192.022	0	0	0	0	0	192.022
404	**00**	**00**	**00**	**Activos reales**	**425.800**	**0**	**0**	**0**	**0**	**0**	**425.800**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	425.800	0	0	0	0	0	425.800
404	09	01	00	Mobiliario y equipos de oficina	210.000	0	0	0	0	0	210.000
404	09	02	00	Equipos de computación	65.000	0	0	0	0	0	65.000
404	09	03	00	Mobiliario y equipos de alojamiento	150.800	0	0	0	0	0	150.800
				Totales	**3.200.000**	**0**	**0**	**0**	**0**	**0**	**3.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118873 170169000 PLANES DE ORDENACIÓN DEL TERRITORIO NACIONALES, COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

OBJETIVO DEL PROYECTO: DISPONER DE LOS INSTRUMENTOS LEGALES PARA LA PLANIFICACIÓN AMBIENTAL Y ORDENAMIENTO TERRITORIAL A NIVEL NACIONAL Y PARA EL ORDENAMIENTO DE LOS TERRITORIOS COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

UNIDAD DE MEDIDA: PLAN **META:** 23

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118873 170169000 PLANES DE ORDENACIÓN DEL TERRITORIO NACIONALES, COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

OBJETIVO DEL PROYECTO: DISPONER DE LOS INSTRUMENTOS LEGALES PARA LA PLANIFICACIÓN AMBIENTAL Y ORDENAMIENTO TERRITORIAL A NIVEL NACIONAL Y PARA EL ORDENAMIENTO DE LOS TERRITORIOS COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

UNIDAD DE MEDIDA: PLAN **META:** 23

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170169001 COORDINACIÓN DE LA FORMULACIÓN DE LOS PLANES DE ORDENACIÓN DE LOS ESTADOS, LAS ABRAE, CUENCAS HIDROGRÁFICAS Y DISTRITOS MOTORES

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 88

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENACIÓN AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**216.978**	**0**	**0**	**0**	**0**	**0**	**216.978**
401	01	00	00	Sueldos, salarios y otras retribuciones	216.978	0	0	0	0	0	216.978
401	01	18	00	Remuneraciones al personal contratado	216.978	0	0	0	0	0	216.978
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**95.880**	**0**	**0**	**0**	**0**	**0**	**95.880**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	28.500	0	0	0	0	0	28.500
402	05	01	00	Pulpa de madera, papel y cartón	5.000	0	0	0	0	0	5.000
402	05	02	00	Envases y cajas de papel y cartón	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	7.000	0	0	0	0	0	7.000
402	05	06	00	Productos de papel y cartón para computación	6.500	0	0	0	0	0	6.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	17.380	0	0	0	0	0	17.380
402	10	02	00	Materiales y útiles de limpieza y aseo	3.000	0	0	0	0	0	3.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.380	0	0	0	0	0	2.380
402	10	08	00	Materiales para equipos de computación	12.000	0	0	0	0	0	12.000
403	**00**	**00**	**00**	**Servicios no personales**	**196.182**	**0**	**0**	**0**	**0**	**0**	**196.182**
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	40.150	0	0	0	0	0	40.150
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	15.150	0	0	0	0	0	15.150
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
403	12	00	00	Conservación y reparaciones menores de obras	30.100	0	0	0	0	0	30.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118873 170169000 PLANES DE ORDENACIÓN DEL TERRITORIO NACIONALES, COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

OBJETIVO DEL PROYECTO: DISPONER DE LOS INSTRUMENTOS LEGALES PARA LA PLANIFICACIÓN AMBIENTAL Y ORDENAMIENTO TERRITORIAL A NIVEL NACIONAL Y PARA EL ORDENAMIENTO DE LOS TERRITORIOS COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

UNIDAD DE MEDIDA: PLAN **META:** 23

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170169001 COORDINACIÓN DE LA FORMULACIÓN DE LOS PLANES DE ORDENACIÓN DE LOS ESTADOS, LAS ABRAE, CUENCAS HIDROGRÁFICAS Y DISTRITOS MOTORES

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 88

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENACIÓN AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	30.100	0	0	0	0	0	30.100
403	18	00	00	Impuestos indirectos	25.932	0	0	0	0	0	25.932
403	18	01	00	Impuesto al valor agregado	25.932	0	0	0	0	0	25.932
404	**00**	**00**	**00**	**Activos reales**	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	09	01	00	Mobiliario y equipos de oficina	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	15.000	0	0	0	0	0	15.000
404	09	03	00	Mobiliario y equipos de alojamiento	15.000	0	0	0	0	0	15.000
				Totales	**559.040**	**0**	**0**	**0**	**0**	0	**559.040**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118873 170169000 PLANES DE ORDENACIÓN DEL TERRITORIO NACIONALES, COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

OBJETIVO DEL PROYECTO: DISPONER DE LOS INSTRUMENTOS LEGALES PARA LA PLANIFICACIÓN AMBIENTAL Y ORDENAMIENTO TERRITORIAL A NIVEL NACIONAL Y PARA EL ORDENAMIENTO DE LOS TERRITORIOS COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

UNIDAD DE MEDIDA: PLAN **META:** 23

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170169002 IMPLEMENTACIÓN DE LOS PLANES NACIONALES DEL AMBIENTE Y DE ORDENACIÓN DEL TERRITORIO Y PLAN DE ORDENACIÓN Y GESTIÓN INTEGRADA DE ZONAS COSTERAS

UNIDAD DE MEDIDA: PLAN **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENACIÓN AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**205.924**	**0**	**0**	**0**	**0**	**0**	**205.924**
401	01	00	00	Sueldos, salarios y otras retribuciones	205.924	0	0	0	0	0	205.924
401	01	18	00	Remuneraciones al personal contratado	205.924	0	0	0	0	0	205.924
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**79.048**	**0**	**0**	**0**	**0**	**0**	**79.048**
402	01	00	00	Productos alimenticios y agropecuarios	24.048	0	0	0	0	0	24.048
402	01	01	00	Alimentos y bebidas para personas	24.048	0	0	0	0	0	24.048
402	03	00	00	Textiles y vestuarios	15.000	0	0	0	0	0	15.000
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	30.000	0	0	0	0	0	30.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**184.788**	**0**	**0**	**0**	**0**	**0**	**184.788**
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.000	0	0	0	0	0	50.000
403	07	04	00	Avisos	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
403	12	00	00	Conservación y reparaciones menores de obras	40.000	0	0	0	0	0	40.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	34.788	0	0	0	0	0	34.788
403	18	01	00	Impuesto al valor agregado	34.788	0	0	0	0	0	34.788
404	**00**	**00**	**00**	**Activos reales**	**60.800**	**0**	**0**	**0**	**0**	**0**	**60.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118873 170169000 PLANES DE ORDENACIÓN DEL TERRITORIO NACIONALES, COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

OBJETIVO DEL PROYECTO: DISPONER DE LOS INSTRUMENTOS LEGALES PARA LA PLANIFICACIÓN AMBIENTAL Y ORDENAMIENTO TERRITORIAL A NIVEL NACIONAL Y PARA EL ORDENAMIENTO DE LOS TERRITORIOS COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

UNIDAD DE MEDIDA: PLAN **META:** 23

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170169002 IMPLEMENTACIÓN DE LOS PLANES NACIONALES DEL AMBIENTE Y DE ORDENACIÓN DEL TERRITORIO Y PLAN DE ORDENACIÓN Y GESTIÓN INTEGRADA DE ZONAS COSTERAS

UNIDAD DE MEDIDA: PLAN **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENACIÓN AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	60.800	0	0	0	0	0	60.800
404	09	01	00	Mobiliario y equipos de oficina	40.000	0	0	0	0	0	40.000
404	09	03	00	Mobiliario y equipos de alojamiento	20.800	0	0	0	0	0	20.800
				Totales	**530.560**	**0**	**0**	**0**	**0**	**0**	**530.560**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118873 170169000 PLANES DE ORDENACIÓN DEL TERRITORIO NACIONALES, COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

OBJETIVO DEL PROYECTO: DISPONER DE LOS INSTRUMENTOS LEGALES PARA LA PLANIFICACIÓN AMBIENTAL Y ORDENAMIENTO TERRITORIAL A NIVEL NACIONAL Y PARA EL ORDENAMIENTO DE LOS TERRITORIOS COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

UNIDAD DE MEDIDA: PLAN **META:** 23

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170169003 GENERACIÓN DE INFORMACIÓN BÁSICA DEL TERRITORIO NACIONAL A ESCALA 1:100000 DEL SISTEMA DE INFORMACIÓN GEOGRÁFICA

UNIDAD DE MEDIDA: DIGITALIZACIÓN **META:** 156

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENACIÓN AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**329.874**	**0**	**0**	**0**	**0**	**0**	**329.874**
401	01	00	00	Sueldos, salarios y otras retribuciones	329.874	0	0	0	0	0	329.874
401	01	18	00	Remuneraciones al personal contratado	329.874	0	0	0	0	0	329.874
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**180.000**	**0**	**0**	**0**	**0**	**0**	**180.000**
402	01	00	00	Productos alimenticios y agropecuarios	70.000	0	0	0	0	0	70.000
402	01	01	00	Alimentos y bebidas para personas	70.000	0	0	0	0	0	70.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	50.000	0	0	0	0	0	50.000
402	05	01	00	Pulpa de madera, papel y cartón	15.000	0	0	0	0	0	15.000
402	05	02	00	Envases y cajas de papel y cartón	15.000	0	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	10.000	0	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	20.000	0	0	0	0	0	20.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	08	00	00	Productos metálicos	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
402	99	01	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**220.046**	**0**	**0**	**0**	**0**	**0**	**220.046**
403	06	00	00	Servicios de transporte y almacenaje	60.000	0	0	0	0	0	60.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	60.000	0	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118873 170169000 PLANES DE ORDENACIÓN DEL TERRITORIO NACIONALES, COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

OBJETIVO DEL PROYECTO: DISPONER DE LOS INSTRUMENTOS LEGALES PARA LA PLANIFICACIÓN AMBIENTAL Y ORDENAMIENTO TERRITORIAL A NIVEL NACIONAL Y PARA EL ORDENAMIENTO DE LOS TERRITORIOS COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

UNIDAD DE MEDIDA: PLAN **META:** 23

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170169003 GENERACIÓN DE INFORMACIÓN BÁSICA DEL TERRITORIO NACIONAL A ESCALA 1:100000 DEL SISTEMA DE INFORMACIÓN GEOGRÁFICA

UNIDAD DE MEDIDA: DIGITALIZACIÓN **META:** 156

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENACIÓN AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	50.000	0	0	0	0	0	50.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	50.046	0	0	0	0	0	50.046
403	18	01	00	Impuesto al valor agregado	50.046	0	0	0	0	0	50.046
404	**00**	**00**	**00**	**Activos reales**	**120.000**	**0**	**0**	**0**	**0**	**0**	**120.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	120.000	0	0	0	0	0	120.000
404	09	01	00	Mobiliario y equipos de oficina	50.000	0	0	0	0	0	50.000
404	09	02	00	Equipos de computación	50.000	0	0	0	0	0	50.000
404	09	03	00	Mobiliario y equipos de alojamiento	20.000	0	0	0	0	0	20.000
				Totales	**849.920**	**0**	**0**	**0**	**0**	**0**	**849.920**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 17 - 122

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118873 170169000 PLANES DE ORDENACIÓN DEL TERRITORIO NACIONALES, COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

OBJETIVO DEL PROYECTO: DISPONER DE LOS INSTRUMENTOS LEGALES PARA LA PLANIFICACIÓN AMBIENTAL Y ORDENAMIENTO TERRITORIAL A NIVEL NACIONAL Y PARA EL ORDENAMIENTO DE LOS TERRITORIOS COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

UNIDAD DE MEDIDA: PLAN **META:** 23

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170169004 ELABORACIÓN DE LOS PLANES DE ORDENAMIENTO TERRITORIAL DE 19 COMUNAS PRIORITARIAS DEL PAÍS

UNIDAD DE MEDIDA: PLAN **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENACIÓN AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**211.637**	**0**	**0**	**0**	**0**	**0**	**211.637**
401	01	00	00	Sueldos, salarios y otras retribuciones	211.637	0	0	0	0	0	211.637
401	01	18	00	Remuneraciones al personal contratado	211.637	0	0	0	0	0	211.637
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**159.000**	**0**	**0**	**0**	**0**	**0**	**159.000**
402	01	00	00	Productos alimenticios y agropecuarios	48.000	0	0	0	0	0	48.000
402	01	01	00	Alimentos y bebidas para personas	48.000	0	0	0	0	0	48.000
402	04	00	00	Productos de cuero y caucho	50.000	0	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	18.000	0	0	0	0	0	18.000
402	05	02	00	Envases y cajas de papel y cartón	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	43.000	0	0	0	0	0	43.000
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**109.643**	**0**	**0**	**0**	**0**	**0**	**109.643**
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	16.000	0	0	0	0	0	16.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.000	0	0	0	0	0	5.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	6.000	0	0	0	0	0	6.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	12	00	00	Conservación y reparaciones menores de obras	40.000	0	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118873 170169000 PLANES DE ORDENACIÓN DEL TERRITORIO NACIONALES, COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

OBJETIVO DEL PROYECTO: DISPONER DE LOS INSTRUMENTOS LEGALES PARA LA PLANIFICACIÓN AMBIENTAL Y ORDENAMIENTO TERRITORIAL A NIVEL NACIONAL Y PARA EL ORDENAMIENTO DE LOS TERRITORIOS COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

UNIDAD DE MEDIDA: PLAN **META:** 23

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170169004 ELABORACIÓN DE LOS PLANES DE ORDENAMIENTO TERRITORIAL DE 19 COMUNAS PRIORITARIAS DEL PAÍS

UNIDAD DE MEDIDA: PLAN **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENACIÓN AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	33.643	0	0	0	0	0	33.643
403	18	01	00	Impuesto al valor agregado	33.643	0	0	0	0	0	33.643
404	**00**	**00**	**00**	**Activos reales**	**65.000**	**0**	**0**	**0**	**0**	**0**	**65.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	65.000	0	0	0	0	0	65.000
404	09	01	00	Mobiliario y equipos de oficina	40.000	0	0	0	0	0	40.000
404	09	03	00	Mobiliario y equipos de alojamiento	25.000	0	0	0	0	0	25.000
				Totales	**545.280**	**0**	**0**	**0**	**0**	**0**	**545.280**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 118873 170169000 PLANES DE ORDENACIÓN DEL TERRITORIO NACIONALES, COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

OBJETIVO DEL PROYECTO: DISPONER DE LOS INSTRUMENTOS LEGALES PARA LA PLANIFICACIÓN AMBIENTAL Y ORDENAMIENTO TERRITORIAL A NIVEL NACIONAL Y PARA EL ORDENAMIENTO DE LOS TERRITORIOS COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

UNIDAD DE MEDIDA: PLAN **META:** 23

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170169005 ELABORACIÓN DEL PLAN DE ORDENACIÓN Y GESTIÓN INTEGRADA DE LAS ZONAS COSTERAS DEL RÍO ORINOCO

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENACIÓN AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**277.587**	**0**	**0**	**0**	**0**	0	**277.587**
401	01	00	00	Sueldos, salarios y otras retribuciones	277.587	0	0	0	0	0	277.587
401	01	18	00	Remuneraciones al personal contratado	277.587	0	0	0	0	0	277.587
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**115.000**	**0**	**0**	**0**	**0**	0	**115.000**
402	01	00	00	Productos alimenticios y agropecuarios	40.000	0	0	0	0	0	40.000
402	01	01	00	Alimentos y bebidas para personas	40.000	0	0	0	0	0	40.000
402	03	00	00	Textiles y vestuarios	20.000	0	0	0	0	0	20.000
402	03	02	00	Prendas de vestir	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	10.000	0	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	35.000	0	0	0	0	0	35.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**192.613**	**0**	**0**	**0**	**0**	0	**192.613**
403	09	00	00	Viáticos y pasajes	85.000	0	0	0	0	0	85.000
403	09	01	00	Viáticos y pasajes dentro del país	85.000	0	0	0	0	0	85.000
403	12	00	00	Conservación y reparaciones menores de obras	60.000	0	0	0	0	0	60.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	60.000	0	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	47.613	0	0	0	0	0	47.613
403	18	01	00	Impuesto al valor agregado	47.613	0	0	0	0	0	47.613
404	**00**	**00**	**00**	**Activos reales**	**130.000**	**0**	**0**	**0**	**0**	0	**130.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	130.000	0	0	0	0	0	130.000
404	09	01	00	Mobiliario y equipos de oficina	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 118873 170169000 PLANES DE ORDENACIÓN DEL TERRITORIO NACIONALES, COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

OBJETIVO DEL PROYECTO: DISPONER DE LOS INSTRUMENTOS LEGALES PARA LA PLANIFICACIÓN AMBIENTAL Y ORDENAMIENTO TERRITORIAL A NIVEL NACIONAL Y PARA EL ORDENAMIENTO DE LOS TERRITORIOS COMUNALES Y DE LA ZONA COSTERA DEL RÍO ORINOCO

UNIDAD DE MEDIDA: PLAN **META:** 23

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170169005 ELABORACIÓN DEL PLAN DE ORDENACIÓN Y GESTIÓN INTEGRADA DE LAS ZONAS COSTERAS DEL RÍO ORINOCO

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENACIÓN AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	70.000	0	0	0	0	0	70.000
				Totales	**715.200**	**0**	**0**	**0**	**0**	**0**	**715.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 119174 170170000 DELIMITACIÓN DE ÁREAS SUJETAS A LA DEMARCACIÓN DEL HÁBITAT Y TIERRAS DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO: DELIMITAR EL HÁBITAT Y LAS TIERRAS DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS SOBRE LA BASE DE LA INFORMACIÓN FÍSICO NATURAL Y SOCIOCULTURAL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 280

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**294.000**	**0**	**0**	**0**	**0**	**0**	**294.000**
402	01	00	00	Productos alimenticios y agropecuarios	110.000	0	0	0	0	0	110.000
402	01	01	00	Alimentos y bebidas para personas	110.000	0	0	0	0	0	110.000
402	04	00	00	Productos de cuero y caucho	22.000	0	0	0	0	0	22.000
402	04	03	00	Cauchos y tripas para vehículos	22.000	0	0	0	0	0	22.000
402	05	00	00	Productos de papel, cartón e impresos	57.000	0	0	0	0	0	57.000
402	05	02	00	Envases y cajas de papel y cartón	23.000	0	0	0	0	0	23.000
402	05	03	00	Productos de papel y cartón para oficina	17.000	0	0	0	0	0	17.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	17.000	0	0	0	0	0	17.000
402	10	00	00	Productos varios y útiles diversos	105.000	0	0	0	0	0	105.000
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	80.000	0	0	0	0	0	80.000
403	**00**	**00**	**00**	**Servicios no personales**	**376.000**	**0**	**0**	**0**	**0**	**0**	**376.000**
403	09	00	00	Viáticos y pasajes	140.000	0	0	0	0	0	140.000
403	09	01	00	Viáticos y pasajes dentro del país	140.000	0	0	0	0	0	140.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	48.000	0	0	0	0	0	48.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	15.000	0	0	0	0	0	15.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	13.000	0	0	0	0	0	13.000
403	12	00	00	Conservación y reparaciones menores de obras	100.000	0	0	0	0	0	100.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	88.000	0	0	0	0	0	88.000
403	18	01	00	Impuesto al valor agregado	88.000	0	0	0	0	0	88.000
404	**00**	**00**	**00**	**Activos reales**	**130.000**	**0**	**0**	**0**	**0**	**0**	**130.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	130.000	0	0	0	0	0	130.000
404	09	01	00	Mobiliario y equipos de oficina	80.000	0	0	0	0	0	80.000
404	09	03	00	Mobiliario y equipos de alojamiento	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 119174 170170000 DELIMITACIÓN DE ÁREAS SUJETAS A LA DEMARCACIÓN DEL HÁBITAT Y TIERRAS DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO: DELIMITAR EL HÁBITAT Y LAS TIERRAS DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS SOBRE LA BASE DE LA INFORMACIÓN FÍSICO NATURAL Y SOCIOCULTURAL

UNIDAD DE MEDIDA: INFORME TÉCNICO

META: 280

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**800.000**	**0**	**0**	**0**	**0**	**0**	**800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 119174 170170000 DELIMITACIÓN DE ÁREAS SUJETAS A LA DEMARCACIÓN DEL HÁBITAT Y TIERRAS DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO: DELIMITAR EL HÁBITAT Y LAS TIERRAS DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS SOBRE LA BASE DE LA INFORMACIÓN FÍSICO NATURAL Y SOCIOCULTURAL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 280

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 119174 170170000 DELIMITACIÓN DE ÁREAS SUJETAS A LA DEMARCACIÓN DEL HÁBITAT Y TIERRAS DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO: DELIMITAR EL HÁBITAT Y LAS TIERRAS DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS SOBRE LA BASE DE LA INFORMACIÓN FÍSICO NATURAL Y SOCIOCULTURAL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 280

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170170001 ELABORACION DE 140 INFORMES Y ESTUDIOS FÍSICO NATURAL, PARA LA SUSTANCIACIÓN DEL PROCESO DE TITULACIÓN DE LAS COMUNIDADES INDÍGENAS EN EL PAÍS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 70

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENACIÓN AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**154.000**	**0**	**0**	**0**	**0**	**0**	**154.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	10.000	0	0	0	0	0	10.000
402	04	03	00	Cauchos y tripas para vehículos	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	39.000	0	0	0	0	0	39.000
402	05	02	00	Envases y cajas de papel y cartón	15.000	0	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	12.000	0	0	0	0	0	12.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	12.000	0	0	0	0	0	12.000
402	10	00	00	Productos varios y útiles diversos	55.000	0	0	0	0	0	55.000
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	40.000	0	0	0	0	0	40.000
403	**00**	**00**	**00**	**Servicios no personales**	**165.064**	**0**	**0**	**0**	**0**	**0**	**165.064**
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	23.000	0	0	0	0	0	23.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	5.000	0	0	0	0	0	5.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	8.000	0	0	0	0	0	8.000
403	12	00	00	Conservación y reparaciones menores de obras	50.000	0	0	0	0	0	50.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	42.064	0	0	0	0	0	42.064
403	18	01	00	Impuesto al valor agregado	42.064	0	0	0	0	0	42.064

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 119174 170170000 DELIMITACIÓN DE ÁREAS SUJETAS A LA DEMARCACIÓN DEL HÁBITAT Y TIERRAS DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO: DELIMITAR EL HÁBITAT Y LAS TIERRAS DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS SOBRE LA BASE DE LA INFORMACIÓN FÍSICO NATURAL Y SOCIOCULTURAL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 280

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170170001 ELABORACION DE 140 INFORMES Y ESTUDIOS FÍSICO NATURAL, PARA LA SUSTANCIACIÓN DEL PROCESO DE TITULACIÓN DE LAS COMUNIDADES INDÍGENAS EN EL PAÍS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 70

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENACIÓN AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**130.000**	**0**	**0**	**0**	**0**	**0**	**130.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	130.000	0	0	0	0	0	130.000
404	09	01	00	Mobiliario y equipos de oficina	80.000	0	0	0	0	0	80.000
404	09	03	00	Mobiliario y equipos de alojamiento	50.000	0	0	0	0	0	50.000
				Totales	**449.064**	**0**	**0**	**0**	**0**	**0**	**449.064**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 119174 170170000 DELIMITACIÓN DE ÁREAS SUJETAS A LA DEMARCACIÓN DEL HÁBITAT Y TIERRAS DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO: DELIMITAR EL HÁBITAT Y LAS TIERRAS DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS SOBRE LA BASE DE LA INFORMACIÓN FÍSICO NATURAL Y SOCIOCULTURAL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 280

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 170170002 ELABORACIÓN DE LA DELIMITACIÓN DE 140 ÁREAS DE LAS COMUNIDADES INDÍGENAS EN EL PAÍS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 70

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENACIÓN AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**140.000**	**0**	**0**	**0**	**0**	**0**	**140.000**
402	01	00	00	Productos alimenticios y agropecuarios	60.000	0	0	0	0	0	60.000
402	01	01	00	Alimentos y bebidas para personas	60.000	0	0	0	0	0	60.000
402	04	00	00	Productos de cuero y caucho	12.000	0	0	0	0	0	12.000
402	04	03	00	Cauchos y tripas para vehículos	12.000	0	0	0	0	0	12.000
402	05	00	00	Productos de papel, cartón e impresos	18.000	0	0	0	0	0	18.000
402	05	02	00	Envases y cajas de papel y cartón	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	40.000	0	0	0	0	0	40.000
403	**00**	**00**	**00**	**Servicios no personales**	**210.936**	**0**	**0**	**0**	**0**	**0**	**210.936**
403	09	00	00	Viáticos y pasajes	90.000	0	0	0	0	0	90.000
403	09	01	00	Viáticos y pasajes dentro del país	90.000	0	0	0	0	0	90.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	25.000	0	0	0	0	0	25.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	12	00	00	Conservación y reparaciones menores de obras	50.000	0	0	0	0	0	50.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	45.936	0	0	0	0	0	45.936
403	18	01	00	Impuesto al valor agregado	45.936	0	0	0	0	0	45.936
				Totales	**350.936**	**0**	**0**	**0**	**0**	**0**	**350.936**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSERVACIÓN, DEFENSA, MEJORAMIENTO Y APROVECHAMIENTO RACIONAL DEL PATRIMONIO AMBIENTAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.040.981.955

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**170.950.000**	**3.870.031.955**	**0**	**0**	**0**	**0**	**4.040.981.955**
407	01	00	00	Transferencias y donaciones corrientes internas	170.950.000	0	0	0	0	0	170.950.000
407	01	03	00	Transferencias corrientes internas al sector público	170.950.000	0	0	0	0	0	170.950.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	149.850.000	0	0	0	0	0	149.850.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	21.100.000	0	0	0	0	0	21.100.000
407	03	00	00	Transferencias y donaciones de capital internas	0	3.870.031.955	0	0	0	0	3.870.031.955
407	03	03	00	Transferencias de capital internas al sector público	0	3.870.031.955	0	0	0	0	3.870.031.955
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	2.412.147.277	0	0	0	0	2.412.147.277
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	1.457.884.678	0	0	0	0	1.457.884.678
				Totales	**170.950.000**	**3.870.031.955**	**0**	**0**	**0**	**0**	**4.040.981.955**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSERVACIÓN, DEFENSA, MEJORAMIENTO Y APROVECHAMIENTO RACIONAL DEL PATRIMONIO AMBIENTAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.040.981.955

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	00	00	00	**Transferencias y donaciones**	**170.950.000**	**3.870.031.955**	0	0	0	0	**4.040.981.955**
407	01	00	00	Transferencias y donaciones corrientes internas	170.950.000	0	0	0	0	0	170.950.000
407	01	03	00	Transferencias corrientes internas al sector público	170.950.000	0	0	0	0	0	170.950.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	149.850.000	0	0	0	0	0	149.850.000
				- A0052 Instituto Nacional de Parques (INPARQUES)	100.000.000	0	0	0	0	0	100.000.000
				- A0064 Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)	20.000.000	0	0	0	0	0	20.000.000
				- A0103 Fundación Instituto Forestal Latinoamericano	350.000	0	0	0	0	0	350.000
				- A0324 Fundación de Educación Ambiental	2.000.000	0	0	0	0	0	2.000.000
				- A0343 Fundación Laboratorio Nacional de Hidráulica	500.000	0	0	0	0	0	500.000
				- A0909 Instituto Geográfico de Venezuela "Simón Bolívar"	12.000.000	0	0	0	0	0	12.000.000
				- A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)	15.000.000	0	0	0	0	0	15.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	21.100.000	0	0	0	0	0	21.100.000
				- A0696 Empresa Regional Sistema Hidráulico Trujillano, S.A.	600.000	0	0	0	0	0	600.000
				- A0697 Empresa Regional Desarrollos Hidraúlicos Cojedes, C.A.	20.500.000	0	0	0	0	0	20.500.000
407	03	00	00	Transferencias y donaciones de capital internas	0	3.870.031.955	0	0	0	0	3.870.031.955
407	03	03	00	Transferencias de capital internas al sector público	0	3.870.031.955	0	0	0	0	3.870.031.955
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	2.412.147.277	0	0	0	0	2.412.147.277
				- A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)	0	2.412.147.277	0	0	0	0	2.412.147.277
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	1.457.884.678	0	0	0	0	1.457.884.678
				- A0606 C.A. Hidrológica de Venezuela (HIDROVEN)	0	1.457.884.678	0	0	0	0	1.457.884.678
				Totales	**170.950.000**	**3.870.031.955**	0	0	0	0	**4.040.981.955**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSERVACIÓN, DEFENSA, MEJORAMIENTO Y APROVECHAMIENTO RACIONAL DEL PATRIMONIO AMBIENTAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.040.981.955

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 179999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE PARQUES (INPARQUES)

UNIDAD DE MEDIDA: BOLÍVAR

META: 100.000.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**100.000.000**	**0**	**0**	**0**	**0**	**0**	**100.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	100.000.000	0	0	0	0	0	100.000.000
407	01	03	00	Transferencias corrientes internas al sector público	100.000.000	0	0	0	0	0	100.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	100.000.000	0	0	0	0	0	100.000.000
				Totales	**100.000.000**	**0**	**0**	**0**	**0**	**0**	**100.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSERVACIÓN, DEFENSA, MEJORAMIENTO Y APROVECHAMIENTO RACIONAL DEL PATRIMONIO AMBIENTAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.040.981.955

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 179999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO PARA EL CONTROL Y LA CONSERVACIÓN DEL LAGO DE MARACAIBO Y SU CUENCA HIDROGRÁFICA (ICLAM)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 20.000.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.000.000**	**0**	**0**	**0**	**0**	**0**	**20.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	20.000.000	0	0	0	0	0	20.000.000
407	01	03	00	Transferencias corrientes internas al sector público	20.000.000	0	0	0	0	0	20.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	20.000.000	0	0	0	0	0	20.000.000
				Totales	**20.000.000**	**0**	**0**	**0**	**0**	**0**	**20.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSERVACIÓN, DEFENSA, MEJORAMIENTO Y APROVECHAMIENTO RACIONAL DEL PATRIMONIO AMBIENTAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.040.981.955

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 179999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO SERVICIOS AMBIENTALES DEL MINISTERIO DEL AMBIENTE Y DE LOS RECURSOS NATURALES (SAMARN)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.412.147.277

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**2.412.147.277**	**0**	**0**	**0**	**0**	**2.412.147.277**
407	03	00	00	Transferencias y donaciones de capital internas	0	2.412.147.277	0	0	0	0	2.412.147.277
407	03	03	00	Transferencias de capital internas al sector público	0	2.412.147.277	0	0	0	0	2.412.147.277
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	2.412.147.277	0	0	0	0	2.412.147.277
				Totales	**0**	**2.412.147.277**	**0**	**0**	**0**	**0**	**2.412.147.277**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSERVACIÓN, DEFENSA, MEJORAMIENTO Y APROVECHAMIENTO RACIONAL DEL PATRIMONIO AMBIENTAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.040.981.955

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 179999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN INSTITUTO FORESTAL LATINOAMERICANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 350.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**350.000**	**0**	**0**	**0**	**0**	**0**	**350.000**
407	01	00	00	Transferencias y donaciones corrientes internas	350.000	0	0	0	0	0	350.000
407	01	03	00	Transferencias corrientes internas al sector público	350.000	0	0	0	0	0	350.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	350.000	0	0	0	0	0	350.000
				Totales	**350.000**	**0**	**0**	**0**	**0**	**0**	**350.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSERVACIÓN, DEFENSA, MEJORAMIENTO Y APROVECHAMIENTO RACIONAL DEL PATRIMONIO AMBIENTAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.040.981.955

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 179999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DE EDUCACIÓN AMBIENTAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.000.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.000.000	0	0	0	0	0	2.000.000
407	01	03	00	Transferencias corrientes internas al sector público	2.000.000	0	0	0	0	0	2.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.000.000	0	0	0	0	0	2.000.000
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSERVACIÓN, DEFENSA, MEJORAMIENTO Y APROVECHAMIENTO RACIONAL DEL PATRIMONIO AMBIENTAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.040.981.955

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 179999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN LABORATORIO NACIONAL DE HIDRÁULICA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 500.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	500.000	0	0	0	0	0	500.000
407	01	03	00	Transferencias corrientes internas al sector público	500.000	0	0	0	0	0	500.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	500.000	0	0	0	0	0	500.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSERVACIÓN, DEFENSA, MEJORAMIENTO Y APROVECHAMIENTO RACIONAL DEL PATRIMONIO AMBIENTAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.040.981.955

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 179999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO GEOGRÁFICO DE VENEZUELA "SIMÓN BOLÍVAR"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.000.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.000.000**	**0**	**0**	**0**	**0**	**0**	**12.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	12.000.000	0	0	0	0	0	12.000.000
407	01	03	00	Transferencias corrientes internas al sector público	12.000.000	0	0	0	0	0	12.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	12.000.000	0	0	0	0	0	12.000.000
				Totales	**12.000.000**	**0**	**0**	**0**	**0**	**0**	**12.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSERVACIÓN, DEFENSA, MEJORAMIENTO Y APROVECHAMIENTO RACIONAL DEL PATRIMONIO AMBIENTAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.040.981.955

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 179999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE C.A. HIDROLÓGICA DE VENEZUELA (HIDROVEN)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.457.884.678

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	00	00	00	**Transferencias y donaciones**	0	**1.457.884.678**	0	0	0	0	**1.457.884.678**
407	03	00	00	Transferencias y donaciones de capital internas	0	1.457.884.678	0	0	0	0	1.457.884.678
407	03	03	00	Transferencias de capital internas al sector público	0	1.457.884.678	0	0	0	0	1.457.884.678
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	1.457.884.678	0	0	0	0	1.457.884.678
				Totales	0	**1.457.884.678**	0	0	0	0	**1.457.884.678**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSERVACIÓN, DEFENSA, MEJORAMIENTO Y APROVECHAMIENTO RACIONAL DEL PATRIMONIO AMBIENTAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.040.981.955

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 179999021 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE EMPRESA REGIONAL SISTEMA HIDRÁULICO TRUJILLANO, S.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 600.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**
407	01	00	00	Transferencias y donaciones corrientes internas	600.000	0	0	0	0	0	600.000
407	01	03	00	Transferencias corrientes internas al sector público	600.000	0	0	0	0	0	600.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	600.000	0	0	0	0	0	600.000
				Totales	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSERVACIÓN, DEFENSA, MEJORAMIENTO Y APROVECHAMIENTO RACIONAL DEL PATRIMONIO AMBIENTAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.040.981.955

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 179999022 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE EMPRESA REGIONAL DESARROLLOS HIDRÁULICOS COJEDES, C.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 20.500.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.500.000**	**0**	**0**	**0**	**0**	**0**	**20.500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	20.500.000	0	0	0	0	0	20.500.000
407	01	03	00	Transferencias corrientes internas al sector público	20.500.000	0	0	0	0	0	20.500.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	20.500.000	0	0	0	0	0	20.500.000
				Totales	**20.500.000**	**0**	**0**	**0**	**0**	**0**	**20.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSERVACIÓN, DEFENSA, MEJORAMIENTO Y APROVECHAMIENTO RACIONAL DEL PATRIMONIO AMBIENTAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.040.981.955

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 179999024 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE METEOROLOGÍA E HIDROLOGÍA (INAMEH)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.000.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.000.000**	**0**	**0**	**0**	**0**	**0**	**15.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	15.000.000	0	0	0	0	0	15.000.000
407	01	03	00	Transferencias corrientes internas al sector público	15.000.000	0	0	0	0	0	15.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	15.000.000	0	0	0	0	0	15.000.000
				Totales	**15.000.000**	**0**	**0**	**0**	**0**	**0**	**15.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

ACCIÓN CENTRALIZADA: 170001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**529.092.750**	**0**	**0**	**0**	**0**	**0**	**529.092.750**
401	01	00	00	Sueldos, salarios y otras retribuciones	119.153.900	0	0	0	0	0	119.153.900
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	64.368.220	0	0	0	0	0	64.368.220
401	01	03	00	Suplencias a empleados	3.099.339	0	0	0	0	0	3.099.339
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	40.290.001	0	0	0	0	0	40.290.001
401	01	12	00	Salarios a obreros en puestos no permanentes	720.000	0	0	0	0	0	720.000
401	01	13	00	Suplencias a obreros	2.876.000	0	0	0	0	0	2.876.000
401	01	18	00	Remuneraciones al personal contratado	5.244.700	0	0	0	0	0	5.244.700
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.500.000	0	0	0	0	0	1.500.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	12.630	0	0	0	0	0	12.630
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	43.010	0	0	0	0	0	43.010
401	01	99	00	Otras retribuciones	1.000.000	0	0	0	0	0	1.000.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	26.625.060	0	0	0	0	0	26.625.060
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	17.338.060	0	0	0	0	0	17.338.060
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	9.287.000	0	0	0	0	0	9.287.000
401	03	00	00	Primas	66.708.749	0	0	0	0	0	66.708.749
401	03	08	00	Primas de profesionalización a empleados	11.077.960	0	0	0	0	0	11.077.960
401	03	09	00	Primas por antigüedad a empleados	33.151.500	0	0	0	0	0	33.151.500
401	03	21	00	Primas por antigüedad a obreros	19.944.761	0	0	0	0	0	19.944.761
401	03	22	00	Primas de profesionalización a obreros	2.480.828	0	0	0	0	0	2.480.828
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	9.470	0	0	0	0	0	9.470
401	03	95	00	Otras primas al personal de alto nivel y de dirección	44.230	0	0	0	0	0	44.230
401	04	00	00	Complementos de sueldos y salarios	110.512.913	0	0	0	0	0	110.512.913
401	04	06	00	Complemento a empleados por comisión de servicios	3.258.224	0	0	0	0	0	3.258.224
401	04	08	00	Bono compensatorio de alimentación a empleados	37.475.350	0	0	0	0	0	37.475.350
401	04	09	00	Bono compensatorio de transporte a empleados	8.286.300	0	0	0	0	0	8.286.300
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	4.962.602	0	0	0	0	0	4.962.602
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.913.659	0	0	0	0	0	1.913.659
401	04	16	00	Complemento a obreros por gastos de alimentación	213.096	0	0	0	0	0	213.096
401	04	18	00	Bono compensatorio de alimentación a obreros	22.909.050	0	0	0	0	0	22.909.050
401	04	19	00	Bono compensatorio de transporte a obreros	5.589.650	0	0	0	0	0	5.589.650

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.855.600	0	0	0	0	0	3.855.600
401	04	27	00	Bono compensatorio de transporte al personal contratado	496.800	0	0	0	0	0	496.800
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	960	0	0	0	0	0	960
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	8.100	0	0	0	0	0	8.100
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	900	0	0	0	0	0	900
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	1.440	0	0	0	0	0	1.440
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	40.500	0	0	0	0	0	40.500
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	7.200	0	0	0	0	0	7.200
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	69.670	0	0	0	0	0	69.670
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	250.000	0	0	0	0	0	250.000
401	04	96	00	Otros complementos a empleados	15.436.594	0	0	0	0	0	15.436.594
401	04	97	00	Otros complementos a obreros	5.737.218	0	0	0	0	0	5.737.218
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	32.885.868	0	0	0	0	0	32.885.868
401	05	03	00	Bono vacacional a empleados	20.648.350	0	0	0	0	0	20.648.350
401	05	06	00	Bono vacacional a obreros	11.320.525	0	0	0	0	0	11.320.525
401	05	08	00	Bono vacacional al personal contratado	877.173	0	0	0	0	0	877.173
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	39.820	0	0	0	0	0	39.820
401	06	00	00	Aportes patronales y legales	4.623.136	0	0	0	0	0	4.623.136
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.026.567	0	0	0	0	0	3.026.567
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.551.825	0	0	0	0	0	1.551.825
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	1.872	0	0	0	0	0	1.872
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	8.872	0	0	0	0	0	8.872
401	06	96	00	Otros aportes legales por empleados	10.000	0	0	0	0	0	10.000
401	06	97	00	Otros aportes legales por obreros	24.000	0	0	0	0	0	24.000
401	07	00	00	Asistencia socio-económica	131.812.124	0	0	0	0	0	131.812.124
401	07	01	00	Capacitación y adiestramiento a empleados	570.000	0	0	0	0	0	570.000
401	07	02	00	Becas a empleados	2.037.000	0	0	0	0	0	2.037.000
401	07	03	00	Ayudas por matrimonio a empleados	8.500	0	0	0	0	0	8.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	200.000	0	0	0	0	0	200.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	13.630.000	0	0	0	0	0	13.630.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	48.000.000	0	0	0	0	0	48.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.220.000	0	0	0	0	0	1.220.000
401	07	10	00	Dotación de uniformes a empleados	1.424.925	0	0	0	0	0	1.424.925
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.112.130	0	0	0	0	0	2.112.130
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.356.000	0	0	0	0	0	1.356.000
401	07	17	00	Capacitación y adiestramiento a obreros	72.000	0	0	0	0	0	72.000
401	07	18	00	Becas a obreros	1.663.000	0	0	0	0	0	1.663.000
401	07	19	00	Ayudas por matrimonio de obreros	8.000	0	0	0	0	0	8.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	140.000	0	0	0	0	0	140.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	893.000	0	0	0	0	0	893.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.984.000	0	0	0	0	0	6.984.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	35.000.000	0	0	0	0	0	35.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	880.000	0	0	0	0	0	880.000
401	07	26	00	Dotación de uniformes a obreros	9.677.569	0	0	0	0	0	9.677.569
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.638.000	0	0	0	0	0	1.638.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.800.000	0	0	0	0	0	1.800.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	9.000	0	0	0	0	0	9.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	29.000	0	0	0	0	0	29.000
401	07	96	00	Otras subvenciones a empleados	1.418.000	0	0	0	0	0	1.418.000
401	07	97	00	Otras subvenciones a obreros	1.042.000	0	0	0	0	0	1.042.000
401	08	00	00	Prestaciones sociales e indemnizaciones	36.497.000	0	0	0	0	0	36.497.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	23.435.000	0	0	0	0	0	23.435.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	12.252.000	0	0	0	0	0	12.252.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	736.000	0	0	0	0	0	736.000
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	11.000	0	0	0	0	0	11.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	63.000	0	0	0	0	0	63.000
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
401	96	00	00	Otros gastos del personal empleado	189.000	0	0	0	0	0	189.000
401	96	01	00	Otros gastos del personal empleado	189.000	0	0	0	0	0	189.000
401	97	00	00	Otros gastos del personal obrero	25.000	0	0	0	0	0	25.000
401	97	01	00	Otros gastos del personal obrero	25.000	0	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

ACCIÓN CENTRALIZADA: 170001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.500.000**	**0**	**0**	**0**	**0**	**0**	**3.500.000**
403	10	00	00	Servicios profesionales y técnicos	970.000	0	0	0	0	0	970.000
403	10	07	00	Servicios de capacitación y adiestramiento	970.000	0	0	0	0	0	970.000
403	18	00	00	Impuestos indirectos	1.565.000	0	0	0	0	0	1.565.000
403	18	01	00	Impuesto al valor agregado	1.565.000	0	0	0	0	0	1.565.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	965.000	0	0	0	0	0	965.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	965.000	0	0	0	0	0	965.000
				Totales	**532.592.750**	**0**	**0**	**0**	**0**	**0**	**532.592.750**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

ACCIÓN CENTRALIZADA: 170001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

ACCIÓN CENTRALIZADA: 170001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 170001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**529.092.750**	**0**	**0**	**0**	**0**	**0**	**529.092.750**
401	01	00	00	Sueldos, salarios y otras retribuciones	119.153.900	0	0	0	0	0	119.153.900
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	64.368.220	0	0	0	0	0	64.368.220
401	01	03	00	Suplencias a empleados	3.099.339	0	0	0	0	0	3.099.339
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	40.290.001	0	0	0	0	0	40.290.001
401	01	12	00	Salarios a obreros en puestos no permanentes	720.000	0	0	0	0	0	720.000
401	01	13	00	Suplencias a obreros	2.876.000	0	0	0	0	0	2.876.000
401	01	18	00	Remuneraciones al personal contratado	5.244.700	0	0	0	0	0	5.244.700
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.500.000	0	0	0	0	0	1.500.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	12.630	0	0	0	0	0	12.630
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	43.010	0	0	0	0	0	43.010
401	01	99	00	Otras retribuciones	1.000.000	0	0	0	0	0	1.000.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	26.625.060	0	0	0	0	0	26.625.060
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	17.338.060	0	0	0	0	0	17.338.060
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	9.287.000	0	0	0	0	0	9.287.000
401	03	00	00	Primas	66.708.749	0	0	0	0	0	66.708.749
401	03	08	00	Primas de profesionalización a empleados	11.077.960	0	0	0	0	0	11.077.960
401	03	09	00	Primas por antigüedad a empleados	33.151.500	0	0	0	0	0	33.151.500
401	03	21	00	Primas por antigüedad a obreros	19.944.761	0	0	0	0	0	19.944.761
401	03	22	00	Primas de profesionalización a obreros	2.480.828	0	0	0	0	0	2.480.828
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	9.470	0	0	0	0	0	9.470
401	03	95	00	Otras primas al personal de alto nivel y de dirección	44.230	0	0	0	0	0	44.230
401	04	00	00	Complementos de sueldos y salarios	110.512.913	0	0	0	0	0	110.512.913
401	04	06	00	Complemento a empleados por comisión de servicios	3.258.224	0	0	0	0	0	3.258.224
401	04	08	00	Bono compensatorio de alimentación a empleados	37.475.350	0	0	0	0	0	37.475.350
401	04	09	00	Bono compensatorio de transporte a empleados	8.286.300	0	0	0	0	0	8.286.300
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	4.962.602	0	0	0	0	0	4.962.602

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

ACCIÓN CENTRALIZADA: 170001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 170001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.913.659	0	0	0	0	0	1.913.659
401	04	16	00	Complemento a obreros por gastos de alimentación	213.096	0	0	0	0	0	213.096
401	04	18	00	Bono compensatorio de alimentación a obreros	22.909.050	0	0	0	0	0	22.909.050
401	04	19	00	Bono compensatorio de transporte a obreros	5.589.650	0	0	0	0	0	5.589.650
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.855.600	0	0	0	0	0	3.855.600
401	04	27	00	Bono compensatorio de transporte al personal contratado	496.800	0	0	0	0	0	496.800
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	960	0	0	0	0	0	960
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	8.100	0	0	0	0	0	8.100
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	900	0	0	0	0	0	900
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	1.440	0	0	0	0	0	1.440
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	40.500	0	0	0	0	0	40.500
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	7.200	0	0	0	0	0	7.200
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	69.670	0	0	0	0	0	69.670
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	250.000	0	0	0	0	0	250.000
401	04	96	00	Otros complementos a empleados	15.436.594	0	0	0	0	0	15.436.594
401	04	97	00	Otros complementos a obreros	5.737.218	0	0	0	0	0	5.737.218
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	32.885.868	0	0	0	0	0	32.885.868
401	05	03	00	Bono vacacional a empleados	20.648.350	0	0	0	0	0	20.648.350
401	05	06	00	Bono vacacional a obreros	11.320.525	0	0	0	0	0	11.320.525
401	05	08	00	Bono vacacional al personal contratado	877.173	0	0	0	0	0	877.173
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	39.820	0	0	0	0	0	39.820
401	06	00	00	Aportes patronales y legales	4.623.136	0	0	0	0	0	4.623.136
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.026.567	0	0	0	0	0	3.026.567
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.551.825	0	0	0	0	0	1.551.825
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	1.872	0	0	0	0	0	1.872
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	8.872	0	0	0	0	0	8.872

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

ACCIÓN CENTRALIZADA: 170001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 170001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	06	96	00	Otros aportes legales por empleados	10.000	0	0	0	0	0	10.000
401	06	97	00	Otros aportes legales por obreros	24.000	0	0	0	0	0	24.000
401	07	00	00	Asistencia socio-económica	131.812.124	0	0	0	0	0	131.812.124
401	07	01	00	Capacitación y adiestramiento a empleados	570.000	0	0	0	0	0	570.000
401	07	02	00	Becas a empleados	2.037.000	0	0	0	0	0	2.037.000
401	07	03	00	Ayudas por matrimonio a empleados	8.500	0	0	0	0	0	8.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	200.000	0	0	0	0	0	200.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	13.630.000	0	0	0	0	0	13.630.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	48.000.000	0	0	0	0	0	48.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.220.000	0	0	0	0	0	1.220.000
401	07	10	00	Dotación de uniformes a empleados	1.424.925	0	0	0	0	0	1.424.925
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.112.130	0	0	0	0	0	2.112.130
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.356.000	0	0	0	0	0	1.356.000
401	07	17	00	Capacitación y adiestramiento a obreros	72.000	0	0	0	0	0	72.000
401	07	18	00	Becas a obreros	1.663.000	0	0	0	0	0	1.663.000
401	07	19	00	Ayudas por matrimonio de obreros	8.000	0	0	0	0	0	8.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	140.000	0	0	0	0	0	140.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	893.000	0	0	0	0	0	893.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.984.000	0	0	0	0	0	6.984.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	35.000.000	0	0	0	0	0	35.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	880.000	0	0	0	0	0	880.000
401	07	26	00	Dotación de uniformes a obreros	9.677.569	0	0	0	0	0	9.677.569
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.638.000	0	0	0	0	0	1.638.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.800.000	0	0	0	0	0	1.800.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	9.000	0	0	0	0	0	9.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	29.000	0	0	0	0	0	29.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

ACCIÓN CENTRALIZADA: 170001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 170001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	96	00	Otras subvenciones a empleados	1.418.000	0	0	0	0	0	1.418.000
401	07	97	00	Otras subvenciones a obreros	1.042.000	0	0	0	0	0	1.042.000
401	08	00	00	Prestaciones sociales e indemnizaciones	36.497.000	0	0	0	0	0	36.497.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	23.435.000	0	0	0	0	0	23.435.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	12.252.000	0	0	0	0	0	12.252.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	736.000	0	0	0	0	0	736.000
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	11.000	0	0	0	0	0	11.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	63.000	0	0	0	0	0	63.000
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
401	96	00	00	Otros gastos del personal empleado	189.000	0	0	0	0	0	189.000
401	96	01	00	Otros gastos del personal empleado	189.000	0	0	0	0	0	189.000
401	97	00	00	Otros gastos del personal obrero	25.000	0	0	0	0	0	25.000
401	97	01	00	Otros gastos del personal obrero	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.500.000**	**0**	**0**	**0**	**0**	**0**	**3.500.000**
403	10	00	00	Servicios profesionales y técnicos	970.000	0	0	0	0	0	970.000
403	10	07	00	Servicios de capacitación y adiestramiento	970.000	0	0	0	0	0	970.000
403	18	00	00	Impuestos indirectos	1.565.000	0	0	0	0	0	1.565.000
403	18	01	00	Impuesto al valor agregado	1.565.000	0	0	0	0	0	1.565.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	965.000	0	0	0	0	0	965.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	965.000	0	0	0	0	0	965.000
				Totales	**532.592.750**	**0**	**0**	**0**	**0**	**0**	**532.592.750**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.163.601**	**0**	**0**	**0**	**0**	**0**	**16.163.601**
402	01	00	00	Productos alimenticios y agropecuarios	1.398.880	0	0	0	0	0	1.398.880
402	01	01	00	Alimentos y bebidas para personas	1.376.638	0	0	0	0	0	1.376.638
402	01	02	00	Alimentos para animales	13.542	0	0	0	0	0	13.542
402	01	03	00	Productos agrícolas y pecuarios	8.700	0	0	0	0	0	8.700
402	02	00	00	Productos de minas, canteras y yacimientos	5.900	0	0	0	0	0	5.900
402	02	05	00	Piedra, arcilla, arena y tierra	5.900	0	0	0	0	0	5.900
402	03	00	00	Textiles y vestuarios	677.463	0	0	0	0	0	677.463
402	03	01	00	Textiles	53.987	0	0	0	0	0	53.987
402	03	02	00	Prendas de vestir	617.596	0	0	0	0	0	617.596
402	03	03	00	Calzados	5.880	0	0	0	0	0	5.880
402	04	00	00	Productos de cuero y caucho	1.232.459	0	0	0	0	0	1.232.459
402	04	02	00	Productos de cuero y sucedáneos del cuero	7.000	0	0	0	0	0	7.000
402	04	03	00	Cauchos y tripas para vehículos	1.219.815	0	0	0	0	0	1.219.815
402	04	99	00	Otros productos de cuero y caucho	5.644	0	0	0	0	0	5.644
402	05	00	00	Productos de papel, cartón e impresos	2.881.123	0	0	0	0	0	2.881.123
402	05	01	00	Pulpa de madera, papel y cartón	799.762	0	0	0	0	0	799.762
402	05	02	00	Envases y cajas de papel y cartón	60.632	0	0	0	0	0	60.632
402	05	03	00	Productos de papel y cartón para oficina	1.395.830	0	0	0	0	0	1.395.830
402	05	04	00	Libros, revistas y periódicos	67.215	0	0	0	0	0	67.215
402	05	05	00	Material de enseñanza	2.000	0	0	0	0	0	2.000
402	05	06	00	Productos de papel y cartón para computación	61.444	0	0	0	0	0	61.444
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	483.559	0	0	0	0	0	483.559
402	05	99	00	Otros productos de pulpa, papel y cartón	10.681	0	0	0	0	0	10.681
402	06	00	00	Productos químicos y derivados	3.054.216	0	0	0	0	0	3.054.216
402	06	01	00	Sustancias químicas y de uso industrial	45.500	0	0	0	0	0	45.500
402	06	02	00	Abonos, plaguicidas y otros	39.003	0	0	0	0	0	39.003
402	06	03	00	Tintas, pinturas y colorantes	1.611.503	0	0	0	0	0	1.611.503
402	06	04	00	Productos farmacéuticos y medicamentos	366.670	0	0	0	0	0	366.670
402	06	05	00	Productos de tocador	26.890	0	0	0	0	0	26.890
402	06	06	00	Combustibles y lubricantes	316.610	0	0	0	0	0	316.610
402	06	07	00	Productos diversos derivados del petróleo y del carbón	12.000	0	0	0	0	0	12.000
402	06	08	00	Productos plásticos	630.040	0	0	0	0	0	630.040

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	99	00	Otros productos de la industria química y conexos	6.000	0	0	0	0	0	6.000
402	07	00	00	Productos minerales no metálicos	424.636	0	0	0	0	0	424.636
402	07	01	00	Productos de barro, loza y porcelana	122.160	0	0	0	0	0	122.160
402	07	02	00	Vidrios y productos de vidrio	27.982	0	0	0	0	0	27.982
402	07	03	00	Productos de arcilla para construcción	123.000	0	0	0	0	0	123.000
402	07	04	00	Cemento, cal y yeso	139.321	0	0	0	0	0	139.321
402	07	99	00	Otros productos minerales no metálicos	12.173	0	0	0	0	0	12.173
402	08	00	00	Productos metálicos	1.979.880	0	0	0	0	0	1.979.880
402	08	01	00	Productos primarios de hierro y acero	6.800	0	0	0	0	0	6.800
402	08	02	00	Productos de metales no ferrosos	3.500	0	0	0	0	0	3.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	598.252	0	0	0	0	0	598.252
402	08	07	00	Material de señalamiento	5.100	0	0	0	0	0	5.100
402	08	09	00	Repuestos y accesorios para equipos de transporte	889.043	0	0	0	0	0	889.043
402	08	10	00	Repuestos y accesorios para otros equipos	393.185	0	0	0	0	0	393.185
402	08	99	00	Otros productos metálicos	84.000	0	0	0	0	0	84.000
402	09	00	00	Productos de madera	26.169	0	0	0	0	0	26.169
402	09	01	00	Productos primarios de madera	21.249	0	0	0	0	0	21.249
402	09	02	00	Muebles y accesorios de madera para edificaciones	4.120	0	0	0	0	0	4.120
402	09	99	00	Otros productos de madera	800	0	0	0	0	0	800
402	10	00	00	Productos varios y útiles diversos	4.419.369	0	0	0	0	0	4.419.369
402	10	01	00	Artículos de deporte, recreación y juguetes	18.193	0	0	0	0	0	18.193
402	10	02	00	Materiales y útiles de limpieza y aseo	415.401	0	0	0	0	0	415.401
402	10	03	00	Utensilios de cocina y comedor	35.069	0	0	0	0	0	35.069
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	24.940	0	0	0	0	0	24.940
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	894.225	0	0	0	0	0	894.225
402	10	06	00	Condecoraciones, ofrendas y similares	143.213	0	0	0	0	0	143.213
402	10	07	00	Productos de seguridad en el trabajo	193.641	0	0	0	0	0	193.641
402	10	08	00	Materiales para equipos de computación	1.829.755	0	0	0	0	0	1.829.755
402	10	09	00	Especies timbradas y valores	1.500	0	0	0	0	0	1.500
402	10	11	00	Materiales eléctricos	598.172	0	0	0	0	0	598.172
402	10	12	00	Materiales para instalaciones sanitarias	125.677	0	0	0	0	0	125.677
402	10	13	00	Materiales fotográficos	49.000	0	0	0	0	0	49.000
402	10	99	00	Otros productos y útiles diversos	90.583	0	0	0	0	0	90.583

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	63.506	0	0	0	0	0	63.506
402	99	01	00	Otros materiales y suministros	63.506	0	0	0	0	0	63.506
403	**00**	**00**	**00**	**Servicios no personales**	**47.062.452**	**0**	**0**	**0**	**0**	**0**	**47.062.452**
403	01	00	00	Alquileres de inmuebles	3.038.447	0	0	0	0	0	3.038.447
403	01	01	00	Alquileres de edificios y locales	3.038.447	0	0	0	0	0	3.038.447
403	02	00	00	Alquileres de maquinaria y equipos	144.457	0	0	0	0	0	144.457
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	109.160	0	0	0	0	0	109.160
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	1.425	0	0	0	0	0	1.425
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	33.872	0	0	0	0	0	33.872
403	03	00	00	Derechos sobre bienes intangibles	80.000	0	0	0	0	0	80.000
403	03	03	00	Paquetes y programas de computación	80.000	0	0	0	0	0	80.000
403	04	00	00	Servicios básicos	6.337.480	0	0	0	0	0	6.337.480
403	04	01	00	Electricidad	1.788.995	0	0	0	0	0	1.788.995
403	04	02	00	Gas	188	0	0	0	0	0	188
403	04	03	00	Agua	1.075.431	0	0	0	0	0	1.075.431
403	04	04	00	Teléfonos	1.665.901	0	0	0	0	0	1.665.901
403	04	05	00	Servicio de comunicaciones	1.500.000	0	0	0	0	0	1.500.000
403	04	06	00	Servicio de aseo urbano y domiciliario	292.965	0	0	0	0	0	292.965
403	04	07	00	Servicio de condominio	14.000	0	0	0	0	0	14.000
403	06	00	00	Servicios de transporte y almacenaje	672.520	0	0	0	0	0	672.520
403	06	01	00	Fletes y embalajes	36.744	0	0	0	0	0	36.744
403	06	03	00	Estacionamiento	109.533	0	0	0	0	0	109.533
403	06	04	00	Peaje	4.142	0	0	0	0	0	4.142
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	522.101	0	0	0	0	0	522.101
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.702.343	0	0	0	0	0	1.702.343
403	07	01	00	Publicidad y propaganda	528.373	0	0	0	0	0	528.373
403	07	02	00	Imprenta y reproducción	478.028	0	0	0	0	0	478.028
403	07	03	00	Relaciones sociales	341.942	0	0	0	0	0	341.942
403	07	04	00	Avisos	354.000	0	0	0	0	0	354.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.302.487	0	0	0	0	0	3.302.487
403	08	01	00	Primas y gastos de seguros	3.200.000	0	0	0	0	0	3.200.000
403	08	02	00	Comisiones y gastos bancarios	102.487	0	0	0	0	0	102.487
403	09	00	00	Viáticos y pasajes	3.335.561	0	0	0	0	0	3.335.561

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	2.809.661	0	0	0	0	0	2.809.661
403	09	02	00	Viáticos y pasajes fuera del país	518.500	0	0	0	0	0	518.500
403	09	03	00	Asignación por kilómetros recorridos	7.400	0	0	0	0	0	7.400
403	10	00	00	Servicios profesionales y técnicos	7.104.291	0	0	0	0	0	7.104.291
403	10	01	00	Servicios jurídicos	621.824	0	0	0	0	0	621.824
403	10	02	00	Servicios de contabilidad y auditoría	83.752	0	0	0	0	0	83.752
403	10	03	00	Servicios de procesamiento de datos	180.000	0	0	0	0	0	180.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	105.000	0	0	0	0	0	105.000
403	10	09	00	Servicios de lavandería y tintorería	1.859	0	0	0	0	0	1.859
403	10	10	00	Servicios de vigilancia	5.995.900	0	0	0	0	0	5.995.900
403	10	11	00	Servicios para la elaboración y suministro de comida	24.000	0	0	0	0	0	24.000
403	10	99	00	Otros servicios profesionales y técnicos	91.956	0	0	0	0	0	91.956
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.487.811	0	0	0	0	0	4.487.811
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	8.000	0	0	0	0	0	8.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.714.754	0	0	0	0	0	2.714.754
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	54.969	0	0	0	0	0	54.969
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	28.000	0	0	0	0	0	28.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.482.105	0	0	0	0	0	1.482.105
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	189.983	0	0	0	0	0	189.983
403	12	00	00	Conservación y reparaciones menores de obras	6.605.977	0	0	0	0	0	6.605.977
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	6.605.977	0	0	0	0	0	6.605.977
403	15	00	00	Servicios fiscales	67.200	0	0	0	0	0	67.200
403	15	02	00	Tasas y otros derechos obligatorios	65.200	0	0	0	0	0	65.200
403	15	99	00	Otros servicios fiscales	2.000	0	0	0	0	0	2.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.730.274	0	0	0	0	0	3.730.274
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.730.274	0	0	0	0	0	3.730.274
403	18	00	00	Impuestos indirectos	6.410.412	0	0	0	0	0	6.410.412
403	18	01	00	Impuesto al valor agregado	6.350.412	0	0	0	0	0	6.350.412
403	18	99	00	Otros impuestos indirectos	60.000	0	0	0	0	0	60.000
403	99	00	00	Otros servicios no personales	43.192	0	0	0	0	0	43.192
403	99	01	00	Otros servicios no personales	43.192	0	0	0	0	0	43.192

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	00	00	00	**Activos reales**	**5.053.947**	0	0	0	0	0	**5.053.947**
404	01	00	00	Repuestos y reparaciones mayores	2.243.255	0	0	0	0	0	2.243.255
404	01	01	00	Repuestos mayores	360.685	0	0	0	0	0	360.685
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	355.685	0	0	0	0	0	355.685
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.882.570	0	0	0	0	0	1.882.570
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	67.000	0	0	0	0	0	67.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.770.570	0	0	0	0	0	1.770.570
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	17.000	0	0	0	0	0	17.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	8.000	0	0	0	0	0	8.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	217.161	0	0	0	0	0	217.161
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	11.600	0	0	0	0	0	11.600
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	199.561	0	0	0	0	0	199.561
404	03	07	00	Maquinaria y equipos de riego y acueductos	6.000	0	0	0	0	0	6.000
404	04	00	00	Equipos de transporte, tracción y elevación	9.600	0	0	0	0	0	9.600
404	04	05	00	Vehículos de tracción no motorizados	9.600	0	0	0	0	0	9.600
404	05	00	00	Equipos de comunicaciones y de señalamiento	212.218	0	0	0	0	0	212.218
404	05	01	00	Equipos de telecomunicaciones	205.218	0	0	0	0	0	205.218
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	7.000	0	0	0	0	0	7.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	72.000	0	0	0	0	0	72.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	72.000	0	0	0	0	0	72.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	163.588	0	0	0	0	0	163.588
404	07	01	00	Equipos científicos y de laboratorio	23.614	0	0	0	0	0	23.614
404	07	02	00	Equipos de enseñanza, deporte y recreación	125.774	0	0	0	0	0	125.774
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	5.200	0	0	0	0	0	5.200
404	07	06	00	Instrumentos musicales y equipos de audio	9.000	0	0	0	0	0	9.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.124.785	0	0	0	0	0	2.124.785
404	09	01	00	Mobiliario y equipos de oficina	625.930	0	0	0	0	0	625.930
404	09	02	00	Equipos de computación	1.012.977	0	0	0	0	0	1.012.977
404	09	03	00	Mobiliario y equipos de alojamiento	467.878	0	0	0	0	0	467.878
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	18.000	0	0	0	0	0	18.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	12	00	00	Activos intangibles	11.340	0	0	0	0	0	11.340
404	12	04	00	Paquetes y programas de computación	11.340	0	0	0	0	0	11.340
407	**00**	**00**	**00**	**Transferencias y donaciones**	**288.965.250**	**0**	**0**	**0**	**0**	**0**	**288.965.250**
407	01	00	00	Transferencias y donaciones corrientes internas	288.890.000	0	0	0	0	0	288.890.000
407	01	01	00	Transferencias corrientes internas al sector privado	140.000	0	0	0	0	0	140.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	140.000	0	0	0	0	0	140.000
407	01	03	00	Transferencias corrientes internas al sector público	288.750.000	0	0	0	0	0	288.750.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	261.150.000	0	0	0	0	0	261.150.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	27.600.000	0	0	0	0	0	27.600.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	75.250	0	0	0	0	0	75.250
407	02	01	00	Transferencias corrientes al exterior	75.250	0	0	0	0	0	75.250
407	02	01	04	Transferencias corrientes a organismos internacionales	75.250	0	0	0	0	0	75.250
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.440.000**	**0**	**0**	**0**	**0**	**0**	**1.440.000**
411	11	00	00	Obligaciones de ejercicios anteriores	1.440.000	0	0	0	0	0	1.440.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.440.000	0	0	0	0	0	1.440.000
				Totales	**358.685.250**	**0**	**0**	**0**	**0**	**0**	**358.685.250**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2013**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**288.965.250**	**0**	**0**	**0**	**0**	**0**	**288.965.250**
407	01	00	00	Transferencias y donaciones corrientes internas	288.890.000	0	0	0	0	0	288.890.000
407	01	01	00	Transferencias corrientes internas al sector privado	140.000	0	0	0	0	0	140.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	140.000	0	0	0	0	0	140.000
				- S1498 Asociación Civil Bienestar y Ambiente (ABAM)	140.000	0	0	0	0	0	140.000
407	01	03	00	Transferencias corrientes internas al sector público	288.750.000	0	0	0	0	0	288.750.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	261.150.000	0	0	0	0	0	261.150.000
				- A0052 Instituto Nacional de Parques (INPARQUES)	100.000.000	0	0	0	0	0	100.000.000
				- A0064 Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)	20.000.000	0	0	0	0	0	20.000.000
				- A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)	120.000.000	0	0	0	0	0	120.000.000
				- A0083 Universidad de Los Andes (ULA)	250.000	0	0	0	0	0	250.000
				- A0103 Fundación Instituto Forestal Latinoamericano	350.000	0	0	0	0	0	350.000
				- A0343 Fundación Laboratorio Nacional de Hidráulica	1.000.000	0	0	0	0	0	1.000.000
				- A0354 Fundación Nacional de Parques Zoológicos y Acuarios	550.000	0	0	0	0	0	550.000
				- A0909 Instituto Geográfico de Venezuela "Simón Bolívar"	10.000.000	0	0	0	0	0	10.000.000
				- A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)	9.000.000	0	0	0	0	0	9.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	27.600.000	0	0	0	0	0	27.600.000
				- A0606 C.A. Hidrológica de Venezuela (HIDROVEN)	8.000.000	0	0	0	0	0	8.000.000
				- A0615 C.A. Hidrológica Páez (HIDROPAEZ)	6.000.000	0	0	0	0	0	6.000.000
				- A0616 C.A. Hidrológica de los Llanos (HIDROLLANOS)	5.000.000	0	0	0	0	0	5.000.000
				- A0639 Compañía Nacional de Reforestación (CONARE)	3.000.000	0	0	0	0	0	3.000.000
				- A0685 C.A. Hidrológica de la Cordillera Andina (HIDROANDES)	4.000.000	0	0	0	0	0	4.000.000
				- A0696 Empresa Regional Sistema Hidráulico Trujillano, S.A.	600.000	0	0	0	0	0	600.000
				- A0697 Empresa Regional Desarrollos Hidraúlicos Cojedes, C.A.	1.000.000	0	0	0	0	0	1.000.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	75.250	0	0	0	0	0	75.250
407	02	01	00	Transferencias corrientes al exterior	75.250	0	0	0	0	0	75.250
407	02	01	04	Transferencias corrientes a organismos internacionales	75.250	0	0	0	0	0	75.250
				- I0079 Organización de las Naciones Unidas para la Agricultura y la Alimentación (FAO)	75.250	0	0	0	0	0	75.250
				Totales	**288.965.250**	**0**	**0**	**0**	**0**	**0**	**288.965.250**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 170002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.163.601**	**0**	**0**	**0**	**0**	**0**	**16.163.601**
402	01	00	00	Productos alimenticios y agropecuarios	1.398.880	0	0	0	0	0	1.398.880
402	01	01	00	Alimentos y bebidas para personas	1.376.638	0	0	0	0	0	1.376.638
402	01	02	00	Alimentos para animales	13.542	0	0	0	0	0	13.542
402	01	03	00	Productos agrícolas y pecuarios	8.700	0	0	0	0	0	8.700
402	02	00	00	Productos de minas, canteras y yacimientos	5.900	0	0	0	0	0	5.900
402	02	05	00	Piedra, arcilla, arena y tierra	5.900	0	0	0	0	0	5.900
402	03	00	00	Textiles y vestuarios	677.463	0	0	0	0	0	677.463
402	03	01	00	Textiles	53.987	0	0	0	0	0	53.987
402	03	02	00	Prendas de vestir	617.596	0	0	0	0	0	617.596
402	03	03	00	Calzados	5.880	0	0	0	0	0	5.880
402	04	00	00	Productos de cuero y caucho	1.232.459	0	0	0	0	0	1.232.459
402	04	02	00	Productos de cuero y sucedáneos del cuero	7.000	0	0	0	0	0	7.000
402	04	03	00	Cauchos y tripas para vehículos	1.219.815	0	0	0	0	0	1.219.815
402	04	99	00	Otros productos de cuero y caucho	5.644	0	0	0	0	0	5.644
402	05	00	00	Productos de papel, cartón e impresos	2.881.123	0	0	0	0	0	2.881.123
402	05	01	00	Pulpa de madera, papel y cartón	799.762	0	0	0	0	0	799.762
402	05	02	00	Envases y cajas de papel y cartón	60.632	0	0	0	0	0	60.632
402	05	03	00	Productos de papel y cartón para oficina	1.395.830	0	0	0	0	0	1.395.830
402	05	04	00	Libros, revistas y periódicos	67.215	0	0	0	0	0	67.215
402	05	05	00	Material de enseñanza	2.000	0	0	0	0	0	2.000
402	05	06	00	Productos de papel y cartón para computación	61.444	0	0	0	0	0	61.444
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	483.559	0	0	0	0	0	483.559
402	05	99	00	Otros productos de pulpa, papel y cartón	10.681	0	0	0	0	0	10.681
402	06	00	00	Productos químicos y derivados	3.054.216	0	0	0	0	0	3.054.216
402	06	01	00	Sustancias químicas y de uso industrial	45.500	0	0	0	0	0	45.500
402	06	02	00	Abonos, plaguicidas y otros	39.003	0	0	0	0	0	39.003
402	06	03	00	Tintas, pinturas y colorantes	1.611.503	0	0	0	0	0	1.611.503

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 170002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	366.670	0	0	0	0	0	366.670
402	06	05	00	Productos de tocador	26.890	0	0	0	0	0	26.890
402	06	06	00	Combustibles y lubricantes	316.610	0	0	0	0	0	316.610
402	06	07	00	Productos diversos derivados del petróleo y del carbón	12.000	0	0	0	0	0	12.000
402	06	08	00	Productos plásticos	630.040	0	0	0	0	0	630.040
402	06	99	00	Otros productos de la industria química y conexos	6.000	0	0	0	0	0	6.000
402	07	00	00	Productos minerales no metálicos	424.636	0	0	0	0	0	424.636
402	07	01	00	Productos de barro, loza y porcelana	122.160	0	0	0	0	0	122.160
402	07	02	00	Vidrios y productos de vidrio	27.982	0	0	0	0	0	27.982
402	07	03	00	Productos de arcilla para construcción	123.000	0	0	0	0	0	123.000
402	07	04	00	Cemento, cal y yeso	139.321	0	0	0	0	0	139.321
402	07	99	00	Otros productos minerales no metálicos	12.173	0	0	0	0	0	12.173
402	08	00	00	Productos metálicos	1.979.880	0	0	0	0	0	1.979.880
402	08	01	00	Productos primarios de hierro y acero	6.800	0	0	0	0	0	6.800
402	08	02	00	Productos de metales no ferrosos	3.500	0	0	0	0	0	3.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	598.252	0	0	0	0	0	598.252
402	08	07	00	Material de señalamiento	5.100	0	0	0	0	0	5.100
402	08	09	00	Repuestos y accesorios para equipos de transporte	889.043	0	0	0	0	0	889.043
402	08	10	00	Repuestos y accesorios para otros equipos	393.185	0	0	0	0	0	393.185
402	08	99	00	Otros productos metálicos	84.000	0	0	0	0	0	84.000
402	09	00	00	Productos de madera	26.169	0	0	0	0	0	26.169
402	09	01	00	Productos primarios de madera	21.249	0	0	0	0	0	21.249
402	09	02	00	Muebles y accesorios de madera para edificaciones	4.120	0	0	0	0	0	4.120
402	09	99	00	Otros productos de madera	800	0	0	0	0	0	800
402	10	00	00	Productos varios y útiles diversos	4.419.369	0	0	0	0	0	4.419.369
402	10	01	00	Artículos de deporte, recreación y juguetes	18.193	0	0	0	0	0	18.193
402	10	02	00	Materiales y útiles de limpieza y aseo	415.401	0	0	0	0	0	415.401
402	10	03	00	Utensilios de cocina y comedor	35.069	0	0	0	0	0	35.069

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 170002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	24.940	0	0	0	0	0	24.940
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	894.225	0	0	0	0	0	894.225
402	10	06	00	Condecoraciones, ofrendas y similares	143.213	0	0	0	0	0	143.213
402	10	07	00	Productos de seguridad en el trabajo	193.641	0	0	0	0	0	193.641
402	10	08	00	Materiales para equipos de computación	1.829.755	0	0	0	0	0	1.829.755
402	10	09	00	Especies timbradas y valores	1.500	0	0	0	0	0	1.500
402	10	11	00	Materiales eléctricos	598.172	0	0	0	0	0	598.172
402	10	12	00	Materiales para instalaciones sanitarias	125.677	0	0	0	0	0	125.677
402	10	13	00	Materiales fotográficos	49.000	0	0	0	0	0	49.000
402	10	99	00	Otros productos y útiles diversos	90.583	0	0	0	0	0	90.583
402	99	00	00	Otros materiales y suministros	63.506	0	0	0	0	0	63.506
402	99	01	00	Otros materiales y suministros	63.506	0	0	0	0	0	63.506
403	**00**	**00**	**00**	**Servicios no personales**	**47.062.452**	**0**	**0**	**0**	**0**	**0**	**47.062.452**
403	01	00	00	Alquileres de inmuebles	3.038.447	0	0	0	0	0	3.038.447
403	01	01	00	Alquileres de edificios y locales	3.038.447	0	0	0	0	0	3.038.447
403	02	00	00	Alquileres de maquinaria y equipos	144.457	0	0	0	0	0	144.457
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	109.160	0	0	0	0	0	109.160
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	1.425	0	0	0	0	0	1.425
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	33.872	0	0	0	0	0	33.872
403	03	00	00	Derechos sobre bienes intangibles	80.000	0	0	0	0	0	80.000
403	03	03	00	Paquetes y programas de computación	80.000	0	0	0	0	0	80.000
403	04	00	00	Servicios básicos	6.337.480	0	0	0	0	0	6.337.480
403	04	01	00	Electricidad	1.788.995	0	0	0	0	0	1.788.995
403	04	02	00	Gas	188	0	0	0	0	0	188
403	04	03	00	Agua	1.075.431	0	0	0	0	0	1.075.431
403	04	04	00	Teléfonos	1.665.901	0	0	0	0	0	1.665.901
403	04	05	00	Servicio de comunicaciones	1.500.000	0	0	0	0	0	1.500.000
403	04	06	00	Servicio de aseo urbano y domiciliario	292.965	0	0	0	0	0	292.965

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 170002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	07	00	Servicio de condominio	14.000	0	0	0	0	0	14.000
403	06	00	00	Servicios de transporte y almacenaje	672.520	0	0	0	0	0	672.520
403	06	01	00	Fletes y embalajes	36.744	0	0	0	0	0	36.744
403	06	03	00	Estacionamiento	109.533	0	0	0	0	0	109.533
403	06	04	00	Peaje	4.142	0	0	0	0	0	4.142
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	522.101	0	0	0	0	0	522.101
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.702.343	0	0	0	0	0	1.702.343
403	07	01	00	Publicidad y propaganda	528.373	0	0	0	0	0	528.373
403	07	02	00	Imprenta y reproducción	478.028	0	0	0	0	0	478.028
403	07	03	00	Relaciones sociales	341.942	0	0	0	0	0	341.942
403	07	04	00	Avisos	354.000	0	0	0	0	0	354.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.302.487	0	0	0	0	0	3.302.487
403	08	01	00	Primas y gastos de seguros	3.200.000	0	0	0	0	0	3.200.000
403	08	02	00	Comisiones y gastos bancarios	102.487	0	0	0	0	0	102.487
403	09	00	00	Viáticos y pasajes	3.335.561	0	0	0	0	0	3.335.561
403	09	01	00	Viáticos y pasajes dentro del país	2.809.661	0	0	0	0	0	2.809.661
403	09	02	00	Viáticos y pasajes fuera del país	518.500	0	0	0	0	0	518.500
403	09	03	00	Asignación por kilómetros recorridos	7.400	0	0	0	0	0	7.400
403	10	00	00	Servicios profesionales y técnicos	7.104.291	0	0	0	0	0	7.104.291
403	10	01	00	Servicios jurídicos	621.824	0	0	0	0	0	621.824
403	10	02	00	Servicios de contabilidad y auditoría	83.752	0	0	0	0	0	83.752
403	10	03	00	Servicios de procesamiento de datos	180.000	0	0	0	0	0	180.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	105.000	0	0	0	0	0	105.000
403	10	09	00	Servicios de lavandería y tintorería	1.859	0	0	0	0	0	1.859
403	10	10	00	Servicios de vigilancia	5.995.900	0	0	0	0	0	5.995.900
403	10	11	00	Servicios para la elaboración y suministro de comida	24.000	0	0	0	0	0	24.000
403	10	99	00	Otros servicios profesionales y técnicos	91.956	0	0	0	0	0	91.956
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.487.811	0	0	0	0	0	4.487.811

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2013**

ACCIÓN ESPECÍFICA: 170002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	8.000	0	0	0	0	0	8.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.714.754	0	0	0	0	0	2.714.754
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	54.969	0	0	0	0	0	54.969
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	28.000	0	0	0	0	0	28.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.482.105	0	0	0	0	0	1.482.105
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	189.983	0	0	0	0	0	189.983
403	12	00	00	Conservación y reparaciones menores de obras	6.605.977	0	0	0	0	0	6.605.977
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	6.605.977	0	0	0	0	0	6.605.977
403	15	00	00	Servicios fiscales	67.200	0	0	0	0	0	67.200
403	15	02	00	Tasas y otros derechos obligatorios	65.200	0	0	0	0	0	65.200
403	15	99	00	Otros servicios fiscales	2.000	0	0	0	0	0	2.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.730.274	0	0	0	0	0	3.730.274
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.730.274	0	0	0	0	0	3.730.274
403	18	00	00	Impuestos indirectos	6.410.412	0	0	0	0	0	6.410.412
403	18	01	00	Impuesto al valor agregado	6.350.412	0	0	0	0	0	6.350.412
403	18	99	00	Otros impuestos indirectos	60.000	0	0	0	0	0	60.000
403	99	00	00	Otros servicios no personales	43.192	0	0	0	0	0	43.192
403	99	01	00	Otros servicios no personales	43.192	0	0	0	0	0	43.192
404	**00**	**00**	**00**	**Activos reales**	**5.053.947**	0	0	0	0	0	**5.053.947**
404	01	00	00	Repuestos y reparaciones mayores	2.243.255	0	0	0	0	0	2.243.255
404	01	01	00	Repuestos mayores	360.685	0	0	0	0	0	360.685
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	355.685	0	0	0	0	0	355.685
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.882.570	0	0	0	0	0	1.882.570
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	67.000	0	0	0	0	0	67.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 170002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.770.570	0	0	0	0	0	1.770.570
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	17.000	0	0	0	0	0	17.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	8.000	0	0	0	0	0	8.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	217.161	0	0	0	0	0	217.161
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	11.600	0	0	0	0	0	11.600
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	199.561	0	0	0	0	0	199.561
404	03	07	00	Maquinaria y equipos de riego y acueductos	6.000	0	0	0	0	0	6.000
404	04	00	00	Equipos de transporte, tracción y elevación	9.600	0	0	0	0	0	9.600
404	04	05	00	Vehículos de tracción no motorizados	9.600	0	0	0	0	0	9.600
404	05	00	00	Equipos de comunicaciones y de señalamiento	212.218	0	0	0	0	0	212.218
404	05	01	00	Equipos de telecomunicaciones	205.218	0	0	0	0	0	205.218
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	7.000	0	0	0	0	0	7.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	72.000	0	0	0	0	0	72.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	72.000	0	0	0	0	0	72.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	163.588	0	0	0	0	0	163.588
404	07	01	00	Equipos científicos y de laboratorio	23.614	0	0	0	0	0	23.614
404	07	02	00	Equipos de enseñanza, deporte y recreación	125.774	0	0	0	0	0	125.774
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	5.200	0	0	0	0	0	5.200
404	07	06	00	Instrumentos musicales y equipos de audio	9.000	0	0	0	0	0	9.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.124.785	0	0	0	0	0	2.124.785
404	09	01	00	Mobiliario y equipos de oficina	625.930	0	0	0	0	0	625.930
404	09	02	00	Equipos de computación	1.012.977	0	0	0	0	0	1.012.977
404	09	03	00	Mobiliario y equipos de alojamiento	467.878	0	0	0	0	0	467.878
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	18.000	0	0	0	0	0	18.000
404	12	00	00	Activos intangibles	11.340	0	0	0	0	0	11.340
404	12	04	00	Paquetes y programas de computación	11.340	0	0	0	0	0	11.340
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.440.000**	**0**	**0**	**0**	0	0	**1.440.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 170002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	11	00	00	Obligaciones de ejercicios anteriores	1.440.000	0	0	0	0	0	1.440.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.440.000	0	0	0	0	0	1.440.000
				Totales	**69.720.000**	**0**	**0**	**0**	**0**	**0**	**69.720.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 170002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**215.250**	**0**	**0**	**0**	**0**	**0**	**215.250**
407	01	00	00	Transferencias y donaciones corrientes internas	140.000	0	0	0	0	0	140.000
407	01	01	00	Transferencias corrientes internas al sector privado	140.000	0	0	0	0	0	140.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	140.000	0	0	0	0	0	140.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	75.250	0	0	0	0	0	75.250
407	02	01	00	Transferencias corrientes al exterior	75.250	0	0	0	0	0	75.250
407	02	01	04	Transferencias corrientes a organismos internacionales	75.250	0	0	0	0	0	75.250
				Totales	**215.250**	**0**	**0**	**0**	**0**	**0**	**215.250**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

ACCIÓN CENTRALIZADA: 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 170002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**288.750.000**	**0**	**0**	**0**	**0**	**0**	**288.750.000**
407	01	00	00	Transferencias y donaciones corrientes internas	288.750.000	0	0	0	0	0	288.750.000
407	01	03	00	Transferencias corrientes internas al sector público	288.750.000	0	0	0	0	0	288.750.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	261.150.000	0	0	0	0	0	261.150.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	27.600.000	0	0	0	0	0	27.600.000
				Totales	**288.750.000**	**0**	**0**	**0**	**0**	**0**	**288.750.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**260.000.000**	**0**	**0**	**0**	**0**	**0**	**260.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	260.000.000	0	0	0	0	0	260.000.000
407	01	01	00	Transferencias corrientes internas al sector privado	260.000.000	0	0	0	0	0	260.000.000
407	01	01	01	Pensiones del personal empleado, obrero y militar	34.017.000	0	0	0	0	0	34.017.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	102.879.000	0	0	0	0	0	102.879.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	6.804.000	0	0	0	0	0	6.804.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	8.799.000	0	0	0	0	0	8.799.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	6.274.000	0	0	0	0	0	6.274.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	20.575.000	0	0	0	0	0	20.575.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	63.045.000	0	0	0	0	0	63.045.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	17.607.000	0	0	0	0	0	17.607.000
				Totales	**260.000.000**	**0**	**0**	**0**	**0**	**0**	**260.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

ACCIÓN CENTRALIZADA: 170003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

ACCIÓN CENTRALIZADA: 170003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 170003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**260.000.000**	**0**	**0**	**0**	**0**	**0**	**260.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	260.000.000	0	0	0	0	0	260.000.000
407	01	01	00	Transferencias corrientes internas al sector privado	260.000.000	0	0	0	0	0	260.000.000
407	01	01	01	Pensiones del personal empleado, obrero y militar	34.017.000	0	0	0	0	0	34.017.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	102.879.000	0	0	0	0	0	102.879.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	6.804.000	0	0	0	0	0	6.804.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	8.799.000	0	0	0	0	0	8.799.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	6.274.000	0	0	0	0	0	6.274.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	20.575.000	0	0	0	0	0	20.575.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	63.045.000	0	0	0	0	0	63.045.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	17.607.000	0	0	0	0	0	17.607.000
				Totales	**260.000.000**	**0**	**0**	**0**	**0**	**0**	**260.000.000**

21

Tribunal Supremo de Justicia

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.803.936.106**	**0**	**0**	**0**	**0**	**0**	**5.803.936.106**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.972.362.641	0	0	0	0	0	1.972.362.641
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.611.521.588	0	0	0	0	0	1.611.521.588
401	01	03	00	Suplencias a empleados	87.454.751	0	0	0	0	0	87.454.751
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	61.632.070	0	0	0	0	0	61.632.070
401	01	11	00	Salarios a obreros en puestos permanentes a tiempo parcial	4.264.716	0	0	0	0	0	4.264.716
401	01	13	00	Suplencias a obreros	2.029.679	0	0	0	0	0	2.029.679
401	01	18	00	Remuneraciones al personal contratado	189.841.275	0	0	0	0	0	189.841.275
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	416.347	0	0	0	0	0	416.347
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	9.434.972	0	0	0	0	0	9.434.972
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	295.700	0	0	0	0	0	295.700
401	01	99	00	Otras retribuciones	5.471.543	0	0	0	0	0	5.471.543
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	98.680.829	0	0	0	0	0	98.680.829
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	93.946.073	0	0	0	0	0	93.946.073
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.734.756	0	0	0	0	0	4.734.756
401	03	00	00	Primas	389.548.508	0	0	0	0	0	389.548.508
401	03	01	00	Primas por mérito a empleados	44.889.548	0	0	0	0	0	44.889.548
401	03	02	00	Primas de transporte a empleados	1.753.678	0	0	0	0	0	1.753.678
401	03	08	00	Primas de profesionalización a empleados	53.703.727	0	0	0	0	0	53.703.727
401	03	09	00	Primas por antigüedad a empleados	273.746.367	0	0	0	0	0	273.746.367
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	417.236	0	0	0	0	0	417.236
401	03	16	00	Primas por mérito a obreros	4.668.098	0	0	0	0	0	4.668.098
401	03	17	00	Primas de transporte a obreros	219.936	0	0	0	0	0	219.936
401	03	19	00	Primas por hijos de obreros	238.619	0	0	0	0	0	238.619
401	03	21	00	Primas por antigüedad a obreros	9.237.593	0	0	0	0	0	9.237.593
401	03	22	00	Primas de profesionalización a obreros	423.788	0	0	0	0	0	423.788
401	03	40	00	Primas de profesionalización al personal contratado	212.200	0	0	0	0	0	212.200
401	03	47	00	Primas al personal de alto nivel y de dirección	37.718	0	0	0	0	0	37.718
401	04	00	00	Complementos de sueldos y salarios	626.186.466	0	0	0	0	0	626.186.466
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	13.992.044	0	0	0	0	0	13.992.044
401	04	02	00	Complemento a empleados por trabajo nocturno	133.399	0	0	0	0	0	133.399

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	03	00	Complemento a empleados por gastos de alimentación	541.153	0	0	0	0	0	541.153
401	04	05	00	Complemento a empleados por gastos de representación	44.009	0	0	0	0	0	44.009
401	04	06	00	Complemento a empleados por comisión de servicios	1.413.782	0	0	0	0	0	1.413.782
401	04	08	00	Bono compensatorio de alimentación a empleados	339.018.967	0	0	0	0	0	339.018.967
401	04	09	00	Bono compensatorio de transporte a empleados	24.835	0	0	0	0	0	24.835
401	04	10	00	Complemento a empleados por días feriados	194.035	0	0	0	0	0	194.035
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.917.680	0	0	0	0	0	1.917.680
401	04	16	00	Complemento a obreros por gastos de alimentación	196.559	0	0	0	0	0	196.559
401	04	18	00	Bono compensatorio de alimentación a obreros	27.285.672	0	0	0	0	0	27.285.672
401	04	19	00	Bono compensatorio de transporte a obreros	131.440	0	0	0	0	0	131.440
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	3.044.600	0	0	0	0	0	3.044.600
401	04	25	00	Complemento al personal contratado por gastos de alimentación	2.329	0	0	0	0	0	2.329
401	04	26	00	Bono compensatorio de alimentación al personal contratado	76.431.996	0	0	0	0	0	76.431.996
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	3.840.000	0	0	0	0	0	3.840.000
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	80.000	0	0	0	0	0	80.000
401	04	96	00	Otros complementos a empleados	108.714.285	0	0	0	0	0	108.714.285
401	04	97	00	Otros complementos a obreros	41.075.826	0	0	0	0	0	41.075.826
401	04	98	00	Otros complementos al personal contratado	6.757.995	0	0	0	0	0	6.757.995
401	04	99	00	Otros complementos al personal militar	1.345.860	0	0	0	0	0	1.345.860
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.284.503.146	0	0	0	0	0	1.284.503.146
401	05	01	00	Aguinaldos a empleados	796.842.249	0	0	0	0	0	796.842.249
401	05	03	00	Bono vacacional a empleados	334.575.747	0	0	0	0	0	334.575.747
401	05	04	00	Aguinaldos a obreros	32.579.436	0	0	0	0	0	32.579.436
401	05	06	00	Bono vacacional a obreros	16.271.835	0	0	0	0	0	16.271.835
401	05	07	00	Aguinaldos al personal contratado	81.702.605	0	0	0	0	0	81.702.605
401	05	08	00	Bono vacacional al personal contratado	18.996.050	0	0	0	0	0	18.996.050
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	2.358.743	0	0	0	0	0	2.358.743
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	1.048.330	0	0	0	0	0	1.048.330
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	103.355	0	0	0	0	0	103.355
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	24.796	0	0	0	0	0	24.796

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	241.126.584	0	0	0	0	0	241.126.584
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	121.972.767	0	0	0	0	0	121.972.767
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	37.752.632	0	0	0	0	0	37.752.632
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	41.498.638	0	0	0	0	0	41.498.638
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	9.034.173	0	0	0	0	0	9.034.173
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.556.009	0	0	0	0	0	1.556.009
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.046.124	0	0	0	0	0	2.046.124
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	22.185.700	0	0	0	0	0	22.185.700
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	4.310.856	0	0	0	0	0	4.310.856
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	51.031	0	0	0	0	0	51.031
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	256.841	0	0	0	0	0	256.841
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	20.145	0	0	0	0	0	20.145
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	9.701	0	0	0	0	0	9.701
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	11.340	0	0	0	0	0	11.340
401	06	95	00	Otros aportes legales por personal contratado	420.627	0	0	0	0	0	420.627
401	07	00	00	Asistencia socio-económica	1.161.864.765	0	0	0	0	0	1.161.864.765
401	07	01	00	Capacitación y adiestramiento a empleados	141.600	0	0	0	0	0	141.600
401	07	02	00	Becas a empleados	5.222.945	0	0	0	0	0	5.222.945
401	07	03	00	Ayudas por matrimonio a empleados	83.253	0	0	0	0	0	83.253
401	07	04	00	Ayudas por nacimiento de hijos a empleados	128.815	0	0	0	0	0	128.815
401	07	05	00	Ayudas por defunción a empleados	60.954	0	0	0	0	0	60.954
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	200.722.024	0	0	0	0	0	200.722.024
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	774.013.206	0	0	0	0	0	774.013.206
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	354.326	0	0	0	0	0	354.326
401	07	10	00	Dotación de uniformes a empleados	28.182.490	0	0	0	0	0	28.182.490
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	28.424.749	0	0	0	0	0	28.424.749
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	12.872.564	0	0	0	0	0	12.872.564
401	07	18	00	Becas a obreros	897.445	0	0	0	0	0	897.445
401	07	19	00	Ayudas por matrimonio de obreros	39.836	0	0	0	0	0	39.836

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	20	00	Ayudas por nacimiento de hijos de obreros	41.251	0	0	0	0	0	41.251
401	07	21	00	Ayudas por defunción a obreros	61.564	0	0	0	0	0	61.564
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.929.119	0	0	0	0	0	10.929.119
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	45.965.858	0	0	0	0	0	45.965.858
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	724.705	0	0	0	0	0	724.705
401	07	26	00	Dotación de uniformes a obreros	2.472.356	0	0	0	0	0	2.472.356
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.564.598	0	0	0	0	0	1.564.598
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.090.308	0	0	0	0	0	1.090.308
401	07	33	00	Asistencia socio-económica al personal contratado	8.238.393	0	0	0	0	0	8.238.393
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	5.660.983	0	0	0	0	0	5.660.983
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	36.228	0	0	0	0	0	36.228
401	07	96	00	Otras subvenciones a empleados	30.586.024	0	0	0	0	0	30.586.024
401	07	97	00	Otras subvenciones a obreros	3.349.171	0	0	0	0	0	3.349.171
401	08	00	00	Prestaciones sociales e indemnizaciones	29.610.667	0	0	0	0	0	29.610.667
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	22.530.443	0	0	0	0	0	22.530.443
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.498.080	0	0	0	0	0	2.498.080
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	383.625	0	0	0	0	0	383.625
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	4.198.519	0	0	0	0	0	4.198.519
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	52.500	0	0	0	0	0	52.500
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	52.500	0	0	0	0	0	52.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**143.533.793**	**0**	**0**	**0**	**0**	**0**	**143.533.793**
402	01	00	00	Productos alimenticios y agropecuarios	23.315.600	0	0	0	0	0	23.315.600
402	01	01	00	Alimentos y bebidas para personas	23.096.764	0	0	0	0	0	23.096.764
402	01	02	00	Alimentos para animales	72.729	0	0	0	0	0	72.729
402	01	03	00	Productos agrícolas y pecuarios	146.107	0	0	0	0	0	146.107
402	02	00	00	Productos de minas, canteras y yacimientos	169.050	0	0	0	0	0	169.050
402	02	02	00	Petróleo crudo y gas natural	82.425	0	0	0	0	0	82.425
402	02	05	00	Piedra, arcilla, arena y tierra	86.625	0	0	0	0	0	86.625
402	03	00	00	Textiles y vestuarios	4.569.253	0	0	0	0	0	4.569.253
402	03	01	00	Textiles	1.288.317	0	0	0	0	0	1.288.317
402	03	02	00	Prendas de vestir	3.200.812	0	0	0	0	0	3.200.812

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	03	00	Calzados	73.404	0	0	0	0	0	73.404
402	03	99	00	Otros productos textiles y vestuarios	6.720	0	0	0	0	0	6.720
402	04	00	00	Productos de cuero y caucho	3.950.645	0	0	0	0	0	3.950.645
402	04	02	00	Productos de cuero y sucedáneos del cuero	121.186	0	0	0	0	0	121.186
402	04	03	00	Cauchos y tripas para vehículos	3.829.459	0	0	0	0	0	3.829.459
402	05	00	00	Productos de papel, cartón e impresos	29.891.115	0	0	0	0	0	29.891.115
402	05	01	00	Pulpa de madera, papel y cartón	4.641.333	0	0	0	0	0	4.641.333
402	05	02	00	Envases y cajas de papel y cartón	386.065	0	0	0	0	0	386.065
402	05	03	00	Productos de papel y cartón para oficina	21.399.531	0	0	0	0	0	21.399.531
402	05	04	00	Libros, revistas y periódicos	370.179	0	0	0	0	0	370.179
402	05	05	00	Material de enseñanza	50.000	0	0	0	0	0	50.000
402	05	06	00	Productos de papel y cartón para computación	915.520	0	0	0	0	0	915.520
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.128.487	0	0	0	0	0	2.128.487
402	06	00	00	Productos químicos y derivados	17.161.121	0	0	0	0	0	17.161.121
402	06	01	00	Sustancias químicas y de uso industrial	221.419	0	0	0	0	0	221.419
402	06	02	00	Abonos, plaguicidas y otros	444.491	0	0	0	0	0	444.491
402	06	03	00	Tintas, pinturas y colorantes	5.240.582	0	0	0	0	0	5.240.582
402	06	04	00	Productos farmacéuticos y medicamentos	2.318.802	0	0	0	0	0	2.318.802
402	06	05	00	Productos de tocador	565.676	0	0	0	0	0	565.676
402	06	06	00	Combustibles y lubricantes	1.577.130	0	0	0	0	0	1.577.130
402	06	07	00	Productos diversos derivados del petróleo y del carbón	366.215	0	0	0	0	0	366.215
402	06	08	00	Productos plásticos	6.426.806	0	0	0	0	0	6.426.806
402	07	00	00	Productos minerales no metálicos	943.285	0	0	0	0	0	943.285
402	07	01	00	Productos de barro, loza y porcelana	9.422	0	0	0	0	0	9.422
402	07	02	00	Vidrios y productos de vidrio	165.174	0	0	0	0	0	165.174
402	07	03	00	Productos de arcilla para construcción	386.838	0	0	0	0	0	386.838
402	07	04	00	Cemento, cal y yeso	381.851	0	0	0	0	0	381.851
402	08	00	00	Productos metálicos	12.243.488	0	0	0	0	0	12.243.488
402	08	01	00	Productos primarios de hierro y acero	439.126	0	0	0	0	0	439.126
402	08	02	00	Productos de metales no ferrosos	327.349	0	0	0	0	0	327.349
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.981.901	0	0	0	0	0	2.981.901

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	04	00	Productos metálicos estructurales	186.227	0	0	0	0	0	186.227
402	08	05	00	Materiales de orden público, seguridad y defensa	732.553	0	0	0	0	0	732.553
402	08	07	00	Material de señalamiento	515.150	0	0	0	0	0	515.150
402	08	08	00	Material de educación	4.500	0	0	0	0	0	4.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.412.069	0	0	0	0	0	3.412.069
402	08	10	00	Repuestos y accesorios para otros equipos	3.345.578	0	0	0	0	0	3.345.578
402	08	99	00	Otros productos metálicos	299.035	0	0	0	0	0	299.035
402	09	00	00	Productos de madera	594.074	0	0	0	0	0	594.074
402	09	01	00	Productos primarios de madera	235.094	0	0	0	0	0	235.094
402	09	02	00	Muebles y accesorios de madera para edificaciones	344.932	0	0	0	0	0	344.932
402	09	99	00	Otros productos de madera	14.048	0	0	0	0	0	14.048
402	10	00	00	Productos varios y útiles diversos	50.327.696	0	0	0	0	0	50.327.696
402	10	01	00	Artículos de deporte, recreación y juguetes	720.179	0	0	0	0	0	720.179
402	10	02	00	Materiales y útiles de limpieza y aseo	2.904.848	0	0	0	0	0	2.904.848
402	10	03	00	Utensilios de cocina y comedor	1.270.604	0	0	0	0	0	1.270.604
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.666.282	0	0	0	0	0	1.666.282
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.522.771	0	0	0	0	0	5.522.771
402	10	06	00	Condecoraciones, ofrendas y similares	2.481.833	0	0	0	0	0	2.481.833
402	10	07	00	Productos de seguridad en el trabajo	1.084.238	0	0	0	0	0	1.084.238
402	10	08	00	Materiales para equipos de computación	24.409.656	0	0	0	0	0	24.409.656
402	10	09	00	Especies timbradas y valores	30.582	0	0	0	0	0	30.582
402	10	11	00	Materiales eléctricos	6.025.817	0	0	0	0	0	6.025.817
402	10	12	00	Materiales para instalaciones sanitarias	1.616.233	0	0	0	0	0	1.616.233
402	10	13	00	Materiales fotográficos	292.527	0	0	0	0	0	292.527
402	10	99	00	Otros productos y útiles diversos	2.302.126	0	0	0	0	0	2.302.126
402	99	00	00	Otros materiales y suministros	368.466	0	0	0	0	0	368.466
402	99	01	00	Otros materiales y suministros	368.466	0	0	0	0	0	368.466
403	**00**	**00**	**00**	**Servicios no personales**	**416.958.215**	**0**	**0**	**0**	**0**	**0**	**416.958.215**
403	01	00	00	Alquileres de inmuebles	20.326.487	0	0	0	0	0	20.326.487
403	01	01	00	Alquileres de edificios y locales	20.297.667	0	0	0	0	0	20.297.667
403	01	02	00	Alquileres de instalaciones culturales y recreativas	28.820	0	0	0	0	0	28.820

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	00	00	Alquileres de maquinaria y equipos	1.479.243	0	0	0	0	0	1.479.243
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	117.000	0	0	0	0	0	117.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	478.447	0	0	0	0	0	478.447
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	105.840	0	0	0	0	0	105.840
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	16.879	0	0	0	0	0	16.879
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	719.600	0	0	0	0	0	719.600
403	02	99	00	Alquileres de otras maquinaria y equipos	41.477	0	0	0	0	0	41.477
403	04	00	00	Servicios básicos	45.515.231	0	0	0	0	0	45.515.231
403	04	01	00	Electricidad	7.916.011	0	0	0	0	0	7.916.011
403	04	03	00	Agua	4.969.200	0	0	0	0	0	4.969.200
403	04	04	00	Teléfonos	17.397.252	0	0	0	0	0	17.397.252
403	04	05	00	Servicio de comunicaciones	4.881.885	0	0	0	0	0	4.881.885
403	04	06	00	Servicio de aseo urbano y domiciliario	725.289	0	0	0	0	0	725.289
403	04	07	00	Servicio de condominio	9.625.594	0	0	0	0	0	9.625.594
403	06	00	00	Servicios de transporte y almacenaje	2.154.435	0	0	0	0	0	2.154.435
403	06	01	00	Fletes y embalajes	85.223	0	0	0	0	0	85.223
403	06	03	00	Estacionamiento	588.380	0	0	0	0	0	588.380
403	06	04	00	Peaje	998	0	0	0	0	0	998
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.479.834	0	0	0	0	0	1.479.834
403	07	00	00	Servicios de información, impresión y relaciones públicas	18.361.504	0	0	0	0	0	18.361.504
403	07	01	00	Publicidad y propaganda	197.077	0	0	0	0	0	197.077
403	07	02	00	Imprenta y reproducción	8.032.729	0	0	0	0	0	8.032.729
403	07	03	00	Relaciones sociales	7.689.979	0	0	0	0	0	7.689.979
403	07	04	00	Avisos	2.441.719	0	0	0	0	0	2.441.719
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.549.922	0	0	0	0	0	11.549.922
403	08	01	00	Primas y gastos de seguros	10.928.475	0	0	0	0	0	10.928.475
403	08	02	00	Comisiones y gastos bancarios	621.447	0	0	0	0	0	621.447
403	09	00	00	Viáticos y pasajes	45.440.348	0	0	0	0	0	45.440.348
403	09	01	00	Viáticos y pasajes dentro del país	40.404.962	0	0	0	0	0	40.404.962
403	09	02	00	Viáticos y pasajes fuera del país	5.035.386	0	0	0	0	0	5.035.386
403	10	00	00	Servicios profesionales y técnicos	27.681.342	0	0	0	0	0	27.681.342

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	03	00	Servicios de procesamiento de datos	13.034.544	0	0	0	0	0	13.034.544
403	10	04	00	Servicios de ingeniería y arquitectónicos	884.020	0	0	0	0	0	884.020
403	10	07	00	Servicios de capacitación y adiestramiento	2.446.774	0	0	0	0	0	2.446.774
403	10	09	00	Servicios de lavandería y tintorería	59.427	0	0	0	0	0	59.427
403	10	11	00	Servicios para la elaboración y suministro de comida	6.156.181	0	0	0	0	0	6.156.181
403	10	99	00	Otros servicios profesionales y técnicos	5.100.396	0	0	0	0	0	5.100.396
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	45.148.390	0	0	0	0	0	45.148.390
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	16.908.363	0	0	0	0	0	16.908.363
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	652.780	0	0	0	0	0	652.780
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	67.241	0	0	0	0	0	67.241
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	5.086	0	0	0	0	0	5.086
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	293.892	0	0	0	0	0	293.892
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	25.691.774	0	0	0	0	0	25.691.774
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.529.254	0	0	0	0	0	1.529.254
403	12	00	00	Conservación y reparaciones menores de obras	91.675.331	0	0	0	0	0	91.675.331
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	91.662.356	0	0	0	0	0	91.662.356
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	12.975	0	0	0	0	0	12.975
403	15	00	00	Servicios fiscales	227.328	0	0	0	0	0	227.328
403	15	02	00	Tasas y otros derechos obligatorios	227.328	0	0	0	0	0	227.328
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.923.372	0	0	0	0	0	2.923.372
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.923.372	0	0	0	0	0	2.923.372
403	18	00	00	Impuestos indirectos	84.615.959	0	0	0	0	0	84.615.959
403	18	01	00	Impuesto al valor agregado	84.615.959	0	0	0	0	0	84.615.959
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	17.967.594	0	0	0	0	0	17.967.594
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	17.967.594	0	0	0	0	0	17.967.594
403	99	00	00	Otros servicios no personales	1.891.729	0	0	0	0	0	1.891.729
403	99	01	00	Otros servicios no personales	1.891.729	0	0	0	0	0	1.891.729
404	**00**	**00**	**00**	**Activos reales**	**232.396.205**	**0**	**0**	**0**	**0**	**0**	**232.396.205**
404	01	00	00	Repuestos y reparaciones mayores	1.834.671	0	0	0	0	0	1.834.671
404	01	01	00	Repuestos mayores	1.215.517	0	0	0	0	0	1.215.517

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	100.000	0	0	0	0	0	100.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	46.263	0	0	0	0	0	46.263
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	16.621	0	0	0	0	0	16.621
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.052.633	0	0	0	0	0	1.052.633
404	01	02	00	Reparaciones mayores de maquinaria y equipos	619.154	0	0	0	0	0	619.154
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	388.184	0	0	0	0	0	388.184
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	230.970	0	0	0	0	0	230.970
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	71.597.476	0	0	0	0	0	71.597.476
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	71.597.476	0	0	0	0	0	71.597.476
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	8.224.209	0	0	0	0	0	8.224.209
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	532.802	0	0	0	0	0	532.802
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	70.037	0	0	0	0	0	70.037
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	6.459.483	0	0	0	0	0	6.459.483
404	03	05	00	Maquinaria y equipos industriales y de taller	698.852	0	0	0	0	0	698.852
404	03	06	00	Maquinaria y equipos de energía	420.394	0	0	0	0	0	420.394
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	42.641	0	0	0	0	0	42.641
404	04	00	00	Equipos de transporte, tracción y elevación	51.936.169	0	0	0	0	0	51.936.169
404	04	01	00	Vehículos automotores terrestres	51.710.739	0	0	0	0	0	51.710.739
404	04	05	00	Vehículos de tracción no motorizados	225.430	0	0	0	0	0	225.430
404	05	00	00	Equipos de comunicaciones y de señalamiento	13.624.098	0	0	0	0	0	13.624.098
404	05	01	00	Equipos de telecomunicaciones	13.622.082	0	0	0	0	0	13.622.082
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	2.016	0	0	0	0	0	2.016
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	473.042	0	0	0	0	0	473.042
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	473.042	0	0	0	0	0	473.042
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.429.030	0	0	0	0	0	2.429.030
404	07	01	00	Equipos científicos y de laboratorio	1.148	0	0	0	0	0	1.148
404	07	02	00	Equipos de enseñanza, deporte y recreación	977.035	0	0	0	0	0	977.035
404	07	03	00	Obras de arte	790.306	0	0	0	0	0	790.306
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	637.374	0	0	0	0	0	637.374
404	07	06	00	Instrumentos musicales y equipos de audio	23.167	0	0	0	0	0	23.167
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.783.567	0	0	0	0	0	1.783.567

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	953.108	0	0	0	0	0	953.108
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	830.459	0	0	0	0	0	830.459
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	79.824.895	0	0	0	0	0	79.824.895
404	09	01	00	Mobiliario y equipos de oficina	26.387.634	0	0	0	0	0	26.387.634
404	09	02	00	Equipos de computación	46.880.409	0	0	0	0	0	46.880.409
404	09	03	00	Mobiliario y equipos de alojamiento	4.813.764	0	0	0	0	0	4.813.764
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.743.088	0	0	0	0	0	1.743.088
404	12	00	00	Activos intangibles	669.048	0	0	0	0	0	669.048
404	12	04	00	Paquetes y programas de computación	669.048	0	0	0	0	0	669.048
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.466.442.472**	**0**	**0**	**0**	**0**	**0**	**1.466.442.472**
407	01	00	00	Transferencias y donaciones corrientes internas	1.466.442.472	0	0	0	0	0	1.466.442.472
407	01	01	00	Transferencias corrientes internas al sector privado	1.418.899.851	0	0	0	0	0	1.418.899.851
407	01	01	01	Pensiones del personal empleado, obrero y militar	110.306.067	0	0	0	0	0	110.306.067
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	709.629.414	0	0	0	0	0	709.629.414
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	58.918.422	0	0	0	0	0	58.918.422
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	5.995.038	0	0	0	0	0	5.995.038
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	11.421.156	0	0	0	0	0	11.421.156
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	8.753.561	0	0	0	0	0	8.753.561
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	212.074.982	0	0	0	0	0	212.074.982
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	44.070.205	0	0	0	0	0	44.070.205
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	197.996.784	0	0	0	0	0	197.996.784
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	59.734.222	0	0	0	0	0	59.734.222
407	01	02	00	Donaciones corrientes internas al sector privado	7.662.678	0	0	0	0	0	7.662.678
407	01	02	01	Donaciones corrientes a personas	7.662.678	0	0	0	0	0	7.662.678
407	01	03	00	Transferencias corrientes internas al sector público	2.138.000	0	0	0	0	0	2.138.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.138.000	0	0	0	0	0	2.138.000
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	7.300.946	0	0	0	0	0	7.300.946
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	4.867.297	0	0	0	0	0	4.867.297
407	01	05	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	2.433.649	0	0	0	0	0	2.433.649
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de	30.440.997	0	0	0	0	0	30.440.997

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				elección popular, del personal de alto nivel y de dirección							
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	18.449.086	0	0	0	0	0	18.449.086
407	01	06	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	9.224.543	0	0	0	0	0	9.224.543
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	2.767.368	0	0	0	0	0	2.767.368
411	**00**	**00**	**00**	**Disminución de pasivos**	**91.226.170**	**0**	**0**	**0**	**0**	**0**	**91.226.170**
411	11	00	00	Obligaciones de ejercicios anteriores	91.226.170	0	0	0	0	0	91.226.170
411	11	04	00	Compromisos pendientes de ejercicios anteriores	91.226.170	0	0	0	0	0	91.226.170
				Totales	**8.154.492.961**	**0**	**0**	**0**	**0**	**0**	**8.154.492.961**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**941.033.621**	**0**	**0**	**0**	**0**	**0**	**941.033.621**
401	01	00	00	Sueldos, salarios y otras retribuciones	208.706.021	0	0	0	0	0	208.706.021
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	165.247.719	0	0	0	0	0	165.247.719
401	01	03	00	Suplencias a empleados	3.344.045	0	0	0	0	0	3.344.045
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	21.164.603	0	0	0	0	0	21.164.603
401	01	13	00	Suplencias a obreros	1.516.284	0	0	0	0	0	1.516.284
401	01	18	00	Remuneraciones al personal contratado	7.993.898	0	0	0	0	0	7.993.898
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	9.434.972	0	0	0	0	0	9.434.972
401	01	99	00	Otras retribuciones	4.500	0	0	0	0	0	4.500
401	03	00	00	Primas	51.393.263	0	0	0	0	0	51.393.263
401	03	02	00	Primas de transporte a empleados	373.428	0	0	0	0	0	373.428
401	03	08	00	Primas de profesionalización a empleados	18.297.898	0	0	0	0	0	18.297.898
401	03	09	00	Primas por antigüedad a empleados	29.033.428	0	0	0	0	0	29.033.428
401	03	21	00	Primas por antigüedad a obreros	3.052.521	0	0	0	0	0	3.052.521
401	03	22	00	Primas de profesionalización a obreros	423.788	0	0	0	0	0	423.788
401	03	40	00	Primas de profesionalización al personal contratado	212.200	0	0	0	0	0	212.200
401	04	00	00	Complementos de sueldos y salarios	165.499.636	0	0	0	0	0	165.499.636
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.578.000	0	0	0	0	0	1.578.000
401	04	03	00	Complemento a empleados por gastos de alimentación	503.268	0	0	0	0	0	503.268
401	04	06	00	Complemento a empleados por comisión de servicios	633.452	0	0	0	0	0	633.452
401	04	08	00	Bono compensatorio de alimentación a empleados	19.209.600	0	0	0	0	0	19.209.600
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.302.912	0	0	0	0	0	1.302.912
401	04	16	00	Complemento a obreros por gastos de alimentación	169.229	0	0	0	0	0	169.229
401	04	18	00	Bono compensatorio de alimentación a obreros	5.026.512	0	0	0	0	0	5.026.512
401	04	25	00	Complemento al personal contratado por gastos de alimentación	1.844	0	0	0	0	0	1.844
401	04	26	00	Bono compensatorio de alimentación al personal contratado	432.216	0	0	0	0	0	432.216
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	3.840.000	0	0	0	0	0	3.840.000
401	04	96	00	Otros complementos a empleados	89.190.993	0	0	0	0	0	89.190.993

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	97	00	Otros complementos a obreros	40.221.025	0	0	0	0	0	40.221.025
401	04	98	00	Otros complementos al personal contratado	2.044.725	0	0	0	0	0	2.044.725
401	04	99	00	Otros complementos al personal militar	1.345.860	0	0	0	0	0	1.345.860
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	335.752.175	0	0	0	0	0	335.752.175
401	05	01	00	Aguinaldos a empleados	175.258.735	0	0	0	0	0	175.258.735
401	05	03	00	Bono vacacional a empleados	127.849.745	0	0	0	0	0	127.849.745
401	05	04	00	Aguinaldos a obreros	14.681.263	0	0	0	0	0	14.681.263
401	05	06	00	Bono vacacional a obreros	8.511.697	0	0	0	0	0	8.511.697
401	05	07	00	Aguinaldos al personal contratado	3.876.303	0	0	0	0	0	3.876.303
401	05	08	00	Bono vacacional al personal contratado	2.167.359	0	0	0	0	0	2.167.359
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	2.358.743	0	0	0	0	0	2.358.743
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	1.048.330	0	0	0	0	0	1.048.330
401	06	00	00	Aportes patronales y legales	22.106.204	0	0	0	0	0	22.106.204
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.665.056	0	0	0	0	0	8.665.056
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.871.754	0	0	0	0	0	2.871.754
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	7.003.564	0	0	0	0	0	7.003.564
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.494.397	0	0	0	0	0	1.494.397
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	311.482	0	0	0	0	0	311.482
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	855.451	0	0	0	0	0	855.451
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	55.801	0	0	0	0	0	55.801
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	108.860	0	0	0	0	0	108.860
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	51.031	0	0	0	0	0	51.031
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	256.841	0	0	0	0	0	256.841
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	11.340	0	0	0	0	0	11.340
401	06	95	00	Otros aportes legales por personal contratado	420.627	0	0	0	0	0	420.627
401	07	00	00	Asistencia socio-económica	127.913.155	0	0	0	0	0	127.913.155
401	07	01	00	Capacitación y adiestramiento a empleados	141.600	0	0	0	0	0	141.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	02	00	Becas a empleados	3.900.000	0	0	0	0	0	3.900.000
401	07	03	00	Ayudas por matrimonio a empleados	32.209	0	0	0	0	0	32.209
401	07	04	00	Ayudas por nacimiento de hijos a empleados	32.209	0	0	0	0	0	32.209
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	35.124.047	0	0	0	0	0	35.124.047
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	54.201.339	0	0	0	0	0	54.201.339
401	07	10	00	Dotación de uniformes a empleados	7.160.654	0	0	0	0	0	7.160.654
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	121.378	0	0	0	0	0	121.378
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.371.240	0	0	0	0	0	1.371.240
401	07	18	00	Becas a obreros	420.000	0	0	0	0	0	420.000
401	07	19	00	Ayudas por matrimonio de obreros	25.236	0	0	0	0	0	25.236
401	07	20	00	Ayudas por nacimiento de hijos de obreros	25.236	0	0	0	0	0	25.236
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	4.421.477	0	0	0	0	0	4.421.477
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	11.818.333	0	0	0	0	0	11.818.333
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	552.000	0	0	0	0	0	552.000
401	07	26	00	Dotación de uniformes a obreros	2.381.356	0	0	0	0	0	2.381.356
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	121.378	0	0	0	0	0	121.378
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	402.480	0	0	0	0	0	402.480
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	5.660.983	0	0	0	0	0	5.660.983
401	08	00	00	Prestaciones sociales e indemnizaciones	29.610.667	0	0	0	0	0	29.610.667
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	22.530.443	0	0	0	0	0	22.530.443
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.498.080	0	0	0	0	0	2.498.080
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	383.625	0	0	0	0	0	383.625
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	4.198.519	0	0	0	0	0	4.198.519
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	52.500	0	0	0	0	0	52.500
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	52.500	0	0	0	0	0	52.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**35.818.769**	**0**	**0**	**0**	**0**	**0**	**35.818.769**
402	01	00	00	Productos alimenticios y agropecuarios	16.023.787	0	0	0	0	0	16.023.787
402	01	01	00	Alimentos y bebidas para personas	15.923.787	0	0	0	0	0	15.923.787

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	03	00	Productos agrícolas y pecuarios	100.000	0	0	0	0	0	100.000
402	03	00	00	Textiles y vestuarios	1.911.683	0	0	0	0	0	1.911.683
402	03	01	00	Textiles	261.468	0	0	0	0	0	261.468
402	03	02	00	Prendas de vestir	1.638.495	0	0	0	0	0	1.638.495
402	03	03	00	Calzados	5.000	0	0	0	0	0	5.000
402	03	99	00	Otros productos textiles y vestuarios	6.720	0	0	0	0	0	6.720
402	04	00	00	Productos de cuero y caucho	5.000	0	0	0	0	0	5.000
402	04	03	00	Cauchos y tripas para vehículos	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	3.902.473	0	0	0	0	0	3.902.473
402	05	01	00	Pulpa de madera, papel y cartón	1.274.352	0	0	0	0	0	1.274.352
402	05	02	00	Envases y cajas de papel y cartón	133.517	0	0	0	0	0	133.517
402	05	03	00	Productos de papel y cartón para oficina	1.540.271	0	0	0	0	0	1.540.271
402	05	04	00	Libros, revistas y periódicos	131.800	0	0	0	0	0	131.800
402	05	06	00	Productos de papel y cartón para computación	100.000	0	0	0	0	0	100.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	722.533	0	0	0	0	0	722.533
402	06	00	00	Productos químicos y derivados	2.589.776	0	0	0	0	0	2.589.776
402	06	02	00	Abonos, plaguicidas y otros	300.000	0	0	0	0	0	300.000
402	06	03	00	Tintas, pinturas y colorantes	500.000	0	0	0	0	0	500.000
402	06	04	00	Productos farmacéuticos y medicamentos	416.700	0	0	0	0	0	416.700
402	06	05	00	Productos de tocador	20.000	0	0	0	0	0	20.000
402	06	06	00	Combustibles y lubricantes	8.855	0	0	0	0	0	8.855
402	06	08	00	Productos plásticos	1.344.221	0	0	0	0	0	1.344.221
402	07	00	00	Productos minerales no metálicos	20.000	0	0	0	0	0	20.000
402	07	01	00	Productos de barro, loza y porcelana	5.000	0	0	0	0	0	5.000
402	07	02	00	Vidrios y productos de vidrio	15.000	0	0	0	0	0	15.000
402	08	00	00	Productos metálicos	1.354.346	0	0	0	0	0	1.354.346
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	467.946	0	0	0	0	0	467.946
402	08	05	00	Materiales de orden público, seguridad y defensa	306.430	0	0	0	0	0	306.430
402	08	08	00	Material de educación	4.500	0	0	0	0	0	4.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.000	0	0	0	0	0	5.000
402	08	10	00	Repuestos y accesorios para otros equipos	570.470	0	0	0	0	0	570.470
402	10	00	00	Productos varios y útiles diversos	10.006.704	0	0	0	0	0	10.006.704
402	10	01	00	Artículos de deporte, recreación y juguetes	279.077	0	0	0	0	0	279.077
402	10	02	00	Materiales y útiles de limpieza y aseo	600.500	0	0	0	0	0	600.500
402	10	03	00	Utensilios de cocina y comedor	600.000	0	0	0	0	0	600.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	341.102	0	0	0	0	0	341.102
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	932.000	0	0	0	0	0	932.000
402	10	06	00	Condecoraciones, ofrendas y similares	2.171.265	0	0	0	0	0	2.171.265
402	10	07	00	Productos de seguridad en el trabajo	402.528	0	0	0	0	0	402.528
402	10	08	00	Materiales para equipos de computación	2.596.000	0	0	0	0	0	2.596.000
402	10	09	00	Especies timbradas y valores	29.560	0	0	0	0	0	29.560
402	10	11	00	Materiales eléctricos	703.000	0	0	0	0	0	703.000
402	10	12	00	Materiales para instalaciones sanitarias	300.000	0	0	0	0	0	300.000
402	10	13	00	Materiales fotográficos	85.326	0	0	0	0	0	85.326
402	10	99	00	Otros productos y útiles diversos	966.346	0	0	0	0	0	966.346
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**36.853.304**	**0**	**0**	**0**	**0**	**0**	**36.853.304**
403	02	00	00	Alquileres de maquinaria y equipos	157.225	0	0	0	0	0	157.225
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	157.225	0	0	0	0	0	157.225
403	06	00	00	Servicios de transporte y almacenaje	30.552	0	0	0	0	0	30.552
403	06	01	00	Fletes y embalajes	5.000	0	0	0	0	0	5.000
403	06	03	00	Estacionamiento	5.000	0	0	0	0	0	5.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	20.552	0	0	0	0	0	20.552
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.073.736	0	0	0	0	0	9.073.736
403	07	01	00	Publicidad y propaganda	150.000	0	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	2.722.772	0	0	0	0	0	2.722.772
403	07	03	00	Relaciones sociales	5.411.286	0	0	0	0	0	5.411.286

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	789.678	0	0	0	0	0	789.678
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	35.160	0	0	0	0	0	35.160
403	08	01	00	Primas y gastos de seguros	23.160	0	0	0	0	0	23.160
403	08	02	00	Comisiones y gastos bancarios	12.000	0	0	0	0	0	12.000
403	09	00	00	Viáticos y pasajes	9.936.296	0	0	0	0	0	9.936.296
403	09	01	00	Viáticos y pasajes dentro del país	5.650.176	0	0	0	0	0	5.650.176
403	09	02	00	Viáticos y pasajes fuera del país	4.286.120	0	0	0	0	0	4.286.120
403	10	00	00	Servicios profesionales y técnicos	7.799.237	0	0	0	0	0	7.799.237
403	10	03	00	Servicios de procesamiento de datos	5.000	0	0	0	0	0	5.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	5.000	0	0	0	0	0	5.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.116.320	0	0	0	0	0	1.116.320
403	10	09	00	Servicios de lavandería y tintorería	5.000	0	0	0	0	0	5.000
403	10	11	00	Servicios para la elaboración y suministro de comida	6.156.181	0	0	0	0	0	6.156.181
403	10	99	00	Otros servicios profesionales y técnicos	511.736	0	0	0	0	0	511.736
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.620	0	0	0	0	0	14.620
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.360	0	0	0	0	0	8.360
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	1.260	0	0	0	0	0	1.260
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	15	00	00	Servicios fiscales	175.000	0	0	0	0	0	175.000
403	15	02	00	Tasas y otros derechos obligatorios	175.000	0	0	0	0	0	175.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.863.372	0	0	0	0	0	2.863.372
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.863.372	0	0	0	0	0	2.863.372
403	18	00	00	Impuestos indirectos	6.173.812	0	0	0	0	0	6.173.812
403	18	01	00	Impuesto al valor agregado	6.173.812	0	0	0	0	0	6.173.812
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	589.294	0	0	0	0	0	589.294
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	589.294	0	0	0	0	0	589.294
403	99	00	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
403	99	01	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**3.345.642**	**0**	**0**	**0**	**0**	**0**	**3.345.642**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	60.000	0	0	0	0	0	60.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	20.000	0	0	0	0	0	20.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	40.000	0	0	0	0	0	40.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	838.531	0	0	0	0	0	838.531
404	05	01	00	Equipos de telecomunicaciones	836.515	0	0	0	0	0	836.515
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	2.016	0	0	0	0	0	2.016
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	31.720	0	0	0	0	0	31.720
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	31.720	0	0	0	0	0	31.720
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	544.390	0	0	0	0	0	544.390
404	07	02	00	Equipos de enseñanza, deporte y recreación	125.390	0	0	0	0	0	125.390
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	419.000	0	0	0	0	0	419.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	958.409	0	0	0	0	0	958.409
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	127.950	0	0	0	0	0	127.950
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	830.459	0	0	0	0	0	830.459
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	912.592	0	0	0	0	0	912.592
404	09	01	00	Mobiliario y equipos de oficina	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	243.095	0	0	0	0	0	243.095
404	09	03	00	Mobiliario y equipos de alojamiento	93.400	0	0	0	0	0	93.400
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	556.097	0	0	0	0	0	556.097
407	**00**	**00**	**00**	**Transferencias y donaciones**	**175.886.453**	**0**	**0**	**0**	**0**	**0**	**175.886.453**
407	01	00	00	Transferencias y donaciones corrientes internas	175.886.453	0	0	0	0	0	175.886.453
407	01	01	00	Transferencias corrientes internas al sector privado	136.481.832	0	0	0	0	0	136.481.832
407	01	01	01	Pensiones del personal empleado, obrero y militar	2.638.260	0	0	0	0	0	2.638.260
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	51.595.404	0	0	0	0	0	51.595.404
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.109.130	0	0	0	0	0	1.109.130
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.182.488	0	0	0	0	0	1.182.488
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	3.314.501	0	0	0	0	0	3.314.501

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	22.701.282	0	0	0	0	0	22.701.282
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	7.739.316	0	0	0	0	0	7.739.316
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	12.458.351	0	0	0	0	0	12.458.351
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	33.743.100	0	0	0	0	0	33.743.100
407	01	02	00	Donaciones corrientes internas al sector privado	1.662.678	0	0	0	0	0	1.662.678
407	01	02	01	Donaciones corrientes a personas	1.662.678	0	0	0	0	0	1.662.678
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	7.300.946	0	0	0	0	0	7.300.946
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	4.867.297	0	0	0	0	0	4.867.297
407	01	05	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	2.433.649	0	0	0	0	0	2.433.649
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	30.440.997	0	0	0	0	0	30.440.997
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	18.449.086	0	0	0	0	0	18.449.086
407	01	06	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	9.224.543	0	0	0	0	0	9.224.543
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	2.767.368	0	0	0	0	0	2.767.368
411	**00**	**00**	**00**	**Disminución de pasivos**	**11.403.258**	**0**	**0**	**0**	**0**	**0**	**11.403.258**
411	11	00	00	Obligaciones de ejercicios anteriores	11.403.258	0	0	0	0	0	11.403.258
411	11	04	00	Compromisos pendientes de ejercicios anteriores	11.403.258	0	0	0	0	0	11.403.258
				Totales	**1.204.341.047**	**0**	**0**	**0**	**0**	**0**	**1.204.341.047**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210046001 FORTALECIMIENTO DEL RECURSO HUMANO

UNIDAD DE MEDIDA: PROCESO **META:** 86

RESPONSABLE/EJECUTOR: GERENCIAS DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**838.477.891**	**0**	**0**	**0**	**0**	**0**	**838.477.891**
401	01	00	00	Sueldos, salarios y otras retribuciones	208.706.021	0	0	0	0	0	208.706.021
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	165.247.719	0	0	0	0	0	165.247.719
401	01	03	00	Suplencias a empleados	3.344.045	0	0	0	0	0	3.344.045
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	21.164.603	0	0	0	0	0	21.164.603
401	01	13	00	Suplencias a obreros	1.516.284	0	0	0	0	0	1.516.284
401	01	18	00	Remuneraciones al personal contratado	7.993.898	0	0	0	0	0	7.993.898
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	9.434.972	0	0	0	0	0	9.434.972
401	01	99	00	Otras retribuciones	4.500	0	0	0	0	0	4.500
401	03	00	00	Primas	51.393.263	0	0	0	0	0	51.393.263
401	03	02	00	Primas de transporte a empleados	373.428	0	0	0	0	0	373.428
401	03	08	00	Primas de profesionalización a empleados	18.297.898	0	0	0	0	0	18.297.898
401	03	09	00	Primas por antigüedad a empleados	29.033.428	0	0	0	0	0	29.033.428
401	03	21	00	Primas por antigüedad a obreros	3.052.521	0	0	0	0	0	3.052.521
401	03	22	00	Primas de profesionalización a obreros	423.788	0	0	0	0	0	423.788
401	03	40	00	Primas de profesionalización al personal contratado	212.200	0	0	0	0	0	212.200
401	04	00	00	Complementos de sueldos y salarios	140.831.308	0	0	0	0	0	140.831.308
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.578.000	0	0	0	0	0	1.578.000
401	04	03	00	Complemento a empleados por gastos de alimentación	503.268	0	0	0	0	0	503.268
401	04	06	00	Complemento a empleados por comisión de servicios	633.452	0	0	0	0	0	633.452
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.302.912	0	0	0	0	0	1.302.912
401	04	16	00	Complemento a obreros por gastos de alimentación	169.229	0	0	0	0	0	169.229
401	04	25	00	Complemento al personal contratado por gastos de alimentación	1.844	0	0	0	0	0	1.844
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	3.840.000	0	0	0	0	0	3.840.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210046001 FORTALECIMIENTO DEL RECURSO HUMANO

UNIDAD DE MEDIDA: PROCESO **META:** 86

RESPONSABLE/EJECUTOR: GERENCIAS DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	96	00	Otros complementos a empleados	89.190.993	0	0	0	0	0	89.190.993
401	04	97	00	Otros complementos a obreros	40.221.025	0	0	0	0	0	40.221.025
401	04	98	00	Otros complementos al personal contratado	2.044.725	0	0	0	0	0	2.044.725
401	04	99	00	Otros complementos al personal militar	1.345.860	0	0	0	0	0	1.345.860
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	335.752.175	0	0	0	0	0	335.752.175
401	05	01	00	Aguinaldos a empleados	175.258.735	0	0	0	0	0	175.258.735
401	05	03	00	Bono vacacional a empleados	127.849.745	0	0	0	0	0	127.849.745
401	05	04	00	Aguinaldos a obreros	14.681.263	0	0	0	0	0	14.681.263
401	05	06	00	Bono vacacional a obreros	8.511.697	0	0	0	0	0	8.511.697
401	05	07	00	Aguinaldos al personal contratado	3.876.303	0	0	0	0	0	3.876.303
401	05	08	00	Bono vacacional al personal contratado	2.167.359	0	0	0	0	0	2.167.359
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	2.358.743	0	0	0	0	0	2.358.743
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	1.048.330	0	0	0	0	0	1.048.330
401	06	00	00	Aportes patronales y legales	22.106.204	0	0	0	0	0	22.106.204
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.665.056	0	0	0	0	0	8.665.056
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.871.754	0	0	0	0	0	2.871.754
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	7.003.564	0	0	0	0	0	7.003.564
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.494.397	0	0	0	0	0	1.494.397
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	311.482	0	0	0	0	0	311.482
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	855.451	0	0	0	0	0	855.451
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	55.801	0	0	0	0	0	55.801
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	108.860	0	0	0	0	0	108.860
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	51.031	0	0	0	0	0	51.031

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210046001 FORTALECIMIENTO DEL RECURSO HUMANO

UNIDAD DE MEDIDA: PROCESO **META:** 86

RESPONSABLE/EJECUTOR: GERENCIAS DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	256.841	0	0	0	0	0	256.841
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	11.340	0	0	0	0	0	11.340
401	06	95	00	Otros aportes legales por personal contratado	420.627	0	0	0	0	0	420.627
401	07	00	00	Asistencia socio-económica	50.025.753	0	0	0	0	0	50.025.753
401	07	01	00	Capacitación y adiestramiento a empleados	141.600	0	0	0	0	0	141.600
401	07	02	00	Becas a empleados	3.900.000	0	0	0	0	0	3.900.000
401	07	03	00	Ayudas por matrimonio a empleados	32.209	0	0	0	0	0	32.209
401	07	04	00	Ayudas por nacimiento de hijos a empleados	32.209	0	0	0	0	0	32.209
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	35.124.047	0	0	0	0	0	35.124.047
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	121.378	0	0	0	0	0	121.378
401	07	18	00	Becas a obreros	420.000	0	0	0	0	0	420.000
401	07	19	00	Ayudas por matrimonio de obreros	25.236	0	0	0	0	0	25.236
401	07	20	00	Ayudas por nacimiento de hijos de obreros	25.236	0	0	0	0	0	25.236
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	4.421.477	0	0	0	0	0	4.421.477
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	121.378	0	0	0	0	0	121.378
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	5.660.983	0	0	0	0	0	5.660.983
401	08	00	00	Prestaciones sociales e indemnizaciones	29.610.667	0	0	0	0	0	29.610.667
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	22.530.443	0	0	0	0	0	22.530.443
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.498.080	0	0	0	0	0	2.498.080
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	383.625	0	0	0	0	0	383.625
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	4.198.519	0	0	0	0	0	4.198.519
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	52.500	0	0	0	0	0	52.500
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	52.500	0	0	0	0	0	52.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210046001 FORTALECIMIENTO DEL RECURSO HUMANO

UNIDAD DE MEDIDA: PROCESO **META:** 86

RESPONSABLE/EJECUTOR: GERENCIAS DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**8.959.176**	**0**	**0**	**0**	**0**	**0**	**8.959.176**
403	09	00	00	Viáticos y pasajes	7.611.840	0	0	0	0	0	7.611.840
403	09	01	00	Viáticos y pasajes dentro del país	5.382.720	0	0	0	0	0	5.382.720
403	09	02	00	Viáticos y pasajes fuera del país	2.229.120	0	0	0	0	0	2.229.120
403	10	00	00	Servicios profesionales y técnicos	1.111.320	0	0	0	0	0	1.111.320
403	10	07	00	Servicios de capacitación y adiestramiento	1.111.320	0	0	0	0	0	1.111.320
403	18	00	00	Impuestos indirectos	193.776	0	0	0	0	0	193.776
403	18	01	00	Impuesto al valor agregado	193.776	0	0	0	0	0	193.776
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	42.240	0	0	0	0	0	42.240
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	42.240	0	0	0	0	0	42.240
407	**00**	**00**	**00**	**Transferencias y donaciones**	**160.582.936**	**0**	**0**	**0**	**0**	**0**	**160.582.936**
407	01	00	00	Transferencias y donaciones corrientes internas	160.582.936	0	0	0	0	0	160.582.936
407	01	01	00	Transferencias corrientes internas al sector privado	122.840.993	0	0	0	0	0	122.840.993
407	01	01	01	Pensiones del personal empleado, obrero y militar	2.638.260	0	0	0	0	0	2.638.260
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	51.595.404	0	0	0	0	0	51.595.404
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.109.130	0	0	0	0	0	1.109.130
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	3.314.501	0	0	0	0	0	3.314.501
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	22.701.282	0	0	0	0	0	22.701.282
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	7.739.316	0	0	0	0	0	7.739.316
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	33.743.100	0	0	0	0	0	33.743.100
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	7.300.946	0	0	0	0	0	7.300.946
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	4.867.297	0	0	0	0	0	4.867.297
407	01	05	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	2.433.649	0	0	0	0	0	2.433.649

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210046001 FORTALECIMIENTO DEL RECURSO HUMANO

UNIDAD DE MEDIDA: PROCESO **META:** 86

RESPONSABLE/EJECUTOR: GERENCIAS DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	30.440.997	0	0	0	0	0	30.440.997
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	18.449.086	0	0	0	0	0	18.449.086
407	01	06	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	9.224.543	0	0	0	0	0	9.224.543
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	2.767.368	0	0	0	0	0	2.767.368
411	**00**	**00**	**00**	**Disminución de pasivos**	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**
411	11	00	00	Obligaciones de ejercicios anteriores	600.000	0	0	0	0	0	600.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	600.000	0	0	0	0	0	600.000
				Totales	**1.008.620.003**	**0**	**0**	**0**	**0**	**0**	**1.008.620.003**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210046002 BIENESTAR DEL TALENTO HUMANO

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.328

RESPONSABLE/EJECUTOR: GERENCIA DE BIENESTAR SOCIAL Y TSJ-FAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**102.555.730**	**0**	**0**	**0**	**0**	**0**	**102.555.730**
401	04	00	00	Complementos de sueldos y salarios	24.668.328	0	0	0	0	0	24.668.328
401	04	08	00	Bono compensatorio de alimentación a empleados	19.209.600	0	0	0	0	0	19.209.600
401	04	18	00	Bono compensatorio de alimentación a obreros	5.026.512	0	0	0	0	0	5.026.512
401	04	26	00	Bono compensatorio de alimentación al personal contratado	432.216	0	0	0	0	0	432.216
401	07	00	00	Asistencia socio-económica	77.887.402	0	0	0	0	0	77.887.402
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	54.201.339	0	0	0	0	0	54.201.339
401	07	10	00	Dotación de uniformes a empleados	7.160.654	0	0	0	0	0	7.160.654
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.371.240	0	0	0	0	0	1.371.240
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	11.818.333	0	0	0	0	0	11.818.333
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	552.000	0	0	0	0	0	552.000
401	07	26	00	Dotación de uniformes a obreros	2.381.356	0	0	0	0	0	2.381.356
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	402.480	0	0	0	0	0	402.480
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**16.616.616**	**0**	**0**	**0**	**0**	**0**	**16.616.616**
402	01	00	00	Productos alimenticios y agropecuarios	14.827.900	0	0	0	0	0	14.827.900
402	01	01	00	Alimentos y bebidas para personas	14.827.900	0	0	0	0	0	14.827.900
402	03	00	00	Textiles y vestuarios	120.750	0	0	0	0	0	120.750
402	03	02	00	Prendas de vestir	120.750	0	0	0	0	0	120.750
402	06	00	00	Productos químicos y derivados	710.000	0	0	0	0	0	710.000
402	06	08	00	Productos plásticos	710.000	0	0	0	0	0	710.000
402	10	00	00	Productos varios y útiles diversos	957.966	0	0	0	0	0	957.966
402	10	01	00	Artículos de deporte, recreación y juguetes	142.216	0	0	0	0	0	142.216
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	25.000	0	0	0	0	0	25.000
402	10	06	00	Condecoraciones, ofrendas y similares	118.750	0	0	0	0	0	118.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210046002 BIENESTAR DEL TALENTO HUMANO

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.328

RESPONSABLE/EJECUTOR: GERENCIA DE BIENESTAR SOCIAL Y TSJ-FAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	672.000	0	0	0	0	0	672.000
403	**00**	**00**	**00**	**Servicios no personales**	**14.700.745**	**0**	**0**	**0**	**0**	**0**	**14.700.745**
403	02	00	00	Alquileres de maquinaria y equipos	157.225	0	0	0	0	0	157.225
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	157.225	0	0	0	0	0	157.225
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.596.400	0	0	0	0	0	3.596.400
403	07	03	00	Relaciones sociales	3.596.400	0	0	0	0	0	3.596.400
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	23.160	0	0	0	0	0	23.160
403	08	01	00	Primas y gastos de seguros	23.160	0	0	0	0	0	23.160
403	10	00	00	Servicios profesionales y técnicos	6.326.221	0	0	0	0	0	6.326.221
403	10	11	00	Servicios para la elaboración y suministro de comida	6.156.181	0	0	0	0	0	6.156.181
403	10	99	00	Otros servicios profesionales y técnicos	170.040	0	0	0	0	0	170.040
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.260	0	0	0	0	0	1.260
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	1.260	0	0	0	0	0	1.260
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.756.725	0	0	0	0	0	1.756.725
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.756.725	0	0	0	0	0	1.756.725
403	18	00	00	Impuestos indirectos	2.292.700	0	0	0	0	0	2.292.700
403	18	01	00	Impuesto al valor agregado	2.292.700	0	0	0	0	0	2.292.700
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	547.054	0	0	0	0	0	547.054
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	547.054	0	0	0	0	0	547.054
404	**00**	**00**	**00**	**Activos reales**	**138.390**	**0**	**0**	**0**	**0**	**0**	**138.390**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	25.000	0	0	0	0	0	25.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	25.000	0	0	0	0	0	25.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	113.390	0	0	0	0	0	113.390
404	07	02	00	Equipos de enseñanza, deporte y recreación	113.390	0	0	0	0	0	113.390

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210046002 BIENESTAR DEL TALENTO HUMANO

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.328

RESPONSABLE/EJECUTOR: GERENCIA DE BIENESTAR SOCIAL Y TSJ-FAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.303.517**	**0**	**0**	**0**	**0**	**0**	**15.303.517**
407	01	00	00	Transferencias y donaciones corrientes internas	15.303.517	0	0	0	0	0	15.303.517
407	01	01	00	Transferencias corrientes internas al sector privado	13.640.839	0	0	0	0	0	13.640.839
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.182.488	0	0	0	0	0	1.182.488
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	12.458.351	0	0	0	0	0	12.458.351
407	01	02	00	Donaciones corrientes internas al sector privado	1.662.678	0	0	0	0	0	1.662.678
407	01	02	01	Donaciones corrientes a personas	1.662.678	0	0	0	0	0	1.662.678
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.603.258**	**0**	**0**	**0**	**0**	**0**	**10.603.258**
411	11	00	00	Obligaciones de ejercicios anteriores	10.603.258	0	0	0	0	0	10.603.258
411	11	04	00	Compromisos pendientes de ejercicios anteriores	10.603.258	0	0	0	0	0	10.603.258
				Totales	**159.918.256**	**0**	**0**	**0**	**0**	**0**	**159.918.256**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210046003 MEJORAMIENTO DE LA FUNCION JUDICIAL

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIAS DE BIENESTAR SOCIAL, FINANZAS, PLANIFICACION; OFICINAS DE INFORMACION Y COMUNICACIONES, RELACIONES PUBLICAS Y PROTOCOLO, ORIENTACION CIUDADANA; BIBLIOTECA CENTRAL; CENTRO DE INFORMACION DOCUMENTAL; CONSULTORIA JURIDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**18.176.906**	**0**	**0**	**0**	**0**	**0**	**18.176.906**
402	01	00	00	Productos alimenticios y agropecuarios	1.195.887	0	0	0	0	0	1.195.887
402	01	01	00	Alimentos y bebidas para personas	1.095.887	0	0	0	0	0	1.095.887
402	01	03	00	Productos agrícolas y pecuarios	100.000	0	0	0	0	0	100.000
402	03	00	00	Textiles y vestuarios	1.725.781	0	0	0	0	0	1.725.781
402	03	01	00	Textiles	203.036	0	0	0	0	0	203.036
402	03	02	00	Prendas de vestir	1.517.745	0	0	0	0	0	1.517.745
402	03	03	00	Calzados	5.000	0	0	0	0	0	5.000
402	04	00	00	Productos de cuero y caucho	5.000	0	0	0	0	0	5.000
402	04	03	00	Cauchos y tripas para vehículos	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	3.897.873	0	0	0	0	0	3.897.873
402	05	01	00	Pulpa de madera, papel y cartón	1.269.752	0	0	0	0	0	1.269.752
402	05	02	00	Envases y cajas de papel y cartón	133.517	0	0	0	0	0	133.517
402	05	03	00	Productos de papel y cartón para oficina	1.540.271	0	0	0	0	0	1.540.271
402	05	04	00	Libros, revistas y periódicos	131.800	0	0	0	0	0	131.800
402	05	06	00	Productos de papel y cartón para computación	100.000	0	0	0	0	0	100.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	722.533	0	0	0	0	0	722.533
402	06	00	00	Productos químicos y derivados	1.838.646	0	0	0	0	0	1.838.646
402	06	02	00	Abonos, plaguicidas y otros	300.000	0	0	0	0	0	300.000
402	06	03	00	Tintas, pinturas y colorantes	500.000	0	0	0	0	0	500.000
402	06	04	00	Productos farmacéuticos y medicamentos	401.200	0	0	0	0	0	401.200
402	06	05	00	Productos de tocador	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210046003 MEJORAMIENTO DE LA FUNCION JUDICIAL

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIAS DE BIENESTAR SOCIAL, FINANZAS, PLANIFICACION; OFICINAS DE INFORMACION Y COMUNICACIONES, RELACIONES PUBLICAS Y PROTOCOLO, ORIENTACION CIUDADANA; BIBLIOTECA CENTRAL; CENTRO DE INFORMACION DOCUMENTAL; CONSULTORIA JURIDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	5.000	0	0	0	0	0	5.000
402	06	08	00	Productos plásticos	612.446	0	0	0	0	0	612.446
402	07	00	00	Productos minerales no metálicos	20.000	0	0	0	0	0	20.000
402	07	01	00	Productos de barro, loza y porcelana	5.000	0	0	0	0	0	5.000
402	07	02	00	Vidrios y productos de vidrio	15.000	0	0	0	0	0	15.000
402	08	00	00	Productos metálicos	1.007.446	0	0	0	0	0	1.007.446
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	467.946	0	0	0	0	0	467.946
402	08	08	00	Material de educación	4.500	0	0	0	0	0	4.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.000	0	0	0	0	0	5.000
402	08	10	00	Repuestos y accesorios para otros equipos	530.000	0	0	0	0	0	530.000
402	10	00	00	Productos varios y útiles diversos	8.481.273	0	0	0	0	0	8.481.273
402	10	01	00	Artículos de deporte, recreación y juguetes	136.861	0	0	0	0	0	136.861
402	10	02	00	Materiales y útiles de limpieza y aseo	600.500	0	0	0	0	0	600.500
402	10	03	00	Utensilios de cocina y comedor	600.000	0	0	0	0	0	600.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	300.000	0	0	0	0	0	300.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	927.000	0	0	0	0	0	927.000
402	10	06	00	Condecoraciones, ofrendas y similares	2.052.515	0	0	0	0	0	2.052.515
402	10	07	00	Productos de seguridad en el trabajo	55.000	0	0	0	0	0	55.000
402	10	08	00	Materiales para equipos de computación	2.596.000	0	0	0	0	0	2.596.000
402	10	09	00	Especies timbradas y valores	5.000	0	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	703.000	0	0	0	0	0	703.000
402	10	12	00	Materiales para instalaciones sanitarias	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 210046003 MEJORAMIENTO DE LA FUNCION JUDICIAL

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIAS DE BIENESTAR SOCIAL, FINANZAS, PLANIFICACION; OFICINAS DE INFORMACION Y COMUNICACIONES, RELACIONES PUBLICAS Y PROTOCOLO, ORIENTACION CIUDADANA; BIBLIOTECA CENTRAL; CENTRO DE INFORMACION DOCUMENTAL; CONSULTORIA JURIDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	13	00	Materiales fotográficos	78.451	0	0	0	0	0	78.451
402	10	99	00	Otros productos y útiles diversos	126.946	0	0	0	0	0	126.946
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**12.766.492**	**0**	**0**	**0**	**0**	**0**	**12.766.492**
403	06	00	00	Servicios de transporte y almacenaje	30.552	0	0	0	0	0	30.552
403	06	01	00	Fletes y embalajes	5.000	0	0	0	0	0	5.000
403	06	03	00	Estacionamiento	5.000	0	0	0	0	0	5.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	20.552	0	0	0	0	0	20.552
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.477.336	0	0	0	0	0	5.477.336
403	07	01	00	Publicidad y propaganda	150.000	0	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	2.722.772	0	0	0	0	0	2.722.772
403	07	03	00	Relaciones sociales	1.814.886	0	0	0	0	0	1.814.886
403	07	04	00	Avisos	789.678	0	0	0	0	0	789.678
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	12.000	0	0	0	0	0	12.000
403	08	02	00	Comisiones y gastos bancarios	12.000	0	0	0	0	0	12.000
403	09	00	00	Viáticos y pasajes	2.324.456	0	0	0	0	0	2.324.456
403	09	01	00	Viáticos y pasajes dentro del país	267.456	0	0	0	0	0	267.456
403	09	02	00	Viáticos y pasajes fuera del país	2.057.000	0	0	0	0	0	2.057.000
403	10	00	00	Servicios profesionales y técnicos	294.496	0	0	0	0	0	294.496
403	10	03	00	Servicios de procesamiento de datos	5.000	0	0	0	0	0	5.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210046003 MEJORAMIENTO DE LA FUNCION JUDICIAL

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIAS DE BIENESTAR SOCIAL, FINANZAS, PLANIFICACION; OFICINAS DE INFORMACION Y COMUNICACIONES, RELACIONES PUBLICAS Y PROTOCOLO, ORIENTACION CIUDADANA; BIBLIOTECA CENTRAL; CENTRO DE INFORMACION DOCUMENTAL; CONSULTORIA JURIDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	5.000	0	0	0	0	0	5.000
403	10	09	00	Servicios de lavandería y tintorería	5.000	0	0	0	0	0	5.000
403	10	99	00	Otros servicios profesionales y técnicos	274.496	0	0	0	0	0	274.496
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	13.360	0	0	0	0	0	13.360
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.360	0	0	0	0	0	8.360
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	15	00	00	Servicios fiscales	175.000	0	0	0	0	0	175.000
403	15	02	00	Tasas y otros derechos obligatorios	175.000	0	0	0	0	0	175.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.106.647	0	0	0	0	0	1.106.647
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.106.647	0	0	0	0	0	1.106.647
403	18	00	00	Impuestos indirectos	3.327.645	0	0	0	0	0	3.327.645
403	18	01	00	Impuesto al valor agregado	3.327.645	0	0	0	0	0	3.327.645
403	99	00	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
403	99	01	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
404	**00**	**00**	**00**	**Activos reales**	**1.285.287**	**0**	**0**	**0**	**0**	**0**	**1.285.287**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	60.000	0	0	0	0	0	60.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	20.000	0	0	0	0	0	20.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	40.000	0	0	0	0	0	40.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	268.095	0	0	0	0	0	268.095
404	05	01	00	Equipos de telecomunicaciones	268.095	0	0	0	0	0	268.095
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	431.000	0	0	0	0	0	431.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	12.000	0	0	0	0	0	12.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210046003 MEJORAMIENTO DE LA FUNCION JUDICIAL

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIAS DE BIENESTAR SOCIAL, FINANZAS, PLANIFICACION; OFICINAS DE INFORMACION Y COMUNICACIONES, RELACIONES PUBLICAS Y PROTOCOLO, ORIENTACION CIUDADANA; BIBLIOTECA CENTRAL; CENTRO DE INFORMACION DOCUMENTAL; CONSULTORIA JURIDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	419.000	0	0	0	0	0	419.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	526.192	0	0	0	0	0	526.192
404	09	01	00	Mobiliario y equipos de oficina	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	243.095	0	0	0	0	0	243.095
404	09	03	00	Mobiliario y equipos de alojamiento	15.000	0	0	0	0	0	15.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	248.097	0	0	0	0	0	248.097
411	**00**	**00**	**00**	**Disminución de pasivos**	**200.000**	**0**	**0**	0	**0**	0	**200.000**
411	11	00	00	Obligaciones de ejercicios anteriores	200.000	0	0	0	0	0	200.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	200.000	0	0	0	0	0	200.000
				Totales	**32.428.685**	**0**	**0**	**0**	**0**	0	**32.428.685**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 21 - 34

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210046004 MEJORAMIENTO DE LAS CONDICIONES Y MEDIO AMBIENTE DE TRABAJO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 4

RESPONSABLE/EJECUTOR: GERENCIA DE SEGURIDAD Y PROTECCION INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.025.247**	**0**	**0**	**0**	**0**	**0**	**1.025.247**
402	03	00	00	Textiles y vestuarios	65.152	0	0	0	0	0	65.152
402	03	01	00	Textiles	58.432	0	0	0	0	0	58.432
402	03	99	00	Otros productos textiles y vestuarios	6.720	0	0	0	0	0	6.720
402	05	00	00	Productos de papel, cartón e impresos	4.600	0	0	0	0	0	4.600
402	05	01	00	Pulpa de madera, papel y cartón	4.600	0	0	0	0	0	4.600
402	06	00	00	Productos químicos y derivados	41.130	0	0	0	0	0	41.130
402	06	04	00	Productos farmacéuticos y medicamentos	15.500	0	0	0	0	0	15.500
402	06	06	00	Combustibles y lubricantes	3.855	0	0	0	0	0	3.855
402	06	08	00	Productos plásticos	21.775	0	0	0	0	0	21.775
402	08	00	00	Productos metálicos	346.900	0	0	0	0	0	346.900
402	08	05	00	Materiales de orden público, seguridad y defensa	306.430	0	0	0	0	0	306.430
402	08	10	00	Repuestos y accesorios para otros equipos	40.470	0	0	0	0	0	40.470
402	10	00	00	Productos varios y útiles diversos	567.465	0	0	0	0	0	567.465
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	16.102	0	0	0	0	0	16.102
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	07	00	Productos de seguridad en el trabajo	347.528	0	0	0	0	0	347.528
402	10	09	00	Especies timbradas y valores	24.560	0	0	0	0	0	24.560
402	10	13	00	Materiales fotográficos	6.875	0	0	0	0	0	6.875
402	10	99	00	Otros productos y útiles diversos	167.400	0	0	0	0	0	167.400
403	**00**	**00**	**00**	**Servicios no personales**	**426.891**	**0**	**0**	**0**	**0**	**0**	**426.891**
403	10	00	00	Servicios profesionales y técnicos	67.200	0	0	0	0	0	67.200
403	10	99	00	Otros servicios profesionales y técnicos	67.200	0	0	0	0	0	67.200
403	18	00	00	Impuestos indirectos	359.691	0	0	0	0	0	359.691

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116733 210046000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EFICIENCIA Y EFICACIA DE LA FUNCIÓN JUDICIAL EN EL PAÍS

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.356

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210046004 MEJORAMIENTO DE LAS CONDICIONES Y MEDIO AMBIENTE DE TRABAJO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 4

RESPONSABLE/EJECUTOR: GERENCIA DE SEGURIDAD Y PROTECCION INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	359.691	0	0	0	0	0	359.691
404	**00**	**00**	**00**	**Activos reales**	**1.921.965**	**0**	**0**	**0**	**0**	**0**	**1.921.965**
404	05	00	00	Equipos de comunicaciones y de señalamiento	570.436	0	0	0	0	0	570.436
404	05	01	00	Equipos de telecomunicaciones	568.420	0	0	0	0	0	568.420
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	2.016	0	0	0	0	0	2.016
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	6.720	0	0	0	0	0	6.720
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	6.720	0	0	0	0	0	6.720
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	958.409	0	0	0	0	0	958.409
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	127.950	0	0	0	0	0	127.950
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	830.459	0	0	0	0	0	830.459
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	386.400	0	0	0	0	0	386.400
404	09	03	00	Mobiliario y equipos de alojamiento	78.400	0	0	0	0	0	78.400
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	308.000	0	0	0	0	0	308.000
				Totales	**3.374.103**	**0**	**0**	**0**	**0**	**0**	**3.374.103**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN

META: 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.530.721.720**	**0**	**0**	**0**	**0**	**0**	**2.530.721.720**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.181.914.646	0	0	0	0	0	1.181.914.646
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	946.355.534	0	0	0	0	0	946.355.534
401	01	03	00	Suplencias a empleados	67.661.527	0	0	0	0	0	67.661.527
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	31.132.750	0	0	0	0	0	31.132.750
401	01	13	00	Suplencias a obreros	473.363	0	0	0	0	0	473.363
401	01	18	00	Remuneraciones al personal contratado	130.973.280	0	0	0	0	0	130.973.280
401	01	99	00	Otras retribuciones	5.318.192	0	0	0	0	0	5.318.192
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	73.635.476	0	0	0	0	0	73.635.476
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	70.176.605	0	0	0	0	0	70.176.605
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	3.458.871	0	0	0	0	0	3.458.871
401	03	00	00	Primas	201.723.091	0	0	0	0	0	201.723.091
401	03	01	00	Primas por mérito a empleados	28.522.085	0	0	0	0	0	28.522.085
401	03	02	00	Primas de transporte a empleados	703.887	0	0	0	0	0	703.887
401	03	08	00	Primas de profesionalización a empleados	9.412.193	0	0	0	0	0	9.412.193
401	03	09	00	Primas por antigüedad a empleados	156.147.833	0	0	0	0	0	156.147.833
401	03	16	00	Primas por mérito a obreros	2.558.844	0	0	0	0	0	2.558.844
401	03	17	00	Primas de transporte a obreros	174.242	0	0	0	0	0	174.242
401	03	19	00	Primas por hijos de obreros	125.671	0	0	0	0	0	125.671
401	03	21	00	Primas por antigüedad a obreros	4.078.336	0	0	0	0	0	4.078.336
401	04	00	00	Complementos de sueldos y salarios	34.527.236	0	0	0	0	0	34.527.236
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	7.256.395	0	0	0	0	0	7.256.395
401	04	02	00	Complemento a empleados por trabajo nocturno	133.399	0	0	0	0	0	133.399
401	04	03	00	Complemento a empleados por gastos de alimentación	37.885	0	0	0	0	0	37.885
401	04	05	00	Complemento a empleados por gastos de representación	9.009	0	0	0	0	0	9.009
401	04	06	00	Complemento a empleados por comisión de servicios	587.209	0	0	0	0	0	587.209
401	04	08	00	Bono compensatorio de alimentación a empleados	4.384.800	0	0	0	0	0	4.384.800
401	04	09	00	Bono compensatorio de transporte a empleados	24.835	0	0	0	0	0	24.835

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	10	00	Complemento a empleados por días feriados	194.035	0	0	0	0	0	194.035
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	362.890	0	0	0	0	0	362.890
401	04	16	00	Complemento a obreros por gastos de alimentación	27.330	0	0	0	0	0	27.330
401	04	18	00	Bono compensatorio de alimentación a obreros	280.800	0	0	0	0	0	280.800
401	04	19	00	Bono compensatorio de transporte a obreros	91.392	0	0	0	0	0	91.392
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.062.605	0	0	0	0	0	2.062.605
401	04	25	00	Complemento al personal contratado por gastos de alimentación	485	0	0	0	0	0	485
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.271.160	0	0	0	0	0	1.271.160
401	04	96	00	Otros complementos a empleados	14.724.503	0	0	0	0	0	14.724.503
401	04	97	00	Otros complementos a obreros	638.772	0	0	0	0	0	638.772
401	04	98	00	Otros complementos al personal contratado	2.439.732	0	0	0	0	0	2.439.732
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	685.142.239	0	0	0	0	0	685.142.239
401	05	01	00	Aguinaldos a empleados	461.796.471	0	0	0	0	0	461.796.471
401	05	03	00	Bono vacacional a empleados	137.523.386	0	0	0	0	0	137.523.386
401	05	04	00	Aguinaldos a obreros	13.427.247	0	0	0	0	0	13.427.247
401	05	06	00	Bono vacacional a obreros	5.179.657	0	0	0	0	0	5.179.657
401	05	07	00	Aguinaldos al personal contratado	56.328.563	0	0	0	0	0	56.328.563
401	05	08	00	Bono vacacional al personal contratado	10.886.915	0	0	0	0	0	10.886.915
401	06	00	00	Aportes patronales y legales	165.736.369	0	0	0	0	0	165.736.369
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	84.718.342	0	0	0	0	0	84.718.342
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	27.006.819	0	0	0	0	0	27.006.819
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	26.693.397	0	0	0	0	0	26.693.397
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	6.518.065	0	0	0	0	0	6.518.065
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	819.782	0	0	0	0	0	819.782
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	824.510	0	0	0	0	0	824.510
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	15.917.995	0	0	0	0	0	15.917.995
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	3.237.459	0	0	0	0	0	3.237.459
401	07	00	00	Asistencia socio-económica	188.042.663	0	0	0	0	0	188.042.663

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	02	00	Becas a empleados	975.587	0	0	0	0	0	975.587
401	07	03	00	Ayudas por matrimonio a empleados	42.222	0	0	0	0	0	42.222
401	07	04	00	Ayudas por nacimiento de hijos a empleados	77.931	0	0	0	0	0	77.931
401	07	05	00	Ayudas por defunción a empleados	50.312	0	0	0	0	0	50.312
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	123.731.970	0	0	0	0	0	123.731.970
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	296.954	0	0	0	0	0	296.954
401	07	10	00	Dotación de uniformes a empleados	251.000	0	0	0	0	0	251.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	21.934.126	0	0	0	0	0	21.934.126
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	7.807.084	0	0	0	0	0	7.807.084
401	07	18	00	Becas a obreros	247.601	0	0	0	0	0	247.601
401	07	19	00	Ayudas por matrimonio de obreros	7.564	0	0	0	0	0	7.564
401	07	20	00	Ayudas por nacimiento de hijos de obreros	8.979	0	0	0	0	0	8.979
401	07	21	00	Ayudas por defunción a obreros	34.755	0	0	0	0	0	34.755
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	5.394.187	0	0	0	0	0	5.394.187
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	148.228	0	0	0	0	0	148.228
401	07	26	00	Dotación de uniformes a obreros	91.000	0	0	0	0	0	91.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.032.467	0	0	0	0	0	1.032.467
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	572.204	0	0	0	0	0	572.204
401	07	33	00	Asistencia socio-económica al personal contratado	4.980.207	0	0	0	0	0	4.980.207
401	07	96	00	Otras subvenciones a empleados	19.034.295	0	0	0	0	0	19.034.295
401	07	97	00	Otras subvenciones a obreros	1.323.990	0	0	0	0	0	1.323.990
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**57.451.159**	**0**	**0**	**0**	**0**	**0**	**57.451.159**
402	01	00	00	Productos alimenticios y agropecuarios	3.591.209	0	0	0	0	0	3.591.209
402	01	01	00	Alimentos y bebidas para personas	3.571.551	0	0	0	0	0	3.571.551
402	01	03	00	Productos agrícolas y pecuarios	19.658	0	0	0	0	0	19.658
402	02	00	00	Productos de minas, canteras y yacimientos	15.368	0	0	0	0	0	15.368
402	02	05	00	Piedra, arcilla, arena y tierra	15.368	0	0	0	0	0	15.368
402	03	00	00	Textiles y vestuarios	354.455	0	0	0	0	0	354.455

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	246.075	0	0	0	0	0	246.075
402	03	02	00	Prendas de vestir	108.380	0	0	0	0	0	108.380
402	04	00	00	Productos de cuero y caucho	884.804	0	0	0	0	0	884.804
402	04	02	00	Productos de cuero y sucedáneos del cuero	23.661	0	0	0	0	0	23.661
402	04	03	00	Cauchos y tripas para vehículos	861.143	0	0	0	0	0	861.143
402	05	00	00	Productos de papel, cartón e impresos	19.295.156	0	0	0	0	0	19.295.156
402	05	01	00	Pulpa de madera, papel y cartón	2.105.165	0	0	0	0	0	2.105.165
402	05	02	00	Envases y cajas de papel y cartón	143.507	0	0	0	0	0	143.507
402	05	03	00	Productos de papel y cartón para oficina	15.945.287	0	0	0	0	0	15.945.287
402	05	04	00	Libros, revistas y periódicos	100.608	0	0	0	0	0	100.608
402	05	06	00	Productos de papel y cartón para computación	263.311	0	0	0	0	0	263.311
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	737.278	0	0	0	0	0	737.278
402	06	00	00	Productos químicos y derivados	4.784.462	0	0	0	0	0	4.784.462
402	06	01	00	Sustancias químicas y de uso industrial	114.332	0	0	0	0	0	114.332
402	06	02	00	Abonos, plaguicidas y otros	94.624	0	0	0	0	0	94.624
402	06	03	00	Tintas, pinturas y colorantes	2.630.189	0	0	0	0	0	2.630.189
402	06	04	00	Productos farmacéuticos y medicamentos	49.861	0	0	0	0	0	49.861
402	06	05	00	Productos de tocador	99.987	0	0	0	0	0	99.987
402	06	06	00	Combustibles y lubricantes	340.025	0	0	0	0	0	340.025
402	06	07	00	Productos diversos derivados del petróleo y del carbón	24.686	0	0	0	0	0	24.686
402	06	08	00	Productos plásticos	1.430.758	0	0	0	0	0	1.430.758
402	07	00	00	Productos minerales no metálicos	332.245	0	0	0	0	0	332.245
402	07	01	00	Productos de barro, loza y porcelana	4.422	0	0	0	0	0	4.422
402	07	02	00	Vidrios y productos de vidrio	83.901	0	0	0	0	0	83.901
402	07	03	00	Productos de arcilla para construcción	35.404	0	0	0	0	0	35.404
402	07	04	00	Cemento, cal y yeso	208.518	0	0	0	0	0	208.518
402	08	00	00	Productos metálicos	3.411.673	0	0	0	0	0	3.411.673
402	08	01	00	Productos primarios de hierro y acero	68.661	0	0	0	0	0	68.661
402	08	02	00	Productos de metales no ferrosos	5.076	0	0	0	0	0	5.076

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN

META: 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.390.942	0	0	0	0	0	1.390.942
402	08	04	00	Productos metálicos estructurales	13.762	0	0	0	0	0	13.762
402	08	05	00	Materiales de orden público, seguridad y defensa	113.836	0	0	0	0	0	113.836
402	08	07	00	Material de señalamiento	171.895	0	0	0	0	0	171.895
402	08	09	00	Repuestos y accesorios para equipos de transporte	819.771	0	0	0	0	0	819.771
402	08	10	00	Repuestos y accesorios para otros equipos	706.501	0	0	0	0	0	706.501
402	08	99	00	Otros productos metálicos	121.229	0	0	0	0	0	121.229
402	09	00	00	Productos de madera	190.884	0	0	0	0	0	190.884
402	09	01	00	Productos primarios de madera	89.156	0	0	0	0	0	89.156
402	09	02	00	Muebles y accesorios de madera para edificaciones	87.680	0	0	0	0	0	87.680
402	09	99	00	Otros productos de madera	14.048	0	0	0	0	0	14.048
402	10	00	00	Productos varios y útiles diversos	24.412.185	0	0	0	0	0	24.412.185
402	10	01	00	Artículos de deporte, recreación y juguetes	52.771	0	0	0	0	0	52.771
402	10	02	00	Materiales y útiles de limpieza y aseo	1.846.682	0	0	0	0	0	1.846.682
402	10	03	00	Utensilios de cocina y comedor	21.179	0	0	0	0	0	21.179
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	139.500	0	0	0	0	0	139.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.202.578	0	0	0	0	0	3.202.578
402	10	06	00	Condecoraciones, ofrendas y similares	191.621	0	0	0	0	0	191.621
402	10	07	00	Productos de seguridad en el trabajo	338.957	0	0	0	0	0	338.957
402	10	08	00	Materiales para equipos de computación	15.469.397	0	0	0	0	0	15.469.397
402	10	09	00	Especies timbradas y valores	1.022	0	0	0	0	0	1.022
402	10	11	00	Materiales eléctricos	2.345.288	0	0	0	0	0	2.345.288
402	10	12	00	Materiales para instalaciones sanitarias	525.077	0	0	0	0	0	525.077
402	10	13	00	Materiales fotográficos	26.788	0	0	0	0	0	26.788
402	10	99	00	Otros productos y útiles diversos	251.325	0	0	0	0	0	251.325
402	99	00	00	Otros materiales y suministros	178.718	0	0	0	0	0	178.718
402	99	01	00	Otros materiales y suministros	178.718	0	0	0	0	0	178.718
403	**00**	**00**	**00**	**Servicios no personales**	**57.644.037**	**0**	**0**	**0**	**0**	**0**	**57.644.037**
403	01	00	00	Alquileres de inmuebles	39.340	0	0	0	0	0	39.340

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	01	00	Alquileres de edificios y locales	39.340	0	0	0	0	0	39.340
403	02	00	00	Alquileres de maquinaria y equipos	65.875	0	0	0	0	0	65.875
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	37.519	0	0	0	0	0	37.519
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	16.879	0	0	0	0	0	16.879
403	02	99	00	Alquileres de otras maquinaria y equipos	11.477	0	0	0	0	0	11.477
403	04	00	00	Servicios básicos	61.295	0	0	0	0	0	61.295
403	04	04	00	Teléfonos	3.911	0	0	0	0	0	3.911
403	04	05	00	Servicio de comunicaciones	57.384	0	0	0	0	0	57.384
403	06	00	00	Servicios de transporte y almacenaje	202.473	0	0	0	0	0	202.473
403	06	01	00	Fletes y embalajes	77.440	0	0	0	0	0	77.440
403	06	03	00	Estacionamiento	37.409	0	0	0	0	0	37.409
403	06	04	00	Peaje	998	0	0	0	0	0	998
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	86.626	0	0	0	0	0	86.626
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.685.791	0	0	0	0	0	1.685.791
403	07	01	00	Publicidad y propaganda	47.077	0	0	0	0	0	47.077
403	07	02	00	Imprenta y reproducción	919.579	0	0	0	0	0	919.579
403	07	03	00	Relaciones sociales	295.354	0	0	0	0	0	295.354
403	07	04	00	Avisos	423.781	0	0	0	0	0	423.781
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	497.908	0	0	0	0	0	497.908
403	08	02	00	Comisiones y gastos bancarios	497.908	0	0	0	0	0	497.908
403	09	00	00	Viáticos y pasajes	10.699.642	0	0	0	0	0	10.699.642
403	09	01	00	Viáticos y pasajes dentro del país	10.649.160	0	0	0	0	0	10.649.160
403	09	02	00	Viáticos y pasajes fuera del país	50.482	0	0	0	0	0	50.482
403	10	00	00	Servicios profesionales y técnicos	602.878	0	0	0	0	0	602.878
403	10	07	00	Servicios de capacitación y adiestramiento	138.677	0	0	0	0	0	138.677
403	10	09	00	Servicios de lavandería y tintorería	19.144	0	0	0	0	0	19.144
403	10	99	00	Otros servicios profesionales y técnicos	445.057	0	0	0	0	0	445.057
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	11.894.001	0	0	0	0	0	11.894.001
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.365.725	0	0	0	0	0	4.365.725

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	275.609	0	0	0	0	0	275.609
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	33.688	0	0	0	0	0	33.688
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	3.826	0	0	0	0	0	3.826
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	82.613	0	0	0	0	0	82.613
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.864.781	0	0	0	0	0	6.864.781
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	267.759	0	0	0	0	0	267.759
403	12	00	00	Conservación y reparaciones menores de obras	10.640.102	0	0	0	0	0	10.640.102
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	10.627.127	0	0	0	0	0	10.627.127
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	12.975	0	0	0	0	0	12.975
403	15	00	00	Servicios fiscales	12.751	0	0	0	0	0	12.751
403	15	02	00	Tasas y otros derechos obligatorios	12.751	0	0	0	0	0	12.751
403	18	00	00	Impuestos indirectos	18.402.686	0	0	0	0	0	18.402.686
403	18	01	00	Impuesto al valor agregado	18.402.686	0	0	0	0	0	18.402.686
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.072.483	0	0	0	0	0	2.072.483
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.072.483	0	0	0	0	0	2.072.483
403	99	00	00	Otros servicios no personales	766.812	0	0	0	0	0	766.812
403	99	01	00	Otros servicios no personales	766.812	0	0	0	0	0	766.812
404	**00**	**00**	**00**	**Activos reales**	**18.420.092**	**0**	**0**	**0**	**0**	**0**	**18.420.092**
404	01	00	00	Repuestos y reparaciones mayores	1.215.594	0	0	0	0	0	1.215.594
404	01	01	00	Repuestos mayores	796.440	0	0	0	0	0	796.440
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	4.501	0	0	0	0	0	4.501
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	791.939	0	0	0	0	0	791.939
404	01	02	00	Reparaciones mayores de maquinaria y equipos	419.154	0	0	0	0	0	419.154
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	188.184	0	0	0	0	0	188.184
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	230.970	0	0	0	0	0	230.970
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.934.693	0	0	0	0	0	1.934.693
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	224.012	0	0	0	0	0	224.012

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	17.037	0	0	0	0	0	17.037
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.261.573	0	0	0	0	0	1.261.573
404	03	05	00	Maquinaria y equipos industriales y de taller	347.390	0	0	0	0	0	347.390
404	03	06	00	Maquinaria y equipos de energía	42.040	0	0	0	0	0	42.040
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	42.641	0	0	0	0	0	42.641
404	04	00	00	Equipos de transporte, tracción y elevación	1.434.484	0	0	0	0	0	1.434.484
404	04	01	00	Vehículos automotores terrestres	1.315.994	0	0	0	0	0	1.315.994
404	04	05	00	Vehículos de tracción no motorizados	118.490	0	0	0	0	0	118.490
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.408.122	0	0	0	0	0	1.408.122
404	05	01	00	Equipos de telecomunicaciones	1.408.122	0	0	0	0	0	1.408.122
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	10.540	0	0	0	0	0	10.540
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	10.540	0	0	0	0	0	10.540
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	453.926	0	0	0	0	0	453.926
404	07	01	00	Equipos científicos y de laboratorio	1.148	0	0	0	0	0	1.148
404	07	02	00	Equipos de enseñanza, deporte y recreación	237.506	0	0	0	0	0	237.506
404	07	03	00	Obras de arte	200.338	0	0	0	0	0	200.338
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	4.910	0	0	0	0	0	4.910
404	07	06	00	Instrumentos musicales y equipos de audio	10.024	0	0	0	0	0	10.024
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	339.574	0	0	0	0	0	339.574
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	339.574	0	0	0	0	0	339.574
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.623.159	0	0	0	0	0	11.623.159
404	09	01	00	Mobiliario y equipos de oficina	3.891.460	0	0	0	0	0	3.891.460
404	09	02	00	Equipos de computación	4.361.447	0	0	0	0	0	4.361.447
404	09	03	00	Mobiliario y equipos de alojamiento	3.169.108	0	0	0	0	0	3.169.108
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	201.144	0	0	0	0	0	201.144
				Totales	**2.664.237.008**	**0**	**0**	**0**	**0**	**0**	**2.664.237.008**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047001 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 577

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**44.546.393**	**0**	**0**	**0**	**0**	**0**	**44.546.393**
401	01	00	00	Sueldos, salarios y otras retribuciones	21.819.559	0	0	0	0	0	21.819.559
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	15.139.102	0	0	0	0	0	15.139.102
401	01	03	00	Suplencias a empleados	1.492.955	0	0	0	0	0	1.492.955
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	445.083	0	0	0	0	0	445.083
401	01	13	00	Suplencias a obreros	40.655	0	0	0	0	0	40.655
401	01	18	00	Remuneraciones al personal contratado	4.451.764	0	0	0	0	0	4.451.764
401	01	99	00	Otras retribuciones	250.000	0	0	0	0	0	250.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	707.163	0	0	0	0	0	707.163
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	680.413	0	0	0	0	0	680.413
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	26.750	0	0	0	0	0	26.750
401	03	00	00	Primas	2.696.866	0	0	0	0	0	2.696.866
401	03	01	00	Primas por mérito a empleados	377.233	0	0	0	0	0	377.233
401	03	02	00	Primas de transporte a empleados	5.750	0	0	0	0	0	5.750
401	03	08	00	Primas de profesionalización a empleados	139.936	0	0	0	0	0	139.936
401	03	09	00	Primas por antigüedad a empleados	2.130.337	0	0	0	0	0	2.130.337
401	03	16	00	Primas por mérito a obreros	14.068	0	0	0	0	0	14.068
401	03	17	00	Primas de transporte a obreros	1.610	0	0	0	0	0	1.610
401	03	19	00	Primas por hijos de obreros	1.380	0	0	0	0	0	1.380
401	03	21	00	Primas por antigüedad a obreros	26.552	0	0	0	0	0	26.552
401	04	00	00	Complementos de sueldos y salarios	997.259	0	0	0	0	0	997.259
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	350.000	0	0	0	0	0	350.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	9.049	0	0	0	0	0	9.049
401	04	19	00	Bono compensatorio de transporte a obreros	5.400	0	0	0	0	0	5.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047001 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 577

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	141.663	0	0	0	0	0	141.663
401	04	96	00	Otros complementos a empleados	357.792	0	0	0	0	0	357.792
401	04	97	00	Otros complementos a obreros	12.170	0	0	0	0	0	12.170
401	04	98	00	Otros complementos al personal contratado	121.185	0	0	0	0	0	121.185
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	10.479.945	0	0	0	0	0	10.479.945
401	05	01	00	Aguinaldos a empleados	5.982.869	0	0	0	0	0	5.982.869
401	05	03	00	Bono vacacional a empleados	1.942.054	0	0	0	0	0	1.942.054
401	05	04	00	Aguinaldos a obreros	139.497	0	0	0	0	0	139.497
401	05	06	00	Bono vacacional a obreros	61.915	0	0	0	0	0	61.915
401	05	07	00	Aguinaldos al personal contratado	1.978.731	0	0	0	0	0	1.978.731
401	05	08	00	Bono vacacional al personal contratado	374.879	0	0	0	0	0	374.879
401	06	00	00	Aportes patronales y legales	2.623.108	0	0	0	0	0	2.623.108
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.009.593	0	0	0	0	0	1.009.593
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	434.535	0	0	0	0	0	434.535
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	415.094	0	0	0	0	0	415.094
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	53.290	0	0	0	0	0	53.290
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	11.841	0	0	0	0	0	11.841
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	11.841	0	0	0	0	0	11.841
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	574.654	0	0	0	0	0	574.654
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	112.260	0	0	0	0	0	112.260
401	07	00	00	Asistencia socio-económica	5.222.493	0	0	0	0	0	5.222.493
401	07	02	00	Becas a empleados	49.693	0	0	0	0	0	49.693
401	07	03	00	Ayudas por matrimonio a empleados	2.383	0	0	0	0	0	2.383

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047001 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 577

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.568	0	0	0	0	0	4.568
401	07	05	00	Ayudas por defunción a empleados	1.752	0	0	0	0	0	1.752
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.810.039	0	0	0	0	0	3.810.039
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.555	0	0	0	0	0	6.555
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	440.707	0	0	0	0	0	440.707
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	134.328	0	0	0	0	0	134.328
401	07	18	00	Becas a obreros	11.258	0	0	0	0	0	11.258
401	07	19	00	Ayudas por matrimonio de obreros	298	0	0	0	0	0	298
401	07	20	00	Ayudas por nacimiento de hijos de obreros	293	0	0	0	0	0	293
401	07	21	00	Ayudas por defunción a obreros	2.174	0	0	0	0	0	2.174
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	237.861	0	0	0	0	0	237.861
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.000	0	0	0	0	0	1.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	102.212	0	0	0	0	0	102.212
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	7.656	0	0	0	0	0	7.656
401	07	33	00	Asistencia socio-económica al personal contratado	71.721	0	0	0	0	0	71.721
401	07	96	00	Otras subvenciones a empleados	307.545	0	0	0	0	0	307.545
401	07	97	00	Otras subvenciones a obreros	30.450	0	0	0	0	0	30.450
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.358.176**	**0**	**0**	**0**	**0**	**0**	**1.358.176**
402	01	00	00	Productos alimenticios y agropecuarios	86.207	0	0	0	0	0	86.207
402	01	01	00	Alimentos y bebidas para personas	84.294	0	0	0	0	0	84.294
402	01	03	00	Productos agrícolas y pecuarios	1.913	0	0	0	0	0	1.913
402	02	00	00	Productos de minas, canteras y yacimientos	2.316	0	0	0	0	0	2.316
402	02	05	00	Piedra, arcilla, arena y tierra	2.316	0	0	0	0	0	2.316
402	03	00	00	Textiles y vestuarios	15.823	0	0	0	0	0	15.823

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047001 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 577

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	8.228	0	0	0	0	0	8.228
402	03	02	00	Prendas de vestir	7.595	0	0	0	0	0	7.595
402	04	00	00	Productos de cuero y caucho	54.563	0	0	0	0	0	54.563
402	04	03	00	Cauchos y tripas para vehículos	54.563	0	0	0	0	0	54.563
402	05	00	00	Productos de papel, cartón e impresos	379.163	0	0	0	0	0	379.163
402	05	01	00	Pulpa de madera, papel y cartón	41.006	0	0	0	0	0	41.006
402	05	02	00	Envases y cajas de papel y cartón	14.087	0	0	0	0	0	14.087
402	05	03	00	Productos de papel y cartón para oficina	292.636	0	0	0	0	0	292.636
402	05	06	00	Productos de papel y cartón para computación	10.740	0	0	0	0	0	10.740
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.694	0	0	0	0	0	20.694
402	06	00	00	Productos químicos y derivados	125.957	0	0	0	0	0	125.957
402	06	01	00	Sustancias químicas y de uso industrial	2.512	0	0	0	0	0	2.512
402	06	02	00	Abonos, plaguicidas y otros	8.480	0	0	0	0	0	8.480
402	06	03	00	Tintas, pinturas y colorantes	51.628	0	0	0	0	0	51.628
402	06	04	00	Productos farmacéuticos y medicamentos	5.465	0	0	0	0	0	5.465
402	06	05	00	Productos de tocador	2.447	0	0	0	0	0	2.447
402	06	06	00	Combustibles y lubricantes	21.696	0	0	0	0	0	21.696
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.768	0	0	0	0	0	1.768
402	06	08	00	Productos plásticos	31.961	0	0	0	0	0	31.961
402	07	00	00	Productos minerales no metálicos	14.105	0	0	0	0	0	14.105
402	07	02	00	Vidrios y productos de vidrio	8.442	0	0	0	0	0	8.442
402	07	03	00	Productos de arcilla para construcción	1.776	0	0	0	0	0	1.776
402	07	04	00	Cemento, cal y yeso	3.887	0	0	0	0	0	3.887
402	08	00	00	Productos metálicos	123.433	0	0	0	0	0	123.433

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047001 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 577

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	01	00	Productos primarios de hierro y acero	906	0	0	0	0	0	906
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	25.664	0	0	0	0	0	25.664
402	08	04	00	Productos metálicos estructurales	1.327	0	0	0	0	0	1.327
402	08	05	00	Materiales de orden público, seguridad y defensa	8.325	0	0	0	0	0	8.325
402	08	07	00	Material de señalamiento	4.226	0	0	0	0	0	4.226
402	08	09	00	Repuestos y accesorios para equipos de transporte	36.169	0	0	0	0	0	36.169
402	08	10	00	Repuestos y accesorios para otros equipos	35.158	0	0	0	0	0	35.158
402	08	99	00	Otros productos metálicos	11.658	0	0	0	0	0	11.658
402	10	00	00	Productos varios y útiles diversos	555.294	0	0	0	0	0	555.294
402	10	01	00	Artículos de deporte, recreación y juguetes	1.797	0	0	0	0	0	1.797
402	10	02	00	Materiales y útiles de limpieza y aseo	61.720	0	0	0	0	0	61.720
402	10	03	00	Utensilios de cocina y comedor	1.027	0	0	0	0	0	1.027
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.998	0	0	0	0	0	3.998
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	88.287	0	0	0	0	0	88.287
402	10	06	00	Condecoraciones, ofrendas y similares	2.648	0	0	0	0	0	2.648
402	10	07	00	Productos de seguridad en el trabajo	8.544	0	0	0	0	0	8.544
402	10	08	00	Materiales para equipos de computación	292.904	0	0	0	0	0	292.904
402	10	11	00	Materiales eléctricos	67.739	0	0	0	0	0	67.739
402	10	12	00	Materiales para instalaciones sanitarias	10.448	0	0	0	0	0	10.448
402	10	13	00	Materiales fotográficos	630	0	0	0	0	0	630
402	10	99	00	Otros productos y útiles diversos	15.552	0	0	0	0	0	15.552
402	99	00	00	Otros materiales y suministros	1.315	0	0	0	0	0	1.315
402	99	01	00	Otros materiales y suministros	1.315	0	0	0	0	0	1.315
403	**00**	**00**	**00**	**Servicios no personales**	**1.151.824**	**0**	**0**	**0**	**0**	**0**	**1.151.824**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047001 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 577

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	4.921	0	0	0	0	0	4.921
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	4.921	0	0	0	0	0	4.921
403	07	00	00	Servicios de información, impresión y relaciones públicas	18.198	0	0	0	0	0	18.198
403	07	02	00	Imprenta y reproducción	10.387	0	0	0	0	0	10.387
403	07	03	00	Relaciones sociales	7.811	0	0	0	0	0	7.811
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.913	0	0	0	0	0	1.913
403	08	02	00	Comisiones y gastos bancarios	1.913	0	0	0	0	0	1.913
403	09	00	00	Viáticos y pasajes	184.090	0	0	0	0	0	184.090
403	09	01	00	Viáticos y pasajes dentro del país	184.090	0	0	0	0	0	184.090
403	10	00	00	Servicios profesionales y técnicos	11.331	0	0	0	0	0	11.331
403	10	99	00	Otros servicios profesionales y técnicos	11.331	0	0	0	0	0	11.331
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	231.107	0	0	0	0	0	231.107
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	81.294	0	0	0	0	0	81.294
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	5.792	0	0	0	0	0	5.792
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	137.546	0	0	0	0	0	137.546
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	6.475	0	0	0	0	0	6.475
403	12	00	00	Conservación y reparaciones menores de obras	270.865	0	0	0	0	0	270.865
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	270.865	0	0	0	0	0	270.865
403	18	00	00	Impuestos indirectos	383.322	0	0	0	0	0	383.322
403	18	01	00	Impuesto al valor agregado	383.322	0	0	0	0	0	383.322
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	29.682	0	0	0	0	0	29.682
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	29.682	0	0	0	0	0	29.682
403	99	00	00	Otros servicios no personales	16.395	0	0	0	0	0	16.395
403	99	01	00	Otros servicios no personales	16.395	0	0	0	0	0	16.395

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047001 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 577

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**422.924**	**0**	**0**	**0**	**0**	**0**	**422.924**
404	01	00	00	Repuestos y reparaciones mayores	41.516	0	0	0	0	0	41.516
404	01	01	00	Repuestos mayores	41.516	0	0	0	0	0	41.516
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	41.516	0	0	0	0	0	41.516
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	68.286	0	0	0	0	0	68.286
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	5.738	0	0	0	0	0	5.738
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	31.351	0	0	0	0	0	31.351
404	03	05	00	Maquinaria y equipos industriales y de taller	10.177	0	0	0	0	0	10.177
404	03	06	00	Maquinaria y equipos de energía	21.020	0	0	0	0	0	21.020
404	04	00	00	Equipos de transporte, tracción y elevación	64.788	0	0	0	0	0	64.788
404	04	01	00	Vehículos automotores terrestres	64.788	0	0	0	0	0	64.788
404	05	00	00	Equipos de comunicaciones y de señalamiento	47.013	0	0	0	0	0	47.013
404	05	01	00	Equipos de telecomunicaciones	47.013	0	0	0	0	0	47.013
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	15.405	0	0	0	0	0	15.405
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.049	0	0	0	0	0	10.049
404	07	03	00	Obras de arte	5.356	0	0	0	0	0	5.356
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	20.335	0	0	0	0	0	20.335
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	20.335	0	0	0	0	0	20.335
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	165.581	0	0	0	0	0	165.581
404	09	01	00	Mobiliario y equipos de oficina	46.911	0	0	0	0	0	46.911
404	09	02	00	Equipos de computación	66.172	0	0	0	0	0	66.172
404	09	03	00	Mobiliario y equipos de alojamiento	38.425	0	0	0	0	0	38.425
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	14.073	0	0	0	0	0	14.073
				Totales	**47.479.317**	**0**	**0**	**0**	**0**	**0**	**47.479.317**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047002 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.258

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**125.953.838**	0	0	0	0	0	**125.953.838**
401	01	00	00	Sueldos, salarios y otras retribuciones	55.691.427	0	0	0	0	0	55.691.427
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	46.982.300	0	0	0	0	0	46.982.300
401	01	03	00	Suplencias a empleados	3.429.992	0	0	0	0	0	3.429.992
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	847.679	0	0	0	0	0	847.679
401	01	13	00	Suplencias a obreros	1.000	0	0	0	0	0	1.000
401	01	18	00	Remuneraciones al personal contratado	4.139.473	0	0	0	0	0	4.139.473
401	01	99	00	Otras retribuciones	290.983	0	0	0	0	0	290.983
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.186.365	0	0	0	0	0	4.186.365
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.051.696	0	0	0	0	0	4.051.696
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	134.669	0	0	0	0	0	134.669
401	03	00	00	Primas	10.876.248	0	0	0	0	0	10.876.248
401	03	01	00	Primas por mérito a empleados	1.479.763	0	0	0	0	0	1.479.763
401	03	02	00	Primas de transporte a empleados	17.546	0	0	0	0	0	17.546
401	03	08	00	Primas de profesionalización a empleados	494.290	0	0	0	0	0	494.290
401	03	09	00	Primas por antigüedad a empleados	8.648.883	0	0	0	0	0	8.648.883
401	03	16	00	Primas por mérito a obreros	42.925	0	0	0	0	0	42.925
401	03	17	00	Primas de transporte a obreros	11.662	0	0	0	0	0	11.662
401	03	19	00	Primas por hijos de obreros	1.000	0	0	0	0	0	1.000
401	03	21	00	Primas por antigüedad a obreros	180.179	0	0	0	0	0	180.179
401	04	00	00	Complementos de sueldos y salarios	568.968	0	0	0	0	0	568.968
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	55.831	0	0	0	0	0	55.831
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	863	0	0	0	0	0	863
401	04	19	00	Bono compensatorio de transporte a obreros	575	0	0	0	0	0	575

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047002 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.258

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	8.050	0	0	0	0	0	8.050
401	04	96	00	Otros complementos a empleados	428.754	0	0	0	0	0	428.754
401	04	97	00	Otros complementos a obreros	8.901	0	0	0	0	0	8.901
401	04	98	00	Otros complementos al personal contratado	65.994	0	0	0	0	0	65.994
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	35.651.655	0	0	0	0	0	35.651.655
401	05	01	00	Aguinaldos a empleados	24.123.637	0	0	0	0	0	24.123.637
401	05	03	00	Bono vacacional a empleados	8.387.161	0	0	0	0	0	8.387.161
401	05	04	00	Aguinaldos a obreros	444.122	0	0	0	0	0	444.122
401	05	06	00	Bono vacacional a obreros	182.031	0	0	0	0	0	182.031
401	05	07	00	Aguinaldos al personal contratado	2.028.658	0	0	0	0	0	2.028.658
401	05	08	00	Bono vacacional al personal contratado	486.046	0	0	0	0	0	486.046
401	06	00	00	Aportes patronales y legales	9.897.407	0	0	0	0	0	9.897.407
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.911.261	0	0	0	0	0	5.911.261
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.659.059	0	0	0	0	0	1.659.059
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.659.502	0	0	0	0	0	1.659.502
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	112.140	0	0	0	0	0	112.140
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	28.175	0	0	0	0	0	28.175
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	25.750	0	0	0	0	0	25.750
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	415.140	0	0	0	0	0	415.140
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	86.380	0	0	0	0	0	86.380
401	07	00	00	Asistencia socio-económica	9.081.768	0	0	0	0	0	9.081.768
401	07	02	00	Becas a empleados	31.395	0	0	0	0	0	31.395
401	07	03	00	Ayudas por matrimonio a empleados	2.758	0	0	0	0	0	2.758

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047002 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.258

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.285	0	0	0	0	0	4.285
401	07	05	00	Ayudas por defunción a empleados	4.447	0	0	0	0	0	4.447
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.102.523	0	0	0	0	0	6.102.523
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	12.075	0	0	0	0	0	12.075
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.187.306	0	0	0	0	0	1.187.306
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	354.960	0	0	0	0	0	354.960
401	07	18	00	Becas a obreros	5.750	0	0	0	0	0	5.750
401	07	19	00	Ayudas por matrimonio de obreros	152	0	0	0	0	0	152
401	07	20	00	Ayudas por nacimiento de hijos de obreros	152	0	0	0	0	0	152
401	07	21	00	Ayudas por defunción a obreros	1.742	0	0	0	0	0	1.742
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	270.736	0	0	0	0	0	270.736
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.035	0	0	0	0	0	1.035
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	27.812	0	0	0	0	0	27.812
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	11.832	0	0	0	0	0	11.832
401	07	33	00	Asistencia socio-económica al personal contratado	185.848	0	0	0	0	0	185.848
401	07	96	00	Otras subvenciones a empleados	849.555	0	0	0	0	0	849.555
401	07	97	00	Otras subvenciones a obreros	27.405	0	0	0	0	0	27.405
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**2.642.186**	**0**	**0**	**0**	**0**	**0**	**2.642.186**
402	01	00	00	Productos alimenticios y agropecuarios	86.592	0	0	0	0	0	86.592
402	01	01	00	Alimentos y bebidas para personas	83.276	0	0	0	0	0	83.276
402	01	03	00	Productos agrícolas y pecuarios	3.316	0	0	0	0	0	3.316
402	02	00	00	Productos de minas, canteras y yacimientos	1.765	0	0	0	0	0	1.765
402	02	05	00	Piedra, arcilla, arena y tierra	1.765	0	0	0	0	0	1.765
402	03	00	00	Textiles y vestuarios	29.033	0	0	0	0	0	29.033

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047002 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.258

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	29.033	0	0	0	0	0	29.033
402	04	00	00	Productos de cuero y caucho	47.601	0	0	0	0	0	47.601
402	04	03	00	Cauchos y tripas para vehículos	47.601	0	0	0	0	0	47.601
402	05	00	00	Productos de papel, cartón e impresos	684.335	0	0	0	0	0	684.335
402	05	01	00	Pulpa de madera, papel y cartón	48.078	0	0	0	0	0	48.078
402	05	03	00	Productos de papel y cartón para oficina	606.727	0	0	0	0	0	606.727
402	05	06	00	Productos de papel y cartón para computación	28.501	0	0	0	0	0	28.501
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.029	0	0	0	0	0	1.029
402	06	00	00	Productos químicos y derivados	182.273	0	0	0	0	0	182.273
402	06	01	00	Sustancias químicas y de uso industrial	11.285	0	0	0	0	0	11.285
402	06	02	00	Abonos, plaguicidas y otros	7.071	0	0	0	0	0	7.071
402	06	03	00	Tintas, pinturas y colorantes	80.078	0	0	0	0	0	80.078
402	06	05	00	Productos de tocador	4.880	0	0	0	0	0	4.880
402	06	06	00	Combustibles y lubricantes	16.847	0	0	0	0	0	16.847
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.741	0	0	0	0	0	1.741
402	06	08	00	Productos plásticos	60.371	0	0	0	0	0	60.371
402	07	00	00	Productos minerales no metálicos	6.945	0	0	0	0	0	6.945
402	07	04	00	Cemento, cal y yeso	6.945	0	0	0	0	0	6.945
402	08	00	00	Productos metálicos	182.168	0	0	0	0	0	182.168
402	08	01	00	Productos primarios de hierro y acero	3.442	0	0	0	0	0	3.442
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	51.136	0	0	0	0	0	51.136
402	08	05	00	Materiales de orden público, seguridad y defensa	1.815	0	0	0	0	0	1.815
402	08	07	00	Material de señalamiento	5.678	0	0	0	0	0	5.678
402	08	09	00	Repuestos y accesorios para equipos de transporte	60.415	0	0	0	0	0	60.415

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047002 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.258

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	57.445	0	0	0	0	0	57.445
402	08	99	00	Otros productos metálicos	2.237	0	0	0	0	0	2.237
402	09	00	00	Productos de madera	4.463	0	0	0	0	0	4.463
402	09	01	00	Productos primarios de madera	4.463	0	0	0	0	0	4.463
402	10	00	00	Productos varios y útiles diversos	1.408.582	0	0	0	0	0	1.408.582
402	10	01	00	Artículos de deporte, recreación y juguetes	3.292	0	0	0	0	0	3.292
402	10	02	00	Materiales y útiles de limpieza y aseo	79.325	0	0	0	0	0	79.325
402	10	03	00	Utensilios de cocina y comedor	701	0	0	0	0	0	701
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	221.818	0	0	0	0	0	221.818
402	10	06	00	Condecoraciones, ofrendas y similares	20.329	0	0	0	0	0	20.329
402	10	07	00	Productos de seguridad en el trabajo	21.510	0	0	0	0	0	21.510
402	10	08	00	Materiales para equipos de computación	812.670	0	0	0	0	0	812.670
402	10	11	00	Materiales eléctricos	196.755	0	0	0	0	0	196.755
402	10	12	00	Materiales para instalaciones sanitarias	44.219	0	0	0	0	0	44.219
402	10	13	00	Materiales fotográficos	1.911	0	0	0	0	0	1.911
402	10	99	00	Otros productos y útiles diversos	6.052	0	0	0	0	0	6.052
402	99	00	00	Otros materiales y suministros	8.429	0	0	0	0	0	8.429
402	99	01	00	Otros materiales y suministros	8.429	0	0	0	0	0	8.429
403	**00**	**00**	**00**	**Servicios no personales**	**1.795.693**	**0**	**0**	**0**	**0**	**0**	**1.795.693**
403	06	00	00	Servicios de transporte y almacenaje	3.990	0	0	0	0	0	3.990
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.990	0	0	0	0	0	3.990
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.136	0	0	0	0	0	12.136
403	07	02	00	Imprenta y reproducción	7.028	0	0	0	0	0	7.028
403	07	03	00	Relaciones sociales	3.428	0	0	0	0	0	3.428

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047002 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.258

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	1.680	0	0	0	0	0	1.680
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.261	0	0	0	0	0	5.261
403	08	02	00	Comisiones y gastos bancarios	5.261	0	0	0	0	0	5.261
403	09	00	00	Viáticos y pasajes	250.149	0	0	0	0	0	250.149
403	09	01	00	Viáticos y pasajes dentro del país	250.149	0	0	0	0	0	250.149
403	10	00	00	Servicios profesionales y técnicos	54.036	0	0	0	0	0	54.036
403	10	99	00	Otros servicios profesionales y técnicos	54.036	0	0	0	0	0	54.036
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	274.581	0	0	0	0	0	274.581
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	105.234	0	0	0	0	0	105.234
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.451	0	0	0	0	0	5.451
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	7.740	0	0	0	0	0	7.740
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	156.156	0	0	0	0	0	156.156
403	12	00	00	Conservación y reparaciones menores de obras	220.774	0	0	0	0	0	220.774
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	220.774	0	0	0	0	0	220.774
403	18	00	00	Impuestos indirectos	784.446	0	0	0	0	0	784.446
403	18	01	00	Impuesto al valor agregado	784.446	0	0	0	0	0	784.446
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	115.060	0	0	0	0	0	115.060
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	115.060	0	0	0	0	0	115.060
403	99	00	00	Otros servicios no personales	75.260	0	0	0	0	0	75.260
403	99	01	00	Otros servicios no personales	75.260	0	0	0	0	0	75.260
404	**00**	**00**	**00**	**Activos reales**	**953.279**	**0**	**0**	**0**	**0**	0	**953.279**
404	01	00	00	Repuestos y reparaciones mayores	7.316	0	0	0	0	0	7.316
404	01	01	00	Repuestos mayores	7.316	0	0	0	0	0	7.316

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047002 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.258

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	7.316	0	0	0	0	0	7.316
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	195.835	0	0	0	0	0	195.835
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	80.415	0	0	0	0	0	80.415
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	100.762	0	0	0	0	0	100.762
404	03	05	00	Maquinaria y equipos industriales y de taller	7.651	0	0	0	0	0	7.651
404	03	06	00	Maquinaria y equipos de energía	7.007	0	0	0	0	0	7.007
404	04	00	00	Equipos de transporte, tracción y elevación	144.045	0	0	0	0	0	144.045
404	04	01	00	Vehículos automotores terrestres	124.917	0	0	0	0	0	124.917
404	04	05	00	Vehículos de tracción no motorizados	19.128	0	0	0	0	0	19.128
404	05	00	00	Equipos de comunicaciones y de señalamiento	61.064	0	0	0	0	0	61.064
404	05	01	00	Equipos de telecomunicaciones	61.064	0	0	0	0	0	61.064
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.275	0	0	0	0	0	1.275
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.275	0	0	0	0	0	1.275
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	543.744	0	0	0	0	0	543.744
404	09	01	00	Mobiliario y equipos de oficina	98.190	0	0	0	0	0	98.190
404	09	02	00	Equipos de computación	215.558	0	0	0	0	0	215.558
404	09	03	00	Mobiliario y equipos de alojamiento	229.996	0	0	0	0	0	229.996
				Totales	**131.344.996**	**0**	**0**	**0**	**0**	**0**	**131.344.996**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047003 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO APURE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.376

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**90.340.465**	**0**	**0**	**0**	**0**	**0**	**90.340.465**
401	01	00	00	Sueldos, salarios y otras retribuciones	42.086.377	0	0	0	0	0	42.086.377
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	33.797.089	0	0	0	0	0	33.797.089
401	01	03	00	Suplencias a empleados	1.792.566	0	0	0	0	0	1.792.566
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.469.879	0	0	0	0	0	1.469.879
401	01	13	00	Suplencias a obreros	20.000	0	0	0	0	0	20.000
401	01	18	00	Remuneraciones al personal contratado	4.886.145	0	0	0	0	0	4.886.145
401	01	99	00	Otras retribuciones	120.698	0	0	0	0	0	120.698
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.306.655	0	0	0	0	0	2.306.655
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.115.363	0	0	0	0	0	2.115.363
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	191.292	0	0	0	0	0	191.292
401	03	00	00	Primas	7.718.921	0	0	0	0	0	7.718.921
401	03	01	00	Primas por mérito a empleados	1.123.545	0	0	0	0	0	1.123.545
401	03	02	00	Primas de transporte a empleados	28.750	0	0	0	0	0	28.750
401	03	08	00	Primas de profesionalización a empleados	195.500	0	0	0	0	0	195.500
401	03	09	00	Primas por antigüedad a empleados	6.062.988	0	0	0	0	0	6.062.988
401	03	16	00	Primas por mérito a obreros	69.304	0	0	0	0	0	69.304
401	03	17	00	Primas de transporte a obreros	4.486	0	0	0	0	0	4.486
401	03	19	00	Primas por hijos de obreros	4.025	0	0	0	0	0	4.025
401	03	21	00	Primas por antigüedad a obreros	230.323	0	0	0	0	0	230.323
401	04	00	00	Complementos de sueldos y salarios	424.629	0	0	0	0	0	424.629
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	28.750	0	0	0	0	0	28.750
401	04	09	00	Bono compensatorio de transporte a empleados	24.835	0	0	0	0	0	24.835
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	6.330	0	0	0	0	0	6.330

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047003 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO APURE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.376

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	13.800	0	0	0	0	0	13.800
401	04	96	00	Otros complementos a empleados	207.739	0	0	0	0	0	207.739
401	04	97	00	Otros complementos a obreros	5.175	0	0	0	0	0	5.175
401	04	98	00	Otros complementos al personal contratado	138.000	0	0	0	0	0	138.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	24.404.648	0	0	0	0	0	24.404.648
401	05	01	00	Aguinaldos a empleados	16.841.245	0	0	0	0	0	16.841.245
401	05	03	00	Bono vacacional a empleados	4.147.639	0	0	0	0	0	4.147.639
401	05	04	00	Aguinaldos a obreros	771.504	0	0	0	0	0	771.504
401	05	06	00	Bono vacacional a obreros	272.038	0	0	0	0	0	272.038
401	05	07	00	Aguinaldos al personal contratado	1.994.655	0	0	0	0	0	1.994.655
401	05	08	00	Bono vacacional al personal contratado	377.567	0	0	0	0	0	377.567
401	06	00	00	Aportes patronales y legales	5.237.457	0	0	0	0	0	5.237.457
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.206.424	0	0	0	0	0	2.206.424
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	915.070	0	0	0	0	0	915.070
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	923.035	0	0	0	0	0	923.035
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	170.537	0	0	0	0	0	170.537
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	50.182	0	0	0	0	0	50.182
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	63.615	0	0	0	0	0	63.615
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	753.921	0	0	0	0	0	753.921
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	154.673	0	0	0	0	0	154.673
401	07	00	00	Asistencia socio-económica	8.161.778	0	0	0	0	0	8.161.778
401	07	02	00	Becas a empleados	66.758	0	0	0	0	0	66.758
401	07	03	00	Ayudas por matrimonio a empleados	1.725	0	0	0	0	0	1.725

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047003 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO APURE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.376

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.092	0	0	0	0	0	2.092
401	07	05	00	Ayudas por defunción a empleados	1.725	0	0	0	0	0	1.725
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.250.888	0	0	0	0	0	4.250.888
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	12.420	0	0	0	0	0	12.420
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.533.182	0	0	0	0	0	1.533.182
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	439.872	0	0	0	0	0	439.872
401	07	18	00	Becas a obreros	19.493	0	0	0	0	0	19.493
401	07	19	00	Ayudas por matrimonio de obreros	152	0	0	0	0	0	152
401	07	20	00	Ayudas por nacimiento de hijos de obreros	152	0	0	0	0	0	152
401	07	21	00	Ayudas por defunción a obreros	1.553	0	0	0	0	0	1.553
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	153.672	0	0	0	0	0	153.672
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	3.450	0	0	0	0	0	3.450
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	17.316	0	0	0	0	0	17.316
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	57.072	0	0	0	0	0	57.072
401	07	33	00	Asistencia socio-económica al personal contratado	272.636	0	0	0	0	0	272.636
401	07	96	00	Otras subvenciones a empleados	1.166.235	0	0	0	0	0	1.166.235
401	07	97	00	Otras subvenciones a obreros	161.385	0	0	0	0	0	161.385
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**2.063.243**	**0**	**0**	**0**	**0**	**0**	**2.063.243**
402	01	00	00	Productos alimenticios y agropecuarios	103.064	0	0	0	0	0	103.064
402	01	01	00	Alimentos y bebidas para personas	100.080	0	0	0	0	0	100.080
402	01	03	00	Productos agrícolas y pecuarios	2.984	0	0	0	0	0	2.984
402	02	00	00	Productos de minas, canteras y yacimientos	2.469	0	0	0	0	0	2.469
402	02	05	00	Piedra, arcilla, arena y tierra	2.469	0	0	0	0	0	2.469
402	03	00	00	Textiles y vestuarios	15.001	0	0	0	0	0	15.001

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047003 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO APURE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.376

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	15.001	0	0	0	0	0	15.001
402	04	00	00	Productos de cuero y caucho	19.827	0	0	0	0	0	19.827
402	04	03	00	Cauchos y tripas para vehículos	19.827	0	0	0	0	0	19.827
402	05	00	00	Productos de papel, cartón e impresos	770.826	0	0	0	0	0	770.826
402	05	01	00	Pulpa de madera, papel y cartón	71.119	0	0	0	0	0	71.119
402	05	02	00	Envases y cajas de papel y cartón	6.004	0	0	0	0	0	6.004
402	05	03	00	Productos de papel y cartón para oficina	649.872	0	0	0	0	0	649.872
402	05	06	00	Productos de papel y cartón para computación	39.851	0	0	0	0	0	39.851
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.980	0	0	0	0	0	3.980
402	06	00	00	Productos químicos y derivados	168.712	0	0	0	0	0	168.712
402	06	01	00	Sustancias químicas y de uso industrial	1.914	0	0	0	0	0	1.914
402	06	02	00	Abonos, plaguicidas y otros	3.610	0	0	0	0	0	3.610
402	06	03	00	Tintas, pinturas y colorantes	81.387	0	0	0	0	0	81.387
402	06	05	00	Productos de tocador	6.847	0	0	0	0	0	6.847
402	06	06	00	Combustibles y lubricantes	6.636	0	0	0	0	0	6.636
402	06	07	00	Productos diversos derivados del petróleo y del carbón	3.191	0	0	0	0	0	3.191
402	06	08	00	Productos plásticos	65.127	0	0	0	0	0	65.127
402	07	00	00	Productos minerales no metálicos	22.631	0	0	0	0	0	22.631
402	07	01	00	Productos de barro, loza y porcelana	3.040	0	0	0	0	0	3.040
402	07	02	00	Vidrios y productos de vidrio	6.246	0	0	0	0	0	6.246
402	07	03	00	Productos de arcilla para construcción	2.616	0	0	0	0	0	2.616
402	07	04	00	Cemento, cal y yeso	10.729	0	0	0	0	0	10.729
402	08	00	00	Productos metálicos	73.702	0	0	0	0	0	73.702
402	08	01	00	Productos primarios de hierro y acero	3.523	0	0	0	0	0	3.523

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047003 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO APURE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.376

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	33.036	0	0	0	0	0	33.036
402	08	05	00	Materiales de orden público, seguridad y defensa	2.548	0	0	0	0	0	2.548
402	08	07	00	Material de señalamiento	5.933	0	0	0	0	0	5.933
402	08	09	00	Repuestos y accesorios para equipos de transporte	28.662	0	0	0	0	0	28.662
402	09	00	00	Productos de madera	19.880	0	0	0	0	0	19.880
402	09	01	00	Productos primarios de madera	17.202	0	0	0	0	0	17.202
402	09	02	00	Muebles y accesorios de madera para edificaciones	2.678	0	0	0	0	0	2.678
402	10	00	00	Productos varios y útiles diversos	867.131	0	0	0	0	0	867.131
402	10	02	00	Materiales y útiles de limpieza y aseo	69.676	0	0	0	0	0	69.676
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	937	0	0	0	0	0	937
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	63.884	0	0	0	0	0	63.884
402	10	06	00	Condecoraciones, ofrendas y similares	3.096	0	0	0	0	0	3.096
402	10	07	00	Productos de seguridad en el trabajo	4.984	0	0	0	0	0	4.984
402	10	08	00	Materiales para equipos de computación	652.394	0	0	0	0	0	652.394
402	10	11	00	Materiales eléctricos	49.380	0	0	0	0	0	49.380
402	10	12	00	Materiales para instalaciones sanitarias	22.780	0	0	0	0	0	22.780
403	**00**	**00**	**00**	**Servicios no personales**	**1.789.483**	**0**	**0**	**0**	**0**	**0**	**1.789.483**
403	06	00	00	Servicios de transporte y almacenaje	7.422	0	0	0	0	0	7.422
403	06	01	00	Fletes y embalajes	7.422	0	0	0	0	0	7.422
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.566	0	0	0	0	0	17.566
403	07	02	00	Imprenta y reproducción	4.773	0	0	0	0	0	4.773
403	07	03	00	Relaciones sociales	10.601	0	0	0	0	0	10.601
403	07	04	00	Avisos	2.192	0	0	0	0	0	2.192
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.731	0	0	0	0	0	3.731

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047003 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO APURE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.376

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	02	00	Comisiones y gastos bancarios	3.731	0	0	0	0	0	3.731
403	09	00	00	Viáticos y pasajes	604.694	0	0	0	0	0	604.694
403	09	01	00	Viáticos y pasajes dentro del país	604.694	0	0	0	0	0	604.694
403	10	00	00	Servicios profesionales y técnicos	3.825	0	0	0	0	0	3.825
403	10	99	00	Otros servicios profesionales y técnicos	3.825	0	0	0	0	0	3.825
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	185.143	0	0	0	0	0	185.143
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	34.623	0	0	0	0	0	34.623
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	131.392	0	0	0	0	0	131.392
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	19.128	0	0	0	0	0	19.128
403	12	00	00	Conservación y reparaciones menores de obras	127.519	0	0	0	0	0	127.519
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	127.519	0	0	0	0	0	127.519
403	18	00	00	Impuestos indirectos	741.313	0	0	0	0	0	741.313
403	18	01	00	Impuesto al valor agregado	741.313	0	0	0	0	0	741.313
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	86.559	0	0	0	0	0	86.559
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	86.559	0	0	0	0	0	86.559
403	99	00	00	Otros servicios no personales	11.711	0	0	0	0	0	11.711
403	99	01	00	Otros servicios no personales	11.711	0	0	0	0	0	11.711
404	**00**	**00**	**00**	**Activos reales**	**754.622**	**0**	**0**	**0**	**0**	**0**	**754.622**
404	01	00	00	Repuestos y reparaciones mayores	122.085	0	0	0	0	0	122.085
404	01	02	00	Reparaciones mayores de maquinaria y equipos	122.085	0	0	0	0	0	122.085
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	122.085	0	0	0	0	0	122.085
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	60.609	0	0	0	0	0	60.609
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	60.609	0	0	0	0	0	60.609
404	04	00	00	Equipos de transporte, tracción y elevación	90.603	0	0	0	0	0	90.603

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047003 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO APURE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.376

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	01	00	Vehículos automotores terrestres	88.043	0	0	0	0	0	88.043
404	04	05	00	Vehículos de tracción no motorizados	2.560	0	0	0	0	0	2.560
404	05	00	00	Equipos de comunicaciones y de señalamiento	37.311	0	0	0	0	0	37.311
404	05	01	00	Equipos de telecomunicaciones	37.311	0	0	0	0	0	37.311
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	17.152	0	0	0	0	0	17.152
404	07	02	00	Equipos de enseñanza, deporte y recreación	3.826	0	0	0	0	0	3.826
404	07	03	00	Obras de arte	13.326	0	0	0	0	0	13.326
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	7.919	0	0	0	0	0	7.919
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	7.919	0	0	0	0	0	7.919
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	418.943	0	0	0	0	0	418.943
404	09	01	00	Mobiliario y equipos de oficina	134.678	0	0	0	0	0	134.678
404	09	02	00	Equipos de computación	145.364	0	0	0	0	0	145.364
404	09	03	00	Mobiliario y equipos de alojamiento	128.478	0	0	0	0	0	128.478
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	10.423	0	0	0	0	0	10.423
				Totales	**94.947.813**	**0**	**0**	**0**	**0**	**0**	**94.947.813**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047004 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.561

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**120.855.732**	**0**	**0**	**0**	**0**	**0**	**120.855.732**
401	01	00	00	Sueldos, salarios y otras retribuciones	56.747.129	0	0	0	0	0	56.747.129
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	45.257.022	0	0	0	0	0	45.257.022
401	01	03	00	Suplencias a empleados	2.693.460	0	0	0	0	0	2.693.460
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.187.748	0	0	0	0	0	2.187.748
401	01	13	00	Suplencias a obreros	2.600	0	0	0	0	0	2.600
401	01	18	00	Remuneraciones al personal contratado	6.367.545	0	0	0	0	0	6.367.545
401	01	99	00	Otras retribuciones	238.754	0	0	0	0	0	238.754
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.277.917	0	0	0	0	0	4.277.917
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.029.200	0	0	0	0	0	4.029.200
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	248.717	0	0	0	0	0	248.717
401	03	00	00	Primas	9.516.991	0	0	0	0	0	9.516.991
401	03	01	00	Primas por mérito a empleados	1.385.676	0	0	0	0	0	1.385.676
401	03	02	00	Primas de transporte a empleados	15.717	0	0	0	0	0	15.717
401	03	08	00	Primas de profesionalización a empleados	491.466	0	0	0	0	0	491.466
401	03	09	00	Primas por antigüedad a empleados	7.055.002	0	0	0	0	0	7.055.002
401	03	16	00	Primas por mérito a obreros	261.052	0	0	0	0	0	261.052
401	03	17	00	Primas de transporte a obreros	20.814	0	0	0	0	0	20.814
401	03	19	00	Primas por hijos de obreros	8.625	0	0	0	0	0	8.625
401	03	21	00	Primas por antigüedad a obreros	278.639	0	0	0	0	0	278.639
401	04	00	00	Complementos de sueldos y salarios	663.959	0	0	0	0	0	663.959
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	100.644	0	0	0	0	0	100.644
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	42.954	0	0	0	0	0	42.954
401	04	19	00	Bono compensatorio de transporte a obreros	4.370	0	0	0	0	0	4.370

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047004 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.561

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	109.250	0	0	0	0	0	109.250
401	04	96	00	Otros complementos a empleados	253.000	0	0	0	0	0	253.000
401	04	97	00	Otros complementos a obreros	9.775	0	0	0	0	0	9.775
401	04	98	00	Otros complementos al personal contratado	143.966	0	0	0	0	0	143.966
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	32.181.104	0	0	0	0	0	32.181.104
401	05	01	00	Aguinaldos a empleados	21.962.832	0	0	0	0	0	21.962.832
401	05	03	00	Bono vacacional a empleados	6.290.628	0	0	0	0	0	6.290.628
401	05	04	00	Aguinaldos a obreros	596.669	0	0	0	0	0	596.669
401	05	06	00	Bono vacacional a obreros	298.209	0	0	0	0	0	298.209
401	05	07	00	Aguinaldos al personal contratado	2.477.190	0	0	0	0	0	2.477.190
401	05	08	00	Bono vacacional al personal contratado	555.576	0	0	0	0	0	555.576
401	06	00	00	Aportes patronales y legales	9.151.021	0	0	0	0	0	9.151.021
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.472.749	0	0	0	0	0	5.472.749
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.334.797	0	0	0	0	0	1.334.797
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.225.077	0	0	0	0	0	1.225.077
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	182.486	0	0	0	0	0	182.486
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	37.902	0	0	0	0	0	37.902
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	46.446	0	0	0	0	0	46.446
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	717.095	0	0	0	0	0	717.095
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	134.469	0	0	0	0	0	134.469
401	07	00	00	Asistencia socio-económica	8.317.611	0	0	0	0	0	8.317.611
401	07	02	00	Becas a empleados	25.300	0	0	0	0	0	25.300
401	07	03	00	Ayudas por matrimonio a empleados	4.019	0	0	0	0	0	4.019

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047004 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.561

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.512	0	0	0	0	0	2.512
401	07	05	00	Ayudas por defunción a empleados	1.256	0	0	0	0	0	1.256
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	5.786.847	0	0	0	0	0	5.786.847
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.709	0	0	0	0	0	4.709
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	996.619	0	0	0	0	0	996.619
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	306.936	0	0	0	0	0	306.936
401	07	18	00	Becas a obreros	13.800	0	0	0	0	0	13.800
401	07	19	00	Ayudas por matrimonio de obreros	207	0	0	0	0	0	207
401	07	20	00	Ayudas por nacimiento de hijos de obreros	207	0	0	0	0	0	207
401	07	21	00	Ayudas por defunción a obreros	2.512	0	0	0	0	0	2.512
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	149.262	0	0	0	0	0	149.262
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.000	0	0	0	0	0	1.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	16.061	0	0	0	0	0	16.061
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	10.440	0	0	0	0	0	10.440
401	07	33	00	Asistencia socio-económica al personal contratado	170.729	0	0	0	0	0	170.729
401	07	96	00	Otras subvenciones a empleados	791.700	0	0	0	0	0	791.700
401	07	97	00	Otras subvenciones a obreros	33.495	0	0	0	0	0	33.495
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.926.275**	**0**	**0**	**0**	**0**	**0**	**2.926.275**
402	01	00	00	Productos alimenticios y agropecuarios	180.019	0	0	0	0	0	180.019
402	01	01	00	Alimentos y bebidas para personas	180.019	0	0	0	0	0	180.019
402	02	00	00	Productos de minas, canteras y yacimientos	1.026	0	0	0	0	0	1.026
402	02	05	00	Piedra, arcilla, arena y tierra	1.026	0	0	0	0	0	1.026
402	03	00	00	Textiles y vestuarios	11.355	0	0	0	0	0	11.355
402	03	01	00	Textiles	7.607	0	0	0	0	0	7.607

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047004 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.561

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	02	00	Prendas de vestir	3.748	0	0	0	0	0	3.748
402	04	00	00	Productos de cuero y caucho	59.257	0	0	0	0	0	59.257
402	04	03	00	Cauchos y tripas para vehículos	59.257	0	0	0	0	0	59.257
402	05	00	00	Productos de papel, cartón e impresos	1.006.598	0	0	0	0	0	1.006.598
402	05	01	00	Pulpa de madera, papel y cartón	99.737	0	0	0	0	0	99.737
402	05	02	00	Envases y cajas de papel y cartón	6.216	0	0	0	0	0	6.216
402	05	03	00	Productos de papel y cartón para oficina	882.397	0	0	0	0	0	882.397
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	18.248	0	0	0	0	0	18.248
402	06	00	00	Productos químicos y derivados	255.294	0	0	0	0	0	255.294
402	06	01	00	Sustancias químicas y de uso industrial	2.004	0	0	0	0	0	2.004
402	06	02	00	Abonos, plaguicidas y otros	3.535	0	0	0	0	0	3.535
402	06	03	00	Tintas, pinturas y colorantes	118.110	0	0	0	0	0	118.110
402	06	06	00	Combustibles y lubricantes	24.976	0	0	0	0	0	24.976
402	06	07	00	Productos diversos derivados del petróleo y del carbón	6.672	0	0	0	0	0	6.672
402	06	08	00	Productos plásticos	99.997	0	0	0	0	0	99.997
402	07	00	00	Productos minerales no metálicos	7.649	0	0	0	0	0	7.649
402	07	02	00	Vidrios y productos de vidrio	3.040	0	0	0	0	0	3.040
402	07	04	00	Cemento, cal y yeso	4.609	0	0	0	0	0	4.609
402	08	00	00	Productos metálicos	160.820	0	0	0	0	0	160.820
402	08	02	00	Productos de metales no ferrosos	1.692	0	0	0	0	0	1.692
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	68.019	0	0	0	0	0	68.019
402	08	05	00	Materiales de orden público, seguridad y defensa	9.447	0	0	0	0	0	9.447
402	08	09	00	Repuestos y accesorios para equipos de transporte	59.532	0	0	0	0	0	59.532
402	08	10	00	Repuestos y accesorios para otros equipos	22.130	0	0	0	0	0	22.130

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047004 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.561

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	00	00	Productos de madera	14.048	0	0	0	0	0	14.048
402	09	99	00	Otros productos de madera	14.048	0	0	0	0	0	14.048
402	10	00	00	Productos varios y útiles diversos	1.230.209	0	0	0	0	0	1.230.209
402	10	02	00	Materiales y útiles de limpieza y aseo	122.988	0	0	0	0	0	122.988
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.683	0	0	0	0	0	4.683
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	215.533	0	0	0	0	0	215.533
402	10	06	00	Condecoraciones, ofrendas y similares	10.431	0	0	0	0	0	10.431
402	10	07	00	Productos de seguridad en el trabajo	25.007	0	0	0	0	0	25.007
402	10	08	00	Materiales para equipos de computación	700.006	0	0	0	0	0	700.006
402	10	11	00	Materiales eléctricos	100.462	0	0	0	0	0	100.462
402	10	12	00	Materiales para instalaciones sanitarias	27.177	0	0	0	0	0	27.177
402	10	13	00	Materiales fotográficos	13.670	0	0	0	0	0	13.670
402	10	99	00	Otros productos y útiles diversos	10.252	0	0	0	0	0	10.252
403	**00**	**00**	**00**	**Servicios no personales**	**2.139.603**	**0**	**0**	**0**	**0**	**0**	**2.139.603**
403	06	00	00	Servicios de transporte y almacenaje	5.041	0	0	0	0	0	5.041
403	06	01	00	Fletes y embalajes	3.711	0	0	0	0	0	3.711
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.330	0	0	0	0	0	1.330
403	07	00	00	Servicios de información, impresión y relaciones públicas	80.496	0	0	0	0	0	80.496
403	07	02	00	Imprenta y reproducción	70.305	0	0	0	0	0	70.305
403	07	04	00	Avisos	10.191	0	0	0	0	0	10.191
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.392	0	0	0	0	0	2.392
403	08	02	00	Comisiones y gastos bancarios	2.392	0	0	0	0	0	2.392
403	09	00	00	Viáticos y pasajes	185.849	0	0	0	0	0	185.849
403	09	01	00	Viáticos y pasajes dentro del país	185.849	0	0	0	0	0	185.849

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047004 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.561

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	36.707	0	0	0	0	0	36.707
403	10	99	00	Otros servicios profesionales y técnicos	36.707	0	0	0	0	0	36.707
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	649.650	0	0	0	0	0	649.650
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	250.946	0	0	0	0	0	250.946
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	25.823	0	0	0	0	0	25.823
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.637	0	0	0	0	0	1.637
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	23.220	0	0	0	0	0	23.220
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	348.024	0	0	0	0	0	348.024
403	12	00	00	Conservación y reparaciones menores de obras	196.482	0	0	0	0	0	196.482
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	196.482	0	0	0	0	0	196.482
403	18	00	00	Impuestos indirectos	794.824	0	0	0	0	0	794.824
403	18	01	00	Impuesto al valor agregado	794.824	0	0	0	0	0	794.824
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	94.474	0	0	0	0	0	94.474
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	94.474	0	0	0	0	0	94.474
403	99	00	00	Otros servicios no personales	93.688	0	0	0	0	0	93.688
403	99	01	00	Otros servicios no personales	93.688	0	0	0	0	0	93.688
404	**00**	**00**	**00**	**Activos reales**	**575.714**	**0**	**0**	**0**	**0**	**0**	**575.714**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	34.563	0	0	0	0	0	34.563
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	34.563	0	0	0	0	0	34.563
404	04	00	00	Equipos de transporte, tracción y elevación	64.788	0	0	0	0	0	64.788
404	04	01	00	Vehículos automotores terrestres	64.788	0	0	0	0	0	64.788
404	05	00	00	Equipos de comunicaciones y de señalamiento	39.962	0	0	0	0	0	39.962
404	05	01	00	Equipos de telecomunicaciones	39.962	0	0	0	0	0	39.962

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047004 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.561

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	203.473	0	0	0	0	0	203.473
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	203.473	0	0	0	0	0	203.473
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	232.928	0	0	0	0	0	232.928
404	09	01	00	Mobiliario y equipos de oficina	89.660	0	0	0	0	0	89.660
404	09	02	00	Equipos de computación	84.149	0	0	0	0	0	84.149
404	09	03	00	Mobiliario y equipos de alojamiento	59.119	0	0	0	0	0	59.119
				Totales	**126.497.324**	**0**	**0**	**0**	**0**	**0**	**126.497.324**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047005 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO BARINAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.346

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**96.462.436**	**0**	**0**	**0**	**0**	**0**	**96.462.436**
401	01	00	00	Sueldos, salarios y otras retribuciones	45.243.646	0	0	0	0	0	45.243.646
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	33.961.161	0	0	0	0	0	33.961.161
401	01	03	00	Suplencias a empleados	5.090.365	0	0	0	0	0	5.090.365
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.671.864	0	0	0	0	0	1.671.864
401	01	13	00	Suplencias a obreros	35.000	0	0	0	0	0	35.000
401	01	18	00	Remuneraciones al personal contratado	4.410.648	0	0	0	0	0	4.410.648
401	01	99	00	Otras retribuciones	74.608	0	0	0	0	0	74.608
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.450.365	0	0	0	0	0	2.450.365
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.223.501	0	0	0	0	0	2.223.501
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	226.864	0	0	0	0	0	226.864
401	03	00	00	Primas	8.246.911	0	0	0	0	0	8.246.911
401	03	01	00	Primas por mérito a empleados	1.477.302	0	0	0	0	0	1.477.302
401	03	02	00	Primas de transporte a empleados	79.074	0	0	0	0	0	79.074
401	03	08	00	Primas de profesionalización a empleados	330.063	0	0	0	0	0	330.063
401	03	09	00	Primas por antigüedad a empleados	5.793.460	0	0	0	0	0	5.793.460
401	03	16	00	Primas por mérito a obreros	278.737	0	0	0	0	0	278.737
401	03	17	00	Primas de transporte a obreros	12.004	0	0	0	0	0	12.004
401	03	19	00	Primas por hijos de obreros	460	0	0	0	0	0	460
401	03	21	00	Primas por antigüedad a obreros	275.811	0	0	0	0	0	275.811
401	04	00	00	Complementos de sueldos y salarios	575.418	0	0	0	0	0	575.418
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	266.044	0	0	0	0	0	266.044
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	5.613	0	0	0	0	0	5.613
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	25.837	0	0	0	0	0	25.837

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047005 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO BARINAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.346

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	96	00	Otros complementos a empleados	235.655	0	0	0	0	0	235.655
401	04	97	00	Otros complementos a obreros	20.727	0	0	0	0	0	20.727
401	04	98	00	Otros complementos al personal contratado	21.542	0	0	0	0	0	21.542
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	27.606.677	0	0	0	0	0	27.606.677
401	05	01	00	Aguinaldos a empleados	17.739.408	0	0	0	0	0	17.739.408
401	05	03	00	Bono vacacional a empleados	4.332.810	0	0	0	0	0	4.332.810
401	05	04	00	Aguinaldos a obreros	914.314	0	0	0	0	0	914.314
401	05	06	00	Bono vacacional a obreros	318.576	0	0	0	0	0	318.576
401	05	07	00	Aguinaldos al personal contratado	3.936.741	0	0	0	0	0	3.936.741
401	05	08	00	Bono vacacional al personal contratado	364.828	0	0	0	0	0	364.828
401	06	00	00	Aportes patronales y legales	5.076.226	0	0	0	0	0	5.076.226
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.811.285	0	0	0	0	0	2.811.285
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	739.515	0	0	0	0	0	739.515
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	739.515	0	0	0	0	0	739.515
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	150.468	0	0	0	0	0	150.468
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	33.437	0	0	0	0	0	33.437
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	33.437	0	0	0	0	0	33.437
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	454.174	0	0	0	0	0	454.174
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	114.395	0	0	0	0	0	114.395
401	07	00	00	Asistencia socio-económica	7.263.193	0	0	0	0	0	7.263.193
401	07	02	00	Becas a empleados	141.678	0	0	0	0	0	141.678
401	07	03	00	Ayudas por matrimonio a empleados	3.600	0	0	0	0	0	3.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.200	0	0	0	0	0	4.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN

META: 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 210047005 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO BARINAS

UNIDAD DE MEDIDA: DOTACIÓN

META: 1.346

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	05	00	Ayudas por defunción a empleados	5.250	0	0	0	0	0	5.250
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.359.648	0	0	0	0	0	4.359.648
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.900	0	0	0	0	0	6.900
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.000.000	0	0	0	0	0	1.000.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	289.536	0	0	0	0	0	289.536
401	07	18	00	Becas a obreros	11.500	0	0	0	0	0	11.500
401	07	19	00	Ayudas por matrimonio de obreros	1.200	0	0	0	0	0	1.200
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.200	0	0	0	0	0	1.200
401	07	21	00	Ayudas por defunción a obreros	3.150	0	0	0	0	0	3.150
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	336.766	0	0	0	0	0	336.766
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	460	0	0	0	0	0	460
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	68.141	0	0	0	0	0	68.141
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	27.144	0	0	0	0	0	27.144
401	07	33	00	Asistencia socio-económica al personal contratado	171.535	0	0	0	0	0	171.535
401	07	96	00	Otras subvenciones a empleados	749.070	0	0	0	0	0	749.070
401	07	97	00	Otras subvenciones a obreros	82.215	0	0	0	0	0	82.215
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.801.715**	**0**	**0**	**0**	**0**	**0**	**1.801.715**
402	01	00	00	Productos alimenticios y agropecuarios	240.770	0	0	0	0	0	240.770
402	01	01	00	Alimentos y bebidas para personas	240.770	0	0	0	0	0	240.770
402	03	00	00	Textiles y vestuarios	1.425	0	0	0	0	0	1.425
402	03	01	00	Textiles	1.425	0	0	0	0	0	1.425
402	04	00	00	Productos de cuero y caucho	35.334	0	0	0	0	0	35.334
402	04	03	00	Cauchos y tripas para vehículos	35.334	0	0	0	0	0	35.334
402	05	00	00	Productos de papel, cartón e impresos	514.634	0	0	0	0	0	514.634

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047005 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO BARINAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.346

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	64.030	0	0	0	0	0	64.030
402	05	03	00	Productos de papel y cartón para oficina	441.803	0	0	0	0	0	441.803
402	05	06	00	Productos de papel y cartón para computación	5.700	0	0	0	0	0	5.700
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.101	0	0	0	0	0	3.101
402	06	00	00	Productos químicos y derivados	102.109	0	0	0	0	0	102.109
402	06	03	00	Tintas, pinturas y colorantes	35.270	0	0	0	0	0	35.270
402	06	06	00	Combustibles y lubricantes	24.643	0	0	0	0	0	24.643
402	06	08	00	Productos plásticos	42.196	0	0	0	0	0	42.196
402	07	00	00	Productos minerales no metálicos	3.548	0	0	0	0	0	3.548
402	07	02	00	Vidrios y productos de vidrio	2.321	0	0	0	0	0	2.321
402	07	03	00	Productos de arcilla para construcción	258	0	0	0	0	0	258
402	07	04	00	Cemento, cal y yeso	969	0	0	0	0	0	969
402	08	00	00	Productos metálicos	103.092	0	0	0	0	0	103.092
402	08	01	00	Productos primarios de hierro y acero	2.991	0	0	0	0	0	2.991
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	43.528	0	0	0	0	0	43.528
402	08	07	00	Material de señalamiento	2.751	0	0	0	0	0	2.751
402	08	09	00	Repuestos y accesorios para equipos de transporte	35.145	0	0	0	0	0	35.145
402	08	10	00	Repuestos y accesorios para otros equipos	18.677	0	0	0	0	0	18.677
402	09	00	00	Productos de madera	4.030	0	0	0	0	0	4.030
402	09	01	00	Productos primarios de madera	4.030	0	0	0	0	0	4.030
402	10	00	00	Productos varios y útiles diversos	781.764	0	0	0	0	0	781.764
402	10	01	00	Artículos de deporte, recreación y juguetes	4.060	0	0	0	0	0	4.060
402	10	02	00	Materiales y útiles de limpieza y aseo	78.383	0	0	0	0	0	78.383
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	200.663	0	0	0	0	0	200.663

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047005 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO BARINAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.346

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	4.047	0	0	0	0	0	4.047
402	10	07	00	Productos de seguridad en el trabajo	11.836	0	0	0	0	0	11.836
402	10	08	00	Materiales para equipos de computación	425.200	0	0	0	0	0	425.200
402	10	11	00	Materiales eléctricos	54.400	0	0	0	0	0	54.400
402	10	12	00	Materiales para instalaciones sanitarias	3.175	0	0	0	0	0	3.175
402	99	00	00	Otros materiales y suministros	15.009	0	0	0	0	0	15.009
402	99	01	00	Otros materiales y suministros	15.009	0	0	0	0	0	15.009
403	**00**	**00**	**00**	**Servicios no personales**	**2.246.193**	**0**	**0**	0	0	0	**2.246.193**
403	06	00	00	Servicios de transporte y almacenaje	4.653	0	0	0	0	0	4.653
403	06	01	00	Fletes y embalajes	4.653	0	0	0	0	0	4.653
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.145	0	0	0	0	0	7.145
403	07	02	00	Imprenta y reproducción	2.019	0	0	0	0	0	2.019
403	07	03	00	Relaciones sociales	3.810	0	0	0	0	0	3.810
403	07	04	00	Avisos	1.316	0	0	0	0	0	1.316
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	240.441	0	0	0	0	0	240.441
403	08	02	00	Comisiones y gastos bancarios	240.441	0	0	0	0	0	240.441
403	09	00	00	Viáticos y pasajes	508.244	0	0	0	0	0	508.244
403	09	01	00	Viáticos y pasajes dentro del pais	508.244	0	0	0	0	0	508.244
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	597.723	0	0	0	0	0	597.723
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	370.490	0	0	0	0	0	370.490
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	4.571	0	0	0	0	0	4.571
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	222.662	0	0	0	0	0	222.662
403	12	00	00	Conservación y reparaciones menores de obras	151.954	0	0	0	0	0	151.954
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	151.954	0	0	0	0	0	151.954

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047005 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO BARINAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.346

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	605.840	0	0	0	0	0	605.840
403	18	01	00	Impuesto al valor agregado	605.840	0	0	0	0	0	605.840
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	97.088	0	0	0	0	0	97.088
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	97.088	0	0	0	0	0	97.088
403	99	00	00	Otros servicios no personales	33.105	0	0	0	0	0	33.105
403	99	01	00	Otros servicios no personales	33.105	0	0	0	0	0	33.105
404	**00**	**00**	**00**	**Activos reales**	**485.277**	**0**	**0**	**0**	**0**	**0**	**485.277**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	58.368	0	0	0	0	0	58.368
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	58.368	0	0	0	0	0	58.368
404	04	00	00	Equipos de transporte, tracción y elevación	51.830	0	0	0	0	0	51.830
404	04	01	00	Vehículos automotores terrestres	51.830	0	0	0	0	0	51.830
404	05	00	00	Equipos de comunicaciones y de señalamiento	25.922	0	0	0	0	0	25.922
404	05	01	00	Equipos de telecomunicaciones	25.922	0	0	0	0	0	25.922
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.580	0	0	0	0	0	2.580
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.580	0	0	0	0	0	2.580
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.230	0	0	0	0	0	10.230
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.230	0	0	0	0	0	10.230
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	336.347	0	0	0	0	0	336.347
404	09	01	00	Mobiliario y equipos de oficina	90.412	0	0	0	0	0	90.412
404	09	02	00	Equipos de computación	151.617	0	0	0	0	0	151.617
404	09	03	00	Mobiliario y equipos de alojamiento	94.318	0	0	0	0	0	94.318
				Totales	**100.995.621**	**0**	**0**	**0**	**0**	**0**	**100.995.621**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047006 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.540

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**125.999.481**	**0**	**0**	**0**	**0**	**0**	**125.999.481**
401	01	00	00	Sueldos, salarios y otras retribuciones	57.027.590	0	0	0	0	0	57.027.590
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	48.466.949	0	0	0	0	0	48.466.949
401	01	03	00	Suplencias a empleados	2.954.322	0	0	0	0	0	2.954.322
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.018.200	0	0	0	0	0	1.018.200
401	01	13	00	Suplencias a obreros	1.000	0	0	0	0	0	1.000
401	01	18	00	Remuneraciones al personal contratado	4.554.028	0	0	0	0	0	4.554.028
401	01	99	00	Otras retribuciones	33.091	0	0	0	0	0	33.091
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.119.356	0	0	0	0	0	3.119.356
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.991.246	0	0	0	0	0	2.991.246
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	128.110	0	0	0	0	0	128.110
401	03	00	00	Primas	10.299.914	0	0	0	0	0	10.299.914
401	03	01	00	Primas por mérito a empleados	1.544.256	0	0	0	0	0	1.544.256
401	03	02	00	Primas de transporte a empleados	61.759	0	0	0	0	0	61.759
401	03	08	00	Primas de profesionalización a empleados	534.770	0	0	0	0	0	534.770
401	03	09	00	Primas por antigüedad a empleados	7.755.321	0	0	0	0	0	7.755.321
401	03	16	00	Primas por mérito a obreros	153.662	0	0	0	0	0	153.662
401	03	17	00	Primas de transporte a obreros	9.087	0	0	0	0	0	9.087
401	03	19	00	Primas por hijos de obreros	32.539	0	0	0	0	0	32.539
401	03	21	00	Primas por antigüedad a obreros	208.520	0	0	0	0	0	208.520
401	04	00	00	Complementos de sueldos y salarios	726.986	0	0	0	0	0	726.986
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	264.500	0	0	0	0	0	264.500
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	14.950	0	0	0	0	0	14.950
401	04	19	00	Bono compensatorio de transporte a obreros	1.300	0	0	0	0	0	1.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047006 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.540

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	115.000	0	0	0	0	0	115.000
401	04	96	00	Otros complementos a empleados	87.000	0	0	0	0	0	87.000
401	04	97	00	Otros complementos a obreros	122.118	0	0	0	0	0	122.118
401	04	98	00	Otros complementos al personal contratado	122.118	0	0	0	0	0	122.118
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	35.552.081	0	0	0	0	0	35.552.081
401	05	01	00	Aguinaldos a empleados	24.660.578	0	0	0	0	0	24.660.578
401	05	03	00	Bono vacacional a empleados	6.912.496	0	0	0	0	0	6.912.496
401	05	04	00	Aguinaldos a obreros	547.030	0	0	0	0	0	547.030
401	05	06	00	Bono vacacional a obreros	190.603	0	0	0	0	0	190.603
401	05	07	00	Aguinaldos al personal contratado	2.735.845	0	0	0	0	0	2.735.845
401	05	08	00	Bono vacacional al personal contratado	505.529	0	0	0	0	0	505.529
401	06	00	00	Aportes patronales y legales	8.764.061	0	0	0	0	0	8.764.061
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.273.761	0	0	0	0	0	5.273.761
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.304.966	0	0	0	0	0	1.304.966
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.364.296	0	0	0	0	0	1.364.296
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	136.055	0	0	0	0	0	136.055
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	30.235	0	0	0	0	0	30.235
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	30.235	0	0	0	0	0	30.235
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	518.744	0	0	0	0	0	518.744
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	105.769	0	0	0	0	0	105.769
401	07	00	00	Asistencia socio-económica	10.509.493	0	0	0	0	0	10.509.493
401	07	02	00	Becas a empleados	80.500	0	0	0	0	0	80.500
401	07	03	00	Ayudas por matrimonio a empleados	1.291	0	0	0	0	0	1.291

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047006 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.540

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.300	0	0	0	0	0	2.300
401	07	05	00	Ayudas por defunción a empleados	3.605	0	0	0	0	0	3.605
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.933.230	0	0	0	0	0	6.933.230
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	16.560	0	0	0	0	0	16.560
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	694.078	0	0	0	0	0	694.078
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	400.896	0	0	0	0	0	400.896
401	07	18	00	Becas a obreros	5.750	0	0	0	0	0	5.750
401	07	19	00	Ayudas por matrimonio de obreros	177	0	0	0	0	0	177
401	07	20	00	Ayudas por nacimiento de hijos de obreros	152	0	0	0	0	0	152
401	07	21	00	Ayudas por defunción a obreros	1.150	0	0	0	0	0	1.150
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.038.200	0	0	0	0	0	1.038.200
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	15.000	0	0	0	0	0	15.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	10.000	0	0	0	0	0	10.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	9.744	0	0	0	0	0	9.744
401	07	33	00	Asistencia socio-económica al personal contratado	221.975	0	0	0	0	0	221.975
401	07	96	00	Otras subvenciones a empleados	1.044.435	0	0	0	0	0	1.044.435
401	07	97	00	Otras subvenciones a obreros	30.450	0	0	0	0	0	30.450
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.542.448**	**0**	**0**	**0**	**0**	**0**	**3.542.448**
402	01	00	00	Productos alimenticios y agropecuarios	268.033	0	0	0	0	0	268.033
402	01	01	00	Alimentos y bebidas para personas	261.019	0	0	0	0	0	261.019
402	01	03	00	Productos agrícolas y pecuarios	7.014	0	0	0	0	0	7.014
402	02	00	00	Productos de minas, canteras y yacimientos	570	0	0	0	0	0	570
402	02	05	00	Piedra, arcilla, arena y tierra	570	0	0	0	0	0	570
402	03	00	00	Textiles y vestuarios	12.468	0	0	0	0	0	12.468

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047006 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.540

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	8.720	0	0	0	0	0	8.720
402	03	02	00	Prendas de vestir	3.748	0	0	0	0	0	3.748
402	04	00	00	Productos de cuero y caucho	49.057	0	0	0	0	0	49.057
402	04	03	00	Cauchos y tripas para vehículos	49.057	0	0	0	0	0	49.057
402	05	00	00	Productos de papel, cartón e impresos	943.276	0	0	0	0	0	943.276
402	05	01	00	Pulpa de madera, papel y cartón	23.454	0	0	0	0	0	23.454
402	05	02	00	Envases y cajas de papel y cartón	5.274	0	0	0	0	0	5.274
402	05	03	00	Productos de papel y cartón para oficina	905.749	0	0	0	0	0	905.749
402	05	04	00	Libros, revistas y periódicos	351	0	0	0	0	0	351
402	05	06	00	Productos de papel y cartón para computación	2.072	0	0	0	0	0	2.072
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.376	0	0	0	0	0	6.376
402	06	00	00	Productos químicos y derivados	283.794	0	0	0	0	0	283.794
402	06	01	00	Sustancias químicas y de uso industrial	3.357	0	0	0	0	0	3.357
402	06	02	00	Abonos, plaguicidas y otros	8.932	0	0	0	0	0	8.932
402	06	03	00	Tintas, pinturas y colorantes	105.003	0	0	0	0	0	105.003
402	06	04	00	Productos farmacéuticos y medicamentos	772	0	0	0	0	0	772
402	06	05	00	Productos de tocador	13.506	0	0	0	0	0	13.506
402	06	06	00	Combustibles y lubricantes	28.457	0	0	0	0	0	28.457
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.160	0	0	0	0	0	1.160
402	06	08	00	Productos plásticos	122.607	0	0	0	0	0	122.607
402	07	00	00	Productos minerales no metálicos	39.391	0	0	0	0	0	39.391
402	07	02	00	Vidrios y productos de vidrio	11.692	0	0	0	0	0	11.692
402	07	03	00	Productos de arcilla para construcción	23.996	0	0	0	0	0	23.996
402	07	04	00	Cemento, cal y yeso	3.703	0	0	0	0	0	3.703

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047006 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.540

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	467.571	0	0	0	0	0	467.571
402	08	01	00	Productos primarios de hierro y acero	41.967	0	0	0	0	0	41.967
402	08	02	00	Productos de metales no ferrosos	3.384	0	0	0	0	0	3.384
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	188.587	0	0	0	0	0	188.587
402	08	04	00	Productos metálicos estructurales	4.782	0	0	0	0	0	4.782
402	08	05	00	Materiales de orden público, seguridad y defensa	7.807	0	0	0	0	0	7.807
402	08	07	00	Material de señalamiento	8.458	0	0	0	0	0	8.458
402	08	09	00	Repuestos y accesorios para equipos de transporte	111.244	0	0	0	0	0	111.244
402	08	10	00	Repuestos y accesorios para otros equipos	97.364	0	0	0	0	0	97.364
402	08	99	00	Otros productos metálicos	3.978	0	0	0	0	0	3.978
402	09	00	00	Productos de madera	120.950	0	0	0	0	0	120.950
402	09	01	00	Productos primarios de madera	53.846	0	0	0	0	0	53.846
402	09	02	00	Muebles y accesorios de madera para edificaciones	67.104	0	0	0	0	0	67.104
402	10	00	00	Productos varios y útiles diversos	1.343.366	0	0	0	0	0	1.343.366
402	10	01	00	Artículos de deporte, recreación y juguetes	14.808	0	0	0	0	0	14.808
402	10	02	00	Materiales y útiles de limpieza y aseo	106.597	0	0	0	0	0	106.597
402	10	03	00	Utensilios de cocina y comedor	5.985	0	0	0	0	0	5.985
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.580	0	0	0	0	0	2.580
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	111.337	0	0	0	0	0	111.337
402	10	06	00	Condecoraciones, ofrendas y similares	12.765	0	0	0	0	0	12.765
402	10	07	00	Productos de seguridad en el trabajo	67.540	0	0	0	0	0	67.540
402	10	08	00	Materiales para equipos de computación	769.560	0	0	0	0	0	769.560
402	10	11	00	Materiales eléctricos	127.819	0	0	0	0	0	127.819
402	10	12	00	Materiales para instalaciones sanitarias	50.415	0	0	0	0	0	50.415

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047006 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.540

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	73.960	0	0	0	0	0	73.960
402	99	00	00	Otros materiales y suministros	13.972	0	0	0	0	0	13.972
402	99	01	00	Otros materiales y suministros	13.972	0	0	0	0	0	13.972
403	**00**	**00**	**00**	**Servicios no personales**	**2.716.452**	**0**	**0**	**0**	**0**	**0**	**2.716.452**
403	06	00	00	Servicios de transporte y almacenaje	4.655	0	0	0	0	0	4.655
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	4.655	0	0	0	0	0	4.655
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.671	0	0	0	0	0	5.671
403	07	02	00	Imprenta y reproducción	5.671	0	0	0	0	0	5.671
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	670	0	0	0	0	0	670
403	08	02	00	Comisiones y gastos bancarios	670	0	0	0	0	0	670
403	09	00	00	Viáticos y pasajes	410.750	0	0	0	0	0	410.750
403	09	01	00	Viáticos y pasajes dentro del país	410.750	0	0	0	0	0	410.750
403	10	00	00	Servicios profesionales y técnicos	13.433	0	0	0	0	0	13.433
403	10	09	00	Servicios de lavandería y tintorería	3.870	0	0	0	0	0	3.870
403	10	99	00	Otros servicios profesionales y técnicos	9.563	0	0	0	0	0	9.563
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	442.970	0	0	0	0	0	442.970
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	152.222	0	0	0	0	0	152.222
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	21.041	0	0	0	0	0	21.041
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	250.579	0	0	0	0	0	250.579
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	19.128	0	0	0	0	0	19.128
403	12	00	00	Conservación y reparaciones menores de obras	796.392	0	0	0	0	0	796.392
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	783.417	0	0	0	0	0	783.417
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	12.975	0	0	0	0	0	12.975
403	18	00	00	Impuestos indirectos	926.077	0	0	0	0	0	926.077

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN

META: 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: **2013**

ACCIÓN ESPECÍFICA: 210047006 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN

META: 3.540

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	926.077	0	0	0	0	0	926.077
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	114.596	0	0	0	0	0	114.596
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	114.596	0	0	0	0	0	114.596
403	99	00	00	Otros servicios no personales	1.238	0	0	0	0	0	1.238
403	99	01	00	Otros servicios no personales	1.238	0	0	0	0	0	1.238
404	**00**	**00**	**00**	**Activos reales**	**321.400**	**0**	**0**	**0**	**0**	0	**321.400**
404	01	00	00	Repuestos y reparaciones mayores	6.041	0	0	0	0	0	6.041
404	01	01	00	Repuestos mayores	1.320	0	0	0	0	0	1.320
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.320	0	0	0	0	0	1.320
404	01	02	00	Reparaciones mayores de maquinaria y equipos	4.721	0	0	0	0	0	4.721
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	4.721	0	0	0	0	0	4.721
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	19.439	0	0	0	0	0	19.439
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	3.826	0	0	0	0	0	3.826
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	2.091	0	0	0	0	0	2.091
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.787	0	0	0	0	0	3.787
404	03	05	00	Maquinaria y equipos industriales y de taller	6.057	0	0	0	0	0	6.057
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	3.678	0	0	0	0	0	3.678
404	04	00	00	Equipos de transporte, tracción y elevación	12.958	0	0	0	0	0	12.958
404	04	01	00	Vehículos automotores terrestres	12.958	0	0	0	0	0	12.958
404	05	00	00	Equipos de comunicaciones y de señalamiento	940	0	0	0	0	0	940
404	05	01	00	Equipos de telecomunicaciones	940	0	0	0	0	0	940
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.393	0	0	0	0	0	10.393
404	07	01	00	Equipos científicos y de laboratorio	1.148	0	0	0	0	0	1.148
404	07	02	00	Equipos de enseñanza, deporte y recreación	9.245	0	0	0	0	0	9.245

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047006 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.540

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	13.199	0	0	0	0	0	13.199
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	13.199	0	0	0	0	0	13.199
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	258.430	0	0	0	0	0	258.430
404	09	01	00	Mobiliario y equipos de oficina	109.833	0	0	0	0	0	109.833
404	09	02	00	Equipos de computación	43.905	0	0	0	0	0	43.905
404	09	03	00	Mobiliario y equipos de alojamiento	99.836	0	0	0	0	0	99.836
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	4.856	0	0	0	0	0	4.856
				Totales	**132.579.781**	0	0	0	0	0	**132.579.781**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047007 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.590

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**162.045.509**	0	0	0	0	0	**162.045.509**
401	01	00	00	Sueldos, salarios y otras retribuciones	75.573.126	0	0	0	0	0	75.573.126
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	62.271.735	0	0	0	0	0	62.271.735
401	01	03	00	Suplencias a empleados	3.080.710	0	0	0	0	0	3.080.710
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.194.742	0	0	0	0	0	1.194.742
401	01	13	00	Suplencias a obreros	238.809	0	0	0	0	0	238.809
401	01	18	00	Remuneraciones al personal contratado	8.556.988	0	0	0	0	0	8.556.988
401	01	99	00	Otras retribuciones	230.142	0	0	0	0	0	230.142
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.205.744	0	0	0	0	0	5.205.744
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.059.327	0	0	0	0	0	5.059.327
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	146.417	0	0	0	0	0	146.417
401	03	00	00	Primas	13.067.303	0	0	0	0	0	13.067.303
401	03	01	00	Primas por mérito a empleados	1.946.801	0	0	0	0	0	1.946.801
401	03	02	00	Primas de transporte a empleados	24.768	0	0	0	0	0	24.768
401	03	08	00	Primas de profesionalización a empleados	476.639	0	0	0	0	0	476.639
401	03	09	00	Primas por antigüedad a empleados	10.255.586	0	0	0	0	0	10.255.586
401	03	16	00	Primas por mérito a obreros	139.773	0	0	0	0	0	139.773
401	03	17	00	Primas de transporte a obreros	5.100	0	0	0	0	0	5.100
401	03	19	00	Primas por hijos de obreros	575	0	0	0	0	0	575
401	03	21	00	Primas por antigüedad a obreros	218.061	0	0	0	0	0	218.061
401	04	00	00	Complementos de sueldos y salarios	672.765	0	0	0	0	0	672.765
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	115.000	0	0	0	0	0	115.000
401	04	03	00	Complemento a empleados por gastos de alimentación	1.961	0	0	0	0	0	1.961
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.000	0	0	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047007 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.590

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	19	00	Bono compensatorio de transporte a obreros	1.000	0	0	0	0	0	1.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	57.500	0	0	0	0	0	57.500
401	04	96	00	Otros complementos a empleados	356.472	0	0	0	0	0	356.472
401	04	97	00	Otros complementos a obreros	8.832	0	0	0	0	0	8.832
401	04	98	00	Otros complementos al personal contratado	130.000	0	0	0	0	0	130.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	43.868.946	0	0	0	0	0	43.868.946
401	05	01	00	Aguinaldos a empleados	31.901.157	0	0	0	0	0	31.901.157
401	05	03	00	Bono vacacional a empleados	7.903.453	0	0	0	0	0	7.903.453
401	05	04	00	Aguinaldos a obreros	636.547	0	0	0	0	0	636.547
401	05	06	00	Bono vacacional a obreros	221.793	0	0	0	0	0	221.793
401	05	07	00	Aguinaldos al personal contratado	2.490.111	0	0	0	0	0	2.490.111
401	05	08	00	Bono vacacional al personal contratado	715.885	0	0	0	0	0	715.885
401	06	00	00	Aportes patronales y legales	11.994.841	0	0	0	0	0	11.994.841
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.211.820	0	0	0	0	0	7.211.820
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.678.618	0	0	0	0	0	1.678.618
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.644.592	0	0	0	0	0	1.644.592
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	207.527	0	0	0	0	0	207.527
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	37.401	0	0	0	0	0	37.401
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	37.179	0	0	0	0	0	37.179
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	974.070	0	0	0	0	0	974.070
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	203.634	0	0	0	0	0	203.634
401	07	00	00	Asistencia socio-económica	11.662.784	0	0	0	0	0	11.662.784
401	07	02	00	Becas a empleados	13.319	0	0	0	0	0	13.319

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047007 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.590

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	665	0	0	0	0	0	665
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.062	0	0	0	0	0	1.062
401	07	05	00	Ayudas por defunción a empleados	665	0	0	0	0	0	665
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.121.130	0	0	0	0	0	8.121.130
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.000	0	0	0	0	0	1.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.579.763	0	0	0	0	0	1.579.763
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	379.320	0	0	0	0	0	379.320
401	07	18	00	Becas a obreros	2.130	0	0	0	0	0	2.130
401	07	19	00	Ayudas por matrimonio de obreros	222	0	0	0	0	0	222
401	07	20	00	Ayudas por nacimiento de hijos de obreros	222	0	0	0	0	0	222
401	07	21	00	Ayudas por defunción a obreros	222	0	0	0	0	0	222
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	233.011	0	0	0	0	0	233.011
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.000	0	0	0	0	0	1.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	49.273	0	0	0	0	0	49.273
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	25.752	0	0	0	0	0	25.752
401	07	33	00	Asistencia socio-económica al personal contratado	215.683	0	0	0	0	0	215.683
401	07	96	00	Otras subvenciones a empleados	983.535	0	0	0	0	0	983.535
401	07	97	00	Otras subvenciones a obreros	54.810	0	0	0	0	0	54.810
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.635.531**	**0**	**0**	**0**	**0**	**0**	**3.635.531**
402	01	00	00	Productos alimenticios y agropecuarios	155.386	0	0	0	0	0	155.386
402	01	01	00	Alimentos y bebidas para personas	155.386	0	0	0	0	0	155.386
402	03	00	00	Textiles y vestuarios	9.877	0	0	0	0	0	9.877
402	03	01	00	Textiles	9.877	0	0	0	0	0	9.877
402	04	00	00	Productos de cuero y caucho	50.001	0	0	0	0	0	50.001

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047007 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.590

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	50.001	0	0	0	0	0	50.001
402	05	00	00	Productos de papel, cartón e impresos	1.140.558	0	0	0	0	0	1.140.558
402	05	01	00	Pulpa de madera, papel y cartón	158.851	0	0	0	0	0	158.851
402	05	02	00	Envases y cajas de papel y cartón	24.568	0	0	0	0	0	24.568
402	05	03	00	Productos de papel y cartón para oficina	833.022	0	0	0	0	0	833.022
402	05	06	00	Productos de papel y cartón para computación	53.079	0	0	0	0	0	53.079
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	71.038	0	0	0	0	0	71.038
402	06	00	00	Productos químicos y derivados	584.791	0	0	0	0	0	584.791
402	06	01	00	Sustancias químicas y de uso industrial	1.920	0	0	0	0	0	1.920
402	06	02	00	Abonos, plaguicidas y otros	21.952	0	0	0	0	0	21.952
402	06	03	00	Tintas, pinturas y colorantes	455.024	0	0	0	0	0	455.024
402	06	05	00	Productos de tocador	8.783	0	0	0	0	0	8.783
402	06	06	00	Combustibles y lubricantes	29.826	0	0	0	0	0	29.826
402	06	07	00	Productos diversos derivados del petróleo y del carbón	2.611	0	0	0	0	0	2.611
402	06	08	00	Productos plásticos	64.675	0	0	0	0	0	64.675
402	07	00	00	Productos minerales no metálicos	25.523	0	0	0	0	0	25.523
402	07	02	00	Vidrios y productos de vidrio	12.124	0	0	0	0	0	12.124
402	07	04	00	Cemento, cal y yeso	13.399	0	0	0	0	0	13.399
402	08	00	00	Productos metálicos	331.662	0	0	0	0	0	331.662
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	102.395	0	0	0	0	0	102.395
402	08	04	00	Productos metálicos estructurales	478	0	0	0	0	0	478
402	08	07	00	Material de señalamiento	58.670	0	0	0	0	0	58.670
402	08	09	00	Repuestos y accesorios para equipos de transporte	94.524	0	0	0	0	0	94.524
402	08	10	00	Repuestos y accesorios para otros equipos	56.371	0	0	0	0	0	56.371

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047007 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.590

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	99	00	Otros productos metálicos	19.224	0	0	0	0	0	19.224
402	10	00	00	Productos varios y útiles diversos	1.322.743	0	0	0	0	0	1.322.743
402	10	01	00	Artículos de deporte, recreación y juguetes	15.856	0	0	0	0	0	15.856
402	10	02	00	Materiales y útiles de limpieza y aseo	66.024	0	0	0	0	0	66.024
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	14.410	0	0	0	0	0	14.410
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	134.622	0	0	0	0	0	134.622
402	10	06	00	Condecoraciones, ofrendas y similares	6.192	0	0	0	0	0	6.192
402	10	07	00	Productos de seguridad en el trabajo	14.014	0	0	0	0	0	14.014
402	10	08	00	Materiales para equipos de computación	828.711	0	0	0	0	0	828.711
402	10	11	00	Materiales eléctricos	160.491	0	0	0	0	0	160.491
402	10	12	00	Materiales para instalaciones sanitarias	58.338	0	0	0	0	0	58.338
402	10	99	00	Otros productos y útiles diversos	24.085	0	0	0	0	0	24.085
402	99	00	00	Otros materiales y suministros	14.990	0	0	0	0	0	14.990
402	99	01	00	Otros materiales y suministros	14.990	0	0	0	0	0	14.990
403	**00**	**00**	**00**	**Servicios no personales**	**3.394.734**	**0**	**0**	**0**	**0**	**0**	**3.394.734**
403	06	00	00	Servicios de transporte y almacenaje	8.479	0	0	0	0	0	8.479
403	06	01	00	Fletes y embalajes	8.479	0	0	0	0	0	8.479
403	07	00	00	Servicios de información, impresión y relaciones públicas	29.315	0	0	0	0	0	29.315
403	07	02	00	Imprenta y reproducción	13.389	0	0	0	0	0	13.389
403	07	03	00	Relaciones sociales	7.588	0	0	0	0	0	7.588
403	07	04	00	Avisos	8.338	0	0	0	0	0	8.338
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	10.427	0	0	0	0	0	10.427
403	08	02	00	Comisiones y gastos bancarios	10.427	0	0	0	0	0	10.427
403	09	00	00	Viáticos y pasajes	649.699	0	0	0	0	0	649.699

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047007 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.590

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	649.699	0	0	0	0	0	649.699
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	481.621	0	0	0	0	0	481.621
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	358.194	0	0	0	0	0	358.194
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	30.689	0	0	0	0	0	30.689
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	57.384	0	0	0	0	0	57.384
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	35.354	0	0	0	0	0	35.354
403	12	00	00	Conservación y reparaciones menores de obras	952.487	0	0	0	0	0	952.487
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	952.487	0	0	0	0	0	952.487
403	18	00	00	Impuestos indirectos	1.103.673	0	0	0	0	0	1.103.673
403	18	01	00	Impuesto al valor agregado	1.103.673	0	0	0	0	0	1.103.673
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	135.611	0	0	0	0	0	135.611
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	135.611	0	0	0	0	0	135.611
403	99	00	00	Otros servicios no personales	23.422	0	0	0	0	0	23.422
403	99	01	00	Otros servicios no personales	23.422	0	0	0	0	0	23.422
404	**00**	**00**	**00**	**Activos reales**	**1.511.814**	**0**	**0**	**0**	**0**	**0**	**1.511.814**
404	01	00	00	Repuestos y reparaciones mayores	27.378	0	0	0	0	0	27.378
404	01	01	00	Repuestos mayores	27.378	0	0	0	0	0	27.378
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	27.378	0	0	0	0	0	27.378
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	27.729	0	0	0	0	0	27.729
404	03	05	00	Maquinaria y equipos industriales y de taller	27.729	0	0	0	0	0	27.729
404	04	00	00	Equipos de transporte, tracción y elevación	10.734	0	0	0	0	0	10.734
404	04	05	00	Vehículos de tracción no motorizados	10.734	0	0	0	0	0	10.734
404	05	00	00	Equipos de comunicaciones y de señalamiento	149.727	0	0	0	0	0	149.727

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047007 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.590

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	01	00	Equipos de telecomunicaciones	149.727	0	0	0	0	0	149.727
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	32.556	0	0	0	0	0	32.556
404	07	02	00	Equipos de enseñanza, deporte y recreación	21.678	0	0	0	0	0	21.678
404	07	03	00	Obras de arte	10.878	0	0	0	0	0	10.878
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.263.690	0	0	0	0	0	1.263.690
404	09	01	00	Mobiliario y equipos de oficina	436.745	0	0	0	0	0	436.745
404	09	02	00	Equipos de computación	399.435	0	0	0	0	0	399.435
404	09	03	00	Mobiliario y equipos de alojamiento	427.510	0	0	0	0	0	427.510
				Totales	**170.587.588**	**0**	**0**	**0**	**0**	**0**	**170.587.588**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047008 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO COJEDES

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.942

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**64.484.241**	**0**	**0**	**0**	**0**	**0**	**64.484.241**
401	01	00	00	Sueldos, salarios y otras retribuciones	29.985.658	0	0	0	0	0	29.985.658
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	22.483.415	0	0	0	0	0	22.483.415
401	01	03	00	Suplencias a empleados	2.688.833	0	0	0	0	0	2.688.833
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	911.861	0	0	0	0	0	911.861
401	01	13	00	Suplencias a obreros	10.781	0	0	0	0	0	10.781
401	01	18	00	Remuneraciones al personal contratado	3.625.231	0	0	0	0	0	3.625.231
401	01	99	00	Otras retribuciones	265.537	0	0	0	0	0	265.537
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.498.483	0	0	0	0	0	1.498.483
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.390.112	0	0	0	0	0	1.390.112
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	108.371	0	0	0	0	0	108.371
401	03	00	00	Primas	5.196.398	0	0	0	0	0	5.196.398
401	03	01	00	Primas por mérito a empleados	735.001	0	0	0	0	0	735.001
401	03	02	00	Primas de transporte a empleados	6.900	0	0	0	0	0	6.900
401	03	08	00	Primas de profesionalización a empleados	181.025	0	0	0	0	0	181.025
401	03	09	00	Primas por antigüedad a empleados	4.051.580	0	0	0	0	0	4.051.580
401	03	16	00	Primas por mérito a obreros	87.072	0	0	0	0	0	87.072
401	03	17	00	Primas de transporte a obreros	3.726	0	0	0	0	0	3.726
401	03	19	00	Primas por hijos de obreros	920	0	0	0	0	0	920
401	03	21	00	Primas por antigüedad a obreros	130.174	0	0	0	0	0	130.174
401	04	00	00	Complementos de sueldos y salarios	831.659	0	0	0	0	0	831.659
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	286.696	0	0	0	0	0	286.696
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	5.494	0	0	0	0	0	5.494
401	04	19	00	Bono compensatorio de transporte a obreros	13.555	0	0	0	0	0	13.555

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047008 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO COJEDES

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.942

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	48.710	0	0	0	0	0	48.710
401	04	96	00	Otros complementos a empleados	386.516	0	0	0	0	0	386.516
401	04	97	00	Otros complementos a obreros	11.491	0	0	0	0	0	11.491
401	04	98	00	Otros complementos al personal contratado	79.197	0	0	0	0	0	79.197
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	18.655.916	0	0	0	0	0	18.655.916
401	05	01	00	Aguinaldos a empleados	12.048.876	0	0	0	0	0	12.048.876
401	05	03	00	Bono vacacional a empleados	3.562.623	0	0	0	0	0	3.562.623
401	05	04	00	Aguinaldos a obreros	481.006	0	0	0	0	0	481.006
401	05	06	00	Bono vacacional a obreros	206.777	0	0	0	0	0	206.777
401	05	07	00	Aguinaldos al personal contratado	2.062.874	0	0	0	0	0	2.062.874
401	05	08	00	Bono vacacional al personal contratado	293.760	0	0	0	0	0	293.760
401	06	00	00	Aportes patronales y legales	3.986.884	0	0	0	0	0	3.986.884
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.732.307	0	0	0	0	0	1.732.307
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	688.199	0	0	0	0	0	688.199
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	740.759	0	0	0	0	0	740.759
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	143.918	0	0	0	0	0	143.918
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	35.578	0	0	0	0	0	35.578
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	34.140	0	0	0	0	0	34.140
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	513.085	0	0	0	0	0	513.085
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	98.898	0	0	0	0	0	98.898
401	07	00	00	Asistencia socio-económica	4.329.243	0	0	0	0	0	4.329.243
401	07	02	00	Becas a empleados	104.362	0	0	0	0	0	104.362
401	07	03	00	Ayudas por matrimonio a empleados	1.511	0	0	0	0	0	1.511

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN

META: 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 210047008 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO COJEDES

UNIDAD DE MEDIDA: DOTACIÓN

META: 1.942

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.848	0	0	0	0	0	1.848
401	07	05	00	Ayudas por defunción a empleados	2.591	0	0	0	0	0	2.591
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.898.970	0	0	0	0	0	2.898.970
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	33.000	0	0	0	0	0	33.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	187.622	0	0	0	0	0	187.622
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	186.528	0	0	0	0	0	186.528
401	07	18	00	Becas a obreros	40.440	0	0	0	0	0	40.440
401	07	19	00	Ayudas por matrimonio de obreros	138	0	0	0	0	0	138
401	07	20	00	Ayudas por nacimiento de hijos de obreros	231	0	0	0	0	0	231
401	07	21	00	Ayudas por defunción a obreros	2.121	0	0	0	0	0	2.121
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	245.565	0	0	0	0	0	245.565
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.500	0	0	0	0	0	2.500
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	11.544	0	0	0	0	0	11.544
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	19.488	0	0	0	0	0	19.488
401	07	33	00	Asistencia socio-económica al personal contratado	103.584	0	0	0	0	0	103.584
401	07	96	00	Otras subvenciones a empleados	432.390	0	0	0	0	0	432.390
401	07	97	00	Otras subvenciones a obreros	54.810	0	0	0	0	0	54.810
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**1.483.229**	**0**	**0**	**0**	**0**	**0**	**1.483.229**
402	01	00	00	Productos alimenticios y agropecuarios	118.898	0	0	0	0	0	118.898
402	01	01	00	Alimentos y bebidas para personas	118.898	0	0	0	0	0	118.898
402	03	00	00	Textiles y vestuarios	11.273	0	0	0	0	0	11.273
402	03	01	00	Textiles	11.273	0	0	0	0	0	11.273
402	04	00	00	Productos de cuero y caucho	56.787	0	0	0	0	0	56.787
402	04	02	00	Productos de cuero y sucedáneos del cuero	11.610	0	0	0	0	0	11.610

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 21 - 97

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047008 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO COJEDES

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.942

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	45.177	0	0	0	0	0	45.177
402	05	00	00	Productos de papel, cartón e impresos	346.439	0	0	0	0	0	346.439
402	05	01	00	Pulpa de madera, papel y cartón	43.339	0	0	0	0	0	43.339
402	05	02	00	Envases y cajas de papel y cartón	22.343	0	0	0	0	0	22.343
402	05	03	00	Productos de papel y cartón para oficina	280.757	0	0	0	0	0	280.757
402	06	00	00	Productos químicos y derivados	176.652	0	0	0	0	0	176.652
402	06	01	00	Sustancias químicas y de uso industrial	7.090	0	0	0	0	0	7.090
402	06	02	00	Abonos, plaguicidas y otros	3.535	0	0	0	0	0	3.535
402	06	03	00	Tintas, pinturas y colorantes	96.834	0	0	0	0	0	96.834
402	06	05	00	Productos de tocador	12.083	0	0	0	0	0	12.083
402	06	06	00	Combustibles y lubricantes	14.166	0	0	0	0	0	14.166
402	06	08	00	Productos plásticos	42.944	0	0	0	0	0	42.944
402	07	00	00	Productos minerales no metálicos	13.970	0	0	0	0	0	13.970
402	07	04	00	Cemento, cal y yeso	13.970	0	0	0	0	0	13.970
402	08	00	00	Productos metálicos	92.386	0	0	0	0	0	92.386
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	39.484	0	0	0	0	0	39.484
402	08	09	00	Repuestos y accesorios para equipos de transporte	41.347	0	0	0	0	0	41.347
402	08	10	00	Repuestos y accesorios para otros equipos	11.555	0	0	0	0	0	11.555
402	10	00	00	Productos varios y útiles diversos	666.824	0	0	0	0	0	666.824
402	10	01	00	Artículos de deporte, recreación y juguetes	5.699	0	0	0	0	0	5.699
402	10	02	00	Materiales y útiles de limpieza y aseo	106.195	0	0	0	0	0	106.195
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	71.373	0	0	0	0	0	71.373
402	10	06	00	Condecoraciones, ofrendas y similares	5.216	0	0	0	0	0	5.216
402	10	07	00	Productos de seguridad en el trabajo	37.007	0	0	0	0	0	37.007

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047008 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO COJEDES

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.942

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	326.873	0	0	0	0	0	326.873
402	10	11	00	Materiales eléctricos	71.322	0	0	0	0	0	71.322
402	10	12	00	Materiales para instalaciones sanitarias	43.139	0	0	0	0	0	43.139
403	**00**	**00**	**00**	**Servicios no personales**	**1.720.281**	**0**	**0**	**0**	**0**	**0**	**1.720.281**
403	02	00	00	Alquileres de maquinaria y equipos	8.671	0	0	0	0	0	8.671
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	8.671	0	0	0	0	0	8.671
403	07	00	00	Servicios de información, impresión y relaciones públicas	103.990	0	0	0	0	0	103.990
403	07	02	00	Imprenta y reproducción	83.066	0	0	0	0	0	83.066
403	07	03	00	Relaciones sociales	8.927	0	0	0	0	0	8.927
403	07	04	00	Avisos	11.997	0	0	0	0	0	11.997
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.826	0	0	0	0	0	3.826
403	08	02	00	Comisiones y gastos bancarios	3.826	0	0	0	0	0	3.826
403	09	00	00	Viáticos y pasajes	214.083	0	0	0	0	0	214.083
403	09	01	00	Viáticos y pasajes dentro del país	214.083	0	0	0	0	0	214.083
403	10	00	00	Servicios profesionales y técnicos	56.434	0	0	0	0	0	56.434
403	10	09	00	Servicios de lavandería y tintorería	5.502	0	0	0	0	0	5.502
403	10	99	00	Otros servicios profesionales y técnicos	50.932	0	0	0	0	0	50.932
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	450.917	0	0	0	0	0	450.917
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	211.693	0	0	0	0	0	211.693
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	9.821	0	0	0	0	0	9.821
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	19.500	0	0	0	0	0	19.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	209.903	0	0	0	0	0	209.903
403	12	00	00	Conservación y reparaciones menores de obras	240.621	0	0	0	0	0	240.621

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047008 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO COJEDES

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.942

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	240.621	0	0	0	0	0	240.621
403	18	00	00	Impuestos indirectos	555.629	0	0	0	0	0	555.629
403	18	01	00	Impuesto al valor agregado	555.629	0	0	0	0	0	555.629
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	48.373	0	0	0	0	0	48.373
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	48.373	0	0	0	0	0	48.373
403	99	00	00	Otros servicios no personales	37.737	0	0	0	0	0	37.737
403	99	01	00	Otros servicios no personales	37.737	0	0	0	0	0	37.737
404	**00**	**00**	**00**	**Activos reales**	**995.273**	**0**	**0**	**0**	**0**	**0**	**995.273**
404	01	00	00	Repuestos y reparaciones mayores	12.258	0	0	0	0	0	12.258
404	01	01	00	Repuestos mayores	12.258	0	0	0	0	0	12.258
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	12.258	0	0	0	0	0	12.258
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	125.923	0	0	0	0	0	125.923
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	13.390	0	0	0	0	0	13.390
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	5.464	0	0	0	0	0	5.464
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	95.154	0	0	0	0	0	95.154
404	03	05	00	Maquinaria y equipos industriales y de taller	11.915	0	0	0	0	0	11.915
404	04	00	00	Equipos de transporte, tracción y elevación	129.576	0	0	0	0	0	129.576
404	04	01	00	Vehículos automotores terrestres	129.576	0	0	0	0	0	129.576
404	05	00	00	Equipos de comunicaciones y de señalamiento	83.400	0	0	0	0	0	83.400
404	05	01	00	Equipos de telecomunicaciones	83.400	0	0	0	0	0	83.400
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	36.691	0	0	0	0	0	36.691
404	07	02	00	Equipos de enseñanza, deporte y recreación	19.794	0	0	0	0	0	19.794
404	07	03	00	Obras de arte	11.987	0	0	0	0	0	11.987
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	4.910	0	0	0	0	0	4.910

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047008 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO COJEDES

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.942

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	9.191	0	0	0	0	0	9.191
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	9.191	0	0	0	0	0	9.191
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	598.234	0	0	0	0	0	598.234
404	09	01	00	Mobiliario y equipos de oficina	243.837	0	0	0	0	0	243.837
404	09	02	00	Equipos de computación	178.621	0	0	0	0	0	178.621
404	09	03	00	Mobiliario y equipos de alojamiento	175.776	0	0	0	0	0	175.776
				Totales	**68.683.024**	**0**	**0**	**0**	**0**	**0**	**68.683.024**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047009 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 876

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**36.500.500**	**0**	**0**	**0**	**0**	**0**	**36.500.500**
401	01	00	00	Sueldos, salarios y otras retribuciones	16.404.619	0	0	0	0	0	16.404.619
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	12.338.028	0	0	0	0	0	12.338.028
401	01	03	00	Suplencias a empleados	1.143.996	0	0	0	0	0	1.143.996
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	686.914	0	0	0	0	0	686.914
401	01	13	00	Suplencias a obreros	3.000	0	0	0	0	0	3.000
401	01	18	00	Remuneraciones al personal contratado	2.095.498	0	0	0	0	0	2.095.498
401	01	99	00	Otras retribuciones	137.183	0	0	0	0	0	137.183
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.152.245	0	0	0	0	0	1.152.245
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.037.256	0	0	0	0	0	1.037.256
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	114.989	0	0	0	0	0	114.989
401	03	00	00	Primas	3.128.441	0	0	0	0	0	3.128.441
401	03	01	00	Primas por mérito a empleados	403.359	0	0	0	0	0	403.359
401	03	02	00	Primas de transporte a empleados	13.219	0	0	0	0	0	13.219
401	03	08	00	Primas de profesionalización a empleados	117.625	0	0	0	0	0	117.625
401	03	09	00	Primas por antigüedad a empleados	2.337.712	0	0	0	0	0	2.337.712
401	03	16	00	Primas por mérito a obreros	131.553	0	0	0	0	0	131.553
401	03	17	00	Primas de transporte a obreros	8.050	0	0	0	0	0	8.050
401	03	19	00	Primas por hijos de obreros	3.450	0	0	0	0	0	3.450
401	03	21	00	Primas por antigüedad a obreros	113.473	0	0	0	0	0	113.473
401	04	00	00	Complementos de sueldos y salarios	720.821	0	0	0	0	0	720.821
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	57.500	0	0	0	0	0	57.500
401	04	03	00	Complemento a empleados por gastos de alimentación	24.600	0	0	0	0	0	24.600
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	4.390	0	0	0	0	0	4.390

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047009 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 876

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	16	00	Complemento a obreros por gastos de alimentación	10.080	0	0	0	0	0	10.080
401	04	19	00	Bono compensatorio de transporte a obreros	2.563	0	0	0	0	0	2.563
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	54.718	0	0	0	0	0	54.718
401	04	96	00	Otros complementos a empleados	412.290	0	0	0	0	0	412.290
401	04	97	00	Otros complementos a obreros	59.337	0	0	0	0	0	59.337
401	04	98	00	Otros complementos al personal contratado	95.343	0	0	0	0	0	95.343
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	10.052.158	0	0	0	0	0	10.052.158
401	05	01	00	Aguinaldos a empleados	6.780.349	0	0	0	0	0	6.780.349
401	05	03	00	Bono vacacional a empleados	1.665.585	0	0	0	0	0	1.665.585
401	05	04	00	Aguinaldos a obreros	333.424	0	0	0	0	0	333.424
401	05	06	00	Bono vacacional a obreros	116.176	0	0	0	0	0	116.176
401	05	07	00	Aguinaldos al personal contratado	937.492	0	0	0	0	0	937.492
401	05	08	00	Bono vacacional al personal contratado	219.132	0	0	0	0	0	219.132
401	06	00	00	Aportes patronales y legales	2.192.802	0	0	0	0	0	2.192.802
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.084.447	0	0	0	0	0	1.084.447
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	408.158	0	0	0	0	0	408.158
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	375.595	0	0	0	0	0	375.595
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	54.129	0	0	0	0	0	54.129
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	12.029	0	0	0	0	0	12.029
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	12.029	0	0	0	0	0	12.029
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	208.505	0	0	0	0	0	208.505
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	37.910	0	0	0	0	0	37.910
401	07	00	00	Asistencia socio-económica	2.849.414	0	0	0	0	0	2.849.414

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047009 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 876

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	02	00	Becas a empleados	35.873	0	0	0	0	0	35.873
401	07	03	00	Ayudas por matrimonio a empleados	1.200	0	0	0	0	0	1.200
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.500	0	0	0	0	0	1.500
401	07	05	00	Ayudas por defunción a empleados	2.100	0	0	0	0	0	2.100
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.811.770	0	0	0	0	0	1.811.770
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	24.000	0	0	0	0	0	24.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	204.424	0	0	0	0	0	204.424
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	117.624	0	0	0	0	0	117.624
401	07	18	00	Becas a obreros	32.141	0	0	0	0	0	32.141
401	07	19	00	Ayudas por matrimonio de obreros	600	0	0	0	0	0	600
401	07	20	00	Ayudas por nacimiento de hijos de obreros	600	0	0	0	0	0	600
401	07	21	00	Ayudas por defunción a obreros	1.400	0	0	0	0	0	1.400
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	162.934	0	0	0	0	0	162.934
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	15.000	0	0	0	0	0	15.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.772	0	0	0	0	0	5.772
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	22.968	0	0	0	0	0	22.968
401	07	33	00	Asistencia socio-económica al personal contratado	71.513	0	0	0	0	0	71.513
401	07	96	00	Otras subvenciones a empleados	267.960	0	0	0	0	0	267.960
401	07	97	00	Otras subvenciones a obreros	70.035	0	0	0	0	0	70.035
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.053.279**	0	0	0	0	0	**1.053.279**
402	01	00	00	Productos alimenticios y agropecuarios	33.305	0	0	0	0	0	33.305
402	01	01	00	Alimentos y bebidas para personas	33.305	0	0	0	0	0	33.305
402	03	00	00	Textiles y vestuarios	11.596	0	0	0	0	0	11.596
402	03	01	00	Textiles	11.596	0	0	0	0	0	11.596

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047009 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 876

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	00	00	Productos de cuero y caucho	30.782	0	0	0	0	0	30.782
402	04	03	00	Cauchos y tripas para vehículos	30.782	0	0	0	0	0	30.782
402	05	00	00	Productos de papel, cartón e impresos	298.414	0	0	0	0	0	298.414
402	05	01	00	Pulpa de madera, papel y cartón	68.618	0	0	0	0	0	68.618
402	05	02	00	Envases y cajas de papel y cartón	7.547	0	0	0	0	0	7.547
402	05	03	00	Productos de papel y cartón para oficina	208.650	0	0	0	0	0	208.650
402	05	06	00	Productos de papel y cartón para computación	9.795	0	0	0	0	0	9.795
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.804	0	0	0	0	0	3.804
402	06	00	00	Productos químicos y derivados	140.687	0	0	0	0	0	140.687
402	06	01	00	Sustancias químicas y de uso industrial	1.493	0	0	0	0	0	1.493
402	06	02	00	Abonos, plaguicidas y otros	4.518	0	0	0	0	0	4.518
402	06	03	00	Tintas, pinturas y colorantes	84.027	0	0	0	0	0	84.027
402	06	06	00	Combustibles y lubricantes	15.289	0	0	0	0	0	15.289
402	06	08	00	Productos plásticos	35.360	0	0	0	0	0	35.360
402	07	00	00	Productos minerales no metálicos	36.940	0	0	0	0	0	36.940
402	07	02	00	Vidrios y productos de vidrio	4.443	0	0	0	0	0	4.443
402	07	04	00	Cemento, cal y yeso	32.497	0	0	0	0	0	32.497
402	08	00	00	Productos metálicos	62.256	0	0	0	0	0	62.256
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	48.092	0	0	0	0	0	48.092
402	08	07	00	Material de señalamiento	2.913	0	0	0	0	0	2.913
402	08	09	00	Repuestos y accesorios para equipos de transporte	11.251	0	0	0	0	0	11.251
402	10	00	00	Productos varios y útiles diversos	437.112	0	0	0	0	0	437.112
402	10	02	00	Materiales y útiles de limpieza y aseo	62.535	0	0	0	0	0	62.535
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	69.625	0	0	0	0	0	69.625

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047009 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 876

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	5.012	0	0	0	0	0	5.012
402	10	08	00	Materiales para equipos de computación	179.295	0	0	0	0	0	179.295
402	10	11	00	Materiales eléctricos	86.054	0	0	0	0	0	86.054
402	10	12	00	Materiales para instalaciones sanitarias	28.494	0	0	0	0	0	28.494
402	10	99	00	Otros productos y útiles diversos	6.097	0	0	0	0	0	6.097
402	99	00	00	Otros materiales y suministros	2.187	0	0	0	0	0	2.187
402	99	01	00	Otros materiales y suministros	2.187	0	0	0	0	0	2.187
403	**00**	**00**	**00**	**Servicios no personales**	**1.396.797**	**0**	**0**	**0**	**0**	**0**	**1.396.797**
403	06	00	00	Servicios de transporte y almacenaje	9.154	0	0	0	0	0	9.154
403	06	01	00	Fletes y embalajes	6.494	0	0	0	0	0	6.494
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.660	0	0	0	0	0	2.660
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.848	0	0	0	0	0	3.848
403	07	04	00	Avisos	3.848	0	0	0	0	0	3.848
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	40.177	0	0	0	0	0	40.177
403	08	02	00	Comisiones y gastos bancarios	40.177	0	0	0	0	0	40.177
403	09	00	00	Viáticos y pasajes	409.330	0	0	0	0	0	409.330
403	09	01	00	Viáticos y pasajes dentro del país	409.330	0	0	0	0	0	409.330
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	360.694	0	0	0	0	0	360.694
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	178.944	0	0	0	0	0	178.944
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	6.057	0	0	0	0	0	6.057
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	175.693	0	0	0	0	0	175.693
403	12	00	00	Conservación y reparaciones menores de obras	180.172	0	0	0	0	0	180.172
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	180.172	0	0	0	0	0	180.172
403	18	00	00	Impuestos indirectos	372.329	0	0	0	0	0	372.329

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047009 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 876

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	372.329	0	0	0	0	0	372.329
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	21.093	0	0	0	0	0	21.093
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	21.093	0	0	0	0	0	21.093
404	**00**	**00**	**00**	**Activos reales**	**491.512**	**0**	**0**	**0**	**0**	**0**	**491.512**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	100.991	0	0	0	0	0	100.991
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	5.738	0	0	0	0	0	5.738
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	59.018	0	0	0	0	0	59.018
404	03	05	00	Maquinaria y equipos industriales y de taller	7.508	0	0	0	0	0	7.508
404	03	06	00	Maquinaria y equipos de energía	14.013	0	0	0	0	0	14.013
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	14.714	0	0	0	0	0	14.714
404	04	00	00	Equipos de transporte, tracción y elevación	14.570	0	0	0	0	0	14.570
404	04	05	00	Vehículos de tracción no motorizados	14.570	0	0	0	0	0	14.570
404	05	00	00	Equipos de comunicaciones y de señalamiento	19.656	0	0	0	0	0	19.656
404	05	01	00	Equipos de telecomunicaciones	19.656	0	0	0	0	0	19.656
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	19.951	0	0	0	0	0	19.951
404	07	02	00	Equipos de enseñanza, deporte y recreación	19.951	0	0	0	0	0	19.951
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	59.041	0	0	0	0	0	59.041
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	59.041	0	0	0	0	0	59.041
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	277.303	0	0	0	0	0	277.303
404	09	01	00	Mobiliario y equipos de oficina	73.871	0	0	0	0	0	73.871
404	09	02	00	Equipos de computación	138.886	0	0	0	0	0	138.886
404	09	03	00	Mobiliario y equipos de alojamiento	59.764	0	0	0	0	0	59.764
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	4.782	0	0	0	0	0	4.782
				Totales	**39.442.088**	**0**	**0**	**0**	**0**	0	**39.442.088**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047010 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.870

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**96.388.809**	0	0	0	0	0	**96.388.809**
401	01	00	00	Sueldos, salarios y otras retribuciones	47.537.930	0	0	0	0	0	47.537.930
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	37.775.238	0	0	0	0	0	37.775.238
401	01	03	00	Suplencias a empleados	3.045.241	0	0	0	0	0	3.045.241
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.270.725	0	0	0	0	0	1.270.725
401	01	13	00	Suplencias a obreros	3.500	0	0	0	0	0	3.500
401	01	18	00	Remuneraciones al personal contratado	5.303.226	0	0	0	0	0	5.303.226
401	01	99	00	Otras retribuciones	140.000	0	0	0	0	0	140.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.521.750	0	0	0	0	0	2.521.750
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.368.386	0	0	0	0	0	2.368.386
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	153.364	0	0	0	0	0	153.364
401	03	00	00	Primas	7.122.459	0	0	0	0	0	7.122.459
401	03	01	00	Primas por mérito a empleados	1.196.290	0	0	0	0	0	1.196.290
401	03	02	00	Primas de transporte a empleados	20.700	0	0	0	0	0	20.700
401	03	08	00	Primas de profesionalización a empleados	299.702	0	0	0	0	0	299.702
401	03	09	00	Primas por antigüedad a empleados	5.219.053	0	0	0	0	0	5.219.053
401	03	16	00	Primas por mérito a obreros	218.144	0	0	0	0	0	218.144
401	03	17	00	Primas de transporte a obreros	9.200	0	0	0	0	0	9.200
401	03	19	00	Primas por hijos de obreros	9.200	0	0	0	0	0	9.200
401	03	21	00	Primas por antigüedad a obreros	150.170	0	0	0	0	0	150.170
401	04	00	00	Complementos de sueldos y salarios	1.123.451	0	0	0	0	0	1.123.451
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	400.321	0	0	0	0	0	400.321
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	22.814	0	0	0	0	0	22.814
401	04	19	00	Bono compensatorio de transporte a obreros	3.450	0	0	0	0	0	3.450

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047010 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.870

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO FALCÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	78.948	0	0	0	0	0	78.948
401	04	96	00	Otros complementos a empleados	303.000	0	0	0	0	0	303.000
401	04	97	00	Otros complementos a obreros	7.130	0	0	0	0	0	7.130
401	04	98	00	Otros complementos al personal contratado	307.788	0	0	0	0	0	307.788
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	24.904.236	0	0	0	0	0	24.904.236
401	05	01	00	Aguinaldos a empleados	16.615.813	0	0	0	0	0	16.615.813
401	05	03	00	Bono vacacional a empleados	5.738.332	0	0	0	0	0	5.738.332
401	05	04	00	Aguinaldos a obreros	506.292	0	0	0	0	0	506.292
401	05	06	00	Bono vacacional a obreros	206.749	0	0	0	0	0	206.749
401	05	07	00	Aguinaldos al personal contratado	1.447.840	0	0	0	0	0	1.447.840
401	05	08	00	Bono vacacional al personal contratado	389.210	0	0	0	0	0	389.210
401	06	00	00	Aportes patronales y legales	7.234.334	0	0	0	0	0	7.234.334
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.008.508	0	0	0	0	0	4.008.508
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.094.096	0	0	0	0	0	1.094.096
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.041.321	0	0	0	0	0	1.041.321
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	170.719	0	0	0	0	0	170.719
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	35.998	0	0	0	0	0	35.998
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	35.787	0	0	0	0	0	35.787
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	706.653	0	0	0	0	0	706.653
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	141.252	0	0	0	0	0	141.252
401	07	00	00	Asistencia socio-económica	5.944.649	0	0	0	0	0	5.944.649
401	07	02	00	Becas a empleados	41.399	0	0	0	0	0	41.399
401	07	03	00	Ayudas por matrimonio a empleados	518	0	0	0	0	0	518

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047010 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.870

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	690	0	0	0	0	0	690
401	07	05	00	Ayudas por defunción a empleados	1.725	0	0	0	0	0	1.725
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.254.358	0	0	0	0	0	4.254.358
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.750	0	0	0	0	0	5.750
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	380.297	0	0	0	0	0	380.297
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	245.688	0	0	0	0	0	245.688
401	07	18	00	Becas a obreros	28.750	0	0	0	0	0	28.750
401	07	19	00	Ayudas por matrimonio de obreros	152	0	0	0	0	0	152
401	07	20	00	Ayudas por nacimiento de hijos de obreros	152	0	0	0	0	0	152
401	07	21	00	Ayudas por defunción a obreros	633	0	0	0	0	0	633
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	154.235	0	0	0	0	0	154.235
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	6.418	0	0	0	0	0	6.418
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.772	0	0	0	0	0	5.772
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	16.008	0	0	0	0	0	16.008
401	07	33	00	Asistencia socio-económica al personal contratado	138.294	0	0	0	0	0	138.294
401	07	96	00	Otras subvenciones a empleados	612.045	0	0	0	0	0	612.045
401	07	97	00	Otras subvenciones a obreros	51.765	0	0	0	0	0	51.765
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**1.927.777**	**0**	**0**	**0**	**0**	**0**	**1.927.777**
402	01	00	00	Productos alimenticios y agropecuarios	180.145	0	0	0	0	0	180.145
402	01	01	00	Alimentos y bebidas para personas	177.512	0	0	0	0	0	177.512
402	01	03	00	Productos agrícolas y pecuarios	2.633	0	0	0	0	0	2.633
402	02	00	00	Productos de minas, canteras y yacimientos	1.140	0	0	0	0	0	1.140
402	02	05	00	Piedra, arcilla, arena y tierra	1.140	0	0	0	0	0	1.140
402	03	00	00	Textiles y vestuarios	6.349	0	0	0	0	0	6.349

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047010 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.870

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	5.420	0	0	0	0	0	5.420
402	03	02	00	Prendas de vestir	929	0	0	0	0	0	929
402	04	00	00	Productos de cuero y caucho	15.416	0	0	0	0	0	15.416
402	04	03	00	Cauchos y tripas para vehículos	15.416	0	0	0	0	0	15.416
402	05	00	00	Productos de papel, cartón e impresos	682.121	0	0	0	0	0	682.121
402	05	01	00	Pulpa de madera, papel y cartón	58.050	0	0	0	0	0	58.050
402	05	02	00	Envases y cajas de papel y cartón	9.905	0	0	0	0	0	9.905
402	05	03	00	Productos de papel y cartón para oficina	561.554	0	0	0	0	0	561.554
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	52.612	0	0	0	0	0	52.612
402	06	00	00	Productos químicos y derivados	207.624	0	0	0	0	0	207.624
402	06	01	00	Sustancias químicas y de uso industrial	327	0	0	0	0	0	327
402	06	02	00	Abonos, plaguicidas y otros	2.031	0	0	0	0	0	2.031
402	06	03	00	Tintas, pinturas y colorantes	129.303	0	0	0	0	0	129.303
402	06	05	00	Productos de tocador	5.808	0	0	0	0	0	5.808
402	06	06	00	Combustibles y lubricantes	10.209	0	0	0	0	0	10.209
402	06	08	00	Productos plásticos	59.946	0	0	0	0	0	59.946
402	07	00	00	Productos minerales no metálicos	10.181	0	0	0	0	0	10.181
402	07	02	00	Vidrios y productos de vidrio	2.777	0	0	0	0	0	2.777
402	07	03	00	Productos de arcilla para construcción	1.596	0	0	0	0	0	1.596
402	07	04	00	Cemento, cal y yeso	5.808	0	0	0	0	0	5.808
402	08	00	00	Productos metálicos	69.353	0	0	0	0	0	69.353
402	08	01	00	Productos primarios de hierro y acero	4.022	0	0	0	0	0	4.022
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	44.433	0	0	0	0	0	44.433
402	08	05	00	Materiales de orden público, seguridad y defensa	5.699	0	0	0	0	0	5.699

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047010 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.870

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.374	0	0	0	0	0	4.374
402	08	10	00	Repuestos y accesorios para otros equipos	8.642	0	0	0	0	0	8.642
402	08	99	00	Otros productos metálicos	2.183	0	0	0	0	0	2.183
402	10	00	00	Productos varios y útiles diversos	745.611	0	0	0	0	0	745.611
402	10	02	00	Materiales y útiles de limpieza y aseo	77.130	0	0	0	0	0	77.130
402	10	03	00	Utensilios de cocina y comedor	478	0	0	0	0	0	478
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.530	0	0	0	0	0	4.530
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	91.551	0	0	0	0	0	91.551
402	10	06	00	Condecoraciones, ofrendas y similares	3.912	0	0	0	0	0	3.912
402	10	07	00	Productos de seguridad en el trabajo	10.769	0	0	0	0	0	10.769
402	10	08	00	Materiales para equipos de computación	429.706	0	0	0	0	0	429.706
402	10	11	00	Materiales eléctricos	107.264	0	0	0	0	0	107.264
402	10	12	00	Materiales para instalaciones sanitarias	12.052	0	0	0	0	0	12.052
402	10	99	00	Otros productos y útiles diversos	8.219	0	0	0	0	0	8.219
402	99	00	00	Otros materiales y suministros	9.837	0	0	0	0	0	9.837
402	99	01	00	Otros materiales y suministros	9.837	0	0	0	0	0	9.837
403	**00**	**00**	**00**	**Servicios no personales**	**1.714.703**	**0**	**0**	**0**	**0**	**0**	**1.714.703**
403	06	00	00	Servicios de transporte y almacenaje	2.550	0	0	0	0	0	2.550
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.550	0	0	0	0	0	2.550
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.752	0	0	0	0	0	16.752
403	07	02	00	Imprenta y reproducción	2.497	0	0	0	0	0	2.497
403	07	03	00	Relaciones sociales	3.173	0	0	0	0	0	3.173
403	07	04	00	Avisos	11.082	0	0	0	0	0	11.082
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.892	0	0	0	0	0	7.892

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047010 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.870

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	02	00	Comisiones y gastos bancarios	7.892	0	0	0	0	0	7.892
403	09	00	00	Viáticos y pasajes	380.457	0	0	0	0	0	380.457
403	09	01	00	Viáticos y pasajes dentro del país	380.457	0	0	0	0	0	380.457
403	10	00	00	Servicios profesionales y técnicos	13.285	0	0	0	0	0	13.285
403	10	99	00	Otros servicios profesionales y técnicos	13.285	0	0	0	0	0	13.285
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	306.753	0	0	0	0	0	306.753
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	147.245	0	0	0	0	0	147.245
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.519	0	0	0	0	0	2.519
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	9.821	0	0	0	0	0	9.821
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	3.826	0	0	0	0	0	3.826
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	136.966	0	0	0	0	0	136.966
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	6.376	0	0	0	0	0	6.376
403	12	00	00	Conservación y reparaciones menores de obras	293.716	0	0	0	0	0	293.716
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	293.716	0	0	0	0	0	293.716
403	18	00	00	Impuestos indirectos	608.269	0	0	0	0	0	608.269
403	18	01	00	Impuesto al valor agregado	608.269	0	0	0	0	0	608.269
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	76.902	0	0	0	0	0	76.902
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	76.902	0	0	0	0	0	76.902
403	99	00	00	Otros servicios no personales	8.127	0	0	0	0	0	8.127
403	99	01	00	Otros servicios no personales	8.127	0	0	0	0	0	8.127
404	**00**	**00**	**00**	**Activos reales**	**834.299**	**0**	**0**	**0**	**0**	**0**	**834.299**
404	01	00	00	Repuestos y reparaciones mayores	52.147	0	0	0	0	0	52.147
404	01	01	00	Repuestos mayores	52.147	0	0	0	0	0	52.147

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047010 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.870

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	52.147	0	0	0	0	0	52.147
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	21.036	0	0	0	0	0	21.036
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	13.390	0	0	0	0	0	13.390
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.968	0	0	0	0	0	3.968
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	3.678	0	0	0	0	0	3.678
404	04	00	00	Equipos de transporte, tracción y elevación	93.440	0	0	0	0	0	93.440
404	04	01	00	Vehículos automotores terrestres	90.703	0	0	0	0	0	90.703
404	04	05	00	Vehículos de tracción no motorizados	2.737	0	0	0	0	0	2.737
404	05	00	00	Equipos de comunicaciones y de señalamiento	41.191	0	0	0	0	0	41.191
404	05	01	00	Equipos de telecomunicaciones	41.191	0	0	0	0	0	41.191
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.049	0	0	0	0	0	10.049
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.049	0	0	0	0	0	10.049
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	616.436	0	0	0	0	0	616.436
404	09	01	00	Mobiliario y equipos de oficina	171.768	0	0	0	0	0	171.768
404	09	02	00	Equipos de computación	334.054	0	0	0	0	0	334.054
404	09	03	00	Mobiliario y equipos de alojamiento	105.354	0	0	0	0	0	105.354
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	5.260	0	0	0	0	0	5.260
				Totales	**100.865.588**	0	0	0	0	0	**100.865.588**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047011 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.469

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**105.943.042**	**0**	**0**	**0**	**0**	**0**	**105.943.042**
401	01	00	00	Sueldos, salarios y otras retribuciones	51.977.384	0	0	0	0	0	51.977.384
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	44.384.696	0	0	0	0	0	44.384.696
401	01	03	00	Suplencias a empleados	3.541.993	0	0	0	0	0	3.541.993
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.049.070	0	0	0	0	0	1.049.070
401	01	13	00	Suplencias a obreros	3.000	0	0	0	0	0	3.000
401	01	18	00	Remuneraciones al personal contratado	2.833.539	0	0	0	0	0	2.833.539
401	01	99	00	Otras retribuciones	165.086	0	0	0	0	0	165.086
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.474.243	0	0	0	0	0	3.474.243
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.347.299	0	0	0	0	0	3.347.299
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	126.944	0	0	0	0	0	126.944
401	03	00	00	Primas	8.410.617	0	0	0	0	0	8.410.617
401	03	01	00	Primas por mérito a empleados	1.122.562	0	0	0	0	0	1.122.562
401	03	02	00	Primas de transporte a empleados	12.636	0	0	0	0	0	12.636
401	03	08	00	Primas de profesionalización a empleados	261.257	0	0	0	0	0	261.257
401	03	09	00	Primas por antigüedad a empleados	6.798.707	0	0	0	0	0	6.798.707
401	03	16	00	Primas por mérito a obreros	94.185	0	0	0	0	0	94.185
401	03	17	00	Primas de transporte a obreros	1.323	0	0	0	0	0	1.323
401	03	19	00	Primas por hijos de obreros	575	0	0	0	0	0	575
401	03	21	00	Primas por antigüedad a obreros	119.372	0	0	0	0	0	119.372
401	04	00	00	Complementos de sueldos y salarios	467.368	0	0	0	0	0	467.368
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	61.273	0	0	0	0	0	61.273
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	14.911	0	0	0	0	0	14.911
401	04	19	00	Bono compensatorio de transporte a obreros	1.344	0	0	0	0	0	1.344

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047011 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.469

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	173.721	0	0	0	0	0	173.721
401	04	96	00	Otros complementos a empleados	189.371	0	0	0	0	0	189.371
401	04	97	00	Otros complementos a obreros	8.759	0	0	0	0	0	8.759
401	04	98	00	Otros complementos al personal contratado	17.989	0	0	0	0	0	17.989
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	27.878.696	0	0	0	0	0	27.878.696
401	05	01	00	Aguinaldos a empleados	19.557.528	0	0	0	0	0	19.557.528
401	05	03	00	Bono vacacional a empleados	5.438.192	0	0	0	0	0	5.438.192
401	05	04	00	Aguinaldos a obreros	440.541	0	0	0	0	0	440.541
401	05	06	00	Bono vacacional a obreros	153.499	0	0	0	0	0	153.499
401	05	07	00	Aguinaldos al personal contratado	2.011.728	0	0	0	0	0	2.011.728
401	05	08	00	Bono vacacional al personal contratado	277.208	0	0	0	0	0	277.208
401	06	00	00	Aportes patronales y legales	6.464.879	0	0	0	0	0	6.464.879
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.294.086	0	0	0	0	0	3.294.086
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.051.818	0	0	0	0	0	1.051.818
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.235.999	0	0	0	0	0	1.235.999
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	287.472	0	0	0	0	0	287.472
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	29.343	0	0	0	0	0	29.343
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	29.343	0	0	0	0	0	29.343
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	445.158	0	0	0	0	0	445.158
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	91.660	0	0	0	0	0	91.660
401	07	00	00	Asistencia socio-económica	7.269.855	0	0	0	0	0	7.269.855
401	07	02	00	Becas a empleados	22.468	0	0	0	0	0	22.468
401	07	03	00	Ayudas por matrimonio a empleados	1.600	0	0	0	0	0	1.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047011 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.469

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.556	0	0	0	0	0	2.556
401	07	05	00	Ayudas por defunción a empleados	3.163	0	0	0	0	0	3.163
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	5.131.030	0	0	0	0	0	5.131.030
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.150	0	0	0	0	0	1.150
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	706.222	0	0	0	0	0	706.222
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	293.016	0	0	0	0	0	293.016
401	07	18	00	Becas a obreros	4.714	0	0	0	0	0	4.714
401	07	19	00	Ayudas por matrimonio de obreros	152	0	0	0	0	0	152
401	07	20	00	Ayudas por nacimiento de hijos de obreros	152	0	0	0	0	0	152
401	07	21	00	Ayudas por defunción a obreros	1.553	0	0	0	0	0	1.553
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	114.216	0	0	0	0	0	114.216
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	15.000	0	0	0	0	0	15.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	30.579	0	0	0	0	0	30.579
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	17.400	0	0	0	0	0	17.400
401	07	33	00	Asistencia socio-económica al personal contratado	160.589	0	0	0	0	0	160.589
401	07	96	00	Otras subvenciones a empleados	715.575	0	0	0	0	0	715.575
401	07	97	00	Otras subvenciones a obreros	48.720	0	0	0	0	0	48.720
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**1.631.720**	**0**	**0**	**0**	**0**	0	**1.631.720**
402	01	00	00	Productos alimenticios y agropecuarios	88.832	0	0	0	0	0	88.832
402	01	01	00	Alimentos y bebidas para personas	88.832	0	0	0	0	0	88.832
402	04	00	00	Productos de cuero y caucho	26.654	0	0	0	0	0	26.654
402	04	03	00	Cauchos y tripas para vehículos	26.654	0	0	0	0	0	26.654
402	05	00	00	Productos de papel, cartón e impresos	536.706	0	0	0	0	0	536.706
402	05	01	00	Pulpa de madera, papel y cartón	62.890	0	0	0	0	0	62.890

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 210047011 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.469

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	473.816	0	0	0	0	0	473.816
402	06	00	00	Productos químicos y derivados	110.639	0	0	0	0	0	110.639
402	06	03	00	Tintas, pinturas y colorantes	50.830	0	0	0	0	0	50.830
402	06	05	00	Productos de tocador	1.952	0	0	0	0	0	1.952
402	06	06	00	Combustibles y lubricantes	7.604	0	0	0	0	0	7.604
402	06	08	00	Productos plásticos	50.253	0	0	0	0	0	50.253
402	07	00	00	Productos minerales no metálicos	3.648	0	0	0	0	0	3.648
402	07	04	00	Cemento, cal y yeso	3.648	0	0	0	0	0	3.648
402	08	00	00	Productos metálicos	70.236	0	0	0	0	0	70.236
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	33.155	0	0	0	0	0	33.155
402	08	07	00	Material de señalamiento	13.315	0	0	0	0	0	13.315
402	08	09	00	Repuestos y accesorios para equipos de transporte	23.766	0	0	0	0	0	23.766
402	10	00	00	Productos varios y útiles diversos	785.105	0	0	0	0	0	785.105
402	10	02	00	Materiales y útiles de limpieza y aseo	59.687	0	0	0	0	0	59.687
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.135	0	0	0	0	0	1.135
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	80.433	0	0	0	0	0	80.433
402	10	06	00	Condecoraciones, ofrendas y similares	6.192	0	0	0	0	0	6.192
402	10	08	00	Materiales para equipos de computación	557.357	0	0	0	0	0	557.357
402	10	11	00	Materiales eléctricos	62.208	0	0	0	0	0	62.208
402	10	12	00	Materiales para instalaciones sanitarias	12.252	0	0	0	0	0	12.252
402	10	99	00	Otros productos y útiles diversos	5.841	0	0	0	0	0	5.841
402	99	00	00	Otros materiales y suministros	9.900	0	0	0	0	0	9.900
402	99	01	00	Otros materiales y suministros	9.900	0	0	0	0	0	9.900
403	**00**	**00**	**00**	**Servicios no personales**	**2.192.575**	0	0	0	0	0	**2.192.575**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047011 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.469

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	8.024	0	0	0	0	0	8.024
403	06	01	00	Fletes y embalajes	6.494	0	0	0	0	0	6.494
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.530	0	0	0	0	0	1.530
403	07	00	00	Servicios de información, impresión y relaciones públicas	40.310	0	0	0	0	0	40.310
403	07	02	00	Imprenta y reproducción	3.503	0	0	0	0	0	3.503
403	07	03	00	Relaciones sociales	31.245	0	0	0	0	0	31.245
403	07	04	00	Avisos	5.562	0	0	0	0	0	5.562
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.296	0	0	0	0	0	2.296
403	08	02	00	Comisiones y gastos bancarios	2.296	0	0	0	0	0	2.296
403	09	00	00	Viáticos y pasajes	694.030	0	0	0	0	0	694.030
403	09	01	00	Viáticos y pasajes dentro del país	694.030	0	0	0	0	0	694.030
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	462.431	0	0	0	0	0	462.431
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	204.089	0	0	0	0	0	204.089
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	13.868	0	0	0	0	0	13.868
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	244.474	0	0	0	0	0	244.474
403	12	00	00	Conservación y reparaciones menores de obras	295.377	0	0	0	0	0	295.377
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	295.377	0	0	0	0	0	295.377
403	18	00	00	Impuestos indirectos	602.911	0	0	0	0	0	602.911
403	18	01	00	Impuesto al valor agregado	602.911	0	0	0	0	0	602.911
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	82.552	0	0	0	0	0	82.552
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	82.552	0	0	0	0	0	82.552
403	99	00	00	Otros servicios no personales	4.644	0	0	0	0	0	4.644
403	99	01	00	Otros servicios no personales	4.644	0	0	0	0	0	4.644
404	**00**	**00**	**00**	**Activos reales**	**507.198**	**0**	**0**	**0**	**0**	**0**	**507.198**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047011 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.469

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	69.950	0	0	0	0	0	69.950
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	39.345	0	0	0	0	0	39.345
404	03	05	00	Maquinaria y equipos industriales y de taller	30.605	0	0	0	0	0	30.605
404	05	00	00	Equipos de comunicaciones y de señalamiento	130.868	0	0	0	0	0	130.868
404	05	01	00	Equipos de telecomunicaciones	130.868	0	0	0	0	0	130.868
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	26.561	0	0	0	0	0	26.561
404	07	02	00	Equipos de enseñanza, deporte y recreación	26.561	0	0	0	0	0	26.561
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	279.819	0	0	0	0	0	279.819
404	09	01	00	Mobiliario y equipos de oficina	100.917	0	0	0	0	0	100.917
404	09	02	00	Equipos de computación	77.893	0	0	0	0	0	77.893
404	09	03	00	Mobiliario y equipos de alojamiento	67.262	0	0	0	0	0	67.262
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	33.747	0	0	0	0	0	33.747
				Totales	**110.274.535**	**0**	**0**	**0**	**0**	**0**	**110.274.535**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047012 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO LARA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 4.616

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**154.341.208**	**0**	**0**	**0**	**0**	**0**	**154.341.208**
401	01	00	00	Sueldos, salarios y otras retribuciones	74.744.910	0	0	0	0	0	74.744.910
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	58.630.093	0	0	0	0	0	58.630.093
401	01	03	00	Suplencias a empleados	3.281.438	0	0	0	0	0	3.281.438
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.906.201	0	0	0	0	0	2.906.201
401	01	13	00	Suplencias a obreros	10.000	0	0	0	0	0	10.000
401	01	18	00	Remuneraciones al personal contratado	9.609.614	0	0	0	0	0	9.609.614
401	01	99	00	Otras retribuciones	307.564	0	0	0	0	0	307.564
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.900.839	0	0	0	0	0	4.900.839
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.655.671	0	0	0	0	0	4.655.671
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	245.168	0	0	0	0	0	245.168
401	03	00	00	Primas	10.401.454	0	0	0	0	0	10.401.454
401	03	01	00	Primas por mérito a empleados	1.603.207	0	0	0	0	0	1.603.207
401	03	02	00	Primas de transporte a empleados	111.946	0	0	0	0	0	111.946
401	03	08	00	Primas de profesionalización a empleados	396.604	0	0	0	0	0	396.604
401	03	09	00	Primas por antigüedad a empleados	7.753.311	0	0	0	0	0	7.753.311
401	03	16	00	Primas por mérito a obreros	223.031	0	0	0	0	0	223.031
401	03	17	00	Primas de transporte a obreros	17.250	0	0	0	0	0	17.250
401	03	19	00	Primas por hijos de obreros	17.250	0	0	0	0	0	17.250
401	03	21	00	Primas por antigüedad a obreros	278.855	0	0	0	0	0	278.855
401	04	00	00	Complementos de sueldos y salarios	710.791	0	0	0	0	0	710.791
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	123.149	0	0	0	0	0	123.149
401	04	03	00	Complemento a empleados por gastos de alimentación	1.422	0	0	0	0	0	1.422
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	7.130	0	0	0	0	0	7.130

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 21 - 121

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 210047012 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO LARA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 4.616

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	16	00	Complemento a obreros por gastos de alimentación	17.250	0	0	0	0	0	17.250
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	19.550	0	0	0	0	0	19.550
401	04	25	00	Complemento al personal contratado por gastos de alimentación	485	0	0	0	0	0	485
401	04	96	00	Otros complementos a empleados	366.508	0	0	0	0	0	366.508
401	04	97	00	Otros complementos a obreros	25.797	0	0	0	0	0	25.797
401	04	98	00	Otros complementos al personal contratado	149.500	0	0	0	0	0	149.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	41.274.789	0	0	0	0	0	41.274.789
401	05	01	00	Aguinaldos a empleados	25.303.241	0	0	0	0	0	25.303.241
401	05	03	00	Bono vacacional a empleados	10.105.432	0	0	0	0	0	10.105.432
401	05	04	00	Aguinaldos a obreros	1.138.892	0	0	0	0	0	1.138.892
401	05	06	00	Bono vacacional a obreros	396.826	0	0	0	0	0	396.826
401	05	07	00	Aguinaldos al personal contratado	3.600.943	0	0	0	0	0	3.600.943
401	05	08	00	Bono vacacional al personal contratado	729.455	0	0	0	0	0	729.455
401	06	00	00	Aportes patronales y legales	9.987.120	0	0	0	0	0	9.987.120
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.366.374	0	0	0	0	0	4.366.374
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.661.232	0	0	0	0	0	1.661.232
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.654.661	0	0	0	0	0	1.654.661
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	773.963	0	0	0	0	0	773.963
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	72.984	0	0	0	0	0	72.984
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	71.250	0	0	0	0	0	71.250
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.144.960	0	0	0	0	0	1.144.960
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	241.696	0	0	0	0	0	241.696
401	07	00	00	Asistencia socio-económica	12.321.305	0	0	0	0	0	12.321.305

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047012 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO LARA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 4.616

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	02	00	Becas a empleados	46.000	0	0	0	0	0	46.000
401	07	03	00	Ayudas por matrimonio a empleados	1.725	0	0	0	0	0	1.725
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.584	0	0	0	0	0	2.584
401	07	05	00	Ayudas por defunción a empleados	1.725	0	0	0	0	0	1.725
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.637.563	0	0	0	0	0	7.637.563
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	15.094	0	0	0	0	0	15.094
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.460.523	0	0	0	0	0	1.460.523
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	794.040	0	0	0	0	0	794.040
401	07	18	00	Becas a obreros	17.250	0	0	0	0	0	17.250
401	07	19	00	Ayudas por matrimonio de obreros	228	0	0	0	0	0	228
401	07	20	00	Ayudas por nacimiento de hijos de obreros	228	0	0	0	0	0	228
401	07	21	00	Ayudas por defunción a obreros	1.725	0	0	0	0	0	1.725
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	267.120	0	0	0	0	0	267.120
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.925	0	0	0	0	0	4.925
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	91.320	0	0	0	0	0	91.320
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	106.080	0	0	0	0	0	106.080
401	07	33	00	Asistencia socio-económica al personal contratado	792.200	0	0	0	0	0	792.200
401	07	96	00	Otras subvenciones a empleados	968.310	0	0	0	0	0	968.310
401	07	97	00	Otras subvenciones a obreros	112.665	0	0	0	0	0	112.665
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.871.179**	0	0	0	0	0	**2.871.179**
402	01	00	00	Productos alimenticios y agropecuarios	216.220	0	0	0	0	0	216.220
402	01	01	00	Alimentos y bebidas para personas	216.220	0	0	0	0	0	216.220
402	02	00	00	Productos de minas, canteras y yacimientos	1.140	0	0	0	0	0	1.140
402	02	05	00	Piedra, arcilla, arena y tierra	1.140	0	0	0	0	0	1.140

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047012 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO LARA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 4.616

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	00	00	Textiles y vestuarios	14.209	0	0	0	0	0	14.209
402	03	01	00	Textiles	6.558	0	0	0	0	0	6.558
402	03	02	00	Prendas de vestir	7.651	0	0	0	0	0	7.651
402	04	00	00	Productos de cuero y caucho	23.786	0	0	0	0	0	23.786
402	04	03	00	Cauchos y tripas para vehículos	23.786	0	0	0	0	0	23.786
402	05	00	00	Productos de papel, cartón e impresos	960.715	0	0	0	0	0	960.715
402	05	01	00	Pulpa de madera, papel y cartón	188.396	0	0	0	0	0	188.396
402	05	03	00	Productos de papel y cartón para oficina	765.625	0	0	0	0	0	765.625
402	05	06	00	Productos de papel y cartón para computación	5.288	0	0	0	0	0	5.288
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.406	0	0	0	0	0	1.406
402	06	00	00	Productos químicos y derivados	174.775	0	0	0	0	0	174.775
402	06	01	00	Sustancias químicas y de uso industrial	796	0	0	0	0	0	796
402	06	02	00	Abonos, plaguicidas y otros	5.303	0	0	0	0	0	5.303
402	06	03	00	Tintas, pinturas y colorantes	43.772	0	0	0	0	0	43.772
402	06	04	00	Productos farmacéuticos y medicamentos	1.179	0	0	0	0	0	1.179
402	06	05	00	Productos de tocador	4.880	0	0	0	0	0	4.880
402	06	06	00	Combustibles y lubricantes	18.141	0	0	0	0	0	18.141
402	06	08	00	Productos plásticos	100.704	0	0	0	0	0	100.704
402	07	00	00	Productos minerales no metálicos	10.143	0	0	0	0	0	10.143
402	07	02	00	Vidrios y productos de vidrio	4.684	0	0	0	0	0	4.684
402	07	04	00	Cemento, cal y yeso	5.459	0	0	0	0	0	5.459
402	08	00	00	Productos metálicos	191.530	0	0	0	0	0	191.530
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	86.111	0	0	0	0	0	86.111
402	08	05	00	Materiales de orden público, seguridad y defensa	40.110	0	0	0	0	0	40.110

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047012 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO LARA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 4.616

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	07	00	Material de señalamiento	12.483	0	0	0	0	0	12.483
402	08	09	00	Repuestos y accesorios para equipos de transporte	18.509	0	0	0	0	0	18.509
402	08	10	00	Repuestos y accesorios para otros equipos	24.079	0	0	0	0	0	24.079
402	08	99	00	Otros productos metálicos	10.238	0	0	0	0	0	10.238
402	10	00	00	Productos varios y útiles diversos	1.278.661	0	0	0	0	0	1.278.661
402	10	01	00	Artículos de deporte, recreación y juguetes	1.874	0	0	0	0	0	1.874
402	10	02	00	Materiales y útiles de limpieza y aseo	206.922	0	0	0	0	0	206.922
402	10	03	00	Utensilios de cocina y comedor	1.824	0	0	0	0	0	1.824
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.847	0	0	0	0	0	2.847
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	218.309	0	0	0	0	0	218.309
402	10	06	00	Condecoraciones, ofrendas y similares	15.647	0	0	0	0	0	15.647
402	10	07	00	Productos de seguridad en el trabajo	10.345	0	0	0	0	0	10.345
402	10	08	00	Materiales para equipos de computación	703.431	0	0	0	0	0	703.431
402	10	11	00	Materiales eléctricos	85.541	0	0	0	0	0	85.541
402	10	12	00	Materiales para instalaciones sanitarias	19.263	0	0	0	0	0	19.263
402	10	99	00	Otros productos y útiles diversos	12.658	0	0	0	0	0	12.658
403	**00**	**00**	**00**	**Servicios no personales**	**3.147.193**	**0**	**0**	**0**	**0**	**0**	**3.147.193**
403	06	00	00	Servicios de transporte y almacenaje	2.783	0	0	0	0	0	2.783
403	06	01	00	Fletes y embalajes	2.783	0	0	0	0	0	2.783
403	07	00	00	Servicios de información, impresión y relaciones públicas	71.555	0	0	0	0	0	71.555
403	07	02	00	Imprenta y reproducción	62.615	0	0	0	0	0	62.615
403	07	03	00	Relaciones sociales	2.232	0	0	0	0	0	2.232
403	07	04	00	Avisos	6.708	0	0	0	0	0	6.708
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	34.438	0	0	0	0	0	34.438

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047012 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO LARA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 4.616

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	02	00	Comisiones y gastos bancarios	34.438	0	0	0	0	0	34.438
403	09	00	00	Viáticos y pasajes	279.423	0	0	0	0	0	279.423
403	09	01	00	Viáticos y pasajes dentro del país	279.423	0	0	0	0	0	279.423
403	10	00	00	Servicios profesionales y técnicos	77.296	0	0	0	0	0	77.296
403	10	99	00	Otros servicios profesionales y técnicos	77.296	0	0	0	0	0	77.296
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	524.159	0	0	0	0	0	524.159
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	194.731	0	0	0	0	0	194.731
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.165	0	0	0	0	0	5.165
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	298.759	0	0	0	0	0	298.759
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	25.504	0	0	0	0	0	25.504
403	12	00	00	Conservación y reparaciones menores de obras	946.265	0	0	0	0	0	946.265
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	946.265	0	0	0	0	0	946.265
403	18	00	00	Impuestos indirectos	1.034.855	0	0	0	0	0	1.034.855
403	18	01	00	Impuesto al valor agregado	1.034.855	0	0	0	0	0	1.034.855
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	121.775	0	0	0	0	0	121.775
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	121.775	0	0	0	0	0	121.775
403	99	00	00	Otros servicios no personales	54.644	0	0	0	0	0	54.644
403	99	01	00	Otros servicios no personales	54.644	0	0	0	0	0	54.644
404	**00**	**00**	**00**	**Activos reales**	**1.421.889**	**0**	**0**	**0**	**0**	**0**	**1.421.889**
404	01	00	00	Repuestos y reparaciones mayores	148.684	0	0	0	0	0	148.684
404	01	01	00	Repuestos mayores	148.684	0	0	0	0	0	148.684
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	148.684	0	0	0	0	0	148.684
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	316.223	0	0	0	0	0	316.223

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047012 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO LARA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 4.616

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	80.415	0	0	0	0	0	80.415
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	209.865	0	0	0	0	0	209.865
404	03	05	00	Maquinaria y equipos industriales y de taller	25.943	0	0	0	0	0	25.943
404	04	00	00	Equipos de transporte, tracción y elevación	97.810	0	0	0	0	0	97.810
404	04	01	00	Vehículos automotores terrestres	95.140	0	0	0	0	0	95.140
404	04	05	00	Vehículos de tracción no motorizados	2.670	0	0	0	0	0	2.670
404	05	00	00	Equipos de comunicaciones y de señalamiento	21.120	0	0	0	0	0	21.120
404	05	01	00	Equipos de telecomunicaciones	21.120	0	0	0	0	0	21.120
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	4.432	0	0	0	0	0	4.432
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	4.432	0	0	0	0	0	4.432
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	108.373	0	0	0	0	0	108.373
404	07	02	00	Equipos de enseñanza, deporte y recreación	12.733	0	0	0	0	0	12.733
404	07	03	00	Obras de arte	95.640	0	0	0	0	0	95.640
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	725.247	0	0	0	0	0	725.247
404	09	01	00	Mobiliario y equipos de oficina	159.648	0	0	0	0	0	159.648
404	09	02	00	Equipos de computación	381.644	0	0	0	0	0	381.644
404	09	03	00	Mobiliario y equipos de alojamiento	181.071	0	0	0	0	0	181.071
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.884	0	0	0	0	0	2.884
				Totales	**161.781.469**	0	0	0	0	0	**161.781.469**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047013 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 6.094

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**126.800.540**	0	0	0	0	0	**126.800.540**
401	01	00	00	Sueldos, salarios y otras retribuciones	58.042.651	0	0	0	0	0	58.042.651
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	48.315.876	0	0	0	0	0	48.315.876
401	01	03	00	Suplencias a empleados	1.983.246	0	0	0	0	0	1.983.246
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.739.598	0	0	0	0	0	1.739.598
401	01	13	00	Suplencias a obreros	27.031	0	0	0	0	0	27.031
401	01	18	00	Remuneraciones al personal contratado	5.624.678	0	0	0	0	0	5.624.678
401	01	99	00	Otras retribuciones	352.222	0	0	0	0	0	352.222
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.683.808	0	0	0	0	0	3.683.808
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.567.926	0	0	0	0	0	3.567.926
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	115.882	0	0	0	0	0	115.882
401	03	00	00	Primas	10.495.908	0	0	0	0	0	10.495.908
401	03	01	00	Primas por mérito a empleados	1.163.994	0	0	0	0	0	1.163.994
401	03	02	00	Primas de transporte a empleados	20.930	0	0	0	0	0	20.930
401	03	08	00	Primas de profesionalización a empleados	344.734	0	0	0	0	0	344.734
401	03	09	00	Primas por antigüedad a empleados	8.713.166	0	0	0	0	0	8.713.166
401	03	16	00	Primas por mérito a obreros	48.520	0	0	0	0	0	48.520
401	03	17	00	Primas de transporte a obreros	36.991	0	0	0	0	0	36.991
401	03	19	00	Primas por hijos de obreros	2.875	0	0	0	0	0	2.875
401	03	21	00	Primas por antigüedad a obreros	164.698	0	0	0	0	0	164.698
401	04	00	00	Complementos de sueldos y salarios	624.108	0	0	0	0	0	624.108
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	269.086	0	0	0	0	0	269.086
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.875	0	0	0	0	0	2.875
401	04	19	00	Bono compensatorio de transporte a obreros	4.095	0	0	0	0	0	4.095

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047013 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 6.094

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	15.519	0	0	0	0	0	15.519
401	04	96	00	Otros complementos a empleados	294.605	0	0	0	0	0	294.605
401	04	97	00	Otros complementos a obreros	1.656	0	0	0	0	0	1.656
401	04	98	00	Otros complementos al personal contratado	36.272	0	0	0	0	0	36.272
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	33.971.867	0	0	0	0	0	33.971.867
401	05	01	00	Aguinaldos a empleados	24.633.351	0	0	0	0	0	24.633.351
401	05	03	00	Bono vacacional a empleados	6.105.704	0	0	0	0	0	6.105.704
401	05	04	00	Aguinaldos a obreros	669.338	0	0	0	0	0	669.338
401	05	06	00	Bono vacacional a obreros	233.219	0	0	0	0	0	233.219
401	05	07	00	Aguinaldos al personal contratado	1.887.517	0	0	0	0	0	1.887.517
401	05	08	00	Bono vacacional al personal contratado	442.738	0	0	0	0	0	442.738
401	06	00	00	Aportes patronales y legales	8.510.772	0	0	0	0	0	8.510.772
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.149.085	0	0	0	0	0	4.149.085
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.429.892	0	0	0	0	0	1.429.892
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.712.795	0	0	0	0	0	1.712.795
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	475.434	0	0	0	0	0	475.434
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	33.062	0	0	0	0	0	33.062
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	34.920	0	0	0	0	0	34.920
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	544.518	0	0	0	0	0	544.518
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	131.066	0	0	0	0	0	131.066
401	07	00	00	Asistencia socio-económica	11.471.426	0	0	0	0	0	11.471.426
401	07	02	00	Becas a empleados	25.300	0	0	0	0	0	25.300
401	07	03	00	Ayudas por matrimonio a empleados	4.500	0	0	0	0	0	4.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047013 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 6.094

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	19.450	0	0	0	0	0	19.450
401	07	05	00	Ayudas por defunción a empleados	6.300	0	0	0	0	0	6.300
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.235.224	0	0	0	0	0	6.235.224
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	60.000	0	0	0	0	0	60.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.555.304	0	0	0	0	0	2.555.304
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	585.600	0	0	0	0	0	585.600
401	07	18	00	Becas a obreros	2.990	0	0	0	0	0	2.990
401	07	19	00	Ayudas por matrimonio de obreros	1.500	0	0	0	0	0	1.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.500	0	0	0	0	0	1.500
401	07	21	00	Ayudas por defunción a obreros	3.500	0	0	0	0	0	3.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	154.419	0	0	0	0	0	154.419
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	16.500	0	0	0	0	0	16.500
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	170.354	0	0	0	0	0	170.354
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	63.600	0	0	0	0	0	63.600
401	07	33	00	Asistencia socio-económica al personal contratado	551.400	0	0	0	0	0	551.400
401	07	96	00	Otras subvenciones a empleados	940.905	0	0	0	0	0	940.905
401	07	97	00	Otras subvenciones a obreros	73.080	0	0	0	0	0	73.080
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**1.603.675**	**0**	**0**	**0**	**0**	0	**1.603.675**
402	01	00	00	Productos alimenticios y agropecuarios	18.894	0	0	0	0	0	18.894
402	01	01	00	Alimentos y bebidas para personas	18.894	0	0	0	0	0	18.894
402	02	00	00	Productos de minas, canteras y yacimientos	1.311	0	0	0	0	0	1.311
402	02	05	00	Piedra, arcilla, arena y tierra	1.311	0	0	0	0	0	1.311
402	03	00	00	Textiles y vestuarios	14.198	0	0	0	0	0	14.198
402	03	01	00	Textiles	14.198	0	0	0	0	0	14.198

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047013 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 6.094

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	00	00	Productos de cuero y caucho	28.291	0	0	0	0	0	28.291
402	04	03	00	Cauchos y tripas para vehículos	28.291	0	0	0	0	0	28.291
402	05	00	00	Productos de papel, cartón e impresos	582.983	0	0	0	0	0	582.983
402	05	01	00	Pulpa de madera, papel y cartón	31.892	0	0	0	0	0	31.892
402	05	03	00	Productos de papel y cartón para oficina	548.796	0	0	0	0	0	548.796
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.295	0	0	0	0	0	2.295
402	06	00	00	Productos químicos y derivados	147.715	0	0	0	0	0	147.715
402	06	03	00	Tintas, pinturas y colorantes	86.265	0	0	0	0	0	86.265
402	06	04	00	Productos farmacéuticos y medicamentos	717	0	0	0	0	0	717
402	06	05	00	Productos de tocador	2.854	0	0	0	0	0	2.854
402	06	06	00	Combustibles y lubricantes	14.512	0	0	0	0	0	14.512
402	06	08	00	Productos plásticos	43.367	0	0	0	0	0	43.367
402	07	00	00	Productos minerales no metálicos	7.541	0	0	0	0	0	7.541
402	07	02	00	Vidrios y productos de vidrio	6.739	0	0	0	0	0	6.739
402	07	04	00	Cemento, cal y yeso	802	0	0	0	0	0	802
402	08	00	00	Productos metálicos	137.570	0	0	0	0	0	137.570
402	08	01	00	Productos primarios de hierro y acero	1.812	0	0	0	0	0	1.812
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	49.713	0	0	0	0	0	49.713
402	08	04	00	Productos metálicos estructurales	4.306	0	0	0	0	0	4.306
402	08	05	00	Materiales de orden público, seguridad y defensa	6.374	0	0	0	0	0	6.374
402	08	07	00	Material de señalamiento	5.222	0	0	0	0	0	5.222
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.755	0	0	0	0	0	3.755
402	08	10	00	Repuestos y accesorios para otros equipos	58.558	0	0	0	0	0	58.558
402	08	99	00	Otros productos metálicos	7.830	0	0	0	0	0	7.830

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047013 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 6.094

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	00	00	Productos de madera	2.719	0	0	0	0	0	2.719
402	09	02	00	Muebles y accesorios de madera para edificaciones	2.719	0	0	0	0	0	2.719
402	10	00	00	Productos varios y útiles diversos	662.453	0	0	0	0	0	662.453
402	10	02	00	Materiales y útiles de limpieza y aseo	41.671	0	0	0	0	0	41.671
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.930	0	0	0	0	0	3.930
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	86.249	0	0	0	0	0	86.249
402	10	06	00	Condecoraciones, ofrendas y similares	3.705	0	0	0	0	0	3.705
402	10	08	00	Materiales para equipos de computación	407.823	0	0	0	0	0	407.823
402	10	11	00	Materiales eléctricos	86.019	0	0	0	0	0	86.019
402	10	12	00	Materiales para instalaciones sanitarias	30.000	0	0	0	0	0	30.000
402	10	99	00	Otros productos y útiles diversos	3.056	0	0	0	0	0	3.056
403	**00**	**00**	**00**	**Servicios no personales**	**1.621.703**	**0**	**0**	**0**	**0**	**0**	**1.621.703**
403	02	00	00	Alquileres de maquinaria y equipos	1.101	0	0	0	0	0	1.101
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.101	0	0	0	0	0	1.101
403	06	00	00	Servicios de transporte y almacenaje	3.724	0	0	0	0	0	3.724
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.724	0	0	0	0	0	3.724
403	07	00	00	Servicios de información, impresión y relaciones públicas	105.286	0	0	0	0	0	105.286
403	07	02	00	Imprenta y reproducción	97.402	0	0	0	0	0	97.402
403	07	03	00	Relaciones sociales	1.785	0	0	0	0	0	1.785
403	07	04	00	Avisos	6.099	0	0	0	0	0	6.099
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.787	0	0	0	0	0	5.787
403	08	02	00	Comisiones y gastos bancarios	5.787	0	0	0	0	0	5.787
403	09	00	00	Viáticos y pasajes	190.121	0	0	0	0	0	190.121
403	09	01	00	Viáticos y pasajes dentro del país	190.121	0	0	0	0	0	190.121

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047013 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 6.094

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	1.594	0	0	0	0	0	1.594
403	10	99	00	Otros servicios profesionales y técnicos	1.594	0	0	0	0	0	1.594
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	349.864	0	0	0	0	0	349.864
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	113.122	0	0	0	0	0	113.122
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	11.849	0	0	0	0	0	11.849
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	2.751	0	0	0	0	0	2.751
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	222.142	0	0	0	0	0	222.142
403	12	00	00	Conservación y reparaciones menores de obras	232.945	0	0	0	0	0	232.945
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	232.945	0	0	0	0	0	232.945
403	18	00	00	Impuestos indirectos	616.807	0	0	0	0	0	616.807
403	18	01	00	Impuesto al valor agregado	616.807	0	0	0	0	0	616.807
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	114.010	0	0	0	0	0	114.010
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	114.010	0	0	0	0	0	114.010
403	99	00	00	Otros servicios no personales	464	0	0	0	0	0	464
403	99	01	00	Otros servicios no personales	464	0	0	0	0	0	464
404	**00**	**00**	**00**	**Activos reales**	**562.142**	**0**	**0**	**0**	**0**	**0**	**562.142**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	87.260	0	0	0	0	0	87.260
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	11.477	0	0	0	0	0	11.477
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	64.447	0	0	0	0	0	64.447
404	03	05	00	Maquinaria y equipos industriales y de taller	11.336	0	0	0	0	0	11.336
404	04	00	00	Equipos de transporte, tracción y elevación	78.951	0	0	0	0	0	78.951
404	04	01	00	Vehículos automotores terrestres	78.951	0	0	0	0	0	78.951
404	05	00	00	Equipos de comunicaciones y de señalamiento	75.325	0	0	0	0	0	75.325

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047013 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 6.094

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	01	00	Equipos de telecomunicaciones	75.325	0	0	0	0	0	75.325
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	320.606	0	0	0	0	0	320.606
404	09	01	00	Mobiliario y equipos de oficina	48.083	0	0	0	0	0	48.083
404	09	02	00	Equipos de computación	168.760	0	0	0	0	0	168.760
404	09	03	00	Mobiliario y equipos de alojamiento	98.421	0	0	0	0	0	98.421
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	5.342	0	0	0	0	0	5.342
				Totales	**130.588.060**	**0**	**0**	**0**	**0**	**0**	**130.588.060**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047014 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.249

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**139.478.993**	0	0	0	0	0	**139.478.993**
401	01	00	00	Sueldos, salarios y otras retribuciones	66.035.667	0	0	0	0	0	66.035.667
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	53.798.588	0	0	0	0	0	53.798.588
401	01	03	00	Suplencias a empleados	3.909.361	0	0	0	0	0	3.909.361
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.423.126	0	0	0	0	0	2.423.126
401	01	13	00	Suplencias a obreros	2.634	0	0	0	0	0	2.634
401	01	18	00	Remuneraciones al personal contratado	5.801.958	0	0	0	0	0	5.801.958
401	01	99	00	Otras retribuciones	100.000	0	0	0	0	0	100.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.531.786	0	0	0	0	0	3.531.786
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.255.924	0	0	0	0	0	3.255.924
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	275.862	0	0	0	0	0	275.862
401	03	00	00	Primas	11.730.766	0	0	0	0	0	11.730.766
401	03	01	00	Primas por mérito a empleados	1.695.504	0	0	0	0	0	1.695.504
401	03	02	00	Primas de transporte a empleados	42.448	0	0	0	0	0	42.448
401	03	08	00	Primas de profesionalización a empleados	322.000	0	0	0	0	0	322.000
401	03	09	00	Primas por antigüedad a empleados	9.257.676	0	0	0	0	0	9.257.676
401	03	16	00	Primas por mérito a obreros	106.429	0	0	0	0	0	106.429
401	03	17	00	Primas de transporte a obreros	6.804	0	0	0	0	0	6.804
401	03	19	00	Primas por hijos de obreros	1.150	0	0	0	0	0	1.150
401	03	21	00	Primas por antigüedad a obreros	298.755	0	0	0	0	0	298.755
401	04	00	00	Complementos de sueldos y salarios	1.032.865	0	0	0	0	0	1.032.865
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	500.000	0	0	0	0	0	500.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	20.000	0	0	0	0	0	20.000
401	04	19	00	Bono compensatorio de transporte a obreros	5.865	0	0	0	0	0	5.865

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047014 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.249

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	32.000	0	0	0	0	0	32.000
401	04	96	00	Otros complementos a empleados	415.000	0	0	0	0	0	415.000
401	04	97	00	Otros complementos a obreros	25.000	0	0	0	0	0	25.000
401	04	98	00	Otros complementos al personal contratado	35.000	0	0	0	0	0	35.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	38.537.223	0	0	0	0	0	38.537.223
401	05	01	00	Aguinaldos a empleados	27.628.669	0	0	0	0	0	27.628.669
401	05	03	00	Bono vacacional a empleados	6.774.258	0	0	0	0	0	6.774.258
401	05	04	00	Aguinaldos a obreros	1.076.464	0	0	0	0	0	1.076.464
401	05	06	00	Bono vacacional a obreros	375.074	0	0	0	0	0	375.074
401	05	07	00	Aguinaldos al personal contratado	2.199.741	0	0	0	0	0	2.199.741
401	05	08	00	Bono vacacional al personal contratado	483.017	0	0	0	0	0	483.017
401	06	00	00	Aportes patronales y legales	8.545.708	0	0	0	0	0	8.545.708
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.739.032	0	0	0	0	0	4.739.032
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.154.159	0	0	0	0	0	1.154.159
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.154.159	0	0	0	0	0	1.154.159
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	696.566	0	0	0	0	0	696.566
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	39.624	0	0	0	0	0	39.624
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	39.624	0	0	0	0	0	39.624
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	606.505	0	0	0	0	0	606.505
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	116.039	0	0	0	0	0	116.039
401	07	00	00	Asistencia socio-económica	10.064.978	0	0	0	0	0	10.064.978
401	07	02	00	Becas a empleados	18.400	0	0	0	0	0	18.400
401	07	03	00	Ayudas por matrimonio a empleados	460	0	0	0	0	0	460

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047014 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.249

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.500	0	0	0	0	0	1.500
401	07	05	00	Ayudas por defunción a empleados	385	0	0	0	0	0	385
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.950.984	0	0	0	0	0	6.950.984
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.000	0	0	0	0	0	1.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.100.000	0	0	0	0	0	1.100.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	392.544	0	0	0	0	0	392.544
401	07	18	00	Becas a obreros	1.265	0	0	0	0	0	1.265
401	07	19	00	Ayudas por matrimonio de obreros	202	0	0	0	0	0	202
401	07	20	00	Ayudas por nacimiento de hijos de obreros	202	0	0	0	0	0	202
401	07	21	00	Ayudas por defunción a obreros	575	0	0	0	0	0	575
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	289.349	0	0	0	0	0	289.349
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.156	0	0	0	0	0	1.156
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	65.000	0	0	0	0	0	65.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	21.576	0	0	0	0	0	21.576
401	07	33	00	Asistencia socio-económica al personal contratado	212.485	0	0	0	0	0	212.485
401	07	96	00	Otras subvenciones a empleados	950.040	0	0	0	0	0	950.040
401	07	97	00	Otras subvenciones a obreros	57.855	0	0	0	0	0	57.855
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**3.868.060**	**0**	**0**	**0**	**0**	**0**	**3.868.060**
402	01	00	00	Productos alimenticios y agropecuarios	151.288	0	0	0	0	0	151.288
402	01	01	00	Alimentos y bebidas para personas	151.288	0	0	0	0	0	151.288
402	02	00	00	Productos de minas, canteras y yacimientos	570	0	0	0	0	0	570
402	02	05	00	Piedra, arcilla, arena y tierra	570	0	0	0	0	0	570
402	03	00	00	Textiles y vestuarios	17.270	0	0	0	0	0	17.270
402	03	01	00	Textiles	14.928	0	0	0	0	0	14.928

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047014 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.249

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	02	00	Prendas de vestir	2.342	0	0	0	0	0	2.342
402	04	00	00	Productos de cuero y caucho	14.190	0	0	0	0	0	14.190
402	04	03	00	Cauchos y tripas para vehículos	14.190	0	0	0	0	0	14.190
402	05	00	00	Productos de papel, cartón e impresos	1.254.608	0	0	0	0	0	1.254.608
402	05	01	00	Pulpa de madera, papel y cartón	98.449	0	0	0	0	0	98.449
402	05	02	00	Envases y cajas de papel y cartón	4.399	0	0	0	0	0	4.399
402	05	03	00	Productos de papel y cartón para oficina	1.122.548	0	0	0	0	0	1.122.548
402	05	04	00	Libros, revistas y periódicos	4.341	0	0	0	0	0	4.341
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	24.871	0	0	0	0	0	24.871
402	06	00	00	Productos químicos y derivados	257.791	0	0	0	0	0	257.791
402	06	01	00	Sustancias químicas y de uso industrial	1.935	0	0	0	0	0	1.935
402	06	02	00	Abonos, plaguicidas y otros	2.652	0	0	0	0	0	2.652
402	06	03	00	Tintas, pinturas y colorantes	188.417	0	0	0	0	0	188.417
402	06	05	00	Productos de tocador	5.855	0	0	0	0	0	5.855
402	06	06	00	Combustibles y lubricantes	7.500	0	0	0	0	0	7.500
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.741	0	0	0	0	0	1.741
402	06	08	00	Productos plásticos	49.691	0	0	0	0	0	49.691
402	07	00	00	Productos minerales no metálicos	12.962	0	0	0	0	0	12.962
402	07	02	00	Vidrios y productos de vidrio	6.080	0	0	0	0	0	6.080
402	07	03	00	Productos de arcilla para construcción	5.162	0	0	0	0	0	5.162
402	07	04	00	Cemento, cal y yeso	1.720	0	0	0	0	0	1.720
402	08	00	00	Productos metálicos	169.985	0	0	0	0	0	169.985
402	08	01	00	Productos primarios de hierro y acero	982	0	0	0	0	0	982
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	48.199	0	0	0	0	0	48.199

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047014 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.249

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	05	00	Materiales de orden público, seguridad y defensa	8.518	0	0	0	0	0	8.518
402	08	07	00	Material de señalamiento	6.751	0	0	0	0	0	6.751
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.805	0	0	0	0	0	3.805
402	08	10	00	Repuestos y accesorios para otros equipos	98.360	0	0	0	0	0	98.360
402	08	99	00	Otros productos metálicos	3.370	0	0	0	0	0	3.370
402	09	00	00	Productos de madera	4.081	0	0	0	0	0	4.081
402	09	01	00	Productos primarios de madera	2.551	0	0	0	0	0	2.551
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.530	0	0	0	0	0	1.530
402	10	00	00	Productos varios y útiles diversos	1.985.315	0	0	0	0	0	1.985.315
402	10	02	00	Materiales y útiles de limpieza y aseo	139.748	0	0	0	0	0	139.748
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	11.223	0	0	0	0	0	11.223
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	199.156	0	0	0	0	0	199.156
402	10	07	00	Productos de seguridad en el trabajo	9.343	0	0	0	0	0	9.343
402	10	08	00	Materiales para equipos de computación	1.488.029	0	0	0	0	0	1.488.029
402	10	11	00	Materiales eléctricos	100.683	0	0	0	0	0	100.683
402	10	12	00	Materiales para instalaciones sanitarias	29.178	0	0	0	0	0	29.178
402	10	99	00	Otros productos y útiles diversos	7.955	0	0	0	0	0	7.955
403	**00**	**00**	**00**	**Servicios no personales**	**2.428.026**	**0**	**0**	0	0	0	**2.428.026**
403	06	00	00	Servicios de transporte y almacenaje	19.211	0	0	0	0	0	19.211
403	06	01	00	Fletes y embalajes	3.711	0	0	0	0	0	3.711
403	06	03	00	Estacionamiento	15.500	0	0	0	0	0	15.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	79.989	0	0	0	0	0	79.989
403	07	02	00	Imprenta y reproducción	6.886	0	0	0	0	0	6.886
403	07	04	00	Avisos	73.103	0	0	0	0	0	73.103

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047014 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.249

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	8.131	0	0	0	0	0	8.131
403	08	02	00	Comisiones y gastos bancarios	8.131	0	0	0	0	0	8.131
403	09	00	00	Viáticos y pasajes	305.861	0	0	0	0	0	305.861
403	09	01	00	Viáticos y pasajes dentro del país	305.861	0	0	0	0	0	305.861
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	581.045	0	0	0	0	0	581.045
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	277.856	0	0	0	0	0	277.856
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	41.273	0	0	0	0	0	41.273
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	261.916	0	0	0	0	0	261.916
403	12	00	00	Conservación y reparaciones menores de obras	305.220	0	0	0	0	0	305.220
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	305.220	0	0	0	0	0	305.220
403	18	00	00	Impuestos indirectos	980.618	0	0	0	0	0	980.618
403	18	01	00	Impuesto al valor agregado	980.618	0	0	0	0	0	980.618
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	135.311	0	0	0	0	0	135.311
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	135.311	0	0	0	0	0	135.311
403	99	00	00	Otros servicios no personales	12.640	0	0	0	0	0	12.640
403	99	01	00	Otros servicios no personales	12.640	0	0	0	0	0	12.640
404	**00**	**00**	**00**	**Activos reales**	**746.342**	**0**	**0**	**0**	**0**	**0**	**746.342**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	71.770	0	0	0	0	0	71.770
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	59.018	0	0	0	0	0	59.018
404	03	05	00	Maquinaria y equipos industriales y de taller	12.752	0	0	0	0	0	12.752
404	04	00	00	Equipos de transporte, tracción y elevación	55.390	0	0	0	0	0	55.390
404	04	01	00	Vehículos automotores terrestres	51.830	0	0	0	0	0	51.830
404	04	05	00	Vehículos de tracción no motorizados	3.560	0	0	0	0	0	3.560
404	05	00	00	Equipos de comunicaciones y de señalamiento	25.927	0	0	0	0	0	25.927

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047014 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.249

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	01	00	Equipos de telecomunicaciones	25.927	0	0	0	0	0	25.927
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.376	0	0	0	0	0	6.376
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.376	0	0	0	0	0	6.376
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	586.879	0	0	0	0	0	586.879
404	09	01	00	Mobiliario y equipos de oficina	217.791	0	0	0	0	0	217.791
404	09	02	00	Equipos de computación	217.052	0	0	0	0	0	217.052
404	09	03	00	Mobiliario y equipos de alojamiento	152.036	0	0	0	0	0	152.036
				Totales	**146.521.421**	0	0	0	0	0	**146.521.421**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047015 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.101

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**76.160.398**	**0**	**0**	**0**	**0**	**0**	**76.160.398**
401	01	00	00	Sueldos, salarios y otras retribuciones	36.296.746	0	0	0	0	0	36.296.746
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	27.159.929	0	0	0	0	0	27.159.929
401	01	03	00	Suplencias a empleados	2.595.899	0	0	0	0	0	2.595.899
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	694.495	0	0	0	0	0	694.495
401	01	13	00	Suplencias a obreros	21.415	0	0	0	0	0	21.415
401	01	18	00	Remuneraciones al personal contratado	5.544.010	0	0	0	0	0	5.544.010
401	01	99	00	Otras retribuciones	280.998	0	0	0	0	0	280.998
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.851.421	0	0	0	0	0	1.851.421
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.787.053	0	0	0	0	0	1.787.053
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	64.368	0	0	0	0	0	64.368
401	03	00	00	Primas	5.394.724	0	0	0	0	0	5.394.724
401	03	01	00	Primas por mérito a empleados	845.001	0	0	0	0	0	845.001
401	03	02	00	Primas de transporte a empleados	6.585	0	0	0	0	0	6.585
401	03	08	00	Primas de profesionalización a empleados	200.872	0	0	0	0	0	200.872
401	03	09	00	Primas por antigüedad a empleados	4.215.414	0	0	0	0	0	4.215.414
401	03	16	00	Primas por mérito a obreros	28.681	0	0	0	0	0	28.681
401	03	17	00	Primas de transporte a obreros	2.176	0	0	0	0	0	2.176
401	03	19	00	Primas por hijos de obreros	1.380	0	0	0	0	0	1.380
401	03	21	00	Primas por antigüedad a obreros	94.615	0	0	0	0	0	94.615
401	04	00	00	Complementos de sueldos y salarios	825.790	0	0	0	0	0	825.790
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	285.800	0	0	0	0	0	285.800
401	04	03	00	Complemento a empleados por gastos de alimentación	290	0	0	0	0	0	290
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	7.786	0	0	0	0	0	7.786

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047015 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.101

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	19	00	Bono compensatorio de transporte a obreros	3.890	0	0	0	0	0	3.890
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	134.604	0	0	0	0	0	134.604
401	04	96	00	Otros complementos a empleados	218.715	0	0	0	0	0	218.715
401	04	97	00	Otros complementos a obreros	8.612	0	0	0	0	0	8.612
401	04	98	00	Otros complementos al personal contratado	166.093	0	0	0	0	0	166.093
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	21.096.645	0	0	0	0	0	21.096.645
401	05	01	00	Aguinaldos a empleados	13.886.543	0	0	0	0	0	13.886.543
401	05	03	00	Bono vacacional a empleados	3.324.180	0	0	0	0	0	3.324.180
401	05	04	00	Aguinaldos a obreros	298.350	0	0	0	0	0	298.350
401	05	06	00	Bono vacacional a obreros	103.955	0	0	0	0	0	103.955
401	05	07	00	Aguinaldos al personal contratado	3.045.786	0	0	0	0	0	3.045.786
401	05	08	00	Bono vacacional al personal contratado	437.831	0	0	0	0	0	437.831
401	06	00	00	Aportes patronales y legales	4.899.102	0	0	0	0	0	4.899.102
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.399.046	0	0	0	0	0	2.399.046
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	743.868	0	0	0	0	0	743.868
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	691.447	0	0	0	0	0	691.447
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	199.019	0	0	0	0	0	199.019
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	18.778	0	0	0	0	0	18.778
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	18.778	0	0	0	0	0	18.778
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	684.460	0	0	0	0	0	684.460
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	143.706	0	0	0	0	0	143.706
401	07	00	00	Asistencia socio-económica	5.795.970	0	0	0	0	0	5.795.970
401	07	02	00	Becas a empleados	17.135	0	0	0	0	0	17.135

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047015 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.101

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	737	0	0	0	0	0	737
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.232	0	0	0	0	0	2.232
401	07	05	00	Ayudas por defunción a empleados	575	0	0	0	0	0	575
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.391.013	0	0	0	0	0	4.391.013
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	30.000	0	0	0	0	0	30.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	250.000	0	0	0	0	0	250.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	236.640	0	0	0	0	0	236.640
401	07	18	00	Becas a obreros	1.080	0	0	0	0	0	1.080
401	07	19	00	Ayudas por matrimonio de obreros	101	0	0	0	0	0	101
401	07	20	00	Ayudas por nacimiento de hijos de obreros	101	0	0	0	0	0	101
401	07	21	00	Ayudas por defunción a obreros	1.242	0	0	0	0	0	1.242
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	74.054	0	0	0	0	0	74.054
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	15.000	0	0	0	0	0	15.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.000	0	0	0	0	0	5.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	9.744	0	0	0	0	0	9.744
401	07	33	00	Asistencia socio-económica al personal contratado	131.001	0	0	0	0	0	131.001
401	07	96	00	Otras subvenciones a empleados	602.910	0	0	0	0	0	602.910
401	07	97	00	Otras subvenciones a obreros	27.405	0	0	0	0	0	27.405
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.306.752**	**0**	**0**	**0**	**0**	**0**	**2.306.752**
402	01	00	00	Productos alimenticios y agropecuarios	223.263	0	0	0	0	0	223.263
402	01	01	00	Alimentos y bebidas para personas	223.263	0	0	0	0	0	223.263
402	02	00	00	Productos de minas, canteras y yacimientos	1.522	0	0	0	0	0	1.522
402	02	05	00	Piedra, arcilla, arena y tierra	1.522	0	0	0	0	0	1.522
402	03	00	00	Textiles y vestuarios	5.670	0	0	0	0	0	5.670

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047015 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.101

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	5.670	0	0	0	0	0	5.670
402	04	00	00	Productos de cuero y caucho	41.404	0	0	0	0	0	41.404
402	04	03	00	Cauchos y tripas para vehículos	41.404	0	0	0	0	0	41.404
402	05	00	00	Productos de papel, cartón e impresos	713.074	0	0	0	0	0	713.074
402	05	01	00	Pulpa de madera, papel y cartón	58.055	0	0	0	0	0	58.055
402	05	03	00	Productos de papel y cartón para oficina	630.463	0	0	0	0	0	630.463
402	05	06	00	Productos de papel y cartón para computación	19.295	0	0	0	0	0	19.295
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.261	0	0	0	0	0	5.261
402	06	00	00	Productos químicos y derivados	180.978	0	0	0	0	0	180.978
402	06	02	00	Abonos, plaguicidas y otros	4.305	0	0	0	0	0	4.305
402	06	03	00	Tintas, pinturas y colorantes	132.784	0	0	0	0	0	132.784
402	06	05	00	Productos de tocador	1.586	0	0	0	0	0	1.586
402	06	06	00	Combustibles y lubricantes	3.744	0	0	0	0	0	3.744
402	06	08	00	Productos plásticos	38.559	0	0	0	0	0	38.559
402	07	00	00	Productos minerales no metálicos	47.821	0	0	0	0	0	47.821
402	07	04	00	Cemento, cal y yeso	47.821	0	0	0	0	0	47.821
402	08	00	00	Productos metálicos	145.436	0	0	0	0	0	145.436
402	08	01	00	Productos primarios de hierro y acero	5.637	0	0	0	0	0	5.637
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	101.852	0	0	0	0	0	101.852
402	08	05	00	Materiales de orden público, seguridad y defensa	2.616	0	0	0	0	0	2.616
402	08	07	00	Material de señalamiento	5.493	0	0	0	0	0	5.493
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.440	0	0	0	0	0	9.440
402	08	10	00	Repuestos y accesorios para otros equipos	19.855	0	0	0	0	0	19.855
402	08	99	00	Otros productos metálicos	543	0	0	0	0	0	543

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047015 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.101

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	00	00	Productos de madera	6.539	0	0	0	0	0	6.539
402	09	01	00	Productos primarios de madera	4.079	0	0	0	0	0	4.079
402	09	02	00	Muebles y accesorios de madera para edificaciones	2.460	0	0	0	0	0	2.460
402	10	00	00	Productos varios y útiles diversos	919.990	0	0	0	0	0	919.990
402	10	02	00	Materiales y útiles de limpieza y aseo	105.819	0	0	0	0	0	105.819
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.838	0	0	0	0	0	2.838
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	83.538	0	0	0	0	0	83.538
402	10	07	00	Productos de seguridad en el trabajo	8.163	0	0	0	0	0	8.163
402	10	08	00	Materiales para equipos de computación	552.853	0	0	0	0	0	552.853
402	10	11	00	Materiales eléctricos	133.894	0	0	0	0	0	133.894
402	10	12	00	Materiales para instalaciones sanitarias	14.012	0	0	0	0	0	14.012
402	10	99	00	Otros productos y útiles diversos	18.873	0	0	0	0	0	18.873
402	99	00	00	Otros materiales y suministros	21.055	0	0	0	0	0	21.055
402	99	01	00	Otros materiales y suministros	21.055	0	0	0	0	0	21.055
403	**00**	**00**	**00**	**Servicios no personales**	**1.842.008**	**0**	**0**	**0**	**0**	**0**	**1.842.008**
403	06	00	00	Servicios de transporte y almacenaje	2.919	0	0	0	0	0	2.919
403	06	01	00	Fletes y embalajes	1.855	0	0	0	0	0	1.855
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.064	0	0	0	0	0	1.064
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.971	0	0	0	0	0	7.971
403	07	02	00	Imprenta y reproducción	2.214	0	0	0	0	0	2.214
403	07	03	00	Relaciones sociales	2.790	0	0	0	0	0	2.790
403	07	04	00	Avisos	2.967	0	0	0	0	0	2.967
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	27.789	0	0	0	0	0	27.789
403	08	02	00	Comisiones y gastos bancarios	27.789	0	0	0	0	0	27.789

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047015 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.101

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	312.276	0	0	0	0	0	312.276
403	09	01	00	Viáticos y pasajes dentro del país	312.276	0	0	0	0	0	312.276
403	10	00	00	Servicios profesionales y técnicos	2.710	0	0	0	0	0	2.710
403	10	99	00	Otros servicios profesionales y técnicos	2.710	0	0	0	0	0	2.710
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	471.051	0	0	0	0	0	471.051
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	263.680	0	0	0	0	0	263.680
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	12.512	0	0	0	0	0	12.512
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	647	0	0	0	0	0	647
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	187.737	0	0	0	0	0	187.737
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	6.475	0	0	0	0	0	6.475
403	12	00	00	Conservación y reparaciones menores de obras	319.293	0	0	0	0	0	319.293
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	319.293	0	0	0	0	0	319.293
403	18	00	00	Impuestos indirectos	608.219	0	0	0	0	0	608.219
403	18	01	00	Impuesto al valor agregado	608.219	0	0	0	0	0	608.219
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	52.123	0	0	0	0	0	52.123
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	52.123	0	0	0	0	0	52.123
403	99	00	00	Otros servicios no personales	37.657	0	0	0	0	0	37.657
403	99	01	00	Otros servicios no personales	37.657	0	0	0	0	0	37.657
404	**00**	**00**	**00**	**Activos reales**	**298.015**	**0**	**0**	**0**	**0**	**0**	**298.015**
404	01	00	00	Repuestos y reparaciones mayores	29.982	0	0	0	0	0	29.982
404	01	01	00	Repuestos mayores	29.982	0	0	0	0	0	29.982
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	29.982	0	0	0	0	0	29.982
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	39.791	0	0	0	0	0	39.791

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047015 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.101

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	3.885	0	0	0	0	0	3.885
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	19.978	0	0	0	0	0	19.978
404	03	05	00	Maquinaria y equipos industriales y de taller	8.457	0	0	0	0	0	8.457
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	7.471	0	0	0	0	0	7.471
404	05	00	00	Equipos de comunicaciones y de señalamiento	12.649	0	0	0	0	0	12.649
404	05	01	00	Equipos de telecomunicaciones	12.649	0	0	0	0	0	12.649
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.174	0	0	0	0	0	5.174
404	07	02	00	Equipos de enseñanza, deporte y recreación	5.174	0	0	0	0	0	5.174
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	10.179	0	0	0	0	0	10.179
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	10.179	0	0	0	0	0	10.179
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200.240	0	0	0	0	0	200.240
404	09	01	00	Mobiliario y equipos de oficina	66.082	0	0	0	0	0	66.082
404	09	02	00	Equipos de computación	73.016	0	0	0	0	0	73.016
404	09	03	00	Mobiliario y equipos de alojamiento	56.286	0	0	0	0	0	56.286
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	4.856	0	0	0	0	0	4.856
				Totales	**80.607.173**	**0**	**0**	**0**	**0**	**0**	**80.607.173**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047016 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.671

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**82.583.827**	**0**	**0**	**0**	**0**	**0**	**82.583.827**
401	01	00	00	Sueldos, salarios y otras retribuciones	39.737.047	0	0	0	0	0	39.737.047
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	27.233.192	0	0	0	0	0	27.233.192
401	01	03	00	Suplencias a empleados	4.642.397	0	0	0	0	0	4.642.397
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	648.971	0	0	0	0	0	648.971
401	01	13	00	Suplencias a obreros	1.000	0	0	0	0	0	1.000
401	01	18	00	Remuneraciones al personal contratado	6.972.948	0	0	0	0	0	6.972.948
401	01	99	00	Otras retribuciones	238.539	0	0	0	0	0	238.539
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.631.122	0	0	0	0	0	1.631.122
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.582.674	0	0	0	0	0	1.582.674
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	48.448	0	0	0	0	0	48.448
401	03	00	00	Primas	5.615.235	0	0	0	0	0	5.615.235
401	03	01	00	Primas por mérito a empleados	834.680	0	0	0	0	0	834.680
401	03	02	00	Primas de transporte a empleados	6.973	0	0	0	0	0	6.973
401	03	08	00	Primas de profesionalización a empleados	219.776	0	0	0	0	0	219.776
401	03	09	00	Primas por antigüedad a empleados	4.468.649	0	0	0	0	0	4.468.649
401	03	16	00	Primas por mérito a obreros	27.799	0	0	0	0	0	27.799
401	03	17	00	Primas de transporte a obreros	2.430	0	0	0	0	0	2.430
401	03	19	00	Primas por hijos de obreros	526	0	0	0	0	0	526
401	03	21	00	Primas por antigüedad a obreros	54.402	0	0	0	0	0	54.402
401	04	00	00	Complementos de sueldos y salarios	1.382.620	0	0	0	0	0	1.382.620
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	460.720	0	0	0	0	0	460.720
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	5.089	0	0	0	0	0	5.089
401	04	19	00	Bono compensatorio de transporte a obreros	2.520	0	0	0	0	0	2.520

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047016 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.671

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	109.990	0	0	0	0	0	109.990
401	04	96	00	Otros complementos a empleados	529.931	0	0	0	0	0	529.931
401	04	97	00	Otros complementos a obreros	17.983	0	0	0	0	0	17.983
401	04	98	00	Otros complementos al personal contratado	256.387	0	0	0	0	0	256.387
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	23.539.472	0	0	0	0	0	23.539.472
401	05	01	00	Aguinaldos a empleados	14.680.460	0	0	0	0	0	14.680.460
401	05	03	00	Bono vacacional a empleados	5.759.611	0	0	0	0	0	5.759.611
401	05	04	00	Aguinaldos a obreros	240.929	0	0	0	0	0	240.929
401	05	06	00	Bono vacacional a obreros	83.948	0	0	0	0	0	83.948
401	05	07	00	Aguinaldos al personal contratado	2.249.672	0	0	0	0	0	2.249.672
401	05	08	00	Bono vacacional al personal contratado	524.852	0	0	0	0	0	524.852
401	06	00	00	Aportes patronales y legales	5.538.713	0	0	0	0	0	5.538.713
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.546.996	0	0	0	0	0	2.546.996
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.004.398	0	0	0	0	0	1.004.398
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	754.554	0	0	0	0	0	754.554
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	165.849	0	0	0	0	0	165.849
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	19.285	0	0	0	0	0	19.285
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	18.425	0	0	0	0	0	18.425
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	861.780	0	0	0	0	0	861.780
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	167.426	0	0	0	0	0	167.426
401	07	00	00	Asistencia socio-económica	5.139.618	0	0	0	0	0	5.139.618
401	07	02	00	Becas a empleados	7.825	0	0	0	0	0	7.825
401	07	03	00	Ayudas por matrimonio a empleados	1.230	0	0	0	0	0	1.230

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047016 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.671

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.106	0	0	0	0	0	1.106
401	07	05	00	Ayudas por defunción a empleados	575	0	0	0	0	0	575
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.460.327	0	0	0	0	0	3.460.327
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.150	0	0	0	0	0	1.150
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	705.226	0	0	0	0	0	705.226
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	197.664	0	0	0	0	0	197.664
401	07	18	00	Becas a obreros	2.070	0	0	0	0	0	2.070
401	07	19	00	Ayudas por matrimonio de obreros	101	0	0	0	0	0	101
401	07	20	00	Ayudas por nacimiento de hijos de obreros	101	0	0	0	0	0	101
401	07	21	00	Ayudas por defunción a obreros	288	0	0	0	0	0	288
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	56.990	0	0	0	0	0	56.990
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.725	0	0	0	0	0	1.725
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	29.104	0	0	0	0	0	29.104
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	18.792	0	0	0	0	0	18.792
401	07	33	00	Asistencia socio-económica al personal contratado	113.334	0	0	0	0	0	113.334
401	07	96	00	Otras subvenciones a empleados	496.335	0	0	0	0	0	496.335
401	07	97	00	Otras subvenciones a obreros	45.675	0	0	0	0	0	45.675
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.790.366**	**0**	**0**	**0**	**0**	**0**	**1.790.366**
402	01	00	00	Productos alimenticios y agropecuarios	220.034	0	0	0	0	0	220.034
402	01	01	00	Alimentos y bebidas para personas	220.034	0	0	0	0	0	220.034
402	03	00	00	Textiles y vestuarios	14.752	0	0	0	0	0	14.752
402	03	01	00	Textiles	4.710	0	0	0	0	0	4.710
402	03	02	00	Prendas de vestir	10.042	0	0	0	0	0	10.042
402	04	00	00	Productos de cuero y caucho	12.251	0	0	0	0	0	12.251

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047016 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.671

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	12.251	0	0	0	0	0	12.251
402	05	00	00	Productos de papel, cartón e impresos	661.641	0	0	0	0	0	661.641
402	05	01	00	Pulpa de madera, papel y cartón	99.572	0	0	0	0	0	99.572
402	05	02	00	Envases y cajas de papel y cartón	4.232	0	0	0	0	0	4.232
402	05	03	00	Productos de papel y cartón para oficina	525.554	0	0	0	0	0	525.554
402	05	06	00	Productos de papel y cartón para computación	11.876	0	0	0	0	0	11.876
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.407	0	0	0	0	0	20.407
402	06	00	00	Productos químicos y derivados	125.142	0	0	0	0	0	125.142
402	06	02	00	Abonos, plaguicidas y otros	2.679	0	0	0	0	0	2.679
402	06	03	00	Tintas, pinturas y colorantes	56.646	0	0	0	0	0	56.646
402	06	05	00	Productos de tocador	1.982	0	0	0	0	0	1.982
402	06	06	00	Combustibles y lubricantes	10.750	0	0	0	0	0	10.750
402	06	08	00	Productos plásticos	53.085	0	0	0	0	0	53.085
402	07	00	00	Productos minerales no metálicos	526	0	0	0	0	0	526
402	07	04	00	Cemento, cal y yeso	526	0	0	0	0	0	526
402	08	00	00	Productos metálicos	92.131	0	0	0	0	0	92.131
402	08	01	00	Productos primarios de hierro y acero	227	0	0	0	0	0	227
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	22.451	0	0	0	0	0	22.451
402	08	07	00	Material de señalamiento	5.962	0	0	0	0	0	5.962
402	08	09	00	Repuestos y accesorios para equipos de transporte	18.515	0	0	0	0	0	18.515
402	08	10	00	Repuestos y accesorios para otros equipos	42.129	0	0	0	0	0	42.129
402	08	99	00	Otros productos metálicos	2.847	0	0	0	0	0	2.847
402	10	00	00	Productos varios y útiles diversos	663.889	0	0	0	0	0	663.889
402	10	01	00	Artículos de deporte, recreación y juguetes	740	0	0	0	0	0	740

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047016 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.671

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	17.415	0	0	0	0	0	17.415
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.882	0	0	0	0	0	2.882
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.647	0	0	0	0	0	100.647
402	10	06	00	Condecoraciones, ofrendas y similares	15.770	0	0	0	0	0	15.770
402	10	07	00	Productos de seguridad en el trabajo	1.769	0	0	0	0	0	1.769
402	10	08	00	Materiales para equipos de computación	444.154	0	0	0	0	0	444.154
402	10	11	00	Materiales eléctricos	67.641	0	0	0	0	0	67.641
402	10	12	00	Materiales para instalaciones sanitarias	9.376	0	0	0	0	0	9.376
402	10	13	00	Materiales fotográficos	3.495	0	0	0	0	0	3.495
403	**00**	**00**	**00**	**Servicios no personales**	**1.566.922**	**0**	**0**	**0**	**0**	**0**	**1.566.922**
403	06	00	00	Servicios de transporte y almacenaje	928	0	0	0	0	0	928
403	06	01	00	Fletes y embalajes	928	0	0	0	0	0	928
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.436	0	0	0	0	0	42.436
403	07	02	00	Imprenta y reproducción	5.579	0	0	0	0	0	5.579
403	07	03	00	Relaciones sociales	14.507	0	0	0	0	0	14.507
403	07	04	00	Avisos	22.350	0	0	0	0	0	22.350
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	33.481	0	0	0	0	0	33.481
403	08	02	00	Comisiones y gastos bancarios	33.481	0	0	0	0	0	33.481
403	09	00	00	Viáticos y pasajes	410.751	0	0	0	0	0	410.751
403	09	01	00	Viáticos y pasajes dentro del país	410.751	0	0	0	0	0	410.751
403	10	00	00	Servicios profesionales y técnicos	60.988	0	0	0	0	0	60.988
403	10	99	00	Otros servicios profesionales y técnicos	60.988	0	0	0	0	0	60.988
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	365.248	0	0	0	0	0	365.248
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	85.214	0	0	0	0	0	85.214

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047016 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.671

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.260	0	0	0	0	0	5.260
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	2.046	0	0	0	0	0	2.046
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	3.984	0	0	0	0	0	3.984
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	268.744	0	0	0	0	0	268.744
403	12	00	00	Conservación y reparaciones menores de obras	99.414	0	0	0	0	0	99.414
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	99.414	0	0	0	0	0	99.414
403	18	00	00	Impuestos indirectos	512.006	0	0	0	0	0	512.006
403	18	01	00	Impuesto al valor agregado	512.006	0	0	0	0	0	512.006
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	41.051	0	0	0	0	0	41.051
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	41.051	0	0	0	0	0	41.051
403	99	00	00	Otros servicios no personales	619	0	0	0	0	0	619
403	99	01	00	Otros servicios no personales	619	0	0	0	0	0	619
404	**00**	**00**	**00**	**Activos reales**	**546.920**	**0**	**0**	**0**	**0**	**0**	**546.920**
404	01	00	00	Repuestos y reparaciones mayores	29.346	0	0	0	0	0	29.346
404	01	01	00	Repuestos mayores	29.346	0	0	0	0	0	29.346
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	29.346	0	0	0	0	0	29.346
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	83.619	0	0	0	0	0	83.619
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	42.528	0	0	0	0	0	42.528
404	03	05	00	Maquinaria y equipos industriales y de taller	27.991	0	0	0	0	0	27.991
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	13.100	0	0	0	0	0	13.100
404	05	00	00	Equipos de comunicaciones y de señalamiento	84.861	0	0	0	0	0	84.861
404	05	01	00	Equipos de telecomunicaciones	84.861	0	0	0	0	0	84.861
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	13.326	0	0	0	0	0	13.326

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047016 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.671

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	03	00	Obras de arte	13.326	0	0	0	0	0	13.326
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	335.768	0	0	0	0	0	335.768
404	09	01	00	Mobiliario y equipos de oficina	109.797	0	0	0	0	0	109.797
404	09	02	00	Equipos de computación	116.466	0	0	0	0	0	116.466
404	09	03	00	Mobiliario y equipos de alojamiento	109.505	0	0	0	0	0	109.505
				Totales	**86.488.035**	0	0	0	0	0	**86.488.035**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047017 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**110.388.257**	0	0	0	0	0	**110.388.257**
401	01	00	00	Sueldos, salarios y otras retribuciones	49.651.083	0	0	0	0	0	49.651.083
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	38.252.272	0	0	0	0	0	38.252.272
401	01	03	00	Suplencias a empleados	2.736.995	0	0	0	0	0	2.736.995
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.139.744	0	0	0	0	0	1.139.744
401	01	13	00	Suplencias a obreros	15.000	0	0	0	0	0	15.000
401	01	18	00	Remuneraciones al personal contratado	7.395.944	0	0	0	0	0	7.395.944
401	01	99	00	Otras retribuciones	111.128	0	0	0	0	0	111.128
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.908.727	0	0	0	0	0	3.908.727
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.802.423	0	0	0	0	0	3.802.423
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	106.304	0	0	0	0	0	106.304
401	03	00	00	Primas	8.883.213	0	0	0	0	0	8.883.213
401	03	01	00	Primas por mérito a empleados	1.231.267	0	0	0	0	0	1.231.267
401	03	02	00	Primas de transporte a empleados	19.550	0	0	0	0	0	19.550
401	03	08	00	Primas de profesionalización a empleados	246.812	0	0	0	0	0	246.812
401	03	09	00	Primas por antigüedad a empleados	7.189.272	0	0	0	0	0	7.189.272
401	03	16	00	Primas por mérito a obreros	70.639	0	0	0	0	0	70.639
401	03	17	00	Primas de transporte a obreros	1.725	0	0	0	0	0	1.725
401	03	19	00	Primas por hijos de obreros	1.150	0	0	0	0	0	1.150
401	03	21	00	Primas por antigüedad a obreros	122.798	0	0	0	0	0	122.798
401	04	00	00	Complementos de sueldos y salarios	935.058	0	0	0	0	0	935.058
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	166.750	0	0	0	0	0	166.750
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	8.947	0	0	0	0	0	8.947
401	04	19	00	Bono compensatorio de transporte a obreros	6.900	0	0	0	0	0	6.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047017 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	80.500	0	0	0	0	0	80.500
401	04	96	00	Otros complementos a empleados	439.361	0	0	0	0	0	439.361
401	04	97	00	Otros complementos a obreros	21.850	0	0	0	0	0	21.850
401	04	98	00	Otros complementos al personal contratado	210.750	0	0	0	0	0	210.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	31.409.751	0	0	0	0	0	31.409.751
401	05	01	00	Aguinaldos a empleados	19.880.230	0	0	0	0	0	19.880.230
401	05	03	00	Bono vacacional a empleados	7.177.236	0	0	0	0	0	7.177.236
401	05	04	00	Aguinaldos a obreros	427.197	0	0	0	0	0	427.197
401	05	06	00	Bono vacacional a obreros	172.470	0	0	0	0	0	172.470
401	05	07	00	Aguinaldos al personal contratado	3.056.325	0	0	0	0	0	3.056.325
401	05	08	00	Bono vacacional al personal contratado	696.293	0	0	0	0	0	696.293
401	06	00	00	Aportes patronales y legales	7.787.363	0	0	0	0	0	7.787.363
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.327.821	0	0	0	0	0	3.327.821
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.682.327	0	0	0	0	0	1.682.327
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.299.950	0	0	0	0	0	1.299.950
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	276.415	0	0	0	0	0	276.415
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	41.920	0	0	0	0	0	41.920
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	41.579	0	0	0	0	0	41.579
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	931.052	0	0	0	0	0	931.052
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	186.299	0	0	0	0	0	186.299
401	07	00	00	Asistencia socio-económica	7.813.062	0	0	0	0	0	7.813.062
401	07	02	00	Becas a empleados	42.778	0	0	0	0	0	42.778
401	07	03	00	Ayudas por matrimonio a empleados	1.600	0	0	0	0	0	1.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047017 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.215	0	0	0	0	0	2.215
401	07	05	00	Ayudas por defunción a empleados	3.163	0	0	0	0	0	3.163
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.957.212	0	0	0	0	0	4.957.212
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	15.698	0	0	0	0	0	15.698
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.011.534	0	0	0	0	0	1.011.534
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	337.560	0	0	0	0	0	337.560
401	07	18	00	Becas a obreros	5.750	0	0	0	0	0	5.750
401	07	19	00	Ayudas por matrimonio de obreros	152	0	0	0	0	0	152
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.553	0	0	0	0	0	1.553
401	07	21	00	Ayudas por defunción a obreros	575	0	0	0	0	0	575
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	131.301	0	0	0	0	0	131.301
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.884	0	0	0	0	0	1.884
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	81.947	0	0	0	0	0	81.947
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	20.184	0	0	0	0	0	20.184
401	07	33	00	Asistencia socio-económica al personal contratado	202.241	0	0	0	0	0	202.241
401	07	96	00	Otras subvenciones a empleados	937.860	0	0	0	0	0	937.860
401	07	97	00	Otras subvenciones a obreros	57.855	0	0	0	0	0	57.855
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**2.910.328**	**0**	**0**	0	**0**	0	**2.910.328**
402	01	00	00	Productos alimenticios y agropecuarios	140.128	0	0	0	0	0	140.128
402	01	01	00	Alimentos y bebidas para personas	140.128	0	0	0	0	0	140.128
402	03	00	00	Textiles y vestuarios	10.962	0	0	0	0	0	10.962
402	03	01	00	Textiles	10.962	0	0	0	0	0	10.962
402	04	00	00	Productos de cuero y caucho	43.834	0	0	0	0	0	43.834
402	04	03	00	Cauchos y tripas para vehículos	43.834	0	0	0	0	0	43.834

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047017 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	871.820	0	0	0	0	0	871.820
402	05	01	00	Pulpa de madera, papel y cartón	93.014	0	0	0	0	0	93.014
402	05	03	00	Productos de papel y cartón para oficina	743.409	0	0	0	0	0	743.409
402	05	04	00	Libros, revistas y periódicos	5.594	0	0	0	0	0	5.594
402	05	06	00	Productos de papel y cartón para computación	11.663	0	0	0	0	0	11.663
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	18.140	0	0	0	0	0	18.140
402	06	00	00	Productos químicos y derivados	148.799	0	0	0	0	0	148.799
402	06	03	00	Tintas, pinturas y colorantes	73.356	0	0	0	0	0	73.356
402	06	06	00	Combustibles y lubricantes	11.499	0	0	0	0	0	11.499
402	06	08	00	Productos plásticos	63.944	0	0	0	0	0	63.944
402	07	00	00	Productos minerales no metálicos	5.713	0	0	0	0	0	5.713
402	07	04	00	Cemento, cal y yeso	5.713	0	0	0	0	0	5.713
402	08	00	00	Productos metálicos	218.836	0	0	0	0	0	218.836
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	78.463	0	0	0	0	0	78.463
402	08	05	00	Materiales de orden público, seguridad y defensa	15.347	0	0	0	0	0	15.347
402	08	07	00	Material de señalamiento	4.017	0	0	0	0	0	4.017
402	08	09	00	Repuestos y accesorios para equipos de transporte	78.429	0	0	0	0	0	78.429
402	08	10	00	Repuestos y accesorios para otros equipos	42.580	0	0	0	0	0	42.580
402	10	00	00	Productos varios y útiles diversos	1.454.778	0	0	0	0	0	1.454.778
402	10	01	00	Artículos de deporte, recreación y juguetes	3.370	0	0	0	0	0	3.370
402	10	02	00	Materiales y útiles de limpieza y aseo	109.905	0	0	0	0	0	109.905
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.863	0	0	0	0	0	1.863
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	174.444	0	0	0	0	0	174.444
402	10	06	00	Condecoraciones, ofrendas y similares	19.675	0	0	0	0	0	19.675

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047017 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	8.471	0	0	0	0	0	8.471
402	10	08	00	Materiales para equipos de computación	1.040.333	0	0	0	0	0	1.040.333
402	10	11	00	Materiales eléctricos	91.114	0	0	0	0	0	91.114
402	10	12	00	Materiales para instalaciones sanitarias	5.603	0	0	0	0	0	5.603
402	99	00	00	Otros materiales y suministros	15.458	0	0	0	0	0	15.458
402	99	01	00	Otros materiales y suministros	15.458	0	0	0	0	0	15.458
403	**00**	**00**	**00**	**Servicios no personales**	**2.247.405**	**0**	**0**	**0**	**0**	**0**	**2.247.405**
403	06	00	00	Servicios de transporte y almacenaje	7.565	0	0	0	0	0	7.565
403	06	01	00	Fletes y embalajes	4.639	0	0	0	0	0	4.639
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.926	0	0	0	0	0	2.926
403	07	00	00	Servicios de información, impresión y relaciones públicas	54.681	0	0	0	0	0	54.681
403	07	02	00	Imprenta y reproducción	5.677	0	0	0	0	0	5.677
403	07	03	00	Relaciones sociales	15.815	0	0	0	0	0	15.815
403	07	04	00	Avisos	33.189	0	0	0	0	0	33.189
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	23.867	0	0	0	0	0	23.867
403	08	02	00	Comisiones y gastos bancarios	23.867	0	0	0	0	0	23.867
403	09	00	00	Viáticos y pasajes	803.051	0	0	0	0	0	803.051
403	09	01	00	Viáticos y pasajes dentro del país	803.051	0	0	0	0	0	803.051
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	285.604	0	0	0	0	0	285.604
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	30.884	0	0	0	0	0	30.884
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	7.428	0	0	0	0	0	7.428
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	247.292	0	0	0	0	0	247.292
403	12	00	00	Conservación y reparaciones menores de obras	198.465	0	0	0	0	0	198.465
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	198.465	0	0	0	0	0	198.465

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047017 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	779.742	0	0	0	0	0	779.742
403	18	01	00	Impuesto al valor agregado	779.742	0	0	0	0	0	779.742
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	85.916	0	0	0	0	0	85.916
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	85.916	0	0	0	0	0	85.916
403	99	00	00	Otros servicios no personales	8.514	0	0	0	0	0	8.514
403	99	01	00	Otros servicios no personales	8.514	0	0	0	0	0	8.514
404	**00**	**00**	**00**	**Activos reales**	**796.522**	**0**	**0**	**0**	**0**	**0**	**796.522**
404	01	00	00	Repuestos y reparaciones mayores	51.108	0	0	0	0	0	51.108
404	01	01	00	Repuestos mayores	51.108	0	0	0	0	0	51.108
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	4.501	0	0	0	0	0	4.501
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	46.607	0	0	0	0	0	46.607
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	90.445	0	0	0	0	0	90.445
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	61.419	0	0	0	0	0	61.419
404	03	05	00	Maquinaria y equipos industriales y de taller	29.026	0	0	0	0	0	29.026
404	04	00	00	Equipos de transporte, tracción y elevación	90.703	0	0	0	0	0	90.703
404	04	01	00	Vehículos automotores terrestres	90.703	0	0	0	0	0	90.703
404	05	00	00	Equipos de comunicaciones y de señalamiento	64.333	0	0	0	0	0	64.333
404	05	01	00	Equipos de telecomunicaciones	64.333	0	0	0	0	0	64.333
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	12.370	0	0	0	0	0	12.370
404	07	02	00	Equipos de enseñanza, deporte y recreación	7.014	0	0	0	0	0	7.014
404	07	03	00	Obras de arte	5.356	0	0	0	0	0	5.356
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	487.563	0	0	0	0	0	487.563
404	09	01	00	Mobiliario y equipos de oficina	161.296	0	0	0	0	0	161.296
404	09	02	00	Equipos de computación	234.730	0	0	0	0	0	234.730

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047017 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	87.584	0	0	0	0	0	87.584
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.953	0	0	0	0	0	3.953
				Totales	**116.342.512**	**0**	**0**	**0**	**0**	**0**	**116.342.512**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047018 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO SUCRE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.230

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**99.399.442**	**0**	**0**	**0**	**0**	**0**	**99.399.442**
401	01	00	00	Sueldos, salarios y otras retribuciones	47.696.684	0	0	0	0	0	47.696.684
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	37.252.855	0	0	0	0	0	37.252.855
401	01	03	00	Suplencias a empleados	3.037.529	0	0	0	0	0	3.037.529
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.251.180	0	0	0	0	0	2.251.180
401	01	13	00	Suplencias a obreros	10.000	0	0	0	0	0	10.000
401	01	18	00	Remuneraciones al personal contratado	4.733.398	0	0	0	0	0	4.733.398
401	01	99	00	Otras retribuciones	411.722	0	0	0	0	0	411.722
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.271.326	0	0	0	0	0	3.271.326
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.046.286	0	0	0	0	0	3.046.286
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	225.040	0	0	0	0	0	225.040
401	03	00	00	Primas	7.998.358	0	0	0	0	0	7.998.358
401	03	01	00	Primas por mérito a empleados	1.046.296	0	0	0	0	0	1.046.296
401	03	02	00	Primas de transporte a empleados	7.764	0	0	0	0	0	7.764
401	03	08	00	Primas de profesionalización a empleados	231.420	0	0	0	0	0	231.420
401	03	09	00	Primas por antigüedad a empleados	6.315.257	0	0	0	0	0	6.315.257
401	03	16	00	Primas por mérito a obreros	77.191	0	0	0	0	0	77.191
401	03	19	00	Primas por hijos de obreros	152	0	0	0	0	0	152
401	03	21	00	Primas por antigüedad a obreros	320.278	0	0	0	0	0	320.278
401	04	00	00	Complementos de sueldos y salarios	1.158.823	0	0	0	0	0	1.158.823
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	487.674	0	0	0	0	0	487.674
401	04	03	00	Complemento a empleados por gastos de alimentación	6.737	0	0	0	0	0	6.737
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.619	0	0	0	0	0	2.619
401	04	19	00	Bono compensatorio de transporte a obreros	5.374	0	0	0	0	0	5.374

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047018 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO SUCRE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.230

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	68.608	0	0	0	0	0	68.608
401	04	96	00	Otros complementos a empleados	464.912	0	0	0	0	0	464.912
401	04	97	00	Otros complementos a obreros	21.495	0	0	0	0	0	21.495
401	04	98	00	Otros complementos al personal contratado	101.404	0	0	0	0	0	101.404
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	26.362.651	0	0	0	0	0	26.362.651
401	05	01	00	Aguinaldos a empleados	17.233.413	0	0	0	0	0	17.233.413
401	05	03	00	Bono vacacional a empleados	5.027.583	0	0	0	0	0	5.027.583
401	05	04	00	Aguinaldos a obreros	782.756	0	0	0	0	0	782.756
401	05	06	00	Bono vacacional a obreros	296.244	0	0	0	0	0	296.244
401	05	07	00	Aguinaldos al personal contratado	2.667.756	0	0	0	0	0	2.667.756
401	05	08	00	Bono vacacional al personal contratado	354.899	0	0	0	0	0	354.899
401	06	00	00	Aportes patronales y legales	6.596.022	0	0	0	0	0	6.596.022
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.879.555	0	0	0	0	0	2.879.555
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.186.519	0	0	0	0	0	1.186.519
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.095.678	0	0	0	0	0	1.095.678
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	508.604	0	0	0	0	0	508.604
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	57.302	0	0	0	0	0	57.302
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	57.119	0	0	0	0	0	57.119
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	649.642	0	0	0	0	0	649.642
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	161.603	0	0	0	0	0	161.603
401	07	00	00	Asistencia socio-económica	6.315.578	0	0	0	0	0	6.315.578
401	07	02	00	Becas a empleados	30.274	0	0	0	0	0	30.274
401	07	03	00	Ayudas por matrimonio a empleados	1.231	0	0	0	0	0	1.231

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047018 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO SUCRE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.230

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.363	0	0	0	0	0	2.363
401	07	05	00	Ayudas por defunción a empleados	742	0	0	0	0	0	742
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.705.424	0	0	0	0	0	4.705.424
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.543	0	0	0	0	0	2.543
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	277.455	0	0	0	0	0	277.455
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	250.560	0	0	0	0	0	250.560
401	07	18	00	Becas a obreros	1.967	0	0	0	0	0	1.967
401	07	19	00	Ayudas por matrimonio de obreros	152	0	0	0	0	0	152
401	07	20	00	Ayudas por nacimiento de hijos de obreros	152	0	0	0	0	0	152
401	07	21	00	Ayudas por defunción a obreros	403	0	0	0	0	0	403
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	173.167	0	0	0	0	0	173.167
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	15.000	0	0	0	0	0	15.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	22.705	0	0	0	0	0	22.705
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	20.880	0	0	0	0	0	20.880
401	07	33	00	Asistencia socio-económica al personal contratado	140.660	0	0	0	0	0	140.660
401	07	96	00	Otras subvenciones a empleados	627.270	0	0	0	0	0	627.270
401	07	97	00	Otras subvenciones a obreros	42.630	0	0	0	0	0	42.630
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.991.323**	**0**	**0**	**0**	**0**	**0**	**1.991.323**
402	01	00	00	Productos alimenticios y agropecuarios	61.260	0	0	0	0	0	61.260
402	01	01	00	Alimentos y bebidas para personas	60.928	0	0	0	0	0	60.928
402	01	03	00	Productos agrícolas y pecuarios	332	0	0	0	0	0	332
402	02	00	00	Productos de minas, canteras y yacimientos	285	0	0	0	0	0	285
402	02	05	00	Piedra, arcilla, arena y tierra	285	0	0	0	0	0	285
402	03	00	00	Textiles y vestuarios	2.391	0	0	0	0	0	2.391

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047018 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO SUCRE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.230

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	2.391	0	0	0	0	0	2.391
402	04	00	00	Productos de cuero y caucho	11.975	0	0	0	0	0	11.975
402	04	03	00	Cauchos y tripas para vehículos	11.975	0	0	0	0	0	11.975
402	05	00	00	Productos de papel, cartón e impresos	772.209	0	0	0	0	0	772.209
402	05	01	00	Pulpa de madera, papel y cartón	11.191	0	0	0	0	0	11.191
402	05	02	00	Envases y cajas de papel y cartón	1.006	0	0	0	0	0	1.006
402	05	03	00	Productos de papel y cartón para oficina	760.012	0	0	0	0	0	760.012
402	06	00	00	Productos químicos y derivados	66.485	0	0	0	0	0	66.485
402	06	01	00	Sustancias químicas y de uso industrial	199	0	0	0	0	0	199
402	06	02	00	Abonos, plaguicidas y otros	1.805	0	0	0	0	0	1.805
402	06	03	00	Tintas, pinturas y colorantes	30.198	0	0	0	0	0	30.198
402	06	04	00	Productos farmacéuticos y medicamentos	1.087	0	0	0	0	0	1.087
402	06	05	00	Productos de tocador	781	0	0	0	0	0	781
402	06	06	00	Combustibles y lubricantes	5.478	0	0	0	0	0	5.478
402	06	08	00	Productos plásticos	26.937	0	0	0	0	0	26.937
402	07	00	00	Productos minerales no metálicos	119	0	0	0	0	0	119
402	07	04	00	Cemento, cal y yeso	119	0	0	0	0	0	119
402	08	00	00	Productos metálicos	62.019	0	0	0	0	0	62.019
402	08	01	00	Productos primarios de hierro y acero	306	0	0	0	0	0	306
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	21.169	0	0	0	0	0	21.169
402	08	05	00	Materiales de orden público, seguridad y defensa	3.669	0	0	0	0	0	3.669
402	08	07	00	Material de señalamiento	2.967	0	0	0	0	0	2.967
402	08	09	00	Repuestos y accesorios para equipos de transporte	25.701	0	0	0	0	0	25.701
402	08	10	00	Repuestos y accesorios para otros equipos	4.112	0	0	0	0	0	4.112

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047018 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO SUCRE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.230

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	99	00	Otros productos metálicos	4.095	0	0	0	0	0	4.095
402	10	00	00	Productos varios y útiles diversos	1.010.406	0	0	0	0	0	1.010.406
402	10	02	00	Materiales y útiles de limpieza y aseo	53.694	0	0	0	0	0	53.694
402	10	03	00	Utensilios de cocina y comedor	765	0	0	0	0	0	765
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.063	0	0	0	0	0	8.063
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	42.183	0	0	0	0	0	42.183
402	10	06	00	Condecoraciones, ofrendas y similares	3.470	0	0	0	0	0	3.470
402	10	07	00	Productos de seguridad en el trabajo	4.678	0	0	0	0	0	4.678
402	10	08	00	Materiales para equipos de computación	844.357	0	0	0	0	0	844.357
402	10	11	00	Materiales eléctricos	37.521	0	0	0	0	0	37.521
402	10	12	00	Materiales para instalaciones sanitarias	10.214	0	0	0	0	0	10.214
402	10	13	00	Materiales fotográficos	1.282	0	0	0	0	0	1.282
402	10	99	00	Otros productos y útiles diversos	4.179	0	0	0	0	0	4.179
402	99	00	00	Otros materiales y suministros	4.174	0	0	0	0	0	4.174
402	99	01	00	Otros materiales y suministros	4.174	0	0	0	0	0	4.174
403	**00**	**00**	**00**	**Servicios no personales**	**2.032.615**	**0**	**0**	**0**	**0**	**0**	**2.032.615**
403	06	00	00	Servicios de transporte y almacenaje	43.007	0	0	0	0	0	43.007
403	06	01	00	Fletes y embalajes	11.132	0	0	0	0	0	11.132
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	31.875	0	0	0	0	0	31.875
403	07	00	00	Servicios de información, impresión y relaciones públicas	23.067	0	0	0	0	0	23.067
403	07	02	00	Imprenta y reproducción	14.952	0	0	0	0	0	14.952
403	07	04	00	Avisos	8.115	0	0	0	0	0	8.115
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.740	0	0	0	0	0	5.740
403	08	02	00	Comisiones y gastos bancarios	5.740	0	0	0	0	0	5.740

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047018 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO SUCRE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.230

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	563.446	0	0	0	0	0	563.446
403	09	01	00	Viáticos y pasajes dentro del país	563.446	0	0	0	0	0	563.446
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	378.428	0	0	0	0	0	378.428
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	116.858	0	0	0	0	0	116.858
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.260	0	0	0	0	0	5.260
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	256.310	0	0	0	0	0	256.310
403	12	00	00	Conservación y reparaciones menores de obras	311.935	0	0	0	0	0	311.935
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	311.935	0	0	0	0	0	311.935
403	18	00	00	Impuestos indirectos	614.394	0	0	0	0	0	614.394
403	18	01	00	Impuesto al valor agregado	614.394	0	0	0	0	0	614.394
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	55.123	0	0	0	0	0	55.123
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	55.123	0	0	0	0	0	55.123
403	99	00	00	Otros servicios no personales	37.475	0	0	0	0	0	37.475
403	99	01	00	Otros servicios no personales	37.475	0	0	0	0	0	37.475
404	**00**	**00**	**00**	**Activos reales**	**545.851**	**0**	**0**	**0**	**0**	**0**	**545.851**
404	01	00	00	Repuestos y reparaciones mayores	7.869	0	0	0	0	0	7.869
404	01	01	00	Repuestos mayores	7.869	0	0	0	0	0	7.869
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	7.869	0	0	0	0	0	7.869
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	13.969	0	0	0	0	0	13.969
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	6.924	0	0	0	0	0	6.924
404	03	05	00	Maquinaria y equipos industriales y de taller	7.045	0	0	0	0	0	7.045
404	04	00	00	Equipos de transporte, tracción y elevación	78.702	0	0	0	0	0	78.702
404	04	01	00	Vehículos automotores terrestres	77.746	0	0	0	0	0	77.746

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047018 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO SUCRE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.230

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	05	00	Vehículos de tracción no motorizados	956	0	0	0	0	0	956
404	05	00	00	Equipos de comunicaciones y de señalamiento	15.836	0	0	0	0	0	15.836
404	05	01	00	Equipos de telecomunicaciones	15.836	0	0	0	0	0	15.836
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	13.326	0	0	0	0	0	13.326
404	07	03	00	Obras de arte	13.326	0	0	0	0	0	13.326
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	5.012	0	0	0	0	0	5.012
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	5.012	0	0	0	0	0	5.012
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	411.137	0	0	0	0	0	411.137
404	09	01	00	Mobiliario y equipos de oficina	145.611	0	0	0	0	0	145.611
404	09	02	00	Equipos de computación	145.291	0	0	0	0	0	145.291
404	09	03	00	Mobiliario y equipos de alojamiento	106.667	0	0	0	0	0	106.667
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	13.568	0	0	0	0	0	13.568
				Totales	**103.969.231**	**0**	**0**	**0**	**0**	**0**	**103.969.231**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 210047019 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 5.103

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**115.322.199**	0	0	0	0	0	**115.322.199**
401	01	00	00	Sueldos, salarios y otras retribuciones	53.528.732	0	0	0	0	0	53.528.732
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	45.072.210	0	0	0	0	0	45.072.210
401	01	03	00	Suplencias a empleados	2.930.235	0	0	0	0	0	2.930.235
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	976.107	0	0	0	0	0	976.107
401	01	13	00	Suplencias a obreros	5.938	0	0	0	0	0	5.938
401	01	18	00	Remuneraciones al personal contratado	4.050.496	0	0	0	0	0	4.050.496
401	01	99	00	Otras retribuciones	493.746	0	0	0	0	0	493.746
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.028.169	0	0	0	0	0	3.028.169
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.918.471	0	0	0	0	0	2.918.471
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	109.698	0	0	0	0	0	109.698
401	03	00	00	Primas	9.819.440	0	0	0	0	0	9.819.440
401	03	01	00	Primas por mérito a empleados	1.435.685	0	0	0	0	0	1.435.685
401	03	02	00	Primas de transporte a empleados	44.255	0	0	0	0	0	44.255
401	03	08	00	Primas de profesionalización a empleados	286.503	0	0	0	0	0	286.503
401	03	09	00	Primas por antigüedad a empleados	7.842.867	0	0	0	0	0	7.842.867
401	03	16	00	Primas por mérito a obreros	52.209	0	0	0	0	0	52.209
401	03	17	00	Primas de transporte a obreros	10.579	0	0	0	0	0	10.579
401	03	19	00	Primas por hijos de obreros	21.600	0	0	0	0	0	21.600
401	03	21	00	Primas por antigüedad a obreros	125.742	0	0	0	0	0	125.742
401	04	00	00	Complementos de sueldos y salarios	636.960	0	0	0	0	0	636.960
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	90.090	0	0	0	0	0	90.090
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	11.380	0	0	0	0	0	11.380
401	04	19	00	Bono compensatorio de transporte a obreros	4.900	0	0	0	0	0	4.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047019 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 5.103

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	55.262	0	0	0	0	0	55.262
401	04	96	00	Otros complementos a empleados	358.094	0	0	0	0	0	358.094
401	04	97	00	Otros complementos a obreros	23.230	0	0	0	0	0	23.230
401	04	98	00	Otros complementos al personal contratado	94.004	0	0	0	0	0	94.004
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	32.051.957	0	0	0	0	0	32.051.957
401	05	01	00	Aguinaldos a empleados	22.446.288	0	0	0	0	0	22.446.288
401	05	03	00	Bono vacacional a empleados	6.154.566	0	0	0	0	0	6.154.566
401	05	04	00	Aguinaldos a obreros	498.268	0	0	0	0	0	498.268
401	05	06	00	Bono vacacional a obreros	173.612	0	0	0	0	0	173.612
401	05	07	00	Aguinaldos al personal contratado	2.418.460	0	0	0	0	0	2.418.460
401	05	08	00	Bono vacacional al personal contratado	360.763	0	0	0	0	0	360.763
401	06	00	00	Aportes patronales y legales	7.643.954	0	0	0	0	0	7.643.954
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.770.531	0	0	0	0	0	3.770.531
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.442.615	0	0	0	0	0	1.442.615
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.356.136	0	0	0	0	0	1.356.136
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	331.698	0	0	0	0	0	331.698
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	28.731	0	0	0	0	0	28.731
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	28.734	0	0	0	0	0	28.734
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	573.388	0	0	0	0	0	573.388
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	112.121	0	0	0	0	0	112.121
401	07	00	00	Asistencia socio-económica	8.612.987	0	0	0	0	0	8.612.987
401	07	02	00	Becas a empleados	21.375	0	0	0	0	0	21.375
401	07	03	00	Ayudas por matrimonio a empleados	2.338	0	0	0	0	0	2.338

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047019 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 5.103

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	5.309	0	0	0	0	0	5.309
401	07	05	00	Ayudas por defunción a empleados	1.150	0	0	0	0	0	1.150
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	5.850.241	0	0	0	0	0	5.850.241
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.000	0	0	0	0	0	5.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	932.539	0	0	0	0	0	932.539
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	397.416	0	0	0	0	0	397.416
401	07	18	00	Becas a obreros	11.155	0	0	0	0	0	11.155
401	07	19	00	Ayudas por matrimonio de obreros	177	0	0	0	0	0	177
401	07	20	00	Ayudas por nacimiento de hijos de obreros	177	0	0	0	0	0	177
401	07	21	00	Ayudas por defunción a obreros	690	0	0	0	0	0	690
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	114.986	0	0	0	0	0	114.986
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	5.000	0	0	0	0	0	5.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	17.250	0	0	0	0	0	17.250
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	11.136	0	0	0	0	0	11.136
401	07	33	00	Asistencia socio-económica al personal contratado	213.928	0	0	0	0	0	213.928
401	07	96	00	Otras subvenciones a empleados	989.625	0	0	0	0	0	989.625
401	07	97	00	Otras subvenciones a obreros	33.495	0	0	0	0	0	33.495
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**2.504.305**	**0**	**0**	**0**	**0**	**0**	**2.504.305**
402	01	00	00	Productos alimenticios y agropecuarios	81.330	0	0	0	0	0	81.330
402	01	01	00	Alimentos y bebidas para personas	81.330	0	0	0	0	0	81.330
402	03	00	00	Textiles y vestuarios	37.393	0	0	0	0	0	37.393
402	03	01	00	Textiles	37.393	0	0	0	0	0	37.393
402	04	00	00	Productos de cuero y caucho	25.394	0	0	0	0	0	25.394
402	04	03	00	Cauchos y tripas para vehículos	25.394	0	0	0	0	0	25.394

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047019 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 5.103

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	938.350	0	0	0	0	0	938.350
402	05	01	00	Pulpa de madera, papel y cartón	51.276	0	0	0	0	0	51.276
402	05	03	00	Productos de papel y cartón para oficina	858.150	0	0	0	0	0	858.150
402	05	06	00	Productos de papel y cartón para computación	14.475	0	0	0	0	0	14.475
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	14.449	0	0	0	0	0	14.449
402	06	00	00	Productos químicos y derivados	186.392	0	0	0	0	0	186.392
402	06	01	00	Sustancias químicas y de uso industrial	970	0	0	0	0	0	970
402	06	02	00	Abonos, plaguicidas y otros	7.249	0	0	0	0	0	7.249
402	06	03	00	Tintas, pinturas y colorantes	120.041	0	0	0	0	0	120.041
402	06	05	00	Productos de tocador	2.322	0	0	0	0	0	2.322
402	06	06	00	Combustibles y lubricantes	5.413	0	0	0	0	0	5.413
402	06	08	00	Productos plásticos	50.397	0	0	0	0	0	50.397
402	07	00	00	Productos minerales no metálicos	5.738	0	0	0	0	0	5.738
402	07	02	00	Vidrios y productos de vidrio	4.515	0	0	0	0	0	4.515
402	07	04	00	Cemento, cal y yeso	1.223	0	0	0	0	0	1.223
402	08	00	00	Productos metálicos	77.286	0	0	0	0	0	77.286
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	39.035	0	0	0	0	0	39.035
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.339	0	0	0	0	0	9.339
402	08	10	00	Repuestos y accesorios para otros equipos	21.650	0	0	0	0	0	21.650
402	08	99	00	Otros productos metálicos	7.262	0	0	0	0	0	7.262
402	10	00	00	Productos varios y útiles diversos	1.152.422	0	0	0	0	0	1.152.422
402	10	02	00	Materiales y útiles de limpieza y aseo	87.592	0	0	0	0	0	87.592
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	6.811	0	0	0	0	0	6.811
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	78.599	0	0	0	0	0	78.599

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047019 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 5.103

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	10.836	0	0	0	0	0	10.836
402	10	07	00	Productos de seguridad en el trabajo	6.733	0	0	0	0	0	6.733
402	10	08	00	Materiales para equipos de computación	803.513	0	0	0	0	0	803.513
402	10	11	00	Materiales eléctricos	139.681	0	0	0	0	0	139.681
402	10	12	00	Materiales para instalaciones sanitarias	18.134	0	0	0	0	0	18.134
402	10	99	00	Otros productos y útiles diversos	523	0	0	0	0	0	523
403	**00**	**00**	**00**	**Servicios no personales**	**3.273.715**	**0**	**0**	0	0	0	**3.273.715**
403	06	00	00	Servicios de transporte y almacenaje	21.775	0	0	0	0	0	21.775
403	06	01	00	Fletes y embalajes	3.079	0	0	0	0	0	3.079
403	06	03	00	Estacionamiento	18.696	0	0	0	0	0	18.696
403	07	00	00	Servicios de información, impresión y relaciones públicas	89.660	0	0	0	0	0	89.660
403	07	02	00	Imprenta y reproducción	51.327	0	0	0	0	0	51.327
403	07	03	00	Relaciones sociales	23.645	0	0	0	0	0	23.645
403	07	04	00	Avisos	14.688	0	0	0	0	0	14.688
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.882	0	0	0	0	0	5.882
403	08	02	00	Comisiones y gastos bancarios	5.882	0	0	0	0	0	5.882
403	09	00	00	Viáticos y pasajes	537.228	0	0	0	0	0	537.228
403	09	01	00	Viáticos y pasajes dentro del país	537.228	0	0	0	0	0	537.228
403	10	00	00	Servicios profesionales y técnicos	47.223	0	0	0	0	0	47.223
403	10	07	00	Servicios de capacitación y adiestramiento	8.926	0	0	0	0	0	8.926
403	10	99	00	Otros servicios profesionales y técnicos	38.297	0	0	0	0	0	38.297
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	347.178	0	0	0	0	0	347.178
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	102.099	0	0	0	0	0	102.099
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	13.658	0	0	0	0	0	13.658

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047019 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 5.103

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	210.540	0	0	0	0	0	210.540
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	20.881	0	0	0	0	0	20.881
403	12	00	00	Conservación y reparaciones menores de obras	1.155.299	0	0	0	0	0	1.155.299
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.155.299	0	0	0	0	0	1.155.299
403	15	00	00	Servicios fiscales	1.275	0	0	0	0	0	1.275
403	15	02	00	Tasas y otros derechos obligatorios	1.275	0	0	0	0	0	1.275
403	18	00	00	Impuestos indirectos	897.886	0	0	0	0	0	897.886
403	18	01	00	Impuesto al valor agregado	897.886	0	0	0	0	0	897.886
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	103.474	0	0	0	0	0	103.474
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	103.474	0	0	0	0	0	103.474
403	99	00	00	Otros servicios no personales	66.835	0	0	0	0	0	66.835
403	99	01	00	Otros servicios no personales	66.835	0	0	0	0	0	66.835
404	**00**	**00**	**00**	**Activos reales**	**817.381**	**0**	**0**	**0**	**0**	**0**	**817.381**
404	01	00	00	Repuestos y reparaciones mayores	9.243	0	0	0	0	0	9.243
404	01	01	00	Repuestos mayores	9.243	0	0	0	0	0	9.243
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	9.243	0	0	0	0	0	9.243
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	140.553	0	0	0	0	0	140.553
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	87.572	0	0	0	0	0	87.572
404	03	05	00	Maquinaria y equipos industriales y de taller	52.981	0	0	0	0	0	52.981
404	04	00	00	Equipos de transporte, tracción y elevación	21.126	0	0	0	0	0	21.126
404	04	01	00	Vehículos automotores terrestres	12.958	0	0	0	0	0	12.958
404	04	05	00	Vehículos de tracción no motorizados	8.168	0	0	0	0	0	8.168
404	05	00	00	Equipos de comunicaciones y de señalamiento	89.484	0	0	0	0	0	89.484
404	05	01	00	Equipos de telecomunicaciones	89.484	0	0	0	0	0	89.484

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047019 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 5.103

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.528	0	0	0	0	0	3.528
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.528	0	0	0	0	0	3.528
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	31.287	0	0	0	0	0	31.287
404	07	02	00	Equipos de enseñanza, deporte y recreación	12.627	0	0	0	0	0	12.627
404	07	03	00	Obras de arte	8.636	0	0	0	0	0	8.636
404	07	06	00	Instrumentos musicales y equipos de audio	10.024	0	0	0	0	0	10.024
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	11.225	0	0	0	0	0	11.225
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	11.225	0	0	0	0	0	11.225
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	510.935	0	0	0	0	0	510.935
404	09	01	00	Mobiliario y equipos de oficina	109.569	0	0	0	0	0	109.569
404	09	02	00	Equipos de computación	153.805	0	0	0	0	0	153.805
404	09	03	00	Mobiliario y equipos de alojamiento	211.183	0	0	0	0	0	211.183
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	36.378	0	0	0	0	0	36.378
				Totales	**121.917.600**	0	0	0	0	0	**121.917.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047020 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.880

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**79.157.412**	**0**	**0**	**0**	**0**	**0**	**79.157.412**
401	01	00	00	Sueldos, salarios y otras retribuciones	37.009.672	0	0	0	0	0	37.009.672
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	28.674.237	0	0	0	0	0	28.674.237
401	01	03	00	Suplencias a empleados	1.748.810	0	0	0	0	0	1.748.810
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	912.300	0	0	0	0	0	912.300
401	01	13	00	Suplencias a obreros	3.500	0	0	0	0	0	3.500
401	01	18	00	Remuneraciones al personal contratado	5.430.619	0	0	0	0	0	5.430.619
401	01	99	00	Otras retribuciones	240.206	0	0	0	0	0	240.206
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.920.886	0	0	0	0	0	2.920.886
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.775.648	0	0	0	0	0	2.775.648
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	145.238	0	0	0	0	0	145.238
401	03	00	00	Primas	6.393.270	0	0	0	0	0	6.393.270
401	03	01	00	Primas por mérito a empleados	917.512	0	0	0	0	0	917.512
401	03	02	00	Primas de transporte a empleados	17.410	0	0	0	0	0	17.410
401	03	08	00	Primas de profesionalización a empleados	226.319	0	0	0	0	0	226.319
401	03	09	00	Primas por antigüedad a empleados	5.037.190	0	0	0	0	0	5.037.190
401	03	16	00	Primas por mérito a obreros	48.778	0	0	0	0	0	48.778
401	03	17	00	Primas de transporte a obreros	211	0	0	0	0	0	211
401	03	19	00	Primas por hijos de obreros	288	0	0	0	0	0	288
401	03	21	00	Primas por antigüedad a obreros	145.562	0	0	0	0	0	145.562
401	04	00	00	Complementos de sueldos y salarios	343.108	0	0	0	0	0	343.108
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	40.250	0	0	0	0	0	40.250
401	04	03	00	Complemento a empleados por gastos de alimentación	2.875	0	0	0	0	0	2.875
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	18.632	0	0	0	0	0	18.632

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047020 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.880

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	19	00	Bono compensatorio de transporte a obreros	2.105	0	0	0	0	0	2.105
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	8.000	0	0	0	0	0	8.000
401	04	96	00	Otros complementos a empleados	171.746	0	0	0	0	0	171.746
401	04	97	00	Otros complementos a obreros	21.500	0	0	0	0	0	21.500
401	04	98	00	Otros complementos al personal contratado	78.000	0	0	0	0	0	78.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	21.966.542	0	0	0	0	0	21.966.542
401	05	01	00	Aguinaldos a empleados	14.297.372	0	0	0	0	0	14.297.372
401	05	03	00	Bono vacacional a empleados	4.396.734	0	0	0	0	0	4.396.734
401	05	04	00	Aguinaldos a obreros	498.569	0	0	0	0	0	498.569
401	05	06	00	Bono vacacional a obreros	217.513	0	0	0	0	0	217.513
401	05	07	00	Aguinaldos al personal contratado	2.070.697	0	0	0	0	0	2.070.697
401	05	08	00	Bono vacacional al personal contratado	485.657	0	0	0	0	0	485.657
401	06	00	00	Aportes patronales y legales	5.117.680	0	0	0	0	0	5.117.680
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.428.171	0	0	0	0	0	2.428.171
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	783.758	0	0	0	0	0	783.758
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	804.702	0	0	0	0	0	804.702
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	309.585	0	0	0	0	0	309.585
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	36.073	0	0	0	0	0	36.073
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	26.112	0	0	0	0	0	26.112
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	620.667	0	0	0	0	0	620.667
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	108.612	0	0	0	0	0	108.612
401	07	00	00	Asistencia socio-económica	5.406.254	0	0	0	0	0	5.406.254
401	07	02	00	Becas a empleados	32.890	0	0	0	0	0	32.890

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047020 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.880

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	403	0	0	0	0	0	403
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.064	0	0	0	0	0	2.064
401	07	05	00	Ayudas por defunción a empleados	811	0	0	0	0	0	811
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.717.390	0	0	0	0	0	3.717.390
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.000	0	0	0	0	0	1.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	422.430	0	0	0	0	0	422.430
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	242.208	0	0	0	0	0	242.208
401	07	18	00	Becas a obreros	5.808	0	0	0	0	0	5.808
401	07	19	00	Ayudas por matrimonio de obreros	152	0	0	0	0	0	152
401	07	20	00	Ayudas por nacimiento de hijos de obreros	127	0	0	0	0	0	127
401	07	21	00	Ayudas por defunción a obreros	863	0	0	0	0	0	863
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	136.473	0	0	0	0	0	136.473
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.000	0	0	0	0	0	1.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	52.843	0	0	0	0	0	52.843
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	22.272	0	0	0	0	0	22.272
401	07	33	00	Asistencia socio-económica al personal contratado	134.160	0	0	0	0	0	134.160
401	07	96	00	Otras subvenciones a empleados	581.595	0	0	0	0	0	581.595
401	07	97	00	Otras subvenciones a obreros	51.765	0	0	0	0	0	51.765
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.251.795**	**0**	**0**	**0**	**0**	**0**	**1.251.795**
402	01	00	00	Productos alimenticios y agropecuarios	80.027	0	0	0	0	0	80.027
402	01	01	00	Alimentos y bebidas para personas	80.027	0	0	0	0	0	80.027
402	02	00	00	Productos de minas, canteras y yacimientos	1.254	0	0	0	0	0	1.254
402	02	05	00	Piedra, arcilla, arena y tierra	1.254	0	0	0	0	0	1.254
402	03	00	00	Textiles y vestuarios	7.653	0	0	0	0	0	7.653

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047020 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.880

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	5.176	0	0	0	0	0	5.176
402	03	02	00	Prendas de vestir	2.477	0	0	0	0	0	2.477
402	04	00	00	Productos de cuero y caucho	22.704	0	0	0	0	0	22.704
402	04	03	00	Cauchos y tripas para vehículos	22.704	0	0	0	0	0	22.704
402	05	00	00	Productos de papel, cartón e impresos	515.417	0	0	0	0	0	515.417
402	05	01	00	Pulpa de madera, papel y cartón	20.097	0	0	0	0	0	20.097
402	05	03	00	Productos de papel y cartón para oficina	475.569	0	0	0	0	0	475.569
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	19.751	0	0	0	0	0	19.751
402	06	00	00	Productos químicos y derivados	148.863	0	0	0	0	0	148.863
402	06	01	00	Sustancias químicas y de uso industrial	9.847	0	0	0	0	0	9.847
402	06	03	00	Tintas, pinturas y colorantes	86.020	0	0	0	0	0	86.020
402	06	05	00	Productos de tocador	7.120	0	0	0	0	0	7.120
402	06	06	00	Combustibles y lubricantes	24.967	0	0	0	0	0	24.967
402	06	07	00	Productos diversos derivados del petróleo y del carbón	5.802	0	0	0	0	0	5.802
402	06	08	00	Productos plásticos	15.107	0	0	0	0	0	15.107
402	07	00	00	Productos minerales no metálicos	9.311	0	0	0	0	0	9.311
402	07	02	00	Vidrios y productos de vidrio	5.849	0	0	0	0	0	5.849
402	07	04	00	Cemento, cal y yeso	3.462	0	0	0	0	0	3.462
402	08	00	00	Productos metálicos	101.198	0	0	0	0	0	101.198
402	08	01	00	Productos primarios de hierro y acero	1.786	0	0	0	0	0	1.786
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.308	0	0	0	0	0	10.308
402	08	07	00	Material de señalamiento	7.128	0	0	0	0	0	7.128
402	08	09	00	Repuestos y accesorios para equipos de transporte	60.734	0	0	0	0	0	60.734
402	08	10	00	Repuestos y accesorios para otros equipos	13.767	0	0	0	0	0	13.767

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047020 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.880

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	99	00	Otros productos metálicos	7.475	0	0	0	0	0	7.475
402	10	00	00	Productos varios y útiles diversos	365.368	0	0	0	0	0	365.368
402	10	02	00	Materiales y útiles de limpieza y aseo	20.039	0	0	0	0	0	20.039
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	59.080	0	0	0	0	0	59.080
402	10	06	00	Condecoraciones, ofrendas y similares	6.104	0	0	0	0	0	6.104
402	10	07	00	Productos de seguridad en el trabajo	7.913	0	0	0	0	0	7.913
402	10	08	00	Materiales para equipos de computación	194.343	0	0	0	0	0	194.343
402	10	11	00	Materiales eléctricos	50.035	0	0	0	0	0	50.035
402	10	12	00	Materiales para instalaciones sanitarias	17.810	0	0	0	0	0	17.810
402	10	99	00	Otros productos y útiles diversos	10.044	0	0	0	0	0	10.044
403	**00**	**00**	**00**	**Servicios no personales**	**1.658.589**	**0**	**0**	**0**	**0**	**0**	**1.658.589**
403	06	00	00	Servicios de transporte y almacenaje	5.566	0	0	0	0	0	5.566
403	06	01	00	Fletes y embalajes	5.566	0	0	0	0	0	5.566
403	07	00	00	Servicios de información, impresión y relaciones públicas	18.512	0	0	0	0	0	18.512
403	07	04	00	Avisos	18.512	0	0	0	0	0	18.512
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.826	0	0	0	0	0	3.826
403	08	02	00	Comisiones y gastos bancarios	3.826	0	0	0	0	0	3.826
403	09	00	00	Viáticos y pasajes	380.520	0	0	0	0	0	380.520
403	09	01	00	Viáticos y pasajes dentro del país	380.520	0	0	0	0	0	380.520
403	10	00	00	Servicios profesionales y técnicos	19.824	0	0	0	0	0	19.824
403	10	99	00	Otros servicios profesionales y técnicos	19.824	0	0	0	0	0	19.824
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	114.543	0	0	0	0	0	114.543
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	37.085	0	0	0	0	0	37.085
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	10.836	0	0	0	0	0	10.836

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047020 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.880

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	66.622	0	0	0	0	0	66.622
403	12	00	00	Conservación y reparaciones menores de obras	502.503	0	0	0	0	0	502.503
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	502.503	0	0	0	0	0	502.503
403	15	00	00	Servicios fiscales	2.550	0	0	0	0	0	2.550
403	15	02	00	Tasas y otros derechos obligatorios	2.550	0	0	0	0	0	2.550
403	18	00	00	Impuestos indirectos	535.007	0	0	0	0	0	535.007
403	18	01	00	Impuesto al valor agregado	535.007	0	0	0	0	0	535.007
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	75.738	0	0	0	0	0	75.738
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	75.738	0	0	0	0	0	75.738
404	**00**	**00**	**00**	**Activos reales**	**759.659**	**0**	**0**	**0**	**0**	**0**	**759.659**
404	01	00	00	Repuestos y reparaciones mayores	19.504	0	0	0	0	0	19.504
404	01	01	00	Repuestos mayores	19.504	0	0	0	0	0	19.504
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	19.504	0	0	0	0	0	19.504
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	60.830	0	0	0	0	0	60.830
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	5.738	0	0	0	0	0	5.738
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	38.391	0	0	0	0	0	38.391
404	03	05	00	Maquinaria y equipos industriales y de taller	16.701	0	0	0	0	0	16.701
404	05	00	00	Equipos de comunicaciones y de señalamiento	30.466	0	0	0	0	0	30.466
404	05	01	00	Equipos de telecomunicaciones	30.466	0	0	0	0	0	30.466
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	17.888	0	0	0	0	0	17.888
404	07	02	00	Equipos de enseñanza, deporte y recreación	8.579	0	0	0	0	0	8.579
404	07	03	00	Obras de arte	9.309	0	0	0	0	0	9.309
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	630.971	0	0	0	0	0	630.971
404	09	01	00	Mobiliario y equipos de oficina	240.353	0	0	0	0	0	240.353

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047020 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.880

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	240.793	0	0	0	0	0	240.793
404	09	03	00	Mobiliario y equipos de alojamiento	141.084	0	0	0	0	0	141.084
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	8.741	0	0	0	0	0	8.741
				Totales	**82.827.455**	**0**	**0**	**0**	**0**	**0**	**82.827.455**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047021 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO VARGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 692

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**67.481.021**	0	0	0	0	0	**67.481.021**
401	01	00	00	Sueldos, salarios y otras retribuciones	30.871.441	0	0	0	0	0	30.871.441
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	24.890.189	0	0	0	0	0	24.890.189
401	01	03	00	Suplencias a empleados	1.619.700	0	0	0	0	0	1.619.700
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	548.337	0	0	0	0	0	548.337
401	01	13	00	Suplencias a obreros	1.000	0	0	0	0	0	1.000
401	01	18	00	Remuneraciones al personal contratado	3.785.045	0	0	0	0	0	3.785.045
401	01	99	00	Otras retribuciones	27.170	0	0	0	0	0	27.170
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.373.569	0	0	0	0	0	2.373.569
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.319.805	0	0	0	0	0	2.319.805
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	53.764	0	0	0	0	0	53.764
401	03	00	00	Primas	5.782.250	0	0	0	0	0	5.782.250
401	03	01	00	Primas por mérito a empleados	805.597	0	0	0	0	0	805.597
401	03	02	00	Primas de transporte a empleados	6.037	0	0	0	0	0	6.037
401	03	08	00	Primas de profesionalización a empleados	129.943	0	0	0	0	0	129.943
401	03	09	00	Primas por antigüedad a empleados	4.743.279	0	0	0	0	0	4.743.279
401	03	16	00	Primas por mérito a obreros	26.578	0	0	0	0	0	26.578
401	03	17	00	Primas de transporte a obreros	1.728	0	0	0	0	0	1.728
401	03	19	00	Primas por hijos de obreros	36	0	0	0	0	0	36
401	03	21	00	Primas por antigüedad a obreros	69.052	0	0	0	0	0	69.052
401	04	00	00	Complementos de sueldos y salarios	590.150	0	0	0	0	0	590.150
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	171.978	0	0	0	0	0	171.978
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	26.778	0	0	0	0	0	26.778
401	04	19	00	Bono compensatorio de transporte a obreros	1.394	0	0	0	0	0	1.394

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047021 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO VARGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 692

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	30.000	0	0	0	0	0	30.000
401	04	96	00	Otros complementos a empleados	345.000	0	0	0	0	0	345.000
401	04	97	00	Otros complementos a obreros	5.000	0	0	0	0	0	5.000
401	04	98	00	Otros complementos al personal contratado	10.000	0	0	0	0	0	10.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	18.599.282	0	0	0	0	0	18.599.282
401	05	01	00	Aguinaldos a empleados	12.814.117	0	0	0	0	0	12.814.117
401	05	03	00	Bono vacacional a empleados	3.952.542	0	0	0	0	0	3.952.542
401	05	04	00	Aguinaldos a obreros	278.933	0	0	0	0	0	278.933
401	05	06	00	Bono vacacional a obreros	97.189	0	0	0	0	0	97.189
401	05	07	00	Aguinaldos al personal contratado	1.180.728	0	0	0	0	0	1.180.728
401	05	08	00	Bono vacacional al personal contratado	275.773	0	0	0	0	0	275.773
401	06	00	00	Aportes patronales y legales	4.165.916	0	0	0	0	0	4.165.916
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.102.946	0	0	0	0	0	2.102.946
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	657.777	0	0	0	0	0	657.777
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	700.316	0	0	0	0	0	700.316
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	187.962	0	0	0	0	0	187.962
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	17.600	0	0	0	0	0	17.600
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	17.600	0	0	0	0	0	17.600
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	408.684	0	0	0	0	0	408.684
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	73.031	0	0	0	0	0	73.031
401	07	00	00	Asistencia socio-económica	5.098.413	0	0	0	0	0	5.098.413
401	07	02	00	Becas a empleados	10.350	0	0	0	0	0	10.350
401	07	03	00	Ayudas por matrimonio a empleados	863	0	0	0	0	0	863

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047021 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO VARGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 692

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.812	0	0	0	0	0	1.812
401	07	05	00	Ayudas por defunción a empleados	559	0	0	0	0	0	559
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.244.646	0	0	0	0	0	3.244.646
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.000	0	0	0	0	0	1.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	359.000	0	0	0	0	0	359.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	156.600	0	0	0	0	0	156.600
401	07	18	00	Becas a obreros	115	0	0	0	0	0	115
401	07	19	00	Ayudas por matrimonio de obreros	100	0	0	0	0	0	100
401	07	20	00	Ayudas por nacimiento de hijos de obreros	127	0	0	0	0	0	127
401	07	21	00	Ayudas por defunción a obreros	1.150	0	0	0	0	0	1.150
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	105.091	0	0	0	0	0	105.091
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.000	0	0	0	0	0	1.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	11.000	0	0	0	0	0	11.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	4.872	0	0	0	0	0	4.872
401	07	33	00	Asistencia socio-económica al personal contratado	177.008	0	0	0	0	0	177.008
401	07	96	00	Otras subvenciones a empleados	989.625	0	0	0	0	0	989.625
401	07	97	00	Otras subvenciones a obreros	33.495	0	0	0	0	0	33.495
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.905.788**	**0**	**0**	**0**	**0**	0	**1.905.788**
402	01	00	00	Productos alimenticios y agropecuarios	175.761	0	0	0	0	0	175.761
402	01	01	00	Alimentos y bebidas para personas	174.933	0	0	0	0	0	174.933
402	01	03	00	Productos agrícolas y pecuarios	828	0	0	0	0	0	828
402	03	00	00	Textiles y vestuarios	3.735	0	0	0	0	0	3.735
402	03	01	00	Textiles	2.330	0	0	0	0	0	2.330
402	03	02	00	Prendas de vestir	1.405	0	0	0	0	0	1.405

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047021 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO VARGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 692

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	00	00	Productos de cuero y caucho	4.813	0	0	0	0	0	4.813
402	04	03	00	Cauchos y tripas para vehículos	4.813	0	0	0	0	0	4.813
402	05	00	00	Productos de papel, cartón e impresos	810.913	0	0	0	0	0	810.913
402	05	01	00	Pulpa de madera, papel y cartón	325.700	0	0	0	0	0	325.700
402	05	02	00	Envases y cajas de papel y cartón	838	0	0	0	0	0	838
402	05	03	00	Productos de papel y cartón para oficina	454.979	0	0	0	0	0	454.979
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	29.396	0	0	0	0	0	29.396
402	06	00	00	Productos químicos y derivados	172.231	0	0	0	0	0	172.231
402	06	02	00	Abonos, plaguicidas y otros	883	0	0	0	0	0	883
402	06	03	00	Tintas, pinturas y colorantes	122.504	0	0	0	0	0	122.504
402	06	04	00	Productos farmacéuticos y medicamentos	913	0	0	0	0	0	913
402	06	05	00	Productos de tocador	562	0	0	0	0	0	562
402	06	06	00	Combustibles y lubricantes	8.612	0	0	0	0	0	8.612
402	06	08	00	Productos plásticos	38.757	0	0	0	0	0	38.757
402	07	00	00	Productos minerales no metálicos	1.478	0	0	0	0	0	1.478
402	07	04	00	Cemento, cal y yeso	1.478	0	0	0	0	0	1.478
402	08	00	00	Productos metálicos	74.213	0	0	0	0	0	74.213
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	30.812	0	0	0	0	0	30.812
402	08	05	00	Materiales de orden público, seguridad y defensa	1.561	0	0	0	0	0	1.561
402	08	07	00	Material de señalamiento	832	0	0	0	0	0	832
402	08	09	00	Repuestos y accesorios para equipos de transporte	30.124	0	0	0	0	0	30.124
402	08	99	00	Otros productos metálicos	10.884	0	0	0	0	0	10.884
402	09	00	00	Productos de madera	6.184	0	0	0	0	0	6.184
402	09	02	00	Muebles y accesorios de madera para edificaciones	6.184	0	0	0	0	0	6.184

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047021 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO VARGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 692

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	633.306	0	0	0	0	0	633.306
402	10	02	00	Materiales y útiles de limpieza y aseo	22.764	0	0	0	0	0	22.764
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.908	0	0	0	0	0	3.908
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	84.773	0	0	0	0	0	84.773
402	10	06	00	Condecoraciones, ofrendas y similares	2.875	0	0	0	0	0	2.875
402	10	07	00	Productos de seguridad en el trabajo	4.795	0	0	0	0	0	4.795
402	10	08	00	Materiales para equipos de computación	430.304	0	0	0	0	0	430.304
402	10	11	00	Materiales eléctricos	51.495	0	0	0	0	0	51.495
402	10	12	00	Materiales para instalaciones sanitarias	13.895	0	0	0	0	0	13.895
402	10	99	00	Otros productos y útiles diversos	18.497	0	0	0	0	0	18.497
402	99	00	00	Otros materiales y suministros	23.154	0	0	0	0	0	23.154
402	99	01	00	Otros materiales y suministros	23.154	0	0	0	0	0	23.154
403	**00**	**00**	**00**	**Servicios no personales**	**1.725.588**	**0**	**0**	**0**	**0**	**0**	**1.725.588**
403	01	00	00	Alquileres de inmuebles	7.832	0	0	0	0	0	7.832
403	01	01	00	Alquileres de edificios y locales	7.832	0	0	0	0	0	7.832
403	02	00	00	Alquileres de maquinaria y equipos	20.268	0	0	0	0	0	20.268
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	20.268	0	0	0	0	0	20.268
403	06	00	00	Servicios de transporte y almacenaje	418	0	0	0	0	0	418
403	06	03	00	Estacionamiento	418	0	0	0	0	0	418
403	07	00	00	Servicios de información, impresión y relaciones públicas	21.973	0	0	0	0	0	21.973
403	07	02	00	Imprenta y reproducción	6.841	0	0	0	0	0	6.841
403	07	03	00	Relaciones sociales	11.159	0	0	0	0	0	11.159
403	07	04	00	Avisos	3.973	0	0	0	0	0	3.973
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.582	0	0	0	0	0	2.582

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047021 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO VARGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 692

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	02	00	Comisiones y gastos bancarios	2.582	0	0	0	0	0	2.582
403	09	00	00	Viáticos y pasajes	130.212	0	0	0	0	0	130.212
403	09	01	00	Viáticos y pasajes dentro del país	130.212	0	0	0	0	0	130.212
403	10	00	00	Servicios profesionales y técnicos	5.419	0	0	0	0	0	5.419
403	10	99	00	Otros servicios profesionales y técnicos	5.419	0	0	0	0	0	5.419
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	472.682	0	0	0	0	0	472.682
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	149.521	0	0	0	0	0	149.521
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	1.275	0	0	0	0	0	1.275
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	309.134	0	0	0	0	0	309.134
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	12.752	0	0	0	0	0	12.752
403	12	00	00	Conservación y reparaciones menores de obras	478.355	0	0	0	0	0	478.355
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	478.355	0	0	0	0	0	478.355
403	18	00	00	Impuestos indirectos	519.299	0	0	0	0	0	519.299
403	18	01	00	Impuesto al valor agregado	519.299	0	0	0	0	0	519.299
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	57.180	0	0	0	0	0	57.180
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	57.180	0	0	0	0	0	57.180
403	99	00	00	Otros servicios no personales	9.368	0	0	0	0	0	9.368
403	99	01	00	Otros servicios no personales	9.368	0	0	0	0	0	9.368
404	**00**	**00**	**00**	**Activos reales**	**262.935**	0	0	0	0	0	**262.935**
404	01	00	00	Repuestos y reparaciones mayores	36.661	0	0	0	0	0	36.661
404	01	01	00	Repuestos mayores	36.661	0	0	0	0	0	36.661
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	36.661	0	0	0	0	0	36.661
404	05	00	00	Equipos de comunicaciones y de señalamiento	9.574	0	0	0	0	0	9.574

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047021 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO VARGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 692

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	01	00	Equipos de telecomunicaciones	9.574	0	0	0	0	0	9.574
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	18.818	0	0	0	0	0	18.818
404	07	02	00	Equipos de enseñanza, deporte y recreación	18.818	0	0	0	0	0	18.818
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	197.882	0	0	0	0	0	197.882
404	09	01	00	Mobiliario y equipos de oficina	29.843	0	0	0	0	0	29.843
404	09	02	00	Equipos de computación	72.378	0	0	0	0	0	72.378
404	09	03	00	Mobiliario y equipos de alojamiento	66.628	0	0	0	0	0	66.628
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	29.033	0	0	0	0	0	29.033
				Totales	**71.375.332**	**0**	**0**	**0**	**0**	**0**	**71.375.332**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047022 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO YARACUY

UNIDAD DE MEDIDA: DOTACIÓN **META:** 662

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**61.591.735**	0	0	0	0	0	**61.591.735**
401	01	00	00	Sueldos, salarios y otras retribuciones	27.844.551	0	0	0	0	0	27.844.551
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	23.560.277	0	0	0	0	0	23.560.277
401	01	03	00	Suplencias a empleados	1.200.000	0	0	0	0	0	1.200.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	602.438	0	0	0	0	0	602.438
401	01	13	00	Suplencias a obreros	1.000	0	0	0	0	0	1.000
401	01	18	00	Remuneraciones al personal contratado	2.432.021	0	0	0	0	0	2.432.021
401	01	99	00	Otras retribuciones	48.815	0	0	0	0	0	48.815
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.550.609	0	0	0	0	0	2.550.609
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.468.890	0	0	0	0	0	2.468.890
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	81.719	0	0	0	0	0	81.719
401	03	00	00	Primas	4.959.655	0	0	0	0	0	4.959.655
401	03	01	00	Primas por mérito a empleados	584.989	0	0	0	0	0	584.989
401	03	02	00	Primas de transporte a empleados	9.783	0	0	0	0	0	9.783
401	03	08	00	Primas de profesionalización a empleados	197.251	0	0	0	0	0	197.251
401	03	09	00	Primas por antigüedad a empleados	4.019.599	0	0	0	0	0	4.019.599
401	03	16	00	Primas por mérito a obreros	32.819	0	0	0	0	0	32.819
401	03	17	00	Primas de transporte a obreros	1.000	0	0	0	0	0	1.000
401	03	19	00	Primas por hijos de obreros	6.440	0	0	0	0	0	6.440
401	03	21	00	Primas por antigüedad a obreros	107.774	0	0	0	0	0	107.774
401	04	00	00	Complementos de sueldos y salarios	405.003	0	0	0	0	0	405.003
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	35.500	0	0	0	0	0	35.500
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	15.124	0	0	0	0	0	15.124
401	04	19	00	Bono compensatorio de transporte a obreros	11.007	0	0	0	0	0	11.007

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047022 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO YARACUY

UNIDAD DE MEDIDA: DOTACIÓN **META:** 662

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	10.000	0	0	0	0	0	10.000
401	04	96	00	Otros complementos a empleados	278.372	0	0	0	0	0	278.372
401	04	97	00	Otros complementos a obreros	20.000	0	0	0	0	0	20.000
401	04	98	00	Otros complementos al personal contratado	35.000	0	0	0	0	0	35.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	17.645.803	0	0	0	0	0	17.645.803
401	05	01	00	Aguinaldos a empleados	12.184.249	0	0	0	0	0	12.184.249
401	05	03	00	Bono vacacional a empleados	3.411.154	0	0	0	0	0	3.411.154
401	05	04	00	Aguinaldos a obreros	331.959	0	0	0	0	0	331.959
401	05	06	00	Bono vacacional a obreros	115.665	0	0	0	0	0	115.665
401	05	07	00	Aguinaldos al personal contratado	1.383.992	0	0	0	0	0	1.383.992
401	05	08	00	Bono vacacional al personal contratado	218.784	0	0	0	0	0	218.784
401	06	00	00	Aportes patronales y legales	3.628.860	0	0	0	0	0	3.628.860
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.896.839	0	0	0	0	0	1.896.839
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	557.987	0	0	0	0	0	557.987
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	607.527	0	0	0	0	0	607.527
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	210.076	0	0	0	0	0	210.076
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	19.411	0	0	0	0	0	19.411
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	19.412	0	0	0	0	0	19.412
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	267.522	0	0	0	0	0	267.522
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	50.086	0	0	0	0	0	50.086
401	07	00	00	Asistencia socio-económica	4.557.254	0	0	0	0	0	4.557.254
401	07	02	00	Becas a empleados	57.500	0	0	0	0	0	57.500
401	07	03	00	Ayudas por matrimonio a empleados	1.231	0	0	0	0	0	1.231

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047022 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO YARACUY

UNIDAD DE MEDIDA: DOTACIÓN **META:** 662

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.352	0	0	0	0	0	1.352
401	07	05	00	Ayudas por defunción a empleados	2.340	0	0	0	0	0	2.340
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.078.668	0	0	0	0	0	3.078.668
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	8.625	0	0	0	0	0	8.625
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	348.738	0	0	0	0	0	348.738
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	204.624	0	0	0	0	0	204.624
401	07	18	00	Becas a obreros	17.250	0	0	0	0	0	17.250
401	07	19	00	Ayudas por matrimonio de obreros	101	0	0	0	0	0	101
401	07	20	00	Ayudas por nacimiento de hijos de obreros	101	0	0	0	0	0	101
401	07	21	00	Ayudas por defunción a obreros	1.553	0	0	0	0	0	1.553
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	74.070	0	0	0	0	0	74.070
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.725	0	0	0	0	0	1.725
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	12.000	0	0	0	0	0	12.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	14.616	0	0	0	0	0	14.616
401	07	33	00	Asistencia socio-económica al personal contratado	123.760	0	0	0	0	0	123.760
401	07	96	00	Otras subvenciones a empleados	566.370	0	0	0	0	0	566.370
401	07	97	00	Otras subvenciones a obreros	42.630	0	0	0	0	0	42.630
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**2.136.212**	**0**	**0**	**0**	**0**	0	**2.136.212**
402	01	00	00	Productos alimenticios y agropecuarios	290.753	0	0	0	0	0	290.753
402	01	01	00	Alimentos y bebidas para personas	290.753	0	0	0	0	0	290.753
402	03	00	00	Textiles y vestuarios	14.418	0	0	0	0	0	14.418
402	03	02	00	Prendas de vestir	14.418	0	0	0	0	0	14.418
402	04	00	00	Productos de cuero y caucho	81.229	0	0	0	0	0	81.229
402	04	03	00	Cauchos y tripas para vehículos	81.229	0	0	0	0	0	81.229

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047022 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO YARACUY

UNIDAD DE MEDIDA: DOTACIÓN **META:** 662

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	710.043	0	0	0	0	0	710.043
402	05	01	00	Pulpa de madera, papel y cartón	89.572	0	0	0	0	0	89.572
402	05	02	00	Envases y cajas de papel y cartón	13.229	0	0	0	0	0	13.229
402	05	03	00	Productos de papel y cartón para oficina	594.114	0	0	0	0	0	594.114
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	13.128	0	0	0	0	0	13.128
402	06	00	00	Productos químicos y derivados	176.641	0	0	0	0	0	176.641
402	06	02	00	Abonos, plaguicidas y otros	4.005	0	0	0	0	0	4.005
402	06	03	00	Tintas, pinturas y colorantes	52.600	0	0	0	0	0	52.600
402	06	04	00	Productos farmacéuticos y medicamentos	31.165	0	0	0	0	0	31.165
402	06	05	00	Productos de tocador	11.055	0	0	0	0	0	11.055
402	06	06	00	Combustibles y lubricantes	10.654	0	0	0	0	0	10.654
402	06	08	00	Productos plásticos	67.162	0	0	0	0	0	67.162
402	07	00	00	Productos minerales no metálicos	2.856	0	0	0	0	0	2.856
402	07	04	00	Cemento, cal y yeso	2.856	0	0	0	0	0	2.856
402	08	00	00	Productos metálicos	128.073	0	0	0	0	0	128.073
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	56.399	0	0	0	0	0	56.399
402	08	07	00	Material de señalamiento	5.151	0	0	0	0	0	5.151
402	08	09	00	Repuestos y accesorios para equipos de transporte	25.854	0	0	0	0	0	25.854
402	08	10	00	Repuestos y accesorios para otros equipos	35.980	0	0	0	0	0	35.980
402	08	99	00	Otros productos metálicos	4.689	0	0	0	0	0	4.689
402	10	00	00	Productos varios y útiles diversos	732.199	0	0	0	0	0	732.199
402	10	02	00	Materiales y útiles de limpieza y aseo	65.535	0	0	0	0	0	65.535
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	9.179	0	0	0	0	0	9.179
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	137.549	0	0	0	0	0	137.549

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047022 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO YARACUY

UNIDAD DE MEDIDA: DOTACIÓN **META:** 662

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	20.961	0	0	0	0	0	20.961
402	10	07	00	Productos de seguridad en el trabajo	25.481	0	0	0	0	0	25.481
402	10	08	00	Materiales para equipos de computación	362.446	0	0	0	0	0	362.446
402	10	11	00	Materiales eléctricos	89.807	0	0	0	0	0	89.807
402	10	12	00	Materiales para instalaciones sanitarias	13.486	0	0	0	0	0	13.486
402	10	13	00	Materiales fotográficos	3.419	0	0	0	0	0	3.419
402	10	99	00	Otros productos y útiles diversos	4.336	0	0	0	0	0	4.336
403	**00**	**00**	**00**	**Servicios no personales**	**2.977.870**	**0**	**0**	**0**	**0**	**0**	**2.977.870**
403	07	00	00	Servicios de información, impresión y relaciones públicas	21.299	0	0	0	0	0	21.299
403	07	02	00	Imprenta y reproducción	4.822	0	0	0	0	0	4.822
403	07	03	00	Relaciones sociales	7.253	0	0	0	0	0	7.253
403	07	04	00	Avisos	9.224	0	0	0	0	0	9.224
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	12.053	0	0	0	0	0	12.053
403	08	02	00	Comisiones y gastos bancarios	12.053	0	0	0	0	0	12.053
403	09	00	00	Viáticos y pasajes	301.420	0	0	0	0	0	301.420
403	09	01	00	Viáticos y pasajes dentro del país	301.420	0	0	0	0	0	301.420
403	10	00	00	Servicios profesionales y técnicos	12.751	0	0	0	0	0	12.751
403	10	99	00	Otros servicios profesionales y técnicos	12.751	0	0	0	0	0	12.751
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	928.587	0	0	0	0	0	928.587
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	374.517	0	0	0	0	0	374.517
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	40.488	0	0	0	0	0	40.488
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	488.078	0	0	0	0	0	488.078
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	25.504	0	0	0	0	0	25.504
403	12	00	00	Conservación y reparaciones menores de obras	886.904	0	0	0	0	0	886.904

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047022 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO YARACUY

UNIDAD DE MEDIDA: DOTACIÓN **META:** 662

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	886.904	0	0	0	0	0	886.904
403	18	00	00	Impuestos indirectos	725.644	0	0	0	0	0	725.644
403	18	01	00	Impuesto al valor agregado	725.644	0	0	0	0	0	725.644
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	63.448	0	0	0	0	0	63.448
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	63.448	0	0	0	0	0	63.448
403	99	00	00	Otros servicios no personales	25.764	0	0	0	0	0	25.764
403	99	01	00	Otros servicios no personales	25.764	0	0	0	0	0	25.764
404	**00**	**00**	**00**	**Activos reales**	**619.313**	**0**	**0**	**0**	**0**	**0**	**619.313**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	20.948	0	0	0	0	0	20.948
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	19.673	0	0	0	0	0	19.673
404	03	05	00	Maquinaria y equipos industriales y de taller	1.275	0	0	0	0	0	1.275
404	04	00	00	Equipos de transporte, tracción y elevación	190.098	0	0	0	0	0	190.098
404	04	01	00	Vehículos automotores terrestres	187.375	0	0	0	0	0	187.375
404	04	05	00	Vehículos de tracción no motorizados	2.723	0	0	0	0	0	2.723
404	05	00	00	Equipos de comunicaciones y de señalamiento	86.611	0	0	0	0	0	86.611
404	05	01	00	Equipos de telecomunicaciones	86.611	0	0	0	0	0	86.611
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	953	0	0	0	0	0	953
404	07	02	00	Equipos de enseñanza, deporte y recreación	953	0	0	0	0	0	953
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	320.703	0	0	0	0	0	320.703
404	09	01	00	Mobiliario y equipos de oficina	54.654	0	0	0	0	0	54.654
404	09	02	00	Equipos de computación	200.693	0	0	0	0	0	200.693
404	09	03	00	Mobiliario y equipos de alojamiento	65.356	0	0	0	0	0	65.356
				Totales	**67.325.130**	**0**	**0**	**0**	**0**	0	**67.325.130**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047023 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 4.948

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**241.697.713**	**0**	**0**	**0**	**0**	**0**	**241.697.713**
401	01	00	00	Sueldos, salarios y otras retribuciones	115.935.281	0	0	0	0	0	115.935.281
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	92.757.134	0	0	0	0	0	92.757.134
401	01	03	00	Suplencias a empleados	6.174.400	0	0	0	0	0	6.174.400
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.348.211	0	0	0	0	0	2.348.211
401	01	13	00	Suplencias a obreros	5.500	0	0	0	0	0	5.500
401	01	18	00	Remuneraciones al personal contratado	13.925.036	0	0	0	0	0	13.925.036
401	01	99	00	Otras retribuciones	725.000	0	0	0	0	0	725.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	8.212.016	0	0	0	0	0	8.212.016
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	7.884.905	0	0	0	0	0	7.884.905
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	327.111	0	0	0	0	0	327.111
401	03	00	00	Primas	19.513.386	0	0	0	0	0	19.513.386
401	03	01	00	Primas por mérito a empleados	2.711.681	0	0	0	0	0	2.711.681
401	03	02	00	Primas de transporte a empleados	92.000	0	0	0	0	0	92.000
401	03	08	00	Primas de profesionalización a empleados	678.500	0	0	0	0	0	678.500
401	03	09	00	Primas por antigüedad a empleados	15.495.743	0	0	0	0	0	15.495.743
401	03	16	00	Primas por mérito a obreros	241.742	0	0	0	0	0	241.742
401	03	17	00	Primas de transporte a obreros	4.370	0	0	0	0	0	4.370
401	03	19	00	Primas por hijos de obreros	2.875	0	0	0	0	0	2.875
401	03	21	00	Primas por antigüedad a obreros	286.475	0	0	0	0	0	286.475
401	04	00	00	Complementos de sueldos y salarios	2.497.748	0	0	0	0	0	2.497.748
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.500.000	0	0	0	0	0	1.500.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	55.848	0	0	0	0	0	55.848
401	04	19	00	Bono compensatorio de transporte a obreros	6.900	0	0	0	0	0	6.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047023 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 4.948

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	550.000	0	0	0	0	0	550.000
401	04	96	00	Otros complementos a empleados	355.000	0	0	0	0	0	355.000
401	04	97	00	Otros complementos a obreros	15.000	0	0	0	0	0	15.000
401	04	98	00	Otros complementos al personal contratado	15.000	0	0	0	0	0	15.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	63.615.104	0	0	0	0	0	63.615.104
401	05	01	00	Aguinaldos a empleados	43.550.068	0	0	0	0	0	43.550.068
401	05	03	00	Bono vacacional a empleados	12.277.308	0	0	0	0	0	12.277.308
401	05	04	00	Aguinaldos a obreros	910.017	0	0	0	0	0	910.017
401	05	06	00	Bono vacacional a obreros	415.529	0	0	0	0	0	415.529
401	05	07	00	Aguinaldos al personal contratado	5.485.477	0	0	0	0	0	5.485.477
401	05	08	00	Bono vacacional al personal contratado	976.705	0	0	0	0	0	976.705
401	06	00	00	Aportes patronales y legales	15.438.287	0	0	0	0	0	15.438.287
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.220.912	0	0	0	0	0	7.220.912
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.570.594	0	0	0	0	0	2.570.594
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.683.245	0	0	0	0	0	2.683.245
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	563.887	0	0	0	0	0	563.887
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	66.214	0	0	0	0	0	66.214
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	64.249	0	0	0	0	0	64.249
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.891.390	0	0	0	0	0	1.891.390
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	377.796	0	0	0	0	0	377.796
401	07	00	00	Asistencia socio-económica	16.485.891	0	0	0	0	0	16.485.891
401	07	02	00	Becas a empleados	51.750	0	0	0	0	0	51.750
401	07	03	00	Ayudas por matrimonio a empleados	3.795	0	0	0	0	0	3.795

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047023 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 4.948

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	6.693	0	0	0	0	0	6.693
401	07	05	00	Ayudas por defunción a empleados	2.070	0	0	0	0	0	2.070
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	10.984.952	0	0	0	0	0	10.984.952
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.725	0	0	0	0	0	1.725
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.500.000	0	0	0	0	0	2.500.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	636.840	0	0	0	0	0	636.840
401	07	18	00	Becas a obreros	5.175	0	0	0	0	0	5.175
401	07	19	00	Ayudas por matrimonio de obreros	329	0	0	0	0	0	329
401	07	20	00	Ayudas por nacimiento de hijos de obreros	278	0	0	0	0	0	278
401	07	21	00	Ayudas por defunción a obreros	2.070	0	0	0	0	0	2.070
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	201.504	0	0	0	0	0	201.504
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	3.450	0	0	0	0	0	3.450
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	22.500	0	0	0	0	0	22.500
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	18.792	0	0	0	0	0	18.792
401	07	33	00	Asistencia socio-económica al personal contratado	350.948	0	0	0	0	0	350.948
401	07	96	00	Otras subvenciones a empleados	1.647.345	0	0	0	0	0	1.647.345
401	07	97	00	Otras subvenciones a obreros	45.675	0	0	0	0	0	45.675
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.667.925**	**0**	**0**	**0**	**0**	**0**	**5.667.925**
402	01	00	00	Productos alimenticios y agropecuarios	184.685	0	0	0	0	0	184.685
402	01	01	00	Alimentos y bebidas para personas	184.047	0	0	0	0	0	184.047
402	01	03	00	Productos agrícolas y pecuarios	638	0	0	0	0	0	638
402	03	00	00	Textiles y vestuarios	17.259	0	0	0	0	0	17.259
402	03	01	00	Textiles	16.143	0	0	0	0	0	16.143
402	03	02	00	Prendas de vestir	1.116	0	0	0	0	0	1.116

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 210047023 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 4.948

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	00	00	Productos de cuero y caucho	102.051	0	0	0	0	0	102.051
402	04	03	00	Cauchos y tripas para vehículos	102.051	0	0	0	0	0	102.051
402	05	00	00	Productos de papel, cartón e impresos	2.139.749	0	0	0	0	0	2.139.749
402	05	01	00	Pulpa de madera, papel y cartón	156.315	0	0	0	0	0	156.315
402	05	03	00	Productos de papel y cartón para oficina	1.635.107	0	0	0	0	0	1.635.107
402	05	06	00	Productos de papel y cartón para computación	50.976	0	0	0	0	0	50.976
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	297.351	0	0	0	0	0	297.351
402	06	00	00	Productos químicos y derivados	501.990	0	0	0	0	0	501.990
402	06	01	00	Sustancias químicas y de uso industrial	65.855	0	0	0	0	0	65.855
402	06	02	00	Abonos, plaguicidas y otros	311	0	0	0	0	0	311
402	06	03	00	Tintas, pinturas y colorantes	282.347	0	0	0	0	0	282.347
402	06	04	00	Productos farmacéuticos y medicamentos	519	0	0	0	0	0	519
402	06	06	00	Combustibles y lubricantes	15.603	0	0	0	0	0	15.603
402	06	08	00	Productos plásticos	137.355	0	0	0	0	0	137.355
402	07	00	00	Productos minerales no metálicos	35.272	0	0	0	0	0	35.272
402	07	04	00	Cemento, cal y yeso	35.272	0	0	0	0	0	35.272
402	08	00	00	Productos metálicos	170.834	0	0	0	0	0	170.834
402	08	01	00	Productos primarios de hierro y acero	1.060	0	0	0	0	0	1.060
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	127.716	0	0	0	0	0	127.716
402	08	07	00	Material de señalamiento	593	0	0	0	0	0	593
402	08	09	00	Repuestos y accesorios para equipos de transporte	13.357	0	0	0	0	0	13.357
402	08	10	00	Repuestos y accesorios para otros equipos	24.004	0	0	0	0	0	24.004
402	08	99	00	Otros productos metálicos	4.104	0	0	0	0	0	4.104
402	09	00	00	Productos de madera	903	0	0	0	0	0	903

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047023 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 4.948

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	01	00	Productos primarios de madera	903	0	0	0	0	0	903
402	10	00	00	Productos varios y útiles diversos	2.489.847	0	0	0	0	0	2.489.847
402	10	01	00	Artículos de deporte, recreación y juguetes	1.275	0	0	0	0	0	1.275
402	10	02	00	Materiales y útiles de limpieza y aseo	53.609	0	0	0	0	0	53.609
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	45.124	0	0	0	0	0	45.124
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	369.880	0	0	0	0	0	369.880
402	10	06	00	Condecoraciones, ofrendas y similares	7.740	0	0	0	0	0	7.740
402	10	07	00	Productos de seguridad en el trabajo	39.791	0	0	0	0	0	39.791
402	10	08	00	Materiales para equipos de computación	1.650.577	0	0	0	0	0	1.650.577
402	10	11	00	Materiales eléctricos	301.608	0	0	0	0	0	301.608
402	10	12	00	Materiales para instalaciones sanitarias	19.436	0	0	0	0	0	19.436
402	10	13	00	Materiales fotográficos	807	0	0	0	0	0	807
402	99	00	00	Otros materiales y suministros	25.335	0	0	0	0	0	25.335
402	99	01	00	Otros materiales y suministros	25.335	0	0	0	0	0	25.335
403	**00**	**00**	**00**	**Servicios no personales**	**7.310.806**	**0**	**0**	0	0	0	**7.310.806**
403	02	00	00	Alquileres de maquinaria y equipos	11.477	0	0	0	0	0	11.477
403	02	99	00	Alquileres de otras maquinaria y equipos	11.477	0	0	0	0	0	11.477
403	06	00	00	Servicios de transporte y almacenaje	8.765	0	0	0	0	0	8.765
403	06	01	00	Fletes y embalajes	3.711	0	0	0	0	0	3.711
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.054	0	0	0	0	0	5.054
403	07	00	00	Servicios de información, impresión y relaciones públicas	32.179	0	0	0	0	0	32.179
403	07	02	00	Imprenta y reproducción	3.705	0	0	0	0	0	3.705
403	07	03	00	Relaciones sociales	14.284	0	0	0	0	0	14.284
403	07	04	00	Avisos	14.190	0	0	0	0	0	14.190

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047023 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 4.948

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	15.306	0	0	0	0	0	15.306
403	08	02	00	Comisiones y gastos bancarios	15.306	0	0	0	0	0	15.306
403	09	00	00	Viáticos y pasajes	1.524.530	0	0	0	0	0	1.524.530
403	09	01	00	Viáticos y pasajes dentro del país	1.524.530	0	0	0	0	0	1.524.530
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.385.977	0	0	0	0	0	2.385.977
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	434.203	0	0	0	0	0	434.203
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	7.428	0	0	0	0	0	7.428
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	9.564	0	0	0	0	0	9.564
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.850.976	0	0	0	0	0	1.850.976
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	83.806	0	0	0	0	0	83.806
403	12	00	00	Conservación y reparaciones menores de obras	1.149.995	0	0	0	0	0	1.149.995
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.149.995	0	0	0	0	0	1.149.995
403	15	00	00	Servicios fiscales	8.926	0	0	0	0	0	8.926
403	15	02	00	Tasas y otros derechos obligatorios	8.926	0	0	0	0	0	8.926
403	18	00	00	Impuestos indirectos	1.838.163	0	0	0	0	0	1.838.163
403	18	01	00	Impuesto al valor agregado	1.838.163	0	0	0	0	0	1.838.163
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	178.097	0	0	0	0	0	178.097
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	178.097	0	0	0	0	0	178.097
403	99	00	00	Otros servicios no personales	157.391	0	0	0	0	0	157.391
403	99	01	00	Otros servicios no personales	157.391	0	0	0	0	0	157.391
404	**00**	**00**	**00**	**Activos reales**	**1.703.471**	**0**	**0**	**0**	**0**	**0**	**1.703.471**
404	01	00	00	Repuestos y reparaciones mayores	541.638	0	0	0	0	0	541.638
404	01	01	00	Repuestos mayores	249.290	0	0	0	0	0	249.290

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047023 FORTALECIMIENTO DE LAS DEPENDENCIAS JUDICIALES DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 4.948

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	249.290	0	0	0	0	0	249.290
404	01	02	00	Reparaciones mayores de maquinaria y equipos	292.348	0	0	0	0	0	292.348
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	61.378	0	0	0	0	0	61.378
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	230.970	0	0	0	0	0	230.970
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	139.927	0	0	0	0	0	139.927
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	95.703	0	0	0	0	0	95.703
404	03	05	00	Maquinaria y equipos industriales y de taller	44.224	0	0	0	0	0	44.224
404	04	00	00	Equipos de transporte, tracción y elevación	99.081	0	0	0	0	0	99.081
404	04	01	00	Vehículos automotores terrestres	93.688	0	0	0	0	0	93.688
404	04	05	00	Vehículos de tracción no motorizados	5.393	0	0	0	0	0	5.393
404	05	00	00	Equipos de comunicaciones y de señalamiento	119.455	0	0	0	0	0	119.455
404	05	01	00	Equipos de telecomunicaciones	119.455	0	0	0	0	0	119.455
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	803.370	0	0	0	0	0	803.370
404	09	01	00	Mobiliario y equipos de oficina	283.816	0	0	0	0	0	283.816
404	09	02	00	Equipos de computación	265.064	0	0	0	0	0	265.064
404	09	03	00	Mobiliario y equipos de alojamiento	254.490	0	0	0	0	0	254.490
				Totales	**256.379.915**	**0**	**0**	**0**	**0**	**0**	**256.379.915**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047024 FORTALECIMIENTO DE LAS CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.225

RESPONSABLE/EJECUTOR: CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**42.873.402**	**0**	**0**	**0**	**0**	**0**	**42.873.402**
401	01	00	00	Sueldos, salarios y otras retribuciones	19.672.724	0	0	0	0	0	19.672.724
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	14.704.070	0	0	0	0	0	14.704.070
401	01	03	00	Suplencias a empleados	847.084	0	0	0	0	0	847.084
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	593.142	0	0	0	0	0	593.142
401	01	13	00	Suplencias a obreros	10.000	0	0	0	0	0	10.000
401	01	18	00	Remuneraciones al personal contratado	3.483.428	0	0	0	0	0	3.483.428
401	01	99	00	Otras retribuciones	35.000	0	0	0	0	0	35.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	870.912	0	0	0	0	0	870.912
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	817.130	0	0	0	0	0	817.130
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	53.782	0	0	0	0	0	53.782
401	03	00	00	Primas	2.954.171	0	0	0	0	0	2.954.171
401	03	01	00	Primas por mérito a empleados	854.884	0	0	0	0	0	854.884
401	03	02	00	Primas de transporte a empleados	8.707	0	0	0	0	0	8.707
401	03	08	00	Primas de profesionalización a empleados	176.098	0	0	0	0	0	176.098
401	03	09	00	Primas por antigüedad a empleados	1.774.557	0	0	0	0	0	1.774.557
401	03	16	00	Primas por mérito a obreros	83.953	0	0	0	0	0	83.953
401	03	17	00	Primas de transporte a obreros	1.916	0	0	0	0	0	1.916
401	03	19	00	Primas por hijos de obreros	7.200	0	0	0	0	0	7.200
401	03	21	00	Primas por antigüedad a obreros	46.856	0	0	0	0	0	46.856
401	04	00	00	Complementos de sueldos y salarios	1.086.910	0	0	0	0	0	1.086.910
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	880.127	0	0	0	0	0	880.127
401	04	05	00	Complemento a empleados por gastos de representación	9.009	0	0	0	0	0	9.009
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	51.314	0	0	0	0	0	51.314

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047024 FORTALECIMIENTO DE LAS CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.225

RESPONSABLE/EJECUTOR: CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	19	00	Bono compensatorio de transporte a obreros	2.885	0	0	0	0	0	2.885
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	114.375	0	0	0	0	0	114.375
401	04	96	00	Otros complementos a empleados	15.000	0	0	0	0	0	15.000
401	04	97	00	Otros complementos a obreros	5.000	0	0	0	0	0	5.000
401	04	98	00	Otros complementos al personal contratado	9.200	0	0	0	0	0	9.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	11.025.751	0	0	0	0	0	11.025.751
401	05	01	00	Aguinaldos a empleados	7.557.432	0	0	0	0	0	7.557.432
401	05	03	00	Bono vacacional a empleados	1.761.475	0	0	0	0	0	1.761.475
401	05	04	00	Aguinaldos a obreros	221.054	0	0	0	0	0	221.054
401	05	06	00	Bono vacacional a obreros	165.658	0	0	0	0	0	165.658
401	05	07	00	Aguinaldos al personal contratado	979.604	0	0	0	0	0	979.604
401	05	08	00	Bono vacacional al personal contratado	340.528	0	0	0	0	0	340.528
401	06	00	00	Aportes patronales y legales	2.718.544	0	0	0	0	0	2.718.544
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.281.862	0	0	0	0	0	1.281.862
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	387.949	0	0	0	0	0	387.949
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	379.670	0	0	0	0	0	379.670
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	99.509	0	0	0	0	0	99.509
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	15.324	0	0	0	0	0	15.324
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	15.324	0	0	0	0	0	15.324
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	452.228	0	0	0	0	0	452.228
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	86.678	0	0	0	0	0	86.678
401	07	00	00	Asistencia socio-económica	4.544.390	0	0	0	0	0	4.544.390
401	07	02	00	Becas a empleados	1.265	0	0	0	0	0	1.265

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047024 FORTALECIMIENTO DE LAS CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.225

RESPONSABLE/EJECUTOR: CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	839	0	0	0	0	0	839
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.638	0	0	0	0	0	1.638
401	07	05	00	Ayudas por defunción a empleados	1.638	0	0	0	0	0	1.638
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.687.370	0	0	0	0	0	2.687.370
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	30.000	0	0	0	0	0	30.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	851.768	0	0	0	0	0	851.768
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	124.584	0	0	0	0	0	124.584
401	07	19	00	Ayudas por matrimonio de obreros	819	0	0	0	0	0	819
401	07	20	00	Ayudas por nacimiento de hijos de obreros	819	0	0	0	0	0	819
401	07	21	00	Ayudas por defunción a obreros	1.911	0	0	0	0	0	1.911
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	449.831	0	0	0	0	0	449.831
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	18.000	0	0	0	0	0	18.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	90.992	0	0	0	0	0	90.992
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	7.656	0	0	0	0	0	7.656
401	07	33	00	Asistencia socio-económica al personal contratado	52.975	0	0	0	0	0	52.975
401	07	96	00	Otras subvenciones a empleados	207.060	0	0	0	0	0	207.060
401	07	97	00	Otras subvenciones a obreros	15.225	0	0	0	0	0	15.225
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.383.887**	**0**	**0**	**0**	**0**	**0**	**1.383.887**
402	01	00	00	Productos alimenticios y agropecuarios	141.266	0	0	0	0	0	141.266
402	01	01	00	Alimentos y bebidas para personas	141.266	0	0	0	0	0	141.266
402	03	00	00	Textiles y vestuarios	32.814	0	0	0	0	0	32.814
402	03	01	00	Textiles	5.078	0	0	0	0	0	5.078
402	03	02	00	Prendas de vestir	27.736	0	0	0	0	0	27.736
402	04	00	00	Productos de cuero y caucho	18.469	0	0	0	0	0	18.469

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047024 FORTALECIMIENTO DE LAS CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.225

RESPONSABLE/EJECUTOR: CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	02	00	Productos de cuero y sucedáneos del cuero	8.593	0	0	0	0	0	8.593
402	04	03	00	Cauchos y tripas para vehículos	9.876	0	0	0	0	0	9.876
402	05	00	00	Productos de papel, cartón e impresos	715.946	0	0	0	0	0	715.946
402	05	01	00	Pulpa de madera, papel y cartón	101.538	0	0	0	0	0	101.538
402	05	02	00	Envases y cajas de papel y cartón	10.062	0	0	0	0	0	10.062
402	05	03	00	Productos de papel y cartón para oficina	502.127	0	0	0	0	0	502.127
402	05	04	00	Libros, revistas y periódicos	30.489	0	0	0	0	0	30.489
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	71.730	0	0	0	0	0	71.730
402	06	00	00	Productos químicos y derivados	44.070	0	0	0	0	0	44.070
402	06	02	00	Abonos, plaguicidas y otros	1.768	0	0	0	0	0	1.768
402	06	03	00	Tintas, pinturas y colorantes	7.697	0	0	0	0	0	7.697
402	06	04	00	Productos farmacéuticos y medicamentos	2.117	0	0	0	0	0	2.117
402	06	05	00	Productos de tocador	2.248	0	0	0	0	0	2.248
402	06	06	00	Combustibles y lubricantes	201	0	0	0	0	0	201
402	06	08	00	Productos plásticos	30.039	0	0	0	0	0	30.039
402	07	00	00	Productos minerales no metálicos	742	0	0	0	0	0	742
402	07	04	00	Cemento, cal y yeso	742	0	0	0	0	0	742
402	08	00	00	Productos metálicos	36.349	0	0	0	0	0	36.349
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	13.946	0	0	0	0	0	13.946
402	08	07	00	Material de señalamiento	3.956	0	0	0	0	0	3.956
402	08	09	00	Repuestos y accesorios para equipos de transporte	7.283	0	0	0	0	0	7.283
402	08	10	00	Repuestos y accesorios para otros equipos	10.150	0	0	0	0	0	10.150
402	08	99	00	Otros productos metálicos	1.014	0	0	0	0	0	1.014
402	09	00	00	Productos de madera	2.082	0	0	0	0	0	2.082

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047024 FORTALECIMIENTO DE LAS CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.225

RESPONSABLE/EJECUTOR: CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	01	00	Productos primarios de madera	2.082	0	0	0	0	0	2.082
402	10	00	00	Productos varios y útiles diversos	383.532	0	0	0	0	0	383.532
402	10	02	00	Materiales y útiles de limpieza y aseo	9.837	0	0	0	0	0	9.837
402	10	03	00	Utensilios de cocina y comedor	4.135	0	0	0	0	0	4.135
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.056	0	0	0	0	0	1.056
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	112.033	0	0	0	0	0	112.033
402	10	06	00	Condecoraciones, ofrendas y similares	2.342	0	0	0	0	0	2.342
402	10	07	00	Productos de seguridad en el trabajo	2.601	0	0	0	0	0	2.601
402	10	08	00	Materiales para equipos de computación	219.173	0	0	0	0	0	219.173
402	10	11	00	Materiales eléctricos	13.792	0	0	0	0	0	13.792
402	10	12	00	Materiales para instalaciones sanitarias	7.756	0	0	0	0	0	7.756
402	10	99	00	Otros productos y útiles diversos	10.807	0	0	0	0	0	10.807
402	99	00	00	Otros materiales y suministros	8.617	0	0	0	0	0	8.617
402	99	01	00	Otros materiales y suministros	8.617	0	0	0	0	0	8.617
403	**00**	**00**	**00**	**Servicios no personales**	**1.186.150**	0	0	0	0	0	**1.186.150**
403	02	00	00	Alquileres de maquinaria y equipos	16.879	0	0	0	0	0	16.879
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	16.879	0	0	0	0	0	16.879
403	04	00	00	Servicios básicos	57.384	0	0	0	0	0	57.384
403	04	05	00	Servicio de comunicaciones	57.384	0	0	0	0	0	57.384
403	06	00	00	Servicios de transporte y almacenaje	3.580	0	0	0	0	0	3.580
403	06	01	00	Fletes y embalajes	2.783	0	0	0	0	0	2.783
403	06	03	00	Estacionamiento	797	0	0	0	0	0	797
403	07	00	00	Servicios de información, impresión y relaciones públicas	147.684	0	0	0	0	0	147.684
403	07	02	00	Imprenta y reproducción	144.478	0	0	0	0	0	144.478

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047024 FORTALECIMIENTO DE LAS CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.225

RESPONSABLE/EJECUTOR: CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	3.206	0	0	0	0	0	3.206
403	09	00	00	Viáticos y pasajes	102.650	0	0	0	0	0	102.650
403	09	01	00	Viáticos y pasajes dentro del país	102.650	0	0	0	0	0	102.650
403	10	00	00	Servicios profesionales y técnicos	22.497	0	0	0	0	0	22.497
403	10	09	00	Servicios de lavandería y tintorería	4.644	0	0	0	0	0	4.644
403	10	99	00	Otros servicios profesionales y técnicos	17.853	0	0	0	0	0	17.853
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	177.108	0	0	0	0	0	177.108
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	81.092	0	0	0	0	0	81.092
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	11.232	0	0	0	0	0	11.232
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	3.096	0	0	0	0	0	3.096
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	81.688	0	0	0	0	0	81.688
403	12	00	00	Conservación y reparaciones menores de obras	197.140	0	0	0	0	0	197.140
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	197.140	0	0	0	0	0	197.140
403	18	00	00	Impuestos indirectos	397.939	0	0	0	0	0	397.939
403	18	01	00	Impuesto al valor agregado	397.939	0	0	0	0	0	397.939
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	43.623	0	0	0	0	0	43.623
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	43.623	0	0	0	0	0	43.623
403	99	00	00	Otros servicios no personales	19.666	0	0	0	0	0	19.666
403	99	01	00	Otros servicios no personales	19.666	0	0	0	0	0	19.666
404	**00**	**00**	**00**	**Activos reales**	**516.459**	**0**	**0**	**0**	**0**	**0**	**516.459**
404	01	00	00	Repuestos y reparaciones mayores	72.818	0	0	0	0	0	72.818
404	01	01	00	Repuestos mayores	72.818	0	0	0	0	0	72.818
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	72.818	0	0	0	0	0	72.818

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047024 FORTALECIMIENTO DE LAS CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.225

RESPONSABLE/EJECUTOR: CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	19.304	0	0	0	0	0	19.304
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	9.482	0	0	0	0	0	9.482
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	6.924	0	0	0	0	0	6.924
404	03	05	00	Maquinaria y equipos industriales y de taller	2.898	0	0	0	0	0	2.898
404	04	00	00	Equipos de transporte, tracción y elevación	18.064	0	0	0	0	0	18.064
404	04	05	00	Vehículos de tracción no motorizados	18.064	0	0	0	0	0	18.064
404	05	00	00	Equipos de comunicaciones y de señalamiento	13.232	0	0	0	0	0	13.232
404	05	01	00	Equipos de telecomunicaciones	13.232	0	0	0	0	0	13.232
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.376	0	0	0	0	0	6.376
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.376	0	0	0	0	0	6.376
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	386.665	0	0	0	0	0	386.665
404	09	01	00	Mobiliario y equipos de oficina	216.631	0	0	0	0	0	216.631
404	09	02	00	Equipos de computación	48.016	0	0	0	0	0	48.016
404	09	03	00	Mobiliario y equipos de alojamiento	108.423	0	0	0	0	0	108.423
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	13.595	0	0	0	0	0	13.595
				Totales	**45.959.898**	**0**	**0**	**0**	**0**	**0**	**45.959.898**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN

META: 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 210047025 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES CORTE DISCIPLINARIA Y TRIBUNAL DISCIPLINARIO JUDICIAL

UNIDAD DE MEDIDA: DOTACIÓN

META: 183

RESPONSABLE/EJECUTOR: CORTE DISCIPLINARIA Y TRIBUNAL DISCIPLINARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**63.925.127**	0	0	0	0	0	**63.925.127**
401	01	00	00	Sueldos, salarios y otras retribuciones	24.753.012	0	0	0	0	0	24.753.012
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	23.197.877	0	0	0	0	0	23.197.877
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	595.135	0	0	0	0	0	595.135
401	01	18	00	Remuneraciones al personal contratado	960.000	0	0	0	0	0	960.000
401	03	00	00	Primas	5.500.192	0	0	0	0	0	5.500.192
401	03	02	00	Primas de transporte a empleados	22.680	0	0	0	0	0	22.680
401	03	08	00	Primas de profesionalización a empleados	2.233.088	0	0	0	0	0	2.233.088
401	03	09	00	Primas por antigüedad a empleados	3.213.224	0	0	0	0	0	3.213.224
401	03	21	00	Primas por antigüedad a obreros	31.200	0	0	0	0	0	31.200
401	04	00	00	Complementos de sueldos y salarios	14.524.019	0	0	0	0	0	14.524.019
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	258.712	0	0	0	0	0	258.712
401	04	02	00	Complemento a empleados por trabajo nocturno	133.399	0	0	0	0	0	133.399
401	04	06	00	Complemento a empleados por comisión de servicios	587.209	0	0	0	0	0	587.209
401	04	08	00	Bono compensatorio de alimentación a empleados	4.384.800	0	0	0	0	0	4.384.800
401	04	10	00	Complemento a empleados por días feriados	194.035	0	0	0	0	0	194.035
401	04	18	00	Bono compensatorio de alimentación a obreros	280.800	0	0	0	0	0	280.800
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	7.000	0	0	0	0	0	7.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.271.160	0	0	0	0	0	1.271.160
401	04	96	00	Otros complementos a empleados	7.254.670	0	0	0	0	0	7.254.670
401	04	97	00	Otros complementos a obreros	152.234	0	0	0	0	0	152.234
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	12.809.340	0	0	0	0	0	12.809.340
401	05	01	00	Aguinaldos a empleados	7.486.746	0	0	0	0	0	7.486.746
401	05	03	00	Bono vacacional a empleados	4.974.630	0	0	0	0	0	4.974.630

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 210047025 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES CORTE DISCIPLINARIA Y TRIBUNAL DISCIPLINARIO JUDICIAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 183

RESPONSABLE/EJECUTOR: CORTE DISCIPLINARIA Y TRIBUNAL DISCIPLINARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	04	00	Aguinaldos a obreros	243.575	0	0	0	0	0	243.575
401	05	06	00	Bono vacacional a obreros	104.389	0	0	0	0	0	104.389
401	06	00	00	Aportes patronales y legales	2.535.308	0	0	0	0	0	2.535.308
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.592.931	0	0	0	0	0	1.592.931
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	434.913	0	0	0	0	0	434.913
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	433.772	0	0	0	0	0	433.772
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	50.757	0	0	0	0	0	50.757
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	11.353	0	0	0	0	0	11.353
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	11.582	0	0	0	0	0	11.582
401	07	00	00	Asistencia socio-económica	3.803.256	0	0	0	0	0	3.803.256
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.370.523	0	0	0	0	0	2.370.523
401	07	10	00	Dotación de uniformes a empleados	251.000	0	0	0	0	0	251.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	249.389	0	0	0	0	0	249.389
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	101.500	0	0	0	0	0	101.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	69.374	0	0	0	0	0	69.374
401	07	26	00	Dotación de uniformes a obreros	91.000	0	0	0	0	0	91.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	15.970	0	0	0	0	0	15.970
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	6.500	0	0	0	0	0	6.500
401	07	96	00	Otras subvenciones a empleados	609.000	0	0	0	0	0	609.000
401	07	97	00	Otras subvenciones a obreros	39.000	0	0	0	0	0	39.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.193.985**	**0**	**0**	**0**	**0**	**0**	**1.193.985**
402	01	00	00	Productos alimenticios y agropecuarios	65.049	0	0	0	0	0	65.049
402	01	01	00	Alimentos y bebidas para personas	65.049	0	0	0	0	0	65.049
402	03	00	00	Textiles y vestuarios	37.531	0	0	0	0	0	37.531

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047025 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES CORTE DISCIPLINARIA Y TRIBUNAL DISCIPLINARIO JUDICIAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 183

RESPONSABLE/EJECUTOR: CORTE DISCIPLINARIA Y TRIBUNAL DISCIPLINARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	12.358	0	0	0	0	0	12.358
402	03	02	00	Prendas de vestir	25.173	0	0	0	0	0	25.173
402	04	00	00	Productos de cuero y caucho	9.134	0	0	0	0	0	9.134
402	04	02	00	Productos de cuero y sucedáneos del cuero	3.458	0	0	0	0	0	3.458
402	04	03	00	Cauchos y tripas para vehículos	5.676	0	0	0	0	0	5.676
402	05	00	00	Productos de papel, cartón e impresos	344.618	0	0	0	0	0	344.618
402	05	01	00	Pulpa de madera, papel y cartón	40.926	0	0	0	0	0	40.926
402	05	02	00	Envases y cajas de papel y cartón	13.797	0	0	0	0	0	13.797
402	05	03	00	Productos de papel y cartón para oficina	191.851	0	0	0	0	0	191.851
402	05	04	00	Libros, revistas y periódicos	59.833	0	0	0	0	0	59.833
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	38.211	0	0	0	0	0	38.211
402	06	00	00	Productos químicos y derivados	114.058	0	0	0	0	0	114.058
402	06	01	00	Sustancias químicas y de uso industrial	2.828	0	0	0	0	0	2.828
402	06	03	00	Tintas, pinturas y colorantes	60.048	0	0	0	0	0	60.048
402	06	04	00	Productos farmacéuticos y medicamentos	5.927	0	0	0	0	0	5.927
402	06	05	00	Productos de tocador	2.436	0	0	0	0	0	2.436
402	06	06	00	Combustibles y lubricantes	2.602	0	0	0	0	0	2.602
402	06	08	00	Productos plásticos	40.217	0	0	0	0	0	40.217
402	07	00	00	Productos minerales no metálicos	7.492	0	0	0	0	0	7.492
402	07	01	00	Productos de barro, loza y porcelana	1.382	0	0	0	0	0	1.382
402	07	02	00	Vidrios y productos de vidrio	4.949	0	0	0	0	0	4.949
402	07	04	00	Cemento, cal y yeso	1.161	0	0	0	0	0	1.161
402	08	00	00	Productos metálicos	69.534	0	0	0	0	0	69.534
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	27.239	0	0	0	0	0	27.239

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047025 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES CORTE DISCIPLINARIA Y TRIBUNAL DISCIPLINARIO JUDICIAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 183

RESPONSABLE/EJECUTOR: CORTE DISCIPLINARIA Y TRIBUNAL DISCIPLINARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	04	00	Productos metálicos estructurales	2.869	0	0	0	0	0	2.869
402	08	07	00	Material de señalamiento	9.396	0	0	0	0	0	9.396
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.497	0	0	0	0	0	8.497
402	08	10	00	Repuestos y accesorios para otros equipos	3.935	0	0	0	0	0	3.935
402	08	99	00	Otros productos metálicos	17.598	0	0	0	0	0	17.598
402	09	00	00	Productos de madera	5.005	0	0	0	0	0	5.005
402	09	02	00	Muebles y accesorios de madera para edificaciones	5.005	0	0	0	0	0	5.005
402	10	00	00	Productos varios y útiles diversos	536.278	0	0	0	0	0	536.278
402	10	02	00	Materiales y útiles de limpieza y aseo	21.872	0	0	0	0	0	21.872
402	10	03	00	Utensilios de cocina y comedor	6.264	0	0	0	0	0	6.264
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	7.503	0	0	0	0	0	7.503
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	107.012	0	0	0	0	0	107.012
402	10	06	00	Condecoraciones, ofrendas y similares	7.668	0	0	0	0	0	7.668
402	10	07	00	Productos de seguridad en el trabajo	2.651	0	0	0	0	0	2.651
402	10	08	00	Materiales para equipos de computación	353.385	0	0	0	0	0	353.385
402	10	09	00	Especies timbradas y valores	1.022	0	0	0	0	0	1.022
402	10	11	00	Materiales eléctricos	12.563	0	0	0	0	0	12.563
402	10	12	00	Materiales para instalaciones sanitarias	4.425	0	0	0	0	0	4.425
402	10	13	00	Materiales fotográficos	1.574	0	0	0	0	0	1.574
402	10	99	00	Otros productos y útiles diversos	10.339	0	0	0	0	0	10.339
402	99	00	00	Otros materiales y suministros	5.286	0	0	0	0	0	5.286
402	99	01	00	Otros materiales y suministros	5.286	0	0	0	0	0	5.286
403	**00**	**00**	**00**	**Servicios no personales**	**2.367.109**	0	0	0	0	0	**2.367.109**
403	01	00	00	Alquileres de inmuebles	31.508	0	0	0	0	0	31.508

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047025 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES CORTE DISCIPLINARIA Y TRIBUNAL DISCIPLINARIO JUDICIAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 183

RESPONSABLE/EJECUTOR: CORTE DISCIPLINARIA Y TRIBUNAL DISCIPLINARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	01	00	Alquileres de edificios y locales	31.508	0	0	0	0	0	31.508
403	02	00	00	Alquileres de maquinaria y equipos	7.479	0	0	0	0	0	7.479
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	7.479	0	0	0	0	0	7.479
403	04	00	00	Servicios básicos	3.911	0	0	0	0	0	3.911
403	04	04	00	Teléfonos	3.911	0	0	0	0	0	3.911
403	06	00	00	Servicios de transporte y almacenaje	23.343	0	0	0	0	0	23.343
403	06	03	00	Estacionamiento	1.998	0	0	0	0	0	1.998
403	06	04	00	Peaje	998	0	0	0	0	0	998
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	20.347	0	0	0	0	0	20.347
403	07	00	00	Servicios de información, impresión y relaciones públicas	634.072	0	0	0	0	0	634.072
403	07	01	00	Publicidad y propaganda	47.077	0	0	0	0	0	47.077
403	07	02	00	Imprenta y reproducción	310.443	0	0	0	0	0	310.443
403	07	03	00	Relaciones sociales	125.301	0	0	0	0	0	125.301
403	07	04	00	Avisos	151.251	0	0	0	0	0	151.251
403	09	00	00	Viáticos y pasajes	366.778	0	0	0	0	0	366.778
403	09	01	00	Viáticos y pasajes dentro del pais	316.296	0	0	0	0	0	316.296
403	09	02	00	Viáticos y pasajes fuera del país	50.482	0	0	0	0	0	50.482
403	10	00	00	Servicios profesionales y técnicos	163.525	0	0	0	0	0	163.525
403	10	07	00	Servicios de capacitación y adiestramiento	129.751	0	0	0	0	0	129.751
403	10	09	00	Servicios de lavandería y tintorería	5.128	0	0	0	0	0	5.128
403	10	99	00	Otros servicios profesionales y técnicos	28.646	0	0	0	0	0	28.646
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	68.937	0	0	0	0	0	68.937
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	9.889	0	0	0	0	0	9.889
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	8.608	0	0	0	0	0	8.608

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047025 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES CORTE DISCIPLINARIA Y TRIBUNAL DISCIPLINARIO JUDICIAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 183

RESPONSABLE/EJECUTOR: CORTE DISCIPLINARIA Y TRIBUNAL DISCIPLINARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	44.064	0	0	0	0	0	44.064
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	6.376	0	0	0	0	0	6.376
403	12	00	00	Conservación y reparaciones menores de obras	130.010	0	0	0	0	0	130.010
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	130.010	0	0	0	0	0	130.010
403	18	00	00	Impuestos indirectos	863.474	0	0	0	0	0	863.474
403	18	01	00	Impuesto al valor agregado	863.474	0	0	0	0	0	863.474
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	43.624	0	0	0	0	0	43.624
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	43.624	0	0	0	0	0	43.624
403	99	00	00	Otros servicios no personales	30.448	0	0	0	0	0	30.448
403	99	01	00	Otros servicios no personales	30.448	0	0	0	0	0	30.448
404	**00**	**00**	**00**	**Activos reales**	**969.881**	**0**	**0**	**0**	**0**	**0**	**969.881**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	67.325	0	0	0	0	0	67.325
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	62.206	0	0	0	0	0	62.206
404	03	05	00	Maquinaria y equipos industriales y de taller	5.119	0	0	0	0	0	5.119
404	04	00	00	Equipos de transporte, tracción y elevación	27.227	0	0	0	0	0	27.227
404	04	05	00	Vehículos de tracción no motorizados	27.227	0	0	0	0	0	27.227
404	05	00	00	Equipos de comunicaciones y de señalamiento	122.195	0	0	0	0	0	122.195
404	05	01	00	Equipos de telecomunicaciones	122.195	0	0	0	0	0	122.195
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	39.396	0	0	0	0	0	39.396
404	07	02	00	Equipos de enseñanza, deporte y recreación	26.198	0	0	0	0	0	26.198
404	07	03	00	Obras de arte	13.198	0	0	0	0	0	13.198
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	713.738	0	0	0	0	0	713.738
404	09	01	00	Mobiliario y equipos de oficina	451.464	0	0	0	0	0	451.464
404	09	02	00	Equipos de computación	208.085	0	0	0	0	0	208.085

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116700 210047000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: PROVEER A LAS DEPENDENCIAS JUDICIALES DE LOS BIENES Y SERVICIOS NECESARIOS PARA SU FUNCIONAMIENTO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.005

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210047025 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES CORTE DISCIPLINARIA Y TRIBUNAL DISCIPLINARIO JUDICIAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 183

RESPONSABLE/EJECUTOR: CORTE DISCIPLINARIA Y TRIBUNAL DISCIPLINARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	44.536	0	0	0	0	0	44.536
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	9.653	0	0	0	0	0	9.653
				Totales	**68.456.102**	0	0	0	0	0	**68.456.102**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116674 210048000 MODERNIZACIÓN DE LAS DEPENDENCIAS JUDICIALES Y DEM CENTRAL

OBJETIVO DEL PROYECTO: MEJORAR LA INFRAESTRUCTURA E IMPLEMENTAR CAMBIOS TECNOLÓGICOS, CON EL FIN DE CONTAR CON SEDES ADECUADAS EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 257

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**530.342**	**0**	**0**	**0**	**0**	**0**	**530.342**
402	01	00	00	Productos alimenticios y agropecuarios	11.276	0	0	0	0	0	11.276
402	01	01	00	Alimentos y bebidas para personas	11.276	0	0	0	0	0	11.276
402	03	00	00	Textiles y vestuarios	91.528	0	0	0	0	0	91.528
402	03	01	00	Textiles	69.339	0	0	0	0	0	69.339
402	03	02	00	Prendas de vestir	22.189	0	0	0	0	0	22.189
402	05	00	00	Productos de papel, cartón e impresos	6.450	0	0	0	0	0	6.450
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.450	0	0	0	0	0	6.450
402	06	00	00	Productos químicos y derivados	10.950	0	0	0	0	0	10.950
402	06	03	00	Tintas, pinturas y colorantes	10.950	0	0	0	0	0	10.950
402	08	00	00	Productos metálicos	331.230	0	0	0	0	0	331.230
402	08	01	00	Productos primarios de hierro y acero	206.400	0	0	0	0	0	206.400
402	08	07	00	Material de señalamiento	124.830	0	0	0	0	0	124.830
402	10	00	00	Productos varios y útiles diversos	78.908	0	0	0	0	0	78.908
402	10	03	00	Utensilios de cocina y comedor	5.594	0	0	0	0	0	5.594
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.450	0	0	0	0	0	6.450
402	10	08	00	Materiales para equipos de computación	18.886	0	0	0	0	0	18.886
402	10	11	00	Materiales eléctricos	47.978	0	0	0	0	0	47.978
403	**00**	**00**	**00**	**Servicios no personales**	**17.607.887**	**0**	**0**	**0**	**0**	**0**	**17.607.887**
403	04	00	00	Servicios básicos	247.784	0	0	0	0	0	247.784
403	04	05	00	Servicio de comunicaciones	247.784	0	0	0	0	0	247.784
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.662	0	0	0	0	0	4.662
403	07	02	00	Imprenta y reproducción	4.662	0	0	0	0	0	4.662
403	09	00	00	Viáticos y pasajes	568.319	0	0	0	0	0	568.319
403	09	01	00	Viáticos y pasajes dentro del país	568.319	0	0	0	0	0	568.319
403	10	00	00	Servicios profesionales y técnicos	2.517.893	0	0	0	0	0	2.517.893
403	10	03	00	Servicios de procesamiento de datos	2.517.893	0	0	0	0	0	2.517.893
403	12	00	00	Conservación y reparaciones menores de obras	5.355.811	0	0	0	0	0	5.355.811
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.355.811	0	0	0	0	0	5.355.811

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116674 210048000 MODERNIZACIÓN DE LAS DEPENDENCIAS JUDICIALES Y DEM CENTRAL

OBJETIVO DEL PROYECTO: MEJORAR LA INFRAESTRUCTURA E IMPLEMENTAR CAMBIOS TECNOLÓGICOS, CON EL FIN DE CONTAR CON SEDES ADECUADAS EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 257

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	8.913.418	0	0	0	0	0	8.913.418
403	18	01	00	Impuesto al valor agregado	8.913.418	0	0	0	0	0	8.913.418
404	**00**	**00**	**00**	**Activos reales**	**65.621.989**	**0**	**0**	**0**	**0**	**0**	**65.621.989**
404	01	00	00	Repuestos y reparaciones mayores	17.321	0	0	0	0	0	17.321
404	01	01	00	Repuestos mayores	17.321	0	0	0	0	0	17.321
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	17.321	0	0	0	0	0	17.321
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	45.323.996	0	0	0	0	0	45.323.996
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	45.323.996	0	0	0	0	0	45.323.996
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.433.477	0	0	0	0	0	1.433.477
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.433.477	0	0	0	0	0	1.433.477
404	04	00	00	Equipos de transporte, tracción y elevación	35.395	0	0	0	0	0	35.395
404	04	05	00	Vehículos de tracción no motorizados	35.395	0	0	0	0	0	35.395
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.617.957	0	0	0	0	0	2.617.957
404	05	01	00	Equipos de telecomunicaciones	2.617.957	0	0	0	0	0	2.617.957
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	539.633	0	0	0	0	0	539.633
404	07	02	00	Equipos de enseñanza, deporte y recreación	27.643	0	0	0	0	0	27.643
404	07	03	00	Obras de arte	511.990	0	0	0	0	0	511.990
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.496.991	0	0	0	0	0	15.496.991
404	09	01	00	Mobiliario y equipos de oficina	4.968.128	0	0	0	0	0	4.968.128
404	09	02	00	Equipos de computación	10.454.274	0	0	0	0	0	10.454.274
404	09	03	00	Mobiliario y equipos de alojamiento	54.505	0	0	0	0	0	54.505
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	20.084	0	0	0	0	0	20.084
404	12	00	00	Activos intangibles	157.219	0	0	0	0	0	157.219
404	12	04	00	Paquetes y programas de computación	157.219	0	0	0	0	0	157.219
411	**00**	**00**	**00**	**Disminución de pasivos**	**3.238.616**	**0**	**0**	**0**	**0**	**0**	**3.238.616**
411	11	00	00	Obligaciones de ejercicios anteriores	3.238.616	0	0	0	0	0	3.238.616
411	11	04	00	Compromisos pendientes de ejercicios anteriores	3.238.616	0	0	0	0	0	3.238.616
				Totales	**86.998.834**	**0**	**0**	**0**	**0**	**0**	**86.998.834**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116674 210048000 MODERNIZACIÓN DE LAS DEPENDENCIAS JUDICIALES Y DEM CENTRAL

OBJETIVO DEL PROYECTO: MEJORAR LA INFRAESTRUCTURA E IMPLEMENTAR CAMBIOS TECNOLÓGICOS, CON EL FIN DE CONTAR CON SEDES ADECUADAS EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 257

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116674 210048000 MODERNIZACIÓN DE LAS DEPENDENCIAS JUDICIALES Y DEM CENTRAL

OBJETIVO DEL PROYECTO: MEJORAR LA INFRAESTRUCTURA E IMPLEMENTAR CAMBIOS TECNOLÓGICOS, CON EL FIN DE CONTAR CON SEDES ADECUADAS EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 257

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210048001 CONSTRUCCIÓN Y REHABILITACIÓN DE SEDES

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 99

RESPONSABLE/EJECUTOR: CONSTRUCCIÓN DE SEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**11.437.388**	**0**	**0**	**0**	**0**	**0**	**11.437.388**
403	12	00	00	Conservación y reparaciones menores de obras	5.355.811	0	0	0	0	0	5.355.811
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.355.811	0	0	0	0	0	5.355.811
403	18	00	00	Impuestos indirectos	6.081.577	0	0	0	0	0	6.081.577
403	18	01	00	Impuesto al valor agregado	6.081.577	0	0	0	0	0	6.081.577
404	**00**	**00**	**00**	**Activos reales**	**45.323.996**	**0**	**0**	**0**	**0**	**0**	**45.323.996**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	45.323.996	0	0	0	0	0	45.323.996
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	45.323.996	0	0	0	0	0	45.323.996
411	**00**	**00**	**00**	**Disminución de pasivos**	**3.238.616**	**0**	**0**	**0**	**0**	**0**	**3.238.616**
411	11	00	00	Obligaciones de ejercicios anteriores	3.238.616	0	0	0	0	0	3.238.616
411	11	04	00	Compromisos pendientes de ejercicios anteriores	3.238.616	0	0	0	0	0	3.238.616
				Totales	**60.000.000**	**0**	**0**	**0**	**0**	**0**	**60.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116674 210048000 MODERNIZACIÓN DE LAS DEPENDENCIAS JUDICIALES Y DEM CENTRAL

OBJETIVO DEL PROYECTO: MEJORAR LA INFRAESTRUCTURA E IMPLEMENTAR CAMBIOS TECNOLÓGICOS, CON EL FIN DE CONTAR CON SEDES ADECUADAS EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 257

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210048002 ORGANIZACIÓN DE LOS TRIBUNALES EN DIFERENTES MATERIAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 35

RESPONSABLE/EJECUTOR: ORGANIZACIÓN JUDICIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**252.644**	**0**	**0**	**0**	**0**	0	**252.644**
402	03	00	00	Textiles y vestuarios	91.528	0	0	0	0	0	91.528
402	03	01	00	Textiles	69.339	0	0	0	0	0	69.339
402	03	02	00	Prendas de vestir	22.189	0	0	0	0	0	22.189
402	06	00	00	Productos químicos y derivados	10.950	0	0	0	0	0	10.950
402	06	03	00	Tintas, pinturas y colorantes	10.950	0	0	0	0	0	10.950
402	08	00	00	Productos metálicos	124.830	0	0	0	0	0	124.830
402	08	07	00	Material de señalamiento	124.830	0	0	0	0	0	124.830
402	10	00	00	Productos varios y útiles diversos	25.336	0	0	0	0	0	25.336
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.450	0	0	0	0	0	6.450
402	10	08	00	Materiales para equipos de computación	18.886	0	0	0	0	0	18.886
403	**00**	**00**	**00**	**Servicios no personales**	**2.390.616**	**0**	**0**	**0**	**0**	0	**2.390.616**
403	04	00	00	Servicios básicos	247.784	0	0	0	0	0	247.784
403	04	05	00	Servicio de comunicaciones	247.784	0	0	0	0	0	247.784
403	18	00	00	Impuestos indirectos	2.142.832	0	0	0	0	0	2.142.832
403	18	01	00	Impuesto al valor agregado	2.142.832	0	0	0	0	0	2.142.832
404	**00**	**00**	**00**	**Activos reales**	**17.356.505**	**0**	**0**	**0**	**0**	0	**17.356.505**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.433.477	0	0	0	0	0	1.433.477
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.433.477	0	0	0	0	0	1.433.477
404	04	00	00	Equipos de transporte, tracción y elevación	35.395	0	0	0	0	0	35.395
404	04	05	00	Vehículos de tracción no motorizados	35.395	0	0	0	0	0	35.395
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.886.283	0	0	0	0	0	1.886.283
404	05	01	00	Equipos de telecomunicaciones	1.886.283	0	0	0	0	0	1.886.283
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	539.633	0	0	0	0	0	539.633

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116674 210048000 MODERNIZACIÓN DE LAS DEPENDENCIAS JUDICIALES Y DEM CENTRAL

OBJETIVO DEL PROYECTO: MEJORAR LA INFRAESTRUCTURA E IMPLEMENTAR CAMBIOS TECNOLÓGICOS, CON EL FIN DE CONTAR CON SEDES ADECUADAS EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 257

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210048002 ORGANIZACIÓN DE LOS TRIBUNALES EN DIFERENTES MATERIAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 35

RESPONSABLE/EJECUTOR: ORGANIZACIÓN JUDICIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	27.643	0	0	0	0	0	27.643
404	07	03	00	Obras de arte	511.990	0	0	0	0	0	511.990
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.304.498	0	0	0	0	0	13.304.498
404	09	01	00	Mobiliario y equipos de oficina	4.902.628	0	0	0	0	0	4.902.628
404	09	02	00	Equipos de computación	8.350.703	0	0	0	0	0	8.350.703
404	09	03	00	Mobiliario y equipos de alojamiento	31.083	0	0	0	0	0	31.083
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	20.084	0	0	0	0	0	20.084
404	12	00	00	Activos intangibles	157.219	0	0	0	0	0	157.219
404	12	04	00	Paquetes y programas de computación	157.219	0	0	0	0	0	157.219
				Totales	**19.999.765**	**0**	**0**	**0**	**0**	**0**	**19.999.765**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116674 210048000 MODERNIZACIÓN DE LAS DEPENDENCIAS JUDICIALES Y DEM CENTRAL

OBJETIVO DEL PROYECTO: MEJORAR LA INFRAESTRUCTURA E IMPLEMENTAR CAMBIOS TECNOLÓGICOS, CON EL FIN DE CONTAR CON SEDES ADECUADAS EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 257

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 210048003 PROVISIÓN TECNOLÓGICA DE LAS CIRCUNSCRIPCIONES JUDICIALES Y DEM CENTRAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 123

RESPONSABLE/EJECUTOR: OFICINA DE DESARROLLO INFORMÁTICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**277.698**	**0**	**0**	**0**	**0**	**0**	**277.698**
402	01	00	00	Productos alimenticios y agropecuarios	11.276	0	0	0	0	0	11.276
402	01	01	00	Alimentos y bebidas para personas	11.276	0	0	0	0	0	11.276
402	05	00	00	Productos de papel, cartón e impresos	6.450	0	0	0	0	0	6.450
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.450	0	0	0	0	0	6.450
402	08	00	00	Productos metálicos	206.400	0	0	0	0	0	206.400
402	08	01	00	Productos primarios de hierro y acero	206.400	0	0	0	0	0	206.400
402	10	00	00	Productos varios y útiles diversos	53.572	0	0	0	0	0	53.572
402	10	03	00	Utensilios de cocina y comedor	5.594	0	0	0	0	0	5.594
402	10	11	00	Materiales eléctricos	47.978	0	0	0	0	0	47.978
403	**00**	**00**	**00**	**Servicios no personales**	**3.779.883**	**0**	**0**	**0**	**0**	**0**	**3.779.883**
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.662	0	0	0	0	0	4.662
403	07	02	00	Imprenta y reproducción	4.662	0	0	0	0	0	4.662
403	09	00	00	Viáticos y pasajes	568.319	0	0	0	0	0	568.319
403	09	01	00	Viáticos y pasajes dentro del país	568.319	0	0	0	0	0	568.319
403	10	00	00	Servicios profesionales y técnicos	2.517.893	0	0	0	0	0	2.517.893
403	10	03	00	Servicios de procesamiento de datos	2.517.893	0	0	0	0	0	2.517.893
403	18	00	00	Impuestos indirectos	689.009	0	0	0	0	0	689.009
403	18	01	00	Impuesto al valor agregado	689.009	0	0	0	0	0	689.009
404	**00**	**00**	**00**	**Activos reales**	**2.941.488**	**0**	**0**	**0**	**0**	**0**	**2.941.488**
404	01	00	00	Repuestos y reparaciones mayores	17.321	0	0	0	0	0	17.321
404	01	01	00	Repuestos mayores	17.321	0	0	0	0	0	17.321
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	17.321	0	0	0	0	0	17.321
404	05	00	00	Equipos de comunicaciones y de señalamiento	731.674	0	0	0	0	0	731.674

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116674 210048000 MODERNIZACIÓN DE LAS DEPENDENCIAS JUDICIALES Y DEM CENTRAL

OBJETIVO DEL PROYECTO: MEJORAR LA INFRAESTRUCTURA E IMPLEMENTAR CAMBIOS TECNOLÓGICOS, CON EL FIN DE CONTAR CON SEDES ADECUADAS EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 257

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210048003 PROVISIÓN TECNOLÓGICA DE LAS CIRCUNSCRIPCIONES JUDICIALES Y DEM CENTRAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 123

RESPONSABLE/EJECUTOR: OFICINA DE DESARROLLO INFORMÁTICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	01	00	Equipos de telecomunicaciones	731.674	0	0	0	0	0	731.674
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.192.493	0	0	0	0	0	2.192.493
404	09	01	00	Mobiliario y equipos de oficina	65.500	0	0	0	0	0	65.500
404	09	02	00	Equipos de computación	2.103.571	0	0	0	0	0	2.103.571
404	09	03	00	Mobiliario y equipos de alojamiento	23.422	0	0	0	0	0	23.422
				Totales	**6.999.069**	**0**	**0**	**0**	**0**	**0**	**6.999.069**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116697 210049000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 94.730

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.687.358**	**0**	**0**	**0**	**0**	**0**	**7.687.358**
402	01	00	00	Productos alimenticios y agropecuarios	927.148	0	0	0	0	0	927.148
402	01	01	00	Alimentos y bebidas para personas	853.590	0	0	0	0	0	853.590
402	01	02	00	Alimentos para animales	72.729	0	0	0	0	0	72.729
402	01	03	00	Productos agrícolas y pecuarios	829	0	0	0	0	0	829
402	03	00	00	Textiles y vestuarios	396.188	0	0	0	0	0	396.188
402	03	01	00	Textiles	39.720	0	0	0	0	0	39.720
402	03	02	00	Prendas de vestir	346.058	0	0	0	0	0	346.058
402	03	03	00	Calzados	10.410	0	0	0	0	0	10.410
402	04	00	00	Productos de cuero y caucho	177.704	0	0	0	0	0	177.704
402	04	02	00	Productos de cuero y sucedáneos del cuero	36.310	0	0	0	0	0	36.310
402	04	03	00	Cauchos y tripas para vehículos	141.394	0	0	0	0	0	141.394
402	05	00	00	Productos de papel, cartón e impresos	934.347	0	0	0	0	0	934.347
402	05	01	00	Pulpa de madera, papel y cartón	208.552	0	0	0	0	0	208.552
402	05	02	00	Envases y cajas de papel y cartón	29.757	0	0	0	0	0	29.757
402	05	03	00	Productos de papel y cartón para oficina	563.260	0	0	0	0	0	563.260
402	05	04	00	Libros, revistas y periódicos	41.151	0	0	0	0	0	41.151
402	05	06	00	Productos de papel y cartón para computación	2.980	0	0	0	0	0	2.980
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	88.647	0	0	0	0	0	88.647
402	06	00	00	Productos químicos y derivados	3.126.264	0	0	0	0	0	3.126.264
402	06	02	00	Abonos, plaguicidas y otros	3.535	0	0	0	0	0	3.535
402	06	03	00	Tintas, pinturas y colorantes	284.472	0	0	0	0	0	284.472
402	06	04	00	Productos farmacéuticos y medicamentos	63.905	0	0	0	0	0	63.905
402	06	05	00	Productos de tocador	4.871	0	0	0	0	0	4.871
402	06	06	00	Combustibles y lubricantes	23.006	0	0	0	0	0	23.006
402	06	08	00	Productos plásticos	2.746.475	0	0	0	0	0	2.746.475
402	08	00	00	Productos metálicos	430.843	0	0	0	0	0	430.843
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	52.818	0	0	0	0	0	52.818
402	08	05	00	Materiales de orden público, seguridad y defensa	275.046	0	0	0	0	0	275.046

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116697 210049000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 94.730

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	07	00	Material de señalamiento	5.409	0	0	0	0	0	5.409
402	08	09	00	Repuestos y accesorios para equipos de transporte	49.441	0	0	0	0	0	49.441
402	08	10	00	Repuestos y accesorios para otros equipos	40.494	0	0	0	0	0	40.494
402	08	99	00	Otros productos metálicos	7.635	0	0	0	0	0	7.635
402	10	00	00	Productos varios y útiles diversos	1.692.371	0	0	0	0	0	1.692.371
402	10	01	00	Artículos de deporte, recreación y juguetes	21.477	0	0	0	0	0	21.477
402	10	02	00	Materiales y útiles de limpieza y aseo	30.607	0	0	0	0	0	30.607
402	10	03	00	Utensilios de cocina y comedor	10.777	0	0	0	0	0	10.777
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	15.779	0	0	0	0	0	15.779
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	355.885	0	0	0	0	0	355.885
402	10	06	00	Condecoraciones, ofrendas y similares	75.835	0	0	0	0	0	75.835
402	10	07	00	Productos de seguridad en el trabajo	32.194	0	0	0	0	0	32.194
402	10	08	00	Materiales para equipos de computación	1.043.055	0	0	0	0	0	1.043.055
402	10	11	00	Materiales eléctricos	48.135	0	0	0	0	0	48.135
402	10	12	00	Materiales para instalaciones sanitarias	30.061	0	0	0	0	0	30.061
402	10	13	00	Materiales fotográficos	6.296	0	0	0	0	0	6.296
402	10	99	00	Otros productos y útiles diversos	22.270	0	0	0	0	0	22.270
402	99	00	00	Otros materiales y suministros	2.493	0	0	0	0	0	2.493
402	99	01	00	Otros materiales y suministros	2.493	0	0	0	0	0	2.493
403	**00**	**00**	**00**	**Servicios no personales**	**27.317.431**	**0**	**0**	**0**	**0**	**0**	**27.317.431**
403	01	00	00	Alquileres de inmuebles	31.684	0	0	0	0	0	31.684
403	01	01	00	Alquileres de edificios y locales	2.864	0	0	0	0	0	2.864
403	01	02	00	Alquileres de instalaciones culturales y recreativas	28.820	0	0	0	0	0	28.820
403	02	00	00	Alquileres de maquinaria y equipos	6.503	0	0	0	0	0	6.503
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	6.503	0	0	0	0	0	6.503
403	04	00	00	Servicios básicos	55.699	0	0	0	0	0	55.699
403	04	04	00	Teléfonos	51.120	0	0	0	0	0	51.120
403	04	05	00	Servicio de comunicaciones	4.579	0	0	0	0	0	4.579
403	06	00	00	Servicios de transporte y almacenaje	75.765	0	0	0	0	0	75.765

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116697 210049000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 94.730

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	01	00	Fletes y embalajes	2.783	0	0	0	0	0	2.783
403	06	03	00	Estacionamiento	53.831	0	0	0	0	0	53.831
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	19.151	0	0	0	0	0	19.151
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.476.390	0	0	0	0	0	4.476.390
403	07	02	00	Imprenta y reproducción	3.947.135	0	0	0	0	0	3.947.135
403	07	03	00	Relaciones sociales	26.112	0	0	0	0	0	26.112
403	07	04	00	Avisos	503.143	0	0	0	0	0	503.143
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.148	0	0	0	0	0	1.148
403	08	02	00	Comisiones y gastos bancarios	1.148	0	0	0	0	0	1.148
403	09	00	00	Viáticos y pasajes	19.118.516	0	0	0	0	0	19.118.516
403	09	01	00	Viáticos y pasajes dentro del país	18.883.702	0	0	0	0	0	18.883.702
403	09	02	00	Viáticos y pasajes fuera del país	234.814	0	0	0	0	0	234.814
403	10	00	00	Servicios profesionales y técnicos	861.709	0	0	0	0	0	861.709
403	10	07	00	Servicios de capacitación y adiestramiento	197.441	0	0	0	0	0	197.441
403	10	09	00	Servicios de lavandería y tintorería	18.383	0	0	0	0	0	18.383
403	10	99	00	Otros servicios profesionales y técnicos	645.885	0	0	0	0	0	645.885
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	383.086	0	0	0	0	0	383.086
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	329.771	0	0	0	0	0	329.771
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	8.033	0	0	0	0	0	8.033
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	32.530	0	0	0	0	0	32.530
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	12.752	0	0	0	0	0	12.752
403	15	00	00	Servicios fiscales	8.926	0	0	0	0	0	8.926
403	15	02	00	Tasas y otros derechos obligatorios	8.926	0	0	0	0	0	8.926
403	18	00	00	Impuestos indirectos	2.205.456	0	0	0	0	0	2.205.456
403	18	01	00	Impuesto al valor agregado	2.205.456	0	0	0	0	0	2.205.456
403	99	00	00	Otros servicios no personales	92.549	0	0	0	0	0	92.549
403	99	01	00	Otros servicios no personales	92.549	0	0	0	0	0	92.549
404	**00**	**00**	**00**	**Activos reales**	**4.708.049**	**0**	**0**	**0**	**0**	**0**	**4.708.049**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116697 210049000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 94.730

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	19.128	0	0	0	0	0	19.128
404	01	01	00	Repuestos mayores	19.128	0	0	0	0	0	19.128
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	19.128	0	0	0	0	0	19.128
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	431.636	0	0	0	0	0	431.636
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	418.884	0	0	0	0	0	418.884
404	03	05	00	Maquinaria y equipos industriales y de taller	12.752	0	0	0	0	0	12.752
404	04	00	00	Equipos de transporte, tracción y elevación	885.016	0	0	0	0	0	885.016
404	04	01	00	Vehículos automotores terrestres	860.105	0	0	0	0	0	860.105
404	04	05	00	Vehículos de tracción no motorizados	24.911	0	0	0	0	0	24.911
404	05	00	00	Equipos de comunicaciones y de señalamiento	378.247	0	0	0	0	0	378.247
404	05	01	00	Equipos de telecomunicaciones	378.247	0	0	0	0	0	378.247
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	274.415	0	0	0	0	0	274.415
404	07	02	00	Equipos de enseñanza, deporte y recreación	129.805	0	0	0	0	0	129.805
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	144.610	0	0	0	0	0	144.610
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	395.947	0	0	0	0	0	395.947
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	395.947	0	0	0	0	0	395.947
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.311.831	0	0	0	0	0	2.311.831
404	09	01	00	Mobiliario y equipos de oficina	553.407	0	0	0	0	0	553.407
404	09	02	00	Equipos de computación	1.590.370	0	0	0	0	0	1.590.370
404	09	03	00	Mobiliario y equipos de alojamiento	149.473	0	0	0	0	0	149.473
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	18.581	0	0	0	0	0	18.581
404	12	00	00	Activos intangibles	11.829	0	0	0	0	0	11.829
404	12	04	00	Paquetes y programas de computación	11.829	0	0	0	0	0	11.829
411	**00**	**00**	**00**	**Disminución de pasivos**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
411	11	00	00	Obligaciones de ejercicios anteriores	20.000	0	0	0	0	0	20.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	20.000	0	0	0	0	0	20.000
				Totales	**39.732.838**	**0**	**0**	**0**	**0**	**0**	**39.732.838**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116697 210049000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 94.730

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116697 210049000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 94.730

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210049001 FORTALECIMIENTO DE LOS PROCESOS DE PLANIFICACIÓN Y DESARROLLO INSTITUCIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 38

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y DESARROLLO INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.504.327**	**0**	**0**	**0**	**0**	**0**	**2.504.327**
402	06	00	00	Productos químicos y derivados	2.504.327	0	0	0	0	0	2.504.327
402	06	08	00	Productos plásticos	2.504.327	0	0	0	0	0	2.504.327
403	**00**	**00**	**00**	**Servicios no personales**	**9.294.714**	**0**	**0**	**0**	**0**	**0**	**9.294.714**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.468.577	0	0	0	0	0	3.468.577
403	07	02	00	Imprenta y reproducción	3.468.577	0	0	0	0	0	3.468.577
403	09	00	00	Viáticos y pasajes	5.109.388	0	0	0	0	0	5.109.388
403	09	01	00	Viáticos y pasajes dentro del país	5.109.388	0	0	0	0	0	5.109.388
403	18	00	00	Impuestos indirectos	716.749	0	0	0	0	0	716.749
403	18	01	00	Impuesto al valor agregado	716.749	0	0	0	0	0	716.749
				Totales	**11.799.041**	**0**	**0**	**0**	**0**	**0**	**11.799.041**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116697 210049000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 94.730

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210049002 ASESORAMIENTO LEGAL PARA LAS ACCIONES O RECURSOS INTERPUESTOS CONTRA LA DEM

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.204

RESPONSABLE/EJECUTOR: OFICINA ASESORÍA JURÍDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**28.308**	**0**	**0**	**0**	**0**	**0**	**28.308**
402	05	00	00	Productos de papel, cartón e impresos	25.212	0	0	0	0	0	25.212
402	05	03	00	Productos de papel y cartón para oficina	5.823	0	0	0	0	0	5.823
402	05	04	00	Libros, revistas y periódicos	19.389	0	0	0	0	0	19.389
402	10	00	00	Productos varios y útiles diversos	3.096	0	0	0	0	0	3.096
402	10	06	00	Condecoraciones, ofrendas y similares	3.096	0	0	0	0	0	3.096
403	**00**	**00**	**00**	**Servicios no personales**	**206.255**	**0**	**0**	**0**	**0**	**0**	**206.255**
403	06	00	00	Servicios de transporte y almacenaje	14.496	0	0	0	0	0	14.496
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	14.496	0	0	0	0	0	14.496
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.711	0	0	0	0	0	10.711
403	07	02	00	Imprenta y reproducción	10.711	0	0	0	0	0	10.711
403	09	00	00	Viáticos y pasajes	165.700	0	0	0	0	0	165.700
403	09	01	00	Viáticos y pasajes dentro del país	165.700	0	0	0	0	0	165.700
403	15	00	00	Servicios fiscales	8.926	0	0	0	0	0	8.926
403	15	02	00	Tasas y otros derechos obligatorios	8.926	0	0	0	0	0	8.926
403	18	00	00	Impuestos indirectos	6.422	0	0	0	0	0	6.422
403	18	01	00	Impuesto al valor agregado	6.422	0	0	0	0	0	6.422
				Totales	**234.563**	**0**	**0**	**0**	**0**	**0**	**234.563**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116697 210049000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 94.730

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210049003 INSPECCIÓN ORDINARIA Y DE INVESTIGACIÓN EN LOS TRIBUNALES DE LA REPÚBLICA

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 2.873

RESPONSABLE/EJECUTOR: INSPECTORÍA GENERAL DE TRIBUNALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.734.847**	**0**	**0**	**0**	**0**	**0**	**1.734.847**
402	01	00	00	Productos alimenticios y agropecuarios	73.558	0	0	0	0	0	73.558
402	01	02	00	Alimentos para animales	72.729	0	0	0	0	0	72.729
402	01	03	00	Productos agrícolas y pecuarios	829	0	0	0	0	0	829
402	03	00	00	Textiles y vestuarios	103.314	0	0	0	0	0	103.314
402	03	01	00	Textiles	21.667	0	0	0	0	0	21.667
402	03	02	00	Prendas de vestir	81.647	0	0	0	0	0	81.647
402	04	00	00	Productos de cuero y caucho	73.473	0	0	0	0	0	73.473
402	04	02	00	Productos de cuero y sucedáneos del cuero	33.580	0	0	0	0	0	33.580
402	04	03	00	Cauchos y tripas para vehículos	39.893	0	0	0	0	0	39.893
402	05	00	00	Productos de papel, cartón e impresos	385.300	0	0	0	0	0	385.300
402	05	01	00	Pulpa de madera, papel y cartón	99.496	0	0	0	0	0	99.496
402	05	03	00	Productos de papel y cartón para oficina	258.866	0	0	0	0	0	258.866
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	26.938	0	0	0	0	0	26.938
402	06	00	00	Productos químicos y derivados	240.158	0	0	0	0	0	240.158
402	06	03	00	Tintas, pinturas y colorantes	187.644	0	0	0	0	0	187.644
402	06	06	00	Combustibles y lubricantes	4.106	0	0	0	0	0	4.106
402	06	08	00	Productos plásticos	48.408	0	0	0	0	0	48.408
402	08	00	00	Productos metálicos	70.298	0	0	0	0	0	70.298
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	34.161	0	0	0	0	0	34.161
402	08	09	00	Repuestos y accesorios para equipos de transporte	6.521	0	0	0	0	0	6.521
402	08	10	00	Repuestos y accesorios para otros equipos	29.616	0	0	0	0	0	29.616
402	10	00	00	Productos varios y útiles diversos	787.809	0	0	0	0	0	787.809
402	10	01	00	Artículos de deporte, recreación y juguetes	4.144	0	0	0	0	0	4.144

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116697 210049000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 94.730

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210049003 INSPECCIÓN ORDINARIA Y DE INVESTIGACIÓN EN LOS TRIBUNALES DE LA REPÚBLICA

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 2.873

RESPONSABLE/EJECUTOR: INSPECTORÍA GENERAL DE TRIBUNALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	22.003	0	0	0	0	0	22.003
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.533	0	0	0	0	0	1.533
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.908	0	0	0	0	0	150.908
402	10	06	00	Condecoraciones, ofrendas y similares	37.354	0	0	0	0	0	37.354
402	10	07	00	Productos de seguridad en el trabajo	198	0	0	0	0	0	198
402	10	08	00	Materiales para equipos de computación	502.952	0	0	0	0	0	502.952
402	10	11	00	Materiales eléctricos	23.821	0	0	0	0	0	23.821
402	10	12	00	Materiales para instalaciones sanitarias	25.457	0	0	0	0	0	25.457
402	10	13	00	Materiales fotográficos	3.148	0	0	0	0	0	3.148
402	10	99	00	Otros productos y útiles diversos	16.291	0	0	0	0	0	16.291
402	99	00	00	Otros materiales y suministros	937	0	0	0	0	0	937
402	99	01	00	Otros materiales y suministros	937	0	0	0	0	0	937
403	**00**	**00**	**00**	**Servicios no personales**	**7.337.307**	**0**	**0**	**0**	**0**	**0**	**7.337.307**
403	01	00	00	Alquileres de inmuebles	28.820	0	0	0	0	0	28.820
403	01	02	00	Alquileres de instalaciones culturales y recreativas	28.820	0	0	0	0	0	28.820
403	07	00	00	Servicios de información, impresión y relaciones públicas	137.455	0	0	0	0	0	137.455
403	07	02	00	Imprenta y reproducción	26.698	0	0	0	0	0	26.698
403	07	03	00	Relaciones sociales	26.112	0	0	0	0	0	26.112
403	07	04	00	Avisos	84.645	0	0	0	0	0	84.645
403	09	00	00	Viáticos y pasajes	6.613.327	0	0	0	0	0	6.613.327
403	09	01	00	Viáticos y pasajes dentro del país	6.613.327	0	0	0	0	0	6.613.327
403	10	00	00	Servicios profesionales y técnicos	56.906	0	0	0	0	0	56.906
403	10	07	00	Servicios de capacitación y adiestramiento	56.906	0	0	0	0	0	56.906
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	97.227	0	0	0	0	0	97.227

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116697 210049000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 94.730

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210049003 INSPECCIÓN ORDINARIA Y DE INVESTIGACIÓN EN LOS TRIBUNALES DE LA REPÚBLICA

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 2.873

RESPONSABLE/EJECUTOR: INSPECTORÍA GENERAL DE TRIBUNALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	97.227	0	0	0	0	0	97.227
403	18	00	00	Impuestos indirectos	403.572	0	0	0	0	0	403.572
403	18	01	00	Impuesto al valor agregado	403.572	0	0	0	0	0	403.572
404	**00**	**00**	**00**	**Activos reales**	**1.307.846**	**0**	**0**	**0**	**0**	**0**	**1.307.846**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	294.717	0	0	0	0	0	294.717
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	281.965	0	0	0	0	0	281.965
404	03	05	00	Maquinaria y equipos industriales y de taller	12.752	0	0	0	0	0	12.752
404	04	00	00	Equipos de transporte, tracción y elevación	16.231	0	0	0	0	0	16.231
404	04	05	00	Vehículos de tracción no motorizados	16.231	0	0	0	0	0	16.231
404	05	00	00	Equipos de comunicaciones y de señalamiento	109.915	0	0	0	0	0	109.915
404	05	01	00	Equipos de telecomunicaciones	109.915	0	0	0	0	0	109.915
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	27.154	0	0	0	0	0	27.154
404	07	02	00	Equipos de enseñanza, deporte y recreación	27.154	0	0	0	0	0	27.154
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	859.829	0	0	0	0	0	859.829
404	09	01	00	Mobiliario y equipos de oficina	242.599	0	0	0	0	0	242.599
404	09	02	00	Equipos de computación	573.783	0	0	0	0	0	573.783
404	09	03	00	Mobiliario y equipos de alojamiento	29.511	0	0	0	0	0	29.511
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	13.936	0	0	0	0	0	13.936
411	**00**	**00**	**00**	**Disminución de pasivos**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
411	11	00	00	Obligaciones de ejercicios anteriores	20.000	0	0	0	0	0	20.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	20.000	0	0	0	0	0	20.000
				Totales	**10.400.000**	**0**	**0**	**0**	**0**	**0**	**10.400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116697 210049000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 94.730

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210049004 EVALUACIÓN, CONCURSO Y CAPACITACIÓN DE LOS FUNCIONARIOS JUDICIALES

UNIDAD DE MEDIDA: CONCURSO **META:** 27.283

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.129.152**	**0**	**0**	**0**	**0**	**0**	**2.129.152**
402	01	00	00	Productos alimenticios y agropecuarios	444.983	0	0	0	0	0	444.983
402	01	01	00	Alimentos y bebidas para personas	444.983	0	0	0	0	0	444.983
402	03	00	00	Textiles y vestuarios	237.185	0	0	0	0	0	237.185
402	03	01	00	Textiles	3.483	0	0	0	0	0	3.483
402	03	02	00	Prendas de vestir	233.702	0	0	0	0	0	233.702
402	04	00	00	Productos de cuero y caucho	100.281	0	0	0	0	0	100.281
402	04	02	00	Productos de cuero y sucedáneos del cuero	2.730	0	0	0	0	0	2.730
402	04	03	00	Cauchos y tripas para vehículos	97.551	0	0	0	0	0	97.551
402	05	00	00	Productos de papel, cartón e impresos	464.546	0	0	0	0	0	464.546
402	05	01	00	Pulpa de madera, papel y cartón	103.541	0	0	0	0	0	103.541
402	05	02	00	Envases y cajas de papel y cartón	29.757	0	0	0	0	0	29.757
402	05	03	00	Productos de papel y cartón para oficina	271.165	0	0	0	0	0	271.165
402	05	04	00	Libros, revistas y periódicos	2.672	0	0	0	0	0	2.672
402	05	06	00	Productos de papel y cartón para computación	2.980	0	0	0	0	0	2.980
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	54.431	0	0	0	0	0	54.431
402	06	00	00	Productos químicos y derivados	211.175	0	0	0	0	0	211.175
402	06	03	00	Tintas, pinturas y colorantes	79.284	0	0	0	0	0	79.284
402	06	04	00	Productos farmacéuticos y medicamentos	3.341	0	0	0	0	0	3.341
402	06	05	00	Productos de tocador	3.747	0	0	0	0	0	3.747
402	06	06	00	Combustibles y lubricantes	10.936	0	0	0	0	0	10.936
402	06	08	00	Productos plásticos	113.867	0	0	0	0	0	113.867
402	08	00	00	Productos metálicos	58.607	0	0	0	0	0	58.607
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	8.677	0	0	0	0	0	8.677

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116697 210049000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 94.730

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210049004 EVALUACIÓN, CONCURSO Y CAPACITACIÓN DE LOS FUNCIONARIOS JUDICIALES

UNIDAD DE MEDIDA: CONCURSO **META:** 27.283

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	05	00	Materiales de orden público, seguridad y defensa	8.588	0	0	0	0	0	8.588
402	08	07	00	Material de señalamiento	4.161	0	0	0	0	0	4.161
402	08	09	00	Repuestos y accesorios para equipos de transporte	28.058	0	0	0	0	0	28.058
402	08	10	00	Repuestos y accesorios para otros equipos	6.558	0	0	0	0	0	6.558
402	08	99	00	Otros productos metálicos	2.565	0	0	0	0	0	2.565
402	10	00	00	Productos varios y útiles diversos	611.852	0	0	0	0	0	611.852
402	10	01	00	Artículos de deporte, recreación y juguetes	8.276	0	0	0	0	0	8.276
402	10	02	00	Materiales y útiles de limpieza y aseo	5.810	0	0	0	0	0	5.810
402	10	03	00	Utensilios de cocina y comedor	8.422	0	0	0	0	0	8.422
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	7.796	0	0	0	0	0	7.796
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	189.518	0	0	0	0	0	189.518
402	10	06	00	Condecoraciones, ofrendas y similares	3.912	0	0	0	0	0	3.912
402	10	07	00	Productos de seguridad en el trabajo	3.017	0	0	0	0	0	3.017
402	10	08	00	Materiales para equipos de computación	361.025	0	0	0	0	0	361.025
402	10	11	00	Materiales eléctricos	13.486	0	0	0	0	0	13.486
402	10	12	00	Materiales para instalaciones sanitarias	3.615	0	0	0	0	0	3.615
402	10	13	00	Materiales fotográficos	3.148	0	0	0	0	0	3.148
402	10	99	00	Otros productos y útiles diversos	3.827	0	0	0	0	0	3.827
402	99	00	00	Otros materiales y suministros	523	0	0	0	0	0	523
402	99	01	00	Otros materiales y suministros	523	0	0	0	0	0	523
403	**00**	**00**	**00**	**Servicios no personales**	**6.413.031**	**0**	**0**	**0**	**0**	0	**6.413.031**
403	02	00	00	Alquileres de maquinaria y equipos	6.503	0	0	0	0	0	6.503
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	6.503	0	0	0	0	0	6.503
403	04	00	00	Servicios básicos	55.699	0	0	0	0	0	55.699

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 21 - 237

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116697 210049000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 94.730

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 210049004 EVALUACIÓN, CONCURSO Y CAPACITACIÓN DE LOS FUNCIONARIOS JUDICIALES

UNIDAD DE MEDIDA: CONCURSO **META:** 27.283

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	04	00	Teléfonos	51.120	0	0	0	0	0	51.120
403	04	05	00	Servicio de comunicaciones	4.579	0	0	0	0	0	4.579
403	06	00	00	Servicios de transporte y almacenaje	58.609	0	0	0	0	0	58.609
403	06	01	00	Fletes y embalajes	2.783	0	0	0	0	0	2.783
403	06	03	00	Estacionamiento	53.831	0	0	0	0	0	53.831
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.995	0	0	0	0	0	1.995
403	07	00	00	Servicios de información, impresión y relaciones públicas	349.557	0	0	0	0	0	349.557
403	07	02	00	Imprenta y reproducción	196.109	0	0	0	0	0	196.109
403	07	04	00	Avisos	153.448	0	0	0	0	0	153.448
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.148	0	0	0	0	0	1.148
403	08	02	00	Comisiones y gastos bancarios	1.148	0	0	0	0	0	1.148
403	09	00	00	Viáticos y pasajes	4.887.559	0	0	0	0	0	4.887.559
403	09	01	00	Viáticos y pasajes dentro del país	4.652.745	0	0	0	0	0	4.652.745
403	09	02	00	Viáticos y pasajes fuera del país	234.814	0	0	0	0	0	234.814
403	10	00	00	Servicios profesionales y técnicos	151.156	0	0	0	0	0	151.156
403	10	07	00	Servicios de capacitación y adiestramiento	140.535	0	0	0	0	0	140.535
403	10	09	00	Servicios de lavandería y tintorería	8.708	0	0	0	0	0	8.708
403	10	99	00	Otros servicios profesionales y técnicos	1.913	0	0	0	0	0	1.913
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	245.232	0	0	0	0	0	245.232
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	210.407	0	0	0	0	0	210.407
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.295	0	0	0	0	0	2.295
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	32.530	0	0	0	0	0	32.530
403	18	00	00	Impuestos indirectos	654.782	0	0	0	0	0	654.782
403	18	01	00	Impuesto al valor agregado	654.782	0	0	0	0	0	654.782

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116697 210049000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 94.730

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210049004 EVALUACIÓN, CONCURSO Y CAPACITACIÓN DE LOS FUNCIONARIOS JUDICIALES

UNIDAD DE MEDIDA: CONCURSO **META:** 27.283

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	2.786	0	0	0	0	0	2.786
403	99	01	00	Otros servicios no personales	2.786	0	0	0	0	0	2.786
404	**00**	**00**	**00**	**Activos reales**	**2.457.821**	**0**	**0**	**0**	**0**	**0**	**2.457.821**
404	01	00	00	Repuestos y reparaciones mayores	19.128	0	0	0	0	0	19.128
404	01	01	00	Repuestos mayores	19.128	0	0	0	0	0	19.128
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	19.128	0	0	0	0	0	19.128
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	136.919	0	0	0	0	0	136.919
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	136.919	0	0	0	0	0	136.919
404	04	00	00	Equipos de transporte, tracción y elevación	868.785	0	0	0	0	0	868.785
404	04	01	00	Vehículos automotores terrestres	860.105	0	0	0	0	0	860.105
404	04	05	00	Vehículos de tracción no motorizados	8.680	0	0	0	0	0	8.680
404	05	00	00	Equipos de comunicaciones y de señalamiento	203.483	0	0	0	0	0	203.483
404	05	01	00	Equipos de telecomunicaciones	203.483	0	0	0	0	0	203.483
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	247.261	0	0	0	0	0	247.261
404	07	02	00	Equipos de enseñanza, deporte y recreación	102.651	0	0	0	0	0	102.651
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	144.610	0	0	0	0	0	144.610
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	970.416	0	0	0	0	0	970.416
404	09	01	00	Mobiliario y equipos de oficina	276.355	0	0	0	0	0	276.355
404	09	02	00	Equipos de computación	646.015	0	0	0	0	0	646.015
404	09	03	00	Mobiliario y equipos de alojamiento	43.401	0	0	0	0	0	43.401
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	4.645	0	0	0	0	0	4.645
404	12	00	00	Activos intangibles	11.829	0	0	0	0	0	11.829
404	12	04	00	Paquetes y programas de computación	11.829	0	0	0	0	0	11.829
				Totales	**11.000.004**	**0**	**0**	**0**	**0**	**0**	**11.000.004**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116697 210049000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 94.730

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210049005 SEGURIDAD DE SEDES Y RECURSOS HUMANOS EN ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 147

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**667.477**	**0**	**0**	**0**	**0**	**0**	**667.477**
402	01	00	00	Productos alimenticios y agropecuarios	4.573	0	0	0	0	0	4.573
402	01	01	00	Alimentos y bebidas para personas	4.573	0	0	0	0	0	4.573
402	03	00	00	Textiles y vestuarios	27.687	0	0	0	0	0	27.687
402	03	01	00	Textiles	12.384	0	0	0	0	0	12.384
402	03	02	00	Prendas de vestir	15.303	0	0	0	0	0	15.303
402	04	00	00	Productos de cuero y caucho	3.950	0	0	0	0	0	3.950
402	04	03	00	Cauchos y tripas para vehículos	3.950	0	0	0	0	0	3.950
402	05	00	00	Productos de papel, cartón e impresos	8.341	0	0	0	0	0	8.341
402	05	03	00	Productos de papel y cartón para oficina	4.412	0	0	0	0	0	4.412
402	05	04	00	Libros, revistas y periódicos	1.226	0	0	0	0	0	1.226
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.703	0	0	0	0	0	2.703
402	06	00	00	Productos químicos y derivados	165.592	0	0	0	0	0	165.592
402	06	02	00	Abonos, plaguicidas y otros	3.535	0	0	0	0	0	3.535
402	06	03	00	Tintas, pinturas y colorantes	17.544	0	0	0	0	0	17.544
402	06	04	00	Productos farmacéuticos y medicamentos	58.644	0	0	0	0	0	58.644
402	06	05	00	Productos de tocador	1.124	0	0	0	0	0	1.124
402	06	06	00	Combustibles y lubricantes	7.964	0	0	0	0	0	7.964
402	06	08	00	Productos plásticos	76.781	0	0	0	0	0	76.781
402	08	00	00	Productos metálicos	299.486	0	0	0	0	0	299.486
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	9.980	0	0	0	0	0	9.980
402	08	05	00	Materiales de orden público, seguridad y defensa	266.458	0	0	0	0	0	266.458
402	08	09	00	Repuestos y accesorios para equipos de transporte	14.862	0	0	0	0	0	14.862
402	08	10	00	Repuestos y accesorios para otros equipos	4.320	0	0	0	0	0	4.320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116697 210049000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 94.730

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210049005 SEGURIDAD DE SEDES Y RECURSOS HUMANOS EN ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 147

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	99	00	Otros productos metálicos	3.866	0	0	0	0	0	3.866
402	10	00	00	Productos varios y útiles diversos	157.848	0	0	0	0	0	157.848
402	10	01	00	Artículos de deporte, recreación y juguetes	9.057	0	0	0	0	0	9.057
402	10	02	00	Materiales y útiles de limpieza y aseo	2.794	0	0	0	0	0	2.794
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	6.450	0	0	0	0	0	6.450
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.913	0	0	0	0	0	1.913
402	10	06	00	Condecoraciones, ofrendas y similares	6.192	0	0	0	0	0	6.192
402	10	07	00	Productos de seguridad en el trabajo	28.979	0	0	0	0	0	28.979
402	10	08	00	Materiales para equipos de computación	89.565	0	0	0	0	0	89.565
402	10	11	00	Materiales eléctricos	9.757	0	0	0	0	0	9.757
402	10	12	00	Materiales para instalaciones sanitarias	989	0	0	0	0	0	989
402	10	99	00	Otros productos y útiles diversos	2.152	0	0	0	0	0	2.152
403	**00**	**00**	**00**	**Servicios no personales**	**1.390.136**	0	0	0	0	0	**1.390.136**
403	06	00	00	Servicios de transporte y almacenaje	2.660	0	0	0	0	0	2.660
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.660	0	0	0	0	0	2.660
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.530	0	0	0	0	0	1.530
403	07	02	00	Imprenta y reproducción	1.530	0	0	0	0	0	1.530
403	09	00	00	Viáticos y pasajes	415.408	0	0	0	0	0	415.408
403	09	01	00	Viáticos y pasajes dentro del pais	415.408	0	0	0	0	0	415.408
403	10	00	00	Servicios profesionales y técnicos	647.842	0	0	0	0	0	647.842
403	10	09	00	Servicios de lavandería y tintorería	3.870	0	0	0	0	0	3.870
403	10	99	00	Otros servicios profesionales y técnicos	643.972	0	0	0	0	0	643.972
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	40.627	0	0	0	0	0	40.627
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	22.137	0	0	0	0	0	22.137

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116697 210049000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 94.730

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210049005 SEGURIDAD DE SEDES Y RECURSOS HUMANOS EN ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 147

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.738	0	0	0	0	0	5.738
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	12.752	0	0	0	0	0	12.752
403	18	00	00	Impuestos indirectos	276.920	0	0	0	0	0	276.920
403	18	01	00	Impuesto al valor agregado	276.920	0	0	0	0	0	276.920
403	99	00	00	Otros servicios no personales	5.149	0	0	0	0	0	5.149
403	99	01	00	Otros servicios no personales	5.149	0	0	0	0	0	5.149
404	**00**	**00**	**00**	**Activos reales**	**942.382**	**0**	**0**	**0**	**0**	**0**	**942.382**
404	05	00	00	Equipos de comunicaciones y de señalamiento	64.849	0	0	0	0	0	64.849
404	05	01	00	Equipos de telecomunicaciones	64.849	0	0	0	0	0	64.849
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	395.947	0	0	0	0	0	395.947
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	395.947	0	0	0	0	0	395.947
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	481.586	0	0	0	0	0	481.586
404	09	01	00	Mobiliario y equipos de oficina	34.453	0	0	0	0	0	34.453
404	09	02	00	Equipos de computación	370.572	0	0	0	0	0	370.572
404	09	03	00	Mobiliario y equipos de alojamiento	76.561	0	0	0	0	0	76.561
				Totales	**2.999.995**	**0**	**0**	**0**	**0**	**0**	**2.999.995**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 116697 210049000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 94.730

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210049006 PROYECCIÓN DE LA IMAGEN INSTITUCIONAL

UNIDAD DE MEDIDA: EVENTO **META:** 63.075

RESPONSABLE/EJECUTOR: OFICINA DE INFORMACIÓN Y RELACIONES INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**623.247**	**0**	**0**	**0**	**0**	**0**	**623.247**
402	01	00	00	Productos alimenticios y agropecuarios	404.034	0	0	0	0	0	404.034
402	01	01	00	Alimentos y bebidas para personas	404.034	0	0	0	0	0	404.034
402	03	00	00	Textiles y vestuarios	28.002	0	0	0	0	0	28.002
402	03	01	00	Textiles	2.186	0	0	0	0	0	2.186
402	03	02	00	Prendas de vestir	15.406	0	0	0	0	0	15.406
402	03	03	00	Calzados	10.410	0	0	0	0	0	10.410
402	05	00	00	Productos de papel, cartón e impresos	50.948	0	0	0	0	0	50.948
402	05	01	00	Pulpa de madera, papel y cartón	5.515	0	0	0	0	0	5.515
402	05	03	00	Productos de papel y cartón para oficina	22.994	0	0	0	0	0	22.994
402	05	04	00	Libros, revistas y periódicos	17.864	0	0	0	0	0	17.864
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.575	0	0	0	0	0	4.575
402	06	00	00	Productos químicos y derivados	5.012	0	0	0	0	0	5.012
402	06	04	00	Productos farmacéuticos y medicamentos	1.920	0	0	0	0	0	1.920
402	06	08	00	Productos plásticos	3.092	0	0	0	0	0	3.092
402	08	00	00	Productos metálicos	2.452	0	0	0	0	0	2.452
402	08	07	00	Material de señalamiento	1.248	0	0	0	0	0	1.248
402	08	99	00	Otros productos metálicos	1.204	0	0	0	0	0	1.204
402	10	00	00	Productos varios y útiles diversos	131.766	0	0	0	0	0	131.766
402	10	03	00	Utensilios de cocina y comedor	2.355	0	0	0	0	0	2.355
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	13.546	0	0	0	0	0	13.546
402	10	06	00	Condecoraciones, ofrendas y similares	25.281	0	0	0	0	0	25.281
402	10	08	00	Materiales para equipos de computación	89.513	0	0	0	0	0	89.513
402	10	11	00	Materiales eléctricos	1.071	0	0	0	0	0	1.071

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116697 210049000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO

META: 94.730

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 210049006 PROYECCIÓN DE LA IMAGEN INSTITUCIONAL

UNIDAD DE MEDIDA: EVENTO

META: 63.075

RESPONSABLE/EJECUTOR: OFICINA DE INFORMACIÓN Y RELACIONES INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	1.033	0	0	0	0	0	1.033
402	99	01	00	Otros materiales y suministros	1.033	0	0	0	0	0	1.033
403	**00**	**00**	**00**	**Servicios no personales**	**1.376.753**	**0**	**0**	**0**	**0**	**0**	**1.376.753**
403	01	00	00	Alquileres de inmuebles	2.864	0	0	0	0	0	2.864
403	01	01	00	Alquileres de edificios y locales	2.864	0	0	0	0	0	2.864
403	07	00	00	Servicios de información, impresión y relaciones públicas	508.560	0	0	0	0	0	508.560
403	07	02	00	Imprenta y reproducción	243.510	0	0	0	0	0	243.510
403	07	04	00	Avisos	265.050	0	0	0	0	0	265.050
403	09	00	00	Viáticos y pasajes	627.899	0	0	0	0	0	627.899
403	09	01	00	Viáticos y pasajes dentro del pais	627.899	0	0	0	0	0	627.899
403	10	00	00	Servicios profesionales y técnicos	5.805	0	0	0	0	0	5.805
403	10	09	00	Servicios de lavandería y tintorería	5.805	0	0	0	0	0	5.805
403	18	00	00	Impuestos indirectos	147.011	0	0	0	0	0	147.011
403	18	01	00	Impuesto al valor agregado	147.011	0	0	0	0	0	147.011
403	99	00	00	Otros servicios no personales	84.614	0	0	0	0	0	84.614
403	99	01	00	Otros servicios no personales	84.614	0	0	0	0	0	84.614
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116697 210049000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 94.730

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210049007 EJECUCIÓN DE AUDITORÍAS A DEPENDENCIAS JUDICIALES Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: AUDITORÍA **META:** 110

RESPONSABLE/EJECUTOR: AUDITORÍA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.299.235**	**0**	**0**	**0**	**0**	**0**	**1.299.235**
403	09	00	00	Viáticos y pasajes	1.299.235	0	0	0	0	0	1.299.235
403	09	01	00	Viáticos y pasajes dentro del país	1.299.235	0	0	0	0	0	1.299.235
				Totales	**1.299.235**	**0**	**0**	**0**	**0**	**0**	**1.299.235**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116713 210050000 FORTALECIMIENTO DEL SISTEMA AUTOGESTIONADO DE SALUD DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: ATENDER EN MATERIA DE SALUD DE MANERA OPORTUNA, EFICIENTE, CON CALIDAD, A COSTOS RAZONABLES, A LOS TRABAJADORES DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES, ASÍ COMO A SU GRUPO FAMILIAR

UNIDAD DE MEDIDA: TRÁMITE

META: 607.111

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**683.533.365**	**0**	**0**	**0**	**0**	**0**	**683.533.365**
401	07	00	00	Asistencia socio-económica	683.533.365	0	0	0	0	0	683.533.365
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	649.385.840	0	0	0	0	0	649.385.840
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	34.147.525	0	0	0	0	0	34.147.525
403	**00**	**00**	**00**	**Servicios no personales**	**1.200.167**	**0**	**0**	**0**	**0**	**0**	**1.200.167**
403	18	00	00	Impuestos indirectos	1.200.167	0	0	0	0	0	1.200.167
403	18	01	00	Impuesto al valor agregado	1.200.167	0	0	0	0	0	1.200.167
407	**00**	**00**	**00**	**Transferencias y donaciones**	**195.777.101**	**0**	**0**	**0**	**0**	**0**	**195.777.101**
407	01	00	00	Transferencias y donaciones corrientes internas	195.777.101	0	0	0	0	0	195.777.101
407	01	01	00	Transferencias corrientes internas al sector privado	195.777.101	0	0	0	0	0	195.777.101
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	10.238.668	0	0	0	0	0	10.238.668
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	185.538.433	0	0	0	0	0	185.538.433
				Totales	**880.510.633**	**0**	**0**	**0**	**0**	**0**	**880.510.633**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116713 210050000 FORTALECIMIENTO DEL SISTEMA AUTOGESTIONADO DE SALUD DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: ATENDER EN MATERIA DE SALUD DE MANERA OPORTUNA, EFICIENTE, CON CALIDAD, A COSTOS RAZONABLES, A LOS TRABAJADORES DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES, ASÍ COMO A SU GRUPO FAMILIAR

UNIDAD DE MEDIDA: TRÁMITE

META: 607.111

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116713 210050000 FORTALECIMIENTO DEL SISTEMA AUTOGESTIONADO DE SALUD DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: ATENDER EN MATERIA DE SALUD DE MANERA OPORTUNA, EFICIENTE, CON CALIDAD, A COSTOS RAZONABLES, A LOS TRABAJADORES DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES, ASÍ COMO A SU GRUPO FAMILIAR

UNIDAD DE MEDIDA: TRÁMITE **META:** 607.111

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210050001 ATENCIÓN PRIMARIA DE SALUD A LOS TRABAJADORES DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES, ASÍ COMO A SU GRUPO FAMILIAR

UNIDAD DE MEDIDA: TRÁMITE **META:** 541.646

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS HUMANOS / BIENESTAR SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**315.428.629**	**0**	**0**	**0**	**0**	**0**	**315.428.629**
401	07	00	00	Asistencia socio-económica	315.428.629	0	0	0	0	0	315.428.629
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	300.578.368	0	0	0	0	0	300.578.368
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	14.850.261	0	0	0	0	0	14.850.261
403	**00**	**00**	**00**	**Servicios no personales**	**587.780**	**0**	**0**	**0**	**0**	**0**	**587.780**
403	18	00	00	Impuestos indirectos	587.780	0	0	0	0	0	587.780
403	18	01	00	Impuesto al valor agregado	587.780	0	0	0	0	0	587.780
407	**00**	**00**	**00**	**Transferencias y donaciones**	**100.452.192**	**0**	**0**	**0**	**0**	**0**	**100.452.192**
407	01	00	00	Transferencias y donaciones corrientes internas	100.452.192	0	0	0	0	0	100.452.192
407	01	01	00	Transferencias corrientes internas al sector privado	100.452.192	0	0	0	0	0	100.452.192
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	5.690.585	0	0	0	0	0	5.690.585
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	94.761.607	0	0	0	0	0	94.761.607
				Totales	**416.468.601**	**0**	**0**	**0**	**0**	**0**	**416.468.601**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116713 210050000 FORTALECIMIENTO DEL SISTEMA AUTOGESTIONADO DE SALUD DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: ATENDER EN MATERIA DE SALUD DE MANERA OPORTUNA, EFICIENTE, CON CALIDAD, A COSTOS RAZONABLES, A LOS TRABAJADORES DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES, ASÍ COMO A SU GRUPO FAMILIAR

UNIDAD DE MEDIDA: TRÁMITE

META: 607.111

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 210050002 ATENCIÓN DE LAS EMERGENCIAS, NECESIDADES DE HOSPITALIZACIÓN Y APOYO EN CASO DE FALLECIMIENTO A LOS TRABAJADORES DE LAS DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES, ASÍ COMO A SU GRUPO FAMILIAR

UNIDAD DE MEDIDA: TRÁMITE

META: 65.465

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS HUMANOS / BIENESTAR SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**368.104.736**	**0**	**0**	**0**	**0**	**0**	**368.104.736**
401	07	00	00	Asistencia socio-económica	368.104.736	0	0	0	0	0	368.104.736
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	348.807.472	0	0	0	0	0	348.807.472
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	19.297.264	0	0	0	0	0	19.297.264
403	**00**	**00**	**00**	**Servicios no personales**	**612.387**	**0**	**0**	**0**	**0**	**0**	**612.387**
403	18	00	00	Impuestos indirectos	612.387	0	0	0	0	0	612.387
403	18	01	00	Impuesto al valor agregado	612.387	0	0	0	0	0	612.387
407	**00**	**00**	**00**	**Transferencias y donaciones**	**95.324.909**	**0**	**0**	**0**	**0**	**0**	**95.324.909**
407	01	00	00	Transferencias y donaciones corrientes internas	95.324.909	0	0	0	0	0	95.324.909
407	01	01	00	Transferencias corrientes internas al sector privado	95.324.909	0	0	0	0	0	95.324.909
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	4.548.083	0	0	0	0	0	4.548.083
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	90.776.826	0	0	0	0	0	90.776.826
				Totales	**464.042.032**	**0**	**0**	**0**	**0**	**0**	**464.042.032**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116816 210051000 ADECUACIÓN, EQUIPAMIENTO Y MANTENIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO, PATRIMONIO DEL MÁXIMO TRIBUNAL, A FIN DE CONFORMAR UN SISTEMA INTEGRAL (ESPACIOS FÍSICOS Y PLATAFORMA TECNOLÓGICA) DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 900

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.132.003**	**0**	**0**	**0**	**0**	**0**	**10.132.003**
402	01	00	00	Productos alimenticios y agropecuarios	50.700	0	0	0	0	0	50.700
402	01	01	00	Alimentos y bebidas para personas	50.700	0	0	0	0	0	50.700
402	02	00	00	Productos de minas, canteras y yacimientos	13.000	0	0	0	0	0	13.000
402	02	05	00	Piedra, arcilla, arena y tierra	13.000	0	0	0	0	0	13.000
402	03	00	00	Textiles y vestuarios	46.720	0	0	0	0	0	46.720
402	03	01	00	Textiles	46.720	0	0	0	0	0	46.720
402	04	00	00	Productos de cuero y caucho	1.760.000	0	0	0	0	0	1.760.000
402	04	03	00	Cauchos y tripas para vehículos	1.760.000	0	0	0	0	0	1.760.000
402	05	00	00	Productos de papel, cartón e impresos	50.000	0	0	0	0	0	50.000
402	05	05	00	Material de enseñanza	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	1.214.167	0	0	0	0	0	1.214.167
402	06	01	00	Sustancias químicas y de uso industrial	39.000	0	0	0	0	0	39.000
402	06	02	00	Abonos, plaguicidas y otros	13.000	0	0	0	0	0	13.000
402	06	03	00	Tintas, pinturas y colorantes	26.000	0	0	0	0	0	26.000
402	06	06	00	Combustibles y lubricantes	768.167	0	0	0	0	0	768.167
402	06	07	00	Productos diversos derivados del petróleo y del carbón	305.000	0	0	0	0	0	305.000
402	06	08	00	Productos plásticos	63.000	0	0	0	0	0	63.000
402	07	00	00	Productos minerales no metálicos	26.000	0	0	0	0	0	26.000
402	07	03	00	Productos de arcilla para construcción	13.000	0	0	0	0	0	13.000
402	07	04	00	Cemento, cal y yeso	13.000	0	0	0	0	0	13.000
402	08	00	00	Productos metálicos	3.736.240	0	0	0	0	0	3.736.240
402	08	01	00	Productos primarios de hierro y acero	58.500	0	0	0	0	0	58.500
402	08	02	00	Productos de metales no ferrosos	78.000	0	0	0	0	0	78.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	218.800	0	0	0	0	0	218.800
402	08	04	00	Productos metálicos estructurales	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.117.440	0	0	0	0	0	2.117.440

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116816 210051000 ADECUACIÓN, EQUIPAMIENTO Y MANTENIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO, PATRIMONIO DEL MÁXIMO TRIBUNAL, A FIN DE CONFORMAR UN SISTEMA INTEGRAL (ESPACIOS FÍSICOS Y PLATAFORMA TECNOLÓGICA) DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 900

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	1.248.500	0	0	0	0	0	1.248.500
402	10	00	00	Productos varios y útiles diversos	3.220.176	0	0	0	0	0	3.220.176
402	10	01	00	Artículos de deporte, recreación y juguetes	150.000	0	0	0	0	0	150.000
402	10	02	00	Materiales y útiles de limpieza y aseo	15.000	0	0	0	0	0	15.000
402	10	03	00	Utensilios de cocina y comedor	550.000	0	0	0	0	0	550.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	0	150.000
402	10	07	00	Productos de seguridad en el trabajo	13.000	0	0	0	0	0	13.000
402	10	08	00	Materiales para equipos de computación	450.000	0	0	0	0	0	450.000
402	10	11	00	Materiales eléctricos	1.283.100	0	0	0	0	0	1.283.100
402	10	12	00	Materiales para instalaciones sanitarias	78.000	0	0	0	0	0	78.000
402	10	99	00	Otros productos y útiles diversos	531.076	0	0	0	0	0	531.076
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**45.955.879**	**0**	**0**	**0**	**0**	**0**	**45.955.879**
403	01	00	00	Alquileres de inmuebles	75.600	0	0	0	0	0	75.600
403	01	01	00	Alquileres de edificios y locales	75.600	0	0	0	0	0	75.600
403	02	00	00	Alquileres de maquinaria y equipos	443.800	0	0	0	0	0	443.800
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	117.000	0	0	0	0	0	117.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	277.200	0	0	0	0	0	277.200
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	19.600	0	0	0	0	0	19.600
403	02	99	00	Alquileres de otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	04	00	00	Servicios básicos	7.079.400	0	0	0	0	0	7.079.400
403	04	01	00	Electricidad	546.000	0	0	0	0	0	546.000
403	04	03	00	Agua	109.200	0	0	0	0	0	109.200
403	04	04	00	Teléfonos	3.040.000	0	0	0	0	0	3.040.000
403	04	05	00	Servicio de comunicaciones	3.074.800	0	0	0	0	0	3.074.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116816 210051000 ADECUACIÓN, EQUIPAMIENTO Y MANTENIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO, PATRIMONIO DEL MÁXIMO TRIBUNAL, A FIN DE CONFORMAR UN SISTEMA INTEGRAL (ESPACIOS FÍSICOS Y PLATAFORMA TECNOLÓGICA) DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD

META: 900

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	06	00	Servicio de aseo urbano y domiciliario	67.600	0	0	0	0	0	67.600
403	04	07	00	Servicio de condominio	241.800	0	0	0	0	0	241.800
403	07	00	00	Servicios de información, impresión y relaciones públicas	229.700	0	0	0	0	0	229.700
403	07	02	00	Imprenta y reproducción	90.600	0	0	0	0	0	90.600
403	07	03	00	Relaciones sociales	139.100	0	0	0	0	0	139.100
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.358.179	0	0	0	0	0	3.358.179
403	08	01	00	Primas y gastos de seguros	3.358.179	0	0	0	0	0	3.358.179
403	10	00	00	Servicios profesionales y técnicos	11.532.483	0	0	0	0	0	11.532.483
403	10	03	00	Servicios de procesamiento de datos	8.621.800	0	0	0	0	0	8.621.800
403	10	04	00	Servicios de ingeniería y arquitectónicos	879.020	0	0	0	0	0	879.020
403	10	09	00	Servicios de lavandería y tintorería	16.900	0	0	0	0	0	16.900
403	10	99	00	Otros servicios profesionales y técnicos	2.014.763	0	0	0	0	0	2.014.763
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.092.000	0	0	0	0	0	2.092.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.206.000	0	0	0	0	0	1.206.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	96.400	0	0	0	0	0	96.400
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	543.600	0	0	0	0	0	543.600
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	246.000	0	0	0	0	0	246.000
403	12	00	00	Conservación y reparaciones menores de obras	5.183.050	0	0	0	0	0	5.183.050
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.183.050	0	0	0	0	0	5.183.050
403	15	00	00	Servicios fiscales	23.000	0	0	0	0	0	23.000
403	15	02	00	Tasas y otros derechos obligatorios	23.000	0	0	0	0	0	23.000
403	18	00	00	Impuestos indirectos	15.938.667	0	0	0	0	0	15.938.667
403	18	01	00	Impuesto al valor agregado	15.938.667	0	0	0	0	0	15.938.667
404	**00**	**00**	**00**	**Activos reales**	**96.305.586**	**0**	**0**	**0**	**0**	**0**	**96.305.586**
404	01	00	00	Repuestos y reparaciones mayores	377.000	0	0	0	0	0	377.000
404	01	01	00	Repuestos mayores	177.000	0	0	0	0	0	177.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116816 210051000 ADECUACIÓN, EQUIPAMIENTO Y MANTENIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO, PATRIMONIO DEL MÁXIMO TRIBUNAL, A FIN DE CONFORMAR UN SISTEMA INTEGRAL (ESPACIOS FÍSICOS Y PLATAFORMA TECNOLÓGICA) DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD

META: 900

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	100.000	0	0	0	0	0	100.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	77.000	0	0	0	0	0	77.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	200.000	0	0	0	0	0	200.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	26.273.480	0	0	0	0	0	26.273.480
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	26.273.480	0	0	0	0	0	26.273.480
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.041.790	0	0	0	0	0	1.041.790
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	88.790	0	0	0	0	0	88.790
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	13.000	0	0	0	0	0	13.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	940.000	0	0	0	0	0	940.000
404	04	00	00	Equipos de transporte, tracción y elevación	38.191.000	0	0	0	0	0	38.191.000
404	04	01	00	Vehículos automotores terrestres	38.191.000	0	0	0	0	0	38.191.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.027.000	0	0	0	0	0	8.027.000
404	05	01	00	Equipos de telecomunicaciones	8.027.000	0	0	0	0	0	8.027.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	185.490	0	0	0	0	0	185.490
404	07	02	00	Equipos de enseñanza, deporte y recreación	150.000	0	0	0	0	0	150.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	35.490	0	0	0	0	0	35.490
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	21.959.826	0	0	0	0	0	21.959.826
404	09	01	00	Mobiliario y equipos de oficina	5.772.826	0	0	0	0	0	5.772.826
404	09	02	00	Equipos de computación	15.465.000	0	0	0	0	0	15.465.000
404	09	03	00	Mobiliario y equipos de alojamiento	722.000	0	0	0	0	0	722.000
404	12	00	00	Activos intangibles	250.000	0	0	0	0	0	250.000
404	12	04	00	Paquetes y programas de computación	250.000	0	0	0	0	0	250.000
				Totales	**152.393.468**	**0**	**0**	**0**	**0**	**0**	**152.393.468**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116816 210051000 ADECUACIÓN, EQUIPAMIENTO Y MANTENIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO, PATRIMONIO DEL MÁXIMO TRIBUNAL, A FIN DE CONFORMAR UN SISTEMA INTEGRAL (ESPACIOS FÍSICOS Y PLATAFORMA TECNOLÓGICA) DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD

META: 900

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116816 210051000 ADECUACIÓN, EQUIPAMIENTO Y MANTENIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO, PATRIMONIO DEL MÁXIMO TRIBUNAL, A FIN DE CONFORMAR UN SISTEMA INTEGRAL (ESPACIOS FÍSICOS Y PLATAFORMA TECNOLÓGICA) DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 900

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210051001 ADECUACIÓN DE LA INFRAESTRUCTURA

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 81

RESPONSABLE/EJECUTOR: TRIBUNAL SUPREMO DE JUSTICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.277.720**	**0**	**0**	**0**	**0**	**0**	**4.277.720**
403	10	00	00	Servicios profesionales y técnicos	879.020	0	0	0	0	0	879.020
403	10	04	00	Servicios de ingeniería y arquitectónicos	879.020	0	0	0	0	0	879.020
403	12	00	00	Conservación y reparaciones menores de obras	234.000	0	0	0	0	0	234.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	234.000	0	0	0	0	0	234.000
403	18	00	00	Impuestos indirectos	3.164.700	0	0	0	0	0	3.164.700
403	18	01	00	Impuesto al valor agregado	3.164.700	0	0	0	0	0	3.164.700
404	**00**	**00**	**00**	**Activos reales**	**25.259.480**	**0**	**0**	**0**	**0**	**0**	**25.259.480**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	25.259.480	0	0	0	0	0	25.259.480
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	25.259.480	0	0	0	0	0	25.259.480
				Totales	**29.537.200**	**0**	**0**	**0**	**0**	**0**	**29.537.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116816 210051000 ADECUACIÓN, EQUIPAMIENTO Y MANTENIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO, PATRIMONIO DEL MÁXIMO TRIBUNAL, A FIN DE CONFORMAR UN SISTEMA INTEGRAL (ESPACIOS FÍSICOS Y PLATAFORMA TECNOLÓGICA) DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 900

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210051002 ADECUACIÓN DEL EQUIPAMIENTO Y SUMINISTROS VARIOS

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 201

RESPONSABLE/EJECUTOR: TRIBUNAL SUPREMO DE JUSTICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**9.342.003**	**0**	**0**	**0**	**0**	**0**	**9.342.003**
402	01	00	00	Productos alimenticios y agropecuarios	50.700	0	0	0	0	0	50.700
402	01	01	00	Alimentos y bebidas para personas	50.700	0	0	0	0	0	50.700
402	02	00	00	Productos de minas, canteras y yacimientos	13.000	0	0	0	0	0	13.000
402	02	05	00	Piedra, arcilla, arena y tierra	13.000	0	0	0	0	0	13.000
402	03	00	00	Textiles y vestuarios	46.720	0	0	0	0	0	46.720
402	03	01	00	Textiles	46.720	0	0	0	0	0	46.720
402	04	00	00	Productos de cuero y caucho	1.760.000	0	0	0	0	0	1.760.000
402	04	03	00	Cauchos y tripas para vehículos	1.760.000	0	0	0	0	0	1.760.000
402	05	00	00	Productos de papel, cartón e impresos	50.000	0	0	0	0	0	50.000
402	05	05	00	Material de enseñanza	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	1.164.167	0	0	0	0	0	1.164.167
402	06	01	00	Sustancias químicas y de uso industrial	39.000	0	0	0	0	0	39.000
402	06	02	00	Abonos, plaguicidas y otros	13.000	0	0	0	0	0	13.000
402	06	03	00	Tintas, pinturas y colorantes	26.000	0	0	0	0	0	26.000
402	06	06	00	Combustibles y lubricantes	768.167	0	0	0	0	0	768.167
402	06	07	00	Productos diversos derivados del petróleo y del carbón	305.000	0	0	0	0	0	305.000
402	06	08	00	Productos plásticos	13.000	0	0	0	0	0	13.000
402	07	00	00	Productos minerales no metálicos	26.000	0	0	0	0	0	26.000
402	07	03	00	Productos de arcilla para construcción	13.000	0	0	0	0	0	13.000
402	07	04	00	Cemento, cal y yeso	13.000	0	0	0	0	0	13.000
402	08	00	00	Productos metálicos	3.516.240	0	0	0	0	0	3.516.240

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116816 210051000 ADECUACIÓN, EQUIPAMIENTO Y MANTENIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO, PATRIMONIO DEL MÁXIMO TRIBUNAL, A FIN DE CONFORMAR UN SISTEMA INTEGRAL (ESPACIOS FÍSICOS Y PLATAFORMA TECNOLÓGICA) DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 900

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210051002 ADECUACIÓN DEL EQUIPAMIENTO Y SUMINISTROS VARIOS

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 201

RESPONSABLE/EJECUTOR: TRIBUNAL SUPREMO DE JUSTICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	01	00	Productos primarios de hierro y acero	58.500	0	0	0	0	0	58.500
402	08	02	00	Productos de metales no ferrosos	78.000	0	0	0	0	0	78.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	168.800	0	0	0	0	0	168.800
402	08	04	00	Productos metálicos estructurales	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.117.440	0	0	0	0	0	2.117.440
402	08	10	00	Repuestos y accesorios para otros equipos	1.078.500	0	0	0	0	0	1.078.500
402	10	00	00	Productos varios y útiles diversos	2.700.176	0	0	0	0	0	2.700.176
402	10	01	00	Artículos de deporte, recreación y juguetes	150.000	0	0	0	0	0	150.000
402	10	02	00	Materiales y útiles de limpieza y aseo	15.000	0	0	0	0	0	15.000
402	10	03	00	Utensilios de cocina y comedor	550.000	0	0	0	0	0	550.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	0	150.000
402	10	07	00	Productos de seguridad en el trabajo	13.000	0	0	0	0	0	13.000
402	10	11	00	Materiales eléctricos	1.283.100	0	0	0	0	0	1.283.100
402	10	12	00	Materiales para instalaciones sanitarias	78.000	0	0	0	0	0	78.000
402	10	99	00	Otros productos y útiles diversos	461.076	0	0	0	0	0	461.076
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.583.138**	**0**	**0**	**0**	**0**	**0**	**7.583.138**
403	10	00	00	Servicios profesionales y técnicos	817.450	0	0	0	0	0	817.450
403	10	99	00	Otros servicios profesionales y técnicos	817.450	0	0	0	0	0	817.450
403	15	00	00	Servicios fiscales	23.000	0	0	0	0	0	23.000
403	15	02	00	Tasas y otros derechos obligatorios	23.000	0	0	0	0	0	23.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116816 210051000 ADECUACIÓN, EQUIPAMIENTO Y MANTENIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO, PATRIMONIO DEL MÁXIMO TRIBUNAL, A FIN DE CONFORMAR UN SISTEMA INTEGRAL (ESPACIOS FÍSICOS Y PLATAFORMA TECNOLÓGICA) DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 900

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 210051002 ADECUACIÓN DEL EQUIPAMIENTO Y SUMINISTROS VARIOS

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 201

RESPONSABLE/EJECUTOR: TRIBUNAL SUPREMO DE JUSTICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	6.742.688	0	0	0	0	0	6.742.688
403	18	01	00	Impuesto al valor agregado	6.742.688	0	0	0	0	0	6.742.688
404	**00**	**00**	**00**	**Activos reales**	**46.006.616**	**0**	**0**	**0**	**0**	**0**	**46.006.616**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.041.790	0	0	0	0	0	1.041.790
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	88.790	0	0	0	0	0	88.790
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	13.000	0	0	0	0	0	13.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	940.000	0	0	0	0	0	940.000
404	04	00	00	Equipos de transporte, tracción y elevación	38.191.000	0	0	0	0	0	38.191.000
404	04	01	00	Vehículos automotores terrestres	38.191.000	0	0	0	0	0	38.191.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	77.000	0	0	0	0	0	77.000
404	05	01	00	Equipos de telecomunicaciones	77.000	0	0	0	0	0	77.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	150.000	0	0	0	0	0	150.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.546.826	0	0	0	0	0	6.546.826
404	09	01	00	Mobiliario y equipos de oficina	5.772.826	0	0	0	0	0	5.772.826
404	09	02	00	Equipos de computación	52.000	0	0	0	0	0	52.000
404	09	03	00	Mobiliario y equipos de alojamiento	722.000	0	0	0	0	0	722.000
				Totales	**62.931.757**	**0**	**0**	**0**	**0**	**0**	**62.931.757**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116816 210051000 ADECUACIÓN, EQUIPAMIENTO Y MANTENIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO, PATRIMONIO DEL MÁXIMO TRIBUNAL, A FIN DE CONFORMAR UN SISTEMA INTEGRAL (ESPACIOS FÍSICOS Y PLATAFORMA TECNOLÓGICA) DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 900

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210051003 SERVICIOS BÁSICOS IMPRESCINDIBLES Y RECURRENTES

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 309

RESPONSABLE/EJECUTOR: TRIBUNAL SUPREMO DE JUSTICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**14.470.709**	**0**	**0**	**0**	**0**	**0**	**14.470.709**
403	01	00	00	Alquileres de inmuebles	75.600	0	0	0	0	0	75.600
403	01	01	00	Alquileres de edificios y locales	75.600	0	0	0	0	0	75.600
403	02	00	00	Alquileres de maquinaria y equipos	443.800	0	0	0	0	0	443.800
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	117.000	0	0	0	0	0	117.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	277.200	0	0	0	0	0	277.200
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	19.600	0	0	0	0	0	19.600
403	02	99	00	Alquileres de otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	04	00	00	Servicios básicos	1.569.400	0	0	0	0	0	1.569.400
403	04	01	00	Electricidad	546.000	0	0	0	0	0	546.000
403	04	03	00	Agua	109.200	0	0	0	0	0	109.200
403	04	05	00	Servicio de comunicaciones	604.800	0	0	0	0	0	604.800
403	04	06	00	Servicio de aseo urbano y domiciliario	67.600	0	0	0	0	0	67.600
403	04	07	00	Servicio de condominio	241.800	0	0	0	0	0	241.800
403	07	00	00	Servicios de información, impresión y relaciones públicas	214.700	0	0	0	0	0	214.700
403	07	02	00	Imprenta y reproducción	75.600	0	0	0	0	0	75.600
403	07	03	00	Relaciones sociales	139.100	0	0	0	0	0	139.100
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.358.179	0	0	0	0	0	3.358.179
403	08	01	00	Primas y gastos de seguros	3.358.179	0	0	0	0	0	3.358.179
403	10	00	00	Servicios profesionales y técnicos	514.213	0	0	0	0	0	514.213
403	10	09	00	Servicios de lavandería y tintorería	16.900	0	0	0	0	0	16.900
403	10	99	00	Otros servicios profesionales y técnicos	497.313	0	0	0	0	0	497.313

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116816 210051000 ADECUACIÓN, EQUIPAMIENTO Y MANTENIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO, PATRIMONIO DEL MÁXIMO TRIBUNAL, A FIN DE CONFORMAR UN SISTEMA INTEGRAL (ESPACIOS FÍSICOS Y PLATAFORMA TECNOLÓGICA) DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 900

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210051003 SERVICIOS BÁSICOS IMPRESCINDIBLES Y RECURRENTES

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 309

RESPONSABLE/EJECUTOR: TRIBUNAL SUPREMO DE JUSTICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.032.000	0	0	0	0	0	2.032.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.206.000	0	0	0	0	0	1.206.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	36.400	0	0	0	0	0	36.400
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	543.600	0	0	0	0	0	543.600
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	246.000	0	0	0	0	0	246.000
403	12	00	00	Conservación y reparaciones menores de obras	4.949.050	0	0	0	0	0	4.949.050
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.949.050	0	0	0	0	0	4.949.050
403	18	00	00	Impuestos indirectos	1.313.767	0	0	0	0	0	1.313.767
403	18	01	00	Impuesto al valor agregado	1.313.767	0	0	0	0	0	1.313.767
404	**00**	**00**	**00**	**Activos reales**	**1.426.490**	**0**	**0**	**0**	**0**	0	**1.426.490**
404	01	00	00	Repuestos y reparaciones mayores	377.000	0	0	0	0	0	377.000
404	01	01	00	Repuestos mayores	177.000	0	0	0	0	0	177.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	100.000	0	0	0	0	0	100.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	77.000	0	0	0	0	0	77.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	200.000	0	0	0	0	0	200.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	1.014.000	0	0	0	0	0	1.014.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	1.014.000	0	0	0	0	0	1.014.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	35.490	0	0	0	0	0	35.490
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	35.490	0	0	0	0	0	35.490
				Totales	**15.897.199**	**0**	**0**	**0**	**0**	0	**15.897.199**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116816 210051000 ADECUACIÓN, EQUIPAMIENTO Y MANTENIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO, PATRIMONIO DEL MÁXIMO TRIBUNAL, A FIN DE CONFORMAR UN SISTEMA INTEGRAL (ESPACIOS FÍSICOS Y PLATAFORMA TECNOLÓGICA) DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 900

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210051004 DOTACIÓN DE TECNOLOGÍA

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 41

RESPONSABLE/EJECUTOR: TRIBUNAL SUPREMO DE JUSTICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**790.000**	**0**	**0**	**0**	**0**	**0**	**790.000**
402	06	00	00	Productos químicos y derivados	50.000	0	0	0	0	0	50.000
402	06	08	00	Productos plásticos	50.000	0	0	0	0	0	50.000
402	08	00	00	Productos metálicos	220.000	0	0	0	0	0	220.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	50.000	0	0	0	0	0	50.000
402	08	10	00	Repuestos y accesorios para otros equipos	170.000	0	0	0	0	0	170.000
402	10	00	00	Productos varios y útiles diversos	520.000	0	0	0	0	0	520.000
402	10	08	00	Materiales para equipos de computación	450.000	0	0	0	0	0	450.000
402	10	99	00	Otros productos y útiles diversos	70.000	0	0	0	0	0	70.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.516.672**	**0**	**0**	**0**	**0**	**0**	**2.516.672**
403	10	00	00	Servicios profesionales y técnicos	350.000	0	0	0	0	0	350.000
403	10	03	00	Servicios de procesamiento de datos	250.000	0	0	0	0	0	250.000
403	10	99	00	Otros servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	2.166.672	0	0	0	0	0	2.166.672
403	18	01	00	Impuesto al valor agregado	2.166.672	0	0	0	0	0	2.166.672
404	**00**	**00**	**00**	**Activos reales**	**16.913.000**	**0**	**0**	**0**	**0**	**0**	**16.913.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.350.000	0	0	0	0	0	6.350.000
404	05	01	00	Equipos de telecomunicaciones	6.350.000	0	0	0	0	0	6.350.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.313.000	0	0	0	0	0	10.313.000
404	09	02	00	Equipos de computación	10.313.000	0	0	0	0	0	10.313.000
404	12	00	00	Activos intangibles	250.000	0	0	0	0	0	250.000
404	12	04	00	Paquetes y programas de computación	250.000	0	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116816 210051000 ADECUACIÓN, EQUIPAMIENTO Y MANTENIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO, PATRIMONIO DEL MÁXIMO TRIBUNAL, A FIN DE CONFORMAR UN SISTEMA INTEGRAL (ESPACIOS FÍSICOS Y PLATAFORMA TECNOLÓGICA) DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 900

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210051004 DOTACIÓN DE TECNOLOGÍA

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 41

RESPONSABLE/EJECUTOR: TRIBUNAL SUPREMO DE JUSTICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**20.219.672**	**0**	**0**	**0**	**0**	**0**	**20.219.672**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116816 210051000 ADECUACIÓN, EQUIPAMIENTO Y MANTENIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO, PATRIMONIO DEL MÁXIMO TRIBUNAL, A FIN DE CONFORMAR UN SISTEMA INTEGRAL (ESPACIOS FÍSICOS Y PLATAFORMA TECNOLÓGICA) DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 900

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210051005 DESARROLLO DE PROYECTOS DE TECNOLOGÍA

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 22

RESPONSABLE/EJECUTOR: TRIBUNAL SUPREMO DE JUSTICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.564.812**	**0**	**0**	**0**	**0**	0	**3.564.812**
403	10	00	00	Servicios profesionales y técnicos	2.465.000	0	0	0	0	0	2.465.000
403	10	03	00	Servicios de procesamiento de datos	2.465.000	0	0	0	0	0	2.465.000
403	18	00	00	Impuestos indirectos	1.099.812	0	0	0	0	0	1.099.812
403	18	01	00	Impuesto al valor agregado	1.099.812	0	0	0	0	0	1.099.812
404	**00**	**00**	**00**	**Activos reales**	**6.700.000**	**0**	**0**	**0**	**0**	0	**6.700.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.600.000	0	0	0	0	0	1.600.000
404	05	01	00	Equipos de telecomunicaciones	1.600.000	0	0	0	0	0	1.600.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.100.000	0	0	0	0	0	5.100.000
404	09	02	00	Equipos de computación	5.100.000	0	0	0	0	0	5.100.000
				Totales	**10.264.812**	**0**	**0**	**0**	**0**	0	**10.264.812**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 116816 210051000 ADECUACIÓN, EQUIPAMIENTO Y MANTENIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO, PATRIMONIO DEL MÁXIMO TRIBUNAL, A FIN DE CONFORMAR UN SISTEMA INTEGRAL (ESPACIOS FÍSICOS Y PLATAFORMA TECNOLÓGICA) DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 900

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210051006 SERVICIOS DE TECNOLOGÍA

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 246

RESPONSABLE/EJECUTOR: TRIBUNAL SUPREMO DE JUSTICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**13.542.828**	**0**	**0**	**0**	**0**	**0**	**13.542.828**
403	04	00	00	Servicios básicos	5.510.000	0	0	0	0	0	5.510.000
403	04	04	00	Teléfonos	3.040.000	0	0	0	0	0	3.040.000
403	04	05	00	Servicio de comunicaciones	2.470.000	0	0	0	0	0	2.470.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.000	0	0	0	0	0	15.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	10	00	00	Servicios profesionales y técnicos	6.506.800	0	0	0	0	0	6.506.800
403	10	03	00	Servicios de procesamiento de datos	5.906.800	0	0	0	0	0	5.906.800
403	10	99	00	Otros servicios profesionales y técnicos	600.000	0	0	0	0	0	600.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	60.000	0	0	0	0	0	60.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	60.000	0	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	1.451.028	0	0	0	0	0	1.451.028
403	18	01	00	Impuesto al valor agregado	1.451.028	0	0	0	0	0	1.451.028
				Totales	**13.542.828**	**0**	**0**	**0**	**0**	**0**	**13.542.828**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 119661 210052000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GARANTIZAR EL DERECHO A LA DEFENSA EN TODAS LAS COMPETENCIAS ESTABLECIDAS EN LA LEY ORGÁNICA DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: INSTITUCIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**388.867.960**	**0**	**0**	**0**	**0**	**0**	**388.867.960**
401	01	00	00	Sueldos, salarios y otras retribuciones	194.054.499	0	0	0	0	0	194.054.499
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	182.242.975	0	0	0	0	0	182.242.975
401	01	03	00	Suplencias a empleados	4.250.000	0	0	0	0	0	4.250.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	5.568.911	0	0	0	0	0	5.568.911
401	01	18	00	Remuneraciones al personal contratado	1.938.434	0	0	0	0	0	1.938.434
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	54.179	0	0	0	0	0	54.179
401	03	00	00	Primas	66.371.660	0	0	0	0	0	66.371.660
401	03	01	00	Primas por mérito a empleados	7.071.203	0	0	0	0	0	7.071.203
401	03	02	00	Primas de transporte a empleados	275.400	0	0	0	0	0	275.400
401	03	08	00	Primas de profesionalización a empleados	23.581.690	0	0	0	0	0	23.581.690
401	03	09	00	Primas por antigüedad a empleados	33.692.665	0	0	0	0	0	33.692.665
401	03	16	00	Primas por mérito a obreros	1.057.915	0	0	0	0	0	1.057.915
401	03	21	00	Primas por antigüedad a obreros	684.051	0	0	0	0	0	684.051
401	03	47	00	Primas al personal de alto nivel y de dirección	8.736	0	0	0	0	0	8.736
401	04	00	00	Complementos de sueldos y salarios	35.188.153	0	0	0	0	0	35.188.153
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	600.000	0	0	0	0	0	600.000
401	04	06	00	Complemento a empleados por comisión de servicios	129.600	0	0	0	0	0	129.600
401	04	08	00	Bono compensatorio de alimentación a empleados	31.147.200	0	0	0	0	0	31.147.200
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	48.000	0	0	0	0	0	48.000
401	04	18	00	Bono compensatorio de alimentación a obreros	2.602.800	0	0	0	0	0	2.602.800
401	04	19	00	Bono compensatorio de transporte a obreros	14.856	0	0	0	0	0	14.856
401	04	26	00	Bono compensatorio de alimentación al personal contratado	442.800	0	0	0	0	0	442.800
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	80.000	0	0	0	0	0	80.000
401	04	96	00	Otros complementos a empleados	108.375	0	0	0	0	0	108.375
401	04	97	00	Otros complementos a obreros	14.522	0	0	0	0	0	14.522
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	21.531.621	0	0	0	0	- 0	21.531.621
401	05	03	00	Bono vacacional a empleados	20.448.326	0	0	0	0	0	20.448.326
401	05	06	00	Bono vacacional a obreros	793.064	0	0	0	0	0	793.064

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 119661 210052000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GARANTIZAR EL DERECHO A LA DEFENSA EN TODAS LAS COMPETENCIAS ESTABLECIDAS EN LA LEY ORGÁNICA DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: INSTITUCIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	290.231	0	0	0	0	0	290.231
401	07	00	00	Asistencia socio-económica	71.722.027	0	0	0	0	0	71.722.027
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	70.426.027	0	0	0	0	0	70.426.027
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.200.000	0	0	0	0	0	1.200.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	96.000	0	0	0	0	0	96.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.900.398**	**0**	**0**	**0**	**0**	**0**	**9.900.398**
402	01	00	00	Productos alimenticios y agropecuarios	330.871	0	0	0	0	0	330.871
402	01	01	00	Alimentos y bebidas para personas	315.871	0	0	0	0	0	315.871
402	01	03	00	Productos agrícolas y pecuarios	15.000	0	0	0	0	0	15.000
402	02	00	00	Productos de minas, canteras y yacimientos	139.314	0	0	0	0	0	139.314
402	02	02	00	Petróleo crudo y gas natural	82.425	0	0	0	0	0	82.425
402	02	05	00	Piedra, arcilla, arena y tierra	56.889	0	0	0	0	0	56.889
402	03	00	00	Textiles y vestuarios	641.117	0	0	0	0	0	641.117
402	03	01	00	Textiles	75.998	0	0	0	0	0	75.998
402	03	02	00	Prendas de vestir	553.150	0	0	0	0	0	553.150
402	03	03	00	Calzados	11.969	0	0	0	0	0	11.969
402	04	00	00	Productos de cuero y caucho	380.511	0	0	0	0	0	380.511
402	04	02	00	Productos de cuero y sucedáneos del cuero	53.318	0	0	0	0	0	53.318
402	04	03	00	Cauchos y tripas para vehículos	327.193	0	0	0	0	0	327.193
402	05	00	00	Productos de papel, cartón e impresos	540.870	0	0	0	0	0	540.870
402	05	01	00	Pulpa de madera, papel y cartón	59.400	0	0	0	0	0	59.400
402	05	02	00	Envases y cajas de papel y cartón	4.213	0	0	0	0	0	4.213
402	05	03	00	Productos de papel y cartón para oficina	382.540	0	0	0	0	0	382.540
402	05	04	00	Libros, revistas y periódicos	7.922	0	0	0	0	0	7.922
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	86.795	0	0	0	0	0	86.795
402	06	00	00	Productos químicos y derivados	1.743.607	0	0	0	0	0	1.743.607
402	06	01	00	Sustancias químicas y de uso industrial	58.399	0	0	0	0	0	58.399
402	06	02	00	Abonos, plaguicidas y otros	704	0	0	0	0	0	704

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 119661 210052000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GARANTIZAR EL DERECHO A LA DEFENSA EN TODAS LAS COMPETENCIAS ESTABLECIDAS EN LA LEY ORGÁNICA DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: INSTITUCIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	764.125	0	0	0	0	0	764.125
402	06	04	00	Productos farmacéuticos y medicamentos	369.637	0	0	0	0	0	369.637
402	06	05	00	Productos de tocador	37.368	0	0	0	0	0	37.368
402	06	06	00	Combustibles y lubricantes	293.673	0	0	0	0	0	293.673
402	06	07	00	Productos diversos derivados del petróleo y del carbón	36.529	0	0	0	0	0	36.529
402	06	08	00	Productos plásticos	183.172	0	0	0	0	0	183.172
402	07	00	00	Productos minerales no metálicos	532.266	0	0	0	0	0	532.266
402	07	02	00	Vidrios y productos de vidrio	42.889	0	0	0	0	0	42.889
402	07	03	00	Productos de arcilla para construcción	332.696	0	0	0	0	0	332.696
402	07	04	00	Cemento, cal y yeso	156.681	0	0	0	0	0	156.681
402	08	00	00	Productos metálicos	1.915.146	0	0	0	0	0	1.915.146
402	08	01	00	Productos primarios de hierro y acero	103.780	0	0	0	0	0	103.780
402	08	02	00	Productos de metales no ferrosos	244.273	0	0	0	0	0	244.273
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	470.860	0	0	0	0	0	470.860
402	08	04	00	Productos metálicos estructurales	157.465	0	0	0	0	0	157.465
402	08	07	00	Material de señalamiento	37.252	0	0	0	0	0	37.252
402	08	09	00	Repuestos y accesorios para equipos de transporte	312.505	0	0	0	0	0	312.505
402	08	10	00	Repuestos y accesorios para otros equipos	494.905	0	0	0	0	0	494.905
402	08	99	00	Otros productos metálicos	94.106	0	0	0	0	0	94.106
402	09	00	00	Productos de madera	403.190	0	0	0	0	0	403.190
402	09	01	00	Productos primarios de madera	145.938	0	0	0	0	0	145.938
402	09	02	00	Muebles y accesorios de madera para edificaciones	257.252	0	0	0	0	0	257.252
402	10	00	00	Productos varios y útiles diversos	3.197.148	0	0	0	0	0	3.197.148
402	10	01	00	Artículos de deporte, recreación y juguetes	79.945	0	0	0	0	0	79.945
402	10	02	00	Materiales y útiles de limpieza y aseo	239.350	0	0	0	0	0	239.350
402	10	03	00	Utensilios de cocina y comedor	6.834	0	0	0	0	0	6.834
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	340.117	0	0	0	0	0	340.117
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.512	0	0	0	0	0	8.512
402	10	06	00	Condecoraciones, ofrendas y similares	6.985	0	0	0	0	0	6.985

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 119661 210052000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GARANTIZAR EL DERECHO A LA DEFENSA EN TODAS LAS COMPETENCIAS ESTABLECIDAS EN LA LEY ORGÁNICA DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: INSTITUCIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	160.176	0	0	0	0	0	160.176
402	10	08	00	Materiales para equipos de computación	1.113.404	0	0	0	0	0	1.113.404
402	10	11	00	Materiales eléctricos	696.290	0	0	0	0	0	696.290
402	10	12	00	Materiales para instalaciones sanitarias	87.129	0	0	0	0	0	87.129
402	10	13	00	Materiales fotográficos	38.575	0	0	0	0	0	38.575
402	10	99	00	Otros productos y útiles diversos	419.831	0	0	0	0	0	419.831
402	99	00	00	Otros materiales y suministros	76.358	0	0	0	0	0	76.358
402	99	01	00	Otros materiales y suministros	76.358	0	0	0	0	0	76.358
403	**00**	**00**	**00**	**Servicios no personales**	**18.282.700**	**0**	**0**	**0**	**0**	**0**	**18.282.700**
403	01	00	00	Alquileres de inmuebles	1.179.863	0	0	0	0	0	1.179.863
403	01	01	00	Alquileres de edificios y locales	1.179.863	0	0	0	0	0	1.179.863
403	04	00	00	Servicios básicos	1.386.708	0	0	0	0	0	1.386.708
403	04	01	00	Electricidad	245.011	0	0	0	0	0	245.011
403	04	03	00	Agua	60.000	0	0	0	0	0	60.000
403	04	04	00	Teléfonos	302.221	0	0	0	0	0	302.221
403	04	05	00	Servicio de comunicaciones	661.576	0	0	0	0	0	661.576
403	04	06	00	Servicio de aseo urbano y domiciliario	79.963	0	0	0	0	0	79.963
403	04	07	00	Servicio de condominio	37.937	0	0	0	0	0	37.937
403	06	00	00	Servicios de transporte y almacenaje	37.110	0	0	0	0	0	37.110
403	06	03	00	Estacionamiento	20.687	0	0	0	0	0	20.687
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	16.423	0	0	0	0	0	16.423
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.994.633	0	0	0	0	0	1.994.633
403	07	02	00	Imprenta y reproducción	104.539	0	0	0	0	0	104.539
403	07	03	00	Relaciones sociales	1.736.320	0	0	0	0	0	1.736.320
403	07	04	00	Avisos	153.774	0	0	0	0	0	153.774
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.336.718	0	0	0	0	0	2.336.718
403	08	01	00	Primas y gastos de seguros	2.231.588	0	0	0	0	0	2.231.588
403	08	02	00	Comisiones y gastos bancarios	105.130	0	0	0	0	0	105.130
403	09	00	00	Viáticos y pasajes	2.255.576	0	0	0	0	0	2.255.576

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 119661 210052000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GARANTIZAR EL DERECHO A LA DEFENSA EN TODAS LAS COMPETENCIAS ESTABLECIDAS EN LA LEY ORGÁNICA DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: INSTITUCIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	1.797.574	0	0	0	0	0	1.797.574
403	09	02	00	Viáticos y pasajes fuera del país	458.002	0	0	0	0	0	458.002
403	10	00	00	Servicios profesionales y técnicos	2.090.184	0	0	0	0	0	2.090.184
403	10	03	00	Servicios de procesamiento de datos	450.000	0	0	0	0	0	450.000
403	10	07	00	Servicios de capacitación y adiestramiento	879.250	0	0	0	0	0	879.250
403	10	99	00	Otros servicios profesionales y técnicos	760.934	0	0	0	0	0	760.934
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.710.300	0	0	0	0	0	2.710.300
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.486.368	0	0	0	0	0	2.486.368
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	211.279	0	0	0	0	0	211.279
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.653	0	0	0	0	0	12.653
403	12	00	00	Conservación y reparaciones menores de obras	797.957	0	0	0	0	0	797.957
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	797.957	0	0	0	0	0	797.957
403	15	00	00	Servicios fiscales	7.651	0	0	0	0	0	7.651
403	15	02	00	Tasas y otros derechos obligatorios	7.651	0	0	0	0	0	7.651
403	18	00	00	Impuestos indirectos	2.494.908	0	0	0	0	0	2.494.908
403	18	01	00	Impuesto al valor agregado	2.494.908	0	0	0	0	0	2.494.908
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	649.663	0	0	0	0	0	649.663
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	649.663	0	0	0	0	0	649.663
403	99	00	00	Otros servicios no personales	341.429	0	0	0	0	0	341.429
403	99	01	00	Otros servicios no personales	341.429	0	0	0	0	0	341.429
404	**00**	**00**	**00**	**Activos reales**	**1.860.522**	**0**	**0**	**0**	**0**	**0**	**1.860.522**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	263.592	0	0	0	0	0	263.592
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	200.000	0	0	0	0	0	200.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	8.767	0	0	0	0	0	8.767
404	03	05	00	Maquinaria y equipos industriales y de taller	54.825	0	0	0	0	0	54.825
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	7.224	0	0	0	0	0	7.224
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	7.224	0	0	0	0	0	7.224
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	19.229	0	0	0	0	0	19.229

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 119661 210052000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GARANTIZAR EL DERECHO A LA DEFENSA EN TODAS LAS COMPETENCIAS ESTABLECIDAS EN LA LEY ORGÁNICA DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: INSTITUCIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	7.013	0	0	0	0	0	7.013
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	12.216	0	0	0	0	0	12.216
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	89.637	0	0	0	0	0	89.637
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	89.637	0	0	0	0	0	89.637
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.230.840	0	0	0	0	0	1.230.840
404	09	01	00	Mobiliario y equipos de oficina	292.376	0	0	0	0	0	292.376
404	09	03	00	Mobiliario y equipos de alojamiento	88.464	0	0	0	0	0	88.464
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	850.000	0	0	0	0	0	850.000
404	12	00	00	Activos intangibles	250.000	0	0	0	0	0	250.000
404	12	04	00	Paquetes y programas de computación	250.000	0	0	0	0	0	250.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**37.404.398**	**0**	**0**	**0**	**0**	**0**	**37.404.398**
407	01	00	00	Transferencias y donaciones corrientes internas	37.404.398	0	0	0	0	0	37.404.398
407	01	01	00	Transferencias corrientes internas al sector privado	37.404.398	0	0	0	0	0	37.404.398
407	01	01	01	Pensiones del personal empleado, obrero y militar	3.254.565	0	0	0	0	0	3.254.565
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	33.184.583	0	0	0	0	0	33.184.583
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	117.000	0	0	0	0	0	117.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	848.250	0	0	0	0	0	848.250
				Totales	**456.315.978**	**0**	**0**	**0**	**0**	**0**	**456.315.978**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 119661 210052000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GARANTIZAR EL DERECHO A LA DEFENSA EN TODAS LAS COMPETENCIAS ESTABLECIDAS EN LA LEY ORGÁNICA DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: INSTITUCIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 119661 210052000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GARANTIZAR EL DERECHO A LA DEFENSA EN TODAS LAS COMPETENCIAS ESTABLECIDAS EN LA LEY ORGÁNICA DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: INSTITUCIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210052001 DIRECCIÓN Y CONTROL DE LOS GASTOS DE LOS TRABAJADORES ACTIVOS Y JUBILADOS DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: PAGO REALIZADO **META:** 86

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**388.867.960**	0	0	0	0	0	**388.867.960**
401	01	00	00	Sueldos, salarios y otras retribuciones	194.054.499	0	0	0	0	0	194.054.499
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	182.242.975	0	0	0	0	0	182.242.975
401	01	03	00	Suplencias a empleados	4.250.000	0	0	0	0	0	4.250.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	5.568.911	0	0	0	0	0	5.568.911
401	01	18	00	Remuneraciones al personal contratado	1.938.434	0	0	0	0	0	1.938.434
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	54.179	0	0	0	0	0	54.179
401	03	00	00	Primas	66.371.660	0	0	0	0	0	66.371.660
401	03	01	00	Primas por mérito a empleados	7.071.203	0	0	0	0	0	7.071.203
401	03	02	00	Primas de transporte a empleados	275.400	0	0	0	0	0	275.400
401	03	08	00	Primas de profesionalización a empleados	23.581.690	0	0	0	0	0	23.581.690
401	03	09	00	Primas por antigüedad a empleados	33.692.665	0	0	0	0	0	33.692.665
401	03	16	00	Primas por mérito a obreros	1.057.915	0	0	0	0	0	1.057.915
401	03	21	00	Primas por antigüedad a obreros	684.051	0	0	0	0	0	684.051
401	03	47	00	Primas al personal de alto nivel y de dirección	8.736	0	0	0	0	0	8.736
401	04	00	00	Complementos de sueldos y salarios	35.188.153	0	0	0	0	0	35.188.153
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	600.000	0	0	0	0	0	600.000
401	04	06	00	Complemento a empleados por comisión de servicios	129.600	0	0	0	0	0	129.600
401	04	08	00	Bono compensatorio de alimentación a empleados	31.147.200	0	0	0	0	0	31.147.200
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	48.000	0	0	0	0	0	48.000
401	04	18	00	Bono compensatorio de alimentación a obreros	2.602.800	0	0	0	0	0	2.602.800
401	04	19	00	Bono compensatorio de transporte a obreros	14.856	0	0	0	0	0	14.856
401	04	26	00	Bono compensatorio de alimentación al personal contratado	442.800	0	0	0	0	0	442.800
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	80.000	0	0	0	0	0	80.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 119661 210052000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GARANTIZAR EL DERECHO A LA DEFENSA EN TODAS LAS COMPETENCIAS ESTABLECIDAS EN LA LEY ORGÁNICA DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: INSTITUCIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210052001 DIRECCIÓN Y CONTROL DE LOS GASTOS DE LOS TRABAJADORES ACTIVOS Y JUBILADOS DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: PAGO REALIZADO **META:** 86

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	96	00	Otros complementos a empleados	108.375	0	0	0	0	0	108.375
401	04	97	00	Otros complementos a obreros	14.522	0	0	0	0	0	14.522
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	21.531.621	0	0	0	0	0	21.531.621
401	05	03	00	Bono vacacional a empleados	20.448.326	0	0	0	0	0	20.448.326
401	05	06	00	Bono vacacional a obreros	793.064	0	0	0	0	0	793.064
401	05	08	00	Bono vacacional al personal contratado	290.231	0	0	0	0	0	290.231
401	07	00	00	Asistencia socio-económica	71.722.027	0	0	0	0	0	71.722.027
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	70.426.027	0	0	0	0	0	70.426.027
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.200.000	0	0	0	0	0	1.200.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	96.000	0	0	0	0	0	96.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**463.572**	**0**	**0**	**0**	0	0	**463.572**
402	01	00	00	Productos alimenticios y agropecuarios	80.710	0	0	0	0	0	80.710
402	01	01	00	Alimentos y bebidas para personas	80.710	0	0	0	0	0	80.710
402	03	00	00	Textiles y vestuarios	12.689	0	0	0	0	0	12.689
402	03	02	00	Prendas de vestir	5.030	0	0	0	0	0	5.030
402	03	03	00	Calzados	7.659	0	0	0	0	0	7.659
402	05	00	00	Productos de papel, cartón e impresos	5.703	0	0	0	0	0	5.703
402	05	01	00	Pulpa de madera, papel y cartón	4.460	0	0	0	0	0	4.460
402	05	02	00	Envases y cajas de papel y cartón	1.243	0	0	0	0	0	1.243
402	06	00	00	Productos químicos y derivados	312.635	0	0	0	0	0	312.635
402	06	04	00	Productos farmacéuticos y medicamentos	312.635	0	0	0	0	0	312.635
402	10	00	00	Productos varios y útiles diversos	51.835	0	0	0	0	0	51.835
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	45.490	0	0	0	0	0	45.490
402	10	99	00	Otros productos y útiles diversos	6.345	0	0	0	0	0	6.345

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 119661 210052000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GARANTIZAR EL DERECHO A LA DEFENSA EN TODAS LAS COMPETENCIAS ESTABLECIDAS EN LA LEY ORGÁNICA DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: INSTITUCIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 210052001 DIRECCIÓN Y CONTROL DE LOS GASTOS DE LOS TRABAJADORES ACTIVOS Y JUBILADOS DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: PAGO REALIZADO **META:** 86

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.595.681**	**0**	**0**	**0**	**0**	**0**	**2.595.681**
403	07	00	00	Servicios de información, impresión y relaciones públicas	717.296	0	0	0	0	0	717.296
403	07	03	00	Relaciones sociales	717.296	0	0	0	0	0	717.296
403	10	00	00	Servicios profesionales y técnicos	879.250	0	0	0	0	0	879.250
403	10	07	00	Servicios de capacitación y adiestramiento	879.250	0	0	0	0	0	879.250
403	18	00	00	Impuestos indirectos	349.472	0	0	0	0	0	349.472
403	18	01	00	Impuesto al valor agregado	349.472	0	0	0	0	0	349.472
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	649.663	0	0	0	0	0	649.663
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	649.663	0	0	0	0	0	649.663
407	**00**	**00**	**00**	**Transferencias y donaciones**	**37.404.398**	**0**	**0**	**0**	**0**	**0**	**37.404.398**
407	01	00	00	Transferencias y donaciones corrientes internas	37.404.398	0	0	0	0	0	37.404.398
407	01	01	00	Transferencias corrientes internas al sector privado	37.404.398	0	0	0	0	0	37.404.398
407	01	01	01	Pensiones del personal empleado, obrero y militar	3.254.565	0	0	0	0	0	3.254.565
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	33.184.583	0	0	0	0	0	33.184.583
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	117.000	0	0	0	0	0	117.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	848.250	0	0	0	0	0	848.250
				Totales	**429.331.611**	**0**	**0**	**0**	**0**	**0**	**429.331.611**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 119661 210052000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GARANTIZAR EL DERECHO A LA DEFENSA EN TODAS LAS COMPETENCIAS ESTABLECIDAS EN LA LEY ORGÁNICA DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: INSTITUCIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210052002 FUNCIONAMIENTO ADMINISTRATIVO

UNIDAD DE MEDIDA: PAGO REALIZADO **META:** 336

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.837.334**	**0**	**0**	**0**	**0**	**0**	**2.837.334**
402	01	00	00	Productos alimenticios y agropecuarios	229.795	0	0	0	0	0	229.795
402	01	01	00	Alimentos y bebidas para personas	229.795	0	0	0	0	0	229.795
402	02	00	00	Productos de minas, canteras y yacimientos	1.889	0	0	0	0	0	1.889
402	02	05	00	Piedra, arcilla, arena y tierra	1.889	0	0	0	0	0	1.889
402	03	00	00	Textiles y vestuarios	38.614	0	0	0	0	0	38.614
402	03	01	00	Textiles	19.443	0	0	0	0	0	19.443
402	03	02	00	Prendas de vestir	14.861	0	0	0	0	0	14.861
402	03	03	00	Calzados	4.310	0	0	0	0	0	4.310
402	04	00	00	Productos de cuero y caucho	65.423	0	0	0	0	0	65.423
402	04	02	00	Productos de cuero y sucedáneos del cuero	38.318	0	0	0	0	0	38.318
402	04	03	00	Cauchos y tripas para vehículos	27.105	0	0	0	0	0	27.105
402	05	00	00	Productos de papel, cartón e impresos	417.768	0	0	0	0	0	417.768
402	05	01	00	Pulpa de madera, papel y cartón	54.940	0	0	0	0	0	54.940
402	05	02	00	Envases y cajas de papel y cartón	2.970	0	0	0	0	0	2.970
402	05	03	00	Productos de papel y cartón para oficina	309.724	0	0	0	0	0	309.724
402	05	04	00	Libros, revistas y periódicos	7.922	0	0	0	0	0	7.922
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	42.212	0	0	0	0	0	42.212
402	06	00	00	Productos químicos y derivados	528.901	0	0	0	0	0	528.901
402	06	01	00	Sustancias químicas y de uso industrial	1.941	0	0	0	0	0	1.941
402	06	02	00	Abonos, plaguicidas y otros	704	0	0	0	0	0	704
402	06	03	00	Tintas, pinturas y colorantes	311.417	0	0	0	0	0	311.417
402	06	04	00	Productos farmacéuticos y medicamentos	57.002	0	0	0	0	0	57.002
402	06	05	00	Productos de tocador	37.368	0	0	0	0	0	37.368

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 119661 210052000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GARANTIZAR EL DERECHO A LA DEFENSA EN TODAS LAS COMPETENCIAS ESTABLECIDAS EN LA LEY ORGÁNICA DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: INSTITUCIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210052002 FUNCIONAMIENTO ADMINISTRATIVO

UNIDAD DE MEDIDA: PAGO REALIZADO **META:** 336

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	23.373	0	0	0	0	0	23.373
402	06	07	00	Productos diversos derivados del petróleo y del carbón	36.529	0	0	0	0	0	36.529
402	06	08	00	Productos plásticos	60.567	0	0	0	0	0	60.567
402	07	00	00	Productos minerales no metálicos	57.266	0	0	0	0	0	57.266
402	07	02	00	Vidrios y productos de vidrio	42.889	0	0	0	0	0	42.889
402	07	03	00	Productos de arcilla para construcción	7.696	0	0	0	0	0	7.696
402	07	04	00	Cemento, cal y yeso	6.681	0	0	0	0	0	6.681
402	08	00	00	Productos metálicos	180.796	0	0	0	0	0	180.796
402	08	01	00	Productos primarios de hierro y acero	3.430	0	0	0	0	0	3.430
402	08	02	00	Productos de metales no ferrosos	4.273	0	0	0	0	0	4.273
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	50.860	0	0	0	0	0	50.860
402	08	04	00	Productos metálicos estructurales	12.465	0	0	0	0	0	12.465
402	08	07	00	Material de señalamiento	37.252	0	0	0	0	0	37.252
402	08	09	00	Repuestos y accesorios para equipos de transporte	53.505	0	0	0	0	0	53.505
402	08	10	00	Repuestos y accesorios para otros equipos	14.905	0	0	0	0	0	14.905
402	08	99	00	Otros productos metálicos	4.106	0	0	0	0	0	4.106
402	09	00	00	Productos de madera	9.591	0	0	0	0	0	9.591
402	09	01	00	Productos primarios de madera	7.339	0	0	0	0	0	7.339
402	09	02	00	Muebles y accesorios de madera para edificaciones	2.252	0	0	0	0	0	2.252
402	10	00	00	Productos varios y útiles diversos	1.280.933	0	0	0	0	0	1.280.933
402	10	01	00	Artículos de deporte, recreación y juguetes	19.960	0	0	0	0	0	19.960
402	10	02	00	Materiales y útiles de limpieza y aseo	105.808	0	0	0	0	0	105.808
402	10	03	00	Utensilios de cocina y comedor	6.834	0	0	0	0	0	6.834
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	294.627	0	0	0	0	0	294.627

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 119661 210052000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GARANTIZAR EL DERECHO A LA DEFENSA EN TODAS LAS COMPETENCIAS ESTABLECIDAS EN LA LEY ORGÁNICA DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: INSTITUCIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210052002 FUNCIONAMIENTO ADMINISTRATIVO

UNIDAD DE MEDIDA: PAGO REALIZADO **META:** 336

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	6.985	0	0	0	0	0	6.985
402	10	07	00	Productos de seguridad en el trabajo	10.176	0	0	0	0	0	10.176
402	10	08	00	Materiales para equipos de computación	758.972	0	0	0	0	0	758.972
402	10	11	00	Materiales eléctricos	24.757	0	0	0	0	0	24.757
402	10	12	00	Materiales para instalaciones sanitarias	9.129	0	0	0	0	0	9.129
402	10	13	00	Materiales fotográficos	11.679	0	0	0	0	0	11.679
402	10	99	00	Otros productos y útiles diversos	32.006	0	0	0	0	0	32.006
402	99	00	00	Otros materiales y suministros	26.358	0	0	0	0	0	26.358
402	99	01	00	Otros materiales y suministros	26.358	0	0	0	0	0	26.358
403	**00**	**00**	**00**	**Servicios no personales**	**9.071.958**	**0**	**0**	**0**	**0**	**0**	**9.071.958**
403	01	00	00	Alquileres de inmuebles	1.179.863	0	0	0	0	0	1.179.863
403	01	01	00	Alquileres de edificios y locales	1.179.863	0	0	0	0	0	1.179.863
403	04	00	00	Servicios básicos	1.386.708	0	0	0	0	0	1.386.708
403	04	01	00	Electricidad	245.011	0	0	0	0	0	245.011
403	04	03	00	Agua	60.000	0	0	0	0	0	60.000
403	04	04	00	Teléfonos	302.221	0	0	0	0	0	302.221
403	04	05	00	Servicio de comunicaciones	661.576	0	0	0	0	0	661.576
403	04	06	00	Servicio de aseo urbano y domiciliario	79.963	0	0	0	0	0	79.963
403	04	07	00	Servicio de condominio	37.937	0	0	0	0	0	37.937
403	06	00	00	Servicios de transporte y almacenaje	37.110	0	0	0	0	0	37.110
403	06	03	00	Estacionamiento	20.687	0	0	0	0	0	20.687
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	16.423	0	0	0	0	0	16.423
403	07	00	00	Servicios de información, impresión y relaciones públicas	206.728	0	0	0	0	0	206.728
403	07	02	00	Imprenta y reproducción	76.644	0	0	0	0	0	76.644

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 119661 210052000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GARANTIZAR EL DERECHO A LA DEFENSA EN TODAS LAS COMPETENCIAS ESTABLECIDAS EN LA LEY ORGÁNICA DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: INSTITUCIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210052002 FUNCIONAMIENTO ADMINISTRATIVO

UNIDAD DE MEDIDA: PAGO REALIZADO **META:** 336

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	91.481	0	0	0	0	0	91.481
403	07	04	00	Avisos	38.603	0	0	0	0	0	38.603
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.336.718	0	0	0	0	0	2.336.718
403	08	01	00	Primas y gastos de seguros	2.231.588	0	0	0	0	0	2.231.588
403	08	02	00	Comisiones y gastos bancarios	105.130	0	0	0	0	0	105.130
403	09	00	00	Viáticos y pasajes	2.255.576	0	0	0	0	0	2.255.576
403	09	01	00	Viáticos y pasajes dentro del país	1.797.574	0	0	0	0	0	1.797.574
403	09	02	00	Viáticos y pasajes fuera del país	458.002	0	0	0	0	0	458.002
403	10	00	00	Servicios profesionales y técnicos	58.254	0	0	0	0	0	58.254
403	10	99	00	Otros servicios profesionales y técnicos	58.254	0	0	0	0	0	58.254
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	590.300	0	0	0	0	0	590.300
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	386.368	0	0	0	0	0	386.368
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	191.279	0	0	0	0	0	191.279
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.653	0	0	0	0	0	12.653
403	12	00	00	Conservación y reparaciones menores de obras	17.957	0	0	0	0	0	17.957
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	17.957	0	0	0	0	0	17.957
403	15	00	00	Servicios fiscales	7.651	0	0	0	0	0	7.651
403	15	02	00	Tasas y otros derechos obligatorios	7.651	0	0	0	0	0	7.651
403	18	00	00	Impuestos indirectos	913.664	0	0	0	0	0	913.664
403	18	01	00	Impuesto al valor agregado	913.664	0	0	0	0	0	913.664
403	99	00	00	Otros servicios no personales	81.429	0	0	0	0	0	81.429
403	99	01	00	Otros servicios no personales	81.429	0	0	0	0	0	81.429
404	**00**	**00**	**00**	**Activos reales**	**90.122**	**0**	**0**	**0**	0	0	**90.122**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	8.767	0	0	0	0	0	8.767

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 119661 210052000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GARANTIZAR EL DERECHO A LA DEFENSA EN TODAS LAS COMPETENCIAS ESTABLECIDAS EN LA LEY ORGÁNICA DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: INSTITUCIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210052002 FUNCIONAMIENTO ADMINISTRATIVO

UNIDAD DE MEDIDA: PAGO REALIZADO **META:** 336

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	8.767	0	0	0	0	0	8.767
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	7.224	0	0	0	0	0	7.224
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	7.224	0	0	0	0	0	7.224
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	19.229	0	0	0	0	0	19.229
404	07	02	00	Equipos de enseñanza, deporte y recreación	7.013	0	0	0	0	0	7.013
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	12.216	0	0	0	0	0	12.216
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	54.902	0	0	0	0	0	54.902
404	09	01	00	Mobiliario y equipos de oficina	42.376	0	0	0	0	0	42.376
404	09	03	00	Mobiliario y equipos de alojamiento	12.526	0	0	0	0	0	12.526
				Totales	**11.999.414**	**0**	**0**	**0**	**0**	**0**	**11.999.414**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 119661 210052000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GARANTIZAR EL DERECHO A LA DEFENSA EN TODAS LAS COMPETENCIAS ESTABLECIDAS EN LA LEY ORGÁNICA DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: INSTITUCIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210052003 FUNCIONAMIENTO DE SERVICIOS INTEGRALES DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: PAGO REALIZADO **META:** 18

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**6.211.863**	0	0	0	0	0	**6.211.863**
402	01	00	00	Productos alimenticios y agropecuarios	20.366	0	0	0	0	0	20.366
402	01	01	00	Alimentos y bebidas para personas	5.366	0	0	0	0	0	5.366
402	01	03	00	Productos agrícolas y pecuarios	15.000	0	0	0	0	0	15.000
402	02	00	00	Productos de minas, canteras y yacimientos	137.425	0	0	0	0	0	137.425
402	02	02	00	Petróleo crudo y gas natural	82.425	0	0	0	0	0	82.425
402	02	05	00	Piedra, arcilla, arena y tierra	55.000	0	0	0	0	0	55.000
402	03	00	00	Textiles y vestuarios	516.593	0	0	0	0	0	516.593
402	03	01	00	Textiles	56.555	0	0	0	0	0	56.555
402	03	02	00	Prendas de vestir	460.038	0	0	0	0	0	460.038
402	04	00	00	Productos de cuero y caucho	315.088	0	0	0	0	0	315.088
402	04	02	00	Productos de cuero y sucedáneos del cuero	15.000	0	0	0	0	0	15.000
402	04	03	00	Cauchos y tripas para vehículos	300.088	0	0	0	0	0	300.088
402	05	00	00	Productos de papel, cartón e impresos	72.816	0	0	0	0	0	72.816
402	05	03	00	Productos de papel y cartón para oficina	72.816	0	0	0	0	0	72.816
402	06	00	00	Productos químicos y derivados	902.071	0	0	0	0	0	902.071
402	06	01	00	Sustancias químicas y de uso industrial	56.458	0	0	0	0	0	56.458
402	06	03	00	Tintas, pinturas y colorantes	452.708	0	0	0	0	0	452.708
402	06	06	00	Combustibles y lubricantes	270.300	0	0	0	0	0	270.300
402	06	08	00	Productos plásticos	122.605	0	0	0	0	0	122.605
402	07	00	00	Productos minerales no metálicos	475.000	0	0	0	0	0	475.000
402	07	03	00	Productos de arcilla para construcción	325.000	0	0	0	0	0	325.000
402	07	04	00	Cemento, cal y yeso	150.000	0	0	0	0	0	150.000
402	08	00	00	Productos metálicos	1.734.350	0	0	0	0	0	1.734.350

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 119661 210052000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GARANTIZAR EL DERECHO A LA DEFENSA EN TODAS LAS COMPETENCIAS ESTABLECIDAS EN LA LEY ORGÁNICA DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: INSTITUCIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210052003 FUNCIONAMIENTO DE SERVICIOS INTEGRALES DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: PAGO REALIZADO **META:** 18

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	01	00	Productos primarios de hierro y acero	100.350	0	0	0	0	0	100.350
402	08	02	00	Productos de metales no ferrosos	240.000	0	0	0	0	0	240.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	420.000	0	0	0	0	0	420.000
402	08	04	00	Productos metálicos estructurales	145.000	0	0	0	0	0	145.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	259.000	0	0	0	0	0	259.000
402	08	10	00	Repuestos y accesorios para otros equipos	480.000	0	0	0	0	0	480.000
402	08	99	00	Otros productos metálicos	90.000	0	0	0	0	0	90.000
402	09	00	00	Productos de madera	393.599	0	0	0	0	0	393.599
402	09	01	00	Productos primarios de madera	138.599	0	0	0	0	0	138.599
402	09	02	00	Muebles y accesorios de madera para edificaciones	255.000	0	0	0	0	0	255.000
402	10	00	00	Productos varios y útiles diversos	1.594.555	0	0	0	0	0	1.594.555
402	10	02	00	Materiales y útiles de limpieza y aseo	133.542	0	0	0	0	0	133.542
402	10	07	00	Productos de seguridad en el trabajo	150.000	0	0	0	0	0	150.000
402	10	08	00	Materiales para equipos de computación	180.000	0	0	0	0	0	180.000
402	10	11	00	Materiales eléctricos	671.533	0	0	0	0	0	671.533
402	10	12	00	Materiales para instalaciones sanitarias	78.000	0	0	0	0	0	78.000
402	10	99	00	Otros productos y útiles diversos	381.480	0	0	0	0	0	381.480
402	99	00	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.018.142**	**0**	**0**	**0**	**0**	**0**	**5.018.142**
403	10	00	00	Servicios profesionales y técnicos	839.000	0	0	0	0	0	839.000
403	10	03	00	Servicios de procesamiento de datos	450.000	0	0	0	0	0	450.000
403	10	99	00	Otros servicios profesionales y técnicos	389.000	0	0	0	0	0	389.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.120.000	0	0	0	0	0	2.120.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 119661 210052000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GARANTIZAR EL DERECHO A LA DEFENSA EN TODAS LAS COMPETENCIAS ESTABLECIDAS EN LA LEY ORGÁNICA DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: INSTITUCIÓN FORTALECIDA

META: 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 210052003 FUNCIONAMIENTO DE SERVICIOS INTEGRALES DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: PAGO REALIZADO

META: 18

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.100.000	0	0	0	0	0	2.100.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	20.000	0	0	0	0	0	20.000
403	12	00	00	Conservación y reparaciones menores de obras	780.000	0	0	0	0	0	780.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	780.000	0	0	0	0	0	780.000
403	18	00	00	Impuestos indirectos	1.019.142	0	0	0	0	0	1.019.142
403	18	01	00	Impuesto al valor agregado	1.019.142	0	0	0	0	0	1.019.142
403	99	00	00	Otros servicios no personales	260.000	0	0	0	0	0	260.000
403	99	01	00	Otros servicios no personales	260.000	0	0	0	0	0	260.000
404	**00**	**00**	**00**	**Activos reales**	**1.770.400**	**0**	**0**	**0**	**0**	**0**	**1.770.400**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	254.825	0	0	0	0	0	254.825
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	200.000	0	0	0	0	0	200.000
404	03	05	00	Maquinaria y equipos industriales y de taller	54.825	0	0	0	0	0	54.825
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	89.637	0	0	0	0	0	89.637
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	89.637	0	0	0	0	0	89.637
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.175.938	0	0	0	0	0	1.175.938
404	09	01	00	Mobiliario y equipos de oficina	250.000	0	0	0	0	0	250.000
404	09	03	00	Mobiliario y equipos de alojamiento	75.938	0	0	0	0	0	75.938
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	850.000	0	0	0	0	0	850.000
404	12	00	00	Activos intangibles	250.000	0	0	0	0	0	250.000
404	12	04	00	Paquetes y programas de computación	250.000	0	0	0	0	0	250.000
				Totales	**13.000.405**	**0**	**0**	**0**	**0**	**0**	**13.000.405**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 119661 210052000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GARANTIZAR EL DERECHO A LA DEFENSA EN TODAS LAS COMPETENCIAS ESTABLECIDAS EN LA LEY ORGÁNICA DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: INSTITUCIÓN FORTALECIDA **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 210052004 DESARROLLO COMUNICACIONAL PARA LA ATENCIÓN INTEGRAL AL PODER POPULAR

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 12

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**387.629**	**0**	**0**	**0**	**0**	**0**	**387.629**
402	03	00	00	Textiles y vestuarios	73.221	0	0	0	0	0	73.221
402	03	02	00	Prendas de vestir	73.221	0	0	0	0	0	73.221
402	05	00	00	Productos de papel, cartón e impresos	44.583	0	0	0	0	0	44.583
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	44.583	0	0	0	0	0	44.583
402	10	00	00	Productos varios y útiles diversos	269.825	0	0	0	0	0	269.825
402	10	01	00	Artículos de deporte, recreación y juguetes	59.985	0	0	0	0	0	59.985
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.512	0	0	0	0	0	8.512
402	10	08	00	Materiales para equipos de computación	174.432	0	0	0	0	0	174.432
402	10	13	00	Materiales fotográficos	26.896	0	0	0	0	0	26.896
403	**00**	**00**	**00**	**Servicios no personales**	**1.596.919**	**0**	**0**	**0**	**0**	**0**	**1.596.919**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.070.609	0	0	0	0	0	1.070.609
403	07	02	00	Imprenta y reproducción	27.895	0	0	0	0	0	27.895
403	07	03	00	Relaciones sociales	927.543	0	0	0	0	0	927.543
403	07	04	00	Avisos	115.171	0	0	0	0	0	115.171
403	10	00	00	Servicios profesionales y técnicos	313.680	0	0	0	0	0	313.680
403	10	99	00	Otros servicios profesionales y técnicos	313.680	0	0	0	0	0	313.680
403	18	00	00	Impuestos indirectos	212.630	0	0	0	0	0	212.630
403	18	01	00	Impuesto al valor agregado	212.630	0	0	0	0	0	212.630
				Totales	**1.984.548**	**0**	**0**	**0**	**0**	**0**	**1.984.548**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 219999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.138.000

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.138.000**	**0**	**0**	**0**	**0**	**0**	**2.138.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.138.000	0	0	0	0	0	2.138.000
407	01	03	00	Transferencias corrientes internas al sector público	2.138.000	0	0	0	0	0	2.138.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.138.000	0	0	0	0	0	2.138.000
				Totales	**2.138.000**	**0**	**0**	**0**	**0**	**0**	**2.138.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 219999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.138.000

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.138.000**	**0**	**0**	**0**	**0**	**0**	**2.138.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.138.000	0	0	0	0	0	2.138.000
407	01	03	00	Transferencias corrientes internas al sector público	2.138.000	0	0	0	0	0	2.138.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.138.000	0	0	0	0	0	2.138.000
				- A0475 Fundación Gaceta Forense	2.138.000	0	0	0	0	0	2.138.000
				Totales	**2.138.000**	**0**	**0**	**0**	**0**	**0**	**2.138.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 219999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.138.000

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 219999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN GACETA FORENSE

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.138.000

RESPONSABLE/EJECUTOR: FUNDACION GACETA FORENSE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.138.000**	**0**	**0**	**0**	**0**	0	**2.138.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.138.000	0	0	0	0	0	2.138.000
407	01	03	00	Transferencias corrientes internas al sector público	2.138.000	0	0	0	0	0	2.138.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.138.000	0	0	0	0	0	2.138.000
				Totales	**2.138.000**	**0**	**0**	**0**	**0**	0	**2.138.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**1.259.779.440**	0	0	0	0	0	**1.259.779.440**
401	01	00	00	Sueldos, salarios y otras retribuciones	387.687.475	0	0	0	0	0	387.687.475
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	317.675.360	0	0	0	0	0	317.675.360
401	01	03	00	Suplencias a empleados	12.199.179	0	0	0	0	0	12.199.179
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.765.806	0	0	0	0	0	3.765.806
401	01	11	00	Salarios a obreros en puestos permanentes a tiempo parcial	4.264.716	0	0	0	0	0	4.264.716
401	01	13	00	Suplencias a obreros	40.032	0	0	0	0	0	40.032
401	01	18	00	Remuneraciones al personal contratado	48.935.663	0	0	0	0	0	48.935.663
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	416.347	0	0	0	0	0	416.347
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	241.521	0	0	0	0	0	241.521
401	01	99	00	Otras retribuciones	148.851	0	0	0	0	0	148.851
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	25.045.353	0	0	0	0	0	25.045.353
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	23.769.468	0	0	0	0	0	23.769.468
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.275.885	0	0	0	0	0	1.275.885
401	03	00	00	Primas	70.060.494	0	0	0	0	0	70.060.494
401	03	01	00	Primas por mérito a empleados	9.296.260	0	0	0	0	0	9.296.260
401	03	02	00	Primas de transporte a empleados	400.963	0	0	0	0	0	400.963
401	03	08	00	Primas de profesionalización a empleados	2.411.946	0	0	0	0	0	2.411.946
401	03	09	00	Primas por antigüedad a empleados	54.872.441	0	0	0	0	0	54.872.441
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	417.236	0	0	0	0	0	417.236
401	03	16	00	Primas por mérito a obreros	1.051.339	0	0	0	0	0	1.051.339
401	03	17	00	Primas de transporte a obreros	45.694	0	0	0	0	0	45.694
401	03	19	00	Primas por hijos de obreros	112.948	0	0	0	0	0	112.948
401	03	21	00	Primas por antigüedad a obreros	1.422.685	0	0	0	0	0	1.422.685
401	03	47	00	Primas al personal de alto nivel y de dirección	28.982	0	0	0	0	0	28.982
401	04	00	00	Complementos de sueldos y salarios	390.971.441	0	0	0	0	0	390.971.441
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	4.557.649	0	0	0	0	0	4.557.649
401	04	05	00	Complemento a empleados por gastos de representación	35.000	0	0	0	0	0	35.000
401	04	06	00	Complemento a empleados por comisión de servicios	63.521	0	0	0	0	0	63.521
401	04	08	00	Bono compensatorio de alimentación a empleados	284.277.367	0	0	0	0	0	284.277.367
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	203.878	0	0	0	0	0	203.878
401	04	18	00	Bono compensatorio de alimentación a obreros	19.375.560	0	0	0	0	0	19.375.560

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	19	00	Bono compensatorio de transporte a obreros	25.192	0	0	0	0	0	25.192
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	981.995	0	0	0	0	0	981.995
401	04	26	00	Bono compensatorio de alimentación al personal contratado	74.285.820	0	0	0	0	0	74.285.820
401	04	96	00	Otros complementos a empleados	4.690.414	0	0	0	0	0	4.690.414
401	04	97	00	Otros complementos a obreros	201.507	0	0	0	0	0	201.507
401	04	98	00	Otros complementos al personal contratado	2.273.538	0	0	0	0	0	2.273.538
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	242.077.111	0	0	0	0	0	242.077.111
401	05	01	00	Aguinaldos a empleados	159.787.043	0	0	0	0	0	159.787.043
401	05	03	00	Bono vacacional a empleados	48.754.290	0	0	0	0	0	48.754.290
401	05	04	00	Aguinaldos a obreros	4.470.926	0	0	0	0	0	4.470.926
401	05	06	00	Bono vacacional a obreros	1.787.417	0	0	0	0	0	1.787.417
401	05	07	00	Aguinaldos al personal contratado	21.497.739	0	0	0	0	0	21.497.739
401	05	08	00	Bono vacacional al personal contratado	5.651.545	0	0	0	0	0	5.651.545
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	103.355	0	0	0	0	0	103.355
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	24.796	0	0	0	0	0	24.796
401	06	00	00	Aportes patronales y legales	53.284.011	0	0	0	0	0	53.284.011
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	28.589.369	0	0	0	0	0	28.589.369
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.874.059	0	0	0	0	0	7.874.059
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	7.801.677	0	0	0	0	0	7.801.677
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.021.711	0	0	0	0	0	1.021.711
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	424.745	0	0	0	0	0	424.745
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	366.163	0	0	0	0	0	366.163
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.211.904	0	0	0	0	0	6.211.904
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	964.537	0	0	0	0	0	964.537
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	20.145	0	0	0	0	0	20.145
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	9.701	0	0	0	0	0	9.701
401	07	00	00	Asistencia socio-económica	90.653.555	0	0	0	0	0	90.653.555
401	07	02	00	Becas a empleados	347.358	0	0	0	0	0	347.358
401	07	03	00	Ayudas por matrimonio a empleados	8.822	0	0	0	0	0	8.822
401	07	04	00	Ayudas por nacimiento de hijos a empleados	18.675	0	0	0	0	0	18.675
401	07	05	00	Ayudas por defunción a empleados	10.642	0	0	0	0	0	10.642

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	41.866.007	0	0	0	0	0	41.866.007
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	57.372	0	0	0	0	0	57.372
401	07	10	00	Dotación de uniformes a empleados	20.770.836	0	0	0	0	0	20.770.836
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	5.169.245	0	0	0	0	0	5.169.245
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.694.240	0	0	0	0	0	3.694.240
401	07	18	00	Becas a obreros	229.844	0	0	0	0	0	229.844
401	07	19	00	Ayudas por matrimonio de obreros	7.036	0	0	0	0	0	7.036
401	07	20	00	Ayudas por nacimiento de hijos de obreros	7.036	0	0	0	0	0	7.036
401	07	21	00	Ayudas por defunción a obreros	26.809	0	0	0	0	0	26.809
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.113.455	0	0	0	0	0	1.113.455
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	24.477	0	0	0	0	0	24.477
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	314.753	0	0	0	0	0	314.753
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	115.624	0	0	0	0	0	115.624
401	07	33	00	Asistencia socio-económica al personal contratado	3.258.186	0	0	0	0	0	3.258.186
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	36.228	0	0	0	0	0	36.228
401	07	96	00	Otras subvenciones a empleados	11.551.729	0	0	0	0	0	11.551.729
401	07	97	00	Otras subvenciones a obreros	2.025.181	0	0	0	0	0	2.025.181
403	**00**	**00**	**00**	**Servicios no personales**	**17.583.275**	**0**	**0**	**0**	**0**	**0**	**17.583.275**
403	10	00	00	Servicios profesionales y técnicos	115.086	0	0	0	0	0	115.086
403	10	07	00	Servicios de capacitación y adiestramiento	115.086	0	0	0	0	0	115.086
403	18	00	00	Impuestos indirectos	2.812.035	0	0	0	0	0	2.812.035
403	18	01	00	Impuesto al valor agregado	2.812.035	0	0	0	0	0	2.812.035
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	14.656.154	0	0	0	0	0	14.656.154
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	14.656.154	0	0	0	0	0	14.656.154
				Totales	**1.277.362.715**	**0**	**0**	**0**	**0**	**0**	**1.277.362.715**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 210001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.259.779.440**	**0**	**0**	**0**	**0**	**0**	**1.259.779.440**
401	01	00	00	Sueldos, salarios y otras retribuciones	387.687.475	0	0	0	0	0	387.687.475
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	317.675.360	0	0	0	0	0	317.675.360
401	01	03	00	Suplencias a empleados	12.199.179	0	0	0	0	0	12.199.179
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.765.806	0	0	0	0	0	3.765.806
401	01	11	00	Salarios a obreros en puestos permanentes a tiempo parcial	4.264.716	0	0	0	0	0	4.264.716
401	01	13	00	Suplencias a obreros	40.032	0	0	0	0	0	40.032
401	01	18	00	Remuneraciones al personal contratado	48.935.663	0	0	0	0	0	48.935.663
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	416.347	0	0	0	0	0	416.347
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	241.521	0	0	0	0	0	241.521
401	01	99	00	Otras retribuciones	148.851	0	0	0	0	0	148.851
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	25.045.353	0	0	0	0	0	25.045.353
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	23.769.468	0	0	0	0	0	23.769.468
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.275.885	0	0	0	0	0	1.275.885
401	03	00	00	Primas	70.060.494	0	0	0	0	0	70.060.494
401	03	01	00	Primas por mérito a empleados	9.296.260	0	0	0	0	0	9.296.260
401	03	02	00	Primas de transporte a empleados	400.963	0	0	0	0	0	400.963
401	03	08	00	Primas de profesionalización a empleados	2.411.946	0	0	0	0	0	2.411.946
401	03	09	00	Primas por antigüedad a empleados	54.872.441	0	0	0	0	0	54.872.441
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	417.236	0	0	0	0	0	417.236
401	03	16	00	Primas por mérito a obreros	1.051.339	0	0	0	0	0	1.051.339
401	03	17	00	Primas de transporte a obreros	45.694	0	0	0	0	0	45.694
401	03	19	00	Primas por hijos de obreros	112.948	0	0	0	0	0	112.948
401	03	21	00	Primas por antigüedad a obreros	1.422.685	0	0	0	0	0	1.422.685
401	03	47	00	Primas al personal de alto nivel y de dirección	28.982	0	0	0	0	0	28.982
401	04	00	00	Complementos de sueldos y salarios	390.971.441	0	0	0	0	0	390.971.441
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	4.557.649	0	0	0	0	0	4.557.649

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 210001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	05	00	Complemento a empleados por gastos de representación	35.000	0	0	0	0	0	35.000
401	04	06	00	Complemento a empleados por comisión de servicios	63.521	0	0	0	0	0	63.521
401	04	08	00	Bono compensatorio de alimentación a empleados	284.277.367	0	0	0	0	0	284.277.367
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	203.878	0	0	0	0	0	203.878
401	04	18	00	Bono compensatorio de alimentación a obreros	19.375.560	0	0	0	0	0	19.375.560
401	04	19	00	Bono compensatorio de transporte a obreros	25.192	0	0	0	0	0	25.192
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	981.995	0	0	0	0	0	981.995
401	04	26	00	Bono compensatorio de alimentación al personal contratado	74.285.820	0	0	0	0	0	74.285.820
401	04	96	00	Otros complementos a empleados	4.690.414	0	0	0	0	0	4.690.414
401	04	97	00	Otros complementos a obreros	201.507	0	0	0	0	0	201.507
401	04	98	00	Otros complementos al personal contratado	2.273.538	0	0	0	0	0	2.273.538
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	242.077.111	0	0	0	0	0	242.077.111
401	05	01	00	Aguinaldos a empleados	159.787.043	0	0	0	0	0	159.787.043
401	05	03	00	Bono vacacional a empleados	48.754.290	0	0	0	0	0	48.754.290
401	05	04	00	Aguinaldos a obreros	4.470.926	0	0	0	0	0	4.470.926
401	05	06	00	Bono vacacional a obreros	1.787.417	0	0	0	0	0	1.787.417
401	05	07	00	Aguinaldos al personal contratado	21.497.739	0	0	0	0	0	21.497.739
401	05	08	00	Bono vacacional al personal contratado	5.651.545	0	0	0	0	0	5.651.545
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	103.355	0	0	0	0	0	103.355
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	24.796	0	0	0	0	0	24.796
401	06	00	00	Aportes patronales y legales	53.284.011	0	0	0	0	0	53.284.011
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	28.589.369	0	0	0	0	0	28.589.369
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.874.059	0	0	0	0	0	7.874.059
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	7.801.677	0	0	0	0	0	7.801.677
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.021.711	0	0	0	0	0	1.021.711
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	424.745	0	0	0	0	0	424.745
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	366.163	0	0	0	0	0	366.163

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 210001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.211.904	0	0	0	0	0	6.211.904
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	964.537	0	0	0	0	0	964.537
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	20.145	0	0	0	0	0	20.145
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	9.701	0	0	0	0	0	9.701
401	07	00	00	Asistencia socio-económica	90.653.555	0	0	0	0	0	90.653.555
401	07	02	00	Becas a empleados	347.358	0	0	0	0	0	347.358
401	07	03	00	Ayudas por matrimonio a empleados	8.822	0	0	0	0	0	8.822
401	07	04	00	Ayudas por nacimiento de hijos a empleados	18.675	0	0	0	0	0	18.675
401	07	05	00	Ayudas por defunción a empleados	10.642	0	0	0	0	0	10.642
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	41.866.007	0	0	0	0	0	41.866.007
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	57.372	0	0	0	0	0	57.372
401	07	10	00	Dotación de uniformes a empleados	20.770.836	0	0	0	0	0	20.770.836
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	5.169.245	0	0	0	0	0	5.169.245
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.694.240	0	0	0	0	0	3.694.240
401	07	18	00	Becas a obreros	229.844	0	0	0	0	0	229.844
401	07	19	00	Ayudas por matrimonio de obreros	7.036	0	0	0	0	0	7.036
401	07	20	00	Ayudas por nacimiento de hijos de obreros	7.036	0	0	0	0	0	7.036
401	07	21	00	Ayudas por defunción a obreros	26.809	0	0	0	0	0	26.809
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.113.455	0	0	0	0	0	1.113.455
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	24.477	0	0	0	0	0	24.477
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	314.753	0	0	0	0	0	314.753
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	115.624	0	0	0	0	0	115.624
401	07	33	00	Asistencia socio-económica al personal contratado	3.258.186	0	0	0	0	0	3.258.186
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	36.228	0	0	0	0	0	36.228
401	07	96	00	Otras subvenciones a empleados	11.551.729	0	0	0	0	0	11.551.729
401	07	97	00	Otras subvenciones a obreros	2.025.181	0	0	0	0	0	2.025.181

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 210001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**17.583.275**	**0**	**0**	**0**	**0**	**0**	**17.583.275**
403	10	00	00	Servicios profesionales y técnicos	115.086	0	0	0	0	0	115.086
403	10	07	00	Servicios de capacitación y adiestramiento	115.086	0	0	0	0	0	115.086
403	18	00	00	Impuestos indirectos	2.812.035	0	0	0	0	0	2.812.035
403	18	01	00	Impuesto al valor agregado	2.812.035	0	0	0	0	0	2.812.035
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	14.656.154	0	0	0	0	0	14.656.154
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	14.656.154	0	0	0	0	0	14.656.154
				Totales	**1.277.362.715**	**0**	**0**	**0**	**0**	**0**	**1.277.362.715**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **ACCIÓN CENTRALIZADA:** 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.563.764**	**0**	**0**	**0**	**0**	**0**	**20.563.764**
402	01	00	00	Productos alimenticios y agropecuarios	2.340.609	0	0	0	0	0	2.340.609
402	01	01	00	Alimentos y bebidas para personas	2.329.989	0	0	0	0	0	2.329.989
402	01	03	00	Productos agrícolas y pecuarios	10.620	0	0	0	0	0	10.620
402	02	00	00	Productos de minas, canteras y yacimientos	1.368	0	0	0	0	0	1.368
402	02	05	00	Piedra, arcilla, arena y tierra	1.368	0	0	0	0	0	1.368
402	03	00	00	Textiles y vestuarios	667.562	0	0	0	0	0	667.562
402	03	01	00	Textiles	308.997	0	0	0	0	0	308.997
402	03	02	00	Prendas de vestir	332.540	0	0	0	0	0	332.540
402	03	03	00	Calzados	26.025	0	0	0	0	0	26.025
402	04	00	00	Productos de cuero y caucho	742.626	0	0	0	0	0	742.626
402	04	02	00	Productos de cuero y sucedáneos del cuero	7.897	0	0	0	0	0	7.897
402	04	03	00	Cauchos y tripas para vehículos	734.729	0	0	0	0	0	734.729
402	05	00	00	Productos de papel, cartón e impresos	5.101.819	0	0	0	0	0	5.101.819
402	05	01	00	Pulpa de madera, papel y cartón	953.864	0	0	0	0	0	953.864
402	05	02	00	Envases y cajas de papel y cartón	75.071	0	0	0	0	0	75.071
402	05	03	00	Productos de papel y cartón para oficina	2.948.173	0	0	0	0	0	2.948.173
402	05	04	00	Libros, revistas y periódicos	88.698	0	0	0	0	0	88.698
402	05	06	00	Productos de papel y cartón para computación	549.229	0	0	0	0	0	549.229
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	486.784	0	0	0	0	0	486.784
402	06	00	00	Productos químicos y derivados	3.091.895	0	0	0	0	0	3.091.895
402	06	01	00	Sustancias químicas y de uso industrial	9.688	0	0	0	0	0	9.688
402	06	02	00	Abonos, plaguicidas y otros	32.628	0	0	0	0	0	32.628
402	06	03	00	Tintas, pinturas y colorantes	1.004.846	0	0	0	0	0	1.004.846
402	06	04	00	Productos farmacéuticos y medicamentos	1.058.699	0	0	0	0	0	1.058.699
402	06	05	00	Productos de tocador	203.450	0	0	0	0	0	203.450
402	06	06	00	Combustibles y lubricantes	143.404	0	0	0	0	0	143.404
402	06	08	00	Productos plásticos	639.180	0	0	0	0	0	639.180
402	07	00	00	Productos minerales no metálicos	32.774	0	0	0	0	0	32.774
402	07	02	00	Vidrios y productos de vidrio	23.384	0	0	0	0	0	23.384
402	07	03	00	Productos de arcilla para construcción	5.738	0	0	0	0	0	5.738
402	07	04	00	Cemento, cal y yeso	3.652	0	0	0	0	0	3.652
402	08	00	00	Productos metálicos	1.024.010	0	0	0	0	0	1.024.010

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	01	00	Productos primarios de hierro y acero	1.785	0	0	0	0	0	1.785
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	340.535	0	0	0	0	0	340.535
402	08	05	00	Materiales de orden público, seguridad y defensa	37.241	0	0	0	0	0	37.241
402	08	07	00	Material de señalamiento	175.764	0	0	0	0	0	175.764
402	08	09	00	Repuestos y accesorios para equipos de transporte	107.912	0	0	0	0	0	107.912
402	08	10	00	Repuestos y accesorios para otros equipos	284.708	0	0	0	0	0	284.708
402	08	99	00	Otros productos metálicos	76.065	0	0	0	0	0	76.065
402	10	00	00	Productos varios y útiles diversos	7.470.204	0	0	0	0	0	7.470.204
402	10	01	00	Artículos de deporte, recreación y juguetes	56.909	0	0	0	0	0	56.909
402	10	02	00	Materiales y útiles de limpieza y aseo	152.709	0	0	0	0	0	152.709
402	10	03	00	Utensilios de cocina y comedor	16.220	0	0	0	0	0	16.220
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	789.784	0	0	0	0	0	789.784
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	859.346	0	0	0	0	0	859.346
402	10	06	00	Condecoraciones, ofrendas y similares	36.127	0	0	0	0	0	36.127
402	10	07	00	Productos de seguridad en el trabajo	137.383	0	0	0	0	0	137.383
402	10	08	00	Materiales para equipos de computación	3.718.914	0	0	0	0	0	3.718.914
402	10	11	00	Materiales eléctricos	890.026	0	0	0	0	0	890.026
402	10	12	00	Materiales para instalaciones sanitarias	585.966	0	0	0	0	0	585.966
402	10	13	00	Materiales fotográficos	135.542	0	0	0	0	0	135.542
402	10	99	00	Otros productos y útiles diversos	91.278	0	0	0	0	0	91.278
402	99	00	00	Otros materiales y suministros	90.897	0	0	0	0	0	90.897
402	99	01	00	Otros materiales y suministros	90.897	0	0	0	0	0	90.897
403	**00**	**00**	**00**	**Servicios no personales**	**193.507.855**	**0**	**0**	**0**	**0**	**0**	**193.507.855**
403	01	00	00	Alquileres de inmuebles	19.000.000	0	0	0	0	0	19.000.000
403	01	01	00	Alquileres de edificios y locales	19.000.000	0	0	0	0	0	19.000.000
403	02	00	00	Alquileres de maquinaria y equipos	805.840	0	0	0	0	0	805.840
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	105.840	0	0	0	0	0	105.840
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	700.000	0	0	0	0	0	700.000
403	04	00	00	Servicios básicos	36.684.345	0	0	0	0	0	36.684.345
403	04	01	00	Electricidad	7.125.000	0	0	0	0	0	7.125.000
403	04	03	00	Agua	4.800.000	0	0	0	0	0	4.800.000
403	04	04	00	Teléfonos	14.000.000	0	0	0	0	0	14.000.000
403	04	05	00	Servicio de comunicaciones	835.762	0	0	0	0	0	835.762

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	06	00	Servicio de aseo urbano y domiciliario	577.726	0	0	0	0	0	577.726
403	04	07	00	Servicio de condominio	9.345.857	0	0	0	0	0	9.345.857
403	06	00	00	Servicios de transporte y almacenaje	1.808.535	0	0	0	0	0	1.808.535
403	06	03	00	Estacionamiento	471.453	0	0	0	0	0	471.453
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.337.082	0	0	0	0	0	1.337.082
403	07	00	00	Servicios de información, impresión y relaciones públicas	852.592	0	0	0	0	0	852.592
403	07	02	00	Imprenta y reproducción	239.442	0	0	0	0	0	239.442
403	07	03	00	Relaciones sociales	41.807	0	0	0	0	0	41.807
403	07	04	00	Avisos	571.343	0	0	0	0	0	571.343
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.320.809	0	0	0	0	0	5.320.809
403	08	01	00	Primas y gastos de seguros	5.315.548	0	0	0	0	0	5.315.548
403	08	02	00	Comisiones y gastos bancarios	5.261	0	0	0	0	0	5.261
403	09	00	00	Viáticos y pasajes	2.861.999	0	0	0	0	0	2.861.999
403	09	01	00	Viáticos y pasajes dentro del país	2.856.031	0	0	0	0	0	2.856.031
403	09	02	00	Viáticos y pasajes fuera del país	5.968	0	0	0	0	0	5.968
403	10	00	00	Servicios profesionales y técnicos	2.161.872	0	0	0	0	0	2.161.872
403	10	03	00	Servicios de procesamiento de datos	1.439.851	0	0	0	0	0	1.439.851
403	10	99	00	Otros servicios profesionales y técnicos	722.021	0	0	0	0	0	722.021
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	28.054.383	0	0	0	0	0	28.054.383
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.512.139	0	0	0	0	0	8.512.139
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	272.738	0	0	0	0	0	272.738
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	33.553	0	0	0	0	0	33.553
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	18.233.210	0	0	0	0	0	18.233.210
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.002.743	0	0	0	0	0	1.002.743
403	12	00	00	Conservación y reparaciones menores de obras	69.698.411	0	0	0	0	0	69.698.411
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	69.698.411	0	0	0	0	0	69.698.411
403	18	00	00	Impuestos indirectos	25.573.130	0	0	0	0	0	25.573.130
403	18	01	00	Impuesto al valor agregado	25.573.130	0	0	0	0	0	25.573.130
403	99	00	00	Otros servicios no personales	685.939	0	0	0	0	0	685.939
403	99	01	00	Otros servicios no personales	685.939	0	0	0	0	0	685.939
404	**00**	**00**	**00**	**Activos reales**	**42.134.325**	**0**	**0**	**0**	**0**	**0**	**42.134.325**
404	01	00	00	Repuestos y reparaciones mayores	205.628	0	0	0	0	0	205.628

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **ACCIÓN CENTRALIZADA:** 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	00	Repuestos mayores	205.628	0	0	0	0	0	205.628
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	24.441	0	0	0	0	0	24.441
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	16.621	0	0	0	0	0	16.621
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	164.566	0	0	0	0	0	164.566
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.059.021	0	0	0	0	0	3.059.021
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.396.782	0	0	0	0	0	2.396.782
404	03	05	00	Maquinaria y equipos industriales y de taller	283.885	0	0	0	0	0	283.885
404	03	06	00	Maquinaria y equipos de energía	378.354	0	0	0	0	0	378.354
404	04	00	00	Equipos de transporte, tracción y elevación	11.390.274	0	0	0	0	0	11.390.274
404	04	01	00	Vehículos automotores terrestres	11.343.640	0	0	0	0	0	11.343.640
404	04	05	00	Vehículos de tracción no motorizados	46.634	0	0	0	0	0	46.634
404	05	00	00	Equipos de comunicaciones y de señalamiento	354.241	0	0	0	0	0	354.241
404	05	01	00	Equipos de telecomunicaciones	354.241	0	0	0	0	0	354.241
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	423.558	0	0	0	0	0	423.558
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	423.558	0	0	0	0	0	423.558
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	411.947	0	0	0	0	0	411.947
404	07	02	00	Equipos de enseñanza, deporte y recreación	299.678	0	0	0	0	0	299.678
404	07	03	00	Obras de arte	77.978	0	0	0	0	0	77.978
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	21.148	0	0	0	0	0	21.148
404	07	06	00	Instrumentos musicales y equipos de audio	13.143	0	0	0	0	0	13.143
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	26.289.656	0	0	0	0	0	26.289.656
404	09	01	00	Mobiliario y equipos de oficina	10.889.437	0	0	0	0	0	10.889.437
404	09	02	00	Equipos de computación	14.766.223	0	0	0	0	0	14.766.223
404	09	03	00	Mobiliario y equipos de alojamiento	536.814	0	0	0	0	0	536.814
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	97.182	0	0	0	0	0	97.182
411	**00**	**00**	**00**	**Disminución de pasivos**	**76.564.296**	**0**	**0**	**0**	**0**	**0**	**76.564.296**
411	11	00	00	Obligaciones de ejercicios anteriores	76.564.296	0	0	0	0	0	76.564.296
411	11	04	00	Compromisos pendientes de ejercicios anteriores	76.564.296	0	0	0	0	0	76.564.296
				Totales	**332.770.240**	**0**	**0**	**0**	**0**	**0**	**332.770.240**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2013**

ACCIÓN ESPECÍFICA: 210002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.563.764**	**0**	**0**	**0**	**0**	**0**	**20.563.764**
402	01	00	00	Productos alimenticios y agropecuarios	2.340.609	0	0	0	0	0	2.340.609
402	01	01	00	Alimentos y bebidas para personas	2.329.989	0	0	0	0	0	2.329.989
402	01	03	00	Productos agrícolas y pecuarios	10.620	0	0	0	0	0	10.620
402	02	00	00	Productos de minas, canteras y yacimientos	1.368	0	0	0	0	0	1.368
402	02	05	00	Piedra, arcilla, arena y tierra	1.368	0	0	0	0	0	1.368
402	03	00	00	Textiles y vestuarios	667.562	0	0	0	0	0	667.562
402	03	01	00	Textiles	308.997	0	0	0	0	0	308.997
402	03	02	00	Prendas de vestir	332.540	0	0	0	0	0	332.540
402	03	03	00	Calzados	26.025	0	0	0	0	0	26.025
402	04	00	00	Productos de cuero y caucho	742.626	0	0	0	0	0	742.626
402	04	02	00	Productos de cuero y sucedáneos del cuero	7.897	0	0	0	0	0	7.897
402	04	03	00	Cauchos y tripas para vehículos	734.729	0	0	0	0	0	734.729
402	05	00	00	Productos de papel, cartón e impresos	5.101.819	0	0	0	0	0	5.101.819
402	05	01	00	Pulpa de madera, papel y cartón	953.864	0	0	0	0	0	953.864
402	05	02	00	Envases y cajas de papel y cartón	75.071	0	0	0	0	0	75.071
402	05	03	00	Productos de papel y cartón para oficina	2.948.173	0	0	0	0	0	2.948.173
402	05	04	00	Libros, revistas y periódicos	88.698	0	0	0	0	0	88.698
402	05	06	00	Productos de papel y cartón para computación	549.229	0	0	0	0	0	549.229
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	486.784	0	0	0	0	0	486.784
402	06	00	00	Productos químicos y derivados	3.091.895	0	0	0	0	0	3.091.895
402	06	01	00	Sustancias químicas y de uso industrial	9.688	0	0	0	0	0	9.688
402	06	02	00	Abonos, plaguicidas y otros	32.628	0	0	0	0	0	32.628
402	06	03	00	Tintas, pinturas y colorantes	1.004.846	0	0	0	0	0	1.004.846
402	06	04	00	Productos farmacéuticos y medicamentos	1.058.699	0	0	0	0	0	1.058.699
402	06	05	00	Productos de tocador	203.450	0	0	0	0	0	203.450
402	06	06	00	Combustibles y lubricantes	143.404	0	0	0	0	0	143.404
402	06	08	00	Productos plásticos	639.180	0	0	0	0	0	639.180

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 210002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	00	00	Productos minerales no metálicos	32.774	0	0	0	0	0	32.774
402	07	02	00	Vidrios y productos de vidrio	23.384	0	0	0	0	0	23.384
402	07	03	00	Productos de arcilla para construcción	5.738	0	0	0	0	0	5.738
402	07	04	00	Cemento, cal y yeso	3.652	0	0	0	0	0	3.652
402	08	00	00	Productos metálicos	1.024.010	0	0	0	0	0	1.024.010
402	08	01	00	Productos primarios de hierro y acero	1.785	0	0	0	0	0	1.785
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	340.535	0	0	0	0	0	340.535
402	08	05	00	Materiales de orden público, seguridad y defensa	37.241	0	0	0	0	0	37.241
402	08	07	00	Material de señalamiento	175.764	0	0	0	0	0	175.764
402	08	09	00	Repuestos y accesorios para equipos de transporte	107.912	0	0	0	0	0	107.912
402	08	10	00	Repuestos y accesorios para otros equipos	284.708	0	0	0	0	0	284.708
402	08	99	00	Otros productos metálicos	76.065	0	0	0	0	0	76.065
402	10	00	00	Productos varios y útiles diversos	7.470.204	0	0	0	0	0	7.470.204
402	10	01	00	Artículos de deporte, recreación y juguetes	56.909	0	0	0	0	0	56.909
402	10	02	00	Materiales y útiles de limpieza y aseo	152.709	0	0	0	0	0	152.709
402	10	03	00	Utensilios de cocina y comedor	16.220	0	0	0	0	0	16.220
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	789.784	0	0	0	0	0	789.784
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	859.346	0	0	0	0	0	859.346
402	10	06	00	Condecoraciones, ofrendas y similares	36.127	0	0	0	0	0	36.127
402	10	07	00	Productos de seguridad en el trabajo	137.383	0	0	0	0	0	137.383
402	10	08	00	Materiales para equipos de computación	3.718.914	0	0	0	0	0	3.718.914
402	10	11	00	Materiales eléctricos	890.026	0	0	0	0	0	890.026
402	10	12	00	Materiales para instalaciones sanitarias	585.966	0	0	0	0	0	585.966
402	10	13	00	Materiales fotográficos	135.542	0	0	0	0	0	135.542
402	10	99	00	Otros productos y útiles diversos	91.278	0	0	0	0	0	91.278
402	99	00	00	Otros materiales y suministros	90.897	0	0	0	0	0	90.897
402	99	01	00	Otros materiales y suministros	90.897	0	0	0	0	0	90.897
403	**00**	**00**	**00**	**Servicios no personales**	**193.507.855**	**0**	**0**	**0**	**0**	**0**	**193.507.855**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 210002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	00	00	Alquileres de inmuebles	19.000.000	0	0	0	0	0	19.000.000
403	01	01	00	Alquileres de edificios y locales	19.000.000	0	0	0	0	0	19.000.000
403	02	00	00	Alquileres de maquinaria y equipos	805.840	0	0	0	0	0	805.840
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	105.840	0	0	0	0	0	105.840
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	700.000	0	0	0	0	0	700.000
403	04	00	00	Servicios básicos	36.684.345	0	0	0	0	0	36.684.345
403	04	01	00	Electricidad	7.125.000	0	0	0	0	0	7.125.000
403	04	03	00	Agua	4.800.000	0	0	0	0	0	4.800.000
403	04	04	00	Teléfonos	14.000.000	0	0	0	0	0	14.000.000
403	04	05	00	Servicio de comunicaciones	835.762	0	0	0	0	0	835.762
403	04	06	00	Servicio de aseo urbano y domiciliario	577.726	0	0	0	0	0	577.726
403	04	07	00	Servicio de condominio	9.345.857	0	0	0	0	0	9.345.857
403	06	00	00	Servicios de transporte y almacenaje	1.808.535	0	0	0	0	0	1.808.535
403	06	03	00	Estacionamiento	471.453	0	0	0	0	0	471.453
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.337.082	0	0	0	0	0	1.337.082
403	07	00	00	Servicios de información, impresión y relaciones públicas	852.592	0	0	0	0	0	852.592
403	07	02	00	Imprenta y reproducción	239.442	0	0	0	0	0	239.442
403	07	03	00	Relaciones sociales	41.807	0	0	0	0	0	41.807
403	07	04	00	Avisos	571.343	0	0	0	0	0	571.343
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.320.809	0	0	0	0	0	5.320.809
403	08	01	00	Primas y gastos de seguros	5.315.548	0	0	0	0	0	5.315.548
403	08	02	00	Comisiones y gastos bancarios	5.261	0	0	0	0	0	5.261
403	09	00	00	Viáticos y pasajes	2.861.999	0	0	0	0	0	2.861.999
403	09	01	00	Viáticos y pasajes dentro del país	2.856.031	0	0	0	0	0	2.856.031
403	09	02	00	Viáticos y pasajes fuera del país	5.968	0	0	0	0	0	5.968
403	10	00	00	Servicios profesionales y técnicos	2.161.872	0	0	0	0	0	2.161.872
403	10	03	00	Servicios de procesamiento de datos	1.439.851	0	0	0	0	0	1.439.851
403	10	99	00	Otros servicios profesionales y técnicos	722.021	0	0	0	0	0	722.021

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 210002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	28.054.383	0	0	0	0	0	28.054.383
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.512.139	0	0	0	0	0	8.512.139
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	272.738	0	0	0	0	0	272.738
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	33.553	0	0	0	0	0	33.553
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	18.233.210	0	0	0	0	0	18.233.210
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.002.743	0	0	0	0	0	1.002.743
403	12	00	00	Conservación y reparaciones menores de obras	69.698.411	0	0	0	0	0	69.698.411
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	69.698.411	0	0	0	0	0	69.698.411
403	18	00	00	Impuestos indirectos	25.573.130	0	0	0	0	0	25.573.130
403	18	01	00	Impuesto al valor agregado	25.573.130	0	0	0	0	0	25.573.130
403	99	00	00	Otros servicios no personales	685.939	0	0	0	0	0	685.939
403	99	01	00	Otros servicios no personales	685.939	0	0	0	0	0	685.939
404	**00**	**00**	**00**	**Activos reales**	**42.134.325**	**0**	**0**	**0**	**0**	**0**	**42.134.325**
404	01	00	00	Repuestos y reparaciones mayores	205.628	0	0	0	0	0	205.628
404	01	01	00	Repuestos mayores	205.628	0	0	0	0	0	205.628
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	24.441	0	0	0	0	0	24.441
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	16.621	0	0	0	0	0	16.621
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	164.566	0	0	0	0	0	164.566
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.059.021	0	0	0	0	0	3.059.021
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.396.782	0	0	0	0	0	2.396.782
404	03	05	00	Maquinaria y equipos industriales y de taller	283.885	0	0	0	0	0	283.885
404	03	06	00	Maquinaria y equipos de energía	378.354	0	0	0	0	0	378.354
404	04	00	00	Equipos de transporte, tracción y elevación	11.390.274	0	0	0	0	0	11.390.274
404	04	01	00	Vehículos automotores terrestres	11.343.640	0	0	0	0	0	11.343.640
404	04	05	00	Vehículos de tracción no motorizados	46.634	0	0	0	0	0	46.634
404	05	00	00	Equipos de comunicaciones y de señalamiento	354.241	0	0	0	0	0	354.241
404	05	01	00	Equipos de telecomunicaciones	354.241	0	0	0	0	0	354.241

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **ACCIÓN CENTRALIZADA:** 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 210002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	423.558	0	0	0	0	0	423.558
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	423.558	0	0	0	0	0	423.558
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	411.947	0	0	0	0	0	411.947
404	07	02	00	Equipos de enseñanza, deporte y recreación	299.678	0	0	0	0	0	299.678
404	07	03	00	Obras de arte	77.978	0	0	0	0	0	77.978
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	21.148	0	0	0	0	0	21.148
404	07	06	00	Instrumentos musicales y equipos de audio	13.143	0	0	0	0	0	13.143
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	26.289.656	0	0	0	0	0	26.289.656
404	09	01	00	Mobiliario y equipos de oficina	10.889.437	0	0	0	0	0	10.889.437
404	09	02	00	Equipos de computación	14.766.223	0	0	0	0	0	14.766.223
404	09	03	00	Mobiliario y equipos de alojamiento	536.814	0	0	0	0	0	536.814
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	97.182	0	0	0	0	0	97.182
411	**00**	**00**	**00**	**Disminución de pasivos**	**76.564.296**	**0**	**0**	**0**	**0**	**0**	**76.564.296**
411	11	00	00	Obligaciones de ejercicios anteriores	76.564.296	0	0	0	0	0	76.564.296
411	11	04	00	Compromisos pendientes de ejercicios anteriores	76.564.296	0	0	0	0	0	76.564.296
				Totales	**332.770.240**	**0**	**0**	**0**	**0**	**0**	**332.770.240**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.049.236.520**	**0**	**0**	**0**	**0**	**0**	**1.049.236.520**
407	01	00	00	Transferencias y donaciones corrientes internas	1.049.236.520	0	0	0	0	0	1.049.236.520
407	01	01	00	Transferencias corrientes internas al sector privado	1.049.236.520	0	0	0	0	0	1.049.236.520
407	01	01	01	Pensiones del personal empleado, obrero y militar	104.413.242	0	0	0	0	0	104.413.242
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	624.849.427	0	0	0	0	0	624.849.427
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	57.809.292	0	0	0	0	0	57.809.292
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	5.995.038	0	0	0	0	0	5.995.038
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.322.060	0	0	0	0	0	5.322.060
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	189.373.700	0	0	0	0	0	189.373.700
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	36.330.889	0	0	0	0	0	36.330.889
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	25.142.872	0	0	0	0	0	25.142.872
				Totales	**1.049.236.520**	**0**	**0**	**0**	**0**	**0**	**1.049.236.520**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 210003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.049.236.520**	**0**	**0**	**0**	**0**	**0**	**1.049.236.520**
407	01	00	00	Transferencias y donaciones corrientes internas	1.049.236.520	0	0	0	0	0	1.049.236.520
407	01	01	00	Transferencias corrientes internas al sector privado	1.049.236.520	0	0	0	0	0	1.049.236.520
407	01	01	01	Pensiones del personal empleado, obrero y militar	104.413.242	0	0	0	0	0	104.413.242
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	624.849.427	0	0	0	0	0	624.849.427
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	57.809.292	0	0	0	0	0	57.809.292
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	5.995.038	0	0	0	0	0	5.995.038
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.322.060	0	0	0	0	0	5.322.060
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	189.373.700	0	0	0	0	0	189.373.700
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	36.330.889	0	0	0	0	0	36.330.889
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	25.142.872	0	0	0	0	0	25.142.872
				Totales	**1.049.236.520**	**0**	**0**	**0**	**0**	**0**	**1.049.236.520**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.450.000**	**0**	**0**	**0**	**0**	**0**	**1.450.000**
402	01	00	00	Productos alimenticios y agropecuarios	40.000	0	0	0	0	0	40.000
402	01	01	00	Alimentos y bebidas para personas	40.000	0	0	0	0	0	40.000
402	03	00	00	Textiles y vestuarios	460.000	0	0	0	0	0	460.000
402	03	01	00	Textiles	240.000	0	0	0	0	0	240.000
402	03	02	00	Prendas de vestir	200.000	0	0	0	0	0	200.000
402	03	03	00	Calzados	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	60.000	0	0	0	0	0	60.000
402	05	01	00	Pulpa de madera, papel y cartón	40.000	0	0	0	0	0	40.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	600.000	0	0	0	0	0	600.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	06	04	00	Productos farmacéuticos y medicamentos	360.000	0	0	0	0	0	360.000
402	06	05	00	Productos de tocador	200.000	0	0	0	0	0	200.000
402	06	08	00	Productos plásticos	20.000	0	0	0	0	0	20.000
402	08	00	00	Productos metálicos	40.000	0	0	0	0	0	40.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	40.000	0	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	250.000	0	0	0	0	0	250.000
402	10	01	00	Artículos de deporte, recreación y juguetes	80.000	0	0	0	0	0	80.000
402	10	02	00	Materiales y útiles de limpieza y aseo	20.000	0	0	0	0	0	20.000
402	10	03	00	Utensilios de cocina y comedor	60.000	0	0	0	0	0	60.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	40.000	0	0	0	0	0	40.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	11	00	Materiales eléctricos	12.000	0	0	0	0	0	12.000
402	10	12	00	Materiales para instalaciones sanitarias	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.005.680**	**0**	**0**	**0**	**0**	**0**	**1.005.680**
403	07	00	00	Servicios de información, impresión y relaciones públicas	44.000	0	0	0	0	0	44.000
403	07	02	00	Imprenta y reproducción	4.000	0	0	0	0	0	4.000
403	07	03	00	Relaciones sociales	40.000	0	0	0	0	0	40.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	60.000	0	0	0	0	0	60.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	901.680	0	0	0	0	0	901.680
403	18	01	00	Impuesto al valor agregado	901.680	0	0	0	0	0	901.680
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.000.000**	**0**	**0**	**0**	**0**	**0**	**6.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	6.000.000	0	0	0	0	0	6.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	6.000.000	0	0	0	0	0	6.000.000
407	01	02	01	Donaciones corrientes a personas	6.000.000	0	0	0	0	0	6.000.000
				Totales	**8.455.680**	**0**	**0**	**0**	**0**	**0**	**8.455.680**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 210007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.450.000**	**0**	**0**	**0**	**0**	**0**	**1.450.000**
402	01	00	00	Productos alimenticios y agropecuarios	40.000	0	0	0	0	0	40.000
402	01	01	00	Alimentos y bebidas para personas	40.000	0	0	0	0	0	40.000
402	03	00	00	Textiles y vestuarios	460.000	0	0	0	0	0	460.000
402	03	01	00	Textiles	240.000	0	0	0	0	0	240.000
402	03	02	00	Prendas de vestir	200.000	0	0	0	0	0	200.000
402	03	03	00	Calzados	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	60.000	0	0	0	0	0	60.000
402	05	01	00	Pulpa de madera, papel y cartón	40.000	0	0	0	0	0	40.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	600.000	0	0	0	0	0	600.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	06	04	00	Productos farmacéuticos y medicamentos	360.000	0	0	0	0	0	360.000
402	06	05	00	Productos de tocador	200.000	0	0	0	0	0	200.000
402	06	08	00	Productos plásticos	20.000	0	0	0	0	0	20.000
402	08	00	00	Productos metálicos	40.000	0	0	0	0	0	40.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	40.000	0	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	250.000	0	0	0	0	0	250.000
402	10	01	00	Artículos de deporte, recreación y juguetes	80.000	0	0	0	0	0	80.000
402	10	02	00	Materiales y útiles de limpieza y aseo	20.000	0	0	0	0	0	20.000
402	10	03	00	Utensilios de cocina y comedor	60.000	0	0	0	0	0	60.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	40.000	0	0	0	0	0	40.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	11	00	Materiales eléctricos	12.000	0	0	0	0	0	12.000
402	10	12	00	Materiales para instalaciones sanitarias	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.005.680**	**0**	**0**	**0**	**0**	**0**	**1.005.680**
403	07	00	00	Servicios de información, impresión y relaciones públicas	44.000	0	0	0	0	0	44.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 210007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	4.000	0	0	0	0	0	4.000
403	07	03	00	Relaciones sociales	40.000	0	0	0	0	0	40.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	60.000	0	0	0	0	0	60.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	60.000	0	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	901.680	0	0	0	0	0	901.680
403	18	01	00	Impuesto al valor agregado	901.680	0	0	0	0	0	901.680
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.000.000**	**0**	**0**	**0**	**0**	**0**	**6.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	6.000.000	0	0	0	0	0	6.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	6.000.000	0	0	0	0	0	6.000.000
407	01	02	01	Donaciones corrientes a personas	6.000.000	0	0	0	0	0	6.000.000
				Totales	**8.455.680**	**0**	**0**	**0**	**0**	**0**	**8.455.680**

23

Ministerio Público

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.356.987.133**	**0**	**0**	**0**	**0**	**0**	**1.356.987.133**
401	01	00	00	Sueldos, salarios y otras retribuciones	447.723.472	0	0	0	0	0	447.723.472
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	389.978.448	0	0	0	0	0	389.978.448
401	01	03	00	Suplencias a empleados	10.541.996	0	0	0	0	0	10.541.996
401	01	09	00	Remuneraciones al personal en período de disponibilidad	115.000	0	0	0	0	0	115.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	25.241.293	0	0	0	0	0	25.241.293
401	01	13	00	Suplencias a obreros	1.368.398	0	0	0	0	0	1.368.398
401	01	18	00	Remuneraciones al personal contratado	19.937.792	0	0	0	0	0	19.937.792
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	294.843	0	0	0	0	0	294.843
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	245.702	0	0	0	0	0	245.702
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.422.200	0	0	0	0	0	4.422.200
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.422.200	0	0	0	0	0	4.422.200
401	03	00	00	Primas	103.026.543	0	0	0	0	0	103.026.543
401	03	02	00	Primas de transporte a empleados	69.200	0	0	0	0	0	69.200
401	03	08	00	Primas de profesionalización a empleados	18.874.800	0	0	0	0	0	18.874.800
401	03	09	00	Primas por antigüedad a empleados	60.095.713	0	0	0	0	0	60.095.713
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	19.788.586	0	0	0	0	0	19.788.586
401	03	17	00	Primas de transporte a obreros	301.248	0	0	0	0	0	301.248
401	03	21	00	Primas por antigüedad a obreros	3.896.996	0	0	0	0	0	3.896.996
401	04	00	00	Complementos de sueldos y salarios	258.567.581	0	0	0	0	0	258.567.581
401	04	05	00	Complemento a empleados por gastos de representación	660.000	0	0	0	0	0	660.000
401	04	06	00	Complemento a empleados por comisión de servicios	720.000	0	0	0	0	0	720.000
401	04	08	00	Bono compensatorio de alimentación a empleados	111.322.225	0	0	0	0	0	111.322.225
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	245.417	0	0	0	0	0	245.417
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	859.248	0	0	0	0	0	859.248
401	04	18	00	Bono compensatorio de alimentación a obreros	19.480.740	0	0	0	0	0	19.480.740
401	04	26	00	Bono compensatorio de alimentación al personal contratado	10.308.060	0	0	0	0	0	10.308.060
401	04	96	00	Otros complementos a empleados	108.754.586	0	0	0	0	0	108.754.586
401	04	97	00	Otros complementos a obreros	6.217.305	0	0	0	0	0	6.217.305
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	85.005.857	0	0	0	0	0	85.005.857
401	05	03	00	Bono vacacional a empleados	72.943.526	0	0	0	0	0	72.943.526

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	05	00	Utilidades legales y convencionales a obreros	94.035	0	0	0	0	0	94.035
401	05	06	00	Bono vacacional a obreros	5.920.789	0	0	0	0	0	5.920.789
401	05	07	00	Aguinaldos al personal contratado	5.013.368	0	0	0	0	0	5.013.368
401	05	08	00	Bono vacacional al personal contratado	1.034.139	0	0	0	0	0	1.034.139
401	06	00	00	Aportes patronales y legales	57.558.364	0	0	0	0	0	57.558.364
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	32.943.517	0	0	0	0	0	32.943.517
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.320.777	0	0	0	0	0	7.320.777
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	14.462.919	0	0	0	0	0	14.462.919
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.696.922	0	0	0	0	0	1.696.922
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	377.085	0	0	0	0	0	377.085
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	742.546	0	0	0	0	0	742.546
401	06	97	00	Otros aportes legales por obreros	14.598	0	0	0	0	0	14.598
401	07	00	00	Asistencia socio-económica	270.508.293	0	0	0	0	0	270.508.293
401	07	02	00	Becas a empleados	370.634	0	0	0	0	0	370.634
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	13.730	0	0	0	0	0	13.730
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	44.443.642	0	0	0	0	0	44.443.642
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	165.055.020	0	0	0	0	0	165.055.020
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.224.844	0	0	0	0	0	3.224.844
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	4.258.842	0	0	0	0	0	4.258.842
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	11.250.000	0	0	0	0	0	11.250.000
401	07	18	00	Becas a obreros	186.456	0	0	0	0	0	186.456
401	07	19	00	Ayudas por matrimonio de obreros	8.000	0	0	0	0	0	8.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	20.000	0	0	0	0	0	20.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	37.600	0	0	0	0	0	37.600
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.402.742	0	0	0	0	0	2.402.742
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	24.078.000	0	0	0	0	0	24.078.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	723.520	0	0	0	0	0	723.520
401	07	26	00	Dotación de uniformes a obreros	10.354.375	0	0	0	0	0	10.354.375
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.330.888	0	0	0	0	0	1.330.888

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.750.000	0	0	0	0	0	1.750.000
401	07	96	00	Otras subvenciones a empleados	1.000.000	0	0	0	0	0	1.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	129.853.823	0	0	0	0	0	129.853.823
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	117.742.096	0	0	0	0	0	117.742.096
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	10.933.920	0	0	0	0	0	10.933.920
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.177.807	0	0	0	0	0	1.177.807
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	321.000	0	0	0	0	0	321.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	321.000	0	0	0	0	0	321.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**59.193.446**	**0**	**0**	**0**	**0**	**0**	**59.193.446**
402	01	00	00	Productos alimenticios y agropecuarios	10.920.213	0	0	0	0	0	10.920.213
402	01	01	00	Alimentos y bebidas para personas	10.891.913	0	0	0	0	0	10.891.913
402	01	03	00	Productos agrícolas y pecuarios	28.300	0	0	0	0	0	28.300
402	02	00	00	Productos de minas, canteras y yacimientos	98.700	0	0	0	0	0	98.700
402	02	02	00	Petróleo crudo y gas natural	82.400	0	0	0	0	0	82.400
402	02	04	00	Mineral no ferroso	150	0	0	0	0	0	150
402	02	05	00	Piedra, arcilla, arena y tierra	16.150	0	0	0	0	0	16.150
402	03	00	00	Textiles y vestuarios	1.346.649	0	0	0	0	0	1.346.649
402	03	01	00	Textiles	370.928	0	0	0	0	0	370.928
402	03	02	00	Prendas de vestir	952.721	0	0	0	0	0	952.721
402	03	03	00	Calzados	23.000	0	0	0	0	0	23.000
402	04	00	00	Productos de cuero y caucho	236.972	0	0	0	0	0	236.972
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.200	0	0	0	0	0	1.200
402	04	03	00	Cauchos y tripas para vehículos	235.272	0	0	0	0	0	235.272
402	04	99	00	Otros productos de cuero y caucho	500	0	0	0	0	0	500
402	05	00	00	Productos de papel, cartón e impresos	12.898.791	0	0	0	0	0	12.898.791
402	05	01	00	Pulpa de madera, papel y cartón	451.713	0	0	0	0	0	451.713
402	05	02	00	Envases y cajas de papel y cartón	736.589	0	0	0	0	0	736.589
402	05	03	00	Productos de papel y cartón para oficina	11.326.664	0	0	0	0	0	11.326.664
402	05	04	00	Libros, revistas y periódicos	94.397	0	0	0	0	0	94.397
402	05	05	00	Material de enseñanza	50.500	0	0	0	0	0	50.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	238.428	0	0	0	0	0	238.428

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	99	00	Otros productos de pulpa, papel y cartón	500	0	0	0	0	0	500
402	06	00	00	Productos químicos y derivados	6.013.620	0	0	0	0	0	6.013.620
402	06	01	00	Sustancias químicas y de uso industrial	288.440	0	0	0	0	0	288.440
402	06	02	00	Abonos, plaguicidas y otros	500	0	0	0	0	0	500
402	06	03	00	Tintas, pinturas y colorantes	3.294.419	0	0	0	0	0	3.294.419
402	06	04	00	Productos farmacéuticos y medicamentos	226.208	0	0	0	0	0	226.208
402	06	05	00	Productos de tocador	1.400	0	0	0	0	0	1.400
402	06	06	00	Combustibles y lubricantes	1.666.677	0	0	0	0	0	1.666.677
402	06	07	00	Productos diversos derivados del petróleo y del carbón	4.420	0	0	0	0	0	4.420
402	06	08	00	Productos plásticos	438.195	0	0	0	0	0	438.195
402	06	99	00	Otros productos de la industria química y conexos	93.361	0	0	0	0	0	93.361
402	07	00	00	Productos minerales no metálicos	65.710	0	0	0	0	0	65.710
402	07	01	00	Productos de barro, loza y porcelana	3.150	0	0	0	0	0	3.150
402	07	02	00	Vidrios y productos de vidrio	18.113	0	0	0	0	0	18.113
402	07	03	00	Productos de arcilla para construcción	15.260	0	0	0	0	0	15.260
402	07	04	00	Cemento, cal y yeso	22.311	0	0	0	0	0	22.311
402	07	99	00	Otros productos minerales no metálicos	6.876	0	0	0	0	0	6.876
402	08	00	00	Productos metálicos	5.423.238	0	0	0	0	0	5.423.238
402	08	01	00	Productos primarios de hierro y acero	31.023	0	0	0	0	0	31.023
402	08	02	00	Productos de metales no ferrosos	403.120	0	0	0	0	0	403.120
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	921.999	0	0	0	0	0	921.999
402	08	04	00	Productos metálicos estructurales	302.054	0	0	0	0	0	302.054
402	08	05	00	Materiales de orden público, seguridad y defensa	773.760	0	0	0	0	0	773.760
402	08	07	00	Material de señalamiento	36.135	0	0	0	0	0	36.135
402	08	08	00	Material de educación	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.871.550	0	0	0	0	0	1.871.550
402	08	10	00	Repuestos y accesorios para otros equipos	969.759	0	0	0	0	0	969.759
402	08	99	00	Otros productos metálicos	103.838	0	0	0	0	0	103.838
402	09	00	00	Productos de madera	280.500	0	0	0	0	0	280.500
402	09	01	00	Productos primarios de madera	180.000	0	0	0	0	0	180.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	100.000	0	0	0	0	0	100.000

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	99	00	Otros productos de madera	500	0	0	0	0	0	500
402	10	00	00	Productos varios y útiles diversos	21.503.942	0	0	0	0	0	21.503.942
402	10	01	00	Artículos de deporte, recreación y juguetes	406.663	0	0	0	0	0	406.663
402	10	02	00	Materiales y útiles de limpieza y aseo	6.188	0	0	0	0	0	6.188
402	10	03	00	Utensilios de cocina y comedor	23.500	0	0	0	0	0	23.500
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	830.067	0	0	0	0	0	830.067
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.814.521	0	0	0	0	0	2.814.521
402	10	06	00	Condecoraciones, ofrendas y similares	557.026	0	0	0	0	0	557.026
402	10	07	00	Productos de seguridad en el trabajo	830.926	0	0	0	0	0	830.926
402	10	08	00	Materiales para equipos de computación	13.983.381	0	0	0	0	0	13.983.381
402	10	10	00	Útiles religiosos	200	0	0	0	0	0	200
402	10	11	00	Materiales eléctricos	1.111.296	0	0	0	0	0	1.111.296
402	10	12	00	Materiales para instalaciones sanitarias	406.643	0	0	0	0	0	406.643
402	10	13	00	Materiales fotográficos	1.872	0	0	0	0	0	1.872
402	10	99	00	Otros productos y útiles diversos	531.659	0	0	0	0	0	531.659
402	99	00	00	Otros materiales y suministros	405.111	0	0	0	0	0	405.111
402	99	01	00	Otros materiales y suministros	405.111	0	0	0	0	0	405.111
403	**00**	**00**	**00**	**Servicios no personales**	**212.149.489**	**0**	**0**	**0**	**0**	**0**	**212.149.489**
403	01	00	00	Alquileres de inmuebles	24.053.000	0	0	0	0	0	24.053.000
403	01	01	00	Alquileres de edificios y locales	24.033.000	0	0	0	0	0	24.033.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	20.000	0	0	0	0	0	20.000
403	02	00	00	Alquileres de maquinaria y equipos	162.005	0	0	0	0	0	162.005
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	41.400	0	0	0	0	0	41.400
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	48.605	0	0	0	0	0	48.605
403	02	99	00	Alquileres de otras maquinaria y equipos	72.000	0	0	0	0	0	72.000
403	04	00	00	Servicios básicos	14.465.058	0	0	0	0	0	14.465.058
403	04	01	00	Electricidad	2.844.000	0	0	0	0	0	2.844.000
403	04	03	00	Agua	815.000	0	0	0	0	0	815.000
403	04	04	00	Teléfonos	5.955.000	0	0	0	0	0	5.955.000
403	04	05	00	Servicio de comunicaciones	3.779.058	0	0	0	0	0	3.779.058
403	04	06	00	Servicio de aseo urbano y domiciliario	252.000	0	0	0	0	0	252.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	07	00	Servicio de condominio	820.000	0	0	0	0	0	820.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	260.260	0	0	0	0	0	260.260
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	5.980	0	0	0	0	0	5.980
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	4.680	0	0	0	0	0	4.680
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	249.600	0	0	0	0	0	249.600
403	06	00	00	Servicios de transporte y almacenaje	958.419	0	0	0	0	0	958.419
403	06	01	00	Fletes y embalajes	634.201	0	0	0	0	0	634.201
403	06	03	00	Estacionamiento	12.480	0	0	0	0	0	12.480
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	311.738	0	0	0	0	0	311.738
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.459.127	0	0	0	0	0	16.459.127
403	07	01	00	Publicidad y propaganda	2.192.661	0	0	0	0	0	2.192.661
403	07	02	00	Imprenta y reproducción	4.597.665	0	0	0	0	0	4.597.665
403	07	03	00	Relaciones sociales	7.898.970	0	0	0	0	0	7.898.970
403	07	04	00	Avisos	1.769.831	0	0	0	0	0	1.769.831
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.736.300	0	0	0	0	0	7.736.300
403	08	01	00	Primas y gastos de seguros	7.331.300	0	0	0	0	0	7.331.300
403	08	02	00	Comisiones y gastos bancarios	405.000	0	0	0	0	0	405.000
403	09	00	00	Viáticos y pasajes	26.341.921	0	0	0	0	0	26.341.921
403	09	01	00	Viáticos y pasajes dentro del país	23.864.015	0	0	0	0	0	23.864.015
403	09	02	00	Viáticos y pasajes fuera del país	1.966.010	0	0	0	0	0	1.966.010
403	09	03	00	Asignación por kilómetros recorridos	511.896	0	0	0	0	0	511.896
403	10	00	00	Servicios profesionales y técnicos	9.760.937	0	0	0	0	0	9.760.937
403	10	03	00	Servicios de procesamiento de datos	1.916.058	0	0	0	0	0	1.916.058
403	10	07	00	Servicios de capacitación y adiestramiento	2.375.000	0	0	0	0	0	2.375.000
403	10	09	00	Servicios de lavandería y tintorería	6.779	0	0	0	0	0	6.779
403	10	11	00	Servicios para la elaboración y suministro de comida	2.721.600	0	0	0	0	0	2.721.600
403	10	99	00	Otros servicios profesionales y técnicos	2.741.500	0	0	0	0	0	2.741.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	21.306.698	0	0	0	0	0	21.306.698
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.744.034	0	0	0	0	0	2.744.034
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	952.428	0	0	0	0	0	952.428

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.421.100	0	0	0	0	0	1.421.100
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	16.088.776	0	0	0	0	0	16.088.776
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	100.360	0	0	0	0	0	100.360
403	12	00	00	Conservación y reparaciones menores de obras	36.651.559	0	0	0	0	0	36.651.559
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	36.651.559	0	0	0	0	0	36.651.559
403	15	00	00	Servicios fiscales	123.730	0	0	0	0	0	123.730
403	15	02	00	Tasas y otros derechos obligatorios	123.730	0	0	0	0	0	123.730
403	16	00	00	Servicios de diversión, esparcimiento y culturales	12.978.622	0	0	0	0	0	12.978.622
403	16	01	00	Servicios de diversión, esparcimiento y culturales	12.978.622	0	0	0	0	0	12.978.622
403	18	00	00	Impuestos indirectos	36.269.240	0	0	0	0	0	36.269.240
403	18	01	00	Impuesto al valor agregado	36.269.240	0	0	0	0	0	36.269.240
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.812.520	0	0	0	0	0	2.812.520
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.812.520	0	0	0	0	0	2.812.520
403	99	00	00	Otros servicios no personales	1.810.093	0	0	0	0	0	1.810.093
403	99	01	00	Otros servicios no personales	1.810.093	0	0	0	0	0	1.810.093
404	**00**	**00**	**00**	**Activos reales**	**89.264.955**	**0**	**0**	**0**	**0**	**0**	**89.264.955**
404	01	00	00	Repuestos y reparaciones mayores	2.209.326	0	0	0	0	0	2.209.326
404	01	01	00	Repuestos mayores	891.449	0	0	0	0	0	891.449
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	34.841	0	0	0	0	0	34.841
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	422.526	0	0	0	0	0	422.526
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	350.040	0	0	0	0	0	350.040
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	84.042	0	0	0	0	0	84.042
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.317.877	0	0	0	0	0	1.317.877
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	36.620	0	0	0	0	0	36.620
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	936.000	0	0	0	0	0	936.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	345.257	0	0	0	0	0	345.257
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	39.000.000	0	0	0	0	0	39.000.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	39.000.000	0	0	0	0	0	39.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	474.661	0	0	0	0	0	474.661
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	6.670	0	0	0	0	0	6.670

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	323.771	0	0	0	0	0	323.771
404	03	05	00	Maquinaria y equipos industriales y de taller	1.710	0	0	0	0	0	1.710
404	03	06	00	Maquinaria y equipos de energía	142.510	0	0	0	0	0	142.510
404	04	00	00	Equipos de transporte, tracción y elevación	16.640	0	0	0	0	0	16.640
404	04	05	00	Vehículos de tracción no motorizados	10.400	0	0	0	0	0	10.400
404	04	06	00	Equipos auxiliares de transporte	6.240	0	0	0	0	0	6.240
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.221.183	0	0	0	0	0	2.221.183
404	05	01	00	Equipos de telecomunicaciones	2.221.183	0	0	0	0	0	2.221.183
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	276.595	0	0	0	0	0	276.595
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	276.595	0	0	0	0	0	276.595
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.048.514	0	0	0	0	0	1.048.514
404	07	01	00	Equipos científicos y de laboratorio	466.606	0	0	0	0	0	466.606
404	07	02	00	Equipos de enseñanza, deporte y recreación	356.612	0	0	0	0	0	356.612
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	100.000	0	0	0	0	0	100.000
404	07	06	00	Instrumentos musicales y equipos de audio	125.296	0	0	0	0	0	125.296
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.745.604	0	0	0	0	0	14.745.604
404	09	01	00	Mobiliario y equipos de oficina	6.776.253	0	0	0	0	0	6.776.253
404	09	02	00	Equipos de computación	6.583.291	0	0	0	0	0	6.583.291
404	09	03	00	Mobiliario y equipos de alojamiento	1.344.131	0	0	0	0	0	1.344.131
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	41.929	0	0	0	0	0	41.929
404	11	00	00	Inmuebles, maquinaria y equipos usados	20.000.000	0	0	0	0	0	20.000.000
404	11	02	00	Adquisición de edificios e instalaciones	20.000.000	0	0	0	0	0	20.000.000
404	12	00	00	Activos intangibles	1.281.555	0	0	0	0	0	1.281.555
404	12	04	00	Paquetes y programas de computación	1.281.555	0	0	0	0	0	1.281.555
404	99	00	00	Otros activos reales	7.990.877	0	0	0	0	0	7.990.877
404	99	01	00	Otros activos reales	7.990.877	0	0	0	0	0	7.990.877
407	**00**	**00**	**00**	**Transferencias y donaciones**	**295.161.858**	**0**	**0**	**0**	**0**	**0**	**295.161.858**
407	01	00	00	Transferencias y donaciones corrientes internas	295.161.858	0	0	0	0	0	295.161.858
407	01	01	00	Transferencias corrientes internas al sector privado	291.075.758	0	0	0	0	0	291.075.758
407	01	01	01	Pensiones del personal empleado, obrero y militar	14.739.300	0	0	0	0	0	14.739.300
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	144.090.000	0	0	0	0	0	144.090.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.473.930	0	0	0	0	0	1.473.930
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	7.538.832	0	0	0	0	0	7.538.832
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.801.381	0	0	0	0	0	5.801.381
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	14.409.000	0	0	0	0	0	14.409.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	55.077.202	0	0	0	0	0	55.077.202
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	46.890.963	0	0	0	0	0	46.890.963
407	01	01	56	Otras asignaciones	1.055.150	0	0	0	0	0	1.055.150
407	01	02	00	Donaciones corrientes internas al sector privado	1.086.100	0	0	0	0	0	1.086.100
407	01	02	01	Donaciones corrientes a personas	1.086.100	0	0	0	0	0	1.086.100
407	01	03	00	Transferencias corrientes internas al sector público	3.000.000	0	0	0	0	0	3.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.000.000	0	0	0	0	0	3.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.668.500**	**0**	**0**	**0**	**0**	**0**	**2.668.500**
411	11	00	00	Obligaciones de ejercicios anteriores	2.668.500	0	0	0	0	0	2.668.500
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.668.500	0	0	0	0	0	1.668.500
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	1.000.000	0	0	0	0	0	1.000.000
				Totales	**2.015.425.381**	**0**	**0**	**0**	**0**	**0**	**2.015.425.381**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119295 230039000 ESTUDIO ESTADÍSTICO PARA PROMOVER EL ACCESO A LA JUSTICIA.

OBJETIVO DEL PROYECTO: CONOCER LA OPINIÓN DE LA COLECTIVIDAD EN CUANTO A LAS ATRIBUCIONES DEL MINISTERIO PÚBLICO.

UNIDAD DE MEDIDA: ESTUDIO / DIAGNÓSTICO

META: 24

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PLANIFICACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.078.870**	**0**	**0**	**0**	**0**	**0**	**2.078.870**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.031.792	0	0	0	0	0	1.031.792
401	01	18	00	Remuneraciones al personal contratado	1.031.792	0	0	0	0	0	1.031.792
401	04	00	00	Complementos de sueldos y salarios	510.300	0	0	0	0	0	510.300
401	04	26	00	Bono compensatorio de alimentación al personal contratado	510.300	0	0	0	0	0	510.300
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	247.507	0	0	0	0	0	247.507
401	05	07	00	Aguinaldos al personal contratado	213.368	0	0	0	0	0	213.368
401	05	08	00	Bono vacacional al personal contratado	34.139	0	0	0	0	0	34.139
401	06	00	00	Aportes patronales y legales	111.464	0	0	0	0	0	111.464
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	73.740	0	0	0	0	0	73.740
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	16.387	0	0	0	0	0	16.387
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	21.337	0	0	0	0	0	21.337
401	08	00	00	Prestaciones sociales e indemnizaciones	177.807	0	0	0	0	0	177.807
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	177.807	0	0	0	0	0	177.807
403	**00**	**00**	**00**	**Servicios no personales**	**115.748**	**0**	**0**	**0**	**0**	**0**	**115.748**
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.675	0	0	0	0	0	12.675
403	07	02	00	Imprenta y reproducción	12.675	0	0	0	0	0	12.675
403	09	00	00	Viáticos y pasajes	39.087	0	0	0	0	0	39.087
403	09	01	00	Viáticos y pasajes dentro del pais	39.087	0	0	0	0	0	39.087
403	18	00	00	Impuestos indirectos	58.883	0	0	0	0	0	58.883
403	18	01	00	Impuesto al valor agregado	58.883	0	0	0	0	0	58.883
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	5.103	0	0	0	0	0	5.103
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	5.103	0	0	0	0	0	5.103
404	**00**	**00**	**00**	**Activos reales**	**470.643**	**0**	**0**	**0**	**0**	**0**	**470.643**
404	12	00	00	Activos intangibles	470.643	0	0	0	0	0	470.643
404	12	04	00	Paquetes y programas de computación	470.643	0	0	0	0	0	470.643
				Totales	**2.665.261**	**0**	**0**	**0**	**0**	**0**	**2.665.261**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119295 230039000 ESTUDIO ESTADÍSTICO PARA PROMOVER EL ACCESO A LA JUSTICIA.

OBJETIVO DEL PROYECTO: CONOCER LA OPINIÓN DE LA COLECTIVIDAD EN CUANTO A LAS ATRIBUCIONES DEL MINISTERIO PÚBLICO.

UNIDAD DE MEDIDA: ESTUDIO / DIAGNÓSTICO

META: 24

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PLANIFICACIÓN

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO **PROYECTO:** 119295 230039000 ESTUDIO ESTADÍSTICO PARA PROMOVER EL ACCESO A LA JUSTICIA.

OBJETIVO DEL PROYECTO: CONOCER LA OPINIÓN DE LA COLECTIVIDAD EN CUANTO A LAS ATRIBUCIONES DEL MINISTERIO PÚBLICO.

UNIDAD DE MEDIDA: ESTUDIO / DIAGNÓSTICO **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PLANIFICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230039001 APLICACIÓN DEL INSTRUMENTO DE MEDICIÓN

UNIDAD DE MEDIDA: ENCUESTA **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INSTITUCIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.078.870**	**0**	**0**	**0**	**0**	**0**	**2.078.870**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.031.792	0	0	0	0	0	1.031.792
401	01	18	00	Remuneraciones al personal contratado	1.031.792	0	0	0	0	0	1.031.792
401	04	00	00	Complementos de sueldos y salarios	510.300	0	0	0	0	0	510.300
401	04	26	00	Bono compensatorio de alimentación al personal contratado	510.300	0	0	0	0	0	510.300
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	247.507	0	0	0	0	0	247.507
401	05	07	00	Aguinaldos al personal contratado	213.368	0	0	0	0	0	213.368
401	05	08	00	Bono vacacional al personal contratado	34.139	0	0	0	0	0	34.139
401	06	00	00	Aportes patronales y legales	111.464	0	0	0	0	0	111.464
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	73.740	0	0	0	0	0	73.740
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	16.387	0	0	0	0	0	16.387
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	21.337	0	0	0	0	0	21.337
401	08	00	00	Prestaciones sociales e indemnizaciones	177.807	0	0	0	0	0	177.807
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	177.807	0	0	0	0	0	177.807
403	**00**	**00**	**00**	**Servicios no personales**	**115.748**	**0**	**0**	**0**	**0**	**0**	**115.748**
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.675	0	0	0	0	0	12.675
403	07	02	00	Imprenta y reproducción	12.675	0	0	0	0	0	12.675
403	09	00	00	Viáticos y pasajes	39.087	0	0	0	0	0	39.087
403	09	01	00	Viáticos y pasajes dentro del pais	39.087	0	0	0	0	0	39.087
403	18	00	00	Impuestos indirectos	58.883	0	0	0	0	0	58.883
403	18	01	00	Impuesto al valor agregado	58.883	0	0	0	0	0	58.883
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	5.103	0	0	0	0	0	5.103
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	5.103	0	0	0	0	0	5.103
404	**00**	**00**	**00**	**Activos reales**	**470.643**	**0**	**0**	**0**	**0**	**0**	**470.643**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119295 230039000 ESTUDIO ESTADÍSTICO PARA PROMOVER EL ACCESO A LA JUSTICIA.

OBJETIVO DEL PROYECTO: CONOCER LA OPINIÓN DE LA COLECTIVIDAD EN CUANTO A LAS ATRIBUCIONES DEL MINISTERIO PÚBLICO.

UNIDAD DE MEDIDA: ESTUDIO / DIAGNÓSTICO **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PLANIFICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230039001 APLICACIÓN DEL INSTRUMENTO DE MEDICIÓN

UNIDAD DE MEDIDA: ENCUESTA **META:** 24 -

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INSTITUCIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	12	00	00	Activos intangibles	470.643	0	0	0	0	0	470.643
404	12	04	00	Paquetes y programas de computación	470.643	0	0	0	0	0	470.643
				Totales	**2.665.261**	**0**	**0**	**0**	**0**	**0**	**2.665.261**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119255 230040000 SEGURIDAD INTEGRAL DE LAS INSTALACIONES DEL MINISTERIO PÚBLICO A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD DEL PERSONAL QUE LABORA EN LAS SEDES DEL MINISTERIO PÚBLICO UBICADAS EN EL INTERIOR DEL PAÍS, ASÍ COMO, EL RESGUARDO DE LOS EXPEDIENTES JUDICIALES Y LOS BIENES NACIONALES, MEDIANTE LA INSTALACIÓN DE UN SISTEMA DE SEGURIDAD INTEGRAL QUE PERMITA LA CREACIÓN DE UN AMBIENTE SEGURO PARA EL DESARROLLO DE LAS FUNCIONES DEL PERSONAL QUE LABORA EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: SEDE

META: 11

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD Y TRANSPORTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**401.765**	**0**	**0**	**0**	**0**	**0**	**401.765**
402	08	00	00	Productos metálicos	22.880	0	0	0	0	0	22.880
402	08	99	00	Otros productos metálicos	22.880	0	0	0	0	0	22.880
402	10	00	00	Productos varios y útiles diversos	378.885	0	0	0	0	0	378.885
402	10	07	00	Productos de seguridad en el trabajo	203.320	0	0	0	0	0	203.320
402	10	11	00	Materiales eléctricos	7.345	0	0	0	0	0	7.345
402	10	99	00	Otros productos y útiles diversos	168.220	0	0	0	0	0	168.220
403	**00**	**00**	**00**	**Servicios no personales**	**1.672.901**	**0**	**0**	**0**	**0**	**0**	**1.672.901**
403	10	00	00	Servicios profesionales y técnicos	319.280	0	0	0	0	0	319.280
403	10	99	00	Otros servicios profesionales y técnicos	319.280	0	0	0	0	0	319.280
403	18	00	00	Impuestos indirectos	1.078.476	0	0	0	0	0	1.078.476
403	18	01	00	Impuesto al valor agregado	1.078.476	0	0	0	0	0	1.078.476
403	99	00	00	Otros servicios no personales	275.145	0	0	0	0	0	275.145
403	99	01	00	Otros servicios no personales	275.145	0	0	0	0	0	275.145
404	**00**	**00**	**00**	**Activos reales**	**8.333.557**	**0**	**0**	**0**	**0**	**0**	**8.333.557**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	342.680	0	0	0	0	0	342.680
404	09	03	00	Mobiliario y equipos de alojamiento	342.680	0	0	0	0	0	342.680
404	99	00	00	Otros activos reales	7.990.877	0	0	0	0	0	7.990.877
404	99	01	00	Otros activos reales	7.990.877	0	0	0	0	0	7.990.877
				Totales	**10.408.223**	**0**	**0**	**0**	**0**	**0**	**10.408.223**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119255 230040000 SEGURIDAD INTEGRAL DE LAS INSTALACIONES DEL MINISTERIO PÚBLICO A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD DEL PERSONAL QUE LABORA EN LAS SEDES DEL MINISTERIO PÚBLICO UBICADAS EN EL INTERIOR DEL PAÍS, ASÍ COMO, EL RESGUARDO DE LOS EXPEDIENTES JUDICIALES Y LOS BIENES NACIONALES, MEDIANTE LA INSTALACIÓN DE UN SISTEMA DE SEGURIDAD INTEGRAL QUE PERMITA LA CREACIÓN DE UN AMBIENTE SEGURO PARA EL DESARROLLO DE LAS FUNCIONES DEL PERSONAL QUE LABORA EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: SEDE

META: 11

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD Y TRANSPORTE

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119255 230040000 SEGURIDAD INTEGRAL DE LAS INSTALACIONES DEL MINISTERIO PÚBLICO A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD DEL PERSONAL QUE LABORA EN LAS SEDES DEL MINISTERIO PÚBLICO UBICADAS EN EL INTERIOR DEL PAÍS, ASÍ COMO, EL RESGUARDO DE LOS EXPEDIENTES JUDICIALES Y LOS BIENES NACIONALES, MEDIANTE LA INSTALACIÓN DE UN SISTEMA DE SEGURIDAD INTEGRAL QUE PERMITA LA CREACIÓN DE UN AMBIENTE SEGURO PARA EL DESARROLLO DE LAS FUNCIONES DEL PERSONAL QUE LABORA EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: SEDE **META:** 11

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD Y TRANSPORTE **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230040001 SISTEMA DE RESGUARDO DE SEDES

UNIDAD DE MEDIDA: SEDE **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD Y TRANSPORTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**958.905**	**0**	**0**	**0**	**0**	**0**	**958.905**
403	18	00	00	Impuestos indirectos	958.905	0	0	0	0	0	958.905
403	18	01	00	Impuesto al valor agregado	958.905	0	0	0	0	0	958.905
404	**00**	**00**	**00**	**Activos reales**	**7.990.877**	**0**	**0**	**0**	**0**	**0**	**7.990.877**
404	99	00	00	Otros activos reales	7.990.877	0	0	0	0	0	7.990.877
404	99	01	00	Otros activos reales	7.990.877	0	0	0	0	0	7.990.877
				Totales	**8.949.782**	**0**	**0**	**0**	**0**	**0**	**8.949.782**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119255 230040000 SEGURIDAD INTEGRAL DE LAS INSTALACIONES DEL MINISTERIO PÚBLICO A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD DEL PERSONAL QUE LABORA EN LAS SEDES DEL MINISTERIO PÚBLICO UBICADAS EN EL INTERIOR DEL PAÍS, ASÍ COMO, EL RESGUARDO DE LOS EXPEDIENTES JUDICIALES Y LOS BIENES NACIONALES, MEDIANTE LA INSTALACIÓN DE UN SISTEMA DE SEGURIDAD INTEGRAL QUE PERMITA LA CREACIÓN DE UN AMBIENTE SEGURO PARA EL DESARROLLO DE LAS FUNCIONES DEL PERSONAL QUE LABORA EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: SEDE **META:** 11

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD Y TRANSPORTE **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230040002 SEGURIDAD INDUSTRIAL DE SEDES

UNIDAD DE MEDIDA: SEDE **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD Y TRANSPORTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**401.765**	**0**	**0**	**0**	**0**	0	**401.765**
402	08	00	00	Productos metálicos	22.880	0	0	0	0	0	22.880
402	08	99	00	Otros productos metálicos	22.880	0	0	0	0	0	22.880
402	10	00	00	Productos varios y útiles diversos	378.885	0	0	0	0	0	378.885
402	10	07	00	Productos de seguridad en el trabajo	203.320	0	0	0	0	0	203.320
402	10	11	00	Materiales eléctricos	7.345	0	0	0	0	0	7.345
402	10	99	00	Otros productos y útiles diversos	168.220	0	0	0	0	0	168.220
403	**00**	**00**	**00**	**Servicios no personales**	**713.996**	**0**	**0**	**0**	**0**	0	**713.996**
403	10	00	00	Servicios profesionales y técnicos	319.280	0	0	0	0	0	319.280
403	10	99	00	Otros servicios profesionales y técnicos	319.280	0	0	0	0	0	319.280
403	18	00	00	Impuestos indirectos	119.571	0	0	0	0	0	119.571
403	18	01	00	Impuesto al valor agregado	119.571	0	0	0	0	0	119.571
403	99	00	00	Otros servicios no personales	275.145	0	0	0	0	0	275.145
403	99	01	00	Otros servicios no personales	275.145	0	0	0	0	0	275.145
404	**00**	**00**	**00**	**Activos reales**	**342.680**	**0**	**0**	**0**	**0**	0	**342.680**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	342.680	0	0	0	0	0	342.680
404	09	03	00	Mobiliario y equipos de alojamiento	342.680	0	0	0	0	0	342.680
				Totales	**1.458.441**	**0**	**0**	**0**	**0**	0	**1.458.441**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119286 230041000 SISTEMA INTEGRAL DE COMUNICACIÓN E INFORMACIÓN

OBJETIVO DEL PROYECTO: DIFUNDIR EL ROL DEL MINISTERIO PÚBLICO EN LAS DISTINTAS COMUNIDADES DEL PAÍS A TRAVÉS DE UNA CAMPAÑA DE DIVULGACIÓN CON EL FIN DE EDUCAR SOBRE LOS SERVICIOS QUE OFRECE LA INSTITUCIÓN A LOS CIUDADANOS QUE SON VÍCTIMAS DE DELITOS, PARA QUE LAS PERSONAS QUE EN DETERMINADA SITUACIÓN SEAN AFECTADAS POR UN HECHO PUNIBLE ESTÉN EN CONOCIMIENTO DE DÓNDE ACUDIR Y DE LOS DERECHOS QUE LOS ASISTEN.

UNIDAD DE MEDIDA: PRODUCTO

META: 314

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INSTITUCIONALES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**6.673.112**	**0**	**0**	**0**	**0**	**0**	**6.673.112**
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.724.338	0	0	0	0	0	5.724.338
403	07	01	00	Publicidad y propaganda	2.184.861	0	0	0	0	0	2.184.861
403	07	02	00	Imprenta y reproducción	1.779.477	0	0	0	0	0	1.779.477
403	07	04	00	Avisos	1.760.000	0	0	0	0	0	1.760.000
403	10	00	00	Servicios profesionales y técnicos	116.500	0	0	0	0	0	116.500
403	10	99	00	Otros servicios profesionales y técnicos	116.500	0	0	0	0	0	116.500
403	18	00	00	Impuestos indirectos	832.274	0	0	0	0	0	832.274
403	18	01	00	Impuesto al valor agregado	832.274	0	0	0	0	0	832.274
404	**00**	**00**	**00**	**Activos reales**	**1.094.775**	**0**	**0**	**0**	**0**	**0**	**1.094.775**
404	05	00	00	Equipos de comunicaciones y de señalamiento	906.138	0	0	0	0	0	906.138
404	05	01	00	Equipos de telecomunicaciones	906.138	0	0	0	0	0	906.138
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	188.637	0	0	0	0	0	188.637
404	07	02	00	Equipos de enseñanza, deporte y recreación	188.637	0	0	0	0	0	188.637
				Totales	**7.767.887**	**0**	**0**	**0**	**0**	**0**	**7.767.887**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119286 230041000 SISTEMA INTEGRAL DE COMUNICACIÓN E INFORMACIÓN

OBJETIVO DEL PROYECTO: DIFUNDIR EL ROL DEL MINISTERIO PÚBLICO EN LAS DISTINTAS COMUNIDADES DEL PAÍS A TRAVÉS DE UNA CAMPAÑA DE DIVULGACIÓN CON EL FIN DE EDUCAR SOBRE LOS SERVICIOS QUE OFRECE LA INSTITUCIÓN A LOS CIUDADANOS QUE SON VÍCTIMAS DE DELITOS, PARA QUE LAS PERSONAS QUE EN DETERMINADA SITUACIÓN SEAN AFECTADAS POR UN HECHO PUNIBLE ESTÉN EN CONOCIMIENTO DE DÓNDE ACUDIR Y DE LOS DERECHOS QUE LOS ASISTEN.

UNIDAD DE MEDIDA: PRODUCTO

META: 314

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INSTITUCIONALES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119286 230041000 SISTEMA INTEGRAL DE COMUNICACIÓN E INFORMACIÓN

OBJETIVO DEL PROYECTO: DIFUNDIR EL ROL DEL MINISTERIO PÚBLICO EN LAS DISTINTAS COMUNIDADES DEL PAÍS A TRAVÉS DE UNA CAMPAÑA DE DIVULGACIÓN CON EL FIN DE EDUCAR SOBRE LOS SERVICIOS QUE OFRECE LA INSTITUCIÓN A LOS CIUDADANOS QUE SON VÍCTIMAS DE DELITOS, PARA QUE LAS PERSONAS QUE EN DETERMINADA SITUACIÓN SEAN AFECTADAS POR UN HECHO PUNIBLE ESTÉN EN CONOCIMIENTO DE DÓNDE ACUDIR Y DE LOS DERECHOS QUE LOS ASISTEN.

UNIDAD DE MEDIDA: PRODUCTO **META:** 314

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230041001 DIVULGACIÓN DEL ROL DEL MINISTERIO PÚBLICO A LA POBLACIÓN GENERAL

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INSTITUCIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**6.411.259**	**0**	**0**	**0**	**0**	0	**6.411.259**
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.724.338	0	0	0	0	0	5.724.338
403	07	01	00	Publicidad y propaganda	2.184.861	0	0	0	0	0	2.184.861
403	07	02	00	Imprenta y reproducción	1.779.477	0	0	0	0	0	1.779.477
403	07	04	00	Avisos	1.760.000	0	0	0	0	0	1.760.000
403	18	00	00	Impuestos indirectos	686.921	0	0	0	0	0	686.921
403	18	01	00	Impuesto al valor agregado	686.921	0	0	0	0	0	686.921
				Totales	**6.411.259**	**0**	**0**	**0**	**0**	0	**6.411.259**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119286 230041000 SISTEMA INTEGRAL DE COMUNICACIÓN E INFORMACIÓN

OBJETIVO DEL PROYECTO: DIFUNDIR EL ROL DEL MINISTERIO PÚBLICO EN LAS DISTINTAS COMUNIDADES DEL PAÍS A TRAVÉS DE UNA CAMPAÑA DE DIVULGACIÓN CON EL FIN DE EDUCAR SOBRE LOS SERVICIOS QUE OFRECE LA INSTITUCIÓN A LOS CIUDADANOS QUE SON VÍCTIMAS DE DELITOS, PARA QUE LAS PERSONAS QUE EN DETERMINADA SITUACIÓN SEAN AFECTADAS POR UN HECHO PUNIBLE ESTÉN EN CONOCIMIENTO DE DÓNDE ACUDIR Y DE LOS DERECHOS QUE LOS ASISTEN.

UNIDAD DE MEDIDA: PRODUCTO

META: 314

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INSTITUCIONALES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 230041002 PRODUCCIÓN DE PROGRAMAS PARA RADIO Y TELEVISIÓN

UNIDAD DE MEDIDA: PROGRAMA

META: 312

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INSTITUCIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**261.853**	**0**	**0**	**0**	**0**	**0**	**261.853**
403	10	00	00	Servicios profesionales y técnicos	116.500	0	0	0	0	0	116.500
403	10	99	00	Otros servicios profesionales y técnicos	116.500	0	0	0	0	0	116.500
403	18	00	00	Impuestos indirectos	145.353	0	0	0	0	0	145.353
403	18	01	00	Impuesto al valor agregado	145.353	0	0	0	0	0	145.353
404	**00**	**00**	**00**	**Activos reales**	**1.094.775**	**0**	**0**	**0**	**0**	**0**	**1.094.775**
404	05	00	00	Equipos de comunicaciones y de señalamiento	906.138	0	0	0	0	0	906.138
404	05	01	00	Equipos de telecomunicaciones	906.138	0	0	0	0	0	906.138
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	188.637	0	0	0	0	0	188.637
404	07	02	00	Equipos de enseñanza, deporte y recreación	188.637	0	0	0	0	0	188.637
				Totales	**1.356.628**	**0**	**0**	**0**	**0**	**0**	**1.356.628**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119265 230042000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LOS DESPACHOS FISCALES

OBJETIVO DEL PROYECTO: AUTOMATIZAR LOS DESPACHOS FISCALES DEL MINISTERIO PÚBLICO POR MEDIO DEL DESPLIEGUE DE APLICACIONES INFORMÁTICAS Y LA MODERNIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA A FIN DE OPTIMIZAR LA EJECUCIÓN DE LAS PROCESOS SUSTANTIVOS Y ADMINISTRATIVOS.

UNIDAD DE MEDIDA: UNIDAD

META: 13

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.689.725**	**0**	**0**	**0**	**0**	**0**	**1.689.725**
403	10	00	00	Servicios profesionales y técnicos	1.461.058	0	0	0	0	0	1.461.058
403	10	03	00	Servicios de procesamiento de datos	1.461.058	0	0	0	0	0	1.461.058
403	18	00	00	Impuestos indirectos	228.667	0	0	0	0	0	228.667
403	18	01	00	Impuesto al valor agregado	228.667	0	0	0	0	0	228.667
404	**00**	**00**	**00**	**Activos reales**	**444.500**	**0**	**0**	**0**	**0**	**0**	**444.500**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	30.000	0	0	0	0	0	30.000
404	03	06	00	Maquinaria y equipos de energía	30.000	0	0	0	0	0	30.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	12.500	0	0	0	0	0	12.500
404	05	01	00	Equipos de telecomunicaciones	12.500	0	0	0	0	0	12.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
404	09	02	00	Equipos de computación	10.000	0	0	0	0	0	10.000
404	09	03	00	Mobiliario y equipos de alojamiento	15.000	0	0	0	0	0	15.000
404	12	00	00	Activos intangibles	377.000	0	0	0	0	0	377.000
404	12	04	00	Paquetes y programas de computación	377.000	0	0	0	0	0	377.000
				Totales	**2.134.225**	**0**	**0**	**0**	**0**	**0**	**2.134.225**

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119265 230042000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LOS DESPACHOS FISCALES

OBJETIVO DEL PROYECTO: AUTOMATIZAR LOS DESPACHOS FISCALES DEL MINISTERIO PÚBLICO POR MEDIO DEL DESPLIEGUE DE APLICACIONES INFORMÁTICAS Y LA MODERNIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA A FIN DE OPTIMIZAR LA EJECUCIÓN DE LAS PROCESOS SUSTANTIVOS Y ADMINISTRATIVOS.

UNIDAD DE MEDIDA: UNIDAD

META: 13

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119265 230042000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LOS DESPACHOS FISCALES

OBJETIVO DEL PROYECTO: AUTOMATIZAR LOS DESPACHOS FISCALES DEL MINISTERIO PÚBLICO POR MEDIO DEL DESPLIEGUE DE APLICACIONES INFORMÁTICAS Y LA MODERNIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA A FIN DE OPTIMIZAR LA EJECUCIÓN DE LAS PROCESOS SUSTANTIVOS Y ADMINISTRATIVOS.

UNIDAD DE MEDIDA: UNIDAD **META:** 13

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230042001 OPTIMIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA

UNIDAD DE MEDIDA: SEDE **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**640.035**	**0**	**0**	**0**	**0**	0	**640.035**
403	10	00	00	Servicios profesionales y técnicos	564.228	0	0	0	0	0	564.228
403	10	03	00	Servicios de procesamiento de datos	564.228	0	0	0	0	0	564.228
403	18	00	00	Impuestos indirectos	75.807	0	0	0	0	0	75.807
403	18	01	00	Impuesto al valor agregado	75.807	0	0	0	0	0	75.807
404	**00**	**00**	**00**	**Activos reales**	**67.500**	**0**	**0**	**0**	**0**	0	**67.500**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	30.000	0	0	0	0	0	30.000
404	03	06	00	Maquinaria y equipos de energia	30.000	0	0	0	0	0	30.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	12.500	0	0	0	0	0	12.500
404	05	01	00	Equipos de telecomunicaciones	12.500	0	0	0	0	0	12.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
404	09	02	00	Equipos de computación	10.000	0	0	0	0	0	10.000
404	09	03	00	Mobiliario y equipos de alojamiento	15.000	0	0	0	0	0	15.000
				Totales	**707.535**	**0**	**0**	**0**	**0**	0	**707.535**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119265 230042000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LOS DESPACHOS FISCALES

OBJETIVO DEL PROYECTO: AUTOMATIZAR LOS DESPACHOS FISCALES DEL MINISTERIO PÚBLICO POR MEDIO DEL DESPLIEGUE DE APLICACIONES INFORMÁTICAS Y LA MODERNIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA A FIN DE OPTIMIZAR LA EJECUCIÓN DE LAS PROCESOS SUSTANTIVOS Y ADMINISTRATIVOS.

UNIDAD DE MEDIDA: UNIDAD

META: 13

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 230042003 AUTOMATIZACIÓN DE LOS PROCESOS SUSTANTIVOS Y ADMINISTRATIVOS

UNIDAD DE MEDIDA: SEDE AUTOMATIZADA

META: 13

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.049.690**	**0**	**0**	**0**	**0**	**0**	**1.049.690**
403	10	00	00	Servicios profesionales y técnicos	896.830	0	0	0	0	0	896.830
403	10	03	00	Servicios de procesamiento de datos	896.830	0	0	0	0	0	896.830
403	18	00	00	Impuestos indirectos	152.860	0	0	0	0	0	152.860
403	18	01	00	Impuesto al valor agregado	152.860	0	0	0	0	0	152.860
404	**00**	**00**	**00**	**Activos reales**	**377.000**	**0**	**0**	**0**	**0**	**0**	**377.000**
404	12	00	00	Activos intangibles	377.000	0	0	0	0	0	377.000
404	12	04	00	Paquetes y programas de computación	377.000	0	0	0	0	0	377.000
				Totales	**1.426.690**	**0**	**0**	**0**	**0**	**0**	**1.426.690**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO **PROYECTO:** 119290 230043000 INFRAESTRUCTURA FÍSICA

OBJETIVO DEL PROYECTO: GARANTIZAR LA INFRAESTRUCTURA FÍSICO-ESPACIAL DEL MINISTERIO PÚBLICO, MEDIANTE EL EQUIPAMIENTO Y ÓPTIMO FUNCIONAMIENTO DE LAS DIFERENTES DEPENDENCIAS PARA MEJORAR TIEMPOS Y CALIDAD DE RESPUESTA A NIVEL NACIONAL

UNIDAD DE MEDIDA: SEDE **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIONES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.680.000**	**0**	**0**	**0**	**0**	**0**	**4.680.000**
403	18	00	00	Impuestos indirectos	4.680.000	0	0	0	0	0	4.680.000
403	18	01	00	Impuesto al valor agregado	4.680.000	0	0	0	0	0	4.680.000
404	**00**	**00**	**00**	**Activos reales**	**59.000.000**	**0**	**0**	**0**	**0**	**0**	**59.000.000**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	39.000.000	0	0	0	0	0	39.000.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	39.000.000	0	0	0	0	0	39.000.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	20.000.000	0	0	0	0	0	20.000.000
404	11	02	00	Adquisición de edificios e instalaciones	20.000.000	0	0	0	0	0	20.000.000
				Totales	**63.680.000**	**0**	**0**	**0**	**0**	**0**	**63.680.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119290 230043000 INFRAESTRUCTURA FÍSICA

OBJETIVO DEL PROYECTO: GARANTIZAR LA INFRAESTRUCTURA FÍSICO-ESPACIAL DEL MINISTERIO PÚBLICO, MEDIANTE EL EQUIPAMIENTO Y ÓPTIMO FUNCIONAMIENTO DE LAS DIFERENTES DEPENDENCIAS PARA MEJORAR TIEMPOS Y CALIDAD DE RESPUESTA A NIVEL NACIONAL

UNIDAD DE MEDIDA: SEDE

META: 15

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIONES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119290 230043000 INFRAESTRUCTURA FÍSICA

OBJETIVO DEL PROYECTO: GARANTIZAR LA INFRAESTRUCTURA FÍSICO-ESPACIAL DEL MINISTERIO PÚBLICO, MEDIANTE EL EQUIPAMIENTO Y ÓPTIMO FUNCIONAMIENTO DE LAS DIFERENTES DEPENDENCIAS PARA MEJORAR TIEMPOS Y CALIDAD DE RESPUESTA A NIVEL NACIONAL

UNIDAD DE MEDIDA: SEDE

META: 15

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIONES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 230043001 ADQUISICIÓN DE INMUEBLES

UNIDAD DE MEDIDA: SEDE

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**20.000.000**	**0**	**0**	**0**	**0**	**0**	**20.000.000**
404	11	00	00	Inmuebles, maquinaria y equipos usados	20.000.000	0	0	0	0	0	20.000.000
404	11	02	00	Adquisición de edificios e instalaciones	20.000.000	0	0	0	0	0	20.000.000
				Totales	**20.000.000**	**0**	**0**	**0**	**0**	**0**	**20.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO **PROYECTO:** 119290 230043000 INFRAESTRUCTURA FÍSICA

OBJETIVO DEL PROYECTO: GARANTIZAR LA INFRAESTRUCTURA FÍSICO-ESPACIAL DEL MINISTERIO PÚBLICO, MEDIANTE EL EQUIPAMIENTO Y ÓPTIMO FUNCIONAMIENTO DE LAS DIFERENTES DEPENDENCIAS PARA MEJORAR TIEMPOS Y CALIDAD DE RESPUESTA A NIVEL NACIONAL

UNIDAD DE MEDIDA: SEDE **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230043002 MEJORAMIENTO DE SEDES EXISTENTES

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.680.000**	**0**	**0**	**0**	**0**	**0**	**4.680.000**
403	18	00	00	Impuestos indirectos	4.680.000	0	0	0	0	0	4.680.000
403	18	01	00	Impuesto al valor agregado	4.680.000	0	0	0	0	0	4.680.000
404	**00**	**00**	**00**	**Activos reales**	**39.000.000**	**0**	**0**	**0**	**0**	**0**	**39.000.000**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	39.000.000	0	0	0	0	0	39.000.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	39.000.000	0	0	0	0	0	39.000.000
				Totales	**43.680.000**	**0**	**0**	**0**	**0**	**0**	**43.680.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119257 230044000 FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR EL DESEMPEÑO DE LOS FUNCIONARIOS (FISCALES Y ABOGADOS) DEL MINISTERIO PÚBLICO, Y OTROS FUNCIONARIOS DEL SISTEMA DE JUSTICIA, PRINCIPALMENTE LOS PERTENECIENTES A LOS ORGANISMOS DE INVESTIGACIÓN PENAL Y CUERPOS POLICIALES, MEDIANTE LA FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN QUE FACILITEN LA ACTUALIZACIÓN Y ESPECIALIZACIÓN DE SUS CONOCIMIENTOS TÉCNICOS JURÍDICOS, ASÍ COMO EL DESARROLLO DE HABILIDADES Y DESTREZAS QUE COADYUVEN CON EL CUMPLIMIENTO DE SUS FUNCIONES DE ACUERDO A LOS PRINCIPIOS Y VALORES QUE SE PROMUEVEN EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 28.900

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.942.290**	**0**	**0**	**0**	**0**	**0**	**7.942.290**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.788.044	0	0	0	0	0	3.788.044
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.735.956	0	0	0	0	0	2.735.956
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	146.088	0	0	0	0	0	146.088
401	01	18	00	Remuneraciones al personal contratado	906.000	0	0	0	0	0	906.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.000	0	0	0	0	0	4.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.000	0	0	0	0	0	4.000
401	03	00	00	Primas	785.735	0	0	0	0	0	785.735
401	03	02	00	Primas de transporte a empleados	3.000	0	0	0	0	0	3.000
401	03	08	00	Primas de profesionalización a empleados	73.200	0	0	0	0	0	73.200
401	03	09	00	Primas por antigüedad a empleados	430.619	0	0	0	0	0	430.619
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	259.773	0	0	0	0	0	259.773
401	03	17	00	Primas de transporte a obreros	1.440	0	0	0	0	0	1.440
401	03	21	00	Primas por antigüedad a obreros	17.703	0	0	0	0	0	17.703
401	04	00	00	Complementos de sueldos y salarios	1.448.324	0	0	0	0	0	1.448.324
401	04	08	00	Bono compensatorio de alimentación a empleados	738.720	0	0	0	0	0	738.720
401	04	18	00	Bono compensatorio de alimentación a obreros	97.200	0	0	0	0	0	97.200
401	04	96	00	Otros complementos a empleados	584.412	0	0	0	0	0	584.412
401	04	97	00	Otros complementos a obreros	27.992	0	0	0	0	0	27.992
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	611.573	0	0	0	0	0	611.573
401	05	03	00	Bono vacacional a empleados	584.412	0	0	0	0	0	584.412
401	05	06	00	Bono vacacional a obreros	27.161	0	0	0	0	0	27.161
401	06	00	00	Aportes patronales y legales	550.719	0	0	0	0	0	550.719
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	315.583	0	0	0	0	0	315.583
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	70.129	0	0	0	0	0	70.129
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	140.259	0	0	0	0	0	140.259
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	14.871	0	0	0	0	0	14.871

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119257 230044000 FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR EL DESEMPEÑO DE LOS FUNCIONARIOS (FISCALES Y ABOGADOS) DEL MINISTERIO PÚBLICO, Y OTROS FUNCIONARIOS DEL SISTEMA DE JUSTICIA, PRINCIPALMENTE LOS PERTENECIENTES A LOS ORGANISMOS DE INVESTIGACIÓN PENAL Y CUERPOS POLICIALES, MEDIANTE LA FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN QUE FACILITEN LA ACTUALIZACIÓN Y ESPECIALIZACIÓN DE SUS CONOCIMIENTOS TÉCNICOS JURÍDICOS, ASÍ COMO EL DESARROLLO DE HABILIDADES Y DESTREZAS QUE COADYUVEN CON EL CUMPLIMIENTO DE SUS FUNCIONES DE ACUERDO A LOS PRINCIPIOS Y VALORES QUE SE PROMUEVEN EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO

META: 28.900

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.305	0	0	0	0	0	3.305
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	6.572	0	0	0	0	0	6.572
401	07	00	00	Asistencia socio-económica	432.895	0	0	0	0	0	432.895
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	410.982	0	0	0	0	0	410.982
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	21.913	0	0	0	0	0	21.913
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	321.000	0	0	0	0	0	321.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	321.000	0	0	0	0	0	321.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.047.705**	**0**	**0**	**0**	**0**	**0**	**1.047.705**
402	01	00	00	Productos alimenticios y agropecuarios	159.556	0	0	0	0	0	159.556
402	01	01	00	Alimentos y bebidas para personas	159.556	0	0	0	0	0	159.556
402	03	00	00	Textiles y vestuarios	100.000	0	0	0	0	0	100.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	222.377	0	0	0	0	0	222.377
402	05	02	00	Envases y cajas de papel y cartón	1.905	0	0	0	0	0	1.905
402	05	03	00	Productos de papel y cartón para oficina	113.792	0	0	0	0	0	113.792
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	106.680	0	0	0	0	0	106.680
402	06	00	00	Productos químicos y derivados	24.384	0	0	0	0	0	24.384
402	06	08	00	Productos plásticos	24.384	0	0	0	0	0	24.384
402	10	00	00	Productos varios y útiles diversos	541.388	0	0	0	0	0	541.388
402	10	06	00	Condecoraciones, ofrendas y similares	104.000	0	0	0	0	0	104.000
402	10	08	00	Materiales para equipos de computación	437.388	0	0	0	0	0	437.388
403	**00**	**00**	**00**	**Servicios no personales**	**8.594.156**	**0**	**0**	**0**	**0**	**0**	**8.594.156**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.533.602	0	0	0	0	0	2.533.602
403	07	02	00	Imprenta y reproducción	1.316.894	0	0	0	0	0	1.316.894
403	07	03	00	Relaciones sociales	1.216.708	0	0	0	0	0	1.216.708
403	09	00	00	Viáticos y pasajes	5.287.885	0	0	0	0	0	5.287.885
403	09	01	00	Viáticos y pasajes dentro del pais	3.470.705	0	0	0	0	0	3.470.705
403	09	02	00	Viáticos y pasajes fuera del país	1.817.180	0	0	0	0	0	1.817.180

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119257 230044000 FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR EL DESEMPEÑO DE LOS FUNCIONARIOS (FISCALES Y ABOGADOS) DEL MINISTERIO PÚBLICO, Y OTROS FUNCIONARIOS DEL SISTEMA DE JUSTICIA, PRINCIPALMENTE LOS PERTENECIENTES A LOS ORGANISMOS DE INVESTIGACIÓN PENAL Y CUERPOS POLICIALES, MEDIANTE LA FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN QUE FACILITEN LA ACTUALIZACIÓN Y ESPECIALIZACIÓN DE SUS CONOCIMIENTOS TÉCNICOS JURÍDICOS, ASÍ COMO EL DESARROLLO DE HABILIDADES Y DESTREZAS QUE COADYUVEN CON EL CUMPLIMIENTO DE SUS FUNCIONES DE ACUERDO A LOS PRINCIPIOS Y VALORES QUE SE PROMUEVEN EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO

META: 28.900

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	15	00	00	Servicios fiscales	53.920	0	0	0	0	0	53.920
403	15	02	00	Tasas y otros derechos obligatorios	53.920	0	0	0	0	0	53.920
403	18	00	00	Impuestos indirectos	706.210	0	0	0	0	0	706.210
403	18	01	00	Impuesto al valor agregado	706.210	0	0	0	0	0	706.210
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	12.539	0	0	0	0	0	12.539
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	12.539	0	0	0	0	0	12.539
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.000**	**0**	**0**	**0**	**0**	**0**	**5.000**
407	01	00	00	Transferencias y donaciones corrientes internas	5.000	0	0	0	0	0	5.000
407	01	01	00	Transferencias corrientes internas al sector privado	5.000	0	0	0	0	0	5.000
407	01	01	56	Otras asignaciones	5.000	0	0	0	0	0	5.000
				Totales	**17.589.151**	**0**	**0**	**0**	**0**	**0**	**17.589.151**

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119257 230044000 FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR EL DESEMPEÑO DE LOS FUNCIONARIOS (FISCALES Y ABOGADOS) DEL MINISTERIO PÚBLICO, Y OTROS FUNCIONARIOS DEL SISTEMA DE JUSTICIA, PRINCIPALMENTE LOS PERTENECIENTES A LOS ORGANISMOS DE INVESTIGACIÓN PENAL Y CUERPOS POLICIALES, MEDIANTE LA FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN QUE FACILITEN LA ACTUALIZACIÓN Y ESPECIALIZACIÓN DE SUS CONOCIMIENTOS TÉCNICOS JURÍDICOS, ASÍ COMO EL DESARROLLO DE HABILIDADES Y DESTREZAS QUE COADYUVEN CON EL CUMPLIMIENTO DE SUS FUNCIONES DE ACUERDO A LOS PRINCIPIOS Y VALORES QUE SE PROMUEVEN EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO

META: 28.900

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119257 230044000 FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR EL DESEMPEÑO DE LOS FUNCIONARIOS (FISCALES Y ABOGADOS) DEL MINISTERIO PÚBLICO, Y OTROS FUNCIONARIOS DEL SISTEMA DE JUSTICIA, PRINCIPALMENTE LOS PERTENECIENTES A LOS ORGANISMOS DE INVESTIGACIÓN PENAL Y CUERPOS POLICIALES, MEDIANTE LA FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN QUE FACILITEN LA ACTUALIZACIÓN Y ESPECIALIZACIÓN DE SUS CONOCIMIENTOS TÉCNICOS JURÍDICOS, ASÍ COMO EL DESARROLLO DE HABILIDADES Y DESTREZAS QUE COADYUVEN CON EL CUMPLIMIENTO DE SUS FUNCIONES DE ACUERDO A LOS PRINCIPIOS Y VALORES QUE SE PROMUEVEN EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 28.900

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230044001 FORMACIÓN ACADÉMICA

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 100

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES DEL MINISTERIO PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.210.290**	0	0	0	0	0	**7.210.290**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.161.044	0	0	0	0	0	3.161.044
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.735.956	0	0	0	0	0	2.735.956
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	146.088	0	0	0	0	0	146.088
401	01	18	00	Remuneraciones al personal contratado	279.000	0	0	0	0	0	279.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.000	0	0	0	0	0	4.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.000	0	0	0	0	0	4.000
401	03	00	00	Primas	785.735	0	0	0	0	0	785.735
401	03	02	00	Primas de transporte a empleados	3.000	0	0	0	0	0	3.000
401	03	08	00	Primas de profesionalización a empleados	73.200	0	0	0	0	0	73.200
401	03	09	00	Primas por antigüedad a empleados	430.619	0	0	0	0	0	430.619
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	259.773	0	0	0	0	0	259.773
401	03	17	00	Primas de transporte a obreros	1.440	0	0	0	0	0	1.440
401	03	21	00	Primas por antigüedad a obreros	17.703	0	0	0	0	0	17.703
401	04	00	00	Complementos de sueldos y salarios	1.448.324	0	0	0	0	0	1.448.324
401	04	08	00	Bono compensatorio de alimentación a empleados	738.720	0	0	0	0	0	738.720
401	04	18	00	Bono compensatorio de alimentación a obreros	97.200	0	0	0	0	0	97.200
401	04	96	00	Otros complementos a empleados	584.412	0	0	0	0	0	584.412
401	04	97	00	Otros complementos a obreros	27.992	0	0	0	0	0	27.992
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	611.573	0	0	0	0	0	611.573
401	05	03	00	Bono vacacional a empleados	584.412	0	0	0	0	0	584.412
401	05	06	00	Bono vacacional a obreros	27.161	0	0	0	0	0	27.161
401	06	00	00	Aportes patronales y legales	550.719	0	0	0	0	0	550.719

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO **PROYECTO:** 119257 230044000 FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR EL DESEMPEÑO DE LOS FUNCIONARIOS (FISCALES Y ABOGADOS) DEL MINISTERIO PÚBLICO, Y OTROS FUNCIONARIOS DEL SISTEMA DE JUSTICIA, PRINCIPALMENTE LOS PERTENECIENTES A LOS ORGANISMOS DE INVESTIGACIÓN PENAL Y CUERPOS POLICIALES, MEDIANTE LA FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN QUE FACILITEN LA ACTUALIZACIÓN Y ESPECIALIZACIÓN DE SUS CONOCIMIENTOS TÉCNICOS JURÍDICOS, ASÍ COMO EL DESARROLLO DE HABILIDADES Y DESTREZAS QUE COADYUVEN CON EL CUMPLIMIENTO DE SUS FUNCIONES DE ACUERDO A LOS PRINCIPIOS Y VALORES QUE SE PROMUEVEN EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 28.900

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230044001 FORMACIÓN ACADÉMICA

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 100

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES DEL MINISTERIO PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	315.583	0	0	0	0	0	315.583
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	70.129	0	0	0	0	0	70.129
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	140.259	0	0	0	0	0	140.259
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	14.871	0	0	0	0	0	14.871
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.305	0	0	0	0	0	3.305
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	6.572	0	0	0	0	0	6.572
401	07	00	00	Asistencia socio-económica	432.895	0	0	0	0	0	432.895
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	410.982	0	0	0	0	0	410.982
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	21.913	0	0	0	0	0	21.913
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	216.000	0	0	0	0	0	216.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	216.000	0	0	0	0	0	216.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**287.726**	**0**	**0**	**0**	**0**	**0**	**287.726**
402	05	00	00	Productos de papel, cartón e impresos	37.930	0	0	0	0	0	37.930
402	05	03	00	Productos de papel y cartón para oficina	37.930	0	0	0	0	0	37.930
402	10	00	00	Productos varios y útiles diversos	249.796	0	0	0	0	0	249.796
402	10	06	00	Condecoraciones, ofrendas y similares	104.000	0	0	0	0	0	104.000
402	10	08	00	Materiales para equipos de computación	145.796	0	0	0	0	0	145.796
403	**00**	**00**	**00**	**Servicios no personales**	**435.070**	**0**	**0**	**0**	**0**	**0**	**435.070**
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	0	300.000
403	07	03	00	Relaciones sociales	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	122.531	0	0	0	0	0	122.531
403	18	01	00	Impuesto al valor agregado	122.531	0	0	0	0	0	122.531
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	12.539	0	0	0	0	0	12.539

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119257 230044000 FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR EL DESEMPEÑO DE LOS FUNCIONARIOS (FISCALES Y ABOGADOS) DEL MINISTERIO PÚBLICO, Y OTROS FUNCIONARIOS DEL SISTEMA DE JUSTICIA, PRINCIPALMENTE LOS PERTENECIENTES A LOS ORGANISMOS DE INVESTIGACIÓN PENAL Y CUERPOS POLICIALES, MEDIANTE LA FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN QUE FACILITEN LA ACTUALIZACIÓN Y ESPECIALIZACIÓN DE SUS CONOCIMIENTOS TÉCNICOS JURÍDICOS, ASÍ COMO EL DESARROLLO DE HABILIDADES Y DESTREZAS QUE COADYUVEN CON EL CUMPLIMIENTO DE SUS FUNCIONES DE ACUERDO A LOS PRINCIPIOS Y VALORES QUE SE PROMUEVEN EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 28.900

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230044001 FORMACIÓN ACADÉMICA

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 100

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES DEL MINISTERIO PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	12.539	0	0	0	0	0	12.539
				Totales	**7.933.086**	**0**	**0**	**0**	**0**	**0**	**7.933.086**

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119257 230044000 FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR EL DESEMPEÑO DE LOS FUNCIONARIOS (FISCALES Y ABOGADOS) DEL MINISTERIO PÚBLICO, Y OTROS FUNCIONARIOS DEL SISTEMA DE JUSTICIA, PRINCIPALMENTE LOS PERTENECIENTES A LOS ORGANISMOS DE INVESTIGACIÓN PENAL Y CUERPOS POLICIALES, MEDIANTE LA FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN QUE FACILITEN LA ACTUALIZACIÓN Y ESPECIALIZACIÓN DE SUS CONOCIMIENTOS TÉCNICOS JURÍDICOS, ASÍ COMO EL DESARROLLO DE HABILIDADES Y DESTREZAS QUE COADYUVEN CON EL CUMPLIMIENTO DE SUS FUNCIONES DE ACUERDO A LOS PRINCIPIOS Y VALORES QUE SE PROMUEVEN EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 28.900

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230044002 CAPACITACIÓN JURÍDICA

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 28.800

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES DEL MINISTERIO PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**210.000**	**0**	**0**	**0**	**0**	**0**	**210.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	105.000	0	0	0	0	0	105.000
401	01	18	00	Remuneraciones al personal contratado	105.000	0	0	0	0	0	105.000
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	105.000	0	0	0	0	0	105.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	105.000	0	0	0	0	0	105.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**576.252**	**0**	**0**	**0**	**0**	**0**	**576.252**
402	01	00	00	Productos alimenticios y agropecuarios	159.556	0	0	0	0	0	159.556
402	01	01	00	Alimentos y bebidas para personas	159.556	0	0	0	0	0	159.556
402	03	00	00	Textiles y vestuarios	100.000	0	0	0	0	0	100.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	146.516	0	0	0	0	0	146.516
402	05	02	00	Envases y cajas de papel y cartón	1.905	0	0	0	0	0	1.905
402	05	03	00	Productos de papel y cartón para oficina	37.931	0	0	0	0	0	37.931
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	106.680	0	0	0	0	0	106.680
402	06	00	00	Productos químicos y derivados	24.384	0	0	0	0	0	24.384
402	06	08	00	Productos plásticos	24.384	0	0	0	0	0	24.384
402	10	00	00	Productos varios y útiles diversos	145.796	0	0	0	0	0	145.796
402	10	08	00	Materiales para equipos de computación	145.796	0	0	0	0	0	145.796
403	**00**	**00**	**00**	**Servicios no personales**	**8.137.038**	**0**	**0**	**0**	**0**	**0**	**8.137.038**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.233.602	0	0	0	0	0	2.233.602
403	07	02	00	Imprenta y reproducción	1.316.894	0	0	0	0	0	1.316.894
403	07	03	00	Relaciones sociales	916.708	0	0	0	0	0	916.708
403	09	00	00	Viáticos y pasajes	5.287.885	0	0	0	0	0	5.287.885

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119257 230044000 FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR EL DESEMPEÑO DE LOS FUNCIONARIOS (FISCALES Y ABOGADOS) DEL MINISTERIO PÚBLICO, Y OTROS FUNCIONARIOS DEL SISTEMA DE JUSTICIA, PRINCIPALMENTE LOS PERTENECIENTES A LOS ORGANISMOS DE INVESTIGACIÓN PENAL Y CUERPOS POLICIALES, MEDIANTE LA FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN QUE FACILITEN LA ACTUALIZACIÓN Y ESPECIALIZACIÓN DE SUS CONOCIMIENTOS TÉCNICOS JURÍDICOS, ASÍ COMO EL DESARROLLO DE HABILIDADES Y DESTREZAS QUE COADYUVEN CON EL CUMPLIMIENTO DE SUS FUNCIONES DE ACUERDO A LOS PRINCIPIOS Y VALORES QUE SE PROMUEVEN EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 28.900

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230044002 CAPACITACIÓN JURÍDICA

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 28.800

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES DEL MINISTERIO PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	3.470.705	0	0	0	0	0	3.470.705
403	09	02	00	Viáticos y pasajes fuera del país	1.817.180	0	0	0	0	0	1.817.180
403	15	00	00	Servicios fiscales	53.920	0	0	0	0	0	53.920
403	15	02	00	Tasas y otros derechos obligatorios	53.920	0	0	0	0	0	53.920
403	18	00	00	Impuestos indirectos	561.631	0	0	0	0	0	561.631
403	18	01	00	Impuesto al valor agregado	561.631	0	0	0	0	0	561.631
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.000**	**0**	**0**	**0**	**0**	**0**	**5.000**
407	01	00	00	Transferencias y donaciones corrientes internas	5.000	0	0	0	0	0	5.000
407	01	01	00	Transferencias corrientes internas al sector privado	5.000	0	0	0	0	0	5.000
407	01	01	56	Otras asignaciones	5.000	0	0	0	0	0	5.000
				Totales	**8.928.290**	**0**	**0**	**0**	**0**	**0**	**8.928.290**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119257 230044000 FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: OPTIMIZAR EL DESEMPEÑO DE LOS FUNCIONARIOS (FISCALES Y ABOGADOS) DEL MINISTERIO PÚBLICO, Y OTROS FUNCIONARIOS DEL SISTEMA DE JUSTICIA, PRINCIPALMENTE LOS PERTENECIENTES A LOS ORGANISMOS DE INVESTIGACIÓN PENAL Y CUERPOS POLICIALES, MEDIANTE LA FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN QUE FACILITEN LA ACTUALIZACIÓN Y ESPECIALIZACIÓN DE SUS CONOCIMIENTOS TÉCNICOS JURÍDICOS, ASÍ COMO EL DESARROLLO DE HABILIDADES Y DESTREZAS QUE COADYUVEN CON EL CUMPLIMIENTO DE SUS FUNCIONES DE ACUERDO A LOS PRINCIPIOS Y VALORES QUE SE PROMUEVEN EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 28.900

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230044003 INVESTIGACIÓN JURÍDICO SOCIAL DEL MINISTERIO PÚBLICO

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES DEL MINISTERIO PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**522.000**	**0**	**0**	**0**	**0**	**0**	**522.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	522.000	0	0	0	0	0	522.000
401	01	18	00	Remuneraciones al personal contratado	522.000	0	0	0	0	0	522.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**183.727**	**0**	**0**	**0**	**0**	**0**	**183.727**
402	05	00	00	Productos de papel, cartón e impresos	37.931	0	0	0	0	0	37.931
402	05	03	00	Productos de papel y cartón para oficina	37.931	0	0	0	0	0	37.931
402	10	00	00	Productos varios y útiles diversos	145.796	0	0	0	0	0	145.796
402	10	08	00	Materiales para equipos de computación	145.796	0	0	0	0	0	145.796
403	**00**	**00**	**00**	**Servicios no personales**	**22.048**	**0**	**0**	**0**	**0**	**0**	**22.048**
403	18	00	00	Impuestos indirectos	22.048	0	0	0	0	0	22.048
403	18	01	00	Impuesto al valor agregado	22.048	0	0	0	0	0	22.048
				Totales	**727.775**	**0**	**0**	**0**	**0**	**0**	**727.775**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119276 230045000 UNIDADES OPERATIVAS Y DE APOYO PARA LA GESTIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: FOTALECER LA ACCIÓN MEDULAR Y LA PRESENCIA FISCAL EN TODO EL TERRITORIO NACIONAL, CON LA CREACIÓN DE DESPACHOS FISCALES, FISCALÍAS MUNICIPALES Y UNIDADES TÉCNICAS ESPECIALIZADAS, QUE PERMITAN LA ADECUACIÓN DE LA ESTRUCTURA ORGÁNICO FUNCIONAL DE LA INSTITUCIÓN EN PROCURA DE AMPLIAR LA COBERTURA DE SU ACTUACIÓN A TODOS LOS SECTORES DEL ÁMBITO NACIONAL, GRANATIZANDO ASÍ UNA RESPUESTA OPORTUNA A LAS DEMANDAS DE LA SOCIEDAD.

UNIDAD DE MEDIDA: UNIDAD

META: 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**18.581.080**	**0**	**0**	**0**	**0**	**0**	**18.581.080**
401	01	00	00	Sueldos, salarios y otras retribuciones	7.000.020	0	0	0	0	0	7.000.020
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.678.840	0	0	0	0	0	6.678.840
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	321.180	0	0	0	0	0	321.180
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	20.000	0	0	0	0	0	20.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	20.000	0	0	0	0	0	20.000
401	03	00	00	Primas	1.722.500	0	0	0	0	0	1.722.500
401	03	02	00	Primas de transporte a empleados	2.000	0	0	0	0	0	2.000
401	03	08	00	Primas de profesionalización a empleados	180.000	0	0	0	0	0	180.000
401	03	09	00	Primas por antigüedad a empleados	1.275.280	0	0	0	0	0	1.275.280
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	204.000	0	0	0	0	0	204.000
401	03	17	00	Primas de transporte a obreros	2.880	0	0	0	0	0	2.880
401	03	21	00	Primas por antigüedad a obreros	58.340	0	0	0	0	0	58.340
401	04	00	00	Complementos de sueldos y salarios	4.736.660	0	0	0	0	0	4.736.660
401	04	08	00	Bono compensatorio de alimentación a empleados	1.620.000	0	0	0	0	0	1.620.000
401	04	18	00	Bono compensatorio de alimentación a obreros	202.500	0	0	0	0	0	202.500
401	04	96	00	Otros complementos a empleados	2.786.700	0	0	0	0	0	2.786.700
401	04	97	00	Otros complementos a obreros	127.460	0	0	0	0	0	127.460
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.912.080	0	0	0	0	0	2.912.080
401	05	03	00	Bono vacacional a empleados	2.786.700	0	0	0	0	0	2.786.700
401	05	05	00	Utilidades legales y convencionales a obreros	94.035	0	0	0	0	0	94.035
401	05	06	00	Bono vacacional a obreros	31.345	0	0	0	0	0	31.345
401	06	00	00	Aportes patronales y legales	1.136.520	0	0	0	0	0	1.136.520
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	752.420	0	0	0	0	0	752.420
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	167.200	0	0	0	0	0	167.200
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	167.200	0	0	0	0	0	167.200
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	34.420	0	0	0	0	0	34.420
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	7.640	0	0	0	0	0	7.640

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119276 230045000 UNIDADES OPERATIVAS Y DE APOYO PARA LA GESTIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: FOTALECER LA ACCIÓN MEDULAR Y LA PRESENCIA FISCAL EN TODO EL TERRITORIO NACIONAL, CON LA CREACIÓN DE DESPACHOS FISCALES, FISCALÍAS MUNICIPALES Y UNIDADES TÉCNICAS ESPECIALIZADAS, QUE PERMITAN LA ADECUACIÓN DE LA ESTRUCTURA ORGÁNICO FUNCIONAL DE LA INSTITUCIÓN EN PROCURA DE AMPLIAR LA COBERTURA DE SU ACTUACIÓN A TODOS LOS SECTORES DEL ÁMBITO NACIONAL, GRANATIZANDO ASÍ UNA RESPUESTA OPORTUNA A LAS DEMANDAS DE LA SOCIEDAD.

UNIDAD DE MEDIDA: UNIDAD

META: 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	7.640	0	0	0	0	0	7.640
401	07	00	00	Asistencia socio-económica	1.053.300	0	0	0	0	0	1.053.300
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.005.120	0	0	0	0	0	1.005.120
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	48.180	0	0	0	0	0	48.180
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**545.680**	**0**	**0**	**0**	**0**	**0**	**545.680**
402	05	00	00	Productos de papel, cartón e impresos	121.820	0	0	0	0	0	121.820
402	05	03	00	Productos de papel y cartón para oficina	121.820	0	0	0	0	0	121.820
402	06	00	00	Productos químicos y derivados	25.000	0	0	0	0	0	25.000
402	06	08	00	Productos plásticos	25.000	0	0	0	0	0	25.000
402	10	00	00	Productos varios y útiles diversos	398.860	0	0	0	0	0	398.860
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	61.320	0	0	0	0	0	61.320
402	10	08	00	Materiales para equipos de computación	337.540	0	0	0	0	0	337.540
403	**00**	**00**	**00**	**Servicios no personales**	**148.780**	**0**	**0**	**0**	**0**	**0**	**148.780**
403	09	00	00	Viáticos y pasajes	30.460	0	0	0	0	0	30.460
403	09	01	00	Viáticos y pasajes dentro del país	29.720	0	0	0	0	0	29.720
403	09	03	00	Asignación por kilómetros recorridos	740	0	0	0	0	0	740
403	18	00	00	Impuestos indirectos	102.100	0	0	0	0	0	102.100
403	18	01	00	Impuesto al valor agregado	102.100	0	0	0	0	0	102.100
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	16.220	0	0	0	0	0	16.220
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	16.220	0	0	0	0	0	16.220
404	**00**	**00**	**00**	**Activos reales**	**288.980**	**0**	**0**	**0**	**0**	**0**	**288.980**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	167.249	0	0	0	0	0	167.249
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	167.249	0	0	0	0	0	167.249
404	05	00	00	Equipos de comunicaciones y de señalamiento	32.500	0	0	0	0	0	32.500
404	05	01	00	Equipos de telecomunicaciones	32.500	0	0	0	0	0	32.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	22.000	0	0	0	0	0	22.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	22.000	0	0	0	0	0	22.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	67.231	0	0	0	0	0	67.231

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119276 230045000 UNIDADES OPERATIVAS Y DE APOYO PARA LA GESTIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: FOTALECER LA ACCIÓN MEDULAR Y LA PRESENCIA FISCAL EN TODO EL TERRITORIO NACIONAL, CON LA CREACIÓN DE DESPACHOS FISCALES, FISCALÍAS MUNICIPALES Y UNIDADES TÉCNICAS ESPECIALIZADAS, QUE PERMITAN LA ADECUACIÓN DE LA ESTRUCTURA ORGÁNICO FUNCIONAL DE LA INSTITUCIÓN EN PROCURA DE AMPLIAR LA COBERTURA DE SU ACTUACIÓN A TODOS LOS SECTORES DEL ÁMBITO NACIONAL, GRANATIZANDO ASÍ UNA RESPUESTA OPORTUNA A LAS DEMANDAS DE LA SOCIEDAD.

UNIDAD DE MEDIDA: UNIDAD

META: 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	21.251	0	0	0	0	0	21.251
404	09	03	00	Mobiliario y equipos de alojamiento	45.980	0	0	0	0	0	45.980
				Totales	**19.564.520**	**0**	**0**	**0**	**0**	**0**	**19.564.520**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119276 230045000 UNIDADES OPERATIVAS Y DE APOYO PARA LA GESTIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: FOTALECER LA ACCIÓN MEDULAR Y LA PRESENCIA FISCAL EN TODO EL TERRITORIO NACIONAL, CON LA CREACIÓN DE DESPACHOS FISCALES, FISCALÍAS MUNICIPALES Y UNIDADES TÉCNICAS ESPECIALIZADAS, QUE PERMITAN LA ADECUACIÓN DE LA ESTRUCTURA ORGÁNICO FUNCIONAL DE LA INSTITUCIÓN EN PROCURA DE AMPLIAR LA COBERTURA DE SU ACTUACIÓN A TODOS LOS SECTORES DEL ÁMBITO NACIONAL, GRANATIZANDO ASÍ UNA RESPUESTA OPORTUNA A LAS DEMANDAS DE LA SOCIEDAD.

UNIDAD DE MEDIDA: UNIDAD

META: 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119276 230045000 UNIDADES OPERATIVAS Y DE APOYO PARA LA GESTIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: FOTALECER LA ACCIÓN MEDULAR Y LA PRESENCIA FISCAL EN TODO EL TERRITORIO NACIONAL, CON LA CREACIÓN DE DESPACHOS FISCALES, FISCALÍAS MUNICIPALES Y UNIDADES TÉCNICAS ESPECIALIZADAS, QUE PERMITAN LA ADECUACIÓN DE LA ESTRUCTURA ORGÁNICO FUNCIONAL DE LA INSTITUCIÓN EN PROCURA DE AMPLIAR LA COBERTURA DE SU ACTUACIÓN A TODOS LOS SECTORES DEL ÁMBITO NACIONAL, GRANATIZANDO ASÍ UNA RESPUESTA OPORTUNA A LAS DEMANDAS DE LA SOCIEDAD.

UNIDAD DE MEDIDA: UNIDAD **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230045001 CREACIÓN DE DESPACHOS FISCALES Y FISCALÍAS MUNICIPALES

UNIDAD DE MEDIDA: FISCALÍA EN FUNCIONAMIENTO **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**13.935.810**	0	0	0	0	0	**13.935.810**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.255.515	0	0	0	0	0	5.255.515
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.014.630	0	0	0	0	0	5.014.630
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	240.885	0	0	0	0	0	240.885
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	10.000	0	0	0	0	0	10.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	10.000	0	0	0	0	0	10.000
401	03	00	00	Primas	1.291.375	0	0	0	0	0	1.291.375
401	03	02	00	Primas de transporte a empleados	1.000	0	0	0	0	0	1.000
401	03	08	00	Primas de profesionalización a empleados	135.000	0	0	0	0	0	135.000
401	03	09	00	Primas por antigüedad a empleados	956.460	0	0	0	0	0	956.460
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	153.000	0	0	0	0	0	153.000
401	03	17	00	Primas de transporte a obreros	2.160	0	0	0	0	0	2.160
401	03	21	00	Primas por antigüedad a obreros	43.755	0	0	0	0	0	43.755
401	04	00	00	Complementos de sueldos y salarios	3.552.495	0	0	0	0	0	3.552.495
401	04	08	00	Bono compensatorio de alimentación a empleados	1.215.000	0	0	0	0	0	1.215.000
401	04	18	00	Bono compensatorio de alimentación a obreros	151.875	0	0	0	0	0	151.875
401	04	96	00	Otros complementos a empleados	2.090.025	0	0	0	0	0	2.090.025
401	04	97	00	Otros complementos a obreros	95.595	0	0	0	0	0	95.595
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.184.060	0	0	0	0	0	2.184.060
401	05	03	00	Bono vacacional a empleados	2.090.025	0	0	0	0	0	2.090.025
401	05	05	00	Utilidades legales y convencionales a obreros	94.035	0	0	0	0	0	94.035
401	06	00	00	Aportes patronales y legales	852.390	0	0	0	0	0	852.390
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	564.315	0	0	0	0	0	564.315

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119276 230045000 UNIDADES OPERATIVAS Y DE APOYO PARA LA GESTIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: FOTALECER LA ACCIÓN MEDULAR Y LA PRESENCIA FISCAL EN TODO EL TERRITORIO NACIONAL, CON LA CREACIÓN DE DESPACHOS FISCALES, FISCALÍAS MUNICIPALES Y UNIDADES TÉCNICAS ESPECIALIZADAS, QUE PERMITAN LA ADECUACIÓN DE LA ESTRUCTURA ORGÁNICO FUNCIONAL DE LA INSTITUCIÓN EN PROCURA DE AMPLIAR LA COBERTURA DE SU ACTUACIÓN A TODOS LOS SECTORES DEL ÁMBITO NACIONAL, GRANATIZANDO ASÍ UNA RESPUESTA OPORTUNA A LAS DEMANDAS DE LA SOCIEDAD.

UNIDAD DE MEDIDA: UNIDAD **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230045001 CREACIÓN DE DESPACHOS FISCALES Y FISCALÍAS MUNICIPALES

UNIDAD DE MEDIDA: FISCALÍA EN FUNCIONAMIENTO **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	125.400	0	0	0	0	0	125.400
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	125.400	0	0	0	0	0	125.400
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	25.815	0	0	0	0	0	25.815
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	5.730	0	0	0	0	0	5.730
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	5.730	0	0	0	0	0	5.730
401	07	00	00	Asistencia socio-económica	789.975	0	0	0	0	0	789.975
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	753.840	0	0	0	0	0	753.840
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	36.135	0	0	0	0	0	36.135
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**409.260**	**0**	**0**	**0**	**0**	0	**409.260**
402	05	00	00	Productos de papel, cartón e impresos	91.365	0	0	0	0	0	91.365
402	05	03	00	Productos de papel y cartón para oficina	91.365	0	0	0	0	0	91.365
402	06	00	00	Productos químicos y derivados	18.750	0	0	0	0	0	18.750
402	06	08	00	Productos plásticos	18.750	0	0	0	0	0	18.750
402	10	00	00	Productos varios y útiles diversos	299.145	0	0	0	0	0	299.145
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	45.990	0	0	0	0	0	45.990
402	10	08	00	Materiales para equipos de computación	253.155	0	0	0	0	0	253.155
403	**00**	**00**	**00**	**Servicios no personales**	**111.585**	**0**	**0**	**0**	**0**	0	**111.585**
403	09	00	00	Viáticos y pasajes	22.845	0	0	0	0	0	22.845
403	09	01	00	Viáticos y pasajes dentro del país	22.290	0	0	0	0	0	22.290
403	09	03	00	Asignación por kilómetros recorridos	555	0	0	0	0	0	555
403	18	00	00	Impuestos indirectos	76.575	0	0	0	0	0	76.575
403	18	01	00	Impuesto al valor agregado	76.575	0	0	0	0	0	76.575
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	12.165	0	0	0	0	0	12.165

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119276 230045000 UNIDADES OPERATIVAS Y DE APOYO PARA LA GESTIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: FOTALECER LA ACCIÓN MEDULAR Y LA PRESENCIA FISCAL EN TODO EL TERRITORIO NACIONAL, CON LA CREACIÓN DE DESPACHOS FISCALES, FISCALÍAS MUNICIPALES Y UNIDADES TÉCNICAS ESPECIALIZADAS, QUE PERMITAN LA ADECUACIÓN DE LA ESTRUCTURA ORGÁNICO FUNCIONAL DE LA INSTITUCIÓN EN PROCURA DE AMPLIAR LA COBERTURA DE SU ACTUACIÓN A TODOS LOS SECTORES DEL ÁMBITO NACIONAL, GRANATIZANDO ASÍ UNA RESPUESTA OPORTUNA A LAS DEMANDAS DE LA SOCIEDAD.

UNIDAD DE MEDIDA: UNIDAD **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230045001 CREACIÓN DE DESPACHOS FISCALES Y FISCALÍAS MUNICIPALES

UNIDAD DE MEDIDA: FISCALÍA EN FUNCIONAMIENTO **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	12.165	0	0	0	0	0	12.165
404	**00**	**00**	**00**	**Activos reales**	**216.735**	0	0	0	0	0	**216.735**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	125.437	0	0	0	0	0	125.437
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	125.437	0	0	0	0	0	125.437
404	05	00	00	Equipos de comunicaciones y de señalamiento	24.375	0	0	0	0	0	24.375
404	05	01	00	Equipos de telecomunicaciones	24.375	0	0	0	0	0	24.375
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	16.500	0	0	0	0	0	16.500
404	07	02	00	Equipos de enseñanza, deporte y recreación	16.500	0	0	0	0	0	16.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	50.423	0	0	0	0	0	50.423
404	09	01	00	Mobiliario y equipos de oficina	15.938	0	0	0	0	0	15.938
404	09	03	00	Mobiliario y equipos de alojamiento	34.485	0	0	0	0	0	34.485
				Totales	**14.673.390**	**0**	**0**	**0**	**0**	0	**14.673.390**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119276 230045000 UNIDADES OPERATIVAS Y DE APOYO PARA LA GESTIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: FOTALECER LA ACCIÓN MEDULAR Y LA PRESENCIA FISCAL EN TODO EL TERRITORIO NACIONAL, CON LA CREACIÓN DE DESPACHOS FISCALES, FISCALÍAS MUNICIPALES Y UNIDADES TÉCNICAS ESPECIALIZADAS, QUE PERMITAN LA ADECUACIÓN DE LA ESTRUCTURA ORGÁNICO FUNCIONAL DE LA INSTITUCIÓN EN PROCURA DE AMPLIAR LA COBERTURA DE SU ACTUACIÓN A TODOS LOS SECTORES DEL ÁMBITO NACIONAL, GRANATIZANDO ASÍ UNA RESPUESTA OPORTUNA A LAS DEMANDAS DE LA SOCIEDAD.

UNIDAD DE MEDIDA: UNIDAD **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230045002 CREACIÓN DE UNIDADES DE APOYO A LA GESTIÓN FISCAL

UNIDAD DE MEDIDA: UNIDAD **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.645.270**	0	0	0	0	0	**4.645.270**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.744.505	0	0	0	0	0	1.744.505
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.664.210	0	0	0	0	0	1.664.210
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	80.295	0	0	0	0	0	80.295
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	10.000	0	0	0	0	0	10.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	10.000	0	0	0	0	0	10.000
401	03	00	00	Primas	431.125	0	0	0	0	0	431.125
401	03	02	00	Primas de transporte a empleados	1.000	0	0	0	0	0	1.000
401	03	08	00	Primas de profesionalización a empleados	45.000	0	0	0	0	0	45.000
401	03	09	00	Primas por antigüedad a empleados	318.820	0	0	0	0	0	318.820
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	51.000	0	0	0	0	0	51.000
401	03	17	00	Primas de transporte a obreros	720	0	0	0	0	0	720
401	03	21	00	Primas por antigüedad a obreros	14.585	0	0	0	0	0	14.585
401	04	00	00	Complementos de sueldos y salarios	1.184.165	0	0	0	0	0	1.184.165
401	04	08	00	Bono compensatorio de alimentación a empleados	405.000	0	0	0	0	0	405.000
401	04	18	00	Bono compensatorio de alimentación a obreros	50.625	0	0	0	0	0	50.625
401	04	96	00	Otros complementos a empleados	696.675	0	0	0	0	0	696.675
401	04	97	00	Otros complementos a obreros	31.865	0	0	0	0	0	31.865
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	728.020	0	0	0	0	0	728.020
401	05	03	00	Bono vacacional a empleados	696.675	0	0	0	0	0	696.675
401	05	06	00	Bono vacacional a obreros	31.345	0	0	0	0	0	31.345
401	06	00	00	Aportes patronales y legales	284.130	0	0	0	0	0	284.130
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	188.105	0	0	0	0	0	188.105

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119276 230045000 UNIDADES OPERATIVAS Y DE APOYO PARA LA GESTIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: FOTALECER LA ACCIÓN MEDULAR Y LA PRESENCIA FISCAL EN TODO EL TERRITORIO NACIONAL, CON LA CREACIÓN DE DESPACHOS FISCALES, FISCALÍAS MUNICIPALES Y UNIDADES TÉCNICAS ESPECIALIZADAS, QUE PERMITAN LA ADECUACIÓN DE LA ESTRUCTURA ORGÁNICO FUNCIONAL DE LA INSTITUCIÓN EN PROCURA DE AMPLIAR LA COBERTURA DE SU ACTUACIÓN A TODOS LOS SECTORES DEL ÁMBITO NACIONAL, GRANATIZANDO ASÍ UNA RESPUESTA OPORTUNA A LAS DEMANDAS DE LA SOCIEDAD.

UNIDAD DE MEDIDA: UNIDAD **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230045002 CREACIÓN DE UNIDADES DE APOYO A LA GESTIÓN FISCAL

UNIDAD DE MEDIDA: UNIDAD **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	41.800	0	0	0	0	0	41.800
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	41.800	0	0	0	0	0	41.800
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	8.605	0	0	0	0	0	8.605
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.910	0	0	0	0	0	1.910
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.910	0	0	0	0	0	1.910
401	07	00	00	Asistencia socio-económica	263.325	0	0	0	0	0	263.325
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	251.280	0	0	0	0	0	251.280
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	12.045	0	0	0	0	0	12.045
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**136.420**	**0**	**0**	**0**	**0**	**0**	**136.420**
402	05	00	00	Productos de papel, cartón e impresos	30.455	0	0	0	0	0	30.455
402	05	03	00	Productos de papel y cartón para oficina	30.455	0	0	0	0	0	30.455
402	06	00	00	Productos químicos y derivados	6.250	0	0	0	0	0	6.250
402	06	08	00	Productos plásticos	6.250	0	0	0	0	0	6.250
402	10	00	00	Productos varios y útiles diversos	99.715	0	0	0	0	0	99.715
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.330	0	0	0	0	0	15.330
402	10	08	00	Materiales para equipos de computación	84.385	0	0	0	0	0	84.385
403	**00**	**00**	**00**	**Servicios no personales**	**37.195**	**0**	**0**	**0**	**0**	**0**	**37.195**
403	09	00	00	Viáticos y pasajes	7.615	0	0	0	0	0	7.615
403	09	01	00	Viáticos y pasajes dentro del país	7.430	0	0	0	0	0	7.430
403	09	03	00	Asignación por kilómetros recorridos	185	0	0	0	0	0	185
403	18	00	00	Impuestos indirectos	25.525	0	0	0	0	0	25.525
403	18	01	00	Impuesto al valor agregado	25.525	0	0	0	0	0	25.525
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.055	0	0	0	0	0	4.055

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119276 230045000 UNIDADES OPERATIVAS Y DE APOYO PARA LA GESTIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: FOTALECER LA ACCIÓN MEDULAR Y LA PRESENCIA FISCAL EN TODO EL TERRITORIO NACIONAL, CON LA CREACIÓN DE DESPACHOS FISCALES, FISCALÍAS MUNICIPALES Y UNIDADES TÉCNICAS ESPECIALIZADAS, QUE PERMITAN LA ADECUACIÓN DE LA ESTRUCTURA ORGÁNICO FUNCIONAL DE LA INSTITUCIÓN EN PROCURA DE AMPLIAR LA COBERTURA DE SU ACTUACIÓN A TODOS LOS SECTORES DEL ÁMBITO NACIONAL, GRANATIZANDO ASÍ UNA RESPUESTA OPORTUNA A LAS DEMANDAS DE LA SOCIEDAD.

UNIDAD DE MEDIDA: UNIDAD **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230045002 CREACIÓN DE UNIDADES DE APOYO A LA GESTIÓN FISCAL

UNIDAD DE MEDIDA: UNIDAD **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.055	0	0	0	0	0	4.055
404	**00**	**00**	**00**	**Activos reales**	**72.245**	**0**	**0**	**0**	**0**	**0**	**72.245**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	41.812	0	0	0	0	0	41.812
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	41.812	0	0	0	0	0	41.812
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.125	0	0	0	0	0	8.125
404	05	01	00	Equipos de telecomunicaciones	8.125	0	0	0	0	0	8.125
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.500	0	0	0	0	0	5.500
404	07	02	00	Equipos de enseñanza, deporte y recreación	5.500	0	0	0	0	0	5.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	16.808	0	0	0	0	0	16.808
404	09	01	00	Mobiliario y equipos de oficina	5.313	0	0	0	0	0	5.313
404	09	03	00	Mobiliario y equipos de alojamiento	11.495	0	0	0	0	0	11.495
				Totales	**4.891.130**	**0**	**0**	**0**	**0**	0	**4.891.130**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119258 230046000 PERITAJES POR ACTUACIONES DE INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: GENERAR ESTUDIOS TÉCNICOS CIENTÍFICOS DE INVESTIGACIÓN CRIMINAL Y PERITAJES VINCULADOS CON CAUSAS INICIADAS CONTRA LA VULNERACIÓN DE DERECHOS FUNDAMENTALES, ASÍ COMO LAS REFERIDAS A LAS ÁREAS VEHICULAR, CONTABLE, AVALÚO Y ANÁLISIS DE TECNOLOGÍA DE INFORMACIÓN, QUE PERMITAN DEMOSTRAR LA PERPETRACIÓN DEL DELITO COMETIDO Y LA IDENTIFICACIÓN E INDIVIDUALIZACIÓN DE LOS AUTORES O PARTÍCIPES EN EL MISMO, FORTALECIENDO CON ELLO LA ACTUACIÓN DE LOS FISCALES DEL MINISTERIO PÚBLICO, Y POR ENDE, OPTIMIZAR EL SERVICIO BRINDADO A LA COLECTIVIDAD.

UNIDAD DE MEDIDA: INFORME / REPORTE

META: 2.784

RESPONSABLE/EJECUTOR: DIRECCION DE ASESORIA TECNICO CIENTIFICA E INVESTIGACIONES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**23.565.116**	0	0	0	0	0	**23.565.116**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.018.638	0	0	0	0	0	10.018.638
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	9.868.436	0	0	0	0	0	9.868.436
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	150.202	0	0	0	0	0	150.202
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.000	0	0	0	0	0	2.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.000	0	0	0	0	0	2.000
401	03	00	00	Primas	2.468.237	0	0	0	0	0	2.468.237
401	03	02	00	Primas de transporte a empleados	1.800	0	0	0	0	0	1.800
401	03	08	00	Primas de profesionalización a empleados	643.200	0	0	0	0	0	643.200
401	03	09	00	Primas por antigüedad a empleados	1.512.618	0	0	0	0	0	1.512.618
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	290.982	0	0	0	0	0	290.982
401	03	17	00	Primas de transporte a obreros	1.440	0	0	0	0	0	1.440
401	03	21	00	Primas por antigüedad a obreros	18.197	0	0	0	0	0	18.197
401	04	00	00	Complementos de sueldos y salarios	5.619.692	0	0	0	0	0	5.619.692
401	04	08	00	Bono compensatorio de alimentación a empleados	3.421.440	0	0	0	0	0	3.421.440
401	04	18	00	Bono compensatorio de alimentación a obreros	116.640	0	0	0	0	0	116.640
401	04	96	00	Otros complementos a empleados	2.052.840	0	0	0	0	0	2.052.840
401	04	97	00	Otros complementos a obreros	28.772	0	0	0	0	0	28.772
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.080.759	0	0	0	0	0	2.080.759
401	05	03	00	Bono vacacional a empleados	2.052.840	0	0	0	0	0	2.052.840
401	05	06	00	Bono vacacional a obreros	27.919	0	0	0	0	0	27.919
401	06	00	00	Aportes patronales y legales	1.872.995	0	0	0	0	0	1.872.995
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.108.533	0	0	0	0	0	1.108.533
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	246.341	0	0	0	0	0	246.341
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	492.682	0	0	0	0	0	492.682
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	15.286	0	0	0	0	0	15.286
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.397	0	0	0	0	0	3.397

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO **PROYECTO:** 119258 230046000 PERITAJES POR ACTUACIONES DE INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: GENERAR ESTUDIOS TÉCNICOS CIENTÍFICOS DE INVESTIGACIÓN CRIMINAL Y PERITAJES VINCULADOS CON CAUSAS INICIADAS CONTRA LA VULNERACIÓN DE DERECHOS FUNDAMENTALES, ASÍ COMO LAS REFERIDAS A LAS ÁREAS VEHICULAR, CONTABLE, AVALÚO Y ANÁLISIS DE TECNOLOGÍA DE INFORMACIÓN, QUE PERMITAN DEMOSTRAR LA PERPETRACIÓN DEL DELITO COMETIDO Y LA IDENTIFICACIÓN E INDIVIDUALIZACIÓN DE LOS AUTORES O PARTÍCIPES EN EL MISMO, FORTALECIENDO CON ELLO LA ACTUACIÓN DE LOS FISCALES DEL MINISTERIO PÚBLICO, Y POR ENDE, OPTIMIZAR EL SERVICIO BRINDADO A LA COLECTIVIDAD.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 2.784

RESPONSABLE/EJECUTOR: DIRECCION DE ASESORIA TECNICO CIENTIFICA E INVESTIGACIONES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	6.756	0	0	0	0	0	6.756
401	07	00	00	Asistencia socio-económica	1.502.795	0	0	0	0	0	1.502.795
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.480.265	0	0	0	0	0	1.480.265
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	22.530	0	0	0	0	0	22.530
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.312.629**	**0**	**0**	**0**	**0**	**0**	**2.312.629**
402	03	00	00	Textiles y vestuarios	47.528	0	0	0	0	0	47.528
402	03	01	00	Textiles	47.528	0	0	0	0	0	47.528
402	05	00	00	Productos de papel, cartón e impresos	381.514	0	0	0	0	0	381.514
402	05	01	00	Pulpa de madera, papel y cartón	45.776	0	0	0	0	0	45.776
402	05	02	00	Envases y cajas de papel y cartón	320.190	0	0	0	0	0	320.190
402	05	03	00	Productos de papel y cartón para oficina	988	0	0	0	0	0	988
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	14.560	0	0	0	0	0	14.560
402	06	00	00	Productos químicos y derivados	355.462	0	0	0	0	0	355.462
402	06	01	00	Sustancias químicas y de uso industrial	257.153	0	0	0	0	0	257.153
402	06	03	00	Tintas, pinturas y colorantes	1.248	0	0	0	0	0	1.248
402	06	04	00	Productos farmacéuticos y medicamentos	845	0	0	0	0	0	845
402	06	08	00	Productos plásticos	96.216	0	0	0	0	0	96.216
402	08	00	00	Productos metálicos	49.140	0	0	0	0	0	49.140
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	49.140	0	0	0	0	0	49.140
402	10	00	00	Productos varios y útiles diversos	1.309.049	0	0	0	0	0	1.309.049
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	611.195	0	0	0	0	0	611.195
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	76.519	0	0	0	0	0	76.519
402	10	07	00	Productos de seguridad en el trabajo	608.361	0	0	0	0	0	608.361
402	10	11	00	Materiales eléctricos	9.360	0	0	0	0	0	9.360
402	10	99	00	Otros productos y útiles diversos	3.614	0	0	0	0	0	3.614
402	99	00	00	Otros materiales y suministros	169.936	0	0	0	0	0	169.936
402	99	01	00	Otros materiales y suministros	169.936	0	0	0	0	0	169.936
403	**00**	**00**	**00**	**Servicios no personales**	**3.210.280**	**0**	**0**	**0**	**0**	**0**	**3.210.280**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119258 230046000 PERITAJES POR ACTUACIONES DE INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: GENERAR ESTUDIOS TÉCNICOS CIENTÍFICOS DE INVESTIGACIÓN CRIMINAL Y PERITAJES VINCULADOS CON CAUSAS INICIADAS CONTRA LA VULNERACIÓN DE DERECHOS FUNDAMENTALES, ASÍ COMO LAS REFERIDAS A LAS ÁREAS VEHICULAR, CONTABLE, AVALÚO Y ANÁLISIS DE TECNOLOGÍA DE INFORMACIÓN, QUE PERMITAN DEMOSTRAR LA PERPETRACIÓN DEL DELITO COMETIDO Y LA IDENTIFICACIÓN E INDIVIDUALIZACIÓN DE LOS AUTORES O PARTÍCIPES EN EL MISMO, FORTALECIENDO CON ELLO LA ACTUACIÓN DE LOS FISCALES DEL MINISTERIO PÚBLICO, Y POR ENDE, OPTIMIZAR EL SERVICIO BRINDADO A LA COLECTIVIDAD.

UNIDAD DE MEDIDA: INFORME / REPORTE

META: 2.784

RESPONSABLE/EJECUTOR: DIRECCION DE ASESORIA TECNICO CIENTIFICA E INVESTIGACIONES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	988.000	0	0	0	0	0	988.000
403	10	99	00	Otros servicios profesionales y técnicos	988.000	0	0	0	0	0	988.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.386.320	0	0	0	0	0	1.386.320
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.360.320	0	0	0	0	0	1.360.320
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	26.000	0	0	0	0	0	26.000
403	18	00	00	Impuestos indirectos	659.388	0	0	0	0	0	659.388
403	18	01	00	Impuesto al valor agregado	659.388	0	0	0	0	0	659.388
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	53.072	0	0	0	0	0	53.072
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	53.072	0	0	0	0	0	53.072
403	99	00	00	Otros servicios no personales	123.500	0	0	0	0	0	123.500
403	99	01	00	Otros servicios no personales	123.500	0	0	0	0	0	123.500
404	**00**	**00**	**00**	**Activos reales**	**960.727**	**0**	**0**	**0**	**0**	**0**	**960.727**
404	01	00	00	Repuestos y reparaciones mayores	422.526	0	0	0	0	0	422.526
404	01	01	00	Repuestos mayores	422.526	0	0	0	0	0	422.526
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	422.526	0	0	0	0	0	422.526
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.710	0	0	0	0	0	1.710
404	03	05	00	Maquinaria y equipos industriales y de taller	1.710	0	0	0	0	0	1.710
404	05	00	00	Equipos de comunicaciones y de señalamiento	43.290	0	0	0	0	0	43.290
404	05	01	00	Equipos de telecomunicaciones	43.290	0	0	0	0	0	43.290
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	26.595	0	0	0	0	0	26.595
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	26.595	0	0	0	0	0	26.595
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	466.606	0	0	0	0	0	466.606
404	07	01	00	Equipos científicos y de laboratorio	466.606	0	0	0	0	0	466.606
				Totales	**30.048.752**	**0**	**0**	**0**	**0**	**0**	**30.048.752**

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119258 230046000 PERITAJES POR ACTUACIONES DE INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: GENERAR ESTUDIOS TÉCNICOS CIENTÍFICOS DE INVESTIGACIÓN CRIMINAL Y PERITAJES VINCULADOS CON CAUSAS INICIADAS CONTRA LA VULNERACIÓN DE DERECHOS FUNDAMENTALES, ASÍ COMO LAS REFERIDAS A LAS ÁREAS VEHICULAR, CONTABLE, AVALÚO Y ANÁLISIS DE TECNOLOGÍA DE INFORMACIÓN, QUE PERMITAN DEMOSTRAR LA PERPETRACIÓN DEL DELITO COMETIDO Y LA IDENTIFICACIÓN E INDIVIDUALIZACIÓN DE LOS AUTORES O PARTÍCIPES EN EL MISMO, FORTALECIENDO CON ELLO LA ACTUACIÓN DE LOS FISCALES DEL MINISTERIO PÚBLICO, Y POR ENDE, OPTIMIZAR EL SERVICIO BRINDADO A LA COLECTIVIDAD.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 2.784

RESPONSABLE/EJECUTOR: DIRECCION DE ASESORIA TECNICO CIENTIFICA E INVESTIGACIONES **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO **PROYECTO:** 119258 230046000 PERITAJES POR ACTUACIONES DE INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: GENERAR ESTUDIOS TÉCNICOS CIENTÍFICOS DE INVESTIGACIÓN CRIMINAL Y PERITAJES VINCULADOS CON CAUSAS INICIADAS CONTRA LA VULNERACIÓN DE DERECHOS FUNDAMENTALES, ASÍ COMO LAS REFERIDAS A LAS ÁREAS VEHICULAR, CONTABLE, AVALÚO Y ANÁLISIS DE TECNOLOGÍA DE INFORMACIÓN, QUE PERMITAN DEMOSTRAR LA PERPETRACIÓN DEL DELITO COMETIDO Y LA IDENTIFICACIÓN E INDIVIDUALIZACIÓN DE LOS AUTORES O PARTÍCIPES EN EL MISMO, FORTALECIENDO CON ELLO LA ACTUACIÓN DE LOS FISCALES DEL MINISTERIO PÚBLICO, Y POR ENDE, OPTIMIZAR EL SERVICIO BRINDADO A LA COLECTIVIDAD.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 2.784

RESPONSABLE/EJECUTOR: DIRECCION DE ASESORIA TECNICO CIENTIFICA E INVESTIGACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230046001 ACTUACIONES ASOCIADAS CON LA VULNERACIÓN DE LOS DERECHOS FUNDAMENTALES

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 719

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ASESORIA TÉCNICO CIENTÍFICA E INVESTIGACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**15.378.472**	0	0	0	0	0	**15.378.472**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.427.405	0	0	0	0	0	6.427.405
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.277.203	0	0	0	0	0	6.277.203
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	150.202	0	0	0	0	0	150.202
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.000	0	0	0	0	0	1.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.000	0	0	0	0	0	1.000
401	03	00	00	Primas	1.638.132	0	0	0	0	0	1.638.132
401	03	02	00	Primas de transporte a empleados	1.200	0	0	0	0	0	1.200
401	03	08	00	Primas de profesionalización a empleados	432.000	0	0	0	0	0	432.000
401	03	09	00	Primas por antigüedad a empleados	969.647	0	0	0	0	0	969.647
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	215.648	0	0	0	0	0	215.648
401	03	17	00	Primas de transporte a obreros	1.440	0	0	0	0	0	1.440
401	03	21	00	Primas por antigüedad a obreros	18.197	0	0	0	0	0	18.197
401	04	00	00	Complementos de sueldos y salarios	3.794.162	0	0	0	0	0	3.794.162
401	04	08	00	Bono compensatorio de alimentación a empleados	2.352.240	0	0	0	0	0	2.352.240
401	04	18	00	Bono compensatorio de alimentación a obreros	97.200	0	0	0	0	0	97.200
401	04	96	00	Otros complementos a empleados	1.315.950	0	0	0	0	0	1.315.950
401	04	97	00	Otros complementos a obreros	28.772	0	0	0	0	0	28.772
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.343.869	0	0	0	0	0	1.343.869
401	05	03	00	Bono vacacional a empleados	1.315.950	0	0	0	0	0	1.315.950
401	05	06	00	Bono vacacional a obreros	27.919	0	0	0	0	0	27.919
401	06	00	00	Aportes patronales y legales	1.209.794	0	0	0	0	0	1.209.794
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	710.613	0	0	0	0	0	710.613

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119258 230046000 PERITAJES POR ACTUACIONES DE INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: GENERAR ESTUDIOS TÉCNICOS CIENTÍFICOS DE INVESTIGACIÓN CRIMINAL Y PERITAJES VINCULADOS CON CAUSAS INICIADAS CONTRA LA VULNERACIÓN DE DERECHOS FUNDAMENTALES, ASÍ COMO LAS REFERIDAS A LAS ÁREAS VEHICULAR, CONTABLE, AVALÚO Y ANÁLISIS DE TECNOLOGÍA DE INFORMACIÓN, QUE PERMITAN DEMOSTRAR LA PERPETRACIÓN DEL DELITO COMETIDO Y LA IDENTIFICACIÓN E INDIVIDUALIZACIÓN DE LOS AUTORES O PARTÍCIPES EN EL MISMO, FORTALECIENDO CON ELLO LA ACTUACIÓN DE LOS FISCALES DEL MINISTERIO PÚBLICO, Y POR ENDE, OPTIMIZAR EL SERVICIO BRINDADO A LA COLECTIVIDAD.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 2.784

RESPONSABLE/EJECUTOR: DIRECCION DE ASESORIA TECNICO CIENTIFICA E INVESTIGACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230046001 ACTUACIONES ASOCIADAS CON LA VULNERACIÓN DE LOS DERECHOS FUNDAMENTALES

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 719

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ASESORIA TÉCNICO CIENTIFÍCA E INVESTIGACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	157.914	0	0	0	0	0	157.914
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	315.828	0	0	0	0	0	315.828
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	15.286	0	0	0	0	0	15.286
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.397	0	0	0	0	0	3.397
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	6.756	0	0	0	0	0	6.756
401	07	00	00	Asistencia socio-económica	964.110	0	0	0	0	0	964.110
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	941.580	0	0	0	0	0	941.580
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	22.530	0	0	0	0	0	22.530
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.119.995**	**0**	**0**	**0**	**0**	**0**	**2.119.995**
402	03	00	00	Textiles y vestuarios	41.028	0	0	0	0	0	41.028
402	03	01	00	Textiles	41.028	0	0	0	0	0	41.028
402	05	00	00	Productos de papel, cartón e impresos	381.514	0	0	0	0	0	381.514
402	05	01	00	Pulpa de madera, papel y cartón	45.776	0	0	0	0	0	45.776
402	05	02	00	Envases y cajas de papel y cartón	320.190	0	0	0	0	0	320.190
402	05	03	00	Productos de papel y cartón para oficina	988	0	0	0	0	0	988
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	14.560	0	0	0	0	0	14.560
402	06	00	00	Productos químicos y derivados	329.618	0	0	0	0	0	329.618
402	06	01	00	Sustancias químicas y de uso industrial	232.557	0	0	0	0	0	232.557
402	06	04	00	Productos farmacéuticos y medicamentos	845	0	0	0	0	0	845
402	06	08	00	Productos plásticos	96.216	0	0	0	0	0	96.216
402	08	00	00	Productos metálicos	13.611	0	0	0	0	0	13.611
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	13.611	0	0	0	0	0	13.611
402	10	00	00	Productos varios y útiles diversos	1.187.603	0	0	0	0	0	1.187.603

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119258 230046000 PERITAJES POR ACTUACIONES DE INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: GENERAR ESTUDIOS TÉCNICOS CIENTÍFICOS DE INVESTIGACIÓN CRIMINAL Y PERITAJES VINCULADOS CON CAUSAS INICIADAS CONTRA LA VULNERACIÓN DE DERECHOS FUNDAMENTALES, ASÍ COMO LAS REFERIDAS A LAS ÁREAS VEHICULAR, CONTABLE, AVALÚO Y ANÁLISIS DE TECNOLOGÍA DE INFORMACIÓN, QUE PERMITAN DEMOSTRAR LA PERPETRACIÓN DEL DELITO COMETIDO Y LA IDENTIFICACIÓN E INDIVIDUALIZACIÓN DE LOS AUTORES O PARTÍCIPES EN EL MISMO, FORTALECIENDO CON ELLO LA ACTUACIÓN DE LOS FISCALES DEL MINISTERIO PÚBLICO, Y POR ENDE, OPTIMIZAR EL SERVICIO BRINDADO A LA COLECTIVIDAD.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 2.784

RESPONSABLE/EJECUTOR: DIRECCION DE ASESORIA TECNICO CIENTIFICA E INVESTIGACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230046001 ACTUACIONES ASOCIADAS CON LA VULNERACIÓN DE LOS DERECHOS FUNDAMENTALES

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 719

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ASESORIA TÉCNICO CIENTÍFICA E INVESTIGACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	581.230	0	0	0	0	0	581.230
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.411	0	0	0	0	0	7.411
402	10	07	00	Productos de seguridad en el trabajo	585.988	0	0	0	0	0	585.988
402	10	11	00	Materiales eléctricos	9.360	0	0	0	0	0	9.360
402	10	99	00	Otros productos y útiles diversos	3.614	0	0	0	0	0	3.614
402	99	00	00	Otros materiales y suministros	166.621	0	0	0	0	0	166.621
402	99	01	00	Otros materiales y suministros	166.621	0	0	0	0	0	166.621
403	**00**	**00**	**00**	**Servicios no personales**	**3.168.669**	**0**	**0**	**0**	**0**	0	**3.168.669**
403	10	00	00	Servicios profesionales y técnicos	988.000	0	0	0	0	0	988.000
403	10	99	00	Otros servicios profesionales y técnicos	988.000	0	0	0	0	0	988.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.386.320	0	0	0	0	0	1.386.320
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.360.320	0	0	0	0	0	1.360.320
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	26.000	0	0	0	0	0	26.000
403	18	00	00	Impuestos indirectos	634.107	0	0	0	0	0	634.107
403	18	01	00	Impuesto al valor agregado	634.107	0	0	0	0	0	634.107
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	36.742	0	0	0	0	0	36.742
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	36.742	0	0	0	0	0	36.742
403	99	00	00	Otros servicios no personales	123.500	0	0	0	0	0	123.500
403	99	01	00	Otros servicios no personales	123.500	0	0	0	0	0	123.500
404	**00**	**00**	**00**	**Activos reales**	**959.017**	**0**	**0**	**0**	**0**	0	**959.017**
404	01	00	00	Repuestos y reparaciones mayores	422.526	0	0	0	0	0	422.526
404	01	01	00	Repuestos mayores	422.526	0	0	0	0	0	422.526
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y	422.526	0	0	0	0	0	422.526

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119258 230046000 PERITAJES POR ACTUACIONES DE INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: GENERAR ESTUDIOS TÉCNICOS CIENTÍFICOS DE INVESTIGACIÓN CRIMINAL Y PERITAJES VINCULADOS CON CAUSAS INICIADAS CONTRA LA VULNERACIÓN DE DERECHOS FUNDAMENTALES, ASÍ COMO LAS REFERIDAS A LAS ÁREAS VEHICULAR, CONTABLE, AVALÚO Y ANÁLISIS DE TECNOLOGÍA DE INFORMACIÓN, QUE PERMITAN DEMOSTRAR LA PERPETRACIÓN DEL DELITO COMETIDO Y LA IDENTIFICACIÓN E INDIVIDUALIZACIÓN DE LOS AUTORES O PARTÍCIPES EN EL MISMO, FORTALECIENDO CON ELLO LA ACTUACIÓN DE LOS FISCALES DEL MINISTERIO PÚBLICO, Y POR ENDE, OPTIMIZAR EL SERVICIO BRINDADO A LA COLECTIVIDAD.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 2.784

RESPONSABLE/EJECUTOR: DIRECCION DE ASESORIA TECNICO CIENTIFICA E INVESTIGACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230046001 ACTUACIONES ASOCIADAS CON LA VULNERACIÓN DE LOS DERECHOS FUNDAMENTALES

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 719

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ASESORIA TÉCNICO CIENTIFÍCA E INVESTIGACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				recreación							
404	05	00	00	Equipos de comunicaciones y de señalamiento	43.290	0	0	0	0	0	43.290
404	05	01	00	Equipos de telecomunicaciones	43.290	0	0	0	0	0	43.290
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	26.595	0	0	0	0	0	26.595
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	26.595	0	0	0	0	0	26.595
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	466.606	0	0	0	0	0	466.606
404	07	01	00	Equipos científicos y de laboratorio	466.606	0	0	0	0	0	466.606
				Totales	**21.626.153**	**0**	**0**	**0**	**0**	**0**	**21.626.153**

ÓRGANO: MINISTERIO PÚBLICO **PROYECTO:** 119258 230046000 PERITAJES POR ACTUACIONES DE INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: GENERAR ESTUDIOS TÉCNICOS CIENTÍFICOS DE INVESTIGACIÓN CRIMINAL Y PERITAJES VINCULADOS CON CAUSAS INICIADAS CONTRA LA VULNERACIÓN DE DERECHOS FUNDAMENTALES, ASÍ COMO LAS REFERIDAS A LAS ÁREAS VEHICULAR, CONTABLE, AVALÚO Y ANÁLISIS DE TECNOLOGÍA DE INFORMACIÓN, QUE PERMITAN DEMOSTRAR LA PERPETRACIÓN DEL DELITO COMETIDO Y LA IDENTIFICACIÓN E INDIVIDUALIZACIÓN DE LOS AUTORES O PARTÍCIPES EN EL MISMO, FORTALECIENDO CON ELLO LA ACTUACIÓN DE LOS FISCALES DEL MINISTERIO PÚBLICO, Y POR ENDE, OPTIMIZAR EL SERVICIO BRINDADO A LA COLECTIVIDAD.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 2.784

RESPONSABLE/EJECUTOR: DIRECCION DE ASESORIA TECNICO CIENTIFICA E INVESTIGACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230046002 ACTUACIONES ASOCIADAS A LA PRÁCTICA DE PERITAJES

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 2.065

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ASESORÍA TÉCNICO CIENTÍFICA E INVESTIGACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.186.644**	**0**	**0**	**0**	**0**	0	**8.186.644**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.591.233	0	0	0	0	0	3.591.233
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.591.233	0	0	0	0	0	3.591.233
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.000	0	0	0	0	0	1.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.000	0	0	0	0	0	1.000
401	03	00	00	Primas	830.105	0	0	0	0	0	830.105
401	03	02	00	Primas de transporte a empleados	600	0	0	0	0	0	600
401	03	08	00	Primas de profesionalización a empleados	211.200	0	0	0	0	0	211.200
401	03	09	00	Primas por antigüedad a empleados	542.971	0	0	0	0	0	542.971
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	75.334	0	0	0	0	0	75.334
401	04	00	00	Complementos de sueldos y salarios	1.825.530	0	0	0	0	0	1.825.530
401	04	08	00	Bono compensatorio de alimentación a empleados	1.069.200	0	0	0	0	0	1.069.200
401	04	18	00	Bono compensatorio de alimentación a obreros	19.440	0	0	0	0	0	19.440
401	04	96	00	Otros complementos a empleados	736.890	0	0	0	0	0	736.890
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	736.890	0	0	0	0	0	736.890
401	05	03	00	Bono vacacional a empleados	736.890	0	0	0	0	0	736.890
401	06	00	00	Aportes patronales y legales	663.201	0	0	0	0	0	663.201
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	397.920	0	0	0	0	0	397.920
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	88.427	0	0	0	0	0	88.427
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	176.854	0	0	0	0	0	176.854
401	07	00	00	Asistencia socio-económica	538.685	0	0	0	0	0	538.685
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	538.685	0	0	0	0	0	538.685
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**192.634**	**0**	**0**	**0**	**0**	0	**192.634**

ÓRGANO: MINISTERIO PÚBLICO **PROYECTO:** 119258 230046000 PERITAJES POR ACTUACIONES DE INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: GENERAR ESTUDIOS TÉCNICOS CIENTÍFICOS DE INVESTIGACIÓN CRIMINAL Y PERITAJES VINCULADOS CON CAUSAS INICIADAS CONTRA LA VULNERACIÓN DE DERECHOS FUNDAMENTALES, ASÍ COMO LAS REFERIDAS A LAS ÁREAS VEHICULAR, CONTABLE, AVALÚO Y ANÁLISIS DE TECNOLOGÍA DE INFORMACIÓN, QUE PERMITAN DEMOSTRAR LA PERPETRACIÓN DEL DELITO COMETIDO Y LA IDENTIFICACIÓN E INDIVIDUALIZACIÓN DE LOS AUTORES O PARTÍCIPES EN EL MISMO, FORTALECIENDO CON ELLO LA ACTUACIÓN DE LOS FISCALES DEL MINISTERIO PÚBLICO, Y POR ENDE, OPTIMIZAR EL SERVICIO BRINDADO A LA COLECTIVIDAD.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 2.784

RESPONSABLE/EJECUTOR: DIRECCION DE ASESORIA TECNICO CIENTIFICA E INVESTIGACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230046002 ACTUACIONES ASOCIADAS A LA PRÁCTICA DE PERITAJES

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 2.065

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ASESORÍA TÉCNICO CIENTIFÍCA E INVESTIGACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	00	00	Textiles y vestuarios	6.500	0	0	0	0	0	6.500
402	03	01	00	Textiles	6.500	0	0	0	0	0	6.500
402	06	00	00	Productos químicos y derivados	25.844	0	0	0	0	0	25.844
402	06	01	00	Sustancias químicas y de uso industrial	24.596	0	0	0	0	0	24.596
402	06	03	00	Tintas, pinturas y colorantes	1.248	0	0	0	0	0	1.248
402	08	00	00	Productos metálicos	35.529	0	0	0	0	0	35.529
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	35.529	0	0	0	0	0	35.529
402	10	00	00	Productos varios y útiles diversos	121.446	0	0	0	0	0	121.446
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	29.965	0	0	0	0	0	29.965
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	69.108	0	0	0	0	0	69.108
402	10	07	00	Productos de seguridad en el trabajo	22.373	0	0	0	0	0	22.373
402	99	00	00	Otros materiales y suministros	3.315	0	0	0	0	0	3.315
402	99	01	00	Otros materiales y suministros	3.315	0	0	0	0	0	3.315
403	**00**	**00**	**00**	**Servicios no personales**	**41.611**	**0**	**0**	**0**	**0**	**0**	**41.611**
403	18	00	00	Impuestos indirectos	25.281	0	0	0	0	0	25.281
403	18	01	00	Impuesto al valor agregado	25.281	0	0	0	0	0	25.281
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	16.330	0	0	0	0	0	16.330
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	16.330	0	0	0	0	0	16.330
404	**00**	**00**	**00**	**Activos reales**	**1.710**	**0**	**0**	**0**	**0**	**0**	**1.710**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.710	0	0	0	0	0	1.710
404	03	05	00	Maquinaria y equipos industriales y de taller	1.710	0	0	0	0	0	1.710
				Totales	**8.422.599**	**0**	**0**	**0**	**0**	**0**	**8.422.599**

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119254 230047000 ACTUACIONES DE INVESTIGACIÓN EN EL PROCESO PENAL Y EN LOS PROCEDIMIENTOS ADMINISTRATIVOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CAPACIDAD DE RESPUESTA DEL MINISTERIO PÚBLICO, EN LAS DIFERENTES MATERIAS CONOCIDAS EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN

META: 2.271.733

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**751.736.934**	**0**	**0**	**0**	**0**	**0**	**751.736.934**
401	01	00	00	Sueldos, salarios y otras retribuciones	338.651.781	0	0	0	0	0	338.651.781
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	308.394.386	0	0	0	0	0	308.394.386
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	19.257.395	0	0	0	0	0	19.257.395
401	01	18	00	Remuneraciones al personal contratado	11.000.000	0	0	0	0	0	11.000.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.347.616	0	0	0	0	0	3.347.616
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.347.616	0	0	0	0	0	3.347.616
401	03	00	00	Primas	80.307.160	0	0	0	0	0	80.307.160
401	03	02	00	Primas de transporte a empleados	35.400	0	0	0	0	0	35.400
401	03	08	00	Primas de profesionalización a empleados	15.170.400	0	0	0	0	0	15.170.400
401	03	09	00	Primas por antigüedad a empleados	47.274.675	0	0	0	0	0	47.274.675
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	14.532.616	0	0	0	0	0	14.532.616
401	03	17	00	Primas de transporte a obreros	244.512	0	0	0	0	0	244.512
401	03	21	00	Primas por antigüedad a obreros	3.049.557	0	0	0	0	0	3.049.557
401	04	00	00	Complementos de sueldos y salarios	192.949.086	0	0	0	0	0	192.949.086
401	04	08	00	Bono compensatorio de alimentación a empleados	80.483.905	0	0	0	0	0	80.483.905
401	04	18	00	Bono compensatorio de alimentación a obreros	15.468.000	0	0	0	0	0	15.468.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	6.220.800	0	0	0	0	0	6.220.800
401	04	96	00	Otros complementos a empleados	85.954.646	0	0	0	0	0	85.954.646
401	04	97	00	Otros complementos a obreros	4.821.735	0	0	0	0	0	4.821.735
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	61.337.260	0	0	0	0	0	61.337.260
401	05	03	00	Bono vacacional a empleados	54.158.488	0	0	0	0	0	54.158.488
401	05	06	00	Bono vacacional a obreros	4.678.772	0	0	0	0	0	4.678.772
401	05	07	00	Aguinaldos al personal contratado	2.000.000	0	0	0	0	0	2.000.000
401	05	08	00	Bono vacacional al personal contratado	500.000	0	0	0	0	0	500.000
401	06	00	00	Aportes patronales y legales	41.353.450	0	0	0	0	0	41.353.450
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	23.655.966	0	0	0	0	0	23.655.966
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	5.256.882	0	0	0	0	0	5.256.882

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119254 230047000 ACTUACIONES DE INVESTIGACIÓN EN EL PROCESO PENAL Y EN LOS PROCEDIMIENTOS ADMINISTRATIVOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CAPACIDAD DE RESPUESTA DEL MINISTERIO PÚBLICO, EN LAS DIFERENTES MATERIAS CONOCIDAS EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN

META: 2.271.733

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	10.513.763	0	0	0	0	0	10.513.763
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.157.831	0	0	0	0	0	1.157.831
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	257.296	0	0	0	0	0	257.296
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	511.712	0	0	0	0	0	511.712
401	07	00	00	Asistencia socio-económica	33.790.581	0	0	0	0	0	33.790.581
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	32.084.185	0	0	0	0	0	32.084.185
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.706.396	0	0	0	0	0	1.706.396
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.968.224**	**0**	**0**	**0**	**0**	**0**	**8.968.224**
402	01	00	00	Productos alimenticios y agropecuarios	8.968.224	0	0	0	0	0	8.968.224
402	01	01	00	Alimentos y bebidas para personas	8.968.224	0	0	0	0	0	8.968.224
403	**00**	**00**	**00**	**Servicios no personales**	**13.513.137**	**0**	**0**	**0**	**0**	**0**	**13.513.137**
403	09	00	00	Viáticos y pasajes	9.764.013	0	0	0	0	0	9.764.013
403	09	01	00	Viáticos y pasajes dentro del país	9.518.435	0	0	0	0	0	9.518.435
403	09	03	00	Asignación por kilómetros recorridos	245.578	0	0	0	0	0	245.578
403	15	00	00	Servicios fiscales	28.937	0	0	0	0	0	28.937
403	15	02	00	Tasas y otros derechos obligatorios	28.937	0	0	0	0	0	28.937
403	18	00	00	Impuestos indirectos	1.458.574	0	0	0	0	0	1.458.574
403	18	01	00	Impuesto al valor agregado	1.458.574	0	0	0	0	0	1.458.574
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.242.113	0	0	0	0	0	2.242.113
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.242.113	0	0	0	0	0	2.242.113
403	99	00	00	Otros servicios no personales	19.500	0	0	0	0	0	19.500
403	99	01	00	Otros servicios no personales	19.500	0	0	0	0	0	19.500
				Totales	**774.218.295**	**0**	**0**	**0**	**0**	**0**	**774.218.295**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119254 230047000 ACTUACIONES DE INVESTIGACIÓN EN EL PROCESO PENAL Y EN LOS PROCEDIMIENTOS ADMINISTRATIVOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CAPACIDAD DE RESPUESTA DEL MINISTERIO PÚBLICO, EN LAS DIFERENTES MATERIAS CONOCIDAS EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN

META: 2.271.733

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO PÚBLICO **PROYECTO:** 119254 230047000 ACTUACIONES DE INVESTIGACIÓN EN EL PROCESO PENAL Y EN LOS PROCEDIMIENTOS ADMINISTRATIVOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CAPACIDAD DE RESPUESTA DEL MINISTERIO PÚBLICO, EN LAS DIFERENTES MATERIAS CONOCIDAS EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.271.733

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230047001 ATENCIÓN DE CASOS EN ACCIÓN PENAL Y OTRAS MATERIAS.

UNIDAD DE MEDIDA: CASO ATENDIDO **META:** 637.901

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**665.592.477**	**0**	**0**	**0**	**0**	**0**	**665.592.477**
401	01	00	00	Sueldos, salarios y otras retribuciones	301.936.316	0	0	0	0	0	301.936.316
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	273.203.112	0	0	0	0	0	273.203.112
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	17.733.204	0	0	0	0	0	17.733.204
401	01	18	00	Remuneraciones al personal contratado	11.000.000	0	0	0	0	0	11.000.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.244.860	0	0	0	0	0	3.244.860
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.244.860	0	0	0	0	0	3.244.860
401	03	00	00	Primas	70.519.348	0	0	0	0	0	70.519.348
401	03	02	00	Primas de transporte a empleados	29.400	0	0	0	0	0	29.400
401	03	08	00	Primas de profesionalización a empleados	11.942.400	0	0	0	0	0	11.942.400
401	03	09	00	Primas por antigüedad a empleados	41.762.790	0	0	0	0	0	41.762.790
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	13.690.042	0	0	0	0	0	13.690.042
401	03	17	00	Primas de transporte a obreros	229.824	0	0	0	0	0	229.824
401	03	21	00	Primas por antigüedad a obreros	2.864.892	0	0	0	0	0	2.864.892
401	04	00	00	Complementos de sueldos y salarios	173.687.652	0	0	0	0	0	173.687.652
401	04	08	00	Bono compensatorio de alimentación a empleados	70.375.105	0	0	0	0	0	70.375.105
401	04	18	00	Bono compensatorio de alimentación a obreros	14.087.760	0	0	0	0	0	14.087.760
401	04	26	00	Bono compensatorio de alimentación al personal contratado	6.220.800	0	0	0	0	0	6.220.800
401	04	96	00	Otros complementos a empleados	78.474.231	0	0	0	0	0	78.474.231
401	04	97	00	Otros complementos a obreros	4.529.756	0	0	0	0	0	4.529.756
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	53.573.523	0	0	0	0	0	53.573.523
401	05	03	00	Bono vacacional a empleados	46.678.073	0	0	0	0	0	46.678.073
401	05	06	00	Bono vacacional a obreros	4.395.450	0	0	0	0	0	4.395.450
401	05	07	00	Aguinaldos al personal contratado	2.000.000	0	0	0	0	0	2.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119254 230047000 ACTUACIONES DE INVESTIGACIÓN EN EL PROCESO PENAL Y EN LOS PROCEDIMIENTOS ADMINISTRATIVOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CAPACIDAD DE RESPUESTA DEL MINISTERIO PÚBLICO, EN LAS DIFERENTES MATERIAS CONOCIDAS EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.271.733

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230047001 ATENCIÓN DE CASOS EN ACCIÓN PENAL Y OTRAS MATERIAS.

UNIDAD DE MEDIDA: CASO ATENDIDO **META:** 637.901

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	500.000	0	0	0	0	0	500.000
401	06	00	00	Aportes patronales y legales	34.362.930	0	0	0	0	0	34.362.930
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	19.616.542	0	0	0	0	0	19.616.542
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.359.232	0	0	0	0	0	4.359.232
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	8.718.463	0	0	0	0	0	8.718.463
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.002.712	0	0	0	0	0	1.002.712
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	222.825	0	0	0	0	0	222.825
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	443.156	0	0	0	0	0	443.156
401	07	00	00	Asistencia socio-económica	28.267.848	0	0	0	0	0	28.267.848
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	26.790.081	0	0	0	0	0	26.790.081
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.477.767	0	0	0	0	0	1.477.767
403	**00**	**00**	**00**	**Servicios no personales**	**11.186.150**	**0**	**0**	**0**	**0**	**0**	**11.186.150**
403	09	00	00	Viáticos y pasajes	8.854.273	0	0	0	0	0	8.854.273
403	09	01	00	Viáticos y pasajes dentro del país	8.608.695	0	0	0	0	0	8.608.695
403	09	03	00	Asignación por kilómetros recorridos	245.578	0	0	0	0	0	245.578
403	15	00	00	Servicios fiscales	13.727	0	0	0	0	0	13.727
403	15	02	00	Tasas y otros derechos obligatorios	13.727	0	0	0	0	0	13.727
403	18	00	00	Impuestos indirectos	248.373	0	0	0	0	0	248.373
403	18	01	00	Impuesto al valor agregado	248.373	0	0	0	0	0	248.373
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.069.777	0	0	0	0	0	2.069.777
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.069.777	0	0	0	0	0	2.069.777
				Totales	**676.778.627**	**0**	**0**	**0**	**0**	0	**676.778.627**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119254 230047000 ACTUACIONES DE INVESTIGACIÓN EN EL PROCESO PENAL Y EN LOS PROCEDIMIENTOS ADMINISTRATIVOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CAPACIDAD DE RESPUESTA DEL MINISTERIO PÚBLICO, EN LAS DIFERENTES MATERIAS CONOCIDAS EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.271.733

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 230047002 ACTUACIONES VINCULADAS A LOS PROCESOS JURÍDICOS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.630.832

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**86.144.457**	**0**	**0**	**0**	**0**	**0**	**86.144.457**
401	01	00	00	Sueldos, salarios y otras retribuciones	36.715.465	0	0	0	0	0	36.715.465
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	35.191.274	0	0	0	0	0	35.191.274
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.524.191	0	0	0	0	0	1.524.191
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	102.756	0	0	0	0	0	102.756
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	102.756	0	0	0	0	0	102.756
401	03	00	00	Primas	9.787.812	0	0	0	0	0	9.787.812
401	03	02	00	Primas de transporte a empleados	6.000	0	0	0	0	0	6.000
401	03	08	00	Primas de profesionalización a empleados	3.228.000	0	0	0	0	0	3.228.000
401	03	09	00	Primas por antigüedad a empleados	5.511.885	0	0	0	0	0	5.511.885
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	842.574	0	0	0	0	0	842.574
401	03	17	00	Primas de transporte a obreros	14.688	0	0	0	0	0	14.688
401	03	21	00	Primas por antigüedad a obreros	184.665	0	0	0	0	0	184.665
401	04	00	00	Complementos de sueldos y salarios	19.261.434	0	0	0	0	0	19.261.434
401	04	08	00	Bono compensatorio de alimentación a empleados	10.108.800	0	0	0	0	0	10.108.800
401	04	18	00	Bono compensatorio de alimentación a obreros	1.380.240	0	0	0	0	0	1.380.240
401	04	96	00	Otros complementos a empleados	7.480.415	0	0	0	0	0	7.480.415
401	04	97	00	Otros complementos a obreros	291.979	0	0	0	0	0	291.979
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.763.737	0	0	0	0	0	7.763.737
401	05	03	00	Bono vacacional a empleados	7.480.415	0	0	0	0	0	7.480.415
401	05	06	00	Bono vacacional a obreros	283.322	0	0	0	0	0	283.322
401	06	00	00	Aportes patronales y legales	6.990.520	0	0	0	0	0	6.990.520
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.039.424	0	0	0	0	0	4.039.424
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	897.650	0	0	0	0	0	897.650

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119254 230047000 ACTUACIONES DE INVESTIGACIÓN EN EL PROCESO PENAL Y EN LOS PROCEDIMIENTOS ADMINISTRATIVOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CAPACIDAD DE RESPUESTA DEL MINISTERIO PÚBLICO, EN LAS DIFERENTES MATERIAS CONOCIDAS EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.271.733

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230047002 ACTUACIONES VINCULADAS A LOS PROCESOS JURÍDICOS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.630.832

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.795.300	0	0	0	0	0	1.795.300
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	155.119	0	0	0	0	0	155.119
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	34.471	0	0	0	0	0	34.471
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	68.556	0	0	0	0	0	68.556
401	07	00	00	Asistencia socio-económica	5.522.733	0	0	0	0	0	5.522.733
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	5.294.104	0	0	0	0	0	5.294.104
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	228.629	0	0	0	0	0	228.629
403	**00**	**00**	**00**	**Servicios no personales**	**193.016**	**0**	**0**	**0**	**0**	**0**	**193.016**
403	18	00	00	Impuestos indirectos	20.680	0	0	0	0	0	20.680
403	18	01	00	Impuesto al valor agregado	20.680	0	0	0	0	0	20.680
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	172.336	0	0	0	0	0	172.336
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	172.336	0	0	0	0	0	172.336
				Totales	**86.337.473**	**0**	**0**	**0**	**0**	**0**	**86.337.473**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 119254 230047000 ACTUACIONES DE INVESTIGACIÓN EN EL PROCESO PENAL Y EN LOS PROCEDIMIENTOS ADMINISTRATIVOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CAPACIDAD DE RESPUESTA DEL MINISTERIO PÚBLICO, EN LAS DIFERENTES MATERIAS CONOCIDAS EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.271.733

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 230047003 ACTUACIONES PARA LA PROTECCIÓN Y ASISTENCIA DE VÍCTIMAS, TESTIGOS Y DEMÁS SUJETOS PROCESALES.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 3.000

RESPONSABLE/EJECUTOR: COORDINACIÓN NACIONAL PARA LA PROTECCIÓN Y ASISTENCIA DE VÍCTIMAS, TESTIGOS Y DEMÁS SUJETOS PROCESALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.968.224**	**0**	**0**	**0**	**0**	**0**	**8.968.224**
402	01	00	00	Productos alimenticios y agropecuarios	8.968.224	0	0	0	0	0	8.968.224
402	01	01	00	Alimentos y bebidas para personas	8.968.224	0	0	0	0	0	8.968.224
403	**00**	**00**	**00**	**Servicios no personales**	**2.133.971**	**0**	**0**	**0**	**0**	**0**	**2.133.971**
403	09	00	00	Viáticos y pasajes	909.740	0	0	0	0	0	909.740
403	09	01	00	Viáticos y pasajes dentro del país	909.740	0	0	0	0	0	909.740
403	15	00	00	Servicios fiscales	15.210	0	0	0	0	0	15.210
403	15	02	00	Tasas y otros derechos obligatorios	15.210	0	0	0	0	0	15.210
403	18	00	00	Impuestos indirectos	1.189.521	0	0	0	0	0	1.189.521
403	18	01	00	Impuesto al valor agregado	1.189.521	0	0	0	0	0	1.189.521
403	99	00	00	Otros servicios no personales	19.500	0	0	0	0	0	19.500
403	99	01	00	Otros servicios no personales	19.500	0	0	0	0	0	19.500
				Totales	**11.102.195**	**0**	**0**	**0**	**0**	**0**	**11.102.195**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**553.082.843**	**0**	**0**	**0**	**0**	**0**	**553.082.843**
401	01	00	00	Sueldos, salarios y otras retribuciones	87.233.197	0	0	0	0	0	87.233.197
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	62.300.830	0	0	0	0	0	62.300.830
401	01	03	00	Suplencias a empleados	10.541.996	0	0	0	0	0	10.541.996
401	01	09	00	Remuneraciones al personal en período de disponibilidad	115.000	0	0	0	0	0	115.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	5.366.428	0	0	0	0	0	5.366.428
401	01	13	00	Suplencias a obreros	1.368.398	0	0	0	0	0	1.368.398
401	01	18	00	Remuneraciones al personal contratado	7.000.000	0	0	0	0	0	7.000.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	294.843	0	0	0	0	0	294.843
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	245.702	0	0	0	0	0	245.702
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.048.584	0	0	0	0	0	1.048.584
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.048.584	0	0	0	0	0	1.048.584
401	03	00	00	Primas	17.742.911	0	0	0	0	0	17.742.911
401	03	02	00	Primas de transporte a empleados	27.000	0	0	0	0	0	27.000
401	03	08	00	Primas de profesionalización a empleados	2.808.000	0	0	0	0	0	2.808.000
401	03	09	00	Primas por antigüedad a empleados	9.602.521	0	0	0	0	0	9.602.521
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.501.215	0	0	0	0	0	4.501.215
401	03	17	00	Primas de transporte a obreros	50.976	0	0	0	0	0	50.976
401	03	21	00	Primas por antigüedad a obreros	753.199	0	0	0	0	0	753.199
401	04	00	00	Complementos de sueldos y salarios	53.303.519	0	0	0	0	0	53.303.519
401	04	05	00	Complemento a empleados por gastos de representación	660.000	0	0	0	0	0	660.000
401	04	06	00	Complemento a empleados por comisión de servicios	720.000	0	0	0	0	0	720.000
401	04	08	00	Bono compensatorio de alimentación a empleados	25.058.160	0	0	0	0	0	25.058.160
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	245.417	0	0	0	0	0	245.417
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	859.248	0	0	0	0	0	859.248
401	04	18	00	Bono compensatorio de alimentación a obreros	3.596.400	0	0	0	0	0	3.596.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.576.960	0	0	0	0	0	3.576.960
401	04	96	00	Otros complementos a empleados	17.375.988	0	0	0	0	0	17.375.988
401	04	97	00	Otros complementos a obreros	1.211.346	0	0	0	0	0	1.211.346
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	17.816.678	0	0	0	0	0	17.816.678
401	05	03	00	Bono vacacional a empleados	13.361.086	0	0	0	0	0	13.361.086
401	05	06	00	Bono vacacional a obreros	1.155.592	0	0	0	0	0	1.155.592

ÓRGANO: MINISTERIO PÚBLICO **ACCIÓN CENTRALIZADA:** 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	07	00	Aguinaldos al personal contratado	2.800.000	0	0	0	0	0	2.800.000
401	05	08	00	Bono vacacional al personal contratado	500.000	0	0	0	0	0	500.000
401	06	00	00	Aportes patronales y legales	12.533.216	0	0	0	0	0	12.533.216
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.037.275	0	0	0	0	0	7.037.275
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.563.838	0	0	0	0	0	1.563.838
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.127.678	0	0	0	0	0	3.127.678
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	474.514	0	0	0	0	0	474.514
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	105.447	0	0	0	0	0	105.447
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	209.866	0	0	0	0	0	209.866
401	06	97	00	Otros aportes legales por obreros	14.598	0	0	0	0	0	14.598
401	07	00	00	Asistencia socio-económica	233.728.722	0	0	0	0	0	233.728.722
401	07	02	00	Becas a empleados	370.634	0	0	0	0	0	370.634
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	13.730	0	0	0	0	0	13.730
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.463.090	0	0	0	0	0	9.463.090
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	165.055.020	0	0	0	0	0	165.055.020
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.224.844	0	0	0	0	0	3.224.844
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	4.258.842	0	0	0	0	0	4.258.842
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	11.250.000	0	0	0	0	0	11.250.000
401	07	18	00	Becas a obreros	186.456	0	0	0	0	0	186.456
401	07	19	00	Ayudas por matrimonio de obreros	8.000	0	0	0	0	0	8.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	20.000	0	0	0	0	0	20.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	37.600	0	0	0	0	0	37.600
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	603.723	0	0	0	0	0	603.723
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	24.078.000	0	0	0	0	0	24.078.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	723.520	0	0	0	0	0	723.520
401	07	26	00	Dotación de uniformes a obreros	10.354.375	0	0	0	0	0	10.354.375
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.330.888	0	0	0	0	0	1.330.888
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.750.000	0	0	0	0	0	1.750.000
401	07	96	00	Otras subvenciones a empleados	1.000.000	0	0	0	0	0	1.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	129.676.016	0	0	0	0	0	129.676.016
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	117.742.096	0	0	0	0	0	117.742.096

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	10.933.920	0	0	0	0	0	10.933.920
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.000.000	0	0	0	0	0	1.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.349.015**	**0**	**0**	**0**	**0**	**0**	**4.349.015**
403	10	00	00	Servicios profesionales y técnicos	2.375.000	0	0	0	0	0	2.375.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.375.000	0	0	0	0	0	2.375.000
403	18	00	00	Impuestos indirectos	1.490.542	0	0	0	0	0	1.490.542
403	18	01	00	Impuesto al valor agregado	1.490.542	0	0	0	0	0	1.490.542
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	483.473	0	0	0	0	0	483.473
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	483.473	0	0	0	0	0	483.473
				Totales	**557.431.858**	**0**	**0**	**0**	**0**	**0**	**557.431.858**

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 230001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**553.082.843**	**0**	**0**	**0**	**0**	**0**	**553.082.843**
401	01	00	00	Sueldos, salarios y otras retribuciones	87.233.197	0	0	0	0	0	87.233.197
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	62.300.830	0	0	0	0	0	62.300.830
401	01	03	00	Suplencias a empleados	10.541.996	0	0	0	0	0	10.541.996
401	01	09	00	Remuneraciones al personal en período de disponibilidad	115.000	0	0	0	0	0	115.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	5.366.428	0	0	0	0	0	5.366.428
401	01	13	00	Suplencias a obreros	1.368.398	0	0	0	0	0	1.368.398
401	01	18	00	Remuneraciones al personal contratado	7.000.000	0	0	0	0	0	7.000.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	294.843	0	0	0	0	0	294.843
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	245.702	0	0	0	0	0	245.702
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.048.584	0	0	0	0	0	1.048.584
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.048.584	0	0	0	0	0	1.048.584
401	03	00	00	Primas	17.742.911	0	0	0	0	0	17.742.911
401	03	02	00	Primas de transporte a empleados	27.000	0	0	0	0	0	27.000
401	03	08	00	Primas de profesionalización a empleados	2.808.000	0	0	0	0	0	2.808.000
401	03	09	00	Primas por antigüedad a empleados	9.602.521	0	0	0	0	0	9.602.521
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.501.215	0	0	0	0	0	4.501.215
401	03	17	00	Primas de transporte a obreros	50.976	0	0	0	0	0	50.976
401	03	21	00	Primas por antigüedad a obreros	753.199	0	0	0	0	0	753.199
401	04	00	00	Complementos de sueldos y salarios	53.303.519	0	0	0	0	0	53.303.519
401	04	05	00	Complemento a empleados por gastos de representación	660.000	0	0	0	0	0	660.000
401	04	06	00	Complemento a empleados por comisión de servicios	720.000	0	0	0	0	0	720.000
401	04	08	00	Bono compensatorio de alimentación a empleados	25.058.160	0	0	0	0	0	25.058.160
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	245.417	0	0	0	0	0	245.417
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	859.248	0	0	0	0	0	859.248
401	04	18	00	Bono compensatorio de alimentación a obreros	3.596.400	0	0	0	0	0	3.596.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.576.960	0	0	0	0	0	3.576.960

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 230001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	96	00	Otros complementos a empleados	17.375.988	0	0	0	0	0	17.375.988
401	04	97	00	Otros complementos a obreros	1.211.346	0	0	0	0	0	1.211.346
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	17.816.678	0	0	0	0	0	17.816.678
401	05	03	00	Bono vacacional a empleados	13.361.086	0	0	0	0	0	13.361.086
401	05	06	00	Bono vacacional a obreros	1.155.592	0	0	0	0	0	1.155.592
401	05	07	00	Aguinaldos al personal contratado	2.800.000	0	0	0	0	0	2.800.000
401	05	08	00	Bono vacacional al personal contratado	500.000	0	0	0	0	0	500.000
401	06	00	00	Aportes patronales y legales	12.533.216	0	0	0	0	0	12.533.216
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.037.275	0	0	0	0	0	7.037.275
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.563.838	0	0	0	0	0	1.563.838
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.127.678	0	0	0	0	0	3.127.678
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	474.514	0	0	0	0	0	474.514
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	105.447	0	0	0	0	0	105.447
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	209.866	0	0	0	0	0	209.866
401	06	97	00	Otros aportes legales por obreros	14.598	0	0	0	0	0	14.598
401	07	00	00	Asistencia socio-económica	233.728.722	0	0	0	0	0	233.728.722
401	07	02	00	Becas a empleados	370.634	0	0	0	0	0	370.634
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	13.730	0	0	0	0	0	13.730
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.463.090	0	0	0	0	0	9.463.090
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	165.055.020	0	0	0	0	0	165.055.020
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.224.844	0	0	0	0	0	3.224.844
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	4.258.842	0	0	0	0	0	4.258.842
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	11.250.000	0	0	0	0	0	11.250.000
401	07	18	00	Becas a obreros	186.456	0	0	0	0	0	186.456
401	07	19	00	Ayudas por matrimonio de obreros	8.000	0	0	0	0	0	8.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 230001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	37.600	0	0	0	0	0	37.600
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	603.723	0	0	0	0	0	603.723
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	24.078.000	0	0	0	0	0	24.078.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	723.520	0	0	0	0	0	723.520
401	07	26	00	Dotación de uniformes a obreros	10.354.375	0	0	0	0	0	10.354.375
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.330.888	0	0	0	0	0	1.330.888
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.750.000	0	0	0	0	0	1.750.000
401	07	96	00	Otras subvenciones a empleados	1.000.000	0	0	0	0	0	1.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	129.676.016	0	0	0	0	0	129.676.016
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	117.742.096	0	0	0	0	0	117.742.096
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	10.933.920	0	0	0	0	0	10.933.920
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.000.000	0	0	0	0	0	1.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.349.015**	**0**	**0**	**0**	**0**	**0**	**4.349.015**
403	10	00	00	Servicios profesionales y técnicos	2.375.000	0	0	0	0	0	2.375.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.375.000	0	0	0	0	0	2.375.000
403	18	00	00	Impuestos indirectos	1.490.542	0	0	0	0	0	1.490.542
403	18	01	00	Impuesto al valor agregado	1.490.542	0	0	0	0	0	1.490.542
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	483.473	0	0	0	0	0	483.473
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	483.473	0	0	0	0	0	483.473
				Totales	**557.431.858**	**0**	**0**	**0**	**0**	**0**	**557.431.858**

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**45.917.443**	0	0	0	0	0	**45.917.443**
402	01	00	00	Productos alimenticios y agropecuarios	1.792.433	0	0	0	0	0	1.792.433
402	01	01	00	Alimentos y bebidas para personas	1.764.133	0	0	0	0	0	1.764.133
402	01	03	00	Productos agrícolas y pecuarios	28.300	0	0	0	0	0	28.300
402	02	00	00	Productos de minas, canteras y yacimientos	98.700	0	0	0	0	0	98.700
402	02	02	00	Petróleo crudo y gas natural	82.400	0	0	0	0	0	82.400
402	02	04	00	Mineral no ferroso	150	0	0	0	0	0	150
402	02	05	00	Piedra, arcilla, arena y tierra	16.150	0	0	0	0	0	16.150
402	03	00	00	Textiles y vestuarios	1.199.121	0	0	0	0	0	1.199.121
402	03	01	00	Textiles	323.400	0	0	0	0	0	323.400
402	03	02	00	Prendas de vestir	852.721	0	0	0	0	0	852.721
402	03	03	00	Calzados	23.000	0	0	0	0	0	23.000
402	04	00	00	Productos de cuero y caucho	236.972	0	0	0	0	0	236.972
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.200	0	0	0	0	0	1.200
402	04	03	00	Cauchos y tripas para vehículos	235.272	0	0	0	0	0	235.272
402	04	99	00	Otros productos de cuero y caucho	500	0	0	0	0	0	500
402	05	00	00	Productos de papel, cartón e impresos	12.173.080	0	0	0	0	0	12.173.080
402	05	01	00	Pulpa de madera, papel y cartón	405.937	0	0	0	0	0	405.937
402	05	02	00	Envases y cajas de papel y cartón	414.494	0	0	0	0	0	414.494
402	05	03	00	Productos de papel y cartón para oficina	11.090.064	0	0	0	0	0	11.090.064
402	05	04	00	Libros, revistas y periódicos	94.397	0	0	0	0	0	94.397
402	05	05	00	Material de enseñanza	50.500	0	0	0	0	0	50.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	117.188	0	0	0	0	0	117.188
402	05	99	00	Otros productos de pulpa, papel y cartón	500	0	0	0	0	0	500
402	06	00	00	Productos químicos y derivados	5.608.774	0	0	0	0	0	5.608.774
402	06	01	00	Sustancias químicas y de uso industrial	31.287	0	0	0	0	0	31.287
402	06	02	00	Abonos, plaguicidas y otros	500	0	0	0	0	0	500
402	06	03	00	Tintas, pinturas y colorantes	3.293.171	0	0	0	0	0	3.293.171
402	06	04	00	Productos farmacéuticos y medicamentos	225.363	0	0	0	0	0	225.363
402	06	05	00	Productos de tocador	1.400	0	0	0	0	0	1.400
402	06	06	00	Combustibles y lubricantes	1.666.677	0	0	0	0	0	1.666.677
402	06	07	00	Productos diversos derivados del petróleo y del carbón	4.420	0	0	0	0	0	4.420
402	06	08	00	Productos plásticos	292.595	0	0	0	0	0	292.595

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	99	00	Otros productos de la industria química y conexos	93.361	0	0	0	0	0	93.361
402	07	00	00	Productos minerales no metálicos	65.710	0	0	0	0	0	65.710
402	07	01	00	Productos de barro, loza y porcelana	3.150	0	0	0	0	0	3.150
402	07	02	00	Vidrios y productos de vidrio	18.113	0	0	0	0	0	18.113
402	07	03	00	Productos de arcilla para construcción	15.260	0	0	0	0	0	15.260
402	07	04	00	Cemento, cal y yeso	22.311	0	0	0	0	0	22.311
402	07	99	00	Otros productos minerales no metálicos	6.876	0	0	0	0	0	6.876
402	08	00	00	Productos metálicos	5.351.218	0	0	0	0	0	5.351.218
402	08	01	00	Productos primarios de hierro y acero	31.023	0	0	0	0	0	31.023
402	08	02	00	Productos de metales no ferrosos	403.120	0	0	0	0	0	403.120
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	872.859	0	0	0	0	0	872.859
402	08	04	00	Productos metálicos estructurales	302.054	0	0	0	0	0	302.054
402	08	05	00	Materiales de orden público, seguridad y defensa	773.760	0	0	0	0	0	773.760
402	08	07	00	Material de señalamiento	36.135	0	0	0	0	0	36.135
402	08	08	00	Material de educación	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.871.550	0	0	0	0	0	1.871.550
402	08	10	00	Repuestos y accesorios para otros equipos	969.759	0	0	0	0	0	969.759
402	08	99	00	Otros productos metálicos	80.958	0	0	0	0	0	80.958
402	09	00	00	Productos de madera	280.500	0	0	0	0	0	280.500
402	09	01	00	Productos primarios de madera	180.000	0	0	0	0	0	180.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	100.000	0	0	0	0	0	100.000
402	09	99	00	Otros productos de madera	500	0	0	0	0	0	500
402	10	00	00	Productos varios y útiles diversos	18.875.760	0	0	0	0	0	18.875.760
402	10	01	00	Artículos de deporte, recreación y juguetes	406.663	0	0	0	0	0	406.663
402	10	02	00	Materiales y útiles de limpieza y aseo	6.188	0	0	0	0	0	6.188
402	10	03	00	Utensilios de cocina y comedor	23.500	0	0	0	0	0	23.500
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	218.872	0	0	0	0	0	218.872
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.676.682	0	0	0	0	0	2.676.682
402	10	06	00	Condecoraciones, ofrendas y similares	453.026	0	0	0	0	0	453.026
402	10	07	00	Productos de seguridad en el trabajo	19.245	0	0	0	0	0	19.245
402	10	08	00	Materiales para equipos de computación	13.208.453	0	0	0	0	0	13.208.453
402	10	10	00	Útiles religiosos	200	0	0	0	0	0	200
402	10	11	00	Materiales eléctricos	1.094.591	0	0	0	0	0	1.094.591

ÓRGANO: MINISTERIO PÚBLICO **ACCIÓN CENTRALIZADA:** 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	406.643	0	0	0	0	0	406.643
402	10	13	00	Materiales fotográficos	1.872	0	0	0	0	0	1.872
402	10	99	00	Otros productos y útiles diversos	359.825	0	0	0	0	0	359.825
402	99	00	00	Otros materiales y suministros	235.175	0	0	0	0	0	235.175
402	99	01	00	Otros materiales y suministros	235.175	0	0	0	0	0	235.175
403	**00**	**00**	**00**	**Servicios no personales**	**167.502.635**	**0**	**0**	**0**	**0**	**0**	**167.502.635**
403	01	00	00	Alquileres de inmuebles	24.053.000	0	0	0	0	0	24.053.000
403	01	01	00	Alquileres de edificios y locales	24.033.000	0	0	0	0	0	24.033.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	20.000	0	0	0	0	0	20.000
403	02	00	00	Alquileres de maquinaria y equipos	162.005	0	0	0	0	0	162.005
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	41.400	0	0	0	0	0	41.400
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	48.605	0	0	0	0	0	48.605
403	02	99	00	Alquileres de otras maquinaria y equipos	72.000	0	0	0	0	0	72.000
403	04	00	00	Servicios básicos	14.465.058	0	0	0	0	0	14.465.058
403	04	01	00	Electricidad	2.844.000	0	0	0	0	0	2.844.000
403	04	03	00	Agua	815.000	0	0	0	0	0	815.000
403	04	04	00	Teléfonos	5.955.000	0	0	0	0	0	5.955.000
403	04	05	00	Servicio de comunicaciones	3.779.058	0	0	0	0	0	3.779.058
403	04	06	00	Servicio de aseo urbano y domiciliario	252.000	0	0	0	0	0	252.000
403	04	07	00	Servicio de condominio	820.000	0	0	0	0	0	820.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	260.260	0	0	0	0	0	260.260
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	5.980	0	0	0	0	0	5.980
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	4.680	0	0	0	0	0	4.680
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	249.600	0	0	0	0	0	249.600
403	06	00	00	Servicios de transporte y almacenaje	958.419	0	0	0	0	0	958.419
403	06	01	00	Fletes y embalajes	634.201	0	0	0	0	0	634.201
403	06	03	00	Estacionamiento	12.480	0	0	0	0	0	12.480
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	311.738	0	0	0	0	0	311.738
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.188.512	0	0	0	0	0	8.188.512
403	07	01	00	Publicidad y propaganda	7.800	0	0	0	0	0	7.800
403	07	02	00	Imprenta y reproducción	1.488.619	0	0	0	0	0	1.488.619
403	07	03	00	Relaciones sociales	6.682.262	0	0	0	0	0	6.682.262

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	9.831	0	0	0	0	0	9.831
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.736.300	0	0	0	0	0	7.736.300
403	08	01	00	Primas y gastos de seguros	7.331.300	0	0	0	0	0	7.331.300
403	08	02	00	Comisiones y gastos bancarios	405.000	0	0	0	0	0	405.000
403	09	00	00	Viáticos y pasajes	11.220.476	0	0	0	0	0	11.220.476
403	09	01	00	Viáticos y pasajes dentro del país	10.806.068	0	0	0	0	0	10.806.068
403	09	02	00	Viáticos y pasajes fuera del país	148.830	0	0	0	0	0	148.830
403	09	03	00	Asignación por kilómetros recorridos	265.578	0	0	0	0	0	265.578
403	10	00	00	Servicios profesionales y técnicos	4.501.099	0	0	0	0	0	4.501.099
403	10	03	00	Servicios de procesamiento de datos	455.000	0	0	0	0	0	455.000
403	10	09	00	Servicios de lavandería y tintorería	6.779	0	0	0	0	0	6.779
403	10	11	00	Servicios para la elaboración y suministro de comida	2.721.600	0	0	0	0	0	2.721.600
403	10	99	00	Otros servicios profesionales y técnicos	1.317.720	0	0	0	0	0	1.317.720
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	19.920.378	0	0	0	0	0	19.920.378
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.744.034	0	0	0	0	0	2.744.034
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	952.428	0	0	0	0	0	952.428
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	60.780	0	0	0	0	0	60.780
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	16.062.776	0	0	0	0	0	16.062.776
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	100.360	0	0	0	0	0	100.360
403	12	00	00	Conservación y reparaciones menores de obras	36.651.559	0	0	0	0	0	36.651.559
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	36.651.559	0	0	0	0	0	36.651.559
403	15	00	00	Servicios fiscales	40.873	0	0	0	0	0	40.873
403	15	02	00	Tasas y otros derechos obligatorios	40.873	0	0	0	0	0	40.873
403	16	00	00	Servicios de diversión, esparcimiento y culturales	12.978.622	0	0	0	0	0	12.978.622
403	16	01	00	Servicios de diversión, esparcimiento y culturales	12.978.622	0	0	0	0	0	12.978.622
403	18	00	00	Impuestos indirectos	24.974.126	0	0	0	0	0	24.974.126
403	18	01	00	Impuesto al valor agregado	24.974.126	0	0	0	0	0	24.974.126
403	99	00	00	Otros servicios no personales	1.391.948	0	0	0	0	0	1.391.948
403	99	01	00	Otros servicios no personales	1.391.948	0	0	0	0	0	1.391.948
404	**00**	**00**	**00**	**Activos reales**	**18.671.773**	**0**	**0**	**0**	**0**	**0**	**18.671.773**
404	01	00	00	Repuestos y reparaciones mayores	1.786.800	0	0	0	0	0	1.786.800
404	01	01	00	Repuestos mayores	468.923	0	0	0	0	0	468.923

ÓRGANO: MINISTERIO PÚBLICO **ACCIÓN CENTRALIZADA:** 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	34.841	0	0	0	0	0	34.841
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	350.040	0	0	0	0	0	350.040
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	84.042	0	0	0	0	0	84.042
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.317.877	0	0	0	0	0	1.317.877
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	36.620	0	0	0	0	0	36.620
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	936.000	0	0	0	0	0	936.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	345.257	0	0	0	0	0	345.257
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	275.702	0	0	0	0	0	275.702
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	6.670	0	0	0	0	0	6.670
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	156.522	0	0	0	0	0	156.522
404	03	06	00	Maquinaria y equipos de energía	112.510	0	0	0	0	0	112.510
404	04	00	00	Equipos de transporte, tracción y elevación	16.640	0	0	0	0	0	16.640
404	04	05	00	Vehículos de tracción no motorizados	10.400	0	0	0	0	0	10.400
404	04	06	00	Equipos auxiliares de transporte	6.240	0	0	0	0	0	6.240
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.226.755	0	0	0	0	0	1.226.755
404	05	01	00	Equipos de telecomunicaciones	1.226.755	0	0	0	0	0	1.226.755
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	250.000	0	0	0	0	0	250.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	250.000	0	0	0	0	0	250.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	371.271	0	0	0	0	0	371.271
404	07	02	00	Equipos de enseñanza, deporte y recreación	145.975	0	0	0	0	0	145.975
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	100.000	0	0	0	0	0	100.000
404	07	06	00	Instrumentos musicales y equipos de audio	125.296	0	0	0	0	0	125.296
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.310.693	0	0	0	0	0	14.310.693
404	09	01	00	Mobiliario y equipos de oficina	6.755.002	0	0	0	0	0	6.755.002
404	09	02	00	Equipos de computación	6.573.291	0	0	0	0	0	6.573.291
404	09	03	00	Mobiliario y equipos de alojamiento	940.471	0	0	0	0	0	940.471
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	41.929	0	0	0	0	0	41.929
404	12	00	00	Activos intangibles	433.912	0	0	0	0	0	433.912
404	12	04	00	Paquetes y programas de computación	433.912	0	0	0	0	0	433.912
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.136.250**	**0**	**0**	**0**	**0**	**0**	**5.136.250**
407	01	00	00	Transferencias y donaciones corrientes internas	5.136.250	0	0	0	0	0	5.136.250
407	01	01	00	Transferencias corrientes internas al sector privado	1.050.150	0	0	0	0	0	1.050.150

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	56	Otras asignaciones	1.050.150	0	0	0	0	0	1.050.150
407	01	02	00	Donaciones corrientes internas al sector privado	1.086.100	0	0	0	0	0	1.086.100
407	01	02	01	Donaciones corrientes a personas	1.086.100	0	0	0	0	0	1.086.100
407	01	03	00	Transferencias corrientes internas al sector público	3.000.000	0	0	0	0	0	3.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.000.000	0	0	0	0	0	3.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.668.500**	**0**	**0**	**0**	**0**	**0**	**2.668.500**
411	11	00	00	Obligaciones de ejercicios anteriores	2.668.500	0	0	0	0	0	2.668.500
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.668.500	0	0	0	0	0	1.668.500
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	1.000.000	0	0	0	0	0	1.000.000
				Totales	**239.896.601**	**0**	**0**	**0**	**0**	**0**	**239.896.601**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.000.000**	**0**	**0**	**0**	**0**	**0**	**3.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	3.000.000	0	0	0	0	0	3.000.000
407	01	03	00	Transferencias corrientes internas al sector público	3.000.000	0	0	0	0	0	3.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.000.000	0	0	0	0	0	3.000.000
				- A0239 Fundación para la Investigación, Capacitación y Desarrollo de la Función Fiscal	3.000.000	0	0	0	0	0	3.000.000
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	**0**	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 230002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**45.917.443**	**0**	**0**	**0**	**0**	**0**	**45.917.443**
402	01	00	00	Productos alimenticios y agropecuarios	1.792.433	0	0	0	0	0	1.792.433
402	01	01	00	Alimentos y bebidas para personas	1.764.133	0	0	0	0	0	1.764.133
402	01	03	00	Productos agrícolas y pecuarios	28.300	0	0	0	0	0	28.300
402	02	00	00	Productos de minas, canteras y yacimientos	98.700	0	0	0	0	0	98.700
402	02	02	00	Petróleo crudo y gas natural	82.400	0	0	0	0	0	82.400
402	02	04	00	Mineral no ferroso	150	0	0	0	0	0	150
402	02	05	00	Piedra, arcilla, arena y tierra	16.150	0	0	0	0	0	16.150
402	03	00	00	Textiles y vestuarios	1.199.121	0	0	0	0	0	1.199.121
402	03	01	00	Textiles	323.400	0	0	0	0	0	323.400
402	03	02	00	Prendas de vestir	852.721	0	0	0	0	0	852.721
402	03	03	00	Calzados	23.000	0	0	0	0	0	23.000
402	04	00	00	Productos de cuero y caucho	236.972	0	0	0	0	0	236.972
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.200	0	0	0	0	0	1.200
402	04	03	00	Cauchos y tripas para vehículos	235.272	0	0	0	0	0	235.272
402	04	99	00	Otros productos de cuero y caucho	500	0	0	0	0	0	500
402	05	00	00	Productos de papel, cartón e impresos	12.173.080	0	0	0	0	0	12.173.080
402	05	01	00	Pulpa de madera, papel y cartón	405.937	0	0	0	0	0	405.937
402	05	02	00	Envases y cajas de papel y cartón	414.494	0	0	0	0	0	414.494
402	05	03	00	Productos de papel y cartón para oficina	11.090.064	0	0	0	0	0	11.090.064
402	05	04	00	Libros, revistas y periódicos	94.397	0	0	0	0	0	94.397
402	05	05	00	Material de enseñanza	50.500	0	0	0	0	0	50.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	117.188	0	0	0	0	0	117.188
402	05	99	00	Otros productos de pulpa, papel y cartón	500	0	0	0	0	0	500
402	06	00	00	Productos químicos y derivados	5.608.774	0	0	0	0	0	5.608.774
402	06	01	00	Sustancias químicas y de uso industrial	31.287	0	0	0	0	0	31.287
402	06	02	00	Abonos, plaguicidas y otros	500	0	0	0	0	0	500
402	06	03	00	Tintas, pinturas y colorantes	3.293.171	0	0	0	0	0	3.293.171

ÓRGANO: MINISTERIO PÚBLICO **ACCIÓN CENTRALIZADA:** 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 230002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	225.363	0	0	0	0	0	225.363
402	06	05	00	Productos de tocador	1.400	0	0	0	0	0	1.400
402	06	06	00	Combustibles y lubricantes	1.666.677	0	0	0	0	0	1.666.677
402	06	07	00	Productos diversos derivados del petróleo y del carbón	4.420	0	0	0	0	0	4.420
402	06	08	00	Productos plásticos	292.595	0	0	0	0	0	292.595
402	06	99	00	Otros productos de la industria química y conexos	93.361	0	0	0	0	0	93.361
402	07	00	00	Productos minerales no metálicos	65.710	0	0	0	0	0	65.710
402	07	01	00	Productos de barro, loza y porcelana	3.150	0	0	0	0	0	3.150
402	07	02	00	Vidrios y productos de vidrio	18.113	0	0	0	0	0	18.113
402	07	03	00	Productos de arcilla para construcción	15.260	0	0	0	0	0	15.260
402	07	04	00	Cemento, cal y yeso	22.311	0	0	0	0	0	22.311
402	07	99	00	Otros productos minerales no metálicos	6.876	0	0	0	0	0	6.876
402	08	00	00	Productos metálicos	5.351.218	0	0	0	0	0	5.351.218
402	08	01	00	Productos primarios de hierro y acero	31.023	0	0	0	0	0	31.023
402	08	02	00	Productos de metales no ferrosos	403.120	0	0	0	0	0	403.120
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	872.859	0	0	0	0	0	872.859
402	08	04	00	Productos metálicos estructurales	302.054	0	0	0	0	0	302.054
402	08	05	00	Materiales de orden público, seguridad y defensa	773.760	0	0	0	0	0	773.760
402	08	07	00	Material de señalamiento	36.135	0	0	0	0	0	36.135
402	08	08	00	Material de educación	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.871.550	0	0	0	0	0	1.871.550
402	08	10	00	Repuestos y accesorios para otros equipos	969.759	0	0	0	0	0	969.759
402	08	99	00	Otros productos metálicos	80.958	0	0	0	0	0	80.958
402	09	00	00	Productos de madera	280.500	0	0	0	0	0	280.500
402	09	01	00	Productos primarios de madera	180.000	0	0	0	0	0	180.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	100.000	0	0	0	0	0	100.000
402	09	99	00	Otros productos de madera	500	0	0	0	0	0	500
402	10	00	00	Productos varios y útiles diversos	18.875.760	0	0	0	0	0	18.875.760

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 230002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	01	00	Artículos de deporte, recreación y juguetes	406.663	0	0	0	0	0	406.663
402	10	02	00	Materiales y útiles de limpieza y aseo	6.188	0	0	0	0	0	6.188
402	10	03	00	Utensilios de cocina y comedor	23.500	0	0	0	0	0	23.500
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	218.872	0	0	0	0	0	218.872
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.676.682	0	0	0	0	0	2.676.682
402	10	06	00	Condecoraciones, ofrendas y similares	453.026	0	0	0	0	0	453.026
402	10	07	00	Productos de seguridad en el trabajo	19.245	0	0	0	0	0	19.245
402	10	08	00	Materiales para equipos de computación	13.208.453	0	0	0	0	0	13.208.453
402	10	10	00	Útiles religiosos	200	0	0	0	0	0	200
402	10	11	00	Materiales eléctricos	1.094.591	0	0	0	0	0	1.094.591
402	10	12	00	Materiales para instalaciones sanitarias	406.643	0	0	0	0	0	406.643
402	10	13	00	Materiales fotográficos	1.872	0	0	0	0	0	1.872
402	10	99	00	Otros productos y útiles diversos	359.825	0	0	0	0	0	359.825
402	99	00	00	Otros materiales y suministros	235.175	0	0	0	0	0	235.175
402	99	01	00	Otros materiales y suministros	235.175	0	0	0	0	0	235.175
403	**00**	**00**	**00**	**Servicios no personales**	**167.502.635**	**0**	**0**	**0**	**0**	**0**	**167.502.635**
403	01	00	00	Alquileres de inmuebles	24.053.000	0	0	0	0	0	24.053.000
403	01	01	00	Alquileres de edificios y locales	24.033.000	0	0	0	0	0	24.033.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	20.000	0	0	0	0	0	20.000
403	02	00	00	Alquileres de maquinaria y equipos	162.005	0	0	0	0	0	162.005
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	41.400	0	0	0	0	0	41.400
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	48.605	0	0	0	0	0	48.605
403	02	99	00	Alquileres de otras maquinaria y equipos	72.000	0	0	0	0	0	72.000
403	04	00	00	Servicios básicos	14.465.058	0	0	0	0	0	14.465.058
403	04	01	00	Electricidad	2.844.000	0	0	0	0	0	2.844.000
403	04	03	00	Agua	815.000	0	0	0	0	0	815.000
403	04	04	00	Teléfonos	5.955.000	0	0	0	0	0	5.955.000
403	04	05	00	Servicio de comunicaciones	3.779.058	0	0	0	0	0	3.779.058

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 230002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	06	00	Servicio de aseo urbano y domiciliario	252.000	0	0	0	0	0	252.000
403	04	07	00	Servicio de condominio	820.000	0	0	0	0	0	820.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	260.260	0	0	0	0	0	260.260
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	5.980	0	0	0	0	0	5.980
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	4.680	0	0	0	0	0	4.680
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	249.600	0	0	0	0	0	249.600
403	06	00	00	Servicios de transporte y almacenaje	958.419	0	0	0	0	0	958.419
403	06	01	00	Fletes y embalajes	634.201	0	0	0	0	0	634.201
403	06	03	00	Estacionamiento	12.480	0	0	0	0	0	12.480
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	311.738	0	0	0	0	0	311.738
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.188.512	0	0	0	0	0	8.188.512
403	07	01	00	Publicidad y propaganda	7.800	0	0	0	0	0	7.800
403	07	02	00	Imprenta y reproducción	1.488.619	0	0	0	0	0	1.488.619
403	07	03	00	Relaciones sociales	6.682.262	0	0	0	0	0	6.682.262
403	07	04	00	Avisos	9.831	0	0	0	0	0	9.831
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.736.300	0	0	0	0	0	7.736.300
403	08	01	00	Primas y gastos de seguros	7.331.300	0	0	0	0	0	7.331.300
403	08	02	00	Comisiones y gastos bancarios	405.000	0	0	0	0	0	405.000
403	09	00	00	Viáticos y pasajes	11.220.476	0	0	0	0	0	11.220.476
403	09	01	00	Viáticos y pasajes dentro del país	10.806.068	0	0	0	0	0	10.806.068
403	09	02	00	Viáticos y pasajes fuera del país	148.830	0	0	0	0	0	148.830
403	09	03	00	Asignación por kilómetros recorridos	265.578	0	0	0	0	0	265.578
403	10	00	00	Servicios profesionales y técnicos	4.501.099	0	0	0	0	0	4.501.099
403	10	03	00	Servicios de procesamiento de datos	455.000	0	0	0	0	0	455.000
403	10	09	00	Servicios de lavandería y tintorería	6.779	0	0	0	0	0	6.779
403	10	11	00	Servicios para la elaboración y suministro de comida	2.721.600	0	0	0	0	0	2.721.600
403	10	99	00	Otros servicios profesionales y técnicos	1.317.720	0	0	0	0	0	1.317.720
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	19.920.378	0	0	0	0	0	19.920.378

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 230002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.744.034	0	0	0	0	0	2.744.034
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	952.428	0	0	0	0	0	952.428
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	60.780	0	0	0	0	0	60.780
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	16.062.776	0	0	0	0	0	16.062.776
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	100.360	0	0	0	0	0	100.360
403	12	00	00	Conservación y reparaciones menores de obras	36.651.559	0	0	0	0	0	36.651.559
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	36.651.559	0	0	0	0	0	36.651.559
403	15	00	00	Servicios fiscales	40.873	0	0	0	0	0	40.873
403	15	02	00	Tasas y otros derechos obligatorios	40.873	0	0	0	0	0	40.873
403	16	00	00	Servicios de diversión, esparcimiento y culturales	12.978.622	0	0	0	0	0	12.978.622
403	16	01	00	Servicios de diversión, esparcimiento y culturales	12.978.622	0	0	0	0	0	12.978.622
403	18	00	00	Impuestos indirectos	24.974.126	0	0	0	0	0	24.974.126
403	18	01	00	Impuesto al valor agregado	24.974.126	0	0	0	0	0	24.974.126
403	99	00	00	Otros servicios no personales	1.391.948	0	0	0	0	0	1.391.948
403	99	01	00	Otros servicios no personales	1.391.948	0	0	0	0	0	1.391.948
404	**00**	**00**	**00**	**Activos reales**	**18.671.773**	**0**	**0**	**0**	**0**	**0**	**18.671.773**
404	01	00	00	Repuestos y reparaciones mayores	1.786.800	0	0	0	0	0	1.786.800
404	01	01	00	Repuestos mayores	468.923	0	0	0	0	0	468.923
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	34.841	0	0	0	0	0	34.841
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	350.040	0	0	0	0	0	350.040
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	84.042	0	0	0	0	0	84.042
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.317.877	0	0	0	0	0	1.317.877
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	36.620	0	0	0	0	0	36.620
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	936.000	0	0	0	0	0	936.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	345.257	0	0	0	0	0	345.257
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	275.702	0	0	0	0	0	275.702
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	6.670	0	0	0	0	0	6.670

ÓRGANO: MINISTERIO PÚBLICO **ACCIÓN CENTRALIZADA:** 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 230002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	156.522	0	0	0	0	0	156.522
404	03	06	00	Maquinaria y equipos de energía	112.510	0	0	0	0	0	112.510
404	04	00	00	Equipos de transporte, tracción y elevación	16.640	0	0	0	0	0	16.640
404	04	05	00	Vehículos de tracción no motorizados	10.400	0	0	0	0	0	10.400
404	04	06	00	Equipos auxiliares de transporte	6.240	0	0	0	0	0	6.240
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.226.755	0	0	0	0	0	1.226.755
404	05	01	00	Equipos de telecomunicaciones	1.226.755	0	0	0	0	0	1.226.755
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	250.000	0	0	0	0	0	250.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	250.000	0	0	0	0	0	250.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	371.271	0	0	0	0	0	371.271
404	07	02	00	Equipos de enseñanza, deporte y recreación	145.975	0	0	0	0	0	145.975
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	100.000	0	0	0	0	0	100.000
404	07	06	00	Instrumentos musicales y equipos de audio	125.296	0	0	0	0	0	125.296
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.310.693	0	0	0	0	0	14.310.693
404	09	01	00	Mobiliario y equipos de oficina	6.755.002	0	0	0	0	0	6.755.002
404	09	02	00	Equipos de computación	6.573.291	0	0	0	0	0	6.573.291
404	09	03	00	Mobiliario y equipos de alojamiento	940.471	0	0	0	0	0	940.471
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	41.929	0	0	0	0	0	41.929
404	12	00	00	Activos intangibles	433.912	0	0	0	0	0	433.912
404	12	04	00	Paquetes y programas de computación	433.912	0	0	0	0	0	433.912
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.050.150**	**0**	**0**	**0**	**0**	**0**	**1.050.150**
407	01	00	00	Transferencias y donaciones corrientes internas	1.050.150	0	0	0	0	0	1.050.150
407	01	01	00	Transferencias corrientes internas al sector privado	1.050.150	0	0	0	0	0	1.050.150
407	01	01	56	Otras asignaciones	1.050.150	0	0	0	0	0	1.050.150
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.668.500**	**0**	**0**	**0**	**0**	**0**	**2.668.500**
411	11	00	00	Obligaciones de ejercicios anteriores	2.668.500	0	0	0	0	0	2.668.500
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.668.500	0	0	0	0	0	1.668.500
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	1.000.000	0	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 230002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**235.810.501**	**0**	**0**	**0**	**0**	**0**	**235.810.501**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 230002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.086.100**	**0**	**0**	**0**	**0**	**0**	**1.086.100**
407	01	00	00	Transferencias y donaciones corrientes internas	1.086.100	0	0	0	0	0	1.086.100
407	01	02	00	Donaciones corrientes internas al sector privado	1.086.100	0	0	0	0	0	1.086.100
407	01	02	01	Donaciones corrientes a personas	1.086.100	0	0	0	0	0	1.086.100
				Totales	**1.086.100**	**0**	**0**	**0**	**0**	**0**	**1.086.100**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 230002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.000.000**	**0**	**0**	**0**	**0**	**0**	**3.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	3.000.000	0	0	0	0	0	3.000.000
407	01	03	00	Transferencias corrientes internas al sector público	3.000.000	0	0	0	0	0	3.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.000.000	0	0	0	0	0	3.000.000
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	**0**	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**290.020.608**	**0**	**0**	**0**	**0**	**0**	**290.020.608**
407	01	00	00	Transferencias y donaciones corrientes internas	290.020.608	0	0	0	0	0	290.020.608
407	01	01	00	Transferencias corrientes internas al sector privado	290.020.608	0	0	0	0	0	290.020.608
407	01	01	01	Pensiones del personal empleado, obrero y militar	14.739.300	0	0	0	0	0	14.739.300
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	144.090.000	0	0	0	0	0	144.090.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.473.930	0	0	0	0	0	1.473.930
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	7.538.832	0	0	0	0	0	7.538.832
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.801.381	0	0	0	0	0	5.801.381
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	14.409.000	0	0	0	0	0	14.409.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	55.077.202	0	0	0	0	0	55.077.202
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	46.890.963	0	0	0	0	0	46.890.963
				Totales	**290.020.608**	**0**	**0**	**0**	**0**	**0**	**290.020.608**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 230003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**290.020.608**	**0**	**0**	**0**	**0**	**0**	**290.020.608**
407	01	00	00	Transferencias y donaciones corrientes internas	290.020.608	0	0	0	0	0	290.020.608
407	01	01	00	Transferencias corrientes internas al sector privado	290.020.608	0	0	0	0	0	290.020.608
407	01	01	01	Pensiones del personal empleado, obrero y militar	14.739.300	0	0	0	0	0	14.739.300
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	144.090.000	0	0	0	0	0	144.090.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.473.930	0	0	0	0	0	1.473.930
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	7.538.832	0	0	0	0	0	7.538.832
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.801.381	0	0	0	0	0	5.801.381
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	14.409.000	0	0	0	0	0	14.409.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	55.077.202	0	0	0	0	0	55.077.202
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	46.890.963	0	0	0	0	0	46.890.963
				Totales	**290.020.608**	**0**	**0**	**0**	**0**	**0**	**290.020.608**

25

Procuraduría General de la República

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**75.855.202**	**0**	**0**	**0**	**0**	**0**	**75.855.202**
401	01	00	00	Sueldos, salarios y otras retribuciones	30.139.730	0	0	0	0	0	30.139.730
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	8.137.277	0	0	0	0	0	8.137.277
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.261.301	0	0	0	0	0	1.261.301
401	01	12	00	Salarios a obreros en puestos no permanentes	367.925	0	0	0	0	0	367.925
401	01	18	00	Remuneraciones al personal contratado	5.616.647	0	0	0	0	0	5.616.647
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	122.851	0	0	0	0	0	122.851
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	191.970	0	0	0	0	0	191.970
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	5.091.660	0	0	0	0	0	5.091.660
401	01	99	00	Otras retribuciones	9.350.099	0	0	0	0	0	9.350.099
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.520.726	0	0	0	0	0	1.520.726
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	497.891	0	0	0	0	0	497.891
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.022.835	0	0	0	0	0	1.022.835
401	03	00	00	Primas	4.655.833	0	0	0	0	0	4.655.833
401	03	08	00	Primas de profesionalización a empleados	835.062	0	0	0	0	0	835.062
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	229.362	0	0	0	0	0	229.362
401	03	19	00	Primas por hijos de obreros	100	0	0	0	0	0	100
401	03	21	00	Primas por antigüedad a obreros	203.093	0	0	0	0	0	203.093
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	114.502	0	0	0	0	0	114.502
401	03	47	00	Primas al personal de alto nivel y de dirección	2.887.620	0	0	0	0	0	2.887.620
401	03	97	00	Otras primas a empleados	386.094	0	0	0	0	0	386.094
401	04	00	00	Complementos de sueldos y salarios	8.447.747	0	0	0	0	0	8.447.747
401	04	06	00	Complemento a empleados por comisión de servicios	415.833	0	0	0	0	0	415.833
401	04	08	00	Bono compensatorio de alimentación a empleados	3.333.422	0	0	0	0	0	3.333.422
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	24.000	0	0	0	0	0	24.000
401	04	17	00	Complemento a obreros por gastos de transporte	36.432	0	0	0	0	0	36.432
401	04	18	00	Bono compensatorio de alimentación a obreros	1.088.640	0	0	0	0	0	1.088.640
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.177.280	0	0	0	0	0	2.177.280
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	38.880	0	0	0	0	0	38.880
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.333.260	0	0	0	0	0	1.333.260

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.884.803	0	0	0	0	0	5.884.803
401	05	01	00	Aguinaldos a empleados	1.600	0	0	0	0	0	1.600
401	05	03	00	Bono vacacional a empleados	2.523.531	0	0	0	0	0	2.523.531
401	05	04	00	Aguinaldos a obreros	200	0	0	0	0	0	200
401	05	06	00	Bono vacacional a obreros	839.694	0	0	0	0	0	839.694
401	05	07	00	Aguinaldos al personal contratado	1.100	0	0	0	0	0	1.100
401	05	08	00	Bono vacacional al personal contratado	227.077	0	0	0	0	0	227.077
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	200	0	0	0	0	0	200
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	109.933	0	0	0	0	0	109.933
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.600	0	0	0	0	0	1.600
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	2.179.868	0	0	0	0	0	2.179.868
401	06	00	00	Aportes patronales y legales	2.014.157	0	0	0	0	0	2.014.157
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	418.315	0	0	0	0	0	418.315
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	138.414	0	0	0	0	0	138.414
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	92.276	0	0	0	0	0	92.276
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	92.650	0	0	0	0	0	92.650
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	93.012	0	0	0	0	0	93.012
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	30.997	0	0	0	0	0	30.997
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	20.669	0	0	0	0	0	20.669
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	20.669	0	0	0	0	0	20.669
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	277.235	0	0	0	0	0	277.235
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	65.980	0	0	0	0	0	65.980
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	11.967	0	0	0	0	0	11.967
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.989	0	0	0	0	0	3.989
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.659	0	0	0	0	0	2.659
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	336.592	0	0	0	0	0	336.592
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	112.198	0	0	0	0	0	112.198
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	74.798	0	0	0	0	0	74.798
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder	2.659	0	0	0	0	0	2.659

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				público y de elección popular							
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	76.678	0	0	0	0	0	76.678
401	06	95	00	Otros aportes legales por personal contratado	142.400	0	0	0	0	0	142.400
401	07	00	00	Asistencia socio-económica	16.000.379	0	0	0	0	0	16.000.379
401	07	01	00	Capacitación y adiestramiento a empleados	700	0	0	0	0	0	700
401	07	02	00	Becas a empleados	297.600	0	0	0	0	0	297.600
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	0	1.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.093.957	0	0	0	0	0	1.093.957
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	4.248.114	0	0	0	0	0	4.248.114
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	423.000	0	0	0	0	0	423.000
401	07	10	00	Dotación de uniformes a empleados	1.300	0	0	0	0	0	1.300
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	319.405	0	0	0	0	0	319.405
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.300	0	0	0	0	0	1.300
401	07	18	00	Becas a obreros	52.320	0	0	0	0	0	52.320
401	07	19	00	Ayudas por matrimonio de obreros	500	0	0	0	0	0	500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	500	0	0	0	0	0	500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	148.754	0	0	0	0	0	148.754
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.151.744	0	0	0	0	0	1.151.744
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	82.800	0	0	0	0	0	82.800
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	51.106	0	0	0	0	0	51.106
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	200	0	0	0	0	0	200
401	07	33	00	Asistencia socio-económica al personal contratado	2.169.401	0	0	0	0	0	2.169.401
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	29.918	0	0	0	0	0	29.918
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	12.396	0	0	0	0	0	12.396
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	850	0	0	0	0	0	850
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	1.250	0	0	0	0	0	1.250
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	822.511	0	0	0	0	0	822.511
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.153.003	0	0	0	0	0	1.153.003

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	27.600	0	0	0	0	0	27.600
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	1.052.925	0	0	0	0	0	1.052.925
401	07	96	00	Otras subvenciones a empleados	2.248.625	0	0	0	0	0	2.248.625
401	07	97	00	Otras subvenciones a obreros	606.600	0	0	0	0	0	606.600
401	08	00	00	Prestaciones sociales e indemnizaciones	7.191.827	0	0	0	0	0	7.191.827
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	3.189.221	0	0	0	0	0	3.189.221
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	533.287	0	0	0	0	0	533.287
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.270.654	0	0	0	0	0	1.270.654
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	82.762	0	0	0	0	0	82.762
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.115.903	0	0	0	0	0	2.115.903
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.400.514**	**0**	**0**	**0**	**0**	**0**	**6.400.514**
402	01	00	00	Productos alimenticios y agropecuarios	1.026.192	0	0	0	0	0	1.026.192
402	01	01	00	Alimentos y bebidas para personas	1.021.192	0	0	0	0	0	1.021.192
402	01	03	00	Productos agrícolas y pecuarios	5.000	0	0	0	0	0	5.000
402	02	00	00	Productos de minas, canteras y yacimientos	5.800	0	0	0	0	0	5.800
402	02	01	00	Carbón mineral	800	0	0	0	0	0	800
402	02	07	00	Sal para uso industrial	5.000	0	0	0	0	0	5.000
402	03	00	00	Textiles y vestuarios	526.650	0	0	0	0	0	526.650
402	03	01	00	Textiles	41.500	0	0	0	0	0	41.500
402	03	02	00	Prendas de vestir	316.650	0	0	0	0	0	316.650
402	03	03	00	Calzados	168.500	0	0	0	0	0	168.500
402	04	00	00	Productos de cuero y caucho	29.120	0	0	0	0	0	29.120
402	04	03	00	Cauchos y tripas para vehículos	29.120	0	0	0	0	0	29.120
402	05	00	00	Productos de papel, cartón e impresos	2.229.473	0	0	0	0	0	2.229.473
402	05	01	00	Pulpa de madera, papel y cartón	22.215	0	0	0	0	0	22.215
402	05	02	00	Envases y cajas de papel y cartón	64.350	0	0	0	0	0	64.350
402	05	03	00	Productos de papel y cartón para oficina	1.872.584	0	0	0	0	0	1.872.584
402	05	04	00	Libros, revistas y periódicos	204.802	0	0	0	0	0	204.802
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	65.522	0	0	0	0	0	65.522
402	06	00	00	Productos químicos y derivados	1.210.575	0	0	0	0	0	1.210.575
402	06	03	00	Tintas, pinturas y colorantes	872.354	0	0	0	0	0	872.354

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	190.288	0	0	0	0	0	190.288
402	06	05	00	Productos de tocador	30.813	0	0	0	0	0	30.813
402	06	06	00	Combustibles y lubricantes	42.115	0	0	0	0	0	42.115
402	06	08	00	Productos plásticos	75.005	0	0	0	0	0	75.005
402	07	00	00	Productos minerales no metálicos	21.918	0	0	0	0	0	21.918
402	07	02	00	Vidrios y productos de vidrio	2.730	0	0	0	0	0	2.730
402	07	03	00	Productos de arcilla para construcción	10.920	0	0	0	0	0	10.920
402	07	04	00	Cemento, cal y yeso	8.268	0	0	0	0	0	8.268
402	08	00	00	Productos metálicos	270.724	0	0	0	0	0	270.724
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	81.884	0	0	0	0	0	81.884
402	08	05	00	Materiales de orden público, seguridad y defensa	99.840	0	0	0	0	0	99.840
402	08	07	00	Material de señalamiento	1.300	0	0	0	0	0	1.300
402	08	09	00	Repuestos y accesorios para equipos de transporte	75.750	0	0	0	0	0	75.750
402	08	99	00	Otros productos metálicos	11.950	0	0	0	0	0	11.950
402	10	00	00	Productos varios y útiles diversos	1.078.812	0	0	0	0	0	1.078.812
402	10	01	00	Artículos de deporte, recreación y juguetes	109.924	0	0	0	0	0	109.924
402	10	02	00	Materiales y útiles de limpieza y aseo	112.771	0	0	0	0	0	112.771
402	10	03	00	Utensilios de cocina y comedor	33.125	0	0	0	0	0	33.125
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	21.625	0	0	0	0	0	21.625
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	469.529	0	0	0	0	0	469.529
402	10	06	00	Condecoraciones, ofrendas y similares	65.000	0	0	0	0	0	65.000
402	10	07	00	Productos de seguridad en el trabajo	29.224	0	0	0	0	0	29.224
402	10	08	00	Materiales para equipos de computación	145.603	0	0	0	0	0	145.603
402	10	09	00	Especies timbradas y valores	13.000	0	0	0	0	0	13.000
402	10	11	00	Materiales eléctricos	58.617	0	0	0	0	0	58.617
402	10	12	00	Materiales para instalaciones sanitarias	15.563	0	0	0	0	0	15.563
402	10	99	00	Otros productos y útiles diversos	4.831	0	0	0	0	0	4.831
402	99	00	00	Otros materiales y suministros	1.250	0	0	0	0	0	1.250
402	99	01	00	Otros materiales y suministros	1.250	0	0	0	0	0	1.250
403	**00**	**00**	**00**	**Servicios no personales**	**24.610.190**	**0**	**0**	**0**	**0**	**0**	**24.610.190**
403	01	00	00	Alquileres de inmuebles	644.000	0	0	0	0	0	644.000

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	01	00	Alquileres de edificios y locales	624.000	0	0	0	0	0	624.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	20.000	0	0	0	0	0	20.000
403	04	00	00	Servicios básicos	2.210.440	0	0	0	0	0	2.210.440
403	04	01	00	Electricidad	325.000	0	0	0	0	0	325.000
403	04	03	00	Agua	36.400	0	0	0	0	0	36.400
403	04	04	00	Teléfonos	578.500	0	0	0	0	0	578.500
403	04	05	00	Servicio de comunicaciones	312.000	0	0	0	0	0	312.000
403	04	06	00	Servicio de aseo urbano y domiciliario	95.340	0	0	0	0	0	95.340
403	04	07	00	Servicio de condominio	863.200	0	0	0	0	0	863.200
403	06	00	00	Servicios de transporte y almacenaje	476.529	0	0	0	0	0	476.529
403	06	01	00	Fletes y embalajes	365.490	0	0	0	0	0	365.490
403	06	02	00	Almacenaje	9.100	0	0	0	0	0	9.100
403	06	03	00	Estacionamiento	36.939	0	0	0	0	0	36.939
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	65.000	0	0	0	0	0	65.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.925.171	0	0	0	0	0	1.925.171
403	07	01	00	Publicidad y propaganda	162.500	0	0	0	0	0	162.500
403	07	02	00	Imprenta y reproducción	323.571	0	0	0	0	0	323.571
403	07	03	00	Relaciones sociales	724.100	0	0	0	0	0	724.100
403	07	04	00	Avisos	715.000	0	0	0	0	0	715.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	630.500	0	0	0	0	0	630.500
403	08	01	00	Primas y gastos de seguros	520.000	0	0	0	0	0	520.000
403	08	02	00	Comisiones y gastos bancarios	65.000	0	0	0	0	0	65.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	45.500	0	0	0	0	0	45.500
403	09	00	00	Viáticos y pasajes	1.414.500	0	0	0	0	0	1.414.500
403	09	01	00	Viáticos y pasajes dentro del país	842.500	0	0	0	0	0	842.500
403	09	02	00	Viáticos y pasajes fuera del país	572.000	0	0	0	0	0	572.000
403	10	00	00	Servicios profesionales y técnicos	6.976.830	0	0	0	0	0	6.976.830
403	10	01	00	Servicios jurídicos	5.983.402	0	0	0	0	0	5.983.402
403	10	02	00	Servicios de contabilidad y auditoría	32.500	0	0	0	0	0	32.500
403	10	03	00	Servicios de procesamiento de datos	266.500	0	0	0	0	0	266.500
403	10	09	00	Servicios de lavandería y tintorería	58.500	0	0	0	0	0	58.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	97.500	0	0	0	0	0	97.500
403	10	99	00	Otros servicios profesionales y técnicos	538.428	0	0	0	0	0	538.428
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	910.774	0	0	0	0	0	910.774
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	92.818	0	0	0	0	0	92.818
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	130.000	0	0	0	0	0	130.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	91.728	0	0	0	0	0	91.728
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	563.398	0	0	0	0	0	563.398
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	32.830	0	0	0	0	0	32.830
403	12	00	00	Conservación y reparaciones menores de obras	1.521.015	0	0	0	0	0	1.521.015
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.521.015	0	0	0	0	0	1.521.015
403	15	00	00	Servicios fiscales	65.000	0	0	0	0	0	65.000
403	15	02	00	Tasas y otros derechos obligatorios	65.000	0	0	0	0	0	65.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.386.000	0	0	0	0	0	1.386.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.386.000	0	0	0	0	0	1.386.000
403	18	00	00	Impuestos indirectos	5.448.793	0	0	0	0	0	5.448.793
403	18	01	00	Impuesto al valor agregado	5.448.793	0	0	0	0	0	5.448.793
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	577.079	0	0	0	0	0	577.079
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	577.079	0	0	0	0	0	577.079
403	99	00	00	Otros servicios no personales	423.559	0	0	0	0	0	423.559
403	99	01	00	Otros servicios no personales	423.559	0	0	0	0	0	423.559
404	**00**	**00**	**00**	**Activos reales**	**4.198.985**	**0**	**0**	**0**	**0**	**0**	**4.198.985**
404	01	00	00	Repuestos y reparaciones mayores	2.413.082	0	0	0	0	0	2.413.082
404	01	01	00	Repuestos mayores	2.413.082	0	0	0	0	0	2.413.082
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.413.082	0	0	0	0	0	2.413.082
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	313.620	0	0	0	0	0	313.620
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	313.620	0	0	0	0	0	313.620
404	04	00	00	Equipos de transporte, tracción y elevación	728.000	0	0	0	0	0	728.000
404	04	01	00	Vehículos automotores terrestres	728.000	0	0	0	0	0	728.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	373.275	0	0	0	0	0	373.275
404	07	02	00	Equipos de enseñanza, deporte y recreación	85.195	0	0	0	0	0	85.195

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	260.000	0	0	0	0	0	260.000
404	07	06	00	Instrumentos musicales y equipos de audio	28.080	0	0	0	0	0	28.080
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	371.008	0	0	0	0	0	371.008
404	09	01	00	Mobiliario y equipos de oficina	20.467	0	0	0	0	0	20.467
404	09	02	00	Equipos de computación	43.741	0	0	0	0	0	43.741
404	09	03	00	Mobiliario y equipos de alojamiento	202.800	0	0	0	0	0	202.800
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	104.000	0	0	0	0	0	104.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.510.115**	**0**	**0**	**0**	**0**	**0**	**13.510.115**
407	01	00	00	Transferencias y donaciones corrientes internas	13.510.115	0	0	0	0	0	13.510.115
407	01	01	00	Transferencias corrientes internas al sector privado	7.568.645	0	0	0	0	0	7.568.645
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.203.790	0	0	0	0	0	1.203.790
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	3.002.370	0	0	0	0	0	3.002.370
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	200	0	0	0	0	0	200
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	215.634	0	0	0	0	0	215.634
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	361.837	0	0	0	0	0	361.837
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	651.000	0	0	0	0	0	651.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	200	0	0	0	0	0	200
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	204.982	0	0	0	0	0	204.982
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	671.632	0	0	0	0	0	671.632
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	1.218.000	0	0	0	0	0	1.218.000
407	01	01	75	Subsidios a organismos laborales y gremiales	39.000	0	0	0	0	0	39.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.050.000	0	0	0	0	0	1.050.000
407	01	02	01	Donaciones corrientes a personas	1.050.000	0	0	0	0	0	1.050.000
407	01	03	00	Transferencias corrientes internas al sector público	2.000.000	0	0	0	0	0	2.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.000.000	0	0	0	0	0	2.000.000
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	782.710	0	0	0	0	0	782.710
407	01	05	02	Pensiones del personal de alto nivel y de dirección	492.285	0	0	0	0	0	492.285
407	01	05	07	Aguinaldos del personal pensionado de alto nivel y de dirección	200	0	0	0	0	0	200
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	49.229	0	0	0	0	0	49.229
407	01	05	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección	72.996	0	0	0	0	0	72.996

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	05	99	Otras subvenciones socio-económicas del personal pensionado de alto nivel y de dirección	168.000	0	0	0	0	0	168.000
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	2.108.760	0	0	0	0	0	2.108.760
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	1.224.632	0	0	0	0	0	1.224.632
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	300	0	0	0	0	0	300
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	122.463	0	0	0	0	0	122.463
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	236.365	0	0	0	0	0	236.365
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	525.000	0	0	0	0	0	525.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.825.000**	**0**	**0**	**0**	**0**	**0**	**2.825.000**
411	03	00	00	Disminución de cuentas y efectos por pagar a proveedores	2.000.000	0	0	0	0	0	2.000.000
411	03	01	00	Disminución de cuentas por pagar a proveedores a corto plazo	2.000.000	0	0	0	0	0	2.000.000
411	11	00	00	Obligaciones de ejercicios anteriores	825.000	0	0	0	0	0	825.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	600.000	0	0	0	0	0	600.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	225.000	0	0	0	0	0	225.000
				Totales	**127.400.006**	**0**	**0**	**0**	**0**	**0**	**127.400.006**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118821 250029000 FORTALECIMIENTO INTEGRAL DEL CUERPO COMBATIENTE DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: FORTALECER FÍSICA E INTELECTUALMENTE LA INSTRUCCIÓN IMPARTIDA A LOS INTEGRANTES DEL CUERPO COMBATIENTE DE LA PGR, ADSCRITO A LA MILICIA NACIONAL BOLIVARIANA A LOS FINES DE CONTRIBUIR CON LA DEFENSA Y SEGURIDAD DE LA NACIÓN Y POR ENDE DE LA INSTITUCIÓN A LA QUE PERTENECEN.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 120

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**172.200**	**0**	**0**	**0**	**0**	**0**	**172.200**
402	01	00	00	Productos alimenticios y agropecuarios	108.950	0	0	0	0	0	108.950
402	01	01	00	Alimentos y bebidas para personas	108.950	0	0	0	0	0	108.950
402	02	00	00	Productos de minas, canteras y yacimientos	800	0	0	0	0	0	800
402	02	01	00	Carbón mineral	800	0	0	0	0	0	800
402	03	00	00	Textiles y vestuarios	59.000	0	0	0	0	0	59.000
402	03	01	00	Textiles	2.500	0	0	0	0	0	2.500
402	03	02	00	Prendas de vestir	45.000	0	0	0	0	0	45.000
402	03	03	00	Calzados	11.500	0	0	0	0	0	11.500
402	06	00	00	Productos químicos y derivados	1.100	0	0	0	0	0	1.100
402	06	08	00	Productos plásticos	1.100	0	0	0	0	0	1.100
402	10	00	00	Productos varios y útiles diversos	1.100	0	0	0	0	0	1.100
402	10	99	00	Otros productos y útiles diversos	1.100	0	0	0	0	0	1.100
402	99	00	00	Otros materiales y suministros	1.250	0	0	0	0	0	1.250
402	99	01	00	Otros materiales y suministros	1.250	0	0	0	0	0	1.250
403	**00**	**00**	**00**	**Servicios no personales**	**28.448**	**0**	**0**	**0**	**0**	**0**	**28.448**
403	06	00	00	Servicios de transporte y almacenaje	1.750	0	0	0	0	0	1.750
403	06	01	00	Fletes y embalajes	1.750	0	0	0	0	0	1.750
403	18	00	00	Impuestos indirectos	21.498	0	0	0	0	0	21.498
403	18	01	00	Impuesto al valor agregado	21.498	0	0	0	0	0	21.498
403	99	00	00	Otros servicios no personales	5.200	0	0	0	0	0	5.200
403	99	01	00	Otros servicios no personales	5.200	0	0	0	0	0	5.200
				Totales	**200.648**	**0**	**0**	**0**	**0**	**0**	**200.648**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118821 250029000 FORTALECIMIENTO INTEGRAL DEL CUERPO COMBATIENTE DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: FORTALECER FÍSICA E INTELECTUALMENTE LA INSTRUCCIÓN IMPARTIDA A LOS INTEGRANTES DEL CUERPO COMBATIENTE DE LA PGR, ADSCRITO A LA MILICIA NACIONAL BOLIVARIANA A LOS FINES DE CONTRIBUIR CON LA DEFENSA Y SEGURIDAD DE LA NACIÓN Y POR ENDE DE LA INSTITUCIÓN A LA QUE PERTENECEN.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO

META: 120

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118821 250029000 FORTALECIMIENTO INTEGRAL DEL CUERPO COMBATIENTE DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: FORTALECER FÍSICA E INTELECTUALMENTE LA INSTRUCCIÓN IMPARTIDA A LOS INTEGRANTES DEL CUERPO COMBATIENTE DE LA PGR, ADSCRITO A LA MILICIA NACIONAL BOLIVARIANA A LOS FINES DE CONTRIBUIR CON LA DEFENSA Y SEGURIDAD DE LA NACIÓN Y POR ENDE DE LA INSTITUCIÓN A LA QUE PERTENECEN.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 120

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 250029001 CAPACITACIÓN INTEGRAL DEL PERSONAL QUE CONFORMA EL CUERPO COMBATIENTE DE LA PGR

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 120

RESPONSABLE/EJECUTOR: COORDINACION DE CUERPO COMBATIENTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**172.200**	**0**	**0**	**0**	**0**	0	**172.200**
402	01	00	00	Productos alimenticios y agropecuarios	108.950	0	0	0	0	0	108.950
402	01	01	00	Alimentos y bebidas para personas	108.950	0	0	0	0	0	108.950
402	02	00	00	Productos de minas, canteras y yacimientos	800	0	0	0	0	0	800
402	02	01	00	Carbón mineral	800	0	0	0	0	0	800
402	03	00	00	Textiles y vestuarios	59.000	0	0	0	0	0	59.000
402	03	01	00	Textiles	2.500	0	0	0	0	0	2.500
402	03	02	00	Prendas de vestir	45.000	0	0	0	0	0	45.000
402	03	03	00	Calzados	11.500	0	0	0	0	0	11.500
402	06	00	00	Productos químicos y derivados	1.100	0	0	0	0	0	1.100
402	06	08	00	Productos plásticos	1.100	0	0	0	0	0	1.100
402	10	00	00	Productos varios y útiles diversos	1.100	0	0	0	0	0	1.100
402	10	99	00	Otros productos y útiles diversos	1.100	0	0	0	0	0	1.100
402	99	00	00	Otros materiales y suministros	1.250	0	0	0	0	0	1.250
402	99	01	00	Otros materiales y suministros	1.250	0	0	0	0	0	1.250
403	**00**	**00**	**00**	**Servicios no personales**	**28.448**	**0**	**0**	**0**	**0**	0	**28.448**
403	06	00	00	Servicios de transporte y almacenaje	1.750	0	0	0	0	0	1.750
403	06	01	00	Fletes y embalajes	1.750	0	0	0	0	0	1.750
403	18	00	00	Impuestos indirectos	21.498	0	0	0	0	0	21.498
403	18	01	00	Impuesto al valor agregado	21.498	0	0	0	0	0	21.498
403	99	00	00	Otros servicios no personales	5.200	0	0	0	0	0	5.200
403	99	01	00	Otros servicios no personales	5.200	0	0	0	0	0	5.200
				Totales	**200.648**	**0**	**0**	**0**	**0**	0	**200.648**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118831 250030000 DESARROLLO DEL SISTEMA ESTADÍSTICO DE INFORMACIÓN DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA ESTADÍSTICO DE INFORMACIÓN DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA, PARA LA ELABORACIÓN DE BOLETINES ESTADÍSTICOS QUE PRESENTEN TANTO AL PÚBLICO, COMO A LOS ENTES DEL ESTADO, EL DESEMPEÑO JURÍDICO INSTITUCIONAL.

UNIDAD DE MEDIDA: BOLETÍN

META: 13

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**546.159**	**0**	**0**	**0**	**0**	**0**	**546.159**
401	01	00	00	Sueldos, salarios y otras retribuciones	181.028	0	0	0	0	0	181.028
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	81.540	0	0	0	0	0	81.540
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	41.040	0	0	0	0	0	41.040
401	01	99	00	Otras retribuciones	58.448	0	0	0	0	0	58.448
401	03	00	00	Primas	35.230	0	0	0	0	0	35.230
401	03	08	00	Primas de profesionalización a empleados	9.785	0	0	0	0	0	9.785
401	03	47	00	Primas al personal de alto nivel y de dirección	25.445	0	0	0	0	0	25.445
401	04	00	00	Complementos de sueldos y salarios	59.400	0	0	0	0	0	59.400
401	04	08	00	Bono compensatorio de alimentación a empleados	43.200	0	0	0	0	0	43.200
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	16.200	0	0	0	0	0	16.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	63.618	0	0	0	0	0	63.618
401	05	01	00	Aguinaldos a empleados	200	0	0	0	0	0	200
401	05	03	00	Bono vacacional a empleados	36.642	0	0	0	0	0	36.642
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	100	0	0	0	0	0	100
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	26.676	0	0	0	0	0	26.676
401	06	00	00	Aportes patronales y legales	17.175	0	0	0	0	0	17.175
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.712	0	0	0	0	0	7.712
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.523	0	0	0	0	0	1.523
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.015	0	0	0	0	0	1.015
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.015	0	0	0	0	0	1.015
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	3.324	0	0	0	0	0	3.324
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.108	0	0	0	0	0	1.108
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	739	0	0	0	0	0	739
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	739	0	0	0	0	0	739
401	07	00	00	Asistencia socio-económica	133.387	0	0	0	0	0	133.387
401	07	02	00	Becas a empleados	4.800	0	0	0	0	0	4.800
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	10.147	0	0	0	0	0	10.147

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118831 250030000 DESARROLLO DEL SISTEMA ESTADÍSTICO DE INFORMACIÓN DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA ESTADÍSTICO DE INFORMACIÓN DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA, PARA LA ELABORACIÓN DE BOLETINES ESTADÍSTICOS QUE PRESENTEN TANTO AL PÚBLICO, COMO A LOS ENTES DEL ESTADO, EL DESEMPEÑO JURÍDICO INSTITUCIONAL.

UNIDAD DE MEDIDA: BOLETÍN **META:** 13

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	40.427	0	0	0	0	0	40.427
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.400	0	0	0	0	0	5.400
401	07	10	00	Dotación de uniformes a empleados	200	0	0	0	0	0	200
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	12.776	0	0	0	0	0	12.776
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	100	0	0	0	0	0	100
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	7.387	0	0	0	0	0	7.387
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	5.350	0	0	0	0	0	5.350
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	14.400	0	0	0	0	0	14.400
401	07	96	00	Otras subvenciones a empleados	32.400	0	0	0	0	0	32.400
401	08	00	00	Prestaciones sociales e indemnizaciones	56.321	0	0	0	0	0	56.321
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	30.246	0	0	0	0	0	30.246
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	26.075	0	0	0	0	0	26.075
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
402	05	00	00	Productos de papel, cartón e impresos	5.000	0	0	0	0	0	5.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**462.053**	**0**	**0**	**0**	**0**	**0**	**462.053**
403	07	00	00	Servicios de información, impresión y relaciones públicas	178.571	0	0	0	0	0	178.571
403	07	02	00	Imprenta y reproducción	178.571	0	0	0	0	0	178.571
403	10	00	00	Servicios profesionales y técnicos	231.428	0	0	0	0	0	231.428
403	10	99	00	Otros servicios profesionales y técnicos	231.428	0	0	0	0	0	231.428
403	18	00	00	Impuestos indirectos	50.461	0	0	0	0	0	50.461
403	18	01	00	Impuesto al valor agregado	50.461	0	0	0	0	0	50.461
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.593	0	0	0	0	0	1.593
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.593	0	0	0	0	0	1.593

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118831 250030000 DESARROLLO DEL SISTEMA ESTADÍSTICO DE INFORMACIÓN DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA ESTADÍSTICO DE INFORMACIÓN DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA, PARA LA ELABORACIÓN DE BOLETINES ESTADÍSTICOS QUE PRESENTEN TANTO AL PÚBLICO, COMO A LOS ENTES DEL ESTADO, EL DESEMPEÑO JURÍDICO INSTITUCIONAL.

UNIDAD DE MEDIDA: BOLETÍN

META: 13

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	75.000	0	0	0	0	0	75.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	75.000	0	0	0	0	0	75.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
404	09	02	00	Equipos de computación	25.000	0	0	0	0	0	25.000
				Totales	**1.128.212**	**0**	**0**	**0**	**0**	**0**	**1.128.212**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118831 250030000 DESARROLLO DEL SISTEMA ESTADÍSTICO DE INFORMACIÓN DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA ESTADÍSTICO DE INFORMACIÓN DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA, PARA LA ELABORACIÓN DE BOLETINES ESTADÍSTICOS QUE PRESENTEN TANTO AL PÚBLICO, COMO A LOS ENTES DEL ESTADO, EL DESEMPEÑO JURÍDICO INSTITUCIONAL.

UNIDAD DE MEDIDA: BOLETÍN

META: 13

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118831 250030000 DESARROLLO DEL SISTEMA ESTADÍSTICO DE INFORMACIÓN DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA ESTADÍSTICO DE INFORMACIÓN DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA, PARA LA ELABORACIÓN DE BOLETINES ESTADÍSTICOS QUE PRESENTEN TANTO AL PÚBLICO, COMO A LOS ENTES DEL ESTADO, EL DESEMPEÑO JURÍDICO INSTITUCIONAL.

UNIDAD DE MEDIDA: BOLETÍN **META:** 13

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 250030001 DISEÑO E INSTRUMENTACIÓN DEL SISTEMA ESTADÍSTICO DE INFORMACIÓN.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: PROCURADURÍA GENERAL DE LA REPÚBLICA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**546.159**	**0**	**0**	**0**	**0**	**0**	**546.159**
401	01	00	00	Sueldos, salarios y otras retribuciones	181.028	0	0	0	0	0	181.028
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	81.540	0	0	0	0	0	81.540
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	41.040	0	0	0	0	0	41.040
401	01	99	00	Otras retribuciones	58.448	0	0	0	0	0	58.448
401	03	00	00	Primas	35.230	0	0	0	0	0	35.230
401	03	08	00	Primas de profesionalización a empleados	9.785	0	0	0	0	0	9.785
401	03	47	00	Primas al personal de alto nivel y de dirección	25.445	0	0	0	0	0	25.445
401	04	00	00	Complementos de sueldos y salarios	59.400	0	0	0	0	0	59.400
401	04	08	00	Bono compensatorio de alimentación a empleados	43.200	0	0	0	0	0	43.200
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	16.200	0	0	0	0	0	16.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	63.618	0	0	0	0	0	63.618
401	05	01	00	Aguinaldos a empleados	200	0	0	0	0	0	200
401	05	03	00	Bono vacacional a empleados	36.642	0	0	0	0	0	36.642
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	100	0	0	0	0	0	100
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	26.676	0	0	0	0	0	26.676
401	06	00	00	Aportes patronales y legales	17.175	0	0	0	0	0	17.175
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.712	0	0	0	0	0	7.712
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.523	0	0	0	0	0	1.523
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.015	0	0	0	0	0	1.015
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.015	0	0	0	0	0	1.015
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	3.324	0	0	0	0	0	3.324
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.108	0	0	0	0	0	1.108
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal	739	0	0	0	0	0	739

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118831 250030000 DESARROLLO DEL SISTEMA ESTADÍSTICO DE INFORMACIÓN DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA ESTADÍSTICO DE INFORMACIÓN DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA, PARA LA ELABORACIÓN DE BOLETINES ESTADÍSTICOS QUE PRESENTEN TANTO AL PÚBLICO, COMO A LOS ENTES DEL ESTADO, EL DESEMPEÑO JURÍDICO INSTITUCIONAL.

UNIDAD DE MEDIDA: BOLETÍN **META:** 13

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 250030001 DISEÑO E INSTRUMENTACIÓN DEL SISTEMA ESTADÍSTICO DE INFORMACIÓN.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: PROCURADURÍA GENERAL DE LA REPÚBLICA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				de alto nivel y de dirección							
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	739	0	0	0	0	0	739
401	07	00	00	Asistencia socio-económica	133.387	0	0	0	0	0	133.387
401	07	02	00	Becas a empleados	4.800	0	0	0	0	0	4.800
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	10.147	0	0	0	0	0	10.147
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	40.427	0	0	0	0	0	40.427
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.400	0	0	0	0	0	5.400
401	07	10	00	Dotación de uniformes a empleados	200	0	0	0	0	0	200
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	12.776	0	0	0	0	0	12.776
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	100	0	0	0	0	0	100
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	7.387	0	0	0	0	0	7.387
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	5.350	0	0	0	0	0	5.350
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	14.400	0	0	0	0	0	14.400
401	07	96	00	Otras subvenciones a empleados	32.400	0	0	0	0	0	32.400
401	08	00	00	Prestaciones sociales e indemnizaciones	56.321	0	0	0	0	0	56.321
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	30.246	0	0	0	0	0	30.246
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	26.075	0	0	0	0	0	26.075
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
402	05	00	00	Productos de papel, cartón e impresos	5.000	0	0	0	0	0	5.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118831 250030000 DESARROLLO DEL SISTEMA ESTADÍSTICO DE INFORMACIÓN DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA ESTADÍSTICO DE INFORMACIÓN DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA, PARA LA ELABORACIÓN DE BOLETINES ESTADÍSTICOS QUE PRESENTEN TANTO AL PÚBLICO, COMO A LOS ENTES DEL ESTADO, EL DESEMPEÑO JURÍDICO INSTITUCIONAL.

UNIDAD DE MEDIDA: BOLETÍN

META: 13

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 250030001 DISEÑO E INSTRUMENTACIÓN DEL SISTEMA ESTADÍSTICO DE INFORMACIÓN.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN

META: 1

RESPONSABLE/EJECUTOR: PROCURADURÍA GENERAL DE LA REPÚBLICA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**182.053**	**0**	**0**	**0**	**0**	**0**	**182.053**
403	10	00	00	Servicios profesionales y técnicos	160.000	0	0	0	0	0	160.000
403	10	99	00	Otros servicios profesionales y técnicos	160.000	0	0	0	0	0	160.000
403	18	00	00	Impuestos indirectos	20.460	0	0	0	0	0	20.460
403	18	01	00	Impuesto al valor agregado	20.460	0	0	0	0	0	20.460
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.593	0	0	0	0	0	1.593
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.593	0	0	0	0	0	1.593
404	**00**	**00**	**00**	**Activos reales**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	75.000	0	0	0	0	0	75.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	75.000	0	0	0	0	0	75.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
404	09	02	00	Equipos de computación	25.000	0	0	0	0	0	25.000
				Totales	**848.212**	**0**	**0**	**0**	**0**	**0**	**848.212**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118831 250030000 DESARROLLO DEL SISTEMA ESTADÍSTICO DE INFORMACIÓN DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA ESTADÍSTICO DE INFORMACIÓN DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA, PARA LA ELABORACIÓN DE BOLETINES ESTADÍSTICOS QUE PRESENTEN TANTO AL PÚBLICO, COMO A LOS ENTES DEL ESTADO, EL DESEMPEÑO JURÍDICO INSTITUCIONAL.

UNIDAD DE MEDIDA: BOLETÍN **META:** 13

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 250030002 CONSTRUIR INDICADORES ESTADÍSTICOS Y DE GESTIÓN INSTITUCIONAL SOBRE LA BASE DE REGISTROS ADMINISTRATIVOS EXISTENTES.

UNIDAD DE MEDIDA: ESTUDIO **META:** 2

RESPONSABLE/EJECUTOR: PROCURADURÍA GENERAL DE LA REPÚBLICA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**79.999**	0	0	0	0	0	**79.999**
403	10	00	00	Servicios profesionales y técnicos	71.428	0	0	0	0	0	71.428
403	10	99	00	Otros servicios profesionales y técnicos	71.428	0	0	0	0	0	71.428
403	18	00	00	Impuestos indirectos	8.571	0	0	0	0	0	8.571
403	18	01	00	Impuesto al valor agregado	8.571	0	0	0	0	0	8.571
				Totales	**79.999**	**0**	**0**	**0**	**0**	**0**	**79.999**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118831 250030000 DESARROLLO DEL SISTEMA ESTADÍSTICO DE INFORMACIÓN DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA ESTADÍSTICO DE INFORMACIÓN DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA, PARA LA ELABORACIÓN DE BOLETINES ESTADÍSTICOS QUE PRESENTEN TANTO AL PÚBLICO, COMO A LOS ENTES DEL ESTADO, EL DESEMPEÑO JURÍDICO INSTITUCIONAL.

UNIDAD DE MEDIDA: BOLETÍN

META: 13

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 250030003 ELABORACIÓN Y DISTRIBUCIÓN DE LOS BOLETINES ESTADÍSTICOS DE LA PROCURADURÍA.

UNIDAD DE MEDIDA: BOLETÍN INFORMATIVO

META: 13

RESPONSABLE/EJECUTOR: PROCURADURÍA GENERAL DE LA REPÚBLICA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**200.001**	**0**	**0**	**0**	**0**	**0**	**200.001**
403	07	00	00	Servicios de información, impresión y relaciones públicas	178.571	0	0	0	0	0	178.571
403	07	02	00	Imprenta y reproducción	178.571	0	0	0	0	0	178.571
403	18	00	00	Impuestos indirectos	21.430	0	0	0	0	0	21.430
403	18	01	00	Impuesto al valor agregado	21.430	0	0	0	0	0	21.430
				Totales	**200.001**	**0**	**0**	**0**	**0**	**0**	**200.001**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118830 250031000 FORTALECIMIENTO DE LA PARTICIPACION POPULAR EN LA DEFENSA DE LOS DERECHOS Y BIENES PATRIMONIALES DE LA REPUBLICA

OBJETIVO DEL PROYECTO: CONSTITUIR UN ESPACIO DE PARTICIPACIÓN INDIVIDUAL Y COLECTIVA PARA EL LOGRO ÓPTIMO DE LA GESTIÓN PÚBLICA Y FUNDAMENTALMENTE PARA LA DEFENSA DE LOS DERECHOS, BIENES Y PATRIMONIO DE LA REPÚBLICA, A TRAVÉS DE ACCIONES CORRESPONSABLES Y CONCURRENTES PARA LA CONSTRUCCIÓN DE SOLUCIONES A LAS DEMANDAS SOCIALES IMPULSANDO LA VERDADERA CONTRALORÍA SOCIAL, FOMENTANDO LA INTEGRACIÓN Y ARTICULACIÓN COLECTIVA ENTRE LA PROCURADURÍA GENERAL DE LA REPÚBLICA, LOS ÓRGANOS Y ENTES GUBERNAMENTALES Y EL PUEBLO ORGANIZADO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 44.699 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**280.000**	**0**	**0**	**0**	**0**	**0**	**280.000**
402	01	00	00	Productos alimenticios y agropecuarios	180.000	0	0	0	0	0	180.000
402	01	01	00	Alimentos y bebidas para personas	175.000	0	0	0	0	0	175.000
402	01	03	00	Productos agrícolas y pecuarios	5.000	0	0	0	0	0	5.000
402	02	00	00	Productos de minas, canteras y yacimientos	5.000	0	0	0	0	0	5.000
402	02	07	00	Sal para uso industrial	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	60.000	0	0	0	0	0	60.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	06	04	00	Productos farmacéuticos y medicamentos	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	35.000	0	0	0	0	0	35.000
402	10	02	00	Materiales y útiles de limpieza y aseo	2.000	0	0	0	0	0	2.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	23.000	0	0	0	0	0	23.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**270.000**	**0**	**0**	**0**	**0**	**0**	**270.000**
403	01	00	00	Alquileres de inmuebles	20.000	0	0	0	0	0	20.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	20.000	0	0	0	0	0	20.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	112.500	0	0	0	0	0	112.500
403	07	02	00	Imprenta y reproducción	112.500	0	0	0	0	0	112.500
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	60.000	0	0	0	0	0	60.000
403	10	99	00	Otros servicios profesionales y técnicos	60.000	0	0	0	0	0	60.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.000	0	0	0	0	0	10.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	17.500	0	0	0	0	0	17.500
403	18	01	00	Impuesto al valor agregado	17.500	0	0	0	0	0	17.500
403	99	00	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118830 250031000 FORTALECIMIENTO DE LA PARTICIPACION POPULAR EN LA DEFENSA DE LOS DERECHOS Y BIENES PATRIMONIALES DE LA REPUBLICA

OBJETIVO DEL PROYECTO: CONSTITUIR UN ESPACIO DE PARTICIPACIÓN INDIVIDUAL Y COLECTIVA PARA EL LOGRO ÓPTIMO DE LA GESTIÓN PÚBLICA Y FUNDAMENTALMENTE PARA LA DEFENSA DE LOS DERECHOS, BIENES Y PATRIMONIO DE LA REPÚBLICA, A TRAVÉS DE ACCIONES CORRESPONSABLES Y CONCURRENTES PARA LA CONSTRUCCIÓN DE SOLUCIONES A LAS DEMANDAS SOCIALES IMPULSANDO LA VERDADERA CONTRALORÍA SOCIAL, FOMENTANDO LA INTEGRACIÓN Y ARTICULACIÓN COLECTIVA ENTRE LA PROCURADURÍA GENERAL DE LA REPÚBLICA, LOS ÓRGANOS Y ENTES GUBERNAMENTALES Y EL PUEBLO ORGANIZADO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 44.699 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000
404	**00**	**00**	**00**	**Activos reales**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	09	03	00	Mobiliario y equipos de alojamiento	200.000	0	0	0	0	0	200.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	0	250.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118830 250031000 FORTALECIMIENTO DE LA PARTICIPACION POPULAR EN LA DEFENSA DE LOS DERECHOS Y BIENES PATRIMONIALES DE LA REPUBLICA

OBJETIVO DEL PROYECTO: CONSTITUIR UN ESPACIO DE PARTICIPACIÓN INDIVIDUAL Y COLECTIVA PARA EL LOGRO ÓPTIMO DE LA GESTIÓN PÚBLICA Y FUNDAMENTALMENTE PARA LA DEFENSA DE LOS DERECHOS, BIENES Y PATRIMONIO DE LA REPÚBLICA, A TRAVÉS DE ACCIONES CORRESPONSABLES Y CONCURRENTES PARA LA CONSTRUCCIÓN DE SOLUCIONES A LAS DEMANDAS SOCIALES IMPULSANDO LA VERDADERA CONTRALORÍA SOCIAL, FOMENTANDO LA INTEGRACIÓN Y ARTICULACIÓN COLECTIVA ENTRE LA PROCURADURÍA GENERAL DE LA REPÚBLICA, LOS ÓRGANOS Y ENTES GUBERNAMENTALES Y EL PUEBLO ORGANIZADO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 44.699 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118830 250031000 FORTALECIMIENTO DE LA PARTICIPACION POPULAR EN LA DEFENSA DE LOS DERECHOS Y BIENES PATRIMONIALES DE LA REPUBLICA

OBJETIVO DEL PROYECTO: CONSTITUIR UN ESPACIO DE PARTICIPACIÓN INDIVIDUAL Y COLECTIVA PARA EL LOGRO ÓPTIMO DE LA GESTIÓN PÚBLICA Y FUNDAMENTALMENTE PARA LA DEFENSA DE LOS DERECHOS, BIENES Y PATRIMONIO DE LA REPÚBLICA, A TRAVÉS DE ACCIONES CORRESPONSABLES Y CONCURRENTES PARA LA CONSTRUCCIÓN DE SOLUCIONES A LAS DEMANDAS SOCIALES IMPULSANDO LA VERDADERA CONTRALORÍA SOCIAL, FOMENTANDO LA INTEGRACIÓN Y ARTICULACIÓN COLECTIVA ENTRE LA PROCURADURÍA GENERAL DE LA REPÚBLICA, LOS ÓRGANOS Y ENTES GUBERNAMENTALES Y EL PUEBLO ORGANIZADO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 44.699 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 250031001 PLANIFICACIÓN Y ORGANIZACIÓN DE ACTIVIDADES SOCIALES, INTEGRALES, Y RELACIONES INTERINSTITUCIONALES VINCULADAS A LA DEFENSA DE LOS DERECHOS, INTERESES Y BIENES PATRIMONIALES DE LA REPÚBLICA.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 10

RESPONSABLE/EJECUTOR: OFICINA ATENCION AL CIUDADANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**
402	01	00	00	Productos alimenticios y agropecuarios	15.000	0	0	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	01	03	00	Productos agrícolas y pecuarios	5.000	0	0	0	0	0	5.000
402	02	00	00	Productos de minas, canteras y yacimientos	5.000	0	0	0	0	0	5.000
402	02	07	00	Sal para uso industrial	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	20.000	0	0	0	0	0	20.000
402	10	02	00	Materiales y útiles de limpieza y aseo	2.000	0	0	0	0	0	2.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del pais	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.000	0	0	0	0	0	10.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118830 250031000 FORTALECIMIENTO DE LA PARTICIPACION POPULAR EN LA DEFENSA DE LOS DERECHOS Y BIENES PATRIMONIALES DE LA REPUBLICA

OBJETIVO DEL PROYECTO: CONSTITUIR UN ESPACIO DE PARTICIPACIÓN INDIVIDUAL Y COLECTIVA PARA EL LOGRO ÓPTIMO DE LA GESTIÓN PÚBLICA Y FUNDAMENTALMENTE PARA LA DEFENSA DE LOS DERECHOS, BIENES Y PATRIMONIO DE LA REPÚBLICA, A TRAVÉS DE ACCIONES CORRESPONSABLES Y CONCURRENTES PARA LA CONSTRUCCIÓN DE SOLUCIONES A LAS DEMANDAS SOCIALES IMPULSANDO LA VERDADERA CONTRALORÍA SOCIAL, FOMENTANDO LA INTEGRACIÓN Y ARTICULACIÓN COLECTIVA ENTRE LA PROCURADURÍA GENERAL DE LA REPÚBLICA, LOS ÓRGANOS Y ENTES GUBERNAMENTALES Y EL PUEBLO ORGANIZADO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 44.699 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 250031001 PLANIFICACIÓN Y ORGANIZACIÓN DE ACTIVIDADES SOCIALES, INTEGRALES, Y RELACIONES INTERINSTITUCIONALES VINCULADAS A LA DEFENSA DE LOS DERECHOS, INTERESES Y BIENES PATRIMONIALES DE LA REPÚBLICA.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 10

RESPONSABLE/EJECUTOR: OFICINA ATENCION AL CIUDADANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	10.000	0	0	0	0	0	10.000
403	99	00	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000
403	99	01	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000
				Totales	**200.000**	0	0	0	0	0	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118830 250031000 FORTALECIMIENTO DE LA PARTICIPACION POPULAR EN LA DEFENSA DE LOS DERECHOS Y BIENES PATRIMONIALES DE LA REPUBLICA

OBJETIVO DEL PROYECTO: CONSTITUIR UN ESPACIO DE PARTICIPACIÓN INDIVIDUAL Y COLECTIVA PARA EL LOGRO ÓPTIMO DE LA GESTIÓN PÚBLICA Y FUNDAMENTALMENTE PARA LA DEFENSA DE LOS DERECHOS, BIENES Y PATRIMONIO DE LA REPÚBLICA, A TRAVÉS DE ACCIONES CORRESPONSABLES Y CONCURRENTES PARA LA CONSTRUCCIÓN DE SOLUCIONES A LAS DEMANDAS SOCIALES IMPULSANDO LA VERDADERA CONTRALORÍA SOCIAL, FOMENTANDO LA INTEGRACIÓN Y ARTICULACIÓN COLECTIVA ENTRE LA PROCURADURÍA GENERAL DE LA REPÚBLICA, LOS ÓRGANOS Y ENTES GUBERNAMENTALES Y EL PUEBLO ORGANIZADO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 44.699 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 250031002 ATENCIÓN AL CIUDADANO Y CIUDADANA CON PROBLEMAS DETECTADOS Y REQUERIDA LA AYUDA EN LAS INSTANCIAS DEL PODER POPULAR INCLUIDAS EN EL PROYECTO

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 50

RESPONSABLE/EJECUTOR: OFICINA DE ATENCION AL CIUDADANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
402	06	00	00	Productos químicos y derivados	50.000	0	0	0	0	0	50.000
402	06	04	00	Productos farmacéuticos y medicamentos	50.000	0	0	0	0	0	50.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	0	250.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118830 250031000 FORTALECIMIENTO DE LA PARTICIPACION POPULAR EN LA DEFENSA DE LOS DERECHOS Y BIENES PATRIMONIALES DE LA REPUBLICA

OBJETIVO DEL PROYECTO: CONSTITUIR UN ESPACIO DE PARTICIPACIÓN INDIVIDUAL Y COLECTIVA PARA EL LOGRO ÓPTIMO DE LA GESTIÓN PÚBLICA Y FUNDAMENTALMENTE PARA LA DEFENSA DE LOS DERECHOS, BIENES Y PATRIMONIO DE LA REPÚBLICA, A TRAVÉS DE ACCIONES CORRESPONSABLES Y CONCURRENTES PARA LA CONSTRUCCIÓN DE SOLUCIONES A LAS DEMANDAS SOCIALES IMPULSANDO LA VERDADERA CONTRALORÍA SOCIAL, FOMENTANDO LA INTEGRACIÓN Y ARTICULACIÓN COLECTIVA ENTRE LA PROCURADURÍA GENERAL DE LA REPÚBLICA, LOS ÓRGANOS Y ENTES GUBERNAMENTALES Y EL PUEBLO ORGANIZADO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 44.699 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 250031003 "EL DESARROLLO DE LA NUEVA FIGURA DEL PROCURADOR COMUNAL "

UNIDAD DE MEDIDA: PERSONA SELECCIONADA **META:** 100

RESPONSABLE/EJECUTOR: OFICINA DE ATENCION AL CIUDADANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.000**	**0**	**0**	**0**	**0**	**0**	**30.000**
402	01	00	00	Productos alimenticios y agropecuarios	15.000	0	0	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	15.000	0	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**70.000**	**0**	**0**	**0**	**0**	**0**	**70.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	62.500	0	0	0	0	0	62.500
403	07	02	00	Imprenta y reproducción	62.500	0	0	0	0	0	62.500
403	18	00	00	Impuestos indirectos	7.500	0	0	0	0	0	7.500
403	18	01	00	Impuesto al valor agregado	7.500	0	0	0	0	0	7.500
				Totales	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118830 250031000 FORTALECIMIENTO DE LA PARTICIPACION POPULAR EN LA DEFENSA DE LOS DERECHOS Y BIENES PATRIMONIALES DE LA REPUBLICA

OBJETIVO DEL PROYECTO: CONSTITUIR UN ESPACIO DE PARTICIPACIÓN INDIVIDUAL Y COLECTIVA PARA EL LOGRO ÓPTIMO DE LA GESTIÓN PÚBLICA Y FUNDAMENTALMENTE PARA LA DEFENSA DE LOS DERECHOS, BIENES Y PATRIMONIO DE LA REPÚBLICA, A TRAVÉS DE ACCIONES CORRESPONSABLES Y CONCURRENTES PARA LA CONSTRUCCIÓN DE SOLUCIONES A LAS DEMANDAS SOCIALES IMPULSANDO LA VERDADERA CONTRALORÍA SOCIAL, FOMENTANDO LA INTEGRACIÓN Y ARTICULACIÓN COLECTIVA ENTRE LA PROCURADURÍA GENERAL DE LA REPÚBLICA, LOS ÓRGANOS Y ENTES GUBERNAMENTALES Y EL PUEBLO ORGANIZADO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 44.699 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 250031004 ASESORAMIENTO, FORMACIÓN Y ACOMPAÑAMIENTO INTEGRAL Y PERMANENTE A LAS INSTANCIAS DEL PODER POPULAR

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 10

RESPONSABLE/EJECUTOR: OFICINA DE ATENCION AL CIUDADANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
403	01	00	00	Alquileres de inmuebles	20.000	0	0	0	0	0	20.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118830 250031000 FORTALECIMIENTO DE LA PARTICIPACION POPULAR EN LA DEFENSA DE LOS DERECHOS Y BIENES PATRIMONIALES DE LA REPUBLICA

OBJETIVO DEL PROYECTO: CONSTITUIR UN ESPACIO DE PARTICIPACIÓN INDIVIDUAL Y COLECTIVA PARA EL LOGRO ÓPTIMO DE LA GESTIÓN PÚBLICA Y FUNDAMENTALMENTE PARA LA DEFENSA DE LOS DERECHOS, BIENES Y PATRIMONIO DE LA REPÚBLICA, A TRAVÉS DE ACCIONES CORRESPONSABLES Y CONCURRENTES PARA LA CONSTRUCCIÓN DE SOLUCIONES A LAS DEMANDAS SOCIALES IMPULSANDO LA VERDADERA CONTRALORÍA SOCIAL, FOMENTANDO LA INTEGRACIÓN Y ARTICULACIÓN COLECTIVA ENTRE LA PROCURADURÍA GENERAL DE LA REPÚBLICA, LOS ÓRGANOS Y ENTES GUBERNAMENTALES Y EL PUEBLO ORGANIZADO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 44.699 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 250031005 ATENCIÓN A LAS POBLACIONES DE RIESGO EXTREMO (DIGNIFICADOS)

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 50

RESPONSABLE/EJECUTOR: OFICINA DE ATENCION AL CIUDADANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	150.000	0	0	0	0	0	150.000
402	01	01	00	Alimentos y bebidas para personas	150.000	0	0	0	0	0	150.000
404	**00**	**00**	**00**	**Activos reales**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	09	03	00	Mobiliario y equipos de alojamiento	200.000	0	0	0	0	0	200.000
				Totales	**350.000**	**0**	**0**	**0**	**0**	**0**	**350.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118836 250032000 DEFENSA DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ATENDER DE MANERA EFICIENTE, DILIGENTE, EFECTIVA Y SISTEMÁTICAMENTE LOS JUICIOS Y DEMANDAS JURÍDICAS INTERNACIONALES Y REGULARIZAR LA ATENCIÓN DE LOS CASOS NACIONALES TANTO LOS ACUMULADOS DE AÑOS ANTERIORES COMO LO QUE SE INCOEN DURANTE EL EJERCICIO FISCAL 2013, QUE ATENTEN CONTRA LOS DERECHOS Y PATRIMONIO DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, PROMOVIENDO UNA NUEVA ESTRUCTURA ORGANIZACIONAL JURÍDICA TANTO NACIONAL, ESTADAL, MUNICIPAL COMO COMUNAL Y COMUNITARIA DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA QUE CONTRIBUYA CON LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO

META: 21.756

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**34.298.332**	**0**	**0**	**0**	**0**	**0**	**34.298.332**
401	01	00	00	Sueldos, salarios y otras retribuciones	14.441.421	0	0	0	0	0	14.441.421
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.258.395	0	0	0	0	0	4.258.395
401	01	18	00	Remuneraciones al personal contratado	3.969.853	0	0	0	0	0	3.969.853
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.205.360	0	0	0	0	0	2.205.360
401	01	99	00	Otras retribuciones	4.007.813	0	0	0	0	0	4.007.813
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	268.513	0	0	0	0	0	268.513
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	268.513	0	0	0	0	0	268.513
401	03	00	00	Primas	1.946.468	0	0	0	0	0	1.946.468
401	03	08	00	Primas de profesionalización a empleados	483.604	0	0	0	0	0	483.604
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	106.922	0	0	0	0	0	106.922
401	03	47	00	Primas al personal de alto nivel y de dirección	1.239.996	0	0	0	0	0	1.239.996
401	03	97	00	Otras primas a empleados	115.946	0	0	0	0	0	115.946
401	04	00	00	Complementos de sueldos y salarios	3.601.262	0	0	0	0	0	3.601.262
401	04	08	00	Bono compensatorio de alimentación a empleados	1.647.542	0	0	0	0	0	1.647.542
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.326.780	0	0	0	0	0	1.326.780
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	626.940	0	0	0	0	0	626.940
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.353.612	0	0	0	0	0	2.353.612
401	05	01	00	Aguinaldos a empleados	800	0	0	0	0	0	800
401	05	03	00	Bono vacacional a empleados	1.256.632	0	0	0	0	0	1.256.632
401	05	07	00	Aguinaldos al personal contratado	800	0	0	0	0	0	800
401	05	08	00	Bono vacacional al personal contratado	143.438	0	0	0	0	0	143.438
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	900	0	0	0	0	0	900
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	951.042	0	0	0	0	0	951.042
401	06	00	00	Aportes patronales y legales	1.023.083	0	0	0	0	0	1.023.083
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	228.913	0	0	0	0	0	228.913
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	76.327	0	0	0	0	0	76.327

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118836 250032000 DEFENSA DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ATENDER DE MANERA EFICIENTE, DILIGENTE, EFECTIVA Y SISTEMÁTICAMENTE LOS JUICIOS Y DEMANDAS JURÍDICAS INTERNACIONALES Y REGULARIZAR LA ATENCIÓN DE LOS CASOS NACIONALES TANTO LOS ACUMULADOS DE AÑOS ANTERIORES COMO LO QUE SE INCOEN DURANTE EL EJERCICIO FISCAL 2013, QUE ATENTEN CONTRA LOS DERECHOS Y PATRIMONIO DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, PROMOVIENDO UNA NUEVA ESTRUCTURA ORGANIZACIONAL JURÍDICA TANTO NACIONAL, ESTADAL, MUNICIPAL COMO COMUNAL Y COMUNITARIA DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA QUE CONTRIBUYA CON LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO **META:** 21.756

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	50.886	0	0	0	0	0	50.886
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	50.886	0	0	0	0	0	50.886
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	203.220	0	0	0	0	0	203.220
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	48.000	0	0	0	0	0	48.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	149.355	0	0	0	0	0	149.355
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	49.786	0	0	0	0	0	49.786
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	33.190	0	0	0	0	0	33.190
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	35.070	0	0	0	0	0	35.070
401	06	95	00	Otros aportes legales por personal contratado	97.450	0	0	0	0	0	97.450
401	07	00	00	Asistencia socio-económica	6.794.944	0	0	0	0	0	6.794.944
401	07	01	00	Capacitación y adiestramiento a empleados	400	0	0	0	0	0	400
401	07	02	00	Becas a empleados	195.120	0	0	0	0	0	195.120
401	07	03	00	Ayudas por matrimonio a empleados	500	0	0	0	0	0	500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	500	0	0	0	0	0	500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	489.335	0	0	0	0	0	489.335
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.469.079	0	0	0	0	0	2.469.079
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	100.800	0	0	0	0	0	100.800
401	07	10	00	Dotación de uniformes a empleados	700	0	0	0	0	0	700
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	89.433	0	0	0	0	0	89.433
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	600	0	0	0	0	0	600
401	07	33	00	Asistencia socio-económica al personal contratado	1.330.733	0	0	0	0	0	1.330.733
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	750	0	0	0	0	0	750
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	750	0	0	0	0	0	750
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	363.778	0	0	0	0	0	363.778
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	474.116	0	0	0	0	0	474.116

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118836 250032000 DEFENSA DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ATENDER DE MANERA EFICIENTE, DILIGENTE, EFECTIVA Y SISTEMÁTICAMENTE LOS JUICIOS Y DEMANDAS JURÍDICAS INTERNACIONALES Y REGULARIZAR LA ATENCIÓN DE LOS CASOS NACIONALES TANTO LOS ACUMULADOS DE AÑOS ANTERIORES COMO LO QUE SE INCOEN DURANTE EL EJERCICIO FISCAL 2013, QUE ATENTEN CONTRA LOS DERECHOS Y PATRIMONIO DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, PROMOVIENDO UNA NUEVA ESTRUCTURA ORGANIZACIONAL JURÍDICA TANTO NACIONAL, ESTADAL, MUNICIPAL COMO COMUNAL Y COMUNITARIA DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA QUE CONTRIBUYA CON LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO

META: 21.756

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	356.825	0	0	0	0	0	356.825
401	07	96	00	Otras subvenciones a empleados	921.525	0	0	0	0	0	921.525
401	08	00	00	Prestaciones sociales e indemnizaciones	3.869.029	0	0	0	0	0	3.869.029
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.858.193	0	0	0	0	0	1.858.193
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	911.165	0	0	0	0	0	911.165
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.099.671	0	0	0	0	0	1.099.671
403	**00**	**00**	**00**	**Servicios no personales**	**4.394.061**	**0**	**0**	**0**	**0**	**0**	**4.394.061**
403	10	00	00	Servicios profesionales y técnicos	3.335.101	0	0	0	0	0	3.335.101
403	10	01	00	Servicios jurídicos	3.335.101	0	0	0	0	0	3.335.101
403	18	00	00	Impuestos indirectos	585.554	0	0	0	0	0	585.554
403	18	01	00	Impuesto al valor agregado	585.554	0	0	0	0	0	585.554
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	473.406	0	0	0	0	0	473.406
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	473.406	0	0	0	0	0	473.406
				Totales	**38.692.393**	**0**	**0**	**0**	**0**	**0**	**38.692.393**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118836 250032000 DEFENSA DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ATENDER DE MANERA EFICIENTE, DILIGENTE, EFECTIVA Y SISTEMÁTICAMENTE LOS JUICIOS Y DEMANDAS JURÍDICAS INTERNACIONALES Y REGULARIZAR LA ATENCIÓN DE LOS CASOS NACIONALES TANTO LOS ACUMULADOS DE AÑOS ANTERIORES COMO LO QUE SE INCOEN DURANTE EL EJERCICIO FISCAL 2013, QUE ATENTEN CONTRA LOS DERECHOS Y PATRIMONIO DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, PROMOVIENDO UNA NUEVA ESTRUCTURA ORGANIZACIONAL JURÍDICA TANTO NACIONAL, ESTADAL, MUNICIPAL COMO COMUNAL Y COMUNITARIA DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA QUE CONTRIBUYA CON LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO

META: 21.756

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118836 250032000 DEFENSA DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ATENDER DE MANERA EFICIENTE, DILIGENTE, EFECTIVA Y SISTEMÁTICAMENTE LOS JUICIOS Y DEMANDAS JURÍDICAS INTERNACIONALES Y REGULARIZAR LA ATENCIÓN DE LOS CASOS NACIONALES TANTO LOS ACUMULADOS DE AÑOS ANTERIORES COMO LO QUE SE INCOEN DURANTE EL EJERCICIO FISCAL 2013, QUE ATENTEN CONTRA LOS DERECHOS Y PATRIMONIO DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, PROMOVIENDO UNA NUEVA ESTRUCTURA ORGANIZACIONAL JURÍDICA TANTO NACIONAL, ESTADAL, MUNICIPAL COMO COMUNAL Y COMUNITARIA DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA QUE CONTRIBUYA CON LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO

META: 21.756

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 250032001 ASESORAR JURÍDICAMENTE

UNIDAD DE MEDIDA: ASESORÍA JURÍDICA

META: 940

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ASESORIA JURIDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**12.586.996**	**0**	**0**	**0**	**0**	**0**	**12.586.996**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.516.345	0	0	0	0	0	4.516.345
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.575.100	0	0	0	0	0	1.575.100
401	01	18	00	Remuneraciones al personal contratado	814.200	0	0	0	0	0	814.200
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	819.720	0	0	0	0	0	819.720
401	01	99	00	Otras retribuciones	1.307.325	0	0	0	0	0	1.307.325
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	110.985	0	0	0	0	0	110.985
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	110.985	0	0	0	0	0	110.985
401	03	00	00	Primas	728.900	0	0	0	0	0	728.900
401	03	08	00	Primas de profesionalización a empleados	176.516	0	0	0	0	0	176.516
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	12.150	0	0	0	0	0	12.150
401	03	47	00	Primas al personal de alto nivel y de dirección	504.343	0	0	0	0	0	504.343
401	03	97	00	Otras primas a empleados	35.891	0	0	0	0	0	35.891
401	04	00	00	Complementos de sueldos y salarios	1.613.522	0	0	0	0	0	1.613.522
401	04	08	00	Bono compensatorio de alimentación a empleados	855.362	0	0	0	0	0	855.362
401	04	26	00	Bono compensatorio de alimentación al personal contratado	524.880	0	0	0	0	0	524.880
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	233.280	0	0	0	0	0	233.280
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	882.125	0	0	0	0	0	882.125
401	05	01	00	Aguinaldos a empleados	300	0	0	0	0	0	300
401	05	03	00	Bono vacacional a empleados	475.848	0	0	0	0	0	475.848
401	05	07	00	Aguinaldos al personal contratado	300	0	0	0	0	0	300
401	05	08	00	Bono vacacional al personal contratado	43.938	0	0	0	0	0	43.938

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118836 250032000 DEFENSA DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ATENDER DE MANERA EFICIENTE, DILIGENTE, EFECTIVA Y SISTEMÁTICAMENTE LOS JUICIOS Y DEMANDAS JURÍDICAS INTERNACIONALES Y REGULARIZAR LA ATENCIÓN DE LOS CASOS NACIONALES TANTO LOS ACUMULADOS DE AÑOS ANTERIORES COMO LO QUE SE INCOEN DURANTE EL EJERCICIO FISCAL 2013, QUE ATENTEN CONTRA LOS DERECHOS Y PATRIMONIO DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, PROMOVIENDO UNA NUEVA ESTRUCTURA ORGANIZACIONAL JURÍDICA TANTO NACIONAL, ESTADAL, MUNICIPAL COMO COMUNAL Y COMUNITARIA DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA QUE CONTRIBUYA CON LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO **META:** 21.756

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 250032001 ASESORAR JURÍDICAMENTE

UNIDAD DE MEDIDA: ASESORÍA JURÍDICA **META:** 940

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ASESORIA JURIDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	300	0	0	0	0	0	300
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	361.439	0	0	0	0	0	361.439
401	06	00	00	Aportes patronales y legales	292.289	0	0	0	0	0	292.289
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	64.021	0	0	0	0	0	64.021
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	21.340	0	0	0	0	0	21.340
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	14.227	0	0	0	0	0	14.227
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	14.227	0	0	0	0	0	14.227
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	49.860	0	0	0	0	0	49.860
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	13.920	0	0	0	0	0	13.920
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	47.877	0	0	0	0	0	47.877
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	15.959	0	0	0	0	0	15.959
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	10.639	0	0	0	0	0	10.639
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	12.519	0	0	0	0	0	12.519
401	06	95	00	Otros aportes legales por personal contratado	27.700	0	0	0	0	0	27.700
401	07	00	00	Asistencia socio-económica	3.409.657	0	0	0	0	0	3.409.657
401	07	01	00	Capacitación y adiestramiento a empleados	100	0	0	0	0	0	100
401	07	02	00	Becas a empleados	123.120	0	0	0	0	0	123.120
401	07	03	00	Ayudas por matrimonio a empleados	250	0	0	0	0	0	250
401	07	04	00	Ayudas por nacimiento de hijos a empleados	250	0	0	0	0	0	250
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	192.577	0	0	0	0	0	192.577
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.567.425	0	0	0	0	0	1.567.425

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118836 250032000 DEFENSA DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ATENDER DE MANERA EFICIENTE, DILIGENTE, EFECTIVA Y SISTEMÁTICAMENTE LOS JUICIOS Y DEMANDAS JURÍDICAS INTERNACIONALES Y REGULARIZAR LA ATENCIÓN DE LOS CASOS NACIONALES TANTO LOS ACUMULADOS DE AÑOS ANTERIORES COMO LO QUE SE INCOEN DURANTE EL EJERCICIO FISCAL 2013, QUE ATENTEN CONTRA LOS DERECHOS Y PATRIMONIO DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, PROMOVIENDO UNA NUEVA ESTRUCTURA ORGANIZACIONAL JURÍDICA TANTO NACIONAL, ESTADAL, MUNICIPAL COMO COMUNAL Y COMUNITARIA DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA QUE CONTRIBUYA CON LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO **META:** 21.756

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 250032001 ASESORAR JURÍDICAMENTE

UNIDAD DE MEDIDA: ASESORÍA JURÍDICA **META:** 940

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ASESORIA JURIDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	34.200	0	0	0	0	0	34.200
401	07	10	00	Dotación de uniformes a empleados	200	0	0	0	0	0	200
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	51.105	0	0	0	0	0	51.105
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	300	0	0	0	0	0	300
401	07	33	00	Asistencia socio-económica al personal contratado	458.321	0	0	0	0	0	458.321
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	500	0	0	0	0	0	500
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	500	0	0	0	0	0	500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	157.136	0	0	0	0	0	157.136
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	180.173	0	0	0	0	0	180.173
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	166.725	0	0	0	0	0	166.725
401	07	96	00	Otras subvenciones a empleados	476.775	0	0	0	0	0	476.775
401	08	00	00	Prestaciones sociales e indemnizaciones	1.033.173	0	0	0	0	0	1.033.173
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	462.293	0	0	0	0	0	462.293
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	222.979	0	0	0	0	0	222.979
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	347.901	0	0	0	0	0	347.901
403	**00**	**00**	**00**	**Servicios no personales**	**304.698**	**0**	**0**	**0**	**0**	**0**	**304.698**
403	18	00	00	Impuestos indirectos	270.843	0	0	0	0	0	270.843
403	18	01	00	Impuesto al valor agregado	270.843	0	0	0	0	0	270.843
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	33.855	0	0	0	0	0	33.855
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	33.855	0	0	0	0	0	33.855
				Totales	**12.891.694**	**0**	**0**	**0**	**0**	**0**	**12.891.694**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118836 250032000 DEFENSA DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ATENDER DE MANERA EFICIENTE, DILIGENTE, EFECTIVA Y SISTEMÁTICAMENTE LOS JUICIOS Y DEMANDAS JURÍDICAS INTERNACIONALES Y REGULARIZAR LA ATENCIÓN DE LOS CASOS NACIONALES TANTO LOS ACUMULADOS DE AÑOS ANTERIORES COMO LO QUE SE INCOEN DURANTE EL EJERCICIO FISCAL 2013, QUE ATENTEN CONTRA LOS DERECHOS Y PATRIMONIO DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, PROMOVIENDO UNA NUEVA ESTRUCTURA ORGANIZACIONAL JURÍDICA TANTO NACIONAL, ESTADAL, MUNICIPAL COMO COMUNAL Y COMUNITARIA DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA QUE CONTRIBUYA CON LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO **META:** 21.756

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 250032002 LITIGAR.

UNIDAD DE MEDIDA: JUICIO ATENDIDO **META:** 20.583

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE LITIGIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**18.296.346**	**0**	**0**	**0**	**0**	**0**	**18.296.346**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.068.888	0	0	0	0	0	8.068.888
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.521.655	0	0	0	0	0	2.521.655
401	01	18	00	Remuneraciones al personal contratado	2.214.000	0	0	0	0	0	2.214.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.165.320	0	0	0	0	0	1.165.320
401	01	99	00	Otras retribuciones	2.167.913	0	0	0	0	0	2.167.913
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	145.616	0	0	0	0	0	145.616
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	145.616	0	0	0	0	0	145.616
401	03	00	00	Primas	1.031.782	0	0	0	0	0	1.031.782
401	03	08	00	Primas de profesionalización a empleados	287.385	0	0	0	0	0	287.385
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	94.772	0	0	0	0	0	94.772
401	03	47	00	Primas al personal de alto nivel y de dirección	569.570	0	0	0	0	0	569.570
401	03	97	00	Otras primas a empleados	80.055	0	0	0	0	0	80.055
401	04	00	00	Complementos de sueldos y salarios	1.623.240	0	0	0	0	0	1.623.240
401	04	08	00	Bono compensatorio de alimentación a empleados	743.580	0	0	0	0	0	743.580
401	04	26	00	Bono compensatorio de alimentación al personal contratado	583.200	0	0	0	0	0	583.200
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	296.460	0	0	0	0	0	296.460
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.255.320	0	0	0	0	0	1.255.320
401	05	01	00	Aguinaldos a empleados	300	0	0	0	0	0	300
401	05	03	00	Bono vacacional a empleados	720.641	0	0	0	0	0	720.641
401	05	07	00	Aguinaldos al personal contratado	300	0	0	0	0	0	300
401	05	08	00	Bono vacacional al personal contratado	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118836 250032000 DEFENSA DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ATENDER DE MANERA EFICIENTE, DILIGENTE, EFECTIVA Y SISTEMÁTICAMENTE LOS JUICIOS Y DEMANDAS JURÍDICAS INTERNACIONALES Y REGULARIZAR LA ATENCIÓN DE LOS CASOS NACIONALES TANTO LOS ACUMULADOS DE AÑOS ANTERIORES COMO LO QUE SE INCOEN DURANTE EL EJERCICIO FISCAL 2013, QUE ATENTEN CONTRA LOS DERECHOS Y PATRIMONIO DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, PROMOVIENDO UNA NUEVA ESTRUCTURA ORGANIZACIONAL JURÍDICA TANTO NACIONAL, ESTADAL, MUNICIPAL COMO COMUNAL Y COMUNITARIA DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA QUE CONTRIBUYA CON LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO **META:** 21.756

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 250032002 LITIGAR.

UNIDAD DE MEDIDA: JUICIO ATENDIDO **META:** 20.583

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE LITIGIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	300	0	0	0	0	0	300
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	473.779	0	0	0	0	0	473.779
401	06	00	00	Aportes patronales y legales	603.043	0	0	0	0	0	603.043
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	154.969	0	0	0	0	0	154.969
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	51.656	0	0	0	0	0	51.656
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	34.438	0	0	0	0	0	34.438
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	34.438	0	0	0	0	0	34.438
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	110.700	0	0	0	0	0	110.700
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	24.600	0	0	0	0	0	24.600
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	82.233	0	0	0	0	0	82.233
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	27.411	0	0	0	0	0	27.411
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	18.274	0	0	0	0	0	18.274
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	18.274	0	0	0	0	0	18.274
401	06	95	00	Otros aportes legales por personal contratado	46.050	0	0	0	0	0	46.050
401	07	00	00	Asistencia socio-económica	3.082.262	0	0	0	0	0	3.082.262
401	07	01	00	Capacitación y adiestramiento a empleados	300	0	0	0	0	0	300
401	07	02	00	Becas a empleados	64.800	0	0	0	0	0	64.800
401	07	03	00	Ayudas por matrimonio a empleados	250	0	0	0	0	0	250
401	07	04	00	Ayudas por nacimiento de hijos a empleados	250	0	0	0	0	0	250
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	285.655	0	0	0	0	0	285.655
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	901.654	0	0	0	0	0	901.654

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118836 250032000 DEFENSA DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ATENDER DE MANERA EFICIENTE, DILIGENTE, EFECTIVA Y SISTEMÁTICAMENTE LOS JUICIOS Y DEMANDAS JURÍDICAS INTERNACIONALES Y REGULARIZAR LA ATENCIÓN DE LOS CASOS NACIONALES TANTO LOS ACUMULADOS DE AÑOS ANTERIORES COMO LO QUE SE INCOEN DURANTE EL EJERCICIO FISCAL 2013, QUE ATENTEN CONTRA LOS DERECHOS Y PATRIMONIO DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, PROMOVIENDO UNA NUEVA ESTRUCTURA ORGANIZACIONAL JURÍDICA TANTO NACIONAL, ESTADAL, MUNICIPAL COMO COMUNAL Y COMUNITARIA DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA QUE CONTRIBUYA CON LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO **META:** 21.756

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 250032002 LITIGAR.

UNIDAD DE MEDIDA: JUICIO ATENDIDO **META:** 20.583

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE LITIGIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	57.600	0	0	0	0	0	57.600
401	07	10	00	Dotación de uniformes a empleados	300	0	0	0	0	0	300
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	25.552	0	0	0	0	0	25.552
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	300	0	0	0	0	0	300
401	07	33	00	Asistencia socio-económica al personal contratado	690.162	0	0	0	0	0	690.162
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	250	0	0	0	0	0	250
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	250	0	0	0	0	0	250
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	182.696	0	0	0	0	0	182.696
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	293.943	0	0	0	0	0	293.943
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	147.350	0	0	0	0	0	147.350
401	07	96	00	Otras subvenciones a empleados	430.950	0	0	0	0	0	430.950
401	08	00	00	Prestaciones sociales e indemnizaciones	2.486.195	0	0	0	0	0	2.486.195
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.277.353	0	0	0	0	0	1.277.353
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	563.750	0	0	0	0	0	563.750
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	645.092	0	0	0	0	0	645.092
403	**00**	**00**	**00**	**Servicios no personales**	**297.208**	**0**	**0**	**0**	**0**	**0**	**297.208**
403	18	00	00	Impuestos indirectos	264.185	0	0	0	0	0	264.185
403	18	01	00	Impuesto al valor agregado	264.185	0	0	0	0	0	264.185
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	33.023	0	0	0	0	0	33.023
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	33.023	0	0	0	0	0	33.023
				Totales	**18.593.554**	**0**	**0**	**0**	**0**	**0**	**18.593.554**

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 118836 250032000 DEFENSA DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ATENDER DE MANERA EFICIENTE, DILIGENTE, EFECTIVA Y SISTEMÁTICAMENTE LOS JUICIOS Y DEMANDAS JURÍDICAS INTERNACIONALES Y REGULARIZAR LA ATENCIÓN DE LOS CASOS NACIONALES TANTO LOS ACUMULADOS DE AÑOS ANTERIORES COMO LO QUE SE INCOEN DURANTE EL EJERCICIO FISCAL 2013, QUE ATENTEN CONTRA LOS DERECHOS Y PATRIMONIO DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, PROMOVIENDO UNA NUEVA ESTRUCTURA ORGANIZACIONAL JURÍDICA TANTO NACIONAL, ESTADAL, MUNICIPAL COMO COMUNAL Y COMUNITARIA DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA QUE CONTRIBUYA CON LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO **META:** 21.756

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 250032003 FORTALECIMIENTO DE LAS SEDES REGIONALES

UNIDAD DE MEDIDA: SEDE REHABILITADA **META:** 7

RESPONSABLE/EJECUTOR: GERENCIA DE LITIGIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.414.990**	**0**	**0**	**0**	**0**	**0**	**3.414.990**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.856.188	0	0	0	0	0	1.856.188
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	161.640	0	0	0	0	0	161.640
401	01	18	00	Remuneraciones al personal contratado	941.653	0	0	0	0	0	941.653
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	220.320	0	0	0	0	0	220.320
401	01	99	00	Otras retribuciones	532.575	0	0	0	0	0	532.575
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	11.912	0	0	0	0	0	11.912
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	11.912	0	0	0	0	0	11.912
401	03	00	00	Primas	185.786	0	0	0	0	0	185.786
401	03	08	00	Primas de profesionalización a empleados	19.703	0	0	0	0	0	19.703
401	03	47	00	Primas al personal de alto nivel y de dirección	166.083	0	0	0	0	0	166.083
401	04	00	00	Complementos de sueldos y salarios	364.500	0	0	0	0	0	364.500
401	04	08	00	Bono compensatorio de alimentación a empleados	48.600	0	0	0	0	0	48.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	218.700	0	0	0	0	0	218.700
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	97.200	0	0	0	0	0	97.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	216.167	0	0	0	0	0	216.167
401	05	01	00	Aguinaldos a empleados	200	0	0	0	0	0	200
401	05	03	00	Bono vacacional a empleados	60.143	0	0	0	0	0	60.143
401	05	07	00	Aguinaldos al personal contratado	200	0	0	0	0	0	200
401	05	08	00	Bono vacacional al personal contratado	39.500	0	0	0	0	0	39.500
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	300	0	0	0	0	0	300
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	115.824	0	0	0	0	0	115.824

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118836 250032000 DEFENSA DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ATENDER DE MANERA EFICIENTE, DILIGENTE, EFECTIVA Y SISTEMÁTICAMENTE LOS JUICIOS Y DEMANDAS JURÍDICAS INTERNACIONALES Y REGULARIZAR LA ATENCIÓN DE LOS CASOS NACIONALES TANTO LOS ACUMULADOS DE AÑOS ANTERIORES COMO LO QUE SE INCOEN DURANTE EL EJERCICIO FISCAL 2013, QUE ATENTEN CONTRA LOS DERECHOS Y PATRIMONIO DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, PROMOVIENDO UNA NUEVA ESTRUCTURA ORGANIZACIONAL JURÍDICA TANTO NACIONAL, ESTADAL, MUNICIPAL COMO COMUNAL Y COMUNITARIA DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA QUE CONTRIBUYA CON LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO **META:** 21.756

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 250032003 FORTALECIMIENTO DE LAS SEDES REGIONALES

UNIDAD DE MEDIDA: SEDE REHABILITADA **META:** 7

RESPONSABLE/EJECUTOR: GERENCIA DE LITIGIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	127.751	0	0	0	0	0	127.751
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	9.923	0	0	0	0	0	9.923
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.331	0	0	0	0	0	3.331
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.221	0	0	0	0	0	2.221
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.221	0	0	0	0	0	2.221
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	42.660	0	0	0	0	0	42.660
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	9.480	0	0	0	0	0	9.480
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	19.245	0	0	0	0	0	19.245
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	6.416	0	0	0	0	0	6.416
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	4.277	0	0	0	0	0	4.277
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	4.277	0	0	0	0	0	4.277
401	06	95	00	Otros aportes legales por personal contratado	23.700	0	0	0	0	0	23.700
401	07	00	00	Asistencia socio-económica	303.025	0	0	0	0	0	303.025
401	07	02	00	Becas a empleados	7.200	0	0	0	0	0	7.200
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	11.103	0	0	0	0	0	11.103
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	9.000	0	0	0	0	0	9.000
401	07	10	00	Dotación de uniformes a empleados	200	0	0	0	0	0	200
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	12.776	0	0	0	0	0	12.776
401	07	33	00	Asistencia socio-económica al personal contratado	182.250	0	0	0	0	0	182.250
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	23.946	0	0	0	0	0	23.946
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	42.750	0	0	0	0	0	42.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118836 250032000 DEFENSA DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ATENDER DE MANERA EFICIENTE, DILIGENTE, EFECTIVA Y SISTEMÁTICAMENTE LOS JUICIOS Y DEMANDAS JURÍDICAS INTERNACIONALES Y REGULARIZAR LA ATENCIÓN DE LOS CASOS NACIONALES TANTO LOS ACUMULADOS DE AÑOS ANTERIORES COMO LO QUE SE INCOEN DURANTE EL EJERCICIO FISCAL 2013, QUE ATENTEN CONTRA LOS DERECHOS Y PATRIMONIO DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, PROMOVIENDO UNA NUEVA ESTRUCTURA ORGANIZACIONAL JURÍDICA TANTO NACIONAL, ESTADAL, MUNICIPAL COMO COMUNAL Y COMUNITARIA DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA QUE CONTRIBUYA CON LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO **META:** 21.756

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 250032003 FORTALECIMIENTO DE LAS SEDES REGIONALES

UNIDAD DE MEDIDA: SEDE REHABILITADA **META:** 7

RESPONSABLE/EJECUTOR: GERENCIA DE LITIGIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	96	00	Otras subvenciones a empleados	13.800	0	0	0	0	0	13.800
401	08	00	00	Prestaciones sociales e indemnizaciones	349.661	0	0	0	0	0	349.661
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	118.547	0	0	0	0	0	118.547
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	124.436	0	0	0	0	0	124.436
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	106.678	0	0	0	0	0	106.678
403	**00**	**00**	**00**	**Servicios no personales**	**56.842**	**0**	**0**	0	0	0	**56.842**
403	18	00	00	Impuestos indirectos	50.526	0	0	0	0	0	50.526
403	18	01	00	Impuesto al valor agregado	50.526	0	0	0	0	0	50.526
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	6.316	0	0	0	0	0	6.316
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	6.316	0	0	0	0	0	6.316
				Totales	**3.471.832**	**0**	**0**	**0**	**0**	**0**	**3.471.832**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118836 250032000 DEFENSA DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ATENDER DE MANERA EFICIENTE, DILIGENTE, EFECTIVA Y SISTEMÁTICAMENTE LOS JUICIOS Y DEMANDAS JURÍDICAS INTERNACIONALES Y REGULARIZAR LA ATENCIÓN DE LOS CASOS NACIONALES TANTO LOS ACUMULADOS DE AÑOS ANTERIORES COMO LO QUE SE INCOEN DURANTE EL EJERCICIO FISCAL 2013, QUE ATENTEN CONTRA LOS DERECHOS Y PATRIMONIO DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, PROMOVIENDO UNA NUEVA ESTRUCTURA ORGANIZACIONAL JURÍDICA TANTO NACIONAL, ESTADAL, MUNICIPAL COMO COMUNAL Y COMUNITARIA DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA QUE CONTRIBUYA CON LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO

META: 21.756

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 250032004 ASISTENCIA DE ESCRITORIOS JURÍDICOS INTERNACIONALES

UNIDAD DE MEDIDA: JUICIO ATENDIDO

META: 26

RESPONSABLE/EJECUTOR: GERENCIA DE LITIGIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
403	10	00	00	Servicios profesionales y técnicos	1.785.714	0	0	0	0	0	1.785.714
403	10	01	00	Servicios jurídicos	1.785.714	0	0	0	0	0	1.785.714
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	214.286	0	0	0	0	0	214.286
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	214.286	0	0	0	0	0	214.286
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118836 250032000 DEFENSA DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ATENDER DE MANERA EFICIENTE, DILIGENTE, EFECTIVA Y SISTEMÁTICAMENTE LOS JUICIOS Y DEMANDAS JURÍDICAS INTERNACIONALES Y REGULARIZAR LA ATENCIÓN DE LOS CASOS NACIONALES TANTO LOS ACUMULADOS DE AÑOS ANTERIORES COMO LO QUE SE INCOEN DURANTE EL EJERCICIO FISCAL 2013, QUE ATENTEN CONTRA LOS DERECHOS Y PATRIMONIO DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, PROMOVIENDO UNA NUEVA ESTRUCTURA ORGANIZACIONAL JURÍDICA TANTO NACIONAL, ESTADAL, MUNICIPAL COMO COMUNAL Y COMUNITARIA DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA QUE CONTRIBUYA CON LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO **META:** 21.756

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 250032005 ASISTENCIA DE ESCRITORIOS JURÍDICOS NACIONALES

UNIDAD DE MEDIDA: JUEGO ASISTIDO **META:** 200

RESPONSABLE/EJECUTOR: GERENCIA DE LITIGIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.735.313**	**0**	**0**	**0**	**0**	**0**	**1.735.313**
403	10	00	00	Servicios profesionales y técnicos	1.549.387	0	0	0	0	0	1.549.387
403	10	01	00	Servicios jurídicos	1.549.387	0	0	0	0	0	1.549.387
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	185.926	0	0	0	0	0	185.926
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	185.926	0	0	0	0	0	185.926
				Totales	**1.735.313**	**0**	**0**	**0**	**0**	**0**	**1.735.313**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118818 250033000 FORTALECIMIENTO DE LA PLANTA FÍSICA, EQUIPAMIENTO Y PLATAFORMA TECNOLÓGICA DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL DE LA PROCURADURÍA, TANTO EN SU SEDE ADMINISTRATIVA COMO EN SUS SEDES REGIONALES, A TRAVÉS DEL MEJORAMIENTO DE SUS CONDICIONES FÍSICAS, EQUIPAMIENTO INTEGRAL Y DESARROLLO DE LA PLATAFORMA TECNOLÓGICA, MEJORANDO ADEMÁS LAS CONDICIONES FÍSICO-AMBIENTALES DEL ORGANISMO EN BENEFICIO DE LA PATRIA, SUS TRABAJADORES Y TRABAJADORAS Y DEL ENTORNO EXTERNO DONDE FUNCIONA

UNIDAD DE MEDIDA: ACCIÓN

META: 106

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**178.571**	**0**	**0**	**0**	**0**	**0**	**178.571**
402	05	00	00	Productos de papel, cartón e impresos	15.000	0	0	0	0	0	15.000
402	05	01	00	Pulpa de madera, papel y cartón	15.000	0	0	0	0	0	15.000
402	06	00	00	Productos químicos y derivados	2.530	0	0	0	0	0	2.530
402	06	06	00	Combustibles y lubricantes	2.530	0	0	0	0	0	2.530
402	08	00	00	Productos metálicos	75.000	0	0	0	0	0	75.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	25.000	0	0	0	0	0	25.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	40.000	0	0	0	0	0	40.000
402	08	99	00	Otros productos metálicos	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	86.041	0	0	0	0	0	86.041
402	10	02	00	Materiales y útiles de limpieza y aseo	53.571	0	0	0	0	0	53.571
402	10	03	00	Utensilios de cocina y comedor	25.000	0	0	0	0	0	25.000
402	10	12	00	Materiales para instalaciones sanitarias	7.470	0	0	0	0	0	7.470
403	**00**	**00**	**00**	**Servicios no personales**	**1.010.999**	**0**	**0**	**0**	**0**	**0**	**1.010.999**
403	12	00	00	Conservación y reparaciones menores de obras	301.615	0	0	0	0	0	301.615
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	301.615	0	0	0	0	0	301.615
403	18	00	00	Impuestos indirectos	709.384	0	0	0	0	0	709.384
403	18	01	00	Impuesto al valor agregado	709.384	0	0	0	0	0	709.384
404	**00**	**00**	**00**	**Activos reales**	**2.413.082**	**0**	**0**	**0**	**0**	**0**	**2.413.082**
404	01	00	00	Repuestos y reparaciones mayores	2.413.082	0	0	0	0	0	2.413.082
404	01	01	00	Repuestos mayores	2.413.082	0	0	0	0	0	2.413.082
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.413.082	0	0	0	0	0	2.413.082
				Totales	**3.602.652**	**0**	**0**	**0**	**0**	**0**	**3.602.652**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118818 250033000 FORTALECIMIENTO DE LA PLANTA FÍSICA, EQUIPAMIENTO Y PLATAFORMA TECNOLÓGICA DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL DE LA PROCURADURÍA, TANTO EN SU SEDE ADMINISTRATIVA COMO EN SUS SEDES REGIONALES, A TRAVÉS DEL MEJORAMIENTO DE SUS CONDICIONES FÍSICAS, EQUIPAMIENTO INTEGRAL Y DESARROLLO DE LA PLATAFORMA TECNOLÓGICA, MEJORANDO ADEMÁS LAS CONDICIONES FÍSICO-AMBIENTALES DEL ORGANISMO EN BENEFICIO DE LA PATRIA, SUS TRABAJADORES Y TRABAJADORAS Y DEL ENTORNO EXTERNO DONDE FUNCIONA

UNIDAD DE MEDIDA: ACCIÓN

META: 106

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118818 250033000 FORTALECIMIENTO DE LA PLANTA FÍSICA, EQUIPAMIENTO Y PLATAFORMA TECNOLÓGICA DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL DE LA PROCURADURÍA, TANTO EN SU SEDE ADMINISTRATIVA COMO EN SUS SEDES REGIONALES, A TRAVÉS DEL MEJORAMIENTO DE SUS CONDICIONES FÍSICAS, EQUIPAMIENTO INTEGRAL Y DESARROLLO DE LA PLATAFORMA TECNOLÓGICA, MEJORANDO ADEMÁS LAS CONDICIONES FÍSICO-AMBIENTALES DEL ORGANISMO EN BENEFICIO DE LA PATRIA, SUS TRABAJADORES Y TRABAJADORAS Y DEL ENTORNO EXTERNO DONDE FUNCIONA

UNIDAD DE MEDIDA: ACCIÓN **META:** 106

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 250033001 CONSERVACIÓN Y REPARACIONES MAYORES Y MENORES A LA INFRAESTRUCTURA DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA DE VENEZUELA.

UNIDAD DE MEDIDA: OBRA **META:** 5

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**442.858**	**0**	**0**	**0**	**0**	0	**442.858**
403	12	00	00	Conservación y reparaciones menores de obras	301.615	0	0	0	0	0	301.615
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	301.615	0	0	0	0	0	301.615
403	18	00	00	Impuestos indirectos	141.243	0	0	0	0	0	141.243
403	18	01	00	Impuesto al valor agregado	141.243	0	0	0	0	0	141.243
404	**00**	**00**	**00**	**Activos reales**	**357.143**	**0**	**0**	**0**	**0**	0	**357.143**
404	01	00	00	Repuestos y reparaciones mayores	357.143	0	0	0	0	0	357.143
404	01	01	00	Repuestos mayores	357.143	0	0	0	0	0	357.143
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	357.143	0	0	0	0	0	357.143
				Totales	**800.001**	**0**	**0**	**0**	**0**	0	**800.001**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118818 250033000 FORTALECIMIENTO DE LA PLANTA FÍSICA, EQUIPAMIENTO Y PLATAFORMA TECNOLÓGICA DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL DE LA PROCURADURÍA, TANTO EN SU SEDE ADMINISTRATIVA COMO EN SUS SEDES REGIONALES, A TRAVÉS DEL MEJORAMIENTO DE SUS CONDICIONES FÍSICAS, EQUIPAMIENTO INTEGRAL Y DESARROLLO DE LA PLATAFORMA TECNOLÓGICA, MEJORANDO ADEMÁS LAS CONDICIONES FÍSICO-AMBIENTALES DEL ORGANISMO EN BENEFICIO DE LA PATRIA, SUS TRABAJADORES Y TRABAJADORAS Y DEL ENTORNO EXTERNO DONDE FUNCIONA

UNIDAD DE MEDIDA: ACCIÓN **META:** 106

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 250033002 EQUIPAMIENTO INTEGRAL

UNIDAD DE MEDIDA: EQUIPAMIENTO **META:** 3

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**89.038**	**0**	**0**	**0**	**0**	**0**	**89.038**
403	18	00	00	Impuestos indirectos	89.038	0	0	0	0	0	89.038
403	18	01	00	Impuesto al valor agregado	89.038	0	0	0	0	0	89.038
404	**00**	**00**	**00**	**Activos reales**	**741.979**	**0**	**0**	**0**	**0**	**0**	**741.979**
404	01	00	00	Repuestos y reparaciones mayores	741.979	0	0	0	0	0	741.979
404	01	01	00	Repuestos mayores	741.979	0	0	0	0	0	741.979
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	741.979	0	0	0	0	0	741.979
				Totales	**831.017**	**0**	**0**	**0**	**0**	**0**	**831.017**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 118818 250033000 FORTALECIMIENTO DE LA PLANTA FÍSICA, EQUIPAMIENTO Y PLATAFORMA TECNOLÓGICA DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL DE LA PROCURADURÍA, TANTO EN SU SEDE ADMINISTRATIVA COMO EN SUS SEDES REGIONALES, A TRAVÉS DEL MEJORAMIENTO DE SUS CONDICIONES FÍSICAS, EQUIPAMIENTO INTEGRAL Y DESARROLLO DE LA PLATAFORMA TECNOLÓGICA, MEJORANDO ADEMÁS LAS CONDICIONES FÍSICO-AMBIENTALES DEL ORGANISMO EN BENEFICIO DE LA PATRIA, SUS TRABAJADORES Y TRABAJADORAS Y DEL ENTORNO EXTERNO DONDE FUNCIONA

UNIDAD DE MEDIDA: ACCIÓN

META: 106

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 250033003 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA

UNIDAD DE MEDIDA: DOTACIÓN

META: 1

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**178.571**	**0**	**0**	**0**	**0**	**0**	**178.571**
402	05	00	00	Productos de papel, cartón e impresos	15.000	0	0	0	0	0	15.000
402	05	01	00	Pulpa de madera, papel y cartón	15.000	0	0	0	0	0	15.000
402	06	00	00	Productos químicos y derivados	2.530	0	0	0	0	0	2.530
402	06	06	00	Combustibles y lubricantes	2.530	0	0	0	0	0	2.530
402	08	00	00	Productos metálicos	75.000	0	0	0	0	0	75.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	25.000	0	0	0	0	0	25.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	40.000	0	0	0	0	0	40.000
402	08	99	00	Otros productos metálicos	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	86.041	0	0	0	0	0	86.041
402	10	02	00	Materiales y útiles de limpieza y aseo	53.571	0	0	0	0	0	53.571
402	10	03	00	Utensilios de cocina y comedor	25.000	0	0	0	0	0	25.000
402	10	12	00	Materiales para instalaciones sanitarias	7.470	0	0	0	0	0	7.470
403	**00**	**00**	**00**	**Servicios no personales**	**479.103**	**0**	**0**	**0**	**0**	**0**	**479.103**
403	18	00	00	Impuestos indirectos	479.103	0	0	0	0	0	479.103
403	18	01	00	Impuesto al valor agregado	479.103	0	0	0	0	0	479.103
404	**00**	**00**	**00**	**Activos reales**	**1.313.960**	**0**	**0**	**0**	**0**	**0**	**1.313.960**
404	01	00	00	Repuestos y reparaciones mayores	1.313.960	0	0	0	0	0	1.313.960
404	01	01	00	Repuestos mayores	1.313.960	0	0	0	0	0	1.313.960
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.313.960	0	0	0	0	0	1.313.960
				Totales	**1.971.634**	**0**	**0**	**0**	**0**	**0**	**1.971.634**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 259999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.000.000

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.000.000	0	0	0	0	0	2.000.000
407	01	03	00	Transferencias corrientes internas al sector público	2.000.000	0	0	0	0	0	2.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.000.000	0	0	0	0	0	2.000.000
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 259999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.000.000

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.000.000	0	0	0	0	0	2.000.000
407	01	03	00	Transferencias corrientes internas al sector público	2.000.000	0	0	0	0	0	2.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.000.000	0	0	0	0	0	2.000.000
				- A0403 Fundación Procuraduría	2.000.000	0	0	0	0	0	2.000.000
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 259999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.000.000

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 259999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PROCURADURÍA

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.000.000

RESPONSABLE/EJECUTOR: FUNDACIÓN PROCURADURIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.000.000	0	0	0	0	0	2.000.000
407	01	03	00	Transferencias corrientes internas al sector público	2.000.000	0	0	0	0	0	2.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.000.000	0	0	0	0	0	2.000.000
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**41.010.711**	**0**	**0**	**0**	**0**	**0**	**41.010.711**
401	01	00	00	Sueldos, salarios y otras retribuciones	15.517.281	0	0	0	0	0	15.517.281
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.797.342	0	0	0	0	0	3.797.342
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.261.301	0	0	0	0	0	1.261.301
401	01	12	00	Salarios a obreros en puestos no permanentes	367.925	0	0	0	0	0	367.925
401	01	18	00	Remuneraciones al personal contratado	1.646.794	0	0	0	0	0	1.646.794
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	122.851	0	0	0	0	0	122.851
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	191.970	0	0	0	0	0	191.970
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.845.260	0	0	0	0	0	2.845.260
401	01	99	00	Otras retribuciones	5.283.838	0	0	0	0	0	5.283.838
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.252.213	0	0	0	0	0	1.252.213
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	229.378	0	0	0	0	0	229.378
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.022.835	0	0	0	0	0	1.022.835
401	03	00	00	Primas	2.674.135	0	0	0	0	0	2.674.135
401	03	08	00	Primas de profesionalización a empleados	341.673	0	0	0	0	0	341.673
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	122.440	0	0	0	0	0	122.440
401	03	19	00	Primas por hijos de obreros	100	0	0	0	0	0	100
401	03	21	00	Primas por antigüedad a obreros	203.093	0	0	0	0	0	203.093
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	114.502	0	0	0	0	0	114.502
401	03	47	00	Primas al personal de alto nivel y de dirección	1.622.179	0	0	0	0	0	1.622.179
401	03	97	00	Otras primas a empleados	270.148	0	0	0	0	0	270.148
401	04	00	00	Complementos de sueldos y salarios	4.787.085	0	0	0	0	0	4.787.085
401	04	06	00	Complemento a empleados por comisión de servicios	415.833	0	0	0	0	0	415.833
401	04	08	00	Bono compensatorio de alimentación a empleados	1.642.680	0	0	0	0	0	1.642.680
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	24.000	0	0	0	0	0	24.000
401	04	17	00	Complemento a obreros por gastos de transporte	36.432	0	0	0	0	0	36.432
401	04	18	00	Bono compensatorio de alimentación a obreros	1.088.640	0	0	0	0	0	1.088.640
401	04	26	00	Bono compensatorio de alimentación al personal contratado	850.500	0	0	0	0	0	850.500
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	38.880	0	0	0	0	0	38.880
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	690.120	0	0	0	0	0	690.120
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.467.573	0	0	0	0	0	3.467.573

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	01	00	Aguinaldos a empleados	600	0	0	0	0	0	600
401	05	03	00	Bono vacacional a empleados	1.230.257	0	0	0	0	0	1.230.257
401	05	04	00	Aguinaldos a obreros	200	0	0	0	0	0	200
401	05	06	00	Bono vacacional a obreros	839.694	0	0	0	0	0	839.694
401	05	07	00	Aguinaldos al personal contratado	300	0	0	0	0	0	300
401	05	08	00	Bono vacacional al personal contratado	83.639	0	0	0	0	0	83.639
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	200	0	0	0	0	0	200
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	109.933	0	0	0	0	0	109.933
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	600	0	0	0	0	0	600
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.202.150	0	0	0	0	0	1.202.150
401	06	00	00	Aportes patronales y legales	973.899	0	0	0	0	0	973.899
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	181.690	0	0	0	0	0	181.690
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	60.564	0	0	0	0	0	60.564
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	40.375	0	0	0	0	0	40.375
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	40.749	0	0	0	0	0	40.749
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	93.012	0	0	0	0	0	93.012
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	30.997	0	0	0	0	0	30.997
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	20.669	0	0	0	0	0	20.669
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	20.669	0	0	0	0	0	20.669
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	74.015	0	0	0	0	0	74.015
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	17.980	0	0	0	0	0	17.980
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	11.967	0	0	0	0	0	11.967
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.989	0	0	0	0	0	3.989
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.659	0	0	0	0	0	2.659
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	183.913	0	0	0	0	0	183.913
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	61.304	0	0	0	0	0	61.304
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	40.869	0	0	0	0	0	40.869
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	2.659	0	0	0	0	0	2.659
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	40.869	0	0	0	0	0	40.869

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	95	00	Otros aportes legales por personal contratado	44.950	0	0	0	0	0	44.950
401	07	00	00	Asistencia socio-económica	9.072.048	0	0	0	0	0	9.072.048
401	07	01	00	Capacitación y adiestramiento a empleados	300	0	0	0	0	0	300
401	07	02	00	Becas a empleados	97.680	0	0	0	0	0	97.680
401	07	03	00	Ayudas por matrimonio a empleados	500	0	0	0	0	0	500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	500	0	0	0	0	0	500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	594.475	0	0	0	0	0	594.475
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.738.608	0	0	0	0	0	1.738.608
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	316.800	0	0	0	0	0	316.800
401	07	10	00	Dotación de uniformes a empleados	400	0	0	0	0	0	400
401	07	11	00	Aporte patronal para gastos de guarderias y preescolar para hijos de empleados	217.196	0	0	0	0	0	217.196
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	600	0	0	0	0	0	600
401	07	18	00	Becas a obreros	52.320	0	0	0	0	0	52.320
401	07	19	00	Ayudas por matrimonio de obreros	500	0	0	0	0	0	500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	500	0	0	0	0	0	500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	148.754	0	0	0	0	0	148.754
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.151.744	0	0	0	0	0	1.151.744
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	82.800	0	0	0	0	0	82.800
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	51.106	0	0	0	0	0	51.106
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	200	0	0	0	0	0	200
401	07	33	00	Asistencia socio-económica al personal contratado	838.668	0	0	0	0	0	838.668
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	29.918	0	0	0	0	0	29.918
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	12.396	0	0	0	0	0	12.396
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	100	0	0	0	0	0	100
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	500	0	0	0	0	0	500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	451.346	0	0	0	0	0	451.346
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	673.537	0	0	0	0	0	673.537
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	27.600	0	0	0	0	0	27.600
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	681.700	0	0	0	0	0	681.700
401	07	96	00	Otras subvenciones a empleados	1.294.700	0	0	0	0	0	1.294.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	97	00	Otras subvenciones a obreros	606.600	0	0	0	0	0	606.600
401	08	00	00	Prestaciones sociales e indemnizaciones	3.266.477	0	0	0	0	0	3.266.477
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.300.782	0	0	0	0	0	1.300.782
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	533.287	0	0	0	0	0	533.287
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	359.489	0	0	0	0	0	359.489
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	82.762	0	0	0	0	0	82.762
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	990.157	0	0	0	0	0	990.157
403	**00**	**00**	**00**	**Servicios no personales**	**1.237.655**	**0**	**0**	**0**	**0**	**0**	**1.237.655**
403	18	00	00	Impuestos indirectos	1.135.575	0	0	0	0	0	1.135.575
403	18	01	00	Impuesto al valor agregado	1.135.575	0	0	0	0	0	1.135.575
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	102.080	0	0	0	0	0	102.080
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	102.080	0	0	0	0	0	102.080
				Totales	**42.248.366**	**0**	**0**	**0**	**0**	**0**	**42.248.366**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 250001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**41.010.711**	**0**	**0**	**0**	**0**	**0**	**41.010.711**
401	01	00	00	Sueldos, salarios y otras retribuciones	15.517.281	0	0	0	0	0	15.517.281
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.797.342	0	0	0	0	0	3.797.342
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.261.301	0	0	0	0	0	1.261.301
401	01	12	00	Salarios a obreros en puestos no permanentes	367.925	0	0	0	0	0	367.925
401	01	18	00	Remuneraciones al personal contratado	1.646.794	0	0	0	0	0	1.646.794
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	122.851	0	0	0	0	0	122.851
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	191.970	0	0	0	0	0	191.970
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.845.260	0	0	0	0	0	2.845.260
401	01	99	00	Otras retribuciones	5.283.838	0	0	0	0	0	5.283.838
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.252.213	0	0	0	0	0	1.252.213
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	229.378	0	0	0	0	0	229.378
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.022.835	0	0	0	0	0	1.022.835
401	03	00	00	Primas	2.674.135	0	0	0	0	0	2.674.135
401	03	08	00	Primas de profesionalización a empleados	341.673	0	0	0	0	0	341.673
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	122.440	0	0	0	0	0	122.440
401	03	19	00	Primas por hijos de obreros	100	0	0	0	0	0	100
401	03	21	00	Primas por antigüedad a obreros	203.093	0	0	0	0	0	203.093
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	114.502	0	0	0	0	0	114.502
401	03	47	00	Primas al personal de alto nivel y de dirección	1.622.179	0	0	0	0	0	1.622.179
401	03	97	00	Otras primas a empleados	270.148	0	0	0	0	0	270.148
401	04	00	00	Complementos de sueldos y salarios	4.787.085	0	0	0	0	0	4.787.085
401	04	06	00	Complemento a empleados por comisión de servicios	415.833	0	0	0	0	0	415.833
401	04	08	00	Bono compensatorio de alimentación a empleados	1.642.680	0	0	0	0	0	1.642.680
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	24.000	0	0	0	0	0	24.000
401	04	17	00	Complemento a obreros por gastos de transporte	36.432	0	0	0	0	0	36.432
401	04	18	00	Bono compensatorio de alimentación a obreros	1.088.640	0	0	0	0	0	1.088.640

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 250001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	850.500	0	0	0	0	0	850.500
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	38.880	0	0	0	0	0	38.880
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	690.120	0	0	0	0	0	690.120
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.467.573	0	0	0	0	0	3.467.573
401	05	01	00	Aguinaldos a empleados	600	0	0	0	0	0	600
401	05	03	00	Bono vacacional a empleados	1.230.257	0	0	0	0	0	1.230.257
401	05	04	00	Aguinaldos a obreros	200	0	0	0	0	0	200
401	05	06	00	Bono vacacional a obreros	839.694	0	0	0	0	0	839.694
401	05	07	00	Aguinaldos al personal contratado	300	0	0	0	0	0	300
401	05	08	00	Bono vacacional al personal contratado	83.639	0	0	0	0	0	83.639
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	200	0	0	0	0	0	200
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	109.933	0	0	0	0	0	109.933
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	600	0	0	0	0	0	600
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.202.150	0	0	0	0	0	1.202.150
401	06	00	00	Aportes patronales y legales	973.899	0	0	0	0	0	973.899
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	181.690	0	0	0	0	0	181.690
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	60.564	0	0	0	0	0	60.564
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	40.375	0	0	0	0	0	40.375
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	40.749	0	0	0	0	0	40.749
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	93.012	0	0	0	0	0	93.012
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	30.997	0	0	0	0	0	30.997
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	20.669	0	0	0	0	0	20.669
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	20.669	0	0	0	0	0	20.669
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	74.015	0	0	0	0	0	74.015
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	17.980	0	0	0	0	0	17.980
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	11.967	0	0	0	0	0	11.967

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 250001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.989	0	0	0	0	0	3.989
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.659	0	0	0	0	0	2.659
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	183.913	0	0	0	0	0	183.913
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	61.304	0	0	0	0	0	61.304
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	40.869	0	0	0	0	0	40.869
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	2.659	0	0	0	0	0	2.659
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	40.869	0	0	0	0	0	40.869
401	06	95	00	Otros aportes legales por personal contratado	44.950	0	0	0	0	0	44.950
401	07	00	00	Asistencia socio-económica	9.072.048	0	0	0	0	0	9.072.048
401	07	01	00	Capacitación y adiestramiento a empleados	300	0	0	0	0	0	300
401	07	02	00	Becas a empleados	97.680	0	0	0	0	0	97.680
401	07	03	00	Ayudas por matrimonio a empleados	500	0	0	0	0	0	500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	500	0	0	0	0	0	500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	594.475	0	0	0	0	0	594.475
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.738.608	0	0	0	0	0	1.738.608
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	316.800	0	0	0	0	0	316.800
401	07	10	00	Dotación de uniformes a empleados	400	0	0	0	0	0	400
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	217.196	0	0	0	0	0	217.196
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	600	0	0	0	0	0	600
401	07	18	00	Becas a obreros	52.320	0	0	0	0	0	52.320
401	07	19	00	Ayudas por matrimonio de obreros	500	0	0	0	0	0	500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	500	0	0	0	0	0	500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	148.754	0	0	0	0	0	148.754
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.151.744	0	0	0	0	0	1.151.744
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	82.800	0	0	0	0	0	82.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 250001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	51.106	0	0	0	0	0	51.106
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	200	0	0	0	0	0	200
401	07	33	00	Asistencia socio-económica al personal contratado	838.668	0	0	0	0	0	838.668
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	29.918	0	0	0	0	0	29.918
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	12.396	0	0	0	0	0	12.396
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	100	0	0	0	0	0	100
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	500	0	0	0	0	0	500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	451.346	0	0	0	0	0	451.346
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	673.537	0	0	0	0	0	673.537
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	27.600	0	0	0	0	0	27.600
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	681.700	0	0	0	0	0	681.700
401	07	96	00	Otras subvenciones a empleados	1.294.700	0	0	0	0	0	1.294.700
401	07	97	00	Otras subvenciones a obreros	606.600	0	0	0	0	0	606.600
401	08	00	00	Prestaciones sociales e indemnizaciones	3.266.477	0	0	0	0	0	3.266.477
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.300.782	0	0	0	0	0	1.300.782
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	533.287	0	0	0	0	0	533.287
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	359.489	0	0	0	0	0	359.489
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	82.762	0	0	0	0	0	82.762
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	990.157	0	0	0	0	0	990.157
403	**00**	**00**	**00**	**Servicios no personales**	**1.237.655**	**0**	**0**	**0**	**0**	**0**	**1.237.655**
403	18	00	00	Impuestos indirectos	1.135.575	0	0	0	0	0	1.135.575
403	18	01	00	Impuesto al valor agregado	1.135.575	0	0	0	0	0	1.135.575
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	102.080	0	0	0	0	0	102.080
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	102.080	0	0	0	0	0	102.080
				Totales	**42.248.366**	**0**	**0**	**0**	**0**	**0**	**42.248.366**

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.429.743**	**0**	**0**	**0**	**0**	**0**	**5.429.743**
402	01	00	00	Productos alimenticios y agropecuarios	637.242	0	0	0	0	0	637.242
402	01	01	00	Alimentos y bebidas para personas	637.242	0	0	0	0	0	637.242
402	03	00	00	Textiles y vestuarios	377.650	0	0	0	0	0	377.650
402	03	01	00	Textiles	39.000	0	0	0	0	0	39.000
402	03	02	00	Prendas de vestir	221.650	0	0	0	0	0	221.650
402	03	03	00	Calzados	117.000	0	0	0	0	0	117.000
402	04	00	00	Productos de cuero y caucho	29.120	0	0	0	0	0	29.120
402	04	03	00	Cauchos y tripas para vehículos	29.120	0	0	0	0	0	29.120
402	05	00	00	Productos de papel, cartón e impresos	2.209.473	0	0	0	0	0	2.209.473
402	05	01	00	Pulpa de madera, papel y cartón	7.215	0	0	0	0	0	7.215
402	05	02	00	Envases y cajas de papel y cartón	64.350	0	0	0	0	0	64.350
402	05	03	00	Productos de papel y cartón para oficina	1.872.584	0	0	0	0	0	1.872.584
402	05	04	00	Libros, revistas y periódicos	204.802	0	0	0	0	0	204.802
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	60.522	0	0	0	0	0	60.522
402	06	00	00	Productos químicos y derivados	1.056.945	0	0	0	0	0	1.056.945
402	06	03	00	Tintas, pinturas y colorantes	852.354	0	0	0	0	0	852.354
402	06	04	00	Productos farmacéuticos y medicamentos	90.288	0	0	0	0	0	90.288
402	06	05	00	Productos de tocador	813	0	0	0	0	0	813
402	06	06	00	Combustibles y lubricantes	39.585	0	0	0	0	0	39.585
402	06	08	00	Productos plásticos	73.905	0	0	0	0	0	73.905
402	07	00	00	Productos minerales no metálicos	21.918	0	0	0	0	0	21.918
402	07	02	00	Vidrios y productos de vidrio	2.730	0	0	0	0	0	2.730
402	07	03	00	Productos de arcilla para construcción	10.920	0	0	0	0	0	10.920
402	07	04	00	Cemento, cal y yeso	8.268	0	0	0	0	0	8.268
402	08	00	00	Productos metálicos	195.724	0	0	0	0	0	195.724
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	56.884	0	0	0	0	0	56.884
402	08	05	00	Materiales de orden público, seguridad y defensa	99.840	0	0	0	0	0	99.840
402	08	07	00	Material de señalamiento	1.300	0	0	0	0	0	1.300
402	08	09	00	Repuestos y accesorios para equipos de transporte	35.750	0	0	0	0	0	35.750
402	08	99	00	Otros productos metálicos	1.950	0	0	0	0	0	1.950
402	10	00	00	Productos varios y útiles diversos	901.671	0	0	0	0	0	901.671
402	10	01	00	Artículos de deporte, recreación y juguetes	79.924	0	0	0	0	0	79.924

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	57.200	0	0	0	0	0	57.200
402	10	03	00	Utensilios de cocina y comedor	8.125	0	0	0	0	0	8.125
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.625	0	0	0	0	0	1.625
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	441.529	0	0	0	0	0	441.529
402	10	06	00	Condecoraciones, ofrendas y similares	65.000	0	0	0	0	0	65.000
402	10	07	00	Productos de seguridad en el trabajo	29.224	0	0	0	0	0	29.224
402	10	08	00	Materiales para equipos de computación	135.603	0	0	0	0	0	135.603
402	10	09	00	Especies timbradas y valores	13.000	0	0	0	0	0	13.000
402	10	11	00	Materiales eléctricos	58.617	0	0	0	0	0	58.617
402	10	12	00	Materiales para instalaciones sanitarias	8.093	0	0	0	0	0	8.093
402	10	99	00	Otros productos y útiles diversos	3.731	0	0	0	0	0	3.731
403	**00**	**00**	**00**	**Servicios no personales**	**16.969.004**	**0**	**0**	**0**	**0**	**0**	**16.969.004**
403	01	00	00	Alquileres de inmuebles	624.000	0	0	0	0	0	624.000
403	01	01	00	Alquileres de edificios y locales	624.000	0	0	0	0	0	624.000
403	04	00	00	Servicios básicos	2.210.440	0	0	0	0	0	2.210.440
403	04	01	00	Electricidad	325.000	0	0	0	0	0	325.000
403	04	03	00	Agua	36.400	0	0	0	0	0	36.400
403	04	04	00	Teléfonos	578.500	0	0	0	0	0	578.500
403	04	05	00	Servicio de comunicaciones	312.000	0	0	0	0	0	312.000
403	04	06	00	Servicio de aseo urbano y domiciliario	95.340	0	0	0	0	0	95.340
403	04	07	00	Servicio de condominio	863.200	0	0	0	0	0	863.200
403	06	00	00	Servicios de transporte y almacenaje	474.779	0	0	0	0	0	474.779
403	06	01	00	Fletes y embalajes	363.740	0	0	0	0	0	363.740
403	06	02	00	Almacenaje	9.100	0	0	0	0	0	9.100
403	06	03	00	Estacionamiento	36.939	0	0	0	0	0	36.939
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	65.000	0	0	0	0	0	65.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.634.100	0	0	0	0	0	1.634.100
403	07	01	00	Publicidad y propaganda	162.500	0	0	0	0	0	162.500
403	07	02	00	Imprenta y reproducción	32.500	0	0	0	0	0	32.500
403	07	03	00	Relaciones sociales	724.100	0	0	0	0	0	724.100
403	07	04	00	Avisos	715.000	0	0	0	0	0	715.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	630.500	0	0	0	0	0	630.500
403	08	01	00	Primas y gastos de seguros	520.000	0	0	0	0	0	520.000

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	02	00	Comisiones y gastos bancarios	65.000	0	0	0	0	0	65.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	45.500	0	0	0	0	0	45.500
403	09	00	00	Viáticos y pasajes	1.304.500	0	0	0	0	0	1.304.500
403	09	01	00	Viáticos y pasajes dentro del país	732.500	0	0	0	0	0	732.500
403	09	02	00	Viáticos y pasajes fuera del país	572.000	0	0	0	0	0	572.000
403	10	00	00	Servicios profesionales y técnicos	3.350.301	0	0	0	0	0	3.350.301
403	10	01	00	Servicios jurídicos	2.648.301	0	0	0	0	0	2.648.301
403	10	02	00	Servicios de contabilidad y auditoría	32.500	0	0	0	0	0	32.500
403	10	03	00	Servicios de procesamiento de datos	266.500	0	0	0	0	0	266.500
403	10	09	00	Servicios de lavandería y tintorería	58.500	0	0	0	0	0	58.500
403	10	11	00	Servicios para la elaboración y suministro de comida	97.500	0	0	0	0	0	97.500
403	10	99	00	Otros servicios profesionales y técnicos	247.000	0	0	0	0	0	247.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	877.944	0	0	0	0	0	877.944
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	92.818	0	0	0	0	0	92.818
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	130.000	0	0	0	0	0	130.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	91.728	0	0	0	0	0	91.728
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	563.398	0	0	0	0	0	563.398
403	12	00	00	Conservación y reparaciones menores de obras	1.219.400	0	0	0	0	0	1.219.400
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.219.400	0	0	0	0	0	1.219.400
403	15	00	00	Servicios fiscales	65.000	0	0	0	0	0	65.000
403	15	02	00	Tasas y otros derechos obligatorios	65.000	0	0	0	0	0	65.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.326.000	0	0	0	0	0	1.326.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.326.000	0	0	0	0	0	1.326.000
403	18	00	00	Impuestos indirectos	2.863.681	0	0	0	0	0	2.863.681
403	18	01	00	Impuesto al valor agregado	2.863.681	0	0	0	0	0	2.863.681
403	99	00	00	Otros servicios no personales	388.359	0	0	0	0	0	388.359
403	99	01	00	Otros servicios no personales	388.359	0	0	0	0	0	388.359
404	**00**	**00**	**00**	**Activos reales**	**1.485.903**	**0**	**0**	**0**	**0**	**0**	**1.485.903**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	238.620	0	0	0	0	0	238.620
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	238.620	0	0	0	0	0	238.620
404	04	00	00	Equipos de transporte, tracción y elevación	728.000	0	0	0	0	0	728.000
404	04	01	00	Vehículos automotores terrestres	728.000	0	0	0	0	0	728.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	373.275	0	0	0	0	0	373.275
404	07	02	00	Equipos de enseñanza, deporte y recreación	85.195	0	0	0	0	0	85.195
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	260.000	0	0	0	0	0	260.000
404	07	06	00	Instrumentos musicales y equipos de audio	28.080	0	0	0	0	0	28.080
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	146.008	0	0	0	0	0	146.008
404	09	01	00	Mobiliario y equipos de oficina	20.467	0	0	0	0	0	20.467
404	09	02	00	Equipos de computación	18.741	0	0	0	0	0	18.741
404	09	03	00	Mobiliario y equipos de alojamiento	2.800	0	0	0	0	0	2.800
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	104.000	0	0	0	0	0	104.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**789.000**	**0**	**0**	**0**	**0**	**0**	**789.000**
407	01	00	00	Transferencias y donaciones corrientes internas	789.000	0	0	0	0	0	789.000
407	01	01	00	Transferencias corrientes internas al sector privado	39.000	0	0	0	0	0	39.000
407	01	01	75	Subsidios a organismos laborales y gremiales	39.000	0	0	0	0	0	39.000
407	01	02	00	Donaciones corrientes internas al sector privado	750.000	0	0	0	0	0	750.000
407	01	02	01	Donaciones corrientes a personas	750.000	0	0	0	0	0	750.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.825.000**	**0**	**0**	**0**	**0**	**0**	**2.825.000**
411	03	00	00	Disminución de cuentas y efectos por pagar a proveedores	2.000.000	0	0	0	0	0	2.000.000
411	03	01	00	Disminución de cuentas por pagar a proveedores a corto plazo	2.000.000	0	0	0	0	0	2.000.000
411	11	00	00	Obligaciones de ejercicios anteriores	825.000	0	0	0	0	0	825.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	600.000	0	0	0	0	0	600.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	225.000	0	0	0	0	0	225.000
				Totales	**27.498.650**	**0**	**0**	**0**	**0**	**0**	**27.498.650**

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**39.000**	**0**	**0**	**0**	**0**	**0**	**39.000**
407	01	00	00	Transferencias y donaciones corrientes internas	39.000	0	0	0	0	0	39.000
407	01	01	00	Transferencias corrientes internas al sector privado	39.000	0	0	0	0	0	39.000
407	01	01	75	Subsidios a organismos laborales y gremiales	39.000	0	0	0	0	0	39.000
				- S0465 Federación Nacional de Obreros Dependientes del Estado (FENODE)	2.000	0	0	0	0	0	2.000
				- S0916 Sindicato Unico de Obreros Dependientes del Estado (S.U.O.D.E.)	2.000	0	0	0	0	0	2.000
				- S1323 Asociación de Jubilados y pensionados de la Procuraduría General	35.000	0	0	0	0	0	35.000
				Totales	**39.000**	**0**	**0**	**0**	**0**	**0**	**39.000**

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 250002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.429.743**	**0**	**0**	**0**	**0**	**0**	**5.429.743**
402	01	00	00	Productos alimenticios y agropecuarios	637.242	0	0	0	0	0	637.242
402	01	01	00	Alimentos y bebidas para personas	637.242	0	0	0	0	0	637.242
402	03	00	00	Textiles y vestuarios	377.650	0	0	0	0	0	377.650
402	03	01	00	Textiles	39.000	0	0	0	0	0	39.000
402	03	02	00	Prendas de vestir	221.650	0	0	0	0	0	221.650
402	03	03	00	Calzados	117.000	0	0	0	0	0	117.000
402	04	00	00	Productos de cuero y caucho	29.120	0	0	0	0	0	29.120
402	04	03	00	Cauchos y tripas para vehículos	29.120	0	0	0	0	0	29.120
402	05	00	00	Productos de papel, cartón e impresos	2.209.473	0	0	0	0	0	2.209.473
402	05	01	00	Pulpa de madera, papel y cartón	7.215	0	0	0	0	0	7.215
402	05	02	00	Envases y cajas de papel y cartón	64.350	0	0	0	0	0	64.350
402	05	03	00	Productos de papel y cartón para oficina	1.872.584	0	0	0	0	0	1.872.584
402	05	04	00	Libros, revistas y periódicos	204.802	0	0	0	0	0	204.802
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	60.522	0	0	0	0	0	60.522
402	06	00	00	Productos químicos y derivados	1.056.945	0	0	0	0	0	1.056.945
402	06	03	00	Tintas, pinturas y colorantes	852.354	0	0	0	0	0	852.354
402	06	04	00	Productos farmacéuticos y medicamentos	90.288	0	0	0	0	0	90.288
402	06	05	00	Productos de tocador	813	0	0	0	0	0	813
402	06	06	00	Combustibles y lubricantes	39.585	0	0	0	0	0	39.585
402	06	08	00	Productos plásticos	73.905	0	0	0	0	0	73.905
402	07	00	00	Productos minerales no metálicos	21.918	0	0	0	0	0	21.918
402	07	02	00	Vidrios y productos de vidrio	2.730	0	0	0	0	0	2.730
402	07	03	00	Productos de arcilla para construcción	10.920	0	0	0	0	0	10.920
402	07	04	00	Cemento, cal y yeso	8.268	0	0	0	0	0	8.268
402	08	00	00	Productos metálicos	195.724	0	0	0	0	0	195.724
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	56.884	0	0	0	0	0	56.884
402	08	05	00	Materiales de orden público, seguridad y defensa	99.840	0	0	0	0	0	99.840

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 250002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	07	00	Material de señalamiento	1.300	0	0	0	0	0	1.300
402	08	09	00	Repuestos y accesorios para equipos de transporte	35.750	0	0	0	0	0	35.750
402	08	99	00	Otros productos metálicos	1.950	0	0	0	0	0	1.950
402	10	00	00	Productos varios y útiles diversos	901.671	0	0	0	0	0	901.671
402	10	01	00	Artículos de deporte, recreación y juguetes	79.924	0	0	0	0	0	79.924
402	10	02	00	Materiales y útiles de limpieza y aseo	57.200	0	0	0	0	0	57.200
402	10	03	00	Utensilios de cocina y comedor	8.125	0	0	0	0	0	8.125
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.625	0	0	0	0	0	1.625
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	441.529	0	0	0	0	0	441.529
402	10	06	00	Condecoraciones, ofrendas y similares	65.000	0	0	0	0	0	65.000
402	10	07	00	Productos de seguridad en el trabajo	29.224	0	0	0	0	0	29.224
402	10	08	00	Materiales para equipos de computación	135.603	0	0	0	0	0	135.603
402	10	09	00	Especies timbradas y valores	13.000	0	0	0	0	0	13.000
402	10	11	00	Materiales eléctricos	58.617	0	0	0	0	0	58.617
402	10	12	00	Materiales para instalaciones sanitarias	8.093	0	0	0	0	0	8.093
402	10	99	00	Otros productos y útiles diversos	3.731	0	0	0	0	0	3.731
403	**00**	**00**	**00**	**Servicios no personales**	**16.969.004**	**0**	**0**	**0**	**0**	**0**	**16.969.004**
403	01	00	00	Alquileres de inmuebles	624.000	0	0	0	0	0	624.000
403	01	01	00	Alquileres de edificios y locales	624.000	0	0	0	0	0	624.000
403	04	00	00	Servicios básicos	2.210.440	0	0	0	0	0	2.210.440
403	04	01	00	Electricidad	325.000	0	0	0	0	0	325.000
403	04	03	00	Agua	36.400	0	0	0	0	0	36.400
403	04	04	00	Teléfonos	578.500	0	0	0	0	0	578.500
403	04	05	00	Servicio de comunicaciones	312.000	0	0	0	0	0	312.000
403	04	06	00	Servicio de aseo urbano y domiciliario	95.340	0	0	0	0	0	95.340
403	04	07	00	Servicio de condominio	863.200	0	0	0	0	0	863.200
403	06	00	00	Servicios de transporte y almacenaje	474.779	0	0	0	0	0	474.779
403	06	01	00	Fletes y embalajes	363.740	0	0	0	0	0	363.740

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 250002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	02	00	Almacenaje	9.100	0	0	0	0	0	9.100
403	06	03	00	Estacionamiento	36.939	0	0	0	0	0	36.939
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	65.000	0	0	0	0	0	65.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.634.100	0	0	0	0	0	1.634.100
403	07	01	00	Publicidad y propaganda	162.500	0	0	0	0	0	162.500
403	07	02	00	Imprenta y reproducción	32.500	0	0	0	0	0	32.500
403	07	03	00	Relaciones sociales	724.100	0	0	0	0	0	724.100
403	07	04	00	Avisos	715.000	0	0	0	0	0	715.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	630.500	0	0	0	0	0	630.500
403	08	01	00	Primas y gastos de seguros	520.000	0	0	0	0	0	520.000
403	08	02	00	Comisiones y gastos bancarios	65.000	0	0	0	0	0	65.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	45.500	0	0	0	0	0	45.500
403	09	00	00	Viáticos y pasajes	1.304.500	0	0	0	0	0	1.304.500
403	09	01	00	Viáticos y pasajes dentro del país	732.500	0	0	0	0	0	732.500
403	09	02	00	Viáticos y pasajes fuera del país	572.000	0	0	0	0	0	572.000
403	10	00	00	Servicios profesionales y técnicos	3.350.301	0	0	0	0	0	3.350.301
403	10	01	00	Servicios jurídicos	2.648.301	0	0	0	0	0	2.648.301
403	10	02	00	Servicios de contabilidad y auditoría	32.500	0	0	0	0	0	32.500
403	10	03	00	Servicios de procesamiento de datos	266.500	0	0	0	0	0	266.500
403	10	09	00	Servicios de lavandería y tintorería	58.500	0	0	0	0	0	58.500
403	10	11	00	Servicios para la elaboración y suministro de comida	97.500	0	0	0	0	0	97.500
403	10	99	00	Otros servicios profesionales y técnicos	247.000	0	0	0	0	0	247.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	877.944	0	0	0	0	0	877.944
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	92.818	0	0	0	0	0	92.818
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	130.000	0	0	0	0	0	130.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	91.728	0	0	0	0	0	91.728
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	563.398	0	0	0	0	0	563.398

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 250002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	1.219.400	0	0	0	0	0	1.219.400
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.219.400	0	0	0	0	0	1.219.400
403	15	00	00	Servicios fiscales	65.000	0	0	0	0	0	65.000
403	15	02	00	Tasas y otros derechos obligatorios	65.000	0	0	0	0	0	65.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.326.000	0	0	0	0	0	1.326.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.326.000	0	0	0	0	0	1.326.000
403	18	00	00	Impuestos indirectos	2.863.681	0	0	0	0	0	2.863.681
403	18	01	00	Impuesto al valor agregado	2.863.681	0	0	0	0	0	2.863.681
403	99	00	00	Otros servicios no personales	388.359	0	0	0	0	0	388.359
403	99	01	00	Otros servicios no personales	388.359	0	0	0	0	0	388.359
404	**00**	**00**	**00**	**Activos reales**	**1.485.903**	**0**	**0**	**0**	**0**	**0**	**1.485.903**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	238.620	0	0	0	0	0	238.620
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	238.620	0	0	0	0	0	238.620
404	04	00	00	Equipos de transporte, tracción y elevación	728.000	0	0	0	0	0	728.000
404	04	01	00	Vehículos automotores terrestres	728.000	0	0	0	0	0	728.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	373.275	0	0	0	0	0	373.275
404	07	02	00	Equipos de enseñanza, deporte y recreación	85.195	0	0	0	0	0	85.195
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	260.000	0	0	0	0	0	260.000
404	07	06	00	Instrumentos musicales y equipos de audio	28.080	0	0	0	0	0	28.080
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	146.008	0	0	0	0	0	146.008
404	09	01	00	Mobiliario y equipos de oficina	20.467	0	0	0	0	0	20.467
404	09	02	00	Equipos de computación	18.741	0	0	0	0	0	18.741
404	09	03	00	Mobiliario y equipos de alojamiento	2.800	0	0	0	0	0	2.800
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	104.000	0	0	0	0	0	104.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.825.000**	**0**	**0**	**0**	**0**	**0**	**2.825.000**
411	03	00	00	Disminución de cuentas y efectos por pagar a proveedores	2.000.000	0	0	0	0	0	2.000.000
411	03	01	00	Disminución de cuentas por pagar a proveedores a corto plazo	2.000.000	0	0	0	0	0	2.000.000
411	11	00	00	Obligaciones de ejercicios anteriores	825.000	0	0	0	0	0	825.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 250002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	11	04	00	Compromisos pendientes de ejercicios anteriores	600.000	0	0	0	0	0	600.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	225.000	0	0	0	0	0	225.000
				Totales	**26.709.650**	**0**	**0**	**0**	**0**	**0**	**26.709.650**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 250002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**789.000**	**0**	**0**	**0**	**0**	**0**	**789.000**
407	01	00	00	Transferencias y donaciones corrientes internas	789.000	0	0	0	0	0	789.000
407	01	01	00	Transferencias corrientes internas al sector privado	39.000	0	0	0	0	0	39.000
407	01	01	75	Subsidios a organismos laborales y gremiales	39.000	0	0	0	0	0	39.000
407	01	02	00	Donaciones corrientes internas al sector privado	750.000	0	0	0	0	0	750.000
407	01	02	01	Donaciones corrientes a personas	750.000	0	0	0	0	0	750.000
				Totales	**789.000**	**0**	**0**	**0**	**0**	**0**	**789.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.421.115**	**0**	**0**	**0**	**0**	**0**	**10.421.115**
407	01	00	00	Transferencias y donaciones corrientes internas	10.421.115	0	0	0	0	0	10.421.115
407	01	01	00	Transferencias corrientes internas al sector privado	7.529.645	0	0	0	0	0	7.529.645
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.203.790	0	0	0	0	0	1.203.790
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	3.002.370	0	0	0	0	0	3.002.370
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	200	0	0	0	0	0	200
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	215.634	0	0	0	0	0	215.634
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	361.837	0	0	0	0	0	361.837
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	651.000	0	0	0	0	0	651.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	200	0	0	0	0	0	200
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	204.982	0	0	0	0	0	204.982
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	671.632	0	0	0	0	0	671.632
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	1.218.000	0	0	0	0	0	1.218.000
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	782.710	0	0	0	0	0	782.710
407	01	05	02	Pensiones del personal de alto nivel y de dirección	492.285	0	0	0	0	0	492.285
407	01	05	07	Aguinaldos del personal pensionado de alto nivel y de dirección	200	0	0	0	0	0	200
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	49.229	0	0	0	0	0	49.229
407	01	05	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección	72.996	0	0	0	0	0	72.996
407	01	05	99	Otras subvenciones socio-económicas del personal pensionado de alto nivel y de dirección	168.000	0	0	0	0	0	168.000
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	2.108.760	0	0	0	0	0	2.108.760
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	1.224.632	0	0	0	0	0	1.224.632
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	300	0	0	0	0	0	300
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	122.463	0	0	0	0	0	122.463
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	236.365	0	0	0	0	0	236.365
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	525.000	0	0	0	0	0	525.000
				Totales	**10.421.115**	**0**	**0**	**0**	**0**	**0**	**10.421.115**

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 250003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 250003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.421.115**	**0**	**0**	**0**	**0**	**0**	**10.421.115**
407	01	00	00	Transferencias y donaciones corrientes internas	10.421.115	0	0	0	0	0	10.421.115
407	01	01	00	Transferencias corrientes internas al sector privado	7.529.645	0	0	0	0	0	7.529.645
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.203.790	0	0	0	0	0	1.203.790
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	3.002.370	0	0	0	0	0	3.002.370
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	200	0	0	0	0	0	200
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	215.634	0	0	0	0	0	215.634
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	361.837	0	0	0	0	0	361.837
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	651.000	0	0	0	0	0	651.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	200	0	0	0	0	0	200
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	204.982	0	0	0	0	0	204.982
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	671.632	0	0	0	0	0	671.632
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	1.218.000	0	0	0	0	0	1.218.000
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	782.710	0	0	0	0	0	782.710
407	01	05	02	Pensiones del personal de alto nivel y de dirección	492.285	0	0	0	0	0	492.285
407	01	05	07	Aguinaldos del personal pensionado de alto nivel y de dirección	200	0	0	0	0	0	200
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	49.229	0	0	0	0	0	49.229
407	01	05	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección	72.996	0	0	0	0	0	72.996
407	01	05	99	Otras subvenciones socio-económicas del personal pensionado de alto nivel y de dirección	168.000	0	0	0	0	0	168.000
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	2.108.760	0	0	0	0	0	2.108.760
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	1.224.632	0	0	0	0	0	1.224.632
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	300	0	0	0	0	0	300
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	122.463	0	0	0	0	0	122.463
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	236.365	0	0	0	0	0	236.365
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	525.000	0	0	0	0	0	525.000
				Totales	**10.421.115**	**0**	**0**	**0**	**0**	**0**	**10.421.115**

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**320.000**	**0**	**0**	**0**	**0**	**0**	**320.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
402	03	00	00	Textiles y vestuarios	90.000	0	0	0	0	0	90.000
402	03	02	00	Prendas de vestir	50.000	0	0	0	0	0	50.000
402	03	03	00	Calzados	40.000	0	0	0	0	0	40.000
402	06	00	00	Productos químicos y derivados	80.000	0	0	0	0	0	80.000
402	06	04	00	Productos farmacéuticos y medicamentos	50.000	0	0	0	0	0	50.000
402	06	05	00	Productos de tocador	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	01	00	Artículos de deporte, recreación y juguetes	30.000	0	0	0	0	0	30.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**237.970**	**0**	**0**	**0**	**0**	**0**	**237.970**
403	09	00	00	Viáticos y pasajes	90.000	0	0	0	0	0	90.000
403	09	01	00	Viáticos y pasajes dentro del país	90.000	0	0	0	0	0	90.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	32.830	0	0	0	0	0	32.830
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	32.830	0	0	0	0	0	32.830
403	16	00	00	Servicios de diversión, esparcimiento y culturales	50.000	0	0	0	0	0	50.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	65.140	0	0	0	0	0	65.140
403	18	01	00	Impuesto al valor agregado	65.140	0	0	0	0	0	65.140
407	**00**	**00**	**00**	**Transferencias y donaciones**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
407	01	00	00	Transferencias y donaciones corrientes internas	50.000	0	0	0	0	0	50.000
407	01	02	00	Donaciones corrientes internas al sector privado	50.000	0	0	0	0	0	50.000
407	01	02	01	Donaciones corrientes a personas	50.000	0	0	0	0	0	50.000
				Totales	**607.970**	**0**	**0**	**0**	**0**	**0**	**607.970**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 250007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**320.000**	**0**	**0**	**0**	**0**	**0**	**320.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
402	03	00	00	Textiles y vestuarios	90.000	0	0	0	0	0	90.000
402	03	02	00	Prendas de vestir	50.000	0	0	0	0	0	50.000
402	03	03	00	Calzados	40.000	0	0	0	0	0	40.000
402	06	00	00	Productos químicos y derivados	80.000	0	0	0	0	0	80.000
402	06	04	00	Productos farmacéuticos y medicamentos	50.000	0	0	0	0	0	50.000
402	06	05	00	Productos de tocador	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	01	00	Artículos de deporte, recreación y juguetes	30.000	0	0	0	0	0	30.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**237.970**	**0**	**0**	**0**	**0**	**0**	**237.970**
403	09	00	00	Viáticos y pasajes	90.000	0	0	0	0	0	90.000
403	09	01	00	Viáticos y pasajes dentro del país	90.000	0	0	0	0	0	90.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	32.830	0	0	0	0	0	32.830
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	32.830	0	0	0	0	0	32.830
403	16	00	00	Servicios de diversión, esparcimiento y culturales	50.000	0	0	0	0	0	50.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	65.140	0	0	0	0	0	65.140
403	18	01	00	Impuesto al valor agregado	65.140	0	0	0	0	0	65.140
407	**00**	**00**	**00**	**Transferencias y donaciones**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
407	01	00	00	Transferencias y donaciones corrientes internas	50.000	0	0	0	0	0	50.000
407	01	02	00	Donaciones corrientes internas al sector privado	50.000	0	0	0	0	0	50.000
407	01	02	01	Donaciones corrientes a personas	50.000	0	0	0	0	0	50.000
				Totales	**607.970**	**0**	**0**	**0**	**0**	**0**	**607.970**

26

Ministerio del Poder Popular para Relaciones Interiores y Justicia

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.072.675.805**	**0**	**0**	**0**	**0**	**0**	**3.072.675.805**
401	01	00	00	Sueldos, salarios y otras retribuciones	944.102.393	0	0	0	0	0	944.102.393
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	733.193.918	0	0	0	0	0	733.193.918
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	1.614.946	0	0	0	0	0	1.614.946
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	41.464.165	0	0	0	0	0	41.464.165
401	01	18	00	Remuneraciones al personal contratado	143.059.880	0	0	0	0	0	143.059.880
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.600.000	0	0	0	0	0	3.600.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	98.304	0	0	0	0	0	98.304
401	01	99	00	Otras retribuciones	21.045.939	0	0	0	0	0	21.045.939
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	327.334.595	0	0	0	0	0	327.334.595
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	274.519.816	0	0	0	0	0	274.519.816
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	2.369.870	0	0	0	0	0	2.369.870
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	50.444.909	0	0	0	0	0	50.444.909
401	03	00	00	Primas	521.287.662	0	0	0	0	0	521.287.662
401	03	02	00	Primas de transporte a empleados	45.738.500	0	0	0	0	0	45.738.500
401	03	03	00	Primas por hogar a empleados	87.728.571	0	0	0	0	0	87.728.571
401	03	04	00	Primas por hijos a empleados	65.349.566	0	0	0	0	0	65.349.566
401	03	08	00	Primas de profesionalización a empleados	47.700.514	0	0	0	0	0	47.700.514
401	03	09	00	Primas por antigüedad a empleados	100.840.360	0	0	0	0	0	100.840.360
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	61.490.127	0	0	0	0	0	61.490.127
401	03	17	00	Primas de transporte a obreros	4.849.292	0	0	0	0	0	4.849.292
401	03	18	00	Primas por hogar a obreros	8.091.500	0	0	0	0	0	8.091.500
401	03	19	00	Primas por hijos de obreros	5.903.460	0	0	0	0	0	5.903.460
401	03	21	00	Primas por antigüedad a obreros	10.037.228	0	0	0	0	0	10.037.228
401	03	22	00	Primas de profesionalización a obreros	234.558	0	0	0	0	0	234.558
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	13.767.876	0	0	0	0	0	13.767.876
401	03	31	00	Primas por riesgo al personal militar y de seguridad	62.119.446	0	0	0	0	0	62.119.446
401	03	37	00	Primas de transporte al personal contratado	389.100	0	0	0	0	0	389.100
401	03	38	00	Primas por hogar al personal contratado	648.500	0	0	0	0	0	648.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolivares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	39	00	Primas por hijos al personal contratado	243.600	0	0	0	0	0	243.600
401	03	40	00	Primas de profesionalización al personal contratado	218.380	0	0	0	0	0	218.380
401	03	41	00	Primas por antigüedad al personal contratado	268.261	0	0	0	0	0	268.261
401	03	95	00	Otras primas al personal de alto nivel y de dirección	79.604	0	0	0	0	0	79.604
401	03	96	00	Otras primas al personal contratado	35.103	0	0	0	0	0	35.103
401	03	97	00	Otras primas a empleados	3.650.125	0	0	0	0	0	3.650.125
401	03	98	00	Otras primas a obreros	1.903.991	0	0	0	0	0	1.903.991
401	04	00	00	Complementos de sueldos y salarios	428.538.906	0	0	0	0	0	428.538.906
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	4.000.000	0	0	0	0	0	4.000.000
401	04	02	00	Complemento a empleados por trabajo nocturno	2.400	0	0	0	0	0	2.400
401	04	03	00	Complemento a empleados por gastos de alimentación	132.000	0	0	0	0	0	132.000
401	04	05	00	Complemento a empleados por gastos de representación	12.000	0	0	0	0	0	12.000
401	04	06	00	Complemento a empleados por comisión de servicios	5.544.803	0	0	0	0	0	5.544.803
401	04	08	00	Bono compensatorio de alimentación a empleados	353.506.900	0	0	0	0	0	353.506.900
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.131.854	0	0	0	0	0	1.131.854
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.502.850	0	0	0	0	0	2.502.850
401	04	16	00	Complemento a obreros por gastos de alimentación	81.000	0	0	0	0	0	81.000
401	04	17	00	Complemento a obreros por gastos de transporte	4.705.200	0	0	0	0	0	4.705.200
401	04	18	00	Bono compensatorio de alimentación a obreros	21.583.404	0	0	0	0	0	21.583.404
401	04	26	00	Bono compensatorio de alimentación al personal contratado	25.853.925	0	0	0	0	0	25.853.925
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	4.050	0	0	0	0	0	4.050
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	37.800	0	0	0	0	0	37.800
401	04	97	00	Otros complementos a obreros	5.299.232	0	0	0	0	0	5.299.232
401	04	98	00	Otros complementos al personal contratado	4.141.488	0	0	0	0	0	4.141.488
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	192.739.998	0	0	0	0	0	192.739.998
401	05	01	00	Aguinaldos a empleados	5.637.729	0	0	0	0	0	5.637.729
401	05	03	00	Bono vacacional a empleados	171.246.015	0	0	0	0	0	171.246.015
401	05	04	00	Aguinaldos a obreros	331.864	0	0	0	0	0	331.864
401	05	06	00	Bono vacacional a obreros	10.493.353	0	0	0	0	0	10.493.353
401	05	07	00	Aguinaldos al personal contratado	2.201.606	0	0	0	0	0	2.201.606
401	05	08	00	Bono vacacional al personal contratado	2.774.055	0	0	0	0	0	2.774.055

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	9.903	0	0	0	0	0	9.903
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	3.961	0	0	0	0	0	3.961
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	31.613	0	0	0	0	0	31.613
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	9.899	0	0	0	0	0	9.899
401	06	00	00	Aportes patronales y legales	157.663.754	0	0	0	0	0	157.663.754
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	74.000.059	0	0	0	0	0	74.000.059
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	15.358.242	0	0	0	0	0	15.358.242
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	15.720.146	0	0	0	0	0	15.720.146
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	28.264.377	0	0	0	0	0	28.264.377
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	9.094.449	0	0	0	0	0	9.094.449
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.478.050	0	0	0	0	0	2.478.050
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.656.264	0	0	0	0	0	1.656.264
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.863.737	0	0	0	0	0	1.863.737
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.590.594	0	0	0	0	0	6.590.594
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.291.468	0	0	0	0	0	1.291.468
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	3.922	0	0	0	0	0	3.922
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	1.070	0	0	0	0	0	1.070
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	713	0	0	0	0	0	713
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	713	0	0	0	0	0	713
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	30.650	0	0	0	0	0	30.650
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	8.381	0	0	0	0	0	8.381
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	5.588	0	0	0	0	0	5.588
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	5.588	0	0	0	0	0	5.588
401	06	95	00	Otros aportes legales por personal contratado	1.289.743	0	0	0	0	0	1.289.743
401	07	00	00	Asistencia socio-económica	201.655.029	0	0	0	0	0	201.655.029
401	07	01	00	Capacitación y adiestramiento a empleados	1.362.705	0	0	0	0	0	1.362.705
401	07	02	00	Becas a empleados	11.373.200	0	0	0	0	0	11.373.200
401	07	03	00	Ayudas por matrimonio a empleados	230.450	0	0	0	0	0	230.450

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	475.000	0	0	0	0	0	475.000
401	07	05	00	Ayudas por defunción a empleados	936.750	0	0	0	0	0	936.750
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.500.000	0	0	0	0	0	2.500.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	95.026.059	0	0	0	0	0	95.026.059
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	10.294.500	0	0	0	0	0	10.294.500
401	07	10	00	Dotación de uniformes a empleados	1.771.400	0	0	0	0	0	1.771.400
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	28.494.202	0	0	0	0	0	28.494.202
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	12.117.500	0	0	0	0	0	12.117.500
401	07	17	00	Capacitación y adiestramiento a obreros	160.000	0	0	0	0	0	160.000
401	07	18	00	Becas a obreros	3.760.000	0	0	0	0	0	3.760.000
401	07	19	00	Ayudas por matrimonio de obreros	57.250	0	0	0	0	0	57.250
401	07	20	00	Ayudas por nacimiento de hijos de obreros	56.000	0	0	0	0	0	56.000
401	07	21	00	Ayudas por defunción a obreros	89.250	0	0	0	0	0	89.250
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.231.200	0	0	0	0	0	2.231.200
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	13.479.079	0	0	0	0	0	13.479.079
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.773.000	0	0	0	0	0	2.773.000
401	07	26	00	Dotación de uniformes a obreros	8.414.000	0	0	0	0	0	8.414.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	3.877.435	0	0	0	0	0	3.877.435
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.910.000	0	0	0	0	0	1.910.000
401	07	33	00	Asistencia socio-económica al personal contratado	218.797	0	0	0	0	0	218.797
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	5.348	0	0	0	0	0	5.348
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	41.904	0	0	0	0	0	41.904
401	08	00	00	Prestaciones sociales e indemnizaciones	298.502.484	0	0	0	0	0	298.502.484
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	260.096.316	0	0	0	0	0	260.096.316
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	25.780.470	0	0	0	0	0	25.780.470
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	12.538.908	0	0	0	0	0	12.538.908
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	12.102	0	0	0	0	0	12.102
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	74.688	0	0	0	0	0	74.688
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	850.984	0	0	0	0	0	850.984
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	850.984	0	0	0	0	0	850.984

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**117.263.258**	**0**	**0**	**0**	**0**	**0**	**117.263.258**
402	01	00	00	Productos alimenticios y agropecuarios	12.455.552	0	0	0	0	0	12.455.552
402	01	01	00	Alimentos y bebidas para personas	12.155.552	0	0	0	0	0	12.155.552
402	01	02	00	Alimentos para animales	300.000	0	0	0	0	0	300.000
402	02	00	00	Productos de minas, canteras y yacimientos	285.959	0	0	0	0	0	285.959
402	02	05	00	Piedra, arcilla, arena y tierra	285.959	0	0	0	0	0	285.959
402	03	00	00	Textiles y vestuarios	22.964.903	0	0	0	0	0	22.964.903
402	03	01	00	Textiles	480.949	0	0	0	0	0	480.949
402	03	02	00	Prendas de vestir	17.495.105	0	0	0	0	0	17.495.105
402	03	03	00	Calzados	4.987.349	0	0	0	0	0	4.987.349
402	03	99	00	Otros productos textiles y vestuarios	1.500	0	0	0	0	0	1.500
402	04	00	00	Productos de cuero y caucho	4.235.423	0	0	0	0	0	4.235.423
402	04	02	00	Productos de cuero y sucedáneos del cuero	200.000	0	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	4.035.423	0	0	0	0	0	4.035.423
402	05	00	00	Productos de papel, cartón e impresos	6.323.371	0	0	0	0	0	6.323.371
402	05	01	00	Pulpa de madera, papel y cartón	1.454.307	0	0	0	0	0	1.454.307
402	05	02	00	Envases y cajas de papel y cartón	217.715	0	0	0	0	0	217.715
402	05	03	00	Productos de papel y cartón para oficina	4.169.833	0	0	0	0	0	4.169.833
402	05	04	00	Libros, revistas y periódicos	103.849	0	0	0	0	0	103.849
402	05	05	00	Material de enseñanza	56.815	0	0	0	0	0	56.815
402	05	06	00	Productos de papel y cartón para computación	162.000	0	0	0	0	0	162.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	158.852	0	0	0	0	0	158.852
402	06	00	00	Productos químicos y derivados	14.394.557	0	0	0	0	0	14.394.557
402	06	01	00	Sustancias químicas y de uso industrial	2.818.297	0	0	0	0	0	2.818.297
402	06	02	00	Abonos, plaguicidas y otros	82.960	0	0	0	0	0	82.960
402	06	03	00	Tintas, pinturas y colorantes	2.921.245	0	0	0	0	0	2.921.245
402	06	04	00	Productos farmacéuticos y medicamentos	2.145.455	0	0	0	0	0	2.145.455
402	06	05	00	Productos de tocador	4.800	0	0	0	0	0	4.800
402	06	06	00	Combustibles y lubricantes	3.355.983	0	0	0	0	0	3.355.983
402	06	08	00	Productos plásticos	3.065.817	0	0	0	0	0	3.065.817
402	07	00	00	Productos minerales no metálicos	943.821	0	0	0	0	0	943.821

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	02	00	Vidrios y productos de vidrio	635.028	0	0	0	0	0	635.028
402	07	03	00	Productos de arcilla para construcción	54.800	0	0	0	0	0	54.800
402	07	04	00	Cemento, cal y yeso	217.993	0	0	0	0	0	217.993
402	07	99	00	Otros productos minerales no metálicos	36.000	0	0	0	0	0	36.000
402	08	00	00	Productos metálicos	28.800.490	0	0	0	0	0	28.800.490
402	08	01	00	Productos primarios de hierro y acero	85.149	0	0	0	0	0	85.149
402	08	02	00	Productos de metales no ferrosos	8.340	0	0	0	0	0	8.340
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.222.401	0	0	0	0	0	1.222.401
402	08	04	00	Productos metálicos estructurales	297.740	0	0	0	0	0	297.740
402	08	05	00	Materiales de orden público, seguridad y defensa	24.083.185	0	0	0	0	0	24.083.185
402	08	07	00	Material de señalamiento	8.506	0	0	0	0	0	8.506
402	08	08	00	Material de educación	12.566	0	0	0	0	0	12.566
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.888.871	0	0	0	0	0	2.888.871
402	08	10	00	Repuestos y accesorios para otros equipos	189.266	0	0	0	0	0	189.266
402	08	99	00	Otros productos metálicos	4.466	0	0	0	0	0	4.466
402	09	00	00	Productos de madera	284.980	0	0	0	0	0	284.980
402	09	01	00	Productos primarios de madera	209.980	0	0	0	0	0	209.980
402	09	02	00	Muebles y accesorios de madera para edificaciones	50.000	0	0	0	0	0	50.000
402	09	99	00	Otros productos de madera	25.000	0	0	0	0	0	25.000
402	10	00	00	Productos varios y útiles diversos	20.757.067	0	0	0	0	0	20.757.067
402	10	01	00	Artículos de deporte, recreación y juguetes	843.056	0	0	0	0	0	843.056
402	10	02	00	Materiales y útiles de limpieza y aseo	2.464.145	0	0	0	0	0	2.464.145
402	10	03	00	Utensilios de cocina y comedor	283.689	0	0	0	0	0	283.689
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.505.601	0	0	0	0	0	2.505.601
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.120.920	0	0	0	0	0	2.120.920
402	10	06	00	Condecoraciones, ofrendas y similares	960.433	0	0	0	0	0	960.433
402	10	07	00	Productos de seguridad en el trabajo	1.177.570	0	0	0	0	0	1.177.570
402	10	08	00	Materiales para equipos de computación	7.951.548	0	0	0	0	0	7.951.548
402	10	09	00	Especies timbradas y valores	15.000	0	0	0	0	0	15.000
402	10	11	00	Materiales eléctricos	1.349.994	0	0	0	0	0	1.349.994
402	10	12	00	Materiales para instalaciones sanitarias	697.191	0	0	0	0	0	697.191

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	13	00	Materiales fotográficos	265.920	0	0	0	0	0	265.920
402	10	99	00	Otros productos y útiles diversos	122.000	0	0	0	0	0	122.000
402	99	00	00	Otros materiales y suministros	5.817.135	0	0	0	0	0	5.817.135
402	99	01	00	Otros materiales y suministros	5.817.135	0	0	0	0	0	5.817.135
403	**00**	**00**	**00**	**Servicios no personales**	**201.749.473**	**0**	**0**	**0**	**0**	**0**	**201.749.473**
403	01	00	00	Alquileres de inmuebles	1.707.590	0	0	0	0	0	1.707.590
403	01	01	00	Alquileres de edificios y locales	1.707.590	0	0	0	0	0	1.707.590
403	02	00	00	Alquileres de maquinaria y equipos	3.950.000	0	0	0	0	0	3.950.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.950.000	0	0	0	0	0	3.950.000
403	03	00	00	Derechos sobre bienes intangibles	15.683	0	0	0	0	0	15.683
403	03	03	00	Paquetes y programas de computación	15.683	0	0	0	0	0	15.683
403	04	00	00	Servicios básicos	37.008.796	0	0	0	0	0	37.008.796
403	04	01	00	Electricidad	7.312.312	0	0	0	0	0	7.312.312
403	04	02	00	Gas	35.800	0	0	0	0	0	35.800
403	04	03	00	Agua	7.198.100	0	0	0	0	0	7.198.100
403	04	04	00	Teléfonos	19.699.508	0	0	0	0	0	19.699.508
403	04	05	00	Servicio de comunicaciones	1.537.308	0	0	0	0	0	1.537.308
403	04	06	00	Servicio de aseo urbano y domiciliario	731.440	0	0	0	0	0	731.440
403	04	07	00	Servicio de condominio	494.328	0	0	0	0	0	494.328
403	06	00	00	Servicios de transporte y almacenaje	905.935	0	0	0	0	0	905.935
403	06	01	00	Fletes y embalajes	135.300	0	0	0	0	0	135.300
403	06	02	00	Almacenaje	600.000	0	0	0	0	0	600.000
403	06	03	00	Estacionamiento	60.500	0	0	0	0	0	60.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	110.135	0	0	0	0	0	110.135
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.663.391	0	0	0	0	0	3.663.391
403	07	01	00	Publicidad y propaganda	398.666	0	0	0	0	0	398.666
403	07	02	00	Imprenta y reproducción	2.019.930	0	0	0	0	0	2.019.930
403	07	03	00	Relaciones sociales	411.325	0	0	0	0	0	411.325
403	07	04	00	Avisos	833.470	0	0	0	0	0	833.470
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	16.810.640	0	0	0	0	0	16.810.640
403	08	01	00	Primas y gastos de seguros	16.442.456	0	0	0	0	0	16.442.456

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	02	00	Comisiones y gastos bancarios	368.004	0	0	0	0	0	368.004
403	08	03	00	Comisiones y gastos de adquisición de seguros	180	0	0	0	0	0	180
403	09	00	00	Viáticos y pasajes	9.037.610	0	0	0	0	0	9.037.610
403	09	01	00	Viáticos y pasajes dentro del país	5.676.114	0	0	0	0	0	5.676.114
403	09	02	00	Viáticos y pasajes fuera del país	3.361.496	0	0	0	0	0	3.361.496
403	10	00	00	Servicios profesionales y técnicos	26.187.572	0	0	0	0	0	26.187.572
403	10	02	00	Servicios de contabilidad y auditoría	60.454	0	0	0	0	0	60.454
403	10	03	00	Servicios de procesamiento de datos	11.561.314	0	0	0	0	0	11.561.314
403	10	07	00	Servicios de capacitación y adiestramiento	11.120.437	0	0	0	0	0	11.120.437
403	10	09	00	Servicios de lavandería y tintorería	17.000	0	0	0	0	0	17.000
403	10	10	00	Servicios de vigilancia	95.549	0	0	0	0	0	95.549
403	10	11	00	Servicios para la elaboración y suministro de comida	955.000	0	0	0	0	0	955.000
403	10	99	00	Otros servicios profesionales y técnicos	2.377.818	0	0	0	0	0	2.377.818
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	17.427.906	0	0	0	0	0	17.427.906
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	88.450	0	0	0	0	0	88.450
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.256.845	0	0	0	0	0	8.256.845
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.040.000	0	0	0	0	0	2.040.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	295.000	0	0	0	0	0	295.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	3.031.000	0	0	0	0	0	3.031.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	480.000	0	0	0	0	0	480.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.871.611	0	0	0	0	0	2.871.611
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	365.000	0	0	0	0	0	365.000
403	12	00	00	Conservación y reparaciones menores de obras	11.230.057	0	0	0	0	0	11.230.057
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	11.230.057	0	0	0	0	0	11.230.057
403	15	00	00	Servicios fiscales	198.652	0	0	0	0	0	198.652
403	15	01	00	Derechos de importación y servicios aduaneros	13.680	0	0	0	0	0	13.680
403	15	02	00	Tasas y otros derechos obligatorios	184.972	0	0	0	0	0	184.972
403	16	00	00	Servicios de diversión, esparcimiento y culturales	9.651.705	0	0	0	0	0	9.651.705
403	16	01	00	Servicios de diversión, esparcimiento y culturales	9.651.705	0	0	0	0	0	9.651.705
403	18	00	00	Impuestos indirectos	39.812.113	0	0	0	0	0	39.812.113

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	39.402.113	0	0	0	0	0	39.402.113
403	18	99	00	Otros impuestos indirectos	410.000	0	0	0	0	0	410.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	12.734.827	0	0	0	0	0	12.734.827
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	12.734.827	0	0	0	0	0	12.734.827
403	99	00	00	Otros servicios no personales	11.406.996	0	0	0	0	0	11.406.996
403	99	01	00	Otros servicios no personales	11.406.996	0	0	0	0	0	11.406.996
404	**00**	**00**	**00**	**Activos reales**	**90.176.347**	**0**	**0**	**0**	**0**	**0**	**90.176.347**
404	01	00	00	Repuestos y reparaciones mayores	3.946.836	0	0	0	0	0	3.946.836
404	01	01	00	Repuestos mayores	2.823.699	0	0	0	0	0	2.823.699
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.108.199	0	0	0	0	0	2.108.199
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
404	01	01	06	Repuestos mayores para equipos y armamentos de orden público, seguridad y defensa	50.000	0	0	0	0	0	50.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	501.500	0	0	0	0	0	501.500
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	104.000	0	0	0	0	0	104.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.123.137	0	0	0	0	0	1.123.137
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	741.350	0	0	0	0	0	741.350
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	1.350	0	0	0	0	0	1.350
404	01	02	05	Reparaciones mayores de equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	0	20.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	210.437	0	0	0	0	0	210.437
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	150.000	0	0	0	0	0	150.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	4.165.353	0	0	0	0	0	4.165.353
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	4.165.353	0	0	0	0	0	4.165.353
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.156.699	0	0	0	0	0	1.156.699
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	54.779	0	0	0	0	0	54.779
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.076.920	0	0	0	0	0	1.076.920
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	25.000	0	0	0	0	0	25.000
404	04	00	00	Equipos de transporte, tracción y elevación	19.204.775	0	0	0	0	0	19.204.775
404	04	01	00	Vehículos automotores terrestres	16.004.775	0	0	0	0	0	16.004.775
404	04	99	00	Otros equipos de transporte, tracción y elevación	3.200.000	0	0	0	0	0	3.200.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.645.990	0	0	0	0	0	7.645.990
404	05	01	00	Equipos de telecomunicaciones	7.595.990	0	0	0	0	0	7.595.990
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	299.147	0	0	0	0	0	299.147
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	299.147	0	0	0	0	0	299.147
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.872.950	0	0	0	0	0	5.872.950
404	07	01	00	Equipos científicos y de laboratorio	5.251.500	0	0	0	0	0	5.251.500
404	07	02	00	Equipos de enseñanza, deporte y recreación	573.545	0	0	0	0	0	573.545
404	07	03	00	Obras de arte	40.000	0	0	0	0	0	40.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	7.905	0	0	0	0	0	7.905
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	31.141.551	0	0	0	0	0	31.141.551
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	31.095.551	0	0	0	0	0	31.095.551
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	46.000	0	0	0	0	0	46.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.907.160	0	0	0	0	0	13.907.160
404	09	01	00	Mobiliario y equipos de oficina	6.010.775	0	0	0	0	0	6.010.775
404	09	02	00	Equipos de computación	5.785.915	0	0	0	0	0	5.785.915
404	09	03	00	Mobiliario y equipos de alojamiento	2.110.470	0	0	0	0	0	2.110.470
404	11	00	00	Inmuebles, maquinaria y equipos usados	141.900	0	0	0	0	0	141.900
404	11	05	00	Adquisición de maquinaria y equipos usados	141.900	0	0	0	0	0	141.900
404	11	05	01	Maquinaria y demás equipos de construcción, campo, industria y taller	141.900	0	0	0	0	0	141.900
404	12	00	00	Activos intangibles	2.034.901	0	0	0	0	0	2.034.901
404	12	04	00	Paquetes y programas de computación	1.934.901	0	0	0	0	0	1.934.901
404	12	05	00	Estudios y proyectos	100.000	0	0	0	0	0	100.000
404	99	00	00	Otros activos reales	659.085	0	0	0	0	0	659.085
404	99	01	00	Otros activos reales	659.085	0	0	0	0	0	659.085
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**118.516.237**	**0**	**0**	**0**	**0**	**0**	**118.516.237**
406	01	00	00	Gastos de defensa y seguridad del Estado	118.516.237	0	0	0	0	0	118.516.237
406	01	01	00	Gastos de defensa y seguridad del Estado	118.516.237	0	0	0	0	0	118.516.237
407	**00**	**00**	**00**	**Transferencias y donaciones**	**61.691.028.150**	**0**	**0**	**0**	**0**	**0**	**61.691.028.150**
407	01	00	00	Transferencias y donaciones corrientes internas	1.456.598.541	0	0	0	0	0	1.456.598.541
407	01	01	00	Transferencias corrientes internas al sector privado	194.932.048	0	0	0	0	0	194.932.048

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	01	Pensiones del personal empleado, obrero y militar	56.189.071	0	0	0	0	0	56.189.071
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	119.723.591	0	0	0	0	0	119.723.591
407	01	01	05	Becas de perfeccionamiento profesional en el país	58.800	0	0	0	0	0	58.800
407	01	01	06	Becas para estudios en el extranjero	94.600	0	0	0	0	0	94.600
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.015.365	0	0	0	0	0	1.015.365
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.475.021	0	0	0	0	0	2.475.021
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.896.800	0	0	0	0	0	1.896.800
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.199.958	0	0	0	0	0	2.199.958
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	7.074.941	0	0	0	0	0	7.074.941
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	4.051.401	0	0	0	0	0	4.051.401
407	01	01	76	Subsidios a entidades religiosas	130.000	0	0	0	0	0	130.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	22.500	0	0	0	0	0	22.500
407	01	02	00	Donaciones corrientes internas al sector privado	32.696.557	0	0	0	0	0	32.696.557
407	01	02	01	Donaciones corrientes a personas	32.696.557	0	0	0	0	0	32.696.557
407	01	03	00	Transferencias corrientes internas al sector público	1.228.969.936	0	0	0	0	0	1.228.969.936
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.016.749.761	0	0	0	0	0	1.016.749.761
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	112.220.175	0	0	0	0	0	112.220.175
407	01	03	10	Transferencias corrientes al Poder Estadal	100.000.000	0	0	0	0	0	100.000.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	500.000	0	0	0	0	0	500.000
407	02	01	00	Transferencias corrientes al exterior	500.000	0	0	0	0	0	500.000
407	02	01	04	Transferencias corrientes a organismos internacionales	500.000	0	0	0	0	0	500.000
407	05	00	00	Situado	60.183.929.609	0	0	0	0	0	60.183.929.609
407	05	01	00	Situado Constitucional	60.183.929.609	0	0	0	0	0	60.183.929.609
407	05	01	01	Situado Estadal	48.147.143.687	0	0	0	0	0	48.147.143.687
407	05	01	02	Situado Municipal	12.036.785.922	0	0	0	0	0	12.036.785.922
407	07	00	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000
407	07	01	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**19.520.339**	**0**	**0**	**0**	**0**	**0**	**19.520.339**
411	11	00	00	Obligaciones de ejercicios anteriores	19.520.339	0	0	0	0	0	19.520.339
411	11	04	00	Compromisos pendientes de ejercicios anteriores	18.030.000	0	0	0	0	0	18.030.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del	1.490.339	0	0	0	0	0	1.490.339

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Trabajo, los Trabajadores y las Trabajadoras							
				Totales	**65.310.929.609**	**0**	**0**	**0**	**0**	**0**	**65.310.929.609**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE ORGANIZACIÓN, COORDINACIÓN Y PRESTACIÓN DE SERVICIOS EN PREVENCIÓN Y ATENCIÓN DE LOS DESASTRES.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA

META: 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.379.988**	**0**	**0**	**0**	**0**	**0**	**13.379.988**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.042.771	0	0	0	0	0	6.042.771
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	865.211	0	0	0	0	0	865.211
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	51.792	0	0	0	0	0	51.792
401	01	18	00	Remuneraciones al personal contratado	5.022.768	0	0	0	0	0	5.022.768
401	01	99	00	Otras retribuciones	103.000	0	0	0	0	0	103.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	838.301	0	0	0	0	0	838.301
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	791.918	0	0	0	0	0	791.918
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	46.383	0	0	0	0	0	46.383
401	03	00	00	Primas	662.107	0	0	0	0	0	662.107
401	03	02	00	Primas de transporte a empleados	87.000	0	0	0	0	0	87.000
401	03	03	00	Primas por hogar a empleados	145.000	0	0	0	0	0	145.000
401	03	04	00	Primas por hijos a empleados	100.000	0	0	0	0	0	100.000
401	03	08	00	Primas de profesionalización a empleados	36.022	0	0	0	0	0	36.022
401	03	09	00	Primas por antigüedad a empleados	164.882	0	0	0	0	0	164.882
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	96.283	0	0	0	0	0	96.283
401	03	17	00	Primas de transporte a obreros	6.000	0	0	0	0	0	6.000
401	03	18	00	Primas por hogar a obreros	10.000	0	0	0	0	0	10.000
401	03	19	00	Primas por hijos de obreros	10.000	0	0	0	0	0	10.000
401	03	21	00	Primas por antigüedad a obreros	6.920	0	0	0	0	0	6.920
401	04	00	00	Complementos de sueldos y salarios	2.632.500	0	0	0	0	0	2.632.500
401	04	08	00	Bono compensatorio de alimentación a empleados	445.500	0	0	0	0	0	445.500
401	04	18	00	Bono compensatorio de alimentación a obreros	27.000	0	0	0	0	0	27.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.160.000	0	0	0	0	0	2.160.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	477.116	0	0	0	0	0	477.116
401	05	03	00	Bono vacacional a empleados	215.067	0	0	0	0	0	215.067
401	05	06	00	Bono vacacional a obreros	15.297	0	0	0	0	0	15.297
401	05	08	00	Bono vacacional al personal contratado	246.752	0	0	0	0	0	246.752

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE ORGANIZACIÓN, COORDINACIÓN Y PRESTACIÓN DE SERVICIOS EN PREVENCIÓN Y ATENCIÓN DE LOS DESASTRES.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA

META: 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	1.014.908	0	0	0	0	0	1.014.908
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	230.622	0	0	0	0	0	230.622
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	62.893	0	0	0	0	0	62.893
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	41.931	0	0	0	0	0	41.931
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	41.931	0	0	0	0	0	41.931
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	12.620	0	0	0	0	0	12.620
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.441	0	0	0	0	0	3.441
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.294	0	0	0	0	0	2.294
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.294	0	0	0	0	0	2.294
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	452.380	0	0	0	0	0	452.380
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	82.251	0	0	0	0	0	82.251
401	06	95	00	Otros aportes legales por personal contratado	82.251	0	0	0	0	0	82.251
401	07	00	00	Asistencia socio-económica	331.694	0	0	0	0	0	331.694
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	314.485	0	0	0	0	0	314.485
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	17.209	0	0	0	0	0	17.209
401	08	00	00	Prestaciones sociales e indemnizaciones	1.380.591	0	0	0	0	0	1.380.591
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	625.841	0	0	0	0	0	625.841
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	35.055	0	0	0	0	0	35.055
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	719.695	0	0	0	0	0	719.695
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**1.791.378**	**0**	**0**	**0**	**0**	**0**	**1.791.378**
402	01	00	00	Productos alimenticios y agropecuarios	449.853	0	0	0	0	0	449.853
402	01	01	00	Alimentos y bebidas para personas	449.853	0	0	0	0	0	449.853
402	03	00	00	Textiles y vestuarios	271.980	0	0	0	0	0	271.980
402	03	02	00	Prendas de vestir	179.700	0	0	0	0	0	179.700
402	03	03	00	Calzados	92.280	0	0	0	0	0	92.280
402	04	00	00	Productos de cuero y caucho	75.350	0	0	0	0	0	75.350
402	04	03	00	Cauchos y tripas para vehículos	75.350	0	0	0	0	0	75.350
402	05	00	00	Productos de papel, cartón e impresos	87.512	0	0	0	0	0	87.512

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE ORGANIZACIÓN, COORDINACIÓN Y PRESTACIÓN DE SERVICIOS EN PREVENCIÓN Y ATENCIÓN DE LOS DESASTRES.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA

META: 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	16.700	0	0	0	0	0	16.700
402	05	03	00	Productos de papel y cartón para oficina	41.000	0	0	0	0	0	41.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	29.812	0	0	0	0	0	29.812
402	06	00	00	Productos quimicos y derivados	44.208	0	0	0	0	0	44.208
402	06	06	00	Combustibles y lubricantes	36.208	0	0	0	0	0	36.208
402	06	08	00	Productos plásticos	8.000	0	0	0	0	0	8.000
402	07	00	00	Productos minerales no metálicos	25.000	0	0	0	0	0	25.000
402	07	02	00	Vidrios y productos de vidrio	25.000	0	0	0	0	0	25.000
402	08	00	00	Productos metálicos	141.935	0	0	0	0	0	141.935
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	18.085	0	0	0	0	0	18.085
402	08	09	00	Repuestos y accesorios para equipos de transporte	123.850	0	0	0	0	0	123.850
402	10	00	00	Productos varios y útiles diversos	654.540	0	0	0	0	0	654.540
402	10	01	00	Artículos de deporte, recreación y juguetes	6.000	0	0	0	0	0	6.000
402	10	02	00	Materiales y útiles de limpieza y aseo	25.040	0	0	0	0	0	25.040
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.200	0	0	0	0	0	2.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	37.300	0	0	0	0	0	37.300
402	10	07	00	Productos de seguridad en el trabajo	441.500	0	0	0	0	0	441.500
402	10	08	00	Materiales para equipos de computación	86.500	0	0	0	0	0	86.500
402	10	11	00	Materiales eléctricos	29.000	0	0	0	0	0	29.000
402	10	12	00	Materiales para instalaciones sanitarias	27.000	0	0	0	0	0	27.000
402	99	00	00	Otros materiales y suministros	41.000	0	0	0	0	0	41.000
402	99	01	00	Otros materiales y suministros	41.000	0	0	0	0	0	41.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.122.595**	**0**	**0**	**0**	**0**	**0**	**1.122.595**
403	04	00	00	Servicios básicos	57.781	0	0	0	0	0	57.781
403	04	05	00	Servicio de comunicaciones	57.781	0	0	0	0	0	57.781
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.500	0	0	0	0	0	17.500
403	07	02	00	Imprenta y reproducción	17.500	0	0	0	0	0	17.500
403	09	00	00	Viáticos y pasajes	111.080	0	0	0	0	0	111.080
403	09	01	00	Viáticos y pasajes dentro del país	71.080	0	0	0	0	0	71.080

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE ORGANIZACIÓN, COORDINACIÓN Y PRESTACIÓN DE SERVICIOS EN PREVENCIÓN Y ATENCIÓN DE LOS DESASTRES.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA

META: 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	40.000	0	0	0	0	0	40.000
403	10	00	00	Servicios profesionales y técnicos	161.919	0	0	0	0	0	161.919
403	10	07	00	Servicios de capacitación y adiestramiento	66.370	0	0	0	0	0	66.370
403	10	10	00	Servicios de vigilancia	95.549	0	0	0	0	0	95.549
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	183.276	0	0	0	0	0	183.276
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	99.287	0	0	0	0	0	99.287
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	83.989	0	0	0	0	0	83.989
403	18	00	00	Impuestos indirectos	444.462	0	0	0	0	0	444.462
403	18	01	00	Impuesto al valor agregado	444.462	0	0	0	0	0	444.462
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	99.615	0	0	0	0	0	99.615
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	99.615	0	0	0	0	0	99.615
403	99	00	00	Otros servicios no personales	46.962	0	0	0	0	0	46.962
403	99	01	00	Otros servicios no personales	46.962	0	0	0	0	0	46.962
404	**00**	**00**	**00**	**Activos reales**	**1.547.286**	**0**	**0**	**0**	**0**	**0**	**1.547.286**
404	01	00	00	Repuestos y reparaciones mayores	917.286	0	0	0	0	0	917.286
404	01	01	00	Repuestos mayores	838.199	0	0	0	0	0	838.199
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	838.199	0	0	0	0	0	838.199
404	01	02	00	Reparaciones mayores de maquinaria y equipos	79.087	0	0	0	0	0	79.087
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	79.087	0	0	0	0	0	79.087
404	04	00	00	Equipos de transporte, tracción y elevación	600.000	0	0	0	0	0	600.000
404	04	01	00	Vehículos automotores terrestres	600.000	0	0	0	0	0	600.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	09	02	00	Equipos de computación	30.000	0	0	0	0	0	30.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**153.615**	**0**	**0**	**0**	**0**	**0**	**153.615**
407	01	00	00	Transferencias y donaciones corrientes internas	153.615	0	0	0	0	0	153.615
407	01	02	00	Donaciones corrientes internas al sector privado	153.615	0	0	0	0	0	153.615
407	01	02	01	Donaciones corrientes a personas	153.615	0	0	0	0	0	153.615
				Totales	**17.994.862**	**0**	**0**	**0**	**0**	**0**	**17.994.862**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE ORGANIZACIÓN, COORDINACIÓN Y PRESTACIÓN DE SERVICIOS EN PREVENCIÓN Y ATENCIÓN DE LOS DESASTRES.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA

META: 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE ORGANIZACIÓN, COORDINACIÓN Y PRESTACIÓN DE SERVICIOS EN PREVENCIÓN Y ATENCIÓN DE LOS DESASTRES.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260057007 PROMOCIONAR Y CONFORMAR DIRECCIONES MUNICIPALES DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

UNIDAD DE MEDIDA: OFICINA **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**249.580**	**0**	**0**	**0**	**0**	**0**	**249.580**
402	01	00	00	Productos alimenticios y agropecuarios	93.580	0	0	0	0	0	93.580
402	01	01	00	Alimentos y bebidas para personas	93.580	0	0	0	0	0	93.580
402	04	00	00	Productos de cuero y caucho	34.000	0	0	0	0	0	34.000
402	04	03	00	Cauchos y tripas para vehículos	34.000	0	0	0	0	0	34.000
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	0	10.000
402	05	01	00	Pulpa de madera, papel y cartón	4.000	0	0	0	0	0	4.000
402	05	03	00	Productos de papel y cartón para oficina	6.000	0	0	0	0	0	6.000
402	07	00	00	Productos minerales no metálicos	25.000	0	0	0	0	0	25.000
402	07	02	00	Vidrios y productos de vidrio	25.000	0	0	0	0	0	25.000
402	08	00	00	Productos metálicos	37.000	0	0	0	0	0	37.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	37.000	0	0	0	0	0	37.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**149.986**	**0**	**0**	**0**	**0**	**0**	**149.986**
403	09	00	00	Viáticos y pasajes	26.080	0	0	0	0	0	26.080
403	09	01	00	Viáticos y pasajes dentro del país	26.080	0	0	0	0	0	26.080
403	10	00	00	Servicios profesionales y técnicos	36.120	0	0	0	0	0	36.120
403	10	07	00	Servicios de capacitación y adiestramiento	36.120	0	0	0	0	0	36.120
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	40.824	0	0	0	0	0	40.824
403	18	01	00	Impuesto al valor agregado	40.824	0	0	0	0	0	40.824

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE ORGANIZACIÓN, COORDINACIÓN Y PRESTACIÓN DE SERVICIOS EN PREVENCIÓN Y ATENCIÓN DE LOS DESASTRES.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260057007 PROMOCIONAR Y CONFORMAR DIRECCIONES MUNICIPALES DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

UNIDAD DE MEDIDA: OFICINA **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	16.962	0	0	0	0	0	16.962
403	99	01	00	Otros servicios no personales	16.962	0	0	0	0	0	16.962
				Totales	**399.566**	**0**	**0**	**0**	**0**	**0**	**399.566**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE ORGANIZACIÓN, COORDINACIÓN Y PRESTACIÓN DE SERVICIOS EN PREVENCIÓN Y ATENCIÓN DE LOS DESASTRES.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260057008 DOTAR A LOS ORGANISMOS INTEGRANTES DE LA ORGANIZACIÓN DE PROTECCION CIVIL Y ADMINISTRACIÓN DE DESASTRES (DIRECCIONES ESTADALES Y MUNICIPALES, CUERPOS DE BOMBEROS Y ORGANIZACIONES VOLUNTARIAS)

UNIDAD DE MEDIDA: ORGANIZACIÓN **META:** 129

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**690.700**	**0**	**0**	**0**	**0**	**0**	**690.700**
402	01	00	00	Productos alimenticios y agropecuarios	139.700	0	0	0	0	0	139.700
402	01	01	00	Alimentos y bebidas para personas	139.700	0	0	0	0	0	139.700
402	03	00	00	Textiles y vestuarios	38.280	0	0	0	0	0	38.280
402	03	02	00	Prendas de vestir	30.000	0	0	0	0	0	30.000
402	03	03	00	Calzados	8.280	0	0	0	0	0	8.280
402	05	00	00	Productos de papel, cartón e impresos	23.412	0	0	0	0	0	23.412
402	05	01	00	Pulpa de madera, papel y cartón	4.000	0	0	0	0	0	4.000
402	05	03	00	Productos de papel y cartón para oficina	13.000	0	0	0	0	0	13.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.412	0	0	0	0	0	6.412
402	06	00	00	Productos químicos y derivados	12.208	0	0	0	0	0	12.208
402	06	06	00	Combustibles y lubricantes	9.208	0	0	0	0	0	9.208
402	06	08	00	Productos plásticos	3.000	0	0	0	0	0	3.000
402	08	00	00	Productos metálicos	60.600	0	0	0	0	0	60.600
402	08	09	00	Repuestos y accesorios para equipos de transporte	60.600	0	0	0	0	0	60.600
402	10	00	00	Productos varios y útiles diversos	416.500	0	0	0	0	0	416.500
402	10	07	00	Productos de seguridad en el trabajo	416.500	0	0	0	0	0	416.500
403	**00**	**00**	**00**	**Servicios no personales**	**389.300**	**0**	**0**	**0**	**0**	**0**	**389.300**
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.500	0	0	0	0	0	17.500
403	07	02	00	Imprenta y reproducción	17.500	0	0	0	0	0	17.500
403	09	00	00	Viáticos y pasajes	15.000	0	0	0	0	0	15.000
403	09	01	00	Viáticos y pasajes dentro del país	15.000	0	0	0	0	0	15.000
403	10	00	00	Servicios profesionales y técnicos	20.250	0	0	0	0	0	20.250
403	10	07	00	Servicios de capacitación y adiestramiento	20.250	0	0	0	0	0	20.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE ORGANIZACIÓN, COORDINACIÓN Y PRESTACIÓN DE SERVICIOS EN PREVENCIÓN Y ATENCIÓN DE LOS DESASTRES.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260057008 DOTAR A LOS ORGANISMOS INTEGRANTES DE LA ORGANIZACIÓN DE PROTECCION CIVIL Y ADMINISTRACIÓN DE DESASTRES (DIRECCIONES ESTADALES Y MUNICIPALES, CUERPOS DE BOMBEROS Y ORGANIZACIONES VOLUNTARIAS)

UNIDAD DE MEDIDA: ORGANIZACIÓN **META:** 129

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	58.000	0	0	0	0	0	58.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	45.000	0	0	0	0	0	45.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	13.000	0	0	0	0	0	13.000
403	18	00	00	Impuestos indirectos	248.550	0	0	0	0	0	248.550
403	18	01	00	Impuesto al valor agregado	248.550	0	0	0	0	0	248.550
403	99	00	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000
403	99	01	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000
404	**00**	**00**	**00**	**Activos reales**	**1.140.500**	**0**	**0**	**0**	**0**	**0**	**1.140.500**
404	01	00	00	Repuestos y reparaciones mayores	510.500	0	0	0	0	0	510.500
404	01	01	00	Repuestos mayores	460.000	0	0	0	0	0	460.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	460.000	0	0	0	0	0	460.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	50.500	0	0	0	0	0	50.500
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	50.500	0	0	0	0	0	50.500
404	04	00	00	Equipos de transporte, tracción y elevación	600.000	0	0	0	0	0	600.000
404	04	01	00	Vehículos automotores terrestres	600.000	0	0	0	0	0	600.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	09	02	00	Equipos de computación	30.000	0	0	0	0	0	30.000
				Totales	**2.220.500**	**0**	**0**	**0**	**0**	**0**	**2.220.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE ORGANIZACIÓN, COORDINACIÓN Y PRESTACIÓN DE SERVICIOS EN PREVENCIÓN Y ATENCIÓN DE LOS DESASTRES.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260057011 IMPLEMENTAR POLITICAS Y ESTRATEGIAS DE PROTECCIÓN CIVIL A LA CIUDADANÍA

UNIDAD DE MEDIDA: POLITICA Y/O PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.379.988**	**0**	**0**	**0**	**0**	**0**	**13.379.988**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.042.771	0	0	0	0	0	6.042.771
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	865.211	0	0	0	0	0	865.211
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	51.792	0	0	0	0	0	51.792
401	01	18	00	Remuneraciones al personal contratado	5.022.768	0	0	0	0	0	5.022.768
401	01	99	00	Otras retribuciones	103.000	0	0	0	0	0	103.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	838.301	0	0	0	0	0	838.301
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	791.918	0	0	0	0	0	791.918
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	46.383	0	0	0	0	0	46.383
401	03	00	00	Primas	662.107	0	0	0	0	0	662.107
401	03	02	00	Primas de transporte a empleados	87.000	0	0	0	0	0	87.000
401	03	03	00	Primas por hogar a empleados	145.000	0	0	0	0	0	145.000
401	03	04	00	Primas por hijos a empleados	100.000	0	0	0	0	0	100.000
401	03	08	00	Primas de profesionalización a empleados	36.022	0	0	0	0	0	36.022
401	03	09	00	Primas por antigüedad a empleados	164.882	0	0	0	0	0	164.882
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	96.283	0	0	0	0	0	96.283
401	03	17	00	Primas de transporte a obreros	6.000	0	0	0	0	0	6.000
401	03	18	00	Primas por hogar a obreros	10.000	0	0	0	0	0	10.000
401	03	19	00	Primas por hijos de obreros	10.000	0	0	0	0	0	10.000
401	03	21	00	Primas por antigüedad a obreros	6.920	0	0	0	0	0	6.920
401	04	00	00	Complementos de sueldos y salarios	2.632.500	0	0	0	0	0	2.632.500
401	04	08	00	Bono compensatorio de alimentación a empleados	445.500	0	0	0	0	0	445.500
401	04	18	00	Bono compensatorio de alimentación a obreros	27.000	0	0	0	0	0	27.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE ORGANIZACIÓN, COORDINACIÓN Y PRESTACIÓN DE SERVICIOS EN PREVENCIÓN Y ATENCIÓN DE LOS DESASTRES.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260057011 IMPLEMENTAR POLITICAS Y ESTRATEGIAS DE PROTECCIÓN CIVIL A LA CIUDADANÍA

UNIDAD DE MEDIDA: POLITICA Y/O PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.160.000	0	0	0	0	0	2.160.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	477.116	0	0	0	0	0	477.116
401	05	03	00	Bono vacacional a empleados	215.067	0	0	0	0	0	215.067
401	05	06	00	Bono vacacional a obreros	15.297	0	0	0	0	0	15.297
401	05	08	00	Bono vacacional al personal contratado	246.752	0	0	0	0	0	246.752
401	06	00	00	Aportes patronales y legales	1.014.908	0	0	0	0	0	1.014.908
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	230.622	0	0	0	0	0	230.622
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	62.893	0	0	0	0	0	62.893
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	41.931	0	0	0	0	0	41.931
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	41.931	0	0	0	0	0	41.931
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	12.620	0	0	0	0	0	12.620
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.441	0	0	0	0	0	3.441
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.294	0	0	0	0	0	2.294
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.294	0	0	0	0	0	2.294
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	452.380	0	0	0	0	0	452.380
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	82.251	0	0	0	0	0	82.251
401	06	95	00	Otros aportes legales por personal contratado	82.251	0	0	0	0	0	82.251
401	07	00	00	Asistencia socio-económica	331.694	0	0	0	0	0	331.694
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	314.485	0	0	0	0	0	314.485
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	17.209	0	0	0	0	0	17.209
401	08	00	00	Prestaciones sociales e indemnizaciones	1.380.591	0	0	0	0	0	1.380.591
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	625.841	0	0	0	0	0	625.841
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	35.055	0	0	0	0	0	35.055

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE ORGANIZACIÓN, COORDINACIÓN Y PRESTACIÓN DE SERVICIOS EN PREVENCIÓN Y ATENCIÓN DE LOS DESASTRES.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260057011 IMPLEMENTAR POLITICAS Y ESTRATEGIAS DE PROTECCIÓN CIVIL A LA CIUDADANÍA

UNIDAD DE MEDIDA: POLITICA Y/O PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	719.695	0	0	0	0	0	719.695
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**851.098**	**0**	**0**	**0**	**0**	**0**	**851.098**
402	01	00	00	Productos alimenticios y agropecuarios	216.573	0	0	0	0	0	216.573
402	01	01	00	Alimentos y bebidas para personas	216.573	0	0	0	0	0	216.573
402	03	00	00	Textiles y vestuarios	233.700	0	0	0	0	0	233.700
402	03	02	00	Prendas de vestir	149.700	0	0	0	0	0	149.700
402	03	03	00	Calzados	84.000	0	0	0	0	0	84.000
402	04	00	00	Productos de cuero y caucho	41.350	0	0	0	0	0	41.350
402	04	03	00	Cauchos y tripas para vehículos	41.350	0	0	0	0	0	41.350
402	05	00	00	Productos de papel, cartón e impresos	54.100	0	0	0	0	0	54.100
402	05	01	00	Pulpa de madera, papel y cartón	8.700	0	0	0	0	0	8.700
402	05	03	00	Productos de papel y cartón para oficina	22.000	0	0	0	0	0	22.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	23.400	0	0	0	0	0	23.400
402	06	00	00	Productos químicos y derivados	32.000	0	0	0	0	0	32.000
402	06	06	00	Combustibles y lubricantes	27.000	0	0	0	0	0	27.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	44.335	0	0	0	0	0	44.335
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	18.085	0	0	0	0	0	18.085
402	08	09	00	Repuestos y accesorios para equipos de transporte	26.250	0	0	0	0	0	26.250
402	10	00	00	Productos varios y útiles diversos	188.040	0	0	0	0	0	188.040
402	10	01	00	Artículos de deporte, recreación y juguetes	6.000	0	0	0	0	0	6.000
402	10	02	00	Materiales y útiles de limpieza y aseo	25.040	0	0	0	0	0	25.040
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.200	0	0	0	0	0	2.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	37.300	0	0	0	0	0	37.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE ORGANIZACIÓN, COORDINACIÓN Y PRESTACIÓN DE SERVICIOS EN PREVENCIÓN Y ATENCIÓN DE LOS DESASTRES.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260057011 IMPLEMENTAR POLITICAS Y ESTRATEGIAS DE PROTECCIÓN CIVIL A LA CIUDADANÍA

UNIDAD DE MEDIDA: POLITICA Y/O PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	36.500	0	0	0	0	0	36.500
402	10	11	00	Materiales eléctricos	29.000	0	0	0	0	0	29.000
402	10	12	00	Materiales para instalaciones sanitarias	27.000	0	0	0	0	0	27.000
402	99	00	00	Otros materiales y suministros	41.000	0	0	0	0	0	41.000
402	99	01	00	Otros materiales y suministros	41.000	0	0	0	0	0	41.000
403	**00**	**00**	**00**	**Servicios no personales**	**583.309**	**0**	**0**	**0**	**0**	0	**583.309**
403	04	00	00	Servicios básicos	57.781	0	0	0	0	0	57.781
403	04	05	00	Servicio de comunicaciones	57.781	0	0	0	0	0	57.781
403	09	00	00	Viáticos y pasajes	70.000	0	0	0	0	0	70.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	09	02	00	Viáticos y pasajes fuera del país	40.000	0	0	0	0	0	40.000
403	10	00	00	Servicios profesionales y técnicos	105.549	0	0	0	0	0	105.549
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000
403	10	10	00	Servicios de vigilancia	95.549	0	0	0	0	0	95.549
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	95.276	0	0	0	0	0	95.276
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	54.287	0	0	0	0	0	54.287
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	40.989	0	0	0	0	0	40.989
403	18	00	00	Impuestos indirectos	155.088	0	0	0	0	0	155.088
403	18	01	00	Impuesto al valor agregado	155.088	0	0	0	0	0	155.088
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	99.615	0	0	0	0	0	99.615
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	99.615	0	0	0	0	0	99.615
404	**00**	**00**	**00**	**Activos reales**	**406.786**	**0**	**0**	**0**	**0**	0	**406.786**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE ORGANIZACIÓN, COORDINACIÓN Y PRESTACIÓN DE SERVICIOS EN PREVENCIÓN Y ATENCIÓN DE LOS DESASTRES.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260057011 IMPLEMENTAR POLITICAS Y ESTRATEGIAS DE PROTECCIÓN CIVIL A LA CIUDADANÍA

UNIDAD DE MEDIDA: POLITICA Y/O PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	406.786	0	0	0	0	0	406.786
404	01	01	00	Repuestos mayores	378.199	0	0	0	0	0	378.199
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	378.199	0	0	0	0	0	378.199
404	01	02	00	Reparaciones mayores de maquinaria y equipos	28.587	0	0	0	0	0	28.587
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	28.587	0	0	0	0	0	28.587
407	**00**	**00**	**00**	**Transferencias y donaciones**	**153.615**	**0**	**0**	**0**	**0**	0	**153.615**
407	01	00	00	Transferencias y donaciones corrientes internas	153.615	0	0	0	0	0	153.615
407	01	02	00	Donaciones corrientes internas al sector privado	153.615	0	0	0	0	0	153.615
407	01	02	01	Donaciones corrientes a personas	153.615	0	0	0	0	0	153.615
				Totales	**15.374.796**	**0**	**0**	**0**	**0**	0	**15.374.796**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117846 260113000 ARTICULACIÓN Y SEGUIMIENTO DE LOS ASUNTOS POLÍTICOS Y SOCIALES DEL EJECUTIVO NACIONAL

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO DE LAS POLÍTICAS, PLANES, ESTRATEGIAS, LINEAMIENTOS Y DIRECTRICES NACIONALES QUE PROMUEVAN LA ARTICULACIÓN DE LA GESTIÓN POLÍTICO SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE POLÍTICA INTERIOR Y SEGURIDAD JURÍDICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.206.023**	**0**	**0**	**0**	**0**	**0**	**1.206.023**
401	01	00	00	Sueldos, salarios y otras retribuciones	463.820	0	0	0	0	0	463.820
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	279.068	0	0	0	0	0	279.068
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	52.176	0	0	0	0	0	52.176
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	24.576	0	0	0	0	0	24.576
401	01	99	00	Otras retribuciones	108.000	0	0	0	0	0	108.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	559.771	0	0	0	0	0	559.771
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	509.982	0	0	0	0	0	509.982
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	49.789	0	0	0	0	0	49.789
401	03	00	00	Primas	74.314	0	0	0	0	0	74.314
401	03	02	00	Primas de transporte a empleados	7.200	0	0	0	0	0	7.200
401	03	03	00	Primas por hogar a empleados	11.000	0	0	0	0	0	11.000
401	03	04	00	Primas por hijos a empleados	7.600	0	0	0	0	0	7.600
401	03	08	00	Primas de profesionalización a empleados	4.088	0	0	0	0	0	4.088
401	03	09	00	Primas por antigüedad a empleados	14.134	0	0	0	0	0	14.134
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	20.017	0	0	0	0	0	20.017
401	03	17	00	Primas de transporte a obreros	1.200	0	0	0	0	0	1.200
401	03	18	00	Primas por hogar a obreros	2.000	0	0	0	0	0	2.000
401	03	19	00	Primas por hijos de obreros	2.400	0	0	0	0	0	2.400
401	03	21	00	Primas por antigüedad a obreros	1.384	0	0	0	0	0	1.384
401	03	95	00	Otras primas al personal de alto nivel y de dirección	3.291	0	0	0	0	0	3.291
401	04	00	00	Complementos de sueldos y salarios	37.800	0	0	0	0	0	37.800
401	04	08	00	Bono compensatorio de alimentación a empleados	29.700	0	0	0	0	0	29.700
401	04	18	00	Bono compensatorio de alimentación a obreros	5.400	0	0	0	0	0	5.400
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.700	0	0	0	0	0	2.700
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	20.724	0	0	0	0	0	20.724
401	05	03	00	Bono vacacional a empleados	18.060	0	0	0	0	0	18.060
401	05	06	00	Bono vacacional a obreros	2.664	0	0	0	0	0	2.664

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117846 260113000 ARTICULACIÓN Y SEGUIMIENTO DE LOS ASUNTOS POLÍTICOS Y SOCIALES DEL EJECUTIVO NACIONAL

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO DE LAS POLÍTICAS, PLANES, ESTRATEGIAS, LINEAMIENTOS Y DIRECTRICES NACIONALES QUE PROMUEVAN LA ARTICULACIÓN DE LA GESTIÓN POLÍTICO SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE POLÍTICA INTERIOR Y SEGURIDAD JURÍDICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	19.372	0	0	0	0	0	19.372
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.277	0	0	0	0	0	8.277
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.971	0	0	0	0	0	2.971
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.981	0	0	0	0	0	1.981
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.981	0	0	0	0	0	1.981
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.319	0	0	0	0	0	1.319
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	360	0	0	0	0	0	360
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	240	0	0	0	0	0	240
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	240	0	0	0	0	0	240
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.223	0	0	0	0	0	1.223
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	334	0	0	0	0	0	334
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	223	0	0	0	0	0	223
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	223	0	0	0	0	0	223
401	07	00	00	Asistencia socio-económica	18.322	0	0	0	0	0	18.322
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	14.854	0	0	0	0	0	14.854
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.798	0	0	0	0	0	1.798
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.670	0	0	0	0	0	1.670
401	08	00	00	Prestaciones sociales e indemnizaciones	11.900	0	0	0	0	0	11.900
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.400	0	0	0	0	0	6.400
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.500	0	0	0	0	0	3.500
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**68.249**	**0**	**0**	**0**	**0**	**0**	**68.249**
402	01	00	00	Productos alimenticios y agropecuarios	48.498	0	0	0	0	0	48.498
402	01	01	00	Alimentos y bebidas para personas	48.498	0	0	0	0	0	48.498
402	05	00	00	Productos de papel, cartón e impresos	14.699	0	0	0	0	0	14.699
402	05	03	00	Productos de papel y cartón para oficina	14.699	0	0	0	0	0	14.699
402	10	00	00	Productos varios y útiles diversos	5.052	0	0	0	0	0	5.052

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117846 260113000 ARTICULACIÓN Y SEGUIMIENTO DE LOS ASUNTOS POLÍTICOS Y SOCIALES DEL EJECUTIVO NACIONAL

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO DE LAS POLÍTICAS, PLANES, ESTRATEGIAS, LINEAMIENTOS Y DIRECTRICES NACIONALES QUE PROMUEVAN LA ARTICULACIÓN DE LA GESTIÓN POLÍTICO SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE POLÍTICA INTERIOR Y SEGURIDAD JURÍDICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.052	0	0	0	0	0	5.052
403	**00**	**00**	**00**	**Servicios no personales**	**288.420**	**0**	**0**	**0**	**0**	**0**	**288.420**
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.000	0	0	0	0	0	25.000
403	07	02	00	Imprenta y reproducción	25.000	0	0	0	0	0	25.000
403	09	00	00	Viáticos y pasajes	22.783	0	0	0	0	0	22.783
403	09	01	00	Viáticos y pasajes dentro del país	22.783	0	0	0	0	0	22.783
403	18	00	00	Impuestos indirectos	220.637	0	0	0	0	0	220.637
403	18	01	00	Impuesto al valor agregado	220.637	0	0	0	0	0	220.637
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**1.785.714**	**0**	**0**	**0**	**0**	**0**	**1.785.714**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	1.785.714	0	0	0	0	0	1.785.714
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	1.785.714	0	0	0	0	0	1.785.714
				Totales	**3.348.406**	**0**	**0**	**0**	**0**	**0**	**3.348.406**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117846 260113000 ARTICULACIÓN Y SEGUIMIENTO DE LOS ASUNTOS POLÍTICOS Y SOCIALES DEL EJECUTIVO NACIONAL

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO DE LAS POLÍTICAS, PLANES, ESTRATEGIAS, LINEAMIENTOS Y DIRECTRICES NACIONALES QUE PROMUEVAN LA ARTICULACIÓN DE LA GESTIÓN POLÍTICO SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE POLÍTICA INTERIOR Y SEGURIDAD JURÍDICA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117846 260113000 ARTICULACIÓN Y SEGUIMIENTO DE LOS ASUNTOS POLÍTICOS Y SOCIALES DEL EJECUTIVO NACIONAL

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO DE LAS POLÍTICAS, PLANES, ESTRATEGIAS, LINEAMIENTOS Y DIRECTRICES NACIONALES QUE PROMUEVAN LA ARTICULACIÓN DE LA GESTIÓN POLÍTICO SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE POLÍTICA INTERIOR Y SEGURIDAD JURÍDICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260113003 ARTICULACIÓN Y PROMOCIÓN DEL ACCIONAR POLÍTICO EN LAS COMUNIDADES, MEDIANTE EL APOYO INSTITUCIONAL Y TÉCNICO EN LAS DIFERENTES MISIONES NACIONALES Y PLANES Y PROYECTOS DEL VICEMINISTERIO

UNIDAD DE MEDIDA: MESA TÉCNICA **META:** 24

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE POLÍTICA INTERIOR Y SEGURIDAD JURÍDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.206.023**	**0**	**0**	**0**	**0**	**0**	**1.206.023**
401	01	00	00	Sueldos, salarios y otras retribuciones	463.820	0	0	0	0	0	463.820
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	279.068	0	0	0	0	0	279.068
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	52.176	0	0	0	0	0	52.176
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	24.576	0	0	0	0	0	24.576
401	01	99	00	Otras retribuciones	108.000	0	0	0	0	0	108.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	559.771	0	0	0	0	0	559.771
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	509.982	0	0	0	0	0	509.982
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	49.789	0	0	0	0	0	49.789
401	03	00	00	Primas	74.314	0	0	0	0	0	74.314
401	03	02	00	Primas de transporte a empleados	7.200	0	0	0	0	0	7.200
401	03	03	00	Primas por hogar a empleados	11.000	0	0	0	0	0	11.000
401	03	04	00	Primas por hijos a empleados	7.600	0	0	0	0	0	7.600
401	03	08	00	Primas de profesionalización a empleados	4.088	0	0	0	0	0	4.088
401	03	09	00	Primas por antigüedad a empleados	14.134	0	0	0	0	0	14.134
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	20.017	0	0	0	0	0	20.017
401	03	17	00	Primas de transporte a obreros	1.200	0	0	0	0	0	1.200
401	03	18	00	Primas por hogar a obreros	2.000	0	0	0	0	0	2.000
401	03	19	00	Primas por hijos de obreros	2.400	0	0	0	0	0	2.400
401	03	21	00	Primas por antigüedad a obreros	1.384	0	0	0	0	0	1.384
401	03	95	00	Otras primas al personal de alto nivel y de dirección	3.291	0	0	0	0	0	3.291
401	04	00	00	Complementos de sueldos y salarios	37.800	0	0	0	0	0	37.800
401	04	08	00	Bono compensatorio de alimentación a empleados	29.700	0	0	0	0	0	29.700
401	04	18	00	Bono compensatorio de alimentación a obreros	5.400	0	0	0	0	0	5.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117846 260113000 ARTICULACIÓN Y SEGUIMIENTO DE LOS ASUNTOS POLÍTICOS Y SOCIALES DEL EJECUTIVO NACIONAL

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO DE LAS POLÍTICAS, PLANES, ESTRATEGIAS, LINEAMIENTOS Y DIRECTRICES NACIONALES QUE PROMUEVAN LA ARTICULACIÓN DE LA GESTIÓN POLÍTICO SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE POLÍTICA INTERIOR Y SEGURIDAD JURÍDICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260113003 ARTICULACIÓN Y PROMOCIÓN DEL ACCIONAR POLÍTICO EN LAS COMUNIDADES, MEDIANTE EL APOYO INSTITUCIONAL Y TÉCNICO EN LAS DIFERENTES MISIONES NACIONALES Y PLANES Y PROYECTOS DEL VICEMINISTERIO

UNIDAD DE MEDIDA: MESA TÉCNICA **META:** 24

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE POLÍTICA INTERIOR Y SEGURIDAD JURÍDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.700	0	0	0	0	0	2.700
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	20.724	0	0	0	0	0	20.724
401	05	03	00	Bono vacacional a empleados	18.060	0	0	0	0	0	18.060
401	05	06	00	Bono vacacional a obreros	2.664	0	0	0	0	0	2.664
401	06	00	00	Aportes patronales y legales	19.372	0	0	0	0	0	19.372
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.277	0	0	0	0	0	8.277
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.971	0	0	0	0	0	2.971
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.981	0	0	0	0	0	1.981
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.981	0	0	0	0	0	1.981
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.319	0	0	0	0	0	1.319
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	360	0	0	0	0	0	360
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	240	0	0	0	0	0	240
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	240	0	0	0	0	0	240
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.223	0	0	0	0	0	1.223
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	334	0	0	0	0	0	334
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	223	0	0	0	0	0	223
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	223	0	0	0	0	0	223
401	07	00	00	Asistencia socio-económica	18.322	0	0	0	0	0	18.322
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	14.854	0	0	0	0	0	14.854
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.798	0	0	0	0	0	1.798
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.670	0	0	0	0	0	1.670
401	08	00	00	Prestaciones sociales e indemnizaciones	11.900	0	0	0	0	0	11.900
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.400	0	0	0	0	0	6.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117846 260113000 ARTICULACIÓN Y SEGUIMIENTO DE LOS ASUNTOS POLÍTICOS Y SOCIALES DEL EJECUTIVO NACIONAL

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO DE LAS POLÍTICAS, PLANES, ESTRATEGIAS, LINEAMIENTOS Y DIRECTRICES NACIONALES QUE PROMUEVAN LA ARTICULACIÓN DE LA GESTIÓN POLÍTICO SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE POLÍTICA INTERIOR Y SEGURIDAD JURÍDICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260113003 ARTICULACIÓN Y PROMOCIÓN DEL ACCIONAR POLÍTICO EN LAS COMUNIDADES, MEDIANTE EL APOYO INSTITUCIONAL Y TÉCNICO EN LAS DIFERENTES MISIONES NACIONALES Y PLANES Y PROYECTOS DEL VICEMINISTERIO

UNIDAD DE MEDIDA: MESA TÉCNICA **META:** 24

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE POLÍTICA INTERIOR Y SEGURIDAD JURÍDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.500	0	0	0	0	0	3.500
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**43.552**	**0**	**0**	**0**	**0**	**0**	**43.552**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	8.500	0	0	0	0	0	8.500
402	05	03	00	Productos de papel y cartón para oficina	8.500	0	0	0	0	0	8.500
402	10	00	00	Productos varios y útiles diversos	5.052	0	0	0	0	0	5.052
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.052	0	0	0	0	0	5.052
403	**00**	**00**	**00**	**Servicios no personales**	**262.461**	**0**	**0**	**0**	**0**	**0**	**262.461**
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.000	0	0	0	0	0	25.000
403	07	02	00	Imprenta y reproducción	25.000	0	0	0	0	0	25.000
403	18	00	00	Impuestos indirectos	217.461	0	0	0	0	0	217.461
403	18	01	00	Impuesto al valor agregado	217.461	0	0	0	0	0	217.461
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**1.785.714**	**0**	**0**	**0**	**0**	**0**	**1.785.714**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	1.785.714	0	0	0	0	0	1.785.714
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	1.785.714	0	0	0	0	0	1.785.714
				Totales	**3.297.750**	**0**	**0**	**0**	**0**	**0**	**3.297.750**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117846 260113000 ARTICULACIÓN Y SEGUIMIENTO DE LOS ASUNTOS POLÍTICOS Y SOCIALES DEL EJECUTIVO NACIONAL

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO DE LAS POLÍTICAS, PLANES, ESTRATEGIAS, LINEAMIENTOS Y DIRECTRICES NACIONALES QUE PROMUEVAN LA ARTICULACIÓN DE LA GESTIÓN POLÍTICO SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE POLÍTICA INTERIOR Y SEGURIDAD JURÍDICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260113004 COORDINACIÓN DE LA SALA DE ASUNTOS POLÍTICOS Y DE ENLACE INSTITUCIONAL

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE POLÍTICA INTERIOR Y SEGURIDAD JURÍDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**24.697**	**0**	**0**	**0**	**0**	**0**	**24.697**
402	01	00	00	Productos alimenticios y agropecuarios	18.498	0	0	0	0	0	18.498
402	01	01	00	Alimentos y bebidas para personas	18.498	0	0	0	0	0	18.498
402	05	00	00	Productos de papel, cartón e impresos	6.199	0	0	0	0	0	6.199
402	05	03	00	Productos de papel y cartón para oficina	6.199	0	0	0	0	0	6.199
403	**00**	**00**	**00**	**Servicios no personales**	**25.959**	**0**	**0**	**0**	**0**	**0**	**25.959**
403	09	00	00	Viáticos y pasajes	22.783	0	0	0	0	0	22.783
403	09	01	00	Viáticos y pasajes dentro del país	22.783	0	0	0	0	0	22.783
403	18	00	00	Impuestos indirectos	3.176	0	0	0	0	0	3.176
403	18	01	00	Impuesto al valor agregado	3.176	0	0	0	0	0	3.176
				Totales	**50.656**	**0**	**0**	**0**	**0**	**0**	**50.656**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117861 260114000 FORTALECIMIENTO DE LAS POLÍTICAS DE SEGURIDAD CIUDADANA CON APOYO DIRECTO Y PARTICIPATIVO DE LA COMUNIDAD, ENGRANADO CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD.

OBJETIVO DEL PROYECTO: INTEGRAR A LA COMUNIDAD CIVIL ORGANIZADA CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD EN LA LUCHA POR LA DISMINUCIÓN DE LOS ALTOS ÍNDICES DE INSEGURIDAD.

UNIDAD DE MEDIDA: INFORME **META:** 200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE PREVENCIÓN Y SEGURIDAD CIUDADANA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.623.451**	**0**	**0**	**0**	**0**	**0**	**3.623.451**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.951.668	0	0	0	0	0	1.951.668
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	511.088	0	0	0	0	0	511.088
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	159.132	0	0	0	0	0	159.132
401	01	18	00	Remuneraciones al personal contratado	1.147.872	0	0	0	0	0	1.147.872
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	24.576	0	0	0	0	0	24.576
401	01	99	00	Otras retribuciones	109.000	0	0	0	0	0	109.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	310.698	0	0	0	0	0	310.698
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	205.125	0	0	0	0	0	205.125
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	105.573	0	0	0	0	0	105.573
401	03	00	00	Primas	229.201	0	0	0	0	0	229.201
401	03	02	00	Primas de transporte a empleados	36.000	0	0	0	0	0	36.000
401	03	03	00	Primas por hogar a empleados	60.000	0	0	0	0	0	60.000
401	03	08	00	Primas de profesionalización a empleados	10.621	0	0	0	0	0	10.621
401	03	09	00	Primas por antigüedad a empleados	11.336	0	0	0	0	0	11.336
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	41.793	0	0	0	0	0	41.793
401	03	17	00	Primas de transporte a obreros	10.800	0	0	0	0	0	10.800
401	03	18	00	Primas por hogar a obreros	18.000	0	0	0	0	0	18.000
401	03	19	00	Primas por hijos de obreros	10.800	0	0	0	0	0	10.800
401	03	21	00	Primas por antigüedad a obreros	22.056	0	0	0	0	0	22.056
401	03	22	00	Primas de profesionalización a obreros	1.525	0	0	0	0	0	1.525
401	03	95	00	Otras primas al personal de alto nivel y de dirección	6.270	0	0	0	0	0	6.270
401	04	00	00	Complementos de sueldos y salarios	405.000	0	0	0	0	0	405.000
401	04	08	00	Bono compensatorio de alimentación a empleados	162.000	0	0	0	0	0	162.000
401	04	18	00	Bono compensatorio de alimentación a obreros	48.600	0	0	0	0	0	48.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	186.300	0	0	0	0	0	186.300
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	8.100	0	0	0	0	0	8.100
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	175.493	0	0	0	0	0	175.493

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117861 260114000 FORTALECIMIENTO DE LAS POLÍTICAS DE SEGURIDAD CIUDADANA CON APOYO DIRECTO Y PARTICIPATIVO DE LA COMUNIDAD, ENGRANADO CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD.

OBJETIVO DEL PROYECTO: INTEGRAR A LA COMUNIDAD CIVIL ORGANIZADA CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD EN LA LUCHA POR LA DISMINUCIÓN DE LOS ALTOS ÍNDICES DE INSEGURIDAD.

UNIDAD DE MEDIDA: INFORME **META:** 200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE PREVENCIÓN Y SEGURIDAD CIUDADANA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	03	00	Bono vacacional a empleados	86.009	0	0	0	0	0	86.009
401	05	06	00	Bono vacacional a obreros	55.181	0	0	0	0	0	55.181
401	05	08	00	Bono vacacional al personal contratado	34.303	0	0	0	0	0	34.303
401	06	00	00	Aportes patronales y legales	183.997	0	0	0	0	0	183.997
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	57.728	0	0	0	0	0	57.728
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	15.745	0	0	0	0	0	15.745
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.496	0	0	0	0	0	10.496
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	10.496	0	0	0	0	0	10.496
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	22.762	0	0	0	0	0	22.762
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	6.207	0	0	0	0	0	6.207
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	4.139	0	0	0	0	0	4.139
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	4.139	0	0	0	0	0	4.139
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	31.445	0	0	0	0	0	31.445
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	5.717	0	0	0	0	0	5.717
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	5.717	0	0	0	0	0	5.717
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.581	0	0	0	0	0	1.581
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.054	0	0	0	0	0	1.054
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	1.054	0	0	0	0	0	1.054
401	06	95	00	Otros aportes legales por personal contratado	5.717	0	0	0	0	0	5.717
401	07	00	00	Asistencia socio-económica	117.662	0	0	0	0	0	117.662
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	78.721	0	0	0	0	0	78.721
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	31.039	0	0	0	0	0	31.039
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	7.902	0	0	0	0	0	7.902
401	08	00	00	Prestaciones sociales e indemnizaciones	249.732	0	0	0	0	0	249.732
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	100.852	0	0	0	0	0	100.852
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	70.251	0	0	0	0	0	70.251
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	62.532	0	0	0	0	0	62.532

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117861 260114000 FORTALECIMIENTO DE LAS POLÍTICAS DE SEGURIDAD CIUDADANA CON APOYO DIRECTO Y PARTICIPATIVO DE LA COMUNIDAD, ENGRANADO CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD.

OBJETIVO DEL PROYECTO: INTEGRAR A LA COMUNIDAD CIVIL ORGANIZADA CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD EN LA LUCHA POR LA DISMINUCIÓN DE LOS ALTOS ÍNDICES DE INSEGURIDAD.

UNIDAD DE MEDIDA: INFORME **META:** 200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE PREVENCIÓN Y SEGURIDAD CIUDADANA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	16.097	0	0	0	0	0	16.097
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**885.403**	**0**	**0**	**0**	**0**	**0**	**885.403**
402	01	00	00	Productos alimenticios y agropecuarios	250.000	0	0	0	0	0	250.000
402	01	01	00	Alimentos y bebidas para personas	250.000	0	0	0	0	0	250.000
402	03	00	00	Textiles y vestuarios	75.000	0	0	0	0	0	75.000
402	03	02	00	Prendas de vestir	75.000	0	0	0	0	0	75.000
402	04	00	00	Productos de cuero y caucho	52.060	0	0	0	0	0	52.060
402	04	03	00	Cauchos y tripas para vehículos	52.060	0	0	0	0	0	52.060
402	05	00	00	Productos de papel, cartón e impresos	75.908	0	0	0	0	0	75.908
402	05	01	00	Pulpa de madera, papel y cartón	20.545	0	0	0	0	0	20.545
402	05	03	00	Productos de papel y cartón para oficina	55.363	0	0	0	0	0	55.363
402	06	00	00	Productos químicos y derivados	117.901	0	0	0	0	0	117.901
402	06	03	00	Tintas, pinturas y colorantes	80.635	0	0	0	0	0	80.635
402	06	06	00	Combustibles y lubricantes	6.090	0	0	0	0	0	6.090
402	06	08	00	Productos plásticos	31.176	0	0	0	0	0	31.176
402	07	00	00	Productos minerales no metálicos	10.500	0	0	0	0	0	10.500
402	07	02	00	Vidrios y productos de vidrio	10.500	0	0	0	0	0	10.500
402	08	00	00	Productos metálicos	30.014	0	0	0	0	0	30.014
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.014	0	0	0	0	0	10.014
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.000	0	0	0	0	0	10.000
402	08	10	00	Repuestos y accesorios para otros equipos	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	265.348	0	0	0	0	0	265.348
402	10	02	00	Materiales y útiles de limpieza y aseo	22.630	0	0	0	0	0	22.630
402	10	03	00	Utensilios de cocina y comedor	40.028	0	0	0	0	0	40.028
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.000	0	0	0	0	0	25.000
402	10	07	00	Productos de seguridad en el trabajo	12.075	0	0	0	0	0	12.075
402	10	08	00	Materiales para equipos de computación	141.900	0	0	0	0	0	141.900
402	10	11	00	Materiales eléctricos	11.715	0	0	0	0	0	11.715

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117861 260114000 FORTALECIMIENTO DE LAS POLÍTICAS DE SEGURIDAD CIUDADANA CON APOYO DIRECTO Y PARTICIPATIVO DE LA COMUNIDAD, ENGRANADO CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD.

OBJETIVO DEL PROYECTO: INTEGRAR A LA COMUNIDAD CIVIL ORGANIZADA CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD EN LA LUCHA POR LA DISMINUCIÓN DE LOS ALTOS ÍNDICES DE INSEGURIDAD.

UNIDAD DE MEDIDA: INFORME **META:** 200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE PREVENCIÓN Y SEGURIDAD CIUDADANA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	12.000	0	0	0	0	0	12.000
402	99	00	00	Otros materiales y suministros	8.672	0	0	0	0	0	8.672
402	99	01	00	Otros materiales y suministros	8.672	0	0	0	0	0	8.672
403	**00**	**00**	**00**	**Servicios no personales**	**793.451**	**0**	**0**	**0**	**0**	**0**	**793.451**
403	07	00	00	Servicios de información, impresión y relaciones públicas	125.155	0	0	0	0	0	125.155
403	07	01	00	Publicidad y propaganda	45.000	0	0	0	0	0	45.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	30.155	0	0	0	0	0	30.155
403	09	00	00	Viáticos y pasajes	304.640	0	0	0	0	0	304.640
403	09	01	00	Viáticos y pasajes dentro del país	304.640	0	0	0	0	0	304.640
403	10	00	00	Servicios profesionales y técnicos	12.000	0	0	0	0	0	12.000
403	10	07	00	Servicios de capacitación y adiestramiento	8.000	0	0	0	0	0	8.000
403	10	09	00	Servicios de lavandería y tintorería	4.000	0	0	0	0	0	4.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	62.000	0	0	0	0	0	62.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	52.000	0	0	0	0	0	52.000
403	18	00	00	Impuestos indirectos	264.811	0	0	0	0	0	264.811
403	18	01	00	Impuesto al valor agregado	264.811	0	0	0	0	0	264.811
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	19.845	0	0	0	0	0	19.845
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	19.845	0	0	0	0	0	19.845
403	99	00	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
403	99	01	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
404	01	00	00	Repuestos y reparaciones mayores	180.000	0	0	0	0	0	180.000
404	01	01	00	Repuestos mayores	180.000	0	0	0	0	0	180.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	120.000	0	0	0	0	0	120.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	0	60.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117861 260114000 FORTALECIMIENTO DE LAS POLÍTICAS DE SEGURIDAD CIUDADANA CON APOYO DIRECTO Y PARTICIPATIVO DE LA COMUNIDAD, ENGRANADO CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD.

OBJETIVO DEL PROYECTO: INTEGRAR A LA COMUNIDAD CIVIL ORGANIZADA CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD EN LA LUCHA POR LA DISMINUCIÓN DE LOS ALTOS ÍNDICES DE INSEGURIDAD.

UNIDAD DE MEDIDA: INFORME **META:** 200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE PREVENCIÓN Y SEGURIDAD CIUDADANA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	100.000	0	0	0	0	0	100.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	17.000	0	0	0	0	0	17.000
404	05	01	00	Equipos de telecomunicaciones	17.000	0	0	0	0	0	17.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	703.000	0	0	0	0	0	703.000
404	09	01	00	Mobiliario y equipos de oficina	51.500	0	0	0	0	0	51.500
404	09	02	00	Equipos de computación	8.000	0	0	0	0	0	8.000
404	09	03	00	Mobiliario y equipos de alojamiento	643.500	0	0	0	0	0	643.500
				Totales	**6.302.305**	**0**	**0**	**0**	**0**	**0**	**6.302.305**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117861 260114000 FORTALECIMIENTO DE LAS POLÍTICAS DE SEGURIDAD CIUDADANA CON APOYO DIRECTO Y PARTICIPATIVO DE LA COMUNIDAD, ENGRANADO CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD.

OBJETIVO DEL PROYECTO: INTEGRAR A LA COMUNIDAD CIVIL ORGANIZADA CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD EN LA LUCHA POR LA DISMINUCIÓN DE LOS ALTOS ÍNDICES DE INSEGURIDAD.

UNIDAD DE MEDIDA: INFORME

META: 200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE PREVENCIÓN Y SEGURIDAD CIUDADANA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117861 260114000 FORTALECIMIENTO DE LAS POLÍTICAS DE SEGURIDAD CIUDADANA CON APOYO DIRECTO Y PARTICIPATIVO DE LA COMUNIDAD, ENGRANADO CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD.

OBJETIVO DEL PROYECTO: INTEGRAR A LA COMUNIDAD CIVIL ORGANIZADA CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD EN LA LUCHA POR LA DISMINUCIÓN DE LOS ALTOS ÍNDICES DE INSEGURIDAD.

UNIDAD DE MEDIDA: INFORME **META:** 200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE PREVENCIÓN Y SEGURIDAD CIUDADANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260114003 COORDINAR CON LOS CONSEJOS COMUNALES DE LOS ESTADOS ANZOÁTEGUI, ARAGUA, BARINAS, BOLÍVAR, CARABOBO, DISTRITO CAPITAL, GUÁRICO, LARA, MIRANDA, MONAGAS, NUEVA ESPARTA, TÁCHIRA, VARGAS, ZULIA PARA LA ORGANIZACIÓN DE COMITÉ DE SEGURIDAD.

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 100

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PREVENCION Y SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.623.451**	**0**	**0**	**0**	**0**	**0**	**3.623.451**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.951.668	0	0	0	0	0	1.951.668
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	511.088	0	0	0	0	0	511.088
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	159.132	0	0	0	0	0	159.132
401	01	18	00	Remuneraciones al personal contratado	1.147.872	0	0	0	0	0	1.147.872
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	24.576	0	0	0	0	0	24.576
401	01	99	00	Otras retribuciones	109.000	0	0	0	0	0	109.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	310.698	0	0	0	0	0	310.698
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	205.125	0	0	0	0	0	205.125
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	105.573	0	0	0	0	0	105.573
401	03	00	00	Primas	229.201	0	0	0	0	0	229.201
401	03	02	00	Primas de transporte a empleados	36.000	0	0	0	0	0	36.000
401	03	03	00	Primas por hogar a empleados	60.000	0	0	0	0	0	60.000
401	03	08	00	Primas de profesionalización a empleados	10.621	0	0	0	0	0	10.621
401	03	09	00	Primas por antigüedad a empleados	11.336	0	0	0	0	0	11.336
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	41.793	0	0	0	0	0	41.793
401	03	17	00	Primas de transporte a obreros	10.800	0	0	0	0	0	10.800
401	03	18	00	Primas por hogar a obreros	18.000	0	0	0	0	0	18.000
401	03	19	00	Primas por hijos de obreros	10.800	0	0	0	0	0	10.800
401	03	21	00	Primas por antigüedad a obreros	22.056	0	0	0	0	0	22.056
401	03	22	00	Primas de profesionalización a obreros	1.525	0	0	0	0	0	1.525
401	03	95	00	Otras primas al personal de alto nivel y de dirección	6.270	0	0	0	0	0	6.270
401	04	00	00	Complementos de sueldos y salarios	405.000	0	0	0	0	0	405.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117861 260114000 FORTALECIMIENTO DE LAS POLÍTICAS DE SEGURIDAD CIUDADANA CON APOYO DIRECTO Y PARTICIPATIVO DE LA COMUNIDAD, ENGRANADO CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD.

OBJETIVO DEL PROYECTO: INTEGRAR A LA COMUNIDAD CIVIL ORGANIZADA CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD EN LA LUCHA POR LA DISMINUCIÓN DE LOS ALTOS ÍNDICES DE INSEGURIDAD.

UNIDAD DE MEDIDA: INFORME **META:** 200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE PREVENCIÓN Y SEGURIDAD CIUDADANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260114003 COORDINAR CON LOS CONSEJOS COMUNALES DE LOS ESTADOS ANZOÁTEGUI, ARAGUA, BARINAS, BOLÍVAR, CARABOBO, DISTRITO CAPITAL, GUÁRICO, LARA, MIRANDA, MONAGAS, NUEVA ESPARTA, TÁCHIRA, VARGAS, ZULIA PARA LA ORGANIZACIÓN DE COMITÉ DE SEGURIDAD.

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 100

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PREVENCION Y SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	162.000	0	0	0	0	0	162.000
401	04	18	00	Bono compensatorio de alimentación a obreros	48.600	0	0	0	0	0	48.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	186.300	0	0	0	0	0	186.300
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	8.100	0	0	0	0	0	8.100
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	175.493	0	0	0	0	0	175.493
401	05	03	00	Bono vacacional a empleados	86.009	0	0	0	0	0	86.009
401	05	06	00	Bono vacacional a obreros	55.181	0	0	0	0	0	55.181
401	05	08	00	Bono vacacional al personal contratado	34.303	0	0	0	0	0	34.303
401	06	00	00	Aportes patronales y legales	183.997	0	0	0	0	0	183.997
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	57.728	0	0	0	0	0	57.728
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	15.745	0	0	0	0	0	15.745
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.496	0	0	0	0	0	10.496
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	10.496	0	0	0	0	0	10.496
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	22.762	0	0	0	0	0	22.762
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	6.207	0	0	0	0	0	6.207
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	4.139	0	0	0	0	0	4.139
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	4.139	0	0	0	0	0	4.139
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	31.445	0	0	0	0	0	31.445
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	5.717	0	0	0	0	0	5.717
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	5.717	0	0	0	0	0	5.717
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.581	0	0	0	0	0	1.581
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.054	0	0	0	0	0	1.054

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117861 260114000 FORTALECIMIENTO DE LAS POLÍTICAS DE SEGURIDAD CIUDADANA CON APOYO DIRECTO Y PARTICIPATIVO DE LA COMUNIDAD, ENGRANADO CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD.

OBJETIVO DEL PROYECTO: INTEGRAR A LA COMUNIDAD CIVIL ORGANIZADA CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD EN LA LUCHA POR LA DISMINUCIÓN DE LOS ALTOS ÍNDICES DE INSEGURIDAD.

UNIDAD DE MEDIDA: INFORME **META:** 200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE PREVENCIÓN Y SEGURIDAD CIUDADANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260114003 COORDINAR CON LOS CONSEJOS COMUNALES DE LOS ESTADOS ANZOÁTEGUI, ARAGUA, BARINAS, BOLÍVAR, CARABOBO, DISTRITO CAPITAL, GUÁRICO, LARA, MIRANDA, MONAGAS, NUEVA ESPARTA, TÁCHIRA, VARGAS, ZULIA PARA LA ORGANIZACIÓN DE COMITÉ DE SEGURIDAD.

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 100

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PREVENCION Y SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	1.054	0	0	0	0	0	1.054
401	06	95	00	Otros aportes legales por personal contratado	5.717	0	0	0	0	0	5.717
401	07	00	00	Asistencia socio-económica	117.662	0	0	0	0	0	117.662
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	78.721	0	0	0	0	0	78.721
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	31.039	0	0	0	0	0	31.039
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	7.902	0	0	0	0	0	7.902
401	08	00	00	Prestaciones sociales e indemnizaciones	249.732	0	0	0	0	0	249.732
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	100.852	0	0	0	0	0	100.852
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	70.251	0	0	0	0	0	70.251
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	62.532	0	0	0	0	0	62.532
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	16.097	0	0	0	0	0	16.097
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**442.699**	**0**	**0**	0	0	0	**442.699**
402	01	00	00	Productos alimenticios y agropecuarios	125.000	0	0	0	0	0	125.000
402	01	01	00	Alimentos y bebidas para personas	125.000	0	0	0	0	0	125.000
402	03	00	00	Textiles y vestuarios	37.500	0	0	0	0	0	37.500
402	03	02	00	Prendas de vestir	37.500	0	0	0	0	0	37.500
402	04	00	00	Productos de cuero y caucho	26.030	0	0	0	0	0	26.030
402	04	03	00	Cauchos y tripas para vehículos	26.030	0	0	0	0	0	26.030
402	05	00	00	Productos de papel, cartón e impresos	37.953	0	0	0	0	0	37.953
402	05	01	00	Pulpa de madera, papel y cartón	10.272	0	0	0	0	0	10.272
402	05	03	00	Productos de papel y cartón para oficina	27.681	0	0	0	0	0	27.681
402	06	00	00	Productos químicos y derivados	58.950	0	0	0	0	0	58.950
402	06	03	00	Tintas, pinturas y colorantes	40.317	0	0	0	0	0	40.317

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117861 260114000 FORTALECIMIENTO DE LAS POLÍTICAS DE SEGURIDAD CIUDADANA CON APOYO DIRECTO Y PARTICIPATIVO DE LA COMUNIDAD, ENGRANADO CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD.

OBJETIVO DEL PROYECTO: INTEGRAR A LA COMUNIDAD CIVIL ORGANIZADA CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD EN LA LUCHA POR LA DISMINUCIÓN DE LOS ALTOS ÍNDICES DE INSEGURIDAD.

UNIDAD DE MEDIDA: INFORME **META:** 200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE PREVENCIÓN Y SEGURIDAD CIUDADANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260114003 COORDINAR CON LOS CONSEJOS COMUNALES DE LOS ESTADOS ANZOÁTEGUI, ARAGUA, BARINAS, BOLÍVAR, CARABOBO, DISTRITO CAPITAL, GUÁRICO, LARA, MIRANDA, MONAGAS, NUEVA ESPARTA, TÁCHIRA, VARGAS, ZULIA PARA LA ORGANIZACIÓN DE COMITÉ DE SEGURIDAD.

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 100

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PREVENCION Y SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	3.045	0	0	0	0	0	3.045
402	06	08	00	Productos plásticos	15.588	0	0	0	0	0	15.588
402	07	00	00	Productos minerales no metálicos	5.250	0	0	0	0	0	5.250
402	07	02	00	Vidrios y productos de vidrio	5.250	0	0	0	0	0	5.250
402	08	00	00	Productos metálicos	15.007	0	0	0	0	0	15.007
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.007	0	0	0	0	0	5.007
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.000	0	0	0	0	0	5.000
402	08	10	00	Repuestos y accesorios para otros equipos	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	132.673	0	0	0	0	0	132.673
402	10	02	00	Materiales y útiles de limpieza y aseo	11.315	0	0	0	0	0	11.315
402	10	03	00	Utensilios de cocina y comedor	20.014	0	0	0	0	0	20.014
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.500	0	0	0	0	0	12.500
402	10	07	00	Productos de seguridad en el trabajo	6.037	0	0	0	0	0	6.037
402	10	08	00	Materiales para equipos de computación	70.950	0	0	0	0	0	70.950
402	10	11	00	Materiales eléctricos	5.857	0	0	0	0	0	5.857
402	10	12	00	Materiales para instalaciones sanitarias	6.000	0	0	0	0	0	6.000
402	99	00	00	Otros materiales y suministros	4.336	0	0	0	0	0	4.336
402	99	01	00	Otros materiales y suministros	4.336	0	0	0	0	0	4.336
403	**00**	**00**	**00**	**Servicios no personales**	**396.724**	**0**	**0**	**0**	**0**	**0**	**396.724**
403	07	00	00	Servicios de información, impresión y relaciones públicas	62.577	0	0	0	0	0	62.577
403	07	01	00	Publicidad y propaganda	22.500	0	0	0	0	0	22.500
403	07	02	00	Imprenta y reproducción	25.000	0	0	0	0	0	25.000
403	07	03	00	Relaciones sociales	15.077	0	0	0	0	0	15.077
403	09	00	00	Viáticos y pasajes	152.320	0	0	0	0	0	152.320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117861 260114000 FORTALECIMIENTO DE LAS POLÍTICAS DE SEGURIDAD CIUDADANA CON APOYO DIRECTO Y PARTICIPATIVO DE LA COMUNIDAD, ENGRANADO CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD.

OBJETIVO DEL PROYECTO: INTEGRAR A LA COMUNIDAD CIVIL ORGANIZADA CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD EN LA LUCHA POR LA DISMINUCIÓN DE LOS ALTOS ÍNDICES DE INSEGURIDAD.

UNIDAD DE MEDIDA: INFORME **META:** 200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE PREVENCIÓN Y SEGURIDAD CIUDADANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260114003 COORDINAR CON LOS CONSEJOS COMUNALES DE LOS ESTADOS ANZOÁTEGUI, ARAGUA, BARINAS, BOLÍVAR, CARABOBO, DISTRITO CAPITAL, GUÁRICO, LARA, MIRANDA, MONAGAS, NUEVA ESPARTA, TÁCHIRA, VARGAS, ZULIA PARA LA ORGANIZACIÓN DE COMITÉ DE SEGURIDAD.

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 100

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PREVENCION Y SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	152.320	0	0	0	0	0	152.320
403	10	00	00	Servicios profesionales y técnicos	6.000	0	0	0	0	0	6.000
403	10	07	00	Servicios de capacitación y adiestramiento	4.000	0	0	0	0	0	4.000
403	10	09	00	Servicios de lavandería y tintorería	2.000	0	0	0	0	0	2.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	31.000	0	0	0	0	0	31.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.000	0	0	0	0	0	5.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	26.000	0	0	0	0	0	26.000
403	18	00	00	Impuestos indirectos	132.405	0	0	0	0	0	132.405
403	18	01	00	Impuesto al valor agregado	132.405	0	0	0	0	0	132.405
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	9.922	0	0	0	0	0	9.922
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	9.922	0	0	0	0	0	9.922
403	99	00	00	Otros servicios no personales	2.500	0	0	0	0	0	2.500
403	99	01	00	Otros servicios no personales	2.500	0	0	0	0	0	2.500
404	**00**	**00**	**00**	**Activos reales**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
404	01	00	00	Repuestos y reparaciones mayores	90.000	0	0	0	0	0	90.000
404	01	01	00	Repuestos mayores	90.000	0	0	0	0	0	90.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	60.000	0	0	0	0	0	60.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	50.000	0	0	0	0	0	50.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	50.000	0	0	0	0	0	50.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.500	0	0	0	0	0	8.500
404	05	01	00	Equipos de telecomunicaciones	8.500	0	0	0	0	0	8.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	351.500	0	0	0	0	0	351.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117861 260114000 FORTALECIMIENTO DE LAS POLÍTICAS DE SEGURIDAD CIUDADANA CON APOYO DIRECTO Y PARTICIPATIVO DE LA COMUNIDAD, ENGRANADO CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD.

OBJETIVO DEL PROYECTO: INTEGRAR A LA COMUNIDAD CIVIL ORGANIZADA CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD EN LA LUCHA POR LA DISMINUCIÓN DE LOS ALTOS ÍNDICES DE INSEGURIDAD.

UNIDAD DE MEDIDA: INFORME **META:** 200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE PREVENCIÓN Y SEGURIDAD CIUDADANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260114003 COORDINAR CON LOS CONSEJOS COMUNALES DE LOS ESTADOS ANZOÁTEGUI, ARAGUA, BARINAS, BOLÍVAR, CARABOBO, DISTRITO CAPITAL, GUÁRICO, LARA, MIRANDA, MONAGAS, NUEVA ESPARTA, TÁCHIRA, VARGAS, ZULIA PARA LA ORGANIZACIÓN DE COMITÉ DE SEGURIDAD.

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 100

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PREVENCION Y SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	25.750	0	0	0	0	0	25.750
404	09	02	00	Equipos de computación	4.000	0	0	0	0	0	4.000
404	09	03	00	Mobiliario y equipos de alojamiento	321.750	0	0	0	0	0	321.750
				Totales	**4.962.874**	**0**	**0**	**0**	**0**	**0**	**4.962.874**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117861 260114000 FORTALECIMIENTO DE LAS POLÍTICAS DE SEGURIDAD CIUDADANA CON APOYO DIRECTO Y PARTICIPATIVO DE LA COMUNIDAD, ENGRANADO CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD.

OBJETIVO DEL PROYECTO: INTEGRAR A LA COMUNIDAD CIVIL ORGANIZADA CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD EN LA LUCHA POR LA DISMINUCIÓN DE LOS ALTOS ÍNDICES DE INSEGURIDAD.

UNIDAD DE MEDIDA: INFORME **META:** 200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE PREVENCIÓN Y SEGURIDAD CIUDADANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260114004 ADAPTACIÓN DE LOS PLANES DE SEGURIDAD, ENTRE LA COMUNIDAD ORGANIZADA Y LOS REPRESENTANTES DEL DISPOSITIVO BICENTENARIO DE SEGURIDAD CIUDADANA.

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 100

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PREVENCION Y SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**442.704**	**0**	**0**	**0**	**0**	**0**	**442.704**
402	01	00	00	Productos alimenticios y agropecuarios	125.000	0	0	0	0	0	125.000
402	01	01	00	Alimentos y bebidas para personas	125.000	0	0	0	0	0	125.000
402	03	00	00	Textiles y vestuarios	37.500	0	0	0	0	0	37.500
402	03	02	00	Prendas de vestir	37.500	0	0	0	0	0	37.500
402	04	00	00	Productos de cuero y caucho	26.030	0	0	0	0	0	26.030
402	04	03	00	Cauchos y tripas para vehículos	26.030	0	0	0	0	0	26.030
402	05	00	00	Productos de papel, cartón e impresos	37.955	0	0	0	0	0	37.955
402	05	01	00	Pulpa de madera, papel y cartón	10.273	0	0	0	0	0	10.273
402	05	03	00	Productos de papel y cartón para oficina	27.682	0	0	0	0	0	27.682
402	06	00	00	Productos químicos y derivados	58.951	0	0	0	0	0	58.951
402	06	03	00	Tintas, pinturas y colorantes	40.318	0	0	0	0	0	40.318
402	06	06	00	Combustibles y lubricantes	3.045	0	0	0	0	0	3.045
402	06	08	00	Productos plásticos	15.588	0	0	0	0	0	15.588
402	07	00	00	Productos minerales no metálicos	5.250	0	0	0	0	0	5.250
402	07	02	00	Vidrios y productos de vidrio	5.250	0	0	0	0	0	5.250
402	08	00	00	Productos metálicos	15.007	0	0	0	0	0	15.007
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.007	0	0	0	0	0	5.007
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.000	0	0	0	0	0	5.000
402	08	10	00	Repuestos y accesorios para otros equipos	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	132.675	0	0	0	0	0	132.675
402	10	02	00	Materiales y útiles de limpieza y aseo	11.315	0	0	0	0	0	11.315
402	10	03	00	Utensilios de cocina y comedor	20.014	0	0	0	0	0	20.014
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.500	0	0	0	0	0	12.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117861 260114000 FORTALECIMIENTO DE LAS POLÍTICAS DE SEGURIDAD CIUDADANA CON APOYO DIRECTO Y PARTICIPATIVO DE LA COMUNIDAD, ENGRANADO CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD.

OBJETIVO DEL PROYECTO: INTEGRAR A LA COMUNIDAD CIVIL ORGANIZADA CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD EN LA LUCHA POR LA DISMINUCIÓN DE LOS ALTOS ÍNDICES DE INSEGURIDAD.

UNIDAD DE MEDIDA: INFORME **META:** 200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE PREVENCIÓN Y SEGURIDAD CIUDADANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260114004 ADAPTACIÓN DE LOS PLANES DE SEGURIDAD, ENTRE LA COMUNIDAD ORGANIZADA Y LOS REPRESENTANTES DEL DISPOSITIVO BICENTENARIO DE SEGURIDAD CIUDADANA.

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 100

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PREVENCION Y SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	6.038	0	0	0	0	0	6.038
402	10	08	00	Materiales para equipos de computación	70.950	0	0	0	0	0	70.950
402	10	11	00	Materiales eléctricos	5.858	0	0	0	0	0	5.858
402	10	12	00	Materiales para instalaciones sanitarias	6.000	0	0	0	0	0	6.000
402	99	00	00	Otros materiales y suministros	4.336	0	0	0	0	0	4.336
402	99	01	00	Otros materiales y suministros	4.336	0	0	0	0	0	4.336
403	**00**	**00**	**00**	**Servicios no personales**	**396.727**	**0**	**0**	**0**	**0**	**0**	**396.727**
403	07	00	00	Servicios de información, impresión y relaciones públicas	62.578	0	0	0	0	0	62.578
403	07	01	00	Publicidad y propaganda	22.500	0	0	0	0	0	22.500
403	07	02	00	Imprenta y reproducción	25.000	0	0	0	0	0	25.000
403	07	03	00	Relaciones sociales	15.078	0	0	0	0	0	15.078
403	09	00	00	Viáticos y pasajes	152.320	0	0	0	0	0	152.320
403	09	01	00	Viáticos y pasajes dentro del país	152.320	0	0	0	0	0	152.320
403	10	00	00	Servicios profesionales y técnicos	6.000	0	0	0	0	0	6.000
403	10	07	00	Servicios de capacitación y adiestramiento	4.000	0	0	0	0	0	4.000
403	10	09	00	Servicios de lavandería y tintorería	2.000	0	0	0	0	0	2.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	31.000	0	0	0	0	0	31.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.000	0	0	0	0	0	5.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	26.000	0	0	0	0	0	26.000
403	18	00	00	Impuestos indirectos	132.406	0	0	0	0	0	132.406
403	18	01	00	Impuesto al valor agregado	132.406	0	0	0	0	0	132.406
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	9.923	0	0	0	0	0	9.923
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	9.923	0	0	0	0	0	9.923

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117861 260114000 FORTALECIMIENTO DE LAS POLÍTICAS DE SEGURIDAD CIUDADANA CON APOYO DIRECTO Y PARTICIPATIVO DE LA COMUNIDAD, ENGRANADO CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD.

OBJETIVO DEL PROYECTO: INTEGRAR A LA COMUNIDAD CIVIL ORGANIZADA CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD EN LA LUCHA POR LA DISMINUCIÓN DE LOS ALTOS ÍNDICES DE INSEGURIDAD.

UNIDAD DE MEDIDA: INFORME **META:** 200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE PREVENCIÓN Y SEGURIDAD CIUDADANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260114004 ADAPTACIÓN DE LOS PLANES DE SEGURIDAD, ENTRE LA COMUNIDAD ORGANIZADA Y LOS REPRESENTANTES DEL DISPOSITIVO BICENTENARIO DE SEGURIDAD CIUDADANA.

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 100

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PREVENCION Y SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	2.500	0	0	0	0	0	2.500
403	99	01	00	Otros servicios no personales	2.500	0	0	0	0	0	2.500
404	**00**	**00**	**00**	**Activos reales**	**500.000**	**0**	**0**	**0**	**0**	0	**500.000**
404	01	00	00	Repuestos y reparaciones mayores	90.000	0	0	0	0	0	90.000
404	01	01	00	Repuestos mayores	90.000	0	0	0	0	0	90.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	60.000	0	0	0	0	0	60.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	50.000	0	0	0	0	0	50.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	50.000	0	0	0	0	0	50.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.500	0	0	0	0	0	8.500
404	05	01	00	Equipos de telecomunicaciones	8.500	0	0	0	0	0	8.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	351.500	0	0	0	0	0	351.500
404	09	01	00	Mobiliario y equipos de oficina	25.750	0	0	0	0	0	25.750
404	09	02	00	Equipos de computación	4.000	0	0	0	0	0	4.000
404	09	03	00	Mobiliario y equipos de alojamiento	321.750	0	0	0	0	0	321.750
				Totales	**1.339.431**	**0**	**0**	**0**	**0**	0	**1.339.431**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA **PROYECTO:** 117581 260115000 SUPERVISIÓN A LOS CUERPOS DE POLICÍAS

OBJETIVO DEL PROYECTO: SUPERVISIÓN DE LOS ÓRGANOS Y ENTES QUE EJERCEN EL SERVICIO DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 5.196

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**23.244.488**	**0**	**0**	**0**	**0**	**0**	**23.244.488**
401	01	00	00	Sueldos, salarios y otras retribuciones	13.552.082	0	0	0	0	0	13.552.082
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	795.638	0	0	0	0	0	795.638
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	339.432	0	0	0	0	0	339.432
401	01	18	00	Remuneraciones al personal contratado	12.164.436	0	0	0	0	0	12.164.436
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	24.576	0	0	0	0	0	24.576
401	01	99	00	Otras retribuciones	228.000	0	0	0	0	0	228.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.307.289	0	0	0	0	0	1.307.289
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	855.316	0	0	0	0	0	855.316
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	451.973	0	0	0	0	0	451.973
401	03	00	00	Primas	1.056.095	0	0	0	0	0	1.056.095
401	03	02	00	Primas de transporte a empleados	110.400	0	0	0	0	0	110.400
401	03	03	00	Primas por hogar a empleados	184.000	0	0	0	0	0	184.000
401	03	04	00	Primas por hijos a empleados	75.200	0	0	0	0	0	75.200
401	03	08	00	Primas de profesionalización a empleados	37.457	0	0	0	0	0	37.457
401	03	09	00	Primas por antigüedad a empleados	144.060	0	0	0	0	0	144.060
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	214.268	0	0	0	0	0	214.268
401	03	17	00	Primas de transporte a obreros	43.200	0	0	0	0	0	43.200
401	03	18	00	Primas por hogar a obreros	72.000	0	0	0	0	0	72.000
401	03	19	00	Primas por hijos de obreros	86.400	0	0	0	0	0	86.400
401	03	21	00	Primas por antigüedad a obreros	75.944	0	0	0	0	0	75.944
401	03	95	00	Otras primas al personal de alto nivel y de dirección	13.166	0	0	0	0	0	13.166
401	04	00	00	Complementos de sueldos y salarios	1.938.600	0	0	0	0	0	1.938.600
401	04	08	00	Bono compensatorio de alimentación a empleados	496.800	0	0	0	0	0	496.800
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	32.400	0	0	0	0	0	32.400
401	04	18	00	Bono compensatorio de alimentación a obreros	162.000	0	0	0	0	0	162.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.236.600	0	0	0	0	0	1.236.600
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	10.800	0	0	0	0	0	10.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117581 260115000 SUPERVISIÓN A LOS CUERPOS DE POLICÍAS

OBJETIVO DEL PROYECTO: SUPERVISIÓN DE LOS ÓRGANOS Y ENTES QUE EJERCEN EL SERVICIO DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN

META: 5.196

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.771.664	0	0	0	0	0	1.771.664
401	05	01	00	Aguinaldos a empleados	668.462	0	0	0	0	0	668.462
401	05	03	00	Bono vacacional a empleados	253.946	0	0	0	0	0	253.946
401	05	04	00	Aguinaldos a obreros	245.950	0	0	0	0	0	245.950
401	05	06	00	Bono vacacional a obreros	98.380	0	0	0	0	0	98.380
401	05	07	00	Aguinaldos al personal contratado	383.507	0	0	0	0	0	383.507
401	05	08	00	Bono vacacional al personal contratado	111.520	0	0	0	0	0	111.520
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	9.899	0	0	0	0	0	9.899
401	06	00	00	Aportes patronales y legales	987.946	0	0	0	0	0	987.946
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	277.149	0	0	0	0	0	277.149
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	75.585	0	0	0	0	0	75.585
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	50.391	0	0	0	0	0	50.391
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	50.391	0	0	0	0	0	50.391
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	112.588	0	0	0	0	0	112.588
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	30.706	0	0	0	0	0	30.706
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	20.470	0	0	0	0	0	20.470
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	20.470	0	0	0	0	0	20.470
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	245.050	0	0	0	0	0	245.050
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	44.555	0	0	0	0	0	44.555
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	9.800	0	0	0	0	0	9.800
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	2.672	0	0	0	0	0	2.672
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.782	0	0	0	0	0	1.782
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	1.782	0	0	0	0	0	1.782
401	06	95	00	Otros aportes legales por personal contratado	44.555	0	0	0	0	0	44.555
401	07	00	00	Asistencia socio-económica	857.608	0	0	0	0	0	857.608
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	690.713	0	0	0	0	0	690.713
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	153.531	0	0	0	0	0	153.531

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117581 260115000 SUPERVISIÓN A LOS CUERPOS DE POLICÍAS

OBJETIVO DEL PROYECTO: SUPERVISIÓN DE LOS ÓRGANOS Y ENTES QUE EJERCEN EL SERVICIO DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 5.196

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	13.364	0	0	0	0	0	13.364
401	08	00	00	Prestaciones sociales e indemnizaciones	1.773.204	0	0	0	0	0	1.773.204
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	842.765	0	0	0	0	0	842.765
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	347.498	0	0	0	0	0	347.498
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	552.694	0	0	0	0	0	552.694
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	30.247	0	0	0	0	0	30.247
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.805.668**	**0**	**0**	**0**	**0**	**0**	**2.805.668**
402	01	00	00	Productos alimenticios y agropecuarios	419.212	0	0	0	0	0	419.212
402	01	01	00	Alimentos y bebidas para personas	419.212	0	0	0	0	0	419.212
402	03	00	00	Textiles y vestuarios	251.400	0	0	0	0	0	251.400
402	03	02	00	Prendas de vestir	251.400	0	0	0	0	0	251.400
402	04	00	00	Productos de cuero y caucho	48.933	0	0	0	0	0	48.933
402	04	03	00	Cauchos y tripas para vehículos	48.933	0	0	0	0	0	48.933
402	05	00	00	Productos de papel, cartón e impresos	51.336	0	0	0	0	0	51.336
402	05	01	00	Pulpa de madera, papel y cartón	3.360	0	0	0	0	0	3.360
402	05	03	00	Productos de papel y cartón para oficina	47.976	0	0	0	0	0	47.976
402	06	00	00	Productos químicos y derivados	1.402.975	0	0	0	0	0	1.402.975
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	29.440	0	0	0	0	0	29.440
402	06	08	00	Productos plásticos	1.363.535	0	0	0	0	0	1.363.535
402	08	00	00	Productos metálicos	87.720	0	0	0	0	0	87.720
402	08	09	00	Repuestos y accesorios para equipos de transporte	87.720	0	0	0	0	0	87.720
402	10	00	00	Productos varios y útiles diversos	503.937	0	0	0	0	0	503.937
402	10	02	00	Materiales y útiles de limpieza y aseo	19.320	0	0	0	0	0	19.320
402	10	03	00	Utensilios de cocina y comedor	22.040	0	0	0	0	0	22.040
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	65.904	0	0	0	0	0	65.904
402	10	07	00	Productos de seguridad en el trabajo	30.000	0	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	366.673	0	0	0	0	0	366.673
402	99	00	00	Otros materiales y suministros	40.155	0	0	0	0	0	40.155

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117581 260115000 SUPERVISIÓN A LOS CUERPOS DE POLICÍAS

OBJETIVO DEL PROYECTO: SUPERVISIÓN DE LOS ÓRGANOS Y ENTES QUE EJERCEN EL SERVICIO DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 5.196

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	40.155	0	0	0	0	0	40.155
403	**00**	**00**	**00**	**Servicios no personales**	**3.955.958**	**0**	**0**	**0**	**0**	**0**	**3.955.958**
403	07	00	00	Servicios de información, impresión y relaciones públicas	396.106	0	0	0	0	0	396.106
403	07	02	00	Imprenta y reproducción	396.106	0	0	0	0	0	396.106
403	09	00	00	Viáticos y pasajes	1.928.880	0	0	0	0	0	1.928.880
403	09	01	00	Viáticos y pasajes dentro del país	1.928.880	0	0	0	0	0	1.928.880
403	10	00	00	Servicios profesionales y técnicos	600.000	0	0	0	0	0	600.000
403	10	07	00	Servicios de capacitación y adiestramiento	600.000	0	0	0	0	0	600.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	96.000	0	0	0	0	0	96.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	96.000	0	0	0	0	0	96.000
403	18	00	00	Impuestos indirectos	636.996	0	0	0	0	0	636.996
403	18	01	00	Impuesto al valor agregado	636.996	0	0	0	0	0	636.996
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	91.530	0	0	0	0	0	91.530
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	91.530	0	0	0	0	0	91.530
403	99	00	00	Otros servicios no personales	206.446	0	0	0	0	0	206.446
403	99	01	00	Otros servicios no personales	206.446	0	0	0	0	0	206.446
404	**00**	**00**	**00**	**Activos reales**	**1.220.462**	**0**	**0**	**0**	**0**	**0**	**1.220.462**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	80.000	0	0	0	0	0	80.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	80.000	0	0	0	0	0	80.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.200	0	0	0	0	0	5.200
404	05	01	00	Equipos de telecomunicaciones	5.200	0	0	0	0	0	5.200
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	14.000	0	0	0	0	0	14.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	14.000	0	0	0	0	0	14.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	171.361	0	0	0	0	0	171.361
404	09	02	00	Equipos de computación	171.361	0	0	0	0	0	171.361
404	12	00	00	Activos intangibles	949.901	0	0	0	0	0	949.901
404	12	04	00	Paquetes y programas de computación	949.901	0	0	0	0	0	949.901
407	**00**	**00**	**00**	**Transferencias y donaciones**	**449.650**	**0**	**0**	**0**	**0**	**0**	**449.650**
407	01	00	00	Transferencias y donaciones corrientes internas	449.650	0	0	0	0	0	449.650

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117581 260115000 SUPERVISIÓN A LOS CUERPOS DE POLICÍAS

OBJETIVO DEL PROYECTO: SUPERVISIÓN DE LOS ÓRGANOS Y ENTES QUE EJERCEN EL SERVICIO DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN

META: 5.196

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	00	Transferencias corrientes internas al sector privado	153.400	0	0	0	0	0	153.400
407	01	01	05	Becas de perfeccionamiento profesional en el país	58.800	0	0	0	0	0	58.800
407	01	01	06	Becas para estudios en el extranjero	94.600	0	0	0	0	0	94.600
407	01	02	00	Donaciones corrientes internas al sector privado	296.250	0	0	0	0	0	296.250
407	01	02	01	Donaciones corrientes a personas	296.250	0	0	0	0	0	296.250
				Totales	**31.676.226**	**0**	**0**	**0**	**0**	**0**	**31.676.226**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117581 260115000 SUPERVISIÓN A LOS CUERPOS DE POLICÍAS

OBJETIVO DEL PROYECTO: SUPERVISIÓN DE LOS ÓRGANOS Y ENTES QUE EJERCEN EL SERVICIO DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 5.196

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117581 260115000 SUPERVISIÓN A LOS CUERPOS DE POLICÍAS

OBJETIVO DEL PROYECTO: SUPERVISIÓN DE LOS ÓRGANOS Y ENTES QUE EJERCEN EL SERVICIO DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 5.196

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260115007 SUPERVISIÓN DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 2.940

RESPONSABLE/EJECUTOR: DIR. GEN DEL SERVICIO DE POLICÍA Y OFICINAS TÉCNICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**18.343.659**	0	0	0	0	0	**18.343.659**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.903.230	0	0	0	0	0	9.903.230
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	771.062	0	0	0	0	0	771.062
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	264.192	0	0	0	0	0	264.192
401	01	18	00	Remuneraciones al personal contratado	8.726.976	0	0	0	0	0	8.726.976
401	01	99	00	Otras retribuciones	141.000	0	0	0	0	0	141.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.246.251	0	0	0	0	0	1.246.251
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	855.316	0	0	0	0	0	855.316
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	390.935	0	0	0	0	0	390.935
401	03	00	00	Primas	926.213	0	0	0	0	0	926.213
401	03	02	00	Primas de transporte a empleados	108.000	0	0	0	0	0	108.000
401	03	03	00	Primas por hogar a empleados	180.000	0	0	0	0	0	180.000
401	03	04	00	Primas por hijos a empleados	72.000	0	0	0	0	0	72.000
401	03	08	00	Primas de profesionalización a empleados	35.491	0	0	0	0	0	35.491
401	03	09	00	Primas por antigüedad a empleados	144.060	0	0	0	0	0	144.060
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	156.384	0	0	0	0	0	156.384
401	03	17	00	Primas de transporte a obreros	36.000	0	0	0	0	0	36.000
401	03	18	00	Primas por hogar a obreros	60.000	0	0	0	0	0	60.000
401	03	19	00	Primas por hijos de obreros	72.000	0	0	0	0	0	72.000
401	03	21	00	Primas por antigüedad a obreros	62.278	0	0	0	0	0	62.278
401	04	00	00	Complementos de sueldos y salarios	1.441.800	0	0	0	0	0	1.441.800
401	04	08	00	Bono compensatorio de alimentación a empleados	486.000	0	0	0	0	0	486.000
401	04	18	00	Bono compensatorio de alimentación a obreros	162.000	0	0	0	0	0	162.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	793.800	0	0	0	0	0	793.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117581 260115000 SUPERVISIÓN A LOS CUERPOS DE POLICÍAS

OBJETIVO DEL PROYECTO: SUPERVISIÓN DE LOS ÓRGANOS Y ENTES QUE EJERCEN EL SERVICIO DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 5.196

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260115007 SUPERVISIÓN DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 2.940

RESPONSABLE/EJECUTOR: DIR. GEN DEL SERVICIO DE POLICÍA Y OFICINAS TÉCNICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.707.948	0	0	0	0	0	1.707.948
401	05	01	00	Aguinaldos a empleados	668.462	0	0	0	0	0	668.462
401	05	03	00	Bono vacacional a empleados	238.600	0	0	0	0	0	238.600
401	05	04	00	Aguinaldos a obreros	245.950	0	0	0	0	0	245.950
401	05	06	00	Bono vacacional a obreros	98.380	0	0	0	0	0	98.380
401	05	07	00	Aguinaldos al personal contratado	383.507	0	0	0	0	0	383.507
401	05	08	00	Bono vacacional al personal contratado	73.049	0	0	0	0	0	73.049
401	06	00	00	Aportes patronales y legales	816.867	0	0	0	0	0	816.867
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	267.877	0	0	0	0	0	267.877
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	73.057	0	0	0	0	0	73.057
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	48.705	0	0	0	0	0	48.705
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	48.705	0	0	0	0	0	48.705
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	97.396	0	0	0	0	0	97.396
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	26.563	0	0	0	0	0	26.563
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	17.708	0	0	0	0	0	17.708
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	17.708	0	0	0	0	0	17.708
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	160.708	0	0	0	0	0	160.708
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	29.220	0	0	0	0	0	29.220
401	06	95	00	Otros aportes legales por personal contratado	29.220	0	0	0	0	0	29.220
401	07	00	00	Asistencia socio-económica	810.882	0	0	0	0	0	810.882
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	678.069	0	0	0	0	0	678.069
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	132.813	0	0	0	0	0	132.813
401	08	00	00	Prestaciones sociales e indemnizaciones	1.490.468	0	0	0	0	0	1.490.468

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117581 260115000 SUPERVISIÓN A LOS CUERPOS DE POLICÍAS

OBJETIVO DEL PROYECTO: SUPERVISIÓN DE LOS ÓRGANOS Y ENTES QUE EJERCEN EL SERVICIO DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 5.196

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260115007 SUPERVISIÓN DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 2.940

RESPONSABLE/EJECUTOR: DIR. GEN DEL SERVICIO DE POLICÍA Y OFICINAS TÉCNICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	817.009	0	0	0	0	0	817.009
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	300.606	0	0	0	0	0	300.606
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	372.853	0	0	0	0	0	372.853
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**722.627**	**0**	**0**	**0**	**0**	**0**	**722.627**
402	01	00	00	Productos alimenticios y agropecuarios	291.626	0	0	0	0	0	291.626
402	01	01	00	Alimentos y bebidas para personas	291.626	0	0	0	0	0	291.626
402	03	00	00	Textiles y vestuarios	125.700	0	0	0	0	0	125.700
402	03	02	00	Prendas de vestir	125.700	0	0	0	0	0	125.700
402	04	00	00	Productos de cuero y caucho	38.133	0	0	0	0	0	38.133
402	04	03	00	Cauchos y tripas para vehículos	38.133	0	0	0	0	0	38.133
402	05	00	00	Productos de papel, cartón e impresos	22.379	0	0	0	0	0	22.379
402	05	03	00	Productos de papel y cartón para oficina	22.379	0	0	0	0	0	22.379
402	06	00	00	Productos químicos y derivados	46.537	0	0	0	0	0	46.537
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	14.720	0	0	0	0	0	14.720
402	06	08	00	Productos plásticos	21.817	0	0	0	0	0	21.817
402	08	00	00	Productos metálicos	46.600	0	0	0	0	0	46.600
402	08	09	00	Repuestos y accesorios para equipos de transporte	46.600	0	0	0	0	0	46.600
402	10	00	00	Productos varios y útiles diversos	128.252	0	0	0	0	0	128.252
402	10	02	00	Materiales y útiles de limpieza y aseo	9.660	0	0	0	0	0	9.660
402	10	03	00	Utensilios de cocina y comedor	22.040	0	0	0	0	0	22.040
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	32.952	0	0	0	0	0	32.952
402	10	07	00	Productos de seguridad en el trabajo	15.000	0	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	48.600	0	0	0	0	0	48.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117581 260115000 SUPERVISIÓN A LOS CUERPOS DE POLICÍAS

OBJETIVO DEL PROYECTO: SUPERVISIÓN DE LOS ÓRGANOS Y ENTES QUE EJERCEN EL SERVICIO DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 5.196

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260115007 SUPERVISIÓN DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 2.940

RESPONSABLE/EJECUTOR: DIR. GEN DEL SERVICIO DE POLICÍA Y OFICINAS TÉCNICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	23.400	0	0	0	0	0	23.400
402	99	01	00	Otros materiales y suministros	23.400	0	0	0	0	0	23.400
403	**00**	**00**	**00**	**Servicios no personales**	**2.149.758**	**0**	**0**	**0**	**0**	0	**2.149.758**
403	07	00	00	Servicios de información, impresión y relaciones públicas	186.106	0	0	0	0	0	186.106
403	07	02	00	Imprenta y reproducción	186.106	0	0	0	0	0	186.106
403	09	00	00	Viáticos y pasajes	1.285.920	0	0	0	0	0	1.285.920
403	09	01	00	Viáticos y pasajes dentro del pais	1.285.920	0	0	0	0	0	1.285.920
403	10	00	00	Servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	10	07	00	Servicios de capacitación y adiestramiento	300.000	0	0	0	0	0	300.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	48.000	0	0	0	0	0	48.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	48.000	0	0	0	0	0	48.000
403	18	00	00	Impuestos indirectos	197.442	0	0	0	0	0	197.442
403	18	01	00	Impuesto al valor agregado	197.442	0	0	0	0	0	197.442
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	36.045	0	0	0	0	0	36.045
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	36.045	0	0	0	0	0	36.045
403	99	00	00	Otros servicios no personales	96.245	0	0	0	0	0	96.245
403	99	01	00	Otros servicios no personales	96.245	0	0	0	0	0	96.245
				Totales	**21.216.044**	**0**	**0**	**0**	**0**	0	**21.216.044**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117581 260115000 SUPERVISIÓN A LOS CUERPOS DE POLICÍAS

OBJETIVO DEL PROYECTO: SUPERVISIÓN DE LOS ÓRGANOS Y ENTES QUE EJERCEN EL SERVICIO DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 5.196

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260115008 SUPERVISIÓN DE ASISTENCIA TÉCNICA Y CONTROL DISCIPLINARIOS DE LOS CUERPOS DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 2.256

RESPONSABLE/EJECUTOR: VICEMINISTERIO DEL SISTEMA INTEGRADO DE POLICÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.900.829**	**0**	**0**	**0**	**0**	**0**	**4.900.829**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.648.852	0	0	0	0	0	3.648.852
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	24.576	0	0	0	0	0	24.576
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	75.240	0	0	0	0	0	75.240
401	01	18	00	Remuneraciones al personal contratado	3.437.460	0	0	0	0	0	3.437.460
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	24.576	0	0	0	0	0	24.576
401	01	99	00	Otras retribuciones	87.000	0	0	0	0	0	87.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	61.038	0	0	0	0	0	61.038
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	61.038	0	0	0	0	0	61.038
401	03	00	00	Primas	129.882	0	0	0	0	0	129.882
401	03	02	00	Primas de transporte a empleados	2.400	0	0	0	0	0	2.400
401	03	03	00	Primas por hogar a empleados	4.000	0	0	0	0	0	4.000
401	03	04	00	Primas por hijos a empleados	3.200	0	0	0	0	0	3.200
401	03	08	00	Primas de profesionalización a empleados	1.966	0	0	0	0	0	1.966
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	57.884	0	0	0	0	0	57.884
401	03	17	00	Primas de transporte a obreros	7.200	0	0	0	0	0	7.200
401	03	18	00	Primas por hogar a obreros	12.000	0	0	0	0	0	12.000
401	03	19	00	Primas por hijos de obreros	14.400	0	0	0	0	0	14.400
401	03	21	00	Primas por antigüedad a obreros	13.666	0	0	0	0	0	13.666
401	03	95	00	Otras primas al personal de alto nivel y de dirección	13.166	0	0	0	0	0	13.166
401	04	00	00	Complementos de sueldos y salarios	496.800	0	0	0	0	0	496.800
401	04	08	00	Bono compensatorio de alimentación a empleados	10.800	0	0	0	0	0	10.800
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	32.400	0	0	0	0	0	32.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117581 260115000 SUPERVISIÓN A LOS CUERPOS DE POLICÍAS

OBJETIVO DEL PROYECTO: SUPERVISIÓN DE LOS ÓRGANOS Y ENTES QUE EJERCEN EL SERVICIO DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 5.196

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260115008 SUPERVISIÓN DE ASISTENCIA TÉCNICA Y CONTROL DISCIPLINARIOS DE LOS CUERPOS DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 2.256

RESPONSABLE/EJECUTOR: VICEMINISTERIO DEL SISTEMA INTEGRADO DE POLICÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	442.800	0	0	0	0	0	442.800
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	10.800	0	0	0	0	0	10.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	63.716	0	0	0	0	0	63.716
401	05	03	00	Bono vacacional a empleados	15.346	0	0	0	0	0	15.346
401	05	08	00	Bono vacacional al personal contratado	38.471	0	0	0	0	0	38.471
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	9.899	0	0	0	0	0	9.899
401	06	00	00	Aportes patronales y legales	171.079	0	0	0	0	0	171.079
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	9.272	0	0	0	0	0	9.272
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.528	0	0	0	0	0	2.528
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.686	0	0	0	0	0	1.686
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.686	0	0	0	0	0	1.686
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	15.192	0	0	0	0	0	15.192
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	4.143	0	0	0	0	0	4.143
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.762	0	0	0	0	0	2.762
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.762	0	0	0	0	0	2.762
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	84.342	0	0	0	0	0	84.342
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	15.335	0	0	0	0	0	15.335
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	9.800	0	0	0	0	0	9.800
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	2.672	0	0	0	0	0	2.672
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.782	0	0	0	0	0	1.782
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	1.782	0	0	0	0	0	1.782
401	06	95	00	Otros aportes legales por personal contratado	15.335	0	0	0	0	0	15.335

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117581 260115000 SUPERVISIÓN A LOS CUERPOS DE POLICÍAS

OBJETIVO DEL PROYECTO: SUPERVISIÓN DE LOS ÓRGANOS Y ENTES QUE EJERCEN EL SERVICIO DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 5.196

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260115008 SUPERVISIÓN DE ASISTENCIA TÉCNICA Y CONTROL DISCIPLINARIOS DE LOS CUERPOS DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 2.256

RESPONSABLE/EJECUTOR: VICEMINISTERIO DEL SISTEMA INTEGRADO DE POLICÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	46.726	0	0	0	0	0	46.726
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	12.644	0	0	0	0	0	12.644
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	20.718	0	0	0	0	0	20.718
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	13.364	0	0	0	0	0	13.364
401	08	00	00	Prestaciones sociales e indemnizaciones	282.736	0	0	0	0	0	282.736
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	25.756	0	0	0	0	0	25.756
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	46.892	0	0	0	0	0	46.892
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	179.841	0	0	0	0	0	179.841
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	30.247	0	0	0	0	0	30.247
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**456.967**	**0**	**0**	**0**	**0**	**0**	**456.967**
402	01	00	00	Productos alimenticios y agropecuarios	127.586	0	0	0	0	0	127.586
402	01	01	00	Alimentos y bebidas para personas	127.586	0	0	0	0	0	127.586
402	03	00	00	Textiles y vestuarios	125.700	0	0	0	0	0	125.700
402	03	02	00	Prendas de vestir	125.700	0	0	0	0	0	125.700
402	04	00	00	Productos de cuero y caucho	10.800	0	0	0	0	0	10.800
402	04	03	00	Cauchos y tripas para vehículos	10.800	0	0	0	0	0	10.800
402	05	00	00	Productos de papel, cartón e impresos	28.957	0	0	0	0	0	28.957
402	05	01	00	Pulpa de madera, papel y cartón	3.360	0	0	0	0	0	3.360
402	05	03	00	Productos de papel y cartón para oficina	25.597	0	0	0	0	0	25.597
402	06	00	00	Productos químicos y derivados	36.537	0	0	0	0	0	36.537
402	06	06	00	Combustibles y lubricantes	14.720	0	0	0	0	0	14.720
402	06	08	00	Productos plásticos	21.817	0	0	0	0	0	21.817
402	08	00	00	Productos metálicos	41.120	0	0	0	0	0	41.120

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117581 260115000 SUPERVISIÓN A LOS CUERPOS DE POLICÍAS

OBJETIVO DEL PROYECTO: SUPERVISIÓN DE LOS ÓRGANOS Y ENTES QUE EJERCEN EL SERVICIO DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 5.196

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260115008 SUPERVISIÓN DE ASISTENCIA TÉCNICA Y CONTROL DISCIPLINARIOS DE LOS CUERPOS DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 2.256

RESPONSABLE/EJECUTOR: VICEMINISTERIO DEL SISTEMA INTEGRADO DE POLICÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	41.120	0	0	0	0	0	41.120
402	10	00	00	Productos varios y útiles diversos	79.512	0	0	0	0	0	79.512
402	10	02	00	Materiales y útiles de limpieza y aseo	9.660	0	0	0	0	0	9.660
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	32.952	0	0	0	0	0	32.952
402	10	07	00	Productos de seguridad en el trabajo	15.000	0	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	21.900	0	0	0	0	0	21.900
402	99	00	00	Otros materiales y suministros	6.755	0	0	0	0	0	6.755
402	99	01	00	Otros materiales y suministros	6.755	0	0	0	0	0	6.755
403	**00**	**00**	**00**	**Servicios no personales**	**1.604.837**	**0**	**0**	**0**	**0**	0	**1.604.837**
403	07	00	00	Servicios de información, impresión y relaciones públicas	210.000	0	0	0	0	0	210.000
403	07	02	00	Imprenta y reproducción	210.000	0	0	0	0	0	210.000
403	09	00	00	Viáticos y pasajes	642.960	0	0	0	0	0	642.960
403	09	01	00	Viáticos y pasajes dentro del pais	642.960	0	0	0	0	0	642.960
403	10	00	00	Servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	10	07	00	Servicios de capacitación y adiestramiento	300.000	0	0	0	0	0	300.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	48.000	0	0	0	0	0	48.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	48.000	0	0	0	0	0	48.000
403	18	00	00	Impuestos indirectos	238.191	0	0	0	0	0	238.191
403	18	01	00	Impuesto al valor agregado	238.191	0	0	0	0	0	238.191
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	55.485	0	0	0	0	0	55.485
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	55.485	0	0	0	0	0	55.485
403	99	00	00	Otros servicios no personales	110.201	0	0	0	0	0	110.201
403	99	01	00	Otros servicios no personales	110.201	0	0	0	0	0	110.201

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117581 260115000 SUPERVISIÓN A LOS CUERPOS DE POLICÍAS

OBJETIVO DEL PROYECTO: SUPERVISIÓN DE LOS ÓRGANOS Y ENTES QUE EJERCEN EL SERVICIO DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 5.196

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260115008 SUPERVISIÓN DE ASISTENCIA TÉCNICA Y CONTROL DISCIPLINARIOS DE LOS CUERPOS DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 2.256

RESPONSABLE/EJECUTOR: VICEMINISTERIO DEL SISTEMA INTEGRADO DE POLICÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**218.608**	**0**	**0**	**0**	**0**	**0**	**218.608**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	80.000	0	0	0	0	0	80.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	80.000	0	0	0	0	0	80.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.200	0	0	0	0	0	5.200
404	05	01	00	Equipos de telecomunicaciones	5.200	0	0	0	0	0	5.200
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	14.000	0	0	0	0	0	14.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	14.000	0	0	0	0	0	14.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	119.408	0	0	0	0	0	119.408
404	09	02	00	Equipos de computación	119.408	0	0	0	0	0	119.408
				Totales	**7.181.241**	**0**	**0**	**0**	**0**	**0**	**7.181.241**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117581 260115000 SUPERVISIÓN A LOS CUERPOS DE POLICÍAS

OBJETIVO DEL PROYECTO: SUPERVISIÓN DE LOS ÓRGANOS Y ENTES QUE EJERCEN EL SERVICIO DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 5.196

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260115009 EXPEDICIÓN DE CREDENCIALES A NIVEL NACIONAL

UNIDAD DE MEDIDA: CARNET **META:** 2.000

RESPONSABLE/EJECUTOR: VICEMINISTERIO DEL SISTEMA INTEGRADO DE POLICÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.626.074**	**0**	**0**	**0**	**0**	**0**	**1.626.074**
402	06	00	00	Productos químicos y derivados	1.319.901	0	0	0	0	0	1.319.901
402	06	08	00	Productos plásticos	1.319.901	0	0	0	0	0	1.319.901
402	10	00	00	Productos varios y útiles diversos	296.173	0	0	0	0	0	296.173
402	10	08	00	Materiales para equipos de computación	296.173	0	0	0	0	0	296.173
402	99	00	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
402	99	01	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**201.363**	**0**	**0**	**0**	**0**	**0**	**201.363**
403	18	00	00	Impuestos indirectos	201.363	0	0	0	0	0	201.363
403	18	01	00	Impuesto al valor agregado	201.363	0	0	0	0	0	201.363
404	**00**	**00**	**00**	**Activos reales**	**51.953**	**0**	**0**	**0**	**0**	**0**	**51.953**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	51.953	0	0	0	0	0	51.953
404	09	02	00	Equipos de computación	51.953	0	0	0	0	0	51.953
				Totales	**1.879.390**	**0**	**0**	**0**	**0**	**0**	**1.879.390**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117581 260115000 SUPERVISIÓN A LOS CUERPOS DE POLICÍAS

OBJETIVO DEL PROYECTO: SUPERVISIÓN DE LOS ÓRGANOS Y ENTES QUE EJERCEN EL SERVICIO DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 5.196

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260115010 CREAR Y MANTENER ACTUALIZADO EL REGISTRO DE FUNCIONARIAS Y FUNCIONARIOS POLICIALES EN EL ÁMBITO NACIONAL ESTADAL Y MUNICIPAL

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DEL SISTEMA INTEGRADO DE POLICÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**949.901**	**0**	**0**	**0**	**0**	**0**	**949.901**
404	12	00	00	Activos intangibles	949.901	0	0	0	0	0	949.901
404	12	04	00	Paquetes y programas de computación	949.901	0	0	0	0	0	949.901
				Totales	**949.901**	**0**	**0**	**0**	**0**	**0**	**949.901**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117581 260115000 SUPERVISIÓN A LOS CUERPOS DE POLICÍAS

OBJETIVO DEL PROYECTO: SUPERVISIÓN DE LOS ÓRGANOS Y ENTES QUE EJERCEN EL SERVICIO DE POLICÍA

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 5.196

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260115011 REALIZAR EL CUNCURSO DE LAS PRÁCTICAS POLICIALES A LOS FINES DE DETERMINAR LAS BUENAS Y MALAS PRÁCTICAS

UNIDAD DE MEDIDA: CONCURSO **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DEL SISTEMA INTEGRADO DE POLICÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**449.650**	**0**	**0**	**0**	**0**	**0**	**449.650**
407	01	00	00	Transferencias y donaciones corrientes internas	449.650	0	0	0	0	0	449.650
407	01	01	00	Transferencias corrientes internas al sector privado	153.400	0	0	0	0	0	153.400
407	01	01	05	Becas de perfeccionamiento profesional en el país	58.800	0	0	0	0	0	58.800
407	01	01	06	Becas para estudios en el extranjero	94.600	0	0	0	0	0	94.600
407	01	02	00	Donaciones corrientes internas al sector privado	296.250	0	0	0	0	0	296.250
407	01	02	01	Donaciones corrientes a personas	296.250	0	0	0	0	0	296.250
				Totales	**449.650**	**0**	**0**	**0**	**0**	**0**	**449.650**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117657 260116000 PROFUNDIZAR EN LA INTELIGENCIA Y CONTRAINTELIGENCIA PARA LA SEGURIDAD DE ESTADO

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA ASEGURAR LOS DISPOSITIVOS DE BÚSQUEDA, PROCESAMIENTO, ANÁLISIS Y SUMINISTRO DE INFORMACIÓN PARA LA TOMA DE DECISIONES, COMPROMETIDA CON LA CONTINUIDAD DE LAS POLÍTICAS DE PROTECCIÓN DE LOS INTERESES NACIONALES, A OBJETO DE PRESERVAR LA ESTABILIDAD DE LA NACIÓN MEDIANTE EL FORJAMIENTO DE UNA ORGANIZACIÓN MODERNA, A FIN DE CONTROLAR LAS ZONAS VULNERABLES DEL PAÍS Y RESPONDER A LOS CAMBIOS SOCIO - POLÍTICOS Y ECONÓMICOS NACIONALES E INTERNACIONALES

UNIDAD DE MEDIDA: INFORME **META:** 21.338

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**429.823.864**	**0**	**0**	**0**	**0**	**0**	**429.823.864**
401	01	00	00	Sueldos, salarios y otras retribuciones	90.231.076	0	0	0	0	0	90.231.076
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	80.110.172	0	0	0	0	0	80.110.172
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	814.625	0	0	0	0	0	814.625
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.074.287	0	0	0	0	0	4.074.287
401	01	18	00	Remuneraciones al personal contratado	4.031.992	0	0	0	0	0	4.031.992
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.200.000	0	0	0	0	0	1.200.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	105.667.084	0	0	0	0	0	105.667.084
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	99.331.537	0	0	0	0	0	99.331.537
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	1.833.282	0	0	0	0	0	1.833.282
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.502.265	0	0	0	0	0	4.502.265
401	03	00	00	Primas	122.001.948	0	0	0	0	0	122.001.948
401	03	02	00	Primas de transporte a empleados	4.566.600	0	0	0	0	0	4.566.600
401	03	03	00	Primas por hogar a empleados	7.611.000	0	0	0	0	0	7.611.000
401	03	04	00	Primas por hijos a empleados	3.623.248	0	0	0	0	0	3.623.248
401	03	08	00	Primas de profesionalización a empleados	5.147.875	0	0	0	0	0	5.147.875
401	03	09	00	Primas por antigüedad a empleados	23.587.704	0	0	0	0	0	23.587.704
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	36.083.728	0	0	0	0	0	36.083.728
401	03	17	00	Primas de transporte a obreros	464.400	0	0	0	0	0	464.400
401	03	18	00	Primas por hogar a obreros	777.000	0	0	0	0	0	777.000
401	03	19	00	Primas por hijos de obreros	404.928	0	0	0	0	0	404.928
401	03	21	00	Primas por antigüedad a obreros	1.359.474	0	0	0	0	0	1.359.474
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	12.461.107	0	0	0	0	0	12.461.107
401	03	31	00	Primas por riesgo al personal militar y de seguridad	24.200.288	0	0	0	0	0	24.200.288
401	03	98	00	Otras primas a obreros	1.714.596	0	0	0	0	0	1.714.596
401	04	00	00	Complementos de sueldos y salarios	26.782.620	0	0	0	0	0	26.782.620
401	04	02	00	Complemento a empleados por trabajo nocturno	2.400	0	0	0	0	0	2.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117657 260116000 PROFUNDIZAR EN LA INTELIGENCIA Y CONTRAINTELIGENCIA PARA LA SEGURIDAD DE ESTADO

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA ASEGURAR LOS DISPOSITIVOS DE BÚSQUEDA, PROCESAMIENTO, ANÁLISIS Y SUMINISTRO DE INFORMACIÓN PARA LA TOMA DE DECISIONES, COMPROMETIDA CON LA CONTINUIDAD DE LAS POLÍTICAS DE PROTECCIÓN DE LOS INTERESES NACIONALES, A OBJETO DE PRESERVAR LA ESTABILIDAD DE LA NACIÓN MEDIANTE EL FORJAMIENTO DE UNA ORGANIZACIÓN MODERNA, A FIN DE CONTROLAR LAS ZONAS VULNERABLES DEL PAÍS Y RESPONDER A LOS CAMBIOS SOCIO - POLÍTICOS Y ECONÓMICOS NACIONALES E INTERNACIONALES

UNIDAD DE MEDIDA: INFORME

META: 21.338

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	06	00	Complemento a empleados por comisión de servicios	1.524.745	0	0	0	0	0	1.524.745
401	04	08	00	Bono compensatorio de alimentación a empleados	22.113.000	0	0	0	0	0	22.113.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	40.000	0	0	0	0	0	40.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	40.000	0	0	0	0	0	40.000
401	04	18	00	Bono compensatorio de alimentación a obreros	2.272.725	0	0	0	0	0	2.272.725
401	04	26	00	Bono compensatorio de alimentación al personal contratado	789.750	0	0	0	0	0	789.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	28.768.305	0	0	0	0	0	28.768.305
401	05	03	00	Bono vacacional a empleados	27.327.897	0	0	0	0	0	27.327.897
401	05	06	00	Bono vacacional a obreros	1.326.083	0	0	0	0	0	1.326.083
401	05	08	00	Bono vacacional al personal contratado	114.325	0	0	0	0	0	114.325
401	06	00	00	Aportes patronales y legales	4.054.680	0	0	0	0	0	4.054.680
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.204.407	0	0	0	0	0	3.204.407
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	162.971	0	0	0	0	0	162.971
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	603.636	0	0	0	0	0	603.636
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	83.666	0	0	0	0	0	83.666
401	07	00	00	Asistencia socio-económica	17.709.813	0	0	0	0	0	17.709.813
401	07	01	00	Capacitación y adiestramiento a empleados	800.000	0	0	0	0	0	800.000
401	07	02	00	Becas a empleados	960.000	0	0	0	0	0	960.000
401	07	03	00	Ayudas por matrimonio a empleados	10.000	0	0	0	0	0	10.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	10.000	0	0	0	0	0	10.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	500.000	0	0	0	0	0	500.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.184.955	0	0	0	0	0	6.184.955
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.200.000	0	0	0	0	0	2.200.000
401	07	10	00	Dotación de uniformes a empleados	1.000.000	0	0	0	0	0	1.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.100.000	0	0	0	0	0	2.100.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.900.000	0	0	0	0	0	1.900.000
401	07	17	00	Capacitación y adiestramiento a obreros	120.000	0	0	0	0	0	120.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117657 260116000 PROFUNDIZAR EN LA INTELIGENCIA Y CONTRAINTELIGENCIA PARA LA SEGURIDAD DE ESTADO

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA ASEGURAR LOS DISPOSITIVOS DE BÚSQUEDA, PROCESAMIENTO, ANÁLISIS Y SUMINISTRO DE INFORMACIÓN PARA LA TOMA DE DECISIONES, COMPROMETIDA CON LA CONTINUIDAD DE LAS POLÍTICAS DE PROTECCIÓN DE LOS INTERESES NACIONALES, A OBJETO DE PRESERVAR LA ESTABILIDAD DE LA NACIÓN MEDIANTE EL FORJAMIENTO DE UNA ORGANIZACIÓN MODERNA, A FIN DE CONTROLAR LAS ZONAS VULNERABLES DEL PAÍS Y RESPONDER A LOS CAMBIOS SOCIO - POLÍTICOS Y ECONÓMICOS NACIONALES E INTERNACIONALES

UNIDAD DE MEDIDA: INFORME **META:** 21.338

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	18	00	Becas a obreros	150.000	0	0	0	0	0	150.000
401	07	19	00	Ayudas por matrimonio de obreros	5.000	0	0	0	0	0	5.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.000	0	0	0	0	0	5.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	100.000	0	0	0	0	0	100.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	514.858	0	0	0	0	0	514.858
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	260.000	0	0	0	0	0	260.000
401	07	26	00	Dotación de uniformes a obreros	250.000	0	0	0	0	0	250.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	300.000	0	0	0	0	0	300.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	220.000	0	0	0	0	0	220.000
401	07	33	00	Asistencia socio-económica al personal contratado	120.000	0	0	0	0	0	120.000
401	08	00	00	Prestaciones sociales e indemnizaciones	34.008.338	0	0	0	0	0	34.008.338
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	32.222.352	0	0	0	0	0	32.222.352
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.563.886	0	0	0	0	0	1.563.886
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	222.100	0	0	0	0	0	222.100
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	600.000	0	0	0	0	0	600.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	600.000	0	0	0	0	0	600.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.859.015**	**0**	**0**	**0**	**0**	**0**	**11.859.015**
402	01	00	00	Productos alimenticios y agropecuarios	3.300.000	0	0	0	0	0	3.300.000
402	01	01	00	Alimentos y bebidas para personas	3.000.000	0	0	0	0	0	3.000.000
402	01	02	00	Alimentos para animales	300.000	0	0	0	0	0	300.000
402	02	00	00	Productos de minas, canteras y yacimientos	15.152	0	0	0	0	0	15.152
402	02	05	00	Piedra, arcilla, arena y tierra	15.152	0	0	0	0	0	15.152
402	03	00	00	Textiles y vestuarios	196.970	0	0	0	0	0	196.970
402	03	01	00	Textiles	5.051	0	0	0	0	0	5.051
402	03	02	00	Prendas de vestir	168.350	0	0	0	0	0	168.350
402	03	03	00	Calzados	23.569	0	0	0	0	0	23.569
402	04	00	00	Productos de cuero y caucho	1.300.000	0	0	0	0	0	1.300.000
402	04	03	00	Cauchos y tripas para vehículos	1.300.000	0	0	0	0	0	1.300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117657 260116000 PROFUNDIZAR EN LA INTELIGENCIA Y CONTRAINTELIGENCIA PARA LA SEGURIDAD DE ESTADO

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA ASEGURAR LOS DISPOSITIVOS DE BÚSQUEDA, PROCESAMIENTO, ANÁLISIS Y SUMINISTRO DE INFORMACIÓN PARA LA TOMA DE DECISIONES, COMPROMETIDA CON LA CONTINUIDAD DE LAS POLÍTICAS DE PROTECCIÓN DE LOS INTERESES NACIONALES, A OBJETO DE PRESERVAR LA ESTABILIDAD DE LA NACIÓN MEDIANTE EL FORJAMIENTO DE UNA ORGANIZACIÓN MODERNA, A FIN DE CONTROLAR LAS ZONAS VULNERABLES DEL PAÍS Y RESPONDER A LOS CAMBIOS SOCIO - POLÍTICOS Y ECONÓMICOS NACIONALES E INTERNACIONALES

UNIDAD DE MEDIDA: INFORME **META:** 21.338

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	349.770	0	0	0	0	0	349.770
402	05	01	00	Pulpa de madera, papel y cartón	115.600	0	0	0	0	0	115.600
402	05	02	00	Envases y cajas de papel y cartón	8.820	0	0	0	0	0	8.820
402	05	03	00	Productos de papel y cartón para oficina	224.850	0	0	0	0	0	224.850
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	500	0	0	0	0	0	500
402	06	00	00	Productos químicos y derivados	536.968	0	0	0	0	0	536.968
402	06	02	00	Abonos, plaguicidas y otros	80.200	0	0	0	0	0	80.200
402	06	03	00	Tintas, pinturas y colorantes	121.886	0	0	0	0	0	121.886
402	06	04	00	Productos farmacéuticos y medicamentos	195.455	0	0	0	0	0	195.455
402	06	06	00	Combustibles y lubricantes	69.225	0	0	0	0	0	69.225
402	06	08	00	Productos plásticos	70.202	0	0	0	0	0	70.202
402	07	00	00	Productos minerales no metálicos	113.750	0	0	0	0	0	113.750
402	07	02	00	Vidrios y productos de vidrio	13.468	0	0	0	0	0	13.468
402	07	04	00	Cemento, cal y yeso	100.282	0	0	0	0	0	100.282
402	08	00	00	Productos metálicos	1.285.319	0	0	0	0	0	1.285.319
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	356.734	0	0	0	0	0	356.734
402	08	04	00	Productos metálicos estructurales	4.040	0	0	0	0	0	4.040
402	08	05	00	Materiales de orden público, seguridad y defensa	520.000	0	0	0	0	0	520.000
402	08	07	00	Material de señalamiento	4.040	0	0	0	0	0	4.040
402	08	09	00	Repuestos y accesorios para equipos de transporte	400.505	0	0	0	0	0	400.505
402	09	00	00	Productos de madera	150.000	0	0	0	0	0	150.000
402	09	01	00	Productos primarios de madera	150.000	0	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	2.774.998	0	0	0	0	0	2.774.998
402	10	01	00	Artículos de deporte, recreación y juguetes	23.569	0	0	0	0	0	23.569
402	10	02	00	Materiales y útiles de limpieza y aseo	410.000	0	0	0	0	0	410.000
402	10	03	00	Utensilios de cocina y comedor	100.000	0	0	0	0	0	100.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	145.758	0	0	0	0	0	145.758
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	178.850	0	0	0	0	0	178.850

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117657 260116000 PROFUNDIZAR EN LA INTELIGENCIA Y CONTRAINTELIGENCIA PARA LA SEGURIDAD DE ESTADO

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA ASEGURAR LOS DISPOSITIVOS DE BÚSQUEDA, PROCESAMIENTO, ANÁLISIS Y SUMINISTRO DE INFORMACIÓN PARA LA TOMA DE DECISIONES, COMPROMETIDA CON LA CONTINUIDAD DE LAS POLÍTICAS DE PROTECCIÓN DE LOS INTERESES NACIONALES, A OBJETO DE PRESERVAR LA ESTABILIDAD DE LA NACIÓN MEDIANTE EL FORJAMIENTO DE UNA ORGANIZACIÓN MODERNA, A FIN DE CONTROLAR LAS ZONAS VULNERABLES DEL PAÍS Y RESPONDER A LOS CAMBIOS SOCIO - POLÍTICOS Y ECONÓMICOS NACIONALES E INTERNACIONALES

UNIDAD DE MEDIDA: INFORME **META:** 21.338

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	26.061	0	0	0	0	0	26.061
402	10	07	00	Productos de seguridad en el trabajo	269.360	0	0	0	0	0	269.360
402	10	08	00	Materiales para equipos de computación	1.357.600	0	0	0	0	0	1.357.600
402	10	11	00	Materiales eléctricos	200.000	0	0	0	0	0	200.000
402	10	12	00	Materiales para instalaciones sanitarias	63.800	0	0	0	0	0	63.800
402	99	00	00	Otros materiales y suministros	1.836.088	0	0	0	0	0	1.836.088
402	99	01	00	Otros materiales y suministros	1.836.088	0	0	0	0	0	1.836.088
403	**00**	**00**	**00**	**Servicios no personales**	**22.742.984**	**0**	**0**	**0**	**0**	**0**	**22.742.984**
403	04	00	00	Servicios básicos	1.032.115	0	0	0	0	0	1.032.115
403	04	01	00	Electricidad	3.350	0	0	0	0	0	3.350
403	04	02	00	Gas	32.500	0	0	0	0	0	32.500
403	04	03	00	Agua	1.300	0	0	0	0	0	1.300
403	04	04	00	Teléfonos	994.965	0	0	0	0	0	994.965
403	06	00	00	Servicios de transporte y almacenaje	14.400	0	0	0	0	0	14.400
403	06	01	00	Fletes y embalajes	14.400	0	0	0	0	0	14.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	386.500	0	0	0	0	0	386.500
403	07	03	00	Relaciones sociales	230.000	0	0	0	0	0	230.000
403	07	04	00	Avisos	156.500	0	0	0	0	0	156.500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.644.227	0	0	0	0	0	3.644.227
403	08	01	00	Primas y gastos de seguros	3.644.227	0	0	0	0	0	3.644.227
403	09	00	00	Viáticos y pasajes	700.000	0	0	0	0	0	700.000
403	09	01	00	Viáticos y pasajes dentro del país	390.000	0	0	0	0	0	390.000
403	09	02	00	Viáticos y pasajes fuera del país	310.000	0	0	0	0	0	310.000
403	10	00	00	Servicios profesionales y técnicos	750.500	0	0	0	0	0	750.500
403	10	03	00	Servicios de procesamiento de datos	6.500	0	0	0	0	0	6.500
403	10	07	00	Servicios de capacitación y adiestramiento	744.000	0	0	0	0	0	744.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.637.000	0	0	0	0	0	4.637.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.205.000	0	0	0	0	0	2.205.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117657 260116000 PROFUNDIZAR EN LA INTELIGENCIA Y CONTRAINTELIGENCIA PARA LA SEGURIDAD DE ESTADO

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA ASEGURAR LOS DISPOSITIVOS DE BÚSQUEDA, PROCESAMIENTO, ANÁLISIS Y SUMINISTRO DE INFORMACIÓN PARA LA TOMA DE DECISIONES, COMPROMETIDA CON LA CONTINUIDAD DE LAS POLÍTICAS DE PROTECCIÓN DE LOS INTERESES NACIONALES, A OBJETO DE PRESERVAR LA ESTABILIDAD DE LA NACIÓN MEDIANTE EL FORJAMIENTO DE UNA ORGANIZACIÓN MODERNA, A FIN DE CONTROLAR LAS ZONAS VULNERABLES DEL PAÍS Y RESPONDER A LOS CAMBIOS SOCIO - POLÍTICOS Y ECONÓMICOS NACIONALES E INTERNACIONALES

UNIDAD DE MEDIDA: INFORME **META:** 21.338

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	230.000	0	0	0	0	0	230.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	195.000	0	0	0	0	0	195.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	430.000	0	0	0	0	0	430.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.577.000	0	0	0	0	0	1.577.000
403	12	00	00	Conservación y reparaciones menores de obras	1.512.533	0	0	0	0	0	1.512.533
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.512.533	0	0	0	0	0	1.512.533
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.800.000	0	0	0	0	0	3.800.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.800.000	0	0	0	0	0	3.800.000
403	18	00	00	Impuestos indirectos	4.174.436	0	0	0	0	0	4.174.436
403	18	01	00	Impuesto al valor agregado	3.814.436	0	0	0	0	0	3.814.436
403	18	99	00	Otros impuestos indirectos	360.000	0	0	0	0	0	360.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	541.273	0	0	0	0	0	541.273
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	541.273	0	0	0	0	0	541.273
403	99	00	00	Otros servicios no personales	1.550.000	0	0	0	0	0	1.550.000
403	99	01	00	Otros servicios no personales	1.550.000	0	0	0	0	0	1.550.000
404	**00**	**00**	**00**	**Activos reales**	**10.686.640**	**0**	**0**	**0**	**0**	**0**	**10.686.640**
404	01	00	00	Repuestos y reparaciones mayores	2.164.000	0	0	0	0	0	2.164.000
404	01	01	00	Repuestos mayores	1.494.000	0	0	0	0	0	1.494.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	390.000	0	0	0	0	0	390.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	104.000	0	0	0	0	0	104.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	670.000	0	0	0	0	0	670.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	390.000	0	0	0	0	0	390.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	130.000	0	0	0	0	0	130.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	150.000	0	0	0	0	0	150.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	213.000	0	0	0	0	0	213.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117657 260116000 PROFUNDIZAR EN LA INTELIGENCIA Y CONTRAINTELIGENCIA PARA LA SEGURIDAD DE ESTADO

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA ASEGURAR LOS DISPOSITIVOS DE BÚSQUEDA, PROCESAMIENTO, ANÁLISIS Y SUMINISTRO DE INFORMACIÓN PARA LA TOMA DE DECISIONES, COMPROMETIDA CON LA CONTINUIDAD DE LAS POLÍTICAS DE PROTECCIÓN DE LOS INTERESES NACIONALES, A OBJETO DE PRESERVAR LA ESTABILIDAD DE LA NACIÓN MEDIANTE EL FORJAMIENTO DE UNA ORGANIZACIÓN MODERNA, A FIN DE CONTROLAR LAS ZONAS VULNERABLES DEL PAÍS Y RESPONDER A LOS CAMBIOS SOCIO - POLÍTICOS Y ECONÓMICOS NACIONALES E INTERNACIONALES

UNIDAD DE MEDIDA: INFORME **META:** 21.338

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	213.000	0	0	0	0	0	213.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	04	01	00	Vehículos automotores terrestres	1.000.000	0	0	0	0	0	1.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.583.340	0	0	0	0	0	1.583.340
404	05	01	00	Equipos de telecomunicaciones	1.583.340	0	0	0	0	0	1.583.340
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	130.000	0	0	0	0	0	130.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	130.000	0	0	0	0	0	130.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	70.000	0	0	0	0	0	70.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	70.000	0	0	0	0	0	70.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.500.000	0	0	0	0	0	1.500.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	1.500.000	0	0	0	0	0	1.500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.776.300	0	0	0	0	0	3.776.300
404	09	01	00	Mobiliario y equipos de oficina	2.245.000	0	0	0	0	0	2.245.000
404	09	02	00	Equipos de computación	1.030.000	0	0	0	0	0	1.030.000
404	09	03	00	Mobiliario y equipos de alojamiento	501.300	0	0	0	0	0	501.300
404	12	00	00	Activos intangibles	250.000	0	0	0	0	0	250.000
404	12	04	00	Paquetes y programas de computación	250.000	0	0	0	0	0	250.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**40.000.000**	**0**	**0**	**0**	**0**	**0**	**40.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	40.000.000	0	0	0	0	0	40.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	40.000.000	0	0	0	0	0	40.000.000
				Totales	**515.112.503**	**0**	**0**	**0**	**0**	**0**	**515.112.503**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117657 260116000 PROFUNDIZAR EN LA INTELIGENCIA Y CONTRAINTELIGENCIA PARA LA SEGURIDAD DE ESTADO

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA ASEGURAR LOS DISPOSITIVOS DE BÚSQUEDA, PROCESAMIENTO, ANÁLISIS Y SUMINISTRO DE INFORMACIÓN PARA LA TOMA DE DECISIONES, COMPROMETIDA CON LA CONTINUIDAD DE LAS POLÍTICAS DE PROTECCIÓN DE LOS INTERESES NACIONALES, A OBJETO DE PRESERVAR LA ESTABILIDAD DE LA NACIÓN MEDIANTE EL FORJAMIENTO DE UNA ORGANIZACIÓN MODERNA, A FIN DE CONTROLAR LAS ZONAS VULNERABLES DEL PAÍS Y RESPONDER A LOS CAMBIOS SOCIO - POLÍTICOS Y ECONÓMICOS NACIONALES E INTERNACIONALES

UNIDAD DE MEDIDA: INFORME **META:** 21.338

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117657 260116000 PROFUNDIZAR EN LA INTELIGENCIA Y CONTRAINTELIGENCIA PARA LA SEGURIDAD DE ESTADO

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA ASEGURAR LOS DISPOSITIVOS DE BÚSQUEDA, PROCESAMIENTO, ANÁLISIS Y SUMINISTRO DE INFORMACIÓN PARA LA TOMA DE DECISIONES, COMPROMETIDA CON LA CONTINUIDAD DE LAS POLÍTICAS DE PROTECCIÓN DE LOS INTERESES NACIONALES, A OBJETO DE PRESERVAR LA ESTABILIDAD DE LA NACIÓN MEDIANTE EL FORJAMIENTO DE UNA ORGANIZACIÓN MODERNA, A FIN DE CONTROLAR LAS ZONAS VULNERABLES DEL PAÍS Y RESPONDER A LOS CAMBIOS SOCIO - POLÍTICOS Y ECONÓMICOS NACIONALES E INTERNACIONALES

UNIDAD DE MEDIDA: INFORME **META:** 21.338

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260116003 REDIMENSIONAR EL MANEJO DE INFORMACIÓN PARA LA SEGURIDAD DE ESTADO.

UNIDAD DE MEDIDA: INFORME **META:** 19.953

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**40.000.000**	**0**	**0**	**0**	**0**	0	**40.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	40.000.000	0	0	0	0	0	40.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	40.000.000	0	0	0	0	0	40.000.000
				Totales	**40.000.000**	**0**	**0**	**0**	**0**	0	**40.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117657 260116000 PROFUNDIZAR EN LA INTELIGENCIA Y CONTRAINTELIGENCIA PARA LA SEGURIDAD DE ESTADO

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA ASEGURAR LOS DISPOSITIVOS DE BÚSQUEDA, PROCESAMIENTO, ANÁLISIS Y SUMINISTRO DE INFORMACIÓN PARA LA TOMA DE DECISIONES, COMPROMETIDA CON LA CONTINUIDAD DE LAS POLÍTICAS DE PROTECCIÓN DE LOS INTERESES NACIONALES, A OBJETO DE PRESERVAR LA ESTABILIDAD DE LA NACIÓN MEDIANTE EL FORJAMIENTO DE UNA ORGANIZACIÓN MODERNA, A FIN DE CONTROLAR LAS ZONAS VULNERABLES DEL PAÍS Y RESPONDER A LOS CAMBIOS SOCIO - POLÍTICOS Y ECONÓMICOS NACIONALES E INTERNACIONALES

UNIDAD DE MEDIDA: INFORME **META:** 21.338

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260116004 REFORZAMIENTO DEL APOYO INSTITUCIONAL.

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.385

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**429.823.864**	**0**	**0**	**0**	**0**	**0**	**429.823.864**
401	01	00	00	Sueldos, salarios y otras retribuciones	90.231.076	0	0	0	0	0	90.231.076
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	80.110.172	0	0	0	0	0	80.110.172
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	814.625	0	0	0	0	0	814.625
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.074.287	0	0	0	0	0	4.074.287
401	01	18	00	Remuneraciones al personal contratado	4.031.992	0	0	0	0	0	4.031.992
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.200.000	0	0	0	0	0	1.200.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	105.667.084	0	0	0	0	0	105.667.084
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	99.331.537	0	0	0	0	0	99.331.537
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	1.833.282	0	0	0	0	0	1.833.282
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.502.265	0	0	0	0	0	4.502.265
401	03	00	00	Primas	122.001.948	0	0	0	0	0	122.001.948
401	03	02	00	Primas de transporte a empleados	4.566.600	0	0	0	0	0	4.566.600
401	03	03	00	Primas por hogar a empleados	7.611.000	0	0	0	0	0	7.611.000
401	03	04	00	Primas por hijos a empleados	3.623.248	0	0	0	0	0	3.623.248
401	03	08	00	Primas de profesionalización a empleados	5.147.875	0	0	0	0	0	5.147.875
401	03	09	00	Primas por antigüedad a empleados	23.587.704	0	0	0	0	0	23.587.704
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	36.083.728	0	0	0	0	0	36.083.728
401	03	17	00	Primas de transporte a obreros	464.400	0	0	0	0	0	464.400
401	03	18	00	Primas por hogar a obreros	777.000	0	0	0	0	0	777.000
401	03	19	00	Primas por hijos de obreros	404.928	0	0	0	0	0	404.928
401	03	21	00	Primas por antigüedad a obreros	1.359.474	0	0	0	0	0	1.359.474

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117657 260116000 PROFUNDIZAR EN LA INTELIGENCIA Y CONTRAINTELIGENCIA PARA LA SEGURIDAD DE ESTADO

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA ASEGURAR LOS DISPOSITIVOS DE BÚSQUEDA, PROCESAMIENTO, ANÁLISIS Y SUMINISTRO DE INFORMACIÓN PARA LA TOMA DE DECISIONES, COMPROMETIDA CON LA CONTINUIDAD DE LAS POLÍTICAS DE PROTECCIÓN DE LOS INTERESES NACIONALES, A OBJETO DE PRESERVAR LA ESTABILIDAD DE LA NACIÓN MEDIANTE EL FORJAMIENTO DE UNA ORGANIZACIÓN MODERNA, A FIN DE CONTROLAR LAS ZONAS VULNERABLES DEL PAÍS Y RESPONDER A LOS CAMBIOS SOCIO - POLÍTICOS Y ECONÓMICOS NACIONALES E INTERNACIONALES

UNIDAD DE MEDIDA: INFORME **META:** 21.338

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260116004 REFORZAMIENTO DEL APOYO INSTITUCIONAL.

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.385

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	12.461.107	0	0	0	0	0	12.461.107
401	03	31	00	Primas por riesgo al personal militar y de seguridad	24.200.288	0	0	0	0	0	24.200.288
401	03	98	00	Otras primas a obreros	1.714.596	0	0	0	0	0	1.714.596
401	04	00	00	Complementos de sueldos y salarios	26.782.620	0	0	0	0	0	26.782.620
401	04	02	00	Complemento a empleados por trabajo nocturno	2.400	0	0	0	0	0	2.400
401	04	06	00	Complemento a empleados por comisión de servicios	1.524.745	0	0	0	0	0	1.524.745
401	04	08	00	Bono compensatorio de alimentación a empleados	22.113.000	0	0	0	0	0	22.113.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	40.000	0	0	0	0	0	40.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	40.000	0	0	0	0	0	40.000
401	04	18	00	Bono compensatorio de alimentación a obreros	2.272.725	0	0	0	0	0	2.272.725
401	04	26	00	Bono compensatorio de alimentación al personal contratado	789.750	0	0	0	0	0	789.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	28.768.305	0	0	0	0	0	28.768.305
401	05	03	00	Bono vacacional a empleados	27.327.897	0	0	0	0	0	27.327.897
401	05	06	00	Bono vacacional a obreros	1.326.083	0	0	0	0	0	1.326.083
401	05	08	00	Bono vacacional al personal contratado	114.325	0	0	0	0	0	114.325
401	06	00	00	Aportes patronales y legales	4.054.680	0	0	0	0	0	4.054.680
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.204.407	0	0	0	0	0	3.204.407
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	162.971	0	0	0	0	0	162.971
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	603.636	0	0	0	0	0	603.636
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	83.666	0	0	0	0	0	83.666
401	07	00	00	Asistencia socio-económica	17.709.813	0	0	0	0	0	17.709.813
401	07	01	00	Capacitación y adiestramiento a empleados	800.000	0	0	0	0	0	800.000
401	07	02	00	Becas a empleados	960.000	0	0	0	0	0	960.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117657 260116000 PROFUNDIZAR EN LA INTELIGENCIA Y CONTRAINTELIGENCIA PARA LA SEGURIDAD DE ESTADO

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA ASEGURAR LOS DISPOSITIVOS DE BÚSQUEDA, PROCESAMIENTO, ANÁLISIS Y SUMINISTRO DE INFORMACIÓN PARA LA TOMA DE DECISIONES, COMPROMETIDA CON LA CONTINUIDAD DE LAS POLÍTICAS DE PROTECCIÓN DE LOS INTERESES NACIONALES, A OBJETO DE PRESERVAR LA ESTABILIDAD DE LA NACIÓN MEDIANTE EL FORJAMIENTO DE UNA ORGANIZACIÓN MODERNA, A FIN DE CONTROLAR LAS ZONAS VULNERABLES DEL PAÍS Y RESPONDER A LOS CAMBIOS SOCIO - POLÍTICOS Y ECONÓMICOS NACIONALES E INTERNACIONALES

UNIDAD DE MEDIDA: INFORME **META:** 21.338

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260116004 REFORZAMIENTO DEL APOYO INSTITUCIONAL.

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.385

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	10.000	0	0	0	0	0	10.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	10.000	0	0	0	0	0	10.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	500.000	0	0	0	0	0	500.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.184.955	0	0	0	0	0	6.184.955
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.200.000	0	0	0	0	0	2.200.000
401	07	10	00	Dotación de uniformes a empleados	1.000.000	0	0	0	0	0	1.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.100.000	0	0	0	0	0	2.100.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.900.000	0	0	0	0	0	1.900.000
401	07	17	00	Capacitación y adiestramiento a obreros	120.000	0	0	0	0	0	120.000
401	07	18	00	Becas a obreros	150.000	0	0	0	0	0	150.000
401	07	19	00	Ayudas por matrimonio de obreros	5.000	0	0	0	0	0	5.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.000	0	0	0	0	0	5.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	100.000	0	0	0	0	0	100.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	514.858	0	0	0	0	0	514.858
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	260.000	0	0	0	0	0	260.000
401	07	26	00	Dotación de uniformes a obreros	250.000	0	0	0	0	0	250.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	300.000	0	0	0	0	0	300.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	220.000	0	0	0	0	0	220.000
401	07	33	00	Asistencia socio-económica al personal contratado	120.000	0	0	0	0	0	120.000
401	08	00	00	Prestaciones sociales e indemnizaciones	34.008.338	0	0	0	0	0	34.008.338
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	32.222.352	0	0	0	0	0	32.222.352
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.563.886	0	0	0	0	0	1.563.886

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117657 260116000 PROFUNDIZAR EN LA INTELIGENCIA Y CONTRAINTELIGENCIA PARA LA SEGURIDAD DE ESTADO

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA ASEGURAR LOS DISPOSITIVOS DE BÚSQUEDA, PROCESAMIENTO, ANÁLISIS Y SUMINISTRO DE INFORMACIÓN PARA LA TOMA DE DECISIONES, COMPROMETIDA CON LA CONTINUIDAD DE LAS POLÍTICAS DE PROTECCIÓN DE LOS INTERESES NACIONALES, A OBJETO DE PRESERVAR LA ESTABILIDAD DE LA NACIÓN MEDIANTE EL FORJAMIENTO DE UNA ORGANIZACIÓN MODERNA, A FIN DE CONTROLAR LAS ZONAS VULNERABLES DEL PAÍS Y RESPONDER A LOS CAMBIOS SOCIO - POLÍTICOS Y ECONÓMICOS NACIONALES E INTERNACIONALES

UNIDAD DE MEDIDA: INFORME **META:** 21.338

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260116004 REFORZAMIENTO DEL APOYO INSTITUCIONAL.

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.385

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	222.100	0	0	0	0	0	222.100
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	600.000	0	0	0	0	0	600.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	600.000	0	0	0	0	0	600.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.859.015**	**0**	**0**	**0**	**0**	**0**	**11.859.015**
402	01	00	00	Productos alimenticios y agropecuarios	3.300.000	0	0	0	0	0	3.300.000
402	01	01	00	Alimentos y bebidas para personas	3.000.000	0	0	0	0	0	3.000.000
402	01	02	00	Alimentos para animales	300.000	0	0	0	0	0	300.000
402	02	00	00	Productos de minas, canteras y yacimientos	15.152	0	0	0	0	0	15.152
402	02	05	00	Piedra, arcilla, arena y tierra	15.152	0	0	0	0	0	15.152
402	03	00	00	Textiles y vestuarios	196.970	0	0	0	0	0	196.970
402	03	01	00	Textiles	5.051	0	0	0	0	0	5.051
402	03	02	00	Prendas de vestir	168.350	0	0	0	0	0	168.350
402	03	03	00	Calzados	23.569	0	0	0	0	0	23.569
402	04	00	00	Productos de cuero y caucho	1.300.000	0	0	0	0	0	1.300.000
402	04	03	00	Cauchos y tripas para vehículos	1.300.000	0	0	0	0	0	1.300.000
402	05	00	00	Productos de papel, cartón e impresos	349.770	0	0	0	0	0	349.770
402	05	01	00	Pulpa de madera, papel y cartón	115.600	0	0	0	0	0	115.600
402	05	02	00	Envases y cajas de papel y cartón	8.820	0	0	0	0	0	8.820
402	05	03	00	Productos de papel y cartón para oficina	224.850	0	0	0	0	0	224.850
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	500	0	0	0	0	0	500
402	06	00	00	Productos químicos y derivados	536.968	0	0	0	0	0	536.968
402	06	02	00	Abonos, plaguicidas y otros	80.200	0	0	0	0	0	80.200
402	06	03	00	Tintas, pinturas y colorantes	121.886	0	0	0	0	0	121.886

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117657 260116000 PROFUNDIZAR EN LA INTELIGENCIA Y CONTRAINTELIGENCIA PARA LA SEGURIDAD DE ESTADO

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA ASEGURAR LOS DISPOSITIVOS DE BÚSQUEDA, PROCESAMIENTO, ANÁLISIS Y SUMINISTRO DE INFORMACIÓN PARA LA TOMA DE DECISIONES, COMPROMETIDA CON LA CONTINUIDAD DE LAS POLÍTICAS DE PROTECCIÓN DE LOS INTERESES NACIONALES, A OBJETO DE PRESERVAR LA ESTABILIDAD DE LA NACIÓN MEDIANTE EL FORJAMIENTO DE UNA ORGANIZACIÓN MODERNA, A FIN DE CONTROLAR LAS ZONAS VULNERABLES DEL PAÍS Y RESPONDER A LOS CAMBIOS SOCIO - POLÍTICOS Y ECONÓMICOS NACIONALES E INTERNACIONALES

UNIDAD DE MEDIDA: INFORME **META:** 21.338

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260116004 REFORZAMIENTO DEL APOYO INSTITUCIONAL.

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.385

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	195.455	0	0	0	0	0	195.455
402	06	06	00	Combustibles y lubricantes	69.225	0	0	0	0	0	69.225
402	06	08	00	Productos plásticos	70.202	0	0	0	0	0	70.202
402	07	00	00	Productos minerales no metálicos	113.750	0	0	0	0	0	113.750
402	07	02	00	Vidrios y productos de vidrio	13.468	0	0	0	0	0	13.468
402	07	04	00	Cemento, cal y yeso	100.282	0	0	0	0	0	100.282
402	08	00	00	Productos metálicos	1.285.319	0	0	0	0	0	1.285.319
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	356.734	0	0	0	0	0	356.734
402	08	04	00	Productos metálicos estructurales	4.040	0	0	0	0	0	4.040
402	08	05	00	Materiales de orden público, seguridad y defensa	520.000	0	0	0	0	0	520.000
402	08	07	00	Material de señalamiento	4.040	0	0	0	0	0	4.040
402	08	09	00	Repuestos y accesorios para equipos de transporte	400.505	0	0	0	0	0	400.505
402	09	00	00	Productos de madera	150.000	0	0	0	0	0	150.000
402	09	01	00	Productos primarios de madera	150.000	0	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	2.774.998	0	0	0	0	0	2.774.998
402	10	01	00	Artículos de deporte, recreación y juguetes	23.569	0	0	0	0	0	23.569
402	10	02	00	Materiales y útiles de limpieza y aseo	410.000	0	0	0	0	0	410.000
402	10	03	00	Utensilios de cocina y comedor	100.000	0	0	0	0	0	100.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	145.758	0	0	0	0	0	145.758
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	178.850	0	0	0	0	0	178.850
402	10	06	00	Condecoraciones, ofrendas y similares	26.061	0	0	0	0	0	26.061
402	10	07	00	Productos de seguridad en el trabajo	269.360	0	0	0	0	0	269.360
402	10	08	00	Materiales para equipos de computación	1.357.600	0	0	0	0	0	1.357.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117657 260116000 PROFUNDIZAR EN LA INTELIGENCIA Y CONTRAINTELIGENCIA PARA LA SEGURIDAD DE ESTADO

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA ASEGURAR LOS DISPOSITIVOS DE BÚSQUEDA, PROCESAMIENTO, ANÁLISIS Y SUMINISTRO DE INFORMACIÓN PARA LA TOMA DE DECISIONES, COMPROMETIDA CON LA CONTINUIDAD DE LAS POLÍTICAS DE PROTECCIÓN DE LOS INTERESES NACIONALES, A OBJETO DE PRESERVAR LA ESTABILIDAD DE LA NACIÓN MEDIANTE EL FORJAMIENTO DE UNA ORGANIZACIÓN MODERNA, A FIN DE CONTROLAR LAS ZONAS VULNERABLES DEL PAÍS Y RESPONDER A LOS CAMBIOS SOCIO - POLÍTICOS Y ECONÓMICOS NACIONALES E INTERNACIONALES

UNIDAD DE MEDIDA: INFORME **META:** 21.338

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260116004 REFORZAMIENTO DEL APOYO INSTITUCIONAL.

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.385

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	200.000	0	0	0	0	0	200.000
402	10	12	00	Materiales para instalaciones sanitarias	63.800	0	0	0	0	0	63.800
402	99	00	00	Otros materiales y suministros	1.836.088	0	0	0	0	0	1.836.088
402	99	01	00	Otros materiales y suministros	1.836.088	0	0	0	0	0	1.836.088
403	**00**	**00**	**00**	**Servicios no personales**	**22.742.984**	**0**	**0**	**0**	**0**	**0**	**22.742.984**
403	04	00	00	Servicios básicos	1.032.115	0	0	0	0	0	1.032.115
403	04	01	00	Electricidad	3.350	0	0	0	0	0	3.350
403	04	02	00	Gas	32.500	0	0	0	0	0	32.500
403	04	03	00	Agua	1.300	0	0	0	0	0	1.300
403	04	04	00	Teléfonos	994.965	0	0	0	0	0	994.965
403	06	00	00	Servicios de transporte y almacenaje	14.400	0	0	0	0	0	14.400
403	06	01	00	Fletes y embalajes	14.400	0	0	0	0	0	14.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	386.500	0	0	0	0	0	386.500
403	07	03	00	Relaciones sociales	230.000	0	0	0	0	0	230.000
403	07	04	00	Avisos	156.500	0	0	0	0	0	156.500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.644.227	0	0	0	0	0	3.644.227
403	08	01	00	Primas y gastos de seguros	3.644.227	0	0	0	0	0	3.644.227
403	09	00	00	Viáticos y pasajes	700.000	0	0	0	0	0	700.000
403	09	01	00	Viáticos y pasajes dentro del país	390.000	0	0	0	0	0	390.000
403	09	02	00	Viáticos y pasajes fuera del país	310.000	0	0	0	0	0	310.000
403	10	00	00	Servicios profesionales y técnicos	750.500	0	0	0	0	0	750.500
403	10	03	00	Servicios de procesamiento de datos	6.500	0	0	0	0	0	6.500
403	10	07	00	Servicios de capacitación y adiestramiento	744.000	0	0	0	0	0	744.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117657 260116000 PROFUNDIZAR EN LA INTELIGENCIA Y CONTRAINTELIGENCIA PARA LA SEGURIDAD DE ESTADO

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA ASEGURAR LOS DISPOSITIVOS DE BÚSQUEDA, PROCESAMIENTO, ANÁLISIS Y SUMINISTRO DE INFORMACIÓN PARA LA TOMA DE DECISIONES, COMPROMETIDA CON LA CONTINUIDAD DE LAS POLÍTICAS DE PROTECCIÓN DE LOS INTERESES NACIONALES, A OBJETO DE PRESERVAR LA ESTABILIDAD DE LA NACIÓN MEDIANTE EL FORJAMIENTO DE UNA ORGANIZACIÓN MODERNA, A FIN DE CONTROLAR LAS ZONAS VULNERABLES DEL PAÍS Y RESPONDER A LOS CAMBIOS SOCIO - POLÍTICOS Y ECONÓMICOS NACIONALES E INTERNACIONALES

UNIDAD DE MEDIDA: INFORME **META:** 21.338

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260116004 REFORZAMIENTO DEL APOYO INSTITUCIONAL.

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.385

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.637.000	0	0	0	0	0	4.637.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.205.000	0	0	0	0	0	2.205.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	230.000	0	0	0	0	0	230.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	195.000	0	0	0	0	0	195.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	430.000	0	0	0	0	0	430.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.577.000	0	0	0	0	0	1.577.000
403	12	00	00	Conservación y reparaciones menores de obras	1.512.533	0	0	0	0	0	1.512.533
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.512.533	0	0	0	0	0	1.512.533
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.800.000	0	0	0	0	0	3.800.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.800.000	0	0	0	0	0	3.800.000
403	18	00	00	Impuestos indirectos	4.174.436	0	0	0	0	0	4.174.436
403	18	01	00	Impuesto al valor agregado	3.814.436	0	0	0	0	0	3.814.436
403	18	99	00	Otros impuestos indirectos	360.000	0	0	0	0	0	360.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	541.273	0	0	0	0	0	541.273
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	541.273	0	0	0	0	0	541.273
403	99	00	00	Otros servicios no personales	1.550.000	0	0	0	0	0	1.550.000
403	99	01	00	Otros servicios no personales	1.550.000	0	0	0	0	0	1.550.000
404	**00**	**00**	**00**	**Activos reales**	**10.686.640**	**0**	**0**	**0**	**0**	**0**	**10.686.640**
404	01	00	00	Repuestos y reparaciones mayores	2.164.000	0	0	0	0	0	2.164.000
404	01	01	00	Repuestos mayores	1.494.000	0	0	0	0	0	1.494.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	390.000	0	0	0	0	0	390.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117657 260116000 PROFUNDIZAR EN LA INTELIGENCIA Y CONTRAINTELIGENCIA PARA LA SEGURIDAD DE ESTADO

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA ASEGURAR LOS DISPOSITIVOS DE BÚSQUEDA, PROCESAMIENTO, ANÁLISIS Y SUMINISTRO DE INFORMACIÓN PARA LA TOMA DE DECISIONES, COMPROMETIDA CON LA CONTINUIDAD DE LAS POLÍTICAS DE PROTECCIÓN DE LOS INTERESES NACIONALES, A OBJETO DE PRESERVAR LA ESTABILIDAD DE LA NACIÓN MEDIANTE EL FORJAMIENTO DE UNA ORGANIZACIÓN MODERNA, A FIN DE CONTROLAR LAS ZONAS VULNERABLES DEL PAÍS Y RESPONDER A LOS CAMBIOS SOCIO - POLÍTICOS Y ECONÓMICOS NACIONALES E INTERNACIONALES

UNIDAD DE MEDIDA: INFORME **META:** 21.338

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260116004 REFORZAMIENTO DEL APOYO INSTITUCIONAL.

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.385

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	104.000	0	0	0	0	0	104.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	670.000	0	0	0	0	0	670.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	390.000	0	0	0	0	0	390.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	130.000	0	0	0	0	0	130.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	150.000	0	0	0	0	0	150.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	213.000	0	0	0	0	0	213.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	213.000	0	0	0	0	0	213.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	04	01	00	Vehículos automotores terrestres	1.000.000	0	0	0	0	0	1.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.583.340	0	0	0	0	0	1.583.340
404	05	01	00	Equipos de telecomunicaciones	1.583.340	0	0	0	0	0	1.583.340
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	130.000	0	0	0	0	0	130.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	130.000	0	0	0	0	0	130.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	70.000	0	0	0	0	0	70.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	70.000	0	0	0	0	0	70.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.500.000	0	0	0	0	0	1.500.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	1.500.000	0	0	0	0	0	1.500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.776.300	0	0	0	0	0	3.776.300
404	09	01	00	Mobiliario y equipos de oficina	2.245.000	0	0	0	0	0	2.245.000
404	09	02	00	Equipos de computación	1.030.000	0	0	0	0	0	1.030.000
404	09	03	00	Mobiliario y equipos de alojamiento	501.300	0	0	0	0	0	501.300
404	12	00	00	Activos intangibles	250.000	0	0	0	0	0	250.000
404	12	04	00	Paquetes y programas de computación	250.000	0	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117657 260116000 PROFUNDIZAR EN LA INTELIGENCIA Y CONTRAINTELIGENCIA PARA LA SEGURIDAD DE ESTADO

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA ASEGURAR LOS DISPOSITIVOS DE BÚSQUEDA, PROCESAMIENTO, ANÁLISIS Y SUMINISTRO DE INFORMACIÓN PARA LA TOMA DE DECISIONES, COMPROMETIDA CON LA CONTINUIDAD DE LAS POLÍTICAS DE PROTECCIÓN DE LOS INTERESES NACIONALES, A OBJETO DE PRESERVAR LA ESTABILIDAD DE LA NACIÓN MEDIANTE EL FORJAMIENTO DE UNA ORGANIZACIÓN MODERNA, A FIN DE CONTROLAR LAS ZONAS VULNERABLES DEL PAÍS Y RESPONDER A LOS CAMBIOS SOCIO - POLÍTICOS Y ECONÓMICOS NACIONALES E INTERNACIONALES

UNIDAD DE MEDIDA: INFORME **META:** 21.338

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260116004 REFORZAMIENTO DEL APOYO INSTITUCIONAL.

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.385

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
				Totales	**475.112.503**	**0**	**0**	**0**	**0**	**0**	**475.112.503**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117736 260117000 SISTEMATIZACIÓN DE LOS INDICADORES DE SEGURIDAD CIUDADANA PARA DETERMINAR LOS FACTORES QUE INFLUYEN EN EL NORMAL DESENVOLVIMIENTO DE LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: COMPILAR, ANALIZAR Y SISTEMATIZAR DE MANERA CUALITATIVA Y CUANTITATIVA LOS INDICADORES DE SEGURIDAD CIUDADANA.

UNIDAD DE MEDIDA: INFORME

META: 4.896

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDAD CIUDADANA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	553.728	0	0	0	0	0	553.728
401	01	18	00	Remuneraciones al personal contratado	391.728	0	0	0	0	0	391.728
401	01	99	00	Otras retribuciones	162.000	0	0	0	0	0	162.000
401	04	00	00	Complementos de sueldos y salarios	178.200	0	0	0	0	0	178.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	178.200	0	0	0	0	0	178.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	173.040	0	0	0	0	0	173.040
401	05	07	00	Aguinaldos al personal contratado	145.354	0	0	0	0	0	145.354
401	05	08	00	Bono vacacional al personal contratado	27.686	0	0	0	0	0	27.686
401	06	00	00	Aportes patronales y legales	83.060	0	0	0	0	0	83.060
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	60.910	0	0	0	0	0	60.910
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	11.075	0	0	0	0	0	11.075
401	06	95	00	Otros aportes legales por personal contratado	11.075	0	0	0	0	0	11.075
401	08	00	00	Prestaciones sociales e indemnizaciones	11.972	0	0	0	0	0	11.972
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.972	0	0	0	0	0	11.972
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**212.586**	**0**	**0**	**0**	**0**	**0**	**212.586**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	134.357	0	0	0	0	0	134.357
402	05	03	00	Productos de papel y cartón para oficina	117.932	0	0	0	0	0	117.932
402	05	04	00	Libros, revistas y periódicos	16.425	0	0	0	0	0	16.425
402	10	00	00	Productos varios y útiles diversos	68.229	0	0	0	0	0	68.229
402	10	02	00	Materiales y útiles de limpieza y aseo	6.730	0	0	0	0	0	6.730
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	39.125	0	0	0	0	0	39.125
402	10	08	00	Materiales para equipos de computación	22.374	0	0	0	0	0	22.374
403	**00**	**00**	**00**	**Servicios no personales**	**297.414**	**0**	**0**	**0**	**0**	**0**	**297.414**
403	10	00	00	Servicios profesionales y técnicos	229.627	0	0	0	0	0	229.627
403	10	03	00	Servicios de procesamiento de datos	29.627	0	0	0	0	0	29.627

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117736 260117000 SISTEMATIZACIÓN DE LOS INDICADORES DE SEGURIDAD CIUDADANA PARA DETERMINAR LOS FACTORES QUE INFLUYEN EN EL NORMAL DESENVOLVIMIENTO DE LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: COMPILAR, ANALIZAR Y SISTEMATIZAR DE MANERA CUALITATIVA Y CUANTITATIVA LOS INDICADORES DE SEGURIDAD CIUDADANA.

UNIDAD DE MEDIDA: INFORME

META: 4.896

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDAD CIUDADANA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	67.787	0	0	0	0	0	67.787
403	18	01	00	Impuesto al valor agregado	67.787	0	0	0	0	0	67.787
404	**00**	**00**	**00**	**Activos reales**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
404	09	01	00	Mobiliario y equipos de oficina	37.500	0	0	0	0	0	37.500
404	09	02	00	Equipos de computación	42.500	0	0	0	0	0	42.500
404	09	03	00	Mobiliario y equipos de alojamiento	20.000	0	0	0	0	0	20.000
				Totales	**1.610.000**	**0**	**0**	**0**	**0**	**0**	**1.610.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117736 260117000 SISTEMATIZACIÓN DE LOS INDICADORES DE SEGURIDAD CIUDADANA PARA DETERMINAR LOS FACTORES QUE INFLUYEN EN EL NORMAL DESENVOLVIMIENTO DE LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: COMPILAR, ANALIZAR Y SISTEMATIZAR DE MANERA CUALITATIVA Y CUANTITATIVA LOS INDICADORES DE SEGURIDAD CIUDADANA.

UNIDAD DE MEDIDA: INFORME

META: 4.896

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDAD CIUDADANA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117736 260117000 SISTEMATIZACIÓN DE LOS INDICADORES DE SEGURIDAD CIUDADANA PARA DETERMINAR LOS FACTORES QUE INFLUYEN EN EL NORMAL DESENVOLVIMIENTO DE LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: COMPILAR, ANALIZAR Y SISTEMATIZAR DE MANERA CUALITATIVA Y CUANTITATIVA LOS INDICADORES DE SEGURIDAD CIUDADANA.

UNIDAD DE MEDIDA: INFORME **META:** 4.896

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDAD CIUDADANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260117002 ANALIZAR E INTEGRAR EN UN SISTEMA AUTOMATIZADO DE DATOS LA INFORMACIÓN EN MATERIA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 4.896

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDADA CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	553.728	0	0	0	0	0	553.728
401	01	18	00	Remuneraciones al personal contratado	391.728	0	0	0	0	0	391.728
401	01	99	00	Otras retribuciones	162.000	0	0	0	0	0	162.000
401	04	00	00	Complementos de sueldos y salarios	178.200	0	0	0	0	0	178.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	178.200	0	0	0	0	0	178.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	173.040	0	0	0	0	0	173.040
401	05	07	00	Aguinaldos al personal contratado	145.354	0	0	0	0	0	145.354
401	05	08	00	Bono vacacional al personal contratado	27.686	0	0	0	0	0	27.686
401	06	00	00	Aportes patronales y legales	83.060	0	0	0	0	0	83.060
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	60.910	0	0	0	0	0	60.910
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	11.075	0	0	0	0	0	11.075
401	06	95	00	Otros aportes legales por personal contratado	11.075	0	0	0	0	0	11.075
401	08	00	00	Prestaciones sociales e indemnizaciones	11.972	0	0	0	0	0	11.972
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.972	0	0	0	0	0	11.972
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**212.586**	**0**	**0**	**0**	**0**	**0**	**212.586**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	134.357	0	0	0	0	0	134.357
402	05	03	00	Productos de papel y cartón para oficina	117.932	0	0	0	0	0	117.932
402	05	04	00	Libros, revistas y periódicos	16.425	0	0	0	0	0	16.425
402	10	00	00	Productos varios y útiles diversos	68.229	0	0	0	0	0	68.229
402	10	02	00	Materiales y útiles de limpieza y aseo	6.730	0	0	0	0	0	6.730
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	39.125	0	0	0	0	0	39.125

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117736 260117000 SISTEMATIZACIÓN DE LOS INDICADORES DE SEGURIDAD CIUDADANA PARA DETERMINAR LOS FACTORES QUE INFLUYEN EN EL NORMAL DESENVOLVIMIENTO DE LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: COMPILAR, ANALIZAR Y SISTEMATIZAR DE MANERA CUALITATIVA Y CUANTITATIVA LOS INDICADORES DE SEGURIDAD CIUDADANA.

UNIDAD DE MEDIDA: INFORME **META:** 4.896

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDAD CIUDADANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260117002 ANALIZAR E INTEGRAR EN UN SISTEMA AUTOMATIZADO DE DATOS LA INFORMACIÓN EN MATERIA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 4.896

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDADA CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	22.374	0	0	0	0	0	22.374
403	**00**	**00**	**00**	**Servicios no personales**	**297.414**	0	0	0	0	0	**297.414**
403	10	00	00	Servicios profesionales y técnicos	229.627	0	0	0	0	0	229.627
403	10	03	00	Servicios de procesamiento de datos	29.627	0	0	0	0	0	29.627
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	67.787	0	0	0	0	0	67.787
403	18	01	00	Impuesto al valor agregado	67.787	0	0	0	0	0	67.787
404	**00**	**00**	**00**	**Activos reales**	**100.000**	0	0	0	0	0	**100.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
404	09	01	00	Mobiliario y equipos de oficina	37.500	0	0	0	0	0	37.500
404	09	02	00	Equipos de computación	42.500	0	0	0	0	0	42.500
404	09	03	00	Mobiliario y equipos de alojamiento	20.000	0	0	0	0	0	20.000
				Totales	**1.610.000**	0	0	0	0	0	**1.610.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117869 260118000 ACTUALIZACIÓN DE LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE I

OBJETIVO DEL PROYECTO: ACTUALIZAR LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA.

UNIDAD DE MEDIDA: SERVICIO

META: 204

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.779.269**	**0**	**0**	**0**	**0**	**0**	**8.779.269**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.169.393	0	0	0	0	0	5.169.393
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.673.481	0	0	0	0	0	1.673.481
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	103.200	0	0	0	0	0	103.200
401	01	18	00	Remuneraciones al personal contratado	3.011.712	0	0	0	0	0	3.011.712
401	01	99	00	Otras retribuciones	381.000	0	0	0	0	0	381.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.394.053	0	0	0	0	0	1.394.053
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.273.500	0	0	0	0	0	1.273.500
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	120.553	0	0	0	0	0	120.553
401	03	00	00	Primas	384.379	0	0	0	0	0	384.379
401	03	02	00	Primas de transporte a empleados	10.000	0	0	0	0	0	10.000
401	03	03	00	Primas por hogar a empleados	20.000	0	0	0	0	0	20.000
401	03	04	00	Primas por hijos a empleados	10.600	0	0	0	0	0	10.600
401	03	08	00	Primas de profesionalización a empleados	20.285	0	0	0	0	0	20.285
401	03	09	00	Primas por antigüedad a empleados	40.080	0	0	0	0	0	40.080
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	263.877	0	0	0	0	0	263.877
401	03	17	00	Primas de transporte a obreros	6.400	0	0	0	0	0	6.400
401	03	18	00	Primas por hogar a obreros	2.000	0	0	0	0	0	2.000
401	03	19	00	Primas por hijos de obreros	600	0	0	0	0	0	600
401	03	21	00	Primas por antigüedad a obreros	10.429	0	0	0	0	0	10.429
401	03	98	00	Otras primas a obreros	108	0	0	0	0	0	108
401	04	00	00	Complementos de sueldos y salarios	852.849	0	0	0	0	0	852.849
401	04	08	00	Bono compensatorio de alimentación a empleados	341.520	0	0	0	0	0	341.520
401	04	18	00	Bono compensatorio de alimentación a obreros	38.304	0	0	0	0	0	38.304
401	04	26	00	Bono compensatorio de alimentación al personal contratado	473.025	0	0	0	0	0	473.025
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	588.373	0	0	0	0	0	588.373
401	05	01	00	Aguinaldos a empleados	562	0	0	0	0	0	562
401	05	03	00	Bono vacacional a empleados	326.482	0	0	0	0	0	326.482

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117869 260118000 ACTUALIZACIÓN DE LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE I

OBJETIVO DEL PROYECTO: ACTUALIZAR LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA.

UNIDAD DE MEDIDA: SERVICIO

META: 204

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	04	00	Aguinaldos a obreros	85.914	0	0	0	0	0	85.914
401	05	06	00	Bono vacacional a obreros	34.366	0	0	0	0	0	34.366
401	05	07	00	Aguinaldos al personal contratado	50.481	0	0	0	0	0	50.481
401	05	08	00	Bono vacacional al personal contratado	90.568	0	0	0	0	0	90.568
401	06	00	00	Aportes patronales y legales	281.423	0	0	0	0	0	281.423
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	80.530	0	0	0	0	0	80.530
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	26.054	0	0	0	0	0	26.054
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	36.094	0	0	0	0	0	36.094
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	20.369	0	0	0	0	0	20.369
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	8.022	0	0	0	0	0	8.022
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	9.279	0	0	0	0	0	9.279
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	4.186	0	0	0	0	0	4.186
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	4.186	0	0	0	0	0	4.186
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	20.249	0	0	0	0	0	20.249
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	36.227	0	0	0	0	0	36.227
401	06	95	00	Otros aportes legales por personal contratado	36.227	0	0	0	0	0	36.227
401	07	00	00	Asistencia socio-económica	48.662	0	0	0	0	0	48.662
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	30.268	0	0	0	0	0	30.268
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	18.394	0	0	0	0	0	18.394
401	08	00	00	Prestaciones sociales e indemnizaciones	60.137	0	0	0	0	0	60.137
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	20.603	0	0	0	0	0	20.603
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	18.800	0	0	0	0	0	18.800
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	20.734	0	0	0	0	0	20.734
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**1.247.865**	**0**	**0**	**0**	**0**	**0**	**1.247.865**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	6.000	0	0	0	0	0	6.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117869 260118000 ACTUALIZACIÓN DE LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE I

OBJETIVO DEL PROYECTO: ACTUALIZAR LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA.

UNIDAD DE MEDIDA: SERVICIO

META: 204

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	4.000	0	0	0	0	0	4.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	5.500	0	0	0	0	0	5.500
402	06	03	00	Tintas, pinturas y colorantes	3.500	0	0	0	0	0	3.500
402	06	08	00	Productos plásticos	2.000	0	0	0	0	0	2.000
402	08	00	00	Productos metálicos	31.428	0	0	0	0	0	31.428
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	31.428	0	0	0	0	0	31.428
402	10	00	00	Productos varios y útiles diversos	1.104.937	0	0	0	0	0	1.104.937
402	10	02	00	Materiales y útiles de limpieza y aseo	437	0	0	0	0	0	437
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.000	0	0	0	0	0	4.000
402	10	08	00	Materiales para equipos de computación	1.020.500	0	0	0	0	0	1.020.500
402	10	11	00	Materiales eléctricos	80.000	0	0	0	0	0	80.000
402	99	00	00	Otros materiales y suministros	70.000	0	0	0	0	0	70.000
402	99	01	00	Otros materiales y suministros	70.000	0	0	0	0	0	70.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.496.842**	**0**	**0**	**0**	**0**	**0**	**2.496.842**
403	09	00	00	Viáticos y pasajes	20.988	0	0	0	0	0	20.988
403	09	01	00	Viáticos y pasajes dentro del país	6.988	0	0	0	0	0	6.988
403	09	02	00	Viáticos y pasajes fuera del país	14.000	0	0	0	0	0	14.000
403	10	00	00	Servicios profesionales y técnicos	1.235.187	0	0	0	0	0	1.235.187
403	10	03	00	Servicios de procesamiento de datos	1.235.187	0	0	0	0	0	1.235.187
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	1.087.001	0	0	0	0	0	1.087.001
403	18	01	00	Impuesto al valor agregado	1.087.001	0	0	0	0	0	1.087.001
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	63.666	0	0	0	0	0	63.666
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	63.666	0	0	0	0	0	63.666
403	99	00	00	Otros servicios no personales	40.000	0	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117869 260118000 ACTUALIZACIÓN DE LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE I

OBJETIVO DEL PROYECTO: ACTUALIZAR LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA.

UNIDAD DE MEDIDA: SERVICIO

META: 204

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	40.000	0	0	0	0	0	40.000
404	**00**	**00**	**00**	**Activos reales**	**6.400.489**	**0**	**0**	**0**	**0**	**0**	**6.400.489**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	2.379.639	0	0	0	0	0	2.379.639
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	2.379.639	0	0	0	0	0	2.379.639
404	05	00	00	Equipos de comunicaciones y de señalamiento	951.850	0	0	0	0	0	951.850
404	05	01	00	Equipos de telecomunicaciones	951.850	0	0	0	0	0	951.850
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.269.000	0	0	0	0	0	2.269.000
404	09	02	00	Equipos de computación	2.269.000	0	0	0	0	0	2.269.000
404	12	00	00	Activos intangibles	600.000	0	0	0	0	0	600.000
404	12	04	00	Paquetes y programas de computación	600.000	0	0	0	0	0	600.000
404	99	00	00	Otros activos reales	200.000	0	0	0	0	0	200.000
404	99	01	00	Otros activos reales	200.000	0	0	0	0	0	200.000
				Totales	**18.924.465**	**0**	**0**	**0**	**0**	**0**	**18.924.465**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117869 260118000 ACTUALIZACIÓN DE LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE I

OBJETIVO DEL PROYECTO: ACTUALIZAR LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA.

UNIDAD DE MEDIDA: SERVICIO

META: 204

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117869 260118000 ACTUALIZACIÓN DE LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE I

OBJETIVO DEL PROYECTO: ACTUALIZAR LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA.

UNIDAD DE MEDIDA: SERVICIO **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260118003 ACTUALIZACIÓN DE LA PLATAFORMA DE SERVICIOS DE SISTEMAS Y TELECOMUNICACIONES

UNIDAD DE MEDIDA: SERVICIO **META:** 162

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.779.269**	**0**	**0**	**0**	**0**	**0**	**8.779.269**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.169.393	0	0	0	0	0	5.169.393
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.673.481	0	0	0	0	0	1.673.481
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	103.200	0	0	0	0	0	103.200
401	01	18	00	Remuneraciones al personal contratado	3.011.712	0	0	0	0	0	3.011.712
401	01	99	00	Otras retribuciones	381.000	0	0	0	0	0	381.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.394.053	0	0	0	0	0	1.394.053
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.273.500	0	0	0	0	0	1.273.500
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	120.553	0	0	0	0	0	120.553
401	03	00	00	Primas	384.379	0	0	0	0	0	384.379
401	03	02	00	Primas de transporte a empleados	10.000	0	0	0	0	0	10.000
401	03	03	00	Primas por hogar a empleados	20.000	0	0	0	0	0	20.000
401	03	04	00	Primas por hijos a empleados	10.600	0	0	0	0	0	10.600
401	03	08	00	Primas de profesionalización a empleados	20.285	0	0	0	0	0	20.285
401	03	09	00	Primas por antigüedad a empleados	40.080	0	0	0	0	0	40.080
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	263.877	0	0	0	0	0	263.877
401	03	17	00	Primas de transporte a obreros	6.400	0	0	0	0	0	6.400
401	03	18	00	Primas por hogar a obreros	2.000	0	0	0	0	0	2.000
401	03	19	00	Primas por hijos de obreros	600	0	0	0	0	0	600
401	03	21	00	Primas por antigüedad a obreros	10.429	0	0	0	0	0	10.429
401	03	98	00	Otras primas a obreros	108	0	0	0	0	0	108
401	04	00	00	Complementos de sueldos y salarios	852.849	0	0	0	0	0	852.849
401	04	08	00	Bono compensatorio de alimentación a empleados	341.520	0	0	0	0	0	341.520

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117869 260118000 ACTUALIZACIÓN DE LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE I

OBJETIVO DEL PROYECTO: ACTUALIZAR LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA.

UNIDAD DE MEDIDA: SERVICIO **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260118003 ACTUALIZACIÓN DE LA PLATAFORMA DE SERVICIOS DE SISTEMAS Y TELECOMUNICACIONES

UNIDAD DE MEDIDA: SERVICIO **META:** 162

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	38.304	0	0	0	0	0	38.304
401	04	26	00	Bono compensatorio de alimentación al personal contratado	473.025	0	0	0	0	0	473.025
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	588.373	0	0	0	0	0	588.373
401	05	01	00	Aguinaldos a empleados	562	0	0	0	0	0	562
401	05	03	00	Bono vacacional a empleados	326.482	0	0	0	0	0	326.482
401	05	04	00	Aguinaldos a obreros	85.914	0	0	0	0	0	85.914
401	05	06	00	Bono vacacional a obreros	34.366	0	0	0	0	0	34.366
401	05	07	00	Aguinaldos al personal contratado	50.481	0	0	0	0	0	50.481
401	05	08	00	Bono vacacional al personal contratado	90.568	0	0	0	0	0	90.568
401	06	00	00	Aportes patronales y legales	281.423	0	0	0	0	0	281.423
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	80.530	0	0	0	0	0	80.530
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	26.054	0	0	0	0	0	26.054
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	36.094	0	0	0	0	0	36.094
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	20.369	0	0	0	0	0	20.369
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	8.022	0	0	0	0	0	8.022
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	9.279	0	0	0	0	0	9.279
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	4.186	0	0	0	0	0	4.186
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	4.186	0	0	0	0	0	4.186
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	20.249	0	0	0	0	0	20.249
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	36.227	0	0	0	0	0	36.227
401	06	95	00	Otros aportes legales por personal contratado	36.227	0	0	0	0	0	36.227
401	07	00	00	Asistencia socio-económica	48.662	0	0	0	0	0	48.662
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	30.268	0	0	0	0	0	30.268

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117869 260118000 ACTUALIZACIÓN DE LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE I

OBJETIVO DEL PROYECTO: ACTUALIZAR LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA.

UNIDAD DE MEDIDA: SERVICIO **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260118003 ACTUALIZACIÓN DE LA PLATAFORMA DE SERVICIOS DE SISTEMAS Y TELECOMUNICACIONES

UNIDAD DE MEDIDA: SERVICIO **META:** 162

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	18.394	0	0	0	0	0	18.394
401	08	00	00	Prestaciones sociales e indemnizaciones	60.137	0	0	0	0	0	60.137
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	20.603	0	0	0	0	0	20.603
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	18.800	0	0	0	0	0	18.800
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	20.734	0	0	0	0	0	20.734
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.147.865**	**0**	**0**	**0**	**0**	**0**	**1.147.865**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	6.000	0	0	0	0	0	6.000
402	05	03	00	Productos de papel y cartón para oficina	4.000	0	0	0	0	0	4.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	5.500	0	0	0	0	0	5.500
402	06	03	00	Tintas, pinturas y colorantes	3.500	0	0	0	0	0	3.500
402	06	08	00	Productos plásticos	2.000	0	0	0	0	0	2.000
402	08	00	00	Productos metálicos	31.428	0	0	0	0	0	31.428
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	31.428	0	0	0	0	0	31.428
402	10	00	00	Productos varios y útiles diversos	1.054.937	0	0	0	0	0	1.054.937
402	10	02	00	Materiales y útiles de limpieza y aseo	437	0	0	0	0	0	437
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.000	0	0	0	0	0	4.000
402	10	08	00	Materiales para equipos de computación	1.020.500	0	0	0	0	0	1.020.500
402	10	11	00	Materiales eléctricos	30.000	0	0	0	0	0	30.000
402	99	00	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
402	99	01	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.546.885**	**0**	**0**	**0**	**0**	**0**	**1.546.885**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117869 260118000 ACTUALIZACIÓN DE LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE I

OBJETIVO DEL PROYECTO: ACTUALIZAR LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA.

UNIDAD DE MEDIDA: SERVICIO **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260118003 ACTUALIZACIÓN DE LA PLATAFORMA DE SERVICIOS DE SISTEMAS Y TELECOMUNICACIONES

UNIDAD DE MEDIDA: SERVICIO **META:** 162

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	20.988	0	0	0	0	0	20.988
403	09	01	00	Viáticos y pasajes dentro del país	6.988	0	0	0	0	0	6.988
403	09	02	00	Viáticos y pasajes fuera del país	14.000	0	0	0	0	0	14.000
403	10	00	00	Servicios profesionales y técnicos	735.187	0	0	0	0	0	735.187
403	10	03	00	Servicios de procesamiento de datos	735.187	0	0	0	0	0	735.187
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	637.044	0	0	0	0	0	637.044
403	18	01	00	Impuesto al valor agregado	637.044	0	0	0	0	0	637.044
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	63.666	0	0	0	0	0	63.666
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	63.666	0	0	0	0	0	63.666
403	99	00	00	Otros servicios no personales	40.000	0	0	0	0	0	40.000
403	99	01	00	Otros servicios no personales	40.000	0	0	0	0	0	40.000
404	**00**	**00**	**00**	**Activos reales**	**3.250.850**	**0**	**0**	**0**	**0**	**0**	**3.250.850**
404	05	00	00	Equipos de comunicaciones y de señalamiento	451.850	0	0	0	0	0	451.850
404	05	01	00	Equipos de telecomunicaciones	451.850	0	0	0	0	0	451.850
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.099.000	0	0	0	0	0	2.099.000
404	09	02	00	Equipos de computación	2.099.000	0	0	0	0	0	2.099.000
404	12	00	00	Activos intangibles	500.000	0	0	0	0	0	500.000
404	12	04	00	Paquetes y programas de computación	500.000	0	0	0	0	0	500.000
404	99	00	00	Otros activos reales	200.000	0	0	0	0	0	200.000
404	99	01	00	Otros activos reales	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117869 260118000 ACTUALIZACIÓN DE LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE I

OBJETIVO DEL PROYECTO: ACTUALIZAR LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA.

UNIDAD DE MEDIDA: SERVICIO

META: 204

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 260118003 ACTUALIZACIÓN DE LA PLATAFORMA DE SERVICIOS DE SISTEMAS Y TELECOMUNICACIONES

UNIDAD DE MEDIDA: SERVICIO

META: 162

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**14.724.869**	**0**	**0**	**0**	**0**	**0**	**14.724.869**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117869 260118000 ACTUALIZACIÓN DE LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE I

OBJETIVO DEL PROYECTO: ACTUALIZAR LA PLATAFORMA DE SISTEMAS, SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA.

UNIDAD DE MEDIDA: SERVICIO **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260118004 MANTENIMIENTO DE LOS SERVICIOS DE TELECOMUNICACIONES DEL MPPRIJ

UNIDAD DE MEDIDA: SERVICIO **META:** 42

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	11	00	Materiales eléctricos	50.000	0	0	0	0	0	50.000
402	99	00	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**949.957**	**0**	**0**	**0**	**0**	**0**	**949.957**
403	10	00	00	Servicios profesionales y técnicos	500.000	0	0	0	0	0	500.000
403	10	03	00	Servicios de procesamiento de datos	500.000	0	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	449.957	0	0	0	0	0	449.957
403	18	01	00	Impuesto al valor agregado	449.957	0	0	0	0	0	449.957
404	**00**	**00**	**00**	**Activos reales**	**3.149.639**	**0**	**0**	**0**	**0**	**0**	**3.149.639**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	2.379.639	0	0	0	0	0	2.379.639
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	2.379.639	0	0	0	0	0	2.379.639
404	05	00	00	Equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	0	500.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	0	500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	170.000	0	0	0	0	0	170.000
404	09	02	00	Equipos de computación	170.000	0	0	0	0	0	170.000
404	12	00	00	Activos intangibles	100.000	0	0	0	0	0	100.000
404	12	04	00	Paquetes y programas de computación	100.000	0	0	0	0	0	100.000
				Totales	**4.199.596**	**0**	**0**	**0**	**0**	**0**	**4.199.596**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118414 260120000 DESARROLLAR ACCIONES DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y COMBATE AL FINANCIAMIENTO AL TERRORISMO

OBJETIVO DEL PROYECTO: DESARROLLAR LAS POLÍTICAS Y ACCIONES EN TODO LO RELACIONADO A LA LUCHA CONTRA LA DELINCUENCIA ORGANIZADA, CON LA FINANLIDAD DE OPTIMIZAR EL FUNCIONAMIENTO Y LA ARTICULACIÓN DE LAS DIFERENTES INSTITUCIONES PARA LA EJECUCIÓN DE POLÍTICAS Y ESTRATÉGIAS DEL ESTADO VENEZOLANO

UNIDAD DE MEDIDA: NÚMERO DE CASOS

META: 6

RESPONSABLE/EJECUTOR: OFICINA NACIONAL CONTRA LA DELINCUENCIA ORGANIZADA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**932.331**	**0**	**0**	**0**	**0**	**0**	**932.331**
401	01	00	00	Sueldos, salarios y otras retribuciones	560.304	0	0	0	0	0	560.304
401	01	18	00	Remuneraciones al personal contratado	440.304	0	0	0	0	0	440.304
401	01	99	00	Otras retribuciones	120.000	0	0	0	0	0	120.000
401	04	00	00	Complementos de sueldos y salarios	282.175	0	0	0	0	0	282.175
401	04	06	00	Complemento a empleados por comisión de servicios	120.175	0	0	0	0	0	120.175
401	04	26	00	Bono compensatorio de alimentación al personal contratado	162.000	0	0	0	0	0	162.000
401	06	00	00	Aportes patronales y legales	34.836	0	0	0	0	0	34.836
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.645	0	0	0	0	0	4.645
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	25.546	0	0	0	0	0	25.546
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	4.645	0	0	0	0	0	4.645
401	08	00	00	Prestaciones sociales e indemnizaciones	55.016	0	0	0	0	0	55.016
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	55.016	0	0	0	0	0	55.016
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**413.030**	**0**	**0**	**0**	**0**	**0**	**413.030**
402	01	00	00	Productos alimenticios y agropecuarios	23.200	0	0	0	0	0	23.200
402	01	01	00	Alimentos y bebidas para personas	23.200	0	0	0	0	0	23.200
402	04	00	00	Productos de cuero y caucho	43.200	0	0	0	0	0	43.200
402	04	03	00	Cauchos y tripas para vehículos	43.200	0	0	0	0	0	43.200
402	05	00	00	Productos de papel, cartón e impresos	53.000	0	0	0	0	0	53.000
402	05	01	00	Pulpa de madera, papel y cartón	4.000	0	0	0	0	0	4.000
402	05	03	00	Productos de papel y cartón para oficina	29.000	0	0	0	0	0	29.000
402	05	06	00	Productos de papel y cartón para computación	10.000	0	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	119.100	0	0	0	0	0	119.100
402	06	03	00	Tintas, pinturas y colorantes	41.100	0	0	0	0	0	41.100
402	06	06	00	Combustibles y lubricantes	800	0	0	0	0	0	800
402	06	08	00	Productos plásticos	77.200	0	0	0	0	0	77.200
402	08	00	00	Productos metálicos	31.100	0	0	0	0	0	31.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118414 260120000 DESARROLLAR ACCIONES DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y COMBATE AL FINANCIAMIENTO AL TERRORISMO

OBJETIVO DEL PROYECTO: DESARROLLAR LAS POLÍTICAS Y ACCIONES EN TODO LO RELACIONADO A LA LUCHA CONTRA LA DELINCUENCIA ORGANIZADA, CON LA FINANLIDAD DE OPTIMIZAR EL FUNCIONAMIENTO Y LA ARTICULACIÓN DE LAS DIFERENTES INSTITUCIONES PARA LA EJECUCIÓN DE POLÍTICAS Y ESTRATÉGIAS DEL ESTADO VENEZOLANO

UNIDAD DE MEDIDA: NÚMERO DE CASOS **META:** 6

RESPONSABLE/EJECUTOR: OFICINA NACIONAL CONTRA LA DELINCUENCIA ORGANIZADA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	9.500	0	0	0	0	0	9.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	21.600	0	0	0	0	0	21.600
402	10	00	00	Productos varios y útiles diversos	139.130	0	0	0	0	0	139.130
402	10	02	00	Materiales y útiles de limpieza y aseo	51.240	0	0	0	0	0	51.240
402	10	03	00	Utensilios de cocina y comedor	12.000	0	0	0	0	0	12.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	14.180	0	0	0	0	0	14.180
402	10	07	00	Productos de seguridad en el trabajo	1.160	0	0	0	0	0	1.160
402	10	08	00	Materiales para equipos de computación	42.500	0	0	0	0	0	42.500
402	10	11	00	Materiales eléctricos	13.300	0	0	0	0	0	13.300
402	10	99	00	Otros productos y útiles diversos	4.750	0	0	0	0	0	4.750
402	99	00	00	Otros materiales y suministros	4.300	0	0	0	0	0	4.300
402	99	01	00	Otros materiales y suministros	4.300	0	0	0	0	0	4.300
403	**00**	**00**	**00**	**Servicios no personales**	**463.139**	**0**	**0**	**0**	**0**	**0**	**463.139**
403	04	00	00	Servicios básicos	18.000	0	0	0	0	0	18.000
403	04	07	00	Servicio de condominio	18.000	0	0	0	0	0	18.000
403	06	00	00	Servicios de transporte y almacenaje	9.600	0	0	0	0	0	9.600
403	06	03	00	Estacionamiento	9.600	0	0	0	0	0	9.600
403	09	00	00	Viáticos y pasajes	200.000	0	0	0	0	0	200.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	09	02	00	Viáticos y pasajes fuera del país	100.000	0	0	0	0	0	100.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	35.000	0	0	0	0	0	35.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	35.000	0	0	0	0	0	35.000
403	12	00	00	Conservación y reparaciones menores de obras	104.078	0	0	0	0	0	104.078
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	104.078	0	0	0	0	0	104.078
403	18	00	00	Impuestos indirectos	92.209	0	0	0	0	0	92.209
403	18	01	00	Impuesto al valor agregado	92.209	0	0	0	0	0	92.209
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.252	0	0	0	0	0	4.252
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.252	0	0	0	0	0	4.252
404	**00**	**00**	**00**	**Activos reales**	**191.500**	**0**	**0**	**0**	**0**	**0**	**191.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118414 260120000 DESARROLLAR ACCIONES DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y COMBATE AL FINANCIAMIENTO AL TERRORISMO

OBJETIVO DEL PROYECTO: DESARROLLAR LAS POLÍTICAS Y ACCIONES EN TODO LO RELACIONADO A LA LUCHA CONTRA LA DELINCUENCIA ORGANIZADA, CON LA FINANLIDAD DE OPTIMIZAR EL FUNCIONAMIENTO Y LA ARTICULACIÓN DE LAS DIFERENTES INSTITUCIONES PARA LA EJECUCIÓN DE POLÍTICAS Y ESTRATÉGIAS DEL ESTADO VENEZOLANO

UNIDAD DE MEDIDA: NÚMERO DE CASOS

META: 6

RESPONSABLE/EJECUTOR: OFICINA NACIONAL CONTRA LA DELINCUENCIA ORGANIZADA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	99.000	0	0	0	0	0	99.000
404	09	01	00	Mobiliario y equipos de oficina	59.000	0	0	0	0	0	59.000
404	09	02	00	Equipos de computación	40.000	0	0	0	0	0	40.000
404	12	00	00	Activos intangibles	75.000	0	0	0	0	0	75.000
404	12	04	00	Paquetes y programas de computación	75.000	0	0	0	0	0	75.000
404	99	00	00	Otros activos reales	17.500	0	0	0	0	0	17.500
404	99	01	00	Otros activos reales	17.500	0	0	0	0	0	17.500
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118414 260120000 DESARROLLAR ACCIONES DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y COMBATE AL FINANCIAMIENTO AL TERRORISMO

OBJETIVO DEL PROYECTO: DESARROLLAR LAS POLÍTICAS Y ACCIONES EN TODO LO RELACIONADO A LA LUCHA CONTRA LA DELINCUENCIA ORGANIZADA, CON LA FINANLIDAD DE OPTIMIZAR EL FUNCIONAMIENTO Y LA ARTICULACIÓN DE LAS DIFERENTES INSTITUCIONES PARA LA EJECUCIÓN DE POLÍTICAS Y ESTRATÉGIAS DEL ESTADO VENEZOLANO

UNIDAD DE MEDIDA: NÚMERO DE CASOS

META: 6

RESPONSABLE/EJECUTOR: OFICINA NACIONAL CONTRA LA DELINCUENCIA ORGANIZADA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118414 260120000 DESARROLLAR ACCIONES DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y COMBATE AL FINANCIAMIENTO AL TERRORISMO

OBJETIVO DEL PROYECTO: DESARROLLAR LAS POLÍTICAS Y ACCIONES EN TODO LO RELACIONADO A LA LUCHA CONTRA LA DELINCUENCIA ORGANIZADA, CON LA FINANLIDAD DE OPTIMIZAR EL FUNCIONAMIENTO Y LA ARTICULACIÓN DE LAS DIFERENTES INSTITUCIONES PARA LA EJECUCIÓN DE POLÍTICAS Y ESTRATÉGIAS DEL ESTADO VENEZOLANO

UNIDAD DE MEDIDA: NÚMERO DE CASOS **META:** 6

RESPONSABLE/EJECUTOR: OFICINA NACIONAL CONTRA LA DELINCUENCIA ORGANIZADA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260120002 ARTICULAR CON LAS DIFERENTES INSTITUCIONES CASOS A NIVEL NACIONAL Y COOPERAR CON ORGANISMOS INTERNACIONALES EN MATERIA DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y COMBATE DEL FINANCIAMIENTO AL TERRORISMO

UNIDAD DE MEDIDA: NÚMERO DE CASOS **META:** 6

RESPONSABLE/EJECUTOR: OFICINA NACIONAL CONTRA LA DELINCUENCIA ORGANIZADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**932.331**	**0**	**0**	**0**	**0**	**0**	**932.331**
401	01	00	00	Sueldos, salarios y otras retribuciones	560.304	0	0	0	0	0	560.304
401	01	18	00	Remuneraciones al personal contratado	440.304	0	0	0	0	0	440.304
401	01	99	00	Otras retribuciones	120.000	0	0	0	0	0	120.000
401	04	00	00	Complementos de sueldos y salarios	282.175	0	0	0	0	0	282.175
401	04	06	00	Complemento a empleados por comisión de servicios	120.175	0	0	0	0	0	120.175
401	04	26	00	Bono compensatorio de alimentación al personal contratado	162.000	0	0	0	0	0	162.000
401	06	00	00	Aportes patronales y legales	34.836	0	0	0	0	0	34.836
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.645	0	0	0	0	0	4.645
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	25.546	0	0	0	0	0	25.546
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	4.645	0	0	0	0	0	4.645
401	08	00	00	Prestaciones sociales e indemnizaciones	55.016	0	0	0	0	0	55.016
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	55.016	0	0	0	0	0	55.016
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**413.030**	**0**	**0**	**0**	**0**	**0**	**413.030**
402	01	00	00	Productos alimenticios y agropecuarios	23.200	0	0	0	0	0	23.200
402	01	01	00	Alimentos y bebidas para personas	23.200	0	0	0	0	0	23.200
402	04	00	00	Productos de cuero y caucho	43.200	0	0	0	0	0	43.200
402	04	03	00	Cauchos y tripas para vehículos	43.200	0	0	0	0	0	43.200
402	05	00	00	Productos de papel, cartón e impresos	53.000	0	0	0	0	0	53.000
402	05	01	00	Pulpa de madera, papel y cartón	4.000	0	0	0	0	0	4.000
402	05	03	00	Productos de papel y cartón para oficina	29.000	0	0	0	0	0	29.000
402	05	06	00	Productos de papel y cartón para computación	10.000	0	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	119.100	0	0	0	0	0	119.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118414 260120000 DESARROLLAR ACCIONES DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y COMBATE AL FINANCIAMIENTO AL TERRORISMO

OBJETIVO DEL PROYECTO: DESARROLLAR LAS POLÍTICAS Y ACCIONES EN TODO LO RELACIONADO A LA LUCHA CONTRA LA DELINCUENCIA ORGANIZADA, CON LA FINANLIDAD DE OPTIMIZAR EL FUNCIONAMIENTO Y LA ARTICULACIÓN DE LAS DIFERENTES INSTITUCIONES PARA LA EJECUCIÓN DE POLÍTICAS Y ESTRATÉGIAS DEL ESTADO VENEZOLANO

UNIDAD DE MEDIDA: NÚMERO DE CASOS **META:** 6

RESPONSABLE/EJECUTOR: OFICINA NACIONAL CONTRA LA DELINCUENCIA ORGANIZADA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260120002 ARTICULAR CON LAS DIFERENTES INSTITUCIONES CASOS A NIVEL NACIONAL Y COOPERAR CON ORGANISMOS INTERNACIONALES EN MATERIA DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y COMBATE DEL FINANCIAMIENTO AL TERRORISMO

UNIDAD DE MEDIDA: NÚMERO DE CASOS **META:** 6

RESPONSABLE/EJECUTOR: OFICINA NACIONAL CONTRA LA DELINCUENCIA ORGANIZADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	41.100	0	0	0	0	0	41.100
402	06	06	00	Combustibles y lubricantes	800	0	0	0	0	0	800
402	06	08	00	Productos plásticos	77.200	0	0	0	0	0	77.200
402	08	00	00	Productos metálicos	31.100	0	0	0	0	0	31.100
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	9.500	0	0	0	0	0	9.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	21.600	0	0	0	0	0	21.600
402	10	00	00	Productos varios y útiles diversos	139.130	0	0	0	0	0	139.130
402	10	02	00	Materiales y útiles de limpieza y aseo	51.240	0	0	0	0	0	51.240
402	10	03	00	Utensilios de cocina y comedor	12.000	0	0	0	0	0	12.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	14.180	0	0	0	0	0	14.180
402	10	07	00	Productos de seguridad en el trabajo	1.160	0	0	0	0	0	1.160
402	10	08	00	Materiales para equipos de computación	42.500	0	0	0	0	0	42.500
402	10	11	00	Materiales eléctricos	13.300	0	0	0	0	0	13.300
402	10	99	00	Otros productos y útiles diversos	4.750	0	0	0	0	0	4.750
402	99	00	00	Otros materiales y suministros	4.300	0	0	0	0	0	4.300
402	99	01	00	Otros materiales y suministros	4.300	0	0	0	0	0	4.300
403	**00**	**00**	**00**	**Servicios no personales**	**463.139**	**0**	**0**	**0**	**0**	**0**	**463.139**
403	04	00	00	Servicios básicos	18.000	0	0	0	0	0	18.000
403	04	07	00	Servicio de condominio	18.000	0	0	0	0	0	18.000
403	06	00	00	Servicios de transporte y almacenaje	9.600	0	0	0	0	0	9.600
403	06	03	00	Estacionamiento	9.600	0	0	0	0	0	9.600
403	09	00	00	Viáticos y pasajes	200.000	0	0	0	0	0	200.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	09	02	00	Viáticos y pasajes fuera del país	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118414 260120000 DESARROLLAR ACCIONES DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y COMBATE AL FINANCIAMIENTO AL TERRORISMO

OBJETIVO DEL PROYECTO: DESARROLLAR LAS POLÍTICAS Y ACCIONES EN TODO LO RELACIONADO A LA LUCHA CONTRA LA DELINCUENCIA ORGANIZADA, CON LA FINANLIDAD DE OPTIMIZAR EL FUNCIONAMIENTO Y LA ARTICULACIÓN DE LAS DIFERENTES INSTITUCIONES PARA LA EJECUCIÓN DE POLÍTICAS Y ESTRATÉGIAS DEL ESTADO VENEZOLANO

UNIDAD DE MEDIDA: NÚMERO DE CASOS **META:** 6

RESPONSABLE/EJECUTOR: OFICINA NACIONAL CONTRA LA DELINCUENCIA ORGANIZADA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260120002 ARTICULAR CON LAS DIFERENTES INSTITUCIONES CASOS A NIVEL NACIONAL Y COOPERAR CON ORGANISMOS INTERNACIONALES EN MATERIA DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y COMBATE DEL FINANCIAMIENTO AL TERRORISMO

UNIDAD DE MEDIDA: NÚMERO DE CASOS **META:** 6

RESPONSABLE/EJECUTOR: OFICINA NACIONAL CONTRA LA DELINCUENCIA ORGANIZADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	35.000	0	0	0	0	0	35.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	35.000	0	0	0	0	0	35.000
403	12	00	00	Conservación y reparaciones menores de obras	104.078	0	0	0	0	0	104.078
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	104.078	0	0	0	0	0	104.078
403	18	00	00	Impuestos indirectos	92.209	0	0	0	0	0	92.209
403	18	01	00	Impuesto al valor agregado	92.209	0	0	0	0	0	92.209
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.252	0	0	0	0	0	4.252
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.252	0	0	0	0	0	4.252
404	**00**	**00**	**00**	**Activos reales**	**191.500**	**0**	**0**	**0**	**0**	**0**	**191.500**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	99.000	0	0	0	0	0	99.000
404	09	01	00	Mobiliario y equipos de oficina	59.000	0	0	0	0	0	59.000
404	09	02	00	Equipos de computación	40.000	0	0	0	0	0	40.000
404	12	00	00	Activos intangibles	75.000	0	0	0	0	0	75.000
404	12	04	00	Paquetes y programas de computación	75.000	0	0	0	0	0	75.000
404	99	00	00	Otros activos reales	17.500	0	0	0	0	0	17.500
404	99	01	00	Otros activos reales	17.500	0	0	0	0	0	17.500
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117873 260121000 CUMPLIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DE LA FINALIZACIÓN DEL PLAN NACIONAL ANTIDROGAS 2009-2013.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS POLÍTICAS PÚBLICAS PARA EL COMBATE DE LA PRODUCCIÓN, TRÁFICO, LEGITIMACIÓN DE CAPITALES Y CONSUMO ILÍCITO DE DROGAS EN EL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 5.987.743 **FEMENINO:** 2.694.485 **MASCULINO:** 3.293.258

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**36.902.140**	**0**	**0**	**0**	**0**	**0**	**36.902.140**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.703.869	0	0	0	0	0	8.703.869
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.341.383	0	0	0	0	0	4.341.383
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.335.998	0	0	0	0	0	1.335.998
401	01	18	00	Remuneraciones al personal contratado	1.537.488	0	0	0	0	0	1.537.488
401	01	99	00	Otras retribuciones	1.489.000	0	0	0	0	0	1.489.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.037.502	0	0	0	0	0	5.037.502
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.092.671	0	0	0	0	0	3.092.671
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.944.831	0	0	0	0	0	1.944.831
401	03	00	00	Primas	6.014.307	0	0	0	0	0	6.014.307
401	03	02	00	Primas de transporte a empleados	558.000	0	0	0	0	0	558.000
401	03	03	00	Primas por hogar a empleados	930.000	0	0	0	0	0	930.000
401	03	04	00	Primas por hijos a empleados	295.200	0	0	0	0	0	295.200
401	03	08	00	Primas de profesionalización a empleados	432.632	0	0	0	0	0	432.632
401	03	09	00	Primas por antigüedad a empleados	717.948	0	0	0	0	0	717.948
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	971.543	0	0	0	0	0	971.543
401	03	17	00	Primas de transporte a obreros	187.200	0	0	0	0	0	187.200
401	03	18	00	Primas por hogar a obreros	312.000	0	0	0	0	0	312.000
401	03	19	00	Primas por hijos de obreros	192.000	0	0	0	0	0	192.000
401	03	21	00	Primas por antigüedad a obreros	284.544	0	0	0	0	0	284.544
401	03	22	00	Primas de profesionalización a obreros	6.440	0	0	0	0	0	6.440
401	03	37	00	Primas de transporte al personal contratado	129.600	0	0	0	0	0	129.600
401	03	38	00	Primas por hogar al personal contratado	216.000	0	0	0	0	0	216.000
401	03	39	00	Primas por hijos al personal contratado	36.000	0	0	0	0	0	36.000
401	03	97	00	Otras primas a empleados	558.000	0	0	0	0	0	558.000
401	03	98	00	Otras primas a obreros	187.200	0	0	0	0	0	187.200
401	04	00	00	Complementos de sueldos y salarios	6.451.974	0	0	0	0	0	6.451.974
401	04	06	00	Complemento a empleados por comisión de servicios	2.187.324	0	0	0	0	0	2.187.324

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117873 260121000 CUMPLIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DE LA FINALIZACIÓN DEL PLAN NACIONAL ANTIDROGAS 2009-2013.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS POLÍTICAS PÚBLICAS PARA EL COMBATE DE LA PRODUCCIÓN, TRÁFICO, LEGITIMACIÓN DE CAPITALES Y CONSUMO ILÍCITO DE DROGAS EN EL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 5.987.743 **FEMENINO:** 2.694.485 **MASCULINO:** 3.293.258

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	2.720.250	0	0	0	0	0	2.720.250
401	04	18	00	Bono compensatorio de alimentación a obreros	912.600	0	0	0	0	0	912.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	631.800	0	0	0	0	0	631.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.962.366	0	0	0	0	0	1.962.366
401	05	03	00	Bono vacacional a empleados	1.397.005	0	0	0	0	0	1.397.005
401	05	06	00	Bono vacacional a obreros	494.468	0	0	0	0	0	494.468
401	05	08	00	Bono vacacional al personal contratado	70.893	0	0	0	0	0	70.893
401	06	00	00	Aportes patronales y legales	2.077.172	0	0	0	0	0	2.077.172
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	691.519	0	0	0	0	0	691.519
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	188.596	0	0	0	0	0	188.596
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	125.730	0	0	0	0	0	125.730
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	251.460	0	0	0	0	0	251.460
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	244.761	0	0	0	0	0	244.761
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	66.754	0	0	0	0	0	66.754
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	44.502	0	0	0	0	0	44.502
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	89.004	0	0	0	0	0	89.004
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	87.729	0	0	0	0	0	87.729
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	31.902	0	0	0	0	0	31.902
401	06	95	00	Otros aportes legales por personal contratado	255.215	0	0	0	0	0	255.215
401	07	00	00	Asistencia socio-económica	4.522.695	0	0	0	0	0	4.522.695
401	07	01	00	Capacitación y adiestramiento a empleados	200.000	0	0	0	0	0	200.000
401	07	02	00	Becas a empleados	80.000	0	0	0	0	0	80.000
401	07	03	00	Ayudas por matrimonio a empleados	2.250	0	0	0	0	0	2.250
401	07	04	00	Ayudas por nacimiento de hijos a empleados	9.000	0	0	0	0	0	9.000
401	07	05	00	Ayudas por defunción a empleados	1.750	0	0	0	0	0	1.750
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	100.000	0	0	0	0	0	100.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.257.305	0	0	0	0	0	1.257.305

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117873 260121000 CUMPLIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DE LA FINALIZACIÓN DEL PLAN NACIONAL ANTIDROGAS 2009-2013.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS POLÍTICAS PÚBLICAS PARA EL COMBATE DE LA PRODUCCIÓN, TRÁFICO, LEGITIMACIÓN DE CAPITALES Y CONSUMO ILÍCITO DE DROGAS EN EL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 5.987.743 **FEMENINO:** 2.694.485 **MASCULINO:** 3.293.258

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	304.500	0	0	0	0	0	304.500
401	07	10	00	Dotación de uniformes a empleados	771.400	0	0	0	0	0	771.400
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	245.703	0	0	0	0	0	245.703
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	217.500	0	0	0	0	0	217.500
401	07	17	00	Capacitación y adiestramiento a obreros	40.000	0	0	0	0	0	40.000
401	07	18	00	Becas a obreros	10.000	0	0	0	0	0	10.000
401	07	19	00	Ayudas por matrimonio de obreros	2.250	0	0	0	0	0	2.250
401	07	20	00	Ayudas por nacimiento de hijos de obreros	6.000	0	0	0	0	0	6.000
401	07	21	00	Ayudas por defunción a obreros	1.750	0	0	0	0	0	1.750
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	40.000	0	0	0	0	0	40.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	516.209	0	0	0	0	0	516.209
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	108.000	0	0	0	0	0	108.000
401	07	26	00	Dotación de uniformes a obreros	322.000	0	0	0	0	0	322.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	98.281	0	0	0	0	0	98.281
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	90.000	0	0	0	0	0	90.000
401	07	33	00	Asistencia socio-económica al personal contratado	98.797	0	0	0	0	0	98.797
401	08	00	00	Prestaciones sociales e indemnizaciones	2.132.255	0	0	0	0	0	2.132.255
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.455.214	0	0	0	0	0	1.455.214
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	515.071	0	0	0	0	0	515.071
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	161.970	0	0	0	0	0	161.970
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**986.635**	**0**	**0**	**0**	**0**	**0**	**986.635**
402	01	00	00	Productos alimenticios y agropecuarios	118.261	0	0	0	0	0	118.261
402	01	01	00	Alimentos y bebidas para personas	118.261	0	0	0	0	0	118.261
402	05	00	00	Productos de papel, cartón e impresos	129.275	0	0	0	0	0	129.275
402	05	01	00	Pulpa de madera, papel y cartón	13.380	0	0	0	0	0	13.380
402	05	02	00	Envases y cajas de papel y cartón	2.695	0	0	0	0	0	2.695
402	05	03	00	Productos de papel y cartón para oficina	66.340	0	0	0	0	0	66.340
402	05	04	00	Libros, revistas y periódicos	46.860	0	0	0	0	0	46.860

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117873 260121000 CUMPLIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DE LA FINALIZACIÓN DEL PLAN NACIONAL ANTIDROGAS 2009-2013.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS POLÍTICAS PÚBLICAS PARA EL COMBATE DE LA PRODUCCIÓN, TRÁFICO, LEGITIMACIÓN DE CAPITALES Y CONSUMO ILÍCITO DE DROGAS EN EL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 5.987.743 **FEMENINO:** 2.694.485 **MASCULINO:** 3.293.258

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	88.600	0	0	0	0	0	88.600
402	06	03	00	Tintas, pinturas y colorantes	44.000	0	0	0	0	0	44.000
402	06	06	00	Combustibles y lubricantes	30.030	0	0	0	0	0	30.030
402	06	08	00	Productos plásticos	14.570	0	0	0	0	0	14.570
402	10	00	00	Productos varios y útiles diversos	650.499	0	0	0	0	0	650.499
402	10	02	00	Materiales y útiles de limpieza y aseo	54.512	0	0	0	0	0	54.512
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	110.546	0	0	0	0	0	110.546
402	10	06	00	Condecoraciones, ofrendas y similares	24.000	0	0	0	0	0	24.000
402	10	08	00	Materiales para equipos de computación	387.096	0	0	0	0	0	387.096
402	10	11	00	Materiales eléctricos	22.770	0	0	0	0	0	22.770
402	10	12	00	Materiales para instalaciones sanitarias	50.325	0	0	0	0	0	50.325
402	10	99	00	Otros productos y útiles diversos	1.250	0	0	0	0	0	1.250
403	**00**	**00**	**00**	**Servicios no personales**	**3.890.504**	**0**	**0**	**0**	**0**	**0**	**3.890.504**
403	04	00	00	Servicios básicos	802.680	0	0	0	0	0	802.680
403	04	01	00	Electricidad	94.320	0	0	0	0	0	94.320
403	04	03	00	Agua	33.600	0	0	0	0	0	33.600
403	04	04	00	Teléfonos	600.000	0	0	0	0	0	600.000
403	04	05	00	Servicio de comunicaciones	50.760	0	0	0	0	0	50.760
403	04	06	00	Servicio de aseo urbano y domiciliario	24.000	0	0	0	0	0	24.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	70.800	0	0	0	0	0	70.800
403	07	04	00	Avisos	70.800	0	0	0	0	0	70.800
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	131.100	0	0	0	0	0	131.100
403	08	01	00	Primas y gastos de seguros	119.100	0	0	0	0	0	119.100
403	08	02	00	Comisiones y gastos bancarios	12.000	0	0	0	0	0	12.000
403	09	00	00	Viáticos y pasajes	1.628.892	0	0	0	0	0	1.628.892
403	09	01	00	Viáticos y pasajes dentro del país	185.292	0	0	0	0	0	185.292
403	09	02	00	Viáticos y pasajes fuera del país	1.443.600	0	0	0	0	0	1.443.600
403	10	00	00	Servicios profesionales y técnicos	80.400	0	0	0	0	0	80.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117873 260121000 CUMPLIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DE LA FINALIZACIÓN DEL PLAN NACIONAL ANTIDROGAS 2009-2013.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS POLÍTICAS PÚBLICAS PARA EL COMBATE DE LA PRODUCCIÓN, TRÁFICO, LEGITIMACIÓN DE CAPITALES Y CONSUMO ILÍCITO DE DROGAS EN EL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 5.987.743 **FEMENINO:** 2.694.485 **MASCULINO:** 3.293.258

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	50.400	0	0	0	0	0	50.400
403	10	99	00	Otros servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	524.782	0	0	0	0	0	524.782
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	211.560	0	0	0	0	0	211.560
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	283.222	0	0	0	0	0	283.222
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	12	00	00	Conservación y reparaciones menores de obras	95.000	0	0	0	0	0	95.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	95.000	0	0	0	0	0	95.000
403	18	00	00	Impuestos indirectos	414.234	0	0	0	0	0	414.234
403	18	01	00	Impuesto al valor agregado	414.234	0	0	0	0	0	414.234
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	106.616	0	0	0	0	0	106.616
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	106.616	0	0	0	0	0	106.616
403	99	00	00	Otros servicios no personales	36.000	0	0	0	0	0	36.000
403	99	01	00	Otros servicios no personales	36.000	0	0	0	0	0	36.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**20.000.000**	**0**	**0**	**0**	**0**	**0**	**20.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	20.000.000	0	0	0	0	0	20.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	20.000.000	0	0	0	0	0	20.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**30.000**	**0**	**0**	**0**	**0**	**0**	**30.000**
407	01	00	00	Transferencias y donaciones corrientes internas	30.000	0	0	0	0	0	30.000
407	01	02	00	Donaciones corrientes internas al sector privado	30.000	0	0	0	0	0	30.000
407	01	02	01	Donaciones corrientes a personas	30.000	0	0	0	0	0	30.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**30.000**	**0**	**0**	**0**	**0**	**0**	**30.000**
411	11	00	00	Obligaciones de ejercicios anteriores	30.000	0	0	0	0	0	30.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	30.000	0	0	0	0	0	30.000
				Totales	**61.839.279**	**0**	**0**	**0**	**0**	**0**	**61.839.279**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117873 260121000 CUMPLIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DE LA FINALIZACIÓN DEL PLAN NACIONAL ANTIDROGAS 2009-2013.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS POLÍTICAS PÚBLICAS PARA EL COMBATE DE LA PRODUCCIÓN, TRÁFICO, LEGITIMACIÓN DE CAPITALES Y CONSUMO ILÍCITO DE DROGAS EN EL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 5.987.743 **FEMENINO:** 2.694.485 **MASCULINO:** 3.293.258

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117873 260121000 CUMPLIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DE LA FINALIZACIÓN DEL PLAN NACIONAL ANTIDROGAS 2009-2013.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS POLÍTICAS PÚBLICAS PARA EL COMBATE DE LA PRODUCCIÓN, TRÁFICO, LEGITIMACIÓN DE CAPITALES Y CONSUMO ILÍCITO DE DROGAS EN EL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 5.987.743 **FEMENINO:** 2.694.485 **MASCULINO:** 3.293.258

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260121001 CUMPLIMIENTO DE LAS ACTIVIDADES PROGRAMADAS EN EL PLAN NACIONAL ANTIDROGAS EN LOS ÁMBITOS, POLÍTICAS Y LÍNEAS DE ACCIÓN EN ÉL SEÑALADAS.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 21

RESPONSABLE/EJECUTOR: RECURSOS HUMANOS, ADMINISTRACIÓN Y FINANZAS, OBSERVATORIO VENEZOLANO DE DROGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**36.902.140**	**0**	**0**	**0**	**0**	**0**	**36.902.140**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.703.869	0	0	0	0	0	8.703.869
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.341.383	0	0	0	0	0	4.341.383
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.335.998	0	0	0	0	0	1.335.998
401	01	18	00	Remuneraciones al personal contratado	1.537.488	0	0	0	0	0	1.537.488
401	01	99	00	Otras retribuciones	1.489.000	0	0	0	0	0	1.489.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.037.502	0	0	0	0	0	5.037.502
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.092.671	0	0	0	0	0	3.092.671
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.944.831	0	0	0	0	0	1.944.831
401	03	00	00	Primas	6.014.307	0	0	0	0	0	6.014.307
401	03	02	00	Primas de transporte a empleados	558.000	0	0	0	0	0	558.000
401	03	03	00	Primas por hogar a empleados	930.000	0	0	0	0	0	930.000
401	03	04	00	Primas por hijos a empleados	295.200	0	0	0	0	0	295.200
401	03	08	00	Primas de profesionalización a empleados	432.632	0	0	0	0	0	432.632
401	03	09	00	Primas por antigüedad a empleados	717.948	0	0	0	0	0	717.948
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	971.543	0	0	0	0	0	971.543
401	03	17	00	Primas de transporte a obreros	187.200	0	0	0	0	0	187.200
401	03	18	00	Primas por hogar a obreros	312.000	0	0	0	0	0	312.000
401	03	19	00	Primas por hijos de obreros	192.000	0	0	0	0	0	192.000
401	03	21	00	Primas por antigüedad a obreros	284.544	0	0	0	0	0	284.544
401	03	22	00	Primas de profesionalización a obreros	6.440	0	0	0	0	0	6.440
401	03	37	00	Primas de transporte al personal contratado	129.600	0	0	0	0	0	129.600
401	03	38	00	Primas por hogar al personal contratado	216.000	0	0	0	0	0	216.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117873 260121000 CUMPLIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DE LA FINALIZACIÓN DEL PLAN NACIONAL ANTIDROGAS 2009-2013.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS POLÍTICAS PÚBLICAS PARA EL COMBATE DE LA PRODUCCIÓN, TRÁFICO, LEGITIMACIÓN DE CAPITALES Y CONSUMO ILÍCITO DE DROGAS EN EL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 5.987.743 **FEMENINO:** 2.694.485 **MASCULINO:** 3.293.258

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260121001 CUMPLIMIENTO DE LAS ACTIVIDADES PROGRAMADAS EN EL PLAN NACIONAL ANTIDROGAS EN LOS ÁMBITOS, POLÍTICAS Y LÍNEAS DE ACCIÓN EN ÉL SEÑALADAS.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 21

RESPONSABLE/EJECUTOR: RECURSOS HUMANOS, ADMINISTRACIÓN Y FINANZAS, OBSERVATORIO VENEZOLANO DE DROGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	39	00	Primas por hijos al personal contratado	36.000	0	0	0	0	0	36.000
401	03	97	00	Otras primas a empleados	558.000	0	0	0	0	0	558.000
401	03	98	00	Otras primas a obreros	187.200	0	0	0	0	0	187.200
401	04	00	00	Complementos de sueldos y salarios	6.451.974	0	0	0	0	0	6.451.974
401	04	06	00	Complemento a empleados por comisión de servicios	2.187.324	0	0	0	0	0	2.187.324
401	04	08	00	Bono compensatorio de alimentación a empleados	2.720.250	0	0	0	0	0	2.720.250
401	04	18	00	Bono compensatorio de alimentación a obreros	912.600	0	0	0	0	0	912.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	631.800	0	0	0	0	0	631.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.962.366	0	0	0	0	0	1.962.366
401	05	03	00	Bono vacacional a empleados	1.397.005	0	0	0	0	0	1.397.005
401	05	06	00	Bono vacacional a obreros	494.468	0	0	0	0	0	494.468
401	05	08	00	Bono vacacional al personal contratado	70.893	0	0	0	0	0	70.893
401	06	00	00	Aportes patronales y legales	2.077.172	0	0	0	0	0	2.077.172
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	691.519	0	0	0	0	0	691.519
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	188.596	0	0	0	0	0	188.596
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	125.730	0	0	0	0	0	125.730
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	251.460	0	0	0	0	0	251.460
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	244.761	0	0	0	0	0	244.761
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	66.754	0	0	0	0	0	66.754
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	44.502	0	0	0	0	0	44.502
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	89.004	0	0	0	0	0	89.004
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	87.729	0	0	0	0	0	87.729
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal	31.902	0	0	0	0	0	31.902

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117873 260121000 CUMPLIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DE LA FINALIZACIÓN DEL PLAN NACIONAL ANTIDROGAS 2009-2013.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS POLÍTICAS PÚBLICAS PARA EL COMBATE DE LA PRODUCCIÓN, TRÁFICO, LEGITIMACIÓN DE CAPITALES Y CONSUMO ILÍCITO DE DROGAS EN EL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 5.987.743 **FEMENINO:** 2.694.485 **MASCULINO:** 3.293.258

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260121001 CUMPLIMIENTO DE LAS ACTIVIDADES PROGRAMADAS EN EL PLAN NACIONAL ANTIDROGAS EN LOS ÁMBITOS, POLÍTICAS Y LÍNEAS DE ACCIÓN EN ÉL SEÑALADAS.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 21

RESPONSABLE/EJECUTOR: RECURSOS HUMANOS, ADMINISTRACIÓN Y FINANZAS, OBSERVATORIO VENEZOLANO DE DROGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				contratado							
401	06	95	00	Otros aportes legales por personal contratado	255.215	0	0	0	0	0	255.215
401	07	00	00	Asistencia socio-económica	4.522.695	0	0	0	0	0	4.522.695
401	07	01	00	Capacitación y adiestramiento a empleados	200.000	0	0	0	0	0	200.000
401	07	02	00	Becas a empleados	80.000	0	0	0	0	0	80.000
401	07	03	00	Ayudas por matrimonio a empleados	2.250	0	0	0	0	0	2.250
401	07	04	00	Ayudas por nacimiento de hijos a empleados	9.000	0	0	0	0	0	9.000
401	07	05	00	Ayudas por defunción a empleados	1.750	0	0	0	0	0	1.750
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	100.000	0	0	0	0	0	100.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.257.305	0	0	0	0	0	1.257.305
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	304.500	0	0	0	0	0	304.500
401	07	10	00	Dotación de uniformes a empleados	771.400	0	0	0	0	0	771.400
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	245.703	0	0	0	0	0	245.703
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	217.500	0	0	0	0	0	217.500
401	07	17	00	Capacitación y adiestramiento a obreros	40.000	0	0	0	0	0	40.000
401	07	18	00	Becas a obreros	10.000	0	0	0	0	0	10.000
401	07	19	00	Ayudas por matrimonio de obreros	2.250	0	0	0	0	0	2.250
401	07	20	00	Ayudas por nacimiento de hijos de obreros	6.000	0	0	0	0	0	6.000
401	07	21	00	Ayudas por defunción a obreros	1.750	0	0	0	0	0	1.750
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	40.000	0	0	0	0	0	40.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	516.209	0	0	0	0	0	516.209
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	108.000	0	0	0	0	0	108.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117873 260121000 CUMPLIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DE LA FINALIZACIÓN DEL PLAN NACIONAL ANTIDROGAS 2009-2013.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS POLÍTICAS PÚBLICAS PARA EL COMBATE DE LA PRODUCCIÓN, TRÁFICO, LEGITIMACIÓN DE CAPITALES Y CONSUMO ILÍCITO DE DROGAS EN EL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 5.987.743 **FEMENINO:** 2.694.485 **MASCULINO:** 3.293.258

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260121001 CUMPLIMIENTO DE LAS ACTIVIDADES PROGRAMADAS EN EL PLAN NACIONAL ANTIDROGAS EN LOS ÁMBITOS, POLÍTICAS Y LÍNEAS DE ACCIÓN EN ÉL SEÑALADAS.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 21

RESPONSABLE/EJECUTOR: RECURSOS HUMANOS, ADMINISTRACIÓN Y FINANZAS, OBSERVATORIO VENEZOLANO DE DROGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	26	00	Dotación de uniformes a obreros	322.000	0	0	0	0	0	322.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	98.281	0	0	0	0	0	98.281
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	90.000	0	0	0	0	0	90.000
401	07	33	00	Asistencia socio-económica al personal contratado	98.797	0	0	0	0	0	98.797
401	08	00	00	Prestaciones sociales e indemnizaciones	2.132.255	0	0	0	0	0	2.132.255
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.455.214	0	0	0	0	0	1.455.214
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	515.071	0	0	0	0	0	515.071
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	161.970	0	0	0	0	0	161.970
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**901.687**	**0**	**0**	**0**	**0**	0	**901.687**
402	01	00	00	Productos alimenticios y agropecuarios	118.261	0	0	0	0	0	118.261
402	01	01	00	Alimentos y bebidas para personas	118.261	0	0	0	0	0	118.261
402	05	00	00	Productos de papel, cartón e impresos	126.975	0	0	0	0	0	126.975
402	05	01	00	Pulpa de madera, papel y cartón	13.380	0	0	0	0	0	13.380
402	05	02	00	Envases y cajas de papel y cartón	2.695	0	0	0	0	0	2.695
402	05	03	00	Productos de papel y cartón para oficina	64.040	0	0	0	0	0	64.040
402	05	04	00	Libros, revistas y periódicos	46.860	0	0	0	0	0	46.860
402	06	00	00	Productos químicos y derivados	88.600	0	0	0	0	0	88.600
402	06	03	00	Tintas, pinturas y colorantes	44.000	0	0	0	0	0	44.000
402	06	06	00	Combustibles y lubricantes	30.030	0	0	0	0	0	30.030
402	06	08	00	Productos plásticos	14.570	0	0	0	0	0	14.570
402	10	00	00	Productos varios y útiles diversos	567.851	0	0	0	0	0	567.851
402	10	02	00	Materiales y útiles de limpieza y aseo	54.512	0	0	0	0	0	54.512
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	82.270	0	0	0	0	0	82.270

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117873 260121000 CUMPLIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DE LA FINALIZACIÓN DEL PLAN NACIONAL ANTIDROGAS 2009-2013.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS POLÍTICAS PÚBLICAS PARA EL COMBATE DE LA PRODUCCIÓN, TRÁFICO, LEGITIMACIÓN DE CAPITALES Y CONSUMO ILÍCITO DE DROGAS EN EL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 5.987.743 **FEMENINO:** 2.694.485 **MASCULINO:** 3.293.258

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260121001 CUMPLIMIENTO DE LAS ACTIVIDADES PROGRAMADAS EN EL PLAN NACIONAL ANTIDROGAS EN LOS ÁMBITOS, POLÍTICAS Y LÍNEAS DE ACCIÓN EN ÉL SEÑALADAS.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 21

RESPONSABLE/EJECUTOR: RECURSOS HUMANOS, ADMINISTRACIÓN Y FINANZAS, OBSERVATORIO VENEZOLANO DE DROGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	24.000	0	0	0	0	0	24.000
402	10	08	00	Materiales para equipos de computación	332.724	0	0	0	0	0	332.724
402	10	11	00	Materiales eléctricos	22.770	0	0	0	0	0	22.770
402	10	12	00	Materiales para instalaciones sanitarias	50.325	0	0	0	0	0	50.325
402	10	99	00	Otros productos y útiles diversos	1.250	0	0	0	0	0	1.250
403	**00**	**00**	**00**	**Servicios no personales**	**2.320.157**	**0**	**0**	**0**	**0**	**0**	**2.320.157**
403	04	00	00	Servicios básicos	802.680	0	0	0	0	0	802.680
403	04	01	00	Electricidad	94.320	0	0	0	0	0	94.320
403	04	03	00	Agua	33.600	0	0	0	0	0	33.600
403	04	04	00	Teléfonos	600.000	0	0	0	0	0	600.000
403	04	05	00	Servicio de comunicaciones	50.760	0	0	0	0	0	50.760
403	04	06	00	Servicio de aseo urbano y domiciliario	24.000	0	0	0	0	0	24.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	70.800	0	0	0	0	0	70.800
403	07	04	00	Avisos	70.800	0	0	0	0	0	70.800
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	131.100	0	0	0	0	0	131.100
403	08	01	00	Primas y gastos de seguros	119.100	0	0	0	0	0	119.100
403	08	02	00	Comisiones y gastos bancarios	12.000	0	0	0	0	0	12.000
403	09	00	00	Viáticos y pasajes	146.280	0	0	0	0	0	146.280
403	09	01	00	Viáticos y pasajes dentro del país	146.280	0	0	0	0	0	146.280
403	10	00	00	Servicios profesionales y técnicos	80.400	0	0	0	0	0	80.400
403	10	07	00	Servicios de capacitación y adiestramiento	50.400	0	0	0	0	0	50.400
403	10	99	00	Otros servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	524.782	0	0	0	0	0	524.782

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117873 260121000 CUMPLIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DE LA FINALIZACIÓN DEL PLAN NACIONAL ANTIDROGAS 2009-2013.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS POLÍTICAS PÚBLICAS PARA EL COMBATE DE LA PRODUCCIÓN, TRÁFICO, LEGITIMACIÓN DE CAPITALES Y CONSUMO ILÍCITO DE DROGAS EN EL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 5.987.743 **FEMENINO:** 2.694.485 **MASCULINO:** 3.293.258

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260121001 CUMPLIMIENTO DE LAS ACTIVIDADES PROGRAMADAS EN EL PLAN NACIONAL ANTIDROGAS EN LOS ÁMBITOS, POLÍTICAS Y LÍNEAS DE ACCIÓN EN ÉL SEÑALADAS.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 21

RESPONSABLE/EJECUTOR: RECURSOS HUMANOS, ADMINISTRACIÓN Y FINANZAS, OBSERVATORIO VENEZOLANO DE DROGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	211.560	0	0	0	0	0	211.560
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	283.222	0	0	0	0	0	283.222
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	12	00	00	Conservación y reparaciones menores de obras	95.000	0	0	0	0	0	95.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	95.000	0	0	0	0	0	95.000
403	18	00	00	Impuestos indirectos	326.499	0	0	0	0	0	326.499
403	18	01	00	Impuesto al valor agregado	326.499	0	0	0	0	0	326.499
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	106.616	0	0	0	0	0	106.616
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	106.616	0	0	0	0	0	106.616
403	99	00	00	Otros servicios no personales	36.000	0	0	0	0	0	36.000
403	99	01	00	Otros servicios no personales	36.000	0	0	0	0	0	36.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**20.000.000**	0	0	0	0	0	**20.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	20.000.000	0	0	0	0	0	20.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	20.000.000	0	0	0	0	0	20.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**30.000**	0	0	0	0	0	**30.000**
407	01	00	00	Transferencias y donaciones corrientes internas	30.000	0	0	0	0	0	30.000
407	01	02	00	Donaciones corrientes internas al sector privado	30.000	0	0	0	0	0	30.000
407	01	02	01	Donaciones corrientes a personas	30.000	0	0	0	0	0	30.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**30.000**	0	0	0	0	0	**30.000**
411	11	00	00	Obligaciones de ejercicios anteriores	30.000	0	0	0	0	0	30.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	30.000	0	0	0	0	0	30.000
				Totales	**60.183.984**	0	0	0	0	0	**60.183.984**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117873 260121000 CUMPLIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DE LA FINALIZACIÓN DEL PLAN NACIONAL ANTIDROGAS 2009-2013.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS POLÍTICAS PÚBLICAS PARA EL COMBATE DE LA PRODUCCIÓN, TRÁFICO, LEGITIMACIÓN DE CAPITALES Y CONSUMO ILÍCITO DE DROGAS EN EL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 5.987.743 **FEMENINO:** 2.694.485 **MASCULINO:** 3.293.258

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260121002 CONSOLIDACIÓN DE LA COOPERACIÓN INTERNACIONAL ADECUADA A LA NATURALEZA CAMBIANTE, COMPLEJA Y DESCENTRALIZADA DEL PROBLEMA DE LAS DROGAS.

UNIDAD DE MEDIDA: CUESTIONARIO **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.960**	**0**	**0**	**0**	**0**	**0**	**5.960**
402	05	00	00	Productos de papel, cartón e impresos	2.300	0	0	0	0	0	2.300
402	05	03	00	Productos de papel y cartón para oficina	2.300	0	0	0	0	0	2.300
402	10	00	00	Productos varios y útiles diversos	3.660	0	0	0	0	0	3.660
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	260	0	0	0	0	0	260
402	10	08	00	Materiales para equipos de computación	3.400	0	0	0	0	0	3.400
403	**00**	**00**	**00**	**Servicios no personales**	**1.526.238**	**0**	**0**	**0**	**0**	**0**	**1.526.238**
403	09	00	00	Viáticos y pasajes	1.445.820	0	0	0	0	0	1.445.820
403	09	01	00	Viáticos y pasajes dentro del país	2.220	0	0	0	0	0	2.220
403	09	02	00	Viáticos y pasajes fuera del país	1.443.600	0	0	0	0	0	1.443.600
403	18	00	00	Impuestos indirectos	80.418	0	0	0	0	0	80.418
403	18	01	00	Impuesto al valor agregado	80.418	0	0	0	0	0	80.418
				Totales	**1.532.198**	**0**	**0**	**0**	**0**	**0**	**1.532.198**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117873 260121000 CUMPLIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DE LA FINALIZACIÓN DEL PLAN NACIONAL ANTIDROGAS 2009-2013.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS POLÍTICAS PÚBLICAS PARA EL COMBATE DE LA PRODUCCIÓN, TRÁFICO, LEGITIMACIÓN DE CAPITALES Y CONSUMO ILÍCITO DE DROGAS EN EL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 5.987.743 **FEMENINO:** 2.694.485 **MASCULINO:** 3.293.258

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260121003 ESTABLECIMIENTO DE LAS MEDIDAS DE CONTROL PARA LA PREVENCIÓN Y REPRESIÓN DEL TRÁFICO ILÍCITO DE SUSTANCIAS ESTUPEFACIENTES Y PSICOTRÓPICAS Y LEGITIMACIÓN DE CAPITALES EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE REDUCCIÓN DE LA OFERTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.790**	**0**	**0**	**0**	**0**	0	**20.790**
402	10	00	00	Productos varios y útiles diversos	20.790	0	0	0	0	0	20.790
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.560	0	0	0	0	0	16.560
402	10	08	00	Materiales para equipos de computación	4.230	0	0	0	0	0	4.230
403	**00**	**00**	**00**	**Servicios no personales**	**12.525**	**0**	**0**	**0**	**0**	0	**12.525**
403	09	00	00	Viáticos y pasajes	10.032	0	0	0	0	0	10.032
403	09	01	00	Viáticos y pasajes dentro del país	10.032	0	0	0	0	0	10.032
403	18	00	00	Impuestos indirectos	2.493	0	0	0	0	0	2.493
403	18	01	00	Impuesto al valor agregado	2.493	0	0	0	0	0	2.493
				Totales	**33.315**	**0**	**0**	**0**	**0**	0	**33.315**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117873 260121000 CUMPLIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DE LA FINALIZACIÓN DEL PLAN NACIONAL ANTIDROGAS 2009-2013.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS POLÍTICAS PÚBLICAS PARA EL COMBATE DE LA PRODUCCIÓN, TRÁFICO, LEGITIMACIÓN DE CAPITALES Y CONSUMO ILÍCITO DE DROGAS EN EL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 5.987.743 **FEMENINO:** 2.694.485 **MASCULINO:** 3.293.258

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260121004 FORTALECIMIENTO DEL CONOCIMIENTO EN MATERIA DE PREVENCIÓN INTEGRAL DEL CONSUMO DE ALCOHOL, TABACO Y OTRAS DROGAS A TRAVÉS DE LA FORMACIÓN EDUCATIVA Y FOMENTACIÓN DE ESTILOS DE VIDA SALUDABLES EN LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: JORNADA **META:** 200

RESPONSABLE/EJECUTOR: DIRECCIÓN DE REDUCCIÓN DE LA DEMANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**29.099**	**0**	**0**	**0**	**0**	0	**29.099**
402	10	00	00	Productos varios y útiles diversos	29.099	0	0	0	0	0	29.099
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.728	0	0	0	0	0	5.728
402	10	08	00	Materiales para equipos de computación	23.371	0	0	0	0	0	23.371
403	**00**	**00**	**00**	**Servicios no personales**	**15.792**	**0**	**0**	**0**	**0**	0	**15.792**
403	09	00	00	Viáticos y pasajes	13.380	0	0	0	0	0	13.380
403	09	01	00	Viáticos y pasajes dentro del país	13.380	0	0	0	0	0	13.380
403	18	00	00	Impuestos indirectos	2.412	0	0	0	0	0	2.412
403	18	01	00	Impuesto al valor agregado	2.412	0	0	0	0	0	2.412
				Totales	**44.891**	**0**	**0**	**0**	**0**	0	**44.891**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117873 260121000 CUMPLIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DE LA FINALIZACIÓN DEL PLAN NACIONAL ANTIDROGAS 2009-2013.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS POLÍTICAS PÚBLICAS PARA EL COMBATE DE LA PRODUCCIÓN, TRÁFICO, LEGITIMACIÓN DE CAPITALES Y CONSUMO ILÍCITO DE DROGAS EN EL PAÍS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 5.987.743 **FEMENINO:** 2.694.485 **MASCULINO:** 3.293.258

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260121005 CONSOLIDACIÓN DE LA RED NACIONAL ANTIDROGAS, A TRAVÉS DE LA ATENCIÓN DE LAS COMUNIDADES PARA ENFRENTAR EL PROBLEMA DE LAS DROGAS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 5.987.743

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**29.099**	**0**	**0**	**0**	**0**	**0**	**29.099**
402	10	00	00	Productos varios y útiles diversos	29.099	0	0	0	0	0	29.099
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.728	0	0	0	0	0	5.728
402	10	08	00	Materiales para equipos de computación	23.371	0	0	0	0	0	23.371
403	**00**	**00**	**00**	**Servicios no personales**	**15.792**	**0**	**0**	**0**	**0**	**0**	**15.792**
403	09	00	00	Viáticos y pasajes	13.380	0	0	0	0	0	13.380
403	09	01	00	Viáticos y pasajes dentro del país	13.380	0	0	0	0	0	13.380
403	18	00	00	Impuestos indirectos	2.412	0	0	0	0	0	2.412
403	18	01	00	Impuesto al valor agregado	2.412	0	0	0	0	0	2.412
				Totales	**44.891**	**0**	**0**	**0**	**0**	**0**	**44.891**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117844 260122000 DOTACIÓN Y EQUIPAMIENTO AL SISTEMA INTEGRAL DE POLICÍA EN EL ÁMBITO DEL TERRITORIO NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DE LOS CUERPOS DE POLICÍA A TRAVÉS DE LA DOTACIÓN BÁSICA Y ESPECIAL PARA ELEVAR EL DESEMPEÑO DE LA LABOR POLICIAL EN EL ÁMBITO DEL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 2.052 **FEMENINO:** 1.026 **MASCULINO:** 1.026

RESPONSABLE/EJECUTOR: FONDO INTERGUBERNAMENTAL DEL SERVICIO DE POLICÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.790.917**	**0**	**0**	**0**	**0**	**0**	**1.790.917**
401	01	00	00	Sueldos, salarios y otras retribuciones	878.814	0	0	0	0	0	878.814
401	01	18	00	Remuneraciones al personal contratado	878.814	0	0	0	0	0	878.814
401	04	00	00	Complementos de sueldos y salarios	405.000	0	0	0	0	0	405.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	405.000	0	0	0	0	0	405.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	216.495	0	0	0	0	0	216.495
401	05	07	00	Aguinaldos al personal contratado	204.051	0	0	0	0	0	204.051
401	05	08	00	Bono vacacional al personal contratado	12.444	0	0	0	0	0	12.444
401	06	00	00	Aportes patronales y legales	120.565	0	0	0	0	0	120.565
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	88.413	0	0	0	0	0	88.413
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	16.076	0	0	0	0	0	16.076
401	06	95	00	Otros aportes legales por personal contratado	16.076	0	0	0	0	0	16.076
401	08	00	00	Prestaciones sociales e indemnizaciones	170.043	0	0	0	0	0	170.043
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	170.043	0	0	0	0	0	170.043
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**32.257.039**	**0**	**0**	**0**	**0**	**0**	**32.257.039**
402	01	00	00	Productos alimenticios y agropecuarios	9.120	0	0	0	0	0	9.120
402	01	01	00	Alimentos y bebidas para personas	9.120	0	0	0	0	0	9.120
402	03	00	00	Textiles y vestuarios	10.012.000	0	0	0	0	0	10.012.000
402	03	02	00	Prendas de vestir	6.672.000	0	0	0	0	0	6.672.000
402	03	03	00	Calzados	3.340.000	0	0	0	0	0	3.340.000
402	05	00	00	Productos de papel, cartón e impresos	53.261	0	0	0	0	0	53.261
402	05	01	00	Pulpa de madera, papel y cartón	3.588	0	0	0	0	0	3.588
402	05	03	00	Productos de papel y cartón para oficina	44.553	0	0	0	0	0	44.553
402	05	04	00	Libros, revistas y periódicos	5.120	0	0	0	0	0	5.120
402	06	00	00	Productos químicos y derivados	48.100	0	0	0	0	0	48.100
402	06	03	00	Tintas, pinturas y colorantes	42.900	0	0	0	0	0	42.900
402	06	08	00	Productos plásticos	5.200	0	0	0	0	0	5.200
402	08	00	00	Productos metálicos	22.071.185	0	0	0	0	0	22.071.185

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117844 260122000 DOTACIÓN Y EQUIPAMIENTO AL SISTEMA INTEGRAL DE POLICÍA EN EL ÁMBITO DEL TERRITORIO NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DE LOS CUERPOS DE POLICÍA A TRAVÉS DE LA DOTACIÓN BÁSICA Y ESPECIAL PARA ELEVAR EL DESEMPEÑO DE LA LABOR POLICIAL EN EL ÁMBITO DEL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 2.052 **FEMENINO:** 1.026 **MASCULINO:** 1.026

RESPONSABLE/EJECUTOR: FONDO INTERGUBERNAMENTAL DEL SERVICIO DE POLICÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	05	00	Materiales de orden público, seguridad y defensa	22.071.185	0	0	0	0	0	22.071.185
402	10	00	00	Productos varios y útiles diversos	63.373	0	0	0	0	0	63.373
402	10	02	00	Materiales y útiles de limpieza y aseo	6.011	0	0	0	0	0	6.011
402	10	03	00	Utensilios de cocina y comedor	1.630	0	0	0	0	0	1.630
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	23.246	0	0	0	0	0	23.246
402	10	08	00	Materiales para equipos de computación	32.486	0	0	0	0	0	32.486
403	**00**	**00**	**00**	**Servicios no personales**	**21.236.386**	**0**	**0**	**0**	**0**	**0**	**21.236.386**
403	07	00	00	Servicios de información, impresión y relaciones públicas	182.500	0	0	0	0	0	182.500
403	07	02	00	Imprenta y reproducción	182.500	0	0	0	0	0	182.500
403	09	00	00	Viáticos y pasajes	49.421	0	0	0	0	0	49.421
403	09	01	00	Viáticos y pasajes dentro del país	49.421	0	0	0	0	0	49.421
403	10	00	00	Servicios profesionales y técnicos	8.908.375	0	0	0	0	0	8.908.375
403	10	07	00	Servicios de capacitación y adiestramiento	7.908.375	0	0	0	0	0	7.908.375
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	12	00	00	Conservación y reparaciones menores de obras	2.700.839	0	0	0	0	0	2.700.839
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.700.839	0	0	0	0	0	2.700.839
403	18	00	00	Impuestos indirectos	8.385.126	0	0	0	0	0	8.385.126
403	18	01	00	Impuesto al valor agregado	8.385.126	0	0	0	0	0	8.385.126
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	10.125	0	0	0	0	0	10.125
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	10.125	0	0	0	0	0	10.125
403	99	00	00	Otros servicios no personales	1.000.000	0	0	0	0	0	1.000.000
403	99	01	00	Otros servicios no personales	1.000.000	0	0	0	0	0	1.000.000
404	**00**	**00**	**00**	**Activos reales**	**24.767.750**	**0**	**0**	**0**	**0**	**0**	**24.767.750**
404	04	00	00	Equipos de transporte, tracción y elevación	7.194.449	0	0	0	0	0	7.194.449
404	04	01	00	Vehículos automotores terrestres	7.194.449	0	0	0	0	0	7.194.449
404	05	00	00	Equipos de comunicaciones y de señalamiento	559.000	0	0	0	0	0	559.000
404	05	01	00	Equipos de telecomunicaciones	559.000	0	0	0	0	0	559.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.600	0	0	0	0	0	1.600
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.600	0	0	0	0	0	1.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117844 260122000 DOTACIÓN Y EQUIPAMIENTO AL SISTEMA INTEGRAL DE POLICÍA EN EL ÁMBITO DEL TERRITORIO NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DE LOS CUERPOS DE POLICÍA A TRAVÉS DE LA DOTACIÓN BÁSICA Y ESPECIAL PARA ELEVAR EL DESEMPEÑO DE LA LABOR POLICIAL EN EL ÁMBITO DEL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 2.052 **FEMENINO:** 1.026 **MASCULINO:** 1.026

RESPONSABLE/EJECUTOR: FONDO INTERGUBERNAMENTAL DEL SERVICIO DE POLICÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	16.895.551	0	0	0	0	0	16.895.551
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	16.895.551	0	0	0	0	0	16.895.551
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	117.150	0	0	0	0	0	117.150
404	09	01	00	Mobiliario y equipos de oficina	47.200	0	0	0	0	0	47.200
404	09	02	00	Equipos de computación	61.750	0	0	0	0	0	61.750
404	09	03	00	Mobiliario y equipos de alojamiento	8.200	0	0	0	0	0	8.200
				Totales	**80.052.092**	**0**	**0**	**0**	**0**	**0**	**80.052.092**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117844 260122000 DOTACIÓN Y EQUIPAMIENTO AL SISTEMA INTEGRAL DE POLICÍA EN EL ÁMBITO DEL TERRITORIO NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DE LOS CUERPOS DE POLICÍA A TRAVÉS DE LA DOTACIÓN BÁSICA Y ESPECIAL PARA ELEVAR EL DESEMPEÑO DE LA LABOR POLICIAL EN EL ÁMBITO DEL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 2.052 **FEMENINO:** 1.026 **MASCULINO:** 1.026

RESPONSABLE/EJECUTOR: FONDO INTERGUBERNAMENTAL DEL SERVICIO DE POLICÍA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117844 260122000 DOTACIÓN Y EQUIPAMIENTO AL SISTEMA INTEGRAL DE POLICÍA EN EL ÁMBITO DEL TERRITORIO NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DE LOS CUERPOS DE POLICÍA A TRAVÉS DE LA DOTACIÓN BÁSICA Y ESPECIAL PARA ELEVAR EL DESEMPEÑO DE LA LABOR POLICIAL EN EL ÁMBITO DEL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 2.052 **FEMENINO:** 1.026 **MASCULINO:** 1.026

RESPONSABLE/EJECUTOR: FONDO INTERGUBERNAMENTAL DEL SERVICIO DE POLICÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260122002 COOPERAR AL FORTALECIMIENTO INTEGRAL DEL SISTEMA POLICIAL, A TRAVÉS DE LA DOTACIÓN Y EQUIPAMIENTO BÁSICO Y ESPECIAL A NIVEL NACIONAL.

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 2.052

RESPONSABLE/EJECUTOR: FONDO INTERGUBERNAMENTAL DEL SERVICIO DE POLICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.790.917**	**0**	**0**	**0**	**0**	**0**	**1.790.917**
401	01	00	00	Sueldos, salarios y otras retribuciones	878.814	0	0	0	0	0	878.814
401	01	18	00	Remuneraciones al personal contratado	878.814	0	0	0	0	0	878.814
401	04	00	00	Complementos de sueldos y salarios	405.000	0	0	0	0	0	405.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	405.000	0	0	0	0	0	405.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	216.495	0	0	0	0	0	216.495
401	05	07	00	Aguinaldos al personal contratado	204.051	0	0	0	0	0	204.051
401	05	08	00	Bono vacacional al personal contratado	12.444	0	0	0	0	0	12.444
401	06	00	00	Aportes patronales y legales	120.565	0	0	0	0	0	120.565
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	88.413	0	0	0	0	0	88.413
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	16.076	0	0	0	0	0	16.076
401	06	95	00	Otros aportes legales por personal contratado	16.076	0	0	0	0	0	16.076
401	08	00	00	Prestaciones sociales e indemnizaciones	170.043	0	0	0	0	0	170.043
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	170.043	0	0	0	0	0	170.043
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**32.257.039**	**0**	**0**	**0**	**0**	**0**	**32.257.039**
402	01	00	00	Productos alimenticios y agropecuarios	9.120	0	0	0	0	0	9.120
402	01	01	00	Alimentos y bebidas para personas	9.120	0	0	0	0	0	9.120
402	03	00	00	Textiles y vestuarios	10.012.000	0	0	0	0	0	10.012.000
402	03	02	00	Prendas de vestir	6.672.000	0	0	0	0	0	6.672.000
402	03	03	00	Calzados	3.340.000	0	0	0	0	0	3.340.000
402	05	00	00	Productos de papel, cartón e impresos	53.261	0	0	0	0	0	53.261
402	05	01	00	Pulpa de madera, papel y cartón	3.588	0	0	0	0	0	3.588
402	05	03	00	Productos de papel y cartón para oficina	44.553	0	0	0	0	0	44.553
402	05	04	00	Libros, revistas y periódicos	5.120	0	0	0	0	0	5.120

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117844 260122000 DOTACIÓN Y EQUIPAMIENTO AL SISTEMA INTEGRAL DE POLICÍA EN EL ÁMBITO DEL TERRITORIO NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DE LOS CUERPOS DE POLICÍA A TRAVÉS DE LA DOTACIÓN BÁSICA Y ESPECIAL PARA ELEVAR EL DESEMPEÑO DE LA LABOR POLICIAL EN EL ÁMBITO DEL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 2.052 **FEMENINO:** 1.026 **MASCULINO:** 1.026

RESPONSABLE/EJECUTOR: FONDO INTERGUBERNAMENTAL DEL SERVICIO DE POLICÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260122002 COOPERAR AL FORTALECIMIENTO INTEGRAL DEL SISTEMA POLICIAL, A TRAVÉS DE LA DOTACIÓN Y EQUIPAMIENTO BÁSICO Y ESPECIAL A NIVEL NACIONAL.

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 2.052

RESPONSABLE/EJECUTOR: FONDO INTERGUBERNAMENTAL DEL SERVICIO DE POLICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	48.100	0	0	0	0	0	48.100
402	06	03	00	Tintas, pinturas y colorantes	42.900	0	0	0	0	0	42.900
402	06	08	00	Productos plásticos	5.200	0	0	0	0	0	5.200
402	08	00	00	Productos metálicos	22.071.185	0	0	0	0	0	22.071.185
402	08	05	00	Materiales de orden público, seguridad y defensa	22.071.185	0	0	0	0	0	22.071.185
402	10	00	00	Productos varios y útiles diversos	63.373	0	0	0	0	0	63.373
402	10	02	00	Materiales y útiles de limpieza y aseo	6.011	0	0	0	0	0	6.011
402	10	03	00	Utensilios de cocina y comedor	1.630	0	0	0	0	0	1.630
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	23.246	0	0	0	0	0	23.246
402	10	08	00	Materiales para equipos de computación	32.486	0	0	0	0	0	32.486
403	**00**	**00**	**00**	**Servicios no personales**	**21.236.386**	**0**	**0**	**0**	**0**	**0**	**21.236.386**
403	07	00	00	Servicios de información, impresión y relaciones públicas	182.500	0	0	0	0	0	182.500
403	07	02	00	Imprenta y reproducción	182.500	0	0	0	0	0	182.500
403	09	00	00	Viáticos y pasajes	49.421	0	0	0	0	0	49.421
403	09	01	00	Viáticos y pasajes dentro del país	49.421	0	0	0	0	0	49.421
403	10	00	00	Servicios profesionales y técnicos	8.908.375	0	0	0	0	0	8.908.375
403	10	07	00	Servicios de capacitación y adiestramiento	7.908.375	0	0	0	0	0	7.908.375
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	12	00	00	Conservación y reparaciones menores de obras	2.700.839	0	0	0	0	0	2.700.839
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.700.839	0	0	0	0	0	2.700.839
403	18	00	00	Impuestos indirectos	8.385.126	0	0	0	0	0	8.385.126
403	18	01	00	Impuesto al valor agregado	8.385.126	0	0	0	0	0	8.385.126
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	10.125	0	0	0	0	0	10.125
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	10.125	0	0	0	0	0	10.125

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117844 260122000 DOTACIÓN Y EQUIPAMIENTO AL SISTEMA INTEGRAL DE POLICÍA EN EL ÁMBITO DEL TERRITORIO NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DE LOS CUERPOS DE POLICÍA A TRAVÉS DE LA DOTACIÓN BÁSICA Y ESPECIAL PARA ELEVAR EL DESEMPEÑO DE LA LABOR POLICIAL EN EL ÁMBITO DEL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 2.052 **FEMENINO:** 1.026 **MASCULINO:** 1.026

RESPONSABLE/EJECUTOR: FONDO INTERGUBERNAMENTAL DEL SERVICIO DE POLICÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260122002 COOPERAR AL FORTALECIMIENTO INTEGRAL DEL SISTEMA POLICIAL, A TRAVÉS DE LA DOTACIÓN Y EQUIPAMIENTO BÁSICO Y ESPECIAL A NIVEL NACIONAL.

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 2.052

RESPONSABLE/EJECUTOR: FONDO INTERGUBERNAMENTAL DEL SERVICIO DE POLICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	1.000.000	0	0	0	0	0	1.000.000
403	99	01	00	Otros servicios no personales	1.000.000	0	0	0	0	0	1.000.000
404	**00**	**00**	**00**	**Activos reales**	**24.767.750**	**0**	**0**	**0**	**0**	**0**	**24.767.750**
404	04	00	00	Equipos de transporte, tracción y elevación	7.194.449	0	0	0	0	0	7.194.449
404	04	01	00	Vehículos automotores terrestres	7.194.449	0	0	0	0	0	7.194.449
404	05	00	00	Equipos de comunicaciones y de señalamiento	559.000	0	0	0	0	0	559.000
404	05	01	00	Equipos de telecomunicaciones	559.000	0	0	0	0	0	559.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.600	0	0	0	0	0	1.600
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.600	0	0	0	0	0	1.600
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	16.895.551	0	0	0	0	0	16.895.551
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	16.895.551	0	0	0	0	0	16.895.551
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	117.150	0	0	0	0	0	117.150
404	09	01	00	Mobiliario y equipos de oficina	47.200	0	0	0	0	0	47.200
404	09	02	00	Equipos de computación	61.750	0	0	0	0	0	61.750
404	09	03	00	Mobiliario y equipos de alojamiento	8.200	0	0	0	0	0	8.200
				Totales	**80.052.092**	**0**	**0**	**0**	**0**	**0**	**80.052.092**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117653 260123000 FORMACIÓN PARA LA PREVENCIÓN INTEGRAL, SOCIAL Y SITUACIONAL PARA CONVIVIR EN UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA LA PARTICIPACIÓN ACTIVA Y PERMANENTE DE LOS MIEMBROS DE LAS COMUNIDADES EDUCATIVAS Y COMUNIDADES EN GENERAL

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 392.785 **FEMENINO:** 223.887 **MASCULINO:** 168.898

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**25.746.056**	**0**	**0**	**0**	**0**	**0**	**25.746.056**
401	01	00	00	Sueldos, salarios y otras retribuciones	14.811.929	0	0	0	0	0	14.811.929
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.006.045	0	0	0	0	0	5.006.045
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	688.332	0	0	0	0	0	688.332
401	01	18	00	Remuneraciones al personal contratado	8.985.552	0	0	0	0	0	8.985.552
401	01	99	00	Otras retribuciones	132.000	0	0	0	0	0	132.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.605.709	0	0	0	0	0	5.605.709
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.538.393	0	0	0	0	0	4.538.393
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.067.316	0	0	0	0	0	1.067.316
401	03	00	00	Primas	1.021.356	0	0	0	0	0	1.021.356
401	03	02	00	Primas de transporte a empleados	167.400	0	0	0	0	0	167.400
401	03	03	00	Primas por hogar a empleados	210.182	0	0	0	0	0	210.182
401	03	04	00	Primas por hijos a empleados	82.400	0	0	0	0	0	82.400
401	03	08	00	Primas de profesionalización a empleados	93.530	0	0	0	0	0	93.530
401	03	09	00	Primas por antigüedad a empleados	275.620	0	0	0	0	0	275.620
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	38.013	0	0	0	0	0	38.013
401	03	17	00	Primas de transporte a obreros	24.300	0	0	0	0	0	24.300
401	03	18	00	Primas por hogar a obreros	40.500	0	0	0	0	0	40.500
401	03	19	00	Primas por hijos de obreros	35.400	0	0	0	0	0	35.400
401	03	21	00	Primas por antigüedad a obreros	52.480	0	0	0	0	0	52.480
401	03	22	00	Primas de profesionalización a obreros	1.531	0	0	0	0	0	1.531
401	04	00	00	Complementos de sueldos y salarios	1.555.200	0	0	0	0	0	1.555.200
401	04	08	00	Bono compensatorio de alimentación a empleados	502.200	0	0	0	0	0	502.200
401	04	18	00	Bono compensatorio de alimentación a obreros	109.350	0	0	0	0	0	109.350
401	04	26	00	Bono compensatorio de alimentación al personal contratado	943.650	0	0	0	0	0	943.650
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	436.808	0	0	0	0	0	436.808
401	05	03	00	Bono vacacional a empleados	316.009	0	0	0	0	0	316.009
401	05	06	00	Bono vacacional a obreros	65.900	0	0	0	0	0	65.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117653 260123000 FORMACIÓN PARA LA PREVENCIÓN INTEGRAL, SOCIAL Y SITUACIONAL PARA CONVIVIR EN UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA LA PARTICIPACIÓN ACTIVA Y PERMANENTE DE LOS MIEMBROS DE LAS COMUNIDADES EDUCATIVAS Y COMUNIDADES EN GENERAL

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 392.785 **FEMENINO:** 223.887 **MASCULINO:** 168.898

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	54.899	0	0	0	0	0	54.899
401	06	00	00	Aportes patronales y legales	693.384	0	0	0	0	0	693.384
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	248.972	0	0	0	0	0	248.972
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	67.902	0	0	0	0	0	67.902
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	45.268	0	0	0	0	0	45.268
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	45.268	0	0	0	0	0	45.268
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	43.496	0	0	0	0	0	43.496
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	11.863	0	0	0	0	0	11.863
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	7.908	0	0	0	0	0	7.908
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	7.908	0	0	0	0	0	7.908
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	157.519	0	0	0	0	0	157.519
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	28.640	0	0	0	0	0	28.640
401	06	95	00	Otros aportes legales por personal contratado	28.640	0	0	0	0	0	28.640
401	07	00	00	Asistencia socio-económica	398.819	0	0	0	0	0	398.819
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	339.507	0	0	0	0	0	339.507
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	59.312	0	0	0	0	0	59.312
401	08	00	00	Prestaciones sociales e indemnizaciones	1.222.851	0	0	0	0	0	1.222.851
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	755.961	0	0	0	0	0	755.961
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	134.246	0	0	0	0	0	134.246
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	332.644	0	0	0	0	0	332.644
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.254.330**	**0**	**0**	**0**	**0**	**0**	**2.254.330**
402	01	00	00	Productos alimenticios y agropecuarios	623.288	0	0	0	0	0	623.288
402	01	01	00	Alimentos y bebidas para personas	623.288	0	0	0	0	0	623.288
402	03	00	00	Textiles y vestuarios	346.460	0	0	0	0	0	346.460
402	03	01	00	Textiles	184.130	0	0	0	0	0	184.130
402	03	02	00	Prendas de vestir	162.330	0	0	0	0	0	162.330
402	04	00	00	Productos de cuero y caucho	52.000	0	0	0	0	0	52.000
402	04	03	00	Cauchos y tripas para vehículos	52.000	0	0	0	0	0	52.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117653 260123000 FORMACIÓN PARA LA PREVENCIÓN INTEGRAL, SOCIAL Y SITUACIONAL PARA CONVIVIR EN UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA LA PARTICIPACIÓN ACTIVA Y PERMANENTE DE LOS MIEMBROS DE LAS COMUNIDADES EDUCATIVAS Y COMUNIDADES EN GENERAL

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 392.785 **FEMENINO:** 223.887 **MASCULINO:** 168.898

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	176.250	0	0	0	0	0	176.250
402	05	01	00	Pulpa de madera, papel y cartón	55.000	0	0	0	0	0	55.000
402	05	02	00	Envases y cajas de papel y cartón	49.000	0	0	0	0	0	49.000
402	05	03	00	Productos de papel y cartón para oficina	72.250	0	0	0	0	0	72.250
402	06	00	00	Productos químicos y derivados	75.000	0	0	0	0	0	75.000
402	06	03	00	Tintas, pinturas y colorantes	17.000	0	0	0	0	0	17.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	06	08	00	Productos plásticos	50.000	0	0	0	0	0	50.000
402	08	00	00	Productos metálicos	54.000	0	0	0	0	0	54.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	54.000	0	0	0	0	0	54.000
402	09	00	00	Productos de madera	3.000	0	0	0	0	0	3.000
402	09	01	00	Productos primarios de madera	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	919.332	0	0	0	0	0	919.332
402	10	01	00	Artículos de deporte, recreación y juguetes	477.000	0	0	0	0	0	477.000
402	10	02	00	Materiales y útiles de limpieza y aseo	37.000	0	0	0	0	0	37.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	62.000	0	0	0	0	0	62.000
402	10	06	00	Condecoraciones, ofrendas y similares	177.500	0	0	0	0	0	177.500
402	10	08	00	Materiales para equipos de computación	165.832	0	0	0	0	0	165.832
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.263.655**	**0**	**0**	**0**	**0**	**0**	**1.263.655**
403	07	00	00	Servicios de información, impresión y relaciones públicas	145.920	0	0	0	0	0	145.920
403	07	02	00	Imprenta y reproducción	145.920	0	0	0	0	0	145.920
403	09	00	00	Viáticos y pasajes	330.000	0	0	0	0	0	330.000
403	09	01	00	Viáticos y pasajes dentro del país	330.000	0	0	0	0	0	330.000
403	10	00	00	Servicios profesionales y técnicos	60.454	0	0	0	0	0	60.454
403	10	02	00	Servicios de contabilidad y auditoría	60.454	0	0	0	0	0	60.454
403	12	00	00	Conservación y reparaciones menores de obras	150.000	0	0	0	0	0	150.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117653 260123000 FORMACIÓN PARA LA PREVENCIÓN INTEGRAL, SOCIAL Y SITUACIONAL PARA CONVIVIR EN UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA LA PARTICIPACIÓN ACTIVA Y PERMANENTE DE LOS MIEMBROS DE LAS COMUNIDADES EDUCATIVAS Y COMUNIDADES EN GENERAL

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 392.785 **FEMENINO:** 223.887 **MASCULINO:** 168.898

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	342.096	0	0	0	0	0	342.096
403	18	01	00	Impuesto al valor agregado	342.096	0	0	0	0	0	342.096
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	112.343	0	0	0	0	0	112.343
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	112.343	0	0	0	0	0	112.343
403	99	00	00	Otros servicios no personales	122.842	0	0	0	0	0	122.842
403	99	01	00	Otros servicios no personales	122.842	0	0	0	0	0	122.842
				Totales	**29.264.041**	**0**	**0**	**0**	**0**	**0**	**29.264.041**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117653 260123000 FORMACIÓN PARA LA PREVENCIÓN INTEGRAL, SOCIAL Y SITUACIONAL PARA CONVIVIR EN UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA LA PARTICIPACIÓN ACTIVA Y PERMANENTE DE LOS MIEMBROS DE LAS COMUNIDADES EDUCATIVAS Y COMUNIDADES EN GENERAL

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 392.785 **FEMENINO:** 223.887 **MASCULINO:** 168.898

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117653 260123000 FORMACIÓN PARA LA PREVENCIÓN INTEGRAL, SOCIAL Y SITUACIONAL PARA CONVIVIR EN UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA LA PARTICIPACIÓN ACTIVA Y PERMANENTE DE LOS MIEMBROS DE LAS COMUNIDADES EDUCATIVAS Y COMUNIDADES EN GENERAL

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 392.785 **FEMENINO:** 223.887 **MASCULINO:** 168.898

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260123004 INFORMAR, CAPACITAR Y FORMAR EN MATERIA DE PREVENCIÓN DE LA VIOLENCIA Y EL DELITO A LOS MIEMBROS DE LAS COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 220.785

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**25.746.056**	0	0	0	0	0	**25.746.056**
401	01	00	00	Sueldos, salarios y otras retribuciones	14.811.929	0	0	0	0	0	14.811.929
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.006.045	0	0	0	0	0	5.006.045
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	688.332	0	0	0	0	0	688.332
401	01	18	00	Remuneraciones al personal contratado	8.985.552	0	0	0	0	0	8.985.552
401	01	99	00	Otras retribuciones	132.000	0	0	0	0	0	132.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.605.709	0	0	0	0	0	5.605.709
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.538.393	0	0	0	0	0	4.538.393
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.067.316	0	0	0	0	0	1.067.316
401	03	00	00	Primas	1.021.356	0	0	0	0	0	1.021.356
401	03	02	00	Primas de transporte a empleados	167.400	0	0	0	0	0	167.400
401	03	03	00	Primas por hogar a empleados	210.182	0	0	0	0	0	210.182
401	03	04	00	Primas por hijos a empleados	82.400	0	0	0	0	0	82.400
401	03	08	00	Primas de profesionalización a empleados	93.530	0	0	0	0	0	93.530
401	03	09	00	Primas por antigüedad a empleados	275.620	0	0	0	0	0	275.620
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	38.013	0	0	0	0	0	38.013
401	03	17	00	Primas de transporte a obreros	24.300	0	0	0	0	0	24.300
401	03	18	00	Primas por hogar a obreros	40.500	0	0	0	0	0	40.500
401	03	19	00	Primas por hijos de obreros	35.400	0	0	0	0	0	35.400
401	03	21	00	Primas por antigüedad a obreros	52.480	0	0	0	0	0	52.480
401	03	22	00	Primas de profesionalización a obreros	1.531	0	0	0	0	0	1.531
401	04	00	00	Complementos de sueldos y salarios	1.555.200	0	0	0	0	0	1.555.200
401	04	08	00	Bono compensatorio de alimentación a empleados	502.200	0	0	0	0	0	502.200
401	04	18	00	Bono compensatorio de alimentación a obreros	109.350	0	0	0	0	0	109.350

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117653 260123000 FORMACIÓN PARA LA PREVENCIÓN INTEGRAL, SOCIAL Y SITUACIONAL PARA CONVIVIR EN UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA LA PARTICIPACIÓN ACTIVA Y PERMANENTE DE LOS MIEMBROS DE LAS COMUNIDADES EDUCATIVAS Y COMUNIDADES EN GENERAL

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 392.785 **FEMENINO:** 223.887 **MASCULINO:** 168.898

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260123004 INFORMAR, CAPACITAR Y FORMAR EN MATERIA DE PREVENCIÓN DE LA VIOLENCIA Y EL DELITO A LOS MIEMBROS DE LAS COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 220.785

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	943.650	0	0	0	0	0	943.650
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	436.808	0	0	0	0	0	436.808
401	05	03	00	Bono vacacional a empleados	316.009	0	0	0	0	0	316.009
401	05	06	00	Bono vacacional a obreros	65.900	0	0	0	0	0	65.900
401	05	08	00	Bono vacacional al personal contratado	54.899	0	0	0	0	0	54.899
401	06	00	00	Aportes patronales y legales	693.384	0	0	0	0	0	693.384
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	248.972	0	0	0	0	0	248.972
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	67.902	0	0	0	0	0	67.902
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	45.268	0	0	0	0	0	45.268
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	45.268	0	0	0	0	0	45.268
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	43.496	0	0	0	0	0	43.496
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	11.863	0	0	0	0	0	11.863
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	7.908	0	0	0	0	0	7.908
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	7.908	0	0	0	0	0	7.908
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	157.519	0	0	0	0	0	157.519
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	28.640	0	0	0	0	0	28.640
401	06	95	00	Otros aportes legales por personal contratado	28.640	0	0	0	0	0	28.640
401	07	00	00	Asistencia socio-económica	398.819	0	0	0	0	0	398.819
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	339.507	0	0	0	0	0	339.507
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	59.312	0	0	0	0	0	59.312
401	08	00	00	Prestaciones sociales e indemnizaciones	1.222.851	0	0	0	0	0	1.222.851
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	755.961	0	0	0	0	0	755.961
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	134.246	0	0	0	0	0	134.246

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117653 260123000 FORMACIÓN PARA LA PREVENCIÓN INTEGRAL, SOCIAL Y SITUACIONAL PARA CONVIVIR EN UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA LA PARTICIPACIÓN ACTIVA Y PERMANENTE DE LOS MIEMBROS DE LAS COMUNIDADES EDUCATIVAS Y COMUNIDADES EN GENERAL

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 392.785 **FEMENINO:** 223.887 **MASCULINO:** 168.898

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260123004 INFORMAR, CAPACITAR Y FORMAR EN MATERIA DE PREVENCIÓN DE LA VIOLENCIA Y EL DELITO A LOS MIEMBROS DE LAS COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 220.785

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	332.644	0	0	0	0	0	332.644
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**823.248**	**0**	**0**	**0**	**0**	**0**	**823.248**
402	01	00	00	Productos alimenticios y agropecuarios	173.288	0	0	0	0	0	173.288
402	01	01	00	Alimentos y bebidas para personas	173.288	0	0	0	0	0	173.288
402	03	00	00	Textiles y vestuarios	306.960	0	0	0	0	0	306.960
402	03	01	00	Textiles	166.130	0	0	0	0	0	166.130
402	03	02	00	Prendas de vestir	140.830	0	0	0	0	0	140.830
402	04	00	00	Productos de cuero y caucho	7.000	0	0	0	0	0	7.000
402	04	03	00	Cauchos y tripas para vehículos	7.000	0	0	0	0	0	7.000
402	05	00	00	Productos de papel, cartón e impresos	95.000	0	0	0	0	0	95.000
402	05	01	00	Pulpa de madera, papel y cartón	25.000	0	0	0	0	0	25.000
402	05	02	00	Envases y cajas de papel y cartón	35.000	0	0	0	0	0	35.000
402	05	03	00	Productos de papel y cartón para oficina	35.000	0	0	0	0	0	35.000
402	06	00	00	Productos químicos y derivados	6.000	0	0	0	0	0	6.000
402	06	08	00	Productos plásticos	6.000	0	0	0	0	0	6.000
402	08	00	00	Productos metálicos	20.000	0	0	0	0	0	20.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	215.000	0	0	0	0	0	215.000
402	10	01	00	Artículos de deporte, recreación y juguetes	150.000	0	0	0	0	0	150.000
402	10	02	00	Materiales y útiles de limpieza y aseo	25.000	0	0	0	0	0	25.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**199.207**	**0**	**0**	**0**	**0**	**0**	**199.207**
403	07	00	00	Servicios de información, impresión y relaciones públicas	129.490	0	0	0	0	0	129.490

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117653 260123000 FORMACIÓN PARA LA PREVENCIÓN INTEGRAL, SOCIAL Y SITUACIONAL PARA CONVIVIR EN UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA LA PARTICIPACIÓN ACTIVA Y PERMANENTE DE LOS MIEMBROS DE LAS COMUNIDADES EDUCATIVAS Y COMUNIDADES EN GENERAL

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 392.785 **FEMENINO:** 223.887 **MASCULINO:** 168.898

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260123004 INFORMAR, CAPACITAR Y FORMAR EN MATERIA DE PREVENCIÓN DE LA VIOLENCIA Y EL DELITO A LOS MIEMBROS DE LAS COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 220.785

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	129.490	0	0	0	0	0	129.490
403	09	00	00	Viáticos y pasajes	34.000	0	0	0	0	0	34.000
403	09	01	00	Viáticos y pasajes dentro del país	34.000	0	0	0	0	0	34.000
403	18	00	00	Impuestos indirectos	22.212	0	0	0	0	0	22.212
403	18	01	00	Impuesto al valor agregado	22.212	0	0	0	0	0	22.212
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	13.505	0	0	0	0	0	13.505
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	13.505	0	0	0	0	0	13.505
				Totales	**26.768.511**	0	0	0	0	0	**26.768.511**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117653 260123000 FORMACIÓN PARA LA PREVENCIÓN INTEGRAL, SOCIAL Y SITUACIONAL PARA CONVIVIR EN UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA LA PARTICIPACIÓN ACTIVA Y PERMANENTE DE LOS MIEMBROS DE LAS COMUNIDADES EDUCATIVAS Y COMUNIDADES EN GENERAL

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 392.785 **FEMENINO:** 223.887 **MASCULINO:** 168.898

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260123005 INCREMENTAR LA PARTICIPACIÓN COMUNITARIA, FOMENTANDO VALORES Y RESPETO A LOS DERECHOS, DEBERES, Y GARANTÍAS.

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 172.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**819.332**	**0**	**0**	**0**	**0**	**0**	**819.332**
402	01	00	00	Productos alimenticios y agropecuarios	275.000	0	0	0	0	0	275.000
402	01	01	00	Alimentos y bebidas para personas	275.000	0	0	0	0	0	275.000
402	03	00	00	Textiles y vestuarios	7.500	0	0	0	0	0	7.500
402	03	01	00	Textiles	3.000	0	0	0	0	0	3.000
402	03	02	00	Prendas de vestir	4.500	0	0	0	0	0	4.500
402	04	00	00	Productos de cuero y caucho	22.000	0	0	0	0	0	22.000
402	04	03	00	Cauchos y tripas para vehículos	22.000	0	0	0	0	0	22.000
402	05	00	00	Productos de papel, cartón e impresos	28.500	0	0	0	0	0	28.500
402	05	01	00	Pulpa de madera, papel y cartón	15.000	0	0	0	0	0	15.000
402	05	02	00	Envases y cajas de papel y cartón	1.000	0	0	0	0	0	1.000
402	05	03	00	Productos de papel y cartón para oficina	12.500	0	0	0	0	0	12.500
402	06	00	00	Productos químicos y derivados	16.000	0	0	0	0	0	16.000
402	06	03	00	Tintas, pinturas y colorantes	7.000	0	0	0	0	0	7.000
402	06	06	00	Combustibles y lubricantes	4.000	0	0	0	0	0	4.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	460.332	0	0	0	0	0	460.332
402	10	01	00	Artículos de deporte, recreación y juguetes	244.000	0	0	0	0	0	244.000
402	10	02	00	Materiales y útiles de limpieza y aseo	3.000	0	0	0	0	0	3.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	06	00	Condecoraciones, ofrendas y similares	177.500	0	0	0	0	0	177.500
402	10	08	00	Materiales para equipos de computación	30.832	0	0	0	0	0	30.832

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117653 260123000 FORMACIÓN PARA LA PREVENCIÓN INTEGRAL, SOCIAL Y SITUACIONAL PARA CONVIVIR EN UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA LA PARTICIPACIÓN ACTIVA Y PERMANENTE DE LOS MIEMBROS DE LAS COMUNIDADES EDUCATIVAS Y COMUNIDADES EN GENERAL

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 392.785 **FEMENINO:** 223.887 **MASCULINO:** 168.898

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260123005 INCREMENTAR LA PARTICIPACIÓN COMUNITARIA, FOMENTANDO VALORES Y RESPETO A LOS DERECHOS, DEBERES, Y GARANTÍAS.

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 172.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**670.890**	**0**	**0**	**0**	**0**	**0**	**670.890**
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.930	0	0	0	0	0	5.930
403	07	02	00	Imprenta y reproducción	5.930	0	0	0	0	0	5.930
403	09	00	00	Viáticos y pasajes	118.000	0	0	0	0	0	118.000
403	09	01	00	Viáticos y pasajes dentro del país	118.000	0	0	0	0	0	118.000
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	02	00	Servicios de contabilidad y auditoría	20.000	0	0	0	0	0	20.000
403	12	00	00	Conservación y reparaciones menores de obras	75.000	0	0	0	0	0	75.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	75.000	0	0	0	0	0	75.000
403	18	00	00	Impuestos indirectos	230.280	0	0	0	0	0	230.280
403	18	01	00	Impuesto al valor agregado	230.280	0	0	0	0	0	230.280
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	98.838	0	0	0	0	0	98.838
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	98.838	0	0	0	0	0	98.838
403	99	00	00	Otros servicios no personales	122.842	0	0	0	0	0	122.842
403	99	01	00	Otros servicios no personales	122.842	0	0	0	0	0	122.842
				Totales	**1.490.222**	**0**	**0**	**0**	**0**	**0**	**1.490.222**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117653 260123000 FORMACIÓN PARA LA PREVENCIÓN INTEGRAL, SOCIAL Y SITUACIONAL PARA CONVIVIR EN UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA LA PARTICIPACIÓN ACTIVA Y PERMANENTE DE LOS MIEMBROS DE LAS COMUNIDADES EDUCATIVAS Y COMUNIDADES EN GENERAL

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 392.785 **FEMENINO:** 223.887 **MASCULINO:** 168.898

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260123006 EVALUAR LA APLICACIÓN DE INSTRUMENTO DE POLÍTICAS DE PREVENCIÓN DEL DELITO

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**611.750**	**0**	**0**	**0**	**0**	**0**	**611.750**
402	01	00	00	Productos alimenticios y agropecuarios	175.000	0	0	0	0	0	175.000
402	01	01	00	Alimentos y bebidas para personas	175.000	0	0	0	0	0	175.000
402	03	00	00	Textiles y vestuarios	32.000	0	0	0	0	0	32.000
402	03	01	00	Textiles	15.000	0	0	0	0	0	15.000
402	03	02	00	Prendas de vestir	17.000	0	0	0	0	0	17.000
402	04	00	00	Productos de cuero y caucho	23.000	0	0	0	0	0	23.000
402	04	03	00	Cauchos y tripas para vehículos	23.000	0	0	0	0	0	23.000
402	05	00	00	Productos de papel, cartón e impresos	52.750	0	0	0	0	0	52.750
402	05	01	00	Pulpa de madera, papel y cartón	15.000	0	0	0	0	0	15.000
402	05	02	00	Envases y cajas de papel y cartón	13.000	0	0	0	0	0	13.000
402	05	03	00	Productos de papel y cartón para oficina	24.750	0	0	0	0	0	24.750
402	06	00	00	Productos químicos y derivados	53.000	0	0	0	0	0	53.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	4.000	0	0	0	0	0	4.000
402	06	08	00	Productos plásticos	39.000	0	0	0	0	0	39.000
402	08	00	00	Productos metálicos	24.000	0	0	0	0	0	24.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	24.000	0	0	0	0	0	24.000
402	09	00	00	Productos de madera	3.000	0	0	0	0	0	3.000
402	09	01	00	Productos primarios de madera	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	244.000	0	0	0	0	0	244.000
402	10	01	00	Artículos de deporte, recreación y juguetes	83.000	0	0	0	0	0	83.000
402	10	02	00	Materiales y útiles de limpieza y aseo	9.000	0	0	0	0	0	9.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	42.000	0	0	0	0	0	42.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117653 260123000 FORMACIÓN PARA LA PREVENCIÓN INTEGRAL, SOCIAL Y SITUACIONAL PARA CONVIVIR EN UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA LA PARTICIPACIÓN ACTIVA Y PERMANENTE DE LOS MIEMBROS DE LAS COMUNIDADES EDUCATIVAS Y COMUNIDADES EN GENERAL

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 392.785 **FEMENINO:** 223.887 **MASCULINO:** 168.898

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260123006 EVALUAR LA APLICACIÓN DE INSTRUMENTO DE POLÍTICAS DE PREVENCIÓN DEL DELITO

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	110.000	0	0	0	0	0	110.000
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**393.558**	**0**	**0**	**0**	**0**	**0**	**393.558**
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.500	0	0	0	0	0	10.500
403	07	02	00	Imprenta y reproducción	10.500	0	0	0	0	0	10.500
403	09	00	00	Viáticos y pasajes	178.000	0	0	0	0	0	178.000
403	09	01	00	Viáticos y pasajes dentro del pais	178.000	0	0	0	0	0	178.000
403	10	00	00	Servicios profesionales y técnicos	40.454	0	0	0	0	0	40.454
403	10	02	00	Servicios de contabilidad y auditoría	40.454	0	0	0	0	0	40.454
403	12	00	00	Conservación y reparaciones menores de obras	75.000	0	0	0	0	0	75.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	75.000	0	0	0	0	0	75.000
403	18	00	00	Impuestos indirectos	89.604	0	0	0	0	0	89.604
403	18	01	00	Impuesto al valor agregado	89.604	0	0	0	0	0	89.604
				Totales	**1.005.308**	0	0	0	0	0	**1.005.308**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118779 260124000 INSPECCIÓN Y FISCALIZACIÓN A LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA EN TODO EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: APLICAR PLANES DE INSPECCIÓN Y FISCALIZACIÓN A LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA EN TODO EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 625

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.010.662**	**0**	**0**	**0**	**0**	**0**	**2.010.662**
401	01	00	00	Sueldos, salarios y otras retribuciones	868.032	0	0	0	0	0	868.032
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	24.576	0	0	0	0	0	24.576
401	01	18	00	Remuneraciones al personal contratado	801.456	0	0	0	0	0	801.456
401	01	99	00	Otras retribuciones	42.000	0	0	0	0	0	42.000
401	03	00	00	Primas	65.226	0	0	0	0	0	65.226
401	03	02	00	Primas de transporte a empleados	3.600	0	0	0	0	0	3.600
401	03	03	00	Primas por hogar a empleados	6.000	0	0	0	0	0	6.000
401	03	04	00	Primas por hijos a empleados	7.200	0	0	0	0	0	7.200
401	03	08	00	Primas de profesionalización a empleados	2.949	0	0	0	0	0	2.949
401	03	09	00	Primas por antigüedad a empleados	2.949	0	0	0	0	0	2.949
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	42.528	0	0	0	0	0	42.528
401	04	00	00	Complementos de sueldos y salarios	421.200	0	0	0	0	0	421.200
401	04	08	00	Bono compensatorio de alimentación a empleados	16.200	0	0	0	0	0	16.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	405.000	0	0	0	0	0	405.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	268.603	0	0	0	0	0	268.603
401	05	01	00	Aguinaldos a empleados	32.213	0	0	0	0	0	32.213
401	05	07	00	Aguinaldos al personal contratado	203.274	0	0	0	0	0	203.274
401	05	08	00	Bono vacacional al personal contratado	33.116	0	0	0	0	0	33.116
401	06	00	00	Aportes patronales y legales	143.413	0	0	0	0	0	143.413
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	14.174	0	0	0	0	0	14.174
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.866	0	0	0	0	0	3.866
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.577	0	0	0	0	0	2.577
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.577	0	0	0	0	0	2.577
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	88.161	0	0	0	0	0	88.161
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	16.029	0	0	0	0	0	16.029
401	06	95	00	Otros aportes legales por personal contratado	16.029	0	0	0	0	0	16.029
401	07	00	00	Asistencia socio-económica	19.328	0	0	0	0	0	19.328

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118779 260124000 INSPECCIÓN Y FISCALIZACIÓN A LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA EN TODO EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: APLICAR PLANES DE INSPECCIÓN Y FISCALIZACIÓN A LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA EN TODO EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 625

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	19.328	0	0	0	0	0	19.328
401	08	00	00	Prestaciones sociales e indemnizaciones	224.860	0	0	0	0	0	224.860
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	26.844	0	0	0	0	0	26.844
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	198.016	0	0	0	0	0	198.016
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**488.253**	**0**	**0**	**0**	**0**	**0**	**488.253**
402	01	00	00	Productos alimenticios y agropecuarios	198.000	0	0	0	0	0	198.000
402	01	01	00	Alimentos y bebidas para personas	198.000	0	0	0	0	0	198.000
402	03	00	00	Textiles y vestuarios	59.500	0	0	0	0	0	59.500
402	03	02	00	Prendas de vestir	59.500	0	0	0	0	0	59.500
402	04	00	00	Productos de cuero y caucho	11.400	0	0	0	0	0	11.400
402	04	03	00	Cauchos y tripas para vehículos	11.400	0	0	0	0	0	11.400
402	05	00	00	Productos de papel, cartón e impresos	54.400	0	0	0	0	0	54.400
402	05	01	00	Pulpa de madera, papel y cartón	7.000	0	0	0	0	0	7.000
402	05	02	00	Envases y cajas de papel y cartón	6.000	0	0	0	0	0	6.000
402	05	03	00	Productos de papel y cartón para oficina	40.400	0	0	0	0	0	40.400
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.000	0	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	14.330	0	0	0	0	0	14.330
402	06	02	00	Abonos, plaguicidas y otros	1.560	0	0	0	0	0	1.560
402	06	03	00	Tintas, pinturas y colorantes	1.000	0	0	0	0	0	1.000
402	06	06	00	Combustibles y lubricantes	7.250	0	0	0	0	0	7.250
402	06	08	00	Productos plásticos	4.520	0	0	0	0	0	4.520
402	07	00	00	Productos minerales no metálicos	8.000	0	0	0	0	0	8.000
402	07	02	00	Vidrios y productos de vidrio	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	49.400	0	0	0	0	0	49.400
402	08	09	00	Repuestos y accesorios para equipos de transporte	49.400	0	0	0	0	0	49.400
402	10	00	00	Productos varios y útiles diversos	83.223	0	0	0	0	0	83.223
402	10	02	00	Materiales y útiles de limpieza y aseo	8.305	0	0	0	0	0	8.305
402	10	03	00	Utensilios de cocina y comedor	1.400	0	0	0	0	0	1.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	40.818	0	0	0	0	0	40.818

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118779 260124000 INSPECCIÓN Y FISCALIZACIÓN A LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA EN TODO EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: APLICAR PLANES DE INSPECCIÓN Y FISCALIZACIÓN A LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA EN TODO EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 625

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	7.000	0	0	0	0	0	7.000
402	10	08	00	Materiales para equipos de computación	22.300	0	0	0	0	0	22.300
402	10	11	00	Materiales eléctricos	3.400	0	0	0	0	0	3.400
402	99	00	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
402	99	01	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**543.817**	**0**	**0**	**0**	**0**	**0**	**543.817**
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.000	0	0	0	0	0	10.000
403	07	02	00	Imprenta y reproducción	5.000	0	0	0	0	0	5.000
403	07	04	00	Avisos	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	206.093	0	0	0	0	0	206.093
403	09	01	00	Viáticos y pasajes dentro del país	206.093	0	0	0	0	0	206.093
403	10	00	00	Servicios profesionales y técnicos	55.000	0	0	0	0	0	55.000
403	10	03	00	Servicios de procesamiento de datos	50.000	0	0	0	0	0	50.000
403	10	99	00	Otros servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	25.000	0	0	0	0	0	25.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	135.169	0	0	0	0	0	135.169
403	18	01	00	Impuesto al valor agregado	135.169	0	0	0	0	0	135.169
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	12.555	0	0	0	0	0	12.555
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	12.555	0	0	0	0	0	12.555
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**181.500**	**0**	**0**	**0**	**0**	**0**	**181.500**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	5.500	0	0	0	0	0	5.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	5.500	0	0	0	0	0	5.500
404	05	00	00	Equipos de comunicaciones y de señalamiento	12.500	0	0	0	0	0	12.500
404	05	01	00	Equipos de telecomunicaciones	12.500	0	0	0	0	0	12.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	163.500	0	0	0	0	0	163.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118779 260124000 INSPECCIÓN Y FISCALIZACIÓN A LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA EN TODO EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: APLICAR PLANES DE INSPECCIÓN Y FISCALIZACIÓN A LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA EN TODO EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 625

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	109.000	0	0	0	0	0	109.000
404	09	02	00	Equipos de computación	54.500	0	0	0	0	0	54.500
				Totales	**3.224.232**	0	0	0	0	0	**3.224.232**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118779 260124000 INSPECCIÓN Y FISCALIZACIÓN A LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA EN TODO EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: APLICAR PLANES DE INSPECCIÓN Y FISCALIZACIÓN A LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA EN TODO EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN

META: 625

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118779 260124000 INSPECCIÓN Y FISCALIZACIÓN A LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA EN TODO EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: APLICAR PLANES DE INSPECCIÓN Y FISCALIZACIÓN A LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA EN TODO EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 625

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260124001 SUPERVISAR Y FISCALIZAR LAS EMPRESAS DE SEGURIDAD Y VIGILANCIA PRIVADA EN TODO EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LOS SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA (DIGESERVISP)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**488.253**	**0**	**0**	**0**	**0**	**0**	**488.253**
402	01	00	00	Productos alimenticios y agropecuarios	198.000	0	0	0	0	0	198.000
402	01	01	00	Alimentos y bebidas para personas	198.000	0	0	0	0	0	198.000
402	03	00	00	Textiles y vestuarios	59.500	0	0	0	0	0	59.500
402	03	02	00	Prendas de vestir	59.500	0	0	0	0	0	59.500
402	04	00	00	Productos de cuero y caucho	11.400	0	0	0	0	0	11.400
402	04	03	00	Cauchos y tripas para vehículos	11.400	0	0	0	0	0	11.400
402	05	00	00	Productos de papel, cartón e impresos	54.400	0	0	0	0	0	54.400
402	05	01	00	Pulpa de madera, papel y cartón	7.000	0	0	0	0	0	7.000
402	05	02	00	Envases y cajas de papel y cartón	6.000	0	0	0	0	0	6.000
402	05	03	00	Productos de papel y cartón para oficina	40.400	0	0	0	0	0	40.400
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.000	0	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	14.330	0	0	0	0	0	14.330
402	06	02	00	Abonos, plaguicidas y otros	1.560	0	0	0	0	0	1.560
402	06	03	00	Tintas, pinturas y colorantes	1.000	0	0	0	0	0	1.000
402	06	06	00	Combustibles y lubricantes	7.250	0	0	0	0	0	7.250
402	06	08	00	Productos plásticos	4.520	0	0	0	0	0	4.520
402	07	00	00	Productos minerales no metálicos	8.000	0	0	0	0	0	8.000
402	07	02	00	Vidrios y productos de vidrio	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	49.400	0	0	0	0	0	49.400
402	08	09	00	Repuestos y accesorios para equipos de transporte	49.400	0	0	0	0	0	49.400
402	10	00	00	Productos varios y útiles diversos	83.223	0	0	0	0	0	83.223
402	10	02	00	Materiales y útiles de limpieza y aseo	8.305	0	0	0	0	0	8.305
402	10	03	00	Utensilios de cocina y comedor	1.400	0	0	0	0	0	1.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118779 260124000 INSPECCIÓN Y FISCALIZACIÓN A LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA EN TODO EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: APLICAR PLANES DE INSPECCIÓN Y FISCALIZACIÓN A LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA EN TODO EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 625

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 260124001 SUPERVISAR Y FISCALIZAR LAS EMPRESAS DE SEGURIDAD Y VIGILANCIA PRIVADA EN TODO EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LOS SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA (DIGESERVISP)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	40.818	0	0	0	0	0	40.818
402	10	07	00	Productos de seguridad en el trabajo	7.000	0	0	0	0	0	7.000
402	10	08	00	Materiales para equipos de computación	22.300	0	0	0	0	0	22.300
402	10	11	00	Materiales eléctricos	3.400	0	0	0	0	0	3.400
402	99	00	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
402	99	01	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**543.817**	**0**	**0**	**0**	**0**	**0**	**543.817**
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.000	0	0	0	0	0	10.000
403	07	02	00	Imprenta y reproducción	5.000	0	0	0	0	0	5.000
403	07	04	00	Avisos	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	206.093	0	0	0	0	0	206.093
403	09	01	00	Viáticos y pasajes dentro del país	206.093	0	0	0	0	0	206.093
403	10	00	00	Servicios profesionales y técnicos	55.000	0	0	0	0	0	55.000
403	10	03	00	Servicios de procesamiento de datos	50.000	0	0	0	0	0	50.000
403	10	99	00	Otros servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	25.000	0	0	0	0	0	25.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	135.169	0	0	0	0	0	135.169
403	18	01	00	Impuesto al valor agregado	135.169	0	0	0	0	0	135.169
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	12.555	0	0	0	0	0	12.555
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	12.555	0	0	0	0	0	12.555
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118779 260124000 INSPECCIÓN Y FISCALIZACIÓN A LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA EN TODO EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: APLICAR PLANES DE INSPECCIÓN Y FISCALIZACIÓN A LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA EN TODO EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 625

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260124001 SUPERVISAR Y FISCALIZAR LAS EMPRESAS DE SEGURIDAD Y VIGILANCIA PRIVADA EN TODO EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LOS SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA (DIGESERVISP)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**181.500**	**0**	**0**	**0**	**0**	**0**	**181.500**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	5.500	0	0	0	0	0	5.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	5.500	0	0	0	0	0	5.500
404	05	00	00	Equipos de comunicaciones y de señalamiento	12.500	0	0	0	0	0	12.500
404	05	01	00	Equipos de telecomunicaciones	12.500	0	0	0	0	0	12.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	163.500	0	0	0	0	0	163.500
404	09	01	00	Mobiliario y equipos de oficina	109.000	0	0	0	0	0	109.000
404	09	02	00	Equipos de computación	54.500	0	0	0	0	0	54.500
				Totales	**1.213.570**	**0**	**0**	**0**	**0**	**0**	**1.213.570**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118779 260124000 INSPECCIÓN Y FISCALIZACIÓN A LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA EN TODO EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: APLICAR PLANES DE INSPECCIÓN Y FISCALIZACIÓN A LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA EN TODO EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 625

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260124002 CONTRATAR PERSONAL PARA EL REGISTRO DIGITALIZADO DE LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA.

UNIDAD DE MEDIDA: RECURSO HUMANO **META:** 25

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LOS SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA (DIGESERVISP)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.010.662**	0	0	0	0	0	**2.010.662**
401	01	00	00	Sueldos, salarios y otras retribuciones	868.032	0	0	0	0	0	868.032
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	24.576	0	0	0	0	0	24.576
401	01	18	00	Remuneraciones al personal contratado	801.456	0	0	0	0	0	801.456
401	01	99	00	Otras retribuciones	42.000	0	0	0	0	0	42.000
401	03	00	00	Primas	65.226	0	0	0	0	0	65.226
401	03	02	00	Primas de transporte a empleados	3.600	0	0	0	0	0	3.600
401	03	03	00	Primas por hogar a empleados	6.000	0	0	0	0	0	6.000
401	03	04	00	Primas por hijos a empleados	7.200	0	0	0	0	0	7.200
401	03	08	00	Primas de profesionalización a empleados	2.949	0	0	0	0	0	2.949
401	03	09	00	Primas por antigüedad a empleados	2.949	0	0	0	0	0	2.949
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	42.528	0	0	0	0	0	42.528
401	04	00	00	Complementos de sueldos y salarios	421.200	0	0	0	0	0	421.200
401	04	08	00	Bono compensatorio de alimentación a empleados	16.200	0	0	0	0	0	16.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	405.000	0	0	0	0	0	405.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	268.603	0	0	0	0	0	268.603
401	05	01	00	Aguinaldos a empleados	32.213	0	0	0	0	0	32.213
401	05	07	00	Aguinaldos al personal contratado	203.274	0	0	0	0	0	203.274
401	05	08	00	Bono vacacional al personal contratado	33.116	0	0	0	0	0	33.116
401	06	00	00	Aportes patronales y legales	143.413	0	0	0	0	0	143.413
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	14.174	0	0	0	0	0	14.174
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.866	0	0	0	0	0	3.866
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.577	0	0	0	0	0	2.577

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118779 260124000 INSPECCIÓN Y FISCALIZACIÓN A LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA EN TODO EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: APLICAR PLANES DE INSPECCIÓN Y FISCALIZACIÓN A LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA EN TODO EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 625

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260124002 CONTRATAR PERSONAL PARA EL REGISTRO DIGITALIZADO DE LAS EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA.

UNIDAD DE MEDIDA: RECURSO HUMANO **META:** 25

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LOS SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA (DIGESERVISP)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.577	0	0	0	0	0	2.577
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	88.161	0	0	0	0	0	88.161
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	16.029	0	0	0	0	0	16.029
401	06	95	00	Otros aportes legales por personal contratado	16.029	0	0	0	0	0	16.029
401	07	00	00	Asistencia socio-económica	19.328	0	0	0	0	0	19.328
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	19.328	0	0	0	0	0	19.328
401	08	00	00	Prestaciones sociales e indemnizaciones	224.860	0	0	0	0	0	224.860
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	26.844	0	0	0	0	0	26.844
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	198.016	0	0	0	0	0	198.016
				Totales	**2.010.662**	**0**	**0**	**0**	**0**	0	**2.010.662**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118267 260127000 FORMACIÓN DE PROMOTORES EN MATERIA DE DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: PROMOCIONAR, DEFENDER Y VIGILAR LA GARANTÍA DE LOS DERECHOS HUMANOS EN TODOS LOS ENTES QUE DEPENDEN DEL MPPRIJ, DE LAS INSTITUCIONES GUBERNAMENTALES Y GRUPOS ESPECIALES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 5.000 **FEMENINO:** 2.500 **MASCULINO:** 2.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.260.735**	**0**	**0**	**0**	**0**	**0**	**5.260.735**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.380.476	0	0	0	0	0	3.380.476
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	24.576	0	0	0	0	0	24.576
401	01	18	00	Remuneraciones al personal contratado	3.338.400	0	0	0	0	0	3.338.400
401	01	99	00	Otras retribuciones	17.500	0	0	0	0	0	17.500
401	03	00	00	Primas	34.943	0	0	0	0	0	34.943
401	03	02	00	Primas de transporte a empleados	1.500	0	0	0	0	0	1.500
401	03	03	00	Primas por hogar a empleados	2.500	0	0	0	0	0	2.500
401	03	04	00	Primas por hijos a empleados	12.000	0	0	0	0	0	12.000
401	03	08	00	Primas de profesionalización a empleados	1.229	0	0	0	0	0	1.229
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	17.714	0	0	0	0	0	17.714
401	04	00	00	Complementos de sueldos y salarios	837.000	0	0	0	0	0	837.000
401	04	08	00	Bono compensatorio de alimentación a empleados	6.750	0	0	0	0	0	6.750
401	04	26	00	Bono compensatorio de alimentación al personal contratado	830.250	0	0	0	0	0	830.250
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	154.008	0	0	0	0	0	154.008
401	05	03	00	Bono vacacional a empleados	11.958	0	0	0	0	0	11.958
401	05	08	00	Bono vacacional al personal contratado	142.050	0	0	0	0	0	142.050
401	06	00	00	Aportes patronales y legales	442.256	0	0	0	0	0	442.256
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	6.895	0	0	0	0	0	6.895
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.880	0	0	0	0	0	1.880
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.254	0	0	0	0	0	1.254
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.379	0	0	0	0	0	1.379
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	296.208	0	0	0	0	0	296.208
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	67.320	0	0	0	0	0	67.320
401	06	95	00	Otros aportes legales por personal contratado	67.320	0	0	0	0	0	67.320
401	07	00	00	Asistencia socio-económica	9.402	0	0	0	0	0	9.402
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.402	0	0	0	0	0	9.402
401	08	00	00	Prestaciones sociales e indemnizaciones	402.650	0	0	0	0	0	402.650

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118267 260127000 FORMACIÓN DE PROMOTORES EN MATERIA DE DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: PROMOCIONAR, DEFENDER Y VIGILAR LA GARANTÍA DE LOS DERECHOS HUMANOS EN TODOS LOS ENTES QUE DEPENDEN DEL MPPRIJ, DE LAS INSTITUCIONES GUBERNAMENTALES Y GRUPOS ESPECIALES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 5.000 **FEMENINO:** 2.500 **MASCULINO:** 2.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	21.281	0	0	0	0	0	21.281
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	381.369	0	0	0	0	0	381.369
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.351**	**0**	**0**	**0**	**0**	**0**	**10.351**
402	01	00	00	Productos alimenticios y agropecuarios	2.000	0	0	0	0	0	2.000
402	01	01	00	Alimentos y bebidas para personas	2.000	0	0	0	0	0	2.000
402	05	00	00	Productos de papel, cartón e impresos	2.650	0	0	0	0	0	2.650
402	05	03	00	Productos de papel y cartón para oficina	2.650	0	0	0	0	0	2.650
402	06	00	00	Productos químicos y derivados	200	0	0	0	0	0	200
402	06	08	00	Productos plásticos	200	0	0	0	0	0	200
402	10	00	00	Productos varios y útiles diversos	5.501	0	0	0	0	0	5.501
402	10	02	00	Materiales y útiles de limpieza y aseo	545	0	0	0	0	0	545
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.856	0	0	0	0	0	2.856
402	10	08	00	Materiales para equipos de computación	2.100	0	0	0	0	0	2.100
403	**00**	**00**	**00**	**Servicios no personales**	**53.554**	**0**	**0**	**0**	**0**	**0**	**53.554**
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.000	0	0	0	0	0	4.000
403	07	02	00	Imprenta y reproducción	4.000	0	0	0	0	0	4.000
403	09	00	00	Viáticos y pasajes	10.017	0	0	0	0	0	10.017
403	09	01	00	Viáticos y pasajes dentro del pais	10.017	0	0	0	0	0	10.017
403	18	00	00	Impuestos indirectos	6.415	0	0	0	0	0	6.415
403	18	01	00	Impuesto al valor agregado	6.415	0	0	0	0	0	6.415
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	31.122	0	0	0	0	0	31.122
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	31.122	0	0	0	0	0	31.122
403	99	00	00	Otros servicios no personales	2.000	0	0	0	0	0	2.000
403	99	01	00	Otros servicios no personales	2.000	0	0	0	0	0	2.000
				Totales	**5.324.640**	**0**	**0**	**0**	**0**	**0**	**5.324.640**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118267 260127000 FORMACIÓN DE PROMOTORES EN MATERIA DE DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: PROMOCIONAR, DEFENDER Y VIGILAR LA GARANTÍA DE LOS DERECHOS HUMANOS EN TODOS LOS ENTES QUE DEPENDEN DEL MPPRIJ, DE LAS INSTITUCIONES GUBERNAMENTALES Y GRUPOS ESPECIALES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 5.000 **FEMENINO:** 2.500 **MASCULINO:** 2.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118267 260127000 FORMACIÓN DE PROMOTORES EN MATERIA DE DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: PROMOCIONAR, DEFENDER Y VIGILAR LA GARANTÍA DE LOS DERECHOS HUMANOS EN TODOS LOS ENTES QUE DEPENDEN DEL MPPRIJ, DE LAS INSTITUCIONES GUBERNAMENTALES Y GRUPOS ESPECIALES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 5.000 **FEMENINO:** 2.500 **MASCULINO:** 2.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260127004 FORMAR COMO PROMOTORES EN MATERIA DE DERECHOS HUMANOS A FUNCIONARIOS PÚBLICOS, CIUDADANOS Y GRUPOS ESPECIALES A NIVEL NACIONAL

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 3.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**5.260.735**	0	0	0	0	0	**5.260.735**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.380.476	0	0	0	0	0	3.380.476
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	24.576	0	0	0	0	0	24.576
401	01	18	00	Remuneraciones al personal contratado	3.338.400	0	0	0	0	0	3.338.400
401	01	99	00	Otras retribuciones	17.500	0	0	0	0	0	17.500
401	03	00	00	Primas	34.943	0	0	0	0	0	34.943
401	03	02	00	Primas de transporte a empleados	1.500	0	0	0	0	0	1.500
401	03	03	00	Primas por hogar a empleados	2.500	0	0	0	0	0	2.500
401	03	04	00	Primas por hijos a empleados	12.000	0	0	0	0	0	12.000
401	03	08	00	Primas de profesionalización a empleados	1.229	0	0	0	0	0	1.229
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	17.714	0	0	0	0	0	17.714
401	04	00	00	Complementos de sueldos y salarios	837.000	0	0	0	0	0	837.000
401	04	08	00	Bono compensatorio de alimentación a empleados	6.750	0	0	0	0	0	6.750
401	04	26	00	Bono compensatorio de alimentación al personal contratado	830.250	0	0	0	0	0	830.250
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	154.008	0	0	0	0	0	154.008
401	05	03	00	Bono vacacional a empleados	11.958	0	0	0	0	0	11.958
401	05	08	00	Bono vacacional al personal contratado	142.050	0	0	0	0	0	142.050
401	06	00	00	Aportes patronales y legales	442.256	0	0	0	0	0	442.256
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	6.895	0	0	0	0	0	6.895
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.880	0	0	0	0	0	1.880
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.254	0	0	0	0	0	1.254
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.379	0	0	0	0	0	1.379
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	296.208	0	0	0	0	0	296.208
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	67.320	0	0	0	0	0	67.320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118267 260127000 FORMACIÓN DE PROMOTORES EN MATERIA DE DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: PROMOCIONAR, DEFENDER Y VIGILAR LA GARANTÍA DE LOS DERECHOS HUMANOS EN TODOS LOS ENTES QUE DEPENDEN DEL MPPRIJ, DE LAS INSTITUCIONES GUBERNAMENTALES Y GRUPOS ESPECIALES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 5.000 **FEMENINO:** 2.500 **MASCULINO:** 2.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260127004 FORMAR COMO PROMOTORES EN MATERIA DE DERECHOS HUMANOS A FUNCIONARIOS PÚBLICOS, CIUDADANOS Y GRUPOS ESPECIALES A NIVEL NACIONAL

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 3.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	95	00	Otros aportes legales por personal contratado	67.320	0	0	0	0	0	67.320
401	07	00	00	Asistencia socio-económica	9.402	0	0	0	0	0	9.402
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.402	0	0	0	0	0	9.402
401	08	00	00	Prestaciones sociales e indemnizaciones	402.650	0	0	0	0	0	402.650
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	21.281	0	0	0	0	0	21.281
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	381.369	0	0	0	0	0	381.369
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.251**	**0**	**0**	**0**	**0**	0	**8.251**
402	01	00	00	Productos alimenticios y agropecuarios	2.000	0	0	0	0	0	2.000
402	01	01	00	Alimentos y bebidas para personas	2.000	0	0	0	0	0	2.000
402	05	00	00	Productos de papel, cartón e impresos	2.650	0	0	0	0	0	2.650
402	05	03	00	Productos de papel y cartón para oficina	2.650	0	0	0	0	0	2.650
402	06	00	00	Productos químicos y derivados	200	0	0	0	0	0	200
402	06	08	00	Productos plásticos	200	0	0	0	0	0	200
402	10	00	00	Productos varios y útiles diversos	3.401	0	0	0	0	0	3.401
402	10	02	00	Materiales y útiles de limpieza y aseo	545	0	0	0	0	0	545
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.856	0	0	0	0	0	2.856
403	**00**	**00**	**00**	**Servicios no personales**	**40.095**	**0**	**0**	**0**	**0**	0	**40.095**
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.000	0	0	0	0	0	4.000
403	07	02	00	Imprenta y reproducción	4.000	0	0	0	0	0	4.000
403	18	00	00	Impuestos indirectos	4.973	0	0	0	0	0	4.973
403	18	01	00	Impuesto al valor agregado	4.973	0	0	0	0	0	4.973
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	31.122	0	0	0	0	0	31.122
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	31.122	0	0	0	0	0	31.122
				Totales	**5.309.081**	**0**	**0**	**0**	**0**	0	**5.309.081**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118267 260127000 FORMACIÓN DE PROMOTORES EN MATERIA DE DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: PROMOCIONAR, DEFENDER Y VIGILAR LA GARANTÍA DE LOS DERECHOS HUMANOS EN TODOS LOS ENTES QUE DEPENDEN DEL MPPRIJ, DE LAS INSTITUCIONES GUBERNAMENTALES Y GRUPOS ESPECIALES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 5.000 **FEMENINO:** 2.500 **MASCULINO:** 2.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260127005 REALIZAR VISITAS DE INSPECCIÓN EN PRO DE GARANTIZAR LA DEFENSA DE LOS DERECHOS HUMANOS A NIVEL NACIONAL

UNIDAD DE MEDIDA: INSPECCIONES / VISITA **META:** 600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**13.459**	**0**	**0**	**0**	**0**	**0**	**13.459**
403	09	00	00	Viáticos y pasajes	10.017	0	0	0	0	0	10.017
403	09	01	00	Viáticos y pasajes dentro del país	10.017	0	0	0	0	0	10.017
403	18	00	00	Impuestos indirectos	1.442	0	0	0	0	0	1.442
403	18	01	00	Impuesto al valor agregado	1.442	0	0	0	0	0	1.442
403	99	00	00	Otros servicios no personales	2.000	0	0	0	0	0	2.000
403	99	01	00	Otros servicios no personales	2.000	0	0	0	0	0	2.000
				Totales	**13.459**	**0**	**0**	**0**	**0**	**0**	**13.459**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 118267 260127000 FORMACIÓN DE PROMOTORES EN MATERIA DE DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: PROMOCIONAR, DEFENDER Y VIGILAR LA GARANTÍA DE LOS DERECHOS HUMANOS EN TODOS LOS ENTES QUE DEPENDEN DEL MPPRIJ, DE LAS INSTITUCIONES GUBERNAMENTALES Y GRUPOS ESPECIALES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 5.000 **FEMENINO:** 2.500 **MASCULINO:** 2.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 260127006 BRINDAR ATENCIÓN A LOS CIUDADANOS EN MATERIA DE DERECHOS HUMANOS A NIVEL NACIONAL

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 2.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.100**	**0**	**0**	**0**	**0**	**0**	**2.100**
402	10	00	00	Productos varios y útiles diversos	2.100	0	0	0	0	0	2.100
402	10	08	00	Materiales para equipos de computación	2.100	0	0	0	0	0	2.100
				Totales	**2.100**	**0**	**0**	**0**	**0**	**0**	**2.100**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117570 260128000 FORTALECIMIENTO DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL ACTUAL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN LOS ESTADOS ANZOÁTEGUI, ARAGUA, CARABOBO, LARA, MIRANDA, TÁCHIRA, ZULIA Y EL DISTRITO CAPITAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN

UNIDAD DE MEDIDA: PORCENTAJE **META:** 20

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**1.252.806.586**	0	0	0	0	0	**1.252.806.586**
401	01	00	00	Sueldos, salarios y otras retribuciones	467.929.697	0	0	0	0	0	467.929.697
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	465.009.777	0	0	0	0	0	465.009.777
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	294.912	0	0	0	0	0	294.912
401	01	18	00	Remuneraciones al personal contratado	2.350.000	0	0	0	0	0	2.350.000
401	01	99	00	Otras retribuciones	275.008	0	0	0	0	0	275.008
401	03	00	00	Primas	231.983.129	0	0	0	0	0	231.983.129
401	03	02	00	Primas de transporte a empleados	20.336.400	0	0	0	0	0	20.336.400
401	03	03	00	Primas por hogar a empleados	45.484.431	0	0	0	0	0	45.484.431
401	03	04	00	Primas por hijos a empleados	31.677.120	0	0	0	0	0	31.677.120
401	03	08	00	Primas de profesionalización a empleados	26.903.785	0	0	0	0	0	26.903.785
401	03	09	00	Primas por antigüedad a empleados	53.536.018	0	0	0	0	0	53.536.018
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	14.678.021	0	0	0	0	0	14.678.021
401	03	18	00	Primas por hogar a obreros	18.000	0	0	0	0	0	18.000
401	03	19	00	Primas por hijos de obreros	47.520	0	0	0	0	0	47.520
401	03	21	00	Primas por antigüedad a obreros	13.268	0	0	0	0	0	13.268
401	03	31	00	Primas por riesgo al personal militar y de seguridad	37.867.222	0	0	0	0	0	37.867.222
401	03	37	00	Primas de transporte al personal contratado	259.500	0	0	0	0	0	259.500
401	03	38	00	Primas por hogar al personal contratado	432.500	0	0	0	0	0	432.500
401	03	39	00	Primas por hijos al personal contratado	207.600	0	0	0	0	0	207.600
401	03	40	00	Primas de profesionalización al personal contratado	218.380	0	0	0	0	0	218.380
401	03	41	00	Primas por antigüedad al personal contratado	268.261	0	0	0	0	0	268.261
401	03	96	00	Otras primas al personal contratado	35.103	0	0	0	0	0	35.103
401	04	00	00	Complementos de sueldos y salarios	233.111.454	0	0	0	0	0	233.111.454
401	04	06	00	Complemento a empleados por comisión de servicios	375.000	0	0	0	0	0	375.000
401	04	08	00	Bono compensatorio de alimentación a empleados	231.374.304	0	0	0	0	0	231.374.304
401	04	18	00	Bono compensatorio de alimentación a obreros	194.400	0	0	0	0	0	194.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.167.750	0	0	0	0	0	1.167.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117570 260128000 FORTALECIMIENTO DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL ACTUAL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN LOS ESTADOS ANZOÁTEGUI, ARAGUA, CARABOBO, LARA, MIRANDA, TÁCHIRA, ZULIA Y EL DISTRITO CAPITAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN

UNIDAD DE MEDIDA: PORCENTAJE

META: 20

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	89.279.937	0	0	0	0	0	89.279.937
401	05	03	00	Bono vacacional a empleados	89.069.897	0	0	0	0	0	89.069.897
401	05	06	00	Bono vacacional a obreros	59.145	0	0	0	0	0	59.145
401	05	08	00	Bono vacacional al personal contratado	150.895	0	0	0	0	0	150.895
401	06	00	00	Aportes patronales y legales	75.095.794	0	0	0	0	0	75.095.794
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	43.667.232	0	0	0	0	0	43.667.232
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	13.232.494	0	0	0	0	0	13.232.494
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.821.662	0	0	0	0	0	8.821.662
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	8.821.662	0	0	0	0	0	8.821.662
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	405.346	0	0	0	0	0	405.346
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	73.699	0	0	0	0	0	73.699
401	06	95	00	Otros aportes legales por personal contratado	73.699	0	0	0	0	0	73.699
401	07	00	00	Asistencia socio-económica	31.953.031	0	0	0	0	0	31.953.031
401	07	03	00	Ayudas por matrimonio a empleados	75.000	0	0	0	0	0	75.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	200.000	0	0	0	0	0	200.000
401	07	05	00	Ayudas por defunción a empleados	812.500	0	0	0	0	0	812.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	27.179.131	0	0	0	0	0	27.179.131
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.686.400	0	0	0	0	0	3.686.400
401	08	00	00	Prestaciones sociales e indemnizaciones	123.453.544	0	0	0	0	0	123.453.544
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	122.544.379	0	0	0	0	0	122.544.379
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	909.165	0	0	0	0	0	909.165
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.293.215**	**0**	**0**	**0**	**0**	**0**	**19.293.215**
402	01	00	00	Productos alimenticios y agropecuarios	255.000	0	0	0	0	0	255.000
402	01	01	00	Alimentos y bebidas para personas	255.000	0	0	0	0	0	255.000
402	03	00	00	Textiles y vestuarios	10.810.000	0	0	0	0	0	10.810.000
402	03	01	00	Textiles	60.000	0	0	0	0	0	60.000
402	03	02	00	Prendas de vestir	9.250.000	0	0	0	0	0	9.250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117570 260128000 FORTALECIMIENTO DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL ACTUAL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN LOS ESTADOS ANZOÁTEGUI, ARAGUA, CARABOBO, LARA, MIRANDA, TÁCHIRA, ZULIA Y EL DISTRITO CAPITAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN

UNIDAD DE MEDIDA: PORCENTAJE **META:** 20

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	03	00	Calzados	1.500.000	0	0	0	0	0	1.500.000
402	04	00	00	Productos de cuero y caucho	450.000	0	0	0	0	0	450.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	200.000	0	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	250.000	0	0	0	0	0	250.000
402	05	00	00	Productos de papel, cartón e impresos	923.215	0	0	0	0	0	923.215
402	05	01	00	Pulpa de madera, papel y cartón	343.215	0	0	0	0	0	343.215
402	05	02	00	Envases y cajas de papel y cartón	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	280.000	0	0	0	0	0	280.000
402	05	06	00	Productos de papel y cartón para computación	100.000	0	0	0	0	0	100.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	1.600.000	0	0	0	0	0	1.600.000
402	06	03	00	Tintas, pinturas y colorantes	850.000	0	0	0	0	0	850.000
402	06	04	00	Productos farmacéuticos y medicamentos	50.000	0	0	0	0	0	50.000
402	06	06	00	Combustibles y lubricantes	500.000	0	0	0	0	0	500.000
402	06	08	00	Productos plásticos	200.000	0	0	0	0	0	200.000
402	07	00	00	Productos minerales no metálicos	50.000	0	0	0	0	0	50.000
402	07	04	00	Cemento, cal y yeso	50.000	0	0	0	0	0	50.000
402	08	00	00	Productos metálicos	2.635.000	0	0	0	0	0	2.635.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	150.000	0	0	0	0	0	150.000
402	08	04	00	Productos metálicos estructurales	285.000	0	0	0	0	0	285.000
402	08	05	00	Materiales de orden público, seguridad y defensa	1.000.000	0	0	0	0	0	1.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.200.000	0	0	0	0	0	1.200.000
402	09	00	00	Productos de madera	80.000	0	0	0	0	0	80.000
402	09	01	00	Productos primarios de madera	5.000	0	0	0	0	0	5.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	50.000	0	0	0	0	0	50.000
402	09	99	00	Otros productos de madera	25.000	0	0	0	0	0	25.000
402	10	00	00	Productos varios y útiles diversos	2.390.000	0	0	0	0	0	2.390.000
402	10	01	00	Artículos de deporte, recreación y juguetes	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117570 260128000 FORTALECIMIENTO DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL ACTUAL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN LOS ESTADOS ANZOÁTEGUI, ARAGUA, CARABOBO, LARA, MIRANDA, TÁCHIRA, ZULIA Y EL DISTRITO CAPITAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN

UNIDAD DE MEDIDA: PORCENTAJE

META: 20

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	220.000	0	0	0	0	0	220.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	400.000	0	0	0	0	0	400.000
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	0	30.000
402	10	07	00	Productos de seguridad en el trabajo	100.000	0	0	0	0	0	100.000
402	10	08	00	Materiales para equipos de computación	1.000.000	0	0	0	0	0	1.000.000
402	10	11	00	Materiales eléctricos	150.000	0	0	0	0	0	150.000
402	10	12	00	Materiales para instalaciones sanitarias	150.000	0	0	0	0	0	150.000
402	10	13	00	Materiales fotográficos	20.000	0	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	100.000	0	0	0	0	0	100.000
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**10.617.393**	**0**	**0**	**0**	**0**	**0**	**10.617.393**
403	04	00	00	Servicios básicos	519.428	0	0	0	0	0	519.428
403	04	01	00	Electricidad	100.000	0	0	0	0	0	100.000
403	04	03	00	Agua	100.000	0	0	0	0	0	100.000
403	04	04	00	Teléfonos	100.000	0	0	0	0	0	100.000
403	04	07	00	Servicio de condominio	219.428	0	0	0	0	0	219.428
403	07	00	00	Servicios de información, impresión y relaciones públicas	275.000	0	0	0	0	0	275.000
403	07	01	00	Publicidad y propaganda	25.000	0	0	0	0	0	25.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	07	04	00	Avisos	150.000	0	0	0	0	0	150.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	20.000	0	0	0	0	0	20.000
403	08	02	00	Comisiones y gastos bancarios	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117570 260128000 FORTALECIMIENTO DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL ACTUAL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN LOS ESTADOS ANZOÁTEGUI, ARAGUA, CARABOBO, LARA, MIRANDA, TÁCHIRA, ZULIA Y EL DISTRITO CAPITAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN

UNIDAD DE MEDIDA: PORCENTAJE **META:** 20

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	284.998	0	0	0	0	0	284.998
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	204.998	0	0	0	0	0	204.998
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	50.000	0	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	15	00	00	Servicios fiscales	29.997	0	0	0	0	0	29.997
403	15	02	00	Tasas y otros derechos obligatorios	29.997	0	0	0	0	0	29.997
403	18	00	00	Impuestos indirectos	3.382.431	0	0	0	0	0	3.382.431
403	18	01	00	Impuesto al valor agregado	3.382.431	0	0	0	0	0	3.382.431
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	5.705.539	0	0	0	0	0	5.705.539
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	5.705.539	0	0	0	0	0	5.705.539
403	99	00	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
403	99	01	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
404	**00**	**00**	**00**	**Activos reales**	**1.658.759**	**0**	**0**	**0**	**0**	**0**	**1.658.759**
404	01	00	00	Repuestos y reparaciones mayores	450.000	0	0	0	0	0	450.000
404	01	01	00	Repuestos mayores	280.000	0	0	0	0	0	280.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
404	01	01	06	Repuestos mayores para equipos y armamentos de orden público, seguridad y defensa	50.000	0	0	0	0	0	50.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	170.000	0	0	0	0	0	170.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
404	01	02	05	Reparaciones mayores de equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117570 260128000 FORTALECIMIENTO DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL ACTUAL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN LOS ESTADOS ANZOÁTEGUI, ARAGUA, CARABOBO, LARA, MIRANDA, TÁCHIRA, ZULIA Y EL DISTRITO CAPITAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN

UNIDAD DE MEDIDA: PORCENTAJE **META:** 20

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	300.000	0	0	0	0	0	300.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	300.000	0	0	0	0	0	300.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	150.000	0	0	0	0	0	150.000
404	05	01	00	Equipos de telecomunicaciones	100.000	0	0	0	0	0	100.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	25.000	0	0	0	0	0	25.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	25.000	0	0	0	0	0	25.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	200.000	0	0	0	0	0	200.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	200.000	0	0	0	0	0	200.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	428.759	0	0	0	0	0	428.759
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	228.759	0	0	0	0	0	228.759
404	09	03	00	Mobiliario y equipos de alojamiento	100.000	0	0	0	0	0	100.000
404	12	00	00	Activos intangibles	100.000	0	0	0	0	0	100.000
404	12	05	00	Estudios y proyectos	100.000	0	0	0	0	0	100.000
				Totales	**1.284.375.953**	**0**	**0**	**0**	**0**	**0**	**1.284.375.953**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117570 260128000 FORTALECIMIENTO DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL ACTUAL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN LOS ESTADOS ANZOÁTEGUI, ARAGUA, CARABOBO, LARA, MIRANDA, TÁCHIRA, ZULIA Y EL DISTRITO CAPITAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN

UNIDAD DE MEDIDA: PORCENTAJE

META: 20

PRESUPUESTO: 2013

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117570 260128000 FORTALECIMIENTO DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL ACTUAL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN LOS ESTADOS ANZOÁTEGUI, ARAGUA, CARABOBO, LARA, MIRANDA, TÁCHIRA, ZULIA Y EL DISTRITO CAPITAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN

UNIDAD DE MEDIDA: PORCENTAJE **META:** 20

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260128005 FORTALECIMIENTO DEL SERVICIO DE POLICÍA EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: SERVICIO **META:** 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**778.813.988**	**0**	**0**	**0**	**0**	**0**	**778.813.988**
401	01	00	00	Sueldos, salarios y otras retribuciones	247.237.187	0	0	0	0	0	247.237.187
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	244.612.179	0	0	0	0	0	244.612.179
401	01	18	00	Remuneraciones al personal contratado	2.350.000	0	0	0	0	0	2.350.000
401	01	99	00	Otras retribuciones	275.008	0	0	0	0	0	275.008
401	03	00	00	Primas	153.600.340	0	0	0	0	0	153.600.340
401	03	02	00	Primas de transporte a empleados	20.336.400	0	0	0	0	0	20.336.400
401	03	03	00	Primas por hogar a empleados	33.894.000	0	0	0	0	0	33.894.000
401	03	04	00	Primas por hijos a empleados	16.269.120	0	0	0	0	0	16.269.120
401	03	08	00	Primas de profesionalización a empleados	24.750.356	0	0	0	0	0	24.750.356
401	03	09	00	Primas por antigüedad a empleados	29.773.125	0	0	0	0	0	29.773.125
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	323.395	0	0	0	0	0	323.395
401	03	31	00	Primas por riesgo al personal militar y de seguridad	26.832.600	0	0	0	0	0	26.832.600
401	03	37	00	Primas de transporte al personal contratado	259.500	0	0	0	0	0	259.500
401	03	38	00	Primas por hogar al personal contratado	432.500	0	0	0	0	0	432.500
401	03	39	00	Primas por hijos al personal contratado	207.600	0	0	0	0	0	207.600
401	03	40	00	Primas de profesionalización al personal contratado	218.380	0	0	0	0	0	218.380
401	03	41	00	Primas por antigüedad al personal contratado	268.261	0	0	0	0	0	268.261
401	03	96	00	Otras primas al personal contratado	35.103	0	0	0	0	0	35.103
401	04	00	00	Complementos de sueldos y salarios	103.224.750	0	0	0	0	0	103.224.750
401	04	06	00	Complemento a empleados por comisión de servicios	375.000	0	0	0	0	0	375.000
401	04	08	00	Bono compensatorio de alimentación a empleados	101.682.000	0	0	0	0	0	101.682.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.167.750	0	0	0	0	0	1.167.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	44.249.342	0	0	0	0	0	44.249.342

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117570 260128000 FORTALECIMIENTO DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL ACTUAL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN LOS ESTADOS ANZOÁTEGUI, ARAGUA, CARABOBO, LARA, MIRANDA, TÁCHIRA, ZULIA Y EL DISTRITO CAPITAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN

UNIDAD DE MEDIDA: PORCENTAJE **META:** 20

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260128005 FORTALECIMIENTO DEL SERVICIO DE POLICÍA EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: SERVICIO **META:** 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	03	00	Bono vacacional a empleados	44.098.447	0	0	0	0	0	44.098.447
401	05	08	00	Bono vacacional al personal contratado	150.895	0	0	0	0	0	150.895
401	06	00	00	Aportes patronales y legales	75.095.794	0	0	0	0	0	75.095.794
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	43.667.232	0	0	0	0	0	43.667.232
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	13.232.494	0	0	0	0	0	13.232.494
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.821.662	0	0	0	0	0	8.821.662
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	8.821.662	0	0	0	0	0	8.821.662
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	405.346	0	0	0	0	0	405.346
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	73.699	0	0	0	0	0	73.699
401	06	95	00	Otros aportes legales por personal contratado	73.699	0	0	0	0	0	73.699
401	07	00	00	Asistencia socio-económica	31.953.031	0	0	0	0	0	31.953.031
401	07	03	00	Ayudas por matrimonio a empleados	75.000	0	0	0	0	0	75.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	200.000	0	0	0	0	0	200.000
401	07	05	00	Ayudas por defunción a empleados	812.500	0	0	0	0	0	812.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	27.179.131	0	0	0	0	0	27.179.131
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.686.400	0	0	0	0	0	3.686.400
401	08	00	00	Prestaciones sociales e indemnizaciones	123.453.544	0	0	0	0	0	123.453.544
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	122.544.379	0	0	0	0	0	122.544.379
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	909.165	0	0	0	0	0	909.165
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.293.215**	**0**	**0**	**0**	**0**	**0**	**19.293.215**
402	01	00	00	Productos alimenticios y agropecuarios	255.000	0	0	0	0	0	255.000
402	01	01	00	Alimentos y bebidas para personas	255.000	0	0	0	0	0	255.000
402	03	00	00	Textiles y vestuarios	10.810.000	0	0	0	0	0	10.810.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117570 260128000 FORTALECIMIENTO DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL ACTUAL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN LOS ESTADOS ANZOÁTEGUI, ARAGUA, CARABOBO, LARA, MIRANDA, TÁCHIRA, ZULIA Y EL DISTRITO CAPITAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN

UNIDAD DE MEDIDA: PORCENTAJE **META:** 20

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260128005 FORTALECIMIENTO DEL SERVICIO DE POLICÍA EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: SERVICIO **META:** 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	60.000	0	0	0	0	0	60.000
402	03	02	00	Prendas de vestir	9.250.000	0	0	0	0	0	9.250.000
402	03	03	00	Calzados	1.500.000	0	0	0	0	0	1.500.000
402	04	00	00	Productos de cuero y caucho	450.000	0	0	0	0	0	450.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	200.000	0	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	250.000	0	0	0	0	0	250.000
402	05	00	00	Productos de papel, cartón e impresos	923.215	0	0	0	0	0	923.215
402	05	01	00	Pulpa de madera, papel y cartón	343.215	0	0	0	0	0	343.215
402	05	02	00	Envases y cajas de papel y cartón	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	280.000	0	0	0	0	0	280.000
402	05	06	00	Productos de papel y cartón para computación	100.000	0	0	0	0	0	100.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	1.600.000	0	0	0	0	0	1.600.000
402	06	03	00	Tintas, pinturas y colorantes	850.000	0	0	0	0	0	850.000
402	06	04	00	Productos farmacéuticos y medicamentos	50.000	0	0	0	0	0	50.000
402	06	06	00	Combustibles y lubricantes	500.000	0	0	0	0	0	500.000
402	06	08	00	Productos plásticos	200.000	0	0	0	0	0	200.000
402	07	00	00	Productos minerales no metálicos	50.000	0	0	0	0	0	50.000
402	07	04	00	Cemento, cal y yeso	50.000	0	0	0	0	0	50.000
402	08	00	00	Productos metálicos	2.635.000	0	0	0	0	0	2.635.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	150.000	0	0	0	0	0	150.000
402	08	04	00	Productos metálicos estructurales	285.000	0	0	0	0	0	285.000
402	08	05	00	Materiales de orden público, seguridad y defensa	1.000.000	0	0	0	0	0	1.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.200.000	0	0	0	0	0	1.200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117570 260128000 FORTALECIMIENTO DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL ACTUAL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN LOS ESTADOS ANZOÁTEGUI, ARAGUA, CARABOBO, LARA, MIRANDA, TÁCHIRA, ZULIA Y EL DISTRITO CAPITAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN

UNIDAD DE MEDIDA: PORCENTAJE **META:** 20

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260128005 FORTALECIMIENTO DEL SERVICIO DE POLICÍA EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: SERVICIO **META:** 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	00	00	Productos de madera	80.000	0	0	0	0	0	80.000
402	09	01	00	Productos primarios de madera	5.000	0	0	0	0	0	5.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	50.000	0	0	0	0	0	50.000
402	09	99	00	Otros productos de madera	25.000	0	0	0	0	0	25.000
402	10	00	00	Productos varios y útiles diversos	2.390.000	0	0	0	0	0	2.390.000
402	10	01	00	Artículos de deporte, recreación y juguetes	200.000	0	0	0	0	0	200.000
402	10	02	00	Materiales y útiles de limpieza y aseo	220.000	0	0	0	0	0	220.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	400.000	0	0	0	0	0	400.000
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	0	30.000
402	10	07	00	Productos de seguridad en el trabajo	100.000	0	0	0	0	0	100.000
402	10	08	00	Materiales para equipos de computación	1.000.000	0	0	0	0	0	1.000.000
402	10	11	00	Materiales eléctricos	150.000	0	0	0	0	0	150.000
402	10	12	00	Materiales para instalaciones sanitarias	150.000	0	0	0	0	0	150.000
402	10	13	00	Materiales fotográficos	20.000	0	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	100.000	0	0	0	0	0	100.000
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.106.983**	**0**	**0**	**0**	**0**	**0**	**7.106.983**
403	04	00	00	Servicios básicos	519.428	0	0	0	0	0	519.428
403	04	01	00	Electricidad	100.000	0	0	0	0	0	100.000
403	04	03	00	Agua	100.000	0	0	0	0	0	100.000
403	04	04	00	Teléfonos	100.000	0	0	0	0	0	100.000
403	04	07	00	Servicio de condominio	219.428	0	0	0	0	0	219.428

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117570 260128000 FORTALECIMIENTO DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL ACTUAL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN LOS ESTADOS ANZOÁTEGUI, ARAGUA, CARABOBO, LARA, MIRANDA, TÁCHIRA, ZULIA Y EL DISTRITO CAPITAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN

UNIDAD DE MEDIDA: PORCENTAJE **META:** 20

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260128005 FORTALECIMIENTO DEL SERVICIO DE POLICÍA EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: SERVICIO **META:** 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	275.000	0	0	0	0	0	275.000
403	07	01	00	Publicidad y propaganda	25.000	0	0	0	0	0	25.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	07	04	00	Avisos	150.000	0	0	0	0	0	150.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	20.000	0	0	0	0	0	20.000
403	08	02	00	Comisiones y gastos bancarios	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	284.998	0	0	0	0	0	284.998
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	204.998	0	0	0	0	0	204.998
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	50.000	0	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	15	00	00	Servicios fiscales	29.997	0	0	0	0	0	29.997
403	15	02	00	Tasas y otros derechos obligatorios	29.997	0	0	0	0	0	29.997
403	18	00	00	Impuestos indirectos	3.006.316	0	0	0	0	0	3.006.316
403	18	01	00	Impuesto al valor agregado	3.006.316	0	0	0	0	0	3.006.316
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.571.244	0	0	0	0	0	2.571.244
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.571.244	0	0	0	0	0	2.571.244

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117570 260128000 FORTALECIMIENTO DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL ACTUAL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN LOS ESTADOS ANZOÁTEGUI, ARAGUA, CARABOBO, LARA, MIRANDA, TÁCHIRA, ZULIA Y EL DISTRITO CAPITAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN

UNIDAD DE MEDIDA: PORCENTAJE **META:** 20

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260128005 FORTALECIMIENTO DEL SERVICIO DE POLICÍA EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: SERVICIO **META:** 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
403	99	01	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
404	**00**	**00**	**00**	**Activos reales**	**1.658.759**	**0**	**0**	**0**	**0**	0	**1.658.759**
404	01	00	00	Repuestos y reparaciones mayores	450.000	0	0	0	0	0	450.000
404	01	01	00	Repuestos mayores	280.000	0	0	0	0	0	280.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
404	01	01	06	Repuestos mayores para equipos y armamentos de orden público, seguridad y defensa	50.000	0	0	0	0	0	50.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	170.000	0	0	0	0	0	170.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
404	01	02	05	Reparaciones mayores de equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	0	20.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	300.000	0	0	0	0	0	300.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	300.000	0	0	0	0	0	300.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	150.000	0	0	0	0	0	150.000
404	05	01	00	Equipos de telecomunicaciones	100.000	0	0	0	0	0	100.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	25.000	0	0	0	0	0	25.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	25.000	0	0	0	0	0	25.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117570 260128000 FORTALECIMIENTO DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL ACTUAL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN LOS ESTADOS ANZOÁTEGUI, ARAGUA, CARABOBO, LARA, MIRANDA, TÁCHIRA, ZULIA Y EL DISTRITO CAPITAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN

UNIDAD DE MEDIDA: PORCENTAJE **META:** 20

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 260128005 FORTALECIMIENTO DEL SERVICIO DE POLICÍA EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: SERVICIO **META:** 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	200.000	0	0	0	0	0	200.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	428.759	0	0	0	0	0	428.759
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	228.759	0	0	0	0	0	228.759
404	09	03	00	Mobiliario y equipos de alojamiento	100.000	0	0	0	0	0	100.000
404	12	00	00	Activos intangibles	100.000	0	0	0	0	0	100.000
404	12	05	00	Estudios y proyectos	100.000	0	0	0	0	0	100.000
				Totales	**806.872.945**	0	0	0	0	0	**806.872.945**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117570 260128000 FORTALECIMIENTO DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL ACTUAL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN LOS ESTADOS ANZOÁTEGUI, ARAGUA, CARABOBO, LARA, MIRANDA, TÁCHIRA, ZULIA Y EL DISTRITO CAPITAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN

UNIDAD DE MEDIDA: PORCENTAJE **META:** 20

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260128006 AUMENTAR LA EFECTIVIDAD DEL SERVICIO DE TRÁNSITO TERRESTRE EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: MULTA **META:** 140.000

RESPONSABLE/EJECUTOR: CUERPO TÉCNICO DE VIGILANCIA DEL TRANSPORTE TERRESTRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**473.992.598**	0	0	0	0	0	**473.992.598**
401	01	00	00	Sueldos, salarios y otras retribuciones	220.692.510	0	0	0	0	0	220.692.510
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	220.397.598	0	0	0	0	0	220.397.598
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	294.912	0	0	0	0	0	294.912
401	03	00	00	Primas	78.382.789	0	0	0	0	0	78.382.789
401	03	03	00	Primas por hogar a empleados	11.590.431	0	0	0	0	0	11.590.431
401	03	04	00	Primas por hijos a empleados	15.408.000	0	0	0	0	0	15.408.000
401	03	08	00	Primas de profesionalización a empleados	2.153.429	0	0	0	0	0	2.153.429
401	03	09	00	Primas por antigüedad a empleados	23.762.893	0	0	0	0	0	23.762.893
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	14.354.626	0	0	0	0	0	14.354.626
401	03	18	00	Primas por hogar a obreros	18.000	0	0	0	0	0	18.000
401	03	19	00	Primas por hijos de obreros	47.520	0	0	0	0	0	47.520
401	03	21	00	Primas por antigüedad a obreros	13.268	0	0	0	0	0	13.268
401	03	31	00	Primas por riesgo al personal militar y de seguridad	11.034.622	0	0	0	0	0	11.034.622
401	04	00	00	Complementos de sueldos y salarios	129.886.704	0	0	0	0	0	129.886.704
401	04	08	00	Bono compensatorio de alimentación a empleados	129.692.304	0	0	0	0	0	129.692.304
401	04	18	00	Bono compensatorio de alimentación a obreros	194.400	0	0	0	0	0	194.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	45.030.595	0	0	0	0	0	45.030.595
401	05	03	00	Bono vacacional a empleados	44.971.450	0	0	0	0	0	44.971.450
401	05	06	00	Bono vacacional a obreros	59.145	0	0	0	0	0	59.145
403	00	00	00	**Servicios no personales**	**3.510.410**	0	0	0	0	0	**3.510.410**
403	18	00	00	Impuestos indirectos	376.115	0	0	0	0	0	376.115
403	18	01	00	Impuesto al valor agregado	376.115	0	0	0	0	0	376.115
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.134.295	0	0	0	0	0	3.134.295

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117570 260128000 FORTALECIMIENTO DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL ACTUAL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN LOS ESTADOS ANZOÁTEGUI, ARAGUA, CARABOBO, LARA, MIRANDA, TÁCHIRA, ZULIA Y EL DISTRITO CAPITAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN

UNIDAD DE MEDIDA: PORCENTAJE **META:** 20

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 260128006 AUMENTAR LA EFECTIVIDAD DEL SERVICIO DE TRÁNSITO TERRESTRE EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: MULTA **META:** 140.000

RESPONSABLE/EJECUTOR: CUERPO TÉCNICO DE VIGILANCIA DEL TRANSPORTE TERRESTRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.134.295	0	0	0	0	0	3.134.295
				Totales	**477.503.008**	**0**	**0**	**0**	**0**	**0**	**477.503.008**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117847 260129000 RED DIGITAL DE APRENDIZAJE BOMBERIL PARA LOS CUERPOS DE BOMBEROS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: CAPACITAR 21 BOMBEROS A NIVEL NACIONAL CON UN PERFIL INTEGRAL QUE SERVIRÁN DE AGENTES MULTIPLICADORES DE INFORMACIÓN, A TRAVÉS DE CURSOS VIRTUALES PREPARADOS EN MATERIA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 21 **FEMENINO:** 11 **MASCULINO:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**665.665**	**0**	**0**	**0**	**0**	**0**	**665.665**
401	01	00	00	Sueldos, salarios y otras retribuciones	233.280	0	0	0	0	0	233.280
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	24.570	0	0	0	0	0	24.570
401	01	18	00	Remuneraciones al personal contratado	187.728	0	0	0	0	0	187.728
401	01	99	00	Otras retribuciones	20.982	0	0	0	0	0	20.982
401	03	00	00	Primas	59.862	0	0	0	0	0	59.862
401	03	02	00	Primas de transporte a empleados	3.600	0	0	0	0	0	3.600
401	03	03	00	Primas por hogar a empleados	6.000	0	0	0	0	0	6.000
401	03	04	00	Primas por hijos a empleados	4.800	0	0	0	0	0	4.800
401	03	08	00	Primas de profesionalización a empleados	2.949	0	0	0	0	0	2.949
401	03	09	00	Primas por antigüedad a empleados	22.113	0	0	0	0	0	22.113
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	20.400	0	0	0	0	0	20.400
401	04	00	00	Complementos de sueldos y salarios	115.876	0	0	0	0	0	115.876
401	04	08	00	Bono compensatorio de alimentación a empleados	17.476	0	0	0	0	0	17.476
401	04	26	00	Bono compensatorio de alimentación al personal contratado	68.400	0	0	0	0	0	68.400
401	04	98	00	Otros complementos al personal contratado	30.000	0	0	0	0	0	30.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	28.181	0	0	0	0	0	28.181
401	05	03	00	Bono vacacional a empleados	14.048	0	0	0	0	0	14.048
401	05	08	00	Bono vacacional al personal contratado	14.133	0	0	0	0	0	14.133
401	06	00	00	Aportes patronales y legales	38.634	0	0	0	0	0	38.634
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	26.942	0	0	0	0	0	26.942
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.896	0	0	0	0	0	1.896
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.898	0	0	0	0	0	4.898
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	4.898	0	0	0	0	0	4.898
401	07	00	00	Asistencia socio-económica	9.482	0	0	0	0	0	9.482
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.482	0	0	0	0	0	9.482
401	08	00	00	Prestaciones sociales e indemnizaciones	180.350	0	0	0	0	0	180.350
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	57.948	0	0	0	0	0	57.948
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	122.402	0	0	0	0	0	122.402

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117847 260129000 RED DIGITAL DE APRENDIZAJE BOMBERIL PARA LOS CUERPOS DE BOMBEROS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: CAPACITAR 21 BOMBEROS A NIVEL NACIONAL CON UN PERFIL INTEGRAL QUE SERVIRÁN DE AGENTES MULTIPLICADORES DE INFORMACIÓN, A TRAVÉS DE CURSOS VIRTUALES PREPARADOS EN MATERIA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 21 **FEMENINO:** 11 **MASCULINO:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**154.561**	**0**	**0**	**0**	**0**	**0**	**154.561**
402	03	00	00	Textiles y vestuarios	6.000	0	0	0	0	0	6.000
402	03	01	00	Textiles	1.500	0	0	0	0	0	1.500
402	03	02	00	Prendas de vestir	1.500	0	0	0	0	0	1.500
402	03	03	00	Calzados	1.500	0	0	0	0	0	1.500
402	03	99	00	Otros productos textiles y vestuarios	1.500	0	0	0	0	0	1.500
402	04	00	00	Productos de cuero y caucho	6.000	0	0	0	0	0	6.000
402	04	03	00	Cauchos y tripas para vehiculos	6.000	0	0	0	0	0	6.000
402	05	00	00	Productos de papel, cartón e impresos	32.400	0	0	0	0	0	32.400
402	05	01	00	Pulpa de madera, papel y cartón	1.800	0	0	0	0	0	1.800
402	05	02	00	Envases y cajas de papel y cartón	1.800	0	0	0	0	0	1.800
402	05	03	00	Productos de papel y cartón para oficina	7.200	0	0	0	0	0	7.200
402	05	04	00	Libros, revistas y periódicos	2.700	0	0	0	0	0	2.700
402	05	05	00	Material de enseñanza	3.600	0	0	0	0	0	3.600
402	05	06	00	Productos de papel y cartón para computación	9.900	0	0	0	0	0	9.900
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.400	0	0	0	0	0	5.400
402	06	00	00	Productos químicos y derivados	12.600	0	0	0	0	0	12.600
402	06	03	00	Tintas, pinturas y colorantes	12.600	0	0	0	0	0	12.600
402	08	00	00	Productos metálicos	37.561	0	0	0	0	0	37.561
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.131	0	0	0	0	0	7.131
402	08	07	00	Material de señalamiento	4.466	0	0	0	0	0	4.466
402	08	08	00	Material de educación	12.566	0	0	0	0	0	12.566
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.466	0	0	0	0	0	4.466
402	08	10	00	Repuestos y accesorios para otros equipos	4.466	0	0	0	0	0	4.466
402	08	99	00	Otros productos metálicos	4.466	0	0	0	0	0	4.466
402	10	00	00	Productos varios y útiles diversos	54.000	0	0	0	0	0	54.000
402	10	02	00	Materiales y útiles de limpieza y aseo	6.000	0	0	0	0	0	6.000
402	10	03	00	Utensilios de cocina y comedor	6.000	0	0	0	0	0	6.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.000	0	0	0	0	0	6.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117847 260129000 RED DIGITAL DE APRENDIZAJE BOMBERIL PARA LOS CUERPOS DE BOMBEROS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: CAPACITAR 21 BOMBEROS A NIVEL NACIONAL CON UN PERFIL INTEGRAL QUE SERVIRÁN DE AGENTES MULTIPLICADORES DE INFORMACIÓN, A TRAVÉS DE CURSOS VIRTUALES PREPARADOS EN MATERIA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 21 **FEMENINO:** 11 **MASCULINO:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	6.000	0	0	0	0	0	6.000
402	10	08	00	Materiales para equipos de computación	6.000	0	0	0	0	0	6.000
402	10	11	00	Materiales eléctricos	6.000	0	0	0	0	0	6.000
402	10	12	00	Materiales para instalaciones sanitarias	6.000	0	0	0	0	0	6.000
402	10	13	00	Materiales fotográficos	6.000	0	0	0	0	0	6.000
402	10	99	00	Otros productos y útiles diversos	6.000	0	0	0	0	0	6.000
402	99	00	00	Otros materiales y suministros	6.000	0	0	0	0	0	6.000
402	99	01	00	Otros materiales y suministros	6.000	0	0	0	0	0	6.000
403	**00**	**00**	**00**	**Servicios no personales**	**112.763**	**0**	**0**	**0**	**0**	**0**	**112.763**
403	03	00	00	Derechos sobre bienes intangibles	15.683	0	0	0	0	0	15.683
403	03	03	00	Paquetes y programas de computación	15.683	0	0	0	0	0	15.683
403	04	00	00	Servicios básicos	28.500	0	0	0	0	0	28.500
403	04	01	00	Electricidad	2.400	0	0	0	0	0	2.400
403	04	02	00	Gas	3.300	0	0	0	0	0	3.300
403	04	03	00	Agua	4.200	0	0	0	0	0	4.200
403	04	04	00	Teléfonos	4.200	0	0	0	0	0	4.200
403	04	05	00	Servicio de comunicaciones	4.200	0	0	0	0	0	4.200
403	04	06	00	Servicio de aseo urbano y domiciliario	3.300	0	0	0	0	0	3.300
403	04	07	00	Servicio de condominio	6.900	0	0	0	0	0	6.900
403	06	00	00	Servicios de transporte y almacenaje	1.800	0	0	0	0	0	1.800
403	06	01	00	Fletes y embalajes	900	0	0	0	0	0	900
403	06	03	00	Estacionamiento	900	0	0	0	0	0	900
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.140	0	0	0	0	0	4.140
403	07	02	00	Imprenta y reproducción	1.800	0	0	0	0	0	1.800
403	07	03	00	Relaciones sociales	1.170	0	0	0	0	0	1.170
403	07	04	00	Avisos	1.170	0	0	0	0	0	1.170
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	540	0	0	0	0	0	540
403	08	01	00	Primas y gastos de seguros	180	0	0	0	0	0	180
403	08	02	00	Comisiones y gastos bancarios	180	0	0	0	0	0	180

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117847 260129000 RED DIGITAL DE APRENDIZAJE BOMBERIL PARA LOS CUERPOS DE BOMBEROS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: CAPACITAR 21 BOMBEROS A NIVEL NACIONAL CON UN PERFIL INTEGRAL QUE SERVIRÁN DE AGENTES MULTIPLICADORES DE INFORMACIÓN, A TRAVÉS DE CURSOS VIRTUALES PREPARADOS EN MATERIA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 21 **FEMENINO:** 11 **MASCULINO:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	03	00	Comisiones y gastos de adquisición de seguros	180	0	0	0	0	0	180
403	09	00	00	Viáticos y pasajes	1.800	0	0	0	0	0	1.800
403	09	01	00	Viáticos y pasajes dentro del país	1.800	0	0	0	0	0	1.800
403	10	00	00	Servicios profesionales y técnicos	33.000	0	0	0	0	0	33.000
403	10	07	00	Servicios de capacitación y adiestramiento	27.600	0	0	0	0	0	27.600
403	10	99	00	Otros servicios profesionales y técnicos	5.400	0	0	0	0	0	5.400
403	18	00	00	Impuestos indirectos	23.700	0	0	0	0	0	23.700
403	18	01	00	Impuesto al valor agregado	23.700	0	0	0	0	0	23.700
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.600	0	0	0	0	0	3.600
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.600	0	0	0	0	0	3.600
404	**00**	**00**	**00**	**Activos reales**	**67.011**	**0**	**0**	**0**	**0**	**0**	**67.011**
404	01	00	00	Repuestos y reparaciones mayores	4.050	0	0	0	0	0	4.050
404	01	02	00	Reparaciones mayores de maquinaria y equipos	4.050	0	0	0	0	0	4.050
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.350	0	0	0	0	0	1.350
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	1.350	0	0	0	0	0	1.350
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.350	0	0	0	0	0	1.350
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	720	0	0	0	0	0	720
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	720	0	0	0	0	0	720
404	04	00	00	Equipos de transporte, tracción y elevación	6.750	0	0	0	0	0	6.750
404	04	01	00	Vehículos automotores terrestres	6.750	0	0	0	0	0	6.750
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	15.360	0	0	0	0	0	15.360
404	07	02	00	Equipos de enseñanza, deporte y recreación	7.455	0	0	0	0	0	7.455
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	7.905	0	0	0	0	0	7.905
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	39.951	0	0	0	0	0	39.951
404	09	01	00	Mobiliario y equipos de oficina	6.000	0	0	0	0	0	6.000
404	09	02	00	Equipos de computación	27.951	0	0	0	0	0	27.951
404	09	03	00	Mobiliario y equipos de alojamiento	6.000	0	0	0	0	0	6.000
404	99	00	00	Otros activos reales	180	0	0	0	0	0	180
404	99	01	00	Otros activos reales	180	0	0	0	0	0	180

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117847 260129000 RED DIGITAL DE APRENDIZAJE BOMBERIL PARA LOS CUERPOS DE BOMBEROS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: CAPACITAR 21 BOMBEROS A NIVEL NACIONAL CON UN PERFIL INTEGRAL QUE SERVIRÁN DE AGENTES MULTIPLICADORES DE INFORMACIÓN, A TRAVÉS DE CURSOS VIRTUALES PREPARADOS EN MATERIA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 21 **FEMENINO:** 11 **MASCULINO:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117847 260129000 RED DIGITAL DE APRENDIZAJE BOMBERIL PARA LOS CUERPOS DE BOMBEROS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: CAPACITAR 21 BOMBEROS A NIVEL NACIONAL CON UN PERFIL INTEGRAL QUE SERVIRÁN DE AGENTES MULTIPLICADORES DE INFORMACIÓN, A TRAVÉS DE CURSOS VIRTUALES PREPARADOS EN MATERIA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 21 **FEMENINO:** 11 **MASCULINO:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117847 260129000 RED DIGITAL DE APRENDIZAJE BOMBERIL PARA LOS CUERPOS DE BOMBEROS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: CAPACITAR 21 BOMBEROS A NIVEL NACIONAL CON UN PERFIL INTEGRAL QUE SERVIRÁN DE AGENTES MULTIPLICADORES DE INFORMACIÓN, A TRAVÉS DE CURSOS VIRTUALES PREPARADOS EN MATERIA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 21 **FEMENINO:** 11 **MASCULINO:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260129003 CAPACITACIÓN DE BOMBEROS

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 14

RESPONSABLE/EJECUTOR: COORDINACIÓN NACIONAL DE BOMBEROS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**665.665**	**0**	**0**	**0**	**0**	**0**	**665.665**
401	01	00	00	Sueldos, salarios y otras retribuciones	233.280	0	0	0	0	0	233.280
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	24.570	0	0	0	0	0	24.570
401	01	18	00	Remuneraciones al personal contratado	187.728	0	0	0	0	0	187.728
401	01	99	00	Otras retribuciones	20.982	0	0	0	0	0	20.982
401	03	00	00	Primas	59.862	0	0	0	0	0	59.862
401	03	02	00	Primas de transporte a empleados	3.600	0	0	0	0	0	3.600
401	03	03	00	Primas por hogar a empleados	6.000	0	0	0	0	0	6.000
401	03	04	00	Primas por hijos a empleados	4.800	0	0	0	0	0	4.800
401	03	08	00	Primas de profesionalización a empleados	2.949	0	0	0	0	0	2.949
401	03	09	00	Primas por antigüedad a empleados	22.113	0	0	0	0	0	22.113
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	20.400	0	0	0	0	0	20.400
401	04	00	00	Complementos de sueldos y salarios	115.876	0	0	0	0	0	115.876
401	04	08	00	Bono compensatorio de alimentación a empleados	17.476	0	0	0	0	0	17.476
401	04	26	00	Bono compensatorio de alimentación al personal contratado	68.400	0	0	0	0	0	68.400
401	04	98	00	Otros complementos al personal contratado	30.000	0	0	0	0	0	30.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	28.181	0	0	0	0	0	28.181
401	05	03	00	Bono vacacional a empleados	14.048	0	0	0	0	0	14.048
401	05	08	00	Bono vacacional al personal contratado	14.133	0	0	0	0	0	14.133
401	06	00	00	Aportes patronales y legales	38.634	0	0	0	0	0	38.634
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	26.942	0	0	0	0	0	26.942
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.896	0	0	0	0	0	1.896
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.898	0	0	0	0	0	4.898
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	4.898	0	0	0	0	0	4.898

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117847 260129000 RED DIGITAL DE APRENDIZAJE BOMBERIL PARA LOS CUERPOS DE BOMBEROS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: CAPACITAR 21 BOMBEROS A NIVEL NACIONAL CON UN PERFIL INTEGRAL QUE SERVIRÁN DE AGENTES MULTIPLICADORES DE INFORMACIÓN, A TRAVÉS DE CURSOS VIRTUALES PREPARADOS EN MATERIA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 21 **FEMENINO:** 11 **MASCULINO:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260129003 CAPACITACIÓN DE BOMBEROS

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 14

RESPONSABLE/EJECUTOR: COORDINACIÓN NACIONAL DE BOMBEROS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	9.482	0	0	0	0	0	9.482
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.482	0	0	0	0	0	9.482
401	08	00	00	Prestaciones sociales e indemnizaciones	180.350	0	0	0	0	0	180.350
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	57.948	0	0	0	0	0	57.948
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	122.402	0	0	0	0	0	122.402
				Totales	**665.665**	**0**	**0**	**0**	**0**	0	**665.665**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117847 260129000 RED DIGITAL DE APRENDIZAJE BOMBERIL PARA LOS CUERPOS DE BOMBEROS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: CAPACITAR 21 BOMBEROS A NIVEL NACIONAL CON UN PERFIL INTEGRAL QUE SERVIRÁN DE AGENTES MULTIPLICADORES DE INFORMACIÓN, A TRAVÉS DE CURSOS VIRTUALES PREPARADOS EN MATERIA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 21 **FEMENINO:** 11 **MASCULINO:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260129004 ADQUISICIÓN DE EQUIPOS TECNOLÓGICOS

UNIDAD DE MEDIDA: EQUIPO **META:** 5

RESPONSABLE/EJECUTOR: COORDINACIÓN NACIONAL DE BOMBEROS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**154.561**	**0**	**0**	**0**	**0**	**0**	**154.561**
402	03	00	00	Textiles y vestuarios	6.000	0	0	0	0	0	6.000
402	03	01	00	Textiles	1.500	0	0	0	0	0	1.500
402	03	02	00	Prendas de vestir	1.500	0	0	0	0	0	1.500
402	03	03	00	Calzados	1.500	0	0	0	0	0	1.500
402	03	99	00	Otros productos textiles y vestuarios	1.500	0	0	0	0	0	1.500
402	04	00	00	Productos de cuero y caucho	6.000	0	0	0	0	0	6.000
402	04	03	00	Cauchos y tripas para vehículos	6.000	0	0	0	0	0	6.000
402	05	00	00	Productos de papel, cartón e impresos	32.400	0	0	0	0	0	32.400
402	05	01	00	Pulpa de madera, papel y cartón	1.800	0	0	0	0	0	1.800
402	05	02	00	Envases y cajas de papel y cartón	1.800	0	0	0	0	0	1.800
402	05	03	00	Productos de papel y cartón para oficina	7.200	0	0	0	0	0	7.200
402	05	04	00	Libros, revistas y periódicos	2.700	0	0	0	0	0	2.700
402	05	05	00	Material de enseñanza	3.600	0	0	0	0	0	3.600
402	05	06	00	Productos de papel y cartón para computación	9.900	0	0	0	0	0	9.900
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.400	0	0	0	0	0	5.400
402	06	00	00	Productos químicos y derivados	12.600	0	0	0	0	0	12.600
402	06	03	00	Tintas, pinturas y colorantes	12.600	0	0	0	0	0	12.600
402	08	00	00	Productos metálicos	37.561	0	0	0	0	0	37.561
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.131	0	0	0	0	0	7.131
402	08	07	00	Material de señalamiento	4.466	0	0	0	0	0	4.466
402	08	08	00	Material de educación	12.566	0	0	0	0	0	12.566
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.466	0	0	0	0	0	4.466
402	08	10	00	Repuestos y accesorios para otros equipos	4.466	0	0	0	0	0	4.466

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117847 260129000 RED DIGITAL DE APRENDIZAJE BOMBERIL PARA LOS CUERPOS DE BOMBEROS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: CAPACITAR 21 BOMBEROS A NIVEL NACIONAL CON UN PERFIL INTEGRAL QUE SERVIRÁN DE AGENTES MULTIPLICADORES DE INFORMACIÓN, A TRAVÉS DE CURSOS VIRTUALES PREPARADOS EN MATERIA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 21 **FEMENINO:** 11 **MASCULINO:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260129004 ADQUISICIÓN DE EQUIPOS TECNOLÓGICOS

UNIDAD DE MEDIDA: EQUIPO **META:** 5

RESPONSABLE/EJECUTOR: COORDINACIÓN NACIONAL DE BOMBEROS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	99	00	Otros productos metálicos	4.466	0	0	0	0	0	4.466
402	10	00	00	Productos varios y útiles diversos	54.000	0	0	0	0	0	54.000
402	10	02	00	Materiales y útiles de limpieza y aseo	6.000	0	0	0	0	0	6.000
402	10	03	00	Utensilios de cocina y comedor	6.000	0	0	0	0	0	6.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.000	0	0	0	0	0	6.000
402	10	07	00	Productos de seguridad en el trabajo	6.000	0	0	0	0	0	6.000
402	10	08	00	Materiales para equipos de computación	6.000	0	0	0	0	0	6.000
402	10	11	00	Materiales eléctricos	6.000	0	0	0	0	0	6.000
402	10	12	00	Materiales para instalaciones sanitarias	6.000	0	0	0	0	0	6.000
402	10	13	00	Materiales fotográficos	6.000	0	0	0	0	0	6.000
402	10	99	00	Otros productos y útiles diversos	6.000	0	0	0	0	0	6.000
402	99	00	00	Otros materiales y suministros	6.000	0	0	0	0	0	6.000
402	99	01	00	Otros materiales y suministros	6.000	0	0	0	0	0	6.000
403	**00**	**00**	**00**	**Servicios no personales**	**112.763**	**0**	**0**	**0**	**0**	**0**	**112.763**
403	03	00	00	Derechos sobre bienes intangibles	15.683	0	0	0	0	0	15.683
403	03	03	00	Paquetes y programas de computación	15.683	0	0	0	0	0	15.683
403	04	00	00	Servicios básicos	28.500	0	0	0	0	0	28.500
403	04	01	00	Electricidad	2.400	0	0	0	0	0	2.400
403	04	02	00	Gas	3.300	0	0	0	0	0	3.300
403	04	03	00	Agua	4.200	0	0	0	0	0	4.200
403	04	04	00	Teléfonos	4.200	0	0	0	0	0	4.200
403	04	05	00	Servicio de comunicaciones	4.200	0	0	0	0	0	4.200
403	04	06	00	Servicio de aseo urbano y domiciliario	3.300	0	0	0	0	0	3.300
403	04	07	00	Servicio de condominio	6.900	0	0	0	0	0	6.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117847 260129000 RED DIGITAL DE APRENDIZAJE BOMBERIL PARA LOS CUERPOS DE BOMBEROS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: CAPACITAR 21 BOMBEROS A NIVEL NACIONAL CON UN PERFIL INTEGRAL QUE SERVIRÁN DE AGENTES MULTIPLICADORES DE INFORMACIÓN, A TRAVÉS DE CURSOS VIRTUALES PREPARADOS EN MATERIA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 21 **FEMENINO:** 11 **MASCULINO:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260129004 ADQUISICIÓN DE EQUIPOS TECNOLÓGICOS

UNIDAD DE MEDIDA: EQUIPO **META:** 5

RESPONSABLE/EJECUTOR: COORDINACIÓN NACIONAL DE BOMBEROS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	1.800	0	0	0	0	0	1.800
403	06	01	00	Fletes y embalajes	900	0	0	0	0	0	900
403	06	03	00	Estacionamiento	900	0	0	0	0	0	900
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.140	0	0	0	0	0	4.140
403	07	02	00	Imprenta y reproducción	1.800	0	0	0	0	0	1.800
403	07	03	00	Relaciones sociales	1.170	0	0	0	0	0	1.170
403	07	04	00	Avisos	1.170	0	0	0	0	0	1.170
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	540	0	0	0	0	0	540
403	08	01	00	Primas y gastos de seguros	180	0	0	0	0	0	180
403	08	02	00	Comisiones y gastos bancarios	180	0	0	0	0	0	180
403	08	03	00	Comisiones y gastos de adquisición de seguros	180	0	0	0	0	0	180
403	09	00	00	Viáticos y pasajes	1.800	0	0	0	0	0	1.800
403	09	01	00	Viáticos y pasajes dentro del país	1.800	0	0	0	0	0	1.800
403	10	00	00	Servicios profesionales y técnicos	33.000	0	0	0	0	0	33.000
403	10	07	00	Servicios de capacitación y adiestramiento	27.600	0	0	0	0	0	27.600
403	10	99	00	Otros servicios profesionales y técnicos	5.400	0	0	0	0	0	5.400
403	18	00	00	Impuestos indirectos	23.700	0	0	0	0	0	23.700
403	18	01	00	Impuesto al valor agregado	23.700	0	0	0	0	0	23.700
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.600	0	0	0	0	0	3.600
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.600	0	0	0	0	0	3.600
404	**00**	**00**	**00**	**Activos reales**	**67.011**	**0**	**0**	**0**	**0**	**0**	**67.011**
404	01	00	00	Repuestos y reparaciones mayores	4.050	0	0	0	0	0	4.050
404	01	02	00	Reparaciones mayores de maquinaria y equipos	4.050	0	0	0	0	0	4.050
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.350	0	0	0	0	0	1.350

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117847 260129000 RED DIGITAL DE APRENDIZAJE BOMBERIL PARA LOS CUERPOS DE BOMBEROS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: CAPACITAR 21 BOMBEROS A NIVEL NACIONAL CON UN PERFIL INTEGRAL QUE SERVIRÁN DE AGENTES MULTIPLICADORES DE INFORMACIÓN, A TRAVÉS DE CURSOS VIRTUALES PREPARADOS EN MATERIA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 21 **FEMENINO:** 11 **MASCULINO:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260129004 ADQUISICIÓN DE EQUIPOS TECNOLÓGICOS

UNIDAD DE MEDIDA: EQUIPO **META:** 5

RESPONSABLE/EJECUTOR: COORDINACIÓN NACIONAL DE BOMBEROS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	1.350	0	0	0	0	0	1.350
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.350	0	0	0	0	0	1.350
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	720	0	0	0	0	0	720
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	720	0	0	0	0	0	720
404	04	00	00	Equipos de transporte, tracción y elevación	6.750	0	0	0	0	0	6.750
404	04	01	00	Vehículos automotores terrestres	6.750	0	0	0	0	0	6.750
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	15.360	0	0	0	0	0	15.360
404	07	02	00	Equipos de enseñanza, deporte y recreación	7.455	0	0	0	0	0	7.455
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	7.905	0	0	0	0	0	7.905
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	39.951	0	0	0	0	0	39.951
404	09	01	00	Mobiliario y equipos de oficina	6.000	0	0	0	0	0	6.000
404	09	02	00	Equipos de computación	27.951	0	0	0	0	0	27.951
404	09	03	00	Mobiliario y equipos de alojamiento	6.000	0	0	0	0	0	6.000
404	99	00	00	Otros activos reales	180	0	0	0	0	0	180
404	99	01	00	Otros activos reales	180	0	0	0	0	0	180
				Totales	**334.335**	**0**	**0**	**0**	**0**	**0**	**334.335**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117991 260130000 GARANTIZAR EL ESCLARECIMIENTO DE LOS DELITOS CON MAYOR INCIDENCIA EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: IMPLEMENTAR PLANES ESTRATÉGICOS QUE CONTRIBUYAN EN LA INVESTIGACIÓN CRIMINAL ENFOCADOS EN EL ESCLARECIMIENTO DE LOS NUEVE (09) DELITOS CON MAYOR INCIDENCIA DENTRO DEL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 35.738

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**672.526.218**	**0**	**0**	**0**	**0**	**0**	**672.526.218**
401	01	00	00	Sueldos, salarios y otras retribuciones	132.473.740	0	0	0	0	0	132.473.740
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	132.176.000	0	0	0	0	0	132.176.000
401	01	18	00	Remuneraciones al personal contratado	297.740	0	0	0	0	0	297.740
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	120.871.105	0	0	0	0	0	120.871.105
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	120.871.105	0	0	0	0	0	120.871.105
401	03	00	00	Primas	101.236.340	0	0	0	0	0	101.236.340
401	03	02	00	Primas de transporte a empleados	15.057.000	0	0	0	0	0	15.057.000
401	03	03	00	Primas por hogar a empleados	25.095.000	0	0	0	0	0	25.095.000
401	03	04	00	Primas por hijos a empleados	25.766.787	0	0	0	0	0	25.766.787
401	03	08	00	Primas de profesionalización a empleados	12.269.658	0	0	0	0	0	12.269.658
401	03	09	00	Primas por antigüedad a empleados	16.194.453	0	0	0	0	0	16.194.453
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	5.607.900	0	0	0	0	0	5.607.900
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	1.245.542	0	0	0	0	0	1.245.542
401	04	00	00	Complementos de sueldos y salarios	73.523.250	0	0	0	0	0	73.523.250
401	04	08	00	Bono compensatorio de alimentación a empleados	73.381.500	0	0	0	0	0	73.381.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	141.750	0	0	0	0	0	141.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	44.301.829	0	0	0	0	0	44.301.829
401	05	01	00	Aguinaldos a empleados	1.000.000	0	0	0	0	0	1.000.000
401	05	03	00	Bono vacacional a empleados	43.283.963	0	0	0	0	0	43.283.963
401	05	07	00	Aguinaldos al personal contratado	15.616	0	0	0	0	0	15.616
401	05	08	00	Bono vacacional al personal contratado	2.250	0	0	0	0	0	2.250
401	06	00	00	Aportes patronales y legales	38.854.642	0	0	0	0	0	38.854.642
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	20.165.850	0	0	0	0	0	20.165.850
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.667.474	0	0	0	0	0	4.667.474
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	13.960.974	0	0	0	0	0	13.960.974
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	52.298	0	0	0	0	0	52.298
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	8.046	0	0	0	0	0	8.046

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117991 260130000 GARANTIZAR EL ESCLARECIMIENTO DE LOS DELITOS CON MAYOR INCIDENCIA EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: IMPLEMENTAR PLANES ESTRATÉGICOS QUE CONTRIBUYAN EN LA INVESTIGACIÓN CRIMINAL ENFOCADOS EN EL ESCLARECIMIENTO DE LOS NUEVE (09) DELITOS CON MAYOR INCIDENCIA DENTRO DEL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 35.738

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	83.914.098	0	0	0	0	0	83.914.098
401	07	02	00	Becas a empleados	6.033.600	0	0	0	0	0	6.033.600
401	07	03	00	Ayudas por matrimonio a empleados	33.600	0	0	0	0	0	33.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	138.000	0	0	0	0	0	138.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	46.536.578	0	0	0	0	0	46.536.578
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.940.000	0	0	0	0	0	4.940.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	20.152.320	0	0	0	0	0	20.152.320
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	6.080.000	0	0	0	0	0	6.080.000
401	08	00	00	Prestaciones sociales e indemnizaciones	77.231.214	0	0	0	0	0	77.231.214
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	77.147.427	0	0	0	0	0	77.147.427
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	83.787	0	0	0	0	0	83.787
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	120.000	0	0	0	0	0	120.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	120.000	0	0	0	0	0	120.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.496.555**	**0**	**0**	**0**	**0**	**0**	**11.496.555**
402	01	00	00	Productos alimenticios y agropecuarios	2.400	0	0	0	0	0	2.400
402	01	01	00	Alimentos y bebidas para personas	2.400	0	0	0	0	0	2.400
402	02	00	00	Productos de minas, canteras y yacimientos	256.550	0	0	0	0	0	256.550
402	02	05	00	Piedra, arcilla, arena y tierra	256.550	0	0	0	0	0	256.550
402	03	00	00	Textiles y vestuarios	17.400	0	0	0	0	0	17.400
402	03	02	00	Prendas de vestir	17.400	0	0	0	0	0	17.400
402	04	00	00	Productos de cuero y caucho	999.000	0	0	0	0	0	999.000
402	04	03	00	Cauchos y tripas para vehículos	999.000	0	0	0	0	0	999.000
402	05	00	00	Productos de papel, cartón e impresos	955.900	0	0	0	0	0	955.900
402	05	03	00	Productos de papel y cartón para oficina	936.300	0	0	0	0	0	936.300
402	05	06	00	Productos de papel y cartón para computación	19.600	0	0	0	0	0	19.600
402	06	00	00	Productos químicos y derivados	2.384.465	0	0	0	0	0	2.384.465
402	06	01	00	Sustancias químicas y de uso industrial	660.565	0	0	0	0	0	660.565
402	06	03	00	Tintas, pinturas y colorantes	650.000	0	0	0	0	0	650.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117991 260130000 GARANTIZAR EL ESCLARECIMIENTO DE LOS DELITOS CON MAYOR INCIDENCIA EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: IMPLEMENTAR PLANES ESTRATÉGICOS QUE CONTRIBUYAN EN LA INVESTIGACIÓN CRIMINAL ENFOCADOS EN EL ESCLARECIMIENTO DE LOS NUEVE (09) DELITOS CON MAYOR INCIDENCIA DENTRO DEL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 35.738

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	704.000	0	0	0	0	0	704.000
402	06	08	00	Productos plásticos	369.900	0	0	0	0	0	369.900
402	07	00	00	Productos minerales no metálicos	280.640	0	0	0	0	0	280.640
402	07	02	00	Vidrios y productos de vidrio	178.440	0	0	0	0	0	178.440
402	07	03	00	Productos de arcilla para construcción	54.800	0	0	0	0	0	54.800
402	07	04	00	Cemento, cal y yeso	11.400	0	0	0	0	0	11.400
402	07	99	00	Otros productos minerales no metálicos	36.000	0	0	0	0	0	36.000
402	08	00	00	Productos metálicos	926.366	0	0	0	0	0	926.366
402	08	01	00	Productos primarios de hierro y acero	8.900	0	0	0	0	0	8.900
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	20.766	0	0	0	0	0	20.766
402	08	04	00	Productos metálicos estructurales	8.700	0	0	0	0	0	8.700
402	08	05	00	Materiales de orden público, seguridad y defensa	492.000	0	0	0	0	0	492.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	396.000	0	0	0	0	0	396.000
402	10	00	00	Productos varios y útiles diversos	3.949.234	0	0	0	0	0	3.949.234
402	10	01	00	Artículos de deporte, recreación y juguetes	36.000	0	0	0	0	0	36.000
402	10	02	00	Materiales y útiles de limpieza y aseo	270.300	0	0	0	0	0	270.300
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	455.680	0	0	0	0	0	455.680
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	284.250	0	0	0	0	0	284.250
402	10	06	00	Condecoraciones, ofrendas y similares	370.200	0	0	0	0	0	370.200
402	10	07	00	Productos de seguridad en el trabajo	101.850	0	0	0	0	0	101.850
402	10	08	00	Materiales para equipos de computación	1.862.184	0	0	0	0	0	1.862.184
402	10	09	00	Especies timbradas y valores	15.000	0	0	0	0	0	15.000
402	10	11	00	Materiales eléctricos	272.400	0	0	0	0	0	272.400
402	10	12	00	Materiales para instalaciones sanitarias	41.770	0	0	0	0	0	41.770
402	10	13	00	Materiales fotográficos	239.600	0	0	0	0	0	239.600
402	99	00	00	Otros materiales y suministros	1.724.600	0	0	0	0	0	1.724.600
402	99	01	00	Otros materiales y suministros	1.724.600	0	0	0	0	0	1.724.600
403	**00**	**00**	**00**	**Servicios no personales**	**34.260.067**	**0**	**0**	**0**	**0**	**0**	**34.260.067**
403	01	00	00	Alquileres de inmuebles	941.270	0	0	0	0	0	941.270

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117991 260130000 GARANTIZAR EL ESCLARECIMIENTO DE LOS DELITOS CON MAYOR INCIDENCIA EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: IMPLEMENTAR PLANES ESTRATÉGICOS QUE CONTRIBUYAN EN LA INVESTIGACIÓN CRIMINAL ENFOCADOS EN EL ESCLARECIMIENTO DE LOS NUEVE (09) DELITOS CON MAYOR INCIDENCIA DENTRO DEL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 35.738

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	01	00	Alquileres de edificios y locales	941.270	0	0	0	0	0	941.270
403	02	00	00	Alquileres de maquinaria y equipos	45.000	0	0	0	0	0	45.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	45.000	0	0	0	0	0	45.000
403	06	00	00	Servicios de transporte y almacenaje	60.000	0	0	0	0	0	60.000
403	06	01	00	Fletes y embalajes	60.000	0	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	23.750	0	0	0	0	0	23.750
403	07	02	00	Imprenta y reproducción	23.750	0	0	0	0	0	23.750
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.665.280	0	0	0	0	0	1.665.280
403	08	01	00	Primas y gastos de seguros	1.500.000	0	0	0	0	0	1.500.000
403	08	02	00	Comisiones y gastos bancarios	165.280	0	0	0	0	0	165.280
403	09	00	00	Viáticos y pasajes	130.000	0	0	0	0	0	130.000
403	09	01	00	Viáticos y pasajes dentro del país	90.000	0	0	0	0	0	90.000
403	09	02	00	Viáticos y pasajes fuera del país	40.000	0	0	0	0	0	40.000
403	10	00	00	Servicios profesionales y técnicos	10.046.000	0	0	0	0	0	10.046.000
403	10	03	00	Servicios de procesamiento de datos	9.956.000	0	0	0	0	0	9.956.000
403	10	07	00	Servicios de capacitación y adiestramiento	90.000	0	0	0	0	0	90.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.075.000	0	0	0	0	0	5.075.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.590.000	0	0	0	0	0	1.590.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.775.000	0	0	0	0	0	1.775.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	1.260.000	0	0	0	0	0	1.260.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	150.000	0	0	0	0	0	150.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	300.000	0	0	0	0	0	300.000
403	12	00	00	Conservación y reparaciones menores de obras	2.100.000	0	0	0	0	0	2.100.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.100.000	0	0	0	0	0	2.100.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.000.000	0	0	0	0	0	2.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.000.000	0	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	6.717.823	0	0	0	0	0	6.717.823
403	18	01	00	Impuesto al valor agregado	6.667.823	0	0	0	0	0	6.667.823

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117991 260130000 GARANTIZAR EL ESCLARECIMIENTO DE LOS DELITOS CON MAYOR INCIDENCIA EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: IMPLEMENTAR PLANES ESTRATÉGICOS QUE CONTRIBUYAN EN LA INVESTIGACIÓN CRIMINAL ENFOCADOS EN EL ESCLARECIMIENTO DE LOS NUEVE (09) DELITOS CON MAYOR INCIDENCIA DENTRO DEL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 35.738

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	99	00	Otros impuestos indirectos	50.000	0	0	0	0	0	50.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.158.675	0	0	0	0	0	4.158.675
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.158.675	0	0	0	0	0	4.158.675
403	99	00	00	Otros servicios no personales	1.297.269	0	0	0	0	0	1.297.269
403	99	01	00	Otros servicios no personales	1.297.269	0	0	0	0	0	1.297.269
404	**00**	**00**	**00**	**Activos reales**	**18.411.675**	**0**	**0**	**0**	**0**	**0**	**18.411.675**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	112.100	0	0	0	0	0	112.100
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	112.100	0	0	0	0	0	112.100
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.874.350	0	0	0	0	0	2.874.350
404	05	01	00	Equipos de telecomunicaciones	2.874.350	0	0	0	0	0	2.874.350
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.130.000	0	0	0	0	0	1.130.000
404	07	01	00	Equipos científicos y de laboratorio	958.100	0	0	0	0	0	958.100
404	07	02	00	Equipos de enseñanza, deporte y recreación	171.900	0	0	0	0	0	171.900
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	12.546.000	0	0	0	0	0	12.546.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	12.500.000	0	0	0	0	0	12.500.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	46.000	0	0	0	0	0	46.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.576.325	0	0	0	0	0	1.576.325
404	09	01	00	Mobiliario y equipos de oficina	725.775	0	0	0	0	0	725.775
404	09	02	00	Equipos de computación	446.050	0	0	0	0	0	446.050
404	09	03	00	Mobiliario y equipos de alojamiento	404.500	0	0	0	0	0	404.500
404	11	00	00	Inmuebles, maquinaria y equipos usados	141.900	0	0	0	0	0	141.900
404	11	05	00	Adquisición de maquinaria y equipos usados	141.900	0	0	0	0	0	141.900
404	11	05	01	Maquinaria y demás equipos de construcción, campo, industria y taller	141.900	0	0	0	0	0	141.900
404	99	00	00	Otros activos reales	31.000	0	0	0	0	0	31.000
404	99	01	00	Otros activos reales	31.000	0	0	0	0	0	31.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**1.400.000**	**0**	**0**	**0**	**0**	**0**	**1.400.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	1.400.000	0	0	0	0	0	1.400.000
406	01	01	00	Gastos de defensa y seguridad del Estado	1.400.000	0	0	0	0	0	1.400.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117991 260130000 GARANTIZAR EL ESCLARECIMIENTO DE LOS DELITOS CON MAYOR INCIDENCIA EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: IMPLEMENTAR PLANES ESTRATÉGICOS QUE CONTRIBUYAN EN LA INVESTIGACIÓN CRIMINAL ENFOCADOS EN EL ESCLARECIMIENTO DE LOS NUEVE (09) DELITOS CON MAYOR INCIDENCIA DENTRO DEL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: EXPEDIENTE

META: 35.738

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC)

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	02	00	00	Transferencias y donaciones corrientes al exterior	500.000	0	0	0	0	0	500.000
407	02	01	00	Transferencias corrientes al exterior	500.000	0	0	0	0	0	500.000
407	02	01	04	Transferencias corrientes a organismos internacionales	500.000	0	0	0	0	0	500.000
				Totales	**738.594.515**	0	0	0	0	0	**738.594.515**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117991 260130000 GARANTIZAR EL ESCLARECIMIENTO DE LOS DELITOS CON MAYOR INCIDENCIA EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: IMPLEMENTAR PLANES ESTRATÉGICOS QUE CONTRIBUYAN EN LA INVESTIGACIÓN CRIMINAL ENFOCADOS EN EL ESCLARECIMIENTO DE LOS NUEVE (09) DELITOS CON MAYOR INCIDENCIA DENTRO DEL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 35.738

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	500.000	0	0	0	0	0	500.000
407	02	01	00	Transferencias corrientes al exterior	500.000	0	0	0	0	0	500.000
407	02	01	04	Transferencias corrientes a organismos internacionales	500.000	0	0	0	0	0	500.000
				- I0119 Organización Internacional de Policía (INTERPOL)	500.000	0	0	0	0	0	500.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117991 260130000 GARANTIZAR EL ESCLARECIMIENTO DE LOS DELITOS CON MAYOR INCIDENCIA EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: IMPLEMENTAR PLANES ESTRATÉGICOS QUE CONTRIBUYAN EN LA INVESTIGACIÓN CRIMINAL ENFOCADOS EN EL ESCLARECIMIENTO DE LOS NUEVE (09) DELITOS CON MAYOR INCIDENCIA DENTRO DEL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 35.738

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260130002 PROVEER DE LOS RECURSOS NECESARIOS QUE CONTRIBUYAN A LA RESOLUCIÓN DE LOS HECHOS PUNIBLES CON MAYOR INCIDENCIA EN EL TERRITORIO NACIONAL GARANTIZANDO LA OPERATIVIDAD EN LAS ÁREAS TECNICO-CIENTÍFICAS Y DE INVESTIGACIÓN

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 35.738

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**672.526.218**	**0**	**0**	**0**	**0**	**0**	**672.526.218**
401	01	00	00	Sueldos, salarios y otras retribuciones	132.473.740	0	0	0	0	0	132.473.740
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	132.176.000	0	0	0	0	0	132.176.000
401	01	18	00	Remuneraciones al personal contratado	297.740	0	0	0	0	0	297.740
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	120.871.105	0	0	0	0	0	120.871.105
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	120.871.105	0	0	0	0	0	120.871.105
401	03	00	00	Primas	101.236.340	0	0	0	0	0	101.236.340
401	03	02	00	Primas de transporte a empleados	15.057.000	0	0	0	0	0	15.057.000
401	03	03	00	Primas por hogar a empleados	25.095.000	0	0	0	0	0	25.095.000
401	03	04	00	Primas por hijos a empleados	25.766.787	0	0	0	0	0	25.766.787
401	03	08	00	Primas de profesionalización a empleados	12.269.658	0	0	0	0	0	12.269.658
401	03	09	00	Primas por antigüedad a empleados	16.194.453	0	0	0	0	0	16.194.453
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	5.607.900	0	0	0	0	0	5.607.900
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	1.245.542	0	0	0	0	0	1.245.542
401	04	00	00	Complementos de sueldos y salarios	73.523.250	0	0	0	0	0	73.523.250
401	04	08	00	Bono compensatorio de alimentación a empleados	73.381.500	0	0	0	0	0	73.381.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	141.750	0	0	0	0	0	141.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	44.301.829	0	0	0	0	0	44.301.829
401	05	01	00	Aguinaldos a empleados	1.000.000	0	0	0	0	0	1.000.000
401	05	03	00	Bono vacacional a empleados	43.283.963	0	0	0	0	0	43.283.963
401	05	07	00	Aguinaldos al personal contratado	15.616	0	0	0	0	0	15.616
401	05	08	00	Bono vacacional al personal contratado	2.250	0	0	0	0	0	2.250
401	06	00	00	Aportes patronales y legales	38.854.642	0	0	0	0	0	38.854.642
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	20.165.850	0	0	0	0	0	20.165.850

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117991 260130000 GARANTIZAR EL ESCLARECIMIENTO DE LOS DELITOS CON MAYOR INCIDENCIA EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: IMPLEMENTAR PLANES ESTRATÉGICOS QUE CONTRIBUYAN EN LA INVESTIGACIÓN CRIMINAL ENFOCADOS EN EL ESCLARECIMIENTO DE LOS NUEVE (09) DELITOS CON MAYOR INCIDENCIA DENTRO DEL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 35.738

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260130002 PROVEER DE LOS RECURSOS NECESARIOS QUE CONTRIBUYAN A LA RESOLUCIÓN DE LOS HECHOS PUNIBLES CON MAYOR INCIDENCIA EN EL TERRITORIO NACIONAL GARANTIZANDO LA OPERATIVIDAD EN LAS ÁREAS TECNICO-CIENTÍFICAS Y DE INVESTIGACIÓN

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 35.738

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.667.474	0	0	0	0	0	4.667.474
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	13.960.974	0	0	0	0	0	13.960.974
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	52.298	0	0	0	0	0	52.298
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	8.046	0	0	0	0	0	8.046
401	07	00	00	Asistencia socio-económica	83.914.098	0	0	0	0	0	83.914.098
401	07	02	00	Becas a empleados	6.033.600	0	0	0	0	0	6.033.600
401	07	03	00	Ayudas por matrimonio a empleados	33.600	0	0	0	0	0	33.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	138.000	0	0	0	0	0	138.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	46.536.578	0	0	0	0	0	46.536.578
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.940.000	0	0	0	0	0	4.940.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	20.152.320	0	0	0	0	0	20.152.320
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	6.080.000	0	0	0	0	0	6.080.000
401	08	00	00	Prestaciones sociales e indemnizaciones	77.231.214	0	0	0	0	0	77.231.214
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	77.147.427	0	0	0	0	0	77.147.427
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	83.787	0	0	0	0	0	83.787
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	120.000	0	0	0	0	0	120.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	120.000	0	0	0	0	0	120.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.496.555**	**0**	**0**	**0**	**0**	**0**	**11.496.555**
402	01	00	00	Productos alimenticios y agropecuarios	2.400	0	0	0	0	0	2.400
402	01	01	00	Alimentos y bebidas para personas	2.400	0	0	0	0	0	2.400
402	02	00	00	Productos de minas, canteras y yacimientos	256.550	0	0	0	0	0	256.550
402	02	05	00	Piedra, arcilla, arena y tierra	256.550	0	0	0	0	0	256.550
402	03	00	00	Textiles y vestuarios	17.400	0	0	0	0	0	17.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117991 260130000 GARANTIZAR EL ESCLARECIMIENTO DE LOS DELITOS CON MAYOR INCIDENCIA EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: IMPLEMENTAR PLANES ESTRATÉGICOS QUE CONTRIBUYAN EN LA INVESTIGACIÓN CRIMINAL ENFOCADOS EN EL ESCLARECIMIENTO DE LOS NUEVE (09) DELITOS CON MAYOR INCIDENCIA DENTRO DEL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 35.738

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260130002 PROVEER DE LOS RECURSOS NECESARIOS QUE CONTRIBUYAN A LA RESOLUCIÓN DE LOS HECHOS PUNIBLES CON MAYOR INCIDENCIA EN EL TERRITORIO NACIONAL GARANTIZANDO LA OPERATIVIDAD EN LAS ÁREAS TECNICO-CIENTÍFICAS Y DE INVESTIGACIÓN

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 35.738

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	02	00	Prendas de vestir	17.400	0	0	0	0	0	17.400
402	04	00	00	Productos de cuero y caucho	999.000	0	0	0	0	0	999.000
402	04	03	00	Cauchos y tripas para vehículos	999.000	0	0	0	0	0	999.000
402	05	00	00	Productos de papel, cartón e impresos	955.900	0	0	0	0	0	955.900
402	05	03	00	Productos de papel y cartón para oficina	936.300	0	0	0	0	0	936.300
402	05	06	00	Productos de papel y cartón para computación	19.600	0	0	0	0	0	19.600
402	06	00	00	Productos químicos y derivados	2.384.465	0	0	0	0	0	2.384.465
402	06	01	00	Sustancias químicas y de uso industrial	660.565	0	0	0	0	0	660.565
402	06	03	00	Tintas, pinturas y colorantes	650.000	0	0	0	0	0	650.000
402	06	06	00	Combustibles y lubricantes	704.000	0	0	0	0	0	704.000
402	06	08	00	Productos plásticos	369.900	0	0	0	0	0	369.900
402	07	00	00	Productos minerales no metálicos	280.640	0	0	0	0	0	280.640
402	07	02	00	Vidrios y productos de vidrio	178.440	0	0	0	0	0	178.440
402	07	03	00	Productos de arcilla para construcción	54.800	0	0	0	0	0	54.800
402	07	04	00	Cemento, cal y yeso	11.400	0	0	0	0	0	11.400
402	07	99	00	Otros productos minerales no metálicos	36.000	0	0	0	0	0	36.000
402	08	00	00	Productos metálicos	926.366	0	0	0	0	0	926.366
402	08	01	00	Productos primarios de hierro y acero	8.900	0	0	0	0	0	8.900
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	20.766	0	0	0	0	0	20.766
402	08	04	00	Productos metálicos estructurales	8.700	0	0	0	0	0	8.700
402	08	05	00	Materiales de orden público, seguridad y defensa	492.000	0	0	0	0	0	492.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	396.000	0	0	0	0	0	396.000
402	10	00	00	Productos varios y útiles diversos	3.949.234	0	0	0	0	0	3.949.234
402	10	01	00	Artículos de deporte, recreación y juguetes	36.000	0	0	0	0	0	36.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117991 260130000 GARANTIZAR EL ESCLARECIMIENTO DE LOS DELITOS CON MAYOR INCIDENCIA EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: IMPLEMENTAR PLANES ESTRATÉGICOS QUE CONTRIBUYAN EN LA INVESTIGACIÓN CRIMINAL ENFOCADOS EN EL ESCLARECIMIENTO DE LOS NUEVE (09) DELITOS CON MAYOR INCIDENCIA DENTRO DEL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 35.738

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260130002 PROVEER DE LOS RECURSOS NECESARIOS QUE CONTRIBUYAN A LA RESOLUCIÓN DE LOS HECHOS PUNIBLES CON MAYOR INCIDENCIA EN EL TERRITORIO NACIONAL GARANTIZANDO LA OPERATIVIDAD EN LAS ÁREAS TECNICO-CIENTÍFICAS Y DE INVESTIGACIÓN

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 35.738

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	270.300	0	0	0	0	0	270.300
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	455.680	0	0	0	0	0	455.680
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	284.250	0	0	0	0	0	284.250
402	10	06	00	Condecoraciones, ofrendas y similares	370.200	0	0	0	0	0	370.200
402	10	07	00	Productos de seguridad en el trabajo	101.850	0	0	0	0	0	101.850
402	10	08	00	Materiales para equipos de computación	1.862.184	0	0	0	0	0	1.862.184
402	10	09	00	Especies timbradas y valores	15.000	0	0	0	0	0	15.000
402	10	11	00	Materiales eléctricos	272.400	0	0	0	0	0	272.400
402	10	12	00	Materiales para instalaciones sanitarias	41.770	0	0	0	0	0	41.770
402	10	13	00	Materiales fotográficos	239.600	0	0	0	0	0	239.600
402	99	00	00	Otros materiales y suministros	1.724.600	0	0	0	0	0	1.724.600
402	99	01	00	Otros materiales y suministros	1.724.600	0	0	0	0	0	1.724.600
403	**00**	**00**	**00**	**Servicios no personales**	**34.260.067**	**0**	**0**	**0**	**0**	**0**	**34.260.067**
403	01	00	00	Alquileres de inmuebles	941.270	0	0	0	0	0	941.270
403	01	01	00	Alquileres de edificios y locales	941.270	0	0	0	0	0	941.270
403	02	00	00	Alquileres de maquinaria y equipos	45.000	0	0	0	0	0	45.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	45.000	0	0	0	0	0	45.000
403	06	00	00	Servicios de transporte y almacenaje	60.000	0	0	0	0	0	60.000
403	06	01	00	Fletes y embalajes	60.000	0	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	23.750	0	0	0	0	0	23.750
403	07	02	00	Imprenta y reproducción	23.750	0	0	0	0	0	23.750
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.665.280	0	0	0	0	0	1.665.280
403	08	01	00	Primas y gastos de seguros	1.500.000	0	0	0	0	0	1.500.000
403	08	02	00	Comisiones y gastos bancarios	165.280	0	0	0	0	0	165.280

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117991 260130000 GARANTIZAR EL ESCLARECIMIENTO DE LOS DELITOS CON MAYOR INCIDENCIA EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: IMPLEMENTAR PLANES ESTRATÉGICOS QUE CONTRIBUYAN EN LA INVESTIGACIÓN CRIMINAL ENFOCADOS EN EL ESCLARECIMIENTO DE LOS NUEVE (09) DELITOS CON MAYOR INCIDENCIA DENTRO DEL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 35.738

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260130002 PROVEER DE LOS RECURSOS NECESARIOS QUE CONTRIBUYAN A LA RESOLUCIÓN DE LOS HECHOS PUNIBLES CON MAYOR INCIDENCIA EN EL TERRITORIO NACIONAL GARANTIZANDO LA OPERATIVIDAD EN LAS ÁREAS TECNICO-CIENTÍFICAS Y DE INVESTIGACIÓN

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 35.738

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	130.000	0	0	0	0	0	130.000
403	09	01	00	Viáticos y pasajes dentro del país	90.000	0	0	0	0	0	90.000
403	09	02	00	Viáticos y pasajes fuera del país	40.000	0	0	0	0	0	40.000
403	10	00	00	Servicios profesionales y técnicos	10.046.000	0	0	0	0	0	10.046.000
403	10	03	00	Servicios de procesamiento de datos	9.956.000	0	0	0	0	0	9.956.000
403	10	07	00	Servicios de capacitación y adiestramiento	90.000	0	0	0	0	0	90.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.075.000	0	0	0	0	0	5.075.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.590.000	0	0	0	0	0	1.590.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.775.000	0	0	0	0	0	1.775.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	1.260.000	0	0	0	0	0	1.260.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	150.000	0	0	0	0	0	150.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	300.000	0	0	0	0	0	300.000
403	12	00	00	Conservación y reparaciones menores de obras	2.100.000	0	0	0	0	0	2.100.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.100.000	0	0	0	0	0	2.100.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.000.000	0	0	0	0	0	2.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.000.000	0	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	6.717.823	0	0	0	0	0	6.717.823
403	18	01	00	Impuesto al valor agregado	6.667.823	0	0	0	0	0	6.667.823
403	18	99	00	Otros impuestos indirectos	50.000	0	0	0	0	0	50.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.158.675	0	0	0	0	0	4.158.675
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.158.675	0	0	0	0	0	4.158.675
403	99	00	00	Otros servicios no personales	1.297.269	0	0	0	0	0	1.297.269
403	99	01	00	Otros servicios no personales	1.297.269	0	0	0	0	0	1.297.269

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117991 260130000 GARANTIZAR EL ESCLARECIMIENTO DE LOS DELITOS CON MAYOR INCIDENCIA EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: IMPLEMENTAR PLANES ESTRATÉGICOS QUE CONTRIBUYAN EN LA INVESTIGACIÓN CRIMINAL ENFOCADOS EN EL ESCLARECIMIENTO DE LOS NUEVE (09) DELITOS CON MAYOR INCIDENCIA DENTRO DEL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 35.738

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260130002 PROVEER DE LOS RECURSOS NECESARIOS QUE CONTRIBUYAN A LA RESOLUCIÓN DE LOS HECHOS PUNIBLES CON MAYOR INCIDENCIA EN EL TERRITORIO NACIONAL GARANTIZANDO LA OPERATIVIDAD EN LAS ÁREAS TECNICO-CIENTÍFICAS Y DE INVESTIGACIÓN

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 35.738

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**18.411.675**	**0**	**0**	**0**	**0**	**0**	**18.411.675**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	112.100	0	0	0	0	0	112.100
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	112.100	0	0	0	0	0	112.100
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.874.350	0	0	0	0	0	2.874.350
404	05	01	00	Equipos de telecomunicaciones	2.874.350	0	0	0	0	0	2.874.350
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.130.000	0	0	0	0	0	1.130.000
404	07	01	00	Equipos científicos y de laboratorio	958.100	0	0	0	0	0	958.100
404	07	02	00	Equipos de enseñanza, deporte y recreación	171.900	0	0	0	0	0	171.900
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	12.546.000	0	0	0	0	0	12.546.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	12.500.000	0	0	0	0	0	12.500.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	46.000	0	0	0	0	0	46.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.576.325	0	0	0	0	0	1.576.325
404	09	01	00	Mobiliario y equipos de oficina	725.775	0	0	0	0	0	725.775
404	09	02	00	Equipos de computación	446.050	0	0	0	0	0	446.050
404	09	03	00	Mobiliario y equipos de alojamiento	404.500	0	0	0	0	0	404.500
404	11	00	00	Inmuebles, maquinaria y equipos usados	141.900	0	0	0	0	0	141.900
404	11	05	00	Adquisición de maquinaria y equipos usados	141.900	0	0	0	0	0	141.900
404	11	05	01	Maquinaria y demás equipos de construcción, campo, industria y taller	141.900	0	0	0	0	0	141.900
404	99	00	00	Otros activos reales	31.000	0	0	0	0	0	31.000
404	99	01	00	Otros activos reales	31.000	0	0	0	0	0	31.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**1.400.000**	**0**	**0**	**0**	**0**	**0**	**1.400.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	1.400.000	0	0	0	0	0	1.400.000
406	01	01	00	Gastos de defensa y seguridad del Estado	1.400.000	0	0	0	0	0	1.400.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117991 260130000 GARANTIZAR EL ESCLARECIMIENTO DE LOS DELITOS CON MAYOR INCIDENCIA EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: IMPLEMENTAR PLANES ESTRATÉGICOS QUE CONTRIBUYAN EN LA INVESTIGACIÓN CRIMINAL ENFOCADOS EN EL ESCLARECIMIENTO DE LOS NUEVE (09) DELITOS CON MAYOR INCIDENCIA DENTRO DEL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 35.738

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260130002 PROVEER DE LOS RECURSOS NECESARIOS QUE CONTRIBUYAN A LA RESOLUCIÓN DE LOS HECHOS PUNIBLES CON MAYOR INCIDENCIA EN EL TERRITORIO NACIONAL GARANTIZANDO LA OPERATIVIDAD EN LAS ÁREAS TECNICO-CIENTÍFICAS Y DE INVESTIGACIÓN

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 35.738

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	02	00	00	Transferencias y donaciones corrientes al exterior	500.000	0	0	0	0	0	500.000
407	02	01	00	Transferencias corrientes al exterior	500.000	0	0	0	0	0	500.000
407	02	01	04	Transferencias corrientes a organismos internacionales	500.000	0	0	0	0	0	500.000
				Totales	**738.594.515**	**0**	**0**	**0**	**0**	**0**	**738.594.515**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117970 260131000 DIFUNDIR LAS DIRECTRICES QUE NORMAN EL NUEVO MODELO POLICIAL Y SU ESTANDARIZACIÓN A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPLANTAR UN PROCESO DE ADECUACIÓN DE LOS CUERPOS DE POLICÍA AL NUEVO MODELO POLICIAL, Y LA DIFUSIÓN DE SUS NORMAS Y ESTÁNDARES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: POLÍTICA / INFORME **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**28.246.052**	**0**	**0**	**0**	**0**	**0**	**28.246.052**
401	01	00	00	Sueldos, salarios y otras retribuciones	28.246.052	0	0	0	0	0	28.246.052
401	01	18	00	Remuneraciones al personal contratado	25.846.052	0	0	0	0	0	25.846.052
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	2.400.000	0	0	0	0	0	2.400.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.387.595**	**0**	**0**	**0**	**0**	**0**	**1.387.595**
402	01	00	00	Productos alimenticios y agropecuarios	300.000	0	0	0	0	0	300.000
402	01	01	00	Alimentos y bebidas para personas	300.000	0	0	0	0	0	300.000
402	03	00	00	Textiles y vestuarios	111.000	0	0	0	0	0	111.000
402	03	01	00	Textiles	18.000	0	0	0	0	0	18.000
402	03	02	00	Prendas de vestir	93.000	0	0	0	0	0	93.000
402	04	00	00	Productos de cuero y caucho	70.000	0	0	0	0	0	70.000
402	04	03	00	Cauchos y tripas para vehículos	70.000	0	0	0	0	0	70.000
402	05	00	00	Productos de papel, cartón e impresos	227.600	0	0	0	0	0	227.600
402	05	01	00	Pulpa de madera, papel y cartón	70.000	0	0	0	0	0	70.000
402	05	02	00	Envases y cajas de papel y cartón	2.600	0	0	0	0	0	2.600
402	05	03	00	Productos de papel y cartón para oficina	150.000	0	0	0	0	0	150.000
402	05	06	00	Productos de papel y cartón para computación	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	45.000	0	0	0	0	0	45.000
402	06	03	00	Tintas, pinturas y colorantes	23.000	0	0	0	0	0	23.000
402	06	05	00	Productos de tocador	4.000	0	0	0	0	0	4.000
402	06	08	00	Productos plásticos	18.000	0	0	0	0	0	18.000
402	08	00	00	Productos metálicos	76.000	0	0	0	0	0	76.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	16.000	0	0	0	0	0	16.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	60.000	0	0	0	0	0	60.000
402	10	00	00	Productos varios y útiles diversos	546.500	0	0	0	0	0	546.500
402	10	02	00	Materiales y útiles de limpieza y aseo	46.500	0	0	0	0	0	46.500
402	10	03	00	Utensilios de cocina y comedor	6.000	0	0	0	0	0	6.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	80.000	0	0	0	0	0	80.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117970 260131000 DIFUNDIR LAS DIRECTRICES QUE NORMAN EL NUEVO MODELO POLICIAL Y SU ESTANDARIZACIÓN A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPLANTAR UN PROCESO DE ADECUACIÓN DE LOS CUERPOS DE POLICÍA AL NUEVO MODELO POLICIAL, Y LA DIFUSIÓN DE SUS NORMAS Y ESTÁNDARES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: POLÍTICA / INFORME **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	6.000	0	0	0	0	0	6.000
402	10	08	00	Materiales para equipos de computación	360.000	0	0	0	0	0	360.000
402	10	11	00	Materiales eléctricos	18.000	0	0	0	0	0	18.000
402	10	12	00	Materiales para instalaciones sanitarias	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	11.495	0	0	0	0	0	11.495
402	99	01	00	Otros materiales y suministros	11.495	0	0	0	0	0	11.495
403	**00**	**00**	**00**	**Servicios no personales**	**5.316.353**	**0**	**0**	**0**	**0**	**0**	**5.316.353**
403	01	00	00	Alquileres de inmuebles	80.000	0	0	0	0	0	80.000
403	01	01	00	Alquileres de edificios y locales	80.000	0	0	0	0	0	80.000
403	02	00	00	Alquileres de maquinaria y equipos	60.000	0	0	0	0	0	60.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	60.000	0	0	0	0	0	60.000
403	04	00	00	Servicios básicos	128.000	0	0	0	0	0	128.000
403	04	04	00	Teléfonos	100.000	0	0	0	0	0	100.000
403	04	05	00	Servicio de comunicaciones	28.000	0	0	0	0	0	28.000
403	06	00	00	Servicios de transporte y almacenaje	160.000	0	0	0	0	0	160.000
403	06	02	00	Almacenaje	100.000	0	0	0	0	0	100.000
403	06	03	00	Estacionamiento	50.000	0	0	0	0	0	50.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.005.715	0	0	0	0	0	1.005.715
403	07	01	00	Publicidad y propaganda	150.000	0	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	855.715	0	0	0	0	0	855.715
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	210.000	0	0	0	0	0	210.000
403	08	01	00	Primas y gastos de seguros	200.000	0	0	0	0	0	200.000
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	995.000	0	0	0	0	0	995.000
403	09	01	00	Viáticos y pasajes dentro del país	825.000	0	0	0	0	0	825.000
403	09	02	00	Viáticos y pasajes fuera del país	170.000	0	0	0	0	0	170.000
403	10	00	00	Servicios profesionales y técnicos	405.000	0	0	0	0	0	405.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117970 260131000 DIFUNDIR LAS DIRECTRICES QUE NORMAN EL NUEVO MODELO POLICIAL Y SU ESTANDARIZACIÓN A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPLANTAR UN PROCESO DE ADECUACIÓN DE LOS CUERPOS DE POLICÍA AL NUEVO MODELO POLICIAL, Y LA DIFUSIÓN DE SUS NORMAS Y ESTÁNDARES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: POLÍTICA / INFORME **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	175.000	0	0	0	0	0	175.000
403	10	11	00	Servicios para la elaboración y suministro de comida	150.000	0	0	0	0	0	150.000
403	10	99	00	Otros servicios profesionales y técnicos	80.000	0	0	0	0	0	80.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	215.000	0	0	0	0	0	215.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	45.000	0	0	0	0	0	45.000
403	15	00	00	Servicios fiscales	34.000	0	0	0	0	0	34.000
403	15	02	00	Tasas y otros derechos obligatorios	34.000	0	0	0	0	0	34.000
403	18	00	00	Impuestos indirectos	723.637	0	0	0	0	0	723.637
403	18	01	00	Impuesto al valor agregado	723.637	0	0	0	0	0	723.637
403	99	00	00	Otros servicios no personales	1.300.001	0	0	0	0	0	1.300.001
403	99	01	00	Otros servicios no personales	1.300.001	0	0	0	0	0	1.300.001
404	**00**	**00**	**00**	**Activos reales**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	09	01	00	Mobiliario y equipos de oficina	40.000	0	0	0	0	0	40.000
404	09	03	00	Mobiliario y equipos de alojamiento	10.000	0	0	0	0	0	10.000
				Totales	**35.000.000**	**0**	**0**	**0**	**0**	**0**	**35.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117970 260131000 DIFUNDIR LAS DIRECTRICES QUE NORMAN EL NUEVO MODELO POLICIAL Y SU ESTANDARIZACIÓN A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPLANTAR UN PROCESO DE ADECUACIÓN DE LOS CUERPOS DE POLICÍA AL NUEVO MODELO POLICIAL, Y LA DIFUSIÓN DE SUS NORMAS Y ESTÁNDARES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: POLÍTICA / INFORME **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117970 260131000 DIFUNDIR LAS DIRECTRICES QUE NORMAN EL NUEVO MODELO POLICIAL Y SU ESTANDARIZACIÓN A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPLANTAR UN PROCESO DE ADECUACIÓN DE LOS CUERPOS DE POLICÍA AL NUEVO MODELO POLICIAL, Y LA DIFUSIÓN DE SUS NORMAS Y ESTÁNDARES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: POLÍTICA / INFORME **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260131004 GARANTIZAR DESPLIEGUES DEL CONSEJO GENERAL DE POLICÍA Y LA DIFUSIÓN DEL NUEVO MODELO POLICIAL A NIVEL NACIONAL

UNIDAD DE MEDIDA: ENCUENTRO EXTRAORDINARIO **META:** 4

RESPONSABLE/EJECUTOR: CONSEJO GENERAL DE POLICÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**9.083.576**	**0**	**0**	**0**	**0**	**0**	**9.083.576**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.083.576	0	0	0	0	0	9.083.576
401	01	18	00	Remuneraciones al personal contratado	9.083.576	0	0	0	0	0	9.083.576
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.187.595**	**0**	**0**	**0**	**0**	**0**	**1.187.595**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
402	03	00	00	Textiles y vestuarios	111.000	0	0	0	0	0	111.000
402	03	01	00	Textiles	18.000	0	0	0	0	0	18.000
402	03	02	00	Prendas de vestir	93.000	0	0	0	0	0	93.000
402	04	00	00	Productos de cuero y caucho	70.000	0	0	0	0	0	70.000
402	04	03	00	Cauchos y tripas para vehículos	70.000	0	0	0	0	0	70.000
402	05	00	00	Productos de papel, cartón e impresos	227.600	0	0	0	0	0	227.600
402	05	01	00	Pulpa de madera, papel y cartón	70.000	0	0	0	0	0	70.000
402	05	02	00	Envases y cajas de papel y cartón	2.600	0	0	0	0	0	2.600
402	05	03	00	Productos de papel y cartón para oficina	150.000	0	0	0	0	0	150.000
402	05	06	00	Productos de papel y cartón para computación	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	45.000	0	0	0	0	0	45.000
402	06	03	00	Tintas, pinturas y colorantes	23.000	0	0	0	0	0	23.000
402	06	05	00	Productos de tocador	4.000	0	0	0	0	0	4.000
402	06	08	00	Productos plásticos	18.000	0	0	0	0	0	18.000
402	08	00	00	Productos metálicos	76.000	0	0	0	0	0	76.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	16.000	0	0	0	0	0	16.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	60.000	0	0	0	0	0	60.000
402	10	00	00	Productos varios y útiles diversos	546.500	0	0	0	0	0	546.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117970 260131000 DIFUNDIR LAS DIRECTRICES QUE NORMAN EL NUEVO MODELO POLICIAL Y SU ESTANDARIZACIÓN A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPLANTAR UN PROCESO DE ADECUACIÓN DE LOS CUERPOS DE POLICÍA AL NUEVO MODELO POLICIAL, Y LA DIFUSIÓN DE SUS NORMAS Y ESTÁNDARES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: POLÍTICA / INFORME **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260131004 GARANTIZAR DESPLIEGUES DEL CONSEJO GENERAL DE POLICÍA Y LA DIFUSIÓN DEL NUEVO MODELO POLICIAL A NIVEL NACIONAL

UNIDAD DE MEDIDA: ENCUENTRO EXTRAORDINARIO **META:** 4

RESPONSABLE/EJECUTOR: CONSEJO GENERAL DE POLICÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	46.500	0	0	0	0	0	46.500
402	10	03	00	Utensilios de cocina y comedor	6.000	0	0	0	0	0	6.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	80.000	0	0	0	0	0	80.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	07	00	Productos de seguridad en el trabajo	6.000	0	0	0	0	0	6.000
402	10	08	00	Materiales para equipos de computación	360.000	0	0	0	0	0	360.000
402	10	11	00	Materiales eléctricos	18.000	0	0	0	0	0	18.000
402	10	12	00	Materiales para instalaciones sanitarias	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	11.495	0	0	0	0	0	11.495
402	99	01	00	Otros materiales y suministros	11.495	0	0	0	0	0	11.495
403	**00**	**00**	**00**	**Servicios no personales**	**1.957.311**	**0**	**0**	**0**	**0**	**0**	**1.957.311**
403	01	00	00	Alquileres de inmuebles	80.000	0	0	0	0	0	80.000
403	01	01	00	Alquileres de edificios y locales	80.000	0	0	0	0	0	80.000
403	02	00	00	Alquileres de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	04	00	00	Servicios básicos	100.000	0	0	0	0	0	100.000
403	04	04	00	Teléfonos	100.000	0	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	110.000	0	0	0	0	0	110.000
403	06	02	00	Almacenaje	100.000	0	0	0	0	0	100.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	10.000	0	0	0	0	0	10.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	210.000	0	0	0	0	0	210.000
403	08	01	00	Primas y gastos de seguros	200.000	0	0	0	0	0	200.000
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117970 260131000 DIFUNDIR LAS DIRECTRICES QUE NORMAN EL NUEVO MODELO POLICIAL Y SU ESTANDARIZACIÓN A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPLANTAR UN PROCESO DE ADECUACIÓN DE LOS CUERPOS DE POLICÍA AL NUEVO MODELO POLICIAL, Y LA DIFUSIÓN DE SUS NORMAS Y ESTÁNDARES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: POLÍTICA / INFORME **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260131004 GARANTIZAR DESPLIEGUES DEL CONSEJO GENERAL DE POLICÍA Y LA DIFUSIÓN DEL NUEVO MODELO POLICIAL A NIVEL NACIONAL

UNIDAD DE MEDIDA: ENCUENTRO EXTRAORDINARIO **META:** 4

RESPONSABLE/EJECUTOR: CONSEJO GENERAL DE POLICÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	420.000	0	0	0	0	0	420.000
403	09	01	00	Viáticos y pasajes dentro del país	250.000	0	0	0	0	0	250.000
403	09	02	00	Viáticos y pasajes fuera del país	170.000	0	0	0	0	0	170.000
403	10	00	00	Servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	10	11	00	Servicios para la elaboración y suministro de comida	50.000	0	0	0	0	0	50.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	215.000	0	0	0	0	0	215.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	45.000	0	0	0	0	0	45.000
403	15	00	00	Servicios fiscales	10.000	0	0	0	0	0	10.000
403	15	02	00	Tasas y otros derechos obligatorios	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	342.311	0	0	0	0	0	342.311
403	18	01	00	Impuesto al valor agregado	342.311	0	0	0	0	0	342.311
403	99	00	00	Otros servicios no personales	400.000	0	0	0	0	0	400.000
403	99	01	00	Otros servicios no personales	400.000	0	0	0	0	0	400.000
404	**00**	**00**	**00**	**Activos reales**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	09	01	00	Mobiliario y equipos de oficina	40.000	0	0	0	0	0	40.000
404	09	03	00	Mobiliario y equipos de alojamiento	10.000	0	0	0	0	0	10.000
				Totales	**12.278.482**	**0**	**0**	**0**	**0**	**0**	**12.278.482**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117970 260131000 DIFUNDIR LAS DIRECTRICES QUE NORMAN EL NUEVO MODELO POLICIAL Y SU ESTANDARIZACIÓN A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPLANTAR UN PROCESO DE ADECUACIÓN DE LOS CUERPOS DE POLICÍA AL NUEVO MODELO POLICIAL, Y LA DIFUSIÓN DE SUS NORMAS Y ESTÁNDARES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: POLÍTICA / INFORME **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260131005 DESARROLLAR EL CUERPO NORMATIVO DEL NUEVO MODELO POLICIAL Y LA EVALUACIÓN DEL DESEMPEÑO DEL SERVICIO DE POLICÍA

UNIDAD DE MEDIDA: POLÍTICA / INFORME **META:** 2

RESPONSABLE/EJECUTOR: CONSEJO GENERAL DE POLICÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.397.964**	**0**	**0**	**0**	**0**	**0**	**7.397.964**
401	01	00	00	Sueldos, salarios y otras retribuciones	7.397.964	0	0	0	0	0	7.397.964
401	01	18	00	Remuneraciones al personal contratado	7.397.964	0	0	0	0	0	7.397.964
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.047.841**	**0**	**0**	**0**	**0**	**0**	**2.047.841**
403	02	00	00	Alquileres de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.005.715	0	0	0	0	0	1.005.715
403	07	01	00	Publicidad y propaganda	150.000	0	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	855.715	0	0	0	0	0	855.715
403	09	00	00	Viáticos y pasajes	250.000	0	0	0	0	0	250.000
403	09	01	00	Viáticos y pasajes dentro del país	250.000	0	0	0	0	0	250.000
403	10	00	00	Servicios profesionales y técnicos	130.000	0	0	0	0	0	130.000
403	10	11	00	Servicios para la elaboración y suministro de comida	50.000	0	0	0	0	0	50.000
403	10	99	00	Otros servicios profesionales y técnicos	80.000	0	0	0	0	0	80.000
403	15	00	00	Servicios fiscales	12.000	0	0	0	0	0	12.000
403	15	02	00	Tasas y otros derechos obligatorios	12.000	0	0	0	0	0	12.000
403	18	00	00	Impuestos indirectos	230.126	0	0	0	0	0	230.126
403	18	01	00	Impuesto al valor agregado	230.126	0	0	0	0	0	230.126
403	99	00	00	Otros servicios no personales	400.000	0	0	0	0	0	400.000
403	99	01	00	Otros servicios no personales	400.000	0	0	0	0	0	400.000
				Totales	**9.545.805**	**0**	**0**	**0**	**0**	**0**	**9.545.805**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117970 260131000 DIFUNDIR LAS DIRECTRICES QUE NORMAN EL NUEVO MODELO POLICIAL Y SU ESTANDARIZACIÓN A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPLANTAR UN PROCESO DE ADECUACIÓN DE LOS CUERPOS DE POLICÍA AL NUEVO MODELO POLICIAL, Y LA DIFUSIÓN DE SUS NORMAS Y ESTÁNDARES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: POLÍTICA / INFORME **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260131006 BRINDAR ASISTENCIA TÉCNICA A LOS ÓRGANOS Y ENTES DEL SISTEMA INTEGRADO DE POLICÍA Y ORGANIZACIONES VINCULADAS AL CONTROL EXTERNO DEL SERVICIO DE POLICÍA

UNIDAD DE MEDIDA: PROGRAMA **META:** 2

RESPONSABLE/EJECUTOR: CONSEJO GENERAL DE POLICÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**11.764.512**	**0**	**0**	**0**	**0**	**0**	**11.764.512**
401	01	00	00	Sueldos, salarios y otras retribuciones	11.764.512	0	0	0	0	0	11.764.512
401	01	18	00	Remuneraciones al personal contratado	9.364.512	0	0	0	0	0	9.364.512
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	2.400.000	0	0	0	0	0	2.400.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.311.201**	**0**	**0**	**0**	**0**	**0**	**1.311.201**
403	02	00	00	Alquileres de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	04	00	00	Servicios básicos	28.000	0	0	0	0	0	28.000
403	04	05	00	Servicio de comunicaciones	28.000	0	0	0	0	0	28.000
403	06	00	00	Servicios de transporte y almacenaje	50.000	0	0	0	0	0	50.000
403	06	03	00	Estacionamiento	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	325.000	0	0	0	0	0	325.000
403	09	01	00	Viáticos y pasajes dentro del pais	325.000	0	0	0	0	0	325.000
403	10	00	00	Servicios profesionales y técnicos	225.000	0	0	0	0	0	225.000
403	10	07	00	Servicios de capacitación y adiestramiento	175.000	0	0	0	0	0	175.000
403	10	11	00	Servicios para la elaboración y suministro de comida	50.000	0	0	0	0	0	50.000
403	15	00	00	Servicios fiscales	12.000	0	0	0	0	0	12.000
403	15	02	00	Tasas y otros derechos obligatorios	12.000	0	0	0	0	0	12.000
403	18	00	00	Impuestos indirectos	151.200	0	0	0	0	0	151.200
403	18	01	00	Impuesto al valor agregado	151.200	0	0	0	0	0	151.200
403	99	00	00	Otros servicios no personales	500.001	0	0	0	0	0	500.001

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117970 260131000 DIFUNDIR LAS DIRECTRICES QUE NORMAN EL NUEVO MODELO POLICIAL Y SU ESTANDARIZACIÓN A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPLANTAR UN PROCESO DE ADECUACIÓN DE LOS CUERPOS DE POLICÍA AL NUEVO MODELO POLICIAL, Y LA DIFUSIÓN DE SUS NORMAS Y ESTÁNDARES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: POLÍTICA / INFORME **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260131006 BRINDAR ASISTENCIA TÉCNICA A LOS ÓRGANOS Y ENTES DEL SISTEMA INTEGRADO DE POLICÍA Y ORGANIZACIONES VINCULADAS AL CONTROL EXTERNO DEL SERVICIO DE POLICÍA

UNIDAD DE MEDIDA: PROGRAMA **META:** 2

RESPONSABLE/EJECUTOR: CONSEJO GENERAL DE POLICÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	500.001	0	0	0	0	0	500.001
				Totales	**13.175.713**	**0**	**0**	**0**	**0**	**0**	**13.175.713**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117797 260132000 FORMULAR ESCENARIOS DE ACCIÓN QUE FACILITEN AL EJECUTIVO NACIONAL LA TOMA DE DECISIONES ESTRATÉGICAS.

OBJETIVO DEL PROYECTO: LOGRAR QUE A TRÁVES DEL CESNA, EL EJECUTIVO NACIONAL CUENTE CON ELEMENTOS DE APOYO QUE FACILITEN LA TOMA DE DECISIONES ESTRATÉGICAS PARA PROTEGER LOS INTERESES Y OBJETIVOS VITALES DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME

META: 1.200

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**14.000.000**	**0**	**0**	**0**	**0**	**0**	**14.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.570.086	0	0	0	0	0	4.570.086
401	01	18	00	Remuneraciones al personal contratado	2.698.086	0	0	0	0	0	2.698.086
401	01	99	00	Otras retribuciones	1.872.000	0	0	0	0	0	1.872.000
401	04	00	00	Complementos de sueldos y salarios	5.858.847	0	0	0	0	0	5.858.847
401	04	06	00	Complemento a empleados por comisión de servicios	467.559	0	0	0	0	0	467.559
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.279.800	0	0	0	0	0	1.279.800
401	04	98	00	Otros complementos al personal contratado	4.111.488	0	0	0	0	0	4.111.488
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	754.925	0	0	0	0	0	754.925
401	05	07	00	Aguinaldos al personal contratado	510.885	0	0	0	0	0	510.885
401	05	08	00	Bono vacacional al personal contratado	244.040	0	0	0	0	0	244.040
401	06	00	00	Aportes patronales y legales	894.399	0	0	0	0	0	894.399
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	603.999	0	0	0	0	0	603.999
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	180.582	0	0	0	0	0	180.582
401	06	95	00	Otros aportes legales por personal contratado	109.818	0	0	0	0	0	109.818
401	08	00	00	Prestaciones sociales e indemnizaciones	1.921.743	0	0	0	0	0	1.921.743
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.921.743	0	0	0	0	0	1.921.743
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.169.500**	**0**	**0**	**0**	**0**	**0**	**2.169.500**
402	01	00	00	Productos alimenticios y agropecuarios	204.798	0	0	0	0	0	204.798
402	01	01	00	Alimentos y bebidas para personas	204.798	0	0	0	0	0	204.798
402	03	00	00	Textiles y vestuarios	70.042	0	0	0	0	0	70.042
402	03	01	00	Textiles	31.542	0	0	0	0	0	31.542
402	03	02	00	Prendas de vestir	38.500	0	0	0	0	0	38.500
402	04	00	00	Productos de cuero y caucho	62.680	0	0	0	0	0	62.680
402	04	03	00	Cauchos y tripas para vehículos	62.680	0	0	0	0	0	62.680
402	05	00	00	Productos de papel, cartón e impresos	404.012	0	0	0	0	0	404.012
402	05	01	00	Pulpa de madera, papel y cartón	156.800	0	0	0	0	0	156.800
402	05	02	00	Envases y cajas de papel y cartón	46.800	0	0	0	0	0	46.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117797 260132000 FORMULAR ESCENARIOS DE ACCIÓN QUE FACILITEN AL EJECUTIVO NACIONAL LA TOMA DE DECISIONES ESTRATÉGICAS.

OBJETIVO DEL PROYECTO: LOGRAR QUE A TRÁVES DEL CESNA, EL EJECUTIVO NACIONAL CUENTE CON ELEMENTOS DE APOYO QUE FACILITEN LA TOMA DE DECISIONES ESTRATÉGICAS PARA PROTEGER LOS INTERESES Y OBJETIVOS VITALES DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME

META: 1.200

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	200.412	0	0	0	0	0	200.412
402	06	00	00	Productos químicos y derivados	391.478	0	0	0	0	0	391.478
402	06	03	00	Tintas, pinturas y colorantes	264.870	0	0	0	0	0	264.870
402	06	06	00	Combustibles y lubricantes	26.800	0	0	0	0	0	26.800
402	06	08	00	Productos plásticos	99.808	0	0	0	0	0	99.808
402	07	00	00	Productos minerales no metálicos	29.800	0	0	0	0	0	29.800
402	07	04	00	Cemento, cal y yeso	29.800	0	0	0	0	0	29.800
402	08	00	00	Productos metálicos	165.952	0	0	0	0	0	165.952
402	08	01	00	Productos primarios de hierro y acero	23.364	0	0	0	0	0	23.364
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	79.788	0	0	0	0	0	79.788
402	08	09	00	Repuestos y accesorios para equipos de transporte	62.800	0	0	0	0	0	62.800
402	10	00	00	Productos varios y útiles diversos	812.713	0	0	0	0	0	812.713
402	10	01	00	Artículos de deporte, recreación y juguetes	31.304	0	0	0	0	0	31.304
402	10	02	00	Materiales y útiles de limpieza y aseo	264.560	0	0	0	0	0	264.560
402	10	03	00	Utensilios de cocina y comedor	32.800	0	0	0	0	0	32.800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	66.835	0	0	0	0	0	66.835
402	10	07	00	Productos de seguridad en el trabajo	37.800	0	0	0	0	0	37.800
402	10	08	00	Materiales para equipos de computación	249.800	0	0	0	0	0	249.800
402	10	11	00	Materiales eléctricos	89.819	0	0	0	0	0	89.819
402	10	12	00	Materiales para instalaciones sanitarias	39.795	0	0	0	0	0	39.795
402	99	00	00	Otros materiales y suministros	28.025	0	0	0	0	0	28.025
402	99	01	00	Otros materiales y suministros	28.025	0	0	0	0	0	28.025
403	**00**	**00**	**00**	**Servicios no personales**	**2.315.000**	**0**	**0**	**0**	**0**	**0**	**2.315.000**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	60.600	0	0	0	0	0	60.600
403	08	01	00	Primas y gastos de seguros	60.000	0	0	0	0	0	60.000
403	08	02	00	Comisiones y gastos bancarios	600	0	0	0	0	0	600
403	09	00	00	Viáticos y pasajes	585.000	0	0	0	0	0	585.000
403	09	01	00	Viáticos y pasajes dentro del país	75.000	0	0	0	0	0	75.000
403	09	02	00	Viáticos y pasajes fuera del país	510.000	0	0	0	0	0	510.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117797 260132000 FORMULAR ESCENARIOS DE ACCIÓN QUE FACILITEN AL EJECUTIVO NACIONAL LA TOMA DE DECISIONES ESTRATÉGICAS.

OBJETIVO DEL PROYECTO: LOGRAR QUE A TRÁVES DEL CESNA, EL EJECUTIVO NACIONAL CUENTE CON ELEMENTOS DE APOYO QUE FACILITEN LA TOMA DE DECISIONES ESTRATÉGICAS PARA PROTEGER LOS INTERESES Y OBJETIVOS VITALES DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME

META: 1.200

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	86.400	0	0	0	0	0	86.400
403	10	07	00	Servicios de capacitación y adiestramiento	86.400	0	0	0	0	0	86.400
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	525.850	0	0	0	0	0	525.850
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	78.450	0	0	0	0	0	78.450
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	225.000	0	0	0	0	0	225.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	222.400	0	0	0	0	0	222.400
403	12	00	00	Conservación y reparaciones menores de obras	430.400	0	0	0	0	0	430.400
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	430.400	0	0	0	0	0	430.400
403	16	00	00	Servicios de diversión, esparcimiento y culturales	180.000	0	0	0	0	0	180.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	180.000	0	0	0	0	0	180.000
403	18	00	00	Impuestos indirectos	405.006	0	0	0	0	0	405.006
403	18	01	00	Impuesto al valor agregado	405.006	0	0	0	0	0	405.006
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	41.744	0	0	0	0	0	41.744
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	41.744	0	0	0	0	0	41.744
404	**00**	**00**	**00**	**Activos reales**	**190.500**	**0**	**0**	**0**	**0**	**0**	**190.500**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	190.500	0	0	0	0	0	190.500
404	09	01	00	Mobiliario y equipos de oficina	78.000	0	0	0	0	0	78.000
404	09	02	00	Equipos de computación	112.500	0	0	0	0	0	112.500
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**1.325.000**	**0**	**0**	**0**	**0**	**0**	**1.325.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	1.325.000	0	0	0	0	0	1.325.000
406	01	01	00	Gastos de defensa y seguridad del Estado	1.325.000	0	0	0	0	0	1.325.000
				Totales	**20.000.000**	**0**	**0**	**0**	**0**	**0**	**20.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117797 260132000 FORMULAR ESCENARIOS DE ACCIÓN QUE FACILITEN AL EJECUTIVO NACIONAL LA TOMA DE DECISIONES ESTRATÉGICAS.

OBJETIVO DEL PROYECTO: LOGRAR QUE A TRÁVES DEL CESNA, EL EJECUTIVO NACIONAL CUENTE CON ELEMENTOS DE APOYO QUE FACILITEN LA TOMA DE DECISIONES ESTRATÉGICAS PARA PROTEGER LOS INTERESES Y OBJETIVOS VITALES DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 1.200

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117797 260132000 FORMULAR ESCENARIOS DE ACCIÓN QUE FACILITEN AL EJECUTIVO NACIONAL LA TOMA DE DECISIONES ESTRATÉGICAS.

OBJETIVO DEL PROYECTO: LOGRAR QUE A TRÁVES DEL CESNA, EL EJECUTIVO NACIONAL CUENTE CON ELEMENTOS DE APOYO QUE FACILITEN LA TOMA DE DECISIONES ESTRATÉGICAS PARA PROTEGER LOS INTERESES Y OBJETIVOS VITALES DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 1.200

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260132002 PROCESAR LAS INFORMACIONES DE INTERÉS DEL EJECUTIVO NACIONAL SUMINISTRADAS POR LAS INSTITUCIONES DEL ESTADO, SALAS SITUACIONALES Y LA SOCIEDAD, SOBRE CUALQUIER ASPECTO DE IMPORTANCIA NACIONAL PARA FACILITAR LA TOMA DE DECISIONES ESTRATÉGICAS DESTINADOS A PROTEGER LOS INTERESES Y OBJETIVOS VITALES D

UNIDAD DE MEDIDA: INFORME **META:** 1.200

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**14.000.000**	**0**	**0**	**0**	**0**	0	**14.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.570.086	0	0	0	0	0	4.570.086
401	01	18	00	Remuneraciones al personal contratado	2.698.086	0	0	0	0	0	2.698.086
401	01	99	00	Otras retribuciones	1.872.000	0	0	0	0	0	1.872.000
401	04	00	00	Complementos de sueldos y salarios	5.858.847	0	0	0	0	0	5.858.847
401	04	06	00	Complemento a empleados por comisión de servicios	467.559	0	0	0	0	0	467.559
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.279.800	0	0	0	0	0	1.279.800
401	04	98	00	Otros complementos al personal contratado	4.111.488	0	0	0	0	0	4.111.488
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	754.925	0	0	0	0	0	754.925
401	05	07	00	Aguinaldos al personal contratado	510.885	0	0	0	0	0	510.885
401	05	08	00	Bono vacacional al personal contratado	244.040	0	0	0	0	0	244.040
401	06	00	00	Aportes patronales y legales	894.399	0	0	0	0	0	894.399
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	603.999	0	0	0	0	0	603.999
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	180.582	0	0	0	0	0	180.582
401	06	95	00	Otros aportes legales por personal contratado	109.818	0	0	0	0	0	109.818
401	08	00	00	Prestaciones sociales e indemnizaciones	1.921.743	0	0	0	0	0	1.921.743
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.921.743	0	0	0	0	0	1.921.743
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.169.500**	**0**	**0**	**0**	**0**	0	**2.169.500**
402	01	00	00	Productos alimenticios y agropecuarios	204.798	0	0	0	0	0	204.798
402	01	01	00	Alimentos y bebidas para personas	204.798	0	0	0	0	0	204.798
402	03	00	00	Textiles y vestuarios	70.042	0	0	0	0	0	70.042
402	03	01	00	Textiles	31.542	0	0	0	0	0	31.542
402	03	02	00	Prendas de vestir	38.500	0	0	0	0	0	38.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117797 260132000 FORMULAR ESCENARIOS DE ACCIÓN QUE FACILITEN AL EJECUTIVO NACIONAL LA TOMA DE DECISIONES ESTRATÉGICAS.

OBJETIVO DEL PROYECTO: LOGRAR QUE A TRÁVES DEL CESNA, EL EJECUTIVO NACIONAL CUENTE CON ELEMENTOS DE APOYO QUE FACILITEN LA TOMA DE DECISIONES ESTRATÉGICAS PARA PROTEGER LOS INTERESES Y OBJETIVOS VITALES DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 1.200

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260132002 PROCESAR LAS INFORMACIONES DE INTERÉS DEL EJECUTIVO NACIONAL SUMINISTRADAS POR LAS INSTITUCIONES DEL ESTADO, SALAS SITUACIONALES Y LA SOCIEDAD, SOBRE CUALQUIER ASPECTO DE IMPORTANCIA NACIONAL PARA FACILITAR LA TOMA DE DECISIONES ESTRATÉGICAS DESTINADOS A PROTEGER LOS INTERESES Y OBJETIVOS VITALES D

UNIDAD DE MEDIDA: INFORME **META:** 1.200

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	00	00	Productos de cuero y caucho	62.680	0	0	0	0	0	62.680
402	04	03	00	Cauchos y tripas para vehículos	62.680	0	0	0	0	0	62.680
402	05	00	00	Productos de papel, cartón e impresos	404.012	0	0	0	0	0	404.012
402	05	01	00	Pulpa de madera, papel y cartón	156.800	0	0	0	0	0	156.800
402	05	02	00	Envases y cajas de papel y cartón	46.800	0	0	0	0	0	46.800
402	05	03	00	Productos de papel y cartón para oficina	200.412	0	0	0	0	0	200.412
402	06	00	00	Productos químicos y derivados	391.478	0	0	0	0	0	391.478
402	06	03	00	Tintas, pinturas y colorantes	264.870	0	0	0	0	0	264.870
402	06	06	00	Combustibles y lubricantes	26.800	0	0	0	0	0	26.800
402	06	08	00	Productos plásticos	99.808	0	0	0	0	0	99.808
402	07	00	00	Productos minerales no metálicos	29.800	0	0	0	0	0	29.800
402	07	04	00	Cemento, cal y yeso	29.800	0	0	0	0	0	29.800
402	08	00	00	Productos metálicos	165.952	0	0	0	0	0	165.952
402	08	01	00	Productos primarios de hierro y acero	23.364	0	0	0	0	0	23.364
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	79.788	0	0	0	0	0	79.788
402	08	09	00	Repuestos y accesorios para equipos de transporte	62.800	0	0	0	0	0	62.800
402	10	00	00	Productos varios y útiles diversos	812.713	0	0	0	0	0	812.713
402	10	01	00	Artículos de deporte, recreación y juguetes	31.304	0	0	0	0	0	31.304
402	10	02	00	Materiales y útiles de limpieza y aseo	264.560	0	0	0	0	0	264.560
402	10	03	00	Utensilios de cocina y comedor	32.800	0	0	0	0	0	32.800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	66.835	0	0	0	0	0	66.835
402	10	07	00	Productos de seguridad en el trabajo	37.800	0	0	0	0	0	37.800
402	10	08	00	Materiales para equipos de computación	249.800	0	0	0	0	0	249.800
402	10	11	00	Materiales eléctricos	89.819	0	0	0	0	0	89.819

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117797 260132000 FORMULAR ESCENARIOS DE ACCIÓN QUE FACILITEN AL EJECUTIVO NACIONAL LA TOMA DE DECISIONES ESTRATÉGICAS.

OBJETIVO DEL PROYECTO: LOGRAR QUE A TRÁVES DEL CESNA, EL EJECUTIVO NACIONAL CUENTE CON ELEMENTOS DE APOYO QUE FACILITEN LA TOMA DE DECISIONES ESTRATÉGICAS PARA PROTEGER LOS INTERESES Y OBJETIVOS VITALES DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 1.200

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260132002 PROCESAR LAS INFORMACIONES DE INTERÉS DEL EJECUTIVO NACIONAL SUMINISTRADAS POR LAS INSTITUCIONES DEL ESTADO, SALAS SITUACIONALES Y LA SOCIEDAD, SOBRE CUALQUIER ASPECTO DE IMPORTANCIA NACIONAL PARA FACILITAR LA TOMA DE DECISIONES ESTRATÉGICAS DESTINADOS A PROTEGER LOS INTERESES Y OBJETIVOS VITALES D

UNIDAD DE MEDIDA: INFORME **META:** 1.200

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	39.795	0	0	0	0	0	39.795
402	99	00	00	Otros materiales y suministros	28.025	0	0	0	0	0	28.025
402	99	01	00	Otros materiales y suministros	28.025	0	0	0	0	0	28.025
403	**00**	**00**	**00**	**Servicios no personales**	**2.315.000**	**0**	**0**	**0**	**0**	**0**	**2.315.000**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	60.600	0	0	0	0	0	60.600
403	08	01	00	Primas y gastos de seguros	60.000	0	0	0	0	0	60.000
403	08	02	00	Comisiones y gastos bancarios	600	0	0	0	0	0	600
403	09	00	00	Viáticos y pasajes	585.000	0	0	0	0	0	585.000
403	09	01	00	Viáticos y pasajes dentro del país	75.000	0	0	0	0	0	75.000
403	09	02	00	Viáticos y pasajes fuera del país	510.000	0	0	0	0	0	510.000
403	10	00	00	Servicios profesionales y técnicos	86.400	0	0	0	0	0	86.400
403	10	07	00	Servicios de capacitación y adiestramiento	86.400	0	0	0	0	0	86.400
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	525.850	0	0	0	0	0	525.850
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	78.450	0	0	0	0	0	78.450
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	225.000	0	0	0	0	0	225.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	222.400	0	0	0	0	0	222.400
403	12	00	00	Conservación y reparaciones menores de obras	430.400	0	0	0	0	0	430.400
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	430.400	0	0	0	0	0	430.400
403	16	00	00	Servicios de diversión, esparcimiento y culturales	180.000	0	0	0	0	0	180.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	180.000	0	0	0	0	0	180.000
403	18	00	00	Impuestos indirectos	405.006	0	0	0	0	0	405.006
403	18	01	00	Impuesto al valor agregado	405.006	0	0	0	0	0	405.006
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	41.744	0	0	0	0	0	41.744

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117797 260132000 FORMULAR ESCENARIOS DE ACCIÓN QUE FACILITEN AL EJECUTIVO NACIONAL LA TOMA DE DECISIONES ESTRATÉGICAS.

OBJETIVO DEL PROYECTO: LOGRAR QUE A TRÁVES DEL CESNA, EL EJECUTIVO NACIONAL CUENTE CON ELEMENTOS DE APOYO QUE FACILITEN LA TOMA DE DECISIONES ESTRATÉGICAS PARA PROTEGER LOS INTERESES Y OBJETIVOS VITALES DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 1.200

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260132002 PROCESAR LAS INFORMACIONES DE INTERÉS DEL EJECUTIVO NACIONAL SUMINISTRADAS POR LAS INSTITUCIONES DEL ESTADO, SALAS SITUACIONALES Y LA SOCIEDAD, SOBRE CUALQUIER ASPECTO DE IMPORTANCIA NACIONAL PARA FACILITAR LA TOMA DE DECISIONES ESTRATÉGICAS DESTINADOS A PROTEGER LOS INTERESES Y OBJETIVOS VITALES D

UNIDAD DE MEDIDA: INFORME **META:** 1.200

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	41.744	0	0	0	0	0	41.744
404	**00**	**00**	**00**	**Activos reales**	**190.500**	**0**	**0**	**0**	**0**	**0**	**190.500**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	190.500	0	0	0	0	0	190.500
404	09	01	00	Mobiliario y equipos de oficina	78.000	0	0	0	0	0	78.000
404	09	02	00	Equipos de computación	112.500	0	0	0	0	0	112.500
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**1.325.000**	**0**	**0**	**0**	**0**	**0**	**1.325.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	1.325.000	0	0	0	0	0	1.325.000
406	01	01	00	Gastos de defensa y seguridad del Estado	1.325.000	0	0	0	0	0	1.325.000
				Totales	**20.000.000**	**0**	**0**	**0**	**0**	**0**	**20.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117910 260133000 AMPLIACIÓN DEL SISTEMA DE SEGURIDAD POR CÁMARAS DE TELE-VIGILANCIA EN EL ÁREA METROPOLITANA DE CARACAS

OBJETIVO DEL PROYECTO: AUMENTAR LOS NIVELES DE SEGURIDAD MEDIANTE LA INSTALACIÓN DE CÁMARAS DE TELE VIGILANCIA CON LA FINALIDAD DE MONITOREAR LOS ESPACIOS PÚBLICOS DE LAS PARROQUIAS CARICUAO, ANTIMANO, SAN AGUSTÍN, EL VALLE, CATEDRAL Y LA PASTORA.

UNIDAD DE MEDIDA: CÁMARA

META: 33

RESPONSABLE/EJECUTOR: CENTRO DE SEGURIDAD Y ATENCIÓN DE EMERGENCIAS 171

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.000.000	0	0	0	0	0	2.000.000
401	01	18	00	Remuneraciones al personal contratado	2.000.000	0	0	0	0	0	2.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.400**	**0**	**0**	**0**	**0**	**0**	**26.400**
402	05	00	00	Productos de papel, cartón e impresos	11.076	0	0	0	0	0	11.076
402	05	03	00	Productos de papel y cartón para oficina	11.076	0	0	0	0	0	11.076
402	10	00	00	Productos varios y útiles diversos	15.324	0	0	0	0	0	15.324
402	10	02	00	Materiales y útiles de limpieza y aseo	1.819	0	0	0	0	0	1.819
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.705	0	0	0	0	0	1.705
402	10	08	00	Materiales para equipos de computación	11.800	0	0	0	0	0	11.800
403	**00**	**00**	**00**	**Servicios no personales**	**916.813**	**0**	**0**	**0**	**0**	**0**	**916.813**
403	10	00	00	Servicios profesionales y técnicos	676.201	0	0	0	0	0	676.201
403	10	99	00	Otros servicios profesionales y técnicos	676.201	0	0	0	0	0	676.201
403	18	00	00	Impuestos indirectos	214.286	0	0	0	0	0	214.286
403	18	01	00	Impuesto al valor agregado	214.286	0	0	0	0	0	214.286
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	26.326	0	0	0	0	0	26.326
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	26.326	0	0	0	0	0	26.326
404	**00**	**00**	**00**	**Activos reales**	**1.056.787**	**0**	**0**	**0**	**0**	**0**	**1.056.787**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.056.787	0	0	0	0	0	1.056.787
404	05	01	00	Equipos de telecomunicaciones	1.056.787	0	0	0	0	0	1.056.787
				Totales	**4.000.000**	**0**	**0**	**0**	**0**	**0**	**4.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117910 260133000 AMPLIACIÓN DEL SISTEMA DE SEGURIDAD POR CÁMARAS DE TELE-VIGILANCIA EN EL ÁREA METROPOLITANA DE CARACAS

OBJETIVO DEL PROYECTO: AUMENTAR LOS NIVELES DE SEGURIDAD MEDIANTE LA INSTALACIÓN DE CÁMARAS DE TELE VIGILANCIA CON LA FINALIDAD DE MONITOREAR LOS ESPACIOS PÚBLICOS DE LAS PARROQUIAS CARICUAO, ANTIMANO, SAN AGUSTÍN, EL VALLE, CATEDRAL Y LA PASTORA.

UNIDAD DE MEDIDA: CÁMARA

META: 33

RESPONSABLE/EJECUTOR: CENTRO DE SEGURIDAD Y ATENCIÓN DE EMERGENCIAS 171

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 117910 260133000 AMPLIACIÓN DEL SISTEMA DE SEGURIDAD POR CÁMARAS DE TELE-VIGILANCIA EN EL ÁREA METROPOLITANA DE CARACAS

OBJETIVO DEL PROYECTO: AUMENTAR LOS NIVELES DE SEGURIDAD MEDIANTE LA INSTALACIÓN DE CÁMARAS DE TELE VIGILANCIA CON LA FINALIDAD DE MONITOREAR LOS ESPACIOS PÚBLICOS DE LAS PARROQUIAS CARICUAO, ANTIMANO, SAN AGUSTÍN, EL VALLE, CATEDRAL Y LA PASTORA.

UNIDAD DE MEDIDA: CÁMARA **META:** 33

RESPONSABLE/EJECUTOR: CENTRO DE SEGURIDAD Y ATENCIÓN DE EMERGENCIAS 171 **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 260133003 ADQUIRIR CÁMARAS DE TELE VIGILANCIA QUE PERMITAN EL MONITOREO DE ESPACIOS PÚBLICOS, PARA LA PREVENCIÓN DEL DÉLITO.

UNIDAD DE MEDIDA: CÁMARA **META:** 33

RESPONSABLE/EJECUTOR: CESAE 171

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.000.000**	**0**	**0**	**0**	**0**	0	**2.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.000.000	0	0	0	0	0	2.000.000
401	01	18	00	Remuneraciones al personal contratado	2.000.000	0	0	0	0	0	2.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.400**	**0**	**0**	**0**	**0**	0	**26.400**
402	05	00	00	Productos de papel, cartón e impresos	11.076	0	0	0	0	0	11.076
402	05	03	00	Productos de papel y cartón para oficina	11.076	0	0	0	0	0	11.076
402	10	00	00	Productos varios y útiles diversos	15.324	0	0	0	0	0	15.324
402	10	02	00	Materiales y útiles de limpieza y aseo	1.819	0	0	0	0	0	1.819
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.705	0	0	0	0	0	1.705
402	10	08	00	Materiales para equipos de computación	11.800	0	0	0	0	0	11.800
403	**00**	**00**	**00**	**Servicios no personales**	**916.813**	**0**	**0**	**0**	**0**	0	**916.813**
403	10	00	00	Servicios profesionales y técnicos	676.201	0	0	0	0	0	676.201
403	10	99	00	Otros servicios profesionales y técnicos	676.201	0	0	0	0	0	676.201
403	18	00	00	Impuestos indirectos	214.286	0	0	0	0	0	214.286
403	18	01	00	Impuesto al valor agregado	214.286	0	0	0	0	0	214.286
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	26.326	0	0	0	0	0	26.326
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	26.326	0	0	0	0	0	26.326
404	**00**	**00**	**00**	**Activos reales**	**1.056.787**	**0**	**0**	**0**	**0**	0	**1.056.787**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.056.787	0	0	0	0	0	1.056.787
404	05	01	00	Equipos de telecomunicaciones	1.056.787	0	0	0	0	0	1.056.787
				Totales	**4.000.000**	**0**	**0**	**0**	**0**	0	**4.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTAR LOS RECURSOS PARA COADYUVAR A LA CONSTRUCCIÓN DE UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO, QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR

META: 904.123.714

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**904.123.714**	**0**	**0**	**0**	**0**	**0**	**904.123.714**
407	01	00	00	Transferencias y donaciones corrientes internas	904.123.714	0	0	0	0	0	904.123.714
407	01	03	00	Transferencias corrientes internas al sector público	904.123.714	0	0	0	0	0	904.123.714
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	791.903.539	0	0	0	0	0	791.903.539
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	112.220.175	0	0	0	0	0	112.220.175
				Totales	**904.123.714**	**0**	**0**	**0**	**0**	**0**	**904.123.714**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTAR LOS RECURSOS PARA COADYUVAR A LA CONSTRUCCIÓN DE UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO, QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR

META: 904.123.714

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**904.123.714**	0	0	0	0	0	**904.123.714**
407	01	00	00	Transferencias y donaciones corrientes internas	904.123.714	0	0	0	0	0	904.123.714
407	01	03	00	Transferencias corrientes internas al sector público	904.123.714	0	0	0	0	0	904.123.714
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	791.903.539	0	0	0	0	0	791.903.539
				- A0145 Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganiqueles	1.436.910	0	0	0	0	0	1.436.910
				- A0423 Fundación Misión Identidad	67.540.135	0	0	0	0	0	67.540.135
				- A1342 Servicio Administrativo de Identificación, Migración y Extranjería (SAIME)	95.909.347	0	0	0	0	0	95.909.347
				- A1358 Universidad Nacional Experimental de la Seguridad (UNES)	410.000.000	0	0	0	0	0	410.000.000
				- A1605 Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)	217.017.147	0	0	0	0	0	217.017.147
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	112.220.175	0	0	0	0	0	112.220.175
				- A0054 Instituto Autónomo de Previsión Social del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas	112.220.175	0	0	0	0	0	112.220.175
				Totales	**904.123.714**	0	0	0	0	0	**904.123.714**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTAR LOS RECURSOS PARA COADYUVAR A LA CONSTRUCCIÓN DE UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO, QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 904.123.714

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 269999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO AUTÓNOMO DE PREVISIÓN SOCIAL DEL CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 112.220.175

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**112.220.175**	**0**	**0**	**0**	**0**	**0**	**112.220.175**
407	01	00	00	Transferencias y donaciones corrientes internas	112.220.175	0	0	0	0	0	112.220.175
407	01	03	00	Transferencias corrientes internas al sector público	112.220.175	0	0	0	0	0	112.220.175
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	112.220.175	0	0	0	0	0	112.220.175
				Totales	**112.220.175**	**0**	**0**	**0**	**0**	**0**	**112.220.175**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTAR LOS RECURSOS PARA COADYUVAR A LA CONSTRUCCIÓN DE UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO, QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 904.123.714

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 269999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE COMISIÓN NACIONAL DE CASINOS, SALAS DE BINGO Y MÁQUINAS TRAGANÍQUELES

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.436.910

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.436.910**	**0**	**0**	**0**	**0**	**0**	**1.436.910**
407	01	00	00	Transferencias y donaciones corrientes internas	1.436.910	0	0	0	0	0	1.436.910
407	01	03	00	Transferencias corrientes internas al sector público	1.436.910	0	0	0	0	0	1.436.910
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.436.910	0	0	0	0	0	1.436.910
				Totales	**1.436.910**	**0**	**0**	**0**	**0**	**0**	**1.436.910**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTAR LOS RECURSOS PARA COADYUVAR A LA CONSTRUCCIÓN DE UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO, QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 904.123.714

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 269999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN IDENTIDAD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 67

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**67.540.135**	**0**	**0**	**0**	**0**	**0**	**67.540.135**
407	01	00	00	Transferencias y donaciones corrientes internas	67.540.135	0	0	0	0	0	67.540.135
407	01	03	00	Transferencias corrientes internas al sector público	67.540.135	0	0	0	0	0	67.540.135
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	67.540.135	0	0	0	0	0	67.540.135
				Totales	**67.540.135**	**0**	**0**	**0**	**0**	**0**	**67.540.135**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTAR LOS RECURSOS PARA COADYUVAR A LA CONSTRUCCIÓN DE UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO, QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR

META: 904.123.714

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 269999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO ADMINISTRATIVO DE IDENTIFICACIÓN, MIGRACIÓN Y EXTRANJERÍA (SAIME)

UNIDAD DE MEDIDA: BOLÍVAR

META: 95.909.347

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**95.909.347**	**0**	**0**	**0**	**0**	**0**	**95.909.347**
407	01	00	00	Transferencias y donaciones corrientes internas	95.909.347	0	0	0	0	0	95.909.347
407	01	03	00	Transferencias corrientes internas al sector público	95.909.347	0	0	0	0	0	95.909.347
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	95.909.347	0	0	0	0	0	95.909.347
				Totales	**95.909.347**	**0**	**0**	**0**	**0**	**0**	**95.909.347**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTAR LOS RECURSOS PARA COADYUVAR A LA CONSTRUCCIÓN DE UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO, QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR

META: 904.123.714

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 269999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD NACIONAL EXPERIMENTAL DE LA SEGURIDAD (UNES)

UNIDAD DE MEDIDA: BOLÍVAR

META: 410.000.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**410.000.000**	**0**	**0**	**0**	**0**	**0**	**410.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	410.000.000	0	0	0	0	0	410.000.000
407	01	03	00	Transferencias corrientes internas al sector público	410.000.000	0	0	0	0	0	410.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	410.000.000	0	0	0	0	0	410.000.000
				Totales	**410.000.000**	**0**	**0**	**0**	**0**	**0**	**410.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTAR LOS RECURSOS PARA COADYUVAR A LA CONSTRUCCIÓN DE UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO, QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 904.123.714

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 269999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN FONDO ADMINISTRATIVO DE SALUD PARA EL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA, DE SUS ÓRGANOS Y ENTES ADSCRITOS (FASMIJ)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 217.017.147

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**217.017.147**	**0**	**0**	**0**	**0**	**0**	**217.017.147**
407	01	00	00	Transferencias y donaciones corrientes internas	217.017.147	0	0	0	0	0	217.017.147
407	01	03	00	Transferencias corrientes internas al sector público	217.017.147	0	0	0	0	0	217.017.147
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	217.017.147	0	0	0	0	0	217.017.147
				Totales	**217.017.147**	**0**	**0**	**0**	**0**	**0**	**217.017.147**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**548.731.360**	**0**	**0**	**0**	**0**	**0**	**548.731.360**
401	01	00	00	Sueldos, salarios y otras retribuciones	161.481.576	0	0	0	0	0	161.481.576
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	42.352.333	0	0	0	0	0	42.352.333
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	800.321	0	0	0	0	0	800.321
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	34.364.904	0	0	0	0	0	34.364.904
401	01	18	00	Remuneraciones al personal contratado	67.927.752	0	0	0	0	0	67.927.752
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	24.576	0	0	0	0	0	24.576
401	01	99	00	Otras retribuciones	15.986.449	0	0	0	0	0	15.986.449
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	85.743.083	0	0	0	0	0	85.743.083
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	43.050.269	0	0	0	0	0	43.050.269
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	536.588	0	0	0	0	0	536.588
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	42.156.226	0	0	0	0	0	42.156.226
401	03	00	00	Primas	56.464.455	0	0	0	0	0	56.464.455
401	03	02	00	Primas de transporte a empleados	4.793.800	0	0	0	0	0	4.793.800
401	03	03	00	Primas por hogar a empleados	7.963.458	0	0	0	0	0	7.963.458
401	03	04	00	Primas por hijos a empleados	3.687.411	0	0	0	0	0	3.687.411
401	03	08	00	Primas de profesionalización a empleados	2.737.434	0	0	0	0	0	2.737.434
401	03	09	00	Primas por antigüedad a empleados	6.129.063	0	0	0	0	0	6.129.063
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.394.042	0	0	0	0	0	3.394.042
401	03	17	00	Primas de transporte a obreros	4.105.792	0	0	0	0	0	4.105.792
401	03	18	00	Primas por hogar a obreros	6.840.000	0	0	0	0	0	6.840.000
401	03	19	00	Primas por hijos de obreros	5.113.412	0	0	0	0	0	5.113.412
401	03	21	00	Primas por antigüedad a obreros	8.210.729	0	0	0	0	0	8.210.729
401	03	22	00	Primas de profesionalización a obreros	225.062	0	0	0	0	0	225.062
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	61.227	0	0	0	0	0	61.227
401	03	31	00	Primas por riesgo al personal militar y de seguridad	51.936	0	0	0	0	0	51.936
401	03	95	00	Otras primas al personal de alto nivel y de dirección	56.877	0	0	0	0	0	56.877
401	03	97	00	Otras primas a empleados	3.092.125	0	0	0	0	0	3.092.125
401	03	98	00	Otras primas a obreros	2.087	0	0	0	0	0	2.087
401	04	00	00	Complementos de sueldos y salarios	73.149.361	0	0	0	0	0	73.149.361

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	4.000.000	0	0	0	0	0	4.000.000
401	04	03	00	Complemento a empleados por gastos de alimentación	132.000	0	0	0	0	0	132.000
401	04	05	00	Complemento a empleados por gastos de representación	12.000	0	0	0	0	0	12.000
401	04	06	00	Complemento a empleados por comisión de servicios	870.000	0	0	0	0	0	870.000
401	04	08	00	Bono compensatorio de alimentación a empleados	21.899.700	0	0	0	0	0	21.899.700
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.059.454	0	0	0	0	0	1.059.454
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.462.850	0	0	0	0	0	2.462.850
401	04	16	00	Complemento a obreros por gastos de alimentación	81.000	0	0	0	0	0	81.000
401	04	17	00	Complemento a obreros por gastos de transporte	4.705.200	0	0	0	0	0	4.705.200
401	04	18	00	Bono compensatorio de alimentación a obreros	17.813.025	0	0	0	0	0	17.813.025
401	04	26	00	Bono compensatorio de alimentación al personal contratado	14.794.650	0	0	0	0	0	14.794.650
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	4.050	0	0	0	0	0	4.050
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	16.200	0	0	0	0	0	16.200
401	04	97	00	Otros complementos a obreros	5.299.232	0	0	0	0	0	5.299.232
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	23.362.131	0	0	0	0	0	23.362.131
401	05	01	00	Aguinaldos a empleados	3.936.492	0	0	0	0	0	3.936.492
401	05	03	00	Bono vacacional a empleados	8.925.674	0	0	0	0	0	8.925.674
401	05	06	00	Bono vacacional a obreros	8.341.869	0	0	0	0	0	8.341.869
401	05	07	00	Aguinaldos al personal contratado	688.438	0	0	0	0	0	688.438
401	05	08	00	Bono vacacional al personal contratado	1.424.181	0	0	0	0	0	1.424.181
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	9.903	0	0	0	0	0	9.903
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	3.961	0	0	0	0	0	3.961
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	31.613	0	0	0	0	0	31.613
401	06	00	00	Aportes patronales y legales	32.643.273	0	0	0	0	0	32.643.273
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.524.169	0	0	0	0	0	8.524.169
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.678.360	0	0	0	0	0	1.678.360
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.905.745	0	0	0	0	0	1.905.745
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.846.584	0	0	0	0	0	1.846.584
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	8.648.881	0	0	0	0	0	8.648.881
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.349.440	0	0	0	0	0	2.349.440
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.572.525	0	0	0	0	0	1.572.525

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.572.525	0	0	0	0	0	1.572.525
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	3.371.705	0	0	0	0	0	3.371.705
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	601.038	0	0	0	0	0	601.038
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	3.922	0	0	0	0	0	3.922
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	1.070	0	0	0	0	0	1.070
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	713	0	0	0	0	0	713
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	713	0	0	0	0	0	713
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	13.910	0	0	0	0	0	13.910
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	3.794	0	0	0	0	0	3.794
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	2.529	0	0	0	0	0	2.529
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	2.529	0	0	0	0	0	2.529
401	06	95	00	Otros aportes legales por personal contratado	543.121	0	0	0	0	0	543.121
401	07	00	00	Asistencia socio-económica	61.744.413	0	0	0	0	0	61.744.413
401	07	01	00	Capacitación y adiestramiento a empleados	362.705	0	0	0	0	0	362.705
401	07	02	00	Becas a empleados	4.299.600	0	0	0	0	0	4.299.600
401	07	03	00	Ayudas por matrimonio a empleados	109.600	0	0	0	0	0	109.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	118.000	0	0	0	0	0	118.000
401	07	05	00	Ayudas por defunción a empleados	122.500	0	0	0	0	0	122.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.900.000	0	0	0	0	0	1.900.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	12.361.330	0	0	0	0	0	12.361.330
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.850.000	0	0	0	0	0	2.850.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.309.779	0	0	0	0	0	2.309.779
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.920.000	0	0	0	0	0	3.920.000
401	07	18	00	Becas a obreros	3.600.000	0	0	0	0	0	3.600.000
401	07	19	00	Ayudas por matrimonio de obreros	50.000	0	0	0	0	0	50.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	45.000	0	0	0	0	0	45.000
401	07	21	00	Ayudas por defunción a obreros	87.500	0	0	0	0	0	87.500
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.091.200	0	0	0	0	0	2.091.200
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	12.166.729	0	0	0	0	0	12.166.729

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.405.000	0	0	0	0	0	2.405.000
401	07	26	00	Dotación de uniformes a obreros	7.842.000	0	0	0	0	0	7.842.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	3.479.154	0	0	0	0	0	3.479.154
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.600.000	0	0	0	0	0	1.600.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	5.348	0	0	0	0	0	5.348
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	18.968	0	0	0	0	0	18.968
401	08	00	00	Prestaciones sociales e indemnizaciones	54.012.084	0	0	0	0	0	54.012.084
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	24.268.449	0	0	0	0	0	24.268.449
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	23.092.163	0	0	0	0	0	23.092.163
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.613.026	0	0	0	0	0	6.613.026
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	12.102	0	0	0	0	0	12.102
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	26.344	0	0	0	0	0	26.344
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	130.984	0	0	0	0	0	130.984
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	130.984	0	0	0	0	0	130.984
403	**00**	**00**	**00**	**Servicios no personales**	**5.982.833**	**0**	**0**	**0**	**0**	**0**	**5.982.833**
403	10	00	00	Servicios profesionales y técnicos	1.164.292	0	0	0	0	0	1.164.292
403	10	07	00	Servicios de capacitación y adiestramiento	1.164.292	0	0	0	0	0	1.164.292
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.871.705	0	0	0	0	0	2.871.705
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.871.705	0	0	0	0	0	2.871.705
403	18	00	00	Impuestos indirectos	240.835	0	0	0	0	0	240.835
403	18	01	00	Impuesto al valor agregado	240.835	0	0	0	0	0	240.835
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.706.001	0	0	0	0	0	1.706.001
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.706.001	0	0	0	0	0	1.706.001
				Totales	**554.714.193**	**0**	**0**	**0**	**0**	**0**	**554.714.193**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2013**

ACCIÓN ESPECÍFICA: 260001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**548.731.360**	**0**	**0**	**0**	**0**	**0**	**548.731.360**
401	01	00	00	Sueldos, salarios y otras retribuciones	161.481.576	0	0	0	0	0	161.481.576
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	42.352.333	0	0	0	0	0	42.352.333
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	800.321	0	0	0	0	0	800.321
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	34.364.904	0	0	0	0	0	34.364.904
401	01	18	00	Remuneraciones al personal contratado	67.927.752	0	0	0	0	0	67.927.752
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	24.576	0	0	0	0	0	24.576
401	01	99	00	Otras retribuciones	15.986.449	0	0	0	0	0	15.986.449
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	85.743.083	0	0	0	0	0	85.743.083
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	43.050.269	0	0	0	0	0	43.050.269
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	536.588	0	0	0	0	0	536.588
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	42.156.226	0	0	0	0	0	42.156.226
401	03	00	00	Primas	56.464.455	0	0	0	0	0	56.464.455
401	03	02	00	Primas de transporte a empleados	4.793.800	0	0	0	0	0	4.793.800
401	03	03	00	Primas por hogar a empleados	7.963.458	0	0	0	0	0	7.963.458
401	03	04	00	Primas por hijos a empleados	3.687.411	0	0	0	0	0	3.687.411
401	03	08	00	Primas de profesionalización a empleados	2.737.434	0	0	0	0	0	2.737.434
401	03	09	00	Primas por antigüedad a empleados	6.129.063	0	0	0	0	0	6.129.063
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.394.042	0	0	0	0	0	3.394.042
401	03	17	00	Primas de transporte a obreros	4.105.792	0	0	0	0	0	4.105.792
401	03	18	00	Primas por hogar a obreros	6.840.000	0	0	0	0	0	6.840.000
401	03	19	00	Primas por hijos de obreros	5.113.412	0	0	0	0	0	5.113.412
401	03	21	00	Primas por antigüedad a obreros	8.210.729	0	0	0	0	0	8.210.729
401	03	22	00	Primas de profesionalización a obreros	225.062	0	0	0	0	0	225.062
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	61.227	0	0	0	0	0	61.227
401	03	31	00	Primas por riesgo al personal militar y de seguridad	51.936	0	0	0	0	0	51.936

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 260001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	95	00	Otras primas al personal de alto nivel y de dirección	56.877	0	0	0	0	0	56.877
401	03	97	00	Otras primas a empleados	3.092.125	0	0	0	0	0	3.092.125
401	03	98	00	Otras primas a obreros	2.087	0	0	0	0	0	2.087
401	04	00	00	Complementos de sueldos y salarios	73.149.361	0	0	0	0	0	73.149.361
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	4.000.000	0	0	0	0	0	4.000.000
401	04	03	00	Complemento a empleados por gastos de alimentación	132.000	0	0	0	0	0	132.000
401	04	05	00	Complemento a empleados por gastos de representación	12.000	0	0	0	0	0	12.000
401	04	06	00	Complemento a empleados por comisión de servicios	870.000	0	0	0	0	0	870.000
401	04	08	00	Bono compensatorio de alimentación a empleados	21.899.700	0	0	0	0	0	21.899.700
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.059.454	0	0	0	0	0	1.059.454
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.462.850	0	0	0	0	0	2.462.850
401	04	16	00	Complemento a obreros por gastos de alimentación	81.000	0	0	0	0	0	81.000
401	04	17	00	Complemento a obreros por gastos de transporte	4.705.200	0	0	0	0	0	4.705.200
401	04	18	00	Bono compensatorio de alimentación a obreros	17.813.025	0	0	0	0	0	17.813.025
401	04	26	00	Bono compensatorio de alimentación al personal contratado	14.794.650	0	0	0	0	0	14.794.650
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	4.050	0	0	0	0	0	4.050
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	16.200	0	0	0	0	0	16.200
401	04	97	00	Otros complementos a obreros	5.299.232	0	0	0	0	0	5.299.232
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	23.362.131	0	0	0	0	0	23.362.131
401	05	01	00	Aguinaldos a empleados	3.936.492	0	0	0	0	0	3.936.492
401	05	03	00	Bono vacacional a empleados	8.925.674	0	0	0	0	0	8.925.674
401	05	06	00	Bono vacacional a obreros	8.341.869	0	0	0	0	0	8.341.869
401	05	07	00	Aguinaldos al personal contratado	688.438	0	0	0	0	0	688.438
401	05	08	00	Bono vacacional al personal contratado	1.424.181	0	0	0	0	0	1.424.181
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	9.903	0	0	0	0	0	9.903
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	3.961	0	0	0	0	0	3.961
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	31.613	0	0	0	0	0	31.613

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 260001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	32.643.273	0	0	0	0	0	32.643.273
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.524.169	0	0	0	0	0	8.524.169
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.678.360	0	0	0	0	0	1.678.360
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.905.745	0	0	0	0	0	1.905.745
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.846.584	0	0	0	0	0	1.846.584
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	8.648.881	0	0	0	0	0	8.648.881
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.349.440	0	0	0	0	0	2.349.440
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.572.525	0	0	0	0	0	1.572.525
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.572.525	0	0	0	0	0	1.572.525
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	3.371.705	0	0	0	0	0	3.371.705
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	601.038	0	0	0	0	0	601.038
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	3.922	0	0	0	0	0	3.922
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	1.070	0	0	0	0	0	1.070
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	713	0	0	0	0	0	713
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	713	0	0	0	0	0	713
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	13.910	0	0	0	0	0	13.910
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	3.794	0	0	0	0	0	3.794
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	2.529	0	0	0	0	0	2.529
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	2.529	0	0	0	0	0	2.529
401	06	95	00	Otros aportes legales por personal contratado	543.121	0	0	0	0	0	543.121
401	07	00	00	Asistencia socio-económica	61.744.413	0	0	0	0	0	61.744.413
401	07	01	00	Capacitación y adiestramiento a empleados	362.705	0	0	0	0	0	362.705
401	07	02	00	Becas a empleados	4.299.600	0	0	0	0	0	4.299.600
401	07	03	00	Ayudas por matrimonio a empleados	109.600	0	0	0	0	0	109.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	118.000	0	0	0	0	0	118.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 260001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	05	00	Ayudas por defunción a empleados	122.500	0	0	0	0	0	122.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.900.000	0	0	0	0	0	1.900.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	12.361.330	0	0	0	0	0	12.361.330
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.850.000	0	0	0	0	0	2.850.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.309.779	0	0	0	0	0	2.309.779
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.920.000	0	0	0	0	0	3.920.000
401	07	18	00	Becas a obreros	3.600.000	0	0	0	0	0	3.600.000
401	07	19	00	Ayudas por matrimonio de obreros	50.000	0	0	0	0	0	50.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	45.000	0	0	0	0	0	45.000
401	07	21	00	Ayudas por defunción a obreros	87.500	0	0	0	0	0	87.500
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.091.200	0	0	0	0	0	2.091.200
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	12.166.729	0	0	0	0	0	12.166.729
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.405.000	0	0	0	0	0	2.405.000
401	07	26	00	Dotación de uniformes a obreros	7.842.000	0	0	0	0	0	7.842.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	3.479.154	0	0	0	0	0	3.479.154
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.600.000	0	0	0	0	0	1.600.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	5.348	0	0	0	0	0	5.348
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	18.968	0	0	0	0	0	18.968
401	08	00	00	Prestaciones sociales e indemnizaciones	54.012.084	0	0	0	0	0	54.012.084
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	24.268.449	0	0	0	0	0	24.268.449
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	23.092.163	0	0	0	0	0	23.092.163
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.613.026	0	0	0	0	0	6.613.026
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	12.102	0	0	0	0	0	12.102
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	26.344	0	0	0	0	0	26.344
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	130.984	0	0	0	0	0	130.984
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	130.984	0	0	0	0	0	130.984

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 260001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**5.982.833**	**0**	**0**	**0**	**0**	**0**	**5.982.833**
403	10	00	00	Servicios profesionales y técnicos	1.164.292	0	0	0	0	0	1.164.292
403	10	07	00	Servicios de capacitación y adiestramiento	1.164.292	0	0	0	0	0	1.164.292
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.871.705	0	0	0	0	0	2.871.705
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.871.705	0	0	0	0	0	2.871.705
403	18	00	00	Impuestos indirectos	240.835	0	0	0	0	0	240.835
403	18	01	00	Impuesto al valor agregado	240.835	0	0	0	0	0	240.835
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.706.001	0	0	0	0	0	1.706.001
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.706.001	0	0	0	0	0	1.706.001
				Totales	**554.714.193**	**0**	**0**	**0**	**0**	**0**	**554.714.193**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**27.455.630**	0	0	0	0	0	**27.455.630**
402	01	00	00	Productos alimenticios y agropecuarios	6.211.922	0	0	0	0	0	6.211.922
402	01	01	00	Alimentos y bebidas para personas	6.211.922	0	0	0	0	0	6.211.922
402	02	00	00	Productos de minas, canteras y yacimientos	14.257	0	0	0	0	0	14.257
402	02	05	00	Piedra, arcilla, arena y tierra	14.257	0	0	0	0	0	14.257
402	03	00	00	Textiles y vestuarios	737.151	0	0	0	0	0	737.151
402	03	01	00	Textiles	180.726	0	0	0	0	0	180.726
402	03	02	00	Prendas de vestir	526.425	0	0	0	0	0	526.425
402	03	03	00	Calzados	30.000	0	0	0	0	0	30.000
402	04	00	00	Productos de cuero y caucho	1.064.800	0	0	0	0	0	1.064.800
402	04	03	00	Cauchos y tripas para vehículos	1.064.800	0	0	0	0	0	1.064.800
402	05	00	00	Productos de papel, cartón e impresos	2.580.750	0	0	0	0	0	2.580.750
402	05	01	00	Pulpa de madera, papel y cartón	643.319	0	0	0	0	0	643.319
402	05	03	00	Productos de papel y cartón para oficina	1.823.832	0	0	0	0	0	1.823.832
402	05	04	00	Libros, revistas y periódicos	32.744	0	0	0	0	0	32.744
402	05	05	00	Material de enseñanza	53.215	0	0	0	0	0	53.215
402	05	06	00	Productos de papel y cartón para computación	17.500	0	0	0	0	0	17.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.140	0	0	0	0	0	10.140
402	06	00	00	Productos químicos y derivados	7.508.132	0	0	0	0	0	7.508.132
402	06	01	00	Sustancias químicas y de uso industrial	2.157.732	0	0	0	0	0	2.157.732
402	06	02	00	Abonos, plaguicidas y otros	1.200	0	0	0	0	0	1.200
402	06	03	00	Tintas, pinturas y colorantes	758.754	0	0	0	0	0	758.754
402	06	04	00	Productos farmacéuticos y medicamentos	1.900.000	0	0	0	0	0	1.900.000
402	06	05	00	Productos de tocador	800	0	0	0	0	0	800
402	06	06	00	Combustibles y lubricantes	1.938.140	0	0	0	0	0	1.938.140
402	06	08	00	Productos plásticos	751.506	0	0	0	0	0	751.506
402	07	00	00	Productos minerales no metálicos	426.131	0	0	0	0	0	426.131
402	07	02	00	Vidrios y productos de vidrio	399.620	0	0	0	0	0	399.620
402	07	04	00	Cemento, cal y yeso	26.511	0	0	0	0	0	26.511
402	08	00	00	Productos metálicos	1.177.510	0	0	0	0	0	1.177.510
402	08	01	00	Productos primarios de hierro y acero	52.885	0	0	0	0	0	52.885
402	08	02	00	Productos de metales no ferrosos	8.340	0	0	0	0	0	8.340
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	522.955	0	0	0	0	0	522.955

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	418.530	0	0	0	0	0	418.530
402	08	10	00	Repuestos y accesorios para otros equipos	174.800	0	0	0	0	0	174.800
402	09	00	00	Productos de madera	51.980	0	0	0	0	0	51.980
402	09	01	00	Productos primarios de madera	51.980	0	0	0	0	0	51.980
402	10	00	00	Productos varios y útiles diversos	5.751.197	0	0	0	0	0	5.751.197
402	10	01	00	Artículos de deporte, recreación y juguetes	69.183	0	0	0	0	0	69.183
402	10	02	00	Materiales y útiles de limpieza y aseo	1.013.196	0	0	0	0	0	1.013.196
402	10	03	00	Utensilios de cocina y comedor	61.791	0	0	0	0	0	61.791
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.881.963	0	0	0	0	0	1.881.963
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	673.253	0	0	0	0	0	673.253
402	10	06	00	Condecoraciones, ofrendas y similares	322.672	0	0	0	0	0	322.672
402	10	07	00	Productos de seguridad en el trabajo	164.825	0	0	0	0	0	164.825
402	10	08	00	Materiales para equipos de computación	813.903	0	0	0	0	0	813.903
402	10	11	00	Materiales eléctricos	453.590	0	0	0	0	0	453.590
402	10	12	00	Materiales para instalaciones sanitarias	296.501	0	0	0	0	0	296.501
402	10	13	00	Materiales fotográficos	320	0	0	0	0	0	320
402	99	00	00	Otros materiales y suministros	1.931.800	0	0	0	0	0	1.931.800
402	99	01	00	Otros materiales y suministros	1.931.800	0	0	0	0	0	1.931.800
403	**00**	**00**	**00**	**Servicios no personales**	**83.079.532**	**0**	**0**	**0**	**0**	**0**	**83.079.532**
403	01	00	00	Alquileres de inmuebles	686.320	0	0	0	0	0	686.320
403	01	01	00	Alquileres de edificios y locales	686.320	0	0	0	0	0	686.320
403	02	00	00	Alquileres de maquinaria y equipos	3.845.000	0	0	0	0	0	3.845.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.845.000	0	0	0	0	0	3.845.000
403	04	00	00	Servicios básicos	34.422.292	0	0	0	0	0	34.422.292
403	04	01	00	Electricidad	7.112.242	0	0	0	0	0	7.112.242
403	04	03	00	Agua	7.059.000	0	0	0	0	0	7.059.000
403	04	04	00	Teléfonos	17.900.343	0	0	0	0	0	17.900.343
403	04	05	00	Servicio de comunicaciones	1.396.567	0	0	0	0	0	1.396.567
403	04	06	00	Servicio de aseo urbano y domiciliario	704.140	0	0	0	0	0	704.140
403	04	07	00	Servicio de condominio	250.000	0	0	0	0	0	250.000
403	06	00	00	Servicios de transporte y almacenaje	660.135	0	0	0	0	0	660.135
403	06	01	00	Fletes y embalajes	60.000	0	0	0	0	0	60.000
403	06	02	00	Almacenaje	500.000	0	0	0	0	0	500.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	100.135	0	0	0	0	0	100.135
403	07	00	00	Servicios de información, impresión y relaciones públicas	991.305	0	0	0	0	0	991.305
403	07	01	00	Publicidad y propaganda	178.666	0	0	0	0	0	178.666
403	07	02	00	Imprenta y reproducción	212.639	0	0	0	0	0	212.639
403	07	03	00	Relaciones sociales	150.000	0	0	0	0	0	150.000
403	07	04	00	Avisos	450.000	0	0	0	0	0	450.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.078.893	0	0	0	0	0	11.078.893
403	08	01	00	Primas y gastos de seguros	10.918.949	0	0	0	0	0	10.918.949
403	08	02	00	Comisiones y gastos bancarios	159.944	0	0	0	0	0	159.944
403	09	00	00	Viáticos y pasajes	1.713.016	0	0	0	0	0	1.713.016
403	09	01	00	Viáticos y pasajes dentro del país	979.120	0	0	0	0	0	979.120
403	09	02	00	Viáticos y pasajes fuera del país	733.896	0	0	0	0	0	733.896
403	10	00	00	Servicios profesionales y técnicos	1.583.217	0	0	0	0	0	1.583.217
403	10	03	00	Servicios de procesamiento de datos	284.000	0	0	0	0	0	284.000
403	10	09	00	Servicios de lavandería y tintorería	13.000	0	0	0	0	0	13.000
403	10	11	00	Servicios para la elaboración y suministro de comida	805.000	0	0	0	0	0	805.000
403	10	99	00	Otros servicios profesionales y técnicos	481.217	0	0	0	0	0	481.217
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.714.000	0	0	0	0	0	5.714.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.410.000	0	0	0	0	0	3.410.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	0	100.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	1.771.000	0	0	0	0	0	1.771.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	413.000	0	0	0	0	0	413.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	12	00	00	Conservación y reparaciones menores de obras	4.137.207	0	0	0	0	0	4.137.207
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.137.207	0	0	0	0	0	4.137.207
403	15	00	00	Servicios fiscales	134.655	0	0	0	0	0	134.655
403	15	01	00	Derechos de importación y servicios aduaneros	13.680	0	0	0	0	0	13.680
403	15	02	00	Tasas y otros derechos obligatorios	120.975	0	0	0	0	0	120.975
403	16	00	00	Servicios de diversión, esparcimiento y culturales	800.000	0	0	0	0	0	800.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	800.000	0	0	0	0	0	800.000
403	18	00	00	Impuestos indirectos	11.833.016	0	0	0	0	0	11.833.016
403	18	01	00	Impuesto al valor agregado	11.833.016	0	0	0	0	0	11.833.016

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	5.480.476	0	0	0	0	0	5.480.476
403	99	01	00	Otros servicios no personales	5.480.476	0	0	0	0	0	5.480.476
404	**00**	**00**	**00**	**Activos reales**	**20.860.274**	**0**	**0**	**0**	**0**	**0**	**20.860.274**
404	01	00	00	Repuestos y reparaciones mayores	231.500	0	0	0	0	0	231.500
404	01	01	00	Repuestos mayores	31.500	0	0	0	0	0	31.500
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	31.500	0	0	0	0	0	31.500
404	01	02	00	Reparaciones mayores de maquinaria y equipos	200.000	0	0	0	0	0	200.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	345.379	0	0	0	0	0	345.379
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	54.779	0	0	0	0	0	54.779
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	265.600	0	0	0	0	0	265.600
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	25.000	0	0	0	0	0	25.000
404	04	00	00	Equipos de transporte, tracción y elevación	10.403.576	0	0	0	0	0	10.403.576
404	04	01	00	Vehículos automotores terrestres	7.203.576	0	0	0	0	0	7.203.576
404	04	99	00	Otros equipos de transporte, tracción y elevación	3.200.000	0	0	0	0	0	3.200.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	435.963	0	0	0	0	0	435.963
404	05	01	00	Equipos de telecomunicaciones	435.963	0	0	0	0	0	435.963
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	164.147	0	0	0	0	0	164.147
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	164.147	0	0	0	0	0	164.147
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.616.990	0	0	0	0	0	4.616.990
404	07	01	00	Equipos científicos y de laboratorio	4.293.400	0	0	0	0	0	4.293.400
404	07	02	00	Equipos de enseñanza, deporte y recreación	283.590	0	0	0	0	0	283.590
404	07	03	00	Obras de arte	40.000	0	0	0	0	0	40.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.192.314	0	0	0	0	0	4.192.314
404	09	01	00	Mobiliario y equipos de oficina	2.511.800	0	0	0	0	0	2.511.800
404	09	02	00	Equipos de computación	1.263.544	0	0	0	0	0	1.263.544
404	09	03	00	Mobiliario y equipos de alojamiento	416.970	0	0	0	0	0	416.970
404	12	00	00	Activos intangibles	60.000	0	0	0	0	0	60.000
404	12	04	00	Paquetes y programas de computación	60.000	0	0	0	0	0	60.000
404	99	00	00	Otros activos reales	410.405	0	0	0	0	0	410.405
404	99	01	00	Otros activos reales	410.405	0	0	0	0	0	410.405
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**55.791.237**	**0**	**0**	**0**	**0**	**0**	**55.791.237**
406	01	00	00	Gastos de defensa y seguridad del Estado	55.791.237	0	0	0	0	0	55.791.237

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
406	01	01	00	Gastos de defensa y seguridad del Estado	55.791.237	0	0	0	0	0	55.791.237
407	**00**	**00**	**00**	**Transferencias y donaciones**	**227.215.414**	**0**	**0**	**0**	**0**	**0**	**227.215.414**
407	01	00	00	Transferencias y donaciones corrientes internas	227.215.414	0	0	0	0	0	227.215.414
407	01	01	00	Transferencias corrientes internas al sector privado	152.500	0	0	0	0	0	152.500
407	01	01	76	Subsidios a entidades religiosas	130.000	0	0	0	0	0	130.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	22.500	0	0	0	0	0	22.500
407	01	02	00	Donaciones corrientes internas al sector privado	2.216.692	0	0	0	0	0	2.216.692
407	01	02	01	Donaciones corrientes a personas	2.216.692	0	0	0	0	0	2.216.692
407	01	03	00	Transferencias corrientes internas al sector público	224.846.222	0	0	0	0	0	224.846.222
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	224.846.222	0	0	0	0	0	224.846.222
411	**00**	**00**	**00**	**Disminución de pasivos**	**19.490.339**	**0**	**0**	**0**	**0**	**0**	**19.490.339**
411	11	00	00	Obligaciones de ejercicios anteriores	19.490.339	0	0	0	0	0	19.490.339
411	11	04	00	Compromisos pendientes de ejercicios anteriores	18.000.000	0	0	0	0	0	18.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	1.490.339	0	0	0	0	0	1.490.339
				Totales	**433.892.426**	**0**	**0**	**0**	**0**	**0**	**433.892.426**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**224.998.722**	**0**	**0**	**0**	**0**	**0**	**224.998.722**
407	01	00	00	Transferencias y donaciones corrientes internas	224.998.722	0	0	0	0	0	224.998.722
407	01	01	00	Transferencias corrientes internas al sector privado	152.500	0	0	0	0	0	152.500
407	01	01	76	Subsidios a entidades religiosas	130.000	0	0	0	0	0	130.000
				- S0871 Otras ayudas para reparar edificaciones Eclesiásticas	130.000	0	0	0	0	0	130.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	22.500	0	0	0	0	0	22.500
				- S0932 Sociedad Bolivariana	22.500	0	0	0	0	0	22.500
407	01	03	00	Transferencias corrientes internas al sector público	224.846.222	0	0	0	0	0	224.846.222
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	224.846.222	0	0	0	0	0	224.846.222
				- A0145 Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganíqueles	1.659.248	0	0	0	0	0	1.659.248
				- A0220 Servicio Nacional de Administración y Enajenación de Bienes Asegurados o Incautados, Confiscados y Decomisados	5.000.000	0	0	0	0	0	5.000.000
				- A0423 Fundación Misión Identidad	46.648.817	0	0	0	0	0	46.648.817
				- A0498 Fundación para la Asistencia Social de la Policía Metropolitana (FUNDAPOL)	300.000	0	0	0	0	0	300.000
				- A1342 Servicio Administrativo de Identificación, Migración y Extranjería (SAIME)	47.125.141	0	0	0	0	0	47.125.141
				- A1358 Universidad Nacional Experimental de la Seguridad (UNES)	100.000.000	0	0	0	0	0	100.000.000
				- A1605 Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)	24.113.016	0	0	0	0	0	24.113.016
				Totales	**224.998.722**	**0**	**0**	**0**	**0**	**0**	**224.998.722**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 260002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**27.455.630**	**0**	**0**	**0**	**0**	**0**	**27.455.630**
402	01	00	00	Productos alimenticios y agropecuarios	6.211.922	0	0	0	0	0	6.211.922
402	01	01	00	Alimentos y bebidas para personas	6.211.922	0	0	0	0	0	6.211.922
402	02	00	00	Productos de minas, canteras y yacimientos	14.257	0	0	0	0	0	14.257
402	02	05	00	Piedra, arcilla, arena y tierra	14.257	0	0	0	0	0	14.257
402	03	00	00	Textiles y vestuarios	737.151	0	0	0	0	0	737.151
402	03	01	00	Textiles	180.726	0	0	0	0	0	180.726
402	03	02	00	Prendas de vestir	526.425	0	0	0	0	0	526.425
402	03	03	00	Calzados	30.000	0	0	0	0	0	30.000
402	04	00	00	Productos de cuero y caucho	1.064.800	0	0	0	0	0	1.064.800
402	04	03	00	Cauchos y tripas para vehículos	1.064.800	0	0	0	0	0	1.064.800
402	05	00	00	Productos de papel, cartón e impresos	2.580.750	0	0	0	0	0	2.580.750
402	05	01	00	Pulpa de madera, papel y cartón	643.319	0	0	0	0	0	643.319
402	05	03	00	Productos de papel y cartón para oficina	1.823.832	0	0	0	0	0	1.823.832
402	05	04	00	Libros, revistas y periódicos	32.744	0	0	0	0	0	32.744
402	05	05	00	Material de enseñanza	53.215	0	0	0	0	0	53.215
402	05	06	00	Productos de papel y cartón para computación	17.500	0	0	0	0	0	17.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.140	0	0	0	0	0	10.140
402	06	00	00	Productos químicos y derivados	7.508.132	0	0	0	0	0	7.508.132
402	06	01	00	Sustancias químicas y de uso industrial	2.157.732	0	0	0	0	0	2.157.732
402	06	02	00	Abonos, plaguicidas y otros	1.200	0	0	0	0	0	1.200
402	06	03	00	Tintas, pinturas y colorantes	758.754	0	0	0	0	0	758.754
402	06	04	00	Productos farmacéuticos y medicamentos	1.900.000	0	0	0	0	0	1.900.000
402	06	05	00	Productos de tocador	800	0	0	0	0	0	800
402	06	06	00	Combustibles y lubricantes	1.938.140	0	0	0	0	0	1.938.140
402	06	08	00	Productos plásticos	751.506	0	0	0	0	0	751.506
402	07	00	00	Productos minerales no metálicos	426.131	0	0	0	0	0	426.131
402	07	02	00	Vidrios y productos de vidrio	399.620	0	0	0	0	0	399.620

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 260002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	04	00	Cemento, cal y yeso	26.511	0	0	0	0	0	26.511
402	08	00	00	Productos metálicos	1.177.510	0	0	0	0	0	1.177.510
402	08	01	00	Productos primarios de hierro y acero	52.885	0	0	0	0	0	52.885
402	08	02	00	Productos de metales no ferrosos	8.340	0	0	0	0	0	8.340
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	522.955	0	0	0	0	0	522.955
402	08	09	00	Repuestos y accesorios para equipos de transporte	418.530	0	0	0	0	0	418.530
402	08	10	00	Repuestos y accesorios para otros equipos	174.800	0	0	0	0	0	174.800
402	09	00	00	Productos de madera	51.980	0	0	0	0	0	51.980
402	09	01	00	Productos primarios de madera	51.980	0	0	0	0	0	51.980
402	10	00	00	Productos varios y útiles diversos	5.751.197	0	0	0	0	0	5.751.197
402	10	01	00	Artículos de deporte, recreación y juguetes	69.183	0	0	0	0	0	69.183
402	10	02	00	Materiales y útiles de limpieza y aseo	1.013.196	0	0	0	0	0	1.013.196
402	10	03	00	Utensilios de cocina y comedor	61.791	0	0	0	0	0	61.791
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.881.963	0	0	0	0	0	1.881.963
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	673.253	0	0	0	0	0	673.253
402	10	06	00	Condecoraciones, ofrendas y similares	322.672	0	0	0	0	0	322.672
402	10	07	00	Productos de seguridad en el trabajo	164.825	0	0	0	0	0	164.825
402	10	08	00	Materiales para equipos de computación	813.903	0	0	0	0	0	813.903
402	10	11	00	Materiales eléctricos	453.590	0	0	0	0	0	453.590
402	10	12	00	Materiales para instalaciones sanitarias	296.501	0	0	0	0	0	296.501
402	10	13	00	Materiales fotográficos	320	0	0	0	0	0	320
402	99	00	00	Otros materiales y suministros	1.931.800	0	0	0	0	0	1.931.800
402	99	01	00	Otros materiales y suministros	1.931.800	0	0	0	0	0	1.931.800
403	**00**	**00**	**00**	**Servicios no personales**	**83.079.532**	**0**	**0**	**0**	**0**	**0**	**83.079.532**
403	01	00	00	Alquileres de inmuebles	686.320	0	0	0	0	0	686.320
403	01	01	00	Alquileres de edificios y locales	686.320	0	0	0	0	0	686.320
403	02	00	00	Alquileres de maquinaria y equipos	3.845.000	0	0	0	0	0	3.845.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.845.000	0	0	0	0	0	3.845.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 260002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	00	00	Servicios básicos	34.422.292	0	0	0	0	0	34.422.292
403	04	01	00	Electricidad	7.112.242	0	0	0	0	0	7.112.242
403	04	03	00	Agua	7.059.000	0	0	0	0	0	7.059.000
403	04	04	00	Teléfonos	17.900.343	0	0	0	0	0	17.900.343
403	04	05	00	Servicio de comunicaciones	1.396.567	0	0	0	0	0	1.396.567
403	04	06	00	Servicio de aseo urbano y domiciliario	704.140	0	0	0	0	0	704.140
403	04	07	00	Servicio de condominio	250.000	0	0	0	0	0	250.000
403	06	00	00	Servicios de transporte y almacenaje	660.135	0	0	0	0	0	660.135
403	06	01	00	Fletes y embalajes	60.000	0	0	0	0	0	60.000
403	06	02	00	Almacenaje	500.000	0	0	0	0	0	500.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	100.135	0	0	0	0	0	100.135
403	07	00	00	Servicios de información, impresión y relaciones públicas	991.305	0	0	0	0	0	991.305
403	07	01	00	Publicidad y propaganda	178.666	0	0	0	0	0	178.666
403	07	02	00	Imprenta y reproducción	212.639	0	0	0	0	0	212.639
403	07	03	00	Relaciones sociales	150.000	0	0	0	0	0	150.000
403	07	04	00	Avisos	450.000	0	0	0	0	0	450.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.078.893	0	0	0	0	0	11.078.893
403	08	01	00	Primas y gastos de seguros	10.918.949	0	0	0	0	0	10.918.949
403	08	02	00	Comisiones y gastos bancarios	159.944	0	0	0	0	0	159.944
403	09	00	00	Viáticos y pasajes	1.713.016	0	0	0	0	0	1.713.016
403	09	01	00	Viáticos y pasajes dentro del país	979.120	0	0	0	0	0	979.120
403	09	02	00	Viáticos y pasajes fuera del país	733.896	0	0	0	0	0	733.896
403	10	00	00	Servicios profesionales y técnicos	1.583.217	0	0	0	0	0	1.583.217
403	10	03	00	Servicios de procesamiento de datos	284.000	0	0	0	0	0	284.000
403	10	09	00	Servicios de lavandería y tintorería	13.000	0	0	0	0	0	13.000
403	10	11	00	Servicios para la elaboración y suministro de comida	805.000	0	0	0	0	0	805.000
403	10	99	00	Otros servicios profesionales y técnicos	481.217	0	0	0	0	0	481.217
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.714.000	0	0	0	0	0	5.714.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA **ACCIÓN CENTRALIZADA:** 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 260002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.410.000	0	0	0	0	0	3.410.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	0	100.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	1.771.000	0	0	0	0	0	1.771.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	413.000	0	0	0	0	0	413.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	12	00	00	Conservación y reparaciones menores de obras	4.137.207	0	0	0	0	0	4.137.207
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.137.207	0	0	0	0	0	4.137.207
403	15	00	00	Servicios fiscales	134.655	0	0	0	0	0	134.655
403	15	01	00	Derechos de importación y servicios aduaneros	13.680	0	0	0	0	0	13.680
403	15	02	00	Tasas y otros derechos obligatorios	120.975	0	0	0	0	0	120.975
403	16	00	00	Servicios de diversión, esparcimiento y culturales	800.000	0	0	0	0	0	800.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	800.000	0	0	0	0	0	800.000
403	18	00	00	Impuestos indirectos	11.833.016	0	0	0	0	0	11.833.016
403	18	01	00	Impuesto al valor agregado	11.833.016	0	0	0	0	0	11.833.016
403	99	00	00	Otros servicios no personales	5.480.476	0	0	0	0	0	5.480.476
403	99	01	00	Otros servicios no personales	5.480.476	0	0	0	0	0	5.480.476
404	**00**	**00**	**00**	**Activos reales**	**20.860.274**	**0**	**0**	**0**	**0**	**0**	**20.860.274**
404	01	00	00	Repuestos y reparaciones mayores	231.500	0	0	0	0	0	231.500
404	01	01	00	Repuestos mayores	31.500	0	0	0	0	0	31.500
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	31.500	0	0	0	0	0	31.500
404	01	02	00	Reparaciones mayores de maquinaria y equipos	200.000	0	0	0	0	0	200.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	345.379	0	0	0	0	0	345.379
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	54.779	0	0	0	0	0	54.779
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	265.600	0	0	0	0	0	265.600
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	25.000	0	0	0	0	0	25.000
404	04	00	00	Equipos de transporte, tracción y elevación	10.403.576	0	0	0	0	0	10.403.576

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 260002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	01	00	Vehículos automotores terrestres	7.203.576	0	0	0	0	0	7.203.576
404	04	99	00	Otros equipos de transporte, tracción y elevación	3.200.000	0	0	0	0	0	3.200.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	435.963	0	0	0	0	0	435.963
404	05	01	00	Equipos de telecomunicaciones	435.963	0	0	0	0	0	435.963
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	164.147	0	0	0	0	0	164.147
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	164.147	0	0	0	0	0	164.147
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.616.990	0	0	0	0	0	4.616.990
404	07	01	00	Equipos científicos y de laboratorio	4.293.400	0	0	0	0	0	4.293.400
404	07	02	00	Equipos de enseñanza, deporte y recreación	283.590	0	0	0	0	0	283.590
404	07	03	00	Obras de arte	40.000	0	0	0	0	0	40.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.192.314	0	0	0	0	0	4.192.314
404	09	01	00	Mobiliario y equipos de oficina	2.511.800	0	0	0	0	0	2.511.800
404	09	02	00	Equipos de computación	1.263.544	0	0	0	0	0	1.263.544
404	09	03	00	Mobiliario y equipos de alojamiento	416.970	0	0	0	0	0	416.970
404	12	00	00	Activos intangibles	60.000	0	0	0	0	0	60.000
404	12	04	00	Paquetes y programas de computación	60.000	0	0	0	0	0	60.000
404	99	00	00	Otros activos reales	410.405	0	0	0	0	0	410.405
404	99	01	00	Otros activos reales	410.405	0	0	0	0	0	410.405
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**55.791.237**	**0**	**0**	**0**	**0**	**0**	**55.791.237**
406	01	00	00	Gastos de defensa y seguridad del Estado	55.791.237	0	0	0	0	0	55.791.237
406	01	01	00	Gastos de defensa y seguridad del Estado	55.791.237	0	0	0	0	0	55.791.237
411	**00**	**00**	**00**	**Disminución de pasivos**	**19.490.339**	**0**	**0**	**0**	**0**	**0**	**19.490.339**
411	11	00	00	Obligaciones de ejercicios anteriores	19.490.339	0	0	0	0	0	19.490.339
411	11	04	00	Compromisos pendientes de ejercicios anteriores	18.000.000	0	0	0	0	0	18.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	1.490.339	0	0	0	0	0	1.490.339
				Totales	**206.677.012**	**0**	**0**	**0**	**0**	**0**	**206.677.012**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2013**

ACCIÓN ESPECÍFICA: 260002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.369.192**	**0**	**0**	**0**	**0**	**0**	**2.369.192**
407	01	00	00	Transferencias y donaciones corrientes internas	2.369.192	0	0	0	0	0	2.369.192
407	01	01	00	Transferencias corrientes internas al sector privado	152.500	0	0	0	0	0	152.500
407	01	01	76	Subsidios a entidades religiosas	130.000	0	0	0	0	0	130.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	22.500	0	0	0	0	0	22.500
407	01	02	00	Donaciones corrientes internas al sector privado	2.216.692	0	0	0	0	0	2.216.692
407	01	02	01	Donaciones corrientes a personas	2.216.692	0	0	0	0	0	2.216.692
				Totales	**2.369.192**	**0**	**0**	**0**	**0**	**0**	**2.369.192**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 260002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**224.846.222**	**0**	**0**	**0**	**0**	**0**	**224.846.222**
407	01	00	00	Transferencias y donaciones corrientes internas	224.846.222	0	0	0	0	0	224.846.222
407	01	03	00	Transferencias corrientes internas al sector público	224.846.222	0	0	0	0	0	224.846.222
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	224.846.222	0	0	0	0	0	224.846.222
				Totales	**224.846.222**	**0**	**0**	**0**	**0**	**0**	**224.846.222**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**194.626.148**	**0**	**0**	**0**	**0**	**0**	**194.626.148**
407	01	00	00	Transferencias y donaciones corrientes internas	194.626.148	0	0	0	0	0	194.626.148
407	01	01	00	Transferencias corrientes internas al sector privado	194.626.148	0	0	0	0	0	194.626.148
407	01	01	01	Pensiones del personal empleado, obrero y militar	56.189.071	0	0	0	0	0	56.189.071
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	119.723.591	0	0	0	0	0	119.723.591
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.015.365	0	0	0	0	0	1.015.365
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.475.021	0	0	0	0	0	2.475.021
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.896.800	0	0	0	0	0	1.896.800
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.199.958	0	0	0	0	0	2.199.958
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	7.074.941	0	0	0	0	0	7.074.941
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	4.051.401	0	0	0	0	0	4.051.401
				Totales	**194.626.148**	**0**	**0**	**0**	**0**	**0**	**194.626.148**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 260003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**194.626.148**	**0**	**0**	**0**	**0**	**0**	**194.626.148**
407	01	00	00	Transferencias y donaciones corrientes internas	194.626.148	0	0	0	0	0	194.626.148
407	01	01	00	Transferencias corrientes internas al sector privado	194.626.148	0	0	0	0	0	194.626.148
407	01	01	01	Pensiones del personal empleado, obrero y militar	56.189.071	0	0	0	0	0	56.189.071
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	119.723.591	0	0	0	0	0	119.723.591
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.015.365	0	0	0	0	0	1.015.365
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.475.021	0	0	0	0	0	2.475.021
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.896.800	0	0	0	0	0	1.896.800
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.199.958	0	0	0	0	0	2.199.958
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	7.074.941	0	0	0	0	0	7.074.941
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	4.051.401	0	0	0	0	0	4.051.401
				Totales	**194.626.148**	**0**	**0**	**0**	**0**	**0**	**194.626.148**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**60.333.929.609**	**0**	**0**	**0**	**0**	**0**	**60.333.929.609**
407	01	00	00	Transferencias y donaciones corrientes internas	100.000.000	0	0	0	0	0	100.000.000
407	01	03	00	Transferencias corrientes internas al sector público	100.000.000	0	0	0	0	0	100.000.000
407	01	03	10	Transferencias corrientes al Poder Estadal	100.000.000	0	0	0	0	0	100.000.000
407	05	00	00	Situado	60.183.929.609	0	0	0	0	0	60.183.929.609
407	05	01	00	Situado Constitucional	60.183.929.609	0	0	0	0	0	60.183.929.609
407	05	01	01	Situado Estadal	48.147.143.687	0	0	0	0	0	48.147.143.687
407	05	01	02	Situado Municipal	12.036.785.922	0	0	0	0	0	12.036.785.922
407	07	00	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000
407	07	01	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000
				Totales	**60.333.929.609**	**0**	**0**	**0**	**0**	**0**	**60.333.929.609**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**60.333.929.609**	**0**	**0**	**0**	**0**	**0**	**60.333.929.609**
407	01	00	00	Transferencias y donaciones corrientes internas	100.000.000	0	0	0	0	0	100.000.000
407	01	03	00	Transferencias corrientes internas al sector público	100.000.000	0	0	0	0	0	100.000.000
407	01	03	10	Transferencias corrientes al Poder Estadal	100.000.000	0	0	0	0	0	100.000.000
				- E7700 Territorio Insular Francisco de Miranda	100.000.000	0	0	0	0	0	100.000.000
407	05	00	00	Situado	60.183.929.609	0	0	0	0	0	60.183.929.609
407	05	01	00	Situado Constitucional	60.183.929.609	0	0	0	0	0	60.183.929.609
407	05	01	01	Situado Estadal	48.147.143.687	0	0	0	0	0	48.147.143.687
				- E5000 Distrito Capital	2.971.976.358	0	0	0	0	0	2.971.976.358
				- E5100 Estado Amazonas	785.787.506	0	0	0	0	0	785.787.506
				- E5200 Estado Anzoátegui	2.414.652.680	0	0	0	0	0	2.414.652.680
				- E5300 Estado Apure	1.209.982.194	0	0	0	0	0	1.209.982.194
				- E5400 Estado Aragua	2.617.764.142	0	0	0	0	0	2.617.764.142
				- E5500 Estado Barinas	1.556.806.304	0	0	0	0	0	1.556.806.304
				- E5600 Estado Bolívar	2.504.578.570	0	0	0	0	0	2.504.578.570
				- E5700 Estado Carabobo	3.320.898.421	0	0	0	0	0	3.320.898.421
				- E5800 Estado Cojedes	977.607.795	0	0	0	0	0	977.607.795
				- E5900 Estado Delta Amacuro	796.285.101	0	0	0	0	0	796.285.101
				- E6000 Estado Falcón	1.717.409.885	0	0	0	0	0	1.717.409.885
				- E6100 Estado Guárico	1.530.556.729	0	0	0	0	0	1.530.556.729
				- E6200 Estado Lara	2.798.611.806	0	0	0	0	0	2.798.611.806
				- E6300 Estado Mérida	1.651.885.985	0	0	0	0	0	1.651.885.985
				- E6400 Estado Miranda	4.074.869.805	0	0	0	0	0	4.074.869.805
				- E6500 Estado Monagas	1.677.404.572	0	0	0	0	0	1.677.404.572
				- E6600 Estado Nueva Esparta	1.131.396.658	0	0	0	0	0	1.131.396.658
				- E6700 Estado Portuguesa	1.694.522.402	0	0	0	0	0	1.694.522.402
				- E6800 Estado Sucre	1.727.526.338	0	0	0	0	0	1.727.526.338
				- E6900 Estado Táchira	2.061.914.732	0	0	0	0	0	2.061.914.732
				- E7000 Estado Trujillo	1.489.202.333	0	0	0	0	0	1.489.202.333
				- E7100 Estado Yaracuy	1.352.037.269	0	0	0	0	0	1.352.037.269

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E7200 Estado Zulia	5.092.730.726	0	0	0	0	0	5.092.730.726
				- E7300 Estado Vargas	990.735.376	0	0	0	0	0	990.735.376
407	05	01	02	Situado Municipal	12.036.785.922	0	0	0	0	0	12.036.785.922
				- E5001 Municipio Libertador	668.694.680	0	0	0	0	0	668.694.680
				- E5101 Municipio Atures	79.273.150	0	0	0	0	0	79.273.150
				- E5102 Municipio Alto Orinoco	24.184.040	0	0	0	0	0	24.184.040
				- E5103 Municipio Atabapo	21.498.561	0	0	0	0	0	21.498.561
				- E5104 Municipio Autana	19.051.754	0	0	0	0	0	19.051.754
				- E5105 Municipio Guainía	14.618.322	0	0	0	0	0	14.618.322
				- E5106 Municipio Manapiare	21.329.322	0	0	0	0	0	21.329.322
				- E5107 Municipio Río Negro	16.491.728	0	0	0	0	0	16.491.728
				- E5201 Municipio Anaco	39.338.731	0	0	0	0	0	39.338.731
				- E5202 Municipio Aragua	21.367.720	0	0	0	0	0	21.367.720
				- E5203 Municipio Simón Bolívar	100.924.057	0	0	0	0	0	100.924.057
				- E5204 Municipio Manuel Ezequiel Bruzual	20.522.654	0	0	0	0	0	20.522.654
				- E5205 Municipio Francisco del Carmen Carvajal	15.599.309	0	0	0	0	0	15.599.309
				- E5206 Municipio Juan Manuel Cajigal	16.772.486	0	0	0	0	0	16.772.486
				- E5207 Municipio Diego Bautista Urbaneja	18.474.485	0	0	0	0	0	18.474.485
				- E5208 Municipio Pedro María Freites	33.455.070	0	0	0	0	0	33.455.070
				- E5209 Municipio San José de Guanipa	29.198.542	0	0	0	0	0	29.198.542
				- E5210 Municipio Guanta	19.273.595	0	0	0	0	0	19.273.595
				- E5211 Municipio Independencia	23.323.162	0	0	0	0	0	23.323.162
				- E5212 Municipio Libertad	17.229.396	0	0	0	0	0	17.229.396
				- E5213 Municipio Francisco de Miranda	25.323.035	0	0	0	0	0	25.323.035
				- E5214 Municipio José Gregorio Monagas	22.914.917	0	0	0	0	0	22.914.917
				- E5215 Municipio Fernando de Peñalver	19.540.931	0	0	0	0	0	19.540.931
				- E5216 Municipio Píritu	18.453.611	0	0	0	0	0	18.453.611
				- E5217 Municipio Simón Rodríguez	51.876.086	0	0	0	0	0	51.876.086
				- E5218 Municipio Juán Antonio Sotillo	63.706.513	0	0	0	0	0	63.706.513
				- E5219 Municipio San Juan de Capistrano	14.826.164	0	0	0	0	0	14.826.164

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E5220 Municipio Sir Mac Gregor	15.575.535	0	0	0	0	0	15.575.535
				- E5221 Municipio Santa Ana	15.967.171	0	0	0	0	0	15.967.171
				- E5301 Municipio Achaguas	43.371.625	0	0	0	0	0	43.371.625
				- E5302 Municipio Biruaca	37.380.944	0	0	0	0	0	37.380.944
				- E5303 Municipio Muñoz	30.537.452	0	0	0	0	0	30.537.452
				- E5304 Municipio Páez	58.021.844	0	0	0	0	0	58.021.844
				- E5305 Municipio Pedro Camejo	33.529.161	0	0	0	0	0	33.529.161
				- E5306 Municipio Rómulo Gallegos	29.478.911	0	0	0	0	0	29.478.911
				- E5307 Municipio San Fernando	70.175.612	0	0	0	0	0	70.175.612
				- E5401 Municipio Sucre	40.014.686	0	0	0	0	0	40.014.686
				- E5402 Municipio Bolívar	24.702.544	0	0	0	0	0	24.702.544
				- E5403 Municipio Camatagua	23.551.766	0	0	0	0	0	23.551.766
				- E5404 Municipio Girardot	101.795.704	0	0	0	0	0	101.795.704
				- E5405 Municipio José Angel Lamas	23.394.754	0	0	0	0	0	23.394.754
				- E5406 Municipio José Felix Ribas	49.315.943	0	0	0	0	0	49.315.943
				- E5407 Municipio Libertador	33.811.658	0	0	0	0	0	33.811.658
				- E5408 Municipio Santiago Mariño	57.637.257	0	0	0	0	0	57.637.257
				- E5409 Municipio Mario Briceño Iragorry	35.871.766	0	0	0	0	0	35.871.766
				- E5410 Municipio San Casimiro	23.854.570	0	0	0	0	0	23.854.570
				- E5411 Municipio San Sebastián	23.268.122	0	0	0	0	0	23.268.122
				- E5412 Municipio Santos Michelena	26.354.480	0	0	0	0	0	26.354.480
				- E5413 Municipio Tovar	21.226.346	0	0	0	0	0	21.226.346
				- E5414 Municipio Urdaneta	30.061.538	0	0	0	0	0	30.061.538
				- E5415 Municipio Zamora	48.650.625	0	0	0	0	0	48.650.625
				- E5416 Municipio José Rafael Revenga	27.143.592	0	0	0	0	0	27.143.592
				- E5417 Municipio Francisco Linares Alcántara	43.861.537	0	0	0	0	0	43.861.537
				- E5418 Municipio Ocumare de la Costa de Oro	19.924.147	0	0	0	0	0	19.924.147
				- E5501 Municipio Alberto Arvelo Torrealba	23.882.095	0	0	0	0	0	23.882.095
				- E5502 Municipio Antonio José de Sucre	35.587.763	0	0	0	0	0	35.587.763
				- E5503 Municipio Arismendi	23.441.704	0	0	0	0	0	23.441.704

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E5504 Municipio Barinas	97.806.364	0	0	0	0	0	97.806.364
				- E5505 Municipio Bolívar	27.541.097	0	0	0	0	0	27.541.097
				- E5506 Municipio Cruz Paredes	21.612.832	0	0	0	0	0	21.612.832
				- E5507 Municipio Ezequiel Zamora	30.256.427	0	0	0	0	0	30.256.427
				- E5508 Municipio Obispos	23.879.000	0	0	0	0	0	23.879.000
				- E5509 Municipio Pedraza	34.851.512	0	0	0	0	0	34.851.512
				- E5510 Municipio Rojas	25.940.001	0	0	0	0	0	25.940.001
				- E5511 Municipio Sosa	24.059.631	0	0	0	0	0	24.059.631
				- E5512 Municipio Andrés Eloy Blanco	20.343.150	0	0	0	0	0	20.343.150
				- E5601 Municipio Caroní	182.164.299	0	0	0	0	0	182.164.299
				- E5602 Municipio Cedeño	50.956.370	0	0	0	0	0	50.956.370
				- E5603 Municipio El Callao	31.269.827	0	0	0	0	0	31.269.827
				- E5604 Municipio Gran Sabana	37.353.537	0	0	0	0	0	37.353.537
				- E5605 Municipio Heres	96.363.301	0	0	0	0	0	96.363.301
				- E5606 Municipio Piar	49.265.620	0	0	0	0	0	49.265.620
				- E5607 Municipio Raúl Leoni	43.497.431	0	0	0	0	0	43.497.431
				- E5608 Municipio Roscio	31.472.307	0	0	0	0	0	31.472.307
				- E5609 Municipio Sifontes	36.976.610	0	0	0	0	0	36.976.610
				- E5610 Municipio Sucre	37.935.667	0	0	0	0	0	37.935.667
				- E5611 Municipio Padre Pedro Chien	28.889.673	0	0	0	0	0	28.889.673
				- E5701 Municipio Bejuma	39.607.484	0	0	0	0	0	39.607.484
				- E5702 Municipio Carlos Arvelo	62.381.692	0	0	0	0	0	62.381.692
				- E5703 Municipio Diego Ibarra	48.035.269	0	0	0	0	0	48.035.269
				- E5704 Municipio Guacara	61.304.432	0	0	0	0	0	61.304.432
				- E5705 Municipio Juan José Mora	43.147.071	0	0	0	0	0	43.147.071
				- E5706 Municipio Miranda	33.461.632	0	0	0	0	0	33.461.632
				- E5707 Municipio Montalbán	32.196.896	0	0	0	0	0	32.196.896
				- E5708 Municipio Puerto Cabello	66.285.920	0	0	0	0	0	66.285.920
				- E5709 Municipio San Joaquín	40.229.155	0	0	0	0	0	40.229.155
				- E5710 Municipio Valencia	183.424.342	0	0	0	0	0	183.424.342

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E5711 Municipio Libertador	65.627.494	0	0	0	0	0	65.627.494
				- E5712 Municipio Los Guayos	57.883.159	0	0	0	0	0	57.883.159
				- E5713 Municipio Naguanagua	53.812.803	0	0	0	0	0	53.812.803
				- E5714 Municipio San Diego	42.827.257	0	0	0	0	0	42.827.257
				- E5801 Municipio Anzoátegui	19.455.221	0	0	0	0	0	19.455.221
				- E5802 Municipio Falcón	50.996.086	0	0	0	0	0	50.996.086
				- E5803 Municipio Girardot	19.282.511	0	0	0	0	0	19.282.511
				- E5804 Municipio Pao de San Juan Bautista	22.836.001	0	0	0	0	0	22.836.001
				- E5805 Municipio Ricaurte	17.932.740	0	0	0	0	0	17.932.740
				- E5806 Municipio San Carlos	52.818.297	0	0	0	0	0	52.818.297
				- E5807 Municipio Tinaco	25.831.151	0	0	0	0	0	25.831.151
				- E5808 Municipio Lima Blanco	16.016.374	0	0	0	0	0	16.016.374
				- E5809 Municipio Rómulo Gallegos	19.233.567	0	0	0	0	0	19.233.567
				- E5901 Municipio Tucupita	82.692.260	0	0	0	0	0	82.692.260
				- E5902 Municipio Antonio Díaz	46.693.548	0	0	0	0	0	46.693.548
				- E5903 Municipio Casacoima	42.093.335	0	0	0	0	0	42.093.335
				- E5904 Municipio Pedernales	27.592.131	0	0	0	0	0	27.592.131
				- E6001 Municipio Acosta	12.567.757	0	0	0	0	0	12.567.757
				- E6002 Municipio Bolívar	9.947.255	0	0	0	0	0	9.947.255
				- E6003 Municipio Buchivacoa	15.272.843	0	0	0	0	0	15.272.843
				- E6004 Municipio Cacique Manaure	10.390.860	0	0	0	0	0	10.390.860
				- E6005 Municipio Carirubana	67.809.163	0	0	0	0	0	67.809.163
				- E6006 Municipio Colina	18.610.195	0	0	0	0	0	18.610.195
				- E6007 Municipio Dabajuro	13.508.447	0	0	0	0	0	13.508.447
				- E6008 Municipio Democracia	11.954.157	0	0	0	0	0	11.954.157
				- E6009 Municipio Falcón	20.740.954	0	0	0	0	0	20.740.954
				- E6010 Municipio Federación	15.533.625	0	0	0	0	0	15.533.625
				- E6011 Municipio Jacura	12.367.423	0	0	0	0	0	12.367.423
				- E6012 Municipio Unión	12.366.938	0	0	0	0	0	12.366.938
				- E6013 Municipio Los Taques	16.268.389	0	0	0	0	0	16.268.389

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E6014 Municipio Mauroa	15.743.144	0	0	0	0	0	15.743.144
				- E6015 Municipio Miranda	59.119.878	0	0	0	0	0	59.119.878
				- E6016 Municipio Monseñor Iturriza	13.489.345	0	0	0	0	0	13.489.345
				- E6017 Municipio Palmasola	9.801.107	0	0	0	0	0	9.801.107
				- E6018 Municipio Petit	11.722.794	0	0	0	0	0	11.722.794
				- E6019 Municipio Píritu	10.921.480	0	0	0	0	0	10.921.480
				- E6020 Municipio San Francisco	10.543.966	0	0	0	0	0	10.543.966
				- E6021 Municipio Silva	16.330.873	0	0	0	0	0	16.330.873
				- E6022 Municipio Zamora	15.592.474	0	0	0	0	0	15.592.474
				- E6023 Municipio Sucre	9.523.392	0	0	0	0	0	9.523.392
				- E6024 Municipio Tocópero	9.034.804	0	0	0	0	0	9.034.804
				- E6025 Municipio Urumaco	10.191.210	0	0	0	0	0	10.191.210
				- E6101 Municipio Camaguán	18.198.518	0	0	0	0	0	18.198.518
				- E6102 Municipio Chaguaramas	15.655.390	0	0	0	0	0	15.655.390
				- E6103 Municipio El Socorro	16.546.558	0	0	0	0	0	16.546.558
				- E6104 Municipio Leonardo Infante	44.727.582	0	0	0	0	0	44.727.582
				- E6105 Municipio Las Mercedes	20.953.365	0	0	0	0	0	20.953.365
				- E6106 Municipio Julián Mellado	19.682.912	0	0	0	0	0	19.682.912
				- E6107 Municipio Francisco de Miranda	52.143.496	0	0	0	0	0	52.143.496
				- E6108 Municipio José Tadeo Monagas	32.443.483	0	0	0	0	0	32.443.483
				- E6109 Municipio Ortiz	18.837.249	0	0	0	0	0	18.837.249
				- E6110 Municipio José Felix Ribas	23.883.390	0	0	0	0	0	23.883.390
				- E6111 Municipio Juan Germán Roscio	44.062.919	0	0	0	0	0	44.062.919
				- E6112 Municipio Santa María de Ipire	15.696.354	0	0	0	0	0	15.696.354
				- E6113 Municipio San José de Guaribe	14.239.751	0	0	0	0	0	14.239.751
				- E6114 Municipio Pedro Zaraza	26.978.140	0	0	0	0	0	26.978.140
				- E6115 Municipio San Gerónimo de Guayabal	18.590.076	0	0	0	0	0	18.590.076
				- E6201 Municipio Andrés Eloy Blanco	46.416.244	0	0	0	0	0	46.416.244
				- E6202 Municipio Crespo	46.205.693	0	0	0	0	0	46.205.693
				- E6203 Municipio Iribarren	239.042.693	0	0	0	0	0	239.042.693

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA **ACCIÓN CENTRALIZADA:** 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E6204 Municipio Jiménez	56.124.165	0	0	0	0	0	56.124.165
				- E6205 Municipio Morán	63.926.944	0	0	0	0	0	63.926.944
				- E6206 Municipio Palavecino	65.925.245	0	0	0	0	0	65.925.245
				- E6207 Municipio Simón Planas	43.707.556	0	0	0	0	0	43.707.556
				- E6208 Municipio Torres	84.602.414	0	0	0	0	0	84.602.414
				- E6209 Municipio Urdaneta	53.701.998	0	0	0	0	0	53.701.998
				- E6301 Municipio Alberto Adriani	41.284.461	0	0	0	0	0	41.284.461
				- E6302 Municipio Andrés Bello	12.300.750	0	0	0	0	0	12.300.750
				- E6303 Municipio Antonio Pinto Salinas	14.815.466	0	0	0	0	0	14.815.466
				- E6304 Municipio Aricagua	10.523.946	0	0	0	0	0	10.523.946
				- E6305 Municipio Arzobispo Chacón	14.344.750	0	0	0	0	0	14.344.750
				- E6306 Municipio Campo Elías	34.385.122	0	0	0	0	0	34.385.122
				- E6307 Municipio Caracciolo Parra Olmedo	16.506.770	0	0	0	0	0	16.506.770
				- E6308 Municipio Cardenal Quintero	11.119.790	0	0	0	0	0	11.119.790
				- E6309 Municipio Guaraque	11.499.904	0	0	0	0	0	11.499.904
				- E6310 Municipio Julio César Salas	12.383.062	0	0	0	0	0	12.383.062
				- E6311 Municipio Justo Briceño	10.663.477	0	0	0	0	0	10.663.477
				- E6312 Municipio Libertador	64.767.692	0	0	0	0	0	64.767.692
				- E6313 Municipio Miranda	14.321.554	0	0	0	0	0	14.321.554
				- E6314 Municipio Obispo Ramos de Lora	14.848.331	0	0	0	0	0	14.848.331
				- E6315 Municipio Padre Noguera	9.214.807	0	0	0	0	0	9.214.807
				- E6316 Municipio Pueblo Llano	11.205.752	0	0	0	0	0	11.205.752
				- E6317 Municipio Rangel	13.334.509	0	0	0	0	0	13.334.509
				- E6318 Municipio Rivas Dávila	13.031.390	0	0	0	0	0	13.031.390
				- E6319 Municipio Santos Marquina	12.718.875	0	0	0	0	0	12.718.875
				- E6320 Municipio Sucre	23.540.715	0	0	0	0	0	23.540.715
				- E6321 Municipio Tovar	17.606.951	0	0	0	0	0	17.606.951
				- E6322 Municipio Tulio Febres Cordero	18.137.087	0	0	0	0	0	18.137.087
				- E6323 Municipio Zea	10.416.335	0	0	0	0	0	10.416.335
				- E6401 Municipio Acevedo	49.935.472	0	0	0	0	0	49.935.472

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E6402 Municipio Andrés Bello	27.136.045	0	0	0	0	0	27.136.045
				- E6403 Municipio Baruta	68.263.753	0	0	0	0	0	68.263.753
				- E6404 Municipio Brión	35.504.519	0	0	0	0	0	35.504.519
				- E6405 Municipio Carrizal	31.620.400	0	0	0	0	0	31.620.400
				- E6406 Municipio Cristóbal Rojas	39.999.864	0	0	0	0	0	39.999.864
				- E6407 Municipio Buroz	27.879.962	0	0	0	0	0	27.879.962
				- E6408 Municipio Chacao	30.210.814	0	0	0	0	0	30.210.814
				- E6409 Municipio Guaicaipuro	77.222.287	0	0	0	0	0	77.222.287
				- E6410 Municipio El Hatillo	31.019.262	0	0	0	0	0	31.019.262
				- E6411 Municipio Independencia	53.072.758	0	0	0	0	0	53.072.758
				- E6412 Municipio Lander	49.382.544	0	0	0	0	0	49.382.544
				- E6413 Municipio Los Salias	35.886.829	0	0	0	0	0	35.886.829
				- E6414 Municipio Páez	35.176.456	0	0	0	0	0	35.176.456
				- E6415 Municipio Paz Castillo	45.632.098	0	0	0	0	0	45.632.098
				- E6416 Municipio Pedro Gual	31.869.710	0	0	0	0	0	31.869.710
				- E6417 Municipio Plaza	66.248.143	0	0	0	0	0	66.248.143
				- E6418 Municipio Simón Bolívar	30.181.856	0	0	0	0	0	30.181.856
				- E6419 Municipio Sucre	119.287.270	0	0	0	0	0	119.287.270
				- E6420 Municipio Urdaneta	47.003.423	0	0	0	0	0	47.003.423
				- E6421 Municipio Zamora	58.541.643	0	0	0	0	0	58.541.643
				- E6501 Municipio Acosta	19.283.484	0	0	0	0	0	19.283.484
				- E6502 Municipio Bolívar	26.223.822	0	0	0	0	0	26.223.822
				- E6503 Municipio Caripe	23.907.885	0	0	0	0	0	23.907.885
				- E6504 Municipio Cedeño	24.613.940	0	0	0	0	0	24.613.940
				- E6505 Municipio Ezequiel Zamora	31.224.294	0	0	0	0	0	31.224.294
				- E6506 Municipio Libertador	28.361.555	0	0	0	0	0	28.361.555
				- E6507 Municipio Maturín	138.578.424	0	0	0	0	0	138.578.424
				- E6508 Municipio Piar	27.672.887	0	0	0	0	0	27.672.887
				- E6509 Municipio Punceres	22.338.055	0	0	0	0	0	22.338.055
				- E6510 Municipio Sotillo	21.842.957	0	0	0	0	0	21.842.957

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E6511 Municipio Aguasay	19.856.327	0	0	0	0	0	19.856.327
				- E6512 Municipio Santa Barbara	17.394.595	0	0	0	0	0	17.394.595
				- E6513 Municipio Uracoa	18.052.917	0	0	0	0	0	18.052.917
				- E6601 Municipio Antolín del Campo	20.404.035	0	0	0	0	0	20.404.035
				- E6602 Municipio Arismendi	21.280.971	0	0	0	0	0	21.280.971
				- E6603 Municipio Díaz	32.596.516	0	0	0	0	0	32.596.516
				- E6604 Municipio García	29.916.190	0	0	0	0	0	29.916.190
				- E6605 Municipio Gómez	23.578.269	0	0	0	0	0	23.578.269
				- E6606 Municipio Maneiro	25.774.469	0	0	0	0	0	25.774.469
				- E6607 Municipio Marcano	22.486.794	0	0	0	0	0	22.486.794
				- E6608 Municipio Mariño	42.920.937	0	0	0	0	0	42.920.937
				- E6609 Municipio Península de Macanao	22.835.751	0	0	0	0	0	22.835.751
				- E6610 Municipio Tubores	26.176.721	0	0	0	0	0	26.176.721
				- E6611 Municipio Villalba	14.878.512	0	0	0	0	0	14.878.512
				- E6701 Municipio Agua Blanca	18.833.606	0	0	0	0	0	18.833.606
				- E6702 Municipio Araure	48.550.347	0	0	0	0	0	48.550.347
				- E6703 Municipio Esteller	25.821.699	0	0	0	0	0	25.821.699
				- E6704 Municipio Guanare	64.029.852	0	0	0	0	0	64.029.852
				- E6705 Municipio Guanarito	27.050.819	0	0	0	0	0	27.050.819
				- E6706 Municipio Monseñor José Vicente de Unda	20.209.215	0	0	0	0	0	20.209.215
				- E6707 Municipio Ospino	27.663.270	0	0	0	0	0	27.663.270
				- E6708 Municipio Páez	58.765.205	0	0	0	0	0	58.765.205
				- E6709 Municipio Papelón	20.346.149	0	0	0	0	0	20.346.149
				- E6710 Municipio San Genaro de Boconoíto	20.430.902	0	0	0	0	0	20.430.902
				- E6711 Municipio San Rafael de Onoto	18.115.529	0	0	0	0	0	18.115.529
				- E6712 Municipio Santa Rosalía	18.369.119	0	0	0	0	0	18.369.119
				- E6713 Municipio Sucre	24.439.837	0	0	0	0	0	24.439.837
				- E6714 Municipio Turén	31.005.051	0	0	0	0	0	31.005.051
				- E6801 Municipio Andrés Eloy Blanco	20.426.071	0	0	0	0	0	20.426.071
				- E6802 Municipio Andrés Mata	19.329.387	0	0	0	0	0	19.329.387

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E6803 Municipio Arismendi	26.804.969	0	0	0	0	0	26.804.969
				- E6804 Municipio Benítez	26.771.683	0	0	0	0	0	26.771.683
				- E6805 Municipio Bermúdez	50.609.223	0	0	0	0	0	50.609.223
				- E6806 Municipio Bolívar	18.904.207	0	0	0	0	0	18.904.207
				- E6807 Municipio Cajigal	18.782.076	0	0	0	0	0	18.782.076
				- E6808 Municipio Cruz Salmerón Acosta	23.387.674	0	0	0	0	0	23.387.674
				- E6809 Municipio Libertador	15.320.294	0	0	0	0	0	15.320.294
				- E6810 Municipio Mariño	19.077.244	0	0	0	0	0	19.077.244
				- E6811 Municipio Mejía	16.216.458	0	0	0	0	0	16.216.458
				- E6812 Municipio Montes	27.927.283	0	0	0	0	0	27.927.283
				- E6813 Municipio Ribero	29.812.393	0	0	0	0	0	29.812.393
				- E6814 Municipio Sucre	96.088.191	0	0	0	0	0	96.088.191
				- E6815 Municipio Valdez	22.424.431	0	0	0	0	0	22.424.431
				- E6901 Municipio Andrés Bello	12.971.747	0	0	0	0	0	12.971.747
				- E6902 Municipio Ayacucho	22.841.560	0	0	0	0	0	22.841.560
				- E6903 Municipio Bolívar	22.176.355	0	0	0	0	0	22.176.355
				- E6904 Municipio Cárdenas	33.904.538	0	0	0	0	0	33.904.538
				- E6905 Municipio Córdoba	16.706.829	0	0	0	0	0	16.706.829
				- E6906 Municipio Fernández Feo	20.549.822	0	0	0	0	0	20.549.822
				- E6907 Municipio García de Hevia	22.007.054	0	0	0	0	0	22.007.054
				- E6908 Municipio Guásimos	18.105.181	0	0	0	0	0	18.105.181
				- E6909 Municipio Independencia	17.231.376	0	0	0	0	0	17.231.376
				- E6910 Municipio Jáuregui	19.817.523	0	0	0	0	0	19.817.523
				- E6911 Municipio Junín	27.476.817	0	0	0	0	0	27.476.817
				- E6912 Municipio Libertad	14.745.859	0	0	0	0	0	14.745.859
				- E6913 Municipio Libertador	14.613.717	0	0	0	0	0	14.613.717
				- E6914 Municipio Lobatera	10.703.062	0	0	0	0	0	10.703.062
				- E6915 Municipio Michelena	12.724.812	0	0	0	0	0	12.724.812
				- E6916 Municipio Panamericano	17.141.362	0	0	0	0	0	17.141.362
				- E6917 Municipio Pedro María Ureña	18.648.992	0	0	0	0	0	18.648.992

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E6918 Municipio Samuel Darío Maldonado	12.568.604	0	0	0	0	0	12.568.604
				- E6919 Municipio San Cristóbal	65.825.140	0	0	0	0	0	65.825.140
				- E6920 Municipio Seboruco	10.331.865	0	0	0	0	0	10.331.865
				- E6921 Municipio Sucre	10.584.439	0	0	0	0	0	10.584.439
				- E6922 Municipio Uribante	15.842.754	0	0	0	0	0	15.842.754
				- E6923 Municipio José María Vargas	10.398.422	0	0	0	0	0	10.398.422
				- E6924 Municipio Antonio Rómulo Costa	10.329.547	0	0	0	0	0	10.329.547
				- E6925 Municipio Francisco de Miranda	9.457.712	0	0	0	0	0	9.457.712
				- E6926 Municipio Rafael Urdaneta	9.786.131	0	0	0	0	0	9.786.131
				- E6927 Municipio Simón Rodríguez	8.573.120	0	0	0	0	0	8.573.120
				- E6928 Municipio Torbes	19.378.846	0	0	0	0	0	19.378.846
				- E6929 Municipio San Judas Tadeo	10.035.498	0	0	0	0	0	10.035.498
				- E7001 Municipio Boconó	34.872.374	0	0	0	0	0	34.872.374
				- E7002 Municipio Candelaria	17.846.546	0	0	0	0	0	17.846.546
				- E7003 Municipio Carache	18.470.186	0	0	0	0	0	18.470.186
				- E7004 Municipio Escuque	16.248.560	0	0	0	0	0	16.248.560
				- E7005 Municipio Miranda	16.204.538	0	0	0	0	0	16.204.538
				- E7006 Municipio Monte Carmelo	13.134.044	0	0	0	0	0	13.134.044
				- E7007 Municipio Motatán	13.384.130	0	0	0	0	0	13.384.130
				- E7008 Municipio Pampan	22.601.571	0	0	0	0	0	22.601.571
				- E7009 Municipio Rafael Rangel	14.525.698	0	0	0	0	0	14.525.698
				- E7010 Municipio San Rafael de Carvajal	22.350.244	0	0	0	0	0	22.350.244
				- E7011 Municipio Sucre	17.081.573	0	0	0	0	0	17.081.573
				- E7012 Municipio Trujillo	23.581.879	0	0	0	0	0	23.581.879
				- E7013 Municipio Urdaneta	18.937.000	0	0	0	0	0	18.937.000
				- E7014 Municipio Valera	43.147.294	0	0	0	0	0	43.147.294
				- E7015 Municipio Andrés Bello	13.302.387	0	0	0	0	0	13.302.387
				- E7016 Municipio Bolívar	13.548.203	0	0	0	0	0	13.548.203
				- E7017 Municipio Juan Vicente Campo Elías	10.019.108	0	0	0	0	0	10.019.108
				- E7018 Municipio José Felipe Márquez Cañizalez	11.525.288	0	0	0	0	0	11.525.288

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E7019 Municipio La Ceiba	15.499.649	0	0	0	0	0	15.499.649
				- E7020 Municipio Pampanito	16.020.311	0	0	0	0	0	16.020.311
				- E7101 Municipio Bolívar	22.919.172	0	0	0	0	0	22.919.172
				- E7102 Municipio Bruzual	32.099.083	0	0	0	0	0	32.099.083
				- E7103 Municipio José Antonio Páez	16.575.444	0	0	0	0	0	16.575.444
				- E7104 Municipio Nirgua	33.566.537	0	0	0	0	0	33.566.537
				- E7105 Municipio Peña	38.423.314	0	0	0	0	0	38.423.314
				- E7106 Municipio San Felipe	40.173.766	0	0	0	0	0	40.173.766
				- E7107 Municipio Sucre	16.227.229	0	0	0	0	0	16.227.229
				- E7108 Municipio Urachiche	17.155.556	0	0	0	0	0	17.155.556
				- E7109 Municipio Arístide Bastidas	16.936.359	0	0	0	0	0	16.936.359
				- E7110 Municipio Cocorote	23.939.062	0	0	0	0	0	23.939.062
				- E7111 Municipio Independencia	27.634.777	0	0	0	0	0	27.634.777
				- E7112 Municipio La Trinidad	15.870.130	0	0	0	0	0	15.870.130
				- E7113 Municipio Manuel Monge	15.683.996	0	0	0	0	0	15.683.996
				- E7114 Municipio Veroes	20.804.891	0	0	0	0	0	20.804.891
				- E7201 Municipio Almirante Padilla	29.476.357	0	0	0	0	0	29.476.357
				- E7202 Municipio Baralt	45.577.006	0	0	0	0	0	45.577.006
				- E7203 Municipio Cabimas	74.882.513	0	0	0	0	0	74.882.513
				- E7204 Municipio Catatumbo	40.571.642	0	0	0	0	0	40.571.642
				- E7205 Municipio Colón	55.804.490	0	0	0	0	0	55.804.490
				- E7206 Municipio Jesús Enrique Lossada	50.490.607	0	0	0	0	0	50.490.607
				- E7207 Municipio La Cañada de Urdaneta	42.882.152	0	0	0	0	0	42.882.152
				- E7208 Municipio Lagunillas	67.367.984	0	0	0	0	0	67.367.984
				- E7209 Municipio Mara	71.117.191	0	0	0	0	0	71.117.191
				- E7210 Municipio Maracaibo	274.859.048	0	0	0	0	0	274.859.048
				- E7211 Municipio Miranda	46.163.696	0	0	0	0	0	46.163.696
				- E7212 Municipio Indígena Bolivariano Guajira	41.786.031	0	0	0	0	0	41.786.031
				- E7213 Municipio Machiques de Perijá	61.565.952	0	0	0	0	0	61.565.952
				- E7214 Municipio Rosario de Perijá	45.296.311	0	0	0	0	0	45.296.311

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E7215 Municipio Santa Rita	36.681.110	0	0	0	0	0	36.681.110
				- E7216 Municipio Sucre	39.070.154	0	0	0	0	0	39.070.154
				- E7217 Municipio Valmore Rodríguez	39.188.919	0	0	0	0	0	39.188.919
				- E7218 Municipio Francisco Javier Pulgar	36.362.457	0	0	0	0	0	36.362.457
				- E7219 Municipio Jesús Maria Semprún	41.156.636	0	0	0	0	0	41.156.636
				- E7220 Municipio San Francisco	97.248.129	0	0	0	0	0	97.248.129
				- E7221 Municipio Simón Bolívar	35.634.297	0	0	0	0	0	35.634.297
				- E7301 Municipio Vargas	247.683.844	0	0	0	0	0	247.683.844
				- E7600 Área Metropolitana de Caracas	101.941.753	0	0	0	0	0	101.941.753
407	07	00	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000
407	07	01	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000
				- E5000 Distrito Capital	50.000.000	0	0	0	0	0	50.000.000
				Totales	**60.333.929.609**	**0**	**0**	**0**	**0**	**0**	**60.333.929.609**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 260004001 ASIGNACIÓN Y CONTROL DE LOS APORTES CONSTITUCIONALES Y LEGALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**60.333.929.609**	**0**	**0**	**0**	**0**	**0**	**60.333.929.609**
407	01	00	00	Transferencias y donaciones corrientes internas	100.000.000	0	0	0	0	0	100.000.000
407	01	03	00	Transferencias corrientes internas al sector público	100.000.000	0	0	0	0	0	100.000.000
407	01	03	10	Transferencias corrientes al Poder Estadal	100.000.000	0	0	0	0	0	100.000.000
407	05	00	00	Situado	60.183.929.609	0	0	0	0	0	60.183.929.609
407	05	01	00	Situado Constitucional	60.183.929.609	0	0	0	0	0	60.183.929.609
407	05	01	01	Situado Estadal	48.147.143.687	0	0	0	0	0	48.147.143.687
407	05	01	02	Situado Municipal	12.036.785.922	0	0	0	0	0	12.036.785.922
407	07	00	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000
407	07	01	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000
				Totales	**60.333.929.609**	**0**	**0**	**0**	**0**	**0**	**60.333.929.609**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**30.000.000**	**0**	**0**	**0**	**0**	**0**	**30.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	30.000.000	0	0	0	0	0	30.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	30.000.000	0	0	0	0	0	30.000.000
407	01	02	01	Donaciones corrientes a personas	30.000.000	0	0	0	0	0	30.000.000
				Totales	**30.000.000**	**0**	**0**	**0**	**0**	**0**	**30.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 260007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**30.000.000**	**0**	**0**	**0**	**0**	**0**	**30.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	30.000.000	0	0	0	0	0	30.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	30.000.000	0	0	0	0	0	30.000.000
407	01	02	01	Donaciones corrientes a personas	30.000.000	0	0	0	0	0	30.000.000
				Totales	**30.000.000**	**0**	**0**	**0**	**0**	**0**	**30.000.000**

32

Defensoría del Pueblo

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**142.686.444**	**0**	**0**	**0**	**0**	**0**	**142.686.444**
401	01	00	00	Sueldos, salarios y otras retribuciones	48.875.801	0	0	0	0	0	48.875.801
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	40.790.501	0	0	0	0	0	40.790.501
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.726.100	0	0	0	0	0	1.726.100
401	01	18	00	Remuneraciones al personal contratado	5.933.400	0	0	0	0	0	5.933.400
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	223.000	0	0	0	0	0	223.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	186.000	0	0	0	0	0	186.000
401	01	99	00	Otras retribuciones	16.800	0	0	0	0	0	16.800
401	03	00	00	Primas	16.044.300	0	0	0	0	0	16.044.300
401	03	03	00	Primas por hogar a empleados	1.591.100	0	0	0	0	0	1.591.100
401	03	08	00	Primas de profesionalización a empleados	2.493.000	0	0	0	0	0	2.493.000
401	03	09	00	Primas por antigüedad a empleados	5.638.000	0	0	0	0	0	5.638.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.058.000	0	0	0	0	0	6.058.000
401	03	18	00	Primas por hogar a obreros	152.200	0	0	0	0	0	152.200
401	03	21	00	Primas por antigüedad a obreros	21.200	0	0	0	0	0	21.200
401	03	97	00	Otras primas a empleados	64.800	0	0	0	0	0	64.800
401	03	98	00	Otras primas a obreros	26.000	0	0	0	0	0	26.000
401	04	00	00	Complementos de sueldos y salarios	29.893.683	0	0	0	0	0	29.893.683
401	04	05	00	Complemento a empleados por gastos de representación	78.000	0	0	0	0	0	78.000
401	04	06	00	Complemento a empleados por comisión de servicios	719.000	0	0	0	0	0	719.000
401	04	08	00	Bono compensatorio de alimentación a empleados	10.139.300	0	0	0	0	0	10.139.300
401	04	09	00	Bono compensatorio de transporte a empleados	2.390.200	0	0	0	0	0	2.390.200
401	04	18	00	Bono compensatorio de alimentación a obreros	2.027.500	0	0	0	0	0	2.027.500
401	04	19	00	Bono compensatorio de transporte a obreros	229.000	0	0	0	0	0	229.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.427.183	0	0	0	0	0	2.427.183
401	04	96	00	Otros complementos a empleados	9.819.100	0	0	0	0	0	9.819.100
401	04	97	00	Otros complementos a obreros	364.000	0	0	0	0	0	364.000
401	04	98	00	Otros complementos al personal contratado	1.700.400	0	0	0	0	0	1.700.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	15.642.600	0	0	0	0	0	15.642.600
401	05	01	00	Aguinaldos a empleados	8.439.400	0	0	0	0	0	8.439.400
401	05	03	00	Bono vacacional a empleados	5.002.150	0	0	0	0	0	5.002.150

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	04	00	Aguinaldos a obreros	339.000	0	0	0	0	0	339.000
401	05	06	00	Bono vacacional a obreros	201.400	0	0	0	0	0	201.400
401	05	07	00	Aguinaldos al personal contratado	1.314.850	0	0	0	0	0	1.314.850
401	05	08	00	Bono vacacional al personal contratado	345.800	0	0	0	0	0	345.800
401	06	00	00	Aportes patronales y legales	9.576.060	0	0	0	0	0	9.576.060
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.173.000	0	0	0	0	0	5.173.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.258.000	0	0	0	0	0	2.258.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.040.000	0	0	0	0	0	1.040.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	219.200	0	0	0	0	0	219.200
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	96.000	0	0	0	0	0	96.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	50.000	0	0	0	0	0	50.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	605.340	0	0	0	0	0	605.340
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	134.520	0	0	0	0	0	134.520
401	07	00	00	Asistencia socio-económica	13.645.100	0	0	0	0	0	13.645.100
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.139.000	0	0	0	0	0	6.139.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	5.077.000	0	0	0	0	0	5.077.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	727.000	0	0	0	0	0	727.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	171.300	0	0	0	0	0	171.300
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.000.000	0	0	0	0	0	1.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	22.000	0	0	0	0	0	22.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	48.000	0	0	0	0	0	48.000
401	07	33	00	Asistencia socio-económica al personal contratado	460.800	0	0	0	0	0	460.800
401	08	00	00	Prestaciones sociales e indemnizaciones	9.008.900	0	0	0	0	0	9.008.900
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.934.400	0	0	0	0	0	6.934.400
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	475.000	0	0	0	0	0	475.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.599.500	0	0	0	0	0	1.599.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.873.252**	**0**	**0**	**0**	**0**	**0**	**1.873.252**
402	01	00	00	Productos alimenticios y agropecuarios	102.256	0	0	0	0	0	102.256
402	01	01	00	Alimentos y bebidas para personas	102.256	0	0	0	0	0	102.256
402	03	00	00	Textiles y vestuarios	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	10.000	0	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehículos	100.000	0	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	441.115	0	0	0	0	0	441.115
402	05	01	00	Pulpa de madera, papel y cartón	80.448	0	0	0	0	0	80.448
402	05	02	00	Envases y cajas de papel y cartón	26.560	0	0	0	0	0	26.560
402	05	03	00	Productos de papel y cartón para oficina	76.037	0	0	0	0	0	76.037
402	05	04	00	Libros, revistas y periódicos	30.000	0	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	228.070	0	0	0	0	0	228.070
402	06	00	00	Productos químicos y derivados	101.547	0	0	0	0	0	101.547
402	06	03	00	Tintas, pinturas y colorantes	25.000	0	0	0	0	0	25.000
402	06	04	00	Productos farmacéuticos y medicamentos	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	25.715	0	0	0	0	0	25.715
402	06	08	00	Productos plásticos	40.832	0	0	0	0	0	40.832
402	08	00	00	Productos metálicos	150.000	0	0	0	0	0	150.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	40.000	0	0	0	0	0	40.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	80.000	0	0	0	0	0	80.000
402	08	10	00	Repuestos y accesorios para otros equipos	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	928.334	0	0	0	0	0	928.334
402	10	02	00	Materiales y útiles de limpieza y aseo	40.000	0	0	0	0	0	40.000
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	116.014	0	0	0	0	0	116.014
402	10	06	00	Condecoraciones, ofrendas y similares	55.000	0	0	0	0	0	55.000
402	10	08	00	Materiales para equipos de computación	552.320	0	0	0	0	0	552.320
402	10	11	00	Materiales eléctricos	60.000	0	0	0	0	0	60.000
402	10	12	00	Materiales para instalaciones sanitarias	20.000	0	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	80.000	0	0	0	0	0	80.000
402	99	00	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
402	99	01	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**12.350.843**	**0**	**0**	**0**	**0**	**0**	**12.350.843**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	00	00	Alquileres de inmuebles	500.000	0	0	0	0	0	500.000
403	01	01	00	Alquileres de edificios y locales	500.000	0	0	0	0	0	500.000
403	04	00	00	Servicios básicos	1.275.000	0	0	0	0	0	1.275.000
403	04	01	00	Electricidad	80.000	0	0	0	0	0	80.000
403	04	03	00	Agua	25.000	0	0	0	0	0	25.000
403	04	04	00	Teléfonos	550.000	0	0	0	0	0	550.000
403	04	05	00	Servicio de comunicaciones	300.000	0	0	0	0	0	300.000
403	04	06	00	Servicio de aseo urbano y domiciliario	40.000	0	0	0	0	0	40.000
403	04	07	00	Servicio de condominio	280.000	0	0	0	0	0	280.000
403	06	00	00	Servicios de transporte y almacenaje	350.000	0	0	0	0	0	350.000
403	06	03	00	Estacionamiento	50.000	0	0	0	0	0	50.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	300.000	0	0	0	0	0	300.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.128.240	0	0	0	0	0	2.128.240
403	07	01	00	Publicidad y propaganda	285.000	0	0	0	0	0	285.000
403	07	02	00	Imprenta y reproducción	843.240	0	0	0	0	0	843.240
403	07	03	00	Relaciones sociales	500.000	0	0	0	0	0	500.000
403	07	04	00	Avisos	500.000	0	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	601.500	0	0	0	0	0	601.500
403	08	01	00	Primas y gastos de seguros	600.000	0	0	0	0	0	600.000
403	08	02	00	Comisiones y gastos bancarios	1.500	0	0	0	0	0	1.500
403	09	00	00	Viáticos y pasajes	1.805.818	0	0	0	0	0	1.805.818
403	09	01	00	Viáticos y pasajes dentro del país	1.228.018	0	0	0	0	0	1.228.018
403	09	02	00	Viáticos y pasajes fuera del país	550.000	0	0	0	0	0	550.000
403	09	03	00	Asignación por kilómetros recorridos	27.800	0	0	0	0	0	27.800
403	10	00	00	Servicios profesionales y técnicos	794.000	0	0	0	0	0	794.000
403	10	07	00	Servicios de capacitación y adiestramiento	294.000	0	0	0	0	0	294.000
403	10	99	00	Otros servicios profesionales y técnicos	500.000	0	0	0	0	0	500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.000.000	0	0	0	0	0	1.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	800.000	0	0	0	0	0	800.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
403	12	00	00	Conservación y reparaciones menores de obras	1.000.000	0	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.000.000	0	0	0	0	0	1.000.000
403	15	00	00	Servicios fiscales	60.000	0	0	0	0	0	60.000
403	15	02	00	Tasas y otros derechos obligatorios	60.000	0	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	1.903.085	0	0	0	0	0	1.903.085
403	18	01	00	Impuesto al valor agregado	1.903.085	0	0	0	0	0	1.903.085
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	533.200	0	0	0	0	0	533.200
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	533.200	0	0	0	0	0	533.200
403	99	00	00	Otros servicios no personales	400.000	0	0	0	0	0	400.000
403	99	01	00	Otros servicios no personales	400.000	0	0	0	0	0	400.000
404	**00**	**00**	**00**	**Activos reales**	**1.380.875**	**0**	**0**	**0**	**0**	**0**	**1.380.875**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.380.875	0	0	0	0	0	1.380.875
404	09	02	00	Equipos de computación	1.380.875	0	0	0	0	0	1.380.875
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.308.600**	**0**	**0**	**0**	**0**	**0**	**8.308.600**
407	01	00	00	Transferencias y donaciones corrientes internas	7.308.600	0	0	0	0	0	7.308.600
407	01	01	00	Transferencias corrientes internas al sector privado	2.554.600	0	0	0	0	0	2.554.600
407	01	01	01	Pensiones del personal empleado, obrero y militar	592.800	0	0	0	0	0	592.800
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	1.368.000	0	0	0	0	0	1.368.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	148.200	0	0	0	0	0	148.200
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	445.600	0	0	0	0	0	445.600
407	01	03	00	Transferencias corrientes internas al sector público	4.754.000	0	0	0	0	0	4.754.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.754.000	0	0	0	0	0	4.754.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.000.000	0	0	0	0	0	1.000.000
407	02	02	00	Donaciones corrientes al exterior	1.000.000	0	0	0	0	0	1.000.000
407	02	02	01	Donaciones corrientes a personas	1.000.000	0	0	0	0	0	1.000.000
				Totales	**166.600.014**	**0**	**0**	**0**	**0**	**0**	**166.600.014**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 118901 320021000 PROMOCIÓN, DIVULGACIÓN, DEFENSA Y VIGILANCIA PARA LA ATENCIÓN DE PERSONAS Y COLECTIVOS ALTAMENTE VULNERABLES EN DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: EXTENDER Y AMPLIAR EL RADIO DE ACCIÓN DE LA DEFENSORÍA DEL PUEBLO PARA LA PROMOCIÓN, DEFENSA Y VIGILANCIA DE LOS DH, CON EL FIN DE PROTEGER A PERSONAS Y COLECTIVOS EN SITUACIÓN DE VULNERABILIDAD, HACIENDO ÉNFASIS EN LOS DERECHOS MÁS VULNERADOS COMO LO SON: DERECHOS CIVILES, DERECHOS SOCIALES, DERECHOS DE LA PRESTACIÓN DE LOS SERVICIOS PÚBLICOS, DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES, DERECHO DE LA MUJER Y DERECHOS DE LOS PUEBLOS INDÍGENAS; ASÍ COMO, DARLE CONTINUIDAD AL PLAN NACIONAL DE PROMOCIÓN Y DIVULGACIÓN DE LOS DERECHOS HUMANOS PARA PROMOVER UNA POLÍTICA DE PROMOCIÓN Y DIVULGACIÓN QUE FORTALEZCA LA CONCIENCIA Y LA CORRESPONSABILIDAD CIUDADANA CON EL OBJETO DE ALCANZAR UNA MAYOR APROXIMACIÓN DE LA CONQUISTA DE LA DIGNIDAD DE LAS PERSONAS.

UNIDAD DE MEDIDA: DENUNCIA **META:** 36.288

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURÍDICOS, DIRECCIÓN DE ANÁLISIS E INVESTIGACIÓN EN DERECHOS HUMANOS, DEFENSORÍAS DELEGADAS ESTADALES, COORDINACIÓN DE LAS DEFENSORÍAS DELEGADAS ESPECIALES, DIRECCIÓN GENERAL DE PROMOCIÓN Y DIVULGACION DE LOS DERECHOS HUMANOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**100.639.552**	**0**	**0**	**0**	**0**	**0**	**100.639.552**
401	01	00	00	Sueldos, salarios y otras retribuciones	35.692.400	0	0	0	0	0	35.692.400
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	28.799.000	0	0	0	0	0	28.799.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.007.000	0	0	0	0	0	1.007.000
401	01	18	00	Remuneraciones al personal contratado	5.886.400	0	0	0	0	0	5.886.400
401	03	00	00	Primas	11.024.800	0	0	0	0	0	11.024.800
401	03	03	00	Primas por hogar a empleados	1.068.000	0	0	0	0	0	1.068.000
401	03	08	00	Primas de profesionalización a empleados	1.920.000	0	0	0	0	0	1.920.000
401	03	09	00	Primas por antigüedad a empleados	4.009.000	0	0	0	0	0	4.009.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.926.000	0	0	0	0	0	3.926.000
401	03	18	00	Primas por hogar a obreros	89.000	0	0	0	0	0	89.000
401	03	21	00	Primas por antigüedad a obreros	11.000	0	0	0	0	0	11.000
401	03	97	00	Otras primas a empleados	1.800	0	0	0	0	0	1.800
401	04	00	00	Complementos de sueldos y salarios	21.096.142	0	0	0	0	0	21.096.142
401	04	06	00	Complemento a empleados por comisión de servicios	122.000	0	0	0	0	0	122.000
401	04	08	00	Bono compensatorio de alimentación a empleados	6.818.175	0	0	0	0	0	6.818.175
401	04	09	00	Bono compensatorio de transporte a empleados	1.602.000	0	0	0	0	0	1.602.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.199.167	0	0	0	0	0	1.199.167
401	04	19	00	Bono compensatorio de transporte a obreros	134.000	0	0	0	0	0	134.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.409.600	0	0	0	0	0	2.409.600
401	04	96	00	Otros complementos a empleados	6.907.967	0	0	0	0	0	6.907.967
401	04	97	00	Otros complementos a obreros	206.833	0	0	0	0	0	206.833
401	04	98	00	Otros complementos al personal contratado	1.696.400	0	0	0	0	0	1.696.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	10.231.750	0	0	0	0	0	10.231.750
401	05	01	00	Aguinaldos a empleados	5.746.000	0	0	0	0	0	5.746.000
401	05	03	00	Bono vacacional a empleados	3.447.750	0	0	0	0	0	3.447.750
401	05	04	00	Aguinaldos a obreros	189.000	0	0	0	0	0	189.000

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 118901 320021000 PROMOCIÓN, DIVULGACIÓN, DEFENSA Y VIGILANCIA PARA LA ATENCIÓN DE PERSONAS Y COLECTIVOS ALTAMENTE VULNERABLES EN DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: EXTENDER Y AMPLIAR EL RADIO DE ACCIÓN DE LA DEFENSORÍA DEL PUEBLO PARA LA PROMOCIÓN, DEFENSA Y VIGILANCIA DE LOS DH, CON EL FIN DE PROTEGER A PERSONAS Y COLECTIVOS EN SITUACIÓN DE VULNERABILIDAD, HACIENDO ÉNFASIS EN LOS DERECHOS MÁS VULNERADOS COMO LO SON: DERECHOS CIVILES, DERECHOS SOCIALES, DERECHOS DE LA PRESTACIÓN DE LOS SERVICIOS PÚBLICOS, DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES, DERECHO DE LA MUJER Y DERECHOS DE LOS PUEBLOS INDÍGENAS; ASÍ COMO, DARLE CONTINUIDAD AL PLAN NACIONAL DE PROMOCIÓN Y DIVULGACIÓN DE LOS DERECHOS HUMANOS PARA PROMOVER UNA POLÍTICA DE PROMOCIÓN Y DIVULGACIÓN QUE FORTALEZCA LA CONCIENCIA Y LA CORRESPONSABILIDAD CIUDADANA CON EL OBJETO DE ALCANZAR UNA MAYOR APROXIMACIÓN DE LA CONQUISTA DE LA DIGNIDAD DE LAS PERSONAS.

UNIDAD DE MEDIDA: DENUNCIA **META:** 36.288

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURÍDICOS, DIRECCIÓN DE ANÁLISIS E INVESTIGACIÓN EN DERECHOS HUMANOS, DEFENSORÍAS DELEGADAS ESTADALES, COORDINACIÓN DE LAS DEFENSORÍAS DELEGADAS ESPECIALES, DIRECCIÓN GENERAL DE PROMOCIÓN Y DIVULGACION DE LOS DERECHOS HUMANOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	06	00	Bono vacacional a obreros	114.000	0	0	0	0	0	114.000
401	05	07	00	Aguinaldos al personal contratado	735.000	0	0	0	0	0	735.000
401	06	00	00	Aportes patronales y legales	6.250.060	0	0	0	0	0	6.250.060
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.491.000	0	0	0	0	0	3.491.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.552.000	0	0	0	0	0	1.552.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	710.000	0	0	0	0	0	710.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	123.000	0	0	0	0	0	123.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	55.000	0	0	0	0	0	55.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	28.000	0	0	0	0	0	28.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	238.140	0	0	0	0	0	238.140
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	52.920	0	0	0	0	0	52.920
401	07	00	00	Asistencia socio-económica	10.883.000	0	0	0	0	0	10.883.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.259.000	0	0	0	0	0	4.259.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	5.000.000	0	0	0	0	0	5.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	430.000	0	0	0	0	0	430.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	164.000	0	0	0	0	0	164.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.000.000	0	0	0	0	0	1.000.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	30.000	0	0	0	0	0	30.000
401	08	00	00	Prestaciones sociales e indemnizaciones	5.461.400	0	0	0	0	0	5.461.400
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.330.200	0	0	0	0	0	4.330.200
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	273.700	0	0	0	0	0	273.700
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	857.500	0	0	0	0	0	857.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.785.715**	**0**	**0**	**0**	**0**	**0**	**1.785.715**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 118901 320021000 PROMOCIÓN, DIVULGACIÓN, DEFENSA Y VIGILANCIA PARA LA ATENCIÓN DE PERSONAS Y COLECTIVOS ALTAMENTE VULNERABLES EN DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: EXTENDER Y AMPLIAR EL RADIO DE ACCIÓN DE LA DEFENSORÍA DEL PUEBLO PARA LA PROMOCIÓN, DEFENSA Y VIGILANCIA DE LOS DH, CON EL FIN DE PROTEGER A PERSONAS Y COLECTIVOS EN SITUACIÓN DE VULNERABILIDAD, HACIENDO ÉNFASIS EN LOS DERECHOS MÁS VULNERADOS COMO LO SON: DERECHOS CIVILES, DERECHOS SOCIALES, DERECHOS DE LA PRESTACIÓN DE LOS SERVICIOS PÚBLICOS, DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES, DERECHO DE LA MUJER Y DERECHOS DE LOS PUEBLOS INDÍGENAS; ASÍ COMO, DARLE CONTINUIDAD AL PLAN NACIONAL DE PROMOCIÓN Y DIVULGACIÓN DE LOS DERECHOS HUMANOS PARA PROMOVER UNA POLÍTICA DE PROMOCIÓN Y DIVULGACIÓN QUE FORTALEZCA LA CONCIENCIA Y LA CORRESPONSABILIDAD CIUDADANA CON EL OBJETO DE ALCANZAR UNA MAYOR APROXIMACIÓN DE LA CONQUISTA DE LA DIGNIDAD DE LAS PERSONAS.

UNIDAD DE MEDIDA: DENUNCIA **META:** 36.288

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURÍDICOS, DIRECCIÓN DE ANÁLISIS E INVESTIGACIÓN EN DERECHOS HUMANOS, DEFENSORÍAS DELEGADAS ESTADALES, COORDINACIÓN DE LAS DEFENSORÍAS DELEGADAS ESPECIALES, DIRECCIÓN GENERAL DE PROMOCIÓN Y DIVULGACION DE LOS DERECHOS HUMANOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	00	00	Textiles y vestuarios	20.000	0	0	0	0	0	20.000
402	03	01	00	Textiles	10.000	0	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehículos	100.000	0	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	425.000	0	0	0	0	0	425.000
402	05	01	00	Pulpa de madera, papel y cartón	75.000	0	0	0	0	0	75.000
402	05	02	00	Envases y cajas de papel y cartón	25.000	0	0	0	0	0	25.000
402	05	03	00	Productos de papel y cartón para oficina	70.000	0	0	0	0	0	70.000
402	05	04	00	Libros, revistas y periódicos	30.000	0	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	225.000	0	0	0	0	0	225.000
402	06	00	00	Productos químicos y derivados	100.715	0	0	0	0	0	100.715
402	06	03	00	Tintas, pinturas y colorantes	25.000	0	0	0	0	0	25.000
402	06	04	00	Productos farmacéuticos y medicamentos	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	25.715	0	0	0	0	0	25.715
402	06	08	00	Productos plásticos	40.000	0	0	0	0	0	40.000
402	08	00	00	Productos metálicos	150.000	0	0	0	0	0	150.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	40.000	0	0	0	0	0	40.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	80.000	0	0	0	0	0	80.000
402	08	10	00	Repuestos y accesorios para otros equipos	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	860.000	0	0	0	0	0	860.000
402	10	02	00	Materiales y útiles de limpieza y aseo	40.000	0	0	0	0	0	40.000
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	0	100.000
402	10	06	00	Condecoraciones, ofrendas y similares	55.000	0	0	0	0	0	55.000
402	10	08	00	Materiales para equipos de computación	500.000	0	0	0	0	0	500.000
402	10	11	00	Materiales eléctricos	60.000	0	0	0	0	0	60.000

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 118901 320021000 PROMOCIÓN, DIVULGACIÓN, DEFENSA Y VIGILANCIA PARA LA ATENCIÓN DE PERSONAS Y COLECTIVOS ALTAMENTE VULNERABLES EN DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: EXTENDER Y AMPLIAR EL RADIO DE ACCIÓN DE LA DEFENSORÍA DEL PUEBLO PARA LA PROMOCIÓN, DEFENSA Y VIGILANCIA DE LOS DH, CON EL FIN DE PROTEGER A PERSONAS Y COLECTIVOS EN SITUACIÓN DE VULNERABILIDAD, HACIENDO ÉNFASIS EN LOS DERECHOS MÁS VULNERADOS COMO LO SON: DERECHOS CIVILES, DERECHOS SOCIALES, DERECHOS DE LA PRESTACIÓN DE LOS SERVICIOS PÚBLICOS, DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES, DERECHO DE LA MUJER Y DERECHOS DE LOS PUEBLOS INDÍGENAS; ASÍ COMO, DARLE CONTINUIDAD AL PLAN NACIONAL DE PROMOCIÓN Y DIVULGACIÓN DE LOS DERECHOS HUMANOS PARA PROMOVER UNA POLÍTICA DE PROMOCIÓN Y DIVULGACIÓN QUE FORTALEZCA LA CONCIENCIA Y LA CORRESPONSABILIDAD CIUDADANA CON EL OBJETO DE ALCANZAR UNA MAYOR APROXIMACIÓN DE LA CONQUISTA DE LA DIGNIDAD DE LAS PERSONAS.

UNIDAD DE MEDIDA: DENUNCIA **META:** 36.288

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURÍDICOS, DIRECCIÓN DE ANÁLISIS E INVESTIGACIÓN EN DERECHOS HUMANOS, DEFENSORÍAS DELEGADAS ESTADALES, COORDINACIÓN DE LAS DEFENSORÍAS DELEGADAS ESPECIALES, DIRECCIÓN GENERAL DE PROMOCIÓN Y DIVULGACION DE LOS DERECHOS HUMANOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	20.000	0	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	80.000	0	0	0	0	0	80.000
402	99	00	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
402	99	01	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**11.990.510**	**0**	**0**	**0**	**0**	**0**	**11.990.510**
403	01	00	00	Alquileres de inmuebles	500.000	0	0	0	0	0	500.000
403	01	01	00	Alquileres de edificios y locales	500.000	0	0	0	0	0	500.000
403	04	00	00	Servicios básicos	1.275.000	0	0	0	0	0	1.275.000
403	04	01	00	Electricidad	80.000	0	0	0	0	0	80.000
403	04	03	00	Agua	25.000	0	0	0	0	0	25.000
403	04	04	00	Teléfonos	550.000	0	0	0	0	0	550.000
403	04	05	00	Servicio de comunicaciones	300.000	0	0	0	0	0	300.000
403	04	06	00	Servicio de aseo urbano y domiciliario	40.000	0	0	0	0	0	40.000
403	04	07	00	Servicio de condominio	280.000	0	0	0	0	0	280.000
403	06	00	00	Servicios de transporte y almacenaje	350.000	0	0	0	0	0	350.000
403	06	03	00	Estacionamiento	50.000	0	0	0	0	0	50.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	300.000	0	0	0	0	0	300.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.128.240	0	0	0	0	0	2.128.240
403	07	01	00	Publicidad y propaganda	285.000	0	0	0	0	0	285.000
403	07	02	00	Imprenta y reproducción	843.240	0	0	0	0	0	843.240
403	07	03	00	Relaciones sociales	500.000	0	0	0	0	0	500.000
403	07	04	00	Avisos	500.000	0	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	601.500	0	0	0	0	0	601.500
403	08	01	00	Primas y gastos de seguros	600.000	0	0	0	0	0	600.000
403	08	02	00	Comisiones y gastos bancarios	1.500	0	0	0	0	0	1.500
403	09	00	00	Viáticos y pasajes	1.775.000	0	0	0	0	0	1.775.000
403	09	01	00	Viáticos y pasajes dentro del país	1.200.000	0	0	0	0	0	1.200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 118901 320021000 PROMOCIÓN, DIVULGACIÓN, DEFENSA Y VIGILANCIA PARA LA ATENCIÓN DE PERSONAS Y COLECTIVOS ALTAMENTE VULNERABLES EN DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: EXTENDER Y AMPLIAR EL RADIO DE ACCIÓN DE LA DEFENSORÍA DEL PUEBLO PARA LA PROMOCIÓN, DEFENSA Y VIGILANCIA DE LOS DH, CON EL FIN DE PROTEGER A PERSONAS Y COLECTIVOS EN SITUACIÓN DE VULNERABILIDAD, HACIENDO ÉNFASIS EN LOS DERECHOS MÁS VULNERADOS COMO LO SON: DERECHOS CIVILES, DERECHOS SOCIALES, DERECHOS DE LA PRESTACIÓN DE LOS SERVICIOS PÚBLICOS, DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES, DERECHO DE LA MUJER Y DERECHOS DE LOS PUEBLOS INDÍGENAS; ASÍ COMO, DARLE CONTINUIDAD AL PLAN NACIONAL DE PROMOCIÓN Y DIVULGACIÓN DE LOS DERECHOS HUMANOS PARA PROMOVER UNA POLÍTICA DE PROMOCIÓN Y DIVULGACIÓN QUE FORTALEZCA LA CONCIENCIA Y LA CORRESPONSABILIDAD CIUDADANA CON EL OBJETO DE ALCANZAR UNA MAYOR APROXIMACIÓN DE LA CONQUISTA DE LA DIGNIDAD DE LAS PERSONAS.

UNIDAD DE MEDIDA: DENUNCIA **META:** 36.288

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURÍDICOS, DIRECCIÓN DE ANÁLISIS E INVESTIGACIÓN EN DERECHOS HUMANOS, DEFENSORÍAS DELEGADAS ESTADALES, COORDINACIÓN DE LAS DEFENSORÍAS DELEGADAS ESPECIALES, DIRECCIÓN GENERAL DE PROMOCIÓN Y DIVULGACION DE LOS DERECHOS HUMANOS

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	550.000	0	0	0	0	0	550.000
403	09	03	00	Asignación por kilómetros recorridos	25.000	0	0	0	0	0	25.000
403	10	00	00	Servicios profesionales y técnicos	600.000	0	0	0	0	0	600.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	500.000	0	0	0	0	0	500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.000.000	0	0	0	0	0	1.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	800.000	0	0	0	0	0	800.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
403	12	00	00	Conservación y reparaciones menores de obras	1.000.000	0	0	0	0	0	1.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.000.000	0	0	0	0	0	1.000.000
403	15	00	00	Servicios fiscales	60.000	0	0	0	0	0	60.000
403	15	02	00	Tasas y otros derechos obligatorios	60.000	0	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	1.863.970	0	0	0	0	0	1.863.970
403	18	01	00	Impuesto al valor agregado	1.863.970	0	0	0	0	0	1.863.970
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	436.800	0	0	0	0	0	436.800
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	436.800	0	0	0	0	0	436.800
403	99	00	00	Otros servicios no personales	400.000	0	0	0	0	0	400.000
403	99	01	00	Otros servicios no personales	400.000	0	0	0	0	0	400.000
404	**00**	**00**	**00**	**Activos reales**	**1.380.875**	**0**	**0**	0	0	**0**	**1.380.875**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.380.875	0	0	0	0	0	1.380.875
404	09	02	00	Equipos de computación	1.380.875	0	0	0	0	0	1.380.875
				Totales	**115.796.652**	**0**	**0**	**0**	**0**	**0**	**115.796.652**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 118901 320021000 PROMOCIÓN, DIVULGACIÓN, DEFENSA Y VIGILANCIA PARA LA ATENCIÓN DE PERSONAS Y COLECTIVOS ALTAMENTE VULNERABLES EN DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: EXTENDER Y AMPLIAR EL RADIO DE ACCIÓN DE LA DEFENSORÍA DEL PUEBLO PARA LA PROMOCIÓN, DEFENSA Y VIGILANCIA DE LOS DH, CON EL FIN DE PROTEGER A PERSONAS Y COLECTIVOS EN SITUACIÓN DE VULNERABILIDAD, HACIENDO ÉNFASIS EN LOS DERECHOS MÁS VULNERADOS COMO LO SON: DERECHOS CIVILES, DERECHOS SOCIALES, DERECHOS DE LA PRESTACIÓN DE LOS SERVICIOS PÚBLICOS, DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES, DERECHO DE LA MUJER Y DERECHOS DE LOS PUEBLOS INDÍGENAS; ASÍ COMO, DARLE CONTINUIDAD AL PLAN NACIONAL DE PROMOCIÓN Y DIVULGACIÓN DE LOS DERECHOS HUMANOS PARA PROMOVER UNA POLÍTICA DE PROMOCIÓN Y DIVULGACIÓN QUE FORTALEZCA LA CONCIENCIA Y LA CORRESPONSABILIDAD CIUDADANA CON EL OBJETO DE ALCANZAR UNA MAYOR APROXIMACIÓN DE LA CONQUISTA DE LA DIGNIDAD DE LAS PERSONAS.

UNIDAD DE MEDIDA: DENUNCIA

META: 36.288

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURÍDICOS, DIRECCIÓN DE ANÁLISIS E INVESTIGACIÓN EN DERECHOS HUMANOS, DEFENSORÍAS DELEGADAS ESTADALES, COORDINACIÓN DE LAS DEFENSORÍAS DELEGADAS ESPECIALES, DIRECCIÓN GENERAL DE PROMOCIÓN Y DIVULGACION DE LOS DERECHOS HUMANOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 118901 320021000 PROMOCIÓN, DIVULGACIÓN, DEFENSA Y VIGILANCIA PARA LA ATENCIÓN DE PERSONAS Y COLECTIVOS ALTAMENTE VULNERABLES EN DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: EXTENDER Y AMPLIAR EL RADIO DE ACCIÓN DE LA DEFENSORÍA DEL PUEBLO PARA LA PROMOCIÓN, DEFENSA Y VIGILANCIA DE LOS DH, CON EL FIN DE PROTEGER A PERSONAS Y COLECTIVOS EN SITUACIÓN DE VULNERABILIDAD, HACIENDO ÉNFASIS EN LOS DERECHOS MÁS VULNERADOS COMO LO SON: DERECHOS CIVILES, DERECHOS SOCIALES, DERECHOS DE LA PRESTACIÓN DE LOS SERVICIOS PÚBLICOS, DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES, DERECHO DE LA MUJER Y DERECHOS DE LOS PUEBLOS INDÍGENAS; ASÍ COMO, DARLE CONTINUIDAD AL PLAN NACIONAL DE PROMOCIÓN Y DIVULGACIÓN DE LOS DERECHOS HUMANOS PARA PROMOVER UNA POLÍTICA DE PROMOCIÓN Y DIVULGACIÓN QUE FORTALEZCA LA CONCIENCIA Y LA CORRESPONSABILIDAD CIUDADANA CON EL OBJETO DE ALCANZAR UNA MAYOR APROXIMACIÓN DE LA CONQUISTA DE LA DIGNIDAD DE LAS PERSONAS.

UNIDAD DE MEDIDA: DENUNCIA **META:** 36.288

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURÍDICOS, DIRECCIÓN DE ANÁLISIS E INVESTIGACIÓN EN DERECHOS HUMANOS, DEFENSORÍAS DELEGADAS ESTADALES, COORDINACIÓN DE LAS DEFENSORÍAS DELEGADAS ESPECIALES, DIRECCIÓN GENERAL DE PROMOCIÓN Y DIVULGACION DE LOS DERECHOS HUMANOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 320021001 PROTECCIÓN A PERSONAS Y GRUPOS EN SITUACIÓN DE AMENAZAS O VIOLACIÓN DE SUS DERECHOS HUMANOS

UNIDAD DE MEDIDA: DENUNCIA **META:** 36.288

RESPONSABLE/EJECUTOR: DEFENSORIA DEL PUEBLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**100.639.552**	**0**	**0**	**0**	**0**	**0**	**100.639.552**
401	01	00	00	Sueldos, salarios y otras retribuciones	35.692.400	0	0	0	0	0	35.692.400
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	28.799.000	0	0	0	0	0	28.799.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.007.000	0	0	0	0	0	1.007.000
401	01	18	00	Remuneraciones al personal contratado	5.886.400	0	0	0	0	0	5.886.400
401	03	00	00	Primas	11.024.800	0	0	0	0	0	11.024.800
401	03	03	00	Primas por hogar a empleados	1.068.000	0	0	0	0	0	1.068.000
401	03	08	00	Primas de profesionalización a empleados	1.920.000	0	0	0	0	0	1.920.000
401	03	09	00	Primas por antigüedad a empleados	4.009.000	0	0	0	0	0	4.009.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.926.000	0	0	0	0	0	3.926.000
401	03	18	00	Primas por hogar a obreros	89.000	0	0	0	0	0	89.000
401	03	21	00	Primas por antigüedad a obreros	11.000	0	0	0	0	0	11.000
401	03	97	00	Otras primas a empleados	1.800	0	0	0	0	0	1.800
401	04	00	00	Complementos de sueldos y salarios	21.096.142	0	0	0	0	0	21.096.142
401	04	06	00	Complemento a empleados por comisión de servicios	122.000	0	0	0	0	0	122.000
401	04	08	00	Bono compensatorio de alimentación a empleados	6.818.175	0	0	0	0	0	6.818.175
401	04	09	00	Bono compensatorio de transporte a empleados	1.602.000	0	0	0	0	0	1.602.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.199.167	0	0	0	0	0	1.199.167
401	04	19	00	Bono compensatorio de transporte a obreros	134.000	0	0	0	0	0	134.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.409.600	0	0	0	0	0	2.409.600
401	04	96	00	Otros complementos a empleados	6.907.967	0	0	0	0	0	6.907.967
401	04	97	00	Otros complementos a obreros	206.833	0	0	0	0	0	206.833

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 118901 320021000 PROMOCIÓN, DIVULGACIÓN, DEFENSA Y VIGILANCIA PARA LA ATENCIÓN DE PERSONAS Y COLECTIVOS ALTAMENTE VULNERABLES EN DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: EXTENDER Y AMPLIAR EL RADIO DE ACCIÓN DE LA DEFENSORÍA DEL PUEBLO PARA LA PROMOCIÓN, DEFENSA Y VIGILANCIA DE LOS DH, CON EL FIN DE PROTEGER A PERSONAS Y COLECTIVOS EN SITUACIÓN DE VULNERABILIDAD, HACIENDO ÉNFASIS EN LOS DERECHOS MÁS VULNERADOS COMO LO SON: DERECHOS CIVILES, DERECHOS SOCIALES, DERECHOS DE LA PRESTACIÓN DE LOS SERVICIOS PÚBLICOS, DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES, DERECHO DE LA MUJER Y DERECHOS DE LOS PUEBLOS INDÍGENAS; ASÍ COMO, DARLE CONTINUIDAD AL PLAN NACIONAL DE PROMOCIÓN Y DIVULGACIÓN DE LOS DERECHOS HUMANOS PARA PROMOVER UNA POLÍTICA DE PROMOCIÓN Y DIVULGACIÓN QUE FORTALEZCA LA CONCIENCIA Y LA CORRESPONSABILIDAD CIUDADANA CON EL OBJETO DE ALCANZAR UNA MAYOR APROXIMACIÓN DE LA CONQUISTA DE LA DIGNIDAD DE LAS PERSONAS.

UNIDAD DE MEDIDA: DENUNCIA **META:** 36.288

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURÍDICOS, DIRECCIÓN DE ANÁLISIS E INVESTIGACIÓN EN DERECHOS HUMANOS, DEFENSORÍAS DELEGADAS ESTADALES, COORDINACIÓN DE LAS DEFENSORÍAS DELEGADAS ESPECIALES, DIRECCIÓN GENERAL DE PROMOCIÓN Y DIVULGACION DE LOS DERECHOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 320021001 PROTECCIÓN A PERSONAS Y GRUPOS EN SITUACIÓN DE AMENAZAS O VIOLACIÓN DE SUS DERECHOS HUMANOS

UNIDAD DE MEDIDA: DENUNCIA **META:** 36.288

RESPONSABLE/EJECUTOR: DEFENSORIA DEL PUEBLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	98	00	Otros complementos al personal contratado	1.696.400	0	0	0	0	0	1.696.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	10.231.750	0	0	0	0	0	10.231.750
401	05	01	00	Aguinaldos a empleados	5.746.000	0	0	0	0	0	5.746.000
401	05	03	00	Bono vacacional a empleados	3.447.750	0	0	0	0	0	3.447.750
401	05	04	00	Aguinaldos a obreros	189.000	0	0	0	0	0	189.000
401	05	06	00	Bono vacacional a obreros	114.000	0	0	0	0	0	114.000
401	05	07	00	Aguinaldos al personal contratado	735.000	0	0	0	0	0	735.000
401	06	00	00	Aportes patronales y legales	6.250.060	0	0	0	0	0	6.250.060
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.491.000	0	0	0	0	0	3.491.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.552.000	0	0	0	0	0	1.552.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	710.000	0	0	0	0	0	710.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	123.000	0	0	0	0	0	123.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	55.000	0	0	0	0	0	55.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	28.000	0	0	0	0	0	28.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	238.140	0	0	0	0	0	238.140
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	52.920	0	0	0	0	0	52.920
401	07	00	00	Asistencia socio-económica	10.883.000	0	0	0	0	0	10.883.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.259.000	0	0	0	0	0	4.259.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	5.000.000	0	0	0	0	0	5.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	430.000	0	0	0	0	0	430.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	164.000	0	0	0	0	0	164.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 118901 320021000 PROMOCIÓN, DIVULGACIÓN, DEFENSA Y VIGILANCIA PARA LA ATENCIÓN DE PERSONAS Y COLECTIVOS ALTAMENTE VULNERABLES EN DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: EXTENDER Y AMPLIAR EL RADIO DE ACCIÓN DE LA DEFENSORÍA DEL PUEBLO PARA LA PROMOCIÓN, DEFENSA Y VIGILANCIA DE LOS DH, CON EL FIN DE PROTEGER A PERSONAS Y COLECTIVOS EN SITUACIÓN DE VULNERABILIDAD, HACIENDO ÉNFASIS EN LOS DERECHOS MÁS VULNERADOS COMO LO SON: DERECHOS CIVILES, DERECHOS SOCIALES, DERECHOS DE LA PRESTACIÓN DE LOS SERVICIOS PÚBLICOS, DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES, DERECHO DE LA MUJER Y DERECHOS DE LOS PUEBLOS INDÍGENAS; ASÍ COMO, DARLE CONTINUIDAD AL PLAN NACIONAL DE PROMOCIÓN Y DIVULGACIÓN DE LOS DERECHOS HUMANOS PARA PROMOVER UNA POLÍTICA DE PROMOCIÓN Y DIVULGACIÓN QUE FORTALEZCA LA CONCIENCIA Y LA CORRESPONSABILIDAD CIUDADANA CON EL OBJETO DE ALCANZAR UNA MAYOR APROXIMACIÓN DE LA CONQUISTA DE LA DIGNIDAD DE LAS PERSONAS.

UNIDAD DE MEDIDA: DENUNCIA **META:** 36.288

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURÍDICOS, DIRECCIÓN DE ANÁLISIS E INVESTIGACIÓN EN DERECHOS HUMANOS, DEFENSORÍAS DELEGADAS ESTADALES, COORDINACIÓN DE LAS DEFENSORÍAS DELEGADAS ESPECIALES, DIRECCIÓN GENERAL DE PROMOCIÓN Y DIVULGACION DE LOS DERECHOS HUMANOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 320021001 PROTECCIÓN A PERSONAS Y GRUPOS EN SITUACIÓN DE AMENAZAS O VIOLACIÓN DE SUS DERECHOS HUMANOS

UNIDAD DE MEDIDA: DENUNCIA **META:** 36.288

RESPONSABLE/EJECUTOR: DEFENSORIA DEL PUEBLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.000.000	0	0	0	0	0	1.000.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	30.000	0	0	0	0	0	30.000
401	08	00	00	Prestaciones sociales e indemnizaciones	5.461.400	0	0	0	0	0	5.461.400
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.330.200	0	0	0	0	0	4.330.200
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	273.700	0	0	0	0	0	273.700
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	857.500	0	0	0	0	0	857.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.785.715**	**0**	**0**	**0**	**0**	**0**	**1.785.715**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
402	03	00	00	Textiles y vestuarios	20.000	0	0	0	0	0	20.000
402	03	01	00	Textiles	10.000	0	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehículos	100.000	0	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	425.000	0	0	0	0	0	425.000
402	05	01	00	Pulpa de madera, papel y cartón	75.000	0	0	0	0	0	75.000
402	05	02	00	Envases y cajas de papel y cartón	25.000	0	0	0	0	0	25.000
402	05	03	00	Productos de papel y cartón para oficina	70.000	0	0	0	0	0	70.000
402	05	04	00	Libros, revistas y periódicos	30.000	0	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	225.000	0	0	0	0	0	225.000
402	06	00	00	Productos químicos y derivados	100.715	0	0	0	0	0	100.715
402	06	03	00	Tintas, pinturas y colorantes	25.000	0	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 118901 320021000 PROMOCIÓN, DIVULGACIÓN, DEFENSA Y VIGILANCIA PARA LA ATENCIÓN DE PERSONAS Y COLECTIVOS ALTAMENTE VULNERABLES EN DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: EXTENDER Y AMPLIAR EL RADIO DE ACCIÓN DE LA DEFENSORÍA DEL PUEBLO PARA LA PROMOCIÓN, DEFENSA Y VIGILANCIA DE LOS DH, CON EL FIN DE PROTEGER A PERSONAS Y COLECTIVOS EN SITUACIÓN DE VULNERABILIDAD, HACIENDO ÉNFASIS EN LOS DERECHOS MÁS VULNERADOS COMO LO SON: DERECHOS CIVILES, DERECHOS SOCIALES, DERECHOS DE LA PRESTACIÓN DE LOS SERVICIOS PÚBLICOS, DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES, DERECHO DE LA MUJER Y DERECHOS DE LOS PUEBLOS INDÍGENAS; ASÍ COMO, DARLE CONTINUIDAD AL PLAN NACIONAL DE PROMOCIÓN Y DIVULGACIÓN DE LOS DERECHOS HUMANOS PARA PROMOVER UNA POLÍTICA DE PROMOCIÓN Y DIVULGACIÓN QUE FORTALEZCA LA CONCIENCIA Y LA CORRESPONSABILIDAD CIUDADANA CON EL OBJETO DE ALCANZAR UNA MAYOR APROXIMACIÓN DE LA CONQUISTA DE LA DIGNIDAD DE LAS PERSONAS.

UNIDAD DE MEDIDA: DENUNCIA **META:** 36.288

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURÍDICOS, DIRECCIÓN DE ANÁLISIS E INVESTIGACIÓN EN DERECHOS HUMANOS, DEFENSORÍAS DELEGADAS ESTADALES, COORDINACIÓN DE LAS DEFENSORÍAS DELEGADAS ESPECIALES, DIRECCIÓN GENERAL DE PROMOCIÓN Y DIVULGACION DE LOS DERECHOS HUMANOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 320021001 PROTECCIÓN A PERSONAS Y GRUPOS EN SITUACIÓN DE AMENAZAS O VIOLACIÓN DE SUS DERECHOS HUMANOS

UNIDAD DE MEDIDA: DENUNCIA **META:** 36.288

RESPONSABLE/EJECUTOR: DEFENSORIA DEL PUEBLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	25.715	0	0	0	0	0	25.715
402	06	08	00	Productos plásticos	40.000	0	0	0	0	0	40.000
402	08	00	00	Productos metálicos	150.000	0	0	0	0	0	150.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	40.000	0	0	0	0	0	40.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	80.000	0	0	0	0	0	80.000
402	08	10	00	Repuestos y accesorios para otros equipos	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	860.000	0	0	0	0	0	860.000
402	10	02	00	Materiales y útiles de limpieza y aseo	40.000	0	0	0	0	0	40.000
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	0	100.000
402	10	06	00	Condecoraciones, ofrendas y similares	55.000	0	0	0	0	0	55.000
402	10	08	00	Materiales para equipos de computación	500.000	0	0	0	0	0	500.000
402	10	11	00	Materiales eléctricos	60.000	0	0	0	0	0	60.000
402	10	12	00	Materiales para instalaciones sanitarias	20.000	0	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	80.000	0	0	0	0	0	80.000
402	99	00	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
402	99	01	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**10.896.070**	**0**	**0**	**0**	**0**	**0**	**10.896.070**
403	01	00	00	Alquileres de inmuebles	500.000	0	0	0	0	0	500.000
403	01	01	00	Alquileres de edificios y locales	500.000	0	0	0	0	0	500.000
403	04	00	00	Servicios básicos	1.275.000	0	0	0	0	0	1.275.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 118901 320021000 PROMOCIÓN, DIVULGACIÓN, DEFENSA Y VIGILANCIA PARA LA ATENCIÓN DE PERSONAS Y COLECTIVOS ALTAMENTE VULNERABLES EN DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: EXTENDER Y AMPLIAR EL RADIO DE ACCIÓN DE LA DEFENSORÍA DEL PUEBLO PARA LA PROMOCIÓN, DEFENSA Y VIGILANCIA DE LOS DH, CON EL FIN DE PROTEGER A PERSONAS Y COLECTIVOS EN SITUACIÓN DE VULNERABILIDAD, HACIENDO ÉNFASIS EN LOS DERECHOS MÁS VULNERADOS COMO LO SON: DERECHOS CIVILES, DERECHOS SOCIALES, DERECHOS DE LA PRESTACIÓN DE LOS SERVICIOS PÚBLICOS, DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES, DERECHO DE LA MUJER Y DERECHOS DE LOS PUEBLOS INDÍGENAS; ASÍ COMO, DARLE CONTINUIDAD AL PLAN NACIONAL DE PROMOCIÓN Y DIVULGACIÓN DE LOS DERECHOS HUMANOS PARA PROMOVER UNA POLÍTICA DE PROMOCIÓN Y DIVULGACIÓN QUE FORTALEZCA LA CONCIENCIA Y LA CORRESPONSABILIDAD CIUDADANA CON EL OBJETO DE ALCANZAR UNA MAYOR APROXIMACIÓN DE LA CONQUISTA DE LA DIGNIDAD DE LAS PERSONAS.

UNIDAD DE MEDIDA: DENUNCIA **META:** 36.288

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURÍDICOS, DIRECCIÓN DE ANÁLISIS E INVESTIGACIÓN EN DERECHOS HUMANOS, DEFENSORÍAS DELEGADAS ESTADALES, COORDINACIÓN DE LAS DEFENSORÍAS DELEGADAS ESPECIALES, DIRECCIÓN GENERAL DE PROMOCIÓN Y DIVULGACION DE LOS DERECHOS HUMANOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 320021001 PROTECCIÓN A PERSONAS Y GRUPOS EN SITUACIÓN DE AMENAZAS O VIOLACIÓN DE SUS DERECHOS HUMANOS

UNIDAD DE MEDIDA: DENUNCIA **META:** 36.288

RESPONSABLE/EJECUTOR: DEFENSORIA DEL PUEBLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	01	00	Electricidad	80.000	0	0	0	0	0	80.000
403	04	03	00	Agua	25.000	0	0	0	0	0	25.000
403	04	04	00	Teléfonos	550.000	0	0	0	0	0	550.000
403	04	05	00	Servicio de comunicaciones	300.000	0	0	0	0	0	300.000
403	04	06	00	Servicio de aseo urbano y domiciliario	40.000	0	0	0	0	0	40.000
403	04	07	00	Servicio de condominio	280.000	0	0	0	0	0	280.000
403	06	00	00	Servicios de transporte y almacenaje	350.000	0	0	0	0	0	350.000
403	06	03	00	Estacionamiento	50.000	0	0	0	0	0	50.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	300.000	0	0	0	0	0	300.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.785.000	0	0	0	0	0	1.785.000
403	07	01	00	Publicidad y propaganda	285.000	0	0	0	0	0	285.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	0	500.000
403	07	03	00	Relaciones sociales	500.000	0	0	0	0	0	500.000
403	07	04	00	Avisos	500.000	0	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	601.500	0	0	0	0	0	601.500
403	08	01	00	Primas y gastos de seguros	600.000	0	0	0	0	0	600.000
403	08	02	00	Comisiones y gastos bancarios	1.500	0	0	0	0	0	1.500
403	09	00	00	Viáticos y pasajes	1.055.000	0	0	0	0	0	1.055.000
403	09	01	00	Viáticos y pasajes dentro del país	1.030.000	0	0	0	0	0	1.030.000
403	09	03	00	Asignación por kilómetros recorridos	25.000	0	0	0	0	0	25.000
403	10	00	00	Servicios profesionales y técnicos	600.000	0	0	0	0	0	600.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 118901 320021000 PROMOCIÓN, DIVULGACIÓN, DEFENSA Y VIGILANCIA PARA LA ATENCIÓN DE PERSONAS Y COLECTIVOS ALTAMENTE VULNERABLES EN DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: EXTENDER Y AMPLIAR EL RADIO DE ACCIÓN DE LA DEFENSORÍA DEL PUEBLO PARA LA PROMOCIÓN, DEFENSA Y VIGILANCIA DE LOS DH, CON EL FIN DE PROTEGER A PERSONAS Y COLECTIVOS EN SITUACIÓN DE VULNERABILIDAD, HACIENDO ÉNFASIS EN LOS DERECHOS MÁS VULNERADOS COMO LO SON: DERECHOS CIVILES, DERECHOS SOCIALES, DERECHOS DE LA PRESTACIÓN DE LOS SERVICIOS PÚBLICOS, DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES, DERECHO DE LA MUJER Y DERECHOS DE LOS PUEBLOS INDÍGENAS; ASÍ COMO, DARLE CONTINUIDAD AL PLAN NACIONAL DE PROMOCIÓN Y DIVULGACIÓN DE LOS DERECHOS HUMANOS PARA PROMOVER UNA POLÍTICA DE PROMOCIÓN Y DIVULGACIÓN QUE FORTALEZCA LA CONCIENCIA Y LA CORRESPONSABILIDAD CIUDADANA CON EL OBJETO DE ALCANZAR UNA MAYOR APROXIMACIÓN DE LA CONQUISTA DE LA DIGNIDAD DE LAS PERSONAS.

UNIDAD DE MEDIDA: DENUNCIA **META:** 36.288

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURÍDICOS, DIRECCIÓN DE ANÁLISIS E INVESTIGACIÓN EN DERECHOS HUMANOS, DEFENSORÍAS DELEGADAS ESTADALES, COORDINACIÓN DE LAS DEFENSORÍAS DELEGADAS ESPECIALES, DIRECCIÓN GENERAL DE PROMOCIÓN Y DIVULGACION DE LOS DERECHOS HUMANOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 320021001 PROTECCIÓN A PERSONAS Y GRUPOS EN SITUACIÓN DE AMENAZAS O VIOLACIÓN DE SUS DERECHOS HUMANOS

UNIDAD DE MEDIDA: DENUNCIA **META:** 36.288

RESPONSABLE/EJECUTOR: DEFENSORIA DEL PUEBLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	500.000	0	0	0	0	0	500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.000.000	0	0	0	0	0	1.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	800.000	0	0	0	0	0	800.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
403	12	00	00	Conservación y reparaciones menores de obras	1.000.000	0	0	0	0	0	1.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.000.000	0	0	0	0	0	1.000.000
403	15	00	00	Servicios fiscales	60.000	0	0	0	0	0	60.000
403	15	02	00	Tasas y otros derechos obligatorios	60.000	0	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	1.832.770	0	0	0	0	0	1.832.770
403	18	01	00	Impuesto al valor agregado	1.832.770	0	0	0	0	0	1.832.770
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	436.800	0	0	0	0	0	436.800
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	436.800	0	0	0	0	0	436.800
403	99	00	00	Otros servicios no personales	400.000	0	0	0	0	0	400.000
403	99	01	00	Otros servicios no personales	400.000	0	0	0	0	0	400.000
				Totales	**113.321.337**	**0**	**0**	**0**	**0**	0	**113.321.337**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 118901 320021000 PROMOCIÓN, DIVULGACIÓN, DEFENSA Y VIGILANCIA PARA LA ATENCIÓN DE PERSONAS Y COLECTIVOS ALTAMENTE VULNERABLES EN DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: EXTENDER Y AMPLIAR EL RADIO DE ACCIÓN DE LA DEFENSORÍA DEL PUEBLO PARA LA PROMOCIÓN, DEFENSA Y VIGILANCIA DE LOS DH, CON EL FIN DE PROTEGER A PERSONAS Y COLECTIVOS EN SITUACIÓN DE VULNERABILIDAD, HACIENDO ÉNFASIS EN LOS DERECHOS MÁS VULNERADOS COMO LO SON: DERECHOS CIVILES, DERECHOS SOCIALES, DERECHOS DE LA PRESTACIÓN DE LOS SERVICIOS PÚBLICOS, DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES, DERECHO DE LA MUJER Y DERECHOS DE LOS PUEBLOS INDÍGENAS; ASÍ COMO, DARLE CONTINUIDAD AL PLAN NACIONAL DE PROMOCIÓN Y DIVULGACIÓN DE LOS DERECHOS HUMANOS PARA PROMOVER UNA POLÍTICA DE PROMOCIÓN Y DIVULGACIÓN QUE FORTALEZCA LA CONCIENCIA Y LA CORRESPONSABILIDAD CIUDADANA CON EL OBJETO DE ALCANZAR UNA MAYOR APROXIMACIÓN DE LA CONQUISTA DE LA DIGNIDAD DE LAS PERSONAS.

UNIDAD DE MEDIDA: DENUNCIA **META:** 36.288

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURÍDICOS, DIRECCIÓN DE ANÁLISIS E INVESTIGACIÓN EN DERECHOS HUMANOS, DEFENSORÍAS DELEGADAS ESTADALES, COORDINACIÓN DE LAS DEFENSORÍAS DELEGADAS ESPECIALES, DIRECCIÓN GENERAL DE PROMOCIÓN Y DIVULGACION DE LOS DERECHOS HUMANOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 320021002 PLAN NACIONAL DE PROMOCIÓN Y DIVULGACIÓN DE LOS DERECHOS HUMANOS

UNIDAD DE MEDIDA: PROGRAMA **META:** 45

RESPONSABLE/EJECUTOR: DEFENSORIA DEL PUEBLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**494.440**	**0**	**0**	**0**	**0**	**0**	**494.440**
403	07	00	00	Servicios de información, impresión y relaciones públicas	343.240	0	0	0	0	0	343.240
403	07	02	00	Imprenta y reproducción	343.240	0	0	0	0	0	343.240
403	09	00	00	Viáticos y pasajes	120.000	0	0	0	0	0	120.000
403	09	01	00	Viáticos y pasajes dentro del país	120.000	0	0	0	0	0	120.000
403	18	00	00	Impuestos indirectos	31.200	0	0	0	0	0	31.200
403	18	01	00	Impuesto al valor agregado	31.200	0	0	0	0	0	31.200
				Totales	**494.440**	**0**	**0**	**0**	**0**	**0**	**494.440**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 118901 320021000 PROMOCIÓN, DIVULGACIÓN, DEFENSA Y VIGILANCIA PARA LA ATENCIÓN DE PERSONAS Y COLECTIVOS ALTAMENTE VULNERABLES EN DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: EXTENDER Y AMPLIAR EL RADIO DE ACCIÓN DE LA DEFENSORÍA DEL PUEBLO PARA LA PROMOCIÓN, DEFENSA Y VIGILANCIA DE LOS DH, CON EL FIN DE PROTEGER A PERSONAS Y COLECTIVOS EN SITUACIÓN DE VULNERABILIDAD, HACIENDO ÉNFASIS EN LOS DERECHOS MÁS VULNERADOS COMO LO SON: DERECHOS CIVILES, DERECHOS SOCIALES, DERECHOS DE LA PRESTACIÓN DE LOS SERVICIOS PÚBLICOS, DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES, DERECHO DE LA MUJER Y DERECHOS DE LOS PUEBLOS INDÍGENAS; ASÍ COMO, DARLE CONTINUIDAD AL PLAN NACIONAL DE PROMOCIÓN Y DIVULGACIÓN DE LOS DERECHOS HUMANOS PARA PROMOVER UNA POLÍTICA DE PROMOCIÓN Y DIVULGACIÓN QUE FORTALEZCA LA CONCIENCIA Y LA CORRESPONSABILIDAD CIUDADANA CON EL OBJETO DE ALCANZAR UNA MAYOR APROXIMACIÓN DE LA CONQUISTA DE LA DIGNIDAD DE LAS PERSONAS.

UNIDAD DE MEDIDA: DENUNCIA **META:** 36.288

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURÍDICOS, DIRECCIÓN DE ANÁLISIS E INVESTIGACIÓN EN DERECHOS HUMANOS, DEFENSORÍAS DELEGADAS ESTADALES, COORDINACIÓN DE LAS DEFENSORÍAS DELEGADAS ESPECIALES, DIRECCIÓN GENERAL DE PROMOCIÓN Y DIVULGACION DE LOS DERECHOS HUMANOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 320021003 PROMOCIÓN, VIGILANCIA Y DEFENSA DE LOS DERECHOS HUMANOS POR ÁMBITOS DE ACTUACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DEFENSORIA DEL PUEBLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del pais	50.000	0	0	0	0	0	50.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 118901 320021000 PROMOCIÓN, DIVULGACIÓN, DEFENSA Y VIGILANCIA PARA LA ATENCIÓN DE PERSONAS Y COLECTIVOS ALTAMENTE VULNERABLES EN DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: EXTENDER Y AMPLIAR EL RADIO DE ACCIÓN DE LA DEFENSORÍA DEL PUEBLO PARA LA PROMOCIÓN, DEFENSA Y VIGILANCIA DE LOS DH, CON EL FIN DE PROTEGER A PERSONAS Y COLECTIVOS EN SITUACIÓN DE VULNERABILIDAD, HACIENDO ÉNFASIS EN LOS DERECHOS MÁS VULNERADOS COMO LO SON: DERECHOS CIVILES, DERECHOS SOCIALES, DERECHOS DE LA PRESTACIÓN DE LOS SERVICIOS PÚBLICOS, DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES, DERECHO DE LA MUJER Y DERECHOS DE LOS PUEBLOS INDÍGENAS; ASÍ COMO, DARLE CONTINUIDAD AL PLAN NACIONAL DE PROMOCIÓN Y DIVULGACIÓN DE LOS DERECHOS HUMANOS PARA PROMOVER UNA POLÍTICA DE PROMOCIÓN Y DIVULGACIÓN QUE FORTALEZCA LA CONCIENCIA Y LA CORRESPONSABILIDAD CIUDADANA CON EL OBJETO DE ALCANZAR UNA MAYOR APROXIMACIÓN DE LA CONQUISTA DE LA DIGNIDAD DE LAS PERSONAS.

UNIDAD DE MEDIDA: DENUNCIA **META:** 36.288

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURÍDICOS, DIRECCIÓN DE ANÁLISIS E INVESTIGACIÓN EN DERECHOS HUMANOS, DEFENSORÍAS DELEGADAS ESTADALES, COORDINACIÓN DE LAS DEFENSORÍAS DELEGADAS ESPECIALES, DIRECCIÓN GENERAL DE PROMOCIÓN Y DIVULGACION DE LOS DERECHOS HUMANOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 320021004 ACTUACIONES DE LA DEFENSORIA DEL PUEBLO EN EL ÁMBITO INTERNACIONAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 87

RESPONSABLE/EJECUTOR: DEFENSORIA DEL PUEBLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**550.000**	**0**	**0**	**0**	**0**	**0**	**550.000**
403	09	00	00	Viáticos y pasajes	550.000	0	0	0	0	0	550.000
403	09	02	00	Viáticos y pasajes fuera del país	550.000	0	0	0	0	0	550.000
				Totales	**550.000**	**0**	**0**	**0**	**0**	**0**	**550.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 118901 320021000 PROMOCIÓN, DIVULGACIÓN, DEFENSA Y VIGILANCIA PARA LA ATENCIÓN DE PERSONAS Y COLECTIVOS ALTAMENTE VULNERABLES EN DERECHOS HUMANOS

OBJETIVO DEL PROYECTO: EXTENDER Y AMPLIAR EL RADIO DE ACCIÓN DE LA DEFENSORÍA DEL PUEBLO PARA LA PROMOCIÓN, DEFENSA Y VIGILANCIA DE LOS DH, CON EL FIN DE PROTEGER A PERSONAS Y COLECTIVOS EN SITUACIÓN DE VULNERABILIDAD, HACIENDO ÉNFASIS EN LOS DERECHOS MÁS VULNERADOS COMO LO SON: DERECHOS CIVILES, DERECHOS SOCIALES, DERECHOS DE LA PRESTACIÓN DE LOS SERVICIOS PÚBLICOS, DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES, DERECHO DE LA MUJER Y DERECHOS DE LOS PUEBLOS INDÍGENAS; ASÍ COMO, DARLE CONTINUIDAD AL PLAN NACIONAL DE PROMOCIÓN Y DIVULGACIÓN DE LOS DERECHOS HUMANOS PARA PROMOVER UNA POLÍTICA DE PROMOCIÓN Y DIVULGACIÓN QUE FORTALEZCA LA CONCIENCIA Y LA CORRESPONSABILIDAD CIUDADANA CON EL OBJETO DE ALCANZAR UNA MAYOR APROXIMACIÓN DE LA CONQUISTA DE LA DIGNIDAD DE LAS PERSONAS.

UNIDAD DE MEDIDA: DENUNCIA **META:** 36.288

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURÍDICOS, DIRECCIÓN DE ANÁLISIS E INVESTIGACIÓN EN DERECHOS HUMANOS, DEFENSORÍAS DELEGADAS ESTADALES, COORDINACIÓN DE LAS DEFENSORÍAS DELEGADAS ESPECIALES, DIRECCIÓN GENERAL DE PROMOCIÓN Y DIVULGACION DE LOS DERECHOS HUMANOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 320021005 ADECUACIÓN Y FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA DE LA INSTITUCIÓN

UNIDAD DE MEDIDA: EQUIPO ACTUALIZADO Y MANTENIDO **META:** 1

RESPONSABLE/EJECUTOR: DEFENSORIA DEL PUEBLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**1.380.875**	**0**	**0**	**0**	**0**	**0**	**1.380.875**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.380.875	0	0	0	0	0	1.380.875
404	09	02	00	Equipos de computación	1.380.875	0	0	0	0	0	1.380.875
				Totales	**1.380.875**	**0**	**0**	**0**	**0**	**0**	**1.380.875**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 329999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.754.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.754.000**	**0**	**0**	**0**	**0**	**0**	**4.754.000**
407	01	00	00	Transferencias y donaciones corrientes internas	4.754.000	0	0	0	0	0	4.754.000
407	01	03	00	Transferencias corrientes internas al sector público	4.754.000	0	0	0	0	0	4.754.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.754.000	0	0	0	0	0	4.754.000
				Totales	**4.754.000**	**0**	**0**	**0**	**0**	**0**	**4.754.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 329999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.754.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.754.000**	**0**	**0**	**0**	**0**	**0**	**4.754.000**
407	01	00	00	Transferencias y donaciones corrientes internas	4.754.000	0	0	0	0	0	4.754.000
407	01	03	00	Transferencias corrientes internas al sector público	4.754.000	0	0	0	0	0	4.754.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.754.000	0	0	0	0	0	4.754.000
				- A0412 Fundación Juan Vives Suriá	4.754.000	0	0	0	0	0	4.754.000
				Totales	**4.754.000**	**0**	**0**	**0**	**0**	**0**	**4.754.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 329999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.754.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 329999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN JUAN VIVES SURIÁ

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.754.000

RESPONSABLE/EJECUTOR: FUNDACION JUAN VIVES SURIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.754.000**	**0**	**0**	**0**	**0**	**0**	**4.754.000**
407	01	00	00	Transferencias y donaciones corrientes internas	4.754.000	0	0	0	0	0	4.754.000
407	01	03	00	Transferencias corrientes internas al sector público	4.754.000	0	0	0	0	0	4.754.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.754.000	0	0	0	0	0	4.754.000
				Totales	**4.754.000**	**0**	**0**	**0**	**0**	**0**	**4.754.000**

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**39.204.966**	**0**	**0**	**0**	**0**	**0**	**39.204.966**
401	01	00	00	Sueldos, salarios y otras retribuciones	12.506.301	0	0	0	0	0	12.506.301
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	11.391.501	0	0	0	0	0	11.391.501
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	689.000	0	0	0	0	0	689.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	223.000	0	0	0	0	0	223.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	186.000	0	0	0	0	0	186.000
401	01	99	00	Otras retribuciones	16.800	0	0	0	0	0	16.800
401	03	00	00	Primas	4.660.000	0	0	0	0	0	4.660.000
401	03	03	00	Primas por hogar a empleados	495.000	0	0	0	0	0	495.000
401	03	08	00	Primas de profesionalización a empleados	530.000	0	0	0	0	0	530.000
401	03	09	00	Primas por antigüedad a empleados	1.542.000	0	0	0	0	0	1.542.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.936.000	0	0	0	0	0	1.936.000
401	03	18	00	Primas por hogar a obreros	60.000	0	0	0	0	0	60.000
401	03	21	00	Primas por antigüedad a obreros	8.000	0	0	0	0	0	8.000
401	03	97	00	Otras primas a empleados	63.000	0	0	0	0	0	63.000
401	03	98	00	Otras primas a obreros	26.000	0	0	0	0	0	26.000
401	04	00	00	Complementos de sueldos y salarios	8.286.465	0	0	0	0	0	8.286.465
401	04	05	00	Complemento a empleados por gastos de representación	78.000	0	0	0	0	0	78.000
401	04	06	00	Complemento a empleados por comisión de servicios	476.000	0	0	0	0	0	476.000
401	04	08	00	Bono compensatorio de alimentación a empleados	3.146.165	0	0	0	0	0	3.146.165
401	04	09	00	Bono compensatorio de transporte a empleados	746.000	0	0	0	0	0	746.000
401	04	18	00	Bono compensatorio de alimentación a obreros	810.000	0	0	0	0	0	810.000
401	04	19	00	Bono compensatorio de transporte a obreros	90.000	0	0	0	0	0	90.000
401	04	96	00	Otros complementos a empleados	2.799.133	0	0	0	0	0	2.799.133
401	04	97	00	Otros complementos a obreros	141.167	0	0	0	0	0	141.167
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.935.500	0	0	0	0	0	4.935.500
401	05	01	00	Aguinaldos a empleados	2.383.000	0	0	0	0	0	2.383.000
401	05	03	00	Bono vacacional a empleados	1.430.250	0	0	0	0	0	1.430.250
401	05	04	00	Aguinaldos a obreros	134.000	0	0	0	0	0	134.000
401	05	06	00	Bono vacacional a obreros	81.000	0	0	0	0	0	81.000
401	05	07	00	Aguinaldos al personal contratado	566.750	0	0	0	0	0	566.750
401	05	08	00	Bono vacacional al personal contratado	340.500	0	0	0	0	0	340.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	3.033.800	0	0	0	0	0	3.033.800
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.491.000	0	0	0	0	0	1.491.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	663.000	0	0	0	0	0	663.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	285.000	0	0	0	0	0	285.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	87.000	0	0	0	0	0	87.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	39.000	0	0	0	0	0	39.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	20.000	0	0	0	0	0	20.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	367.200	0	0	0	0	0	367.200
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	81.600	0	0	0	0	0	81.600
401	07	00	00	Asistencia socio-económica	2.434.800	0	0	0	0	0	2.434.800
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.708.000	0	0	0	0	0	1.708.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	260.000	0	0	0	0	0	260.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	18.000	0	0	0	0	0	18.000
401	07	33	00	Asistencia socio-económica al personal contratado	448.800	0	0	0	0	0	448.800
401	08	00	00	Prestaciones sociales e indemnizaciones	3.348.100	0	0	0	0	0	3.348.100
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.412.200	0	0	0	0	0	2.412.200
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	193.900	0	0	0	0	0	193.900
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	742.000	0	0	0	0	0	742.000
403	**00**	**00**	**00**	**Servicios no personales**	**264.000**	**0**	**0**	**0**	**0**	**0**	**264.000**
403	10	00	00	Servicios profesionales y técnicos	150.000	0	0	0	0	0	150.000
403	10	07	00	Servicios de capacitación y adiestramiento	150.000	0	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	23.000	0	0	0	0	0	23.000
403	18	01	00	Impuesto al valor agregado	23.000	0	0	0	0	0	23.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	91.000	0	0	0	0	0	91.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	91.000	0	0	0	0	0	91.000
				Totales	**39.468.966**	**0**	**0**	**0**	**0**	**0**	**39.468.966**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 320001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**39.204.966**	**0**	**0**	**0**	**0**	**0**	**39.204.966**
401	01	00	00	Sueldos, salarios y otras retribuciones	12.506.301	0	0	0	0	0	12.506.301
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	11.391.501	0	0	0	0	0	11.391.501
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	689.000	0	0	0	0	0	689.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	223.000	0	0	0	0	0	223.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	186.000	0	0	0	0	0	186.000
401	01	99	00	Otras retribuciones	16.800	0	0	0	0	0	16.800
401	03	00	00	Primas	4.660.000	0	0	0	0	0	4.660.000
401	03	03	00	Primas por hogar a empleados	495.000	0	0	0	0	0	495.000
401	03	08	00	Primas de profesionalización a empleados	530.000	0	0	0	0	0	530.000
401	03	09	00	Primas por antigüedad a empleados	1.542.000	0	0	0	0	0	1.542.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.936.000	0	0	0	0	0	1.936.000
401	03	18	00	Primas por hogar a obreros	60.000	0	0	0	0	0	60.000
401	03	21	00	Primas por antigüedad a obreros	8.000	0	0	0	0	0	8.000
401	03	97	00	Otras primas a empleados	63.000	0	0	0	0	0	63.000
401	03	98	00	Otras primas a obreros	26.000	0	0	0	0	0	26.000
401	04	00	00	Complementos de sueldos y salarios	8.286.465	0	0	0	0	0	8.286.465
401	04	05	00	Complemento a empleados por gastos de representación	78.000	0	0	0	0	0	78.000
401	04	06	00	Complemento a empleados por comisión de servicios	476.000	0	0	0	0	0	476.000
401	04	08	00	Bono compensatorio de alimentación a empleados	3.146.165	0	0	0	0	0	3.146.165
401	04	09	00	Bono compensatorio de transporte a empleados	746.000	0	0	0	0	0	746.000
401	04	18	00	Bono compensatorio de alimentación a obreros	810.000	0	0	0	0	0	810.000
401	04	19	00	Bono compensatorio de transporte a obreros	90.000	0	0	0	0	0	90.000
401	04	96	00	Otros complementos a empleados	2.799.133	0	0	0	0	0	2.799.133
401	04	97	00	Otros complementos a obreros	141.167	0	0	0	0	0	141.167
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.935.500	0	0	0	0	0	4.935.500
401	05	01	00	Aguinaldos a empleados	2.383.000	0	0	0	0	0	2.383.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 320001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	03	00	Bono vacacional a empleados	1.430.250	0	0	0	0	0	1.430.250
401	05	04	00	Aguinaldos a obreros	134.000	0	0	0	0	0	134.000
401	05	06	00	Bono vacacional a obreros	81.000	0	0	0	0	0	81.000
401	05	07	00	Aguinaldos al personal contratado	566.750	0	0	0	0	0	566.750
401	05	08	00	Bono vacacional al personal contratado	340.500	0	0	0	0	0	340.500
401	06	00	00	Aportes patronales y legales	3.033.800	0	0	0	0	0	3.033.800
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.491.000	0	0	0	0	0	1.491.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	663.000	0	0	0	0	0	663.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	285.000	0	0	0	0	0	285.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	87.000	0	0	0	0	0	87.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	39.000	0	0	0	0	0	39.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	20.000	0	0	0	0	0	20.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	367.200	0	0	0	0	0	367.200
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	81.600	0	0	0	0	0	81.600
401	07	00	00	Asistencia socio-económica	2.434.800	0	0	0	0	0	2.434.800
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.708.000	0	0	0	0	0	1.708.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	260.000	0	0	0	0	0	260.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	18.000	0	0	0	0	0	18.000
401	07	33	00	Asistencia socio-económica al personal contratado	448.800	0	0	0	0	0	448.800
401	08	00	00	Prestaciones sociales e indemnizaciones	3.348.100	0	0	0	0	0	3.348.100
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.412.200	0	0	0	0	0	2.412.200
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	193.900	0	0	0	0	0	193.900
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	742.000	0	0	0	0	0	742.000
403	**00**	**00**	**00**	**Servicios no personales**	**264.000**	**0**	**0**	**0**	**0**	**0**	**264.000**
403	10	00	00	Servicios profesionales y técnicos	150.000	0	0	0	0	0	150.000
403	10	07	00	Servicios de capacitación y adiestramiento	150.000	0	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	23.000	0	0	0	0	0	23.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 320001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	18	01	00	Impuesto al valor agregado	23.000	0	0	0	0	0	23.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	91.000	0	0	0	0	0	91.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	91.000	0	0	0	0	0	91.000
				Totales	**39.468.966**	**0**	**0**	**0**	**0**	**0**	**39.468.966**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.000.000	0	0	0	0	0	1.000.000
407	02	02	00	Donaciones corrientes al exterior	1.000.000	0	0	0	0	0	1.000.000
407	02	02	01	Donaciones corrientes a personas	1.000.000	0	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2013**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 320002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.000.000	0	0	0	0	0	1.000.000
407	02	02	00	Donaciones corrientes al exterior	1.000.000	0	0	0	0	0	1.000.000
407	02	02	01	Donaciones corrientes a personas	1.000.000	0	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.554.600**	**0**	**0**	**0**	**0**	**0**	**2.554.600**
407	01	00	00	Transferencias y donaciones corrientes internas	2.554.600	0	0	0	0	0	2.554.600
407	01	01	00	Transferencias corrientes internas al sector privado	2.554.600	0	0	0	0	0	2.554.600
407	01	01	01	Pensiones del personal empleado, obrero y militar	592.800	0	0	0	0	0	592.800
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	1.368.000	0	0	0	0	0	1.368.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	148.200	0	0	0	0	0	148.200
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	445.600	0	0	0	0	0	445.600
				Totales	**2.554.600**	**0**	**0**	**0**	**0**	**0**	**2.554.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO **ACCIÓN CENTRALIZADA:** 320003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 320003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.554.600**	**0**	**0**	**0**	**0**	**0**	**2.554.600**
407	01	00	00	Transferencias y donaciones corrientes internas	2.554.600	0	0	0	0	0	2.554.600
407	01	01	00	Transferencias corrientes internas al sector privado	2.554.600	0	0	0	0	0	2.554.600
407	01	01	01	Pensiones del personal empleado, obrero y militar	592.800	0	0	0	0	0	592.800
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	1.368.000	0	0	0	0	0	1.368.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	148.200	0	0	0	0	0	148.200
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	445.600	0	0	0	0	0	445.600
				Totales	**2.554.600**	**0**	**0**	**0**	**0**	**0**	**2.554.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320006000 GESTIÓN AUDITORIA INTERNA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.841.926**	**0**	**0**	**0**	**0**	**0**	**2.841.926**
401	01	00	00	Sueldos, salarios y otras retribuciones	677.100	0	0	0	0	0	677.100
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	600.000	0	0	0	0	0	600.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	30.100	0	0	0	0	0	30.100
401	01	18	00	Remuneraciones al personal contratado	47.000	0	0	0	0	0	47.000
401	03	00	00	Primas	359.500	0	0	0	0	0	359.500
401	03	03	00	Primas por hogar a empleados	28.100	0	0	0	0	0	28.100
401	03	08	00	Primas de profesionalización a empleados	43.000	0	0	0	0	0	43.000
401	03	09	00	Primas por antigüedad a empleados	87.000	0	0	0	0	0	87.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	196.000	0	0	0	0	0	196.000
401	03	18	00	Primas por hogar a obreros	3.200	0	0	0	0	0	3.200
401	03	21	00	Primas por antigüedad a obreros	2.200	0	0	0	0	0	2.200
401	04	00	00	Complementos de sueldos y salarios	511.076	0	0	0	0	0	511.076
401	04	06	00	Complemento a empleados por comisión de servicios	121.000	0	0	0	0	0	121.000
401	04	08	00	Bono compensatorio de alimentación a empleados	174.960	0	0	0	0	0	174.960
401	04	09	00	Bono compensatorio de transporte a empleados	42.200	0	0	0	0	0	42.200
401	04	18	00	Bono compensatorio de alimentación a obreros	18.333	0	0	0	0	0	18.333
401	04	19	00	Bono compensatorio de transporte a obreros	5.000	0	0	0	0	0	5.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	17.583	0	0	0	0	0	17.583
401	04	96	00	Otros complementos a empleados	112.000	0	0	0	0	0	112.000
401	04	97	00	Otros complementos a obreros	16.000	0	0	0	0	0	16.000
401	04	98	00	Otros complementos al personal contratado	4.000	0	0	0	0	0	4.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	475.350	0	0	0	0	0	475.350
401	05	01	00	Aguinaldos a empleados	310.400	0	0	0	0	0	310.400
401	05	03	00	Bono vacacional a empleados	124.150	0	0	0	0	0	124.150
401	05	04	00	Aguinaldos a obreros	16.000	0	0	0	0	0	16.000
401	05	06	00	Bono vacacional a obreros	6.400	0	0	0	0	0	6.400
401	05	07	00	Aguinaldos al personal contratado	13.100	0	0	0	0	0	13.100
401	05	08	00	Bono vacacional al personal contratado	5.300	0	0	0	0	0	5.300
401	06	00	00	Aportes patronales y legales	292.200	0	0	0	0	0	292.200
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	191.000	0	0	0	0	0	191.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	43.000	0	0	0	0	0	43.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	45.000	0	0	0	0	0	45.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320006000 GESTIÓN AUDITORIA INTERNA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	9.200	0	0	0	0	0	9.200
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.000	0	0	0	0	0	2.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.000	0	0	0	0	0	2.000
401	07	00	00	Asistencia socio-económica	327.300	0	0	0	0	0	327.300
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	172.000	0	0	0	0	0	172.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	77.000	0	0	0	0	0	77.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	37.000	0	0	0	0	0	37.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	7.300	0	0	0	0	0	7.300
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	22.000	0	0	0	0	0	22.000
401	07	33	00	Asistencia socio-económica al personal contratado	12.000	0	0	0	0	0	12.000
401	08	00	00	Prestaciones sociales e indemnizaciones	199.400	0	0	0	0	0	199.400
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	192.000	0	0	0	0	0	192.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	7.400	0	0	0	0	0	7.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**87.537**	**0**	**0**	**0**	**0**	**0**	**87.537**
402	01	00	00	Productos alimenticios y agropecuarios	2.256	0	0	0	0	0	2.256
402	01	01	00	Alimentos y bebidas para personas	2.256	0	0	0	0	0	2.256
402	05	00	00	Productos de papel, cartón e impresos	16.115	0	0	0	0	0	16.115
402	05	01	00	Pulpa de madera, papel y cartón	5.448	0	0	0	0	0	5.448
402	05	02	00	Envases y cajas de papel y cartón	1.560	0	0	0	0	0	1.560
402	05	03	00	Productos de papel y cartón para oficina	6.037	0	0	0	0	0	6.037
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.070	0	0	0	0	0	3.070
402	06	00	00	Productos químicos y derivados	832	0	0	0	0	0	832
402	06	08	00	Productos plásticos	832	0	0	0	0	0	832
402	10	00	00	Productos varios y útiles diversos	68.334	0	0	0	0	0	68.334
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.014	0	0	0	0	0	16.014
402	10	08	00	Materiales para equipos de computación	52.320	0	0	0	0	0	52.320
403	**00**	**00**	**00**	**Servicios no personales**	**96.333**	**0**	**0**	**0**	**0**	**0**	**96.333**
403	09	00	00	Viáticos y pasajes	30.818	0	0	0	0	0	30.818
403	09	01	00	Viáticos y pasajes dentro del país	28.018	0	0	0	0	0	28.018
403	09	03	00	Asignación por kilómetros recorridos	2.800	0	0	0	0	0	2.800
403	10	00	00	Servicios profesionales y técnicos	44.000	0	0	0	0	0	44.000
403	10	07	00	Servicios de capacitación y adiestramiento	44.000	0	0	0	0	0	44.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320006000 GESTIÓN AUDITORIA INTERNA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	16.115	0	0	0	0	0	16.115
403	18	01	00	Impuesto al valor agregado	16.115	0	0	0	0	0	16.115
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	5.400	0	0	0	0	0	5.400
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	5.400	0	0	0	0	0	5.400
				Totales	**3.025.796**	**0**	**0**	**0**	**0**	**0**	**3.025.796**

ÓRGANO: DEFENSORÍA DEL PUEBLO **ACCIÓN CENTRALIZADA:** 320006000 GESTIÓN AUDITORIA INTERNA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320006000 GESTIÓN AUDITORIA INTERNA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 320006001 GESTIÓN AUDITORIA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.841.926**	**0**	**0**	**0**	**0**	**0**	**2.841.926**
401	01	00	00	Sueldos, salarios y otras retribuciones	677.100	0	0	0	0	0	677.100
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	600.000	0	0	0	0	0	600.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	30.100	0	0	0	0	0	30.100
401	01	18	00	Remuneraciones al personal contratado	47.000	0	0	0	0	0	47.000
401	03	00	00	Primas	359.500	0	0	0	0	0	359.500
401	03	03	00	Primas por hogar a empleados	28.100	0	0	0	0	0	28.100
401	03	08	00	Primas de profesionalización a empleados	43.000	0	0	0	0	0	43.000
401	03	09	00	Primas por antigüedad a empleados	87.000	0	0	0	0	0	87.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	196.000	0	0	0	0	0	196.000
401	03	18	00	Primas por hogar a obreros	3.200	0	0	0	0	0	3.200
401	03	21	00	Primas por antigüedad a obreros	2.200	0	0	0	0	0	2.200
401	04	00	00	Complementos de sueldos y salarios	511.076	0	0	0	0	0	511.076
401	04	06	00	Complemento a empleados por comisión de servicios	121.000	0	0	0	0	0	121.000
401	04	08	00	Bono compensatorio de alimentación a empleados	174.960	0	0	0	0	0	174.960
401	04	09	00	Bono compensatorio de transporte a empleados	42.200	0	0	0	0	0	42.200
401	04	18	00	Bono compensatorio de alimentación a obreros	18.333	0	0	0	0	0	18.333
401	04	19	00	Bono compensatorio de transporte a obreros	5.000	0	0	0	0	0	5.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	17.583	0	0	0	0	0	17.583
401	04	96	00	Otros complementos a empleados	112.000	0	0	0	0	0	112.000
401	04	97	00	Otros complementos a obreros	16.000	0	0	0	0	0	16.000
401	04	98	00	Otros complementos al personal contratado	4.000	0	0	0	0	0	4.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	475.350	0	0	0	0	0	475.350
401	05	01	00	Aguinaldos a empleados	310.400	0	0	0	0	0	310.400
401	05	03	00	Bono vacacional a empleados	124.150	0	0	0	0	0	124.150
401	05	04	00	Aguinaldos a obreros	16.000	0	0	0	0	0	16.000
401	05	06	00	Bono vacacional a obreros	6.400	0	0	0	0	0	6.400
401	05	07	00	Aguinaldos al personal contratado	13.100	0	0	0	0	0	13.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320006000 GESTIÓN AUDITORIA INTERNA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 320006001 GESTIÓN AUDITORIA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	5.300	0	0	0	0	0	5.300
401	06	00	00	Aportes patronales y legales	292.200	0	0	0	0	0	292.200
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	191.000	0	0	0	0	0	191.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	43.000	0	0	0	0	0	43.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	45.000	0	0	0	0	0	45.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	9.200	0	0	0	0	0	9.200
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.000	0	0	0	0	0	2.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.000	0	0	0	0	0	2.000
401	07	00	00	Asistencia socio-económica	327.300	0	0	0	0	0	327.300
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	172.000	0	0	0	0	0	172.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	77.000	0	0	0	0	0	77.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	37.000	0	0	0	0	0	37.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	7.300	0	0	0	0	0	7.300
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	22.000	0	0	0	0	0	22.000
401	07	33	00	Asistencia socio-económica al personal contratado	12.000	0	0	0	0	0	12.000
401	08	00	00	Prestaciones sociales e indemnizaciones	199.400	0	0	0	0	0	199.400
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	192.000	0	0	0	0	0	192.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	7.400	0	0	0	0	0	7.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**87.537**	**0**	**0**	**0**	**0**	**0**	**87.537**
402	01	00	00	Productos alimenticios y agropecuarios	2.256	0	0	0	0	0	2.256
402	01	01	00	Alimentos y bebidas para personas	2.256	0	0	0	0	0	2.256
402	05	00	00	Productos de papel, cartón e impresos	16.115	0	0	0	0	0	16.115
402	05	01	00	Pulpa de madera, papel y cartón	5.448	0	0	0	0	0	5.448
402	05	02	00	Envases y cajas de papel y cartón	1.560	0	0	0	0	0	1.560
402	05	03	00	Productos de papel y cartón para oficina	6.037	0	0	0	0	0	6.037
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.070	0	0	0	0	0	3.070
402	06	00	00	Productos químicos y derivados	832	0	0	0	0	0	832

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320006000 GESTIÓN AUDITORIA INTERNA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 320006001 GESTIÓN AUDITORIA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	832	0	0	0	0	0	832
402	10	00	00	Productos varios y útiles diversos	68.334	0	0	0	0	0	68.334
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.014	0	0	0	0	0	16.014
402	10	08	00	Materiales para equipos de computación	52.320	0	0	0	0	0	52.320
403	**00**	**00**	**00**	**Servicios no personales**	**96.333**	**0**	**0**	**0**	**0**	**0**	**96.333**
403	09	00	00	Viáticos y pasajes	30.818	0	0	0	0	0	30.818
403	09	01	00	Viáticos y pasajes dentro del país	28.018	0	0	0	0	0	28.018
403	09	03	00	Asignación por kilómetros recorridos	2.800	0	0	0	0	0	2.800
403	10	00	00	Servicios profesionales y técnicos	44.000	0	0	0	0	0	44.000
403	10	07	00	Servicios de capacitación y adiestramiento	44.000	0	0	0	0	0	44.000
403	18	00	00	Impuestos indirectos	16.115	0	0	0	0	0	16.115
403	18	01	00	Impuesto al valor agregado	16.115	0	0	0	0	0	16.115
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	5.400	0	0	0	0	0	5.400
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	5.400	0	0	0	0	0	5.400
				Totales	**3.025.796**	**0**	**0**	**0**	**0**	**0**	**3.025.796**

33

Vicepresidencia de la República

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**240.471.969**	**0**	**0**	**0**	**0**	**0**	**240.471.969**
401	01	00	00	Sueldos, salarios y otras retribuciones	32.276.370	0	0	0	0	0	32.276.370
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	8.699.572	0	0	0	0	0	8.699.572
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	7.251.991	0	0	0	0	0	7.251.991
401	01	12	00	Salarios a obreros en puestos no permanentes	1.509.114	0	0	0	0	0	1.509.114
401	01	18	00	Remuneraciones al personal contratado	8.207.311	0	0	0	0	0	8.207.311
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	54.000	0	0	0	0	0	54.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	6.554.382	0	0	0	0	0	6.554.382
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.640.962	0	0	0	0	0	2.640.962
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.218.514	0	0	0	0	0	2.218.514
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	422.448	0	0	0	0	0	422.448
401	03	00	00	Primas	6.791.925	0	0	0	0	0	6.791.925
401	03	03	00	Primas por hogar a empleados	475.500	0	0	0	0	0	475.500
401	03	04	00	Primas por hijos a empleados	793.800	0	0	0	0	0	793.800
401	03	08	00	Primas de profesionalización a empleados	654.944	0	0	0	0	0	654.944
401	03	09	00	Primas por antigüedad a empleados	1.323.902	0	0	0	0	0	1.323.902
401	03	18	00	Primas por hogar a obreros	388.500	0	0	0	0	0	388.500
401	03	19	00	Primas por hijos de obreros	479.700	0	0	0	0	0	479.700
401	03	21	00	Primas por antigüedad a obreros	1.110.400	0	0	0	0	0	1.110.400
401	03	22	00	Primas de profesionalización a obreros	61.733	0	0	0	0	0	61.733
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	21.300	0	0	0	0	0	21.300
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.482.146	0	0	0	0	0	1.482.146
401	04	00	00	Complementos de sueldos y salarios	33.550.840	0	0	0	0	0	33.550.840
401	04	06	00	Complemento a empleados por comisión de servicios	2.448.708	0	0	0	0	0	2.448.708
401	04	08	00	Bono compensatorio de alimentación a empleados	9.982.562	0	0	0	0	0	9.982.562
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	281.493	0	0	0	0	0	281.493
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	365.942	0	0	0	0	0	365.942
401	04	18	00	Bono compensatorio de alimentación a obreros	6.001.384	0	0	0	0	0	6.001.384
401	04	20	00	Complemento a obreros por días feriados	450.391	0	0	0	0	0	450.391
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	89.700	0	0	0	0	0	89.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.592.000	0	0	0	0	0	2.592.000
401	04	28	00	Complemento al personal contratado por días feriados	62.400	0	0	0	0	0	62.400
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	21.600	0	0	0	0	0	21.600
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.073.600	0	0	0	0	0	2.073.600
401	04	96	00	Otros complementos a empleados	4.070.544	0	0	0	0	0	4.070.544
401	04	97	00	Otros complementos a obreros	3.648.297	0	0	0	0	0	3.648.297
401	04	98	00	Otros complementos al personal contratado	1.462.219	0	0	0	0	0	1.462.219
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	15.679.195	0	0	0	0	0	15.679.195
401	05	01	00	Aguinaldos a empleados	5.707.568	0	0	0	0	0	5.707.568
401	05	03	00	Bono vacacional a empleados	1.384.304	0	0	0	0	0	1.384.304
401	05	04	00	Aguinaldos a obreros	3.031.295	0	0	0	0	0	3.031.295
401	05	06	00	Bono vacacional a obreros	977.863	0	0	0	0	0	977.863
401	05	07	00	Aguinaldos al personal contratado	1.252.858	0	0	0	0	0	1.252.858
401	05	08	00	Bono vacacional al personal contratado	251.333	0	0	0	0	0	251.333
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	20.737	0	0	0	0	0	20.737
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	8.367	0	0	0	0	0	8.367
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.171.616	0	0	0	0	0	2.171.616
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	873.254	0	0	0	0	0	873.254
401	06	00	00	Aportes patronales y legales	6.357.335	0	0	0	0	0	6.357.335
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.775.378	0	0	0	0	0	1.775.378
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	255.387	0	0	0	0	0	255.387
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	361.849	0	0	0	0	0	361.849
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	517.156	0	0	0	0	0	517.156
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	816.874	0	0	0	0	0	816.874
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	198.371	0	0	0	0	0	198.371
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	181.528	0	0	0	0	0	181.528
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	293.422	0	0	0	0	0	293.422
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	414.720	0	0	0	0	0	414.720
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	138.948	0	0	0	0	0	138.948
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por	6.777	0	0	0	0	0	6.777

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				altos funcionarios y altas funcionarias del poder público y de elección popular							
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	1.620	0	0	0	0	0	1.620
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.365	0	0	0	0	0	2.365
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	705.321	0	0	0	0	0	705.321
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	190.632	0	0	0	0	0	190.632
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	246.583	0	0	0	0	0	246.583
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	1.506	0	0	0	0	0	1.506
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	156.738	0	0	0	0	0	156.738
401	06	95	00	Otros aportes legales por personal contratado	92.160	0	0	0	0	0	92.160
401	07	00	00	Asistencia socio-económica	129.605.424	0	0	0	0	0	129.605.424
401	07	01	00	Capacitación y adiestramiento a empleados	1.612.000	0	0	0	0	0	1.612.000
401	07	02	00	Becas a empleados	646.680	0	0	0	0	0	646.680
401	07	04	00	Ayudas por nacimiento de hijos a empleados	12.500	0	0	0	0	0	12.500
401	07	05	00	Ayudas por defunción a empleados	150.000	0	0	0	0	0	150.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	851.291	0	0	0	0	0	851.291
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	64.278.443	0	0	0	0	0	64.278.443
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.131.125	0	0	0	0	0	2.131.125
401	07	10	00	Dotación de uniformes a empleados	3.503.030	0	0	0	0	0	3.503.030
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	124.534	0	0	0	0	0	124.534
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.536.250	0	0	0	0	0	1.536.250
401	07	17	00	Capacitación y adiestramiento a obreros	1.561.500	0	0	0	0	0	1.561.500
401	07	18	00	Becas a obreros	528.360	0	0	0	0	0	528.360
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.000	0	0	0	0	0	5.000
401	07	21	00	Ayudas por defunción a obreros	75.000	0	0	0	0	0	75.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	661.237	0	0	0	0	0	661.237
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	35.682.699	0	0	0	0	0	35.682.699
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	890.250	0	0	0	0	0	890.250
401	07	26	00	Dotación de uniformes a obreros	1.928.580	0	0	0	0	0	1.928.580
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	262.500	0	0	0	0	0	262.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	643.750	0	0	0	0	0	643.750
401	07	33	00	Asistencia socio-económica al personal contratado	195.000	0	0	0	0	0	195.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	5.400	0	0	0	0	0	5.400
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	116.481	0	0	0	0	0	116.481
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	75.200	0	0	0	0	0	75.200
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	635.438	0	0	0	0	0	635.438
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	11.182.136	0	0	0	0	0	11.182.136
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	311.040	0	0	0	0	0	311.040
401	08	00	00	Prestaciones sociales e indemnizaciones	13.569.918	0	0	0	0	0	13.569.918
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.884.842	0	0	0	0	0	4.884.842
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.513.121	0	0	0	0	0	3.513.121
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.434.101	0	0	0	0	0	2.434.101
401	08	04	00	Prestaciones sociales e indemnizaciones al personal militar	97.500	0	0	0	0	0	97.500
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	26.881	0	0	0	0	0	26.881
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.613.473	0	0	0	0	0	2.613.473
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**35.430.121**	**0**	**0**	**0**	**0**	**0**	**35.430.121**
402	01	00	00	Productos alimenticios y agropecuarios	16.385.530	0	0	0	0	0	16.385.530
402	01	01	00	Alimentos y bebidas para personas	16.372.319	0	0	0	0	0	16.372.319
402	01	02	00	Alimentos para animales	13.211	0	0	0	0	0	13.211
402	02	00	00	Productos de minas, canteras y yacimientos	265.352	0	0	0	0	0	265.352
402	02	01	00	Carbón mineral	1.500	0	0	0	0	0	1.500
402	02	05	00	Piedra, arcilla, arena y tierra	134.656	0	0	0	0	0	134.656
402	02	99	00	Otros productos de minas, canteras y yacimientos	129.196	0	0	0	0	0	129.196
402	03	00	00	Textiles y vestuarios	1.361.083	0	0	0	0	0	1.361.083
402	03	01	00	Textiles	521.329	0	0	0	0	0	521.329
402	03	02	00	Prendas de vestir	777.994	0	0	0	0	0	777.994
402	03	03	00	Calzados	61.760	0	0	0	0	0	61.760
402	04	00	00	Productos de cuero y caucho	638.554	0	0	0	0	0	638.554
402	04	02	00	Productos de cuero y sucedáneos del cuero	28.272	0	0	0	0	0	28.272

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	610.282	0	0	0	0	0	610.282
402	05	00	00	Productos de papel, cartón e impresos	3.302.539	0	0	0	0	0	3.302.539
402	05	01	00	Pulpa de madera, papel y cartón	842.370	0	0	0	0	0	842.370
402	05	02	00	Envases y cajas de papel y cartón	410.991	0	0	0	0	0	410.991
402	05	03	00	Productos de papel y cartón para oficina	1.366.293	0	0	0	0	0	1.366.293
402	05	04	00	Libros, revistas y periódicos	250.908	0	0	0	0	0	250.908
402	05	05	00	Material de enseñanza	76.297	0	0	0	0	0	76.297
402	05	06	00	Productos de papel y cartón para computación	45.645	0	0	0	0	0	45.645
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	263.242	0	0	0	0	0	263.242
402	05	99	00	Otros productos de pulpa, papel y cartón	46.793	0	0	0	0	0	46.793
402	06	00	00	Productos químicos y derivados	3.142.318	0	0	0	0	0	3.142.318
402	06	03	00	Tintas, pinturas y colorantes	1.475.407	0	0	0	0	0	1.475.407
402	06	04	00	Productos farmacéuticos y medicamentos	401.621	0	0	0	0	0	401.621
402	06	05	00	Productos de tocador	370.356	0	0	0	0	0	370.356
402	06	06	00	Combustibles y lubricantes	162.739	0	0	0	0	0	162.739
402	06	07	00	Productos diversos derivados del petróleo y del carbón	23.131	0	0	0	0	0	23.131
402	06	08	00	Productos plásticos	701.611	0	0	0	0	0	701.611
402	06	99	00	Otros productos de la industria química y conexos	7.453	0	0	0	0	0	7.453
402	07	00	00	Productos minerales no metálicos	382.250	0	0	0	0	0	382.250
402	07	01	00	Productos de barro, loza y porcelana	51.403	0	0	0	0	0	51.403
402	07	02	00	Vidrios y productos de vidrio	59.114	0	0	0	0	0	59.114
402	07	03	00	Productos de arcilla para construcción	116.166	0	0	0	0	0	116.166
402	07	04	00	Cemento, cal y yeso	155.567	0	0	0	0	0	155.567
402	08	00	00	Productos metálicos	1.403.850	0	0	0	0	0	1.403.850
402	08	01	00	Productos primarios de hierro y acero	303.232	0	0	0	0	0	303.232
402	08	02	00	Productos de metales no ferrosos	7.710	0	0	0	0	0	7.710
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	649.279	0	0	0	0	0	649.279
402	08	04	00	Productos metálicos estructurales	59.114	0	0	0	0	0	59.114
402	08	05	00	Materiales de orden público, seguridad y defensa	12.080	0	0	0	0	0	12.080
402	08	08	00	Material de educación	23.517	0	0	0	0	0	23.517
402	08	09	00	Repuestos y accesorios para equipos de transporte	253.822	0	0	0	0	0	253.822

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	95.096	0	0	0	0	0	95.096
402	09	00	00	Productos de madera	427.424	0	0	0	0	0	427.424
402	09	01	00	Productos primarios de madera	345.179	0	0	0	0	0	345.179
402	09	02	00	Muebles y accesorios de madera para edificaciones	82.245	0	0	0	0	0	82.245
402	10	00	00	Productos varios y útiles diversos	7.509.256	0	0	0	0	0	7.509.256
402	10	01	00	Artículos de deporte, recreación y juguetes	142.211	0	0	0	0	0	142.211
402	10	02	00	Materiales y útiles de limpieza y aseo	1.285.224	0	0	0	0	0	1.285.224
402	10	03	00	Utensilios de cocina y comedor	466.578	0	0	0	0	0	466.578
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	73.147	0	0	0	0	0	73.147
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	589.262	0	0	0	0	0	589.262
402	10	06	00	Condecoraciones, ofrendas y similares	152.377	0	0	0	0	0	152.377
402	10	07	00	Productos de seguridad en el trabajo	329.903	0	0	0	0	0	329.903
402	10	08	00	Materiales para equipos de computación	2.231.332	0	0	0	0	0	2.231.332
402	10	09	00	Especies timbradas y valores	84.533	0	0	0	0	0	84.533
402	10	11	00	Materiales eléctricos	995.913	0	0	0	0	0	995.913
402	10	12	00	Materiales para instalaciones sanitarias	195.204	0	0	0	0	0	195.204
402	10	13	00	Materiales fotográficos	134.636	0	0	0	0	0	134.636
402	10	99	00	Otros productos y útiles diversos	828.936	0	0	0	0	0	828.936
402	99	00	00	Otros materiales y suministros	611.965	0	0	0	0	0	611.965
402	99	01	00	Otros materiales y suministros	611.965	0	0	0	0	0	611.965
403	**00**	**00**	**00**	**Servicios no personales**	**85.501.490**	**0**	**0**	**0**	**0**	**0**	**85.501.490**
403	01	00	00	Alquileres de inmuebles	5.200	0	0	0	0	0	5.200
403	01	02	00	Alquileres de instalaciones culturales y recreativas	5.200	0	0	0	0	0	5.200
403	02	00	00	Alquileres de maquinaria y equipos	1.243.874	0	0	0	0	0	1.243.874
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.080.992	0	0	0	0	0	1.080.992
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	162.882	0	0	0	0	0	162.882
403	03	00	00	Derechos sobre bienes intangibles	265.125	0	0	0	0	0	265.125
403	03	03	00	Paquetes y programas de computación	265.125	0	0	0	0	0	265.125
403	04	00	00	Servicios básicos	2.717.447	0	0	0	0	0	2.717.447
403	04	01	00	Electricidad	168.750	0	0	0	0	0	168.750
403	04	02	00	Gas	2.600	0	0	0	0	0	2.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	03	00	Agua	29.358	0	0	0	0	0	29.358
403	04	04	00	Teléfonos	1.944.894	0	0	0	0	0	1.944.894
403	04	05	00	Servicio de comunicaciones	428.925	0	0	0	0	0	428.925
403	04	06	00	Servicio de aseo urbano y domiciliario	15.599	0	0	0	0	0	15.599
403	04	07	00	Servicio de condominio	127.321	0	0	0	0	0	127.321
403	06	00	00	Servicios de transporte y almacenaje	542.143	0	0	0	0	0	542.143
403	06	01	00	Fletes y embalajes	51.996	0	0	0	0	0	51.996
403	06	02	00	Almacenaje	345.107	0	0	0	0	0	345.107
403	06	03	00	Estacionamiento	144.520	0	0	0	0	0	144.520
403	06	04	00	Peaje	520	0	0	0	0	0	520
403	07	00	00	Servicios de información, impresión y relaciones públicas	28.481.851	0	0	0	0	0	28.481.851
403	07	01	00	Publicidad y propaganda	10.188.305	0	0	0	0	0	10.188.305
403	07	02	00	Imprenta y reproducción	4.985.759	0	0	0	0	0	4.985.759
403	07	03	00	Relaciones sociales	8.042.509	0	0	0	0	0	8.042.509
403	07	04	00	Avisos	5.265.278	0	0	0	0	0	5.265.278
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.333.365	0	0	0	0	0	2.333.365
403	08	01	00	Primas y gastos de seguros	2.333.365	0	0	0	0	0	2.333.365
403	09	00	00	Viáticos y pasajes	8.610.659	0	0	0	0	0	8.610.659
403	09	01	00	Viáticos y pasajes dentro del país	7.743.605	0	0	0	0	0	7.743.605
403	09	02	00	Viáticos y pasajes fuera del país	817.054	0	0	0	0	0	817.054
403	09	03	00	Asignación por kilómetros recorridos	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	7.263.130	0	0	0	0	0	7.263.130
403	10	01	00	Servicios jurídicos	440.983	0	0	0	0	0	440.983
403	10	03	00	Servicios de procesamiento de datos	52.152	0	0	0	0	0	52.152
403	10	07	00	Servicios de capacitación y adiestramiento	964.973	0	0	0	0	0	964.973
403	10	09	00	Servicios de lavandería y tintorería	467.972	0	0	0	0	0	467.972
403	10	11	00	Servicios para la elaboración y suministro de comida	1.236.247	0	0	0	0	0	1.236.247
403	10	99	00	Otros servicios profesionales y técnicos	4.100.803	0	0	0	0	0	4.100.803
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.040.800	0	0	0	0	0	3.040.800
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.728.725	0	0	0	0	0	1.728.725
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	3.333	0	0	0	0	0	3.333

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.126.753	0	0	0	0	0	1.126.753
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	181.989	0	0	0	0	0	181.989
403	12	00	00	Conservación y reparaciones menores de obras	3.047.020	0	0	0	0	0	3.047.020
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.124.493	0	0	0	0	0	1.124.493
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	1.922.527	0	0	0	0	0	1.922.527
403	15	00	00	Servicios fiscales	440.695	0	0	0	0	0	440.695
403	15	01	00	Derechos de importación y servicios aduaneros	346.731	0	0	0	0	0	346.731
403	15	02	00	Tasas y otros derechos obligatorios	66.164	0	0	0	0	0	66.164
403	15	03	00	Asignación a agentes de especies fiscales	27.800	0	0	0	0	0	27.800
403	16	00	00	Servicios de diversión, esparcimiento y culturales	14.305.129	0	0	0	0	0	14.305.129
403	16	01	00	Servicios de diversión, esparcimiento y culturales	14.305.129	0	0	0	0	0	14.305.129
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	29.398	0	0	0	0	0	29.398
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	29.398	0	0	0	0	0	29.398
403	18	00	00	Impuestos indirectos	11.853.719	0	0	0	0	0	11.853.719
403	18	01	00	Impuesto al valor agregado	11.853.719	0	0	0	0	0	11.853.719
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	718.771	0	0	0	0	0	718.771
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	718.771	0	0	0	0	0	718.771
403	99	00	00	Otros servicios no personales	603.164	0	0	0	0	0	603.164
403	99	01	00	Otros servicios no personales	603.164	0	0	0	0	0	603.164
404	**00**	**00**	**00**	**Activos reales**	**35.198.459**	**0**	**0**	**0**	**0**	**0**	**35.198.459**
404	01	00	00	Repuestos y reparaciones mayores	4.710.250	0	0	0	0	0	4.710.250
404	01	01	00	Repuestos mayores	4.089.811	0	0	0	0	0	4.089.811
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	109.942	0	0	0	0	0	109.942
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.017.984	0	0	0	0	0	1.017.984
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.961.885	0	0	0	0	0	2.961.885
404	01	02	00	Reparaciones mayores de maquinaria y equipos	620.439	0	0	0	0	0	620.439
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	332.173	0	0	0	0	0	332.173
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	288.266	0	0	0	0	0	288.266
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	275.211	0	0	0	0	0	275.211
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	275.211	0	0	0	0	0	275.211

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	00	00	Equipos de transporte, tracción y elevación	5.299.739	0	0	0	0	0	5.299.739
404	04	01	00	Vehículos automotores terrestres	5.299.739	0	0	0	0	0	5.299.739
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.408.539	0	0	0	0	0	8.408.539
404	05	01	00	Equipos de telecomunicaciones	681.944	0	0	0	0	0	681.944
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	7.726.595	0	0	0	0	0	7.726.595
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	101.798	0	0	0	0	0	101.798
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	101.798	0	0	0	0	0	101.798
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	8.542.793	0	0	0	0	0	8.542.793
404	07	02	00	Equipos de enseñanza, deporte y recreación	79.692	0	0	0	0	0	79.692
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	8.219.950	0	0	0	0	0	8.219.950
404	07	06	00	Instrumentos musicales y equipos de audio	243.151	0	0	0	0	0	243.151
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.726.804	0	0	0	0	0	5.726.804
404	09	01	00	Mobiliario y equipos de oficina	1.382.144	0	0	0	0	0	1.382.144
404	09	02	00	Equipos de computación	1.727.039	0	0	0	0	0	1.727.039
404	09	03	00	Mobiliario y equipos de alojamiento	2.233.909	0	0	0	0	0	2.233.909
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	383.712	0	0	0	0	0	383.712
404	11	00	00	Inmuebles, maquinaria y equipos usados	1.500.010	0	0	0	0	0	1.500.010
404	11	03	00	Expropiación de tierras y terrenos	1.500.010	0	0	0	0	0	1.500.010
404	12	00	00	Activos intangibles	87.988	0	0	0	0	0	87.988
404	12	04	00	Paquetes y programas de computación	87.988	0	0	0	0	0	87.988
404	99	00	00	Otros activos reales	545.327	0	0	0	0	0	545.327
404	99	01	00	Otros activos reales	545.327	0	0	0	0	0	545.327
407	**00**	**00**	**00**	**Transferencias y donaciones**	**802.648.007**	**0**	**0**	**0**	**0**	**0**	**802.648.007**
407	01	00	00	Transferencias y donaciones corrientes internas	802.648.007	0	0	0	0	0	802.648.007
407	01	01	00	Transferencias corrientes internas al sector privado	114.173.703	0	0	0	0	0	114.173.703
407	01	01	01	Pensiones del personal empleado, obrero y militar	5.398.847	0	0	0	0	0	5.398.847
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	22.936.668	0	0	0	0	0	22.936.668
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.349.712	0	0	0	0	0	1.349.712
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	809.827	0	0	0	0	0	809.827
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	10.716.212	0	0	0	0	0	10.716.212
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.330.404	0	0	0	0	0	5.330.404

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	5.734.167	0	0	0	0	0	5.734.167
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	3.440.500	0	0	0	0	0	3.440.500
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	38.195.421	0	0	0	0	0	38.195.421
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	20.261.945	0	0	0	0	0	20.261.945
407	01	03	00	Transferencias corrientes internas al sector público	688.474.304	0	0	0	0	0	688.474.304
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	688.474.304	0	0	0	0	0	688.474.304
411	**00**	**00**	**00**	**Disminución de pasivos**	**850.001**	**0**	**0**	**0**	**0**	**0**	**850.001**
411	11	00	00	Obligaciones de ejercicios anteriores	850.001	0	0	0	0	0	850.001
411	11	04	00	Compromisos pendientes de ejercicios anteriores	250.000	0	0	0	0	0	250.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	600.001	0	0	0	0	0	600.001
				Totales	**1.200.100.047**	**0**	**0**	**0**	**0**	**0**	**1.200.100.047**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116897 330028000 PROMOCIONAR ENTRE LOS FUNCIONARIOS DE LA VPR, LA APLICACIÓN DE LA NORMATIVA LEGAL EN MATERIA DE CONTROL FISCAL

OBJETIVO DEL PROYECTO: PROMOVER LAS NORMAS DE CONTROL FISCAL, ENTRE LOS FUNCIONARIOS DE LA VPR, PARA SALVAGUARDAR EL PATRIMONIO PÚBLICO

UNIDAD DE MEDIDA: CERTIFICADO

META: 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**75.200**	**0**	**0**	**0**	**0**	**0**	**75.200**
401	07	00	00	Asistencia socio-económica	75.200	0	0	0	0	0	75.200
401	07	01	00	Capacitación y adiestramiento a empleados	75.200	0	0	0	0	0	75.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**547.544**	**0**	**0**	**0**	**0**	**0**	**547.544**
402	01	00	00	Productos alimenticios y agropecuarios	92.369	0	0	0	0	0	92.369
402	01	01	00	Alimentos y bebidas para personas	92.369	0	0	0	0	0	92.369
402	05	00	00	Productos de papel, cartón e impresos	290.334	0	0	0	0	0	290.334
402	05	01	00	Pulpa de madera, papel y cartón	68.131	0	0	0	0	0	68.131
402	05	02	00	Envases y cajas de papel y cartón	13.248	0	0	0	0	0	13.248
402	05	03	00	Productos de papel y cartón para oficina	124.553	0	0	0	0	0	124.553
402	05	04	00	Libros, revistas y periódicos	78.402	0	0	0	0	0	78.402
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.000	0	0	0	0	0	3.000
402	05	99	00	Otros productos de pulpa, papel y cartón	3.000	0	0	0	0	0	3.000
402	06	00	00	Productos químicos y derivados	19.638	0	0	0	0	0	19.638
402	06	03	00	Tintas, pinturas y colorantes	19.638	0	0	0	0	0	19.638
402	10	00	00	Productos varios y útiles diversos	145.203	0	0	0	0	0	145.203
402	10	01	00	Artículos de deporte, recreación y juguetes	4.500	0	0	0	0	0	4.500
402	10	02	00	Materiales y útiles de limpieza y aseo	3.000	0	0	0	0	0	3.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	65.993	0	0	0	0	0	65.993
402	10	08	00	Materiales para equipos de computación	71.710	0	0	0	0	0	71.710
403	**00**	**00**	**00**	**Servicios no personales**	**1.174.498**	**0**	**0**	**0**	**0**	**0**	**1.174.498**
403	09	00	00	Viáticos y pasajes	625.000	0	0	0	0	0	625.000
403	09	01	00	Viáticos y pasajes dentro del país	600.000	0	0	0	0	0	600.000
403	09	02	00	Viáticos y pasajes fuera del país	25.000	0	0	0	0	0	25.000
403	10	00	00	Servicios profesionales y técnicos	290.502	0	0	0	0	0	290.502
403	10	07	00	Servicios de capacitación y adiestramiento	185.502	0	0	0	0	0	185.502
403	10	99	00	Otros servicios profesionales y técnicos	105.000	0	0	0	0	0	105.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	19.998	0	0	0	0	0	19.998
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	3.333	0	0	0	0	0	3.333

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116897 330028000 PROMOCIONAR ENTRE LOS FUNCIONARIOS DE LA VPR, LA APLICACIÓN DE LA NORMATIVA LEGAL EN MATERIA DE CONTROL FISCAL

OBJETIVO DEL PROYECTO: PROMOVER LAS NORMAS DE CONTROL FISCAL, ENTRE LOS FUNCIONARIOS DE LA VPR, PARA SALVAGUARDAR EL PATRIMONIO PÚBLICO

UNIDAD DE MEDIDA: CERTIFICADO

META: 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	16.665	0	0	0	0	0	16.665
403	18	00	00	Impuestos indirectos	238.998	0	0	0	0	0	238.998
403	18	01	00	Impuesto al valor agregado	238.998	0	0	0	0	0	238.998
404	**00**	**00**	**00**	**Activos reales**	**429.000**	**0**	**0**	**0**	**0**	**0**	**429.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.998	0	0	0	0	0	4.998
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	4.998	0	0	0	0	0	4.998
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.996	0	0	0	0	0	6.996
404	05	01	00	Equipos de telecomunicaciones	4.998	0	0	0	0	0	4.998
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	1.998	0	0	0	0	0	1.998
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	332.004	0	0	0	0	0	332.004
404	09	01	00	Mobiliario y equipos de oficina	250.002	0	0	0	0	0	250.002
404	09	02	00	Equipos de computación	82.002	0	0	0	0	0	82.002
404	12	00	00	Activos intangibles	60.000	0	0	0	0	0	60.000
404	12	04	00	Paquetes y programas de computación	60.000	0	0	0	0	0	60.000
404	99	00	00	Otros activos reales	25.002	0	0	0	0	0	25.002
404	99	01	00	Otros activos reales	25.002	0	0	0	0	0	25.002
				Totales	**2.226.242**	**0**	**0**	**0**	**0**	**0**	**2.226.242**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116897 330028000 PROMOCIONAR ENTRE LOS FUNCIONARIOS DE LA VPR, LA APLICACIÓN DE LA NORMATIVA LEGAL EN MATERIA DE CONTROL FISCAL

OBJETIVO DEL PROYECTO: PROMOVER LAS NORMAS DE CONTROL FISCAL, ENTRE LOS FUNCIONARIOS DE LA VPR, PARA SALVAGUARDAR EL PATRIMONIO PÚBLICO

UNIDAD DE MEDIDA: CERTIFICADO

META: 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116897 330028000 PROMOCIONAR ENTRE LOS FUNCIONARIOS DE LA VPR, LA APLICACIÓN DE LA NORMATIVA LEGAL EN MATERIA DE CONTROL FISCAL

OBJETIVO DEL PROYECTO: PROMOVER LAS NORMAS DE CONTROL FISCAL, ENTRE LOS FUNCIONARIOS DE LA VPR, PARA SALVAGUARDAR EL PATRIMONIO PÚBLICO

UNIDAD DE MEDIDA: CERTIFICADO **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUDITORÍA INTERNA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330028001 ADAPTACIÓN DE LA ESTRUCTURA ORGANIZATIVA DE LA UNIDAD DE AUDITORÍA INTERNA

UNIDAD DE MEDIDA: ESTRUCTURA ORGANIZATIVA **META:** 1

RESPONSABLE/EJECUTOR: UNIDAD DE AUDITORÍA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**75.200**	**0**	**0**	**0**	**0**	0	**75.200**
401	07	00	00	Asistencia socio-económica	75.200	0	0	0	0	0	75.200
401	07	01	00	Capacitación y adiestramiento a empleados	75.200	0	0	0	0	0	75.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**27.377**	**0**	**0**	**0**	**0**	0	**27.377**
402	05	00	00	Productos de papel, cartón e impresos	22.854	0	0	0	0	0	22.854
402	05	01	00	Pulpa de madera, papel y cartón	6.579	0	0	0	0	0	6.579
402	05	02	00	Envases y cajas de papel y cartón	2.208	0	0	0	0	0	2.208
402	05	04	00	Libros, revistas y periódicos	13.067	0	0	0	0	0	13.067
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	500	0	0	0	0	0	500
402	05	99	00	Otros productos de pulpa, papel y cartón	500	0	0	0	0	0	500
402	06	00	00	Productos químicos y derivados	3.273	0	0	0	0	0	3.273
402	06	03	00	Tintas, pinturas y colorantes	3.273	0	0	0	0	0	3.273
402	10	00	00	Productos varios y útiles diversos	1.250	0	0	0	0	0	1.250
402	10	01	00	Artículos de deporte, recreación y juguetes	750	0	0	0	0	0	750
402	10	02	00	Materiales y útiles de limpieza y aseo	500	0	0	0	0	0	500
403	**00**	**00**	**00**	**Servicios no personales**	**58.725**	**0**	**0**	**0**	**0**	0	**58.725**
403	09	00	00	Viáticos y pasajes	4.167	0	0	0	0	0	4.167
403	09	02	00	Viáticos y pasajes fuera del país	4.167	0	0	0	0	0	4.167
403	10	00	00	Servicios profesionales y técnicos	48.417	0	0	0	0	0	48.417
403	10	07	00	Servicios de capacitación y adiestramiento	30.917	0	0	0	0	0	30.917
403	10	99	00	Otros servicios profesionales y técnicos	17.500	0	0	0	0	0	17.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.333	0	0	0	0	0	3.333
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.333	0	0	0	0	0	3.333
403	18	00	00	Impuestos indirectos	2.808	0	0	0	0	0	2.808

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116897 330028000 PROMOCIONAR ENTRE LOS FUNCIONARIOS DE LA VPR, LA APLICACIÓN DE LA NORMATIVA LEGAL EN MATERIA DE CONTROL FISCAL

OBJETIVO DEL PROYECTO: PROMOVER LAS NORMAS DE CONTROL FISCAL, ENTRE LOS FUNCIONARIOS DE LA VPR, PARA SALVAGUARDAR EL PATRIMONIO PÚBLICO

UNIDAD DE MEDIDA: CERTIFICADO **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUDITORÍA INTERNA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330028001 ADAPTACIÓN DE LA ESTRUCTURA ORGANIZATIVA DE LA UNIDAD DE AUDITORÍA INTERNA

UNIDAD DE MEDIDA: ESTRUCTURA ORGANIZATIVA **META:** 1

RESPONSABLE/EJECUTOR: UNIDAD DE AUDITORÍA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	2.808	0	0	0	0	0	2.808
404	**00**	**00**	**00**	**Activos reales**	**21.450**	**0**	**0**	**0**	**0**	**0**	**21.450**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	833	0	0	0	0	0	833
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	833	0	0	0	0	0	833
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.166	0	0	0	0	0	1.166
404	05	01	00	Equipos de telecomunicaciones	833	0	0	0	0	0	833
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	333	0	0	0	0	0	333
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.667	0	0	0	0	0	13.667
404	09	02	00	Equipos de computación	13.667	0	0	0	0	0	13.667
404	12	00	00	Activos intangibles	1.617	0	0	0	0	0	1.617
404	12	04	00	Paquetes y programas de computación	1.617	0	0	0	0	0	1.617
404	99	00	00	Otros activos reales	4.167	0	0	0	0	0	4.167
404	99	01	00	Otros activos reales	4.167	0	0	0	0	0	4.167
				Totales	**182.752**	**0**	**0**	**0**	**0**	**0**	**182.752**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116897 330028000 PROMOCIONAR ENTRE LOS FUNCIONARIOS DE LA VPR, LA APLICACIÓN DE LA NORMATIVA LEGAL EN MATERIA DE CONTROL FISCAL

OBJETIVO DEL PROYECTO: PROMOVER LAS NORMAS DE CONTROL FISCAL, ENTRE LOS FUNCIONARIOS DE LA VPR, PARA SALVAGUARDAR EL PATRIMONIO PÚBLICO

UNIDAD DE MEDIDA: CERTIFICADO **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUDITORÍA INTERNA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330028002 ADECUACIÓN DEL REGLAMENTO INTERNO DE LA UNIDAD DE AUDITORIA INTERNA

UNIDAD DE MEDIDA: REGLAMENTO **META:** 1

RESPONSABLE/EJECUTOR: UNIDAD DE AUDITORIA INTERNA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**27.377**	**0**	**0**	**0**	**0**	0	**27.377**
402	05	00	00	Productos de papel, cartón e impresos	22.854	0	0	0	0	0	22.854
402	05	01	00	Pulpa de madera, papel y cartón	6.579	0	0	0	0	0	6.579
402	05	02	00	Envases y cajas de papel y cartón	2.208	0	0	0	0	0	2.208
402	05	04	00	Libros, revistas y periódicos	13.067	0	0	0	0	0	13.067
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	500	0	0	0	0	0	500
402	05	99	00	Otros productos de pulpa, papel y cartón	500	0	0	0	0	0	500
402	06	00	00	Productos químicos y derivados	3.273	0	0	0	0	0	3.273
402	06	03	00	Tintas, pinturas y colorantes	3.273	0	0	0	0	0	3.273
402	10	00	00	Productos varios y útiles diversos	1.250	0	0	0	0	0	1.250
402	10	01	00	Artículos de deporte, recreación y juguetes	750	0	0	0	0	0	750
402	10	02	00	Materiales y útiles de limpieza y aseo	500	0	0	0	0	0	500
403	**00**	**00**	**00**	**Servicios no personales**	**58.725**	**0**	**0**	**0**	**0**	0	**58.725**
403	09	00	00	Viáticos y pasajes	4.167	0	0	0	0	0	4.167
403	09	02	00	Viáticos y pasajes fuera del país	4.167	0	0	0	0	0	4.167
403	10	00	00	Servicios profesionales y técnicos	48.417	0	0	0	0	0	48.417
403	10	07	00	Servicios de capacitación y adiestramiento	30.917	0	0	0	0	0	30.917
403	10	99	00	Otros servicios profesionales y técnicos	17.500	0	0	0	0	0	17.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.333	0	0	0	0	0	3.333
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.333	0	0	0	0	0	3.333
403	18	00	00	Impuestos indirectos	2.808	0	0	0	0	0	2.808
403	18	01	00	Impuesto al valor agregado	2.808	0	0	0	0	0	2.808
404	**00**	**00**	**00**	**Activos reales**	**21.450**	**0**	**0**	**0**	**0**	0	**21.450**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	833	0	0	0	0	0	833

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116897 330028000 PROMOCIONAR ENTRE LOS FUNCIONARIOS DE LA VPR, LA APLICACIÓN DE LA NORMATIVA LEGAL EN MATERIA DE CONTROL FISCAL

OBJETIVO DEL PROYECTO: PROMOVER LAS NORMAS DE CONTROL FISCAL, ENTRE LOS FUNCIONARIOS DE LA VPR, PARA SALVAGUARDAR EL PATRIMONIO PÚBLICO

UNIDAD DE MEDIDA: CERTIFICADO **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUDITORÍA INTERNA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330028002 ADECUACIÓN DEL REGLAMENTO INTERNO DE LA UNIDAD DE AUDITORIA INTERNA

UNIDAD DE MEDIDA: REGLAMENTO **META:** 1

RESPONSABLE/EJECUTOR: UNIDAD DE AUDITORIA INTERNA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	833	0	0	0	0	0	833
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.166	0	0	0	0	0	1.166
404	05	01	00	Equipos de telecomunicaciones	833	0	0	0	0	0	833
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	333	0	0	0	0	0	333
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.667	0	0	0	0	0	13.667
404	09	02	00	Equipos de computación	13.667	0	0	0	0	0	13.667
404	12	00	00	Activos intangibles	1.617	0	0	0	0	0	1.617
404	12	04	00	Paquetes y programas de computación	1.617	0	0	0	0	0	1.617
404	99	00	00	Otros activos reales	4.167	0	0	0	0	0	4.167
404	99	01	00	Otros activos reales	4.167	0	0	0	0	0	4.167
				Totales	**107.552**	**0**	**0**	**0**	**0**	**0**	**107.552**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116897 330028000 PROMOCIONAR ENTRE LOS FUNCIONARIOS DE LA VPR, LA APLICACIÓN DE LA NORMATIVA LEGAL EN MATERIA DE CONTROL FISCAL

OBJETIVO DEL PROYECTO: PROMOVER LAS NORMAS DE CONTROL FISCAL, ENTRE LOS FUNCIONARIOS DE LA VPR, PARA SALVAGUARDAR EL PATRIMONIO PÚBLICO

UNIDAD DE MEDIDA: CERTIFICADO **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330028003 EVALUACIÓN DEL CUMPLIMIENTO DE LAS NORMAS DE CONTROL FISCAL VIGENTES, EN LAS DEPENDENCIAS DE LA VPR

UNIDAD DE MEDIDA: INFORME DE AUDITORÍA **META:** 16

RESPONSABLE/EJECUTOR: UNIDAD DE AUDITORIA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**273.772**	**0**	**0**	**0**	**0**	**0**	**273.772**
402	01	00	00	Productos alimenticios y agropecuarios	61.580	0	0	0	0	0	61.580
402	01	01	00	Alimentos y bebidas para personas	61.580	0	0	0	0	0	61.580
402	05	00	00	Productos de papel, cartón e impresos	115.865	0	0	0	0	0	115.865
402	05	01	00	Pulpa de madera, papel y cartón	25.683	0	0	0	0	0	25.683
402	05	02	00	Envases y cajas de papel y cartón	2.208	0	0	0	0	0	2.208
402	05	03	00	Productos de papel y cartón para oficina	73.907	0	0	0	0	0	73.907
402	05	04	00	Libros, revistas y periódicos	13.067	0	0	0	0	0	13.067
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	500	0	0	0	0	0	500
402	05	99	00	Otros productos de pulpa, papel y cartón	500	0	0	0	0	0	500
402	06	00	00	Productos químicos y derivados	3.273	0	0	0	0	0	3.273
402	06	03	00	Tintas, pinturas y colorantes	3.273	0	0	0	0	0	3.273
402	10	00	00	Productos varios y útiles diversos	93.054	0	0	0	0	0	93.054
402	10	01	00	Artículos de deporte, recreación y juguetes	750	0	0	0	0	0	750
402	10	02	00	Materiales y útiles de limpieza y aseo	500	0	0	0	0	0	500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	43.996	0	0	0	0	0	43.996
402	10	08	00	Materiales para equipos de computación	47.808	0	0	0	0	0	47.808
403	**00**	**00**	**00**	**Servicios no personales**	**587.250**	**0**	**0**	**0**	**0**	**0**	**587.250**
403	09	00	00	Viáticos y pasajes	304.167	0	0	0	0	0	304.167
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	0	300.000
403	09	02	00	Viáticos y pasajes fuera del país	4.167	0	0	0	0	0	4.167
403	10	00	00	Servicios profesionales y técnicos	96.834	0	0	0	0	0	96.834
403	10	07	00	Servicios de capacitación y adiestramiento	61.834	0	0	0	0	0	61.834
403	10	99	00	Otros servicios profesionales y técnicos	35.000	0	0	0	0	0	35.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116897 330028000 PROMOCIONAR ENTRE LOS FUNCIONARIOS DE LA VPR, LA APLICACIÓN DE LA NORMATIVA LEGAL EN MATERIA DE CONTROL FISCAL

OBJETIVO DEL PROYECTO: PROMOVER LAS NORMAS DE CONTROL FISCAL, ENTRE LOS FUNCIONARIOS DE LA VPR, PARA SALVAGUARDAR EL PATRIMONIO PÚBLICO

UNIDAD DE MEDIDA: CERTIFICADO **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUDITORÍA INTERNA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330028003 EVALUACIÓN DEL CUMPLIMIENTO DE LAS NORMAS DE CONTROL FISCAL VIGENTES, EN LAS DEPENDENCIAS DE LA VPR

UNIDAD DE MEDIDA: INFORME DE AUDITORÍA **META:** 16

RESPONSABLE/EJECUTOR: UNIDAD DE AUDITORIA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.333	0	0	0	0	0	3.333
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.333	0	0	0	0	0	3.333
403	18	00	00	Impuestos indirectos	182.916	0	0	0	0	0	182.916
403	18	01	00	Impuesto al valor agregado	182.916	0	0	0	0	0	182.916
404	**00**	**00**	**00**	**Activos reales**	**214.500**	**0**	**0**	**0**	**0**	**0**	**214.500**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	833	0	0	0	0	0	833
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	833	0	0	0	0	0	833
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.166	0	0	0	0	0	1.166
404	05	01	00	Equipos de telecomunicaciones	833	0	0	0	0	0	833
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	333	0	0	0	0	0	333
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	173.185	0	0	0	0	0	173.185
404	09	01	00	Mobiliario y equipos de oficina	159.518	0	0	0	0	0	159.518
404	09	02	00	Equipos de computación	13.667	0	0	0	0	0	13.667
404	12	00	00	Activos intangibles	35.149	0	0	0	0	0	35.149
404	12	04	00	Paquetes y programas de computación	35.149	0	0	0	0	0	35.149
404	99	00	00	Otros activos reales	4.167	0	0	0	0	0	4.167
404	99	01	00	Otros activos reales	4.167	0	0	0	0	0	4.167
				Totales	**1.075.522**	**0**	**0**	**0**	**0**	**0**	**1.075.522**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116897 330028000 PROMOCIONAR ENTRE LOS FUNCIONARIOS DE LA VPR, LA APLICACIÓN DE LA NORMATIVA LEGAL EN MATERIA DE CONTROL FISCAL

OBJETIVO DEL PROYECTO: PROMOVER LAS NORMAS DE CONTROL FISCAL, ENTRE LOS FUNCIONARIOS DE LA VPR, PARA SALVAGUARDAR EL PATRIMONIO PÚBLICO

UNIDAD DE MEDIDA: CERTIFICADO **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUDITORÍA INTERNA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330028004 DOTACIÓN DE EQUIPOS Y MOBILIARIO A LA UNIDAD DE AUDITORIA INTERNA

UNIDAD DE MEDIDA: EQUIPO **META:** 6

RESPONSABLE/EJECUTOR: UNIDAD DE AUDITORIA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**27.377**	**0**	**0**	**0**	**0**	**0**	**27.377**
402	05	00	00	Productos de papel, cartón e impresos	22.854	0	0	0	0	0	22.854
402	05	01	00	Pulpa de madera, papel y cartón	6.579	0	0	0	0	0	6.579
402	05	02	00	Envases y cajas de papel y cartón	2.208	0	0	0	0	0	2.208
402	05	04	00	Libros, revistas y periódicos	13.067	0	0	0	0	0	13.067
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	500	0	0	0	0	0	500
402	05	99	00	Otros productos de pulpa, papel y cartón	500	0	0	0	0	0	500
402	06	00	00	Productos químicos y derivados	3.273	0	0	0	0	0	3.273
402	06	03	00	Tintas, pinturas y colorantes	3.273	0	0	0	0	0	3.273
402	10	00	00	Productos varios y útiles diversos	1.250	0	0	0	0	0	1.250
402	10	01	00	Artículos de deporte, recreación y juguetes	750	0	0	0	0	0	750
402	10	02	00	Materiales y útiles de limpieza y aseo	500	0	0	0	0	0	500
403	**00**	**00**	**00**	**Servicios no personales**	**58.725**	**0**	**0**	**0**	**0**	**0**	**58.725**
403	09	00	00	Viáticos y pasajes	4.167	0	0	0	0	0	4.167
403	09	02	00	Viáticos y pasajes fuera del país	4.167	0	0	0	0	0	4.167
403	10	00	00	Servicios profesionales y técnicos	48.417	0	0	0	0	0	48.417
403	10	07	00	Servicios de capacitación y adiestramiento	30.917	0	0	0	0	0	30.917
403	10	99	00	Otros servicios profesionales y técnicos	17.500	0	0	0	0	0	17.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.333	0	0	0	0	0	3.333
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.333	0	0	0	0	0	3.333
403	18	00	00	Impuestos indirectos	2.808	0	0	0	0	0	2.808
403	18	01	00	Impuesto al valor agregado	2.808	0	0	0	0	0	2.808
404	**00**	**00**	**00**	**Activos reales**	**21.450**	**0**	**0**	**0**	**0**	**0**	**21.450**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	833	0	0	0	0	0	833

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116897 330028000 PROMOCIONAR ENTRE LOS FUNCIONARIOS DE LA VPR, LA APLICACIÓN DE LA NORMATIVA LEGAL EN MATERIA DE CONTROL FISCAL

OBJETIVO DEL PROYECTO: PROMOVER LAS NORMAS DE CONTROL FISCAL, ENTRE LOS FUNCIONARIOS DE LA VPR, PARA SALVAGUARDAR EL PATRIMONIO PÚBLICO

UNIDAD DE MEDIDA: CERTIFICADO **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUDITORÍA INTERNA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330028004 DOTACIÓN DE EQUIPOS Y MOBILIARIO A LA UNIDAD DE AUDITORIA INTERNA

UNIDAD DE MEDIDA: EQUIPO **META:** 6

RESPONSABLE/EJECUTOR: UNIDAD DE AUDITORIA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	833	0	0	0	0	0	833
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.166	0	0	0	0	0	1.166
404	05	01	00	Equipos de telecomunicaciones	833	0	0	0	0	0	833
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	333	0	0	0	0	0	333
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.667	0	0	0	0	0	13.667
404	09	02	00	Equipos de computación	13.667	0	0	0	0	0	13.667
404	12	00	00	Activos intangibles	1.617	0	0	0	0	0	1.617
404	12	04	00	Paquetes y programas de computación	1.617	0	0	0	0	0	1.617
404	99	00	00	Otros activos reales	4.167	0	0	0	0	0	4.167
404	99	01	00	Otros activos reales	4.167	0	0	0	0	0	4.167
				Totales	**107.552**	**0**	**0**	**0**	**0**	**0**	**107.552**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116897 330028000 PROMOCIONAR ENTRE LOS FUNCIONARIOS DE LA VPR, LA APLICACIÓN DE LA NORMATIVA LEGAL EN MATERIA DE CONTROL FISCAL

OBJETIVO DEL PROYECTO: PROMOVER LAS NORMAS DE CONTROL FISCAL, ENTRE LOS FUNCIONARIOS DE LA VPR, PARA SALVAGUARDAR EL PATRIMONIO PÚBLICO

UNIDAD DE MEDIDA: CERTIFICADO **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330028005 CAPACITACIÓN AL PERSONAL DE LA UNIDAD DE AUDITORIA INTERNA, EN MATERIA DE CONTROL FISCAL

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 100

RESPONSABLE/EJECUTOR: UNIDAD DE AUDITORIA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**82.132**	**0**	**0**	**0**	**0**	0	**82.132**
402	01	00	00	Productos alimenticios y agropecuarios	15.395	0	0	0	0	0	15.395
402	01	01	00	Alimentos y bebidas para personas	15.395	0	0	0	0	0	15.395
402	05	00	00	Productos de papel, cartón e impresos	48.389	0	0	0	0	0	48.389
402	05	01	00	Pulpa de madera, papel y cartón	11.355	0	0	0	0	0	11.355
402	05	02	00	Envases y cajas de papel y cartón	2.208	0	0	0	0	0	2.208
402	05	03	00	Productos de papel y cartón para oficina	20.759	0	0	0	0	0	20.759
402	05	04	00	Libros, revistas y periódicos	13.067	0	0	0	0	0	13.067
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	500	0	0	0	0	0	500
402	05	99	00	Otros productos de pulpa, papel y cartón	500	0	0	0	0	0	500
402	06	00	00	Productos químicos y derivados	3.273	0	0	0	0	0	3.273
402	06	03	00	Tintas, pinturas y colorantes	3.273	0	0	0	0	0	3.273
402	10	00	00	Productos varios y útiles diversos	15.075	0	0	0	0	0	15.075
402	10	01	00	Artículos de deporte, recreación y juguetes	750	0	0	0	0	0	750
402	10	02	00	Materiales y útiles de limpieza y aseo	500	0	0	0	0	0	500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.999	0	0	0	0	0	10.999
402	10	08	00	Materiales para equipos de computación	2.826	0	0	0	0	0	2.826
403	**00**	**00**	**00**	**Servicios no personales**	**176.173**	**0**	**0**	**0**	**0**	0	**176.173**
403	09	00	00	Viáticos y pasajes	165.015	0	0	0	0	0	165.015
403	09	01	00	Viáticos y pasajes dentro del país	160.850	0	0	0	0	0	160.850
403	09	02	00	Viáticos y pasajes fuera del país	4.165	0	0	0	0	0	4.165
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.333	0	0	0	0	0	3.333
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	3.333	0	0	0	0	0	3.333
403	18	00	00	Impuestos indirectos	7.825	0	0	0	0	0	7.825

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116897 330028000 PROMOCIONAR ENTRE LOS FUNCIONARIOS DE LA VPR, LA APLICACIÓN DE LA NORMATIVA LEGAL EN MATERIA DE CONTROL FISCAL

OBJETIVO DEL PROYECTO: PROMOVER LAS NORMAS DE CONTROL FISCAL, ENTRE LOS FUNCIONARIOS DE LA VPR, PARA SALVAGUARDAR EL PATRIMONIO PÚBLICO

UNIDAD DE MEDIDA: CERTIFICADO

META: 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330028005 CAPACITACIÓN AL PERSONAL DE LA UNIDAD DE AUDITORIA INTERNA, EN MATERIA DE CONTROL FISCAL

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO

META: 100

RESPONSABLE/EJECUTOR: UNIDAD DE AUDITORIA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	7.825	0	0	0	0	0	7.825
404	**00**	**00**	**00**	**Activos reales**	**64.350**	**0**	**0**	**0**	**0**	**0**	**64.350**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	833	0	0	0	0	0	833
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	833	0	0	0	0	0	833
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.166	0	0	0	0	0	1.166
404	05	01	00	Equipos de telecomunicaciones	833	0	0	0	0	0	833
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	333	0	0	0	0	0	333
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	48.184	0	0	0	0	0	48.184
404	09	01	00	Mobiliario y equipos de oficina	41.667	0	0	0	0	0	41.667
404	09	02	00	Equipos de computación	6.517	0	0	0	0	0	6.517
404	12	00	00	Activos intangibles	10.000	0	0	0	0	0	10.000
404	12	04	00	Paquetes y programas de computación	10.000	0	0	0	0	0	10.000
404	99	00	00	Otros activos reales	4.167	0	0	0	0	0	4.167
404	99	01	00	Otros activos reales	4.167	0	0	0	0	0	4.167
				Totales	322.655	0	0	0	0	0	322.655

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116897 330028000 PROMOCIONAR ENTRE LOS FUNCIONARIOS DE LA VPR; LA APLICACIÓN DE LA NORMATIVA LEGAL EN MATERIA DE CONTROL FISCAL

OBJETIVO DEL PROYECTO: PROMOVER LAS NORMAS DE CONTROL FISCAL, ENTRE LOS FUNCIONARIOS DE LA VPR, PARA SALVAGUARDAR EL PATRIMONIO PÚBLICO

UNIDAD DE MEDIDA: CERTIFICADO **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUDITORÍA INTERNA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330028006 COORDINACIÓN DE CURSOS, TALLERES EN MATERIA DE CONTROL FISCAL, PARA LOS FUNCIONARIOS DE LA VPR.

UNIDAD DE MEDIDA: CERTIFICADO **META:** 100

RESPONSABLE/EJECUTOR: UNIDAD DE AUDITORIA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**109.509**	**0**	**0**	**0**	**0**	**0**	**109.509**
402	01	00	00	Productos alimenticios y agropecuarios	15.394	0	0	0	0	0	15.394
402	01	01	00	Alimentos y bebidas para personas	15.394	0	0	0	0	0	15.394
402	05	00	00	Productos de papel, cartón e impresos	57.518	0	0	0	0	0	57.518
402	05	01	00	Pulpa de madera, papel y cartón	11.356	0	0	0	0	0	11.356
402	05	02	00	Envases y cajas de papel y cartón	2.208	0	0	0	0	0	2.208
402	05	03	00	Productos de papel y cartón para oficina	29.887	0	0	0	0	0	29.887
402	05	04	00	Libros, revistas y periódicos	13.067	0	0	0	0	0	13.067
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	500	0	0	0	0	0	500
402	05	99	00	Otros productos de pulpa, papel y cartón	500	0	0	0	0	0	500
402	06	00	00	Productos químicos y derivados	3.273	0	0	0	0	0	3.273
402	06	03	00	Tintas, pinturas y colorantes	3.273	0	0	0	0	0	3.273
402	10	00	00	Productos varios y útiles diversos	33.324	0	0	0	0	0	33.324
402	10	01	00	Artículos de deporte, recreación y juguetes	750	0	0	0	0	0	750
402	10	02	00	Materiales y útiles de limpieza y aseo	500	0	0	0	0	0	500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.998	0	0	0	0	0	10.998
402	10	08	00	Materiales para equipos de computación	21.076	0	0	0	0	0	21.076
403	**00**	**00**	**00**	**Servicios no personales**	**234.900**	**0**	**0**	**0**	**0**	**0**	**234.900**
403	09	00	00	Viáticos y pasajes	143.317	0	0	0	0	0	143.317
403	09	01	00	Viáticos y pasajes dentro del país	139.150	0	0	0	0	0	139.150
403	09	02	00	Viáticos y pasajes fuera del país	4.167	0	0	0	0	0	4.167
403	10	00	00	Servicios profesionales y técnicos	48.417	0	0	0	0	0	48.417
403	10	07	00	Servicios de capacitación y adiestramiento	30.917	0	0	0	0	0	30.917
403	10	99	00	Otros servicios profesionales y técnicos	17.500	0	0	0	0	0	17.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116897 330028000 PROMOCIONAR ENTRE LOS FUNCIONARIOS DE LA VPR, LA APLICACIÓN DE LA NORMATIVA LEGAL EN MATERIA DE CONTROL FISCAL

OBJETIVO DEL PROYECTO: PROMOVER LAS NORMAS DE CONTROL FISCAL, ENTRE LOS FUNCIONARIOS DE LA VPR, PARA SALVAGUARDAR EL PATRIMONIO PÚBLICO

UNIDAD DE MEDIDA: CERTIFICADO **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUDITORÍA INTERNA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330028006 COORDINACIÓN DE CURSOS, TALLERES EN MATERIA DE CONTROL FISCAL, PARA LOS FUNCIONARIOS DE LA VPR.

UNIDAD DE MEDIDA: CERTIFICADO **META:** 100

RESPONSABLE/EJECUTOR: UNIDAD DE AUDITORIA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.333	0	0	0	0	0	3.333
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.333	0	0	0	0	0	3.333
403	18	00	00	Impuestos indirectos	39.833	0	0	0	0	0	39.833
403	18	01	00	Impuesto al valor agregado	39.833	0	0	0	0	0	39.833
404	**00**	**00**	**00**	**Activos reales**	**85.800**	**0**	**0**	**0**	**0**	**0**	**85.800**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	833	0	0	0	0	0	833
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	833	0	0	0	0	0	833
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.166	0	0	0	0	0	1.166
404	05	01	00	Equipos de telecomunicaciones	833	0	0	0	0	0	833
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	333	0	0	0	0	0	333
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	69.634	0	0	0	0	0	69.634
404	09	01	00	Mobiliario y equipos de oficina	48.817	0	0	0	0	0	48.817
404	09	02	00	Equipos de computación	20.817	0	0	0	0	0	20.817
404	12	00	00	Activos intangibles	10.000	0	0	0	0	0	10.000
404	12	04	00	Paquetes y programas de computación	10.000	0	0	0	0	0	10.000
404	99	00	00	Otros activos reales	4.167	0	0	0	0	0	4.167
404	99	01	00	Otros activos reales	4.167	0	0	0	0	0	4.167
				Totales	**430.209**	**0**	**0**	**0**	**0**	**0**	**430.209**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116848 330029000 DISEÑO E IMPLEMENTACIÓN DE UN SISTEMA DE GESTIÓN DE INFORMACIÓN Y DATOS, PARA LA EVALUACIÓN DE POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: FUNCIONAMIENTO DE UN SISTEMA DE INFORMACIÓN, BASADO EN INDICADORES PARA EL SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS PÚBLICAS Y DECISIONES ESTRATÉGICAS, EMANADAS DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.364.055**	**0**	**0**	**0**	**0**	**0**	**4.364.055**
401	01	00	00	Sueldos, salarios y otras retribuciones	495.672	0	0	0	0	0	495.672
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	495.672	0	0	0	0	0	495.672
401	03	00	00	Primas	164.600	0	0	0	0	0	164.600
401	03	18	00	Primas por hogar a obreros	28.500	0	0	0	0	0	28.500
401	03	19	00	Primas por hijos de obreros	54.900	0	0	0	0	0	54.900
401	03	21	00	Primas por antigüedad a obreros	81.200	0	0	0	0	0	81.200
401	04	00	00	Complementos de sueldos y salarios	758.124	0	0	0	0	0	758.124
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	20.586	0	0	0	0	0	20.586
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	26.762	0	0	0	0	0	26.762
401	04	18	00	Bono compensatorio de alimentación a obreros	410.400	0	0	0	0	0	410.400
401	04	20	00	Complemento a obreros por días feriados	32.939	0	0	0	0	0	32.939
401	04	97	00	Otros complementos a obreros	267.437	0	0	0	0	0	267.437
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	277.519	0	0	0	0	0	277.519
401	05	04	00	Aguinaldos a obreros	203.311	0	0	0	0	0	203.311
401	05	06	00	Bono vacacional a obreros	74.208	0	0	0	0	0	74.208
401	06	00	00	Aportes patronales y legales	108.978	0	0	0	0	0	108.978
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	59.434	0	0	0	0	0	59.434
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	14.870	0	0	0	0	0	14.870
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	13.208	0	0	0	0	0	13.208
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	21.466	0	0	0	0	0	21.466
401	07	00	00	Asistencia socio-económica	2.301.458	0	0	0	0	0	2.301.458
401	07	18	00	Becas a obreros	38.760	0	0	0	0	0	38.760
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	49.567	0	0	0	0	0	49.567
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	2.213.131	0	0	0	0	0	2.213.131
401	08	00	00	Prestaciones sociales e indemnizaciones	257.704	0	0	0	0	0	257.704
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	257.704	0	0	0	0	0	257.704
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.001**	**0**	**0**	**0**	**0**	**0**	**16.001**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116848 330029000 DISEÑO E IMPLEMENTACIÓN DE UN SISTEMA DE GESTIÓN DE INFORMACIÓN Y DATOS, PARA LA EVALUACIÓN DE POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: FUNCIONAMIENTO DE UN SISTEMA DE INFORMACIÓN, BASADO EN INDICADORES PARA EL SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS PÚBLICAS Y DECISIONES ESTRATÉGICAS, EMANADAS DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	500	0	0	0	0	0	500
402	01	01	00	Alimentos y bebidas para personas	500	0	0	0	0	0	500
402	02	00	00	Productos de minas, canteras y yacimientos	1.500	0	0	0	0	0	1.500
402	02	01	00	Carbón mineral	1.500	0	0	0	0	0	1.500
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	9.000	0	0	0	0	0	9.000
402	05	99	00	Otros productos de pulpa, papel y cartón	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	4.001	0	0	0	0	0	4.001
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.001	0	0	0	0	0	1.001
402	10	08	00	Materiales para equipos de computación	3.000	0	0	0	0	0	3.000
403	**00**	**00**	**00**	**Servicios no personales**	**459.999**	**0**	**0**	**0**	**0**	**0**	**459.999**
403	03	00	00	Derechos sobre bienes intangibles	250.000	0	0	0	0	0	250.000
403	03	03	00	Paquetes y programas de computación	250.000	0	0	0	0	0	250.000
403	09	00	00	Viáticos y pasajes	170.000	0	0	0	0	0	170.000
403	09	01	00	Viáticos y pasajes dentro del pais	120.000	0	0	0	0	0	120.000
403	09	03	00	Asignación por kilómetros recorridos	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	39.999	0	0	0	0	0	39.999
403	18	01	00	Impuesto al valor agregado	39.999	0	0	0	0	0	39.999
404	**00**	**00**	**00**	**Activos reales**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
404	12	00	00	Activos intangibles	20.000	0	0	0	0	0	20.000
404	12	04	00	Paquetes y programas de computación	20.000	0	0	0	0	0	20.000
				Totales	**4.860.055**	**0**	**0**	**0**	**0**	**0**	**4.860.055**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116848 330029000 DISEÑO E IMPLEMENTACIÓN DE UN SISTEMA DE GESTIÓN DE INFORMACIÓN Y DATOS, PARA LA EVALUACIÓN DE POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: FUNCIONAMIENTO DE UN SISTEMA DE INFORMACIÓN, BASADO EN INDICADORES PARA EL SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS PÚBLICAS Y DECISIONES ESTRATÉGICAS, EMANADAS DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116848 330029000 DISEÑO E IMPLEMENTACIÓN DE UN SISTEMA DE GESTIÓN DE INFORMACIÓN Y DATOS, PARA LA EVALUACIÓN DE POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: FUNCIONAMIENTO DE UN SISTEMA DE INFORMACIÓN, BASADO EN INDICADORES PARA EL SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS PÚBLICAS Y DECISIONES ESTRATÉGICAS, EMANADAS DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330029001 REUNIONES ENTRE LAS DIRECCIONES GENERALES DE SEGUIMIENTO Y CONTROL Y LA DE TECNOLOGÍA DE LA INFORMACIÓN, PARA COORDINACIÓN DE ORDEN TECNOLÓGICO.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.364.055**	0	0	0	0	0	**4.364.055**
401	01	00	00	Sueldos, salarios y otras retribuciones	495.672	0	0	0	0	0	495.672
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	495.672	0	0	0	0	0	495.672
401	03	00	00	Primas	164.600	0	0	0	0	0	164.600
401	03	18	00	Primas por hogar a obreros	28.500	0	0	0	0	0	28.500
401	03	19	00	Primas por hijos de obreros	54.900	0	0	0	0	0	54.900
401	03	21	00	Primas por antigüedad a obreros	81.200	0	0	0	0	0	81.200
401	04	00	00	Complementos de sueldos y salarios	758.124	0	0	0	0	0	758.124
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	20.586	0	0	0	0	0	20.586
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	26.762	0	0	0	0	0	26.762
401	04	18	00	Bono compensatorio de alimentación a obreros	410.400	0	0	0	0	0	410.400
401	04	20	00	Complemento a obreros por días feriados	32.939	0	0	0	0	0	32.939
401	04	97	00	Otros complementos a obreros	267.437	0	0	0	0	0	267.437
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	277.519	0	0	0	0	0	277.519
401	05	04	00	Aguinaldos a obreros	203.311	0	0	0	0	0	203.311
401	05	06	00	Bono vacacional a obreros	74.208	0	0	0	0	0	74.208
401	06	00	00	Aportes patronales y legales	108.978	0	0	0	0	0	108.978
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	59.434	0	0	0	0	0	59.434
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	14.870	0	0	0	0	0	14.870
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	13.208	0	0	0	0	0	13.208
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	21.466	0	0	0	0	0	21.466
401	07	00	00	Asistencia socio-económica	2.301.458	0	0	0	0	0	2.301.458
401	07	18	00	Becas a obreros	38.760	0	0	0	0	0	38.760
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	49.567	0	0	0	0	0	49.567

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116848 330029000 DISEÑO E IMPLEMENTACIÓN DE UN SISTEMA DE GESTIÓN DE INFORMACIÓN Y DATOS, PARA LA EVALUACIÓN DE POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: FUNCIONAMIENTO DE UN SISTEMA DE INFORMACIÓN, BASADO EN INDICADORES PARA EL SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS PÚBLICAS Y DECISIONES ESTRATÉGICAS, EMANADAS DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330029001 REUNIONES ENTRE LAS DIRECCIONES GENERALES DE SEGUIMIENTO Y CONTROL Y LA DE TECNOLOGÍA DE LA INFORMACIÓN, PARA COORDINACIÓN DE ORDEN TECNOLÓGICO.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	2.213.131	0	0	0	0	0	2.213.131
401	08	00	00	Prestaciones sociales e indemnizaciones	257.704	0	0	0	0	0	257.704
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	257.704	0	0	0	0	0	257.704
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.001**	**0**	**0**	**0**	**0**	**0**	**4.001**
402	01	00	00	Productos alimenticios y agropecuarios	250	0	0	0	0	0	250
402	01	01	00	Alimentos y bebidas para personas	250	0	0	0	0	0	250
402	02	00	00	Productos de minas, canteras y yacimientos	750	0	0	0	0	0	750
402	02	01	00	Carbón mineral	750	0	0	0	0	0	750
402	05	00	00	Productos de papel, cartón e impresos	2.334	0	0	0	0	0	2.334
402	05	03	00	Productos de papel y cartón para oficina	2.167	0	0	0	0	0	2.167
402	05	99	00	Otros productos de pulpa, papel y cartón	167	0	0	0	0	0	167
402	10	00	00	Productos varios y útiles diversos	667	0	0	0	0	0	667
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	167	0	0	0	0	0	167
402	10	08	00	Materiales para equipos de computación	500	0	0	0	0	0	500
				Totales	**4.368.056**	**0**	**0**	**0**	**0**	**0**	**4.368.056**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116848 330029000 DISEÑO E IMPLEMENTACIÓN DE UN SISTEMA DE GESTIÓN DE INFORMACIÓN Y DATOS, PARA LA EVALUACIÓN DE POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: FUNCIONAMIENTO DE UN SISTEMA DE INFORMACIÓN, BASADO EN INDICADORES PARA EL SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS PÚBLICAS Y DECISIONES ESTRATÉGICAS, EMANADAS DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330029002 CONSOLIDAR LAS BASES DE DATOS EXISTENTES, CON LOS PARÁMETROS RELATIVOS A PLANES, PROGRAMAS, PROYECTOS, ACCIONES E INSTRUCCIONES, EN EJECUCIÓN POR EL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: BASE DE DATOS **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**10.000**	**0**	**0**	**0**	**0**	**0**	**10.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	03	00	Asignación por kilómetros recorridos	10.000	0	0	0	0	0	10.000
				Totales	**10.000**	**0**	**0**	**0**	**0**	**0**	**10.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116848 330029000 DISEÑO E IMPLEMENTACIÓN DE UN SISTEMA DE GESTIÓN DE INFORMACIÓN Y DATOS, PARA LA EVALUACIÓN DE POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: FUNCIONAMIENTO DE UN SISTEMA DE INFORMACIÓN, BASADO EN INDICADORES PARA EL SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS PÚBLICAS Y DECISIONES ESTRATÉGICAS, EMANADAS DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330029003 ADQUISIÓN DE HARDWARE Y SOFTWARE PARA IMPLANTACIÓN DEL SISTEMA.

UNIDAD DE MEDIDA: TECNOLOGÍA **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
404	12	00	00	Activos intangibles	20.000	0	0	0	0	0	20.000
404	12	04	00	Paquetes y programas de computación	20.000	0	0	0	0	0	20.000
				Totales	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116848 330029000 DISEÑO E IMPLEMENTACIÓN DE UN SISTEMA DE GESTIÓN DE INFORMACIÓN Y DATOS, PARA LA EVALUACIÓN DE POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: FUNCIONAMIENTO DE UN SISTEMA DE INFORMACIÓN, BASADO EN INDICADORES PARA EL SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS PÚBLICAS Y DECISIONES ESTRATÉGICAS, EMANADAS DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330029004 ESTABLECER UNA INTERFAZ DE INTERACCIÓN, PARA LA INTRODUCCIÓN, CONSULTA, PROCESO Y EXTRACCIÓN DE DATOS E INFORMACIÓN.

UNIDAD DE MEDIDA: SOFTWARE **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**80.000**	**0**	**0**	**0**	**0**	**0**	**80.000**
403	03	00	00	Derechos sobre bienes intangibles	80.000	0	0	0	0	0	80.000
403	03	03	00	Paquetes y programas de computación	80.000	0	0	0	0	0	80.000
				Totales	**80.000**	**0**	**0**	**0**	**0**	**0**	**80.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116848 330029000 DISEÑO E IMPLEMENTACIÓN DE UN SISTEMA DE GESTIÓN DE INFORMACIÓN Y DATOS, PARA LA EVALUACIÓN DE POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: FUNCIONAMIENTO DE UN SISTEMA DE INFORMACIÓN, BASADO EN INDICADORES PARA EL SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS PÚBLICAS Y DECISIONES ESTRATÉGICAS, EMANADAS DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330029005 ELABORAR PROCEDIMIENTOS DE MANEJO DE DATOS E INFORMACIÓN Y ASOCIAR UN SISTEMA DE NOTIFICACIÓN DE EVENTOS Y ALARMAS.

UNIDAD DE MEDIDA: SOFTWARE **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
403	03	00	00	Derechos sobre bienes intangibles	160.000	0	0	0	0	0	160.000
403	03	03	00	Paquetes y programas de computación	160.000	0	0	0	0	0	160.000
403	09	00	00	Viáticos y pasajes	140.000	0	0	0	0	0	140.000
403	09	01	00	Viáticos y pasajes dentro del país	120.000	0	0	0	0	0	120.000
403	09	03	00	Asignación por kilómetros recorridos	20.000	0	0	0	0	0	20.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116848 330029000 DISEÑO E IMPLEMENTACIÓN DE UN SISTEMA DE GESTIÓN DE INFORMACIÓN Y DATOS, PARA LA EVALUACIÓN DE POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: FUNCIONAMIENTO DE UN SISTEMA DE INFORMACIÓN, BASADO EN INDICADORES PARA EL SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS PÚBLICAS Y DECISIONES ESTRATÉGICAS, EMANADAS DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330029006 PRUEBA DEL SISTEMA.

UNIDAD DE MEDIDA: REPORTE **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**10.000**	**0**	**0**	**0**	**0**	**0**	**10.000**
403	03	00	00	Derechos sobre bienes intangibles	10.000	0	0	0	0	0	10.000
403	03	03	00	Paquetes y programas de computación	10.000	0	0	0	0	0	10.000
				Totales	**10.000**	**0**	**0**	**0**	**0**	**0**	**10.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116848 330029000 DISEÑO E IMPLEMENTACIÓN DE UN SISTEMA DE GESTIÓN DE INFORMACIÓN Y DATOS, PARA LA EVALUACIÓN DE POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: FUNCIONAMIENTO DE UN SISTEMA DE INFORMACIÓN, BASADO EN INDICADORES PARA EL SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS PÚBLICAS Y DECISIONES ESTRATÉGICAS, EMANADAS DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330029007 REUNIONES DE COORDINACIÓN CON DIFERENTES ENTES DE LA ADMINISTRACIÓN PÚBLICA PARA LA IMPLEMENTACIÓN DEL SISTEMA.

UNIDAD DE MEDIDA: BASE DE DATOS **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.000**	0	0	0	0	0	**12.000**
402	01	00	00	Productos alimenticios y agropecuarios	250	0	0	0	0	0	250
402	01	01	00	Alimentos y bebidas para personas	250	0	0	0	0	0	250
402	02	00	00	Productos de minas, canteras y yacimientos	750	0	0	0	0	0	750
402	02	01	00	Carbón mineral	750	0	0	0	0	0	750
402	05	00	00	Productos de papel, cartón e impresos	7.666	0	0	0	0	0	7.666
402	05	03	00	Productos de papel y cartón para oficina	6.833	0	0	0	0	0	6.833
402	05	99	00	Otros productos de pulpa, papel y cartón	833	0	0	0	0	0	833
402	10	00	00	Productos varios y útiles diversos	3.334	0	0	0	0	0	3.334
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	834	0	0	0	0	0	834
402	10	08	00	Materiales para equipos de computación	2.500	0	0	0	0	0	2.500
				Totales	**12.000**	**0**	**0**	**0**	**0**	**0**	**12.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116848 330029000 DISEÑO E IMPLEMENTACIÓN DE UN SISTEMA DE GESTIÓN DE INFORMACIÓN Y DATOS, PARA LA EVALUACIÓN DE POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: FUNCIONAMIENTO DE UN SISTEMA DE INFORMACIÓN, BASADO EN INDICADORES PARA EL SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS PÚBLICAS Y DECISIONES ESTRATÉGICAS, EMANADAS DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330029008 TALLER DE FORMACIÓN PARA EL USO Y MANEJO DEL SISTEMA.

UNIDAD DE MEDIDA: TALLER / CURSO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**59.999**	**0**	**0**	**0**	**0**	**0**	**59.999**
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	03	00	Asignación por kilómetros recorridos	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	39.999	0	0	0	0	0	39.999
403	18	01	00	Impuesto al valor agregado	39.999	0	0	0	0	0	39.999
				Totales	**59.999**	**0**	**0**	**0**	**0**	**0**	**59.999**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116760 330030000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE III

OBJETIVO DEL PROYECTO: COORDINAR Y EVALUAR LA GESTIÓN DE LAS COMISIONES E INSTRUCCIONES DELEGADAS AL VICEPRESIDENTE EJECUTIVO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL

META: 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**213.826**	**0**	**0**	**0**	**0**	**0**	**213.826**
402	01	00	00	Productos alimenticios y agropecuarios	14.386	0	0	0	0	0	14.386
402	01	01	00	Alimentos y bebidas para personas	10.788	0	0	0	0	0	10.788
402	01	02	00	Alimentos para animales	3.598	0	0	0	0	0	3.598
402	03	00	00	Textiles y vestuarios	3.036	0	0	0	0	0	3.036
402	03	02	00	Prendas de vestir	3.036	0	0	0	0	0	3.036
402	05	00	00	Productos de papel, cartón e impresos	100.236	0	0	0	0	0	100.236
402	05	01	00	Pulpa de madera, papel y cartón	9.888	0	0	0	0	0	9.888
402	05	03	00	Productos de papel y cartón para oficina	38.640	0	0	0	0	0	38.640
402	05	04	00	Libros, revistas y periódicos	4.848	0	0	0	0	0	4.848
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	14.064	0	0	0	0	0	14.064
402	05	99	00	Otros productos de pulpa, papel y cartón	32.796	0	0	0	0	0	32.796
402	10	00	00	Productos varios y útiles diversos	96.168	0	0	0	0	0	96.168
402	10	03	00	Utensilios de cocina y comedor	5.292	0	0	0	0	0	5.292
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	27.996	0	0	0	0	0	27.996
402	10	08	00	Materiales para equipos de computación	62.880	0	0	0	0	0	62.880
403	**00**	**00**	**00**	**Servicios no personales**	**218.968**	**0**	**0**	**0**	**0**	**0**	**218.968**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.104	0	0	0	0	0	1.104
403	07	02	00	Imprenta y reproducción	1.104	0	0	0	0	0	1.104
403	09	00	00	Viáticos y pasajes	177.932	0	0	0	0	0	177.932
403	09	01	00	Viáticos y pasajes dentro del país	42.548	0	0	0	0	0	42.548
403	09	02	00	Viáticos y pasajes fuera del país	135.384	0	0	0	0	0	135.384
403	15	00	00	Servicios fiscales	5.316	0	0	0	0	0	5.316
403	15	02	00	Tasas y otros derechos obligatorios	5.316	0	0	0	0	0	5.316
403	18	00	00	Impuestos indirectos	34.616	0	0	0	0	0	34.616
403	18	01	00	Impuesto al valor agregado	34.616	0	0	0	0	0	34.616
404	**00**	**00**	**00**	**Activos reales**	**80.084**	**0**	**0**	**0**	**0**	**0**	**80.084**
404	05	00	00	Equipos de comunicaciones y de señalamiento	24.756	0	0	0	0	0	24.756
404	05	01	00	Equipos de telecomunicaciones	16.032	0	0	0	0	0	16.032

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116760 330030000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE III

OBJETIVO DEL PROYECTO: COORDINAR Y EVALUAR LA GESTIÓN DE LAS COMISIONES E INSTRUCCIONES DELEGADAS AL VICEPRESIDENTE EJECUTIVO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL

META: 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	8.724	0	0	0	0	0	8.724
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	55.328	0	0	0	0	0	55.328
404	09	01	00	Mobiliario y equipos de oficina	22.620	0	0	0	0	0	22.620
404	09	02	00	Equipos de computación	20.316	0	0	0	0	0	20.316
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	12.392	0	0	0	0	0	12.392
				Totales	**512.878**	**0**	**0**	**0**	**0**	**0**	**512.878**

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116760 330030000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE III

OBJETIVO DEL PROYECTO: COORDINAR Y EVALUAR LA GESTIÓN DE LAS COMISIONES E INSTRUCCIONES DELEGADAS AL VICEPRESIDENTE EJECUTIVO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL

META: 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116760 330030000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE III

OBJETIVO DEL PROYECTO: COORDINAR Y EVALUAR LA GESTIÓN DE LAS COMISIONES E INSTRUCCIONES DELEGADAS AL VICEPRESIDENTE EJECUTIVO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330030001 COORDINAR, TRAMITAR Y EVALUAR LAS SOLICITUDES DE JUBILACIONES ESPECIALES, EMITIDAS POR LOS ORGANISMOS Y ENTES DEL ESTADO

UNIDAD DE MEDIDA: JUBILACIÓN **META:** 840

RESPONSABLE/EJECUTOR: DIRECCIÓN DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**33.238**	**0**	**0**	**0**	**0**	0	**33.238**
402	03	00	00	Textiles y vestuarios	759	0	0	0	0	0	759
402	03	02	00	Prendas de vestir	759	0	0	0	0	0	759
402	05	00	00	Productos de papel, cartón e impresos	12.927	0	0	0	0	0	12.927
402	05	04	00	Libros, revistas y periódicos	1.212	0	0	0	0	0	1.212
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.516	0	0	0	0	0	3.516
402	05	99	00	Otros productos de pulpa, papel y cartón	8.199	0	0	0	0	0	8.199
402	10	00	00	Productos varios y útiles diversos	19.552	0	0	0	0	0	19.552
402	10	03	00	Utensilios de cocina y comedor	1.323	0	0	0	0	0	1.323
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.509	0	0	0	0	0	2.509
402	10	08	00	Materiales para equipos de computación	15.720	0	0	0	0	0	15.720
403	**00**	**00**	**00**	**Servicios no personales**	**16.594**	**0**	**0**	**0**	**0**	0	**16.594**
403	07	00	00	Servicios de información, impresión y relaciones públicas	276	0	0	0	0	0	276
403	07	02	00	Imprenta y reproducción	276	0	0	0	0	0	276
403	09	00	00	Viáticos y pasajes	6.335	0	0	0	0	0	6.335
403	09	01	00	Viáticos y pasajes dentro del pais	604	0	0	0	0	0	604
403	09	02	00	Viáticos y pasajes fuera del país	5.731	0	0	0	0	0	5.731
403	15	00	00	Servicios fiscales	1.329	0	0	0	0	0	1.329
403	15	02	00	Tasas y otros derechos obligatorios	1.329	0	0	0	0	0	1.329
403	18	00	00	Impuestos indirectos	8.654	0	0	0	0	0	8.654
403	18	01	00	Impuesto al valor agregado	8.654	0	0	0	0	0	8.654
404	**00**	**00**	**00**	**Activos reales**	**16.437**	**0**	**0**	**0**	**0**	0	**16.437**
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.189	0	0	0	0	0	6.189
404	05	01	00	Equipos de telecomunicaciones	4.008	0	0	0	0	0	4.008

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116760 330030000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE III

OBJETIVO DEL PROYECTO: COORDINAR Y EVALUAR LA GESTIÓN DE LAS COMISIONES E INSTRUCCIONES DELEGADAS AL VICEPRESIDENTE EJECUTIVO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330030001 COORDINAR, TRAMITAR Y EVALUAR LAS SOLICITUDES DE JUBILACIONES ESPECIALES, EMITIDAS POR LOS ORGANISMOS Y ENTES DEL ESTADO

UNIDAD DE MEDIDA: JUBILACIÓN **META:** 840

RESPONSABLE/EJECUTOR: DIRECCIÓN DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	2.181	0	0	0	0	0	2.181
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.248	0	0	0	0	0	10.248
404	09	01	00	Mobiliario y equipos de oficina	2.071	0	0	0	0	0	2.071
404	09	02	00	Equipos de computación	5.079	0	0	0	0	0	5.079
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.098	0	0	0	0	0	3.098
				Totales	**66.269**	0	0	0	0	0	**66.269**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116760 330030000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE III

OBJETIVO DEL PROYECTO: COORDINAR Y EVALUAR LA GESTIÓN DE LAS COMISIONES E INSTRUCCIONES DELEGADAS AL VICEPRESIDENTE EJECUTIVO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330030002 COORDINAR EL SEGUIMIENTO Y EVALUACIÓN DE LA COMISIÓN INTERGUBERNAMENTAL DE ALTO NIVEL, RUSIA-VENEZUELA

UNIDAD DE MEDIDA: CONVENIO DE COOPERACIÓN **META:** 60

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.627**	**0**	**0**	**0**	**0**	**0**	**26.627**
402	01	00	00	Productos alimenticios y agropecuarios	7.196	0	0	0	0	0	7.196
402	01	01	00	Alimentos y bebidas para personas	7.196	0	0	0	0	0	7.196
402	03	00	00	Textiles y vestuarios	759	0	0	0	0	0	759
402	03	02	00	Prendas de vestir	759	0	0	0	0	0	759
402	05	00	00	Productos de papel, cartón e impresos	17.871	0	0	0	0	0	17.871
402	05	01	00	Pulpa de madera, papel y cartón	4.944	0	0	0	0	0	4.944
402	05	04	00	Libros, revistas y periódicos	1.212	0	0	0	0	0	1.212
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.516	0	0	0	0	0	3.516
402	05	99	00	Otros productos de pulpa, papel y cartón	8.199	0	0	0	0	0	8.199
402	10	00	00	Productos varios y útiles diversos	801	0	0	0	0	0	801
402	10	03	00	Utensilios de cocina y comedor	801	0	0	0	0	0	801
403	**00**	**00**	**00**	**Servicios no personales**	**49.001**	**0**	**0**	**0**	**0**	**0**	**49.001**
403	07	00	00	Servicios de información, impresión y relaciones públicas	276	0	0	0	0	0	276
403	07	02	00	Imprenta y reproducción	276	0	0	0	0	0	276
403	09	00	00	Viáticos y pasajes	47.396	0	0	0	0	0	47.396
403	09	01	00	Viáticos y pasajes dentro del país	10.637	0	0	0	0	0	10.637
403	09	02	00	Viáticos y pasajes fuera del país	36.759	0	0	0	0	0	36.759
403	15	00	00	Servicios fiscales	1.329	0	0	0	0	0	1.329
403	15	02	00	Tasas y otros derechos obligatorios	1.329	0	0	0	0	0	1.329
404	**00**	**00**	**00**	**Activos reales**	**11.188**	**0**	**0**	**0**	**0**	**0**	**11.188**
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.189	0	0	0	0	0	6.189
404	05	01	00	Equipos de telecomunicaciones	4.008	0	0	0	0	0	4.008
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	2.181	0	0	0	0	0	2.181

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116760 330030000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE III

OBJETIVO DEL PROYECTO: COORDINAR Y EVALUAR LA GESTIÓN DE LAS COMISIONES E INSTRUCCIONES DELEGADAS AL VICEPRESIDENTE EJECUTIVO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330030002 COORDINAR EL SEGUIMIENTO Y EVALUACIÓN DE LA COMISIÓN INTERGUBERNAMENTAL DE ALTO NIVEL, RUSIA-VENEZUELA

UNIDAD DE MEDIDA: CONVENIO DE COOPERACIÓN **META:** 60

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.999	0	0	0	0	0	4.999
404	09	02	00	Equipos de computación	4.999	0	0	0	0	0	4.999
				Totales	**86.816**	**0**	**0**	**0**	**0**	**0**	**86.816**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116760 330030000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE III

OBJETIVO DEL PROYECTO: COORDINAR Y EVALUAR LA GESTIÓN DE LAS COMISIONES E INSTRUCCIONES DELEGADAS AL VICEPRESIDENTE EJECUTIVO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330030003 COORDINAR EL SEGUIMIENTO, EVALUACIÓN DE LA COMISIÓN PRESIDENCIAL DEL BICENTENARIO

UNIDAD DE MEDIDA: CONVENIO **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**28.513**	**0**	**0**	**0**	**0**	**0**	**28.513**
402	01	00	00	Productos alimenticios y agropecuarios	3.598	0	0	0	0	0	3.598
402	01	02	00	Alimentos para animales	3.598	0	0	0	0	0	3.598
402	03	00	00	Textiles y vestuarios	759	0	0	0	0	0	759
402	03	02	00	Prendas de vestir	759	0	0	0	0	0	759
402	05	00	00	Productos de papel, cartón e impresos	24.156	0	0	0	0	0	24.156
402	05	01	00	Pulpa de madera, papel y cartón	2.472	0	0	0	0	0	2.472
402	05	03	00	Productos de papel y cartón para oficina	9.660	0	0	0	0	0	9.660
402	05	04	00	Libros, revistas y periódicos	1.212	0	0	0	0	0	1.212
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.516	0	0	0	0	0	3.516
402	05	99	00	Otros productos de pulpa, papel y cartón	7.296	0	0	0	0	0	7.296
403	**00**	**00**	**00**	**Servicios no personales**	**51.127**	**0**	**0**	**0**	**0**	**0**	**51.127**
403	07	00	00	Servicios de información, impresión y relaciones públicas	276	0	0	0	0	0	276
403	07	02	00	Imprenta y reproducción	276	0	0	0	0	0	276
403	09	00	00	Viáticos y pasajes	44.483	0	0	0	0	0	44.483
403	09	01	00	Viáticos y pasajes dentro del país	10.637	0	0	0	0	0	10.637
403	09	02	00	Viáticos y pasajes fuera del país	33.846	0	0	0	0	0	33.846
403	15	00	00	Servicios fiscales	1.329	0	0	0	0	0	1.329
403	15	02	00	Tasas y otros derechos obligatorios	1.329	0	0	0	0	0	1.329
403	18	00	00	Impuestos indirectos	5.039	0	0	0	0	0	5.039
403	18	01	00	Impuesto al valor agregado	5.039	0	0	0	0	0	5.039
404	**00**	**00**	**00**	**Activos reales**	**14.041**	**0**	**0**	**0**	**0**	**0**	**14.041**
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.189	0	0	0	0	0	6.189
404	05	01	00	Equipos de telecomunicaciones	4.008	0	0	0	0	0	4.008

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116760 330030000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE III

OBJETIVO DEL PROYECTO: COORDINAR Y EVALUAR LA GESTIÓN DE LAS COMISIONES E INSTRUCCIONES DELEGADAS AL VICEPRESIDENTE EJECUTIVO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL

META: 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330030003 COORDINAR EL SEGUIMIENTO, EVALUACIÓN DE LA COMISIÓN PRESIDENCIAL DEL BICENTENARIO

UNIDAD DE MEDIDA: CONVENIO

META: 15

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	2.181	0	0	0	0	0	2.181
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.852	0	0	0	0	0	7.852
404	09	01	00	Mobiliario y equipos de oficina	5.655	0	0	0	0	0	5.655
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.197	0	0	0	0	0	2.197
				Totales	**93.681**	**0**	**0**	**0**	**0**	**0**	**93.681**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116760 330030000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE III

OBJETIVO DEL PROYECTO: COORDINAR Y EVALUAR LA GESTIÓN DE LAS COMISIONES E INSTRUCCIONES DELEGADAS AL VICEPRESIDENTE EJECUTIVO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330030004 COORDINAR EL SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS INSTRUCCIONES Y DELEGACIONES OTORGADAS AL VPE

UNIDAD DE MEDIDA: CONVENIO **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**125.448**	**0**	**0**	**0**	**0**	**0**	**125.448**
402	01	00	00	Productos alimenticios y agropecuarios	3.592	0	0	0	0	0	3.592
402	01	01	00	Alimentos y bebidas para personas	3.592	0	0	0	0	0	3.592
402	03	00	00	Textiles y vestuarios	759	0	0	0	0	0	759
402	03	02	00	Prendas de vestir	759	0	0	0	0	0	759
402	05	00	00	Productos de papel, cartón e impresos	45.282	0	0	0	0	0	45.282
402	05	01	00	Pulpa de madera, papel y cartón	2.472	0	0	0	0	0	2.472
402	05	03	00	Productos de papel y cartón para oficina	28.980	0	0	0	0	0	28.980
402	05	04	00	Libros, revistas y periódicos	1.212	0	0	0	0	0	1.212
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.516	0	0	0	0	0	3.516
402	05	99	00	Otros productos de pulpa, papel y cartón	9.102	0	0	0	0	0	9.102
402	10	00	00	Productos varios y útiles diversos	75.815	0	0	0	0	0	75.815
402	10	03	00	Utensilios de cocina y comedor	3.168	0	0	0	0	0	3.168
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.487	0	0	0	0	0	25.487
402	10	08	00	Materiales para equipos de computación	47.160	0	0	0	0	0	47.160
403	**00**	**00**	**00**	**Servicios no personales**	**102.246**	**0**	**0**	**0**	**0**	**0**	**102.246**
403	07	00	00	Servicios de información, impresión y relaciones públicas	276	0	0	0	0	0	276
403	07	02	00	Imprenta y reproducción	276	0	0	0	0	0	276
403	09	00	00	Viáticos y pasajes	79.718	0	0	0	0	0	79.718
403	09	01	00	Viáticos y pasajes dentro del país	20.670	0	0	0	0	0	20.670
403	09	02	00	Viáticos y pasajes fuera del país	59.048	0	0	0	0	0	59.048
403	15	00	00	Servicios fiscales	1.329	0	0	0	0	0	1.329
403	15	02	00	Tasas y otros derechos obligatorios	1.329	0	0	0	0	0	1.329
403	18	00	00	Impuestos indirectos	20.923	0	0	0	0	0	20.923

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 116760 330030000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE III

OBJETIVO DEL PROYECTO: COORDINAR Y EVALUAR LA GESTIÓN DE LAS COMISIONES E INSTRUCCIONES DELEGADAS AL VICEPRESIDENTE EJECUTIVO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 330030004 COORDINAR EL SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS INSTRUCCIONES Y DELEGACIONES OTORGADAS AL VPE

UNIDAD DE MEDIDA: CONVENIO **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	20.923	0	0	0	0	0	20.923
404	**00**	**00**	**00**	**Activos reales**	**38.418**	**0**	**0**	**0**	**0**	0	**38.418**
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.189	0	0	0	0	0	6.189
404	05	01	00	Equipos de telecomunicaciones	4.008	0	0	0	0	0	4.008
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	2.181	0	0	0	0	0	2.181
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	32.229	0	0	0	0	0	32.229
404	09	01	00	Mobiliario y equipos de oficina	14.894	0	0	0	0	0	14.894
404	09	02	00	Equipos de computación	10.238	0	0	0	0	0	10.238
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	7.097	0	0	0	0	0	7.097
				Totales	**266.112**	**0**	**0**	**0**	**0**	0	**266.112**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 424.911.964

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**424.911.964**	**0**	**0**	**0**	**0**	**0**	**424.911.964**
407	01	00	00	Transferencias y donaciones corrientes internas	424.911.964	0	0	0	0	0	424.911.964
407	01	03	00	Transferencias corrientes internas al sector público	424.911.964	0	0	0	0	0	424.911.964
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	424.911.964	0	0	0	0	0	424.911.964
				Totales	**424.911.964**	**0**	**0**	**0**	**0**	**0**	**424.911.964**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 424.911.964

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**424.911.964**	**0**	**0**	**0**	**0**	**0**	**424.911.964**
407	01	00	00	Transferencias y donaciones corrientes internas	424.911.964	0	0	0	0	0	424.911.964
407	01	03	00	Transferencias corrientes internas al sector público	424.911.964	0	0	0	0	0	424.911.964
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	424.911.964	0	0	0	0	0	424.911.964
				- A0015 Corporación de Desarrollo de la Región Central (CORPOCENTRO)	18.529.369	0	0	0	0	0	18.529.369
				- A0016 Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)	15.380.753	0	0	0	0	0	15.380.753
				- A0018 Corporación de Desarrollo de la Región de los Andes (CORPOANDES)	18.230.446	0	0	0	0	0	18.230.446
				- A0240 Superintendencia Nacional de Costos y Precios	58.913.700	0	0	0	0	0	58.913.700
				- A0261 Corporación de Desarrollo Jacinto Lara (CORPOLARA)	15.338.547	0	0	0	0	0	15.338.547
				- A0411 Fundación Pro-Patria 2000	236.917.038	0	0	0	0	0	236.917.038
				- A0460 Fundación Misión Milagro	13.846.000	0	0	0	0	0	13.846.000
				- A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)	24.491.628	0	0	0	0	0	24.491.628
				- A0908 Servicio Nacional de Contrataciones	23.264.483	0	0	0	0	0	23.264.483
				Totales	**424.911.964**	**0**	**0**	**0**	**0**	**0**	**424.911.964**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 424.911.964

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 339999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN MISIÓN MILAGRO

UNIDAD DE MEDIDA: BOLÍVAR

META: 13.846.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.846.000**	**0**	**0**	**0**	**0**	**0**	**13.846.000**
407	01	00	00	Transferencias y donaciones corrientes internas	13.846.000	0	0	0	0	0	13.846.000
407	01	03	00	Transferencias corrientes internas al sector público	13.846.000	0	0	0	0	0	13.846.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	13.846.000	0	0	0	0	0	13.846.000
				Totales	**13.846.000**	**0**	**0**	**0**	**0**	**0**	**13.846.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 424.911.964

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 339999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL SERVICIO COORDINADO DE TRANSPORTE AÉREO DEL EJECUTIVO NACIONAL (SATA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 24.491.628

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**24.491.628**	**0**	**0**	**0**	**0**	**0**	**24.491.628**
407	01	00	00	Transferencias y donaciones corrientes internas	24.491.628	0	0	0	0	0	24.491.628
407	01	03	00	Transferencias corrientes internas al sector público	24.491.628	0	0	0	0	0	24.491.628
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	24.491.628	0	0	0	0	0	24.491.628
				Totales	**24.491.628**	**0**	**0**	**0**	**0**	**0**	**24.491.628**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **PROYECTO:** 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 424.911.964

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 339999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE CORPORACIÓN DE DESARROLLO DE LA REGIÓN CENTRAL (CORPOCENTRO)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 18.529.369

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**18.529.369**	**0**	**0**	**0**	**0**	**0**	**18.529.369**
407	01	00	00	Transferencias y donaciones corrientes internas	18.529.369	0	0	0	0	0	18.529.369
407	01	03	00	Transferencias corrientes internas al sector público	18.529.369	0	0	0	0	0	18.529.369
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	18.529.369	0	0	0	0	0	18.529.369
				Totales	**18.529.369**	**0**	**0**	**0**	**0**	**0**	**18.529.369**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 424.911.964

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 339999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA CORPORACIÓN DE DESARROLLO JACINTO LARA (CORPOLARA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.338.547

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.338.547**	**0**	**0**	**0**	**0**	**0**	**15.338.547**
407	01	00	00	Transferencias y donaciones corrientes internas	15.338.547	0	0	0	0	0	15.338.547
407	01	03	00	Transferencias corrientes internas al sector público	15.338.547	0	0	0	0	0	15.338.547
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	15.338.547	0	0	0	0	0	15.338.547
				Totales	**15.338.547**	**0**	**0**	**0**	**0**	**0**	**15.338.547**

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 424.911.964

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 339999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA CORPORACIÓN DE DESARROLLO DE LA REGIÓN DE LOS LLANOS (CORPOLLANOS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.380.753

RESPONSABLE/EJECUTOR: CORPORACIÓN DE DESARROLLO DE LA REGIÓN DE LOS LLANOS (CORPOLLANOS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.380.753**	**0**	**0**	**0**	**0**	**0**	**15.380.753**
407	01	00	00	Transferencias y donaciones corrientes internas	15.380.753	0	0	0	0	0	15.380.753
407	01	03	00	Transferencias corrientes internas al sector público	15.380.753	0	0	0	0	0	15.380.753
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	15.380.753	0	0	0	0	0	15.380.753
				Totales	**15.380.753**	**0**	**0**	**0**	**0**	**0**	**15.380.753**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 424.911.964

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 339999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA CORPORACIÓN DE DESARROLLO DE LA REGIÓN DE LOS ANDES (CORPOANDES)

UNIDAD DE MEDIDA: BOLÍVAR

META: 18.230.446

RESPONSABLE/EJECUTOR: CORPORACIÓN DE DESARROLLO DE LA REGIÓN DE LOS ANDES (CORPOANDES)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**18.230.446**	**0**	**0**	**0**	**0**	**0**	**18.230.446**
407	01	00	00	Transferencias y donaciones corrientes internas	18.230.446	0	0	0	0	0	18.230.446
407	01	03	00	Transferencias corrientes internas al sector público	18.230.446	0	0	0	0	0	18.230.446
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	18.230.446	0	0	0	0	0	18.230.446
				Totales	**18.230.446**	**0**	**0**	**0**	**0**	**0**	**18.230.446**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **PROYECTO:** 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 424.911.964

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 339999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN PRO-PATRIA 2000

UNIDAD DE MEDIDA: BOLÍVAR **META:** 236.917.038

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**236.917.038**	**0**	**0**	**0**	**0**	**0**	**236.917.038**
407	01	00	00	Transferencias y donaciones corrientes internas	236.917.038	0	0	0	0	0	236.917.038
407	01	03	00	Transferencias corrientes internas al sector público	236.917.038	0	0	0	0	0	236.917.038
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	236.917.038	0	0	0	0	0	236.917.038
				Totales	**236.917.038**	**0**	**0**	**0**	**0**	**0**	**236.917.038**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 424.911.964

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 339999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA SUPERINTENDENCIA NACIONAL DE COSTOS Y PRECIOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 58.913.700

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**58.913.700**	**0**	**0**	**0**	**0**	**0**	**58.913.700**
407	01	00	00	Transferencias y donaciones corrientes internas	58.913.700	0	0	0	0	0	58.913.700
407	01	03	00	Transferencias corrientes internas al sector público	58.913.700	0	0	0	0	0	58.913.700
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	58.913.700	0	0	0	0	0	58.913.700
				Totales	**58.913.700**	**0**	**0**	**0**	**0**	**0**	**58.913.700**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 424.911.964

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 339999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL SERVICIO NACIONAL DE CONTRATACIONES

UNIDAD DE MEDIDA: BOLÍVAR

META: 23.264.483

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**23.264.483**	**0**	**0**	**0**	**0**	**0**	**23.264.483**
407	01	00	00	Transferencias y donaciones corrientes internas	23.264.483	0	0	0	0	0	23.264.483
407	01	03	00	Transferencias corrientes internas al sector público	23.264.483	0	0	0	0	0	23.264.483
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	23.264.483	0	0	0	0	0	23.264.483
				Totales	**23.264.483**	**0**	**0**	**0**	**0**	**0**	**23.264.483**

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**220.584.438**	**0**	**0**	**0**	**0**	**0**	**220.584.438**
401	01	00	00	Sueldos, salarios y otras retribuciones	25.645.991	0	0	0	0	0	25.645.991
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	8.512.912	0	0	0	0	0	8.512.912
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.116.697	0	0	0	0	0	6.116.697
401	01	12	00	Salarios a obreros en puestos no permanentes	1.248.000	0	0	0	0	0	1.248.000
401	01	18	00	Remuneraciones al personal contratado	3.360.000	0	0	0	0	0	3.360.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	54.000	0	0	0	0	0	54.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	6.354.382	0	0	0	0	0	6.354.382
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.640.962	0	0	0	0	0	2.640.962
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.218.514	0	0	0	0	0	2.218.514
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	422.448	0	0	0	0	0	422.448
401	03	00	00	Primas	6.627.325	0	0	0	0	0	6.627.325
401	03	03	00	Primas por hogar a empleados	475.500	0	0	0	0	0	475.500
401	03	04	00	Primas por hijos a empleados	793.800	0	0	0	0	0	793.800
401	03	08	00	Primas de profesionalización a empleados	654.944	0	0	0	0	0	654.944
401	03	09	00	Primas por antigüedad a empleados	1.323.902	0	0	0	0	0	1.323.902
401	03	18	00	Primas por hogar a obreros	360.000	0	0	0	0	0	360.000
401	03	19	00	Primas por hijos de obreros	424.800	0	0	0	0	0	424.800
401	03	21	00	Primas por antigüedad a obreros	1.029.200	0	0	0	0	0	1.029.200
401	03	22	00	Primas de profesionalización a obreros	61.733	0	0	0	0	0	61.733
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	21.300	0	0	0	0	0	21.300
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.482.146	0	0	0	0	0	1.482.146
401	04	00	00	Complementos de sueldos y salarios	31.050.370	0	0	0	0	0	31.050.370
401	04	06	00	Complemento a empleados por comisión de servicios	2.088.708	0	0	0	0	0	2.088.708
401	04	08	00	Bono compensatorio de alimentación a empleados	9.007.200	0	0	0	0	0	9.007.200
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	260.907	0	0	0	0	0	260.907
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	339.180	0	0	0	0	0	339.180
401	04	18	00	Bono compensatorio de alimentación a obreros	5.184.000	0	0	0	0	0	5.184.000
401	04	20	00	Complemento a obreros por días feriados	417.452	0	0	0	0	0	417.452
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	89.700	0	0	0	0	0	89.700
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.592.000	0	0	0	0	0	2.592.000

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	28	00	Complemento al personal contratado por días feriados	62.400	0	0	0	0	0	62.400
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	21.600	0	0	0	0	0	21.600
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.073.600	0	0	0	0	0	2.073.600
401	04	96	00	Otros complementos a empleados	4.070.544	0	0	0	0	0	4.070.544
401	04	97	00	Otros complementos a obreros	3.380.860	0	0	0	0	0	3.380.860
401	04	98	00	Otros complementos al personal contratado	1.462.219	0	0	0	0	0	1.462.219
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	13.778.078	0	0	0	0	0	13.778.078
401	05	01	00	Aguinaldos a empleados	4.344.396	0	0	0	0	0	4.344.396
401	05	03	00	Bono vacacional a empleados	1.384.304	0	0	0	0	0	1.384.304
401	05	04	00	Aguinaldos a obreros	2.567.558	0	0	0	0	0	2.567.558
401	05	06	00	Bono vacacional a obreros	903.655	0	0	0	0	0	903.655
401	05	07	00	Aguinaldos al personal contratado	1.252.858	0	0	0	0	0	1.252.858
401	05	08	00	Bono vacacional al personal contratado	251.333	0	0	0	0	0	251.333
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	20.737	0	0	0	0	0	20.737
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	8.367	0	0	0	0	0	8.367
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.171.616	0	0	0	0	0	2.171.616
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	873.254	0	0	0	0	0	873.254
401	06	00	00	Aportes patronales y legales	5.566.542	0	0	0	0	0	5.566.542
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.258.268	0	0	0	0	0	1.258.268
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	255.387	0	0	0	0	0	255.387
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	279.615	0	0	0	0	0	279.615
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	434.685	0	0	0	0	0	434.685
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	757.440	0	0	0	0	0	757.440
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	183.501	0	0	0	0	0	183.501
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	168.320	0	0	0	0	0	168.320
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	271.956	0	0	0	0	0	271.956
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	414.720	0	0	0	0	0	414.720
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	138.948	0	0	0	0	0	138.948
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	6.777	0	0	0	0	0	6.777
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	1.620	0	0	0	0	0	1.620

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.365	0	0	0	0	0	2.365
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	705.321	0	0	0	0	0	705.321
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	190.632	0	0	0	0	0	190.632
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	246.583	0	0	0	0	0	246.583
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	1.506	0	0	0	0	0	1.506
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	156.738	0	0	0	0	0	156.738
401	06	95	00	Otros aportes legales por personal contratado	92.160	0	0	0	0	0	92.160
401	07	00	00	Asistencia socio-económica	123.146.607	0	0	0	0	0	123.146.607
401	07	01	00	Capacitación y adiestramiento a empleados	1.486.800	0	0	0	0	0	1.486.800
401	07	02	00	Becas a empleados	646.680	0	0	0	0	0	646.680
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	851.291	0	0	0	0	0	851.291
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	62.402.193	0	0	0	0	0	62.402.193
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.031.000	0	0	0	0	0	2.031.000
401	07	10	00	Dotación de uniformes a empleados	3.503.030	0	0	0	0	0	3.503.030
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.354.000	0	0	0	0	0	1.354.000
401	07	17	00	Capacitación y adiestramiento a obreros	1.561.500	0	0	0	0	0	1.561.500
401	07	18	00	Becas a obreros	489.600	0	0	0	0	0	489.600
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	611.670	0	0	0	0	0	611.670
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	32.614.568	0	0	0	0	0	32.614.568
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	834.000	0	0	0	0	0	834.000
401	07	26	00	Dotación de uniformes a obreros	1.928.580	0	0	0	0	0	1.928.580
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	556.000	0	0	0	0	0	556.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	5.400	0	0	0	0	0	5.400
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	116.481	0	0	0	0	0	116.481
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	25.200	0	0	0	0	0	25.200
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	635.438	0	0	0	0	0	635.438
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	11.182.136	0	0	0	0	0	11.182.136
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	311.040	0	0	0	0	0	311.040
401	08	00	00	Prestaciones sociales e indemnizaciones	12.128.563	0	0	0	0	0	12.128.563

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.768.166	0	0	0	0	0	4.768.166
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.255.417	0	0	0	0	0	3.255.417
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.464.626	0	0	0	0	0	1.464.626
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	26.881	0	0	0	0	0	26.881
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.613.473	0	0	0	0	0	2.613.473
403	**00**	**00**	**00**	**Servicios no personales**	**2.937.544**	**0**	**0**	**0**	**0**	**0**	**2.937.544**
403	10	00	00	Servicios profesionales y técnicos	721.971	0	0	0	0	0	721.971
403	10	07	00	Servicios de capacitación y adiestramiento	721.971	0	0	0	0	0	721.971
403	18	00	00	Impuestos indirectos	1.559.802	0	0	0	0	0	1.559.802
403	18	01	00	Impuesto al valor agregado	1.559.802	0	0	0	0	0	1.559.802
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	655.771	0	0	0	0	0	655.771
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	655.771	0	0	0	0	0	655.771
				Totales	**223.521.982**	**0**	**0**	**0**	**0**	**0**	**223.521.982**

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**220.584.438**	**0**	**0**	**0**	**0**	**0**	**220.584.438**
401	01	00	00	Sueldos, salarios y otras retribuciones	25.645.991	0	0	0	0	0	25.645.991
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	8.512.912	0	0	0	0	0	8.512.912
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.116.697	0	0	0	0	0	6.116.697
401	01	12	00	Salarios a obreros en puestos no permanentes	1.248.000	0	0	0	0	0	1.248.000
401	01	18	00	Remuneraciones al personal contratado	3.360.000	0	0	0	0	0	3.360.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	54.000	0	0	0	0	0	54.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	6.354.382	0	0	0	0	0	6.354.382
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.640.962	0	0	0	0	0	2.640.962
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.218.514	0	0	0	0	0	2.218.514
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	422.448	0	0	0	0	0	422.448
401	03	00	00	Primas	6.627.325	0	0	0	0	0	6.627.325
401	03	03	00	Primas por hogar a empleados	475.500	0	0	0	0	0	475.500
401	03	04	00	Primas por hijos a empleados	793.800	0	0	0	0	0	793.800
401	03	08	00	Primas de profesionalización a empleados	654.944	0	0	0	0	0	654.944
401	03	09	00	Primas por antigüedad a empleados	1.323.902	0	0	0	0	0	1.323.902
401	03	18	00	Primas por hogar a obreros	360.000	0	0	0	0	0	360.000
401	03	19	00	Primas por hijos de obreros	424.800	0	0	0	0	0	424.800
401	03	21	00	Primas por antigüedad a obreros	1.029.200	0	0	0	0	0	1.029.200
401	03	22	00	Primas de profesionalización a obreros	61.733	0	0	0	0	0	61.733
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	21.300	0	0	0	0	0	21.300
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.482.146	0	0	0	0	0	1.482.146
401	04	00	00	Complementos de sueldos y salarios	31.050.370	0	0	0	0	0	31.050.370
401	04	06	00	Complemento a empleados por comisión de servicios	2.088.708	0	0	0	0	0	2.088.708
401	04	08	00	Bono compensatorio de alimentación a empleados	9.007.200	0	0	0	0	0	9.007.200
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	260.907	0	0	0	0	0	260.907
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	339.180	0	0	0	0	0	339.180

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	5.184.000	0	0	0	0	0	5.184.000
401	04	20	00	Complemento a obreros por días feriados	417.452	0	0	0	0	0	417.452
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	89.700	0	0	0	0	0	89.700
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.592.000	0	0	0	0	0	2.592.000
401	04	28	00	Complemento al personal contratado por días feriados	62.400	0	0	0	0	0	62.400
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	21.600	0	0	0	0	0	21.600
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.073.600	0	0	0	0	0	2.073.600
401	04	96	00	Otros complementos a empleados	4.070.544	0	0	0	0	0	4.070.544
401	04	97	00	Otros complementos a obreros	3.380.860	0	0	0	0	0	3.380.860
401	04	98	00	Otros complementos al personal contratado	1.462.219	0	0	0	0	0	1.462.219
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	13.778.078	0	0	0	0	0	13.778.078
401	05	01	00	Aguinaldos a empleados	4.344.396	0	0	0	0	0	4.344.396
401	05	03	00	Bono vacacional a empleados	1.384.304	0	0	0	0	0	1.384.304
401	05	04	00	Aguinaldos a obreros	2.567.558	0	0	0	0	0	2.567.558
401	05	06	00	Bono vacacional a obreros	903.655	0	0	0	0	0	903.655
401	05	07	00	Aguinaldos al personal contratado	1.252.858	0	0	0	0	0	1.252.858
401	05	08	00	Bono vacacional al personal contratado	251.333	0	0	0	0	0	251.333
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	20.737	0	0	0	0	0	20.737
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	8.367	0	0	0	0	0	8.367
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.171.616	0	0	0	0	0	2.171.616
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	873.254	0	0	0	0	0	873.254
401	06	00	00	Aportes patronales y legales	5.566.542	0	0	0	0	0	5.566.542
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.258.268	0	0	0	0	0	1.258.268
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	255.387	0	0	0	0	0	255.387
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	279.615	0	0	0	0	0	279.615
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	434.685	0	0	0	0	0	434.685
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por	757.440	0	0	0	0	0	757.440

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				obreros							
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	183.501	0	0	0	0	0	183.501
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	168.320	0	0	0	0	0	168.320
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	271.956	0	0	0	0	0	271.956
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	414.720	0	0	0	0	0	414.720
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	138.948	0	0	0	0	0	138.948
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	6.777	0	0	0	0	0	6.777
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	1.620	0	0	0	0	0	1.620
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.365	0	0	0	0	0	2.365
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	705.321	0	0	0	0	0	705.321
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	190.632	0	0	0	0	0	190.632
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	246.583	0	0	0	0	0	246.583
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	1.506	0	0	0	0	0	1.506
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	156.738	0	0	0	0	0	156.738
401	06	95	00	Otros aportes legales por personal contratado	92.160	0	0	0	0	0	92.160
401	07	00	00	Asistencia socio-económica	123.146.607	0	0	0	0	0	123.146.607
401	07	01	00	Capacitación y adiestramiento a empleados	1.486.800	0	0	0	0	0	1.486.800
401	07	02	00	Becas a empleados	646.680	0	0	0	0	0	646.680
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	851.291	0	0	0	0	0	851.291
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	62.402.193	0	0	0	0	0	62.402.193
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.031.000	0	0	0	0	0	2.031.000
401	07	10	00	Dotación de uniformes a empleados	3.503.030	0	0	0	0	0	3.503.030
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.354.000	0	0	0	0	0	1.354.000
401	07	17	00	Capacitación y adiestramiento a obreros	1.561.500	0	0	0	0	0	1.561.500
401	07	18	00	Becas a obreros	489.600	0	0	0	0	0	489.600

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	611.670	0	0	0	0	0	611.670
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	32.614.568	0	0	0	0	0	32.614.568
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	834.000	0	0	0	0	0	834.000
401	07	26	00	Dotación de uniformes a obreros	1.928.580	0	0	0	0	0	1.928.580
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	556.000	0	0	0	0	0	556.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	5.400	0	0	0	0	0	5.400
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	116.481	0	0	0	0	0	116.481
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	25.200	0	0	0	0	0	25.200
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	635.438	0	0	0	0	0	635.438
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	11.182.136	0	0	0	0	0	11.182.136
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	311.040	0	0	0	0	0	311.040
401	08	00	00	Prestaciones sociales e indemnizaciones	12.128.563	0	0	0	0	0	12.128.563
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.768.166	0	0	0	0	0	4.768.166
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.255.417	0	0	0	0	0	3.255.417
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.464.626	0	0	0	0	0	1.464.626
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	26.881	0	0	0	0	0	26.881
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.613.473	0	0	0	0	0	2.613.473
403	**00**	**00**	**00**	**Servicios no personales**	**2.937.544**	**0**	**0**	**0**	**0**	**0**	**2.937.544**
403	10	00	00	Servicios profesionales y técnicos	721.971	0	0	0	0	0	721.971
403	10	07	00	Servicios de capacitación y adiestramiento	721.971	0	0	0	0	0	721.971
403	18	00	00	Impuestos indirectos	1.559.802	0	0	0	0	0	1.559.802
403	18	01	00	Impuesto al valor agregado	1.559.802	0	0	0	0	0	1.559.802
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	655.771	0	0	0	0	0	655.771
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	655.771	0	0	0	0	0	655.771
				Totales	**223.521.982**	**0**	**0**	**0**	**0**	**0**	**223.521.982**

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**29.075.289**	**0**	**0**	**0**	**0**	**0**	**29.075.289**
402	01	00	00	Productos alimenticios y agropecuarios	15.636.865	0	0	0	0	0	15.636.865
402	01	01	00	Alimentos y bebidas para personas	15.627.252	0	0	0	0	0	15.627.252
402	01	02	00	Alimentos para animales	9.613	0	0	0	0	0	9.613
402	02	00	00	Productos de minas, canteras y yacimientos	263.852	0	0	0	0	0	263.852
402	02	05	00	Piedra, arcilla, arena y tierra	134.656	0	0	0	0	0	134.656
402	02	99	00	Otros productos de minas, canteras y yacimientos	129.196	0	0	0	0	0	129.196
402	03	00	00	Textiles y vestuarios	721.994	0	0	0	0	0	721.994
402	03	01	00	Textiles	299.628	0	0	0	0	0	299.628
402	03	02	00	Prendas de vestir	422.366	0	0	0	0	0	422.366
402	04	00	00	Productos de cuero y caucho	222.754	0	0	0	0	0	222.754
402	04	02	00	Productos de cuero y sucedáneos del cuero	28.272	0	0	0	0	0	28.272
402	04	03	00	Cauchos y tripas para vehículos	194.482	0	0	0	0	0	194.482
402	05	00	00	Productos de papel, cartón e impresos	1.935.500	0	0	0	0	0	1.935.500
402	05	01	00	Pulpa de madera, papel y cartón	357.908	0	0	0	0	0	357.908
402	05	02	00	Envases y cajas de papel y cartón	378.798	0	0	0	0	0	378.798
402	05	03	00	Productos de papel y cartón para oficina	836.438	0	0	0	0	0	836.438
402	05	04	00	Libros, revistas y periódicos	108.741	0	0	0	0	0	108.741
402	05	05	00	Material de enseñanza	76.297	0	0	0	0	0	76.297
402	05	06	00	Productos de papel y cartón para computación	15.645	0	0	0	0	0	15.645
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	151.676	0	0	0	0	0	151.676
402	05	99	00	Otros productos de pulpa, papel y cartón	9.997	0	0	0	0	0	9.997
402	06	00	00	Productos químicos y derivados	1.705.275	0	0	0	0	0	1.705.275
402	06	03	00	Tintas, pinturas y colorantes	1.145.269	0	0	0	0	0	1.145.269
402	06	04	00	Productos farmacéuticos y medicamentos	101.621	0	0	0	0	0	101.621
402	06	05	00	Productos de tocador	78.991	0	0	0	0	0	78.991
402	06	06	00	Combustibles y lubricantes	51.509	0	0	0	0	0	51.509
402	06	07	00	Productos diversos derivados del petróleo y del carbón	23.131	0	0	0	0	0	23.131
402	06	08	00	Productos plásticos	297.301	0	0	0	0	0	297.301
402	06	99	00	Otros productos de la industria química y conexos	7.453	0	0	0	0	0	7.453
402	07	00	00	Productos minerales no metálicos	382.250	0	0	0	0	0	382.250
402	07	01	00	Productos de barro, loza y porcelana	51.403	0	0	0	0	0	51.403
402	07	02	00	Vidrios y productos de vidrio	59.114	0	0	0	0	0	59.114

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	03	00	Productos de arcilla para construcción	116.166	0	0	0	0	0	116.166
402	07	04	00	Cemento, cal y yeso	155.567	0	0	0	0	0	155.567
402	08	00	00	Productos metálicos	1.278.536	0	0	0	0	0	1.278.536
402	08	01	00	Productos primarios de hierro y acero	303.232	0	0	0	0	0	303.232
402	08	02	00	Productos de metales no ferrosos	7.710	0	0	0	0	0	7.710
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	649.279	0	0	0	0	0	649.279
402	08	04	00	Productos metálicos estructurales	59.114	0	0	0	0	0	59.114
402	08	05	00	Materiales de orden público, seguridad y defensa	12.080	0	0	0	0	0	12.080
402	08	08	00	Material de educación	23.517	0	0	0	0	0	23.517
402	08	09	00	Repuestos y accesorios para equipos de transporte	128.508	0	0	0	0	0	128.508
402	08	10	00	Repuestos y accesorios para otros equipos	95.096	0	0	0	0	0	95.096
402	09	00	00	Productos de madera	192.761	0	0	0	0	0	192.761
402	09	01	00	Productos primarios de madera	110.516	0	0	0	0	0	110.516
402	09	02	00	Muebles y accesorios de madera para edificaciones	82.245	0	0	0	0	0	82.245
402	10	00	00	Productos varios y útiles diversos	6.148.537	0	0	0	0	0	6.148.537
402	10	01	00	Artículos de deporte, recreación y juguetes	137.711	0	0	0	0	0	137.711
402	10	02	00	Materiales y útiles de limpieza y aseo	1.030.129	0	0	0	0	0	1.030.129
402	10	03	00	Utensilios de cocina y comedor	456.205	0	0	0	0	0	456.205
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	73.147	0	0	0	0	0	73.147
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	309.799	0	0	0	0	0	309.799
402	10	06	00	Condecoraciones, ofrendas y similares	102.806	0	0	0	0	0	102.806
402	10	07	00	Productos de seguridad en el trabajo	246.225	0	0	0	0	0	246.225
402	10	08	00	Materiales para equipos de computación	1.599.742	0	0	0	0	0	1.599.742
402	10	09	00	Especies timbradas y valores	84.533	0	0	0	0	0	84.533
402	10	11	00	Materiales eléctricos	964.757	0	0	0	0	0	964.757
402	10	12	00	Materiales para instalaciones sanitarias	179.911	0	0	0	0	0	179.911
402	10	13	00	Materiales fotográficos	134.636	0	0	0	0	0	134.636
402	10	99	00	Otros productos y útiles diversos	828.936	0	0	0	0	0	828.936
402	99	00	00	Otros materiales y suministros	586.965	0	0	0	0	0	586.965
402	99	01	00	Otros materiales y suministros	586.965	0	0	0	0	0	586.965
403	**00**	**00**	**00**	**Servicios no personales**	**69.639.099**	**0**	**0**	**0**	**0**	**0**	**69.639.099**
403	01	00	00	Alquileres de inmuebles	5.200	0	0	0	0	0	5.200
403	01	02	00	Alquileres de instalaciones culturales y recreativas	5.200	0	0	0	0	0	5.200

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	00	00	Alquileres de maquinaria y equipos	1.086.274	0	0	0	0	0	1.086.274
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.080.992	0	0	0	0	0	1.080.992
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	5.282	0	0	0	0	0	5.282
403	04	00	00	Servicios básicos	2.459.256	0	0	0	0	0	2.459.256
403	04	01	00	Electricidad	155.990	0	0	0	0	0	155.990
403	04	02	00	Gas	2.600	0	0	0	0	0	2.600
403	04	03	00	Agua	25.998	0	0	0	0	0	25.998
403	04	04	00	Teléfonos	1.843.094	0	0	0	0	0	1.843.094
403	04	05	00	Servicio de comunicaciones	415.975	0	0	0	0	0	415.975
403	04	06	00	Servicio de aseo urbano y domiciliario	15.599	0	0	0	0	0	15.599
403	06	00	00	Servicios de transporte y almacenaje	365.017	0	0	0	0	0	365.017
403	06	01	00	Fletes y embalajes	51.996	0	0	0	0	0	51.996
403	06	02	00	Almacenaje	311.981	0	0	0	0	0	311.981
403	06	03	00	Estacionamiento	520	0	0	0	0	0	520
403	06	04	00	Peaje	520	0	0	0	0	0	520
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.364.008	0	0	0	0	0	25.364.008
403	07	01	00	Publicidad y propaganda	9.935.927	0	0	0	0	0	9.935.927
403	07	02	00	Imprenta y reproducción	3.892.691	0	0	0	0	0	3.892.691
403	07	03	00	Relaciones sociales	6.291.739	0	0	0	0	0	6.291.739
403	07	04	00	Avisos	5.243.651	0	0	0	0	0	5.243.651
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.940.765	0	0	0	0	0	1.940.765
403	08	01	00	Primas y gastos de seguros	1.940.765	0	0	0	0	0	1.940.765
403	09	00	00	Viáticos y pasajes	4.006.986	0	0	0	0	0	4.006.986
403	09	01	00	Viáticos y pasajes dentro del país	3.376.316	0	0	0	0	0	3.376.316
403	09	02	00	Viáticos y pasajes fuera del país	630.670	0	0	0	0	0	630.670
403	10	00	00	Servicios profesionales y técnicos	5.081.209	0	0	0	0	0	5.081.209
403	10	01	00	Servicios jurídicos	440.983	0	0	0	0	0	440.983
403	10	03	00	Servicios de procesamiento de datos	52.152	0	0	0	0	0	52.152
403	10	09	00	Servicios de lavandería y tintorería	467.972	0	0	0	0	0	467.972
403	10	11	00	Servicios para la elaboración y suministro de comida	217.799	0	0	0	0	0	217.799
403	10	99	00	Otros servicios profesionales y técnicos	3.902.303	0	0	0	0	0	3.902.303
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.784.750	0	0	0	0	0	2.784.750
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.559.907	0	0	0	0	0	1.559.907

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.042.854	0	0	0	0	0	1.042.854
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	181.989	0	0	0	0	0	181.989
403	12	00	00	Conservación y reparaciones menores de obras	2.884.470	0	0	0	0	0	2.884.470
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	961.943	0	0	0	0	0	961.943
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	1.922.527	0	0	0	0	0	1.922.527
403	15	00	00	Servicios fiscales	343.179	0	0	0	0	0	343.179
403	15	01	00	Derechos de importación y servicios aduaneros	311.981	0	0	0	0	0	311.981
403	15	02	00	Tasas y otros derechos obligatorios	31.198	0	0	0	0	0	31.198
403	16	00	00	Servicios de diversión, esparcimiento y culturales	14.202.879	0	0	0	0	0	14.202.879
403	16	01	00	Servicios de diversión, esparcimiento y culturales	14.202.879	0	0	0	0	0	14.202.879
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	29.398	0	0	0	0	0	29.398
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	29.398	0	0	0	0	0	29.398
403	18	00	00	Impuestos indirectos	8.482.544	0	0	0	0	0	8.482.544
403	18	01	00	Impuesto al valor agregado	8.482.544	0	0	0	0	0	8.482.544
403	99	00	00	Otros servicios no personales	603.164	0	0	0	0	0	603.164
403	99	01	00	Otros servicios no personales	603.164	0	0	0	0	0	603.164
404	**00**	**00**	**00**	**Activos reales**	**29.302.260**	**0**	**0**	**0**	**0**	**0**	**29.302.260**
404	01	00	00	Repuestos y reparaciones mayores	4.447.123	0	0	0	0	0	4.447.123
404	01	01	00	Repuestos mayores	4.089.811	0	0	0	0	0	4.089.811
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	109.942	0	0	0	0	0	109.942
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.017.984	0	0	0	0	0	1.017.984
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.961.885	0	0	0	0	0	2.961.885
404	01	02	00	Reparaciones mayores de maquinaria y equipos	357.312	0	0	0	0	0	357.312
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	229.046	0	0	0	0	0	229.046
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	128.266	0	0	0	0	0	128.266
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	210.213	0	0	0	0	0	210.213
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	210.213	0	0	0	0	0	210.213
404	04	00	00	Equipos de transporte, tracción y elevación	2.187.239	0	0	0	0	0	2.187.239
404	04	01	00	Vehículos automotores terrestres	2.187.239	0	0	0	0	0	2.187.239
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.301.787	0	0	0	0	0	8.301.787
404	05	01	00	Equipos de telecomunicaciones	585.914	0	0	0	0	0	585.914
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	7.715.873	0	0	0	0	0	7.715.873

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	101.798	0	0	0	0	0	101.798
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	101.798	0	0	0	0	0	101.798
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	8.519.090	0	0	0	0	0	8.519.090
404	07	02	00	Equipos de enseñanza, deporte y recreación	55.989	0	0	0	0	0	55.989
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	8.219.950	0	0	0	0	0	8.219.950
404	07	06	00	Instrumentos musicales y equipos de audio	243.151	0	0	0	0	0	243.151
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.006.697	0	0	0	0	0	5.006.697
404	09	01	00	Mobiliario y equipos de oficina	958.354	0	0	0	0	0	958.354
404	09	02	00	Equipos de computación	1.500.000	0	0	0	0	0	1.500.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.177.023	0	0	0	0	0	2.177.023
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	371.320	0	0	0	0	0	371.320
404	12	00	00	Activos intangibles	7.988	0	0	0	0	0	7.988
404	12	04	00	Paquetes y programas de computación	7.988	0	0	0	0	0	7.988
404	99	00	00	Otros activos reales	520.325	0	0	0	0	0	520.325
404	99	01	00	Otros activos reales	520.325	0	0	0	0	0	520.325
407	**00**	**00**	**00**	**Transferencias y donaciones**	**263.562.340**	**0**	**0**	**0**	**0**	**0**	**263.562.340**
407	01	00	00	Transferencias y donaciones corrientes internas	263.562.340	0	0	0	0	0	263.562.340
407	01	03	00	Transferencias corrientes internas al sector público	263.562.340	0	0	0	0	0	263.562.340
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	263.562.340	0	0	0	0	0	263.562.340
411	**00**	**00**	**00**	**Disminución de pasivos**	**850.001**	**0**	**0**	**0**	**0**	**0**	**850.001**
411	11	00	00	Obligaciones de ejercicios anteriores	850.001	0	0	0	0	0	850.001
411	11	04	00	Compromisos pendientes de ejercicios anteriores	250.000	0	0	0	0	0	250.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	600.001	0	0	0	0	0	600.001
				Totales	**392.428.989**	**0**	**0**	**0**	**0**	**0**	**392.428.989**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**263.562.340**	**0**	**0**	**0**	**0**	**0**	**263.562.340**
407	01	00	00	Transferencias y donaciones corrientes internas	263.562.340	0	0	0	0	0	263.562.340
407	01	03	00	Transferencias corrientes internas al sector público	263.562.340	0	0	0	0	0	263.562.340
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	263.562.340	0	0	0	0	0	263.562.340
				- A0015 Corporación de Desarrollo de la Región Central (CORPOCENTRO)	12.352.912	0	0	0	0	0	12.352.912
				- A0016 Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)	10.253.835	0	0	0	0	0	10.253.835
				- A0018 Corporación de Desarrollo de la Región de los Andes (CORPOANDES)	12.153.630	0	0	0	0	0	12.153.630
				- A0019 Corporación de Desarrollo de la Región Zuliana (CORPOZULIA)	56.771.064	0	0	0	0	0	56.771.064
				- A0240 Superintendencia Nacional de Costos y Precios	39.275.800	0	0	0	0	0	39.275.800
				- A0261 Corporación de Desarrollo Jacinto Lara (CORPOLARA)	10.225.697	0	0	0	0	0	10.225.697
				- A0411 Fundación Pro-Patria 2000	36.645.526	0	0	0	0	0	36.645.526
				- A0460 Fundación Misión Milagro	54.046.470	0	0	0	0	0	54.046.470
				- A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)	16.327.751	0	0	0	0	0	16.327.751
				- A0908 Servicio Nacional de Contrataciones	15.509.655	0	0	0	0	0	15.509.655
				Totales	**263.562.340**	**0**	**0**	**0**	**0**	**0**	**263.562.340**

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**29.075.289**	**0**	**0**	**0**	**0**	**0**	**29.075.289**
402	01	00	00	Productos alimenticios y agropecuarios	15.636.865	0	0	0	0	0	15.636.865
402	01	01	00	Alimentos y bebidas para personas	15.627.252	0	0	0	0	0	15.627.252
402	01	02	00	Alimentos para animales	9.613	0	0	0	0	0	9.613
402	02	00	00	Productos de minas, canteras y yacimientos	263.852	0	0	0	0	0	263.852
402	02	05	00	Piedra, arcilla, arena y tierra	134.656	0	0	0	0	0	134.656
402	02	99	00	Otros productos de minas, canteras y yacimientos	129.196	0	0	0	0	0	129.196
402	03	00	00	Textiles y vestuarios	721.994	0	0	0	0	0	721.994
402	03	01	00	Textiles	299.628	0	0	0	0	0	299.628
402	03	02	00	Prendas de vestir	422.366	0	0	0	0	0	422.366
402	04	00	00	Productos de cuero y caucho	222.754	0	0	0	0	0	222.754
402	04	02	00	Productos de cuero y sucedáneos del cuero	28.272	0	0	0	0	0	28.272
402	04	03	00	Cauchos y tripas para vehículos	194.482	0	0	0	0	0	194.482
402	05	00	00	Productos de papel, cartón e impresos	1.935.500	0	0	0	0	0	1.935.500
402	05	01	00	Pulpa de madera, papel y cartón	357.908	0	0	0	0	0	357.908
402	05	02	00	Envases y cajas de papel y cartón	378.798	0	0	0	0	0	378.798
402	05	03	00	Productos de papel y cartón para oficina	836.438	0	0	0	0	0	836.438
402	05	04	00	Libros, revistas y periódicos	108.741	0	0	0	0	0	108.741
402	05	05	00	Material de enseñanza	76.297	0	0	0	0	0	76.297
402	05	06	00	Productos de papel y cartón para computación	15.645	0	0	0	0	0	15.645
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	151.676	0	0	0	0	0	151.676
402	05	99	00	Otros productos de pulpa, papel y cartón	9.997	0	0	0	0	0	9.997
402	06	00	00	Productos químicos y derivados	1.705.275	0	0	0	0	0	1.705.275
402	06	03	00	Tintas, pinturas y colorantes	1.145.269	0	0	0	0	0	1.145.269
402	06	04	00	Productos farmacéuticos y medicamentos	101.621	0	0	0	0	0	101.621
402	06	05	00	Productos de tocador	78.991	0	0	0	0	0	78.991
402	06	06	00	Combustibles y lubricantes	51.509	0	0	0	0	0	51.509
402	06	07	00	Productos diversos derivados del petróleo y del carbón	23.131	0	0	0	0	0	23.131

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	297.301	0	0	0	0	0	297.301
402	06	99	00	Otros productos de la industria química y conexos	7.453	0	0	0	0	0	7.453
402	07	00	00	Productos minerales no metálicos	382.250	0	0	0	0	0	382.250
402	07	01	00	Productos de barro, loza y porcelana	51.403	0	0	0	0	0	51.403
402	07	02	00	Vidrios y productos de vidrio	59.114	0	0	0	0	0	59.114
402	07	03	00	Productos de arcilla para construcción	116.166	0	0	0	0	0	116.166
402	07	04	00	Cemento, cal y yeso	155.567	0	0	0	0	0	155.567
402	08	00	00	Productos metálicos	1.278.536	0	0	0	0	0	1.278.536
402	08	01	00	Productos primarios de hierro y acero	303.232	0	0	0	0	0	303.232
402	08	02	00	Productos de metales no ferrosos	7.710	0	0	0	0	0	7.710
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	649.279	0	0	0	0	0	649.279
402	08	04	00	Productos metálicos estructurales	59.114	0	0	0	0	0	59.114
402	08	05	00	Materiales de orden público, seguridad y defensa	12.080	0	0	0	0	0	12.080
402	08	08	00	Material de educación	23.517	0	0	0	0	0	23.517
402	08	09	00	Repuestos y accesorios para equipos de transporte	128.508	0	0	0	0	0	128.508
402	08	10	00	Repuestos y accesorios para otros equipos	95.096	0	0	0	0	0	95.096
402	09	00	00	Productos de madera	192.761	0	0	0	0	0	192.761
402	09	01	00	Productos primarios de madera	110.516	0	0	0	0	0	110.516
402	09	02	00	Muebles y accesorios de madera para edificaciones	82.245	0	0	0	0	0	82.245
402	10	00	00	Productos varios y útiles diversos	6.148.537	0	0	0	0	0	6.148.537
402	10	01	00	Artículos de deporte, recreación y juguetes	137.711	0	0	0	0	0	137.711
402	10	02	00	Materiales y útiles de limpieza y aseo	1.030.129	0	0	0	0	0	1.030.129
402	10	03	00	Utensilios de cocina y comedor	456.205	0	0	0	0	0	456.205
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	73.147	0	0	0	0	0	73.147
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	309.799	0	0	0	0	0	309.799
402	10	06	00	Condecoraciones, ofrendas y similares	102.806	0	0	0	0	0	102.806
402	10	07	00	Productos de seguridad en el trabajo	246.225	0	0	0	0	0	246.225
402	10	08	00	Materiales para equipos de computación	1.599.742	0	0	0	0	0	1.599.742

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	09	00	Especies timbradas y valores	84.533	0	0	0	0	0	84.533
402	10	11	00	Materiales eléctricos	964.757	0	0	0	0	0	964.757
402	10	12	00	Materiales para instalaciones sanitarias	179.911	0	0	0	0	0	179.911
402	10	13	00	Materiales fotográficos	134.636	0	0	0	0	0	134.636
402	10	99	00	Otros productos y útiles diversos	828.936	0	0	0	0	0	828.936
402	99	00	00	Otros materiales y suministros	586.965	0	0	0	0	0	586.965
402	99	01	00	Otros materiales y suministros	586.965	0	0	0	0	0	586.965
403	**00**	**00**	**00**	**Servicios no personales**	**69.639.099**	**0**	**0**	**0**	**0**	**0**	**69.639.099**
403	01	00	00	Alquileres de inmuebles	5.200	0	0	0	0	0	5.200
403	01	02	00	Alquileres de instalaciones culturales y recreativas	5.200	0	0	0	0	0	5.200
403	02	00	00	Alquileres de maquinaria y equipos	1.086.274	0	0	0	0	0	1.086.274
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.080.992	0	0	0	0	0	1.080.992
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	5.282	0	0	0	0	0	5.282
403	04	00	00	Servicios básicos	2.459.256	0	0	0	0	0	2.459.256
403	04	01	00	Electricidad	155.990	0	0	0	0	0	155.990
403	04	02	00	Gas	2.600	0	0	0	0	0	2.600
403	04	03	00	Agua	25.998	0	0	0	0	0	25.998
403	04	04	00	Teléfonos	1.843.094	0	0	0	0	0	1.843.094
403	04	05	00	Servicio de comunicaciones	415.975	0	0	0	0	0	415.975
403	04	06	00	Servicio de aseo urbano y domiciliario	15.599	0	0	0	0	0	15.599
403	06	00	00	Servicios de transporte y almacenaje	365.017	0	0	0	0	0	365.017
403	06	01	00	Fletes y embalajes	51.996	0	0	0	0	0	51.996
403	06	02	00	Almacenaje	311.981	0	0	0	0	0	311.981
403	06	03	00	Estacionamiento	520	0	0	0	0	0	520
403	06	04	00	Peaje	520	0	0	0	0	0	520
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.364.008	0	0	0	0	0	25.364.008
403	07	01	00	Publicidad y propaganda	9.935.927	0	0	0	0	0	9.935.927
403	07	02	00	Imprenta y reproducción	3.892.691	0	0	0	0	0	3.892.691

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	6.291.739	0	0	0	0	0	6.291.739
403	07	04	00	Avisos	5.243.651	0	0	0	0	0	5.243.651
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.940.765	0	0	0	0	0	1.940.765
403	08	01	00	Primas y gastos de seguros	1.940.765	0	0	0	0	0	1.940.765
403	09	00	00	Viáticos y pasajes	4.006.986	0	0	0	0	0	4.006.986
403	09	01	00	Viáticos y pasajes dentro del país	3.376.316	0	0	0	0	0	3.376.316
403	09	02	00	Viáticos y pasajes fuera del país	630.670	0	0	0	0	0	630.670
403	10	00	00	Servicios profesionales y técnicos	5.081.209	0	0	0	0	0	5.081.209
403	10	01	00	Servicios jurídicos	440.983	0	0	0	0	0	440.983
403	10	03	00	Servicios de procesamiento de datos	52.152	0	0	0	0	0	52.152
403	10	09	00	Servicios de lavandería y tintorería	467.972	0	0	0	0	0	467.972
403	10	11	00	Servicios para la elaboración y suministro de comida	217.799	0	0	0	0	0	217.799
403	10	99	00	Otros servicios profesionales y técnicos	3.902.303	0	0	0	0	0	3.902.303
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.784.750	0	0	0	0	0	2.784.750
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.559.907	0	0	0	0	0	1.559.907
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.042.854	0	0	0	0	0	1.042.854
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	181.989	0	0	0	0	0	181.989
403	12	00	00	Conservación y reparaciones menores de obras	2.884.470	0	0	0	0	0	2.884.470
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	961.943	0	0	0	0	0	961.943
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	1.922.527	0	0	0	0	0	1.922.527
403	15	00	00	Servicios fiscales	343.179	0	0	0	0	0	343.179
403	15	01	00	Derechos de importación y servicios aduaneros	311.981	0	0	0	0	0	311.981
403	15	02	00	Tasas y otros derechos obligatorios	31.198	0	0	0	0	0	31.198
403	16	00	00	Servicios de diversión, esparcimiento y culturales	14.202.879	0	0	0	0	0	14.202.879
403	16	01	00	Servicios de diversión, esparcimiento y culturales	14.202.879	0	0	0	0	0	14.202.879
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	29.398	0	0	0	0	0	29.398
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	29.398	0	0	0	0	0	29.398

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	8.482.544	0	0	0	0	0	8.482.544
403	18	01	00	Impuesto al valor agregado	8.482.544	0	0	0	0	0	8.482.544
403	99	00	00	Otros servicios no personales	603.164	0	0	0	0	0	603.164
403	99	01	00	Otros servicios no personales	603.164	0	0	0	0	0	603.164
404	**00**	**00**	**00**	**Activos reales**	**29.302.260**	**0**	**0**	**0**	**0**	**0**	**29.302.260**
404	01	00	00	Repuestos y reparaciones mayores	4.447.123	0	0	0	0	0	4.447.123
404	01	01	00	Repuestos mayores	4.089.811	0	0	0	0	0	4.089.811
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	109.942	0	0	0	0	0	109.942
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.017.984	0	0	0	0	0	1.017.984
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.961.885	0	0	0	0	0	2.961.885
404	01	02	00	Reparaciones mayores de maquinaria y equipos	357.312	0	0	0	0	0	357.312
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	229.046	0	0	0	0	0	229.046
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	128.266	0	0	0	0	0	128.266
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	210.213	0	0	0	0	0	210.213
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	210.213	0	0	0	0	0	210.213
404	04	00	00	Equipos de transporte, tracción y elevación	2.187.239	0	0	0	0	0	2.187.239
404	04	01	00	Vehículos automotores terrestres	2.187.239	0	0	0	0	0	2.187.239
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.301.787	0	0	0	0	0	8.301.787
404	05	01	00	Equipos de telecomunicaciones	585.914	0	0	0	0	0	585.914
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	7.715.873	0	0	0	0	0	7.715.873
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	101.798	0	0	0	0	0	101.798
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	101.798	0	0	0	0	0	101.798
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	8.519.090	0	0	0	0	0	8.519.090
404	07	02	00	Equipos de enseñanza, deporte y recreación	55.989	0	0	0	0	0	55.989
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	8.219.950	0	0	0	0	0	8.219.950
404	07	06	00	Instrumentos musicales y equipos de audio	243.151	0	0	0	0	0	243.151
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.006.697	0	0	0	0	0	5.006.697
404	09	01	00	Mobiliario y equipos de oficina	958.354	0	0	0	0	0	958.354

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	1.500.000	0	0	0	0	0	1.500.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.177.023	0	0	0	0	0	2.177.023
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	371.320	0	0	0	0	0	371.320
404	12	00	00	Activos intangibles	7.988	0	0	0	0	0	7.988
404	12	04	00	Paquetes y programas de computación	7.988	0	0	0	0	0	7.988
404	99	00	00	Otros activos reales	520.325	0	0	0	0	0	520.325
404	99	01	00	Otros activos reales	520.325	0	0	0	0	0	520.325
411	**00**	**00**	**00**	**Disminución de pasivos**	**850.001**	**0**	**0**	**0**	**0**	**0**	**850.001**
411	11	00	00	Obligaciones de ejercicios anteriores	850.001	0	0	0	0	0	850.001
411	11	04	00	Compromisos pendientes de ejercicios anteriores	250.000	0	0	0	0	0	250.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	600.001	0	0	0	0	0	600.001
				Totales	**128.866.649**	**0**	**0**	**0**	**0**	**0**	**128.866.649**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2013**

ACCIÓN ESPECÍFICA: 330002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**263.562.340**	**0**	**0**	**0**	**0**	**0**	**263.562.340**
407	01	00	00	Transferencias y donaciones corrientes internas	263.562.340	0	0	0	0	0	263.562.340
407	01	03	00	Transferencias corrientes internas al sector público	263.562.340	0	0	0	0	0	263.562.340
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	263.562.340	0	0	0	0	0	263.562.340
				Totales	**263.562.340**	**0**	**0**	**0**	**0**	**0**	**263.562.340**

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**114.173.703**	**0**	**0**	**0**	**0**	**0**	**114.173.703**
407	01	00	00	Transferencias y donaciones corrientes internas	114.173.703	0	0	0	0	0	114.173.703
407	01	01	00	Transferencias corrientes internas al sector privado	114.173.703	0	0	0	0	0	114.173.703
407	01	01	01	Pensiones del personal empleado, obrero y militar	5.398.847	0	0	0	0	0	5.398.847
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	22.936.668	0	0	0	0	0	22.936.668
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.349.712	0	0	0	0	0	1.349.712
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	809.827	0	0	0	0	0	809.827
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	10.716.212	0	0	0	0	0	10.716.212
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.330.404	0	0	0	0	0	5.330.404
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	5.734.167	0	0	0	0	0	5.734.167
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	3.440.500	0	0	0	0	0	3.440.500
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	38.195.421	0	0	0	0	0	38.195.421
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	20.261.945	0	0	0	0	0	20.261.945
				Totales	**114.173.703**	**0**	**0**	**0**	**0**	**0**	**114.173.703**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**114.173.703**	**0**	**0**	**0**	**0**	**0**	**114.173.703**
407	01	00	00	Transferencias y donaciones corrientes internas	114.173.703	0	0	0	0	0	114.173.703
407	01	01	00	Transferencias corrientes internas al sector privado	114.173.703	0	0	0	0	0	114.173.703
407	01	01	01	Pensiones del personal empleado, obrero y militar	5.398.847	0	0	0	0	0	5.398.847
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	22.936.668	0	0	0	0	0	22.936.668
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.349.712	0	0	0	0	0	1.349.712
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	809.827	0	0	0	0	0	809.827
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	10.716.212	0	0	0	0	0	10.716.212
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.330.404	0	0	0	0	0	5.330.404
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	5.734.167	0	0	0	0	0	5.734.167
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	3.440.500	0	0	0	0	0	3.440.500
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	38.195.421	0	0	0	0	0	38.195.421
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	20.261.945	0	0	0	0	0	20.261.945
				Totales	**114.173.703**	**0**	**0**	**0**	**0**	**0**	**114.173.703**

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330006000 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**15.448.276**	**0**	**0**	**0**	**0**	**0**	**15.448.276**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.134.707	0	0	0	0	0	6.134.707
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	186.660	0	0	0	0	0	186.660
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	639.622	0	0	0	0	0	639.622
401	01	12	00	Salarios a obreros en puestos no permanentes	261.114	0	0	0	0	0	261.114
401	01	18	00	Remuneraciones al personal contratado	4.847.311	0	0	0	0	0	4.847.311
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	200.000	0	0	0	0	0	200.000
401	04	00	00	Complementos de sueldos y salarios	1.742.346	0	0	0	0	0	1.742.346
401	04	06	00	Complemento a empleados por comisión de servicios	360.000	0	0	0	0	0	360.000
401	04	08	00	Bono compensatorio de alimentación a empleados	975.362	0	0	0	0	0	975.362
401	04	18	00	Bono compensatorio de alimentación a obreros	406.984	0	0	0	0	0	406.984
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.623.598	0	0	0	0	0	1.623.598
401	05	01	00	Aguinaldos a empleados	1.363.172	0	0	0	0	0	1.363.172
401	05	04	00	Aguinaldos a obreros	260.426	0	0	0	0	0	260.426
401	06	00	00	Aportes patronales y legales	681.815	0	0	0	0	0	681.815
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	517.110	0	0	0	0	0	517.110
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	82.234	0	0	0	0	0	82.234
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	82.471	0	0	0	0	0	82.471
401	07	00	00	Asistencia socio-económica	4.082.159	0	0	0	0	0	4.082.159
401	07	01	00	Capacitación y adiestramiento a empleados	50.000	0	0	0	0	0	50.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	12.500	0	0	0	0	0	12.500
401	07	05	00	Ayudas por defunción a empleados	150.000	0	0	0	0	0	150.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.876.250	0	0	0	0	0	1.876.250
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	100.125	0	0	0	0	0	100.125
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	124.534	0	0	0	0	0	124.534
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	182.250	0	0	0	0	0	182.250
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.000	0	0	0	0	0	5.000
401	07	21	00	Ayudas por defunción a obreros	75.000	0	0	0	0	0	75.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	855.000	0	0	0	0	0	855.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	56.250	0	0	0	0	0	56.250
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	262.500	0	0	0	0	0	262.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330006000 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	87.750	0	0	0	0	0	87.750
401	07	33	00	Asistencia socio-económica al personal contratado	195.000	0	0	0	0	0	195.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	50.000	0	0	0	0	0	50.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.183.651	0	0	0	0	0	1.183.651
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	116.676	0	0	0	0	0	116.676
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	969.475	0	0	0	0	0	969.475
401	08	04	00	Prestaciones sociales e indemnizaciones al personal militar	97.500	0	0	0	0	0	97.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.327.462**	**0**	**0**	**0**	**0**	**0**	**3.327.462**
402	01	00	00	Productos alimenticios y agropecuarios	382.349	0	0	0	0	0	382.349
402	01	01	00	Alimentos y bebidas para personas	382.349	0	0	0	0	0	382.349
402	03	00	00	Textiles y vestuarios	136.760	0	0	0	0	0	136.760
402	03	02	00	Prendas de vestir	75.000	0	0	0	0	0	75.000
402	03	03	00	Calzados	61.760	0	0	0	0	0	61.760
402	04	00	00	Productos de cuero y caucho	415.800	0	0	0	0	0	415.800
402	04	03	00	Cauchos y tripas para vehículos	415.800	0	0	0	0	0	415.800
402	05	00	00	Productos de papel, cartón e impresos	716.711	0	0	0	0	0	716.711
402	05	01	00	Pulpa de madera, papel y cartón	156.685	0	0	0	0	0	156.685
402	05	02	00	Envases y cajas de papel y cartón	18.945	0	0	0	0	0	18.945
402	05	03	00	Productos de papel y cartón para oficina	357.662	0	0	0	0	0	357.662
402	05	04	00	Libros, revistas y periódicos	58.917	0	0	0	0	0	58.917
402	05	06	00	Productos de papel y cartón para computación	30.000	0	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	94.502	0	0	0	0	0	94.502
402	06	00	00	Productos químicos y derivados	564.535	0	0	0	0	0	564.535
402	06	03	00	Tintas, pinturas y colorantes	310.500	0	0	0	0	0	310.500
402	06	05	00	Productos de tocador	47.615	0	0	0	0	0	47.615
402	06	06	00	Combustibles y lubricantes	111.230	0	0	0	0	0	111.230
402	06	08	00	Productos plásticos	95.190	0	0	0	0	0	95.190
402	08	00	00	Productos metálicos	125.314	0	0	0	0	0	125.314
402	08	09	00	Repuestos y accesorios para equipos de transporte	125.314	0	0	0	0	0	125.314
402	10	00	00	Productos varios y útiles diversos	960.993	0	0	0	0	0	960.993
402	10	02	00	Materiales y útiles de limpieza y aseo	97.741	0	0	0	0	0	97.741
402	10	03	00	Utensilios de cocina y comedor	5.081	0	0	0	0	0	5.081

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330006000 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	184.473	0	0	0	0	0	184.473
402	10	06	00	Condecoraciones, ofrendas y similares	49.571	0	0	0	0	0	49.571
402	10	07	00	Productos de seguridad en el trabajo	83.678	0	0	0	0	0	83.678
402	10	08	00	Materiales para equipos de computación	494.000	0	0	0	0	0	494.000
402	10	11	00	Materiales eléctricos	31.156	0	0	0	0	0	31.156
402	10	12	00	Materiales para instalaciones sanitarias	15.293	0	0	0	0	0	15.293
402	99	00	00	Otros materiales y suministros	25.000	0	0	0	0	0	25.000
402	99	01	00	Otros materiales y suministros	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.321.381**	**0**	**0**	**0**	**0**	**0**	**7.321.381**
403	02	00	00	Alquileres de maquinaria y equipos	157.600	0	0	0	0	0	157.600
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	157.600	0	0	0	0	0	157.600
403	03	00	00	Derechos sobre bienes intangibles	15.125	0	0	0	0	0	15.125
403	03	03	00	Paquetes y programas de computación	15.125	0	0	0	0	0	15.125
403	04	00	00	Servicios básicos	258.191	0	0	0	0	0	258.191
403	04	01	00	Electricidad	12.760	0	0	0	0	0	12.760
403	04	03	00	Agua	3.360	0	0	0	0	0	3.360
403	04	04	00	Teléfonos	101.800	0	0	0	0	0	101.800
403	04	05	00	Servicio de comunicaciones	12.950	0	0	0	0	0	12.950
403	04	07	00	Servicio de condominio	127.321	0	0	0	0	0	127.321
403	06	00	00	Servicios de transporte y almacenaje	177.126	0	0	0	0	0	177.126
403	06	02	00	Almacenaje	33.126	0	0	0	0	0	33.126
403	06	03	00	Estacionamiento	144.000	0	0	0	0	0	144.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	998.889	0	0	0	0	0	998.889
403	07	01	00	Publicidad y propaganda	252.378	0	0	0	0	0	252.378
403	07	02	00	Imprenta y reproducción	184.769	0	0	0	0	0	184.769
403	07	03	00	Relaciones sociales	540.115	0	0	0	0	0	540.115
403	07	04	00	Avisos	21.627	0	0	0	0	0	21.627
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	392.600	0	0	0	0	0	392.600
403	08	01	00	Primas y gastos de seguros	392.600	0	0	0	0	0	392.600
403	09	00	00	Viáticos y pasajes	2.524.238	0	0	0	0	0	2.524.238
403	09	01	00	Viáticos y pasajes dentro del país	2.498.238	0	0	0	0	0	2.498.238
403	09	02	00	Viáticos y pasajes fuera del país	26.000	0	0	0	0	0	26.000

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330006000 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	643.800	0	0	0	0	0	643.800
403	10	07	00	Servicios de capacitación y adiestramiento	57.500	0	0	0	0	0	57.500
403	10	11	00	Servicios para la elaboración y suministro de comida	492.800	0	0	0	0	0	492.800
403	10	99	00	Otros servicios profesionales y técnicos	93.500	0	0	0	0	0	93.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	236.052	0	0	0	0	0	236.052
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	168.818	0	0	0	0	0	168.818
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	67.234	0	0	0	0	0	67.234
403	12	00	00	Conservación y reparaciones menores de obras	162.550	0	0	0	0	0	162.550
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	162.550	0	0	0	0	0	162.550
403	15	00	00	Servicios fiscales	92.200	0	0	0	0	0	92.200
403	15	01	00	Derechos de importación y servicios aduaneros	34.750	0	0	0	0	0	34.750
403	15	02	00	Tasas y otros derechos obligatorios	29.650	0	0	0	0	0	29.650
403	15	03	00	Asignación a agentes de especies fiscales	27.800	0	0	0	0	0	27.800
403	16	00	00	Servicios de diversión, esparcimiento y culturales	102.250	0	0	0	0	0	102.250
403	16	01	00	Servicios de diversión, esparcimiento y culturales	102.250	0	0	0	0	0	102.250
403	18	00	00	Impuestos indirectos	1.497.760	0	0	0	0	0	1.497.760
403	18	01	00	Impuesto al valor agregado	1.497.760	0	0	0	0	0	1.497.760
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	63.000	0	0	0	0	0	63.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	63.000	0	0	0	0	0	63.000
404	**00**	**00**	**00**	**Activos reales**	**5.367.115**	**0**	**0**	**0**	**0**	**0**	**5.367.115**
404	01	00	00	Repuestos y reparaciones mayores	263.127	0	0	0	0	0	263.127
404	01	02	00	Reparaciones mayores de maquinaria y equipos	263.127	0	0	0	0	0	263.127
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	103.127	0	0	0	0	0	103.127
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	160.000	0	0	0	0	0	160.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	60.000	0	0	0	0	0	60.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	60.000	0	0	0	0	0	60.000
404	04	00	00	Equipos de transporte, tracción y elevación	3.112.500	0	0	0	0	0	3.112.500
404	04	01	00	Vehículos automotores terrestres	3.112.500	0	0	0	0	0	3.112.500
404	05	00	00	Equipos de comunicaciones y de señalamiento	75.000	0	0	0	0	0	75.000
404	05	01	00	Equipos de telecomunicaciones	75.000	0	0	0	0	0	75.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	23.703	0	0	0	0	0	23.703
404	07	02	00	Equipos de enseñanza, deporte y recreación	23.703	0	0	0	0	0	23.703

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330006000 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	332.775	0	0	0	0	0	332.775
404	09	01	00	Mobiliario y equipos de oficina	151.168	0	0	0	0	0	151.168
404	09	02	00	Equipos de computación	124.721	0	0	0	0	0	124.721
404	09	03	00	Mobiliario y equipos de alojamiento	56.886	0	0	0	0	0	56.886
404	11	00	00	Inmuebles, maquinaria y equipos usados	1.500.010	0	0	0	0	0	1.500.010
404	11	03	00	Expropiación de tierras y terrenos	1.500.010	0	0	0	0	0	1.500.010
				Totales	**31.464.234**	**0**	**0**	**0**	**0**	**0**	**31.464.234**

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330006000 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330006000 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330006001 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**15.448.276**	0	0	0	0	0	**15.448.276**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.134.707	0	0	0	0	0	6.134.707
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	186.660	0	0	0	0	0	186.660
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	639.622	0	0	0	0	0	639.622
401	01	12	00	Salarios a obreros en puestos no permanentes	261.114	0	0	0	0	0	261.114
401	01	18	00	Remuneraciones al personal contratado	4.847.311	0	0	0	0	0	4.847.311
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	200.000	0	0	0	0	0	200.000
401	04	00	00	Complementos de sueldos y salarios	1.742.346	0	0	0	0	0	1.742.346
401	04	06	00	Complemento a empleados por comisión de servicios	360.000	0	0	0	0	0	360.000
401	04	08	00	Bono compensatorio de alimentación a empleados	975.362	0	0	0	0	0	975.362
401	04	18	00	Bono compensatorio de alimentación a obreros	406.984	0	0	0	0	0	406.984
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.623.598	0	0	0	0	0	1.623.598
401	05	01	00	Aguinaldos a empleados	1.363.172	0	0	0	0	0	1.363.172
401	05	04	00	Aguinaldos a obreros	260.426	0	0	0	0	0	260.426
401	06	00	00	Aportes patronales y legales	681.815	0	0	0	0	0	681.815
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	517.110	0	0	0	0	0	517.110
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	82.234	0	0	0	0	0	82.234
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	82.471	0	0	0	0	0	82.471
401	07	00	00	Asistencia socio-económica	4.082.159	0	0	0	0	0	4.082.159
401	07	01	00	Capacitación y adiestramiento a empleados	50.000	0	0	0	0	0	50.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	12.500	0	0	0	0	0	12.500
401	07	05	00	Ayudas por defunción a empleados	150.000	0	0	0	0	0	150.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.876.250	0	0	0	0	0	1.876.250
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	100.125	0	0	0	0	0	100.125
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	124.534	0	0	0	0	0	124.534
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	182.250	0	0	0	0	0	182.250
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330006000 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330006001 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	21	00	Ayudas por defunción a obreros	75.000	0	0	0	0	0	75.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	855.000	0	0	0	0	0	855.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	56.250	0	0	0	0	0	56.250
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	262.500	0	0	0	0	0	262.500
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	87.750	0	0	0	0	0	87.750
401	07	33	00	Asistencia socio-económica al personal contratado	195.000	0	0	0	0	0	195.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	50.000	0	0	0	0	0	50.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.183.651	0	0	0	0	0	1.183.651
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	116.676	0	0	0	0	0	116.676
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	969.475	0	0	0	0	0	969.475
401	08	04	00	Prestaciones sociales e indemnizaciones al personal militar	97.500	0	0	0	0	0	97.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.327.462**	**0**	**0**	**0**	**0**	**0**	**3.327.462**
402	01	00	00	Productos alimenticios y agropecuarios	382.349	0	0	0	0	0	382.349
402	01	01	00	Alimentos y bebidas para personas	382.349	0	0	0	0	0	382.349
402	03	00	00	Textiles y vestuarios	136.760	0	0	0	0	0	136.760
402	03	02	00	Prendas de vestir	75.000	0	0	0	0	0	75.000
402	03	03	00	Calzados	61.760	0	0	0	0	0	61.760
402	04	00	00	Productos de cuero y caucho	415.800	0	0	0	0	0	415.800
402	04	03	00	Cauchos y tripas para vehículos	415.800	0	0	0	0	0	415.800
402	05	00	00	Productos de papel, cartón e impresos	716.711	0	0	0	0	0	716.711
402	05	01	00	Pulpa de madera, papel y cartón	156.685	0	0	0	0	0	156.685
402	05	02	00	Envases y cajas de papel y cartón	18.945	0	0	0	0	0	18.945
402	05	03	00	Productos de papel y cartón para oficina	357.662	0	0	0	0	0	357.662
402	05	04	00	Libros, revistas y periódicos	58.917	0	0	0	0	0	58.917
402	05	06	00	Productos de papel y cartón para computación	30.000	0	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	94.502	0	0	0	0	0	94.502
402	06	00	00	Productos químicos y derivados	564.535	0	0	0	0	0	564.535

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330006000 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330006001 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	310.500	0	0	0	0	0	310.500
402	06	05	00	Productos de tocador	47.615	0	0	0	0	0	47.615
402	06	06	00	Combustibles y lubricantes	111.230	0	0	0	0	0	111.230
402	06	08	00	Productos plásticos	95.190	0	0	0	0	0	95.190
402	08	00	00	Productos metálicos	125.314	0	0	0	0	0	125.314
402	08	09	00	Repuestos y accesorios para equipos de transporte	125.314	0	0	0	0	0	125.314
402	10	00	00	Productos varios y útiles diversos	960.993	0	0	0	0	0	960.993
402	10	02	00	Materiales y útiles de limpieza y aseo	97.741	0	0	0	0	0	97.741
402	10	03	00	Utensilios de cocina y comedor	5.081	0	0	0	0	0	5.081
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	184.473	0	0	0	0	0	184.473
402	10	06	00	Condecoraciones, ofrendas y similares	49.571	0	0	0	0	0	49.571
402	10	07	00	Productos de seguridad en el trabajo	83.678	0	0	0	0	0	83.678
402	10	08	00	Materiales para equipos de computación	494.000	0	0	0	0	0	494.000
402	10	11	00	Materiales eléctricos	31.156	0	0	0	0	0	31.156
402	10	12	00	Materiales para instalaciones sanitarias	15.293	0	0	0	0	0	15.293
402	99	00	00	Otros materiales y suministros	25.000	0	0	0	0	0	25.000
402	99	01	00	Otros materiales y suministros	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.321.381**	**0**	**0**	**0**	**0**	**0**	**7.321.381**
403	02	00	00	Alquileres de maquinaria y equipos	157.600	0	0	0	0	0	157.600
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	157.600	0	0	0	0	0	157.600
403	03	00	00	Derechos sobre bienes intangibles	15.125	0	0	0	0	0	15.125
403	03	03	00	Paquetes y programas de computación	15.125	0	0	0	0	0	15.125
403	04	00	00	Servicios básicos	258.191	0	0	0	0	0	258.191
403	04	01	00	Electricidad	12.760	0	0	0	0	0	12.760
403	04	03	00	Agua	3.360	0	0	0	0	0	3.360
403	04	04	00	Teléfonos	101.800	0	0	0	0	0	101.800
403	04	05	00	Servicio de comunicaciones	12.950	0	0	0	0	0	12.950
403	04	07	00	Servicio de condominio	127.321	0	0	0	0	0	127.321

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330006000 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330006001 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	177.126	0	0	0	0	0	177.126
403	06	02	00	Almacenaje	33.126	0	0	0	0	0	33.126
403	06	03	00	Estacionamiento	144.000	0	0	0	0	0	144.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	998.889	0	0	0	0	0	998.889
403	07	01	00	Publicidad y propaganda	252.378	0	0	0	0	0	252.378
403	07	02	00	Imprenta y reproducción	184.769	0	0	0	0	0	184.769
403	07	03	00	Relaciones sociales	540.115	0	0	0	0	0	540.115
403	07	04	00	Avisos	21.627	0	0	0	0	0	21.627
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	392.600	0	0	0	0	0	392.600
403	08	01	00	Primas y gastos de seguros	392.600	0	0	0	0	0	392.600
403	09	00	00	Viáticos y pasajes	2.524.238	0	0	0	0	0	2.524.238
403	09	01	00	Viáticos y pasajes dentro del país	2.498.238	0	0	0	0	0	2.498.238
403	09	02	00	Viáticos y pasajes fuera del país	26.000	0	0	0	0	0	26.000
403	10	00	00	Servicios profesionales y técnicos	643.800	0	0	0	0	0	643.800
403	10	07	00	Servicios de capacitación y adiestramiento	57.500	0	0	0	0	0	57.500
403	10	11	00	Servicios para la elaboración y suministro de comida	492.800	0	0	0	0	0	492.800
403	10	99	00	Otros servicios profesionales y técnicos	93.500	0	0	0	0	0	93.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	236.052	0	0	0	0	0	236.052
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	168.818	0	0	0	0	0	168.818
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	67.234	0	0	0	0	0	67.234
403	12	00	00	Conservación y reparaciones menores de obras	162.550	0	0	0	0	0	162.550
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	162.550	0	0	0	0	0	162.550
403	15	00	00	Servicios fiscales	92.200	0	0	0	0	0	92.200
403	15	01	00	Derechos de importación y servicios aduaneros	34.750	0	0	0	0	0	34.750
403	15	02	00	Tasas y otros derechos obligatorios	29.650	0	0	0	0	0	29.650
403	15	03	00	Asignación a agentes de especies fiscales	27.800	0	0	0	0	0	27.800
403	16	00	00	Servicios de diversión, esparcimiento y culturales	102.250	0	0	0	0	0	102.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330006000 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330006001 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	01	00	Servicios de diversión, esparcimiento y culturales	102.250	0	0	0	0	0	102.250
403	18	00	00	Impuestos indirectos	1.497.760	0	0	0	0	0	1.497.760
403	18	01	00	Impuesto al valor agregado	1.497.760	0	0	0	0	0	1.497.760
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	63.000	0	0	0	0	0	63.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	63.000	0	0	0	0	0	63.000
404	**00**	**00**	**00**	**Activos reales**	**5.367.115**	**0**	**0**	**0**	**0**	**0**	**5.367.115**
404	01	00	00	Repuestos y reparaciones mayores	263.127	0	0	0	0	0	263.127
404	01	02	00	Reparaciones mayores de maquinaria y equipos	263.127	0	0	0	0	0	263.127
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	103.127	0	0	0	0	0	103.127
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	160.000	0	0	0	0	0	160.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	60.000	0	0	0	0	0	60.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	60.000	0	0	0	0	0	60.000
404	04	00	00	Equipos de transporte, tracción y elevación	3.112.500	0	0	0	0	0	3.112.500
404	04	01	00	Vehiculos automotores terrestres	3.112.500	0	0	0	0	0	3.112.500
404	05	00	00	Equipos de comunicaciones y de señalamiento	75.000	0	0	0	0	0	75.000
404	05	01	00	Equipos de telecomunicaciones	75.000	0	0	0	0	0	75.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	23.703	0	0	0	0	0	23.703
404	07	02	00	Equipos de enseñanza, deporte y recreación	23.703	0	0	0	0	0	23.703
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	332.775	0	0	0	0	0	332.775
404	09	01	00	Mobiliario y equipos de oficina	151.168	0	0	0	0	0	151.168
404	09	02	00	Equipos de computación	124.721	0	0	0	0	0	124.721
404	09	03	00	Mobiliario y equipos de alojamiento	56.886	0	0	0	0	0	56.886
404	11	00	00	Inmuebles, maquinaria y equipos usados	1.500.010	0	0	0	0	0	1.500.010
404	11	03	00	Expropiación de tierras y terrenos	1.500.010	0	0	0	0	0	1.500.010
				Totales	**31.464.234**	**0**	**0**	**0**	**0**	**0**	**31.464.234**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.249.999**	**0**	**0**	**0**	**0**	**0**	**2.249.999**
402	01	00	00	Productos alimenticios y agropecuarios	259.061	0	0	0	0	0	259.061
402	01	01	00	Alimentos y bebidas para personas	259.061	0	0	0	0	0	259.061
402	03	00	00	Textiles y vestuarios	499.293	0	0	0	0	0	499.293
402	03	01	00	Textiles	221.701	0	0	0	0	0	221.701
402	03	02	00	Prendas de vestir	277.592	0	0	0	0	0	277.592
402	05	00	00	Productos de papel, cartón e impresos	249.758	0	0	0	0	0	249.758
402	05	01	00	Pulpa de madera, papel y cartón	249.758	0	0	0	0	0	249.758
402	06	00	00	Productos químicos y derivados	852.870	0	0	0	0	0	852.870
402	06	04	00	Productos farmacéuticos y medicamentos	300.000	0	0	0	0	0	300.000
402	06	05	00	Productos de tocador	243.750	0	0	0	0	0	243.750
402	06	08	00	Productos plásticos	309.120	0	0	0	0	0	309.120
402	09	00	00	Productos de madera	234.663	0	0	0	0	0	234.663
402	09	01	00	Productos primarios de madera	234.663	0	0	0	0	0	234.663
402	10	00	00	Productos varios y útiles diversos	154.354	0	0	0	0	0	154.354
402	10	02	00	Materiales y útiles de limpieza y aseo	154.354	0	0	0	0	0	154.354
403	**00**	**00**	**00**	**Servicios no personales**	**3.750.001**	**0**	**0**	**0**	**0**	**0**	**3.750.001**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.117.850	0	0	0	0	0	2.117.850
403	07	02	00	Imprenta y reproducción	907.195	0	0	0	0	0	907.195
403	07	03	00	Relaciones sociales	1.210.655	0	0	0	0	0	1.210.655
403	09	00	00	Viáticos y pasajes	1.106.503	0	0	0	0	0	1.106.503
403	09	01	00	Viáticos y pasajes dentro del país	1.106.503	0	0	0	0	0	1.106.503
403	10	00	00	Servicios profesionales y técnicos	525.648	0	0	0	0	0	525.648
403	10	11	00	Servicios para la elaboración y suministro de comida	525.648	0	0	0	0	0	525.648
				Totales	**6.000.000**	**0**	**0**	**0**	**0**	**0**	**6.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 330007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.249.999**	**0**	**0**	**0**	**0**	**0**	**2.249.999**
402	01	00	00	Productos alimenticios y agropecuarios	259.061	0	0	0	0	0	259.061
402	01	01	00	Alimentos y bebidas para personas	259.061	0	0	0	0	0	259.061
402	03	00	00	Textiles y vestuarios	499.293	0	0	0	0	0	499.293
402	03	01	00	Textiles	221.701	0	0	0	0	0	221.701
402	03	02	00	Prendas de vestir	277.592	0	0	0	0	0	277.592
402	05	00	00	Productos de papel, cartón e impresos	249.758	0	0	0	0	0	249.758
402	05	01	00	Pulpa de madera, papel y cartón	249.758	0	0	0	0	0	249.758
402	06	00	00	Productos químicos y derivados	852.870	0	0	0	0	0	852.870
402	06	04	00	Productos farmacéuticos y medicamentos	300.000	0	0	0	0	0	300.000
402	06	05	00	Productos de tocador	243.750	0	0	0	0	0	243.750
402	06	08	00	Productos plásticos	309.120	0	0	0	0	0	309.120
402	09	00	00	Productos de madera	234.663	0	0	0	0	0	234.663
402	09	01	00	Productos primarios de madera	234.663	0	0	0	0	0	234.663
402	10	00	00	Productos varios y útiles diversos	154.354	0	0	0	0	0	154.354
402	10	02	00	Materiales y útiles de limpieza y aseo	154.354	0	0	0	0	0	154.354
403	**00**	**00**	**00**	**Servicios no personales**	**3.750.001**	**0**	**0**	**0**	**0**	**0**	**3.750.001**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.117.850	0	0	0	0	0	2.117.850
403	07	02	00	Imprenta y reproducción	907.195	0	0	0	0	0	907.195
403	07	03	00	Relaciones sociales	1.210.655	0	0	0	0	0	1.210.655
403	09	00	00	Viáticos y pasajes	1.106.503	0	0	0	0	0	1.106.503
403	09	01	00	Viáticos y pasajes dentro del pais	1.106.503	0	0	0	0	0	1.106.503
403	10	00	00	Servicios profesionales y técnicos	525.648	0	0	0	0	0	525.648
403	10	11	00	Servicios para la elaboración y suministro de comida	525.648	0	0	0	0	0	525.648
				Totales	**6.000.000**	**0**	**0**	**0**	**0**	**0**	**6.000.000**

34

Ministerio del Poder Popular para la Agricultura y Tierras

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**439.564.497**	**0**	**0**	**0**	**0**	**0**	**439.564.497**
401	01	00	00	Sueldos, salarios y otras retribuciones	64.096.326	0	0	0	0	0	64.096.326
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	19.786.328	0	0	0	0	0	19.786.328
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	19.268.418	0	0	0	0	0	19.268.418
401	01	13	00	Suplencias a obreros	1.000	0	0	0	0	0	1.000
401	01	18	00	Remuneraciones al personal contratado	25.000.000	0	0	0	0	0	25.000.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	9.412	0	0	0	0	0	9.412
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	31.168	0	0	0	0	0	31.168
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	18.604.200	0	0	0	0	0	18.604.200
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	10.108.000	0	0	0	0	0	10.108.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	8.472.000	0	0	0	0	0	8.472.000
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	6.200	0	0	0	0	0	6.200
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	18.000	0	0	0	0	0	18.000
401	03	00	00	Primas	28.690.197	0	0	0	0	0	28.690.197
401	03	02	00	Primas de transporte a empleados	28.087	0	0	0	0	0	28.087
401	03	04	00	Primas por hijos a empleados	4.943.659	0	0	0	0	0	4.943.659
401	03	08	00	Primas de profesionalización a empleados	1.600.890	0	0	0	0	0	1.600.890
401	03	09	00	Primas por antigüedad a empleados	9.239.764	0	0	0	0	0	9.239.764
401	03	19	00	Primas por hijos de obreros	4.418.100	0	0	0	0	0	4.418.100
401	03	21	00	Primas por antigüedad a obreros	8.185.000	0	0	0	0	0	8.185.000
401	03	97	00	Otras primas a empleados	1.000	0	0	0	0	0	1.000
401	03	98	00	Otras primas a obreros	273.697	0	0	0	0	0	273.697
401	04	00	00	Complementos de sueldos y salarios	54.822.535	0	0	0	0	0	54.822.535
401	04	05	00	Complemento a empleados por gastos de representación	56.174	0	0	0	0	0	56.174
401	04	08	00	Bono compensatorio de alimentación a empleados	19.370.000	0	0	0	0	0	19.370.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	753.756	0	0	0	0	0	753.756
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	330.000	0	0	0	0	0	330.000
401	04	17	00	Complemento a obreros por gastos de transporte	775.000	0	0	0	0	0	775.000
401	04	18	00	Bono compensatorio de alimentación a obreros	17.000.142	0	0	0	0	0	17.000.142
401	04	26	00	Bono compensatorio de alimentación al personal contratado	11.593.652	0	0	0	0	0	11.593.652

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	1.000	0	0	0	0	0	1.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	04	96	00	Otros complementos a empleados	2.645.998	0	0	0	0	0	2.645.998
401	04	97	00	Otros complementos a obreros	1.826.000	0	0	0	0	0	1.826.000
401	04	98	00	Otros complementos al personal contratado	467.813	0	0	0	0	0	467.813
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	43.104.227	0	0	0	0	0	43.104.227
401	05	01	00	Aguinaldos a empleados	11.828.303	0	0	0	0	0	11.828.303
401	05	03	00	Bono vacacional a empleados	6.184.231	0	0	0	0	0	6.184.231
401	05	04	00	Aguinaldos a obreros	10.361.000	0	0	0	0	0	10.361.000
401	05	06	00	Bono vacacional a obreros	5.151.839	0	0	0	0	0	5.151.839
401	05	07	00	Aguinaldos al personal contratado	6.105.250	0	0	0	0	0	6.105.250
401	05	08	00	Bono vacacional al personal contratado	3.472.604	0	0	0	0	0	3.472.604
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	06	00	00	Aportes patronales y legales	6.440.288	0	0	0	0	0	6.440.288
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.971.662	0	0	0	0	0	1.971.662
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	698.526	0	0	0	0	0	698.526
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	304.998	0	0	0	0	0	304.998
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	463.740	0	0	0	0	0	463.740
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.233.224	0	0	0	0	0	1.233.224
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	515.146	0	0	0	0	0	515.146
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	260.858	0	0	0	0	0	260.858
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	338.134	0	0	0	0	0	338.134
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	500.000	0	0	0	0	0	500.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	150.000	0	0	0	0	0	150.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	07	00	00	Asistencia socio-económica	195.209.090	0	0	0	0	0	195.209.090
401	07	01	00	Capacitación y adiestramiento a empleados	58.515	0	0	0	0	0	58.515
401	07	02	00	Becas a empleados	1.263.924	0	0	0	0	0	1.263.924
401	07	03	00	Ayudas por matrimonio a empleados	600	0	0	0	0	0	600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	500	0	0	0	0	0	500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.110.719	0	0	0	0	0	2.110.719
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	67.482.901	0	0	0	0	0	67.482.901
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.198.993	0	0	0	0	0	2.198.993
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	121.744	0	0	0	0	0	121.744
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.457.803	0	0	0	0	0	1.457.803
401	07	17	00	Capacitación y adiestramiento a obreros	51.017	0	0	0	0	0	51.017
401	07	18	00	Becas a obreros	944.291	0	0	0	0	0	944.291
401	07	19	00	Ayudas por matrimonio de obreros	300	0	0	0	0	0	300
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	0	1.000
401	07	21	00	Ayudas por defunción a obreros	400	0	0	0	0	0	400
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	9.000	0	0	0	0	0	9.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.629.450	0	0	0	0	0	1.629.450
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	67.922.221	0	0	0	0	0	67.922.221
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.900.000	0	0	0	0	0	1.900.000
401	07	26	00	Dotación de uniformes a obreros	2.900.000	0	0	0	0	0	2.900.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	150.000	0	0	0	0	0	150.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.200.000	0	0	0	0	0	1.200.000
401	07	33	00	Asistencia socio-económica al personal contratado	43.795.712	0	0	0	0	0	43.795.712
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	07	97	00	Otras subvenciones a obreros	9.000	0	0	0	0	0	9.000
401	08	00	00	Prestaciones sociales e indemnizaciones	28.201.605	0	0	0	0	0	28.201.605
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	12.000.000	0	0	0	0	0	12.000.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	9.000.000	0	0	0	0	0	9.000.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.200.605	0	0	0	0	0	7.200.605

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	96	00	00	Otros gastos del personal empleado	210.654	0	0	0	0	0	210.654
401	96	01	00	Otros gastos del personal empleado	210.654	0	0	0	0	0	210.654
401	97	00	00	Otros gastos del personal obrero	185.375	0	0	0	0	0	185.375
401	97	01	00	Otros gastos del personal obrero	185.375	0	0	0	0	0	185.375
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.276.062**	**0**	**0**	**0**	**0**	**0**	**25.276.062**
402	01	00	00	Productos alimenticios y agropecuarios	2.845.387	0	0	0	0	0	2.845.387
402	01	01	00	Alimentos y bebidas para personas	2.716.141	0	0	0	0	0	2.716.141
402	01	03	00	Productos agrícolas y pecuarios	29.246	0	0	0	0	0	29.246
402	01	99	00	Otros productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	02	00	00	Productos de minas, canteras y yacimientos	47.092	0	0	0	0	0	47.092
402	02	03	00	Mineral de hierro	10.000	0	0	0	0	0	10.000
402	02	04	00	Mineral no ferroso	10.000	0	0	0	0	0	10.000
402	02	05	00	Piedra, arcilla, arena y tierra	24.092	0	0	0	0	0	24.092
402	02	99	00	Otros productos de minas, canteras y yacimientos	3.000	0	0	0	0	0	3.000
402	03	00	00	Textiles y vestuarios	606.487	0	0	0	0	0	606.487
402	03	01	00	Textiles	138.976	0	0	0	0	0	138.976
402	03	02	00	Prendas de vestir	388.774	0	0	0	0	0	388.774
402	03	03	00	Calzados	75.437	0	0	0	0	0	75.437
402	03	99	00	Otros productos textiles y vestuarios	3.300	0	0	0	0	0	3.300
402	04	00	00	Productos de cuero y caucho	675.534	0	0	0	0	0	675.534
402	04	01	00	Cueros y pieles	9.575	0	0	0	0	0	9.575
402	04	03	00	Cauchos y tripas para vehículos	665.959	0	0	0	0	0	665.959
402	05	00	00	Productos de papel, cartón e impresos	3.418.561	0	0	0	0	0	3.418.561
402	05	01	00	Pulpa de madera, papel y cartón	794.442	0	0	0	0	0	794.442
402	05	02	00	Envases y cajas de papel y cartón	84.551	0	0	0	0	0	84.551
402	05	03	00	Productos de papel y cartón para oficina	1.837.920	0	0	0	0	0	1.837.920
402	05	04	00	Libros, revistas y periódicos	427.049	0	0	0	0	0	427.049
402	05	05	00	Material de enseñanza	32.500	0	0	0	0	0	32.500
402	05	06	00	Productos de papel y cartón para computación	69.176	0	0	0	0	0	69.176
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	156.553	0	0	0	0	0	156.553

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	99	00	Otros productos de pulpa, papel y cartón	16.370	0	0	0	0	0	16.370
402	06	00	00	Productos químicos y derivados	4.369.387	0	0	0	0	0	4.369.387
402	06	01	00	Sustancias químicas y de uso industrial	30.000	0	0	0	0	0	30.000
402	06	02	00	Abonos, plaguicidas y otros	29.389	0	0	0	0	0	29.389
402	06	03	00	Tintas, pinturas y colorantes	884.625	0	0	0	0	0	884.625
402	06	04	00	Productos farmacéuticos y medicamentos	2.053.402	0	0	0	0	0	2.053.402
402	06	05	00	Productos de tocador	102.691	0	0	0	0	0	102.691
402	06	06	00	Combustibles y lubricantes	291.703	0	0	0	0	0	291.703
402	06	08	00	Productos plásticos	851.083	0	0	0	0	0	851.083
402	06	99	00	Otros productos de la industria química y conexos	126.494	0	0	0	0	0	126.494
402	07	00	00	Productos minerales no metálicos	101.855	0	0	0	0	0	101.855
402	07	01	00	Productos de barro, loza y porcelana	11.168	0	0	0	0	0	11.168
402	07	02	00	Vidrios y productos de vidrio	33.737	0	0	0	0	0	33.737
402	07	03	00	Productos de arcilla para construcción	10.000	0	0	0	0	0	10.000
402	07	04	00	Cemento, cal y yeso	36.950	0	0	0	0	0	36.950
402	07	99	00	Otros productos minerales no metálicos	10.000	0	0	0	0	0	10.000
402	08	00	00	Productos metálicos	1.207.452	0	0	0	0	0	1.207.452
402	08	01	00	Productos primarios de hierro y acero	32.521	0	0	0	0	0	32.521
402	08	02	00	Productos de metales no ferrosos	10.881	0	0	0	0	0	10.881
402	08	03	00	Herramientas menores, cuchillería y articulos generales de ferretería	274.956	0	0	0	0	0	274.956
402	08	04	00	Productos metálicos estructurales	2.281	0	0	0	0	0	2.281
402	08	05	00	Materiales de orden público, seguridad y defensa	13.000	0	0	0	0	0	13.000
402	08	07	00	Material de señalamiento	8.182	0	0	0	0	0	8.182
402	08	09	00	Repuestos y accesorios para equipos de transporte	504.740	0	0	0	0	0	504.740
402	08	10	00	Repuestos y accesorios para otros equipos	345.180	0	0	0	0	0	345.180
402	08	99	00	Otros productos metálicos	15.711	0	0	0	0	0	15.711
402	09	00	00	Productos de madera	29.585	0	0	0	0	0	29.585
402	09	01	00	Productos primarios de madera	14.740	0	0	0	0	0	14.740
402	09	02	00	Muebles y accesorios de madera para edificaciones	5.129	0	0	0	0	0	5.129
402	09	99	00	Otros productos de madera	9.716	0	0	0	0	0	9.716
402	10	00	00	Productos varios y útiles diversos	11.911.141	0	0	0	0	0	11.911.141

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	01	00	Artículos de deporte, recreación y juguetes	275.374	0	0	0	0	0	275.374
402	10	02	00	Materiales y útiles de limpieza y aseo	691.065	0	0	0	0	0	691.065
402	10	03	00	Utensilios de cocina y comedor	253.498	0	0	0	0	0	253.498
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	435.120	0	0	0	0	0	435.120
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.192.682	0	0	0	0	0	1.192.682
402	10	06	00	Condecoraciones, ofrendas y similares	26.626	0	0	0	0	0	26.626
402	10	07	00	Productos de seguridad en el trabajo	559.423	0	0	0	0	0	559.423
402	10	08	00	Materiales para equipos de computación	7.458.847	0	0	0	0	0	7.458.847
402	10	09	00	Especies timbradas y valores	1.811	0	0	0	0	0	1.811
402	10	10	00	Útiles religiosos	4.740	0	0	0	0	0	4.740
402	10	11	00	Materiales eléctricos	520.485	0	0	0	0	0	520.485
402	10	12	00	Materiales para instalaciones sanitarias	288.112	0	0	0	0	0	288.112
402	10	13	00	Materiales fotográficos	152.288	0	0	0	0	0	152.288
402	10	99	00	Otros productos y útiles diversos	51.070	0	0	0	0	0	51.070
402	99	00	00	Otros materiales y suministros	63.581	0	0	0	0	0	63.581
402	99	01	00	Otros materiales y suministros	63.581	0	0	0	0	0	63.581
403	**00**	**00**	**00**	**Servicios no personales**	**95.660.940**	**0**	**0**	**0**	**0**	**0**	**95.660.940**
403	01	00	00	Alquileres de inmuebles	461.957	0	0	0	0	0	461.957
403	01	01	00	Alquileres de edificios y locales	410.957	0	0	0	0	0	410.957
403	01	02	00	Alquileres de instalaciones culturales y recreativas	51.000	0	0	0	0	0	51.000
403	02	00	00	Alquileres de maquinaria y equipos	1.498.282	0	0	0	0	0	1.498.282
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.455.310	0	0	0	0	0	1.455.310
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	14.600	0	0	0	0	0	14.600
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	2.004	0	0	0	0	0	2.004
403	02	99	00	Alquileres de otras maquinaria y equipos	26.368	0	0	0	0	0	26.368
403	04	00	00	Servicios básicos	6.854.290	0	0	0	0	0	6.854.290
403	04	01	00	Electricidad	1.591.953	0	0	0	0	0	1.591.953
403	04	02	00	Gas	30.000	0	0	0	0	0	30.000
403	04	03	00	Agua	1.193.741	0	0	0	0	0	1.193.741
403	04	04	00	Teléfonos	3.574.171	0	0	0	0	0	3.574.171
403	04	05	00	Servicio de comunicaciones	285.000	0	0	0	0	0	285.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	06	00	Servicio de aseo urbano y domiciliario	179.425	0	0	0	0	0	179.425
403	06	00	00	Servicios de transporte y almacenaje	311.780	0	0	0	0	0	311.780
403	06	01	00	Fletes y embalajes	142.230	0	0	0	0	0	142.230
403	06	03	00	Estacionamiento	34.349	0	0	0	0	0	34.349
403	06	04	00	Peaje	26.394	0	0	0	0	0	26.394
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	108.807	0	0	0	0	0	108.807
403	07	00	00	Servicios de información, impresión y relaciones públicas	19.056.581	0	0	0	0	0	19.056.581
403	07	01	00	Publicidad y propaganda	10.535.604	0	0	0	0	0	10.535.604
403	07	02	00	Imprenta y reproducción	2.490.998	0	0	0	0	0	2.490.998
403	07	03	00	Relaciones sociales	3.072.898	0	0	0	0	0	3.072.898
403	07	04	00	Avisos	2.957.081	0	0	0	0	0	2.957.081
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.037.603	0	0	0	0	0	2.037.603
403	08	01	00	Primas y gastos de seguros	1.873.377	0	0	0	0	0	1.873.377
403	08	02	00	Comisiones y gastos bancarios	163.226	0	0	0	0	0	163.226
403	08	03	00	Comisiones y gastos de adquisición de seguros	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	9.079.637	0	0	0	0	0	9.079.637
403	09	01	00	Viáticos y pasajes dentro del país	6.573.715	0	0	0	0	0	6.573.715
403	09	02	00	Viáticos y pasajes fuera del país	2.461.000	0	0	0	0	0	2.461.000
403	09	03	00	Asignación por kilómetros recorridos	44.922	0	0	0	0	0	44.922
403	10	00	00	Servicios profesionales y técnicos	1.737.417	0	0	0	0	0	1.737.417
403	10	04	00	Servicios de ingeniería y arquitectónicos	20.000	0	0	0	0	0	20.000
403	10	07	00	Servicios de capacitación y adiestramiento	454.204	0	0	0	0	0	454.204
403	10	09	00	Servicios de lavandería y tintorería	5.000	0	0	0	0	0	5.000
403	10	11	00	Servicios para la elaboración y suministro de comida	93.000	0	0	0	0	0	93.000
403	10	99	00	Otros servicios profesionales y técnicos	1.165.213	0	0	0	0	0	1.165.213
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.433.624	0	0	0	0	0	6.433.624
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	200.000	0	0	0	0	0	200.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.452.220	0	0	0	0	0	2.452.220
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	51.499	0	0	0	0	0	51.499
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	136.513	0	0	0	0	0	136.513

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	81.528	0	0	0	0	0	81.528
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.421.814	0	0	0	0	0	3.421.814
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	90.050	0	0	0	0	0	90.050
403	12	00	00	Conservación y reparaciones menores de obras	12.131.390	0	0	0	0	0	12.131.390
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	12.129.222	0	0	0	0	0	12.129.222
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	2.168	0	0	0	0	0	2.168
403	15	00	00	Servicios fiscales	6.287	0	0	0	0	0	6.287
403	15	02	00	Tasas y otros derechos obligatorios	6.287	0	0	0	0	0	6.287
403	16	00	00	Servicios de diversión, esparcimiento y culturales	8.500.000	0	0	0	0	0	8.500.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	8.500.000	0	0	0	0	0	8.500.000
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	300.000	0	0	0	0	0	300.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	21.460.946	0	0	0	0	0	21.460.946
403	18	01	00	Impuesto al valor agregado	21.458.946	0	0	0	0	0	21.458.946
403	18	99	00	Otros impuestos indirectos	2.000	0	0	0	0	0	2.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.170.026	0	0	0	0	0	1.170.026
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.170.026	0	0	0	0	0	1.170.026
403	99	00	00	Otros servicios no personales	4.621.120	0	0	0	0	0	4.621.120
403	99	01	00	Otros servicios no personales	4.621.120	0	0	0	0	0	4.621.120
404	**00**	**00**	**00**	**Activos reales**	**83.034.557**	**0**	**0**	**0**	**0**	**0**	**83.034.557**
404	01	00	00	Repuestos y reparaciones mayores	2.137.237	0	0	0	0	0	2.137.237
404	01	01	00	Repuestos mayores	1.085.000	0	0	0	0	0	1.085.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.035.000	0	0	0	0	0	1.035.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.052.237	0	0	0	0	0	1.052.237
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	375.000	0	0	0	0	0	375.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	51.000	0	0	0	0	0	51.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	626.237	0	0	0	0	0	626.237
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	998.054	0	0	0	0	0	998.054
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	139.500	0	0	0	0	0	139.500
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	15.000	0	0	0	0	0	15.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	698.454	0	0	0	0	0	698.454
404	03	05	00	Maquinaria y equipos industriales y de taller	20.000	0	0	0	0	0	20.000
404	03	06	00	Maquinaria y equipos de energía	80.100	0	0	0	0	0	80.100
404	03	07	00	Maquinaria y equipos de riego y acueductos	30.000	0	0	0	0	0	30.000
404	04	00	00	Equipos de transporte, tracción y elevación	5.172.195	0	0	0	0	0	5.172.195
404	04	01	00	Vehículos automotores terrestres	4.572.195	0	0	0	0	0	4.572.195
404	04	03	00	Equipos marítimos de transporte	450.000	0	0	0	0	0	450.000
404	04	05	00	Vehículos de tracción no motorizados	150.000	0	0	0	0	0	150.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.552.495	0	0	0	0	0	5.552.495
404	05	01	00	Equipos de telecomunicaciones	5.552.495	0	0	0	0	0	5.552.495
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	93.210	0	0	0	0	0	93.210
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	93.210	0	0	0	0	0	93.210
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	156.418	0	0	0	0	0	156.418
404	07	01	00	Equipos científicos y de laboratorio	25.000	0	0	0	0	0	25.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	61.418	0	0	0	0	0	61.418
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	25.000	0	0	0	0	0	25.000
404	07	06	00	Instrumentos musicales y equipos de audio	45.000	0	0	0	0	0	45.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	66.500	0	0	0	0	0	66.500
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	66.500	0	0	0	0	0	66.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	30.873.185	0	0	0	0	0	30.873.185
404	09	01	00	Mobiliario y equipos de oficina	27.174.343	0	0	0	0	0	27.174.343
404	09	02	00	Equipos de computación	2.237.612	0	0	0	0	0	2.237.612
404	09	03	00	Mobiliario y equipos de alojamiento	1.277.037	0	0	0	0	0	1.277.037
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	184.193	0	0	0	0	0	184.193
404	12	00	00	Activos intangibles	37.834.640	0	0	0	0	0	37.834.640
404	12	01	00	Marcas de fábrica y patentes de invención	37.828.640	0	0	0	0	0	37.828.640
404	12	04	00	Paquetes y programas de computación	6.000	0	0	0	0	0	6.000
404	99	00	00	Otros activos reales	150.623	0	0	0	0	0	150.623
404	99	01	00	Otros activos reales	150.623	0	0	0	0	0	150.623

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.547.205.478**	**59.542.774**	**0**	**0**	**0**	**0**	**2.606.748.252**
407	01	00	00	Transferencias y donaciones corrientes internas	1.657.507.110	0	0	0	0	0	1.657.507.110
407	01	01	00	Transferencias corrientes internas al sector privado	242.928.900	0	0	0	0	0	242.928.900
407	01	01	01	Pensiones del personal empleado, obrero y militar	26.649.661	0	0	0	0	0	26.649.661
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	50.793.975	0	0	0	0	0	50.793.975
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	4.207.815	0	0	0	0	0	4.207.815
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	397.916	0	0	0	0	0	397.916
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	40.217.094	0	0	0	0	0	40.217.094
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	10.241.933	0	0	0	0	0	10.241.933
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	10.243.895	0	0	0	0	0	10.243.895
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	2.176.882	0	0	0	0	0	2.176.882
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	73.058.949	0	0	0	0	0	73.058.949
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	24.940.780	0	0	0	0	0	24.940.780
407	01	03	00	Transferencias corrientes internas al sector público	1.414.578.210	0	0	0	0	0	1.414.578.210
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.169.219.666	0	0	0	0	0	1.169.219.666
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	144.946.718	0	0	0	0	0	144.946.718
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	100.411.826	0	0	0	0	0	100.411.826
407	03	00	00	Transferencias y donaciones de capital internas	889.698.368	59.542.774	0	0	0	0	949.241.142
407	03	03	00	Transferencias de capital internas al sector público	889.698.368	59.542.774	0	0	0	0	949.241.142
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	743.206.023	59.542.774	0	0	0	0	802.748.797
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	106.542.345	0	0	0	0	0	106.542.345
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	39.950.000	0	0	0	0	0	39.950.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**11.658.466**	**0**	**0**	**0**	**0**	**0**	**11.658.466**
411	11	00	00	Obligaciones de ejercicios anteriores	11.658.466	0	0	0	0	0	11.658.466
411	11	04	00	Compromisos pendientes de ejercicios anteriores	6.636.857	0	0	0	0	0	6.636.857
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	5.021.609	0	0	0	0	0	5.021.609
				Totales	**3.202.400.000**	**59.542.774**	**0**	**0**	**0**	**0**	**3.261.942.774**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 101396 340017000 ADECUACIÓN FÍSICA DE LA NUEVA SEDE DEL MPPAT

OBJETIVO DEL PROYECTO: CONSTRUIR UNA PLATAFORMA TECNOLÓGICA Y 3600 PUESTOS DE TRABAJO EN LA NUEVA SEDE DEL MPPAT

UNIDAD DE MEDIDA: METRO CUADRADO

META: 25.200

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**12.605.948**	**0**	**0**	**0**	**0**	**0**	**12.605.948**
403	12	00	00	Conservación y reparaciones menores de obras	37.860	0	0	0	0	0	37.860
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	37.860	0	0	0	0	0	37.860
403	18	00	00	Impuestos indirectos	9.240.971	0	0	0	0	0	9.240.971
403	18	01	00	Impuesto al valor agregado	9.240.971	0	0	0	0	0	9.240.971
403	99	00	00	Otros servicios no personales	3.327.117	0	0	0	0	0	3.327.117
403	99	01	00	Otros servicios no personales	3.327.117	0	0	0	0	0	3.327.117
404	**00**	**00**	**00**	**Activos reales**	**64.402.140**	**0**	**0**	**0**	**0**	**0**	**64.402.140**
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.520.000	0	0	0	0	0	2.520.000
404	05	01	00	Equipos de telecomunicaciones	2.520.000	0	0	0	0	0	2.520.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	24.054.000	0	0	0	0	0	24.054.000
404	09	01	00	Mobiliario y equipos de oficina	24.000.000	0	0	0	0	0	24.000.000
404	09	02	00	Equipos de computación	54.000	0	0	0	0	0	54.000
404	12	00	00	Activos intangibles	37.828.140	0	0	0	0	0	37.828.140
404	12	01	00	Marcas de fábrica y patentes de invención	37.822.140	0	0	0	0	0	37.822.140
404	12	04	00	Paquetes y programas de computación	6.000	0	0	0	0	0	6.000
				Totales	**77.008.088**	**0**	**0**	**0**	**0**	**0**	**77.008.088**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 101396 340017000 ADECUACIÓN FÍSICA DE LA NUEVA SEDE DEL MPPAT

OBJETIVO DEL PROYECTO: CONSTRUIR UNA PLATAFORMA TECNOLÓGICA Y 3600 PUESTOS DE TRABAJO EN LA NUEVA SEDE DEL MPPAT

UNIDAD DE MEDIDA: METRO CUADRADO

META: 25.200

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 34 - 13

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **PROYECTO:** 101396 340017000 ADECUACIÓN FÍSICA DE LA NUEVA SEDE DEL MPPAT

OBJETIVO DEL PROYECTO: CONSTRUIR UNA PLATAFORMA TECNOLÓGICA Y 3600 PUESTOS DE TRABAJO EN LA NUEVA SEDE DEL MPPAT

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 25.200

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 340017006 SUMINISTRO, INSTALACIÓN Y PUESTA EN MARCHA DEL SISTEMA DE CABLEADO ESTRUCTURADO Y DEL SISTEMA IP DE LA NUEVA SEDE DEL MPPAT

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 20.401

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**12.605.948**	**0**	**0**	**0**	**0**	0	**12.605.948**
403	12	00	00	Conservación y reparaciones menores de obras	37.860	0	0	0	0	0	37.860
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	37.860	0	0	0	0	0	37.860
403	18	00	00	Impuestos indirectos	9.240.971	0	0	0	0	0	9.240.971
403	18	01	00	Impuesto al valor agregado	9.240.971	0	0	0	0	0	9.240.971
403	99	00	00	Otros servicios no personales	3.327.117	0	0	0	0	0	3.327.117
403	99	01	00	Otros servicios no personales	3.327.117	0	0	0	0	0	3.327.117
404	**00**	**00**	**00**	**Activos reales**	**64.402.140**	**0**	**0**	**0**	**0**	**0**	**64.402.140**
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.520.000	0	0	0	0	0	2.520.000
404	05	01	00	Equipos de telecomunicaciones	2.520.000	0	0	0	0	0	2.520.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	24.054.000	0	0	0	0	0	24.054.000
404	09	01	00	Mobiliario y equipos de oficina	24.000.000	0	0	0	0	0	24.000.000
404	09	02	00	Equipos de computación	54.000	0	0	0	0	0	54.000
404	12	00	00	Activos intangibles	37.828.140	0	0	0	0	0	37.828.140
404	12	01	00	Marcas de fábrica y patentes de invención	37.822.140	0	0	0	0	0	37.822.140
404	12	04	00	Paquetes y programas de computación	6.000	0	0	0	0	0	6.000
				Totales	**77.008.088**	**0**	**0**	**0**	**0**	0	**77.008.088**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 114819 340020000 MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. PERÍODO 2012 - 2014

OBJETIVO DEL PROYECTO: PRESTARLE SERVICIO DE MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. DURANTE LOS AÑOS 2012 AL 2014

UNIDAD DE MEDIDA: OFICINA **META:** 134

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**182.800**	**0**	**0**	**0**	**0**	**0**	**182.800**
402	01	00	00	Productos alimenticios y agropecuarios	1.568	0	0	0	0	0	1.568
402	01	01	00	Alimentos y bebidas para personas	1.568	0	0	0	0	0	1.568
402	05	00	00	Productos de papel, cartón e impresos	27.494	0	0	0	0	0	27.494
402	05	03	00	Productos de papel y cartón para oficina	9.494	0	0	0	0	0	9.494
402	05	04	00	Libros, revistas y periódicos	18.000	0	0	0	0	0	18.000
402	06	00	00	Productos químicos y derivados	67.018	0	0	0	0	0	67.018
402	06	03	00	Tintas, pinturas y colorantes	5.560	0	0	0	0	0	5.560
402	06	08	00	Productos plásticos	55.380	0	0	0	0	0	55.380
402	06	99	00	Otros productos de la industria química y conexos	6.078	0	0	0	0	0	6.078
402	08	00	00	Productos metálicos	3.366	0	0	0	0	0	3.366
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.366	0	0	0	0	0	3.366
402	10	00	00	Productos varios y útiles diversos	82.854	0	0	0	0	0	82.854
402	10	08	00	Materiales para equipos de computación	82.854	0	0	0	0	0	82.854
402	99	00	00	Otros materiales y suministros	500	0	0	0	0	0	500
402	99	01	00	Otros materiales y suministros	500	0	0	0	0	0	500
403	**00**	**00**	**00**	**Servicios no personales**	**14.500.153**	**0**	**0**	**0**	**0**	**0**	**14.500.153**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000
403	06	01	00	Fletes y embalajes	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	292.060	0	0	0	0	0	292.060
403	09	01	00	Viáticos y pasajes dentro del país	292.060	0	0	0	0	0	292.060
403	10	00	00	Servicios profesionales y técnicos	114.400	0	0	0	0	0	114.400
403	10	99	00	Otros servicios profesionales y técnicos	114.400	0	0	0	0	0	114.400
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	585.000	0	0	0	0	0	585.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	300.000	0	0	0	0	0	300.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	285.000	0	0	0	0	0	285.000
403	12	00	00	Conservación y reparaciones menores de obras	11.241.073	0	0	0	0	0	11.241.073
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	11.241.073	0	0	0	0	0	11.241.073

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 114819 340020000 MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. PERÍODO 2012 - 2014

OBJETIVO DEL PROYECTO: PRESTARLE SERVICIO DE MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. DURANTE LOS AÑOS 2012 AL 2014

UNIDAD DE MEDIDA: OFICINA

META: 134

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	2.266.620	0	0	0	0	0	2.266.620
403	18	01	00	Impuesto al valor agregado	2.266.620	0	0	0	0	0	2.266.620
404	**00**	**00**	**00**	**Activos reales**	**6.472.164**	**0**	**0**	**0**	**0**	**0**	**6.472.164**
404	01	00	00	Repuestos y reparaciones mayores	375.000	0	0	0	0	0	375.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	375.000	0	0	0	0	0	375.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	375.000	0	0	0	0	0	375.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	189.841	0	0	0	0	0	189.841
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	154.741	0	0	0	0	0	154.741
404	03	06	00	Maquinaria y equipos de energía	35.100	0	0	0	0	0	35.100
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.023.625	0	0	0	0	0	3.023.625
404	05	01	00	Equipos de telecomunicaciones	3.023.625	0	0	0	0	0	3.023.625
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.883.698	0	0	0	0	0	2.883.698
404	09	01	00	Mobiliario y equipos de oficina	2.121.600	0	0	0	0	0	2.121.600
404	09	02	00	Equipos de computación	332.505	0	0	0	0	0	332.505
404	09	03	00	Mobiliario y equipos de alojamiento	270.400	0	0	0	0	0	270.400
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	159.193	0	0	0	0	0	159.193
				Totales	**21.155.117**	**0**	**0**	**0**	**0**	**0**	**21.155.117**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 114819 340020000 MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. PERÍODO 2012 - 2014

OBJETIVO DEL PROYECTO: PRESTARLE SERVICIO DE MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. DURANTE LOS AÑOS 2012 AL 2014

UNIDAD DE MEDIDA: OFICINA

META: 134

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 114819 340020000 MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. PERÍODO 2012 - 2014

OBJETIVO DEL PROYECTO: PRESTARLE SERVICIO DE MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. DURANTE LOS AÑOS 2012 AL 2014

UNIDAD DE MEDIDA: OFICINA **META:** 134

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 340020001 MANTENIMIENTO PREVENTIVO - CORRECTIVO A LAS UNIDADES ESTADALES

UNIDAD DE MEDIDA: OFICINA **META:** 70

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**74.355**	**0**	**0**	**0**	**0**	**0**	**74.355**
402	01	00	00	Productos alimenticios y agropecuarios	1.568	0	0	0	0	0	1.568
402	01	01	00	Alimentos y bebidas para personas	1.568	0	0	0	0	0	1.568
402	05	00	00	Productos de papel, cartón e impresos	27.494	0	0	0	0	0	27.494
402	05	03	00	Productos de papel y cartón para oficina	9.494	0	0	0	0	0	9.494
402	05	04	00	Libros, revistas y periódicos	18.000	0	0	0	0	0	18.000
402	08	00	00	Productos metálicos	3.366	0	0	0	0	0	3.366
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.366	0	0	0	0	0	3.366
402	10	00	00	Productos varios y útiles diversos	41.427	0	0	0	0	0	41.427
402	10	08	00	Materiales para equipos de computación	41.427	0	0	0	0	0	41.427
402	99	00	00	Otros materiales y suministros	500	0	0	0	0	0	500
402	99	01	00	Otros materiales y suministros	500	0	0	0	0	0	500
403	**00**	**00**	**00**	**Servicios no personales**	**14.500.153**	**0**	**0**	**0**	**0**	**0**	**14.500.153**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000
403	06	01	00	Fletes y embalajes	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	292.060	0	0	0	0	0	292.060
403	09	01	00	Viáticos y pasajes dentro del país	292.060	0	0	0	0	0	292.060
403	10	00	00	Servicios profesionales y técnicos	114.400	0	0	0	0	0	114.400
403	10	99	00	Otros servicios profesionales y técnicos	114.400	0	0	0	0	0	114.400
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	585.000	0	0	0	0	0	585.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	300.000	0	0	0	0	0	300.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	285.000	0	0	0	0	0	285.000
403	12	00	00	Conservación y reparaciones menores de obras	11.241.073	0	0	0	0	0	11.241.073

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 114819 340020000 MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. PERÍODO 2012 - 2014

OBJETIVO DEL PROYECTO: PRESTARLE SERVICIO DE MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. DURANTE LOS AÑOS 2012 AL 2014

UNIDAD DE MEDIDA: OFICINA **META:** 134

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 340020001 MANTENIMIENTO PREVENTIVO - CORRECTIVO A LAS UNIDADES ESTADALES

UNIDAD DE MEDIDA: OFICINA **META:** 70

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	11.241.073	0	0	0	0	0	11.241.073
403	18	00	00	Impuestos indirectos	2.266.620	0	0	0	0	0	2.266.620
403	18	01	00	Impuesto al valor agregado	2.266.620	0	0	0	0	0	2.266.620
404	**00**	**00**	**00**	**Activos reales**	**375.000**	**0**	**0**	**0**	**0**	**0**	**375.000**
404	01	00	00	Repuestos y reparaciones mayores	375.000	0	0	0	0	0	375.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	375.000	0	0	0	0	0	375.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	375.000	0	0	0	0	0	375.000
				Totales	**14.949.508**	**0**	**0**	**0**	**0**	**0**	**14.949.508**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 114819 340020000 MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. PERÍODO 2012 - 2014

OBJETIVO DEL PROYECTO: PRESTARLE SERVICIO DE MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. DURANTE LOS AÑOS 2012 AL 2014

UNIDAD DE MEDIDA: OFICINA **META:** 134

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 340020002 EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES

UNIDAD DE MEDIDA: OFICINA **META:** 80

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**108.445**	**0**	**0**	**0**	**0**	**0**	**108.445**
402	06	00	00	Productos químicos y derivados	67.018	0	0	0	0	0	67.018
402	06	03	00	Tintas, pinturas y colorantes	5.560	0	0	0	0	0	5.560
402	06	08	00	Productos plásticos	55.380	0	0	0	0	0	55.380
402	06	99	00	Otros productos de la industria química y conexos	6.078	0	0	0	0	0	6.078
402	10	00	00	Productos varios y útiles diversos	41.427	0	0	0	0	0	41.427
402	10	08	00	Materiales para equipos de computación	41.427	0	0	0	0	0	41.427
404	**00**	**00**	**00**	**Activos reales**	**6.097.164**	**0**	**0**	**0**	**0**	**0**	**6.097.164**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	189.841	0	0	0	0	0	189.841
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	154.741	0	0	0	0	0	154.741
404	03	06	00	Maquinaria y equipos de energía	35.100	0	0	0	0	0	35.100
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.023.625	0	0	0	0	0	3.023.625
404	05	01	00	Equipos de telecomunicaciones	3.023.625	0	0	0	0	0	3.023.625
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.883.698	0	0	0	0	0	2.883.698
404	09	01	00	Mobiliario y equipos de oficina	2.121.600	0	0	0	0	0	2.121.600
404	09	02	00	Equipos de computación	332.505	0	0	0	0	0	332.505
404	09	03	00	Mobiliario y equipos de alojamiento	270.400	0	0	0	0	0	270.400
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	159.193	0	0	0	0	0	159.193
				Totales	**6.205.609**	**0**	**0**	**0**	**0**	**0**	**6.205.609**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **PROYECTO:** 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN

UNIDAD DE MEDIDA: ENCUESTA **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**20.829.455**	**0**	**0**	**0**	**0**	**0**	**20.829.455**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.000.000	0	0	0	0	0	10.000.000
401	01	18	00	Remuneraciones al personal contratado	10.000.000	0	0	0	0	0	10.000.000
401	04	00	00	Complementos de sueldos y salarios	2.500.000	0	0	0	0	0	2.500.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.500.000	0	0	0	0	0	2.500.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.605.604	0	0	0	0	0	3.605.604
401	05	07	00	Aguinaldos al personal contratado	2.000.000	0	0	0	0	0	2.000.000
401	05	08	00	Bono vacacional al personal contratado	1.605.604	0	0	0	0	0	1.605.604
401	06	00	00	Aportes patronales y legales	650.000	0	0	0	0	0	650.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	500.000	0	0	0	0	0	500.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	150.000	0	0	0	0	0	150.000
401	07	00	00	Asistencia socio-económica	795.712	0	0	0	0	0	795.712
401	07	33	00	Asistencia socio-económica al personal contratado	795.712	0	0	0	0	0	795.712
401	08	00	00	Prestaciones sociales e indemnizaciones	3.278.139	0	0	0	0	0	3.278.139
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.278.139	0	0	0	0	0	3.278.139
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**1.086.262**	**0**	**0**	**0**	**0**	**0**	**1.086.262**
402	01	00	00	Productos alimenticios y agropecuarios	76.068	0	0	0	0	0	76.068
402	01	01	00	Alimentos y bebidas para personas	76.068	0	0	0	0	0	76.068
402	03	00	00	Textiles y vestuarios	182.869	0	0	0	0	0	182.869
402	03	01	00	Textiles	6.801	0	0	0	0	0	6.801
402	03	02	00	Prendas de vestir	176.068	0	0	0	0	0	176.068
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehículos	100.000	0	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	15.854	0	0	0	0	0	15.854
402	05	03	00	Productos de papel y cartón para oficina	15.000	0	0	0	0	0	15.000
402	05	04	00	Libros, revistas y periódicos	854	0	0	0	0	0	854
402	06	00	00	Productos químicos y derivados	89.130	0	0	0	0	0	89.130
402	06	03	00	Tintas, pinturas y colorantes	38.583	0	0	0	0	0	38.583

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN

UNIDAD DE MEDIDA: ENCUESTA

META: 14.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	0	50.000
402	06	08	00	Productos plásticos	547	0	0	0	0	0	547
402	08	00	00	Productos metálicos	100.067	0	0	0	0	0	100.067
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	67	0	0	0	0	0	67
402	08	09	00	Repuestos y accesorios para equipos de transporte	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	522.274	0	0	0	0	0	522.274
402	10	02	00	Materiales y útiles de limpieza y aseo	2.000	0	0	0	0	0	2.000
402	10	03	00	Utensilios de cocina y comedor	67	0	0	0	0	0	67
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	411.247	0	0	0	0	0	411.247
402	10	06	00	Condecoraciones, ofrendas y similares	3.000	0	0	0	0	0	3.000
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	0	100.000
402	10	11	00	Materiales eléctricos	5.030	0	0	0	0	0	5.030
402	10	99	00	Otros productos y útiles diversos	930	0	0	0	0	0	930
403	**00**	**00**	**00**	**Servicios no personales**	**3.963.287**	**0**	**0**	**0**	**0**	**0**	**3.963.287**
403	01	00	00	Alquileres de inmuebles	100.000	0	0	0	0	0	100.000
403	01	01	00	Alquileres de edificios y locales	100.000	0	0	0	0	0	100.000
403	02	00	00	Alquileres de maquinaria y equipos	800.000	0	0	0	0	0	800.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	800.000	0	0	0	0	0	800.000
403	04	00	00	Servicios básicos	200.000	0	0	0	0	0	200.000
403	04	01	00	Electricidad	100.000	0	0	0	0	0	100.000
403	04	04	00	Teléfonos	100.000	0	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	65.000	0	0	0	0	0	65.000
403	06	01	00	Fletes y embalajes	5.000	0	0	0	0	0	5.000
403	06	03	00	Estacionamiento	10.000	0	0	0	0	0	10.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	50.000	0	0	0	0	0	50.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.100.000	0	0	0	0	0	1.100.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	1.000.000	0	0	0	0	0	1.000.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN

UNIDAD DE MEDIDA: ENCUESTA

META: 14.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	01	00	Primas y gastos de seguros	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	0	1.000.000
403	10	00	00	Servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	310.000	0	0	0	0	0	310.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	200.000	0	0	0	0	0	200.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	100.000	0	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
403	15	00	00	Servicios fiscales	6.287	0	0	0	0	0	6.287
403	15	02	00	Tasas y otros derechos obligatorios	6.287	0	0	0	0	0	6.287
403	18	00	00	Impuestos indirectos	102.000	0	0	0	0	0	102.000
403	18	01	00	Impuesto al valor agregado	100.000	0	0	0	0	0	100.000
403	18	99	00	Otros impuestos indirectos	2.000	0	0	0	0	0	2.000
403	99	00	00	Otros servicios no personales	80.000	0	0	0	0	0	80.000
403	99	01	00	Otros servicios no personales	80.000	0	0	0	0	0	80.000
404	**00**	**00**	**00**	**Activos reales**	**4.120.996**	**0**	**0**	**0**	**0**	**0**	**4.120.996**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	5.000	0	0	0	0	0	5.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	5.000	0	0	0	0	0	5.000
404	04	00	00	Equipos de transporte, tracción y elevación	3.072.195	0	0	0	0	0	3.072.195
404	04	01	00	Vehículos automotores terrestres	3.072.195	0	0	0	0	0	3.072.195
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.000	0	0	0	0	0	1.000
404	05	01	00	Equipos de telecomunicaciones	1.000	0	0	0	0	0	1.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	942.178	0	0	0	0	0	942.178
404	09	01	00	Mobiliario y equipos de oficina	350.000	0	0	0	0	0	350.000
404	09	02	00	Equipos de computación	342.178	0	0	0	0	0	342.178
404	09	03	00	Mobiliario y equipos de alojamiento	250.000	0	0	0	0	0	250.000
404	99	00	00	Otros activos reales	100.623	0	0	0	0	0	100.623

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN

UNIDAD DE MEDIDA: ENCUESTA **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	100.623	0	0	0	0	0	100.623
				Totales	**30.000.000**	**0**	**0**	**0**	**0**	**0**	**30.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN

UNIDAD DE MEDIDA: ENCUESTA

META: 14.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN

UNIDAD DE MEDIDA: ENCUESTA **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 340023001 RECOLECCIÓN DE DATOS EN CAMPO

UNIDAD DE MEDIDA: UNIDAD **META:** 19.009

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**18.746.510**	**0**	**0**	**0**	**0**	**0**	**18.746.510**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.000.000	0	0	0	0	0	9.000.000
401	01	18	00	Remuneraciones al personal contratado	9.000.000	0	0	0	0	0	9.000.000
401	04	00	00	Complementos de sueldos y salarios	2.250.000	0	0	0	0	0	2.250.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.250.000	0	0	0	0	0	2.250.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.245.044	0	0	0	0	0	3.245.044
401	05	07	00	Aguinaldos al personal contratado	1.800.000	0	0	0	0	0	1.800.000
401	05	08	00	Bono vacacional al personal contratado	1.445.044	0	0	0	0	0	1.445.044
401	06	00	00	Aportes patronales y legales	585.000	0	0	0	0	0	585.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	450.000	0	0	0	0	0	450.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	135.000	0	0	0	0	0	135.000
401	07	00	00	Asistencia socio-económica	716.141	0	0	0	0	0	716.141
401	07	33	00	Asistencia socio-económica al personal contratado	716.141	0	0	0	0	0	716.141
401	08	00	00	Prestaciones sociales e indemnizaciones	2.950.325	0	0	0	0	0	2.950.325
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.950.325	0	0	0	0	0	2.950.325
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**977.580**	**0**	**0**	**0**	**0**	**0**	**977.580**
402	01	00	00	Productos alimenticios y agropecuarios	68.462	0	0	0	0	0	68.462
402	01	01	00	Alimentos y bebidas para personas	68.462	0	0	0	0	0	68.462
402	03	00	00	Textiles y vestuarios	164.583	0	0	0	0	0	164.583
402	03	01	00	Textiles	6.121	0	0	0	0	0	6.121
402	03	02	00	Prendas de vestir	158.462	0	0	0	0	0	158.462
402	04	00	00	Productos de cuero y caucho	90.000	0	0	0	0	0	90.000
402	04	03	00	Cauchos y tripas para vehículos	90.000	0	0	0	0	0	90.000
402	05	00	00	Productos de papel, cartón e impresos	14.269	0	0	0	0	0	14.269

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN

UNIDAD DE MEDIDA: ENCUESTA **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 340023001 RECOLECCIÓN DE DATOS EN CAMPO

UNIDAD DE MEDIDA: UNIDAD **META:** 19.009

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	13.500	0	0	0	0	0	13.500
402	05	04	00	Libros, revistas y periódicos	769	0	0	0	0	0	769
402	06	00	00	Productos químicos y derivados	80.218	0	0	0	0	0	80.218
402	06	03	00	Tintas, pinturas y colorantes	34.725	0	0	0	0	0	34.725
402	06	06	00	Combustibles y lubricantes	45.000	0	0	0	0	0	45.000
402	06	08	00	Productos plásticos	493	0	0	0	0	0	493
402	08	00	00	Productos metálicos	90.000	0	0	0	0	0	90.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	90.000	0	0	0	0	0	90.000
402	10	00	00	Productos varios y útiles diversos	470.048	0	0	0	0	0	470.048
402	10	02	00	Materiales y útiles de limpieza y aseo	1.800	0	0	0	0	0	1.800
402	10	03	00	Utensilios de cocina y comedor	61	0	0	0	0	0	61
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	370.123	0	0	0	0	0	370.123
402	10	06	00	Condecoraciones, ofrendas y similares	2.700	0	0	0	0	0	2.700
402	10	08	00	Materiales para equipos de computación	90.000	0	0	0	0	0	90.000
402	10	11	00	Materiales eléctricos	4.527	0	0	0	0	0	4.527
402	10	99	00	Otros productos y útiles diversos	837	0	0	0	0	0	837
403	**00**	**00**	**00**	**Servicios no personales**	**3.566.959**	**0**	**0**	**0**	**0**	**0**	**3.566.959**
403	01	00	00	Alquileres de inmuebles	90.000	0	0	0	0	0	90.000
403	01	01	00	Alquileres de edificios y locales	90.000	0	0	0	0	0	90.000
403	02	00	00	Alquileres de maquinaria y equipos	720.000	0	0	0	0	0	720.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	720.000	0	0	0	0	0	720.000
403	04	00	00	Servicios básicos	180.000	0	0	0	0	0	180.000
403	04	01	00	Electricidad	90.000	0	0	0	0	0	90.000
403	04	04	00	Teléfonos	90.000	0	0	0	0	0	90.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN

UNIDAD DE MEDIDA: ENCUESTA **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 340023001 RECOLECCIÓN DE DATOS EN CAMPO

UNIDAD DE MEDIDA: UNIDAD **META:** 19.009

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	58.500	0	0	0	0	0	58.500
403	06	01	00	Fletes y embalajes	4.500	0	0	0	0	0	4.500
403	06	03	00	Estacionamiento	9.000	0	0	0	0	0	9.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	45.000	0	0	0	0	0	45.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	990.000	0	0	0	0	0	990.000
403	07	02	00	Imprenta y reproducción	90.000	0	0	0	0	0	90.000
403	07	03	00	Relaciones sociales	900.000	0	0	0	0	0	900.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	90.000	0	0	0	0	0	90.000
403	08	01	00	Primas y gastos de seguros	90.000	0	0	0	0	0	90.000
403	09	00	00	Viáticos y pasajes	900.000	0	0	0	0	0	900.000
403	09	01	00	Viáticos y pasajes dentro del país	900.000	0	0	0	0	0	900.000
403	10	00	00	Servicios profesionales y técnicos	90.000	0	0	0	0	0	90.000
403	10	99	00	Otros servicios profesionales y técnicos	90.000	0	0	0	0	0	90.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	279.000	0	0	0	0	0	279.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	180.000	0	0	0	0	0	180.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	90.000	0	0	0	0	0	90.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	9.000	0	0	0	0	0	9.000
403	15	00	00	Servicios fiscales	5.659	0	0	0	0	0	5.659
403	15	02	00	Tasas y otros derechos obligatorios	5.659	0	0	0	0	0	5.659
403	18	00	00	Impuestos indirectos	91.800	0	0	0	0	0	91.800
403	18	01	00	Impuesto al valor agregado	90.000	0	0	0	0	0	90.000
403	18	99	00	Otros impuestos indirectos	1.800	0	0	0	0	0	1.800
403	99	00	00	Otros servicios no personales	72.000	0	0	0	0	0	72.000
403	99	01	00	Otros servicios no personales	72.000	0	0	0	0	0	72.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN

UNIDAD DE MEDIDA: ENCUESTA

META: 14.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 340023001 RECOLECCIÓN DE DATOS EN CAMPO

UNIDAD DE MEDIDA: UNIDAD

META: 19.009

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**3.708.951**	**0**	**0**	**0**	**0**	**0**	**3.708.951**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.500	0	0	0	0	0	4.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	4.500	0	0	0	0	0	4.500
404	04	00	00	Equipos de transporte, tracción y elevación	2.764.976	0	0	0	0	0	2.764.976
404	04	01	00	Vehículos automotores terrestres	2.764.976	0	0	0	0	0	2.764.976
404	05	00	00	Equipos de comunicaciones y de señalamiento	900	0	0	0	0	0	900
404	05	01	00	Equipos de telecomunicaciones	900	0	0	0	0	0	900
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	847.961	0	0	0	0	0	847.961
404	09	01	00	Mobiliario y equipos de oficina	315.000	0	0	0	0	0	315.000
404	09	02	00	Equipos de computación	307.961	0	0	0	0	0	307.961
404	09	03	00	Mobiliario y equipos de alojamiento	225.000	0	0	0	0	0	225.000
404	99	00	00	Otros activos reales	90.614	0	0	0	0	0	90.614
404	99	01	00	Otros activos reales	90.614	0	0	0	0	0	90.614
				Totales	**27.000.000**	**0**	**0**	**0**	**0**	**0**	**27.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **PROYECTO:** 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN

UNIDAD DE MEDIDA: ENCUESTA **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 340023002 REVISIÓN, DEPURACIÓN, VALIDACIÓN, ANÁLISIS Y GENERACIÓN DE INFORMACIÓN ESTADÍSTICA

UNIDAD DE MEDIDA: UNIDAD **META:** 19.008

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.082.945**	**0**	**0**	**0**	**0**	**0**	**2.082.945**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.000.000	0	0	0	0	0	1.000.000
401	01	18	00	Remuneraciones al personal contratado	1.000.000	0	0	0	0	0	1.000.000
401	04	00	00	Complementos de sueldos y salarios	250.000	0	0	0	0	0	250.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	250.000	0	0	0	0	0	250.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	360.560	0	0	0	0	0	360.560
401	05	07	00	Aguinaldos al personal contratado	200.000	0	0	0	0	0	200.000
401	05	08	00	Bono vacacional al personal contratado	160.560	0	0	0	0	0	160.560
401	06	00	00	Aportes patronales y legales	65.000	0	0	0	0	0	65.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	50.000	0	0	0	0	0	50.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	15.000	0	0	0	0	0	15.000
401	07	00	00	Asistencia socio-económica	79.571	0	0	0	0	0	79.571
401	07	33	00	Asistencia socio-económica al personal contratado	79.571	0	0	0	0	0	79.571
401	08	00	00	Prestaciones sociales e indemnizaciones	327.814	0	0	0	0	0	327.814
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	327.814	0	0	0	0	0	327.814
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**108.682**	**0**	**0**	**0**	**0**	**0**	**108.682**
402	01	00	00	Productos alimenticios y agropecuarios	7.606	0	0	0	0	0	7.606
402	01	01	00	Alimentos y bebidas para personas	7.606	0	0	0	0	0	7.606
402	03	00	00	Textiles y vestuarios	18.286	0	0	0	0	0	18.286
402	03	01	00	Textiles	680	0	0	0	0	0	680
402	03	02	00	Prendas de vestir	17.606	0	0	0	0	0	17.606
402	04	00	00	Productos de cuero y caucho	10.000	0	0	0	0	0	10.000
402	04	03	00	Cauchos y tripas para vehículos	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	1.585	0	0	0	0	0	1.585

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN

UNIDAD DE MEDIDA: ENCUESTA **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 340023002 REVISIÓN, DEPURACIÓN, VALIDACIÓN, ANÁLISIS Y GENERACIÓN DE INFORMACIÓN ESTADÍSTICA

UNIDAD DE MEDIDA: UNIDAD **META:** 19.008

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	1.500	0	0	0	0	0	1.500
402	05	04	00	Libros, revistas y periódicos	85	0	0	0	0	0	85
402	06	00	00	Productos químicos y derivados	8.912	0	0	0	0	0	8.912
402	06	03	00	Tintas, pinturas y colorantes	3.858	0	0	0	0	0	3.858
402	06	06	00	Combustibles y lubricantes	5.000	0	0	0	0	0	5.000
402	06	08	00	Productos plásticos	54	0	0	0	0	0	54
402	08	00	00	Productos metálicos	10.067	0	0	0	0	0	10.067
402	08	03	00	Herramientas menores, cuchillería y articulos generales de ferretería	67	0	0	0	0	0	67
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	52.226	0	0	0	0	0	52.226
402	10	02	00	Materiales y útiles de limpieza y aseo	200	0	0	0	0	0	200
402	10	03	00	Utensilios de cocina y comedor	6	0	0	0	0	0	6
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	41.124	0	0	0	0	0	41.124
402	10	06	00	Condecoraciones, ofrendas y similares	300	0	0	0	0	0	300
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	11	00	Materiales eléctricos	503	0	0	0	0	0	503
402	10	99	00	Otros productos y útiles diversos	93	0	0	0	0	0	93
403	**00**	**00**	**00**	**Servicios no personales**	**396.328**	**0**	**0**	**0**	**0**	**0**	**396.328**
403	01	00	00	Alquileres de inmuebles	10.000	0	0	0	0	0	10.000
403	01	01	00	Alquileres de edificios y locales	10.000	0	0	0	0	0	10.000
403	02	00	00	Alquileres de maquinaria y equipos	80.000	0	0	0	0	0	80.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	80.000	0	0	0	0	0	80.000
403	04	00	00	Servicios básicos	20.000	0	0	0	0	0	20.000
403	04	01	00	Electricidad	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN

UNIDAD DE MEDIDA: ENCUESTA **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 340023002 REVISIÓN, DEPURACIÓN, VALIDACIÓN, ANÁLISIS Y GENERACIÓN DE INFORMACIÓN ESTADÍSTICA

UNIDAD DE MEDIDA: UNIDAD **META:** 19.008

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	04	00	Teléfonos	10.000	0	0	0	0	0	10.000
403	06	00	00	Servicios de transporte y almacenaje	6.500	0	0	0	0	0	6.500
403	06	01	00	Fletes y embalajes	500	0	0	0	0	0	500
403	06	03	00	Estacionamiento	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.000	0	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	110.000	0	0	0	0	0	110.000
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	0	10.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	10.000	0	0	0	0	0	10.000
403	08	01	00	Primas y gastos de seguros	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del pais	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	31.000	0	0	0	0	0	31.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000	0	0	0	0	0	1.000
403	15	00	00	Servicios fiscales	628	0	0	0	0	0	628
403	15	02	00	Tasas y otros derechos obligatorios	628	0	0	0	0	0	628
403	18	00	00	Impuestos indirectos	10.200	0	0	0	0	0	10.200
403	18	01	00	Impuesto al valor agregado	10.000	0	0	0	0	0	10.000
403	18	99	00	Otros impuestos indirectos	200	0	0	0	0	0	200
403	99	00	00	Otros servicios no personales	8.000	0	0	0	0	0	8.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN

UNIDAD DE MEDIDA: ENCUESTA **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 340023002 REVISIÓN, DEPURACIÓN, VALIDACIÓN, ANÁLISIS Y GENERACIÓN DE INFORMACIÓN ESTADÍSTICA

UNIDAD DE MEDIDA: UNIDAD **META:** 19.008

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	8.000	0	0	0	0	0	8.000
404	**00**	**00**	**00**	**Activos reales**	**412.045**	**0**	**0**	**0**	**0**	**0**	**412.045**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	500	0	0	0	0	0	500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	500	0	0	0	0	0	500
404	04	00	00	Equipos de transporte, tracción y elevación	307.219	0	0	0	0	0	307.219
404	04	01	00	Vehiculos automotores terrestres	307.219	0	0	0	0	0	307.219
404	05	00	00	Equipos de comunicaciones y de señalamiento	100	0	0	0	0	0	100
404	05	01	00	Equipos de telecomunicaciones	100	0	0	0	0	0	100
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	94.217	0	0	0	0	0	94.217
404	09	01	00	Mobiliario y equipos de oficina	35.000	0	0	0	0	0	35.000
404	09	02	00	Equipos de computación	34.217	0	0	0	0	0	34.217
404	09	03	00	Mobiliario y equipos de alojamiento	25.000	0	0	0	0	0	25.000
404	99	00	00	Otros activos reales	10.009	0	0	0	0	0	10.009
404	99	01	00	Otros activos reales	10.009	0	0	0	0	0	10.009
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	**0**	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2013

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.013.516.766

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**953.973.992**	**59.542.774**	**0**	**0**	**0**	**0**	**1.013.516.766**
407	01	00	00	Transferencias y donaciones corrientes internas	64.275.624	0	0	0	0	0	64.275.624
407	01	03	00	Transferencias corrientes internas al sector público	64.275.624	0	0	0	0	0	64.275.624
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	64.275.624	0	0	0	0	0	64.275.624
407	03	00	00	Transferencias y donaciones de capital internas	889.698.368	59.542.774	0	0	0	0	949.241.142
407	03	03	00	Transferencias de capital internas al sector público	889.698.368	59.542.774	0	0	0	0	949.241.142
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	743.206.023	59.542.774	0	0	0	0	802.748.797
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	106.542.345	0	0	0	0	0	106.542.345
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	39.950.000	0	0	0	0	0	39.950.000
				Totales	**953.973.992**	**59.542.774**	**0**	**0**	**0**	**0**	**1.013.516.766**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2013

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.013.516.766

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**953.973.992**	**59.542.774**	**0**	**0**	**0**	**0**	**1.013.516.766**
407	01	00	00	Transferencias y donaciones corrientes internas	64.275.624	0	0	0	0	0	64.275.624
407	01	03	00	Transferencias corrientes internas al sector público	64.275.624	0	0	0	0	0	64.275.624
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	64.275.624	0	0	0	0	0	64.275.624
				- A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)	64.275.624	0	0	0	0	0	64.275.624
407	03	00	00	Transferencias y donaciones de capital internas	889.698.368	59.542.774	0	0	0	0	949.241.142
407	03	03	00	Transferencias de capital internas al sector público	889.698.368	59.542.774	0	0	0	0	949.241.142
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	743.206.023	59.542.774	0	0	0	0	802.748.797
				- A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)	79.664.893	0	0	0	0	0	79.664.893
				- A0204 Oficina Coordinadora de los Servicios Agropecuarios del Ministerio de la Defensa (O.C.S.A.)	14.839.971	0	0	0	0	0	14.839.971
				- A0426 Fundación Tierra Fértil	130.700.000	0	0	0	0	0	130.700.000
				- A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)	105.000.000	59.542.774	0	0	0	0	164.542.774
				- A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)	32.692.500	0	0	0	0	0	32.692.500
				- A0933 Instituto Nacional de Desarrollo Rural (INDER)	258.000.000	0	0	0	0	0	258.000.000
				- A0935 Instituto Nacional de Tierras (INTI)	122.308.659	0	0	0	0	0	122.308.659
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	106.542.345	0	0	0	0	0	106.542.345
				- A0245 Empresa de Propiedad Social Valle Los Tacariguas, S.A.	21.000.000	0	0	0	0	0	21.000.000
				- A0820 Empresa Regional Sistema Hidráulico Planicie de Maracaibo (PLANIMARA)	22.595.945	0	0	0	0	0	22.595.945
				- A1545 Corporación Venezolana de Alimentos, S.A. (CVAL, S.A.)	62.946.400	0	0	0	0	0	62.946.400
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	39.950.000	0	0	0	0	0	39.950.000
				- A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)	39.950.000	0	0	0	0	0	39.950.000
				Totales	**953.973.992**	**59.542.774**	**0**	**0**	**0**	**0**	**1.013.516.766**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2013

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.013.516.766

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PRESUPUESTO: 2013

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2013

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.013.516.766

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 349999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE INVESTIGACIONES AGRÍCOLAS (INIA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 79.664.893

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE INVESTIGACIONES AGRICOLAS (INIA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**79.664.893**	**0**	**0**	**0**	**0**	**0**	**79.664.893**
407	03	00	00	Transferencias y donaciones de capital internas	79.664.893	0	0	0	0	0	79.664.893
407	03	03	00	Transferencias de capital internas al sector público	79.664.893	0	0	0	0	0	79.664.893
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	79.664.893	0	0	0	0	0	79.664.893
				Totales	**79.664.893**	**0**	**0**	**0**	**0**	**0**	**79.664.893**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2013

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.013.516.766

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 349999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE SALUD AGRÍCOLA INTEGRAL (INSAI)

UNIDAD DE MEDIDA: BOLÍVAR

META: 64.275.624

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE SALUD AGRÍCOLA INTEGRAL (INSAI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**64.275.624**	**0**	**0**	**0**	**0**	**0**	**64.275.624**
407	01	00	00	Transferencias y donaciones corrientes internas	64.275.624	0	0	0	0	0	64.275.624
407	01	03	00	Transferencias corrientes internas al sector público	64.275.624	0	0	0	0	0	64.275.624
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	64.275.624	0	0	0	0	0	64.275.624
				Totales	**64.275.624**	**0**	**0**	**0**	**0**	**0**	**64.275.624**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2013

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.013.516.766

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 349999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FONDO PARA EL DESARROLLO AGRARIO SOCIALISTA (FONDAS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 39.950.000

RESPONSABLE/EJECUTOR: FONDO PARA EL DESARROLLO AGRARIO SOCIALISTA (FONDAS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**39.950.000**	**0**	**0**	**0**	**0**	**0**	**39.950.000**
407	03	00	00	Transferencias y donaciones de capital internas	39.950.000	0	0	0	0	0	39.950.000
407	03	03	00	Transferencias de capital internas al sector público	39.950.000	0	0	0	0	0	39.950.000
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	39.950.000	0	0	0	0	0	39.950.000
				Totales	**39.950.000**	**0**	**0**	**0**	**0**	**0**	**39.950.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2013

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.013.516.766

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 349999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN TIERRA FÉRTIL

UNIDAD DE MEDIDA: BOLÍVAR

META: 130.700.000

RESPONSABLE/EJECUTOR: FUNDACIÓN TIERRA FERTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**130.700.000**	**0**	**0**	**0**	**0**	**0**	**130.700.000**
407	03	00	00	Transferencias y donaciones de capital internas	130.700.000	0	0	0	0	0	130.700.000
407	03	03	00	Transferencias de capital internas al sector público	130.700.000	0	0	0	0	0	130.700.000
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	130.700.000	0	0	0	0	0	130.700.000
				Totales	**130.700.000**	**0**	**0**	**0**	**0**	**0**	**130.700.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2013

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.013.516.766

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 349999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE TIERRAS (INTI)

UNIDAD DE MEDIDA: BOLÍVAR

META: 122.308.659

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRAS (INTI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**122.308.659**	**0**	**0**	**0**	**0**	**0**	**122.308.659**
407	03	00	00	Transferencias y donaciones de capital internas	122.308.659	0	0	0	0	0	122.308.659
407	03	03	00	Transferencias de capital internas al sector público	122.308.659	0	0	0	0	0	122.308.659
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	122.308.659	0	0	0	0	0	122.308.659
				Totales	**122.308.659**	**0**	**0**	**0**	**0**	**0**	**122.308.659**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2013

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.013.516.766

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 349999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE DESARROLLO RURAL (INDER)

UNIDAD DE MEDIDA: BOLÍVAR

META: 258.000.000

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE DESARROLLO RURAL (INDER)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**258.000.000**	**0**	**0**	**0**	**0**	**0**	**258.000.000**
407	03	00	00	Transferencias y donaciones de capital internas	258.000.000	0	0	0	0	0	258.000.000
407	03	03	00	Transferencias de capital internas al sector público	258.000.000	0	0	0	0	0	258.000.000
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	258.000.000	0	0	0	0	0	258.000.000
				Totales	**258.000.000**	**0**	**0**	**0**	**0**	**0**	**258.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2013

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.013.516.766

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 349999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO SOCIALISTA DE LA PESCA Y ACUICULTURA (INSOPESCA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 32.692.500

RESPONSABLE/EJECUTOR: INSTITUTO SOCIALISTA DE LA PESCA Y ACUICULTURA (INSOPESCA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**32.692.500**	**0**	**0**	**0**	**0**	**0**	**32.692.500**
407	03	00	00	Transferencias y donaciones de capital internas	32.692.500	0	0	0	0	0	32.692.500
407	03	03	00	Transferencias de capital internas al sector público	32.692.500	0	0	0	0	0	32.692.500
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	32.692.500	0	0	0	0	0	32.692.500
				Totales	**32.692.500**	**0**	**0**	**0**	**0**	**0**	**32.692.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2013

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.013.516.766

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 349999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DE CAPACITACIÓN E INNOVACIÓN PARA APOYAR LA REVOLUCIÓN AGRARIA (CIARA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 164.542.774

RESPONSABLE/EJECUTOR: FUNDACIÓN DE CAPACITACIÓN E INNOVACIÓN PARA APOYAR LA REVOLUCIÓN AGRARIA (CIARA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**105.000.000**	**59.542.774**	**0**	**0**	**0**	**0**	**164.542.774**
407	03	00	00	Transferencias y donaciones de capital internas	105.000.000	59.542.774	0	0	0	0	164.542.774
407	03	03	00	Transferencias de capital internas al sector público	105.000.000	59.542.774	0	0	0	0	164.542.774
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	105.000.000	59.542.774	0	0	0	0	164.542.774
				Totales	**105.000.000**	**59.542.774**	**0**	**0**	**0**	**0**	**164.542.774**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2013

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.013.516.766

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 349999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE EMPRESA DE PROPIEDAD SOCIAL VALLE LOS TACARIGUAS, S.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 21.000.000

RESPONSABLE/EJECUTOR: EMPRESA DE PROPIEDAD SOCIAL VALLE LOS TACARIGUAS, S.A.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**21.000.000**	**0**	**0**	**0**	**0**	**0**	**21.000.000**
407	03	00	00	Transferencias y donaciones de capital internas	21.000.000	0	0	0	0	0	21.000.000
407	03	03	00	Transferencias de capital internas al sector público	21.000.000	0	0	0	0	0	21.000.000
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	21.000.000	0	0	0	0	0	21.000.000
				Totales	**21.000.000**	**0**	**0**	**0**	**0**	**0**	**21.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2013

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.013.516.766

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 349999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN VENEZOLANA DE ALIMENTOS, S.A. (CVAL, S.A.)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 62.946.400

RESPONSABLE/EJECUTOR: CORPORACIÓN VENEZOLANA DE ALIMENTOS, S.A. (CVAL, S.A.)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**62.946.400**	**0**	**0**	**0**	**0**	**0**	**62.946.400**
407	03	00	00	Transferencias y donaciones de capital internas	62.946.400	0	0	0	0	0	62.946.400
407	03	03	00	Transferencias de capital internas al sector público	62.946.400	0	0	0	0	0	62.946.400
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	62.946.400	0	0	0	0	0	62.946.400
				Totales	**62.946.400**	**0**	**0**	**0**	**0**	**0**	**62.946.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2013

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.013.516.766

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 349999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE EMPRESA REGIONAL SISTEMA HIDRÁULICO PLANICIE DE MARACAIBO (PLANIMARA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 22.595.945

RESPONSABLE/EJECUTOR: EMPRESA REGIONAL SISTEMA HIDRÁULICO PLANICIE DE MARACAIBO (PLANIMARA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**22.595.945**	**0**	**0**	**0**	**0**	**0**	**22.595.945**
407	03	00	00	Transferencias y donaciones de capital internas	22.595.945	0	0	0	0	0	22.595.945
407	03	03	00	Transferencias de capital internas al sector público	22.595.945	0	0	0	0	0	22.595.945
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	22.595.945	0	0	0	0	0	22.595.945
				Totales	**22.595.945**	**0**	**0**	**0**	**0**	**0**	**22.595.945**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2013

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.013.516.766

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 349999013 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE OFICINA COORDINADORA DE LOS SERVICIOS AGROPECUARIOS DEL MINISTERIO DE LA DEFENSA (O.C.S.A.)

UNIDAD DE MEDIDA: BOLÍVAR

META: 14.839.971

RESPONSABLE/EJECUTOR: OFICINA COORDINADORA DE LOS SERVICIOS AGROPECUARIOS DEL MINISTERIO DE LA DEFENSA (O.C.S.A.)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**14.839.971**	**0**	**0**	**0**	**0**	**0**	**14.839.971**
407	03	00	00	Transferencias y donaciones de capital internas	14.839.971	0	0	0	0	0	14.839.971
407	03	03	00	Transferencias de capital internas al sector público	14.839.971	0	0	0	0	0	14.839.971
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	14.839.971	0	0	0	0	0	14.839.971
				Totales	**14.839.971**	**0**	**0**	**0**	**0**	**0**	**14.839.971**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**418.735.042**	**0**	**0**	**0**	**0**	**0**	**418.735.042**
401	01	00	00	Sueldos, salarios y otras retribuciones	54.096.326	0	0	0	0	0	54.096.326
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	19.786.328	0	0	0	0	0	19.786.328
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	19.268.418	0	0	0	0	0	19.268.418
401	01	13	00	Suplencias a obreros	1.000	0	0	0	0	0	1.000
401	01	18	00	Remuneraciones al personal contratado	15.000.000	0	0	0	0	0	15.000.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	9.412	0	0	0	0	0	9.412
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	31.168	0	0	0	0	0	31.168
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	18.604.200	0	0	0	0	0	18.604.200
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	10.108.000	0	0	0	0	0	10.108.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	8.472.000	0	0	0	0	0	8.472.000
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	6.200	0	0	0	0	0	6.200
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	18.000	0	0	0	0	0	18.000
401	03	00	00	Primas	28.690.197	0	0	0	0	0	28.690.197
401	03	02	00	Primas de transporte a empleados	28.087	0	0	0	0	0	28.087
401	03	04	00	Primas por hijos a empleados	4.943.659	0	0	0	0	0	4.943.659
401	03	08	00	Primas de profesionalización a empleados	1.600.890	0	0	0	0	0	1.600.890
401	03	09	00	Primas por antigüedad a empleados	9.239.764	0	0	0	0	0	9.239.764
401	03	19	00	Primas por hijos de obreros	4.418.100	0	0	0	0	0	4.418.100
401	03	21	00	Primas por antigüedad a obreros	8.185.000	0	0	0	0	0	8.185.000
401	03	97	00	Otras primas a empleados	1.000	0	0	0	0	0	1.000
401	03	98	00	Otras primas a obreros	273.697	0	0	0	0	0	273.697
401	04	00	00	Complementos de sueldos y salarios	52.322.535	0	0	0	0	0	52.322.535
401	04	05	00	Complemento a empleados por gastos de representación	56.174	0	0	0	0	0	56.174
401	04	08	00	Bono compensatorio de alimentación a empleados	19.370.000	0	0	0	0	0	19.370.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	753.756	0	0	0	0	0	753.756
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	330.000	0	0	0	0	0	330.000
401	04	17	00	Complemento a obreros por gastos de transporte	775.000	0	0	0	0	0	775.000
401	04	18	00	Bono compensatorio de alimentación a obreros	17.000.142	0	0	0	0	0	17.000.142
401	04	26	00	Bono compensatorio de alimentación al personal contratado	9.093.652	0	0	0	0	0	9.093.652
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	1.000	0	0	0	0	0	1.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	04	96	00	Otros complementos a empleados	2.645.998	0	0	0	0	0	2.645.998
401	04	97	00	Otros complementos a obreros	1.826.000	0	0	0	0	0	1.826.000
401	04	98	00	Otros complementos al personal contratado	467.813	0	0	0	0	0	467.813
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	39.498.623	0	0	0	0	0	39.498.623
401	05	01	00	Aguinaldos a empleados	11.828.303	0	0	0	0	0	11.828.303
401	05	03	00	Bono vacacional a empleados	6.184.231	0	0	0	0	0	6.184.231
401	05	04	00	Aguinaldos a obreros	10.361.000	0	0	0	0	0	10.361.000
401	05	06	00	Bono vacacional a obreros	5.151.839	0	0	0	0	0	5.151.839
401	05	07	00	Aguinaldos al personal contratado	4.105.250	0	0	0	0	0	4.105.250
401	05	08	00	Bono vacacional al personal contratado	1.867.000	0	0	0	0	0	1.867.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	06	00	00	Aportes patronales y legales	5.790.288	0	0	0	0	0	5.790.288
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.971.662	0	0	0	0	0	1.971.662
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	698.526	0	0	0	0	0	698.526
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	304.998	0	0	0	0	0	304.998
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	463.740	0	0	0	0	0	463.740
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.233.224	0	0	0	0	0	1.233.224
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	515.146	0	0	0	0	0	515.146
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	260.858	0	0	0	0	0	260.858
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	338.134	0	0	0	0	0	338.134
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	07	00	00	Asistencia socio-económica	194.413.378	0	0	0	0	0	194.413.378
401	07	01	00	Capacitación y adiestramiento a empleados	58.515	0	0	0	0	0	58.515
401	07	02	00	Becas a empleados	1.263.924	0	0	0	0	0	1.263.924
401	07	03	00	Ayudas por matrimonio a empleados	600	0	0	0	0	0	600

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	500	0	0	0	0	0	500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.110.719	0	0	0	0	0	2.110.719
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	67.482.901	0	0	0	0	0	67.482.901
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.198.993	0	0	0	0	0	2.198.993
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	121.744	0	0	0	0	0	121.744
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.457.803	0	0	0	0	0	1.457.803
401	07	17	00	Capacitación y adiestramiento a obreros	51.017	0	0	0	0	0	51.017
401	07	18	00	Becas a obreros	944.291	0	0	0	0	0	944.291
401	07	19	00	Ayudas por matrimonio de obreros	300	0	0	0	0	0	300
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	0	1.000
401	07	21	00	Ayudas por defunción a obreros	400	0	0	0	0	0	400
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	9.000	0	0	0	0	0	9.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.629.450	0	0	0	0	0	1.629.450
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	67.922.221	0	0	0	0	0	67.922.221
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.900.000	0	0	0	0	0	1.900.000
401	07	26	00	Dotación de uniformes a obreros	2.900.000	0	0	0	0	0	2.900.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	150.000	0	0	0	0	0	150.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.200.000	0	0	0	0	0	1.200.000
401	07	33	00	Asistencia socio-económica al personal contratado	43.000.000	0	0	0	0	0	43.000.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	07	97	00	Otras subvenciones a obreros	9.000	0	0	0	0	0	9.000
401	08	00	00	Prestaciones sociales e indemnizaciones	24.923.466	0	0	0	0	0	24.923.466
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	12.000.000	0	0	0	0	0	12.000.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	9.000.000	0	0	0	0	0	9.000.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.922.466	0	0	0	0	0	3.922.466
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	96	00	00	Otros gastos del personal empleado	210.654	0	0	0	0	0	210.654
401	96	01	00	Otros gastos del personal empleado	210.654	0	0	0	0	0	210.654
401	97	00	00	Otros gastos del personal obrero	185.375	0	0	0	0	0	185.375
401	97	01	00	Otros gastos del personal obrero	185.375	0	0	0	0	0	185.375
403	**00**	**00**	**00**	**Servicios no personales**	**1.746.713**	**0**	**0**	**0**	**0**	**0**	**1.746.713**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

ACCIÓN CENTRALIZADA: 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	454.204	0	0	0	0	0	454.204
403	10	07	00	Servicios de capacitación y adiestramiento	454.204	0	0	0	0	0	454.204
403	18	00	00	Impuestos indirectos	122.483	0	0	0	0	0	122.483
403	18	01	00	Impuesto al valor agregado	122.483	0	0	0	0	0	122.483
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.170.026	0	0	0	0	0	1.170.026
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.170.026	0	0	0	0	0	1.170.026
				Totales	**420.481.755**	**0**	**0**	**0**	**0**	**0**	**420.481.755**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 340001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**418.735.042**	**0**	**0**	**0**	**0**	**0**	**418.735.042**
401	01	00	00	Sueldos, salarios y otras retribuciones	54.096.326	0	0	0	0	0	54.096.326
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	19.786.328	0	0	0	0	0	19.786.328
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	19.268.418	0	0	0	0	0	19.268.418
401	01	13	00	Suplencias a obreros	1.000	0	0	0	0	0	1.000
401	01	18	00	Remuneraciones al personal contratado	15.000.000	0	0	0	0	0	15.000.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	9.412	0	0	0	0	0	9.412
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	31.168	0	0	0	0	0	31.168
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	18.604.200	0	0	0	0	0	18.604.200
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	10.108.000	0	0	0	0	0	10.108.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	8.472.000	0	0	0	0	0	8.472.000
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	6.200	0	0	0	0	0	6.200
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	18.000	0	0	0	0	0	18.000
401	03	00	00	Primas	28.690.197	0	0	0	0	0	28.690.197
401	03	02	00	Primas de transporte a empleados	28.087	0	0	0	0	0	28.087
401	03	04	00	Primas por hijos a empleados	4.943.659	0	0	0	0	0	4.943.659
401	03	08	00	Primas de profesionalización a empleados	1.600.890	0	0	0	0	0	1.600.890
401	03	09	00	Primas por antigüedad a empleados	9.239.764	0	0	0	0	0	9.239.764
401	03	19	00	Primas por hijos de obreros	4.418.100	0	0	0	0	0	4.418.100
401	03	21	00	Primas por antigüedad a obreros	8.185.000	0	0	0	0	0	8.185.000
401	03	97	00	Otras primas a empleados	1.000	0	0	0	0	0	1.000
401	03	98	00	Otras primas a obreros	273.697	0	0	0	0	0	273.697
401	04	00	00	Complementos de sueldos y salarios	52.322.535	0	0	0	0	0	52.322.535
401	04	05	00	Complemento a empleados por gastos de representación	56.174	0	0	0	0	0	56.174
401	04	08	00	Bono compensatorio de alimentación a empleados	19.370.000	0	0	0	0	0	19.370.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	753.756	0	0	0	0	0	753.756
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	330.000	0	0	0	0	0	330.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 340001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	17	00	Complemento a obreros por gastos de transporte	775.000	0	0	0	0	0	775.000
401	04	18	00	Bono compensatorio de alimentación a obreros	17.000.142	0	0	0	0	0	17.000.142
401	04	26	00	Bono compensatorio de alimentación al personal contratado	9.093.652	0	0	0	0	0	9.093.652
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	1.000	0	0	0	0	0	1.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	04	96	00	Otros complementos a empleados	2.645.998	0	0	0	0	0	2.645.998
401	04	97	00	Otros complementos a obreros	1.826.000	0	0	0	0	0	1.826.000
401	04	98	00	Otros complementos al personal contratado	467.813	0	0	0	0	0	467.813
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	39.498.623	0	0	0	0	0	39.498.623
401	05	01	00	Aguinaldos a empleados	11.828.303	0	0	0	0	0	11.828.303
401	05	03	00	Bono vacacional a empleados	6.184.231	0	0	0	0	0	6.184.231
401	05	04	00	Aguinaldos a obreros	10.361.000	0	0	0	0	0	10.361.000
401	05	06	00	Bono vacacional a obreros	5.151.839	0	0	0	0	0	5.151.839
401	05	07	00	Aguinaldos al personal contratado	4.105.250	0	0	0	0	0	4.105.250
401	05	08	00	Bono vacacional al personal contratado	1.867.000	0	0	0	0	0	1.867.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	06	00	00	Aportes patronales y legales	5.790.288	0	0	0	0	0	5.790.288
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.971.662	0	0	0	0	0	1.971.662
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	698.526	0	0	0	0	0	698.526
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	304.998	0	0	0	0	0	304.998
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	463.740	0	0	0	0	0	463.740
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.233.224	0	0	0	0	0	1.233.224
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	515.146	0	0	0	0	0	515.146
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	260.858	0	0	0	0	0	260.858
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	338.134	0	0	0	0	0	338.134

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 340001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	07	00	00	Asistencia socio-económica	194.413.378	0	0	0	0	0	194.413.378
401	07	01	00	Capacitación y adiestramiento a empleados	58.515	0	0	0	0	0	58.515
401	07	02	00	Becas a empleados	1.263.924	0	0	0	0	0	1.263.924
401	07	03	00	Ayudas por matrimonio a empleados	600	0	0	0	0	0	600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	500	0	0	0	0	0	500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.110.719	0	0	0	0	0	2.110.719
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	67.482.901	0	0	0	0	0	67.482.901
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.198.993	0	0	0	0	0	2.198.993
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	121.744	0	0	0	0	0	121.744
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.457.803	0	0	0	0	0	1.457.803
401	07	17	00	Capacitación y adiestramiento a obreros	51.017	0	0	0	0	0	51.017
401	07	18	00	Becas a obreros	944.291	0	0	0	0	0	944.291
401	07	19	00	Ayudas por matrimonio de obreros	300	0	0	0	0	0	300
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	0	1.000
401	07	21	00	Ayudas por defunción a obreros	400	0	0	0	0	0	400
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	9.000	0	0	0	0	0	9.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.629.450	0	0	0	0	0	1.629.450
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	67.922.221	0	0	0	0	0	67.922.221
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.900.000	0	0	0	0	0	1.900.000
401	07	26	00	Dotación de uniformes a obreros	2.900.000	0	0	0	0	0	2.900.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	150.000	0	0	0	0	0	150.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.200.000	0	0	0	0	0	1.200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 340001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	33	00	Asistencia socio-económica al personal contratado	43.000.000	0	0	0	0	0	43.000.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	07	97	00	Otras subvenciones a obreros	9.000	0	0	0	0	0	9.000
401	08	00	00	Prestaciones sociales e indemnizaciones	24.923.466	0	0	0	0	0	24.923.466
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	12.000.000	0	0	0	0	0	12.000.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	9.000.000	0	0	0	0	0	9.000.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.922.466	0	0	0	0	0	3.922.466
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	96	00	00	Otros gastos del personal empleado	210.654	0	0	0	0	0	210.654
401	96	01	00	Otros gastos del personal empleado	210.654	0	0	0	0	0	210.654
401	97	00	00	Otros gastos del personal obrero	185.375	0	0	0	0	0	185.375
401	97	01	00	Otros gastos del personal obrero	185.375	0	0	0	0	0	185.375
403	**00**	**00**	**00**	**Servicios no personales**	**1.746.713**	**0**	**0**	**0**	**0**	**0**	**1.746.713**
403	10	00	00	Servicios profesionales y técnicos	454.204	0	0	0	0	0	454.204
403	10	07	00	Servicios de capacitación y adiestramiento	454.204	0	0	0	0	0	454.204
403	18	00	00	Impuestos indirectos	122.483	0	0	0	0	0	122.483
403	18	01	00	Impuesto al valor agregado	122.483	0	0	0	0	0	122.483
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.170.026	0	0	0	0	0	1.170.026
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.170.026	0	0	0	0	0	1.170.026
				Totales	**420.481.755**	**0**	**0**	**0**	**0**	**0**	**420.481.755**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.241.628**	**0**	**0**	**0**	**0**	**0**	**20.241.628**
402	01	00	00	Productos alimenticios y agropecuarios	2.657.506	0	0	0	0	0	2.657.506
402	01	01	00	Alimentos y bebidas para personas	2.528.260	0	0	0	0	0	2.528.260
402	01	03	00	Productos agrícolas y pecuarios	29.246	0	0	0	0	0	29.246
402	01	99	00	Otros productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	02	00	00	Productos de minas, canteras y yacimientos	47.092	0	0	0	0	0	47.092
402	02	03	00	Mineral de hierro	10.000	0	0	0	0	0	10.000
402	02	04	00	Mineral no ferroso	10.000	0	0	0	0	0	10.000
402	02	05	00	Piedra, arcilla, arena y tierra	24.092	0	0	0	0	0	24.092
402	02	99	00	Otros productos de minas, canteras y yacimientos	3.000	0	0	0	0	0	3.000
402	03	00	00	Textiles y vestuarios	313.718	0	0	0	0	0	313.718
402	03	01	00	Textiles	82.275	0	0	0	0	0	82.275
402	03	02	00	Prendas de vestir	182.706	0	0	0	0	0	182.706
402	03	03	00	Calzados	45.437	0	0	0	0	0	45.437
402	03	99	00	Otros productos textiles y vestuarios	3.300	0	0	0	0	0	3.300
402	04	00	00	Productos de cuero y caucho	575.534	0	0	0	0	0	575.534
402	04	01	00	Cueros y pieles	9.575	0	0	0	0	0	9.575
402	04	03	00	Cauchos y tripas para vehículos	565.959	0	0	0	0	0	565.959
402	05	00	00	Productos de papel, cartón e impresos	3.092.244	0	0	0	0	0	3.092.244
402	05	01	00	Pulpa de madera, papel y cartón	627.762	0	0	0	0	0	627.762
402	05	02	00	Envases y cajas de papel y cartón	84.551	0	0	0	0	0	84.551
402	05	03	00	Productos de papel y cartón para oficina	1.770.875	0	0	0	0	0	1.770.875
402	05	04	00	Libros, revistas y periódicos	393.195	0	0	0	0	0	393.195
402	05	05	00	Material de enseñanza	2.500	0	0	0	0	0	2.500
402	05	06	00	Productos de papel y cartón para computación	69.176	0	0	0	0	0	69.176
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	127.815	0	0	0	0	0	127.815
402	05	99	00	Otros productos de pulpa, papel y cartón	16.370	0	0	0	0	0	16.370
402	06	00	00	Productos químicos y derivados	2.220.255	0	0	0	0	0	2.220.255
402	06	01	00	Sustancias químicas y de uso industrial	30.000	0	0	0	0	0	30.000
402	06	02	00	Abonos, plaguicidas y otros	29.389	0	0	0	0	0	29.389
402	06	03	00	Tintas, pinturas y colorantes	802.962	0	0	0	0	0	802.962
402	06	04	00	Productos farmacéuticos y medicamentos	605.549	0	0	0	0	0	605.549
402	06	05	00	Productos de tocador	6.691	0	0	0	0	0	6.691

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	241.703	0	0	0	0	0	241.703
402	06	08	00	Productos plásticos	385.045	0	0	0	0	0	385.045
402	06	99	00	Otros productos de la industria química y conexos	118.916	0	0	0	0	0	118.916
402	07	00	00	Productos minerales no metálicos	101.855	0	0	0	0	0	101.855
402	07	01	00	Productos de barro, loza y porcelana	11.168	0	0	0	0	0	11.168
402	07	02	00	Vidrios y productos de vidrio	33.737	0	0	0	0	0	33.737
402	07	03	00	Productos de arcilla para construcción	10.000	0	0	0	0	0	10.000
402	07	04	00	Cemento, cal y yeso	36.950	0	0	0	0	0	36.950
402	07	99	00	Otros productos minerales no metálicos	10.000	0	0	0	0	0	10.000
402	08	00	00	Productos metálicos	1.097.119	0	0	0	0	0	1.097.119
402	08	01	00	Productos primarios de hierro y acero	32.521	0	0	0	0	0	32.521
402	08	02	00	Productos de metales no ferrosos	10.881	0	0	0	0	0	10.881
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	264.623	0	0	0	0	0	264.623
402	08	04	00	Productos metálicos estructurales	2.281	0	0	0	0	0	2.281
402	08	05	00	Materiales de orden público, seguridad y defensa	13.000	0	0	0	0	0	13.000
402	08	07	00	Material de señalamiento	8.182	0	0	0	0	0	8.182
402	08	09	00	Repuestos y accesorios para equipos de transporte	404.740	0	0	0	0	0	404.740
402	08	10	00	Repuestos y accesorios para otros equipos	345.180	0	0	0	0	0	345.180
402	08	99	00	Otros productos metálicos	15.711	0	0	0	0	0	15.711
402	09	00	00	Productos de madera	29.585	0	0	0	0	0	29.585
402	09	01	00	Productos primarios de madera	14.740	0	0	0	0	0	14.740
402	09	02	00	Muebles y accesorios de madera para edificaciones	5.129	0	0	0	0	0	5.129
402	09	99	00	Otros productos de madera	9.716	0	0	0	0	0	9.716
402	10	00	00	Productos varios y útiles diversos	10.046.264	0	0	0	0	0	10.046.264
402	10	01	00	Artículos de deporte, recreación y juguetes	138.624	0	0	0	0	0	138.624
402	10	02	00	Materiales y útiles de limpieza y aseo	450.135	0	0	0	0	0	450.135
402	10	03	00	Utensilios de cocina y comedor	15.476	0	0	0	0	0	15.476
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	107.320	0	0	0	0	0	107.320
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	714.543	0	0	0	0	0	714.543
402	10	06	00	Condecoraciones, ofrendas y similares	23.626	0	0	0	0	0	23.626
402	10	07	00	Productos de seguridad en el trabajo	559.423	0	0	0	0	0	559.423
402	10	08	00	Materiales para equipos de computación	7.262.493	0	0	0	0	0	7.262.493
402	10	09	00	Especies timbradas y valores	1.811	0	0	0	0	0	1.811

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	10	00	Útiles religiosos	4.740	0	0	0	0	0	4.740
402	10	11	00	Materiales eléctricos	406.702	0	0	0	0	0	406.702
402	10	12	00	Materiales para instalaciones sanitarias	163.312	0	0	0	0	0	163.312
402	10	13	00	Materiales fotográficos	152.288	0	0	0	0	0	152.288
402	10	99	00	Otros productos y útiles diversos	45.771	0	0	0	0	0	45.771
402	99	00	00	Otros materiales y suministros	60.456	0	0	0	0	0	60.456
402	99	01	00	Otros materiales y suministros	60.456	0	0	0	0	0	60.456
403	**00**	**00**	**00**	**Servicios no personales**	**60.872.752**	**0**	**0**	**0**	**0**	**0**	**60.872.752**
403	01	00	00	Alquileres de inmuebles	331.957	0	0	0	0	0	331.957
403	01	01	00	Alquileres de edificios y locales	310.957	0	0	0	0	0	310.957
403	01	02	00	Alquileres de instalaciones culturales y recreativas	21.000	0	0	0	0	0	21.000
403	02	00	00	Alquileres de maquinaria y equipos	689.082	0	0	0	0	0	689.082
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	651.310	0	0	0	0	0	651.310
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	12.000	0	0	0	0	0	12.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	2.004	0	0	0	0	0	2.004
403	02	99	00	Alquileres de otras maquinaria y equipos	23.768	0	0	0	0	0	23.768
403	04	00	00	Servicios básicos	5.663.714	0	0	0	0	0	5.663.714
403	04	01	00	Electricidad	991.953	0	0	0	0	0	991.953
403	04	03	00	Agua	993.741	0	0	0	0	0	993.741
403	04	04	00	Teléfonos	3.473.595	0	0	0	0	0	3.473.595
403	04	05	00	Servicio de comunicaciones	85.000	0	0	0	0	0	85.000
403	04	06	00	Servicio de aseo urbano y domiciliario	119.425	0	0	0	0	0	119.425
403	06	00	00	Servicios de transporte y almacenaje	244.480	0	0	0	0	0	244.480
403	06	01	00	Fletes y embalajes	134.930	0	0	0	0	0	134.930
403	06	03	00	Estacionamiento	24.349	0	0	0	0	0	24.349
403	06	04	00	Peaje	26.394	0	0	0	0	0	26.394
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	58.807	0	0	0	0	0	58.807
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.916.581	0	0	0	0	0	17.916.581
403	07	01	00	Publicidad y propaganda	10.495.604	0	0	0	0	0	10.495.604
403	07	02	00	Imprenta y reproducción	2.390.998	0	0	0	0	0	2.390.998
403	07	03	00	Relaciones sociales	2.072.898	0	0	0	0	0	2.072.898
403	07	04	00	Avisos	2.957.081	0	0	0	0	0	2.957.081
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.807.603	0	0	0	0	0	1.807.603

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	01	00	Primas y gastos de seguros	1.773.377	0	0	0	0	0	1.773.377
403	08	02	00	Comisiones y gastos bancarios	33.226	0	0	0	0	0	33.226
403	08	03	00	Comisiones y gastos de adquisición de seguros	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	7.787.577	0	0	0	0	0	7.787.577
403	09	01	00	Viáticos y pasajes dentro del país	5.281.655	0	0	0	0	0	5.281.655
403	09	02	00	Viáticos y pasajes fuera del país	2.461.000	0	0	0	0	0	2.461.000
403	09	03	00	Asignación por kilómetros recorridos	44.922	0	0	0	0	0	44.922
403	10	00	00	Servicios profesionales y técnicos	1.028.569	0	0	0	0	0	1.028.569
403	10	04	00	Servicios de ingeniería y arquitectónicos	20.000	0	0	0	0	0	20.000
403	10	09	00	Servicios de lavandería y tintorería	5.000	0	0	0	0	0	5.000
403	10	11	00	Servicios para la elaboración y suministro de comida	63.000	0	0	0	0	0	63.000
403	10	99	00	Otros servicios profesionales y técnicos	940.569	0	0	0	0	0	940.569
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.509.596	0	0	0	0	0	5.509.596
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.052.220	0	0	0	0	0	2.052.220
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	51.499	0	0	0	0	0	51.499
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	136.513	0	0	0	0	0	136.513
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	75.000	0	0	0	0	0	75.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.104.314	0	0	0	0	0	3.104.314
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	90.050	0	0	0	0	0	90.050
403	12	00	00	Conservación y reparaciones menores de obras	852.457	0	0	0	0	0	852.457
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	850.289	0	0	0	0	0	850.289
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	2.168	0	0	0	0	0	2.168
403	16	00	00	Servicios de diversión, esparcimiento y culturales	8.500.000	0	0	0	0	0	8.500.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	8.500.000	0	0	0	0	0	8.500.000
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	300.000	0	0	0	0	0	300.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	9.027.133	0	0	0	0	0	9.027.133
403	18	01	00	Impuesto al valor agregado	9.027.133	0	0	0	0	0	9.027.133
403	99	00	00	Otros servicios no personales	1.214.003	0	0	0	0	0	1.214.003
403	99	01	00	Otros servicios no personales	1.214.003	0	0	0	0	0	1.214.003
404	**00**	**00**	**00**	**Activos reales**	**7.227.156**	**0**	**0**	**0**	**0**	**0**	**7.227.156**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	1.511.237	0	0	0	0	0	1.511.237
404	01	01	00	Repuestos mayores	1.085.000	0	0	0	0	0	1.085.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.035.000	0	0	0	0	0	1.035.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	426.237	0	0	0	0	0	426.237
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	426.237	0	0	0	0	0	426.237
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	803.213	0	0	0	0	0	803.213
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	15.000	0	0	0	0	0	15.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	139.500	0	0	0	0	0	139.500
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	15.000	0	0	0	0	0	15.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	538.713	0	0	0	0	0	538.713
404	03	05	00	Maquinaria y equipos industriales y de taller	20.000	0	0	0	0	0	20.000
404	03	06	00	Maquinaria y equipos de energía	45.000	0	0	0	0	0	45.000
404	03	07	00	Maquinaria y equipos de riego y acueductos	30.000	0	0	0	0	0	30.000
404	04	00	00	Equipos de transporte, tracción y elevación	2.100.000	0	0	0	0	0	2.100.000
404	04	01	00	Vehículos automotores terrestres	1.500.000	0	0	0	0	0	1.500.000
404	04	03	00	Equipos marítimos de transporte	450.000	0	0	0	0	0	450.000
404	04	05	00	Vehículos de tracción no motorizados	150.000	0	0	0	0	0	150.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.550	0	0	0	0	0	7.550
404	05	01	00	Equipos de telecomunicaciones	7.550	0	0	0	0	0	7.550
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	93.210	0	0	0	0	0	93.210
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	93.210	0	0	0	0	0	93.210
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	156.418	0	0	0	0	0	156.418
404	07	01	00	Equipos científicos y de laboratorio	25.000	0	0	0	0	0	25.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	61.418	0	0	0	0	0	61.418
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	25.000	0	0	0	0	0	25.000
404	07	06	00	Instrumentos musicales y equipos de audio	45.000	0	0	0	0	0	45.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	66.500	0	0	0	0	0	66.500
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	66.500	0	0	0	0	0	66.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.432.528	0	0	0	0	0	2.432.528
404	09	01	00	Mobiliario y equipos de oficina	678.662	0	0	0	0	0	678.662
404	09	02	00	Equipos de computación	1.508.929	0	0	0	0	0	1.508.929
404	09	03	00	Mobiliario y equipos de alojamiento	219.937	0	0	0	0	0	219.937

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
404	12	00	00	Activos intangibles	6.500	0	0	0	0	0	6.500
404	12	01	00	Marcas de fábrica y patentes de invención	6.500	0	0	0	0	0	6.500
404	99	00	00	Otros activos reales	50.000	0	0	0	0	0	50.000
404	99	01	00	Otros activos reales	50.000	0	0	0	0	0	50.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.350.302.586**	**0**	**0**	**0**	**0**	**0**	**1.350.302.586**
407	01	00	00	Transferencias y donaciones corrientes internas	1.350.302.586	0	0	0	0	0	1.350.302.586
407	01	03	00	Transferencias corrientes internas al sector público	1.350.302.586	0	0	0	0	0	1.350.302.586
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.104.944.042	0	0	0	0	0	1.104.944.042
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	144.946.718	0	0	0	0	0	144.946.718
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	100.411.826	0	0	0	0	0	100.411.826
411	**00**	**00**	**00**	**Disminución de pasivos**	**11.658.466**	**0**	**0**	**0**	**0**	**0**	**11.658.466**
411	11	00	00	Obligaciones de ejercicios anteriores	11.658.466	0	0	0	0	0	11.658.466
411	11	04	00	Compromisos pendientes de ejercicios anteriores	6.636.857	0	0	0	0	0	6.636.857
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	5.021.609	0	0	0	0	0	5.021.609
				Totales	**1.450.302.588**	**0**	**0**	**0**	**0**	**0**	**1.450.302.588**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.350.302.586**	**0**	**0**	**0**	**0**	**0**	**1.350.302.586**
407	01	00	00	Transferencias y donaciones corrientes internas	1.350.302.586	0	0	0	0	0	1.350.302.586
407	01	03	00	Transferencias corrientes internas al sector público	1.350.302.586	0	0	0	0	0	1.350.302.586
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.104.944.042	0	0	0	0	0	1.104.944.042
				- A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)	254.431.536	0	0	0	0	0	254.431.536
				- A0204 Oficina Coordinadora de los Servicios Agropecuarios del Ministerio de la Defensa (O.C.S.A.)	2.120.263	0	0	0	0	0	2.120.263
				- A0426 Fundación Tierra Fértil	21.202.628	0	0	0	0	0	21.202.628
				- A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)	106.013.140	0	0	0	0	0	106.013.140
				- A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)	233.228.908	0	0	0	0	0	233.228.908
				- A0933 Instituto Nacional de Desarrollo Rural (INDER)	148.705.519	0	0	0	0	0	148.705.519
				- A0935 Instituto Nacional de Tierras (INTI)	254.431.536	0	0	0	0	0	254.431.536
				- A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)	84.810.512	0	0	0	0	0	84.810.512
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	144.946.718	0	0	0	0	0	144.946.718
				- A0245 Empresa de Propiedad Social Valle Los Tacariguas, S.A.	6.360.788	0	0	0	0	0	6.360.788
				- A0820 Empresa Regional Sistema Hidráulico Planicie de Maracaibo (PLANIMARA)	20.842.091	0	0	0	0	0	20.842.091
				- A1545 Corporación Venezolana de Alimentos, S.A. (CVAL, S.A.)	117.743.839	0	0	0	0	0	117.743.839
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	100.411.826	0	0	0	0	0	100.411.826
				- A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)	100.411.826	0	0	0	0	0	100.411.826
				Totales	**1.350.302.586**	**0**	**0**	**0**	**0**	**0**	**1.350.302.586**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 340002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.241.628**	**0**	**0**	**0**	**0**	**0**	**20.241.628**
402	01	00	00	Productos alimenticios y agropecuarios	2.657.506	0	0	0	0	0	2.657.506
402	01	01	00	Alimentos y bebidas para personas	2.528.260	0	0	0	0	0	2.528.260
402	01	03	00	Productos agrícolas y pecuarios	29.246	0	0	0	0	0	29.246
402	01	99	00	Otros productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	02	00	00	Productos de minas, canteras y yacimientos	47.092	0	0	0	0	0	47.092
402	02	03	00	Mineral de hierro	10.000	0	0	0	0	0	10.000
402	02	04	00	Mineral no ferroso	10.000	0	0	0	0	0	10.000
402	02	05	00	Piedra, arcilla, arena y tierra	24.092	0	0	0	0	0	24.092
402	02	99	00	Otros productos de minas, canteras y yacimientos	3.000	0	0	0	0	0	3.000
402	03	00	00	Textiles y vestuarios	313.718	0	0	0	0	0	313.718
402	03	01	00	Textiles	82.275	0	0	0	0	0	82.275
402	03	02	00	Prendas de vestir	182.706	0	0	0	0	0	182.706
402	03	03	00	Calzados	45.437	0	0	0	0	0	45.437
402	03	99	00	Otros productos textiles y vestuarios	3.300	0	0	0	0	0	3.300
402	04	00	00	Productos de cuero y caucho	575.534	0	0	0	0	0	575.534
402	04	01	00	Cueros y pieles	9.575	0	0	0	0	0	9.575
402	04	03	00	Cauchos y tripas para vehículos	565.959	0	0	0	0	0	565.959
402	05	00	00	Productos de papel, cartón e impresos	3.092.244	0	0	0	0	0	3.092.244
402	05	01	00	Pulpa de madera, papel y cartón	627.762	0	0	0	0	0	627.762
402	05	02	00	Envases y cajas de papel y cartón	84.551	0	0	0	0	0	84.551
402	05	03	00	Productos de papel y cartón para oficina	1.770.875	0	0	0	0	0	1.770.875
402	05	04	00	Libros, revistas y periódicos	393.195	0	0	0	0	0	393.195
402	05	05	00	Material de enseñanza	2.500	0	0	0	0	0	2.500
402	05	06	00	Productos de papel y cartón para computación	69.176	0	0	0	0	0	69.176
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	127.815	0	0	0	0	0	127.815
402	05	99	00	Otros productos de pulpa, papel y cartón	16.370	0	0	0	0	0	16.370
402	06	00	00	Productos químicos y derivados	2.220.255	0	0	0	0	0	2.220.255

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 340002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	01	00	Sustancias químicas y de uso industrial	30.000	0	0	0	0	0	30.000
402	06	02	00	Abonos, plaguicidas y otros	29.389	0	0	0	0	0	29.389
402	06	03	00	Tintas, pinturas y colorantes	802.962	0	0	0	0	0	802.962
402	06	04	00	Productos farmacéuticos y medicamentos	605.549	0	0	0	0	0	605.549
402	06	05	00	Productos de tocador	6.691	0	0	0	0	0	6.691
402	06	06	00	Combustibles y lubricantes	241.703	0	0	0	0	0	241.703
402	06	08	00	Productos plásticos	385.045	0	0	0	0	0	385.045
402	06	99	00	Otros productos de la industria química y conexos	118.916	0	0	0	0	0	118.916
402	07	00	00	Productos minerales no metálicos	101.855	0	0	0	0	0	101.855
402	07	01	00	Productos de barro, loza y porcelana	11.168	0	0	0	0	0	11.168
402	07	02	00	Vidrios y productos de vidrio	33.737	0	0	0	0	0	33.737
402	07	03	00	Productos de arcilla para construcción	10.000	0	0	0	0	0	10.000
402	07	04	00	Cemento, cal y yeso	36.950	0	0	0	0	0	36.950
402	07	99	00	Otros productos minerales no metálicos	10.000	0	0	0	0	0	10.000
402	08	00	00	Productos metálicos	1.097.119	0	0	0	0	0	1.097.119
402	08	01	00	Productos primarios de hierro y acero	32.521	0	0	0	0	0	32.521
402	08	02	00	Productos de metales no ferrosos	10.881	0	0	0	0	0	10.881
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	264.623	0	0	0	0	0	264.623
402	08	04	00	Productos metálicos estructurales	2.281	0	0	0	0	0	2.281
402	08	05	00	Materiales de orden público, seguridad y defensa	13.000	0	0	0	0	0	13.000
402	08	07	00	Material de señalamiento	8.182	0	0	0	0	0	8.182
402	08	09	00	Repuestos y accesorios para equipos de transporte	404.740	0	0	0	0	0	404.740
402	08	10	00	Repuestos y accesorios para otros equipos	345.180	0	0	0	0	0	345.180
402	08	99	00	Otros productos metálicos	15.711	0	0	0	0	0	15.711
402	09	00	00	Productos de madera	29.585	0	0	0	0	0	29.585
402	09	01	00	Productos primarios de madera	14.740	0	0	0	0	0	14.740
402	09	02	00	Muebles y accesorios de madera para edificaciones	5.129	0	0	0	0	0	5.129
402	09	99	00	Otros productos de madera	9.716	0	0	0	0	0	9.716

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 340002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	10.046.264	0	0	0	0	0	10.046.264
402	10	01	00	Artículos de deporte, recreación y juguetes	138.624	0	0	0	0	0	138.624
402	10	02	00	Materiales y útiles de limpieza y aseo	450.135	0	0	0	0	0	450.135
402	10	03	00	Utensilios de cocina y comedor	15.476	0	0	0	0	0	15.476
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	107.320	0	0	0	0	0	107.320
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	714.543	0	0	0	0	0	714.543
402	10	06	00	Condecoraciones, ofrendas y similares	23.626	0	0	0	0	0	23.626
402	10	07	00	Productos de seguridad en el trabajo	559.423	0	0	0	0	0	559.423
402	10	08	00	Materiales para equipos de computación	7.262.493	0	0	0	0	0	7.262.493
402	10	09	00	Especies timbradas y valores	1.811	0	0	0	0	0	1.811
402	10	10	00	Útiles religiosos	4.740	0	0	0	0	0	4.740
402	10	11	00	Materiales eléctricos	406.702	0	0	0	0	0	406.702
402	10	12	00	Materiales para instalaciones sanitarias	163.312	0	0	0	0	0	163.312
402	10	13	00	Materiales fotográficos	152.288	0	0	0	0	0	152.288
402	10	99	00	Otros productos y útiles diversos	45.771	0	0	0	0	0	45.771
402	99	00	00	Otros materiales y suministros	60.456	0	0	0	0	0	60.456
402	99	01	00	Otros materiales y suministros	60.456	0	0	0	0	0	60.456
403	**00**	**00**	**00**	**Servicios no personales**	**60.872.752**	**0**	**0**	**0**	**0**	**0**	**60.872.752**
403	01	00	00	Alquileres de inmuebles	331.957	0	0	0	0	0	331.957
403	01	01	00	Alquileres de edificios y locales	310.957	0	0	0	0	0	310.957
403	01	02	00	Alquileres de instalaciones culturales y recreativas	21.000	0	0	0	0	0	21.000
403	02	00	00	Alquileres de maquinaria y equipos	689.082	0	0	0	0	0	689.082
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	651.310	0	0	0	0	0	651.310
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	12.000	0	0	0	0	0	12.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	2.004	0	0	0	0	0	2.004
403	02	99	00	Alquileres de otras maquinaria y equipos	23.768	0	0	0	0	0	23.768
403	04	00	00	Servicios básicos	5.663.714	0	0	0	0	0	5.663.714
403	04	01	00	Electricidad	991.953	0	0	0	0	0	991.953

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 340002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	03	00	Agua	993.741	0	0	0	0	0	993.741
403	04	04	00	Teléfonos	3.473.595	0	0	0	0	0	3.473.595
403	04	05	00	Servicio de comunicaciones	85.000	0	0	0	0	0	85.000
403	04	06	00	Servicio de aseo urbano y domiciliario	119.425	0	0	0	0	0	119.425
403	06	00	00	Servicios de transporte y almacenaje	244.480	0	0	0	0	0	244.480
403	06	01	00	Fletes y embalajes	134.930	0	0	0	0	0	134.930
403	06	03	00	Estacionamiento	24.349	0	0	0	0	0	24.349
403	06	04	00	Peaje	26.394	0	0	0	0	0	26.394
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	58.807	0	0	0	0	0	58.807
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.916.581	0	0	0	0	0	17.916.581
403	07	01	00	Publicidad y propaganda	10.495.604	0	0	0	0	0	10.495.604
403	07	02	00	Imprenta y reproducción	2.390.998	0	0	0	0	0	2.390.998
403	07	03	00	Relaciones sociales	2.072.898	0	0	0	0	0	2.072.898
403	07	04	00	Avisos	2.957.081	0	0	0	0	0	2.957.081
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.807.603	0	0	0	0	0	1.807.603
403	08	01	00	Primas y gastos de seguros	1.773.377	0	0	0	0	0	1.773.377
403	08	02	00	Comisiones y gastos bancarios	33.226	0	0	0	0	0	33.226
403	08	03	00	Comisiones y gastos de adquisición de seguros	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	7.787.577	0	0	0	0	0	7.787.577
403	09	01	00	Viáticos y pasajes dentro del país	5.281.655	0	0	0	0	0	5.281.655
403	09	02	00	Viáticos y pasajes fuera del país	2.461.000	0	0	0	0	0	2.461.000
403	09	03	00	Asignación por kilómetros recorridos	44.922	0	0	0	0	0	44.922
403	10	00	00	Servicios profesionales y técnicos	1.028.569	0	0	0	0	0	1.028.569
403	10	04	00	Servicios de ingeniería y arquitectónicos	20.000	0	0	0	0	0	20.000
403	10	09	00	Servicios de lavandería y tintorería	5.000	0	0	0	0	0	5.000
403	10	11	00	Servicios para la elaboración y suministro de comida	63.000	0	0	0	0	0	63.000
403	10	99	00	Otros servicios profesionales y técnicos	940.569	0	0	0	0	0	940.569
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.509.596	0	0	0	0	0	5.509.596

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 340002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.052.220	0	0	0	0	0	2.052.220
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	51.499	0	0	0	0	0	51.499
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	136.513	0	0	0	0	0	136.513
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	75.000	0	0	0	0	0	75.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.104.314	0	0	0	0	0	3.104.314
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	90.050	0	0	0	0	0	90.050
403	12	00	00	Conservación y reparaciones menores de obras	852.457	0	0	0	0	0	852.457
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	850.289	0	0	0	0	0	850.289
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	2.168	0	0	0	0	0	2.168
403	16	00	00	Servicios de diversión, esparcimiento y culturales	8.500.000	0	0	0	0	0	8.500.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	8.500.000	0	0	0	0	0	8.500.000
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	300.000	0	0	0	0	0	300.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	9.027.133	0	0	0	0	0	9.027.133
403	18	01	00	Impuesto al valor agregado	9.027.133	0	0	0	0	0	9.027.133
403	99	00	00	Otros servicios no personales	1.214.003	0	0	0	0	0	1.214.003
403	99	01	00	Otros servicios no personales	1.214.003	0	0	0	0	0	1.214.003
404	**00**	**00**	**00**	**Activos reales**	**7.227.156**	**0**	**0**	**0**	**0**	**0**	**7.227.156**
404	01	00	00	Repuestos y reparaciones mayores	1.511.237	0	0	0	0	0	1.511.237
404	01	01	00	Repuestos mayores	1.085.000	0	0	0	0	0	1.085.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.035.000	0	0	0	0	0	1.035.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	426.237	0	0	0	0	0	426.237
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	426.237	0	0	0	0	0	426.237
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	803.213	0	0	0	0	0	803.213
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 340002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	139.500	0	0	0	0	0	139.500
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	15.000	0	0	0	0	0	15.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	538.713	0	0	0	0	0	538.713
404	03	05	00	Maquinaria y equipos industriales y de taller	20.000	0	0	0	0	0	20.000
404	03	06	00	Maquinaria y equipos de energía	45.000	0	0	0	0	0	45.000
404	03	07	00	Maquinaria y equipos de riego y acueductos	30.000	0	0	0	0	0	30.000
404	04	00	00	Equipos de transporte, tracción y elevación	2.100.000	0	0	0	0	0	2.100.000
404	04	01	00	Vehículos automotores terrestres	1.500.000	0	0	0	0	0	1.500.000
404	04	03	00	Equipos marítimos de transporte	450.000	0	0	0	0	0	450.000
404	04	05	00	Vehículos de tracción no motorizados	150.000	0	0	0	0	0	150.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.550	0	0	0	0	0	7.550
404	05	01	00	Equipos de telecomunicaciones	7.550	0	0	0	0	0	7.550
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	93.210	0	0	0	0	0	93.210
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	93.210	0	0	0	0	0	93.210
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	156.418	0	0	0	0	0	156.418
404	07	01	00	Equipos científicos y de laboratorio	25.000	0	0	0	0	0	25.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	61.418	0	0	0	0	0	61.418
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	25.000	0	0	0	0	0	25.000
404	07	06	00	Instrumentos musicales y equipos de audio	45.000	0	0	0	0	0	45.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	66.500	0	0	0	0	0	66.500
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	66.500	0	0	0	0	0	66.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.432.528	0	0	0	0	0	2.432.528
404	09	01	00	Mobiliario y equipos de oficina	678.662	0	0	0	0	0	678.662
404	09	02	00	Equipos de computación	1.508.929	0	0	0	0	0	1.508.929
404	09	03	00	Mobiliario y equipos de alojamiento	219.937	0	0	0	0	0	219.937
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
404	12	00	00	Activos intangibles	6.500	0	0	0	0	0	6.500
404	12	01	00	Marcas de fábrica y patentes de invención	6.500	0	0	0	0	0	6.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 340002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	00	00	Otros activos reales	50.000	0	0	0	0	0	50.000
404	99	01	00	Otros activos reales	50.000	0	0	0	0	0	50.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**11.658.466**	**0**	**0**	**0**	**0**	**0**	**11.658.466**
411	11	00	00	Obligaciones de ejercicios anteriores	11.658.466	0	0	0	0	0	11.658.466
411	11	04	00	Compromisos pendientes de ejercicios anteriores	6.636.857	0	0	0	0	0	6.636.857
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	5.021.609	0	0	0	0	0	5.021.609
				Totales	**100.000.002**	**0**	**0**	**0**	**0**	**0**	**100.000.002**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 340002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.350.302.586**	**0**	**0**	**0**	**0**	**0**	**1.350.302.586**
407	01	00	00	Transferencias y donaciones corrientes internas	1.350.302.586	0	0	0	0	0	1.350.302.586
407	01	03	00	Transferencias corrientes internas al sector público	1.350.302.586	0	0	0	0	0	1.350.302.586
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.104.944.042	0	0	0	0	0	1.104.944.042
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	144.946.718	0	0	0	0	0	144.946.718
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	100.411.826	0	0	0	0	0	100.411.826
				Totales	**1.350.302.586**	**0**	**0**	**0**	**0**	**0**	**1.350.302.586**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**242.928.900**	**0**	**0**	**0**	**0**	**0**	**242.928.900**
407	01	00	00	Transferencias y donaciones corrientes internas	242.928.900	0	0	0	0	0	242.928.900
407	01	01	00	Transferencias corrientes internas al sector privado	242.928.900	0	0	0	0	0	242.928.900
407	01	01	01	Pensiones del personal empleado, obrero y militar	26.649.661	0	0	0	0	0	26.649.661
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	50.793.975	0	0	0	0	0	50.793.975
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	4.207.815	0	0	0	0	0	4.207.815
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	397.916	0	0	0	0	0	397.916
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	40.217.094	0	0	0	0	0	40.217.094
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	10.241.933	0	0	0	0	0	10.241.933
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	10.243.895	0	0	0	0	0	10.243.895
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	2.176.882	0	0	0	0	0	2.176.882
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	73.058.949	0	0	0	0	0	73.058.949
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	24.940.780	0	0	0	0	0	24.940.780
				Totales	**242.928.900**	**0**	**0**	**0**	**0**	**0**	**242.928.900**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2013**

ACCIÓN ESPECÍFICA: 340003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**242.928.900**	**0**	**0**	**0**	**0**	**0**	**242.928.900**
407	01	00	00	Transferencias y donaciones corrientes internas	242.928.900	0	0	0	0	0	242.928.900
407	01	01	00	Transferencias corrientes internas al sector privado	242.928.900	0	0	0	0	0	242.928.900
407	01	01	01	Pensiones del personal empleado, obrero y militar	26.649.661	0	0	0	0	0	26.649.661
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	50.793.975	0	0	0	0	0	50.793.975
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	4.207.815	0	0	0	0	0	4.207.815
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	397.916	0	0	0	0	0	397.916
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	40.217.094	0	0	0	0	0	40.217.094
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	10.241.933	0	0	0	0	0	10.241.933
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	10.243.895	0	0	0	0	0	10.243.895
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	2.176.882	0	0	0	0	0	2.176.882
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	73.058.949	0	0	0	0	0	73.058.949
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	24.940.780	0	0	0	0	0	24.940.780
				Totales	**242.928.900**	**0**	**0**	**0**	**0**	**0**	**242.928.900**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	3.765.372	0	0	0	0	0	3.765.372
402	01	00	00	Productos alimenticios y agropecuarios	110.245	0	0	0	0	0	110.245
402	01	01	00	Alimentos y bebidas para personas	110.245	0	0	0	0	0	110.245
402	03	00	00	Textiles y vestuarios	109.900	0	0	0	0	0	109.900
402	03	01	00	Textiles	49.900	0	0	0	0	0	49.900
402	03	02	00	Prendas de vestir	30.000	0	0	0	0	0	30.000
402	03	03	00	Calzados	30.000	0	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	282.969	0	0	0	0	0	282.969
402	05	01	00	Pulpa de madera, papel y cartón	166.680	0	0	0	0	0	166.680
402	05	03	00	Productos de papel y cartón para oficina	42.551	0	0	0	0	0	42.551
402	05	04	00	Libros, revistas y periódicos	15.000	0	0	0	0	0	15.000
402	05	05	00	Material de enseñanza	30.000	0	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	28.738	0	0	0	0	0	28.738
402	06	00	00	Productos químicos y derivados	1.992.984	0	0	0	0	0	1.992.984
402	06	03	00	Tintas, pinturas y colorantes	37.520	0	0	0	0	0	37.520
402	06	04	00	Productos farmacéuticos y medicamentos	1.447.853	0	0	0	0	0	1.447.853
402	06	05	00	Productos de tocador	96.000	0	0	0	0	0	96.000
402	06	08	00	Productos plásticos	410.111	0	0	0	0	0	410.111
402	06	99	00	Otros productos de la industria química y conexos	1.500	0	0	0	0	0	1.500
402	08	00	00	Productos metálicos	6.900	0	0	0	0	0	6.900
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.900	0	0	0	0	0	6.900
402	10	00	00	Productos varios y útiles diversos	1.259.749	0	0	0	0	0	1.259.749
402	10	01	00	Artículos de deporte, recreación y juguetes	136.750	0	0	0	0	0	136.750
402	10	02	00	Materiales y útiles de limpieza y aseo	238.930	0	0	0	0	0	238.930
402	10	03	00	Utensilios de cocina y comedor	237.955	0	0	0	0	0	237.955
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	327.800	0	0	0	0	0	327.800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	66.892	0	0	0	0	0	66.892
402	10	08	00	Materiales para equipos de computación	13.500	0	0	0	0	0	13.500
402	10	11	00	Materiales eléctricos	108.753	0	0	0	0	0	108.753
402	10	12	00	Materiales para instalaciones sanitarias	124.800	0	0	0	0	0	124.800
402	10	99	00	Otros productos y útiles diversos	4.369	0	0	0	0	0	4.369
402	99	00	00	Otros materiales y suministros	2.625	0	0	0	0	0	2.625

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	2.625	0	0	0	0	0	2.625
403	**00**	**00**	**00**	**Servicios no personales**	**1.972.087**	**0**	**0**	**0**	**0**	**0**	**1.972.087**
403	01	00	00	Alquileres de inmuebles	30.000	0	0	0	0	0	30.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	30.000	0	0	0	0	0	30.000
403	02	00	00	Alquileres de maquinaria y equipos	9.200	0	0	0	0	0	9.200
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	4.000	0	0	0	0	0	4.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	2.600	0	0	0	0	0	2.600
403	02	99	00	Alquileres de otras maquinaria y equipos	2.600	0	0	0	0	0	2.600
403	04	00	00	Servicios básicos	990.576	0	0	0	0	0	990.576
403	04	01	00	Electricidad	500.000	0	0	0	0	0	500.000
403	04	02	00	Gas	30.000	0	0	0	0	0	30.000
403	04	03	00	Agua	200.000	0	0	0	0	0	200.000
403	04	04	00	Teléfonos	576	0	0	0	0	0	576
403	04	05	00	Servicio de comunicaciones	200.000	0	0	0	0	0	200.000
403	04	06	00	Servicio de aseo urbano y domiciliario	60.000	0	0	0	0	0	60.000
403	06	00	00	Servicios de transporte y almacenaje	1.300	0	0	0	0	0	1.300
403	06	01	00	Fletes y embalajes	1.300	0	0	0	0	0	1.300
403	07	00	00	Servicios de información, impresión y relaciones públicas	40.000	0	0	0	0	0	40.000
403	07	01	00	Publicidad y propaganda	40.000	0	0	0	0	0	40.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	130.000	0	0	0	0	0	130.000
403	08	02	00	Comisiones y gastos bancarios	130.000	0	0	0	0	0	130.000
403	10	00	00	Servicios profesionales y técnicos	40.244	0	0	0	0	0	40.244
403	10	11	00	Servicios para la elaboración y suministro de comida	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	10.244	0	0	0	0	0	10.244
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	29.028	0	0	0	0	0	29.028
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	6.528	0	0	0	0	0	6.528
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	22.500	0	0	0	0	0	22.500
403	18	00	00	Impuestos indirectos	701.739	0	0	0	0	0	701.739
403	18	01	00	Impuesto al valor agregado	701.739	0	0	0	0	0	701.739
404	**00**	**00**	**00**	**Activos reales**	**812.101**	**0**	**0**	**0**	**0**	**0**	**812.101**
404	01	00	00	Repuestos y reparaciones mayores	251.000	0	0	0	0	0	251.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	251.000	0	0	0	0	0	251.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	51.000	0	0	0	0	0	51.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	320	0	0	0	0	0	320
404	05	01	00	Equipos de telecomunicaciones	320	0	0	0	0	0	320
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	560.781	0	0	0	0	0	560.781
404	09	01	00	Mobiliario y equipos de oficina	24.081	0	0	0	0	0	24.081
404	09	03	00	Mobiliario y equipos de alojamiento	536.700	0	0	0	0	0	536.700
				Totales	**6.549.560**	**0**	**0**	**0**	**0**	**0**	**6.549.560**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 340007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.765.372**	**0**	**0**	**0**	**0**	**0**	**3.765.372**
402	01	00	00	Productos alimenticios y agropecuarios	110.245	0	0	0	0	0	110.245
402	01	01	00	Alimentos y bebidas para personas	110.245	0	0	0	0	0	110.245
402	03	00	00	Textiles y vestuarios	109.900	0	0	0	0	0	109.900
402	03	01	00	Textiles	49.900	0	0	0	0	0	49.900
402	03	02	00	Prendas de vestir	30.000	0	0	0	0	0	30.000
402	03	03	00	Calzados	30.000	0	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	282.969	0	0	0	0	0	282.969
402	05	01	00	Pulpa de madera, papel y cartón	166.680	0	0	0	0	0	166.680
402	05	03	00	Productos de papel y cartón para oficina	42.551	0	0	0	0	0	42.551
402	05	04	00	Libros, revistas y periódicos	15.000	0	0	0	0	0	15.000
402	05	05	00	Material de enseñanza	30.000	0	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	28.738	0	0	0	0	0	28.738
402	06	00	00	Productos químicos y derivados	1.992.984	0	0	0	0	0	1.992.984
402	06	03	00	Tintas, pinturas y colorantes	37.520	0	0	0	0	0	37.520
402	06	04	00	Productos farmacéuticos y medicamentos	1.447.853	0	0	0	0	0	1.447.853
402	06	05	00	Productos de tocador	96.000	0	0	0	0	0	96.000
402	06	08	00	Productos plásticos	410.111	0	0	0	0	0	410.111
402	06	99	00	Otros productos de la industria química y conexos	1.500	0	0	0	0	0	1.500
402	08	00	00	Productos metálicos	6.900	0	0	0	0	0	6.900
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.900	0	0	0	0	0	6.900
402	10	00	00	Productos varios y útiles diversos	1.259.749	0	0	0	0	0	1.259.749
402	10	01	00	Artículos de deporte, recreación y juguetes	136.750	0	0	0	0	0	136.750
402	10	02	00	Materiales y útiles de limpieza y aseo	238.930	0	0	0	0	0	238.930
402	10	03	00	Utensilios de cocina y comedor	237.955	0	0	0	0	0	237.955
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	327.800	0	0	0	0	0	327.800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	66.892	0	0	0	0	0	66.892
402	10	08	00	Materiales para equipos de computación	13.500	0	0	0	0	0	13.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 340007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	108.753	0	0	0	0	0	108.753
402	10	12	00	Materiales para instalaciones sanitarias	124.800	0	0	0	0	0	124.800
402	10	99	00	Otros productos y útiles diversos	4.369	0	0	0	0	0	4.369
402	99	00	00	Otros materiales y suministros	2.625	0	0	0	0	0	2.625
402	99	01	00	Otros materiales y suministros	2.625	0	0	0	0	0	2.625
403	**00**	**00**	**00**	**Servicios no personales**	**1.972.087**	**0**	**0**	**0**	**0**	**0**	**1.972.087**
403	01	00	00	Alquileres de inmuebles	30.000	0	0	0	0	0	30.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	30.000	0	0	0	0	0	30.000
403	02	00	00	Alquileres de maquinaria y equipos	9.200	0	0	0	0	0	9.200
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	4.000	0	0	0	0	0	4.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	2.600	0	0	0	0	0	2.600
403	02	99	00	Alquileres de otras maquinaria y equipos	2.600	0	0	0	0	0	2.600
403	04	00	00	Servicios básicos	990.576	0	0	0	0	0	990.576
403	04	01	00	Electricidad	500.000	0	0	0	0	0	500.000
403	04	02	00	Gas	30.000	0	0	0	0	0	30.000
403	04	03	00	Agua	200.000	0	0	0	0	0	200.000
403	04	04	00	Teléfonos	576	0	0	0	0	0	576
403	04	05	00	Servicio de comunicaciones	200.000	0	0	0	0	0	200.000
403	04	06	00	Servicio de aseo urbano y domiciliario	60.000	0	0	0	0	0	60.000
403	06	00	00	Servicios de transporte y almacenaje	1.300	0	0	0	0	0	1.300
403	06	01	00	Fletes y embalajes	1.300	0	0	0	0	0	1.300
403	07	00	00	Servicios de información, impresión y relaciones públicas	40.000	0	0	0	0	0	40.000
403	07	01	00	Publicidad y propaganda	40.000	0	0	0	0	0	40.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	130.000	0	0	0	0	0	130.000
403	08	02	00	Comisiones y gastos bancarios	130.000	0	0	0	0	0	130.000
403	10	00	00	Servicios profesionales y técnicos	40.244	0	0	0	0	0	40.244
403	10	11	00	Servicios para la elaboración y suministro de comida	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	10.244	0	0	0	0	0	10.244

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 340007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	29.028	0	0	0	0	0	29.028
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	6.528	0	0	0	0	0	6.528
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	22.500	0	0	0	0	0	22.500
403	18	00	00	Impuestos indirectos	701.739	0	0	0	0	0	701.739
403	18	01	00	Impuesto al valor agregado	701.739	0	0	0	0	0	701.739
404	**00**	**00**	**00**	**Activos reales**	**812.101**	**0**	**0**	**0**	**0**	**0**	**812.101**
404	01	00	00	Repuestos y reparaciones mayores	251.000	0	0	0	0	0	251.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	251.000	0	0	0	0	0	251.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	51.000	0	0	0	0	0	51.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	320	0	0	0	0	0	320
404	05	01	00	Equipos de telecomunicaciones	320	0	0	0	0	0	320
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	560.781	0	0	0	0	0	560.781
404	09	01	00	Mobiliario y equipos de oficina	24.081	0	0	0	0	0	24.081
404	09	03	00	Mobiliario y equipos de alojamiento	536.700	0	0	0	0	0	536.700
				Totales	**6.549.560**	**0**	**0**	**0**	**0**	**0**	**6.549.560**

35

Ministerio del Poder Popular para la Educación Universitaria

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**290.841.550**	**0**	**0**	**0**	**0**	**0**	**290.841.550**
401	01	00	00	Sueldos, salarios y otras retribuciones	31.405.919	0	0	0	0	0	31.405.919
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	15.002.777	0	0	0	0	0	15.002.777
401	01	03	00	Suplencias a empleados	250.000	0	0	0	0	0	250.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.270.920	0	0	0	0	0	4.270.920
401	01	12	00	Salarios a obreros en puestos no permanentes	169.560	0	0	0	0	0	169.560
401	01	13	00	Suplencias a obreros	308.223	0	0	0	0	0	308.223
401	01	18	00	Remuneraciones al personal contratado	3.177.366	0	0	0	0	0	3.177.366
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	95.396	0	0	0	0	0	95.396
401	01	99	00	Otras retribuciones	8.131.677	0	0	0	0	0	8.131.677
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.011.562	0	0	0	0	0	1.011.562
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	947.350	0	0	0	0	0	947.350
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	64.212	0	0	0	0	0	64.212
401	03	00	00	Primas	49.495.796	0	0	0	0	0	49.495.796
401	03	01	00	Primas por mérito a empleados	28.066.500	0	0	0	0	0	28.066.500
401	03	03	00	Primas por hogar a empleados	1.545.360	0	0	0	0	0	1.545.360
401	03	04	00	Primas por hijos a empleados	352.584	0	0	0	0	0	352.584
401	03	08	00	Primas de profesionalización a empleados	1.562.647	0	0	0	0	0	1.562.647
401	03	09	00	Primas por antigüedad a empleados	205.740	0	0	0	0	0	205.740
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.819.200	0	0	0	0	0	4.819.200
401	03	16	00	Primas por mérito a obreros	5.109.386	0	0	0	0	0	5.109.386
401	03	18	00	Primas por hogar a obreros	470.940	0	0	0	0	0	470.940
401	03	19	00	Primas por hijos de obreros	213.761	0	0	0	0	0	213.761
401	03	21	00	Primas por antigüedad a obreros	45.536	0	0	0	0	0	45.536
401	03	22	00	Primas de profesionalización a obreros	17.989	0	0	0	0	0	17.989
401	03	47	00	Primas al personal de alto nivel y de dirección	464.641	0	0	0	0	0	464.641
401	03	95	00	Otras primas al personal de alto nivel y de dirección	51.375	0	0	0	0	0	51.375
401	03	97	00	Otras primas a empleados	3.642.000	0	0	0	0	0	3.642.000
401	03	98	00	Otras primas a obreros	2.928.137	0	0	0	0	0	2.928.137
401	04	00	00	Complementos de sueldos y salarios	81.753.485	0	0	0	0	0	81.753.485
401	04	06	00	Complemento a empleados por comisión de servicios	2.857.553	0	0	0	0	0	2.857.553

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	10.850.400	0	0	0	0	0	10.850.400
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	240.000	0	0	0	0	0	240.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	240.000	0	0	0	0	0	240.000
401	04	18	00	Bono compensatorio de alimentación a obreros	3.306.600	0	0	0	0	0	3.306.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.098.800	0	0	0	0	0	2.098.800
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	79.200	0	0	0	0	0	79.200
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	770.131	0	0	0	0	0	770.131
401	04	96	00	Otros complementos a empleados	45.746.333	0	0	0	0	0	45.746.333
401	04	97	00	Otros complementos a obreros	8.468.704	0	0	0	0	0	8.468.704
401	04	98	00	Otros complementos al personal contratado	7.095.764	0	0	0	0	0	7.095.764
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	53.366.218	0	0	0	0	0	53.366.218
401	05	01	00	Aguinaldos a empleados	17.548.676	0	0	0	0	0	17.548.676
401	05	03	00	Bono vacacional a empleados	23.079.018	0	0	0	0	0	23.079.018
401	05	04	00	Aguinaldos a obreros	3.248.776	0	0	0	0	0	3.248.776
401	05	06	00	Bono vacacional a obreros	4.873.164	0	0	0	0	0	4.873.164
401	05	07	00	Aguinaldos al personal contratado	1.691.313	0	0	0	0	0	1.691.313
401	05	08	00	Bono vacacional al personal contratado	2.432.872	0	0	0	0	0	2.432.872
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	295.439	0	0	0	0	0	295.439
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	196.960	0	0	0	0	0	196.960
401	06	00	00	Aportes patronales y legales	8.888.958	0	0	0	0	0	8.888.958
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.188.228	0	0	0	0	0	3.188.228
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	1.968.341	0	0	0	0	0	1.968.341
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.062.743	0	0	0	0	0	1.062.743
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	602.221	0	0	0	0	0	602.221
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	708.495	0	0	0	0	0	708.495
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	572.798	0	0	0	0	0	572.798
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	108.195	0	0	0	0	0	108.195
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	127.288	0	0	0	0	0	127.288
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	301.222	0	0	0	0	0	301.222
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	66.938	0	0	0	0	0	66.938

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	52.089	0	0	0	0	0	52.089
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	34.725	0	0	0	0	0	34.725
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	17.364	0	0	0	0	0	17.364
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	11.575	0	0	0	0	0	11.575
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	9.839	0	0	0	0	0	9.839
401	06	95	00	Otros aportes legales por personal contratado	56.897	0	0	0	0	0	56.897
401	07	00	00	Asistencia socio-económica	32.390.417	0	0	0	0	0	32.390.417
401	07	02	00	Becas a empleados	540.000	0	0	0	0	0	540.000
401	07	03	00	Ayudas por matrimonio a empleados	58.956	0	0	0	0	0	58.956
401	07	04	00	Ayudas por nacimiento de hijos a empleados	58.956	0	0	0	0	0	58.956
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.521.230	0	0	0	0	0	4.521.230
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	16.312.000	0	0	0	0	0	16.312.000
401	07	10	00	Dotación de uniformes a empleados	250.000	0	0	0	0	0	250.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.377.600	0	0	0	0	0	1.377.600
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	820.000	0	0	0	0	0	820.000
401	07	18	00	Becas a obreros	240.000	0	0	0	0	0	240.000
401	07	19	00	Ayudas por matrimonio de obreros	6.143	0	0	0	0	0	6.143
401	07	20	00	Ayudas por nacimiento de hijos de obreros	12.286	0	0	0	0	0	12.286
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	670.823	0	0	0	0	0	670.823
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	3.000.000	0	0	0	0	0	3.000.000
401	07	26	00	Dotación de uniformes a obreros	500.000	0	0	0	0	0	500.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	295.200	0	0	0	0	0	295.200
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	163.802	0	0	0	0	0	163.802
401	07	33	00	Asistencia socio-económica al personal contratado	3.476.604	0	0	0	0	0	3.476.604
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	86.817	0	0	0	0	0	86.817
401	08	00	00	Prestaciones sociales e indemnizaciones	32.529.195	0	0	0	0	0	32.529.195
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	25.039.653	0	0	0	0	0	25.039.653
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.677.409	0	0	0	0	0	4.677.409
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.427.808	0	0	0	0	0	2.427.808

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	384.325	0	0	0	0	0	384.325
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.060.676**	**0**	**0**	**0**	**0**	**0**	**19.060.676**
402	01	00	00	Productos alimenticios y agropecuarios	7.549.231	0	0	0	0	0	7.549.231
402	01	01	00	Alimentos y bebidas para personas	7.549.231	0	0	0	0	0	7.549.231
402	03	00	00	Textiles y vestuarios	208.978	0	0	0	0	0	208.978
402	03	01	00	Textiles	93.590	0	0	0	0	0	93.590
402	03	02	00	Prendas de vestir	67.888	0	0	0	0	0	67.888
402	03	03	00	Calzados	47.500	0	0	0	0	0	47.500
402	04	00	00	Productos de cuero y caucho	296.365	0	0	0	0	0	296.365
402	04	03	00	Cauchos y tripas para vehículos	296.365	0	0	0	0	0	296.365
402	05	00	00	Productos de papel, cartón e impresos	2.759.832	0	0	0	0	0	2.759.832
402	05	01	00	Pulpa de madera, papel y cartón	460.770	0	0	0	0	0	460.770
402	05	02	00	Envases y cajas de papel y cartón	26.784	0	0	0	0	0	26.784
402	05	03	00	Productos de papel y cartón para oficina	1.015.231	0	0	0	0	0	1.015.231
402	05	04	00	Libros, revistas y periódicos	1.185.110	0	0	0	0	0	1.185.110
402	05	05	00	Material de enseñanza	31.500	0	0	0	0	0	31.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	40.437	0	0	0	0	0	40.437
402	06	00	00	Productos químicos y derivados	1.388.490	0	0	0	0	0	1.388.490
402	06	02	00	Abonos, plaguicidas y otros	12.972	0	0	0	0	0	12.972
402	06	03	00	Tintas, pinturas y colorantes	940.925	0	0	0	0	0	940.925
402	06	04	00	Productos farmacéuticos y medicamentos	264.000	0	0	0	0	0	264.000
402	06	05	00	Productos de tocador	18.020	0	0	0	0	0	18.020
402	06	06	00	Combustibles y lubricantes	54.552	0	0	0	0	0	54.552
402	06	08	00	Productos plásticos	73.666	0	0	0	0	0	73.666
402	06	99	00	Otros productos de la industria química y conexos	24.355	0	0	0	0	0	24.355
402	07	00	00	Productos minerales no metálicos	3.160	0	0	0	0	0	3.160
402	07	02	00	Vidrios y productos de vidrio	360	0	0	0	0	0	360
402	07	04	00	Cemento, cal y yeso	2.800	0	0	0	0	0	2.800
402	08	00	00	Productos metálicos	943.950	0	0	0	0	0	943.950
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	322.328	0	0	0	0	0	322.328
402	08	04	00	Productos metálicos estructurales	6.600	0	0	0	0	0	6.600

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	07	00	Material de señalamiento	13.608	0	0	0	0	0	13.608
402	08	09	00	Repuestos y accesorios para equipos de transporte	260.802	0	0	0	0	0	260.802
402	08	10	00	Repuestos y accesorios para otros equipos	294.128	0	0	0	0	0	294.128
402	08	99	00	Otros productos metálicos	46.484	0	0	0	0	0	46.484
402	09	00	00	Productos de madera	4.000	0	0	0	0	0	4.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	4.000	0	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	5.404.550	0	0	0	0	0	5.404.550
402	10	01	00	Artículos de deporte, recreación y juguetes	323.370	0	0	0	0	0	323.370
402	10	02	00	Materiales y útiles de limpieza y aseo	221.289	0	0	0	0	0	221.289
402	10	03	00	Utensilios de cocina y comedor	78.452	0	0	0	0	0	78.452
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	9.470	0	0	0	0	0	9.470
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	952.598	0	0	0	0	0	952.598
402	10	06	00	Condecoraciones, ofrendas y similares	47.400	0	0	0	0	0	47.400
402	10	07	00	Productos de seguridad en el trabajo	140.013	0	0	0	0	0	140.013
402	10	08	00	Materiales para equipos de computación	2.919.543	0	0	0	0	0	2.919.543
402	10	11	00	Materiales eléctricos	451.649	0	0	0	0	0	451.649
402	10	12	00	Materiales para instalaciones sanitarias	107.334	0	0	0	0	0	107.334
402	10	99	00	Otros productos y útiles diversos	153.432	0	0	0	0	0	153.432
402	99	00	00	Otros materiales y suministros	502.120	0	0	0	0	0	502.120
402	99	01	00	Otros materiales y suministros	502.120	0	0	0	0	0	502.120
403	**00**	**00**	**00**	**Servicios no personales**	**76.776.920**	**0**	**0**	**0**	**0**	**0**	**76.776.920**
403	01	00	00	Alquileres de inmuebles	316.800	0	0	0	0	0	316.800
403	01	01	00	Alquileres de edificios y locales	220.800	0	0	0	0	0	220.800
403	01	02	00	Alquileres de instalaciones culturales y recreativas	96.000	0	0	0	0	0	96.000
403	02	00	00	Alquileres de maquinaria y equipos	2.129.624	0	0	0	0	0	2.129.624
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.042.600	0	0	0	0	0	2.042.600
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	87.024	0	0	0	0	0	87.024
403	04	00	00	Servicios básicos	4.588.508	0	0	0	0	0	4.588.508
403	04	04	00	Teléfonos	2.026.020	0	0	0	0	0	2.026.020
403	04	05	00	Servicio de comunicaciones	1.050.400	0	0	0	0	0	1.050.400
403	04	06	00	Servicio de aseo urbano y domiciliario	738.088	0	0	0	0	0	738.088

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	07	00	Servicio de condominio	774.000	0	0	0	0	0	774.000
403	06	00	00	Servicios de transporte y almacenaje	726.080	0	0	0	0	0	726.080
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	726.080	0	0	0	0	0	726.080
403	07	00	00	Servicios de información, impresión y relaciones públicas	26.930.830	0	0	0	0	0	26.930.830
403	07	01	00	Publicidad y propaganda	7.477.762	0	0	0	0	0	7.477.762
403	07	02	00	Imprenta y reproducción	3.525.776	0	0	0	0	0	3.525.776
403	07	03	00	Relaciones sociales	13.869.400	0	0	0	0	0	13.869.400
403	07	04	00	Avisos	2.057.892	0	0	0	0	0	2.057.892
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.790.220	0	0	0	0	0	1.790.220
403	08	01	00	Primas y gastos de seguros	1.785.900	0	0	0	0	0	1.785.900
403	08	02	00	Comisiones y gastos bancarios	4.320	0	0	0	0	0	4.320
403	09	00	00	Viáticos y pasajes	13.292.046	0	0	0	0	0	13.292.046
403	09	01	00	Viáticos y pasajes dentro del pais	12.882.078	0	0	0	0	0	12.882.078
403	09	02	00	Viáticos y pasajes fuera del país	409.968	0	0	0	0	0	409.968
403	10	00	00	Servicios profesionales y técnicos	9.345.318	0	0	0	0	0	9.345.318
403	10	03	00	Servicios de procesamiento de datos	840.250	0	0	0	0	0	840.250
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.802.640	0	0	0	0	0	1.802.640
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	494.100	0	0	0	0	0	494.100
403	10	07	00	Servicios de capacitación y adiestramiento	1.224.088	0	0	0	0	0	1.224.088
403	10	09	00	Servicios de lavandería y tintorería	12.960	0	0	0	0	0	12.960
403	10	11	00	Servicios para la elaboración y suministro de comida	918.000	0	0	0	0	0	918.000
403	10	99	00	Otros servicios profesionales y técnicos	4.053.280	0	0	0	0	0	4.053.280
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.439.572	0	0	0	0	0	2.439.572
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	48.000	0	0	0	0	0	48.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.900.400	0	0	0	0	0	1.900.400
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	13.136	0	0	0	0	0	13.136
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	475.678	0	0	0	0	0	475.678
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.358	0	0	0	0	0	2.358
403	12	00	00	Conservación y reparaciones menores de obras	1.044.544	0	0	0	0	0	1.044.544
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.044.544	0	0	0	0	0	1.044.544

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.192.960	0	0	0	0	0	1.192.960
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.192.960	0	0	0	0	0	1.192.960
403	18	00	00	Impuestos indirectos	12.107.291	0	0	0	0	0	12.107.291
403	18	01	00	Impuesto al valor agregado	12.077.916	0	0	0	0	0	12.077.916
403	18	99	00	Otros impuestos indirectos	29.375	0	0	0	0	0	29.375
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	81.675	0	0	0	0	0	81.675
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	81.675	0	0	0	0	0	81.675
403	99	00	00	Otros servicios no personales	791.452	0	0	0	0	0	791.452
403	99	01	00	Otros servicios no personales	791.452	0	0	0	0	0	791.452
404	**00**	**00**	**00**	**Activos reales**	**16.797.348**	**0**	**0**	0	0	0	**16.797.348**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	197.858	0	0	0	0	0	197.858
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	178.070	0	0	0	0	0	178.070
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	16.388	0	0	0	0	0	16.388
404	03	05	00	Maquinaria y equipos industriales y de taller	3.400	0	0	0	0	0	3.400
404	04	00	00	Equipos de transporte, tracción y elevación	734.280	0	0	0	0	0	734.280
404	04	01	00	Vehículos automotores terrestres	725.000	0	0	0	0	0	725.000
404	04	05	00	Vehículos de tracción no motorizados	9.280	0	0	0	0	0	9.280
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.183.447	0	0	0	0	0	8.183.447
404	05	01	00	Equipos de telecomunicaciones	8.183.447	0	0	0	0	0	8.183.447
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	422.602	0	0	0	0	0	422.602
404	07	02	00	Equipos de enseñanza, deporte y recreación	135.002	0	0	0	0	0	135.002
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	7.200	0	0	0	0	0	7.200
404	07	06	00	Instrumentos musicales y equipos de audio	280.400	0	0	0	0	0	280.400
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.795.256	0	0	0	0	0	5.795.256
404	09	01	00	Mobiliario y equipos de oficina	852.872	0	0	0	0	0	852.872
404	09	02	00	Equipos de computación	3.876.119	0	0	0	0	0	3.876.119
404	09	03	00	Mobiliario y equipos de alojamiento	203.765	0	0	0	0	0	203.765
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	862.500	0	0	0	0	0	862.500
404	12	00	00	Activos intangibles	859.200	0	0	0	0	0	859.200
404	12	04	00	Paquetes y programas de computación	859.200	0	0	0	0	0	859.200
404	99	00	00	Otros activos reales	604.705	0	0	0	0	0	604.705

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	604.705	0	0	0	0	0	604.705
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.242.438.331**	**0**	**0**	**3.000.000.000**	**0**	**0**	**18.242.438.331**
407	01	00	00	Transferencias y donaciones corrientes internas	15.239.920.467	0	0	3.000.000.000	0	0	18.239.920.467
407	01	01	00	Transferencias corrientes internas al sector privado	38.176.758	0	0	0	0	0	38.176.758
407	01	01	01	Pensiones del personal empleado, obrero y militar	37.405	0	0	0	0	0	37.405
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	332.172	0	0	0	0	0	332.172
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	9.351	0	0	0	0	0	9.351
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	18.703	0	0	0	0	0	18.703
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	83.043	0	0	0	0	0	83.043
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	166.084	0	0	0	0	0	166.084
407	01	01	70	Subsidios educacionales al sector privado	37.530.000	0	0	0	0	0	37.530.000
407	01	02	00	Donaciones corrientes internas al sector privado	6.759.133	0	0	0	0	0	6.759.133
407	01	02	01	Donaciones corrientes a personas	6.759.133	0	0	0	0	0	6.759.133
407	01	03	00	Transferencias corrientes internas al sector público	15.194.984.576	0	0	3.000.000.000	0	0	18.194.984.576
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	15.194.984.576	0	0	3.000.000.000	0	0	18.194.984.576
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.517.864	0	0	0	0	0	2.517.864
407	02	01	00	Transferencias corrientes al exterior	2.517.864	0	0	0	0	0	2.517.864
407	02	01	04	Transferencias corrientes a organismos internacionales	2.517.864	0	0	0	0	0	2.517.864
411	**00**	**00**	**00**	**Disminución de pasivos**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
411	11	00	00	Obligaciones de ejercicios anteriores	300.000	0	0	0	0	0	300.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	300.000	0	0	0	0	0	300.000
				Totales	**15.646.214.825**	**0**	**0**	**3.000.000.000**	**0**	**0**	**18.646.214.825**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118059 350161000 TERRITORIALIZACION DE LA EDUCACION UNIVERSITARIA

OBJETIVO DEL PROYECTO: DESARROLLAR ACCIONES QUE GARANTICEN LA PLANIFICACIÓN Y EL SEGUIMIENTO DEL PROCESO DE MUNICIPALIZACIÓN Y TERRITORIALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, A FIN DE CONTRIBUIR AL DESARROLLO REGIONAL Y NACIONAL, MEDIANTE MECANISMOS DE PARTICIPACIÓN PROTAGÓNICA DE LAS REDES COMUNITARIAS UNIVERSITARIAS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 30

RESPONSABLE/EJECUTOR: MUNICIPALIZACIÓN Y PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN SUPERIOR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**16.445.540**	0	0	0	0	0	**16.445.540**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.992.024	0	0	0	0	0	1.992.024
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.107.697	0	0	0	0	0	1.107.697
401	01	18	00	Remuneraciones al personal contratado	255.306	0	0	0	0	0	255.306
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	23.385	0	0	0	0	0	23.385
401	01	99	00	Otras retribuciones	605.636	0	0	0	0	0	605.636
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	54.933	0	0	0	0	0	54.933
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	54.933	0	0	0	0	0	54.933
401	03	00	00	Primas	3.036.020	0	0	0	0	0	3.036.020
401	03	01	00	Primas por mérito a empleados	1.957.884	0	0	0	0	0	1.957.884
401	03	03	00	Primas por hogar a empleados	112.800	0	0	0	0	0	112.800
401	03	04	00	Primas por hijos a empleados	20.885	0	0	0	0	0	20.885
401	03	08	00	Primas de profesionalización a empleados	117.045	0	0	0	0	0	117.045
401	03	09	00	Primas por antigüedad a empleados	7.920	0	0	0	0	0	7.920
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	422.400	0	0	0	0	0	422.400
401	03	47	00	Primas al personal de alto nivel y de dirección	113.723	0	0	0	0	0	113.723
401	03	95	00	Otras primas al personal de alto nivel y de dirección	12.672	0	0	0	0	0	12.672
401	03	97	00	Otras primas a empleados	270.691	0	0	0	0	0	270.691
401	04	00	00	Complementos de sueldos y salarios	4.933.097	0	0	0	0	0	4.933.097
401	04	08	00	Bono compensatorio de alimentación a empleados	792.000	0	0	0	0	0	792.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	158.400	0	0	0	0	0	158.400
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.800	0	0	0	0	0	19.800
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	188.493	0	0	0	0	0	188.493
401	04	96	00	Otros complementos a empleados	3.229.725	0	0	0	0	0	3.229.725
401	04	98	00	Otros complementos al personal contratado	544.679	0	0	0	0	0	544.679
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.027.459	0	0	0	0	0	3.027.459
401	05	01	00	Aguinaldos a empleados	1.238.897	0	0	0	0	0	1.238.897
401	05	03	00	Bono vacacional a empleados	1.342.237	0	0	0	0	0	1.342.237

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118059 350161000 TERRITORIALIZACION DE LA EDUCACION UNIVERSITARIA

OBJETIVO DEL PROYECTO: DESARROLLAR ACCIONES QUE GARANTICEN LA PLANIFICACIÓN Y EL SEGUIMIENTO DEL PROCESO DE MUNICIPALIZACIÓN Y TERRITORIALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, A FIN DE CONTRIBUIR AL DESARROLLO REGIONAL Y NACIONAL, MEDIANTE MECANISMOS DE PARTICIPACIÓN PROTAGÓNICA DE LAS REDES COMUNITARIAS UNIVERSITARIAS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 30

RESPONSABLE/EJECUTOR: MUNICIPALIZACIÓN Y PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN SUPERIOR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	07	00	Aguinaldos al personal contratado	130.323	0	0	0	0	0	130.323
401	05	08	00	Bono vacacional al personal contratado	195.485	0	0	0	0	0	195.485
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	72.310	0	0	0	0	0	72.310
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	48.207	0	0	0	0	0	48.207
401	06	00	00	Aportes patronales y legales	599.795	0	0	0	0	0	599.795
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	233.417	0	0	0	0	0	233.417
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	129.449	0	0	0	0	0	129.449
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	77.806	0	0	0	0	0	77.806
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	44.090	0	0	0	0	0	44.090
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	51.870	0	0	0	0	0	51.870
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	22.978	0	0	0	0	0	22.978
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	5.106	0	0	0	0	0	5.106
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	12.749	0	0	0	0	0	12.749
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	8.499	0	0	0	0	0	8.499
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	4.250	0	0	0	0	0	4.250
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	2.833	0	0	0	0	0	2.833
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	2.408	0	0	0	0	0	2.408
401	06	95	00	Otros aportes legales por personal contratado	4.340	0	0	0	0	0	4.340
401	07	00	00	Asistencia socio-económica	772.770	0	0	0	0	0	772.770
401	07	02	00	Becas a empleados	60.000	0	0	0	0	0	60.000
401	07	03	00	Ayudas por matrimonio a empleados	14.739	0	0	0	0	0	14.739
401	07	04	00	Ayudas por nacimiento de hijos a empleados	14.739	0	0	0	0	0	14.739
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	262.947	0	0	0	0	0	262.947
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	196.800	0	0	0	0	0	196.800
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	164.000	0	0	0	0	0	164.000
401	07	33	00	Asistencia socio-económica al personal contratado	38.296	0	0	0	0	0	38.296

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118059 350161000 TERRITORIALIZACION DE LA EDUCACION UNIVERSITARIA

OBJETIVO DEL PROYECTO: DESARROLLAR ACCIONES QUE GARANTICEN LA PLANIFICACIÓN Y EL SEGUIMIENTO DEL PROCESO DE MUNICIPALIZACIÓN Y TERRITORIALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, A FIN DE CONTRIBUIR AL DESARROLLO REGIONAL Y NACIONAL, MEDIANTE MECANISMOS DE PARTICIPACIÓN PROTAGÓNICA DE LAS REDES COMUNITARIAS UNIVERSITARIAS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 30

RESPONSABLE/EJECUTOR: MUNICIPALIZACIÓN Y PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN SUPERIOR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	21.249	0	0	0	0	0	21.249
401	08	00	00	Prestaciones sociales e indemnizaciones	2.029.442	0	0	0	0	0	2.029.442
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.747.745	0	0	0	0	0	1.747.745
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	187.632	0	0	0	0	0	187.632
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	94.065	0	0	0	0	0	94.065
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**344.123**	**0**	**0**	**0**	**0**	**0**	**344.123**
402	01	00	00	Productos alimenticios y agropecuarios	299.585	0	0	0	0	0	299.585
402	01	01	00	Alimentos y bebidas para personas	299.585	0	0	0	0	0	299.585
402	05	00	00	Productos de papel, cartón e impresos	3.450	0	0	0	0	0	3.450
402	05	03	00	Productos de papel y cartón para oficina	3.450	0	0	0	0	0	3.450
402	10	00	00	Productos varios y útiles diversos	41.088	0	0	0	0	0	41.088
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.424	0	0	0	0	0	5.424
402	10	08	00	Materiales para equipos de computación	35.664	0	0	0	0	0	35.664
403	**00**	**00**	**00**	**Servicios no personales**	**2.452.960**	**0**	**0**	**0**	**0**	**0**	**2.452.960**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.069.840	0	0	0	0	0	1.069.840
403	07	01	00	Publicidad y propaganda	263.840	0	0	0	0	0	263.840
403	07	02	00	Imprenta y reproducción	96.000	0	0	0	0	0	96.000
403	07	03	00	Relaciones sociales	710.000	0	0	0	0	0	710.000
403	09	00	00	Viáticos y pasajes	995.376	0	0	0	0	0	995.376
403	09	01	00	Viáticos y pasajes dentro del país	924.240	0	0	0	0	0	924.240
403	09	02	00	Viáticos y pasajes fuera del país	71.136	0	0	0	0	0	71.136
403	10	00	00	Servicios profesionales y técnicos	84.960	0	0	0	0	0	84.960
403	10	07	00	Servicios de capacitación y adiestramiento	84.960	0	0	0	0	0	84.960
403	18	00	00	Impuestos indirectos	302.784	0	0	0	0	0	302.784
403	18	01	00	Impuesto al valor agregado	302.784	0	0	0	0	0	302.784
404	**00**	**00**	**00**	**Activos reales**	**28.800**	**0**	**0**	**0**	**0**	**0**	**28.800**
404	12	00	00	Activos intangibles	28.800	0	0	0	0	0	28.800
404	12	04	00	Paquetes y programas de computación	28.800	0	0	0	0	0	28.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118059 350161000 TERRITORIALIZACION DE LA EDUCACION UNIVERSITARIA

OBJETIVO DEL PROYECTO: DESARROLLAR ACCIONES QUE GARANTICEN LA PLANIFICACIÓN Y EL SEGUIMIENTO DEL PROCESO DE MUNICIPALIZACIÓN Y TERRITORIALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, A FIN DE CONTRIBUIR AL DESARROLLO REGIONAL Y NACIONAL, MEDIANTE MECANISMOS DE PARTICIPACIÓN PROTAGÓNICA DE LAS REDES COMUNITARIAS UNIVERSITARIAS.

UNIDAD DE MEDIDA: DOCUMENTO

META: 30

RESPONSABLE/EJECUTOR: MUNICIPALIZACIÓN Y PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN SUPERIOR

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**19.271.423**	**0**	**0**	**0**	**0**	**0**	**19.271.423**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118059 350161000 TERRITORIALIZACION DE LA EDUCACION UNIVERSITARIA

OBJETIVO DEL PROYECTO: DESARROLLAR ACCIONES QUE GARANTICEN LA PLANIFICACIÓN Y EL SEGUIMIENTO DEL PROCESO DE MUNICIPALIZACIÓN Y TERRITORIALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, A FIN DE CONTRIBUIR AL DESARROLLO REGIONAL Y NACIONAL, MEDIANTE MECANISMOS DE PARTICIPACIÓN PROTAGÓNICA DE LAS REDES COMUNITARIAS UNIVERSITARIAS.

UNIDAD DE MEDIDA: DOCUMENTO

META: 30

RESPONSABLE/EJECUTOR: MUNICIPALIZACIÓN Y PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN SUPERIOR

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118059 350161000 TERRITORIALIZACION DE LA EDUCACION UNIVERSITARIA

OBJETIVO DEL PROYECTO: DESARROLLAR ACCIONES QUE GARANTICEN LA PLANIFICACIÓN Y EL SEGUIMIENTO DEL PROCESO DE MUNICIPALIZACIÓN Y TERRITORIALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, A FIN DE CONTRIBUIR AL DESARROLLO REGIONAL Y NACIONAL, MEDIANTE MECANISMOS DE PARTICIPACIÓN PROTAGÓNICA DE LAS REDES COMUNITARIAS UNIVERSITARIAS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 30

RESPONSABLE/EJECUTOR: MUNICIPALIZACIÓN Y PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN SUPERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350161001 FORTALECER LA PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN UNIVERSITARIA. FORTALECIENDO EL DESARROLLO ENDÓGENO

UNIDAD DE MEDIDA: INFORME **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MUNICIPALIZACIÓN Y TERRITORIALIZACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**16.445.540**	0	0	0	0	0	**16.445.540**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.992.024	0	0	0	0	0	1.992.024
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.107.697	0	0	0	0	0	1.107.697
401	01	18	00	Remuneraciones al personal contratado	255.306	0	0	0	0	0	255.306
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	23.385	0	0	0	0	0	23.385
401	01	99	00	Otras retribuciones	605.636	0	0	0	0	0	605.636
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	54.933	0	0	0	0	0	54.933
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	54.933	0	0	0	0	0	54.933
401	03	00	00	Primas	3.036.020	0	0	0	0	0	3.036.020
401	03	01	00	Primas por mérito a empleados	1.957.884	0	0	0	0	0	1.957.884
401	03	03	00	Primas por hogar a empleados	112.800	0	0	0	0	0	112.800
401	03	04	00	Primas por hijos a empleados	20.885	0	0	0	0	0	20.885
401	03	08	00	Primas de profesionalización a empleados	117.045	0	0	0	0	0	117.045
401	03	09	00	Primas por antigüedad a empleados	7.920	0	0	0	0	0	7.920
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	422.400	0	0	0	0	0	422.400
401	03	47	00	Primas al personal de alto nivel y de dirección	113.723	0	0	0	0	0	113.723
401	03	95	00	Otras primas al personal de alto nivel y de dirección	12.672	0	0	0	0	0	12.672
401	03	97	00	Otras primas a empleados	270.691	0	0	0	0	0	270.691
401	04	00	00	Complementos de sueldos y salarios	4.933.097	0	0	0	0	0	4.933.097
401	04	08	00	Bono compensatorio de alimentación a empleados	792.000	0	0	0	0	0	792.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	158.400	0	0	0	0	0	158.400
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.800	0	0	0	0	0	19.800
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	188.493	0	0	0	0	0	188.493

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118059 350161000 TERRITORIALIZACION DE LA EDUCACION UNIVERSITARIA

OBJETIVO DEL PROYECTO: DESARROLLAR ACCIONES QUE GARANTICEN LA PLANIFICACIÓN Y EL SEGUIMIENTO DEL PROCESO DE MUNICIPALIZACIÓN Y TERRITORIALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, A FIN DE CONTRIBUIR AL DESARROLLO REGIONAL Y NACIONAL, MEDIANTE MECANISMOS DE PARTICIPACIÓN PROTAGÓNICA DE LAS REDES COMUNITARIAS UNIVERSITARIAS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 30

RESPONSABLE/EJECUTOR: MUNICIPALIZACIÓN Y PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN SUPERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350161001 FORTALECER LA PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN UNIVERSITARIA. FORTALECIENDO EL DESARROLLO ENDÓGENO

UNIDAD DE MEDIDA: INFORME **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MUNICIPALIZACIÓN Y TERRITORIALIZACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	96	00	Otros complementos a empleados	3.229.725	0	0	0	0	0	3.229.725
401	04	98	00	Otros complementos al personal contratado	544.679	0	0	0	0	0	544.679
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.027.459	0	0	0	0	0	3.027.459
401	05	01	00	Aguinaldos a empleados	1.238.897	0	0	0	0	0	1.238.897
401	05	03	00	Bono vacacional a empleados	1.342.237	0	0	0	0	0	1.342.237
401	05	07	00	Aguinaldos al personal contratado	130.323	0	0	0	0	0	130.323
401	05	08	00	Bono vacacional al personal contratado	195.485	0	0	0	0	0	195.485
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	72.310	0	0	0	0	0	72.310
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	48.207	0	0	0	0	0	48.207
401	06	00	00	Aportes patronales y legales	599.795	0	0	0	0	0	599.795
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	233.417	0	0	0	0	0	233.417
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	129.449	0	0	0	0	0	129.449
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	77.806	0	0	0	0	0	77.806
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	44.090	0	0	0	0	0	44.090
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	51.870	0	0	0	0	0	51.870
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	22.978	0	0	0	0	0	22.978
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	5.106	0	0	0	0	0	5.106
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	12.749	0	0	0	0	0	12.749
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	8.499	0	0	0	0	0	8.499
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	4.250	0	0	0	0	0	4.250
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	2.833	0	0	0	0	0	2.833

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118059 350161000 TERRITORIALIZACION DE LA EDUCACION UNIVERSITARIA

OBJETIVO DEL PROYECTO: DESARROLLAR ACCIONES QUE GARANTICEN LA PLANIFICACIÓN Y EL SEGUIMIENTO DEL PROCESO DE MUNICIPALIZACIÓN Y TERRITORIALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, A FIN DE CONTRIBUIR AL DESARROLLO REGIONAL Y NACIONAL, MEDIANTE MECANISMOS DE PARTICIPACIÓN PROTAGÓNICA DE LAS REDES COMUNITARIAS UNIVERSITARIAS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 30

RESPONSABLE/EJECUTOR: MUNICIPALIZACIÓN Y PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN SUPERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350161001 FORTALECER LA PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN UNIVERSITARIA. FORTALECIENDO EL DESARROLLO ENDÓGENO

UNIDAD DE MEDIDA: INFORME **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MUNICIPALIZACIÓN Y TERRITORIALIZACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	2.408	0	0	0	0	0	2.408
401	06	95	00	Otros aportes legales por personal contratado	4.340	0	0	0	0	0	4.340
401	07	00	00	Asistencia socio-económica	772.770	0	0	0	0	0	772.770
401	07	02	00	Becas a empleados	60.000	0	0	0	0	0	60.000
401	07	03	00	Ayudas por matrimonio a empleados	14.739	0	0	0	0	0	14.739
401	07	04	00	Ayudas por nacimiento de hijos a empleados	14.739	0	0	0	0	0	14.739
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	262.947	0	0	0	0	0	262.947
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	196.800	0	0	0	0	0	196.800
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	164.000	0	0	0	0	0	164.000
401	07	33	00	Asistencia socio-económica al personal contratado	38.296	0	0	0	0	0	38.296
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	21.249	0	0	0	0	0	21.249
401	08	00	00	Prestaciones sociales e indemnizaciones	2.029.442	0	0	0	0	0	2.029.442
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.747.745	0	0	0	0	0	1.747.745
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	187.632	0	0	0	0	0	187.632
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	94.065	0	0	0	0	0	94.065
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**82.817**	**0**	**0**	**0**	**0**	**0**	**82.817**
402	01	00	00	Productos alimenticios y agropecuarios	82.817	0	0	0	0	0	82.817
402	01	01	00	Alimentos y bebidas para personas	82.817	0	0	0	0	0	82.817
403	**00**	**00**	**00**	**Servicios no personales**	**1.285.417**	**0**	**0**	**0**	**0**	**0**	**1.285.417**
403	07	00	00	Servicios de información, impresión y relaciones públicas	532.240	0	0	0	0	0	532.240
403	07	01	00	Publicidad y propaganda	74.240	0	0	0	0	0	74.240
403	07	02	00	Imprenta y reproducción	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118059 350161000 TERRITORIALIZACION DE LA EDUCACION UNIVERSITARIA

OBJETIVO DEL PROYECTO: DESARROLLAR ACCIONES QUE GARANTICEN LA PLANIFICACIÓN Y EL SEGUIMIENTO DEL PROCESO DE MUNICIPALIZACIÓN Y TERRITORIALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, A FIN DE CONTRIBUIR AL DESARROLLO REGIONAL Y NACIONAL, MEDIANTE MECANISMOS DE PARTICIPACIÓN PROTAGÓNICA DE LAS REDES COMUNITARIAS UNIVERSITARIAS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 30

RESPONSABLE/EJECUTOR: MUNICIPALIZACIÓN Y PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN SUPERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350161001 FORTALECER LA PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN UNIVERSITARIA. FORTALECIENDO EL DESARROLLO ENDÓGENO

UNIDAD DE MEDIDA: INFORME **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MUNICIPALIZACIÓN Y TERRITORIALIZACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	398.000	0	0	0	0	0	398.000
403	09	00	00	Viáticos y pasajes	606.576	0	0	0	0	0	606.576
403	09	01	00	Viáticos y pasajes dentro del país	591.600	0	0	0	0	0	591.600
403	09	02	00	Viáticos y pasajes fuera del país	14.976	0	0	0	0	0	14.976
403	18	00	00	Impuestos indirectos	146.601	0	0	0	0	0	146.601
403	18	01	00	Impuesto al valor agregado	146.601	0	0	0	0	0	146.601
				Totales	**17.813.774**	**0**	**0**	**0**	**0**	**0**	**17.813.774**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118059 350161000 TERRITORIALIZACION DE LA EDUCACION UNIVERSITARIA

OBJETIVO DEL PROYECTO: DESARROLLAR ACCIONES QUE GARANTICEN LA PLANIFICACIÓN Y EL SEGUIMIENTO DEL PROCESO DE MUNICIPALIZACIÓN Y TERRITORIALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, A FIN DE CONTRIBUIR AL DESARROLLO REGIONAL Y NACIONAL, MEDIANTE MECANISMOS DE PARTICIPACIÓN PROTAGÓNICA DE LAS REDES COMUNITARIAS UNIVERSITARIAS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 30

RESPONSABLE/EJECUTOR: MUNICIPALIZACIÓN Y PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN SUPERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350161002 IMPLEMENTACIÓN DE SISTEMAS INFORMÁTICOS PARA LA PLANIFICACIÓN ESTRATÉGICA DE LA EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCION DE MUNICIPALIZACIÓN Y TERRITORIALIZACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**261.306**	**0**	**0**	**0**	**0**	**0**	**261.306**
402	01	00	00	Productos alimenticios y agropecuarios	216.768	0	0	0	0	0	216.768
402	01	01	00	Alimentos y bebidas para personas	216.768	0	0	0	0	0	216.768
402	05	00	00	Productos de papel, cartón e impresos	3.450	0	0	0	0	0	3.450
402	05	03	00	Productos de papel y cartón para oficina	3.450	0	0	0	0	0	3.450
402	10	00	00	Productos varios y útiles diversos	41.088	0	0	0	0	0	41.088
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.424	0	0	0	0	0	5.424
402	10	08	00	Materiales para equipos de computación	35.664	0	0	0	0	0	35.664
403	**00**	**00**	**00**	**Servicios no personales**	**702.787**	**0**	**0**	**0**	**0**	**0**	**702.787**
403	07	00	00	Servicios de información, impresión y relaciones públicas	207.600	0	0	0	0	0	207.600
403	07	01	00	Publicidad y propaganda	171.600	0	0	0	0	0	171.600
403	07	02	00	Imprenta y reproducción	36.000	0	0	0	0	0	36.000
403	09	00	00	Viáticos y pasajes	388.800	0	0	0	0	0	388.800
403	09	01	00	Viáticos y pasajes dentro del país	332.640	0	0	0	0	0	332.640
403	09	02	00	Viáticos y pasajes fuera del país	56.160	0	0	0	0	0	56.160
403	18	00	00	Impuestos indirectos	106.387	0	0	0	0	0	106.387
403	18	01	00	Impuesto al valor agregado	106.387	0	0	0	0	0	106.387
404	**00**	**00**	**00**	**Activos reales**	**28.800**	**0**	**0**	**0**	**0**	**0**	**28.800**
404	12	00	00	Activos intangibles	28.800	0	0	0	0	0	28.800
404	12	04	00	Paquetes y programas de computación	28.800	0	0	0	0	0	28.800
				Totales	**992.893**	**0**	**0**	**0**	**0**	**0**	**992.893**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118059 350161000 TERRITORIALIZACION DE LA EDUCACION UNIVERSITARIA

OBJETIVO DEL PROYECTO: DESARROLLAR ACCIONES QUE GARANTICEN LA PLANIFICACIÓN Y EL SEGUIMIENTO DEL PROCESO DE MUNICIPALIZACIÓN Y TERRITORIALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, A FIN DE CONTRIBUIR AL DESARROLLO REGIONAL Y NACIONAL, MEDIANTE MECANISMOS DE PARTICIPACIÓN PROTAGÓNICA DE LAS REDES COMUNITARIAS UNIVERSITARIAS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 30

RESPONSABLE/EJECUTOR: MUNICIPALIZACIÓN Y PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN SUPERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350161003 DESARROLLO DE LAS BASES PARA LA SUSTENTABILIDAD FINANCIERO-PRESUPUESTARIA DEL SECTOR UNIVERSITARIO NACIONAL EN EL MARCO DE LA TERRITORIALIZACIÓN

UNIDAD DE MEDIDA: JORNADA / INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE MUNICIPALIZACIÓN Y TERRITORIALIZACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**464.756**	**0**	**0**	**0**	**0**	**0**	**464.756**
403	07	00	00	Servicios de información, impresión y relaciones públicas	330.000	0	0	0	0	0	330.000
403	07	01	00	Publicidad y propaganda	18.000	0	0	0	0	0	18.000
403	07	03	00	Relaciones sociales	312.000	0	0	0	0	0	312.000
403	10	00	00	Servicios profesionales y técnicos	84.960	0	0	0	0	0	84.960
403	10	07	00	Servicios de capacitación y adiestramiento	84.960	0	0	0	0	0	84.960
403	18	00	00	Impuestos indirectos	49.796	0	0	0	0	0	49.796
403	18	01	00	Impuesto al valor agregado	49.796	0	0	0	0	0	49.796
				Totales	**464.756**	**0**	**0**	**0**	**0**	**0**	**464.756**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118519 350162000 SISTEMA INTEGRADO DE INFORMACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: CONSTRUIR UN SISTEMA DE INFORMACIÓN QUE DE FUNDAMENTO ESTADÍSTICO A UN CUERPO DE INDICADORES A TRAVÉS DE LOS CUALES EVALUAR LA VINCULACION DE LAS POLÍTICAS, ACCIONES Y RESULTADOS DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA A LOS PROYECTOS ESTRATÉGICOS DE LA NACIÓN

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN

META: 1

RESPONSABLE/EJECUTOR: ESTADÍSTICA Y ANÁLISIS PROSPECTIVO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**241.478**	**0**	**0**	**0**	**0**	**0**	**241.478**
402	01	00	00	Productos alimenticios y agropecuarios	203.864	0	0	0	0	0	203.864
402	01	01	00	Alimentos y bebidas para personas	203.864	0	0	0	0	0	203.864
402	05	00	00	Productos de papel, cartón e impresos	32.170	0	0	0	0	0	32.170
402	05	03	00	Productos de papel y cartón para oficina	2.170	0	0	0	0	0	2.170
402	05	05	00	Material de enseñanza	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	5.444	0	0	0	0	0	5.444
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	740	0	0	0	0	0	740
402	10	08	00	Materiales para equipos de computación	4.704	0	0	0	0	0	4.704
403	**00**	**00**	**00**	**Servicios no personales**	**941.474**	**0**	**0**	**0**	**0**	**0**	**941.474**
403	07	00	00	Servicios de información, impresión y relaciones públicas	418.000	0	0	0	0	0	418.000
403	07	01	00	Publicidad y propaganda	18.000	0	0	0	0	0	18.000
403	07	03	00	Relaciones sociales	400.000	0	0	0	0	0	400.000
403	09	00	00	Viáticos y pasajes	396.720	0	0	0	0	0	396.720
403	09	01	00	Viáticos y pasajes dentro del país	396.720	0	0	0	0	0	396.720
403	18	00	00	Impuestos indirectos	126.754	0	0	0	0	0	126.754
403	18	01	00	Impuesto al valor agregado	126.754	0	0	0	0	0	126.754
				Totales	**1.182.952**	**0**	**0**	**0**	**0**	**0**	**1.182.952**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 35 - 21

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118519 350162000 SISTEMA INTEGRADO DE INFORMACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: CONSTRUIR UN SISTEMA DE INFORMACIÓN QUE DE FUNDAMENTO ESTADÍSTICO A UN CUERPO DE INDICADORES A TRAVÉS DE LOS CUALES EVALUAR LA VINCULACION DE LAS POLÍTICAS, ACCIONES Y RESULTADOS DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA A LOS PROYECTOS ESTRATÉGICOS DE LA NACIÓN

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: ESTADÍSTICA Y ANÁLISIS PROSPECTIVO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118519 350162000 SISTEMA INTEGRADO DE INFORMACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: CONSTRUIR UN SISTEMA DE INFORMACIÓN QUE DE FUNDAMENTO ESTADÍSTICO A UN CUERPO DE INDICADORES A TRAVÉS DE LOS CUALES EVALUAR LA VINCULACION DE LAS POLÍTICAS, ACCIONES Y RESULTADOS DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA A LOS PROYECTOS ESTRATÉGICOS DE LA NACIÓN

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: ESTADÍSTICA Y ANÁLISIS PROSPECTIVO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350162001 DESARROLLO DEL SISTEMA INTEGRADO DE INFORMACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 8

RESPONSABLE/EJECUTOR: OFICINA DE ESTADÍSTICA Y ANÁLISIS PROSPECTIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**235.718**	**0**	**0**	**0**	**0**	**0**	**235.718**
402	01	00	00	Productos alimenticios y agropecuarios	198.104	0	0	0	0	0	198.104
402	01	01	00	Alimentos y bebidas para personas	198.104	0	0	0	0	0	198.104
402	05	00	00	Productos de papel, cartón e impresos	32.170	0	0	0	0	0	32.170
402	05	03	00	Productos de papel y cartón para oficina	2.170	0	0	0	0	0	2.170
402	05	05	00	Material de enseñanza	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	5.444	0	0	0	0	0	5.444
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	740	0	0	0	0	0	740
402	10	08	00	Materiales para equipos de computación	4.704	0	0	0	0	0	4.704
403	**00**	**00**	**00**	**Servicios no personales**	**332.124**	**0**	**0**	**0**	**0**	**0**	**332.124**
403	07	00	00	Servicios de información, impresión y relaciones públicas	200.000	0	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	71.280	0	0	0	0	0	71.280
403	09	01	00	Viáticos y pasajes dentro del país	71.280	0	0	0	0	0	71.280
403	18	00	00	Impuestos indirectos	60.844	0	0	0	0	0	60.844
403	18	01	00	Impuesto al valor agregado	60.844	0	0	0	0	0	60.844
				Totales	**567.842**	**0**	**0**	**0**	**0**	**0**	**567.842**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118519 350162000 SISTEMA INTEGRADO DE INFORMACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: CONSTRUIR UN SISTEMA DE INFORMACIÓN QUE DE FUNDAMENTO ESTADÍSTICO A UN CUERPO DE INDICADORES A TRAVÉS DE LOS CUALES EVALUAR LA VINCULACION DE LAS POLÍTICAS, ACCIONES Y RESULTADOS DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA A LOS PROYECTOS ESTRATÉGICOS DE LA NACIÓN

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: ESTADÍSTICA Y ANÁLISIS PROSPECTIVO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350162002 DESARROLLAR CUERPO DE INDICADORES DEL SECTOR UNIVERSITARIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE ESTADÍSTICA Y ANÁLISIS PROSPECTIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.760**	**0**	**0**	**0**	**0**	**0**	**5.760**
402	01	00	00	Productos alimenticios y agropecuarios	5.760	0	0	0	0	0	5.760
402	01	01	00	Alimentos y bebidas para personas	5.760	0	0	0	0	0	5.760
403	**00**	**00**	**00**	**Servicios no personales**	**609.350**	**0**	**0**	**0**	**0**	**0**	**609.350**
403	07	00	00	Servicios de información, impresión y relaciones públicas	218.000	0	0	0	0	0	218.000
403	07	01	00	Publicidad y propaganda	18.000	0	0	0	0	0	18.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	325.440	0	0	0	0	0	325.440
403	09	01	00	Viáticos y pasajes dentro del país	325.440	0	0	0	0	0	325.440
403	18	00	00	Impuestos indirectos	65.910	0	0	0	0	0	65.910
403	18	01	00	Impuesto al valor agregado	65.910	0	0	0	0	0	65.910
				Totales	**615.110**	**0**	**0**	**0**	**0**	**0**	**615.110**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118538 350163000 POLÍTICAS DE PLANTA FÍSICA Y LAS DOTACIONES DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIAS

OBJETIVO DEL PROYECTO: FORMULAR LAS POLÍTICAS PARA UN MEJOR SEGUIMIENTO Y CONSOLIDACION DE LOS PROYECTOS DE INFRAESTRUCTURA Y DOTACIONES DE LA PLANTA FÍSICA DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: PLANTA FÍSICA Y DOTACIONES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**148.645**	**0**	**0**	**0**	**0**	**0**	**148.645**
402	01	00	00	Productos alimenticios y agropecuarios	126.505	0	0	0	0	0	126.505
402	01	01	00	Alimentos y bebidas para personas	126.505	0	0	0	0	0	126.505
402	05	00	00	Productos de papel, cartón e impresos	1.500	0	0	0	0	0	1.500
402	05	03	00	Productos de papel y cartón para oficina	1.500	0	0	0	0	0	1.500
402	10	00	00	Productos varios y útiles diversos	20.640	0	0	0	0	0	20.640
402	10	08	00	Materiales para equipos de computación	20.640	0	0	0	0	0	20.640
403	**00**	**00**	**00**	**Servicios no personales**	**3.006.450**	**0**	**0**	**0**	**0**	**0**	**3.006.450**
403	07	00	00	Servicios de información, impresión y relaciones públicas	350.000	0	0	0	0	0	350.000
403	07	01	00	Publicidad y propaganda	90.000	0	0	0	0	0	90.000
403	07	02	00	Imprenta y reproducción	60.000	0	0	0	0	0	60.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	142.080	0	0	0	0	0	142.080
403	09	01	00	Viáticos y pasajes dentro del país	142.080	0	0	0	0	0	142.080
403	10	00	00	Servicios profesionales y técnicos	2.173.230	0	0	0	0	0	2.173.230
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.802.640	0	0	0	0	0	1.802.640
403	10	99	00	Otros servicios profesionales y técnicos	370.590	0	0	0	0	0	370.590
403	18	00	00	Impuestos indirectos	341.140	0	0	0	0	0	341.140
403	18	01	00	Impuesto al valor agregado	341.140	0	0	0	0	0	341.140
404	**00**	**00**	**00**	**Activos reales**	**28.800**	**0**	**0**	**0**	**0**	**0**	**28.800**
404	12	00	00	Activos intangibles	28.800	0	0	0	0	0	28.800
404	12	04	00	Paquetes y programas de computación	28.800	0	0	0	0	0	28.800
				Totales	**3.183.895**	**0**	**0**	**0**	**0**	**0**	**3.183.895**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118538 350163000 POLÍTICAS DE PLANTA FÍSICA Y LAS DOTACIONES DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIAS

OBJETIVO DEL PROYECTO: FORMULAR LAS POLÍTICAS PARA UN MEJOR SEGUIMIENTO Y CONSOLIDACION DE LOS PROYECTOS DE INFRAESTRUCTURA Y DOTACIONES DE LA PLANTA FÍSICA DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: INFORME

META: 4

RESPONSABLE/EJECUTOR: PLANTA FÍSICA Y DOTACIONES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118538 350163000 POLÍTICAS DE PLANTA FÍSICA Y LAS DOTACIONES DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIAS

OBJETIVO DEL PROYECTO: FORMULAR LAS POLÍTICAS PARA UN MEJOR SEGUIMIENTO Y CONSOLIDACION DE LOS PROYECTOS DE INFRAESTRUCTURA Y DOTACIONES DE LA PLANTA FÍSICA DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: PLANTA FÍSICA Y DOTACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350163001 UNIFICACIÓN DE CRITERIOS PARA LA FORMULACIÓN DE LINEAMIENTOS Y ESTABLECIMIENTO DE PRIORIDADES PARA LA CULMINACIÓN DE OBRAS, ADECUACIONES Y NUEVAS CONSTRUCCIONES DE INFRAESTRUCTURA DE LAS IEU.

UNIDAD DE MEDIDA: LINEAMIENTO **META:** 2

RESPONSABLE/EJECUTOR: PLANTA FÍSICA Y DOTACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**140.250**	0	0	0	0	0	**140.250**
402	01	00	00	Productos alimenticios y agropecuarios	118.110	0	0	0	0	0	118.110
402	01	01	00	Alimentos y bebidas para personas	118.110	0	0	0	0	0	118.110
402	05	00	00	Productos de papel, cartón e impresos	1.500	0	0	0	0	0	1.500
402	05	03	00	Productos de papel y cartón para oficina	1.500	0	0	0	0	0	1.500
402	10	00	00	Productos varios y útiles diversos	20.640	0	0	0	0	0	20.640
402	10	08	00	Materiales para equipos de computación	20.640	0	0	0	0	0	20.640
403	**00**	**00**	**00**	**Servicios no personales**	**2.524.735**	0	0	0	0	0	**2.524.735**
403	07	00	00	Servicios de información, impresión y relaciones públicas	350.000	0	0	0	0	0	350.000
403	07	01	00	Publicidad y propaganda	90.000	0	0	0	0	0	90.000
403	07	02	00	Imprenta y reproducción	60.000	0	0	0	0	0	60.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	142.080	0	0	0	0	0	142.080
403	09	01	00	Viáticos y pasajes dentro del país	142.080	0	0	0	0	0	142.080
403	10	00	00	Servicios profesionales y técnicos	1.744.030	0	0	0	0	0	1.744.030
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.373.440	0	0	0	0	0	1.373.440
403	10	99	00	Otros servicios profesionales y técnicos	370.590	0	0	0	0	0	370.590
403	18	00	00	Impuestos indirectos	288.625	0	0	0	0	0	288.625
403	18	01	00	Impuesto al valor agregado	288.625	0	0	0	0	0	288.625
404	**00**	**00**	**00**	**Activos reales**	**28.800**	0	0	0	0	0	**28.800**
404	12	00	00	Activos intangibles	28.800	0	0	0	0	0	28.800
404	12	04	00	Paquetes y programas de computación	28.800	0	0	0	0	0	28.800
				Totales	**2.693.785**	0	0	0	0	0	**2.693.785**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118538 350163000 POLÍTICAS DE PLANTA FÍSICA Y LAS DOTACIONES DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIAS

OBJETIVO DEL PROYECTO: FORMULAR LAS POLÍTICAS PARA UN MEJOR SEGUIMIENTO Y CONSOLIDACION DE LOS PROYECTOS DE INFRAESTRUCTURA Y DOTACIONES DE LA PLANTA FÍSICA DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: PLANTA FÍSICA Y DOTACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350163002 FORMULACIÓN DE LINEAMIENTOS Y CRITERIOS PARA LA EVALUACIÓN DE PROYECTOS DE MANTENIMIENTO DE INFRAESTRUCTURA Y DOTACIÓN DE LAS IEU.

UNIDAD DE MEDIDA: LINEAMIENTO **META:** 2

RESPONSABLE/EJECUTOR: PLANTA FÍSICA Y DOTACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.395**	**0**	**0**	**0**	**0**	0	**8.395**
402	01	00	00	Productos alimenticios y agropecuarios	8.395	0	0	0	0	0	8.395
402	01	01	00	Alimentos y bebidas para personas	8.395	0	0	0	0	0	8.395
403	**00**	**00**	**00**	**Servicios no personales**	**481.715**	**0**	**0**	**0**	**0**	0	**481.715**
403	10	00	00	Servicios profesionales y técnicos	429.200	0	0	0	0	0	429.200
403	10	04	00	Servicios de ingeniería y arquitectónicos	429.200	0	0	0	0	0	429.200
403	18	00	00	Impuestos indirectos	52.515	0	0	0	0	0	52.515
403	18	01	00	Impuesto al valor agregado	52.515	0	0	0	0	0	52.515
				Totales	**490.110**	**0**	**0**	**0**	**0**	0	**490.110**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 119209 350164000 FORTALECIMIENTO DEL NUEVO MODELO EDUCATIVO UNIVERSITARIO

OBJETIVO DEL PROYECTO: FORTALECER EL NUEVO MODELO DE DESARROLLO ACADÉMICO EN LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA, ENMARCADO EN LA TRANSFORMACIÓN UNIVERSITARIA CON CALIDAD Y PERTINENCIA

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**45.858.548**	**0**	**0**	**0**	**0**	**0**	**45.858.548**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.220.245	0	0	0	0	0	5.220.245
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.117.747	0	0	0	0	0	3.117.747
401	01	18	00	Remuneraciones al personal contratado	414.903	0	0	0	0	0	414.903
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	23.385	0	0	0	0	0	23.385
401	01	99	00	Otras retribuciones	1.664.210	0	0	0	0	0	1.664.210
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	199.300	0	0	0	0	0	199.300
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	199.300	0	0	0	0	0	199.300
401	03	00	00	Primas	8.712.951	0	0	0	0	0	8.712.951
401	03	01	00	Primas por mérito a empleados	5.894.761	0	0	0	0	0	5.894.761
401	03	03	00	Primas por hogar a empleados	321.480	0	0	0	0	0	321.480
401	03	04	00	Primas por hijos a empleados	70.026	0	0	0	0	0	70.026
401	03	08	00	Primas de profesionalización a empleados	325.615	0	0	0	0	0	325.615
401	03	09	00	Primas por antigüedad a empleados	43.080	0	0	0	0	0	43.080
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.176.000	0	0	0	0	0	1.176.000
401	03	47	00	Primas al personal de alto nivel y de dirección	113.723	0	0	0	0	0	113.723
401	03	95	00	Otras primas al personal de alto nivel y de dirección	12.672	0	0	0	0	0	12.672
401	03	97	00	Otras primas a empleados	755.594	0	0	0	0	0	755.594
401	04	00	00	Complementos de sueldos y salarios	13.301.599	0	0	0	0	0	13.301.599
401	04	08	00	Bono compensatorio de alimentación a empleados	2.257.200	0	0	0	0	0	2.257.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	257.400	0	0	0	0	0	257.400
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.800	0	0	0	0	0	19.800
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	188.493	0	0	0	0	0	188.493
401	04	96	00	Otros complementos a empleados	9.693.537	0	0	0	0	0	9.693.537
401	04	98	00	Otros complementos al personal contratado	885.169	0	0	0	0	0	885.169
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.286.823	0	0	0	0	0	9.286.823
401	05	01	00	Aguinaldos a empleados	3.718.527	0	0	0	0	0	3.718.527
401	05	03	00	Bono vacacional a empleados	4.918.302	0	0	0	0	0	4.918.302
401	05	07	00	Aguinaldos al personal contratado	211.791	0	0	0	0	0	211.791

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 119209 350164000 FORTALECIMIENTO DEL NUEVO MODELO EDUCATIVO UNIVERSITARIO

OBJETIVO DEL PROYECTO: FORTALECER EL NUEVO MODELO DE DESARROLLO ACADÉMICO EN LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA, ENMARCADO EN LA TRANSFORMACIÓN UNIVERSITARIA CON CALIDAD Y PERTINENCIA

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	317.686	0	0	0	0	0	317.686
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	72.310	0	0	0	0	0	72.310
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	48.207	0	0	0	0	0	48.207
401	06	00	00	Aportes patronales y legales	1.676.779	0	0	0	0	0	1.676.779
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	674.768	0	0	0	0	0	674.768
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	416.252	0	0	0	0	0	416.252
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	224.923	0	0	0	0	0	224.923
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	127.456	0	0	0	0	0	127.456
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	149.949	0	0	0	0	0	149.949
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	37.341	0	0	0	0	0	37.341
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	8.298	0	0	0	0	0	8.298
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	12.749	0	0	0	0	0	12.749
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	8.499	0	0	0	0	0	8.499
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	4.250	0	0	0	0	0	4.250
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	2.833	0	0	0	0	0	2.833
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	2.408	0	0	0	0	0	2.408
401	06	95	00	Otros aportes legales por personal contratado	7.053	0	0	0	0	0	7.053
401	07	00	00	Asistencia socio-económica	1.754.068	0	0	0	0	0	1.754.068
401	07	02	00	Becas a empleados	120.000	0	0	0	0	0	120.000
401	07	03	00	Ayudas por matrimonio a empleados	14.739	0	0	0	0	0	14.739
401	07	04	00	Ayudas por nacimiento de hijos a empleados	14.739	0	0	0	0	0	14.739
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	963.506	0	0	0	0	0	963.506
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	393.600	0	0	0	0	0	393.600
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	164.000	0	0	0	0	0	164.000
401	07	33	00	Asistencia socio-económica al personal contratado	62.235	0	0	0	0	0	62.235
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	21.249	0	0	0	0	0	21.249
401	08	00	00	Prestaciones sociales e indemnizaciones	5.706.783	0	0	0	0	0	5.706.783

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 119209 350164000 FORTALECIMIENTO DEL NUEVO MODELO EDUCATIVO UNIVERSITARIO

OBJETIVO DEL PROYECTO: FORTALECER EL NUEVO MODELO DE DESARROLLO ACADÉMICO EN LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA, ENMARCADO EN LA TRANSFORMACIÓN UNIVERSITARIA CON CALIDAD Y PERTINENCIA

UNIDAD DE MEDIDA: MODELO

META: 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.307.793	0	0	0	0	0	5.307.793
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	304.925	0	0	0	0	0	304.925
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	94.065	0	0	0	0	0	94.065
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**169.571**	**0**	**0**	**0**	**0**	**0**	**169.571**
402	01	00	00	Productos alimenticios y agropecuarios	65.336	0	0	0	0	0	65.336
402	01	01	00	Alimentos y bebidas para personas	65.336	0	0	0	0	0	65.336
402	05	00	00	Productos de papel, cartón e impresos	4.235	0	0	0	0	0	4.235
402	05	03	00	Productos de papel y cartón para oficina	4.235	0	0	0	0	0	4.235
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.734.985**	**0**	**0**	**0**	**0**	**0**	**2.734.985**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.075.500	0	0	0	0	0	1.075.500
403	07	01	00	Publicidad y propaganda	11.500	0	0	0	0	0	11.500
403	07	02	00	Imprenta y reproducción	2.000	0	0	0	0	0	2.000
403	07	03	00	Relaciones sociales	1.062.000	0	0	0	0	0	1.062.000
403	09	00	00	Viáticos y pasajes	1.348.272	0	0	0	0	0	1.348.272
403	09	01	00	Viáticos y pasajes dentro del país	1.337.040	0	0	0	0	0	1.337.040
403	09	02	00	Viáticos y pasajes fuera del país	11.232	0	0	0	0	0	11.232
403	18	00	00	Impuestos indirectos	311.213	0	0	0	0	0	311.213
403	18	01	00	Impuesto al valor agregado	311.213	0	0	0	0	0	311.213
407	**00**	**00**	**00**	**Transferencias y donaciones**	**120.000**	**0**	**0**	**0**	**0**	**0**	**120.000**
407	01	00	00	Transferencias y donaciones corrientes internas	120.000	0	0	0	0	0	120.000
407	01	02	00	Donaciones corrientes internas al sector privado	120.000	0	0	0	0	0	120.000
407	01	02	01	Donaciones corrientes a personas	120.000	0	0	0	0	0	120.000
				Totales	**48.883.104**	**0**	**0**	**0**	**0**	**0**	**48.883.104**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 119209 350164000 FORTALECIMIENTO DEL NUEVO MODELO EDUCATIVO UNIVERSITARIO

OBJETIVO DEL PROYECTO: FORTALECER EL NUEVO MODELO DE DESARROLLO ACADÉMICO EN LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA, ENMARCADO EN LA TRANSFORMACIÓN UNIVERSITARIA CON CALIDAD Y PERTINENCIA

UNIDAD DE MEDIDA: MODELO

META: 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 119209 350164000 FORTALECIMIENTO DEL NUEVO MODELO EDUCATIVO UNIVERSITARIO

OBJETIVO DEL PROYECTO: FORTALECER EL NUEVO MODELO DE DESARROLLO ACADÉMICO EN LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA, ENMARCADO EN LA TRANSFORMACIÓN UNIVERSITARIA CON CALIDAD Y PERTINENCIA

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350164001 SENSIBILIZACIÓN DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA SOBRE EL PROCESO DE TRANSFORMACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: VIAJE REALIZADO **META:** 20

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADEMICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**45.858.548**	0	0	0	0	0	**45.858.548**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.220.245	0	0	0	0	0	5.220.245
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.117.747	0	0	0	0	0	3.117.747
401	01	18	00	Remuneraciones al personal contratado	414.903	0	0	0	0	0	414.903
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	23.385	0	0	0	0	0	23.385
401	01	99	00	Otras retribuciones	1.664.210	0	0	0	0	0	1.664.210
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	199.300	0	0	0	0	0	199.300
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	199.300	0	0	0	0	0	199.300
401	03	00	00	Primas	8.712.951	0	0	0	0	0	8.712.951
401	03	01	00	Primas por mérito a empleados	5.894.761	0	0	0	0	0	5.894.761
401	03	03	00	Primas por hogar a empleados	321.480	0	0	0	0	0	321.480
401	03	04	00	Primas por hijos a empleados	70.026	0	0	0	0	0	70.026
401	03	08	00	Primas de profesionalización a empleados	325.615	0	0	0	0	0	325.615
401	03	09	00	Primas por antigüedad a empleados	43.080	0	0	0	0	0	43.080
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.176.000	0	0	0	0	0	1.176.000
401	03	47	00	Primas al personal de alto nivel y de dirección	113.723	0	0	0	0	0	113.723
401	03	95	00	Otras primas al personal de alto nivel y de dirección	12.672	0	0	0	0	0	12.672
401	03	97	00	Otras primas a empleados	755.594	0	0	0	0	0	755.594
401	04	00	00	Complementos de sueldos y salarios	13.301.599	0	0	0	0	0	13.301.599
401	04	08	00	Bono compensatorio de alimentación a empleados	2.257.200	0	0	0	0	0	2.257.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	257.400	0	0	0	0	0	257.400
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.800	0	0	0	0	0	19.800
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	188.493	0	0	0	0	0	188.493
401	04	96	00	Otros complementos a empleados	9.693.537	0	0	0	0	0	9.693.537

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 119209 350164000 FORTALECIMIENTO DEL NUEVO MODELO EDUCATIVO UNIVERSITARIO

OBJETIVO DEL PROYECTO: FORTALECER EL NUEVO MODELO DE DESARROLLO ACADÉMICO EN LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA, ENMARCADO EN LA TRANSFORMACIÓN UNIVERSITARIA CON CALIDAD Y PERTINENCIA

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350164001 SENSIBILIZACIÓN DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA SOBRE EL PROCESO DE TRANSFORMACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: VIAJE REALIZADO **META:** 20

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADEMICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	98	00	Otros complementos al personal contratado	885.169	0	0	0	0	0	885.169
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.286.823	0	0	0	0	0	9.286.823
401	05	01	00	Aguinaldos a empleados	3.718.527	0	0	0	0	0	3.718.527
401	05	03	00	Bono vacacional a empleados	4.918.302	0	0	0	0	0	4.918.302
401	05	07	00	Aguinaldos al personal contratado	211.791	0	0	0	0	0	211.791
401	05	08	00	Bono vacacional al personal contratado	317.686	0	0	0	0	0	317.686
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	72.310	0	0	0	0	0	72.310
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	48.207	0	0	0	0	0	48.207
401	06	00	00	Aportes patronales y legales	1.676.779	0	0	0	0	0	1.676.779
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	674.768	0	0	0	0	0	674.768
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	416.252	0	0	0	0	0	416.252
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	224.923	0	0	0	0	0	224.923
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	127.456	0	0	0	0	0	127.456
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	149.949	0	0	0	0	0	149.949
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	37.341	0	0	0	0	0	37.341
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	8.298	0	0	0	0	0	8.298
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	12.749	0	0	0	0	0	12.749
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	8.499	0	0	0	0	0	8.499
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	4.250	0	0	0	0	0	4.250
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	2.833	0	0	0	0	0	2.833
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	2.408	0	0	0	0	0	2.408
401	06	95	00	Otros aportes legales por personal contratado	7.053	0	0	0	0	0	7.053

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 119209 350164000 FORTALECIMIENTO DEL NUEVO MODELO EDUCATIVO UNIVERSITARIO

OBJETIVO DEL PROYECTO: FORTALECER EL NUEVO MODELO DE DESARROLLO ACADÉMICO EN LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA, ENMARCADO EN LA TRANSFORMACIÓN UNIVERSITARIA CON CALIDAD Y PERTINENCIA

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350164001 SENSIBILIZACIÓN DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA SOBRE EL PROCESO DE TRANSFORMACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: VIAJE REALIZADO **META:** 20

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADEMICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	1.754.068	0	0	0	0	0	1.754.068
401	07	02	00	Becas a empleados	120.000	0	0	0	0	0	120.000
401	07	03	00	Ayudas por matrimonio a empleados	14.739	0	0	0	0	0	14.739
401	07	04	00	Ayudas por nacimiento de hijos a empleados	14.739	0	0	0	0	0	14.739
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	963.506	0	0	0	0	0	963.506
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	393.600	0	0	0	0	0	393.600
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	164.000	0	0	0	0	0	164.000
401	07	33	00	Asistencia socio-económica al personal contratado	62.235	0	0	0	0	0	62.235
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	21.249	0	0	0	0	0	21.249
401	08	00	00	Prestaciones sociales e indemnizaciones	5.706.783	0	0	0	0	0	5.706.783
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.307.793	0	0	0	0	0	5.307.793
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	304.925	0	0	0	0	0	304.925
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	94.065	0	0	0	0	0	94.065
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**23.520**	**0**	**0**	**0**	**0**	**0**	**23.520**
402	01	00	00	Productos alimenticios y agropecuarios	23.520	0	0	0	0	0	23.520
402	01	01	00	Alimentos y bebidas para personas	23.520	0	0	0	0	0	23.520
403	**00**	**00**	**00**	**Servicios no personales**	**979.379**	**0**	**0**	**0**	**0**	**0**	**979.379**
403	07	00	00	Servicios de información, impresión y relaciones públicas	234.000	0	0	0	0	0	234.000
403	07	03	00	Relaciones sociales	234.000	0	0	0	0	0	234.000
403	09	00	00	Viáticos y pasajes	637.920	0	0	0	0	0	637.920
403	09	01	00	Viáticos y pasajes dentro del país	637.920	0	0	0	0	0	637.920
403	18	00	00	Impuestos indirectos	107.459	0	0	0	0	0	107.459
403	18	01	00	Impuesto al valor agregado	107.459	0	0	0	0	0	107.459
				Totales	**46.861.447**	**0**	**0**	**0**	**0**	**0**	**46.861.447**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 119209 350164000 FORTALECIMIENTO DEL NUEVO MODELO EDUCATIVO UNIVERSITARIO

OBJETIVO DEL PROYECTO: FORTALECER EL NUEVO MODELO DE DESARROLLO ACADÉMICO EN LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA, ENMARCADO EN LA TRANSFORMACIÓN UNIVERSITARIA CON CALIDAD Y PERTINENCIA

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350164002 APOYO A LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA, CONTRIBUYENDO ASÍ A LA INTEGRACIÓN DE LAS MISMAS Y AL FORTALECIMIENTO DEL NUEVO MODELO DE DESARROLLO ACADÉMICO

UNIDAD DE MEDIDA: EVENTO **META:** 6

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADEMICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**112.272**	**0**	**0**	**0**	**0**	**0**	**112.272**
402	01	00	00	Productos alimenticios y agropecuarios	12.272	0	0	0	0	0	12.272
402	01	01	00	Alimentos y bebidas para personas	12.272	0	0	0	0	0	12.272
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**848.221**	**0**	**0**	**0**	**0**	**0**	**848.221**
403	07	00	00	Servicios de información, impresión y relaciones públicas	373.500	0	0	0	0	0	373.500
403	07	01	00	Publicidad y propaganda	11.500	0	0	0	0	0	11.500
403	07	02	00	Imprenta y reproducción	2.000	0	0	0	0	0	2.000
403	07	03	00	Relaciones sociales	360.000	0	0	0	0	0	360.000
403	09	00	00	Viáticos y pasajes	371.808	0	0	0	0	0	371.808
403	09	01	00	Viáticos y pasajes dentro del país	364.320	0	0	0	0	0	364.320
403	09	02	00	Viáticos y pasajes fuera del país	7.488	0	0	0	0	0	7.488
403	18	00	00	Impuestos indirectos	102.913	0	0	0	0	0	102.913
403	18	01	00	Impuesto al valor agregado	102.913	0	0	0	0	0	102.913
407	**00**	**00**	**00**	**Transferencias y donaciones**	**120.000**	**0**	**0**	**0**	**0**	**0**	**120.000**
407	01	00	00	Transferencias y donaciones corrientes internas	120.000	0	0	0	0	0	120.000
407	01	02	00	Donaciones corrientes internas al sector privado	120.000	0	0	0	0	0	120.000
407	01	02	01	Donaciones corrientes a personas	120.000	0	0	0	0	0	120.000
				Totales	**1.080.493**	**0**	**0**	**0**	**0**	**0**	**1.080.493**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 119209 350164000 FORTALECIMIENTO DEL NUEVO MODELO EDUCATIVO UNIVERSITARIO

OBJETIVO DEL PROYECTO: FORTALECER EL NUEVO MODELO DE DESARROLLO ACADÉMICO EN LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA, ENMARCADO EN LA TRANSFORMACIÓN UNIVERSITARIA CON CALIDAD Y PERTINENCIA

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350164003 FORMULACIÓN COLECTIVA DE POLÍTICAS Y PLANES PARA FORTALECER EL NUEVO MODELO DE DESARROLLO ACADÉMICO UNIVERSITARIO

UNIDAD DE MEDIDA: TALLER **META:** 6

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADEMICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**33.779**	**0**	**0**	**0**	**0**	0	**33.779**
402	01	00	00	Productos alimenticios y agropecuarios	29.544	0	0	0	0	0	29.544
402	01	01	00	Alimentos y bebidas para personas	29.544	0	0	0	0	0	29.544
402	05	00	00	Productos de papel, cartón e impresos	4.235	0	0	0	0	0	4.235
402	05	03	00	Productos de papel y cartón para oficina	4.235	0	0	0	0	0	4.235
403	**00**	**00**	**00**	**Servicios no personales**	**907.385**	**0**	**0**	**0**	**0**	0	**907.385**
403	07	00	00	Servicios de información, impresión y relaciones públicas	468.000	0	0	0	0	0	468.000
403	07	03	00	Relaciones sociales	468.000	0	0	0	0	0	468.000
403	09	00	00	Viáticos y pasajes	338.544	0	0	0	0	0	338.544
403	09	01	00	Viáticos y pasajes dentro del país	334.800	0	0	0	0	0	334.800
403	09	02	00	Viáticos y pasajes fuera del país	3.744	0	0	0	0	0	3.744
403	18	00	00	Impuestos indirectos	100.841	0	0	0	0	0	100.841
403	18	01	00	Impuesto al valor agregado	100.841	0	0	0	0	0	100.841
				Totales	**941.164**	**0**	**0**	**0**	**0**	0	**941.164**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 119103 350165000 SOCIALIZACIÓN DEL SISTEMA DE EVALUACIÓN, SUPERVISIÓN Y ACREDITACIÓN UNIVERSITARIA (SESA)

OBJETIVO DEL PROYECTO: DAR A CONOCER LOS PROCESOS DEL SISTEMA DE EVALUACIÓN, SUPERVISIÓN Y ACREDITACIÓN UNIVERSITARIA (SESA); A FIN DE PROMOVER, RECONOCER Y GARANTIZAR LA CALIDAD DE LAS INSTITUCIONES, CARRERAS Y PROGRAMAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: TALLER / JORNADA / REUNIÓN

META: 12

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**83.086**	**0**	**0**	**0**	**0**	**0**	**83.086**
402	01	00	00	Productos alimenticios y agropecuarios	83.086	0	0	0	0	0	83.086
402	01	01	00	Alimentos y bebidas para personas	83.086	0	0	0	0	0	83.086
403	**00**	**00**	**00**	**Servicios no personales**	**1.686.908**	**0**	**0**	**0**	**0**	**0**	**1.686.908**
403	07	00	00	Servicios de información, impresión y relaciones públicas	922.080	0	0	0	0	0	922.080
403	07	01	00	Publicidad y propaganda	298.080	0	0	0	0	0	298.080
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	0	30.000
403	07	03	00	Relaciones sociales	594.000	0	0	0	0	0	594.000
403	09	00	00	Viáticos y pasajes	575.184	0	0	0	0	0	575.184
403	09	01	00	Viáticos y pasajes dentro del país	552.720	0	0	0	0	0	552.720
403	09	02	00	Viáticos y pasajes fuera del país	22.464	0	0	0	0	0	22.464
403	18	00	00	Impuestos indirectos	189.644	0	0	0	0	0	189.644
403	18	01	00	Impuesto al valor agregado	189.644	0	0	0	0	0	189.644
				Totales	**1.769.994**	**0**	**0**	**0**	**0**	**0**	**1.769.994**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 119103 350165000 SOCIALIZACIÓN DEL SISTEMA DE EVALUACIÓN, SUPERVISIÓN Y ACREDITACIÓN UNIVERSITARIA (SESA)

OBJETIVO DEL PROYECTO: DAR A CONOCER LOS PROCESOS DEL SISTEMA DE EVALUACIÓN, SUPERVISIÓN Y ACREDITACIÓN UNIVERSITARIA (SESA); A FIN DE PROMOVER, RECONOCER Y GARANTIZAR LA CALIDAD DE LAS INSTITUCIONES, CARRERAS Y PROGRAMAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: TALLER / JORNADA / REUNIÓN

META: 12

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 119103 350165000 SOCIALIZACIÓN DEL SISTEMA DE EVALUACIÓN, SUPERVISIÓN Y ACREDITACIÓN UNIVERSITARIA (SESA)

OBJETIVO DEL PROYECTO: DAR A CONOCER LOS PROCESOS DEL SISTEMA DE EVALUACIÓN, SUPERVISIÓN Y ACREDITACIÓN UNIVERSITARIA (SESA); A FIN DE PROMOVER, RECONOCER Y GARANTIZAR LA CALIDAD DE LAS INSTITUCIONES, CARRERAS Y PROGRAMAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: TALLER / JORNADA / REUNIÓN **META:** 12

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350165001 FORMACIÓN SOBRE LOS PROCESOS DE EVALUACIÓN, SUPERVISIÓN Y ACREDITACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: TALLER / JORNADA / REUNIÓN **META:** 12

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADEMICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**83.086**	**0**	**0**	**0**	**0**	**0**	**83.086**
402	01	00	00	Productos alimenticios y agropecuarios	83.086	0	0	0	0	0	83.086
402	01	01	00	Alimentos y bebidas para personas	83.086	0	0	0	0	0	83.086
403	**00**	**00**	**00**	**Servicios no personales**	**1.686.908**	**0**	**0**	**0**	**0**	**0**	**1.686.908**
403	07	00	00	Servicios de información, impresión y relaciones públicas	922.080	0	0	0	0	0	922.080
403	07	01	00	Publicidad y propaganda	298.080	0	0	0	0	0	298.080
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	0	30.000
403	07	03	00	Relaciones sociales	594.000	0	0	0	0	0	594.000
403	09	00	00	Viáticos y pasajes	575.184	0	0	0	0	0	575.184
403	09	01	00	Viáticos y pasajes dentro del país	552.720	0	0	0	0	0	552.720
403	09	02	00	Viáticos y pasajes fuera del país	22.464	0	0	0	0	0	22.464
403	18	00	00	Impuestos indirectos	189.644	0	0	0	0	0	189.644
403	18	01	00	Impuesto al valor agregado	189.644	0	0	0	0	0	189.644
				Totales	**1.769.994**	**0**	**0**	**0**	**0**	**0**	**1.769.994**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118540 350166000 SISTEMA DE SUPERVISIÓN Y EVALUACIÓN DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: LOGRAR MEDIANTE LA IMPLANTACIÓN DEL SISTEMA DE EVALUACIÓN Y SUPERVISIÓN DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA, EL CUMPLIMIENTO DE LOS LINEAMIENTOS DICTADOS POR EL MINISTERIO DEL PODER POPULAR PAR LA EDUCACIÓN UNIVERSITARIA RELACIONADOS CON LOS PROCESOS ADMINISTRATIVOS Y ACADÉMICOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 48

RESPONSABLE/EJECUTOR: SUPERVISIÓN Y SEGUIMIENTO DE INSTITUCIONES DE EDUCACIÓN SUPERIOR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.847.654**	**0**	**0**	**0**	**0**	**0**	**2.847.654**
403	07	00	00	Servicios de información, impresión y relaciones públicas	162.096	0	0	0	0	0	162.096
403	07	01	00	Publicidad y propaganda	11.400	0	0	0	0	0	11.400
403	07	02	00	Imprenta y reproducción	42.696	0	0	0	0	0	42.696
403	07	03	00	Relaciones sociales	108.000	0	0	0	0	0	108.000
403	09	00	00	Viáticos y pasajes	2.325.120	0	0	0	0	0	2.325.120
403	09	01	00	Viáticos y pasajes dentro del pais	2.325.120	0	0	0	0	0	2.325.120
403	10	00	00	Servicios profesionales y técnicos	50.682	0	0	0	0	0	50.682
403	10	07	00	Servicios de capacitación y adiestramiento	16.992	0	0	0	0	0	16.992
403	10	99	00	Otros servicios profesionales y técnicos	33.690	0	0	0	0	0	33.690
403	18	00	00	Impuestos indirectos	309.756	0	0	0	0	0	309.756
403	18	01	00	Impuesto al valor agregado	309.756	0	0	0	0	0	309.756
404	**00**	**00**	**00**	**Activos reales**	**43.345**	**0**	**0**	**0**	**0**	**0**	**43.345**
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.195	0	0	0	0	0	4.195
404	05	01	00	Equipos de telecomunicaciones	4.195	0	0	0	0	0	4.195
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	22.800	0	0	0	0	0	22.800
404	07	02	00	Equipos de enseñanza, deporte y recreación	22.800	0	0	0	0	0	22.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.950	0	0	0	0	0	1.950
404	09	01	00	Mobiliario y equipos de oficina	1.950	0	0	0	0	0	1.950
404	12	00	00	Activos intangibles	14.400	0	0	0	0	0	14.400
404	12	04	00	Paquetes y programas de computación	14.400	0	0	0	0	0	14.400
				Totales	**2.890.999**	**0**	**0**	**0**	**0**	**0**	**2.890.999**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118540 350166000 SISTEMA DE SUPERVISIÓN Y EVALUACIÓN DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: LOGRAR MEDIANTE LA IMPLANTACIÓN DEL SISTEMA DE EVALUACIÓN Y SUPERVISIÓN DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA, EL CUMPLIMIENTO DE LOS LINEAMIENTOS DICTADOS POR EL MINISTERIO DEL PODER POPULAR PAR LA EDUCACIÓN UNIVERSITARIA RELACIONADOS CON LOS PROCESOS ADMINISTRATIVOS Y ACADÉMICOS.

UNIDAD DE MEDIDA: INSTITUCIÓN

META: 48

RESPONSABLE/EJECUTOR: SUPERVISIÓN Y SEGUIMIENTO DE INSTITUCIONES DE EDUCACIÓN SUPERIOR

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118540 350166000 SISTEMA DE SUPERVISIÓN Y EVALUACIÓN DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: LOGRAR MEDIANTE LA IMPLANTACIÓN DEL SISTEMA DE EVALUACIÓN Y SUPERVISIÓN DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA, EL CUMPLIMIENTO DE LOS LINEAMIENTOS DICTADOS POR EL MINISTERIO DEL PODER POPULAR PAR LA EDUCACIÓN UNIVERSITARIA RELACIONADOS CON LOS PROCESOS ADMINISTRATIVOS Y ACADÉMICOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 48

RESPONSABLE/EJECUTOR: SUPERVISIÓN Y SEGUIMIENTO DE INSTITUCIONES DE EDUCACIÓN SUPERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350166001 SUPERVISIÓN, ACOMPAÑAMIENTO Y SEGUIMIENTO DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA OFICIALES

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUPERVICIÓN Y SEGUIMIENTO DE LAS INSTITUCIONES DE EDUCACIÓN SUPERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.742.244**	**0**	**0**	**0**	**0**	**0**	**1.742.244**
403	07	00	00	Servicios de información, impresión y relaciones públicas	108.096	0	0	0	0	0	108.096
403	07	01	00	Publicidad y propaganda	11.400	0	0	0	0	0	11.400
403	07	02	00	Imprenta y reproducción	42.696	0	0	0	0	0	42.696
403	07	03	00	Relaciones sociales	54.000	0	0	0	0	0	54.000
403	09	00	00	Viáticos y pasajes	1.425.840	0	0	0	0	0	1.425.840
403	09	01	00	Viáticos y pasajes dentro del país	1.425.840	0	0	0	0	0	1.425.840
403	10	00	00	Servicios profesionales y técnicos	16.992	0	0	0	0	0	16.992
403	10	07	00	Servicios de capacitación y adiestramiento	16.992	0	0	0	0	0	16.992
403	18	00	00	Impuestos indirectos	191.316	0	0	0	0	0	191.316
403	18	01	00	Impuesto al valor agregado	191.316	0	0	0	0	0	191.316
404	**00**	**00**	**00**	**Activos reales**	**43.345**	**0**	**0**	**0**	**0**	**0**	**43.345**
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.195	0	0	0	0	0	4.195
404	05	01	00	Equipos de telecomunicaciones	4.195	0	0	0	0	0	4.195
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	22.800	0	0	0	0	0	22.800
404	07	02	00	Equipos de enseñanza, deporte y recreación	22.800	0	0	0	0	0	22.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.950	0	0	0	0	0	1.950
404	09	01	00	Mobiliario y equipos de oficina	1.950	0	0	0	0	0	1.950
404	12	00	00	Activos intangibles	14.400	0	0	0	0	0	14.400
404	12	04	00	Paquetes y programas de computación	14.400	0	0	0	0	0	14.400
				Totales	**1.785.589**	**0**	**0**	**0**	**0**	**0**	**1.785.589**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118540 350166000 SISTEMA DE SUPERVISIÓN Y EVALUACIÓN DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: LOGRAR MEDIANTE LA IMPLANTACIÓN DEL SISTEMA DE EVALUACIÓN Y SUPERVISIÓN DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA, EL CUMPLIMIENTO DE LOS LINEAMIENTOS DICTADOS POR EL MINISTERIO DEL PODER POPULAR PAR LA EDUCACIÓN UNIVERSITARIA RELACIONADOS CON LOS PROCESOS ADMINISTRATIVOS Y ACADÉMICOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 48

RESPONSABLE/EJECUTOR: SUPERVISIÓN Y SEGUIMIENTO DE INSTITUCIONES DE EDUCACIÓN SUPERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350166002 SUPERVISIÓN Y SEGUIMIENTO DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA PRIVADAS

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUPERVICIÓN Y SEGUIMIENTO DE LAS INSTITUCIONES DE EDUCACIÓN SUPERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.105.410**	**0**	**0**	**0**	**0**	**0**	**1.105.410**
403	07	00	00	Servicios de información, impresión y relaciones públicas	54.000	0	0	0	0	0	54.000
403	07	03	00	Relaciones sociales	54.000	0	0	0	0	0	54.000
403	09	00	00	Viáticos y pasajes	899.280	0	0	0	0	0	899.280
403	09	01	00	Viáticos y pasajes dentro del país	899.280	0	0	0	0	0	899.280
403	10	00	00	Servicios profesionales y técnicos	33.690	0	0	0	0	0	33.690
403	10	99	00	Otros servicios profesionales y técnicos	33.690	0	0	0	0	0	33.690
403	18	00	00	Impuestos indirectos	118.440	0	0	0	0	0	118.440
403	18	01	00	Impuesto al valor agregado	118.440	0	0	0	0	0	118.440
				Totales	**1.105.410**	**0**	**0**	**0**	**0**	**0**	**1.105.410**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118493 350167000 FORTALECIMIENTO DEL SISTEMA NACIONAL DE FORMACIÓN DOCENTE, ESTUDIOS AVANZADOS, INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA NACIONAL DE FORMACIÓN DOCENTE, ESTUDIOS AVANZADOS, INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO, ARTICULADAS A LAS REDES ACADÉMICAS PARA CONSOLIDAR LA TRANSFORMACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 26

RESPONSABLE/EJECUTOR: FORMACIÓN DOCENTE POSTGRADO, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**825.613**	**0**	**0**	**0**	**0**	**0**	**825.613**
402	01	00	00	Productos alimenticios y agropecuarios	24.613	0	0	0	0	0	24.613
402	01	01	00	Alimentos y bebidas para personas	24.613	0	0	0	0	0	24.613
402	05	00	00	Productos de papel, cartón e impresos	800.000	0	0	0	0	0	800.000
402	05	04	00	Libros, revistas y periódicos	800.000	0	0	0	0	0	800.000
402	08	00	00	Productos metálicos	1.000	0	0	0	0	0	1.000
402	08	99	00	Otros productos metálicos	1.000	0	0	0	0	0	1.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.319.885**	**0**	**0**	**0**	**0**	**0**	**5.319.885**
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.003.486	0	0	0	0	0	4.003.486
403	07	01	00	Publicidad y propaganda	124.046	0	0	0	0	0	124.046
403	07	02	00	Imprenta y reproducción	559.440	0	0	0	0	0	559.440
403	07	03	00	Relaciones sociales	2.680.000	0	0	0	0	0	2.680.000
403	07	04	00	Avisos	640.000	0	0	0	0	0	640.000
403	09	00	00	Viáticos y pasajes	657.360	0	0	0	0	0	657.360
403	09	01	00	Viáticos y pasajes dentro del país	657.360	0	0	0	0	0	657.360
403	18	00	00	Impuestos indirectos	659.039	0	0	0	0	0	659.039
403	18	01	00	Impuesto al valor agregado	659.039	0	0	0	0	0	659.039
404	**00**	**00**	**00**	**Activos reales**	**5.500**	**0**	**0**	**0**	**0**	**0**	**5.500**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.000	0	0	0	0	0	4.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	4.000	0	0	0	0	0	4.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.500	0	0	0	0	0	1.500
404	09	02	00	Equipos de computación	1.500	0	0	0	0	0	1.500
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.249.000**	**0**	**0**	**0**	**0**	**0**	**2.249.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.249.000	0	0	0	0	0	2.249.000
407	01	02	00	Donaciones corrientes internas al sector privado	2.249.000	0	0	0	0	0	2.249.000
407	01	02	01	Donaciones corrientes a personas	2.249.000	0	0	0	0	0	2.249.000
				Totales	**8.399.998**	**0**	**0**	**0**	**0**	**0**	**8.399.998**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118493 350167000 FORTALECIMIENTO DEL SISTEMA NACIONAL DE FORMACIÓN DOCENTE, ESTUDIOS AVANZADOS, INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA NACIONAL DE FORMACIÓN DOCENTE, ESTUDIOS AVANZADOS, INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO, ARTICULADAS A LAS REDES ACADÉMICAS PARA CONSOLIDAR LA TRANSFORMACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 26

RESPONSABLE/EJECUTOR: FORMACIÓN DOCENTE POSTGRADO, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118493 350167000 FORTALECIMIENTO DEL SISTEMA NACIONAL DE FORMACIÓN DOCENTE, ESTUDIOS AVANZADOS, INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA NACIONAL DE FORMACIÓN DOCENTE, ESTUDIOS AVANZADOS, INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO, ARTICULADAS A LAS REDES ACADÉMICAS PARA CONSOLIDAR LA TRANSFORMACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 26

RESPONSABLE/EJECUTOR: FORMACIÓN DOCENTE POSTGRADO, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350167001 FORTALECIMIENTO DEL SUBSISTEMA NACIONAL DE FORMACIÓN PARA LA DOCENCIA UNIVERSITARIA

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 26

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DOCENTE, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**800.000**	**0**	**0**	**0**	**0**	**0**	**800.000**
402	05	00	00	Productos de papel, cartón e impresos	800.000	0	0	0	0	0	800.000
402	05	04	00	Libros, revistas y periódicos	800.000	0	0	0	0	0	800.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.925.050**	**0**	**0**	**0**	**0**	**0**	**1.925.050**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.359.480	0	0	0	0	0	1.359.480
403	07	01	00	Publicidad y propaganda	73.000	0	0	0	0	0	73.000
403	07	02	00	Imprenta y reproducción	396.480	0	0	0	0	0	396.480
403	07	03	00	Relaciones sociales	650.000	0	0	0	0	0	650.000
403	07	04	00	Avisos	240.000	0	0	0	0	0	240.000
403	09	00	00	Viáticos y pasajes	273.600	0	0	0	0	0	273.600
403	09	01	00	Viáticos y pasajes dentro del país	273.600	0	0	0	0	0	273.600
403	18	00	00	Impuestos indirectos	291.970	0	0	0	0	0	291.970
403	18	01	00	Impuesto al valor agregado	291.970	0	0	0	0	0	291.970
407	**00**	**00**	**00**	**Transferencias y donaciones**	**795.000**	**0**	**0**	**0**	**0**	**0**	**795.000**
407	01	00	00	Transferencias y donaciones corrientes internas	795.000	0	0	0	0	0	795.000
407	01	02	00	Donaciones corrientes internas al sector privado	795.000	0	0	0	0	0	795.000
407	01	02	01	Donaciones corrientes a personas	795.000	0	0	0	0	0	795.000
				Totales	**3.520.050**	**0**	**0**	**0**	**0**	**0**	**3.520.050**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118493 350167000 FORTALECIMIENTO DEL SISTEMA NACIONAL DE FORMACIÓN DOCENTE, ESTUDIOS AVANZADOS, INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA NACIONAL DE FORMACIÓN DOCENTE, ESTUDIOS AVANZADOS, INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO, ARTICULADAS A LAS REDES ACADÉMICAS PARA CONSOLIDAR LA TRANSFORMACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 26

RESPONSABLE/EJECUTOR: FORMACIÓN DOCENTE POSTGRADO, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350167002 FORTALECIMIENTO DEL SUBSISTEMA NACIONAL DE POSTGRADO Y ESTUDIOS AVANZADOS

UNIDAD DE MEDIDA: INSTRUCCIÓN **META:** 26

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DOCENTE, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.870**	**0**	**0**	**0**	**0**	**0**	**13.870**
402	01	00	00	Productos alimenticios y agropecuarios	13.870	0	0	0	0	0	13.870
402	01	01	00	Alimentos y bebidas para personas	13.870	0	0	0	0	0	13.870
403	**00**	**00**	**00**	**Servicios no personales**	**697.999**	**0**	**0**	**0**	**0**	**0**	**697.999**
403	07	00	00	Servicios de información, impresión y relaciones públicas	542.526	0	0	0	0	0	542.526
403	07	01	00	Publicidad y propaganda	26.046	0	0	0	0	0	26.046
403	07	02	00	Imprenta y reproducción	156.480	0	0	0	0	0	156.480
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	07	04	00	Avisos	160.000	0	0	0	0	0	160.000
403	09	00	00	Viáticos y pasajes	79.200	0	0	0	0	0	79.200
403	09	01	00	Viáticos y pasajes dentro del país	79.200	0	0	0	0	0	79.200
403	18	00	00	Impuestos indirectos	76.273	0	0	0	0	0	76.273
403	18	01	00	Impuesto al valor agregado	76.273	0	0	0	0	0	76.273
				Totales	**711.869**	**0**	**0**	**0**	**0**	**0**	**711.869**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118493 350167000 FORTALECIMIENTO DEL SISTEMA NACIONAL DE FORMACIÓN DOCENTE, ESTUDIOS AVANZADOS, INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA NACIONAL DE FORMACIÓN DOCENTE, ESTUDIOS AVANZADOS, INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO, ARTICULADAS A LAS REDES ACADÉMICAS PARA CONSOLIDAR LA TRANSFORMACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 26

RESPONSABLE/EJECUTOR: FORMACIÓN DOCENTE POSTGRADO, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350167003 FORTALECIMIENTO DEL SUBSISTEMA NACIONAL DE INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 26

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DOCENTE, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.743**	**0**	**0**	**0**	**0**	**0**	**11.743**
402	01	00	00	Productos alimenticios y agropecuarios	10.743	0	0	0	0	0	10.743
402	01	01	00	Alimentos y bebidas para personas	10.743	0	0	0	0	0	10.743
402	08	00	00	Productos metálicos	1.000	0	0	0	0	0	1.000
402	08	99	00	Otros productos metálicos	1.000	0	0	0	0	0	1.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.696.836**	**0**	**0**	0	0	0	**2.696.836**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.101.480	0	0	0	0	0	2.101.480
403	07	01	00	Publicidad y propaganda	25.000	0	0	0	0	0	25.000
403	07	02	00	Imprenta y reproducción	6.480	0	0	0	0	0	6.480
403	07	03	00	Relaciones sociales	1.830.000	0	0	0	0	0	1.830.000
403	07	04	00	Avisos	240.000	0	0	0	0	0	240.000
403	09	00	00	Viáticos y pasajes	304.560	0	0	0	0	0	304.560
403	09	01	00	Viáticos y pasajes dentro del país	304.560	0	0	0	0	0	304.560
403	18	00	00	Impuestos indirectos	290.796	0	0	0	0	0	290.796
403	18	01	00	Impuesto al valor agregado	290.796	0	0	0	0	0	290.796
404	**00**	**00**	**00**	**Activos reales**	**5.500**	**0**	**0**	**0**	**0**	0	**5.500**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.000	0	0	0	0	0	4.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	4.000	0	0	0	0	0	4.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.500	0	0	0	0	0	1.500
404	09	02	00	Equipos de computación	1.500	0	0	0	0	0	1.500
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.454.000**	**0**	**0**	**0**	**0**	0	**1.454.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.454.000	0	0	0	0	0	1.454.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.454.000	0	0	0	0	0	1.454.000
407	01	02	01	Donaciones corrientes a personas	1.454.000	0	0	0	0	0	1.454.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118493 350167000 FORTALECIMIENTO DEL SISTEMA NACIONAL DE FORMACIÓN DOCENTE, ESTUDIOS AVANZADOS, INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA NACIONAL DE FORMACIÓN DOCENTE, ESTUDIOS AVANZADOS, INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO, ARTICULADAS A LAS REDES ACADÉMICAS PARA CONSOLIDAR LA TRANSFORMACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 26

RESPONSABLE/EJECUTOR: FORMACIÓN DOCENTE POSTGRADO, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350167003 FORTALECIMIENTO DEL SUBSISTEMA NACIONAL DE INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 26

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DOCENTE, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**4.168.079**	**0**	**0**	**0**	**0**	**0**	**4.168.079**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118133 350168000 DESARROLLO CURRICULAR DE LOS PROGRAMAS DE FORMACIÓN EN LAS INSTITUCIONES UNIVERSITARIAS

OBJETIVO DEL PROYECTO: DESARROLLAR EL CURRÍCULO DE LOS PROGRAMAS DE FORMACIÓN EN LAS INSTITUCIONES UNIVERSITARIAS

UNIDAD DE MEDIDA: PROGRAMA / PLAN **META:** 10

RESPONSABLE/EJECUTOR: CURRÍCULO Y PROGRAMAS NACIONALES DE FORMACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**597.571**	**0**	**0**	**0**	**0**	**0**	**597.571**
402	01	00	00	Productos alimenticios y agropecuarios	597.571	0	0	0	0	0	597.571
402	01	01	00	Alimentos y bebidas para personas	597.571	0	0	0	0	0	597.571
403	**00**	**00**	**00**	**Servicios no personales**	**1.827.926**	**0**	**0**	**0**	**0**	**0**	**1.827.926**
403	04	00	00	Servicios básicos	18.000	0	0	0	0	0	18.000
403	04	05	00	Servicio de comunicaciones	18.000	0	0	0	0	0	18.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	749.372	0	0	0	0	0	749.372
403	07	01	00	Publicidad y propaganda	106.490	0	0	0	0	0	106.490
403	07	02	00	Imprenta y reproducción	24.882	0	0	0	0	0	24.882
403	07	03	00	Relaciones sociales	558.000	0	0	0	0	0	558.000
403	07	04	00	Avisos	60.000	0	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	795.384	0	0	0	0	0	795.384
403	09	01	00	Viáticos y pasajes dentro del país	795.384	0	0	0	0	0	795.384
403	18	00	00	Impuestos indirectos	259.890	0	0	0	0	0	259.890
403	18	01	00	Impuesto al valor agregado	259.890	0	0	0	0	0	259.890
403	99	00	00	Otros servicios no personales	5.280	0	0	0	0	0	5.280
403	99	01	00	Otros servicios no personales	5.280	0	0	0	0	0	5.280
				Totales	**2.425.497**	**0**	**0**	**0**	**0**	**0**	**2.425.497**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118133 350168000 DESARROLLO CURRICULAR DE LOS PROGRAMAS DE FORMACIÓN EN LAS INSTITUCIONES UNIVERSITARIAS

OBJETIVO DEL PROYECTO: DESARROLLAR EL CURRÍCULO DE LOS PROGRAMAS DE FORMACIÓN EN LAS INSTITUCIONES UNIVERSITARIAS

UNIDAD DE MEDIDA: PROGRAMA / PLAN

META: 10

RESPONSABLE/EJECUTOR: CURRÍCULO Y PROGRAMAS NACIONALES DE FORMACIÓN

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118133 350168000 DESARROLLO CURRICULAR DE LOS PROGRAMAS DE FORMACIÓN EN LAS INSTITUCIONES UNIVERSITARIAS

OBJETIVO DEL PROYECTO: DESARROLLAR EL CURRÍCULO DE LOS PROGRAMAS DE FORMACIÓN EN LAS INSTITUCIONES UNIVERSITARIAS

UNIDAD DE MEDIDA: PROGRAMA / PLAN **META:** 10

RESPONSABLE/EJECUTOR: CURRÍCULO Y PROGRAMAS NACIONALES DE FORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350168001 ACOMPAÑAR LA GESTIÓN ACADÉMICA DE LOS PROGRAMAS NACIONALES DE FORMACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 69

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO Y PNF

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**155.892**	**0**	**0**	**0**	**0**	**0**	**155.892**
402	01	00	00	Productos alimenticios y agropecuarios	155.892	0	0	0	0	0	155.892
402	01	01	00	Alimentos y bebidas para personas	155.892	0	0	0	0	0	155.892
403	**00**	**00**	**00**	**Servicios no personales**	**809.711**	**0**	**0**	**0**	**0**	**0**	**809.711**
403	04	00	00	Servicios básicos	18.000	0	0	0	0	0	18.000
403	04	05	00	Servicio de comunicaciones	18.000	0	0	0	0	0	18.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	466.490	0	0	0	0	0	466.490
403	07	01	00	Publicidad y propaganda	106.490	0	0	0	0	0	106.490
403	07	03	00	Relaciones sociales	300.000	0	0	0	0	0	300.000
403	07	04	00	Avisos	60.000	0	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	216.480	0	0	0	0	0	216.480
403	09	01	00	Viáticos y pasajes dentro del país	216.480	0	0	0	0	0	216.480
403	18	00	00	Impuestos indirectos	103.461	0	0	0	0	0	103.461
403	18	01	00	Impuesto al valor agregado	103.461	0	0	0	0	0	103.461
403	99	00	00	Otros servicios no personales	5.280	0	0	0	0	0	5.280
403	99	01	00	Otros servicios no personales	5.280	0	0	0	0	0	5.280
				Totales	**965.603**	**0**	**0**	**0**	**0**	**0**	**965.603**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118133 350168000 DESARROLLO CURRICULAR DE LOS PROGRAMAS DE FORMACIÓN EN LAS INSTITUCIONES UNIVERSITARIAS

OBJETIVO DEL PROYECTO: DESARROLLAR EL CURRÍCULO DE LOS PROGRAMAS DE FORMACIÓN EN LAS INSTITUCIONES UNIVERSITARIAS

UNIDAD DE MEDIDA: PROGRAMA / PLAN **META:** 10

RESPONSABLE/EJECUTOR: CURRÍCULO Y PROGRAMAS NACIONALES DE FORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350168002 EVALUAR EL CURRÍCULO DE LAS CARRERAS DE LAS INSTITUCIONES UNIVERSITARIAS DE GESTIÓN PÚBLICA Y PRIVADA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 110

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO Y PNF

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**132.090**	**0**	**0**	**0**	**0**	**0**	**132.090**
402	01	00	00	Productos alimenticios y agropecuarios	132.090	0	0	0	0	0	132.090
402	01	01	00	Alimentos y bebidas para personas	132.090	0	0	0	0	0	132.090
403	**00**	**00**	**00**	**Servicios no personales**	**469.800**	**0**	**0**	**0**	**0**	**0**	**469.800**
403	07	00	00	Servicios de información, impresión y relaciones públicas	108.882	0	0	0	0	0	108.882
403	07	02	00	Imprenta y reproducción	882	0	0	0	0	0	882
403	07	03	00	Relaciones sociales	108.000	0	0	0	0	0	108.000
403	09	00	00	Viáticos y pasajes	296.424	0	0	0	0	0	296.424
403	09	01	00	Viáticos y pasajes dentro del país	296.424	0	0	0	0	0	296.424
403	18	00	00	Impuestos indirectos	64.494	0	0	0	0	0	64.494
403	18	01	00	Impuesto al valor agregado	64.494	0	0	0	0	0	64.494
				Totales	**601.890**	**0**	**0**	**0**	**0**	**0**	**601.890**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118133 350168000 DESARROLLO CURRICULAR DE LOS PROGRAMAS DE FORMACIÓN EN LAS INSTITUCIONES UNIVERSITARIAS

OBJETIVO DEL PROYECTO: DESARROLLAR EL CURRÍCULO DE LOS PROGRAMAS DE FORMACIÓN EN LAS INSTITUCIONES UNIVERSITARIAS

UNIDAD DE MEDIDA: PROGRAMA / PLAN **META:** 10

RESPONSABLE/EJECUTOR: CURRÍCULO Y PROGRAMAS NACIONALES DE FORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350168003 DISEÑAR Y REDISEÑAR EL CURRÍCULO DE LOS PROGRAMAS NACIONALES DE FORMACIÓN EN EL MARCO DE LA MISIÓN SUCRE Y MISIÓN ALMA MATER

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 14

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRICULUM Y PNF

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**309.589**	**0**	**0**	**0**	**0**	**0**	**309.589**
402	01	00	00	Productos alimenticios y agropecuarios	309.589	0	0	0	0	0	309.589
402	01	01	00	Alimentos y bebidas para personas	309.589	0	0	0	0	0	309.589
403	**00**	**00**	**00**	**Servicios no personales**	**548.415**	**0**	**0**	**0**	**0**	**0**	**548.415**
403	07	00	00	Servicios de información, impresión y relaciones públicas	174.000	0	0	0	0	0	174.000
403	07	02	00	Imprenta y reproducción	24.000	0	0	0	0	0	24.000
403	07	03	00	Relaciones sociales	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	282.480	0	0	0	0	0	282.480
403	09	01	00	Viáticos y pasajes dentro del país	282.480	0	0	0	0	0	282.480
403	18	00	00	Impuestos indirectos	91.935	0	0	0	0	0	91.935
403	18	01	00	Impuesto al valor agregado	91.935	0	0	0	0	0	91.935
				Totales	**858.004**	**0**	**0**	**0**	**0**	**0**	**858.004**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118290 350169000 SISTEMA NACIONAL DE RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO

OBJETIVO DEL PROYECTO: FORTALECER ESTRATÉGICAMENTE A LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA CON RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO EN EL MARCO DE LA TRANSFORMACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 15

RESPONSABLE/EJECUTOR: RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**978.096**	**0**	**0**	**0**	**0**	**0**	**978.096**
402	01	00	00	Productos alimenticios y agropecuarios	56.496	0	0	0	0	0	56.496
402	01	01	00	Alimentos y bebidas para personas	56.496	0	0	0	0	0	56.496
402	05	00	00	Productos de papel, cartón e impresos	201.600	0	0	0	0	0	201.600
402	05	04	00	Libros, revistas y periódicos	201.600	0	0	0	0	0	201.600
402	10	00	00	Productos varios y útiles diversos	720.000	0	0	0	0	0	720.000
402	10	08	00	Materiales para equipos de computación	720.000	0	0	0	0	0	720.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.251.947**	**0**	**0**	**0**	**0**	**0**	**2.251.947**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.531.245	0	0	0	0	0	1.531.245
403	07	01	00	Publicidad y propaganda	245.945	0	0	0	0	0	245.945
403	07	02	00	Imprenta y reproducción	257.300	0	0	0	0	0	257.300
403	07	03	00	Relaciones sociales	888.000	0	0	0	0	0	888.000
403	07	04	00	Avisos	140.000	0	0	0	0	0	140.000
403	09	00	00	Viáticos y pasajes	41.088	0	0	0	0	0	41.088
403	09	01	00	Viáticos y pasajes dentro del país	41.088	0	0	0	0	0	41.088
403	10	00	00	Servicios profesionales y técnicos	333.530	0	0	0	0	0	333.530
403	10	99	00	Otros servicios profesionales y técnicos	333.530	0	0	0	0	0	333.530
403	18	00	00	Impuestos indirectos	346.084	0	0	0	0	0	346.084
403	18	01	00	Impuesto al valor agregado	346.084	0	0	0	0	0	346.084
				Totales	**3.230.043**	**0**	**0**	**0**	**0**	**0**	**3.230.043**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118290 350169000 SISTEMA NACIONAL DE RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO

OBJETIVO DEL PROYECTO: FORTALECER ESTRATÉGICAMENTE A LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA CON RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO EN EL MARCO DE LA TRANSFORMACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: INSTITUCIÓN

META: 15

RESPONSABLE/EJECUTOR: RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118290 350169000 SISTEMA NACIONAL DE RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO

OBJETIVO DEL PROYECTO: FORTALECER ESTRATÉGICAMENTE A LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA CON RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO EN EL MARCO DE LA TRANSFORMACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 15

RESPONSABLE/EJECUTOR: RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350169001 DESARROLLO DE POLÍTICAS PARA EL FORTALECIMIENTO DE LOS SERVICIOS BIBLIOTECARIOS DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: INSTITUCIÓN FORTALECIDA **META:** 16

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**927.424**	**0**	**0**	**0**	**0**	**0**	**927.424**
402	01	00	00	Productos alimenticios y agropecuarios	9.824	0	0	0	0	0	9.824
402	01	01	00	Alimentos y bebidas para personas	9.824	0	0	0	0	0	9.824
402	05	00	00	Productos de papel, cartón e impresos	197.600	0	0	0	0	0	197.600
402	05	04	00	Libros, revistas y periódicos	197.600	0	0	0	0	0	197.600
402	10	00	00	Productos varios y útiles diversos	720.000	0	0	0	0	0	720.000
402	10	08	00	Materiales para equipos de computación	720.000	0	0	0	0	0	720.000
403	**00**	**00**	**00**	**Servicios no personales**	**603.264**	**0**	**0**	**0**	**0**	**0**	**603.264**
403	07	00	00	Servicios de información, impresión y relaciones públicas	429.850	0	0	0	0	0	429.850
403	07	01	00	Publicidad y propaganda	11.850	0	0	0	0	0	11.850
403	07	03	00	Relaciones sociales	378.000	0	0	0	0	0	378.000
403	07	04	00	Avisos	40.000	0	0	0	0	0	40.000
403	09	00	00	Viáticos y pasajes	9.408	0	0	0	0	0	9.408
403	09	01	00	Viáticos y pasajes dentro del país	9.408	0	0	0	0	0	9.408
403	18	00	00	Impuestos indirectos	164.006	0	0	0	0	0	164.006
403	18	01	00	Impuesto al valor agregado	164.006	0	0	0	0	0	164.006
				Totales	**1.530.688**	**0**	**0**	**0**	**0**	**0**	**1.530.688**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118290 350169000 SISTEMA NACIONAL DE RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO

OBJETIVO DEL PROYECTO: FORTALECER ESTRATÉGICAMENTE A LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA CON RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO EN EL MARCO DE LA TRANSFORMACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 15

RESPONSABLE/EJECUTOR: RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350169002 FORTALECIMIENTO DE SISTEMAS TECNOLÓGICOS EDUCATIVOS PARA LA TRANSFORMACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**42.472**	**0**	**0**	**0**	**0**	0	**42.472**
402	01	00	00	Productos alimenticios y agropecuarios	42.472	0	0	0	0	0	42.472
402	01	01	00	Alimentos y bebidas para personas	42.472	0	0	0	0	0	42.472
403	**00**	**00**	**00**	**Servicios no personales**	**141.734**	**0**	**0**	**0**	**0**	0	**141.734**
403	07	00	00	Servicios de información, impresión y relaciones públicas	99.535	0	0	0	0	0	99.535
403	07	01	00	Publicidad y propaganda	99.535	0	0	0	0	0	99.535
403	10	00	00	Servicios profesionales y técnicos	22.460	0	0	0	0	0	22.460
403	10	99	00	Otros servicios profesionales y técnicos	22.460	0	0	0	0	0	22.460
403	18	00	00	Impuestos indirectos	19.739	0	0	0	0	0	19.739
403	18	01	00	Impuesto al valor agregado	19.739	0	0	0	0	0	19.739
				Totales	**184.206**	**0**	**0**	**0**	**0**	0	**184.206**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118290 350169000 SISTEMA NACIONAL DE RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO

OBJETIVO DEL PROYECTO: FORTALECER ESTRATÉGICAMENTE A LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA CON RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO EN EL MARCO DE LA TRANSFORMACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 15

RESPONSABLE/EJECUTOR: RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350169003 DESARROLLO DE POLÍTICAS DE SOCIALIZACIÓN DEL CONOCIMIENTO EN EL MARCO DE LA TRANSFORMACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: PROMOCIÓN **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.200**	**0**	**0**	**0**	**0**	0	**8.200**
402	01	00	00	Productos alimenticios y agropecuarios	4.200	0	0	0	0	0	4.200
402	01	01	00	Alimentos y bebidas para personas	4.200	0	0	0	0	0	4.200
402	05	00	00	Productos de papel, cartón e impresos	4.000	0	0	0	0	0	4.000
402	05	04	00	Libros, revistas y periódicos	4.000	0	0	0	0	0	4.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.506.949**	**0**	**0**	**0**	**0**	0	**1.506.949**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.001.860	0	0	0	0	0	1.001.860
403	07	01	00	Publicidad y propaganda	134.560	0	0	0	0	0	134.560
403	07	02	00	Imprenta y reproducción	257.300	0	0	0	0	0	257.300
403	07	03	00	Relaciones sociales	510.000	0	0	0	0	0	510.000
403	07	04	00	Avisos	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	31.680	0	0	0	0	0	31.680
403	09	01	00	Viáticos y pasajes dentro del país	31.680	0	0	0	0	0	31.680
403	10	00	00	Servicios profesionales y técnicos	311.070	0	0	0	0	0	311.070
403	10	99	00	Otros servicios profesionales y técnicos	311.070	0	0	0	0	0	311.070
403	18	00	00	Impuestos indirectos	162.339	0	0	0	0	0	162.339
403	18	01	00	Impuesto al valor agregado	162.339	0	0	0	0	0	162.339
				Totales	**1.515.149**	**0**	**0**	**0**	**0**	0	**1.515.149**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118266 350170000 FORTALECER EL SISTEMA NACIONAL DE SERVICIOS ESTUDIANTILES PARA GARANTIZAR EL BUEN VIVIR DE LOS ESTUDIANTES UNIVERSITARIOS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: APOYO A LAS POLÍTICAS DE ATENCIÓN AL ESTUDIANTE UNIVERSITARIO .

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 2

RESPONSABLE/EJECUTOR: CALIDAD DE VIDA ESTUDIANTIL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**39.293.131**	**0**	**0**	**0**	**0**	**0**	**39.293.131**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.648.868	0	0	0	0	0	4.648.868
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.600.665	0	0	0	0	0	2.600.665
401	01	18	00	Remuneraciones al personal contratado	597.129	0	0	0	0	0	597.129
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	23.385	0	0	0	0	0	23.385
401	01	99	00	Otras retribuciones	1.427.689	0	0	0	0	0	1.427.689
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	160.714	0	0	0	0	0	160.714
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	160.714	0	0	0	0	0	160.714
401	03	00	00	Primas	7.004.996	0	0	0	0	0	7.004.996
401	03	01	00	Primas por mérito a empleados	4.784.708	0	0	0	0	0	4.784.708
401	03	03	00	Primas por hogar a empleados	265.080	0	0	0	0	0	265.080
401	03	04	00	Primas por hijos a empleados	62.654	0	0	0	0	0	62.654
401	03	08	00	Primas de profesionalización a empleados	284.166	0	0	0	0	0	284.166
401	03	09	00	Primas por antigüedad a empleados	29.520	0	0	0	0	0	29.520
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	816.000	0	0	0	0	0	816.000
401	03	47	00	Primas al personal de alto nivel y de dirección	113.723	0	0	0	0	0	113.723
401	03	95	00	Otras primas al personal de alto nivel y de dirección	12.672	0	0	0	0	0	12.672
401	03	97	00	Otras primas a empleados	636.473	0	0	0	0	0	636.473
401	04	00	00	Complementos de sueldos y salarios	11.634.842	0	0	0	0	0	11.634.842
401	04	08	00	Bono compensatorio de alimentación a empleados	1.861.200	0	0	0	0	0	1.861.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	376.200	0	0	0	0	0	376.200
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.800	0	0	0	0	0	19.800
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	188.493	0	0	0	0	0	188.493
401	04	96	00	Otros complementos a empleados	7.915.212	0	0	0	0	0	7.915.212
401	04	98	00	Otros complementos al personal contratado	1.273.937	0	0	0	0	0	1.273.937
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.957.508	0	0	0	0	0	7.957.508
401	05	01	00	Aguinaldos a empleados	3.036.350	0	0	0	0	0	3.036.350
401	05	03	00	Bono vacacional a empleados	4.038.616	0	0	0	0	0	4.038.616
401	05	07	00	Aguinaldos al personal contratado	304.810	0	0	0	0	0	304.810

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118266 350170000 FORTALECER EL SISTEMA NACIONAL DE SERVICIOS ESTUDIANTILES PARA GARANTIZAR EL BUEN VIVIR DE LOS ESTUDIANTES UNIVERSITARIOS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: APOYO A LAS POLÍTICAS DE ATENCIÓN AL ESTUDIANTE UNIVERSITARIO .

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 2

RESPONSABLE/EJECUTOR: CALIDAD DE VIDA ESTUDIANTIL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	457.215	0	0	0	0	0	457.215
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	72.310	0	0	0	0	0	72.310
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	48.207	0	0	0	0	0	48.207
401	06	00	00	Aportes patronales y legales	1.408.586	0	0	0	0	0	1.408.586
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	550.324	0	0	0	0	0	550.324
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	342.002	0	0	0	0	0	342.002
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	183.441	0	0	0	0	0	183.441
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	103.950	0	0	0	0	0	103.950
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	122.294	0	0	0	0	0	122.294
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	53.742	0	0	0	0	0	53.742
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	11.943	0	0	0	0	0	11.943
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	12.749	0	0	0	0	0	12.749
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	8.499	0	0	0	0	0	8.499
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	4.250	0	0	0	0	0	4.250
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	2.833	0	0	0	0	0	2.833
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	2.408	0	0	0	0	0	2.408
401	06	95	00	Otros aportes legales por personal contratado	10.151	0	0	0	0	0	10.151
401	07	00	00	Asistencia socio-económica	1.609.070	0	0	0	0	0	1.609.070
401	07	02	00	Becas a empleados	120.000	0	0	0	0	0	120.000
401	07	03	00	Ayudas por matrimonio a empleados	14.739	0	0	0	0	0	14.739
401	07	04	00	Ayudas por nacimiento de hijos a empleados	14.739	0	0	0	0	0	14.739
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	791.174	0	0	0	0	0	791.174
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	393.600	0	0	0	0	0	393.600
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	164.000	0	0	0	0	0	164.000
401	07	33	00	Asistencia socio-económica al personal contratado	89.569	0	0	0	0	0	89.569
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	21.249	0	0	0	0	0	21.249
401	08	00	00	Prestaciones sociales e indemnizaciones	4.868.547	0	0	0	0	0	4.868.547

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118266 350170000 FORTALECER EL SISTEMA NACIONAL DE SERVICIOS ESTUDIANTILES PARA GARANTIZAR EL BUEN VIVIR DE LOS ESTUDIANTES UNIVERSITARIOS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: APOYO A LAS POLÍTICAS DE ATENCIÓN AL ESTUDIANTE UNIVERSITARIO .

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 2

RESPONSABLE/EJECUTOR: CALIDAD DE VIDA ESTUDIANTIL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.335.633	0	0	0	0	0	4.335.633
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	438.848	0	0	0	0	0	438.848
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	94.066	0	0	0	0	0	94.066
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.622.153**	**0**	**0**	**0**	**0**	**0**	**1.622.153**
402	01	00	00	Productos alimenticios y agropecuarios	1.349.132	0	0	0	0	0	1.349.132
402	01	01	00	Alimentos y bebidas para personas	1.349.132	0	0	0	0	0	1.349.132
402	03	00	00	Textiles y vestuarios	10.800	0	0	0	0	0	10.800
402	03	01	00	Textiles	10.800	0	0	0	0	0	10.800
402	05	00	00	Productos de papel, cartón e impresos	160.401	0	0	0	0	0	160.401
402	05	03	00	Productos de papel y cartón para oficina	155.601	0	0	0	0	0	155.601
402	05	04	00	Libros, revistas y periódicos	4.800	0	0	0	0	0	4.800
402	06	00	00	Productos químicos y derivados	101.820	0	0	0	0	0	101.820
402	06	03	00	Tintas, pinturas y colorantes	101.820	0	0	0	0	0	101.820
403	**00**	**00**	**00**	**Servicios no personales**	**4.322.065**	**0**	**0**	**0**	**0**	**0**	**4.322.065**
403	01	00	00	Alquileres de inmuebles	67.200	0	0	0	0	0	67.200
403	01	01	00	Alquileres de edificios y locales	67.200	0	0	0	0	0	67.200
403	02	00	00	Alquileres de maquinaria y equipos	387.600	0	0	0	0	0	387.600
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	387.600	0	0	0	0	0	387.600
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.938.521	0	0	0	0	0	1.938.521
403	07	01	00	Publicidad y propaganda	951.546	0	0	0	0	0	951.546
403	07	02	00	Imprenta y reproducción	546.575	0	0	0	0	0	546.575
403	07	03	00	Relaciones sociales	440.400	0	0	0	0	0	440.400
403	09	00	00	Viáticos y pasajes	1.238.430	0	0	0	0	0	1.238.430
403	09	01	00	Viáticos y pasajes dentro del país	1.238.430	0	0	0	0	0	1.238.430
403	10	00	00	Servicios profesionales y técnicos	53.416	0	0	0	0	0	53.416
403	10	07	00	Servicios de capacitación y adiestramiento	8.496	0	0	0	0	0	8.496
403	10	99	00	Otros servicios profesionales y técnicos	44.920	0	0	0	0	0	44.920
403	18	00	00	Impuestos indirectos	636.898	0	0	0	0	0	636.898
403	18	01	00	Impuesto al valor agregado	636.898	0	0	0	0	0	636.898

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118266 350170000 FORTALECER EL SISTEMA NACIONAL DE SERVICIOS ESTUDIANTILES PARA GARANTIZAR EL BUEN VIVIR DE LOS ESTUDIANTES UNIVERSITARIOS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: APOYO A LAS POLÍTICAS DE ATENCIÓN AL ESTUDIANTE UNIVERSITARIO .

UNIDAD DE MEDIDA: INFORME TÉCNICO

META: 2

RESPONSABLE/EJECUTOR: CALIDAD DE VIDA ESTUDIANTIL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.869.308**	**0**	**0**	**0**	**0**	**0**	**1.869.308**
407	01	00	00	Transferencias y donaciones corrientes internas	1.869.308	0	0	0	0	0	1.869.308
407	01	02	00	Donaciones corrientes internas al sector privado	1.869.308	0	0	0	0	0	1.869.308
407	01	02	01	Donaciones corrientes a personas	1.869.308	0	0	0	0	0	1.869.308
				Totales	**47.106.657**	**0**	**0**	**0**	**0**	**0**	**47.106.657**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118266 350170000 FORTALECER EL SISTEMA NACIONAL DE SERVICIOS ESTUDIANTILES PARA GARANTIZAR EL BUEN VIVIR DE LOS ESTUDIANTES UNIVERSITARIOS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: APOYO A LAS POLÍTICAS DE ATENCIÓN AL ESTUDIANTE UNIVERSITARIO .

UNIDAD DE MEDIDA: INFORME TÉCNICO

META: 2

RESPONSABLE/EJECUTOR: CALIDAD DE VIDA ESTUDIANTIL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118266 350170000 FORTALECER EL SISTEMA NACIONAL DE SERVICIOS ESTUDIANTILES PARA GARANTIZAR EL BUEN VIVIR DE LOS ESTUDIANTES UNIVERSITARIOS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: APOYO A LAS POLÍTICAS DE ATENCIÓN AL ESTUDIANTE UNIVERSITARIO .

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 2

RESPONSABLE/EJECUTOR: CALIDAD DE VIDA ESTUDIANTIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350170001 IMPLEMENTAR Y DIFUNDIR POLÍTICAS QUE PERMITAN POTENCIAR LOS SERVICIOS ESTUDIANTILES, CON LAS IEU A TRAVÉS DEL SISTEMA UNIVERSITARIO DE CERTIFICACIÓN Y REGISTROS ESTUDIANTILES (SUCRE).

UNIDAD DE MEDIDA: JORNADA **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD DE VIDA ESTUDIANTÍL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**39.293.131**	**0**	**0**	**0**	**0**	**0**	**39.293.131**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.648.868	0	0	0	0	0	4.648.868
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.600.665	0	0	0	0	0	2.600.665
401	01	18	00	Remuneraciones al personal contratado	597.129	0	0	0	0	0	597.129
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	23.385	0	0	0	0	0	23.385
401	01	99	00	Otras retribuciones	1.427.689	0	0	0	0	0	1.427.689
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	160.714	0	0	0	0	0	160.714
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	160.714	0	0	0	0	0	160.714
401	03	00	00	Primas	7.004.996	0	0	0	0	0	7.004.996
401	03	01	00	Primas por mérito a empleados	4.784.708	0	0	0	0	0	4.784.708
401	03	03	00	Primas por hogar a empleados	265.080	0	0	0	0	0	265.080
401	03	04	00	Primas por hijos a empleados	62.654	0	0	0	0	0	62.654
401	03	08	00	Primas de profesionalización a empleados	284.166	0	0	0	0	0	284.166
401	03	09	00	Primas por antigüedad a empleados	29.520	0	0	0	0	0	29.520
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	816.000	0	0	0	0	0	816.000
401	03	47	00	Primas al personal de alto nivel y de dirección	113.723	0	0	0	0	0	113.723
401	03	95	00	Otras primas al personal de alto nivel y de dirección	12.672	0	0	0	0	0	12.672
401	03	97	00	Otras primas a empleados	636.473	0	0	0	0	0	636.473
401	04	00	00	Complementos de sueldos y salarios	11.634.842	0	0	0	0	0	11.634.842
401	04	08	00	Bono compensatorio de alimentación a empleados	1.861.200	0	0	0	0	0	1.861.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	376.200	0	0	0	0	0	376.200
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.800	0	0	0	0	0	19.800
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	188.493	0	0	0	0	0	188.493
401	04	96	00	Otros complementos a empleados	7.915.212	0	0	0	0	0	7.915.212

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118266 350170000 FORTALECER EL SISTEMA NACIONAL DE SERVICIOS ESTUDIANTILES PARA GARANTIZAR EL BUEN VIVIR DE LOS ESTUDIANTES UNIVERSITARIOS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: APOYO A LAS POLÍTICAS DE ATENCIÓN AL ESTUDIANTE UNIVERSITARIO .

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 2

RESPONSABLE/EJECUTOR: CALIDAD DE VIDA ESTUDIANTIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350170001 IMPLEMENTAR Y DIFUNDIR POLÍTICAS QUE PERMITAN POTENCIAR LOS SERVICIOS ESTUDIANTILES, CON LAS IEU A TRAVÉS DEL SISTEMA UNIVERSITARIO DE CERTIFICACIÓN Y REGISTROS ESTUDIANTILES (SUCRE).

UNIDAD DE MEDIDA: JORNADA **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD DE VIDA ESTUDIANTÍL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	98	00	Otros complementos al personal contratado	1.273.937	0	0	0	0	0	1.273.937
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.957.508	0	0	0	0	0	7.957.508
401	05	01	00	Aguinaldos a empleados	3.036.350	0	0	0	0	0	3.036.350
401	05	03	00	Bono vacacional a empleados	4.038.616	0	0	0	0	0	4.038.616
401	05	07	00	Aguinaldos al personal contratado	304.810	0	0	0	0	0	304.810
401	05	08	00	Bono vacacional al personal contratado	457.215	0	0	0	0	0	457.215
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	72.310	0	0	0	0	0	72.310
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	48.207	0	0	0	0	0	48.207
401	06	00	00	Aportes patronales y legales	1.408.586	0	0	0	0	0	1.408.586
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	550.324	0	0	0	0	0	550.324
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	342.002	0	0	0	0	0	342.002
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	183.441	0	0	0	0	0	183.441
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	103.950	0	0	0	0	0	103.950
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	122.294	0	0	0	0	0	122.294
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	53.742	0	0	0	0	0	53.742
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	11.943	0	0	0	0	0	11.943
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	12.749	0	0	0	0	0	12.749
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	8.499	0	0	0	0	0	8.499
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	4.250	0	0	0	0	0	4.250
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	2.833	0	0	0	0	0	2.833
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	2.408	0	0	0	0	0	2.408
401	06	95	00	Otros aportes legales por personal contratado	10.151	0	0	0	0	0	10.151

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118266 350170000 FORTALECER EL SISTEMA NACIONAL DE SERVICIOS ESTUDIANTILES PARA GARANTIZAR EL BUEN VIVIR DE LOS ESTUDIANTES UNIVERSITARIOS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: APOYO A LAS POLÍTICAS DE ATENCIÓN AL ESTUDIANTE UNIVERSITARIO .

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 2

RESPONSABLE/EJECUTOR: CALIDAD DE VIDA ESTUDIANTIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350170001 IMPLEMENTAR Y DIFUNDIR POLÍTICAS QUE PERMITAN POTENCIAR LOS SERVICIOS ESTUDIANTILES, CON LAS IEU A TRAVÉS DEL SISTEMA UNIVERSITARIO DE CERTIFICACIÓN Y REGISTROS ESTUDIANTILES (SUCRE).

UNIDAD DE MEDIDA: JORNADA **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD DE VIDA ESTUDIANTIL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	1.609.070	0	0	0	0	0	1.609.070
401	07	02	00	Becas a empleados	120.000	0	0	0	0	0	120.000
401	07	03	00	Ayudas por matrimonio a empleados	14.739	0	0	0	0	0	14.739
401	07	04	00	Ayudas por nacimiento de hijos a empleados	14.739	0	0	0	0	0	14.739
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	791.174	0	0	0	0	0	791.174
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	393.600	0	0	0	0	0	393.600
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	164.000	0	0	0	0	0	164.000
401	07	33	00	Asistencia socio-económica al personal contratado	89.569	0	0	0	0	0	89.569
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	21.249	0	0	0	0	0	21.249
401	08	00	00	Prestaciones sociales e indemnizaciones	4.868.547	0	0	0	0	0	4.868.547
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.335.633	0	0	0	0	0	4.335.633
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	438.848	0	0	0	0	0	438.848
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	94.066	0	0	0	0	0	94.066
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**351.229**	**0**	**0**	**0**	**0**	**0**	**351.229**
402	01	00	00	Productos alimenticios y agropecuarios	315.408	0	0	0	0	0	315.408
402	01	01	00	Alimentos y bebidas para personas	315.408	0	0	0	0	0	315.408
402	05	00	00	Productos de papel, cartón e impresos	35.821	0	0	0	0	0	35.821
402	05	03	00	Productos de papel y cartón para oficina	35.821	0	0	0	0	0	35.821
403	**00**	**00**	**00**	**Servicios no personales**	**1.158.334**	**0**	**0**	**0**	**0**	**0**	**1.158.334**
403	01	00	00	Alquileres de inmuebles	67.200	0	0	0	0	0	67.200
403	01	01	00	Alquileres de edificios y locales	67.200	0	0	0	0	0	67.200
403	02	00	00	Alquileres de maquinaria y equipos	68.400	0	0	0	0	0	68.400
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	68.400	0	0	0	0	0	68.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	639.230	0	0	0	0	0	639.230

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118266 350170000 FORTALECER EL SISTEMA NACIONAL DE SERVICIOS ESTUDIANTILES PARA GARANTIZAR EL BUEN VIVIR DE LOS ESTUDIANTES UNIVERSITARIOS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: APOYO A LAS POLÍTICAS DE ATENCIÓN AL ESTUDIANTE UNIVERSITARIO .

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 2

RESPONSABLE/EJECUTOR: CALIDAD DE VIDA ESTUDIANTIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350170001 IMPLEMENTAR Y DIFUNDIR POLÍTICAS QUE PERMITAN POTENCIAR LOS SERVICIOS ESTUDIANTILES, CON LAS IEU A TRAVÉS DEL SISTEMA UNIVERSITARIO DE CERTIFICACIÓN Y REGISTROS ESTUDIANTILES (SUCRE).

UNIDAD DE MEDIDA: JORNADA **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD DE VIDA ESTUDIANTÍL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	01	00	Publicidad y propaganda	363.932	0	0	0	0	0	363.932
403	07	02	00	Imprenta y reproducción	107.298	0	0	0	0	0	107.298
403	07	03	00	Relaciones sociales	168.000	0	0	0	0	0	168.000
403	09	00	00	Viáticos y pasajes	221.760	0	0	0	0	0	221.760
403	09	01	00	Viáticos y pasajes dentro del país	221.760	0	0	0	0	0	221.760
403	18	00	00	Impuestos indirectos	161.744	0	0	0	0	0	161.744
403	18	01	00	Impuesto al valor agregado	161.744	0	0	0	0	0	161.744
				Totales	**40.802.694**	0	0	0	0	0	**40.802.694**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118266 350170000 FORTALECER EL SISTEMA NACIONAL DE SERVICIOS ESTUDIANTILES PARA GARANTIZAR EL BUEN VIVIR DE LOS ESTUDIANTES UNIVERSITARIOS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: APOYO A LAS POLÍTICAS DE ATENCIÓN AL ESTUDIANTE UNIVERSITARIO .

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 2

RESPONSABLE/EJECUTOR: CALIDAD DE VIDA ESTUDIANTIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350170002 DOTACIÓN PARA EL FORTALECIMIENTO DE LOS SERVICIOS ESTUDIANTILES CONJUNTAMENTE CON LAS IEU.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD DE VIDA ESTUDIANTÍL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**221.900**	**0**	**0**	**0**	**0**	**0**	**221.900**
402	03	00	00	Textiles y vestuarios	10.800	0	0	0	0	0	10.800
402	03	01	00	Textiles	10.800	0	0	0	0	0	10.800
402	05	00	00	Productos de papel, cartón e impresos	109.280	0	0	0	0	0	109.280
402	05	03	00	Productos de papel y cartón para oficina	109.280	0	0	0	0	0	109.280
402	06	00	00	Productos químicos y derivados	101.820	0	0	0	0	0	101.820
402	06	03	00	Tintas, pinturas y colorantes	101.820	0	0	0	0	0	101.820
403	**00**	**00**	**00**	**Servicios no personales**	**315.072**	**0**	**0**	**0**	**0**	**0**	**315.072**
403	07	00	00	Servicios de información, impresión y relaciones públicas	51.000	0	0	0	0	0	51.000
403	07	03	00	Relaciones sociales	51.000	0	0	0	0	0	51.000
403	09	00	00	Viáticos y pasajes	153.120	0	0	0	0	0	153.120
403	09	01	00	Viáticos y pasajes dentro del pais	153.120	0	0	0	0	0	153.120
403	10	00	00	Servicios profesionales y técnicos	53.416	0	0	0	0	0	53.416
403	10	07	00	Servicios de capacitación y adiestramiento	8.496	0	0	0	0	0	8.496
403	10	99	00	Otros servicios profesionales y técnicos	44.920	0	0	0	0	0	44.920
403	18	00	00	Impuestos indirectos	57.536	0	0	0	0	0	57.536
403	18	01	00	Impuesto al valor agregado	57.536	0	0	0	0	0	57.536
407	**00**	**00**	**00**	**Transferencias y donaciones**	**767.713**	**0**	**0**	**0**	**0**	**0**	**767.713**
407	01	00	00	Transferencias y donaciones corrientes internas	767.713	0	0	0	0	0	767.713
407	01	02	00	Donaciones corrientes internas al sector privado	767.713	0	0	0	0	0	767.713
407	01	02	01	Donaciones corrientes a personas	767.713	0	0	0	0	0	767.713
				Totales	**1.304.685**	**0**	**0**	**0**	**0**	**0**	**1.304.685**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118266 350170000 FORTALECER EL SISTEMA NACIONAL DE SERVICIOS ESTUDIANTILES PARA GARANTIZAR EL BUEN VIVIR DE LOS ESTUDIANTES UNIVERSITARIOS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: APOYO A LAS POLÍTICAS DE ATENCIÓN AL ESTUDIANTE UNIVERSITARIO .

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 2

RESPONSABLE/EJECUTOR: CALIDAD DE VIDA ESTUDIANTIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350170003 APOYO A LAS DIVERSAS ORGANIZACIONES DEL PODER POPULAR ESTUDIANTÍL EN ACTIVIDADES EXTRACURRICULARES

UNIDAD DE MEDIDA: APOYO **META:** 35

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD DE VIDA ESTUDIANTÍL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**460.724**	**0**	**0**	**0**	**0**	**0**	**460.724**
402	01	00	00	Productos alimenticios y agropecuarios	460.724	0	0	0	0	0	460.724
402	01	01	00	Alimentos y bebidas para personas	460.724	0	0	0	0	0	460.724
403	**00**	**00**	**00**	**Servicios no personales**	**1.077.342**	**0**	**0**	**0**	**0**	**0**	**1.077.342**
403	02	00	00	Alquileres de maquinaria y equipos	273.600	0	0	0	0	0	273.600
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	273.600	0	0	0	0	0	273.600
403	07	00	00	Servicios de información, impresión y relaciones públicas	638.946	0	0	0	0	0	638.946
403	07	01	00	Publicidad y propaganda	393.010	0	0	0	0	0	393.010
403	07	02	00	Imprenta y reproducción	133.736	0	0	0	0	0	133.736
403	07	03	00	Relaciones sociales	112.200	0	0	0	0	0	112.200
403	18	00	00	Impuestos indirectos	164.796	0	0	0	0	0	164.796
403	18	01	00	Impuesto al valor agregado	164.796	0	0	0	0	0	164.796
				Totales	**1.538.066**	**0**	**0**	**0**	**0**	**0**	**1.538.066**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118266 350170000 FORTALECER EL SISTEMA NACIONAL DE SERVICIOS ESTUDIANTILES PARA GARANTIZAR EL BUEN VIVIR DE LOS ESTUDIANTES UNIVERSITARIOS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: APOYO A LAS POLÍTICAS DE ATENCIÓN AL ESTUDIANTE UNIVERSITARIO .

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 2

RESPONSABLE/EJECUTOR: CALIDAD DE VIDA ESTUDIANTIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350170004 DESARROLLAR POLÍTICAS PARA LA ATENCIÓN INTEGRAL AL ESTUDIANTE UNIVERSITARIO

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD DE VIDA ESTUDIANTÍL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**473.700**	**0**	**0**	**0**	**0**	**0**	**473.700**
402	01	00	00	Productos alimenticios y agropecuarios	458.400	0	0	0	0	0	458.400
402	01	01	00	Alimentos y bebidas para personas	458.400	0	0	0	0	0	458.400
402	05	00	00	Productos de papel, cartón e impresos	15.300	0	0	0	0	0	15.300
402	05	03	00	Productos de papel y cartón para oficina	10.500	0	0	0	0	0	10.500
402	05	04	00	Libros, revistas y periódicos	4.800	0	0	0	0	0	4.800
403	**00**	**00**	**00**	**Servicios no personales**	**1.475.495**	**0**	**0**	**0**	**0**	**0**	**1.475.495**
403	02	00	00	Alquileres de maquinaria y equipos	45.600	0	0	0	0	0	45.600
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	45.600	0	0	0	0	0	45.600
403	07	00	00	Servicios de información, impresión y relaciones públicas	486.859	0	0	0	0	0	486.859
403	07	01	00	Publicidad y propaganda	154.080	0	0	0	0	0	154.080
403	07	02	00	Imprenta y reproducción	271.579	0	0	0	0	0	271.579
403	07	03	00	Relaciones sociales	61.200	0	0	0	0	0	61.200
403	09	00	00	Viáticos y pasajes	734.190	0	0	0	0	0	734.190
403	09	01	00	Viáticos y pasajes dentro del país	734.190	0	0	0	0	0	734.190
403	18	00	00	Impuestos indirectos	208.846	0	0	0	0	0	208.846
403	18	01	00	Impuesto al valor agregado	208.846	0	0	0	0	0	208.846
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.101.595**	**0**	**0**	**0**	**0**	**0**	**1.101.595**
407	01	00	00	Transferencias y donaciones corrientes internas	1.101.595	0	0	0	0	0	1.101.595
407	01	02	00	Donaciones corrientes internas al sector privado	1.101.595	0	0	0	0	0	1.101.595
407	01	02	01	Donaciones corrientes a personas	1.101.595	0	0	0	0	0	1.101.595
				Totales	**3.050.790**	**0**	**0**	**0**	**0**	**0**	**3.050.790**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118266 350170000 FORTALECER EL SISTEMA NACIONAL DE SERVICIOS ESTUDIANTILES PARA GARANTIZAR EL BUEN VIVIR DE LOS ESTUDIANTES UNIVERSITARIOS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: APOYO A LAS POLÍTICAS DE ATENCIÓN AL ESTUDIANTE UNIVERSITARIO .

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 2

RESPONSABLE/EJECUTOR: CALIDAD DE VIDA ESTUDIANTIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350170005 CONSOLIDACIÓN DE LA RED UNIVERSITARIA EN MATERIA DE PREVENCIÓN INTEGRAL CONTRA EL CONSUMO DE ALCOHOL, TABACO Y OTRAS DROGAS

UNIDAD DE MEDIDA: TALLER / JORNADA / REUNIÓN **META:** 70

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE CALIDAD DE VIDA ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**114.600**	**0**	**0**	**0**	**0**	**0**	**114.600**
402	01	00	00	Productos alimenticios y agropecuarios	114.600	0	0	0	0	0	114.600
402	01	01	00	Alimentos y bebidas para personas	114.600	0	0	0	0	0	114.600
403	**00**	**00**	**00**	**Servicios no personales**	**295.822**	**0**	**0**	**0**	**0**	**0**	**295.822**
403	07	00	00	Servicios de información, impresión y relaciones públicas	122.486	0	0	0	0	0	122.486
403	07	01	00	Publicidad y propaganda	40.524	0	0	0	0	0	40.524
403	07	02	00	Imprenta y reproducción	33.962	0	0	0	0	0	33.962
403	07	03	00	Relaciones sociales	48.000	0	0	0	0	0	48.000
403	09	00	00	Viáticos y pasajes	129.360	0	0	0	0	0	129.360
403	09	01	00	Viáticos y pasajes dentro del país	129.360	0	0	0	0	0	129.360
403	18	00	00	Impuestos indirectos	43.976	0	0	0	0	0	43.976
403	18	01	00	Impuesto al valor agregado	43.976	0	0	0	0	0	43.976
				Totales	**410.422**	**0**	**0**	**0**	**0**	**0**	**410.422**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118188 350171000 INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL

OBJETIVO DEL PROYECTO: DESARROLLAR Y APLICAR LAS POLÍTICAS PÚBLICAS RELATIVAS A LA ORIENTACIÓN, INGRESO Y PROSECUCIÓN EN LA EDUCACIÓN UNIVERSITARIA E INSERCIÓN SOCIOPRODUCTIVA, DE ACUERDO CON LOS PRINCIPIOS DE RESPETO A LA DIVERSIDAD, IGUALDAD Y EQUIPARACIÓN DE OPORTUNIDADES, EN EL MARCO DE LA TRANSFORMACIÓN Y LA TERRITORIALIZACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: POLÍTICA **META:** 3

RESPONSABLE/EJECUTOR: INGRESO A LA EDUCACIÓN SUPERIOR Y DESEMPEÑO ESTUDIANTIL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.675.493**	**0**	**0**	**0**	**0**	**0**	**1.675.493**
402	01	00	00	Productos alimenticios y agropecuarios	1.307.000	0	0	0	0	0	1.307.000
402	01	01	00	Alimentos y bebidas para personas	1.307.000	0	0	0	0	0	1.307.000
402	05	00	00	Productos de papel, cartón e impresos	166.725	0	0	0	0	0	166.725
402	05	03	00	Productos de papel y cartón para oficina	138.725	0	0	0	0	0	138.725
402	05	04	00	Libros, revistas y periódicos	28.000	0	0	0	0	0	28.000
402	10	00	00	Productos varios y útiles diversos	188.818	0	0	0	0	0	188.818
402	10	01	00	Artículos de deporte, recreación y juguetes	40.060	0	0	0	0	0	40.060
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	143.208	0	0	0	0	0	143.208
402	10	08	00	Materiales para equipos de computación	5.550	0	0	0	0	0	5.550
402	99	00	00	Otros materiales y suministros	12.950	0	0	0	0	0	12.950
402	99	01	00	Otros materiales y suministros	12.950	0	0	0	0	0	12.950
403	**00**	**00**	**00**	**Servicios no personales**	**4.842.927**	**0**	**0**	**0**	**0**	**0**	**4.842.927**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.253.829	0	0	0	0	0	3.253.829
403	07	01	00	Publicidad y propaganda	1.461.012	0	0	0	0	0	1.461.012
403	07	02	00	Imprenta y reproducción	752.617	0	0	0	0	0	752.617
403	07	03	00	Relaciones sociales	1.040.200	0	0	0	0	0	1.040.200
403	09	00	00	Viáticos y pasajes	224.400	0	0	0	0	0	224.400
403	09	01	00	Viáticos y pasajes dentro del país	224.400	0	0	0	0	0	224.400
403	10	00	00	Servicios profesionales y técnicos	512.310	0	0	0	0	0	512.310
403	10	03	00	Servicios de procesamiento de datos	140.250	0	0	0	0	0	140.250
403	10	07	00	Servicios de capacitación y adiestramiento	169.920	0	0	0	0	0	169.920
403	10	99	00	Otros servicios profesionales y técnicos	202.140	0	0	0	0	0	202.140
403	18	00	00	Impuestos indirectos	852.388	0	0	0	0	0	852.388
403	18	01	00	Impuesto al valor agregado	852.388	0	0	0	0	0	852.388
404	**00**	**00**	**00**	**Activos reales**	**1.437.120**	**0**	**0**	**0**	**0**	**0**	**1.437.120**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.249.920	0	0	0	0	0	1.249.920
404	09	02	00	Equipos de computación	1.249.920	0	0	0	0	0	1.249.920

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118188 350171000 INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL

OBJETIVO DEL PROYECTO: DESARROLLAR Y APLICAR LAS POLÍTICAS PÚBLICAS RELATIVAS A LA ORIENTACIÓN, INGRESO Y PROSECUCIÓN EN LA EDUCACIÓN UNIVERSITARIA E INSERCIÓN SOCIOPRODUCTIVA, DE ACUERDO CON LOS PRINCIPIOS DE RESPETO A LA DIVERSIDAD, IGUALDAD Y EQUIPARACIÓN DE OPORTUNIDADES, EN EL MARCO DE LA TRANSFORMACIÓN Y LA TERRITORIALIZACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: POLÍTICA

META: 3

RESPONSABLE/EJECUTOR: INGRESO A LA EDUCACIÓN SUPERIOR Y DESEMPEÑO ESTUDIANTIL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	12	00	00	Activos intangibles	187.200	0	0	0	0	0	187.200
404	12	04	00	Paquetes y programas de computación	187.200	0	0	0	0	0	187.200
				Totales	**7.955.540**	**0**	**0**	**0**	**0**	**0**	**7.955.540**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118188 350171000 INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL

OBJETIVO DEL PROYECTO: DESARROLLAR Y APLICAR LAS POLÍTICAS PÚBLICAS RELATIVAS A LA ORIENTACIÓN, INGRESO Y PROSECUCIÓN EN LA EDUCACIÓN UNIVERSITARIA E INSERCIÓN SOCIOPRODUCTIVA, DE ACUERDO CON LOS PRINCIPIOS DE RESPETO A LA DIVERSIDAD, IGUALDAD Y EQUIPARACIÓN DE OPORTUNIDADES, EN EL MARCO DE LA TRANSFORMACIÓN Y LA TERRITORIALIZACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: POLÍTICA **META:** 3

RESPONSABLE/EJECUTOR: INGRESO A LA EDUCACIÓN SUPERIOR Y DESEMPEÑO ESTUDIANTIL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118188 350171000 INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL

OBJETIVO DEL PROYECTO: DESARROLLAR Y APLICAR LAS POLÍTICAS PÚBLICAS RELATIVAS A LA ORIENTACIÓN, INGRESO Y PROSECUCIÓN EN LA EDUCACIÓN UNIVERSITARIA E INSERCIÓN SOCIOPRODUCTIVA, DE ACUERDO CON LOS PRINCIPIOS DE RESPETO A LA DIVERSIDAD, IGUALDAD Y EQUIPARACIÓN DE OPORTUNIDADES, EN EL MARCO DE LA TRANSFORMACIÓN Y LA TERRITORIALIZACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: POLÍTICA **META:** 3

RESPONSABLE/EJECUTOR: INGRESO A LA EDUCACIÓN SUPERIOR Y DESEMPEÑO ESTUDIANTIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350171001 DESARROLLO E INSTRUMENTACIÓN DE POLÍTICAS PARA GARANTIZAR LA PLANIFICACIÓN Y APLICACIÓN DEL SISTEMA NACIONAL DE INGRESO A LA EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 28

RESPONSABLE/EJECUTOR: D.G. DE INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**312.152**	**0**	**0**	**0**	**0**	0	**312.152**
402	01	00	00	Productos alimenticios y agropecuarios	274.152	0	0	0	0	0	274.152
402	01	01	00	Alimentos y bebidas para personas	274.152	0	0	0	0	0	274.152
402	05	00	00	Productos de papel, cartón e impresos	38.000	0	0	0	0	0	38.000
402	05	03	00	Productos de papel y cartón para oficina	38.000	0	0	0	0	0	38.000
403	**00**	**00**	**00**	**Servicios no personales**	**798.725**	**0**	**0**	**0**	**0**	0	**798.725**
403	07	00	00	Servicios de información, impresión y relaciones públicas	626.900	0	0	0	0	0	626.900
403	07	01	00	Publicidad y propaganda	224.900	0	0	0	0	0	224.900
403	07	02	00	Imprenta y reproducción	210.000	0	0	0	0	0	210.000
403	07	03	00	Relaciones sociales	192.000	0	0	0	0	0	192.000
403	09	00	00	Viáticos y pasajes	52.800	0	0	0	0	0	52.800
403	09	01	00	Viáticos y pasajes dentro del pais	52.800	0	0	0	0	0	52.800
403	18	00	00	Impuestos indirectos	119.025	0	0	0	0	0	119.025
403	18	01	00	Impuesto al valor agregado	119.025	0	0	0	0	0	119.025
				Totales	**1.110.877**	**0**	**0**	**0**	**0**	0	**1.110.877**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118188 350171000 INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL

OBJETIVO DEL PROYECTO: DESARROLLAR Y APLICAR LAS POLÍTICAS PÚBLICAS RELATIVAS A LA ORIENTACIÓN, INGRESO Y PROSECUCIÓN EN LA EDUCACIÓN UNIVERSITARIA E INSERCIÓN SOCIOPRODUCTIVA, DE ACUERDO CON LOS PRINCIPIOS DE RESPETO A LA DIVERSIDAD, IGUALDAD Y EQUIPARACIÓN DE OPORTUNIDADES, EN EL MARCO DE LA TRANSFORMACIÓN Y LA TERRITORIALIZACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: POLÍTICA **META:** 3

RESPONSABLE/EJECUTOR: INGRESO A LA EDUCACIÓN SUPERIOR Y DESEMPEÑO ESTUDIANTIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350171002 DESARROLLO DE POLÍTICAS SOBRE LA IGUALDAD DE DERECHO Y EQUIPARACIÓN DE OPORTUNIDADES A POBLACIONES HISTÓRICAMENTE DISCRIMINADAS EN LA EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 37

RESPONSABLE/EJECUTOR: D.G. DE INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**746.497**	**0**	**0**	**0**	**0**	**0**	**746.497**
402	01	00	00	Productos alimenticios y agropecuarios	434.504	0	0	0	0	0	434.504
402	01	01	00	Alimentos y bebidas para personas	434.504	0	0	0	0	0	434.504
402	05	00	00	Productos de papel, cartón e impresos	128.725	0	0	0	0	0	128.725
402	05	03	00	Productos de papel y cartón para oficina	100.725	0	0	0	0	0	100.725
402	05	04	00	Libros, revistas y periódicos	28.000	0	0	0	0	0	28.000
402	10	00	00	Productos varios y útiles diversos	183.268	0	0	0	0	0	183.268
402	10	01	00	Artículos de deporte, recreación y juguetes	40.060	0	0	0	0	0	40.060
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	143.208	0	0	0	0	0	143.208
403	**00**	**00**	**00**	**Servicios no personales**	**1.677.961**	**0**	**0**	**0**	**0**	**0**	**1.677.961**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.009.817	0	0	0	0	0	1.009.817
403	07	01	00	Publicidad y propaganda	617.800	0	0	0	0	0	617.800
403	07	02	00	Imprenta y reproducción	257.817	0	0	0	0	0	257.817
403	07	03	00	Relaciones sociales	134.200	0	0	0	0	0	134.200
403	09	00	00	Viáticos y pasajes	84.480	0	0	0	0	0	84.480
403	09	01	00	Viáticos y pasajes dentro del pais	84.480	0	0	0	0	0	84.480
403	10	00	00	Servicios profesionales y técnicos	169.920	0	0	0	0	0	169.920
403	10	07	00	Servicios de capacitación y adiestramiento	169.920	0	0	0	0	0	169.920
403	18	00	00	Impuestos indirectos	413.744	0	0	0	0	0	413.744
403	18	01	00	Impuesto al valor agregado	413.744	0	0	0	0	0	413.744
404	**00**	**00**	**00**	**Activos reales**	**1.437.120**	**0**	**0**	**0**	**0**	**0**	**1.437.120**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.249.920	0	0	0	0	0	1.249.920
404	09	02	00	Equipos de computación	1.249.920	0	0	0	0	0	1.249.920

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118188 350171000 INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL

OBJETIVO DEL PROYECTO: DESARROLLAR Y APLICAR LAS POLÍTICAS PÚBLICAS RELATIVAS A LA ORIENTACIÓN, INGRESO Y PROSECUCIÓN EN LA EDUCACIÓN UNIVERSITARIA E INSERCIÓN SOCIOPRODUCTIVA, DE ACUERDO CON LOS PRINCIPIOS DE RESPETO A LA DIVERSIDAD, IGUALDAD Y EQUIPARACIÓN DE OPORTUNIDADES, EN EL MARCO DE LA TRANSFORMACIÓN Y LA TERRITORIALIZACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: POLÍTICA **META:** 3

RESPONSABLE/EJECUTOR: INGRESO A LA EDUCACIÓN SUPERIOR Y DESEMPEÑO ESTUDIANTIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350171002 DESARROLLO DE POLÍTICAS SOBRE LA IGUALDAD DE DERECHO Y EQUIPARACIÓN DE OPORTUNIDADES A POBLACIONES HISTÓRICAMENTE DISCRIMINADAS EN LA EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 37

RESPONSABLE/EJECUTOR: D.G. DE INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	12	00	00	Activos intangibles	187.200	0	0	0	0	0	187.200
404	12	04	00	Paquetes y programas de computación	187.200	0	0	0	0	0	187.200
				Totales	**3.861.578**	**0**	**0**	**0**	**0**	**0**	**3.861.578**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118188 350171000 INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL

OBJETIVO DEL PROYECTO: DESARROLLAR Y APLICAR LAS POLÍTICAS PÚBLICAS RELATIVAS A LA ORIENTACIÓN, INGRESO Y PROSECUCIÓN EN LA EDUCACIÓN UNIVERSITARIA E INSERCIÓN SOCIOPRODUCTIVA, DE ACUERDO CON LOS PRINCIPIOS DE RESPETO A LA DIVERSIDAD, IGUALDAD Y EQUIPARACIÓN DE OPORTUNIDADES, EN EL MARCO DE LA TRANSFORMACIÓN Y LA TERRITORIALIZACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: POLÍTICA **META:** 3

RESPONSABLE/EJECUTOR: INGRESO A LA EDUCACIÓN SUPERIOR Y DESEMPEÑO ESTUDIANTIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350171003 DESARROLLO, INSTRUMENTACIÓN Y CONSOLIDACIÓN DE POLÍTICAS QUE GARANTICEN LA ORIENTACIÓN, PROSECUCIÓN, DESEMPEÑO Y EGRESO DE ESTUDIANTES UNIVERSITARIOS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 83

RESPONSABLE/EJECUTOR: D.G. DE INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**616.844**	**0**	**0**	**0**	**0**	**0**	**616.844**
402	01	00	00	Productos alimenticios y agropecuarios	598.344	0	0	0	0	0	598.344
402	01	01	00	Alimentos y bebidas para personas	598.344	0	0	0	0	0	598.344
402	10	00	00	Productos varios y útiles diversos	5.550	0	0	0	0	0	5.550
402	10	08	00	Materiales para equipos de computación	5.550	0	0	0	0	0	5.550
402	99	00	00	Otros materiales y suministros	12.950	0	0	0	0	0	12.950
402	99	01	00	Otros materiales y suministros	12.950	0	0	0	0	0	12.950
403	**00**	**00**	**00**	**Servicios no personales**	**2.366.241**	**0**	**0**	**0**	**0**	**0**	**2.366.241**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.617.112	0	0	0	0	0	1.617.112
403	07	01	00	Publicidad y propaganda	618.312	0	0	0	0	0	618.312
403	07	02	00	Imprenta y reproducción	284.800	0	0	0	0	0	284.800
403	07	03	00	Relaciones sociales	714.000	0	0	0	0	0	714.000
403	09	00	00	Viáticos y pasajes	87.120	0	0	0	0	0	87.120
403	09	01	00	Viáticos y pasajes dentro del país	87.120	0	0	0	0	0	87.120
403	10	00	00	Servicios profesionales y técnicos	342.390	0	0	0	0	0	342.390
403	10	03	00	Servicios de procesamiento de datos	140.250	0	0	0	0	0	140.250
403	10	99	00	Otros servicios profesionales y técnicos	202.140	0	0	0	0	0	202.140
403	18	00	00	Impuestos indirectos	319.619	0	0	0	0	0	319.619
403	18	01	00	Impuesto al valor agregado	319.619	0	0	0	0	0	319.619
				Totales	**2.983.085**	**0**	**0**	**0**	**0**	**0**	**2.983.085**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118902 350172000 FORTALECER LA ATENCIÓN INTEGRAL A LOS ESTUDIANTES BENEFICIADOS POR LOS CONVENIOS DE COOPERACIÓN INTERNACIONAL

OBJETIVO DEL PROYECTO: ESTABLECER LOS MECANISMO PARA SATISFACER LAS NECESIDADES ECONÓMICAS, SOCIALES, EDUCATIVA, CULTURALES, DEPORTIVAS, ADMINISTRATIVA Y DE LOGÍSTICA, MEDIANTE LA COOPERACION Y SOLIDARIDAD A LOS ESTUDIANTES AMPARADOS POR LOS CONVENIOS INTERNACIONALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 3.200

RESPONSABLE/EJECUTOR: COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL INTERNACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**553.370**	**0**	**0**	**0**	**0**	**0**	**553.370**
402	01	00	00	Productos alimenticios y agropecuarios	446.095	0	0	0	0	0	446.095
402	01	01	00	Alimentos y bebidas para personas	446.095	0	0	0	0	0	446.095
402	03	00	00	Textiles y vestuarios	5.650	0	0	0	0	0	5.650
402	03	01	00	Textiles	900	0	0	0	0	0	900
402	03	02	00	Prendas de vestir	4.750	0	0	0	0	0	4.750
402	05	00	00	Productos de papel, cartón e impresos	21.500	0	0	0	0	0	21.500
402	05	04	00	Libros, revistas y periódicos	20.000	0	0	0	0	0	20.000
402	05	05	00	Material de enseñanza	1.500	0	0	0	0	0	1.500
402	06	00	00	Productos químicos y derivados	1.215	0	0	0	0	0	1.215
402	06	03	00	Tintas, pinturas y colorantes	1.215	0	0	0	0	0	1.215
402	10	00	00	Productos varios y útiles diversos	78.910	0	0	0	0	0	78.910
402	10	01	00	Artículos de deporte, recreación y juguetes	78.910	0	0	0	0	0	78.910
403	**00**	**00**	**00**	**Servicios no personales**	**1.957.289**	**0**	**0**	**0**	**0**	**0**	**1.957.289**
403	01	00	00	Alquileres de inmuebles	84.000	0	0	0	0	0	84.000
403	01	01	00	Alquileres de edificios y locales	84.000	0	0	0	0	0	84.000
403	02	00	00	Alquileres de maquinaria y equipos	660.000	0	0	0	0	0	660.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	660.000	0	0	0	0	0	660.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	348.386	0	0	0	0	0	348.386
403	07	01	00	Publicidad y propaganda	196.570	0	0	0	0	0	196.570
403	07	02	00	Imprenta y reproducción	25.816	0	0	0	0	0	25.816
403	07	03	00	Relaciones sociales	126.000	0	0	0	0	0	126.000
403	09	00	00	Viáticos y pasajes	564.096	0	0	0	0	0	564.096
403	09	01	00	Viáticos y pasajes dentro del país	549.120	0	0	0	0	0	549.120
403	09	02	00	Viáticos y pasajes fuera del país	14.976	0	0	0	0	0	14.976
403	10	00	00	Servicios profesionales y técnicos	21.240	0	0	0	0	0	21.240
403	10	07	00	Servicios de capacitación y adiestramiento	21.240	0	0	0	0	0	21.240
403	18	00	00	Impuestos indirectos	269.007	0	0	0	0	0	269.007
403	18	01	00	Impuesto al valor agregado	269.007	0	0	0	0	0	269.007

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118902 350172000 FORTALECER LA ATENCIÓN INTEGRAL A LOS ESTUDIANTES BENEFICIADOS POR LOS CONVENIOS DE COOPERACIÓN INTERNACIONAL

OBJETIVO DEL PROYECTO: ESTABLECER LOS MECANISMO PARA SATISFACER LAS NECESIDADES ECONÓMICAS, SOCIALES, EDUCATIVA, CULTURALES, DEPORTIVAS, ADMINISTRATIVA Y DE LOGÍSTICA, MEDIANTE LA COOPERACION Y SOLIDARIDAD A LOS ESTUDIANTES AMPARADOS POR LOS CONVENIOS INTERNACIONALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 3.200

RESPONSABLE/EJECUTOR: COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL INTERNACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	10.560	0	0	0	0	0	10.560
403	99	01	00	Otros servicios no personales	10.560	0	0	0	0	0	10.560
407	**00**	**00**	**00**	**Transferencias y donaciones**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	500.000	0	0	0	0	0	500.000
407	01	02	00	Donaciones corrientes internas al sector privado	500.000	0	0	0	0	0	500.000
407	01	02	01	Donaciones corrientes a personas	500.000	0	0	0	0	0	500.000
				Totales	**3.010.659**	**0**	**0**	**0**	**0**	**0**	**3.010.659**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118902 350172000 FORTALECER LA ATENCIÓN INTEGRAL A LOS ESTUDIANTES BENEFICIADOS POR LOS CONVENIOS DE COOPERACIÓN INTERNACIONAL

OBJETIVO DEL PROYECTO: ESTABLECER LOS MECANISMO PARA SATISFACER LAS NECESIDADES ECONÓMICAS, SOCIALES, EDUCATIVA, CULTURALES, DEPORTIVAS, ADMINISTRATIVA Y DE LOGÍSTICA, MEDIANTE LA COOPERACION Y SOLIDARIDAD A LOS ESTUDIANTES AMPARADOS POR LOS CONVENIOS INTERNACIONALES.

UNIDAD DE MEDIDA: ESTUDIANTE

META: 3.200

RESPONSABLE/EJECUTOR: COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL INTERNACIONAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118902 350172000 FORTALECER LA ATENCIÓN INTEGRAL A LOS ESTUDIANTES BENEFICIADOS POR LOS CONVENIOS DE COOPERACIÓN INTERNACIONAL

OBJETIVO DEL PROYECTO: ESTABLECER LOS MECANISMO PARA SATISFACER LAS NECESIDADES ECONÓMICAS, SOCIALES, EDUCATIVA, CULTURALES, DEPORTIVAS, ADMINISTRATIVA Y DE LOGÍSTICA, MEDIANTE LA COOPERACION Y SOLIDARIDAD A LOS ESTUDIANTES AMPARADOS POR LOS CONVENIOS INTERNACIONALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 3.200

RESPONSABLE/EJECUTOR: COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL INTERNACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350172001 CONSOLIDAR EL SISTEMA NACIONAL DE ATENCIÓN INTEGRAL DE COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL EN LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: REUNIÓN **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**119.830**	**0**	**0**	**0**	**0**	**0**	**119.830**
402	01	00	00	Productos alimenticios y agropecuarios	119.830	0	0	0	0	0	119.830
402	01	01	00	Alimentos y bebidas para personas	119.830	0	0	0	0	0	119.830
403	**00**	**00**	**00**	**Servicios no personales**	**464.560**	**0**	**0**	**0**	**0**	**0**	**464.560**
403	02	00	00	Alquileres de maquinaria y equipos	145.200	0	0	0	0	0	145.200
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	145.200	0	0	0	0	0	145.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	29.704	0	0	0	0	0	29.704
403	07	01	00	Publicidad y propaganda	13.500	0	0	0	0	0	13.500
403	07	02	00	Imprenta y reproducción	16.204	0	0	0	0	0	16.204
403	09	00	00	Viáticos y pasajes	216.480	0	0	0	0	0	216.480
403	09	01	00	Viáticos y pasajes dentro del país	216.480	0	0	0	0	0	216.480
403	18	00	00	Impuestos indirectos	62.616	0	0	0	0	0	62.616
403	18	01	00	Impuesto al valor agregado	62.616	0	0	0	0	0	62.616
403	99	00	00	Otros servicios no personales	10.560	0	0	0	0	0	10.560
403	99	01	00	Otros servicios no personales	10.560	0	0	0	0	0	10.560
				Totales	**584.390**	**0**	**0**	**0**	**0**	**0**	**584.390**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118902 350172000 FORTALECER LA ATENCIÓN INTEGRAL A LOS ESTUDIANTES BENEFICIADOS POR LOS CONVENIOS DE COOPERACIÓN INTERNACIONAL

OBJETIVO DEL PROYECTO: ESTABLECER LOS MECANISMO PARA SATISFACER LAS NECESIDADES ECONÓMICAS, SOCIALES, EDUCATIVA, CULTURALES, DEPORTIVAS, ADMINISTRATIVA Y DE LOGÍSTICA, MEDIANTE LA COOPERACION Y SOLIDARIDAD A LOS ESTUDIANTES AMPARADOS POR LOS CONVENIOS INTERNACIONALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 3.200

RESPONSABLE/EJECUTOR: COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL INTERNACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350172002 PARTICIPAR Y COORDINAR LOS PROCESOS DE SELECCIÓN, FORMACIÓN , ORIENTACIÓN ACADÉMICAS Y APOYOS SOCIO-ECONÓMICOS A LOS ESTUDIANTES BENEFICIADOS POR LOS CONVENIOS INTERNACIONALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 3.200

RESPONSABLE/EJECUTOR: OFICINA DE COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**113.060**	0	0	0	0	0	**113.060**
402	01	00	00	Productos alimenticios y agropecuarios	89.445	0	0	0	0	0	89.445
402	01	01	00	Alimentos y bebidas para personas	89.445	0	0	0	0	0	89.445
402	03	00	00	Textiles y vestuarios	900	0	0	0	0	0	900
402	03	01	00	Textiles	900	0	0	0	0	0	900
402	05	00	00	Productos de papel, cartón e impresos	21.500	0	0	0	0	0	21.500
402	05	04	00	Libros, revistas y periódicos	20.000	0	0	0	0	0	20.000
402	05	05	00	Material de enseñanza	1.500	0	0	0	0	0	1.500
402	06	00	00	Productos químicos y derivados	1.215	0	0	0	0	0	1.215
402	06	03	00	Tintas, pinturas y colorantes	1.215	0	0	0	0	0	1.215
403	**00**	**00**	**00**	**Servicios no personales**	**925.040**	0	0	0	0	0	**925.040**
403	01	00	00	Alquileres de inmuebles	84.000	0	0	0	0	0	84.000
403	01	01	00	Alquileres de edificios y locales	84.000	0	0	0	0	0	84.000
403	02	00	00	Alquileres de maquinaria y equipos	423.600	0	0	0	0	0	423.600
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	423.600	0	0	0	0	0	423.600
403	07	00	00	Servicios de información, impresión y relaciones públicas	66.716	0	0	0	0	0	66.716
403	07	01	00	Publicidad y propaganda	64.240	0	0	0	0	0	64.240
403	07	02	00	Imprenta y reproducción	2.476	0	0	0	0	0	2.476
403	09	00	00	Viáticos y pasajes	218.256	0	0	0	0	0	218.256
403	09	01	00	Viáticos y pasajes dentro del país	203.280	0	0	0	0	0	203.280
403	09	02	00	Viáticos y pasajes fuera del país	14.976	0	0	0	0	0	14.976
403	10	00	00	Servicios profesionales y técnicos	21.240	0	0	0	0	0	21.240
403	10	07	00	Servicios de capacitación y adiestramiento	21.240	0	0	0	0	0	21.240
403	18	00	00	Impuestos indirectos	111.228	0	0	0	0	0	111.228

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118902 350172000 FORTALECER LA ATENCIÓN INTEGRAL A LOS ESTUDIANTES BENEFICIADOS POR LOS CONVENIOS DE COOPERACIÓN INTERNACIONAL

OBJETIVO DEL PROYECTO: ESTABLECER LOS MECANISMO PARA SATISFACER LAS NECESIDADES ECONÓMICAS, SOCIALES, EDUCATIVA, CULTURALES, DEPORTIVAS, ADMINISTRATIVA Y DE LOGÍSTICA, MEDIANTE LA COOPERACION Y SOLIDARIDAD A LOS ESTUDIANTES AMPARADOS POR LOS CONVENIOS INTERNACIONALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 3.200

RESPONSABLE/EJECUTOR: COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL INTERNACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350172002 PARTICIPAR Y COORDINAR LOS PROCESOS DE SELECCIÓN, FORMACIÓN , ORIENTACIÓN ACADÉMICAS Y APOYOS SOCIO-ECONÓMICOS A LOS ESTUDIANTES BENEFICIADOS POR LOS CONVENIOS INTERNACIONALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 3.200

RESPONSABLE/EJECUTOR: OFICINA DE COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	111.228	0	0	0	0	0	111.228
407	**00**	**00**	**00**	**Transferencias y donaciones**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	500.000	0	0	0	0	0	500.000
407	01	02	00	Donaciones corrientes internas al sector privado	500.000	0	0	0	0	0	500.000
407	01	02	01	Donaciones corrientes a personas	500.000	0	0	0	0	0	500.000
				Totales	**1.538.100**	**0**	**0**	**0**	**0**	**0**	**1.538.100**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118902 350172000 FORTALECER LA ATENCIÓN INTEGRAL A LOS ESTUDIANTES BENEFICIADOS POR LOS CONVENIOS DE COOPERACIÓN INTERNACIONAL

OBJETIVO DEL PROYECTO: ESTABLECER LOS MECANISMO PARA SATISFACER LAS NECESIDADES ECONÓMICAS, SOCIALES, EDUCATIVA, CULTURALES, DEPORTIVAS, ADMINISTRATIVA Y DE LOGÍSTICA, MEDIANTE LA COOPERACION Y SOLIDARIDAD A LOS ESTUDIANTES AMPARADOS POR LOS CONVENIOS INTERNACIONALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 3.200

RESPONSABLE/EJECUTOR: COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL INTERNACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350172003 PROMOVER Y APOYAR LAS ACTIVIDADES EXTRACURRICULARES, EN ARAS DE GARÁNTIZAR EL BUEN VIVIR A LOS ESTUDIANTES BENEFICIADOS POR LOS CONVENIOS INTERNACIONALES.

UNIDAD DE MEDIDA: JORNADA **META:** 9

RESPONSABLE/EJECUTOR: OFICINA DE COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**320.480**	**0**	**0**	**0**	**0**	**0**	**320.480**
402	01	00	00	Productos alimenticios y agropecuarios	236.820	0	0	0	0	0	236.820
402	01	01	00	Alimentos y bebidas para personas	236.820	0	0	0	0	0	236.820
402	03	00	00	Textiles y vestuarios	4.750	0	0	0	0	0	4.750
402	03	02	00	Prendas de vestir	4.750	0	0	0	0	0	4.750
402	10	00	00	Productos varios y útiles diversos	78.910	0	0	0	0	0	78.910
402	10	01	00	Artículos de deporte, recreación y juguetes	78.910	0	0	0	0	0	78.910
403	**00**	**00**	**00**	**Servicios no personales**	**567.689**	**0**	**0**	**0**	**0**	**0**	**567.689**
403	02	00	00	Alquileres de maquinaria y equipos	91.200	0	0	0	0	0	91.200
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	91.200	0	0	0	0	0	91.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	251.966	0	0	0	0	0	251.966
403	07	01	00	Publicidad y propaganda	118.830	0	0	0	0	0	118.830
403	07	02	00	Imprenta y reproducción	7.136	0	0	0	0	0	7.136
403	07	03	00	Relaciones sociales	126.000	0	0	0	0	0	126.000
403	09	00	00	Viáticos y pasajes	129.360	0	0	0	0	0	129.360
403	09	01	00	Viáticos y pasajes dentro del país	129.360	0	0	0	0	0	129.360
403	18	00	00	Impuestos indirectos	95.163	0	0	0	0	0	95.163
403	18	01	00	Impuesto al valor agregado	95.163	0	0	0	0	0	95.163
				Totales	**888.169**	**0**	**0**	**0**	**0**	**0**	**888.169**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118225 350173000 ORGANIZACIÓN Y FORTALECIMIENTO DEL PODER POPULAR ESTUDIANTIL

OBJETIVO DEL PROYECTO: ORGANIZAR Y FORTALECER EL PODER POPULAR ESTUDIANTIL EN EL EJERCICIO DE LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: EVENTO **META:** 49

RESPONSABLE/EJECUTOR: PARTICIPACIÓN ESTUDIANTIL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**546.793**	**0**	**0**	**0**	**0**	**0**	**546.793**
402	01	00	00	Productos alimenticios y agropecuarios	454.723	0	0	0	0	0	454.723
402	01	01	00	Alimentos y bebidas para personas	454.723	0	0	0	0	0	454.723
402	06	00	00	Productos químicos y derivados	92.070	0	0	0	0	0	92.070
402	06	03	00	Tintas, pinturas y colorantes	92.070	0	0	0	0	0	92.070
403	**00**	**00**	**00**	**Servicios no personales**	**1.531.567**	**0**	**0**	**0**	**0**	**0**	**1.531.567**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.055.193	0	0	0	0	0	1.055.193
403	07	01	00	Publicidad y propaganda	350.025	0	0	0	0	0	350.025
403	07	02	00	Imprenta y reproducción	106.968	0	0	0	0	0	106.968
403	07	03	00	Relaciones sociales	598.200	0	0	0	0	0	598.200
403	09	00	00	Viáticos y pasajes	211.200	0	0	0	0	0	211.200
403	09	01	00	Viáticos y pasajes dentro del país	211.200	0	0	0	0	0	211.200
403	10	00	00	Servicios profesionales y técnicos	42.480	0	0	0	0	0	42.480
403	10	07	00	Servicios de capacitación y adiestramiento	42.480	0	0	0	0	0	42.480
403	18	00	00	Impuestos indirectos	222.694	0	0	0	0	0	222.694
403	18	01	00	Impuesto al valor agregado	222.694	0	0	0	0	0	222.694
				Totales	**2.078.360**	**0**	**0**	**0**	**0**	**0**	**2.078.360**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118225 350173000 ORGANIZACIÓN Y FORTALECIMIENTO DEL PODER POPULAR ESTUDIANTIL

OBJETIVO DEL PROYECTO: ORGANIZAR Y FORTALECER EL PODER POPULAR ESTUDIANTIL EN EL EJERCICIO DE LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: EVENTO

META: 49

RESPONSABLE/EJECUTOR: PARTICIPACIÓN ESTUDIANTIL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118225 350173000 ORGANIZACIÓN Y FORTALECIMIENTO DEL PODER POPULAR ESTUDIANTIL

OBJETIVO DEL PROYECTO: ORGANIZAR Y FORTALECER EL PODER POPULAR ESTUDIANTIL EN EL EJERCICIO DE LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: EVENTO **META:** 49

RESPONSABLE/EJECUTOR: PARTICIPACIÓN ESTUDIANTIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350173001 DESARROLLAR POLÍTICAS QUE PERMITAN POTENCIAR LAS ORGANIZACIONES ESTUDIANTILES

UNIDAD DE MEDIDA: EVENTO **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**312.924**	**0**	**0**	**0**	**0**	**0**	**312.924**
402	01	00	00	Productos alimenticios y agropecuarios	269.369	0	0	0	0	0	269.369
402	01	01	00	Alimentos y bebidas para personas	269.369	0	0	0	0	0	269.369
402	06	00	00	Productos químicos y derivados	43.555	0	0	0	0	0	43.555
402	06	03	00	Tintas, pinturas y colorantes	43.555	0	0	0	0	0	43.555
403	**00**	**00**	**00**	**Servicios no personales**	**771.197**	**0**	**0**	**0**	**0**	**0**	**771.197**
403	07	00	00	Servicios de información, impresión y relaciones públicas	523.518	0	0	0	0	0	523.518
403	07	01	00	Publicidad y propaganda	168.130	0	0	0	0	0	168.130
403	07	02	00	Imprenta y reproducción	61.388	0	0	0	0	0	61.388
403	07	03	00	Relaciones sociales	294.000	0	0	0	0	0	294.000
403	09	00	00	Viáticos y pasajes	89.040	0	0	0	0	0	89.040
403	09	01	00	Viáticos y pasajes dentro del país	89.040	0	0	0	0	0	89.040
403	10	00	00	Servicios profesionales y técnicos	42.480	0	0	0	0	0	42.480
403	10	07	00	Servicios de capacitación y adiestramiento	42.480	0	0	0	0	0	42.480
403	18	00	00	Impuestos indirectos	116.159	0	0	0	0	0	116.159
403	18	01	00	Impuesto al valor agregado	116.159	0	0	0	0	0	116.159
				Totales	**1.084.121**	**0**	**0**	**0**	**0**	0	**1.084.121**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118225 350173000 ORGANIZACIÓN Y FORTALECIMIENTO DEL PODER POPULAR ESTUDIANTIL

OBJETIVO DEL PROYECTO: ORGANIZAR Y FORTALECER EL PODER POPULAR ESTUDIANTIL EN EL EJERCICIO DE LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: EVENTO **META:** 49

RESPONSABLE/EJECUTOR: PARTICIPACIÓN ESTUDIANTIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350173002 DESARROLLAR POLÍTICAS PARA LA PROMOCIÓN Y EL EJERCICIO DE LA CONTRALORÍA SOCIAL ESTUDIANTIL

UNIDAD DE MEDIDA: JORNADA **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**97.554**	**0**	**0**	**0**	**0**	**0**	**97.554**
402	01	00	00	Productos alimenticios y agropecuarios	97.554	0	0	0	0	0	97.554
402	01	01	00	Alimentos y bebidas para personas	97.554	0	0	0	0	0	97.554
403	**00**	**00**	**00**	**Servicios no personales**	**392.909**	**0**	**0**	**0**	**0**	**0**	**392.909**
403	07	00	00	Servicios de información, impresión y relaciones públicas	265.714	0	0	0	0	0	265.714
403	07	01	00	Publicidad y propaganda	64.710	0	0	0	0	0	64.710
403	07	02	00	Imprenta y reproducción	23.404	0	0	0	0	0	23.404
403	07	03	00	Relaciones sociales	177.600	0	0	0	0	0	177.600
403	09	00	00	Viáticos y pasajes	74.640	0	0	0	0	0	74.640
403	09	01	00	Viáticos y pasajes dentro del país	74.640	0	0	0	0	0	74.640
403	18	00	00	Impuestos indirectos	52.555	0	0	0	0	0	52.555
403	18	01	00	Impuesto al valor agregado	52.555	0	0	0	0	0	52.555
				Totales	**490.463**	**0**	**0**	**0**	**0**	**0**	**490.463**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 118225 350173000 ORGANIZACIÓN Y FORTALECIMIENTO DEL PODER POPULAR ESTUDIANTIL

OBJETIVO DEL PROYECTO: ORGANIZAR Y FORTALECER EL PODER POPULAR ESTUDIANTIL EN EL EJERCICIO DE LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: EVENTO **META:** 49

RESPONSABLE/EJECUTOR: PARTICIPACIÓN ESTUDIANTIL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350173003 PROMOVER EL SERVICIO COMUNITARIO EN LAS INSTITUCIONES DE EDUCACION UNIVERSITARIA

UNIDAD DE MEDIDA: JORNADA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**136.315**	**0**	**0**	**0**	**0**	0	**136.315**
402	01	00	00	Productos alimenticios y agropecuarios	87.800	0	0	0	0	0	87.800
402	01	01	00	Alimentos y bebidas para personas	87.800	0	0	0	0	0	87.800
402	06	00	00	Productos químicos y derivados	48.515	0	0	0	0	0	48.515
402	06	03	00	Tintas, pinturas y colorantes	48.515	0	0	0	0	0	48.515
403	**00**	**00**	**00**	**Servicios no personales**	**367.461**	**0**	**0**	**0**	**0**	0	**367.461**
403	07	00	00	Servicios de información, impresión y relaciones públicas	265.961	0	0	0	0	0	265.961
403	07	01	00	Publicidad y propaganda	117.185	0	0	0	0	0	117.185
403	07	02	00	Imprenta y reproducción	22.176	0	0	0	0	0	22.176
403	07	03	00	Relaciones sociales	126.600	0	0	0	0	0	126.600
403	09	00	00	Viáticos y pasajes	47.520	0	0	0	0	0	47.520
403	09	01	00	Viáticos y pasajes dentro del pais	47.520	0	0	0	0	0	47.520
403	18	00	00	Impuestos indirectos	53.980	0	0	0	0	0	53.980
403	18	01	00	Impuesto al valor agregado	53.980	0	0	0	0	0	53.980
				Totales	**503.776**	**0**	**0**	**0**	**0**	0	**503.776**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 119050 350174000 FORTALECIMIENTO Y CONSOLIDACIÓN DE LAS RELACIONES DE COOPERACIÓN NACIONAL E INTERNACIONAL EN MATERIA DE EDUCACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: ACTIVAR Y CONSOLIDAR LOS MECANISMOS E INSTRUMENTOS DE COOPERACIÓN EN MATERIA DE EDUCACIÓN UNIVERSITARIA, APLICADOS A LAS POLÍTICAS DE TRANSFORMACIÓN UNIVERSITARIA CON CALIDAD Y PERTINENCIA.

UNIDAD DE MEDIDA: PLAN **META:** 37

RESPONSABLE/EJECUTOR: COOPERACIÓN INTERNACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**205.235**	**0**	**0**	**0**	**0**	**0**	**205.235**
402	01	00	00	Productos alimenticios y agropecuarios	205.235	0	0	0	0	0	205.235
402	01	01	00	Alimentos y bebidas para personas	205.235	0	0	0	0	0	205.235
403	**00**	**00**	**00**	**Servicios no personales**	**2.344.492**	**0**	**0**	**0**	**0**	**0**	**2.344.492**
403	02	00	00	Alquileres de maquinaria y equipos	62.160	0	0	0	0	0	62.160
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	62.160	0	0	0	0	0	62.160
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.285.387	0	0	0	0	0	1.285.387
403	07	01	00	Publicidad y propaganda	369.128	0	0	0	0	0	369.128
403	07	02	00	Imprenta y reproducción	68.059	0	0	0	0	0	68.059
403	07	03	00	Relaciones sociales	848.200	0	0	0	0	0	848.200
403	09	00	00	Viáticos y pasajes	693.750	0	0	0	0	0	693.750
403	09	01	00	Viáticos y pasajes dentro del país	403.590	0	0	0	0	0	403.590
403	09	02	00	Viáticos y pasajes fuera del país	290.160	0	0	0	0	0	290.160
403	10	00	00	Servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	273.195	0	0	0	0	0	273.195
403	18	01	00	Impuesto al valor agregado	273.195	0	0	0	0	0	273.195
				Totales	**2.549.727**	**0**	**0**	**0**	**0**	**0**	**2.549.727**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 119050 350174000 FORTALECIMIENTO Y CONSOLIDACIÓN DE LAS RELACIONES DE COOPERACIÓN NACIONAL E INTERNACIONAL EN MATERIA DE EDUCACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: ACTIVAR Y CONSOLIDAR LOS MECANISMOS E INSTRUMENTOS DE COOPERACIÓN EN MATERIA DE EDUCACIÓN UNIVERSITARIA, APLICADOS A LAS POLÍTICAS DE TRANSFORMACIÓN UNIVERSITARIA CON CALIDAD Y PERTINENCIA.

UNIDAD DE MEDIDA: PLAN

META: 37

RESPONSABLE/EJECUTOR: COOPERACIÓN INTERNACIONAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 119050 350174000 FORTALECIMIENTO Y CONSOLIDACIÓN DE LAS RELACIONES DE COOPERACIÓN NACIONAL E INTERNACIONAL EN MATERIA DE EDUCACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: ACTIVAR Y CONSOLIDAR LOS MECANISMOS E INSTRUMENTOS DE COOPERACIÓN EN MATERIA DE EDUCACIÓN UNIVERSITARIA, APLICADOS A LAS POLÍTICAS DE TRANSFORMACIÓN UNIVERSITARIA CON CALIDAD Y PERTINENCIA.

UNIDAD DE MEDIDA: PLAN **META:** 37

RESPONSABLE/EJECUTOR: COOPERACIÓN INTERNACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350174001 DESARROLLO Y CONSOLIDACIÓN DE RELACIONES DE COOPERACIÓN SOLIDARIA EN EDUCACIÓN UNIVERSITARIA CON LOS PAÍSES DEL MUNDO.

UNIDAD DE MEDIDA: PLAN **META:** 25

RESPONSABLE/EJECUTOR: OFICINA DE COOPERACIÓN INTERNACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**142.248**	**0**	**0**	**0**	**0**	0	**142.248**
402	01	00	00	Productos alimenticios y agropecuarios	142.248	0	0	0	0	0	142.248
402	01	01	00	Alimentos y bebidas para personas	142.248	0	0	0	0	0	142.248
403	**00**	**00**	**00**	**Servicios no personales**	**1.477.616**	**0**	**0**	**0**	**0**	0	**1.477.616**
403	07	00	00	Servicios de información, impresión y relaciones públicas	690.087	0	0	0	0	0	690.087
403	07	01	00	Publicidad y propaganda	202.220	0	0	0	0	0	202.220
403	07	02	00	Imprenta y reproducción	25.867	0	0	0	0	0	25.867
403	07	03	00	Relaciones sociales	462.000	0	0	0	0	0	462.000
403	09	00	00	Viáticos y pasajes	583.968	0	0	0	0	0	583.968
403	09	01	00	Viáticos y pasajes dentro del país	314.400	0	0	0	0	0	314.400
403	09	02	00	Viáticos y pasajes fuera del país	269.568	0	0	0	0	0	269.568
403	10	00	00	Servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	173.561	0	0	0	0	0	173.561
403	18	01	00	Impuesto al valor agregado	173.561	0	0	0	0	0	173.561
				Totales	**1.619.864**	**0**	**0**	**0**	**0**	0	**1.619.864**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 119050 350174000 FORTALECIMIENTO Y CONSOLIDACIÓN DE LAS RELACIONES DE COOPERACIÓN NACIONAL E INTERNACIONAL EN MATERIA DE EDUCACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: ACTIVAR Y CONSOLIDAR LOS MECANISMOS E INSTRUMENTOS DE COOPERACIÓN EN MATERIA DE EDUCACIÓN UNIVERSITARIA, APLICADOS A LAS POLÍTICAS DE TRANSFORMACIÓN UNIVERSITARIA CON CALIDAD Y PERTINENCIA.

UNIDAD DE MEDIDA: PLAN **META:** 37

RESPONSABLE/EJECUTOR: COOPERACIÓN INTERNACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350174002 DESARROLLO DE EVENTOS NACIONALES E INTERNACIONALES DE COOPERACIÓN EN MATERIA DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE COOPERACIÓN INTERNACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**62.987**	**0**	**0**	**0**	**0**	**0**	**62.987**
402	01	00	00	Productos alimenticios y agropecuarios	62.987	0	0	0	0	0	62.987
402	01	01	00	Alimentos y bebidas para personas	62.987	0	0	0	0	0	62.987
403	**00**	**00**	**00**	**Servicios no personales**	**866.876**	**0**	**0**	**0**	**0**	**0**	**866.876**
403	02	00	00	Alquileres de maquinaria y equipos	62.160	0	0	0	0	0	62.160
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	62.160	0	0	0	0	0	62.160
403	07	00	00	Servicios de información, impresión y relaciones públicas	595.300	0	0	0	0	0	595.300
403	07	01	00	Publicidad y propaganda	166.908	0	0	0	0	0	166.908
403	07	02	00	Imprenta y reproducción	42.192	0	0	0	0	0	42.192
403	07	03	00	Relaciones sociales	386.200	0	0	0	0	0	386.200
403	09	00	00	Viáticos y pasajes	109.782	0	0	0	0	0	109.782
403	09	01	00	Viáticos y pasajes dentro del país	89.190	0	0	0	0	0	89.190
403	09	02	00	Viáticos y pasajes fuera del país	20.592	0	0	0	0	0	20.592
403	18	00	00	Impuestos indirectos	99.634	0	0	0	0	0	99.634
403	18	01	00	Impuesto al valor agregado	99.634	0	0	0	0	0	99.634
				Totales	**929.863**	**0**	**0**	**0**	**0**	**0**	**929.863**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 119144 350175000 FORTALECIMIENTO DE LA GESTIÓN DEL MINISTERIO EN LAS ÁREAS DE TECNOLOGÍA Y EVALUACIÓN DE POLÍTICAS PARA LA TRANSFORMACIÓN HACIA UNA ESTRUCTURA SOCIAL INCLUYENTE

OBJETIVO DEL PROYECTO: IMPLEMENTAR UNA PLATAFORMA TECNOLÓGICA ÓPTIMA QUE PERMITA LA SIMPLIFICACIÓN DE LOS PROCESOS Y LA TOMA DE DECISIONES DE LA INSTITUCIÓN A FIN DE DAR RESPUESTAS RÁPIDAS Y OPORTUNAS Y FACILITAR EL SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PROGRAMAS Y PROYECTOS ESTRATÉGICOS SOCIALMENTE SUSTANTIVOS

UNIDAD DE MEDIDA: SERVICIO **META:** 92

RESPONSABLE/EJECUTOR: COORDINACIÓN SUPERIOR DEL DESPACHO DEL MINISTRO-DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**73.255**	**0**	**0**	**0**	**0**	**0**	**73.255**
402	01	00	00	Productos alimenticios y agropecuarios	73.255	0	0	0	0	0	73.255
402	01	01	00	Alimentos y bebidas para personas	73.255	0	0	0	0	0	73.255
403	**00**	**00**	**00**	**Servicios no personales**	**2.781.871**	**0**	**0**	**0**	**0**	**0**	**2.781.871**
403	09	00	00	Viáticos y pasajes	152.160	0	0	0	0	0	152.160
403	09	01	00	Viáticos y pasajes dentro del país	152.160	0	0	0	0	0	152.160
403	10	00	00	Servicios profesionales y técnicos	1.080.000	0	0	0	0	0	1.080.000
403	10	03	00	Servicios de procesamiento de datos	700.000	0	0	0	0	0	700.000
403	10	99	00	Otros servicios profesionales y técnicos	380.000	0	0	0	0	0	380.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	13.694	0	0	0	0	0	13.694
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	11.336	0	0	0	0	0	11.336
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.358	0	0	0	0	0	2.358
403	18	00	00	Impuestos indirectos	1.536.017	0	0	0	0	0	1.536.017
403	18	01	00	Impuesto al valor agregado	1.536.017	0	0	0	0	0	1.536.017
404	**00**	**00**	**00**	**Activos reales**	**11.480.972**	**0**	**0**	**0**	**0**	**0**	**11.480.972**
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.641.452	0	0	0	0	0	7.641.452
404	05	01	00	Equipos de telecomunicaciones	7.641.452	0	0	0	0	0	7.641.452
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	316.280	0	0	0	0	0	316.280
404	07	02	00	Equipos de enseñanza, deporte y recreación	56.280	0	0	0	0	0	56.280
404	07	06	00	Instrumentos musicales y equipos de audio	260.000	0	0	0	0	0	260.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.573.240	0	0	0	0	0	2.573.240
404	09	02	00	Equipos de computación	2.573.240	0	0	0	0	0	2.573.240
404	12	00	00	Activos intangibles	600.000	0	0	0	0	0	600.000
404	12	04	00	Paquetes y programas de computación	600.000	0	0	0	0	0	600.000
404	99	00	00	Otros activos reales	350.000	0	0	0	0	0	350.000
404	99	01	00	Otros activos reales	350.000	0	0	0	0	0	350.000
				Totales	**14.336.098**	**0**	**0**	**0**	**0**	**0**	**14.336.098**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 119144 350175000 FORTALECIMIENTO DE LA GESTIÓN DEL MINISTERIO EN LAS ÁREAS DE TECNOLOGÍA Y EVALUACIÓN DE POLÍTICAS PARA LA TRANSFORMACIÓN HACIA UNA ESTRUCTURA SOCIAL INCLUYENTE

OBJETIVO DEL PROYECTO: IMPLEMENTAR UNA PLATAFORMA TECNOLÓGICA ÓPTIMA QUE PERMITA LA SIMPLIFICACIÓN DE LOS PROCESOS Y LA TOMA DE DECISIONES DE LA INSTITUCIÓN A FIN DE DAR RESPUESTAS RÁPIDAS Y OPORTUNAS Y FACILITAR EL SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PROGRAMAS Y PROYECTOS ESTRATÉGICOS SOCIALMENTE SUSTANTIVOS

UNIDAD DE MEDIDA: SERVICIO **META:** 92

RESPONSABLE/EJECUTOR: COORDINACIÓN SUPERIOR DEL DESPACHO DEL MINISTRO-DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 119144 350175000 FORTALECIMIENTO DE LA GESTIÓN DEL MINISTERIO EN LAS ÁREAS DE TECNOLOGÍA Y EVALUACIÓN DE POLÍTICAS PARA LA TRANSFORMACIÓN HACIA UNA ESTRUCTURA SOCIAL INCLUYENTE

OBJETIVO DEL PROYECTO: IMPLEMENTAR UNA PLATAFORMA TECNOLÓGICA ÓPTIMA QUE PERMITA LA SIMPLIFICACIÓN DE LOS PROCESOS Y LA TOMA DE DECISIONES DE LA INSTITUCIÓN A FIN DE DAR RESPUESTAS RÁPIDAS Y OPORTUNAS Y FACILITAR EL SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PROGRAMAS Y PROYECTOS ESTRATÉGICOS SOCIALMENTE SUSTANTIVOS

UNIDAD DE MEDIDA: SERVICIO **META:** 92

RESPONSABLE/EJECUTOR: COORDINACIÓN SUPERIOR DEL DESPACHO DEL MINISTRO-DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350175001 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: SERVICIO **META:** 92

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**45.180**	**0**	**0**	**0**	**0**	**0**	**45.180**
402	01	00	00	Productos alimenticios y agropecuarios	45.180	0	0	0	0	0	45.180
402	01	01	00	Alimentos y bebidas para personas	45.180	0	0	0	0	0	45.180
403	**00**	**00**	**00**	**Servicios no personales**	**2.608.078**	**0**	**0**	**0**	**0**	**0**	**2.608.078**
403	10	00	00	Servicios profesionales y técnicos	1.080.000	0	0	0	0	0	1.080.000
403	10	03	00	Servicios de procesamiento de datos	700.000	0	0	0	0	0	700.000
403	10	99	00	Otros servicios profesionales y técnicos	380.000	0	0	0	0	0	380.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	13.694	0	0	0	0	0	13.694
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	11.336	0	0	0	0	0	11.336
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.358	0	0	0	0	0	2.358
403	18	00	00	Impuestos indirectos	1.514.384	0	0	0	0	0	1.514.384
403	18	01	00	Impuesto al valor agregado	1.514.384	0	0	0	0	0	1.514.384
404	**00**	**00**	**00**	**Activos reales**	**11.480.972**	**0**	**0**	**0**	**0**	**0**	**11.480.972**
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.641.452	0	0	0	0	0	7.641.452
404	05	01	00	Equipos de telecomunicaciones	7.641.452	0	0	0	0	0	7.641.452
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	316.280	0	0	0	0	0	316.280
404	07	02	00	Equipos de enseñanza, deporte y recreación	56.280	0	0	0	0	0	56.280
404	07	06	00	Instrumentos musicales y equipos de audio	260.000	0	0	0	0	0	260.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.573.240	0	0	0	0	0	2.573.240
404	09	02	00	Equipos de computación	2.573.240	0	0	0	0	0	2.573.240
404	12	00	00	Activos intangibles	600.000	0	0	0	0	0	600.000
404	12	04	00	Paquetes y programas de computación	600.000	0	0	0	0	0	600.000
404	99	00	00	Otros activos reales	350.000	0	0	0	0	0	350.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 119144 350175000 FORTALECIMIENTO DE LA GESTIÓN DEL MINISTERIO EN LAS ÁREAS DE TECNOLOGÍA Y EVALUACIÓN DE POLÍTICAS PARA LA TRANSFORMACIÓN HACIA UNA ESTRUCTURA SOCIAL INCLUYENTE

OBJETIVO DEL PROYECTO: IMPLEMENTAR UNA PLATAFORMA TECNOLÓGICA ÓPTIMA QUE PERMITA LA SIMPLIFICACIÓN DE LOS PROCESOS Y LA TOMA DE DECISIONES DE LA INSTITUCIÓN A FIN DE DAR RESPUESTAS RÁPIDAS Y OPORTUNAS Y FACILITAR EL SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PROGRAMAS Y PROYECTOS ESTRATÉGICOS SOCIALMENTE SUSTANTIVOS

UNIDAD DE MEDIDA: SERVICIO **META:** 92

RESPONSABLE/EJECUTOR: COORDINACIÓN SUPERIOR DEL DESPACHO DEL MINISTRO-DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350175001 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: SERVICIO **META:** 92

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	350.000	0	0	0	0	0	350.000
				Totales	**14.134.230**	0	0	0	0	0	**14.134.230**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 119144 350175000 FORTALECIMIENTO DE LA GESTIÓN DEL MINISTERIO EN LAS ÁREAS DE TECNOLOGÍA Y EVALUACIÓN DE POLÍTICAS PARA LA TRANSFORMACIÓN HACIA UNA ESTRUCTURA SOCIAL INCLUYENTE

OBJETIVO DEL PROYECTO: IMPLEMENTAR UNA PLATAFORMA TECNOLÓGICA ÓPTIMA QUE PERMITA LA SIMPLIFICACIÓN DE LOS PROCESOS Y LA TOMA DE DECISIONES DE LA INSTITUCIÓN A FIN DE DAR RESPUESTAS RÁPIDAS Y OPORTUNAS Y FACILITAR EL SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PROGRAMAS Y PROYECTOS ESTRATÉGICOS SOCIALMENTE SUSTANTIVOS

UNIDAD DE MEDIDA: SERVICIO **META:** 92

RESPONSABLE/EJECUTOR: COORDINACIÓN SUPERIOR DEL DESPACHO DEL MINISTRO-DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 350175002 SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PROGRAMAS Y PROYECTOS ESTRATÉGICOS Y SOCIALES DEL MPPEU

UNIDAD DE MEDIDA: INFORME **META:** 9

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**28.075**	**0**	**0**	**0**	**0**	**0**	**28.075**
402	01	00	00	Productos alimenticios y agropecuarios	28.075	0	0	0	0	0	28.075
402	01	01	00	Alimentos y bebidas para personas	28.075	0	0	0	0	0	28.075
403	**00**	**00**	**00**	**Servicios no personales**	**173.793**	**0**	**0**	**0**	**0**	**0**	**173.793**
403	09	00	00	Viáticos y pasajes	152.160	0	0	0	0	0	152.160
403	09	01	00	Viáticos y pasajes dentro del país	152.160	0	0	0	0	0	152.160
403	18	00	00	Impuestos indirectos	21.633	0	0	0	0	0	21.633
403	18	01	00	Impuesto al valor agregado	21.633	0	0	0	0	0	21.633
				Totales	**201.868**	**0**	**0**	**0**	**0**	**0**	**201.868**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**9.051.110.436**	**0**	**0**	**1.384.911.792**	**0**	**0**	**10.436.022.228**
407	01	00	00	Transferencias y donaciones corrientes internas	9.051.110.436	0	0	1.384.911.792	0	0	10.436.022.228
407	01	03	00	Transferencias corrientes internas al sector público	9.051.110.436	0	0	1.384.911.792	0	0	10.436.022.228
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	9.051.110.436	0	0	1.384.911.792	0	0	10.436.022.228
				Totales	**9.051.110.436**	**0**	**0**	**1.384.911.792**	**0**	**0**	**10.436.022.228**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**9.051.110.436**	**0**	**0**	**1.384.911.792**	**0**	**0**	**10.436.022.228**
407	01	00	00	Transferencias y donaciones corrientes internas	9.051.110.436	0	0	1.384.911.792	0	0	10.436.022.228
407	01	03	00	Transferencias corrientes internas al sector público	9.051.110.436	0	0	1.384.911.792	0	0	10.436.022.228
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	9.051.110.436	0	0	1.384.911.792	0	0	10.436.022.228
				- A0006 Colegio Universitario Francisco de Miranda	43.193.910	0	0	8.863.190	0	0	52.057.100
				- A0007 Colegio Universitario de Caracas	68.069.528	0	0	0	0	0	68.069.528
				- A0008 Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"	32.109.020	0	0	2.849.938	0	0	34.958.958
				- A0009 Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"	27.838.710	0	0	15.396.812	0	0	43.235.522
				- A0011 Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)	2.861.088.242	0	0	143.964.854	0	0	3.005.053.096
				- A0028 Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital	60.160.861	0	0	25.606.514	0	0	85.767.375
				- A0029 Instituto Universitario de Tecnología Alonso Gamero, Coro	60.269.610	0	0	17.638.430	0	0	77.908.040
				- A0030 Instituto Universitario de Tecnología Agroindustrial Región Los Andes	75.187.149	0	0	15.608.710	0	0	90.795.859
				- A0032 Instituto Universitario de Tecnología de los Llanos	44.954.219	0	0	9.705.678	0	0	54.659.897
				- A0033 Instituto Universitario de Tecnología de Maracaibo	110.195.275	0	0	24.698.086	0	0	134.893.361
				- A0035 Instituto Universitario de Tecnología de Yaracuy	48.802.112	0	0	5.955.751	0	0	54.757.863
				- A0036 Instituto Universitario de Tecnología de Puerto Cabello	50.701.166	0	0	11.531.124	0	0	62.232.290
				- A0038 Instituto Universitario de Tecnología de Valencia	73.554.081	0	0	12.521.700	0	0	86.075.781
				- A0039 Instituto Universitario de Tecnología del Estado Trujillo	69.508.215	0	0	11.926.966	0	0	81.435.181
				- A0040 Instituto Universitario de Tecnología "José Antonio Anzoátegui ", El Tigre	97.592.152	0	0	0	0	0	97.592.152
				- A0042 Instituto Universitario de Tecnología de Cabimas	63.706.747	0	0	0	0	0	63.706.747
				- A0048 Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"	26.649.950	0	0	6.163.783	0	0	32.813.733
				- A0053 Instituto Universitario de Tecnología Dr. Delfín Mendoza, Tucupita	57.090.341	0	0	12.175.079	0	0	69.265.420
				- A0080 Universidad del Zulia (LUZ)	361.429.843	0	0	104.527.111	0	0	465.956.954
				- A0081 Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)	94.115.219	0	0	21.911.732	0	0	116.026.951
				- A0082 Universidad de Oriente (UDO)	314.648.556	0	0	100.345.995	0	0	414.994.551

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- A0083 Universidad de Los Andes (ULA)	342.573.187	0	0	94.727.938	0	0	437.301.125
				- A0084 Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)	101.815.626	0	0	25.519.939	0	0	127.335.565
				- A0085 Universidad Nacional Experimental Rafael María Baralt (UNERMB)	78.315.285	0	0	18.479.963	0	0	96.795.248
				- A0086 Universidad Nacional Experimental Simón Bolívar (USB)	135.594.578	0	0	38.880.839	0	0	174.475.417
				- A0087 Universidad Nacional Abierta (UNA)	79.591.718	0	0	31.291.955	0	0	110.883.673
				- A0088 Universidad Nacional Experimental de Guayana (UNEG)	60.131.702	0	0	21.767.235	0	0	81.898.937
				- A0089 Universidad Centroccidental Lisandro Alvarado (UCLA)	143.557.613	0	0	39.581.442	0	0	183.139.055
				- A0090 Universidad Pedagógica Experimental Libertador (UPEL)	402.380.881	0	0	77.957.994	0	0	480.338.875
				- A0091 Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)	202.848.869	0	0	52.478.437	0	0	255.327.306
				- A0092 Universidad Nacional Experimental del Táchira (UNET)	53.199.412	0	0	15.085.799	0	0	68.285.211
				- A0093 Universidad Central de Venezuela (UCV)	503.782.320	0	0	0	0	0	503.782.320
				- A0094 Universidad de Carabobo (UC)	328.470.822	0	0	94.041.840	0	0	422.512.662
				- A0095 Universidad Nacional Experimental Simón Rodríguez (UNESR)	191.556.446	0	0	35.528.630	0	0	227.085.076
				- A0096 Universidad Nacional Experimental Francisco de Miranda (UNEFM)	82.937.709	0	0	20.734.427	0	0	103.672.136
				- A0186 Universidad Nacional Experimental del Yaracuy (UNEY)	24.566.168	0	0	6.536.534	0	0	31.102.702
				- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	103.560.901	0	0	17.998.342	0	0	121.559.243
				- A0208 Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)	51.445.453	0	0	15.209.157	0	0	66.654.610
				- A0246 Servicio Desconcentrado de Administración y Gestión del Fondo de Ahorro Familiar e Inversión Social "Hijos de Venezuela"	94.514.558	0	0	0	0	0	94.514.558
				- A0257 Universidad Politécnica Territorial del Estado Portuguesa "Juan de Jesús Montilla"	50.372.516	0	0	12.300.585	0	0	62.673.101
				- A0258 Universidad Politécnica Territorial del Estado Mérida "Kléber Ramírez"	47.510.061	0	0	13.588.673	0	0	61.098.734
				- A0259 Universidad Politécnica Territorial del Oeste de Sucre "Clodosbaldo Russián"	75.956.927	0	0	17.103.959	0	0	93.060.886
				- A0260 Universidad Politécnica Territorial de Paria "Luis Mariano Rivera"	67.200.281	0	0	13.557.214	0	0	80.757.495
				- A0272 Universidad Politécnica Territorial del Norte de Monagas "Ludovico Silva"	40.670.689	0	0	8.767.878	0	0	49.438.567
				- A0307 Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)	32.598.695	0	0	0	0	0	32.598.695

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- A0413 Fundación Poliedro de Caracas	3.800.000	0	0	0	0	0	3.800.000
				- A0415 Fundación Misión Sucre	321.172.791	0	0	21.036.907	0	0	342.209.698
				- A0427 Fundación Centro Internacional Miranda	5.764.569	0	0	0	0	0	5.764.569
				- A0466 Fundación Dr. Alejandro Próspero Reverend	42.832.829	0	0	0	0	0	42.832.829
				- A0912 Universidad Nacional Experimental Marítima del Caribe (UNEMC)	21.123.918	0	0	7.565.611	0	0	28.689.529
				- A0925 Instituto Universitario de Tecnología del Estado Bolívar	29.900.410	0	0	6.000.000	0	0	35.900.410
				- A0942 Universidad Bolivariana de Venezuela (UBV)	383.007.881	0	0	72.312.410	0	0	455.320.291
				- A0952 Universidad Deportiva del Sur	20.859.222	0	0	6.226.071	0	0	27.085.293
				- A1315 Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)	4.391.877	0	0	792.832	0	0	5.184.709
				- A1322 Universidad Nacional Experimental de las Artes (UNEARTE)	31.905.659	0	0	7.682.724	0	0	39.588.383
				- A1350 Universidad Bolivariana de Trabajadores "Jesús Rivero"	661.855	0	0	0	0	0	661.855
				- A1364 Universidad Politécnica Territorial del Alto Apure Pedro Camejo	19.253.630	0	0	4.116.950	0	0	23.370.580
				- A1365 Universidad Politécnica Territorial del Estado Barinas José Félix Ribas	22.007.874	0	0	5.709.608	0	0	27.717.482
				- A1366 Universidad Politécnica Territorial de Barlovento Argelia Laya	25.494.793	0	0	6.487.029	0	0	31.981.822
				- A1367 Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco	108.450.443	0	0	8.798.257	0	0	117.248.700
				- A1368 Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz	7.931.987	0	0	2.000.000	0	0	9.931.987
				- A1369 Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa	66.533.375	0	0	13.653.160	0	0	80.186.535
				Totales	**9.051.110.436**	**0**	**0**	**1.384.911.792**	**0**	**0**	**10.436.022.228**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL COLEGIO UNIVERSITARIO FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: BOLÍVAR

META: 52.057.100

RESPONSABLE/EJECUTOR: COLEGIO UNIVERSITARIO FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**43.193.910**	**0**	**0**	**8.863.190**	**0**	**0**	**52.057.100**
407	01	00	00	Transferencias y donaciones corrientes internas	43.193.910	0	0	8.863.190	0	0	52.057.100
407	01	03	00	Transferencias corrientes internas al sector público	43.193.910	0	0	8.863.190	0	0	52.057.100
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	43.193.910	0	0	8.863.190	0	0	52.057.100
				Totales	**43.193.910**	**0**	**0**	**8.863.190**	**0**	**0**	**52.057.100**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL COLEGIO UNIVERSITARIO DE CARACAS

UNIDAD DE MEDIDA: BOLÍVAR

META: 68.069.528

RESPONSABLE/EJECUTOR: COLEGIO UNIVERSITARIO DE CARACAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**68.069.528**	0	0	0	0	0	**68.069.528**
407	01	00	00	Transferencias y donaciones corrientes internas	68.069.528	0	0	0	0	0	68.069.528
407	01	03	00	Transferencias corrientes internas al sector público	68.069.528	0	0	0	0	0	68.069.528
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	68.069.528	0	0	0	0	0	68.069.528
				Totales	**68.069.528**	0	0	0	0	0	**68.069.528**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL COLEGIO UNIVERSITARIO "PROFESOR JOSÉ LORENZO PÉREZ RODRÍGUEZ"

UNIDAD DE MEDIDA: BOLÍVAR

META: 34.958.958

RESPONSABLE/EJECUTOR: COLEGIO UNIVERSITARIO "PROFESOR JOSÉ LORENZO PÉREZ RODRÍGUEZ"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**32.109.020**	**0**	**0**	**2.849.938**	**0**	**0**	**34.958.958**
407	01	00	00	Transferencias y donaciones corrientes internas	32.109.020	0	0	2.849.938	0	0	34.958.958
407	01	03	00	Transferencias corrientes internas al sector público	32.109.020	0	0	2.849.938	0	0	34.958.958
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	32.109.020	0	0	2.849.938	0	0	34.958.958
				Totales	**32.109.020**	**0**	**0**	**2.849.938**	**0**	**0**	**34.958.958**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL COLEGIO UNIVERSITARIO DE LOS TEQUES CECILIO ACOSTA "CULTCA"

UNIDAD DE MEDIDA: BOLÍVAR

META: 43.235.522

RESPONSABLE/EJECUTOR: COLEGIO UNIVERSITARIO CECILIO ACOSTA, DE LOS TEQUES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**27.838.710**	**0**	**0**	**15.396.812**	**0**	**0**	**43.235.522**
407	01	00	00	Transferencias y donaciones corrientes internas	27.838.710	0	0	15.396.812	0	0	43.235.522
407	01	03	00	Transferencias corrientes internas al sector público	27.838.710	0	0	15.396.812	0	0	43.235.522
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	27.838.710	0	0	15.396.812	0	0	43.235.522
				Totales	**27.838.710**	**0**	**0**	**15.396.812**	**0**	**0**	**43.235.522**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA "DR. FEDERICO RIVERO PALACIO", REGIÓN CAPITAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 85.767.375

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA "DR. FEDERICO RIVERO PALACIO", REGIÓN CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**60.160.861**	**0**	**0**	**25.606.514**	**0**	**0**	**85.767.375**
407	01	00	00	Transferencias y donaciones corrientes internas	60.160.861	0	0	25.606.514	0	0	85.767.375
407	01	03	00	Transferencias corrientes internas al sector público	60.160.861	0	0	25.606.514	0	0	85.767.375
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	60.160.861	0	0	25.606.514	0	0	85.767.375
				Totales	**60.160.861**	**0**	**0**	**25.606.514**	**0**	**0**	**85.767.375**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA ALONSO GAMERO, CORO

UNIDAD DE MEDIDA: BOLÍVAR

META: 77.908.040

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA ALONSO GAMERO, CORO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**60.269.610**	**0**	**0**	**17.638.430**	**0**	**0**	**77.908.040**
407	01	00	00	Transferencias y donaciones corrientes internas	60.269.610	0	0	17.638.430	0	0	77.908.040
407	01	03	00	Transferencias corrientes internas al sector público	60.269.610	0	0	17.638.430	0	0	77.908.040
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	60.269.610	0	0	17.638.430	0	0	77.908.040
				Totales	**60.269.610**	**0**	**0**	**17.638.430**	**0**	**0**	**77.908.040**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA AGROINDUSTRIAL REGIÓN LOS ANDES

UNIDAD DE MEDIDA: BOLÍVAR

META: 90.795.859

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA AGROINDUSTRIAL REGIÓN LOS ANDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**75.187.149**	**0**	**0**	**15.608.710**	**0**	**0**	**90.795.859**
407	01	00	00	Transferencias y donaciones corrientes internas	75.187.149	0	0	15.608.710	0	0	90.795.859
407	01	03	00	Transferencias corrientes internas al sector público	75.187.149	0	0	15.608.710	0	0	90.795.859
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	75.187.149	0	0	15.608.710	0	0	90.795.859
				Totales	**75.187.149**	**0**	**0**	**15.608.710**	**0**	**0**	**90.795.859**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE LOS LLANOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 54.659.897

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE LOS LLANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**44.954.219**	**0**	**0**	**9.705.678**	**0**	**0**	**54.659.897**
407	01	00	00	Transferencias y donaciones corrientes internas	44.954.219	0	0	9.705.678	0	0	54.659.897
407	01	03	00	Transferencias corrientes internas al sector público	44.954.219	0	0	9.705.678	0	0	54.659.897
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	44.954.219	0	0	9.705.678	0	0	54.659.897
				Totales	**44.954.219**	**0**	**0**	**9.705.678**	**0**	**0**	**54.659.897**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE MARACAIBO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 134.893.361

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE MARACAIBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**110.195.275**	**0**	**0**	**24.698.086**	**0**	**0**	**134.893.361**
407	01	00	00	Transferencias y donaciones corrientes internas	110.195.275	0	0	24.698.086	0	0	134.893.361
407	01	03	00	Transferencias corrientes internas al sector público	110.195.275	0	0	24.698.086	0	0	134.893.361
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	110.195.275	0	0	24.698.086	0	0	134.893.361
				Totales	**110.195.275**	**0**	**0**	**24.698.086**	**0**	**0**	**134.893.361**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE YARACUY

UNIDAD DE MEDIDA: BOLÍVAR

META: 54.757.863

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**48.802.112**	**0**	**0**	**5.955.751**	**0**	**0**	**54.757.863**
407	01	00	00	Transferencias y donaciones corrientes internas	48.802.112	0	0	5.955.751	0	0	54.757.863
407	01	03	00	Transferencias corrientes internas al sector público	48.802.112	0	0	5.955.751	0	0	54.757.863
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	48.802.112	0	0	5.955.751	0	0	54.757.863
				Totales	**48.802.112**	**0**	**0**	**5.955.751**	**0**	**0**	**54.757.863**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE PUERTO CABELLO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 62.232.290

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE PUERTO CABELLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**50.701.166**	**0**	**0**	**11.531.124**	**0**	**0**	**62.232.290**
407	01	00	00	Transferencias y donaciones corrientes internas	50.701.166	0	0	11.531.124	0	0	62.232.290
407	01	03	00	Transferencias corrientes internas al sector público	50.701.166	0	0	11.531.124	0	0	62.232.290
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	50.701.166	0	0	11.531.124	0	0	62.232.290
				Totales	**50.701.166**	**0**	**0**	**11.531.124**	**0**	**0**	**62.232.290**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE VALENCIA

UNIDAD DE MEDIDA: BOLÍVAR

META: 86.075.781

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE VALENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**73.554.081**	**0**	**0**	**12.521.700**	**0**	**0**	**86.075.781**
407	01	00	00	Transferencias y donaciones corrientes internas	73.554.081	0	0	12.521.700	0	0	86.075.781
407	01	03	00	Transferencias corrientes internas al sector público	73.554.081	0	0	12.521.700	0	0	86.075.781
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	73.554.081	0	0	12.521.700	0	0	86.075.781
				Totales	**73.554.081**	**0**	**0**	**12.521.700**	**0**	**0**	**86.075.781**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999013 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 81.435.181

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**69.508.215**	**0**	**0**	**11.926.966**	**0**	**0**	**81.435.181**
407	01	00	00	Transferencias y donaciones corrientes internas	69.508.215	0	0	11.926.966	0	0	81.435.181
407	01	03	00	Transferencias corrientes internas al sector público	69.508.215	0	0	11.926.966	0	0	81.435.181
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	69.508.215	0	0	11.926.966	0	0	81.435.181
				Totales	**69.508.215**	**0**	**0**	**11.926.966**	**0**	**0**	**81.435.181**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999014 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA "JOSÉ ANTONIO ANZOÁTEGUI ", EL TIGRE

UNIDAD DE MEDIDA: BOLÍVAR **META:** 97.592.152

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA "JOSÉ ANTONIO ANZOÁTEGUI", EL TIGRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**97.592.152**	**0**	**0**	**0**	**0**	**0**	**97.592.152**
407	01	00	00	Transferencias y donaciones corrientes internas	97.592.152	0	0	0	0	0	97.592.152
407	01	03	00	Transferencias corrientes internas al sector público	97.592.152	0	0	0	0	0	97.592.152
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	97.592.152	0	0	0	0	0	97.592.152
				Totales	**97.592.152**	**0**	**0**	**0**	**0**	**0**	**97.592.152**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999015 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE CABIMAS

UNIDAD DE MEDIDA: BOLÍVAR

META: 63.706.747

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE CABIMAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**63.706.747**	**0**	**0**	**0**	**0**	**0**	**63.706.747**
407	01	00	00	Transferencias y donaciones corrientes internas	63.706.747	0	0	0	0	0	63.706.747
407	01	03	00	Transferencias corrientes internas al sector público	63.706.747	0	0	0	0	0	63.706.747
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	63.706.747	0	0	0	0	0	63.706.747
				Totales	**63.706.747**	**0**	**0**	**0**	**0**	**0**	**63.706.747**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999016 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL OESTE "MARISCAL SUCRE"

UNIDAD DE MEDIDA: BOLÍVAR

META: 32.813.733

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL OESTE "MARISCAL SUCRE"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**26.649.950**	**0**	**0**	**6.163.783**	**0**	**0**	**32.813.733**
407	01	00	00	Transferencias y donaciones corrientes internas	26.649.950	0	0	6.163.783	0	0	32.813.733
407	01	03	00	Transferencias corrientes internas al sector público	26.649.950	0	0	6.163.783	0	0	32.813.733
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	26.649.950	0	0	6.163.783	0	0	32.813.733
				Totales	**26.649.950**	**0**	**0**	**6.163.783**	**0**	**0**	**32.813.733**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999017 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DR. DELFÍN MENDOZA, TUCUPITA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 69.265.420

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DR. DELFÍN MENDOZA, TUCUPITA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**57.090.341**	**0**	**0**	**12.175.079**	**0**	**0**	**69.265.420**
407	01	00	00	Transferencias y donaciones corrientes internas	57.090.341	0	0	12.175.079	0	0	69.265.420
407	01	03	00	Transferencias corrientes internas al sector público	57.090.341	0	0	12.175.079	0	0	69.265.420
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	57.090.341	0	0	12.175.079	0	0	69.265.420
				Totales	**57.090.341**	**0**	**0**	**12.175.079**	**0**	**0**	**69.265.420**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999018 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: BOLÍVAR **META:** 35.900.410

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**29.900.410**	**0**	**0**	**6.000.000**	**0**	**0**	**35.900.410**
407	01	00	00	Transferencias y donaciones corrientes internas	29.900.410	0	0	6.000.000	0	0	35.900.410
407	01	03	00	Transferencias corrientes internas al sector público	29.900.410	0	0	6.000.000	0	0	35.900.410
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	29.900.410	0	0	6.000.000	0	0	35.900.410
				Totales	**29.900.410**	**0**	**0**	**6.000.000**	**0**	**0**	**35.900.410**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2013**

ACCIÓN ESPECÍFICA: 359999019 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO LATINOAMERICANO DE AGROECOLOGÍA "PAULO FREIRE" (IALA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 5.184.709

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO LATINOAMERICANO DE AGROECOLOGÍA "PAULO FREIRE" (IALA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.391.877**	**0**	**0**	**792.832**	**0**	**0**	**5.184.709**
407	01	00	00	Transferencias y donaciones corrientes internas	4.391.877	0	0	792.832	0	0	5.184.709
407	01	03	00	Transferencias corrientes internas al sector público	4.391.877	0	0	792.832	0	0	5.184.709
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.391.877	0	0	792.832	0	0	5.184.709
				Totales	**4.391.877**	**0**	**0**	**792.832**	**0**	**0**	**5.184.709**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999020 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD DEL ZULIA (LUZ)

UNIDAD DE MEDIDA: BOLÍVAR

META: 465.956.954

RESPONSABLE/EJECUTOR: UNIVERSIDAD DEL ZULIA (LUZ)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**361.429.843**	**0**	**0**	**104.527.111**	**0**	**0**	**465.956.954**
407	01	00	00	Transferencias y donaciones corrientes internas	361.429.843	0	0	104.527.111	0	0	465.956.954
407	01	03	00	Transferencias corrientes internas al sector público	361.429.843	0	0	104.527.111	0	0	465.956.954
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	361.429.843	0	0	104.527.111	0	0	465.956.954
				Totales	**361.429.843**	**0**	**0**	**104.527.111**	**0**	**0**	**465.956.954**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999021 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA ANTONIO JOSÉ DE SUCRE (UNEXPO)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 116.026.951

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA ANTONIO JOSÉ DE SUCRE (UNEXPO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**94.115.219**	**0**	**0**	**21.911.732**	**0**	**0**	**116.026.951**
407	01	00	00	Transferencias y donaciones corrientes internas	94.115.219	0	0	21.911.732	0	0	116.026.951
407	01	03	00	Transferencias corrientes internas al sector público	94.115.219	0	0	21.911.732	0	0	116.026.951
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	94.115.219	0	0	21.911.732	0	0	116.026.951
				Totales	**94.115.219**	**0**	**0**	**21.911.732**	**0**	**0**	**116.026.951**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999022 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD DE ORIENTE (UDO)

UNIDAD DE MEDIDA: BOLÍVAR

META: 414.994.551

RESPONSABLE/EJECUTOR: UNIVERSIDAD DE ORIENTE (UDO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**314.648.556**	**0**	**0**	**100.345.995**	**0**	**0**	**414.994.551**
407	01	00	00	Transferencias y donaciones corrientes internas	314.648.556	0	0	100.345.995	0	0	414.994.551
407	01	03	00	Transferencias corrientes internas al sector público	314.648.556	0	0	100.345.995	0	0	414.994.551
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	314.648.556	0	0	100.345.995	0	0	414.994.551
				Totales	**314.648.556**	**0**	**0**	**100.345.995**	**0**	**0**	**414.994.551**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999023 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD DE LOS ANDES (ULA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 437.301.125

RESPONSABLE/EJECUTOR: UNIVERSIDAD DE LOS ANDES (ULA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**342.573.187**	**0**	**0**	**94.727.938**	**0**	**0**	**437.301.125**
407	01	00	00	Transferencias y donaciones corrientes internas	342.573.187	0	0	94.727.938	0	0	437.301.125
407	01	03	00	Transferencias corrientes internas al sector público	342.573.187	0	0	94.727.938	0	0	437.301.125
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	342.573.187	0	0	94.727.938	0	0	437.301.125
				Totales	**342.573.187**	**0**	**0**	**94.727.938**	**0**	**0**	**437.301.125**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999024 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL DE LOS LLANOS CENTRALES RÓMULO GALLEGOS (UNERG)

UNIDAD DE MEDIDA: BOLÍVAR

META: 127.335.565

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL DE LOS LLANOS CENTRALES RÓMULO GALLEGOS (UNERG)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**101.815.626**	**0**	**0**	**25.519.939**	**0**	**0**	**127.335.565**
407	01	00	00	Transferencias y donaciones corrientes internas	101.815.626	0	0	25.519.939	0	0	127.335.565
407	01	03	00	Transferencias corrientes internas al sector público	101.815.626	0	0	25.519.939	0	0	127.335.565
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	101.815.626	0	0	25.519.939	0	0	127.335.565
				Totales	**101.815.626**	**0**	**0**	**25.519.939**	**0**	**0**	**127.335.565**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999025 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL RAFAEL MARÍA BARALT (UNERMB)

UNIDAD DE MEDIDA: BOLÍVAR

META: 96.795.248

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL RAFAEL MARÍA BARALT (UNERMB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**78.315.285**	**0**	**0**	**18.479.963**	**0**	**0**	**96.795.248**
407	01	00	00	Transferencias y donaciones corrientes internas	78.315.285	0	0	18.479.963	0	0	96.795.248
407	01	03	00	Transferencias corrientes internas al sector público	78.315.285	0	0	18.479.963	0	0	96.795.248
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	78.315.285	0	0	18.479.963	0	0	96.795.248
				Totales	**78.315.285**	**0**	**0**	**18.479.963**	**0**	**0**	**96.795.248**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999026 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL SIMÓN BOLÍVAR (USB)

UNIDAD DE MEDIDA: BOLÍVAR

META: 174.475.417

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL SIMÓN BOLÍVAR (USB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	00	00	00	**Transferencias y donaciones**	**135.594.578**	**0**	**0**	**38.880.839**	**0**	**0**	**174.475.417**
407	01	00	00	Transferencias y donaciones corrientes internas	135.594.578	0	0	38.880.839	0	0	174.475.417
407	01	03	00	Transferencias corrientes internas al sector público	135.594.578	0	0	38.880.839	0	0	174.475.417
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	135.594.578	0	0	38.880.839	0	0	174.475.417
				Totales	**135.594.578**	**0**	**0**	**38.880.839**	**0**	**0**	**174.475.417**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999027 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL ABIERTA (UNA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 110.883.673

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL ABIERTA (UNA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**79.591.718**	**0**	**0**	**31.291.955**	**0**	**0**	**110.883.673**
407	01	00	00	Transferencias y donaciones corrientes internas	79.591.718	0	0	31.291.955	0	0	110.883.673
407	01	03	00	Transferencias corrientes internas al sector público	79.591.718	0	0	31.291.955	0	0	110.883.673
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	79.591.718	0	0	31.291.955	0	0	110.883.673
				Totales	**79.591.718**	**0**	**0**	**31.291.955**	**0**	**0**	**110.883.673**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 359999028 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL DE GUAYANA (UNEG)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 81.898.937

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL DE GUAYANA (UNEG)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**60.131.702**	**0**	**0**	**21.767.235**	**0**	**0**	**81.898.937**
407	01	00	00	Transferencias y donaciones corrientes internas	60.131.702	0	0	21.767.235	0	0	81.898.937
407	01	03	00	Transferencias corrientes internas al sector público	60.131.702	0	0	21.767.235	0	0	81.898.937
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	60.131.702	0	0	21.767.235	0	0	81.898.937
				Totales	**60.131.702**	**0**	**0**	**21.767.235**	**0**	**0**	**81.898.937**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999029 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD CENTROCCIDENTAL LISANDRO ALVARADO (UCLA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 183.139.055

RESPONSABLE/EJECUTOR: UNIVERSIDAD CENTROCCIDENTAL LISANDRO ALVARADO (UCLA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**143.557.613**	**0**	**0**	**39.581.442**	**0**	**0**	**183.139.055**
407	01	00	00	Transferencias y donaciones corrientes internas	143.557.613	0	0	39.581.442	0	0	183.139.055
407	01	03	00	Transferencias corrientes internas al sector público	143.557.613	0	0	39.581.442	0	0	183.139.055
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	143.557.613	0	0	39.581.442	0	0	183.139.055
				Totales	**143.557.613**	**0**	**0**	**39.581.442**	**0**	**0**	**183.139.055**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999030 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD PEDAGÓGICA EXPERIMENTAL LIBERTADOR (UPEL)

UNIDAD DE MEDIDA: BOLÍVAR

META: 480.338.875

RESPONSABLE/EJECUTOR: UNIVERSIDAD PEDAGÓGICA EXPERIMENTAL LIBERTADOR (UPEL)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**402.380.881**	**0**	**0**	**77.957.994**	**0**	**0**	**480.338.875**
407	01	00	00	Transferencias y donaciones corrientes internas	402.380.881	0	0	77.957.994	0	0	480.338.875
407	01	03	00	Transferencias corrientes internas al sector público	402.380.881	0	0	77.957.994	0	0	480.338.875
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	402.380.881	0	0	77.957.994	0	0	480.338.875
				Totales	**402.380.881**	**0**	**0**	**77.957.994**	**0**	**0**	**480.338.875**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999031 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL DE LOS LLANOS OCCIDENTALES EZEQUIEL ZAMORA (UNELLEZ)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 255.327.306

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL DE LOS LLANOS OCCIDENTALES EZEQUIEL ZAMORA (UNELLEZ)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**202.848.869**	**0**	**0**	**52.478.437**	**0**	**0**	**255.327.306**
407	01	00	00	Transferencias y donaciones corrientes internas	202.848.869	0	0	52.478.437	0	0	255.327.306
407	01	03	00	Transferencias corrientes internas al sector público	202.848.869	0	0	52.478.437	0	0	255.327.306
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	202.848.869	0	0	52.478.437	0	0	255.327.306
				Totales	**202.848.869**	**0**	**0**	**52.478.437**	**0**	**0**	**255.327.306**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999032 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL DEL TÁCHIRA (UNET)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 68.285.211

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL DEL TÁCHIRA (UNET)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**53.199.412**	**0**	**0**	**15.085.799**	**0**	**0**	**68.285.211**
407	01	00	00	Transferencias y donaciones corrientes internas	53.199.412	0	0	15.085.799	0	0	68.285.211
407	01	03	00	Transferencias corrientes internas al sector público	53.199.412	0	0	15.085.799	0	0	68.285.211
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	53.199.412	0	0	15.085.799	0	0	68.285.211
				Totales	**53.199.412**	**0**	**0**	**15.085.799**	**0**	**0**	**68.285.211**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999033 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD CENTRAL DE VENEZUELA (UCV)

UNIDAD DE MEDIDA: BOLÍVAR

META: 503.782.320

RESPONSABLE/EJECUTOR: UNIVERSIDAD CENTRAL DE VENEZUELA (UCV)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**503.782.320**	**0**	**0**	**0**	**0**	**0**	**503.782.320**
407	01	00	00	Transferencias y donaciones corrientes internas	503.782.320	0	0	0	0	0	503.782.320
407	01	03	00	Transferencias corrientes internas al sector público	503.782.320	0	0	0	0	0	503.782.320
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	503.782.320	0	0	0	0	0	503.782.320
				Totales	**503.782.320**	**0**	**0**	**0**	**0**	**0**	**503.782.320**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999034 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD DE CARABOBO (UC)

UNIDAD DE MEDIDA: BOLÍVAR

META: 422.512.662

RESPONSABLE/EJECUTOR: UNIVERSIDAD DE CARABOBO (UC)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	00	00	00	**Transferencias y donaciones**	**328.470.822**	**0**	**0**	**94.041.840**	**0**	**0**	**422.512.662**
407	01	00	00	Transferencias y donaciones corrientes internas	328.470.822	0	0	94.041.840	0	0	422.512.662
407	01	03	00	Transferencias corrientes internas al sector público	328.470.822	0	0	94.041.840	0	0	422.512.662
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	328.470.822	0	0	94.041.840	0	0	422.512.662
				Totales	**328.470.822**	**0**	**0**	**94.041.840**	**0**	**0**	**422.512.662**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999035 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL SIMÓN RODRÍGUEZ (UNESR)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 227.085.076

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL SIMÓN RODRÍGUEZ (UNESR)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**191.556.446**	**0**	**0**	**35.528.630**	**0**	**0**	**227.085.076**
407	01	00	00	Transferencias y donaciones corrientes internas	191.556.446	0	0	35.528.630	0	0	227.085.076
407	01	03	00	Transferencias corrientes internas al sector público	191.556.446	0	0	35.528.630	0	0	227.085.076
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	191.556.446	0	0	35.528.630	0	0	227.085.076
				Totales	**191.556.446**	**0**	**0**	**35.528.630**	**0**	**0**	**227.085.076**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999036 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL FRANCISCO DE MIRANDA (UNEFM)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 103.672.136

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL FRANCISCO DE MIRANDA (UNEFM)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	00	00	00	**Transferencias y donaciones**	**82.937.709**	**0**	**0**	**20.734.427**	**0**	**0**	**103.672.136**
407	01	00	00	Transferencias y donaciones corrientes internas	82.937.709	0	0	20.734.427	0	0	103.672.136
407	01	03	00	Transferencias corrientes internas al sector público	82.937.709	0	0	20.734.427	0	0	103.672.136
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	82.937.709	0	0	20.734.427	0	0	103.672.136
				Totales	**82.937.709**	**0**	**0**	**20.734.427**	**0**	**0**	**103.672.136**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999037 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL DEL YARACUY (UNEY)

UNIDAD DE MEDIDA: BOLÍVAR

META: 31.102.702

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL DEL YARACUY (UNEY)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**24.566.168**	**0**	**0**	**6.536.534**	**0**	**0**	**31.102.702**
407	01	00	00	Transferencias y donaciones corrientes internas	24.566.168	0	0	6.536.534	0	0	31.102.702
407	01	03	00	Transferencias corrientes internas al sector público	24.566.168	0	0	6.536.534	0	0	31.102.702
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	24.566.168	0	0	6.536.534	0	0	31.102.702
				Totales	**24.566.168**	**0**	**0**	**6.536.534**	**0**	**0**	**31.102.702**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999038 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA DE LA FUERZA ARMADA NACIONAL (UNEFA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 121.559.243

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA DE LA FUERZA ARMADA NACIONAL (UNEFA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**103.560.901**	**0**	**0**	**17.998.342**	**0**	**0**	**121.559.243**
407	01	00	00	Transferencias y donaciones corrientes internas	103.560.901	0	0	17.998.342	0	0	121.559.243
407	01	03	00	Transferencias corrientes internas al sector público	103.560.901	0	0	17.998.342	0	0	121.559.243
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	103.560.901	0	0	17.998.342	0	0	121.559.243
				Totales	**103.560.901**	**0**	**0**	**17.998.342**	**0**	**0**	**121.559.243**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999039 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL SUR DEL LAGO "JESÚS MARÍA SEMPRÚM" (UNESUR)

UNIDAD DE MEDIDA: BOLÍVAR

META: 66.654.610

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL SUR DEL LAGO "JESÚS MARÍA SEMPRÚM" (UNESUR)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**51.445.453**	**0**	**0**	**15.209.157**	**0**	**0**	**66.654.610**
407	01	00	00	Transferencias y donaciones corrientes internas	51.445.453	0	0	15.209.157	0	0	66.654.610
407	01	03	00	Transferencias corrientes internas al sector público	51.445.453	0	0	15.209.157	0	0	66.654.610
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	51.445.453	0	0	15.209.157	0	0	66.654.610
				Totales	**51.445.453**	**0**	**0**	**15.209.157**	**0**	**0**	**66.654.610**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999040 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO PORTUGUESA "JUAN DE JESÚS MONTILLA"

UNIDAD DE MEDIDA: BOLÍVAR

META: 62.673.101

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO PORTUGUESA "JUAN DE JESÚS MONTILLA"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**50.372.516**	**0**	**0**	**12.300.585**	**0**	**0**	**62.673.101**
407	01	00	00	Transferencias y donaciones corrientes internas	50.372.516	0	0	12.300.585	0	0	62.673.101
407	01	03	00	Transferencias corrientes internas al sector público	50.372.516	0	0	12.300.585	0	0	62.673.101
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	50.372.516	0	0	12.300.585	0	0	62.673.101
				Totales	**50.372.516**	**0**	**0**	**12.300.585**	**0**	**0**	**62.673.101**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999041 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO MÉRIDA "KLÉBER RAMIREZ"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 61.098.734

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO MÉRIDA "KLÉBER RAMÍREZ"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**47.510.061**	**0**	**0**	**13.588.673**	**0**	**0**	**61.098.734**
407	01	00	00	Transferencias y donaciones corrientes internas	47.510.061	0	0	13.588.673	0	0	61.098.734
407	01	03	00	Transferencias corrientes internas al sector público	47.510.061	0	0	13.588.673	0	0	61.098.734
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	47.510.061	0	0	13.588.673	0	0	61.098.734
				Totales	**47.510.061**	**0**	**0**	**13.588.673**	**0**	**0**	**61.098.734**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999042 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL OESTE DE SUCRE "CLODOSBALDO RUSSIÁN"

UNIDAD DE MEDIDA: BOLÍVAR

META: 93.060.886

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL OESTE DE SUCRE "CLODOSBALDO RUSSIÁN"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**75.956.927**	**0**	**0**	**17.103.959**	**0**	**0**	**93.060.886**
407	01	00	00	Transferencias y donaciones corrientes internas	75.956.927	0	0	17.103.959	0	0	93.060.886
407	01	03	00	Transferencias corrientes internas al sector público	75.956.927	0	0	17.103.959	0	0	93.060.886
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	75.956.927	0	0	17.103.959	0	0	93.060.886
				Totales	**75.956.927**	**0**	**0**	**17.103.959**	**0**	**0**	**93.060.886**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999043 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD POLITÉCNICA TERRITORIAL DE PARIA "LUIS MARIANO RIVERA"

UNIDAD DE MEDIDA: BOLÍVAR

META: 80.757.495

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DE PARIA "LUIS MARIANO RIVERA"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**67.200.281**	**0**	**0**	**13.557.214**	**0**	**0**	**80.757.495**
407	01	00	00	Transferencias y donaciones corrientes internas	67.200.281	0	0	13.557.214	0	0	80.757.495
407	01	03	00	Transferencias corrientes internas al sector público	67.200.281	0	0	13.557.214	0	0	80.757.495
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	67.200.281	0	0	13.557.214	0	0	80.757.495
				Totales	**67.200.281**	**0**	**0**	**13.557.214**	**0**	**0**	**80.757.495**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999044 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL NORTE DE MONAGAS "LUDOVICO SILVA"

UNIDAD DE MEDIDA: BOLÍVAR

META: 49.438.567

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL NORTE DE MONAGAS "LUDOVICO SILVA"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**40.670.689**	**0**	**0**	**8.767.878**	**0**	**0**	**49.438.567**
407	01	00	00	Transferencias y donaciones corrientes internas	40.670.689	0	0	8.767.878	0	0	49.438.567
407	01	03	00	Transferencias corrientes internas al sector público	40.670.689	0	0	8.767.878	0	0	49.438.567
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	40.670.689	0	0	8.767.878	0	0	49.438.567
				Totales	**40.670.689**	**0**	**0**	**8.767.878**	**0**	**0**	**49.438.567**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999045 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL MARÍTIMA DEL CARIBE (UNEMC)

UNIDAD DE MEDIDA: BOLÍVAR

META: 28.689.529

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL MARÍTIMA DEL CARIBE (UNEMC)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**21.123.918**	**0**	**0**	**7.565.611**	**0**	**0**	**28.689.529**
407	01	00	00	Transferencias y donaciones corrientes internas	21.123.918	0	0	7.565.611	0	0	28.689.529
407	01	03	00	Transferencias corrientes internas al sector público	21.123.918	0	0	7.565.611	0	0	28.689.529
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	21.123.918	0	0	7.565.611	0	0	28.689.529
				Totales	**21.123.918**	**0**	**0**	**7.565.611**	**0**	**0**	**28.689.529**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999046 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD BOLIVARIANA DE VENEZUELA (UBV)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 455.320.291

RESPONSABLE/EJECUTOR: UNIVERSIDAD BOLIVARIANA DE VENEZUELA (UBV)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**383.007.881**	**0**	**0**	**72.312.410**	**0**	**0**	**455.320.291**
407	01	00	00	Transferencias y donaciones corrientes internas	383.007.881	0	0	72.312.410	0	0	455.320.291
407	01	03	00	Transferencias corrientes internas al sector público	383.007.881	0	0	72.312.410	0	0	455.320.291
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	383.007.881	0	0	72.312.410	0	0	455.320.291
				Totales	**383.007.881**	**0**	**0**	**72.312.410**	**0**	**0**	**455.320.291**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999047 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD DEPORTIVA DEL SUR

UNIDAD DE MEDIDA: BOLÍVAR **META:** 27.085.293

RESPONSABLE/EJECUTOR: UNIVERSIDAD DEPORTIVA DEL SUR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.859.222**	0	0	**6.226.071**	0	0	**27.085.293**
407	01	00	00	Transferencias y donaciones corrientes internas	20.859.222	0	0	6.226.071	0	0	27.085.293
407	01	03	00	Transferencias corrientes internas al sector público	20.859.222	0	0	6.226.071	0	0	27.085.293
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	20.859.222	0	0	6.226.071	0	0	27.085.293
				Totales	**20.859.222**	0	0	**6.226.071**	0	0	**27.085.293**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999048 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL DE LAS ARTES (UNEARTE)

UNIDAD DE MEDIDA: BOLÍVAR

META: 39.588.383

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL DE LAS ARTES (UNEARTE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**31.905.659**	**0**	**0**	**7.682.724**	**0**	**0**	**39.588.383**
407	01	00	00	Transferencias y donaciones corrientes internas	31.905.659	0	0	7.682.724	0	0	39.588.383
407	01	03	00	Transferencias corrientes internas al sector público	31.905.659	0	0	7.682.724	0	0	39.588.383
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	31.905.659	0	0	7.682.724	0	0	39.588.383
				Totales	**31.905.659**	**0**	**0**	**7.682.724**	**0**	**0**	**39.588.383**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999049 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD BOLIVARIANA DE TRABAJADORES "JESÚS RIVERO"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 661.855

RESPONSABLE/EJECUTOR: UNIVERSIDAD BOLIVARIANA DE TRABAJADORES "JESÚS RIVERO" (UBTJR)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**661.855**	**0**	**0**	**0**	**0**	**0**	**661.855**
407	01	00	00	Transferencias y donaciones corrientes internas	661.855	0	0	0	0	0	661.855
407	01	03	00	Transferencias corrientes internas al sector público	661.855	0	0	0	0	0	661.855
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	661.855	0	0	0	0	0	661.855
				Totales	**661.855**	**0**	**0**	**0**	**0**	**0**	**661.855**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999050 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ALTO APURE PEDRO CAMEJO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 23.370.580

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ALTO APURE PEDRO CAMEJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**19.253.630**	**0**	**0**	**4.116.950**	**0**	**0**	**23.370.580**
407	01	00	00	Transferencias y donaciones corrientes internas	19.253.630	0	0	4.116.950	0	0	23.370.580
407	01	03	00	Transferencias corrientes internas al sector público	19.253.630	0	0	4.116.950	0	0	23.370.580
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	19.253.630	0	0	4.116.950	0	0	23.370.580
				Totales	**19.253.630**	**0**	**0**	**4.116.950**	**0**	**0**	**23.370.580**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999051 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO BARINAS JOSÉ FÉLIX RIBAS

UNIDAD DE MEDIDA: BOLÍVAR

META: 27.717.482

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO BARINAS JOSÉ FÉLIX RIBAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**22.007.874**	**0**	**0**	**5.709.608**	**0**	**0**	**27.717.482**
407	01	00	00	Transferencias y donaciones corrientes internas	22.007.874	0	0	5.709.608	0	0	27.717.482
407	01	03	00	Transferencias corrientes internas al sector público	22.007.874	0	0	5.709.608	0	0	27.717.482
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	22.007.874	0	0	5.709.608	0	0	27.717.482
				Totales	**22.007.874**	**0**	**0**	**5.709.608**	**0**	**0**	**27.717.482**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999052 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD POLITÉCNICA TERRITORIAL DE BARLOVENTO ARGELIA LAYA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 31.981.822

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DE BARLOVENTO ARGELIA LAYA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**25.494.793**	**0**	**0**	**6.487.029**	**0**	**0**	**31.981.822**
407	01	00	00	Transferencias y donaciones corrientes internas	25.494.793	0	0	6.487.029	0	0	31.981.822
407	01	03	00	Transferencias corrientes internas al sector público	25.494.793	0	0	6.487.029	0	0	31.981.822
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	25.494.793	0	0	6.487.029	0	0	31.981.822
				Totales	**25.494.793**	**0**	**0**	**6.487.029**	**0**	**0**	**31.981.822**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999053 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO LARA ANDRÉS ELOY BLANCO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 117.248.700

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO LARA ANDRÉS ELOY BLANCO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**108.450.443**	**0**	**0**	**8.798.257**	**0**	**0**	**117.248.700**
407	01	00	00	Transferencias y donaciones corrientes internas	108.450.443	0	0	8.798.257	0	0	117.248.700
407	01	03	00	Transferencias corrientes internas al sector público	108.450.443	0	0	8.798.257	0	0	117.248.700
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	108.450.443	0	0	8.798.257	0	0	117.248.700
				Totales	**108.450.443**	**0**	**0**	**8.798.257**	**0**	**0**	**117.248.700**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999054 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL NORTE DEL TÁCHIRA MANUELA SÁENZ

UNIDAD DE MEDIDA: BOLÍVAR **META:** 9.931.987

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL NORTE DEL TÁCHIRA MANUELA SAENZ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.931.987**	**0**	**0**	**2.000.000**	**0**	0	**9.931.987**
407	01	00	00	Transferencias y donaciones corrientes internas	7.931.987	0	0	2.000.000	0	0	9.931.987
407	01	03	00	Transferencias corrientes internas al sector público	7.931.987	0	0	2.000.000	0	0	9.931.987
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	7.931.987	0	0	2.000.000	0	0	9.931.987
				Totales	**7.931.987**	**0**	**0**	**2.000.000**	**0**	0	**9.931.987**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999055 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO ARAGUA FEDERICO BRITO FIGUEROA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 80.186.535

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO ARAGUA FEDERICO BRITO FIGUEROA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**66.533.375**	**0**	**0**	**13.653.160**	**0**	**0**	**80.186.535**
407	01	00	00	Transferencias y donaciones corrientes internas	66.533.375	0	0	13.653.160	0	0	80.186.535
407	01	03	00	Transferencias corrientes internas al sector público	66.533.375	0	0	13.653.160	0	0	80.186.535
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	66.533.375	0	0	13.653.160	0	0	80.186.535
				Totales	**66.533.375**	**0**	**0**	**13.653.160**	**0**	**0**	**80.186.535**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999056 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL SERVICIO AUTÓNOMO OFICINAS TÉCNICAS DEL CONSEJO NACIONAL DE UNIVERSIDADES (CNU)

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.005.053.096

RESPONSABLE/EJECUTOR: SERVICIO AUTÓNOMO OFICINAS TÉCNICAS DEL CONSEJO NACIONAL DE UNIVERSIDADES (CNU)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.861.088.242**	**0**	**0**	**143.964.854**	**0**	**0**	**3.005.053.096**
407	01	00	00	Transferencias y donaciones corrientes internas	2.861.088.242	0	0	143.964.854	0	0	3.005.053.096
407	01	03	00	Transferencias corrientes internas al sector público	2.861.088.242	0	0	143.964.854	0	0	3.005.053.096
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.861.088.242	0	0	143.964.854	0	0	3.005.053.096
				Totales	**2.861.088.242**	**0**	**0**	**143.964.854**	**0**	**0**	**3.005.053.096**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999057 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN PARA EL SERVICIO DE ASISTENCIA MÉDICA HOSPITALARIA PARA ESTUDIANTES DE EDUCACIÓN SUPERIOR (FAMES)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 32.598.695

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL SERVICIO DE ASISTENCIA MÉDICA HOSPITALARIA PARA ESTUDIANTES DE EDUCACIÓN SUPERIOR (FAMES)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**32.598.695**	**0**	**0**	**0**	**0**	**0**	**32.598.695**
407	01	00	00	Transferencias y donaciones corrientes internas	32.598.695	0	0	0	0	0	32.598.695
407	01	03	00	Transferencias corrientes internas al sector público	32.598.695	0	0	0	0	0	32.598.695
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	32.598.695	0	0	0	0	0	32.598.695
				Totales	**32.598.695**	**0**	**0**	**0**	**0**	**0**	**32.598.695**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999058 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN POLIEDRO DE CARACAS

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.800.000

RESPONSABLE/EJECUTOR: FUNDACIÓN POLIEDRO DE CARACAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.800.000**	**0**	**0**	**0**	**0**	**0**	**3.800.000**
407	01	00	00	Transferencias y donaciones corrientes internas	3.800.000	0	0	0	0	0	3.800.000
407	01	03	00	Transferencias corrientes internas al sector público	3.800.000	0	0	0	0	0	3.800.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.800.000	0	0	0	0	0	3.800.000
				Totales	**3.800.000**	**0**	**0**	**0**	**0**	**0**	**3.800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999059 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN MISIÓN SUCRE

UNIDAD DE MEDIDA: BOLÍVAR **META:** 342.209.698

RESPONSABLE/EJECUTOR: FUNDACIÓN MISIÓN SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**321.172.791**	**0**	**0**	**21.036.907**	**0**	**0**	**342.209.698**
407	01	00	00	Transferencias y donaciones corrientes internas	321.172.791	0	0	21.036.907	0	0	342.209.698
407	01	03	00	Transferencias corrientes internas al sector público	321.172.791	0	0	21.036.907	0	0	342.209.698
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	321.172.791	0	0	21.036.907	0	0	342.209.698
				Totales	**321.172.791**	**0**	**0**	**21.036.907**	**0**	**0**	**342.209.698**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 359999060 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN CENTRO INTERNACIONAL MIRANDA

UNIDAD DE MEDIDA: BOLÍVAR

META: 5.764.569

RESPONSABLE/EJECUTOR: FUNDACIÓN CENTRO INTERNACIONAL MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.764.569**	**0**	**0**	**0**	**0**	**0**	**5.764.569**
407	01	00	00	Transferencias y donaciones corrientes internas	5.764.569	0	0	0	0	0	5.764.569
407	01	03	00	Transferencias corrientes internas al sector público	5.764.569	0	0	0	0	0	5.764.569
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.764.569	0	0	0	0	0	5.764.569
				Totales	**5.764.569**	**0**	**0**	**0**	**0**	**0**	**5.764.569**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999061 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN DR. ALEJANDRO PRÓSPERO REVEREND

UNIDAD DE MEDIDA: BOLÍVAR **META:** 42.832.829

RESPONSABLE/EJECUTOR: FUNDACIÓN DR. ALEJANDRO PRÓSPERO REVEREND

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**42.832.829**	**0**	**0**	**0**	**0**	**0**	**42.832.829**
407	01	00	00	Transferencias y donaciones corrientes internas	42.832.829	0	0	0	0	0	42.832.829
407	01	03	00	Transferencias corrientes internas al sector público	42.832.829	0	0	0	0	0	42.832.829
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	42.832.829	0	0	0	0	0	42.832.829
				Totales	**42.832.829**	**0**	**0**	**0**	**0**	**0**	**42.832.829**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS ACCESOS AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA CON PERTINENCIA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.436.022.228

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 359999062 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL SERVICIO DESCONCENTRADO DE ADMINISTRACIÓN Y GESTIÓN DEL FONDO AHORRO FAMILIAR E INVERSIÓN SOCIAL HIJOS DE VENEZUELA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 94.514.558

RESPONSABLE/EJECUTOR: SERVICIO DESCONCENTRADO DE ADMINISTRACIÓN Y GESTIÓN DEL FONDO AHORRO FAMILIAR E INVERSION SOCIAL HIJOS DE VENEZUELA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**94.514.558**	**0**	**0**	**0**	**0**	**0**	**94.514.558**
407	01	00	00	Transferencias y donaciones corrientes internas	94.514.558	0	0	0	0	0	94.514.558
407	01	03	00	Transferencias corrientes internas al sector público	94.514.558	0	0	0	0	0	94.514.558
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	94.514.558	0	0	0	0	0	94.514.558
				Totales	**94.514.558**	**0**	**0**	**0**	**0**	**0**	**94.514.558**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**189.244.331**	**0**	**0**	**0**	**0**	**0**	**189.244.331**
401	01	00	00	Sueldos, salarios y otras retribuciones	19.544.782	0	0	0	0	0	19.544.782
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	8.176.668	0	0	0	0	0	8.176.668
401	01	03	00	Suplencias a empleados	250.000	0	0	0	0	0	250.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.270.920	0	0	0	0	0	4.270.920
401	01	12	00	Salarios a obreros en puestos no permanentes	169.560	0	0	0	0	0	169.560
401	01	13	00	Suplencias a obreros	308.223	0	0	0	0	0	308.223
401	01	18	00	Remuneraciones al personal contratado	1.910.028	0	0	0	0	0	1.910.028
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	25.241	0	0	0	0	0	25.241
401	01	99	00	Otras retribuciones	4.434.142	0	0	0	0	0	4.434.142
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	596.615	0	0	0	0	0	596.615
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	532.403	0	0	0	0	0	532.403
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	64.212	0	0	0	0	0	64.212
401	03	00	00	Primas	30.741.829	0	0	0	0	0	30.741.829
401	03	01	00	Primas por mérito a empleados	15.429.147	0	0	0	0	0	15.429.147
401	03	03	00	Primas por hogar a empleados	846.000	0	0	0	0	0	846.000
401	03	04	00	Primas por hijos a empleados	199.019	0	0	0	0	0	199.019
401	03	08	00	Primas de profesionalización a empleados	835.821	0	0	0	0	0	835.821
401	03	09	00	Primas por antigüedad a empleados	125.220	0	0	0	0	0	125.220
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.404.800	0	0	0	0	0	2.404.800
401	03	16	00	Primas por mérito a obreros	5.109.386	0	0	0	0	0	5.109.386
401	03	18	00	Primas por hogar a obreros	470.940	0	0	0	0	0	470.940
401	03	19	00	Primas por hijos de obreros	213.761	0	0	0	0	0	213.761
401	03	21	00	Primas por antigüedad a obreros	45.536	0	0	0	0	0	45.536
401	03	22	00	Primas de profesionalización a obreros	17.989	0	0	0	0	0	17.989
401	03	47	00	Primas al personal de alto nivel y de dirección	123.472	0	0	0	0	0	123.472
401	03	95	00	Otras primas al personal de alto nivel y de dirección	13.359	0	0	0	0	0	13.359
401	03	97	00	Otras primas a empleados	1.979.242	0	0	0	0	0	1.979.242
401	03	98	00	Otras primas a obreros	2.928.137	0	0	0	0	0	2.928.137
401	04	00	00	Complementos de sueldos y salarios	51.883.947	0	0	0	0	0	51.883.947
401	04	06	00	Complemento a empleados por comisión de servicios	2.857.553	0	0	0	0	0	2.857.553
401	04	08	00	Bono compensatorio de alimentación a empleados	5.940.000	0	0	0	0	0	5.940.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	240.000	0	0	0	0	0	240.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	240.000	0	0	0	0	0	240.000
401	04	18	00	Bono compensatorio de alimentación a obreros	3.306.600	0	0	0	0	0	3.306.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.306.800	0	0	0	0	0	1.306.800
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.800	0	0	0	0	0	19.800
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	204.652	0	0	0	0	0	204.652
401	04	96	00	Otros complementos a empleados	24.907.859	0	0	0	0	0	24.907.859
401	04	97	00	Otros complementos a obreros	8.468.704	0	0	0	0	0	8.468.704
401	04	98	00	Otros complementos al personal contratado	4.391.979	0	0	0	0	0	4.391.979
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	33.094.428	0	0	0	0	0	33.094.428
401	05	01	00	Aguinaldos a empleados	9.554.902	0	0	0	0	0	9.554.902
401	05	03	00	Bono vacacional a empleados	12.779.863	0	0	0	0	0	12.779.863
401	05	04	00	Aguinaldos a obreros	3.248.776	0	0	0	0	0	3.248.776
401	05	06	00	Bono vacacional a obreros	4.873.164	0	0	0	0	0	4.873.164
401	05	07	00	Aguinaldos al personal contratado	1.044.389	0	0	0	0	0	1.044.389
401	05	08	00	Bono vacacional al personal contratado	1.462.486	0	0	0	0	0	1.462.486
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	78.509	0	0	0	0	0	78.509
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	52.339	0	0	0	0	0	52.339
401	06	00	00	Aportes patronales y legales	5.203.798	0	0	0	0	0	5.203.798
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.729.719	0	0	0	0	0	1.729.719
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	1.080.638	0	0	0	0	0	1.080.638
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	576.573	0	0	0	0	0	576.573
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	326.725	0	0	0	0	0	326.725
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	384.382	0	0	0	0	0	384.382
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	572.798	0	0	0	0	0	572.798
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	108.195	0	0	0	0	0	108.195
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	127.288	0	0	0	0	0	127.288
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	187.161	0	0	0	0	0	187.161
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	41.591	0	0	0	0	0	41.591
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	13.842	0	0	0	0	0	13.842
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	9.228	0	0	0	0	0	9.228

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	4.614	0	0	0	0	0	4.614
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	3.076	0	0	0	0	0	3.076
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	2.615	0	0	0	0	0	2.615
401	06	95	00	Otros aportes legales por personal contratado	35.353	0	0	0	0	0	35.353
401	07	00	00	Asistencia socio-económica	28.254.509	0	0	0	0	0	28.254.509
401	07	02	00	Becas a empleados	240.000	0	0	0	0	0	240.000
401	07	03	00	Ayudas por matrimonio a empleados	14.739	0	0	0	0	0	14.739
401	07	04	00	Ayudas por nacimiento de hijos a empleados	14.739	0	0	0	0	0	14.739
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.503.603	0	0	0	0	0	2.503.603
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	16.312.000	0	0	0	0	0	16.312.000
401	07	10	00	Dotación de uniformes a empleados	250.000	0	0	0	0	0	250.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	393.600	0	0	0	0	0	393.600
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	328.000	0	0	0	0	0	328.000
401	07	18	00	Becas a obreros	240.000	0	0	0	0	0	240.000
401	07	19	00	Ayudas por matrimonio de obreros	6.143	0	0	0	0	0	6.143
401	07	20	00	Ayudas por nacimiento de hijos de obreros	12.286	0	0	0	0	0	12.286
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	670.823	0	0	0	0	0	670.823
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	3.000.000	0	0	0	0	0	3.000.000
401	07	26	00	Dotación de uniformes a obreros	500.000	0	0	0	0	0	500.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	295.200	0	0	0	0	0	295.200
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	163.802	0	0	0	0	0	163.802
401	07	33	00	Asistencia socio-económica al personal contratado	3.286.504	0	0	0	0	0	3.286.504
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	23.070	0	0	0	0	0	23.070
401	08	00	00	Prestaciones sociales e indemnizaciones	19.924.423	0	0	0	0	0	19.924.423
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	13.648.482	0	0	0	0	0	13.648.482
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.677.409	0	0	0	0	0	4.677.409
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.496.403	0	0	0	0	0	1.496.403
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	102.129	0	0	0	0	0	102.129
403	**00**	**00**	**00**	**Servicios no personales**	**2.211.476**	**0**	**0**	**0**	**0**	**0**	**2.211.476**
403	10	00	00	Servicios profesionales y técnicos	880.000	0	0	0	0	0	880.000
403	10	07	00	Servicios de capacitación y adiestramiento	880.000	0	0	0	0	0	880.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.000.000	0	0	0	0	0	1.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	249.801	0	0	0	0	0	249.801
403	18	01	00	Impuesto al valor agregado	249.801	0	0	0	0	0	249.801
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	81.675	0	0	0	0	0	81.675
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	81.675	0	0	0	0	0	81.675
				Totales	**191.455.807**	**0**	**0**	**0**	**0**	**0**	**191.455.807**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 350001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**189.244.331**	**0**	**0**	**0**	**0**	**0**	**189.244.331**
401	01	00	00	Sueldos, salarios y otras retribuciones	19.544.782	0	0	0	0	0	19.544.782
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	8.176.668	0	0	0	0	0	8.176.668
401	01	03	00	Suplencias a empleados	250.000	0	0	0	0	0	250.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.270.920	0	0	0	0	0	4.270.920
401	01	12	00	Salarios a obreros en puestos no permanentes	169.560	0	0	0	0	0	169.560
401	01	13	00	Suplencias a obreros	308.223	0	0	0	0	0	308.223
401	01	18	00	Remuneraciones al personal contratado	1.910.028	0	0	0	0	0	1.910.028
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	25.241	0	0	0	0	0	25.241
401	01	99	00	Otras retribuciones	4.434.142	0	0	0	0	0	4.434.142
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	596.615	0	0	0	0	0	596.615
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	532.403	0	0	0	0	0	532.403
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	64.212	0	0	0	0	0	64.212
401	03	00	00	Primas	30.741.829	0	0	0	0	0	30.741.829
401	03	01	00	Primas por mérito a empleados	15.429.147	0	0	0	0	0	15.429.147
401	03	03	00	Primas por hogar a empleados	846.000	0	0	0	0	0	846.000
401	03	04	00	Primas por hijos a empleados	199.019	0	0	0	0	0	199.019
401	03	08	00	Primas de profesionalización a empleados	835.821	0	0	0	0	0	835.821
401	03	09	00	Primas por antigüedad a empleados	125.220	0	0	0	0	0	125.220
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.404.800	0	0	0	0	0	2.404.800
401	03	16	00	Primas por mérito a obreros	5.109.386	0	0	0	0	0	5.109.386
401	03	18	00	Primas por hogar a obreros	470.940	0	0	0	0	0	470.940
401	03	19	00	Primas por hijos de obreros	213.761	0	0	0	0	0	213.761
401	03	21	00	Primas por antigüedad a obreros	45.536	0	0	0	0	0	45.536
401	03	22	00	Primas de profesionalización a obreros	17.989	0	0	0	0	0	17.989
401	03	47	00	Primas al personal de alto nivel y de dirección	123.472	0	0	0	0	0	123.472
401	03	95	00	Otras primas al personal de alto nivel y de dirección	13.359	0	0	0	0	0	13.359

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 350001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	97	00	Otras primas a empleados	1.979.242	0	0	0	0	0	1.979.242
401	03	98	00	Otras primas a obreros	2.928.137	0	0	0	0	0	2.928.137
401	04	00	00	Complementos de sueldos y salarios	51.883.947	0	0	0	0	0	51.883.947
401	04	06	00	Complemento a empleados por comisión de servicios	2.857.553	0	0	0	0	0	2.857.553
401	04	08	00	Bono compensatorio de alimentación a empleados	5.940.000	0	0	0	0	0	5.940.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	240.000	0	0	0	0	0	240.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	240.000	0	0	0	0	0	240.000
401	04	18	00	Bono compensatorio de alimentación a obreros	3.306.600	0	0	0	0	0	3.306.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.306.800	0	0	0	0	0	1.306.800
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.800	0	0	0	0	0	19.800
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	204.652	0	0	0	0	0	204.652
401	04	96	00	Otros complementos a empleados	24.907.859	0	0	0	0	0	24.907.859
401	04	97	00	Otros complementos a obreros	8.468.704	0	0	0	0	0	8.468.704
401	04	98	00	Otros complementos al personal contratado	4.391.979	0	0	0	0	0	4.391.979
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	33.094.428	0	0	0	0	0	33.094.428
401	05	01	00	Aguinaldos a empleados	9.554.902	0	0	0	0	0	9.554.902
401	05	03	00	Bono vacacional a empleados	12.779.863	0	0	0	0	0	12.779.863
401	05	04	00	Aguinaldos a obreros	3.248.776	0	0	0	0	0	3.248.776
401	05	06	00	Bono vacacional a obreros	4.873.164	0	0	0	0	0	4.873.164
401	05	07	00	Aguinaldos al personal contratado	1.044.389	0	0	0	0	0	1.044.389
401	05	08	00	Bono vacacional al personal contratado	1.462.486	0	0	0	0	0	1.462.486
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	78.509	0	0	0	0	0	78.509
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	52.339	0	0	0	0	0	52.339
401	06	00	00	Aportes patronales y legales	5.203.798	0	0	0	0	0	5.203.798
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.729.719	0	0	0	0	0	1.729.719
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	1.080.638	0	0	0	0	0	1.080.638
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	576.573	0	0	0	0	0	576.573

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 350001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	326.725	0	0	0	0	0	326.725
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	384.382	0	0	0	0	0	384.382
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	572.798	0	0	0	0	0	572.798
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	108.195	0	0	0	0	0	108.195
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	127.288	0	0	0	0	0	127.288
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	187.161	0	0	0	0	0	187.161
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	41.591	0	0	0	0	0	41.591
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	13.842	0	0	0	0	0	13.842
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	9.228	0	0	0	0	0	9.228
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	4.614	0	0	0	0	0	4.614
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	3.076	0	0	0	0	0	3.076
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	2.615	0	0	0	0	0	2.615
401	06	95	00	Otros aportes legales por personal contratado	35.353	0	0	0	0	0	35.353
401	07	00	00	Asistencia socio-económica	28.254.509	0	0	0	0	0	28.254.509
401	07	02	00	Becas a empleados	240.000	0	0	0	0	0	240.000
401	07	03	00	Ayudas por matrimonio a empleados	14.739	0	0	0	0	0	14.739
401	07	04	00	Ayudas por nacimiento de hijos a empleados	14.739	0	0	0	0	0	14.739
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.503.603	0	0	0	0	0	2.503.603
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	16.312.000	0	0	0	0	0	16.312.000
401	07	10	00	Dotación de uniformes a empleados	250.000	0	0	0	0	0	250.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	393.600	0	0	0	0	0	393.600
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	328.000	0	0	0	0	0	328.000
401	07	18	00	Becas a obreros	240.000	0	0	0	0	0	240.000
401	07	19	00	Ayudas por matrimonio de obreros	6.143	0	0	0	0	0	6.143
401	07	20	00	Ayudas por nacimiento de hijos de obreros	12.286	0	0	0	0	0	12.286

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 350001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	670.823	0	0	0	0	0	670.823
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	3.000.000	0	0	0	0	0	3.000.000
401	07	26	00	Dotación de uniformes a obreros	500.000	0	0	0	0	0	500.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	295.200	0	0	0	0	0	295.200
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	163.802	0	0	0	0	0	163.802
401	07	33	00	Asistencia socio-económica al personal contratado	3.286.504	0	0	0	0	0	3.286.504
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	23.070	0	0	0	0	0	23.070
401	08	00	00	Prestaciones sociales e indemnizaciones	19.924.423	0	0	0	0	0	19.924.423
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	13.648.482	0	0	0	0	0	13.648.482
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.677.409	0	0	0	0	0	4.677.409
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.496.403	0	0	0	0	0	1.496.403
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	102.129	0	0	0	0	0	102.129
403	**00**	**00**	**00**	**Servicios no personales**	**2.211.476**	**0**	**0**	**0**	**0**	**0**	**2.211.476**
403	10	00	00	Servicios profesionales y técnicos	880.000	0	0	0	0	0	880.000
403	10	07	00	Servicios de capacitación y adiestramiento	880.000	0	0	0	0	0	880.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.000.000	0	0	0	0	0	1.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	249.801	0	0	0	0	0	249.801
403	18	01	00	Impuesto al valor agregado	249.801	0	0	0	0	0	249.801
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	81.675	0	0	0	0	0	81.675
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	81.675	0	0	0	0	0	81.675
				Totales	**191.455.807**	**0**	**0**	**0**	**0**	**0**	**191.455.807**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.825.804**	**0**	**0**	**0**	**0**	**0**	**9.825.804**
402	01	00	00	Productos alimenticios y agropecuarios	2.025.735	0	0	0	0	0	2.025.735
402	01	01	00	Alimentos y bebidas para personas	2.025.735	0	0	0	0	0	2.025.735
402	03	00	00	Textiles y vestuarios	65.898	0	0	0	0	0	65.898
402	03	01	00	Textiles	38.010	0	0	0	0	0	38.010
402	03	02	00	Prendas de vestir	27.888	0	0	0	0	0	27.888
402	04	00	00	Productos de cuero y caucho	296.365	0	0	0	0	0	296.365
402	04	03	00	Cauchos y tripas para vehículos	296.365	0	0	0	0	0	296.365
402	05	00	00	Productos de papel, cartón e impresos	1.345.751	0	0	0	0	0	1.345.751
402	05	01	00	Pulpa de madera, papel y cartón	438.270	0	0	0	0	0	438.270
402	05	02	00	Envases y cajas de papel y cartón	26.784	0	0	0	0	0	26.784
402	05	03	00	Productos de papel y cartón para oficina	709.550	0	0	0	0	0	709.550
402	05	04	00	Libros, revistas y periódicos	130.710	0	0	0	0	0	130.710
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	40.437	0	0	0	0	0	40.437
402	06	00	00	Productos químicos y derivados	832.635	0	0	0	0	0	832.635
402	06	02	00	Abonos, plaguicidas y otros	3.772	0	0	0	0	0	3.772
402	06	03	00	Tintas, pinturas y colorantes	662.270	0	0	0	0	0	662.270
402	06	04	00	Productos farmacéuticos y medicamentos	14.000	0	0	0	0	0	14.000
402	06	05	00	Productos de tocador	20	0	0	0	0	0	20
402	06	06	00	Combustibles y lubricantes	54.552	0	0	0	0	0	54.552
402	06	08	00	Productos plásticos	73.666	0	0	0	0	0	73.666
402	06	99	00	Otros productos de la industria química y conexos	24.355	0	0	0	0	0	24.355
402	07	00	00	Productos minerales no metálicos	3.160	0	0	0	0	0	3.160
402	07	02	00	Vidrios y productos de vidrio	360	0	0	0	0	0	360
402	07	04	00	Cemento, cal y yeso	2.800	0	0	0	0	0	2.800
402	08	00	00	Productos metálicos	924.650	0	0	0	0	0	924.650
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	304.028	0	0	0	0	0	304.028
402	08	04	00	Productos metálicos estructurales	6.600	0	0	0	0	0	6.600
402	08	07	00	Material de señalamiento	13.608	0	0	0	0	0	13.608
402	08	09	00	Repuestos y accesorios para equipos de transporte	260.802	0	0	0	0	0	260.802
402	08	10	00	Repuestos y accesorios para otros equipos	294.128	0	0	0	0	0	294.128
402	08	99	00	Otros productos metálicos	45.484	0	0	0	0	0	45.484
402	09	00	00	Productos de madera	4.000	0	0	0	0	0	4.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	02	00	Muebles y accesorios de madera para edificaciones	4.000	0	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	3.962.440	0	0	0	0	0	3.962.440
402	10	02	00	Materiales y útiles de limpieza y aseo	221.289	0	0	0	0	0	221.289
402	10	03	00	Utensilios de cocina y comedor	20.852	0	0	0	0	0	20.852
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000	0	0	0	0	0	2.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	803.226	0	0	0	0	0	803.226
402	10	06	00	Condecoraciones, ofrendas y similares	23.400	0	0	0	0	0	23.400
402	10	07	00	Productos de seguridad en el trabajo	81.873	0	0	0	0	0	81.873
402	10	08	00	Materiales para equipos de computación	2.132.985	0	0	0	0	0	2.132.985
402	10	11	00	Materiales eléctricos	429.249	0	0	0	0	0	429.249
402	10	12	00	Materiales para instalaciones sanitarias	94.134	0	0	0	0	0	94.134
402	10	99	00	Otros productos y útiles diversos	153.432	0	0	0	0	0	153.432
402	99	00	00	Otros materiales y suministros	365.170	0	0	0	0	0	365.170
402	99	01	00	Otros materiales y suministros	365.170	0	0	0	0	0	365.170
403	**00**	**00**	**00**	**Servicios no personales**	**30.745.047**	**0**	**0**	**0**	**0**	**0**	**30.745.047**
403	01	00	00	Alquileres de inmuebles	165.600	0	0	0	0	0	165.600
403	01	01	00	Alquileres de edificios y locales	69.600	0	0	0	0	0	69.600
403	01	02	00	Alquileres de instalaciones culturales y recreativas	96.000	0	0	0	0	0	96.000
403	02	00	00	Alquileres de maquinaria y equipos	1.019.864	0	0	0	0	0	1.019.864
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	995.000	0	0	0	0	0	995.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	24.864	0	0	0	0	0	24.864
403	04	00	00	Servicios básicos	4.570.508	0	0	0	0	0	4.570.508
403	04	04	00	Teléfonos	2.026.020	0	0	0	0	0	2.026.020
403	04	05	00	Servicio de comunicaciones	1.032.400	0	0	0	0	0	1.032.400
403	04	06	00	Servicio de aseo urbano y domiciliario	738.088	0	0	0	0	0	738.088
403	04	07	00	Servicio de condominio	774.000	0	0	0	0	0	774.000
403	06	00	00	Servicios de transporte y almacenaje	726.080	0	0	0	0	0	726.080
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	726.080	0	0	0	0	0	726.080
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.002.895	0	0	0	0	0	8.002.895
403	07	01	00	Publicidad y propaganda	2.980.180	0	0	0	0	0	2.980.180
403	07	02	00	Imprenta y reproducción	938.423	0	0	0	0	0	938.423
403	07	03	00	Relaciones sociales	2.866.400	0	0	0	0	0	2.866.400
403	07	04	00	Avisos	1.217.892	0	0	0	0	0	1.217.892

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.790.220	0	0	0	0	0	1.790.220
403	08	01	00	Primas y gastos de seguros	1.785.900	0	0	0	0	0	1.785.900
403	08	02	00	Comisiones y gastos bancarios	4.320	0	0	0	0	0	4.320
403	09	00	00	Viáticos y pasajes	2.746.626	0	0	0	0	0	2.746.626
403	09	01	00	Viáticos y pasajes dentro del país	2.746.626	0	0	0	0	0	2.746.626
403	10	00	00	Servicios profesionales y técnicos	2.671.370	0	0	0	0	0	2.671.370
403	10	09	00	Servicios de lavandería y tintorería	12.960	0	0	0	0	0	12.960
403	10	99	00	Otros servicios profesionales y técnicos	2.658.410	0	0	0	0	0	2.658.410
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.425.878	0	0	0	0	0	2.425.878
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	48.000	0	0	0	0	0	48.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.900.400	0	0	0	0	0	1.900.400
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.800	0	0	0	0	0	1.800
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	475.678	0	0	0	0	0	475.678
403	12	00	00	Conservación y reparaciones menores de obras	1.044.544	0	0	0	0	0	1.044.544
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.044.544	0	0	0	0	0	1.044.544
403	16	00	00	Servicios de diversión, esparcimiento y culturales	192.960	0	0	0	0	0	192.960
403	16	01	00	Servicios de diversión, esparcimiento y culturales	192.960	0	0	0	0	0	192.960
403	18	00	00	Impuestos indirectos	4.777.370	0	0	0	0	0	4.777.370
403	18	01	00	Impuesto al valor agregado	4.747.995	0	0	0	0	0	4.747.995
403	18	99	00	Otros impuestos indirectos	29.375	0	0	0	0	0	29.375
403	99	00	00	Otros servicios no personales	611.132	0	0	0	0	0	611.132
403	99	01	00	Otros servicios no personales	611.132	0	0	0	0	0	611.132
404	**00**	**00**	**00**	**Activos reales**	**3.772.811**	**0**	**0**	**0**	**0**	**0**	**3.772.811**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	197.858	0	0	0	0	0	197.858
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	178.070	0	0	0	0	0	178.070
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	16.388	0	0	0	0	0	16.388
404	03	05	00	Maquinaria y equipos industriales y de taller	3.400	0	0	0	0	0	3.400
404	04	00	00	Equipos de transporte, tracción y elevación	734.280	0	0	0	0	0	734.280
404	04	01	00	Vehículos automotores terrestres	725.000	0	0	0	0	0	725.000
404	04	05	00	Vehículos de tracción no motorizados	9.280	0	0	0	0	0	9.280
404	05	00	00	Equipos de comunicaciones y de señalamiento	537.800	0	0	0	0	0	537.800
404	05	01	00	Equipos de telecomunicaciones	537.800	0	0	0	0	0	537.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	79.522	0	0	0	0	0	79.522
404	07	02	00	Equipos de enseñanza, deporte y recreación	51.922	0	0	0	0	0	51.922
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	7.200	0	0	0	0	0	7.200
404	07	06	00	Instrumentos musicales y equipos de audio	20.400	0	0	0	0	0	20.400
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.968.646	0	0	0	0	0	1.968.646
404	09	01	00	Mobiliario y equipos de oficina	850.922	0	0	0	0	0	850.922
404	09	02	00	Equipos de computación	51.459	0	0	0	0	0	51.459
404	09	03	00	Mobiliario y equipos de alojamiento	203.765	0	0	0	0	0	203.765
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	862.500	0	0	0	0	0	862.500
404	99	00	00	Otros activos reales	254.705	0	0	0	0	0	254.705
404	99	01	00	Otros activos reales	254.705	0	0	0	0	0	254.705
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.184.922.829**	**0**	**0**	**1.615.088.208**	**0**	**0**	**7.800.011.037**
407	01	00	00	Transferencias y donaciones corrientes internas	6.182.404.965	0	0	1.615.088.208	0	0	7.797.493.173
407	01	01	00	Transferencias corrientes internas al sector privado	37.530.000	0	0	0	0	0	37.530.000
407	01	01	70	Subsidios educacionales al sector privado	37.530.000	0	0	0	0	0	37.530.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.000.825	0	0	0	0	0	1.000.825
407	01	02	01	Donaciones corrientes a personas	1.000.825	0	0	0	0	0	1.000.825
407	01	03	00	Transferencias corrientes internas al sector público	6.143.874.140	0	0	1.615.088.208	0	0	7.758.962.348
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.143.874.140	0	0	1.615.088.208	0	0	7.758.962.348
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.517.864	0	0	0	0	0	2.517.864
407	02	01	00	Transferencias corrientes al exterior	2.517.864	0	0	0	0	0	2.517.864
407	02	01	04	Transferencias corrientes a organismos internacionales	2.517.864	0	0	0	0	0	2.517.864
411	**00**	**00**	**00**	**Disminución de pasivos**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
411	11	00	00	Obligaciones de ejercicios anteriores	300.000	0	0	0	0	0	300.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	300.000	0	0	0	0	0	300.000
				Totales	**6.229.566.491**	**0**	**0**	**1.615.088.208**	**0**	**0**	**7.844.654.699**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.183.922.004**	**0**	**0**	**1.615.088.208**	**0**	**0**	**7.799.010.212**
407	01	00	00	Transferencias y donaciones corrientes internas	6.181.404.140	0	0	1.615.088.208	0	0	7.796.492.348
407	01	01	00	Transferencias corrientes internas al sector privado	37.530.000	0	0	0	0	0	37.530.000
407	01	01	70	Subsidios educacionales al sector privado	37.530.000	0	0	0	0	0	37.530.000
				- S0397 Fe y Alegría - Instituto Universitario Jesús Obrero	18.700.000	0	0	0	0	0	18.700.000
				- S0622 Fundación La Salle de Ciencias Naturales	18.700.000	0	0	0	0	0	18.700.000
				- S0820 Instituto Universitario Tecnológico de Seguridad Industrial (I.U.T.S.I.)	100.000	0	0	0	0	0	100.000
				- S1508 Instituto Universitario de la Audición y el Lenguaje	30.000	0	0	0	0	0	30.000
407	01	03	00	Transferencias corrientes internas al sector público	6.143.874.140	0	0	1.615.088.208	0	0	7.758.962.348
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.143.874.140	0	0	1.615.088.208	0	0	7.758.962.348
				- A0006 Colegio Universitario Francisco de Miranda	47.126.689	0	0	10.552.090	0	0	57.678.779
				- A0007 Colegio Universitario de Caracas	61.090.921	0	0	27.943.162	0	0	89.034.083
				- A0008 Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"	11.835.212	0	0	6.344.146	0	0	18.179.358
				- A0009 Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"	79.278.779	0	0	8.647.767	0	0	87.926.546
				- A0011 Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)	250.191.038	0	0	0	0	0	250.191.038
				- A0028 Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital	52.511.744	0	0	0	0	0	52.511.744
				- A0029 Instituto Universitario de Tecnología Alonso Gamero, Coro	69.018.536	0	0	11.681.309	0	0	80.699.845
				- A0030 Instituto Universitario de Tecnología Agroindustrial Región Los Andes	63.132.776	0	0	13.758.108	0	0	76.890.884
				- A0032 Instituto Universitario de Tecnología de los Llanos	41.740.013	0	0	9.828.380	0	0	51.568.393
				- A0033 Instituto Universitario de Tecnología de Maracaibo	67.567.134	0	0	15.337.325	0	0	82.904.459
				- A0035 Instituto Universitario de Tecnología de Yaracuy	32.399.077	0	0	12.310.965	0	0	44.710.042
				- A0036 Instituto Universitario de Tecnología de Puerto Cabello	33.439.325	0	0	7.558.647	0	0	40.997.972
				- A0038 Instituto Universitario de Tecnologia de Valencia	28.681.897	0	0	10.107.091	0	0	38.788.988
				- A0039 Instituto Universitario de Tecnología del Estado Trujillo	34.010.583	0	0	11.014.450	0	0	45.025.033
				- A0040 Instituto Universitario de Tecnología "José Antonio Anzoátegui ", El Tigre	28.988.504	0	0	27.905.008	0	0	56.893.512
				- A0042 Instituto Universitario de Tecnologia de Cabimas	74.773.299	0	0	30.906.548	0	0	105.679.847
				- A0048 Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"	20.179.961	0	0	4.343.839	0	0	24.523.800
				- A0053 Instituto Universitario de Tecnología Dr. Delfín Mendoza, Tucupita	21.723.861	0	0	5.130.951	0	0	26.854.812
				- A0080 Universidad del Zulia (LUZ)	446.156.049	0	0	129.030.306	0	0	575.186.355

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- A0081 Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)	137.485.114	0	0	45.501.492	0	0	182.986.606
				- A0082 Universidad de Oriente (UDO)	372.162.221	0	0	99.465.299	0	0	471.627.520
				- A0083 Universidad de Los Andes (ULA)	584.671.204	0	0	133.308.443	0	0	717.979.647
				- A0084 Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)	55.948.287	0	0	14.062.289	0	0	70.010.576
				- A0085 Universidad Nacional Experimental Rafael María Baralt (UNERMB)	69.215.483	0	0	16.332.694	0	0	85.548.177
				- A0086 Universidad Nacional Experimental Simón Bolívar (USB)	217.993.552	0	0	62.508.194	0	0	280.501.746
				- A0087 Universidad Nacional Abierta (UNA)	85.754.787	0	0	17.304.500	0	0	103.059.287
				- A0088 Universidad Nacional Experimental de Guayana (UNEG)	50.129.019	0	0	10.270.050	0	0	60.399.069
				- A0089 Universidad Centroccidental Lisandro Alvarado (UCLA)	197.683.224	0	0	57.969.920	0	0	255.653.144
				- A0090 Universidad Pedagógica Experimental Libertador (UPEL)	412.944.666	0	0	118.287.614	0	0	531.232.280
				- A0091 Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)	145.329.535	0	0	35.746.377	0	0	181.075.912
				- A0092 Universidad Nacional Experimental del Táchira (UNET)	82.794.187	0	0	23.919.477	0	0	106.713.664
				- A0093 Universidad Central de Venezuela (UCV)	653.007.491	0	0	314.456.916	0	0	967.464.407
				- A0094 Universidad de Carabobo (UC)	478.853.280	0	0	137.096.634	0	0	615.949.914
				- A0095 Universidad Nacional Experimental Simón Rodríguez (UNESR)	178.471.002	0	0	48.422.017	0	0	226.893.019
				- A0096 Universidad Nacional Experimental Francisco de Miranda (UNEFM)	110.055.030	0	0	28.318.994	0	0	138.374.024
				- A0186 Universidad Nacional Experimental del Yaracuy (UNEY)	13.640.452	0	0	2.269.726	0	0	15.910.178
				- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	121.579.218	0	0	14.594.550	0	0	136.173.768
				- A0208 Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)	10.419.148	0	0	1.000.000	0	0	11.419.148
				- A0257 Universidad Politécnica Territorial del Estado Portuguesa "Juan de Jesús Montilla"	29.175.048	0	0	5.610.617	0	0	34.785.665
				- A0258 Universidad Politécnica Territorial del Estado Mérida "Kléber Ramirez"	36.547.470	0	0	5.169.093	0	0	41.716.563
				- A0259 Universidad Politécnica Territorial del Oeste de Sucre "Clodosbaldo Russián"	44.753.293	0	0	10.142.265	0	0	54.895.558
				- A0260 Universidad Politécnica Territorial de Paria "Luis Mariano Rivera"	50.848.722	0	0	12.889.723	0	0	63.738.445
				- A0272 Universidad Politécnica Territorial del Norte de Monagas "Ludovico Silva"	18.160.201	0	0	4.524.093	0	0	22.684.294
				- A0307 Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)	13.744.734	0	0	0	0	0	13.744.734
				- A0413 Fundación Poliedro de Caracas	15.843.725	0	0	0	0	0	15.843.725
				- A0415 Fundación Misión Sucre	129.995.594	0	0	0	0	0	129.995.594

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- A0427 Fundación Centro Internacional Miranda	2.574.959	0	0	0	0	0	2.574.959
				- A0466 Fundación Dr. Alejandro Próspero Reverend	44.316.360	0	0	0	0	0	44.316.360
				- A0912 Universidad Nacional Experimental Marítima del Caribe (UNEMC)	16.925.000	0	0	3.154.745	0	0	20.079.745
				- A0925 Instituto Universitario de Tecnología del Estado Bolívar	10.815.139	0	0	3.166.477	0	0	13.981.616
				- A0942 Universidad Bolivariana de Venezuela (UBV)	124.401.793	0	0	0	0	0	124.401.793
				- A0943 Colegio Universitario Hotel Escuela de los Andes Venezolanos (CUHELAV)	2.145.000	0	0	0	0	0	2.145.000
				- A0952 Universidad Deportiva del Sur	16.783.586	0	0	4.412.140	0	0	21.195.726
				- A1315 Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)	1.860.187	0	0	661.592	0	0	2.521.779
				- A1322 Universidad Nacional Experimental de las Artes (UNEARTE)	16.714.751	0	0	4.921.464	0	0	21.636.215
				- A1350 Universidad Bolivariana de Trabajadores "Jesús Rivero"	589.467	0	0	375.000	0	0	964.467
				- A1364 Universidad Politécnica Territorial del Alto Apure Pedro Camejo	5.700.030	0	0	1.235.715	0	0	6.935.745
				- A1365 Universidad Politécnica Territorial del Estado Barinas José Félix Ribas	11.752.073	0	0	392.710	0	0	12.144.783
				- A1366 Universidad Politécnica Territorial de Barlovento Argelia Laya	13.372.957	0	0	1.875.158	0	0	15.248.115
				- A1367 Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco	54.695.014	0	0	25.950.795	0	0	80.645.809
				- A1368 Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz	7.295.726	0	0	1.113.362	0	0	8.409.088
				- A1369 Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa	27.585.334	0	0	6.257.981	0	0	33.843.315
				- A1375 Universidad Militar Bolivariana de Venezuela (UMBV)	5.295.679	0	0	0	0	0	5.295.679
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.517.864	0	0	0	0	0	2.517.864
407	02	01	00	Transferencias corrientes al exterior	2.517.864	0	0	0	0	0	2.517.864
407	02	01	04	Transferencias corrientes a organismos internacionales	2.517.864	0	0	0	0	0	2.517.864
				- I0161 Universidad Latinoamericana y del Caribe	1.650.000	0	0	0	0	0	1.650.000
				- I0210 Instituto Internacional para la Educación Superior en America Latina y el Caribe - UNESCO - IESAL	867.864	0	0	0	0	0	867.864
				Totales	**6.183.922.004**	**0**	**0**	**1.615.088.208**	**0**	**0**	**7.799.010.212**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 350002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.825.804**	**0**	**0**	**0**	**0**	**0**	**9.825.804**
402	01	00	00	Productos alimenticios y agropecuarios	2.025.735	0	0	0	0	0	2.025.735
402	01	01	00	Alimentos y bebidas para personas	2.025.735	0	0	0	0	0	2.025.735
402	03	00	00	Textiles y vestuarios	65.898	0	0	0	0	0	65.898
402	03	01	00	Textiles	38.010	0	0	0	0	0	38.010
402	03	02	00	Prendas de vestir	27.888	0	0	0	0	0	27.888
402	04	00	00	Productos de cuero y caucho	296.365	0	0	0	0	0	296.365
402	04	03	00	Cauchos y tripas para vehículos	296.365	0	0	0	0	0	296.365
402	05	00	00	Productos de papel, cartón e impresos	1.345.751	0	0	0	0	0	1.345.751
402	05	01	00	Pulpa de madera, papel y cartón	438.270	0	0	0	0	0	438.270
402	05	02	00	Envases y cajas de papel y cartón	26.784	0	0	0	0	0	26.784
402	05	03	00	Productos de papel y cartón para oficina	709.550	0	0	0	0	0	709.550
402	05	04	00	Libros, revistas y periódicos	130.710	0	0	0	0	0	130.710
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	40.437	0	0	0	0	0	40.437
402	06	00	00	Productos químicos y derivados	832.635	0	0	0	0	0	832.635
402	06	02	00	Abonos, plaguicidas y otros	3.772	0	0	0	0	0	3.772
402	06	03	00	Tintas, pinturas y colorantes	662.270	0	0	0	0	0	662.270
402	06	04	00	Productos farmacéuticos y medicamentos	14.000	0	0	0	0	0	14.000
402	06	05	00	Productos de tocador	20	0	0	0	0	0	20
402	06	06	00	Combustibles y lubricantes	54.552	0	0	0	0	0	54.552
402	06	08	00	Productos plásticos	73.666	0	0	0	0	0	73.666
402	06	99	00	Otros productos de la industria química y conexos	24.355	0	0	0	0	0	24.355
402	07	00	00	Productos minerales no metálicos	3.160	0	0	0	0	0	3.160
402	07	02	00	Vidrios y productos de vidrio	360	0	0	0	0	0	360
402	07	04	00	Cemento, cal y yeso	2.800	0	0	0	0	0	2.800
402	08	00	00	Productos metálicos	924.650	0	0	0	0	0	924.650
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	304.028	0	0	0	0	0	304.028
402	08	04	00	Productos metálicos estructurales	6.600	0	0	0	0	0	6.600

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 350002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	07	00	Material de señalamiento	13.608	0	0	0	0	0	13.608
402	08	09	00	Repuestos y accesorios para equipos de transporte	260.802	0	0	0	0	0	260.802
402	08	10	00	Repuestos y accesorios para otros equipos	294.128	0	0	0	0	0	294.128
402	08	99	00	Otros productos metálicos	45.484	0	0	0	0	0	45.484
402	09	00	00	Productos de madera	4.000	0	0	0	0	0	4.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	4.000	0	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	3.962.440	0	0	0	0	0	3.962.440
402	10	02	00	Materiales y útiles de limpieza y aseo	221.289	0	0	0	0	0	221.289
402	10	03	00	Utensilios de cocina y comedor	20.852	0	0	0	0	0	20.852
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000	0	0	0	0	0	2.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	803.226	0	0	0	0	0	803.226
402	10	06	00	Condecoraciones, ofrendas y similares	23.400	0	0	0	0	0	23.400
402	10	07	00	Productos de seguridad en el trabajo	81.873	0	0	0	0	0	81.873
402	10	08	00	Materiales para equipos de computación	2.132.985	0	0	0	0	0	2.132.985
402	10	11	00	Materiales eléctricos	429.249	0	0	0	0	0	429.249
402	10	12	00	Materiales para instalaciones sanitarias	94.134	0	0	0	0	0	94.134
402	10	99	00	Otros productos y útiles diversos	153.432	0	0	0	0	0	153.432
402	99	00	00	Otros materiales y suministros	365.170	0	0	0	0	0	365.170
402	99	01	00	Otros materiales y suministros	365.170	0	0	0	0	0	365.170
403	**00**	**00**	**00**	**Servicios no personales**	**30.745.047**	**0**	**0**	**0**	**0**	**0**	**30.745.047**
403	01	00	00	Alquileres de inmuebles	165.600	0	0	0	0	0	165.600
403	01	01	00	Alquileres de edificios y locales	69.600	0	0	0	0	0	69.600
403	01	02	00	Alquileres de instalaciones culturales y recreativas	96.000	0	0	0	0	0	96.000
403	02	00	00	Alquileres de maquinaria y equipos	1.019.864	0	0	0	0	0	1.019.864
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	995.000	0	0	0	0	0	995.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	24.864	0	0	0	0	0	24.864
403	04	00	00	Servicios básicos	4.570.508	0	0	0	0	0	4.570.508
403	04	04	00	Teléfonos	2.026.020	0	0	0	0	0	2.026.020

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 350002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	05	00	Servicio de comunicaciones	1.032.400	0	0	0	0	0	1.032.400
403	04	06	00	Servicio de aseo urbano y domiciliario	738.088	0	0	0	0	0	738.088
403	04	07	00	Servicio de condominio	774.000	0	0	0	0	0	774.000
403	06	00	00	Servicios de transporte y almacenaje	726.080	0	0	0	0	0	726.080
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	726.080	0	0	0	0	0	726.080
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.002.895	0	0	0	0	0	8.002.895
403	07	01	00	Publicidad y propaganda	2.980.180	0	0	0	0	0	2.980.180
403	07	02	00	Imprenta y reproducción	938.423	0	0	0	0	0	938.423
403	07	03	00	Relaciones sociales	2.866.400	0	0	0	0	0	2.866.400
403	07	04	00	Avisos	1.217.892	0	0	0	0	0	1.217.892
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.790.220	0	0	0	0	0	1.790.220
403	08	01	00	Primas y gastos de seguros	1.785.900	0	0	0	0	0	1.785.900
403	08	02	00	Comisiones y gastos bancarios	4.320	0	0	0	0	0	4.320
403	09	00	00	Viáticos y pasajes	2.746.626	0	0	0	0	0	2.746.626
403	09	01	00	Viáticos y pasajes dentro del país	2.746.626	0	0	0	0	0	2.746.626
403	10	00	00	Servicios profesionales y técnicos	2.671.370	0	0	0	0	0	2.671.370
403	10	09	00	Servicios de lavandería y tintorería	12.960	0	0	0	0	0	12.960
403	10	99	00	Otros servicios profesionales y técnicos	2.658.410	0	0	0	0	0	2.658.410
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.425.878	0	0	0	0	0	2.425.878
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	48.000	0	0	0	0	0	48.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.900.400	0	0	0	0	0	1.900.400
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.800	0	0	0	0	0	1.800
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	475.678	0	0	0	0	0	475.678
403	12	00	00	Conservación y reparaciones menores de obras	1.044.544	0	0	0	0	0	1.044.544
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.044.544	0	0	0	0	0	1.044.544
403	16	00	00	Servicios de diversión, esparcimiento y culturales	192.960	0	0	0	0	0	192.960
403	16	01	00	Servicios de diversión, esparcimiento y culturales	192.960	0	0	0	0	0	192.960

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 350002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	4.777.370	0	0	0	0	0	4.777.370
403	18	01	00	Impuesto al valor agregado	4.747.995	0	0	0	0	0	4.747.995
403	18	99	00	Otros impuestos indirectos	29.375	0	0	0	0	0	29.375
403	99	00	00	Otros servicios no personales	611.132	0	0	0	0	0	611.132
403	99	01	00	Otros servicios no personales	611.132	0	0	0	0	0	611.132
404	**00**	**00**	**00**	**Activos reales**	**3.772.811**	**0**	**0**	**0**	**0**	**0**	**3.772.811**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	197.858	0	0	0	0	0	197.858
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	178.070	0	0	0	0	0	178.070
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	16.388	0	0	0	0	0	16.388
404	03	05	00	Maquinaria y equipos industriales y de taller	3.400	0	0	0	0	0	3.400
404	04	00	00	Equipos de transporte, tracción y elevación	734.280	0	0	0	0	0	734.280
404	04	01	00	Vehículos automotores terrestres	725.000	0	0	0	0	0	725.000
404	04	05	00	Vehículos de tracción no motorizados	9.280	0	0	0	0	0	9.280
404	05	00	00	Equipos de comunicaciones y de señalamiento	537.800	0	0	0	0	0	537.800
404	05	01	00	Equipos de telecomunicaciones	537.800	0	0	0	0	0	537.800
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	79.522	0	0	0	0	0	79.522
404	07	02	00	Equipos de enseñanza, deporte y recreación	51.922	0	0	0	0	0	51.922
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	7.200	0	0	0	0	0	7.200
404	07	06	00	Instrumentos musicales y equipos de audio	20.400	0	0	0	0	0	20.400
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.968.646	0	0	0	0	0	1.968.646
404	09	01	00	Mobiliario y equipos de oficina	850.922	0	0	0	0	0	850.922
404	09	02	00	Equipos de computación	51.459	0	0	0	0	0	51.459
404	09	03	00	Mobiliario y equipos de alojamiento	203.765	0	0	0	0	0	203.765
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	862.500	0	0	0	0	0	862.500
404	99	00	00	Otros activos reales	254.705	0	0	0	0	0	254.705
404	99	01	00	Otros activos reales	254.705	0	0	0	0	0	254.705
411	**00**	**00**	**00**	**Disminución de pasivos**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
411	11	00	00	Obligaciones de ejercicios anteriores	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 350002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	11	04	00	Compromisos pendientes de ejercicios anteriores	300.000	0	0	0	0	0	300.000
				Totales	**44.643.662**	**0**	**0**	**0**	**0**	**0**	**44.643.662**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 350002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**41.048.689**	**0**	**0**	**0**	**0**	**0**	**41.048.689**
407	01	00	00	Transferencias y donaciones corrientes internas	38.530.825	0	0	0	0	0	38.530.825
407	01	01	00	Transferencias corrientes internas al sector privado	37.530.000	0	0	0	0	0	37.530.000
407	01	01	70	Subsidios educacionales al sector privado	37.530.000	0	0	0	0	0	37.530.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.000.825	0	0	0	0	0	1.000.825
407	01	02	01	Donaciones corrientes a personas	1.000.825	0	0	0	0	0	1.000.825
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.517.864	0	0	0	0	0	2.517.864
407	02	01	00	Transferencias corrientes al exterior	2.517.864	0	0	0	0	0	2.517.864
407	02	01	04	Transferencias corrientes a organismos internacionales	2.517.864	0	0	0	0	0	2.517.864
				Totales	**41.048.689**	**0**	**0**	**0**	**0**	**0**	**41.048.689**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 350002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.143.874.140**	**0**	**0**	**1.615.088.208**	**0**	**0**	**7.758.962.348**
407	01	00	00	Transferencias y donaciones corrientes internas	6.143.874.140	0	0	1.615.088.208	0	0	7.758.962.348
407	01	03	00	Transferencias corrientes internas al sector público	6.143.874.140	0	0	1.615.088.208	0	0	7.758.962.348
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.143.874.140	0	0	1.615.088.208	0	0	7.758.962.348
				Totales	**6.143.874.140**	**0**	**0**	**1.615.088.208**	**0**	**0**	**7.758.962.348**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**646.758**	**0**	**0**	**0**	**0**	**0**	**646.758**
407	01	00	00	Transferencias y donaciones corrientes internas	646.758	0	0	0	0	0	646.758
407	01	01	00	Transferencias corrientes internas al sector privado	646.758	0	0	0	0	0	646.758
407	01	01	01	Pensiones del personal empleado, obrero y militar	37.405	0	0	0	0	0	37.405
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	332.172	0	0	0	0	0	332.172
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	9.351	0	0	0	0	0	9.351
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	18.703	0	0	0	0	0	18.703
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	83.043	0	0	0	0	0	83.043
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	166.084	0	0	0	0	0	166.084
				Totales	**646.758**	**0**	**0**	**0**	**0**	**0**	**646.758**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 350003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**646.758**	0	0	0	0	0	**646.758**
407	01	00	00	Transferencias y donaciones corrientes internas	646.758	0	0	0	0	0	646.758
407	01	01	00	Transferencias corrientes internas al sector privado	646.758	0	0	0	0	0	646.758
407	01	01	01	Pensiones del personal empleado, obrero y militar	37.405	0	0	0	0	0	37.405
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	332.172	0	0	0	0	0	332.172
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	9.351	0	0	0	0	0	9.351
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	18.703	0	0	0	0	0	18.703
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	83.043	0	0	0	0	0	83.043
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	166.084	0	0	0	0	0	166.084
				Totales	**646.758**	0	0	0	0	0	**646.758**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.170.390**	**0**	**0**	**0**	**0**	**0**	**1.170.390**
402	01	00	00	Productos alimenticios y agropecuarios	231.000	0	0	0	0	0	231.000
402	01	01	00	Alimentos y bebidas para personas	231.000	0	0	0	0	0	231.000
402	03	00	00	Textiles y vestuarios	126.630	0	0	0	0	0	126.630
402	03	01	00	Textiles	43.880	0	0	0	0	0	43.880
402	03	02	00	Prendas de vestir	35.250	0	0	0	0	0	35.250
402	03	03	00	Calzados	47.500	0	0	0	0	0	47.500
402	05	00	00	Productos de papel, cartón e impresos	22.500	0	0	0	0	0	22.500
402	05	01	00	Pulpa de madera, papel y cartón	22.500	0	0	0	0	0	22.500
402	06	00	00	Productos químicos y derivados	360.750	0	0	0	0	0	360.750
402	06	02	00	Abonos, plaguicidas y otros	9.200	0	0	0	0	0	9.200
402	06	03	00	Tintas, pinturas y colorantes	83.550	0	0	0	0	0	83.550
402	06	04	00	Productos farmacéuticos y medicamentos	250.000	0	0	0	0	0	250.000
402	06	05	00	Productos de tocador	18.000	0	0	0	0	0	18.000
402	08	00	00	Productos metálicos	18.300	0	0	0	0	0	18.300
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	18.300	0	0	0	0	0	18.300
402	10	00	00	Productos varios y útiles diversos	387.210	0	0	0	0	0	387.210
402	10	01	00	Artículos de deporte, recreación y juguetes	204.400	0	0	0	0	0	204.400
402	10	03	00	Utensilios de cocina y comedor	57.600	0	0	0	0	0	57.600
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	7.470	0	0	0	0	0	7.470
402	10	06	00	Condecoraciones, ofrendas y similares	24.000	0	0	0	0	0	24.000
402	10	07	00	Productos de seguridad en el trabajo	58.140	0	0	0	0	0	58.140
402	10	11	00	Materiales eléctricos	22.400	0	0	0	0	0	22.400
402	10	12	00	Materiales para instalaciones sanitarias	13.200	0	0	0	0	0	13.200
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.969.997**	**0**	**0**	**0**	**0**	**0**	**2.969.997**
403	07	00	00	Servicios de información, impresión y relaciones públicas	765.000	0	0	0	0	0	765.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	750.000	0	0	0	0	0	750.000
403	09	00	00	Viáticos y pasajes	184.800	0	0	0	0	0	184.800
403	09	01	00	Viáticos y pasajes dentro del país	184.800	0	0	0	0	0	184.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	1.412.100	0	0	0	0	0	1.412.100
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	494.100	0	0	0	0	0	494.100
403	10	11	00	Servicios para la elaboración y suministro de comida	918.000	0	0	0	0	0	918.000
403	18	00	00	Impuestos indirectos	443.617	0	0	0	0	0	443.617
403	18	01	00	Impuesto al valor agregado	443.617	0	0	0	0	0	443.617
403	99	00	00	Otros servicios no personales	164.480	0	0	0	0	0	164.480
403	99	01	00	Otros servicios no personales	164.480	0	0	0	0	0	164.480
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.020.000**	**0**	**0**	**0**	**0**	**0**	**1.020.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.020.000	0	0	0	0	0	1.020.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.020.000	0	0	0	0	0	1.020.000
407	01	02	01	Donaciones corrientes a personas	1.020.000	0	0	0	0	0	1.020.000
				Totales	**5.160.387**	**0**	**0**	**0**	**0**	**0**	**5.160.387**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 350007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.170.390**	**0**	**0**	**0**	**0**	**0**	**1.170.390**
402	01	00	00	Productos alimenticios y agropecuarios	231.000	0	0	0	0	0	231.000
402	01	01	00	Alimentos y bebidas para personas	231.000	0	0	0	0	0	231.000
402	03	00	00	Textiles y vestuarios	126.630	0	0	0	0	0	126.630
402	03	01	00	Textiles	43.880	0	0	0	0	0	43.880
402	03	02	00	Prendas de vestir	35.250	0	0	0	0	0	35.250
402	03	03	00	Calzados	47.500	0	0	0	0	0	47.500
402	05	00	00	Productos de papel, cartón e impresos	22.500	0	0	0	0	0	22.500
402	05	01	00	Pulpa de madera, papel y cartón	22.500	0	0	0	0	0	22.500
402	06	00	00	Productos químicos y derivados	360.750	0	0	0	0	0	360.750
402	06	02	00	Abonos, plaguicidas y otros	9.200	0	0	0	0	0	9.200
402	06	03	00	Tintas, pinturas y colorantes	83.550	0	0	0	0	0	83.550
402	06	04	00	Productos farmacéuticos y medicamentos	250.000	0	0	0	0	0	250.000
402	06	05	00	Productos de tocador	18.000	0	0	0	0	0	18.000
402	08	00	00	Productos metálicos	18.300	0	0	0	0	0	18.300
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	18.300	0	0	0	0	0	18.300
402	10	00	00	Productos varios y útiles diversos	387.210	0	0	0	0	0	387.210
402	10	01	00	Artículos de deporte, recreación y juguetes	204.400	0	0	0	0	0	204.400
402	10	03	00	Utensilios de cocina y comedor	57.600	0	0	0	0	0	57.600
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	7.470	0	0	0	0	0	7.470
402	10	06	00	Condecoraciones, ofrendas y similares	24.000	0	0	0	0	0	24.000
402	10	07	00	Productos de seguridad en el trabajo	58.140	0	0	0	0	0	58.140
402	10	11	00	Materiales eléctricos	22.400	0	0	0	0	0	22.400
402	10	12	00	Materiales para instalaciones sanitarias	13.200	0	0	0	0	0	13.200
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.969.997**	**0**	**0**	**0**	**0**	**0**	**2.969.997**
403	07	00	00	Servicios de información, impresión y relaciones públicas	765.000	0	0	0	0	0	765.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 350007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	750.000	0	0	0	0	0	750.000
403	09	00	00	Viáticos y pasajes	184.800	0	0	0	0	0	184.800
403	09	01	00	Viáticos y pasajes dentro del país	184.800	0	0	0	0	0	184.800
403	10	00	00	Servicios profesionales y técnicos	1.412.100	0	0	0	0	0	1.412.100
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	494.100	0	0	0	0	0	494.100
403	10	11	00	Servicios para la elaboración y suministro de comida	918.000	0	0	0	0	0	918.000
403	18	00	00	Impuestos indirectos	443.617	0	0	0	0	0	443.617
403	18	01	00	Impuesto al valor agregado	443.617	0	0	0	0	0	443.617
403	99	00	00	Otros servicios no personales	164.480	0	0	0	0	0	164.480
403	99	01	00	Otros servicios no personales	164.480	0	0	0	0	0	164.480
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.020.000**	**0**	**0**	**0**	**0**	**0**	**1.020.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.020.000	0	0	0	0	0	1.020.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.020.000	0	0	0	0	0	1.020.000
407	01	02	01	Donaciones corrientes a personas	1.020.000	0	0	0	0	0	1.020.000
				Totales	**5.160.387**	**0**	**0**	**0**	**0**	**0**	**5.160.387**

36

Ministerio del Poder Popular para la Comunicación y la Información

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**216.765.265**	**0**	**0**	**0**	**0**	**0**	**216.765.265**
401	01	00	00	Sueldos, salarios y otras retribuciones	49.363.073	0	0	0	0	0	49.363.073
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	426.426	0	0	0	0	0	426.426
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.560.927	0	0	0	0	0	4.560.927
401	01	18	00	Remuneraciones al personal contratado	39.173.401	0	0	0	0	0	39.173.401
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.256.164	0	0	0	0	0	3.256.164
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.946.155	0	0	0	0	0	1.946.155
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.242.156	0	0	0	0	0	5.242.156
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	153.939	0	0	0	0	0	153.939
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.800.262	0	0	0	0	0	4.800.262
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	287.955	0	0	0	0	0	287.955
401	03	00	00	Primas	7.931.971	0	0	0	0	0	7.931.971
401	03	08	00	Primas de profesionalización a empleados	147.539	0	0	0	0	0	147.539
401	03	09	00	Primas por antigüedad a empleados	178.605	0	0	0	0	0	178.605
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.433.244	0	0	0	0	0	4.433.244
401	03	16	00	Primas por mérito a obreros	297	0	0	0	0	0	297
401	03	21	00	Primas por antigüedad a obreros	805.343	0	0	0	0	0	805.343
401	03	22	00	Primas de profesionalización a obreros	16.542	0	0	0	0	0	16.542
401	03	40	00	Primas de profesionalización al personal contratado	794.244	0	0	0	0	0	794.244
401	03	41	00	Primas por antigüedad al personal contratado	1.444.557	0	0	0	0	0	1.444.557
401	03	97	00	Otras primas a empleados	18.900	0	0	0	0	0	18.900
401	03	98	00	Otras primas a obreros	92.700	0	0	0	0	0	92.700
401	04	00	00	Complementos de sueldos y salarios	17.000.937	0	0	0	0	0	17.000.937
401	04	02	00	Complemento a empleados por trabajo nocturno	3.403	0	0	0	0	0	3.403
401	04	04	00	Complemento a empleados por gastos de transporte	36.225	0	0	0	0	0	36.225
401	04	05	00	Complemento a empleados por gastos de representación	705	0	0	0	0	0	705
401	04	06	00	Complemento a empleados por comisión de servicios	1.617.932	0	0	0	0	0	1.617.932
401	04	08	00	Bono compensatorio de alimentación a empleados	352.350	0	0	0	0	0	352.350
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	722.709	0	0	0	0	0	722.709
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	273.810	0	0	0	0	0	273.810
401	04	17	00	Complemento a obreros por gastos de transporte	55.350	0	0	0	0	0	55.350

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	1.494.450	0	0	0	0	0	1.494.450
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	734.428	0	0	0	0	0	734.428
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.812.750	0	0	0	0	0	4.812.750
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	625.725	0	0	0	0	0	625.725
401	04	96	00	Otros complementos a empleados	1.969.953	0	0	0	0	0	1.969.953
401	04	97	00	Otros complementos a obreros	2.586.242	0	0	0	0	0	2.586.242
401	04	98	00	Otros complementos al personal contratado	1.714.905	0	0	0	0	0	1.714.905
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	23.148.704	0	0	0	0	0	23.148.704
401	05	01	00	Aguinaldos a empleados	741.300	0	0	0	0	0	741.300
401	05	03	00	Bono vacacional a empleados	296.520	0	0	0	0	0	296.520
401	05	04	00	Aguinaldos a obreros	2.497.573	0	0	0	0	0	2.497.573
401	05	06	00	Bono vacacional a obreros	999.029	0	0	0	0	0	999.029
401	05	07	00	Aguinaldos al personal contratado	10.972.926	0	0	0	0	0	10.972.926
401	05	08	00	Bono vacacional al personal contratado	4.389.170	0	0	0	0	0	4.389.170
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.322.990	0	0	0	0	0	2.322.990
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	929.196	0	0	0	0	0	929.196
401	06	00	00	Aportes patronales y legales	10.713.927	0	0	0	0	0	10.713.927
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	99.230	0	0	0	0	0	99.230
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	29.769	0	0	0	0	0	29.769
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	22.051	0	0	0	0	0	22.051
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	27.564	0	0	0	0	0	27.564
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	899.126	0	0	0	0	0	899.126
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	269.738	0	0	0	0	0	269.738
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	199.805	0	0	0	0	0	199.805
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	249.757	0	0	0	0	0	249.757
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	3.950.253	0	0	0	0	0	3.950.253
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.097.293	0	0	0	0	0	1.097.293
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.003.301	0	0	0	0	0	1.003.301
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	301.174	0	0	0	0	0	301.174
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal	278.865	0	0	0	0	0	278.865

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				de alto nivel y de dirección							
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	223.092	0	0	0	0	0	223.092
401	06	95	00	Otros aportes legales por personal contratado	2.062.909	0	0	0	0	0	2.062.909
401	07	00	00	Asistencia socio-económica	88.122.471	0	0	0	0	0	88.122.471
401	07	01	00	Capacitación y adiestramiento a empleados	12.684	0	0	0	0	0	12.684
401	07	02	00	Becas a empleados	11.340	0	0	0	0	0	11.340
401	07	03	00	Ayudas por matrimonio a empleados	6.607	0	0	0	0	0	6.607
401	07	04	00	Ayudas por nacimiento de hijos a empleados	6.606	0	0	0	0	0	6.606
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	845.640	0	0	0	0	0	845.640
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	533.735	0	0	0	0	0	533.735
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.179.954	0	0	0	0	0	2.179.954
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	147.798	0	0	0	0	0	147.798
401	07	10	00	Dotación de uniformes a empleados	550.114	0	0	0	0	0	550.114
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	19.511	0	0	0	0	0	19.511
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	184.745	0	0	0	0	0	184.745
401	07	17	00	Capacitación y adiestramiento a obreros	53.795	0	0	0	0	0	53.795
401	07	18	00	Becas a obreros	132.660	0	0	0	0	0	132.660
401	07	19	00	Ayudas por matrimonio de obreros	28.018	0	0	0	0	0	28.018
401	07	20	00	Ayudas por nacimiento de hijos de obreros	28.018	0	0	0	0	0	28.018
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	3.586.680	0	0	0	0	0	3.586.680
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.798.252	0	0	0	0	0	1.798.252
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	9.246.013	0	0	0	0	0	9.246.013
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	225.827	0	0	0	0	0	225.827
401	07	26	00	Dotación de uniformes a obreros	840.547	0	0	0	0	0	840.547
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	29.811	0	0	0	0	0	29.811
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	282.283	0	0	0	0	0	282.283
401	07	33	00	Asistencia socio-económica al personal contratado	58.200.928	0	0	0	0	0	58.200.928
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	22.524	0	0	0	0	0	22.524
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	11.731	0	0	0	0	0	11.731
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	11.731	0	0	0	0	0	11.731

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	1.501.740	0	0	0	0	0	1.501.740
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.672.553	0	0	0	0	0	1.672.553
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.871.298	0	0	0	0	0	3.871.298
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	525.763	0	0	0	0	0	525.763
401	07	96	00	Otras subvenciones a empleados	297.859	0	0	0	0	0	297.859
401	07	97	00	Otras subvenciones a obreros	1.255.706	0	0	0	0	0	1.255.706
401	08	00	00	Prestaciones sociales e indemnizaciones	15.242.026	0	0	0	0	0	15.242.026
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	736.661	0	0	0	0	0	736.661
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.427.356	0	0	0	0	0	2.427.356
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	9.947.679	0	0	0	0	0	9.947.679
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.130.330	0	0	0	0	0	2.130.330
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.285.505**	**0**	**0**	**0**	0	0	**20.285.505**
402	01	00	00	Productos alimenticios y agropecuarios	2.767.466	0	0	0	0	0	2.767.466
402	01	01	00	Alimentos y bebidas para personas	2.381.071	0	0	0	0	0	2.381.071
402	01	02	00	Alimentos para animales	384.395	0	0	0	0	0	384.395
402	01	03	00	Productos agrícolas y pecuarios	2.000	0	0	0	0	0	2.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.000	0	0	0	0	0	1.000
402	02	05	00	Piedra, arcilla, arena y tierra	1.000	0	0	0	0	0	1.000
402	03	00	00	Textiles y vestuarios	366.710	0	0	0	0	0	366.710
402	03	01	00	Textiles	33.710	0	0	0	0	0	33.710
402	03	02	00	Prendas de vestir	325.000	0	0	0	0	0	325.000
402	03	03	00	Calzados	8.000	0	0	0	0	0	8.000
402	04	00	00	Productos de cuero y caucho	611.050	0	0	0	0	0	611.050
402	04	03	00	Cauchos y tripas para vehículos	475.000	0	0	0	0	0	475.000
402	04	99	00	Otros productos de cuero y caucho	136.050	0	0	0	0	0	136.050
402	05	00	00	Productos de papel, cartón e impresos	1.839.960	0	0	0	0	0	1.839.960
402	05	01	00	Pulpa de madera, papel y cartón	260.700	0	0	0	0	0	260.700
402	05	02	00	Envases y cajas de papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	1.083.990	0	0	0	0	0	1.083.990
402	05	04	00	Libros, revistas y periódicos	310.000	0	0	0	0	0	310.000
402	05	05	00	Material de enseñanza	170.000	0	0	0	0	0	170.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	06	00	Productos de papel y cartón para computación	10.500	0	0	0	0	0	10.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.770	0	0	0	0	0	1.770
402	06	00	00	Productos químicos y derivados	3.871.466	0	0	0	0	0	3.871.466
402	06	01	00	Sustancias químicas y de uso industrial	1.000	0	0	0	0	0	1.000
402	06	02	00	Abonos, plaguicidas y otros	1.500	0	0	0	0	0	1.500
402	06	03	00	Tintas, pinturas y colorantes	2.720.000	0	0	0	0	0	2.720.000
402	06	04	00	Productos farmacéuticos y medicamentos	71.400	0	0	0	0	0	71.400
402	06	05	00	Productos de tocador	44.200	0	0	0	0	0	44.200
402	06	06	00	Combustibles y lubricantes	510.966	0	0	0	0	0	510.966
402	06	08	00	Productos plásticos	522.400	0	0	0	0	0	522.400
402	07	00	00	Productos minerales no metálicos	12.400	0	0	0	0	0	12.400
402	07	02	00	Vidrios y productos de vidrio	9.500	0	0	0	0	0	9.500
402	07	04	00	Cemento, cal y yeso	2.900	0	0	0	0	0	2.900
402	08	00	00	Productos metálicos	1.429.280	0	0	0	0	0	1.429.280
402	08	01	00	Productos primarios de hierro y acero	6.300	0	0	0	0	0	6.300
402	08	02	00	Productos de metales no ferrosos	2.400	0	0	0	0	0	2.400
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	558.600	0	0	0	0	0	558.600
402	08	04	00	Productos metálicos estructurales	1.000	0	0	0	0	0	1.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	515.000	0	0	0	0	0	515.000
402	08	10	00	Repuestos y accesorios para otros equipos	315.964	0	0	0	0	0	315.964
402	08	99	00	Otros productos metálicos	30.016	0	0	0	0	0	30.016
402	09	00	00	Productos de madera	400	0	0	0	0	0	400
402	09	02	00	Muebles y accesorios de madera para edificaciones	400	0	0	0	0	0	400
402	10	00	00	Productos varios y útiles diversos	9.155.069	0	0	0	0	0	9.155.069
402	10	01	00	Artículos de deporte, recreación y juguetes	30.750	0	0	0	0	0	30.750
402	10	02	00	Materiales y útiles de limpieza y aseo	387.359	0	0	0	0	0	387.359
402	10	03	00	Utensilios de cocina y comedor	48.334	0	0	0	0	0	48.334
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	550.350	0	0	0	0	0	550.350
402	10	06	00	Condecoraciones, ofrendas y similares	56.008	0	0	0	0	0	56.008
402	10	07	00	Productos de seguridad en el trabajo	315.000	0	0	0	0	0	315.000
402	10	08	00	Materiales para equipos de computación	4.660.987	0	0	0	0	0	4.660.987

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	469.354	0	0	0	0	0	469.354
402	10	12	00	Materiales para instalaciones sanitarias	17.000	0	0	0	0	0	17.000
402	10	13	00	Materiales fotográficos	100.808	0	0	0	0	0	100.808
402	10	99	00	Otros productos y útiles diversos	2.519.119	0	0	0	0	0	2.519.119
402	99	00	00	Otros materiales y suministros	230.704	0	0	0	0	0	230.704
402	99	01	00	Otros materiales y suministros	230.704	0	0	0	0	0	230.704
403	**00**	**00**	**00**	**Servicios no personales**	**93.826.482**	**0**	**0**	**0**	**0**	**0**	**93.826.482**
403	01	00	00	Alquileres de inmuebles	36.423	0	0	0	0	0	36.423
403	01	01	00	Alquileres de edificios y locales	20.723	0	0	0	0	0	20.723
403	01	02	00	Alquileres de instalaciones culturales y recreativas	15.700	0	0	0	0	0	15.700
403	02	00	00	Alquileres de maquinaria y equipos	3.944.183	0	0	0	0	0	3.944.183
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.710.000	0	0	0	0	0	1.710.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	9.950	0	0	0	0	0	9.950
403	02	99	00	Alquileres de otras maquinaria y equipos	2.224.233	0	0	0	0	0	2.224.233
403	04	00	00	Servicios básicos	8.167.477	0	0	0	0	0	8.167.477
403	04	01	00	Electricidad	20.641	0	0	0	0	0	20.641
403	04	03	00	Agua	80.601	0	0	0	0	0	80.601
403	04	04	00	Teléfonos	4.490.167	0	0	0	0	0	4.490.167
403	04	05	00	Servicio de comunicaciones	3.460.400	0	0	0	0	0	3.460.400
403	04	06	00	Servicio de aseo urbano y domiciliario	3.600	0	0	0	0	0	3.600
403	04	07	00	Servicio de condominio	112.068	0	0	0	0	0	112.068
403	06	00	00	Servicios de transporte y almacenaje	402.594	0	0	0	0	0	402.594
403	06	01	00	Fletes y embalajes	341.290	0	0	0	0	0	341.290
403	06	03	00	Estacionamiento	5.402	0	0	0	0	0	5.402
403	06	04	00	Peaje	1.225	0	0	0	0	0	1.225
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	54.677	0	0	0	0	0	54.677
403	07	00	00	Servicios de información, impresión y relaciones públicas	19.892.629	0	0	0	0	0	19.892.629
403	07	01	00	Publicidad y propaganda	14.562.630	0	0	0	0	0	14.562.630
403	07	02	00	Imprenta y reproducción	5.124.970	0	0	0	0	0	5.124.970
403	07	03	00	Relaciones sociales	197.529	0	0	0	0	0	197.529
403	07	04	00	Avisos	7.500	0	0	0	0	0	7.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.016.000	0	0	0	0	0	2.016.000
403	08	01	00	Primas y gastos de seguros	1.580.000	0	0	0	0	0	1.580.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	436.000	0	0	0	0	0	436.000
403	09	00	00	Viáticos y pasajes	10.688.895	0	0	0	0	0	10.688.895
403	09	01	00	Viáticos y pasajes dentro del país	6.204.112	0	0	0	0	0	6.204.112
403	09	02	00	Viáticos y pasajes fuera del país	4.484.783	0	0	0	0	0	4.484.783
403	10	00	00	Servicios profesionales y técnicos	17.955.463	0	0	0	0	0	17.955.463
403	10	07	00	Servicios de capacitación y adiestramiento	4.153.091	0	0	0	0	0	4.153.091
403	10	09	00	Servicios de lavandería y tintorería	33.500	0	0	0	0	0	33.500
403	10	11	00	Servicios para la elaboración y suministro de comida	6.790.596	0	0	0	0	0	6.790.596
403	10	99	00	Otros servicios profesionales y técnicos	6.978.276	0	0	0	0	0	6.978.276
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.420.369	0	0	0	0	0	2.420.369
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.345.512	0	0	0	0	0	1.345.512
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	55.750	0	0	0	0	0	55.750
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	942.000	0	0	0	0	0	942.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	77.107	0	0	0	0	0	77.107
403	12	00	00	Conservación y reparaciones menores de obras	5.699.880	0	0	0	0	0	5.699.880
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.699.880	0	0	0	0	0	5.699.880
403	15	00	00	Servicios fiscales	392.623	0	0	0	0	0	392.623
403	15	01	00	Derechos de importación y servicios aduaneros	227.619	0	0	0	0	0	227.619
403	15	02	00	Tasas y otros derechos obligatorios	165.004	0	0	0	0	0	165.004
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.009.954	0	0	0	0	0	4.009.954
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.009.954	0	0	0	0	0	4.009.954
403	18	00	00	Impuestos indirectos	15.723.116	0	0	0	0	0	15.723.116
403	18	01	00	Impuesto al valor agregado	15.563.556	0	0	0	0	0	15.563.556
403	18	99	00	Otros impuestos indirectos	159.560	0	0	0	0	0	159.560
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	394.872	0	0	0	0	0	394.872
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	394.872	0	0	0	0	0	394.872
403	99	00	00	Otros servicios no personales	2.082.004	0	0	0	0	0	2.082.004
403	99	01	00	Otros servicios no personales	2.082.004	0	0	0	0	0	2.082.004
404	**00**	**00**	**00**	**Activos reales**	**21.140.800**	**0**	**0**	**0**	**0**	**0**	**21.140.800**

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	3.382.380	0	0	0	0	0	3.382.380
404	01	01	00	Repuestos mayores	392.748	0	0	0	0	0	392.748
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	85.219	0	0	0	0	0	85.219
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	280.860	0	0	0	0	0	280.860
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	12.560	0	0	0	0	0	12.560
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	9.430	0	0	0	0	0	9.430
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	4.679	0	0	0	0	0	4.679
404	01	02	00	Reparaciones mayores de maquinaria y equipos	2.989.632	0	0	0	0	0	2.989.632
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	2.965.034	0	0	0	0	0	2.965.034
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	24.598	0	0	0	0	0	24.598
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	452.630	0	0	0	0	0	452.630
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	22.660	0	0	0	0	0	22.660
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	225.240	0	0	0	0	0	225.240
404	03	06	00	Maquinaria y equipos de energía	200.000	0	0	0	0	0	200.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	4.730	0	0	0	0	0	4.730
404	04	00	00	Equipos de transporte, tracción y elevación	3.488.735	0	0	0	0	0	3.488.735
404	04	01	00	Vehículos automotores terrestres	3.488.735	0	0	0	0	0	3.488.735
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.971.044	0	0	0	0	0	6.971.044
404	05	01	00	Equipos de telecomunicaciones	6.971.044	0	0	0	0	0	6.971.044
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.300	0	0	0	0	0	6.300
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.300	0	0	0	0	0	6.300
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.571.311	0	0	0	0	0	6.571.311
404	09	01	00	Mobiliario y equipos de oficina	928.376	0	0	0	0	0	928.376
404	09	02	00	Equipos de computación	3.989.982	0	0	0	0	0	3.989.982
404	09	03	00	Mobiliario y equipos de alojamiento	1.400.953	0	0	0	0	0	1.400.953
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	252.000	0	0	0	0	0	252.000
404	12	00	00	Activos intangibles	188.400	0	0	0	0	0	188.400
404	12	04	00	Paquetes y programas de computación	188.400	0	0	0	0	0	188.400
404	99	00	00	Otros activos reales	80.000	0	0	0	0	0	80.000
404	99	01	00	Otros activos reales	80.000	0	0	0	0	0	80.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**487.284.047**	**0**	**0**	**0**	**0**	**0**	**487.284.047**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	487.284.047	0	0	0	0	0	487.284.047
407	01	01	00	Transferencias corrientes internas al sector privado	17.400.420	0	0	0	0	0	17.400.420
407	01	01	01	Pensiones del personal empleado, obrero y militar	534.480	0	0	0	0	0	534.480
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.983.448	0	0	0	0	0	2.983.448
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	133.618	0	0	0	0	0	133.618
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	96.205	0	0	0	0	0	96.205
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.809.804	0	0	0	0	0	1.809.804
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	523.710	0	0	0	0	0	523.710
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	673.572	0	0	0	0	0	673.572
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	484.976	0	0	0	0	0	484.976
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	7.689.804	0	0	0	0	0	7.689.804
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.470.803	0	0	0	0	0	2.470.803
407	01	02	00	Donaciones corrientes internas al sector privado	2.221.029	0	0	0	0	0	2.221.029
407	01	02	01	Donaciones corrientes a personas	2.221.029	0	0	0	0	0	2.221.029
407	01	03	00	Transferencias corrientes internas al sector público	467.662.598	0	0	0	0	0	467.662.598
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	78.075.098	0	0	0	0	0	78.075.098
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	389.587.500	0	0	0	0	0	389.587.500
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.298.118**	**0**	**0**	**0**	**0**	**0**	**1.298.118**
411	03	00	00	Disminución de cuentas y efectos por pagar a proveedores	1.298.118	0	0	0	0	0	1.298.118
411	03	01	00	Disminución de cuentas por pagar a proveedores a corto plazo	1.298.118	0	0	0	0	0	1.298.118
				Totales	**840.600.217**	**0**	**0**	**0**	**0**	**0**	**840.600.217**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118539 360057000 CAMPAÑAS COMUNICACIONALES

OBJETIVO DEL PROYECTO: DIFUNDIR Y FORTALECER LA IMAGEN DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, DEL GOBIERNO BOLIVARIANO Y DE LA PRESIDENCIA DE LA REPÚBLICA Y PROFUNDIZAR LA DEMOCRATIZACIÓN DE LOS MEDIOS DE COMUNICACIÓN.

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA

META: 5

RESPONSABLE/EJECUTOR: ESTRATEGIA COMUNICACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.689.071**	**0**	**0**	**0**	**0**	**0**	**5.689.071**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.512.303	0	0	0	0	0	1.512.303
401	01	18	00	Remuneraciones al personal contratado	1.512.303	0	0	0	0	0	1.512.303
401	03	00	00	Primas	100.452	0	0	0	0	0	100.452
401	03	40	00	Primas de profesionalización al personal contratado	15.964	0	0	0	0	0	15.964
401	03	41	00	Primas por antigüedad al personal contratado	84.488	0	0	0	0	0	84.488
401	04	00	00	Complementos de sueldos y salarios	350.875	0	0	0	0	0	350.875
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	82.177	0	0	0	0	0	82.177
401	04	26	00	Bono compensatorio de alimentación al personal contratado	192.375	0	0	0	0	0	192.375
401	04	98	00	Otros complementos al personal contratado	76.323	0	0	0	0	0	76.323
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	645.849	0	0	0	0	0	645.849
401	05	07	00	Aguinaldos al personal contratado	461.321	0	0	0	0	0	461.321
401	05	08	00	Bono vacacional al personal contratado	184.528	0	0	0	0	0	184.528
401	06	00	00	Aportes patronales y legales	298.936	0	0	0	0	0	298.936
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	166.076	0	0	0	0	0	166.076
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	46.132	0	0	0	0	0	46.132
401	06	95	00	Otros aportes legales por personal contratado	86.728	0	0	0	0	0	86.728
401	07	00	00	Asistencia socio-económica	2.345.034	0	0	0	0	0	2.345.034
401	07	33	00	Asistencia socio-económica al personal contratado	2.345.034	0	0	0	0	0	2.345.034
401	08	00	00	Prestaciones sociales e indemnizaciones	435.622	0	0	0	0	0	435.622
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	435.622	0	0	0	0	0	435.622
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**824.057**	**0**	**0**	**0**	**0**	**0**	**824.057**
402	10	00	00	Productos varios y útiles diversos	824.057	0	0	0	0	0	824.057
402	10	08	00	Materiales para equipos de computación	824.057	0	0	0	0	0	824.057
403	**00**	**00**	**00**	**Servicios no personales**	**20.680.729**	**0**	**0**	**0**	**0**	**0**	**20.680.729**
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.875.960	0	0	0	0	0	17.875.960
403	07	01	00	Publicidad y propaganda	14.509.630	0	0	0	0	0	14.509.630
403	07	02	00	Imprenta y reproducción	3.366.330	0	0	0	0	0	3.366.330

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118539 360057000 CAMPAÑAS COMUNICACIONALES

OBJETIVO DEL PROYECTO: DIFUNDIR Y FORTALECER LA IMAGEN DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, DEL GOBIERNO BOLIVARIANO Y DE LA PRESIDENCIA DE LA REPÚBLICA Y PROFUNDIZAR LA DEMOCRATIZACIÓN DE LOS MEDIOS DE COMUNICACIÓN.

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA **META:** 5

RESPONSABLE/EJECUTOR: ESTRATEGIA COMUNICACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	131.935	0	0	0	0	0	131.935
403	09	01	00	Viáticos y pasajes dentro del pais	131.935	0	0	0	0	0	131.935
403	10	00	00	Servicios profesionales y técnicos	241.148	0	0	0	0	0	241.148
403	10	99	00	Otros servicios profesionales y técnicos	241.148	0	0	0	0	0	241.148
403	16	00	00	Servicios de diversión, esparcimiento y culturales	64.373	0	0	0	0	0	64.373
403	16	01	00	Servicios de diversión, esparcimiento y culturales	64.373	0	0	0	0	0	64.373
403	18	00	00	Impuestos indirectos	2.358.296	0	0	0	0	0	2.358.296
403	18	01	00	Impuesto al valor agregado	2.358.296	0	0	0	0	0	2.358.296
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	9.017	0	0	0	0	0	9.017
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	9.017	0	0	0	0	0	9.017
404	**00**	**00**	**00**	**Activos reales**	**274.685**	**0**	**0**	**0**	**0**	**0**	**274.685**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	274.685	0	0	0	0	0	274.685
404	09	02	00	Equipos de computación	274.685	0	0	0	0	0	274.685
				Totales	**27.468.542**	**0**	**0**	**0**	**0**	**0**	**27.468.542**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118539 360057000 CAMPAÑAS COMUNICACIONALES

OBJETIVO DEL PROYECTO: DIFUNDIR Y FORTALECER LA IMAGEN DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, DEL GOBIERNO BOLIVARIANO Y DE LA PRESIDENCIA DE LA REPÚBLICA Y PROFUNDIZAR LA DEMOCRATIZACIÓN DE LOS MEDIOS DE COMUNICACIÓN.

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA

META: 5

RESPONSABLE/EJECUTOR: ESTRATEGIA COMUNICACIONAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118539 360057000 CAMPAÑAS COMUNICACIONALES

OBJETIVO DEL PROYECTO: DIFUNDIR Y FORTALECER LA IMAGEN DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, DEL GOBIERNO BOLIVARIANO Y DE LA PRESIDENCIA DE LA REPÚBLICA Y PROFUNDIZAR LA DEMOCRATIZACIÓN DE LOS MEDIOS DE COMUNICACIÓN.

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA **META:** 5

RESPONSABLE/EJECUTOR: ESTRATEGIA COMUNICACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360057001 DISEÑO Y PRODUCCIÓN DE CAMPAÑAS COMUNICACIONALES

UNIDAD DE MEDIDA: PIEZA **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN DE AUDIOVISUALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**89.295**	**0**	**0**	**0**	**0**	**0**	**89.295**
403	10	00	00	Servicios profesionales y técnicos	79.728	0	0	0	0	0	79.728
403	10	99	00	Otros servicios profesionales y técnicos	79.728	0	0	0	0	0	79.728
403	18	00	00	Impuestos indirectos	9.567	0	0	0	0	0	9.567
403	18	01	00	Impuesto al valor agregado	9.567	0	0	0	0	0	9.567
				Totales	**89.295**	**0**	**0**	**0**	**0**	**0**	**89.295**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118539 360057000 CAMPAÑAS COMUNICACIONALES

OBJETIVO DEL PROYECTO: DIFUNDIR Y FORTALECER LA IMAGEN DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, DEL GOBIERNO BOLIVARIANO Y DE LA PRESIDENCIA DE LA REPÚBLICA Y PROFUNDIZAR LA DEMOCRATIZACIÓN DE LOS MEDIOS DE COMUNICACIÓN.

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA **META:** 5

RESPONSABLE/EJECUTOR: ESTRATEGIA COMUNICACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360057002 CONTRATACIÓN DE PAUTAS COMERCIALES

UNIDAD DE MEDIDA: PAUTA **META:** 18.591

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PAUTAS PUBLICITARIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.689.071**	**0**	**0**	**0**	**0**	**0**	**5.689.071**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.512.303	0	0	0	0	0	1.512.303
401	01	18	00	Remuneraciones al personal contratado	1.512.303	0	0	0	0	0	1.512.303
401	03	00	00	Primas	100.452	0	0	0	0	0	100.452
401	03	40	00	Primas de profesionalización al personal contratado	15.964	0	0	0	0	0	15.964
401	03	41	00	Primas por antigüedad al personal contratado	84.488	0	0	0	0	0	84.488
401	04	00	00	Complementos de sueldos y salarios	350.875	0	0	0	0	0	350.875
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	82.177	0	0	0	0	0	82.177
401	04	26	00	Bono compensatorio de alimentación al personal contratado	192.375	0	0	0	0	0	192.375
401	04	98	00	Otros complementos al personal contratado	76.323	0	0	0	0	0	76.323
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	645.849	0	0	0	0	0	645.849
401	05	07	00	Aguinaldos al personal contratado	461.321	0	0	0	0	0	461.321
401	05	08	00	Bono vacacional al personal contratado	184.528	0	0	0	0	0	184.528
401	06	00	00	Aportes patronales y legales	298.936	0	0	0	0	0	298.936
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	166.076	0	0	0	0	0	166.076
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	46.132	0	0	0	0	0	46.132
401	06	95	00	Otros aportes legales por personal contratado	86.728	0	0	0	0	0	86.728
401	07	00	00	Asistencia socio-económica	2.345.034	0	0	0	0	0	2.345.034
401	07	33	00	Asistencia socio-económica al personal contratado	2.345.034	0	0	0	0	0	2.345.034
401	08	00	00	Prestaciones sociales e indemnizaciones	435.622	0	0	0	0	0	435.622
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	435.622	0	0	0	0	0	435.622
403	**00**	**00**	**00**	**Servicios no personales**	**16.441.528**	**0**	**0**	**0**	**0**	0	**16.441.528**
403	07	00	00	Servicios de información, impresión y relaciones públicas	14.509.630	0	0	0	0	0	14.509.630
403	07	01	00	Publicidad y propaganda	14.509.630	0	0	0	0	0	14.509.630

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118539 360057000 CAMPAÑAS COMUNICACIONALES

OBJETIVO DEL PROYECTO: DIFUNDIR Y FORTALECER LA IMAGEN DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, DEL GOBIERNO BOLIVARIANO Y DE LA PRESIDENCIA DE LA REPÚBLICA Y PROFUNDIZAR LA DEMOCRATIZACIÓN DE LOS MEDIOS DE COMUNICACIÓN.

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA **META:** 5

RESPONSABLE/EJECUTOR: ESTRATEGIA COMUNICACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360057002 CONTRATACIÓN DE PAUTAS COMERCIALES

UNIDAD DE MEDIDA: PAUTA **META:** 18.591

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PAUTAS PUBLICITARIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	72.134	0	0	0	0	0	72.134
403	10	99	00	Otros servicios profesionales y técnicos	72.134	0	0	0	0	0	72.134
403	16	00	00	Servicios de diversión, esparcimiento y culturales	64.373	0	0	0	0	0	64.373
403	16	01	00	Servicios de diversión, esparcimiento y culturales	64.373	0	0	0	0	0	64.373
403	18	00	00	Impuestos indirectos	1.786.374	0	0	0	0	0	1.786.374
403	18	01	00	Impuesto al valor agregado	1.786.374	0	0	0	0	0	1.786.374
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	9.017	0	0	0	0	0	9.017
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	9.017	0	0	0	0	0	9.017
				Totales	**22.130.599**	**0**	**0**	**0**	**0**	**0**	**22.130.599**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118539 360057000 CAMPAÑAS COMUNICACIONALES

OBJETIVO DEL PROYECTO: DIFUNDIR Y FORTALECER LA IMAGEN DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, DEL GOBIERNO BOLIVARIANO Y DE LA PRESIDENCIA DE LA REPÚBLICA Y PROFUNDIZAR LA DEMOCRATIZACIÓN DE LOS MEDIOS DE COMUNICACIÓN.

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA **META:** 5

RESPONSABLE/EJECUTOR: ESTRATEGIA COMUNICACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360057003 ELABORACIÓN DE LIBROS, FOLLETOS, AFICHES, VOLANTES, DESPLEGABLES, TRÍPTICOS Y DÍPTICOS, ALUSIVOS A LOS LOGROS Y ALCANCES DE LA GESTIÓN DE LA APN

UNIDAD DE MEDIDA: IMPRESIÓN Y REPRODUCCIÓN **META:** 1.922.306

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PUBLICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**734.771**	**0**	**0**	**0**	**0**	**0**	**734.771**
402	10	00	00	Productos varios y útiles diversos	734.771	0	0	0	0	0	734.771
402	10	08	00	Materiales para equipos de computación	734.771	0	0	0	0	0	734.771
403	**00**	**00**	**00**	**Servicios no personales**	**3.891.424**	**0**	**0**	**0**	**0**	**0**	**3.891.424**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.366.330	0	0	0	0	0	3.366.330
403	07	02	00	Imprenta y reproducción	3.366.330	0	0	0	0	0	3.366.330
403	18	00	00	Impuestos indirectos	525.094	0	0	0	0	0	525.094
403	18	01	00	Impuesto al valor agregado	525.094	0	0	0	0	0	525.094
404	**00**	**00**	**00**	**Activos reales**	**274.685**	**0**	**0**	**0**	**0**	**0**	**274.685**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	274.685	0	0	0	0	0	274.685
404	09	02	00	Equipos de computación	274.685	0	0	0	0	0	274.685
				Totales	**4.900.880**	**0**	**0**	**0**	**0**	**0**	**4.900.880**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118539 360057000 CAMPAÑAS COMUNICACIONALES

OBJETIVO DEL PROYECTO: DIFUNDIR Y FORTALECER LA IMAGEN DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, DEL GOBIERNO BOLIVARIANO Y DE LA PRESIDENCIA DE LA REPÚBLICA Y PROFUNDIZAR LA DEMOCRATIZACIÓN DE LOS MEDIOS DE COMUNICACIÓN.

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA **META:** 5

RESPONSABLE/EJECUTOR: ESTRATEGIA COMUNICACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360057004 DISEÑO Y ELABORACIÓN DE CAMPAÑAS PUBLICITARIAS, ADICIONALMENTE EL DISEÑO DE AVISOS DE PRENSA, AFICHES Y REDACCIÓN DE GUIONES PARA RADIO Y TELEVISIÓN.

UNIDAD DE MEDIDA: DISEÑO **META:** 31

RESPONSABLE/EJECUTOR: DIRECCIÓN DE CREATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**89.286**	**0**	**0**	**0**	**0**	**0**	**89.286**
402	10	00	00	Productos varios y útiles diversos	89.286	0	0	0	0	0	89.286
402	10	08	00	Materiales para equipos de computación	89.286	0	0	0	0	0	89.286
403	**00**	**00**	**00**	**Servicios no personales**	**258.482**	**0**	**0**	**0**	**0**	**0**	**258.482**
403	09	00	00	Viáticos y pasajes	131.935	0	0	0	0	0	131.935
403	09	01	00	Viáticos y pasajes dentro del país	131.935	0	0	0	0	0	131.935
403	10	00	00	Servicios profesionales y técnicos	89.286	0	0	0	0	0	89.286
403	10	99	00	Otros servicios profesionales y técnicos	89.286	0	0	0	0	0	89.286
403	18	00	00	Impuestos indirectos	37.261	0	0	0	0	0	37.261
403	18	01	00	Impuesto al valor agregado	37.261	0	0	0	0	0	37.261
				Totales	**347.768**	**0**	**0**	**0**	**0**	**0**	**347.768**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118517 360058000 FORTALECIMIENTO DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS

OBJETIVO DEL PROYECTO: FORTALECER LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS

UNIDAD DE MEDIDA: MEDIO ALTERNATIVO COMUNITARIO **META:** 150

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.246.557**	**0**	**0**	**0**	**0**	**0**	**2.246.557**
401	01	00	00	Sueldos, salarios y otras retribuciones	587.137	0	0	0	0	0	587.137
401	01	18	00	Remuneraciones al personal contratado	587.137	0	0	0	0	0	587.137
401	03	00	00	Primas	37.932	0	0	0	0	0	37.932
401	03	40	00	Primas de profesionalización al personal contratado	7.692	0	0	0	0	0	7.692
401	03	41	00	Primas por antigüedad al personal contratado	30.240	0	0	0	0	0	30.240
401	04	00	00	Complementos de sueldos y salarios	108.358	0	0	0	0	0	108.358
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	26.306	0	0	0	0	0	26.306
401	04	26	00	Bono compensatorio de alimentación al personal contratado	81.000	0	0	0	0	0	81.000
401	04	98	00	Otros complementos al personal contratado	1.052	0	0	0	0	0	1.052
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	253.722	0	0	0	0	0	253.722
401	05	07	00	Aguinaldos al personal contratado	181.230	0	0	0	0	0	181.230
401	05	08	00	Bono vacacional al personal contratado	72.492	0	0	0	0	0	72.492
401	06	00	00	Aportes patronales y legales	117.437	0	0	0	0	0	117.437
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	65.243	0	0	0	0	0	65.243
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	18.123	0	0	0	0	0	18.123
401	06	95	00	Otros aportes legales por personal contratado	34.071	0	0	0	0	0	34.071
401	07	00	00	Asistencia socio-económica	978.251	0	0	0	0	0	978.251
401	07	33	00	Asistencia socio-económica al personal contratado	978.251	0	0	0	0	0	978.251
401	08	00	00	Prestaciones sociales e indemnizaciones	163.720	0	0	0	0	0	163.720
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	163.720	0	0	0	0	0	163.720
403	**00**	**00**	**00**	**Servicios no personales**	**580.313**	**0**	**0**	**0**	**0**	**0**	**580.313**
403	09	00	00	Viáticos y pasajes	220.000	0	0	0	0	0	220.000
403	09	01	00	Viáticos y pasajes dentro del país	220.000	0	0	0	0	0	220.000
403	10	00	00	Servicios profesionales y técnicos	250.372	0	0	0	0	0	250.372
403	10	11	00	Servicios para la elaboración y suministro de comida	220.000	0	0	0	0	0	220.000
403	10	99	00	Otros servicios profesionales y técnicos	30.372	0	0	0	0	0	30.372
403	16	00	00	Servicios de diversión, esparcimiento y culturales	30.372	0	0	0	0	0	30.372

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118517 360058000 FORTALECIMIENTO DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS

OBJETIVO DEL PROYECTO: FORTALECER LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS

UNIDAD DE MEDIDA: MEDIO ALTERNATIVO COMUNITARIO **META:** 150

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	01	00	Servicios de diversión, esparcimiento y culturales	30.372	0	0	0	0	0	30.372
403	18	00	00	Impuestos indirectos	75.163	0	0	0	0	0	75.163
403	18	01	00	Impuesto al valor agregado	75.163	0	0	0	0	0	75.163
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.406	0	0	0	0	0	4.406
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.406	0	0	0	0	0	4.406
				Totales	**2.826.870**	**0**	**0**	**0**	**0**	**0**	**2.826.870**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118517 360058000 FORTALECIMIENTO DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS

OBJETIVO DEL PROYECTO: FORTALECER LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS

UNIDAD DE MEDIDA: MEDIO ALTERNATIVO COMUNITARIO

META: 150

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118517 360058000 FORTALECIMIENTO DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS

OBJETIVO DEL PROYECTO: FORTALECER LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS

UNIDAD DE MEDIDA: MEDIO ALTERNATIVO COMUNITARIO **META:** 150

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360058001 ACOMPAÑAMIENTO TÉCNICO INTEGRAL

UNIDAD DE MEDIDA: VISITA **META:** 150

RESPONSABLE/EJECUTOR: DIRECCIÓN DE MEDIOS ALTERNATIVOS Y COMUNITARIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.246.557**	**0**	**0**	**0**	**0**	**0**	**2.246.557**
401	01	00	00	Sueldos, salarios y otras retribuciones	587.137	0	0	0	0	0	587.137
401	01	18	00	Remuneraciones al personal contratado	587.137	0	0	0	0	0	587.137
401	03	00	00	Primas	37.932	0	0	0	0	0	37.932
401	03	40	00	Primas de profesionalización al personal contratado	7.692	0	0	0	0	0	7.692
401	03	41	00	Primas por antigüedad al personal contratado	30.240	0	0	0	0	0	30.240
401	04	00	00	Complementos de sueldos y salarios	108.358	0	0	0	0	0	108.358
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	26.306	0	0	0	0	0	26.306
401	04	26	00	Bono compensatorio de alimentación al personal contratado	81.000	0	0	0	0	0	81.000
401	04	98	00	Otros complementos al personal contratado	1.052	0	0	0	0	0	1.052
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	253.722	0	0	0	0	0	253.722
401	05	07	00	Aguinaldos al personal contratado	181.230	0	0	0	0	0	181.230
401	05	08	00	Bono vacacional al personal contratado	72.492	0	0	0	0	0	72.492
401	06	00	00	Aportes patronales y legales	117.437	0	0	0	0	0	117.437
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	65.243	0	0	0	0	0	65.243
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	18.123	0	0	0	0	0	18.123
401	06	95	00	Otros aportes legales por personal contratado	34.071	0	0	0	0	0	34.071
401	07	00	00	Asistencia socio-económica	978.251	0	0	0	0	0	978.251
401	07	33	00	Asistencia socio-económica al personal contratado	978.251	0	0	0	0	0	978.251
401	08	00	00	Prestaciones sociales e indemnizaciones	163.720	0	0	0	0	0	163.720
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	163.720	0	0	0	0	0	163.720
403	**00**	**00**	**00**	**Servicios no personales**	**580.313**	**0**	**0**	**0**	**0**	**0**	**580.313**
403	09	00	00	Viáticos y pasajes	220.000	0	0	0	0	0	220.000
403	09	01	00	Viáticos y pasajes dentro del país	220.000	0	0	0	0	0	220.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118517 360058000 FORTALECIMIENTO DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS

OBJETIVO DEL PROYECTO: FORTALECER LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS

UNIDAD DE MEDIDA: MEDIO ALTERNATIVO COMUNITARIO **META:** 150

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360058001 ACOMPAÑAMIENTO TÉCNICO INTEGRAL

UNIDAD DE MEDIDA: VISITA **META:** 150

RESPONSABLE/EJECUTOR: DIRECCIÓN DE MEDIOS ALTERNATIVOS Y COMUNITARIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	250.372	0	0	0	0	0	250.372
403	10	11	00	Servicios para la elaboración y suministro de comida	220.000	0	0	0	0	0	220.000
403	10	99	00	Otros servicios profesionales y técnicos	30.372	0	0	0	0	0	30.372
403	16	00	00	Servicios de diversión, esparcimiento y culturales	30.372	0	0	0	0	0	30.372
403	16	01	00	Servicios de diversión, esparcimiento y culturales	30.372	0	0	0	0	0	30.372
403	18	00	00	Impuestos indirectos	75.163	0	0	0	0	0	75.163
403	18	01	00	Impuesto al valor agregado	75.163	0	0	0	0	0	75.163
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.406	0	0	0	0	0	4.406
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.406	0	0	0	0	0	4.406
				Totales	**2.826.870**	**0**	**0**	**0**	**0**	**0**	**2.826.870**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118571 360059000 FORTALECIMIENTO DEL PLAN DE REGIONALIZACIÓN DE LA POLÍTICA INFORMATIVA Y COMUNICACIONAL DEL ESTADO VENEZOLANO, A TRAVÉS DE LAS OFICINAS DE INFORMACIÓN REGIONAL (OIR) Y RED DE ENLACES ESTADALES.

OBJETIVO DEL PROYECTO: FORTALECER EL PLAN DE REGIONALIZACIÓN DE LA POLÍTICA INFORMATIVA Y COMUNICACIONAL DEL ESTADO VENEZOLANO, A TRAVÉS DE LAS OFICINAS DE INFORMACIÓN REGIONAL (OIR) Y RED DE ENLACES ESTADALES.

UNIDAD DE MEDIDA: JORNADA DE FORMACIÓN **META:** 18

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.065.378**	0	0	0	0	0	**6.065.378**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.708.173	0	0	0	0	0	1.708.173
401	01	18	00	Remuneraciones al personal contratado	1.708.173	0	0	0	0	0	1.708.173
401	03	00	00	Primas	137.389	0	0	0	0	0	137.389
401	03	40	00	Primas de profesionalización al personal contratado	47.771	0	0	0	0	0	47.771
401	03	41	00	Primas por antigüedad al personal contratado	89.618	0	0	0	0	0	89.618
401	04	00	00	Complementos de sueldos y salarios	307.625	0	0	0	0	0	307.625
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	64.156	0	0	0	0	0	64.156
401	04	26	00	Bono compensatorio de alimentación al personal contratado	203.175	0	0	0	0	0	203.175
401	04	98	00	Otros complementos al personal contratado	40.294	0	0	0	0	0	40.294
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	674.632	0	0	0	0	0	674.632
401	05	07	00	Aguinaldos al personal contratado	481.880	0	0	0	0	0	481.880
401	05	08	00	Bono vacacional al personal contratado	192.752	0	0	0	0	0	192.752
401	06	00	00	Aportes patronales y legales	312.257	0	0	0	0	0	312.257
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	173.476	0	0	0	0	0	173.476
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	48.188	0	0	0	0	0	48.188
401	06	95	00	Otros aportes legales por personal contratado	90.593	0	0	0	0	0	90.593
401	07	00	00	Asistencia socio-económica	2.473.928	0	0	0	0	0	2.473.928
401	07	33	00	Asistencia socio-económica al personal contratado	2.473.928	0	0	0	0	0	2.473.928
401	08	00	00	Prestaciones sociales e indemnizaciones	451.374	0	0	0	0	0	451.374
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	451.374	0	0	0	0	0	451.374
403	**00**	**00**	**00**	**Servicios no personales**	**701.452**	0	0	0	0	0	**701.452**
403	04	00	00	Servicios básicos	96.768	0	0	0	0	0	96.768
403	04	07	00	Servicio de condominio	96.768	0	0	0	0	0	96.768
403	06	00	00	Servicios de transporte y almacenaje	60.480	0	0	0	0	0	60.480
403	06	01	00	Fletes y embalajes	60.480	0	0	0	0	0	60.480
403	07	00	00	Servicios de información, impresión y relaciones públicas	80.640	0	0	0	0	0	80.640
403	07	02	00	Imprenta y reproducción	80.640	0	0	0	0	0	80.640

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118571 360059000 FORTALECIMIENTO DEL PLAN DE REGIONALIZACIÓN DE LA POLÍTICA INFORMATIVA Y COMUNICACIONAL DEL ESTADO VENEZOLANO, A TRAVÉS DE LAS OFICINAS DE INFORMACIÓN REGIONAL (OIR) Y RED DE ENLACES ESTADALES.

OBJETIVO DEL PROYECTO: FORTALECER EL PLAN DE REGIONALIZACIÓN DE LA POLÍTICA INFORMATIVA Y COMUNICACIONAL DEL ESTADO VENEZOLANO, A TRAVÉS DE LAS OFICINAS DE INFORMACIÓN REGIONAL (OIR) Y RED DE ENLACES ESTADALES.

UNIDAD DE MEDIDA: JORNADA DE FORMACIÓN

META: 18

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	120.960	0	0	0	0	0	120.960
403	09	01	00	Viáticos y pasajes dentro del país	120.960	0	0	0	0	0	120.960
403	10	00	00	Servicios profesionales y técnicos	207.223	0	0	0	0	0	207.223
403	10	11	00	Servicios para la elaboración y suministro de comida	131.040	0	0	0	0	0	131.040
403	10	99	00	Otros servicios profesionales y técnicos	76.183	0	0	0	0	0	76.183
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.112	0	0	0	0	0	10.112
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.112	0	0	0	0	0	10.112
403	16	00	00	Servicios de diversión, esparcimiento y culturales	76.183	0	0	0	0	0	76.183
403	16	01	00	Servicios de diversión, esparcimiento y culturales	76.183	0	0	0	0	0	76.183
403	18	00	00	Impuestos indirectos	38.033	0	0	0	0	0	38.033
403	18	01	00	Impuesto al valor agregado	38.033	0	0	0	0	0	38.033
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	11.053	0	0	0	0	0	11.053
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	11.053	0	0	0	0	0	11.053
				Totales	**6.766.830**	**0**	**0**	**0**	**0**	**0**	**6.766.830**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118571 360059000 FORTALECIMIENTO DEL PLAN DE REGIONALIZACIÓN DE LA POLÍTICA INFORMATIVA Y COMUNICACIONAL DEL ESTADO VENEZOLANO, A TRAVÉS DE LAS OFICINAS DE INFORMACIÓN REGIONAL (OIR) Y RED DE ENLACES ESTADALES.

OBJETIVO DEL PROYECTO: FORTALECER EL PLAN DE REGIONALIZACIÓN DE LA POLÍTICA INFORMATIVA Y COMUNICACIONAL DEL ESTADO VENEZOLANO, A TRAVÉS DE LAS OFICINAS DE INFORMACIÓN REGIONAL (OIR) Y RED DE ENLACES ESTADALES.

UNIDAD DE MEDIDA: JORNADA DE FORMACIÓN

META: 18

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118571 360059000 FORTALECIMIENTO DEL PLAN DE REGIONALIZACIÓN DE LA POLÍTICA INFORMATIVA Y COMUNICACIONAL DEL ESTADO VENEZOLANO, A TRAVÉS DE LAS OFICINAS DE INFORMACIÓN REGIONAL (OIR) Y RED DE ENLACES ESTADALES.

OBJETIVO DEL PROYECTO: FORTALECER EL PLAN DE REGIONALIZACIÓN DE LA POLÍTICA INFORMATIVA Y COMUNICACIONAL DEL ESTADO VENEZOLANO, A TRAVÉS DE LAS OFICINAS DE INFORMACIÓN REGIONAL (OIR) Y RED DE ENLACES ESTADALES.

UNIDAD DE MEDIDA: JORNADA DE FORMACIÓN **META:** 18

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360059001 FORMACIÓN AL PODER POPULAR

UNIDAD DE MEDIDA: JORNADA DE FORMACIÓN **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LAS OFICINAS DE INFORMACIÓN REGIONAL (OIR)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.065.378**	**0**	**0**	**0**	**0**	0	**6.065.378**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.708.173	0	0	0	0	0	1.708.173
401	01	18	00	Remuneraciones al personal contratado	1.708.173	0	0	0	0	0	1.708.173
401	03	00	00	Primas	137.389	0	0	0	0	0	137.389
401	03	40	00	Primas de profesionalización al personal contratado	47.771	0	0	0	0	0	47.771
401	03	41	00	Primas por antigüedad al personal contratado	89.618	0	0	0	0	0	89.618
401	04	00	00	Complementos de sueldos y salarios	307.625	0	0	0	0	0	307.625
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	64.156	0	0	0	0	0	64.156
401	04	26	00	Bono compensatorio de alimentación al personal contratado	203.175	0	0	0	0	0	203.175
401	04	98	00	Otros complementos al personal contratado	40.294	0	0	0	0	0	40.294
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	674.632	0	0	0	0	0	674.632
401	05	07	00	Aguinaldos al personal contratado	481.880	0	0	0	0	0	481.880
401	05	08	00	Bono vacacional al personal contratado	192.752	0	0	0	0	0	192.752
401	06	00	00	Aportes patronales y legales	312.257	0	0	0	0	0	312.257
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	173.476	0	0	0	0	0	173.476
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	48.188	0	0	0	0	0	48.188
401	06	95	00	Otros aportes legales por personal contratado	90.593	0	0	0	0	0	90.593
401	07	00	00	Asistencia socio-económica	2.473.928	0	0	0	0	0	2.473.928
401	07	33	00	Asistencia socio-económica al personal contratado	2.473.928	0	0	0	0	0	2.473.928
401	08	00	00	Prestaciones sociales e indemnizaciones	451.374	0	0	0	0	0	451.374
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	451.374	0	0	0	0	0	451.374
403	**00**	**00**	**00**	**Servicios no personales**	**701.452**	**0**	**0**	**0**	**0**	0	**701.452**
403	04	00	00	Servicios básicos	96.768	0	0	0	0	0	96.768

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118571 360059000 FORTALECIMIENTO DEL PLAN DE REGIONALIZACIÓN DE LA POLÍTICA INFORMATIVA Y COMUNICACIONAL DEL ESTADO VENEZOLANO, A TRAVÉS DE LAS OFICINAS DE INFORMACIÓN REGIONAL (OIR) Y RED DE ENLACES ESTADALES.

OBJETIVO DEL PROYECTO: FORTALECER EL PLAN DE REGIONALIZACIÓN DE LA POLÍTICA INFORMATIVA Y COMUNICACIONAL DEL ESTADO VENEZOLANO, A TRAVÉS DE LAS OFICINAS DE INFORMACIÓN REGIONAL (OIR) Y RED DE ENLACES ESTADALES.

UNIDAD DE MEDIDA: JORNADA DE FORMACIÓN **META:** 18

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360059001 FORMACIÓN AL PODER POPULAR

UNIDAD DE MEDIDA: JORNADA DE FORMACIÓN **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LAS OFICINAS DE INFORMACIÓN REGIONAL (OIR)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	07	00	Servicio de condominio	96.768	0	0	0	0	0	96.768
403	06	00	00	Servicios de transporte y almacenaje	60.480	0	0	0	0	0	60.480
403	06	01	00	Fletes y embalajes	60.480	0	0	0	0	0	60.480
403	07	00	00	Servicios de información, impresión y relaciones públicas	80.640	0	0	0	0	0	80.640
403	07	02	00	Imprenta y reproducción	80.640	0	0	0	0	0	80.640
403	09	00	00	Viáticos y pasajes	120.960	0	0	0	0	0	120.960
403	09	01	00	Viáticos y pasajes dentro del país	120.960	0	0	0	0	0	120.960
403	10	00	00	Servicios profesionales y técnicos	207.223	0	0	0	0	0	207.223
403	10	11	00	Servicios para la elaboración y suministro de comida	131.040	0	0	0	0	0	131.040
403	10	99	00	Otros servicios profesionales y técnicos	76.183	0	0	0	0	0	76.183
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.112	0	0	0	0	0	10.112
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.112	0	0	0	0	0	10.112
403	16	00	00	Servicios de diversión, esparcimiento y culturales	76.183	0	0	0	0	0	76.183
403	16	01	00	Servicios de diversión, esparcimiento y culturales	76.183	0	0	0	0	0	76.183
403	18	00	00	Impuestos indirectos	38.033	0	0	0	0	0	38.033
403	18	01	00	Impuesto al valor agregado	38.033	0	0	0	0	0	38.033
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	11.053	0	0	0	0	0	11.053
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	11.053	0	0	0	0	0	11.053
				Totales	**6.766.830**	**0**	**0**	**0**	**0**	**0**	**6.766.830**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118510 360060000 PRODUCCIÓN DEL PROGRAMA "ALÓ, PRESIDENTE"

OBJETIVO DEL PROYECTO: PRODUCIR Y TRANSMITIR EL PROGRAMA "ALÓ, PRESIDENTE" Y CREAR MECANISMOS PARA AMPLIAR LA PARTICIPACIÓN PROTAGÓNICA DEL SOBERANO, DE MANERA QUE EL PRIMER MANDATARIO SIGA EN CONTACTO CON EL PUEBLO Y VICEVERSA.

UNIDAD DE MEDIDA: PROGRAMA **META:** 44

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.879.104**	**0**	**0**	**0**	**0**	**0**	**3.879.104**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.005.371	0	0	0	0	0	1.005.371
401	01	18	00	Remuneraciones al personal contratado	1.005.371	0	0	0	0	0	1.005.371
401	03	00	00	Primas	74.913	0	0	0	0	0	74.913
401	03	40	00	Primas de profesionalización al personal contratado	28.203	0	0	0	0	0	28.203
401	03	41	00	Primas por antigüedad al personal contratado	46.710	0	0	0	0	0	46.710
401	04	00	00	Complementos de sueldos y salarios	236.940	0	0	0	0	0	236.940
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	19.500	0	0	0	0	0	19.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	129.600	0	0	0	0	0	129.600
401	04	98	00	Otros complementos al personal contratado	87.840	0	0	0	0	0	87.840
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	460.361	0	0	0	0	0	460.361
401	05	07	00	Aguinaldos al personal contratado	328.829	0	0	0	0	0	328.829
401	05	08	00	Bono vacacional al personal contratado	131.532	0	0	0	0	0	131.532
401	06	00	00	Aportes patronales y legales	213.081	0	0	0	0	0	213.081
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	118.378	0	0	0	0	0	118.378
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	32.883	0	0	0	0	0	32.883
401	06	95	00	Otros aportes legales por personal contratado	61.820	0	0	0	0	0	61.820
401	07	00	00	Asistencia socio-económica	1.592.882	0	0	0	0	0	1.592.882
401	07	33	00	Asistencia socio-económica al personal contratado	1.592.882	0	0	0	0	0	1.592.882
401	08	00	00	Prestaciones sociales e indemnizaciones	295.556	0	0	0	0	0	295.556
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	295.556	0	0	0	0	0	295.556
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**554.395**	**0**	**0**	**0**	**0**	**0**	**554.395**
402	01	00	00	Productos alimenticios y agropecuarios	394.395	0	0	0	0	0	394.395
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	01	02	00	Alimentos para animales	384.395	0	0	0	0	0	384.395
402	03	00	00	Textiles y vestuarios	18.000	0	0	0	0	0	18.000
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	0	10.000
402	03	03	00	Calzados	8.000	0	0	0	0	0	8.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118510 360060000 PRODUCCIÓN DEL PROGRAMA "ALÓ, PRESIDENTE"

OBJETIVO DEL PROYECTO: PRODUCIR Y TRANSMITIR EL PROGRAMA "ALÓ, PRESIDENTE" Y CREAR MECANISMOS PARA AMPLIAR LA PARTICIPACIÓN PROTAGÓNICA DEL SOBERANO, DE MANERA QUE EL PRIMER MANDATARIO SIGA EN CONTACTO CON EL PUEBLO Y VICEVERSA.

UNIDAD DE MEDIDA: PROGRAMA **META:** 44

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	10.000	0	0	0	0	0	10.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	124.000	0	0	0	0	0	124.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	08	00	Materiales para equipos de computación	43.000	0	0	0	0	0	43.000
402	10	99	00	Otros productos y útiles diversos	73.000	0	0	0	0	0	73.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.033.955**	**0**	**0**	**0**	**0**	**0**	**2.033.955**
403	02	00	00	Alquileres de maquinaria y equipos	135.000	0	0	0	0	0	135.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	40.000	0	0	0	0	0	40.000
403	02	99	00	Alquileres de otras maquinaria y equipos	95.000	0	0	0	0	0	95.000
403	04	00	00	Servicios básicos	600.000	0	0	0	0	0	600.000
403	04	05	00	Servicio de comunicaciones	600.000	0	0	0	0	0	600.000
403	06	00	00	Servicios de transporte y almacenaje	1.600	0	0	0	0	0	1.600
403	06	03	00	Estacionamiento	400	0	0	0	0	0	400
403	06	04	00	Peaje	400	0	0	0	0	0	400
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	800	0	0	0	0	0	800
403	07	00	00	Servicios de información, impresión y relaciones públicas	63.500	0	0	0	0	0	63.500
403	07	01	00	Publicidad y propaganda	8.000	0	0	0	0	0	8.000
403	07	02	00	Imprenta y reproducción	8.000	0	0	0	0	0	8.000
403	07	03	00	Relaciones sociales	40.000	0	0	0	0	0	40.000
403	07	04	00	Avisos	7.500	0	0	0	0	0	7.500
403	09	00	00	Viáticos y pasajes	495.000	0	0	0	0	0	495.000
403	09	01	00	Viáticos y pasajes dentro del país	495.000	0	0	0	0	0	495.000
403	10	00	00	Servicios profesionales y técnicos	328.695	0	0	0	0	0	328.695
403	10	09	00	Servicios de lavandería y tintorería	2.100	0	0	0	0	0	2.100
403	10	99	00	Otros servicios profesionales y técnicos	326.595	0	0	0	0	0	326.595
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	48.000	0	0	0	0	0	48.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118510 360060000 PRODUCCIÓN DEL PROGRAMA "ALÓ, PRESIDENTE"

OBJETIVO DEL PROYECTO: PRODUCIR Y TRANSMITIR EL PROGRAMA "ALÓ, PRESIDENTE" Y CREAR MECANISMOS PARA AMPLIAR LA PARTICIPACIÓN PROTAGÓNICA DEL SOBERANO, DE MANERA QUE EL PRIMER MANDATARIO SIGA EN CONTACTO CON EL PUEBLO Y VICEVERSA.

UNIDAD DE MEDIDA: PROGRAMA **META:** 44

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	48.000	0	0	0	0	0	48.000
403	15	00	00	Servicios fiscales	3.500	0	0	0	0	0	3.500
403	15	02	00	Tasas y otros derechos obligatorios	3.500	0	0	0	0	0	3.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	48.596	0	0	0	0	0	48.596
403	16	01	00	Servicios de diversión, esparcimiento y culturales	48.596	0	0	0	0	0	48.596
403	18	00	00	Impuestos indirectos	303.014	0	0	0	0	0	303.014
403	18	01	00	Impuesto al valor agregado	303.014	0	0	0	0	0	303.014
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	7.050	0	0	0	0	0	7.050
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	7.050	0	0	0	0	0	7.050
404	**00**	**00**	**00**	**Activos reales**	**283.376**	**0**	**0**	**0**	**0**	**0**	**283.376**
404	01	00	00	Repuestos y reparaciones mayores	160.000	0	0	0	0	0	160.000
404	01	01	00	Repuestos mayores	110.000	0	0	0	0	0	110.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	55.000	0	0	0	0	0	55.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	55.000	0	0	0	0	0	55.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	50.000	0	0	0	0	0	50.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	15.000	0	0	0	0	0	15.000
404	05	01	00	Equipos de telecomunicaciones	15.000	0	0	0	0	0	15.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	28.376	0	0	0	0	0	28.376
404	09	01	00	Mobiliario y equipos de oficina	28.376	0	0	0	0	0	28.376
404	99	00	00	Otros activos reales	80.000	0	0	0	0	0	80.000
404	99	01	00	Otros activos reales	80.000	0	0	0	0	0	80.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**16.000**	**0**	**0**	**0**	**0**	**0**	**16.000**
407	01	00	00	Transferencias y donaciones corrientes internas	16.000	0	0	0	0	0	16.000
407	01	02	00	Donaciones corrientes internas al sector privado	16.000	0	0	0	0	0	16.000
407	01	02	01	Donaciones corrientes a personas	16.000	0	0	0	0	0	16.000
				Totales	**6.766.830**	**0**	**0**	**0**	**0**	**0**	**6.766.830**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118510 360060000 PRODUCCIÓN DEL PROGRAMA "ALÓ, PRESIDENTE"

OBJETIVO DEL PROYECTO: PRODUCIR Y TRANSMITIR EL PROGRAMA "ALÓ, PRESIDENTE" Y CREAR MECANISMOS PARA AMPLIAR LA PARTICIPACIÓN PROTAGÓNICA DEL SOBERANO, DE MANERA QUE EL PRIMER MANDATARIO SIGA EN CONTACTO CON EL PUEBLO Y VICEVERSA.

UNIDAD DE MEDIDA: PROGRAMA **META:** 44

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118510 360060000 PRODUCCIÓN DEL PROGRAMA "ALÓ, PRESIDENTE"

OBJETIVO DEL PROYECTO: PRODUCIR Y TRANSMITIR EL PROGRAMA "ALÓ, PRESIDENTE" Y CREAR MECANISMOS PARA AMPLIAR LA PARTICIPACIÓN PROTAGÓNICA DEL SOBERANO, DE MANERA QUE EL PRIMER MANDATARIO SIGA EN CONTACTO CON EL PUEBLO Y VICEVERSA.

UNIDAD DE MEDIDA: PROGRAMA **META:** 44

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360060001 PROGRAMAS TRANSMITIDOS

UNIDAD DE MEDIDA: PROGRAMA **META:** 44

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.879.104**	0	0	0	0	0	**3.879.104**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.005.371	0	0	0	0	0	1.005.371
401	01	18	00	Remuneraciones al personal contratado	1.005.371	0	0	0	0	0	1.005.371
401	03	00	00	Primas	74.913	0	0	0	0	0	74.913
401	03	40	00	Primas de profesionalización al personal contratado	28.203	0	0	0	0	0	28.203
401	03	41	00	Primas por antigüedad al personal contratado	46.710	0	0	0	0	0	46.710
401	04	00	00	Complementos de sueldos y salarios	236.940	0	0	0	0	0	236.940
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	19.500	0	0	0	0	0	19.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	129.600	0	0	0	0	0	129.600
401	04	98	00	Otros complementos al personal contratado	87.840	0	0	0	0	0	87.840
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	460.361	0	0	0	0	0	460.361
401	05	07	00	Aguinaldos al personal contratado	328.829	0	0	0	0	0	328.829
401	05	08	00	Bono vacacional al personal contratado	131.532	0	0	0	0	0	131.532
401	06	00	00	Aportes patronales y legales	213.081	0	0	0	0	0	213.081
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	118.378	0	0	0	0	0	118.378
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	32.883	0	0	0	0	0	32.883
401	06	95	00	Otros aportes legales por personal contratado	61.820	0	0	0	0	0	61.820
401	07	00	00	Asistencia socio-económica	1.592.882	0	0	0	0	0	1.592.882
401	07	33	00	Asistencia socio-económica al personal contratado	1.592.882	0	0	0	0	0	1.592.882
401	08	00	00	Prestaciones sociales e indemnizaciones	295.556	0	0	0	0	0	295.556
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	295.556	0	0	0	0	0	295.556
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**544.395**	0	0	0	0	0	**544.395**
402	01	00	00	Productos alimenticios y agropecuarios	384.395	0	0	0	0	0	384.395
402	01	02	00	Alimentos para animales	384.395	0	0	0	0	0	384.395

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118510 360060000 PRODUCCIÓN DEL PROGRAMA "ALÓ, PRESIDENTE"

OBJETIVO DEL PROYECTO: PRODUCIR Y TRANSMITIR EL PROGRAMA "ALÓ, PRESIDENTE" Y CREAR MECANISMOS PARA AMPLIAR LA PARTICIPACIÓN PROTAGÓNICA DEL SOBERANO, DE MANERA QUE EL PRIMER MANDATARIO SIGA EN CONTACTO CON EL PUEBLO Y VICEVERSA.

UNIDAD DE MEDIDA: PROGRAMA **META:** 44

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360060001 PROGRAMAS TRANSMITIDOS

UNIDAD DE MEDIDA: PROGRAMA **META:** 44

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	00	00	Textiles y vestuarios	18.000	0	0	0	0	0	18.000
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	0	10.000
402	03	03	00	Calzados	8.000	0	0	0	0	0	8.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	10.000	0	0	0	0	0	10.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	124.000	0	0	0	0	0	124.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	08	00	Materiales para equipos de computación	43.000	0	0	0	0	0	43.000
402	10	99	00	Otros productos y útiles diversos	73.000	0	0	0	0	0	73.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.996.955**	**0**	**0**	**0**	**0**	**0**	**1.996.955**
403	02	00	00	Alquileres de maquinaria y equipos	135.000	0	0	0	0	0	135.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	40.000	0	0	0	0	0	40.000
403	02	99	00	Alquileres de otras maquinaria y equipos	95.000	0	0	0	0	0	95.000
403	04	00	00	Servicios básicos	600.000	0	0	0	0	0	600.000
403	04	05	00	Servicio de comunicaciones	600.000	0	0	0	0	0	600.000
403	06	00	00	Servicios de transporte y almacenaje	1.600	0	0	0	0	0	1.600
403	06	03	00	Estacionamiento	400	0	0	0	0	0	400
403	06	04	00	Peaje	400	0	0	0	0	0	400
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	800	0	0	0	0	0	800
403	07	00	00	Servicios de información, impresión y relaciones públicas	43.500	0	0	0	0	0	43.500
403	07	01	00	Publicidad y propaganda	3.000	0	0	0	0	0	3.000
403	07	02	00	Imprenta y reproducción	3.000	0	0	0	0	0	3.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118510 360060000 PRODUCCIÓN DEL PROGRAMA "ALÓ, PRESIDENTE"

OBJETIVO DEL PROYECTO: PRODUCIR Y TRANSMITIR EL PROGRAMA "ALÓ, PRESIDENTE" Y CREAR MECANISMOS PARA AMPLIAR LA PARTICIPACIÓN PROTAGÓNICA DEL SOBERANO, DE MANERA QUE EL PRIMER MANDATARIO SIGA EN CONTACTO CON EL PUEBLO Y VICEVERSA.

UNIDAD DE MEDIDA: PROGRAMA **META:** 44

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360060001 PROGRAMAS TRANSMITIDOS

UNIDAD DE MEDIDA: PROGRAMA **META:** 44

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	35.000	0	0	0	0	0	35.000
403	07	04	00	Avisos	2.500	0	0	0	0	0	2.500
403	09	00	00	Viáticos y pasajes	480.000	0	0	0	0	0	480.000
403	09	01	00	Viáticos y pasajes dentro del país	480.000	0	0	0	0	0	480.000
403	10	00	00	Servicios profesionales y técnicos	328.695	0	0	0	0	0	328.695
403	10	09	00	Servicios de lavandería y tintorería	2.100	0	0	0	0	0	2.100
403	10	99	00	Otros servicios profesionales y técnicos	326.595	0	0	0	0	0	326.595
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	48.000	0	0	0	0	0	48.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	48.000	0	0	0	0	0	48.000
403	15	00	00	Servicios fiscales	2.500	0	0	0	0	0	2.500
403	15	02	00	Tasas y otros derechos obligatorios	2.500	0	0	0	0	0	2.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	48.596	0	0	0	0	0	48.596
403	16	01	00	Servicios de diversión, esparcimiento y culturales	48.596	0	0	0	0	0	48.596
403	18	00	00	Impuestos indirectos	302.014	0	0	0	0	0	302.014
403	18	01	00	Impuesto al valor agregado	302.014	0	0	0	0	0	302.014
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	7.050	0	0	0	0	0	7.050
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	7.050	0	0	0	0	0	7.050
404	**00**	**00**	**00**	**Activos reales**	**283.376**	**0**	**0**	**0**	**0**	0	**283.376**
404	01	00	00	Repuestos y reparaciones mayores	160.000	0	0	0	0	0	160.000
404	01	01	00	Repuestos mayores	110.000	0	0	0	0	0	110.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	55.000	0	0	0	0	0	55.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	55.000	0	0	0	0	0	55.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	50.000	0	0	0	0	0	50.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118510 360060000 PRODUCCIÓN DEL PROGRAMA "ALÓ, PRESIDENTE"

OBJETIVO DEL PROYECTO: PRODUCIR Y TRANSMITIR EL PROGRAMA "ALÓ, PRESIDENTE" Y CREAR MECANISMOS PARA AMPLIAR LA PARTICIPACIÓN PROTAGÓNICA DEL SOBERANO, DE MANERA QUE EL PRIMER MANDATARIO SIGA EN CONTACTO CON EL PUEBLO Y VICEVERSA.

UNIDAD DE MEDIDA: PROGRAMA **META:** 44

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360060001 PROGRAMAS TRANSMITIDOS

UNIDAD DE MEDIDA: PROGRAMA **META:** 44

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	15.000	0	0	0	0	0	15.000
404	05	01	00	Equipos de telecomunicaciones	15.000	0	0	0	0	0	15.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	28.376	0	0	0	0	0	28.376
404	09	01	00	Mobiliario y equipos de oficina	28.376	0	0	0	0	0	28.376
404	99	00	00	Otros activos reales	80.000	0	0	0	0	0	80.000
404	99	01	00	Otros activos reales	80.000	0	0	0	0	0	80.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**16.000**	**0**	**0**	0	0	0	**16.000**
407	01	00	00	Transferencias y donaciones corrientes internas	16.000	0	0	0	0	0	16.000
407	01	02	00	Donaciones corrientes internas al sector privado	16.000	0	0	0	0	0	16.000
407	01	02	01	Donaciones corrientes a personas	16.000	0	0	0	0	0	16.000
				Totales	**6.719.830**	**0**	**0**	0	0	0	**6.719.830**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118510 360060000 PRODUCCIÓN DEL PROGRAMA "ALÓ, PRESIDENTE"

OBJETIVO DEL PROYECTO: PRODUCIR Y TRANSMITIR EL PROGRAMA "ALÓ, PRESIDENTE" Y CREAR MECANISMOS PARA AMPLIAR LA PARTICIPACIÓN PROTAGÓNICA DEL SOBERANO, DE MANERA QUE EL PRIMER MANDATARIO SIGA EN CONTACTO CON EL PUEBLO Y VICEVERSA.

UNIDAD DE MEDIDA: PROGRAMA **META:** 44

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360060002 TRABAJOS PERIODÍSTICOS

UNIDAD DE MEDIDA: PRODUCTO **META:** 440

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.000**	**0**	**0**	**0**	**0**	**0**	**10.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**37.000**	**0**	**0**	**0**	**0**	**0**	**37.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.000	0	0	0	0	0	20.000
403	07	01	00	Publicidad y propaganda	5.000	0	0	0	0	0	5.000
403	07	02	00	Imprenta y reproducción	5.000	0	0	0	0	0	5.000
403	07	03	00	Relaciones sociales	5.000	0	0	0	0	0	5.000
403	07	04	00	Avisos	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	15.000	0	0	0	0	0	15.000
403	09	01	00	Viáticos y pasajes dentro del país	15.000	0	0	0	0	0	15.000
403	15	00	00	Servicios fiscales	1.000	0	0	0	0	0	1.000
403	15	02	00	Tasas y otros derechos obligatorios	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	1.000	0	0	0	0	0	1.000
403	18	01	00	Impuesto al valor agregado	1.000	0	0	0	0	0	1.000
				Totales	**47.000**	**0**	**0**	**0**	**0**	**0**	**47.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118565 360061000 FORTALECIMIENTO DE LA INDUSTRIA AUDIOVISUAL NACIONAL INDEPENDIENTE

OBJETIVO DEL PROYECTO: PROMOVER LA APLICACIÓN DE LA LEY DE RESPONSABILIDAD SOCIAL EN RADIO, TELEVISIÓN Y MEDIOS ELECTRÓNICOS, COMO MECANISMO PARA LA CONSTRUCCIÓN DE UN NUEVO MODELO COMUNICACIONAL, ENMARCADO EN UNA VISIÓN SOCIALISTA DEL USO DE LOS MEDIOS DE COMUNICACIÓN, COMO ALIADOS EN EL DESARROLLO SOCIAL Y ECONÓMICO DEL PAÍS, IMPULSANDO DE ESTA MANERA EL CRECIMIENTO DEL SECTOR PNI, COMO UNO DE LOS OBJETIVOS FUNDAMENTALES DE LA LEY RESORTE, PARA LA DEMOCRATIZACIÓN DE LOS SERVICIOS DE RADIO Y TELEVISIÓN.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 10

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.063.371**	**0**	**0**	**0**	**0**	**0**	**6.063.371**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.765.026	0	0	0	0	0	1.765.026
401	01	18	00	Remuneraciones al personal contratado	1.765.026	0	0	0	0	0	1.765.026
401	03	00	00	Primas	115.955	0	0	0	0	0	115.955
401	03	40	00	Primas de profesionalización al personal contratado	28.104	0	0	0	0	0	28.104
401	03	41	00	Primas por antigüedad al personal contratado	87.851	0	0	0	0	0	87.851
401	04	00	00	Complementos de sueldos y salarios	238.974	0	0	0	0	0	238.974
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	12.637	0	0	0	0	0	12.637
401	04	26	00	Bono compensatorio de alimentación al personal contratado	205.200	0	0	0	0	0	205.200
401	04	98	00	Otros complementos al personal contratado	21.137	0	0	0	0	0	21.137
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	678.104	0	0	0	0	0	678.104
401	05	07	00	Aguinaldos al personal contratado	484.360	0	0	0	0	0	484.360
401	05	08	00	Bono vacacional al personal contratado	193.744	0	0	0	0	0	193.744
401	06	00	00	Aportes patronales y legales	313.866	0	0	0	0	0	313.866
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	174.370	0	0	0	0	0	174.370
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	48.436	0	0	0	0	0	48.436
401	06	95	00	Otros aportes legales por personal contratado	91.060	0	0	0	0	0	91.060
401	07	00	00	Asistencia socio-económica	2.496.333	0	0	0	0	0	2.496.333
401	07	33	00	Asistencia socio-económica al personal contratado	2.496.333	0	0	0	0	0	2.496.333
401	08	00	00	Prestaciones sociales e indemnizaciones	455.113	0	0	0	0	0	455.113
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	455.113	0	0	0	0	0	455.113
403	**00**	**00**	**00**	**Servicios no personales**	**703.459**	**0**	**0**	**0**	**0**	**0**	**703.459**
403	07	00	00	Servicios de información, impresión y relaciones públicas	45.000	0	0	0	0	0	45.000
403	07	01	00	Publicidad y propaganda	45.000	0	0	0	0	0	45.000
403	09	00	00	Viáticos y pasajes	17.086	0	0	0	0	0	17.086
403	09	01	00	Viáticos y pasajes dentro del pais	17.086	0	0	0	0	0	17.086
403	10	00	00	Servicios profesionales y técnicos	459.943	0	0	0	0	0	459.943

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118565 360061000 FORTALECIMIENTO DE LA INDUSTRIA AUDIOVISUAL NACIONAL INDEPENDIENTE

OBJETIVO DEL PROYECTO: PROMOVER LA APLICACIÓN DE LA LEY DE RESPONSABILIDAD SOCIAL EN RADIO, TELEVISIÓN Y MEDIOS ELECTRÓNICOS, COMO MECANISMO PARA LA CONSTRUCCIÓN DE UN NUEVO MODELO COMUNICACIONAL, ENMARCADO EN UNA VISIÓN SOCIALISTA DEL USO DE LOS MEDIOS DE COMUNICACIÓN, COMO ALIADOS EN EL DESARROLLO SOCIAL Y ECONÓMICO DEL PAÍS, IMPULSANDO DE ESTA MANERA EL CRECIMIENTO DEL SECTOR PNI, COMO UNO DE LOS OBJETIVOS FUNDAMENTALES DE LA LEY RESORTE, PARA LA DEMOCRATIZACIÓN DE LOS SERVICIOS DE RADIO Y TELEVISIÓN.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 10

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	383.000	0	0	0	0	0	383.000
403	10	99	00	Otros servicios profesionales y técnicos	76.943	0	0	0	0	0	76.943
403	15	00	00	Servicios fiscales	1.504	0	0	0	0	0	1.504
403	15	02	00	Tasas y otros derechos obligatorios	1.504	0	0	0	0	0	1.504
403	16	00	00	Servicios de diversión, esparcimiento y culturales	76.943	0	0	0	0	0	76.943
403	16	01	00	Servicios de diversión, esparcimiento y culturales	76.943	0	0	0	0	0	76.943
403	18	00	00	Impuestos indirectos	91.820	0	0	0	0	0	91.820
403	18	01	00	Impuesto al valor agregado	91.820	0	0	0	0	0	91.820
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	11.163	0	0	0	0	0	11.163
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	11.163	0	0	0	0	0	11.163
				Totales	**6.766.830**	**0**	**0**	**0**	**0**	**0**	**6.766.830**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118565 360061000 FORTALECIMIENTO DE LA INDUSTRIA AUDIOVISUAL NACIONAL INDEPENDIENTE

OBJETIVO DEL PROYECTO: PROMOVER LA APLICACIÓN DE LA LEY DE RESPONSABILIDAD SOCIAL EN RADIO, TELEVISIÓN Y MEDIOS ELECTRÓNICOS, COMO MECANISMO PARA LA CONSTRUCCIÓN DE UN NUEVO MODELO COMUNICACIONAL, ENMARCADO EN UNA VISIÓN SOCIALISTA DEL USO DE LOS MEDIOS DE COMUNICACIÓN, COMO ALIADOS EN EL DESARROLLO SOCIAL Y ECONÓMICO DEL PAÍS, IMPULSANDO DE ESTA MANERA EL CRECIMIENTO DEL SECTOR PNI, COMO UNO DE LOS OBJETIVOS FUNDAMENTALES DE LA LEY RESORTE, PARA LA DEMOCRATIZACIÓN DE LOS SERVICIOS DE RADIO Y TELEVISIÓN.

UNIDAD DE MEDIDA: ACTIVIDAD

META: 10

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118565 360061000 FORTALECIMIENTO DE LA INDUSTRIA AUDIOVISUAL NACIONAL INDEPENDIENTE

OBJETIVO DEL PROYECTO: PROMOVER LA APLICACIÓN DE LA LEY DE RESPONSABILIDAD SOCIAL EN RADIO, TELEVISIÓN Y MEDIOS ELECTRÓNICOS, COMO MECANISMO PARA LA CONSTRUCCIÓN DE UN NUEVO MODELO COMUNICACIONAL, ENMARCADO EN UNA VISIÓN SOCIALISTA DEL USO DE LOS MEDIOS DE COMUNICACIÓN, COMO ALIADOS EN EL DESARROLLO SOCIAL Y ECONÓMICO DEL PAÍS, IMPULSANDO DE ESTA MANERA EL CRECIMIENTO DEL SECTOR PNI, COMO UNO DE LOS OBJETIVOS FUNDAMENTALES DE LA LEY RESORTE, PARA LA DEMOCRATIZACIÓN DE LOS SERVICIOS DE RADIO Y TELEVISIÓN.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 10

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360061001 REALIZAR ACTIVIDADES Y EJECUTAR PROGRAMA DE CAPACITACIÓN PARA PNI

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RESPONSABILIDAD SOCIAL Y PRODUCCIÓN NACIONAL INDEPENDIENTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.063.371**	**0**	**0**	**0**	**0**	**0**	**6.063.371**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.765.026	0	0	0	0	0	1.765.026
401	01	18	00	Remuneraciones al personal contratado	1.765.026	0	0	0	0	0	1.765.026
401	03	00	00	Primas	115.955	0	0	0	0	0	115.955
401	03	40	00	Primas de profesionalización al personal contratado	28.104	0	0	0	0	0	28.104
401	03	41	00	Primas por antigüedad al personal contratado	87.851	0	0	0	0	0	87.851
401	04	00	00	Complementos de sueldos y salarios	238.974	0	0	0	0	0	238.974
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	12.637	0	0	0	0	0	12.637
401	04	26	00	Bono compensatorio de alimentación al personal contratado	205.200	0	0	0	0	0	205.200
401	04	98	00	Otros complementos al personal contratado	21.137	0	0	0	0	0	21.137
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	678.104	0	0	0	0	0	678.104
401	05	07	00	Aguinaldos al personal contratado	484.360	0	0	0	0	0	484.360
401	05	08	00	Bono vacacional al personal contratado	193.744	0	0	0	0	0	193.744
401	06	00	00	Aportes patronales y legales	313.866	0	0	0	0	0	313.866
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	174.370	0	0	0	0	0	174.370
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	48.436	0	0	0	0	0	48.436
401	06	95	00	Otros aportes legales por personal contratado	91.060	0	0	0	0	0	91.060
401	07	00	00	Asistencia socio-económica	2.496.333	0	0	0	0	0	2.496.333
401	07	33	00	Asistencia socio-económica al personal contratado	2.496.333	0	0	0	0	0	2.496.333
401	08	00	00	Prestaciones sociales e indemnizaciones	455.113	0	0	0	0	0	455.113
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	455.113	0	0	0	0	0	455.113
403	**00**	**00**	**00**	**Servicios no personales**	**703.459**	**0**	**0**	**0**	**0**	**0**	**703.459**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118565 360061000 FORTALECIMIENTO DE LA INDUSTRIA AUDIOVISUAL NACIONAL INDEPENDIENTE

OBJETIVO DEL PROYECTO: PROMOVER LA APLICACIÓN DE LA LEY DE RESPONSABILIDAD SOCIAL EN RADIO, TELEVISIÓN Y MEDIOS ELECTRÓNICOS, COMO MECANISMO PARA LA CONSTRUCCIÓN DE UN NUEVO MODELO COMUNICACIONAL, ENMARCADO EN UNA VISIÓN SOCIALISTA DEL USO DE LOS MEDIOS DE COMUNICACIÓN, COMO ALIADOS EN EL DESARROLLO SOCIAL Y ECONÓMICO DEL PAÍS, IMPULSANDO DE ESTA MANERA EL CRECIMIENTO DEL SECTOR PNI, COMO UNO DE LOS OBJETIVOS FUNDAMENTALES DE LA LEY RESORTE, PARA LA DEMOCRATIZACIÓN DE LOS SERVICIOS DE RADIO Y TELEVISIÓN.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 10

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360061001 REALIZAR ACTIVIDADES Y EJECUTAR PROGRAMA DE CAPACITACIÓN PARA PNI

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RESPONSABILIDAD SOCIAL Y PRODUCCIÓN NACIONAL INDEPENDIENTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	45.000	0	0	0	0	0	45.000
403	07	01	00	Publicidad y propaganda	45.000	0	0	0	0	0	45.000
403	09	00	00	Viáticos y pasajes	17.086	0	0	0	0	0	17.086
403	09	01	00	Viáticos y pasajes dentro del país	17.086	0	0	0	0	0	17.086
403	10	00	00	Servicios profesionales y técnicos	459.943	0	0	0	0	0	459.943
403	10	07	00	Servicios de capacitación y adiestramiento	383.000	0	0	0	0	0	383.000
403	10	99	00	Otros servicios profesionales y técnicos	76.943	0	0	0	0	0	76.943
403	15	00	00	Servicios fiscales	1.504	0	0	0	0	0	1.504
403	15	02	00	Tasas y otros derechos obligatorios	1.504	0	0	0	0	0	1.504
403	16	00	00	Servicios de diversión, esparcimiento y culturales	76.943	0	0	0	0	0	76.943
403	16	01	00	Servicios de diversión, esparcimiento y culturales	76.943	0	0	0	0	0	76.943
403	18	00	00	Impuestos indirectos	91.820	0	0	0	0	0	91.820
403	18	01	00	Impuesto al valor agregado	91.820	0	0	0	0	0	91.820
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	11.163	0	0	0	0	0	11.163
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	11.163	0	0	0	0	0	11.163
				Totales	**6.766.830**	**0**	**0**	**0**	**0**	**0**	**6.766.830**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118591 360062000 OPTIMIZACIÓN DE LAS TRANSMISIONES ESPECIALES DEL SISTEMA NACIONAL DE MEDIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: OPTIMIZAR Y GARANTIZAR LA CALIDAD DE LAS TRANSMISIONES, ADQUIRIENDO EQUIPAMIENTO ESPECÍFICO Y CAPACITANDO PERSONAL PARA SU EJECUCIÓN.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 515

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**10.782.570**	**0**	**0**	**0**	**0**	**0**	**10.782.570**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.288.712	0	0	0	0	0	3.288.712
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	21.499	0	0	0	0	0	21.499
401	01	18	00	Remuneraciones al personal contratado	3.245.714	0	0	0	0	0	3.245.714
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	21.499	0	0	0	0	0	21.499
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	20.715	0	0	0	0	0	20.715
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	19.500	0	0	0	0	0	19.500
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	1.215	0	0	0	0	0	1.215
401	03	00	00	Primas	109.692	0	0	0	0	0	109.692
401	03	08	00	Primas de profesionalización a empleados	1.217	0	0	0	0	0	1.217
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	54.210	0	0	0	0	0	54.210
401	03	40	00	Primas de profesionalización al personal contratado	53.725	0	0	0	0	0	53.725
401	03	41	00	Primas por antigüedad al personal contratado	540	0	0	0	0	0	540
401	04	00	00	Complementos de sueldos y salarios	432.107	0	0	0	0	0	432.107
401	04	04	00	Complemento a empleados por gastos de transporte	450	0	0	0	0	0	450
401	04	06	00	Complemento a empleados por comisión de servicios	55.669	0	0	0	0	0	55.669
401	04	08	00	Bono compensatorio de alimentación a empleados	6.075	0	0	0	0	0	6.075
401	04	17	00	Complemento a obreros por gastos de transporte	225	0	0	0	0	0	225
401	04	18	00	Bono compensatorio de alimentación a obreros	6.075	0	0	0	0	0	6.075
401	04	26	00	Bono compensatorio de alimentación al personal contratado	336.150	0	0	0	0	0	336.150
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	6.075	0	0	0	0	0	6.075
401	04	96	00	Otros complementos a empleados	8.286	0	0	0	0	0	8.286
401	04	97	00	Otros complementos a obreros	12.142	0	0	0	0	0	12.142
401	04	98	00	Otros complementos al personal contratado	960	0	0	0	0	0	960
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.281.265	0	0	0	0	0	1.281.265
401	05	01	00	Aguinaldos a empleados	13.255	0	0	0	0	0	13.255
401	05	03	00	Bono vacacional a empleados	5.302	0	0	0	0	0	5.302
401	05	04	00	Aguinaldos a obreros	8.492	0	0	0	0	0	8.492

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118591 360062000 OPTIMIZACIÓN DE LAS TRANSMISIONES ESPECIALES DEL SISTEMA NACIONAL DE MEDIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: OPTIMIZAR Y GARANTIZAR LA CALIDAD DE LAS TRANSMISIONES, ADQUIRIENDO EQUIPAMIENTO ESPECÍFICO Y CAPACITANDO PERSONAL PARA SU EJECUCIÓN.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 515

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	06	00	Bono vacacional a obreros	3.397	0	0	0	0	0	3.397
401	05	07	00	Aguinaldos al personal contratado	870.288	0	0	0	0	0	870.288
401	05	08	00	Bono vacacional al personal contratado	348.115	0	0	0	0	0	348.115
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	23.154	0	0	0	0	0	23.154
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	9.262	0	0	0	0	0	9.262
401	06	00	00	Aportes patronales y legales	593.041	0	0	0	0	0	593.041
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.057	0	0	0	0	0	3.057
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	917	0	0	0	0	0	917
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	679	0	0	0	0	0	679
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	849	0	0	0	0	0	849
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	313.304	0	0	0	0	0	313.304
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	87.029	0	0	0	0	0	87.029
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	13.108	0	0	0	0	0	13.108
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	3.932	0	0	0	0	0	3.932
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	3.640	0	0	0	0	0	3.640
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	2.912	0	0	0	0	0	2.912
401	06	95	00	Otros aportes legales por personal contratado	163.614	0	0	0	0	0	163.614
401	07	00	00	Asistencia socio-económica	4.293.829	0	0	0	0	0	4.293.829
401	07	01	00	Capacitación y adiestramiento a empleados	219	0	0	0	0	0	219
401	07	03	00	Ayudas por matrimonio a empleados	114	0	0	0	0	0	114
401	07	04	00	Ayudas por nacimiento de hijos a empleados	114	0	0	0	0	0	114
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	14.580	0	0	0	0	0	14.580
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.543	0	0	0	0	0	9.543
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	37.585	0	0	0	0	0	37.585
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.836	0	0	0	0	0	1.836
401	07	10	00	Dotación de uniformes a empleados	6.834	0	0	0	0	0	6.834
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	242	0	0	0	0	0	242

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118591 360062000 OPTIMIZACIÓN DE LAS TRANSMISIONES ESPECIALES DEL SISTEMA NACIONAL DE MEDIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: OPTIMIZAR Y GARANTIZAR LA CALIDAD DE LAS TRANSMISIONES, ADQUIRIENDO EQUIPAMIENTO ESPECÍFICO Y CAPACITANDO PERSONAL PARA SU EJECUCIÓN.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 515

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.294	0	0	0	0	0	2.294
401	07	17	00	Capacitación y adiestramiento a obreros	219	0	0	0	0	0	219
401	07	19	00	Ayudas por matrimonio de obreros	114	0	0	0	0	0	114
401	07	20	00	Ayudas por nacimiento de hijos de obreros	114	0	0	0	0	0	114
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	14.580	0	0	0	0	0	14.580
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.114	0	0	0	0	0	6.114
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	37.585	0	0	0	0	0	37.585
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	918	0	0	0	0	0	918
401	07	26	00	Dotación de uniformes a obreros	3.417	0	0	0	0	0	3.417
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	121	0	0	0	0	0	121
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.147	0	0	0	0	0	1.147
401	07	33	00	Asistencia socio-económica al personal contratado	4.071.419	0	0	0	0	0	4.071.419
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	219	0	0	0	0	0	219
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	114	0	0	0	0	0	114
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	114	0	0	0	0	0	114
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	14.580	0	0	0	0	0	14.580
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	16.671	0	0	0	0	0	16.671
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	37.585	0	0	0	0	0	37.585
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	5.104	0	0	0	0	0	5.104
401	07	96	00	Otras subvenciones a empleados	5.229	0	0	0	0	0	5.229
401	07	97	00	Otras subvenciones a obreros	5.104	0	0	0	0	0	5.104
401	08	00	00	Prestaciones sociales e indemnizaciones	763.209	0	0	0	0	0	763.209
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	11.416	0	0	0	0	0	11.416
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	7.076	0	0	0	0	0	7.076
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	725.240	0	0	0	0	0	725.240
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	19.477	0	0	0	0	0	19.477
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.406.606**	**0**	**0**	**0**	**0**	**0**	**1.406.606**
402	04	00	00	Productos de cuero y caucho	225.000	0	0	0	0	0	225.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118591 360062000 OPTIMIZACIÓN DE LAS TRANSMISIONES ESPECIALES DEL SISTEMA NACIONAL DE MEDIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: OPTIMIZAR Y GARANTIZAR LA CALIDAD DE LAS TRANSMISIONES, ADQUIRIENDO EQUIPAMIENTO ESPECÍFICO Y CAPACITANDO PERSONAL PARA SU EJECUCIÓN.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 515

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	225.000	0	0	0	0	0	225.000
402	06	00	00	Productos químicos y derivados	350.606	0	0	0	0	0	350.606
402	06	06	00	Combustibles y lubricantes	350.606	0	0	0	0	0	350.606
402	08	00	00	Productos metálicos	781.000	0	0	0	0	0	781.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	156.000	0	0	0	0	0	156.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	325.000	0	0	0	0	0	325.000
402	08	10	00	Repuestos y accesorios para otros equipos	300.000	0	0	0	0	0	300.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	02	00	Materiales y útiles de limpieza y aseo	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**10.431.370**	**0**	**0**	**0**	**0**	**0**	**10.431.370**
403	09	00	00	Viáticos y pasajes	2.664.909	0	0	0	0	0	2.664.909
403	09	01	00	Viáticos y pasajes dentro del país	2.664.909	0	0	0	0	0	2.664.909
403	10	00	00	Servicios profesionales y técnicos	6.047.969	0	0	0	0	0	6.047.969
403	10	07	00	Servicios de capacitación y adiestramiento	3.770.091	0	0	0	0	0	3.770.091
403	10	11	00	Servicios para la elaboración y suministro de comida	2.145.000	0	0	0	0	0	2.145.000
403	10	99	00	Otros servicios profesionales y técnicos	132.878	0	0	0	0	0	132.878
403	16	00	00	Servicios de diversión, esparcimiento y culturales	132.878	0	0	0	0	0	132.878
403	16	01	00	Servicios de diversión, esparcimiento y culturales	132.878	0	0	0	0	0	132.878
403	18	00	00	Impuestos indirectos	1.566.335	0	0	0	0	0	1.566.335
403	18	01	00	Impuesto al valor agregado	1.566.335	0	0	0	0	0	1.566.335
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	19.279	0	0	0	0	0	19.279
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	19.279	0	0	0	0	0	19.279
404	**00**	**00**	**00**	**Activos reales**	**2.513.394**	**0**	**0**	**0**	**0**	**0**	**2.513.394**
404	01	00	00	Repuestos y reparaciones mayores	813.000	0	0	0	0	0	813.000
404	01	01	00	Repuestos mayores	213.000	0	0	0	0	0	213.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	213.000	0	0	0	0	0	213.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	600.000	0	0	0	0	0	600.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	600.000	0	0	0	0	0	600.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118591 360062000 OPTIMIZACIÓN DE LAS TRANSMISIONES ESPECIALES DEL SISTEMA NACIONAL DE MEDIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: OPTIMIZAR Y GARANTIZAR LA CALIDAD DE LAS TRANSMISIONES, ADQUIRIENDO EQUIPAMIENTO ESPECÍFICO Y CAPACITANDO PERSONAL PARA SU EJECUCIÓN.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 515

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	06	00	Maquinaria y equipos de energía	200.000	0	0	0	0	0	200.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.500.394	0	0	0	0	0	1.500.394
404	05	01	00	Equipos de telecomunicaciones	1.500.394	0	0	0	0	0	1.500.394
				Totales	**25.133.940**	0	0	0	0	0	**25.133.940**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118591 360062000 OPTIMIZACIÓN DE LAS TRANSMISIONES ESPECIALES DEL SISTEMA NACIONAL DE MEDIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: OPTIMIZAR Y GARANTIZAR LA CALIDAD DE LAS TRANSMISIONES, ADQUIRIENDO EQUIPAMIENTO ESPECÍFICO Y CAPACITANDO PERSONAL PARA SU EJECUCIÓN.

UNIDAD DE MEDIDA: PRODUCCIÓN

META: 515

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118591 360062000 OPTIMIZACIÓN DE LAS TRANSMISIONES ESPECIALES DEL SISTEMA NACIONAL DE MEDIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: OPTIMIZAR Y GARANTIZAR LA CALIDAD DE LAS TRANSMISIONES, ADQUIRIENDO EQUIPAMIENTO ESPECÍFICO Y CAPACITANDO PERSONAL PARA SU EJECUCIÓN.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 515

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360062001 APOYO AL SISTEMA NACIONAL DE MEDIOS PÚBLICOS, PARA ASÍ OPTIMIZAR Y GARANTIZAR TRANSMISIONES DE ALTA CALIDAD

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 515

RESPONSABLE/EJECUTOR: TRANSMISIONES ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**10.782.570**	**0**	**0**	**0**	**0**	**0**	**10.782.570**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.288.712	0	0	0	0	0	3.288.712
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	21.499	0	0	0	0	0	21.499
401	01	18	00	Remuneraciones al personal contratado	3.245.714	0	0	0	0	0	3.245.714
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	21.499	0	0	0	0	0	21.499
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	20.715	0	0	0	0	0	20.715
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	19.500	0	0	0	0	0	19.500
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	1.215	0	0	0	0	0	1.215
401	03	00	00	Primas	109.692	0	0	0	0	0	109.692
401	03	08	00	Primas de profesionalización a empleados	1.217	0	0	0	0	0	1.217
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	54.210	0	0	0	0	0	54.210
401	03	40	00	Primas de profesionalización al personal contratado	53.725	0	0	0	0	0	53.725
401	03	41	00	Primas por antigüedad al personal contratado	540	0	0	0	0	0	540
401	04	00	00	Complementos de sueldos y salarios	432.107	0	0	0	0	0	432.107
401	04	04	00	Complemento a empleados por gastos de transporte	450	0	0	0	0	0	450
401	04	06	00	Complemento a empleados por comisión de servicios	55.669	0	0	0	0	0	55.669
401	04	08	00	Bono compensatorio de alimentación a empleados	6.075	0	0	0	0	0	6.075
401	04	17	00	Complemento a obreros por gastos de transporte	225	0	0	0	0	0	225
401	04	18	00	Bono compensatorio de alimentación a obreros	6.075	0	0	0	0	0	6.075
401	04	26	00	Bono compensatorio de alimentación al personal contratado	336.150	0	0	0	0	0	336.150
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	6.075	0	0	0	0	0	6.075
401	04	96	00	Otros complementos a empleados	8.286	0	0	0	0	0	8.286
401	04	97	00	Otros complementos a obreros	12.142	0	0	0	0	0	12.142
401	04	98	00	Otros complementos al personal contratado	960	0	0	0	0	0	960

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118591 360062000 OPTIMIZACIÓN DE LAS TRANSMISIONES ESPECIALES DEL SISTEMA NACIONAL DE MEDIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: OPTIMIZAR Y GARANTIZAR LA CALIDAD DE LAS TRANSMISIONES, ADQUIRIENDO EQUIPAMIENTO ESPECÍFICO Y CAPACITANDO PERSONAL PARA SU EJECUCIÓN.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 515

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360062001 APOYO AL SISTEMA NACIONAL DE MEDIOS PÚBLICOS, PARA ASÍ OPTIMIZAR Y GARANTIZAR TRANSMISIONES DE ALTA CALIDAD

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 515

RESPONSABLE/EJECUTOR: TRANSMISIONES ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.281.265	0	0	0	0	0	1.281.265
401	05	01	00	Aguinaldos a empleados	13.255	0	0	0	0	0	13.255
401	05	03	00	Bono vacacional a empleados	5.302	0	0	0	0	0	5.302
401	05	04	00	Aguinaldos a obreros	8.492	0	0	0	0	0	8.492
401	05	06	00	Bono vacacional a obreros	3.397	0	0	0	0	0	3.397
401	05	07	00	Aguinaldos al personal contratado	870.288	0	0	0	0	0	870.288
401	05	08	00	Bono vacacional al personal contratado	348.115	0	0	0	0	0	348.115
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	23.154	0	0	0	0	0	23.154
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	9.262	0	0	0	0	0	9.262
401	06	00	00	Aportes patronales y legales	593.041	0	0	0	0	0	593.041
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.057	0	0	0	0	0	3.057
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	917	0	0	0	0	0	917
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	679	0	0	0	0	0	679
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	849	0	0	0	0	0	849
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	313.304	0	0	0	0	0	313.304
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	87.029	0	0	0	0	0	87.029
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	13.108	0	0	0	0	0	13.108
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	3.932	0	0	0	0	0	3.932
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	3.640	0	0	0	0	0	3.640
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	2.912	0	0	0	0	0	2.912
401	06	95	00	Otros aportes legales por personal contratado	163.614	0	0	0	0	0	163.614
401	07	00	00	Asistencia socio-económica	4.293.829	0	0	0	0	0	4.293.829
401	07	01	00	Capacitación y adiestramiento a empleados	219	0	0	0	0	0	219

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118591 360062000 OPTIMIZACIÓN DE LAS TRANSMISIONES ESPECIALES DEL SISTEMA NACIONAL DE MEDIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: OPTIMIZAR Y GARANTIZAR LA CALIDAD DE LAS TRANSMISIONES, ADQUIRIENDO EQUIPAMIENTO ESPECÍFICO Y CAPACITANDO PERSONAL PARA SU EJECUCIÓN.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 515

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360062001 APOYO AL SISTEMA NACIONAL DE MEDIOS PÚBLICOS, PARA ASÍ OPTIMIZAR Y GARANTIZAR TRANSMISIONES DE ALTA CALIDAD

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 515

RESPONSABLE/EJECUTOR: TRANSMISIONES ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	114	0	0	0	0	0	114
401	07	04	00	Ayudas por nacimiento de hijos a empleados	114	0	0	0	0	0	114
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	14.580	0	0	0	0	0	14.580
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.543	0	0	0	0	0	9.543
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	37.585	0	0	0	0	0	37.585
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.836	0	0	0	0	0	1.836
401	07	10	00	Dotación de uniformes a empleados	6.834	0	0	0	0	0	6.834
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	242	0	0	0	0	0	242
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.294	0	0	0	0	0	2.294
401	07	17	00	Capacitación y adiestramiento a obreros	219	0	0	0	0	0	219
401	07	19	00	Ayudas por matrimonio de obreros	114	0	0	0	0	0	114
401	07	20	00	Ayudas por nacimiento de hijos de obreros	114	0	0	0	0	0	114
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	14.580	0	0	0	0	0	14.580
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.114	0	0	0	0	0	6.114
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	37.585	0	0	0	0	0	37.585
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	918	0	0	0	0	0	918
401	07	26	00	Dotación de uniformes a obreros	3.417	0	0	0	0	0	3.417
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	121	0	0	0	0	0	121
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.147	0	0	0	0	0	1.147
401	07	33	00	Asistencia socio-económica al personal contratado	4.071.419	0	0	0	0	0	4.071.419
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	219	0	0	0	0	0	219
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	114	0	0	0	0	0	114
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	114	0	0	0	0	0	114

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 118591 360062000 OPTIMIZACIÓN DE LAS TRANSMISIONES ESPECIALES DEL SISTEMA NACIONAL DE MEDIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: OPTIMIZAR Y GARANTIZAR LA CALIDAD DE LAS TRANSMISIONES, ADQUIRIENDO EQUIPAMIENTO ESPECÍFICO Y CAPACITANDO PERSONAL PARA SU EJECUCIÓN.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 515

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360062001 APOYO AL SISTEMA NACIONAL DE MEDIOS PÚBLICOS, PARA ASÍ OPTIMIZAR Y GARANTIZAR TRANSMISIONES DE ALTA CALIDAD

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 515

RESPONSABLE/EJECUTOR: TRANSMISIONES ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	14.580	0	0	0	0	0	14.580
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	16.671	0	0	0	0	0	16.671
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	37.585	0	0	0	0	0	37.585
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	5.104	0	0	0	0	0	5.104
401	07	96	00	Otras subvenciones a empleados	5.229	0	0	0	0	0	5.229
401	07	97	00	Otras subvenciones a obreros	5.104	0	0	0	0	0	5.104
401	08	00	00	Prestaciones sociales e indemnizaciones	763.209	0	0	0	0	0	763.209
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	11.416	0	0	0	0	0	11.416
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	7.076	0	0	0	0	0	7.076
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	725.240	0	0	0	0	0	725.240
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	19.477	0	0	0	0	0	19.477
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.406.606**	**0**	**0**	**0**	**0**	0	**1.406.606**
402	04	00	00	Productos de cuero y caucho	225.000	0	0	0	0	0	225.000
402	04	03	00	Cauchos y tripas para vehículos	225.000	0	0	0	0	0	225.000
402	06	00	00	Productos químicos y derivados	350.606	0	0	0	0	0	350.606
402	06	06	00	Combustibles y lubricantes	350.606	0	0	0	0	0	350.606
402	08	00	00	Productos metálicos	781.000	0	0	0	0	0	781.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	156.000	0	0	0	0	0	156.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	325.000	0	0	0	0	0	325.000
402	08	10	00	Repuestos y accesorios para otros equipos	300.000	0	0	0	0	0	300.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	02	00	Materiales y útiles de limpieza y aseo	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.661.279**	**0**	**0**	**0**	**0**	0	**6.661.279**
403	09	00	00	Viáticos y pasajes	2.664.909	0	0	0	0	0	2.664.909

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118591 360062000 OPTIMIZACIÓN DE LAS TRANSMISIONES ESPECIALES DEL SISTEMA NACIONAL DE MEDIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: OPTIMIZAR Y GARANTIZAR LA CALIDAD DE LAS TRANSMISIONES, ADQUIRIENDO EQUIPAMIENTO ESPECÍFICO Y CAPACITANDO PERSONAL PARA SU EJECUCIÓN.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 515

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360062001 APOYO AL SISTEMA NACIONAL DE MEDIOS PÚBLICOS, PARA ASÍ OPTIMIZAR Y GARANTIZAR TRANSMISIONES DE ALTA CALIDAD

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 515

RESPONSABLE/EJECUTOR: TRANSMISIONES ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	2.664.909	0	0	0	0	0	2.664.909
403	10	00	00	Servicios profesionales y técnicos	2.277.878	0	0	0	0	0	2.277.878
403	10	11	00	Servicios para la elaboración y suministro de comida	2.145.000	0	0	0	0	0	2.145.000
403	10	99	00	Otros servicios profesionales y técnicos	132.878	0	0	0	0	0	132.878
403	16	00	00	Servicios de diversión, esparcimiento y culturales	132.878	0	0	0	0	0	132.878
403	16	01	00	Servicios de diversión, esparcimiento y culturales	132.878	0	0	0	0	0	132.878
403	18	00	00	Impuestos indirectos	1.566.335	0	0	0	0	0	1.566.335
403	18	01	00	Impuesto al valor agregado	1.566.335	0	0	0	0	0	1.566.335
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	19.279	0	0	0	0	0	19.279
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	19.279	0	0	0	0	0	19.279
				Totales	**18.850.455**	**0**	**0**	**0**	**0**	0	**18.850.455**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118591 360062000 OPTIMIZACIÓN DE LAS TRANSMISIONES ESPECIALES DEL SISTEMA NACIONAL DE MEDIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: OPTIMIZAR Y GARANTIZAR LA CALIDAD DE LAS TRANSMISIONES, ADQUIRIENDO EQUIPAMIENTO ESPECÍFICO Y CAPACITANDO PERSONAL PARA SU EJECUCIÓN.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 515

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360062002 ADQUIRIR EL EQUIPAMIENTO TÉCNICO NECESARIO, PARA GARANTIZAR LAS TRANSMISIONES

UNIDAD DE MEDIDA: EQUIPO **META:** 19

RESPONSABLE/EJECUTOR: DIRECCIÓN ESPECIAL DE TRANSMISIONES ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**2.513.394**	0	0	0	0	0	**2.513.394**
404	01	00	00	Repuestos y reparaciones mayores	813.000	0	0	0	0	0	813.000
404	01	01	00	Repuestos mayores	213.000	0	0	0	0	0	213.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	213.000	0	0	0	0	0	213.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	600.000	0	0	0	0	0	600.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	600.000	0	0	0	0	0	600.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	200.000	0	0	0	0	0	200.000
404	03	06	00	Maquinaria y equipos de energía	200.000	0	0	0	0	0	200.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.500.394	0	0	0	0	0	1.500.394
404	05	01	00	Equipos de telecomunicaciones	1.500.394	0	0	0	0	0	1.500.394
				Totales	**2.513.394**	**0**	**0**	**0**	**0**	**0**	**2.513.394**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118591 360062000 OPTIMIZACIÓN DE LAS TRANSMISIONES ESPECIALES DEL SISTEMA NACIONAL DE MEDIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: OPTIMIZAR Y GARANTIZAR LA CALIDAD DE LAS TRANSMISIONES, ADQUIRIENDO EQUIPAMIENTO ESPECÍFICO Y CAPACITANDO PERSONAL PARA SU EJECUCIÓN.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 515

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360062003 CAPACITAR LA BRIGADA DE COMUNICACIÓN AUDIOVISUAL PARA CONFORMAR EQUIPOS DE TRABAJO ELITE

UNIDAD DE MEDIDA: ADIESTRAMIENTO **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COMUNICACIONES ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.770.091**	**0**	**0**	**0**	**0**	**0**	**3.770.091**
403	10	00	00	Servicios profesionales y técnicos	3.770.091	0	0	0	0	0	3.770.091
403	10	07	00	Servicios de capacitación y adiestramiento	3.770.091	0	0	0	0	0	3.770.091
				Totales	**3.770.091**	**0**	**0**	**0**	**0**	**0**	**3.770.091**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118581 360063000 PRODUCCIÓN COMUNICACIONAL Y ADECUACIÓN TECNOLÓGICA Y FÍSICA DEL CENTRO DE DOCUMENTACIÓN PARA LA DIGITALIZACIÓN DE LOS ARCHIVOS EMANADOS DE LA GESTIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA PRODUCCIÓN PERIODÍSTICA Y EL ARCHIVO DOCUMENTAL, A LOS FINES DE INFORMAR AL PUEBLO VENEZOLANO DE LOS LINEAMIENTOS Y ALCANCES LOGRADOS POR LA GESTIÓN PRESIDENCIAL, EN EL MARCO DEL PROYECTO NACIONAL SIMÓN BOLÍVAR Y PRESERVARLOS COMO REFERENCIA HISTÓRICA Y NECESARIA, PARA EL PORVENIR DE LA NACIÓN.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**17.939.972**	**0**	**0**	**0**	**0**	**0**	**17.939.972**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.184.924	0	0	0	0	0	4.184.924
401	01	18	00	Remuneraciones al personal contratado	4.184.924	0	0	0	0	0	4.184.924
401	03	00	00	Primas	404.751	0	0	0	0	0	404.751
401	03	40	00	Primas de profesionalización al personal contratado	76.431	0	0	0	0	0	76.431
401	03	41	00	Primas por antigüedad al personal contratado	328.320	0	0	0	0	0	328.320
401	04	00	00	Complementos de sueldos y salarios	1.599.038	0	0	0	0	0	1.599.038
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	30.000	0	0	0	0	0	30.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	567.000	0	0	0	0	0	567.000
401	04	98	00	Otros complementos al personal contratado	1.002.038	0	0	0	0	0	1.002.038
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.176.702	0	0	0	0	0	2.176.702
401	05	07	00	Aguinaldos al personal contratado	1.554.787	0	0	0	0	0	1.554.787
401	05	08	00	Bono vacacional al personal contratado	621.915	0	0	0	0	0	621.915
401	06	00	00	Aportes patronales y legales	1.007.502	0	0	0	0	0	1.007.502
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	559.723	0	0	0	0	0	559.723
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	155.479	0	0	0	0	0	155.479
401	06	95	00	Otros aportes legales por personal contratado	292.300	0	0	0	0	0	292.300
401	07	00	00	Asistencia socio-económica	7.053.305	0	0	0	0	0	7.053.305
401	07	33	00	Asistencia socio-económica al personal contratado	7.053.305	0	0	0	0	0	7.053.305
401	08	00	00	Prestaciones sociales e indemnizaciones	1.513.750	0	0	0	0	0	1.513.750
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.513.750	0	0	0	0	0	1.513.750
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.295.421**	**0**	**0**	**0**	**0**	**0**	**1.295.421**
402	01	00	00	Productos alimenticios y agropecuarios	130.421	0	0	0	0	0	130.421
402	01	01	00	Alimentos y bebidas para personas	130.421	0	0	0	0	0	130.421
402	05	00	00	Productos de papel, cartón e impresos	185.000	0	0	0	0	0	185.000
402	05	03	00	Productos de papel y cartón para oficina	185.000	0	0	0	0	0	185.000
402	06	00	00	Productos químicos y derivados	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118581 360063000 PRODUCCIÓN COMUNICACIONAL Y ADECUACIÓN TECNOLÓGICA Y FÍSICA DEL CENTRO DE DOCUMENTACIÓN PARA LA DIGITALIZACIÓN DE LOS ARCHIVOS EMANADOS DE LA GESTIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA PRODUCCIÓN PERIODÍSTICA Y EL ARCHIVO DOCUMENTAL, A LOS FINES DE INFORMAR AL PUEBLO VENEZOLANO DE LOS LINEAMIENTOS Y ALCANCES LOGRADOS POR LA GESTIÓN PRESIDENCIAL, EN EL MARCO DEL PROYECTO NACIONAL SIMÓN BOLÍVAR Y PRESERVARLOS COMO REFERENCIA HISTÓRICA Y NECESARIA, PARA EL PORVENIR DE LA NACIÓN.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	200.000	0	0	0	0	0	200.000
402	08	00	00	Productos metálicos	50.000	0	0	0	0	0	50.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	730.000	0	0	0	0	0	730.000
402	10	03	00	Utensilios de cocina y comedor	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	700.000	0	0	0	0	0	700.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.096.166**	**0**	**0**	**0**	**0**	**0**	**5.096.166**
403	09	00	00	Viáticos y pasajes	1.506.182	0	0	0	0	0	1.506.182
403	09	01	00	Viáticos y pasajes dentro del país	800.000	0	0	0	0	0	800.000
403	09	02	00	Viáticos y pasajes fuera del país	706.182	0	0	0	0	0	706.182
403	10	00	00	Servicios profesionales y técnicos	1.471.302	0	0	0	0	0	1.471.302
403	10	11	00	Servicios para la elaboración y suministro de comida	557.145	0	0	0	0	0	557.145
403	10	99	00	Otros servicios profesionales y técnicos	914.157	0	0	0	0	0	914.157
403	12	00	00	Conservación y reparaciones menores de obras	989.880	0	0	0	0	0	989.880
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	989.880	0	0	0	0	0	989.880
403	16	00	00	Servicios de diversión, esparcimiento y culturales	212.605	0	0	0	0	0	212.605
403	16	01	00	Servicios de diversión, esparcimiento y culturales	212.605	0	0	0	0	0	212.605
403	18	00	00	Impuestos indirectos	885.351	0	0	0	0	0	885.351
403	18	01	00	Impuesto al valor agregado	885.351	0	0	0	0	0	885.351
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	30.846	0	0	0	0	0	30.846
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	30.846	0	0	0	0	0	30.846
404	**00**	**00**	**00**	**Activos reales**	**453.397**	**0**	**0**	**0**	**0**	**0**	**453.397**
404	05	00	00	Equipos de comunicaciones y de señalamiento	253.000	0	0	0	0	0	253.000
404	05	01	00	Equipos de telecomunicaciones	253.000	0	0	0	0	0	253.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200.397	0	0	0	0	0	200.397
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	100.397	0	0	0	0	0	100.397

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118581 360063000 PRODUCCIÓN COMUNICACIONAL Y ADECUACIÓN TECNOLÓGICA Y FÍSICA DEL CENTRO DE DOCUMENTACIÓN PARA LA DIGITALIZACIÓN DE LOS ARCHIVOS EMANADOS DE LA GESTIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA PRODUCCIÓN PERIODÍSTICA Y EL ARCHIVO DOCUMENTAL, A LOS FINES DE INFORMAR AL PUEBLO VENEZOLANO DE LOS LINEAMIENTOS Y ALCANCES LOGRADOS POR LA GESTIÓN PRESIDENCIAL, EN EL MARCO DEL PROYECTO NACIONAL SIMÓN BOLÍVAR Y PRESERVARLOS COMO REFERENCIA HISTÓRICA Y NECESARIA, PARA EL PORVENIR DE LA NACIÓN.

UNIDAD DE MEDIDA: PRODUCCIÓN

META: 1.000

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**194.314**	**0**	**0**	**0**	**0**	**0**	**194.314**
407	01	00	00	Transferencias y donaciones corrientes internas	194.314	0	0	0	0	0	194.314
407	01	02	00	Donaciones corrientes internas al sector privado	194.314	0	0	0	0	0	194.314
407	01	02	01	Donaciones corrientes a personas	194.314	0	0	0	0	0	194.314
				Totales	**24.979.270**	**0**	**0**	**0**	**0**	**0**	**24.979.270**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118581 360063000 PRODUCCIÓN COMUNICACIONAL Y ADECUACIÓN TECNOLÓGICA Y FÍSICA DEL CENTRO DE DOCUMENTACIÓN PARA LA DIGITALIZACIÓN DE LOS ARCHIVOS EMANADOS DE LA GESTIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA PRODUCCIÓN PERIODÍSTICA Y EL ARCHIVO DOCUMENTAL, A LOS FINES DE INFORMAR AL PUEBLO VENEZOLANO DE LOS LINEAMIENTOS Y ALCANCES LOGRADOS POR LA GESTIÓN PRESIDENCIAL, EN EL MARCO DEL PROYECTO NACIONAL SIMÓN BOLÍVAR Y PRESERVARLOS COMO REFERENCIA HISTÓRICA Y NECESARIA, PARA EL PORVENIR DE LA NACIÓN.

UNIDAD DE MEDIDA: PRODUCCIÓN

META: 1.000

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118581 360063000 PRODUCCIÓN COMUNICACIONAL Y ADECUACIÓN TECNOLÓGICA Y FÍSICA DEL CENTRO DE DOCUMENTACIÓN PARA LA DIGITALIZACIÓN DE LOS ARCHIVOS EMANADOS DE LA GESTIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA PRODUCCIÓN PERIODÍSTICA Y EL ARCHIVO DOCUMENTAL, A LOS FINES DE INFORMAR AL PUEBLO VENEZOLANO DE LOS LINEAMIENTOS Y ALCANCES LOGRADOS POR LA GESTIÓN PRESIDENCIAL, EN EL MARCO DEL PROYECTO NACIONAL SIMÓN BOLÍVAR Y PRESERVARLOS COMO REFERENCIA HISTÓRICA Y NECESARIA, PARA EL PORVENIR DE LA NACIÓN.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360063001 PRODUCCIONES PERIODÍSTICAS

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COMUNICACIONES PRESIDENCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**17.939.972**	**0**	**0**	**0**	**0**	**0**	**17.939.972**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.184.924	0	0	0	0	0	4.184.924
401	01	18	00	Remuneraciones al personal contratado	4.184.924	0	0	0	0	0	4.184.924
401	03	00	00	Primas	404.751	0	0	0	0	0	404.751
401	03	40	00	Primas de profesionalización al personal contratado	76.431	0	0	0	0	0	76.431
401	03	41	00	Primas por antigüedad al personal contratado	328.320	0	0	0	0	0	328.320
401	04	00	00	Complementos de sueldos y salarios	1.599.038	0	0	0	0	0	1.599.038
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	30.000	0	0	0	0	0	30.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	567.000	0	0	0	0	0	567.000
401	04	98	00	Otros complementos al personal contratado	1.002.038	0	0	0	0	0	1.002.038
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.176.702	0	0	0	0	0	2.176.702
401	05	07	00	Aguinaldos al personal contratado	1.554.787	0	0	0	0	0	1.554.787
401	05	08	00	Bono vacacional al personal contratado	621.915	0	0	0	0	0	621.915
401	06	00	00	Aportes patronales y legales	1.007.502	0	0	0	0	0	1.007.502
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	559.723	0	0	0	0	0	559.723
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	155.479	0	0	0	0	0	155.479
401	06	95	00	Otros aportes legales por personal contratado	292.300	0	0	0	0	0	292.300
401	07	00	00	Asistencia socio-económica	7.053.305	0	0	0	0	0	7.053.305
401	07	33	00	Asistencia socio-económica al personal contratado	7.053.305	0	0	0	0	0	7.053.305
401	08	00	00	Prestaciones sociales e indemnizaciones	1.513.750	0	0	0	0	0	1.513.750
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.513.750	0	0	0	0	0	1.513.750
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**300**	**0**	**0**	**0**	**0**	**0**	**300**
402	08	00	00	Productos metálicos	300	0	0	0	0	0	300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118581 360063000 PRODUCCIÓN COMUNICACIONAL Y ADECUACIÓN TECNOLÓGICA Y FÍSICA DEL CENTRO DE DOCUMENTACIÓN PARA LA DIGITALIZACIÓN DE LOS ARCHIVOS EMANADOS DE LA GESTIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA PRODUCCIÓN PERIODÍSTICA Y EL ARCHIVO DOCUMENTAL, A LOS FINES DE INFORMAR AL PUEBLO VENEZOLANO DE LOS LINEAMIENTOS Y ALCANCES LOGRADOS POR LA GESTIÓN PRESIDENCIAL, EN EL MARCO DEL PROYECTO NACIONAL SIMÓN BOLÍVAR Y PRESERVARLOS COMO REFERENCIA HISTÓRICA Y NECESARIA, PARA EL PORVENIR DE LA NACIÓN.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360063001 PRODUCCIONES PERIODÍSTICAS

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COMUNICACIONES PRESIDENCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	300	0	0	0	0	0	300
403	**00**	**00**	**00**	**Servicios no personales**	**3.404.733**	**0**	**0**	**0**	**0**	**0**	**3.404.733**
403	09	00	00	Viáticos y pasajes	1.506.182	0	0	0	0	0	1.506.182
403	09	01	00	Viáticos y pasajes dentro del país	800.000	0	0	0	0	0	800.000
403	09	02	00	Viáticos y pasajes fuera del país	706.182	0	0	0	0	0	706.182
403	10	00	00	Servicios profesionales y técnicos	769.749	0	0	0	0	0	769.749
403	10	11	00	Servicios para la elaboración y suministro de comida	557.145	0	0	0	0	0	557.145
403	10	99	00	Otros servicios profesionales y técnicos	212.604	0	0	0	0	0	212.604
403	16	00	00	Servicios de diversión, esparcimiento y culturales	212.605	0	0	0	0	0	212.605
403	16	01	00	Servicios de diversión, esparcimiento y culturales	212.605	0	0	0	0	0	212.605
403	18	00	00	Impuestos indirectos	885.351	0	0	0	0	0	885.351
403	18	01	00	Impuesto al valor agregado	885.351	0	0	0	0	0	885.351
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	30.846	0	0	0	0	0	30.846
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	30.846	0	0	0	0	0	30.846
407	**00**	**00**	**00**	**Transferencias y donaciones**	**194.314**	**0**	**0**	**0**	**0**	**0**	**194.314**
407	01	00	00	Transferencias y donaciones corrientes internas	194.314	0	0	0	0	0	194.314
407	01	02	00	Donaciones corrientes internas al sector privado	194.314	0	0	0	0	0	194.314
407	01	02	01	Donaciones corrientes a personas	194.314	0	0	0	0	0	194.314
				Totales	**21.539.319**	**0**	**0**	**0**	**0**	**0**	**21.539.319**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118581 360063000 PRODUCCIÓN COMUNICACIONAL Y ADECUACIÓN TECNOLÓGICA Y FÍSICA DEL CENTRO DE DOCUMENTACIÓN PARA LA DIGITALIZACIÓN DE LOS ARCHIVOS EMANADOS DE LA GESTIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA PRODUCCIÓN PERIODÍSTICA Y EL ARCHIVO DOCUMENTAL, A LOS FINES DE INFORMAR AL PUEBLO VENEZOLANO DE LOS LINEAMIENTOS Y ALCANCES LOGRADOS POR LA GESTIÓN PRESIDENCIAL, EN EL MARCO DEL PROYECTO NACIONAL SIMÓN BOLÍVAR Y PRESERVARLOS COMO REFERENCIA HISTÓRICA Y NECESARIA, PARA EL PORVENIR DE LA NACIÓN.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360063002 REFORMA FÍSICA Y TECNOLÓGICA DEL CENTRO DE DOCUMENTACIÓN

UNIDAD DE MEDIDA: CENTRO **META:** 1

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**989.880**	**0**	**0**	**0**	**0**	**0**	**989.880**
403	12	00	00	Conservación y reparaciones menores de obras	989.880	0	0	0	0	0	989.880
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	989.880	0	0	0	0	0	989.880
404	**00**	**00**	**00**	**Activos reales**	**453.397**	**0**	**0**	**0**	**0**	**0**	**453.397**
404	05	00	00	Equipos de comunicaciones y de señalamiento	253.000	0	0	0	0	0	253.000
404	05	01	00	Equipos de telecomunicaciones	253.000	0	0	0	0	0	253.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200.397	0	0	0	0	0	200.397
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	100.397	0	0	0	0	0	100.397
				Totales	**1.443.277**	**0**	**0**	**0**	**0**	**0**	**1.443.277**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 118581 360063000 PRODUCCIÓN COMUNICACIONAL Y ADECUACIÓN TECNOLÓGICA Y FÍSICA DEL CENTRO DE DOCUMENTACIÓN PARA LA DIGITALIZACIÓN DE LOS ARCHIVOS EMANADOS DE LA GESTIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA PRODUCCIÓN PERIODÍSTICA Y EL ARCHIVO DOCUMENTAL, A LOS FINES DE INFORMAR AL PUEBLO VENEZOLANO DE LOS LINEAMIENTOS Y ALCANCES LOGRADOS POR LA GESTIÓN PRESIDENCIAL, EN EL MARCO DEL PROYECTO NACIONAL SIMÓN BOLÍVAR Y PRESERVARLOS COMO REFERENCIA HISTÓRICA Y NECESARIA, PARA EL PORVENIR DE LA NACIÓN.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 360063003 DIGITALIZACIÓN DE DOCUMENTOS COMUNICACIONALES

UNIDAD DE MEDIDA: DOCUMENTO DIGITALIZADO **META:** 4.000

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.295.121**	**0**	**0**	**0**	**0**	0	**1.295.121**
402	01	00	00	Productos alimenticios y agropecuarios	130.421	0	0	0	0	0	130.421
402	01	01	00	Alimentos y bebidas para personas	130.421	0	0	0	0	0	130.421
402	05	00	00	Productos de papel, cartón e impresos	185.000	0	0	0	0	0	185.000
402	05	03	00	Productos de papel y cartón para oficina	185.000	0	0	0	0	0	185.000
402	06	00	00	Productos químicos y derivados	200.000	0	0	0	0	0	200.000
402	06	03	00	Tintas, pinturas y colorantes	200.000	0	0	0	0	0	200.000
402	08	00	00	Productos metálicos	49.700	0	0	0	0	0	49.700
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	49.700	0	0	0	0	0	49.700
402	10	00	00	Productos varios y útiles diversos	730.000	0	0	0	0	0	730.000
402	10	03	00	Utensilios de cocina y comedor	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	700.000	0	0	0	0	0	700.000
403	**00**	**00**	**00**	**Servicios no personales**	**701.553**	0	**0**	**0**	**0**	0	**701.553**
403	10	00	00	Servicios profesionales y técnicos	701.553	0	0	0	0	0	701.553
403	10	99	00	Otros servicios profesionales y técnicos	701.553	0	0	0	0	0	701.553
				Totales	**1.996.674**	**0**	**0**	**0**	**0**	0	**1.996.674**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 310.710.086

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**310.710.086**	**0**	**0**	**0**	**0**	**0**	**310.710.086**
407	01	00	00	Transferencias y donaciones corrientes internas	310.710.086	0	0	0	0	0	310.710.086
407	01	03	00	Transferencias corrientes internas al sector público	310.710.086	0	0	0	0	0	310.710.086
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	48.754.315	0	0	0	0	0	48.754.315
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	261.955.771	0	0	0	0	0	261.955.771
				Totales	**310.710.086**	**0**	**0**	**0**	**0**	**0**	**310.710.086**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 310.710.086

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**310.710.086**	**0**	**0**	**0**	**0**	**0**	**310.710.086**
407	01	00	00	Transferencias y donaciones corrientes internas	310.710.086	0	0	0	0	0	310.710.086
407	01	03	00	Transferencias corrientes internas al sector público	310.710.086	0	0	0	0	0	310.710.086
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	48.754.315	0	0	0	0	0	48.754.315
				- A0079 Servicio Autónomo Imprenta Nacional y Gaceta Oficial	10.290.000	0	0	0	0	0	10.290.000
				- A0468 Fundación Televisora Venezolana Social (TEVES)	13.508.606	0	0	0	0	0	13.508.606
				- A0474 Fundación Premio Nacional de Periodismo	674.500	0	0	0	0	0	674.500
				- A0490 Fundación Ávila TV	11.368.791	0	0	0	0	0	11.368.791
				- A1601 Fundación El Correo del Orinoco	12.912.418	0	0	0	0	0	12.912.418
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	261.955.771	0	0	0	0	0	261.955.771
				- A0608 C.A. Venezolana de Televisión (VTV)	90.282.317	0	0	0	0	0	90.282.317
				- A1207 Corporación Venezolana de Telecomunicaciones, S.A. (COVETEL)	40.147.667	0	0	0	0	0	40.147.667
				- A1214 La Nueva Television del Sur, C.A. (T.V. SUR)	59.567.919	0	0	0	0	0	59.567.919
				- A1528 Radio Mundial, C.A.	4.135.699	0	0	0	0	0	4.135.699
				- A1529 Radio Zulia, C.A.	1.336.433	0	0	0	0	0	1.336.433
				- A1530 Radio Margarita, C.A.	1.208.810	0	0	0	0	0	1.208.810
				- A1531 Radiodifusora Los Andes, C.A.	760.698	0	0	0	0	0	760.698
				- A1539 Radio Nacional de Venezuela, C.A.	32.700.000	0	0	0	0	0	32.700.000
				- A1540 Agencia Venezolana de Noticias, C.A.	26.172.534	0	0	0	0	0	26.172.534
				- A1546 La Radio del Sur, C.A.	5.643.694	0	0	0	0	0	5.643.694
				Totales	**310.710.086**	**0**	**0**	**0**	**0**	**0**	**310.710.086**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 310.710.086

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 369999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL SERVICIO AUTÓNOMO IMPRENTA NACIONAL Y GACETA OFICIAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.290.000

RESPONSABLE/EJECUTOR: GESTION ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.290.000**	**0**	**0**	**0**	**0**	**0**	**10.290.000**
407	01	00	00	Transferencias y donaciones corrientes internas	10.290.000	0	0	0	0	0	10.290.000
407	01	03	00	Transferencias corrientes internas al sector público	10.290.000	0	0	0	0	0	10.290.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	10.290.000	0	0	0	0	0	10.290.000
				Totales	**10.290.000**	**0**	**0**	**0**	**0**	**0**	**10.290.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN
PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR
META: 310.710.086

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA
PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 369999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN TELEVISORA VENEZOLANA SOCIAL (TEVES)

UNIDAD DE MEDIDA: BOLÍVAR
META: 13.508.606

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.508.606**	**0**	**0**	**0**	**0**	**0**	**13.508.606**
407	01	00	00	Transferencias y donaciones corrientes internas	13.508.606	0	0	0	0	0	13.508.606
407	01	03	00	Transferencias corrientes internas al sector público	13.508.606	0	0	0	0	0	13.508.606
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	13.508.606	0	0	0	0	0	13.508.606
				Totales	**13.508.606**	**0**	**0**	**0**	**0**	**0**	**13.508.606**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 310.710.086

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 369999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN PREMIO NACIONAL DE PERIODISMO

UNIDAD DE MEDIDA: BOLÍVAR

META: 674.500

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**674.500**	**0**	**0**	**0**	**0**	**0**	**674.500**
407	01	00	00	Transferencias y donaciones corrientes internas	674.500	0	0	0	0	0	674.500
407	01	03	00	Transferencias corrientes internas al sector público	674.500	0	0	0	0	0	674.500
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	674.500	0	0	0	0	0	674.500
				Totales	**674.500**	**0**	**0**	**0**	**0**	**0**	**674.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 310.710.086

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 369999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN ÁVILA TV

UNIDAD DE MEDIDA: BOLÍVAR

META: 11.368.791

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**11.368.791**	**0**	**0**	**0**	**0**	**0**	**11.368.791**
407	01	00	00	Transferencias y donaciones corrientes internas	11.368.791	0	0	0	0	0	11.368.791
407	01	03	00	Transferencias corrientes internas al sector público	11.368.791	0	0	0	0	0	11.368.791
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	11.368.791	0	0	0	0	0	11.368.791
				Totales	**11.368.791**	**0**	**0**	**0**	**0**	**0**	**11.368.791**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 310.710.086

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 369999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA C.A. VENEZOLANA DE TELEVISIÓN (VTV)

UNIDAD DE MEDIDA: BOLÍVAR

META: 90.282.317

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**90.282.317**	**0**	**0**	**0**	**0**	**0**	**90.282.317**
407	01	00	00	Transferencias y donaciones corrientes internas	90.282.317	0	0	0	0	0	90.282.317
407	01	03	00	Transferencias corrientes internas al sector público	90.282.317	0	0	0	0	0	90.282.317
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	90.282.317	0	0	0	0	0	90.282.317
				Totales	**90.282.317**	**0**	**0**	**0**	**0**	**0**	**90.282.317**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 310.710.086

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 369999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA CORPORACIÓN VENEZOLANA DE TELECOMUNICACIONES, S.A. (COVETEL)

UNIDAD DE MEDIDA: BOLÍVAR

META: 40.147.667

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**40.147.667**	**0**	**0**	**0**	**0**	**0**	**40.147.667**
407	01	00	00	Transferencias y donaciones corrientes internas	40.147.667	0	0	0	0	0	40.147.667
407	01	03	00	Transferencias corrientes internas al sector público	40.147.667	0	0	0	0	0	40.147.667
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	40.147.667	0	0	0	0	0	40.147.667
				Totales	**40.147.667**	**0**	**0**	**0**	**0**	**0**	**40.147.667**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 310.710.086

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 369999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA NUEVA TELEVISIÓN DEL SUR, C.A. (T.V. SUR)

UNIDAD DE MEDIDA: BOLÍVAR

META: 59.567.919

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**59.567.919**	**0**	**0**	**0**	**0**	**0**	**59.567.919**
407	01	00	00	Transferencias y donaciones corrientes internas	59.567.919	0	0	0	0	0	59.567.919
407	01	03	00	Transferencias corrientes internas al sector público	59.567.919	0	0	0	0	0	59.567.919
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	59.567.919	0	0	0	0	0	59.567.919
				Totales	**59.567.919**	**0**	**0**	**0**	**0**	**0**	**59.567.919**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 310.710.086

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 369999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE RADIO MUNDIAL, C.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.135.699

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.135.699**	**0**	**0**	**0**	**0**	**0**	**4.135.699**
407	01	00	00	Transferencias y donaciones corrientes internas	4.135.699	0	0	0	0	0	4.135.699
407	01	03	00	Transferencias corrientes internas al sector público	4.135.699	0	0	0	0	0	4.135.699
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	4.135.699	0	0	0	0	0	4.135.699
				Totales	**4.135.699**	**0**	**0**	**0**	**0**	**0**	**4.135.699**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 310.710.086

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 369999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE RADIO ZULIA, C.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.336.433

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.336.433**	**0**	**0**	**0**	**0**	**0**	**1.336.433**
407	01	00	00	Transferencias y donaciones corrientes internas	1.336.433	0	0	0	0	0	1.336.433
407	01	03	00	Transferencias corrientes internas al sector público	1.336.433	0	0	0	0	0	1.336.433
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.336.433	0	0	0	0	0	1.336.433
				Totales	**1.336.433**	**0**	**0**	**0**	**0**	**0**	**1.336.433**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 310.710.086

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 369999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE RADIO MARGARITA, C.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.208.810

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.208.810**	**0**	**0**	**0**	**0**	**0**	**1.208.810**
407	01	00	00	Transferencias y donaciones corrientes internas	1.208.810	0	0	0	0	0	1.208.810
407	01	03	00	Transferencias corrientes internas al sector público	1.208.810	0	0	0	0	0	1.208.810
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.208.810	0	0	0	0	0	1.208.810
				Totales	**1.208.810**	**0**	**0**	**0**	**0**	**0**	**1.208.810**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 310.710.086

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 369999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE RADIODIFUSORA LOS ANDES, C.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 760.698

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**760.698**	**0**	**0**	**0**	**0**	**0**	**760.698**
407	01	00	00	Transferencias y donaciones corrientes internas	760.698	0	0	0	0	0	760.698
407	01	03	00	Transferencias corrientes internas al sector público	760.698	0	0	0	0	0	760.698
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	760.698	0	0	0	0	0	760.698
				Totales	**760.698**	**0**	**0**	**0**	**0**	**0**	**760.698**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 310.710.086

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 369999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE RADIO NACIONAL DE VENEZUELA, C.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 32.700.000

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**32.700.000**	**0**	**0**	**0**	**0**	**0**	**32.700.000**
407	01	00	00	Transferencias y donaciones corrientes internas	32.700.000	0	0	0	0	0	32.700.000
407	01	03	00	Transferencias corrientes internas al sector público	32.700.000	0	0	0	0	0	32.700.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	32.700.000	0	0	0	0	0	32.700.000
				Totales	**32.700.000**	**0**	**0**	**0**	**0**	**0**	**32.700.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 310.710.086

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 369999014 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA AGENCIA VENEZOLANA DE NOTICIAS, C.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 26.172.534

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**26.172.534**	**0**	**0**	**0**	**0**	**0**	**26.172.534**
407	01	00	00	Transferencias y donaciones corrientes internas	26.172.534	0	0	0	0	0	26.172.534
407	01	03	00	Transferencias corrientes internas al sector público	26.172.534	0	0	0	0	0	26.172.534
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	26.172.534	0	0	0	0	0	26.172.534
				Totales	**26.172.534**	**0**	**0**	**0**	**0**	**0**	**26.172.534**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 310.710.086

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 369999015 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA RADIO DEL SUR, C.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 5.643.694

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.643.694**	**0**	**0**	**0**	**0**	**0**	**5.643.694**
407	01	00	00	Transferencias y donaciones corrientes internas	5.643.694	0	0	0	0	0	5.643.694
407	01	03	00	Transferencias corrientes internas al sector público	5.643.694	0	0	0	0	0	5.643.694
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	5.643.694	0	0	0	0	0	5.643.694
				Totales	**5.643.694**	**0**	**0**	**0**	**0**	**0**	**5.643.694**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 310.710.086

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 369999016 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN EL CORREO DEL ORINOCO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.912.418

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.912.418**	**0**	**0**	**0**	**0**	**0**	**12.912.418**
407	01	00	00	Transferencias y donaciones corrientes internas	12.912.418	0	0	0	0	0	12.912.418
407	01	03	00	Transferencias corrientes internas al sector público	12.912.418	0	0	0	0	0	12.912.418
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	12.912.418	0	0	0	0	0	12.912.418
				Totales	**12.912.418**	**0**	**0**	**0**	**0**	**0**	**12.912.418**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**164.099.242**	0	0	0	0	0	**164.099.242**
401	01	00	00	Sueldos, salarios y otras retribuciones	35.311.427	0	0	0	0	0	35.311.427
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	426.426	0	0	0	0	0	426.426
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.539.428	0	0	0	0	0	4.539.428
401	01	18	00	Remuneraciones al personal contratado	25.164.753	0	0	0	0	0	25.164.753
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.256.164	0	0	0	0	0	3.256.164
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.924.656	0	0	0	0	0	1.924.656
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.221.441	0	0	0	0	0	5.221.441
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	153.939	0	0	0	0	0	153.939
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.780.762	0	0	0	0	0	4.780.762
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	286.740	0	0	0	0	0	286.740
401	03	00	00	Primas	6.950.887	0	0	0	0	0	6.950.887
401	03	08	00	Primas de profesionalización a empleados	146.322	0	0	0	0	0	146.322
401	03	09	00	Primas por antigüedad a empleados	178.605	0	0	0	0	0	178.605
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.379.034	0	0	0	0	0	4.379.034
401	03	16	00	Primas por mérito a obreros	297	0	0	0	0	0	297
401	03	21	00	Primas por antigüedad a obreros	805.343	0	0	0	0	0	805.343
401	03	22	00	Primas de profesionalización a obreros	16.542	0	0	0	0	0	16.542
401	03	40	00	Primas de profesionalización al personal contratado	536.354	0	0	0	0	0	536.354
401	03	41	00	Primas por antigüedad al personal contratado	776.790	0	0	0	0	0	776.790
401	03	97	00	Otras primas a empleados	18.900	0	0	0	0	0	18.900
401	03	98	00	Otras primas a obreros	92.700	0	0	0	0	0	92.700
401	04	00	00	Complementos de sueldos y salarios	13.727.020	0	0	0	0	0	13.727.020
401	04	02	00	Complemento a empleados por trabajo nocturno	3.403	0	0	0	0	0	3.403
401	04	04	00	Complemento a empleados por gastos de transporte	35.775	0	0	0	0	0	35.775
401	04	05	00	Complemento a empleados por gastos de representación	705	0	0	0	0	0	705
401	04	06	00	Complemento a empleados por comisión de servicios	1.562.263	0	0	0	0	0	1.562.263
401	04	08	00	Bono compensatorio de alimentación a empleados	346.275	0	0	0	0	0	346.275
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	722.709	0	0	0	0	0	722.709
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	273.810	0	0	0	0	0	273.810
401	04	17	00	Complemento a obreros por gastos de transporte	55.125	0	0	0	0	0	55.125
401	04	18	00	Bono compensatorio de alimentación a obreros	1.488.375	0	0	0	0	0	1.488.375

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	499.652	0	0	0	0	0	499.652
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.098.250	0	0	0	0	0	3.098.250
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	619.650	0	0	0	0	0	619.650
401	04	96	00	Otros complementos a empleados	1.961.667	0	0	0	0	0	1.961.667
401	04	97	00	Otros complementos a obreros	2.574.100	0	0	0	0	0	2.574.100
401	04	98	00	Otros complementos al personal contratado	485.261	0	0	0	0	0	485.261
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	16.978.069	0	0	0	0	0	16.978.069
401	05	01	00	Aguinaldos a empleados	728.045	0	0	0	0	0	728.045
401	05	03	00	Bono vacacional a empleados	291.218	0	0	0	0	0	291.218
401	05	04	00	Aguinaldos a obreros	2.489.081	0	0	0	0	0	2.489.081
401	05	06	00	Bono vacacional a obreros	995.632	0	0	0	0	0	995.632
401	05	07	00	Aguinaldos al personal contratado	6.610.231	0	0	0	0	0	6.610.231
401	05	08	00	Bono vacacional al personal contratado	2.644.092	0	0	0	0	0	2.644.092
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.299.836	0	0	0	0	0	2.299.836
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	919.934	0	0	0	0	0	919.934
401	06	00	00	Aportes patronales y legales	7.857.807	0	0	0	0	0	7.857.807
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	99.230	0	0	0	0	0	99.230
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	29.769	0	0	0	0	0	29.769
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	22.051	0	0	0	0	0	22.051
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	27.564	0	0	0	0	0	27.564
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	896.069	0	0	0	0	0	896.069
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	268.821	0	0	0	0	0	268.821
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	199.126	0	0	0	0	0	199.126
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	248.908	0	0	0	0	0	248.908
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.379.683	0	0	0	0	0	2.379.683
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	661.023	0	0	0	0	0	661.023
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	990.193	0	0	0	0	0	990.193
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	297.242	0	0	0	0	0	297.242
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	275.225	0	0	0	0	0	275.225
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	220.180	0	0	0	0	0	220.180
401	06	95	00	Otros aportes legales por personal contratado	1.242.723	0	0	0	0	0	1.242.723

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	66.888.909	0	0	0	0	0	66.888.909
401	07	01	00	Capacitación y adiestramiento a empleados	12.465	0	0	0	0	0	12.465
401	07	02	00	Becas a empleados	11.340	0	0	0	0	0	11.340
401	07	03	00	Ayudas por matrimonio a empleados	6.493	0	0	0	0	0	6.493
401	07	04	00	Ayudas por nacimiento de hijos a empleados	6.492	0	0	0	0	0	6.492
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	831.060	0	0	0	0	0	831.060
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	524.192	0	0	0	0	0	524.192
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.142.369	0	0	0	0	0	2.142.369
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	145.962	0	0	0	0	0	145.962
401	07	10	00	Dotación de uniformes a empleados	543.280	0	0	0	0	0	543.280
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	19.269	0	0	0	0	0	19.269
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	182.451	0	0	0	0	0	182.451
401	07	17	00	Capacitación y adiestramiento a obreros	53.576	0	0	0	0	0	53.576
401	07	18	00	Becas a obreros	132.660	0	0	0	0	0	132.660
401	07	19	00	Ayudas por matrimonio de obreros	27.904	0	0	0	0	0	27.904
401	07	20	00	Ayudas por nacimiento de hijos de obreros	27.904	0	0	0	0	0	27.904
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	3.572.100	0	0	0	0	0	3.572.100
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.792.138	0	0	0	0	0	1.792.138
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	9.208.428	0	0	0	0	0	9.208.428
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	224.909	0	0	0	0	0	224.909
401	07	26	00	Dotación de uniformes a obreros	837.130	0	0	0	0	0	837.130
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	29.690	0	0	0	0	0	29.690
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	281.136	0	0	0	0	0	281.136
401	07	33	00	Asistencia socio-económica al personal contratado	37.189.776	0	0	0	0	0	37.189.776
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	22.305	0	0	0	0	0	22.305
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	11.617	0	0	0	0	0	11.617
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	11.617	0	0	0	0	0	11.617
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	1.487.160	0	0	0	0	0	1.487.160
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.655.882	0	0	0	0	0	1.655.882
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.833.713	0	0	0	0	0	3.833.713
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	520.659	0	0	0	0	0	520.659

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	96	00	Otras subvenciones a empleados	292.630	0	0	0	0	0	292.630
401	07	97	00	Otras subvenciones a obreros	1.250.602	0	0	0	0	0	1.250.602
401	08	00	00	Prestaciones sociales e indemnizaciones	11.163.682	0	0	0	0	0	11.163.682
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	725.245	0	0	0	0	0	725.245
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.420.280	0	0	0	0	0	2.420.280
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	5.907.304	0	0	0	0	0	5.907.304
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.110.853	0	0	0	0	0	2.110.853
403	**00**	**00**	**00**	**Servicios no personales**	**5.505.455**	**0**	**0**	**0**	**0**	**0**	**5.505.455**
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.082.004	0	0	0	0	0	2.082.004
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.082.004	0	0	0	0	0	2.082.004
403	18	00	00	Impuestos indirectos	1.039.389	0	0	0	0	0	1.039.389
403	18	01	00	Impuesto al valor agregado	1.039.389	0	0	0	0	0	1.039.389
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	302.058	0	0	0	0	0	302.058
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	302.058	0	0	0	0	0	302.058
403	99	00	00	Otros servicios no personales	2.082.004	0	0	0	0	0	2.082.004
403	99	01	00	Otros servicios no personales	2.082.004	0	0	0	0	0	2.082.004
				Totales	**169.604.697**	**0**	**0**	**0**	**0**	**0**	**169.604.697**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 360001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**164.099.242**	**0**	**0**	**0**	**0**	**0**	**164.099.242**
401	01	00	00	Sueldos, salarios y otras retribuciones	35.311.427	0	0	0	0	0	35.311.427
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	426.426	0	0	0	0	0	426.426
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.539.428	0	0	0	0	0	4.539.428
401	01	18	00	Remuneraciones al personal contratado	25.164.753	0	0	0	0	0	25.164.753
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.256.164	0	0	0	0	0	3.256.164
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.924.656	0	0	0	0	0	1.924.656
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.221.441	0	0	0	0	0	5.221.441
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	153.939	0	0	0	0	0	153.939
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.780.762	0	0	0	0	0	4.780.762
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	286.740	0	0	0	0	0	286.740
401	03	00	00	Primas	6.950.887	0	0	0	0	0	6.950.887
401	03	08	00	Primas de profesionalización a empleados	146.322	0	0	0	0	0	146.322
401	03	09	00	Primas por antigüedad a empleados	178.605	0	0	0	0	0	178.605
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.379.034	0	0	0	0	0	4.379.034
401	03	16	00	Primas por mérito a obreros	297	0	0	0	0	0	297
401	03	21	00	Primas por antigüedad a obreros	805.343	0	0	0	0	0	805.343
401	03	22	00	Primas de profesionalización a obreros	16.542	0	0	0	0	0	16.542
401	03	40	00	Primas de profesionalización al personal contratado	536.354	0	0	0	0	0	536.354
401	03	41	00	Primas por antigüedad al personal contratado	776.790	0	0	0	0	0	776.790
401	03	97	00	Otras primas a empleados	18.900	0	0	0	0	0	18.900
401	03	98	00	Otras primas a obreros	92.700	0	0	0	0	0	92.700
401	04	00	00	Complementos de sueldos y salarios	13.727.020	0	0	0	0	0	13.727.020
401	04	02	00	Complemento a empleados por trabajo nocturno	3.403	0	0	0	0	0	3.403
401	04	04	00	Complemento a empleados por gastos de transporte	35.775	0	0	0	0	0	35.775
401	04	05	00	Complemento a empleados por gastos de representación	705	0	0	0	0	0	705
401	04	06	00	Complemento a empleados por comisión de servicios	1.562.263	0	0	0	0	0	1.562.263

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 360001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	346.275	0	0	0	0	0	346.275
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	722.709	0	0	0	0	0	722.709
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	273.810	0	0	0	0	0	273.810
401	04	17	00	Complemento a obreros por gastos de transporte	55.125	0	0	0	0	0	55.125
401	04	18	00	Bono compensatorio de alimentación a obreros	1.488.375	0	0	0	0	0	1.488.375
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	499.652	0	0	0	0	0	499.652
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.098.250	0	0	0	0	0	3.098.250
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	619.650	0	0	0	0	0	619.650
401	04	96	00	Otros complementos a empleados	1.961.667	0	0	0	0	0	1.961.667
401	04	97	00	Otros complementos a obreros	2.574.100	0	0	0	0	0	2.574.100
401	04	98	00	Otros complementos al personal contratado	485.261	0	0	0	0	0	485.261
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	16.978.069	0	0	0	0	0	16.978.069
401	05	01	00	Aguinaldos a empleados	728.045	0	0	0	0	0	728.045
401	05	03	00	Bono vacacional a empleados	291.218	0	0	0	0	0	291.218
401	05	04	00	Aguinaldos a obreros	2.489.081	0	0	0	0	0	2.489.081
401	05	06	00	Bono vacacional a obreros	995.632	0	0	0	0	0	995.632
401	05	07	00	Aguinaldos al personal contratado	6.610.231	0	0	0	0	0	6.610.231
401	05	08	00	Bono vacacional al personal contratado	2.644.092	0	0	0	0	0	2.644.092
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.299.836	0	0	0	0	0	2.299.836
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	919.934	0	0	0	0	0	919.934
401	06	00	00	Aportes patronales y legales	7.857.807	0	0	0	0	0	7.857.807
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	99.230	0	0	0	0	0	99.230
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	29.769	0	0	0	0	0	29.769
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	22.051	0	0	0	0	0	22.051
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	27.564	0	0	0	0	0	27.564
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	896.069	0	0	0	0	0	896.069
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	268.821	0	0	0	0	0	268.821

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 360001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	199.126	0	0	0	0	0	199.126
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	248.908	0	0	0	0	0	248.908
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.379.683	0	0	0	0	0	2.379.683
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	661.023	0	0	0	0	0	661.023
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	990.193	0	0	0	0	0	990.193
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	297.242	0	0	0	0	0	297.242
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	275.225	0	0	0	0	0	275.225
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	220.180	0	0	0	0	0	220.180
401	06	95	00	Otros aportes legales por personal contratado	1.242.723	0	0	0	0	0	1.242.723
401	07	00	00	Asistencia socio-económica	66.888.909	0	0	0	0	0	66.888.909
401	07	01	00	Capacitación y adiestramiento a empleados	12.465	0	0	0	0	0	12.465
401	07	02	00	Becas a empleados	11.340	0	0	0	0	0	11.340
401	07	03	00	Ayudas por matrimonio a empleados	6.493	0	0	0	0	0	6.493
401	07	04	00	Ayudas por nacimiento de hijos a empleados	6.492	0	0	0	0	0	6.492
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	831.060	0	0	0	0	0	831.060
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	524.192	0	0	0	0	0	524.192
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.142.369	0	0	0	0	0	2.142.369
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	145.962	0	0	0	0	0	145.962
401	07	10	00	Dotación de uniformes a empleados	543.280	0	0	0	0	0	543.280
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	19.269	0	0	0	0	0	19.269
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	182.451	0	0	0	0	0	182.451
401	07	17	00	Capacitación y adiestramiento a obreros	53.576	0	0	0	0	0	53.576
401	07	18	00	Becas a obreros	132.660	0	0	0	0	0	132.660
401	07	19	00	Ayudas por matrimonio de obreros	27.904	0	0	0	0	0	27.904
401	07	20	00	Ayudas por nacimiento de hijos de obreros	27.904	0	0	0	0	0	27.904
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a	3.572.100	0	0	0	0	0	3.572.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 360001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				obreros							
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.792.138	0	0	0	0	0	1.792.138
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	9.208.428	0	0	0	0	0	9.208.428
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	224.909	0	0	0	0	0	224.909
401	07	26	00	Dotación de uniformes a obreros	837.130	0	0	0	0	0	837.130
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	29.690	0	0	0	0	0	29.690
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	281.136	0	0	0	0	0	281.136
401	07	33	00	Asistencia socio-económica al personal contratado	37.189.776	0	0	0	0	0	37.189.776
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	22.305	0	0	0	0	0	22.305
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	11.617	0	0	0	0	0	11.617
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	11.617	0	0	0	0	0	11.617
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	1.487.160	0	0	0	0	0	1.487.160
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.655.882	0	0	0	0	0	1.655.882
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.833.713	0	0	0	0	0	3.833.713
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	520.659	0	0	0	0	0	520.659
401	07	96	00	Otras subvenciones a empleados	292.630	0	0	0	0	0	292.630
401	07	97	00	Otras subvenciones a obreros	1.250.602	0	0	0	0	0	1.250.602
401	08	00	00	Prestaciones sociales e indemnizaciones	11.163.682	0	0	0	0	0	11.163.682
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	725.245	0	0	0	0	0	725.245
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.420.280	0	0	0	0	0	2.420.280
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	5.907.304	0	0	0	0	0	5.907.304
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.110.853	0	0	0	0	0	2.110.853
403	**00**	**00**	**00**	**Servicios no personales**	**5.505.455**	**0**	**0**	**0**	**0**	**0**	**5.505.455**
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.082.004	0	0	0	0	0	2.082.004
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.082.004	0	0	0	0	0	2.082.004
403	18	00	00	Impuestos indirectos	1.039.389	0	0	0	0	0	1.039.389
403	18	01	00	Impuesto al valor agregado	1.039.389	0	0	0	0	0	1.039.389

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 360001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	302.058	0	0	0	0	0	302.058
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	302.058	0	0	0	0	0	302.058
403	99	00	00	Otros servicios no personales	2.082.004	0	0	0	0	0	2.082.004
403	99	01	00	Otros servicios no personales	2.082.004	0	0	0	0	0	2.082.004
				Totales	**169.604.697**	**0**	**0**	**0**	**0**	**0**	**169.604.697**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.122.311**	**0**	**0**	**0**	**0**	**0**	**15.122.311**
402	01	00	00	Productos alimenticios y agropecuarios	2.042.650	0	0	0	0	0	2.042.650
402	01	01	00	Alimentos y bebidas para personas	2.040.650	0	0	0	0	0	2.040.650
402	01	03	00	Productos agrícolas y pecuarios	2.000	0	0	0	0	0	2.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.000	0	0	0	0	0	1.000
402	02	05	00	Piedra, arcilla, arena y tierra	1.000	0	0	0	0	0	1.000
402	03	00	00	Textiles y vestuarios	348.710	0	0	0	0	0	348.710
402	03	01	00	Textiles	33.710	0	0	0	0	0	33.710
402	03	02	00	Prendas de vestir	315.000	0	0	0	0	0	315.000
402	04	00	00	Productos de cuero y caucho	386.050	0	0	0	0	0	386.050
402	04	03	00	Cauchos y tripas para vehículos	250.000	0	0	0	0	0	250.000
402	04	99	00	Otros productos de cuero y caucho	136.050	0	0	0	0	0	136.050
402	05	00	00	Productos de papel, cartón e impresos	1.556.960	0	0	0	0	0	1.556.960
402	05	01	00	Pulpa de madera, papel y cartón	240.700	0	0	0	0	0	240.700
402	05	02	00	Envases y cajas de papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	890.990	0	0	0	0	0	890.990
402	05	04	00	Libros, revistas y periódicos	310.000	0	0	0	0	0	310.000
402	05	05	00	Material de enseñanza	100.000	0	0	0	0	0	100.000
402	05	06	00	Productos de papel y cartón para computación	10.500	0	0	0	0	0	10.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.770	0	0	0	0	0	1.770
402	06	00	00	Productos químicos y derivados	3.180.860	0	0	0	0	0	3.180.860
402	06	01	00	Sustancias químicas y de uso industrial	1.000	0	0	0	0	0	1.000
402	06	02	00	Abonos, plaguicidas y otros	1.500	0	0	0	0	0	1.500
402	06	03	00	Tintas, pinturas y colorantes	2.520.000	0	0	0	0	0	2.520.000
402	06	04	00	Productos farmacéuticos y medicamentos	21.400	0	0	0	0	0	21.400
402	06	05	00	Productos de tocador	4.200	0	0	0	0	0	4.200
402	06	06	00	Combustibles y lubricantes	160.360	0	0	0	0	0	160.360
402	06	08	00	Productos plásticos	472.400	0	0	0	0	0	472.400
402	07	00	00	Productos minerales no metálicos	12.400	0	0	0	0	0	12.400
402	07	02	00	Vidrios y productos de vidrio	9.500	0	0	0	0	0	9.500
402	07	04	00	Cemento, cal y yeso	2.900	0	0	0	0	0	2.900
402	08	00	00	Productos metálicos	573.280	0	0	0	0	0	573.280
402	08	01	00	Productos primarios de hierro y acero	6.300	0	0	0	0	0	6.300

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	02	00	Productos de metales no ferrosos	2.400	0	0	0	0	0	2.400
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	327.600	0	0	0	0	0	327.600
402	08	04	00	Productos metálicos estructurales	1.000	0	0	0	0	0	1.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	190.000	0	0	0	0	0	190.000
402	08	10	00	Repuestos y accesorios para otros equipos	15.964	0	0	0	0	0	15.964
402	08	99	00	Otros productos metálicos	30.016	0	0	0	0	0	30.016
402	09	00	00	Productos de madera	400	0	0	0	0	0	400
402	09	02	00	Muebles y accesorios de madera para edificaciones	400	0	0	0	0	0	400
402	10	00	00	Productos varios y útiles diversos	6.789.297	0	0	0	0	0	6.789.297
402	10	01	00	Artículos de deporte, recreación y juguetes	15.750	0	0	0	0	0	15.750
402	10	02	00	Materiales y útiles de limpieza y aseo	137.359	0	0	0	0	0	137.359
402	10	03	00	Utensilios de cocina y comedor	28.334	0	0	0	0	0	28.334
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	532.350	0	0	0	0	0	532.350
402	10	06	00	Condecoraciones, ofrendas y similares	56.008	0	0	0	0	0	56.008
402	10	07	00	Productos de seguridad en el trabajo	315.000	0	0	0	0	0	315.000
402	10	08	00	Materiales para equipos de computación	3.093.930	0	0	0	0	0	3.093.930
402	10	11	00	Materiales eléctricos	459.354	0	0	0	0	0	459.354
402	10	12	00	Materiales para instalaciones sanitarias	15.000	0	0	0	0	0	15.000
402	10	13	00	Materiales fotográficos	100.808	0	0	0	0	0	100.808
402	10	99	00	Otros productos y útiles diversos	2.035.404	0	0	0	0	0	2.035.404
402	99	00	00	Otros materiales y suministros	230.704	0	0	0	0	0	230.704
402	99	01	00	Otros materiales y suministros	230.704	0	0	0	0	0	230.704
403	**00**	**00**	**00**	**Servicios no personales**	**47.165.583**	**0**	**0**	**0**	**0**	**0**	**47.165.583**
403	01	00	00	Alquileres de inmuebles	36.423	0	0	0	0	0	36.423
403	01	01	00	Alquileres de edificios y locales	20.723	0	0	0	0	0	20.723
403	01	02	00	Alquileres de instalaciones culturales y recreativas	15.700	0	0	0	0	0	15.700
403	02	00	00	Alquileres de maquinaria y equipos	3.535.183	0	0	0	0	0	3.535.183
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.420.000	0	0	0	0	0	1.420.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	9.950	0	0	0	0	0	9.950
403	02	99	00	Alquileres de otras maquinaria y equipos	2.105.233	0	0	0	0	0	2.105.233
403	04	00	00	Servicios básicos	7.466.709	0	0	0	0	0	7.466.709
403	04	01	00	Electricidad	18.641	0	0	0	0	0	18.641
403	04	03	00	Agua	78.601	0	0	0	0	0	78.601

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	04	00	Teléfonos	4.490.167	0	0	0	0	0	4.490.167
403	04	05	00	Servicio de comunicaciones	2.860.400	0	0	0	0	0	2.860.400
403	04	06	00	Servicio de aseo urbano y domiciliario	3.600	0	0	0	0	0	3.600
403	04	07	00	Servicio de condominio	15.300	0	0	0	0	0	15.300
403	06	00	00	Servicios de transporte y almacenaje	340.514	0	0	0	0	0	340.514
403	06	01	00	Fletes y embalajes	280.810	0	0	0	0	0	280.810
403	06	03	00	Estacionamiento	5.002	0	0	0	0	0	5.002
403	06	04	00	Peaje	825	0	0	0	0	0	825
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	53.877	0	0	0	0	0	53.877
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.827.529	0	0	0	0	0	1.827.529
403	07	02	00	Imprenta y reproducción	1.670.000	0	0	0	0	0	1.670.000
403	07	03	00	Relaciones sociales	157.529	0	0	0	0	0	157.529
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.016.000	0	0	0	0	0	2.016.000
403	08	01	00	Primas y gastos de seguros	1.580.000	0	0	0	0	0	1.580.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	436.000	0	0	0	0	0	436.000
403	09	00	00	Viáticos y pasajes	5.532.823	0	0	0	0	0	5.532.823
403	09	01	00	Viáticos y pasajes dentro del país	1.754.222	0	0	0	0	0	1.754.222
403	09	02	00	Viáticos y pasajes fuera del país	3.778.601	0	0	0	0	0	3.778.601
403	10	00	00	Servicios profesionales y técnicos	8.548.811	0	0	0	0	0	8.548.811
403	10	09	00	Servicios de lavandería y tintorería	31.400	0	0	0	0	0	31.400
403	10	11	00	Servicios para la elaboración y suministro de comida	3.487.411	0	0	0	0	0	3.487.411
403	10	99	00	Otros servicios profesionales y técnicos	5.030.000	0	0	0	0	0	5.030.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.362.257	0	0	0	0	0	2.362.257
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.287.400	0	0	0	0	0	1.287.400
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	55.750	0	0	0	0	0	55.750
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	942.000	0	0	0	0	0	942.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	77.107	0	0	0	0	0	77.107
403	12	00	00	Conservación y reparaciones menores de obras	4.710.000	0	0	0	0	0	4.710.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.710.000	0	0	0	0	0	4.710.000
403	15	00	00	Servicios fiscales	387.619	0	0	0	0	0	387.619
403	15	01	00	Derechos de importación y servicios aduaneros	227.619	0	0	0	0	0	227.619
403	15	02	00	Tasas y otros derechos obligatorios	160.000	0	0	0	0	0	160.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.256.000	0	0	0	0	0	1.256.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.256.000	0	0	0	0	0	1.256.000
403	18	00	00	Impuestos indirectos	9.145.715	0	0	0	0	0	9.145.715
403	18	01	00	Impuesto al valor agregado	8.986.155	0	0	0	0	0	8.986.155
403	18	99	00	Otros impuestos indirectos	159.560	0	0	0	0	0	159.560
404	**00**	**00**	**00**	**Activos reales**	**17.615.948**	**0**	**0**	**0**	**0**	**0**	**17.615.948**
404	01	00	00	Repuestos y reparaciones mayores	2.409.380	0	0	0	0	0	2.409.380
404	01	01	00	Repuestos mayores	69.748	0	0	0	0	0	69.748
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	30.219	0	0	0	0	0	30.219
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	12.860	0	0	0	0	0	12.860
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	12.560	0	0	0	0	0	12.560
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	9.430	0	0	0	0	0	9.430
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	4.679	0	0	0	0	0	4.679
404	01	02	00	Reparaciones mayores de maquinaria y equipos	2.339.632	0	0	0	0	0	2.339.632
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	2.315.034	0	0	0	0	0	2.315.034
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	24.598	0	0	0	0	0	24.598
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	252.630	0	0	0	0	0	252.630
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	22.660	0	0	0	0	0	22.660
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	225.240	0	0	0	0	0	225.240
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	4.730	0	0	0	0	0	4.730
404	04	00	00	Equipos de transporte, tracción y elevación	3.488.735	0	0	0	0	0	3.488.735
404	04	01	00	Vehículos automotores terrestres	3.488.735	0	0	0	0	0	3.488.735
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.202.650	0	0	0	0	0	5.202.650
404	05	01	00	Equipos de telecomunicaciones	5.202.650	0	0	0	0	0	5.202.650
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.300	0	0	0	0	0	6.300
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.300	0	0	0	0	0	6.300
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.067.853	0	0	0	0	0	6.067.853
404	09	01	00	Mobiliario y equipos de oficina	800.000	0	0	0	0	0	800.000
404	09	02	00	Equipos de computación	3.614.900	0	0	0	0	0	3.614.900
404	09	03	00	Mobiliario y equipos de alojamiento	1.400.953	0	0	0	0	0	1.400.953
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	252.000	0	0	0	0	0	252.000
404	12	00	00	Activos intangibles	188.400	0	0	0	0	0	188.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	12	04	00	Paquetes y programas de computación	188.400	0	0	0	0	0	188.400
407	**00**	**00**	**00**	**Transferencias y donaciones**	**158.963.227**	**0**	**0**	**0**	**0**	**0**	**158.963.227**
407	01	00	00	Transferencias y donaciones corrientes internas	158.963.227	0	0	0	0	0	158.963.227
407	01	02	00	Donaciones corrientes internas al sector privado	2.010.715	0	0	0	0	0	2.010.715
407	01	02	01	Donaciones corrientes a personas	2.010.715	0	0	0	0	0	2.010.715
407	01	03	00	Transferencias corrientes internas al sector público	156.952.512	0	0	0	0	0	156.952.512
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	29.320.783	0	0	0	0	0	29.320.783
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	127.631.729	0	0	0	0	0	127.631.729
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.298.118**	**0**	**0**	**0**	**0**	**0**	**1.298.118**
411	03	00	00	Disminución de cuentas y efectos por pagar a proveedores	1.298.118	0	0	0	0	0	1.298.118
411	03	01	00	Disminución de cuentas por pagar a proveedores a corto plazo	1.298.118	0	0	0	0	0	1.298.118
				Totales	**240.165.187**	**0**	**0**	**0**	**0**	**0**	**240.165.187**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**156.952.512**	**0**	**0**	**0**	**0**	**0**	**156.952.512**
407	01	00	00	Transferencias y donaciones corrientes internas	156.952.512	0	0	0	0	0	156.952.512
407	01	03	00	Transferencias corrientes internas al sector público	156.952.512	0	0	0	0	0	156.952.512
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	29.320.783	0	0	0	0	0	29.320.783
				- A0079 Servicio Autónomo Imprenta Nacional y Gaceta Oficial	4.410.000	0	0	0	0	0	4.410.000
				- A0468 Fundación Televisora Venezolana Social (TEVES)	8.541.394	0	0	0	0	0	8.541.394
				- A0474 Fundación Premio Nacional de Periodismo	850.500	0	0	0	0	0	850.500
				- A0490 Fundación Ávila TV	11.106.307	0	0	0	0	0	11.106.307
				- A1601 Fundación El Correo del Orinoco	4.412.582	0	0	0	0	0	4.412.582
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	127.631.729	0	0	0	0	0	127.631.729
				- A0608 C.A. Venezolana de Televisión (VTV)	34.967.683	0	0	0	0	0	34.967.683
				- A1207 Corporación Venezolana de Telecomunicaciones, S.A. (COVETEL)	38.339.833	0	0	0	0	0	38.339.833
				- A1214 La Nueva Television del Sur, C.A. (T.V. SUR)	25.219.581	0	0	0	0	0	25.219.581
				- A1528 Radio Mundial, C.A.	3.214.301	0	0	0	0	0	3.214.301
				- A1529 Radio Zulia, C.A.	1.026.067	0	0	0	0	0	1.026.067
				- A1530 Radio Margarita, C.A.	681.190	0	0	0	0	0	681.190
				- A1531 Radiodifusora Los Andes, C.A.	499.302	0	0	0	0	0	499.302
				- A1539 Radio Nacional de Venezuela, C.A.	9.300.000	0	0	0	0	0	9.300.000
				- A1540 Agencia Venezolana de Noticias, C.A.	11.627.466	0	0	0	0	0	11.627.466
				- A1546 La Radio del Sur, C.A.	2.756.306	0	0	0	0	0	2.756.306
				Totales	**156.952.512**	**0**	**0**	**0**	**0**	**0**	**156.952.512**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 360002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.122.311**	**0**	**0**	**0**	**0**	**0**	**15.122.311**
402	01	00	00	Productos alimenticios y agropecuarios	2.042.650	0	0	0	0	0	2.042.650
402	01	01	00	Alimentos y bebidas para personas	2.040.650	0	0	0	0	0	2.040.650
402	01	03	00	Productos agrícolas y pecuarios	2.000	0	0	0	0	0	2.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.000	0	0	0	0	0	1.000
402	02	05	00	Piedra, arcilla, arena y tierra	1.000	0	0	0	0	0	1.000
402	03	00	00	Textiles y vestuarios	348.710	0	0	0	0	0	348.710
402	03	01	00	Textiles	33.710	0	0	0	0	0	33.710
402	03	02	00	Prendas de vestir	315.000	0	0	0	0	0	315.000
402	04	00	00	Productos de cuero y caucho	386.050	0	0	0	0	0	386.050
402	04	03	00	Cauchos y tripas para vehículos	250.000	0	0	0	0	0	250.000
402	04	99	00	Otros productos de cuero y caucho	136.050	0	0	0	0	0	136.050
402	05	00	00	Productos de papel, cartón e impresos	1.556.960	0	0	0	0	0	1.556.960
402	05	01	00	Pulpa de madera, papel y cartón	240.700	0	0	0	0	0	240.700
402	05	02	00	Envases y cajas de papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	890.990	0	0	0	0	0	890.990
402	05	04	00	Libros, revistas y periódicos	310.000	0	0	0	0	0	310.000
402	05	05	00	Material de enseñanza	100.000	0	0	0	0	0	100.000
402	05	06	00	Productos de papel y cartón para computación	10.500	0	0	0	0	0	10.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.770	0	0	0	0	0	1.770
402	06	00	00	Productos químicos y derivados	3.180.860	0	0	0	0	0	3.180.860
402	06	01	00	Sustancias químicas y de uso industrial	1.000	0	0	0	0	0	1.000
402	06	02	00	Abonos, plaguicidas y otros	1.500	0	0	0	0	0	1.500
402	06	03	00	Tintas, pinturas y colorantes	2.520.000	0	0	0	0	0	2.520.000
402	06	04	00	Productos farmacéuticos y medicamentos	21.400	0	0	0	0	0	21.400
402	06	05	00	Productos de tocador	4.200	0	0	0	0	0	4.200
402	06	06	00	Combustibles y lubricantes	160.360	0	0	0	0	0	160.360
402	06	08	00	Productos plásticos	472.400	0	0	0	0	0	472.400

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 360002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	00	00	Productos minerales no metálicos	12.400	0	0	0	0	0	12.400
402	07	02	00	Vidrios y productos de vidrio	9.500	0	0	0	0	0	9.500
402	07	04	00	Cemento, cal y yeso	2.900	0	0	0	0	0	2.900
402	08	00	00	Productos metálicos	573.280	0	0	0	0	0	573.280
402	08	01	00	Productos primarios de hierro y acero	6.300	0	0	0	0	0	6.300
402	08	02	00	Productos de metales no ferrosos	2.400	0	0	0	0	0	2.400
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	327.600	0	0	0	0	0	327.600
402	08	04	00	Productos metálicos estructurales	1.000	0	0	0	0	0	1.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	190.000	0	0	0	0	0	190.000
402	08	10	00	Repuestos y accesorios para otros equipos	15.964	0	0	0	0	0	15.964
402	08	99	00	Otros productos metálicos	30.016	0	0	0	0	0	30.016
402	09	00	00	Productos de madera	400	0	0	0	0	0	400
402	09	02	00	Muebles y accesorios de madera para edificaciones	400	0	0	0	0	0	400
402	10	00	00	Productos varios y útiles diversos	6.789.297	0	0	0	0	0	6.789.297
402	10	01	00	Artículos de deporte, recreación y juguetes	15.750	0	0	0	0	0	15.750
402	10	02	00	Materiales y útiles de limpieza y aseo	137.359	0	0	0	0	0	137.359
402	10	03	00	Utensilios de cocina y comedor	28.334	0	0	0	0	0	28.334
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	532.350	0	0	0	0	0	532.350
402	10	06	00	Condecoraciones, ofrendas y similares	56.008	0	0	0	0	0	56.008
402	10	07	00	Productos de seguridad en el trabajo	315.000	0	0	0	0	0	315.000
402	10	08	00	Materiales para equipos de computación	3.093.930	0	0	0	0	0	3.093.930
402	10	11	00	Materiales eléctricos	459.354	0	0	0	0	0	459.354
402	10	12	00	Materiales para instalaciones sanitarias	15.000	0	0	0	0	0	15.000
402	10	13	00	Materiales fotográficos	100.808	0	0	0	0	0	100.808
402	10	99	00	Otros productos y útiles diversos	2.035.404	0	0	0	0	0	2.035.404
402	99	00	00	Otros materiales y suministros	230.704	0	0	0	0	0	230.704
402	99	01	00	Otros materiales y suministros	230.704	0	0	0	0	0	230.704
403	**00**	**00**	**00**	**Servicios no personales**	**47.165.583**	**0**	**0**	**0**	**0**	**0**	**47.165.583**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 360002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	00	00	Alquileres de inmuebles	36.423	0	0	0	0	0	36.423
403	01	01	00	Alquileres de edificios y locales	20.723	0	0	0	0	0	20.723
403	01	02	00	Alquileres de instalaciones culturales y recreativas	15.700	0	0	0	0	0	15.700
403	02	00	00	Alquileres de maquinaria y equipos	3.535.183	0	0	0	0	0	3.535.183
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.420.000	0	0	0	0	0	1.420.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	9.950	0	0	0	0	0	9.950
403	02	99	00	Alquileres de otras maquinaria y equipos	2.105.233	0	0	0	0	0	2.105.233
403	04	00	00	Servicios básicos	7.466.709	0	0	0	0	0	7.466.709
403	04	01	00	Electricidad	18.641	0	0	0	0	0	18.641
403	04	03	00	Agua	78.601	0	0	0	0	0	78.601
403	04	04	00	Teléfonos	4.490.167	0	0	0	0	0	4.490.167
403	04	05	00	Servicio de comunicaciones	2.860.400	0	0	0	0	0	2.860.400
403	04	06	00	Servicio de aseo urbano y domiciliario	3.600	0	0	0	0	0	3.600
403	04	07	00	Servicio de condominio	15.300	0	0	0	0	0	15.300
403	06	00	00	Servicios de transporte y almacenaje	340.514	0	0	0	0	0	340.514
403	06	01	00	Fletes y embalajes	280.810	0	0	0	0	0	280.810
403	06	03	00	Estacionamiento	5.002	0	0	0	0	0	5.002
403	06	04	00	Peaje	825	0	0	0	0	0	825
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	53.877	0	0	0	0	0	53.877
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.827.529	0	0	0	0	0	1.827.529
403	07	02	00	Imprenta y reproducción	1.670.000	0	0	0	0	0	1.670.000
403	07	03	00	Relaciones sociales	157.529	0	0	0	0	0	157.529
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.016.000	0	0	0	0	0	2.016.000
403	08	01	00	Primas y gastos de seguros	1.580.000	0	0	0	0	0	1.580.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	436.000	0	0	0	0	0	436.000
403	09	00	00	Viáticos y pasajes	5.532.823	0	0	0	0	0	5.532.823
403	09	01	00	Viáticos y pasajes dentro del país	1.754.222	0	0	0	0	0	1.754.222
403	09	02	00	Viáticos y pasajes fuera del país	3.778.601	0	0	0	0	0	3.778.601

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 360002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	8.548.811	0	0	0	0	0	8.548.811
403	10	09	00	Servicios de lavandería y tintorería	31.400	0	0	0	0	0	31.400
403	10	11	00	Servicios para la elaboración y suministro de comida	3.487.411	0	0	0	0	0	3.487.411
403	10	99	00	Otros servicios profesionales y técnicos	5.030.000	0	0	0	0	0	5.030.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.362.257	0	0	0	0	0	2.362.257
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.287.400	0	0	0	0	0	1.287.400
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	55.750	0	0	0	0	0	55.750
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	942.000	0	0	0	0	0	942.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	77.107	0	0	0	0	0	77.107
403	12	00	00	Conservación y reparaciones menores de obras	4.710.000	0	0	0	0	0	4.710.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.710.000	0	0	0	0	0	4.710.000
403	15	00	00	Servicios fiscales	387.619	0	0	0	0	0	387.619
403	15	01	00	Derechos de importación y servicios aduaneros	227.619	0	0	0	0	0	227.619
403	15	02	00	Tasas y otros derechos obligatorios	160.000	0	0	0	0	0	160.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.256.000	0	0	0	0	0	1.256.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.256.000	0	0	0	0	0	1.256.000
403	18	00	00	Impuestos indirectos	9.145.715	0	0	0	0	0	9.145.715
403	18	01	00	Impuesto al valor agregado	8.986.155	0	0	0	0	0	8.986.155
403	18	99	00	Otros impuestos indirectos	159.560	0	0	0	0	0	159.560
404	**00**	**00**	**00**	**Activos reales**	**17.615.948**	**0**	**0**	**0**	**0**	**0**	**17.615.948**
404	01	00	00	Repuestos y reparaciones mayores	2.409.380	0	0	0	0	0	2.409.380
404	01	01	00	Repuestos mayores	69.748	0	0	0	0	0	69.748
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	30.219	0	0	0	0	0	30.219
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	12.860	0	0	0	0	0	12.860
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	12.560	0	0	0	0	0	12.560
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	9.430	0	0	0	0	0	9.430
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	4.679	0	0	0	0	0	4.679

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 360002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	00	Reparaciones mayores de maquinaria y equipos	2.339.632	0	0	0	0	0	2.339.632
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	2.315.034	0	0	0	0	0	2.315.034
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	24.598	0	0	0	0	0	24.598
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	252.630	0	0	0	0	0	252.630
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	22.660	0	0	0	0	0	22.660
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	225.240	0	0	0	0	0	225.240
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	4.730	0	0	0	0	0	4.730
404	04	00	00	Equipos de transporte, tracción y elevación	3.488.735	0	0	0	0	0	3.488.735
404	04	01	00	Vehículos automotores terrestres	3.488.735	0	0	0	0	0	3.488.735
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.202.650	0	0	0	0	0	5.202.650
404	05	01	00	Equipos de telecomunicaciones	5.202.650	0	0	0	0	0	5.202.650
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.300	0	0	0	0	0	6.300
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.300	0	0	0	0	0	6.300
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.067.853	0	0	0	0	0	6.067.853
404	09	01	00	Mobiliario y equipos de oficina	800.000	0	0	0	0	0	800.000
404	09	02	00	Equipos de computación	3.614.900	0	0	0	0	0	3.614.900
404	09	03	00	Mobiliario y equipos de alojamiento	1.400.953	0	0	0	0	0	1.400.953
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	252.000	0	0	0	0	0	252.000
404	12	00	00	Activos intangibles	188.400	0	0	0	0	0	188.400
404	12	04	00	Paquetes y programas de computación	188.400	0	0	0	0	0	188.400
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.298.118**	**0**	**0**	**0**	**0**	**0**	**1.298.118**
411	03	00	00	Disminución de cuentas y efectos por pagar a proveedores	1.298.118	0	0	0	0	0	1.298.118
411	03	01	00	Disminución de cuentas por pagar a proveedores a corto plazo	1.298.118	0	0	0	0	0	1.298.118
				Totales	**81.201.960**	**0**	**0**	**0**	**0**	**0**	**81.201.960**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 360002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.010.715**	**0**	**0**	**0**	**0**	**0**	**2.010.715**
407	01	00	00	Transferencias y donaciones corrientes internas	2.010.715	0	0	0	0	0	2.010.715
407	01	02	00	Donaciones corrientes internas al sector privado	2.010.715	0	0	0	0	0	2.010.715
407	01	02	01	Donaciones corrientes a personas	2.010.715	0	0	0	0	0	2.010.715
				Totales	**2.010.715**	**0**	**0**	**0**	**0**	**0**	**2.010.715**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 360002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**156.952.512**	**0**	**0**	**0**	**0**	**0**	**156.952.512**
407	01	00	00	Transferencias y donaciones corrientes internas	156.952.512	0	0	0	0	0	156.952.512
407	01	03	00	Transferencias corrientes internas al sector público	156.952.512	0	0	0	0	0	156.952.512
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	29.320.783	0	0	0	0	0	29.320.783
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	127.631.729	0	0	0	0	0	127.631.729
				Totales	**156.952.512**	**0**	**0**	**0**	**0**	**0**	**156.952.512**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**17.400.420**	**0**	**0**	**0**	**0**	**0**	**17.400.420**
407	01	00	00	Transferencias y donaciones corrientes internas	17.400.420	0	0	0	0	0	17.400.420
407	01	01	00	Transferencias corrientes internas al sector privado	17.400.420	0	0	0	0	0	17.400.420
407	01	01	01	Pensiones del personal empleado, obrero y militar	534.480	0	0	0	0	0	534.480
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.983.448	0	0	0	0	0	2.983.448
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	133.618	0	0	0	0	0	133.618
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	96.205	0	0	0	0	0	96.205
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.809.804	0	0	0	0	0	1.809.804
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	523.710	0	0	0	0	0	523.710
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	673.572	0	0	0	0	0	673.572
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	484.976	0	0	0	0	0	484.976
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	7.689.804	0	0	0	0	0	7.689.804
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.470.803	0	0	0	0	0	2.470.803
				Totales	**17.400.420**	**0**	**0**	**0**	**0**	**0**	**17.400.420**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 360003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**17.400.420**	**0**	**0**	**0**	**0**	**0**	**17.400.420**
407	01	00	00	Transferencias y donaciones corrientes internas	17.400.420	0	0	0	0	0	17.400.420
407	01	01	00	Transferencias corrientes internas al sector privado	17.400.420	0	0	0	0	0	17.400.420
407	01	01	01	Pensiones del personal empleado, obrero y militar	534.480	0	0	0	0	0	534.480
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.983.448	0	0	0	0	0	2.983.448
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	133.618	0	0	0	0	0	133.618
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	96.205	0	0	0	0	0	96.205
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.809.804	0	0	0	0	0	1.809.804
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	523.710	0	0	0	0	0	523.710
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	673.572	0	0	0	0	0	673.572
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	484.976	0	0	0	0	0	484.976
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	7.689.804	0	0	0	0	0	7.689.804
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.470.803	0	0	0	0	0	2.470.803
				Totales	**17.400.420**	**0**	**0**	**0**	**0**	**0**	**17.400.420**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.082.715**	**0**	**0**	**0**	**0**	**0**	**1.082.715**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	90.000	0	0	0	0	0	90.000
402	05	01	00	Pulpa de madera, papel y cartón	20.000	0	0	0	0	0	20.000
402	05	05	00	Material de enseñanza	70.000	0	0	0	0	0	70.000
402	06	00	00	Productos químicos y derivados	140.000	0	0	0	0	0	140.000
402	06	04	00	Productos farmacéuticos y medicamentos	50.000	0	0	0	0	0	50.000
402	06	05	00	Productos de tocador	40.000	0	0	0	0	0	40.000
402	06	08	00	Productos plásticos	50.000	0	0	0	0	0	50.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	637.715	0	0	0	0	0	637.715
402	10	01	00	Artículos de deporte, recreación y juguetes	15.000	0	0	0	0	0	15.000
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	0	200.000
402	10	11	00	Materiales eléctricos	10.000	0	0	0	0	0	10.000
402	10	12	00	Materiales para instalaciones sanitarias	2.000	0	0	0	0	0	2.000
402	10	99	00	Otros productos y útiles diversos	410.715	0	0	0	0	0	410.715
403	**00**	**00**	**00**	**Servicios no personales**	**928.000**	**0**	**0**	**0**	**0**	**0**	**928.000**
403	02	00	00	Alquileres de maquinaria y equipos	274.000	0	0	0	0	0	274.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	250.000	0	0	0	0	0	250.000
403	02	99	00	Alquileres de otras maquinaria y equipos	24.000	0	0	0	0	0	24.000
403	04	00	00	Servicios básicos	4.000	0	0	0	0	0	4.000
403	04	01	00	Electricidad	2.000	0	0	0	0	0	2.000
403	04	03	00	Agua	2.000	0	0	0	0	0	2.000
403	10	00	00	Servicios profesionales y técnicos	400.000	0	0	0	0	0	400.000
403	10	11	00	Servicios para la elaboración y suministro de comida	250.000	0	0	0	0	0	250.000
403	10	99	00	Otros servicios profesionales y técnicos	150.000	0	0	0	0	0	150.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	30.000	0	0	0	0	0	30.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	220.000	0	0	0	0	0	220.000
403	18	01	00	Impuesto al valor agregado	220.000	0	0	0	0	0	220.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**2.010.715**	**0**	**0**	**0**	**0**	**0**	**2.010.715**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 360007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.082.715**	**0**	**0**	**0**	**0**	**0**	**1.082.715**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	90.000	0	0	0	0	0	90.000
402	05	01	00	Pulpa de madera, papel y cartón	20.000	0	0	0	0	0	20.000
402	05	05	00	Material de enseñanza	70.000	0	0	0	0	0	70.000
402	06	00	00	Productos químicos y derivados	140.000	0	0	0	0	0	140.000
402	06	04	00	Productos farmacéuticos y medicamentos	50.000	0	0	0	0	0	50.000
402	06	05	00	Productos de tocador	40.000	0	0	0	0	0	40.000
402	06	08	00	Productos plásticos	50.000	0	0	0	0	0	50.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	637.715	0	0	0	0	0	637.715
402	10	01	00	Artículos de deporte, recreación y juguetes	15.000	0	0	0	0	0	15.000
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	0	200.000
402	10	11	00	Materiales eléctricos	10.000	0	0	0	0	0	10.000
402	10	12	00	Materiales para instalaciones sanitarias	2.000	0	0	0	0	0	2.000
402	10	99	00	Otros productos y útiles diversos	410.715	0	0	0	0	0	410.715
403	**00**	**00**	**00**	**Servicios no personales**	**928.000**	**0**	**0**	**0**	**0**	**0**	**928.000**
403	02	00	00	Alquileres de maquinaria y equipos	274.000	0	0	0	0	0	274.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	250.000	0	0	0	0	0	250.000
403	02	99	00	Alquileres de otras maquinaria y equipos	24.000	0	0	0	0	0	24.000
403	04	00	00	Servicios básicos	4.000	0	0	0	0	0	4.000
403	04	01	00	Electricidad	2.000	0	0	0	0	0	2.000
403	04	03	00	Agua	2.000	0	0	0	0	0	2.000
403	10	00	00	Servicios profesionales y técnicos	400.000	0	0	0	0	0	400.000
403	10	11	00	Servicios para la elaboración y suministro de comida	250.000	0	0	0	0	0	250.000
403	10	99	00	Otros servicios profesionales y técnicos	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 360007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	30.000	0	0	0	0	0	30.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	220.000	0	0	0	0	0	220.000
403	18	01	00	Impuesto al valor agregado	220.000	0	0	0	0	0	220.000
				Totales	**2.010.715**	**0**	**0**	**0**	**0**	**0**	**2.010.715**

37

Ministerio del Poder Popular del Despacho de la Presidencia

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**578.497.685**	**0**	**0**	**0**	**0**	**0**	**578.497.685**
401	01	00	00	Sueldos, salarios y otras retribuciones	79.682.519	0	0	0	0	0	79.682.519
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	16.653.968	0	0	0	0	0	16.653.968
401	01	03	00	Suplencias a empleados	106.846	0	0	0	0	0	106.846
401	01	08	00	Sueldo al personal en trámite de nombramiento	106.846	0	0	0	0	0	106.846
401	01	09	00	Remuneraciones al personal en período de disponibilidad	106.846	0	0	0	0	0	106.846
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	19.498.469	0	0	0	0	0	19.498.469
401	01	12	00	Salarios a obreros en puestos no permanentes	11.475.364	0	0	0	0	0	11.475.364
401	01	13	00	Suplencias a obreros	370.072	0	0	0	0	0	370.072
401	01	18	00	Remuneraciones al personal contratado	20.064.934	0	0	0	0	0	20.064.934
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	200.000	0	0	0	0	0	200.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	27.783	0	0	0	0	0	27.783
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	710.003	0	0	0	0	0	710.003
401	01	99	00	Otras retribuciones	10.361.388	0	0	0	0	0	10.361.388
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	12.797.354	0	0	0	0	0	12.797.354
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.544.882	0	0	0	0	0	4.544.882
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	8.252.472	0	0	0	0	0	8.252.472
401	03	00	00	Primas	27.383.136	0	0	0	0	0	27.383.136
401	03	01	00	Primas por mérito a empleados	876.302	0	0	0	0	0	876.302
401	03	03	00	Primas por hogar a empleados	1.525.596	0	0	0	0	0	1.525.596
401	03	04	00	Primas por hijos a empleados	193.332	0	0	0	0	0	193.332
401	03	08	00	Primas de profesionalización a empleados	1.149.338	0	0	0	0	0	1.149.338
401	03	09	00	Primas por antigüedad a empleados	3.008.495	0	0	0	0	0	3.008.495
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.764.910	0	0	0	0	0	3.764.910
401	03	16	00	Primas por mérito a obreros	884.482	0	0	0	0	0	884.482
401	03	18	00	Primas por hogar a obreros	1.899.431	0	0	0	0	0	1.899.431
401	03	19	00	Primas por hijos de obreros	225.000	0	0	0	0	0	225.000
401	03	21	00	Primas por antigüedad a obreros	3.590.400	0	0	0	0	0	3.590.400
401	03	22	00	Primas de profesionalización a obreros	204.396	0	0	0	0	0	204.396
401	03	38	00	Primas por hogar al personal contratado	2.133.600	0	0	0	0	0	2.133.600
401	03	39	00	Primas por hijos al personal contratado	206.160	0	0	0	0	0	206.160

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	40	00	Primas de profesionalización al personal contratado	1.650.284	0	0	0	0	0	1.650.284
401	03	41	00	Primas por antigüedad al personal contratado	1.272.480	0	0	0	0	0	1.272.480
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	25.000	0	0	0	0	0	25.000
401	03	47	00	Primas al personal de alto nivel y de dirección	910.767	0	0	0	0	0	910.767
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	25.000	0	0	0	0	0	25.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	100.000	0	0	0	0	0	100.000
401	03	96	00	Otras primas al personal contratado	1.252.600	0	0	0	0	0	1.252.600
401	03	97	00	Otras primas a empleados	2.435.900	0	0	0	0	0	2.435.900
401	03	98	00	Otras primas a obreros	49.663	0	0	0	0	0	49.663
401	04	00	00	Complementos de sueldos y salarios	226.991.943	0	0	0	0	0	226.991.943
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	200.000	0	0	0	0	0	200.000
401	04	02	00	Complemento a empleados por trabajo nocturno	106.846	0	0	0	0	0	106.846
401	04	05	00	Complemento a empleados por gastos de representación	106.846	0	0	0	0	0	106.846
401	04	06	00	Complemento a empleados por comisión de servicios	2.008.108	0	0	0	0	0	2.008.108
401	04	08	00	Bono compensatorio de alimentación a empleados	10.862.110	0	0	0	0	0	10.862.110
401	04	10	00	Complemento a empleados por días feriados	2.000.000	0	0	0	0	0	2.000.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	400.000	0	0	0	0	0	400.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	370.072	0	0	0	0	0	370.072
401	04	18	00	Bono compensatorio de alimentación a obreros	19.578.592	0	0	0	0	0	19.578.592
401	04	20	00	Complemento a obreros por días feriados	8.800.000	0	0	0	0	0	8.800.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	400.000	0	0	0	0	0	400.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	23.878.064	0	0	0	0	0	23.878.064
401	04	28	00	Complemento al personal contratado por días feriados	4.000.000	0	0	0	0	0	4.000.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	26.576	0	0	0	0	0	26.576
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	306.506	0	0	0	0	0	306.506
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	212.608	0	0	0	0	0	212.608
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	50.000	0	0	0	0	0	50.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	2.936.813	0	0	0	0	0	2.936.813
401	04	96	00	Otros complementos a empleados	55.154.924	0	0	0	0	0	55.154.924
401	04	97	00	Otros complementos a obreros	57.724.832	0	0	0	0	0	57.724.832

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	98	00	Otros complementos al personal contratado	37.869.046	0	0	0	0	0	37.869.046
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	49.155.257	0	0	0	0	0	49.155.257
401	05	01	00	Aguinaldos a empleados	12.890.249	0	0	0	0	0	12.890.249
401	05	03	00	Bono vacacional a empleados	4.251.298	0	0	0	0	0	4.251.298
401	05	04	00	Aguinaldos a obreros	15.699.830	0	0	0	0	0	15.699.830
401	05	06	00	Bono vacacional a obreros	4.154.763	0	0	0	0	0	4.154.763
401	05	07	00	Aguinaldos al personal contratado	9.070.767	0	0	0	0	0	9.070.767
401	05	08	00	Bono vacacional al personal contratado	1.516.068	0	0	0	0	0	1.516.068
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	35.495	0	0	0	0	0	35.495
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.198	0	0	0	0	0	14.198
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.297.336	0	0	0	0	0	1.297.336
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	225.253	0	0	0	0	0	225.253
401	06	00	00	Aportes patronales y legales	19.956.224	0	0	0	0	0	19.956.224
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.145.966	0	0	0	0	0	3.145.966
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	992.149	0	0	0	0	0	992.149
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	668.895	0	0	0	0	0	668.895
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.063.880	0	0	0	0	0	2.063.880
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.191.048	0	0	0	0	0	3.191.048
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	712.871	0	0	0	0	0	712.871
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	707.455	0	0	0	0	0	707.455
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.558.682	0	0	0	0	0	2.558.682
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.944.447	0	0	0	0	0	2.944.447
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.897.290	0	0	0	0	0	1.897.290
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	7.001	0	0	0	0	0	7.001
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	2.334	0	0	0	0	0	2.334
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.550	0	0	0	0	0	3.550
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	182.455	0	0	0	0	0	182.455
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	60.818	0	0	0	0	0	60.818
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	129.734	0	0	0	0	0	129.734

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	40.546	0	0	0	0	0	40.546
401	06	95	00	Otros aportes legales por personal contratado	647.103	0	0	0	0	0	647.103
401	07	00	00	Asistencia socio-económica	119.712.794	0	0	0	0	0	119.712.794
401	07	01	00	Capacitación y adiestramiento a empleados	121.150	0	0	0	0	0	121.150
401	07	02	00	Becas a empleados	1.662.408	0	0	0	0	0	1.662.408
401	07	03	00	Ayudas por matrimonio a empleados	5.330	0	0	0	0	0	5.330
401	07	04	00	Ayudas por nacimiento de hijos a empleados	5.430	0	0	0	0	0	5.430
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	17.781.874	0	0	0	0	0	17.781.874
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.843.115	0	0	0	0	0	7.843.115
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	19.310.428	0	0	0	0	0	19.310.428
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.525.885	0	0	0	0	0	1.525.885
401	07	10	00	Dotación de uniformes a empleados	1.500.000	0	0	0	0	0	1.500.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.293.108	0	0	0	0	0	1.293.108
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.407.130	0	0	0	0	0	1.407.130
401	07	17	00	Capacitación y adiestramiento a obreros	103.000	0	0	0	0	0	103.000
401	07	18	00	Becas a obreros	1.946.268	0	0	0	0	0	1.946.268
401	07	19	00	Ayudas por matrimonio de obreros	2.100	0	0	0	0	0	2.100
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.200	0	0	0	0	0	2.200
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	6.630.648	0	0	0	0	0	6.630.648
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	7.441.799	0	0	0	0	0	7.441.799
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	29.247.610	0	0	0	0	0	29.247.610
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.805.480	0	0	0	0	0	2.805.480
401	07	26	00	Dotación de uniformes a obreros	9.500.000	0	0	0	0	0	9.500.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	995.048	0	0	0	0	0	995.048
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.399.355	0	0	0	0	0	2.399.355
401	07	33	00	Asistencia socio-económica al personal contratado	1.741.150	0	0	0	0	0	1.741.150
401	07	52	00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	0	50.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	5.328	0	0	0	0	0	5.328
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	11.668	0	0	0	0	0	11.668
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	37.114	0	0	0	0	0	37.114
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	50.000	0	0	0	0	0	50.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	197.136	0	0	0	0	0	197.136
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	304.091	0	0	0	0	0	304.091
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	411.266	0	0	0	0	0	411.266
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	45.525	0	0	0	0	0	45.525
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	301.050	0	0	0	0	0	301.050
401	07	96	00	Otras subvenciones a empleados	1.532.800	0	0	0	0	0	1.532.800
401	07	97	00	Otras subvenciones a obreros	1.492.300	0	0	0	0	0	1.492.300
401	08	00	00	Prestaciones sociales e indemnizaciones	42.390.458	0	0	0	0	0	42.390.458
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	12.659.743	0	0	0	0	0	12.659.743
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	16.389.008	0	0	0	0	0	16.389.008
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	12.231.115	0	0	0	0	0	12.231.115
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	29.579	0	0	0	0	0	29.579
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.081.013	0	0	0	0	0	1.081.013
401	96	00	00	Otros gastos del personal empleado	428.000	0	0	0	0	0	428.000
401	96	01	00	Otros gastos del personal empleado	428.000	0	0	0	0	0	428.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**112.787.381**	**0**	**0**	**0**	**0**	**0**	**112.787.381**
402	01	00	00	Productos alimenticios y agropecuarios	50.363.817	0	0	0	0	0	50.363.817
402	01	01	00	Alimentos y bebidas para personas	49.434.357	0	0	0	0	0	49.434.357
402	01	02	00	Alimentos para animales	380.000	0	0	0	0	0	380.000
402	01	03	00	Productos agrícolas y pecuarios	549.460	0	0	0	0	0	549.460
402	02	00	00	Productos de minas, canteras y yacimientos	582.000	0	0	0	0	0	582.000
402	02	02	00	Petróleo crudo y gas natural	240.000	0	0	0	0	0	240.000
402	02	04	00	Mineral no ferroso	80.000	0	0	0	0	0	80.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	02	05	00	Piedra, arcilla, arena y tierra	262.000	0	0	0	0	0	262.000
402	03	00	00	Textiles y vestuarios	4.111.448	0	0	0	0	0	4.111.448
402	03	01	00	Textiles	3.222.700	0	0	0	0	0	3.222.700
402	03	02	00	Prendas de vestir	858.748	0	0	0	0	0	858.748
402	03	03	00	Calzados	30.000	0	0	0	0	0	30.000
402	04	00	00	Productos de cuero y caucho	996.890	0	0	0	0	0	996.890
402	04	01	00	Cueros y pieles	17.400	0	0	0	0	0	17.400
402	04	02	00	Productos de cuero y sucedáneos del cuero	385.000	0	0	0	0	0	385.000
402	04	03	00	Cauchos y tripas para vehículos	594.490	0	0	0	0	0	594.490
402	05	00	00	Productos de papel, cartón e impresos	7.561.890	0	0	0	0	0	7.561.890
402	05	01	00	Pulpa de madera, papel y cartón	2.722.721	0	0	0	0	0	2.722.721
402	05	02	00	Envases y cajas de papel y cartón	540.500	0	0	0	0	0	540.500
402	05	03	00	Productos de papel y cartón para oficina	3.273.669	0	0	0	0	0	3.273.669
402	05	04	00	Libros, revistas y periódicos	304.000	0	0	0	0	0	304.000
402	05	05	00	Material de enseñanza	30.000	0	0	0	0	0	30.000
402	05	06	00	Productos de papel y cartón para computación	71.000	0	0	0	0	0	71.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	590.000	0	0	0	0	0	590.000
402	05	99	00	Otros productos de pulpa, papel y cartón	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	11.740.144	0	0	0	0	0	11.740.144
402	06	01	00	Sustancias químicas y de uso industrial	262.000	0	0	0	0	0	262.000
402	06	02	00	Abonos, plaguicidas y otros	375.000	0	0	0	0	0	375.000
402	06	03	00	Tintas, pinturas y colorantes	3.232.387	0	0	0	0	0	3.232.387
402	06	04	00	Productos farmacéuticos y medicamentos	1.550.000	0	0	0	0	0	1.550.000
402	06	05	00	Productos de tocador	676.000	0	0	0	0	0	676.000
402	06	06	00	Combustibles y lubricantes	482.000	0	0	0	0	0	482.000
402	06	08	00	Productos plásticos	5.162.757	0	0	0	0	0	5.162.757
402	07	00	00	Productos minerales no metálicos	1.119.000	0	0	0	0	0	1.119.000
402	07	01	00	Productos de barro, loza y porcelana	100.000	0	0	0	0	0	100.000
402	07	02	00	Vidrios y productos de vidrio	288.000	0	0	0	0	0	288.000
402	07	03	00	Productos de arcilla para construcción	491.000	0	0	0	0	0	491.000
402	07	04	00	Cemento, cal y yeso	240.000	0	0	0	0	0	240.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	7.222.100	0	0	0	0	0	7.222.100
402	08	01	00	Productos primarios de hierro y acero	443.100	0	0	0	0	0	443.100
402	08	02	00	Productos de metales no ferrosos	400.000	0	0	0	0	0	400.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.409.000	0	0	0	0	0	1.409.000
402	08	04	00	Productos metálicos estructurales	50.000	0	0	0	0	0	50.000
402	08	07	00	Material de señalamiento	24.000	0	0	0	0	0	24.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.450.000	0	0	0	0	0	4.450.000
402	08	10	00	Repuestos y accesorios para otros equipos	441.000	0	0	0	0	0	441.000
402	08	99	00	Otros productos metálicos	5.000	0	0	0	0	0	5.000
402	09	00	00	Productos de madera	1.349.000	0	0	0	0	0	1.349.000
402	09	01	00	Productos primarios de madera	1.249.000	0	0	0	0	0	1.249.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	24.050.555	0	0	0	0	0	24.050.555
402	10	01	00	Artículos de deporte, recreación y juguetes	160.000	0	0	0	0	0	160.000
402	10	02	00	Materiales y útiles de limpieza y aseo	5.110.806	0	0	0	0	0	5.110.806
402	10	03	00	Utensilios de cocina y comedor	1.750.000	0	0	0	0	0	1.750.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	80.000	0	0	0	0	0	80.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.661.487	0	0	0	0	0	2.661.487
402	10	06	00	Condecoraciones, ofrendas y similares	1.349.286	0	0	0	0	0	1.349.286
402	10	07	00	Productos de seguridad en el trabajo	604.000	0	0	0	0	0	604.000
402	10	08	00	Materiales para equipos de computación	7.840.301	0	0	0	0	0	7.840.301
402	10	11	00	Materiales eléctricos	2.596.475	0	0	0	0	0	2.596.475
402	10	12	00	Materiales para instalaciones sanitarias	1.292.000	0	0	0	0	0	1.292.000
402	10	99	00	Otros productos y útiles diversos	606.200	0	0	0	0	0	606.200
402	99	00	00	Otros materiales y suministros	3.690.537	0	0	0	0	0	3.690.537
402	99	01	00	Otros materiales y suministros	3.690.537	0	0	0	0	0	3.690.537
403	**00**	**00**	**00**	**Servicios no personales**	**125.079.731**	**0**	**0**	**0**	**0**	**0**	**125.079.731**
403	02	00	00	Alquileres de maquinaria y equipos	203.000	0	0	0	0	0	203.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.000	0	0	0	0	0	3.000
403	02	99	00	Alquileres de otras maquinaria y equipos	200.000	0	0	0	0	0	200.000
403	04	00	00	Servicios básicos	14.554.315	0	0	0	0	0	14.554.315

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	01	00	Electricidad	892.857	0	0	0	0	0	892.857
403	04	02	00	Gas	17.857	0	0	0	0	0	17.857
403	04	03	00	Agua	1.696.429	0	0	0	0	0	1.696.429
403	04	04	00	Teléfonos	9.180.529	0	0	0	0	0	9.180.529
403	04	05	00	Servicio de comunicaciones	2.632.714	0	0	0	0	0	2.632.714
403	04	06	00	Servicio de aseo urbano y domiciliario	133.929	0	0	0	0	0	133.929
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	2.000	0	0	0	0	0	2.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	2.000	0	0	0	0	0	2.000
403	06	00	00	Servicios de transporte y almacenaje	98.000	0	0	0	0	0	98.000
403	06	01	00	Fletes y embalajes	8.000	0	0	0	0	0	8.000
403	06	03	00	Estacionamiento	90.000	0	0	0	0	0	90.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.646.785	0	0	0	0	0	15.646.785
403	07	01	00	Publicidad y propaganda	120.000	0	0	0	0	0	120.000
403	07	02	00	Imprenta y reproducción	2.210.000	0	0	0	0	0	2.210.000
403	07	03	00	Relaciones sociales	12.926.785	0	0	0	0	0	12.926.785
403	07	04	00	Avisos	390.000	0	0	0	0	0	390.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.462.000	0	0	0	0	0	2.462.000
403	08	01	00	Primas y gastos de seguros	2.442.000	0	0	0	0	0	2.442.000
403	08	02	00	Comisiones y gastos bancarios	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	27.867.258	0	0	0	0	0	27.867.258
403	09	01	00	Viáticos y pasajes dentro del país	12.412.000	0	0	0	0	0	12.412.000
403	09	02	00	Viáticos y pasajes fuera del país	15.455.258	0	0	0	0	0	15.455.258
403	10	00	00	Servicios profesionales y técnicos	6.990.300	0	0	0	0	0	6.990.300
403	10	01	00	Servicios jurídicos	50.000	0	0	0	0	0	50.000
403	10	03	00	Servicios de procesamiento de datos	335.100	0	0	0	0	0	335.100
403	10	06	00	Servicios de veterinaria	110.000	0	0	0	0	0	110.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.070.000	0	0	0	0	0	1.070.000
403	10	09	00	Servicios de lavandería y tintorería	990.000	0	0	0	0	0	990.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.435.200	0	0	0	0	0	1.435.200
403	10	99	00	Otros servicios profesionales y técnicos	3.000.000	0	0	0	0	0	3.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.178.519	0	0	0	0	0	9.178.519

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.174.519	0	0	0	0	0	5.174.519
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	401.500	0	0	0	0	0	401.500
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	77.500	0	0	0	0	0	77.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.520.000	0	0	0	0	0	3.520.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	12	00	00	Conservación y reparaciones menores de obras	6.867.496	0	0	0	0	0	6.867.496
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	6.867.496	0	0	0	0	0	6.867.496
403	16	00	00	Servicios de diversión, esparcimiento y culturales	6.313.571	0	0	0	0	0	6.313.571
403	16	01	00	Servicios de diversión, esparcimiento y culturales	6.313.571	0	0	0	0	0	6.313.571
403	18	00	00	Impuestos indirectos	28.538.658	0	0	0	0	0	28.538.658
403	18	01	00	Impuesto al valor agregado	28.538.658	0	0	0	0	0	28.538.658
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.631.950	0	0	0	0	0	1.631.950
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.631.950	0	0	0	0	0	1.631.950
403	99	00	00	Otros servicios no personales	4.725.879	0	0	0	0	0	4.725.879
403	99	01	00	Otros servicios no personales	4.725.879	0	0	0	0	0	4.725.879
404	**00**	**00**	**00**	**Activos reales**	**13.474.154**	**0**	**0**	**0**	**0**	**0**	**13.474.154**
404	01	00	00	Repuestos y reparaciones mayores	789.500	0	0	0	0	0	789.500
404	01	01	00	Repuestos mayores	789.500	0	0	0	0	0	789.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	24.500	0	0	0	0	0	24.500
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	765.000	0	0	0	0	0	765.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.330.000	0	0	0	0	0	1.330.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	250.000	0	0	0	0	0	250.000
404	03	05	00	Maquinaria y equipos industriales y de taller	750.000	0	0	0	0	0	750.000
404	03	06	00	Maquinaria y equipos de energía	320.000	0	0	0	0	0	320.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
404	04	00	00	Equipos de transporte, tracción y elevación	5.240.000	0	0	0	0	0	5.240.000
404	04	01	00	Vehículos automotores terrestres	5.240.000	0	0	0	0	0	5.240.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	602.126	0	0	0	0	0	602.126
404	05	01	00	Equipos de telecomunicaciones	552.126	0	0	0	0	0	552.126
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	30.000	0	0	0	0	0	30.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	30.000	0	0	0	0	0	30.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	507.958	0	0	0	0	0	507.958
404	07	01	00	Equipos científicos y de laboratorio	15.000	0	0	0	0	0	15.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	60.000	0	0	0	0	0	60.000
404	07	03	00	Obras de arte	15.000	0	0	0	0	0	15.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	10.000	0	0	0	0	0	10.000
404	07	06	00	Instrumentos musicales y equipos de audio	50.000	0	0	0	0	0	50.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	357.958	0	0	0	0	0	357.958
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.939.570	0	0	0	0	0	4.939.570
404	09	01	00	Mobiliario y equipos de oficina	2.651.277	0	0	0	0	0	2.651.277
404	09	02	00	Equipos de computación	1.214.385	0	0	0	0	0	1.214.385
404	09	03	00	Mobiliario y equipos de alojamiento	873.908	0	0	0	0	0	873.908
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	12	00	00	Activos intangibles	35.000	0	0	0	0	0	35.000
404	12	04	00	Paquetes y programas de computación	35.000	0	0	0	0	0	35.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**1.600.000**	**0**	**0**	**0**	**0**	**0**	**1.600.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	1.600.000	0	0	0	0	0	1.600.000
406	01	01	00	Gastos de defensa y seguridad del Estado	1.600.000	0	0	0	0	0	1.600.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.892.261.049**	**783.565.496**	**0**	**0**	**0**	**0**	**4.675.826.545**
407	01	00	00	Transferencias y donaciones corrientes internas	3.892.261.049	0	0	0	0	0	3.892.261.049
407	01	01	00	Transferencias corrientes internas al sector privado	214.594.436	0	0	0	0	0	214.594.436
407	01	01	01	Pensiones del personal empleado, obrero y militar	113.916.903	0	0	0	0	0	113.916.903
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	12.836.019	0	0	0	0	0	12.836.019
407	01	01	03	Becas escolares	36.720.000	0	0	0	0	0	36.720.000
407	01	01	04	Becas universitarias en el país	9.180.000	0	0	0	0	0	9.180.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.053.726	0	0	0	0	0	2.053.726
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	943.035	0	0	0	0	0	943.035
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	6.041.144	0	0	0	0	0	6.041.144
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.913.824	0	0	0	0	0	5.913.824
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	4.135.019	0	0	0	0	0	4.135.019

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.925.404	0	0	0	0	0	1.925.404
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	10.273.138	0	0	0	0	0	10.273.138
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	10.656.224	0	0	0	0	0	10.656.224
407	01	02	00	Donaciones corrientes internas al sector privado	94.496.931	0	0	0	0	0	94.496.931
407	01	02	01	Donaciones corrientes a personas	94.496.931	0	0	0	0	0	94.496.931
407	01	03	00	Transferencias corrientes internas al sector público	3.580.847.761	0	0	0	0	0	3.580.847.761
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.540.593.393	0	0	0	0	0	3.540.593.393
407	01	03	99	Otras transferencias corrientes internas al sector público	40.254.368	0	0	0	0	0	40.254.368
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	387.283	0	0	0	0	0	387.283
407	01	05	02	Pensiones del personal de alto nivel y de dirección	127.765	0	0	0	0	0	127.765
407	01	05	07	Aguinaldos del personal pensionado de alto nivel y de dirección	33.941	0	0	0	0	0	33.941
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	19.165	0	0	0	0	0	19.165
407	01	05	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección	107.020	0	0	0	0	0	107.020
407	01	05	99	Otras subvenciones socio-económicas del personal pensionado de alto nivel y de dirección	99.392	0	0	0	0	0	99.392
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	1.934.638	0	0	0	0	0	1.934.638
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	640.412	0	0	0	0	0	640.412
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	166.103	0	0	0	0	0	166.103
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	96.062	0	0	0	0	0	96.062
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	535.100	0	0	0	0	0	535.100
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	496.961	0	0	0	0	0	496.961
407	03	00	00	Transferencias y donaciones de capital internas	0	783.565.496	0	0	0	0	783.565.496
407	03	03	00	Transferencias de capital internas al sector público	0	783.565.496	0	0	0	0	783.565.496
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	783.565.496	0	0	0	0	783.565.496
				Totales	**4.723.700.000**	**783.565.496**	**0**	**0**	**0**	**0**	**5.507.265.496**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118529 370039000 SERVICIO DE SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO PRESIDENCIAL

OBJETIVO DEL PROYECTO: PRESTAR SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y A SUS FAMILIARES DENTRO Y FUERA DEL PAÍS.

UNIDAD DE MEDIDA: SERVICIO

META: 365

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**11.135.520**	**0**	**0**	**0**	**0**	**0**	**11.135.520**
401	04	00	00	Complementos de sueldos y salarios	11.135.520	0	0	0	0	0	11.135.520
401	04	96	00	Otros complementos a empleados	7.575.360	0	0	0	0	0	7.575.360
401	04	97	00	Otros complementos a obreros	3.560.160	0	0	0	0	0	3.560.160
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.075.142**	**0**	**0**	**0**	**0**	**0**	**6.075.142**
402	01	00	00	Productos alimenticios y agropecuarios	551.500	0	0	0	0	0	551.500
402	01	01	00	Alimentos y bebidas para personas	271.500	0	0	0	0	0	271.500
402	01	02	00	Alimentos para animales	280.000	0	0	0	0	0	280.000
402	02	00	00	Productos de minas, canteras y yacimientos	102.000	0	0	0	0	0	102.000
402	02	05	00	Piedra, arcilla, arena y tierra	102.000	0	0	0	0	0	102.000
402	03	00	00	Textiles y vestuarios	933.748	0	0	0	0	0	933.748
402	03	01	00	Textiles	250.000	0	0	0	0	0	250.000
402	03	02	00	Prendas de vestir	683.748	0	0	0	0	0	683.748
402	04	00	00	Productos de cuero y caucho	332.990	0	0	0	0	0	332.990
402	04	03	00	Cauchos y tripas para vehículos	332.990	0	0	0	0	0	332.990
402	05	00	00	Productos de papel, cartón e impresos	433.448	0	0	0	0	0	433.448
402	05	01	00	Pulpa de madera, papel y cartón	11.500	0	0	0	0	0	11.500
402	05	02	00	Envases y cajas de papel y cartón	500	0	0	0	0	0	500
402	05	03	00	Productos de papel y cartón para oficina	410.448	0	0	0	0	0	410.448
402	05	06	00	Productos de papel y cartón para computación	11.000	0	0	0	0	0	11.000
402	06	00	00	Productos químicos y derivados	380.350	0	0	0	0	0	380.350
402	06	03	00	Tintas, pinturas y colorantes	267.350	0	0	0	0	0	267.350
402	06	06	00	Combustibles y lubricantes	107.000	0	0	0	0	0	107.000
402	06	08	00	Productos plásticos	6.000	0	0	0	0	0	6.000
402	08	00	00	Productos metálicos	2.287.000	0	0	0	0	0	2.287.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.000	0	0	0	0	0	2.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.285.000	0	0	0	0	0	2.285.000
402	10	00	00	Productos varios y útiles diversos	1.054.106	0	0	0	0	0	1.054.106

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118529 370039000 SERVICIO DE SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO PRESIDENCIAL

OBJETIVO DEL PROYECTO: PRESTAR SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y A SUS FAMILIARES DENTRO Y FUERA DEL PAÍS.

UNIDAD DE MEDIDA: SERVICIO

META: 365

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	180.106	0	0	0	0	0	180.106
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.000	0	0	0	0	0	16.000
402	10	06	00	Condecoraciones, ofrendas y similares	140.000	0	0	0	0	0	140.000
402	10	08	00	Materiales para equipos de computación	715.000	0	0	0	0	0	715.000
402	10	11	00	Materiales eléctricos	3.000	0	0	0	0	0	3.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.921.818**	**0**	**0**	**0**	**0**	**0**	**6.921.818**
403	09	00	00	Viáticos y pasajes	3.209.258	0	0	0	0	0	3.209.258
403	09	01	00	Viáticos y pasajes dentro del país	1.540.000	0	0	0	0	0	1.540.000
403	09	02	00	Viáticos y pasajes fuera del país	1.669.258	0	0	0	0	0	1.669.258
403	10	00	00	Servicios profesionales y técnicos	120.000	0	0	0	0	0	120.000
403	10	09	00	Servicios de lavandería y tintorería	120.000	0	0	0	0	0	120.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.903.017	0	0	0	0	0	2.903.017
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.903.017	0	0	0	0	0	2.903.017
403	18	00	00	Impuestos indirectos	689.543	0	0	0	0	0	689.543
403	18	01	00	Impuesto al valor agregado	689.543	0	0	0	0	0	689.543
404	**00**	**00**	**00**	**Activos reales**	**267.520**	**0**	**0**	**0**	**0**	**0**	**267.520**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	267.520	0	0	0	0	0	267.520
404	09	01	00	Mobiliario y equipos de oficina	80.000	0	0	0	0	0	80.000
404	09	02	00	Equipos de computación	87.112	0	0	0	0	0	87.112
404	09	03	00	Mobiliario y equipos de alojamiento	100.408	0	0	0	0	0	100.408
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**1.600.000**	**0**	0	0	**0**	0	**1.600.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	1.600.000	0	0	0	0	0	1.600.000
406	01	01	00	Gastos de defensa y seguridad del Estado	1.600.000	0	0	0	0	0	1.600.000
				Totales	**26.000.000**	**0**	**0**	**0**	**0**	**0**	**26.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118529 370039000 SERVICIO DE SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO PRESIDENCIAL

OBJETIVO DEL PROYECTO: PRESTAR SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y A SUS FAMILIARES DENTRO Y FUERA DEL PAÍS.

UNIDAD DE MEDIDA: SERVICIO

META: 365

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118529 370039000 SERVICIO DE SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO PRESIDENCIAL

OBJETIVO DEL PROYECTO: PRESTAR SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y A SUS FAMILIARES DENTRO Y FUERA DEL PAÍS.

UNIDAD DE MEDIDA: SERVICIO **META:** 365

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370039001 PRESTAR SEGURIDAD AL CIUDADANO PRESIDENTE , A SUS FAMILIARES , A LAS ALTAS PERSONALIDADES, DIGNATARIOS , JEFES DE ESTADO Y DE GOBIERNO QUE VISITAN AL PAÍS.

UNIDAD DE MEDIDA: SERVICIO **META:** 365

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**9.697.728**	**0**	**0**	**0**	**0**	0	**9.697.728**
401	04	00	00	Complementos de sueldos y salarios	9.697.728	0	0	0	0	0	9.697.728
401	04	96	00	Otros complementos a empleados	7.410.432	0	0	0	0	0	7.410.432
401	04	97	00	Otros complementos a obreros	2.287.296	0	0	0	0	0	2.287.296
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.904.138**	**0**	**0**	**0**	**0**	0	**1.904.138**
402	01	00	00	Productos alimenticios y agropecuarios	386.500	0	0	0	0	0	386.500
402	01	01	00	Alimentos y bebidas para personas	106.500	0	0	0	0	0	106.500
402	01	02	00	Alimentos para animales	280.000	0	0	0	0	0	280.000
402	03	00	00	Textiles y vestuarios	150.000	0	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	150.000	0	0	0	0	0	150.000
402	04	00	00	Productos de cuero y caucho	146.990	0	0	0	0	0	146.990
402	04	03	00	Cauchos y tripas para vehículos	146.990	0	0	0	0	0	146.990
402	05	00	00	Productos de papel, cartón e impresos	160.948	0	0	0	0	0	160.948
402	05	01	00	Pulpa de madera, papel y cartón	10.500	0	0	0	0	0	10.500
402	05	03	00	Productos de papel y cartón para oficina	150.448	0	0	0	0	0	150.448
402	06	00	00	Productos químicos y derivados	122.350	0	0	0	0	0	122.350
402	06	03	00	Tintas, pinturas y colorantes	27.350	0	0	0	0	0	27.350
402	06	06	00	Combustibles y lubricantes	95.000	0	0	0	0	0	95.000
402	08	00	00	Productos metálicos	235.000	0	0	0	0	0	235.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	235.000	0	0	0	0	0	235.000
402	10	00	00	Productos varios y útiles diversos	702.350	0	0	0	0	0	702.350
402	10	02	00	Materiales y útiles de limpieza y aseo	127.350	0	0	0	0	0	127.350
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	06	00	Condecoraciones, ofrendas y similares	140.000	0	0	0	0	0	140.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118529 370039000 SERVICIO DE SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO PRESIDENCIAL

OBJETIVO DEL PROYECTO: PRESTAR SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y A SUS FAMILIARES DENTRO Y FUERA DEL PAÍS.

UNIDAD DE MEDIDA: SERVICIO

META: 365

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 370039001 PRESTAR SEGURIDAD AL CIUDADANO PRESIDENTE , A SUS FAMILIARES , A LAS ALTAS PERSONALIDADES, DIGNATARIOS , JEFES DE ESTADO Y DE GOBIERNO QUE VISITAN AL PAÍS.

UNIDAD DE MEDIDA: SERVICIO

META: 365

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	425.000	0	0	0	0	0	425.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.647.305**	**0**	**0**	**0**	**0**	**0**	**3.647.305**
403	09	00	00	Viáticos y pasajes	2.709.258	0	0	0	0	0	2.709.258
403	09	01	00	Viáticos y pasajes dentro del país	1.040.000	0	0	0	0	0	1.040.000
403	09	02	00	Viáticos y pasajes fuera del país	1.669.258	0	0	0	0	0	1.669.258
403	10	00	00	Servicios profesionales y técnicos	120.000	0	0	0	0	0	120.000
403	10	09	00	Servicios de lavandería y tintorería	120.000	0	0	0	0	0	120.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	420.000	0	0	0	0	0	420.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	420.000	0	0	0	0	0	420.000
403	18	00	00	Impuestos indirectos	398.047	0	0	0	0	0	398.047
403	18	01	00	Impuesto al valor agregado	398.047	0	0	0	0	0	398.047
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	400.000	0	0	0	0	0	400.000
406	01	01	00	Gastos de defensa y seguridad del Estado	400.000	0	0	0	0	0	400.000
				Totales	**15.649.171**	**0**	**0**	**0**	**0**	**0**	**15.649.171**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118529 370039000 SERVICIO DE SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO PRESIDENCIAL

OBJETIVO DEL PROYECTO: PRESTAR SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y A SUS FAMILIARES DENTRO Y FUERA DEL PAÍS.

UNIDAD DE MEDIDA: SERVICIO **META:** 365

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370039002 CUSTODIAR LAS INSTALACIONES PRESIDENCIALES Y DONDE EL PRESIDENTE REALICE SUS ACTIVIDADES.

UNIDAD DE MEDIDA: DÍA **META:** 365

RESPONSABLE/EJECUTOR: BRIGADA DE LA GUARDIA DE HONOR PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.364.352**	**0**	**0**	**0**	**0**	**0**	**1.364.352**
401	04	00	00	Complementos de sueldos y salarios	1.364.352	0	0	0	0	0	1.364.352
401	04	96	00	Otros complementos a empleados	140.448	0	0	0	0	0	140.448
401	04	97	00	Otros complementos a obreros	1.223.904	0	0	0	0	0	1.223.904
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.171.004**	**0**	**0**	**0**	**0**	**0**	**2.171.004**
402	01	00	00	Productos alimenticios y agropecuarios	165.000	0	0	0	0	0	165.000
402	01	01	00	Alimentos y bebidas para personas	165.000	0	0	0	0	0	165.000
402	02	00	00	Productos de minas, canteras y yacimientos	102.000	0	0	0	0	0	102.000
402	02	05	00	Piedra, arcilla, arena y tierra	102.000	0	0	0	0	0	102.000
402	03	00	00	Textiles y vestuarios	783.748	0	0	0	0	0	783.748
402	03	01	00	Textiles	250.000	0	0	0	0	0	250.000
402	03	02	00	Prendas de vestir	533.748	0	0	0	0	0	533.748
402	04	00	00	Productos de cuero y caucho	186.000	0	0	0	0	0	186.000
402	04	03	00	Cauchos y tripas para vehículos	186.000	0	0	0	0	0	186.000
402	05	00	00	Productos de papel, cartón e impresos	272.500	0	0	0	0	0	272.500
402	05	01	00	Pulpa de madera, papel y cartón	1.000	0	0	0	0	0	1.000
402	05	02	00	Envases y cajas de papel y cartón	500	0	0	0	0	0	500
402	05	03	00	Productos de papel y cartón para oficina	260.000	0	0	0	0	0	260.000
402	05	06	00	Productos de papel y cartón para computación	11.000	0	0	0	0	0	11.000
402	06	00	00	Productos químicos y derivados	258.000	0	0	0	0	0	258.000
402	06	03	00	Tintas, pinturas y colorantes	240.000	0	0	0	0	0	240.000
402	06	06	00	Combustibles y lubricantes	12.000	0	0	0	0	0	12.000
402	06	08	00	Productos plásticos	6.000	0	0	0	0	0	6.000
402	08	00	00	Productos metálicos	52.000	0	0	0	0	0	52.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118529 370039000 SERVICIO DE SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO PRESIDENCIAL

OBJETIVO DEL PROYECTO: PRESTAR SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y A SUS FAMILIARES DENTRO Y FUERA DEL PAÍS.

UNIDAD DE MEDIDA: SERVICIO **META:** 365

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370039002 CUSTODIAR LAS INSTALACIONES PRESIDENCIALES Y DONDE EL PRESIDENTE REALICE SUS ACTIVIDADES.

UNIDAD DE MEDIDA: DÍA **META:** 365

RESPONSABLE/EJECUTOR: BRIGADA DE LA GUARDIA DE HONOR PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.000	0	0	0	0	0	2.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	351.756	0	0	0	0	0	351.756
402	10	02	00	Materiales y útiles de limpieza y aseo	52.756	0	0	0	0	0	52.756
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.000	0	0	0	0	0	6.000
402	10	08	00	Materiales para equipos de computación	290.000	0	0	0	0	0	290.000
402	10	11	00	Materiales eléctricos	3.000	0	0	0	0	0	3.000
403	**00**	**00**	**00**	**Servicios no personales**	**791.496**	**0**	**0**	**0**	**0**	0	**791.496**
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	0	500.000
403	09	01	00	Viáticos y pasajes dentro del país	500.000	0	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	291.496	0	0	0	0	0	291.496
403	18	01	00	Impuesto al valor agregado	291.496	0	0	0	0	0	291.496
404	**00**	**00**	**00**	**Activos reales**	**267.520**	**0**	**0**	**0**	**0**	0	**267.520**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	267.520	0	0	0	0	0	267.520
404	09	01	00	Mobiliario y equipos de oficina	80.000	0	0	0	0	0	80.000
404	09	02	00	Equipos de computación	87.112	0	0	0	0	0	87.112
404	09	03	00	Mobiliario y equipos de alojamiento	100.408	0	0	0	0	0	100.408
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**800.000**	**0**	**0**	**0**	**0**	0	**800.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	800.000	0	0	0	0	0	800.000
406	01	01	00	Gastos de defensa y seguridad del Estado	800.000	0	0	0	0	0	800.000
				Totales	**5.394.372**	**0**	**0**	**0**	**0**	0	**5.394.372**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118529 370039000 SERVICIO DE SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO PRESIDENCIAL

OBJETIVO DEL PROYECTO: PRESTAR SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y A SUS FAMILIARES DENTRO Y FUERA DEL PAÍS.

UNIDAD DE MEDIDA: SERVICIO

META: 365

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 370039003 PRESTAR SERVICIOS DE TRANSPORTE AÉREO NACIONAL E INTERNACIONAL AL CIUDADANO PRESIDENTE A SUS FAMILIARES , ASÍ COMO TAMBIÉN A LOS DIGNATARIOS Y ALTAS PERSONALIDADES A SOLICITUD DEL PRESIDENTE

UNIDAD DE MEDIDA: SERVICIO

META: 365

RESPONSABLE/EJECUTOR: TRANSPORTE AÉREO PRESIDENCIAL N° 4

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**73.440**	**0**	**0**	**0**	**0**	**0**	**73.440**
401	04	00	00	Complementos de sueldos y salarios	73.440	0	0	0	0	0	73.440
401	04	96	00	Otros complementos a empleados	24.480	0	0	0	0	0	24.480
401	04	97	00	Otros complementos a obreros	48.960	0	0	0	0	0	48.960
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
402	08	00	00	Productos metálicos	2.000.000	0	0	0	0	0	2.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.000.000	0	0	0	0	0	2.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.483.017**	**0**	**0**	**0**	**0**	**0**	**2.483.017**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.483.017	0	0	0	0	0	2.483.017
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.483.017	0	0	0	0	0	2.483.017
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	400.000	0	0	0	0	0	400.000
406	01	01	00	Gastos de defensa y seguridad del Estado	400.000	0	0	0	0	0	400.000
				Totales	**4.956.457**	**0**	**0**	**0**	**0**	**0**	**4.956.457**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118644 370040000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ASESORAR EN MATERIA DE SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN AL CONSEJO DE DEFENSA DE LA NACIÓN Y LAS DIFERENTES INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL, EN LOS ÁMBITOS ECONÓMICO, POLÍTICO, SOCIAL, CULTURAL, GEOGRÁFICO, AMBIENTAL, MILITAR E INTERNACIONAL.

UNIDAD DE MEDIDA: INFORME

META: 499

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**29.012.566**	0	0	0	0	0	**29.012.566**
401	01	00	00	Sueldos, salarios y otras retribuciones	11.417.516	0	0	0	0	0	11.417.516
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	983.256	0	0	0	0	0	983.256
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	277.272	0	0	0	0	0	277.272
401	01	18	00	Remuneraciones al personal contratado	180.024	0	0	0	0	0	180.024
401	01	99	00	Otras retribuciones	9.976.964	0	0	0	0	0	9.976.964
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.221.420	0	0	0	0	0	1.221.420
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	972.765	0	0	0	0	0	972.765
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	248.655	0	0	0	0	0	248.655
401	03	00	00	Primas	2.195.503	0	0	0	0	0	2.195.503
401	03	01	00	Primas por mérito a empleados	302.400	0	0	0	0	0	302.400
401	03	03	00	Primas por hogar a empleados	168.000	0	0	0	0	0	168.000
401	03	04	00	Primas por hijos a empleados	55.540	0	0	0	0	0	55.540
401	03	08	00	Primas de profesionalización a empleados	91.899	0	0	0	0	0	91.899
401	03	09	00	Primas por antigüedad a empleados	775.980	0	0	0	0	0	775.980
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	491.404	0	0	0	0	0	491.404
401	03	16	00	Primas por mérito a obreros	95.040	0	0	0	0	0	95.040
401	03	18	00	Primas por hogar a obreros	47.520	0	0	0	0	0	47.520
401	03	19	00	Primas por hijos de obreros	19.800	0	0	0	0	0	19.800
401	03	21	00	Primas por antigüedad a obreros	134.400	0	0	0	0	0	134.400
401	03	22	00	Primas de profesionalización a obreros	1.520	0	0	0	0	0	1.520
401	03	39	00	Primas por hijos al personal contratado	6.000	0	0	0	0	0	6.000
401	03	41	00	Primas por antigüedad al personal contratado	6.000	0	0	0	0	0	6.000
401	04	00	00	Complementos de sueldos y salarios	3.354.264	0	0	0	0	0	3.354.264
401	04	06	00	Complemento a empleados por comisión de servicios	605.664	0	0	0	0	0	605.664
401	04	08	00	Bono compensatorio de alimentación a empleados	1.973.000	0	0	0	0	0	1.973.000
401	04	18	00	Bono compensatorio de alimentación a obreros	523.600	0	0	0	0	0	523.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	252.000	0	0	0	0	0	252.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118644 370040000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ASESORAR EN MATERIA DE SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN AL CONSEJO DE DEFENSA DE LA NACIÓN Y LAS DIFERENTES INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL, EN LOS ÁMBITOS ECONÓMICO, POLÍTICO, SOCIAL, CULTURAL, GEOGRÁFICO, AMBIENTAL, MILITAR E INTERNACIONAL.

UNIDAD DE MEDIDA: INFORME

META: 499

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.763.593	0	0	0	0	0	2.763.593
401	05	01	00	Aguinaldos a empleados	2.030.398	0	0	0	0	0	2.030.398
401	05	03	00	Bono vacacional a empleados	300.337	0	0	0	0	0	300.337
401	05	04	00	Aguinaldos a obreros	228.174	0	0	0	0	0	228.174
401	05	06	00	Bono vacacional a obreros	63.978	0	0	0	0	0	63.978
401	05	07	00	Aguinaldos al personal contratado	136.706	0	0	0	0	0	136.706
401	05	08	00	Bono vacacional al personal contratado	4.000	0	0	0	0	0	4.000
401	06	00	00	Aportes patronales y legales	499.398	0	0	0	0	0	499.398
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	221.934	0	0	0	0	0	221.934
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	62.267	0	0	0	0	0	62.267
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	48.974	0	0	0	0	0	48.974
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	46.139	0	0	0	0	0	46.139
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	56.243	0	0	0	0	0	56.243
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	16.248	0	0	0	0	0	16.248
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	10.832	0	0	0	0	0	10.832
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	11.516	0	0	0	0	0	11.516
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	21.361	0	0	0	0	0	21.361
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	3.884	0	0	0	0	0	3.884
401	07	00	00	Asistencia socio-económica	5.029.239	0	0	0	0	0	5.029.239
401	07	01	00	Capacitación y adiestramiento a empleados	15.000	0	0	0	0	0	15.000
401	07	02	00	Becas a empleados	431.640	0	0	0	0	0	431.640
401	07	03	00	Ayudas por matrimonio a empleados	100	0	0	0	0	0	100
401	07	04	00	Ayudas por nacimiento de hijos a empleados	200	0	0	0	0	0	200
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	985.600	0	0	0	0	0	985.600
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	337.602	0	0	0	0	0	337.602
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.200.000	0	0	0	0	0	1.200.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	237.300	0	0	0	0	0	237.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118644 370040000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ASESORAR EN MATERIA DE SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN AL CONSEJO DE DEFENSA DE LA NACIÓN Y LAS DIFERENTES INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL, EN LOS ÁMBITOS ECONÓMICO, POLÍTICO, SOCIAL, CULTURAL, GEOGRÁFICO, AMBIENTAL, MILITAR E INTERNACIONAL.

UNIDAD DE MEDIDA: INFORME

META: 499

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	181.200	0	0	0	0	0	181.200
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	225.000	0	0	0	0	0	225.000
401	07	17	00	Capacitación y adiestramiento a obreros	3.000	0	0	0	0	0	3.000
401	07	18	00	Becas a obreros	136.080	0	0	0	0	0	136.080
401	07	19	00	Ayudas por matrimonio de obreros	100	0	0	0	0	0	100
401	07	20	00	Ayudas por nacimiento de hijos de obreros	200	0	0	0	0	0	200
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	285.000	0	0	0	0	0	285.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	122.317	0	0	0	0	0	122.317
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	550.000	0	0	0	0	0	550.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	88.200	0	0	0	0	0	88.200
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	100.700	0	0	0	0	0	100.700
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	90.000	0	0	0	0	0	90.000
401	07	96	00	Otras subvenciones a empleados	30.000	0	0	0	0	0	30.000
401	07	97	00	Otras subvenciones a obreros	10.000	0	0	0	0	0	10.000
401	08	00	00	Prestaciones sociales e indemnizaciones	2.103.633	0	0	0	0	0	2.103.633
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.618.930	0	0	0	0	0	1.618.930
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	370.782	0	0	0	0	0	370.782
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	113.921	0	0	0	0	0	113.921
401	96	00	00	Otros gastos del personal empleado	428.000	0	0	0	0	0	428.000
401	96	01	00	Otros gastos del personal empleado	428.000	0	0	0	0	0	428.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**905.900**	**0**	**0**	**0**	**0**	**0**	**905.900**
402	01	00	00	Productos alimenticios y agropecuarios	86.000	0	0	0	0	0	86.000
402	01	01	00	Alimentos y bebidas para personas	86.000	0	0	0	0	0	86.000
402	04	00	00	Productos de cuero y caucho	11.500	0	0	0	0	0	11.500
402	04	03	00	Cauchos y tripas para vehículos	11.500	0	0	0	0	0	11.500
402	05	00	00	Productos de papel, cartón e impresos	237.000	0	0	0	0	0	237.000
402	05	01	00	Pulpa de madera, papel y cartón	35.000	0	0	0	0	0	35.000
402	05	02	00	Envases y cajas de papel y cartón	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118644 370040000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ASESORAR EN MATERIA DE SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN AL CONSEJO DE DEFENSA DE LA NACIÓN Y LAS DIFERENTES INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL, EN LOS ÁMBITOS ECONÓMICO, POLÍTICO, SOCIAL, CULTURAL, GEOGRÁFICO, AMBIENTAL, MILITAR E INTERNACIONAL.

UNIDAD DE MEDIDA: INFORME

META: 499

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	60.000	0	0	0	0	0	60.000
402	05	04	00	Libros, revistas y periódicos	12.000	0	0	0	0	0	12.000
402	05	06	00	Productos de papel y cartón para computación	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	35.000	0	0	0	0	0	35.000
402	06	03	00	Tintas, pinturas y colorantes	15.000	0	0	0	0	0	15.000
402	06	05	00	Productos de tocador	5.000	0	0	0	0	0	5.000
402	06	08	00	Productos plásticos	15.000	0	0	0	0	0	15.000
402	08	00	00	Productos metálicos	45.000	0	0	0	0	0	45.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	25.000	0	0	0	0	0	25.000
402	08	10	00	Repuestos y accesorios para otros equipos	5.000	0	0	0	0	0	5.000
402	08	99	00	Otros productos metálicos	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	491.400	0	0	0	0	0	491.400
402	10	02	00	Materiales y útiles de limpieza y aseo	103.000	0	0	0	0	0	103.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	0	100.000
402	10	06	00	Condecoraciones, ofrendas y similares	15.000	0	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	256.400	0	0	0	0	0	256.400
402	10	11	00	Materiales eléctricos	15.000	0	0	0	0	0	15.000
402	10	12	00	Materiales para instalaciones sanitarias	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.094.763**	**0**	**0**	**0**	**0**	**0**	**3.094.763**
403	04	00	00	Servicios básicos	93.600	0	0	0	0	0	93.600
403	04	04	00	Teléfonos	21.600	0	0	0	0	0	21.600
403	04	05	00	Servicio de comunicaciones	72.000	0	0	0	0	0	72.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	2.000	0	0	0	0	0	2.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	2.000	0	0	0	0	0	2.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	90.000	0	0	0	0	0	90.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118644 370040000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ASESORAR EN MATERIA DE SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN AL CONSEJO DE DEFENSA DE LA NACIÓN Y LAS DIFERENTES INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL, EN LOS ÁMBITOS ECONÓMICO, POLÍTICO, SOCIAL, CULTURAL, GEOGRÁFICO, AMBIENTAL, MILITAR E INTERNACIONAL.

UNIDAD DE MEDIDA: INFORME

META: 499

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	70.000	0	0	0	0	0	70.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	130.000	0	0	0	0	0	130.000
403	08	01	00	Primas y gastos de seguros	120.000	0	0	0	0	0	120.000
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	256.000	0	0	0	0	0	256.000
403	09	01	00	Viáticos y pasajes dentro del país	70.000	0	0	0	0	0	70.000
403	09	02	00	Viáticos y pasajes fuera del país	186.000	0	0	0	0	0	186.000
403	10	00	00	Servicios profesionales y técnicos	1.480.200	0	0	0	0	0	1.480.200
403	10	03	00	Servicios de procesamiento de datos	5.000	0	0	0	0	0	5.000
403	10	07	00	Servicios de capacitación y adiestramiento	35.000	0	0	0	0	0	35.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.435.200	0	0	0	0	0	1.435.200
403	10	99	00	Otros servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	91.500	0	0	0	0	0	91.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.500	0	0	0	0	0	1.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	35.000	0	0	0	0	0	35.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	385.000	0	0	0	0	0	385.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	385.000	0	0	0	0	0	385.000
403	18	00	00	Impuestos indirectos	246.025	0	0	0	0	0	246.025
403	18	01	00	Impuesto al valor agregado	246.025	0	0	0	0	0	246.025
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	130.438	0	0	0	0	0	130.438
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	130.438	0	0	0	0	0	130.438
403	99	00	00	Otros servicios no personales	190.000	0	0	0	0	0	190.000
403	99	01	00	Otros servicios no personales	190.000	0	0	0	0	0	190.000
404	**00**	**00**	**00**	**Activos reales**	**35.000**	**0**	**0**	**0**	**0**	**0**	**35.000**
404	12	00	00	Activos intangibles	35.000	0	0	0	0	0	35.000
404	12	04	00	Paquetes y programas de computación	35.000	0	0	0	0	0	35.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118644 370040000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ASESORAR EN MATERIA DE SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN AL CONSEJO DE DEFENSA DE LA NACIÓN Y LAS DIFERENTES INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL, EN LOS ÁMBITOS ECONÓMICO, POLÍTICO, SOCIAL, CULTURAL, GEOGRÁFICO, AMBIENTAL, MILITAR E INTERNACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 499

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.467.434**	**0**	**0**	**0**	**0**	**0**	**1.467.434**
407	01	00	00	Transferencias y donaciones corrientes internas	1.467.434	0	0	0	0	0	1.467.434
407	01	01	00	Transferencias corrientes internas al sector privado	1.467.434	0	0	0	0	0	1.467.434
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	479.942	0	0	0	0	0	479.942
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	186.000	0	0	0	0	0	186.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	71.992	0	0	0	0	0	71.992
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	335.500	0	0	0	0	0	335.500
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	394.000	0	0	0	0	0	394.000
				Totales	**34.515.663**	**0**	**0**	**0**	**0**	**0**	**34.515.663**

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118644 370040000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ASESORAR EN MATERIA DE SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN AL CONSEJO DE DEFENSA DE LA NACIÓN Y LAS DIFERENTES INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL, EN LOS ÁMBITOS ECONÓMICO, POLÍTICO, SOCIAL, CULTURAL, GEOGRÁFICO, AMBIENTAL, MILITAR E INTERNACIONAL.

UNIDAD DE MEDIDA: INFORME

META: 499

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118644 370040000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ASESORAR EN MATERIA DE SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN AL CONSEJO DE DEFENSA DE LA NACIÓN Y LAS DIFERENTES INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL, EN LOS ÁMBITOS ECONÓMICO, POLÍTICO, SOCIAL, CULTURAL, GEOGRÁFICO, AMBIENTAL, MILITAR E INTERNACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 499

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370040001 RECOPILACIÓN Y EVALUACIÓN DE LOS SECTORES NACIONAL E INTERNACIONAL QUE AFECTEN EL DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 204

RESPONSABLE/EJECUTOR: SECODENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**29.012.566**	0	0	0	0	0	**29.012.566**
401	01	00	00	Sueldos, salarios y otras retribuciones	11.417.516	0	0	0	0	0	11.417.516
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	983.256	0	0	0	0	0	983.256
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	277.272	0	0	0	0	0	277.272
401	01	18	00	Remuneraciones al personal contratado	180.024	0	0	0	0	0	180.024
401	01	99	00	Otras retribuciones	9.976.964	0	0	0	0	0	9.976.964
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.221.420	0	0	0	0	0	1.221.420
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	972.765	0	0	0	0	0	972.765
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	248.655	0	0	0	0	0	248.655
401	03	00	00	Primas	2.195.503	0	0	0	0	0	2.195.503
401	03	01	00	Primas por mérito a empleados	302.400	0	0	0	0	0	302.400
401	03	03	00	Primas por hogar a empleados	168.000	0	0	0	0	0	168.000
401	03	04	00	Primas por hijos a empleados	55.540	0	0	0	0	0	55.540
401	03	08	00	Primas de profesionalización a empleados	91.899	0	0	0	0	0	91.899
401	03	09	00	Primas por antigüedad a empleados	775.980	0	0	0	0	0	775.980
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	491.404	0	0	0	0	0	491.404
401	03	16	00	Primas por mérito a obreros	95.040	0	0	0	0	0	95.040
401	03	18	00	Primas por hogar a obreros	47.520	0	0	0	0	0	47.520
401	03	19	00	Primas por hijos de obreros	19.800	0	0	0	0	0	19.800
401	03	21	00	Primas por antigüedad a obreros	134.400	0	0	0	0	0	134.400
401	03	22	00	Primas de profesionalización a obreros	1.520	0	0	0	0	0	1.520
401	03	39	00	Primas por hijos al personal contratado	6.000	0	0	0	0	0	6.000
401	03	41	00	Primas por antigüedad al personal contratado	6.000	0	0	0	0	0	6.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118644 370040000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ASESORAR EN MATERIA DE SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN AL CONSEJO DE DEFENSA DE LA NACIÓN Y LAS DIFERENTES INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL, EN LOS ÁMBITOS ECONÓMICO, POLÍTICO, SOCIAL, CULTURAL, GEOGRÁFICO, AMBIENTAL, MILITAR E INTERNACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 499

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370040001 RECOPILACIÓN Y EVALUACIÓN DE LOS SECTORES NACIONAL E INTERNACIONAL QUE AFECTEN EL DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 204

RESPONSABLE/EJECUTOR: SECODENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	00	00	Complementos de sueldos y salarios	3.354.264	0	0	0	0	0	3.354.264
401	04	06	00	Complemento a empleados por comisión de servicios	605.664	0	0	0	0	0	605.664
401	04	08	00	Bono compensatorio de alimentación a empleados	1.973.000	0	0	0	0	0	1.973.000
401	04	18	00	Bono compensatorio de alimentación a obreros	523.600	0	0	0	0	0	523.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	252.000	0	0	0	0	0	252.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.763.593	0	0	0	0	0	2.763.593
401	05	01	00	Aguinaldos a empleados	2.030.398	0	0	0	0	0	2.030.398
401	05	03	00	Bono vacacional a empleados	300.337	0	0	0	0	0	300.337
401	05	04	00	Aguinaldos a obreros	228.174	0	0	0	0	0	228.174
401	05	06	00	Bono vacacional a obreros	63.978	0	0	0	0	0	63.978
401	05	07	00	Aguinaldos al personal contratado	136.706	0	0	0	0	0	136.706
401	05	08	00	Bono vacacional al personal contratado	4.000	0	0	0	0	0	4.000
401	06	00	00	Aportes patronales y legales	499.398	0	0	0	0	0	499.398
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	221.934	0	0	0	0	0	221.934
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	62.267	0	0	0	0	0	62.267
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	48.974	0	0	0	0	0	48.974
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	46.139	0	0	0	0	0	46.139
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	56.243	0	0	0	0	0	56.243
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	16.248	0	0	0	0	0	16.248
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	10.832	0	0	0	0	0	10.832
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	11.516	0	0	0	0	0	11.516
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	21.361	0	0	0	0	0	21.361
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	3.884	0	0	0	0	0	3.884

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118644 370040000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ASESORAR EN MATERIA DE SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN AL CONSEJO DE DEFENSA DE LA NACIÓN Y LAS DIFERENTES INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL, EN LOS ÁMBITOS ECONÓMICO, POLÍTICO, SOCIAL, CULTURAL, GEOGRÁFICO, AMBIENTAL, MILITAR E INTERNACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 499

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370040001 RECOPILACIÓN Y EVALUACIÓN DE LOS SECTORES NACIONAL E INTERNACIONAL QUE AFECTEN EL DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 204

RESPONSABLE/EJECUTOR: SECODENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	5.029.239	0	0	0	0	0	5.029.239
401	07	01	00	Capacitación y adiestramiento a empleados	15.000	0	0	0	0	0	15.000
401	07	02	00	Becas a empleados	431.640	0	0	0	0	0	431.640
401	07	03	00	Ayudas por matrimonio a empleados	100	0	0	0	0	0	100
401	07	04	00	Ayudas por nacimiento de hijos a empleados	200	0	0	0	0	0	200
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	985.600	0	0	0	0	0	985.600
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	337.602	0	0	0	0	0	337.602
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.200.000	0	0	0	0	0	1.200.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	237.300	0	0	0	0	0	237.300
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	181.200	0	0	0	0	0	181.200
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	225.000	0	0	0	0	0	225.000
401	07	17	00	Capacitación y adiestramiento a obreros	3.000	0	0	0	0	0	3.000
401	07	18	00	Becas a obreros	136.080	0	0	0	0	0	136.080
401	07	19	00	Ayudas por matrimonio de obreros	100	0	0	0	0	0	100
401	07	20	00	Ayudas por nacimiento de hijos de obreros	200	0	0	0	0	0	200
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	285.000	0	0	0	0	0	285.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	122.317	0	0	0	0	0	122.317
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	550.000	0	0	0	0	0	550.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	88.200	0	0	0	0	0	88.200
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	100.700	0	0	0	0	0	100.700
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	90.000	0	0	0	0	0	90.000
401	07	96	00	Otras subvenciones a empleados	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118644 370040000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ASESORAR EN MATERIA DE SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN AL CONSEJO DE DEFENSA DE LA NACIÓN Y LAS DIFERENTES INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL, EN LOS ÁMBITOS ECONÓMICO, POLÍTICO, SOCIAL, CULTURAL, GEOGRÁFICO, AMBIENTAL, MILITAR E INTERNACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 499

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370040001 RECOPILACIÓN Y EVALUACIÓN DE LOS SECTORES NACIONAL E INTERNACIONAL QUE AFECTEN EL DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 204

RESPONSABLE/EJECUTOR: SECODENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	97	00	Otras subvenciones a obreros	10.000	0	0	0	0	0	10.000
401	08	00	00	Prestaciones sociales e indemnizaciones	2.103.633	0	0	0	0	0	2.103.633
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.618.930	0	0	0	0	0	1.618.930
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	370.782	0	0	0	0	0	370.782
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	113.921	0	0	0	0	0	113.921
401	96	00	00	Otros gastos del personal empleado	428.000	0	0	0	0	0	428.000
401	96	01	00	Otros gastos del personal empleado	428.000	0	0	0	0	0	428.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.467.434**	**0**	**0**	**0**	**0**	**0**	**1.467.434**
407	01	00	00	Transferencias y donaciones corrientes internas	1.467.434	0	0	0	0	0	1.467.434
407	01	01	00	Transferencias corrientes internas al sector privado	1.467.434	0	0	0	0	0	1.467.434
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	479.942	0	0	0	0	0	479.942
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	186.000	0	0	0	0	0	186.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	71.992	0	0	0	0	0	71.992
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	335.500	0	0	0	0	0	335.500
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	394.000	0	0	0	0	0	394.000
				Totales	**30.480.000**	**0**	**0**	**0**	**0**	0	**30.480.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118644 370040000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ASESORAR EN MATERIA DE SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN AL CONSEJO DE DEFENSA DE LA NACIÓN Y LAS DIFERENTES INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL, EN LOS ÁMBITOS ECONÓMICO, POLÍTICO, SOCIAL, CULTURAL, GEOGRÁFICO, AMBIENTAL, MILITAR E INTERNACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 499

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370040002 ASESORAR Y MANTENER INFORMADO AL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 295

RESPONSABLE/EJECUTOR: SECODENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**905.900**	**0**	**0**	**0**	**0**	**0**	**905.900**
402	01	00	00	Productos alimenticios y agropecuarios	86.000	0	0	0	0	0	86.000
402	01	01	00	Alimentos y bebidas para personas	86.000	0	0	0	0	0	86.000
402	04	00	00	Productos de cuero y caucho	11.500	0	0	0	0	0	11.500
402	04	03	00	Cauchos y tripas para vehículos	11.500	0	0	0	0	0	11.500
402	05	00	00	Productos de papel, cartón e impresos	237.000	0	0	0	0	0	237.000
402	05	01	00	Pulpa de madera, papel y cartón	35.000	0	0	0	0	0	35.000
402	05	02	00	Envases y cajas de papel y cartón	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	60.000	0	0	0	0	0	60.000
402	05	04	00	Libros, revistas y periódicos	12.000	0	0	0	0	0	12.000
402	05	06	00	Productos de papel y cartón para computación	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	35.000	0	0	0	0	0	35.000
402	06	03	00	Tintas, pinturas y colorantes	15.000	0	0	0	0	0	15.000
402	06	05	00	Productos de tocador	5.000	0	0	0	0	0	5.000
402	06	08	00	Productos plásticos	15.000	0	0	0	0	0	15.000
402	08	00	00	Productos metálicos	45.000	0	0	0	0	0	45.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	25.000	0	0	0	0	0	25.000
402	08	10	00	Repuestos y accesorios para otros equipos	5.000	0	0	0	0	0	5.000
402	08	99	00	Otros productos metálicos	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	491.400	0	0	0	0	0	491.400
402	10	02	00	Materiales y útiles de limpieza y aseo	103.000	0	0	0	0	0	103.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118644 370040000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ASESORAR EN MATERIA DE SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN AL CONSEJO DE DEFENSA DE LA NACIÓN Y LAS DIFERENTES INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL, EN LOS ÁMBITOS ECONÓMICO, POLÍTICO, SOCIAL, CULTURAL, GEOGRÁFICO, AMBIENTAL, MILITAR E INTERNACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 499

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370040002 ASESORAR Y MANTENER INFORMADO AL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 295

RESPONSABLE/EJECUTOR: SECODENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	15.000	0	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	256.400	0	0	0	0	0	256.400
402	10	11	00	Materiales eléctricos	15.000	0	0	0	0	0	15.000
402	10	12	00	Materiales para instalaciones sanitarias	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.094.763**	**0**	**0**	**0**	**0**	**0**	**3.094.763**
403	04	00	00	Servicios básicos	93.600	0	0	0	0	0	93.600
403	04	04	00	Teléfonos	21.600	0	0	0	0	0	21.600
403	04	05	00	Servicio de comunicaciones	72.000	0	0	0	0	0	72.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	2.000	0	0	0	0	0	2.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	2.000	0	0	0	0	0	2.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	90.000	0	0	0	0	0	90.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	07	03	00	Relaciones sociales	70.000	0	0	0	0	0	70.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	130.000	0	0	0	0	0	130.000
403	08	01	00	Primas y gastos de seguros	120.000	0	0	0	0	0	120.000
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	256.000	0	0	0	0	0	256.000
403	09	01	00	Viáticos y pasajes dentro del país	70.000	0	0	0	0	0	70.000
403	09	02	00	Viáticos y pasajes fuera del país	186.000	0	0	0	0	0	186.000
403	10	00	00	Servicios profesionales y técnicos	1.480.200	0	0	0	0	0	1.480.200
403	10	03	00	Servicios de procesamiento de datos	5.000	0	0	0	0	0	5.000
403	10	07	00	Servicios de capacitación y adiestramiento	35.000	0	0	0	0	0	35.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.435.200	0	0	0	0	0	1.435.200
403	10	99	00	Otros servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118644 370040000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ASESORAR EN MATERIA DE SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN AL CONSEJO DE DEFENSA DE LA NACIÓN Y LAS DIFERENTES INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL, EN LOS ÁMBITOS ECONÓMICO, POLÍTICO, SOCIAL, CULTURAL, GEOGRÁFICO, AMBIENTAL, MILITAR E INTERNACIONAL.

UNIDAD DE MEDIDA: INFORME

META: 499

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 370040002 ASESORAR Y MANTENER INFORMADO AL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN

META: 295

RESPONSABLE/EJECUTOR: SECODENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	91.500	0	0	0	0	0	91.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.500	0	0	0	0	0	1.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	35.000	0	0	0	0	0	35.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	385.000	0	0	0	0	0	385.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	385.000	0	0	0	0	0	385.000
403	18	00	00	Impuestos indirectos	246.025	0	0	0	0	0	246.025
403	18	01	00	Impuesto al valor agregado	246.025	0	0	0	0	0	246.025
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	130.438	0	0	0	0	0	130.438
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	130.438	0	0	0	0	0	130.438
403	99	00	00	Otros servicios no personales	190.000	0	0	0	0	0	190.000
403	99	01	00	Otros servicios no personales	190.000	0	0	0	0	0	190.000
404	**00**	**00**	**00**	**Activos reales**	**35.000**	**0**	**0**	**0**	**0**	**0**	**35.000**
404	12	00	00	Activos intangibles	35.000	0	0	0	0	0	35.000
404	12	04	00	Paquetes y programas de computación	35.000	0	0	0	0	0	35.000
				Totales	**4.035.663**	**0**	**0**	**0**	**0**	**0**	**4.035.663**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118862 370041000 ATENDER, PROCESAR Y ARTICULAR LAS SOLICITUDES QUE EL PUEBLO DIRIGE AL PALACIO DE MIRAFLORES

OBJETIVO DEL PROYECTO: GENERAR ACCIONES ORGANIZADAS Y RELACIONADAS CON LA FINALIDAD DE ATENDER, PROCESAR Y ARTICULAR LAS SOLICITUDES QUE EL PUEBLO DIRIGE AL COMANDANTE PRESIDENTE

UNIDAD DE MEDIDA: BENEFICIO SOCIAL **META:** 119.344 **FEMENINO:** 60.000 **MASCULINO:** 59.344

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.234.550.117**	0	0	0	0	0	**3.234.550.117**
407	01	00	00	Transferencias y donaciones corrientes internas	3.234.550.117	0	0	0	0	0	3.234.550.117
407	01	01	00	Transferencias corrientes internas al sector privado	153.530.000	0	0	0	0	0	153.530.000
407	01	01	01	Pensiones del personal empleado, obrero y militar	107.630.000	0	0	0	0	0	107.630.000
407	01	01	03	Becas escolares	36.720.000	0	0	0	0	0	36.720.000
407	01	01	04	Becas universitarias en el país	9.180.000	0	0	0	0	0	9.180.000
407	01	02	00	Donaciones corrientes internas al sector privado	52.484.337	0	0	0	0	0	52.484.337
407	01	02	01	Donaciones corrientes a personas	52.484.337	0	0	0	0	0	52.484.337
407	01	03	00	Transferencias corrientes internas al sector público	3.028.535.780	0	0	0	0	0	3.028.535.780
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.988.281.412	0	0	0	0	0	2.988.281.412
407	01	03	99	Otras transferencias corrientes internas al sector público	40.254.368	0	0	0	0	0	40.254.368
				Totales	**3.234.550.117**	0	0	0	0	0	**3.234.550.117**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118862 370041000 ATENDER, PROCESAR Y ARTICULAR LAS SOLICITUDES QUE EL PUEBLO DIRIGE AL PALACIO DE MIRAFLORES

OBJETIVO DEL PROYECTO: GENERAR ACCIONES ORGANIZADAS Y RELACIONADAS CON LA FINALIDAD DE ATENDER, PROCESAR Y ARTICULAR LAS SOLICITUDES QUE EL PUEBLO DIRIGE AL COMANDANTE PRESIDENTE

UNIDAD DE MEDIDA: BENEFICIO SOCIAL **META:** 119.344 **FEMENINO:** 60.000 **MASCULINO:** 59.344

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.988.281.412**	**0**	**0**	**0**	**0**	**0**	**2.988.281.412**
407	01	00	00	Transferencias y donaciones corrientes internas	2.988.281.412	0	0	0	0	0	2.988.281.412
407	01	03	00	Transferencias corrientes internas al sector público	2.988.281.412	0	0	0	0	0	2.988.281.412
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.988.281.412	0	0	0	0	0	2.988.281.412
				- A0415 Fundación Misión Sucre	544.719.258	0	0	0	0	0	544.719.258
				- A0423 Fundación Misión Identidad	22.165.000	0	0	0	0	0	22.165.000
				- A0425 Fundación Samuel Robinson	332.185.424	0	0	0	0	0	332.185.424
				- A0428 Fundación Misión Piar	3.042.560	0	0	0	0	0	3.042.560
				- A0446 Fundación Misión Barrio Adentro	925.783.520	0	0	0	0	0	925.783.520
				- A0452 Fundación Misión Cultura	59.876.309	0	0	0	0	0	59.876.309
				- A0456 Fundación Misión Madres del Barrio Josefa Joaquina Sánchez	784.635.382	0	0	0	0	0	784.635.382
				- A0460 Fundación Misión Milagro	22.154.000	0	0	0	0	0	22.154.000
				- A0480 Fundación Misión Negra Hipólita	261.510.593	0	0	0	0	0	261.510.593
				- A0487 Fundación "Misión Che Guevara"	32.209.366	0	0	0	0	0	32.209.366
				Totales	**2.988.281.412**	**0**	**0**	**0**	**0**	**0**	**2.988.281.412**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118862 370041000 ATENDER, PROCESAR Y ARTICULAR LAS SOLICITUDES QUE EL PUEBLO DIRIGE AL PALACIO DE MIRAFLORES

OBJETIVO DEL PROYECTO: GENERAR ACCIONES ORGANIZADAS Y RELACIONADAS CON LA FINALIDAD DE ATENDER, PROCESAR Y ARTICULAR LAS SOLICITUDES QUE EL PUEBLO DIRIGE AL COMANDANTE PRESIDENTE

UNIDAD DE MEDIDA: BENEFICIO SOCIAL **META:** 119.344 **FEMENINO:** 60.000 **MASCULINO:** 59.344

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370041001 ATENDER, PROCESAR Y ARTICULAR LAS SOLICITUDES QUE EL PUEBLO DIRIGE AL PALACIO DE MIRAFLORES

UNIDAD DE MEDIDA: AYUDA OTORGADA **META:** 33.200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASISTENCIA SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**36.484.337**	**0**	**0**	**0**	**0**	**0**	**36.484.337**
407	01	00	00	Transferencias y donaciones corrientes internas	36.484.337	0	0	0	0	0	36.484.337
407	01	02	00	Donaciones corrientes internas al sector privado	36.484.337	0	0	0	0	0	36.484.337
407	01	02	01	Donaciones corrientes a personas	36.484.337	0	0	0	0	0	36.484.337
				Totales	**36.484.337**	**0**	**0**	**0**	**0**	**0**	**36.484.337**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118862 370041000 ATENDER, PROCESAR Y ARTICULAR LAS SOLICITUDES QUE EL PUEBLO DIRIGE AL PALACIO DE MIRAFLORES

OBJETIVO DEL PROYECTO: GENERAR ACCIONES ORGANIZADAS Y RELACIONADAS CON LA FINALIDAD DE ATENDER, PROCESAR Y ARTICULAR LAS SOLICITUDES QUE EL PUEBLO DIRIGE AL COMANDANTE PRESIDENTE

UNIDAD DE MEDIDA: BENEFICIO SOCIAL **META:** 119.344 **FEMENINO:** 60.000 **MASCULINO:** 59.344

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370041002 OTORGAMIENTO DE ASIGNACIONES ECONÓMICAS DE LA POBLACIÓN MÁS EXCLUIDA

UNIDAD DE MEDIDA: AYUDA OTORGADA **META:** 37.440

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE ASISTENCIA SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**107.630.000**	**0**	**0**	**0**	**0**	**0**	**107.630.000**
407	01	00	00	Transferencias y donaciones corrientes internas	107.630.000	0	0	0	0	0	107.630.000
407	01	01	00	Transferencias corrientes internas al sector privado	107.630.000	0	0	0	0	0	107.630.000
407	01	01	01	Pensiones del personal empleado, obrero y militar	107.630.000	0	0	0	0	0	107.630.000
				Totales	**107.630.000**	**0**	**0**	**0**	**0**	**0**	**107.630.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118862 370041000 ATENDER, PROCESAR Y ARTICULAR LAS SOLICITUDES QUE EL PUEBLO DIRIGE AL PALACIO DE MIRAFLORES

OBJETIVO DEL PROYECTO: GENERAR ACCIONES ORGANIZADAS Y RELACIONADAS CON LA FINALIDAD DE ATENDER, PROCESAR Y ARTICULAR LAS SOLICITUDES QUE EL PUEBLO DIRIGE AL COMANDANTE PRESIDENTE

UNIDAD DE MEDIDA: BENEFICIO SOCIAL **META:** 119.344 **FEMENINO:** 60.000 **MASCULINO:** 59.344

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370041003 OTORGAMIENTO DE BECAS ESCOLARES A NIVEL DE PRIMARIA, SECUNDARIA, ESPECIAL Y UNIVERSITARIA A LA POBLACIÓN ESCOLAR DE ESCASOS RECURSOS

UNIDAD DE MEDIDA: BECA **META:** 44.880

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE ASISTENCIA SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**45.900.000**	**0**	**0**	**0**	**0**	**0**	**45.900.000**
407	01	00	00	Transferencias y donaciones corrientes internas	45.900.000	0	0	0	0	0	45.900.000
407	01	01	00	Transferencias corrientes internas al sector privado	45.900.000	0	0	0	0	0	45.900.000
407	01	01	03	Becas escolares	36.720.000	0	0	0	0	0	36.720.000
407	01	01	04	Becas universitarias en el país	9.180.000	0	0	0	0	0	9.180.000
				Totales	**45.900.000**	**0**	**0**	**0**	**0**	**0**	**45.900.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118862 370041000 ATENDER, PROCESAR Y ARTICULAR LAS SOLICITUDES QUE EL PUEBLO DIRIGE AL PALACIO DE MIRAFLORES

OBJETIVO DEL PROYECTO: GENERAR ACCIONES ORGANIZADAS Y RELACIONADAS CON LA FINALIDAD DE ATENDER, PROCESAR Y ARTICULAR LAS SOLICITUDES QUE EL PUEBLO DIRIGE AL COMANDANTE PRESIDENTE

UNIDAD DE MEDIDA: BENEFICIO SOCIAL **META:** 119.344 **FEMENINO:** 60.000 **MASCULINO:** 59.344

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370041004 GARANTIZAR LA ATENCIÓN MÉDICA EN LA REPUBLICA DE CUBA A LOS PACIENTES QUE SOLICITAN AL PALACIO DE MIRAFLORES SU INCLUSIÓN EN EL CONVENIO INTEGRAL DE SALUD CUBA VENEZUELA.

UNIDAD DE MEDIDA: VIAJE REALIZADO **META:** 3.824

RESPONSABLE/EJECUTOR: CONVENIO CUBA VENEZUELA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**16.000.000**	**0**	**0**	**0**	**0**	**0**	**16.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	16.000.000	0	0	0	0	0	16.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	16.000.000	0	0	0	0	0	16.000.000
407	01	02	01	Donaciones corrientes a personas	16.000.000	0	0	0	0	0	16.000.000
				Totales	**16.000.000**	**0**	**0**	**0**	**0**	**0**	**16.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118862 370041000 ATENDER, PROCESAR Y ARTICULAR LAS SOLICITUDES QUE EL PUEBLO DIRIGE AL PALACIO DE MIRAFLORES

OBJETIVO DEL PROYECTO: GENERAR ACCIONES ORGANIZADAS Y RELACIONADAS CON LA FINALIDAD DE ATENDER, PROCESAR Y ARTICULAR LAS SOLICITUDES QUE EL PUEBLO DIRIGE AL COMANDANTE PRESIDENTE

UNIDAD DE MEDIDA: BENEFICIO SOCIAL **META:** 119.344 **FEMENINO:** 60.000 **MASCULINO:** 59.344

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370041005 MISIONES SOCIALES

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 44

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ATENCIÓN AL CIUDADANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.028.535.780**	**0**	**0**	**0**	**0**	**0**	**3.028.535.780**
407	01	00	00	Transferencias y donaciones corrientes internas	3.028.535.780	0	0	0	0	0	3.028.535.780
407	01	03	00	Transferencias corrientes internas al sector público	3.028.535.780	0	0	0	0	0	3.028.535.780
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.988.281.412	0	0	0	0	0	2.988.281.412
407	01	03	99	Otras transferencias corrientes internas al sector público	40.254.368	0	0	0	0	0	40.254.368
				Totales	**3.028.535.780**	**0**	**0**	**0**	**0**	**0**	**3.028.535.780**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118507 370042000 ARTICULACIÓN DE LAS COMUNIDADES AFRODESCENDIENTES CON LOS ENTES DEL ESTADO.

OBJETIVO DEL PROYECTO: ARTICULAR LAS COMUNIDADES AFRODESCENDIENTES EN MATERIA DE EDUCACIÓN, SALUD, VIVIENDA, TURISMO Y SOCIOPRODUCTIVAS CON LOS ENTES DEL ESTADO A NIVEL NACIONAL.

UNIDAD DE MEDIDA: COMUNIDAD

META: 3.365

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.669.774**	**0**	**0**	**0**	**0**	**0**	**2.669.774**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.463.898	0	0	0	0	0	1.463.898
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	195.630	0	0	0	0	0	195.630
401	01	12	00	Salarios a obreros en puestos no permanentes	175.728	0	0	0	0	0	175.728
401	01	18	00	Remuneraciones al personal contratado	1.092.540	0	0	0	0	0	1.092.540
401	04	00	00	Complementos de sueldos y salarios	660.500	0	0	0	0	0	660.500
401	04	08	00	Bono compensatorio de alimentación a empleados	660.500	0	0	0	0	0	660.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	401.376	0	0	0	0	0	401.376
401	05	01	00	Aguinaldos a empleados	401.376	0	0	0	0	0	401.376
401	06	00	00	Aportes patronales y legales	144.000	0	0	0	0	0	144.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	144.000	0	0	0	0	0	144.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**376.166**	**0**	**0**	**0**	**0**	**0**	**376.166**
402	03	00	00	Textiles y vestuarios	252.700	0	0	0	0	0	252.700
402	03	01	00	Textiles	252.700	0	0	0	0	0	252.700
402	04	00	00	Productos de cuero y caucho	17.400	0	0	0	0	0	17.400
402	04	01	00	Cueros y pieles	17.400	0	0	0	0	0	17.400
402	05	00	00	Productos de papel, cartón e impresos	22.442	0	0	0	0	0	22.442
402	05	01	00	Pulpa de madera, papel y cartón	11.221	0	0	0	0	0	11.221
402	05	03	00	Productos de papel y cartón para oficina	11.221	0	0	0	0	0	11.221
402	06	00	00	Productos químicos y derivados	27.037	0	0	0	0	0	27.037
402	06	03	00	Tintas, pinturas y colorantes	27.037	0	0	0	0	0	27.037
402	08	00	00	Productos metálicos	1.100	0	0	0	0	0	1.100
402	08	01	00	Productos primarios de hierro y acero	1.100	0	0	0	0	0	1.100
402	10	00	00	Productos varios y útiles diversos	55.487	0	0	0	0	0	55.487
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	55.487	0	0	0	0	0	55.487
403	**00**	**00**	**00**	**Servicios no personales**	**304.000**	**0**	**0**	**0**	**0**	**0**	**304.000**
403	04	00	00	Servicios básicos	150.000	0	0	0	0	0	150.000
403	04	05	00	Servicio de comunicaciones	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	144.000	0	0	0	0	0	144.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118507 370042000 ARTICULACIÓN DE LAS COMUNIDADES AFRODESCENDIENTES CON LOS ENTES DEL ESTADO.

OBJETIVO DEL PROYECTO: ARTICULAR LAS COMUNIDADES AFRODESCENDIENTES EN MATERIA DE EDUCACIÓN, SALUD, VIVIENDA, TURISMO Y SOCIOPRODUCTIVAS CON LOS ENTES DEL ESTADO A NIVEL NACIONAL.

UNIDAD DE MEDIDA: COMUNIDAD **META:** 3.365

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	144.000	0	0	0	0	0	144.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
404	**00**	**00**	**00**	**Activos reales**	**1.650.060**	**0**	**0**	**0**	**0**	**0**	**1.650.060**
404	04	00	00	Equipos de transporte, tracción y elevación	1.240.000	0	0	0	0	0	1.240.000
404	04	01	00	Vehículos automotores terrestres	1.240.000	0	0	0	0	0	1.240.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.320	0	0	0	0	0	8.320
404	05	01	00	Equipos de telecomunicaciones	8.320	0	0	0	0	0	8.320
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	77.958	0	0	0	0	0	77.958
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	77.958	0	0	0	0	0	77.958
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	323.782	0	0	0	0	0	323.782
404	09	01	00	Mobiliario y equipos de oficina	323.782	0	0	0	0	0	323.782
				Totales	**5.000.000**	**0**	**0**	**0**	**0**	**0**	**5.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118507 370042000 ARTICULACIÓN DE LAS COMUNIDADES AFRODESCENDIENTES CON LOS ENTES DEL ESTADO.

OBJETIVO DEL PROYECTO: ARTICULAR LAS COMUNIDADES AFRODESCENDIENTES EN MATERIA DE EDUCACIÓN, SALUD, VIVIENDA, TURISMO Y SOCIOPRODUCTIVAS CON LOS ENTES DEL ESTADO A NIVEL NACIONAL.

UNIDAD DE MEDIDA: COMUNIDAD

META: 3.365

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118507 370042000 ARTICULACIÓN DE LAS COMUNIDADES AFRODESCENDIENTES CON LOS ENTES DEL ESTADO.

OBJETIVO DEL PROYECTO: ARTICULAR LAS COMUNIDADES AFRODESCENDIENTES EN MATERIA DE EDUCACIÓN, SALUD, VIVIENDA, TURISMO Y SOCIOPRODUCTIVAS CON LOS ENTES DEL ESTADO A NIVEL NACIONAL.

UNIDAD DE MEDIDA: COMUNIDAD **META:** 3.365

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370042001 GESTIÓN, ADMINISTRACIÓN Y OPERATIVIDAD DEL CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES.

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 365

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA (CONADECAFRO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.669.774**	**0**	**0**	**0**	**0**	**0**	**2.669.774**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.463.898	0	0	0	0	0	1.463.898
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	195.630	0	0	0	0	0	195.630
401	01	12	00	Salarios a obreros en puestos no permanentes	175.728	0	0	0	0	0	175.728
401	01	18	00	Remuneraciones al personal contratado	1.092.540	0	0	0	0	0	1.092.540
401	04	00	00	Complementos de sueldos y salarios	660.500	0	0	0	0	0	660.500
401	04	08	00	Bono compensatorio de alimentación a empleados	660.500	0	0	0	0	0	660.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	401.376	0	0	0	0	0	401.376
401	05	01	00	Aguinaldos a empleados	401.376	0	0	0	0	0	401.376
401	06	00	00	Aportes patronales y legales	144.000	0	0	0	0	0	144.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	144.000	0	0	0	0	0	144.000
				Totales	**2.669.774**	**0**	**0**	**0**	**0**	**0**	**2.669.774**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118507 370042000 ARTICULACIÓN DE LAS COMUNIDADES AFRODESCENDIENTES CON LOS ENTES DEL ESTADO.

OBJETIVO DEL PROYECTO: ARTICULAR LAS COMUNIDADES AFRODESCENDIENTES EN MATERIA DE EDUCACIÓN, SALUD, VIVIENDA, TURISMO Y SOCIOPRODUCTIVAS CON LOS ENTES DEL ESTADO A NIVEL NACIONAL.

UNIDAD DE MEDIDA: COMUNIDAD **META:** 3.365

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370042002 ARTICULAR LOS ENTES DEL ESTADO Y LAS COMUNIDADES AFRODESENDIENTES A NIVEL NACIONAL

UNIDAD DE MEDIDA: COMUNIDAD **META:** 3.000

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA (CONADECAFRO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**376.166**	**0**	**0**	**0**	**0**	**0**	**376.166**
402	03	00	00	Textiles y vestuarios	252.700	0	0	0	0	0	252.700
402	03	01	00	Textiles	252.700	0	0	0	0	0	252.700
402	04	00	00	Productos de cuero y caucho	17.400	0	0	0	0	0	17.400
402	04	01	00	Cueros y pieles	17.400	0	0	0	0	0	17.400
402	05	00	00	Productos de papel, cartón e impresos	22.442	0	0	0	0	0	22.442
402	05	01	00	Pulpa de madera, papel y cartón	11.221	0	0	0	0	0	11.221
402	05	03	00	Productos de papel y cartón para oficina	11.221	0	0	0	0	0	11.221
402	06	00	00	Productos químicos y derivados	27.037	0	0	0	0	0	27.037
402	06	03	00	Tintas, pinturas y colorantes	27.037	0	0	0	0	0	27.037
402	08	00	00	Productos metálicos	1.100	0	0	0	0	0	1.100
402	08	01	00	Productos primarios de hierro y acero	1.100	0	0	0	0	0	1.100
402	10	00	00	Productos varios y útiles diversos	55.487	0	0	0	0	0	55.487
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	55.487	0	0	0	0	0	55.487
403	**00**	**00**	**00**	**Servicios no personales**	**304.000**	**0**	**0**	**0**	**0**	0	**304.000**
403	04	00	00	Servicios básicos	150.000	0	0	0	0	0	150.000
403	04	05	00	Servicio de comunicaciones	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	144.000	0	0	0	0	0	144.000
403	09	01	00	Viáticos y pasajes dentro del país	144.000	0	0	0	0	0	144.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
404	**00**	**00**	**00**	**Activos reales**	**1.650.060**	**0**	**0**	**0**	**0**	0	**1.650.060**
404	04	00	00	Equipos de transporte, tracción y elevación	1.240.000	0	0	0	0	0	1.240.000
404	04	01	00	Vehículos automotores terrestres	1.240.000	0	0	0	0	0	1.240.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118507 370042000 ARTICULACIÓN DE LAS COMUNIDADES AFRODESCENDIENTES CON LOS ENTES DEL ESTADO.

OBJETIVO DEL PROYECTO: ARTICULAR LAS COMUNIDADES AFRODESCENDIENTES EN MATERIA DE EDUCACIÓN, SALUD, VIVIENDA, TURISMO Y SOCIOPRODUCTIVAS CON LOS ENTES DEL ESTADO A NIVEL NACIONAL.

UNIDAD DE MEDIDA: COMUNIDAD **META:** 3.365

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370042002 ARTICULAR LOS ENTES DEL ESTADO Y LAS COMUNIDADES AFRODESENDIENTES A NIVEL NACIONAL

UNIDAD DE MEDIDA: COMUNIDAD **META:** 3.000

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA (CONADECAFRO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.320	0	0	0	0	0	8.320
404	05	01	00	Equipos de telecomunicaciones	8.320	0	0	0	0	0	8.320
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	77.958	0	0	0	0	0	77.958
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	77.958	0	0	0	0	0	77.958
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	323.782	0	0	0	0	0	323.782
404	09	01	00	Mobiliario y equipos de oficina	323.782	0	0	0	0	0	323.782
				Totales	**2.330.226**	**0**	**0**	**0**	**0**	**0**	**2.330.226**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118524 370043000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS DEL ESTADO VENEZOLANO

OBJETIVO DEL PROYECTO: ESTABLECER ACCIONES QUE PERMITAN EVALUAR EL AVANCE DE LAS POLÍTICAS PÚBLICAS, APLICADAS POR LOS DISTINTOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO VENEZOLANO, MEDIANTE LA INSPECCIÓN Y SEGUIMIENTO DE LOS PLANES, PROYECTOS Y OBRAS, A TRAVÉS DE LA PRESENTACIÓN DE INFORMES, QUE FACILITEN LA TOMA DE DECISIONES DEL PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.190

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**7.066.998**	**0**	**0**	**0**	**0**	**0**	**7.066.998**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.040.040	0	0	0	0	0	1.040.040
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.040.040	0	0	0	0	0	1.040.040
401	03	00	00	Primas	592.807	0	0	0	0	0	592.807
401	03	03	00	Primas por hogar a empleados	6.396	0	0	0	0	0	6.396
401	03	04	00	Primas por hijos a empleados	5.760	0	0	0	0	0	5.760
401	03	08	00	Primas de profesionalización a empleados	96.455	0	0	0	0	0	96.455
401	03	09	00	Primas por antigüedad a empleados	1.919	0	0	0	0	0	1.919
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	482.277	0	0	0	0	0	482.277
401	04	00	00	Complementos de sueldos y salarios	3.954.085	0	0	0	0	0	3.954.085
401	04	06	00	Complemento a empleados por comisión de servicios	50.000	0	0	0	0	0	50.000
401	04	08	00	Bono compensatorio de alimentación a empleados	388.690	0	0	0	0	0	388.690
401	04	96	00	Otros complementos a empleados	3.515.395	0	0	0	0	0	3.515.395
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	582.609	0	0	0	0	0	582.609
401	05	01	00	Aguinaldos a empleados	366.341	0	0	0	0	0	366.341
401	05	03	00	Bono vacacional a empleados	216.268	0	0	0	0	0	216.268
401	06	00	00	Aportes patronales y legales	68.225	0	0	0	0	0	68.225
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	38.377	0	0	0	0	0	38.377
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	12.792	0	0	0	0	0	12.792
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.528	0	0	0	0	0	8.528
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	8.528	0	0	0	0	0	8.528
401	07	00	00	Asistencia socio-económica	531.864	0	0	0	0	0	531.864
401	07	01	00	Capacitación y adiestramiento a empleados	6.150	0	0	0	0	0	6.150
401	07	03	00	Ayudas por matrimonio a empleados	1.230	0	0	0	0	0	1.230
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.230	0	0	0	0	0	1.230
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	103.650	0	0	0	0	0	103.650
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	161.599	0	0	0	0	0	161.599
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	200.000	0	0	0	0	0	200.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118524 370043000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS DEL ESTADO VENEZOLANO

OBJETIVO DEL PROYECTO: ESTABLECER ACCIONES QUE PERMITAN EVALUAR EL AVANCE DE LAS POLÍTICAS PÚBLICAS, APLICADAS POR LOS DISTINTOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO VENEZOLANO, MEDIANTE LA INSPECCIÓN Y SEGUIMIENTO DE LOS PLANES, PROYECTOS Y OBRAS, A TRAVÉS DE LA PRESENTACIÓN DE INFORMES, QUE FACILITEN LA TOMA DE DECISIONES DEL PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.190

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	8.200	0	0	0	0	0	8.200
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	21.000	0	0	0	0	0	21.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	8.305	0	0	0	0	0	8.305
401	07	96	00	Otras subvenciones a empleados	20.500	0	0	0	0	0	20.500
401	08	00	00	Prestaciones sociales e indemnizaciones	297.368	0	0	0	0	0	297.368
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	297.368	0	0	0	0	0	297.368
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.556.000**	**0**	**0**	**0**	**0**	**0**	**2.556.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	03	00	00	Textiles y vestuarios	105.000	0	0	0	0	0	105.000
402	03	01	00	Textiles	20.000	0	0	0	0	0	20.000
402	03	02	00	Prendas de vestir	75.000	0	0	0	0	0	75.000
402	03	03	00	Calzados	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	80.000	0	0	0	0	0	80.000
402	04	03	00	Cauchos y tripas para vehículos	80.000	0	0	0	0	0	80.000
402	05	00	00	Productos de papel, cartón e impresos	585.000	0	0	0	0	0	585.000
402	05	01	00	Pulpa de madera, papel y cartón	15.000	0	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	450.000	0	0	0	0	0	450.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	120.000	0	0	0	0	0	120.000
402	06	00	00	Productos químicos y derivados	146.000	0	0	0	0	0	146.000
402	06	03	00	Tintas, pinturas y colorantes	40.000	0	0	0	0	0	40.000
402	06	05	00	Productos de tocador	1.000	0	0	0	0	0	1.000
402	06	06	00	Combustibles y lubricantes	5.000	0	0	0	0	0	5.000
402	06	08	00	Productos plásticos	100.000	0	0	0	0	0	100.000
402	08	00	00	Productos metálicos	55.000	0	0	0	0	0	55.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	40.000	0	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	1.550.000	0	0	0	0	0	1.550.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118524 370043000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS DEL ESTADO VENEZOLANO

OBJETIVO DEL PROYECTO: ESTABLECER ACCIONES QUE PERMITAN EVALUAR EL AVANCE DE LAS POLÍTICAS PÚBLICAS, APLICADAS POR LOS DISTINTOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO VENEZOLANO, MEDIANTE LA INSPECCIÓN Y SEGUIMIENTO DE LOS PLANES, PROYECTOS Y OBRAS, A TRAVÉS DE LA PRESENTACIÓN DE INFORMES, QUE FACILITEN LA TOMA DE DECISIONES DEL PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.190

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	01	00	Artículos de deporte, recreación y juguetes	10.000	0	0	0	0	0	10.000
402	10	02	00	Materiales y útiles de limpieza y aseo	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	330.000	0	0	0	0	0	330.000
402	10	07	00	Productos de seguridad en el trabajo	100.000	0	0	0	0	0	100.000
402	10	08	00	Materiales para equipos de computación	1.100.000	0	0	0	0	0	1.100.000
402	99	00	00	Otros materiales y suministros	25.000	0	0	0	0	0	25.000
402	99	01	00	Otros materiales y suministros	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.787.002**	**0**	**0**	**0**	**0**	**0**	**1.787.002**
403	04	00	00	Servicios básicos	25.000	0	0	0	0	0	25.000
403	04	04	00	Teléfonos	25.000	0	0	0	0	0	25.000
403	06	00	00	Servicios de transporte y almacenaje	60.000	0	0	0	0	0	60.000
403	06	03	00	Estacionamiento	60.000	0	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	400.000	0	0	0	0	0	400.000
403	07	03	00	Relaciones sociales	400.000	0	0	0	0	0	400.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	32.000	0	0	0	0	0	32.000
403	08	01	00	Primas y gastos de seguros	22.000	0	0	0	0	0	22.000
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	450.000	0	0	0	0	0	450.000
403	09	01	00	Viáticos y pasajes dentro del país	450.000	0	0	0	0	0	450.000
403	10	00	00	Servicios profesionales y técnicos	35.000	0	0	0	0	0	35.000
403	10	07	00	Servicios de capacitación y adiestramiento	35.000	0	0	0	0	0	35.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	329.502	0	0	0	0	0	329.502
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	129.502	0	0	0	0	0	129.502
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	454.500	0	0	0	0	0	454.500
403	18	01	00	Impuesto al valor agregado	454.500	0	0	0	0	0	454.500
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.000	0	0	0	0	0	1.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.000	0	0	0	0	0	1.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118524 370043000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS DEL ESTADO VENEZOLANO

OBJETIVO DEL PROYECTO: ESTABLECER ACCIONES QUE PERMITAN EVALUAR EL AVANCE DE LAS POLÍTICAS PÚBLICAS, APLICADAS POR LOS DISTINTOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO VENEZOLANO, MEDIANTE LA INSPECCIÓN Y SEGUIMIENTO DE LOS PLANES, PROYECTOS Y OBRAS, A TRAVÉS DE LA PRESENTACIÓN DE INFORMES, QUE FACILITEN LA TOMA DE DECISIONES DEL PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.190

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**590.000**	**0**	**0**	**0**	**0**	**0**	**590.000**
404	01	00	00	Repuestos y reparaciones mayores	80.000	0	0	0	0	0	80.000
404	01	01	00	Repuestos mayores	80.000	0	0	0	0	0	80.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	80.000	0	0	0	0	0	80.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	90.000	0	0	0	0	0	90.000
404	05	01	00	Equipos de telecomunicaciones	40.000	0	0	0	0	0	40.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	70.000	0	0	0	0	0	70.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	40.000	0	0	0	0	0	40.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	30.000	0	0	0	0	0	30.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	350.000	0	0	0	0	0	350.000
404	09	01	00	Mobiliario y equipos de oficina	200.000	0	0	0	0	0	200.000
404	09	02	00	Equipos de computación	150.000	0	0	0	0	0	150.000
				Totales	**12.000.000**	**0**	**0**	**0**	**0**	**0**	**12.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118524 370043000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS DEL ESTADO VENEZOLANO

OBJETIVO DEL PROYECTO: ESTABLECER ACCIONES QUE PERMITAN EVALUAR EL AVANCE DE LAS POLÍTICAS PÚBLICAS, APLICADAS POR LOS DISTINTOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO VENEZOLANO, MEDIANTE LA INSPECCIÓN Y SEGUIMIENTO DE LOS PLANES, PROYECTOS Y OBRAS, A TRAVÉS DE LA PRESENTACIÓN DE INFORMES, QUE FACILITEN LA TOMA DE DECISIONES DEL PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.190

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118524 370043000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS DEL ESTADO VENEZOLANO

OBJETIVO DEL PROYECTO: ESTABLECER ACCIONES QUE PERMITAN EVALUAR EL AVANCE DE LAS POLÍTICAS PÚBLICAS, APLICADAS POR LOS DISTINTOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO VENEZOLANO, MEDIANTE LA INSPECCIÓN Y SEGUIMIENTO DE LOS PLANES, PROYECTOS Y OBRAS, A TRAVÉS DE LA PRESENTACIÓN DE INFORMES, QUE FACILITEN LA TOMA DE DECISIONES DEL PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.190

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370043001 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE: INFRAESTRUCTURA, AGROALIMENTARIO, ENERGÉTICO Y AMBIENTE, QUE EJECUTAN LOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 910

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.066.998**	**0**	**0**	**0**	**0**	**0**	**7.066.998**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.040.040	0	0	0	0	0	1.040.040
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.040.040	0	0	0	0	0	1.040.040
401	03	00	00	Primas	592.807	0	0	0	0	0	592.807
401	03	03	00	Primas por hogar a empleados	6.396	0	0	0	0	0	6.396
401	03	04	00	Primas por hijos a empleados	5.760	0	0	0	0	0	5.760
401	03	08	00	Primas de profesionalización a empleados	96.455	0	0	0	0	0	96.455
401	03	09	00	Primas por antigüedad a empleados	1.919	0	0	0	0	0	1.919
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	482.277	0	0	0	0	0	482.277
401	04	00	00	Complementos de sueldos y salarios	3.954.085	0	0	0	0	0	3.954.085
401	04	06	00	Complemento a empleados por comisión de servicios	50.000	0	0	0	0	0	50.000
401	04	08	00	Bono compensatorio de alimentación a empleados	388.690	0	0	0	0	0	388.690
401	04	96	00	Otros complementos a empleados	3.515.395	0	0	0	0	0	3.515.395
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	582.609	0	0	0	0	0	582.609
401	05	01	00	Aguinaldos a empleados	366.341	0	0	0	0	0	366.341
401	05	03	00	Bono vacacional a empleados	216.268	0	0	0	0	0	216.268
401	06	00	00	Aportes patronales y legales	68.225	0	0	0	0	0	68.225
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	38.377	0	0	0	0	0	38.377
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	12.792	0	0	0	0	0	12.792
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.528	0	0	0	0	0	8.528
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	8.528	0	0	0	0	0	8.528
401	07	00	00	Asistencia socio-económica	531.864	0	0	0	0	0	531.864

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118524 370043000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS DEL ESTADO VENEZOLANO

OBJETIVO DEL PROYECTO: ESTABLECER ACCIONES QUE PERMITAN EVALUAR EL AVANCE DE LAS POLÍTICAS PÚBLICAS, APLICADAS POR LOS DISTINTOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO VENEZOLANO, MEDIANTE LA INSPECCIÓN Y SEGUIMIENTO DE LOS PLANES, PROYECTOS Y OBRAS, A TRAVÉS DE LA PRESENTACIÓN DE INFORMES, QUE FACILITEN LA TOMA DE DECISIONES DEL PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.190

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370043001 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE: INFRAESTRUCTURA, AGROALIMENTARIO, ENERGÉTICO Y AMBIENTE, QUE EJECUTAN LOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 910

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	01	00	Capacitación y adiestramiento a empleados	6.150	0	0	0	0	0	6.150
401	07	03	00	Ayudas por matrimonio a empleados	1.230	0	0	0	0	0	1.230
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.230	0	0	0	0	0	1.230
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	103.650	0	0	0	0	0	103.650
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	161.599	0	0	0	0	0	161.599
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	200.000	0	0	0	0	0	200.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	8.200	0	0	0	0	0	8.200
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	21.000	0	0	0	0	0	21.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	8.305	0	0	0	0	0	8.305
401	07	96	00	Otras subvenciones a empleados	20.500	0	0	0	0	0	20.500
401	08	00	00	Prestaciones sociales e indemnizaciones	297.368	0	0	0	0	0	297.368
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	297.368	0	0	0	0	0	297.368
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.316.000**	**0**	**0**	**0**	**0**	**0**	**2.316.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	03	00	00	Textiles y vestuarios	105.000	0	0	0	0	0	105.000
402	03	01	00	Textiles	20.000	0	0	0	0	0	20.000
402	03	02	00	Prendas de vestir	75.000	0	0	0	0	0	75.000
402	03	03	00	Calzados	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	80.000	0	0	0	0	0	80.000
402	04	03	00	Cauchos y tripas para vehículos	80.000	0	0	0	0	0	80.000
402	05	00	00	Productos de papel, cartón e impresos	510.000	0	0	0	0	0	510.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118524 370043000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS DEL ESTADO VENEZOLANO

OBJETIVO DEL PROYECTO: ESTABLECER ACCIONES QUE PERMITAN EVALUAR EL AVANCE DE LAS POLÍTICAS PÚBLICAS, APLICADAS POR LOS DISTINTOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO VENEZOLANO, MEDIANTE LA INSPECCIÓN Y SEGUIMIENTO DE LOS PLANES, PROYECTOS Y OBRAS, A TRAVÉS DE LA PRESENTACIÓN DE INFORMES, QUE FACILITEN LA TOMA DE DECISIONES DEL PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.190

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370043001 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE: INFRAESTRUCTURA, AGROALIMENTARIO, ENERGÉTICO Y AMBIENTE, QUE EJECUTAN LOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 910

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	400.000	0	0	0	0	0	400.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	121.000	0	0	0	0	0	121.000
402	06	03	00	Tintas, pinturas y colorantes	25.000	0	0	0	0	0	25.000
402	06	05	00	Productos de tocador	1.000	0	0	0	0	0	1.000
402	06	06	00	Combustibles y lubricantes	5.000	0	0	0	0	0	5.000
402	06	08	00	Productos plásticos	90.000	0	0	0	0	0	90.000
402	08	00	00	Productos metálicos	50.000	0	0	0	0	0	50.000
402	08	03	00	Herramientas menores, cuchilleria y articulos generales de ferreteria	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	40.000	0	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	1.420.000	0	0	0	0	0	1.420.000
402	10	01	00	Artículos de deporte, recreación y juguetes	5.000	0	0	0	0	0	5.000
402	10	02	00	Materiales y útiles de limpieza y aseo	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	320.000	0	0	0	0	0	320.000
402	10	07	00	Productos de seguridad en el trabajo	90.000	0	0	0	0	0	90.000
402	10	08	00	Materiales para equipos de computación	1.000.000	0	0	0	0	0	1.000.000
402	99	00	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
402	99	01	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.658.202**	**0**	**0**	**0**	**0**	**0**	**1.658.202**
403	04	00	00	Servicios básicos	25.000	0	0	0	0	0	25.000
403	04	04	00	Teléfonos	25.000	0	0	0	0	0	25.000
403	06	00	00	Servicios de transporte y almacenaje	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118524 370043000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS DEL ESTADO VENEZOLANO

OBJETIVO DEL PROYECTO: ESTABLECER ACCIONES QUE PERMITAN EVALUAR EL AVANCE DE LAS POLÍTICAS PÚBLICAS, APLICADAS POR LOS DISTINTOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO VENEZOLANO, MEDIANTE LA INSPECCIÓN Y SEGUIMIENTO DE LOS PLANES, PROYECTOS Y OBRAS, A TRAVÉS DE LA PRESENTACIÓN DE INFORMES, QUE FACILITEN LA TOMA DE DECISIONES DEL PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.190

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370043001 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE: INFRAESTRUCTURA, AGROALIMENTARIO, ENERGÉTICO Y AMBIENTE, QUE EJECUTAN LOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 910

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	03	00	Estacionamiento	60.000	0	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	400.000	0	0	0	0	0	400.000
403	07	03	00	Relaciones sociales	400.000	0	0	0	0	0	400.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	32.000	0	0	0	0	0	32.000
403	08	01	00	Primas y gastos de seguros	22.000	0	0	0	0	0	22.000
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	350.000	0	0	0	0	0	350.000
403	09	01	00	Viáticos y pasajes dentro del país	350.000	0	0	0	0	0	350.000
403	10	00	00	Servicios profesionales y técnicos	35.000	0	0	0	0	0	35.000
403	10	07	00	Servicios de capacitación y adiestramiento	35.000	0	0	0	0	0	35.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	329.502	0	0	0	0	0	329.502
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	129.502	0	0	0	0	0	129.502
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	425.700	0	0	0	0	0	425.700
403	18	01	00	Impuesto al valor agregado	425.700	0	0	0	0	0	425.700
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.000	0	0	0	0	0	1.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.000	0	0	0	0	0	1.000
404	**00**	**00**	**00**	**Activos reales**	**590.000**	**0**	**0**	0	0	0	**590.000**
404	01	00	00	Repuestos y reparaciones mayores	80.000	0	0	0	0	0	80.000
404	01	01	00	Repuestos mayores	80.000	0	0	0	0	0	80.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	80.000	0	0	0	0	0	80.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	90.000	0	0	0	0	0	90.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118524 370043000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS DEL ESTADO VENEZOLANO

OBJETIVO DEL PROYECTO: ESTABLECER ACCIONES QUE PERMITAN EVALUAR EL AVANCE DE LAS POLÍTICAS PÚBLICAS, APLICADAS POR LOS DISTINTOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO VENEZOLANO, MEDIANTE LA INSPECCIÓN Y SEGUIMIENTO DE LOS PLANES, PROYECTOS Y OBRAS, A TRAVÉS DE LA PRESENTACIÓN DE INFORMES, QUE FACILITEN LA TOMA DE DECISIONES DEL PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.190

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370043001 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE: INFRAESTRUCTURA, AGROALIMENTARIO, ENERGÉTICO Y AMBIENTE, QUE EJECUTAN LOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 910

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	01	00	Equipos de telecomunicaciones	40.000	0	0	0	0	0	40.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	70.000	0	0	0	0	0	70.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	40.000	0	0	0	0	0	40.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	30.000	0	0	0	0	0	30.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	350.000	0	0	0	0	0	350.000
404	09	01	00	Mobiliario y equipos de oficina	200.000	0	0	0	0	0	200.000
404	09	02	00	Equipos de computación	150.000	0	0	0	0	0	150.000
				Totales	**11.631.200**	**0**	**0**	**0**	**0**	**0**	**11.631.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118524 370043000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS DEL ESTADO VENEZOLANO

OBJETIVO DEL PROYECTO: ESTABLECER ACCIONES QUE PERMITAN EVALUAR EL AVANCE DE LAS POLÍTICAS PÚBLICAS, APLICADAS POR LOS DISTINTOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO VENEZOLANO, MEDIANTE LA INSPECCIÓN Y SEGUIMIENTO DE LOS PLANES, PROYECTOS Y OBRAS, A TRAVÉS DE LA PRESENTACIÓN DE INFORMES, QUE FACILITEN LA TOMA DE DECISIONES DEL PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.190

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370043002 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN EL ÁMBITO SOCIAL QUE EJECUTAN LOS ÓRGANOS, ENTES, MISIONES Y COMUNIDADES ORGANIZADAS RELACIONADA A LA EJECUCIÓN DE RECURSOS PÚBLICOS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 280

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**240.000**	**0**	**0**	**0**	**0**	**0**	**240.000**
402	05	00	00	Productos de papel, cartón e impresos	75.000	0	0	0	0	0	75.000
402	05	01	00	Pulpa de madera, papel y cartón	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	25.000	0	0	0	0	0	25.000
402	06	03	00	Tintas, pinturas y colorantes	15.000	0	0	0	0	0	15.000
402	06	08	00	Productos plásticos	10.000	0	0	0	0	0	10.000
402	08	00	00	Productos metálicos	5.000	0	0	0	0	0	5.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	130.000	0	0	0	0	0	130.000
402	10	01	00	Artículos de deporte, recreación y juguetes	5.000	0	0	0	0	0	5.000
402	10	02	00	Materiales y útiles de limpieza y aseo	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	0	100.000
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**128.800**	**0**	**0**	**0**	**0**	**0**	**128.800**
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	28.800	0	0	0	0	0	28.800
403	18	01	00	Impuesto al valor agregado	28.800	0	0	0	0	0	28.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118524 370043000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS DEL ESTADO VENEZOLANO

OBJETIVO DEL PROYECTO: ESTABLECER ACCIONES QUE PERMITAN EVALUAR EL AVANCE DE LAS POLÍTICAS PÚBLICAS, APLICADAS POR LOS DISTINTOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO VENEZOLANO, MEDIANTE LA INSPECCIÓN Y SEGUIMIENTO DE LOS PLANES, PROYECTOS Y OBRAS, A TRAVÉS DE LA PRESENTACIÓN DE INFORMES, QUE FACILITEN LA TOMA DE DECISIONES DEL PRESIDENTE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.190

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370043002 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS EN EL ÁMBITO SOCIAL QUE EJECUTAN LOS ÓRGANOS, ENTES, MISIONES Y COMUNIDADES ORGANIZADAS RELACIONADA A LA EJECUCIÓN DE RECURSOS PÚBLICOS.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 280

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**368.800**	0	0	0	0	0	**368.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118265 370044000 GARANTIZAR LA OPERATIVIDAD DEL CENTRO DE EDUCACIÓN INICIAL SIMONCITO "MARÍA CONCEPCIÓN PALACIOS"

OBJETIVO DEL PROYECTO: FORTALECER AL CENTRO DE EDUCACIÓN INICIAL SIMONCITO "MARÍA CONCEPCIÓN PALACIOS", PARA CONTRIBUIR AL APRENDIZAJE DE LOS NIÑOS Y NIÑAS, DESDE EL MATERNAL-PREESCOLAR, QUE GARANTICEN SU INSERCIÓN EN LA EDUCACIÓN PRIMARIA.

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 200 **FEMENINO:** 100 **MASCULINO:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.464.286**	**0**	**0**	**0**	**0**	**0**	**2.464.286**
402	05	00	00	Productos de papel, cartón e impresos	500.000	0	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	500.000	0	0	0	0	0	500.000
402	06	00	00	Productos químicos y derivados	800.000	0	0	0	0	0	800.000
402	06	03	00	Tintas, pinturas y colorantes	300.000	0	0	0	0	0	300.000
402	06	04	00	Productos farmacéuticos y medicamentos	500.000	0	0	0	0	0	500.000
402	10	00	00	Productos varios y útiles diversos	1.164.286	0	0	0	0	0	1.164.286
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000.000	0	0	0	0	0	1.000.000
402	10	06	00	Condecoraciones, ofrendas y similares	164.286	0	0	0	0	0	164.286
403	**00**	**00**	**00**	**Servicios no personales**	**2.535.714**	**0**	**0**	**0**	**0**	**0**	**2.535.714**
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.000.000	0	0	0	0	0	2.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.000.000	0	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	535.714	0	0	0	0	0	535.714
403	18	01	00	Impuesto al valor agregado	535.714	0	0	0	0	0	535.714
				Totales	**5.000.000**	**0**	**0**	**0**	**0**	**0**	**5.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118265 370044000 GARANTIZAR LA OPERATIVIDAD DEL CENTRO DE EDUCACIÓN INICIAL SIMONCITO "MARÍA CONCEPCIÓN PALACIOS"

OBJETIVO DEL PROYECTO: FORTALECER AL CENTRO DE EDUCACIÓN INICIAL SIMONCITO "MARÍA CONCEPCIÓN PALACIOS", PARA CONTRIBUIR AL APRENDIZAJE DE LOS NIÑOS Y NIÑAS, DESDE EL MATERNAL-PREESCOLAR, QUE GARANTICEN SU INSERCIÓN EN LA EDUCACIÓN PRIMARIA.

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 200 **FEMENINO:** 100 **MASCULINO:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118265 370044000 GARANTIZAR LA OPERATIVIDAD DEL CENTRO DE EDUCACIÓN INICIAL SIMONCITO "MARÍA CONCEPCIÓN PALACIOS"

OBJETIVO DEL PROYECTO: FORTALECER AL CENTRO DE EDUCACIÓN INICIAL SIMONCITO "MARÍA CONCEPCIÓN PALACIOS", PARA CONTRIBUIR AL APRENDIZAJE DE LOS NIÑOS Y NIÑAS, DESDE EL MATERNAL-PREESCOLAR, QUE GARANTICEN SU INSERCIÓN EN LA EDUCACIÓN PRIMARIA.

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 200 **FEMENINO:** 100 **MASCULINO:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370044001 ADQUISICIÓN DE MATERIAL DIDACTICO Y EDUCATIVO AL CENTRO

UNIDAD DE MEDIDA: COMPRA **META:** 200

RESPONSABLE/EJECUTOR: MARIA MENDEZ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.232.143**	**0**	**0**	**0**	**0**	**0**	**1.232.143**
402	05	00	00	Productos de papel, cartón e impresos	250.000	0	0	0	0	0	250.000
402	05	03	00	Productos de papel y cartón para oficina	250.000	0	0	0	0	0	250.000
402	06	00	00	Productos químicos y derivados	400.000	0	0	0	0	0	400.000
402	06	03	00	Tintas, pinturas y colorantes	150.000	0	0	0	0	0	150.000
402	06	04	00	Productos farmacéuticos y medicamentos	250.000	0	0	0	0	0	250.000
402	10	00	00	Productos varios y útiles diversos	582.143	0	0	0	0	0	582.143
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	500.000	0	0	0	0	0	500.000
402	10	06	00	Condecoraciones, ofrendas y similares	82.143	0	0	0	0	0	82.143
403	**00**	**00**	**00**	**Servicios no personales**	**1.267.857**	**0**	**0**	**0**	**0**	**0**	**1.267.857**
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.000.000	0	0	0	0	0	1.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	267.857	0	0	0	0	0	267.857
403	18	01	00	Impuesto al valor agregado	267.857	0	0	0	0	0	267.857
				Totales	**2.500.000**	**0**	**0**	**0**	**0**	**0**	**2.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118265 370044000 GARANTIZAR LA OPERATIVIDAD DEL CENTRO DE EDUCACIÓN INICIAL SIMONCITO "MARÍA CONCEPCIÓN PALACIOS"

OBJETIVO DEL PROYECTO: FORTALECER AL CENTRO DE EDUCACIÓN INICIAL SIMONCITO "MARÍA CONCEPCIÓN PALACIOS", PARA CONTRIBUIR AL APRENDIZAJE DE LOS NIÑOS Y NIÑAS, DESDE EL MATERNAL-PREESCOLAR, QUE GARANTICEN SU INSERCIÓN EN LA EDUCACIÓN PRIMARIA.

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 200 **FEMENINO:** 100 **MASCULINO:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370044002 FORTALECIMIENTO A LA OPERATIVIDAD DEL CENTRO DE EDUCACIÓN INICIAL SIMONCITO ¿MARÍA CONCEPCIÓN PALACIOS¿

UNIDAD DE MEDIDA: SERVICIO **META:** 265

RESPONSABLE/EJECUTOR: MARIA MENDEZ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.232.143**	**0**	**0**	**0**	**0**	**0**	**1.232.143**
402	05	00	00	Productos de papel, cartón e impresos	250.000	0	0	0	0	0	250.000
402	05	03	00	Productos de papel y cartón para oficina	250.000	0	0	0	0	0	250.000
402	06	00	00	Productos químicos y derivados	400.000	0	0	0	0	0	400.000
402	06	03	00	Tintas, pinturas y colorantes	150.000	0	0	0	0	0	150.000
402	06	04	00	Productos farmacéuticos y medicamentos	250.000	0	0	0	0	0	250.000
402	10	00	00	Productos varios y útiles diversos	582.143	0	0	0	0	0	582.143
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	500.000	0	0	0	0	0	500.000
402	10	06	00	Condecoraciones, ofrendas y similares	82.143	0	0	0	0	0	82.143
403	**00**	**00**	**00**	**Servicios no personales**	**1.267.857**	**0**	**0**	**0**	**0**	**0**	**1.267.857**
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.000.000	0	0	0	0	0	1.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	267.857	0	0	0	0	0	267.857
403	18	01	00	Impuesto al valor agregado	267.857	0	0	0	0	0	267.857
				Totales	**2.500.000**	**0**	**0**	**0**	**0**	**0**	**2.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**73.511**	**0**	**0**	**0**	**0**	**0**	**73.511**
401	03	00	00	Primas	73.511	0	0	0	0	0	73.511
401	03	18	00	Primas por hogar a obreros	73.511	0	0	0	0	0	73.511
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.265.887**	**0**	**0**	**0**	**0**	**0**	**100.265.887**
402	01	00	00	Productos alimenticios y agropecuarios	49.716.317	0	0	0	0	0	49.716.317
402	01	01	00	Alimentos y bebidas para personas	49.066.857	0	0	0	0	0	49.066.857
402	01	02	00	Alimentos para animales	100.000	0	0	0	0	0	100.000
402	01	03	00	Productos agrícolas y pecuarios	549.460	0	0	0	0	0	549.460
402	02	00	00	Productos de minas, canteras y yacimientos	480.000	0	0	0	0	0	480.000
402	02	02	00	Petróleo crudo y gas natural	240.000	0	0	0	0	0	240.000
402	02	04	00	Mineral no ferroso	80.000	0	0	0	0	0	80.000
402	02	05	00	Piedra, arcilla, arena y tierra	160.000	0	0	0	0	0	160.000
402	03	00	00	Textiles y vestuarios	2.820.000	0	0	0	0	0	2.820.000
402	03	01	00	Textiles	2.700.000	0	0	0	0	0	2.700.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	0	100.000
402	03	03	00	Calzados	20.000	0	0	0	0	0	20.000
402	04	00	00	Productos de cuero y caucho	555.000	0	0	0	0	0	555.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	385.000	0	0	0	0	0	385.000
402	04	03	00	Cauchos y tripas para vehículos	170.000	0	0	0	0	0	170.000
402	05	00	00	Productos de papel, cartón e impresos	5.742.000	0	0	0	0	0	5.742.000
402	05	01	00	Pulpa de madera, papel y cartón	2.650.000	0	0	0	0	0	2.650.000
402	05	02	00	Envases y cajas de papel y cartón	530.000	0	0	0	0	0	530.000
402	05	03	00	Productos de papel y cartón para oficina	1.800.000	0	0	0	0	0	1.800.000
402	05	04	00	Libros, revistas y periódicos	292.000	0	0	0	0	0	292.000
402	05	05	00	Material de enseñanza	30.000	0	0	0	0	0	30.000
402	05	06	00	Productos de papel y cartón para computación	40.000	0	0	0	0	0	40.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	370.000	0	0	0	0	0	370.000
402	05	99	00	Otros productos de pulpa, papel y cartón	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	10.301.757	0	0	0	0	0	10.301.757

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	01	00	Sustancias químicas y de uso industrial	262.000	0	0	0	0	0	262.000
402	06	02	00	Abonos, plaguicidas y otros	375.000	0	0	0	0	0	375.000
402	06	03	00	Tintas, pinturas y colorantes	2.533.000	0	0	0	0	0	2.533.000
402	06	04	00	Productos farmacéuticos y medicamentos	1.050.000	0	0	0	0	0	1.050.000
402	06	05	00	Productos de tocador	670.000	0	0	0	0	0	670.000
402	06	06	00	Combustibles y lubricantes	370.000	0	0	0	0	0	370.000
402	06	08	00	Productos plásticos	5.041.757	0	0	0	0	0	5.041.757
402	07	00	00	Productos minerales no metálicos	1.119.000	0	0	0	0	0	1.119.000
402	07	01	00	Productos de barro, loza y porcelana	100.000	0	0	0	0	0	100.000
402	07	02	00	Vidrios y productos de vidrio	288.000	0	0	0	0	0	288.000
402	07	03	00	Productos de arcilla para construcción	491.000	0	0	0	0	0	491.000
402	07	04	00	Cemento, cal y yeso	240.000	0	0	0	0	0	240.000
402	08	00	00	Productos metálicos	4.834.000	0	0	0	0	0	4.834.000
402	08	01	00	Productos primarios de hierro y acero	442.000	0	0	0	0	0	442.000
402	08	02	00	Productos de metales no ferrosos	400.000	0	0	0	0	0	400.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.382.000	0	0	0	0	0	1.382.000
402	08	04	00	Productos metálicos estructurales	50.000	0	0	0	0	0	50.000
402	08	07	00	Material de señalamiento	24.000	0	0	0	0	0	24.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.100.000	0	0	0	0	0	2.100.000
402	08	10	00	Repuestos y accesorios para otros equipos	436.000	0	0	0	0	0	436.000
402	09	00	00	Productos de madera	1.349.000	0	0	0	0	0	1.349.000
402	09	01	00	Productos primarios de madera	1.249.000	0	0	0	0	0	1.249.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	19.735.276	0	0	0	0	0	19.735.276
402	10	01	00	Artículos de deporte, recreación y juguetes	150.000	0	0	0	0	0	150.000
402	10	02	00	Materiales y útiles de limpieza y aseo	4.817.700	0	0	0	0	0	4.817.700
402	10	03	00	Utensilios de cocina y comedor	1.750.000	0	0	0	0	0	1.750.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	80.000	0	0	0	0	0	80.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.160.000	0	0	0	0	0	1.160.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	1.030.000	0	0	0	0	0	1.030.000
402	10	07	00	Productos de seguridad en el trabajo	504.000	0	0	0	0	0	504.000
402	10	08	00	Materiales para equipos de computación	5.768.901	0	0	0	0	0	5.768.901
402	10	11	00	Materiales eléctricos	2.578.475	0	0	0	0	0	2.578.475
402	10	12	00	Materiales para instalaciones sanitarias	1.290.000	0	0	0	0	0	1.290.000
402	10	99	00	Otros productos y útiles diversos	606.200	0	0	0	0	0	606.200
402	99	00	00	Otros materiales y suministros	3.613.537	0	0	0	0	0	3.613.537
402	99	01	00	Otros materiales y suministros	3.613.537	0	0	0	0	0	3.613.537
403	**00**	**00**	**00**	**Servicios no personales**	**65.868.008**	**0**	**0**	**0**	**0**	**0**	**65.868.008**
403	02	00	00	Alquileres de maquinaria y equipos	203.000	0	0	0	0	0	203.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.000	0	0	0	0	0	3.000
403	02	99	00	Alquileres de otras maquinaria y equipos	200.000	0	0	0	0	0	200.000
403	06	00	00	Servicios de transporte y almacenaje	8.000	0	0	0	0	0	8.000
403	06	01	00	Fletes y embalajes	8.000	0	0	0	0	0	8.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.870.000	0	0	0	0	0	8.870.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	1.290.000	0	0	0	0	0	1.290.000
403	07	03	00	Relaciones sociales	7.120.000	0	0	0	0	0	7.120.000
403	07	04	00	Avisos	360.000	0	0	0	0	0	360.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.800.000	0	0	0	0	0	1.800.000
403	08	01	00	Primas y gastos de seguros	1.800.000	0	0	0	0	0	1.800.000
403	09	00	00	Viáticos y pasajes	23.800.000	0	0	0	0	0	23.800.000
403	09	01	00	Viáticos y pasajes dentro del país	10.200.000	0	0	0	0	0	10.200.000
403	09	02	00	Viáticos y pasajes fuera del país	13.600.000	0	0	0	0	0	13.600.000
403	10	00	00	Servicios profesionales y técnicos	1.621.100	0	0	0	0	0	1.621.100
403	10	03	00	Servicios de procesamiento de datos	180.100	0	0	0	0	0	180.100
403	10	06	00	Servicios de veterinaria	110.000	0	0	0	0	0	110.000
403	10	09	00	Servicios de lavandería y tintorería	270.000	0	0	0	0	0	270.000
403	10	99	00	Otros servicios profesionales y técnicos	1.061.000	0	0	0	0	0	1.061.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.854.500	0	0	0	0	0	5.854.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.092.000	0	0	0	0	0	2.092.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	400.000	0	0	0	0	0	400.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	77.500	0	0	0	0	0	77.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.285.000	0	0	0	0	0	3.285.000
403	12	00	00	Conservación y reparaciones menores de obras	6.867.496	0	0	0	0	0	6.867.496
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	6.867.496	0	0	0	0	0	6.867.496
403	18	00	00	Impuestos indirectos	15.773.912	0	0	0	0	0	15.773.912
403	18	01	00	Impuesto al valor agregado	15.773.912	0	0	0	0	0	15.773.912
403	99	00	00	Otros servicios no personales	1.070.000	0	0	0	0	0	1.070.000
403	99	01	00	Otros servicios no personales	1.070.000	0	0	0	0	0	1.070.000
404	**00**	**00**	**00**	**Activos reales**	**8.381.574**	**0**	**0**	**0**	**0**	**0**	**8.381.574**
404	01	00	00	Repuestos y reparaciones mayores	709.500	0	0	0	0	0	709.500
404	01	01	00	Repuestos mayores	709.500	0	0	0	0	0	709.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	24.500	0	0	0	0	0	24.500
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	685.000	0	0	0	0	0	685.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.070.000	0	0	0	0	0	1.070.000
404	03	05	00	Maquinaria y equipos industriales y de taller	750.000	0	0	0	0	0	750.000
404	03	06	00	Maquinaria y equipos de energía	320.000	0	0	0	0	0	320.000
404	04	00	00	Equipos de transporte, tracción y elevación	4.000.000	0	0	0	0	0	4.000.000
404	04	01	00	Vehículos automotores terrestres	4.000.000	0	0	0	0	0	4.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	303.806	0	0	0	0	0	303.806
404	05	01	00	Equipos de telecomunicaciones	303.806	0	0	0	0	0	303.806
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.298.268	0	0	0	0	0	2.298.268
404	09	01	00	Mobiliario y equipos de oficina	1.147.495	0	0	0	0	0	1.147.495
404	09	02	00	Equipos de computación	777.273	0	0	0	0	0	777.273
404	09	03	00	Mobiliario y equipos de alojamiento	373.500	0	0	0	0	0	373.500
407	**00**	**00**	**00**	**Transferencias y donaciones**	**16.012.594**	**0**	**0**	**0**	**0**	**0**	**16.012.594**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	16.012.594	0	0	0	0	0	16.012.594
407	01	02	00	Donaciones corrientes internas al sector privado	16.012.594	0	0	0	0	0	16.012.594
407	01	02	01	Donaciones corrientes a personas	16.012.594	0	0	0	0	0	16.012.594
				Totales	**190.601.574**	**0**	**0**	**0**	**0**	**0**	**190.601.574**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 370045001 REPARACIÓN Y MANTENIMIENTO DE LAS ÁREAS DE LA INSTITUCIÓN.

UNIDAD DE MEDIDA: SERVICIO **META:** 3.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEADMINISTRAÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.893.460**	**0**	**0**	**0**	**0**	**0**	**11.893.460**
402	01	00	00	Productos alimenticios y agropecuarios	349.460	0	0	0	0	0	349.460
402	01	03	00	Productos agrícolas y pecuarios	349.460	0	0	0	0	0	349.460
402	02	00	00	Productos de minas, canteras y yacimientos	410.000	0	0	0	0	0	410.000
402	02	02	00	Petróleo crudo y gas natural	240.000	0	0	0	0	0	240.000
402	02	04	00	Mineral no ferroso	80.000	0	0	0	0	0	80.000
402	02	05	00	Piedra, arcilla, arena y tierra	90.000	0	0	0	0	0	90.000
402	03	00	00	Textiles y vestuarios	250.000	0	0	0	0	0	250.000
402	03	01	00	Textiles	250.000	0	0	0	0	0	250.000
402	04	00	00	Productos de cuero y caucho	83.000	0	0	0	0	0	83.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	83.000	0	0	0	0	0	83.000
402	05	00	00	Productos de papel, cartón e impresos	112.000	0	0	0	0	0	112.000
402	05	04	00	Libros, revistas y periódicos	112.000	0	0	0	0	0	112.000
402	06	00	00	Productos químicos y derivados	2.065.000	0	0	0	0	0	2.065.000
402	06	01	00	Sustancias químicas y de uso industrial	140.000	0	0	0	0	0	140.000
402	06	02	00	Abonos, plaguicidas y otros	55.000	0	0	0	0	0	55.000
402	06	03	00	Tintas, pinturas y colorantes	1.400.000	0	0	0	0	0	1.400.000
402	06	06	00	Combustibles y lubricantes	120.000	0	0	0	0	0	120.000
402	06	08	00	Productos plásticos	350.000	0	0	0	0	0	350.000
402	07	00	00	Productos minerales no metálicos	734.000	0	0	0	0	0	734.000
402	07	02	00	Vidrios y productos de vidrio	108.000	0	0	0	0	0	108.000
402	07	03	00	Productos de arcilla para construcción	406.000	0	0	0	0	0	406.000
402	07	04	00	Cemento, cal y yeso	220.000	0	0	0	0	0	220.000
402	08	00	00	Productos metálicos	2.252.000	0	0	0	0	0	2.252.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370045001 REPARACIÓN Y MANTENIMIENTO DE LAS ÁREAS DE LA INSTITUCIÓN.

UNIDAD DE MEDIDA: SERVICIO **META:** 3.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEADMINISTRAÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	01	00	Productos primarios de hierro y acero	402.000	0	0	0	0	0	402.000
402	08	02	00	Productos de metales no ferrosos	400.000	0	0	0	0	0	400.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.150.000	0	0	0	0	0	1.150.000
402	08	04	00	Productos metálicos estructurales	50.000	0	0	0	0	0	50.000
402	08	07	00	Material de señalamiento	24.000	0	0	0	0	0	24.000
402	08	10	00	Repuestos y accesorios para otros equipos	226.000	0	0	0	0	0	226.000
402	09	00	00	Productos de madera	1.299.000	0	0	0	0	0	1.299.000
402	09	01	00	Productos primarios de madera	1.249.000	0	0	0	0	0	1.249.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	3.809.000	0	0	0	0	0	3.809.000
402	10	07	00	Productos de seguridad en el trabajo	224.000	0	0	0	0	0	224.000
402	10	11	00	Materiales eléctricos	1.905.000	0	0	0	0	0	1.905.000
402	10	12	00	Materiales para instalaciones sanitarias	1.190.000	0	0	0	0	0	1.190.000
402	10	99	00	Otros productos y útiles diversos	490.000	0	0	0	0	0	490.000
402	99	00	00	Otros materiales y suministros	530.000	0	0	0	0	0	530.000
402	99	01	00	Otros materiales y suministros	530.000	0	0	0	0	0	530.000
403	**00**	**00**	**00**	**Servicios no personales**	**8.323.040**	**0**	**0**	**0**	**0**	**0**	**8.323.040**
403	02	00	00	Alquileres de maquinaria y equipos	200.000	0	0	0	0	0	200.000
403	02	99	00	Alquileres de otras maquinaria y equipos	200.000	0	0	0	0	0	200.000
403	10	00	00	Servicios profesionales y técnicos	911.000	0	0	0	0	0	911.000
403	10	99	00	Otros servicios profesionales y técnicos	911.000	0	0	0	0	0	911.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.264.500	0	0	0	0	0	2.264.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	142.000	0	0	0	0	0	142.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	77.500	0	0	0	0	0	77.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370045001 REPARACIÓN Y MANTENIMIENTO DE LAS ÁREAS DE LA INSTITUCIÓN.

UNIDAD DE MEDIDA: SERVICIO **META:** 3.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEADMINISTRAÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.045.000	0	0	0	0	0	2.045.000
403	12	00	00	Conservación y reparaciones menores de obras	1.600.000	0	0	0	0	0	1.600.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.600.000	0	0	0	0	0	1.600.000
403	18	00	00	Impuestos indirectos	2.377.540	0	0	0	0	0	2.377.540
403	18	01	00	Impuesto al valor agregado	2.377.540	0	0	0	0	0	2.377.540
403	99	00	00	Otros servicios no personales	970.000	0	0	0	0	0	970.000
403	99	01	00	Otros servicios no personales	970.000	0	0	0	0	0	970.000
404	**00**	**00**	**00**	**Activos reales**	**1.983.500**	**0**	**0**	**0**	**0**	**0**	**1.983.500**
404	01	00	00	Repuestos y reparaciones mayores	685.000	0	0	0	0	0	685.000
404	01	01	00	Repuestos mayores	685.000	0	0	0	0	0	685.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	685.000	0	0	0	0	0	685.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.070.000	0	0	0	0	0	1.070.000
404	03	05	00	Maquinaria y equipos industriales y de taller	750.000	0	0	0	0	0	750.000
404	03	06	00	Maquinaria y equipos de energia	320.000	0	0	0	0	0	320.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	228.500	0	0	0	0	0	228.500
404	09	03	00	Mobiliario y equipos de alojamiento	228.500	0	0	0	0	0	228.500
				Totales	**22.200.000**	**0**	**0**	**0**	**0**	**0**	**22.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370045002 OPTIMIZAR EL SERVICIO DE TRANSPORTE

UNIDAD DE MEDIDA: SERVICIO **META:** 21.200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.088.000**	**0**	**0**	**0**	**0**	**0**	**2.088.000**
402	04	00	00	Productos de cuero y caucho	82.000	0	0	0	0	0	82.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	2.000	0	0	0	0	0	2.000
402	04	03	00	Cauchos y tripas para vehículos	80.000	0	0	0	0	0	80.000
402	06	00	00	Productos químicos y derivados	85.000	0	0	0	0	0	85.000
402	06	01	00	Sustancias químicas y de uso industrial	2.000	0	0	0	0	0	2.000
402	06	03	00	Tintas, pinturas y colorantes	3.000	0	0	0	0	0	3.000
402	06	06	00	Combustibles y lubricantes	80.000	0	0	0	0	0	80.000
402	08	00	00	Productos metálicos	1.912.000	0	0	0	0	0	1.912.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	12.000	0	0	0	0	0	12.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.900.000	0	0	0	0	0	1.900.000
402	10	00	00	Productos varios y útiles diversos	9.000	0	0	0	0	0	9.000
402	10	02	00	Materiales y útiles de limpieza y aseo	7.000	0	0	0	0	0	7.000
402	10	11	00	Materiales eléctricos	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.387.500**	**0**	**0**	**0**	**0**	**0**	**4.387.500**
403	02	00	00	Alquileres de maquinaria y equipos	3.000	0	0	0	0	0	3.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.000	0	0	0	0	0	3.000
403	06	00	00	Servicios de transporte y almacenaje	8.000	0	0	0	0	0	8.000
403	06	01	00	Fletes y embalajes	8.000	0	0	0	0	0	8.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.800.000	0	0	0	0	0	1.800.000
403	08	01	00	Primas y gastos de seguros	1.800.000	0	0	0	0	0	1.800.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.900.000	0	0	0	0	0	1.900.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.900.000	0	0	0	0	0	1.900.000
403	18	00	00	Impuestos indirectos	676.500	0	0	0	0	0	676.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370045002 OPTIMIZAR EL SERVICIO DE TRANSPORTE

UNIDAD DE MEDIDA: SERVICIO **META:** 21.200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	676.500	0	0	0	0	0	676.500
404	**00**	**00**	**00**	**Activos reales**	**4.024.500**	**0**	**0**	**0**	**0**	**0**	**4.024.500**
404	01	00	00	Repuestos y reparaciones mayores	24.500	0	0	0	0	0	24.500
404	01	01	00	Repuestos mayores	24.500	0	0	0	0	0	24.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	24.500	0	0	0	0	0	24.500
404	04	00	00	Equipos de transporte, tracción y elevación	4.000.000	0	0	0	0	0	4.000.000
404	04	01	00	Vehículos automotores terrestres	4.000.000	0	0	0	0	0	4.000.000
				Totales	**10.500.000**	**0**	**0**	**0**	**0**	**0**	**10.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370045003 APOYO LOGÍSTICO Y SERVICIOS ESPECIALES

UNIDAD DE MEDIDA: SERVICIO **META:** 785.400

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**52.242.914**	**0**	**0**	**0**	**0**	**0**	**52.242.914**
402	01	00	00	Productos alimenticios y agropecuarios	38.116.457	0	0	0	0	0	38.116.457
402	01	01	00	Alimentos y bebidas para personas	38.116.457	0	0	0	0	0	38.116.457
402	03	00	00	Textiles y vestuarios	1.600.000	0	0	0	0	0	1.600.000
402	03	01	00	Textiles	1.600.000	0	0	0	0	0	1.600.000
402	05	00	00	Productos de papel, cartón e impresos	1.800.000	0	0	0	0	0	1.800.000
402	05	01	00	Pulpa de madera, papel y cartón	1.800.000	0	0	0	0	0	1.800.000
402	06	00	00	Productos químicos y derivados	4.591.757	0	0	0	0	0	4.591.757
402	06	02	00	Abonos, plaguicidas y otros	50.000	0	0	0	0	0	50.000
402	06	04	00	Productos farmacéuticos y medicamentos	750.000	0	0	0	0	0	750.000
402	06	05	00	Productos de tocador	500.000	0	0	0	0	0	500.000
402	06	08	00	Productos plásticos	3.291.757	0	0	0	0	0	3.291.757
402	10	00	00	Productos varios y útiles diversos	4.634.700	0	0	0	0	0	4.634.700
402	10	02	00	Materiales y útiles de limpieza y aseo	2.534.700	0	0	0	0	0	2.534.700
402	10	03	00	Utensilios de cocina y comedor	1.300.000	0	0	0	0	0	1.300.000
402	10	06	00	Condecoraciones, ofrendas y similares	800.000	0	0	0	0	0	800.000
402	99	00	00	Otros materiales y suministros	1.500.000	0	0	0	0	0	1.500.000
402	99	01	00	Otros materiales y suministros	1.500.000	0	0	0	0	0	1.500.000
403	**00**	**00**	**00**	**Servicios no personales**	**12.873.543**	**0**	**0**	**0**	**0**	**0**	**12.873.543**
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.000.000	0	0	0	0	0	7.000.000
403	07	03	00	Relaciones sociales	7.000.000	0	0	0	0	0	7.000.000
403	10	00	00	Servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	10	09	00	Servicios de lavandería y tintorería	100.000	0	0	0	0	0	100.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	700.000	0	0	0	0	0	700.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370045003 APOYO LOGÍSTICO Y SERVICIOS ESPECIALES

UNIDAD DE MEDIDA: SERVICIO **META:** 785.400

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	700.000	0	0	0	0	0	700.000
403	18	00	00	Impuestos indirectos	4.973.543	0	0	0	0	0	4.973.543
403	18	01	00	Impuesto al valor agregado	4.973.543	0	0	0	0	0	4.973.543
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
				Totales	**65.116.457**	**0**	**0**	**0**	**0**	**0**	**65.116.457**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370045004 CONSERVACIÓN Y MANTENIMIENTO DE LAS ÁREAS RESIDENCIALES

UNIDAD DE MEDIDA: SERVICIO **META:** 11.008

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.468.000**	**0**	**0**	**0**	**0**	**0**	**16.468.000**
402	01	00	00	Productos alimenticios y agropecuarios	9.963.000	0	0	0	0	0	9.963.000
402	01	01	00	Alimentos y bebidas para personas	9.663.000	0	0	0	0	0	9.663.000
402	01	02	00	Alimentos para animales	100.000	0	0	0	0	0	100.000
402	01	03	00	Productos agrícolas y pecuarios	200.000	0	0	0	0	0	200.000
402	02	00	00	Productos de minas, canteras y yacimientos	70.000	0	0	0	0	0	70.000
402	02	05	00	Piedra, arcilla, arena y tierra	70.000	0	0	0	0	0	70.000
402	03	00	00	Textiles y vestuarios	350.000	0	0	0	0	0	350.000
402	03	01	00	Textiles	350.000	0	0	0	0	0	350.000
402	04	00	00	Productos de cuero y caucho	140.000	0	0	0	0	0	140.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	50.000	0	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	90.000	0	0	0	0	0	90.000
402	05	00	00	Productos de papel, cartón e impresos	1.050.000	0	0	0	0	0	1.050.000
402	05	01	00	Pulpa de madera, papel y cartón	250.000	0	0	0	0	0	250.000
402	05	02	00	Envases y cajas de papel y cartón	280.000	0	0	0	0	0	280.000
402	05	03	00	Productos de papel y cartón para oficina	500.000	0	0	0	0	0	500.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	1.360.000	0	0	0	0	0	1.360.000
402	06	01	00	Sustancias químicas y de uso industrial	70.000	0	0	0	0	0	70.000
402	06	02	00	Abonos, plaguicidas y otros	150.000	0	0	0	0	0	150.000
402	06	03	00	Tintas, pinturas y colorantes	500.000	0	0	0	0	0	500.000
402	06	05	00	Productos de tocador	90.000	0	0	0	0	0	90.000
402	06	06	00	Combustibles y lubricantes	150.000	0	0	0	0	0	150.000
402	06	08	00	Productos plásticos	400.000	0	0	0	0	0	400.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370045004 CONSERVACIÓN Y MANTENIMIENTO DE LAS ÁREAS RESIDENCIALES

UNIDAD DE MEDIDA: SERVICIO **META:** 11.008

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	00	00	Productos minerales no metálicos	235.000	0	0	0	0	0	235.000
402	07	01	00	Productos de barro, loza y porcelana	100.000	0	0	0	0	0	100.000
402	07	02	00	Vidrios y productos de vidrio	30.000	0	0	0	0	0	30.000
402	07	03	00	Productos de arcilla para construcción	85.000	0	0	0	0	0	85.000
402	07	04	00	Cemento, cal y yeso	20.000	0	0	0	0	0	20.000
402	08	00	00	Productos metálicos	450.000	0	0	0	0	0	450.000
402	08	01	00	Productos primarios de hierro y acero	40.000	0	0	0	0	0	40.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	200.000	0	0	0	0	0	200.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	200.000	0	0	0	0	0	200.000
402	08	10	00	Repuestos y accesorios para otros equipos	10.000	0	0	0	0	0	10.000
402	09	00	00	Productos de madera	50.000	0	0	0	0	0	50.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	2.550.000	0	0	0	0	0	2.550.000
402	10	01	00	Artículos de deporte, recreación y juguetes	150.000	0	0	0	0	0	150.000
402	10	02	00	Materiales y útiles de limpieza y aseo	750.000	0	0	0	0	0	750.000
402	10	03	00	Utensilios de cocina y comedor	100.000	0	0	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	250.000	0	0	0	0	0	250.000
402	10	06	00	Condecoraciones, ofrendas y similares	50.000	0	0	0	0	0	50.000
402	10	07	00	Productos de seguridad en el trabajo	150.000	0	0	0	0	0	150.000
402	10	08	00	Materiales para equipos de computación	500.000	0	0	0	0	0	500.000
402	10	11	00	Materiales eléctricos	500.000	0	0	0	0	0	500.000
402	10	12	00	Materiales para instalaciones sanitarias	100.000	0	0	0	0	0	100.000
402	99	00	00	Otros materiales y suministros	250.000	0	0	0	0	0	250.000
402	99	01	00	Otros materiales y suministros	250.000	0	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370045004 CONSERVACIÓN Y MANTENIMIENTO DE LAS ÁREAS RESIDENCIALES

UNIDAD DE MEDIDA: SERVICIO **META:** 11.008

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.292.000**	**0**	**0**	**0**	**0**	**0**	**3.292.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	120.000	0	0	0	0	0	120.000
403	07	03	00	Relaciones sociales	120.000	0	0	0	0	0	120.000
403	10	00	00	Servicios profesionales y técnicos	430.000	0	0	0	0	0	430.000
403	10	06	00	Servicios de veterinaria	110.000	0	0	0	0	0	110.000
403	10	09	00	Servicios de lavandería y tintorería	170.000	0	0	0	0	0	170.000
403	10	99	00	Otros servicios profesionales y técnicos	150.000	0	0	0	0	0	150.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	450.000	0	0	0	0	0	450.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	400.000	0	0	0	0	0	400.000
403	12	00	00	Conservación y reparaciones menores de obras	150.000	0	0	0	0	0	150.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	150.000	0	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	2.142.000	0	0	0	0	0	2.142.000
403	18	01	00	Impuesto al valor agregado	2.142.000	0	0	0	0	0	2.142.000
404	**00**	**00**	**00**	**Activos reales**	**240.000**	**0**	**0**	**0**	**0**	**0**	**240.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	30.000	0	0	0	0	0	30.000
404	05	01	00	Equipos de telecomunicaciones	30.000	0	0	0	0	0	30.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	210.000	0	0	0	0	0	210.000
404	09	01	00	Mobiliario y equipos de oficina	30.000	0	0	0	0	0	30.000
404	09	02	00	Equipos de computación	35.000	0	0	0	0	0	35.000
404	09	03	00	Mobiliario y equipos de alojamiento	145.000	0	0	0	0	0	145.000
				Totales	**20.000.000**	**0**	**0**	**0**	**0**	**0**	**20.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370045005 ADQUISICIÓN Y SUMINISTRO DE MATERIALES DE OFICINA E INSUMOS

UNIDAD DE MEDIDA: SERVICIO **META:** 4.217

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.970.332**	**0**	**0**	**0**	**0**	**0**	**15.970.332**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	0	200.000
402	03	00	00	Textiles y vestuarios	620.000	0	0	0	0	0	620.000
402	03	01	00	Textiles	500.000	0	0	0	0	0	500.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	0	100.000
402	03	03	00	Calzados	20.000	0	0	0	0	0	20.000
402	04	00	00	Productos de cuero y caucho	250.000	0	0	0	0	0	250.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	250.000	0	0	0	0	0	250.000
402	05	00	00	Productos de papel, cartón e impresos	2.780.000	0	0	0	0	0	2.780.000
402	05	01	00	Pulpa de madera, papel y cartón	600.000	0	0	0	0	0	600.000
402	05	02	00	Envases y cajas de papel y cartón	250.000	0	0	0	0	0	250.000
402	05	03	00	Productos de papel y cartón para oficina	1.300.000	0	0	0	0	0	1.300.000
402	05	04	00	Libros, revistas y periódicos	180.000	0	0	0	0	0	180.000
402	05	05	00	Material de enseñanza	30.000	0	0	0	0	0	30.000
402	05	06	00	Productos de papel y cartón para computación	40.000	0	0	0	0	0	40.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	350.000	0	0	0	0	0	350.000
402	05	99	00	Otros productos de pulpa, papel y cartón	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	2.170.000	0	0	0	0	0	2.170.000
402	06	01	00	Sustancias químicas y de uso industrial	50.000	0	0	0	0	0	50.000
402	06	02	00	Abonos, plaguicidas y otros	120.000	0	0	0	0	0	120.000
402	06	03	00	Tintas, pinturas y colorantes	600.000	0	0	0	0	0	600.000
402	06	04	00	Productos farmacéuticos y medicamentos	300.000	0	0	0	0	0	300.000
402	06	05	00	Productos de tocador	80.000	0	0	0	0	0	80.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370045005 ADQUISICIÓN Y SUMINISTRO DE MATERIALES DE OFICINA E INSUMOS

UNIDAD DE MEDIDA: SERVICIO **META:** 4.217

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	20.000	0	0	0	0	0	20.000
402	06	08	00	Productos plásticos	1.000.000	0	0	0	0	0	1.000.000
402	07	00	00	Productos minerales no metálicos	150.000	0	0	0	0	0	150.000
402	07	02	00	Vidrios y productos de vidrio	150.000	0	0	0	0	0	150.000
402	08	00	00	Productos metálicos	200.000	0	0	0	0	0	200.000
402	08	10	00	Repuestos y accesorios para otros equipos	200.000	0	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	8.266.795	0	0	0	0	0	8.266.795
402	10	02	00	Materiales y útiles de limpieza y aseo	1.500.000	0	0	0	0	0	1.500.000
402	10	03	00	Utensilios de cocina y comedor	350.000	0	0	0	0	0	350.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	80.000	0	0	0	0	0	80.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	910.000	0	0	0	0	0	910.000
402	10	06	00	Condecoraciones, ofrendas y similares	180.000	0	0	0	0	0	180.000
402	10	07	00	Productos de seguridad en el trabajo	130.000	0	0	0	0	0	130.000
402	10	08	00	Materiales para equipos de computación	5.056.795	0	0	0	0	0	5.056.795
402	10	99	00	Otros productos y útiles diversos	60.000	0	0	0	0	0	60.000
402	99	00	00	Otros materiales y suministros	1.333.537	0	0	0	0	0	1.333.537
402	99	01	00	Otros materiales y suministros	1.333.537	0	0	0	0	0	1.333.537
403	**00**	**00**	**00**	**Servicios no personales**	**1.916.463**	**0**	**0**	**0**	**0**	0	**1.916.463**
403	18	00	00	Impuestos indirectos	1.916.463	0	0	0	0	0	1.916.463
403	18	01	00	Impuesto al valor agregado	1.916.463	0	0	0	0	0	1.916.463
				Totales	**17.886.795**	**0**	**0**	**0**	**0**	**0**	**17.886.795**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370045006 FORTALECIMIENTO DE LA PLATAFORMA TECNÓLOGICA

UNIDAD DE MEDIDA: SERVICIO **META:** 4.100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRAXCIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**367.581**	**0**	**0**	**0**	**0**	0	**367.581**
402	10	00	00	Productos varios y útiles diversos	367.581	0	0	0	0	0	367.581
402	10	08	00	Materiales para equipos de computación	212.106	0	0	0	0	0	212.106
402	10	11	00	Materiales eléctricos	155.475	0	0	0	0	0	155.475
403	**00**	**00**	**00**	**Servicios no personales**	**393.340**	**0**	**0**	**0**	**0**	0	**393.340**
403	10	00	00	Servicios profesionales y técnicos	180.100	0	0	0	0	0	180.100
403	10	03	00	Servicios de procesamiento de datos	180.100	0	0	0	0	0	180.100
403	18	00	00	Impuestos indirectos	213.240	0	0	0	0	0	213.240
403	18	01	00	Impuesto al valor agregado	213.240	0	0	0	0	0	213.240
404	**00**	**00**	**00**	**Activos reales**	**1.016.079**	**0**	**0**	**0**	**0**	0	**1.016.079**
404	05	00	00	Equipos de comunicaciones y de señalamiento	273.806	0	0	0	0	0	273.806
404	05	01	00	Equipos de telecomunicaciones	273.806	0	0	0	0	0	273.806
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	742.273	0	0	0	0	0	742.273
404	09	02	00	Equipos de computación	742.273	0	0	0	0	0	742.273
				Totales	**1.777.000**	**0**	**0**	**0**	**0**	0	**1.777.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370045007 PUBLICACIÓN Y DIVULGACIÓN

UNIDAD DE MEDIDA: SERVICIO **META:** 400.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.750.000**	**0**	**0**	**0**	**0**	**0**	**1.750.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.750.000	0	0	0	0	0	1.750.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	1.290.000	0	0	0	0	0	1.290.000
403	07	04	00	Avisos	360.000	0	0	0	0	0	360.000
				Totales	**1.750.000**	**0**	**0**	**0**	**0**	**0**	**1.750.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370045008 AMPLIACIÓN Y ADECUACIÓN DE LOS AMBIENTES

UNIDAD DE MEDIDA: SERVICIO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**5.967.722**	**0**	**0**	**0**	**0**	**0**	**5.967.722**
403	12	00	00	Conservación y reparaciones menores de obras	5.117.496	0	0	0	0	0	5.117.496
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.117.496	0	0	0	0	0	5.117.496
403	18	00	00	Impuestos indirectos	850.226	0	0	0	0	0	850.226
403	18	01	00	Impuesto al valor agregado	850.226	0	0	0	0	0	850.226
404	**00**	**00**	**00**	**Activos reales**	**1.117.495**	**0**	**0**	**0**	**0**	**0**	**1.117.495**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.117.495	0	0	0	0	0	1.117.495
404	09	01	00	Mobiliario y equipos de oficina	1.117.495	0	0	0	0	0	1.117.495
				Totales	**7.085.217**	**0**	**0**	**0**	**0**	**0**	**7.085.217**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370045009 GESTIÓN INTERNA Y ADMINISTRATIVA

UNIDAD DE MEDIDA: SERVICIO **META:** 11.665

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**26.200.000**	**0**	**0**	**0**	**0**	0	**26.200.000**
403	09	00	00	Viáticos y pasajes	23.800.000	0	0	0	0	0	23.800.000
403	09	01	00	Viáticos y pasajes dentro del país	10.200.000	0	0	0	0	0	10.200.000
403	09	02	00	Viáticos y pasajes fuera del país	13.600.000	0	0	0	0	0	13.600.000
403	18	00	00	Impuestos indirectos	2.400.000	0	0	0	0	0	2.400.000
403	18	01	00	Impuesto al valor agregado	2.400.000	0	0	0	0	0	2.400.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.400.000**	**0**	**0**	**0**	**0**	0	**15.400.000**
407	01	00	00	Transferencias y donaciones corrientes internas	15.400.000	0	0	0	0	0	15.400.000
407	01	02	00	Donaciones corrientes internas al sector privado	15.400.000	0	0	0	0	0	15.400.000
407	01	02	01	Donaciones corrientes a personas	15.400.000	0	0	0	0	0	15.400.000
				Totales	**41.600.000**	**0**	**0**	**0**	**0**	0	**41.600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO **META:** 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 370045010 MANTENIMIENTO A LAS ÁREAS DEL COMPLEJO RESIDENCIAL MAIQUETÍA.

UNIDAD DE MEDIDA: SERVICIO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINITRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.235.600**	0	0	0	0	0	**1.235.600**
402	01	00	00	Productos alimenticios y agropecuarios	1.087.400	0	0	0	0	0	1.087.400
402	01	01	00	Alimentos y bebidas para personas	1.087.400	0	0	0	0	0	1.087.400
402	06	00	00	Productos químicos y derivados	30.000	0	0	0	0	0	30.000
402	06	03	00	Tintas, pinturas y colorantes	30.000	0	0	0	0	0	30.000
402	08	00	00	Productos metálicos	20.000	0	0	0	0	0	20.000
402	08	03	00	Herramientas menores, cuchillería y articulos generales de ferretería	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	98.200	0	0	0	0	0	98.200
402	10	02	00	Materiales y útiles de limpieza y aseo	26.000	0	0	0	0	0	26.000
402	10	11	00	Materiales eléctricos	16.000	0	0	0	0	0	16.000
402	10	99	00	Otros productos y útiles diversos	56.200	0	0	0	0	0	56.200
403	**00**	**00**	**00**	**Servicios no personales**	**764.400**	0	0	0	0	0	**764.400**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	540.000	0	0	0	0	0	540.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	400.000	0	0	0	0	0	400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	140.000	0	0	0	0	0	140.000
403	18	00	00	Impuestos indirectos	224.400	0	0	0	0	0	224.400
403	18	01	00	Impuesto al valor agregado	224.400	0	0	0	0	0	224.400
				Totales	**2.000.000**	0	0	0	0	0	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 118281 370045000 OPTIMIZACIÓN DE SERVICIOS Y MANTENIMIENTO A LAS ÁREAS OPERATIVAS DEL ORGANISMO

OBJETIVO DEL PROYECTO: SUMINISTRAR EL APOYO TÉCNICO, LOGÍSTICO Y ADMINISTRATIVO, QUE REQUIERE EL MINISTRIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA PARA EL DESEMPEÑO DE SUS FUNCIONES.

UNIDAD DE MEDIDA: SERVICIO

META: 841.530

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 370045011 TRABAJO COMUNITARIO MIRAFLORES

UNIDAD DE MEDIDA: SERVICIO

META: 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**73.511**	**0**	**0**	**0**	**0**	**0**	**73.511**
401	03	00	00	Primas	73.511	0	0	0	0	0	73.511
401	03	18	00	Primas por hogar a obreros	73.511	0	0	0	0	0	73.511
407	**00**	**00**	**00**	**Transferencias y donaciones**	**612.594**	**0**	**0**	**0**	**0**	**0**	**612.594**
407	01	00	00	Transferencias y donaciones corrientes internas	612.594	0	0	0	0	0	612.594
407	01	02	00	Donaciones corrientes internas al sector privado	612.594	0	0	0	0	0	612.594
407	01	02	01	Donaciones corrientes a personas	612.594	0	0	0	0	0	612.594
				Totales	**686.105**	**0**	**0**	**0**	**0**	**0**	**686.105**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONTRIBUIR AL SUMINISTRO DE DATOS ESTADÍSTICOS A LOS ENTES PÚBLICOS Y PRIVADOS.
CONTRIBUIR A UN DESARROLLO EDUCATIVO DE ACCIÓN POR LA MUSICA A LOS NIÑOS, NIÑAS Y ADOLESCENTES DE BAJOS RECURSOS.
PLANIFICAR Y EJECUTAR ACCIONES URBANISTICAS, ARQUITECTONICAS Y PAISAJISTICAS DE CARÁCTER EXTRAORDINARIO A NIVEL NACIONAL.
OTORGAR AYUDAS AL SOBERANO QUE CONTRIBUYAN A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.133.120.299

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**349.554.803**	**783.565.496**	**0**	**0**	**0**	**0**	**1.133.120.299**
407	01	00	00	Transferencias y donaciones corrientes internas	349.554.803	0	0	0	0	0	349.554.803
407	01	03	00	Transferencias corrientes internas al sector público	349.554.803	0	0	0	0	0	349.554.803
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	349.554.803	0	0	0	0	0	349.554.803
407	03	00	00	Transferencias y donaciones de capital internas	0	783.565.496	0	0	0	0	783.565.496
407	03	03	00	Transferencias de capital internas al sector público	0	783.565.496	0	0	0	0	783.565.496
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	783.565.496	0	0	0	0	783.565.496
				Totales	**349.554.803**	**783.565.496**	**0**	**0**	**0**	**0**	**1.133.120.299**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONTRIBUIR AL SUMINISTRO DE DATOS ESTADÍSTICOS A LOS ENTES PÚBLICOS Y PRIVADOS.
CONTRIBUIR A UN DESARROLLO EDUCATIVO DE ACCIÓN POR LA MUSICA A LOS NIÑOS, NIÑAS Y ADOLESCENTES DE BAJOS RECURSOS.
PLANIFICAR Y EJECUTAR ACCIONES URBANISTICAS, ARQUITECTONICAS Y PAISAJISTICAS DE CARÁCTER EXTRAORDINARIO A NIVEL NACIONAL.
OTORGAR AYUDAS AL SOBERANO QUE CONTRIBUYAN A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.133.120.299

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**349.554.803**	**783.565.496**	**0**	**0**	**0**	**0**	**1.133.120.299**
407	01	00	00	Transferencias y donaciones corrientes internas	349.554.803	0	0	0	0	0	349.554.803
407	01	03	00	Transferencias corrientes internas al sector público	349.554.803	0	0	0	0	0	349.554.803
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	349.554.803	0	0	0	0	0	349.554.803
				- A0198 Instituto Nacional de Estadística (INE)	107.118.240	0	0	0	0	0	107.118.240
				- A0216 Fundación "Pueblo Soberano"	47.452.408	0	0	0	0	0	47.452.408
				- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)	194.983.155	0	0	0	0	0	194.983.155
				- A1604 Fundación Oficina Presidencial de Planes y Proyectos Especiales	1.000	0	0	0	0	0	1.000
407	03	00	00	Transferencias y donaciones de capital internas	0	783.565.496	0	0	0	0	783.565.496
407	03	03	00	Transferencias de capital internas al sector público	0	783.565.496	0	0	0	0	783.565.496
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	783.565.496	0	0	0	0	783.565.496
				- A0198 Instituto Nacional de Estadística (INE)	0	35.563.563	0	0	0	0	35.563.563
				- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)	0	748.001.933	0	0	0	0	748.001.933
				Totales	**349.554.803**	**783.565.496**	**0**	**0**	**0**	**0**	**1.133.120.299**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONTRIBUIR AL SUMINISTRO DE DATOS ESTADÍSTICOS A LOS ENTES PÚBLICOS Y PRIVADOS.
CONTRIBUIR A UN DESARROLLO EDUCATIVO DE ACCIÓN POR LA MUSICA A LOS NIÑOS, NIÑAS Y ADOLESCENTES DE BAJOS RECURSOS.
PLANIFICAR Y EJECUTAR ACCIONES URBANISTICAS, ARQUITECTONICAS Y PAISAJISTICAS DE CARÁCTER EXTRAORDINARIO A NIVEL NACIONAL.
OTORGAR AYUDAS AL SOBERANO QUE CONTRIBUYAN A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.133.120.299

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 379999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO NACIONAL DE ESTADÍSTICA (INE)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 142.681.803

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**107.118.240**	**35.563.563**	0	0	0	0	**142.681.803**
407	01	00	00	Transferencias y donaciones corrientes internas	107.118.240	0	0	0	0	0	107.118.240
407	01	03	00	Transferencias corrientes internas al sector público	107.118.240	0	0	0	0	0	107.118.240
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	107.118.240	0	0	0	0	0	107.118.240
407	03	00	00	Transferencias y donaciones de capital internas	0	35.563.563	0	0	0	0	35.563.563
407	03	03	00	Transferencias de capital internas al sector público	0	35.563.563	0	0	0	0	35.563.563
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	35.563.563	0	0	0	0	35.563.563
				Totales	**107.118.240**	**35.563.563**	0	0	0	0	**142.681.803**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONTRIBUIR AL SUMINISTRO DE DATOS ESTADÍSTICOS A LOS ENTES PÚBLICOS Y PRIVADOS.
CONTRIBUIR A UN DESARROLLO EDUCATIVO DE ACCIÓN POR LA MUSICA A LOS NIÑOS, NIÑAS Y ADOLESCENTES DE BAJOS RECURSOS.
PLANIFICAR Y EJECUTAR ACCIONES URBANISTICAS, ARQUITECTONICAS Y PAISAJISTICAS DE CARÁCTER EXTRAORDINARIO A NIVEL NACIONAL.
OTORGAR AYUDAS AL SOBERANO QUE CONTRIBUYAN A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.133.120.299

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 379999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN "PUEBLO SOBERANO"

UNIDAD DE MEDIDA: BOLÍVAR

META: 47.452.408

RESPONSABLE/EJECUTOR: FUNDACIÓN PUEBLO SOBERANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**47.452.408**	**0**	**0**	**0**	**0**	**0**	**47.452.408**
407	01	00	00	Transferencias y donaciones corrientes internas	47.452.408	0	0	0	0	0	47.452.408
407	01	03	00	Transferencias corrientes internas al sector público	47.452.408	0	0	0	0	0	47.452.408
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	47.452.408	0	0	0	0	0	47.452.408
				Totales	**47.452.408**	**0**	**0**	**0**	**0**	**0**	**47.452.408**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONTRIBUIR AL SUMINISTRO DE DATOS ESTADÍSTICOS A LOS ENTES PÚBLICOS Y PRIVADOS.
CONTRIBUIR A UN DESARROLLO EDUCATIVO DE ACCIÓN POR LA MUSICA A LOS NIÑOS, NIÑAS Y ADOLESCENTES DE BAJOS RECURSOS.
PLANIFICAR Y EJECUTAR ACCIONES URBANISTICAS, ARQUITECTONICAS Y PAISAJISTICAS DE CARÁCTER EXTRAORDINARIO A NIVEL NACIONAL.
OTORGAR AYUDAS AL SOBERANO QUE CONTRIBUYAN A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.133.120.299

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 379999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN OFICINA PRESIDENCIAL DE PLANES Y PROYECTOS ESPECIALES

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.000

RESPONSABLE/EJECUTOR: FUNDACIÓN OFICINA PRESIDENCIAL DE PLANES Y PROYECTOS ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.000**	**0**	**0**	**0**	**0**	**0**	**1.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.000	0	0	0	0	0	1.000
407	01	03	00	Transferencias corrientes internas al sector público	1.000	0	0	0	0	0	1.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.000	0	0	0	0	0	1.000
				Totales	**1.000**	**0**	**0**	**0**	**0**	**0**	**1.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONTRIBUIR AL SUMINISTRO DE DATOS ESTADÍSTICOS A LOS ENTES PÚBLICOS Y PRIVADOS.
CONTRIBUIR A UN DESARROLLO EDUCATIVO DE ACCIÓN POR LA MUSICA A LOS NIÑOS, NIÑAS Y ADOLESCENTES DE BAJOS RECURSOS.
PLANIFICAR Y EJECUTAR ACCIONES URBANISTICAS, ARQUITECTONICAS Y PAISAJISTICAS DE CARÁCTER EXTRAORDINARIO A NIVEL NACIONAL.
OTORGAR AYUDAS AL SOBERANO QUE CONTRIBUYAN A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.133.120.299

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 379999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN MUSICAL SIMÓN BOLÍVAR (FUNDAMUSICAL BOLÍVAR)

UNIDAD DE MEDIDA: BOLÍVAR

META: 942.985.088

RESPONSABLE/EJECUTOR: FUNDACIÓN MUSICAL SIMÓN BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**194.983.155**	**748.001.933**	**0**	**0**	**0**	**0**	**942.985.088**
407	01	00	00	Transferencias y donaciones corrientes internas	194.983.155	0	0	0	0	0	194.983.155
407	01	03	00	Transferencias corrientes internas al sector público	194.983.155	0	0	0	0	0	194.983.155
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	194.983.155	0	0	0	0	0	194.983.155
407	03	00	00	Transferencias y donaciones de capital internas	0	748.001.933	0	0	0	0	748.001.933
407	03	03	00	Transferencias de capital internas al sector público	0	748.001.933	0	0	0	0	748.001.933
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	748.001.933	0	0	0	0	748.001.933
				Totales	**194.983.155**	**748.001.933**	**0**	**0**	**0**	**0**	**942.985.088**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**528.539.316**	**0**	**0**	**0**	**0**	**0**	**528.539.316**
401	01	00	00	Sueldos, salarios y otras retribuciones	65.761.065	0	0	0	0	0	65.761.065
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	14.435.042	0	0	0	0	0	14.435.042
401	01	03	00	Suplencias a empleados	106.846	0	0	0	0	0	106.846
401	01	08	00	Sueldo al personal en trámite de nombramiento	106.846	0	0	0	0	0	106.846
401	01	09	00	Remuneraciones al personal en período de disponibilidad	106.846	0	0	0	0	0	106.846
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	19.221.197	0	0	0	0	0	19.221.197
401	01	12	00	Salarios a obreros en puestos no permanentes	11.299.636	0	0	0	0	0	11.299.636
401	01	13	00	Suplencias a obreros	370.072	0	0	0	0	0	370.072
401	01	18	00	Remuneraciones al personal contratado	18.792.370	0	0	0	0	0	18.792.370
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	200.000	0	0	0	0	0	200.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	27.783	0	0	0	0	0	27.783
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	710.003	0	0	0	0	0	710.003
401	01	99	00	Otras retribuciones	384.424	0	0	0	0	0	384.424
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	11.575.934	0	0	0	0	0	11.575.934
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.572.117	0	0	0	0	0	3.572.117
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	8.003.817	0	0	0	0	0	8.003.817
401	03	00	00	Primas	24.521.315	0	0	0	0	0	24.521.315
401	03	01	00	Primas por mérito a empleados	573.902	0	0	0	0	0	573.902
401	03	03	00	Primas por hogar a empleados	1.351.200	0	0	0	0	0	1.351.200
401	03	04	00	Primas por hijos a empleados	132.032	0	0	0	0	0	132.032
401	03	08	00	Primas de profesionalización a empleados	960.984	0	0	0	0	0	960.984
401	03	09	00	Primas por antigüedad a empleados	2.230.596	0	0	0	0	0	2.230.596
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.791.229	0	0	0	0	0	2.791.229
401	03	16	00	Primas por mérito a obreros	789.442	0	0	0	0	0	789.442
401	03	18	00	Primas por hogar a obreros	1.778.400	0	0	0	0	0	1.778.400
401	03	19	00	Primas por hijos de obreros	205.200	0	0	0	0	0	205.200
401	03	21	00	Primas por antigüedad a obreros	3.456.000	0	0	0	0	0	3.456.000
401	03	22	00	Primas de profesionalización a obreros	202.876	0	0	0	0	0	202.876
401	03	38	00	Primas por hogar al personal contratado	2.133.600	0	0	0	0	0	2.133.600
401	03	39	00	Primas por hijos al personal contratado	200.160	0	0	0	0	0	200.160
401	03	40	00	Primas de profesionalización al personal contratado	1.650.284	0	0	0	0	0	1.650.284

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	41	00	Primas por antigüedad al personal contratado	1.266.480	0	0	0	0	0	1.266.480
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	25.000	0	0	0	0	0	25.000
401	03	47	00	Primas al personal de alto nivel y de dirección	910.767	0	0	0	0	0	910.767
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	25.000	0	0	0	0	0	25.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	100.000	0	0	0	0	0	100.000
401	03	96	00	Otras primas al personal contratado	1.252.600	0	0	0	0	0	1.252.600
401	03	97	00	Otras primas a empleados	2.435.900	0	0	0	0	0	2.435.900
401	03	98	00	Otras primas a obreros	49.663	0	0	0	0	0	49.663
401	04	00	00	Complementos de sueldos y salarios	207.887.574	0	0	0	0	0	207.887.574
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	200.000	0	0	0	0	0	200.000
401	04	02	00	Complemento a empleados por trabajo nocturno	106.846	0	0	0	0	0	106.846
401	04	05	00	Complemento a empleados por gastos de representación	106.846	0	0	0	0	0	106.846
401	04	06	00	Complemento a empleados por comisión de servicios	1.352.444	0	0	0	0	0	1.352.444
401	04	08	00	Bono compensatorio de alimentación a empleados	7.839.920	0	0	0	0	0	7.839.920
401	04	10	00	Complemento a empleados por días feriados	2.000.000	0	0	0	0	0	2.000.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	400.000	0	0	0	0	0	400.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	370.072	0	0	0	0	0	370.072
401	04	18	00	Bono compensatorio de alimentación a obreros	19.054.992	0	0	0	0	0	19.054.992
401	04	20	00	Complemento a obreros por días feriados	8.800.000	0	0	0	0	0	8.800.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	400.000	0	0	0	0	0	400.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	23.626.064	0	0	0	0	0	23.626.064
401	04	28	00	Complemento al personal contratado por días feriados	4.000.000	0	0	0	0	0	4.000.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	26.576	0	0	0	0	0	26.576
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	306.506	0	0	0	0	0	306.506
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	212.608	0	0	0	0	0	212.608
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	50.000	0	0	0	0	0	50.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	2.936.813	0	0	0	0	0	2.936.813
401	04	96	00	Otros complementos a empleados	44.064.169	0	0	0	0	0	44.064.169
401	04	97	00	Otros complementos a obreros	54.164.672	0	0	0	0	0	54.164.672
401	04	98	00	Otros complementos al personal contratado	37.869.046	0	0	0	0	0	37.869.046
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	45.407.679	0	0	0	0	0	45.407.679

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	01	00	Aguinaldos a empleados	10.092.134	0	0	0	0	0	10.092.134
401	05	03	00	Bono vacacional a empleados	3.734.693	0	0	0	0	0	3.734.693
401	05	04	00	Aguinaldos a obreros	15.471.656	0	0	0	0	0	15.471.656
401	05	06	00	Bono vacacional a obreros	4.090.785	0	0	0	0	0	4.090.785
401	05	07	00	Aguinaldos al personal contratado	8.934.061	0	0	0	0	0	8.934.061
401	05	08	00	Bono vacacional al personal contratado	1.512.068	0	0	0	0	0	1.512.068
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	35.495	0	0	0	0	0	35.495
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.198	0	0	0	0	0	14.198
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.297.336	0	0	0	0	0	1.297.336
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	225.253	0	0	0	0	0	225.253
401	06	00	00	Aportes patronales y legales	19.244.601	0	0	0	0	0	19.244.601
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.741.655	0	0	0	0	0	2.741.655
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	917.090	0	0	0	0	0	917.090
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	611.393	0	0	0	0	0	611.393
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.009.213	0	0	0	0	0	2.009.213
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.134.805	0	0	0	0	0	3.134.805
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	696.623	0	0	0	0	0	696.623
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	696.623	0	0	0	0	0	696.623
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.547.166	0	0	0	0	0	2.547.166
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.923.086	0	0	0	0	0	2.923.086
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.893.406	0	0	0	0	0	1.893.406
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	7.001	0	0	0	0	0	7.001
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	2.334	0	0	0	0	0	2.334
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.550	0	0	0	0	0	3.550
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	182.455	0	0	0	0	0	182.455
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	60.818	0	0	0	0	0	60.818
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	129.734	0	0	0	0	0	129.734
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	40.546	0	0	0	0	0	40.546
401	06	95	00	Otros aportes legales por personal contratado	647.103	0	0	0	0	0	647.103
401	07	00	00	Asistencia socio-económica	114.151.691	0	0	0	0	0	114.151.691

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	01	00	Capacitación y adiestramiento a empleados	100.000	0	0	0	0	0	100.000
401	07	02	00	Becas a empleados	1.230.768	0	0	0	0	0	1.230.768
401	07	03	00	Ayudas por matrimonio a empleados	4.000	0	0	0	0	0	4.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.000	0	0	0	0	0	4.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	16.692.624	0	0	0	0	0	16.692.624
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.343.914	0	0	0	0	0	7.343.914
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	17.910.428	0	0	0	0	0	17.910.428
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.280.385	0	0	0	0	0	1.280.385
401	07	10	00	Dotación de uniformes a empleados	1.500.000	0	0	0	0	0	1.500.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.090.908	0	0	0	0	0	1.090.908
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.173.825	0	0	0	0	0	1.173.825
401	07	17	00	Capacitación y adiestramiento a obreros	100.000	0	0	0	0	0	100.000
401	07	18	00	Becas a obreros	1.810.188	0	0	0	0	0	1.810.188
401	07	19	00	Ayudas por matrimonio de obreros	2.000	0	0	0	0	0	2.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.000	0	0	0	0	0	2.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	6.345.648	0	0	0	0	0	6.345.648
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	7.319.482	0	0	0	0	0	7.319.482
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	28.697.610	0	0	0	0	0	28.697.610
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.717.280	0	0	0	0	0	2.717.280
401	07	26	00	Dotación de uniformes a obreros	9.500.000	0	0	0	0	0	9.500.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	894.348	0	0	0	0	0	894.348
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.309.355	0	0	0	0	0	2.309.355
401	07	33	00	Asistencia socio-económica al personal contratado	1.741.150	0	0	0	0	0	1.741.150
401	07	52	00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	0	50.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	5.328	0	0	0	0	0	5.328
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	11.668	0	0	0	0	0	11.668
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	37.114	0	0	0	0	0	37.114

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	50.000	0	0	0	0	0	50.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	197.136	0	0	0	0	0	197.136
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	304.091	0	0	0	0	0	304.091
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	411.266	0	0	0	0	0	411.266
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	45.525	0	0	0	0	0	45.525
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	301.050	0	0	0	0	0	301.050
401	07	96	00	Otras subvenciones a empleados	1.482.300	0	0	0	0	0	1.482.300
401	07	97	00	Otras subvenciones a obreros	1.482.300	0	0	0	0	0	1.482.300
401	08	00	00	Prestaciones sociales e indemnizaciones	39.989.457	0	0	0	0	0	39.989.457
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	10.743.445	0	0	0	0	0	10.743.445
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	16.018.226	0	0	0	0	0	16.018.226
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	12.117.194	0	0	0	0	0	12.117.194
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	29.579	0	0	0	0	0	29.579
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.081.013	0	0	0	0	0	1.081.013
403	**00**	**00**	**00**	**Servicios no personales**	**5.141.761**	**0**	**0**	**0**	**0**	**0**	**5.141.761**
403	10	00	00	Servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	2.641.249	0	0	0	0	0	2.641.249
403	18	01	00	Impuesto al valor agregado	2.641.249	0	0	0	0	0	2.641.249
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.500.512	0	0	0	0	0	1.500.512
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.500.512	0	0	0	0	0	1.500.512
				Totales	**533.681.077**	**0**	**0**	**0**	**0**	**0**	**533.681.077**

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 370001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**528.539.316**	**0**	**0**	**0**	**0**	**0**	**528.539.316**
401	01	00	00	Sueldos, salarios y otras retribuciones	65.761.065	0	0	0	0	0	65.761.065
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	14.435.042	0	0	0	0	0	14.435.042
401	01	03	00	Suplencias a empleados	106.846	0	0	0	0	0	106.846
401	01	08	00	Sueldo al personal en trámite de nombramiento	106.846	0	0	0	0	0	106.846
401	01	09	00	Remuneraciones al personal en período de disponibilidad	106.846	0	0	0	0	0	106.846
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	19.221.197	0	0	0	0	0	19.221.197
401	01	12	00	Salarios a obreros en puestos no permanentes	11.299.636	0	0	0	0	0	11.299.636
401	01	13	00	Suplencias a obreros	370.072	0	0	0	0	0	370.072
401	01	18	00	Remuneraciones al personal contratado	18.792.370	0	0	0	0	0	18.792.370
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	200.000	0	0	0	0	0	200.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	27.783	0	0	0	0	0	27.783
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	710.003	0	0	0	0	0	710.003
401	01	99	00	Otras retribuciones	384.424	0	0	0	0	0	384.424
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	11.575.934	0	0	0	0	0	11.575.934
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.572.117	0	0	0	0	0	3.572.117
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	8.003.817	0	0	0	0	0	8.003.817
401	03	00	00	Primas	24.521.315	0	0	0	0	0	24.521.315
401	03	01	00	Primas por mérito a empleados	573.902	0	0	0	0	0	573.902
401	03	03	00	Primas por hogar a empleados	1.351.200	0	0	0	0	0	1.351.200
401	03	04	00	Primas por hijos a empleados	132.032	0	0	0	0	0	132.032
401	03	08	00	Primas de profesionalización a empleados	960.984	0	0	0	0	0	960.984
401	03	09	00	Primas por antigüedad a empleados	2.230.596	0	0	0	0	0	2.230.596
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.791.229	0	0	0	0	0	2.791.229
401	03	16	00	Primas por mérito a obreros	789.442	0	0	0	0	0	789.442
401	03	18	00	Primas por hogar a obreros	1.778.400	0	0	0	0	0	1.778.400
401	03	19	00	Primas por hijos de obreros	205.200	0	0	0	0	0	205.200

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 370001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	21	00	Primas por antigüedad a obreros	3.456.000	0	0	0	0	0	3.456.000
401	03	22	00	Primas de profesionalización a obreros	202.876	0	0	0	0	0	202.876
401	03	38	00	Primas por hogar al personal contratado	2.133.600	0	0	0	0	0	2.133.600
401	03	39	00	Primas por hijos al personal contratado	200.160	0	0	0	0	0	200.160
401	03	40	00	Primas de profesionalización al personal contratado	1.650.284	0	0	0	0	0	1.650.284
401	03	41	00	Primas por antigüedad al personal contratado	1.266.480	0	0	0	0	0	1.266.480
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	25.000	0	0	0	0	0	25.000
401	03	47	00	Primas al personal de alto nivel y de dirección	910.767	0	0	0	0	0	910.767
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	25.000	0	0	0	0	0	25.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	100.000	0	0	0	0	0	100.000
401	03	96	00	Otras primas al personal contratado	1.252.600	0	0	0	0	0	1.252.600
401	03	97	00	Otras primas a empleados	2.435.900	0	0	0	0	0	2.435.900
401	03	98	00	Otras primas a obreros	49.663	0	0	0	0	0	49.663
401	04	00	00	Complementos de sueldos y salarios	207.887.574	0	0	0	0	0	207.887.574
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	200.000	0	0	0	0	0	200.000
401	04	02	00	Complemento a empleados por trabajo nocturno	106.846	0	0	0	0	0	106.846
401	04	05	00	Complemento a empleados por gastos de representación	106.846	0	0	0	0	0	106.846
401	04	06	00	Complemento a empleados por comisión de servicios	1.352.444	0	0	0	0	0	1.352.444
401	04	08	00	Bono compensatorio de alimentación a empleados	7.839.920	0	0	0	0	0	7.839.920
401	04	10	00	Complemento a empleados por días feriados	2.000.000	0	0	0	0	0	2.000.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	400.000	0	0	0	0	0	400.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	370.072	0	0	0	0	0	370.072
401	04	18	00	Bono compensatorio de alimentación a obreros	19.054.992	0	0	0	0	0	19.054.992
401	04	20	00	Complemento a obreros por días feriados	8.800.000	0	0	0	0	0	8.800.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	400.000	0	0	0	0	0	400.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	23.626.064	0	0	0	0	0	23.626.064
401	04	28	00	Complemento al personal contratado por días feriados	4.000.000	0	0	0	0	0	4.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 370001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	26.576	0	0	0	0	0	26.576
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	306.506	0	0	0	0	0	306.506
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	212.608	0	0	0	0	0	212.608
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	50.000	0	0	0	0	0	50.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	2.936.813	0	0	0	0	0	2.936.813
401	04	96	00	Otros complementos a empleados	44.064.169	0	0	0	0	0	44.064.169
401	04	97	00	Otros complementos a obreros	54.164.672	0	0	0	0	0	54.164.672
401	04	98	00	Otros complementos al personal contratado	37.869.046	0	0	0	0	0	37.869.046
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	45.407.679	0	0	0	0	0	45.407.679
401	05	01	00	Aguinaldos a empleados	10.092.134	0	0	0	0	0	10.092.134
401	05	03	00	Bono vacacional a empleados	3.734.693	0	0	0	0	0	3.734.693
401	05	04	00	Aguinaldos a obreros	15.471.656	0	0	0	0	0	15.471.656
401	05	06	00	Bono vacacional a obreros	4.090.785	0	0	0	0	0	4.090.785
401	05	07	00	Aguinaldos al personal contratado	8.934.061	0	0	0	0	0	8.934.061
401	05	08	00	Bono vacacional al personal contratado	1.512.068	0	0	0	0	0	1.512.068
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	35.495	0	0	0	0	0	35.495
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.198	0	0	0	0	0	14.198
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.297.336	0	0	0	0	0	1.297.336
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	225.253	0	0	0	0	0	225.253
401	06	00	00	Aportes patronales y legales	19.244.601	0	0	0	0	0	19.244.601
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.741.655	0	0	0	0	0	2.741.655
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	917.090	0	0	0	0	0	917.090
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	611.393	0	0	0	0	0	611.393
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.009.213	0	0	0	0	0	2.009.213
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.134.805	0	0	0	0	0	3.134.805
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	696.623	0	0	0	0	0	696.623

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 370001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	696.623	0	0	0	0	0	696.623
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.547.166	0	0	0	0	0	2.547.166
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.923.086	0	0	0	0	0	2.923.086
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.893.406	0	0	0	0	0	1.893.406
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	7.001	0	0	0	0	0	7.001
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	2.334	0	0	0	0	0	2.334
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.550	0	0	0	0	0	3.550
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	182.455	0	0	0	0	0	182.455
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	60.818	0	0	0	0	0	60.818
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	129.734	0	0	0	0	0	129.734
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	40.546	0	0	0	0	0	40.546
401	06	95	00	Otros aportes legales por personal contratado	647.103	0	0	0	0	0	647.103
401	07	00	00	Asistencia socio-económica	114.151.691	0	0	0	0	0	114.151.691
401	07	01	00	Capacitación y adiestramiento a empleados	100.000	0	0	0	0	0	100.000
401	07	02	00	Becas a empleados	1.230.768	0	0	0	0	0	1.230.768
401	07	03	00	Ayudas por matrimonio a empleados	4.000	0	0	0	0	0	4.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.000	0	0	0	0	0	4.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	16.692.624	0	0	0	0	0	16.692.624
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.343.914	0	0	0	0	0	7.343.914
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	17.910.428	0	0	0	0	0	17.910.428
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.280.385	0	0	0	0	0	1.280.385
401	07	10	00	Dotación de uniformes a empleados	1.500.000	0	0	0	0	0	1.500.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.090.908	0	0	0	0	0	1.090.908
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.173.825	0	0	0	0	0	1.173.825
401	07	17	00	Capacitación y adiestramiento a obreros	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 370001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	18	00	Becas a obreros	1.810.188	0	0	0	0	0	1.810.188
401	07	19	00	Ayudas por matrimonio de obreros	2.000	0	0	0	0	0	2.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.000	0	0	0	0	0	2.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	6.345.648	0	0	0	0	0	6.345.648
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	7.319.482	0	0	0	0	0	7.319.482
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	28.697.610	0	0	0	0	0	28.697.610
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.717.280	0	0	0	0	0	2.717.280
401	07	26	00	Dotación de uniformes a obreros	9.500.000	0	0	0	0	0	9.500.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	894.348	0	0	0	0	0	894.348
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.309.355	0	0	0	0	0	2.309.355
401	07	33	00	Asistencia socio-económica al personal contratado	1.741.150	0	0	0	0	0	1.741.150
401	07	52	00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	0	50.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	5.328	0	0	0	0	0	5.328
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	11.668	0	0	0	0	0	11.668
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	37.114	0	0	0	0	0	37.114
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	50.000	0	0	0	0	0	50.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	197.136	0	0	0	0	0	197.136
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	304.091	0	0	0	0	0	304.091
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	411.266	0	0	0	0	0	411.266
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	45.525	0	0	0	0	0	45.525
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	301.050	0	0	0	0	0	301.050

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 370001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	96	00	Otras subvenciones a empleados	1.482.300	0	0	0	0	0	1.482.300
401	07	97	00	Otras subvenciones a obreros	1.482.300	0	0	0	0	0	1.482.300
401	08	00	00	Prestaciones sociales e indemnizaciones	39.989.457	0	0	0	0	0	39.989.457
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	10.743.445	0	0	0	0	0	10.743.445
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	16.018.226	0	0	0	0	0	16.018.226
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	12.117.194	0	0	0	0	0	12.117.194
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	29.579	0	0	0	0	0	29.579
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.081.013	0	0	0	0	0	1.081.013
403	**00**	**00**	**00**	**Servicios no personales**	**5.141.761**	**0**	**0**	**0**	**0**	**0**	**5.141.761**
403	10	00	00	Servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	2.641.249	0	0	0	0	0	2.641.249
403	18	01	00	Impuesto al valor agregado	2.641.249	0	0	0	0	0	2.641.249
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.500.512	0	0	0	0	0	1.500.512
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.500.512	0	0	0	0	0	1.500.512
				Totales	**533.681.077**	**0**	**0**	**0**	**0**	**0**	**533.681.077**

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**144.000**	**0**	**0**	**0**	**0**	**0**	**144.000**
402	05	00	00	Productos de papel, cartón e impresos	42.000	0	0	0	0	0	42.000
402	05	03	00	Productos de papel y cartón para oficina	42.000	0	0	0	0	0	42.000
402	06	00	00	Productos químicos y derivados	50.000	0	0	0	0	0	50.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	0	50.000
402	99	00	00	Otros materiales y suministros	52.000	0	0	0	0	0	52.000
402	99	01	00	Otros materiales y suministros	52.000	0	0	0	0	0	52.000
403	**00**	**00**	**00**	**Servicios no personales**	**35.426.665**	**0**	**0**	**0**	**0**	**0**	**35.426.665**
403	04	00	00	Servicios básicos	14.285.715	0	0	0	0	0	14.285.715
403	04	01	00	Electricidad	892.857	0	0	0	0	0	892.857
403	04	02	00	Gas	17.857	0	0	0	0	0	17.857
403	04	03	00	Agua	1.696.429	0	0	0	0	0	1.696.429
403	04	04	00	Teléfonos	9.133.929	0	0	0	0	0	9.133.929
403	04	05	00	Servicio de comunicaciones	2.410.714	0	0	0	0	0	2.410.714
403	04	06	00	Servicio de aseo urbano y domiciliario	133.929	0	0	0	0	0	133.929
403	06	00	00	Servicios de transporte y almacenaje	30.000	0	0	0	0	0	30.000
403	06	03	00	Estacionamiento	30.000	0	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.286.785	0	0	0	0	0	6.286.785
403	07	01	00	Publicidad y propaganda	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	900.000	0	0	0	0	0	900.000
403	07	03	00	Relaciones sociales	5.336.785	0	0	0	0	0	5.336.785
403	07	04	00	Avisos	30.000	0	0	0	0	0	30.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	500.000	0	0	0	0	0	500.000
403	08	01	00	Primas y gastos de seguros	500.000	0	0	0	0	0	500.000
403	09	00	00	Viáticos y pasajes	8.000	0	0	0	0	0	8.000
403	09	01	00	Viáticos y pasajes dentro del país	8.000	0	0	0	0	0	8.000
403	10	00	00	Servicios profesionales y técnicos	2.724.000	0	0	0	0	0	2.724.000
403	10	01	00	Servicios jurídicos	50.000	0	0	0	0	0	50.000
403	10	03	00	Servicios de procesamiento de datos	150.000	0	0	0	0	0	150.000
403	10	09	00	Servicios de lavandería y tintorería	600.000	0	0	0	0	0	600.000
403	10	99	00	Otros servicios profesionales y técnicos	1.924.000	0	0	0	0	0	1.924.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.928.571	0	0	0	0	0	3.928.571
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.928.571	0	0	0	0	0	3.928.571

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	4.197.715	0	0	0	0	0	4.197.715
403	18	01	00	Impuesto al valor agregado	4.197.715	0	0	0	0	0	4.197.715
403	99	00	00	Otros servicios no personales	3.465.879	0	0	0	0	0	3.465.879
403	99	01	00	Otros servicios no personales	3.465.879	0	0	0	0	0	3.465.879
404	**00**	**00**	**00**	**Activos reales**	**2.550.000**	**0**	**0**	**0**	**0**	**0**	**2.550.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	260.000	0	0	0	0	0	260.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	250.000	0	0	0	0	0	250.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	200.000	0	0	0	0	0	200.000
404	05	01	00	Equipos de telecomunicaciones	200.000	0	0	0	0	0	200.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	30.000	0	0	0	0	0	30.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	30.000	0	0	0	0	0	30.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	360.000	0	0	0	0	0	360.000
404	07	01	00	Equipos científicos y de laboratorio	15.000	0	0	0	0	0	15.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	20.000	0	0	0	0	0	20.000
404	07	03	00	Obras de arte	15.000	0	0	0	0	0	15.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	10.000	0	0	0	0	0	10.000
404	07	06	00	Instrumentos musicales y equipos de audio	50.000	0	0	0	0	0	50.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	250.000	0	0	0	0	0	250.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.700.000	0	0	0	0	0	1.700.000
404	09	01	00	Mobiliario y equipos de oficina	900.000	0	0	0	0	0	900.000
404	09	02	00	Equipos de computación	200.000	0	0	0	0	0	200.000
404	09	03	00	Mobiliario y equipos de alojamiento	400.000	0	0	0	0	0	400.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**202.757.178**	**0**	**0**	**0**	**0**	**0**	**202.757.178**
407	01	00	00	Transferencias y donaciones corrientes internas	202.757.178	0	0	0	0	0	202.757.178
407	01	03	00	Transferencias corrientes internas al sector público	202.757.178	0	0	0	0	0	202.757.178
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	202.757.178	0	0	0	0	0	202.757.178
				Totales	**240.877.843**	**0**	**0**	**0**	**0**	**0**	**240.877.843**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**202.757.178**	**0**	**0**	**0**	**0**	**0**	**202.757.178**
407	01	00	00	Transferencias y donaciones corrientes internas	202.757.178	0	0	0	0	0	202.757.178
407	01	03	00	Transferencias corrientes internas al sector público	202.757.178	0	0	0	0	0	202.757.178
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	202.757.178	0	0	0	0	0	202.757.178
				- A0198 Instituto Nacional de Estadística (INE)	72.881.760	0	0	0	0	0	72.881.760
				- A0216 Fundación "Pueblo Soberano"	52.547.592	0	0	0	0	0	52.547.592
				- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)	55.328.826	0	0	0	0	0	55.328.826
				- A1604 Fundación Oficina Presidencial de Planes y Proyectos Especiales	21.999.000	0	0	0	0	0	21.999.000
				Totales	**202.757.178**	**0**	**0**	**0**	**0**	**0**	**202.757.178**

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2013**

ACCIÓN ESPECÍFICA: 370002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**144.000**	**0**	**0**	**0**	**0**	**0**	**144.000**
402	05	00	00	Productos de papel, cartón e impresos	42.000	0	0	0	0	0	42.000
402	05	03	00	Productos de papel y cartón para oficina	42.000	0	0	0	0	0	42.000
402	06	00	00	Productos químicos y derivados	50.000	0	0	0	0	0	50.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	0	50.000
402	99	00	00	Otros materiales y suministros	52.000	0	0	0	0	0	52.000
402	99	01	00	Otros materiales y suministros	52.000	0	0	0	0	0	52.000
403	**00**	**00**	**00**	**Servicios no personales**	**35.426.665**	**0**	**0**	**0**	**0**	**0**	**35.426.665**
403	04	00	00	Servicios básicos	14.285.715	0	0	0	0	0	14.285.715
403	04	01	00	Electricidad	892.857	0	0	0	0	0	892.857
403	04	02	00	Gas	17.857	0	0	0	0	0	17.857
403	04	03	00	Agua	1.696.429	0	0	0	0	0	1.696.429
403	04	04	00	Teléfonos	9.133.929	0	0	0	0	0	9.133.929
403	04	05	00	Servicio de comunicaciones	2.410.714	0	0	0	0	0	2.410.714
403	04	06	00	Servicio de aseo urbano y domiciliario	133.929	0	0	0	0	0	133.929
403	06	00	00	Servicios de transporte y almacenaje	30.000	0	0	0	0	0	30.000
403	06	03	00	Estacionamiento	30.000	0	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.286.785	0	0	0	0	0	6.286.785
403	07	01	00	Publicidad y propaganda	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	900.000	0	0	0	0	0	900.000
403	07	03	00	Relaciones sociales	5.336.785	0	0	0	0	0	5.336.785
403	07	04	00	Avisos	30.000	0	0	0	0	0	30.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	500.000	0	0	0	0	0	500.000
403	08	01	00	Primas y gastos de seguros	500.000	0	0	0	0	0	500.000
403	09	00	00	Viáticos y pasajes	8.000	0	0	0	0	0	8.000
403	09	01	00	Viáticos y pasajes dentro del país	8.000	0	0	0	0	0	8.000
403	10	00	00	Servicios profesionales y técnicos	2.724.000	0	0	0	0	0	2.724.000
403	10	01	00	Servicios jurídicos	50.000	0	0	0	0	0	50.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 370002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	03	00	Servicios de procesamiento de datos	150.000	0	0	0	0	0	150.000
403	10	09	00	Servicios de lavandería y tintorería	600.000	0	0	0	0	0	600.000
403	10	99	00	Otros servicios profesionales y técnicos	1.924.000	0	0	0	0	0	1.924.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.928.571	0	0	0	0	0	3.928.571
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.928.571	0	0	0	0	0	3.928.571
403	18	00	00	Impuestos indirectos	4.197.715	0	0	0	0	0	4.197.715
403	18	01	00	Impuesto al valor agregado	4.197.715	0	0	0	0	0	4.197.715
403	99	00	00	Otros servicios no personales	3.465.879	0	0	0	0	0	3.465.879
403	99	01	00	Otros servicios no personales	3.465.879	0	0	0	0	0	3.465.879
404	**00**	**00**	**00**	**Activos reales**	**2.550.000**	**0**	**0**	**0**	**0**	**0**	**2.550.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	260.000	0	0	0	0	0	260.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	250.000	0	0	0	0	0	250.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	200.000	0	0	0	0	0	200.000
404	05	01	00	Equipos de telecomunicaciones	200.000	0	0	0	0	0	200.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	30.000	0	0	0	0	0	30.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	30.000	0	0	0	0	0	30.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	360.000	0	0	0	0	0	360.000
404	07	01	00	Equipos científicos y de laboratorio	15.000	0	0	0	0	0	15.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	20.000	0	0	0	0	0	20.000
404	07	03	00	Obras de arte	15.000	0	0	0	0	0	15.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	10.000	0	0	0	0	0	10.000
404	07	06	00	Instrumentos musicales y equipos de audio	50.000	0	0	0	0	0	50.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	250.000	0	0	0	0	0	250.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.700.000	0	0	0	0	0	1.700.000
404	09	01	00	Mobiliario y equipos de oficina	900.000	0	0	0	0	0	900.000
404	09	02	00	Equipos de computación	200.000	0	0	0	0	0	200.000
404	09	03	00	Mobiliario y equipos de alojamiento	400.000	0	0	0	0	0	400.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 370002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
				Totales	**38.120.665**	**0**	**0**	**0**	**0**	**0**	**38.120.665**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 370002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**202.757.178**	**0**	**0**	**0**	**0**	**0**	**202.757.178**
407	01	00	00	Transferencias y donaciones corrientes internas	202.757.178	0	0	0	0	0	202.757.178
407	01	03	00	Transferencias corrientes internas al sector público	202.757.178	0	0	0	0	0	202.757.178
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	202.757.178	0	0	0	0	0	202.757.178
				Totales	**202.757.178**	**0**	**0**	**0**	**0**	**0**	**202.757.178**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**61.918.923**	**0**	**0**	**0**	**0**	**0**	**61.918.923**
407	01	00	00	Transferencias y donaciones corrientes internas	61.918.923	0	0	0	0	0	61.918.923
407	01	01	00	Transferencias corrientes internas al sector privado	59.597.002	0	0	0	0	0	59.597.002
407	01	01	01	Pensiones del personal empleado, obrero y militar	6.286.903	0	0	0	0	0	6.286.903
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	12.356.077	0	0	0	0	0	12.356.077
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.053.726	0	0	0	0	0	2.053.726
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	943.035	0	0	0	0	0	943.035
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	6.041.144	0	0	0	0	0	6.041.144
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.913.824	0	0	0	0	0	5.913.824
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	3.949.019	0	0	0	0	0	3.949.019
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.853.412	0	0	0	0	0	1.853.412
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	9.937.638	0	0	0	0	0	9.937.638
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	10.262.224	0	0	0	0	0	10.262.224
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	387.283	0	0	0	0	0	387.283
407	01	05	02	Pensiones del personal de alto nivel y de dirección	127.765	0	0	0	0	0	127.765
407	01	05	07	Aguinaldos del personal pensionado de alto nivel y de dirección	33.941	0	0	0	0	0	33.941
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	19.165	0	0	0	0	0	19.165
407	01	05	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección	107.020	0	0	0	0	0	107.020
407	01	05	99	Otras subvenciones socio-económicas del personal pensionado de alto nivel y de dirección	99.392	0	0	0	0	0	99.392
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	1.934.638	0	0	0	0	0	1.934.638
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	640.412	0	0	0	0	0	640.412
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	166.103	0	0	0	0	0	166.103
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	96.062	0	0	0	0	0	96.062
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	535.100	0	0	0	0	0	535.100
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	496.961	0	0	0	0	0	496.961
				Totales	**61.918.923**	**0**	**0**	**0**	**0**	**0**	**61.918.923**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 370003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**61.918.923**	**0**	**0**	**0**	**0**	**0**	**61.918.923**
407	01	00	00	Transferencias y donaciones corrientes internas	61.918.923	0	0	0	0	0	61.918.923
407	01	01	00	Transferencias corrientes internas al sector privado	59.597.002	0	0	0	0	0	59.597.002
407	01	01	01	Pensiones del personal empleado, obrero y militar	6.286.903	0	0	0	0	0	6.286.903
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	12.356.077	0	0	0	0	0	12.356.077
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.053.726	0	0	0	0	0	2.053.726
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	943.035	0	0	0	0	0	943.035
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	6.041.144	0	0	0	0	0	6.041.144
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.913.824	0	0	0	0	0	5.913.824
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	3.949.019	0	0	0	0	0	3.949.019
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.853.412	0	0	0	0	0	1.853.412
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	9.937.638	0	0	0	0	0	9.937.638
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	10.262.224	0	0	0	0	0	10.262.224
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	387.283	0	0	0	0	0	387.283
407	01	05	02	Pensiones del personal de alto nivel y de dirección	127.765	0	0	0	0	0	127.765
407	01	05	07	Aguinaldos del personal pensionado de alto nivel y de dirección	33.941	0	0	0	0	0	33.941
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	19.165	0	0	0	0	0	19.165
407	01	05	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección	107.020	0	0	0	0	0	107.020
407	01	05	99	Otras subvenciones socio-económicas del personal pensionado de alto nivel y de dirección	99.392	0	0	0	0	0	99.392
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	1.934.638	0	0	0	0	0	1.934.638
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	640.412	0	0	0	0	0	640.412
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	166.103	0	0	0	0	0	166.103
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	96.062	0	0	0	0	0	96.062
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	535.100	0	0	0	0	0	535.100
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	496.961	0	0	0	0	0	496.961
				Totales	**61.918.923**	**0**	**0**	**0**	**0**	**0**	**61.918.923**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.000.000**	**0**	**0**	**0**	**0**	**0**	**4.000.000**
403	18	00	00	Impuestos indirectos	4.000.000	0	0	0	0	0	4.000.000
403	18	01	00	Impuesto al valor agregado	4.000.000	0	0	0	0	0	4.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**26.000.000**	**0**	**0**	**0**	**0**	**0**	**26.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	26.000.000	0	0	0	0	0	26.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	26.000.000	0	0	0	0	0	26.000.000
407	01	02	01	Donaciones corrientes a personas	26.000.000	0	0	0	0	0	26.000.000
				Totales	**30.000.000**	**0**	**0**	**0**	**0**	**0**	**30.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 370007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.000.000**	**0**	**0**	**0**	**0**	**0**	**4.000.000**
403	18	00	00	Impuestos indirectos	4.000.000	0	0	0	0	0	4.000.000
403	18	01	00	Impuesto al valor agregado	4.000.000	0	0	0	0	0	4.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**26.000.000**	**0**	**0**	**0**	**0**	**0**	**26.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	26.000.000	0	0	0	0	0	26.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	26.000.000	0	0	0	0	0	26.000.000
407	01	02	01	Donaciones corrientes a personas	26.000.000	0	0	0	0	0	26.000.000
				Totales	**30.000.000**	**0**	**0**	**0**	**0**	**0**	**30.000.000**

38

Consejo Moral Republicano

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO MORAL REPUBLICANO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.257.993**	**0**	**0**	**0**	**0**	**0**	**5.257.993**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.925.053	0	0	0	0	0	2.925.053
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	645.225	0	0	0	0	0	645.225
401	01	18	00	Remuneraciones al personal contratado	1.632.363	0	0	0	0	0	1.632.363
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	556.865	0	0	0	0	0	556.865
401	01	99	00	Otras retribuciones	90.600	0	0	0	0	0	90.600
401	03	00	00	Primas	320.100	0	0	0	0	0	320.100
401	03	04	00	Primas por hijos a empleados	23.500	0	0	0	0	0	23.500
401	03	08	00	Primas de profesionalización a empleados	33.600	0	0	0	0	0	33.600
401	03	09	00	Primas por antigüedad a empleados	167.000	0	0	0	0	0	167.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	88.000	0	0	0	0	0	88.000
401	03	97	00	Otras primas a empleados	8.000	0	0	0	0	0	8.000
401	04	00	00	Complementos de sueldos y salarios	424.000	0	0	0	0	0	424.000
401	04	08	00	Bono compensatorio de alimentación a empleados	152.000	0	0	0	0	0	152.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	212.000	0	0	0	0	0	212.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	60.000	0	0	0	0	0	60.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	808.640	0	0	0	0	0	808.640
401	05	01	00	Aguinaldos a empleados	215.796	0	0	0	0	0	215.796
401	05	03	00	Bono vacacional a empleados	85.000	0	0	0	0	0	85.000
401	05	07	00	Aguinaldos al personal contratado	236.374	0	0	0	0	0	236.374
401	05	08	00	Bono vacacional al personal contratado	21.000	0	0	0	0	0	21.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	188.912	0	0	0	0	0	188.912
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	61.558	0	0	0	0	0	61.558
401	06	00	00	Aportes patronales y legales	229.000	0	0	0	0	0	229.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	55.000	0	0	0	0	0	55.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	30.000	0	0	0	0	0	30.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	20.000	0	0	0	0	0	20.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	48.000	0	0	0	0	0	48.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	55.000	0	0	0	0	0	55.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	21.000	0	0	0	0	0	21.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO MORAL REPUBLICANO

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	268.000	0	0	0	0	0	268.000
401	07	01	00	Capacitación y adiestramiento a empleados	20.000	0	0	0	0	0	20.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	198.000	0	0	0	0	0	198.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.000	0	0	0	0	0	5.000
401	07	10	00	Dotación de uniformes a empleados	5.000	0	0	0	0	0	5.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	10.000	0	0	0	0	0	10.000
401	07	96	00	Otras subvenciones a empleados	30.000	0	0	0	0	0	30.000
401	08	00	00	Prestaciones sociales e indemnizaciones	283.200	0	0	0	0	0	283.200
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	80.000	0	0	0	0	0	80.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	123.200	0	0	0	0	0	123.200
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	80.000	0	0	0	0	0	80.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**95.000**	**0**	**0**	**0**	**0**	**0**	**95.000**
402	01	00	00	Productos alimenticios y agropecuarios	40.000	0	0	0	0	0	40.000
402	01	01	00	Alimentos y bebidas para personas	40.000	0	0	0	0	0	40.000
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	10.000	0	0	0	0	0	10.000
402	05	04	00	Libros, revistas y periódicos	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	35.000	0	0	0	0	0	35.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**737.007**	**0**	**0**	**0**	**0**	**0**	**737.007**
403	04	00	00	Servicios básicos	110.000	0	0	0	0	0	110.000
403	04	01	00	Electricidad	5.500	0	0	0	0	0	5.500
403	04	04	00	Teléfonos	30.000	0	0	0	0	0	30.000
403	04	05	00	Servicio de comunicaciones	8.500	0	0	0	0	0	8.500
403	04	06	00	Servicio de aseo urbano y domiciliario	6.000	0	0	0	0	0	6.000
403	04	07	00	Servicio de condominio	60.000	0	0	0	0	0	60.000
403	06	00	00	Servicios de transporte y almacenaje	65.000	0	0	0	0	0	65.000
403	06	01	00	Fletes y embalajes	65.000	0	0	0	0	0	65.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	35.000	0	0	0	0	0	35.000
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO MORAL REPUBLICANO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	5.000	0	0	0	0	0	5.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	34.000	0	0	0	0	0	34.000
403	08	01	00	Primas y gastos de seguros	10.000	0	0	0	0	0	10.000
403	08	02	00	Comisiones y gastos bancarios	24.000	0	0	0	0	0	24.000
403	09	00	00	Viáticos y pasajes	180.000	0	0	0	0	0	180.000
403	09	01	00	Viáticos y pasajes dentro del país	170.000	0	0	0	0	0	170.000
403	09	02	00	Viáticos y pasajes fuera del país	10.000	0	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	12	00	00	Conservación y reparaciones menores de obras	100.000	0	0	0	0	0	100.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	126.007	0	0	0	0	0	126.007
403	18	01	00	Impuesto al valor agregado	126.007	0	0	0	0	0	126.007
403	99	00	00	Otros servicios no personales	77.000	0	0	0	0	0	77.000
403	99	01	00	Otros servicios no personales	77.000	0	0	0	0	0	77.000
404	**00**	**00**	**00**	**Activos reales**	**30.000**	**0**	**0**	**0**	**0**	**0**	**30.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	09	01	00	Mobiliario y equipos de oficina	15.000	0	0	0	0	0	15.000
404	09	02	00	Equipos de computación	15.000	0	0	0	0	0	15.000
				Totales	**6.120.000**	**0**	**0**	**0**	**0**	**0**	**6.120.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 118813 380022000 COMISIÓN POR LA JUSTICIA Y LA VERDAD.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA GARANTIZAR EL DERECHO A LA VERDAD, SANCIONAR A LOS RESPONSABLES DE HECHOS DE VIOLACIÓN DE DERECHOS HUMANOS, DELITOS DE LESA HUMANIDAD, REIVINDICACIÓN MORAL, SOCIAL, POLÍTICA AL HONOR Y A LA DIGNIDAD DE LAS VÍCTIMAS DE LA REPRESIÓN QUE SE GENERÓ ENTRE LOS AÑOS 1958 A 1998.

UNIDAD DE MEDIDA: ACTA / EXPEDIENTE

META: 200

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.000**	**0**	**0**	**0**	**0**	**0**	**15.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**60.000**	**0**	**0**	**0**	**0**	**0**	**60.000**
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	09	02	00	Viáticos y pasajes fuera del país	10.000	0	0	0	0	0	10.000
				Totales	**75.000**	**0**	**0**	**0**	**0**	**0**	**75.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 118813 380022000 COMISIÓN POR LA JUSTICIA Y LA VERDAD.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA GARANTIZAR EL DERECHO A LA VERDAD, SANCIONAR A LOS RESPONSABLES DE HECHOS DE VIOLACIÓN DE DERECHOS HUMANOS, DELITOS DE LESA HUMANIDAD, REIVINDICACIÓN MORAL, SOCIAL, POLÍTICA AL HONOR Y A LA DIGNIDAD DE LAS VÍCTIMAS DE LA REPRESIÓN QUE SE GENERÓ ENTRE LOS AÑOS 1958 A 1998.

UNIDAD DE MEDIDA: ACTA / EXPEDIENTE

META: 200

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO **PROYECTO:** 118813 380022000 COMISIÓN POR LA JUSTICIA Y LA VERDAD.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA GARANTIZAR EL DERECHO A LA VERDAD, SANCIONAR A LOS RESPONSABLES DE HECHOS DE VIOLACIÓN DE DERECHOS HUMANOS, DELITOS DE LESA HUMANIDAD, REIVINDICACIÓN MORAL, SOCIAL, POLÍTICA AL HONOR Y A LA DIGNIDAD DE LAS VÍCTIMAS DE LA REPRESIÓN QUE SE GENERÓ ENTRE LOS AÑOS 1958 A 1998.

UNIDAD DE MEDIDA: ACTA / EXPEDIENTE **META:** 200

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 380022002 EXPEDIENTES PROCESADOS

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 200

RESPONSABLE/EJECUTOR: SECRETARIA EJECUTIVA PERMANENTE.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.000**	**0**	**0**	**0**	**0**	0	**15.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**60.000**	**0**	**0**	**0**	**0**	0	**60.000**
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	09	02	00	Viáticos y pasajes fuera del país	10.000	0	0	0	0	0	10.000
				Totales	**75.000**	**0**	**0**	**0**	**0**	0	**75.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 117140 380023000 FORMACIÓN CÍVICA Y RESCATE DE VALORES EN LA ESCUELA, LA FAMILIA, COMUNIDADES ORGANIZADAS Y FUNCIONARIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: PROMOVER EL FORTALECIMIENTO DE LAS CAPACIDADES DE ANÁLISIS Y DISCUSIÓN DE LA FORMACIÓN CÍVICA, CON EL OBJETO DE AFIANZAR Y PROFUNDIZAR LA PARTICIPACIÓN CIUDADANA, ASÍ COMO EL DESARROLLO DE VALORES Y DESTREZAS CÍVICAS POR PARTE DE LOS CIUDADANOS.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 1.600

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.254.658**	**0**	**0**	**0**	**0**	**0**	**4.254.658**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.368.188	0	0	0	0	0	2.368.188
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	645.225	0	0	0	0	0	645.225
401	01	18	00	Remuneraciones al personal contratado	1.632.363	0	0	0	0	0	1.632.363
401	01	99	00	Otras retribuciones	90.600	0	0	0	0	0	90.600
401	03	00	00	Primas	320.100	0	0	0	0	0	320.100
401	03	04	00	Primas por hijos a empleados	23.500	0	0	0	0	0	23.500
401	03	08	00	Primas de profesionalización a empleados	33.600	0	0	0	0	0	33.600
401	03	09	00	Primas por antigüedad a empleados	167.000	0	0	0	0	0	167.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	88.000	0	0	0	0	0	88.000
401	03	97	00	Otras primas a empleados	8.000	0	0	0	0	0	8.000
401	04	00	00	Complementos de sueldos y salarios	424.000	0	0	0	0	0	424.000
401	04	08	00	Bono compensatorio de alimentación a empleados	152.000	0	0	0	0	0	152.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	212.000	0	0	0	0	0	212.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	60.000	0	0	0	0	0	60.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	558.170	0	0	0	0	0	558.170
401	05	01	00	Aguinaldos a empleados	215.796	0	0	0	0	0	215.796
401	05	03	00	Bono vacacional a empleados	85.000	0	0	0	0	0	85.000
401	05	07	00	Aguinaldos al personal contratado	236.374	0	0	0	0	0	236.374
401	05	08	00	Bono vacacional al personal contratado	21.000	0	0	0	0	0	21.000
401	06	00	00	Aportes patronales y legales	143.000	0	0	0	0	0	143.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	55.000	0	0	0	0	0	55.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	20.000	0	0	0	0	0	20.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	20.000	0	0	0	0	0	20.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	48.000	0	0	0	0	0	48.000
401	07	00	00	Asistencia socio-económica	238.000	0	0	0	0	0	238.000
401	07	01	00	Capacitación y adiestramiento a empleados	20.000	0	0	0	0	0	20.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	198.000	0	0	0	0	0	198.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 117140 380023000 FORMACIÓN CÍVICA Y RESCATE DE VALORES EN LA ESCUELA, LA FAMILIA, COMUNIDADES ORGANIZADAS Y FUNCIONARIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: PROMOVER EL FORTALECIMIENTO DE LAS CAPACIDADES DE ANÁLISIS Y DISCUSIÓN DE LA FORMACIÓN CÍVICA, CON EL OBJETO DE AFIANZAR Y PROFUNDIZAR LA PARTICIPACIÓN CIUDADANA, ASÍ COMO EL DESARROLLO DE VALORES Y DESTREZAS CÍVICAS POR PARTE DE LOS CIUDADANOS.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 1.600

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS **PRESUPUESTO:** **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.000	0	0	0	0	0	5.000
401	07	10	00	Dotación de uniformes a empleados	5.000	0	0	0	0	0	5.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	10.000	0	0	0	0	0	10.000
401	08	00	00	Prestaciones sociales e indemnizaciones	203.200	0	0	0	0	0	203.200
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	80.000	0	0	0	0	0	80.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	123.200	0	0	0	0	0	123.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**60.000**	**0**	**0**	**0**	**0**	**0**	**60.000**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	35.000	0	0	0	0	0	35.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**355.000**	**0**	**0**	**0**	**0**	**0**	**355.000**
403	06	00	00	Servicios de transporte y almacenaje	65.000	0	0	0	0	0	65.000
403	06	01	00	Fletes y embalajes	65.000	0	0	0	0	0	65.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	15.000	0	0	0	0	0	15.000
403	08	02	00	Comisiones y gastos bancarios	15.000	0	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	120.000	0	0	0	0	0	120.000
403	09	01	00	Viáticos y pasajes dentro del país	120.000	0	0	0	0	0	120.000
403	18	00	00	Impuestos indirectos	88.000	0	0	0	0	0	88.000
403	18	01	00	Impuesto al valor agregado	88.000	0	0	0	0	0	88.000
403	99	00	00	Otros servicios no personales	67.000	0	0	0	0	0	67.000
403	99	01	00	Otros servicios no personales	67.000	0	0	0	0	0	67.000
404	**00**	**00**	**00**	**Activos reales**	**30.000**	**0**	**0**	**0**	**0**	**0**	**30.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	09	01	00	Mobiliario y equipos de oficina	15.000	0	0	0	0	0	15.000
404	09	02	00	Equipos de computación	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 117140 380023000 FORMACIÓN CÍVICA Y RESCATE DE VALORES EN LA ESCUELA, LA FAMILIA, COMUNIDADES ORGANIZADAS Y FUNCIONARIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: PROMOVER EL FORTALECIMIENTO DE LAS CAPACIDADES DE ANÁLISIS Y DISCUSIÓN DE LA FORMACIÓN CÍVICA, CON EL OBJETO DE AFIANZAR Y PROFUNDIZAR LA PARTICIPACIÓN CIUDADANA, ASÍ COMO EL DESARROLLO DE VALORES Y DESTREZAS CÍVICAS POR PARTE DE LOS CIUDADANOS.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 1.600

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**4.699.658**	0	0	0	0	0	**4.699.658**

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 117140 380023000 FORMACIÓN CÍVICA Y RESCATE DE VALORES EN LA ESCUELA, LA FAMILIA, COMUNIDADES ORGANIZADAS Y FUNCIONARIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: PROMOVER EL FORTALECIMIENTO DE LAS CAPACIDADES DE ANÁLISIS Y DISCUSIÓN DE LA FORMACIÓN CÍVICA, CON EL OBJETO DE AFIANZAR Y PROFUNDIZAR LA PARTICIPACIÓN CIUDADANA, ASÍ COMO EL DESARROLLO DE VALORES Y DESTREZAS CÍVICAS POR PARTE DE LOS CIUDADANOS.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 1.600

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 117140 380023000 FORMACIÓN CÍVICA Y RESCATE DE VALORES EN LA ESCUELA, LA FAMILIA, COMUNIDADES ORGANIZADAS Y FUNCIONARIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: PROMOVER EL FORTALECIMIENTO DE LAS CAPACIDADES DE ANÁLISIS Y DISCUSIÓN DE LA FORMACIÓN CÍVICA, CON EL OBJETO DE AFIANZAR Y PROFUNDIZAR LA PARTICIPACIÓN CIUDADANA, ASÍ COMO EL DESARROLLO DE VALORES Y DESTREZAS CÍVICAS POR PARTE DE LOS CIUDADANOS.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 1.600

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 380023003 FORMACIÓN Y CAPACITACIÓN.

UNIDAD DE MEDIDA: ESTUDIO / TALLER **META:** 1.600

RESPONSABLE/EJECUTOR: COORDINACION DE PROMOCION Y EDUCACION

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.254.658**	0	0	0	0	0	**4.254.658**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.368.188	0	0	0	0	0	2.368.188
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	645.225	0	0	0	0	0	645.225
401	01	18	00	Remuneraciones al personal contratado	1.632.363	0	0	0	0	0	1.632.363
401	01	99	00	Otras retribuciones	90.600	0	0	0	0	0	90.600
401	03	00	00	Primas	320.100	0	0	0	0	0	320.100
401	03	04	00	Primas por hijos a empleados	23.500	0	0	0	0	0	23.500
401	03	08	00	Primas de profesionalización a empleados	33.600	0	0	0	0	0	33.600
401	03	09	00	Primas por antigüedad a empleados	167.000	0	0	0	0	0	167.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	88.000	0	0	0	0	0	88.000
401	03	97	00	Otras primas a empleados	8.000	0	0	0	0	0	8.000
401	04	00	00	Complementos de sueldos y salarios	424.000	0	0	0	0	0	424.000
401	04	08	00	Bono compensatorio de alimentación a empleados	152.000	0	0	0	0	0	152.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	212.000	0	0	0	0	0	212.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	60.000	0	0	0	0	0	60.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	558.170	0	0	0	0	0	558.170
401	05	01	00	Aguinaldos a empleados	215.796	0	0	0	0	0	215.796
401	05	03	00	Bono vacacional a empleados	85.000	0	0	0	0	0	85.000
401	05	07	00	Aguinaldos al personal contratado	236.374	0	0	0	0	0	236.374
401	05	08	00	Bono vacacional al personal contratado	21.000	0	0	0	0	0	21.000
401	06	00	00	Aportes patronales y legales	143.000	0	0	0	0	0	143.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	55.000	0	0	0	0	0	55.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	20.000	0	0	0	0	0	20.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 117140 380023000 FORMACIÓN CÍVICA Y RESCATE DE VALORES EN LA ESCUELA, LA FAMILIA, COMUNIDADES ORGANIZADAS Y FUNCIONARIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: PROMOVER EL FORTALECIMIENTO DE LAS CAPACIDADES DE ANÁLISIS Y DISCUSIÓN DE LA FORMACIÓN CÍVICA, CON EL OBJETO DE AFIANZAR Y PROFUNDIZAR LA PARTICIPACIÓN CIUDADANA, ASÍ COMO EL DESARROLLO DE VALORES Y DESTREZAS CÍVICAS POR PARTE DE LOS CIUDADANOS.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 1.600

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 380023003 FORMACIÓN Y CAPACITACIÓN.

UNIDAD DE MEDIDA: ESTUDIO / TALLER **META:** 1.600

RESPONSABLE/EJECUTOR: COORDINACION DE PROMOCION Y EDUCACION

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	48.000	0	0	0	0	0	48.000
401	07	00	00	Asistencia socio-económica	238.000	0	0	0	0	0	238.000
401	07	01	00	Capacitación y adiestramiento a empleados	20.000	0	0	0	0	0	20.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	198.000	0	0	0	0	0	198.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.000	0	0	0	0	0	5.000
401	07	10	00	Dotación de uniformes a empleados	5.000	0	0	0	0	0	5.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	10.000	0	0	0	0	0	10.000
401	08	00	00	Prestaciones sociales e indemnizaciones	203.200	0	0	0	0	0	203.200
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	80.000	0	0	0	0	0	80.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	123.200	0	0	0	0	0	123.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**45.000**	**0**	**0**	**0**	**0**	**0**	**45.000**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
403	06	00	00	Servicios de transporte y almacenaje	65.000	0	0	0	0	0	65.000
403	06	01	00	Fletes y embalajes	65.000	0	0	0	0	0	65.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	15.000	0	0	0	0	0	15.000
403	08	02	00	Comisiones y gastos bancarios	15.000	0	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	120.000	0	0	0	0	0	120.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 117140 380023000 FORMACIÓN CÍVICA Y RESCATE DE VALORES EN LA ESCUELA, LA FAMILIA, COMUNIDADES ORGANIZADAS Y FUNCIONARIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: PROMOVER EL FORTALECIMIENTO DE LAS CAPACIDADES DE ANÁLISIS Y DISCUSIÓN DE LA FORMACIÓN CÍVICA, CON EL OBJETO DE AFIANZAR Y PROFUNDIZAR LA PARTICIPACIÓN CIUDADANA, ASÍ COMO EL DESARROLLO DE VALORES Y DESTREZAS CÍVICAS POR PARTE DE LOS CIUDADANOS.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 1.600

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 380023003 FORMACIÓN Y CAPACITACIÓN.

UNIDAD DE MEDIDA: ESTUDIO / TALLER **META:** 1.600

RESPONSABLE/EJECUTOR: COORDINACION DE PROMOCION Y EDUCACION

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	120.000	0	0	0	0	0	120.000
403	18	00	00	Impuestos indirectos	88.000	0	0	0	0	0	88.000
403	18	01	00	Impuesto al valor agregado	88.000	0	0	0	0	0	88.000
403	99	00	00	Otros servicios no personales	12.000	0	0	0	0	0	12.000
403	99	01	00	Otros servicios no personales	12.000	0	0	0	0	0	12.000
404	**00**	**00**	**00**	**Activos reales**	**30.000**	**0**	**0**	**0**	**0**	**0**	**30.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	09	01	00	Mobiliario y equipos de oficina	15.000	0	0	0	0	0	15.000
404	09	02	00	Equipos de computación	15.000	0	0	0	0	0	15.000
				Totales	**4.629.658**	**0**	**0**	**0**	**0**	**0**	**4.629.658**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 117140 380023000 FORMACIÓN CÍVICA Y RESCATE DE VALORES EN LA ESCUELA, LA FAMILIA, COMUNIDADES ORGANIZADAS Y FUNCIONARIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: PROMOVER EL FORTALECIMIENTO DE LAS CAPACIDADES DE ANÁLISIS Y DISCUSIÓN DE LA FORMACIÓN CÍVICA, CON EL OBJETO DE AFIANZAR Y PROFUNDIZAR LA PARTICIPACIÓN CIUDADANA, ASÍ COMO EL DESARROLLO DE VALORES Y DESTREZAS CÍVICAS POR PARTE DE LOS CIUDADANOS.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 1.600

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 380023004 RECOPILACIÓN, PROCESAMIENTO Y DIVULGACIÓN DE LA DATA GENERADA EN LA CONSECUSIÓN DEL PROYECTO.

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: SECRETARIA EJECUTIVA PERMANENTE.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.000**	**0**	**0**	**0**	**0**	**0**	**15.000**
402	10	00	00	Productos varios y útiles diversos	15.000	0	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**55.000**	**0**	**0**	**0**	**0**	**0**	**55.000**
403	99	00	00	Otros servicios no personales	55.000	0	0	0	0	0	55.000
403	99	01	00	Otros servicios no personales	55.000	0	0	0	0	0	55.000
				Totales	**70.000**	**0**	**0**	**0**	**0**	**0**	**70.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 118788 380024000 CAMPAÑA DE PROMOCIÓN INSTITUCIONAL PARA EL RESCATE DE LA FORMACIÓN CÍVICA Y LOS VALORES CIUDADANOS.

OBJETIVO DEL PROYECTO: PROMOVER Y DIVULGAR A TRAVÉS DE UNA CAMPAÑA INSTITUCIONAL LA FORMACIÓN CÍVICA Y LOS VALORES CIUDADANOS POR MEDIO DE LA DIVULGACIÓN DE LOS DEBERES Y VIRTUDES DEMOCRÁTICAS COMO PARTE DEL DESARROLLO INTEGRAL DEL PAÍS.

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA

META: 1

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**48.007**	**0**	**0**	**0**	**0**	**0**	**48.007**
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.000	0	0	0	0	0	30.000
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	8.007	0	0	0	0	0	8.007
403	18	01	00	Impuesto al valor agregado	8.007	0	0	0	0	0	8.007
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**48.007**	**0**	**0**	**0**	**0**	**0**	**48.007**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 118788 380024000 CAMPAÑA DE PROMOCIÓN INSTITUCIONAL PARA EL RESCATE DE LA FORMACIÓN CÍVICA Y LOS VALORES CIUDADANOS.

OBJETIVO DEL PROYECTO: PROMOVER Y DIVULGAR A TRAVÉS DE UNA CAMPAÑA INSTITUCIONAL LA FORMACIÓN CÍVICA Y LOS VALORES CIUDADANOS POR MEDIO DE LA DIVULGACIÓN DE LOS DEBERES Y VIRTUDES DEMOCRÁTICAS COMO PARTE DEL DESARROLLO INTEGRAL DEL PAÍS.

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA

META: 1

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 118788 380024000 CAMPAÑA DE PROMOCIÓN INSTITUCIONAL PARA EL RESCATE DE LA FORMACIÓN CÍVICA Y LOS VALORES CIUDADANOS.

OBJETIVO DEL PROYECTO: PROMOVER Y DIVULGAR A TRAVÉS DE UNA CAMPAÑA INSTITUCIONAL LA FORMACIÓN CÍVICA Y LOS VALORES CIUDADANOS POR MEDIO DE LA DIVULGACIÓN DE LOS DEBERES Y VIRTUDES DEMOCRÁTICAS COMO PARTE DEL DESARROLLO INTEGRAL DEL PAÍS.

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA **META:** 1

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 380024004 TRÍPTICOS Y FOLLETOS

UNIDAD DE MEDIDA: MATERIAL EDUCATIVO **META:** 1

RESPONSABLE/EJECUTOR: SECRETARIA EJECUTIVA PERMANENTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**48.007**	**0**	**0**	**0**	**0**	**0**	**48.007**
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.000	0	0	0	0	0	30.000
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	8.007	0	0	0	0	0	8.007
403	18	01	00	Impuesto al valor agregado	8.007	0	0	0	0	0	8.007
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**48.007**	**0**	**0**	**0**	**0**	**0**	**48.007**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.003.335**	**0**	**0**	**0**	**0**	**0**	**1.003.335**
401	01	00	00	Sueldos, salarios y otras retribuciones	556.865	0	0	0	0	0	556.865
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	556.865	0	0	0	0	0	556.865
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	250.470	0	0	0	0	0	250.470
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	188.912	0	0	0	0	0	188.912
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	61.558	0	0	0	0	0	61.558
401	06	00	00	Aportes patronales y legales	86.000	0	0	0	0	0	86.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.000	0	0	0	0	0	10.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	55.000	0	0	0	0	0	55.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	21.000	0	0	0	0	0	21.000
401	07	00	00	Asistencia socio-económica	30.000	0	0	0	0	0	30.000
401	07	96	00	Otras subvenciones a empleados	30.000	0	0	0	0	0	30.000
401	08	00	00	Prestaciones sociales e indemnizaciones	80.000	0	0	0	0	0	80.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	80.000	0	0	0	0	0	80.000
				Totales	**1.003.335**	**0**	**0**	**0**	**0**	**0**	**1.003.335**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 380001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.003.335**	**0**	**0**	**0**	**0**	**0**	**1.003.335**
401	01	00	00	Sueldos, salarios y otras retribuciones	556.865	0	0	0	0	0	556.865
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	556.865	0	0	0	0	0	556.865
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	250.470	0	0	0	0	0	250.470
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	188.912	0	0	0	0	0	188.912
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	61.558	0	0	0	0	0	61.558
401	06	00	00	Aportes patronales y legales	86.000	0	0	0	0	0	86.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.000	0	0	0	0	0	10.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	55.000	0	0	0	0	0	55.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	21.000	0	0	0	0	0	21.000
401	07	00	00	Asistencia socio-económica	30.000	0	0	0	0	0	30.000
401	07	96	00	Otras subvenciones a empleados	30.000	0	0	0	0	0	30.000
401	08	00	00	Prestaciones sociales e indemnizaciones	80.000	0	0	0	0	0	80.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	80.000	0	0	0	0	0	80.000
				Totales	**1.003.335**	**0**	**0**	**0**	**0**	**0**	**1.003.335**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO **ACCIÓN CENTRALIZADA:** 380002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	0	10.000
402	05	04	00	Libros, revistas y periódicos	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**274.000**	**0**	**0**	**0**	**0**	**0**	**274.000**
403	04	00	00	Servicios básicos	110.000	0	0	0	0	0	110.000
403	04	01	00	Electricidad	5.500	0	0	0	0	0	5.500
403	04	04	00	Teléfonos	30.000	0	0	0	0	0	30.000
403	04	05	00	Servicio de comunicaciones	8.500	0	0	0	0	0	8.500
403	04	06	00	Servicio de aseo urbano y domiciliario	6.000	0	0	0	0	0	6.000
403	04	07	00	Servicio de condominio	60.000	0	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.000	0	0	0	0	0	5.000
403	07	04	00	Avisos	5.000	0	0	0	0	0	5.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	19.000	0	0	0	0	0	19.000
403	08	01	00	Primas y gastos de seguros	10.000	0	0	0	0	0	10.000
403	08	02	00	Comisiones y gastos bancarios	9.000	0	0	0	0	0	9.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	12	00	00	Conservación y reparaciones menores de obras	100.000	0	0	0	0	0	100.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	30.000	0	0	0	0	0	30.000
403	18	01	00	Impuesto al valor agregado	30.000	0	0	0	0	0	30.000
				Totales	**294.000**	**0**	**0**	**0**	**0**	**0**	**294.000**

ÓRGANO: CONSEJO MORAL REPUBLICANO **ACCIÓN CENTRALIZADA:** 380002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 380002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	0	10.000
402	05	04	00	Libros, revistas y periódicos	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**274.000**	**0**	**0**	**0**	**0**	**0**	**274.000**
403	04	00	00	Servicios básicos	110.000	0	0	0	0	0	110.000
403	04	01	00	Electricidad	5.500	0	0	0	0	0	5.500
403	04	04	00	Teléfonos	30.000	0	0	0	0	0	30.000
403	04	05	00	Servicio de comunicaciones	8.500	0	0	0	0	0	8.500
403	04	06	00	Servicio de aseo urbano y domiciliario	6.000	0	0	0	0	0	6.000
403	04	07	00	Servicio de condominio	60.000	0	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.000	0	0	0	0	0	5.000
403	07	04	00	Avisos	5.000	0	0	0	0	0	5.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	19.000	0	0	0	0	0	19.000
403	08	01	00	Primas y gastos de seguros	10.000	0	0	0	0	0	10.000
403	08	02	00	Comisiones y gastos bancarios	9.000	0	0	0	0	0	9.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	12	00	00	Conservación y reparaciones menores de obras	100.000	0	0	0	0	0	100.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	30.000	0	0	0	0	0	30.000
403	18	01	00	Impuesto al valor agregado	30.000	0	0	0	0	0	30.000
				Totales	**294.000**	**0**	**0**	**0**	**0**	**0**	**294.000**

39

Superintendencia Nacional de Auditoría Interna

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**22.049.900**	**0**	**0**	**0**	**0**	**0**	**22.049.900**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.073.915	0	0	0	0	0	4.073.915
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.847.151	0	0	0	0	0	3.847.151
401	01	18	00	Remuneraciones al personal contratado	43.756	0	0	0	0	0	43.756
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	19.800	0	0	0	0	0	19.800
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	163.208	0	0	0	0	0	163.208
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.337.381	0	0	0	0	0	1.337.381
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.261.851	0	0	0	0	0	1.261.851
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	75.530	0	0	0	0	0	75.530
401	03	00	00	Primas	2.847.349	0	0	0	0	0	2.847.349
401	03	04	00	Primas por hijos a empleados	305.388	0	0	0	0	0	305.388
401	03	08	00	Primas de profesionalización a empleados	592.691	0	0	0	0	0	592.691
401	03	09	00	Primas por antigüedad a empleados	605.260	0	0	0	0	0	605.260
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	542.132	0	0	0	0	0	542.132
401	03	47	00	Primas al personal de alto nivel y de dirección	74.749	0	0	0	0	0	74.749
401	03	95	00	Otras primas al personal de alto nivel y de dirección	56.756	0	0	0	0	0	56.756
401	03	97	00	Otras primas a empleados	670.373	0	0	0	0	0	670.373
401	04	00	00	Complementos de sueldos y salarios	2.390.891	0	0	0	0	0	2.390.891
401	04	06	00	Complemento a empleados por comisión de servicios	64.735	0	0	0	0	0	64.735
401	04	08	00	Bono compensatorio de alimentación a empleados	1.785.981	0	0	0	0	0	1.785.981
401	04	26	00	Bono compensatorio de alimentación al personal contratado	20.786	0	0	0	0	0	20.786
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	25.000	0	0	0	0	0	25.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	22.371	0	0	0	0	0	22.371
401	04	96	00	Otros complementos a empleados	472.018	0	0	0	0	0	472.018
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.035.025	0	0	0	0	0	3.035.025
401	05	01	00	Aguinaldos a empleados	2.024.700	0	0	0	0	0	2.024.700
401	05	03	00	Bono vacacional a empleados	796.184	0	0	0	0	0	796.184
401	05	07	00	Aguinaldos al personal contratado	8.951	0	0	0	0	0	8.951
401	05	08	00	Bono vacacional al personal contratado	2.230	0	0	0	0	0	2.230
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	150.400	0	0	0	0	0	150.400
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	52.560	0	0	0	0	0	52.560

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	585.935	0	0	0	0	0	585.935
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	362.524	0	0	0	0	0	362.524
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	87.650	0	0	0	0	0	87.650
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	112.571	0	0	0	0	0	112.571
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.364	0	0	0	0	0	5.364
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	844	0	0	0	0	0	844
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	11.634	0	0	0	0	0	11.634
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	5.348	0	0	0	0	0	5.348
401	07	00	00	Asistencia socio-económica	5.726.593	0	0	0	0	0	5.726.593
401	07	02	00	Becas a empleados	262.350	0	0	0	0	0	262.350
401	07	03	00	Ayudas por matrimonio a empleados	1.200	0	0	0	0	0	1.200
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	0	2.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.515.269	0	0	0	0	0	1.515.269
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.109.585	0	0	0	0	0	3.109.585
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	155.022	0	0	0	0	0	155.022
401	07	10	00	Dotación de uniformes a empleados	82.000	0	0	0	0	0	82.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	213.342	0	0	0	0	0	213.342
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	200.040	0	0	0	0	0	200.040
401	07	33	00	Asistencia socio-económica al personal contratado	28.632	0	0	0	0	0	28.632
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	4.500	0	0	0	0	0	4.500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	69.541	0	0	0	0	0	69.541
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	53.042	0	0	0	0	0	53.042
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	12.070	0	0	0	0	0	12.070
401	07	96	00	Otras subvenciones a empleados	18.000	0	0	0	0	0	18.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.992.811	0	0	0	0	0	1.992.811
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.930.121	0	0	0	0	0	1.930.121
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.727	0	0	0	0	0	6.727
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	55.963	0	0	0	0	0	55.963
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**835.585**	**0**	**0**	**0**	**0**	**0**	**835.585**
402	01	00	00	Productos alimenticios y agropecuarios	178.320	0	0	0	0	0	178.320
402	01	01	00	Alimentos y bebidas para personas	178.320	0	0	0	0	0	178.320
402	03	00	00	Textiles y vestuarios	55.430	0	0	0	0	0	55.430
402	03	01	00	Textiles	1.930	0	0	0	0	0	1.930
402	03	02	00	Prendas de vestir	52.000	0	0	0	0	0	52.000
402	03	03	00	Calzados	1.500	0	0	0	0	0	1.500
402	04	00	00	Productos de cuero y caucho	14.700	0	0	0	0	0	14.700
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.500	0	0	0	0	0	1.500
402	04	03	00	Cauchos y tripas para vehículos	13.200	0	0	0	0	0	13.200
402	05	00	00	Productos de papel, cartón e impresos	92.500	0	0	0	0	0	92.500
402	05	01	00	Pulpa de madera, papel y cartón	3.200	0	0	0	0	0	3.200
402	05	03	00	Productos de papel y cartón para oficina	73.800	0	0	0	0	0	73.800
402	05	04	00	Libros, revistas y periódicos	15.500	0	0	0	0	0	15.500
402	06	00	00	Productos químicos y derivados	22.225	0	0	0	0	0	22.225
402	06	03	00	Tintas, pinturas y colorantes	10.725	0	0	0	0	0	10.725
402	06	04	00	Productos farmacéuticos y medicamentos	4.000	0	0	0	0	0	4.000
402	06	06	00	Combustibles y lubricantes	3.000	0	0	0	0	0	3.000
402	06	08	00	Productos plásticos	4.500	0	0	0	0	0	4.500
402	08	00	00	Productos metálicos	25.000	0	0	0	0	0	25.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.000	0	0	0	0	0	5.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	447.410	0	0	0	0	0	447.410
402	10	01	00	Artículos de deporte, recreación y juguetes	12.000	0	0	0	0	0	12.000
402	10	02	00	Materiales y útiles de limpieza y aseo	7.100	0	0	0	0	0	7.100
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	44.760	0	0	0	0	0	44.760
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	0	30.000
402	10	07	00	Productos de seguridad en el trabajo	4.500	0	0	0	0	0	4.500
402	10	08	00	Materiales para equipos de computación	314.550	0	0	0	0	0	314.550
402	10	11	00	Materiales eléctricos	8.000	0	0	0	0	0	8.000

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	1.500	0	0	0	0	0	1.500
402	10	99	00	Otros productos y útiles diversos	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.875.686**	**0**	**0**	**0**	**0**	**0**	**4.875.686**
403	01	00	00	Alquileres de inmuebles	2.388.796	0	0	0	0	0	2.388.796
403	01	01	00	Alquileres de edificios y locales	2.388.796	0	0	0	0	0	2.388.796
403	02	00	00	Alquileres de maquinaria y equipos	5.500	0	0	0	0	0	5.500
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.500	0	0	0	0	0	5.500
403	03	00	00	Derechos sobre bienes intangibles	170.000	0	0	0	0	0	170.000
403	03	03	00	Paquetes y programas de computación	170.000	0	0	0	0	0	170.000
403	04	00	00	Servicios básicos	453.134	0	0	0	0	0	453.134
403	04	04	00	Teléfonos	111.511	0	0	0	0	0	111.511
403	04	05	00	Servicio de comunicaciones	95.000	0	0	0	0	0	95.000
403	04	07	00	Servicio de condominio	246.623	0	0	0	0	0	246.623
403	06	00	00	Servicios de transporte y almacenaje	11.000	0	0	0	0	0	11.000
403	06	03	00	Estacionamiento	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	79.800	0	0	0	0	0	79.800
403	07	02	00	Imprenta y reproducción	70.000	0	0	0	0	0	70.000
403	07	04	00	Avisos	9.800	0	0	0	0	0	9.800
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	78.000	0	0	0	0	0	78.000
403	08	01	00	Primas y gastos de seguros	70.000	0	0	0	0	0	70.000
403	08	02	00	Comisiones y gastos bancarios	8.000	0	0	0	0	0	8.000
403	09	00	00	Viáticos y pasajes	214.050	0	0	0	0	0	214.050
403	09	01	00	Viáticos y pasajes dentro del país	181.050	0	0	0	0	0	181.050
403	09	02	00	Viáticos y pasajes fuera del pais	33.000	0	0	0	0	0	33.000
403	10	00	00	Servicios profesionales y técnicos	275.000	0	0	0	0	0	275.000
403	10	03	00	Servicios de procesamiento de datos	170.000	0	0	0	0	0	170.000
403	10	07	00	Servicios de capacitación y adiestramiento	95.000	0	0	0	0	0	95.000
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	120.000	0	0	0	0	0	120.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	95.000	0	0	0	0	0	95.000

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
403	12	00	00	Conservación y reparaciones menores de obras	1.000	0	0	0	0	0	1.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.000	0	0	0	0	0	1.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	401.140	0	0	0	0	0	401.140
403	16	01	00	Servicios de diversión, esparcimiento y culturales	401.140	0	0	0	0	0	401.140
403	18	00	00	Impuestos indirectos	633.341	0	0	0	0	0	633.341
403	18	01	00	Impuesto al valor agregado	633.341	0	0	0	0	0	633.341
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	40.925	0	0	0	0	0	40.925
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	40.925	0	0	0	0	0	40.925
403	99	00	00	Otros servicios no personales	4.000	0	0	0	0	0	4.000
403	99	01	00	Otros servicios no personales	4.000	0	0	0	0	0	4.000
404	**00**	**00**	**00**	**Activos reales**	**291.850**	**0**	**0**	**0**	**0**	**0**	**291.850**
404	05	00	00	Equipos de comunicaciones y de señalamiento	47.900	0	0	0	0	0	47.900
404	05	01	00	Equipos de telecomunicaciones	47.900	0	0	0	0	0	47.900
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	243.950	0	0	0	0	0	243.950
404	09	01	00	Mobiliario y equipos de oficina	17.500	0	0	0	0	0	17.500
404	09	02	00	Equipos de computación	222.950	0	0	0	0	0	222.950
404	09	03	00	Mobiliario y equipos de alojamiento	3.500	0	0	0	0	0	3.500
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.146.979**	**0**	**0**	**0**	**0**	**0**	**1.146.979**
407	01	00	00	Transferencias y donaciones corrientes internas	1.146.979	0	0	0	0	0	1.146.979
407	01	01	00	Transferencias corrientes internas al sector privado	1.021.979	0	0	0	0	0	1.021.979
407	01	01	01	Pensiones del personal empleado, obrero y militar	45.000	0	0	0	0	0	45.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	405.036	0	0	0	0	0	405.036
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	13.154	0	0	0	0	0	13.154
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	18.425	0	0	0	0	0	18.425
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	47.298	0	0	0	0	0	47.298
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	10.800	0	0	0	0	0	10.800
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	126.259	0	0	0	0	0	126.259
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	101.007	0	0	0	0	0	101.007
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	225.000	0	0	0	0	0	225.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	30.000	0	0	0	0	0	30.000
407	01	02	00	Donaciones corrientes internas al sector privado	125.000	0	0	0	0	0	125.000
407	01	02	01	Donaciones corrientes a personas	125.000	0	0	0	0	0	125.000
				Totales	**29.200.000**	**0**	**0**	**0**	**0**	**0**	**29.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 40663 390008000 ORIENTAR Y ASESORAR PARA LA IMPLEMENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN.

OBJETIVO DEL PROYECTO: PROMOVER LA TRANSPARENCIA, EFICIENCIA, EFICACIA Y CALIDAD DE LA GESTIÓN PÚBLICA, EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ORIENTANDO EN LA IMPLEMENTACIÓN Y FORTALECIMIENTO DE SU SISTEMA DE CONTROL INTERNO.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 8.128

RESPONSABLE/EJECUTOR: GERENCIA DE ASISTENCIA TÉCNICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.576.354**	**0**	**0**	**0**	**0**	**0**	**1.576.354**
401	01	00	00	Sueldos, salarios y otras retribuciones	325.000	0	0	0	0	0	325.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	305.000	0	0	0	0	0	305.000
401	01	18	00	Remuneraciones al personal contratado	20.000	0	0	0	0	0	20.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	105.000	0	0	0	0	0	105.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	105.000	0	0	0	0	0	105.000
401	03	00	00	Primas	199.518	0	0	0	0	0	199.518
401	03	04	00	Primas por hijos a empleados	22.080	0	0	0	0	0	22.080
401	03	08	00	Primas de profesionalización a empleados	37.401	0	0	0	0	0	37.401
401	03	09	00	Primas por antigüedad a empleados	46.360	0	0	0	0	0	46.360
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	45.300	0	0	0	0	0	45.300
401	03	97	00	Otras primas a empleados	48.377	0	0	0	0	0	48.377
401	04	00	00	Complementos de sueldos y salarios	178.960	0	0	0	0	0	178.960
401	04	08	00	Bono compensatorio de alimentación a empleados	142.155	0	0	0	0	0	142.155
401	04	96	00	Otros complementos a empleados	36.805	0	0	0	0	0	36.805
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	216.331	0	0	0	0	0	216.331
401	05	01	00	Aguinaldos a empleados	163.458	0	0	0	0	0	163.458
401	05	03	00	Bono vacacional a empleados	52.873	0	0	0	0	0	52.873
401	06	00	00	Aportes patronales y legales	38.891	0	0	0	0	0	38.891
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	25.355	0	0	0	0	0	25.355
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.390	0	0	0	0	0	6.390
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	7.146	0	0	0	0	0	7.146
401	07	00	00	Asistencia socio-económica	302.654	0	0	0	0	0	302.654
401	07	02	00	Becas a empleados	14.400	0	0	0	0	0	14.400
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	121.221	0	0	0	0	0	121.221
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	125.000	0	0	0	0	0	125.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	15.000	0	0	0	0	0	15.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	13.593	0	0	0	0	0	13.593

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 40663 390008000 ORIENTAR Y ASESORAR PARA LA IMPLEMENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN.

OBJETIVO DEL PROYECTO: PROMOVER LA TRANSPARENCIA, EFICIENCIA, EFICACIA Y CALIDAD DE LA GESTIÓN PÚBLICA, EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ORIENTANDO EN LA IMPLEMENTACIÓN Y FORTALECIMIENTO DE SU SISTEMA DE CONTROL INTERNO.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 8.128

RESPONSABLE/EJECUTOR: GERENCIA DE ASISTENCIA TÉCNICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	13.440	0	0	0	0	0	13.440
401	08	00	00	Prestaciones sociales e indemnizaciones	150.000	0	0	0	0	0	150.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	150.000	0	0	0	0	0	150.000
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**168.920**	**0**	**0**	**0**	**0**	**0**	**168.920**
402	01	00	00	Productos alimenticios y agropecuarios	75.000	0	0	0	0	0	75.000
402	01	01	00	Alimentos y bebidas para personas	75.000	0	0	0	0	0	75.000
402	05	00	00	Productos de papel, cartón e impresos	18.500	0	0	0	0	0	18.500
402	05	03	00	Productos de papel y cartón para oficina	18.500	0	0	0	0	0	18.500
402	06	00	00	Productos químicos y derivados	2.200	0	0	0	0	0	2.200
402	06	08	00	Productos plásticos	2.200	0	0	0	0	0	2.200
402	10	00	00	Productos varios y útiles diversos	73.220	0	0	0	0	0	73.220
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	18.220	0	0	0	0	0	18.220
402	10	06	00	Condecoraciones, ofrendas y similares	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	35.000	0	0	0	0	0	35.000
403	**00**	**00**	**00**	**Servicios no personales**	**75.750**	**0**	**0**	**0**	**0**	**0**	**75.750**
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	25.000	0	0	0	0	0	25.000
403	09	01	00	Viáticos y pasajes dentro del país	25.000	0	0	0	0	0	25.000
403	10	00	00	Servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	25.750	0	0	0	0	0	25.750
403	18	01	00	Impuesto al valor agregado	25.750	0	0	0	0	0	25.750
404	**00**	**00**	**00**	**Activos reales**	**25.500**	**0**	**0**	**0**	**0**	**0**	**25.500**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	25.500	0	0	0	0	0	25.500
404	09	01	00	Mobiliario y equipos de oficina	5.500	0	0	0	0	0	5.500
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 40663 390008000 ORIENTAR Y ASESORAR PARA LA IMPLEMENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN.

OBJETIVO DEL PROYECTO: PROMOVER LA TRANSPARENCIA, EFICIENCIA, EFICACIA Y CALIDAD DE LA GESTIÓN PÚBLICA, EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ORIENTANDO EN LA IMPLEMENTACIÓN Y FORTALECIMIENTO DE SU SISTEMA DE CONTROL INTERNO.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO

META: 8.128

RESPONSABLE/EJECUTOR: GERENCIA DE ASISTENCIA TÉCNICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**1.846.524**	**0**	**0**	**0**	**0**	**0**	**1.846.524**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 40663 390008000 ORIENTAR Y ASESORAR PARA LA IMPLEMENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN.

OBJETIVO DEL PROYECTO: PROMOVER LA TRANSPARENCIA, EFICIENCIA, EFICACIA Y CALIDAD DE LA GESTIÓN PÚBLICA, EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ORIENTANDO EN LA IMPLEMENTACIÓN Y FORTALECIMIENTO DE SU SISTEMA DE CONTROL INTERNO.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 8.128

RESPONSABLE/EJECUTOR: GERENCIA DE ASISTENCIA TÉCNICA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 40663 390008000 ORIENTAR Y ASESORAR PARA LA IMPLEMENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN.

OBJETIVO DEL PROYECTO: PROMOVER LA TRANSPARENCIA, EFICIENCIA, EFICACIA Y CALIDAD DE LA GESTIÓN PÚBLICA, EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ORIENTANDO EN LA IMPLEMENTACIÓN Y FORTALECIMIENTO DE SU SISTEMA DE CONTROL INTERNO.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 8.128

RESPONSABLE/EJECUTOR: GERENCIA DE ASISTENCIA TÉCNICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 390008005 CAPACITAR A LOS FUNCIONARIOS DE LOS ÓRGANOS Y ENTES DE LA APN, PARA QUE IMPLEMENTEN UN SISTEMA DE CONTROL INTERNO EFICIENTE Y EFICAZ.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 2.100

RESPONSABLE/EJECUTOR: GERENCIA DE ASESORÍA Y ASISTENCIA TÉCNICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.576.354**	**0**	**0**	**0**	**0**	**0**	**1.576.354**
401	01	00	00	Sueldos, salarios y otras retribuciones	325.000	0	0	0	0	0	325.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	305.000	0	0	0	0	0	305.000
401	01	18	00	Remuneraciones al personal contratado	20.000	0	0	0	0	0	20.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	105.000	0	0	0	0	0	105.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	105.000	0	0	0	0	0	105.000
401	03	00	00	Primas	199.518	0	0	0	0	0	199.518
401	03	04	00	Primas por hijos a empleados	22.080	0	0	0	0	0	22.080
401	03	08	00	Primas de profesionalización a empleados	37.401	0	0	0	0	0	37.401
401	03	09	00	Primas por antigüedad a empleados	46.360	0	0	0	0	0	46.360
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	45.300	0	0	0	0	0	45.300
401	03	97	00	Otras primas a empleados	48.377	0	0	0	0	0	48.377
401	04	00	00	Complementos de sueldos y salarios	178.960	0	0	0	0	0	178.960
401	04	08	00	Bono compensatorio de alimentación a empleados	142.155	0	0	0	0	0	142.155
401	04	96	00	Otros complementos a empleados	36.805	0	0	0	0	0	36.805
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	216.331	0	0	0	0	0	216.331
401	05	01	00	Aguinaldos a empleados	163.458	0	0	0	0	0	163.458
401	05	03	00	Bono vacacional a empleados	52.873	0	0	0	0	0	52.873
401	06	00	00	Aportes patronales y legales	38.891	0	0	0	0	0	38.891
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	25.355	0	0	0	0	0	25.355
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.390	0	0	0	0	0	6.390
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	7.146	0	0	0	0	0	7.146
401	07	00	00	Asistencia socio-económica	302.654	0	0	0	0	0	302.654
401	07	02	00	Becas a empleados	14.400	0	0	0	0	0	14.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 40663 390008000 ORIENTAR Y ASESORAR PARA LA IMPLEMENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN.

OBJETIVO DEL PROYECTO: PROMOVER LA TRANSPARENCIA, EFICIENCIA, EFICACIA Y CALIDAD DE LA GESTIÓN PÚBLICA, EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ORIENTANDO EN LA IMPLEMENTACIÓN Y FORTALECIMIENTO DE SU SISTEMA DE CONTROL INTERNO.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 8.128

RESPONSABLE/EJECUTOR: GERENCIA DE ASISTENCIA TÉCNICA **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 390008005 CAPACITAR A LOS FUNCIONARIOS DE LOS ÓRGANOS Y ENTES DE LA APN, PARA QUE IMPLEMENTEN UN SISTEMA DE CONTROL INTERNO EFICIENTE Y EFICAZ.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 2.100

RESPONSABLE/EJECUTOR: GERENCIA DE ASESORÍA Y ASISTENCIA TÉCNICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	121.221	0	0	0	0	0	121.221
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	125.000	0	0	0	0	0	125.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	15.000	0	0	0	0	0	15.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	13.593	0	0	0	0	0	13.593
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	13.440	0	0	0	0	0	13.440
401	08	00	00	Prestaciones sociales e indemnizaciones	150.000	0	0	0	0	0	150.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	150.000	0	0	0	0	0	150.000
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**168.920**	**0**	**0**	**0**	**0**	**0**	**168.920**
402	01	00	00	Productos alimenticios y agropecuarios	75.000	0	0	0	0	0	75.000
402	01	01	00	Alimentos y bebidas para personas	75.000	0	0	0	0	0	75.000
402	05	00	00	Productos de papel, cartón e impresos	18.500	0	0	0	0	0	18.500
402	05	03	00	Productos de papel y cartón para oficina	18.500	0	0	0	0	0	18.500
402	06	00	00	Productos químicos y derivados	2.200	0	0	0	0	0	2.200
402	06	08	00	Productos plásticos	2.200	0	0	0	0	0	2.200
402	10	00	00	Productos varios y útiles diversos	73.220	0	0	0	0	0	73.220
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	18.220	0	0	0	0	0	18.220
402	10	06	00	Condecoraciones, ofrendas y similares	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	35.000	0	0	0	0	0	35.000
403	**00**	**00**	**00**	**Servicios no personales**	**75.750**	**0**	**0**	**0**	**0**	**0**	**75.750**
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	25.000	0	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 40663 390008000 ORIENTAR Y ASESORAR PARA LA IMPLEMENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN.

OBJETIVO DEL PROYECTO: PROMOVER LA TRANSPARENCIA, EFICIENCIA, EFICACIA Y CALIDAD DE LA GESTIÓN PÚBLICA, EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ORIENTANDO EN LA IMPLEMENTACIÓN Y FORTALECIMIENTO DE SU SISTEMA DE CONTROL INTERNO.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 8.128

RESPONSABLE/EJECUTOR: GERENCIA DE ASISTENCIA TÉCNICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 390008005 CAPACITAR A LOS FUNCIONARIOS DE LOS ÓRGANOS Y ENTES DE LA APN, PARA QUE IMPLEMENTEN UN SISTEMA DE CONTROL INTERNO EFICIENTE Y EFICAZ.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 2.100

RESPONSABLE/EJECUTOR: GERENCIA DE ASESORÍA Y ASISTENCIA TÉCNICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	25.000	0	0	0	0	0	25.000
403	10	00	00	Servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	25.750	0	0	0	0	0	25.750
403	18	01	00	Impuesto al valor agregado	25.750	0	0	0	0	0	25.750
404	**00**	**00**	**00**	**Activos reales**	**25.500**	**0**	**0**	**0**	**0**	**0**	**25.500**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	25.500	0	0	0	0	0	25.500
404	09	01	00	Mobiliario y equipos de oficina	5.500	0	0	0	0	0	5.500
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
				Totales	**1.846.524**	**0**	**0**	**0**	**0**	**0**	**1.846.524**

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 112361 390023000 PROMOVER EN LA CIUDADANÍA EL USO DE HERRAMIENTAS DE CONTROL Y AUDITORÍA SOCIAL.

OBJETIVO DEL PROYECTO: PROVEER A LA CIUDADANÍA DE HERRAMIENTAS QUE LE PERMITAN EJERCER EL CONTROL Y LA AUDITORÍA SOCIAL DE LA GESTIÓN PÚBLICA Y DE LA GESTIÒN SOCIAL, PARA LOGRAR LA TRANSPARENCIA EN EL USO DE LOS RECURSOS PÚBLICOS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN, ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**840.293**	**0**	**0**	**0**	**0**	**0**	**840.293**
401	01	00	00	Sueldos, salarios y otras retribuciones	167.694	0	0	0	0	0	167.694
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	167.694	0	0	0	0	0	167.694
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	45.000	0	0	0	0	0	45.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	45.000	0	0	0	0	0	45.000
401	03	00	00	Primas	121.267	0	0	0	0	0	121.267
401	03	04	00	Primas por hijos a empleados	7.800	0	0	0	0	0	7.800
401	03	08	00	Primas de profesionalización a empleados	31.008	0	0	0	0	0	31.008
401	03	09	00	Primas por antigüedad a empleados	21.433	0	0	0	0	0	21.433
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	34.774	0	0	0	0	0	34.774
401	03	97	00	Otras primas a empleados	26.252	0	0	0	0	0	26.252
401	04	00	00	Complementos de sueldos y salarios	65.886	0	0	0	0	0	65.886
401	04	08	00	Bono compensatorio de alimentación a empleados	50.886	0	0	0	0	0	50.886
401	04	96	00	Otros complementos a empleados	15.000	0	0	0	0	0	15.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	129.202	0	0	0	0	0	129.202
401	05	01	00	Aguinaldos a empleados	86.509	0	0	0	0	0	86.509
401	05	03	00	Bono vacacional a empleados	42.693	0	0	0	0	0	42.693
401	06	00	00	Aportes patronales y legales	25.233	0	0	0	0	0	25.233
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	13.200	0	0	0	0	0	13.200
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.934	0	0	0	0	0	4.934
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	7.099	0	0	0	0	0	7.099
401	07	00	00	Asistencia socio-económica	205.841	0	0	0	0	0	205.841
401	07	02	00	Becas a empleados	8.600	0	0	0	0	0	8.600
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	45.402	0	0	0	0	0	45.402
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	138.499	0	0	0	0	0	138.499
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.380	0	0	0	0	0	6.380
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.360	0	0	0	0	0	1.360
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	5.600	0	0	0	0	0	5.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 112361 390023000 PROMOVER EN LA CIUDADANÍA EL USO DE HERRAMIENTAS DE CONTROL Y AUDITORÍA SOCIAL.

OBJETIVO DEL PROYECTO: PROVEER A LA CIUDADANÍA DE HERRAMIENTAS QUE LE PERMITAN EJERCER EL CONTROL Y LA AUDITORÍA SOCIAL DE LA GESTIÓN PÚBLICA Y DE LA GESTIÒN SOCIAL, PARA LOGRAR LA TRANSPARENCIA EN EL USO DE LOS RECURSOS PÚBLICOS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN, ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	80.170	0	0	0	0	0	80.170
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	80.170	0	0	0	0	0	80.170
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**139.920**	**0**	**0**	**0**	**0**	**0**	**139.920**
402	01	00	00	Productos alimenticios y agropecuarios	58.320	0	0	0	0	0	58.320
402	01	01	00	Alimentos y bebidas para personas	58.320	0	0	0	0	0	58.320
402	05	00	00	Productos de papel, cartón e impresos	28.500	0	0	0	0	0	28.500
402	05	03	00	Productos de papel y cartón para oficina	25.000	0	0	0	0	0	25.000
402	05	04	00	Libros, revistas y periódicos	3.500	0	0	0	0	0	3.500
402	10	00	00	Productos varios y útiles diversos	53.100	0	0	0	0	0	53.100
402	10	02	00	Materiales y útiles de limpieza y aseo	5.600	0	0	0	0	0	5.600
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	9.500	0	0	0	0	0	9.500
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	18.000	0	0	0	0	0	18.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.999.910**	**0**	**0**	**0**	**0**	**0**	**2.999.910**
403	01	00	00	Alquileres de inmuebles	2.387.296	0	0	0	0	0	2.387.296
403	01	01	00	Alquileres de edificios y locales	2.387.296	0	0	0	0	0	2.387.296
403	04	00	00	Servicios básicos	246.623	0	0	0	0	0	246.623
403	04	07	00	Servicio de condominio	246.623	0	0	0	0	0	246.623
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.000	0	0	0	0	0	15.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	12.000	0	0	0	0	0	12.000
403	09	01	00	Viáticos y pasajes dentro del pais	12.000	0	0	0	0	0	12.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	328.991	0	0	0	0	0	328.991
403	18	01	00	Impuesto al valor agregado	328.991	0	0	0	0	0	328.991
404	**00**	**00**	**00**	**Activos reales**	**23.500**	**0**	**0**	**0**	**0**	**0**	**23.500**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	23.500	0	0	0	0	0	23.500
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 112361 390023000 PROMOVER EN LA CIUDADANÍA EL USO DE HERRAMIENTAS DE CONTROL Y AUDITORÍA SOCIAL.

OBJETIVO DEL PROYECTO: PROVEER A LA CIUDADANÍA DE HERRAMIENTAS QUE LE PERMITAN EJERCER EL CONTROL Y LA AUDITORÍA SOCIAL DE LA GESTIÓN PÚBLICA Y DE LA GESTIÒN SOCIAL, PARA LOGRAR LA TRANSPARENCIA EN EL USO DE LOS RECURSOS PÚBLICOS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN, ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	3.500	0	0	0	0	0	3.500
407	**00**	**00**	**00**	**Transferencias y donaciones**	**125.000**	**0**	**0**	**0**	**0**	**0**	**125.000**
407	01	00	00	Transferencias y donaciones corrientes internas	125.000	0	0	0	0	0	125.000
407	01	02	00	Donaciones corrientes internas al sector privado	125.000	0	0	0	0	0	125.000
407	01	02	01	Donaciones corrientes a personas	125.000	0	0	0	0	0	125.000
				Totales	**4.128.623**	**0**	**0**	**0**	**0**	**0**	**4.128.623**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 112361 390023000 PROMOVER EN LA CIUDADANÍA EL USO DE HERRAMIENTAS DE CONTROL Y AUDITORÍA SOCIAL.

OBJETIVO DEL PROYECTO: PROVEER A LA CIUDADANÍA DE HERRAMIENTAS QUE LE PERMITAN EJERCER EL CONTROL Y LA AUDITORÍA SOCIAL DE LA GESTIÓN PÚBLICA Y DE LA GESTIÓN SOCIAL, PARA LOGRAR LA TRANSPARENCIA EN EL USO DE LOS RECURSOS PÚBLICOS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN, ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 112361 390023000 PROMOVER EN LA CIUDADANÍA EL USO DE HERRAMIENTAS DE CONTROL Y AUDITORÍA SOCIAL.

OBJETIVO DEL PROYECTO: PROVEER A LA CIUDADANÍA DE HERRAMIENTAS QUE LE PERMITAN EJERCER EL CONTROL Y LA AUDITORÍA SOCIAL DE LA GESTIÓN PÚBLICA Y DE LA GESTIÓN SOCIAL, PARA LOGRAR LA TRANSPARENCIA EN EL USO DE LOS RECURSOS PÚBLICOS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN, ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 390023003 CAPACITACIÓN A LOS CIUDADANOS Y CIUDADANAS DEL TERRITORIO NACIONAL, EN EL USO Y MANEJO DE HERRAMIENTAS DE CONTRALORÍA Y AUDITORÍA SOCIAL.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 3.600

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN, ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**840.293**	**0**	**0**	**0**	**0**	**0**	**840.293**
401	01	00	00	Sueldos, salarios y otras retribuciones	167.694	0	0	0	0	0	167.694
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	167.694	0	0	0	0	0	167.694
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	45.000	0	0	0	0	0	45.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	45.000	0	0	0	0	0	45.000
401	03	00	00	Primas	121.267	0	0	0	0	0	121.267
401	03	04	00	Primas por hijos a empleados	7.800	0	0	0	0	0	7.800
401	03	08	00	Primas de profesionalización a empleados	31.008	0	0	0	0	0	31.008
401	03	09	00	Primas por antigüedad a empleados	21.433	0	0	0	0	0	21.433
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	34.774	0	0	0	0	0	34.774
401	03	97	00	Otras primas a empleados	26.252	0	0	0	0	0	26.252
401	04	00	00	Complementos de sueldos y salarios	65.886	0	0	0	0	0	65.886
401	04	08	00	Bono compensatorio de alimentación a empleados	50.886	0	0	0	0	0	50.886
401	04	96	00	Otros complementos a empleados	15.000	0	0	0	0	0	15.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	129.202	0	0	0	0	0	129.202
401	05	01	00	Aguinaldos a empleados	86.509	0	0	0	0	0	86.509
401	05	03	00	Bono vacacional a empleados	42.693	0	0	0	0	0	42.693
401	06	00	00	Aportes patronales y legales	25.233	0	0	0	0	0	25.233
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	13.200	0	0	0	0	0	13.200
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.934	0	0	0	0	0	4.934
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	7.099	0	0	0	0	0	7.099
401	07	00	00	Asistencia socio-económica	205.841	0	0	0	0	0	205.841
401	07	02	00	Becas a empleados	8.600	0	0	0	0	0	8.600
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	45.402	0	0	0	0	0	45.402

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 112361 390023000 PROMOVER EN LA CIUDADANÍA EL USO DE HERRAMIENTAS DE CONTROL Y AUDITORÍA SOCIAL.

OBJETIVO DEL PROYECTO: PROVEER A LA CIUDADANÍA DE HERRAMIENTAS QUE LE PERMITAN EJERCER EL CONTROL Y LA AUDITORÍA SOCIAL DE LA GESTIÓN PÚBLICA Y DE LA GESTIÒN SOCIAL, PARA LOGRAR LA TRANSPARENCIA EN EL USO DE LOS RECURSOS PÚBLICOS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN, ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 390023003 CAPACITACIÓN A LOS CIUDADANOS Y CIUDADANAS DEL TERRITORIO NACIONAL, EN EL USO Y MANEJO DE HERRAMIENTAS DE CONTRALORÍA Y AUDITORÍA SOCIAL.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 3.600

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN, ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	138.499	0	0	0	0	0	138.499
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.380	0	0	0	0	0	6.380
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.360	0	0	0	0	0	1.360
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	5.600	0	0	0	0	0	5.600
401	08	00	00	Prestaciones sociales e indemnizaciones	80.170	0	0	0	0	0	80.170
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	80.170	0	0	0	0	0	80.170
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**139.920**	**0**	**0**	**0**	**0**	**0**	**139.920**
402	01	00	00	Productos alimenticios y agropecuarios	58.320	0	0	0	0	0	58.320
402	01	01	00	Alimentos y bebidas para personas	58.320	0	0	0	0	0	58.320
402	05	00	00	Productos de papel, cartón e impresos	28.500	0	0	0	0	0	28.500
402	05	03	00	Productos de papel y cartón para oficina	25.000	0	0	0	0	0	25.000
402	05	04	00	Libros, revistas y periódicos	3.500	0	0	0	0	0	3.500
402	10	00	00	Productos varios y útiles diversos	53.100	0	0	0	0	0	53.100
402	10	02	00	Materiales y útiles de limpieza y aseo	5.600	0	0	0	0	0	5.600
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	9.500	0	0	0	0	0	9.500
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	18.000	0	0	0	0	0	18.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.999.910**	**0**	**0**	**0**	**0**	**0**	**2.999.910**
403	01	00	00	Alquileres de inmuebles	2.387.296	0	0	0	0	0	2.387.296
403	01	01	00	Alquileres de edificios y locales	2.387.296	0	0	0	0	0	2.387.296
403	04	00	00	Servicios básicos	246.623	0	0	0	0	0	246.623
403	04	07	00	Servicio de condominio	246.623	0	0	0	0	0	246.623
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.000	0	0	0	0	0	15.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 112361 390023000 PROMOVER EN LA CIUDADANÍA EL USO DE HERRAMIENTAS DE CONTROL Y AUDITORÍA SOCIAL.

OBJETIVO DEL PROYECTO: PROVEER A LA CIUDADANÍA DE HERRAMIENTAS QUE LE PERMITAN EJERCER EL CONTROL Y LA AUDITORÍA SOCIAL DE LA GESTIÓN PÚBLICA Y DE LA GESTIÒN SOCIAL, PARA LOGRAR LA TRANSPARENCIA EN EL USO DE LOS RECURSOS PÚBLICOS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN, ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 390023003 CAPACITACIÓN A LOS CIUDADANOS Y CIUDADANAS DEL TERRITORIO NACIONAL, EN EL USO Y MANEJO DE HERRAMIENTAS DE CONTRALORÍA Y AUDITORÍA SOCIAL.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 3.600

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN, ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	12.000	0	0	0	0	0	12.000
403	09	01	00	Viáticos y pasajes dentro del país	12.000	0	0	0	0	0	12.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	328.991	0	0	0	0	0	328.991
403	18	01	00	Impuesto al valor agregado	328.991	0	0	0	0	0	328.991
404	**00**	**00**	**00**	**Activos reales**	**23.500**	**0**	**0**	**0**	**0**	0	**23.500**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	23.500	0	0	0	0	0	23.500
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
404	09	03	00	Mobiliario y equipos de alojamiento	3.500	0	0	0	0	0	3.500
407	**00**	**00**	**00**	**Transferencias y donaciones**	**125.000**	**0**	**0**	**0**	**0**	0	**125.000**
407	01	00	00	Transferencias y donaciones corrientes internas	125.000	0	0	0	0	0	125.000
407	01	02	00	Donaciones corrientes internas al sector privado	125.000	0	0	0	0	0	125.000
407	01	02	01	Donaciones corrientes a personas	125.000	0	0	0	0	0	125.000
				Totales	**4.128.623**	**0**	**0**	**0**	**0**	0	**4.128.623**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 117118 390027000 FORTALECER LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA APN, PARA CONTRIBUIR AL LOGRO DE LA EFICACIA, LA EFICIENCIA Y LA TRANSPARENCIA EN LAS ORGANIZACIONES PÚBLICAS.

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA

META: 220

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.406.105**	**0**	**0**	**0**	**0**	**0**	**2.406.105**
401	01	00	00	Sueldos, salarios y otras retribuciones	473.593	0	0	0	0	0	473.593
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	473.593	0	0	0	0	0	473.593
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	206.851	0	0	0	0	0	206.851
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	206.851	0	0	0	0	0	206.851
401	03	00	00	Primas	328.543	0	0	0	0	0	328.543
401	03	04	00	Primas por hijos a empleados	21.600	0	0	0	0	0	21.600
401	03	08	00	Primas de profesionalización a empleados	80.232	0	0	0	0	0	80.232
401	03	09	00	Primas por antigüedad a empleados	71.694	0	0	0	0	0	71.694
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	79.835	0	0	0	0	0	79.835
401	03	97	00	Otras primas a empleados	75.182	0	0	0	0	0	75.182
401	04	00	00	Complementos de sueldos y salarios	282.136	0	0	0	0	0	282.136
401	04	08	00	Bono compensatorio de alimentación a empleados	228.536	0	0	0	0	0	228.536
401	04	96	00	Otros complementos a empleados	53.600	0	0	0	0	0	53.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	323.487	0	0	0	0	0	323.487
401	05	01	00	Aguinaldos a empleados	221.868	0	0	0	0	0	221.868
401	05	03	00	Bono vacacional a empleados	101.619	0	0	0	0	0	101.619
401	06	00	00	Aportes patronales y legales	69.966	0	0	0	0	0	69.966
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	42.458	0	0	0	0	0	42.458
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	12.049	0	0	0	0	0	12.049
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	15.459	0	0	0	0	0	15.459
401	07	00	00	Asistencia socio-económica	471.880	0	0	0	0	0	471.880
401	07	02	00	Becas a empleados	18.000	0	0	0	0	0	18.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	185.492	0	0	0	0	0	185.492
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	204.203	0	0	0	0	0	204.203
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	19.057	0	0	0	0	0	19.057
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	32.003	0	0	0	0	0	32.003
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	13.125	0	0	0	0	0	13.125

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 117118 390027000 FORTALECER LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA APN, PARA CONTRIBUIR AL LOGRO DE LA EFICACIA, LA EFICIENCIA Y LA TRANSPARENCIA EN LAS ORGANIZACIONES PÚBLICAS.

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 220

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	249.649	0	0	0	0	0	249.649
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	249.649	0	0	0	0	0	249.649
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**29.000**	**0**	**0**	**0**	**0**	**0**	**29.000**
402	05	00	00	Productos de papel, cartón e impresos	6.000	0	0	0	0	0	6.000
402	05	03	00	Productos de papel y cartón para oficina	6.000	0	0	0	0	0	6.000
402	10	00	00	Productos varios y útiles diversos	23.000	0	0	0	0	0	23.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.000	0	0	0	0	0	3.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**39.399**	**0**	**0**	**0**	**0**	**0**	**39.399**
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	9.399	0	0	0	0	0	9.399
403	18	01	00	Impuesto al valor agregado	9.399	0	0	0	0	0	9.399
404	**00**	**00**	**00**	**Activos reales**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
				Totales	**2.494.504**	**0**	**0**	**0**	**0**	**0**	**2.494.504**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 117118 390027000 FORTALECER LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA APN, PARA CONTRIBUIR AL LOGRO DE LA EFICACIA, LA EFICIENCIA Y LA TRANSPARENCIA EN LAS ORGANIZACIONES PÚBLICAS.

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA

META: 220

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 117118 390027000 FORTALECER LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA APN, PARA CONTRIBUIR AL LOGRO DE LA EFICACIA, LA EFICIENCIA Y LA TRANSPARENCIA EN LAS ORGANIZACIONES PÚBLICAS.

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 220

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 390027001 COORDINAR Y SUPERVISAR LAS UAI DE LOS ÓRGANOS Y ENTES DE LA APN

UNIDAD DE MEDIDA: PLAN **META:** 220

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.419.602**	**0**	**0**	**0**	**0**	**0**	**1.419.602**
401	01	00	00	Sueldos, salarios y otras retribuciones	279.420	0	0	0	0	0	279.420
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	279.420	0	0	0	0	0	279.420
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	122.042	0	0	0	0	0	122.042
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	122.042	0	0	0	0	0	122.042
401	03	00	00	Primas	193.840	0	0	0	0	0	193.840
401	03	04	00	Primas por hijos a empleados	12.744	0	0	0	0	0	12.744
401	03	08	00	Primas de profesionalización a empleados	47.337	0	0	0	0	0	47.337
401	03	09	00	Primas por antigüedad a empleados	42.299	0	0	0	0	0	42.299
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	47.103	0	0	0	0	0	47.103
401	03	97	00	Otras primas a empleados	44.357	0	0	0	0	0	44.357
401	04	00	00	Complementos de sueldos y salarios	166.460	0	0	0	0	0	166.460
401	04	08	00	Bono compensatorio de alimentación a empleados	134.836	0	0	0	0	0	134.836
401	04	96	00	Otros complementos a empleados	31.624	0	0	0	0	0	31.624
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	190.857	0	0	0	0	0	190.857
401	05	01	00	Aguinaldos a empleados	130.902	0	0	0	0	0	130.902
401	05	03	00	Bono vacacional a empleados	59.955	0	0	0	0	0	59.955
401	06	00	00	Aportes patronales y legales	41.280	0	0	0	0	0	41.280
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	25.050	0	0	0	0	0	25.050
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.109	0	0	0	0	0	7.109
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	9.121	0	0	0	0	0	9.121
401	07	00	00	Asistencia socio-económica	278.410	0	0	0	0	0	278.410
401	07	02	00	Becas a empleados	10.620	0	0	0	0	0	10.620
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	109.440	0	0	0	0	0	109.440

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 117118 390027000 FORTALECER LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA APN, PARA CONTRIBUIR AL LOGRO DE LA EFICACIA, LA EFICIENCIA Y LA TRANSPARENCIA EN LAS ORGANIZACIONES PÚBLICAS.

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 220

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 390027001 COORDINAR Y SUPERVISAR LAS UAI DE LOS ÓRGANOS Y ENTES DE LA APN

UNIDAD DE MEDIDA: PLAN **META:** 220

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	120.480	0	0	0	0	0	120.480
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	11.244	0	0	0	0	0	11.244
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	18.882	0	0	0	0	0	18.882
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	7.744	0	0	0	0	0	7.744
401	08	00	00	Prestaciones sociales e indemnizaciones	147.293	0	0	0	0	0	147.293
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	147.293	0	0	0	0	0	147.293
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**21.750**	**0**	**0**	**0**	**0**	0	**21.750**
402	05	00	00	Productos de papel, cartón e impresos	4.500	0	0	0	0	0	4.500
402	05	03	00	Productos de papel y cartón para oficina	4.500	0	0	0	0	0	4.500
402	10	00	00	Productos varios y útiles diversos	17.250	0	0	0	0	0	17.250
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.250	0	0	0	0	0	2.250
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**14.184**	**0**	**0**	**0**	**0**	0	**14.184**
403	09	00	00	Viáticos y pasajes	10.800	0	0	0	0	0	10.800
403	09	01	00	Viáticos y pasajes dentro del país	10.800	0	0	0	0	0	10.800
403	18	00	00	Impuestos indirectos	3.384	0	0	0	0	0	3.384
403	18	01	00	Impuesto al valor agregado	3.384	0	0	0	0	0	3.384
404	**00**	**00**	**00**	**Activos reales**	**20.000**	**0**	**0**	**0**	**0**	0	**20.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
				Totales	**1.475.536**	**0**	**0**	**0**	**0**	0	**1.475.536**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 117118 390027000 FORTALECER LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA APN, PARA CONTRIBUIR AL LOGRO DE LA EFICACIA, LA EFICIENCIA Y LA TRANSPARENCIA EN LAS ORGANIZACIONES PÚBLICAS.

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 220

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 390027002 PROMOVER Y COORDINAR LOS CONCURSOS PARA LA PROVISIÓN DEL CARGO DE AUDITOR INTERNO EN LA APN

UNIDAD DE MEDIDA: CONCURSO **META:** 30

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**986.503**	0	0	0	0	0	**986.503**
401	01	00	00	Sueldos, salarios y otras retribuciones	194.173	0	0	0	0	0	194.173
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	194.173	0	0	0	0	0	194.173
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	84.809	0	0	0	0	0	84.809
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	84.809	0	0	0	0	0	84.809
401	03	00	00	Primas	134.703	0	0	0	0	0	134.703
401	03	04	00	Primas por hijos a empleados	8.856	0	0	0	0	0	8.856
401	03	08	00	Primas de profesionalización a empleados	32.895	0	0	0	0	0	32.895
401	03	09	00	Primas por antigüedad a empleados	29.395	0	0	0	0	0	29.395
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	32.732	0	0	0	0	0	32.732
401	03	97	00	Otras primas a empleados	30.825	0	0	0	0	0	30.825
401	04	00	00	Complementos de sueldos y salarios	115.676	0	0	0	0	0	115.676
401	04	08	00	Bono compensatorio de alimentación a empleados	93.700	0	0	0	0	0	93.700
401	04	96	00	Otros complementos a empleados	21.976	0	0	0	0	0	21.976
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	132.630	0	0	0	0	0	132.630
401	05	01	00	Aguinaldos a empleados	90.966	0	0	0	0	0	90.966
401	05	03	00	Bono vacacional a empleados	41.664	0	0	0	0	0	41.664
401	06	00	00	Aportes patronales y legales	28.686	0	0	0	0	0	28.686
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	17.408	0	0	0	0	0	17.408
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.940	0	0	0	0	0	4.940
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.338	0	0	0	0	0	6.338
401	07	00	00	Asistencia socio-económica	193.470	0	0	0	0	0	193.470
401	07	02	00	Becas a empleados	7.380	0	0	0	0	0	7.380
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	76.052	0	0	0	0	0	76.052

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 117118 390027000 FORTALECER LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA APN, PARA CONTRIBUIR AL LOGRO DE LA EFICACIA, LA EFICIENCIA Y LA TRANSPARENCIA EN LAS ORGANIZACIONES PÚBLICAS.

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 220

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 390027002 PROMOVER Y COORDINAR LOS CONCURSOS PARA LA PROVISIÓN DEL CARGO DE AUDITOR INTERNO EN LA APN

UNIDAD DE MEDIDA: CONCURSO **META:** 30

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	83.723	0	0	0	0	0	83.723
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	7.813	0	0	0	0	0	7.813
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	13.121	0	0	0	0	0	13.121
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	5.381	0	0	0	0	0	5.381
401	08	00	00	Prestaciones sociales e indemnizaciones	102.356	0	0	0	0	0	102.356
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	102.356	0	0	0	0	0	102.356
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.250**	**0**	**0**	**0**	**0**	**0**	**7.250**
402	05	00	00	Productos de papel, cartón e impresos	1.500	0	0	0	0	0	1.500
402	05	03	00	Productos de papel y cartón para oficina	1.500	0	0	0	0	0	1.500
402	10	00	00	Productos varios y útiles diversos	5.750	0	0	0	0	0	5.750
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	750	0	0	0	0	0	750
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**9.850**	**0**	**0**	**0**	**0**	**0**	**9.850**
403	09	00	00	Viáticos y pasajes	7.500	0	0	0	0	0	7.500
403	09	01	00	Viáticos y pasajes dentro del país	7.500	0	0	0	0	0	7.500
403	18	00	00	Impuestos indirectos	2.350	0	0	0	0	0	2.350
403	18	01	00	Impuesto al valor agregado	2.350	0	0	0	0	0	2.350
				Totales	**1.003.603**	**0**	**0**	**0**	**0**	**0**	**1.003.603**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 117118 390027000 FORTALECER LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA APN, PARA CONTRIBUIR AL LOGRO DE LA EFICACIA, LA EFICIENCIA Y LA TRANSPARENCIA EN LAS ORGANIZACIONES PÚBLICAS.

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 220

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 390027003 COORDINAR AUDITORÍAS ESPECIALES, A TRAVÉS DE LAS UAI.

UNIDAD DE MEDIDA: AUDITORÍA **META:** 35

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**15.365**	**0**	**0**	**0**	**0**	**0**	**15.365**
403	09	00	00	Viáticos y pasajes	11.700	0	0	0	0	0	11.700
403	09	01	00	Viáticos y pasajes dentro del país	11.700	0	0	0	0	0	11.700
403	18	00	00	Impuestos indirectos	3.665	0	0	0	0	0	3.665
403	18	01	00	Impuesto al valor agregado	3.665	0	0	0	0	0	3.665
				Totales	**15.365**	**0**	**0**	**0**	**0**	**0**	**15.365**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 117095 390028000 EVALUAR EL SISTEMA DE CONTROL INTERNO DE LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN)

OBJETIVO DEL PROYECTO: EVALUAR EL ESTADO ACTUAL DEL SISTEMA DE CONTROL INTERNO EN ÓRGANOS Y ENTES DE LA APN, PARA DETERMINAR SU EXPOSICIÓN AL RIESGO.

UNIDAD DE MEDIDA: INSTITUCIÓN

META: 50

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.348.102**	**0**	**0**	**0**	**0**	**0**	**2.348.102**
401	01	00	00	Sueldos, salarios y otras retribuciones	523.528	0	0	0	0	0	523.528
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	523.528	0	0	0	0	0	523.528
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	152.000	0	0	0	0	0	152.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	152.000	0	0	0	0	0	152.000
401	03	00	00	Primas	291.721	0	0	0	0	0	291.721
401	03	04	00	Primas por hijos a empleados	36.180	0	0	0	0	0	36.180
401	03	08	00	Primas de profesionalización a empleados	63.260	0	0	0	0	0	63.260
401	03	09	00	Primas por antigüedad a empleados	75.920	0	0	0	0	0	75.920
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	40.387	0	0	0	0	0	40.387
401	03	97	00	Otras primas a empleados	75.974	0	0	0	0	0	75.974
401	04	00	00	Complementos de sueldos y salarios	269.998	0	0	0	0	0	269.998
401	04	08	00	Bono compensatorio de alimentación a empleados	222.748	0	0	0	0	0	222.748
401	04	96	00	Otros complementos a empleados	47.250	0	0	0	0	0	47.250
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	318.389	0	0	0	0	0	318.389
401	05	01	00	Aguinaldos a empleados	233.997	0	0	0	0	0	233.997
401	05	03	00	Bono vacacional a empleados	84.392	0	0	0	0	0	84.392
401	06	00	00	Aportes patronales y legales	64.891	0	0	0	0	0	64.891
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	42.787	0	0	0	0	0	42.787
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.300	0	0	0	0	0	10.300
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	11.804	0	0	0	0	0	11.804
401	07	00	00	Asistencia socio-económica	507.075	0	0	0	0	0	507.075
401	07	02	00	Becas a empleados	33.960	0	0	0	0	0	33.960
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	118.405	0	0	0	0	0	118.405
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	302.736	0	0	0	0	0	302.736
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	12.385	0	0	0	0	0	12.385
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	15.964	0	0	0	0	0	15.964
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	23.625	0	0	0	0	0	23.625

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 117095 390028000 EVALUAR EL SISTEMA DE CONTROL INTERNO DE LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN)

OBJETIVO DEL PROYECTO: EVALUAR EL ESTADO ACTUAL DEL SISTEMA DE CONTROL INTERNO EN ÓRGANOS Y ENTES DE LA APN, PARA DETERMINAR SU EXPOSICIÓN AL RIESGO.

UNIDAD DE MEDIDA: INSTITUCIÓN

META: 50

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	220.500	0	0	0	0	0	220.500
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	220.500	0	0	0	0	0	220.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.800**	**0**	**0**	**0**	**0**	**0**	**19.800**
402	05	00	00	Productos de papel, cartón e impresos	1.200	0	0	0	0	0	1.200
402	05	03	00	Productos de papel y cartón para oficina	1.200	0	0	0	0	0	1.200
402	10	00	00	Productos varios y útiles diversos	18.600	0	0	0	0	0	18.600
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.600	0	0	0	0	0	3.600
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**106.648**	**0**	**0**	**0**	**0**	**0**	**106.648**
403	09	00	00	Viáticos y pasajes	91.850	0	0	0	0	0	91.850
403	09	01	00	Viáticos y pasajes dentro del país	91.850	0	0	0	0	0	91.850
403	18	00	00	Impuestos indirectos	14.798	0	0	0	0	0	14.798
403	18	01	00	Impuesto al valor agregado	14.798	0	0	0	0	0	14.798
404	**00**	**00**	**00**	**Activos reales**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
				Totales	**2.494.550**	**0**	**0**	**0**	**0**	**0**	**2.494.550**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 117095 390028000 EVALUAR EL SISTEMA DE CONTROL INTERNO DE LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN)

OBJETIVO DEL PROYECTO: EVALUAR EL ESTADO ACTUAL DEL SISTEMA DE CONTROL INTERNO EN ÓRGANOS Y ENTES DE LA APN, PARA DETERMINAR SU EXPOSICIÓN AL RIESGO.

UNIDAD DE MEDIDA: INSTITUCIÓN

META: 50

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 117095 390028000 EVALUAR EL SISTEMA DE CONTROL INTERNO DE LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN)

OBJETIVO DEL PROYECTO: EVALUAR EL ESTADO ACTUAL DEL SISTEMA DE CONTROL INTERNO EN ÓRGANOS Y ENTES DE LA APN, PARA DETERMINAR SU EXPOSICIÓN AL RIESGO.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 50

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 390028001 EVALUAR EL SISTEMA DE CONTROL INTERNO EN ÓRGANOS DE LA ADMINISTRACIÓN PÚBLICA CENTRAL

UNIDAD DE MEDIDA: INFORME **META:** 8

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.348.102**	**0**	**0**	**0**	**0**	**0**	**2.348.102**
401	01	00	00	Sueldos, salarios y otras retribuciones	523.528	0	0	0	0	0	523.528
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	523.528	0	0	0	0	0	523.528
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	152.000	0	0	0	0	0	152.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	152.000	0	0	0	0	0	152.000
401	03	00	00	Primas	291.721	0	0	0	0	0	291.721
401	03	04	00	Primas por hijos a empleados	36.180	0	0	0	0	0	36.180
401	03	08	00	Primas de profesionalización a empleados	63.260	0	0	0	0	0	63.260
401	03	09	00	Primas por antigüedad a empleados	75.920	0	0	0	0	0	75.920
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	40.387	0	0	0	0	0	40.387
401	03	97	00	Otras primas a empleados	75.974	0	0	0	0	0	75.974
401	04	00	00	Complementos de sueldos y salarios	269.998	0	0	0	0	0	269.998
401	04	08	00	Bono compensatorio de alimentación a empleados	222.748	0	0	0	0	0	222.748
401	04	96	00	Otros complementos a empleados	47.250	0	0	0	0	0	47.250
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	318.389	0	0	0	0	0	318.389
401	05	01	00	Aguinaldos a empleados	233.997	0	0	0	0	0	233.997
401	05	03	00	Bono vacacional a empleados	84.392	0	0	0	0	0	84.392
401	06	00	00	Aportes patronales y legales	64.891	0	0	0	0	0	64.891
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	42.787	0	0	0	0	0	42.787
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.300	0	0	0	0	0	10.300
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	11.804	0	0	0	0	0	11.804
401	07	00	00	Asistencia socio-económica	507.075	0	0	0	0	0	507.075
401	07	02	00	Becas a empleados	33.960	0	0	0	0	0	33.960
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	118.405	0	0	0	0	0	118.405

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 117095 390028000 EVALUAR EL SISTEMA DE CONTROL INTERNO DE LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN)

OBJETIVO DEL PROYECTO: EVALUAR EL ESTADO ACTUAL DEL SISTEMA DE CONTROL INTERNO EN ÓRGANOS Y ENTES DE LA APN, PARA DETERMINAR SU EXPOSICIÓN AL RIESGO.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 50

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 390028001 EVALUAR EL SISTEMA DE CONTROL INTERNO EN ÓRGANOS DE LA ADMINISTRACIÓN PÚBLICA CENTRAL

UNIDAD DE MEDIDA: INFORME **META:** 8

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	302.736	0	0	0	0	0	302.736
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	12.385	0	0	0	0	0	12.385
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	15.964	0	0	0	0	0	15.964
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	23.625	0	0	0	0	0	23.625
401	08	00	00	Prestaciones sociales e indemnizaciones	220.500	0	0	0	0	0	220.500
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	220.500	0	0	0	0	0	220.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.800**	**0**	**0**	**0**	**0**	**0**	**19.800**
402	05	00	00	Productos de papel, cartón e impresos	1.200	0	0	0	0	0	1.200
402	05	03	00	Productos de papel y cartón para oficina	1.200	0	0	0	0	0	1.200
402	10	00	00	Productos varios y útiles diversos	18.600	0	0	0	0	0	18.600
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.600	0	0	0	0	0	3.600
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**55.023**	**0**	**0**	**0**	**0**	**0**	**55.023**
403	09	00	00	Viáticos y pasajes	45.925	0	0	0	0	0	45.925
403	09	01	00	Viáticos y pasajes dentro del país	45.925	0	0	0	0	0	45.925
403	18	00	00	Impuestos indirectos	9.098	0	0	0	0	0	9.098
403	18	01	00	Impuesto al valor agregado	9.098	0	0	0	0	0	9.098
404	**00**	**00**	**00**	**Activos reales**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
				Totales	**2.442.925**	**0**	**0**	**0**	**0**	**0**	**2.442.925**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 117095 390028000 EVALUAR EL SISTEMA DE CONTROL INTERNO DE LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN)

OBJETIVO DEL PROYECTO: EVALUAR EL ESTADO ACTUAL DEL SISTEMA DE CONTROL INTERNO EN ÓRGANOS Y ENTES DE LA APN, PARA DETERMINAR SU EXPOSICIÓN AL RIESGO.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 50

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 390028002 EVALUAR EL SISTEMA DE CONTROL INTERNO EN ENTES DE LA ADMINISTRACIÓN PÚBLICA DESCENTRALIZADA

UNIDAD DE MEDIDA: INFORME **META:** 42

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**51.625**	**0**	**0**	**0**	**0**	**0**	**51.625**
403	09	00	00	Viáticos y pasajes	45.925	0	0	0	0	0	45.925
403	09	01	00	Viáticos y pasajes dentro del país	45.925	0	0	0	0	0	45.925
403	18	00	00	Impuestos indirectos	5.700	0	0	0	0	0	5.700
403	18	01	00	Impuesto al valor agregado	5.700	0	0	0	0	0	5.700
				Totales	**51.625**	**0**	**0**	**0**	**0**	**0**	**51.625**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 117175 390029000 FORTALECER CON TECNOLOGÍA DE INFORMACIÓN, LA ORIENTACIÓN, COORDINACIÓN Y SUPERVISIÓN DEL CONTROL INTERNO, EN LOS ÓRGANOS Y ENTES DE ADMINISTRACIÓN PÚBLICA CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR SISTEMAS DE INFORMACIÓN EN MATERIA DE CONTROL INTERNO Y AUDITORÍA PARA LAS UAI DE LA APN CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.835.312**	**0**	**0**	**0**	**0**	**0**	**2.835.312**
401	01	00	00	Sueldos, salarios y otras retribuciones	538.401	0	0	0	0	0	538.401
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	538.401	0	0	0	0	0	538.401
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	193.000	0	0	0	0	0	193.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	193.000	0	0	0	0	0	193.000
401	03	00	00	Primas	390.219	0	0	0	0	0	390.219
401	03	04	00	Primas por hijos a empleados	65.664	0	0	0	0	0	65.664
401	03	08	00	Primas de profesionalización a empleados	82.794	0	0	0	0	0	82.794
401	03	09	00	Primas por antigüedad a empleados	88.853	0	0	0	0	0	88.853
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	59.071	0	0	0	0	0	59.071
401	03	97	00	Otras primas a empleados	93.837	0	0	0	0	0	93.837
401	04	00	00	Complementos de sueldos y salarios	248.419	0	0	0	0	0	248.419
401	04	08	00	Bono compensatorio de alimentación a empleados	196.669	0	0	0	0	0	196.669
401	04	96	00	Otros complementos a empleados	51.750	0	0	0	0	0	51.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	382.677	0	0	0	0	0	382.677
401	05	01	00	Aguinaldos a empleados	266.577	0	0	0	0	0	266.577
401	05	03	00	Bono vacacional a empleados	116.100	0	0	0	0	0	116.100
401	06	00	00	Aportes patronales y legales	69.780	0	0	0	0	0	69.780
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	45.350	0	0	0	0	0	45.350
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.130	0	0	0	0	0	10.130
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	14.300	0	0	0	0	0	14.300
401	07	00	00	Asistencia socio-económica	732.336	0	0	0	0	0	732.336
401	07	02	00	Becas a empleados	60.490	0	0	0	0	0	60.490
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	214.749	0	0	0	0	0	214.749
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	341.147	0	0	0	0	0	341.147
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	32.000	0	0	0	0	0	32.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	34.700	0	0	0	0	0	34.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 117175 390029000 FORTALECER CON TECNOLOGÍA DE INFORMACIÓN, LA ORIENTACIÓN, COORDINACIÓN Y SUPERVISIÓN DEL CONTROL INTERNO, EN LOS ÓRGANOS Y ENTES DE ADMINISTRACIÓN PÚBLICA CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR SISTEMAS DE INFORMACIÓN EN MATERIA DE CONTROL INTERNO Y AUDITORÍA PARA LAS UAI DE LA APN CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	49.250	0	0	0	0	0	49.250
401	08	00	00	Prestaciones sociales e indemnizaciones	280.480	0	0	0	0	0	280.480
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	280.480	0	0	0	0	0	280.480
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**212.590**	**0**	**0**	**0**	**0**	**0**	**212.590**
402	05	00	00	Productos de papel, cartón e impresos	2.600	0	0	0	0	0	2.600
402	05	03	00	Productos de papel y cartón para oficina	2.600	0	0	0	0	0	2.600
402	10	00	00	Productos varios y útiles diversos	209.990	0	0	0	0	0	209.990
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	440	0	0	0	0	0	440
402	10	08	00	Materiales para equipos de computación	209.550	0	0	0	0	0	209.550
403	**00**	**00**	**00**	**Servicios no personales**	**446.403**	**0**	**0**	**0**	**0**	**0**	**446.403**
403	03	00	00	Derechos sobre bienes intangibles	170.000	0	0	0	0	0	170.000
403	03	03	00	Paquetes y programas de computación	170.000	0	0	0	0	0	170.000
403	10	00	00	Servicios profesionales y técnicos	170.000	0	0	0	0	0	170.000
403	10	03	00	Servicios de procesamiento de datos	170.000	0	0	0	0	0	170.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	96.403	0	0	0	0	0	96.403
403	18	01	00	Impuesto al valor agregado	96.403	0	0	0	0	0	96.403
404	**00**	**00**	**00**	**Activos reales**	**187.850**	**0**	**0**	**0**	**0**	**0**	**187.850**
404	05	00	00	Equipos de comunicaciones y de señalamiento	47.900	0	0	0	0	0	47.900
404	05	01	00	Equipos de telecomunicaciones	47.900	0	0	0	0	0	47.900
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	139.950	0	0	0	0	0	139.950
404	09	02	00	Equipos de computación	139.950	0	0	0	0	0	139.950
				Totales	**3.682.155**	**0**	**0**	**0**	**0**	**0**	**3.682.155**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 117175 390029000 FORTALECER CON TECNOLOGÍA DE INFORMACIÓN, LA ORIENTACIÓN, COORDINACIÓN Y SUPERVISIÓN DEL CONTROL INTERNO, EN LOS ÓRGANOS Y ENTES DE ADMINISTRACIÓN PÚBLICA CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR SISTEMAS DE INFORMACIÓN EN MATERIA DE CONTROL INTERNO Y AUDITORÍA PARA LAS UAI DE LA APN CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE

UNIDAD DE MEDIDA: SISTEMA

META: 3

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 117175 390029000 FORTALECER CON TECNOLOGÍA DE INFORMACIÓN, LA ORIENTACIÓN, COORDINACIÓN Y SUPERVISIÓN DEL CONTROL INTERNO, EN LOS ÓRGANOS Y ENTES DE ADMINISTRACIÓN PÚBLICA CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR SISTEMAS DE INFORMACIÓN EN MATERIA DE CONTROL INTERNO Y AUDITORÍA PARA LAS UAI DE LA APN CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 390029001 IMPLEMENTAR EL SISTEMA DE REGISTRO Y SEGUIMIENTO DE PLANES DE TRABAJO EN LAS UAI SELECCIONADAS DE LA APN.

UNIDAD DE MEDIDA: SISTEMA **META:** 15

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.835.312**	**0**	**0**	**0**	**0**	**0**	**2.835.312**
401	01	00	00	Sueldos, salarios y otras retribuciones	538.401	0	0	0	0	0	538.401
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	538.401	0	0	0	0	0	538.401
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	193.000	0	0	0	0	0	193.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	193.000	0	0	0	0	0	193.000
401	03	00	00	Primas	390.219	0	0	0	0	0	390.219
401	03	04	00	Primas por hijos a empleados	65.664	0	0	0	0	0	65.664
401	03	08	00	Primas de profesionalización a empleados	82.794	0	0	0	0	0	82.794
401	03	09	00	Primas por antigüedad a empleados	88.853	0	0	0	0	0	88.853
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	59.071	0	0	0	0	0	59.071
401	03	97	00	Otras primas a empleados	93.837	0	0	0	0	0	93.837
401	04	00	00	Complementos de sueldos y salarios	248.419	0	0	0	0	0	248.419
401	04	08	00	Bono compensatorio de alimentación a empleados	196.669	0	0	0	0	0	196.669
401	04	96	00	Otros complementos a empleados	51.750	0	0	0	0	0	51.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	382.677	0	0	0	0	0	382.677
401	05	01	00	Aguinaldos a empleados	266.577	0	0	0	0	0	266.577
401	05	03	00	Bono vacacional a empleados	116.100	0	0	0	0	0	116.100
401	06	00	00	Aportes patronales y legales	69.780	0	0	0	0	0	69.780
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	45.350	0	0	0	0	0	45.350
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.130	0	0	0	0	0	10.130
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	14.300	0	0	0	0	0	14.300
401	07	00	00	Asistencia socio-económica	732.336	0	0	0	0	0	732.336
401	07	02	00	Becas a empleados	60.490	0	0	0	0	0	60.490

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 117175 390029000 FORTALECER CON TECNOLOGÍA DE INFORMACIÓN, LA ORIENTACIÓN, COORDINACIÓN Y SUPERVISIÓN DEL CONTROL INTERNO, EN LOS ÓRGANOS Y ENTES DE ADMINISTRACIÓN PÚBLICA CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR SISTEMAS DE INFORMACIÓN EN MATERIA DE CONTROL INTERNO Y AUDITORÍA PARA LAS UAI DE LA APN CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 390029001 IMPLEMENTAR EL SISTEMA DE REGISTRO Y SEGUIMIENTO DE PLANES DE TRABAJO EN LAS UAI SELECCIONADAS DE LA APN.

UNIDAD DE MEDIDA: SISTEMA **META:** 15

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	214.749	0	0	0	0	0	214.749
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	341.147	0	0	0	0	0	341.147
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	32.000	0	0	0	0	0	32.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	34.700	0	0	0	0	0	34.700
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	49.250	0	0	0	0	0	49.250
401	08	00	00	Prestaciones sociales e indemnizaciones	280.480	0	0	0	0	0	280.480
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	280.480	0	0	0	0	0	280.480
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**212.590**	**0**	**0**	**0**	**0**	**0**	**212.590**
402	05	00	00	Productos de papel, cartón e impresos	2.600	0	0	0	0	0	2.600
402	05	03	00	Productos de papel y cartón para oficina	2.600	0	0	0	0	0	2.600
402	10	00	00	Productos varios y útiles diversos	209.990	0	0	0	0	0	209.990
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	440	0	0	0	0	0	440
402	10	08	00	Materiales para equipos de computación	209.550	0	0	0	0	0	209.550
403	**00**	**00**	**00**	**Servicios no personales**	**27.003**	**0**	**0**	**0**	**0**	**0**	**27.003**
403	18	00	00	Impuestos indirectos	27.003	0	0	0	0	0	27.003
403	18	01	00	Impuesto al valor agregado	27.003	0	0	0	0	0	27.003
				Totales	**3.074.905**	**0**	**0**	**0**	**0**	**0**	**3.074.905**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 117175 390029000 FORTALECER CON TECNOLOGÍA DE INFORMACIÓN, LA ORIENTACIÓN, COORDINACIÓN Y SUPERVISIÓN DEL CONTROL INTERNO, EN LOS ÓRGANOS Y ENTES DE ADMINISTRACIÓN PÚBLICA CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR SISTEMAS DE INFORMACIÓN EN MATERIA DE CONTROL INTERNO Y AUDITORÍA PARA LAS UAI DE LA APN CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 390029002 IMPLEMENTAR EL SISTEMA DE EVALUACIÓN DEL CONTROL INTERNO EN LAS UAI SELECCIONADAS DE LA APN.

UNIDAD DE MEDIDA: SISTEMA **META:** 15

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**192.000**	**0**	**0**	**0**	**0**	**0**	**192.000**
403	10	00	00	Servicios profesionales y técnicos	170.000	0	0	0	0	0	170.000
403	10	03	00	Servicios de procesamiento de datos	170.000	0	0	0	0	0	170.000
403	18	00	00	Impuestos indirectos	22.000	0	0	0	0	0	22.000
403	18	01	00	Impuesto al valor agregado	22.000	0	0	0	0	0	22.000
				Totales	**192.000**	**0**	**0**	**0**	**0**	**0**	**192.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 117175 390029000 FORTALECER CON TECNOLOGÍA DE INFORMACIÓN, LA ORIENTACIÓN, COORDINACIÓN Y SUPERVISIÓN DEL CONTROL INTERNO, EN LOS ÓRGANOS Y ENTES DE ADMINISTRACIÓN PÚBLICA CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR SISTEMAS DE INFORMACIÓN EN MATERIA DE CONTROL INTERNO Y AUDITORÍA PARA LAS UAI DE LA APN CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 390029003 IMPLEMENTAR Y EVALUAR EL SISTEMA DE INFORMACIÓN GERENCIAL DE FORTALECIMIENTO EN LAS UAI SELECCIONADAS (SIGEFUAI)

UNIDAD DE MEDIDA: SISTEMA **META:** 15

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**11.400**	**0**	**0**	**0**	**0**	0	**11.400**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	1.400	0	0	0	0	0	1.400
403	18	01	00	Impuesto al valor agregado	1.400	0	0	0	0	0	1.400
				Totales	**11.400**	**0**	**0**	**0**	**0**	0	**11.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 117175 390029000 FORTALECER CON TECNOLOGÍA DE INFORMACIÓN, LA ORIENTACIÓN, COORDINACIÓN Y SUPERVISIÓN DEL CONTROL INTERNO, EN LOS ÓRGANOS Y ENTES DE ADMINISTRACIÓN PÚBLICA CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR SISTEMAS DE INFORMACIÓN EN MATERIA DE CONTROL INTERNO Y AUDITORÍA PARA LAS UAI DE LA APN CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 390029004 FORTALECER CON TECNOLOGÍA DE INFORMACIÓN EL ÁREA DE AUDITORÍA,CONTROL INTERNO Y UNIDADES DE APOYO DE LA SUNAI.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**216.000**	**0**	**0**	**0**	**0**	**0**	**216.000**
403	03	00	00	Derechos sobre bienes intangibles	170.000	0	0	0	0	0	170.000
403	03	03	00	Paquetes y programas de computación	170.000	0	0	0	0	0	170.000
403	18	00	00	Impuestos indirectos	46.000	0	0	0	0	0	46.000
403	18	01	00	Impuesto al valor agregado	46.000	0	0	0	0	0	46.000
404	**00**	**00**	**00**	**Activos reales**	**187.850**	**0**	**0**	**0**	**0**	**0**	**187.850**
404	05	00	00	Equipos de comunicaciones y de señalamiento	47.900	0	0	0	0	0	47.900
404	05	01	00	Equipos de telecomunicaciones	47.900	0	0	0	0	0	47.900
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	139.950	0	0	0	0	0	139.950
404	09	02	00	Equipos de computación	139.950	0	0	0	0	0	139.950
				Totales	**403.850**	**0**	**0**	**0**	**0**	**0**	**403.850**

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **ACCIÓN CENTRALIZADA:** 390001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**12.043.734**	0	0	0	0	0	**12.043.734**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.045.699	0	0	0	0	0	2.045.699
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.838.935	0	0	0	0	0	1.838.935
401	01	18	00	Remuneraciones al personal contratado	23.756	0	0	0	0	0	23.756
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	19.800	0	0	0	0	0	19.800
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	163.208	0	0	0	0	0	163.208
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	635.530	0	0	0	0	0	635.530
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	560.000	0	0	0	0	0	560.000
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	75.530	0	0	0	0	0	75.530
401	03	00	00	Primas	1.516.081	0	0	0	0	0	1.516.081
401	03	04	00	Primas por hijos a empleados	152.064	0	0	0	0	0	152.064
401	03	08	00	Primas de profesionalización a empleados	297.996	0	0	0	0	0	297.996
401	03	09	00	Primas por antigüedad a empleados	301.000	0	0	0	0	0	301.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	282.765	0	0	0	0	0	282.765
401	03	47	00	Primas al personal de alto nivel y de dirección	74.749	0	0	0	0	0	74.749
401	03	95	00	Otras primas al personal de alto nivel y de dirección	56.756	0	0	0	0	0	56.756
401	03	97	00	Otras primas a empleados	350.751	0	0	0	0	0	350.751
401	04	00	00	Complementos de sueldos y salarios	1.345.492	0	0	0	0	0	1.345.492
401	04	06	00	Complemento a empleados por comisión de servicios	64.735	0	0	0	0	0	64.735
401	04	08	00	Bono compensatorio de alimentación a empleados	944.987	0	0	0	0	0	944.987
401	04	26	00	Bono compensatorio de alimentación al personal contratado	20.786	0	0	0	0	0	20.786
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	25.000	0	0	0	0	0	25.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	22.371	0	0	0	0	0	22.371
401	04	96	00	Otros complementos a empleados	267.613	0	0	0	0	0	267.613
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.664.939	0	0	0	0	0	1.664.939
401	05	01	00	Aguinaldos a empleados	1.052.291	0	0	0	0	0	1.052.291
401	05	03	00	Bono vacacional a empleados	398.507	0	0	0	0	0	398.507
401	05	07	00	Aguinaldos al personal contratado	8.951	0	0	0	0	0	8.951
401	05	08	00	Bono vacacional al personal contratado	2.230	0	0	0	0	0	2.230
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	150.400	0	0	0	0	0	150.400
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	52.560	0	0	0	0	0	52.560
401	06	00	00	Aportes patronales y legales	317.174	0	0	0	0	0	317.174

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **ACCIÓN CENTRALIZADA:** 390001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	193.374	0	0	0	0	0	193.374
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	43.847	0	0	0	0	0	43.847
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	56.763	0	0	0	0	0	56.763
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.364	0	0	0	0	0	5.364
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	844	0	0	0	0	0	844
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	11.634	0	0	0	0	0	11.634
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	5.348	0	0	0	0	0	5.348
401	07	00	00	Asistencia socio-económica	3.506.807	0	0	0	0	0	3.506.807
401	07	02	00	Becas a empleados	126.900	0	0	0	0	0	126.900
401	07	03	00	Ayudas por matrimonio a empleados	1.200	0	0	0	0	0	1.200
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	0	2.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	830.000	0	0	0	0	0	830.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.998.000	0	0	0	0	0	1.998.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	70.200	0	0	0	0	0	70.200
401	07	10	00	Dotación de uniformes a empleados	82.000	0	0	0	0	0	82.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	115.722	0	0	0	0	0	115.722
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	95.000	0	0	0	0	0	95.000
401	07	33	00	Asistencia socio-económica al personal contratado	28.632	0	0	0	0	0	28.632
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	4.500	0	0	0	0	0	4.500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	69.541	0	0	0	0	0	69.541
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	53.042	0	0	0	0	0	53.042
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	12.070	0	0	0	0	0	12.070
401	07	96	00	Otras subvenciones a empleados	18.000	0	0	0	0	0	18.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.012.012	0	0	0	0	0	1.012.012
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	949.322	0	0	0	0	0	949.322
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.727	0	0	0	0	0	6.727
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	55.963	0	0	0	0	0	55.963
403	**00**	**00**	**00**	**Servicios no personales**	**584.065**	**0**	**0**	**0**	**0**	**0**	**584.065**
403	10	00	00	Servicios profesionales y técnicos	80.000	0	0	0	0	0	80.000
403	10	07	00	Servicios de capacitación y adiestramiento	80.000	0	0	0	0	0	80.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	401.140	0	0	0	0	0	401.140
403	16	01	00	Servicios de diversión, esparcimiento y culturales	401.140	0	0	0	0	0	401.140
403	18	00	00	Impuestos indirectos	62.000	0	0	0	0	0	62.000
403	18	01	00	Impuesto al valor agregado	62.000	0	0	0	0	0	62.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	40.925	0	0	0	0	0	40.925
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	40.925	0	0	0	0	0	40.925
				Totales	**12.627.799**	**0**	**0**	**0**	**0**	**0**	**12.627.799**

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 390001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**12.043.734**	**0**	**0**	**0**	**0**	**0**	**12.043.734**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.045.699	0	0	0	0	0	2.045.699
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.838.935	0	0	0	0	0	1.838.935
401	01	18	00	Remuneraciones al personal contratado	23.756	0	0	0	0	0	23.756
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	19.800	0	0	0	0	0	19.800
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	163.208	0	0	0	0	0	163.208
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	635.530	0	0	0	0	0	635.530
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	560.000	0	0	0	0	0	560.000
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	75.530	0	0	0	0	0	75.530
401	03	00	00	Primas	1.516.081	0	0	0	0	0	1.516.081
401	03	04	00	Primas por hijos a empleados	152.064	0	0	0	0	0	152.064
401	03	08	00	Primas de profesionalización a empleados	297.996	0	0	0	0	0	297.996
401	03	09	00	Primas por antigüedad a empleados	301.000	0	0	0	0	0	301.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	282.765	0	0	0	0	0	282.765
401	03	47	00	Primas al personal de alto nivel y de dirección	74.749	0	0	0	0	0	74.749
401	03	95	00	Otras primas al personal de alto nivel y de dirección	56.756	0	0	0	0	0	56.756
401	03	97	00	Otras primas a empleados	350.751	0	0	0	0	0	350.751
401	04	00	00	Complementos de sueldos y salarios	1.345.492	0	0	0	0	0	1.345.492
401	04	06	00	Complemento a empleados por comisión de servicios	64.735	0	0	0	0	0	64.735
401	04	08	00	Bono compensatorio de alimentación a empleados	944.987	0	0	0	0	0	944.987
401	04	26	00	Bono compensatorio de alimentación al personal contratado	20.786	0	0	0	0	0	20.786
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	25.000	0	0	0	0	0	25.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	22.371	0	0	0	0	0	22.371
401	04	96	00	Otros complementos a empleados	267.613	0	0	0	0	0	267.613
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.664.939	0	0	0	0	0	1.664.939
401	05	01	00	Aguinaldos a empleados	1.052.291	0	0	0	0	0	1.052.291
401	05	03	00	Bono vacacional a empleados	398.507	0	0	0	0	0	398.507

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 390001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	07	00	Aguinaldos al personal contratado	8.951	0	0	0	0	0	8.951
401	05	08	00	Bono vacacional al personal contratado	2.230	0	0	0	0	0	2.230
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	150.400	0	0	0	0	0	150.400
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	52.560	0	0	0	0	0	52.560
401	06	00	00	Aportes patronales y legales	317.174	0	0	0	0	0	317.174
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	193.374	0	0	0	0	0	193.374
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	43.847	0	0	0	0	0	43.847
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	56.763	0	0	0	0	0	56.763
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.364	0	0	0	0	0	5.364
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	844	0	0	0	0	0	844
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	11.634	0	0	0	0	0	11.634
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	5.348	0	0	0	0	0	5.348
401	07	00	00	Asistencia socio-económica	3.506.807	0	0	0	0	0	3.506.807
401	07	02	00	Becas a empleados	126.900	0	0	0	0	0	126.900
401	07	03	00	Ayudas por matrimonio a empleados	1.200	0	0	0	0	0	1.200
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	0	2.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	830.000	0	0	0	0	0	830.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.998.000	0	0	0	0	0	1.998.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	70.200	0	0	0	0	0	70.200
401	07	10	00	Dotación de uniformes a empleados	82.000	0	0	0	0	0	82.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	115.722	0	0	0	0	0	115.722
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	95.000	0	0	0	0	0	95.000
401	07	33	00	Asistencia socio-económica al personal contratado	28.632	0	0	0	0	0	28.632
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	4.500	0	0	0	0	0	4.500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	69.541	0	0	0	0	0	69.541
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	53.042	0	0	0	0	0	53.042

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 390001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	12.070	0	0	0	0	0	12.070
401	07	96	00	Otras subvenciones a empleados	18.000	0	0	0	0	0	18.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.012.012	0	0	0	0	0	1.012.012
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	949.322	0	0	0	0	0	949.322
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.727	0	0	0	0	0	6.727
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	55.963	0	0	0	0	0	55.963
403	**00**	**00**	**00**	**Servicios no personales**	**584.065**	**0**	**0**	**0**	**0**	**0**	**584.065**
403	10	00	00	Servicios profesionales y técnicos	80.000	0	0	0	0	0	80.000
403	10	07	00	Servicios de capacitación y adiestramiento	80.000	0	0	0	0	0	80.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	401.140	0	0	0	0	0	401.140
403	16	01	00	Servicios de diversión, esparcimiento y culturales	401.140	0	0	0	0	0	401.140
403	18	00	00	Impuestos indirectos	62.000	0	0	0	0	0	62.000
403	18	01	00	Impuesto al valor agregado	62.000	0	0	0	0	0	62.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	40.925	0	0	0	0	0	40.925
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	40.925	0	0	0	0	0	40.925
				Totales	**12.627.799**	**0**	**0**	**0**	**0**	**0**	**12.627.799**

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **ACCIÓN CENTRALIZADA:** 390002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**265.355**	**0**	**0**	**0**	**0**	**0**	**265.355**
402	01	00	00	Productos alimenticios y agropecuarios	45.000	0	0	0	0	0	45.000
402	01	01	00	Alimentos y bebidas para personas	45.000	0	0	0	0	0	45.000
402	03	00	00	Textiles y vestuarios	55.430	0	0	0	0	0	55.430
402	03	01	00	Textiles	1.930	0	0	0	0	0	1.930
402	03	02	00	Prendas de vestir	52.000	0	0	0	0	0	52.000
402	03	03	00	Calzados	1.500	0	0	0	0	0	1.500
402	04	00	00	Productos de cuero y caucho	14.700	0	0	0	0	0	14.700
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.500	0	0	0	0	0	1.500
402	04	03	00	Cauchos y tripas para vehículos	13.200	0	0	0	0	0	13.200
402	05	00	00	Productos de papel, cartón e impresos	35.700	0	0	0	0	0	35.700
402	05	01	00	Pulpa de madera, papel y cartón	3.200	0	0	0	0	0	3.200
402	05	03	00	Productos de papel y cartón para oficina	20.500	0	0	0	0	0	20.500
402	05	04	00	Libros, revistas y periódicos	12.000	0	0	0	0	0	12.000
402	06	00	00	Productos químicos y derivados	20.025	0	0	0	0	0	20.025
402	06	03	00	Tintas, pinturas y colorantes	10.725	0	0	0	0	0	10.725
402	06	04	00	Productos farmacéuticos y medicamentos	4.000	0	0	0	0	0	4.000
402	06	06	00	Combustibles y lubricantes	3.000	0	0	0	0	0	3.000
402	06	08	00	Productos plásticos	2.300	0	0	0	0	0	2.300
402	08	00	00	Productos metálicos	25.000	0	0	0	0	0	25.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.000	0	0	0	0	0	5.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	69.500	0	0	0	0	0	69.500
402	10	01	00	Artículos de deporte, recreación y juguetes	12.000	0	0	0	0	0	12.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.500	0	0	0	0	0	1.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	07	00	Productos de seguridad en el trabajo	4.500	0	0	0	0	0	4.500
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	0	15.000
402	10	11	00	Materiales eléctricos	8.000	0	0	0	0	0	8.000
402	10	12	00	Materiales para instalaciones sanitarias	1.500	0	0	0	0	0	1.500
402	10	99	00	Otros productos y útiles diversos	7.000	0	0	0	0	0	7.000
403	**00**	**00**	**00**	**Servicios no personales**	**623.511**	**0**	**0**	**0**	**0**	**0**	**623.511**

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **ACCIÓN CENTRALIZADA:** 390002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	00	00	Alquileres de inmuebles	1.500	0	0	0	0	0	1.500
403	01	01	00	Alquileres de edificios y locales	1.500	0	0	0	0	0	1.500
403	02	00	00	Alquileres de maquinaria y equipos	5.500	0	0	0	0	0	5.500
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.500	0	0	0	0	0	5.500
403	04	00	00	Servicios básicos	206.511	0	0	0	0	0	206.511
403	04	04	00	Teléfonos	111.511	0	0	0	0	0	111.511
403	04	05	00	Servicio de comunicaciones	95.000	0	0	0	0	0	95.000
403	06	00	00	Servicios de transporte y almacenaje	11.000	0	0	0	0	0	11.000
403	06	03	00	Estacionamiento	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	44.800	0	0	0	0	0	44.800
403	07	02	00	Imprenta y reproducción	35.000	0	0	0	0	0	35.000
403	07	04	00	Avisos	9.800	0	0	0	0	0	9.800
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	78.000	0	0	0	0	0	78.000
403	08	01	00	Primas y gastos de seguros	70.000	0	0	0	0	0	70.000
403	08	02	00	Comisiones y gastos bancarios	8.000	0	0	0	0	0	8.000
403	09	00	00	Viáticos y pasajes	55.200	0	0	0	0	0	55.200
403	09	01	00	Viáticos y pasajes dentro del país	22.200	0	0	0	0	0	22.200
403	09	02	00	Viáticos y pasajes fuera del país	33.000	0	0	0	0	0	33.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	110.000	0	0	0	0	0	110.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	95.000	0	0	0	0	0	95.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
403	12	00	00	Conservación y reparaciones menores de obras	1.000	0	0	0	0	0	1.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	96.000	0	0	0	0	0	96.000
403	18	01	00	Impuesto al valor agregado	96.000	0	0	0	0	0	96.000
403	99	00	00	Otros servicios no personales	4.000	0	0	0	0	0	4.000
403	99	01	00	Otros servicios no personales	4.000	0	0	0	0	0	4.000
404	**00**	**00**	**00**	**Activos reales**	**15.000**	**0**	**0**	**0**	**0**	**0**	**15.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	12.000	0	0	0	0	0	12.000
404	09	02	00	Equipos de computación	3.000	0	0	0	0	0	3.000
				Totales	**903.866**	**0**	**0**	**0**	**0**	**0**	**903.866**

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **ACCIÓN CENTRALIZADA:** 390002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **ACCIÓN CENTRALIZADA:** 390002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 390002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**265.355**	**0**	**0**	**0**	**0**	**0**	**265.355**
402	01	00	00	Productos alimenticios y agropecuarios	45.000	0	0	0	0	0	45.000
402	01	01	00	Alimentos y bebidas para personas	45.000	0	0	0	0	0	45.000
402	03	00	00	Textiles y vestuarios	55.430	0	0	0	0	0	55.430
402	03	01	00	Textiles	1.930	0	0	0	0	0	1.930
402	03	02	00	Prendas de vestir	52.000	0	0	0	0	0	52.000
402	03	03	00	Calzados	1.500	0	0	0	0	0	1.500
402	04	00	00	Productos de cuero y caucho	14.700	0	0	0	0	0	14.700
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.500	0	0	0	0	0	1.500
402	04	03	00	Cauchos y tripas para vehículos	13.200	0	0	0	0	0	13.200
402	05	00	00	Productos de papel, cartón e impresos	35.700	0	0	0	0	0	35.700
402	05	01	00	Pulpa de madera, papel y cartón	3.200	0	0	0	0	0	3.200
402	05	03	00	Productos de papel y cartón para oficina	20.500	0	0	0	0	0	20.500
402	05	04	00	Libros, revistas y periódicos	12.000	0	0	0	0	0	12.000
402	06	00	00	Productos químicos y derivados	20.025	0	0	0	0	0	20.025
402	06	03	00	Tintas, pinturas y colorantes	10.725	0	0	0	0	0	10.725
402	06	04	00	Productos farmacéuticos y medicamentos	4.000	0	0	0	0	0	4.000
402	06	06	00	Combustibles y lubricantes	3.000	0	0	0	0	0	3.000
402	06	08	00	Productos plásticos	2.300	0	0	0	0	0	2.300
402	08	00	00	Productos metálicos	25.000	0	0	0	0	0	25.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.000	0	0	0	0	0	5.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	69.500	0	0	0	0	0	69.500
402	10	01	00	Artículos de deporte, recreación y juguetes	12.000	0	0	0	0	0	12.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.500	0	0	0	0	0	1.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	07	00	Productos de seguridad en el trabajo	4.500	0	0	0	0	0	4.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **ACCIÓN CENTRALIZADA:** 390002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 390002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	0	15.000
402	10	11	00	Materiales eléctricos	8.000	0	0	0	0	0	8.000
402	10	12	00	Materiales para instalaciones sanitarias	1.500	0	0	0	0	0	1.500
402	10	99	00	Otros productos y útiles diversos	7.000	0	0	0	0	0	7.000
403	**00**	**00**	**00**	**Servicios no personales**	**623.511**	**0**	**0**	**0**	**0**	**0**	**623.511**
403	01	00	00	Alquileres de inmuebles	1.500	0	0	0	0	0	1.500
403	01	01	00	Alquileres de edificios y locales	1.500	0	0	0	0	0	1.500
403	02	00	00	Alquileres de maquinaria y equipos	5.500	0	0	0	0	0	5.500
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.500	0	0	0	0	0	5.500
403	04	00	00	Servicios básicos	206.511	0	0	0	0	0	206.511
403	04	04	00	Teléfonos	111.511	0	0	0	0	0	111.511
403	04	05	00	Servicio de comunicaciones	95.000	0	0	0	0	0	95.000
403	06	00	00	Servicios de transporte y almacenaje	11.000	0	0	0	0	0	11.000
403	06	03	00	Estacionamiento	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	44.800	0	0	0	0	0	44.800
403	07	02	00	Imprenta y reproducción	35.000	0	0	0	0	0	35.000
403	07	04	00	Avisos	9.800	0	0	0	0	0	9.800
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	78.000	0	0	0	0	0	78.000
403	08	01	00	Primas y gastos de seguros	70.000	0	0	0	0	0	70.000
403	08	02	00	Comisiones y gastos bancarios	8.000	0	0	0	0	0	8.000
403	09	00	00	Viáticos y pasajes	55.200	0	0	0	0	0	55.200
403	09	01	00	Viáticos y pasajes dentro del pais	22.200	0	0	0	0	0	22.200
403	09	02	00	Viáticos y pasajes fuera del país	33.000	0	0	0	0	0	33.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	110.000	0	0	0	0	0	110.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	95.000	0	0	0	0	0	95.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 390002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
403	12	00	00	Conservación y reparaciones menores de obras	1.000	0	0	0	0	0	1.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	96.000	0	0	0	0	0	96.000
403	18	01	00	Impuesto al valor agregado	96.000	0	0	0	0	0	96.000
403	99	00	00	Otros servicios no personales	4.000	0	0	0	0	0	4.000
403	99	01	00	Otros servicios no personales	4.000	0	0	0	0	0	4.000
404	**00**	**00**	**00**	**Activos reales**	**15.000**	**0**	**0**	**0**	**0**	**0**	**15.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
404	09	01	00	Mobiliario y equipos de oficina	12.000	0	0	0	0	0	12.000
404	09	02	00	Equipos de computación	3.000	0	0	0	0	0	3.000
				Totales	**903.866**	**0**	**0**	**0**	**0**	**0**	**903.866**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **ACCIÓN CENTRALIZADA:** 390003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.021.979**	**0**	**0**	**0**	**0**	**0**	**1.021.979**
407	01	00	00	Transferencias y donaciones corrientes internas	1.021.979	0	0	0	0	0	1.021.979
407	01	01	00	Transferencias corrientes internas al sector privado	1.021.979	0	0	0	0	0	1.021.979
407	01	01	01	Pensiones del personal empleado, obrero y militar	45.000	0	0	0	0	0	45.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	405.036	0	0	0	0	0	405.036
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	13.154	0	0	0	0	0	13.154
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	18.425	0	0	0	0	0	18.425
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	47.298	0	0	0	0	0	47.298
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	10.800	0	0	0	0	0	10.800
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	126.259	0	0	0	0	0	126.259
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	101.007	0	0	0	0	0	101.007
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	225.000	0	0	0	0	0	225.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	30.000	0	0	0	0	0	30.000
				Totales	**1.021.979**	**0**	**0**	**0**	**0**	**0**	**1.021.979**

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **ACCIÓN CENTRALIZADA:** 390003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **ACCIÓN CENTRALIZADA:** 390003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 390003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.021.979**	**0**	**0**	**0**	**0**	**0**	**1.021.979**
407	01	00	00	Transferencias y donaciones corrientes internas	1.021.979	0	0	0	0	0	1.021.979
407	01	01	00	Transferencias corrientes internas al sector privado	1.021.979	0	0	0	0	0	1.021.979
407	01	01	01	Pensiones del personal empleado, obrero y militar	45.000	0	0	0	0	0	45.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	405.036	0	0	0	0	0	405.036
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	13.154	0	0	0	0	0	13.154
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	18.425	0	0	0	0	0	18.425
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	47.298	0	0	0	0	0	47.298
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	10.800	0	0	0	0	0	10.800
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	126.259	0	0	0	0	0	126.259
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	101.007	0	0	0	0	0	101.007
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	225.000	0	0	0	0	0	225.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	30.000	0	0	0	0	0	30.000
				Totales	**1.021.979**	**0**	**0**	**0**	**0**	**0**	**1.021.979**

41

Ministerio del Poder Popular para la Alimentación

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**133.854.944**	**0**	**0**	**0**	**0**	**0**	**133.854.944**
401	01	00	00	Sueldos, salarios y otras retribuciones	28.722.770	0	0	0	0	0	28.722.770
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.971.027	0	0	0	0	0	3.971.027
401	01	09	00	Remuneraciones al personal en período de disponibilidad	8.400	0	0	0	0	0	8.400
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.121.538	0	0	0	0	0	2.121.538
401	01	18	00	Remuneraciones al personal contratado	17.211.159	0	0	0	0	0	17.211.159
401	01	29	00	Dietas	50.400	0	0	0	0	0	50.400
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	39.000	0	0	0	0	0	39.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	3.121.246	0	0	0	0	0	3.121.246
401	01	99	00	Otras retribuciones	2.200.000	0	0	0	0	0	2.200.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	707.940	0	0	0	0	0	707.940
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	335.340	0	0	0	0	0	335.340
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	372.600	0	0	0	0	0	372.600
401	03	00	00	Primas	12.103.442	0	0	0	0	0	12.103.442
401	03	02	00	Primas de transporte a empleados	855.360	0	0	0	0	0	855.360
401	03	04	00	Primas por hijos a empleados	111.108	0	0	0	0	0	111.108
401	03	08	00	Primas de profesionalización a empleados	476.523	0	0	0	0	0	476.523
401	03	09	00	Primas por antigüedad a empleados	488.889	0	0	0	0	0	488.889
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	800.000	0	0	0	0	0	800.000
401	03	17	00	Primas de transporte a obreros	844.800	0	0	0	0	0	844.800
401	03	19	00	Primas por hijos de obreros	190.000	0	0	0	0	0	190.000
401	03	21	00	Primas por antigüedad a obreros	372.778	0	0	0	0	0	372.778
401	03	22	00	Primas de profesionalización a obreros	26.800	0	0	0	0	0	26.800
401	03	37	00	Primas de transporte al personal contratado	4.008.960	0	0	0	0	0	4.008.960
401	03	39	00	Primas por hijos al personal contratado	450.000	0	0	0	0	0	450.000
401	03	40	00	Primas de profesionalización al personal contratado	855.980	0	0	0	0	0	855.980
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	121.920	0	0	0	0	0	121.920
401	03	47	00	Primas al personal de alto nivel y de dirección	2.160.000	0	0	0	0	0	2.160.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	340.324	0	0	0	0	0	340.324
401	04	00	00	Complementos de sueldos y salarios	15.309.875	0	0	0	0	0	15.309.875

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	06	00	Complemento a empleados por comisión de servicios	95.000	0	0	0	0	0	95.000
401	04	08	00	Bono compensatorio de alimentación a empleados	1.603.800	0	0	0	0	0	1.603.800
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	100.000	0	0	0	0	0	100.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	60.000	0	0	0	0	0	60.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.584.000	0	0	0	0	0	1.584.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	9.695.025	0	0	0	0	0	9.695.025
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	24.000	0	0	0	0	0	24.000
401	04	44	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por comisión de servicios	90.000	0	0	0	0	0	90.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	19.800	0	0	0	0	0	19.800
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	95.000	0	0	0	0	0	95.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.415.250	0	0	0	0	0	1.415.250
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	528.000	0	0	0	0	0	528.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	17.786.549	0	0	0	0	0	17.786.549
401	05	01	00	Aguinaldos a empleados	2.984.764	0	0	0	0	0	2.984.764
401	05	03	00	Bono vacacional a empleados	734.714	0	0	0	0	0	734.714
401	05	04	00	Aguinaldos a obreros	1.622.400	0	0	0	0	0	1.622.400
401	05	06	00	Bono vacacional a obreros	505.653	0	0	0	0	0	505.653
401	05	07	00	Aguinaldos al personal contratado	6.559.266	0	0	0	0	0	6.559.266
401	05	08	00	Bono vacacional al personal contratado	1.563.614	0	0	0	0	0	1.563.614
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	46.933	0	0	0	0	0	46.933
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	25.000	0	0	0	0	0	25.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.529.010	0	0	0	0	0	2.529.010
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.215.195	0	0	0	0	0	1.215.195
401	06	00	00	Aportes patronales y legales	6.214.228	0	0	0	0	0	6.214.228
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	595.116	0	0	0	0	0	595.116
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	198.372	0	0	0	0	0	198.372
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	132.248	0	0	0	0	0	132.248
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	132.248	0	0	0	0	0	132.248
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	409.579	0	0	0	0	0	409.579
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	136.526	0	0	0	0	0	136.526

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	91.018	0	0	0	0	0	91.018
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	91.018	0	0	0	0	0	91.018
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.224.530	0	0	0	0	0	2.224.530
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	381.208	0	0	0	0	0	381.208
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	15.207	0	0	0	0	0	15.207
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	5.000	0	0	0	0	0	5.000
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	4.500	0	0	0	0	0	4.500
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	30.000	0	0	0	0	0	30.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	828.924	0	0	0	0	0	828.924
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	202.573	0	0	0	0	0	202.573
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	173.798	0	0	0	0	0	173.798
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	204.157	0	0	0	0	0	204.157
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	191.206	0	0	0	0	0	191.206
401	06	95	00	Otros aportes legales por personal contratado	167.000	0	0	0	0	0	167.000
401	07	00	00	Asistencia socio-económica	40.608.106	0	0	0	0	0	40.608.106
401	07	02	00	Becas a empleados	232.596	0	0	0	0	0	232.596
401	07	03	00	Ayudas por matrimonio a empleados	6.750	0	0	0	0	0	6.750
401	07	04	00	Ayudas por nacimiento de hijos a empleados	6.750	0	0	0	0	0	6.750
401	07	05	00	Ayudas por defunción a empleados	5.000	0	0	0	0	0	5.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	150.000	0	0	0	0	0	150.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	991.860	0	0	0	0	0	991.860
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.975.508	0	0	0	0	0	2.975.508
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	398.722	0	0	0	0	0	398.722
401	07	10	00	Dotación de uniformes a empleados	394.700	0	0	0	0	0	394.700
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	390.390	0	0	0	0	0	390.390
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	208.824	0	0	0	0	0	208.824
401	07	18	00	Becas a obreros	351.000	0	0	0	0	0	351.000
401	07	19	00	Ayudas por matrimonio de obreros	6.750	0	0	0	0	0	6.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	20	00	Ayudas por nacimiento de hijos de obreros	11.000	0	0	0	0	0	11.000
401	07	21	00	Ayudas por defunción a obreros	5.000	0	0	0	0	0	5.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	150.000	0	0	0	0	0	150.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	682.632	0	0	0	0	0	682.632
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	3.222.132	0	0	0	0	0	3.222.132
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	296.324	0	0	0	0	0	296.324
401	07	26	00	Dotación de uniformes a obreros	693.000	0	0	0	0	0	693.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	240.240	0	0	0	0	0	240.240
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	212.745	0	0	0	0	0	212.745
401	07	33	00	Asistencia socio-económica al personal contratado	23.326.853	0	0	0	0	0	23.326.853
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	2.700	0	0	0	0	0	2.700
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	2.700	0	0	0	0	0	2.700
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	150.000	0	0	0	0	0	150.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	28.000	0	0	0	0	0	28.000
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	65.000	0	0	0	0	0	65.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.700	0	0	0	0	0	2.700
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.700	0	0	0	0	0	2.700
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	150.000	0	0	0	0	0	150.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.485.638	0	0	0	0	0	1.485.638
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.334.692	0	0	0	0	0	3.334.692
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	425.200	0	0	0	0	0	425.200
401	08	00	00	Prestaciones sociales e indemnizaciones	12.402.034	0	0	0	0	0	12.402.034
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.122.499	0	0	0	0	0	2.122.499
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.202.500	0	0	0	0	0	1.202.500
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.791.735	0	0	0	0	0	6.791.735
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	0	50.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.235.300	0	0	0	0	0	2.235.300
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.008.239**	**0**	**0**	**0**	**0**	**0**	**12.008.239**

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	1.055.425	0	0	0	0	0	1.055.425
402	01	01	00	Alimentos y bebidas para personas	1.049.225	0	0	0	0	0	1.049.225
402	01	99	00	Otros productos alimenticios y agropecuarios	6.200	0	0	0	0	0	6.200
402	02	00	00	Productos de minas, canteras y yacimientos	18.600	0	0	0	0	0	18.600
402	02	05	00	Piedra, arcilla, arena y tierra	18.600	0	0	0	0	0	18.600
402	03	00	00	Textiles y vestuarios	1.139.125	0	0	0	0	0	1.139.125
402	03	01	00	Textiles	32.170	0	0	0	0	0	32.170
402	03	02	00	Prendas de vestir	911.960	0	0	0	0	0	911.960
402	03	03	00	Calzados	182.400	0	0	0	0	0	182.400
402	03	99	00	Otros productos textiles y vestuarios	12.595	0	0	0	0	0	12.595
402	04	00	00	Productos de cuero y caucho	1.726.513	0	0	0	0	0	1.726.513
402	04	03	00	Cauchos y tripas para vehículos	1.710.423	0	0	0	0	0	1.710.423
402	04	99	00	Otros productos de cuero y caucho	16.090	0	0	0	0	0	16.090
402	05	00	00	Productos de papel, cartón e impresos	1.369.573	0	0	0	0	0	1.369.573
402	05	01	00	Pulpa de madera, papel y cartón	246.310	0	0	0	0	0	246.310
402	05	02	00	Envases y cajas de papel y cartón	12.486	0	0	0	0	0	12.486
402	05	03	00	Productos de papel y cartón para oficina	940.024	0	0	0	0	0	940.024
402	05	04	00	Libros, revistas y periódicos	16.186	0	0	0	0	0	16.186
402	05	05	00	Material de enseñanza	82.618	0	0	0	0	0	82.618
402	05	06	00	Productos de papel y cartón para computación	9.538	0	0	0	0	0	9.538
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	26.521	0	0	0	0	0	26.521
402	05	99	00	Otros productos de pulpa, papel y cartón	35.890	0	0	0	0	0	35.890
402	06	00	00	Productos químicos y derivados	1.193.266	0	0	0	0	0	1.193.266
402	06	01	00	Sustancias químicas y de uso industrial	1.860	0	0	0	0	0	1.860
402	06	03	00	Tintas, pinturas y colorantes	495.750	0	0	0	0	0	495.750
402	06	04	00	Productos farmacéuticos y medicamentos	38.514	0	0	0	0	0	38.514
402	06	05	00	Productos de tocador	15.417	0	0	0	0	0	15.417
402	06	06	00	Combustibles y lubricantes	175.300	0	0	0	0	0	175.300
402	06	08	00	Productos plásticos	454.025	0	0	0	0	0	454.025
402	06	99	00	Otros productos de la industria química y conexos	12.400	0	0	0	0	0	12.400
402	07	00	00	Productos minerales no metálicos	39.290	0	0	0	0	0	39.290

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	01	00	Productos de barro, loza y porcelana	455	0	0	0	0	0	455
402	07	02	00	Vidrios y productos de vidrio	4.615	0	0	0	0	0	4.615
402	07	04	00	Cemento, cal y yeso	31.000	0	0	0	0	0	31.000
402	07	99	00	Otros productos minerales no metálicos	3.220	0	0	0	0	0	3.220
402	08	00	00	Productos metálicos	1.849.243	0	0	0	0	0	1.849.243
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	490.383	0	0	0	0	0	490.383
402	08	08	00	Material de educación	150	0	0	0	0	0	150
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.033.525	0	0	0	0	0	1.033.525
402	08	10	00	Repuestos y accesorios para otros equipos	302.140	0	0	0	0	0	302.140
402	08	99	00	Otros productos metálicos	23.045	0	0	0	0	0	23.045
402	09	00	00	Productos de madera	24.900	0	0	0	0	0	24.900
402	09	01	00	Productos primarios de madera	9.300	0	0	0	0	0	9.300
402	09	02	00	Muebles y accesorios de madera para edificaciones	15.600	0	0	0	0	0	15.600
402	10	00	00	Productos varios y útiles diversos	3.477.304	0	0	0	0	0	3.477.304
402	10	01	00	Artículos de deporte, recreación y juguetes	84.487	0	0	0	0	0	84.487
402	10	02	00	Materiales y útiles de limpieza y aseo	443.499	0	0	0	0	0	443.499
402	10	03	00	Utensilios de cocina y comedor	4.433	0	0	0	0	0	4.433
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	311.752	0	0	0	0	0	311.752
402	10	06	00	Condecoraciones, ofrendas y similares	181.300	0	0	0	0	0	181.300
402	10	07	00	Productos de seguridad en el trabajo	546.478	0	0	0	0	0	546.478
402	10	08	00	Materiales para equipos de computación	1.437.398	0	0	0	0	0	1.437.398
402	10	09	00	Especies timbradas y valores	2.768	0	0	0	0	0	2.768
402	10	11	00	Materiales eléctricos	222.198	0	0	0	0	0	222.198
402	10	12	00	Materiales para instalaciones sanitarias	204.428	0	0	0	0	0	204.428
402	10	13	00	Materiales fotográficos	9.363	0	0	0	0	0	9.363
402	10	99	00	Otros productos y útiles diversos	29.200	0	0	0	0	0	29.200
402	99	00	00	Otros materiales y suministros	115.000	0	0	0	0	0	115.000
402	99	01	00	Otros materiales y suministros	115.000	0	0	0	0	0	115.000
403	**00**	**00**	**00**	**Servicios no personales**	**66.774.023**	**0**	**0**	**0**	**0**	**0**	**66.774.023**
403	01	00	00	Alquileres de inmuebles	270.875	0	0	0	0	0	270.875
403	01	01	00	Alquileres de edificios y locales	44.425	0	0	0	0	0	44.425

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	02	00	Alquileres de instalaciones culturales y recreativas	226.450	0	0	0	0	0	226.450
403	02	00	00	Alquileres de maquinaria y equipos	57.425	0	0	0	0	0	57.425
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	19.350	0	0	0	0	0	19.350
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	9.300	0	0	0	0	0	9.300
403	02	99	00	Alquileres de otras maquinaria y equipos	28.775	0	0	0	0	0	28.775
403	04	00	00	Servicios básicos	4.382.523	0	0	0	0	0	4.382.523
403	04	01	00	Electricidad	934.000	0	0	0	0	0	934.000
403	04	02	00	Gas	10.000	0	0	0	0	0	10.000
403	04	03	00	Agua	136.000	0	0	0	0	0	136.000
403	04	04	00	Teléfonos	1.752.000	0	0	0	0	0	1.752.000
403	04	05	00	Servicio de comunicaciones	1.260.000	0	0	0	0	0	1.260.000
403	04	06	00	Servicio de aseo urbano y domiciliario	180.522	0	0	0	0	0	180.522
403	04	07	00	Servicio de condominio	110.001	0	0	0	0	0	110.001
403	06	00	00	Servicios de transporte y almacenaje	109.480	0	0	0	0	0	109.480
403	06	01	00	Fletes y embalajes	3.100	0	0	0	0	0	3.100
403	06	02	00	Almacenaje	3.100	0	0	0	0	0	3.100
403	06	03	00	Estacionamiento	5.430	0	0	0	0	0	5.430
403	06	04	00	Peaje	2.370	0	0	0	0	0	2.370
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	95.480	0	0	0	0	0	95.480
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.853.052	0	0	0	0	0	8.853.052
403	07	01	00	Publicidad y propaganda	1.579.000	0	0	0	0	0	1.579.000
403	07	02	00	Imprenta y reproducción	1.126.502	0	0	0	0	0	1.126.502
403	07	03	00	Relaciones sociales	5.337.100	0	0	0	0	0	5.337.100
403	07	04	00	Avisos	810.450	0	0	0	0	0	810.450
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.640.782	0	0	0	0	0	3.640.782
403	08	01	00	Primas y gastos de seguros	3.609.657	0	0	0	0	0	3.609.657
403	08	02	00	Comisiones y gastos bancarios	21.125	0	0	0	0	0	21.125
403	08	03	00	Comisiones y gastos de adquisición de seguros	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	2.949.150	0	0	0	0	0	2.949.150
403	09	01	00	Viáticos y pasajes dentro del país	2.670.150	0	0	0	0	0	2.670.150
403	09	02	00	Viáticos y pasajes fuera del país	279.000	0	0	0	0	0	279.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	1.221.510	0	0	0	0	0	1.221.510
403	10	01	00	Servicios jurídicos	3.720	0	0	0	0	0	3.720
403	10	03	00	Servicios de procesamiento de datos	75.000	0	0	0	0	0	75.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	21.700	0	0	0	0	0	21.700
403	10	07	00	Servicios de capacitación y adiestramiento	646.980	0	0	0	0	0	646.980
403	10	09	00	Servicios de lavandería y tintorería	11.160	0	0	0	0	0	11.160
403	10	10	00	Servicios de vigilancia	14.850	0	0	0	0	0	14.850
403	10	11	00	Servicios para la elaboración y suministro de comida	3.100	0	0	0	0	0	3.100
403	10	99	00	Otros servicios profesionales y técnicos	445.000	0	0	0	0	0	445.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.251.958	0	0	0	0	0	6.251.958
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.885.650	0	0	0	0	0	3.885.650
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.223.508	0	0	0	0	0	1.223.508
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	942.800	0	0	0	0	0	942.800
403	12	00	00	Conservación y reparaciones menores de obras	24.773.600	0	0	0	0	0	24.773.600
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	24.273.600	0	0	0	0	0	24.273.600
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	500.000	0	0	0	0	0	500.000
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.400.000	0	0	0	0	0	1.400.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.400.000	0	0	0	0	0	1.400.000
403	18	00	00	Impuestos indirectos	11.867.968	0	0	0	0	0	11.867.968
403	18	01	00	Impuesto al valor agregado	11.862.968	0	0	0	0	0	11.862.968
403	18	99	00	Otros impuestos indirectos	5.000	0	0	0	0	0	5.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	395.700	0	0	0	0	0	395.700
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	395.700	0	0	0	0	0	395.700
403	99	00	00	Otros servicios no personales	595.000	0	0	0	0	0	595.000
403	99	01	00	Otros servicios no personales	595.000	0	0	0	0	0	595.000
404	**00**	**00**	**00**	**Activos reales**	**32.555.146**	**0**	**0**	**0**	**0**	**0**	**32.555.146**

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	3.568.500	0	0	0	0	0	3.568.500
404	01	01	00	Repuestos mayores	1.638.000	0	0	0	0	0	1.638.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	619.000	0	0	0	0	0	619.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	800.000	0	0	0	0	0	800.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	4.000	0	0	0	0	0	4.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	45.000	0	0	0	0	0	45.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	140.000	0	0	0	0	0	140.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.930.500	0	0	0	0	0	1.930.500
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	7.000	0	0	0	0	0	7.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.850.000	0	0	0	0	0	1.850.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	3.500	0	0	0	0	0	3.500
404	01	02	05	Reparaciones mayores de equipos científicos, religiosos, de enseñanza y recreación	40.000	0	0	0	0	0	40.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	95.500	0	0	0	0	0	95.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	95.500	0	0	0	0	0	95.500
404	04	00	00	Equipos de transporte, tracción y elevación	15.247.225	0	0	0	0	0	15.247.225
404	04	01	00	Vehículos automotores terrestres	15.246.000	0	0	0	0	0	15.246.000
404	04	99	00	Otros equipos de transporte, tracción y elevación	1.225	0	0	0	0	0	1.225
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.864.480	0	0	0	0	0	2.864.480
404	05	01	00	Equipos de telecomunicaciones	2.860.980	0	0	0	0	0	2.860.980
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	3.500	0	0	0	0	0	3.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	309.317	0	0	0	0	0	309.317
404	07	02	00	Equipos de enseñanza, deporte y recreación	206.692	0	0	0	0	0	206.692
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	100.000	0	0	0	0	0	100.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	2.625	0	0	0	0	0	2.625
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.128.836	0	0	0	0	0	9.128.836
404	09	01	00	Mobiliario y equipos de oficina	1.462.459	0	0	0	0	0	1.462.459
404	09	02	00	Equipos de computación	5.486.517	0	0	0	0	0	5.486.517
404	09	03	00	Mobiliario y equipos de alojamiento	2.178.420	0	0	0	0	0	2.178.420

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.440	0	0	0	0	0	1.440
404	12	00	00	Activos intangibles	1.254.488	0	0	0	0	0	1.254.488
404	12	01	00	Marcas de fábrica y patentes de invención	90.000	0	0	0	0	0	90.000
404	12	04	00	Paquetes y programas de computación	1.162.895	0	0	0	0	0	1.162.895
404	12	99	00	Otros activos intangibles	1.593	0	0	0	0	0	1.593
404	99	00	00	Otros activos reales	86.800	0	0	0	0	0	86.800
404	99	01	00	Otros activos reales	86.800	0	0	0	0	0	86.800
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.211.113.263**	**0**	**0**	**0**	**0**	**0**	**4.211.113.263**
407	01	00	00	Transferencias y donaciones corrientes internas	4.170.529.214	0	0	0	0	0	4.170.529.214
407	01	01	00	Transferencias corrientes internas al sector privado	1.484.560	0	0	0	0	0	1.484.560
407	01	01	01	Pensiones del personal empleado, obrero y militar	145.000	0	0	0	0	0	145.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	470.400	0	0	0	0	0	470.400
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	36.250	0	0	0	0	0	36.250
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	21.750	0	0	0	0	0	21.750
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	198.000	0	0	0	0	0	198.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	117.600	0	0	0	0	0	117.600
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	70.560	0	0	0	0	0	70.560
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	425.000	0	0	0	0	0	425.000
407	01	02	00	Donaciones corrientes internas al sector privado	3.289.248	0	0	0	0	0	3.289.248
407	01	02	01	Donaciones corrientes a personas	3.180.000	0	0	0	0	0	3.180.000
407	01	02	02	Donaciones corrientes a instituciones sin fines de lucro	109.248	0	0	0	0	0	109.248
407	01	03	00	Transferencias corrientes internas al sector público	4.165.755.406	0	0	0	0	0	4.165.755.406
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.833.597.886	0	0	0	0	0	1.833.597.886
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.332.157.520	0	0	0	0	0	2.332.157.520
407	03	00	00	Transferencias y donaciones de capital internas	40.584.049	0	0	0	0	0	40.584.049
407	03	03	00	Transferencias de capital internas al sector público	40.584.049	0	0	0	0	0	40.584.049
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	40.584.049	0	0	0	0	0	40.584.049
411	**00**	**00**	**00**	**Disminución de pasivos**	**518.400**	**0**	**0**	**0**	**0**	**0**	**518.400**
411	11	00	00	Obligaciones de ejercicios anteriores	518.400	0	0	0	0	0	518.400
411	11	04	00	Compromisos pendientes de ejercicios anteriores	518.400	0	0	0	0	0	518.400
				Totales	**4.456.824.015**	**0**	**0**	**0**	**0**	**0**	**4.456.824.015**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**55.054.943**	**0**	**0**	**0**	**0**	**0**	**55.054.943**
401	01	00	00	Sueldos, salarios y otras retribuciones	14.323.701	0	0	0	0	0	14.323.701
401	01	18	00	Remuneraciones al personal contratado	12.831.159	0	0	0	0	0	12.831.159
401	01	29	00	Dietas	50.400	0	0	0	0	0	50.400
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.442.142	0	0	0	0	0	1.442.142
401	03	00	00	Primas	3.938.064	0	0	0	0	0	3.938.064
401	03	37	00	Primas de transporte al personal contratado	2.741.760	0	0	0	0	0	2.741.760
401	03	40	00	Primas de profesionalización al personal contratado	855.980	0	0	0	0	0	855.980
401	03	95	00	Otras primas al personal de alto nivel y de dirección	340.324	0	0	0	0	0	340.324
401	04	00	00	Complementos de sueldos y salarios	7.744.275	0	0	0	0	0	7.744.275
401	04	26	00	Bono compensatorio de alimentación al personal contratado	7.319.025	0	0	0	0	0	7.319.025
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	425.250	0	0	0	0	0	425.250
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.535.942	0	0	0	0	0	5.535.942
401	05	07	00	Aguinaldos al personal contratado	3.859.266	0	0	0	0	0	3.859.266
401	05	08	00	Bono vacacional al personal contratado	918.014	0	0	0	0	0	918.014
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	509.010	0	0	0	0	0	509.010
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	249.652	0	0	0	0	0	249.652
401	06	00	00	Aportes patronales y legales	2.180.035	0	0	0	0	0	2.180.035
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.527.282	0	0	0	0	0	1.527.282
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	226.264	0	0	0	0	0	226.264
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	204.924	0	0	0	0	0	204.924
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	30.359	0	0	0	0	0	30.359
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	191.206	0	0	0	0	0	191.206
401	07	00	00	Asistencia socio-económica	15.865.504	0	0	0	0	0	15.865.504
401	07	33	00	Asistencia socio-económica al personal contratado	14.858.149	0	0	0	0	0	14.858.149
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	182.155	0	0	0	0	0	182.155
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	800.000	0	0	0	0	0	800.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	25.200	0	0	0	0	0	25.200

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	5.467.422	0	0	0	0	0	5.467.422
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	4.997.735	0	0	0	0	0	4.997.735
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	469.687	0	0	0	0	0	469.687
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.595.354**	**0**	**0**	**0**	**0**	**0**	**5.595.354**
402	01	00	00	Productos alimenticios y agropecuarios	649.225	0	0	0	0	0	649.225
402	01	01	00	Alimentos y bebidas para personas	649.225	0	0	0	0	0	649.225
402	03	00	00	Textiles y vestuarios	808.325	0	0	0	0	0	808.325
402	03	01	00	Textiles	1.170	0	0	0	0	0	1.170
402	03	02	00	Prendas de vestir	636.960	0	0	0	0	0	636.960
402	03	03	00	Calzados	170.000	0	0	0	0	0	170.000
402	03	99	00	Otros productos textiles y vestuarios	195	0	0	0	0	0	195
402	04	00	00	Productos de cuero y caucho	1.130.693	0	0	0	0	0	1.130.693
402	04	03	00	Cauchos y tripas para vehículos	1.130.103	0	0	0	0	0	1.130.103
402	04	99	00	Otros productos de cuero y caucho	590	0	0	0	0	0	590
402	05	00	00	Productos de papel, cartón e impresos	431.313	0	0	0	0	0	431.313
402	05	01	00	Pulpa de madera, papel y cartón	153.310	0	0	0	0	0	153.310
402	05	02	00	Envases y cajas de papel y cartón	86	0	0	0	0	0	86
402	05	03	00	Productos de papel y cartón para oficina	140.024	0	0	0	0	0	140.024
402	05	04	00	Libros, revistas y periódicos	11.226	0	0	0	0	0	11.226
402	05	05	00	Material de enseñanza	82.618	0	0	0	0	0	82.618
402	05	06	00	Productos de papel y cartón para computación	9.538	0	0	0	0	0	9.538
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	17.221	0	0	0	0	0	17.221
402	05	99	00	Otros productos de pulpa, papel y cartón	17.290	0	0	0	0	0	17.290
402	06	00	00	Productos químicos y derivados	344.536	0	0	0	0	0	344.536
402	06	03	00	Tintas, pinturas y colorantes	95.750	0	0	0	0	0	95.750
402	06	04	00	Productos farmacéuticos y medicamentos	32.314	0	0	0	0	0	32.314
402	06	05	00	Productos de tocador	15.417	0	0	0	0	0	15.417
402	06	06	00	Combustibles y lubricantes	159.800	0	0	0	0	0	159.800
402	06	08	00	Productos plásticos	41.255	0	0	0	0	0	41.255

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	00	00	Productos minerales no metálicos	5.190	0	0	0	0	0	5.190
402	07	01	00	Productos de barro, loza y porcelana	455	0	0	0	0	0	455
402	07	02	00	Vidrios y productos de vidrio	4.615	0	0	0	0	0	4.615
402	07	99	00	Otros productos minerales no metálicos	120	0	0	0	0	0	120
402	08	00	00	Productos metálicos	1.380.988	0	0	0	0	0	1.380.988
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	180.383	0	0	0	0	0	180.383
402	08	08	00	Material de educación	150	0	0	0	0	0	150
402	08	09	00	Repuestos y accesorios para equipos de transporte	894.625	0	0	0	0	0	894.625
402	08	10	00	Repuestos y accesorios para otros equipos	302.140	0	0	0	0	0	302.140
402	08	99	00	Otros productos metálicos	3.690	0	0	0	0	0	3.690
402	09	00	00	Productos de madera	15.600	0	0	0	0	0	15.600
402	09	02	00	Muebles y accesorios de madera para edificaciones	15.600	0	0	0	0	0	15.600
402	10	00	00	Productos varios y útiles diversos	809.884	0	0	0	0	0	809.884
402	10	01	00	Artículos de deporte, recreación y juguetes	5.887	0	0	0	0	0	5.887
402	10	02	00	Materiales y útiles de limpieza y aseo	72.479	0	0	0	0	0	72.479
402	10	03	00	Utensilios de cocina y comedor	4.433	0	0	0	0	0	4.433
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	87.752	0	0	0	0	0	87.752
402	10	06	00	Condecoraciones, ofrendas y similares	6.500	0	0	0	0	0	6.500
402	10	07	00	Productos de seguridad en el trabajo	35.478	0	0	0	0	0	35.478
402	10	08	00	Materiales para equipos de computación	437.398	0	0	0	0	0	437.398
402	10	09	00	Especies timbradas y valores	2.768	0	0	0	0	0	2.768
402	10	11	00	Materiales eléctricos	98.198	0	0	0	0	0	98.198
402	10	12	00	Materiales para instalaciones sanitarias	30.428	0	0	0	0	0	30.428
402	10	13	00	Materiales fotográficos	9.363	0	0	0	0	0	9.363
402	10	99	00	Otros productos y útiles diversos	19.200	0	0	0	0	0	19.200
402	99	00	00	Otros materiales y suministros	19.600	0	0	0	0	0	19.600
402	99	01	00	Otros materiales y suministros	19.600	0	0	0	0	0	19.600
403	**00**	**00**	**00**	**Servicios no personales**	**12.229.944**	**0**	**0**	**0**	**0**	**0**	**12.229.944**
403	01	00	00	Alquileres de inmuebles	49.975	0	0	0	0	0	49.975

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	01	00	Alquileres de edificios y locales	22.725	0	0	0	0	0	22.725
403	01	02	00	Alquileres de instalaciones culturales y recreativas	27.250	0	0	0	0	0	27.250
403	02	00	00	Alquileres de maquinaria y equipos	1.625	0	0	0	0	0	1.625
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	750	0	0	0	0	0	750
403	02	99	00	Alquileres de otras maquinaria y equipos	875	0	0	0	0	0	875
403	04	00	00	Servicios básicos	923.001	0	0	0	0	0	923.001
403	04	01	00	Electricidad	84.000	0	0	0	0	0	84.000
403	04	03	00	Agua	6.000	0	0	0	0	0	6.000
403	04	04	00	Teléfonos	464.000	0	0	0	0	0	464.000
403	04	05	00	Servicio de comunicaciones	260.000	0	0	0	0	0	260.000
403	04	06	00	Servicio de aseo urbano y domiciliario	9.000	0	0	0	0	0	9.000
403	04	07	00	Servicio de condominio	100.001	0	0	0	0	0	100.001
403	06	00	00	Servicios de transporte y almacenaje	91.500	0	0	0	0	0	91.500
403	06	03	00	Estacionamiento	1.400	0	0	0	0	0	1.400
403	06	04	00	Peaje	200	0	0	0	0	0	200
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	89.900	0	0	0	0	0	89.900
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.668.052	0	0	0	0	0	1.668.052
403	07	01	00	Publicidad y propaganda	644.000	0	0	0	0	0	644.000
403	07	02	00	Imprenta y reproducción	326.502	0	0	0	0	0	326.502
403	07	03	00	Relaciones sociales	337.100	0	0	0	0	0	337.100
403	07	04	00	Avisos	360.450	0	0	0	0	0	360.450
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.315.782	0	0	0	0	0	2.315.782
403	08	01	00	Primas y gastos de seguros	2.309.657	0	0	0	0	0	2.309.657
403	08	02	00	Comisiones y gastos bancarios	6.125	0	0	0	0	0	6.125
403	09	00	00	Viáticos y pasajes	1.479.150	0	0	0	0	0	1.479.150
403	09	01	00	Viáticos y pasajes dentro del pais	1.470.150	0	0	0	0	0	1.470.150
403	09	02	00	Viáticos y pasajes fuera del país	9.000	0	0	0	0	0	9.000
403	10	00	00	Servicios profesionales y técnicos	195.630	0	0	0	0	0	195.630
403	10	07	00	Servicios de capacitación y adiestramiento	96.980	0	0	0	0	0	96.980

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	10	00	Servicios de vigilancia	8.650	0	0	0	0	0	8.650
403	10	99	00	Otros servicios profesionales y técnicos	90.000	0	0	0	0	0	90.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.099.700	0	0	0	0	0	2.099.700
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.995.650	0	0	0	0	0	1.995.650
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	61.250	0	0	0	0	0	61.250
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	42.800	0	0	0	0	0	42.800
403	12	00	00	Conservación y reparaciones menores de obras	68.600	0	0	0	0	0	68.600
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	68.600	0	0	0	0	0	68.600
403	18	00	00	Impuestos indirectos	3.241.229	0	0	0	0	0	3.241.229
403	18	01	00	Impuesto al valor agregado	3.238.229	0	0	0	0	0	3.238.229
403	18	99	00	Otros impuestos indirectos	3.000	0	0	0	0	0	3.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	95.700	0	0	0	0	0	95.700
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	95.700	0	0	0	0	0	95.700
404	**00**	**00**	**00**	**Activos reales**	**15.589.759**	**0**	**0**	**0**	**0**	**0**	**15.589.759**
404	01	00	00	Repuestos y reparaciones mayores	700.000	0	0	0	0	0	700.000
404	01	01	00	Repuestos mayores	400.000	0	0	0	0	0	400.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	400.000	0	0	0	0	0	400.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	300.000	0	0	0	0	0	300.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	300.000	0	0	0	0	0	300.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	95.500	0	0	0	0	0	95.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	95.500	0	0	0	0	0	95.500
404	04	00	00	Equipos de transporte, tracción y elevación	12.201.225	0	0	0	0	0	12.201.225
404	04	01	00	Vehículos automotores terrestres	12.200.000	0	0	0	0	0	12.200.000
404	04	99	00	Otros equipos de transporte, tracción y elevación	1.225	0	0	0	0	0	1.225
404	05	00	00	Equipos de comunicaciones y de señalamiento	203.480	0	0	0	0	0	203.480
404	05	01	00	Equipos de telecomunicaciones	199.980	0	0	0	0	0	199.980
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	3.500	0	0	0	0	0	3.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.625	0	0	0	0	0	2.625

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	2.625	0	0	0	0	0	2.625
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.163.836	0	0	0	0	0	2.163.836
404	09	01	00	Mobiliario y equipos de oficina	212.459	0	0	0	0	0	212.459
404	09	02	00	Equipos de computación	1.771.517	0	0	0	0	0	1.771.517
404	09	03	00	Mobiliario y equipos de alojamiento	178.420	0	0	0	0	0	178.420
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.440	0	0	0	0	0	1.440
404	12	00	00	Activos intangibles	223.093	0	0	0	0	0	223.093
404	12	01	00	Marcas de fábrica y patentes de invención	90.000	0	0	0	0	0	90.000
404	12	04	00	Paquetes y programas de computación	131.500	0	0	0	0	0	131.500
404	12	99	00	Otros activos intangibles	1.593	0	0	0	0	0	1.593
407	**00**	**00**	**00**	**Transferencias y donaciones**	**180.000**	**0**	**0**	**0**	**0**	**0**	**180.000**
407	01	00	00	Transferencias y donaciones corrientes internas	180.000	0	0	0	0	0	180.000
407	01	02	00	Donaciones corrientes internas al sector privado	180.000	0	0	0	0	0	180.000
407	01	02	01	Donaciones corrientes a personas	180.000	0	0	0	0	0	180.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**350.000**	**0**	**0**	**0**	**0**	**0**	**350.000**
411	11	00	00	Obligaciones de ejercicios anteriores	350.000	0	0	0	0	0	350.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	350.000	0	0	0	0	0	350.000
				Totales	**89.000.000**	**0**	**0**	**0**	**0**	**0**	**89.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 410021001 GARANTIZAR EL CUMPLIMIENTO DE LOS COMPROMISOS CONTRACTUALES Y LOS BENEFICIOS SOCIOECONÓMICOS DEL PERSONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.800

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**55.054.943**	0	0	0	0	0	**55.054.943**
401	01	00	00	Sueldos, salarios y otras retribuciones	14.323.701	0	0	0	0	0	14.323.701
401	01	18	00	Remuneraciones al personal contratado	12.831.159	0	0	0	0	0	12.831.159
401	01	29	00	Dietas	50.400	0	0	0	0	0	50.400
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.442.142	0	0	0	0	0	1.442.142
401	03	00	00	Primas	3.938.064	0	0	0	0	0	3.938.064
401	03	37	00	Primas de transporte al personal contratado	2.741.760	0	0	0	0	0	2.741.760
401	03	40	00	Primas de profesionalización al personal contratado	855.980	0	0	0	0	0	855.980
401	03	95	00	Otras primas al personal de alto nivel y de dirección	340.324	0	0	0	0	0	340.324
401	04	00	00	Complementos de sueldos y salarios	7.744.275	0	0	0	0	0	7.744.275
401	04	26	00	Bono compensatorio de alimentación al personal contratado	7.319.025	0	0	0	0	0	7.319.025
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	425.250	0	0	0	0	0	425.250
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.535.942	0	0	0	0	0	5.535.942
401	05	07	00	Aguinaldos al personal contratado	3.859.266	0	0	0	0	0	3.859.266
401	05	08	00	Bono vacacional al personal contratado	918.014	0	0	0	0	0	918.014
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	509.010	0	0	0	0	0	509.010
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	249.652	0	0	0	0	0	249.652
401	06	00	00	Aportes patronales y legales	2.180.035	0	0	0	0	0	2.180.035
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.527.282	0	0	0	0	0	1.527.282
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	226.264	0	0	0	0	0	226.264
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	204.924	0	0	0	0	0	204.924
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	30.359	0	0	0	0	0	30.359
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	191.206	0	0	0	0	0	191.206

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 410021001 GARANTIZAR EL CUMPLIMIENTO DE LOS COMPROMISOS CONTRACTUALES Y LOS BENEFICIOS SOCIOECONÓMICOS DEL PERSONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.800

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	15.865.504	0	0	0	0	0	15.865.504
401	07	33	00	Asistencia socio-económica al personal contratado	14.858.149	0	0	0	0	0	14.858.149
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	182.155	0	0	0	0	0	182.155
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	800.000	0	0	0	0	0	800.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	25.200	0	0	0	0	0	25.200
401	08	00	00	Prestaciones sociales e indemnizaciones	5.467.422	0	0	0	0	0	5.467.422
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	4.997.735	0	0	0	0	0	4.997.735
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	469.687	0	0	0	0	0	469.687
403	**00**	**00**	**00**	**Servicios no personales**	**95.000**	0	0	0	0	0	**95.000**
403	18	00	00	Impuestos indirectos	9.300	0	0	0	0	0	9.300
403	18	01	00	Impuesto al valor agregado	9.300	0	0	0	0	0	9.300
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	85.700	0	0	0	0	0	85.700
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	85.700	0	0	0	0	0	85.700
				Totales	**55.149.943**	0	0	0	0	0	**55.149.943**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 410021002 DESARROLLAR LAS ACTIVIDADES ADMINISTRATIVAS Y LOGÍSTICAS QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO DE LA SUPERINTENDENCIA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 3.500

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**4.490.792**	**0**	**0**	**0**	**0**	**0**	**4.490.792**
402	01	00	00	Productos alimenticios y agropecuarios	467.549	0	0	0	0	0	467.549
402	01	01	00	Alimentos y bebidas para personas	467.549	0	0	0	0	0	467.549
402	03	00	00	Textiles y vestuarios	808.325	0	0	0	0	0	808.325
402	03	01	00	Textiles	1.170	0	0	0	0	0	1.170
402	03	02	00	Prendas de vestir	636.960	0	0	0	0	0	636.960
402	03	03	00	Calzados	170.000	0	0	0	0	0	170.000
402	03	99	00	Otros productos textiles y vestuarios	195	0	0	0	0	0	195
402	04	00	00	Productos de cuero y caucho	666.068	0	0	0	0	0	666.068
402	04	03	00	Cauchos y tripas para vehículos	665.478	0	0	0	0	0	665.478
402	04	99	00	Otros productos de cuero y caucho	590	0	0	0	0	0	590
402	05	00	00	Productos de papel, cartón e impresos	222.862	0	0	0	0	0	222.862
402	05	01	00	Pulpa de madera, papel y cartón	69.125	0	0	0	0	0	69.125
402	05	02	00	Envases y cajas de papel y cartón	86	0	0	0	0	0	86
402	05	03	00	Productos de papel y cartón para oficina	107.380	0	0	0	0	0	107.380
402	05	04	00	Libros, revistas y periódicos	10.570	0	0	0	0	0	10.570
402	05	05	00	Material de enseñanza	7.350	0	0	0	0	0	7.350
402	05	06	00	Productos de papel y cartón para computación	9.538	0	0	0	0	0	9.538
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	12.513	0	0	0	0	0	12.513
402	05	99	00	Otros productos de pulpa, papel y cartón	6.300	0	0	0	0	0	6.300
402	06	00	00	Productos químicos y derivados	252.447	0	0	0	0	0	252.447
402	06	03	00	Tintas, pinturas y colorantes	95.750	0	0	0	0	0	95.750
402	06	04	00	Productos farmacéuticos y medicamentos	21.754	0	0	0	0	0	21.754
402	06	05	00	Productos de tocador	12.950	0	0	0	0	0	12.950

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 410021002 DESARROLLAR LAS ACTIVIDADES ADMINISTRATIVAS Y LOGÍSTICAS QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO DE LA SUPERINTENDENCIA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 3.500

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	90.850	0	0	0	0	0	90.850
402	06	08	00	Productos plásticos	31.143	0	0	0	0	0	31.143
402	07	00	00	Productos minerales no metálicos	2.736	0	0	0	0	0	2.736
402	07	01	00	Productos de barro, loza y porcelana	80	0	0	0	0	0	80
402	07	02	00	Vidrios y productos de vidrio	2.536	0	0	0	0	0	2.536
402	07	99	00	Otros productos minerales no metálicos	120	0	0	0	0	0	120
402	08	00	00	Productos metálicos	1.378.153	0	0	0	0	0	1.378.153
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	180.383	0	0	0	0	0	180.383
402	08	08	00	Material de educación	150	0	0	0	0	0	150
402	08	09	00	Repuestos y accesorios para equipos de transporte	894.625	0	0	0	0	0	894.625
402	08	10	00	Repuestos y accesorios para otros equipos	302.140	0	0	0	0	0	302.140
402	08	99	00	Otros productos metálicos	855	0	0	0	0	0	855
402	09	00	00	Productos de madera	15.600	0	0	0	0	0	15.600
402	09	02	00	Muebles y accesorios de madera para edificaciones	15.600	0	0	0	0	0	15.600
402	10	00	00	Productos varios y útiles diversos	657.452	0	0	0	0	0	657.452
402	10	01	00	Artículos de deporte, recreación y juguetes	5.887	0	0	0	0	0	5.887
402	10	02	00	Materiales y útiles de limpieza y aseo	51.410	0	0	0	0	0	51.410
402	10	03	00	Utensilios de cocina y comedor	2.770	0	0	0	0	0	2.770
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	68.253	0	0	0	0	0	68.253
402	10	06	00	Condecoraciones, ofrendas y similares	6.500	0	0	0	0	0	6.500
402	10	07	00	Productos de seguridad en el trabajo	35.478	0	0	0	0	0	35.478
402	10	08	00	Materiales para equipos de computación	373.310	0	0	0	0	0	373.310
402	10	09	00	Especies timbradas y valores	2.768	0	0	0	0	0	2.768
402	10	11	00	Materiales eléctricos	61.448	0	0	0	0	0	61.448

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 410021002 DESARROLLAR LAS ACTIVIDADES ADMINISTRATIVAS Y LOGÍSTICAS QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO DE LA SUPERINTENDENCIA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 3.500

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	30.428	0	0	0	0	0	30.428
402	10	99	00	Otros productos y útiles diversos	19.200	0	0	0	0	0	19.200
402	99	00	00	Otros materiales y suministros	19.600	0	0	0	0	0	19.600
402	99	01	00	Otros materiales y suministros	19.600	0	0	0	0	0	19.600
403	**00**	**00**	**00**	**Servicios no personales**	**8.203.948**	**0**	**0**	**0**	**0**	0	**8.203.948**
403	01	00	00	Alquileres de inmuebles	35.800	0	0	0	0	0	35.800
403	01	01	00	Alquileres de edificios y locales	18.000	0	0	0	0	0	18.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	17.800	0	0	0	0	0	17.800
403	02	00	00	Alquileres de maquinaria y equipos	1.625	0	0	0	0	0	1.625
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	750	0	0	0	0	0	750
403	02	99	00	Alquileres de otras maquinaria y equipos	875	0	0	0	0	0	875
403	04	00	00	Servicios básicos	923.001	0	0	0	0	0	923.001
403	04	01	00	Electricidad	84.000	0	0	0	0	0	84.000
403	04	03	00	Agua	6.000	0	0	0	0	0	6.000
403	04	04	00	Teléfonos	464.000	0	0	0	0	0	464.000
403	04	05	00	Servicio de comunicaciones	260.000	0	0	0	0	0	260.000
403	04	06	00	Servicio de aseo urbano y domiciliario	9.000	0	0	0	0	0	9.000
403	04	07	00	Servicio de condominio	100.001	0	0	0	0	0	100.001
403	06	00	00	Servicios de transporte y almacenaje	90.600	0	0	0	0	0	90.600
403	06	03	00	Estacionamiento	700	0	0	0	0	0	700
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	89.900	0	0	0	0	0	89.900
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.324.900	0	0	0	0	0	1.324.900
403	07	01	00	Publicidad y propaganda	644.000	0	0	0	0	0	644.000
403	07	02	00	Imprenta y reproducción	245.000	0	0	0	0	0	245.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 410021002 DESARROLLAR LAS ACTIVIDADES ADMINISTRATIVAS Y LOGÍSTICAS QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO DE LA SUPERINTENDENCIA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 3.500

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	253.500	0	0	0	0	0	253.500
403	07	04	00	Avisos	182.400	0	0	0	0	0	182.400
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.797.925	0	0	0	0	0	1.797.925
403	08	01	00	Primas y gastos de seguros	1.791.800	0	0	0	0	0	1.791.800
403	08	02	00	Comisiones y gastos bancarios	6.125	0	0	0	0	0	6.125
403	09	00	00	Viáticos y pasajes	308.400	0	0	0	0	0	308.400
403	09	01	00	Viáticos y pasajes dentro del país	299.400	0	0	0	0	0	299.400
403	09	02	00	Viáticos y pasajes fuera del país	9.000	0	0	0	0	0	9.000
403	10	00	00	Servicios profesionales y técnicos	154.150	0	0	0	0	0	154.150
403	10	07	00	Servicios de capacitación y adiestramiento	67.500	0	0	0	0	0	67.500
403	10	10	00	Servicios de vigilancia	8.650	0	0	0	0	0	8.650
403	10	99	00	Otros servicios profesionales y técnicos	78.000	0	0	0	0	0	78.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.982.450	0	0	0	0	0	1.982.450
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.939.650	0	0	0	0	0	1.939.650
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	42.800	0	0	0	0	0	42.800
403	12	00	00	Conservación y reparaciones menores de obras	68.600	0	0	0	0	0	68.600
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	68.600	0	0	0	0	0	68.600
403	18	00	00	Impuestos indirectos	1.506.497	0	0	0	0	0	1.506.497
403	18	01	00	Impuesto al valor agregado	1.503.497	0	0	0	0	0	1.503.497
403	18	99	00	Otros impuestos indirectos	3.000	0	0	0	0	0	3.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	10.000	0	0	0	0	0	10.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	10.000	0	0	0	0	0	10.000
404	**00**	**00**	**00**	**Activos reales**	**1.371.245**	**0**	**0**	**0**	**0**	**0**	**1.371.245**
404	01	00	00	Repuestos y reparaciones mayores	700.000	0	0	0	0	0	700.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 410021002 DESARROLLAR LAS ACTIVIDADES ADMINISTRATIVAS Y LOGÍSTICAS QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO DE LA SUPERINTENDENCIA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 3.500

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	00	Repuestos mayores	400.000	0	0	0	0	0	400.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	400.000	0	0	0	0	0	400.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	300.000	0	0	0	0	0	300.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	300.000	0	0	0	0	0	300.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	95.500	0	0	0	0	0	95.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	95.500	0	0	0	0	0	95.500
404	04	00	00	Equipos de transporte, tracción y elevación	1.225	0	0	0	0	0	1.225
404	04	99	00	Otros equipos de transporte, tracción y elevación	1.225	0	0	0	0	0	1.225
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.500	0	0	0	0	0	4.500
404	05	01	00	Equipos de telecomunicaciones	1.000	0	0	0	0	0	1.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	3.500	0	0	0	0	0	3.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.625	0	0	0	0	0	2.625
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	2.625	0	0	0	0	0	2.625
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	514.302	0	0	0	0	0	514.302
404	09	01	00	Mobiliario y equipos de oficina	187.502	0	0	0	0	0	187.502
404	09	02	00	Equipos de computación	214.940	0	0	0	0	0	214.940
404	09	03	00	Mobiliario y equipos de alojamiento	110.420	0	0	0	0	0	110.420
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.440	0	0	0	0	0	1.440
404	12	00	00	Activos intangibles	53.093	0	0	0	0	0	53.093
404	12	04	00	Paquetes y programas de computación	51.500	0	0	0	0	0	51.500
404	12	99	00	Otros activos intangibles	1.593	0	0	0	0	0	1.593
407	**00**	**00**	**00**	**Transferencias y donaciones**	**180.000**	**0**	**0**	**0**	**0**	0	**180.000**
407	01	00	00	Transferencias y donaciones corrientes internas	180.000	0	0	0	0	0	180.000
407	01	02	00	Donaciones corrientes internas al sector privado	180.000	0	0	0	0	0	180.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 410021002 DESARROLLAR LAS ACTIVIDADES ADMINISTRATIVAS Y LOGÍSTICAS QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO DE LA SUPERINTENDENCIA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 3.500

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	02	01	Donaciones corrientes a personas	180.000	0	0	0	0	0	180.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**350.000**	**0**	**0**	**0**	**0**	**0**	**350.000**
411	11	00	00	Obligaciones de ejercicios anteriores	350.000	0	0	0	0	0	350.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	350.000	0	0	0	0	0	350.000
				Totales	**14.595.985**	**0**	**0**	**0**	**0**	**0**	**14.595.985**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 410021003 INSPECCIONES A NIVEL NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: GERENCIA NACIONAL DE OPERACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**915.428**	**0**	**0**	**0**	**0**	**0**	**915.428**
402	01	00	00	Productos alimenticios y agropecuarios	97.580	0	0	0	0	0	97.580
402	01	01	00	Alimentos y bebidas para personas	97.580	0	0	0	0	0	97.580
402	04	00	00	Productos de cuero y caucho	464.625	0	0	0	0	0	464.625
402	04	03	00	Cauchos y tripas para vehículos	464.625	0	0	0	0	0	464.625
402	05	00	00	Productos de papel, cartón e impresos	123.561	0	0	0	0	0	123.561
402	05	01	00	Pulpa de madera, papel y cartón	79.940	0	0	0	0	0	79.940
402	05	03	00	Productos de papel y cartón para oficina	27.109	0	0	0	0	0	27.109
402	05	04	00	Libros, revistas y periódicos	656	0	0	0	0	0	656
402	05	05	00	Material de enseñanza	158	0	0	0	0	0	158
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.708	0	0	0	0	0	4.708
402	05	99	00	Otros productos de pulpa, papel y cartón	10.990	0	0	0	0	0	10.990
402	06	00	00	Productos químicos y derivados	81.529	0	0	0	0	0	81.529
402	06	05	00	Productos de tocador	2.467	0	0	0	0	0	2.467
402	06	06	00	Combustibles y lubricantes	68.950	0	0	0	0	0	68.950
402	06	08	00	Productos plásticos	10.112	0	0	0	0	0	10.112
402	07	00	00	Productos minerales no metálicos	2.454	0	0	0	0	0	2.454
402	07	01	00	Productos de barro, loza y porcelana	375	0	0	0	0	0	375
402	07	02	00	Vidrios y productos de vidrio	2.079	0	0	0	0	0	2.079
402	08	00	00	Productos metálicos	2.835	0	0	0	0	0	2.835
402	08	99	00	Otros productos metálicos	2.835	0	0	0	0	0	2.835
402	10	00	00	Productos varios y útiles diversos	142.844	0	0	0	0	0	142.844
402	10	02	00	Materiales y útiles de limpieza y aseo	21.069	0	0	0	0	0	21.069
402	10	03	00	Utensilios de cocina y comedor	1.663	0	0	0	0	0	1.663

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 410021003 INSPECCIONES A NIVEL NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: GERENCIA NACIONAL DE OPERACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.824	0	0	0	0	0	16.824
402	10	08	00	Materiales para equipos de computación	57.175	0	0	0	0	0	57.175
402	10	11	00	Materiales eléctricos	36.750	0	0	0	0	0	36.750
402	10	13	00	Materiales fotográficos	9.363	0	0	0	0	0	9.363
403	**00**	**00**	**00**	**Servicios no personales**	**1.666.678**	**0**	**0**	**0**	**0**	**0**	**1.666.678**
403	01	00	00	Alquileres de inmuebles	4.725	0	0	0	0	0	4.725
403	01	02	00	Alquileres de instalaciones culturales y recreativas	4.725	0	0	0	0	0	4.725
403	06	00	00	Servicios de transporte y almacenaje	900	0	0	0	0	0	900
403	06	03	00	Estacionamiento	700	0	0	0	0	0	700
403	06	04	00	Peaje	200	0	0	0	0	0	200
403	07	00	00	Servicios de información, impresión y relaciones públicas	229.402	0	0	0	0	0	229.402
403	07	02	00	Imprenta y reproducción	29.002	0	0	0	0	0	29.002
403	07	03	00	Relaciones sociales	69.600	0	0	0	0	0	69.600
403	07	04	00	Avisos	130.800	0	0	0	0	0	130.800
403	09	00	00	Viáticos y pasajes	1.129.275	0	0	0	0	0	1.129.275
403	09	01	00	Viáticos y pasajes dentro del país	1.129.275	0	0	0	0	0	1.129.275
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	117.250	0	0	0	0	0	117.250
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	56.000	0	0	0	0	0	56.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	61.250	0	0	0	0	0	61.250
403	18	00	00	Impuestos indirectos	185.126	0	0	0	0	0	185.126
403	18	01	00	Impuesto al valor agregado	185.126	0	0	0	0	0	185.126
404	**00**	**00**	**00**	**Activos reales**	**243.797**	**0**	**0**	**0**	**0**	**0**	**243.797**
404	05	00	00	Equipos de comunicaciones y de señalamiento	40.980	0	0	0	0	0	40.980
404	05	01	00	Equipos de telecomunicaciones	40.980	0	0	0	0	0	40.980

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 410021003 INSPECCIONES A NIVEL NACIONAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: GERENCIA NACIONAL DE OPERACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	202.817	0	0	0	0	0	202.817
404	09	01	00	Mobiliario y equipos de oficina	24.957	0	0	0	0	0	24.957
404	09	02	00	Equipos de computación	109.860	0	0	0	0	0	109.860
404	09	03	00	Mobiliario y equipos de alojamiento	68.000	0	0	0	0	0	68.000
				Totales	2.825.903	0	0	0	0	0	2.825.903

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 410021004 ATENCIÓN INTEGRAL AL CIUDADANO Y A LA COMUNIDAD

UNIDAD DE MEDIDA: MESA **META:** 50

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN AL CIUDADANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**169.766**	**0**	**0**	**0**	**0**	**0**	**169.766**
402	01	00	00	Productos alimenticios y agropecuarios	84.096	0	0	0	0	0	84.096
402	01	01	00	Alimentos y bebidas para personas	84.096	0	0	0	0	0	84.096
402	05	00	00	Productos de papel, cartón e impresos	75.110	0	0	0	0	0	75.110
402	05	05	00	Material de enseñanza	75.110	0	0	0	0	0	75.110
402	06	00	00	Productos químicos y derivados	10.560	0	0	0	0	0	10.560
402	06	04	00	Productos farmacéuticos y medicamentos	10.560	0	0	0	0	0	10.560
403	**00**	**00**	**00**	**Servicios no personales**	**212.469**	**0**	**0**	**0**	**0**	**0**	**212.469**
403	01	00	00	Alquileres de inmuebles	9.450	0	0	0	0	0	9.450
403	01	01	00	Alquileres de edificios y locales	4.725	0	0	0	0	0	4.725
403	01	02	00	Alquileres de instalaciones culturales y recreativas	4.725	0	0	0	0	0	4.725
403	07	00	00	Servicios de información, impresión y relaciones públicas	113.750	0	0	0	0	0	113.750
403	07	02	00	Imprenta y reproducción	52.500	0	0	0	0	0	52.500
403	07	03	00	Relaciones sociales	14.000	0	0	0	0	0	14.000
403	07	04	00	Avisos	47.250	0	0	0	0	0	47.250
403	09	00	00	Viáticos y pasajes	41.475	0	0	0	0	0	41.475
403	09	01	00	Viáticos y pasajes dentro del país	41.475	0	0	0	0	0	41.475
403	10	00	00	Servicios profesionales y técnicos	8.880	0	0	0	0	0	8.880
403	10	07	00	Servicios de capacitación y adiestramiento	8.880	0	0	0	0	0	8.880
403	18	00	00	Impuestos indirectos	38.914	0	0	0	0	0	38.914
403	18	01	00	Impuesto al valor agregado	38.914	0	0	0	0	0	38.914
				Totales	**382.235**	**0**	**0**	**0**	**0**	**0**	**382.235**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 410021005 ACTUALIZACIÓN Y FORTALECIMIENTO DEL SISTEMA INTEGRAL DE CONTROL AGROALIMENTARIO (SICA)

UNIDAD DE MEDIDA: ACTUALIZACIÓN **META:** 8

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**225.372**	**0**	**0**	**0**	**0**	**0**	**225.372**
403	10	00	00	Servicios profesionales y técnicos	18.000	0	0	0	0	0	18.000
403	10	07	00	Servicios de capacitación y adiestramiento	18.000	0	0	0	0	0	18.000
403	18	00	00	Impuestos indirectos	207.372	0	0	0	0	0	207.372
403	18	01	00	Impuesto al valor agregado	207.372	0	0	0	0	0	207.372
404	**00**	**00**	**00**	**Activos reales**	**1.689.717**	**0**	**0**	**0**	**0**	**0**	**1.689.717**
404	05	00	00	Equipos de comunicaciones y de señalamiento	153.000	0	0	0	0	0	153.000
404	05	01	00	Equipos de telecomunicaciones	153.000	0	0	0	0	0	153.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.446.717	0	0	0	0	0	1.446.717
404	09	02	00	Equipos de computación	1.446.717	0	0	0	0	0	1.446.717
404	12	00	00	Activos intangibles	90.000	0	0	0	0	0	90.000
404	12	01	00	Marcas de fábrica y patentes de invención	90.000	0	0	0	0	0	90.000
				Totales	**1.915.089**	**0**	**0**	**0**	**0**	**0**	**1.915.089**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 410021006 FORTALECIMIENTO DE LA ESTADÍSTICA DE LA SADA

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.368**	**0**	**0**	**0**	**0**	**0**	**19.368**
402	05	00	00	Productos de papel, cartón e impresos	9.780	0	0	0	0	0	9.780
402	05	01	00	Pulpa de madera, papel y cartón	4.245	0	0	0	0	0	4.245
402	05	03	00	Productos de papel y cartón para oficina	5.535	0	0	0	0	0	5.535
402	10	00	00	Productos varios y útiles diversos	9.588	0	0	0	0	0	9.588
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.675	0	0	0	0	0	2.675
402	10	08	00	Materiales para equipos de computación	6.913	0	0	0	0	0	6.913
403	**00**	**00**	**00**	**Servicios no personales**	**26.477**	**0**	**0**	**0**	**0**	**0**	**26.477**
403	10	00	00	Servicios profesionales y técnicos	14.600	0	0	0	0	0	14.600
403	10	07	00	Servicios de capacitación y adiestramiento	2.600	0	0	0	0	0	2.600
403	10	99	00	Otros servicios profesionales y técnicos	12.000	0	0	0	0	0	12.000
403	18	00	00	Impuestos indirectos	11.877	0	0	0	0	0	11.877
403	18	01	00	Impuesto al valor agregado	11.877	0	0	0	0	0	11.877
404	**00**	**00**	**00**	**Activos reales**	**85.000**	**0**	**0**	**0**	**0**	**0**	**85.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
404	05	01	00	Equipos de telecomunicaciones	5.000	0	0	0	0	0	5.000
404	12	00	00	Activos intangibles	80.000	0	0	0	0	0	80.000
404	12	04	00	Paquetes y programas de computación	80.000	0	0	0	0	0	80.000
				Totales	**130.845**	**0**	**0**	**0**	**0**	**0**	**130.845**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 117981 410021000 SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS

OBJETIVO DEL PROYECTO: EJERCER LA SUPREMA ADMINISTRACIÓN Y CONTROL DE LOS SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS A TRAVÉS DE LA INSPECCIÓN, SUPERVISIÓN, FISCALIZACIÓN, APLICACIÓN DE NORMAS, EJECUCIÓN DE LOS PLANES Y PROYECTOS, Y OTRAS ACTIVIDADES CONEXAS (PÚBLICOS Y PRIVADOS).

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE SILOS, ALMACENES Y DEPÓSITOS AGRÍCOLAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 410021007 AMPLIACIÓN DE LA FLOTA DE TRANSPORTE PARA LAS ACTIVIDADES DE INSPECCIÓN Y CONTROL

UNIDAD DE MEDIDA: VEHÍCULO **META:** 25

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.800.000**	**0**	**0**	**0**	**0**	**0**	**1.800.000**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	517.857	0	0	0	0	0	517.857
403	08	01	00	Primas y gastos de seguros	517.857	0	0	0	0	0	517.857
403	18	00	00	Impuestos indirectos	1.282.143	0	0	0	0	0	1.282.143
403	18	01	00	Impuesto al valor agregado	1.282.143	0	0	0	0	0	1.282.143
404	**00**	**00**	**00**	**Activos reales**	**12.200.000**	**0**	**0**	**0**	**0**	**0**	**12.200.000**
404	04	00	00	Equipos de transporte, tracción y elevación	12.200.000	0	0	0	0	0	12.200.000
404	04	01	00	Vehículos automotores terrestres	12.200.000	0	0	0	0	0	12.200.000
				Totales	**14.000.000**	**0**	**0**	**0**	**0**	**0**	**14.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS FINANCIEROS PARA ASEGURAR LA EJECUCIÓN DE LA MISIÓN ALIMENTACIÓN

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.134.148.938

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.134.148.938**	**0**	**0**	**0**	**0**	**0**	**3.134.148.938**
407	01	00	00	Transferencias y donaciones corrientes internas	3.106.394.889	0	0	0	0	0	3.106.394.889
407	01	03	00	Transferencias corrientes internas al sector público	3.106.394.889	0	0	0	0	0	3.106.394.889
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	774.237.369	0	0	0	0	0	774.237.369
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.332.157.520	0	0	0	0	0	2.332.157.520
407	03	00	00	Transferencias y donaciones de capital internas	27.754.049	0	0	0	0	0	27.754.049
407	03	03	00	Transferencias de capital internas al sector público	27.754.049	0	0	0	0	0	27.754.049
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	27.754.049	0	0	0	0	0	27.754.049
				Totales	**3.134.148.938**	**0**	**0**	**0**	**0**	**0**	**3.134.148.938**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS FINANCIEROS PARA ASEGURAR LA EJECUCIÓN DE LA MISIÓN ALIMENTACIÓN

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.134.148.938

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.134.148.938**	**0**	**0**	**0**	**0**	**0**	**3.134.148.938**
407	01	00	00	Transferencias y donaciones corrientes internas	3.106.394.889	0	0	0	0	0	3.106.394.889
407	01	03	00	Transferencias corrientes internas al sector público	3.106.394.889	0	0	0	0	0	3.106.394.889
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	774.237.369	0	0	0	0	0	774.237.369
				- A0057 Instituto Nacional de Nutrición (INN)	50.339.194	0	0	0	0	0	50.339.194
				- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	723.898.175	0	0	0	0	0	723.898.175
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.332.157.520	0	0	0	0	0	2.332.157.520
				- A0641 Corporación de Abastecimiento y Servicios Agrícolas, S.A. (LA CASA)	2.332.157.520	0	0	0	0	0	2.332.157.520
407	03	00	00	Transferencias y donaciones de capital internas	27.754.049	0	0	0	0	0	27.754.049
407	03	03	00	Transferencias de capital internas al sector público	27.754.049	0	0	0	0	0	27.754.049
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	27.754.049	0	0	0	0	0	27.754.049
				- A0057 Instituto Nacional de Nutrición (INN)	7.322.907	0	0	0	0	0	7.322.907
				- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	20.431.142	0	0	0	0	0	20.431.142
				Totales	**3.134.148.938**	**0**	**0**	**0**	**0**	**0**	**3.134.148.938**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS FINANCIEROS PARA ASEGURAR LA EJECUCIÓN DE LA MISIÓN ALIMENTACIÓN

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.134.148.938

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 419999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN DE ABASTECIMIENTO Y SERVICIOS AGRÍCOLAS, S.A. (LA CASA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.332.157.520

RESPONSABLE/EJECUTOR: CORPORACIÓN DE ABASTECIMIENTO Y SERVICIOS AGRÍCOLAS S.A.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	00	00	00	**Transferencias y donaciones**	**2.332.157.520**	**0**	**0**	**0**	**0**	**0**	**2.332.157.520**
407	01	00	00	Transferencias y donaciones corrientes internas	2.332.157.520	0	0	0	0	0	2.332.157.520
407	01	03	00	Transferencias corrientes internas al sector público	2.332.157.520	0	0	0	0	0	2.332.157.520
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.332.157.520	0	0	0	0	0	2.332.157.520
				Totales	**2.332.157.520**	**0**	**0**	**0**	**0**	**0**	**2.332.157.520**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PROYECTO: 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS FINANCIEROS PARA ASEGURAR LA EJECUCIÓN DE LA MISIÓN ALIMENTACIÓN

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.134.148.938

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 419999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE NUTRICIÓN (INN)

UNIDAD DE MEDIDA: BOLÍVAR

META: 57.662.101

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE NUTRICIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**57.662.101**	**0**	**0**	**0**	**0**	**0**	**57.662.101**
407	01	00	00	Transferencias y donaciones corrientes internas	50.339.194	0	0	0	0	0	50.339.194
407	01	03	00	Transferencias corrientes internas al sector público	50.339.194	0	0	0	0	0	50.339.194
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	50.339.194	0	0	0	0	0	50.339.194
407	03	00	00	Transferencias y donaciones de capital internas	7.322.907	0	0	0	0	0	7.322.907
407	03	03	00	Transferencias de capital internas al sector público	7.322.907	0	0	0	0	0	7.322.907
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	7.322.907	0	0	0	0	0	7.322.907
				Totales	**57.662.101**	**0**	**0**	**0**	**0**	**0**	**57.662.101**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS FINANCIEROS PARA ASEGURAR LA EJECUCIÓN DE LA MISIÓN ALIMENTACIÓN

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.134.148.938

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 419999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PROGRAMA DE ALIMENTOS ESTRATÉGICOS (FUNDAPROAL)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 744.329.317

RESPONSABLE/EJECUTOR: FUNDACIÓN PROGRAMA DE ALIMENTOS ESTRATÉGICOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**744.329.317**	**0**	**0**	**0**	**0**	**0**	**744.329.317**
407	01	00	00	Transferencias y donaciones corrientes internas	723.898.175	0	0	0	0	0	723.898.175
407	01	03	00	Transferencias corrientes internas al sector público	723.898.175	0	0	0	0	0	723.898.175
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	723.898.175	0	0	0	0	0	723.898.175
407	03	00	00	Transferencias y donaciones de capital internas	20.431.142	0	0	0	0	0	20.431.142
407	03	03	00	Transferencias de capital internas al sector público	20.431.142	0	0	0	0	0	20.431.142
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	20.431.142	0	0	0	0	0	20.431.142
				Totales	**744.329.317**	**0**	**0**	**0**	**0**	**0**	**744.329.317**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**78.800.001**	**0**	**0**	**0**	**0**	**0**	**78.800.001**
401	01	00	00	Sueldos, salarios y otras retribuciones	14.399.069	0	0	0	0	0	14.399.069
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.971.027	0	0	0	0	0	3.971.027
401	01	09	00	Remuneraciones al personal en período de disponibilidad	8.400	0	0	0	0	0	8.400
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.121.538	0	0	0	0	0	2.121.538
401	01	18	00	Remuneraciones al personal contratado	4.380.000	0	0	0	0	0	4.380.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	39.000	0	0	0	0	0	39.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.679.104	0	0	0	0	0	1.679.104
401	01	99	00	Otras retribuciones	2.200.000	0	0	0	0	0	2.200.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	707.940	0	0	0	0	0	707.940
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	335.340	0	0	0	0	0	335.340
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	372.600	0	0	0	0	0	372.600
401	03	00	00	Primas	8.165.378	0	0	0	0	0	8.165.378
401	03	02	00	Primas de transporte a empleados	855.360	0	0	0	0	0	855.360
401	03	04	00	Primas por hijos a empleados	111.108	0	0	0	0	0	111.108
401	03	08	00	Primas de profesionalización a empleados	476.523	0	0	0	0	0	476.523
401	03	09	00	Primas por antigüedad a empleados	488.889	0	0	0	0	0	488.889
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	800.000	0	0	0	0	0	800.000
401	03	17	00	Primas de transporte a obreros	844.800	0	0	0	0	0	844.800
401	03	19	00	Primas por hijos de obreros	190.000	0	0	0	0	0	190.000
401	03	21	00	Primas por antigüedad a obreros	372.778	0	0	0	0	0	372.778
401	03	22	00	Primas de profesionalización a obreros	26.800	0	0	0	0	0	26.800
401	03	37	00	Primas de transporte al personal contratado	1.267.200	0	0	0	0	0	1.267.200
401	03	39	00	Primas por hijos al personal contratado	450.000	0	0	0	0	0	450.000
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	121.920	0	0	0	0	0	121.920
401	03	47	00	Primas al personal de alto nivel y de dirección	2.160.000	0	0	0	0	0	2.160.000
401	04	00	00	Complementos de sueldos y salarios	7.565.600	0	0	0	0	0	7.565.600
401	04	06	00	Complemento a empleados por comisión de servicios	95.000	0	0	0	0	0	95.000
401	04	08	00	Bono compensatorio de alimentación a empleados	1.603.800	0	0	0	0	0	1.603.800
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	100.000	0	0	0	0	0	100.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	1.584.000	0	0	0	0	0	1.584.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.376.000	0	0	0	0	0	2.376.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	24.000	0	0	0	0	0	24.000
401	04	44	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por comisión de servicios	90.000	0	0	0	0	0	90.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	19.800	0	0	0	0	0	19.800
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	95.000	0	0	0	0	0	95.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	990.000	0	0	0	0	0	990.000
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	528.000	0	0	0	0	0	528.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	12.250.607	0	0	0	0	0	12.250.607
401	05	01	00	Aguinaldos a empleados	2.984.764	0	0	0	0	0	2.984.764
401	05	03	00	Bono vacacional a empleados	734.714	0	0	0	0	0	734.714
401	05	04	00	Aguinaldos a obreros	1.622.400	0	0	0	0	0	1.622.400
401	05	06	00	Bono vacacional a obreros	505.653	0	0	0	0	0	505.653
401	05	07	00	Aguinaldos al personal contratado	2.700.000	0	0	0	0	0	2.700.000
401	05	08	00	Bono vacacional al personal contratado	645.600	0	0	0	0	0	645.600
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	46.933	0	0	0	0	0	46.933
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	25.000	0	0	0	0	0	25.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.020.000	0	0	0	0	0	2.020.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	965.543	0	0	0	0	0	965.543
401	06	00	00	Aportes patronales y legales	4.034.193	0	0	0	0	0	4.034.193
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	595.116	0	0	0	0	0	595.116
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	198.372	0	0	0	0	0	198.372
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	132.248	0	0	0	0	0	132.248
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	132.248	0	0	0	0	0	132.248
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	409.579	0	0	0	0	0	409.579
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	136.526	0	0	0	0	0	136.526
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	91.018	0	0	0	0	0	91.018
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	91.018	0	0	0	0	0	91.018
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	697.248	0	0	0	0	0	697.248
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	154.944	0	0	0	0	0	154.944

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	15.207	0	0	0	0	0	15.207
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	5.000	0	0	0	0	0	5.000
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	4.500	0	0	0	0	0	4.500
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	30.000	0	0	0	0	0	30.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	624.000	0	0	0	0	0	624.000
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	202.573	0	0	0	0	0	202.573
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	173.798	0	0	0	0	0	173.798
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	173.798	0	0	0	0	0	173.798
401	06	95	00	Otros aportes legales por personal contratado	167.000	0	0	0	0	0	167.000
401	07	00	00	Asistencia socio-económica	24.742.602	0	0	0	0	0	24.742.602
401	07	02	00	Becas a empleados	232.596	0	0	0	0	0	232.596
401	07	03	00	Ayudas por matrimonio a empleados	6.750	0	0	0	0	0	6.750
401	07	04	00	Ayudas por nacimiento de hijos a empleados	6.750	0	0	0	0	0	6.750
401	07	05	00	Ayudas por defunción a empleados	5.000	0	0	0	0	0	5.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	150.000	0	0	0	0	0	150.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	991.860	0	0	0	0	0	991.860
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.975.508	0	0	0	0	0	2.975.508
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	398.722	0	0	0	0	0	398.722
401	07	10	00	Dotación de uniformes a empleados	394.700	0	0	0	0	0	394.700
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	390.390	0	0	0	0	0	390.390
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	208.824	0	0	0	0	0	208.824
401	07	18	00	Becas a obreros	351.000	0	0	0	0	0	351.000
401	07	19	00	Ayudas por matrimonio de obreros	6.750	0	0	0	0	0	6.750
401	07	20	00	Ayudas por nacimiento de hijos de obreros	11.000	0	0	0	0	0	11.000
401	07	21	00	Ayudas por defunción a obreros	5.000	0	0	0	0	0	5.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	150.000	0	0	0	0	0	150.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	682.632	0	0	0	0	0	682.632
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	3.222.132	0	0	0	0	0	3.222.132
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	296.324	0	0	0	0	0	296.324

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	26	00	Dotación de uniformes a obreros	693.000	0	0	0	0	0	693.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	240.240	0	0	0	0	0	240.240
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	212.745	0	0	0	0	0	212.745
401	07	33	00	Asistencia socio-económica al personal contratado	8.468.704	0	0	0	0	0	8.468.704
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	2.700	0	0	0	0	0	2.700
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	2.700	0	0	0	0	0	2.700
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	150.000	0	0	0	0	0	150.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	28.000	0	0	0	0	0	28.000
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	65.000	0	0	0	0	0	65.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.700	0	0	0	0	0	2.700
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.700	0	0	0	0	0	2.700
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	150.000	0	0	0	0	0	150.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.303.483	0	0	0	0	0	1.303.483
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.534.692	0	0	0	0	0	2.534.692
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	400.000	0	0	0	0	0	400.000
401	08	00	00	Prestaciones sociales e indemnizaciones	6.934.612	0	0	0	0	0	6.934.612
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.122.499	0	0	0	0	0	2.122.499
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.202.500	0	0	0	0	0	1.202.500
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.794.000	0	0	0	0	0	1.794.000
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	0	50.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.765.613	0	0	0	0	0	1.765.613
403	**00**	**00**	**00**	**Servicios no personales**	**1.199.999**	**0**	**0**	**0**	**0**	**0**	**1.199.999**
403	10	00	00	Servicios profesionales y técnicos	550.000	0	0	0	0	0	550.000
403	10	07	00	Servicios de capacitación y adiestramiento	550.000	0	0	0	0	0	550.000
403	18	00	00	Impuestos indirectos	349.999	0	0	0	0	0	349.999
403	18	01	00	Impuesto al valor agregado	349.999	0	0	0	0	0	349.999
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	300.000	0	0	0	0	0	300.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	300.000	0	0	0	0	0	300.000
				Totales	**80.000.000**	**0**	**0**	**0**	**0**	**0**	**80.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 410001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**78.800.001**	**0**	**0**	**0**	**0**	**0**	**78.800.001**
401	01	00	00	Sueldos, salarios y otras retribuciones	14.399.069	0	0	0	0	0	14.399.069
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.971.027	0	0	0	0	0	3.971.027
401	01	09	00	Remuneraciones al personal en período de disponibilidad	8.400	0	0	0	0	0	8.400
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.121.538	0	0	0	0	0	2.121.538
401	01	18	00	Remuneraciones al personal contratado	4.380.000	0	0	0	0	0	4.380.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	39.000	0	0	0	0	0	39.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.679.104	0	0	0	0	0	1.679.104
401	01	99	00	Otras retribuciones	2.200.000	0	0	0	0	0	2.200.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	707.940	0	0	0	0	0	707.940
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	335.340	0	0	0	0	0	335.340
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	372.600	0	0	0	0	0	372.600
401	03	00	00	Primas	8.165.378	0	0	0	0	0	8.165.378
401	03	02	00	Primas de transporte a empleados	855.360	0	0	0	0	0	855.360
401	03	04	00	Primas por hijos a empleados	111.108	0	0	0	0	0	111.108
401	03	08	00	Primas de profesionalización a empleados	476.523	0	0	0	0	0	476.523
401	03	09	00	Primas por antigüedad a empleados	488.889	0	0	0	0	0	488.889
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	800.000	0	0	0	0	0	800.000
401	03	17	00	Primas de transporte a obreros	844.800	0	0	0	0	0	844.800
401	03	19	00	Primas por hijos de obreros	190.000	0	0	0	0	0	190.000
401	03	21	00	Primas por antigüedad a obreros	372.778	0	0	0	0	0	372.778
401	03	22	00	Primas de profesionalización a obreros	26.800	0	0	0	0	0	26.800
401	03	37	00	Primas de transporte al personal contratado	1.267.200	0	0	0	0	0	1.267.200
401	03	39	00	Primas por hijos al personal contratado	450.000	0	0	0	0	0	450.000
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	121.920	0	0	0	0	0	121.920
401	03	47	00	Primas al personal de alto nivel y de dirección	2.160.000	0	0	0	0	0	2.160.000
401	04	00	00	Complementos de sueldos y salarios	7.565.600	0	0	0	0	0	7.565.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 410001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	06	00	Complemento a empleados por comisión de servicios	95.000	0	0	0	0	0	95.000
401	04	08	00	Bono compensatorio de alimentación a empleados	1.603.800	0	0	0	0	0	1.603.800
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	100.000	0	0	0	0	0	100.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	60.000	0	0	0	0	0	60.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.584.000	0	0	0	0	0	1.584.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.376.000	0	0	0	0	0	2.376.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	24.000	0	0	0	0	0	24.000
401	04	44	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por comisión de servicios	90.000	0	0	0	0	0	90.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	19.800	0	0	0	0	0	19.800
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	95.000	0	0	0	0	0	95.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	990.000	0	0	0	0	0	990.000
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	528.000	0	0	0	0	0	528.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	12.250.607	0	0	0	0	0	12.250.607
401	05	01	00	Aguinaldos a empleados	2.984.764	0	0	0	0	0	2.984.764
401	05	03	00	Bono vacacional a empleados	734.714	0	0	0	0	0	734.714
401	05	04	00	Aguinaldos a obreros	1.622.400	0	0	0	0	0	1.622.400
401	05	06	00	Bono vacacional a obreros	505.653	0	0	0	0	0	505.653
401	05	07	00	Aguinaldos al personal contratado	2.700.000	0	0	0	0	0	2.700.000
401	05	08	00	Bono vacacional al personal contratado	645.600	0	0	0	0	0	645.600
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	46.933	0	0	0	0	0	46.933
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	25.000	0	0	0	0	0	25.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.020.000	0	0	0	0	0	2.020.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	965.543	0	0	0	0	0	965.543
401	06	00	00	Aportes patronales y legales	4.034.193	0	0	0	0	0	4.034.193
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	595.116	0	0	0	0	0	595.116
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	198.372	0	0	0	0	0	198.372

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **ACCIÓN CENTRALIZADA:** 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 410001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	132.248	0	0	0	0	0	132.248
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	132.248	0	0	0	0	0	132.248
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	409.579	0	0	0	0	0	409.579
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	136.526	0	0	0	0	0	136.526
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	91.018	0	0	0	0	0	91.018
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	91.018	0	0	0	0	0	91.018
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	697.248	0	0	0	0	0	697.248
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	154.944	0	0	0	0	0	154.944
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	15.207	0	0	0	0	0	15.207
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	5.000	0	0	0	0	0	5.000
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	4.500	0	0	0	0	0	4.500
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	30.000	0	0	0	0	0	30.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	624.000	0	0	0	0	0	624.000
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	202.573	0	0	0	0	0	202.573
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	173.798	0	0	0	0	0	173.798
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	173.798	0	0	0	0	0	173.798
401	06	95	00	Otros aportes legales por personal contratado	167.000	0	0	0	0	0	167.000
401	07	00	00	Asistencia socio-económica	24.742.602	0	0	0	0	0	24.742.602
401	07	02	00	Becas a empleados	232.596	0	0	0	0	0	232.596
401	07	03	00	Ayudas por matrimonio a empleados	6.750	0	0	0	0	0	6.750
401	07	04	00	Ayudas por nacimiento de hijos a empleados	6.750	0	0	0	0	0	6.750
401	07	05	00	Ayudas por defunción a empleados	5.000	0	0	0	0	0	5.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	150.000	0	0	0	0	0	150.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	991.860	0	0	0	0	0	991.860
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.975.508	0	0	0	0	0	2.975.508

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 410001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	398.722	0	0	0	0	0	398.722
401	07	10	00	Dotación de uniformes a empleados	394.700	0	0	0	0	0	394.700
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	390.390	0	0	0	0	0	390.390
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	208.824	0	0	0	0	0	208.824
401	07	18	00	Becas a obreros	351.000	0	0	0	0	0	351.000
401	07	19	00	Ayudas por matrimonio de obreros	6.750	0	0	0	0	0	6.750
401	07	20	00	Ayudas por nacimiento de hijos de obreros	11.000	0	0	0	0	0	11.000
401	07	21	00	Ayudas por defunción a obreros	5.000	0	0	0	0	0	5.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	150.000	0	0	0	0	0	150.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	682.632	0	0	0	0	0	682.632
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	3.222.132	0	0	0	0	0	3.222.132
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	296.324	0	0	0	0	0	296.324
401	07	26	00	Dotación de uniformes a obreros	693.000	0	0	0	0	0	693.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	240.240	0	0	0	0	0	240.240
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	212.745	0	0	0	0	0	212.745
401	07	33	00	Asistencia socio-económica al personal contratado	8.468.704	0	0	0	0	0	8.468.704
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	2.700	0	0	0	0	0	2.700
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	2.700	0	0	0	0	0	2.700
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	150.000	0	0	0	0	0	150.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	28.000	0	0	0	0	0	28.000
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	65.000	0	0	0	0	0	65.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.700	0	0	0	0	0	2.700
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.700	0	0	0	0	0	2.700
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	150.000	0	0	0	0	0	150.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.303.483	0	0	0	0	0	1.303.483

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 410001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.534.692	0	0	0	0	0	2.534.692
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	400.000	0	0	0	0	0	400.000
401	08	00	00	Prestaciones sociales e indemnizaciones	6.934.612	0	0	0	0	0	6.934.612
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.122.499	0	0	0	0	0	2.122.499
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.202.500	0	0	0	0	0	1.202.500
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.794.000	0	0	0	0	0	1.794.000
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	0	50.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.765.613	0	0	0	0	0	1.765.613
403	**00**	**00**	**00**	**Servicios no personales**	**1.199.999**	**0**	**0**	**0**	**0**	**0**	**1.199.999**
403	10	00	00	Servicios profesionales y técnicos	550.000	0	0	0	0	0	550.000
403	10	07	00	Servicios de capacitación y adiestramiento	550.000	0	0	0	0	0	550.000
403	18	00	00	Impuestos indirectos	349.999	0	0	0	0	0	349.999
403	18	01	00	Impuesto al valor agregado	349.999	0	0	0	0	0	349.999
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	300.000	0	0	0	0	0	300.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	300.000	0	0	0	0	0	300.000
				Totales	**80.000.000**	**0**	**0**	**0**	**0**	**0**	**80.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **ACCIÓN CENTRALIZADA:** 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**6.412.885**	**0**	**0**	**0**	**0**	**0**	**6.412.885**
402	01	00	00	Productos alimenticios y agropecuarios	406.200	0	0	0	0	0	406.200
402	01	01	00	Alimentos y bebidas para personas	400.000	0	0	0	0	0	400.000
402	01	99	00	Otros productos alimenticios y agropecuarios	6.200	0	0	0	0	0	6.200
402	02	00	00	Productos de minas, canteras y yacimientos	18.600	0	0	0	0	0	18.600
402	02	05	00	Piedra, arcilla, arena y tierra	18.600	0	0	0	0	0	18.600
402	03	00	00	Textiles y vestuarios	330.800	0	0	0	0	0	330.800
402	03	01	00	Textiles	31.000	0	0	0	0	0	31.000
402	03	02	00	Prendas de vestir	275.000	0	0	0	0	0	275.000
402	03	03	00	Calzados	12.400	0	0	0	0	0	12.400
402	03	99	00	Otros productos textiles y vestuarios	12.400	0	0	0	0	0	12.400
402	04	00	00	Productos de cuero y caucho	595.820	0	0	0	0	0	595.820
402	04	03	00	Cauchos y tripas para vehículos	580.320	0	0	0	0	0	580.320
402	04	99	00	Otros productos de cuero y caucho	15.500	0	0	0	0	0	15.500
402	05	00	00	Productos de papel, cartón e impresos	938.260	0	0	0	0	0	938.260
402	05	01	00	Pulpa de madera, papel y cartón	93.000	0	0	0	0	0	93.000
402	05	02	00	Envases y cajas de papel y cartón	12.400	0	0	0	0	0	12.400
402	05	03	00	Productos de papel y cartón para oficina	800.000	0	0	0	0	0	800.000
402	05	04	00	Libros, revistas y periódicos	4.960	0	0	0	0	0	4.960
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	9.300	0	0	0	0	0	9.300
402	05	99	00	Otros productos de pulpa, papel y cartón	18.600	0	0	0	0	0	18.600
402	06	00	00	Productos químicos y derivados	848.730	0	0	0	0	0	848.730
402	06	01	00	Sustancias químicas y de uso industrial	1.860	0	0	0	0	0	1.860
402	06	03	00	Tintas, pinturas y colorantes	400.000	0	0	0	0	0	400.000
402	06	04	00	Productos farmacéuticos y medicamentos	6.200	0	0	0	0	0	6.200
402	06	06	00	Combustibles y lubricantes	15.500	0	0	0	0	0	15.500
402	06	08	00	Productos plásticos	412.770	0	0	0	0	0	412.770
402	06	99	00	Otros productos de la industria química y conexos	12.400	0	0	0	0	0	12.400
402	07	00	00	Productos minerales no metálicos	34.100	0	0	0	0	0	34.100
402	07	04	00	Cemento, cal y yeso	31.000	0	0	0	0	0	31.000
402	07	99	00	Otros productos minerales no metálicos	3.100	0	0	0	0	0	3.100
402	08	00	00	Productos metálicos	468.255	0	0	0	0	0	468.255
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	310.000	0	0	0	0	0	310.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **ACCIÓN CENTRALIZADA:** 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	138.900	0	0	0	0	0	138.900
402	08	99	00	Otros productos metálicos	19.355	0	0	0	0	0	19.355
402	09	00	00	Productos de madera	9.300	0	0	0	0	0	9.300
402	09	01	00	Productos primarios de madera	9.300	0	0	0	0	0	9.300
402	10	00	00	Productos varios y útiles diversos	2.667.420	0	0	0	0	0	2.667.420
402	10	01	00	Artículos de deporte, recreación y juguetes	78.600	0	0	0	0	0	78.600
402	10	02	00	Materiales y útiles de limpieza y aseo	371.020	0	0	0	0	0	371.020
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	224.000	0	0	0	0	0	224.000
402	10	06	00	Condecoraciones, ofrendas y similares	174.800	0	0	0	0	0	174.800
402	10	07	00	Productos de seguridad en el trabajo	511.000	0	0	0	0	0	511.000
402	10	08	00	Materiales para equipos de computación	1.000.000	0	0	0	0	0	1.000.000
402	10	11	00	Materiales eléctricos	124.000	0	0	0	0	0	124.000
402	10	12	00	Materiales para instalaciones sanitarias	174.000	0	0	0	0	0	174.000
402	10	99	00	Otros productos y útiles diversos	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	95.400	0	0	0	0	0	95.400
402	99	01	00	Otros materiales y suministros	95.400	0	0	0	0	0	95.400
403	**00**	**00**	**00**	**Servicios no personales**	**53.344.080**	**0**	**0**	**0**	**0**	**0**	**53.344.080**
403	01	00	00	Alquileres de inmuebles	220.900	0	0	0	0	0	220.900
403	01	01	00	Alquileres de edificios y locales	21.700	0	0	0	0	0	21.700
403	01	02	00	Alquileres de instalaciones culturales y recreativas	199.200	0	0	0	0	0	199.200
403	02	00	00	Alquileres de maquinaria y equipos	55.800	0	0	0	0	0	55.800
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	18.600	0	0	0	0	0	18.600
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	9.300	0	0	0	0	0	9.300
403	02	99	00	Alquileres de otras maquinaria y equipos	27.900	0	0	0	0	0	27.900
403	04	00	00	Servicios básicos	3.459.522	0	0	0	0	0	3.459.522
403	04	01	00	Electricidad	850.000	0	0	0	0	0	850.000
403	04	02	00	Gas	10.000	0	0	0	0	0	10.000
403	04	03	00	Agua	130.000	0	0	0	0	0	130.000
403	04	04	00	Teléfonos	1.288.000	0	0	0	0	0	1.288.000
403	04	05	00	Servicio de comunicaciones	1.000.000	0	0	0	0	0	1.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	171.522	0	0	0	0	0	171.522
403	04	07	00	Servicio de condominio	10.000	0	0	0	0	0	10.000
403	06	00	00	Servicios de transporte y almacenaje	17.980	0	0	0	0	0	17.980

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **ACCIÓN CENTRALIZADA:** 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	01	00	Fletes y embalajes	3.100	0	0	0	0	0	3.100
403	06	02	00	Almacenaje	3.100	0	0	0	0	0	3.100
403	06	03	00	Estacionamiento	4.030	0	0	0	0	0	4.030
403	06	04	00	Peaje	2.170	0	0	0	0	0	2.170
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.580	0	0	0	0	0	5.580
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.185.000	0	0	0	0	0	7.185.000
403	07	01	00	Publicidad y propaganda	935.000	0	0	0	0	0	935.000
403	07	02	00	Imprenta y reproducción	800.000	0	0	0	0	0	800.000
403	07	03	00	Relaciones sociales	5.000.000	0	0	0	0	0	5.000.000
403	07	04	00	Avisos	450.000	0	0	0	0	0	450.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.325.000	0	0	0	0	0	1.325.000
403	08	01	00	Primas y gastos de seguros	1.300.000	0	0	0	0	0	1.300.000
403	08	02	00	Comisiones y gastos bancarios	15.000	0	0	0	0	0	15.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	1.470.000	0	0	0	0	0	1.470.000
403	09	01	00	Viáticos y pasajes dentro del país	1.200.000	0	0	0	0	0	1.200.000
403	09	02	00	Viáticos y pasajes fuera del país	270.000	0	0	0	0	0	270.000
403	10	00	00	Servicios profesionales y técnicos	475.880	0	0	0	0	0	475.880
403	10	01	00	Servicios jurídicos	3.720	0	0	0	0	0	3.720
403	10	03	00	Servicios de procesamiento de datos	75.000	0	0	0	0	0	75.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	21.700	0	0	0	0	0	21.700
403	10	09	00	Servicios de lavandería y tintorería	11.160	0	0	0	0	0	11.160
403	10	10	00	Servicios de vigilancia	6.200	0	0	0	0	0	6.200
403	10	11	00	Servicios para la elaboración y suministro de comida	3.100	0	0	0	0	0	3.100
403	10	99	00	Otros servicios profesionales y técnicos	355.000	0	0	0	0	0	355.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.152.258	0	0	0	0	0	4.152.258
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.890.000	0	0	0	0	0	1.890.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.162.258	0	0	0	0	0	1.162.258
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	900.000	0	0	0	0	0	900.000
403	12	00	00	Conservación y reparaciones menores de obras	24.705.000	0	0	0	0	0	24.705.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	24.205.000	0	0	0	0	0	24.205.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	500.000	0	0	0	0	0	500.000
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.400.000	0	0	0	0	0	1.400.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.400.000	0	0	0	0	0	1.400.000
403	18	00	00	Impuestos indirectos	8.276.740	0	0	0	0	0	8.276.740
403	18	01	00	Impuesto al valor agregado	8.274.740	0	0	0	0	0	8.274.740
403	18	99	00	Otros impuestos indirectos	2.000	0	0	0	0	0	2.000
403	99	00	00	Otros servicios no personales	595.000	0	0	0	0	0	595.000
403	99	01	00	Otros servicios no personales	595.000	0	0	0	0	0	595.000
404	**00**	**00**	**00**	**Activos reales**	**16.965.387**	**0**	**0**	**0**	**0**	**0**	**16.965.387**
404	01	00	00	Repuestos y reparaciones mayores	2.868.500	0	0	0	0	0	2.868.500
404	01	01	00	Repuestos mayores	1.238.000	0	0	0	0	0	1.238.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	619.000	0	0	0	0	0	619.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	400.000	0	0	0	0	0	400.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	4.000	0	0	0	0	0	4.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	45.000	0	0	0	0	0	45.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	140.000	0	0	0	0	0	140.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.630.500	0	0	0	0	0	1.630.500
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	7.000	0	0	0	0	0	7.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.550.000	0	0	0	0	0	1.550.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	3.500	0	0	0	0	0	3.500
404	01	02	05	Reparaciones mayores de equipos científicos, religiosos, de enseñanza y recreación	40.000	0	0	0	0	0	40.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	04	00	00	Equipos de transporte, tracción y elevación	3.046.000	0	0	0	0	0	3.046.000
404	04	01	00	Vehículos automotores terrestres	3.046.000	0	0	0	0	0	3.046.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.661.000	0	0	0	0	0	2.661.000
404	05	01	00	Equipos de telecomunicaciones	2.661.000	0	0	0	0	0	2.661.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	306.692	0	0	0	0	0	306.692
404	07	02	00	Equipos de enseñanza, deporte y recreación	206.692	0	0	0	0	0	206.692

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **ACCIÓN CENTRALIZADA:** 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.965.000	0	0	0	0	0	6.965.000
404	09	01	00	Mobiliario y equipos de oficina	1.250.000	0	0	0	0	0	1.250.000
404	09	02	00	Equipos de computación	3.715.000	0	0	0	0	0	3.715.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.000.000	0	0	0	0	0	2.000.000
404	12	00	00	Activos intangibles	1.031.395	0	0	0	0	0	1.031.395
404	12	04	00	Paquetes y programas de computación	1.031.395	0	0	0	0	0	1.031.395
404	99	00	00	Otros activos reales	86.800	0	0	0	0	0	86.800
404	99	01	00	Otros activos reales	86.800	0	0	0	0	0	86.800
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.075.299.765**	**0**	**0**	**0**	**0**	**0**	**1.075.299.765**
407	01	00	00	Transferencias y donaciones corrientes internas	1.062.469.765	0	0	0	0	0	1.062.469.765
407	01	02	00	Donaciones corrientes internas al sector privado	3.109.248	0	0	0	0	0	3.109.248
407	01	02	01	Donaciones corrientes a personas	3.000.000	0	0	0	0	0	3.000.000
407	01	02	02	Donaciones corrientes a instituciones sin fines de lucro	109.248	0	0	0	0	0	109.248
407	01	03	00	Transferencias corrientes internas al sector público	1.059.360.517	0	0	0	0	0	1.059.360.517
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.059.360.517	0	0	0	0	0	1.059.360.517
407	03	00	00	Transferencias y donaciones de capital internas	12.830.000	0	0	0	0	0	12.830.000
407	03	03	00	Transferencias de capital internas al sector público	12.830.000	0	0	0	0	0	12.830.000
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	12.830.000	0	0	0	0	0	12.830.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**168.400**	**0**	**0**	**0**	**0**	**0**	**168.400**
411	11	00	00	Obligaciones de ejercicios anteriores	168.400	0	0	0	0	0	168.400
411	11	04	00	Compromisos pendientes de ejercicios anteriores	168.400	0	0	0	0	0	168.400
				Totales	**1.152.190.517**	**0**	**0**	**0**	**0**	**0**	**1.152.190.517**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **ACCIÓN CENTRALIZADA:** 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.072.299.765**	**0**	**0**	**0**	**0**	**0**	**1.072.299.765**
407	01	00	00	Transferencias y donaciones corrientes internas	1.059.469.765	0	0	0	0	0	1.059.469.765
407	01	02	00	Donaciones corrientes internas al sector privado	109.248	0	0	0	0	0	109.248
407	01	02	02	Donaciones corrientes a instituciones sin fines de lucro	109.248	0	0	0	0	0	109.248
				- S0959 Subsidios Eventuales Diversos	109.248	0	0	0	0	0	109.248
407	01	03	00	Transferencias corrientes internas al sector público	1.059.360.517	0	0	0	0	0	1.059.360.517
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.059.360.517	0	0	0	0	0	1.059.360.517
				- A0057 Instituto Nacional de Nutrición (INN)	805.657.899	0	0	0	0	0	805.657.899
				- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	253.702.618	0	0	0	0	0	253.702.618
407	03	00	00	Transferencias y donaciones de capital internas	12.830.000	0	0	0	0	0	12.830.000
407	03	03	00	Transferencias de capital internas al sector público	12.830.000	0	0	0	0	0	12.830.000
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	12.830.000	0	0	0	0	0	12.830.000
				- A0057 Instituto Nacional de Nutrición (INN)	3.680.000	0	0	0	0	0	3.680.000
				- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	9.150.000	0	0	0	0	0	9.150.000
				Totales	**1.072.299.765**	**0**	**0**	**0**	**0**	**0**	**1.072.299.765**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **ACCIÓN CENTRALIZADA:** 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 410002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.412.885**	**0**	**0**	**0**	**0**	**0**	**6.412.885**
402	01	00	00	Productos alimenticios y agropecuarios	406.200	0	0	0	0	0	406.200
402	01	01	00	Alimentos y bebidas para personas	400.000	0	0	0	0	0	400.000
402	01	99	00	Otros productos alimenticios y agropecuarios	6.200	0	0	0	0	0	6.200
402	02	00	00	Productos de minas, canteras y yacimientos	18.600	0	0	0	0	0	18.600
402	02	05	00	Piedra, arcilla, arena y tierra	18.600	0	0	0	0	0	18.600
402	03	00	00	Textiles y vestuarios	330.800	0	0	0	0	0	330.800
402	03	01	00	Textiles	31.000	0	0	0	0	0	31.000
402	03	02	00	Prendas de vestir	275.000	0	0	0	0	0	275.000
402	03	03	00	Calzados	12.400	0	0	0	0	0	12.400
402	03	99	00	Otros productos textiles y vestuarios	12.400	0	0	0	0	0	12.400
402	04	00	00	Productos de cuero y caucho	595.820	0	0	0	0	0	595.820
402	04	03	00	Cauchos y tripas para vehículos	580.320	0	0	0	0	0	580.320
402	04	99	00	Otros productos de cuero y caucho	15.500	0	0	0	0	0	15.500
402	05	00	00	Productos de papel, cartón e impresos	938.260	0	0	0	0	0	938.260
402	05	01	00	Pulpa de madera, papel y cartón	93.000	0	0	0	0	0	93.000
402	05	02	00	Envases y cajas de papel y cartón	12.400	0	0	0	0	0	12.400
402	05	03	00	Productos de papel y cartón para oficina	800.000	0	0	0	0	0	800.000
402	05	04	00	Libros, revistas y periódicos	4.960	0	0	0	0	0	4.960
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	9.300	0	0	0	0	0	9.300
402	05	99	00	Otros productos de pulpa, papel y cartón	18.600	0	0	0	0	0	18.600
402	06	00	00	Productos químicos y derivados	848.730	0	0	0	0	0	848.730
402	06	01	00	Sustancias químicas y de uso industrial	1.860	0	0	0	0	0	1.860
402	06	03	00	Tintas, pinturas y colorantes	400.000	0	0	0	0	0	400.000
402	06	04	00	Productos farmacéuticos y medicamentos	6.200	0	0	0	0	0	6.200
402	06	06	00	Combustibles y lubricantes	15.500	0	0	0	0	0	15.500
402	06	08	00	Productos plásticos	412.770	0	0	0	0	0	412.770
402	06	99	00	Otros productos de la industria química y conexos	12.400	0	0	0	0	0	12.400

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **ACCIÓN CENTRALIZADA:** 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 410002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	00	00	Productos minerales no metálicos	34.100	0	0	0	0	0	34.100
402	07	04	00	Cemento, cal y yeso	31.000	0	0	0	0	0	31.000
402	07	99	00	Otros productos minerales no metálicos	3.100	0	0	0	0	0	3.100
402	08	00	00	Productos metálicos	468.255	0	0	0	0	0	468.255
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	310.000	0	0	0	0	0	310.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	138.900	0	0	0	0	0	138.900
402	08	99	00	Otros productos metálicos	19.355	0	0	0	0	0	19.355
402	09	00	00	Productos de madera	9.300	0	0	0	0	0	9.300
402	09	01	00	Productos primarios de madera	9.300	0	0	0	0	0	9.300
402	10	00	00	Productos varios y útiles diversos	2.667.420	0	0	0	0	0	2.667.420
402	10	01	00	Artículos de deporte, recreación y juguetes	78.600	0	0	0	0	0	78.600
402	10	02	00	Materiales y útiles de limpieza y aseo	371.020	0	0	0	0	0	371.020
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	224.000	0	0	0	0	0	224.000
402	10	06	00	Condecoraciones, ofrendas y similares	174.800	0	0	0	0	0	174.800
402	10	07	00	Productos de seguridad en el trabajo	511.000	0	0	0	0	0	511.000
402	10	08	00	Materiales para equipos de computación	1.000.000	0	0	0	0	0	1.000.000
402	10	11	00	Materiales eléctricos	124.000	0	0	0	0	0	124.000
402	10	12	00	Materiales para instalaciones sanitarias	174.000	0	0	0	0	0	174.000
402	10	99	00	Otros productos y útiles diversos	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	95.400	0	0	0	0	0	95.400
402	99	01	00	Otros materiales y suministros	95.400	0	0	0	0	0	95.400
403	**00**	**00**	**00**	**Servicios no personales**	**53.344.080**	**0**	**0**	**0**	**0**	**0**	**53.344.080**
403	01	00	00	Alquileres de inmuebles	220.900	0	0	0	0	0	220.900
403	01	01	00	Alquileres de edificios y locales	21.700	0	0	0	0	0	21.700
403	01	02	00	Alquileres de instalaciones culturales y recreativas	199.200	0	0	0	0	0	199.200
403	02	00	00	Alquileres de maquinaria y equipos	55.800	0	0	0	0	0	55.800
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	18.600	0	0	0	0	0	18.600
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	9.300	0	0	0	0	0	9.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **ACCIÓN CENTRALIZADA:** 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 410002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	99	00	Alquileres de otras maquinaria y equipos	27.900	0	0	0	0	0	27.900
403	04	00	00	Servicios básicos	3.459.522	0	0	0	0	0	3.459.522
403	04	01	00	Electricidad	850.000	0	0	0	0	0	850.000
403	04	02	00	Gas	10.000	0	0	0	0	0	10.000
403	04	03	00	Agua	130.000	0	0	0	0	0	130.000
403	04	04	00	Teléfonos	1.288.000	0	0	0	0	0	1.288.000
403	04	05	00	Servicio de comunicaciones	1.000.000	0	0	0	0	0	1.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	171.522	0	0	0	0	0	171.522
403	04	07	00	Servicio de condominio	10.000	0	0	0	0	0	10.000
403	06	00	00	Servicios de transporte y almacenaje	17.980	0	0	0	0	0	17.980
403	06	01	00	Fletes y embalajes	3.100	0	0	0	0	0	3.100
403	06	02	00	Almacenaje	3.100	0	0	0	0	0	3.100
403	06	03	00	Estacionamiento	4.030	0	0	0	0	0	4.030
403	06	04	00	Peaje	2.170	0	0	0	0	0	2.170
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.580	0	0	0	0	0	5.580
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.185.000	0	0	0	0	0	7.185.000
403	07	01	00	Publicidad y propaganda	935.000	0	0	0	0	0	935.000
403	07	02	00	Imprenta y reproducción	800.000	0	0	0	0	0	800.000
403	07	03	00	Relaciones sociales	5.000.000	0	0	0	0	0	5.000.000
403	07	04	00	Avisos	450.000	0	0	0	0	0	450.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.325.000	0	0	0	0	0	1.325.000
403	08	01	00	Primas y gastos de seguros	1.300.000	0	0	0	0	0	1.300.000
403	08	02	00	Comisiones y gastos bancarios	15.000	0	0	0	0	0	15.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	1.470.000	0	0	0	0	0	1.470.000
403	09	01	00	Viáticos y pasajes dentro del país	1.200.000	0	0	0	0	0	1.200.000
403	09	02	00	Viáticos y pasajes fuera del país	270.000	0	0	0	0	0	270.000
403	10	00	00	Servicios profesionales y técnicos	475.880	0	0	0	0	0	475.880

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **ACCIÓN CENTRALIZADA:** 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 410002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	01	00	Servicios jurídicos	3.720	0	0	0	0	0	3.720
403	10	03	00	Servicios de procesamiento de datos	75.000	0	0	0	0	0	75.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	21.700	0	0	0	0	0	21.700
403	10	09	00	Servicios de lavandería y tintorería	11.160	0	0	0	0	0	11.160
403	10	10	00	Servicios de vigilancia	6.200	0	0	0	0	0	6.200
403	10	11	00	Servicios para la elaboración y suministro de comida	3.100	0	0	0	0	0	3.100
403	10	99	00	Otros servicios profesionales y técnicos	355.000	0	0	0	0	0	355.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.152.258	0	0	0	0	0	4.152.258
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.890.000	0	0	0	0	0	1.890.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.162.258	0	0	0	0	0	1.162.258
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	900.000	0	0	0	0	0	900.000
403	12	00	00	Conservación y reparaciones menores de obras	24.705.000	0	0	0	0	0	24.705.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	24.205.000	0	0	0	0	0	24.205.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	500.000	0	0	0	0	0	500.000
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.400.000	0	0	0	0	0	1.400.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.400.000	0	0	0	0	0	1.400.000
403	18	00	00	Impuestos indirectos	8.276.740	0	0	0	0	0	8.276.740
403	18	01	00	Impuesto al valor agregado	8.274.740	0	0	0	0	0	8.274.740
403	18	99	00	Otros impuestos indirectos	2.000	0	0	0	0	0	2.000
403	99	00	00	Otros servicios no personales	595.000	0	0	0	0	0	595.000
403	99	01	00	Otros servicios no personales	595.000	0	0	0	0	0	595.000
404	**00**	**00**	**00**	**Activos reales**	**16.965.387**	**0**	**0**	**0**	**0**	**0**	**16.965.387**
404	01	00	00	Repuestos y reparaciones mayores	2.868.500	0	0	0	0	0	2.868.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **ACCIÓN CENTRALIZADA:** 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 410002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	00	Repuestos mayores	1.238.000	0	0	0	0	0	1.238.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	619.000	0	0	0	0	0	619.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	400.000	0	0	0	0	0	400.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	4.000	0	0	0	0	0	4.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	45.000	0	0	0	0	0	45.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	140.000	0	0	0	0	0	140.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.630.500	0	0	0	0	0	1.630.500
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	7.000	0	0	0	0	0	7.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.550.000	0	0	0	0	0	1.550.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	3.500	0	0	0	0	0	3.500
404	01	02	05	Reparaciones mayores de equipos científicos, religiosos, de enseñanza y recreación	40.000	0	0	0	0	0	40.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	04	00	00	Equipos de transporte, tracción y elevación	3.046.000	0	0	0	0	0	3.046.000
404	04	01	00	Vehículos automotores terrestres	3.046.000	0	0	0	0	0	3.046.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.661.000	0	0	0	0	0	2.661.000
404	05	01	00	Equipos de telecomunicaciones	2.661.000	0	0	0	0	0	2.661.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	306.692	0	0	0	0	0	306.692
404	07	02	00	Equipos de enseñanza, deporte y recreación	206.692	0	0	0	0	0	206.692
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.965.000	0	0	0	0	0	6.965.000
404	09	01	00	Mobiliario y equipos de oficina	1.250.000	0	0	0	0	0	1.250.000
404	09	02	00	Equipos de computación	3.715.000	0	0	0	0	0	3.715.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.000.000	0	0	0	0	0	2.000.000
404	12	00	00	Activos intangibles	1.031.395	0	0	0	0	0	1.031.395
404	12	04	00	Paquetes y programas de computación	1.031.395	0	0	0	0	0	1.031.395
404	99	00	00	Otros activos reales	86.800	0	0	0	0	0	86.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 410002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	86.800	0	0	0	0	0	86.800
411	**00**	**00**	**00**	**Disminución de pasivos**	**168.400**	**0**	**0**	**0**	**0**	**0**	**168.400**
411	11	00	00	Obligaciones de ejercicios anteriores	168.400	0	0	0	0	0	168.400
411	11	04	00	Compromisos pendientes de ejercicios anteriores	168.400	0	0	0	0	0	168.400
				Totales	**76.890.752**	**0**	**0**	**0**	**0**	**0**	**76.890.752**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **ACCIÓN CENTRALIZADA:** 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 410002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.109.248**	**0**	**0**	**0**	**0**	**0**	**3.109.248**
407	01	00	00	Transferencias y donaciones corrientes internas	3.109.248	0	0	0	0	0	3.109.248
407	01	02	00	Donaciones corrientes internas al sector privado	3.109.248	0	0	0	0	0	3.109.248
407	01	02	01	Donaciones corrientes a personas	3.000.000	0	0	0	0	0	3.000.000
407	01	02	02	Donaciones corrientes a instituciones sin fines de lucro	109.248	0	0	0	0	0	109.248
				Totales	**3.109.248**	**0**	**0**	**0**	**0**	**0**	**3.109.248**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **ACCIÓN CENTRALIZADA:** 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2013**

ACCIÓN ESPECÍFICA: 410002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.072.190.517**	**0**	**0**	**0**	**0**	**0**	**1.072.190.517**
407	01	00	00	Transferencias y donaciones corrientes internas	1.059.360.517	0	0	0	0	0	1.059.360.517
407	01	03	00	Transferencias corrientes internas al sector público	1.059.360.517	0	0	0	0	0	1.059.360.517
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.059.360.517	0	0	0	0	0	1.059.360.517
407	03	00	00	Transferencias y donaciones de capital internas	12.830.000	0	0	0	0	0	12.830.000
407	03	03	00	Transferencias de capital internas al sector público	12.830.000	0	0	0	0	0	12.830.000
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	12.830.000	0	0	0	0	0	12.830.000
				Totales	**1.072.190.517**	**0**	**0**	**0**	**0**	**0**	**1.072.190.517**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **ACCIÓN CENTRALIZADA:** 410003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.484.560**	**0**	**0**	**0**	**0**	**0**	**1.484.560**
407	01	00	00	Transferencias y donaciones corrientes internas	1.484.560	0	0	0	0	0	1.484.560
407	01	01	00	Transferencias corrientes internas al sector privado	1.484.560	0	0	0	0	0	1.484.560
407	01	01	01	Pensiones del personal empleado, obrero y militar	145.000	0	0	0	0	0	145.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	470.400	0	0	0	0	0	470.400
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	36.250	0	0	0	0	0	36.250
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	21.750	0	0	0	0	0	21.750
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	198.000	0	0	0	0	0	198.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	117.600	0	0	0	0	0	117.600
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	70.560	0	0	0	0	0	70.560
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	425.000	0	0	0	0	0	425.000
				Totales	**1.484.560**	**0**	**0**	**0**	**0**	**0**	**1.484.560**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **ACCIÓN CENTRALIZADA:** 410003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **ACCIÓN CENTRALIZADA:** 410003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 410003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.484.560**	**0**	**0**	**0**	**0**	**0**	**1.484.560**
407	01	00	00	Transferencias y donaciones corrientes internas	1.484.560	0	0	0	0	0	1.484.560
407	01	01	00	Transferencias corrientes internas al sector privado	1.484.560	0	0	0	0	0	1.484.560
407	01	01	01	Pensiones del personal empleado, obrero y militar	145.000	0	0	0	0	0	145.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	470.400	0	0	0	0	0	470.400
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	36.250	0	0	0	0	0	36.250
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	21.750	0	0	0	0	0	21.750
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	198.000	0	0	0	0	0	198.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	117.600	0	0	0	0	0	117.600
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	70.560	0	0	0	0	0	70.560
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	425.000	0	0	0	0	0	425.000
				Totales	**1.484.560**	**0**	**0**	**0**	**0**	**0**	**1.484.560**

44

Ministerio del Poder Popular para el Turismo

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**117.414.463**	**0**	**0**	**0**	**0**	**0**	**117.414.463**
401	01	00	00	Sueldos, salarios y otras retribuciones	19.430.930	0	0	0	0	0	19.430.930
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.001.459	0	0	0	0	0	2.001.459
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	7.111.864	0	0	0	0	0	7.111.864
401	01	18	00	Remuneraciones al personal contratado	9.583.965	0	0	0	0	0	9.583.965
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.662	0	0	0	0	0	25.662
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	707.980	0	0	0	0	0	707.980
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.968.833	0	0	0	0	0	1.968.833
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	783.753	0	0	0	0	0	783.753
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.185.080	0	0	0	0	0	1.185.080
401	03	00	00	Primas	7.561.614	0	0	0	0	0	7.561.614
401	03	01	00	Primas por mérito a empleados	11.369	0	0	0	0	0	11.369
401	03	02	00	Primas de transporte a empleados	282.040	0	0	0	0	0	282.040
401	03	04	00	Primas por hijos a empleados	142.850	0	0	0	0	0	142.850
401	03	08	00	Primas de profesionalización a empleados	202.093	0	0	0	0	0	202.093
401	03	09	00	Primas por antigüedad a empleados	732.354	0	0	0	0	0	732.354
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	235.905	0	0	0	0	0	235.905
401	03	19	00	Primas por hijos de obreros	1.369.700	0	0	0	0	0	1.369.700
401	03	21	00	Primas por antigüedad a obreros	1.431.241	0	0	0	0	0	1.431.241
401	03	22	00	Primas de profesionalización a obreros	122.739	0	0	0	0	0	122.739
401	03	37	00	Primas de transporte al personal contratado	934.400	0	0	0	0	0	934.400
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	66.633	0	0	0	0	0	66.633
401	03	95	00	Otras primas al personal de alto nivel y de dirección	2.030.290	0	0	0	0	0	2.030.290
401	04	00	00	Complementos de sueldos y salarios	25.378.421	0	0	0	0	0	25.378.421
401	04	06	00	Complemento a empleados por comisión de servicios	855.350	0	0	0	0	0	855.350
401	04	08	00	Bono compensatorio de alimentación a empleados	2.541.000	0	0	0	0	0	2.541.000
401	04	09	00	Bono compensatorio de transporte a empleados	95.040	0	0	0	0	0	95.040
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.746.361	0	0	0	0	0	1.746.361
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.212.290	0	0	0	0	0	1.212.290
401	04	17	00	Complemento a obreros por gastos de transporte	986.416	0	0	0	0	0	986.416

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	5.775.000	0	0	0	0	0	5.775.000
401	04	19	00	Bono compensatorio de transporte a obreros	113.960	0	0	0	0	0	113.960
401	04	26	00	Bono compensatorio de alimentación al personal contratado	6.930.000	0	0	0	0	0	6.930.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	48.800	0	0	0	0	0	48.800
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	4.320	0	0	0	0	0	4.320
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	65.200	0	0	0	0	0	65.200
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	121.248	0	0	0	0	0	121.248
401	04	96	00	Otros complementos a empleados	892.098	0	0	0	0	0	892.098
401	04	97	00	Otros complementos a obreros	1.769.587	0	0	0	0	0	1.769.587
401	04	98	00	Otros complementos al personal contratado	2.221.751	0	0	0	0	0	2.221.751
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	22.323.994	0	0	0	0	0	22.323.994
401	05	01	00	Aguinaldos a empleados	2.431.274	0	0	0	0	0	2.431.274
401	05	03	00	Bono vacacional a empleados	656.974	0	0	0	0	0	656.974
401	05	04	00	Aguinaldos a obreros	5.715.390	0	0	0	0	0	5.715.390
401	05	06	00	Bono vacacional a obreros	1.469.815	0	0	0	0	0	1.469.815
401	05	07	00	Aguinaldos al personal contratado	6.023.715	0	0	0	0	0	6.023.715
401	05	08	00	Bono vacacional al personal contratado	908.455	0	0	0	0	0	908.455
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	61.593	0	0	0	0	0	61.593
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	20.531	0	0	0	0	0	20.531
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	4.608.724	0	0	0	0	0	4.608.724
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	427.523	0	0	0	0	0	427.523
401	06	00	00	Aportes patronales y legales	5.002.811	0	0	0	0	0	5.002.811
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	553.145	0	0	0	0	0	553.145
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	162.825	0	0	0	0	0	162.825
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	123.823	0	0	0	0	0	123.823
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	126.771	0	0	0	0	0	126.771
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.106.192	0	0	0	0	0	1.106.192
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	305.859	0	0	0	0	0	305.859
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	215.477	0	0	0	0	0	215.477
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	220.574	0	0	0	0	0	220.574

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.175.257	0	0	0	0	0	1.175.257
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	266.323	0	0	0	0	0	266.323
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	10.539	0	0	0	0	0	10.539
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	4.811	0	0	0	0	0	4.811
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.207	0	0	0	0	0	3.207
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	227.782	0	0	0	0	0	227.782
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	87.239	0	0	0	0	0	87.239
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	71.494	0	0	0	0	0	71.494
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	3.204	0	0	0	0	0	3.204
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	71.966	0	0	0	0	0	71.966
401	06	95	00	Otros aportes legales por personal contratado	266.323	0	0	0	0	0	266.323
401	07	00	00	Asistencia socio-económica	27.650.028	0	0	0	0	0	27.650.028
401	07	01	00	Capacitación y adiestramiento a empleados	37.460	0	0	0	0	0	37.460
401	07	02	00	Becas a empleados	125.127	0	0	0	0	0	125.127
401	07	03	00	Ayudas por matrimonio a empleados	1.500	0	0	0	0	0	1.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	3.125	0	0	0	0	0	3.125
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	618.273	0	0	0	0	0	618.273
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.721.231	0	0	0	0	0	3.721.231
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	242.344	0	0	0	0	0	242.344
401	07	10	00	Dotación de uniformes a empleados	561.000	0	0	0	0	0	561.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	407.792	0	0	0	0	0	407.792
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	100.925	0	0	0	0	0	100.925
401	07	17	00	Capacitación y adiestramiento a obreros	23.355	0	0	0	0	0	23.355
401	07	18	00	Becas a obreros	388.478	0	0	0	0	0	388.478
401	07	19	00	Ayudas por matrimonio de obreros	1.250	0	0	0	0	0	1.250
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.600	0	0	0	0	0	1.600
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.397.734	0	0	0	0	0	1.397.734
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	6.956.008	0	0	0	0	0	6.956.008

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	587.813	0	0	0	0	0	587.813
401	07	26	00	Dotación de uniformes a obreros	1.306.000	0	0	0	0	0	1.306.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	350.955	0	0	0	0	0	350.955
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	437.625	0	0	0	0	0	437.625
401	07	33	00	Asistencia socio-económica al personal contratado	10.032.234	0	0	0	0	0	10.032.234
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	19.242	0	0	0	0	0	19.242
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	328.957	0	0	0	0	0	328.957
401	08	00	00	Prestaciones sociales e indemnizaciones	8.097.832	0	0	0	0	0	8.097.832
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.458.165	0	0	0	0	0	1.458.165
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.133.190	0	0	0	0	0	3.133.190
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.512.264	0	0	0	0	0	2.512.264
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	43.834	0	0	0	0	0	43.834
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	950.379	0	0	0	0	0	950.379
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.410.098**	**0**	**0**	**0**	**0**	**0**	**5.410.098**
402	01	00	00	Productos alimenticios y agropecuarios	1.762.149	0	0	0	0	0	1.762.149
402	01	01	00	Alimentos y bebidas para personas	1.762.149	0	0	0	0	0	1.762.149
402	03	00	00	Textiles y vestuarios	225.009	0	0	0	0	0	225.009
402	03	01	00	Textiles	20.042	0	0	0	0	0	20.042
402	03	02	00	Prendas de vestir	202.449	0	0	0	0	0	202.449
402	03	03	00	Calzados	2.518	0	0	0	0	0	2.518
402	04	00	00	Productos de cuero y caucho	99.254	0	0	0	0	0	99.254
402	04	02	00	Productos de cuero y sucedáneos del cuero	3.047	0	0	0	0	0	3.047
402	04	03	00	Cauchos y tripas para vehículos	96.207	0	0	0	0	0	96.207
402	05	00	00	Productos de papel, cartón e impresos	885.840	0	0	0	0	0	885.840
402	05	01	00	Pulpa de madera, papel y cartón	254.685	0	0	0	0	0	254.685
402	05	02	00	Envases y cajas de papel y cartón	808	0	0	0	0	0	808
402	05	03	00	Productos de papel y cartón para oficina	430.457	0	0	0	0	0	430.457
402	05	04	00	Libros, revistas y periódicos	117.696	0	0	0	0	0	117.696
402	05	05	00	Material de enseñanza	13.330	0	0	0	0	0	13.330
402	05	06	00	Productos de papel y cartón para computación	5.589	0	0	0	0	0	5.589
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	63.275	0	0	0	0	0	63.275

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	317.463	0	0	0	0	0	317.463
402	06	01	00	Sustancias químicas y de uso industrial	2.332	0	0	0	0	0	2.332
402	06	02	00	Abonos, plaguicidas y otros	294	0	0	0	0	0	294
402	06	03	00	Tintas, pinturas y colorantes	94.640	0	0	0	0	0	94.640
402	06	04	00	Productos farmacéuticos y medicamentos	8.457	0	0	0	0	0	8.457
402	06	05	00	Productos de tocador	3.361	0	0	0	0	0	3.361
402	06	06	00	Combustibles y lubricantes	106.320	0	0	0	0	0	106.320
402	06	08	00	Productos plásticos	102.059	0	0	0	0	0	102.059
402	07	00	00	Productos minerales no metálicos	11.672	0	0	0	0	0	11.672
402	07	01	00	Productos de barro, loza y porcelana	2.523	0	0	0	0	0	2.523
402	07	02	00	Vidrios y productos de vidrio	8.471	0	0	0	0	0	8.471
402	07	04	00	Cemento, cal y yeso	678	0	0	0	0	0	678
402	08	00	00	Productos metálicos	517.459	0	0	0	0	0	517.459
402	08	02	00	Productos de metales no ferrosos	25.736	0	0	0	0	0	25.736
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	95.980	0	0	0	0	0	95.980
402	08	04	00	Productos metálicos estructurales	190	0	0	0	0	0	190
402	08	07	00	Material de señalamiento	8.938	0	0	0	0	0	8.938
402	08	09	00	Repuestos y accesorios para equipos de transporte	379.346	0	0	0	0	0	379.346
402	08	10	00	Repuestos y accesorios para otros equipos	7.269	0	0	0	0	0	7.269
402	09	00	00	Productos de madera	565	0	0	0	0	0	565
402	09	01	00	Productos primarios de madera	565	0	0	0	0	0	565
402	10	00	00	Productos varios y útiles diversos	1.530.506	0	0	0	0	0	1.530.506
402	10	01	00	Artículos de deporte, recreación y juguetes	15.885	0	0	0	0	0	15.885
402	10	02	00	Materiales y útiles de limpieza y aseo	157.211	0	0	0	0	0	157.211
402	10	03	00	Utensilios de cocina y comedor	41.225	0	0	0	0	0	41.225
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.672	0	0	0	0	0	1.672
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	212.014	0	0	0	0	0	212.014
402	10	06	00	Condecoraciones, ofrendas y similares	3.657	0	0	0	0	0	3.657
402	10	07	00	Productos de seguridad en el trabajo	52.562	0	0	0	0	0	52.562
402	10	08	00	Materiales para equipos de computación	842.628	0	0	0	0	0	842.628
402	10	11	00	Materiales eléctricos	44.198	0	0	0	0	0	44.198

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	54.424	0	0	0	0	0	54.424
402	10	13	00	Materiales fotográficos	25.285	0	0	0	0	0	25.285
402	10	99	00	Otros productos y útiles diversos	79.745	0	0	0	0	0	79.745
402	99	00	00	Otros materiales y suministros	60.181	0	0	0	0	0	60.181
402	99	01	00	Otros materiales y suministros	60.181	0	0	0	0	0	60.181
403	**00**	**00**	**00**	**Servicios no personales**	**25.391.533**	**0**	**0**	**0**	**0**	**0**	**25.391.533**
403	01	00	00	Alquileres de inmuebles	5.400.635	0	0	0	0	0	5.400.635
403	01	01	00	Alquileres de edificios y locales	5.400.635	0	0	0	0	0	5.400.635
403	02	00	00	Alquileres de maquinaria y equipos	285	0	0	0	0	0	285
403	02	99	00	Alquileres de otras maquinaria y equipos	285	0	0	0	0	0	285
403	04	00	00	Servicios básicos	3.053.812	0	0	0	0	0	3.053.812
403	04	01	00	Electricidad	246.639	0	0	0	0	0	246.639
403	04	03	00	Agua	31.097	0	0	0	0	0	31.097
403	04	04	00	Teléfonos	2.318.876	0	0	0	0	0	2.318.876
403	04	05	00	Servicio de comunicaciones	399.488	0	0	0	0	0	399.488
403	04	06	00	Servicio de aseo urbano y domiciliario	57.712	0	0	0	0	0	57.712
403	06	00	00	Servicios de transporte y almacenaje	55.827	0	0	0	0	0	55.827
403	06	01	00	Fletes y embalajes	52.584	0	0	0	0	0	52.584
403	06	03	00	Estacionamiento	3.169	0	0	0	0	0	3.169
403	06	04	00	Peaje	74	0	0	0	0	0	74
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.688.176	0	0	0	0	0	2.688.176
403	07	01	00	Publicidad y propaganda	855.906	0	0	0	0	0	855.906
403	07	02	00	Imprenta y reproducción	166.111	0	0	0	0	0	166.111
403	07	03	00	Relaciones sociales	1.628.367	0	0	0	0	0	1.628.367
403	07	04	00	Avisos	37.792	0	0	0	0	0	37.792
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.013.071	0	0	0	0	0	1.013.071
403	08	01	00	Primas y gastos de seguros	1.013.071	0	0	0	0	0	1.013.071
403	09	00	00	Viáticos y pasajes	2.860.133	0	0	0	0	0	2.860.133
403	09	01	00	Viáticos y pasajes dentro del país	2.508.486	0	0	0	0	0	2.508.486
403	09	02	00	Viáticos y pasajes fuera del país	351.647	0	0	0	0	0	351.647
403	10	00	00	Servicios profesionales y técnicos	1.727.256	0	0	0	0	0	1.727.256

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	312.429	0	0	0	0	0	312.429
403	10	09	00	Servicios de lavandería y tintorería	513	0	0	0	0	0	513
403	10	99	00	Otros servicios profesionales y técnicos	1.414.314	0	0	0	0	0	1.414.314
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.310.094	0	0	0	0	0	1.310.094
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	482.531	0	0	0	0	0	482.531
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	980	0	0	0	0	0	980
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	527.595	0	0	0	0	0	527.595
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	298.988	0	0	0	0	0	298.988
403	12	00	00	Conservación y reparaciones menores de obras	168.114	0	0	0	0	0	168.114
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	168.114	0	0	0	0	0	168.114
403	15	00	00	Servicios fiscales	101.797	0	0	0	0	0	101.797
403	15	02	00	Tasas y otros derechos obligatorios	101.797	0	0	0	0	0	101.797
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.550.072	0	0	0	0	0	4.550.072
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.550.072	0	0	0	0	0	4.550.072
403	18	00	00	Impuestos indirectos	2.195.609	0	0	0	0	0	2.195.609
403	18	01	00	Impuesto al valor agregado	2.195.609	0	0	0	0	0	2.195.609
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	95.277	0	0	0	0	0	95.277
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	95.277	0	0	0	0	0	95.277
403	99	00	00	Otros servicios no personales	171.375	0	0	0	0	0	171.375
403	99	01	00	Otros servicios no personales	171.375	0	0	0	0	0	171.375
404	**00**	**00**	**00**	**Activos reales**	**461.989**	**0**	**0**	**0**	**0**	**0**	**461.989**
404	01	00	00	Repuestos y reparaciones mayores	5.900	0	0	0	0	0	5.900
404	01	01	00	Repuestos mayores	5.900	0	0	0	0	0	5.900
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	5.900	0	0	0	0	0	5.900
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	19.650	0	0	0	0	0	19.650
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	19.650	0	0	0	0	0	19.650
404	05	00	00	Equipos de comunicaciones y de señalamiento	14.671	0	0	0	0	0	14.671
404	05	01	00	Equipos de telecomunicaciones	14.671	0	0	0	0	0	14.671
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.248	0	0	0	0	0	1.248
404	07	06	00	Instrumentos musicales y equipos de audio	1.248	0	0	0	0	0	1.248
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	420.520	0	0	0	0	0	420.520

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	78.111	0	0	0	0	0	78.111
404	09	02	00	Equipos de computación	268.068	0	0	0	0	0	268.068
404	09	03	00	Mobiliario y equipos de alojamiento	26.844	0	0	0	0	0	26.844
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	47.497	0	0	0	0	0	47.497
407	**00**	**00**	**00**	**Transferencias y donaciones**	**22.866.245**	**0**	**0**	**0**	**0**	**0**	**22.866.245**
407	01	00	00	Transferencias y donaciones corrientes internas	21.476.423	0	0	0	0	0	21.476.423
407	01	01	00	Transferencias corrientes internas al sector privado	12.858.490	0	0	0	0	0	12.858.490
407	01	01	01	Pensiones del personal empleado, obrero y militar	716.542	0	0	0	0	0	716.542
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.793.025	0	0	0	0	0	2.793.025
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	719.265	0	0	0	0	0	719.265
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	162.053	0	0	0	0	0	162.053
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	412.409	0	0	0	0	0	412.409
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	422.400	0	0	0	0	0	422.400
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.826.843	0	0	0	0	0	2.826.843
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	832.368	0	0	0	0	0	832.368
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	2.271.623	0	0	0	0	0	2.271.623
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	1.701.962	0	0	0	0	0	1.701.962
407	01	02	00	Donaciones corrientes internas al sector privado	1.617.933	0	0	0	0	0	1.617.933
407	01	02	01	Donaciones corrientes a personas	1.617.933	0	0	0	0	0	1.617.933
407	01	03	00	Transferencias corrientes internas al sector público	7.000.000	0	0	0	0	0	7.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	7.000.000	0	0	0	0	0	7.000.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.208.802	0	0	0	0	0	1.208.802
407	02	01	00	Transferencias corrientes al exterior	1.208.802	0	0	0	0	0	1.208.802
407	02	01	04	Transferencias corrientes a organismos internacionales	1.208.802	0	0	0	0	0	1.208.802
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	181.020	0	0	0	0	0	181.020
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	181.020	0	0	0	0	0	181.020
407	12	02	01	Transferencias de Capital a Consejos Comunales	181.020	0	0	0	0	0	181.020
408	**00**	**00**	**00**	**Otros gastos**	**56.618**	**0**	**0**	**0**	**0**	**0**	**56.618**
408	05	00	00	Obligaciones en el ejercicio vigente	56.618	0	0	0	0	0	56.618
408	05	03	00	Indemnizaciones diversas	56.618	0	0	0	0	0	56.618

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.199.054**	**0**	**0**	**0**	**0**	**0**	**2.199.054**
411	11	00	00	Obligaciones de ejercicios anteriores	2.199.054	0	0	0	0	0	2.199.054
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.882.311	0	0	0	0	0	1.882.311
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	316.743	0	0	0	0	0	316.743
				Totales	**173.800.000**	**0**	**0**	**0**	**0**	**0**	**173.800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116947 440068000 PLAN DE DESARROLLO INTEGRAL ENDÓGENO DE LA ACTIVIDAD TURÍSTICA

OBJETIVO DEL PROYECTO: IMPULSAR EL TURISMO COMO ACTIVIDAD ECONÓMICA, MEDIANTE ACTIVIDADES PRODUCTIVAS QUE PERMITAN REHABILITAR Y HABILITAR EL PATRIMONIO TURÍSTICO EN LOS ESTADOS ARAGUA, BARINAS, GUÁRICO, NUEVA ESPARTA, PORTUGUESA, SUCRE, YARACUY Y DEPENDENCIAS FEDERALES. EL PROYECTO PLANTEA LA UTILIZACIÓN DE NUESTROS RECURSOS NATURALES QUE FORMAN PARTE DE NUESTRO PATRIMONIO TURÍSTICO PARA EL DESARROLLO, ESPECÍFICAMENTE NUEVE (09) EMBALSES Y OTROS CUERPOS DE AGUA EN OCHO ESTADOS, ASÍ COMO, LAS ISLAS DE LOS ROQUES, LA ORCHILA Y LA TORTUGA EN NUESTRO MAR TERRITORIAL Y EL BOSQUE DE UVERITO QUE COMPRENDE MORICHALES, LAGUNAS Y VALORES CULTURALES ORIGINARIOS

UNIDAD DE MEDIDA: ESTUDIO **META:** 15

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTERIO DE PROYECTOS Y OBRAS TURÍSTICAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.367**	**0**	**0**	**0**	**0**	**0**	**25.367**
402	01	00	00	Productos alimenticios y agropecuarios	6.500	0	0	0	0	0	6.500
402	01	01	00	Alimentos y bebidas para personas	6.500	0	0	0	0	0	6.500
402	10	00	00	Productos varios y útiles diversos	18.867	0	0	0	0	0	18.867
402	10	08	00	Materiales para equipos de computación	18.867	0	0	0	0	0	18.867
403	**00**	**00**	**00**	**Servicios no personales**	**415.265**	**0**	**0**	**0**	**0**	**0**	**415.265**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.800	0	0	0	0	0	1.800
403	07	02	00	Imprenta y reproducción	1.800	0	0	0	0	0	1.800
403	09	00	00	Viáticos y pasajes	327.000	0	0	0	0	0	327.000
403	09	01	00	Viáticos y pasajes dentro del país	327.000	0	0	0	0	0	327.000
403	10	00	00	Servicios profesionales y técnicos	18.000	0	0	0	0	0	18.000
403	10	99	00	Otros servicios profesionales y técnicos	18.000	0	0	0	0	0	18.000
403	15	00	00	Servicios fiscales	3.132	0	0	0	0	0	3.132
403	15	02	00	Tasas y otros derechos obligatorios	3.132	0	0	0	0	0	3.132
403	18	00	00	Impuestos indirectos	65.333	0	0	0	0	0	65.333
403	18	01	00	Impuesto al valor agregado	65.333	0	0	0	0	0	65.333
404	**00**	**00**	**00**	**Activos reales**	**160.000**	**0**	**0**	**0**	**0**	**0**	**160.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	160.000	0	0	0	0	0	160.000
404	09	02	00	Equipos de computación	160.000	0	0	0	0	0	160.000
				Totales	**600.632**	**0**	**0**	**0**	**0**	**0**	**600.632**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116947 440068000 PLAN DE DESARROLLO INTEGRAL ENDÓGENO DE LA ACTIVIDAD TURÍSTICA

OBJETIVO DEL PROYECTO: IMPULSAR EL TURISMO COMO ACTIVIDAD ECONÓMICA, MEDIANTE ACTIVIDADES PRODUCTIVAS QUE PERMITAN REHABILITAR Y HABILITAR EL PATRIMONIO TURÍSTICO EN LOS ESTADOS ARAGUA, BARINAS, GUÁRICO, NUEVA ESPARTA, PORTUGUESA, SUCRE, YARACUY Y DEPENDENCIAS FEDERALES. EL PROYECTO PLANTEA LA UTILIZACIÓN DE NUESTROS RECURSOS NATURALES QUE FORMAN PARTE DE NUESTRO PATRIMONIO TURÍSTICO PARA EL DESARROLLO, ESPECÍFICAMENTE NUEVE (09) EMBALSES Y OTROS CUERPOS DE AGUA EN OCHO ESTADOS, ASÍ COMO, LAS ISLAS DE LOS ROQUES, LA ORCHILA Y LA TORTUGA EN NUESTRO MAR TERRITORIAL Y EL BOSQUE DE UVERITO QUE COMPRENDE MORICHALES, LAGUNAS Y VALORES CULTURALES ORIGINARIOS

UNIDAD DE MEDIDA: ESTUDIO **META:** 15

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTERIO DE PROYECTOS Y OBRAS TURÍSTICAS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116947 440068000 PLAN DE DESARROLLO INTEGRAL ENDÓGENO DE LA ACTIVIDAD TURÍSTICA

OBJETIVO DEL PROYECTO: IMPULSAR EL TURISMO COMO ACTIVIDAD ECONÓMICA, MEDIANTE ACTIVIDADES PRODUCTIVAS QUE PERMITAN REHABILITAR Y HABILITAR EL PATRIMONIO TURÍSTICO EN LOS ESTADOS ARAGUA, BARINAS, GUÁRICO, NUEVA ESPARTA, PORTUGUESA, SUCRE, YARACUY Y DEPENDENCIAS FEDERALES. EL PROYECTO PLANTEA LA UTILIZACIÓN DE NUESTROS RECURSOS NATURALES QUE FORMAN PARTE DE NUESTRO PATRIMONIO TURÍSTICO PARA EL DESARROLLO, ESPECÍFICAMENTE NUEVE (09) EMBALSES Y OTROS CUERPOS DE AGUA EN OCHO ESTADOS, ASÍ COMO, LAS ISLAS DE LOS ROQUES, LA ORCHILA Y LA TORTUGA EN NUESTRO MAR TERRITORIAL Y EL BOSQUE DE UVERITO QUE COMPRENDE MORICHALES, LAGUNAS Y VALORES CULTURALES ORIGINARIOS

UNIDAD DE MEDIDA: ESTUDIO **META:** 15

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTERIO DE PROYECTOS Y OBRAS TURÍSTICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 440068002 ESTUDIO DE FÁCTIBILIDAD DEL DESARROLLO INTEGRAL ENDÓGENO DE LA ACTIVIDAD TURÍSTICA

UNIDAD DE MEDIDA: ESTUDIO **META:** 15

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PROYECTOS Y OBRAS TURÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.367**	**0**	**0**	**0**	**0**	0	**25.367**
402	01	00	00	Productos alimenticios y agropecuarios	6.500	0	0	0	0	0	6.500
402	01	01	00	Alimentos y bebidas para personas	6.500	0	0	0	0	0	6.500
402	10	00	00	Productos varios y útiles diversos	18.867	0	0	0	0	0	18.867
402	10	08	00	Materiales para equipos de computación	18.867	0	0	0	0	0	18.867
403	**00**	**00**	**00**	**Servicios no personales**	**415.265**	**0**	**0**	**0**	**0**	0	**415.265**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.800	0	0	0	0	0	1.800
403	07	02	00	Imprenta y reproducción	1.800	0	0	0	0	0	1.800
403	09	00	00	Viáticos y pasajes	327.000	0	0	0	0	0	327.000
403	09	01	00	Viáticos y pasajes dentro del país	327.000	0	0	0	0	0	327.000
403	10	00	00	Servicios profesionales y técnicos	18.000	0	0	0	0	0	18.000
403	10	99	00	Otros servicios profesionales y técnicos	18.000	0	0	0	0	0	18.000
403	15	00	00	Servicios fiscales	3.132	0	0	0	0	0	3.132
403	15	02	00	Tasas y otros derechos obligatorios	3.132	0	0	0	0	0	3.132
403	18	00	00	Impuestos indirectos	65.333	0	0	0	0	0	65.333
403	18	01	00	Impuesto al valor agregado	65.333	0	0	0	0	0	65.333
404	**00**	**00**	**00**	**Activos reales**	**160.000**	**0**	**0**	**0**	**0**	0	**160.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	160.000	0	0	0	0	0	160.000
404	09	02	00	Equipos de computación	160.000	0	0	0	0	0	160.000
				Totales	**600.632**	**0**	**0**	**0**	**0**	0	**600.632**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 117003 440069000 REGISTRO TURÍSTICO NACIONAL Y OTORGAMIENTO DE LICENCIAS

OBJETIVO DEL PROYECTO: INCREMENTAR EL REGISTRO TURÍSTICO NACIONAL Y EL OTORGAMIENTO DE LICENCIAS DE TURISMO, EN RELACIÓN AL PERIODO 2010 2011

UNIDAD DE MEDIDA: MATRICULA **META:** 1.140

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE CALIDAD Y SERVICIOS TURÍSTICOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**95.825**	**0**	**0**	**0**	**0**	**0**	**95.825**
402	01	00	00	Productos alimenticios y agropecuarios	24.920	0	0	0	0	0	24.920
402	01	01	00	Alimentos y bebidas para personas	24.920	0	0	0	0	0	24.920
402	03	00	00	Textiles y vestuarios	11.816	0	0	0	0	0	11.816
402	03	02	00	Prendas de vestir	11.816	0	0	0	0	0	11.816
402	05	00	00	Productos de papel, cartón e impresos	54.836	0	0	0	0	0	54.836
402	05	03	00	Productos de papel y cartón para oficina	54.836	0	0	0	0	0	54.836
402	10	00	00	Productos varios y útiles diversos	3.753	0	0	0	0	0	3.753
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	453	0	0	0	0	0	453
402	10	08	00	Materiales para equipos de computación	3.300	0	0	0	0	0	3.300
402	99	00	00	Otros materiales y suministros	500	0	0	0	0	0	500
402	99	01	00	Otros materiales y suministros	500	0	0	0	0	0	500
403	**00**	**00**	**00**	**Servicios no personales**	**104.175**	**0**	**0**	**0**	**0**	**0**	**104.175**
403	06	00	00	Servicios de transporte y almacenaje	500	0	0	0	0	0	500
403	06	01	00	Fletes y embalajes	500	0	0	0	0	0	500
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.569	0	0	0	0	0	11.569
403	07	02	00	Imprenta y reproducción	369	0	0	0	0	0	369
403	07	03	00	Relaciones sociales	11.000	0	0	0	0	0	11.000
403	07	04	00	Avisos	200	0	0	0	0	0	200
403	09	00	00	Viáticos y pasajes	64.465	0	0	0	0	0	64.465
403	09	01	00	Viáticos y pasajes dentro del país	64.465	0	0	0	0	0	64.465
403	15	00	00	Servicios fiscales	2.000	0	0	0	0	0	2.000
403	15	02	00	Tasas y otros derechos obligatorios	2.000	0	0	0	0	0	2.000
403	18	00	00	Impuestos indirectos	19.202	0	0	0	0	0	19.202
403	18	01	00	Impuesto al valor agregado	19.202	0	0	0	0	0	19.202
403	99	00	00	Otros servicios no personales	6.439	0	0	0	0	0	6.439
403	99	01	00	Otros servicios no personales	6.439	0	0	0	0	0	6.439
				Totales	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 44 - 14

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 117003 440069000 REGISTRO TURÍSTICO NACIONAL Y OTORGAMIENTO DE LICENCIAS

OBJETIVO DEL PROYECTO: INCREMENTAR EL REGISTRO TURÍSTICO NACIONAL Y EL OTORGAMIENTO DE LICENCIAS DE TURISMO, EN RELACIÓN AL PERIODO 2010 2011

UNIDAD DE MEDIDA: MATRICULA **META:** 1.140

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE CALIDAD Y SERVICIOS TURÍSTICOS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 117003 440069000 REGISTRO TURÍSTICO NACIONAL Y OTORGAMIENTO DE LICENCIAS

OBJETIVO DEL PROYECTO: INCREMENTAR EL REGISTRO TURÍSTICO NACIONAL Y EL OTORGAMIENTO DE LICENCIAS DE TURISMO, EN RELACIÓN AL PERIODO 2010 2011

UNIDAD DE MEDIDA: MATRICULA **META:** 1.140

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE CALIDAD Y SERVICIOS TURÍSTICOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 440069001 REGISTRO TURÍSTICO NACIONAL DE PRESTADORES DE SERVICIOS TURÍSTICOS

UNIDAD DE MEDIDA: MATRICULA **META:** 900

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE CALIDAD Y SERVICIOS TURÍSTICOS - DIRECCIÓN GENERAL DE REGISTROS Y LICENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.713**	**0**	**0**	**0**	**0**	**0**	**16.713**
402	01	00	00	Productos alimenticios y agropecuarios	12.460	0	0	0	0	0	12.460
402	01	01	00	Alimentos y bebidas para personas	12.460	0	0	0	0	0	12.460
402	10	00	00	Productos varios y útiles diversos	3.753	0	0	0	0	0	3.753
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	453	0	0	0	0	0	453
402	10	08	00	Materiales para equipos de computación	3.300	0	0	0	0	0	3.300
402	99	00	00	Otros materiales y suministros	500	0	0	0	0	0	500
402	99	01	00	Otros materiales y suministros	500	0	0	0	0	0	500
403	**00**	**00**	**00**	**Servicios no personales**	**43.385**	**0**	**0**	**0**	**0**	**0**	**43.385**
403	06	00	00	Servicios de transporte y almacenaje	500	0	0	0	0	0	500
403	06	01	00	Fletes y embalajes	500	0	0	0	0	0	500
403	07	00	00	Servicios de información, impresión y relaciones públicas	569	0	0	0	0	0	569
403	07	02	00	Imprenta y reproducción	369	0	0	0	0	0	369
403	07	04	00	Avisos	200	0	0	0	0	0	200
403	09	00	00	Viáticos y pasajes	31.165	0	0	0	0	0	31.165
403	09	01	00	Viáticos y pasajes dentro del pais	31.165	0	0	0	0	0	31.165
403	18	00	00	Impuestos indirectos	4.712	0	0	0	0	0	4.712
403	18	01	00	Impuesto al valor agregado	4.712	0	0	0	0	0	4.712
403	99	00	00	Otros servicios no personales	6.439	0	0	0	0	0	6.439
403	99	01	00	Otros servicios no personales	6.439	0	0	0	0	0	6.439
				Totales	**60.098**	**0**	**0**	**0**	**0**	**0**	**60.098**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 117003 440069000 REGISTRO TURÍSTICO NACIONAL Y OTORGAMIENTO DE LICENCIAS

OBJETIVO DEL PROYECTO: INCREMENTAR EL REGISTRO TURÍSTICO NACIONAL Y EL OTORGAMIENTO DE LICENCIAS DE TURISMO, EN RELACIÓN AL PERIODO 2010 2011

UNIDAD DE MEDIDA: MATRICULA **META:** 1.140

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE CALIDAD Y SERVICIOS TURÍSTICOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 440069002 LICENCIAS DE TURISMO A PRESTADORES DE SERVICIOS TURÍSTICOS

UNIDAD DE MEDIDA: LICENCIA **META:** 240

RESPONSABLE/EJECUTOR: DESPACHO DDEL VICEMINISTRO DE CALIDAD Y SERVICIOS TURÍSTICOS - DIRECCIÓN GENERAL DE REGISTROS Y LICENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**79.112**	**0**	**0**	**0**	**0**	0	**79.112**
402	01	00	00	Productos alimenticios y agropecuarios	12.460	0	0	0	0	0	12.460
402	01	01	00	Alimentos y bebidas para personas	12.460	0	0	0	0	0	12.460
402	03	00	00	Textiles y vestuarios	11.816	0	0	0	0	0	11.816
402	03	02	00	Prendas de vestir	11.816	0	0	0	0	0	11.816
402	05	00	00	Productos de papel, cartón e impresos	54.836	0	0	0	0	0	54.836
402	05	03	00	Productos de papel y cartón para oficina	54.836	0	0	0	0	0	54.836
403	**00**	**00**	**00**	**Servicios no personales**	**60.790**	**0**	**0**	**0**	**0**	0	**60.790**
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.000	0	0	0	0	0	11.000
403	07	03	00	Relaciones sociales	11.000	0	0	0	0	0	11.000
403	09	00	00	Viáticos y pasajes	33.300	0	0	0	0	0	33.300
403	09	01	00	Viáticos y pasajes dentro del país	33.300	0	0	0	0	0	33.300
403	15	00	00	Servicios fiscales	2.000	0	0	0	0	0	2.000
403	15	02	00	Tasas y otros derechos obligatorios	2.000	0	0	0	0	0	2.000
403	18	00	00	Impuestos indirectos	14.490	0	0	0	0	0	14.490
403	18	01	00	Impuesto al valor agregado	14.490	0	0	0	0	0	14.490
				Totales	**139.902**	**0**	**0**	**0**	**0**	0	**139.902**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 117015 440070000 FORTALECIMIENTO Y USO SUSTENTABLE DEL PATRIMONIO TURÍSTICO NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DEL PATRIMONIO TURÍSTICO NACIONAL, BAJO EL MANEJO DE CRITERIOS DE SUSTENTABILIDAD, A FIN DE VIABILIZAR SU PRESERVACIÓN, APROVECHAMIENTO, USO Y DISFRUTE, POR PARTE DE LOS TURISTAS Y DE LAS COMUNIDADES LOCALES

UNIDAD DE MEDIDA: DESARROLLO / IMPLANTACIÓN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE CALIDAD Y SERVICIOS TURÍSTICOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**57.100**	**0**	**0**	**0**	**0**	**0**	**57.100**
402	01	00	00	Productos alimenticios y agropecuarios	40.500	0	0	0	0	0	40.500
402	01	01	00	Alimentos y bebidas para personas	40.500	0	0	0	0	0	40.500
402	03	00	00	Textiles y vestuarios	4.000	0	0	0	0	0	4.000
402	03	02	00	Prendas de vestir	4.000	0	0	0	0	0	4.000
402	05	00	00	Productos de papel, cartón e impresos	8.600	0	0	0	0	0	8.600
402	05	03	00	Productos de papel y cartón para oficina	7.000	0	0	0	0	0	7.000
402	05	05	00	Material de enseñanza	1.600	0	0	0	0	0	1.600
402	99	00	00	Otros materiales y suministros	4.000	0	0	0	0	0	4.000
402	99	01	00	Otros materiales y suministros	4.000	0	0	0	0	0	4.000
403	**00**	**00**	**00**	**Servicios no personales**	**242.900**	**0**	**0**	**0**	**0**	**0**	**242.900**
403	07	00	00	Servicios de información, impresión y relaciones públicas	92.800	0	0	0	0	0	92.800
403	07	01	00	Publicidad y propaganda	5.000	0	0	0	0	0	5.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	67.800	0	0	0	0	0	67.800
403	07	04	00	Avisos	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	36.490	0	0	0	0	0	36.490
403	09	01	00	Viáticos y pasajes dentro del país	36.490	0	0	0	0	0	36.490
403	10	00	00	Servicios profesionales y técnicos	71.200	0	0	0	0	0	71.200
403	10	07	00	Servicios de capacitación y adiestramiento	11.200	0	0	0	0	0	11.200
403	10	99	00	Otros servicios profesionales y técnicos	60.000	0	0	0	0	0	60.000
403	15	00	00	Servicios fiscales	4.900	0	0	0	0	0	4.900
403	15	02	00	Tasas y otros derechos obligatorios	4.900	0	0	0	0	0	4.900
403	18	00	00	Impuestos indirectos	37.510	0	0	0	0	0	37.510
403	18	01	00	Impuesto al valor agregado	37.510	0	0	0	0	0	37.510
				Totales	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 117015 440070000 FORTALECIMIENTO Y USO SUSTENTABLE DEL PATRIMONIO TURÍSTICO NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DEL PATRIMONIO TURÍSTICO NACIONAL, BAJO EL MANEJO DE CRITERIOS DE SUSTENTABILIDAD, A FIN DE VIABILIZAR SU PRESERVACIÓN, APROVECHAMIENTO, USO Y DISFRUTE, POR PARTE DE LOS TURISTAS Y DE LAS COMUNIDADES LOCALES

UNIDAD DE MEDIDA: DESARROLLO / IMPLANTACIÓN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE CALIDAD Y SERVICIOS TURÍSTICOS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 117015 440070000 FORTALECIMIENTO Y USO SUSTENTABLE DEL PATRIMONIO TURÍSTICO NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DEL PATRIMONIO TURÍSTICO NACIONAL, BAJO EL MANEJO DE CRITERIOS DE SUSTENTABILIDAD, A FIN DE VIABILIZAR SU PRESERVACIÓN, APROVECHAMIENTO, USO Y DISFRUTE, POR PARTE DE LOS TURISTAS Y DE LAS COMUNIDADES LOCALES

UNIDAD DE MEDIDA: DESARROLLO / IMPLANTACIÓN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE CALIDAD Y SERVICIOS TURÍSTICOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 440070001 VALORACIÓN DEL PATRIMONIO TURÍSTICO NACIONAL

UNIDAD DE MEDIDA: UNIDAD **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE CALIDAD Y SERVICIOS TURÍSTICOS/DIRECCIÓN GENERAL DE PATRIMONIO TURÍSTICO Y CULTURAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**42.000**	**0**	**0**	**0**	**0**	**0**	**42.000**
402	01	00	00	Productos alimenticios y agropecuarios	32.000	0	0	0	0	0	32.000
402	01	01	00	Alimentos y bebidas para personas	32.000	0	0	0	0	0	32.000
402	03	00	00	Textiles y vestuarios	2.000	0	0	0	0	0	2.000
402	03	02	00	Prendas de vestir	2.000	0	0	0	0	0	2.000
402	05	00	00	Productos de papel, cartón e impresos	4.000	0	0	0	0	0	4.000
402	05	03	00	Productos de papel y cartón para oficina	4.000	0	0	0	0	0	4.000
402	99	00	00	Otros materiales y suministros	4.000	0	0	0	0	0	4.000
402	99	01	00	Otros materiales y suministros	4.000	0	0	0	0	0	4.000
403	**00**	**00**	**00**	**Servicios no personales**	**150.600**	**0**	**0**	**0**	**0**	**0**	**150.600**
403	07	00	00	Servicios de información, impresión y relaciones públicas	40.000	0	0	0	0	0	40.000
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	0	10.000
403	07	03	00	Relaciones sociales	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	7.378	0	0	0	0	0	7.378
403	09	01	00	Viáticos y pasajes dentro del país	7.378	0	0	0	0	0	7.378
403	10	00	00	Servicios profesionales y técnicos	71.200	0	0	0	0	0	71.200
403	10	07	00	Servicios de capacitación y adiestramiento	11.200	0	0	0	0	0	11.200
403	10	99	00	Otros servicios profesionales y técnicos	60.000	0	0	0	0	0	60.000
403	15	00	00	Servicios fiscales	2.900	0	0	0	0	0	2.900
403	15	02	00	Tasas y otros derechos obligatorios	2.900	0	0	0	0	0	2.900
403	18	00	00	Impuestos indirectos	29.122	0	0	0	0	0	29.122
403	18	01	00	Impuesto al valor agregado	29.122	0	0	0	0	0	29.122
				Totales	**192.600**	**0**	**0**	**0**	**0**	**0**	**192.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 117015 440070000 FORTALECIMIENTO Y USO SUSTENTABLE DEL PATRIMONIO TURÍSTICO NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DEL PATRIMONIO TURÍSTICO NACIONAL, BAJO EL MANEJO DE CRITERIOS DE SUSTENTABILIDAD, A FIN DE VIABILIZAR SU PRESERVACIÓN, APROVECHAMIENTO, USO Y DISFRUTE, POR PARTE DE LOS TURISTAS Y DE LAS COMUNIDADES LOCALES

UNIDAD DE MEDIDA: DESARROLLO / IMPLANTACIÓN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE CALIDAD Y SERVICIOS TURÍSTICOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 440070002 GESTIÓN PARA CONSERVACIÓN Y USO SUSTENTABLE DEL PATRIMONIO TURÍSTICO NACIONAL

UNIDAD DE MEDIDA: DESARROLLO / IMPLANTACIÓN **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE CALIDAD Y SERVICIOS TURÍSTICOS/DIRECCIÓN GENERAL DE PATRIMONIO TURÍSTICO Y CULTURAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.100**	**0**	**0**	**0**	**0**	**0**	**15.100**
402	01	00	00	Productos alimenticios y agropecuarios	8.500	0	0	0	0	0	8.500
402	01	01	00	Alimentos y bebidas para personas	8.500	0	0	0	0	0	8.500
402	03	00	00	Textiles y vestuarios	2.000	0	0	0	0	0	2.000
402	03	02	00	Prendas de vestir	2.000	0	0	0	0	0	2.000
402	05	00	00	Productos de papel, cartón e impresos	4.600	0	0	0	0	0	4.600
402	05	03	00	Productos de papel y cartón para oficina	3.000	0	0	0	0	0	3.000
402	05	05	00	Material de enseñanza	1.600	0	0	0	0	0	1.600
403	**00**	**00**	**00**	**Servicios no personales**	**92.300**	**0**	**0**	**0**	**0**	**0**	**92.300**
403	07	00	00	Servicios de información, impresión y relaciones públicas	52.800	0	0	0	0	0	52.800
403	07	01	00	Publicidad y propaganda	5.000	0	0	0	0	0	5.000
403	07	02	00	Imprenta y reproducción	5.000	0	0	0	0	0	5.000
403	07	03	00	Relaciones sociales	37.800	0	0	0	0	0	37.800
403	07	04	00	Avisos	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	29.112	0	0	0	0	0	29.112
403	09	01	00	Viáticos y pasajes dentro del país	29.112	0	0	0	0	0	29.112
403	15	00	00	Servicios fiscales	2.000	0	0	0	0	0	2.000
403	15	02	00	Tasas y otros derechos obligatorios	2.000	0	0	0	0	0	2.000
403	18	00	00	Impuestos indirectos	8.388	0	0	0	0	0	8.388
403	18	01	00	Impuesto al valor agregado	8.388	0	0	0	0	0	8.388
				Totales	**107.400**	**0**	**0**	**0**	**0**	**0**	**107.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 117001 440071000 FOMENTO Y DESARROLLO DE LA INVERSIÓN TURÍSTICA NACIONAL

OBJETIVO DEL PROYECTO: INCENTIVAR LA INVERSIÓN PÚBLICA Y LOS EMPRENDIMIENTOS PRIVADOS Y COLECTIVOS EN EL SECTOR TURÍSTICO, MEDIANTE EL IMPULSO DE ESTRATEGIAS Y MECANISMOS QUE ESTIMULEN Y FACILITEN EL FINANCIAMIENTO DE PROYECTOS DE INVERSIÓN TURÍSTICA CON FINES SOCIOPRODUCTIVOS

UNIDAD DE MEDIDA: PROYECTO FINANCIADO **META:** 404

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE GESTIÓN DEL DESARROLLO TURÍSTICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**122.052**	**0**	**0**	**0**	**0**	**0**	**122.052**
402	01	00	00	Productos alimenticios y agropecuarios	54.608	0	0	0	0	0	54.608
402	01	01	00	Alimentos y bebidas para personas	54.608	0	0	0	0	0	54.608
402	03	00	00	Textiles y vestuarios	4.800	0	0	0	0	0	4.800
402	03	02	00	Prendas de vestir	4.800	0	0	0	0	0	4.800
402	05	00	00	Productos de papel, cartón e impresos	51.094	0	0	0	0	0	51.094
402	05	03	00	Productos de papel y cartón para oficina	4.950	0	0	0	0	0	4.950
402	05	05	00	Material de enseñanza	11.730	0	0	0	0	0	11.730
402	05	06	00	Productos de papel y cartón para computación	5.589	0	0	0	0	0	5.589
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	28.825	0	0	0	0	0	28.825
402	10	00	00	Productos varios y útiles diversos	8.800	0	0	0	0	0	8.800
402	10	13	00	Materiales fotográficos	8.800	0	0	0	0	0	8.800
402	99	00	00	Otros materiales y suministros	2.750	0	0	0	0	0	2.750
402	99	01	00	Otros materiales y suministros	2.750	0	0	0	0	0	2.750
403	**00**	**00**	**00**	**Servicios no personales**	**377.948**	**0**	**0**	**0**	**0**	**0**	**377.948**
403	06	00	00	Servicios de transporte y almacenaje	2.340	0	0	0	0	0	2.340
403	06	01	00	Fletes y embalajes	2.340	0	0	0	0	0	2.340
403	07	00	00	Servicios de información, impresión y relaciones públicas	57.310	0	0	0	0	0	57.310
403	07	01	00	Publicidad y propaganda	24.800	0	0	0	0	0	24.800
403	07	02	00	Imprenta y reproducción	26.510	0	0	0	0	0	26.510
403	07	03	00	Relaciones sociales	6.000	0	0	0	0	0	6.000
403	09	00	00	Viáticos y pasajes	272.276	0	0	0	0	0	272.276
403	09	01	00	Viáticos y pasajes dentro del país	272.276	0	0	0	0	0	272.276
403	15	00	00	Servicios fiscales	4.000	0	0	0	0	0	4.000
403	15	02	00	Tasas y otros derechos obligatorios	4.000	0	0	0	0	0	4.000
403	18	00	00	Impuestos indirectos	40.912	0	0	0	0	0	40.912
403	18	01	00	Impuesto al valor agregado	40.912	0	0	0	0	0	40.912
403	99	00	00	Otros servicios no personales	1.110	0	0	0	0	0	1.110
403	99	01	00	Otros servicios no personales	1.110	0	0	0	0	0	1.110

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 117001 440071000 FOMENTO Y DESARROLLO DE LA INVERSIÓN TURÍSTICA NACIONAL

OBJETIVO DEL PROYECTO: INCENTIVAR LA INVERSIÓN PÚBLICA Y LOS EMPRENDIMIENTOS PRIVADOS Y COLECTIVOS EN EL SECTOR TURÍSTICO, MEDIANTE EL IMPULSO DE ESTRATEGIAS Y MECANISMOS QUE ESTIMULEN Y FACILITEN EL FINANCIAMIENTO DE PROYECTOS DE INVERSIÓN TURÍSTICA CON FINES SOCIOPRODUCTIVOS

UNIDAD DE MEDIDA: PROYECTO FINANCIADO **META:** 404

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE GESTIÓN DEL DESARROLLO TURÍSTICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 117001 440071000 FOMENTO Y DESARROLLO DE LA INVERSIÓN TURÍSTICA NACIONAL

OBJETIVO DEL PROYECTO: INCENTIVAR LA INVERSIÓN PÚBLICA Y LOS EMPRENDIMIENTOS PRIVADOS Y COLECTIVOS EN EL SECTOR TURÍSTICO, MEDIANTE EL IMPULSO DE ESTRATEGIAS Y MECANISMOS QUE ESTIMULEN Y FACILITEN EL FINANCIAMIENTO DE PROYECTOS DE INVERSIÓN TURÍSTICA CON FINES SOCIOPRODUCTIVOS

UNIDAD DE MEDIDA: PROYECTO FINANCIADO **META:** 404

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE GESTIÓN DEL DESARROLLO TURÍSTICO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 117001 440071000 FOMENTO Y DESARROLLO DE LA INVERSIÓN TURÍSTICA NACIONAL

OBJETIVO DEL PROYECTO: INCENTIVAR LA INVERSIÓN PÚBLICA Y LOS EMPRENDIMIENTOS PRIVADOS Y COLECTIVOS EN EL SECTOR TURÍSTICO, MEDIANTE EL IMPULSO DE ESTRATEGIAS Y MECANISMOS QUE ESTIMULEN Y FACILITEN EL FINANCIAMIENTO DE PROYECTOS DE INVERSIÓN TURÍSTICA CON FINES SOCIOPRODUCTIVOS

UNIDAD DE MEDIDA: PROYECTO FINANCIADO **META:** 404

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE GESTIÓN DEL DESARROLLO TURÍSTICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 440071001 ACTUALIZACIÓN DEL CATALÓGO DE INVERSIONES TURÍSTICAS Y GUÍA DE INVERSIONISTAS

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 2

RESPONSABLE/EJECUTOR: MINTUR/DESPACHO DEL VICEMINISTRO DE GESTIÓN DEL DESARROLLO TURÍSTICO/DIRECCIÓN GENERAL DE PROMOCIÓN E INVERSIONES TURÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**18.714**	**0**	**0**	**0**	**0**	0	**18.714**
402	05	00	00	Productos de papel, cartón e impresos	9.914	0	0	0	0	0	9.914
402	05	06	00	Productos de papel y cartón para computación	5.589	0	0	0	0	0	5.589
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.325	0	0	0	0	0	4.325
402	10	00	00	Productos varios y útiles diversos	8.800	0	0	0	0	0	8.800
402	10	13	00	Materiales fotográficos	8.800	0	0	0	0	0	8.800
403	**00**	**00**	**00**	**Servicios no personales**	**21.286**	**0**	**0**	**0**	**0**	0	**21.286**
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.000	0	0	0	0	0	17.000
403	07	02	00	Imprenta y reproducción	17.000	0	0	0	0	0	17.000
403	18	00	00	Impuestos indirectos	4.286	0	0	0	0	0	4.286
403	18	01	00	Impuesto al valor agregado	4.286	0	0	0	0	0	4.286
				Totales	**40.000**	**0**	**0**	**0**	**0**	0	**40.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 117001 440071000 FOMENTO Y DESARROLLO DE LA INVERSIÓN TURÍSTICA NACIONAL

OBJETIVO DEL PROYECTO: INCENTIVAR LA INVERSIÓN PÚBLICA Y LOS EMPRENDIMIENTOS PRIVADOS Y COLECTIVOS EN EL SECTOR TURÍSTICO, MEDIANTE EL IMPULSO DE ESTRATEGIAS Y MECANISMOS QUE ESTIMULEN Y FACILITEN EL FINANCIAMIENTO DE PROYECTOS DE INVERSIÓN TURÍSTICA CON FINES SOCIOPRODUCTIVOS

UNIDAD DE MEDIDA: PROYECTO FINANCIADO **META:** 404

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE GESTIÓN DEL DESARROLLO TURÍSTICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 440071002 JORNADAS COMUNITARIAS DE PROMOCIÓN DE PROYECTOS DE INVERSIÓN TURÍSTICA Y ASESORÍAS TÉCNICO-FINANCIERA

UNIDAD DE MEDIDA: ASESORÍA **META:** 950

RESPONSABLE/EJECUTOR: MINTUR/DESPACHO DEL VICEMINISTRO DE GESTIÓN DEL DESARROLLO TURÍSTICO/DIRECCIÓN GENERAL DE PROMOCIÓN E INVERSIONES TURÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**41.500**	**0**	**0**	**0**	**0**	**0**	**41.500**
402	01	00	00	Productos alimenticios y agropecuarios	29.000	0	0	0	0	0	29.000
402	01	01	00	Alimentos y bebidas para personas	29.000	0	0	0	0	0	29.000
402	03	00	00	Textiles y vestuarios	4.800	0	0	0	0	0	4.800
402	03	02	00	Prendas de vestir	4.800	0	0	0	0	0	4.800
402	05	00	00	Productos de papel, cartón e impresos	4.950	0	0	0	0	0	4.950
402	05	03	00	Productos de papel y cartón para oficina	4.950	0	0	0	0	0	4.950
402	99	00	00	Otros materiales y suministros	2.750	0	0	0	0	0	2.750
402	99	01	00	Otros materiales y suministros	2.750	0	0	0	0	0	2.750
403	**00**	**00**	**00**	**Servicios no personales**	**228.500**	**0**	**0**	**0**	**0**	**0**	**228.500**
403	06	00	00	Servicios de transporte y almacenaje	100	0	0	0	0	0	100
403	06	01	00	Fletes y embalajes	100	0	0	0	0	0	100
403	07	00	00	Servicios de información, impresión y relaciones públicas	19.310	0	0	0	0	0	19.310
403	07	01	00	Publicidad y propaganda	18.100	0	0	0	0	0	18.100
403	07	02	00	Imprenta y reproducción	1.210	0	0	0	0	0	1.210
403	09	00	00	Viáticos y pasajes	187.711	0	0	0	0	0	187.711
403	09	01	00	Viáticos y pasajes dentro del país	187.711	0	0	0	0	0	187.711
403	15	00	00	Servicios fiscales	4.000	0	0	0	0	0	4.000
403	15	02	00	Tasas y otros derechos obligatorios	4.000	0	0	0	0	0	4.000
403	18	00	00	Impuestos indirectos	16.269	0	0	0	0	0	16.269
403	18	01	00	Impuesto al valor agregado	16.269	0	0	0	0	0	16.269
403	99	00	00	Otros servicios no personales	1.110	0	0	0	0	0	1.110
403	99	01	00	Otros servicios no personales	1.110	0	0	0	0	0	1.110
				Totales	**270.000**	**0**	**0**	**0**	**0**	**0**	**270.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 117001 440071000 FOMENTO Y DESARROLLO DE LA INVERSIÓN TURÍSTICA NACIONAL

OBJETIVO DEL PROYECTO: INCENTIVAR LA INVERSIÓN PÚBLICA Y LOS EMPRENDIMIENTOS PRIVADOS Y COLECTIVOS EN EL SECTOR TURÍSTICO, MEDIANTE EL IMPULSO DE ESTRATEGIAS Y MECANISMOS QUE ESTIMULEN Y FACILITEN EL FINANCIAMIENTO DE PROYECTOS DE INVERSIÓN TURÍSTICA CON FINES SOCIOPRODUCTIVOS

UNIDAD DE MEDIDA: PROYECTO FINANCIADO **META:** 404

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE GESTIÓN DEL DESARROLLO TURÍSTICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 440071003 FORTALECIMIENTO INSTITUCIONAL Y CONFORMACIÓN DEL COMITÉ DE SUPERVISIÓN DE LOS CRÉDITOS TURÍSTICOS

UNIDAD DE MEDIDA: COMITÉ **META:** 7

RESPONSABLE/EJECUTOR: MINTUR/DESPACHO DEL VICEMINISTRO DE GESTIÓN DEL DESARROLLO TURÍSTICO/DIRECCIÓN GENERAL DE PROMOCIÓN E INVERSIONES TURÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**31.508**	**0**	**0**	**0**	**0**	**0**	**31.508**
402	01	00	00	Productos alimenticios y agropecuarios	16.608	0	0	0	0	0	16.608
402	01	01	00	Alimentos y bebidas para personas	16.608	0	0	0	0	0	16.608
402	05	00	00	Productos de papel, cartón e impresos	14.900	0	0	0	0	0	14.900
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	14.900	0	0	0	0	0	14.900
403	**00**	**00**	**00**	**Servicios no personales**	**68.492**	**0**	**0**	**0**	**0**	**0**	**68.492**
403	06	00	00	Servicios de transporte y almacenaje	2.240	0	0	0	0	0	2.240
403	06	01	00	Fletes y embalajes	2.240	0	0	0	0	0	2.240
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.700	0	0	0	0	0	8.700
403	07	01	00	Publicidad y propaganda	6.700	0	0	0	0	0	6.700
403	07	02	00	Imprenta y reproducción	2.000	0	0	0	0	0	2.000
403	09	00	00	Viáticos y pasajes	46.837	0	0	0	0	0	46.837
403	09	01	00	Viáticos y pasajes dentro del país	46.837	0	0	0	0	0	46.837
403	18	00	00	Impuestos indirectos	10.715	0	0	0	0	0	10.715
403	18	01	00	Impuesto al valor agregado	10.715	0	0	0	0	0	10.715
				Totales	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 117001 440071000 FOMENTO Y DESARROLLO DE LA INVERSIÓN TURÍSTICA NACIONAL

OBJETIVO DEL PROYECTO: INCENTIVAR LA INVERSIÓN PÚBLICA Y LOS EMPRENDIMIENTOS PRIVADOS Y COLECTIVOS EN EL SECTOR TURÍSTICO, MEDIANTE EL IMPULSO DE ESTRATEGIAS Y MECANISMOS QUE ESTIMULEN Y FACILITEN EL FINANCIAMIENTO DE PROYECTOS DE INVERSIÓN TURÍSTICA CON FINES SOCIOPRODUCTIVOS

UNIDAD DE MEDIDA: PROYECTO FINANCIADO **META:** 404

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE GESTIÓN DEL DESARROLLO TURÍSTICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 440071004 PROGRAMA PILOTO DE ESTÍMULO PARA LA PEQUEÑA Y MEDIANA EMPRESA SOCIOPRODUCTIVA

UNIDAD DE MEDIDA: PROYECTO **META:** 25

RESPONSABLE/EJECUTOR: MINTUR/DESPACHO DEL VICEMINISTRO DE GESTIÓN DEL DESARROLLO TURÍSTICO/ DIRECCIÓN GENERAL DE PROMOCIÓN E INVERSIONES TURÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.330**	**0**	**0**	**0**	**0**	**0**	**30.330**
402	01	00	00	Productos alimenticios y agropecuarios	9.000	0	0	0	0	0	9.000
402	01	01	00	Alimentos y bebidas para personas	9.000	0	0	0	0	0	9.000
402	05	00	00	Productos de papel, cartón e impresos	21.330	0	0	0	0	0	21.330
402	05	05	00	Material de enseñanza	11.730	0	0	0	0	0	11.730
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	9.600	0	0	0	0	0	9.600
403	**00**	**00**	**00**	**Servicios no personales**	**59.670**	**0**	**0**	**0**	**0**	**0**	**59.670**
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.300	0	0	0	0	0	12.300
403	07	02	00	Imprenta y reproducción	6.300	0	0	0	0	0	6.300
403	07	03	00	Relaciones sociales	6.000	0	0	0	0	0	6.000
403	09	00	00	Viáticos y pasajes	37.728	0	0	0	0	0	37.728
403	09	01	00	Viáticos y pasajes dentro del país	37.728	0	0	0	0	0	37.728
403	18	00	00	Impuestos indirectos	9.642	0	0	0	0	0	9.642
403	18	01	00	Impuesto al valor agregado	9.642	0	0	0	0	0	9.642
				Totales	**90.000**	**0**	**0**	**0**	**0**	**0**	**90.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116909 440072000 AMPLIACIÓN Y ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA

OBJETIVO DEL PROYECTO: ELEVAR EL ÍNDICE DE UTILIZACIÓN Y CONOCIMIENTO DE HERRAMIENTAS DE SOFTWARE LIBRE, MEDIANTE LA CAPACITACIÓN A LOS USUARIOS Y LA AMPLIACIÓN DE LOS SERVICIOS DE LA PLATAFORMA TECNOLÓGICA

UNIDAD DE MEDIDA: EQUIPO **META:** 98

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMA Y TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**297.857**	**0**	**0**	**0**	**0**	**0**	**297.857**
403	10	00	00	Servicios profesionales y técnicos	172.593	0	0	0	0	0	172.593
403	10	07	00	Servicios de capacitación y adiestramiento	172.593	0	0	0	0	0	172.593
403	18	00	00	Impuestos indirectos	125.264	0	0	0	0	0	125.264
403	18	01	00	Impuesto al valor agregado	125.264	0	0	0	0	0	125.264
404	**00**	**00**	**00**	**Activos reales**	**102.143**	**0**	**0**	**0**	**0**	**0**	**102.143**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	102.143	0	0	0	0	0	102.143
404	09	02	00	Equipos de computación	102.143	0	0	0	0	0	102.143
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116909 440072000 AMPLIACIÓN Y ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA

OBJETIVO DEL PROYECTO: ELEVAR EL ÍNDICE DE UTILIZACIÓN Y CONOCIMIENTO DE HERRAMIENTAS DE SOFTWARE LIBRE, MEDIANTE LA CAPACITACIÓN A LOS USUARIOS Y LA AMPLIACIÓN DE LOS SERVICIOS DE LA PLATAFORMA TECNOLÓGICA

UNIDAD DE MEDIDA: EQUIPO **META:** 98

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMA Y TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116909 440072000 AMPLIACIÓN Y ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA

OBJETIVO DEL PROYECTO: ELEVAR EL ÍNDICE DE UTILIZACIÓN Y CONOCIMIENTO DE HERRAMIENTAS DE SOFTWARE LIBRE, MEDIANTE LA CAPACITACIÓN A LOS USUARIOS Y LA AMPLIACIÓN DE LOS SERVICIOS DE LA PLATAFORMA TECNOLÓGICA

UNIDAD DE MEDIDA: EQUIPO **META:** 98

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMA Y TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 440072001 ADQUISICIÓN DE SISTEMA DE ALMACENAMIENTO Y EQUIPOS PARA LA PLATAFORMA TECNOLÓGICA

UNIDAD DE MEDIDA: EQUIPO **META:** 98

RESPONSABLE/EJECUTOR: MINTUR/ OFICINA DE SISTEMAS Y TECNOLOGÍA DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**297.857**	**0**	**0**	**0**	**0**	**0**	**297.857**
403	10	00	00	Servicios profesionales y técnicos	172.593	0	0	0	0	0	172.593
403	10	07	00	Servicios de capacitación y adiestramiento	172.593	0	0	0	0	0	172.593
403	18	00	00	Impuestos indirectos	125.264	0	0	0	0	0	125.264
403	18	01	00	Impuesto al valor agregado	125.264	0	0	0	0	0	125.264
404	**00**	**00**	**00**	**Activos reales**	**102.143**	**0**	**0**	**0**	**0**	**0**	**102.143**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	102.143	0	0	0	0	0	102.143
404	09	02	00	Equipos de computación	102.143	0	0	0	0	0	102.143
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116938 440073000 CONSOLIDACIÓN DE LAS ESTADÍSTICAS TURÍSTICAS

OBJETIVO DEL PROYECTO: BRINDAR INFORMACIÓN OPORTUNA Y VERAZ EN UN SISTEMA ÚNICO DE ESTADÍSTICAS, QUE TENGA POR OBJETO CONSTITUIRSE EN UN INSTRUMENTO EFICAZ PARA EL DISEÑO DE POLÍTICAS A TODOS LOS NIVELES DE LA ORGANIZACIÓN DESTINADAS AL DESARROLLO TURÍSTICO, TANTO NACIONAL COMO REGIONAL

UNIDAD DE MEDIDA: ENCUESTA **META:** 26

RESPONSABLE/EJECUTOR: OFICINA DE ESTADÍSTICAS TURÍSTICAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**97.719**	**0**	**0**	**0**	**0**	**0**	**97.719**
401	01	00	00	Sueldos, salarios y otras retribuciones	56.488	0	0	0	0	0	56.488
401	01	18	00	Remuneraciones al personal contratado	56.488	0	0	0	0	0	56.488
401	04	00	00	Complementos de sueldos y salarios	41.231	0	0	0	0	0	41.231
401	04	98	00	Otros complementos al personal contratado	41.231	0	0	0	0	0	41.231
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**66.149**	**0**	**0**	**0**	**0**	**0**	**66.149**
402	01	00	00	Productos alimenticios y agropecuarios	34.149	0	0	0	0	0	34.149
402	01	01	00	Alimentos y bebidas para personas	34.149	0	0	0	0	0	34.149
402	03	00	00	Textiles y vestuarios	25.000	0	0	0	0	0	25.000
402	03	02	00	Prendas de vestir	25.000	0	0	0	0	0	25.000
402	05	00	00	Productos de papel, cartón e impresos	4.000	0	0	0	0	0	4.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.000	0	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	3.000	0	0	0	0	0	3.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.000	0	0	0	0	0	3.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.436.132**	**0**	**0**	**0**	**0**	**0**	**1.436.132**
403	06	00	00	Servicios de transporte y almacenaje	4.000	0	0	0	0	0	4.000
403	06	01	00	Fletes y embalajes	4.000	0	0	0	0	0	4.000
403	09	00	00	Viáticos y pasajes	71.000	0	0	0	0	0	71.000
403	09	01	00	Viáticos y pasajes dentro del país	71.000	0	0	0	0	0	71.000
403	10	00	00	Servicios profesionales y técnicos	1.203.120	0	0	0	0	0	1.203.120
403	10	99	00	Otros servicios profesionales y técnicos	1.203.120	0	0	0	0	0	1.203.120
403	15	00	00	Servicios fiscales	8.000	0	0	0	0	0	8.000
403	15	02	00	Tasas y otros derechos obligatorios	8.000	0	0	0	0	0	8.000
403	18	00	00	Impuestos indirectos	150.012	0	0	0	0	0	150.012
403	18	01	00	Impuesto al valor agregado	150.012	0	0	0	0	0	150.012
				Totales	**1.600.000**	**0**	**0**	**0**	**0**	**0**	**1.600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116938 440073000 CONSOLIDACIÓN DE LAS ESTADÍSTICAS TURÍSTICAS

OBJETIVO DEL PROYECTO: BRINDAR INFORMACIÓN OPORTUNA Y VERAZ EN UN SISTEMA ÚNICO DE ESTADÍSTICAS, QUE TENGA POR OBJETO CONSTITUIRSE EN UN INSTRUMENTO EFICAZ PARA EL DISEÑO DE POLÍTICAS A TODOS LOS NIVELES DE LA ORGANIZACIÓN DESTINADAS AL DESARROLLO TURÍSTICO, TANTO NACIONAL COMO REGIONAL

UNIDAD DE MEDIDA: ENCUESTA **META:** 26

RESPONSABLE/EJECUTOR: OFICINA DE ESTADÍSTICAS TURÍSTICAS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116938 440073000 CONSOLIDACIÓN DE LAS ESTADÍSTICAS TURÍSTICAS

OBJETIVO DEL PROYECTO: BRINDAR INFORMACIÓN OPORTUNA Y VERAZ EN UN SISTEMA ÚNICO DE ESTADÍSTICAS, QUE TENGA POR OBJETO CONSTITUIRSE EN UN INSTRUMENTO EFICAZ PARA EL DISEÑO DE POLÍTICAS A TODOS LOS NIVELES DE LA ORGANIZACIÓN DESTINADAS AL DESARROLLO TURÍSTICO, TANTO NACIONAL COMO REGIONAL

UNIDAD DE MEDIDA: ENCUESTA **META:** 26

RESPONSABLE/EJECUTOR: OFICINA DE ESTADÍSTICAS TURÍSTICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 440073001 ENCUESTA DE TURISMO RECEPTIVO/EMISIVO/INTERNO

UNIDAD DE MEDIDA: ENCUESTA **META:** 26

RESPONSABLE/EJECUTOR: OFICINA DE ESTADÍSTICAS TURÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**97.719**	**0**	**0**	0	0	0	**97.719**
401	01	00	00	Sueldos, salarios y otras retribuciones	56.488	0	0	0	0	0	56.488
401	01	18	00	Remuneraciones al personal contratado	56.488	0	0	0	0	0	56.488
401	04	00	00	Complementos de sueldos y salarios	41.231	0	0	0	0	0	41.231
401	04	98	00	Otros complementos al personal contratado	41.231	0	0	0	0	0	41.231
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**66.149**	**0**	**0**	**0**	**0**	0	**66.149**
402	01	00	00	Productos alimenticios y agropecuarios	34.149	0	0	0	0	0	34.149
402	01	01	00	Alimentos y bebidas para personas	34.149	0	0	0	0	0	34.149
402	03	00	00	Textiles y vestuarios	25.000	0	0	0	0	0	25.000
402	03	02	00	Prendas de vestir	25.000	0	0	0	0	0	25.000
402	05	00	00	Productos de papel, cartón e impresos	4.000	0	0	0	0	0	4.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.000	0	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	3.000	0	0	0	0	0	3.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.000	0	0	0	0	0	3.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.436.132**	**0**	**0**	0	0	0	**1.436.132**
403	06	00	00	Servicios de transporte y almacenaje	4.000	0	0	0	0	0	4.000
403	06	01	00	Fletes y embalajes	4.000	0	0	0	0	0	4.000
403	09	00	00	Viáticos y pasajes	71.000	0	0	0	0	0	71.000
403	09	01	00	Viáticos y pasajes dentro del país	71.000	0	0	0	0	0	71.000
403	10	00	00	Servicios profesionales y técnicos	1.203.120	0	0	0	0	0	1.203.120
403	10	99	00	Otros servicios profesionales y técnicos	1.203.120	0	0	0	0	0	1.203.120
403	15	00	00	Servicios fiscales	8.000	0	0	0	0	0	8.000
403	15	02	00	Tasas y otros derechos obligatorios	8.000	0	0	0	0	0	8.000
403	18	00	00	Impuestos indirectos	150.012	0	0	0	0	0	150.012

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PROYECTO: 116938 440073000 CONSOLIDACIÓN DE LAS ESTADÍSTICAS TURÍSTICAS

OBJETIVO DEL PROYECTO: BRINDAR INFORMACIÓN OPORTUNA Y VERAZ EN UN SISTEMA ÚNICO DE ESTADÍSTICAS, QUE TENGA POR OBJETO CONSTITUIRSE EN UN INSTRUMENTO EFICAZ PARA EL DISEÑO DE POLÍTICAS A TODOS LOS NIVELES DE LA ORGANIZACIÓN DESTINADAS AL DESARROLLO TURÍSTICO, TANTO NACIONAL COMO REGIONAL

UNIDAD DE MEDIDA: ENCUESTA **META:** 26

RESPONSABLE/EJECUTOR: OFICINA DE ESTADÍSTICAS TURÍSTICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 440073001 ENCUESTA DE TURISMO RECEPTIVO/EMISIVO/INTERNO

UNIDAD DE MEDIDA: ENCUESTA **META:** 26

RESPONSABLE/EJECUTOR: OFICINA DE ESTADÍSTICAS TURÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	150.012	0	0	0	0	0	150.012
				Totales	**1.600.000**	0	0	0	0	0	**1.600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 44 - 35

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116917 440074000 PLAN NACIONAL DE DIFUSIÓN TURÍSTICA

OBJETIVO DEL PROYECTO: PROYECTAR LA GESTIÓN TURÍSTICA DESARROLLADA, A TRAVÉS DE LOS PROYECTOS Y ACCIONES QUE SE ADELANTAN EN TODO EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**84.100**	**0**	**0**	**0**	**0**	**0**	**84.100**
402	01	00	00	Productos alimenticios y agropecuarios	42.000	0	0	0	0	0	42.000
402	01	01	00	Alimentos y bebidas para personas	42.000	0	0	0	0	0	42.000
402	03	00	00	Textiles y vestuarios	40.000	0	0	0	0	0	40.000
402	03	02	00	Prendas de vestir	40.000	0	0	0	0	0	40.000
402	05	00	00	Productos de papel, cartón e impresos	2.100	0	0	0	0	0	2.100
402	05	03	00	Productos de papel y cartón para oficina	2.100	0	0	0	0	0	2.100
403	**00**	**00**	**00**	**Servicios no personales**	**1.446.106**	**0**	**0**	**0**	**0**	**0**	**1.446.106**
403	07	00	00	Servicios de información, impresión y relaciones públicas	807.206	0	0	0	0	0	807.206
403	07	01	00	Publicidad y propaganda	770.206	0	0	0	0	0	770.206
403	07	02	00	Imprenta y reproducción	37.000	0	0	0	0	0	37.000
403	09	00	00	Viáticos y pasajes	548.776	0	0	0	0	0	548.776
403	09	01	00	Viáticos y pasajes dentro del país	548.776	0	0	0	0	0	548.776
403	15	00	00	Servicios fiscales	3.775	0	0	0	0	0	3.775
403	15	02	00	Tasas y otros derechos obligatorios	3.775	0	0	0	0	0	3.775
403	18	00	00	Impuestos indirectos	86.349	0	0	0	0	0	86.349
403	18	01	00	Impuesto al valor agregado	86.349	0	0	0	0	0	86.349
				Totales	**1.530.206**	**0**	**0**	**0**	**0**	**0**	**1.530.206**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116917 440074000 PLAN NACIONAL DE DIFUSIÓN TURÍSTICA

OBJETIVO DEL PROYECTO: PROYECTAR LA GESTIÓN TURÍSTICA DESARROLLADA, A TRAVÉS DE LOS PROYECTOS Y ACCIONES QUE SE ADELANTAN EN TODO EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116917 440074000 PLAN NACIONAL DE DIFUSIÓN TURÍSTICA

OBJETIVO DEL PROYECTO: PROYECTAR LA GESTIÓN TURÍSTICA DESARROLLADA, A TRAVÉS DE LOS PROYECTOS Y ACCIONES QUE SE ADELANTAN EN TODO EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 440074001 CAMPAÑAS DE DIFUSIÓN

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**84.100**	**0**	**0**	**0**	**0**	**0**	**84.100**
402	01	00	00	Productos alimenticios y agropecuarios	42.000	0	0	0	0	0	42.000
402	01	01	00	Alimentos y bebidas para personas	42.000	0	0	0	0	0	42.000
402	03	00	00	Textiles y vestuarios	40.000	0	0	0	0	0	40.000
402	03	02	00	Prendas de vestir	40.000	0	0	0	0	0	40.000
402	05	00	00	Productos de papel, cartón e impresos	2.100	0	0	0	0	0	2.100
402	05	03	00	Productos de papel y cartón para oficina	2.100	0	0	0	0	0	2.100
403	**00**	**00**	**00**	**Servicios no personales**	**1.446.106**	**0**	**0**	**0**	**0**	**0**	**1.446.106**
403	07	00	00	Servicios de información, impresión y relaciones públicas	807.206	0	0	0	0	0	807.206
403	07	01	00	Publicidad y propaganda	770.206	0	0	0	0	0	770.206
403	07	02	00	Imprenta y reproducción	37.000	0	0	0	0	0	37.000
403	09	00	00	Viáticos y pasajes	548.776	0	0	0	0	0	548.776
403	09	01	00	Viáticos y pasajes dentro del país	548.776	0	0	0	0	0	548.776
403	15	00	00	Servicios fiscales	3.775	0	0	0	0	0	3.775
403	15	02	00	Tasas y otros derechos obligatorios	3.775	0	0	0	0	0	3.775
403	18	00	00	Impuestos indirectos	86.349	0	0	0	0	0	86.349
403	18	01	00	Impuesto al valor agregado	86.349	0	0	0	0	0	86.349
				Totales	**1.530.206**	**0**	**0**	**0**	**0**	**0**	**1.530.206**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116983 440075000 EVALUACIÓN DE LA CALIDAD DE LOS SERVICIOS TURÍSTICOS

OBJETIVO DEL PROYECTO: SUPERVISAR Y EVALUAR DE FORMA OPORTUNA EL SERVICIO OFRECIDO POR LOS PRESTADORES DE SERVICIOS TURÍSTICOS, ASÍ COMO LA VERIFICACIÓN Y CONTROL DEL CUMPLIMIENTO DE LAS NORMATIVAS ESTABLECIDAS. EJECUTAR LAS NOTIFICACIONES DE EJECUCIÓN DE LAS SANCIONES ADMINISTRATIVAS Y PROCEDIMIENTOS SANCIONATORIOS EMITIDOS POR EL ÓRGANO SUSTANCIADOR DE LA CONSULTORÍA JURÍDICA, MEDIANTE NOTIFICACIÓN DE LAS DECISIONES

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 300

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE CALIDAD Y SERVICIOS TURÍSTICOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**91.860**	**0**	**0**	**0**	**0**	**0**	**91.860**
402	01	00	00	Productos alimenticios y agropecuarios	32.150	0	0	0	0	0	32.150
402	01	01	00	Alimentos y bebidas para personas	32.150	0	0	0	0	0	32.150
402	03	00	00	Textiles y vestuarios	19.800	0	0	0	0	0	19.800
402	03	02	00	Prendas de vestir	19.800	0	0	0	0	0	19.800
402	05	00	00	Productos de papel, cartón e impresos	15.500	0	0	0	0	0	15.500
402	05	03	00	Productos de papel y cartón para oficina	1.300	0	0	0	0	0	1.300
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	14.200	0	0	0	0	0	14.200
402	10	00	00	Productos varios y útiles diversos	8.500	0	0	0	0	0	8.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.500	0	0	0	0	0	8.500
402	99	00	00	Otros materiales y suministros	15.910	0	0	0	0	0	15.910
402	99	01	00	Otros materiales y suministros	15.910	0	0	0	0	0	15.910
403	**00**	**00**	**00**	**Servicios no personales**	**158.140**	**0**	**0**	**0**	**0**	**0**	**158.140**
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.500	0	0	0	0	0	17.500
403	07	01	00	Publicidad y propaganda	17.500	0	0	0	0	0	17.500
403	09	00	00	Viáticos y pasajes	113.855	0	0	0	0	0	113.855
403	09	01	00	Viáticos y pasajes dentro del país	113.855	0	0	0	0	0	113.855
403	18	00	00	Impuestos indirectos	26.785	0	0	0	0	0	26.785
403	18	01	00	Impuesto al valor agregado	26.785	0	0	0	0	0	26.785
				Totales	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116983 440075000 EVALUACIÓN DE LA CALIDAD DE LOS SERVICIOS TURÍSTICOS

OBJETIVO DEL PROYECTO: SUPERVISAR Y EVALUAR DE FORMA OPORTUNA EL SERVICIO OFRECIDO POR LOS PRESTADORES DE SERVICIOS TURÍSTICOS, ASÍ COMO LA VERIFICACIÓN Y CONTROL DEL CUMPLIMIENTO DE LAS NORMATIVAS ESTABLECIDAS. EJECUTAR LAS NOTIFICACIONES DE EJECUCIÓN DE LAS SANCIONES ADMINISTRATIVAS Y PROCEDIMIENTOS SANCIONATORIOS EMITIDOS POR EL ÓRGANO SUSTANCIADOR DE LA CONSULTORÍA JURÍDICA, MEDIANTE NOTIFICACIÓN DE LAS DECISIONES

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 300

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE CALIDAD Y SERVICIOS TURÍSTICOS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116983 440075000 EVALUACIÓN DE LA CALIDAD DE LOS SERVICIOS TURÍSTICOS

OBJETIVO DEL PROYECTO: SUPERVISAR Y EVALUAR DE FORMA OPORTUNA EL SERVICIO OFRECIDO POR LOS PRESTADORES DE SERVICIOS TURÍSTICOS, ASÍ COMO LA VERIFICACIÓN Y CONTROL DEL CUMPLIMIENTO DE LAS NORMATIVAS ESTABLECIDAS. EJECUTAR LAS NOTIFICACIONES DE EJECUCIÓN DE LAS SANCIONES ADMINISTRATIVAS Y PROCEDIMIENTOS SANCIONATORIOS EMITIDOS POR EL ÓRGANO SUSTANCIADOR DE LA CONSULTORÍA JURÍDICA, MEDIANTE NOTIFICACIÓN DE LAS DECISIONES

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 300

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE CALIDAD Y SERVICIOS TURÍSTICOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 440075001 INSPECCIONES EN OPERATIVOS PLANIFICADOS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 300

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE CALIDAD Y SERVICIOS TURÍSTICOS - DIRECCIÓN GENERAL DE INSPECCIÓN Y FISCALIZACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**84.010**	**0**	**0**	**0**	**0**	**0**	**84.010**
402	01	00	00	Productos alimenticios y agropecuarios	25.600	0	0	0	0	0	25.600
402	01	01	00	Alimentos y bebidas para personas	25.600	0	0	0	0	0	25.600
402	03	00	00	Textiles y vestuarios	19.800	0	0	0	0	0	19.800
402	03	02	00	Prendas de vestir	19.800	0	0	0	0	0	19.800
402	05	00	00	Productos de papel, cartón e impresos	14.200	0	0	0	0	0	14.200
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	14.200	0	0	0	0	0	14.200
402	10	00	00	Productos varios y útiles diversos	8.500	0	0	0	0	0	8.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.500	0	0	0	0	0	8.500
402	99	00	00	Otros materiales y suministros	15.910	0	0	0	0	0	15.910
402	99	01	00	Otros materiales y suministros	15.910	0	0	0	0	0	15.910
403	**00**	**00**	**00**	**Servicios no personales**	**115.990**	**0**	**0**	**0**	**0**	**0**	**115.990**
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.500	0	0	0	0	0	17.500
403	07	01	00	Publicidad y propaganda	17.500	0	0	0	0	0	17.500
403	09	00	00	Viáticos y pasajes	77.062	0	0	0	0	0	77.062
403	09	01	00	Viáticos y pasajes dentro del país	77.062	0	0	0	0	0	77.062
403	18	00	00	Impuestos indirectos	21.428	0	0	0	0	0	21.428
403	18	01	00	Impuesto al valor agregado	21.428	0	0	0	0	0	21.428
				Totales	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116983 440075000 EVALUACIÓN DE LA CALIDAD DE LOS SERVICIOS TURÍSTICOS

OBJETIVO DEL PROYECTO: SUPERVISAR Y EVALUAR DE FORMA OPORTUNA EL SERVICIO OFRECIDO POR LOS PRESTADORES DE SERVICIOS TURÍSTICOS, ASÍ COMO LA VERIFICACIÓN Y CONTROL DEL CUMPLIMIENTO DE LAS NORMATIVAS ESTABLECIDAS. EJECUTAR LAS NOTIFICACIONES DE EJECUCIÓN DE LAS SANCIONES ADMINISTRATIVAS Y PROCEDIMIENTOS SANCIONATORIOS EMITIDOS POR EL ÓRGANO SUSTANCIADOR DE LA CONSULTORÍA JURÍDICA, MEDIANTE NOTIFICACIÓN DE LAS DECISIONES

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 300

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE CALIDAD Y SERVICIOS TURÍSTICOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 440075002 NOTIFICACIÓN Y APLICACIÓN DE SANCIONES ADMINISTRATIVAS

UNIDAD DE MEDIDA: NOTIFICACIÓN **META:** 70

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE CALIDAD Y SERVICIOS TURÍSTICOS - DIRECCIÓN GENERAL DE INSPECCIÓN Y FISCALIZACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.850**	**0**	**0**	**0**	**0**	**0**	**7.850**
402	01	00	00	Productos alimenticios y agropecuarios	6.550	0	0	0	0	0	6.550
402	01	01	00	Alimentos y bebidas para personas	6.550	0	0	0	0	0	6.550
402	05	00	00	Productos de papel, cartón e impresos	1.300	0	0	0	0	0	1.300
402	05	03	00	Productos de papel y cartón para oficina	1.300	0	0	0	0	0	1.300
403	**00**	**00**	**00**	**Servicios no personales**	**42.150**	**0**	**0**	**0**	**0**	**0**	**42.150**
403	09	00	00	Viáticos y pasajes	36.793	0	0	0	0	0	36.793
403	09	01	00	Viáticos y pasajes dentro del país	36.793	0	0	0	0	0	36.793
403	18	00	00	Impuestos indirectos	5.357	0	0	0	0	0	5.357
403	18	01	00	Impuesto al valor agregado	5.357	0	0	0	0	0	5.357
				Totales	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116999 440076000 TURISMO COMUNAL

OBJETIVO DEL PROYECTO: IMPLANTAR SETENTA (70) EMPRESAS DE PROPIEDAD SOCIAL COMUNAL EN SUS MODALIDADES DIRECTA, INDIRECTA Y UNIDADES PRODUCTIVAS FAMILIARES, BAJO UN MODELO DE GESTIÓN BASADO EN RELACIONES SOCIALISTAS DE PRODUCCIÓN, VALORES DEMOCRÁTICOS DE JUSTICIA Y SOLIDARIDAD, EN ARAS DEL FORTALECIMIENTO DE LAS CAPACIDADES COMUNITARIAS PARA LA INCORPORACIÓN DEL PUEBLO ORGANIZADO COMO PRESTADORES DE SERVICIOS TURÍSTICOS

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 70

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE GESTIÓN DEL DESARROLLO TURÍSTICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**78.161**	**0**	**0**	**0**	**0**	**0**	**78.161**
402	01	00	00	Productos alimenticios y agropecuarios	54.500	0	0	0	0	0	54.500
402	01	01	00	Alimentos y bebidas para personas	54.500	0	0	0	0	0	54.500
402	03	00	00	Textiles y vestuarios	12.000	0	0	0	0	0	12.000
402	03	02	00	Prendas de vestir	12.000	0	0	0	0	0	12.000
402	99	00	00	Otros materiales y suministros	11.661	0	0	0	0	0	11.661
402	99	01	00	Otros materiales y suministros	11.661	0	0	0	0	0	11.661
403	**00**	**00**	**00**	**Servicios no personales**	**340.819**	**0**	**0**	**0**	**0**	**0**	**340.819**
403	07	00	00	Servicios de información, impresión y relaciones públicas	40.100	0	0	0	0	0	40.100
403	07	01	00	Publicidad y propaganda	38.400	0	0	0	0	0	38.400
403	07	02	00	Imprenta y reproducción	1.700	0	0	0	0	0	1.700
403	09	00	00	Viáticos y pasajes	195.497	0	0	0	0	0	195.497
403	09	01	00	Viáticos y pasajes dentro del país	195.497	0	0	0	0	0	195.497
403	15	00	00	Servicios fiscales	3.000	0	0	0	0	0	3.000
403	15	02	00	Tasas y otros derechos obligatorios	3.000	0	0	0	0	0	3.000
403	18	00	00	Impuestos indirectos	43.488	0	0	0	0	0	43.488
403	18	01	00	Impuesto al valor agregado	43.488	0	0	0	0	0	43.488
403	99	00	00	Otros servicios no personales	58.734	0	0	0	0	0	58.734
403	99	01	00	Otros servicios no personales	58.734	0	0	0	0	0	58.734
407	**00**	**00**	**00**	**Transferencias y donaciones**	**181.020**	**0**	**0**	**0**	**0**	**0**	**181.020**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	181.020	0	0	0	0	0	181.020
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	181.020	0	0	0	0	0	181.020
407	12	02	01	Transferencias de Capital a Consejos Comunales	181.020	0	0	0	0	0	181.020
				Totales	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116999 440076000 TURISMO COMUNAL

OBJETIVO DEL PROYECTO: IMPLANTAR SETENTA (70) EMPRESAS DE PROPIEDAD SOCIAL COMUNAL EN SUS MODALIDADES DIRECTA, INDIRECTA Y UNIDADES PRODUCTIVAS FAMILIARES, BAJO UN MODELO DE GESTIÓN BASADO EN RELACIONES SOCIALISTAS DE PRODUCCIÓN, VALORES DEMOCRÁTICOS DE JUSTICIA Y SOLIDARIDAD, EN ARAS DEL FORTALECIMIENTO DE LAS CAPACIDADES COMUNITARIAS PARA LA INCORPORACIÓN DEL PUEBLO ORGANIZADO COMO PRESTADORES DE SERVICIOS TURÍSTICOS

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 70

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE GESTIÓN DEL DESARROLLO TURÍSTICO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116999 440076000 TURISMO COMUNAL

OBJETIVO DEL PROYECTO: IMPLANTAR SETENTA (70) EMPRESAS DE PROPIEDAD SOCIAL COMUNAL EN SUS MODALIDADES DIRECTA, INDIRECTA Y UNIDADES PRODUCTIVAS FAMILIARES, BAJO UN MODELO DE GESTIÓN BASADO EN RELACIONES SOCIALISTAS DE PRODUCCIÓN, VALORES DEMOCRÁTICOS DE JUSTICIA Y SOLIDARIDAD, EN ARAS DEL FORTALECIMIENTO DE LAS CAPACIDADES COMUNITARIAS PARA LA INCORPORACIÓN DEL PUEBLO ORGANIZADO COMO PRESTADORES DE SERVICIOS TURÍSTICOS

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 70

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE GESTIÓN DEL DESARROLLO TURÍSTICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 440076001 CREACIÓN Y PUESTA EN SERVICIOS DE EMPRESAS DE PROPIEDAD SOCIAL COMUNAL (EPSC)

UNIDAD DE MEDIDA: EMPRESA **META:** 50

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN DEL DESARROLLO TURÍSTICO - DIRECCIÓN GENERAL DE TURISMO POPULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**48.500**	**0**	**0**	**0**	**0**	**0**	**48.500**
402	01	00	00	Productos alimenticios y agropecuarios	36.500	0	0	0	0	0	36.500
402	01	01	00	Alimentos y bebidas para personas	36.500	0	0	0	0	0	36.500
402	03	00	00	Textiles y vestuarios	12.000	0	0	0	0	0	12.000
402	03	02	00	Prendas de vestir	12.000	0	0	0	0	0	12.000
403	**00**	**00**	**00**	**Servicios no personales**	**156.821**	**0**	**0**	**0**	**0**	**0**	**156.821**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.700	0	0	0	0	0	1.700
403	07	02	00	Imprenta y reproducción	1.700	0	0	0	0	0	1.700
403	09	00	00	Viáticos y pasajes	126.168	0	0	0	0	0	126.168
403	09	01	00	Viáticos y pasajes dentro del pais	126.168	0	0	0	0	0	126.168
403	15	00	00	Servicios fiscales	3.000	0	0	0	0	0	3.000
403	15	02	00	Tasas y otros derechos obligatorios	3.000	0	0	0	0	0	3.000
403	18	00	00	Impuestos indirectos	25.953	0	0	0	0	0	25.953
403	18	01	00	Impuesto al valor agregado	25.953	0	0	0	0	0	25.953
407	**00**	**00**	**00**	**Transferencias y donaciones**	**181.020**	**0**	**0**	**0**	**0**	**0**	**181.020**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	181.020	0	0	0	0	0	181.020
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	181.020	0	0	0	0	0	181.020
407	12	02	01	Transferencias de Capital a Consejos Comunales	181.020	0	0	0	0	0	181.020
				Totales	**386.341**	**0**	**0**	**0**	**0**	**0**	**386.341**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116999 440076000 TURISMO COMUNAL

OBJETIVO DEL PROYECTO: IMPLANTAR SETENTA (70) EMPRESAS DE PROPIEDAD SOCIAL COMUNAL EN SUS MODALIDADES DIRECTA, INDIRECTA Y UNIDADES PRODUCTIVAS FAMILIARES, BAJO UN MODELO DE GESTIÓN BASADO EN RELACIONES SOCIALISTAS DE PRODUCCIÓN, VALORES DEMOCRÁTICOS DE JUSTICIA Y SOLIDARIDAD, EN ARAS DEL FORTALECIMIENTO DE LAS CAPACIDADES COMUNITARIAS PARA LA INCORPORACIÓN DEL PUEBLO ORGANIZADO COMO PRESTADORES DE SERVICIOS TURÍSTICOS

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 70

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE GESTIÓN DEL DESARROLLO TURÍSTICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 440076002 IMPULSO DE UNIDADES PRODUCTIVAS FAMILIARES

UNIDAD DE MEDIDA: UNIDAD **META:** 20

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN DEL DESARROLLO TURÍSTICO - DIRECCIÓN GENERAL DE TURISMO POPULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**29.661**	**0**	**0**	**0**	**0**	**0**	**29.661**
402	01	00	00	Productos alimenticios y agropecuarios	18.000	0	0	0	0	0	18.000
402	01	01	00	Alimentos y bebidas para personas	18.000	0	0	0	0	0	18.000
402	99	00	00	Otros materiales y suministros	11.661	0	0	0	0	0	11.661
402	99	01	00	Otros materiales y suministros	11.661	0	0	0	0	0	11.661
403	**00**	**00**	**00**	**Servicios no personales**	**183.998**	**0**	**0**	**0**	**0**	**0**	**183.998**
403	07	00	00	Servicios de información, impresión y relaciones públicas	38.400	0	0	0	0	0	38.400
403	07	01	00	Publicidad y propaganda	38.400	0	0	0	0	0	38.400
403	09	00	00	Viáticos y pasajes	69.329	0	0	0	0	0	69.329
403	09	01	00	Viáticos y pasajes dentro del pais	69.329	0	0	0	0	0	69.329
403	18	00	00	Impuestos indirectos	17.535	0	0	0	0	0	17.535
403	18	01	00	Impuesto al valor agregado	17.535	0	0	0	0	0	17.535
403	99	00	00	Otros servicios no personales	58.734	0	0	0	0	0	58.734
403	99	01	00	Otros servicios no personales	58.734	0	0	0	0	0	58.734
				Totales	**213.659**	**0**	**0**	**0**	**0**	**0**	**213.659**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116980 440077000 FORTALECIMIENTO DEL PLAN NACIONAL DE CALIDAD TURÍSTICA

OBJETIVO DEL PROYECTO: IMPLANTAR Y EVALUAR INSTRUMENTOS NORMATIVOS Y TÉCNICOS QUE PERMITAN EL USO Y DISFRUTE DE SERVICIOS TURÍSTICOS DE CALIDAD, POR PARTE DE LOS INTEGRANTES DEL SISTEMA TURÍSTICO NACIONAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 54

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE CALIDAD Y SERVICIOS TURÍSTICOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**104.838**	**0**	**0**	**0**	**0**	**0**	**104.838**
402	01	00	00	Productos alimenticios y agropecuarios	91.029	0	0	0	0	0	91.029
402	01	01	00	Alimentos y bebidas para personas	91.029	0	0	0	0	0	91.029
402	06	00	00	Productos químicos y derivados	2.840	0	0	0	0	0	2.840
402	06	04	00	Productos farmacéuticos y medicamentos	2.840	0	0	0	0	0	2.840
402	10	00	00	Productos varios y útiles diversos	2.140	0	0	0	0	0	2.140
402	10	99	00	Otros productos y útiles diversos	2.140	0	0	0	0	0	2.140
402	99	00	00	Otros materiales y suministros	8.829	0	0	0	0	0	8.829
402	99	01	00	Otros materiales y suministros	8.829	0	0	0	0	0	8.829
403	**00**	**00**	**00**	**Servicios no personales**	**291.827**	**0**	**0**	**0**	**0**	**0**	**291.827**
403	07	00	00	Servicios de información, impresión y relaciones públicas	125.085	0	0	0	0	0	125.085
403	07	03	00	Relaciones sociales	125.085	0	0	0	0	0	125.085
403	09	00	00	Viáticos y pasajes	100.142	0	0	0	0	0	100.142
403	09	01	00	Viáticos y pasajes dentro del país	100.142	0	0	0	0	0	100.142
403	15	00	00	Servicios fiscales	11.200	0	0	0	0	0	11.200
403	15	02	00	Tasas y otros derechos obligatorios	11.200	0	0	0	0	0	11.200
403	18	00	00	Impuestos indirectos	42.500	0	0	0	0	0	42.500
403	18	01	00	Impuesto al valor agregado	42.500	0	0	0	0	0	42.500
403	99	00	00	Otros servicios no personales	12.900	0	0	0	0	0	12.900
403	99	01	00	Otros servicios no personales	12.900	0	0	0	0	0	12.900
				Totales	**396.665**	**0**	**0**	**0**	**0**	**0**	**396.665**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116980 440077000 FORTALECIMIENTO DEL PLAN NACIONAL DE CALIDAD TURÍSTICA

OBJETIVO DEL PROYECTO: IMPLANTAR Y EVALUAR INSTRUMENTOS NORMATIVOS Y TÉCNICOS QUE PERMITAN EL USO Y DISFRUTE DE SERVICIOS TURÍSTICOS DE CALIDAD, POR PARTE DE LOS INTEGRANTES DEL SISTEMA TURÍSTICO NACIONAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 54

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE CALIDAD Y SERVICIOS TURÍSTICOS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116980 440077000 FORTALECIMIENTO DEL PLAN NACIONAL DE CALIDAD TURÍSTICA

OBJETIVO DEL PROYECTO: IMPLANTAR Y EVALUAR INSTRUMENTOS NORMATIVOS Y TÉCNICOS QUE PERMITAN EL USO Y DISFRUTE DE SERVICIOS TURÍSTICOS DE CALIDAD, POR PARTE DE LOS INTEGRANTES DEL SISTEMA TURÍSTICO NACIONAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 54

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE CALIDAD Y SERVICIOS TURÍSTICOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 440077001 INSTRUMENTOS NORMATIVOS Y TÉCNICOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD TURÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.900**	**0**	**0**	**0**	**0**	0	**25.900**
402	01	00	00	Productos alimenticios y agropecuarios	22.700	0	0	0	0	0	22.700
402	01	01	00	Alimentos y bebidas para personas	22.700	0	0	0	0	0	22.700
402	10	00	00	Productos varios y útiles diversos	540	0	0	0	0	0	540
402	10	99	00	Otros productos y útiles diversos	540	0	0	0	0	0	540
402	99	00	00	Otros materiales y suministros	2.660	0	0	0	0	0	2.660
402	99	01	00	Otros materiales y suministros	2.660	0	0	0	0	0	2.660
403	**00**	**00**	**00**	**Servicios no personales**	**74.100**	**0**	**0**	**0**	**0**	0	**74.100**
403	07	00	00	Servicios de información, impresión y relaciones públicas	26.485	0	0	0	0	0	26.485
403	07	03	00	Relaciones sociales	26.485	0	0	0	0	0	26.485
403	09	00	00	Viáticos y pasajes	27.200	0	0	0	0	0	27.200
403	09	01	00	Viáticos y pasajes dentro del país	27.200	0	0	0	0	0	27.200
403	15	00	00	Servicios fiscales	5.200	0	0	0	0	0	5.200
403	15	02	00	Tasas y otros derechos obligatorios	5.200	0	0	0	0	0	5.200
403	18	00	00	Impuestos indirectos	10.715	0	0	0	0	0	10.715
403	18	01	00	Impuesto al valor agregado	10.715	0	0	0	0	0	10.715
403	99	00	00	Otros servicios no personales	4.500	0	0	0	0	0	4.500
403	99	01	00	Otros servicios no personales	4.500	0	0	0	0	0	4.500
				Totales	**100.000**	**0**	**0**	**0**	**0**	0	**100.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 116980 440077000 FORTALECIMIENTO DEL PLAN NACIONAL DE CALIDAD TURÍSTICA

OBJETIVO DEL PROYECTO: IMPLANTAR Y EVALUAR INSTRUMENTOS NORMATIVOS Y TÉCNICOS QUE PERMITAN EL USO Y DISFRUTE DE SERVICIOS TURÍSTICOS DE CALIDAD, POR PARTE DE LOS INTEGRANTES DEL SISTEMA TURÍSTICO NACIONAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 54

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE CALIDAD Y SERVICIOS TURÍSTICOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 440077002 PROCEDIMIENTOS DE CATEGORIZACIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 50

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD TURÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**78.938**	**0**	**0**	**0**	**0**	**0**	**78.938**
402	01	00	00	Productos alimenticios y agropecuarios	68.329	0	0	0	0	0	68.329
402	01	01	00	Alimentos y bebidas para personas	68.329	0	0	0	0	0	68.329
402	06	00	00	Productos químicos y derivados	2.840	0	0	0	0	0	2.840
402	06	04	00	Productos farmacéuticos y medicamentos	2.840	0	0	0	0	0	2.840
402	10	00	00	Productos varios y útiles diversos	1.600	0	0	0	0	0	1.600
402	10	99	00	Otros productos y útiles diversos	1.600	0	0	0	0	0	1.600
402	99	00	00	Otros materiales y suministros	6.169	0	0	0	0	0	6.169
402	99	01	00	Otros materiales y suministros	6.169	0	0	0	0	0	6.169
403	**00**	**00**	**00**	**Servicios no personales**	**217.727**	**0**	**0**	**0**	**0**	**0**	**217.727**
403	07	00	00	Servicios de información, impresión y relaciones públicas	98.600	0	0	0	0	0	98.600
403	07	03	00	Relaciones sociales	98.600	0	0	0	0	0	98.600
403	09	00	00	Viáticos y pasajes	72.942	0	0	0	0	0	72.942
403	09	01	00	Viáticos y pasajes dentro del país	72.942	0	0	0	0	0	72.942
403	15	00	00	Servicios fiscales	6.000	0	0	0	0	0	6.000
403	15	02	00	Tasas y otros derechos obligatorios	6.000	0	0	0	0	0	6.000
403	18	00	00	Impuestos indirectos	31.785	0	0	0	0	0	31.785
403	18	01	00	Impuesto al valor agregado	31.785	0	0	0	0	0	31.785
403	99	00	00	Otros servicios no personales	8.400	0	0	0	0	0	8.400
403	99	01	00	Otros servicios no personales	8.400	0	0	0	0	0	8.400
				Totales	**296.665**	**0**	**0**	**0**	**0**	**0**	**296.665**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PROYECTO: 449999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS FINANCIEROS PARA ASEGURAR LA EJECUCIÓN DE LOS PROYECTOS TURÍSTICOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.000.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.000.000**	**0**	**0**	**0**	**0**	**0**	**7.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	7.000.000	0	0	0	0	0	7.000.000
407	01	03	00	Transferencias corrientes internas al sector público	7.000.000	0	0	0	0	0	7.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	7.000.000	0	0	0	0	0	7.000.000
				Totales	**7.000.000**	**0**	**0**	**0**	**0**	**0**	**7.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PROYECTO: 449999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS FINANCIEROS PARA ASEGURAR LA EJECUCIÓN DE LOS PROYECTOS TURÍSTICOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.000.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.000.000**	**0**	**0**	**0**	**0**	**0**	**7.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	7.000.000	0	0	0	0	0	7.000.000
407	01	03	00	Transferencias corrientes internas al sector público	7.000.000	0	0	0	0	0	7.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	7.000.000	0	0	0	0	0	7.000.000
				- A0943 Colegio Universitario Hotel Escuela de los Andes Venezolanos (CUHELAV)	7.000.000	0	0	0	0	0	7.000.000
				Totales	**7.000.000**	**0**	**0**	**0**	**0**	**0**	**7.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PROYECTO: 449999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS FINANCIEROS PARA ASEGURAR LA EJECUCIÓN DE LOS PROYECTOS TURÍSTICOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.000.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 449999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE COLEGIO UNIVERSITARIO HOTEL ESCUELA DE LOS ANDES VENEZOLANOS (CUHELAV)

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.000.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.000.000**	**0**	**0**	**0**	**0**	**0**	**7.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	7.000.000	0	0	0	0	0	7.000.000
407	01	03	00	Transferencias corrientes internas al sector público	7.000.000	0	0	0	0	0	7.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	7.000.000	0	0	0	0	0	7.000.000
				Totales	**7.000.000**	**0**	**0**	**0**	**0**	**0**	**7.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **ACCIÓN CENTRALIZADA:** 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**117.316.744**	**0**	**0**	**0**	**0**	**0**	**117.316.744**
401	01	00	00	Sueldos, salarios y otras retribuciones	19.374.442	0	0	0	0	0	19.374.442
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.001.459	0	0	0	0	0	2.001.459
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	7.111.864	0	0	0	0	0	7.111.864
401	01	18	00	Remuneraciones al personal contratado	9.527.477	0	0	0	0	0	9.527.477
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.662	0	0	0	0	0	25.662
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	707.980	0	0	0	0	0	707.980
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.968.833	0	0	0	0	0	1.968.833
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	783.753	0	0	0	0	0	783.753
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.185.080	0	0	0	0	0	1.185.080
401	03	00	00	Primas	7.561.614	0	0	0	0	0	7.561.614
401	03	01	00	Primas por mérito a empleados	11.369	0	0	0	0	0	11.369
401	03	02	00	Primas de transporte a empleados	282.040	0	0	0	0	0	282.040
401	03	04	00	Primas por hijos a empleados	142.850	0	0	0	0	0	142.850
401	03	08	00	Primas de profesionalización a empleados	202.093	0	0	0	0	0	202.093
401	03	09	00	Primas por antigüedad a empleados	732.354	0	0	0	0	0	732.354
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	235.905	0	0	0	0	0	235.905
401	03	19	00	Primas por hijos de obreros	1.369.700	0	0	0	0	0	1.369.700
401	03	21	00	Primas por antigüedad a obreros	1.431.241	0	0	0	0	0	1.431.241
401	03	22	00	Primas de profesionalización a obreros	122.739	0	0	0	0	0	122.739
401	03	37	00	Primas de transporte al personal contratado	934.400	0	0	0	0	0	934.400
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	66.633	0	0	0	0	0	66.633
401	03	95	00	Otras primas al personal de alto nivel y de dirección	2.030.290	0	0	0	0	0	2.030.290
401	04	00	00	Complementos de sueldos y salarios	25.337.190	0	0	0	0	0	25.337.190
401	04	06	00	Complemento a empleados por comisión de servicios	855.350	0	0	0	0	0	855.350
401	04	08	00	Bono compensatorio de alimentación a empleados	2.541.000	0	0	0	0	0	2.541.000
401	04	09	00	Bono compensatorio de transporte a empleados	95.040	0	0	0	0	0	95.040
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.746.361	0	0	0	0	0	1.746.361
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.212.290	0	0	0	0	0	1.212.290
401	04	17	00	Complemento a obreros por gastos de transporte	986.416	0	0	0	0	0	986.416
401	04	18	00	Bono compensatorio de alimentación a obreros	5.775.000	0	0	0	0	0	5.775.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **ACCIÓN CENTRALIZADA:** 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	19	00	Bono compensatorio de transporte a obreros	113.960	0	0	0	0	0	113.960
401	04	26	00	Bono compensatorio de alimentación al personal contratado	6.930.000	0	0	0	0	0	6.930.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	48.800	0	0	0	0	0	48.800
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	4.320	0	0	0	0	0	4.320
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	65.200	0	0	0	0	0	65.200
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	121.248	0	0	0	0	0	121.248
401	04	96	00	Otros complementos a empleados	892.098	0	0	0	0	0	892.098
401	04	97	00	Otros complementos a obreros	1.769.587	0	0	0	0	0	1.769.587
401	04	98	00	Otros complementos al personal contratado	2.180.520	0	0	0	0	0	2.180.520
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	22.323.994	0	0	0	0	0	22.323.994
401	05	01	00	Aguinaldos a empleados	2.431.274	0	0	0	0	0	2.431.274
401	05	03	00	Bono vacacional a empleados	656.974	0	0	0	0	0	656.974
401	05	04	00	Aguinaldos a obreros	5.715.390	0	0	0	0	0	5.715.390
401	05	06	00	Bono vacacional a obreros	1.469.815	0	0	0	0	0	1.469.815
401	05	07	00	Aguinaldos al personal contratado	6.023.715	0	0	0	0	0	6.023.715
401	05	08	00	Bono vacacional al personal contratado	908.455	0	0	0	0	0	908.455
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	61.593	0	0	0	0	0	61.593
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	20.531	0	0	0	0	0	20.531
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	4.608.724	0	0	0	0	0	4.608.724
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	427.523	0	0	0	0	0	427.523
401	06	00	00	Aportes patronales y legales	5.002.811	0	0	0	0	0	5.002.811
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	553.145	0	0	0	0	0	553.145
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	162.825	0	0	0	0	0	162.825
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	123.823	0	0	0	0	0	123.823
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	126.771	0	0	0	0	0	126.771
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.106.192	0	0	0	0	0	1.106.192
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	305.859	0	0	0	0	0	305.859
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	215.477	0	0	0	0	0	215.477
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	220.574	0	0	0	0	0	220.574
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.175.257	0	0	0	0	0	1.175.257
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal	266.323	0	0	0	0	0	266.323

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				contratado							
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	10.539	0	0	0	0	0	10.539
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	4.811	0	0	0	0	0	4.811
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.207	0	0	0	0	0	3.207
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	227.782	0	0	0	0	0	227.782
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	87.239	0	0	0	0	0	87.239
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	71.494	0	0	0	0	0	71.494
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	3.204	0	0	0	0	0	3.204
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	71.966	0	0	0	0	0	71.966
401	06	95	00	Otros aportes legales por personal contratado	266.323	0	0	0	0	0	266.323
401	07	00	00	Asistencia socio-económica	27.650.028	0	0	0	0	0	27.650.028
401	07	01	00	Capacitación y adiestramiento a empleados	37.460	0	0	0	0	0	37.460
401	07	02	00	Becas a empleados	125.127	0	0	0	0	0	125.127
401	07	03	00	Ayudas por matrimonio a empleados	1.500	0	0	0	0	0	1.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	3.125	0	0	0	0	0	3.125
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	618.273	0	0	0	0	0	618.273
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.721.231	0	0	0	0	0	3.721.231
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	242.344	0	0	0	0	0	242.344
401	07	10	00	Dotación de uniformes a empleados	561.000	0	0	0	0	0	561.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	407.792	0	0	0	0	0	407.792
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	100.925	0	0	0	0	0	100.925
401	07	17	00	Capacitación y adiestramiento a obreros	23.355	0	0	0	0	0	23.355
401	07	18	00	Becas a obreros	388.478	0	0	0	0	0	388.478
401	07	19	00	Ayudas por matrimonio de obreros	1.250	0	0	0	0	0	1.250
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.600	0	0	0	0	0	1.600
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.397.734	0	0	0	0	0	1.397.734
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	6.956.008	0	0	0	0	0	6.956.008
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	587.813	0	0	0	0	0	587.813
401	07	26	00	Dotación de uniformes a obreros	1.306.000	0	0	0	0	0	1.306.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	350.955	0	0	0	0	0	350.955

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	437.625	0	0	0	0	0	437.625
401	07	33	00	Asistencia socio-económica al personal contratado	10.032.234	0	0	0	0	0	10.032.234
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	19.242	0	0	0	0	0	19.242
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	328.957	0	0	0	0	0	328.957
401	08	00	00	Prestaciones sociales e indemnizaciones	8.097.832	0	0	0	0	0	8.097.832
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.458.165	0	0	0	0	0	1.458.165
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.133.190	0	0	0	0	0	3.133.190
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.512.264	0	0	0	0	0	2.512.264
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	43.834	0	0	0	0	0	43.834
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	950.379	0	0	0	0	0	950.379
403	**00**	**00**	**00**	**Servicios no personales**	**247.263**	**0**	**0**	**0**	**0**	**0**	**247.263**
403	10	00	00	Servicios profesionales y técnicos	128.636	0	0	0	0	0	128.636
403	10	07	00	Servicios de capacitación y adiestramiento	128.636	0	0	0	0	0	128.636
403	18	00	00	Impuestos indirectos	23.350	0	0	0	0	0	23.350
403	18	01	00	Impuesto al valor agregado	23.350	0	0	0	0	0	23.350
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	95.277	0	0	0	0	0	95.277
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	95.277	0	0	0	0	0	95.277
				Totales	**117.564.007**	**0**	**0**	**0**	**0**	**0**	**117.564.007**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 440001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**117.316.744**	**0**	**0**	**0**	**0**	**0**	**117.316.744**
401	01	00	00	Sueldos, salarios y otras retribuciones	19.374.442	0	0	0	0	0	19.374.442
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.001.459	0	0	0	0	0	2.001.459
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	7.111.864	0	0	0	0	0	7.111.864
401	01	18	00	Remuneraciones al personal contratado	9.527.477	0	0	0	0	0	9.527.477
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.662	0	0	0	0	0	25.662
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	707.980	0	0	0	0	0	707.980
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.968.833	0	0	0	0	0	1.968.833
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	783.753	0	0	0	0	0	783.753
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.185.080	0	0	0	0	0	1.185.080
401	03	00	00	Primas	7.561.614	0	0	0	0	0	7.561.614
401	03	01	00	Primas por mérito a empleados	11.369	0	0	0	0	0	11.369
401	03	02	00	Primas de transporte a empleados	282.040	0	0	0	0	0	282.040
401	03	04	00	Primas por hijos a empleados	142.850	0	0	0	0	0	142.850
401	03	08	00	Primas de profesionalización a empleados	202.093	0	0	0	0	0	202.093
401	03	09	00	Primas por antigüedad a empleados	732.354	0	0	0	0	0	732.354
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	235.905	0	0	0	0	0	235.905
401	03	19	00	Primas por hijos de obreros	1.369.700	0	0	0	0	0	1.369.700
401	03	21	00	Primas por antigüedad a obreros	1.431.241	0	0	0	0	0	1.431.241
401	03	22	00	Primas de profesionalización a obreros	122.739	0	0	0	0	0	122.739
401	03	37	00	Primas de transporte al personal contratado	934.400	0	0	0	0	0	934.400
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	66.633	0	0	0	0	0	66.633
401	03	95	00	Otras primas al personal de alto nivel y de dirección	2.030.290	0	0	0	0	0	2.030.290
401	04	00	00	Complementos de sueldos y salarios	25.337.190	0	0	0	0	0	25.337.190
401	04	06	00	Complemento a empleados por comisión de servicios	855.350	0	0	0	0	0	855.350
401	04	08	00	Bono compensatorio de alimentación a empleados	2.541.000	0	0	0	0	0	2.541.000
401	04	09	00	Bono compensatorio de transporte a empleados	95.040	0	0	0	0	0	95.040

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 440001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.746.361	0	0	0	0	0	1.746.361
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.212.290	0	0	0	0	0	1.212.290
401	04	17	00	Complemento a obreros por gastos de transporte	986.416	0	0	0	0	0	986.416
401	04	18	00	Bono compensatorio de alimentación a obreros	5.775.000	0	0	0	0	0	5.775.000
401	04	19	00	Bono compensatorio de transporte a obreros	113.960	0	0	0	0	0	113.960
401	04	26	00	Bono compensatorio de alimentación al personal contratado	6.930.000	0	0	0	0	0	6.930.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	48.800	0	0	0	0	0	48.800
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	4.320	0	0	0	0	0	4.320
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	65.200	0	0	0	0	0	65.200
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	121.248	0	0	0	0	0	121.248
401	04	96	00	Otros complementos a empleados	892.098	0	0	0	0	0	892.098
401	04	97	00	Otros complementos a obreros	1.769.587	0	0	0	0	0	1.769.587
401	04	98	00	Otros complementos al personal contratado	2.180.520	0	0	0	0	0	2.180.520
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	22.323.994	0	0	0	0	0	22.323.994
401	05	01	00	Aguinaldos a empleados	2.431.274	0	0	0	0	0	2.431.274
401	05	03	00	Bono vacacional a empleados	656.974	0	0	0	0	0	656.974
401	05	04	00	Aguinaldos a obreros	5.715.390	0	0	0	0	0	5.715.390
401	05	06	00	Bono vacacional a obreros	1.469.815	0	0	0	0	0	1.469.815
401	05	07	00	Aguinaldos al personal contratado	6.023.715	0	0	0	0	0	6.023.715
401	05	08	00	Bono vacacional al personal contratado	908.455	0	0	0	0	0	908.455
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	61.593	0	0	0	0	0	61.593
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	20.531	0	0	0	0	0	20.531
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	4.608.724	0	0	0	0	0	4.608.724
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	427.523	0	0	0	0	0	427.523
401	06	00	00	Aportes patronales y legales	5.002.811	0	0	0	0	0	5.002.811
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	553.145	0	0	0	0	0	553.145

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 440001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	162.825	0	0	0	0	0	162.825
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	123.823	0	0	0	0	0	123.823
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	126.771	0	0	0	0	0	126.771
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.106.192	0	0	0	0	0	1.106.192
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	305.859	0	0	0	0	0	305.859
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	215.477	0	0	0	0	0	215.477
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	220.574	0	0	0	0	0	220.574
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.175.257	0	0	0	0	0	1.175.257
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	266.323	0	0	0	0	0	266.323
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	10.539	0	0	0	0	0	10.539
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	4.811	0	0	0	0	0	4.811
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.207	0	0	0	0	0	3.207
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	227.782	0	0	0	0	0	227.782
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	87.239	0	0	0	0	0	87.239
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	71.494	0	0	0	0	0	71.494
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	3.204	0	0	0	0	0	3.204
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	71.966	0	0	0	0	0	71.966
401	06	95	00	Otros aportes legales por personal contratado	266.323	0	0	0	0	0	266.323
401	07	00	00	Asistencia socio-económica	27.650.028	0	0	0	0	0	27.650.028
401	07	01	00	Capacitación y adiestramiento a empleados	37.460	0	0	0	0	0	37.460
401	07	02	00	Becas a empleados	125.127	0	0	0	0	0	125.127
401	07	03	00	Ayudas por matrimonio a empleados	1.500	0	0	0	0	0	1.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	3.125	0	0	0	0	0	3.125
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	618.273	0	0	0	0	0	618.273
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.721.231	0	0	0	0	0	3.721.231

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 440001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	242.344	0	0	0	0	0	242.344
401	07	10	00	Dotación de uniformes a empleados	561.000	0	0	0	0	0	561.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	407.792	0	0	0	0	0	407.792
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	100.925	0	0	0	0	0	100.925
401	07	17	00	Capacitación y adiestramiento a obreros	23.355	0	0	0	0	0	23.355
401	07	18	00	Becas a obreros	388.478	0	0	0	0	0	388.478
401	07	19	00	Ayudas por matrimonio de obreros	1.250	0	0	0	0	0	1.250
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.600	0	0	0	0	0	1.600
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.397.734	0	0	0	0	0	1.397.734
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	6.956.008	0	0	0	0	0	6.956.008
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	587.813	0	0	0	0	0	587.813
401	07	26	00	Dotación de uniformes a obreros	1.306.000	0	0	0	0	0	1.306.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	350.955	0	0	0	0	0	350.955
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	437.625	0	0	0	0	0	437.625
401	07	33	00	Asistencia socio-económica al personal contratado	10.032.234	0	0	0	0	0	10.032.234
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	19.242	0	0	0	0	0	19.242
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	328.957	0	0	0	0	0	328.957
401	08	00	00	Prestaciones sociales e indemnizaciones	8.097.832	0	0	0	0	0	8.097.832
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.458.165	0	0	0	0	0	1.458.165
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.133.190	0	0	0	0	0	3.133.190
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.512.264	0	0	0	0	0	2.512.264
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	43.834	0	0	0	0	0	43.834
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	950.379	0	0	0	0	0	950.379
403	**00**	**00**	**00**	**Servicios no personales**	**247.263**	**0**	**0**	**0**	**0**	**0**	**247.263**
403	10	00	00	Servicios profesionales y técnicos	128.636	0	0	0	0	0	128.636
403	10	07	00	Servicios de capacitación y adiestramiento	128.636	0	0	0	0	0	128.636

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 440001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	23.350	0	0	0	0	0	23.350
403	18	01	00	Impuesto al valor agregado	23.350	0	0	0	0	0	23.350
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	95.277	0	0	0	0	0	95.277
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	95.277	0	0	0	0	0	95.277
				Totales	**117.564.007**	**0**	**0**	**0**	**0**	**0**	**117.564.007**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **ACCIÓN CENTRALIZADA:** 440002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.684.646**	**0**	**0**	**0**	**0**	**0**	**4.684.646**
402	01	00	00	Productos alimenticios y agropecuarios	1.381.793	0	0	0	0	0	1.381.793
402	01	01	00	Alimentos y bebidas para personas	1.381.793	0	0	0	0	0	1.381.793
402	03	00	00	Textiles y vestuarios	107.593	0	0	0	0	0	107.593
402	03	01	00	Textiles	20.042	0	0	0	0	0	20.042
402	03	02	00	Prendas de vestir	85.033	0	0	0	0	0	85.033
402	03	03	00	Calzados	2.518	0	0	0	0	0	2.518
402	04	00	00	Productos de cuero y caucho	99.254	0	0	0	0	0	99.254
402	04	02	00	Productos de cuero y sucedáneos del cuero	3.047	0	0	0	0	0	3.047
402	04	03	00	Cauchos y tripas para vehículos	96.207	0	0	0	0	0	96.207
402	05	00	00	Productos de papel, cartón e impresos	749.710	0	0	0	0	0	749.710
402	05	01	00	Pulpa de madera, papel y cartón	254.685	0	0	0	0	0	254.685
402	05	02	00	Envases y cajas de papel y cartón	808	0	0	0	0	0	808
402	05	03	00	Productos de papel y cartón para oficina	360.271	0	0	0	0	0	360.271
402	05	04	00	Libros, revistas y periódicos	117.696	0	0	0	0	0	117.696
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	16.250	0	0	0	0	0	16.250
402	06	00	00	Productos químicos y derivados	314.623	0	0	0	0	0	314.623
402	06	01	00	Sustancias químicas y de uso industrial	2.332	0	0	0	0	0	2.332
402	06	02	00	Abonos, plaguicidas y otros	294	0	0	0	0	0	294
402	06	03	00	Tintas, pinturas y colorantes	94.640	0	0	0	0	0	94.640
402	06	04	00	Productos farmacéuticos y medicamentos	5.617	0	0	0	0	0	5.617
402	06	05	00	Productos de tocador	3.361	0	0	0	0	0	3.361
402	06	06	00	Combustibles y lubricantes	106.320	0	0	0	0	0	106.320
402	06	08	00	Productos plásticos	102.059	0	0	0	0	0	102.059
402	07	00	00	Productos minerales no metálicos	11.672	0	0	0	0	0	11.672
402	07	01	00	Productos de barro, loza y porcelana	2.523	0	0	0	0	0	2.523
402	07	02	00	Vidrios y productos de vidrio	8.471	0	0	0	0	0	8.471
402	07	04	00	Cemento, cal y yeso	678	0	0	0	0	0	678
402	08	00	00	Productos metálicos	517.459	0	0	0	0	0	517.459
402	08	02	00	Productos de metales no ferrosos	25.736	0	0	0	0	0	25.736
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	95.980	0	0	0	0	0	95.980
402	08	04	00	Productos metálicos estructurales	190	0	0	0	0	0	190
402	08	07	00	Material de señalamiento	8.938	0	0	0	0	0	8.938

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **ACCIÓN CENTRALIZADA:** 440002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	379.346	0	0	0	0	0	379.346
402	08	10	00	Repuestos y accesorios para otros equipos	7.269	0	0	0	0	0	7.269
402	09	00	00	Productos de madera	565	0	0	0	0	0	565
402	09	01	00	Productos primarios de madera	565	0	0	0	0	0	565
402	10	00	00	Productos varios y útiles diversos	1.485.446	0	0	0	0	0	1.485.446
402	10	01	00	Artículos de deporte, recreación y juguetes	15.885	0	0	0	0	0	15.885
402	10	02	00	Materiales y útiles de limpieza y aseo	157.211	0	0	0	0	0	157.211
402	10	03	00	Utensilios de cocina y comedor	41.225	0	0	0	0	0	41.225
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.672	0	0	0	0	0	1.672
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	200.061	0	0	0	0	0	200.061
402	10	06	00	Condecoraciones, ofrendas y similares	3.657	0	0	0	0	0	3.657
402	10	07	00	Productos de seguridad en el trabajo	52.562	0	0	0	0	0	52.562
402	10	08	00	Materiales para equipos de computación	820.461	0	0	0	0	0	820.461
402	10	11	00	Materiales eléctricos	44.198	0	0	0	0	0	44.198
402	10	12	00	Materiales para instalaciones sanitarias	54.424	0	0	0	0	0	54.424
402	10	13	00	Materiales fotográficos	16.485	0	0	0	0	0	16.485
402	10	99	00	Otros productos y útiles diversos	77.605	0	0	0	0	0	77.605
402	99	00	00	Otros materiales y suministros	16.531	0	0	0	0	0	16.531
402	99	01	00	Otros materiales y suministros	16.531	0	0	0	0	0	16.531
403	**00**	**00**	**00**	**Servicios no personales**	**20.033.101**	**0**	**0**	**0**	**0**	**0**	**20.033.101**
403	01	00	00	Alquileres de inmuebles	5.400.635	0	0	0	0	0	5.400.635
403	01	01	00	Alquileres de edificios y locales	5.400.635	0	0	0	0	0	5.400.635
403	02	00	00	Alquileres de maquinaria y equipos	285	0	0	0	0	0	285
403	02	99	00	Alquileres de otras maquinaria y equipos	285	0	0	0	0	0	285
403	04	00	00	Servicios básicos	3.053.812	0	0	0	0	0	3.053.812
403	04	01	00	Electricidad	246.639	0	0	0	0	0	246.639
403	04	03	00	Agua	31.097	0	0	0	0	0	31.097
403	04	04	00	Teléfonos	2.318.876	0	0	0	0	0	2.318.876
403	04	05	00	Servicio de comunicaciones	399.488	0	0	0	0	0	399.488
403	04	06	00	Servicio de aseo urbano y domiciliario	57.712	0	0	0	0	0	57.712
403	06	00	00	Servicios de transporte y almacenaje	48.987	0	0	0	0	0	48.987
403	06	01	00	Fletes y embalajes	45.744	0	0	0	0	0	45.744
403	06	03	00	Estacionamiento	3.169	0	0	0	0	0	3.169

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **ACCIÓN CENTRALIZADA:** 440002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	04	00	Peaje	74	0	0	0	0	0	74
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.534.806	0	0	0	0	0	1.534.806
403	07	02	00	Imprenta y reproducción	83.732	0	0	0	0	0	83.732
403	07	03	00	Relaciones sociales	1.418.482	0	0	0	0	0	1.418.482
403	07	04	00	Avisos	32.592	0	0	0	0	0	32.592
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.013.071	0	0	0	0	0	1.013.071
403	08	01	00	Primas y gastos de seguros	1.013.071	0	0	0	0	0	1.013.071
403	09	00	00	Viáticos y pasajes	1.130.632	0	0	0	0	0	1.130.632
403	09	01	00	Viáticos y pasajes dentro del país	778.985	0	0	0	0	0	778.985
403	09	02	00	Viáticos y pasajes fuera del país	351.647	0	0	0	0	0	351.647
403	10	00	00	Servicios profesionales y técnicos	133.707	0	0	0	0	0	133.707
403	10	09	00	Servicios de lavandería y tintorería	513	0	0	0	0	0	513
403	10	99	00	Otros servicios profesionales y técnicos	133.194	0	0	0	0	0	133.194
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.310.094	0	0	0	0	0	1.310.094
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	482.531	0	0	0	0	0	482.531
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	980	0	0	0	0	0	980
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	527.595	0	0	0	0	0	527.595
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	298.988	0	0	0	0	0	298.988
403	12	00	00	Conservación y reparaciones menores de obras	168.114	0	0	0	0	0	168.114
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	168.114	0	0	0	0	0	168.114
403	15	00	00	Servicios fiscales	61.790	0	0	0	0	0	61.790
403	15	02	00	Tasas y otros derechos obligatorios	61.790	0	0	0	0	0	61.790
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.550.072	0	0	0	0	0	4.550.072
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.550.072	0	0	0	0	0	4.550.072
403	18	00	00	Impuestos indirectos	1.534.904	0	0	0	0	0	1.534.904
403	18	01	00	Impuesto al valor agregado	1.534.904	0	0	0	0	0	1.534.904
403	99	00	00	Otros servicios no personales	92.192	0	0	0	0	0	92.192
403	99	01	00	Otros servicios no personales	92.192	0	0	0	0	0	92.192
404	**00**	**00**	**00**	**Activos reales**	**199.846**	**0**	**0**	**0**	**0**	**0**	**199.846**
404	01	00	00	Repuestos y reparaciones mayores	5.900	0	0	0	0	0	5.900
404	01	01	00	Repuestos mayores	5.900	0	0	0	0	0	5.900
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	5.900	0	0	0	0	0	5.900

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **ACCIÓN CENTRALIZADA:** 440002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	19.650	0	0	0	0	0	19.650
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	19.650	0	0	0	0	0	19.650
404	05	00	00	Equipos de comunicaciones y de señalamiento	14.671	0	0	0	0	0	14.671
404	05	01	00	Equipos de telecomunicaciones	14.671	0	0	0	0	0	14.671
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.248	0	0	0	0	0	1.248
404	07	06	00	Instrumentos musicales y equipos de audio	1.248	0	0	0	0	0	1.248
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	158.377	0	0	0	0	0	158.377
404	09	01	00	Mobiliario y equipos de oficina	78.111	0	0	0	0	0	78.111
404	09	02	00	Equipos de computación	5.925	0	0	0	0	0	5.925
404	09	03	00	Mobiliario y equipos de alojamiento	26.844	0	0	0	0	0	26.844
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	47.497	0	0	0	0	0	47.497
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.826.735**	**0**	**0**	**0**	**0**	**0**	**2.826.735**
407	01	00	00	Transferencias y donaciones corrientes internas	1.617.933	0	0	0	0	0	1.617.933
407	01	02	00	Donaciones corrientes internas al sector privado	1.617.933	0	0	0	0	0	1.617.933
407	01	02	01	Donaciones corrientes a personas	1.617.933	0	0	0	0	0	1.617.933
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.208.802	0	0	0	0	0	1.208.802
407	02	01	00	Transferencias corrientes al exterior	1.208.802	0	0	0	0	0	1.208.802
407	02	01	04	Transferencias corrientes a organismos internacionales	1.208.802	0	0	0	0	0	1.208.802
408	**00**	**00**	**00**	**Otros gastos**	**56.618**	**0**	**0**	**0**	**0**	**0**	**56.618**
408	05	00	00	Obligaciones en el ejercicio vigente	56.618	0	0	0	0	0	56.618
408	05	03	00	Indemnizaciones diversas	56.618	0	0	0	0	0	56.618
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.199.054**	**0**	**0**	**0**	**0**	**0**	**2.199.054**
411	11	00	00	Obligaciones de ejercicios anteriores	2.199.054	0	0	0	0	0	2.199.054
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.882.311	0	0	0	0	0	1.882.311
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	316.743	0	0	0	0	0	316.743
				Totales	**30.000.000**	**0**	**0**	**0**	**0**	**0**	**30.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **ACCIÓN CENTRALIZADA:** 440002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.208.802**	**0**	**0**	**0**	**0**	**0**	**1.208.802**
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.208.802	0	0	0	0	0	1.208.802
407	02	01	00	Transferencias corrientes al exterior	1.208.802	0	0	0	0	0	1.208.802
407	02	01	04	Transferencias corrientes a organismos internacionales	1.208.802	0	0	0	0	0	1.208.802
				- I0235 Organización Mundial del Turismo (OMT)	1.208.802	0	0	0	0	0	1.208.802
				Totales	**1.208.802**	**0**	**0**	**0**	**0**	**0**	**1.208.802**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **ACCIÓN CENTRALIZADA:** 440002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 440002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.684.646**	**0**	**0**	**0**	**0**	**0**	**4.684.646**
402	01	00	00	Productos alimenticios y agropecuarios	1.381.793	0	0	0	0	0	1.381.793
402	01	01	00	Alimentos y bebidas para personas	1.381.793	0	0	0	0	0	1.381.793
402	03	00	00	Textiles y vestuarios	107.593	0	0	0	0	0	107.593
402	03	01	00	Textiles	20.042	0	0	0	0	0	20.042
402	03	02	00	Prendas de vestir	85.033	0	0	0	0	0	85.033
402	03	03	00	Calzados	2.518	0	0	0	0	0	2.518
402	04	00	00	Productos de cuero y caucho	99.254	0	0	0	0	0	99.254
402	04	02	00	Productos de cuero y sucedáneos del cuero	3.047	0	0	0	0	0	3.047
402	04	03	00	Cauchos y tripas para vehículos	96.207	0	0	0	0	0	96.207
402	05	00	00	Productos de papel, cartón e impresos	749.710	0	0	0	0	0	749.710
402	05	01	00	Pulpa de madera, papel y cartón	254.685	0	0	0	0	0	254.685
402	05	02	00	Envases y cajas de papel y cartón	808	0	0	0	0	0	808
402	05	03	00	Productos de papel y cartón para oficina	360.271	0	0	0	0	0	360.271
402	05	04	00	Libros, revistas y periódicos	117.696	0	0	0	0	0	117.696
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	16.250	0	0	0	0	0	16.250
402	06	00	00	Productos químicos y derivados	314.623	0	0	0	0	0	314.623
402	06	01	00	Sustancias químicas y de uso industrial	2.332	0	0	0	0	0	2.332
402	06	02	00	Abonos, plaguicidas y otros	294	0	0	0	0	0	294
402	06	03	00	Tintas, pinturas y colorantes	94.640	0	0	0	0	0	94.640
402	06	04	00	Productos farmacéuticos y medicamentos	5.617	0	0	0	0	0	5.617
402	06	05	00	Productos de tocador	3.361	0	0	0	0	0	3.361
402	06	06	00	Combustibles y lubricantes	106.320	0	0	0	0	0	106.320
402	06	08	00	Productos plásticos	102.059	0	0	0	0	0	102.059
402	07	00	00	Productos minerales no metálicos	11.672	0	0	0	0	0	11.672
402	07	01	00	Productos de barro, loza y porcelana	2.523	0	0	0	0	0	2.523
402	07	02	00	Vidrios y productos de vidrio	8.471	0	0	0	0	0	8.471
402	07	04	00	Cemento, cal y yeso	678	0	0	0	0	0	678

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **ACCIÓN CENTRALIZADA:** 440002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 440002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	517.459	0	0	0	0	0	517.459
402	08	02	00	Productos de metales no ferrosos	25.736	0	0	0	0	0	25.736
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	95.980	0	0	0	0	0	95.980
402	08	04	00	Productos metálicos estructurales	190	0	0	0	0	0	190
402	08	07	00	Material de señalamiento	8.938	0	0	0	0	0	8.938
402	08	09	00	Repuestos y accesorios para equipos de transporte	379.346	0	0	0	0	0	379.346
402	08	10	00	Repuestos y accesorios para otros equipos	7.269	0	0	0	0	0	7.269
402	09	00	00	Productos de madera	565	0	0	0	0	0	565
402	09	01	00	Productos primarios de madera	565	0	0	0	0	0	565
402	10	00	00	Productos varios y útiles diversos	1.485.446	0	0	0	0	0	1.485.446
402	10	01	00	Artículos de deporte, recreación y juguetes	15.885	0	0	0	0	0	15.885
402	10	02	00	Materiales y útiles de limpieza y aseo	157.211	0	0	0	0	0	157.211
402	10	03	00	Utensilios de cocina y comedor	41.225	0	0	0	0	0	41.225
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.672	0	0	0	0	0	1.672
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	200.061	0	0	0	0	0	200.061
402	10	06	00	Condecoraciones, ofrendas y similares	3.657	0	0	0	0	0	3.657
402	10	07	00	Productos de seguridad en el trabajo	52.562	0	0	0	0	0	52.562
402	10	08	00	Materiales para equipos de computación	820.461	0	0	0	0	0	820.461
402	10	11	00	Materiales eléctricos	44.198	0	0	0	0	0	44.198
402	10	12	00	Materiales para instalaciones sanitarias	54.424	0	0	0	0	0	54.424
402	10	13	00	Materiales fotográficos	16.485	0	0	0	0	0	16.485
402	10	99	00	Otros productos y útiles diversos	77.605	0	0	0	0	0	77.605
402	99	00	00	Otros materiales y suministros	16.531	0	0	0	0	0	16.531
402	99	01	00	Otros materiales y suministros	16.531	0	0	0	0	0	16.531
403	**00**	**00**	**00**	**Servicios no personales**	**20.033.101**	**0**	**0**	**0**	**0**	**0**	**20.033.101**
403	01	00	00	Alquileres de inmuebles	5.400.635	0	0	0	0	0	5.400.635
403	01	01	00	Alquileres de edificios y locales	5.400.635	0	0	0	0	0	5.400.635
403	02	00	00	Alquileres de maquinaria y equipos	285	0	0	0	0	0	285

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **ACCIÓN CENTRALIZADA:** 440002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 440002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	99	00	Alquileres de otras maquinaria y equipos	285	0	0	0	0	0	285
403	04	00	00	Servicios básicos	3.053.812	0	0	0	0	0	3.053.812
403	04	01	00	Electricidad	246.639	0	0	0	0	0	246.639
403	04	03	00	Agua	31.097	0	0	0	0	0	31.097
403	04	04	00	Teléfonos	2.318.876	0	0	0	0	0	2.318.876
403	04	05	00	Servicio de comunicaciones	399.488	0	0	0	0	0	399.488
403	04	06	00	Servicio de aseo urbano y domiciliario	57.712	0	0	0	0	0	57.712
403	06	00	00	Servicios de transporte y almacenaje	48.987	0	0	0	0	0	48.987
403	06	01	00	Fletes y embalajes	45.744	0	0	0	0	0	45.744
403	06	03	00	Estacionamiento	3.169	0	0	0	0	0	3.169
403	06	04	00	Peaje	74	0	0	0	0	0	74
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.534.806	0	0	0	0	0	1.534.806
403	07	02	00	Imprenta y reproducción	83.732	0	0	0	0	0	83.732
403	07	03	00	Relaciones sociales	1.418.482	0	0	0	0	0	1.418.482
403	07	04	00	Avisos	32.592	0	0	0	0	0	32.592
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.013.071	0	0	0	0	0	1.013.071
403	08	01	00	Primas y gastos de seguros	1.013.071	0	0	0	0	0	1.013.071
403	09	00	00	Viáticos y pasajes	1.130.632	0	0	0	0	0	1.130.632
403	09	01	00	Viáticos y pasajes dentro del país	778.985	0	0	0	0	0	778.985
403	09	02	00	Viáticos y pasajes fuera del país	351.647	0	0	0	0	0	351.647
403	10	00	00	Servicios profesionales y técnicos	133.707	0	0	0	0	0	133.707
403	10	09	00	Servicios de lavandería y tintorería	513	0	0	0	0	0	513
403	10	99	00	Otros servicios profesionales y técnicos	133.194	0	0	0	0	0	133.194
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.310.094	0	0	0	0	0	1.310.094
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	482.531	0	0	0	0	0	482.531
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	980	0	0	0	0	0	980
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	527.595	0	0	0	0	0	527.595
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	298.988	0	0	0	0	0	298.988

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **ACCIÓN CENTRALIZADA:** 440002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 440002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	168.114	0	0	0	0	0	168.114
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	168.114	0	0	0	0	0	168.114
403	15	00	00	Servicios fiscales	61.790	0	0	0	0	0	61.790
403	15	02	00	Tasas y otros derechos obligatorios	61.790	0	0	0	0	0	61.790
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.550.072	0	0	0	0	0	4.550.072
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.550.072	0	0	0	0	0	4.550.072
403	18	00	00	Impuestos indirectos	1.534.904	0	0	0	0	0	1.534.904
403	18	01	00	Impuesto al valor agregado	1.534.904	0	0	0	0	0	1.534.904
403	99	00	00	Otros servicios no personales	92.192	0	0	0	0	0	92.192
403	99	01	00	Otros servicios no personales	92.192	0	0	0	0	0	92.192
404	**00**	**00**	**00**	**Activos reales**	**199.846**	**0**	**0**	**0**	**0**	**0**	**199.846**
404	01	00	00	Repuestos y reparaciones mayores	5.900	0	0	0	0	0	5.900
404	01	01	00	Repuestos mayores	5.900	0	0	0	0	0	5.900
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	5.900	0	0	0	0	0	5.900
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	19.650	0	0	0	0	0	19.650
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	19.650	0	0	0	0	0	19.650
404	05	00	00	Equipos de comunicaciones y de señalamiento	14.671	0	0	0	0	0	14.671
404	05	01	00	Equipos de telecomunicaciones	14.671	0	0	0	0	0	14.671
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.248	0	0	0	0	0	1.248
404	07	06	00	Instrumentos musicales y equipos de audio	1.248	0	0	0	0	0	1.248
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	158.377	0	0	0	0	0	158.377
404	09	01	00	Mobiliario y equipos de oficina	78.111	0	0	0	0	0	78.111
404	09	02	00	Equipos de computación	5.925	0	0	0	0	0	5.925
404	09	03	00	Mobiliario y equipos de alojamiento	26.844	0	0	0	0	0	26.844
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	47.497	0	0	0	0	0	47.497
408	**00**	**00**	**00**	**Otros gastos**	**56.618**	**0**	**0**	**0**	**0**	**0**	**56.618**
408	05	00	00	Obligaciones en el ejercicio vigente	56.618	0	0	0	0	0	56.618
408	05	03	00	Indemnizaciones diversas	56.618	0	0	0	0	0	56.618

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 440002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.199.054**	**0**	**0**	**0**	**0**	**0**	**2.199.054**
411	11	00	00	Obligaciones de ejercicios anteriores	2.199.054	0	0	0	0	0	2.199.054
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.882.311	0	0	0	0	0	1.882.311
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	316.743	0	0	0	0	0	316.743
				Totales	**27.173.265**	**0**	**0**	**0**	**0**	**0**	**27.173.265**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 440002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.826.735**	**0**	**0**	**0**	**0**	**0**	**2.826.735**
407	01	00	00	Transferencias y donaciones corrientes internas	1.617.933	0	0	0	0	0	1.617.933
407	01	02	00	Donaciones corrientes internas al sector privado	1.617.933	0	0	0	0	0	1.617.933
407	01	02	01	Donaciones corrientes a personas	1.617.933	0	0	0	0	0	1.617.933
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.208.802	0	0	0	0	0	1.208.802
407	02	01	00	Transferencias corrientes al exterior	1.208.802	0	0	0	0	0	1.208.802
407	02	01	04	Transferencias corrientes a organismos internacionales	1.208.802	0	0	0	0	0	1.208.802
				Totales	**2.826.735**	**0**	**0**	**0**	**0**	**0**	**2.826.735**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **ACCIÓN CENTRALIZADA:** 440003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.858.490**	**0**	**0**	**0**	**0**	**0**	**12.858.490**
407	01	00	00	Transferencias y donaciones corrientes internas	12.858.490	0	0	0	0	0	12.858.490
407	01	01	00	Transferencias corrientes internas al sector privado	12.858.490	0	0	0	0	0	12.858.490
407	01	01	01	Pensiones del personal empleado, obrero y militar	716.542	0	0	0	0	0	716.542
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.793.025	0	0	0	0	0	2.793.025
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	719.265	0	0	0	0	0	719.265
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	162.053	0	0	0	0	0	162.053
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	412.409	0	0	0	0	0	412.409
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	422.400	0	0	0	0	0	422.400
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.826.843	0	0	0	0	0	2.826.843
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	832.368	0	0	0	0	0	832.368
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	2.271.623	0	0	0	0	0	2.271.623
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	1.701.962	0	0	0	0	0	1.701.962
				Totales	**12.858.490**	**0**	**0**	**0**	**0**	**0**	**12.858.490**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **ACCIÓN CENTRALIZADA:** 440003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **ACCIÓN CENTRALIZADA:** 440003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 440003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.858.490**	**0**	**0**	**0**	**0**	**0**	**12.858.490**
407	01	00	00	Transferencias y donaciones corrientes internas	12.858.490	0	0	0	0	0	12.858.490
407	01	01	00	Transferencias corrientes internas al sector privado	12.858.490	0	0	0	0	0	12.858.490
407	01	01	01	Pensiones del personal empleado, obrero y militar	716.542	0	0	0	0	0	716.542
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.793.025	0	0	0	0	0	2.793.025
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	719.265	0	0	0	0	0	719.265
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	162.053	0	0	0	0	0	162.053
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	412.409	0	0	0	0	0	412.409
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	422.400	0	0	0	0	0	422.400
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.826.843	0	0	0	0	0	2.826.843
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	832.368	0	0	0	0	0	832.368
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	2.271.623	0	0	0	0	0	2.271.623
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	1.701.962	0	0	0	0	0	1.701.962
				Totales	**12.858.490**	**0**	**0**	**0**	**0**	**0**	**12.858.490**

45

Ministerio del Poder Popular de Petróleo y Minería

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**249.508.922**	**0**	**0**	**0**	**0**	**0**	**249.508.922**
401	01	00	00	Sueldos, salarios y otras retribuciones	38.532.033	0	0	0	0	0	38.532.033
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	28.524.522	0	0	0	0	0	28.524.522
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	153.252	0	0	0	0	0	153.252
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	9.276.387	0	0	0	0	0	9.276.387
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	12.624	0	0	0	0	0	12.624
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	565.248	0	0	0	0	0	565.248
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	22.889.939	0	0	0	0	0	22.889.939
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	16.303.657	0	0	0	0	0	16.303.657
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	98.590	0	0	0	0	0	98.590
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	6.487.692	0	0	0	0	0	6.487.692
401	03	00	00	Primas	23.355.699	0	0	0	0	0	23.355.699
401	03	08	00	Primas de profesionalización a empleados	5.490.985	0	0	0	0	0	5.490.985
401	03	09	00	Primas por antigüedad a empleados	7.364.130	0	0	0	0	0	7.364.130
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	5.045.040	0	0	0	0	0	5.045.040
401	03	21	00	Primas por antigüedad a obreros	2.633.856	0	0	0	0	0	2.633.856
401	03	22	00	Primas de profesionalización a obreros	970.579	0	0	0	0	0	970.579
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	6.323	0	0	0	0	0	6.323
401	03	47	00	Primas al personal de alto nivel y de dirección	305.066	0	0	0	0	0	305.066
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	65.520	0	0	0	0	0	65.520
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.474.200	0	0	0	0	0	1.474.200
401	04	00	00	Complementos de sueldos y salarios	24.283.406	0	0	0	0	0	24.283.406
401	04	06	00	Complemento a empleados por comisión de servicios	146.309	0	0	0	0	0	146.309
401	04	08	00	Bono compensatorio de alimentación a empleados	17.400.988	0	0	0	0	0	17.400.988
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	190.829	0	0	0	0	0	190.829
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	248.022	0	0	0	0	0	248.022
401	04	17	00	Complemento a obreros por gastos de transporte	91.772	0	0	0	0	0	91.772
401	04	18	00	Bono compensatorio de alimentación a obreros	5.765.760	0	0	0	0	0	5.765.760
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	8.354	0	0	0	0	0	8.354
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	384.284	0	0	0	0	0	384.284

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	47.088	0	0	0	0	0	47.088
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	30.396.284	0	0	0	0	0	30.396.284
401	05	03	00	Bono vacacional a empleados	22.473.220	0	0	0	0	0	22.473.220
401	05	06	00	Bono vacacional a obreros	7.001.926	0	0	0	0	0	7.001.926
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	19.738	0	0	0	0	0	19.738
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	901.400	0	0	0	0	0	901.400
401	06	00	00	Aportes patronales y legales	12.504.328	0	0	0	0	0	12.504.328
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.094.365	0	0	0	0	0	5.094.365
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.126.350	0	0	0	0	0	2.126.350
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	962.294	0	0	0	0	0	962.294
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.132.105	0	0	0	0	0	1.132.105
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.609.276	0	0	0	0	0	1.609.276
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	536.426	0	0	0	0	0	536.426
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	303.975	0	0	0	0	0	303.975
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	357.618	0	0	0	0	0	357.618
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	4.475	0	0	0	0	0	4.475
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	1.868	0	0	0	0	0	1.868
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	995	0	0	0	0	0	995
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	204.366	0	0	0	0	0	204.366
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	85.308	0	0	0	0	0	85.308
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	45.429	0	0	0	0	0	45.429
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	846	0	0	0	0	0	846
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	38.632	0	0	0	0	0	38.632
401	07	00	00	Asistencia socio-económica	63.315.186	0	0	0	0	0	63.315.186
401	07	01	00	Capacitación y adiestramiento a empleados	143.420	0	0	0	0	0	143.420
401	07	02	00	Becas a empleados	7.878.780	0	0	0	0	0	7.878.780
401	07	03	00	Ayudas por matrimonio a empleados	120.120	0	0	0	0	0	120.120
401	07	04	00	Ayudas por nacimiento de hijos a empleados	103.740	0	0	0	0	0	103.740
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	33.823.560	0	0	0	0	0	33.823.560

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.027.640	0	0	0	0	0	3.027.640
401	07	17	00	Capacitación y adiestramiento a obreros	46.383	0	0	0	0	0	46.383
401	07	18	00	Becas a obreros	3.619.980	0	0	0	0	0	3.619.980
401	07	19	00	Ayudas por matrimonio de obreros	83.720	0	0	0	0	0	83.720
401	07	20	00	Ayudas por nacimiento de hijos de obreros	94.640	0	0	0	0	0	94.640
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.689.952	0	0	0	0	0	10.689.952
401	07	26	00	Dotación de uniformes a obreros	820.200	0	0	0	0	0	820.200
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.046.850	0	0	0	0	0	1.046.850
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	1.820	0	0	0	0	0	1.820
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	1.820	0	0	0	0	0	1.820
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	29.897	0	0	0	0	0	29.897
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	12.740	0	0	0	0	0	12.740
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	12.740	0	0	0	0	0	12.740
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	391.671	0	0	0	0	0	391.671
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.365.513	0	0	0	0	0	1.365.513
401	08	00	00	Prestaciones sociales e indemnizaciones	34.232.047	0	0	0	0	0	34.232.047
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	25.309.155	0	0	0	0	0	25.309.155
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	7.885.512	0	0	0	0	0	7.885.512
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	22.229	0	0	0	0	0	22.229
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.015.151	0	0	0	0	0	1.015.151
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.701.696**	**0**	**0**	**0**	**0**	**0**	**7.701.696**
402	01	00	00	Productos alimenticios y agropecuarios	297.825	0	0	0	0	0	297.825
402	01	01	00	Alimentos y bebidas para personas	295.825	0	0	0	0	0	295.825
402	01	03	00	Productos agrícolas y pecuarios	2.000	0	0	0	0	0	2.000
402	03	00	00	Textiles y vestuarios	902.948	0	0	0	0	0	902.948
402	03	01	00	Textiles	9.348	0	0	0	0	0	9.348
402	03	02	00	Prendas de vestir	810.000	0	0	0	0	0	810.000
402	03	03	00	Calzados	83.600	0	0	0	0	0	83.600
402	04	00	00	Productos de cuero y caucho	385.841	0	0	0	0	0	385.841
402	04	01	00	Cueros y pieles	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	02	00	Productos de cuero y sucedáneos del cuero	2.000	0	0	0	0	0	2.000
402	04	03	00	Cauchos y tripas para vehículos	373.841	0	0	0	0	0	373.841
402	05	00	00	Productos de papel, cartón e impresos	911.539	0	0	0	0	0	911.539
402	05	01	00	Pulpa de madera, papel y cartón	192.500	0	0	0	0	0	192.500
402	05	02	00	Envases y cajas de papel y cartón	34.000	0	0	0	0	0	34.000
402	05	03	00	Productos de papel y cartón para oficina	530.910	0	0	0	0	0	530.910
402	05	04	00	Libros, revistas y periódicos	80.597	0	0	0	0	0	80.597
402	05	06	00	Productos de papel y cartón para computación	55.532	0	0	0	0	0	55.532
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	18.000	0	0	0	0	0	18.000
402	06	00	00	Productos químicos y derivados	1.026.956	0	0	0	0	0	1.026.956
402	06	01	00	Sustancias químicas y de uso industrial	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	0	50.000
402	06	04	00	Productos farmacéuticos y medicamentos	500.000	0	0	0	0	0	500.000
402	06	06	00	Combustibles y lubricantes	104.371	0	0	0	0	0	104.371
402	06	08	00	Productos plásticos	362.585	0	0	0	0	0	362.585
402	07	00	00	Productos minerales no metálicos	18.855	0	0	0	0	0	18.855
402	07	04	00	Cemento, cal y yeso	18.855	0	0	0	0	0	18.855
402	08	00	00	Productos metálicos	542.789	0	0	0	0	0	542.789
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	103.092	0	0	0	0	0	103.092
402	08	04	00	Productos metálicos estructurales	15.000	0	0	0	0	0	15.000
402	08	07	00	Material de señalamiento	2.400	0	0	0	0	0	2.400
402	08	09	00	Repuestos y accesorios para equipos de transporte	417.797	0	0	0	0	0	417.797
402	08	10	00	Repuestos y accesorios para otros equipos	4.500	0	0	0	0	0	4.500
402	09	00	00	Productos de madera	2.000	0	0	0	0	0	2.000
402	09	01	00	Productos primarios de madera	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	3.546.187	0	0	0	0	0	3.546.187
402	10	01	00	Artículos de deporte, recreación y juguetes	20.000	0	0	0	0	0	20.000
402	10	02	00	Materiales y útiles de limpieza y aseo	150.000	0	0	0	0	0	150.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	60.297	0	0	0	0	0	60.297
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	204.099	0	0	0	0	0	204.099
402	10	07	00	Productos de seguridad en el trabajo	503.181	0	0	0	0	0	503.181

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	2.304.230	0	0	0	0	0	2.304.230
402	10	11	00	Materiales eléctricos	282.380	0	0	0	0	0	282.380
402	10	12	00	Materiales para instalaciones sanitarias	22.000	0	0	0	0	0	22.000
402	99	00	00	Otros materiales y suministros	66.756	0	0	0	0	0	66.756
402	99	01	00	Otros materiales y suministros	66.756	0	0	0	0	0	66.756
403	**00**	**00**	**00**	**Servicios no personales**	**12.797.251**	**0**	**0**	**0**	**0**	**0**	**12.797.251**
403	01	00	00	Alquileres de inmuebles	1.500.000	0	0	0	0	0	1.500.000
403	01	01	00	Alquileres de edificios y locales	1.500.000	0	0	0	0	0	1.500.000
403	03	00	00	Derechos sobre bienes intangibles	5.000	0	0	0	0	0	5.000
403	03	02	00	Derechos de autor	5.000	0	0	0	0	0	5.000
403	04	00	00	Servicios básicos	2.654.700	0	0	0	0	0	2.654.700
403	04	01	00	Electricidad	410.000	0	0	0	0	0	410.000
403	04	03	00	Agua	102.000	0	0	0	0	0	102.000
403	04	04	00	Teléfonos	1.100.000	0	0	0	0	0	1.100.000
403	04	05	00	Servicio de comunicaciones	28.700	0	0	0	0	0	28.700
403	04	06	00	Servicio de aseo urbano y domiciliario	2.000	0	0	0	0	0	2.000
403	04	07	00	Servicio de condominio	1.012.000	0	0	0	0	0	1.012.000
403	06	00	00	Servicios de transporte y almacenaje	121.156	0	0	0	0	0	121.156
403	06	01	00	Fletes y embalajes	22.600	0	0	0	0	0	22.600
403	06	04	00	Peaje	100	0	0	0	0	0	100
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	98.456	0	0	0	0	0	98.456
403	07	00	00	Servicios de información, impresión y relaciones públicas	153.103	0	0	0	0	0	153.103
403	07	01	00	Publicidad y propaganda	1.182	0	0	0	0	0	1.182
403	07	02	00	Imprenta y reproducción	98.081	0	0	0	0	0	98.081
403	07	03	00	Relaciones sociales	1.680	0	0	0	0	0	1.680
403	07	04	00	Avisos	52.160	0	0	0	0	0	52.160
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	104.330	0	0	0	0	0	104.330
403	08	01	00	Primas y gastos de seguros	100.000	0	0	0	0	0	100.000
403	08	02	00	Comisiones y gastos bancarios	3.830	0	0	0	0	0	3.830
403	08	03	00	Comisiones y gastos de adquisición de seguros	500	0	0	0	0	0	500
403	09	00	00	Viáticos y pasajes	2.264.800	0	0	0	0	0	2.264.800

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	1.419.000	0	0	0	0	0	1.419.000
403	09	02	00	Viáticos y pasajes fuera del país	845.800	0	0	0	0	0	845.800
403	10	00	00	Servicios profesionales y técnicos	2.173.146	0	0	0	0	0	2.173.146
403	10	03	00	Servicios de procesamiento de datos	2.500	0	0	0	0	0	2.500
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	200.000	0	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.421.000	0	0	0	0	0	1.421.000
403	10	09	00	Servicios de lavandería y tintorería	300.000	0	0	0	0	0	300.000
403	10	11	00	Servicios para la elaboración y suministro de comida	110.000	0	0	0	0	0	110.000
403	10	99	00	Otros servicios profesionales y técnicos	139.646	0	0	0	0	0	139.646
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	453.233	0	0	0	0	0	453.233
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	105.000	0	0	0	0	0	105.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	318.233	0	0	0	0	0	318.233
403	12	00	00	Conservación y reparaciones menores de obras	45.000	0	0	0	0	0	45.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	45.000	0	0	0	0	0	45.000
403	15	00	00	Servicios fiscales	3.000	0	0	0	0	0	3.000
403	15	02	00	Tasas y otros derechos obligatorios	3.000	0	0	0	0	0	3.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	20.000	0	0	0	0	0	20.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	2.284.583	0	0	0	0	0	2.284.583
403	18	01	00	Impuesto al valor agregado	2.284.183	0	0	0	0	0	2.284.183
403	18	99	00	Otros impuestos indirectos	400	0	0	0	0	0	400
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	550.000	0	0	0	0	0	550.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	550.000	0	0	0	0	0	550.000
403	99	00	00	Otros servicios no personales	465.200	0	0	0	0	0	465.200
403	99	01	00	Otros servicios no personales	465.200	0	0	0	0	0	465.200
404	**00**	**00**	**00**	**Activos reales**	**1.369.860**	**0**	**0**	**0**	**0**	**0**	**1.369.860**
404	01	00	00	Repuestos y reparaciones mayores	249.400	0	0	0	0	0	249.400
404	01	01	00	Repuestos mayores	147.400	0	0	0	0	0	147.400
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	20.000	0	0	0	0	0	20.000

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	107.400	0	0	0	0	0	107.400
404	01	02	00	Reparaciones mayores de maquinaria y equipos	102.000	0	0	0	0	0	102.000
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
404	01	02	05	Reparaciones mayores de equipos científicos, religiosos, de enseñanza y recreación	3.000	0	0	0	0	0	3.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	89.000	0	0	0	0	0	89.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	377.980	0	0	0	0	0	377.980
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	377.980	0	0	0	0	0	377.980
404	04	00	00	Equipos de transporte, tracción y elevación	8.000	0	0	0	0	0	8.000
404	04	05	00	Vehículos de tracción no motorizados	8.000	0	0	0	0	0	8.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	213.048	0	0	0	0	0	213.048
404	05	01	00	Equipos de telecomunicaciones	213.048	0	0	0	0	0	213.048
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	0	100.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	421.432	0	0	0	0	0	421.432
404	09	02	00	Equipos de computación	351.000	0	0	0	0	0	351.000
404	09	03	00	Mobiliario y equipos de alojamiento	54.000	0	0	0	0	0	54.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	16.432	0	0	0	0	0	16.432
407	**00**	**00**	**00**	**Transferencias y donaciones**	**136.622.272**	**0**	**0**	**0**	**0**	**0**	**136.622.272**
407	01	00	00	Transferencias y donaciones corrientes internas	136.622.272	0	0	0	0	0	136.622.272
407	01	01	00	Transferencias corrientes internas al sector privado	67.402.978	0	0	0	0	0	67.402.978
407	01	01	01	Pensiones del personal empleado, obrero y militar	9.725.256	0	0	0	0	0	9.725.256
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	26.448.564	0	0	0	0	0	26.448.564
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.175.135	0	0	0	0	0	1.175.135
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.312.305	0	0	0	0	0	7.312.305
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	3.195.868	0	0	0	0	0	3.195.868
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	19.505.850	0	0	0	0	0	19.505.850
407	01	01	75	Subsidios a organismos laborales y gremiales	1.000	0	0	0	0	0	1.000
407	01	01	78	Subsidios científicos al sector privado	39.000	0	0	0	0	0	39.000
407	01	03	00	Transferencias corrientes internas al sector público	69.219.294	0	0	0	0	0	69.219.294
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	69.219.294	0	0	0	0	0	69.219.294

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	**00**	**00**	**00**	**Disminución de pasivos**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
411	11	00	00	Obligaciones de ejercicios anteriores	300.000	0	0	0	0	0	300.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	300.000	0	0	0	0	0	300.000
				Totales	**408.300.001**	**0**	**0**	**0**	**0**	**0**	**408.300.001**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118560 450242000 ESTUDIO DE FACTIBILIDAD PARA EL APROVECHAMIENTO DE LOS CORTES DE HIDROCARBUROS REFINADOS DISPONIBLES EN EL SISTEMA DE REFINACIÓN NACIONAL

OBJETIVO DEL PROYECTO: EVALUAR LA FACTIBILIDAD DEL 25% DE LOS CORTES DE HIDROCARBUROS REFINADOS DISPONIBLES EN EL SISTEMA DE REFINACIÓN NACIONAL, CON LA FINALIDAD DE FORMULAR PROPUESTAS QUE PERMITAN EL APROVECHAMIENTO DE ESTOS EN EL SECTOR AGUAS ABAJO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INDUSTRIALIZACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**625.166**	**0**	**0**	**0**	**0**	**0**	**625.166**
401	01	00	00	Sueldos, salarios y otras retribuciones	202.956	0	0	0	0	0	202.956
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	202.956	0	0	0	0	0	202.956
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	172.175	0	0	0	0	0	172.175
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	172.175	0	0	0	0	0	172.175
401	03	00	00	Primas	92.468	0	0	0	0	0	92.468
401	03	08	00	Primas de profesionalización a empleados	38.132	0	0	0	0	0	38.132
401	03	09	00	Primas por antigüedad a empleados	54.336	0	0	0	0	0	54.336
401	04	00	00	Complementos de sueldos y salarios	1.015	0	0	0	0	0	1.015
401	04	06	00	Complemento a empleados por comisión de servicios	1.015	0	0	0	0	0	1.015
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	155.537	0	0	0	0	0	155.537
401	05	03	00	Bono vacacional a empleados	155.537	0	0	0	0	0	155.537
401	07	00	00	Asistencia socio-económica	1.015	0	0	0	0	0	1.015
401	07	01	00	Capacitación y adiestramiento a empleados	1.015	0	0	0	0	0	1.015
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**45.500**	**0**	**0**	**0**	**0**	**0**	**45.500**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	4.500	0	0	0	0	0	4.500
402	05	03	00	Productos de papel y cartón para oficina	2.500	0	0	0	0	0	2.500
402	05	06	00	Productos de papel y cartón para computación	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	1.000	0	0	0	0	0	1.000
402	06	08	00	Productos plásticos	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	30.000	0	0	0	0	0	30.000
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**181.420**	**0**	**0**	**0**	**0**	**0**	**181.420**
403	09	00	00	Viáticos y pasajes	54.000	0	0	0	0	0	54.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	09	02	00	Viáticos y pasajes fuera del país	4.000	0	0	0	0	0	4.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 45 - 10

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118560 450242000 ESTUDIO DE FACTIBILIDAD PARA EL APROVECHAMIENTO DE LOS CORTES DE HIDROCARBUROS REFINADOS DISPONIBLES EN EL SISTEMA DE REFINACIÓN NACIONAL

OBJETIVO DEL PROYECTO: EVALUAR LA FACTIBILIDAD DEL 25% DE LOS CORTES DE HIDROCARBUROS REFINADOS DISPONIBLES EN EL SISTEMA DE REFINACIÓN NACIONAL, CON LA FINALIDAD DE FORMULAR PROPUESTAS QUE PERMITAN EL APROVECHAMIENTO DE ESTOS EN EL SECTOR AGUAS ABAJO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INDUSTRIALIZACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	78.000	0	0	0	0	0	78.000
403	10	07	00	Servicios de capacitación y adiestramiento	78.000	0	0	0	0	0	78.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	24.420	0	0	0	0	0	24.420
403	18	01	00	Impuesto al valor agregado	24.420	0	0	0	0	0	24.420
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**1.000**	**0**	**0**	**0**	**0**	**0**	**1.000**
404	01	00	00	Repuestos y reparaciones mayores	1.000	0	0	0	0	0	1.000
404	01	01	00	Repuestos mayores	1.000	0	0	0	0	0	1.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.000	0	0	0	0	0	1.000
				Totales	**853.086**	**0**	**0**	**0**	**0**	**0**	**853.086**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118560 450242000 ESTUDIO DE FACTIBILIDAD PARA EL APROVECHAMIENTO DE LOS CORTES DE HIDROCARBUROS REFINADOS DISPONIBLES EN EL SISTEMA DE REFINACIÓN NACIONAL

OBJETIVO DEL PROYECTO: EVALUAR LA FACTIBILIDAD DEL 25% DE LOS CORTES DE HIDROCARBUROS REFINADOS DISPONIBLES EN EL SISTEMA DE REFINACIÓN NACIONAL, CON LA FINALIDAD DE FORMULAR PROPUESTAS QUE PERMITAN EL APROVECHAMIENTO DE ESTOS EN EL SECTOR AGUAS ABAJO

UNIDAD DE MEDIDA: DOCUMENTO

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INDUSTRIALIZACIÓN

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118560 450242000 ESTUDIO DE FACTIBILIDAD PARA EL APROVECHAMIENTO DE LOS CORTES DE HIDROCARBUROS REFINADOS DISPONIBLES EN EL SISTEMA DE REFINACIÓN NACIONAL

OBJETIVO DEL PROYECTO: EVALUAR LA FACTIBILIDAD DEL 25% DE LOS CORTES DE HIDROCARBUROS REFINADOS DISPONIBLES EN EL SISTEMA DE REFINACIÓN NACIONAL, CON LA FINALIDAD DE FORMULAR PROPUESTAS QUE PERMITAN EL APROVECHAMIENTO DE ESTOS EN EL SECTOR AGUAS ABAJO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INDUSTRIALIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450242001 EVALUACIÓN DE LA FACTIBILIDAD TÉCNICO Y ECONÓMICO QUE DETERMINE EL APROVECHAMIENTO POTENCIAL DE LOS CORTES DE HIDROCARBUROS REFINADOS OBJETO DE ESTUDIO

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA / DIRECCIÓN DE INDUSTRIALIZACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**625.166**	**0**	**0**	0	0	0	**625.166**
401	01	00	00	Sueldos, salarios y otras retribuciones	202.956	0	0	0	0	0	202.956
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	202.956	0	0	0	0	0	202.956
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	172.175	0	0	0	0	0	172.175
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	172.175	0	0	0	0	0	172.175
401	03	00	00	Primas	92.468	0	0	0	0	0	92.468
401	03	08	00	Primas de profesionalización a empleados	38.132	0	0	0	0	0	38.132
401	03	09	00	Primas por antigüedad a empleados	54.336	0	0	0	0	0	54.336
401	04	00	00	Complementos de sueldos y salarios	1.015	0	0	0	0	0	1.015
401	04	06	00	Complemento a empleados por comisión de servicios	1.015	0	0	0	0	0	1.015
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	155.537	0	0	0	0	0	155.537
401	05	03	00	Bono vacacional a empleados	155.537	0	0	0	0	0	155.537
401	07	00	00	Asistencia socio-económica	1.015	0	0	0	0	0	1.015
401	07	01	00	Capacitación y adiestramiento a empleados	1.015	0	0	0	0	0	1.015
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**27.250**	**0**	**0**	0	**0**	0	**27.250**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	2.250	0	0	0	0	0	2.250
402	05	03	00	Productos de papel y cartón para oficina	1.250	0	0	0	0	0	1.250
402	05	06	00	Productos de papel y cartón para computación	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	15.000	0	0	0	0	0	15.000
402	10	07	00	Productos de seguridad en el trabajo	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118560 450242000 ESTUDIO DE FACTIBILIDAD PARA EL APROVECHAMIENTO DE LOS CORTES DE HIDROCARBUROS REFINADOS DISPONIBLES EN EL SISTEMA DE REFINACIÓN NACIONAL

OBJETIVO DEL PROYECTO: EVALUAR LA FACTIBILIDAD DEL 25% DE LOS CORTES DE HIDROCARBUROS REFINADOS DISPONIBLES EN EL SISTEMA DE REFINACIÓN NACIONAL, CON LA FINALIDAD DE FORMULAR PROPUESTAS QUE PERMITAN EL APROVECHAMIENTO DE ESTOS EN EL SECTOR AGUAS ABAJO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INDUSTRIALIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450242001 EVALUACIÓN DE LA FACTIBILIDAD TÉCNICO Y ECONÓMICO QUE DETERMINE EL APROVECHAMIENTO POTENCIAL DE LOS CORTES DE HIDROCARBUROS REFINADOS OBJETO DE ESTUDIO

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA / DIRECCIÓN DE INDUSTRIALIZACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**91.870**	**0**	**0**	**0**	**0**	**0**	**91.870**
403	09	00	00	Viáticos y pasajes	27.000	0	0	0	0	0	27.000
403	09	01	00	Viáticos y pasajes dentro del país	25.000	0	0	0	0	0	25.000
403	09	02	00	Viáticos y pasajes fuera del país	2.000	0	0	0	0	0	2.000
403	10	00	00	Servicios profesionales y técnicos	39.000	0	0	0	0	0	39.000
403	10	07	00	Servicios de capacitación y adiestramiento	39.000	0	0	0	0	0	39.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.000	0	0	0	0	0	3.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.000	0	0	0	0	0	3.000
403	18	00	00	Impuestos indirectos	12.870	0	0	0	0	0	12.870
403	18	01	00	Impuesto al valor agregado	12.870	0	0	0	0	0	12.870
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
404	**00**	**00**	**00**	**Activos reales**	**1.000**	**0**	**0**	**0**	**0**	**0**	**1.000**
404	01	00	00	Repuestos y reparaciones mayores	1.000	0	0	0	0	0	1.000
404	01	01	00	Repuestos mayores	1.000	0	0	0	0	0	1.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.000	0	0	0	0	0	1.000
				Totales	**745.286**	**0**	**0**	**0**	**0**	**0**	**745.286**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118560 450242000 ESTUDIO DE FACTIBILIDAD PARA EL APROVECHAMIENTO DE LOS CORTES DE HIDROCARBUROS REFINADOS DISPONIBLES EN EL SISTEMA DE REFINACIÓN NACIONAL

OBJETIVO DEL PROYECTO: EVALUAR LA FACTIBILIDAD DEL 25% DE LOS CORTES DE HIDROCARBUROS REFINADOS DISPONIBLES EN EL SISTEMA DE REFINACIÓN NACIONAL, CON LA FINALIDAD DE FORMULAR PROPUESTAS QUE PERMITAN EL APROVECHAMIENTO DE ESTOS EN EL SECTOR AGUAS ABAJO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INDUSTRIALIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450242002 ELABORACIÓN DE PROPUESTA DE INDUSTRIALIZACIÓN TENIENDO COMO PRINCIPAL OBJETIVO RESPONDER A LAS NECESIDADES DEL ESTADO, A PARTIR DEL APROVECHAMIENTO DE LOS CORTES DE HIDROCARBUROS REFINADOS, LOS CUALES FUERON EVALUADOS A TRAVÉS DE LA FACTIBILIDAD TÉCNICO Y ECONÓMICO

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA / DIRECCIÓN DE INDUSTRIALIZACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**18.250**	**0**	**0**	**0**	**0**	**0**	**18.250**
402	05	00	00	Productos de papel, cartón e impresos	2.250	0	0	0	0	0	2.250
402	05	03	00	Productos de papel y cartón para oficina	1.250	0	0	0	0	0	1.250
402	05	06	00	Productos de papel y cartón para computación	1.000	0	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	1.000	0	0	0	0	0	1.000
402	06	08	00	Productos plásticos	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	15.000	0	0	0	0	0	15.000
402	10	07	00	Productos de seguridad en el trabajo	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**89.550**	**0**	**0**	**0**	**0**	**0**	**89.550**
403	09	00	00	Viáticos y pasajes	27.000	0	0	0	0	0	27.000
403	09	01	00	Viáticos y pasajes dentro del país	25.000	0	0	0	0	0	25.000
403	09	02	00	Viáticos y pasajes fuera del país	2.000	0	0	0	0	0	2.000
403	10	00	00	Servicios profesionales y técnicos	39.000	0	0	0	0	0	39.000
403	10	07	00	Servicios de capacitación y adiestramiento	39.000	0	0	0	0	0	39.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.000	0	0	0	0	0	2.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.000	0	0	0	0	0	2.000
403	18	00	00	Impuestos indirectos	11.550	0	0	0	0	0	11.550
403	18	01	00	Impuesto al valor agregado	11.550	0	0	0	0	0	11.550
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**107.800**	**0**	**0**	**0**	**0**	**0**	**107.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118238 450243000 FORTALECIMIENTO DEL SISTEMA DE CONTROL INTERNO DEL MINISTERIO DEL PODER POPULAR PETRÓLEO Y MINERÍA MEDIANTE EL CONTROL POSTERIOR PARA COADYUVAR EN EL LOGRO DE LOS PLANES OBJETIVOS Y METAS DE LA INSTITUCIÓN Y PROMOVER LA PARTICIPACIÓN CIUDADANA Y LA CONTRALORÍA SOCIAL

OBJETIVO DEL PROYECTO: EVALUAR LOS MECANISMOS DEL CONTROL INTERNO IMPLANTADOS POR LAS UNIDADES ADSCRITAS AL MINISTERIO Y FORMULAR RECOMENDACIONES QUE LE PERMITAN ALCANZAR LA MISIÓN INSTITUCIONAL Y PROMOVER LA PARTICIPACIÓN CIUDADANA Y LA CONTRALORÍA SOCIAL EN LAS COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 74

RESPONSABLE/EJECUTOR: DIRECCIÓN DE CONTROL POSTERIOR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**251.731**	**0**	**0**	**0**	**0**	**0**	**251.731**
401	01	00	00	Sueldos, salarios y otras retribuciones	95.952	0	0	0	0	0	95.952
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	83.664	0	0	0	0	0	83.664
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	15.060	0	0	0	0	0	15.060
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	15.060	0	0	0	0	0	15.060
401	03	00	00	Primas	68.086	0	0	0	0	0	68.086
401	03	08	00	Primas de profesionalización a empleados	15.941	0	0	0	0	0	15.941
401	03	09	00	Primas por antigüedad a empleados	13.104	0	0	0	0	0	13.104
401	03	47	00	Primas al personal de alto nivel y de dirección	6.281	0	0	0	0	0	6.281
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	480	0	0	0	0	0	480
401	04	06	00	Complemento a empleados por comisión de servicios	480	0	0	0	0	0	480
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	71.734	0	0	0	0	0	71.734
401	05	03	00	Bono vacacional a empleados	52.208	0	0	0	0	0	52.208
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.526	0	0	0	0	0	19.526
401	07	00	00	Asistencia socio-económica	419	0	0	0	0	0	419
401	07	01	00	Capacitación y adiestramiento a empleados	419	0	0	0	0	0	419
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.040**	**0**	**0**	**0**	**0**	**0**	**14.040**
402	05	00	00	Productos de papel, cartón e impresos	3.350	0	0	0	0	0	3.350
402	05	03	00	Productos de papel y cartón para oficina	2.000	0	0	0	0	0	2.000
402	05	06	00	Productos de papel y cartón para computación	1.350	0	0	0	0	0	1.350
402	06	00	00	Productos químicos y derivados	990	0	0	0	0	0	990
402	06	08	00	Productos plásticos	990	0	0	0	0	0	990
402	10	00	00	Productos varios y útiles diversos	9.700	0	0	0	0	0	9.700
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	9.700	0	0	0	0	0	9.700
403	**00**	**00**	**00**	**Servicios no personales**	**113.686**	**0**	**0**	**0**	**0**	**0**	**113.686**
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118238 450243000 FORTALECIMIENTO DEL SISTEMA DE CONTROL INTERNO DEL MINISTERIO DEL PODER POPULAR PETRÓLEO Y MINERÍA MEDIANTE EL CONTROL POSTERIOR PARA COADYUVAR EN EL LOGRO DE LOS PLANES OBJETIVOS Y METAS DE LA INSTITUCIÓN Y PROMOVER LA PARTICIPACIÓN CIUDADANA Y LA CONTRALORÍA SOCIAL

OBJETIVO DEL PROYECTO: EVALUAR LOS MECANISMOS DEL CONTROL INTERNO IMPLANTADOS POR LAS UNIDADES ADSCRITAS AL MINISTERIO Y FORMULAR RECOMENDACIONES QUE LE PERMITAN ALCANZAR LA MISIÓN INSTITUCIONAL Y PROMOVER LA PARTICIPACIÓN CIUDADANA Y LA CONTRALORÍA SOCIAL EN LAS COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 74

RESPONSABLE/EJECUTOR: DIRECCIÓN DE CONTROL POSTERIOR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	25.000	0	0	0	0	0	25.000
403	09	01	00	Viáticos y pasajes dentro del país	25.000	0	0	0	0	0	25.000
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	13.686	0	0	0	0	0	13.686
403	18	01	00	Impuesto al valor agregado	13.686	0	0	0	0	0	13.686
403	99	00	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
403	99	01	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
				Totales	**379.457**	**0**	**0**	**0**	**0**	**0**	**379.457**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118238 450243000 FORTALECIMIENTO DEL SISTEMA DE CONTROL INTERNO DEL MINISTERIO DEL PODER POPULAR PETRÓLEO Y MINERÍA MEDIANTE EL CONTROL POSTERIOR PARA COADYUVAR EN EL LOGRO DE LOS PLANES OBJETIVOS Y METAS DE LA INSTITUCIÓN Y PROMOVER LA PARTICIPACIÓN CIUDADANA Y LA CONTRALORÍA SOCIAL

OBJETIVO DEL PROYECTO: EVALUAR LOS MECANISMOS DEL CONTROL INTERNO IMPLANTADOS POR LAS UNIDADES ADSCRITAS AL MINISTERIO Y FORMULAR RECOMENDACIONES QUE LE PERMITAN ALCANZAR LA MISIÓN INSTITUCIONAL Y PROMOVER LA PARTICIPACIÓN CIUDADANA Y LA CONTRALORÍA SOCIAL EN LAS COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 74

RESPONSABLE/EJECUTOR: DIRECCIÓN DE CONTROL POSTERIOR **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118238 450243000 FORTALECIMIENTO DEL SISTEMA DE CONTROL INTERNO DEL MINISTERIO DEL PODER POPULAR PETRÓLEO Y MINERÍA MEDIANTE EL CONTROL POSTERIOR PARA COADYUVAR EN EL LOGRO DE LOS PLANES OBJETIVOS Y METAS DE LA INSTITUCIÓN Y PROMOVER LA PARTICIPACIÓN CIUDADANA Y LA CONTRALORÍA SOCIAL

OBJETIVO DEL PROYECTO: EVALUAR LOS MECANISMOS DEL CONTROL INTERNO IMPLANTADOS POR LAS UNIDADES ADSCRITAS AL MINISTERIO Y FORMULAR RECOMENDACIONES QUE LE PERMITAN ALCANZAR LA MISIÓN INSTITUCIONAL Y PROMOVER LA PARTICIPACIÓN CIUDADANA Y LA CONTRALORÍA SOCIAL EN LAS COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 74

RESPONSABLE/EJECUTOR: DIRECCIÓN DE CONTROL POSTERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450243001 AUDITORÍAS DE GESTIÓN Y TÉCNICAS

UNIDAD DE MEDIDA: INFORME DE AUDITORÍA **META:** 16

RESPONSABLE/EJECUTOR: ÁREA DE AUDITORÍA TÉCNICA Y DE GESTIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**251.731**	**0**	**0**	**0**	**0**	**0**	**251.731**
401	01	00	00	Sueldos, salarios y otras retribuciones	95.952	0	0	0	0	0	95.952
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	83.664	0	0	0	0	0	83.664
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	15.060	0	0	0	0	0	15.060
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	15.060	0	0	0	0	0	15.060
401	03	00	00	Primas	68.086	0	0	0	0	0	68.086
401	03	08	00	Primas de profesionalización a empleados	15.941	0	0	0	0	0	15.941
401	03	09	00	Primas por antigüedad a empleados	13.104	0	0	0	0	0	13.104
401	03	47	00	Primas al personal de alto nivel y de dirección	6.281	0	0	0	0	0	6.281
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	480	0	0	0	0	0	480
401	04	06	00	Complemento a empleados por comisión de servicios	480	0	0	0	0	0	480
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	71.734	0	0	0	0	0	71.734
401	05	03	00	Bono vacacional a empleados	52.208	0	0	0	0	0	52.208
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.526	0	0	0	0	0	19.526
401	07	00	00	Asistencia socio-económica	419	0	0	0	0	0	419
401	07	01	00	Capacitación y adiestramiento a empleados	419	0	0	0	0	0	419
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.956**	**0**	**0**	**0**	**0**	**0**	**5.956**
402	05	00	00	Productos de papel, cartón e impresos	1.850	0	0	0	0	0	1.850
402	05	03	00	Productos de papel y cartón para oficina	500	0	0	0	0	0	500
402	05	06	00	Productos de papel y cartón para computación	1.350	0	0	0	0	0	1.350
402	06	00	00	Productos químicos y derivados	990	0	0	0	0	0	990

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118238 450243000 FORTALECIMIENTO DEL SISTEMA DE CONTROL INTERNO DEL MINISTERIO DEL PODER POPULAR PETRÓLEO Y MINERÍA MEDIANTE EL CONTROL POSTERIOR PARA COADYUVAR EN EL LOGRO DE LOS PLANES OBJETIVOS Y METAS DE LA INSTITUCIÓN Y PROMOVER LA PARTICIPACIÓN CIUDADANA Y LA CONTRALORÍA SOCIAL

OBJETIVO DEL PROYECTO: EVALUAR LOS MECANISMOS DEL CONTROL INTERNO IMPLANTADOS POR LAS UNIDADES ADSCRITAS AL MINISTERIO Y FORMULAR RECOMENDACIONES QUE LE PERMITAN ALCANZAR LA MISIÓN INSTITUCIONAL Y PROMOVER LA PARTICIPACIÓN CIUDADANA Y LA CONTRALORÍA SOCIAL EN LAS COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 74

RESPONSABLE/EJECUTOR: DIRECCIÓN DE CONTROL POSTERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450243001 AUDITORÍAS DE GESTIÓN Y TÉCNICAS

UNIDAD DE MEDIDA: INFORME DE AUDITORÍA **META:** 16

RESPONSABLE/EJECUTOR: ÁREA DE AUDITORÍA TÉCNICA Y DE GESTIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	990	0	0	0	0	0	990
402	10	00	00	Productos varios y útiles diversos	3.116	0	0	0	0	0	3.116
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.116	0	0	0	0	0	3.116
403	**00**	**00**	**00**	**Servicios no personales**	**39.915**	**0**	**0**	**0**	**0**	**0**	**39.915**
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.000	0	0	0	0	0	10.000
403	07	04	00	Avisos	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	4.915	0	0	0	0	0	4.915
403	18	01	00	Impuesto al valor agregado	4.915	0	0	0	0	0	4.915
403	99	00	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
403	99	01	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
				Totales	**297.602**	**0**	**0**	**0**	**0**	0	**297.602**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118238 450243000 FORTALECIMIENTO DEL SISTEMA DE CONTROL INTERNO DEL MINISTERIO DEL PODER POPULAR PETRÓLEO Y MINERÍA MEDIANTE EL CONTROL POSTERIOR PARA COADYUVAR EN EL LOGRO DE LOS PLANES OBJETIVOS Y METAS DE LA INSTITUCIÓN Y PROMOVER LA PARTICIPACIÓN CIUDADANA Y LA CONTRALORÍA SOCIAL

OBJETIVO DEL PROYECTO: EVALUAR LOS MECANISMOS DEL CONTROL INTERNO IMPLANTADOS POR LAS UNIDADES ADSCRITAS AL MINISTERIO Y FORMULAR RECOMENDACIONES QUE LE PERMITAN ALCANZAR LA MISIÓN INSTITUCIONAL Y PROMOVER LA PARTICIPACIÓN CIUDADANA Y LA CONTRALORÍA SOCIAL EN LAS COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 74

RESPONSABLE/EJECUTOR: DIRECCIÓN DE CONTROL POSTERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450243002 AUDITORÍAS ADMINISTRATIVAS Y FINANCIERAS

UNIDAD DE MEDIDA: INFORME DE AUDITORÍA **META:** 18

RESPONSABLE/EJECUTOR: ÁREA ADMINISTRATIVA Y FINANCIERA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.811**	**0**	**0**	**0**	**0**	**0**	**3.811**
402	05	00	00	Productos de papel, cartón e impresos	500	0	0	0	0	0	500
402	05	03	00	Productos de papel y cartón para oficina	500	0	0	0	0	0	500
402	10	00	00	Productos varios y útiles diversos	3.311	0	0	0	0	0	3.311
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.311	0	0	0	0	0	3.311
403	**00**	**00**	**00**	**Servicios no personales**	**28.458**	**0**	**0**	**0**	**0**	**0**	**28.458**
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.000	0	0	0	0	0	10.000
403	07	04	00	Avisos	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	5.000	0	0	0	0	0	5.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000	0	0	0	0	0	5.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	3.458	0	0	0	0	0	3.458
403	18	01	00	Impuesto al valor agregado	3.458	0	0	0	0	0	3.458
				Totales	**32.269**	**0**	**0**	**0**	**0**	**0**	**32.269**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118238 450243000 FORTALECIMIENTO DEL SISTEMA DE CONTROL INTERNO DEL MINISTERIO DEL PODER POPULAR PETRÓLEO Y MINERÍA MEDIANTE EL CONTROL POSTERIOR PARA COADYUVAR EN EL LOGRO DE LOS PLANES OBJETIVOS Y METAS DE LA INSTITUCIÓN Y PROMOVER LA PARTICIPACIÓN CIUDADANA Y LA CONTRALORÍA SOCIAL

OBJETIVO DEL PROYECTO: EVALUAR LOS MECANISMOS DEL CONTROL INTERNO IMPLANTADOS POR LAS UNIDADES ADSCRITAS AL MINISTERIO Y FORMULAR RECOMENDACIONES QUE LE PERMITAN ALCANZAR LA MISIÓN INSTITUCIONAL Y PROMOVER LA PARTICIPACIÓN CIUDADANA Y LA CONTRALORÍA SOCIAL EN LAS COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 74

RESPONSABLE/EJECUTOR: DIRECCIÓN DE CONTROL POSTERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450243003 ORIENTACIONES DE POTESTAD INVESTIGATIVA

UNIDAD DE MEDIDA: INFORME **META:** 34

RESPONSABLE/EJECUTOR: ÁREA DE POTESTAD INVESTIGATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.373**	**0**	**0**	**0**	**0**	**0**	**1.373**
402	05	00	00	Productos de papel, cartón e impresos	500	0	0	0	0	0	500
402	05	03	00	Productos de papel y cartón para oficina	500	0	0	0	0	0	500
402	10	00	00	Productos varios y útiles diversos	873	0	0	0	0	0	873
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	873	0	0	0	0	0	873
403	**00**	**00**	**00**	**Servicios no personales**	**22.565**	**0**	**0**	**0**	**0**	**0**	**22.565**
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.000	0	0	0	0	0	5.000
403	07	04	00	Avisos	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	5.000	0	0	0	0	0	5.000
403	09	01	00	Viáticos y pasajes dentro del pais	5.000	0	0	0	0	0	5.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	2.565	0	0	0	0	0	2.565
403	18	01	00	Impuesto al valor agregado	2.565	0	0	0	0	0	2.565
				Totales	**23.938**	**0**	**0**	**0**	**0**	**0**	**23.938**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118238 450243000 FORTALECIMIENTO DEL SISTEMA DE CONTROL INTERNO DEL MINISTERIO DEL PODER POPULAR PETRÓLEO Y MINERÍA MEDIANTE EL CONTROL POSTERIOR PARA COADYUVAR EN EL LOGRO DE LOS PLANES OBJETIVOS Y METAS DE LA INSTITUCIÓN Y PROMOVER LA PARTICIPACIÓN CIUDADANA Y LA CONTRALORÍA SOCIAL

OBJETIVO DEL PROYECTO: EVALUAR LOS MECANISMOS DEL CONTROL INTERNO IMPLANTADOS POR LAS UNIDADES ADSCRITAS AL MINISTERIO Y FORMULAR RECOMENDACIONES QUE LE PERMITAN ALCANZAR LA MISIÓN INSTITUCIONAL Y PROMOVER LA PARTICIPACIÓN CIUDADANA Y LA CONTRALORÍA SOCIAL EN LAS COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 74

RESPONSABLE/EJECUTOR: DIRECCIÓN DE CONTROL POSTERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450243004 PROMOVER LA PARTICIPACIÓN CIUDADANA Y LA CONTRALORIA SOCIAL

UNIDAD DE MEDIDA: EVENTO **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE AUDITORÍA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.900**	**0**	**0**	**0**	**0**	**0**	**2.900**
402	05	00	00	Productos de papel, cartón e impresos	500	0	0	0	0	0	500
402	05	03	00	Productos de papel y cartón para oficina	500	0	0	0	0	0	500
402	10	00	00	Productos varios y útiles diversos	2.400	0	0	0	0	0	2.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.400	0	0	0	0	0	2.400
403	**00**	**00**	**00**	**Servicios no personales**	**22.748**	**0**	**0**	**0**	**0**	**0**	**22.748**
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.000	0	0	0	0	0	5.000
403	07	04	00	Avisos	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	5.000	0	0	0	0	0	5.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000	0	0	0	0	0	5.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	2.748	0	0	0	0	0	2.748
403	18	01	00	Impuesto al valor agregado	2.748	0	0	0	0	0	2.748
				Totales	**25.648**	**0**	**0**	**0**	**0**	**0**	**25.648**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**35.011.727**	**0**	**0**	**0**	**0**	**0**	**35.011.727**
401	01	00	00	Sueldos, salarios y otras retribuciones	11.610.876	0	0	0	0	0	11.610.876
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	11.512.572	0	0	0	0	0	11.512.572
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	98.304	0	0	0	0	0	98.304
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	6.957.740	0	0	0	0	0	6.957.740
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	6.957.740	0	0	0	0	0	6.957.740
401	03	00	00	Primas	6.706.465	0	0	0	0	0	6.706.465
401	03	08	00	Primas de profesionalización a empleados	2.211.927	0	0	0	0	0	2.211.927
401	03	09	00	Primas por antigüedad a empleados	2.930.226	0	0	0	0	0	2.930.226
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.244.880	0	0	0	0	0	1.244.880
401	03	47	00	Primas al personal de alto nivel y de dirección	57.352	0	0	0	0	0	57.352
401	03	95	00	Otras primas al personal de alto nivel y de dirección	262.080	0	0	0	0	0	262.080
401	04	00	00	Complementos de sueldos y salarios	58.059	0	0	0	0	0	58.059
401	04	06	00	Complemento a empleados por comisión de servicios	58.059	0	0	0	0	0	58.059
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.050.421	0	0	0	0	0	9.050.421
401	05	03	00	Bono vacacional a empleados	8.892.803	0	0	0	0	0	8.892.803
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	157.618	0	0	0	0	0	157.618
401	07	00	00	Asistencia socio-económica	628.166	0	0	0	0	0	628.166
401	07	01	00	Capacitación y adiestramiento a empleados	57.566	0	0	0	0	0	57.566
401	07	26	00	Dotación de uniformes a obreros	570.600	0	0	0	0	0	570.600
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.350.885**	**0**	**0**	**0**	**0**	**0**	**2.350.885**
402	01	00	00	Productos alimenticios y agropecuarios	32.114	0	0	0	0	0	32.114
402	01	01	00	Alimentos y bebidas para personas	32.114	0	0	0	0	0	32.114
402	03	00	00	Textiles y vestuarios	132.579	0	0	0	0	0	132.579
402	03	01	00	Textiles	7.579	0	0	0	0	0	7.579
402	03	02	00	Prendas de vestir	125.000	0	0	0	0	0	125.000
402	04	00	00	Productos de cuero y caucho	128.841	0	0	0	0	0	128.841
402	04	03	00	Cauchos y tripas para vehículos	128.841	0	0	0	0	0	128.841
402	05	00	00	Productos de papel, cartón e impresos	393.549	0	0	0	0	0	393.549

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	136.500	0	0	0	0	0	136.500
402	05	02	00	Envases y cajas de papel y cartón	19.400	0	0	0	0	0	19.400
402	05	03	00	Productos de papel y cartón para oficina	203.399	0	0	0	0	0	203.399
402	05	04	00	Libros, revistas y periódicos	16.250	0	0	0	0	0	16.250
402	05	06	00	Productos de papel y cartón para computación	8.000	0	0	0	0	0	8.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	128.919	0	0	0	0	0	128.919
402	06	01	00	Sustancias químicas y de uso industrial	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	12.000	0	0	0	0	0	12.000
402	06	06	00	Combustibles y lubricantes	44.371	0	0	0	0	0	44.371
402	06	08	00	Productos plásticos	62.548	0	0	0	0	0	62.548
402	07	00	00	Productos minerales no metálicos	10.927	0	0	0	0	0	10.927
402	07	04	00	Cemento, cal y yeso	10.927	0	0	0	0	0	10.927
402	08	00	00	Productos metálicos	141.789	0	0	0	0	0	141.789
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	48.092	0	0	0	0	0	48.092
402	08	07	00	Material de señalamiento	1.400	0	0	0	0	0	1.400
402	08	09	00	Repuestos y accesorios para equipos de transporte	87.797	0	0	0	0	0	87.797
402	08	10	00	Repuestos y accesorios para otros equipos	4.500	0	0	0	0	0	4.500
402	10	00	00	Productos varios y útiles diversos	1.375.411	0	0	0	0	0	1.375.411
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	297	0	0	0	0	0	297
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	72.000	0	0	0	0	0	72.000
402	10	07	00	Productos de seguridad en el trabajo	371.181	0	0	0	0	0	371.181
402	10	08	00	Materiales para equipos de computación	853.775	0	0	0	0	0	853.775
402	10	11	00	Materiales eléctricos	61.158	0	0	0	0	0	61.158
402	10	12	00	Materiales para instalaciones sanitarias	17.000	0	0	0	0	0	17.000
402	99	00	00	Otros materiales y suministros	6.756	0	0	0	0	0	6.756
402	99	01	00	Otros materiales y suministros	6.756	0	0	0	0	0	6.756
403	**00**	**00**	**00**	**Servicios no personales**	**1.292.981**	**0**	**0**	**0**	**0**	**0**	**1.292.981**
403	01	00	00	Alquileres de inmuebles	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	01	00	Alquileres de edificios y locales	100.000	0	0	0	0	0	100.000
403	04	00	00	Servicios básicos	26.000	0	0	0	0	0	26.000
403	04	01	00	Electricidad	10.000	0	0	0	0	0	10.000
403	04	03	00	Agua	2.000	0	0	0	0	0	2.000
403	04	06	00	Servicio de aseo urbano y domiciliario	2.000	0	0	0	0	0	2.000
403	04	07	00	Servicio de condominio	12.000	0	0	0	0	0	12.000
403	06	00	00	Servicios de transporte y almacenaje	65.100	0	0	0	0	0	65.100
403	06	01	00	Fletes y embalajes	13.000	0	0	0	0	0	13.000
403	06	04	00	Peaje	100	0	0	0	0	0	100
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	52.000	0	0	0	0	0	52.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.100	0	0	0	0	0	11.100
403	07	02	00	Imprenta y reproducción	11.100	0	0	0	0	0	11.100
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.830	0	0	0	0	0	3.830
403	08	02	00	Comisiones y gastos bancarios	3.330	0	0	0	0	0	3.330
403	08	03	00	Comisiones y gastos de adquisición de seguros	500	0	0	0	0	0	500
403	09	00	00	Viáticos y pasajes	221.000	0	0	0	0	0	221.000
403	09	01	00	Viáticos y pasajes dentro del país	217.000	0	0	0	0	0	217.000
403	09	02	00	Viáticos y pasajes fuera del país	4.000	0	0	0	0	0	4.000
403	10	00	00	Servicios profesionales y técnicos	280.000	0	0	0	0	0	280.000
403	10	07	00	Servicios de capacitación y adiestramiento	280.000	0	0	0	0	0	280.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	70.200	0	0	0	0	0	70.200
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	25.000	0	0	0	0	0	25.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	45.200	0	0	0	0	0	45.200
403	12	00	00	Conservación y reparaciones menores de obras	35.000	0	0	0	0	0	35.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	35.000	0	0	0	0	0	35.000
403	18	00	00	Impuestos indirectos	425.751	0	0	0	0	0	425.751
403	18	01	00	Impuesto al valor agregado	425.351	0	0	0	0	0	425.351
403	18	99	00	Otros impuestos indirectos	400	0	0	0	0	0	400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	55.000	0	0	0	0	0	55.000
403	99	01	00	Otros servicios no personales	55.000	0	0	0	0	0	55.000
404	**00**	**00**	**00**	**Activos reales**	**326.048**	**0**	**0**	**0**	**0**	**0**	**326.048**
404	01	00	00	Repuestos y reparaciones mayores	38.000	0	0	0	0	0	38.000
404	01	01	00	Repuestos mayores	20.000	0	0	0	0	0	20.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	18.000	0	0	0	0	0	18.000
404	01	02	05	Reparaciones mayores de equipos científicos, religiosos, de enseñanza y recreación	3.000	0	0	0	0	0	3.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	60.000	0	0	0	0	0	60.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	60.000	0	0	0	0	0	60.000
404	04	00	00	Equipos de transporte, tracción y elevación	8.000	0	0	0	0	0	8.000
404	04	05	00	Vehículos de tracción no motorizados	8.000	0	0	0	0	0	8.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	169.048	0	0	0	0	0	169.048
404	05	01	00	Equipos de telecomunicaciones	169.048	0	0	0	0	0	169.048
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	51.000	0	0	0	0	0	51.000
404	09	03	00	Mobiliario y equipos de alojamiento	36.000	0	0	0	0	0	36.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
				Totales	**38.981.641**	**0**	**0**	**0**	**0**	**0**	**38.981.641**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN

META: 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 45 - 28

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244001 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN A LOS PROCESOS DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS DE LA DIRECCIÓN REGIONAL MARACAIBO, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 1.344

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**9.430.880**	**0**	**0**	**0**	**0**	**0**	**9.430.880**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.044.514	0	0	0	0	0	3.044.514
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.032.226	0	0	0	0	0	3.032.226
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.040.926	0	0	0	0	0	2.040.926
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.040.926	0	0	0	0	0	2.040.926
401	03	00	00	Primas	1.761.221	0	0	0	0	0	1.761.221
401	03	08	00	Primas de profesionalización a empleados	585.264	0	0	0	0	0	585.264
401	03	09	00	Primas por antigüedad a empleados	905.412	0	0	0	0	0	905.412
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	229.320	0	0	0	0	0	229.320
401	03	47	00	Primas al personal de alto nivel y de dirección	8.465	0	0	0	0	0	8.465
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	15.223	0	0	0	0	0	15.223
401	04	06	00	Complemento a empleados por comisión de servicios	15.223	0	0	0	0	0	15.223
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.408.234	0	0	0	0	0	2.408.234
401	05	03	00	Bono vacacional a empleados	2.388.274	0	0	0	0	0	2.388.274
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.960	0	0	0	0	0	19.960
401	07	00	00	Asistencia socio-económica	160.762	0	0	0	0	0	160.762
401	07	01	00	Capacitación y adiestramiento a empleados	15.162	0	0	0	0	0	15.162
401	07	26	00	Dotación de uniformes a obreros	145.600	0	0	0	0	0	145.600
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**298.008**	**0**	**0**	**0**	**0**	**0**	**298.008**
402	01	00	00	Productos alimenticios y agropecuarios	2.000	0	0	0	0	0	2.000
402	01	01	00	Alimentos y bebidas para personas	2.000	0	0	0	0	0	2.000
402	03	00	00	Textiles y vestuarios	21.920	0	0	0	0	0	21.920

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244001 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN A LOS PROCESOS DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS DE LA DIRECCIÓN REGIONAL MARACAIBO, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 1.344

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	1.920	0	0	0	0	0	1.920
402	03	02	00	Prendas de vestir	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	75.200	0	0	0	0	0	75.200
402	05	01	00	Pulpa de madera, papel y cartón	30.000	0	0	0	0	0	30.000
402	05	02	00	Envases y cajas de papel y cartón	2.000	0	0	0	0	0	2.000
402	05	03	00	Productos de papel y cartón para oficina	40.000	0	0	0	0	0	40.000
402	05	04	00	Libros, revistas y periódicos	3.200	0	0	0	0	0	3.200
402	06	00	00	Productos químicos y derivados	18.900	0	0	0	0	0	18.900
402	06	01	00	Sustancias químicas y de uso industrial	5.000	0	0	0	0	0	5.000
402	06	03	00	Tintas, pinturas y colorantes	1.500	0	0	0	0	0	1.500
402	06	06	00	Combustibles y lubricantes	2.400	0	0	0	0	0	2.400
402	06	08	00	Productos plásticos	10.000	0	0	0	0	0	10.000
402	07	00	00	Productos minerales no metálicos	1.997	0	0	0	0	0	1.997
402	07	04	00	Cemento, cal y yeso	1.997	0	0	0	0	0	1.997
402	08	00	00	Productos metálicos	20.491	0	0	0	0	0	20.491
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	9.491	0	0	0	0	0	9.491
402	08	07	00	Material de señalamiento	1.000	0	0	0	0	0	1.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	157.000	0	0	0	0	0	157.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	80.000	0	0	0	0	0	80.000
402	10	11	00	Materiales eléctricos	15.000	0	0	0	0	0	15.000
402	10	12	00	Materiales para instalaciones sanitarias	4.000	0	0	0	0	0	4.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244001 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN A LOS PROCESOS DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS DE LA DIRECCIÓN REGIONAL MARACAIBO, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 1.344

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	500	0	0	0	0	0	500
402	99	01	00	Otros materiales y suministros	500	0	0	0	0	0	500
403	**00**	**00**	**00**	**Servicios no personales**	**173.113**	**0**	**0**	**0**	**0**	**0**	**173.113**
403	04	00	00	Servicios básicos	2.000	0	0	0	0	0	2.000
403	04	06	00	Servicio de aseo urbano y domiciliario	2.000	0	0	0	0	0	2.000
403	06	00	00	Servicios de transporte y almacenaje	16.300	0	0	0	0	0	16.300
403	06	01	00	Fletes y embalajes	1.200	0	0	0	0	0	1.200
403	06	04	00	Peaje	100	0	0	0	0	0	100
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	15.000	0	0	0	0	0	15.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.000	0	0	0	0	0	2.000
403	07	02	00	Imprenta y reproducción	2.000	0	0	0	0	0	2.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	600	0	0	0	0	0	600
403	08	02	00	Comisiones y gastos bancarios	100	0	0	0	0	0	100
403	08	03	00	Comisiones y gastos de adquisición de seguros	500	0	0	0	0	0	500
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	0	20.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
403	12	00	00	Conservación y reparaciones menores de obras	30.000	0	0	0	0	0	30.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	57.213	0	0	0	0	0	57.213
403	18	01	00	Impuesto al valor agregado	57.013	0	0	0	0	0	57.013

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244001 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN A LOS PROCESOS DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS DE LA DIRECCIÓN REGIONAL MARACAIBO, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 1.344

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	99	00	Otros impuestos indirectos	200	0	0	0	0	0	200
403	99	00	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
403	99	01	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
404	**00**	**00**	**00**	**Activos reales**	**61.000**	**0**	**0**	**0**	**0**	0	**61.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	05	01	00	Equipos de telecomunicaciones	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.000	0	0	0	0	0	11.000
404	09	03	00	Mobiliario y equipos de alojamiento	6.000	0	0	0	0	0	6.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
				Totales	**9.963.001**	**0**	**0**	**0**	**0**	0	**9.963.001**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244002 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL ZONA CENTRAL, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 174

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL ZONA CENTRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.619.285**	**0**	**0**	**0**	**0**	**0**	**1.619.285**
401	01	00	00	Sueldos, salarios y otras retribuciones	541.644	0	0	0	0	0	541.644
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	529.356	0	0	0	0	0	529.356
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	259.637	0	0	0	0	0	259.637
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	259.637	0	0	0	0	0	259.637
401	03	00	00	Primas	383.480	0	0	0	0	0	383.480
401	03	08	00	Primas de profesionalización a empleados	100.899	0	0	0	0	0	100.899
401	03	09	00	Primas por antigüedad a empleados	145.260	0	0	0	0	0	145.260
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	98.280	0	0	0	0	0	98.280
401	03	47	00	Primas al personal de alto nivel y de dirección	6.281	0	0	0	0	0	6.281
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	2.709	0	0	0	0	0	2.709
401	04	06	00	Complemento a empleados por comisión de servicios	2.709	0	0	0	0	0	2.709
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	429.168	0	0	0	0	0	429.168
401	05	03	00	Bono vacacional a empleados	409.642	0	0	0	0	0	409.642
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.526	0	0	0	0	0	19.526
401	07	00	00	Asistencia socio-económica	2.647	0	0	0	0	0	2.647
401	07	01	00	Capacitación y adiestramiento a empleados	2.647	0	0	0	0	0	2.647
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**198.999**	**0**	**0**	**0**	**0**	**0**	**198.999**
402	03	00	00	Textiles y vestuarios	15.000	0	0	0	0	0	15.000
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
402	04	00	00	Productos de cuero y caucho	24.336	0	0	0	0	0	24.336
402	04	03	00	Cauchos y tripas para vehículos	24.336	0	0	0	0	0	24.336

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244002 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL ZONA CENTRAL, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 174

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL ZONA CENTRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	22.700	0	0	0	0	0	22.700
402	05	03	00	Productos de papel y cartón para oficina	12.500	0	0	0	0	0	12.500
402	05	04	00	Libros, revistas y periódicos	3.200	0	0	0	0	0	3.200
402	05	06	00	Productos de papel y cartón para computación	2.000	0	0	0	0	0	2.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	4.269	0	0	0	0	0	4.269
402	06	06	00	Combustibles y lubricantes	1.950	0	0	0	0	0	1.950
402	06	08	00	Productos plásticos	2.319	0	0	0	0	0	2.319
402	08	00	00	Productos metálicos	17.323	0	0	0	0	0	17.323
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.323	0	0	0	0	0	7.323
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	115.371	0	0	0	0	0	115.371
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	07	00	Productos de seguridad en el trabajo	7.371	0	0	0	0	0	7.371
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**88.000**	**0**	**0**	**0**	**0**	**0**	**88.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	500	0	0	0	0	0	500
403	07	02	00	Imprenta y reproducción	500	0	0	0	0	0	500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	250	0	0	0	0	0	250
403	08	02	00	Comisiones y gastos bancarios	250	0	0	0	0	0	250
403	09	00	00	Viáticos y pasajes	15.000	0	0	0	0	0	15.000
403	09	01	00	Viáticos y pasajes dentro del pais	15.000	0	0	0	0	0	15.000
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244002 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL ZONA CENTRAL, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 174

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL ZONA CENTRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	32.250	0	0	0	0	0	32.250
403	18	01	00	Impuesto al valor agregado	32.250	0	0	0	0	0	32.250
404	**00**	**00**	**00**	**Activos reales**	**14.000**	**0**	**0**	**0**	**0**	**0**	**14.000**
404	04	00	00	Equipos de transporte, tracción y elevación	8.000	0	0	0	0	0	8.000
404	04	05	00	Vehículos de tracción no motorizados	8.000	0	0	0	0	0	8.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.000	0	0	0	0	0	6.000
404	09	03	00	Mobiliario y equipos de alojamiento	6.000	0	0	0	0	0	6.000
				Totales	**1.920.284**	**0**	**0**	**0**	**0**	**0**	**1.920.284**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244003 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL BARCELONA, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 335

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.452.187**	**0**	**0**	**0**	**0**	**0**	**5.452.187**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.772.676	0	0	0	0	0	1.772.676
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.760.388	0	0	0	0	0	1.760.388
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.060.972	0	0	0	0	0	1.060.972
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.060.972	0	0	0	0	0	1.060.972
401	03	00	00	Primas	1.079.585	0	0	0	0	0	1.079.585
401	03	08	00	Primas de profesionalización a empleados	339.162	0	0	0	0	0	339.162
401	03	09	00	Primas por antigüedad a empleados	439.302	0	0	0	0	0	439.302
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	262.080	0	0	0	0	0	262.080
401	03	47	00	Primas al personal de alto nivel y de dirección	6.281	0	0	0	0	0	6.281
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	8.864	0	0	0	0	0	8.864
401	04	06	00	Complemento a empleados por comisión de servicios	8.864	0	0	0	0	0	8.864
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.406.288	0	0	0	0	0	1.406.288
401	05	03	00	Bono vacacional a empleados	1.386.762	0	0	0	0	0	1.386.762
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.526	0	0	0	0	0	19.526
401	07	00	00	Asistencia socio-económica	123.802	0	0	0	0	0	123.802
401	07	01	00	Capacitación y adiestramiento a empleados	8.802	0	0	0	0	0	8.802
401	07	26	00	Dotación de uniformes a obreros	115.000	0	0	0	0	0	115.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**263.472**	**0**	**0**	**0**	**0**	**0**	**263.472**
402	01	00	00	Productos alimenticios y agropecuarios	2.880	0	0	0	0	0	2.880
402	01	01	00	Alimentos y bebidas para personas	2.880	0	0	0	0	0	2.880
402	03	00	00	Textiles y vestuarios	15.678	0	0	0	0	0	15.678

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244003 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL BARCELONA, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 335

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	678	0	0	0	0	0	678
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	45.400	0	0	0	0	0	45.400
402	05	01	00	Pulpa de madera, papel y cartón	17.400	0	0	0	0	0	17.400
402	05	02	00	Envases y cajas de papel y cartón	1.000	0	0	0	0	0	1.000
402	05	03	00	Productos de papel y cartón para oficina	25.000	0	0	0	0	0	25.000
402	05	06	00	Productos de papel y cartón para computación	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	17.380	0	0	0	0	0	17.380
402	06	03	00	Tintas, pinturas y colorantes	1.500	0	0	0	0	0	1.500
402	06	06	00	Combustibles y lubricantes	5.880	0	0	0	0	0	5.880
402	06	08	00	Productos plásticos	10.000	0	0	0	0	0	10.000
402	08	00	00	Productos metálicos	15.362	0	0	0	0	0	15.362
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.362	0	0	0	0	0	5.362
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	166.272	0	0	0	0	0	166.272
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	0	100.000
402	10	11	00	Materiales eléctricos	5.272	0	0	0	0	0	5.272
402	10	12	00	Materiales para instalaciones sanitarias	3.000	0	0	0	0	0	3.000
402	99	00	00	Otros materiales y suministros	500	0	0	0	0	0	500
402	99	01	00	Otros materiales y suministros	500	0	0	0	0	0	500
403	**00**	**00**	**00**	**Servicios no personales**	**178.303**	**0**	**0**	**0**	**0**	0	**178.303**
403	06	00	00	Servicios de transporte y almacenaje	6.000	0	0	0	0	0	6.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244003 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL BARCELONA, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 335

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	01	00	Fletes y embalajes	4.000	0	0	0	0	0	4.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.000	0	0	0	0	0	2.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.000	0	0	0	0	0	5.000
403	07	02	00	Imprenta y reproducción	5.000	0	0	0	0	0	5.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.000	0	0	0	0	0	1.000
403	08	02	00	Comisiones y gastos bancarios	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	64.000	0	0	0	0	0	64.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
403	09	02	00	Viáticos y pasajes fuera del país	4.000	0	0	0	0	0	4.000
403	10	00	00	Servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	10	07	00	Servicios de capacitación y adiestramiento	50.000	0	0	0	0	0	50.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.000	0	0	0	0	0	4.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.000	0	0	0	0	0	4.000
403	18	00	00	Impuestos indirectos	48.303	0	0	0	0	0	48.303
403	18	01	00	Impuesto al valor agregado	48.303	0	0	0	0	0	48.303
404	**00**	**00**	**00**	**Activos reales**	**9.048**	**0**	**0**	**0**	**0**	**0**	**9.048**
404	05	00	00	Equipos de comunicaciones y de señalamiento	9.048	0	0	0	0	0	9.048
404	05	01	00	Equipos de telecomunicaciones	9.048	0	0	0	0	0	9.048
				Totales	**5.903.010**	**0**	**0**	**0**	**0**	**0**	**5.903.010**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244004 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL BARINAS, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 863

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.876.447**	**0**	**0**	**0**	**0**	**0**	**3.876.447**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.211.142	0	0	0	0	0	1.211.142
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.198.854	0	0	0	0	0	1.198.854
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	797.419	0	0	0	0	0	797.419
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	797.419	0	0	0	0	0	797.419
401	03	00	00	Primas	700.173	0	0	0	0	0	700.173
401	03	08	00	Primas de profesionalización a empleados	229.462	0	0	0	0	0	229.462
401	03	09	00	Primas por antigüedad a empleados	298.170	0	0	0	0	0	298.170
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	131.040	0	0	0	0	0	131.040
401	03	47	00	Primas al personal de alto nivel y de dirección	8.741	0	0	0	0	0	8.741
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	6.056	0	0	0	0	0	6.056
401	04	06	00	Complemento a empleados por comisión de servicios	6.056	0	0	0	0	0	6.056
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	955.662	0	0	0	0	0	955.662
401	05	03	00	Bono vacacional a empleados	935.648	0	0	0	0	0	935.648
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	20.014	0	0	0	0	0	20.014
401	07	00	00	Asistencia socio-económica	205.995	0	0	0	0	0	205.995
401	07	01	00	Capacitación y adiestramiento a empleados	5.995	0	0	0	0	0	5.995
401	07	26	00	Dotación de uniformes a obreros	200.000	0	0	0	0	0	200.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**281.555**	**0**	**0**	**0**	**0**	**0**	**281.555**
402	01	00	00	Productos alimenticios y agropecuarios	2.880	0	0	0	0	0	2.880
402	01	01	00	Alimentos y bebidas para personas	2.880	0	0	0	0	0	2.880
402	03	00	00	Textiles y vestuarios	16.163	0	0	0	0	0	16.163

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244004 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL BARINAS, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 863

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	1.163	0	0	0	0	0	1.163
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
402	04	00	00	Productos de cuero y caucho	40.000	0	0	0	0	0	40.000
402	04	03	00	Cauchos y tripas para vehículos	40.000	0	0	0	0	0	40.000
402	05	00	00	Productos de papel, cartón e impresos	46.000	0	0	0	0	0	46.000
402	05	01	00	Pulpa de madera, papel y cartón	30.000	0	0	0	0	0	30.000
402	05	02	00	Envases y cajas de papel y cartón	1.000	0	0	0	0	0	1.000
402	05	03	00	Productos de papel y cartón para oficina	10.000	0	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	11.500	0	0	0	0	0	11.500
402	06	03	00	Tintas, pinturas y colorantes	1.500	0	0	0	0	0	1.500
402	06	06	00	Combustibles y lubricantes	5.000	0	0	0	0	0	5.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	18.432	0	0	0	0	0	18.432
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	8.432	0	0	0	0	0	8.432
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	146.580	0	0	0	0	0	146.580
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	80.000	0	0	0	0	0	80.000
402	10	11	00	Materiales eléctricos	8.580	0	0	0	0	0	8.580
403	**00**	**00**	**00**	**Servicios no personales**	**207.891**	**0**	**0**	**0**	**0**	**0**	**207.891**
403	01	00	00	Alquileres de inmuebles	100.000	0	0	0	0	0	100.000
403	01	01	00	Alquileres de edificios y locales	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244004 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL BARINAS, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 863

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	00	00	Servicios básicos	24.000	0	0	0	0	0	24.000
403	04	01	00	Electricidad	10.000	0	0	0	0	0	10.000
403	04	03	00	Agua	2.000	0	0	0	0	0	2.000
403	04	07	00	Servicio de condominio	12.000	0	0	0	0	0	12.000
403	06	00	00	Servicios de transporte y almacenaje	7.000	0	0	0	0	0	7.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	7.000	0	0	0	0	0	7.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	200	0	0	0	0	0	200
403	08	02	00	Comisiones y gastos bancarios	200	0	0	0	0	0	200
403	09	00	00	Viáticos y pasajes	5.000	0	0	0	0	0	5.000
403	09	01	00	Viáticos y pasajes dentro del pais	5.000	0	0	0	0	0	5.000
403	10	00	00	Servicios profesionales y técnicos	15.000	0	0	0	0	0	15.000
403	10	07	00	Servicios de capacitación y adiestramiento	15.000	0	0	0	0	0	15.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.000	0	0	0	0	0	2.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.000	0	0	0	0	0	2.000
403	18	00	00	Impuestos indirectos	54.691	0	0	0	0	0	54.691
403	18	01	00	Impuesto al valor agregado	54.691	0	0	0	0	0	54.691
404	**00**	**00**	**00**	**Activos reales**	**21.000**	**0**	**0**	0	**0**	0	21.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	10.000	0	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.000	0	0	0	0	0	11.000
404	09	03	00	Mobiliario y equipos de alojamiento	6.000	0	0	0	0	0	6.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
				Totales	**4.386.893**	**0**	**0**	0	**0**	0	**4.386.893**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244005 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL BOLÍVAR, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 429

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.644.170**	0	0	0	0	0	**1.644.170**
401	01	00	00	Sueldos, salarios y otras retribuciones	556.080	0	0	0	0	0	556.080
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	543.792	0	0	0	0	0	543.792
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	310.185	0	0	0	0	0	310.185
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	310.185	0	0	0	0	0	310.185
401	03	00	00	Primas	335.855	0	0	0	0	0	335.855
401	03	08	00	Primas de profesionalización a empleados	104.610	0	0	0	0	0	104.610
401	03	09	00	Primas por antigüedad a empleados	126.684	0	0	0	0	0	126.684
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	65.520	0	0	0	0	0	65.520
401	03	47	00	Primas al personal de alto nivel y de dirección	6.281	0	0	0	0	0	6.281
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	2.781	0	0	0	0	0	2.781
401	04	06	00	Complemento a empleados por comisión de servicios	2.781	0	0	0	0	0	2.781
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	436.550	0	0	0	0	0	436.550
401	05	03	00	Bono vacacional a empleados	417.024	0	0	0	0	0	417.024
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.526	0	0	0	0	0	19.526
401	07	00	00	Asistencia socio-económica	2.719	0	0	0	0	0	2.719
401	07	01	00	Capacitación y adiestramiento a empleados	2.719	0	0	0	0	0	2.719
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**140.944**	0	0	0	0	0	**140.944**
402	01	00	00	Productos alimenticios y agropecuarios	3.514	0	0	0	0	0	3.514
402	01	01	00	Alimentos y bebidas para personas	3.514	0	0	0	0	0	3.514
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244005 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL BOLÍVAR, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 429

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	17.389	0	0	0	0	0	17.389
402	05	01	00	Pulpa de madera, papel y cartón	4.800	0	0	0	0	0	4.800
402	05	02	00	Envases y cajas de papel y cartón	1.000	0	0	0	0	0	1.000
402	05	03	00	Productos de papel y cartón para oficina	6.139	0	0	0	0	0	6.139
402	05	04	00	Libros, revistas y periódicos	3.450	0	0	0	0	0	3.450
402	05	06	00	Productos de papel y cartón para computación	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	7.240	0	0	0	0	0	7.240
402	06	03	00	Tintas, pinturas y colorantes	1.500	0	0	0	0	0	1.500
402	06	06	00	Combustibles y lubricantes	5.740	0	0	0	0	0	5.740
402	08	00	00	Productos metálicos	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	82.801	0	0	0	0	0	82.801
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	07	00	Productos de seguridad en el trabajo	24.960	0	0	0	0	0	24.960
402	10	08	00	Materiales para equipos de computación	49.841	0	0	0	0	0	49.841
403	**00**	**00**	**00**	**Servicios no personales**	**137.403**	**0**	**0**	**0**	**0**	**0**	**137.403**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000
403	06	01	00	Fletes y embalajes	1.000	0	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.500	0	0	0	0	0	1.500
403	07	02	00	Imprenta y reproducción	1.500	0	0	0	0	0	1.500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	80	0	0	0	0	0	80
403	08	02	00	Comisiones y gastos bancarios	80	0	0	0	0	0	80
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244005 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL BOLÍVAR, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 429

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	10	07	00	Servicios de capacitación y adiestramiento	50.000	0	0	0	0	0	50.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	29.823	0	0	0	0	0	29.823
403	18	01	00	Impuesto al valor agregado	29.823	0	0	0	0	0	29.823
				Totales	**1.922.517**	**0**	**0**	**0**	**0**	**0**	**1.922.517**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244006 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL CUMANÁ, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 225

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.236.745**	**0**	**0**	**0**	**0**	**0**	**2.236.745**
401	01	00	00	Sueldos, salarios y otras retribuciones	791.370	0	0	0	0	0	791.370
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	779.082	0	0	0	0	0	779.082
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	326.954	0	0	0	0	0	326.954
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	326.954	0	0	0	0	0	326.954
401	03	00	00	Primas	494.206	0	0	0	0	0	494.206
401	03	08	00	Primas de profesionalización a empleados	148.577	0	0	0	0	0	148.577
401	03	09	00	Primas por antigüedad a empleados	139.236	0	0	0	0	0	139.236
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	163.800	0	0	0	0	0	163.800
401	03	47	00	Primas al personal de alto nivel y de dirección	9.833	0	0	0	0	0	9.833
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	3.957	0	0	0	0	0	3.957
401	04	06	00	Complemento a empleados por comisión de servicios	3.957	0	0	0	0	0	3.957
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	604.362	0	0	0	0	0	604.362
401	05	03	00	Bono vacacional a empleados	584.131	0	0	0	0	0	584.131
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	20.231	0	0	0	0	0	20.231
401	07	00	00	Asistencia socio-económica	15.896	0	0	0	0	0	15.896
401	07	01	00	Capacitación y adiestramiento a empleados	3.896	0	0	0	0	0	3.896
401	07	26	00	Dotación de uniformes a obreros	12.000	0	0	0	0	0	12.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**173.818**	**0**	**0**	**0**	**0**	**0**	**173.818**
402	01	00	00	Productos alimenticios y agropecuarios	6.840	0	0	0	0	0	6.840
402	01	01	00	Alimentos y bebidas para personas	6.840	0	0	0	0	0	6.840
402	03	00	00	Textiles y vestuarios	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244006 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL CUMANÁ, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 225

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
402	04	00	00	Productos de cuero y caucho	15.000	0	0	0	0	0	15.000
402	04	03	00	Cauchos y tripas para vehículos	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	10.360	0	0	0	0	0	10.360
402	05	02	00	Envases y cajas de papel y cartón	600	0	0	0	0	0	600
402	05	03	00	Productos de papel y cartón para oficina	9.760	0	0	0	0	0	9.760
402	06	00	00	Productos químicos y derivados	13.245	0	0	0	0	0	13.245
402	06	03	00	Tintas, pinturas y colorantes	1.500	0	0	0	0	0	1.500
402	06	06	00	Combustibles y lubricantes	6.516	0	0	0	0	0	6.516
402	06	08	00	Productos plásticos	5.229	0	0	0	0	0	5.229
402	08	00	00	Productos metálicos	12.589	0	0	0	0	0	12.589
402	08	03	00	Herramientas menores, cuchillería y articulos generales de ferretería	2.589	0	0	0	0	0	2.589
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	100.784	0	0	0	0	0	100.784
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	07	00	Productos de seguridad en el trabajo	8.850	0	0	0	0	0	8.850
402	10	08	00	Materiales para equipos de computación	83.934	0	0	0	0	0	83.934
403	**00**	**00**	**00**	**Servicios no personales**	**42.715**	**0**	**0**	**0**	**0**	**0**	**42.715**
403	06	00	00	Servicios de transporte y almacenaje	800	0	0	0	0	0	800
403	06	01	00	Fletes y embalajes	800	0	0	0	0	0	800
403	07	00	00	Servicios de información, impresión y relaciones públicas	500	0	0	0	0	0	500
403	07	02	00	Imprenta y reproducción	500	0	0	0	0	0	500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	300	0	0	0	0	0	300
403	08	02	00	Comisiones y gastos bancarios	300	0	0	0	0	0	300

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244006 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL CUMANÁ, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 225

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	5.000	0	0	0	0	0	5.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000	0	0	0	0	0	5.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.200	0	0	0	0	0	1.200
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.200	0	0	0	0	0	1.200
403	12	00	00	Conservación y reparaciones menores de obras	5.000	0	0	0	0	0	5.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	24.915	0	0	0	0	0	24.915
403	18	01	00	Impuesto al valor agregado	24.915	0	0	0	0	0	24.915
403	99	00	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
403	99	01	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
404	**00**	**00**	**00**	**Activos reales**	**16.000**	**0**	**0**	**0**	**0**	0	**16.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	10.000	0	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.000	0	0	0	0	0	6.000
404	09	03	00	Mobiliario y equipos de alojamiento	6.000	0	0	0	0	0	6.000
				Totales	**2.469.278**	**0**	**0**	0	0	0	**2.469.278**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244007 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL MATURÍN, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 1.784

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.105.701**	**0**	**0**	**0**	**0**	**0**	**6.105.701**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.085.228	0	0	0	0	0	2.085.228
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.072.940	0	0	0	0	0	2.072.940
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.223.224	0	0	0	0	0	1.223.224
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.223.224	0	0	0	0	0	1.223.224
401	03	00	00	Primas	1.165.767	0	0	0	0	0	1.165.767
401	03	08	00	Primas de profesionalización a empleados	398.308	0	0	0	0	0	398.308
401	03	09	00	Primas por antigüedad a empleados	499.098	0	0	0	0	0	499.098
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	229.320	0	0	0	0	0	229.320
401	03	47	00	Primas al personal de alto nivel y de dirección	6.281	0	0	0	0	0	6.281
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	10.427	0	0	0	0	0	10.427
401	04	06	00	Complemento a empleados por comisión de servicios	10.427	0	0	0	0	0	10.427
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.610.690	0	0	0	0	0	1.610.690
401	05	03	00	Bono vacacional a empleados	1.591.164	0	0	0	0	0	1.591.164
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.526	0	0	0	0	0	19.526
401	07	00	00	Asistencia socio-económica	10.365	0	0	0	0	0	10.365
401	07	01	00	Capacitación y adiestramiento a empleados	10.365	0	0	0	0	0	10.365
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**356.604**	**0**	**0**	**0**	**0**	**0**	**356.604**
402	01	00	00	Productos alimenticios y agropecuarios	2.000	0	0	0	0	0	2.000
402	01	01	00	Alimentos y bebidas para personas	2.000	0	0	0	0	0	2.000
402	03	00	00	Textiles y vestuarios	15.936	0	0	0	0	0	15.936
402	03	01	00	Textiles	936	0	0	0	0	0	936

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244007 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL MATURÍN, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 1.784

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	69.700	0	0	0	0	0	69.700
402	05	01	00	Pulpa de madera, papel y cartón	25.500	0	0	0	0	0	25.500
402	05	02	00	Envases y cajas de papel y cartón	1.000	0	0	0	0	0	1.000
402	05	03	00	Productos de papel y cartón para oficina	40.000	0	0	0	0	0	40.000
402	05	04	00	Libros, revistas y periódicos	3.200	0	0	0	0	0	3.200
402	06	00	00	Productos químicos y derivados	18.585	0	0	0	0	0	18.585
402	06	03	00	Tintas, pinturas y colorantes	1.500	0	0	0	0	0	1.500
402	06	06	00	Combustibles y lubricantes	7.085	0	0	0	0	0	7.085
402	06	08	00	Productos plásticos	10.000	0	0	0	0	0	10.000
402	07	00	00	Productos minerales no metálicos	8.930	0	0	0	0	0	8.930
402	07	04	00	Cemento, cal y yeso	8.930	0	0	0	0	0	8.930
402	08	00	00	Productos metálicos	19.900	0	0	0	0	0	19.900
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.000	0	0	0	0	0	5.000
402	08	07	00	Material de señalamiento	400	0	0	0	0	0	400
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.000	0	0	0	0	0	10.000
402	08	10	00	Repuestos y accesorios para otros equipos	4.500	0	0	0	0	0	4.500
402	10	00	00	Productos varios y útiles diversos	216.297	0	0	0	0	0	216.297
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	297	0	0	0	0	0	297
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	140.000	0	0	0	0	0	140.000
402	10	11	00	Materiales eléctricos	15.000	0	0	0	0	0	15.000
402	10	12	00	Materiales para instalaciones sanitarias	3.000	0	0	0	0	0	3.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244007 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL MATURÍN, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 1.784

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	5.256	0	0	0	0	0	5.256
402	99	01	00	Otros materiales y suministros	5.256	0	0	0	0	0	5.256
403	**00**	**00**	**00**	**Servicios no personales**	**148.241**	**0**	**0**	**0**	**0**	**0**	**148.241**
403	06	00	00	Servicios de transporte y almacenaje	10.000	0	0	0	0	0	10.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	100	0	0	0	0	0	100
403	07	02	00	Imprenta y reproducción	100	0	0	0	0	0	100
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	300	0	0	0	0	0	300
403	08	02	00	Comisiones y gastos bancarios	300	0	0	0	0	0	300
403	09	00	00	Viáticos y pasajes	7.000	0	0	0	0	0	7.000
403	09	01	00	Viáticos y pasajes dentro del país	7.000	0	0	0	0	0	7.000
403	10	00	00	Servicios profesionales y técnicos	25.000	0	0	0	0	0	25.000
403	10	07	00	Servicios de capacitación y adiestramiento	25.000	0	0	0	0	0	25.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.000	0	0	0	0	0	2.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.000	0	0	0	0	0	2.000
403	18	00	00	Impuestos indirectos	63.841	0	0	0	0	0	63.841
403	18	01	00	Impuesto al valor agregado	63.841	0	0	0	0	0	63.841
403	99	00	00	Otros servicios no personales	40.000	0	0	0	0	0	40.000
403	99	01	00	Otros servicios no personales	40.000	0	0	0	0	0	40.000
404	**00**	**00**	**00**	**Activos reales**	**91.000**	**0**	**0**	**0**	**0**	**0**	**91.000**
404	01	00	00	Repuestos y reparaciones mayores	25.000	0	0	0	0	0	25.000
404	01	01	00	Repuestos mayores	15.000	0	0	0	0	0	15.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244007 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL MATURÍN, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 1.784

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	10.000	0	0	0	0	0	10.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	05	01	00	Equipos de telecomunicaciones	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.000	0	0	0	0	0	6.000
404	09	03	00	Mobiliario y equipos de alojamiento	6.000	0	0	0	0	0	6.000
				Totales	**6.701.546**	**0**	**0**	**0**	**0**	**0**	**6.701.546**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244008 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL FALCÓN, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 1.115

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.646.312**	**0**	**0**	**0**	**0**	**0**	**4.646.312**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.608.222	0	0	0	0	0	1.608.222
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.595.934	0	0	0	0	0	1.595.934
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	938.423	0	0	0	0	0	938.423
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	938.423	0	0	0	0	0	938.423
401	03	00	00	Primas	786.178	0	0	0	0	0	786.178
401	03	08	00	Primas de profesionalización a empleados	305.645	0	0	0	0	0	305.645
401	03	09	00	Primas por antigüedad a empleados	377.064	0	0	0	0	0	377.064
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	65.520	0	0	0	0	0	65.520
401	03	47	00	Primas al personal de alto nivel y de dirección	5.189	0	0	0	0	0	5.189
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	8.042	0	0	0	0	0	8.042
401	04	06	00	Complemento a empleados por comisión de servicios	8.042	0	0	0	0	0	8.042
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.199.467	0	0	0	0	0	1.199.467
401	05	03	00	Bono vacacional a empleados	1.180.158	0	0	0	0	0	1.180.158
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.309	0	0	0	0	0	19.309
401	07	00	00	Asistencia socio-económica	105.980	0	0	0	0	0	105.980
401	07	01	00	Capacitación y adiestramiento a empleados	7.980	0	0	0	0	0	7.980
401	07	26	00	Dotación de uniformes a obreros	98.000	0	0	0	0	0	98.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**378.800**	**0**	**0**	**0**	**0**	**0**	**378.800**
402	01	00	00	Productos alimenticios y agropecuarios	2.000	0	0	0	0	0	2.000
402	01	01	00	Alimentos y bebidas para personas	2.000	0	0	0	0	0	2.000
402	03	00	00	Textiles y vestuarios	16.700	0	0	0	0	0	16.700

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244008 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL FALCÓN, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 1.115

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	1.700	0	0	0	0	0	1.700
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
402	04	00	00	Productos de cuero y caucho	12.100	0	0	0	0	0	12.100
402	04	03	00	Cauchos y tripas para vehículos	12.100	0	0	0	0	0	12.100
402	05	00	00	Productos de papel, cartón e impresos	58.200	0	0	0	0	0	58.200
402	05	01	00	Pulpa de madera, papel y cartón	17.400	0	0	0	0	0	17.400
402	05	02	00	Envases y cajas de papel y cartón	10.800	0	0	0	0	0	10.800
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	25.100	0	0	0	0	0	25.100
402	06	01	00	Sustancias químicas y de uso industrial	5.000	0	0	0	0	0	5.000
402	06	03	00	Tintas, pinturas y colorantes	1.500	0	0	0	0	0	1.500
402	06	06	00	Combustibles y lubricantes	8.600	0	0	0	0	0	8.600
402	06	08	00	Productos plásticos	10.000	0	0	0	0	0	10.000
402	08	00	00	Productos metálicos	17.200	0	0	0	0	0	17.200
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.500	0	0	0	0	0	7.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.700	0	0	0	0	0	9.700
402	10	00	00	Productos varios y útiles diversos	247.000	0	0	0	0	0	247.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	07	00	Productos de seguridad en el trabajo	80.000	0	0	0	0	0	80.000
402	10	08	00	Materiales para equipos de computación	140.000	0	0	0	0	0	140.000
402	10	11	00	Materiales eléctricos	15.000	0	0	0	0	0	15.000
402	10	12	00	Materiales para instalaciones sanitarias	4.000	0	0	0	0	0	4.000
402	99	00	00	Otros materiales y suministros	500	0	0	0	0	0	500
402	99	01	00	Otros materiales y suministros	500	0	0	0	0	0	500

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244008 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL FALCÓN, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 1.115

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**140.032**	**0**	**0**	**0**	**0**	**0**	**140.032**
403	06	00	00	Servicios de transporte y almacenaje	18.000	0	0	0	0	0	18.000
403	06	01	00	Fletes y embalajes	3.000	0	0	0	0	0	3.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	15.000	0	0	0	0	0	15.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	500	0	0	0	0	0	500
403	07	02	00	Imprenta y reproducción	500	0	0	0	0	0	500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	100	0	0	0	0	0	100
403	08	02	00	Comisiones y gastos bancarios	100	0	0	0	0	0	100
403	09	00	00	Viáticos y pasajes	5.000	0	0	0	0	0	5.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000	0	0	0	0	0	5.000
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	0	40.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	12.000	0	0	0	0	0	12.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.000	0	0	0	0	0	2.000
403	18	00	00	Impuestos indirectos	59.432	0	0	0	0	0	59.432
403	18	01	00	Impuesto al valor agregado	59.232	0	0	0	0	0	59.232
403	18	99	00	Otros impuestos indirectos	200	0	0	0	0	0	200
403	99	00	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
403	99	01	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
404	**00**	**00**	**00**	**Activos reales**	**34.000**	**0**	**0**	**0**	**0**	**0**	**34.000**
404	01	00	00	Repuestos y reparaciones mayores	13.000	0	0	0	0	0	13.000
404	01	01	00	Repuestos mayores	5.000	0	0	0	0	0	5.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 45 - 54

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244008 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL FALCÓN, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 1.115

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	00	Reparaciones mayores de maquinaria y equipos	8.000	0	0	0	0	0	8.000
404	01	02	05	Reparaciones mayores de equipos científicos, religiosos, de enseñanza y recreación	3.000	0	0	0	0	0	3.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
404	05	01	00	Equipos de telecomunicaciones	10.000	0	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.000	0	0	0	0	0	11.000
404	09	03	00	Mobiliario y equipos de alojamiento	6.000	0	0	0	0	0	6.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
				Totales	**5.199.144**	**0**	**0**	**0**	**0**	**0**	**5.199.144**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244009 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL FAJA, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 644

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**258.685**	**0**	**0**	**0**	**0**	**0**	**258.685**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	03	00	00	Textiles y vestuarios	16.182	0	0	0	0	0	16.182
402	03	01	00	Textiles	1.182	0	0	0	0	0	1.182
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
402	04	00	00	Productos de cuero y caucho	17.405	0	0	0	0	0	17.405
402	04	03	00	Cauchos y tripas para vehículos	17.405	0	0	0	0	0	17.405
402	05	00	00	Productos de papel, cartón e impresos	48.600	0	0	0	0	0	48.600
402	05	01	00	Pulpa de madera, papel y cartón	11.400	0	0	0	0	0	11.400
402	05	02	00	Envases y cajas de papel y cartón	2.000	0	0	0	0	0	2.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	0	30.000
402	05	04	00	Libros, revistas y periódicos	3.200	0	0	0	0	0	3.200
402	05	06	00	Productos de papel y cartón para computación	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	12.700	0	0	0	0	0	12.700
402	06	03	00	Tintas, pinturas y colorantes	1.500	0	0	0	0	0	1.500
402	06	06	00	Combustibles y lubricantes	1.200	0	0	0	0	0	1.200
402	06	08	00	Productos plásticos	10.000	0	0	0	0	0	10.000
402	08	00	00	Productos metálicos	10.492	0	0	0	0	0	10.492
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.395	0	0	0	0	0	2.395
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.097	0	0	0	0	0	8.097
402	10	00	00	Productos varios y útiles diversos	143.306	0	0	0	0	0	143.306
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244009 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL FAJA, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 644

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	80.000	0	0	0	0	0	80.000
402	10	11	00	Materiales eléctricos	2.306	0	0	0	0	0	2.306
402	10	12	00	Materiales para instalaciones sanitarias	3.000	0	0	0	0	0	3.000
403	**00**	**00**	**00**	**Servicios no personales**	**177.283**	**0**	**0**	**0**	**0**	**0**	**177.283**
403	06	00	00	Servicios de transporte y almacenaje	6.000	0	0	0	0	0	6.000
403	06	01	00	Fletes y embalajes	3.000	0	0	0	0	0	3.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.000	0	0	0	0	0	3.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.000	0	0	0	0	0	1.000
403	07	02	00	Imprenta y reproducción	1.000	0	0	0	0	0	1.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.000	0	0	0	0	0	1.000
403	08	02	00	Comisiones y gastos bancarios	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del pais	60.000	0	0	0	0	0	60.000
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	0	40.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.000	0	0	0	0	0	14.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.000	0	0	0	0	0	4.000
403	18	00	00	Impuestos indirectos	55.283	0	0	0	0	0	55.283
403	18	01	00	Impuesto al valor agregado	55.283	0	0	0	0	0	55.283
404	**00**	**00**	**00**	**Activos reales**	**80.000**	**0**	**0**	**0**	**0**	**0**	**80.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	30.000	0	0	0	0	0	30.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	30.000	0	0	0	0	0	30.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118221 450244000 INSPECCIÓN Y FISCALIZACIÓN DE LAS ACTIVIDADES PRIMARIAS EN MATERIA DE HIDROCARBUROS Y OTRAS CONEXAS A TRAVÉS DE LAS DIRECCIONES REGIONALES

OBJETIVO DEL PROYECTO: ASEGURAR QUE NO EXISTAN DESVIACIONES EN LOS NIVELES DE RECAUDACIÓN FISCAL ASOCIADOS A LAS ACTIVIDADES PRIMARIAS Y OTRAS CONEXAS

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 6.913

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN E INSPECCIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450244009 EFECTUAR CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LAS ACTIVIDADES CONEXAS A LOS HIDROCARBUROS EN LA DIRECCIÓN REGIONAL FAJA, CONCATENADOS CON LA PROTECCIÓN DEL MEDIO AMBIENTE Y EL DESARROLLO SOCIAL

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 644

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	01	00	Equipos de telecomunicaciones	50.000	0	0	0	0	0	50.000
				Totales	**515.968**	**0**	**0**	**0**	**0**	**0**	**515.968**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118601 450245000 CREACIÓN DEL REGISTRO NACIONAL DE EMPRESAS PETROQUÍMICAS (2013)

OBJETIVO DEL PROYECTO: CREAR, ORGANIZAR, CONFORMAR Y PONER EN SERVICIO EL REGISTRO NACIONAL DE EMPRESAS PETROQUÍMICAS, SUSTENTADO EN UNA PLATAFORMA TECNOLÓGICA QUE PROPORCIONE INFORMACIÓN COMPLETA Y VERAZ DE LA ACTIVIDAD PETROQUÍMICA NACIONAL

UNIDAD DE MEDIDA: EMPRESA CERTIFICADA **META:** 1.500

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PRODUCTOS INDUSTRIALES **PRESUPUESTO:** **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**130.694**	**0**	**0**	**0**	**0**	**0**	**130.694**
401	01	00	00	Sueldos, salarios y otras retribuciones	56.064	0	0	0	0	0	56.064
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	56.064	0	0	0	0	0	56.064
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	17.634	0	0	0	0	0	17.634
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	17.634	0	0	0	0	0	17.634
401	03	00	00	Primas	19.946	0	0	0	0	0	19.946
401	03	08	00	Primas de profesionalización a empleados	10.664	0	0	0	0	0	10.664
401	03	09	00	Primas por antigüedad a empleados	9.282	0	0	0	0	0	9.282
401	04	00	00	Complementos de sueldos y salarios	281	0	0	0	0	0	281
401	04	06	00	Complemento a empleados por comisión de servicios	281	0	0	0	0	0	281
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	36.488	0	0	0	0	0	36.488
401	05	03	00	Bono vacacional a empleados	36.488	0	0	0	0	0	36.488
401	07	00	00	Asistencia socio-económica	281	0	0	0	0	0	281
401	07	01	00	Capacitación y adiestramiento a empleados	281	0	0	0	0	0	281
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.537**	**0**	**0**	**0**	**0**	**0**	**17.537**
402	05	00	00	Productos de papel, cartón e impresos	426	0	0	0	0	0	426
402	05	03	00	Productos de papel y cartón para oficina	426	0	0	0	0	0	426
402	10	00	00	Productos varios y útiles diversos	17.111	0	0	0	0	0	17.111
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.495	0	0	0	0	0	1.495
402	10	08	00	Materiales para equipos de computación	15.616	0	0	0	0	0	15.616
403	**00**	**00**	**00**	**Servicios no personales**	**11.065**	**0**	**0**	**0**	**0**	**0**	**11.065**
403	09	00	00	Viáticos y pasajes	3.000	0	0	0	0	0	3.000
403	09	01	00	Viáticos y pasajes dentro del país	3.000	0	0	0	0	0	3.000
403	10	00	00	Servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	3.065	0	0	0	0	0	3.065
403	18	01	00	Impuesto al valor agregado	3.065	0	0	0	0	0	3.065
				Totales	**159.296**	**0**	**0**	**0**	**0**	**0**	**159.296**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118601 450245000 CREACIÓN DEL REGISTRO NACIONAL DE EMPRESAS PETROQUÍMICAS (2013)

OBJETIVO DEL PROYECTO: CREAR, ORGANIZAR, CONFORMAR Y PONER EN SERVICIO EL REGISTRO NACIONAL DE EMPRESAS PETROQUÍMICAS, SUSTENTADO EN UNA PLATAFORMA TECNOLÓGICA QUE PROPORCIONE INFORMACIÓN COMPLETA Y VERAZ DE LA ACTIVIDAD PETROQUÍMICA NACIONAL

UNIDAD DE MEDIDA: EMPRESA CERTIFICADA **META:** 1.500

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PRODUCTOS INDUSTRIALES **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118601 450245000 CREACIÓN DEL REGISTRO NACIONAL DE EMPRESAS PETROQUÍMICAS (2013)

OBJETIVO DEL PROYECTO: CREAR, ORGANIZAR, CONFORMAR Y PONER EN SERVICIO EL REGISTRO NACIONAL DE EMPRESAS PETROQUÍMICAS, SUSTENTADO EN UNA PLATAFORMA TECNOLÓGICA QUE PROPORCIONE INFORMACIÓN COMPLETA Y VERAZ DE LA ACTIVIDAD PETROQUÍMICA NACIONAL

UNIDAD DE MEDIDA: EMPRESA CERTIFICADA **META:** 1.500

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PRODUCTOS INDUSTRIALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450245001 CONSTRUIR LOS MÓDULOS DE: INSPECCIÓN, FISCALIZACIÓN Y PERMISOS

UNIDAD DE MEDIDA: MÓDULO DE TECNOLOGÍA **META:** 2

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**130.694**	**0**	**0**	**0**	**0**	**0**	**130.694**
401	01	00	00	Sueldos, salarios y otras retribuciones	56.064	0	0	0	0	0	56.064
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	56.064	0	0	0	0	0	56.064
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	17.634	0	0	0	0	0	17.634
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	17.634	0	0	0	0	0	17.634
401	03	00	00	Primas	19.946	0	0	0	0	0	19.946
401	03	08	00	Primas de profesionalización a empleados	10.664	0	0	0	0	0	10.664
401	03	09	00	Primas por antigüedad a empleados	9.282	0	0	0	0	0	9.282
401	04	00	00	Complementos de sueldos y salarios	281	0	0	0	0	0	281
401	04	06	00	Complemento a empleados por comisión de servicios	281	0	0	0	0	0	281
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	36.488	0	0	0	0	0	36.488
401	05	03	00	Bono vacacional a empleados	36.488	0	0	0	0	0	36.488
401	07	00	00	Asistencia socio-económica	281	0	0	0	0	0	281
401	07	01	00	Capacitación y adiestramiento a empleados	281	0	0	0	0	0	281
403	**00**	**00**	**00**	**Servicios no personales**	**5.600**	**0**	**0**	**0**	**0**	**0**	**5.600**
403	10	00	00	Servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	600	0	0	0	0	0	600
403	18	01	00	Impuesto al valor agregado	600	0	0	0	0	0	600
				Totales	**136.294**	**0**	**0**	**0**	**0**	**0**	**136.294**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118601 450245000 CREACIÓN DEL REGISTRO NACIONAL DE EMPRESAS PETROQUÍMICAS (2013)

OBJETIVO DEL PROYECTO: CREAR, ORGANIZAR, CONFORMAR Y PONER EN SERVICIO EL REGISTRO NACIONAL DE EMPRESAS PETROQUÍMICAS, SUSTENTADO EN UNA PLATAFORMA TECNOLÓGICA QUE PROPORCIONE INFORMACIÓN COMPLETA Y VERAZ DE LA ACTIVIDAD PETROQUÍMICA NACIONAL

UNIDAD DE MEDIDA: EMPRESA CERTIFICADA **META:** 1.500

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PRODUCTOS INDUSTRIALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450245002 "IMPLANTAR LOS MÓDULOS DE: CARGA DE PLAN DE OPERACIONES, INSCRIPCIÓN DE PROYECTO, ACTUALIZAR DATOS DE PROYECTO, ACTUALIZAR AVANCE DE PROYECTO

UNIDAD DE MEDIDA: MÓDULO DE TECNOLOGÍA **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.921**	**0**	**0**	**0**	**0**	**0**	**11.921**
402	05	00	00	Productos de papel, cartón e impresos	426	0	0	0	0	0	426
402	05	03	00	Productos de papel y cartón para oficina	426	0	0	0	0	0	426
402	10	00	00	Productos varios y útiles diversos	11.495	0	0	0	0	0	11.495
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.495	0	0	0	0	0	1.495
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.671**	**0**	**0**	**0**	**0**	**0**	**3.671**
403	09	00	00	Viáticos y pasajes	2.000	0	0	0	0	0	2.000
403	09	01	00	Viáticos y pasajes dentro del pais	2.000	0	0	0	0	0	2.000
403	18	00	00	Impuestos indirectos	1.671	0	0	0	0	0	1.671
403	18	01	00	Impuesto al valor agregado	1.671	0	0	0	0	0	1.671
				Totales	**15.592**	**0**	**0**	**0**	**0**	**0**	**15.592**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118601 450245000 CREACIÓN DEL REGISTRO NACIONAL DE EMPRESAS PETROQUÍMICAS (2013)

OBJETIVO DEL PROYECTO: CREAR, ORGANIZAR, CONFORMAR Y PONER EN SERVICIO EL REGISTRO NACIONAL DE EMPRESAS PETROQUÍMICAS, SUSTENTADO EN UNA PLATAFORMA TECNOLÓGICA QUE PROPORCIONE INFORMACIÓN COMPLETA Y VERAZ DE LA ACTIVIDAD PETROQUÍMICA NACIONAL

UNIDAD DE MEDIDA: EMPRESA CERTIFICADA **META:** 1.500

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PRODUCTOS INDUSTRIALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450245003 IMPLANTAR LOS MÓDULOS DE: INSPECCIÓN, FISCALIZACIÓN Y PERMISOS

UNIDAD DE MEDIDA: MÓDULO DE TECNOLOGÍA **META:** 2

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.616**	**0**	**0**	**0**	**0**	**0**	**5.616**
402	10	00	00	Productos varios y útiles diversos	5.616	0	0	0	0	0	5.616
402	10	08	00	Materiales para equipos de computación	5.616	0	0	0	0	0	5.616
403	**00**	**00**	**00**	**Servicios no personales**	**1.794**	**0**	**0**	**0**	**0**	**0**	**1.794**
403	09	00	00	Viáticos y pasajes	1.000	0	0	0	0	0	1.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	794	0	0	0	0	0	794
403	18	01	00	Impuesto al valor agregado	794	0	0	0	0	0	794
				Totales	**7.410**	**0**	**0**	**0**	**0**	**0**	**7.410**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118590 450246000 IMPLEMENTACIÓN DE LA METODOLOGÍA DE PLANIFICACIÓN, SEGUIMIENTO Y CONTROL DE LA TRANSFERENCIA TECNOLÓGICA EN EL SECTOR HIDROCARBUROS EN EL MARCO DE LA APROPIACIÓN SOCIAL DEL CONOCIMIENTO

OBJETIVO DEL PROYECTO: AJUSTAR LA METODOLOGÍA DE PLANIFICACIÓN, SEGUIMIENTO Y CONTROL DE LA TRANSFERENCIA TECNOLÓGICA EN EL SECTOR HIDROCARBUROS EN EL MARCO DE LA APROPIACIÓN SOCIAL DEL CONOCIMIENTO

UNIDAD DE MEDIDA: DOCUMENTO

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INDUSTRIALIZACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**645.226**	**0**	**0**	**0**	**0**	**0**	**645.226**
401	01	00	00	Sueldos, salarios y otras retribuciones	194.406	0	0	0	0	0	194.406
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	194.406	0	0	0	0	0	194.406
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	136.164	0	0	0	0	0	136.164
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	136.164	0	0	0	0	0	136.164
401	03	00	00	Primas	145.766	0	0	0	0	0	145.766
401	03	08	00	Primas de profesionalización a empleados	37.106	0	0	0	0	0	37.106
401	03	09	00	Primas por antigüedad a empleados	43.140	0	0	0	0	0	43.140
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	65.520	0	0	0	0	0	65.520
401	04	00	00	Complementos de sueldos y salarios	973	0	0	0	0	0	973
401	04	06	00	Complemento a empleados por comisión de servicios	973	0	0	0	0	0	973
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	166.944	0	0	0	0	0	166.944
401	05	03	00	Bono vacacional a empleados	166.944	0	0	0	0	0	166.944
401	07	00	00	Asistencia socio-económica	973	0	0	0	0	0	973
401	07	01	00	Capacitación y adiestramiento a empleados	973	0	0	0	0	0	973
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**60.341**	**0**	**0**	**0**	**0**	**0**	**60.341**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	4.500	0	0	0	0	0	4.500
402	05	03	00	Productos de papel y cartón para oficina	2.500	0	0	0	0	0	2.500
402	05	06	00	Productos de papel y cartón para computación	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	2.000	0	0	0	0	0	2.000
402	06	08	00	Productos plásticos	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	43.841	0	0	0	0	0	43.841
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	33.841	0	0	0	0	0	33.841
403	**00**	**00**	**00**	**Servicios no personales**	**189.401**	**0**	**0**	**0**	**0**	**0**	**189.401**
403	09	00	00	Viáticos y pasajes	54.000	0	0	0	0	0	54.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118590 450246000 IMPLEMENTACIÓN DE LA METODOLOGÍA DE PLANIFICACIÓN, SEGUIMIENTO Y CONTROL DE LA TRANSFERENCIA TECNOLÓGICA EN EL SECTOR HIDROCARBUROS EN EL MARCO DE LA APROPIACIÓN SOCIAL DEL CONOCIMIENTO

OBJETIVO DEL PROYECTO: AJUSTAR LA METODOLOGÍA DE PLANIFICACIÓN, SEGUIMIENTO Y CONTROL DE LA TRANSFERENCIA TECNOLÓGICA EN EL SECTOR HIDROCARBUROS EN EL MARCO DE LA APROPIACIÓN SOCIAL DEL CONOCIMIENTO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INDUSTRIALIZACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	09	02	00	Viáticos y pasajes fuera del país	4.000	0	0	0	0	0	4.000
403	10	00	00	Servicios profesionales y técnicos	78.000	0	0	0	0	0	78.000
403	10	07	00	Servicios de capacitación y adiestramiento	78.000	0	0	0	0	0	78.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	27.401	0	0	0	0	0	27.401
403	18	01	00	Impuesto al valor agregado	27.401	0	0	0	0	0	27.401
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**6.000**	**0**	**0**	**0**	**0**	**0**	**6.000**
404	01	00	00	Repuestos y reparaciones mayores	4.000	0	0	0	0	0	4.000
404	01	01	00	Repuestos mayores	4.000	0	0	0	0	0	4.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	4.000	0	0	0	0	0	4.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.000	0	0	0	0	0	2.000
404	09	02	00	Equipos de computación	2.000	0	0	0	0	0	2.000
				Totales	**900.968**	**0**	**0**	**0**	**0**	**0**	**900.968**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118590 450246000 IMPLEMENTACIÓN DE LA METODOLOGÍA DE PLANIFICACIÓN, SEGUIMIENTO Y CONTROL DE LA TRANSFERENCIA TECNOLÓGICA EN EL SECTOR HIDROCARBUROS EN EL MARCO DE LA APROPIACIÓN SOCIAL DEL CONOCIMIENTO

OBJETIVO DEL PROYECTO: AJUSTAR LA METODOLOGÍA DE PLANIFICACIÓN, SEGUIMIENTO Y CONTROL DE LA TRANSFERENCIA TECNOLÓGICA EN EL SECTOR HIDROCARBUROS EN EL MARCO DE LA APROPIACIÓN SOCIAL DEL CONOCIMIENTO

UNIDAD DE MEDIDA: DOCUMENTO

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INDUSTRIALIZACIÓN

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118590 450246000 IMPLEMENTACIÓN DE LA METODOLOGÍA DE PLANIFICACIÓN, SEGUIMIENTO Y CONTROL DE LA TRANSFERENCIA TECNOLÓGICA EN EL SECTOR HIDROCARBUROS EN EL MARCO DE LA APROPIACIÓN SOCIAL DEL CONOCIMIENTO

OBJETIVO DEL PROYECTO: AJUSTAR LA METODOLOGÍA DE PLANIFICACIÓN, SEGUIMIENTO Y CONTROL DE LA TRANSFERENCIA TECNOLÓGICA EN EL SECTOR HIDROCARBUROS EN EL MARCO DE LA APROPIACIÓN SOCIAL DEL CONOCIMIENTO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INDUSTRIALIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450246001 REVISIÓN Y AJUSTE DE LA METODOLOGÍA DE PLANIFICACIÓN, SEGUIMIENTO Y CONTROL DE LA TRANSFERENCIA TECNOLÓGICA EN EL SECTOR HIDROCARBUROS EN EL MARCO DE LA APROPIACIÓN SOCIAL DEL CONOCIMIENTO

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA / DIRECCIÓN DE INDUSTRIALIZACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**645.226**	**0**	**0**	**0**	**0**	**0**	**645.226**
401	01	00	00	Sueldos, salarios y otras retribuciones	194.406	0	0	0	0	0	194.406
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	194.406	0	0	0	0	0	194.406
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	136.164	0	0	0	0	0	136.164
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	136.164	0	0	0	0	0	136.164
401	03	00	00	Primas	145.766	0	0	0	0	0	145.766
401	03	08	00	Primas de profesionalización a empleados	37.106	0	0	0	0	0	37.106
401	03	09	00	Primas por antigüedad a empleados	43.140	0	0	0	0	0	43.140
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	65.520	0	0	0	0	0	65.520
401	04	00	00	Complementos de sueldos y salarios	973	0	0	0	0	0	973
401	04	06	00	Complemento a empleados por comisión de servicios	973	0	0	0	0	0	973
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	166.944	0	0	0	0	0	166.944
401	05	03	00	Bono vacacional a empleados	166.944	0	0	0	0	0	166.944
401	07	00	00	Asistencia socio-económica	973	0	0	0	0	0	973
401	07	01	00	Capacitación y adiestramiento a empleados	973	0	0	0	0	0	973
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**42.091**	**0**	**0**	0	0	0	**42.091**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	2.250	0	0	0	0	0	2.250
402	05	03	00	Productos de papel y cartón para oficina	1.250	0	0	0	0	0	1.250
402	05	06	00	Productos de papel y cartón para computación	1.000	0	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	1.000	0	0	0	0	0	1.000
402	06	08	00	Productos plásticos	1.000	0	0	0	0	0	1.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118590 450246000 IMPLEMENTACIÓN DE LA METODOLOGÍA DE PLANIFICACIÓN, SEGUIMIENTO Y CONTROL DE LA TRANSFERENCIA TECNOLÓGICA EN EL SECTOR HIDROCARBUROS EN EL MARCO DE LA APROPIACIÓN SOCIAL DEL CONOCIMIENTO

OBJETIVO DEL PROYECTO: AJUSTAR LA METODOLOGÍA DE PLANIFICACIÓN, SEGUIMIENTO Y CONTROL DE LA TRANSFERENCIA TECNOLÓGICA EN EL SECTOR HIDROCARBUROS EN EL MARCO DE LA APROPIACIÓN SOCIAL DEL CONOCIMIENTO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INDUSTRIALIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450246001 REVISIÓN Y AJUSTE DE LA METODOLOGÍA DE PLANIFICACIÓN, SEGUIMIENTO Y CONTROL DE LA TRANSFERENCIA TECNOLÓGICA EN EL SECTOR HIDROCARBUROS EN EL MARCO DE LA APROPIACIÓN SOCIAL DEL CONOCIMIENTO

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA / DIRECCIÓN DE INDUSTRIALIZACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	28.841	0	0	0	0	0	28.841
402	10	07	00	Productos de seguridad en el trabajo	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	23.841	0	0	0	0	0	23.841
403	**00**	**00**	**00**	**Servicios no personales**	**96.251**	**0**	**0**	**0**	**0**	0	**96.251**
403	09	00	00	Viáticos y pasajes	27.000	0	0	0	0	0	27.000
403	09	01	00	Viáticos y pasajes dentro del país	25.000	0	0	0	0	0	25.000
403	09	02	00	Viáticos y pasajes fuera del país	2.000	0	0	0	0	0	2.000
403	10	00	00	Servicios profesionales y técnicos	39.000	0	0	0	0	0	39.000
403	10	07	00	Servicios de capacitación y adiestramiento	39.000	0	0	0	0	0	39.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	15.251	0	0	0	0	0	15.251
403	18	01	00	Impuesto al valor agregado	15.251	0	0	0	0	0	15.251
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
404	**00**	**00**	**00**	**Activos reales**	**4.000**	**0**	**0**	**0**	**0**	0	**4.000**
404	01	00	00	Repuestos y reparaciones mayores	2.000	0	0	0	0	0	2.000
404	01	01	00	Repuestos mayores	2.000	0	0	0	0	0	2.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.000	0	0	0	0	0	2.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.000	0	0	0	0	0	2.000
404	09	02	00	Equipos de computación	2.000	0	0	0	0	0	2.000
				Totales	**787.568**	**0**	**0**	**0**	**0**	0	**787.568**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118590 450246000 IMPLEMENTACIÓN DE LA METODOLOGÍA DE PLANIFICACIÓN, SEGUIMIENTO Y CONTROL DE LA TRANSFERENCIA TECNOLÓGICA EN EL SECTOR HIDROCARBUROS EN EL MARCO DE LA APROPIACIÓN SOCIAL DEL CONOCIMIENTO

OBJETIVO DEL PROYECTO: AJUSTAR LA METODOLOGÍA DE PLANIFICACIÓN, SEGUIMIENTO Y CONTROL DE LA TRANSFERENCIA TECNOLÓGICA EN EL SECTOR HIDROCARBUROS EN EL MARCO DE LA APROPIACIÓN SOCIAL DEL CONOCIMIENTO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INDUSTRIALIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450246002 IMPLEMENTACIÓN DE LA METODOLOGÍA DE PLANIFICACIÓN, SEGUIMIENTO Y CONTROL DE LA TRANSFERENCIA TECNOLÓGICA EN EL SECTOR HIDROCARBUROS EN EL MARCO DE LA APROPIACIÓN SOCIAL DEL CONOCIMIENTO

UNIDAD DE MEDIDA: MANUAL **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA / DIRECCIÓN DE INDUSTRIALIZACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**18.250**	**0**	**0**	**0**	**0**	0	**18.250**
402	05	00	00	Productos de papel, cartón e impresos	2.250	0	0	0	0	0	2.250
402	05	03	00	Productos de papel y cartón para oficina	1.250	0	0	0	0	0	1.250
402	05	06	00	Productos de papel y cartón para computación	1.000	0	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	1.000	0	0	0	0	0	1.000
402	06	08	00	Productos plásticos	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	15.000	0	0	0	0	0	15.000
402	10	07	00	Productos de seguridad en el trabajo	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**93.150**	**0**	**0**	**0**	**0**	0	**93.150**
403	09	00	00	Viáticos y pasajes	27.000	0	0	0	0	0	27.000
403	09	01	00	Viáticos y pasajes dentro del país	25.000	0	0	0	0	0	25.000
403	09	02	00	Viáticos y pasajes fuera del país	2.000	0	0	0	0	0	2.000
403	10	00	00	Servicios profesionales y técnicos	39.000	0	0	0	0	0	39.000
403	10	07	00	Servicios de capacitación y adiestramiento	39.000	0	0	0	0	0	39.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	12.150	0	0	0	0	0	12.150
403	18	01	00	Impuesto al valor agregado	12.150	0	0	0	0	0	12.150
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
404	**00**	**00**	**00**	**Activos reales**	**2.000**	**0**	**0**	**0**	**0**	0	**2.000**
404	01	00	00	Repuestos y reparaciones mayores	2.000	0	0	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118590 450246000 IMPLEMENTACIÓN DE LA METODOLOGÍA DE PLANIFICACIÓN, SEGUIMIENTO Y CONTROL DE LA TRANSFERENCIA TECNOLÓGICA EN EL SECTOR HIDROCARBUROS EN EL MARCO DE LA APROPIACIÓN SOCIAL DEL CONOCIMIENTO

OBJETIVO DEL PROYECTO: AJUSTAR LA METODOLOGÍA DE PLANIFICACIÓN, SEGUIMIENTO Y CONTROL DE LA TRANSFERENCIA TECNOLÓGICA EN EL SECTOR HIDROCARBUROS EN EL MARCO DE LA APROPIACIÓN SOCIAL DEL CONOCIMIENTO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INDUSTRIALIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450246002 IMPLEMENTACIÓN DE LA METODOLOGÍA DE PLANIFICACIÓN, SEGUIMIENTO Y CONTROL DE LA TRANSFERENCIA TECNOLÓGICA EN EL SECTOR HIDROCARBUROS EN EL MARCO DE LA APROPIACIÓN SOCIAL DEL CONOCIMIENTO

UNIDAD DE MEDIDA: MANUAL **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA / DIRECCIÓN DE INDUSTRIALIZACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	00	Repuestos mayores	2.000	0	0	0	0	0	2.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.000	0	0	0	0	0	2.000
				Totales	**113.400**	**0**	**0**	**0**	**0**	**0**	**113.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118145 450247000 SEGUIMIENTO Y CONTROL A LA GESTIÓN OPERATIVA DE DERECHOS MINEROS

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO Y CONTROL A LA GESTIÓN OPERATIVA, ECONÓMICA, FINANCIERA Y AMBIENTAL DE 20 TITULARES O BENEFICIARIOS DE DERECHOS MINEROS A LOS FINES DE GENERAR INFORMACIÓN OPORTUNA PARA EL DISEÑO DE POLÍTICAS EN EL SECTOR MINERO, A FIN DE FORTALECER LA ACTIVIDAD MINERA SUSTENTABLE

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 49

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ECONOMÍA MINERA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**860.484**	**0**	**0**	**0**	**0**	**0**	**860.484**
401	01	00	00	Sueldos, salarios y otras retribuciones	311.892	0	0	0	0	0	311.892
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	299.604	0	0	0	0	0	299.604
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	107.805	0	0	0	0	0	107.805
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	107.805	0	0	0	0	0	107.805
401	03	00	00	Primas	205.402	0	0	0	0	0	205.402
401	03	08	00	Primas de profesionalización a empleados	56.615	0	0	0	0	0	56.615
401	03	09	00	Primas por antigüedad a empleados	76.986	0	0	0	0	0	76.986
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	32.760	0	0	0	0	0	32.760
401	03	47	00	Primas al personal de alto nivel y de dirección	6.281	0	0	0	0	0	6.281
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	1.560	0	0	0	0	0	1.560
401	04	06	00	Complemento a empleados por comisión de servicios	1.560	0	0	0	0	0	1.560
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	232.326	0	0	0	0	0	232.326
401	05	03	00	Bono vacacional a empleados	212.800	0	0	0	0	0	212.800
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.526	0	0	0	0	0	19.526
401	07	00	00	Asistencia socio-económica	1.499	0	0	0	0	0	1.499
401	07	01	00	Capacitación y adiestramiento a empleados	1.499	0	0	0	0	0	1.499
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**83.872**	**0**	**0**	**0**	**0**	**0**	**83.872**
402	05	00	00	Productos de papel, cartón e impresos	16.027	0	0	0	0	0	16.027
402	05	03	00	Productos de papel y cartón para oficina	8.027	0	0	0	0	0	8.027
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	5.000	0	0	0	0	0	5.000
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	62.845	0	0	0	0	0	62.845
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	08	00	Materiales para equipos de computación	54.845	0	0	0	0	0	54.845
403	**00**	**00**	**00**	**Servicios no personales**	**101.359**	**0**	**0**	**0**	**0**	**0**	**101.359**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118145 450247000 SEGUIMIENTO Y CONTROL A LA GESTIÓN OPERATIVA DE DERECHOS MINEROS

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO Y CONTROL A LA GESTIÓN OPERATIVA, ECONÓMICA, FINANCIERA Y AMBIENTAL DE 20 TITULARES O BENEFICIARIOS DE DERECHOS MINEROS A LOS FINES DE GENERAR INFORMACIÓN OPORTUNA PARA EL DISEÑO DE POLÍTICAS EN EL SECTOR MINERO, A FIN DE FORTALECER LA ACTIVIDAD MINERA SUSTENTABLE

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 49

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ECONOMÍA MINERA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	2.000	0	0	0	0	0	2.000
403	06	01	00	Fletes y embalajes	2.000	0	0	0	0	0	2.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.000	0	0	0	0	0	1.000
403	07	02	00	Imprenta y reproducción	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	53.000	0	0	0	0	0	53.000
403	09	01	00	Viáticos y pasajes dentro del país	45.000	0	0	0	0	0	45.000
403	09	02	00	Viáticos y pasajes fuera del país	8.000	0	0	0	0	0	8.000
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	0	20.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.000	0	0	0	0	0	3.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.000	0	0	0	0	0	3.000
403	18	00	00	Impuestos indirectos	22.359	0	0	0	0	0	22.359
403	18	01	00	Impuesto al valor agregado	22.359	0	0	0	0	0	22.359
404	**00**	**00**	**00**	**Activos reales**	**23.432**	**0**	**0**	**0**	**0**	**0**	**23.432**
404	01	00	00	Repuestos y reparaciones mayores	12.000	0	0	0	0	0	12.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	12.000	0	0	0	0	0	12.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	12.000	0	0	0	0	0	12.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.432	0	0	0	0	0	11.432
404	09	02	00	Equipos de computación	10.000	0	0	0	0	0	10.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.432	0	0	0	0	0	1.432
				Totales	**1.069.147**	**0**	**0**	**0**	**0**	**0**	**1.069.147**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118145 450247000 SEGUIMIENTO Y CONTROL A LA GESTIÓN OPERATIVA DE DERECHOS MINEROS

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO Y CONTROL A LA GESTIÓN OPERATIVA, ECONÓMICA, FINANCIERA Y AMBIENTAL DE 20 TITULARES O BENEFICIARIOS DE DERECHOS MINEROS A LOS FINES DE GENERAR INFORMACIÓN OPORTUNA PARA EL DISEÑO DE POLÍTICAS EN EL SECTOR MINERO, A FIN DE FORTALECER LA ACTIVIDAD MINERA SUSTENTABLE

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 49

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ECONOMÍA MINERA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118145 450247000 SEGUIMIENTO Y CONTROL A LA GESTIÓN OPERATIVA DE DERECHOS MINEROS

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO Y CONTROL A LA GESTIÓN OPERATIVA, ECONÓMICA, FINANCIERA Y AMBIENTAL DE 20 TITULARES O BENEFICIARIOS DE DERECHOS MINEROS A LOS FINES DE GENERAR INFORMACIÓN OPORTUNA PARA EL DISEÑO DE POLÍTICAS EN EL SECTOR MINERO, A FIN DE FORTALECER LA ACTIVIDAD MINERA SUSTENTABLE

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 49

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ECONOMÍA MINERA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450247001 ESTUDIOS DE MERCADO DE LOS MINERALES ESTRATÉGICOS

UNIDAD DE MEDIDA: ESTUDIO / DIAGNÓSTICO **META:** 7

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**860.484**	**0**	**0**	**0**	**0**	**0**	**860.484**
401	01	00	00	Sueldos, salarios y otras retribuciones	311.892	0	0	0	0	0	311.892
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	299.604	0	0	0	0	0	299.604
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	107.805	0	0	0	0	0	107.805
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	107.805	0	0	0	0	0	107.805
401	03	00	00	Primas	205.402	0	0	0	0	0	205.402
401	03	08	00	Primas de profesionalización a empleados	56.615	0	0	0	0	0	56.615
401	03	09	00	Primas por antigüedad a empleados	76.986	0	0	0	0	0	76.986
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	32.760	0	0	0	0	0	32.760
401	03	47	00	Primas al personal de alto nivel y de dirección	6.281	0	0	0	0	0	6.281
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	1.560	0	0	0	0	0	1.560
401	04	06	00	Complemento a empleados por comisión de servicios	1.560	0	0	0	0	0	1.560
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	232.326	0	0	0	0	0	232.326
401	05	03	00	Bono vacacional a empleados	212.800	0	0	0	0	0	212.800
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.526	0	0	0	0	0	19.526
401	07	00	00	Asistencia socio-económica	1.499	0	0	0	0	0	1.499
401	07	01	00	Capacitación y adiestramiento a empleados	1.499	0	0	0	0	0	1.499
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**9.437**	**0**	**0**	**0**	**0**	**0**	**9.437**
402	05	00	00	Productos de papel, cartón e impresos	2.437	0	0	0	0	0	2.437
402	05	03	00	Productos de papel y cartón para oficina	437	0	0	0	0	0	437
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	7.000	0	0	0	0	0	7.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118145 450247000 SEGUIMIENTO Y CONTROL A LA GESTIÓN OPERATIVA DE DERECHOS MINEROS

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO Y CONTROL A LA GESTIÓN OPERATIVA, ECONÓMICA, FINANCIERA Y AMBIENTAL DE 20 TITULARES O BENEFICIARIOS DE DERECHOS MINEROS A LOS FINES DE GENERAR INFORMACIÓN OPORTUNA PARA EL DISEÑO DE POLÍTICAS EN EL SECTOR MINERO, A FIN DE FORTALECER LA ACTIVIDAD MINERA SUSTENTABLE

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 49

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ECONOMÍA MINERA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450247001 ESTUDIOS DE MERCADO DE LOS MINERALES ESTRATÉGICOS

UNIDAD DE MEDIDA: ESTUDIO / DIAGNÓSTICO **META:** 7

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.000	0	0	0	0	0	2.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**35.333**	**0**	**0**	**0**	**0**	0	**35.333**
403	09	00	00	Viáticos y pasajes	19.000	0	0	0	0	0	19.000
403	09	01	00	Viáticos y pasajes dentro del país	15.000	0	0	0	0	0	15.000
403	09	02	00	Viáticos y pasajes fuera del país	4.000	0	0	0	0	0	4.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.000	0	0	0	0	0	1.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	5.333	0	0	0	0	0	5.333
403	18	01	00	Impuesto al valor agregado	5.333	0	0	0	0	0	5.333
404	**00**	**00**	**00**	**Activos reales**	**5.000**	**0**	**0**	**0**	**0**	0	**5.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
404	09	02	00	Equipos de computación	5.000	0	0	0	0	0	5.000
				Totales	**910.254**	**0**	**0**	**0**	**0**	0	**910.254**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118145 450247000 SEGUIMIENTO Y CONTROL A LA GESTIÓN OPERATIVA DE DERECHOS MINEROS

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO Y CONTROL A LA GESTIÓN OPERATIVA, ECONÓMICA, FINANCIERA Y AMBIENTAL DE 20 TITULARES O BENEFICIARIOS DE DERECHOS MINEROS A LOS FINES DE GENERAR INFORMACIÓN OPORTUNA PARA EL DISEÑO DE POLÍTICAS EN EL SECTOR MINERO, A FIN DE FORTALECER LA ACTIVIDAD MINERA SUSTENTABLE

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 49

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ECONOMÍA MINERA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450247002 ELABORACIÓN Y PUBLICACIÓN DEL BOLETÍN TÉCNICO-MINERO Y ANUARIO ESTADÍSTICO MINERO

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 8

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.382**	0	0	0	0	0	**16.382**
402	05	00	00	Productos de papel, cartón e impresos	3.447	0	0	0	0	0	3.447
402	05	03	00	Productos de papel y cartón para oficina	1.447	0	0	0	0	0	1.447
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	12.935	0	0	0	0	0	12.935
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.000	0	0	0	0	0	2.000
402	10	08	00	Materiales para equipos de computación	10.935	0	0	0	0	0	10.935
403	**00**	**00**	**00**	**Servicios no personales**	**4.206**	**0**	**0**	**0**	**0**	0	**4.206**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.000	0	0	0	0	0	1.000
403	07	02	00	Imprenta y reproducción	1.000	0	0	0	0	0	1.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.000	0	0	0	0	0	1.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	2.206	0	0	0	0	0	2.206
403	18	01	00	Impuesto al valor agregado	2.206	0	0	0	0	0	2.206
				Totales	**20.588**	**0**	**0**	**0**	**0**	0	**20.588**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118145 450247000 SEGUIMIENTO Y CONTROL A LA GESTIÓN OPERATIVA DE DERECHOS MINEROS

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO Y CONTROL A LA GESTIÓN OPERATIVA, ECONÓMICA, FINANCIERA Y AMBIENTAL DE 20 TITULARES O BENEFICIARIOS DE DERECHOS MINEROS A LOS FINES DE GENERAR INFORMACIÓN OPORTUNA PARA EL DISEÑO DE POLÍTICAS EN EL SECTOR MINERO, A FIN DE FORTALECER LA ACTIVIDAD MINERA SUSTENTABLE

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 49

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ECONOMÍA MINERA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450247003 SEGUIMIENTO Y CONTROL DE GESTIÓN DE LAS EMPRESAS E INDUSTRIAS MINERAS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 30

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**27.760**	**0**	**0**	**0**	**0**	**0**	**27.760**
402	05	00	00	Productos de papel, cartón e impresos	6.305	0	0	0	0	0	6.305
402	05	03	00	Productos de papel y cartón para oficina	4.305	0	0	0	0	0	4.305
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	21.455	0	0	0	0	0	21.455
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.000	0	0	0	0	0	2.000
402	10	08	00	Materiales para equipos de computación	19.455	0	0	0	0	0	19.455
403	**00**	**00**	**00**	**Servicios no personales**	**41.384**	**0**	**0**	**0**	**0**	**0**	**41.384**
403	06	00	00	Servicios de transporte y almacenaje	2.000	0	0	0	0	0	2.000
403	06	01	00	Fletes y embalajes	2.000	0	0	0	0	0	2.000
403	09	00	00	Viáticos y pasajes	19.000	0	0	0	0	0	19.000
403	09	01	00	Viáticos y pasajes dentro del país	15.000	0	0	0	0	0	15.000
403	09	02	00	Viáticos y pasajes fuera del país	4.000	0	0	0	0	0	4.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.000	0	0	0	0	0	1.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	9.384	0	0	0	0	0	9.384
403	18	01	00	Impuesto al valor agregado	9.384	0	0	0	0	0	9.384
404	**00**	**00**	**00**	**Activos reales**	**18.432**	**0**	**0**	**0**	**0**	**0**	**18.432**
404	01	00	00	Repuestos y reparaciones mayores	12.000	0	0	0	0	0	12.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	12.000	0	0	0	0	0	12.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	12.000	0	0	0	0	0	12.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.432	0	0	0	0	0	6.432

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118145 450247000 SEGUIMIENTO Y CONTROL A LA GESTIÓN OPERATIVA DE DERECHOS MINEROS

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO Y CONTROL A LA GESTIÓN OPERATIVA, ECONÓMICA, FINANCIERA Y AMBIENTAL DE 20 TITULARES O BENEFICIARIOS DE DERECHOS MINEROS A LOS FINES DE GENERAR INFORMACIÓN OPORTUNA PARA EL DISEÑO DE POLÍTICAS EN EL SECTOR MINERO, A FIN DE FORTALECER LA ACTIVIDAD MINERA SUSTENTABLE

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 49

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ECONOMÍA MINERA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450247003 SEGUIMIENTO Y CONTROL DE GESTIÓN DE LAS EMPRESAS E INDUSTRIAS MINERAS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 30

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	5.000	0	0	0	0	0	5.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.432	0	0	0	0	0	1.432
				Totales	**87.576**	**0**	**0**	**0**	**0**	**0**	**87.576**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118145 450247000 SEGUIMIENTO Y CONTROL A LA GESTIÓN OPERATIVA DE DERECHOS MINEROS

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO Y CONTROL A LA GESTIÓN OPERATIVA, ECONÓMICA, FINANCIERA Y AMBIENTAL DE 20 TITULARES O BENEFICIARIOS DE DERECHOS MINEROS A LOS FINES DE GENERAR INFORMACIÓN OPORTUNA PARA EL DISEÑO DE POLÍTICAS EN EL SECTOR MINERO, A FIN DE FORTALECER LA ACTIVIDAD MINERA SUSTENTABLE

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 49

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ECONOMÍA MINERA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450247004 ACOMPAÑAMIENTO A LA ORGANIZACIÓN Y REGULACIÓN DE LA PEQUEÑA MINERÍA

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.293**	0	0	0	0	0	**30.293**
402	05	00	00	Productos de papel, cartón e impresos	3.838	0	0	0	0	0	3.838
402	05	03	00	Productos de papel y cartón para oficina	1.838	0	0	0	0	0	1.838
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	5.000	0	0	0	0	0	5.000
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	21.455	0	0	0	0	0	21.455
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.000	0	0	0	0	0	2.000
402	10	08	00	Materiales para equipos de computación	19.455	0	0	0	0	0	19.455
403	**00**	**00**	**00**	**Servicios no personales**	**20.436**	0	0	0	0	0	**20.436**
403	09	00	00	Viáticos y pasajes	15.000	0	0	0	0	0	15.000
403	09	01	00	Viáticos y pasajes dentro del país	15.000	0	0	0	0	0	15.000
403	18	00	00	Impuestos indirectos	5.436	0	0	0	0	0	5.436
403	18	01	00	Impuesto al valor agregado	5.436	0	0	0	0	0	5.436
				Totales	**50.729**	0	0	0	0	0	**50.729**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118151 450248000 ELABORACIÓN Y PUBLICACIÓN DEL ANUARIO ESTADÍSTICO PETRÓLEO Y OTROS DATOS ESTADÍSTICOS (PODE) EDICIÓN 2012 (PUBLICACIÓN OFICIAL ANUAL DE MPPPM)

OBJETIVO DEL PROYECTO: ELABORAR, EDITAR Y DISTRIBUIR A NIVEL NACIONAL E INTERNACIONAL EL ANUARIO ESTADÍSTICO PODE 2012, PARA DIFUNDIR INFORMACIÓN ESTADÍSTICA EN MATERIA DE PETRÓLEO, GAS, PETROQUÍMICA Y ENERGÍA DE VENEZUELA, OPEP, MUNDO Y AMÉRICA LATINA.

UNIDAD DE MEDIDA: ANUARIO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HIDROCARBUROS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**353.622**	**0**	**0**	**0**	**0**	**0**	**353.622**
401	01	00	00	Sueldos, salarios y otras retribuciones	131.286	0	0	0	0	0	131.286
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	131.286	0	0	0	0	0	131.286
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	75.472	0	0	0	0	0	75.472
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	75.472	0	0	0	0	0	75.472
401	03	00	00	Primas	53.552	0	0	0	0	0	53.552
401	03	08	00	Primas de profesionalización a empleados	24.614	0	0	0	0	0	24.614
401	03	09	00	Primas por antigüedad a empleados	28.938	0	0	0	0	0	28.938
401	04	00	00	Complementos de sueldos y salarios	657	0	0	0	0	0	657
401	04	06	00	Complemento a empleados por comisión de servicios	657	0	0	0	0	0	657
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	91.998	0	0	0	0	0	91.998
401	05	03	00	Bono vacacional a empleados	91.998	0	0	0	0	0	91.998
401	07	00	00	Asistencia socio-económica	657	0	0	0	0	0	657
401	07	01	00	Capacitación y adiestramiento a empleados	657	0	0	0	0	0	657
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**23.212**	**0**	**0**	**0**	**0**	**0**	**23.212**
402	01	00	00	Productos alimenticios y agropecuarios	8.000	0	0	0	0	0	8.000
402	01	01	00	Alimentos y bebidas para personas	8.000	0	0	0	0	0	8.000
402	05	00	00	Productos de papel, cartón e impresos	4.500	0	0	0	0	0	4.500
402	05	03	00	Productos de papel y cartón para oficina	2.500	0	0	0	0	0	2.500
402	05	04	00	Libros, revistas y periódicos	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	712	0	0	0	0	0	712
402	06	08	00	Productos plásticos	712	0	0	0	0	0	712
402	10	00	00	Productos varios y útiles diversos	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**20.706**	**0**	**0**	**0**	**0**	**0**	**20.706**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000	0	0	0	0	0	1.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118151 450248000 ELABORACIÓN Y PUBLICACIÓN DEL ANUARIO ESTADÍSTICO PETRÓLEO Y OTROS DATOS ESTADÍSTICOS (PODE) EDICIÓN 2012 (PUBLICACIÓN OFICIAL ANUAL DE MPPPM)

OBJETIVO DEL PROYECTO: ELABORAR, EDITAR Y DISTRIBUIR A NIVEL NACIONAL E INTERNACIONAL EL ANUARIO ESTADÍSTICO PODE 2012, PARA DIFUNDIR INFORMACIÓN ESTADÍSTICA EN MATERIA DE PETRÓLEO, GAS, PETROQUÍMICA Y ENERGÍA DE VENEZUELA, OPEP, MUNDO Y AMÉRICA LATINA.

UNIDAD DE MEDIDA: ANUARIO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HIDROCARBUROS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	4.706	0	0	0	0	0	4.706
403	18	01	00	Impuesto al valor agregado	4.706	0	0	0	0	0	4.706
				Totales	**397.540**	0	0	0	0	0	**397.540**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118151 450248000 ELABORACIÓN Y PUBLICACIÓN DEL ANUARIO ESTADÍSTICO PETRÓLEO Y OTROS DATOS ESTADÍSTICOS (PODE) EDICIÓN 2012 (PUBLICACIÓN OFICIAL ANUAL DE MPPPM)

OBJETIVO DEL PROYECTO: ELABORAR, EDITAR Y DISTRIBUIR A NIVEL NACIONAL E INTERNACIONAL EL ANUARIO ESTADÍSTICO PODE 2012, PARA DIFUNDIR INFORMACIÓN ESTADÍSTICA EN MATERIA DE PETRÓLEO, GAS, PETROQUÍMICA Y ENERGÍA DE VENEZUELA, OPEP, MUNDO Y AMÉRICA LATINA.

UNIDAD DE MEDIDA: ANUARIO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HIDROCARBUROS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118151 450248000 ELABORACIÓN Y PUBLICACIÓN DEL ANUARIO ESTADÍSTICO PETRÓLEO Y OTROS DATOS ESTADÍSTICOS (PODE) EDICIÓN 2012 (PUBLICACIÓN OFICIAL ANUAL DE MPPPM)

OBJETIVO DEL PROYECTO: ELABORAR, EDITAR Y DISTRIBUIR A NIVEL NACIONAL E INTERNACIONAL EL ANUARIO ESTADÍSTICO PODE 2012, PARA DIFUNDIR INFORMACIÓN ESTADÍSTICA EN MATERIA DE PETRÓLEO, GAS, PETROQUÍMICA Y ENERGÍA DE VENEZUELA, OPEP, MUNDO Y AMÉRICA LATINA.

UNIDAD DE MEDIDA: ANUARIO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HIDROCARBUROS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450248001 ELABORACIÓN DE CUADROS ESTADÍSTICOS EN MATERIA DE PETRÓLEO, GAS, PETROQUÍMICA, ENERGÍA DE VENEZUELA Y EL MUNDO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 236

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**353.622**	**0**	**0**	**0**	**0**	**0**	**353.622**
401	01	00	00	Sueldos, salarios y otras retribuciones	131.286	0	0	0	0	0	131.286
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	131.286	0	0	0	0	0	131.286
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	75.472	0	0	0	0	0	75.472
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	75.472	0	0	0	0	0	75.472
401	03	00	00	Primas	53.552	0	0	0	0	0	53.552
401	03	08	00	Primas de profesionalización a empleados	24.614	0	0	0	0	0	24.614
401	03	09	00	Primas por antigüedad a empleados	28.938	0	0	0	0	0	28.938
401	04	00	00	Complementos de sueldos y salarios	657	0	0	0	0	0	657
401	04	06	00	Complemento a empleados por comisión de servicios	657	0	0	0	0	0	657
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	91.998	0	0	0	0	0	91.998
401	05	03	00	Bono vacacional a empleados	91.998	0	0	0	0	0	91.998
401	07	00	00	Asistencia socio-económica	657	0	0	0	0	0	657
401	07	01	00	Capacitación y adiestramiento a empleados	657	0	0	0	0	0	657
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.606**	**0**	**0**	**0**	**0**	**0**	**12.606**
402	01	00	00	Productos alimenticios y agropecuarios	4.000	0	0	0	0	0	4.000
402	01	01	00	Alimentos y bebidas para personas	4.000	0	0	0	0	0	4.000
402	05	00	00	Productos de papel, cartón e impresos	3.250	0	0	0	0	0	3.250
402	05	03	00	Productos de papel y cartón para oficina	1.250	0	0	0	0	0	1.250
402	05	04	00	Libros, revistas y periódicos	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	356	0	0	0	0	0	356
402	06	08	00	Productos plásticos	356	0	0	0	0	0	356
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118151 450248000 ELABORACIÓN Y PUBLICACIÓN DEL ANUARIO ESTADÍSTICO PETRÓLEO Y OTROS DATOS ESTADÍSTICOS (PODE) EDICIÓN 2012 (PUBLICACIÓN OFICIAL ANUAL DE MPPPM)

OBJETIVO DEL PROYECTO: ELABORAR, EDITAR Y DISTRIBUIR A NIVEL NACIONAL E INTERNACIONAL EL ANUARIO ESTADÍSTICO PODE 2012, PARA DIFUNDIR INFORMACIÓN ESTADÍSTICA EN MATERIA DE PETRÓLEO, GAS, PETROQUÍMICA Y ENERGÍA DE VENEZUELA, OPEP, MUNDO Y AMÉRICA LATINA.

UNIDAD DE MEDIDA: ANUARIO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HIDROCARBUROS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450248001 ELABORACIÓN DE CUADROS ESTADÍSTICOS EN MATERIA DE PETRÓLEO, GAS, PETROQUÍMICA, ENERGÍA DE VENEZUELA Y EL MUNDO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 236

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**10.473**	**0**	**0**	**0**	**0**	**0**	**10.473**
403	06	00	00	Servicios de transporte y almacenaje	500	0	0	0	0	0	500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	500	0	0	0	0	0	500
403	10	00	00	Servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.000	0	0	0	0	0	5.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.500	0	0	0	0	0	2.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.500	0	0	0	0	0	2.500
403	18	00	00	Impuestos indirectos	2.473	0	0	0	0	0	2.473
403	18	01	00	Impuesto al valor agregado	2.473	0	0	0	0	0	2.473
				Totales	**376.701**	**0**	**0**	**0**	**0**	**0**	**376.701**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118151 450248000 ELABORACIÓN Y PUBLICACIÓN DEL ANUARIO ESTADÍSTICO PETRÓLEO Y OTROS DATOS ESTADÍSTICOS (PODE) EDICIÓN 2012 (PUBLICACIÓN OFICIAL ANUAL DE MPPPM)

OBJETIVO DEL PROYECTO: ELABORAR, EDITAR Y DISTRIBUIR A NIVEL NACIONAL E INTERNACIONAL EL ANUARIO ESTADÍSTICO PODE 2012, PARA DIFUNDIR INFORMACIÓN ESTADÍSTICA EN MATERIA DE PETRÓLEO, GAS, PETROQUÍMICA Y ENERGÍA DE VENEZUELA, OPEP, MUNDO Y AMÉRICA LATINA.

UNIDAD DE MEDIDA: ANUARIO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HIDROCARBUROS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450248002 IMPRESIÓN Y PUBLICACIÓN DEL ANUARIO ESTADÍSTICO PETRÓLEOS Y OTROS DATOS ESTADÍSTICOS (PODE), EDICIÓN 2012

UNIDAD DE MEDIDA: ANUARIO **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.606**	**0**	**0**	**0**	**0**	0	**10.606**
402	01	00	00	Productos alimenticios y agropecuarios	4.000	0	0	0	0	0	4.000
402	01	01	00	Alimentos y bebidas para personas	4.000	0	0	0	0	0	4.000
402	05	00	00	Productos de papel, cartón e impresos	1.250	0	0	0	0	0	1.250
402	05	03	00	Productos de papel y cartón para oficina	1.250	0	0	0	0	0	1.250
402	06	00	00	Productos químicos y derivados	356	0	0	0	0	0	356
402	06	08	00	Productos plásticos	356	0	0	0	0	0	356
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**10.233**	**0**	**0**	**0**	**0**	0	**10.233**
403	06	00	00	Servicios de transporte y almacenaje	500	0	0	0	0	0	500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	500	0	0	0	0	0	500
403	10	00	00	Servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.000	0	0	0	0	0	5.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.500	0	0	0	0	0	2.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.500	0	0	0	0	0	2.500
403	18	00	00	Impuestos indirectos	2.233	0	0	0	0	0	2.233
403	18	01	00	Impuesto al valor agregado	2.233	0	0	0	0	0	2.233
				Totales	**20.839**	**0**	**0**	**0**	**0**	0	**20.839**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118107 450249000 DETERMINAR PRECIOS Y VALOR DE LOS HIDROCARBUROS 2013 ASÍ COMO RECOPILAR Y SISTEMATIZAR ESTADÍSTICAS DEL SECTOR HIDROCARBUROS

OBJETIVO DEL PROYECTO: GENERAR DATOS ESTADÍSTICOS REPRESENTATIVOS DE LA SITUACIÓN NACIONAL EN EL ÁREA ENERGÉTICA, A TRAVÉS DEL SISTEMA DE INFORMACIÓN DE LA COORDINACIÓN SECTORIAL DE ESTADÍSTICAS, PRECIOS INTERNACIONALES Y ECONOMÍA (SICSEPIE) Y ANÁLISIS DEL MERCADO PETROLERO INTERNACIONAL, LOS PRECIOS INTERNACIONALES Y LA ECONOMÍA INDUSTRIAL DE LOS HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME

META: 396

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HIDROCARBUROS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**889.436**	**0**	**0**	**0**	**0**	**0**	**889.436**
401	01	00	00	Sueldos, salarios y otras retribuciones	284.748	0	0	0	0	0	284.748
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	272.460	0	0	0	0	0	272.460
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	179.647	0	0	0	0	0	179.647
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	179.647	0	0	0	0	0	179.647
401	03	00	00	Primas	192.547	0	0	0	0	0	192.547
401	03	08	00	Primas de profesionalización a empleados	51.392	0	0	0	0	0	51.392
401	03	09	00	Primas por antigüedad a empleados	69.354	0	0	0	0	0	69.354
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	32.760	0	0	0	0	0	32.760
401	03	47	00	Primas al personal de alto nivel y de dirección	6.281	0	0	0	0	0	6.281
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	1.424	0	0	0	0	0	1.424
401	04	06	00	Complemento a empleados por comisión de servicios	1.424	0	0	0	0	0	1.424
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	229.707	0	0	0	0	0	229.707
401	05	03	00	Bono vacacional a empleados	210.181	0	0	0	0	0	210.181
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.526	0	0	0	0	0	19.526
401	07	00	00	Asistencia socio-económica	1.363	0	0	0	0	0	1.363
401	07	01	00	Capacitación y adiestramiento a empleados	1.363	0	0	0	0	0	1.363
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**27.108**	**0**	**0**	**0**	**0**	**0**	**27.108**
402	01	00	00	Productos alimenticios y agropecuarios	8.000	0	0	0	0	0	8.000
402	01	01	00	Alimentos y bebidas para personas	8.000	0	0	0	0	0	8.000
402	05	00	00	Productos de papel, cartón e impresos	7.000	0	0	0	0	0	7.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	05	04	00	Libros, revistas y periódicos	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	2.108	0	0	0	0	0	2.108
402	06	08	00	Productos plásticos	2.108	0	0	0	0	0	2.108
402	10	00	00	Productos varios y útiles diversos	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118107 450249000 DETERMINAR PRECIOS Y VALOR DE LOS HIDROCARBUROS 2013 ASÍ COMO RECOPILAR Y SISTEMATIZAR ESTADÍSTICAS DEL SECTOR HIDROCARBUROS

OBJETIVO DEL PROYECTO: GENERAR DATOS ESTADÍSTICOS REPRESENTATIVOS DE LA SITUACIÓN NACIONAL EN EL ÁREA ENERGÉTICA, A TRAVÉS DEL SISTEMA DE INFORMACIÓN DE LA COORDINACIÓN SECTORIAL DE ESTADÍSTICAS, PRECIOS INTERNACIONALES Y ECONOMÍA (SICSEPIE) Y ANÁLISIS DEL MERCADO PETROLERO INTERNACIONAL, LOS PRECIOS INTERNACIONALES Y LA ECONOMÍA INDUSTRIAL DE LOS HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 396

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HIDROCARBUROS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**215.510**	**0**	**0**	**0**	**0**	**0**	**215.510**
403	06	00	00	Servicios de transporte y almacenaje	2.000	0	0	0	0	0	2.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.000	0	0	0	0	0	2.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.000	0	0	0	0	0	2.000
403	07	02	00	Imprenta y reproducción	2.000	0	0	0	0	0	2.000
403	09	00	00	Viáticos y pasajes	170.000	0	0	0	0	0	170.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	09	02	00	Viáticos y pasajes fuera del país	160.000	0	0	0	0	0	160.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	26.510	0	0	0	0	0	26.510
403	18	01	00	Impuesto al valor agregado	26.510	0	0	0	0	0	26.510
404	**00**	**00**	**00**	**Activos reales**	**4.800**	**0**	**0**	**0**	**0**	**0**	**4.800**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.800	0	0	0	0	0	4.800
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	4.800	0	0	0	0	0	4.800
				Totales	**1.136.854**	**0**	**0**	**0**	**0**	**0**	**1.136.854**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118107 450249000 DETERMINAR PRECIOS Y VALOR DE LOS HIDROCARBUROS 2013 ASÍ COMO RECOPILAR Y SISTEMATIZAR ESTADÍSTICAS DEL SECTOR HIDROCARBUROS

OBJETIVO DEL PROYECTO: GENERAR DATOS ESTADÍSTICOS REPRESENTATIVOS DE LA SITUACIÓN NACIONAL EN EL ÁREA ENERGÉTICA, A TRAVÉS DEL SISTEMA DE INFORMACIÓN DE LA COORDINACIÓN SECTORIAL DE ESTADÍSTICAS, PRECIOS INTERNACIONALES Y ECONOMÍA (SICSEPIE) Y ANÁLISIS DEL MERCADO PETROLERO INTERNACIONAL, LOS PRECIOS INTERNACIONALES Y LA ECONOMÍA INDUSTRIAL DE LOS HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 396

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HIDROCARBUROS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118107 450249000 DETERMINAR PRECIOS Y VALOR DE LOS HIDROCARBUROS 2013 ASÍ COMO RECOPILAR Y SISTEMATIZAR ESTADÍSTICAS DEL SECTOR HIDROCARBUROS

OBJETIVO DEL PROYECTO: GENERAR DATOS ESTADÍSTICOS REPRESENTATIVOS DE LA SITUACIÓN NACIONAL EN EL ÁREA ENERGÉTICA, A TRAVÉS DEL SISTEMA DE INFORMACIÓN DE LA COORDINACIÓN SECTORIAL DE ESTADÍSTICAS, PRECIOS INTERNACIONALES Y ECONOMÍA (SICSEPIE) Y ANÁLISIS DEL MERCADO PETROLERO INTERNACIONAL, LOS PRECIOS INTERNACIONALES Y LA ECONOMÍA INDUSTRIAL DE LOS HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 396

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HIDROCARBUROS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450249001 GENERAR LOS DATOS ESTADÍSTICOS REPRESENTATIVOS DE LA SITUACIÓN NACIONAL EN EL ÁREA ENERGÉTICA

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 72

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**889.436**	**0**	**0**	**0**	**0**	**0**	**889.436**
401	01	00	00	Sueldos, salarios y otras retribuciones	284.748	0	0	0	0	0	284.748
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	272.460	0	0	0	0	0	272.460
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	179.647	0	0	0	0	0	179.647
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	179.647	0	0	0	0	0	179.647
401	03	00	00	Primas	192.547	0	0	0	0	0	192.547
401	03	08	00	Primas de profesionalización a empleados	51.392	0	0	0	0	0	51.392
401	03	09	00	Primas por antigüedad a empleados	69.354	0	0	0	0	0	69.354
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	32.760	0	0	0	0	0	32.760
401	03	47	00	Primas al personal de alto nivel y de dirección	6.281	0	0	0	0	0	6.281
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	1.424	0	0	0	0	0	1.424
401	04	06	00	Complemento a empleados por comisión de servicios	1.424	0	0	0	0	0	1.424
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	229.707	0	0	0	0	0	229.707
401	05	03	00	Bono vacacional a empleados	210.181	0	0	0	0	0	210.181
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.526	0	0	0	0	0	19.526
401	07	00	00	Asistencia socio-económica	1.363	0	0	0	0	0	1.363
401	07	01	00	Capacitación y adiestramiento a empleados	1.363	0	0	0	0	0	1.363
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.554**	**0**	**0**	**0**	**0**	**0**	**14.554**
402	01	00	00	Productos alimenticios y agropecuarios	4.000	0	0	0	0	0	4.000
402	01	01	00	Alimentos y bebidas para personas	4.000	0	0	0	0	0	4.000
402	05	00	00	Productos de papel, cartón e impresos	4.500	0	0	0	0	0	4.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118107 450249000 DETERMINAR PRECIOS Y VALOR DE LOS HIDROCARBUROS 2013 ASÍ COMO RECOPILAR Y SISTEMATIZAR ESTADÍSTICAS DEL SECTOR HIDROCARBUROS

OBJETIVO DEL PROYECTO: GENERAR DATOS ESTADÍSTICOS REPRESENTATIVOS DE LA SITUACIÓN NACIONAL EN EL ÁREA ENERGÉTICA, A TRAVÉS DEL SISTEMA DE INFORMACIÓN DE LA COORDINACIÓN SECTORIAL DE ESTADÍSTICAS, PRECIOS INTERNACIONALES Y ECONOMÍA (SICSEPIE) Y ANÁLISIS DEL MERCADO PETROLERO INTERNACIONAL, LOS PRECIOS INTERNACIONALES Y LA ECONOMÍA INDUSTRIAL DE LOS HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 396

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HIDROCARBUROS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450249001 GENERAR LOS DATOS ESTADÍSTICOS REPRESENTATIVOS DE LA SITUACIÓN NACIONAL EN EL ÁREA ENERGÉTICA

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 72

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	2.500	0	0	0	0	0	2.500
402	05	04	00	Libros, revistas y periódicos	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	1.054	0	0	0	0	0	1.054
402	06	08	00	Productos plásticos	1.054	0	0	0	0	0	1.054
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**108.163**	**0**	**0**	**0**	**0**	**0**	**108.163**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000	0	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.000	0	0	0	0	0	1.000
403	07	02	00	Imprenta y reproducción	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	85.000	0	0	0	0	0	85.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000	0	0	0	0	0	5.000
403	09	02	00	Viáticos y pasajes fuera del país	80.000	0	0	0	0	0	80.000
403	10	00	00	Servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.000	0	0	0	0	0	5.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.500	0	0	0	0	0	2.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.500	0	0	0	0	0	2.500
403	18	00	00	Impuestos indirectos	13.663	0	0	0	0	0	13.663
403	18	01	00	Impuesto al valor agregado	13.663	0	0	0	0	0	13.663
404	**00**	**00**	**00**	**Activos reales**	**4.800**	**0**	**0**	**0**	**0**	**0**	**4.800**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.800	0	0	0	0	0	4.800
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	4.800	0	0	0	0	0	4.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118107 450249000 DETERMINAR PRECIOS Y VALOR DE LOS HIDROCARBUROS 2013 ASÍ COMO RECOPILAR Y SISTEMATIZAR ESTADÍSTICAS DEL SECTOR HIDROCARBUROS

OBJETIVO DEL PROYECTO: GENERAR DATOS ESTADÍSTICOS REPRESENTATIVOS DE LA SITUACIÓN NACIONAL EN EL ÁREA ENERGÉTICA, A TRAVÉS DEL SISTEMA DE INFORMACIÓN DE LA COORDINACIÓN SECTORIAL DE ESTADÍSTICAS, PRECIOS INTERNACIONALES Y ECONOMÍA (SICSEPIE) Y ANÁLISIS DEL MERCADO PETROLERO INTERNACIONAL, LOS PRECIOS INTERNACIONALES Y LA ECONOMÍA INDUSTRIAL DE LOS HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 396

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HIDROCARBUROS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450249001 GENERAR LOS DATOS ESTADÍSTICOS REPRESENTATIVOS DE LA SITUACIÓN NACIONAL EN EL ÁREA ENERGÉTICA

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 72

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**1.016.953**	**0**	**0**	**0**	**0**	**0**	**1.016.953**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118107 450249000 DETERMINAR PRECIOS Y VALOR DE LOS HIDROCARBUROS 2013 ASÍ COMO RECOPILAR Y SISTEMATIZAR ESTADÍSTICAS DEL SECTOR HIDROCARBUROS

OBJETIVO DEL PROYECTO: GENERAR DATOS ESTADÍSTICOS REPRESENTATIVOS DE LA SITUACIÓN NACIONAL EN EL ÁREA ENERGÉTICA, A TRAVÉS DEL SISTEMA DE INFORMACIÓN DE LA COORDINACIÓN SECTORIAL DE ESTADÍSTICAS, PRECIOS INTERNACIONALES Y ECONOMÍA (SICSEPIE) Y ANÁLISIS DEL MERCADO PETROLERO INTERNACIONAL, LOS PRECIOS INTERNACIONALES Y LA ECONOMÍA INDUSTRIAL DE LOS HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 396

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HIDROCARBUROS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450249002 ANALIZAR EL MERCADO PETROLERO INTERNACIONAL, LOS PRECIOS INTERNACIONALES Y LA ECONOMÍA INDUSTRIAL DE LOS HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 324

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.554**	**0**	**0**	**0**	**0**	**0**	**12.554**
402	01	00	00	Productos alimenticios y agropecuarios	4.000	0	0	0	0	0	4.000
402	01	01	00	Alimentos y bebidas para personas	4.000	0	0	0	0	0	4.000
402	05	00	00	Productos de papel, cartón e impresos	2.500	0	0	0	0	0	2.500
402	05	03	00	Productos de papel y cartón para oficina	2.500	0	0	0	0	0	2.500
402	06	00	00	Productos químicos y derivados	1.054	0	0	0	0	0	1.054
402	06	08	00	Productos plásticos	1.054	0	0	0	0	0	1.054
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**107.347**	**0**	**0**	**0**	**0**	**0**	**107.347**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000	0	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.000	0	0	0	0	0	1.000
403	07	02	00	Imprenta y reproducción	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	85.000	0	0	0	0	0	85.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000	0	0	0	0	0	5.000
403	09	02	00	Viáticos y pasajes fuera del país	80.000	0	0	0	0	0	80.000
403	10	00	00	Servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.000	0	0	0	0	0	5.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.500	0	0	0	0	0	2.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.500	0	0	0	0	0	2.500
403	18	00	00	Impuestos indirectos	12.847	0	0	0	0	0	12.847
403	18	01	00	Impuesto al valor agregado	12.847	0	0	0	0	0	12.847

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118107 450249000 DETERMINAR PRECIOS Y VALOR DE LOS HIDROCARBUROS 2013 ASÍ COMO RECOPILAR Y SISTEMATIZAR ESTADÍSTICAS DEL SECTOR HIDROCARBUROS

OBJETIVO DEL PROYECTO: GENERAR DATOS ESTADÍSTICOS REPRESENTATIVOS DE LA SITUACIÓN NACIONAL EN EL ÁREA ENERGÉTICA, A TRAVÉS DEL SISTEMA DE INFORMACIÓN DE LA COORDINACIÓN SECTORIAL DE ESTADÍSTICAS, PRECIOS INTERNACIONALES Y ECONOMÍA (SICSEPIE) Y ANÁLISIS DEL MERCADO PETROLERO INTERNACIONAL, LOS PRECIOS INTERNACIONALES Y LA ECONOMÍA INDUSTRIAL DE LOS HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 396

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HIDROCARBUROS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450249002 ANALIZAR EL MERCADO PETROLERO INTERNACIONAL, LOS PRECIOS INTERNACIONALES Y LA ECONOMÍA INDUSTRIAL DE LOS HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 324

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**119.901**	**0**	**0**	**0**	**0**	**0**	**119.901**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118137 450250000 AUTOMATIZACIÓN DE LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS FISCALES PETROLEROS

OBJETIVO DEL PROYECTO: EVALUAR LAS HERRAMIENTAS TECNOLÓGICAS ADECUADAS A LOS REQUERIMIENTOS DE LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS FISCALES DEL SECTOR HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS Y PRECIOS DE EXPORTACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**456.380**	**0**	**0**	**0**	**0**	**0**	**456.380**
401	01	00	00	Sueldos, salarios y otras retribuciones	156.138	0	0	0	0	0	156.138
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	156.138	0	0	0	0	0	156.138
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	117.205	0	0	0	0	0	117.205
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	117.205	0	0	0	0	0	117.205
401	03	00	00	Primas	65.057	0	0	0	0	0	65.057
401	03	08	00	Primas de profesionalización a empleados	29.561	0	0	0	0	0	29.561
401	03	09	00	Primas por antigüedad a empleados	35.496	0	0	0	0	0	35.496
401	04	00	00	Complementos de sueldos y salarios	781	0	0	0	0	0	781
401	04	06	00	Complemento a empleados por comisión de servicios	781	0	0	0	0	0	781
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	116.418	0	0	0	0	0	116.418
401	05	03	00	Bono vacacional a empleados	116.418	0	0	0	0	0	116.418
401	07	00	00	Asistencia socio-económica	781	0	0	0	0	0	781
401	07	01	00	Capacitación y adiestramiento a empleados	781	0	0	0	0	0	781
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.200**	**0**	**0**	**0**	**0**	**0**	**30.200**
402	01	00	00	Productos alimenticios y agropecuarios	3.000	0	0	0	0	0	3.000
402	01	01	00	Alimentos y bebidas para personas	3.000	0	0	0	0	0	3.000
402	05	00	00	Productos de papel, cartón e impresos	5.200	0	0	0	0	0	5.200
402	05	03	00	Productos de papel y cartón para oficina	2.000	0	0	0	0	0	2.000
402	05	04	00	Libros, revistas y periódicos	3.200	0	0	0	0	0	3.200
402	06	00	00	Productos químicos y derivados	2.000	0	0	0	0	0	2.000
402	06	08	00	Productos plásticos	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**74.184**	**0**	**0**	**0**	**0**	**0**	**74.184**
403	09	00	00	Viáticos y pasajes	18.000	0	0	0	0	0	18.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	09	02	00	Viáticos y pasajes fuera del país	8.000	0	0	0	0	0	8.000
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118137 450250000 AUTOMATIZACIÓN DE LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS FISCALES PETROLEROS

OBJETIVO DEL PROYECTO: EVALUAR LAS HERRAMIENTAS TECNOLÓGICAS ADECUADAS A LOS REQUERIMIENTOS DE LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS FISCALES DEL SECTOR HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS Y PRECIOS DE EXPORTACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	11.184	0	0	0	0	0	11.184
403	18	01	00	Impuesto al valor agregado	11.184	0	0	0	0	0	11.184
403	99	00	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
403	99	01	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
				Totales	**560.764**	**0**	**0**	**0**	**0**	**0**	**560.764**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118137 450250000 AUTOMATIZACIÓN DE LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS FISCALES PETROLEROS

OBJETIVO DEL PROYECTO: EVALUAR LAS HERRAMIENTAS TECNOLÓGICAS ADECUADAS A LOS REQUERIMIENTOS DE LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS FISCALES DEL SECTOR HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS Y PRECIOS DE EXPORTACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118137 450250000 AUTOMATIZACIÓN DE LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS FISCALES PETROLEROS

OBJETIVO DEL PROYECTO: EVALUAR LAS HERRAMIENTAS TECNOLÓGICAS ADECUADAS A LOS REQUERIMIENTOS DE LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS FISCALES DEL SECTOR HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS Y PRECIOS DE EXPORTACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450250001 SISTEMATIZAR LOS PROCESOS QUE PERMITAN LA CONSOLIDACIÓN DE LOS DATOS REPORTADOS DE CALIDAD, VOLUMEN, PRECIOS DE LOS HIDROCARBUROS Y SUSTANCIAS ASOCIADAS, ASÍ COMO LA INFORMACIÓN DE LAS ÁREAS ASIGNADAS A LAS OPERADORAS PARA LA DETERMINACIÓN DE LOS INGRESOS FISCALES PETROLEROS

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS Y PRECIOS DE EXPORTACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**456.380**	**0**	**0**	**0**	**0**	0	**456.380**
401	01	00	00	Sueldos, salarios y otras retribuciones	156.138	0	0	0	0	0	156.138
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	156.138	0	0	0	0	0	156.138
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	117.205	0	0	0	0	0	117.205
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	117.205	0	0	0	0	0	117.205
401	03	00	00	Primas	65.057	0	0	0	0	0	65.057
401	03	08	00	Primas de profesionalización a empleados	29.561	0	0	0	0	0	29.561
401	03	09	00	Primas por antigüedad a empleados	35.496	0	0	0	0	0	35.496
401	04	00	00	Complementos de sueldos y salarios	781	0	0	0	0	0	781
401	04	06	00	Complemento a empleados por comisión de servicios	781	0	0	0	0	0	781
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	116.418	0	0	0	0	0	116.418
401	05	03	00	Bono vacacional a empleados	116.418	0	0	0	0	0	116.418
401	07	00	00	Asistencia socio-económica	781	0	0	0	0	0	781
401	07	01	00	Capacitación y adiestramiento a empleados	781	0	0	0	0	0	781
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.700**	**0**	**0**	**0**	**0**	0	**16.700**
402	01	00	00	Productos alimenticios y agropecuarios	1.500	0	0	0	0	0	1.500
402	01	01	00	Alimentos y bebidas para personas	1.500	0	0	0	0	0	1.500
402	05	00	00	Productos de papel, cartón e impresos	4.200	0	0	0	0	0	4.200
402	05	03	00	Productos de papel y cartón para oficina	1.000	0	0	0	0	0	1.000
402	05	04	00	Libros, revistas y periódicos	3.200	0	0	0	0	0	3.200
402	06	00	00	Productos químicos y derivados	1.000	0	0	0	0	0	1.000
402	06	08	00	Productos plásticos	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118137 450250000 AUTOMATIZACIÓN DE LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS FISCALES PETROLEROS

OBJETIVO DEL PROYECTO: EVALUAR LAS HERRAMIENTAS TECNOLÓGICAS ADECUADAS A LOS REQUERIMIENTOS DE LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS FISCALES DEL SECTOR HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS Y PRECIOS DE EXPORTACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450250001 SISTEMATIZAR LOS PROCESOS QUE PERMITAN LA CONSOLIDACIÓN DE LOS DATOS REPORTADOS DE CALIDAD, VOLUMEN, PRECIOS DE LOS HIDROCARBUROS Y SUSTANCIAS ASOCIADAS, ASÍ COMO LA INFORMACIÓN DE LAS ÁREAS ASIGNADAS A LAS OPERADORAS PARA LA DETERMINACIÓN DE LOS INGRESOS FISCALES PETROLEROS

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS Y PRECIOS DE EXPORTACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**40.084**	**0**	**0**	**0**	**0**	**0**	**40.084**
403	09	00	00	Viáticos y pasajes	9.000	0	0	0	0	0	9.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000	0	0	0	0	0	5.000
403	09	02	00	Viáticos y pasajes fuera del país	4.000	0	0	0	0	0	4.000
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	6.084	0	0	0	0	0	6.084
403	18	01	00	Impuesto al valor agregado	6.084	0	0	0	0	0	6.084
403	99	00	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
403	99	01	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
				Totales	**513.164**	**0**	**0**	**0**	**0**	**0**	**513.164**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118137 450250000 AUTOMATIZACIÓN DE LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS FISCALES PETROLEROS

OBJETIVO DEL PROYECTO: EVALUAR LAS HERRAMIENTAS TECNOLÓGICAS ADECUADAS A LOS REQUERIMIENTOS DE LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS FISCALES DEL SECTOR HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS Y PRECIOS DE EXPORTACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450250002 OPTIMIZAR LOS PROCESOS DE COMPILACIÓN, MONITOREO Y SEGUIMIENTO DE LAS ACTIVIDADES DE EXPORTACIÓN DE HIDROCARBUROS PARA LA DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE IMPUESTOS Y CONTRIBUCIONES, ASÍ COMO LA EMISIÓN DE DATOS E INSUMOS PARA LA GENERACIÓN DE ESTADÍSTICAS

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS Y PRECIOS DE EXPORTACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.500**	**0**	**0**	**0**	**0**	**0**	**13.500**
402	01	00	00	Productos alimenticios y agropecuarios	1.500	0	0	0	0	0	1.500
402	01	01	00	Alimentos y bebidas para personas	1.500	0	0	0	0	0	1.500
402	05	00	00	Productos de papel, cartón e impresos	1.000	0	0	0	0	0	1.000
402	05	03	00	Productos de papel y cartón para oficina	1.000	0	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	1.000	0	0	0	0	0	1.000
402	06	08	00	Productos plásticos	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**34.100**	**0**	**0**	**0**	**0**	**0**	**34.100**
403	09	00	00	Viáticos y pasajes	9.000	0	0	0	0	0	9.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000	0	0	0	0	0	5.000
403	09	02	00	Viáticos y pasajes fuera del país	4.000	0	0	0	0	0	4.000
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	5.100	0	0	0	0	0	5.100
403	18	01	00	Impuesto al valor agregado	5.100	0	0	0	0	0	5.100
				Totales	**47.600**	**0**	**0**	**0**	**0**	**0**	**47.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118147 450251000 ANÁLISIS DEL COMPORTAMIENTO Y DETERMINACIÓN DE LOS COMPONENTES DE LOS PRECIOS FÓRMULA DE LOS PETRÓLEOS CRUDOS DE REFERENCIA PARA EL CÁLCULO DE LAS REGALÍAS Y SU COMPARACIÓN CON LA VALORIZACIÓN DE LOS HIDROCARBUROS EXPORTADOS POR LA NACIÓN

OBJETIVO DEL PROYECTO: PARTICIPAR EN LA DETERMINACIÓN DEL VALOR MERCANTIL INTERNACIONAL DE LOS HIDROCARBUROS Y FIJAR LOS PRECIOS MEDIANTE LOS CUALES SE LIQUIDARÁN LAS REGALÍAS, IMPUESTOS Y EQUIVALENTES. ASIMISMO, REALIZAR SU COMPARACIÓN CON LOS PRECIOS DE EXPORTACIÓN A LOS FINES DE ANALIZAR SI LOS INGRESOS PETROLEROS PERCIBIDOS POR LA REPÚBLICA SE CORRESPONDEN CON LO QUE OCURRE EN EL MERCADO INTERNACIONAL

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS Y PRECIOS DE EXPORTACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**312.702**	**0**	**0**	**0**	**0**	**0**	**312.702**
401	01	00	00	Sueldos, salarios y otras retribuciones	96.492	0	0	0	0	0	96.492
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	84.204	0	0	0	0	0	84.204
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	57.943	0	0	0	0	0	57.943
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	57.943	0	0	0	0	0	57.943
401	03	00	00	Primas	75.526	0	0	0	0	0	75.526
401	03	08	00	Primas de profesionalización a empleados	16.007	0	0	0	0	0	16.007
401	03	09	00	Primas por antigüedad a empleados	20.478	0	0	0	0	0	20.478
401	03	47	00	Primas al personal de alto nivel y de dirección	6.281	0	0	0	0	0	6.281
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	483	0	0	0	0	0	483
401	04	06	00	Complemento a empleados por comisión de servicios	483	0	0	0	0	0	483
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	81.836	0	0	0	0	0	81.836
401	05	03	00	Bono vacacional a empleados	62.310	0	0	0	0	0	62.310
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.526	0	0	0	0	0	19.526
401	07	00	00	Asistencia socio-económica	422	0	0	0	0	0	422
401	07	01	00	Capacitación y adiestramiento a empleados	422	0	0	0	0	0	422
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**44.162**	**0**	**0**	**0**	**0**	**0**	**44.162**
402	01	00	00	Productos alimenticios y agropecuarios	3.000	0	0	0	0	0	3.000
402	01	01	00	Alimentos y bebidas para personas	3.000	0	0	0	0	0	3.000
402	05	00	00	Productos de papel, cartón e impresos	5.200	0	0	0	0	0	5.200
402	05	03	00	Productos de papel y cartón para oficina	2.000	0	0	0	0	0	2.000
402	05	04	00	Libros, revistas y periódicos	3.200	0	0	0	0	0	3.200
402	06	00	00	Productos químicos y derivados	2.000	0	0	0	0	0	2.000
402	06	08	00	Productos plásticos	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	33.962	0	0	0	0	0	33.962

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118147 450251000 ANÁLISIS DEL COMPORTAMIENTO Y DETERMINACIÓN DE LOS COMPONENTES DE LOS PRECIOS FÓRMULA DE LOS PETRÓLEOS CRUDOS DE REFERENCIA PARA EL CÁLCULO DE LAS REGALÍAS Y SU COMPARACIÓN CON LA VALORIZACIÓN DE LOS HIDROCARBUROS EXPORTADOS POR LA NACIÓN

OBJETIVO DEL PROYECTO: PARTICIPAR EN LA DETERMINACIÓN DEL VALOR MERCANTIL INTERNACIONAL DE LOS HIDROCARBUROS Y FIJAR LOS PRECIOS MEDIANTE LOS CUALES SE LIQUIDARÁN LAS REGALÍAS, IMPUESTOS Y EQUIVALENTES. ASIMISMO, REALIZAR SU COMPARACIÓN CON LOS PRECIOS DE EXPORTACIÓN A LOS FINES DE ANALIZAR SI LOS INGRESOS PETROLEROS PERCIBIDOS POR LA REPÚBLICA SE CORRESPONDEN CON LO QUE OCURRE EN EL MERCADO INTERNACIONAL

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS Y PRECIOS DE EXPORTACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	33.962	0	0	0	0	0	33.962
403	**00**	**00**	**00**	**Servicios no personales**	**79.380**	**0**	**0**	**0**	**0**	**0**	**79.380**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	18.000	0	0	0	0	0	18.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	09	02	00	Viáticos y pasajes fuera del país	8.000	0	0	0	0	0	8.000
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	15.380	0	0	0	0	0	15.380
403	18	01	00	Impuesto al valor agregado	15.380	0	0	0	0	0	15.380
403	99	00	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
403	99	01	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
404	**00**	**00**	**00**	**Activos reales**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
404	01	00	00	Repuestos y reparaciones mayores	20.000	0	0	0	0	0	20.000
404	01	01	00	Repuestos mayores	5.000	0	0	0	0	0	5.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	15.000	0	0	0	0	0	15.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
				Totales	**456.244**	**0**	**0**	**0**	**0**	**0**	**456.244**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118147 450251000 ANÁLISIS DEL COMPORTAMIENTO Y DETERMINACIÓN DE LOS COMPONENTES DE LOS PRECIOS FÓRMULA DE LOS PETRÓLEOS CRUDOS DE REFERENCIA PARA EL CÁLCULO DE LAS REGALÍAS Y SU COMPARACIÓN CON LA VALORIZACIÓN DE LOS HIDROCARBUROS EXPORTADOS POR LA NACIÓN

OBJETIVO DEL PROYECTO: PARTICIPAR EN LA DETERMINACIÓN DEL VALOR MERCANTIL INTERNACIONAL DE LOS HIDROCARBUROS Y FIJAR LOS PRECIOS MEDIANTE LOS CUALES SE LIQUIDARÁN LAS REGALÍAS, IMPUESTOS Y EQUIVALENTES. ASIMISMO, REALIZAR SU COMPARACIÓN CON LOS PRECIOS DE EXPORTACIÓN A LOS FINES DE ANALIZAR SI LOS INGRESOS PETROLEROS PERCIBIDOS POR LA REPÚBLICA SE CORRESPONDEN CON LO QUE OCURRE EN EL MERCADO INTERNACIONAL

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS Y PRECIOS DE EXPORTACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118147 450251000 ANÁLISIS DEL COMPORTAMIENTO Y DETERMINACIÓN DE LOS COMPONENTES DE LOS PRECIOS FÓRMULA DE LOS PETRÓLEOS CRUDOS DE REFERENCIA PARA EL CÁLCULO DE LAS REGALÍAS Y SU COMPARACIÓN CON LA VALORIZACIÓN DE LOS HIDROCARBUROS EXPORTADOS POR LA NACIÓN

OBJETIVO DEL PROYECTO: PARTICIPAR EN LA DETERMINACIÓN DEL VALOR MERCANTIL INTERNACIONAL DE LOS HIDROCARBUROS Y FIJAR LOS PRECIOS MEDIANTE LOS CUALES SE LIQUIDARÁN LAS REGALÍAS, IMPUESTOS Y EQUIVALENTES. ASIMISMO, REALIZAR SU COMPARACIÓN CON LOS PRECIOS DE EXPORTACIÓN A LOS FINES DE ANALIZAR SI LOS INGRESOS PETROLEROS PERCIBIDOS POR LA REPÚBLICA SE CORRESPONDEN CON LO QUE OCURRE EN EL MERCADO INTERNACIONAL

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS Y PRECIOS DE EXPORTACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450251001 CALCULAR Y ANALIZAR EL COMPORTAMIENTO DE LOS PRECIOS FÓRMULA PARA LOS PETRÓLEOS CRUDOS DE REFERENCIA Y CALCULAR LOS AJUSTES POR VARIACIONES DE GRAVEDAD Y PORCENTAJE DE AZUFRE (AGA) PARA LAS EMPRESAS QUE REALIZAN ACTIVIDADES PRIMARIAS EN EL PAÍS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS Y PRECIOS DE EXPORTACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**312.702**	**0**	**0**	**0**	**0**	**0**	**312.702**
401	01	00	00	Sueldos, salarios y otras retribuciones	96.492	0	0	0	0	0	96.492
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	84.204	0	0	0	0	0	84.204
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	57.943	0	0	0	0	0	57.943
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	57.943	0	0	0	0	0	57.943
401	03	00	00	Primas	75.526	0	0	0	0	0	75.526
401	03	08	00	Primas de profesionalización a empleados	16.007	0	0	0	0	0	16.007
401	03	09	00	Primas por antigüedad a empleados	20.478	0	0	0	0	0	20.478
401	03	47	00	Primas al personal de alto nivel y de dirección	6.281	0	0	0	0	0	6.281
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	483	0	0	0	0	0	483
401	04	06	00	Complemento a empleados por comisión de servicios	483	0	0	0	0	0	483
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	81.836	0	0	0	0	0	81.836
401	05	03	00	Bono vacacional a empleados	62.310	0	0	0	0	0	62.310
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.526	0	0	0	0	0	19.526
401	07	00	00	Asistencia socio-económica	422	0	0	0	0	0	422
401	07	01	00	Capacitación y adiestramiento a empleados	422	0	0	0	0	0	422
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.662**	**0**	**0**	**0**	**0**	**0**	**30.662**
402	01	00	00	Productos alimenticios y agropecuarios	1.500	0	0	0	0	0	1.500
402	01	01	00	Alimentos y bebidas para personas	1.500	0	0	0	0	0	1.500
402	05	00	00	Productos de papel, cartón e impresos	4.200	0	0	0	0	0	4.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118147 450251000 ANÁLISIS DEL COMPORTAMIENTO Y DETERMINACIÓN DE LOS COMPONENTES DE LOS PRECIOS FÓRMULA DE LOS PETRÓLEOS CRUDOS DE REFERENCIA PARA EL CÁLCULO DE LAS REGALÍAS Y SU COMPARACIÓN CON LA VALORIZACIÓN DE LOS HIDROCARBUROS EXPORTADOS POR LA NACIÓN

OBJETIVO DEL PROYECTO: PARTICIPAR EN LA DETERMINACIÓN DEL VALOR MERCANTIL INTERNACIONAL DE LOS HIDROCARBUROS Y FIJAR LOS PRECIOS MEDIANTE LOS CUALES SE LIQUIDARÁN LAS REGALÍAS, IMPUESTOS Y EQUIVALENTES. ASIMISMO, REALIZAR SU COMPARACIÓN CON LOS PRECIOS DE EXPORTACIÓN A LOS FINES DE ANALIZAR SI LOS INGRESOS PETROLEROS PERCIBIDOS POR LA REPÚBLICA SE CORRESPONDEN CON LO QUE OCURRE EN EL MERCADO INTERNACIONAL

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS Y PRECIOS DE EXPORTACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450251001 CALCULAR Y ANALIZAR EL COMPORTAMIENTO DE LOS PRECIOS FÓRMULA PARA LOS PETRÓLEOS CRUDOS DE REFERENCIA Y CALCULAR LOS AJUSTES POR VARIACIONES DE GRAVEDAD Y PORCENTAJE DE AZUFRE (AGA) PARA LAS EMPRESAS QUE REALIZAN ACTIVIDADES PRIMARIAS EN EL PAÍS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS Y PRECIOS DE EXPORTACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	1.000	0	0	0	0	0	1.000
402	05	04	00	Libros, revistas y periódicos	3.200	0	0	0	0	0	3.200
402	06	00	00	Productos químicos y derivados	1.000	0	0	0	0	0	1.000
402	06	08	00	Productos plásticos	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	23.962	0	0	0	0	0	23.962
402	10	08	00	Materiales para equipos de computación	23.962	0	0	0	0	0	23.962
403	**00**	**00**	**00**	**Servicios no personales**	**43.480**	**0**	**0**	**0**	**0**	**0**	**43.480**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	9.000	0	0	0	0	0	9.000
403	09	01	00	Viáticos y pasajes dentro del pais	5.000	0	0	0	0	0	5.000
403	09	02	00	Viáticos y pasajes fuera del país	4.000	0	0	0	0	0	4.000
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	8.480	0	0	0	0	0	8.480
403	18	01	00	Impuesto al valor agregado	8.480	0	0	0	0	0	8.480
403	99	00	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
403	99	01	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
404	**00**	**00**	**00**	**Activos reales**	**5.000**	**0**	**0**	**0**	**0**	**0**	**5.000**
404	01	00	00	Repuestos y reparaciones mayores	5.000	0	0	0	0	0	5.000
404	01	01	00	Repuestos mayores	5.000	0	0	0	0	0	5.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118147 450251000 ANÁLISIS DEL COMPORTAMIENTO Y DETERMINACIÓN DE LOS COMPONENTES DE LOS PRECIOS FÓRMULA DE LOS PETRÓLEOS CRUDOS DE REFERENCIA PARA EL CÁLCULO DE LAS REGALÍAS Y SU COMPARACIÓN CON LA VALORIZACIÓN DE LOS HIDROCARBUROS EXPORTADOS POR LA NACIÓN

OBJETIVO DEL PROYECTO: PARTICIPAR EN LA DETERMINACIÓN DEL VALOR MERCANTIL INTERNACIONAL DE LOS HIDROCARBUROS Y FIJAR LOS PRECIOS MEDIANTE LOS CUALES SE LIQUIDARÁN LAS REGALÍAS, IMPUESTOS Y EQUIVALENTES. ASIMISMO, REALIZAR SU COMPARACIÓN CON LOS PRECIOS DE EXPORTACIÓN A LOS FINES DE ANALIZAR SI LOS INGRESOS PETROLEROS PERCIBIDOS POR LA REPÚBLICA SE CORRESPONDEN CON LO QUE OCURRE EN EL MERCADO INTERNACIONAL

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS Y PRECIOS DE EXPORTACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450251001 CALCULAR Y ANALIZAR EL COMPORTAMIENTO DE LOS PRECIOS FÓRMULA PARA LOS PETRÓLEOS CRUDOS DE REFERENCIA Y CALCULAR LOS AJUSTES POR VARIACIONES DE GRAVEDAD Y PORCENTAJE DE AZUFRE (AGA) PARA LAS EMPRESAS QUE REALIZAN ACTIVIDADES PRIMARIAS EN EL PAÍS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS Y PRECIOS DE EXPORTACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**391.844**	**0**	**0**	**0**	**0**	**0**	**391.844**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118147 450251000 ANÁLISIS DEL COMPORTAMIENTO Y DETERMINACIÓN DE LOS COMPONENTES DE LOS PRECIOS FÓRMULA DE LOS PETRÓLEOS CRUDOS DE REFERENCIA PARA EL CÁLCULO DE LAS REGALÍAS Y SU COMPARACIÓN CON LA VALORIZACIÓN DE LOS HIDROCARBUROS EXPORTADOS POR LA NACIÓN

OBJETIVO DEL PROYECTO: PARTICIPAR EN LA DETERMINACIÓN DEL VALOR MERCANTIL INTERNACIONAL DE LOS HIDROCARBUROS Y FIJAR LOS PRECIOS MEDIANTE LOS CUALES SE LIQUIDARÁN LAS REGALÍAS, IMPUESTOS Y EQUIVALENTES. ASIMISMO, REALIZAR SU COMPARACIÓN CON LOS PRECIOS DE EXPORTACIÓN A LOS FINES DE ANALIZAR SI LOS INGRESOS PETROLEROS PERCIBIDOS POR LA REPÚBLICA SE CORRESPONDEN CON LO QUE OCURRE EN EL MERCADO INTERNACIONAL

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS Y PRECIOS DE EXPORTACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450251002 CALCULAR LOS PRECIOS DE LIQUIDACIÓN DE REGALÍAS Y OTROS TRIBUTOS, ASÍ COMO EFECTUAR LA PUBLICACIÓN DE LOS AJUSTES POR VARIACIONES DE GRAVEDAD Y PORCENTAJE DE AZUFRE (AGA) A TRAVÉS DE UN MEDIO ELECTRÓNICO A LAS EMPRESAS QUE REALIZAN ACTIVIDADES PRIMARIAS EN EL PAÍS

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS Y PRECIOS DE EXPORTACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.500**	**0**	**0**	**0**	**0**	**0**	**13.500**
402	01	00	00	Productos alimenticios y agropecuarios	1.500	0	0	0	0	0	1.500
402	01	01	00	Alimentos y bebidas para personas	1.500	0	0	0	0	0	1.500
402	05	00	00	Productos de papel, cartón e impresos	1.000	0	0	0	0	0	1.000
402	05	03	00	Productos de papel y cartón para oficina	1.000	0	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	1.000	0	0	0	0	0	1.000
402	06	08	00	Productos plásticos	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**35.900**	**0**	**0**	**0**	**0**	**0**	**35.900**
403	09	00	00	Viáticos y pasajes	9.000	0	0	0	0	0	9.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000	0	0	0	0	0	5.000
403	09	02	00	Viáticos y pasajes fuera del país	4.000	0	0	0	0	0	4.000
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	6.900	0	0	0	0	0	6.900
403	18	01	00	Impuesto al valor agregado	6.900	0	0	0	0	0	6.900
404	**00**	**00**	**00**	**Activos reales**	**15.000**	**0**	**0**	**0**	**0**	**0**	**15.000**
404	01	00	00	Repuestos y reparaciones mayores	15.000	0	0	0	0	0	15.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	15.000	0	0	0	0	0	15.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
				Totales	**64.400**	**0**	**0**	**0**	**0**	**0**	**64.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118224 450252000 DISEÑO, DESARROLLO E IMPLEMENTACIÓN DE UN SISTEMA DE INFORMACIÓN GEOENERGÉTICA QUE PERMITA EL ANÁLISIS DE LA DISTRIBUCIÓN, USOS Y DISPOSICIÓN DE LOS RECURSOS ENERGÉTICOS DE LA NACIÓN, ENMARCADO DENTRO DE LAS POLÍTICAS ESTRUCTURALES DISEÑADAS POR EL ESTADO PARA EL DESARROLLO DEL PAÍS. II ETAPA

OBJETIVO DEL PROYECTO: DISEÑAR, DESARROLLAR E IMPLEMENTAR UN SISTEMA DE INFORMACIÓN GEOENERGÉTICA QUE PERMITA EL ANÁLISIS DE LA DISTRIBUCIÓN, USOS Y DISPOSICIÓN DE LOS RECURSOS ENERGÉTICOS DE LA NACIÓN

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**761.183**	**0**	**0**	**0**	**0**	**0**	**761.183**
401	01	00	00	Sueldos, salarios y otras retribuciones	220.092	0	0	0	0	0	220.092
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	207.804	0	0	0	0	0	207.804
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	106.706	0	0	0	0	0	106.706
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	106.706	0	0	0	0	0	106.706
401	03	00	00	Primas	230.537	0	0	0	0	0	230.537
401	03	08	00	Primas de profesionalización a empleados	39.696	0	0	0	0	0	39.696
401	03	09	00	Primas por antigüedad a empleados	55.158	0	0	0	0	0	55.158
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	98.280	0	0	0	0	0	98.280
401	03	47	00	Primas al personal de alto nivel y de dirección	4.643	0	0	0	0	0	4.643
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	1.101	0	0	0	0	0	1.101
401	04	06	00	Complemento a empleados por comisión de servicios	1.101	0	0	0	0	0	1.101
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	201.707	0	0	0	0	0	201.707
401	05	03	00	Bono vacacional a empleados	182.506	0	0	0	0	0	182.506
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.201	0	0	0	0	0	19.201
401	07	00	00	Asistencia socio-económica	1.040	0	0	0	0	0	1.040
401	07	01	00	Capacitación y adiestramiento a empleados	1.040	0	0	0	0	0	1.040
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**144.709**	**0**	**0**	**0**	**0**	**0**	**144.709**
402	01	00	00	Productos alimenticios y agropecuarios	286	0	0	0	0	0	286
402	01	01	00	Alimentos y bebidas para personas	286	0	0	0	0	0	286
402	05	00	00	Productos de papel, cartón e impresos	8.240	0	0	0	0	0	8.240
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	05	04	00	Libros, revistas y periódicos	3.240	0	0	0	0	0	3.240
402	06	00	00	Productos químicos y derivados	2.000	0	0	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118224 450252000 DISEÑO, DESARROLLO E IMPLEMENTACIÓN DE UN SISTEMA DE INFORMACIÓN GEOENERGÉTICA QUE PERMITA EL ANÁLISIS DE LA DISTRIBUCIÓN, USOS Y DISPOSICIÓN DE LOS RECURSOS ENERGÉTICOS DE LA NACIÓN, ENMARCADO DENTRO DE LAS POLÍTICAS ESTRUCTURALES DISEÑADAS POR EL ESTADO PARA EL DESARROLLO DEL PAÍS. II ETAPA

OBJETIVO DEL PROYECTO: DISEÑAR, DESARROLLAR E IMPLEMENTAR UN SISTEMA DE INFORMACIÓN GEOENERGÉTICA QUE PERMITA EL ANÁLISIS DE LA DISTRIBUCIÓN, USOS Y DISPOSICIÓN DE LOS RECURSOS ENERGÉTICOS DE LA NACIÓN

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	134.183	0	0	0	0	0	134.183
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.587	0	0	0	0	0	3.587
402	10	08	00	Materiales para equipos de computación	130.596	0	0	0	0	0	130.596
403	**00**	**00**	**00**	**Servicios no personales**	**52.006**	**0**	**0**	**0**	**0**	**0**	**52.006**
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.000	0	0	0	0	0	15.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	3.000	0	0	0	0	0	3.000
403	09	01	00	Viáticos y pasajes dentro del país	3.000	0	0	0	0	0	3.000
403	10	00	00	Servicios profesionales y técnicos	2.500	0	0	0	0	0	2.500
403	10	07	00	Servicios de capacitación y adiestramiento	2.500	0	0	0	0	0	2.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	21.506	0	0	0	0	0	21.506
403	18	01	00	Impuesto al valor agregado	21.506	0	0	0	0	0	21.506
404	**00**	**00**	**00**	**Activos reales**	**4.000**	**0**	**0**	**0**	**0**	**0**	**4.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.000	0	0	0	0	0	4.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	4.000	0	0	0	0	0	4.000
				Totales	**961.898**	**0**	**0**	**0**	**0**	**0**	**961.898**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118224 450252000 DISEÑO, DESARROLLO E IMPLEMENTACIÓN DE UN SISTEMA DE INFORMACIÓN GEOENERGÉTICA QUE PERMITA EL ANÁLISIS DE LA DISTRIBUCIÓN, USOS Y DISPOSICIÓN DE LOS RECURSOS ENERGÉTICOS DE LA NACIÓN, ENMARCADO DENTRO DE LAS POLÍTICAS ESTRUCTURALES DISEÑADAS POR EL ESTADO PARA EL DESARROLLO DEL PAÍS. II ETAPA

OBJETIVO DEL PROYECTO: DISEÑAR, DESARROLLAR E IMPLEMENTAR UN SISTEMA DE INFORMACIÓN GEOENERGÉTICA QUE PERMITA EL ANÁLISIS DE LA DISTRIBUCIÓN, USOS Y DISPOSICIÓN DE LOS RECURSOS ENERGÉTICOS DE LA NACIÓN

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118224 450252000 DISEÑO, DESARROLLO E IMPLEMENTACIÓN DE UN SISTEMA DE INFORMACIÓN GEOENERGÉTICA QUE PERMITA EL ANÁLISIS DE LA DISTRIBUCIÓN, USOS Y DISPOSICIÓN DE LOS RECURSOS ENERGÉTICOS DE LA NACIÓN, ENMARCADO DENTRO DE LAS POLÍTICAS ESTRUCTURALES DISEÑADAS POR EL ESTADO PARA EL DESARROLLO DEL PAÍS. II ETAPA

OBJETIVO DEL PROYECTO: DISEÑAR, DESARROLLAR E IMPLEMENTAR UN SISTEMA DE INFORMACIÓN GEOENERGÉTICA QUE PERMITA EL ANÁLISIS DE LA DISTRIBUCIÓN, USOS Y DISPOSICIÓN DE LOS RECURSOS ENERGÉTICOS DE LA NACIÓN

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450252001 DEFINIR ESCALAS DE TRABAJO DE ACUERDO A LOS NIVELES DE COBERTURA GEOGRÁFICA REQUERIDOS PARA LA PLANIFICACIÓN

UNIDAD DE MEDIDA: COBERTURA GEOGRÁFICA **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**761.183**	**0**	**0**	**0**	**0**	0	**761.183**
401	01	00	00	Sueldos, salarios y otras retribuciones	220.092	0	0	0	0	0	220.092
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	207.804	0	0	0	0	0	207.804
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	106.706	0	0	0	0	0	106.706
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	106.706	0	0	0	0	0	106.706
401	03	00	00	Primas	230.537	0	0	0	0	0	230.537
401	03	08	00	Primas de profesionalización a empleados	39.696	0	0	0	0	0	39.696
401	03	09	00	Primas por antigüedad a empleados	55.158	0	0	0	0	0	55.158
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	98.280	0	0	0	0	0	98.280
401	03	47	00	Primas al personal de alto nivel y de dirección	4.643	0	0	0	0	0	4.643
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	1.101	0	0	0	0	0	1.101
401	04	06	00	Complemento a empleados por comisión de servicios	1.101	0	0	0	0	0	1.101
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	201.707	0	0	0	0	0	201.707
401	05	03	00	Bono vacacional a empleados	182.506	0	0	0	0	0	182.506
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.201	0	0	0	0	0	19.201
401	07	00	00	Asistencia socio-económica	1.040	0	0	0	0	0	1.040
401	07	01	00	Capacitación y adiestramiento a empleados	1.040	0	0	0	0	0	1.040
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**144.709**	**0**	**0**	**0**	**0**	0	**144.709**
402	01	00	00	Productos alimenticios y agropecuarios	286	0	0	0	0	0	286
402	01	01	00	Alimentos y bebidas para personas	286	0	0	0	0	0	286

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118224 450252000 DISEÑO, DESARROLLO E IMPLEMENTACIÓN DE UN SISTEMA DE INFORMACIÓN GEOENERGÉTICA QUE PERMITA EL ANÁLISIS DE LA DISTRIBUCIÓN, USOS Y DISPOSICIÓN DE LOS RECURSOS ENERGÉTICOS DE LA NACIÓN, ENMARCADO DENTRO DE LAS POLÍTICAS ESTRUCTURALES DISEÑADAS POR EL ESTADO PARA EL DESARROLLO DEL PAÍS. II ETAPA

OBJETIVO DEL PROYECTO: DISEÑAR, DESARROLLAR E IMPLEMENTAR UN SISTEMA DE INFORMACIÓN GEOENERGÉTICA QUE PERMITA EL ANÁLISIS DE LA DISTRIBUCIÓN, USOS Y DISPOSICIÓN DE LOS RECURSOS ENERGÉTICOS DE LA NACIÓN

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450252001 DEFINIR ESCALAS DE TRABAJO DE ACUERDO A LOS NIVELES DE COBERTURA GEOGRÁFICA REQUERIDOS PARA LA PLANIFICACIÓN

UNIDAD DE MEDIDA: COBERTURA GEOGRÁFICA **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	8.240	0	0	0	0	0	8.240
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	05	04	00	Libros, revistas y periódicos	3.240	0	0	0	0	0	3.240
402	06	00	00	Productos químicos y derivados	2.000	0	0	0	0	0	2.000
402	06	08	00	Productos plásticos	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	134.183	0	0	0	0	0	134.183
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.587	0	0	0	0	0	3.587
402	10	08	00	Materiales para equipos de computación	130.596	0	0	0	0	0	130.596
403	**00**	**00**	**00**	**Servicios no personales**	**17.366**	**0**	**0**	**0**	**0**	**0**	**17.366**
403	18	00	00	Impuestos indirectos	17.366	0	0	0	0	0	17.366
403	18	01	00	Impuesto al valor agregado	17.366	0	0	0	0	0	17.366
				Totales	**923.258**	**0**	**0**	**0**	**0**	**0**	**923.258**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118224 450252000 DISEÑO, DESARROLLO E IMPLEMENTACIÓN DE UN SISTEMA DE INFORMACIÓN GEOENERGÉTICA QUE PERMITA EL ANÁLISIS DE LA DISTRIBUCIÓN, USOS Y DISPOSICIÓN DE LOS RECURSOS ENERGÉTICOS DE LA NACIÓN, ENMARCADO DENTRO DE LAS POLÍTICAS ESTRUCTURALES DISEÑADAS POR EL ESTADO PARA EL DESARROLLO DEL PAÍS. II ETAPA

OBJETIVO DEL PROYECTO: DISEÑAR, DESARROLLAR E IMPLEMENTAR UN SISTEMA DE INFORMACIÓN GEOENERGÉTICA QUE PERMITA EL ANÁLISIS DE LA DISTRIBUCIÓN, USOS Y DISPOSICIÓN DE LOS RECURSOS ENERGÉTICOS DE LA NACIÓN

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450252002 DISEÑAR INSTRUMENTOS QUE PERMITAN DESCIFRAR LAS DIFERENTES CAPAS Y SUS ATRIBUTOS PARA CADA UNA DE LAS ÁREAS ENERGÉTICAS

UNIDAD DE MEDIDA: INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**34.160**	**0**	**0**	**0**	**0**	**0**	**34.160**
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.000	0	0	0	0	0	15.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	3.000	0	0	0	0	0	3.000
403	09	01	00	Viáticos y pasajes dentro del país	3.000	0	0	0	0	0	3.000
403	10	00	00	Servicios profesionales y técnicos	2.500	0	0	0	0	0	2.500
403	10	07	00	Servicios de capacitación y adiestramiento	2.500	0	0	0	0	0	2.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	3.660	0	0	0	0	0	3.660
403	18	01	00	Impuesto al valor agregado	3.660	0	0	0	0	0	3.660
				Totales	**34.160**	**0**	**0**	**0**	**0**	**0**	**34.160**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118224 450252000 DISEÑO, DESARROLLO E IMPLEMENTACIÓN DE UN SISTEMA DE INFORMACIÓN GEOENERGÉTICA QUE PERMITA EL ANÁLISIS DE LA DISTRIBUCIÓN, USOS Y DISPOSICIÓN DE LOS RECURSOS ENERGÉTICOS DE LA NACIÓN, ENMARCADO DENTRO DE LAS POLÍTICAS ESTRUCTURALES DISEÑADAS POR EL ESTADO PARA EL DESARROLLO DEL PAÍS. II ETAPA

OBJETIVO DEL PROYECTO: DISEÑAR, DESARROLLAR E IMPLEMENTAR UN SISTEMA DE INFORMACIÓN GEOENERGÉTICA QUE PERMITA EL ANÁLISIS DE LA DISTRIBUCIÓN, USOS Y DISPOSICIÓN DE LOS RECURSOS ENERGÉTICOS DE LA NACIÓN

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN ESTRATÉGICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450252003 REALIZAR EL INVENTARIO CON SU METADATA DE LA INFORMACIÓN ESTADÍSTICA EXISTENTE

UNIDAD DE MEDIDA: IMPRESIÓN **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETROLEO Y MINERIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**480**	**0**	**0**	**0**	**0**	**0**	**480**
403	18	00	00	Impuestos indirectos	480	0	0	0	0	0	480
403	18	01	00	Impuesto al valor agregado	480	0	0	0	0	0	480
404	**00**	**00**	**00**	**Activos reales**	**4.000**	**0**	**0**	**0**	**0**	**0**	**4.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.000	0	0	0	0	0	4.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	4.000	0	0	0	0	0	4.000
				Totales	**4.480**	**0**	**0**	**0**	**0**	**0**	**4.480**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118492 450253000 FORTALECIMIENTO DE LOS PROCESOS DE FISCALIZACIÓN, SEGUIMIENTO Y CONTROL DE LA MINERÍA Y SUS ACTIVIDADES CONEXAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPULSAR CINCO (05) MECANISMOS Y/O NORMATIVAS QUE OPTIMICEN PROCESOS MEDULARES Y TRÁMITES ADMINISTRATIVOS QUE REALIZA LA DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO CON LA FINALIDAD DE EJERCER EFICIENTEMENTE LA FISCALIZACIÓN Y CONTROL SOBRE LA MINERÍA Y SUS ACTIVIDADES CONEXAS

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.095.895**	**0**	**0**	**0**	**0**	**0**	**5.095.895**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.793.706	0	0	0	0	0	1.793.706
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.793.706	0	0	0	0	0	1.793.706
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	583.036	0	0	0	0	0	583.036
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	583.036	0	0	0	0	0	583.036
401	03	00	00	Primas	1.313.958	0	0	0	0	0	1.313.958
401	03	08	00	Primas de profesionalización a empleados	343.170	0	0	0	0	0	343.170
401	03	09	00	Primas por antigüedad a empleados	479.388	0	0	0	0	0	479.388
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	491.400	0	0	0	0	0	491.400
401	04	00	00	Complementos de sueldos y salarios	8.969	0	0	0	0	0	8.969
401	04	06	00	Complemento a empleados por comisión de servicios	8.969	0	0	0	0	0	8.969
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.387.257	0	0	0	0	0	1.387.257
401	05	03	00	Bono vacacional a empleados	1.387.257	0	0	0	0	0	1.387.257
401	07	00	00	Asistencia socio-económica	8.969	0	0	0	0	0	8.969
401	07	01	00	Capacitación y adiestramiento a empleados	8.969	0	0	0	0	0	8.969
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**436.191**	**0**	**0**	**0**	**0**	**0**	**436.191**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	03	00	00	Textiles y vestuarios	16.769	0	0	0	0	0	16.769
402	03	01	00	Textiles	1.769	0	0	0	0	0	1.769
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
402	04	00	00	Productos de cuero y caucho	45.000	0	0	0	0	0	45.000
402	04	03	00	Cauchos y tripas para vehículos	45.000	0	0	0	0	0	45.000
402	05	00	00	Productos de papel, cartón e impresos	136.200	0	0	0	0	0	136.200
402	05	01	00	Pulpa de madera, papel y cartón	30.000	0	0	0	0	0	30.000
402	05	02	00	Envases y cajas de papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	0	100.000
402	05	04	00	Libros, revistas y periódicos	3.200	0	0	0	0	0	3.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118492 450253000 FORTALECIMIENTO DE LOS PROCESOS DE FISCALIZACIÓN, SEGUIMIENTO Y CONTROL DE LA MINERÍA Y SUS ACTIVIDADES CONEXAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPULSAR CINCO (05) MECANISMOS Y/O NORMATIVAS QUE OPTIMICEN PROCESOS MEDULARES Y TRÁMITES ADMINISTRATIVOS QUE REALIZA LA DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO CON LA FINALIDAD DE EJERCER EFICIENTEMENTE LA FISCALIZACIÓN Y CONTROL SOBRE LA MINERÍA Y SUS ACTIVIDADES CONEXAS

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	35.000	0	0	0	0	0	35.000
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	0	5.000
402	06	06	00	Combustibles y lubricantes	10.000	0	0	0	0	0	10.000
402	06	08	00	Productos plásticos	20.000	0	0	0	0	0	20.000
402	08	00	00	Productos metálicos	35.000	0	0	0	0	0	35.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.000	0	0	0	0	0	5.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	158.222	0	0	0	0	0	158.222
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.000	0	0	0	0	0	20.000
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	0	100.000
402	10	11	00	Materiales eléctricos	23.222	0	0	0	0	0	23.222
402	10	12	00	Materiales para instalaciones sanitarias	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**310.951**	**0**	**0**	**0**	**0**	**0**	**310.951**
403	06	00	00	Servicios de transporte y almacenaje	20.000	0	0	0	0	0	20.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	130.000	0	0	0	0	0	130.000
403	09	01	00	Viáticos y pasajes dentro del país	130.000	0	0	0	0	0	130.000
403	10	00	00	Servicios profesionales y técnicos	32.900	0	0	0	0	0	32.900
403	10	03	00	Servicios de procesamiento de datos	2.500	0	0	0	0	0	2.500
403	10	07	00	Servicios de capacitación y adiestramiento	28.500	0	0	0	0	0	28.500
403	10	99	00	Otros servicios profesionales y técnicos	1.900	0	0	0	0	0	1.900
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	40.000	0	0	0	0	0	40.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
403	12	00	00	Conservación y reparaciones menores de obras	5.000	0	0	0	0	0	5.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	83.051	0	0	0	0	0	83.051

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118492 450253000 FORTALECIMIENTO DE LOS PROCESOS DE FISCALIZACIÓN, SEGUIMIENTO Y CONTROL DE LA MINERÍA Y SUS ACTIVIDADES CONEXAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPULSAR CINCO (05) MECANISMOS Y/O NORMATIVAS QUE OPTIMICEN PROCESOS MEDULARES Y TRÁMITES ADMINISTRATIVOS QUE REALIZA LA DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO CON LA FINALIDAD DE EJERCER EFICIENTEMENTE LA FISCALIZACIÓN Y CONTROL SOBRE LA MINERÍA Y SUS ACTIVIDADES CONEXAS

UNIDAD DE MEDIDA: INFORME / REPORTE

META: 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	83.051	0	0	0	0	0	83.051
404	**00**	**00**	**00**	**Activos reales**	**28.000**	**0**	**0**	**0**	**0**	**0**	**28.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.000	0	0	0	0	0	2.000
404	05	01	00	Equipos de telecomunicaciones	2.000	0	0	0	0	0	2.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	26.000	0	0	0	0	0	26.000
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
404	09	03	00	Mobiliario y equipos de alojamiento	6.000	0	0	0	0	0	6.000
				Totales	**5.871.037**	**0**	**0**	**0**	**0**	**0**	**5.871.037**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118492 450253000 FORTALECIMIENTO DE LOS PROCESOS DE FISCALIZACIÓN, SEGUIMIENTO Y CONTROL DE LA MINERÍA Y SUS ACTIVIDADES CONEXAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPULSAR CINCO (05) MECANISMOS Y/O NORMATIVAS QUE OPTIMICEN PROCESOS MEDULARES Y TRÁMITES ADMINISTRATIVOS QUE REALIZA LA DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO CON LA FINALIDAD DE EJERCER EFICIENTEMENTE LA FISCALIZACIÓN Y CONTROL SOBRE LA MINERÍA Y SUS ACTIVIDADES CONEXAS

UNIDAD DE MEDIDA: INFORME / REPORTE

META: 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118492 450253000 FORTALECIMIENTO DE LOS PROCESOS DE FISCALIZACIÓN, SEGUIMIENTO Y CONTROL DE LA MINERÍA Y SUS ACTIVIDADES CONEXAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPULSAR CINCO (05) MECANISMOS Y/O NORMATIVAS QUE OPTIMICEN PROCESOS MEDULARES Y TRÁMITES ADMINISTRATIVOS QUE REALIZA LA DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO CON LA FINALIDAD DE EJERCER EFICIENTEMENTE LA FISCALIZACIÓN Y CONTROL SOBRE LA MINERÍA Y SUS ACTIVIDADES CONEXAS

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450253001 REALIZAR EL SEGUIMIENTO, FISCALIZACIÓN Y CONTROL DE LAS ACTIVIDADES MINERAS Y CONEXAS A TRAVÉS DE LAS INSPECTORÍAS TÉCNICAS REGIONALES E INSPECTORÍAS FISCALES DE MINAS

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 4.075

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.095.895**	**0**	**0**	**0**	**0**	0	**5.095.895**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.793.706	0	0	0	0	0	1.793.706
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.793.706	0	0	0	0	0	1.793.706
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	583.036	0	0	0	0	0	583.036
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	583.036	0	0	0	0	0	583.036
401	03	00	00	Primas	1.313.958	0	0	0	0	0	1.313.958
401	03	08	00	Primas de profesionalización a empleados	343.170	0	0	0	0	0	343.170
401	03	09	00	Primas por antigüedad a empleados	479.388	0	0	0	0	0	479.388
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	491.400	0	0	0	0	0	491.400
401	04	00	00	Complementos de sueldos y salarios	8.969	0	0	0	0	0	8.969
401	04	06	00	Complemento a empleados por comisión de servicios	8.969	0	0	0	0	0	8.969
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.387.257	0	0	0	0	0	1.387.257
401	05	03	00	Bono vacacional a empleados	1.387.257	0	0	0	0	0	1.387.257
401	07	00	00	Asistencia socio-económica	8.969	0	0	0	0	0	8.969
401	07	01	00	Capacitación y adiestramiento a empleados	8.969	0	0	0	0	0	8.969
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**202.191**	**0**	**0**	**0**	**0**	0	**202.191**
402	01	00	00	Productos alimenticios y agropecuarios	5.000	0	0	0	0	0	5.000
402	01	01	00	Alimentos y bebidas para personas	5.000	0	0	0	0	0	5.000
402	03	00	00	Textiles y vestuarios	16.769	0	0	0	0	0	16.769
402	03	01	00	Textiles	1.769	0	0	0	0	0	1.769
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
402	04	00	00	Productos de cuero y caucho	22.000	0	0	0	0	0	22.000
402	04	03	00	Cauchos y tripas para vehículos	22.000	0	0	0	0	0	22.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118492 450253000 FORTALECIMIENTO DE LOS PROCESOS DE FISCALIZACIÓN, SEGUIMIENTO Y CONTROL DE LA MINERÍA Y SUS ACTIVIDADES CONEXAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPULSAR CINCO (05) MECANISMOS Y/O NORMATIVAS QUE OPTIMICEN PROCESOS MEDULARES Y TRÁMITES ADMINISTRATIVOS QUE REALIZA LA DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO CON LA FINALIDAD DE EJERCER EFICIENTEMENTE LA FISCALIZACIÓN Y CONTROL SOBRE LA MINERÍA Y SUS ACTIVIDADES CONEXAS

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450253001 REALIZAR EL SEGUIMIENTO, FISCALIZACIÓN Y CONTROL DE LAS ACTIVIDADES MINERAS Y CONEXAS A TRAVÉS DE LAS INSPECTORÍAS TÉCNICAS REGIONALES E INSPECTORÍAS FISCALES DE MINAS

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 4.075

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	56.200	0	0	0	0	0	56.200
402	05	01	00	Pulpa de madera, papel y cartón	30.000	0	0	0	0	0	30.000
402	05	02	00	Envases y cajas de papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	05	04	00	Libros, revistas y periódicos	3.200	0	0	0	0	0	3.200
402	06	00	00	Productos químicos y derivados	25.000	0	0	0	0	0	25.000
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	0	5.000
402	06	06	00	Combustibles y lubricantes	10.000	0	0	0	0	0	10.000
402	06	08	00	Productos plásticos	10.000	0	0	0	0	0	10.000
402	08	00	00	Productos metálicos	20.000	0	0	0	0	0	20.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.000	0	0	0	0	0	5.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	57.222	0	0	0	0	0	57.222
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.000	0	0	0	0	0	4.000
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
402	10	11	00	Materiales eléctricos	18.222	0	0	0	0	0	18.222
402	10	12	00	Materiales para instalaciones sanitarias	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**151.151**	**0**	**0**	**0**	**0**	**0**	**151.151**
403	06	00	00	Servicios de transporte y almacenaje	20.000	0	0	0	0	0	20.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	11.900	0	0	0	0	0	11.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118492 450253000 FORTALECIMIENTO DE LOS PROCESOS DE FISCALIZACIÓN, SEGUIMIENTO Y CONTROL DE LA MINERÍA Y SUS ACTIVIDADES CONEXAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPULSAR CINCO (05) MECANISMOS Y/O NORMATIVAS QUE OPTIMICEN PROCESOS MEDULARES Y TRÁMITES ADMINISTRATIVOS QUE REALIZA LA DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO CON LA FINALIDAD DE EJERCER EFICIENTEMENTE LA FISCALIZACIÓN Y CONTROL SOBRE LA MINERÍA Y SUS ACTIVIDADES CONEXAS

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450253001 REALIZAR EL SEGUIMIENTO, FISCALIZACIÓN Y CONTROL DE LAS ACTIVIDADES MINERAS Y CONEXAS A TRAVÉS DE LAS INSPECTORÍAS TÉCNICAS REGIONALES E INSPECTORÍAS FISCALES DE MINAS

UNIDAD DE MEDIDA: INSPECCIÓN / FISCALIZACIÓN **META:** 4.075

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000
403	10	99	00	Otros servicios profesionales y técnicos	1.900	0	0	0	0	0	1.900
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	25.000	0	0	0	0	0	25.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	12	00	00	Conservación y reparaciones menores de obras	5.000	0	0	0	0	0	5.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	39.251	0	0	0	0	0	39.251
403	18	01	00	Impuesto al valor agregado	39.251	0	0	0	0	0	39.251
404	**00**	**00**	**00**	**Activos reales**	**13.000**	**0**	**0**	**0**	**0**	0	**13.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.000	0	0	0	0	0	2.000
404	05	01	00	Equipos de telecomunicaciones	2.000	0	0	0	0	0	2.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.000	0	0	0	0	0	11.000
404	09	02	00	Equipos de computación	5.000	0	0	0	0	0	5.000
404	09	03	00	Mobiliario y equipos de alojamiento	6.000	0	0	0	0	0	6.000
				Totales	**5.462.237**	**0**	**0**	**0**	**0**	0	**5.462.237**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118492 450253000 FORTALECIMIENTO DE LOS PROCESOS DE FISCALIZACIÓN, SEGUIMIENTO Y CONTROL DE LA MINERÍA Y SUS ACTIVIDADES CONEXAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPULSAR CINCO (05) MECANISMOS Y/O NORMATIVAS QUE OPTIMICEN PROCESOS MEDULARES Y TRÁMITES ADMINISTRATIVOS QUE REALIZA LA DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO CON LA FINALIDAD DE EJERCER EFICIENTEMENTE LA FISCALIZACIÓN Y CONTROL SOBRE LA MINERÍA Y SUS ACTIVIDADES CONEXAS

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450253002 RECAUDACIÓN DE LOS TRIBUTOS Y REGALÍAS MINERAS LIQUIDADOS, CAUSADOS DURANTE EL EJERCICIO FISCAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 352.059.844

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**102.000**	**0**	**0**	**0**	**0**	**0**	**102.000**
402	01	00	00	Productos alimenticios y agropecuarios	5.000	0	0	0	0	0	5.000
402	01	01	00	Alimentos y bebidas para personas	5.000	0	0	0	0	0	5.000
402	04	00	00	Productos de cuero y caucho	23.000	0	0	0	0	0	23.000
402	04	03	00	Cauchos y tripas para vehículos	23.000	0	0	0	0	0	23.000
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	10.000	0	0	0	0	0	10.000
402	06	08	00	Productos plásticos	10.000	0	0	0	0	0	10.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	29.000	0	0	0	0	0	29.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.000	0	0	0	0	0	4.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
402	10	11	00	Materiales eléctricos	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**85.640**	**0**	**0**	**0**	**0**	**0**	**85.640**
403	09	00	00	Viáticos y pasajes	40.000	0	0	0	0	0	40.000
403	09	01	00	Viáticos y pasajes dentro del país	40.000	0	0	0	0	0	40.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	15.000	0	0	0	0	0	15.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118492 450253000 FORTALECIMIENTO DE LOS PROCESOS DE FISCALIZACIÓN, SEGUIMIENTO Y CONTROL DE LA MINERÍA Y SUS ACTIVIDADES CONEXAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPULSAR CINCO (05) MECANISMOS Y/O NORMATIVAS QUE OPTIMICEN PROCESOS MEDULARES Y TRÁMITES ADMINISTRATIVOS QUE REALIZA LA DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO CON LA FINALIDAD DE EJERCER EFICIENTEMENTE LA FISCALIZACIÓN Y CONTROL SOBRE LA MINERÍA Y SUS ACTIVIDADES CONEXAS

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450253002 RECAUDACIÓN DE LOS TRIBUTOS Y REGALÍAS MINERAS LIQUIDADOS, CAUSADOS DURANTE EL EJERCICIO FISCAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 352.059.844

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	20.640	0	0	0	0	0	20.640
403	18	01	00	Impuesto al valor agregado	20.640	0	0	0	0	0	20.640
404	**00**	**00**	**00**	**Activos reales**	**5.000**	**0**	**0**	**0**	**0**	**0**	**5.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
404	09	02	00	Equipos de computación	5.000	0	0	0	0	0	5.000
				Totales	**192.640**	**0**	**0**	**0**	**0**	**0**	**192.640**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118492 450253000 FORTALECIMIENTO DE LOS PROCESOS DE FISCALIZACIÓN, SEGUIMIENTO Y CONTROL DE LA MINERÍA Y SUS ACTIVIDADES CONEXAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPULSAR CINCO (05) MECANISMOS Y/O NORMATIVAS QUE OPTIMICEN PROCESOS MEDULARES Y TRÁMITES ADMINISTRATIVOS QUE REALIZA LA DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO CON LA FINALIDAD DE EJERCER EFICIENTEMENTE LA FISCALIZACIÓN Y CONTROL SOBRE LA MINERÍA Y SUS ACTIVIDADES CONEXAS

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450253003 ADECUACIÓN DE LAS NORMATIVAS INTERNAS REFERIDAS A PROCESOS MEDULARES DE LA DGFCM, A TRAVÉS DE LA ELABORACIÓN DE MANUALES DE NORMAS Y PROCEDIMIENTOS

UNIDAD DE MEDIDA: PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**44.000**	**0**	**0**	**0**	**0**	**0**	**44.000**
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	24.000	0	0	0	0	0	24.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.000	0	0	0	0	0	4.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**44.480**	**0**	**0**	**0**	**0**	**0**	**44.480**
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	10	00	00	Servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	9.480	0	0	0	0	0	9.480
403	18	01	00	Impuesto al valor agregado	9.480	0	0	0	0	0	9.480
				Totales	**88.480**	**0**	**0**	**0**	**0**	**0**	**88.480**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118492 450253000 FORTALECIMIENTO DE LOS PROCESOS DE FISCALIZACIÓN, SEGUIMIENTO Y CONTROL DE LA MINERÍA Y SUS ACTIVIDADES CONEXAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPULSAR CINCO (05) MECANISMOS Y/O NORMATIVAS QUE OPTIMICEN PROCESOS MEDULARES Y TRÁMITES ADMINISTRATIVOS QUE REALIZA LA DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO CON LA FINALIDAD DE EJERCER EFICIENTEMENTE LA FISCALIZACIÓN Y CONTROL SOBRE LA MINERÍA Y SUS ACTIVIDADES CONEXAS

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450253004 DESARROLLO E IMPLANTACIÓN DE UN SISTEMA AUTOMATIZADO QUE OPTIMICE LOS PROCESOS DE LIQUIDACIÓN, RECAUDACIÓN DE TRIBUTOS Y REGALÍAS MINERAS, QUE CONTENGA APLICACIONES PARA EL MANEJO DE LA INFORMACIÓN GEOLÓGICA, MINERA Y AMBIENTAL Y SOBRE ACTIVIDADES CONEXAS

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**44.000**	**0**	**0**	**0**	**0**	**0**	**44.000**
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	24.000	0	0	0	0	0	24.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.000	0	0	0	0	0	4.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**11.480**	**0**	**0**	**0**	**0**	**0**	**11.480**
403	09	00	00	Viáticos y pasajes	5.000	0	0	0	0	0	5.000
403	09	01	00	Viáticos y pasajes dentro del pais	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	6.480	0	0	0	0	0	6.480
403	18	01	00	Impuesto al valor agregado	6.480	0	0	0	0	0	6.480
404	**00**	**00**	**00**	**Activos reales**	**5.000**	**0**	**0**	**0**	**0**	**0**	**5.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
404	09	02	00	Equipos de computación	5.000	0	0	0	0	0	5.000
				Totales	**60.480**	**0**	**0**	**0**	**0**	**0**	**60.480**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118492 450253000 FORTALECIMIENTO DE LOS PROCESOS DE FISCALIZACIÓN, SEGUIMIENTO Y CONTROL DE LA MINERÍA Y SUS ACTIVIDADES CONEXAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: IMPULSAR CINCO (05) MECANISMOS Y/O NORMATIVAS QUE OPTIMICEN PROCESOS MEDULARES Y TRÁMITES ADMINISTRATIVOS QUE REALIZA LA DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO CON LA FINALIDAD DE EJERCER EFICIENTEMENTE LA FISCALIZACIÓN Y CONTROL SOBRE LA MINERÍA Y SUS ACTIVIDADES CONEXAS

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FISCALIZACIÓN Y CONTROL MINERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450253005 IMPLEMENTACIÓN DEL PLAN DE SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS PARA EL OTORGAMIENTO DEL INFORME FAVORABLE PARA EL USO DE SUSTANCIAS EXPLOSIVAS Y SUS ACCESORIOS EN LA ACTIVIDAD MINERA

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**44.000**	**0**	**0**	**0**	**0**	**0**	**44.000**
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	24.000	0	0	0	0	0	24.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.000	0	0	0	0	0	4.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**18.200**	**0**	**0**	**0**	**0**	**0**	**18.200**
403	09	00	00	Viáticos y pasajes	5.000	0	0	0	0	0	5.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000	0	0	0	0	0	5.000
403	10	00	00	Servicios profesionales y técnicos	6.000	0	0	0	0	0	6.000
403	10	03	00	Servicios de procesamiento de datos	2.500	0	0	0	0	0	2.500
403	10	07	00	Servicios de capacitación y adiestramiento	3.500	0	0	0	0	0	3.500
403	18	00	00	Impuestos indirectos	7.200	0	0	0	0	0	7.200
403	18	01	00	Impuesto al valor agregado	7.200	0	0	0	0	0	7.200
404	**00**	**00**	**00**	**Activos reales**	**5.000**	**0**	**0**	**0**	**0**	**0**	**5.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
404	09	02	00	Equipos de computación	5.000	0	0	0	0	0	5.000
				Totales	**67.200**	**0**	**0**	**0**	**0**	**0**	**67.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118193 450254000 RACIONALIZACIÓN DE LOS PRODUCTOS DERIVADOS DE HIDROCARBUROS, A TRAVÉS DEL REORDENAMIENTO DEL MERCADO INTERNO PROMOVIENDO EL USO DE GNV Y GLP

OBJETIVO DEL PROYECTO: DESARROLLAR UN PLAN INTEGRAL DE FISCALIZACIÓN PARA RACIONALIZAR LOS RECURSOS ASIGNADOS A LAS EE/SS

UNIDAD DE MEDIDA: ANÁLISIS DE INFORME DE GESTIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COMERCIALIZACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.627.729**	**0**	**0**	**0**	**0**	**0**	**1.627.729**
401	01	00	00	Sueldos, salarios y otras retribuciones	603.138	0	0	0	0	0	603.138
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	590.850	0	0	0	0	0	590.850
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	240.344	0	0	0	0	0	240.344
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	240.344	0	0	0	0	0	240.344
401	03	00	00	Primas	336.903	0	0	0	0	0	336.903
401	03	08	00	Primas de profesionalización a empleados	112.216	0	0	0	0	0	112.216
401	03	09	00	Primas por antigüedad a empleados	120.126	0	0	0	0	0	120.126
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	65.520	0	0	0	0	0	65.520
401	03	47	00	Primas al personal de alto nivel y de dirección	6.281	0	0	0	0	0	6.281
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	3.016	0	0	0	0	0	3.016
401	04	06	00	Complemento a empleados por comisión de servicios	3.016	0	0	0	0	0	3.016
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	441.373	0	0	0	0	0	441.373
401	05	03	00	Bono vacacional a empleados	421.847	0	0	0	0	0	421.847
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.526	0	0	0	0	0	19.526
401	07	00	00	Asistencia socio-económica	2.955	0	0	0	0	0	2.955
401	07	01	00	Capacitación y adiestramiento a empleados	2.955	0	0	0	0	0	2.955
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**34.696**	**0**	**0**	**0**	**0**	**0**	**34.696**
402	01	00	00	Productos alimenticios y agropecuarios	1.500	0	0	0	0	0	1.500
402	01	01	00	Alimentos y bebidas para personas	1.500	0	0	0	0	0	1.500
402	05	00	00	Productos de papel, cartón e impresos	7.800	0	0	0	0	0	7.800
402	05	02	00	Envases y cajas de papel y cartón	600	0	0	0	0	0	600
402	05	03	00	Productos de papel y cartón para oficina	4.000	0	0	0	0	0	4.000
402	05	04	00	Libros, revistas y periódicos	3.200	0	0	0	0	0	3.200
402	06	00	00	Productos químicos y derivados	1.500	0	0	0	0	0	1.500
402	06	08	00	Productos plásticos	1.500	0	0	0	0	0	1.500
402	10	00	00	Productos varios y útiles diversos	23.896	0	0	0	0	0	23.896

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118193 450254000 RACIONALIZACIÓN DE LOS PRODUCTOS DERIVADOS DE HIDROCARBUROS, A TRAVÉS DEL REORDENAMIENTO DEL MERCADO INTERNO PROMOVIENDO EL USO DE GNV Y GLP

OBJETIVO DEL PROYECTO: DESARROLLAR UN PLAN INTEGRAL DE FISCALIZACIÓN PARA RACIONALIZAR LOS RECURSOS ASIGNADOS A LAS EE/SS

UNIDAD DE MEDIDA: ANÁLISIS DE INFORME DE GESTIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COMERCIALIZACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.396	0	0	0	0	0	3.396
402	10	08	00	Materiales para equipos de computación	20.500	0	0	0	0	0	20.500
403	**00**	**00**	**00**	**Servicios no personales**	**300.405**	**0**	**0**	**0**	**0**	**0**	**300.405**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000	0	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	500	0	0	0	0	0	500
403	07	02	00	Imprenta y reproducción	500	0	0	0	0	0	500
403	09	00	00	Viáticos y pasajes	240.000	0	0	0	0	0	240.000
403	09	01	00	Viáticos y pasajes dentro del país	160.000	0	0	0	0	0	160.000
403	09	02	00	Viáticos y pasajes fuera del país	80.000	0	0	0	0	0	80.000
403	10	00	00	Servicios profesionales y técnicos	23.000	0	0	0	0	0	23.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	0	20.000
403	10	99	00	Otros servicios profesionales y técnicos	3.000	0	0	0	0	0	3.000
403	18	00	00	Impuestos indirectos	35.905	0	0	0	0	0	35.905
403	18	01	00	Impuesto al valor agregado	35.905	0	0	0	0	0	35.905
				Totales	**1.962.830**	**0**	**0**	**0**	**0**	**0**	**1.962.830**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118193 450254000 RACIONALIZACIÓN DE LOS PRODUCTOS DERIVADOS DE HIDROCARBUROS, A TRAVÉS DEL REORDENAMIENTO DEL MERCADO INTERNO PROMOVIENDO EL USO DE GNV Y GLP

OBJETIVO DEL PROYECTO: DESARROLLAR UN PLAN INTEGRAL DE FISCALIZACIÓN PARA RACIONALIZAR LOS RECURSOS ASIGNADOS A LAS EE/SS

UNIDAD DE MEDIDA: ANÁLISIS DE INFORME DE GESTIÓN

META: 2

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COMERCIALIZACIÓN

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118193 450254000 RACIONALIZACIÓN DE LOS PRODUCTOS DERIVADOS DE HIDROCARBUROS, A TRAVÉS DEL REORDENAMIENTO DEL MERCADO INTERNO PROMOVIENDO EL USO DE GNV Y GLP

OBJETIVO DEL PROYECTO: DESARROLLAR UN PLAN INTEGRAL DE FISCALIZACIÓN PARA RACIONALIZAR LOS RECURSOS ASIGNADOS A LAS EE/SS

UNIDAD DE MEDIDA: ANÁLISIS DE INFORME DE GESTIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COMERCIALIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450254001 REORDENAMIENTO DE LA CADENA DE COMERCIALIZACIÓN DE LOS PRODUCTOS DERIVADOS DE HIDROCARBUROS PROMOVIENDO EL USO DE GLP Y GNV

UNIDAD DE MEDIDA: INSPECCIONES / VISITA **META:** 12

RESPONSABLE/EJECUTOR: MENPET / DGMI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**1.627.729**	**0**	**0**	0	**0**	0	**1.627.729**
401	01	00	00	Sueldos, salarios y otras retribuciones	603.138	0	0	0	0	0	603.138
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	590.850	0	0	0	0	0	590.850
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	240.344	0	0	0	0	0	240.344
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	240.344	0	0	0	0	0	240.344
401	03	00	00	Primas	336.903	0	0	0	0	0	336.903
401	03	08	00	Primas de profesionalización a empleados	112.216	0	0	0	0	0	112.216
401	03	09	00	Primas por antigüedad a empleados	120.126	0	0	0	0	0	120.126
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	65.520	0	0	0	0	0	65.520
401	03	47	00	Primas al personal de alto nivel y de dirección	6.281	0	0	0	0	0	6.281
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	3.016	0	0	0	0	0	3.016
401	04	06	00	Complemento a empleados por comisión de servicios	3.016	0	0	0	0	0	3.016
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	441.373	0	0	0	0	0	441.373
401	05	03	00	Bono vacacional a empleados	421.847	0	0	0	0	0	421.847
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.526	0	0	0	0	0	19.526
401	07	00	00	Asistencia socio-económica	2.955	0	0	0	0	0	2.955
401	07	01	00	Capacitación y adiestramiento a empleados	2.955	0	0	0	0	0	2.955
402	00	00	00	**Materiales, suministros y mercancias**	**18.682**	**0**	**0**	0	**0**	0	**18.682**
402	01	00	00	Productos alimenticios y agropecuarios	500	0	0	0	0	0	500
402	01	01	00	Alimentos y bebidas para personas	500	0	0	0	0	0	500
402	05	00	00	Productos de papel, cartón e impresos	5.700	0	0	0	0	0	5.700
402	05	03	00	Productos de papel y cartón para oficina	2.500	0	0	0	0	0	2.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118193 450254000 RACIONALIZACIÓN DE LOS PRODUCTOS DERIVADOS DE HIDROCARBUROS, A TRAVÉS DEL REORDENAMIENTO DEL MERCADO INTERNO PROMOVIENDO EL USO DE GNV Y GLP

OBJETIVO DEL PROYECTO: DESARROLLAR UN PLAN INTEGRAL DE FISCALIZACIÓN PARA RACIONALIZAR LOS RECURSOS ASIGNADOS A LAS EE/SS

UNIDAD DE MEDIDA: ANÁLISIS DE INFORME DE GESTIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COMERCIALIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450254001 REORDENAMIENTO DE LA CADENA DE COMERCIALIZACIÓN DE LOS PRODUCTOS DERIVADOS DE HIDROCARBUROS PROMOVIENDO EL USO DE GLP Y GNV

UNIDAD DE MEDIDA: INSPECCIONES / VISITA **META:** 12

RESPONSABLE/EJECUTOR: MENPET / DGMI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	04	00	Libros, revistas y periódicos	3.200	0	0	0	0	0	3.200
402	06	00	00	Productos químicos y derivados	500	0	0	0	0	0	500
402	06	08	00	Productos plásticos	500	0	0	0	0	0	500
402	10	00	00	Productos varios y útiles diversos	11.982	0	0	0	0	0	11.982
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.482	0	0	0	0	0	1.482
402	10	08	00	Materiales para equipos de computación	10.500	0	0	0	0	0	10.500
403	**00**	**00**	**00**	**Servicios no personales**	**138.882**	**0**	**0**	**0**	**0**	**0**	**138.882**
403	06	00	00	Servicios de transporte y almacenaje	500	0	0	0	0	0	500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	500	0	0	0	0	0	500
403	07	00	00	Servicios de información, impresión y relaciones públicas	500	0	0	0	0	0	500
403	07	02	00	Imprenta y reproducción	500	0	0	0	0	0	500
403	09	00	00	Viáticos y pasajes	110.000	0	0	0	0	0	110.000
403	09	01	00	Viáticos y pasajes dentro del país	70.000	0	0	0	0	0	70.000
403	09	02	00	Viáticos y pasajes fuera del país	40.000	0	0	0	0	0	40.000
403	10	00	00	Servicios profesionales y técnicos	11.000	0	0	0	0	0	11.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	16.882	0	0	0	0	0	16.882
403	18	01	00	Impuesto al valor agregado	16.882	0	0	0	0	0	16.882
				Totales	**1.785.293**	**0**	**0**	**0**	**0**	**0**	**1.785.293**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118193 450254000 RACIONALIZACIÓN DE LOS PRODUCTOS DERIVADOS DE HIDROCARBUROS, A TRAVÉS DEL REORDENAMIENTO DEL MERCADO INTERNO PROMOVIENDO EL USO DE GNV Y GLP

OBJETIVO DEL PROYECTO: DESARROLLAR UN PLAN INTEGRAL DE FISCALIZACIÓN PARA RACIONALIZAR LOS RECURSOS ASIGNADOS A LAS EE/SS

UNIDAD DE MEDIDA: ANÁLISIS DE INFORME DE GESTIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COMERCIALIZACIÓN

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 450254002 ACTUALIZACIÓN DE NORMATIVAS TÉCNICAS Y LEGAL APLICABLE A LAS ACTIVIDADES DE COMERCIALIZACIÓN DE LOS PRODUCTOS DERIVADOS DE HIDROCARBUROS CON EL USO DEL GLP Y GNV

UNIDAD DE MEDIDA: LINEAMIENTO **META:** 2

RESPONSABLE/EJECUTOR: MENPET / DGMI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.262**	**0**	**0**	**0**	**0**	**0**	**9.262**
402	01	00	00	Productos alimenticios y agropecuarios	500	0	0	0	0	0	500
402	01	01	00	Alimentos y bebidas para personas	500	0	0	0	0	0	500
402	05	00	00	Productos de papel, cartón e impresos	1.600	0	0	0	0	0	1.600
402	05	02	00	Envases y cajas de papel y cartón	600	0	0	0	0	0	600
402	05	03	00	Productos de papel y cartón para oficina	1.000	0	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	500	0	0	0	0	0	500
402	06	08	00	Productos plásticos	500	0	0	0	0	0	500
402	10	00	00	Productos varios y útiles diversos	6.662	0	0	0	0	0	6.662
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.662	0	0	0	0	0	1.662
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**109.192**	**0**	**0**	**0**	**0**	**0**	**109.192**
403	06	00	00	Servicios de transporte y almacenaje	500	0	0	0	0	0	500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	500	0	0	0	0	0	500
403	09	00	00	Viáticos y pasajes	90.000	0	0	0	0	0	90.000
403	09	01	00	Viáticos y pasajes dentro del país	70.000	0	0	0	0	0	70.000
403	09	02	00	Viáticos y pasajes fuera del país	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	6.000	0	0	0	0	0	6.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.000	0	0	0	0	0	5.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	12.692	0	0	0	0	0	12.692
403	18	01	00	Impuesto al valor agregado	12.692	0	0	0	0	0	12.692
				Totales	**118.454**	**0**	**0**	**0**	**0**	**0**	**118.454**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118193 450254000 RACIONALIZACIÓN DE LOS PRODUCTOS DERIVADOS DE HIDROCARBUROS, A TRAVÉS DEL REORDENAMIENTO DEL MERCADO INTERNO PROMOVIENDO EL USO DE GNV Y GLP

OBJETIVO DEL PROYECTO: DESARROLLAR UN PLAN INTEGRAL DE FISCALIZACIÓN PARA RACIONALIZAR LOS RECURSOS ASIGNADOS A LAS EE/SS

UNIDAD DE MEDIDA: ANÁLISIS DE INFORME DE GESTIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COMERCIALIZACIÓN

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 450254003 EJECUCIÓN Y SEGUIMIENTO DEL ESQUEMA REGULATORIO DEL SECTOR INDUSTRIAL

UNIDAD DE MEDIDA: CASO ATENDIDO **META:** 12

RESPONSABLE/EJECUTOR: MENPET/ DGMI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.752**	0	0	0	0	0	**6.752**
402	01	00	00	Productos alimenticios y agropecuarios	500	0	0	0	0	0	500
402	01	01	00	Alimentos y bebidas para personas	500	0	0	0	0	0	500
402	05	00	00	Productos de papel, cartón e impresos	500	0	0	0	0	0	500
402	05	03	00	Productos de papel y cartón para oficina	500	0	0	0	0	0	500
402	06	00	00	Productos químicos y derivados	500	0	0	0	0	0	500
402	06	08	00	Productos plásticos	500	0	0	0	0	0	500
402	10	00	00	Productos varios y útiles diversos	5.252	0	0	0	0	0	5.252
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	252	0	0	0	0	0	252
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**52.331**	0	0	0	0	0	**52.331**
403	09	00	00	Viáticos y pasajes	40.000	0	0	0	0	0	40.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	09	02	00	Viáticos y pasajes fuera del país	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	6.000	0	0	0	0	0	6.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.000	0	0	0	0	0	5.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	6.331	0	0	0	0	0	6.331
403	18	01	00	Impuesto al valor agregado	6.331	0	0	0	0	0	6.331
				Totales	**59.083**	**0**	**0**	**0**	**0**	0	**59.083**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118140 450255000 PLAN INTEGRAL PARA GESTIONAR ACCIONES DE FISCALIZACIÓN EN LA RACIONALIZACIÓN DE LOS RECURSOS ECONÓMICOS ASIGNADOS A LAS ESTACIONES DE SERVICIOS, A TRAVÉS DEL REORDENAMIENTO DEL MERCADO INTERNO DE LOS PRODUCTOS DERIVADOS DE HIDROCARBUROS

OBJETIVO DEL PROYECTO: DESARROLLAR UN PLAN INTEGRAL DE FISCALIZACIÓN PARA RACIONALIZAR LOS RECURSOS ASIGNADOS A LAS EE/SS

UNIDAD DE MEDIDA: ANÁLISIS DE INFORME DE GESTIÓN

META: 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MERCADO INTERNO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**966.765**	**0**	**0**	**0**	**0**	**0**	**966.765**
401	01	00	00	Sueldos, salarios y otras retribuciones	335.736	0	0	0	0	0	335.736
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	323.448	0	0	0	0	0	323.448
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	128.257	0	0	0	0	0	128.257
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	128.257	0	0	0	0	0	128.257
401	03	00	00	Primas	238.082	0	0	0	0	0	238.082
401	03	08	00	Primas de profesionalización a empleados	61.437	0	0	0	0	0	61.437
401	03	09	00	Primas por antigüedad a empleados	72.900	0	0	0	0	0	72.900
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	65.520	0	0	0	0	0	65.520
401	03	47	00	Primas al personal de alto nivel y de dirección	5.465	0	0	0	0	0	5.465
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	1.679	0	0	0	0	0	1.679
401	04	06	00	Complemento a empleados por comisión de servicios	1.679	0	0	0	0	0	1.679
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	261.393	0	0	0	0	0	261.393
401	05	03	00	Bono vacacional a empleados	242.029	0	0	0	0	0	242.029
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.364	0	0	0	0	0	19.364
401	07	00	00	Asistencia socio-económica	1.618	0	0	0	0	0	1.618
401	07	01	00	Capacitación y adiestramiento a empleados	1.618	0	0	0	0	0	1.618
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**34.572**	**0**	**0**	**0**	**0**	**0**	**34.572**
402	01	00	00	Productos alimenticios y agropecuarios	3.000	0	0	0	0	0	3.000
402	01	01	00	Alimentos y bebidas para personas	3.000	0	0	0	0	0	3.000
402	05	00	00	Productos de papel, cartón e impresos	5.700	0	0	0	0	0	5.700
402	05	03	00	Productos de papel y cartón para oficina	2.500	0	0	0	0	0	2.500
402	05	04	00	Libros, revistas y periódicos	3.200	0	0	0	0	0	3.200
402	06	00	00	Productos químicos y derivados	3.000	0	0	0	0	0	3.000
402	06	08	00	Productos plásticos	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	22.872	0	0	0	0	0	22.872

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118140 450255000 PLAN INTEGRAL PARA GESTIONAR ACCIONES DE FISCALIZACIÓN EN LA RACIONALIZACIÓN DE LOS RECURSOS ECONÓMICOS ASIGNADOS A LAS ESTACIONES DE SERVICIOS, A TRAVÉS DEL REORDENAMIENTO DEL MERCADO INTERNO DE LOS PRODUCTOS DERIVADOS DE HIDROCARBUROS

OBJETIVO DEL PROYECTO: DESARROLLAR UN PLAN INTEGRAL DE FISCALIZACIÓN PARA RACIONALIZAR LOS RECURSOS ASIGNADOS A LAS EE/SS

UNIDAD DE MEDIDA: ANÁLISIS DE INFORME DE GESTIÓN

META: 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MERCADO INTERNO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.872	0	0	0	0	0	2.872
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**144.998**	**0**	**0**	**0**	**0**	**0**	**144.998**
403	06	00	00	Servicios de transporte y almacenaje	3.400	0	0	0	0	0	3.400
403	06	01	00	Fletes y embalajes	600	0	0	0	0	0	600
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.800	0	0	0	0	0	2.800
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
403	09	02	00	Viáticos y pasajes fuera del país	40.000	0	0	0	0	0	40.000
403	10	00	00	Servicios profesionales y técnicos	12.500	0	0	0	0	0	12.500
403	10	07	00	Servicios de capacitación y adiestramiento	12.500	0	0	0	0	0	12.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.000	0	0	0	0	0	3.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.000	0	0	0	0	0	3.000
403	18	00	00	Impuestos indirectos	20.098	0	0	0	0	0	20.098
403	18	01	00	Impuesto al valor agregado	20.098	0	0	0	0	0	20.098
403	99	00	00	Otros servicios no personales	6.000	0	0	0	0	0	6.000
403	99	01	00	Otros servicios no personales	6.000	0	0	0	0	0	6.000
404	**00**	**00**	**00**	**Activos reales**	**8.000**	**0**	**0**	**0**	**0**	**0**	**8.000**
404	01	00	00	Repuestos y reparaciones mayores	8.000	0	0	0	0	0	8.000
404	01	01	00	Repuestos mayores	2.000	0	0	0	0	0	2.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.000	0	0	0	0	0	2.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	6.000	0	0	0	0	0	6.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	6.000	0	0	0	0	0	6.000
				Totales	**1.154.335**	**0**	**0**	**0**	**0**	**0**	**1.154.335**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118140 450255000 PLAN INTEGRAL PARA GESTIONAR ACCIONES DE FISCALIZACIÓN EN LA RACIONALIZACIÓN DE LOS RECURSOS ECONÓMICOS ASIGNADOS A LAS ESTACIONES DE SERVICIOS, A TRAVÉS DEL REORDENAMIENTO DEL MERCADO INTERNO DE LOS PRODUCTOS DERIVADOS DE HIDROCARBUROS

OBJETIVO DEL PROYECTO: DESARROLLAR UN PLAN INTEGRAL DE FISCALIZACIÓN PARA RACIONALIZAR LOS RECURSOS ASIGNADOS A LAS EE/SS

UNIDAD DE MEDIDA: ANÁLISIS DE INFORME DE GESTIÓN

META: 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MERCADO INTERNO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118140 450255000 PLAN INTEGRAL PARA GESTIONAR ACCIONES DE FISCALIZACIÓN EN LA RACIONALIZACIÓN DE LOS RECURSOS ECONÓMICOS ASIGNADOS A LAS ESTACIONES DE SERVICIOS, A TRAVÉS DEL REORDENAMIENTO DEL MERCADO INTERNO DE LOS PRODUCTOS DERIVADOS DE HIDROCARBUROS

OBJETIVO DEL PROYECTO: DESARROLLAR UN PLAN INTEGRAL DE FISCALIZACIÓN PARA RACIONALIZAR LOS RECURSOS ASIGNADOS A LAS EE/SS

UNIDAD DE MEDIDA: ANÁLISIS DE INFORME DE GESTIÓN **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MERCADO INTERNO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450255001 REALIZAR INSPECCIONES A LAS EE/SS QUE PERMITAN ESTABLECER UN DIAGNÓSTICO EN CUANTO A INFRAESTRUCTURA, OPERATIVIDAD Y CALIDAD DE SERVICIO

UNIDAD DE MEDIDA: INSPECCIONES / VISITA **META:** 30

RESPONSABLE/EJECUTOR: MEMPET / DGMI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**966.765**	**0**	**0**	**0**	**0**	**0**	**966.765**
401	01	00	00	Sueldos, salarios y otras retribuciones	335.736	0	0	0	0	0	335.736
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	323.448	0	0	0	0	0	323.448
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	128.257	0	0	0	0	0	128.257
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	128.257	0	0	0	0	0	128.257
401	03	00	00	Primas	238.082	0	0	0	0	0	238.082
401	03	08	00	Primas de profesionalización a empleados	61.437	0	0	0	0	0	61.437
401	03	09	00	Primas por antigüedad a empleados	72.900	0	0	0	0	0	72.900
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	65.520	0	0	0	0	0	65.520
401	03	47	00	Primas al personal de alto nivel y de dirección	5.465	0	0	0	0	0	5.465
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	1.679	0	0	0	0	0	1.679
401	04	06	00	Complemento a empleados por comisión de servicios	1.679	0	0	0	0	0	1.679
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	261.393	0	0	0	0	0	261.393
401	05	03	00	Bono vacacional a empleados	242.029	0	0	0	0	0	242.029
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.364	0	0	0	0	0	19.364
401	07	00	00	Asistencia socio-económica	1.618	0	0	0	0	0	1.618
401	07	01	00	Capacitación y adiestramiento a empleados	1.618	0	0	0	0	0	1.618
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.626**	**0**	**0**	**0**	**0**	**0**	**8.626**
402	01	00	00	Productos alimenticios y agropecuarios	1.000	0	0	0	0	0	1.000
402	01	01	00	Alimentos y bebidas para personas	1.000	0	0	0	0	0	1.000
402	05	00	00	Productos de papel, cartón e impresos	1.000	0	0	0	0	0	1.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118140 450255000 PLAN INTEGRAL PARA GESTIONAR ACCIONES DE FISCALIZACIÓN EN LA RACIONALIZACIÓN DE LOS RECURSOS ECONÓMICOS ASIGNADOS A LAS ESTACIONES DE SERVICIOS, A TRAVÉS DEL REORDENAMIENTO DEL MERCADO INTERNO DE LOS PRODUCTOS DERIVADOS DE HIDROCARBUROS

OBJETIVO DEL PROYECTO: DESARROLLAR UN PLAN INTEGRAL DE FISCALIZACIÓN PARA RACIONALIZAR LOS RECURSOS ASIGNADOS A LAS EE/SS

UNIDAD DE MEDIDA: ANÁLISIS DE INFORME DE GESTIÓN **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MERCADO INTERNO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450255001 REALIZAR INSPECCIONES A LAS EE/SS QUE PERMITAN ESTABLECER UN DIAGNÓSTICO EN CUANTO A INFRAESTRUCTURA, OPERATIVIDAD Y CALIDAD DE SERVICIO

UNIDAD DE MEDIDA: INSPECCIONES / VISITA **META:** 30

RESPONSABLE/EJECUTOR: MEMPET / DGMI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	1.000	0	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	1.000	0	0	0	0	0	1.000
402	06	08	00	Productos plásticos	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	5.626	0	0	0	0	0	5.626
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	626	0	0	0	0	0	626
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**44.888**	**0**	**0**	**0**	**0**	**0**	**44.888**
403	06	00	00	Servicios de transporte y almacenaje	600	0	0	0	0	0	600
403	06	01	00	Fletes y embalajes	300	0	0	0	0	0	300
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	300	0	0	0	0	0	300
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	09	02	00	Viáticos y pasajes fuera del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.000	0	0	0	0	0	5.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.000	0	0	0	0	0	2.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.000	0	0	0	0	0	2.000
403	18	00	00	Impuestos indirectos	5.788	0	0	0	0	0	5.788
403	18	01	00	Impuesto al valor agregado	5.788	0	0	0	0	0	5.788
403	99	00	00	Otros servicios no personales	1.500	0	0	0	0	0	1.500
403	99	01	00	Otros servicios no personales	1.500	0	0	0	0	0	1.500
404	**00**	**00**	**00**	**Activos reales**	**500**	**0**	**0**	**0**	**0**	**0**	**500**
404	01	00	00	Repuestos y reparaciones mayores	500	0	0	0	0	0	500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118140 450255000 PLAN INTEGRAL PARA GESTIONAR ACCIONES DE FISCALIZACIÓN EN LA RACIONALIZACIÓN DE LOS RECURSOS ECONÓMICOS ASIGNADOS A LAS ESTACIONES DE SERVICIOS, A TRAVÉS DEL REORDENAMIENTO DEL MERCADO INTERNO DE LOS PRODUCTOS DERIVADOS DE HIDROCARBUROS

OBJETIVO DEL PROYECTO: DESARROLLAR UN PLAN INTEGRAL DE FISCALIZACIÓN PARA RACIONALIZAR LOS RECURSOS ASIGNADOS A LAS EE/SS

UNIDAD DE MEDIDA: ANÁLISIS DE INFORME DE GESTIÓN **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MERCADO INTERNO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450255001 REALIZAR INSPECCIONES A LAS EE/SS QUE PERMITAN ESTABLECER UN DIAGNÓSTICO EN CUANTO A INFRAESTRUCTURA, OPERATIVIDAD Y CALIDAD DE SERVICIO

UNIDAD DE MEDIDA: INSPECCIONES / VISITA **META:** 30

RESPONSABLE/EJECUTOR: MEMPET / DGMI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	00	Repuestos mayores	500	0	0	0	0	0	500
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	500	0	0	0	0	0	500
				Totales	**1.020.779**	**0**	**0**	**0**	**0**	**0**	**1.020.779**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118140 450255000 PLAN INTEGRAL PARA GESTIONAR ACCIONES DE FISCALIZACIÓN EN LA RACIONALIZACIÓN DE LOS RECURSOS ECONÓMICOS ASIGNADOS A LAS ESTACIONES DE SERVICIOS, A TRAVÉS DEL REORDENAMIENTO DEL MERCADO INTERNO DE LOS PRODUCTOS DERIVADOS DE HIDROCARBUROS

OBJETIVO DEL PROYECTO: DESARROLLAR UN PLAN INTEGRAL DE FISCALIZACIÓN PARA RACIONALIZAR LOS RECURSOS ASIGNADOS A LAS EE/SS

UNIDAD DE MEDIDA: ANÁLISIS DE INFORME DE GESTIÓN **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MERCADO INTERNO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450255002 EVALUACIÓN DE LOS RESULTADOS OBTENIDOS EN LAS GESTIONES DE FISCALIZACIÓN

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 2

RESPONSABLE/EJECUTOR: MEMPET / DGMI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.888**	**0**	**0**	**0**	**0**	**0**	**12.888**
402	01	00	00	Productos alimenticios y agropecuarios	1.000	0	0	0	0	0	1.000
402	01	01	00	Alimentos y bebidas para personas	1.000	0	0	0	0	0	1.000
402	05	00	00	Productos de papel, cartón e impresos	4.200	0	0	0	0	0	4.200
402	05	03	00	Productos de papel y cartón para oficina	1.000	0	0	0	0	0	1.000
402	05	04	00	Libros, revistas y periódicos	3.200	0	0	0	0	0	3.200
402	06	00	00	Productos químicos y derivados	1.000	0	0	0	0	0	1.000
402	06	08	00	Productos plásticos	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	6.688	0	0	0	0	0	6.688
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.688	0	0	0	0	0	1.688
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**44.503**	**0**	**0**	**0**	**0**	**0**	**44.503**
403	06	00	00	Servicios de transporte y almacenaje	800	0	0	0	0	0	800
403	06	01	00	Fletes y embalajes	300	0	0	0	0	0	300
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	500	0	0	0	0	0	500
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	09	02	00	Viáticos y pasajes fuera del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.000	0	0	0	0	0	5.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.000	0	0	0	0	0	1.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	6.203	0	0	0	0	0	6.203

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118140 450255000 PLAN INTEGRAL PARA GESTIONAR ACCIONES DE FISCALIZACIÓN EN LA RACIONALIZACIÓN DE LOS RECURSOS ECONÓMICOS ASIGNADOS A LAS ESTACIONES DE SERVICIOS, A TRAVÉS DEL REORDENAMIENTO DEL MERCADO INTERNO DE LOS PRODUCTOS DERIVADOS DE HIDROCARBUROS

OBJETIVO DEL PROYECTO: DESARROLLAR UN PLAN INTEGRAL DE FISCALIZACIÓN PARA RACIONALIZAR LOS RECURSOS ASIGNADOS A LAS EE/SS

UNIDAD DE MEDIDA: ANÁLISIS DE INFORME DE GESTIÓN **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MERCADO INTERNO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450255002 EVALUACIÓN DE LOS RESULTADOS OBTENIDOS EN LAS GESTIONES DE FISCALIZACIÓN

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 2

RESPONSABLE/EJECUTOR: MEMPET / DGMI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	6.203	0	0	0	0	0	6.203
403	99	00	00	Otros servicios no personales	1.500	0	0	0	0	0	1.500
403	99	01	00	Otros servicios no personales	1.500	0	0	0	0	0	1.500
404	**00**	**00**	**00**	**Activos reales**	**500**	**0**	**0**	**0**	**0**	**0**	**500**
404	01	00	00	Repuestos y reparaciones mayores	500	0	0	0	0	0	500
404	01	01	00	Repuestos mayores	500	0	0	0	0	0	500
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	500	0	0	0	0	0	500
				Totales	**57.891**	**0**	**0**	**0**	**0**	**0**	**57.891**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118140 450255000 PLAN INTEGRAL PARA GESTIONAR ACCIONES DE FISCALIZACIÓN EN LA RACIONALIZACIÓN DE LOS RECURSOS ECONÓMICOS ASIGNADOS A LAS ESTACIONES DE SERVICIOS, A TRAVÉS DEL REORDENAMIENTO DEL MERCADO INTERNO DE LOS PRODUCTOS DERIVADOS DE HIDROCARBUROS

OBJETIVO DEL PROYECTO: DESARROLLAR UN PLAN INTEGRAL DE FISCALIZACIÓN PARA RACIONALIZAR LOS RECURSOS ASIGNADOS A LAS EE/SS

UNIDAD DE MEDIDA: ANÁLISIS DE INFORME DE GESTIÓN **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MERCADO INTERNO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450255003 IMPLEMENTACIÓN DE CORRECTIVOS E INSTRUCCIONES A LAS EE/SS

UNIDAD DE MEDIDA: OFICIO **META:** 5

RESPONSABLE/EJECUTOR: MENEPT / DGMI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.058**	**0**	**0**	**0**	**0**	0	**8.058**
402	01	00	00	Productos alimenticios y agropecuarios	1.000	0	0	0	0	0	1.000
402	01	01	00	Alimentos y bebidas para personas	1.000	0	0	0	0	0	1.000
402	05	00	00	Productos de papel, cartón e impresos	500	0	0	0	0	0	500
402	05	03	00	Productos de papel y cartón para oficina	500	0	0	0	0	0	500
402	06	00	00	Productos químicos y derivados	1.000	0	0	0	0	0	1.000
402	06	08	00	Productos plásticos	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	5.558	0	0	0	0	0	5.558
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	558	0	0	0	0	0	558
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**27.907**	**0**	**0**	**0**	**0**	0	**27.907**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	09	02	00	Viáticos y pasajes fuera del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	1.500	0	0	0	0	0	1.500
403	10	07	00	Servicios de capacitación y adiestramiento	1.500	0	0	0	0	0	1.500
403	18	00	00	Impuestos indirectos	3.907	0	0	0	0	0	3.907
403	18	01	00	Impuesto al valor agregado	3.907	0	0	0	0	0	3.907
403	99	00	00	Otros servicios no personales	1.500	0	0	0	0	0	1.500
403	99	01	00	Otros servicios no personales	1.500	0	0	0	0	0	1.500
404	**00**	**00**	**00**	**Activos reales**	**500**	**0**	**0**	**0**	**0**	0	**500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118140 450255000 PLAN INTEGRAL PARA GESTIONAR ACCIONES DE FISCALIZACIÓN EN LA RACIONALIZACIÓN DE LOS RECURSOS ECONÓMICOS ASIGNADOS A LAS ESTACIONES DE SERVICIOS, A TRAVÉS DEL REORDENAMIENTO DEL MERCADO INTERNO DE LOS PRODUCTOS DERIVADOS DE HIDROCARBUROS

OBJETIVO DEL PROYECTO: DESARROLLAR UN PLAN INTEGRAL DE FISCALIZACIÓN PARA RACIONALIZAR LOS RECURSOS ASIGNADOS A LAS EE/SS

UNIDAD DE MEDIDA: ANÁLISIS DE INFORME DE GESTIÓN **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MERCADO INTERNO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450255003 IMPLEMENTACIÓN DE CORRECTIVOS E INSTRUCCIONES A LAS EE/SS

UNIDAD DE MEDIDA: OFICIO **META:** 5

RESPONSABLE/EJECUTOR: MENEPT / DGMI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	500	0	0	0	0	0	500
404	01	01	00	Repuestos mayores	500	0	0	0	0	0	500
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	500	0	0	0	0	0	500
				Totales	**36.465**	0	0	0	0	0	**36.465**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118140 450255000 PLAN INTEGRAL PARA GESTIONAR ACCIONES DE FISCALIZACIÓN EN LA RACIONALIZACIÓN DE LOS RECURSOS ECONÓMICOS ASIGNADOS A LAS ESTACIONES DE SERVICIOS, A TRAVÉS DEL REORDENAMIENTO DEL MERCADO INTERNO DE LOS PRODUCTOS DERIVADOS DE HIDROCARBUROS

OBJETIVO DEL PROYECTO: DESARROLLAR UN PLAN INTEGRAL DE FISCALIZACIÓN PARA RACIONALIZAR LOS RECURSOS ASIGNADOS A LAS EE/SS

UNIDAD DE MEDIDA: ANÁLISIS DE INFORME DE GESTIÓN **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MERCADO INTERNO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450255004 RACIONALIZACIÓN Y CONTROL DEL SUMINISTRO Y CONSUMO DE AVIACIÓN EN EL MERCADO INTERNO

UNIDAD DE MEDIDA: CASO **META:** 4

RESPONSABLE/EJECUTOR: MEMPET / DGMI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.000**	**0**	**0**	**0**	**0**	0	**5.000**
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**27.700**	**0**	**0**	**0**	**0**	0	**27.700**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	09	02	00	Viáticos y pasajes fuera del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	1.000	0	0	0	0	0	1.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	4.200	0	0	0	0	0	4.200
403	18	01	00	Impuesto al valor agregado	4.200	0	0	0	0	0	4.200
403	99	00	00	Otros servicios no personales	1.500	0	0	0	0	0	1.500
403	99	01	00	Otros servicios no personales	1.500	0	0	0	0	0	1.500
404	**00**	**00**	**00**	**Activos reales**	**6.500**	**0**	**0**	**0**	**0**	0	**6.500**
404	01	00	00	Repuestos y reparaciones mayores	6.500	0	0	0	0	0	6.500
404	01	01	00	Repuestos mayores	500	0	0	0	0	0	500
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	500	0	0	0	0	0	500
404	01	02	00	Reparaciones mayores de maquinaria y equipos	6.000	0	0	0	0	0	6.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	6.000	0	0	0	0	0	6.000
				Totales	**39.200**	**0**	**0**	**0**	**0**	0	**39.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118270 450256000 REORDENAMIENTO Y ACTUALIZACIÓN EN LA GESTIÓN Y ADMINISTRACIÓN DE DERECHOS MINEROS

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS DE TRAMITACIÓN, SEGUIMIENTO Y CONTROL A TODAS LAS SOLICITUDES DE DERECHO MINERO, MEDIANTE LA ACTUALIZACIÓN DEL CATASTRO MINERO NACIONAL, EL CONTROL DE LOS INVENTARIOS DE BIENES AFECTOS A LOS DERECHOS MINEROS Y BRINDAR LA ASISTENCIA TÉCNICA A PROYECTOS MINEROS, EN EL MARCO DE LA LEY DE MINAS Y SU REGLAMENTO GENERAL.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 120

PRESUPUESTO: 2013

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONCESIONES MINERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**843.651**	**0**	**0**	**0**	**0**	**0**	**843.651**
401	01	00	00	Sueldos, salarios y otras retribuciones	290.874	0	0	0	0	0	290.874
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	278.586	0	0	0	0	0	278.586
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	89.246	0	0	0	0	0	89.246
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	89.246	0	0	0	0	0	89.246
401	03	00	00	Primas	230.831	0	0	0	0	0	230.831
401	03	08	00	Primas de profesionalización a empleados	53.106	0	0	0	0	0	53.106
401	03	09	00	Primas por antigüedad a empleados	73.164	0	0	0	0	0	73.164
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	65.520	0	0	0	0	0	65.520
401	03	47	00	Primas al personal de alto nivel y de dirección	6.281	0	0	0	0	0	6.281
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	1.455	0	0	0	0	0	1.455
401	04	06	00	Complemento a empleados por comisión de servicios	1.455	0	0	0	0	0	1.455
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	229.852	0	0	0	0	0	229.852
401	05	03	00	Bono vacacional a empleados	210.326	0	0	0	0	0	210.326
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.526	0	0	0	0	0	19.526
401	07	00	00	Asistencia socio-económica	1.393	0	0	0	0	0	1.393
401	07	01	00	Capacitación y adiestramiento a empleados	1.393	0	0	0	0	0	1.393
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**227.600**	**0**	**0**	**0**	**0**	**0**	**227.600**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	03	00	00	Textiles y vestuarios	28.600	0	0	0	0	0	28.600
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
402	03	03	00	Calzados	13.600	0	0	0	0	0	13.600
402	05	00	00	Productos de papel, cartón e impresos	51.000	0	0	0	0	0	51.000
402	05	01	00	Pulpa de madera, papel y cartón	11.000	0	0	0	0	0	11.000
402	05	02	00	Envases y cajas de papel y cartón	6.000	0	0	0	0	0	6.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118270 450256000 REORDENAMIENTO Y ACTUALIZACIÓN EN LA GESTIÓN Y ADMINISTRACIÓN DE DERECHOS MINEROS

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS DE TRAMITACIÓN, SEGUIMIENTO Y CONTROL A TODAS LAS SOLICITUDES DE DERECHO MINERO, MEDIANTE LA ACTUALIZACIÓN DEL CATASTRO MINERO NACIONAL, EL CONTROL DE LOS INVENTARIOS DE BIENES AFECTOS A LOS DERECHOS MINEROS Y BRINDAR LA ASISTENCIA TÉCNICA A PROYECTOS MINEROS, EN EL MARCO DE LA LEY DE MINAS Y SU REGLAMENTO GENERAL.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 120

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONCESIONES MINERAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	23.000	0	0	0	0	0	23.000
402	05	04	00	Libros, revistas y periódicos	4.000	0	0	0	0	0	4.000
402	05	06	00	Productos de papel y cartón para computación	7.000	0	0	0	0	0	7.000
402	06	00	00	Productos químicos y derivados	15.000	0	0	0	0	0	15.000
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	0	5.000
402	06	08	00	Productos plásticos	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	123.000	0	0	0	0	0	123.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	0	15.000
402	10	07	00	Productos de seguridad en el trabajo	15.000	0	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	90.000	0	0	0	0	0	90.000
402	10	11	00	Materiales eléctricos	3.000	0	0	0	0	0	3.000
403	**00**	**00**	**00**	**Servicios no personales**	**137.889**	**0**	**0**	**0**	**0**	**0**	**137.889**
403	06	00	00	Servicios de transporte y almacenaje	2.000	0	0	0	0	0	2.000
403	06	01	00	Fletes y embalajes	2.000	0	0	0	0	0	2.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.000	0	0	0	0	0	1.000
403	07	02	00	Imprenta y reproducción	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	64.000	0	0	0	0	0	64.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
403	09	02	00	Viáticos y pasajes fuera del país	4.000	0	0	0	0	0	4.000
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	0	20.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	40.889	0	0	0	0	0	40.889
403	18	01	00	Impuesto al valor agregado	40.889	0	0	0	0	0	40.889
404	**00**	**00**	**00**	**Activos reales**	**16.140**	**0**	**0**	**0**	**0**	**0**	**16.140**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.140	0	0	0	0	0	1.140
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.140	0	0	0	0	0	1.140

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118270 450256000 REORDENAMIENTO Y ACTUALIZACIÓN EN LA GESTIÓN Y ADMINISTRACIÓN DE DERECHOS MINEROS

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS DE TRAMITACIÓN, SEGUIMIENTO Y CONTROL A TODAS LAS SOLICITUDES DE DERECHO MINERO, MEDIANTE LA ACTUALIZACIÓN DEL CATASTRO MINERO NACIONAL, EL CONTROL DE LOS INVENTARIOS DE BIENES AFECTOS A LOS DERECHOS MINEROS Y BRINDAR LA ASISTENCIA TÉCNICA A PROYECTOS MINEROS, EN EL MARCO DE LA LEY DE MINAS Y SU REGLAMENTO GENERAL.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 120

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONCESIONES MINERAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
404	05	01	00	Equipos de telecomunicaciones	10.000	0	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
404	09	02	00	Equipos de computación	5.000	0	0	0	0	0	5.000
				Totales	**1.225.280**	**0**	**0**	**0**	**0**	**0**	**1.225.280**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118270 450256000 REORDENAMIENTO Y ACTUALIZACIÓN EN LA GESTIÓN Y ADMINISTRACIÓN DE DERECHOS MINEROS

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS DE TRAMITACIÓN, SEGUIMIENTO Y CONTROL A TODAS LAS SOLICITUDES DE DERECHO MINERO, MEDIANTE LA ACTUALIZACIÓN DEL CATASTRO MINERO NACIONAL, EL CONTROL DE LOS INVENTARIOS DE BIENES AFECTOS A LOS DERECHOS MINEROS Y BRINDAR LA ASISTENCIA TÉCNICA A PROYECTOS MINEROS, EN EL MARCO DE LA LEY DE MINAS Y SU REGLAMENTO GENERAL.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 120

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONCESIONES MINERAS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118270 450256000 REORDENAMIENTO Y ACTUALIZACIÓN EN LA GESTIÓN Y ADMINISTRACIÓN DE DERECHOS MINEROS

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS DE TRAMITACIÓN, SEGUIMIENTO Y CONTROL A TODAS LAS SOLICITUDES DE DERECHO MINERO, MEDIANTE LA ACTUALIZACIÓN DEL CATASTRO MINERO NACIONAL, EL CONTROL DE LOS INVENTARIOS DE BIENES AFECTOS A LOS DERECHOS MINEROS Y BRINDAR LA ASISTENCIA TÉCNICA A PROYECTOS MINEROS, EN EL MARCO DE LA LEY DE MINAS Y SU REGLAMENTO GENERAL.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 120

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONCESIONES MINERAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450256001 CONTROL Y SEGUIMIENTO ADMINISTRATIVO DE LOS BIENES AFECTOS A LAS CONCESIONES Y DEMÁS DERECHOS MINEROS.

UNIDAD DE MEDIDA: REGISTROS ACTUALIZADOS **META:** 24

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**123.100**	0	0	0	0	0	**123.100**
402	01	00	00	Productos alimenticios y agropecuarios	5.000	0	0	0	0	0	5.000
402	01	01	00	Alimentos y bebidas para personas	5.000	0	0	0	0	0	5.000
402	03	00	00	Textiles y vestuarios	23.600	0	0	0	0	0	23.600
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	0	10.000
402	03	03	00	Calzados	13.600	0	0	0	0	0	13.600
402	05	00	00	Productos de papel, cartón e impresos	37.000	0	0	0	0	0	37.000
402	05	01	00	Pulpa de madera, papel y cartón	11.000	0	0	0	0	0	11.000
402	05	02	00	Envases y cajas de papel y cartón	6.000	0	0	0	0	0	6.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	12.500	0	0	0	0	0	12.500
402	06	03	00	Tintas, pinturas y colorantes	2.500	0	0	0	0	0	2.500
402	06	08	00	Productos plásticos	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	45.000	0	0	0	0	0	45.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**81.972**	0	0	0	0	0	**81.972**
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	21.972	0	0	0	0	0	21.972
403	18	01	00	Impuesto al valor agregado	21.972	0	0	0	0	0	21.972

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118270 450256000 REORDENAMIENTO Y ACTUALIZACIÓN EN LA GESTIÓN Y ADMINISTRACIÓN DE DERECHOS MINEROS

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS DE TRAMITACIÓN, SEGUIMIENTO Y CONTROL A TODAS LAS SOLICITUDES DE DERECHO MINERO, MEDIANTE LA ACTUALIZACIÓN DEL CATASTRO MINERO NACIONAL, EL CONTROL DE LOS INVENTARIOS DE BIENES AFECTOS A LOS DERECHOS MINEROS Y BRINDAR LA ASISTENCIA TÉCNICA A PROYECTOS MINEROS, EN EL MARCO DE LA LEY DE MINAS Y SU REGLAMENTO GENERAL.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 120

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONCESIONES MINERAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450256001 CONTROL Y SEGUIMIENTO ADMINISTRATIVO DE LOS BIENES AFECTOS A LAS CONCESIONES Y DEMÁS DERECHOS MINEROS.

UNIDAD DE MEDIDA: REGISTROS ACTUALIZADOS **META:** 24

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**205.072**	**0**	**0**	**0**	**0**	**0**	**205.072**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118270 450256000 REORDENAMIENTO Y ACTUALIZACIÓN EN LA GESTIÓN Y ADMINISTRACIÓN DE DERECHOS MINEROS

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS DE TRAMITACIÓN, SEGUIMIENTO Y CONTROL A TODAS LAS SOLICITUDES DE DERECHO MINERO, MEDIANTE LA ACTUALIZACIÓN DEL CATASTRO MINERO NACIONAL, EL CONTROL DE LOS INVENTARIOS DE BIENES AFECTOS A LOS DERECHOS MINEROS Y BRINDAR LA ASISTENCIA TÉCNICA A PROYECTOS MINEROS, EN EL MARCO DE LA LEY DE MINAS Y SU REGLAMENTO GENERAL.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 120

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONCESIONES MINERAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450256002 REORGANIZACIÓN Y DEPURACIÓN DEL FONDO DOCUMENTAL, CONTENIDOS EN LOS ARCHIVOS DE EXPEDIENTES ADMINISTRATIVOS DE DERECHOS MINEROS Y ANEXOS.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 6

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**843.651**	**0**	**0**	**0**	**0**	0	**843.651**
401	01	00	00	Sueldos, salarios y otras retribuciones	290.874	0	0	0	0	0	290.874
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	278.586	0	0	0	0	0	278.586
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	89.246	0	0	0	0	0	89.246
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	89.246	0	0	0	0	0	89.246
401	03	00	00	Primas	230.831	0	0	0	0	0	230.831
401	03	08	00	Primas de profesionalización a empleados	53.106	0	0	0	0	0	53.106
401	03	09	00	Primas por antigüedad a empleados	73.164	0	0	0	0	0	73.164
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	65.520	0	0	0	0	0	65.520
401	03	47	00	Primas al personal de alto nivel y de dirección	6.281	0	0	0	0	0	6.281
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	1.455	0	0	0	0	0	1.455
401	04	06	00	Complemento a empleados por comisión de servicios	1.455	0	0	0	0	0	1.455
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	229.852	0	0	0	0	0	229.852
401	05	03	00	Bono vacacional a empleados	210.326	0	0	0	0	0	210.326
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.526	0	0	0	0	0	19.526
401	07	00	00	Asistencia socio-económica	1.393	0	0	0	0	0	1.393
401	07	01	00	Capacitación y adiestramiento a empleados	1.393	0	0	0	0	0	1.393
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**32.500**	**0**	**0**	**0**	**0**	0	**32.500**
402	01	00	00	Productos alimenticios y agropecuarios	5.000	0	0	0	0	0	5.000
402	01	01	00	Alimentos y bebidas para personas	5.000	0	0	0	0	0	5.000
402	03	00	00	Textiles y vestuarios	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118270 450256000 REORDENAMIENTO Y ACTUALIZACIÓN EN LA GESTIÓN Y ADMINISTRACIÓN DE DERECHOS MINEROS

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS DE TRAMITACIÓN, SEGUIMIENTO Y CONTROL A TODAS LAS SOLICITUDES DE DERECHO MINERO, MEDIANTE LA ACTUALIZACIÓN DEL CATASTRO MINERO NACIONAL, EL CONTROL DE LOS INVENTARIOS DE BIENES AFECTOS A LOS DERECHOS MINEROS Y BRINDAR LA ASISTENCIA TÉCNICA A PROYECTOS MINEROS, EN EL MARCO DE LA LEY DE MINAS Y SU REGLAMENTO GENERAL.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 120

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONCESIONES MINERAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450256002 REORGANIZACIÓN Y DEPURACIÓN DEL FONDO DOCUMENTAL, CONTENIDOS EN LOS ARCHIVOS DE EXPEDIENTES ADMINISTRATIVOS DE DERECHOS MINEROS Y ANEXOS.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 6

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	02	00	Prendas de vestir	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	7.000	0	0	0	0	0	7.000
402	05	03	00	Productos de papel y cartón para oficina	3.000	0	0	0	0	0	3.000
402	05	04	00	Libros, revistas y periódicos	4.000	0	0	0	0	0	4.000
402	06	00	00	Productos químicos y derivados	2.500	0	0	0	0	0	2.500
402	06	03	00	Tintas, pinturas y colorantes	2.500	0	0	0	0	0	2.500
402	10	00	00	Productos varios y útiles diversos	13.000	0	0	0	0	0	13.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	07	00	Productos de seguridad en el trabajo	5.000	0	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	3.000	0	0	0	0	0	3.000
403	**00**	**00**	**00**	**Servicios no personales**	**13.980**	**0**	**0**	**0**	**0**	0	**13.980**
403	09	00	00	Viáticos y pasajes	4.000	0	0	0	0	0	4.000
403	09	02	00	Viáticos y pasajes fuera del país	4.000	0	0	0	0	0	4.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	4.980	0	0	0	0	0	4.980
403	18	01	00	Impuesto al valor agregado	4.980	0	0	0	0	0	4.980
				Totales	**890.131**	**0**	**0**	**0**	**0**	0	**890.131**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118270 450256000 REORDENAMIENTO Y ACTUALIZACIÓN EN LA GESTIÓN Y ADMINISTRACIÓN DE DERECHOS MINEROS

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS DE TRAMITACIÓN, SEGUIMIENTO Y CONTROL A TODAS LAS SOLICITUDES DE DERECHO MINERO, MEDIANTE LA ACTUALIZACIÓN DEL CATASTRO MINERO NACIONAL, EL CONTROL DE LOS INVENTARIOS DE BIENES AFECTOS A LOS DERECHOS MINEROS Y BRINDAR LA ASISTENCIA TÉCNICA A PROYECTOS MINEROS, EN EL MARCO DE LA LEY DE MINAS Y SU REGLAMENTO GENERAL.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 120

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONCESIONES MINERAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450256003 GESTIÓN Y SEGUIMIENTO DE LOS TRÁMITES Y PROCEDIMIENTOS RELATIVOS A LA ADMINISTRACIÓN DE DERECHOS MINEROS.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 120

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
402	10	00	00	Productos varios y útiles diversos	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**33.760**	**0**	**0**	**0**	**0**	**0**	**33.760**
403	06	00	00	Servicios de transporte y almacenaje	2.000	0	0	0	0	0	2.000
403	06	01	00	Fletes y embalajes	2.000	0	0	0	0	0	2.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.000	0	0	0	0	0	1.000
403	07	02	00	Imprenta y reproducción	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	5.760	0	0	0	0	0	5.760
403	18	01	00	Impuesto al valor agregado	5.760	0	0	0	0	0	5.760
				Totales	**53.760**	**0**	**0**	**0**	**0**	**0**	**53.760**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118270 450256000 REORDENAMIENTO Y ACTUALIZACIÓN EN LA GESTIÓN Y ADMINISTRACIÓN DE DERECHOS MINEROS

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS DE TRAMITACIÓN, SEGUIMIENTO Y CONTROL A TODAS LAS SOLICITUDES DE DERECHO MINERO, MEDIANTE LA ACTUALIZACIÓN DEL CATASTRO MINERO NACIONAL, EL CONTROL DE LOS INVENTARIOS DE BIENES AFECTOS A LOS DERECHOS MINEROS Y BRINDAR LA ASISTENCIA TÉCNICA A PROYECTOS MINEROS, EN EL MARCO DE LA LEY DE MINAS Y SU REGLAMENTO GENERAL.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 120

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONCESIONES MINERAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450256004 ADMINISTRACIÓN DE LA BASE DE DATOS DEL CATASTRO MINERO NACIONAL, MEDIANTE LA ACTUALIZACIÓN Y EVALUACIÓN CARTOGRÁFICA DE LOS DERECHOS MINEROS Y SOLICITUDES.

UNIDAD DE MEDIDA: MAPA **META:** 165

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**52.000**	**0**	**0**	**0**	**0**	0	**52.000**
402	05	00	00	Productos de papel, cartón e impresos	7.000	0	0	0	0	0	7.000
402	05	06	00	Productos de papel y cartón para computación	7.000	0	0	0	0	0	7.000
402	10	00	00	Productos varios y útiles diversos	45.000	0	0	0	0	0	45.000
402	10	08	00	Materiales para equipos de computación	45.000	0	0	0	0	0	45.000
403	**00**	**00**	**00**	**Servicios no personales**	**8.177**	**0**	**0**	**0**	**0**	0	8.177
403	18	00	00	Impuestos indirectos	8.177	0	0	0	0	0	8.177
403	18	01	00	Impuesto al valor agregado	8.177	0	0	0	0	0	8.177
404	**00**	**00**	**00**	**Activos reales**	**16.140**	**0**	**0**	**0**	**0**	0	**16.140**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.140	0	0	0	0	0	1.140
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.140	0	0	0	0	0	1.140
404	05	00	00	Equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
404	05	01	00	Equipos de telecomunicaciones	10.000	0	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
404	09	02	00	Equipos de computación	5.000	0	0	0	0	0	5.000
				Totales	**76.317**	**0**	**0**	**0**	**0**	0	**76.317**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118585 450257000 BASES PARA LA FORMULACIÓN DE LA POLÍTICA DE ESTADO PARA PROMOVER EL DESARROLLO ESTRATÉGICO DEL SULFATO DE CALCIO EN VENEZUELA

OBJETIVO DEL PROYECTO: ESTABLECER LAS BASES PARA LA FORMULACIÓN DE LA POLÍTICA PÚBLICA QUE ASEGURE LA PLANIFICACIÓN DE NUEVOS DESARROLLOS Y EJECUCIÓN DE PLANES, CON EL FIN DE PROMOVER EL CRECIMIENTO SOSTENIDO DE LA CAPACIDAD DE ABASTECIMIENTO NACIONAL DE FOSFATADOS PARA LA PRODUCCIÓN AGRÍCOLA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FERTILIZANTES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**30.933**	**0**	**0**	**0**	**0**	**0**	**30.933**
401	01	00	00	Sueldos, salarios y otras retribuciones	14.448	0	0	0	0	0	14.448
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	14.448	0	0	0	0	0	14.448
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.601	0	0	0	0	0	2.601
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.601	0	0	0	0	0	2.601
401	03	00	00	Primas	4.901	0	0	0	0	0	4.901
401	03	08	00	Primas de profesionalización a empleados	2.717	0	0	0	0	0	2.717
401	03	09	00	Primas por antigüedad a empleados	2.184	0	0	0	0	0	2.184
401	04	00	00	Complementos de sueldos y salarios	73	0	0	0	0	0	73
401	04	06	00	Complemento a empleados por comisión de servicios	73	0	0	0	0	0	73
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.837	0	0	0	0	0	8.837
401	05	03	00	Bono vacacional a empleados	8.837	0	0	0	0	0	8.837
401	07	00	00	Asistencia socio-económica	73	0	0	0	0	0	73
401	07	01	00	Capacitación y adiestramiento a empleados	73	0	0	0	0	0	73
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.600**	**0**	**0**	**0**	**0**	**0**	**13.600**
402	01	00	00	Productos alimenticios y agropecuarios	8.600	0	0	0	0	0	8.600
402	01	01	00	Alimentos y bebidas para personas	8.600	0	0	0	0	0	8.600
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**16.192**	**0**	**0**	**0**	**0**	**0**	**16.192**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	3.000	0	0	0	0	0	3.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.000	0	0	0	0	0	1.000
403	10	99	00	Otros servicios profesionales y técnicos	2.000	0	0	0	0	0	2.000
403	18	00	00	Impuestos indirectos	3.192	0	0	0	0	0	3.192
403	18	01	00	Impuesto al valor agregado	3.192	0	0	0	0	0	3.192
				Totales	**60.725**	**0**	**0**	**0**	**0**	**0**	**60.725**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118585 450257000 BASES PARA LA FORMULACIÓN DE LA POLÍTICA DE ESTADO PARA PROMOVER EL DESARROLLO ESTRATÉGICO DEL SULFATO DE CALCIO EN VENEZUELA

OBJETIVO DEL PROYECTO: ESTABLECER LAS BASES PARA LA FORMULACIÓN DE LA POLÍTICA PÚBLICA QUE ASEGURE LA PLANIFICACIÓN DE NUEVOS DESARROLLOS Y EJECUCIÓN DE PLANES, CON EL FIN DE PROMOVER EL CRECIMIENTO SOSTENIDO DE LA CAPACIDAD DE ABASTECIMIENTO NACIONAL DE FOSFATADOS PARA LA PRODUCCIÓN AGRÍCOLA

UNIDAD DE MEDIDA: INFORME

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FERTILIZANTES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118585 450257000 BASES PARA LA FORMULACIÓN DE LA POLÍTICA DE ESTADO PARA PROMOVER EL DESARROLLO ESTRATÉGICO DEL SULFATO DE CALCIO EN VENEZUELA

OBJETIVO DEL PROYECTO: ESTABLECER LAS BASES PARA LA FORMULACIÓN DE LA POLÍTICA PÚBLICA QUE ASEGURE LA PLANIFICACIÓN DE NUEVOS DESARROLLOS Y EJECUCIÓN DE PLANES, CON EL FIN DE PROMOVER EL CRECIMIENTO SOSTENIDO DE LA CAPACIDAD DE ABASTECIMIENTO NACIONAL DE FOSFATADOS PARA LA PRODUCCIÓN AGRÍCOLA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FERTILIZANTES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450257001 REALIZAR PERFIL DEL SULFATO DE CALCIO COMO FERTILIZANTE, ENMIENDA Y DIAGNÓSTICO DE LAS NECESIDADES DEL SECTOR AGRÍCOLA NACIONAL

UNIDAD DE MEDIDA: DIAGNÓSTICO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FERTILIZANTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**30.933**	0	0	0	0	0	**30.933**
401	01	00	00	Sueldos, salarios y otras retribuciones	14.448	0	0	0	0	0	14.448
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	14.448	0	0	0	0	0	14.448
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.601	0	0	0	0	0	2.601
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.601	0	0	0	0	0	2.601
401	03	00	00	Primas	4.901	0	0	0	0	0	4.901
401	03	08	00	Primas de profesionalización a empleados	2.717	0	0	0	0	0	2.717
401	03	09	00	Primas por antigüedad a empleados	2.184	0	0	0	0	0	2.184
401	04	00	00	Complementos de sueldos y salarios	73	0	0	0	0	0	73
401	04	06	00	Complemento a empleados por comisión de servicios	73	0	0	0	0	0	73
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.837	0	0	0	0	0	8.837
401	05	03	00	Bono vacacional a empleados	8.837	0	0	0	0	0	8.837
401	07	00	00	Asistencia socio-económica	73	0	0	0	0	0	73
401	07	01	00	Capacitación y adiestramiento a empleados	73	0	0	0	0	0	73
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.800**	0	0	0	0	0	**6.800**
402	01	00	00	Productos alimenticios y agropecuarios	6.800	0	0	0	0	0	6.800
402	01	01	00	Alimentos y bebidas para personas	6.800	0	0	0	0	0	6.800
403	**00**	**00**	**00**	**Servicios no personales**	**8.656**	0	0	0	0	0	**8.656**
403	09	00	00	Viáticos y pasajes	5.000	0	0	0	0	0	5.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000	0	0	0	0	0	5.000
403	10	00	00	Servicios profesionales y técnicos	2.000	0	0	0	0	0	2.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.000	0	0	0	0	0	1.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	1.656	0	0	0	0	0	1.656

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118585 450257000 BASES PARA LA FORMULACIÓN DE LA POLÍTICA DE ESTADO PARA PROMOVER EL DESARROLLO ESTRATÉGICO DEL SULFATO DE CALCIO EN VENEZUELA

OBJETIVO DEL PROYECTO: ESTABLECER LAS BASES PARA LA FORMULACIÓN DE LA POLÍTICA PÚBLICA QUE ASEGURE LA PLANIFICACIÓN DE NUEVOS DESARROLLOS Y EJECUCIÓN DE PLANES, CON EL FIN DE PROMOVER EL CRECIMIENTO SOSTENIDO DE LA CAPACIDAD DE ABASTECIMIENTO NACIONAL DE FOSFATADOS PARA LA PRODUCCIÓN AGRÍCOLA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FERTILIZANTES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450257001 REALIZAR PERFIL DEL SULFATO DE CALCIO COMO FERTILIZANTE, ENMIENDA Y DIAGNÓSTICO DE LAS NECESIDADES DEL SECTOR AGRÍCOLA NACIONAL

UNIDAD DE MEDIDA: DIAGNÓSTICO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FERTILIZANTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	1.656	0	0	0	0	0	1.656
				Totales	**46.389**	**0**	**0**	**0**	**0**	**0**	**46.389**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118585 450257000 BASES PARA LA FORMULACIÓN DE LA POLÍTICA DE ESTADO PARA PROMOVER EL DESARROLLO ESTRATÉGICO DEL SULFATO DE CALCIO EN VENEZUELA

OBJETIVO DEL PROYECTO: ESTABLECER LAS BASES PARA LA FORMULACIÓN DE LA POLÍTICA PÚBLICA QUE ASEGURE LA PLANIFICACIÓN DE NUEVOS DESARROLLOS Y EJECUCIÓN DE PLANES, CON EL FIN DE PROMOVER EL CRECIMIENTO SOSTENIDO DE LA CAPACIDAD DE ABASTECIMIENTO NACIONAL DE FOSFATADOS PARA LA PRODUCCIÓN AGRÍCOLA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FERTILIZANTES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450257002 REALIZAR EL PERFIL DEL SULFATO DE CALCIO COMO AGENTE CEMENTANTE Y DIAGNÓSTICO DE LAS NECESIDADES Y USO POTENCIAL EN LA INDUSTRIA DE LA CONSTRUCCIÓN DE VIVIENDAS

UNIDAD DE MEDIDA: DIAGNÓSTICO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FERTILIZANTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.800**	**0**	**0**	**0**	**0**	**0**	**6.800**
402	01	00	00	Productos alimenticios y agropecuarios	1.800	0	0	0	0	0	1.800
402	01	01	00	Alimentos y bebidas para personas	1.800	0	0	0	0	0	1.800
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.536**	**0**	**0**	**0**	**0**	**0**	**7.536**
403	09	00	00	Viáticos y pasajes	5.000	0	0	0	0	0	5.000
403	09	01	00	Viáticos y pasajes dentro del pais	5.000	0	0	0	0	0	5.000
403	10	00	00	Servicios profesionales y técnicos	1.000	0	0	0	0	0	1.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	1.536	0	0	0	0	0	1.536
403	18	01	00	Impuesto al valor agregado	1.536	0	0	0	0	0	1.536
				Totales	**14.336**	**0**	**0**	**0**	**0**	**0**	**14.336**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118291 450258000 ELABORACIÓN DEL MÓDULO PARA LA AUTOMATIZACIÓN DEL BALANCE Y ESTADÍSTICAS DEL SISTEMA DE DISTRIBUCIÓN NACIONAL DEL GAS METANO

OBJETIVO DEL PROYECTO: INCORPORAR UN MÓDULO EN EL SISTEMA DE GESTIÓN DE REFINACIÓN, PARA AUTOMATIZAR EL BALANCE Y LAS ESTADÍSTICAS DEL SISTEMA DE DISTRIBUCIÓN NACIONAL DEL GAS METANO

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE REFINACIÓN DE GAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**114.317**	**0**	**0**	**0**	**0**	**0**	**114.317**
401	01	00	00	Sueldos, salarios y otras retribuciones	43.470	0	0	0	0	0	43.470
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	43.470	0	0	0	0	0	43.470
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	24.523	0	0	0	0	0	24.523
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	24.523	0	0	0	0	0	24.523
401	03	00	00	Primas	15.813	0	0	0	0	0	15.813
401	03	08	00	Primas de profesionalización a empleados	8.169	0	0	0	0	0	8.169
401	03	09	00	Primas por antigüedad a empleados	7.644	0	0	0	0	0	7.644
401	04	00	00	Complementos de sueldos y salarios	218	0	0	0	0	0	218
401	04	06	00	Complemento a empleados por comisión de servicios	218	0	0	0	0	0	218
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	30.075	0	0	0	0	0	30.075
401	05	03	00	Bono vacacional a empleados	30.075	0	0	0	0	0	30.075
401	07	00	00	Asistencia socio-económica	218	0	0	0	0	0	218
401	07	01	00	Capacitación y adiestramiento a empleados	218	0	0	0	0	0	218
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.417**	**0**	**0**	**0**	**0**	**0**	**8.417**
402	05	00	00	Productos de papel, cartón e impresos	2.839	0	0	0	0	0	2.839
402	05	03	00	Productos de papel y cartón para oficina	2.299	0	0	0	0	0	2.299
402	05	06	00	Productos de papel y cartón para computación	540	0	0	0	0	0	540
402	10	00	00	Productos varios y útiles diversos	5.578	0	0	0	0	0	5.578
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	638	0	0	0	0	0	638
402	10	08	00	Materiales para equipos de computación	4.940	0	0	0	0	0	4.940
403	**00**	**00**	**00**	**Servicios no personales**	**2.243**	**0**	**0**	**0**	**0**	**0**	**2.243**
403	07	00	00	Servicios de información, impresión y relaciones públicas	100	0	0	0	0	0	100
403	07	02	00	Imprenta y reproducción	100	0	0	0	0	0	100
403	09	00	00	Viáticos y pasajes	1.000	0	0	0	0	0	1.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	1.143	0	0	0	0	0	1.143
403	18	01	00	Impuesto al valor agregado	1.143	0	0	0	0	0	1.143
				Totales	**124.977**	**0**	**0**	**0**	**0**	**0**	**124.977**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118291 450258000 ELABORACIÓN DEL MÓDULO PARA LA AUTOMATIZACIÓN DEL BALANCE Y ESTADÍSTICAS DEL SISTEMA DE DISTRIBUCIÓN NACIONAL DEL GAS METANO

OBJETIVO DEL PROYECTO: INCORPORAR UN MÓDULO EN EL SISTEMA DE GESTIÓN DE REFINACIÓN, PARA AUTOMATIZAR EL BALANCE Y LAS ESTADÍSTICAS DEL SISTEMA DE DISTRIBUCIÓN NACIONAL DEL GAS METANO

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE REFINACIÓN DE GAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118291 450258000 ELABORACIÓN DEL MÓDULO PARA LA AUTOMATIZACIÓN DEL BALANCE Y ESTADÍSTICAS DEL SISTEMA DE DISTRIBUCIÓN NACIONAL DEL GAS METANO

OBJETIVO DEL PROYECTO: INCORPORAR UN MÓDULO EN EL SISTEMA DE GESTIÓN DE REFINACIÓN, PARA AUTOMATIZAR EL BALANCE Y LAS ESTADÍSTICAS DEL SISTEMA DE DISTRIBUCIÓN NACIONAL DEL GAS METANO

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE REFINACIÓN DE GAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450258001 ESTABLECER INTERFAZ DE COMUNICACIÓN CON LA BASE DE DATOS DE PDVSA GAS

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE REFINACIÓN DE GAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**114.317**	**0**	**0**	**0**	**0**	0	**114.317**
401	01	00	00	Sueldos, salarios y otras retribuciones	43.470	0	0	0	0	0	43.470
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	43.470	0	0	0	0	0	43.470
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	24.523	0	0	0	0	0	24.523
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	24.523	0	0	0	0	0	24.523
401	03	00	00	Primas	15.813	0	0	0	0	0	15.813
401	03	08	00	Primas de profesionalización a empleados	8.169	0	0	0	0	0	8.169
401	03	09	00	Primas por antigüedad a empleados	7.644	0	0	0	0	0	7.644
401	04	00	00	Complementos de sueldos y salarios	218	0	0	0	0	0	218
401	04	06	00	Complemento a empleados por comisión de servicios	218	0	0	0	0	0	218
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	30.075	0	0	0	0	0	30.075
401	05	03	00	Bono vacacional a empleados	30.075	0	0	0	0	0	30.075
401	07	00	00	Asistencia socio-económica	218	0	0	0	0	0	218
401	07	01	00	Capacitación y adiestramiento a empleados	218	0	0	0	0	0	218
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.417**	**0**	**0**	**0**	**0**	0	**8.417**
402	05	00	00	Productos de papel, cartón e impresos	2.839	0	0	0	0	0	2.839
402	05	03	00	Productos de papel y cartón para oficina	2.299	0	0	0	0	0	2.299
402	05	06	00	Productos de papel y cartón para computación	540	0	0	0	0	0	540
402	10	00	00	Productos varios y útiles diversos	5.578	0	0	0	0	0	5.578
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	638	0	0	0	0	0	638
402	10	08	00	Materiales para equipos de computación	4.940	0	0	0	0	0	4.940
403	**00**	**00**	**00**	**Servicios no personales**	**1.011**	**0**	**0**	**0**	**0**	0	**1.011**
403	18	00	00	Impuestos indirectos	1.011	0	0	0	0	0	1.011
403	18	01	00	Impuesto al valor agregado	1.011	0	0	0	0	0	1.011

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118291 450258000 ELABORACIÓN DEL MÓDULO PARA LA AUTOMATIZACIÓN DEL BALANCE Y ESTADÍSTICAS DEL SISTEMA DE DISTRIBUCIÓN NACIONAL DEL GAS METANO

OBJETIVO DEL PROYECTO: INCORPORAR UN MÓDULO EN EL SISTEMA DE GESTIÓN DE REFINACIÓN, PARA AUTOMATIZAR EL BALANCE Y LAS ESTADÍSTICAS DEL SISTEMA DE DISTRIBUCIÓN NACIONAL DEL GAS METANO

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE REFINACIÓN DE GAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450258001 ESTABLECER INTERFAZ DE COMUNICACIÓN CON LA BASE DE DATOS DE PDVSA GAS

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE REFINACIÓN DE GAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**123.745**	**0**	**0**	**0**	**0**	0	**123.745**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118291 450258000 ELABORACIÓN DEL MÓDULO PARA LA AUTOMATIZACIÓN DEL BALANCE Y ESTADÍSTICAS DEL SISTEMA DE DISTRIBUCIÓN NACIONAL DEL GAS METANO

OBJETIVO DEL PROYECTO: INCORPORAR UN MÓDULO EN EL SISTEMA DE GESTIÓN DE REFINACIÓN, PARA AUTOMATIZAR EL BALANCE Y LAS ESTADÍSTICAS DEL SISTEMA DE DISTRIBUCIÓN NACIONAL DEL GAS METANO

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE REFINACIÓN DE GAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450258002 ELABORACIÓN DE LA INTERFAZ GRÁFICA PARA LA PRESENTACIÓN DE LOS DATOS

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE REFINACIÓN DE GAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.232**	**0**	**0**	**0**	**0**	0	1.232
403	07	00	00	Servicios de información, impresión y relaciones públicas	100	0	0	0	0	0	100
403	07	02	00	Imprenta y reproducción	100	0	0	0	0	0	100
403	09	00	00	Viáticos y pasajes	1.000	0	0	0	0	0	1.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	132	0	0	0	0	0	132
403	18	01	00	Impuesto al valor agregado	132	0	0	0	0	0	132
				Totales	**1.232**	**0**	**0**	**0**	**0**	0	1.232

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118546 450259000 BASES PARA LA FORMULACIÓN DE LA POLÍTICA DE ESTADO PARA PROMOVER EL DESARROLLO ESTRATÉGICO DE LOS FOSFATADOS EN VENEZUELA

OBJETIVO DEL PROYECTO: ESTABLECER LAS BASES PARA LA FORMULACIÓN DE LA POLÍTICA PÚBLICA QUE ASEGURE LA PLANIFICACIÓN DE NUEVOS DESARROLLOS Y EJECUCIÓN DE PLANES, CON EL FIN DE PROMOVER EL CRECIMIENTO SOSTENIDO DE LA CAPACIDAD DE ABASTECIMIENTO NACIONAL DE FOSFATADOS PARA LA PRODUCCIÓN AGRÍCOLA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FERTILIZANTES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**34.054**	**0**	**0**	**0**	**0**	**0**	**34.054**
401	01	00	00	Sueldos, salarios y otras retribuciones	14.448	0	0	0	0	0	14.448
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	14.448	0	0	0	0	0	14.448
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.205	0	0	0	0	0	5.205
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.205	0	0	0	0	0	5.205
401	03	00	00	Primas	4.901	0	0	0	0	0	4.901
401	03	08	00	Primas de profesionalización a empleados	2.717	0	0	0	0	0	2.717
401	03	09	00	Primas por antigüedad a empleados	2.184	0	0	0	0	0	2.184
401	04	00	00	Complementos de sueldos y salarios	73	0	0	0	0	0	73
401	04	06	00	Complemento a empleados por comisión de servicios	73	0	0	0	0	0	73
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.354	0	0	0	0	0	9.354
401	05	03	00	Bono vacacional a empleados	9.354	0	0	0	0	0	9.354
401	07	00	00	Asistencia socio-económica	73	0	0	0	0	0	73
401	07	01	00	Capacitación y adiestramiento a empleados	73	0	0	0	0	0	73
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.800**	**0**	**0**	**0**	**0**	**0**	**6.800**
402	01	00	00	Productos alimenticios y agropecuarios	1.800	0	0	0	0	0	1.800
402	01	01	00	Alimentos y bebidas para personas	1.800	0	0	0	0	0	1.800
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**15.376**	**0**	**0**	**0**	**0**	**0**	**15.376**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000	0	0	0	0	0	5.000
403	09	02	00	Viáticos y pasajes fuera del país	5.000	0	0	0	0	0	5.000
403	10	00	00	Servicios profesionales y técnicos	3.000	0	0	0	0	0	3.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.000	0	0	0	0	0	1.000
403	10	99	00	Otros servicios profesionales y técnicos	2.000	0	0	0	0	0	2.000
403	18	00	00	Impuestos indirectos	2.376	0	0	0	0	0	2.376
403	18	01	00	Impuesto al valor agregado	2.376	0	0	0	0	0	2.376
				Totales	**56.230**	**0**	**0**	**0**	**0**	**0**	**56.230**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118546 450259000 BASES PARA LA FORMULACIÓN DE LA POLÍTICA DE ESTADO PARA PROMOVER EL DESARROLLO ESTRATÉGICO DE LOS FOSFATADOS EN VENEZUELA

OBJETIVO DEL PROYECTO: ESTABLECER LAS BASES PARA LA FORMULACIÓN DE LA POLÍTICA PÚBLICA QUE ASEGURE LA PLANIFICACIÓN DE NUEVOS DESARROLLOS Y EJECUCIÓN DE PLANES, CON EL FIN DE PROMOVER EL CRECIMIENTO SOSTENIDO DE LA CAPACIDAD DE ABASTECIMIENTO NACIONAL DE FOSFATADOS PARA LA PRODUCCIÓN AGRÍCOLA

UNIDAD DE MEDIDA: INFORME

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FERTILIZANTES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118546 450259000 BASES PARA LA FORMULACIÓN DE LA POLÍTICA DE ESTADO PARA PROMOVER EL DESARROLLO ESTRATÉGICO DE LOS FOSFATADOS EN VENEZUELA

OBJETIVO DEL PROYECTO: ESTABLECER LAS BASES PARA LA FORMULACIÓN DE LA POLÍTICA PÚBLICA QUE ASEGURE LA PLANIFICACIÓN DE NUEVOS DESARROLLOS Y EJECUCIÓN DE PLANES, CON EL FIN DE PROMOVER EL CRECIMIENTO SOSTENIDO DE LA CAPACIDAD DE ABASTECIMIENTO NACIONAL DE FOSFATADOS PARA LA PRODUCCIÓN AGRÍCOLA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FERTILIZANTES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450259001 DIAGNÓSTICO DE LA PRODUCCIÓN AGRÍCOLA NACIONAL Y LA CADENA DE ABASTECIMIENTO DE FOSFATADOS

UNIDAD DE MEDIDA: DIAGNÓSTICO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FERTILIZANTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**34.054**	**0**	**0**	**0**	**0**	0	**34.054**
401	01	00	00	Sueldos, salarios y otras retribuciones	14.448	0	0	0	0	0	14.448
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	14.448	0	0	0	0	0	14.448
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.205	0	0	0	0	0	5.205
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.205	0	0	0	0	0	5.205
401	03	00	00	Primas	4.901	0	0	0	0	0	4.901
401	03	08	00	Primas de profesionalización a empleados	2.717	0	0	0	0	0	2.717
401	03	09	00	Primas por antigüedad a empleados	2.184	0	0	0	0	0	2.184
401	04	00	00	Complementos de sueldos y salarios	73	0	0	0	0	0	73
401	04	06	00	Complemento a empleados por comisión de servicios	73	0	0	0	0	0	73
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.354	0	0	0	0	0	9.354
401	05	03	00	Bono vacacional a empleados	9.354	0	0	0	0	0	9.354
401	07	00	00	Asistencia socio-económica	73	0	0	0	0	0	73
401	07	01	00	Capacitación y adiestramiento a empleados	73	0	0	0	0	0	73
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.800**	**0**	**0**	**0**	**0**	0	**1.800**
402	01	00	00	Productos alimenticios y agropecuarios	1.800	0	0	0	0	0	1.800
402	01	01	00	Alimentos y bebidas para personas	1.800	0	0	0	0	0	1.800
403	**00**	**00**	**00**	**Servicios no personales**	**8.056**	**0**	**0**	**0**	**0**	0	**8.056**
403	09	00	00	Viáticos y pasajes	5.000	0	0	0	0	0	5.000
403	09	02	00	Viáticos y pasajes fuera del país	5.000	0	0	0	0	0	5.000
403	10	00	00	Servicios profesionales y técnicos	2.000	0	0	0	0	0	2.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.000	0	0	0	0	0	1.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	1.056	0	0	0	0	0	1.056

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118546 450259000 BASES PARA LA FORMULACIÓN DE LA POLÍTICA DE ESTADO PARA PROMOVER EL DESARROLLO ESTRATÉGICO DE LOS FOSFATADOS EN VENEZUELA

OBJETIVO DEL PROYECTO: ESTABLECER LAS BASES PARA LA FORMULACIÓN DE LA POLÍTICA PÚBLICA QUE ASEGURE LA PLANIFICACIÓN DE NUEVOS DESARROLLOS Y EJECUCIÓN DE PLANES, CON EL FIN DE PROMOVER EL CRECIMIENTO SOSTENIDO DE LA CAPACIDAD DE ABASTECIMIENTO NACIONAL DE FOSFATADOS PARA LA PRODUCCIÓN AGRÍCOLA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FERTILIZANTES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450259001 DIAGNÓSTICO DE LA PRODUCCIÓN AGRÍCOLA NACIONAL Y LA CADENA DE ABASTECIMIENTO DE FOSFATADOS

UNIDAD DE MEDIDA: DIAGNÓSTICO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FERTILIZANTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	1.056	0	0	0	0	0	1.056
				Totales	**43.910**	**0**	**0**	**0**	**0**	0	**43.910**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118546 450259000 BASES PARA LA FORMULACIÓN DE LA POLÍTICA DE ESTADO PARA PROMOVER EL DESARROLLO ESTRATÉGICO DE LOS FOSFATADOS EN VENEZUELA

OBJETIVO DEL PROYECTO: ESTABLECER LAS BASES PARA LA FORMULACIÓN DE LA POLÍTICA PÚBLICA QUE ASEGURE LA PLANIFICACIÓN DE NUEVOS DESARROLLOS Y EJECUCIÓN DE PLANES, CON EL FIN DE PROMOVER EL CRECIMIENTO SOSTENIDO DE LA CAPACIDAD DE ABASTECIMIENTO NACIONAL DE FOSFATADOS PARA LA PRODUCCIÓN AGRÍCOLA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FERTILIZANTES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450259002 DEFINICIÓN DE LAS NECESIDADES DE DESARROLLO PARA GARANTIZAR EL ABASTECIMIENTO DE FOSFATADOS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FERTILIZANTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.000**	**0**	**0**	**0**	**0**	**0**	**5.000**
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.320**	**0**	**0**	**0**	**0**	**0**	**7.320**
403	09	00	00	Viáticos y pasajes	5.000	0	0	0	0	0	5.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000	0	0	0	0	0	5.000
403	10	00	00	Servicios profesionales y técnicos	1.000	0	0	0	0	0	1.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	1.320	0	0	0	0	0	1.320
403	18	01	00	Impuesto al valor agregado	1.320	0	0	0	0	0	1.320
				Totales	**12.320**	**0**	**0**	**0**	**0**	**0**	**12.320**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**152.735.369**	**0**	**0**	**0**	**0**	**0**	**152.735.369**
401	01	00	00	Sueldos, salarios y otras retribuciones	13.888.960	0	0	0	0	0	13.888.960
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.844.520	0	0	0	0	0	4.844.520
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	23.544	0	0	0	0	0	23.544
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	8.959.456	0	0	0	0	0	8.959.456
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	61.440	0	0	0	0	0	61.440
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	9.447.811	0	0	0	0	0	9.447.811
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.154.433	0	0	0	0	0	3.154.433
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	12.602	0	0	0	0	0	12.602
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	6.280.776	0	0	0	0	0	6.280.776
401	03	00	00	Primas	7.018.373	0	0	0	0	0	7.018.373
401	03	08	00	Primas de profesionalización a empleados	931.601	0	0	0	0	0	931.601
401	03	09	00	Primas por antigüedad a empleados	1.410.060	0	0	0	0	0	1.410.060
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	982.800	0	0	0	0	0	982.800
401	03	21	00	Primas por antigüedad a obreros	2.560.140	0	0	0	0	0	2.560.140
401	03	22	00	Primas de profesionalización a obreros	937.469	0	0	0	0	0	937.469
401	03	47	00	Primas al personal de alto nivel y de dirección	32.503	0	0	0	0	0	32.503
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	32.760	0	0	0	0	0	32.760
401	03	95	00	Otras primas al personal de alto nivel y de dirección	131.040	0	0	0	0	0	131.040
401	04	00	00	Complementos de sueldos y salarios	19.931.906	0	0	0	0	0	19.931.906
401	04	06	00	Complemento a empleados por comisión de servicios	24.651	0	0	0	0	0	24.651
401	04	08	00	Bono compensatorio de alimentación a empleados	13.641.768	0	0	0	0	0	13.641.768
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	184.308	0	0	0	0	0	184.308
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	239.548	0	0	0	0	0	239.548
401	04	17	00	Complemento a obreros por gastos de transporte	88.643	0	0	0	0	0	88.643
401	04	18	00	Bono compensatorio de alimentación a obreros	5.569.200	0	0	0	0	0	5.569.200
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	183.788	0	0	0	0	0	183.788

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA

META: 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	10.757.534	0	0	0	0	0	10.757.534
401	05	03	00	Bono vacacional a empleados	3.889.093	0	0	0	0	0	3.889.093
401	05	06	00	Bono vacacional a obreros	6.770.593	0	0	0	0	0	6.770.593
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	97.848	0	0	0	0	0	97.848
401	06	00	00	Aportes patronales y legales	10.137.940	0	0	0	0	0	10.137.940
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.962.179	0	0	0	0	0	3.962.179
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.653.782	0	0	0	0	0	1.653.782
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	748.423	0	0	0	0	0	748.423
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	880.497	0	0	0	0	0	880.497
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.556.108	0	0	0	0	0	1.556.108
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	518.703	0	0	0	0	0	518.703
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	293.932	0	0	0	0	0	293.932
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	345.802	0	0	0	0	0	345.802
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	97.614	0	0	0	0	0	97.614
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	40.748	0	0	0	0	0	40.748
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	21.699	0	0	0	0	0	21.699
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	18.453	0	0	0	0	0	18.453
401	07	00	00	Asistencia socio-económica	53.758.569	0	0	0	0	0	53.758.569
401	07	01	00	Capacitación y adiestramiento a empleados	24.342	0	0	0	0	0	24.342
401	07	02	00	Becas a empleados	7.878.780	0	0	0	0	0	7.878.780
401	07	03	00	Ayudas por matrimonio a empleados	120.120	0	0	0	0	0	120.120
401	07	04	00	Ayudas por nacimiento de hijos a empleados	103.740	0	0	0	0	0	103.740
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	26.304.166	0	0	0	0	0	26.304.166
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.027.640	0	0	0	0	0	3.027.640
401	07	17	00	Capacitación y adiestramiento a obreros	44.798	0	0	0	0	0	44.798
401	07	18	00	Becas a obreros	3.619.980	0	0	0	0	0	3.619.980
401	07	19	00	Ayudas por matrimonio de obreros	83.720	0	0	0	0	0	83.720

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	20	00	Ayudas por nacimiento de hijos de obreros	94.640	0	0	0	0	0	94.640
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.336.773	0	0	0	0	0	10.336.773
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.046.850	0	0	0	0	0	1.046.850
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	1.820	0	0	0	0	0	1.820
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	1.820	0	0	0	0	0	1.820
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	12.740	0	0	0	0	0	12.740
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	12.740	0	0	0	0	0	12.740
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	391.671	0	0	0	0	0	391.671
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	652.229	0	0	0	0	0	652.229
401	08	00	00	Prestaciones sociales e indemnizaciones	27.794.276	0	0	0	0	0	27.794.276
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	19.684.405	0	0	0	0	0	19.684.405
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	7.624.987	0	0	0	0	0	7.624.987
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	484.884	0	0	0	0	0	484.884
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.367.362**	**0**	**0**	**0**	**0**	**0**	**3.367.362**
402	01	00	00	Productos alimenticios y agropecuarios	68.500	0	0	0	0	0	68.500
402	01	01	00	Alimentos y bebidas para personas	68.500	0	0	0	0	0	68.500
402	03	00	00	Textiles y vestuarios	725.000	0	0	0	0	0	725.000
402	03	02	00	Prendas de vestir	655.000	0	0	0	0	0	655.000
402	03	03	00	Calzados	70.000	0	0	0	0	0	70.000
402	04	00	00	Productos de cuero y caucho	212.000	0	0	0	0	0	212.000
402	04	01	00	Cueros y pieles	10.000	0	0	0	0	0	10.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	2.000	0	0	0	0	0	2.000
402	04	03	00	Cauchos y tripas para vehículos	200.000	0	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	99.600	0	0	0	0	0	99.600
402	05	01	00	Pulpa de madera, papel y cartón	15.000	0	0	0	0	0	15.000
402	05	02	00	Envases y cajas de papel y cartón	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	65.000	0	0	0	0	0	65.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	04	00	Libros, revistas y periódicos	12.800	0	0	0	0	0	12.800
402	05	06	00	Productos de papel y cartón para computación	1.800	0	0	0	0	0	1.800
402	06	00	00	Productos químicos y derivados	791.148	0	0	0	0	0	791.148
402	06	03	00	Tintas, pinturas y colorantes	23.000	0	0	0	0	0	23.000
402	06	04	00	Productos farmacéuticos y medicamentos	500.000	0	0	0	0	0	500.000
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	0	50.000
402	06	08	00	Productos plásticos	218.148	0	0	0	0	0	218.148
402	07	00	00	Productos minerales no metálicos	7.928	0	0	0	0	0	7.928
402	07	04	00	Cemento, cal y yeso	7.928	0	0	0	0	0	7.928
402	08	00	00	Productos metálicos	350.000	0	0	0	0	0	350.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	50.000	0	0	0	0	0	50.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	300.000	0	0	0	0	0	300.000
402	09	00	00	Productos de madera	2.000	0	0	0	0	0	2.000
402	09	01	00	Productos primarios de madera	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	1.051.186	0	0	0	0	0	1.051.186
402	10	02	00	Materiales y útiles de limpieza y aseo	150.000	0	0	0	0	0	150.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	60.000	0	0	0	0	0	60.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	18.740	0	0	0	0	0	18.740
402	10	07	00	Productos de seguridad en el trabajo	70.000	0	0	0	0	0	70.000
402	10	08	00	Materiales para equipos de computación	622.446	0	0	0	0	0	622.446
402	10	11	00	Materiales eléctricos	130.000	0	0	0	0	0	130.000
402	99	00	00	Otros materiales y suministros	60.000	0	0	0	0	0	60.000
402	99	01	00	Otros materiales y suministros	60.000	0	0	0	0	0	60.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.155.075**	**0**	**0**	**0**	**0**	**0**	**7.155.075**
403	01	00	00	Alquileres de inmuebles	1.400.000	0	0	0	0	0	1.400.000
403	01	01	00	Alquileres de edificios y locales	1.400.000	0	0	0	0	0	1.400.000
403	03	00	00	Derechos sobre bienes intangibles	5.000	0	0	0	0	0	5.000
403	03	02	00	Derechos de autor	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	00	00	Servicios básicos	2.628.700	0	0	0	0	0	2.628.700
403	04	01	00	Electricidad	400.000	0	0	0	0	0	400.000
403	04	03	00	Agua	100.000	0	0	0	0	0	100.000
403	04	04	00	Teléfonos	1.100.000	0	0	0	0	0	1.100.000
403	04	05	00	Servicio de comunicaciones	28.700	0	0	0	0	0	28.700
403	04	07	00	Servicio de condominio	1.000.000	0	0	0	0	0	1.000.000
403	06	00	00	Servicios de transporte y almacenaje	14.000	0	0	0	0	0	14.000
403	06	01	00	Fletes y embalajes	5.000	0	0	0	0	0	5.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	9.000	0	0	0	0	0	9.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.000	0	0	0	0	0	10.000
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	0	10.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	100.500	0	0	0	0	0	100.500
403	08	01	00	Primas y gastos de seguros	100.000	0	0	0	0	0	100.000
403	08	02	00	Comisiones y gastos bancarios	500	0	0	0	0	0	500
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del país	58.000	0	0	0	0	0	58.000
403	09	02	00	Viáticos y pasajes fuera del país	2.000	0	0	0	0	0	2.000
403	10	00	00	Servicios profesionales y técnicos	1.015.000	0	0	0	0	0	1.015.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	200.000	0	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	460.000	0	0	0	0	0	460.000
403	10	09	00	Servicios de lavandería y tintorería	300.000	0	0	0	0	0	300.000
403	10	11	00	Servicios para la elaboración y suministro de comida	50.000	0	0	0	0	0	50.000
403	10	99	00	Otros servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	172.000	0	0	0	0	0	172.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	92.000	0	0	0	0	0	92.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA

META: 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.000	0	0	0	0	0	10.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	1.121.675	0	0	0	0	0	1.121.675
403	18	01	00	Impuesto al valor agregado	1.121.675	0	0	0	0	0	1.121.675
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	550.000	0	0	0	0	0	550.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	550.000	0	0	0	0	0	550.000
403	99	00	00	Otros servicios no personales	68.200	0	0	0	0	0	68.200
403	99	01	00	Otros servicios no personales	68.200	0	0	0	0	0	68.200
404	**00**	**00**	**00**	**Activos reales**	**496.520**	**0**	**0**	**0**	**0**	**0**	**496.520**
404	01	00	00	Repuestos y reparaciones mayores	140.000	0	0	0	0	0	140.000
404	01	01	00	Repuestos mayores	100.000	0	0	0	0	0	100.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	20.000	0	0	0	0	0	20.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	0	60.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	40.000	0	0	0	0	0	40.000
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	58.520	0	0	0	0	0	58.520
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	58.520	0	0	0	0	0	58.520
404	05	00	00	Equipos de comunicaciones y de señalamiento	30.000	0	0	0	0	0	30.000
404	05	01	00	Equipos de telecomunicaciones	30.000	0	0	0	0	0	30.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	0	100.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	168.000	0	0	0	0	0	168.000
404	09	02	00	Equipos de computación	162.000	0	0	0	0	0	162.000
404	09	03	00	Mobiliario y equipos de alojamiento	6.000	0	0	0	0	0	6.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA

META: 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	11	00	00	Obligaciones de ejercicios anteriores	300.000	0	0	0	0	0	300.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	300.000	0	0	0	0	0	300.000
				Totales	**164.054.326**	**0**	0	0	**0**	0	**164.054.326**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA

META: 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450260001 GESTIÓN PRESUPUESTARIA

UNIDAD DE MEDIDA: TRAMITACIÓN **META:** 406

RESPONSABLE/EJECUTOR: JOSÉ CÓRDOVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.072.097**	**0**	**0**	**0**	**0**	**0**	**1.072.097**
401	01	00	00	Sueldos, salarios y otras retribuciones	345.414	0	0	0	0	0	345.414
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	333.126	0	0	0	0	0	333.126
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	255.845	0	0	0	0	0	255.845
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	255.845	0	0	0	0	0	255.845
401	03	00	00	Primas	196.682	0	0	0	0	0	196.682
401	03	08	00	Primas de profesionalización a empleados	62.613	0	0	0	0	0	62.613
401	03	09	00	Primas por antigüedad a empleados	94.206	0	0	0	0	0	94.206
401	03	47	00	Primas al personal de alto nivel y de dirección	7.103	0	0	0	0	0	7.103
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	1.728	0	0	0	0	0	1.728
401	04	06	00	Complemento a empleados por comisión de servicios	1.728	0	0	0	0	0	1.728
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	270.762	0	0	0	0	0	270.762
401	05	03	00	Bono vacacional a empleados	251.073	0	0	0	0	0	251.073
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.689	0	0	0	0	0	19.689
401	07	00	00	Asistencia socio-económica	1.666	0	0	0	0	0	1.666
401	07	01	00	Capacitación y adiestramiento a empleados	1.666	0	0	0	0	0	1.666
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**194.975**	**0**	**0**	**0**	**0**	**0**	**194.975**
402	01	00	00	Productos alimenticios y agropecuarios	18.000	0	0	0	0	0	18.000
402	01	01	00	Alimentos y bebidas para personas	18.000	0	0	0	0	0	18.000
402	03	00	00	Textiles y vestuarios	30.000	0	0	0	0	0	30.000
402	03	02	00	Prendas de vestir	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450260001 GESTIÓN PRESUPUESTARIA

UNIDAD DE MEDIDA: TRAMITACIÓN **META:** 406

RESPONSABLE/EJECUTOR: JOSÉ CÓRDOVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	15.700	0	0	0	0	0	15.700
402	05	03	00	Productos de papel y cartón para oficina	12.500	0	0	0	0	0	12.500
402	05	04	00	Libros, revistas y periódicos	3.200	0	0	0	0	0	3.200
402	06	00	00	Productos químicos y derivados	1.365	0	0	0	0	0	1.365
402	06	08	00	Productos plásticos	1.365	0	0	0	0	0	1.365
402	10	00	00	Productos varios y útiles diversos	129.910	0	0	0	0	0	129.910
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.520	0	0	0	0	0	6.520
402	10	08	00	Materiales para equipos de computación	123.390	0	0	0	0	0	123.390
403	**00**	**00**	**00**	**Servicios no personales**	**111.397**	**0**	**0**	**0**	**0**	0	**111.397**
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	0	20.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	41.397	0	0	0	0	0	41.397
403	18	01	00	Impuesto al valor agregado	41.397	0	0	0	0	0	41.397
404	**00**	**00**	**00**	**Activos reales**	**80.000**	**0**	**0**	0	**0**	0	**80.000**
404	01	00	00	Repuestos y reparaciones mayores	30.000	0	0	0	0	0	30.000
404	01	01	00	Repuestos mayores	30.000	0	0	0	0	0	30.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	28.000	0	0	0	0	0	28.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	28.000	0	0	0	0	0	28.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450260001 GESTIÓN PRESUPUESTARIA

UNIDAD DE MEDIDA: TRAMITACIÓN **META:** 406

RESPONSABLE/EJECUTOR: JOSÉ CÓRDOVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	22.000	0	0	0	0	0	22.000
404	09	02	00	Equipos de computación	22.000	0	0	0	0	0	22.000
				Totales	**1.458.469**	**0**	**0**	**0**	**0**	**0**	**1.458.469**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450260002 COORDINACIÓN DE ACTIVIDADES

UNIDAD DE MEDIDA: INSTRUCCIÓN **META:** 256

RESPONSABLE/EJECUTOR: JOSÉ CÓRDOVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.911.001**	**0**	**0**	**0**	**0**	**0**	**4.911.001**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.599.810	0	0	0	0	0	1.599.810
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.587.522	0	0	0	0	0	1.587.522
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.081.597	0	0	0	0	0	1.081.597
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.081.597	0	0	0	0	0	1.081.597
401	03	00	00	Primas	946.030	0	0	0	0	0	946.030
401	03	08	00	Primas de profesionalización a empleados	304.655	0	0	0	0	0	304.655
401	03	09	00	Primas por antigüedad a empleados	470.202	0	0	0	0	0	470.202
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	131.040	0	0	0	0	0	131.040
401	03	47	00	Primas al personal de alto nivel y de dirección	7.373	0	0	0	0	0	7.373
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	8.000	0	0	0	0	0	8.000
401	04	06	00	Complemento a empleados por comisión de servicios	8.000	0	0	0	0	0	8.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.267.626	0	0	0	0	0	1.267.626
401	05	03	00	Bono vacacional a empleados	1.247.883	0	0	0	0	0	1.247.883
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.743	0	0	0	0	0	19.743
401	07	00	00	Asistencia socio-económica	7.938	0	0	0	0	0	7.938
401	07	01	00	Capacitación y adiestramiento a empleados	7.938	0	0	0	0	0	7.938
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**121.843**	**0**	**0**	**0**	**0**	**0**	**121.843**
402	05	00	00	Productos de papel, cartón e impresos	10.700	0	0	0	0	0	10.700
402	05	03	00	Productos de papel y cartón para oficina	7.500	0	0	0	0	0	7.500
402	05	04	00	Libros, revistas y periódicos	3.200	0	0	0	0	0	3.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450260002 COORDINACIÓN DE ACTIVIDADES

UNIDAD DE MEDIDA: INSTRUCCIÓN **META:** 256

RESPONSABLE/EJECUTOR: JOSÉ CÓRDOVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	8.179	0	0	0	0	0	8.179
402	06	03	00	Tintas, pinturas y colorantes	3.000	0	0	0	0	0	3.000
402	06	08	00	Productos plásticos	5.179	0	0	0	0	0	5.179
402	10	00	00	Productos varios y útiles diversos	102.964	0	0	0	0	0	102.964
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.220	0	0	0	0	0	12.220
402	10	08	00	Materiales para equipos de computación	90.744	0	0	0	0	0	90.744
403	**00**	**00**	**00**	**Servicios no personales**	**94.324**	**0**	**0**	**0**	**0**	**0**	**94.324**
403	09	00	00	Viáticos y pasajes	8.000	0	0	0	0	0	8.000
403	09	01	00	Viáticos y pasajes dentro del país	8.000	0	0	0	0	0	8.000
403	10	00	00	Servicios profesionales y técnicos	25.000	0	0	0	0	0	25.000
403	10	07	00	Servicios de capacitación y adiestramiento	25.000	0	0	0	0	0	25.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.000	0	0	0	0	0	14.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	14.000	0	0	0	0	0	14.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.000	0	0	0	0	0	10.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	32.324	0	0	0	0	0	32.324
403	18	01	00	Impuesto al valor agregado	32.324	0	0	0	0	0	32.324
403	99	00	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
403	99	01	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
404	**00**	**00**	**00**	**Activos reales**	**85.520**	**0**	**0**	**0**	**0**	**0**	**85.520**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	15.520	0	0	0	0	0	15.520
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	15.520	0	0	0	0	0	15.520
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	70.000	0	0	0	0	0	70.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450260002 COORDINACIÓN DE ACTIVIDADES

UNIDAD DE MEDIDA: INSTRUCCIÓN **META:** 256

RESPONSABLE/EJECUTOR: JOSÉ CÓRDOVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	70.000	0	0	0	0	0	70.000
				Totales	**5.212.688**	0	0	0	0	0	**5.212.688**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450260003 SERVICIOS ADMINISTRATIVOS

UNIDAD DE MEDIDA: TRAMITACIÓN **META:** 8.800

RESPONSABLE/EJECUTOR: JOSE CORDOVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.978.693**	**0**	**0**	**0**	**0**	**0**	**1.978.693**
401	01	00	00	Sueldos, salarios y otras retribuciones	575.886	0	0	0	0	0	575.886
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	563.598	0	0	0	0	0	563.598
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	424.083	0	0	0	0	0	424.083
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	424.083	0	0	0	0	0	424.083
401	03	00	00	Primas	465.561	0	0	0	0	0	465.561
401	03	08	00	Primas de profesionalización a empleados	108.976	0	0	0	0	0	108.976
401	03	09	00	Primas por antigüedad a empleados	187.320	0	0	0	0	0	187.320
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	131.040	0	0	0	0	0	131.040
401	03	47	00	Primas al personal de alto nivel y de dirección	5.465	0	0	0	0	0	5.465
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	2.880	0	0	0	0	0	2.880
401	04	06	00	Complemento a empleados por comisión de servicios	2.880	0	0	0	0	0	2.880
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	507.465	0	0	0	0	0	507.465
401	05	03	00	Bono vacacional a empleados	488.101	0	0	0	0	0	488.101
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.364	0	0	0	0	0	19.364
401	07	00	00	Asistencia socio-económica	2.818	0	0	0	0	0	2.818
401	07	01	00	Capacitación y adiestramiento a empleados	2.818	0	0	0	0	0	2.818
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**36.116**	**0**	**0**	**0**	**0**	**0**	**36.116**
402	01	00	00	Productos alimenticios y agropecuarios	500	0	0	0	0	0	500
402	01	01	00	Alimentos y bebidas para personas	500	0	0	0	0	0	500
402	05	00	00	Productos de papel, cartón e impresos	15.700	0	0	0	0	0	15.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450260003 SERVICIOS ADMINISTRATIVOS

UNIDAD DE MEDIDA: TRAMITACIÓN **META:** 8.800

RESPONSABLE/EJECUTOR: JOSE CORDOVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	12.500	0	0	0	0	0	12.500
402	05	04	00	Libros, revistas y periódicos	3.200	0	0	0	0	0	3.200
402	06	00	00	Productos químicos y derivados	11.604	0	0	0	0	0	11.604
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	0	5.000
402	06	08	00	Productos plásticos	6.604	0	0	0	0	0	6.604
402	10	00	00	Productos varios y útiles diversos	8.312	0	0	0	0	0	8.312
402	10	08	00	Materiales para equipos de computación	8.312	0	0	0	0	0	8.312
403	**00**	**00**	**00**	**Servicios no personales**	**43.894**	**0**	**0**	**0**	**0**	0	**43.894**
403	06	00	00	Servicios de transporte y almacenaje	2.000	0	0	0	0	0	2.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajeria	2.000	0	0	0	0	0	2.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.000	0	0	0	0	0	5.000
403	07	02	00	Imprenta y reproducción	5.000	0	0	0	0	0	5.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	500	0	0	0	0	0	500
403	08	02	00	Comisiones y gastos bancarios	500	0	0	0	0	0	500
403	10	00	00	Servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.000	0	0	0	0	0	5.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	18.000	0	0	0	0	0	18.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	18.000	0	0	0	0	0	18.000
403	18	00	00	Impuestos indirectos	13.394	0	0	0	0	0	13.394
403	18	01	00	Impuesto al valor agregado	13.394	0	0	0	0	0	13.394
404	**00**	**00**	**00**	**Activos reales**	**45.000**	**0**	**0**	0	0	0	**45.000**
404	01	00	00	Repuestos y reparaciones mayores	20.000	0	0	0	0	0	20.000
404	01	01	00	Repuestos mayores	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450260003 SERVICIOS ADMINISTRATIVOS

UNIDAD DE MEDIDA: TRAMITACIÓN **META:** 8.800

RESPONSABLE/EJECUTOR: JOSE CORDOVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	15.000	0	0	0	0	0	15.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	15.000	0	0	0	0	0	15.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
404	09	02	00	Equipos de computación	10.000	0	0	0	0	0	10.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**300.000**	**0**	**0**	**0**	**0**	0	**300.000**
411	11	00	00	Obligaciones de ejercicios anteriores	300.000	0	0	0	0	0	300.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	300.000	0	0	0	0	0	300.000
				Totales	**2.403.703**	**0**	**0**	**0**	**0**	0	**2.403.703**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450260004 RECURSOS HUMANOS

UNIDAD DE MEDIDA: TRAMITACIÓN **META:** 3.350

RESPONSABLE/EJECUTOR: JOSÉ CÓRDOVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**142.040.150**	0	0	0	0	0	**142.040.150**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.563.520	0	0	0	0	0	10.563.520
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.568.232	0	0	0	0	0	1.568.232
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	23.544	0	0	0	0	0	23.544
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	8.959.456	0	0	0	0	0	8.959.456
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	7.206.661	0	0	0	0	0	7.206.661
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	913.283	0	0	0	0	0	913.283
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	12.602	0	0	0	0	0	12.602
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	6.280.776	0	0	0	0	0	6.280.776
401	03	00	00	Primas	4.684.447	0	0	0	0	0	4.684.447
401	03	08	00	Primas de profesionalización a empleados	302.241	0	0	0	0	0	302.241
401	03	09	00	Primas por antigüedad a empleados	419.676	0	0	0	0	0	419.676
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	425.880	0	0	0	0	0	425.880
401	03	21	00	Primas por antigüedad a obreros	2.560.140	0	0	0	0	0	2.560.140
401	03	22	00	Primas de profesionalización a obreros	937.469	0	0	0	0	0	937.469
401	03	47	00	Primas al personal de alto nivel y de dirección	6.281	0	0	0	0	0	6.281
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	19.915.276	0	0	0	0	0	19.915.276
401	04	06	00	Complemento a empleados por comisión de servicios	8.021	0	0	0	0	0	8.021
401	04	08	00	Bono compensatorio de alimentación a empleados	13.641.768	0	0	0	0	0	13.641.768
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	184.308	0	0	0	0	0	184.308
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	239.548	0	0	0	0	0	239.548

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450260004 RECURSOS HUMANOS

UNIDAD DE MEDIDA: TRAMITACIÓN **META:** 3.350

RESPONSABLE/EJECUTOR: JOSÉ CÓRDOVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	17	00	Complemento a obreros por gastos de transporte	88.643	0	0	0	0	0	88.643
401	04	18	00	Bono compensatorio de alimentación a obreros	5.569.200	0	0	0	0	0	5.569.200
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	183.788	0	0	0	0	0	183.788
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.995.844	0	0	0	0	0	7.995.844
401	05	03	00	Bono vacacional a empleados	1.205.725	0	0	0	0	0	1.205.725
401	05	06	00	Bono vacacional a obreros	6.770.593	0	0	0	0	0	6.770.593
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.526	0	0	0	0	0	19.526
401	06	00	00	Aportes patronales y legales	10.137.940	0	0	0	0	0	10.137.940
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.962.179	0	0	0	0	0	3.962.179
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.653.782	0	0	0	0	0	1.653.782
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	748.423	0	0	0	0	0	748.423
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	880.497	0	0	0	0	0	880.497
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.556.108	0	0	0	0	0	1.556.108
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	518.703	0	0	0	0	0	518.703
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	293.932	0	0	0	0	0	293.932
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	345.802	0	0	0	0	0	345.802
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	97.614	0	0	0	0	0	97.614
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	40.748	0	0	0	0	0	40.748
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	21.699	0	0	0	0	0	21.699
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	18.453	0	0	0	0	0	18.453
401	07	00	00	Asistencia socio-económica	53.742.186	0	0	0	0	0	53.742.186
401	07	01	00	Capacitación y adiestramiento a empleados	7.959	0	0	0	0	0	7.959

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450260004 RECURSOS HUMANOS

UNIDAD DE MEDIDA: TRAMITACIÓN **META:** 3.350

RESPONSABLE/EJECUTOR: JOSÉ CÓRDOVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	02	00	Becas a empleados	7.878.780	0	0	0	0	0	7.878.780
401	07	03	00	Ayudas por matrimonio a empleados	120.120	0	0	0	0	0	120.120
401	07	04	00	Ayudas por nacimiento de hijos a empleados	103.740	0	0	0	0	0	103.740
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	26.304.166	0	0	0	0	0	26.304.166
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.027.640	0	0	0	0	0	3.027.640
401	07	17	00	Capacitación y adiestramiento a obreros	44.798	0	0	0	0	0	44.798
401	07	18	00	Becas a obreros	3.619.980	0	0	0	0	0	3.619.980
401	07	19	00	Ayudas por matrimonio de obreros	83.720	0	0	0	0	0	83.720
401	07	20	00	Ayudas por nacimiento de hijos de obreros	94.640	0	0	0	0	0	94.640
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.336.773	0	0	0	0	0	10.336.773
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.046.850	0	0	0	0	0	1.046.850
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	1.820	0	0	0	0	0	1.820
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	1.820	0	0	0	0	0	1.820
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	12.740	0	0	0	0	0	12.740
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	12.740	0	0	0	0	0	12.740
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	391.671	0	0	0	0	0	391.671
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	652.229	0	0	0	0	0	652.229
401	08	00	00	Prestaciones sociales e indemnizaciones	27.794.276	0	0	0	0	0	27.794.276
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	19.684.405	0	0	0	0	0	19.684.405
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	7.624.987	0	0	0	0	0	7.624.987
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	484.884	0	0	0	0	0	484.884
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.579.700**	**0**	**0**	**0**	**0**	**0**	**1.579.700**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450260004 RECURSOS HUMANOS

UNIDAD DE MEDIDA: TRAMITACIÓN **META:** 3.350

RESPONSABLE/EJECUTOR: JOSÉ CÓRDOVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	03	00	00	Textiles y vestuarios	695.000	0	0	0	0	0	695.000
402	03	02	00	Prendas de vestir	625.000	0	0	0	0	0	625.000
402	03	03	00	Calzados	70.000	0	0	0	0	0	70.000
402	04	00	00	Productos de cuero y caucho	12.000	0	0	0	0	0	12.000
402	04	01	00	Cueros y pieles	10.000	0	0	0	0	0	10.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	2.000	0	0	0	0	0	2.000
402	05	00	00	Productos de papel, cartón e impresos	20.700	0	0	0	0	0	20.700
402	05	02	00	Envases y cajas de papel y cartón	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	12.500	0	0	0	0	0	12.500
402	05	04	00	Libros, revistas y periódicos	3.200	0	0	0	0	0	3.200
402	06	00	00	Productos químicos y derivados	510.000	0	0	0	0	0	510.000
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	0	5.000
402	06	04	00	Productos farmacéuticos y medicamentos	500.000	0	0	0	0	0	500.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	09	00	00	Productos de madera	2.000	0	0	0	0	0	2.000
402	09	01	00	Productos primarios de madera	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	260.000	0	0	0	0	0	260.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	60.000	0	0	0	0	0	60.000
402	10	08	00	Materiales para equipos de computación	200.000	0	0	0	0	0	200.000
402	99	00	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
402	99	01	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450260004 RECURSOS HUMANOS

UNIDAD DE MEDIDA: TRAMITACIÓN **META:** 3.350

RESPONSABLE/EJECUTOR: JOSÉ CÓRDOVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.985.444**	**0**	**0**	**0**	**0**	0	**1.985.444**
403	03	00	00	Derechos sobre bienes intangibles	5.000	0	0	0	0	0	5.000
403	03	02	00	Derechos de autor	5.000	0	0	0	0	0	5.000
403	06	00	00	Servicios de transporte y almacenaje	7.000	0	0	0	0	0	7.000
403	06	01	00	Fletes y embalajes	5.000	0	0	0	0	0	5.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.000	0	0	0	0	0	2.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.000	0	0	0	0	0	5.000
403	07	02	00	Imprenta y reproducción	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	12.000	0	0	0	0	0	12.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	09	02	00	Viáticos y pasajes fuera del país	2.000	0	0	0	0	0	2.000
403	10	00	00	Servicios profesionales y técnicos	955.000	0	0	0	0	0	955.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	200.000	0	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	400.000	0	0	0	0	0	400.000
403	10	09	00	Servicios de lavandería y tintorería	300.000	0	0	0	0	0	300.000
403	10	11	00	Servicios para la elaboración y suministro de comida	50.000	0	0	0	0	0	50.000
403	10	99	00	Otros servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	351.444	0	0	0	0	0	351.444
403	18	01	00	Impuesto al valor agregado	351.444	0	0	0	0	0	351.444
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	550.000	0	0	0	0	0	550.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450260004 RECURSOS HUMANOS

UNIDAD DE MEDIDA: TRAMITACIÓN **META:** 3.350

RESPONSABLE/EJECUTOR: JOSÉ CÓRDOVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	550.000	0	0	0	0	0	550.000
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
404	**00**	**00**	**00**	**Activos reales**	**265.000**	**0**	**0**	**0**	**0**	**0**	**265.000**
404	01	00	00	Repuestos y reparaciones mayores	90.000	0	0	0	0	0	90.000
404	01	01	00	Repuestos mayores	50.000	0	0	0	0	0	50.000
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	20.000	0	0	0	0	0	20.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	40.000	0	0	0	0	0	40.000
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	25.000	0	0	0	0	0	25.000
404	05	01	00	Equipos de telecomunicaciones	25.000	0	0	0	0	0	25.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	0	100.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	09	02	00	Equipos de computación	50.000	0	0	0	0	0	50.000
				Totales	**145.870.294**	**0**	**0**	**0**	**0**	**0**	**145.870.294**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450260006 SERVICIOS Y LOGÍSTICA

UNIDAD DE MEDIDA: SERVICIO **META:** 22.422

RESPONSABLE/EJECUTOR: JOSÉ CÓRDOVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.733.428**	**0**	**0**	**0**	**0**	**0**	**2.733.428**
401	01	00	00	Sueldos, salarios y otras retribuciones	804.330	0	0	0	0	0	804.330
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	792.042	0	0	0	0	0	792.042
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	479.625	0	0	0	0	0	479.625
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	479.625	0	0	0	0	0	479.625
401	03	00	00	Primas	725.653	0	0	0	0	0	725.653
401	03	08	00	Primas de profesionalización a empleados	153.116	0	0	0	0	0	153.116
401	03	09	00	Primas por antigüedad a empleados	238.656	0	0	0	0	0	238.656
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	294.840	0	0	0	0	0	294.840
401	03	47	00	Primas al personal de alto nivel y de dirección	6.281	0	0	0	0	0	6.281
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	4.022	0	0	0	0	0	4.022
401	04	06	00	Complemento a empleados por comisión de servicios	4.022	0	0	0	0	0	4.022
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	715.837	0	0	0	0	0	715.837
401	05	03	00	Bono vacacional a empleados	696.311	0	0	0	0	0	696.311
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.526	0	0	0	0	0	19.526
401	07	00	00	Asistencia socio-económica	3.961	0	0	0	0	0	3.961
401	07	01	00	Capacitación y adiestramiento a empleados	3.961	0	0	0	0	0	3.961
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.434.728**	**0**	**0**	**0**	**0**	**0**	**1.434.728**
402	04	00	00	Productos de cuero y caucho	200.000	0	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	200.000	0	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	36.800	0	0	0	0	0	36.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 450260006 SERVICIOS Y LOGÍSTICA

UNIDAD DE MEDIDA: SERVICIO **META:** 22.422

RESPONSABLE/EJECUTOR: JOSÉ CÓRDOVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	15.000	0	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	05	06	00	Productos de papel y cartón para computación	1.800	0	0	0	0	0	1.800
402	06	00	00	Productos químicos y derivados	260.000	0	0	0	0	0	260.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	0	50.000
402	06	08	00	Productos plásticos	200.000	0	0	0	0	0	200.000
402	07	00	00	Productos minerales no metálicos	7.928	0	0	0	0	0	7.928
402	07	04	00	Cemento, cal y yeso	7.928	0	0	0	0	0	7.928
402	08	00	00	Productos metálicos	350.000	0	0	0	0	0	350.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	50.000	0	0	0	0	0	50.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	300.000	0	0	0	0	0	300.000
402	10	00	00	Productos varios y útiles diversos	550.000	0	0	0	0	0	550.000
402	10	02	00	Materiales y útiles de limpieza y aseo	150.000	0	0	0	0	0	150.000
402	10	07	00	Productos de seguridad en el trabajo	70.000	0	0	0	0	0	70.000
402	10	08	00	Materiales para equipos de computación	200.000	0	0	0	0	0	200.000
402	10	11	00	Materiales eléctricos	130.000	0	0	0	0	0	130.000
402	99	00	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
402	99	01	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.920.016**	**0**	**0**	**0**	**0**	0	**4.920.016**
403	01	00	00	Alquileres de inmuebles	1.400.000	0	0	0	0	0	1.400.000
403	01	01	00	Alquileres de edificios y locales	1.400.000	0	0	0	0	0	1.400.000
403	04	00	00	Servicios básicos	2.628.700	0	0	0	0	0	2.628.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450260006 SERVICIOS Y LOGÍSTICA

UNIDAD DE MEDIDA: SERVICIO **META:** 22.422

RESPONSABLE/EJECUTOR: JOSÉ CÓRDOVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	01	00	Electricidad	400.000	0	0	0	0	0	400.000
403	04	03	00	Agua	100.000	0	0	0	0	0	100.000
403	04	04	00	Teléfonos	1.100.000	0	0	0	0	0	1.100.000
403	04	05	00	Servicio de comunicaciones	28.700	0	0	0	0	0	28.700
403	04	07	00	Servicio de condominio	1.000.000	0	0	0	0	0	1.000.000
403	06	00	00	Servicios de transporte y almacenaje	5.000	0	0	0	0	0	5.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.000	0	0	0	0	0	5.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	100.000	0	0	0	0	0	100.000
403	08	01	00	Primas y gastos de seguros	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	60.000	0	0	0	0	0	60.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	683.116	0	0	0	0	0	683.116
403	18	01	00	Impuesto al valor agregado	683.116	0	0	0	0	0	683.116
403	99	00	00	Otros servicios no personales	13.200	0	0	0	0	0	13.200
403	99	01	00	Otros servicios no personales	13.200	0	0	0	0	0	13.200
404	**00**	**00**	**00**	**Activos reales**	**21.000**	**0**	**0**	**0**	**0**	**0**	**21.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
404	05	01	00	Equipos de telecomunicaciones	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118186 450260000 APOYO TÉCNICO Y ADMINISTRATIVO A LAS ACTIVIDADES ESPECIFICAS DE LOS PROYECTOS A SER EJECUTADOS POR EL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA (2013)

OBJETIVO DEL PROYECTO: PRESENTAR APOYO DEL TIPO GERENCIAL Y ADMINISTRATIVO PARA EL NORMAL DESARROLLO Y FUNCIONAMIENTO DE LAS ACTIVIDADES LLEVADAS A CABO EN CADA UNO DE LOS PROYECTOS A EJECUTARSE DURANTE EL AÑO 2013, ASÍ COMO TAMBIÉN PARA EL RESTO DE LAS UNIDADES QUE CONFORMAN LA ESTRUCTURA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

UNIDAD DE MEDIDA: ASESORÍA **META:** 35.234

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450260006 SERVICIOS Y LOGÍSTICA

UNIDAD DE MEDIDA: SERVICIO **META:** 22.422

RESPONSABLE/EJECUTOR: JOSÉ CÓRDOVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	16.000	0	0	0	0	0	16.000
404	09	02	00	Equipos de computación	10.000	0	0	0	0	0	10.000
404	09	03	00	Mobiliario y equipos de alojamiento	6.000	0	0	0	0	0	6.000
				Totales	**9.109.172**	**0**	**0**	**0**	**0**	**0**	**9.109.172**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118690 450261000 PLAN DE BIENESTAR SOCIAL PARA LOS TRABAJADORES (AS) DEL MINISTERIO DE PETRÓLEO Y MINERÍA Y SUS COMUNIDADES

OBJETIVO DEL PROYECTO: MEJOR EL NIVEL DE SATISFACCIÓN DE CALIDAD DE VIDA DE LOS TRABAJADORES (AS) Y LAS COMUNIDADES, EN EL MARCO DE LA SUPREMA FELICIDAD A TRAVÉS DE UNA ESTRUCTURA INCLUYENTE Y DE CONCIENCIA SOCIAL

UNIDAD DE MEDIDA: EVENTO **META:** 150

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**3.756.072**	0	0	0	0	0	**3.756.072**
401	01	00	00	Sueldos, salarios y otras retribuciones	966.683	0	0	0	0	0	966.683
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	520.044	0	0	0	0	0	520.044
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	129.708	0	0	0	0	0	129.708
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	316.931	0	0	0	0	0	316.931
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	579.011	0	0	0	0	0	579.011
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	286.107	0	0	0	0	0	286.107
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	85.988	0	0	0	0	0	85.988
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	206.916	0	0	0	0	0	206.916
401	03	00	00	Primas	529.534	0	0	0	0	0	529.534
401	03	08	00	Primas de profesionalización a empleados	126.200	0	0	0	0	0	126.200
401	03	09	00	Primas por antigüedad a empleados	198.228	0	0	0	0	0	198.228
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	98.280	0	0	0	0	0	98.280
401	03	21	00	Primas por antigüedad a obreros	73.716	0	0	0	0	0	73.716
401	03	22	00	Primas de profesionalización a obreros	33.110	0	0	0	0	0	33.110
401	04	00	00	Complementos de sueldos y salarios	217.933	0	0	0	0	0	217.933
401	04	06	00	Complemento a empleados por comisión de servicios	3.249	0	0	0	0	0	3.249
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	6.521	0	0	0	0	0	6.521
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	8.474	0	0	0	0	0	8.474
401	04	17	00	Complemento a obreros por gastos de transporte	3.129	0	0	0	0	0	3.129
401	04	18	00	Bono compensatorio de alimentación a obreros	196.560	0	0	0	0	0	196.560
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	751.623	0	0	0	0	0	751.623
401	05	03	00	Bono vacacional a empleados	520.290	0	0	0	0	0	520.290
401	05	06	00	Bono vacacional a obreros	231.333	0	0	0	0	0	231.333
401	06	00	00	Aportes patronales y legales	92.750	0	0	0	0	0	92.750
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	53.168	0	0	0	0	0	53.168
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	17.723	0	0	0	0	0	17.723

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118690 450261000 PLAN DE BIENESTAR SOCIAL PARA LOS TRABAJADORES (AS) DEL MINISTERIO DE PETRÓLEO Y MINERÍA Y SUS COMUNIDADES

OBJETIVO DEL PROYECTO: MEJOR EL NIVEL DE SATISFACCIÓN DE CALIDAD DE VIDA DE LOS TRABAJADORES (AS) Y LAS COMUNIDADES, EN EL MARCO DE LA SUPREMA FELICIDAD A TRAVÉS DE UNA ESTRUCTURA INCLUYENTE Y DE CONCIENCIA SOCIAL

UNIDAD DE MEDIDA: EVENTO **META:** 150

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	10.043	0	0	0	0	0	10.043
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	11.816	0	0	0	0	0	11.816
401	07	00	00	Asistencia socio-económica	358.013	0	0	0	0	0	358.013
401	07	01	00	Capacitación y adiestramiento a empleados	3.249	0	0	0	0	0	3.249
401	07	17	00	Capacitación y adiestramiento a obreros	1.585	0	0	0	0	0	1.585
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	353.179	0	0	0	0	0	353.179
401	08	00	00	Prestaciones sociales e indemnizaciones	260.525	0	0	0	0	0	260.525
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	260.525	0	0	0	0	0	260.525
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**87.525**	**0**	**0**	**0**	**0**	**0**	**87.525**
402	01	00	00	Productos alimenticios y agropecuarios	50.025	0	0	0	0	0	50.025
402	01	01	00	Alimentos y bebidas para personas	50.025	0	0	0	0	0	50.025
402	05	00	00	Productos de papel, cartón e impresos	12.500	0	0	0	0	0	12.500
402	05	03	00	Productos de papel y cartón para oficina	12.500	0	0	0	0	0	12.500
402	06	00	00	Productos químicos y derivados	5.000	0	0	0	0	0	5.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	20.000	0	0	0	0	0	20.000
402	10	01	00	Artículos de deporte, recreación y juguetes	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**271.143**	**0**	**0**	**0**	**0**	**0**	**271.143**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000	0	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.000	0	0	0	0	0	25.000
403	07	02	00	Imprenta y reproducción	25.000	0	0	0	0	0	25.000
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	10	00	00	Servicios profesionales y técnicos	35.000	0	0	0	0	0	35.000
403	10	07	00	Servicios de capacitación y adiestramiento	25.000	0	0	0	0	0	25.000
403	10	11	00	Servicios para la elaboración y suministro de comida	10.000	0	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118690 450261000 PLAN DE BIENESTAR SOCIAL PARA LOS TRABAJADORES (AS) DEL MINISTERIO DE PETRÓLEO Y MINERÍA Y SUS COMUNIDADES

OBJETIVO DEL PROYECTO: MEJOR EL NIVEL DE SATISFACCIÓN DE CALIDAD DE VIDA DE LOS TRABAJADORES (AS) Y LAS COMUNIDADES, EN EL MARCO DE LA SUPREMA FELICIDAD A TRAVÉS DE UNA ESTRUCTURA INCLUYENTE Y DE CONCIENCIA SOCIAL

UNIDAD DE MEDIDA: EVENTO **META:** 150

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.000	0	0	0	0	0	10.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	40.143	0	0	0	0	0	40.143
403	18	01	00	Impuesto al valor agregado	40.143	0	0	0	0	0	40.143
403	99	00	00	Otros servicios no personales	110.000	0	0	0	0	0	110.000
403	99	01	00	Otros servicios no personales	110.000	0	0	0	0	0	110.000
404	**00**	**00**	**00**	**Activos reales**	**16.000**	**0**	**0**	**0**	**0**	**0**	**16.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	16.000	0	0	0	0	0	16.000
404	09	02	00	Equipos de computación	10.000	0	0	0	0	0	10.000
404	09	03	00	Mobiliario y equipos de alojamiento	6.000	0	0	0	0	0	6.000
				Totales	**4.130.740**	**0**	**0**	**0**	**0**	**0**	**4.130.740**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118690 450261000 PLAN DE BIENESTAR SOCIAL PARA LOS TRABAJADORES (AS) DEL MINISTERIO DE PETRÓLEO Y MINERÍA Y SUS COMUNIDADES

OBJETIVO DEL PROYECTO: MEJOR EL NIVEL DE SATISFACCIÓN DE CALIDAD DE VIDA DE LOS TRABAJADORES (AS) Y LAS COMUNIDADES, EN EL MARCO DE LA SUPREMA FELICIDAD A TRAVÉS DE UNA ESTRUCTURA INCLUYENTE Y DE CONCIENCIA SOCIAL

UNIDAD DE MEDIDA: EVENTO

META: 150

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118690 450261000 PLAN DE BIENESTAR SOCIAL PARA LOS TRABAJADORES (AS) DEL MINISTERIO DE PETRÓLEO Y MINERÍA Y SUS COMUNIDADES

OBJETIVO DEL PROYECTO: MEJOR EL NIVEL DE SATISFACCIÓN DE CALIDAD DE VIDA DE LOS TRABAJADORES (AS) Y LAS COMUNIDADES, EN EL MARCO DE LA SUPREMA FELICIDAD A TRAVÉS DE UNA ESTRUCTURA INCLUYENTE Y DE CONCIENCIA SOCIAL

UNIDAD DE MEDIDA: EVENTO **META:** 150

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450261001 EVENTOS CULTURALES Y RECREACIONALES

UNIDAD DE MEDIDA: EVENTO **META:** 106

RESPONSABLE/EJECUTOR: ÁREA DE BIENESTAR SOCIAL DEL MPP PARA LA ENERGÍA Y PETRÓLEO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.756.072**	0	0	0	0	0	**3.756.072**
401	01	00	00	Sueldos, salarios y otras retribuciones	966.683	0	0	0	0	0	966.683
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	520.044	0	0	0	0	0	520.044
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	129.708	0	0	0	0	0	129.708
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	316.931	0	0	0	0	0	316.931
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	579.011	0	0	0	0	0	579.011
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	286.107	0	0	0	0	0	286.107
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	85.988	0	0	0	0	0	85.988
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	206.916	0	0	0	0	0	206.916
401	03	00	00	Primas	529.534	0	0	0	0	0	529.534
401	03	08	00	Primas de profesionalización a empleados	126.200	0	0	0	0	0	126.200
401	03	09	00	Primas por antigüedad a empleados	198.228	0	0	0	0	0	198.228
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	98.280	0	0	0	0	0	98.280
401	03	21	00	Primas por antigüedad a obreros	73.716	0	0	0	0	0	73.716
401	03	22	00	Primas de profesionalización a obreros	33.110	0	0	0	0	0	33.110
401	04	00	00	Complementos de sueldos y salarios	217.933	0	0	0	0	0	217.933
401	04	06	00	Complemento a empleados por comisión de servicios	3.249	0	0	0	0	0	3.249
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	6.521	0	0	0	0	0	6.521
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	8.474	0	0	0	0	0	8.474
401	04	17	00	Complemento a obreros por gastos de transporte	3.129	0	0	0	0	0	3.129
401	04	18	00	Bono compensatorio de alimentación a obreros	196.560	0	0	0	0	0	196.560
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	751.623	0	0	0	0	0	751.623
401	05	03	00	Bono vacacional a empleados	520.290	0	0	0	0	0	520.290

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118690 450261000 PLAN DE BIENESTAR SOCIAL PARA LOS TRABAJADORES (AS) DEL MINISTERIO DE PETRÓLEO Y MINERÍA Y SUS COMUNIDADES

OBJETIVO DEL PROYECTO: MEJOR EL NIVEL DE SATISFACCIÓN DE CALIDAD DE VIDA DE LOS TRABAJADORES (AS) Y LAS COMUNIDADES, EN EL MARCO DE LA SUPREMA FELICIDAD A TRAVÉS DE UNA ESTRUCTURA INCLUYENTE Y DE CONCIENCIA SOCIAL

UNIDAD DE MEDIDA: EVENTO **META:** 150

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450261001 EVENTOS CULTURALES Y RECREACIONALES

UNIDAD DE MEDIDA: EVENTO **META:** 106

RESPONSABLE/EJECUTOR: ÁREA DE BIENESTAR SOCIAL DEL MPP PARA LA ENERGÍA Y PETRÓLEO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	06	00	Bono vacacional a obreros	231.333	0	0	0	0	0	231.333
401	06	00	00	Aportes patronales y legales	92.750	0	0	0	0	0	92.750
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	53.168	0	0	0	0	0	53.168
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	17.723	0	0	0	0	0	17.723
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	10.043	0	0	0	0	0	10.043
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	11.816	0	0	0	0	0	11.816
401	07	00	00	Asistencia socio-económica	358.013	0	0	0	0	0	358.013
401	07	01	00	Capacitación y adiestramiento a empleados	3.249	0	0	0	0	0	3.249
401	07	17	00	Capacitación y adiestramiento a obreros	1.585	0	0	0	0	0	1.585
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	353.179	0	0	0	0	0	353.179
401	08	00	00	Prestaciones sociales e indemnizaciones	260.525	0	0	0	0	0	260.525
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	260.525	0	0	0	0	0	260.525
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**42.025**	**0**	**0**	**0**	**0**	0	**42.025**
402	01	00	00	Productos alimenticios y agropecuarios	34.025	0	0	0	0	0	34.025
402	01	01	00	Alimentos y bebidas para personas	34.025	0	0	0	0	0	34.025
402	05	00	00	Productos de papel, cartón e impresos	5.500	0	0	0	0	0	5.500
402	05	03	00	Productos de papel y cartón para oficina	5.500	0	0	0	0	0	5.500
402	06	00	00	Productos químicos y derivados	2.500	0	0	0	0	0	2.500
402	06	08	00	Productos plásticos	2.500	0	0	0	0	0	2.500
403	**00**	**00**	**00**	**Servicios no personales**	**151.963**	**0**	**0**	**0**	**0**	0	**151.963**
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118690 450261000 PLAN DE BIENESTAR SOCIAL PARA LOS TRABAJADORES (AS) DEL MINISTERIO DE PETRÓLEO Y MINERÍA Y SUS COMUNIDADES

OBJETIVO DEL PROYECTO: MEJOR EL NIVEL DE SATISFACCIÓN DE CALIDAD DE VIDA DE LOS TRABAJADORES (AS) Y LAS COMUNIDADES, EN EL MARCO DE LA SUPREMA FELICIDAD A TRAVÉS DE UNA ESTRUCTURA INCLUYENTE Y DE CONCIENCIA SOCIAL

UNIDAD DE MEDIDA: EVENTO **META:** 150

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450261001 EVENTOS CULTURALES Y RECREACIONALES

UNIDAD DE MEDIDA: EVENTO **META:** 106

RESPONSABLE/EJECUTOR: ÁREA DE BIENESTAR SOCIAL DEL MPP PARA LA ENERGÍA Y PETRÓLEO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	10	07	00	Servicios de capacitación y adiestramiento	25.000	0	0	0	0	0	25.000
403	10	11	00	Servicios para la elaboración y suministro de comida	5.000	0	0	0	0	0	5.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.000	0	0	0	0	0	10.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	21.963	0	0	0	0	0	21.963
403	18	01	00	Impuesto al valor agregado	21.963	0	0	0	0	0	21.963
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
404	**00**	**00**	**00**	**Activos reales**	**11.000**	**0**	**0**	**0**	**0**	0	**11.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.000	0	0	0	0	0	11.000
404	09	02	00	Equipos de computación	5.000	0	0	0	0	0	5.000
404	09	03	00	Mobiliario y equipos de alojamiento	6.000	0	0	0	0	0	6.000
				Totales	**3.961.060**	**0**	**0**	**0**	**0**	0	**3.961.060**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118690 450261000 PLAN DE BIENESTAR SOCIAL PARA LOS TRABAJADORES (AS) DEL MINISTERIO DE PETRÓLEO Y MINERÍA Y SUS COMUNIDADES

OBJETIVO DEL PROYECTO: MEJOR EL NIVEL DE SATISFACCIÓN DE CALIDAD DE VIDA DE LOS TRABAJADORES (AS) Y LAS COMUNIDADES, EN EL MARCO DE LA SUPREMA FELICIDAD A TRAVÉS DE UNA ESTRUCTURA INCLUYENTE Y DE CONCIENCIA SOCIAL

UNIDAD DE MEDIDA: EVENTO **META:** 150

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450261002 EVENTOS DEPORTIVOS

UNIDAD DE MEDIDA: EVENTO **META:** 15

RESPONSABLE/EJECUTOR: ÁREA DE BIENESTAR SOCIAL DEL MPP DE PETRÓLEO Y MINERIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**39.500**	**0**	**0**	**0**	**0**	0	**39.500**
402	01	00	00	Productos alimenticios y agropecuarios	12.000	0	0	0	0	0	12.000
402	01	01	00	Alimentos y bebidas para personas	12.000	0	0	0	0	0	12.000
402	05	00	00	Productos de papel, cartón e impresos	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	2.500	0	0	0	0	0	2.500
402	06	08	00	Productos plásticos	2.500	0	0	0	0	0	2.500
402	10	00	00	Productos varios y útiles diversos	20.000	0	0	0	0	0	20.000
402	10	01	00	Artículos de deporte, recreación y juguetes	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**75.300**	**0**	**0**	**0**	**0**	0	**75.300**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	3.000	0	0	0	0	0	3.000
403	10	11	00	Servicios para la elaboración y suministro de comida	3.000	0	0	0	0	0	3.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	12.300	0	0	0	0	0	12.300
403	18	01	00	Impuesto al valor agregado	12.300	0	0	0	0	0	12.300
403	99	00	00	Otros servicios no personales	40.000	0	0	0	0	0	40.000
403	99	01	00	Otros servicios no personales	40.000	0	0	0	0	0	40.000
				Totales	**114.800**	**0**	**0**	**0**	**0**	0	**114.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118690 450261000 PLAN DE BIENESTAR SOCIAL PARA LOS TRABAJADORES (AS) DEL MINISTERIO DE PETRÓLEO Y MINERÍA Y SUS COMUNIDADES

OBJETIVO DEL PROYECTO: MEJOR EL NIVEL DE SATISFACCIÓN DE CALIDAD DE VIDA DE LOS TRABAJADORES (AS) Y LAS COMUNIDADES, EN EL MARCO DE LA SUPREMA FELICIDAD A TRAVÉS DE UNA ESTRUCTURA INCLUYENTE Y DE CONCIENCIA SOCIAL

UNIDAD DE MEDIDA: EVENTO **META:** 150

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450261003 JORNADAS DE SALUD Y OPERATIVOS

UNIDAD DE MEDIDA: JORNADA **META:** 29

RESPONSABLE/EJECUTOR: ÁREA DE BIENESTAR SOCIAL DEL MPP DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.000**	**0**	**0**	**0**	**0**	**0**	**6.000**
402	01	00	00	Productos alimenticios y agropecuarios	4.000	0	0	0	0	0	4.000
402	01	01	00	Alimentos y bebidas para personas	4.000	0	0	0	0	0	4.000
402	05	00	00	Productos de papel, cartón e impresos	2.000	0	0	0	0	0	2.000
402	05	03	00	Productos de papel y cartón para oficina	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**43.880**	**0**	**0**	**0**	**0**	**0**	**43.880**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000	0	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.000	0	0	0	0	0	5.000
403	07	02	00	Imprenta y reproducción	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	2.000	0	0	0	0	0	2.000
403	10	11	00	Servicios para la elaboración y suministro de comida	2.000	0	0	0	0	0	2.000
403	18	00	00	Impuestos indirectos	5.880	0	0	0	0	0	5.880
403	18	01	00	Impuesto al valor agregado	5.880	0	0	0	0	0	5.880
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**5.000**	**0**	**0**	**0**	**0**	**0**	**5.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
404	09	02	00	Equipos de computación	5.000	0	0	0	0	0	5.000
				Totales	**54.880**	**0**	**0**	**0**	**0**	**0**	**54.880**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118184 450262000 MIGRACIÓN A LA DISTRIBUCIÓN GNU/LINUX CANAIMA DE LAS ESTACIONES DE TRABAJO DEL MINISTERIO DE PETRÓLEO Y MINERÍA

OBJETIVO DEL PROYECTO: MIGRAR LAS ESTACIONES DE TRABAJO A LA DISTRIBUCIÓN GNU/LINUX CANAIMA LA CUAL SERÁ ADOPTADA POR TODOS LOS ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: SERVICIO TÉCNICO **META:** 542

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA E INFORMÁTICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.242.197**	**0**	**0**	**0**	**0**	**0**	**2.242.197**
401	01	00	00	Sueldos, salarios y otras retribuciones	652.854	0	0	0	0	0	652.854
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	640.566	0	0	0	0	0	640.566
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	495.977	0	0	0	0	0	495.977
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	495.977	0	0	0	0	0	495.977
401	03	00	00	Primas	520.355	0	0	0	0	0	520.355
401	03	08	00	Primas de profesionalización a empleados	121.182	0	0	0	0	0	121.182
401	03	09	00	Primas por antigüedad a empleados	197.148	0	0	0	0	0	197.148
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	163.800	0	0	0	0	0	163.800
401	03	47	00	Primas al personal de alto nivel y de dirección	5.465	0	0	0	0	0	5.465
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	3.265	0	0	0	0	0	3.265
401	04	06	00	Complemento a empleados por comisión de servicios	3.265	0	0	0	0	0	3.265
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	566.543	0	0	0	0	0	566.543
401	05	03	00	Bono vacacional a empleados	547.179	0	0	0	0	0	547.179
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.364	0	0	0	0	0	19.364
401	07	00	00	Asistencia socio-económica	3.203	0	0	0	0	0	3.203
401	07	01	00	Capacitación y adiestramiento a empleados	3.203	0	0	0	0	0	3.203
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**193.277**	**0**	**0**	**0**	**0**	**0**	**193.277**
402	01	00	00	Productos alimenticios y agropecuarios	1.000	0	0	0	0	0	1.000
402	01	01	00	Alimentos y bebidas para personas	1.000	0	0	0	0	0	1.000
402	05	00	00	Productos de papel, cartón e impresos	3.045	0	0	0	0	0	3.045
402	05	03	00	Productos de papel y cartón para oficina	3.045	0	0	0	0	0	3.045
402	06	00	00	Productos químicos y derivados	2.000	0	0	0	0	0	2.000
402	06	08	00	Productos plásticos	2.000	0	0	0	0	0	2.000
402	08	00	00	Productos metálicos	16.000	0	0	0	0	0	16.000
402	08	04	00	Productos metálicos estructurales	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118184 450262000 MIGRACIÓN A LA DISTRIBUCIÓN GNU/LINUX CANAIMA DE LAS ESTACIONES DE TRABAJO DEL MINISTERIO DE PETRÓLEO Y MINERÍA

OBJETIVO DEL PROYECTO: MIGRAR LAS ESTACIONES DE TRABAJO A LA DISTRIBUCIÓN GNU/LINUX CANAIMA LA CUAL SERÁ ADOPTADA POR TODOS LOS ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: SERVICIO TÉCNICO

META: 542

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA E INFORMÁTICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	07	00	Material de señalamiento	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	171.232	0	0	0	0	0	171.232
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.716	0	0	0	0	0	2.716
402	10	08	00	Materiales para equipos de computación	103.516	0	0	0	0	0	103.516
402	10	11	00	Materiales eléctricos	65.000	0	0	0	0	0	65.000
403	**00**	**00**	**00**	**Servicios no personales**	**171.554**	**0**	**0**	**0**	**0**	**0**	**171.554**
403	09	00	00	Viáticos y pasajes	15.000	0	0	0	0	0	15.000
403	09	01	00	Viáticos y pasajes dentro del país	15.000	0	0	0	0	0	15.000
403	10	00	00	Servicios profesionales y técnicos	60.000	0	0	0	0	0	60.000
403	10	07	00	Servicios de capacitación y adiestramiento	60.000	0	0	0	0	0	60.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
403	12	00	00	Conservación y reparaciones menores de obras	5.000	0	0	0	0	0	5.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	41.554	0	0	0	0	0	41.554
403	18	01	00	Impuesto al valor agregado	41.554	0	0	0	0	0	41.554
404	**00**	**00**	**00**	**Activos reales**	**23.000**	**0**	**0**	**0**	**0**	**0**	**23.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.000	0	0	0	0	0	3.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.000	0	0	0	0	0	3.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
				Totales	**2.630.028**	**0**	**0**	**0**	**0**	**0**	**2.630.028**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118184 450262000 MIGRACIÓN A LA DISTRIBUCIÓN GNU/LINUX CANAIMA DE LAS ESTACIONES DE TRABAJO DEL MINISTERIO DE PETRÓLEO Y MINERÍA

OBJETIVO DEL PROYECTO: MIGRAR LAS ESTACIONES DE TRABAJO A LA DISTRIBUCIÓN GNU/LINUX CANAIMA LA CUAL SERÁ ADOPTADA POR TODOS LOS ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: SERVICIO TÉCNICO

META: 542

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA E INFORMÁTICA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118184 450262000 MIGRACIÓN A LA DISTRIBUCIÓN GNU/LINUX CANAIMA DE LAS ESTACIONES DE TRABAJO DEL MINISTERIO DE PETRÓLEO Y MINERÍA

OBJETIVO DEL PROYECTO: MIGRAR LAS ESTACIONES DE TRABAJO A LA DISTRIBUCIÓN GNU/LINUX CANAIMA LA CUAL SERÁ ADOPTADA POR TODOS LOS ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: SERVICIO TÉCNICO **META:** 542

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA E INFORMÁTICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450262002 IMPLANTACIÓN DE NUEVOS DESARROLLOS EN SOFTWARE LIBRE PARA EL MENPET

UNIDAD DE MEDIDA: APLICACIÓN **META:** 8

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA E INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**145.600**	**0**	**0**	**0**	**0**	**0**	**145.600**
403	09	00	00	Viáticos y pasajes	15.000	0	0	0	0	0	15.000
403	09	01	00	Viáticos y pasajes dentro del país	15.000	0	0	0	0	0	15.000
403	10	00	00	Servicios profesionales y técnicos	60.000	0	0	0	0	0	60.000
403	10	07	00	Servicios de capacitación y adiestramiento	60.000	0	0	0	0	0	60.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
403	12	00	00	Conservación y reparaciones menores de obras	5.000	0	0	0	0	0	5.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	15.600	0	0	0	0	0	15.600
403	18	01	00	Impuesto al valor agregado	15.600	0	0	0	0	0	15.600
				Totales	**145.600**	**0**	**0**	**0**	**0**	**0**	**145.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118184 450262000 MIGRACIÓN A LA DISTRIBUCIÓN GNU/LINUX CANAIMA DE LAS ESTACIONES DE TRABAJO DEL MINISTERIO DE PETRÓLEO Y MINERÍA

OBJETIVO DEL PROYECTO: MIGRAR LAS ESTACIONES DE TRABAJO A LA DISTRIBUCIÓN GNU/LINUX CANAIMA LA CUAL SERÁ ADOPTADA POR TODOS LOS ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: SERVICIO TÉCNICO **META:** 542

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA E INFORMÁTICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450262003 MIGRACIÓN DE ESTACIONES DE TRABAJO A LA DISTRIBUCCIÓN GNU/LINUX CANAIMA

UNIDAD DE MEDIDA: INSTALACIÓN **META:** 530

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA E INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.760**	**0**	**0**	**0**	**0**	**0**	**2.760**
403	18	00	00	Impuestos indirectos	2.760	0	0	0	0	0	2.760
403	18	01	00	Impuesto al valor agregado	2.760	0	0	0	0	0	2.760
404	**00**	**00**	**00**	**Activos reales**	**23.000**	**0**	**0**	**0**	**0**	**0**	**23.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.000	0	0	0	0	0	3.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.000	0	0	0	0	0	3.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
				Totales	**25.760**	**0**	**0**	**0**	**0**	**0**	**25.760**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118184 450262000 MIGRACIÓN A LA DISTRIBUCIÓN GNU/LINUX CANAIMA DE LAS ESTACIONES DE TRABAJO DEL MINISTERIO DE PETRÓLEO Y MINERÍA

OBJETIVO DEL PROYECTO: MIGRAR LAS ESTACIONES DE TRABAJO A LA DISTRIBUCIÓN GNU/LINUX CANAIMA LA CUAL SERÁ ADOPTADA POR TODOS LOS ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: SERVICIO TÉCNICO **META:** 542

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA E INFORMÁTICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450262004 ACTUALIZACIÓN Y MANTENIMIENTO CONTINUO DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DE PETRÓLEO Y MINERÍA, LABORATORIOS DE PRUEBAS PARA EVALUAR HERRAMIENTAS LIBRES GIS, MACROS, ENTRE OTROS.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA E INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.242.197**	**0**	**0**	**0**	**0**	0	**2.242.197**
401	01	00	00	Sueldos, salarios y otras retribuciones	652.854	0	0	0	0	0	652.854
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	640.566	0	0	0	0	0	640.566
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.288	0	0	0	0	0	12.288
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	495.977	0	0	0	0	0	495.977
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	495.977	0	0	0	0	0	495.977
401	03	00	00	Primas	520.355	0	0	0	0	0	520.355
401	03	08	00	Primas de profesionalización a empleados	121.182	0	0	0	0	0	121.182
401	03	09	00	Primas por antigüedad a empleados	197.148	0	0	0	0	0	197.148
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	163.800	0	0	0	0	0	163.800
401	03	47	00	Primas al personal de alto nivel y de dirección	5.465	0	0	0	0	0	5.465
401	03	95	00	Otras primas al personal de alto nivel y de dirección	32.760	0	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	3.265	0	0	0	0	0	3.265
401	04	06	00	Complemento a empleados por comisión de servicios	3.265	0	0	0	0	0	3.265
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	566.543	0	0	0	0	0	566.543
401	05	03	00	Bono vacacional a empleados	547.179	0	0	0	0	0	547.179
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	19.364	0	0	0	0	0	19.364
401	07	00	00	Asistencia socio-económica	3.203	0	0	0	0	0	3.203
401	07	01	00	Capacitación y adiestramiento a empleados	3.203	0	0	0	0	0	3.203
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**193.277**	0	**0**	**0**	**0**	0	**193.277**
402	01	00	00	Productos alimenticios y agropecuarios	1.000	0	0	0	0	0	1.000
402	01	01	00	Alimentos y bebidas para personas	1.000	0	0	0	0	0	1.000
402	05	00	00	Productos de papel, cartón e impresos	3.045	0	0	0	0	0	3.045

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118184 450262000 MIGRACIÓN A LA DISTRIBUCIÓN GNU/LINUX CANAIMA DE LAS ESTACIONES DE TRABAJO DEL MINISTERIO DE PETRÓLEO Y MINERÍA

OBJETIVO DEL PROYECTO: MIGRAR LAS ESTACIONES DE TRABAJO A LA DISTRIBUCIÓN GNU/LINUX CANAIMA LA CUAL SERÁ ADOPTADA POR TODOS LOS ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: SERVICIO TÉCNICO **META:** 542

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA E INFORMÁTICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450262004 ACTUALIZACIÓN Y MANTENIMIENTO CONTINUO DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DE PETRÓLEO Y MINERÍA, LABORATORIOS DE PRUEBAS PARA EVALUAR HERRAMIENTAS LIBRES GIS, MACROS, ENTRE OTROS.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA E INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	3.045	0	0	0	0	0	3.045
402	06	00	00	Productos químicos y derivados	2.000	0	0	0	0	0	2.000
402	06	08	00	Productos plásticos	2.000	0	0	0	0	0	2.000
402	08	00	00	Productos metálicos	16.000	0	0	0	0	0	16.000
402	08	04	00	Productos metálicos estructurales	15.000	0	0	0	0	0	15.000
402	08	07	00	Material de señalamiento	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	171.232	0	0	0	0	0	171.232
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.716	0	0	0	0	0	2.716
402	10	08	00	Materiales para equipos de computación	103.516	0	0	0	0	0	103.516
402	10	11	00	Materiales eléctricos	65.000	0	0	0	0	0	65.000
403	**00**	**00**	**00**	**Servicios no personales**	**23.194**	**0**	**0**	**0**	**0**	**0**	**23.194**
403	18	00	00	Impuestos indirectos	23.194	0	0	0	0	0	23.194
403	18	01	00	Impuesto al valor agregado	23.194	0	0	0	0	0	23.194
				Totales	**2.458.668**	**0**	**0**	**0**	**0**	**0**	**2.458.668**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118345 450263000 ELABORACIÓN DEL MÓDULO DEL SISTEMA DE GESTIÓN DE REFINACIÓN PARA LA AUTOMATIZACIÓN DEL BALANCE DE LAS CORRIENTES INTERMEDIAS DE LAS REFINERÍAS QUE INTEGRAN EL SISTEMA DE REFINACIÓN NACIONAL

OBJETIVO DEL PROYECTO: INCORPORAR UN MÓDULO EN EL SISTEMA DE GESTIÓN REFINACIÓN, PARA AUTOMATIZAR EL BALANCE DE LAS CORRIENTES INTERMEDIAS DE LAS REFINERÍAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE REFINACIÓN DE PETRÓLEO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**127.431**	0	0	0	0	0	127.431
401	01	00	00	Sueldos, salarios y otras retribuciones	43.884	0	0	0	0	0	43.884
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	43.884	0	0	0	0	0	43.884
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	34.996	0	0	0	0	0	34.996
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	34.996	0	0	0	0	0	34.996
401	03	00	00	Primas	15.861	0	0	0	0	0	15.861
401	03	08	00	Primas de profesionalización a empleados	8.217	0	0	0	0	0	8.217
401	03	09	00	Primas por antigüedad a empleados	7.644	0	0	0	0	0	7.644
401	04	00	00	Complementos de sueldos y salarios	220	0	0	0	0	0	220
401	04	06	00	Complemento a empleados por comisión de servicios	220	0	0	0	0	0	220
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	32.250	0	0	0	0	0	32.250
401	05	03	00	Bono vacacional a empleados	32.250	0	0	0	0	0	32.250
401	07	00	00	Asistencia socio-económica	220	0	0	0	0	0	220
401	07	01	00	Capacitación y adiestramiento a empleados	220	0	0	0	0	0	220
402	00	00	00	**Materiales, suministros y mercancías**	**8.685**	0	0	0	0	0	8.685
402	05	00	00	Productos de papel, cartón e impresos	2.870	0	0	0	0	0	2.870
402	05	03	00	Productos de papel y cartón para oficina	2.600	0	0	0	0	0	2.600
402	05	06	00	Productos de papel y cartón para computación	270	0	0	0	0	0	270
402	10	00	00	Productos varios y útiles diversos	5.815	0	0	0	0	0	5.815
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	581	0	0	0	0	0	581
402	10	07	00	Productos de seguridad en el trabajo	1.000	0	0	0	0	0	1.000
402	10	08	00	Materiales para equipos de computación	4.234	0	0	0	0	0	4.234
403	00	00	00	**Servicios no personales**	**7.875**	0	0	0	0	0	7.875
403	07	00	00	Servicios de información, impresión y relaciones públicas	100	0	0	0	0	0	100
403	07	02	00	Imprenta y reproducción	100	0	0	0	0	0	100
403	09	00	00	Viáticos y pasajes	6.000	0	0	0	0	0	6.000
403	09	01	00	Viáticos y pasajes dentro del país	6.000	0	0	0	0	0	6.000
403	18	00	00	Impuestos indirectos	1.775	0	0	0	0	0	1.775

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118345 450263000 ELABORACIÓN DEL MÓDULO DEL SISTEMA DE GESTIÓN DE REFINACIÓN PARA LA AUTOMATIZACIÓN DEL BALANCE DE LAS CORRIENTES INTERMEDIAS DE LAS REFINERÍAS QUE INTEGRAN EL SISTEMA DE REFINACIÓN NACIONAL

OBJETIVO DEL PROYECTO: INCORPORAR UN MÓDULO EN EL SISTEMA DE GESTIÓN REFINACIÓN, PARA AUTOMATIZAR EL BALANCE DE LAS CORRIENTES INTERMEDIAS DE LAS REFINERÍAS

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE REFINACIÓN DE PETRÓLEO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	1.775	0	0	0	0	0	1.775
				Totales	**143.991**	**0**	**0**	**0**	**0**	**0**	**143.991**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118345 450263000 ELABORACIÓN DEL MÓDULO DEL SISTEMA DE GESTIÓN DE REFINACIÓN PARA LA AUTOMATIZACIÓN DEL BALANCE DE LAS CORRIENTES INTERMEDIAS DE LAS REFINERÍAS QUE INTEGRAN EL SISTEMA DE REFINACIÓN NACIONAL

OBJETIVO DEL PROYECTO: INCORPORAR UN MÓDULO EN EL SISTEMA DE GESTIÓN REFINACIÓN, PARA AUTOMATIZAR EL BALANCE DE LAS CORRIENTES INTERMEDIAS DE LAS REFINERÍAS

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE REFINACIÓN DE PETRÓLEO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 118345 450263000 ELABORACIÓN DEL MÓDULO DEL SISTEMA DE GESTIÓN DE REFINACIÓN PARA LA AUTOMATIZACIÓN DEL BALANCE DE LAS CORRIENTES INTERMEDIAS DE LAS REFINERÍAS QUE INTEGRAN EL SISTEMA DE REFINACIÓN NACIONAL

OBJETIVO DEL PROYECTO: INCORPORAR UN MÓDULO EN EL SISTEMA DE GESTIÓN REFINACIÓN, PARA AUTOMATIZAR EL BALANCE DE LAS CORRIENTES INTERMEDIAS DE LAS REFINERÍAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE REFINACIÓN DE PETRÓLEO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450263001 ELABORAR MÓDULO PARA CAPTACIÓN DE DATOS EN LAS REFINERÍAS

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE REFINACIÓN DE PETRÓLEO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**127.431**	**0**	**0**	**0**	**0**	0	**127.431**
401	01	00	00	Sueldos, salarios y otras retribuciones	43.884	0	0	0	0	0	43.884
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	43.884	0	0	0	0	0	43.884
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	34.996	0	0	0	0	0	34.996
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	34.996	0	0	0	0	0	34.996
401	03	00	00	Primas	15.861	0	0	0	0	0	15.861
401	03	08	00	Primas de profesionalización a empleados	8.217	0	0	0	0	0	8.217
401	03	09	00	Primas por antigüedad a empleados	7.644	0	0	0	0	0	7.644
401	04	00	00	Complementos de sueldos y salarios	220	0	0	0	0	0	220
401	04	06	00	Complemento a empleados por comisión de servicios	220	0	0	0	0	0	220
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	32.250	0	0	0	0	0	32.250
401	05	03	00	Bono vacacional a empleados	32.250	0	0	0	0	0	32.250
401	07	00	00	Asistencia socio-económica	220	0	0	0	0	0	220
401	07	01	00	Capacitación y adiestramiento a empleados	220	0	0	0	0	0	220
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.000**	**0**	**0**	**0**	**0**	0	**1.000**
402	10	00	00	Productos varios y útiles diversos	1.000	0	0	0	0	0	1.000
402	10	07	00	Productos de seguridad en el trabajo	1.000	0	0	0	0	0	1.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.720**	**0**	**0**	**0**	**0**	0	**5.720**
403	09	00	00	Viáticos y pasajes	5.000	0	0	0	0	0	5.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	720	0	0	0	0	0	720
403	18	01	00	Impuesto al valor agregado	720	0	0	0	0	0	720
				Totales	**134.151**	**0**	**0**	**0**	**0**	0	**134.151**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 118345 450263000 ELABORACIÓN DEL MÓDULO DEL SISTEMA DE GESTIÓN DE REFINACIÓN PARA LA AUTOMATIZACIÓN DEL BALANCE DE LAS CORRIENTES INTERMEDIAS DE LAS REFINERÍAS QUE INTEGRAN EL SISTEMA DE REFINACIÓN NACIONAL

OBJETIVO DEL PROYECTO: INCORPORAR UN MÓDULO EN EL SISTEMA DE GESTIÓN REFINACIÓN, PARA AUTOMATIZAR EL BALANCE DE LAS CORRIENTES INTERMEDIAS DE LAS REFINERÍAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE REFINACIÓN DE PETRÓLEO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 450263002 ELABORAR INTERFAZ GRÁFICA PARA REPRESENTACIÓN DE LA INFORMACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE REFINACIÓN DE PETRÓLEO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.685**	**0**	**0**	**0**	**0**	0	**7.685**
402	05	00	00	Productos de papel, cartón e impresos	2.870	0	0	0	0	0	2.870
402	05	03	00	Productos de papel y cartón para oficina	2.600	0	0	0	0	0	2.600
402	05	06	00	Productos de papel y cartón para computación	270	0	0	0	0	0	270
402	10	00	00	Productos varios y útiles diversos	4.815	0	0	0	0	0	4.815
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	581	0	0	0	0	0	581
402	10	08	00	Materiales para equipos de computación	4.234	0	0	0	0	0	4.234
403	**00**	**00**	**00**	**Servicios no personales**	**2.155**	**0**	**0**	**0**	**0**	0	**2.155**
403	07	00	00	Servicios de información, impresión y relaciones públicas	100	0	0	0	0	0	100
403	07	02	00	Imprenta y reproducción	100	0	0	0	0	0	100
403	09	00	00	Viáticos y pasajes	1.000	0	0	0	0	0	1.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	1.055	0	0	0	0	0	1.055
403	18	01	00	Impuesto al valor agregado	1.055	0	0	0	0	0	1.055
				Totales	**9.840**	**0**	**0**	**0**	**0**	0	**9.840**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 459999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APOYAR EL FUNCIONAMIENTO OPERATIVO DEL INSTITUTO NACIONAL DE GEOLOGÍA Y MINERÍA, DE LA FUNDACIÓN GUARDERÍA INFANTIL DEL MINISTERIO DE ENERGÍA Y MINAS "LA ALQUITRANA", FUNDACIÓN ORO NEGRO Y ENTE NACIONAL DEL GAS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 49.978.930

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**49.978.930**	**0**	**0**	**0**	**0**	**0**	**49.978.930**
407	01	00	00	Transferencias y donaciones corrientes internas	49.978.930	0	0	0	0	0	49.978.930
407	01	03	00	Transferencias corrientes internas al sector público	49.978.930	0	0	0	0	0	49.978.930
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	49.978.930	0	0	0	0	0	49.978.930
				Totales	**49.978.930**	**0**	**0**	**0**	**0**	**0**	**49.978.930**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 459999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APOYAR EL FUNCIONAMIENTO OPERATIVO DEL INSTITUTO NACIONAL DE GEOLOGÍA Y MINERÍA, DE LA FUNDACIÓN GUARDERÍA INFANTIL DEL MINISTERIO DE ENERGÍA Y MINAS "LA ALQUITRANA", FUNDACIÓN ORO NEGRO Y ENTE NACIONAL DEL GAS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 49.978.930

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**49.978.930**	**0**	**0**	**0**	**0**	**0**	**49.978.930**
407	01	00	00	Transferencias y donaciones corrientes internas	49.978.930	0	0	0	0	0	49.978.930
407	01	03	00	Transferencias corrientes internas al sector público	49.978.930	0	0	0	0	0	49.978.930
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	49.978.930	0	0	0	0	0	49.978.930
				- A0199 Instituto Nacional de Geología y Minería (INGEOMIN)	14.142.000	0	0	0	0	0	14.142.000
				- A0356 Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"	12.056.356	0	0	0	0	0	12.056.356
				- A0361 Fundación Oro Negro	13.031.274	0	0	0	0	0	13.031.274
				- A0900 Ente Nacional del Gas (ENAGAS)	10.749.300	0	0	0	0	0	10.749.300
				Totales	**49.978.930**	**0**	**0**	**0**	**0**	**0**	**49.978.930**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 459999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APOYAR EL FUNCIONAMIENTO OPERATIVO DEL INSTITUTO NACIONAL DE GEOLOGÍA Y MINERÍA, DE LA FUNDACIÓN GUARDERÍA INFANTIL DEL MINISTERIO DE ENERGÍA Y MINAS "LA ALQUITRANA", FUNDACIÓN ORO NEGRO Y ENTE NACIONAL DEL GAS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 49.978.930

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 459999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN GUARDERÍA INFANTIL DEL MINISTERIO DE ENERGÍA Y MINAS "LA ALQUITRANA"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.056.356**	**0**	**0**	**0**	**0**	0	**12.056.356**
407	01	00	00	Transferencias y donaciones corrientes internas	12.056.356	0	0	0	0	0	12.056.356
407	01	03	00	Transferencias corrientes internas al sector público	12.056.356	0	0	0	0	0	12.056.356
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	12.056.356	0	0	0	0	0	12.056.356
				Totales	**12.056.356**	**0**	**0**	**0**	**0**	0	**12.056.356**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 459999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APOYAR EL FUNCIONAMIENTO OPERATIVO DEL INSTITUTO NACIONAL DE GEOLOGÍA Y MINERÍA, DE LA FUNDACIÓN GUARDERÍA INFANTIL DEL MINISTERIO DE ENERGÍA Y MINAS "LA ALQUITRANA", FUNDACIÓN ORO NEGRO Y ENTE NACIONAL DEL GAS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 49.978.930

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 459999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN ORO NEGRO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.031.274**	**0**	**0**	**0**	**0**	**0**	**13.031.274**
407	01	00	00	Transferencias y donaciones corrientes internas	13.031.274	0	0	0	0	0	13.031.274
407	01	03	00	Transferencias corrientes internas al sector público	13.031.274	0	0	0	0	0	13.031.274
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	13.031.274	0	0	0	0	0	13.031.274
				Totales	**13.031.274**	**0**	**0**	**0**	**0**	**0**	**13.031.274**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 459999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APOYAR EL FUNCIONAMIENTO OPERATIVO DEL INSTITUTO NACIONAL DE GEOLOGÍA Y MINERÍA, DE LA FUNDACIÓN GUARDERÍA INFANTIL DEL MINISTERIO DE ENERGÍA Y MINAS "LA ALQUITRANA", FUNDACIÓN ORO NEGRO Y ENTE NACIONAL DEL GAS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 49.978.930

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 459999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE: ENTE NACIONAL DEL GAS (ENAGAS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.749.300**	0	0	0	0	0	**10.749.300**
407	01	00	00	Transferencias y donaciones corrientes internas	10.749.300	0	0	0	0	0	10.749.300
407	01	03	00	Transferencias corrientes internas al sector público	10.749.300	0	0	0	0	0	10.749.300
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	10.749.300	0	0	0	0	0	10.749.300
				Totales	**10.749.300**	**0**	**0**	**0**	**0**	0	**10.749.300**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 459999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APOYAR EL FUNCIONAMIENTO OPERATIVO DEL INSTITUTO NACIONAL DE GEOLOGÍA Y MINERÍA, DE LA FUNDACIÓN GUARDERÍA INFANTIL DEL MINISTERIO DE ENERGÍA Y MINAS "LA ALQUITRANA", FUNDACIÓN ORO NEGRO Y ENTE NACIONAL DEL GAS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 49.978.930

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 459999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE GEOLOGÍA Y MINERÍA (INGEOMIN)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**14.142.000**	**0**	**0**	**0**	**0**	**0**	**14.142.000**
407	01	00	00	Transferencias y donaciones corrientes internas	14.142.000	0	0	0	0	0	14.142.000
407	01	03	00	Transferencias corrientes internas al sector público	14.142.000	0	0	0	0	0	14.142.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	14.142.000	0	0	0	0	0	14.142.000
				Totales	**14.142.000**	**0**	**0**	**0**	**0**	**0**	**14.142.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**41.636.158**	**0**	**0**	**0**	**0**	**0**	**41.636.158**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.522.930	0	0	0	0	0	6.522.930
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.215.394	0	0	0	0	0	6.215.394
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	12.624	0	0	0	0	0	12.624
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	294.912	0	0	0	0	0	294.912
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.315.381	0	0	0	0	0	3.315.381
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.315.381	0	0	0	0	0	3.315.381
401	03	00	00	Primas	5.270.835	0	0	0	0	0	5.270.835
401	03	08	00	Primas de profesionalización a empleados	1.188.598	0	0	0	0	0	1.188.598
401	03	09	00	Primas por antigüedad a empleados	1.456.962	0	0	0	0	0	1.456.962
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.638.000	0	0	0	0	0	1.638.000
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	6.323	0	0	0	0	0	6.323
401	03	47	00	Primas al personal de alto nivel y de dirección	161.952	0	0	0	0	0	161.952
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	32.760	0	0	0	0	0	32.760
401	03	95	00	Otras primas al personal de alto nivel y de dirección	786.240	0	0	0	0	0	786.240
401	04	00	00	Complementos de sueldos y salarios	4.047.785	0	0	0	0	0	4.047.785
401	04	06	00	Complemento a empleados por comisión de servicios	32.627	0	0	0	0	0	32.627
401	04	08	00	Bono compensatorio de alimentación a empleados	3.759.220	0	0	0	0	0	3.759.220
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	8.354	0	0	0	0	0	8.354
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	200.496	0	0	0	0	0	200.496
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	47.088	0	0	0	0	0	47.088
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.485.077	0	0	0	0	0	5.485.077
401	05	03	00	Bono vacacional a empleados	4.994.490	0	0	0	0	0	4.994.490
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	19.738	0	0	0	0	0	19.738
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	470.849	0	0	0	0	0	470.849
401	06	00	00	Aportes patronales y legales	2.273.638	0	0	0	0	0	2.273.638
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.132.186	0	0	0	0	0	1.132.186
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	472.568	0	0	0	0	0	472.568
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	213.871	0	0	0	0	0	213.871
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	251.608	0	0	0	0	0	251.608
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por	4.475	0	0	0	0	0	4.475

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				altos funcionarios y altas funcionarias del poder público y de elección popular							
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	1.868	0	0	0	0	0	1.868
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	995	0	0	0	0	0	995
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	106.752	0	0	0	0	0	106.752
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	44.560	0	0	0	0	0	44.560
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	23.730	0	0	0	0	0	23.730
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	846	0	0	0	0	0	846
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	20.179	0	0	0	0	0	20.179
401	07	00	00	Asistencia socio-económica	8.543.266	0	0	0	0	0	8.543.266
401	07	01	00	Capacitación y adiestramiento a empleados	31.091	0	0	0	0	0	31.091
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.519.394	0	0	0	0	0	7.519.394
401	07	26	00	Dotación de uniformes a obreros	249.600	0	0	0	0	0	249.600
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	29.897	0	0	0	0	0	29.897
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	713.284	0	0	0	0	0	713.284
401	08	00	00	Prestaciones sociales e indemnizaciones	6.177.246	0	0	0	0	0	6.177.246
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.624.750	0	0	0	0	0	5.624.750
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	22.229	0	0	0	0	0	22.229
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	530.267	0	0	0	0	0	530.267
403	**00**	**00**	**00**	**Servicios no personales**	**212.240**	**0**	**0**	**0**	**0**	**0**	**212.240**
403	10	00	00	Servicios profesionales y técnicos	189.500	0	0	0	0	0	189.500
403	10	07	00	Servicios de capacitación y adiestramiento	189.500	0	0	0	0	0	189.500
403	18	00	00	Impuestos indirectos	22.740	0	0	0	0	0	22.740
403	18	01	00	Impuesto al valor agregado	22.740	0	0	0	0	0	22.740
				Totales	**41.848.398**	**0**	**0**	**0**	**0**	**0**	**41.848.398**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 450001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**41.636.158**	**0**	**0**	**0**	**0**	**0**	**41.636.158**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.522.930	0	0	0	0	0	6.522.930
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.215.394	0	0	0	0	0	6.215.394
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	12.624	0	0	0	0	0	12.624
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	294.912	0	0	0	0	0	294.912
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.315.381	0	0	0	0	0	3.315.381
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.315.381	0	0	0	0	0	3.315.381
401	03	00	00	Primas	5.270.835	0	0	0	0	0	5.270.835
401	03	08	00	Primas de profesionalización a empleados	1.188.598	0	0	0	0	0	1.188.598
401	03	09	00	Primas por antigüedad a empleados	1.456.962	0	0	0	0	0	1.456.962
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.638.000	0	0	0	0	0	1.638.000
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	6.323	0	0	0	0	0	6.323
401	03	47	00	Primas al personal de alto nivel y de dirección	161.952	0	0	0	0	0	161.952
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	32.760	0	0	0	0	0	32.760
401	03	95	00	Otras primas al personal de alto nivel y de dirección	786.240	0	0	0	0	0	786.240
401	04	00	00	Complementos de sueldos y salarios	4.047.785	0	0	0	0	0	4.047.785
401	04	06	00	Complemento a empleados por comisión de servicios	32.627	0	0	0	0	0	32.627
401	04	08	00	Bono compensatorio de alimentación a empleados	3.759.220	0	0	0	0	0	3.759.220
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	8.354	0	0	0	0	0	8.354
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	200.496	0	0	0	0	0	200.496
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	47.088	0	0	0	0	0	47.088
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.485.077	0	0	0	0	0	5.485.077
401	05	03	00	Bono vacacional a empleados	4.994.490	0	0	0	0	0	4.994.490
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	19.738	0	0	0	0	0	19.738
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	470.849	0	0	0	0	0	470.849
401	06	00	00	Aportes patronales y legales	2.273.638	0	0	0	0	0	2.273.638

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 450001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.132.186	0	0	0	0	0	1.132.186
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	472.568	0	0	0	0	0	472.568
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	213.871	0	0	0	0	0	213.871
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	251.608	0	0	0	0	0	251.608
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	4.475	0	0	0	0	0	4.475
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	1.868	0	0	0	0	0	1.868
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	995	0	0	0	0	0	995
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	106.752	0	0	0	0	0	106.752
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	44.560	0	0	0	0	0	44.560
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	23.730	0	0	0	0	0	23.730
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	846	0	0	0	0	0	846
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	20.179	0	0	0	0	0	20.179
401	07	00	00	Asistencia socio-económica	8.543.266	0	0	0	0	0	8.543.266
401	07	01	00	Capacitación y adiestramiento a empleados	31.091	0	0	0	0	0	31.091
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.519.394	0	0	0	0	0	7.519.394
401	07	26	00	Dotación de uniformes a obreros	249.600	0	0	0	0	0	249.600
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	29.897	0	0	0	0	0	29.897
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	713.284	0	0	0	0	0	713.284
401	08	00	00	Prestaciones sociales e indemnizaciones	6.177.246	0	0	0	0	0	6.177.246
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.624.750	0	0	0	0	0	5.624.750
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	22.229	0	0	0	0	0	22.229
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	530.267	0	0	0	0	0	530.267
403	**00**	**00**	**00**	**Servicios no personales**	**212.240**	**0**	**0**	**0**	**0**	**0**	**212.240**
403	10	00	00	Servicios profesionales y técnicos	189.500	0	0	0	0	0	189.500
403	10	07	00	Servicios de capacitación y adiestramiento	189.500	0	0	0	0	0	189.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 450001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	18	00	00	Impuestos indirectos	22.740	0	0	0	0	0	22.740
403	18	01	00	Impuesto al valor agregado	22.740	0	0	0	0	0	22.740
				Totales	**41.848.398**	0	0	0	0	0	**41.848.398**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**441.405**	**0**	**0**	**0**	**0**	**0**	**441.405**
402	01	00	00	Productos alimenticios y agropecuarios	69.000	0	0	0	0	0	69.000
402	01	01	00	Alimentos y bebidas para personas	67.000	0	0	0	0	0	67.000
402	01	03	00	Productos agrícolas y pecuarios	2.000	0	0	0	0	0	2.000
402	05	00	00	Productos de papel, cartón e impresos	137.493	0	0	0	0	0	137.493
402	05	03	00	Productos de papel y cartón para oficina	80.614	0	0	0	0	0	80.614
402	05	04	00	Libros, revistas y periódicos	24.307	0	0	0	0	0	24.307
402	05	06	00	Productos de papel y cartón para computación	32.572	0	0	0	0	0	32.572
402	06	00	00	Productos químicos y derivados	27.579	0	0	0	0	0	27.579
402	06	08	00	Productos plásticos	27.579	0	0	0	0	0	27.579
402	10	00	00	Productos varios y útiles diversos	207.333	0	0	0	0	0	207.333
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	45.374	0	0	0	0	0	45.374
402	10	07	00	Productos de seguridad en el trabajo	16.000	0	0	0	0	0	16.000
402	10	08	00	Materiales para equipos de computación	145.959	0	0	0	0	0	145.959
403	**00**	**00**	**00**	**Servicios no personales**	**1.719.612**	**0**	**0**	**0**	**0**	**0**	**1.719.612**
403	06	00	00	Servicios de transporte y almacenaje	8.656	0	0	0	0	0	8.656
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	8.656	0	0	0	0	0	8.656
403	07	00	00	Servicios de información, impresión y relaciones públicas	57.303	0	0	0	0	0	57.303
403	07	01	00	Publicidad y propaganda	1.182	0	0	0	0	0	1.182
403	07	02	00	Imprenta y reproducción	32.281	0	0	0	0	0	32.281
403	07	03	00	Relaciones sociales	1.680	0	0	0	0	0	1.680
403	07	04	00	Avisos	22.160	0	0	0	0	0	22.160
403	09	00	00	Viáticos y pasajes	979.800	0	0	0	0	0	979.800
403	09	01	00	Viáticos y pasajes dentro del país	461.000	0	0	0	0	0	461.000
403	09	02	00	Viáticos y pasajes fuera del país	518.800	0	0	0	0	0	518.800
403	10	00	00	Servicios profesionales y técnicos	175.746	0	0	0	0	0	175.746
403	10	11	00	Servicios para la elaboración y suministro de comida	50.000	0	0	0	0	0	50.000
403	10	99	00	Otros servicios profesionales y técnicos	125.746	0	0	0	0	0	125.746
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	50.033	0	0	0	0	0	50.033
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	50.033	0	0	0	0	0	50.033
403	15	00	00	Servicios fiscales	3.000	0	0	0	0	0	3.000
403	15	02	00	Tasas y otros derechos obligatorios	3.000	0	0	0	0	0	3.000
403	18	00	00	Impuestos indirectos	274.074	0	0	0	0	0	274.074

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **ACCIÓN CENTRALIZADA:** 450002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	274.074	0	0	0	0	0	274.074
403	99	00	00	Otros servicios no personales	171.000	0	0	0	0	0	171.000
403	99	01	00	Otros servicios no personales	171.000	0	0	0	0	0	171.000
404	**00**	**00**	**00**	**Activos reales**	**396.920**	**0**	**0**	**0**	**0**	**0**	**396.920**
404	01	00	00	Repuestos y reparaciones mayores	26.400	0	0	0	0	0	26.400
404	01	01	00	Repuestos mayores	15.400	0	0	0	0	0	15.400
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	15.400	0	0	0	0	0	15.400
404	01	02	00	Reparaciones mayores de maquinaria y equipos	11.000	0	0	0	0	0	11.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	11.000	0	0	0	0	0	11.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	246.520	0	0	0	0	0	246.520
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	246.520	0	0	0	0	0	246.520
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.000	0	0	0	0	0	2.000
404	05	01	00	Equipos de telecomunicaciones	2.000	0	0	0	0	0	2.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	122.000	0	0	0	0	0	122.000
404	09	02	00	Equipos de computación	122.000	0	0	0	0	0	122.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**19.280.364**	**0**	**0**	**0**	**0**	**0**	**19.280.364**
407	01	00	00	Transferencias y donaciones corrientes internas	19.280.364	0	0	0	0	0	19.280.364
407	01	01	00	Transferencias corrientes internas al sector privado	40.000	0	0	0	0	0	40.000
407	01	01	75	Subsidios a organismos laborales y gremiales	1.000	0	0	0	0	0	1.000
407	01	01	78	Subsidios científicos al sector privado	39.000	0	0	0	0	0	39.000
407	01	03	00	Transferencias corrientes internas al sector público	19.240.364	0	0	0	0	0	19.240.364
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	19.240.364	0	0	0	0	0	19.240.364
				Totales	**21.838.301**	**0**	**0**	**0**	**0**	**0**	**21.838.301**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **ACCIÓN CENTRALIZADA:** 450002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**19.280.364**	**0**	**0**	**0**	**0**	**0**	**19.280.364**
407	01	00	00	Transferencias y donaciones corrientes internas	19.280.364	0	0	0	0	0	19.280.364
407	01	01	00	Transferencias corrientes internas al sector privado	40.000	0	0	0	0	0	40.000
407	01	01	75	Subsidios a organismos laborales y gremiales	1.000	0	0	0	0	0	1.000
				- S0916 Sindicato Unico de Obreros Dependientes del Estado (S.U.O.D.E.)	1.000	0	0	0	0	0	1.000
407	01	01	78	Subsidios científicos al sector privado	39.000	0	0	0	0	0	39.000
				- S0197 Centro de Estudios de la Organización de Países Exportadores de Petróleo (CENTROPEP)	39.000	0	0	0	0	0	39.000
407	01	03	00	Transferencias corrientes internas al sector público	19.240.364	0	0	0	0	0	19.240.364
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	19.240.364	0	0	0	0	0	19.240.364
				- A0199 Instituto Nacional de Geología y Minería (INGEOMIN)	8.858.000	0	0	0	0	0	8.858.000
				- A0361 Fundación Oro Negro	5.584.832	0	0	0	0	0	5.584.832
				- A0428 Fundación Misión Piar	346.832	0	0	0	0	0	346.832
				- A0900 Ente Nacional del Gas (ENAGAS)	4.450.700	0	0	0	0	0	4.450.700
				Totales	**19.280.364**	**0**	**0**	**0**	**0**	**0**	**19.280.364**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **ACCIÓN CENTRALIZADA:** 450002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 450002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**441.405**	**0**	**0**	**0**	**0**	**0**	**441.405**
402	01	00	00	Productos alimenticios y agropecuarios	69.000	0	0	0	0	0	69.000
402	01	01	00	Alimentos y bebidas para personas	67.000	0	0	0	0	0	67.000
402	01	03	00	Productos agrícolas y pecuarios	2.000	0	0	0	0	0	2.000
402	05	00	00	Productos de papel, cartón e impresos	137.493	0	0	0	0	0	137.493
402	05	03	00	Productos de papel y cartón para oficina	80.614	0	0	0	0	0	80.614
402	05	04	00	Libros, revistas y periódicos	24.307	0	0	0	0	0	24.307
402	05	06	00	Productos de papel y cartón para computación	32.572	0	0	0	0	0	32.572
402	06	00	00	Productos químicos y derivados	27.579	0	0	0	0	0	27.579
402	06	08	00	Productos plásticos	27.579	0	0	0	0	0	27.579
402	10	00	00	Productos varios y útiles diversos	207.333	0	0	0	0	0	207.333
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	45.374	0	0	0	0	0	45.374
402	10	07	00	Productos de seguridad en el trabajo	16.000	0	0	0	0	0	16.000
402	10	08	00	Materiales para equipos de computación	145.959	0	0	0	0	0	145.959
403	**00**	**00**	**00**	**Servicios no personales**	**1.719.612**	**0**	**0**	**0**	**0**	**0**	**1.719.612**
403	06	00	00	Servicios de transporte y almacenaje	8.656	0	0	0	0	0	8.656
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	8.656	0	0	0	0	0	8.656
403	07	00	00	Servicios de información, impresión y relaciones públicas	57.303	0	0	0	0	0	57.303
403	07	01	00	Publicidad y propaganda	1.182	0	0	0	0	0	1.182
403	07	02	00	Imprenta y reproducción	32.281	0	0	0	0	0	32.281
403	07	03	00	Relaciones sociales	1.680	0	0	0	0	0	1.680
403	07	04	00	Avisos	22.160	0	0	0	0	0	22.160
403	09	00	00	Viáticos y pasajes	979.800	0	0	0	0	0	979.800
403	09	01	00	Viáticos y pasajes dentro del país	461.000	0	0	0	0	0	461.000
403	09	02	00	Viáticos y pasajes fuera del país	518.800	0	0	0	0	0	518.800
403	10	00	00	Servicios profesionales y técnicos	175.746	0	0	0	0	0	175.746
403	10	11	00	Servicios para la elaboración y suministro de comida	50.000	0	0	0	0	0	50.000
403	10	99	00	Otros servicios profesionales y técnicos	125.746	0	0	0	0	0	125.746

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 450002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	50.033	0	0	0	0	0	50.033
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	50.033	0	0	0	0	0	50.033
403	15	00	00	Servicios fiscales	3.000	0	0	0	0	0	3.000
403	15	02	00	Tasas y otros derechos obligatorios	3.000	0	0	0	0	0	3.000
403	18	00	00	Impuestos indirectos	274.074	0	0	0	0	0	274.074
403	18	01	00	Impuesto al valor agregado	274.074	0	0	0	0	0	274.074
403	99	00	00	Otros servicios no personales	171.000	0	0	0	0	0	171.000
403	99	01	00	Otros servicios no personales	171.000	0	0	0	0	0	171.000
404	**00**	**00**	**00**	**Activos reales**	**396.920**	**0**	**0**	**0**	**0**	**0**	**396.920**
404	01	00	00	Repuestos y reparaciones mayores	26.400	0	0	0	0	0	26.400
404	01	01	00	Repuestos mayores	15.400	0	0	0	0	0	15.400
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	15.400	0	0	0	0	0	15.400
404	01	02	00	Reparaciones mayores de maquinaria y equipos	11.000	0	0	0	0	0	11.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	11.000	0	0	0	0	0	11.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	246.520	0	0	0	0	0	246.520
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	246.520	0	0	0	0	0	246.520
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.000	0	0	0	0	0	2.000
404	05	01	00	Equipos de telecomunicaciones	2.000	0	0	0	0	0	2.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	122.000	0	0	0	0	0	122.000
404	09	02	00	Equipos de computación	122.000	0	0	0	0	0	122.000
				Totales	**2.557.937**	**0**	**0**	**0**	**0**	**0**	**2.557.937**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **ACCIÓN CENTRALIZADA:** 450002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 450002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**40.000**	**0**	**0**	**0**	**0**	**0**	**40.000**
407	01	00	00	Transferencias y donaciones corrientes internas	40.000	0	0	0	0	0	40.000
407	01	01	00	Transferencias corrientes internas al sector privado	40.000	0	0	0	0	0	40.000
407	01	01	75	Subsidios a organismos laborales y gremiales	1.000	0	0	0	0	0	1.000
407	01	01	78	Subsidios científicos al sector privado	39.000	0	0	0	0	0	39.000
				Totales	**40.000**	**0**	**0**	**0**	**0**	**0**	**40.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **ACCIÓN CENTRALIZADA:** 450002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 450002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**19.240.364**	**0**	**0**	**0**	**0**	**0**	**19.240.364**
407	01	00	00	Transferencias y donaciones corrientes internas	19.240.364	0	0	0	0	0	19.240.364
407	01	03	00	Transferencias corrientes internas al sector público	19.240.364	0	0	0	0	0	19.240.364
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	19.240.364	0	0	0	0	0	19.240.364
				Totales	**19.240.364**	**0**	**0**	**0**	**0**	**0**	**19.240.364**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **ACCIÓN CENTRALIZADA:** 450003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**67.362.978**	**0**	**0**	**0**	**0**	**0**	**67.362.978**
407	01	00	00	Transferencias y donaciones corrientes internas	67.362.978	0	0	0	0	0	67.362.978
407	01	01	00	Transferencias corrientes internas al sector privado	67.362.978	0	0	0	0	0	67.362.978
407	01	01	01	Pensiones del personal empleado, obrero y militar	9.725.256	0	0	0	0	0	9.725.256
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	26.448.564	0	0	0	0	0	26.448.564
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.175.135	0	0	0	0	0	1.175.135
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.312.305	0	0	0	0	0	7.312.305
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	3.195.868	0	0	0	0	0	3.195.868
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	19.505.850	0	0	0	0	0	19.505.850
				Totales	**67.362.978**	**0**	**0**	**0**	**0**	**0**	**67.362.978**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **ACCIÓN CENTRALIZADA:** 450003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 450003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**67.362.978**	**0**	**0**	**0**	**0**	**0**	**67.362.978**
407	01	00	00	Transferencias y donaciones corrientes internas	67.362.978	0	0	0	0	0	67.362.978
407	01	01	00	Transferencias corrientes internas al sector privado	67.362.978	0	0	0	0	0	67.362.978
407	01	01	01	Pensiones del personal empleado, obrero y militar	9.725.256	0	0	0	0	0	9.725.256
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	26.448.564	0	0	0	0	0	26.448.564
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.175.135	0	0	0	0	0	1.175.135
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.312.305	0	0	0	0	0	7.312.305
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	3.195.868	0	0	0	0	0	3.195.868
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	19.505.850	0	0	0	0	0	19.505.850
				Totales	**67.362.978**	**0**	**0**	**0**	**0**	**0**	**67.362.978**

46

Ministerio del Poder Popular para la Cultura

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**226.135.677**	0	0	0	0	0	**226.135.677**
401	01	00	00	Sueldos, salarios y otras retribuciones	69.301.521	0	0	0	0	0	69.301.521
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.158.419	0	0	0	0	0	3.158.419
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	5.459.171	0	0	0	0	0	5.459.171
401	01	18	00	Remuneraciones al personal contratado	45.038.832	0	0	0	0	0	45.038.832
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	424.793	0	0	0	0	0	424.793
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	5.724.863	0	0	0	0	0	5.724.863
401	01	99	00	Otras retribuciones	9.470.202	0	0	0	0	0	9.470.202
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.779.348	0	0	0	0	0	1.779.348
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.003.340	0	0	0	0	0	1.003.340
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	776.008	0	0	0	0	0	776.008
401	03	00	00	Primas	27.879.359	0	0	0	0	0	27.879.359
401	03	02	00	Primas de transporte a empleados	536.400	0	0	0	0	0	536.400
401	03	04	00	Primas por hijos a empleados	25.200	0	0	0	0	0	25.200
401	03	08	00	Primas de profesionalización a empleados	376.489	0	0	0	0	0	376.489
401	03	09	00	Primas por antigüedad a empleados	497.400	0	0	0	0	0	497.400
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.984.046	0	0	0	0	0	1.984.046
401	03	17	00	Primas de transporte a obreros	1.447.200	0	0	0	0	0	1.447.200
401	03	19	00	Primas por hijos de obreros	399.600	0	0	0	0	0	399.600
401	03	21	00	Primas por antigüedad a obreros	667.200	0	0	0	0	0	667.200
401	03	22	00	Primas de profesionalización a obreros	15.425	0	0	0	0	0	15.425
401	03	37	00	Primas de transporte al personal contratado	6.526.800	0	0	0	0	0	6.526.800
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	27.765	0	0	0	0	0	27.765
401	03	47	00	Primas al personal de alto nivel y de dirección	13.673.034	0	0	0	0	0	13.673.034
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	265.200	0	0	0	0	0	265.200
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.437.600	0	0	0	0	0	1.437.600
401	04	00	00	Complementos de sueldos y salarios	23.988.165	0	0	0	0	0	23.988.165
401	04	06	00	Complemento a empleados por comisión de servicios	82.308	0	0	0	0	0	82.308
401	04	08	00	Bono compensatorio de alimentación a empleados	788.400	0	0	0	0	0	788.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	09	00	Bono compensatorio de transporte a empleados	192.000	0	0	0	0	0	192.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	300.000	0	0	0	0	0	300.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	150.000	0	0	0	0	0	150.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.839.809	0	0	0	0	0	1.839.809
401	04	19	00	Bono compensatorio de transporte a obreros	50.400	0	0	0	0	0	50.400
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	405.000	0	0	0	0	0	405.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	15.084.409	0	0	0	0	0	15.084.409
401	04	27	00	Bono compensatorio de transporte al personal contratado	567.600	0	0	0	0	0	567.600
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	16.200	0	0	0	0	0	16.200
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	18.000	0	0	0	0	0	18.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	3.760.400	0	0	0	0	0	3.760.400
401	04	96	00	Otros complementos a empleados	121.387	0	0	0	0	0	121.387
401	04	97	00	Otros complementos a obreros	44.950	0	0	0	0	0	44.950
401	04	98	00	Otros complementos al personal contratado	567.302	0	0	0	0	0	567.302
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	31.940.569	0	0	0	0	0	31.940.569
401	05	01	00	Aguinaldos a empleados	725.647	0	0	0	0	0	725.647
401	05	03	00	Bono vacacional a empleados	334.533	0	0	0	0	0	334.533
401	05	04	00	Aguinaldos a obreros	1.780.903	0	0	0	0	0	1.780.903
401	05	06	00	Bono vacacional a obreros	1.043.611	0	0	0	0	0	1.043.611
401	05	07	00	Aguinaldos al personal contratado	14.374.664	0	0	0	0	0	14.374.664
401	05	08	00	Bono vacacional al personal contratado	5.591.911	0	0	0	0	0	5.591.911
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	33.057	0	0	0	0	0	33.057
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	13.223	0	0	0	0	0	13.223
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	5.517.374	0	0	0	0	0	5.517.374
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	2.525.646	0	0	0	0	0	2.525.646
401	06	00	00	Aportes patronales y legales	12.956.805	0	0	0	0	0	12.956.805
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	574.671	0	0	0	0	0	574.671
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	165.050	0	0	0	0	0	165.050
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	129.313	0	0	0	0	0	129.313
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	113.884	0	0	0	0	0	113.884

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	789.620	0	0	0	0	0	789.620
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	281.775	0	0	0	0	0	281.775
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	175.471	0	0	0	0	0	175.471
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	188.847	0	0	0	0	0	188.847
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.694.000	0	0	0	0	0	4.694.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	913.092	0	0	0	0	0	913.092
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	12.358	0	0	0	0	0	12.358
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.570	0	0	0	0	0	3.570
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.380	0	0	0	0	0	2.380
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.371.017	0	0	0	0	0	2.371.017
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	553.864	0	0	0	0	0	553.864
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	456.700	0	0	0	0	0	456.700
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	2.746	0	0	0	0	0	2.746
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	524.556	0	0	0	0	0	524.556
401	06	95	00	Otros aportes legales por personal contratado	1.003.891	0	0	0	0	0	1.003.891
401	07	00	00	Asistencia socio-económica	41.919.360	0	0	0	0	0	41.919.360
401	07	03	00	Ayudas por matrimonio a empleados	12.000	0	0	0	0	0	12.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	10.000	0	0	0	0	0	10.000
401	07	05	00	Ayudas por defunción a empleados	15.000	0	0	0	0	0	15.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.130.000	0	0	0	0	0	1.130.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	623.308	0	0	0	0	0	623.308
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.160.000	0	0	0	0	0	1.160.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	127.500	0	0	0	0	0	127.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	196.380	0	0	0	0	0	196.380
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	471.600	0	0	0	0	0	471.600
401	07	19	00	Ayudas por matrimonio de obreros	14.000	0	0	0	0	0	14.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	46.494	0	0	0	0	0	46.494
401	07	21	00	Ayudas por defunción a obreros	20.000	0	0	0	0	0	20.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.100.000	0	0	0	0	0	2.100.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	939.250	0	0	0	0	0	939.250
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.570.000	0	0	0	0	0	1.570.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	358.500	0	0	0	0	0	358.500
401	07	26	00	Dotación de uniformes a obreros	1.955.000	0	0	0	0	0	1.955.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	117.804	0	0	0	0	0	117.804
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	177.600	0	0	0	0	0	177.600
401	07	33	00	Asistencia socio-económica al personal contratado	22.358.151	0	0	0	0	0	22.358.151
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	20.000	0	0	0	0	0	20.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	11.901	0	0	0	0	0	11.901
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	10.000	0	0	0	0	0	10.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	62.000	0	0	0	0	0	62.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	152.500	0	0	0	0	0	152.500
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	52.500	0	0	0	0	0	52.500
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	3.370.000	0	0	0	0	0	3.370.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	2.284.122	0	0	0	0	0	2.284.122
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.553.750	0	0	0	0	0	2.553.750
401	08	00	00	Prestaciones sociales e indemnizaciones	16.370.550	0	0	0	0	0	16.370.550
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.759.036	0	0	0	0	0	1.759.036
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.017.481	0	0	0	0	0	1.017.481
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	10.397.085	0	0	0	0	0	10.397.085
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	7.713	0	0	0	0	0	7.713
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.189.235	0	0	0	0	0	3.189.235
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**27.990.371**	**0**	**0**	**0**	**0**	**0**	**27.990.371**
402	01	00	00	Productos alimenticios y agropecuarios	5.336.075	0	0	0	0	0	5.336.075
402	01	01	00	Alimentos y bebidas para personas	5.336.075	0	0	0	0	0	5.336.075
402	02	00	00	Productos de minas, canteras y yacimientos	206.304	0	0	0	0	0	206.304
402	02	03	00	Mineral de hierro	30.000	0	0	0	0	0	30.000
402	02	05	00	Piedra, arcilla, arena y tierra	135.120	0	0	0	0	0	135.120

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	02	99	00	Otros productos de minas, canteras y yacimientos	41.184	0	0	0	0	0	41.184
402	03	00	00	Textiles y vestuarios	1.140.532	0	0	0	0	0	1.140.532
402	03	01	00	Textiles	354.092	0	0	0	0	0	354.092
402	03	02	00	Prendas de vestir	760.000	0	0	0	0	0	760.000
402	03	03	00	Calzados	16.440	0	0	0	0	0	16.440
402	03	99	00	Otros productos textiles y vestuarios	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	1.257.600	0	0	0	0	0	1.257.600
402	04	01	00	Cueros y pieles	10.000	0	0	0	0	0	10.000
402	04	03	00	Cauchos y tripas para vehículos	1.223.600	0	0	0	0	0	1.223.600
402	04	99	00	Otros productos de cuero y caucho	24.000	0	0	0	0	0	24.000
402	05	00	00	Productos de papel, cartón e impresos	2.257.630	0	0	0	0	0	2.257.630
402	05	01	00	Pulpa de madera, papel y cartón	489.998	0	0	0	0	0	489.998
402	05	02	00	Envases y cajas de papel y cartón	320.572	0	0	0	0	0	320.572
402	05	03	00	Productos de papel y cartón para oficina	641.592	0	0	0	0	0	641.592
402	05	04	00	Libros, revistas y periódicos	204.340	0	0	0	0	0	204.340
402	05	05	00	Material de enseñanza	155.000	0	0	0	0	0	155.000
402	05	06	00	Productos de papel y cartón para computación	257.000	0	0	0	0	0	257.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	148.628	0	0	0	0	0	148.628
402	05	99	00	Otros productos de pulpa, papel y cartón	40.500	0	0	0	0	0	40.500
402	06	00	00	Productos químicos y derivados	1.915.264	0	0	0	0	0	1.915.264
402	06	03	00	Tintas, pinturas y colorantes	1.192.675	0	0	0	0	0	1.192.675
402	06	04	00	Productos farmacéuticos y medicamentos	154.220	0	0	0	0	0	154.220
402	06	05	00	Productos de tocador	37.800	0	0	0	0	0	37.800
402	06	06	00	Combustibles y lubricantes	309.712	0	0	0	0	0	309.712
402	06	08	00	Productos plásticos	196.857	0	0	0	0	0	196.857
402	06	99	00	Otros productos de la industria química y conexos	24.000	0	0	0	0	0	24.000
402	07	00	00	Productos minerales no metálicos	172.664	0	0	0	0	0	172.664
402	07	02	00	Vidrios y productos de vidrio	135.504	0	0	0	0	0	135.504
402	07	03	00	Productos de arcilla para construcción	3.432	0	0	0	0	0	3.432
402	07	04	00	Cemento, cal y yeso	33.728	0	0	0	0	0	33.728
402	08	00	00	Productos metálicos	3.775.255	0	0	0	0	0	3.775.255

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	01	00	Productos primarios de hierro y acero	326.512	0	0	0	0	0	326.512
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	506.847	0	0	0	0	0	506.847
402	08	04	00	Productos metálicos estructurales	96.096	0	0	0	0	0	96.096
402	08	08	00	Material de educación	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.117.072	0	0	0	0	0	2.117.072
402	08	10	00	Repuestos y accesorios para otros equipos	705.000	0	0	0	0	0	705.000
402	08	99	00	Otros productos metálicos	13.728	0	0	0	0	0	13.728
402	09	00	00	Productos de madera	417.641	0	0	0	0	0	417.641
402	09	01	00	Productos primarios de madera	326.536	0	0	0	0	0	326.536
402	09	02	00	Muebles y accesorios de madera para edificaciones	49.421	0	0	0	0	0	49.421
402	09	99	00	Otros productos de madera	41.684	0	0	0	0	0	41.684
402	10	00	00	Productos varios y útiles diversos	8.744.682	0	0	0	0	0	8.744.682
402	10	01	00	Artículos de deporte, recreación y juguetes	79.710	0	0	0	0	0	79.710
402	10	02	00	Materiales y útiles de limpieza y aseo	388.456	0	0	0	0	0	388.456
402	10	03	00	Utensilios de cocina y comedor	125.109	0	0	0	0	0	125.109
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	12.746	0	0	0	0	0	12.746
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	892.412	0	0	0	0	0	892.412
402	10	06	00	Condecoraciones, ofrendas y similares	136.310	0	0	0	0	0	136.310
402	10	07	00	Productos de seguridad en el trabajo	225.026	0	0	0	0	0	225.026
402	10	08	00	Materiales para equipos de computación	4.103.096	0	0	0	0	0	4.103.096
402	10	11	00	Materiales eléctricos	1.300.576	0	0	0	0	0	1.300.576
402	10	12	00	Materiales para instalaciones sanitarias	407.104	0	0	0	0	0	407.104
402	10	13	00	Materiales fotográficos	126.000	0	0	0	0	0	126.000
402	10	99	00	Otros productos y útiles diversos	948.137	0	0	0	0	0	948.137
402	99	00	00	Otros materiales y suministros	2.766.724	0	0	0	0	0	2.766.724
402	99	01	00	Otros materiales y suministros	2.766.724	0	0	0	0	0	2.766.724
403	**00**	**00**	**00**	**Servicios no personales**	**102.237.694**	**0**	**0**	**0**	**0**	**0**	**102.237.694**
403	01	00	00	Alquileres de inmuebles	3.055.000	0	0	0	0	0	3.055.000
403	01	01	00	Alquileres de edificios y locales	3.030.000	0	0	0	0	0	3.030.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	25.000	0	0	0	0	0	25.000
403	02	00	00	Alquileres de maquinaria y equipos	267.280	0	0	0	0	0	267.280

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	162.280	0	0	0	0	0	162.280
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	5.000	0	0	0	0	0	5.000
403	02	99	00	Alquileres de otras maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	03	00	00	Derechos sobre bienes intangibles	95.800	0	0	0	0	0	95.800
403	03	03	00	Paquetes y programas de computación	95.800	0	0	0	0	0	95.800
403	04	00	00	Servicios básicos	4.727.781	0	0	0	0	0	4.727.781
403	04	01	00	Electricidad	246.003	0	0	0	0	0	246.003
403	04	02	00	Gas	31.000	0	0	0	0	0	31.000
403	04	03	00	Agua	182.500	0	0	0	0	0	182.500
403	04	04	00	Teléfonos	3.529.500	0	0	0	0	0	3.529.500
403	04	05	00	Servicio de comunicaciones	471.000	0	0	0	0	0	471.000
403	04	06	00	Servicio de aseo urbano y domiciliario	252.778	0	0	0	0	0	252.778
403	04	07	00	Servicio de condominio	15.000	0	0	0	0	0	15.000
403	06	00	00	Servicios de transporte y almacenaje	1.605.320	0	0	0	0	0	1.605.320
403	06	01	00	Fletes y embalajes	1.594.920	0	0	0	0	0	1.594.920
403	06	03	00	Estacionamiento	10.100	0	0	0	0	0	10.100
403	06	04	00	Peaje	150	0	0	0	0	0	150
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	150	0	0	0	0	0	150
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.179.912	0	0	0	0	0	20.179.912
403	07	01	00	Publicidad y propaganda	2.055.150	0	0	0	0	0	2.055.150
403	07	02	00	Imprenta y reproducción	9.156.103	0	0	0	0	0	9.156.103
403	07	03	00	Relaciones sociales	8.463.634	0	0	0	0	0	8.463.634
403	07	04	00	Avisos	505.025	0	0	0	0	0	505.025
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.563.651	0	0	0	0	0	2.563.651
403	08	01	00	Primas y gastos de seguros	2.490.651	0	0	0	0	0	2.490.651
403	08	02	00	Comisiones y gastos bancarios	60.000	0	0	0	0	0	60.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	13.000	0	0	0	0	0	13.000
403	09	00	00	Viáticos y pasajes	14.924.842	0	0	0	0	0	14.924.842
403	09	01	00	Viáticos y pasajes dentro del país	6.098.045	0	0	0	0	0	6.098.045
403	09	02	00	Viáticos y pasajes fuera del país	8.606.797	0	0	0	0	0	8.606.797
403	09	03	00	Asignación por kilómetros recorridos	220.000	0	0	0	0	0	220.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	9.490.220	0	0	0	0	0	9.490.220
403	10	03	00	Servicios de procesamiento de datos	50.000	0	0	0	0	0	50.000
403	10	07	00	Servicios de capacitación y adiestramiento	425.000	0	0	0	0	0	425.000
403	10	09	00	Servicios de lavandería y tintorería	3.600	0	0	0	0	0	3.600
403	10	10	00	Servicios de vigilancia	4.494.781	0	0	0	0	0	4.494.781
403	10	99	00	Otros servicios profesionales y técnicos	4.516.839	0	0	0	0	0	4.516.839
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.829.433	0	0	0	0	0	2.829.433
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.899.710	0	0	0	0	0	1.899.710
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.000	0	0	0	0	0	1.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	676.500	0	0	0	0	0	676.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	23.600	0	0	0	0	0	23.600
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	228.623	0	0	0	0	0	228.623
403	12	00	00	Conservación y reparaciones menores de obras	8.556.480	0	0	0	0	0	8.556.480
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.556.480	0	0	0	0	0	8.556.480
403	15	00	00	Servicios fiscales	600	0	0	0	0	0	600
403	15	02	00	Tasas y otros derechos obligatorios	600	0	0	0	0	0	600
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.360.000	0	0	0	0	0	1.360.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.360.000	0	0	0	0	0	1.360.000
403	18	00	00	Impuestos indirectos	25.564.752	0	0	0	0	0	25.564.752
403	18	01	00	Impuesto al valor agregado	25.564.752	0	0	0	0	0	25.564.752
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	907.773	0	0	0	0	0	907.773
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	907.773	0	0	0	0	0	907.773
403	99	00	00	Otros servicios no personales	6.108.850	0	0	0	0	0	6.108.850
403	99	01	00	Otros servicios no personales	6.108.850	0	0	0	0	0	6.108.850
404	**00**	**00**	**00**	**Activos reales**	**7.331.872**	**0**	**0**	**0**	**0**	**0**	**7.331.872**
404	01	00	00	Repuestos y reparaciones mayores	122.800	0	0	0	0	0	122.800
404	01	01	00	Repuestos mayores	101.800	0	0	0	0	0	101.800
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	21.000	0	0	0	0	0	21.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	7.200	0	0	0	0	0	7.200
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	23.600	0	0	0	0	0	23.600
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	21.000	0	0	0	0	0	21.000
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000	0	0	0	0	0	1.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	654.400	0	0	0	0	0	654.400
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	114.400	0	0	0	0	0	114.400
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	520.000	0	0	0	0	0	520.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000
404	04	00	00	Equipos de transporte, tracción y elevación	192.000	0	0	0	0	0	192.000
404	04	01	00	Vehículos automotores terrestres	192.000	0	0	0	0	0	192.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.455.000	0	0	0	0	0	2.455.000
404	05	01	00	Equipos de telecomunicaciones	2.455.000	0	0	0	0	0	2.455.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	715.000	0	0	0	0	0	715.000
404	07	01	00	Equipos científicos y de laboratorio	300.000	0	0	0	0	0	300.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	65.000	0	0	0	0	0	65.000
404	07	06	00	Instrumentos musicales y equipos de audio	200.000	0	0	0	0	0	200.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.506.454	0	0	0	0	0	2.506.454
404	09	01	00	Mobiliario y equipos de oficina	732.234	0	0	0	0	0	732.234
404	09	02	00	Equipos de computación	1.359.220	0	0	0	0	0	1.359.220
404	09	03	00	Mobiliario y equipos de alojamiento	365.000	0	0	0	0	0	365.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	12	00	00	Activos intangibles	50.000	0	0	0	0	0	50.000
404	12	02	00	Derechos de autor	50.000	0	0	0	0	0	50.000
404	99	00	00	Otros activos reales	636.218	0	0	0	0	0	636.218
404	99	01	00	Otros activos reales	636.218	0	0	0	0	0	636.218
407	**00**	**00**	**00**	**Transferencias y donaciones**	**972.306.422**	0	**0**	**0**	**0**	**0**	**972.306.422**
407	01	00	00	Transferencias y donaciones corrientes internas	972.256.422	0	0	0	0	0	972.256.422
407	01	01	00	Transferencias corrientes internas al sector privado	43.127.821	0	0	0	0	0	43.127.821
407	01	01	01	Pensiones del personal empleado, obrero y militar	2.783.933	0	0	0	0	0	2.783.933

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	12.900.935	0	0	0	0	0	12.900.935
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	927.978	0	0	0	0	0	927.978
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	278.393	0	0	0	0	0	278.393
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.750.000	0	0	0	0	0	1.750.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.993.600	0	0	0	0	0	1.993.600
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	4.300.312	0	0	0	0	0	4.300.312
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.290.094	0	0	0	0	0	1.290.094
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	7.771.176	0	0	0	0	0	7.771.176
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	9.131.400	0	0	0	0	0	9.131.400
407	01	02	00	Donaciones corrientes internas al sector privado	18.530.000	0	0	0	0	0	18.530.000
407	01	02	01	Donaciones corrientes a personas	18.530.000	0	0	0	0	0	18.530.000
407	01	03	00	Transferencias corrientes internas al sector público	910.598.601	0	0	0	0	0	910.598.601
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	902.365.869	0	0	0	0	0	902.365.869
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	8.232.732	0	0	0	0	0	8.232.732
407	02	00	00	Transferencias y donaciones corrientes al exterior	50.000	0	0	0	0	0	50.000
407	02	02	00	Donaciones corrientes al exterior	50.000	0	0	0	0	0	50.000
407	02	02	01	Donaciones corrientes a personas	50.000	0	0	0	0	0	50.000
				Totales	**1.336.002.036**	**0**	**0**	**0**	**0**	**0**	**1.336.002.036**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116714 460081000 TURISMO CULTURAL

OBJETIVO DEL PROYECTO: INCENTIVAR LA INTERRELACIÓN DE LOS TRABAJADORES Y TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS, CON EL TURISMO, PARA RESALTAR LOS VALORES PATRIMONIALES.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 820 **FEMENINO:** 410 **MASCULINO:** 410

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**428.762**	**0**	**0**	**0**	**0**	**0**	**428.762**
401	01	00	00	Sueldos, salarios y otras retribuciones	157.140	0	0	0	0	0	157.140
401	01	18	00	Remuneraciones al personal contratado	132.540	0	0	0	0	0	132.540
401	01	99	00	Otras retribuciones	24.600	0	0	0	0	0	24.600
401	03	00	00	Primas	24.000	0	0	0	0	0	24.000
401	03	37	00	Primas de transporte al personal contratado	24.000	0	0	0	0	0	24.000
401	04	00	00	Complementos de sueldos y salarios	48.600	0	0	0	0	0	48.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	48.600	0	0	0	0	0	48.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	72.481	0	0	0	0	0	72.481
401	05	07	00	Aguinaldos al personal contratado	55.755	0	0	0	0	0	55.755
401	05	08	00	Bono vacacional al personal contratado	16.726	0	0	0	0	0	16.726
401	06	00	00	Aportes patronales y legales	22.117	0	0	0	0	0	22.117
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	15.633	0	0	0	0	0	15.633
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	3.010	0	0	0	0	0	3.010
401	06	95	00	Otros aportes legales por personal contratado	3.474	0	0	0	0	0	3.474
401	07	00	00	Asistencia socio-económica	70.254	0	0	0	0	0	70.254
401	07	33	00	Asistencia socio-económica al personal contratado	70.254	0	0	0	0	0	70.254
401	08	00	00	Prestaciones sociales e indemnizaciones	34.170	0	0	0	0	0	34.170
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	34.170	0	0	0	0	0	34.170
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**136.400**	**0**	**0**	**0**	**0**	**0**	**136.400**
402	01	00	00	Productos alimenticios y agropecuarios	132.000	0	0	0	0	0	132.000
402	01	01	00	Alimentos y bebidas para personas	132.000	0	0	0	0	0	132.000
402	06	00	00	Productos químicos y derivados	4.400	0	0	0	0	0	4.400
402	06	06	00	Combustibles y lubricantes	4.400	0	0	0	0	0	4.400
403	**00**	**00**	**00**	**Servicios no personales**	**564.823**	**0**	**0**	**0**	**0**	**0**	**564.823**
403	07	00	00	Servicios de información, impresión y relaciones públicas	352.000	0	0	0	0	0	352.000
403	07	03	00	Relaciones sociales	352.000	0	0	0	0	0	352.000
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116714 460081000 TURISMO CULTURAL

OBJETIVO DEL PROYECTO: INCENTIVAR LA INTERRELACIÓN DE LOS TRABAJADORES Y TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS, CON EL TURISMO, PARA RESALTAR LOS VALORES PATRIMONIALES.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 820 **FEMENINO:** 410 **MASCULINO:** 410

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	97.823	0	0	0	0	0	97.823
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	79.200	0	0	0	0	0	79.200
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	18.623	0	0	0	0	0	18.623
403	18	00	00	Impuestos indirectos	85.000	0	0	0	0	0	85.000
403	18	01	00	Impuesto al valor agregado	85.000	0	0	0	0	0	85.000
				Totales	**1.129.985**	**0**	**0**	**0**	**0**	**0**	**1.129.985**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116714 460081000 TURISMO CULTURAL

OBJETIVO DEL PROYECTO: INCENTIVAR LA INTERRELACIÓN DE LOS TRABAJADORES Y TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS, CON EL TURISMO, PARA RESALTAR LOS VALORES PATRIMONIALES.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 820 **FEMENINO:** 410 **MASCULINO:** 410

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116714 460081000 TURISMO CULTURAL

OBJETIVO DEL PROYECTO: INCENTIVAR LA INTERRELACIÓN DE LOS TRABAJADORES Y TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS, CON EL TURISMO, PARA RESALTAR LOS VALORES PATRIMONIALES.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 820 **FEMENINO:** 410 **MASCULINO:** 410

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460081001 FOMENTO DEL TURISMO CULTURAL A LOS TRABAJADORES Y TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 820

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**428.762**	0	0	0	0	0	**428.762**
401	01	00	00	Sueldos, salarios y otras retribuciones	157.140	0	0	0	0	0	157.140
401	01	18	00	Remuneraciones al personal contratado	132.540	0	0	0	0	0	132.540
401	01	99	00	Otras retribuciones	24.600	0	0	0	0	0	24.600
401	03	00	00	Primas	24.000	0	0	0	0	0	24.000
401	03	37	00	Primas de transporte al personal contratado	24.000	0	0	0	0	0	24.000
401	04	00	00	Complementos de sueldos y salarios	48.600	0	0	0	0	0	48.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	48.600	0	0	0	0	0	48.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	72.481	0	0	0	0	0	72.481
401	05	07	00	Aguinaldos al personal contratado	55.755	0	0	0	0	0	55.755
401	05	08	00	Bono vacacional al personal contratado	16.726	0	0	0	0	0	16.726
401	06	00	00	Aportes patronales y legales	22.117	0	0	0	0	0	22.117
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	15.633	0	0	0	0	0	15.633
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	3.010	0	0	0	0	0	3.010
401	06	95	00	Otros aportes legales por personal contratado	3.474	0	0	0	0	0	3.474
401	07	00	00	Asistencia socio-económica	70.254	0	0	0	0	0	70.254
401	07	33	00	Asistencia socio-económica al personal contratado	70.254	0	0	0	0	0	70.254
401	08	00	00	Prestaciones sociales e indemnizaciones	34.170	0	0	0	0	0	34.170
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	34.170	0	0	0	0	0	34.170
402	00	00	00	**Materiales, suministros y mercancías**	**136.400**	0	0	0	0	0	**136.400**
402	01	00	00	Productos alimenticios y agropecuarios	132.000	0	0	0	0	0	132.000
402	01	01	00	Alimentos y bebidas para personas	132.000	0	0	0	0	0	132.000
402	06	00	00	Productos químicos y derivados	4.400	0	0	0	0	0	4.400
402	06	06	00	Combustibles y lubricantes	4.400	0	0	0	0	0	4.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116714 460081000 TURISMO CULTURAL

OBJETIVO DEL PROYECTO: INCENTIVAR LA INTERRELACIÓN DE LOS TRABAJADORES Y TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS, CON EL TURISMO, PARA RESALTAR LOS VALORES PATRIMONIALES.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 820 **FEMENINO:** 410 **MASCULINO:** 410

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460081001 FOMENTO DEL TURISMO CULTURAL A LOS TRABAJADORES Y TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 820

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**564.823**	0	0	0	0	0	**564.823**
403	07	00	00	Servicios de información, impresión y relaciones públicas	352.000	0	0	0	0	0	352.000
403	07	03	00	Relaciones sociales	352.000	0	0	0	0	0	352.000
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	97.823	0	0	0	0	0	97.823
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	79.200	0	0	0	0	0	79.200
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	18.623	0	0	0	0	0	18.623
403	18	00	00	Impuestos indirectos	85.000	0	0	0	0	0	85.000
403	18	01	00	Impuesto al valor agregado	85.000	0	0	0	0	0	85.000
				Totales	**1.129.985**	**0**	**0**	**0**	**0**	**0**	**1.129.985**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116686 460082000 PRESENCIA INTERNACIONAL

OBJETIVO DEL PROYECTO: INCREMENTAR LA PROMOCIÓN DE LA CULTURA VENEZOLANA EN ESCENARIOS INTERNACIONALES, DE LA OBRA DE NUESTROS ARTISTAS, INTELECTUALES Y CREADORES, ASÍ COMO LA INMENSA DIVERSIDAD DE EXPRESIONES TRADICIONALES QUE NOS IDENTIFICAN COMO PUEBLO, EN ACCIONES PLANIFICADAS EN CONJUNTO CON LOS ORGANISMOS RESPONSABLES DE DISEÑAR LA PROYECCIÓN DE LA IMAGEN DEL PAÍS EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 148

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.947.258**	**0**	**0**	**0**	**0**	**0**	**2.947.258**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.031.801	0	0	0	0	0	1.031.801
401	01	18	00	Remuneraciones al personal contratado	909.921	0	0	0	0	0	909.921
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	98.280	0	0	0	0	0	98.280
401	01	99	00	Otras retribuciones	23.600	0	0	0	0	0	23.600
401	03	00	00	Primas	348.342	0	0	0	0	0	348.342
401	03	37	00	Primas de transporte al personal contratado	72.000	0	0	0	0	0	72.000
401	03	47	00	Primas al personal de alto nivel y de dirección	194.742	0	0	0	0	0	194.742
401	03	95	00	Otras primas al personal de alto nivel y de dirección	81.600	0	0	0	0	0	81.600
401	04	00	00	Complementos de sueldos y salarios	243.000	0	0	0	0	0	243.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	178.200	0	0	0	0	0	178.200
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	64.800	0	0	0	0	0	64.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	377.719	0	0	0	0	0	377.719
401	05	07	00	Aguinaldos al personal contratado	178.488	0	0	0	0	0	178.488
401	05	08	00	Bono vacacional al personal contratado	53.546	0	0	0	0	0	53.546
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	104.061	0	0	0	0	0	104.061
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	41.624	0	0	0	0	0	41.624
401	06	00	00	Aportes patronales y legales	137.082	0	0	0	0	0	137.082
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	50.045	0	0	0	0	0	50.045
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	9.638	0	0	0	0	0	9.638
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	38.903	0	0	0	0	0	38.903
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	11.238	0	0	0	0	0	11.238
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	7.492	0	0	0	0	0	7.492
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	8.645	0	0	0	0	0	8.645
401	06	95	00	Otros aportes legales por personal contratado	11.121	0	0	0	0	0	11.121
401	07	00	00	Asistencia socio-económica	661.661	0	0	0	0	0	661.661
401	07	33	00	Asistencia socio-económica al personal contratado	494.699	0	0	0	0	0	494.699

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116686 460082000 PRESENCIA INTERNACIONAL

OBJETIVO DEL PROYECTO: INCREMENTAR LA PROMOCIÓN DE LA CULTURA VENEZOLANA EN ESCENARIOS INTERNACIONALES, DE LA OBRA DE NUESTROS ARTISTAS, INTELECTUALES Y CREADORES, ASÍ COMO LA INMENSA DIVERSIDAD DE EXPRESIONES TRADICIONALES QUE NOS IDENTIFICAN COMO PUEBLO, EN ACCIONES PLANIFICADAS EN CONJUNTO CON LOS ORGANISMOS RESPONSABLES DE DISEÑAR LA PROYECCIÓN DE LA IMAGEN DEL PAÍS EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 148

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.500	0	0	0	0	0	2.500
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	2.500	0	0	0	0	0	2.500
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	70.000	0	0	0	0	0	70.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	37.462	0	0	0	0	0	37.462
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	52.500	0	0	0	0	0	52.500
401	08	00	00	Prestaciones sociales e indemnizaciones	147.653	0	0	0	0	0	147.653
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	106.992	0	0	0	0	0	106.992
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	40.661	0	0	0	0	0	40.661
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**697.000**	**0**	**0**	**0**	**0**	**0**	**697.000**
402	01	00	00	Productos alimenticios y agropecuarios	530.500	0	0	0	0	0	530.500
402	01	01	00	Alimentos y bebidas para personas	530.500	0	0	0	0	0	530.500
402	03	00	00	Textiles y vestuarios	500	0	0	0	0	0	500
402	03	01	00	Textiles	500	0	0	0	0	0	500
402	05	00	00	Productos de papel, cartón e impresos	22.500	0	0	0	0	0	22.500
402	05	01	00	Pulpa de madera, papel y cartón	7.000	0	0	0	0	0	7.000
402	05	02	00	Envases y cajas de papel y cartón	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	05	04	00	Libros, revistas y periódicos	500	0	0	0	0	0	500
402	06	00	00	Productos químicos y derivados	16.500	0	0	0	0	0	16.500
402	06	03	00	Tintas, pinturas y colorantes	13.000	0	0	0	0	0	13.000
402	06	04	00	Productos farmacéuticos y medicamentos	1.500	0	0	0	0	0	1.500
402	06	06	00	Combustibles y lubricantes	1.000	0	0	0	0	0	1.000
402	06	08	00	Productos plásticos	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	76.500	0	0	0	0	0	76.500
402	10	03	00	Utensilios de cocina y comedor	1.500	0	0	0	0	0	1.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	06	00	Condecoraciones, ofrendas y similares	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116686 460082000 PRESENCIA INTERNACIONAL

OBJETIVO DEL PROYECTO: INCREMENTAR LA PROMOCIÓN DE LA CULTURA VENEZOLANA EN ESCENARIOS INTERNACIONALES, DE LA OBRA DE NUESTROS ARTISTAS, INTELECTUALES Y CREADORES, ASÍ COMO LA INMENSA DIVERSIDAD DE EXPRESIONES TRADICIONALES QUE NOS IDENTIFICAN COMO PUEBLO, EN ACCIONES PLANIFICADAS EN CONJUNTO CON LOS ORGANISMOS RESPONSABLES DE DISEÑAR LA PROYECCIÓN DE LA IMAGEN DEL PAÍS EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 148

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	0	50.000
402	99	00	00	Otros materiales y suministros	50.500	0	0	0	0	0	50.500
402	99	01	00	Otros materiales y suministros	50.500	0	0	0	0	0	50.500
403	**00**	**00**	**00**	**Servicios no personales**	**14.751.987**	**0**	**0**	**0**	**0**	**0**	**14.751.987**
403	03	00	00	Derechos sobre bienes intangibles	5.000	0	0	0	0	0	5.000
403	03	03	00	Paquetes y programas de computación	5.000	0	0	0	0	0	5.000
403	06	00	00	Servicios de transporte y almacenaje	521.000	0	0	0	0	0	521.000
403	06	01	00	Fletes y embalajes	520.000	0	0	0	0	0	520.000
403	06	03	00	Estacionamiento	1.000	0	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.250.000	0	0	0	0	0	3.250.000
403	07	01	00	Publicidad y propaganda	200.000	0	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	400.000	0	0	0	0	0	400.000
403	07	03	00	Relaciones sociales	2.650.000	0	0	0	0	0	2.650.000
403	09	00	00	Viáticos y pasajes	8.626.987	0	0	0	0	0	8.626.987
403	09	01	00	Viáticos y pasajes dentro del país	543.000	0	0	0	0	0	543.000
403	09	02	00	Viáticos y pasajes fuera del país	8.083.987	0	0	0	0	0	8.083.987
403	10	00	00	Servicios profesionales y técnicos	250.000	0	0	0	0	0	250.000
403	10	99	00	Otros servicios profesionales y técnicos	250.000	0	0	0	0	0	250.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	2.089.000	0	0	0	0	0	2.089.000
403	18	01	00	Impuesto al valor agregado	2.089.000	0	0	0	0	0	2.089.000
404	**00**	**00**	**00**	**Activos reales**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	09	01	00	Mobiliario y equipos de oficina	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	30.000	0	0	0	0	0	30.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.280.000**	**0**	**0**	**0**	**0**	**0**	**1.280.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.230.000	0	0	0	0	0	1.230.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116686 460082000 PRESENCIA INTERNACIONAL

OBJETIVO DEL PROYECTO: INCREMENTAR LA PROMOCIÓN DE LA CULTURA VENEZOLANA EN ESCENARIOS INTERNACIONALES, DE LA OBRA DE NUESTROS ARTISTAS, INTELECTUALES Y CREADORES, ASÍ COMO LA INMENSA DIVERSIDAD DE EXPRESIONES TRADICIONALES QUE NOS IDENTIFICAN COMO PUEBLO, EN ACCIONES PLANIFICADAS EN CONJUNTO CON LOS ORGANISMOS RESPONSABLES DE DISEÑAR LA PROYECCIÓN DE LA IMAGEN DEL PAÍS EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 148

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	02	00	Donaciones corrientes internas al sector privado	1.230.000	0	0	0	0	0	1.230.000
407	01	02	01	Donaciones corrientes a personas	1.230.000	0	0	0	0	0	1.230.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	50.000	0	0	0	0	0	50.000
407	02	02	00	Donaciones corrientes al exterior	50.000	0	0	0	0	0	50.000
407	02	02	01	Donaciones corrientes a personas	50.000	0	0	0	0	0	50.000
				Totales	**19.726.245**	**0**	**0**	**0**	**0**	**0**	**19.726.245**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116686 460082000 PRESENCIA INTERNACIONAL

OBJETIVO DEL PROYECTO: INCREMENTAR LA PROMOCIÓN DE LA CULTURA VENEZOLANA EN ESCENARIOS INTERNACIONALES, DE LA OBRA DE NUESTROS ARTISTAS, INTELECTUALES Y CREADORES, ASÍ COMO LA INMENSA DIVERSIDAD DE EXPRESIONES TRADICIONALES QUE NOS IDENTIFICAN COMO PUEBLO, EN ACCIONES PLANIFICADAS EN CONJUNTO CON LOS ORGANISMOS RESPONSABLES DE DISEÑAR LA PROYECCIÓN DE LA IMAGEN DEL PAÍS EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 148

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116686 460082000 PRESENCIA INTERNACIONAL

OBJETIVO DEL PROYECTO: INCREMENTAR LA PROMOCIÓN DE LA CULTURA VENEZOLANA EN ESCENARIOS INTERNACIONALES, DE LA OBRA DE NUESTROS ARTISTAS, INTELECTUALES Y CREADORES, ASÍ COMO LA INMENSA DIVERSIDAD DE EXPRESIONES TRADICIONALES QUE NOS IDENTIFICAN COMO PUEBLO, EN ACCIONES PLANIFICADAS EN CONJUNTO CON LOS ORGANISMOS RESPONSABLES DE DISEÑAR LA PROYECCIÓN DE LA IMAGEN DEL PAÍS EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 148

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460082001 PROMOCIÓN DE LA CULTURA VENEZOLANA EN EL EXTERIOR

UNIDAD DE MEDIDA: EVENTO **META:** 80

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.947.258**	**0**	**0**	**0**	**0**	**0**	**2.947.258**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.031.801	0	0	0	0	0	1.031.801
401	01	18	00	Remuneraciones al personal contratado	909.921	0	0	0	0	0	909.921
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	98.280	0	0	0	0	0	98.280
401	01	99	00	Otras retribuciones	23.600	0	0	0	0	0	23.600
401	03	00	00	Primas	348.342	0	0	0	0	0	348.342
401	03	37	00	Primas de transporte al personal contratado	72.000	0	0	0	0	0	72.000
401	03	47	00	Primas al personal de alto nivel y de dirección	194.742	0	0	0	0	0	194.742
401	03	95	00	Otras primas al personal de alto nivel y de dirección	81.600	0	0	0	0	0	81.600
401	04	00	00	Complementos de sueldos y salarios	243.000	0	0	0	0	0	243.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	178.200	0	0	0	0	0	178.200
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	64.800	0	0	0	0	0	64.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	377.719	0	0	0	0	0	377.719
401	05	07	00	Aguinaldos al personal contratado	178.488	0	0	0	0	0	178.488
401	05	08	00	Bono vacacional al personal contratado	53.546	0	0	0	0	0	53.546
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	104.061	0	0	0	0	0	104.061
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	41.624	0	0	0	0	0	41.624
401	06	00	00	Aportes patronales y legales	137.082	0	0	0	0	0	137.082
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	50.045	0	0	0	0	0	50.045
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	9.638	0	0	0	0	0	9.638
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	38.903	0	0	0	0	0	38.903
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	11.238	0	0	0	0	0	11.238
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	7.492	0	0	0	0	0	7.492

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116686 460082000 PRESENCIA INTERNACIONAL

OBJETIVO DEL PROYECTO: INCREMENTAR LA PROMOCIÓN DE LA CULTURA VENEZOLANA EN ESCENARIOS INTERNACIONALES, DE LA OBRA DE NUESTROS ARTISTAS, INTELECTUALES Y CREADORES, ASÍ COMO LA INMENSA DIVERSIDAD DE EXPRESIONES TRADICIONALES QUE NOS IDENTIFICAN COMO PUEBLO, EN ACCIONES PLANIFICADAS EN CONJUNTO CON LOS ORGANISMOS RESPONSABLES DE DISEÑAR LA PROYECCIÓN DE LA IMAGEN DEL PAÍS EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 148

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460082001 PROMOCIÓN DE LA CULTURA VENEZOLANA EN EL EXTERIOR

UNIDAD DE MEDIDA: EVENTO **META:** 80

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	8.645	0	0	0	0	0	8.645
401	06	95	00	Otros aportes legales por personal contratado	11.121	0	0	0	0	0	11.121
401	07	00	00	Asistencia socio-económica	661.661	0	0	0	0	0	661.661
401	07	33	00	Asistencia socio-económica al personal contratado	494.699	0	0	0	0	0	494.699
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.500	0	0	0	0	0	2.500
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	2.500	0	0	0	0	0	2.500
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	70.000	0	0	0	0	0	70.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	37.462	0	0	0	0	0	37.462
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	52.500	0	0	0	0	0	52.500
401	08	00	00	Prestaciones sociales e indemnizaciones	147.653	0	0	0	0	0	147.653
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	106.992	0	0	0	0	0	106.992
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	40.661	0	0	0	0	0	40.661
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**170.500**	**0**	**0**	**0**	**0**	**0**	**170.500**
402	01	00	00	Productos alimenticios y agropecuarios	40.000	0	0	0	0	0	40.000
402	01	01	00	Alimentos y bebidas para personas	40.000	0	0	0	0	0	40.000
402	03	00	00	Textiles y vestuarios	500	0	0	0	0	0	500
402	03	01	00	Textiles	500	0	0	0	0	0	500
402	05	00	00	Productos de papel, cartón e impresos	22.500	0	0	0	0	0	22.500
402	05	01	00	Pulpa de madera, papel y cartón	7.000	0	0	0	0	0	7.000
402	05	02	00	Envases y cajas de papel y cartón	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	05	04	00	Libros, revistas y periódicos	500	0	0	0	0	0	500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116686 460082000 PRESENCIA INTERNACIONAL

OBJETIVO DEL PROYECTO: INCREMENTAR LA PROMOCIÓN DE LA CULTURA VENEZOLANA EN ESCENARIOS INTERNACIONALES, DE LA OBRA DE NUESTROS ARTISTAS, INTELECTUALES Y CREADORES, ASÍ COMO LA INMENSA DIVERSIDAD DE EXPRESIONES TRADICIONALES QUE NOS IDENTIFICAN COMO PUEBLO, EN ACCIONES PLANIFICADAS EN CONJUNTO CON LOS ORGANISMOS RESPONSABLES DE DISEÑAR LA PROYECCIÓN DE LA IMAGEN DEL PAÍS EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 148

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460082001 PROMOCIÓN DE LA CULTURA VENEZOLANA EN EL EXTERIOR

UNIDAD DE MEDIDA: EVENTO **META:** 80

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	11.500	0	0	0	0	0	11.500
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	06	04	00	Productos farmacéuticos y medicamentos	1.000	0	0	0	0	0	1.000
402	06	06	00	Combustibles y lubricantes	500	0	0	0	0	0	500
402	10	00	00	Productos varios y útiles diversos	46.000	0	0	0	0	0	46.000
402	10	03	00	Utensilios de cocina y comedor	1.000	0	0	0	0	0	1.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	06	00	Condecoraciones, ofrendas y similares	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	0	30.000
402	99	00	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.549.744**	**0**	**0**	**0**	**0**	**0**	**5.549.744**
403	06	00	00	Servicios de transporte y almacenaje	500.500	0	0	0	0	0	500.500
403	06	01	00	Fletes y embalajes	500.000	0	0	0	0	0	500.000
403	06	03	00	Estacionamiento	500	0	0	0	0	0	500
403	07	00	00	Servicios de información, impresión y relaciones públicas	350.000	0	0	0	0	0	350.000
403	07	01	00	Publicidad y propaganda	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	3.921.244	0	0	0	0	0	3.921.244
403	09	01	00	Viáticos y pasajes dentro del país	250.000	0	0	0	0	0	250.000
403	09	02	00	Viáticos y pasajes fuera del país	3.671.244	0	0	0	0	0	3.671.244
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	99	00	Otros servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116686 460082000 PRESENCIA INTERNACIONAL

OBJETIVO DEL PROYECTO: INCREMENTAR LA PROMOCIÓN DE LA CULTURA VENEZOLANA EN ESCENARIOS INTERNACIONALES, DE LA OBRA DE NUESTROS ARTISTAS, INTELECTUALES Y CREADORES, ASÍ COMO LA INMENSA DIVERSIDAD DE EXPRESIONES TRADICIONALES QUE NOS IDENTIFICAN COMO PUEBLO, EN ACCIONES PLANIFICADAS EN CONJUNTO CON LOS ORGANISMOS RESPONSABLES DE DISEÑAR LA PROYECCIÓN DE LA IMAGEN DEL PAÍS EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 148

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460082001 PROMOCIÓN DE LA CULTURA VENEZOLANA EN EL EXTERIOR

UNIDAD DE MEDIDA: EVENTO **META:** 80

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	748.000	0	0	0	0	0	748.000
403	18	01	00	Impuesto al valor agregado	748.000	0	0	0	0	0	748.000
404	**00**	**00**	**00**	**Activos reales**	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	09	01	00	Mobiliario y equipos de oficina	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	30.000	0	0	0	0	0	30.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**
407	01	00	00	Transferencias y donaciones corrientes internas	200.000	0	0	0	0	0	200.000
407	01	02	00	Donaciones corrientes internas al sector privado	200.000	0	0	0	0	0	200.000
407	01	02	01	Donaciones corrientes a personas	200.000	0	0	0	0	0	200.000
				Totales	**8.917.502**	**0**	**0**	**0**	**0**	0	**8.917.502**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116686 460082000 PRESENCIA INTERNACIONAL

OBJETIVO DEL PROYECTO: INCREMENTAR LA PROMOCIÓN DE LA CULTURA VENEZOLANA EN ESCENARIOS INTERNACIONALES, DE LA OBRA DE NUESTROS ARTISTAS, INTELECTUALES Y CREADORES, ASÍ COMO LA INMENSA DIVERSIDAD DE EXPRESIONES TRADICIONALES QUE NOS IDENTIFICAN COMO PUEBLO, EN ACCIONES PLANIFICADAS EN CONJUNTO CON LOS ORGANISMOS RESPONSABLES DE DISEÑAR LA PROYECCIÓN DE LA IMAGEN DEL PAÍS EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 148

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460082002 SUSCRIPCIÓN Y EJECUCIÓN DE CONVENIOS, ACUERDOS Y PROGRAMAS DE INTERCAMBIO Y COOPERACIÓN INTERNACIONAL

UNIDAD DE MEDIDA: EVENTO **META:** 50

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**310.000**	**0**	**0**	**0**	**0**	0	**310.000**
402	01	00	00	Productos alimenticios y agropecuarios	310.000	0	0	0	0	0	310.000
402	01	01	00	Alimentos y bebidas para personas	310.000	0	0	0	0	0	310.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.599.574**	**0**	**0**	**0**	**0**	0	**4.599.574**
403	06	00	00	Servicios de transporte y almacenaje	20.000	0	0	0	0	0	20.000
403	06	01	00	Fletes y embalajes	20.000	0	0	0	0	0	20.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.350.000	0	0	0	0	0	1.350.000
403	07	01	00	Publicidad y propaganda	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	1.200.000	0	0	0	0	0	1.200.000
403	09	00	00	Viáticos y pasajes	2.429.574	0	0	0	0	0	2.429.574
403	09	01	00	Viáticos y pasajes dentro del país	200.000	0	0	0	0	0	200.000
403	09	02	00	Viáticos y pasajes fuera del país	2.229.574	0	0	0	0	0	2.229.574
403	10	00	00	Servicios profesionales y técnicos	150.000	0	0	0	0	0	150.000
403	10	99	00	Otros servicios profesionales y técnicos	150.000	0	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	650.000	0	0	0	0	0	650.000
403	18	01	00	Impuesto al valor agregado	650.000	0	0	0	0	0	650.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**
407	01	00	00	Transferencias y donaciones corrientes internas	100.000	0	0	0	0	0	100.000
407	01	02	00	Donaciones corrientes internas al sector privado	100.000	0	0	0	0	0	100.000
407	01	02	01	Donaciones corrientes a personas	100.000	0	0	0	0	0	100.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	50.000	0	0	0	0	0	50.000
407	02	02	00	Donaciones corrientes al exterior	50.000	0	0	0	0	0	50.000
407	02	02	01	Donaciones corrientes a personas	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116686 460082000 PRESENCIA INTERNACIONAL

OBJETIVO DEL PROYECTO: INCREMENTAR LA PROMOCIÓN DE LA CULTURA VENEZOLANA EN ESCENARIOS INTERNACIONALES, DE LA OBRA DE NUESTROS ARTISTAS, INTELECTUALES Y CREADORES, ASÍ COMO LA INMENSA DIVERSIDAD DE EXPRESIONES TRADICIONALES QUE NOS IDENTIFICAN COMO PUEBLO, EN ACCIONES PLANIFICADAS EN CONJUNTO CON LOS ORGANISMOS RESPONSABLES DE DISEÑAR LA PROYECCIÓN DE LA IMAGEN DEL PAÍS EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 148

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460082002 SUSCRIPCIÓN Y EJECUCIÓN DE CONVENIOS, ACUERDOS Y PROGRAMAS DE INTERCAMBIO Y COOPERACIÓN INTERNACIONAL

UNIDAD DE MEDIDA: EVENTO **META:** 50

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**5.059.574**	**0**	**0**	**0**	**0**	**0**	**5.059.574**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116686 460082000 PRESENCIA INTERNACIONAL

OBJETIVO DEL PROYECTO: INCREMENTAR LA PROMOCIÓN DE LA CULTURA VENEZOLANA EN ESCENARIOS INTERNACIONALES, DE LA OBRA DE NUESTROS ARTISTAS, INTELECTUALES Y CREADORES, ASÍ COMO LA INMENSA DIVERSIDAD DE EXPRESIONES TRADICIONALES QUE NOS IDENTIFICAN COMO PUEBLO, EN ACCIONES PLANIFICADAS EN CONJUNTO CON LOS ORGANISMOS RESPONSABLES DE DISEÑAR LA PROYECCIÓN DE LA IMAGEN DEL PAÍS EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 148

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460082003 ORGANIZACIÓN, EJECUCIÓN Y PARTICIPACIÓN EN EVENTOS DE LA RED DE ARTISTAS E INTELECTUALES EN DEFENSA DE LA HUMANIDAD

UNIDAD DE MEDIDA: EVENTO **META:** 10

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**116.500**	**0**	**0**	**0**	**0**	**0**	**116.500**
402	01	00	00	Productos alimenticios y agropecuarios	80.500	0	0	0	0	0	80.500
402	01	01	00	Alimentos y bebidas para personas	80.500	0	0	0	0	0	80.500
402	06	00	00	Productos químicos y derivados	5.000	0	0	0	0	0	5.000
402	06	03	00	Tintas, pinturas y colorantes	3.000	0	0	0	0	0	3.000
402	06	04	00	Productos farmacéuticos y medicamentos	500	0	0	0	0	0	500
402	06	06	00	Combustibles y lubricantes	500	0	0	0	0	0	500
402	06	08	00	Productos plásticos	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	30.500	0	0	0	0	0	30.500
402	10	03	00	Utensilios de cocina y comedor	500	0	0	0	0	0	500
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
402	99	00	00	Otros materiales y suministros	500	0	0	0	0	0	500
402	99	01	00	Otros materiales y suministros	500	0	0	0	0	0	500
403	**00**	**00**	**00**	**Servicios no personales**	**2.653.500**	**0**	**0**	**0**	**0**	**0**	**2.653.500**
403	03	00	00	Derechos sobre bienes intangibles	5.000	0	0	0	0	0	5.000
403	03	03	00	Paquetes y programas de computación	5.000	0	0	0	0	0	5.000
403	06	00	00	Servicios de transporte y almacenaje	500	0	0	0	0	0	500
403	06	03	00	Estacionamiento	500	0	0	0	0	0	500
403	07	00	00	Servicios de información, impresión y relaciones públicas	650.000	0	0	0	0	0	650.000
403	07	01	00	Publicidad y propaganda	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	500.000	0	0	0	0	0	500.000
403	09	00	00	Viáticos y pasajes	1.473.000	0	0	0	0	0	1.473.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116686 460082000 PRESENCIA INTERNACIONAL

OBJETIVO DEL PROYECTO: INCREMENTAR LA PROMOCIÓN DE LA CULTURA VENEZOLANA EN ESCENARIOS INTERNACIONALES, DE LA OBRA DE NUESTROS ARTISTAS, INTELECTUALES Y CREADORES, ASÍ COMO LA INMENSA DIVERSIDAD DE EXPRESIONES TRADICIONALES QUE NOS IDENTIFICAN COMO PUEBLO, EN ACCIONES PLANIFICADAS EN CONJUNTO CON LOS ORGANISMOS RESPONSABLES DE DISEÑAR LA PROYECCIÓN DE LA IMAGEN DEL PAÍS EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 148

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460082003 ORGANIZACIÓN, EJECUCIÓN Y PARTICIPACIÓN EN EVENTOS DE LA RED DE ARTISTAS E INTELECTUALES EN DEFENSA DE LA HUMANIDAD

UNIDAD DE MEDIDA: EVENTO **META:** 10

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	73.000	0	0	0	0	0	73.000
403	09	02	00	Viáticos y pasajes fuera del país	1.400.000	0	0	0	0	0	1.400.000
403	10	00	00	Servicios profesionales y técnicos	80.000	0	0	0	0	0	80.000
403	10	99	00	Otros servicios profesionales y técnicos	80.000	0	0	0	0	0	80.000
403	18	00	00	Impuestos indirectos	445.000	0	0	0	0	0	445.000
403	18	01	00	Impuesto al valor agregado	445.000	0	0	0	0	0	445.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**930.000**	**0**	**0**	**0**	**0**	0	**930.000**
407	01	00	00	Transferencias y donaciones corrientes internas	930.000	0	0	0	0	0	930.000
407	01	02	00	Donaciones corrientes internas al sector privado	930.000	0	0	0	0	0	930.000
407	01	02	01	Donaciones corrientes a personas	930.000	0	0	0	0	0	930.000
				Totales	**3.700.000**	**0**	**0**	**0**	**0**	0	**3.700.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116686 460082000 PRESENCIA INTERNACIONAL

OBJETIVO DEL PROYECTO: INCREMENTAR LA PROMOCIÓN DE LA CULTURA VENEZOLANA EN ESCENARIOS INTERNACIONALES, DE LA OBRA DE NUESTROS ARTISTAS, INTELECTUALES Y CREADORES, ASÍ COMO LA INMENSA DIVERSIDAD DE EXPRESIONES TRADICIONALES QUE NOS IDENTIFICAN COMO PUEBLO, EN ACCIONES PLANIFICADAS EN CONJUNTO CON LOS ORGANISMOS RESPONSABLES DE DISEÑAR LA PROYECCIÓN DE LA IMAGEN DEL PAÍS EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 148

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460082004 PRESENCIA INTERNACIONAL EN VENEZUELA

UNIDAD DE MEDIDA: EVENTO **META:** 8

RESPONSABLE/EJECUTOR: OFICINA DE RELACIONES INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.949.169**	**0**	**0**	**0**	**0**	**0**	**1.949.169**
403	07	00	00	Servicios de información, impresión y relaciones públicas	900.000	0	0	0	0	0	900.000
403	07	01	00	Publicidad y propaganda	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	750.000	0	0	0	0	0	750.000
403	09	00	00	Viáticos y pasajes	803.169	0	0	0	0	0	803.169
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	09	02	00	Viáticos y pasajes fuera del país	783.169	0	0	0	0	0	783.169
403	18	00	00	Impuestos indirectos	246.000	0	0	0	0	0	246.000
403	18	01	00	Impuesto al valor agregado	246.000	0	0	0	0	0	246.000
				Totales	**2.049.169**	**0**	**0**	**0**	**0**	**0**	**2.049.169**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116698 460083000 SOCIALIZACIÓN Y HOMOGENIZACIÓN DE LA GESTIÓN ARCHIVÍSTICA DE VENEZUELA. FASE III

OBJETIVO DEL PROYECTO: APLICAR TÉCNICAS DE TRATAMIENTO ARCHIVÍSTICO, PRESERVACIÓN Y CONSERVACIÓN A LAS SERIES DOCUMENTALES DEL ARCHIVO GENERAL DE LA NACIÓN.

UNIDAD DE MEDIDA: SERIE

META: 8

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**11.273.018**	**0**	**0**	**0**	**0**	**0**	**11.273.018**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.179.677	0	0	0	0	0	4.179.677
401	01	18	00	Remuneraciones al personal contratado	3.811.123	0	0	0	0	0	3.811.123
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	368.554	0	0	0	0	0	368.554
401	04	00	00	Complementos de sueldos y salarios	2.528.102	0	0	0	0	0	2.528.102
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.393.200	0	0	0	0	0	1.393.200
401	04	27	00	Bono compensatorio de transporte al personal contratado	567.600	0	0	0	0	0	567.600
401	04	98	00	Otros complementos al personal contratado	567.302	0	0	0	0	0	567.302
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.586.170	0	0	0	0	0	1.586.170
401	05	07	00	Aguinaldos al personal contratado	1.132.979	0	0	0	0	0	1.132.979
401	05	08	00	Bono vacacional al personal contratado	453.191	0	0	0	0	0	453.191
401	06	00	00	Aportes patronales y legales	219.536	0	0	0	0	0	219.536
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	176.483	0	0	0	0	0	176.483
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	43.053	0	0	0	0	0	43.053
401	07	00	00	Asistencia socio-económica	1.782.071	0	0	0	0	0	1.782.071
401	07	33	00	Asistencia socio-económica al personal contratado	1.782.071	0	0	0	0	0	1.782.071
401	08	00	00	Prestaciones sociales e indemnizaciones	977.462	0	0	0	0	0	977.462
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	977.462	0	0	0	0	0	977.462
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**701.300**	**0**	**0**	**0**	**0**	**0**	**701.300**
402	01	00	00	Productos alimenticios y agropecuarios	158.400	0	0	0	0	0	158.400
402	01	01	00	Alimentos y bebidas para personas	158.400	0	0	0	0	0	158.400
402	03	00	00	Textiles y vestuarios	7.000	0	0	0	0	0	7.000
402	03	01	00	Textiles	7.000	0	0	0	0	0	7.000
402	05	00	00	Productos de papel, cartón e impresos	75.000	0	0	0	0	0	75.000
402	05	01	00	Pulpa de madera, papel y cartón	30.000	0	0	0	0	0	30.000
402	05	02	00	Envases y cajas de papel y cartón	45.000	0	0	0	0	0	45.000
402	08	00	00	Productos metálicos	25.000	0	0	0	0	0	25.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	25.000	0	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116698 460083000 SOCIALIZACIÓN Y HOMOGENIZACIÓN DE LA GESTIÓN ARCHIVÍSTICA DE VENEZUELA. FASE III

OBJETIVO DEL PROYECTO: APLICAR TÉCNICAS DE TRATAMIENTO ARCHIVÍSTICO, PRESERVACIÓN Y CONSERVACIÓN A LAS SERIES DOCUMENTALES DEL ARCHIVO GENERAL DE LA NACIÓN.

UNIDAD DE MEDIDA: SERIE **META:** 8

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	435.900	0	0	0	0	0	435.900
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	210.300	0	0	0	0	0	210.300
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	175.600	0	0	0	0	0	175.600
403	**00**	**00**	**00**	**Servicios no personales**	**2.439.119**	**0**	**0**	**0**	**0**	**0**	**2.439.119**
403	06	00	00	Servicios de transporte y almacenaje	20.000	0	0	0	0	0	20.000
403	06	01	00	Fletes y embalajes	20.000	0	0	0	0	0	20.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	400.000	0	0	0	0	0	400.000
403	07	02	00	Imprenta y reproducción	400.000	0	0	0	0	0	400.000
403	09	00	00	Viáticos y pasajes	729.162	0	0	0	0	0	729.162
403	09	01	00	Viáticos y pasajes dentro del país	381.352	0	0	0	0	0	381.352
403	09	02	00	Viáticos y pasajes fuera del país	347.810	0	0	0	0	0	347.810
403	10	00	00	Servicios profesionales y técnicos	757.443	0	0	0	0	0	757.443
403	10	99	00	Otros servicios profesionales y técnicos	757.443	0	0	0	0	0	757.443
403	18	00	00	Impuestos indirectos	474.650	0	0	0	0	0	474.650
403	18	01	00	Impuesto al valor agregado	474.650	0	0	0	0	0	474.650
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	27.864	0	0	0	0	0	27.864
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	27.864	0	0	0	0	0	27.864
403	99	00	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000
403	99	01	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000
404	**00**	**00**	**00**	**Activos reales**	**1.090.000**	**0**	**0**	**0**	**0**	**0**	**1.090.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	500.000	0	0	0	0	0	500.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	500.000	0	0	0	0	0	500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	450.000	0	0	0	0	0	450.000
404	07	01	00	Equipos científicos y de laboratorio	300.000	0	0	0	0	0	300.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	140.000	0	0	0	0	0	140.000
404	09	02	00	Equipos de computación	140.000	0	0	0	0	0	140.000
				Totales	**15.503.437**	**0**	**0**	**0**	**0**	**0**	**15.503.437**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116698 460083000 SOCIALIZACIÓN Y HOMOGENIZACIÓN DE LA GESTIÓN ARCHIVÍSTICA DE VENEZUELA. FASE III

OBJETIVO DEL PROYECTO: APLICAR TÉCNICAS DE TRATAMIENTO ARCHIVÍSTICO, PRESERVACIÓN Y CONSERVACIÓN A LAS SERIES DOCUMENTALES DEL ARCHIVO GENERAL DE LA NACIÓN.

UNIDAD DE MEDIDA: SERIE

META: 8

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116698 460083000 SOCIALIZACIÓN Y HOMOGENIZACIÓN DE LA GESTIÓN ARCHIVÍSTICA DE VENEZUELA. FASE III

OBJETIVO DEL PROYECTO: APLICAR TÉCNICAS DE TRATAMIENTO ARCHIVÍSTICO, PRESERVACIÓN Y CONSERVACIÓN A LAS SERIES DOCUMENTALES DEL ARCHIVO GENERAL DE LA NACIÓN.

UNIDAD DE MEDIDA: SERIE **META:** 8

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460083001 APLICACIÓN DEL TRATAMIENTO ARCHIVÍSTICO, PRESERVACIÓN Y CONSERVACIÓN DE LAS SERIES DOCUMENTALES DEL ARCHIVO GENERAL DE LA NACIÓN

UNIDAD DE MEDIDA: SERIE **META:** 8

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**11.273.018**	0	0	0	0	0	**11.273.018**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.179.677	0	0	0	0	0	4.179.677
401	01	18	00	Remuneraciones al personal contratado	3.811.123	0	0	0	0	0	3.811.123
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	368.554	0	0	0	0	0	368.554
401	04	00	00	Complementos de sueldos y salarios	2.528.102	0	0	0	0	0	2.528.102
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.393.200	0	0	0	0	0	1.393.200
401	04	27	00	Bono compensatorio de transporte al personal contratado	567.600	0	0	0	0	0	567.600
401	04	98	00	Otros complementos al personal contratado	567.302	0	0	0	0	0	567.302
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.586.170	0	0	0	0	0	1.586.170
401	05	07	00	Aguinaldos al personal contratado	1.132.979	0	0	0	0	0	1.132.979
401	05	08	00	Bono vacacional al personal contratado	453.191	0	0	0	0	0	453.191
401	06	00	00	Aportes patronales y legales	219.536	0	0	0	0	0	219.536
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	176.483	0	0	0	0	0	176.483
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	43.053	0	0	0	0	0	43.053
401	07	00	00	Asistencia socio-económica	1.782.071	0	0	0	0	0	1.782.071
401	07	33	00	Asistencia socio-económica al personal contratado	1.782.071	0	0	0	0	0	1.782.071
401	08	00	00	Prestaciones sociales e indemnizaciones	977.462	0	0	0	0	0	977.462
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	977.462	0	0	0	0	0	977.462
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**482.900**	0	0	0	0	0	**482.900**
402	03	00	00	Textiles y vestuarios	7.000	0	0	0	0	0	7.000
402	03	01	00	Textiles	7.000	0	0	0	0	0	7.000
402	05	00	00	Productos de papel, cartón e impresos	75.000	0	0	0	0	0	75.000
402	05	01	00	Pulpa de madera, papel y cartón	30.000	0	0	0	0	0	30.000
402	05	02	00	Envases y cajas de papel y cartón	45.000	0	0	0	0	0	45.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116698 460083000 SOCIALIZACIÓN Y HOMOGENIZACIÓN DE LA GESTIÓN ARCHIVÍSTICA DE VENEZUELA. FASE III

OBJETIVO DEL PROYECTO: APLICAR TÉCNICAS DE TRATAMIENTO ARCHIVÍSTICO, PRESERVACIÓN Y CONSERVACIÓN A LAS SERIES DOCUMENTALES DEL ARCHIVO GENERAL DE LA NACIÓN.

UNIDAD DE MEDIDA: SERIE **META:** 8

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460083001 APLICACIÓN DEL TRATAMIENTO ARCHIVÍSTICO, PRESERVACIÓN Y CONSERVACIÓN DE LAS SERIES DOCUMENTALES DEL ARCHIVO GENERAL DE LA NACIÓN

UNIDAD DE MEDIDA: SERIE **META:** 8

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	25.000	0	0	0	0	0	25.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	25.000	0	0	0	0	0	25.000
402	10	00	00	Productos varios y útiles diversos	375.900	0	0	0	0	0	375.900
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.300	0	0	0	0	0	150.300
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	175.600	0	0	0	0	0	175.600
403	**00**	**00**	**00**	**Servicios no personales**	**306.164**	**0**	**0**	**0**	**0**	0	**306.164**
403	06	00	00	Servicios de transporte y almacenaje	20.000	0	0	0	0	0	20.000
403	06	01	00	Fletes y embalajes	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	228.300	0	0	0	0	0	228.300
403	18	01	00	Impuesto al valor agregado	228.300	0	0	0	0	0	228.300
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	27.864	0	0	0	0	0	27.864
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	27.864	0	0	0	0	0	27.864
403	99	00	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000
403	99	01	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000
404	**00**	**00**	**00**	**Activos reales**	**1.040.000**	**0**	**0**	**0**	**0**	0	**1.040.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	500.000	0	0	0	0	0	500.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	500.000	0	0	0	0	0	500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	450.000	0	0	0	0	0	450.000
404	07	01	00	Equipos científicos y de laboratorio	300.000	0	0	0	0	0	300.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	90.000	0	0	0	0	0	90.000
404	09	02	00	Equipos de computación	90.000	0	0	0	0	0	90.000
				Totales	**13.102.082**	**0**	**0**	**0**	**0**	0	**13.102.082**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116698 460083000 SOCIALIZACIÓN Y HOMOGENIZACIÓN DE LA GESTIÓN ARCHIVÍSTICA DE VENEZUELA. FASE III

OBJETIVO DEL PROYECTO: APLICAR TÉCNICAS DE TRATAMIENTO ARCHIVÍSTICO, PRESERVACIÓN Y CONSERVACIÓN A LAS SERIES DOCUMENTALES DEL ARCHIVO GENERAL DE LA NACIÓN.

UNIDAD DE MEDIDA: SERIE **META:** 8

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460083002 ELABORACIÓN DEL REGISTRO PARA EL I CENSO NACIONAL DE ARCHIVOS DE INTERÉS PÚBLICO

UNIDAD DE MEDIDA: REGISTRO **META:** 1

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**120.000**	0	0	0	0	0	**120.000**
402	01	00	00	Productos alimenticios y agropecuarios	60.000	0	0	0	0	0	60.000
402	01	01	00	Alimentos y bebidas para personas	60.000	0	0	0	0	0	60.000
402	10	00	00	Productos varios y útiles diversos	60.000	0	0	0	0	0	60.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	60.000	0	0	0	0	0	60.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.206.296**	0	0	0	0	0	**1.206.296**
403	07	00	00	Servicios de información, impresión y relaciones públicas	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	508.696	0	0	0	0	0	508.696
403	09	01	00	Viáticos y pasajes dentro del país	310.886	0	0	0	0	0	310.886
403	09	02	00	Viáticos y pasajes fuera del país	197.810	0	0	0	0	0	197.810
403	10	00	00	Servicios profesionales y técnicos	450.000	0	0	0	0	0	450.000
403	10	99	00	Otros servicios profesionales y técnicos	450.000	0	0	0	0	0	450.000
403	18	00	00	Impuestos indirectos	147.600	0	0	0	0	0	147.600
403	18	01	00	Impuesto al valor agregado	147.600	0	0	0	0	0	147.600
404	**00**	**00**	**00**	**Activos reales**	**50.000**	0	0	0	0	0	**50.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	09	02	00	Equipos de computación	50.000	0	0	0	0	0	50.000
				Totales	**1.376.296**	0	0	0	0	0	**1.376.296**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116698 460083000 SOCIALIZACIÓN Y HOMOGENIZACIÓN DE LA GESTIÓN ARCHIVÍSTICA DE VENEZUELA. FASE III

OBJETIVO DEL PROYECTO: APLICAR TÉCNICAS DE TRATAMIENTO ARCHIVÍSTICO, PRESERVACIÓN Y CONSERVACIÓN A LAS SERIES DOCUMENTALES DEL ARCHIVO GENERAL DE LA NACIÓN.

UNIDAD DE MEDIDA: SERIE **META:** 8

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460083003 REALIZACIÓN DEL PROGRAMA NACIONAL DE FORMACIÓN DE CIENCIAS DE LA INFORMACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**98.400**	**0**	**0**	**0**	**0**	**0**	**98.400**
402	01	00	00	Productos alimenticios y agropecuarios	98.400	0	0	0	0	0	98.400
402	01	01	00	Alimentos y bebidas para personas	98.400	0	0	0	0	0	98.400
403	**00**	**00**	**00**	**Servicios no personales**	**926.659**	**0**	**0**	**0**	**0**	**0**	**926.659**
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	0	300.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	220.466	0	0	0	0	0	220.466
403	09	01	00	Viáticos y pasajes dentro del país	70.466	0	0	0	0	0	70.466
403	09	02	00	Viáticos y pasajes fuera del país	150.000	0	0	0	0	0	150.000
403	10	00	00	Servicios profesionales y técnicos	307.443	0	0	0	0	0	307.443
403	10	99	00	Otros servicios profesionales y técnicos	307.443	0	0	0	0	0	307.443
403	18	00	00	Impuestos indirectos	98.750	0	0	0	0	0	98.750
403	18	01	00	Impuesto al valor agregado	98.750	0	0	0	0	0	98.750
				Totales	**1.025.059**	**0**	**0**	**0**	**0**	**0**	**1.025.059**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116691 460084000 REGISTRO ESTADÍSTICO DEL SECTOR CULTURA

OBJETIVO DEL PROYECTO: GENERAR REGISTROS ESTADÍSTICOS EN MATERIA CULTURAL, POR PARTE DE LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA CULTURA, LAS DEPENDENCIAS Y LOS GABINETES ESTADALES DE CULTURA.

UNIDAD DE MEDIDA: REGISTRO **META:** 47

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**166.772**	**0**	**0**	**0**	**0**	**0**	**166.772**
401	01	00	00	Sueldos, salarios y otras retribuciones	42.660	0	0	0	0	0	42.660
401	01	18	00	Remuneraciones al personal contratado	38.160	0	0	0	0	0	38.160
401	01	99	00	Otras retribuciones	4.500	0	0	0	0	0	4.500
401	03	00	00	Primas	6.000	0	0	0	0	0	6.000
401	03	37	00	Primas de transporte al personal contratado	6.000	0	0	0	0	0	6.000
401	04	00	00	Complementos de sueldos y salarios	21.200	0	0	0	0	0	21.200
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	5.000	0	0	0	0	0	5.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	16.200	0	0	0	0	0	16.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	21.262	0	0	0	0	0	21.262
401	05	07	00	Aguinaldos al personal contratado	16.356	0	0	0	0	0	16.356
401	05	08	00	Bono vacacional al personal contratado	4.906	0	0	0	0	0	4.906
401	06	00	00	Aportes patronales y legales	6.489	0	0	0	0	0	6.489
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.585	0	0	0	0	0	4.585
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	885	0	0	0	0	0	885
401	06	95	00	Otros aportes legales por personal contratado	1.019	0	0	0	0	0	1.019
401	07	00	00	Asistencia socio-económica	59.257	0	0	0	0	0	59.257
401	07	33	00	Asistencia socio-económica al personal contratado	59.257	0	0	0	0	0	59.257
401	08	00	00	Prestaciones sociales e indemnizaciones	9.904	0	0	0	0	0	9.904
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	9.904	0	0	0	0	0	9.904
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**204.075**	**0**	**0**	**0**	**0**	**0**	**204.075**
402	01	00	00	Productos alimenticios y agropecuarios	204.075	0	0	0	0	0	204.075
402	01	01	00	Alimentos y bebidas para personas	204.075	0	0	0	0	0	204.075
403	**00**	**00**	**00**	**Servicios no personales**	**541.653**	**0**	**0**	**0**	**0**	**0**	**541.653**
403	07	00	00	Servicios de información, impresión y relaciones públicas	97.347	0	0	0	0	0	97.347
403	07	03	00	Relaciones sociales	97.347	0	0	0	0	0	97.347
403	09	00	00	Viáticos y pasajes	340.153	0	0	0	0	0	340.153
403	09	01	00	Viáticos y pasajes dentro del país	340.153	0	0	0	0	0	340.153

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116691 460084000 REGISTRO ESTADÍSTICO DEL SECTOR CULTURA

OBJETIVO DEL PROYECTO: GENERAR REGISTROS ESTADÍSTICOS EN MATERIA CULTURAL, POR PARTE DE LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA CULTURA, LAS DEPENDENCIAS Y LOS GABINETES ESTADALES DE CULTURA.

UNIDAD DE MEDIDA: REGISTRO **META:** 47

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	104.153	0	0	0	0	0	104.153
403	18	01	00	Impuesto al valor agregado	104.153	0	0	0	0	0	104.153
404	**00**	**00**	**00**	**Activos reales**	**87.500**	**0**	**0**	**0**	**0**	**0**	**87.500**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	87.500	0	0	0	0	0	87.500
404	09	02	00	Equipos de computación	87.500	0	0	0	0	0	87.500
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116691 460084000 REGISTRO ESTADÍSTICO DEL SECTOR CULTURA

OBJETIVO DEL PROYECTO: GENERAR REGISTROS ESTADÍSTICOS EN MATERIA CULTURAL, POR PARTE DE LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA CULTURA, LAS DEPENDENCIAS Y LOS GABINETES ESTADALES DE CULTURA.

UNIDAD DE MEDIDA: REGISTRO **META:** 47

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116691 460084000 REGISTRO ESTADÍSTICO DEL SECTOR CULTURA

OBJETIVO DEL PROYECTO: GENERAR REGISTROS ESTADÍSTICOS EN MATERIA CULTURAL, POR PARTE DE LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA CULTURA, LAS DEPENDENCIAS Y LOS GABINETES ESTADALES DE CULTURA.

UNIDAD DE MEDIDA: REGISTRO **META:** 47

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460084001 CONSTITUCIÓN DE ESPACIOS DE ENCUENTRO INSTITUCIONAL CON LOS ENTES ADSCRITOS, LAS DEPENDENCIAS Y LOS GABINETES ESTADALES DE CULTURA

UNIDAD DE MEDIDA: ENCUENTRO **META:** 36

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**166.772**	**0**	**0**	**0**	**0**	**0**	**166.772**
401	01	00	00	Sueldos, salarios y otras retribuciones	42.660	0	0	0	0	0	42.660
401	01	18	00	Remuneraciones al personal contratado	38.160	0	0	0	0	0	38.160
401	01	99	00	Otras retribuciones	4.500	0	0	0	0	0	4.500
401	03	00	00	Primas	6.000	0	0	0	0	0	6.000
401	03	37	00	Primas de transporte al personal contratado	6.000	0	0	0	0	0	6.000
401	04	00	00	Complementos de sueldos y salarios	21.200	0	0	0	0	0	21.200
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	5.000	0	0	0	0	0	5.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	16.200	0	0	0	0	0	16.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	21.262	0	0	0	0	0	21.262
401	05	07	00	Aguinaldos al personal contratado	16.356	0	0	0	0	0	16.356
401	05	08	00	Bono vacacional al personal contratado	4.906	0	0	0	0	0	4.906
401	06	00	00	Aportes patronales y legales	6.489	0	0	0	0	0	6.489
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.585	0	0	0	0	0	4.585
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	885	0	0	0	0	0	885
401	06	95	00	Otros aportes legales por personal contratado	1.019	0	0	0	0	0	1.019
401	07	00	00	Asistencia socio-económica	59.257	0	0	0	0	0	59.257
401	07	33	00	Asistencia socio-económica al personal contratado	59.257	0	0	0	0	0	59.257
401	08	00	00	Prestaciones sociales e indemnizaciones	9.904	0	0	0	0	0	9.904
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	9.904	0	0	0	0	0	9.904
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**52.500**	**0**	**0**	**0**	**0**	**0**	**52.500**
402	01	00	00	Productos alimenticios y agropecuarios	52.500	0	0	0	0	0	52.500
402	01	01	00	Alimentos y bebidas para personas	52.500	0	0	0	0	0	52.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116691 460084000 REGISTRO ESTADÍSTICO DEL SECTOR CULTURA

OBJETIVO DEL PROYECTO: GENERAR REGISTROS ESTADÍSTICOS EN MATERIA CULTURAL, POR PARTE DE LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA CULTURA, LAS DEPENDENCIAS Y LOS GABINETES ESTADALES DE CULTURA.

UNIDAD DE MEDIDA: REGISTRO **META:** 47

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460084001 CONSTITUCIÓN DE ESPACIOS DE ENCUENTRO INSTITUCIONAL CON LOS ENTES ADSCRITOS, LAS DEPENDENCIAS Y LOS GABINETES ESTADALES DE CULTURA

UNIDAD DE MEDIDA: ENCUENTRO **META:** 36

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**119.153**	**0**	**0**	**0**	**0**	0	**119.153**
403	07	00	00	Servicios de información, impresión y relaciones públicas	21.097	0	0	0	0	0	21.097
403	07	03	00	Relaciones sociales	21.097	0	0	0	0	0	21.097
403	09	00	00	Viáticos y pasajes	75.153	0	0	0	0	0	75.153
403	09	01	00	Viáticos y pasajes dentro del país	75.153	0	0	0	0	0	75.153
403	18	00	00	Impuestos indirectos	22.903	0	0	0	0	0	22.903
403	18	01	00	Impuesto al valor agregado	22.903	0	0	0	0	0	22.903
404	**00**	**00**	**00**	**Activos reales**	**11.575**	**0**	**0**	0	**0**	0	**11.575**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.575	0	0	0	0	0	11.575
404	09	02	00	Equipos de computación	11.575	0	0	0	0	0	11.575
				Totales	**350.000**	**0**	**0**	**0**	**0**	**0**	**350.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116691 460084000 REGISTRO ESTADÍSTICO DEL SECTOR CULTURA

OBJETIVO DEL PROYECTO: GENERAR REGISTROS ESTADÍSTICOS EN MATERIA CULTURAL, POR PARTE DE LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA CULTURA, LAS DEPENDENCIAS Y LOS GABINETES ESTADALES DE CULTURA.

UNIDAD DE MEDIDA: REGISTRO **META:** 47

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460084002 ESTANDARIZACIÓN DE LOS REGISTROS E INSTRUMENTOS DE CAPTURA DE LA DATA PRIMARIA DE LOS ENTES ADSCRITOS, LAS DEPENDENCIAS Y LOS GABINETES ESTADALES DE CULTURA

UNIDAD DE MEDIDA: REGISTRO **META:** 47

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.250**	**0**	**0**	**0**	**0**	0	**26.250**
402	01	00	00	Productos alimenticios y agropecuarios	26.250	0	0	0	0	0	26.250
402	01	01	00	Alimentos y bebidas para personas	26.250	0	0	0	0	0	26.250
403	**00**	**00**	**00**	**Servicios no personales**	**118.750**	**0**	**0**	**0**	**0**	0	**118.750**
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.250	0	0	0	0	0	16.250
403	07	03	00	Relaciones sociales	16.250	0	0	0	0	0	16.250
403	09	00	00	Viáticos y pasajes	80.000	0	0	0	0	0	80.000
403	09	01	00	Viáticos y pasajes dentro del país	80.000	0	0	0	0	0	80.000
403	18	00	00	Impuestos indirectos	22.500	0	0	0	0	0	22.500
403	18	01	00	Impuesto al valor agregado	22.500	0	0	0	0	0	22.500
404	**00**	**00**	**00**	**Activos reales**	**35.000**	**0**	**0**	**0**	**0**	0	**35.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	35.000	0	0	0	0	0	35.000
404	09	02	00	Equipos de computación	35.000	0	0	0	0	0	35.000
				Totales	**180.000**	**0**	**0**	**0**	**0**	0	**180.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116691 460084000 REGISTRO ESTADÍSTICO DEL SECTOR CULTURA

OBJETIVO DEL PROYECTO: GENERAR REGISTROS ESTADÍSTICOS EN MATERIA CULTURAL, POR PARTE DE LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA CULTURA, LAS DEPENDENCIAS Y LOS GABINETES ESTADALES DE CULTURA.

UNIDAD DE MEDIDA: REGISTRO **META:** 47

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460084003 FORMACIÓN DEL TALENTO HUMANO EN EL ÁREA DE ESTADÍSTICA

UNIDAD DE MEDIDA: PERSONA **META:** 141

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**70.000**	**0**	**0**	**0**	**0**	**0**	**70.000**
402	01	00	00	Productos alimenticios y agropecuarios	70.000	0	0	0	0	0	70.000
402	01	01	00	Alimentos y bebidas para personas	70.000	0	0	0	0	0	70.000
403	**00**	**00**	**00**	**Servicios no personales**	**153.750**	**0**	**0**	**0**	**0**	**0**	**153.750**
403	07	00	00	Servicios de información, impresión y relaciones públicas	27.500	0	0	0	0	0	27.500
403	07	03	00	Relaciones sociales	27.500	0	0	0	0	0	27.500
403	09	00	00	Viáticos y pasajes	95.000	0	0	0	0	0	95.000
403	09	01	00	Viáticos y pasajes dentro del país	95.000	0	0	0	0	0	95.000
403	18	00	00	Impuestos indirectos	31.250	0	0	0	0	0	31.250
403	18	01	00	Impuesto al valor agregado	31.250	0	0	0	0	0	31.250
404	**00**	**00**	**00**	**Activos reales**	**26.250**	**0**	**0**	**0**	**0**	**0**	**26.250**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	26.250	0	0	0	0	0	26.250
404	09	02	00	Equipos de computación	26.250	0	0	0	0	0	26.250
				Totales	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116691 460084000 REGISTRO ESTADÍSTICO DEL SECTOR CULTURA

OBJETIVO DEL PROYECTO: GENERAR REGISTROS ESTADÍSTICOS EN MATERIA CULTURAL, POR PARTE DE LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA CULTURA, LAS DEPENDENCIAS Y LOS GABINETES ESTADALES DE CULTURA.

UNIDAD DE MEDIDA: REGISTRO **META:** 47

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460084004 PRODUCCIÓN DE OPERACIONES ESTADÍSTICAS PRIMARIAS

UNIDAD DE MEDIDA: OPERACIÓN **META:** 47

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**55.325**	**0**	**0**	**0**	**0**	0	**55.325**
402	01	00	00	Productos alimenticios y agropecuarios	55.325	0	0	0	0	0	55.325
402	01	01	00	Alimentos y bebidas para personas	55.325	0	0	0	0	0	55.325
403	**00**	**00**	**00**	**Servicios no personales**	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	32.500	0	0	0	0	0	32.500
403	07	03	00	Relaciones sociales	32.500	0	0	0	0	0	32.500
403	09	00	00	Viáticos y pasajes	90.000	0	0	0	0	0	90.000
403	09	01	00	Viáticos y pasajes dentro del país	90.000	0	0	0	0	0	90.000
403	18	00	00	Impuestos indirectos	27.500	0	0	0	0	0	27.500
403	18	01	00	Impuesto al valor agregado	27.500	0	0	0	0	0	27.500
404	**00**	**00**	**00**	**Activos reales**	**14.675**	**0**	**0**	**0**	**0**	0	**14.675**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.675	0	0	0	0	0	14.675
404	09	02	00	Equipos de computación	14.675	0	0	0	0	0	14.675
				Totales	**220.000**	**0**	**0**	**0**	**0**	0	**220.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116678 460085000 FÁBRICA DE MEDIOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CREACIÓN, LA PROMOCIÓN Y LA DIFUSIÓN DE PRODUCCIONES DE RADIO, TELEVISIÓN, MICROS Y, SEMANARIOS CULTURALES IMPRESOS Y DIGITALES, A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 4.940

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**10.628.613**	**0**	**0**	**0**	**0**	**0**	**10.628.613**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.888.063	0	0	0	0	0	3.888.063
401	01	18	00	Remuneraciones al personal contratado	3.611.840	0	0	0	0	0	3.611.840
401	01	99	00	Otras retribuciones	276.223	0	0	0	0	0	276.223
401	03	00	00	Primas	469.200	0	0	0	0	0	469.200
401	03	37	00	Primas de transporte al personal contratado	469.200	0	0	0	0	0	469.200
401	04	00	00	Complementos de sueldos y salarios	1.215.000	0	0	0	0	0	1.215.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.215.000	0	0	0	0	0	1.215.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.724.206	0	0	0	0	0	1.724.206
401	05	07	00	Aguinaldos al personal contratado	1.326.313	0	0	0	0	0	1.326.313
401	05	08	00	Bono vacacional al personal contratado	397.893	0	0	0	0	0	397.893
401	06	00	00	Aportes patronales y legales	526.136	0	0	0	0	0	526.136
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	371.877	0	0	0	0	0	371.877
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	71.620	0	0	0	0	0	71.620
401	06	95	00	Otros aportes legales por personal contratado	82.639	0	0	0	0	0	82.639
401	07	00	00	Asistencia socio-económica	2.000.000	0	0	0	0	0	2.000.000
401	07	33	00	Asistencia socio-económica al personal contratado	2.000.000	0	0	0	0	0	2.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	806.008	0	0	0	0	0	806.008
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	806.008	0	0	0	0	0	806.008
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**5.000.000**	**0**	**0**	**0**	**0**	**0**	**5.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	750.000	0	0	0	0	0	750.000
402	01	01	00	Alimentos y bebidas para personas	750.000	0	0	0	0	0	750.000
402	03	00	00	Textiles y vestuarios	600.000	0	0	0	0	0	600.000
402	03	01	00	Textiles	200.000	0	0	0	0	0	200.000
402	03	02	00	Prendas de vestir	400.000	0	0	0	0	0	400.000
402	04	00	00	Productos de cuero y caucho	12.000	0	0	0	0	0	12.000
402	04	01	00	Cueros y pieles	10.000	0	0	0	0	0	10.000
402	04	03	00	Cauchos y tripas para vehículos	2.000	0	0	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116678 460085000 FÁBRICA DE MEDIOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CREACIÓN, LA PROMOCIÓN Y LA DIFUSIÓN DE PRODUCCIONES DE RADIO, TELEVISIÓN, MICROS Y, SEMANARIOS CULTURALES IMPRESOS Y DIGITALES, A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 4.940

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	910.000	0	0	0	0	0	910.000
402	05	02	00	Envases y cajas de papel y cartón	150.000	0	0	0	0	0	150.000
402	05	03	00	Productos de papel y cartón para oficina	250.000	0	0	0	0	0	250.000
402	05	04	00	Libros, revistas y periódicos	160.000	0	0	0	0	0	160.000
402	05	05	00	Material de enseñanza	100.000	0	0	0	0	0	100.000
402	05	06	00	Productos de papel y cartón para computación	250.000	0	0	0	0	0	250.000
402	06	00	00	Productos químicos y derivados	115.575	0	0	0	0	0	115.575
402	06	03	00	Tintas, pinturas y colorantes	52.575	0	0	0	0	0	52.575
402	06	04	00	Productos farmacéuticos y medicamentos	7.000	0	0	0	0	0	7.000
402	06	05	00	Productos de tocador	26.000	0	0	0	0	0	26.000
402	06	08	00	Productos plásticos	30.000	0	0	0	0	0	30.000
402	07	00	00	Productos minerales no metálicos	60.000	0	0	0	0	0	60.000
402	07	02	00	Vidrios y productos de vidrio	60.000	0	0	0	0	0	60.000
402	08	00	00	Productos metálicos	1.095.000	0	0	0	0	0	1.095.000
402	08	01	00	Productos primarios de hierro y acero	100.000	0	0	0	0	0	100.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	320.000	0	0	0	0	0	320.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	0	20.000
402	08	10	00	Repuestos y accesorios para otros equipos	655.000	0	0	0	0	0	655.000
402	09	00	00	Productos de madera	45.000	0	0	0	0	0	45.000
402	09	01	00	Productos primarios de madera	45.000	0	0	0	0	0	45.000
402	10	00	00	Productos varios y útiles diversos	1.412.425	0	0	0	0	0	1.412.425
402	10	01	00	Artículos de deporte, recreación y juguetes	10.000	0	0	0	0	0	10.000
402	10	02	00	Materiales y útiles de limpieza y aseo	15.000	0	0	0	0	0	15.000
402	10	03	00	Utensilios de cocina y comedor	22.425	0	0	0	0	0	22.425
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	220.000	0	0	0	0	0	220.000
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	0	30.000
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	605.000	0	0	0	0	0	605.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116678 460085000 FÁBRICA DE MEDIOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CREACIÓN, LA PROMOCIÓN Y LA DIFUSIÓN DE PRODUCCIONES DE RADIO, TELEVISIÓN, MICROS Y, SEMANARIOS CULTURALES IMPRESOS Y DIGITALES, A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 4.940

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	430.000	0	0	0	0	0	430.000
402	10	13	00	Materiales fotográficos	60.000	0	0	0	0	0	60.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.172.425**	**0**	**0**	**0**	**0**	**0**	**6.172.425**
403	02	00	00	Alquileres de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.000	0	0	0	0	0	5.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	5.000	0	0	0	0	0	5.000
403	03	00	00	Derechos sobre bienes intangibles	90.800	0	0	0	0	0	90.800
403	03	03	00	Paquetes y programas de computación	90.800	0	0	0	0	0	90.800
403	04	00	00	Servicios básicos	8.000	0	0	0	0	0	8.000
403	04	01	00	Electricidad	2.000	0	0	0	0	0	2.000
403	04	02	00	Gas	1.000	0	0	0	0	0	1.000
403	04	03	00	Agua	2.500	0	0	0	0	0	2.500
403	04	04	00	Teléfonos	1.500	0	0	0	0	0	1.500
403	04	05	00	Servicio de comunicaciones	1.000	0	0	0	0	0	1.000
403	06	00	00	Servicios de transporte y almacenaje	1.600	0	0	0	0	0	1.600
403	06	01	00	Fletes y embalajes	1.000	0	0	0	0	0	1.000
403	06	03	00	Estacionamiento	600	0	0	0	0	0	600
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.680.025	0	0	0	0	0	2.680.025
403	07	01	00	Publicidad y propaganda	1.175.000	0	0	0	0	0	1.175.000
403	07	02	00	Imprenta y reproducción	1.000.000	0	0	0	0	0	1.000.000
403	07	03	00	Relaciones sociales	325.000	0	0	0	0	0	325.000
403	07	04	00	Avisos	180.025	0	0	0	0	0	180.025
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.000	0	0	0	0	0	11.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	11.000	0	0	0	0	0	11.000
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	0	500.000
403	09	01	00	Viáticos y pasajes dentro del país	500.000	0	0	0	0	0	500.000
403	10	00	00	Servicios profesionales y técnicos	70.000	0	0	0	0	0	70.000
403	10	03	00	Servicios de procesamiento de datos	50.000	0	0	0	0	0	50.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116678 460085000 FÁBRICA DE MEDIOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CREACIÓN, LA PROMOCIÓN Y LA DIFUSIÓN DE PRODUCCIONES DE RADIO, TELEVISIÓN, MICROS Y, SEMANARIOS CULTURALES IMPRESOS Y DIGITALES, A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 4.940

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	361.000	0	0	0	0	0	361.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.000	0	0	0	0	0	11.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	350.000	0	0	0	0	0	350.000
403	12	00	00	Conservación y reparaciones menores de obras	400.000	0	0	0	0	0	400.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	400.000	0	0	0	0	0	400.000
403	18	00	00	Impuestos indirectos	1.990.000	0	0	0	0	0	1.990.000
403	18	01	00	Impuesto al valor agregado	1.990.000	0	0	0	0	0	1.990.000
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
404	**00**	**00**	**00**	**Activos reales**	**4.000.000**	**0**	**0**	**0**	**0**	**0**	**4.000.000**
404	01	00	00	Repuestos y reparaciones mayores	42.000	0	0	0	0	0	42.000
404	01	01	00	Repuestos mayores	41.000	0	0	0	0	0	41.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	21.000	0	0	0	0	0	21.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.000	0	0	0	0	0	1.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000	0	0	0	0	0	1.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.375.000	0	0	0	0	0	2.375.000
404	05	01	00	Equipos de telecomunicaciones	2.375.000	0	0	0	0	0	2.375.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	50.000	0	0	0	0	0	50.000
404	07	06	00	Instrumentos musicales y equipos de audio	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.383.000	0	0	0	0	0	1.383.000
404	09	01	00	Mobiliario y equipos de oficina	200.000	0	0	0	0	0	200.000
404	09	02	00	Equipos de computación	823.000	0	0	0	0	0	823.000
404	09	03	00	Mobiliario y equipos de alojamiento	360.000	0	0	0	0	0	360.000
404	12	00	00	Activos intangibles	50.000	0	0	0	0	0	50.000
404	12	02	00	Derechos de autor	50.000	0	0	0	0	0	50.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.300.000**	**0**	**0**	**0**	**0**	**0**	**2.300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116678 460085000 FÁBRICA DE MEDIOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CREACIÓN, LA PROMOCIÓN Y LA DIFUSIÓN DE PRODUCCIONES DE RADIO, TELEVISIÓN, MICROS Y, SEMANARIOS CULTURALES IMPRESOS Y DIGITALES, A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 4.940

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	2.300.000	0	0	0	0	0	2.300.000
407	01	02	00	Donaciones corrientes internas al sector privado	2.300.000	0	0	0	0	0	2.300.000
407	01	02	01	Donaciones corrientes a personas	2.300.000	0	0	0	0	0	2.300.000
				Totales	**28.101.038**	**0**	**0**	**0**	**0**	**0**	**28.101.038**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116678 460085000 FÁBRICA DE MEDIOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CREACIÓN, LA PROMOCIÓN Y LA DIFUSIÓN DE PRODUCCIONES DE RADIO, TELEVISIÓN, MICROS Y, SEMANARIOS CULTURALES IMPRESOS Y DIGITALES, A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 4.940

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116678 460085000 FÁBRICA DE MEDIOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CREACIÓN, LA PROMOCIÓN Y LA DIFUSIÓN DE PRODUCCIONES DE RADIO, TELEVISIÓN, MICROS Y, SEMANARIOS CULTURALES IMPRESOS Y DIGITALES, A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 4.940

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460085001 PRODUCCIÓN DE PROGRAMAS DE RADIO

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 3.740

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.677.575**	**0**	**0**	**0**	**0**	**0**	**1.677.575**
402	01	00	00	Productos alimenticios y agropecuarios	300.000	0	0	0	0	0	300.000
402	01	01	00	Alimentos y bebidas para personas	300.000	0	0	0	0	0	300.000
402	03	00	00	Textiles y vestuarios	300.000	0	0	0	0	0	300.000
402	03	01	00	Textiles	100.000	0	0	0	0	0	100.000
402	03	02	00	Prendas de vestir	200.000	0	0	0	0	0	200.000
402	04	00	00	Productos de cuero y caucho	10.000	0	0	0	0	0	10.000
402	04	01	00	Cueros y pieles	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	100.000	0	0	0	0	0	100.000
402	05	05	00	Material de enseñanza	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	42.575	0	0	0	0	0	42.575
402	06	03	00	Tintas, pinturas y colorantes	22.575	0	0	0	0	0	22.575
402	06	05	00	Productos de tocador	20.000	0	0	0	0	0	20.000
402	07	00	00	Productos minerales no metálicos	20.000	0	0	0	0	0	20.000
402	07	02	00	Vidrios y productos de vidrio	20.000	0	0	0	0	0	20.000
402	08	00	00	Productos metálicos	430.000	0	0	0	0	0	430.000
402	08	01	00	Productos primarios de hierro y acero	100.000	0	0	0	0	0	100.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	120.000	0	0	0	0	0	120.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.000	0	0	0	0	0	10.000
402	08	10	00	Repuestos y accesorios para otros equipos	200.000	0	0	0	0	0	200.000
402	09	00	00	Productos de madera	15.000	0	0	0	0	0	15.000
402	09	01	00	Productos primarios de madera	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	460.000	0	0	0	0	0	460.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	120.000	0	0	0	0	0	120.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116678 460085000 FÁBRICA DE MEDIOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CREACIÓN, LA PROMOCIÓN Y LA DIFUSIÓN DE PRODUCCIONES DE RADIO, TELEVISIÓN, MICROS Y, SEMANARIOS CULTURALES IMPRESOS Y DIGITALES, A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 4.940

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460085001 PRODUCCIÓN DE PROGRAMAS DE RADIO

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 3.740

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	0	30.000
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	200.000	0	0	0	0	0	200.000
402	10	11	00	Materiales eléctricos	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.972.425**	**0**	**0**	**0**	**0**	0	**1.972.425**
403	03	00	00	Derechos sobre bienes intangibles	25.000	0	0	0	0	0	25.000
403	03	03	00	Paquetes y programas de computación	25.000	0	0	0	0	0	25.000
403	04	00	00	Servicios básicos	1.000	0	0	0	0	0	1.000
403	04	03	00	Agua	500	0	0	0	0	0	500
403	04	04	00	Teléfonos	500	0	0	0	0	0	500
403	06	00	00	Servicios de transporte y almacenaje	200	0	0	0	0	0	200
403	06	03	00	Estacionamiento	200	0	0	0	0	0	200
403	07	00	00	Servicios de información, impresión y relaciones públicas	996.225	0	0	0	0	0	996.225
403	07	01	00	Publicidad y propaganda	400.000	0	0	0	0	0	400.000
403	07	02	00	Imprenta y reproducción	400.000	0	0	0	0	0	400.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	07	04	00	Avisos	96.225	0	0	0	0	0	96.225
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.000	0	0	0	0	0	5.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	200.000	0	0	0	0	0	200.000
403	09	01	00	Viáticos y pasajes dentro del país	200.000	0	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	205.000	0	0	0	0	0	205.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.000	0	0	0	0	0	5.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116678 460085000 FÁBRICA DE MEDIOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CREACIÓN, LA PROMOCIÓN Y LA DIFUSIÓN DE PRODUCCIONES DE RADIO, TELEVISIÓN, MICROS Y, SEMANARIOS CULTURALES IMPRESOS Y DIGITALES, A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 4.940

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460085001 PRODUCCIÓN DE PROGRAMAS DE RADIO

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 3.740

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	540.000	0	0	0	0	0	540.000
403	18	01	00	Impuesto al valor agregado	540.000	0	0	0	0	0	540.000
404	**00**	**00**	**00**	**Activos reales**	**1.350.000**	**0**	**0**	**0**	**0**	**0**	**1.350.000**
404	01	00	00	Repuestos y reparaciones mayores	40.000	0	0	0	0	0	40.000
404	01	01	00	Repuestos mayores	40.000	0	0	0	0	0	40.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	950.000	0	0	0	0	0	950.000
404	05	01	00	Equipos de telecomunicaciones	950.000	0	0	0	0	0	950.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	360.000	0	0	0	0	0	360.000
404	09	03	00	Mobiliario y equipos de alojamiento	360.000	0	0	0	0	0	360.000
				Totales	**5.000.000**	**0**	**0**	**0**	**0**	**0**	**5.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116678 460085000 FÁBRICA DE MEDIOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CREACIÓN, LA PROMOCIÓN Y LA DIFUSIÓN DE PRODUCCIONES DE RADIO, TELEVISIÓN, MICROS Y, SEMANARIOS CULTURALES IMPRESOS Y DIGITALES, A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 4.940

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460085002 PRODUCCIÓN DE PROGRAMAS DE TELEVISIÓN

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 300

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.072.425**	**0**	**0**	**0**	**0**	**0**	**2.072.425**
402	01	00	00	Productos alimenticios y agropecuarios	300.000	0	0	0	0	0	300.000
402	01	01	00	Alimentos y bebidas para personas	300.000	0	0	0	0	0	300.000
402	03	00	00	Textiles y vestuarios	300.000	0	0	0	0	0	300.000
402	03	01	00	Textiles	100.000	0	0	0	0	0	100.000
402	03	02	00	Prendas de vestir	200.000	0	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	550.000	0	0	0	0	0	550.000
402	05	02	00	Envases y cajas de papel y cartón	150.000	0	0	0	0	0	150.000
402	05	03	00	Productos de papel y cartón para oficina	150.000	0	0	0	0	0	150.000
402	05	04	00	Libros, revistas y periódicos	100.000	0	0	0	0	0	100.000
402	05	06	00	Productos de papel y cartón para computación	150.000	0	0	0	0	0	150.000
402	06	00	00	Productos químicos y derivados	60.000	0	0	0	0	0	60.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	06	04	00	Productos farmacéuticos y medicamentos	5.000	0	0	0	0	0	5.000
402	06	05	00	Productos de tocador	5.000	0	0	0	0	0	5.000
402	06	08	00	Productos plásticos	30.000	0	0	0	0	0	30.000
402	07	00	00	Productos minerales no metálicos	30.000	0	0	0	0	0	30.000
402	07	02	00	Vidrios y productos de vidrio	30.000	0	0	0	0	0	30.000
402	08	00	00	Productos metálicos	310.000	0	0	0	0	0	310.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	100.000	0	0	0	0	0	100.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.000	0	0	0	0	0	10.000
402	08	10	00	Repuestos y accesorios para otros equipos	200.000	0	0	0	0	0	200.000
402	09	00	00	Productos de madera	30.000	0	0	0	0	0	30.000
402	09	01	00	Productos primarios de madera	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116678 460085000 FÁBRICA DE MEDIOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CREACIÓN, LA PROMOCIÓN Y LA DIFUSIÓN DE PRODUCCIONES DE RADIO, TELEVISIÓN, MICROS Y, SEMANARIOS CULTURALES IMPRESOS Y DIGITALES, A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 4.940

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460085002 PRODUCCIÓN DE PROGRAMAS DE TELEVISIÓN

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 300

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	492.425	0	0	0	0	0	492.425
402	10	01	00	Artículos de deporte, recreación y juguetes	10.000	0	0	0	0	0	10.000
402	10	03	00	Utensilios de cocina y comedor	12.425	0	0	0	0	0	12.425
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	200.000	0	0	0	0	0	200.000
402	10	11	00	Materiales eléctricos	200.000	0	0	0	0	0	200.000
402	10	13	00	Materiales fotográficos	60.000	0	0	0	0	0	60.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.700.000**	0	0	0	0	0	**2.700.000**
403	03	00	00	Derechos sobre bienes intangibles	35.800	0	0	0	0	0	35.800
403	03	03	00	Paquetes y programas de computación	35.800	0	0	0	0	0	35.800
403	04	00	00	Servicios básicos	4.000	0	0	0	0	0	4.000
403	04	01	00	Electricidad	1.000	0	0	0	0	0	1.000
403	04	02	00	Gas	1.000	0	0	0	0	0	1.000
403	04	03	00	Agua	1.000	0	0	0	0	0	1.000
403	04	05	00	Servicio de comunicaciones	1.000	0	0	0	0	0	1.000
403	06	00	00	Servicios de transporte y almacenaje	200	0	0	0	0	0	200
403	06	03	00	Estacionamiento	200	0	0	0	0	0	200
403	07	00	00	Servicios de información, impresión y relaciones públicas	950.000	0	0	0	0	0	950.000
403	07	01	00	Publicidad y propaganda	500.000	0	0	0	0	0	500.000
403	07	02	00	Imprenta y reproducción	325.000	0	0	0	0	0	325.000
403	07	03	00	Relaciones sociales	125.000	0	0	0	0	0	125.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.000	0	0	0	0	0	5.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116678 460085000 FÁBRICA DE MEDIOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CREACIÓN, LA PROMOCIÓN Y LA DIFUSIÓN DE PRODUCCIONES DE RADIO, TELEVISIÓN, MICROS Y, SEMANARIOS CULTURALES IMPRESOS Y DIGITALES, A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 4.940

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460085002 PRODUCCIÓN DE PROGRAMAS DE TELEVISIÓN

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 300

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	200.000	0	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	105.000	0	0	0	0	0	105.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.000	0	0	0	0	0	5.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
403	12	00	00	Conservación y reparaciones menores de obras	400.000	0	0	0	0	0	400.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	400.000	0	0	0	0	0	400.000
403	18	00	00	Impuestos indirectos	1.000.000	0	0	0	0	0	1.000.000
403	18	01	00	Impuesto al valor agregado	1.000.000	0	0	0	0	0	1.000.000
404	**00**	**00**	**00**	**Activos reales**	**1.400.000**	**0**	**0**	**0**	**0**	0	**1.400.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	800.000	0	0	0	0	0	800.000
404	05	01	00	Equipos de telecomunicaciones	800.000	0	0	0	0	0	800.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	0	50.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	0	500.000
404	09	01	00	Mobiliario y equipos de oficina	50.000	0	0	0	0	0	50.000
404	09	02	00	Equipos de computación	450.000	0	0	0	0	0	450.000
404	12	00	00	Activos intangibles	50.000	0	0	0	0	0	50.000
404	12	02	00	Derechos de autor	50.000	0	0	0	0	0	50.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.300.000**	**0**	**0**	**0**	**0**	0	**2.300.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.300.000	0	0	0	0	0	2.300.000
407	01	02	00	Donaciones corrientes internas al sector privado	2.300.000	0	0	0	0	0	2.300.000
407	01	02	01	Donaciones corrientes a personas	2.300.000	0	0	0	0	0	2.300.000
				Totales	**8.472.425**	**0**	**0**	**0**	**0**	0	**8.472.425**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116678 460085000 FÁBRICA DE MEDIOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CREACIÓN, LA PROMOCIÓN Y LA DIFUSIÓN DE PRODUCCIONES DE RADIO, TELEVISIÓN, MICROS Y, SEMANARIOS CULTURALES IMPRESOS Y DIGITALES, A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 4.940

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460085003 PRODUCCIÓN DE MICROS PARA RADIO Y TELEVISIÓN

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 680

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**250.000**	0	0	0	0	0	**250.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	50.000	0	0	0	0	0	50.000
402	05	04	00	Libros, revistas y periódicos	50.000	0	0	0	0	0	50.000
402	08	00	00	Productos metálicos	75.000	0	0	0	0	0	75.000
402	08	10	00	Repuestos y accesorios para otros equipos	75.000	0	0	0	0	0	75.000
402	10	00	00	Productos varios y útiles diversos	75.000	0	0	0	0	0	75.000
402	10	08	00	Materiales para equipos de computación	75.000	0	0	0	0	0	75.000
403	**00**	**00**	**00**	**Servicios no personales**	**500.000**	**0**	**0**	**0**	**0**	0	**500.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	400.000	0	0	0	0	0	400.000
403	07	01	00	Publicidad y propaganda	175.000	0	0	0	0	0	175.000
403	07	02	00	Imprenta y reproducción	175.000	0	0	0	0	0	175.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	100.000	0	0	0	0	0	100.000
403	18	01	00	Impuesto al valor agregado	100.000	0	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**250.000**	0	**0**	0	**0**	0	**250.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	125.000	0	0	0	0	0	125.000
404	05	01	00	Equipos de telecomunicaciones	125.000	0	0	0	0	0	125.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	125.000	0	0	0	0	0	125.000
404	09	02	00	Equipos de computación	125.000	0	0	0	0	0	125.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116678 460085000 FÁBRICA DE MEDIOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CREACIÓN, LA PROMOCIÓN Y LA DIFUSIÓN DE PRODUCCIONES DE RADIO, TELEVISIÓN, MICROS Y, SEMANARIOS CULTURALES IMPRESOS Y DIGITALES, A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 4.940

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460085004 PRODUCCIÓN DE SEMANARIOS CULTURALES, IMPRESOS Y DIGITALES

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 220

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**10.628.613**	**0**	**0**	**0**	**0**	0	**10.628.613**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.888.063	0	0	0	0	0	3.888.063
401	01	18	00	Remuneraciones al personal contratado	3.611.840	0	0	0	0	0	3.611.840
401	01	99	00	Otras retribuciones	276.223	0	0	0	0	0	276.223
401	03	00	00	Primas	469.200	0	0	0	0	0	469.200
401	03	37	00	Primas de transporte al personal contratado	469.200	0	0	0	0	0	469.200
401	04	00	00	Complementos de sueldos y salarios	1.215.000	0	0	0	0	0	1.215.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.215.000	0	0	0	0	0	1.215.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.724.206	0	0	0	0	0	1.724.206
401	05	07	00	Aguinaldos al personal contratado	1.326.313	0	0	0	0	0	1.326.313
401	05	08	00	Bono vacacional al personal contratado	397.893	0	0	0	0	0	397.893
401	06	00	00	Aportes patronales y legales	526.136	0	0	0	0	0	526.136
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	371.877	0	0	0	0	0	371.877
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	71.620	0	0	0	0	0	71.620
401	06	95	00	Otros aportes legales por personal contratado	82.639	0	0	0	0	0	82.639
401	07	00	00	Asistencia socio-económica	2.000.000	0	0	0	0	0	2.000.000
401	07	33	00	Asistencia socio-económica al personal contratado	2.000.000	0	0	0	0	0	2.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	806.008	0	0	0	0	0	806.008
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	806.008	0	0	0	0	0	806.008
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
402	04	00	00	Productos de cuero y caucho	2.000	0	0	0	0	0	2.000
402	04	03	00	Cauchos y tripas para vehículos	2.000	0	0	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116678 460085000 FÁBRICA DE MEDIOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CREACIÓN, LA PROMOCIÓN Y LA DIFUSIÓN DE PRODUCCIONES DE RADIO, TELEVISIÓN, MICROS Y, SEMANARIOS CULTURALES IMPRESOS Y DIGITALES, A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 4.940

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460085004 PRODUCCIÓN DE SEMANARIOS CULTURALES, IMPRESOS Y DIGITALES

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 220

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	210.000	0	0	0	0	0	210.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	0	100.000
402	05	04	00	Libros, revistas y periódicos	10.000	0	0	0	0	0	10.000
402	05	06	00	Productos de papel y cartón para computación	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	13.000	0	0	0	0	0	13.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.000	0	0	0	0	0	2.000
402	06	05	00	Productos de tocador	1.000	0	0	0	0	0	1.000
402	07	00	00	Productos minerales no metálicos	10.000	0	0	0	0	0	10.000
402	07	02	00	Vidrios y productos de vidrio	10.000	0	0	0	0	0	10.000
402	08	00	00	Productos metálicos	280.000	0	0	0	0	0	280.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	100.000	0	0	0	0	0	100.000
402	08	10	00	Repuestos y accesorios para otros equipos	180.000	0	0	0	0	0	180.000
402	10	00	00	Productos varios y útiles diversos	385.000	0	0	0	0	0	385.000
402	10	02	00	Materiales y útiles de limpieza y aseo	15.000	0	0	0	0	0	15.000
402	10	03	00	Utensilios de cocina y comedor	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	0	100.000
402	10	08	00	Materiales para equipos de computación	130.000	0	0	0	0	0	130.000
402	10	11	00	Materiales eléctricos	130.000	0	0	0	0	0	130.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
403	02	00	00	Alquileres de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.000	0	0	0	0	0	5.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	5.000	0	0	0	0	0	5.000
403	03	00	00	Derechos sobre bienes intangibles	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116678 460085000 FÁBRICA DE MEDIOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CREACIÓN, LA PROMOCIÓN Y LA DIFUSIÓN DE PRODUCCIONES DE RADIO, TELEVISIÓN, MICROS Y, SEMANARIOS CULTURALES IMPRESOS Y DIGITALES, A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 4.940

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460085004 PRODUCCIÓN DE SEMANARIOS CULTURALES, IMPRESOS Y DIGITALES

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 220

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	03	03	00	Paquetes y programas de computación	30.000	0	0	0	0	0	30.000
403	04	00	00	Servicios básicos	3.000	0	0	0	0	0	3.000
403	04	01	00	Electricidad	1.000	0	0	0	0	0	1.000
403	04	03	00	Agua	1.000	0	0	0	0	0	1.000
403	04	04	00	Teléfonos	1.000	0	0	0	0	0	1.000
403	06	00	00	Servicios de transporte y almacenaje	1.200	0	0	0	0	0	1.200
403	06	01	00	Fletes y embalajes	1.000	0	0	0	0	0	1.000
403	06	03	00	Estacionamiento	200	0	0	0	0	0	200
403	07	00	00	Servicios de información, impresión y relaciones públicas	333.800	0	0	0	0	0	333.800
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	0	50.000
403	07	04	00	Avisos	83.800	0	0	0	0	0	83.800
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.000	0	0	0	0	0	1.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	70.000	0	0	0	0	0	70.000
403	10	03	00	Servicios de procesamiento de datos	50.000	0	0	0	0	0	50.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	0	20.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	51.000	0	0	0	0	0	51.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.000	0	0	0	0	0	1.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	350.000	0	0	0	0	0	350.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116678 460085000 FÁBRICA DE MEDIOS

OBJETIVO DEL PROYECTO: INCREMENTAR LA CREACIÓN, LA PROMOCIÓN Y LA DIFUSIÓN DE PRODUCCIONES DE RADIO, TELEVISIÓN, MICROS Y, SEMANARIOS CULTURALES IMPRESOS Y DIGITALES, A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 4.940

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460085004 PRODUCCIÓN DE SEMANARIOS CULTURALES, IMPRESOS Y DIGITALES

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 220

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	350.000	0	0	0	0	0	350.000
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
404	01	00	00	Repuestos y reparaciones mayores	2.000	0	0	0	0	0	2.000
404	01	01	00	Repuestos mayores	1.000	0	0	0	0	0	1.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	1.000	0	0	0	0	0	1.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.000	0	0	0	0	0	1.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000	0	0	0	0	0	1.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	0	500.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	0	500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
404	07	06	00	Instrumentos musicales y equipos de audio	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	398.000	0	0	0	0	0	398.000
404	09	01	00	Mobiliario y equipos de oficina	150.000	0	0	0	0	0	150.000
404	09	02	00	Equipos de computación	248.000	0	0	0	0	0	248.000
				Totales	**13.628.613**	**0**	**0**	**0**	**0**	**0**	**13.628.613**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116705 460086000 CONSOLIDACIÓN DE LA FORMACIÓN EN LA MODALIDAD DE LAS ARTES Y CAPACITACIÓN EN EL TRABAJO CULTURAL COMUNITARIO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE LAS ARTES (MÚSICA, DANZA, TEATRO Y ARTES PLÁSTICAS) Y CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (ARTES CULINARIAS, CORTE Y COSTURA, ENTRE OTRAS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 8.000

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**38.770.009**	**0**	**0**	**0**	**0**	**0**	**38.770.009**
401	01	00	00	Sueldos, salarios y otras retribuciones	18.728.815	0	0	0	0	0	18.728.815
401	01	18	00	Remuneraciones al personal contratado	13.976.815	0	0	0	0	0	13.976.815
401	01	99	00	Otras retribuciones	4.752.000	0	0	0	0	0	4.752.000
401	03	00	00	Primas	2.502.000	0	0	0	0	0	2.502.000
401	03	37	00	Primas de transporte al personal contratado	2.502.000	0	0	0	0	0	2.502.000
401	04	00	00	Complementos de sueldos y salarios	4.762.800	0	0	0	0	0	4.762.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.762.800	0	0	0	0	0	4.762.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.899.823	0	0	0	0	0	5.899.823
401	05	07	00	Aguinaldos al personal contratado	4.068.844	0	0	0	0	0	4.068.844
401	05	08	00	Bono vacacional al personal contratado	1.830.979	0	0	0	0	0	1.830.979
401	06	00	00	Aportes patronales y legales	2.017.597	0	0	0	0	0	2.017.597
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.426.051	0	0	0	0	0	1.426.051
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	274.646	0	0	0	0	0	274.646
401	06	95	00	Otros aportes legales por personal contratado	316.900	0	0	0	0	0	316.900
401	07	00	00	Asistencia socio-económica	2.120.092	0	0	0	0	0	2.120.092
401	07	33	00	Asistencia socio-económica al personal contratado	2.120.092	0	0	0	0	0	2.120.092
401	08	00	00	Prestaciones sociales e indemnizaciones	2.738.882	0	0	0	0	0	2.738.882
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.738.882	0	0	0	0	0	2.738.882
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**1.923.000**	**0**	**0**	**0**	**0**	**0**	**1.923.000**
402	01	00	00	Productos alimenticios y agropecuarios	150.000	0	0	0	0	0	150.000
402	01	01	00	Alimentos y bebidas para personas	150.000	0	0	0	0	0	150.000
402	02	00	00	Productos de minas, canteras y yacimientos	45.000	0	0	0	0	0	45.000
402	02	03	00	Mineral de hierro	30.000	0	0	0	0	0	30.000
402	02	05	00	Piedra, arcilla, arena y tierra	15.000	0	0	0	0	0	15.000
402	03	00	00	Textiles y vestuarios	50.000	0	0	0	0	0	50.000
402	03	01	00	Textiles	30.000	0	0	0	0	0	30.000
402	03	02	00	Prendas de vestir	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116705 460086000 CONSOLIDACIÓN DE LA FORMACIÓN EN LA MODALIDAD DE LAS ARTES Y CAPACITACIÓN EN EL TRABAJO CULTURAL COMUNITARIO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE LAS ARTES (MÚSICA, DANZA, TEATRO Y ARTES PLÁSTICAS) Y CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (ARTES CULINARIAS, CORTE Y COSTURA, ENTRE OTRAS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 8.000

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	155.000	0	0	0	0	0	155.000
402	05	01	00	Pulpa de madera, papel y cartón	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	05	05	00	Material de enseñanza	10.000	0	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.000	0	0	0	0	0	10.000
402	05	99	00	Otros productos de pulpa, papel y cartón	15.000	0	0	0	0	0	15.000
402	06	00	00	Productos químicos y derivados	280.000	0	0	0	0	0	280.000
402	06	03	00	Tintas, pinturas y colorantes	250.000	0	0	0	0	0	250.000
402	06	04	00	Productos farmacéuticos y medicamentos	10.000	0	0	0	0	0	10.000
402	06	05	00	Productos de tocador	10.000	0	0	0	0	0	10.000
402	06	08	00	Productos plásticos	10.000	0	0	0	0	0	10.000
402	07	00	00	Productos minerales no metálicos	20.000	0	0	0	0	0	20.000
402	07	04	00	Cemento, cal y yeso	20.000	0	0	0	0	0	20.000
402	08	00	00	Productos metálicos	20.000	0	0	0	0	0	20.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	08	08	00	Material de educación	10.000	0	0	0	0	0	10.000
402	09	00	00	Productos de madera	31.000	0	0	0	0	0	31.000
402	09	01	00	Productos primarios de madera	31.000	0	0	0	0	0	31.000
402	10	00	00	Productos varios y útiles diversos	1.022.000	0	0	0	0	0	1.022.000
402	10	01	00	Artículos de deporte, recreación y juguetes	15.000	0	0	0	0	0	15.000
402	10	02	00	Materiales y útiles de limpieza y aseo	150.000	0	0	0	0	0	150.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	0	15.000
402	10	06	00	Condecoraciones, ofrendas y similares	15.000	0	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	500.000	0	0	0	0	0	500.000
402	10	11	00	Materiales eléctricos	222.000	0	0	0	0	0	222.000
402	10	12	00	Materiales para instalaciones sanitarias	100.000	0	0	0	0	0	100.000
402	10	13	00	Materiales fotográficos	5.000	0	0	0	0	0	5.000
402	99	00	00	Otros materiales y suministros	150.000	0	0	0	0	0	150.000
402	99	01	00	Otros materiales y suministros	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116705 460086000 CONSOLIDACIÓN DE LA FORMACIÓN EN LA MODALIDAD DE LAS ARTES Y CAPACITACIÓN EN EL TRABAJO CULTURAL COMUNITARIO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE LAS ARTES (MÚSICA, DANZA, TEATRO Y ARTES PLÁSTICAS) Y CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (ARTES CULINARIAS, CORTE Y COSTURA, ENTRE OTRAS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 8.000

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**9.077.000**	**0**	**0**	**0**	**0**	**0**	**9.077.000**
403	01	00	00	Alquileres de inmuebles	1.805.000	0	0	0	0	0	1.805.000
403	01	01	00	Alquileres de edificios y locales	1.780.000	0	0	0	0	0	1.780.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	25.000	0	0	0	0	0	25.000
403	04	00	00	Servicios básicos	430.000	0	0	0	0	0	430.000
403	04	01	00	Electricidad	30.000	0	0	0	0	0	30.000
403	04	02	00	Gas	30.000	0	0	0	0	0	30.000
403	04	03	00	Agua	30.000	0	0	0	0	0	30.000
403	04	04	00	Teléfonos	280.000	0	0	0	0	0	280.000
403	04	05	00	Servicio de comunicaciones	30.000	0	0	0	0	0	30.000
403	04	06	00	Servicio de aseo urbano y domiciliario	30.000	0	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.113.694	0	0	0	0	0	1.113.694
403	07	02	00	Imprenta y reproducción	610.647	0	0	0	0	0	610.647
403	07	03	00	Relaciones sociales	498.047	0	0	0	0	0	498.047
403	07	04	00	Avisos	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	570.200	0	0	0	0	0	570.200
403	09	01	00	Viáticos y pasajes dentro del país	350.200	0	0	0	0	0	350.200
403	09	03	00	Asignación por kilómetros recorridos	220.000	0	0	0	0	0	220.000
403	10	00	00	Servicios profesionales y técnicos	225.000	0	0	0	0	0	225.000
403	10	07	00	Servicios de capacitación y adiestramiento	25.000	0	0	0	0	0	25.000
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	326.500	0	0	0	0	0	326.500
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	326.500	0	0	0	0	0	326.500
403	12	00	00	Conservación y reparaciones menores de obras	2.649.000	0	0	0	0	0	2.649.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.649.000	0	0	0	0	0	2.649.000
403	18	00	00	Impuestos indirectos	1.270.606	0	0	0	0	0	1.270.606
403	18	01	00	Impuesto al valor agregado	1.270.606	0	0	0	0	0	1.270.606
403	99	00	00	Otros servicios no personales	687.000	0	0	0	0	0	687.000
403	99	01	00	Otros servicios no personales	687.000	0	0	0	0	0	687.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116705 460086000 CONSOLIDACIÓN DE LA FORMACIÓN EN LA MODALIDAD DE LAS ARTES Y CAPACITACIÓN EN EL TRABAJO CULTURAL COMUNITARIO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE LAS ARTES (MÚSICA, DANZA, TEATRO Y ARTES PLÁSTICAS) Y CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (ARTES CULINARIAS, CORTE Y COSTURA, ENTRE OTRAS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 8.000

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**292.234**	**0**	**0**	**0**	**0**	**0**	**292.234**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
404	07	06	00	Instrumentos musicales y equipos de audio	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	192.234	0	0	0	0	0	192.234
404	09	01	00	Mobiliario y equipos de oficina	92.234	0	0	0	0	0	92.234
404	09	02	00	Equipos de computación	100.000	0	0	0	0	0	100.000
				Totales	**50.062.243**	**0**	**0**	**0**	**0**	**0**	**50.062.243**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116705 460086000 CONSOLIDACIÓN DE LA FORMACIÓN EN LA MODALIDAD DE LAS ARTES Y CAPACITACIÓN EN EL TRABAJO CULTURAL COMUNITARIO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE LAS ARTES (MÚSICA, DANZA, TEATRO Y ARTES PLÁSTICAS) Y CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (ARTES CULINARIAS, CORTE Y COSTURA, ENTRE OTRAS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 8.000

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116705 460086000 CONSOLIDACIÓN DE LA FORMACIÓN EN LA MODALIDAD DE LAS ARTES Y CAPACITACIÓN EN EL TRABAJO CULTURAL COMUNITARIO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE LAS ARTES (MÚSICA, DANZA, TEATRO Y ARTES PLÁSTICAS) Y CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (ARTES CULINARIAS, CORTE Y COSTURA, ENTRE OTRAS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 8.000

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460086001 FORMACIÓN DE BACHILLERES EN ARTES, MENCIÓN ARTE Y/O TEATRO

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 450

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FOMENTO DE LA ECONOMÍA CULTURAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**38.770.009**	**0**	**0**	**0**	**0**	**0**	**38.770.009**
401	01	00	00	Sueldos, salarios y otras retribuciones	18.728.815	0	0	0	0	0	18.728.815
401	01	18	00	Remuneraciones al personal contratado	13.976.815	0	0	0	0	0	13.976.815
401	01	99	00	Otras retribuciones	4.752.000	0	0	0	0	0	4.752.000
401	03	00	00	Primas	2.502.000	0	0	0	0	0	2.502.000
401	03	37	00	Primas de transporte al personal contratado	2.502.000	0	0	0	0	0	2.502.000
401	04	00	00	Complementos de sueldos y salarios	4.762.800	0	0	0	0	0	4.762.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.762.800	0	0	0	0	0	4.762.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.899.823	0	0	0	0	0	5.899.823
401	05	07	00	Aguinaldos al personal contratado	4.068.844	0	0	0	0	0	4.068.844
401	05	08	00	Bono vacacional al personal contratado	1.830.979	0	0	0	0	0	1.830.979
401	06	00	00	Aportes patronales y legales	2.017.597	0	0	0	0	0	2.017.597
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.426.051	0	0	0	0	0	1.426.051
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	274.646	0	0	0	0	0	274.646
401	06	95	00	Otros aportes legales por personal contratado	316.900	0	0	0	0	0	316.900
401	07	00	00	Asistencia socio-económica	2.120.092	0	0	0	0	0	2.120.092
401	07	33	00	Asistencia socio-económica al personal contratado	2.120.092	0	0	0	0	0	2.120.092
401	08	00	00	Prestaciones sociales e indemnizaciones	2.738.882	0	0	0	0	0	2.738.882
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.738.882	0	0	0	0	0	2.738.882
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.373.000**	**0**	**0**	**0**	**0**	**0**	**1.373.000**
402	06	00	00	Productos químicos y derivados	250.000	0	0	0	0	0	250.000
402	06	03	00	Tintas, pinturas y colorantes	250.000	0	0	0	0	0	250.000
402	07	00	00	Productos minerales no metálicos	20.000	0	0	0	0	0	20.000
402	07	04	00	Cemento, cal y yeso	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116705 460086000 CONSOLIDACIÓN DE LA FORMACIÓN EN LA MODALIDAD DE LAS ARTES Y CAPACITACIÓN EN EL TRABAJO CULTURAL COMUNITARIO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE LAS ARTES (MÚSICA, DANZA, TEATRO Y ARTES PLÁSTICAS) Y CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (ARTES CULINARIAS, CORTE Y COSTURA, ENTRE OTRAS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 8.000

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460086001 FORMACIÓN DE BACHILLERES EN ARTES, MENCIÓN ARTE Y/O TEATRO

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 450

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FOMENTO DE LA ECONOMÍA CULTURAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	00	00	Productos de madera	31.000	0	0	0	0	0	31.000
402	09	01	00	Productos primarios de madera	31.000	0	0	0	0	0	31.000
402	10	00	00	Productos varios y útiles diversos	972.000	0	0	0	0	0	972.000
402	10	02	00	Materiales y útiles de limpieza y aseo	150.000	0	0	0	0	0	150.000
402	10	08	00	Materiales para equipos de computación	500.000	0	0	0	0	0	500.000
402	10	11	00	Materiales eléctricos	222.000	0	0	0	0	0	222.000
402	10	12	00	Materiales para instalaciones sanitarias	100.000	0	0	0	0	0	100.000
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**885.447**	**0**	**0**	**0**	**0**	**0**	**885.447**
403	04	00	00	Servicios básicos	40.000	0	0	0	0	0	40.000
403	04	01	00	Electricidad	5.000	0	0	0	0	0	5.000
403	04	02	00	Gas	5.000	0	0	0	0	0	5.000
403	04	03	00	Agua	5.000	0	0	0	0	0	5.000
403	04	04	00	Teléfonos	15.000	0	0	0	0	0	15.000
403	04	05	00	Servicio de comunicaciones	5.000	0	0	0	0	0	5.000
403	04	06	00	Servicio de aseo urbano y domiciliario	5.000	0	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	124.647	0	0	0	0	0	124.647
403	07	02	00	Imprenta y reproducción	124.647	0	0	0	0	0	124.647
403	12	00	00	Conservación y reparaciones menores de obras	200.000	0	0	0	0	0	200.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	272.800	0	0	0	0	0	272.800
403	18	01	00	Impuesto al valor agregado	272.800	0	0	0	0	0	272.800
403	99	00	00	Otros servicios no personales	248.000	0	0	0	0	0	248.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116705 460086000 CONSOLIDACIÓN DE LA FORMACIÓN EN LA MODALIDAD DE LAS ARTES Y CAPACITACIÓN EN EL TRABAJO CULTURAL COMUNITARIO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE LAS ARTES (MÚSICA, DANZA, TEATRO Y ARTES PLÁSTICAS) Y CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (ARTES CULINARIAS, CORTE Y COSTURA, ENTRE OTRAS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 8.000

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460086001 FORMACIÓN DE BACHILLERES EN ARTES, MENCIÓN ARTE Y/O TEATRO

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 450

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FOMENTO DE LA ECONOMÍA CULTURAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	248.000	0	0	0	0	0	248.000
				Totales	**41.028.456**	0	0	0	0	0	**41.028.456**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116705 460086000 CONSOLIDACIÓN DE LA FORMACIÓN EN LA MODALIDAD DE LAS ARTES Y CAPACITACIÓN EN EL TRABAJO CULTURAL COMUNITARIO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE LAS ARTES (MÚSICA, DANZA, TEATRO Y ARTES PLÁSTICAS) Y CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (ARTES CULINARIAS, CORTE Y COSTURA, ENTRE OTRAS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 8.000

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460086002 FORMACIÓN DE EJECUTANTES INSTRUMENTALES Y/O CANTANTES LÍRICOS

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 3.500

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FOMENTO DE LA ECONOMÍA CULTURAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**550.000**	**0**	**0**	**0**	**0**	**0**	**550.000**
402	01	00	00	Productos alimenticios y agropecuarios	150.000	0	0	0	0	0	150.000
402	01	01	00	Alimentos y bebidas para personas	150.000	0	0	0	0	0	150.000
402	02	00	00	Productos de minas, canteras y yacimientos	45.000	0	0	0	0	0	45.000
402	02	03	00	Mineral de hierro	30.000	0	0	0	0	0	30.000
402	02	05	00	Piedra, arcilla, arena y tierra	15.000	0	0	0	0	0	15.000
402	03	00	00	Textiles y vestuarios	50.000	0	0	0	0	0	50.000
402	03	01	00	Textiles	30.000	0	0	0	0	0	30.000
402	03	02	00	Prendas de vestir	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	155.000	0	0	0	0	0	155.000
402	05	01	00	Pulpa de madera, papel y cartón	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	05	05	00	Material de enseñanza	10.000	0	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.000	0	0	0	0	0	10.000
402	05	99	00	Otros productos de pulpa, papel y cartón	15.000	0	0	0	0	0	15.000
402	06	00	00	Productos químicos y derivados	30.000	0	0	0	0	0	30.000
402	06	04	00	Productos farmacéuticos y medicamentos	10.000	0	0	0	0	0	10.000
402	06	05	00	Productos de tocador	10.000	0	0	0	0	0	10.000
402	06	08	00	Productos plásticos	10.000	0	0	0	0	0	10.000
402	08	00	00	Productos metálicos	20.000	0	0	0	0	0	20.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	08	08	00	Material de educación	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	01	00	Artículos de deporte, recreación y juguetes	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116705 460086000 CONSOLIDACIÓN DE LA FORMACIÓN EN LA MODALIDAD DE LAS ARTES Y CAPACITACIÓN EN EL TRABAJO CULTURAL COMUNITARIO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE LAS ARTES (MÚSICA, DANZA, TEATRO Y ARTES PLÁSTICAS) Y CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (ARTES CULINARIAS, CORTE Y COSTURA, ENTRE OTRAS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 8.000

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460086002 FORMACIÓN DE EJECUTANTES INSTRUMENTALES Y/O CANTANTES LÍRICOS

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 3.500

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FOMENTO DE LA ECONOMÍA CULTURAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	0	15.000
402	10	06	00	Condecoraciones, ofrendas y similares	15.000	0	0	0	0	0	15.000
402	10	13	00	Materiales fotográficos	5.000	0	0	0	0	0	5.000
402	99	00	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.708.447**	**0**	**0**	**0**	**0**	0	**1.708.447**
403	04	00	00	Servicios básicos	60.000	0	0	0	0	0	60.000
403	04	01	00	Electricidad	10.000	0	0	0	0	0	10.000
403	04	02	00	Gas	10.000	0	0	0	0	0	10.000
403	04	03	00	Agua	10.000	0	0	0	0	0	10.000
403	04	04	00	Teléfonos	10.000	0	0	0	0	0	10.000
403	04	05	00	Servicio de comunicaciones	10.000	0	0	0	0	0	10.000
403	04	06	00	Servicio de aseo urbano y domiciliario	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	303.047	0	0	0	0	0	303.047
403	07	02	00	Imprenta y reproducción	155.000	0	0	0	0	0	155.000
403	07	03	00	Relaciones sociales	148.047	0	0	0	0	0	148.047
403	09	00	00	Viáticos y pasajes	50.200	0	0	0	0	0	50.200
403	09	01	00	Viáticos y pasajes dentro del país	50.200	0	0	0	0	0	50.200
403	10	00	00	Servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	150.000	0	0	0	0	0	150.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
403	12	00	00	Conservación y reparaciones menores de obras	633.000	0	0	0	0	0	633.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	633.000	0	0	0	0	0	633.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116705 460086000 CONSOLIDACIÓN DE LA FORMACIÓN EN LA MODALIDAD DE LAS ARTES Y CAPACITACIÓN EN EL TRABAJO CULTURAL COMUNITARIO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE LAS ARTES (MÚSICA, DANZA, TEATRO Y ARTES PLÁSTICAS) Y CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (ARTES CULINARIAS, CORTE Y COSTURA, ENTRE OTRAS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 8.000

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460086002 FORMACIÓN DE EJECUTANTES INSTRUMENTALES Y/O CANTANTES LÍRICOS

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 3.500

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FOMENTO DE LA ECONOMÍA CULTURAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	242.200	0	0	0	0	0	242.200
403	18	01	00	Impuesto al valor agregado	242.200	0	0	0	0	0	242.200
403	99	00	00	Otros servicios no personales	170.000	0	0	0	0	0	170.000
403	99	01	00	Otros servicios no personales	170.000	0	0	0	0	0	170.000
				Totales	**2.258.447**	**0**	**0**	**0**	**0**	**0**	**2.258.447**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116705 460086000 CONSOLIDACIÓN DE LA FORMACIÓN EN LA MODALIDAD DE LAS ARTES Y CAPACITACIÓN EN EL TRABAJO CULTURAL COMUNITARIO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE LAS ARTES (MÚSICA, DANZA, TEATRO Y ARTES PLÁSTICAS) Y CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (ARTES CULINARIAS, CORTE Y COSTURA, ENTRE OTRAS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 8.000

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460086003 FORMACIÓN DE TÉCNICOS MEDIOS EN ARTES ESCÉNICAS, MENCIONES ACTUACIÓN, GESTIÓN Y DISEÑO

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 410

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FOMENTO DE LA ECONOMÍA CULTURAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.258.447**	**0**	**0**	**0**	**0**	**0**	**2.258.447**
403	01	00	00	Alquileres de inmuebles	1.000.000	0	0	0	0	0	1.000.000
403	01	01	00	Alquileres de edificios y locales	1.000.000	0	0	0	0	0	1.000.000
403	04	00	00	Servicios básicos	30.000	0	0	0	0	0	30.000
403	04	01	00	Electricidad	5.000	0	0	0	0	0	5.000
403	04	02	00	Gas	5.000	0	0	0	0	0	5.000
403	04	03	00	Agua	5.000	0	0	0	0	0	5.000
403	04	04	00	Teléfonos	5.000	0	0	0	0	0	5.000
403	04	05	00	Servicio de comunicaciones	5.000	0	0	0	0	0	5.000
403	04	06	00	Servicio de aseo urbano y domiciliario	5.000	0	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	135.000	0	0	0	0	0	135.000
403	07	02	00	Imprenta y reproducción	80.000	0	0	0	0	0	80.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	0	50.000
403	07	04	00	Avisos	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	150.000	0	0	0	0	0	150.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	09	03	00	Asignación por kilómetros recorridos	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	101.500	0	0	0	0	0	101.500
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	101.500	0	0	0	0	0	101.500
403	12	00	00	Conservación y reparaciones menores de obras	500.000	0	0	0	0	0	500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	500.000	0	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	241.947	0	0	0	0	0	241.947

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116705 460086000 CONSOLIDACIÓN DE LA FORMACIÓN EN LA MODALIDAD DE LAS ARTES Y CAPACITACIÓN EN EL TRABAJO CULTURAL COMUNITARIO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE LAS ARTES (MÚSICA, DANZA, TEATRO Y ARTES PLÁSTICAS) Y CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (ARTES CULINARIAS, CORTE Y COSTURA, ENTRE OTRAS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 8.000

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460086003 FORMACIÓN DE TÉCNICOS MEDIOS EN ARTES ESCÉNICAS, MENCIONES ACTUACIÓN, GESTIÓN Y DISEÑO

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 410

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FOMENTO DE LA ECONOMÍA CULTURAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	241.947	0	0	0	0	0	241.947
				Totales	**2.258.447**	**0**	**0**	**0**	**0**	**0**	**2.258.447**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116705 460086000 CONSOLIDACIÓN DE LA FORMACIÓN EN LA MODALIDAD DE LAS ARTES Y CAPACITACIÓN EN EL TRABAJO CULTURAL COMUNITARIO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE LAS ARTES (MÚSICA, DANZA, TEATRO Y ARTES PLÁSTICAS) Y CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (ARTES CULINARIAS, CORTE Y COSTURA, ENTRE OTRAS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 8.000

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460086004 FORMACIÓN DE BAILARINES CLÁSICOS, CONTEMPORÁNEOS Y/O TRADICIONALES

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 440

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FOMENTO DE LA ECONOMÍA CULTURAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.258.447**	**0**	**0**	**0**	**0**	**0**	**2.258.447**
403	01	00	00	Alquileres de inmuebles	805.000	0	0	0	0	0	805.000
403	01	01	00	Alquileres de edificios y locales	780.000	0	0	0	0	0	780.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	25.000	0	0	0	0	0	25.000
403	04	00	00	Servicios básicos	175.000	0	0	0	0	0	175.000
403	04	01	00	Electricidad	5.000	0	0	0	0	0	5.000
403	04	02	00	Gas	5.000	0	0	0	0	0	5.000
403	04	03	00	Agua	5.000	0	0	0	0	0	5.000
403	04	04	00	Teléfonos	150.000	0	0	0	0	0	150.000
403	04	05	00	Servicio de comunicaciones	5.000	0	0	0	0	0	5.000
403	04	06	00	Servicio de aseo urbano y domiciliario	5.000	0	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	120.000	0	0	0	0	0	120.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	09	03	00	Asignación por kilómetros recorridos	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	25.000	0	0	0	0	0	25.000
403	10	07	00	Servicios de capacitación y adiestramiento	25.000	0	0	0	0	0	25.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	75.000	0	0	0	0	0	75.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	75.000	0	0	0	0	0	75.000
403	12	00	00	Conservación y reparaciones menores de obras	716.000	0	0	0	0	0	716.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	716.000	0	0	0	0	0	716.000
403	18	00	00	Impuestos indirectos	242.447	0	0	0	0	0	242.447

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116705 460086000 CONSOLIDACIÓN DE LA FORMACIÓN EN LA MODALIDAD DE LAS ARTES Y CAPACITACIÓN EN EL TRABAJO CULTURAL COMUNITARIO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE LAS ARTES (MÚSICA, DANZA, TEATRO Y ARTES PLÁSTICAS) Y CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (ARTES CULINARIAS, CORTE Y COSTURA, ENTRE OTRAS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 8.000

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460086004 FORMACIÓN DE BAILARINES CLÁSICOS, CONTEMPORÁNEOS Y/O TRADICIONALES

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 440

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FOMENTO DE LA ECONOMÍA CULTURAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	242.447	0	0	0	0	0	242.447
				Totales	**2.258.447**	**0**	**0**	**0**	**0**	0	**2.258.447**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116705 460086000 CONSOLIDACIÓN DE LA FORMACIÓN EN LA MODALIDAD DE LAS ARTES Y CAPACITACIÓN EN EL TRABAJO CULTURAL COMUNITARIO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE LAS ARTES (MÚSICA, DANZA, TEATRO Y ARTES PLÁSTICAS) Y CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (ARTES CULINARIAS, CORTE Y COSTURA, ENTRE OTRAS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 8.000

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460086005 CAPACITACIÓN EN EL TRABAJO CULTURAL PARA EL FORTALECIMIENTO DE LAS CULTURAS POPULARES EN LAS COMUNIDADES

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 3.200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE FOMENTO DE LA ECONOMÍA CULTURAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.966.212**	**0**	**0**	**0**	**0**	**0**	**1.966.212**
403	04	00	00	Servicios básicos	125.000	0	0	0	0	0	125.000
403	04	01	00	Electricidad	5.000	0	0	0	0	0	5.000
403	04	02	00	Gas	5.000	0	0	0	0	0	5.000
403	04	03	00	Agua	5.000	0	0	0	0	0	5.000
403	04	04	00	Teléfonos	100.000	0	0	0	0	0	100.000
403	04	05	00	Servicio de comunicaciones	5.000	0	0	0	0	0	5.000
403	04	06	00	Servicio de aseo urbano y domiciliario	5.000	0	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	451.000	0	0	0	0	0	451.000
403	07	02	00	Imprenta y reproducción	201.000	0	0	0	0	0	201.000
403	07	03	00	Relaciones sociales	250.000	0	0	0	0	0	250.000
403	09	00	00	Viáticos y pasajes	250.000	0	0	0	0	0	250.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	09	03	00	Asignación por kilómetros recorridos	150.000	0	0	0	0	0	150.000
403	12	00	00	Conservación y reparaciones menores de obras	600.000	0	0	0	0	0	600.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	600.000	0	0	0	0	0	600.000
403	18	00	00	Impuestos indirectos	271.212	0	0	0	0	0	271.212
403	18	01	00	Impuesto al valor agregado	271.212	0	0	0	0	0	271.212
403	99	00	00	Otros servicios no personales	269.000	0	0	0	0	0	269.000
403	99	01	00	Otros servicios no personales	269.000	0	0	0	0	0	269.000
404	**00**	**00**	**00**	**Activos reales**	**292.234**	**0**	**0**	**0**	**0**	0	**292.234**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
404	07	06	00	Instrumentos musicales y equipos de audio	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	192.234	0	0	0	0	0	192.234

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116705 460086000 CONSOLIDACIÓN DE LA FORMACIÓN EN LA MODALIDAD DE LAS ARTES Y CAPACITACIÓN EN EL TRABAJO CULTURAL COMUNITARIO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE LAS ARTES (MÚSICA, DANZA, TEATRO Y ARTES PLÁSTICAS) Y CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (ARTES CULINARIAS, CORTE Y COSTURA, ENTRE OTRAS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 8.000

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460086005 CAPACITACIÓN EN EL TRABAJO CULTURAL PARA EL FORTALECIMIENTO DE LAS CULTURAS POPULARES EN LAS COMUNIDADES

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 3.200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE FOMENTO DE LA ECONOMÍA CULTURAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	92.234	0	0	0	0	0	92.234
404	09	02	00	Equipos de computación	100.000	0	0	0	0	0	100.000
				Totales	**2.258.446**	**0**	**0**	**0**	**0**	0	**2.258.446**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**81.533.056**	**0**	**0**	**0**	**0**	**0**	**81.533.056**
401	01	00	00	Sueldos, salarios y otras retribuciones	19.071.950	0	0	0	0	0	19.071.950
401	01	18	00	Remuneraciones al personal contratado	13.433.580	0	0	0	0	0	13.433.580
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	4.152.370	0	0	0	0	0	4.152.370
401	01	99	00	Otras retribuciones	1.486.000	0	0	0	0	0	1.486.000
401	03	00	00	Primas	14.208.496	0	0	0	0	0	14.208.496
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.027.036	0	0	0	0	0	1.027.036
401	03	37	00	Primas de transporte al personal contratado	2.072.400	0	0	0	0	0	2.072.400
401	03	47	00	Primas al personal de alto nivel y de dirección	10.095.060	0	0	0	0	0	10.095.060
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.014.000	0	0	0	0	0	1.014.000
401	04	00	00	Complementos de sueldos y salarios	8.294.400	0	0	0	0	0	8.294.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	5.556.600	0	0	0	0	0	5.556.600
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.737.800	0	0	0	0	0	2.737.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	13.800.246	0	0	0	0	0	13.800.246
401	05	07	00	Aguinaldos al personal contratado	5.742.956	0	0	0	0	0	5.742.956
401	05	08	00	Bono vacacional al personal contratado	1.722.887	0	0	0	0	0	1.722.887
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	4.524.574	0	0	0	0	0	4.524.574
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.809.829	0	0	0	0	0	1.809.829
401	06	00	00	Aportes patronales y legales	5.159.989	0	0	0	0	0	5.159.989
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.610.236	0	0	0	0	0	1.610.236
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	310.119	0	0	0	0	0	310.119
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.691.494	0	0	0	0	0	1.691.494
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	488.654	0	0	0	0	0	488.654
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	325.769	0	0	0	0	0	325.769
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	375.887	0	0	0	0	0	375.887
401	06	95	00	Otros aportes legales por personal contratado	357.830	0	0	0	0	0	357.830
401	07	00	00	Asistencia socio-económica	15.766.943	0	0	0	0	0	15.766.943

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	33	00	Asistencia socio-económica al personal contratado	10.038.097	0	0	0	0	0	10.038.097
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	2.300.000	0	0	0	0	0	2.300.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.628.846	0	0	0	0	0	1.628.846
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.800.000	0	0	0	0	0	1.800.000
401	08	00	00	Prestaciones sociales e indemnizaciones	5.231.032	0	0	0	0	0	5.231.032
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.483.237	0	0	0	0	0	3.483.237
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.747.795	0	0	0	0	0	1.747.795
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.261.577**	**0**	**0**	**0**	**0**	**0**	**7.261.577**
402	01	00	00	Productos alimenticios y agropecuarios	1.490.000	0	0	0	0	0	1.490.000
402	01	01	00	Alimentos y bebidas para personas	1.490.000	0	0	0	0	0	1.490.000
402	03	00	00	Textiles y vestuarios	390.000	0	0	0	0	0	390.000
402	03	01	00	Textiles	70.000	0	0	0	0	0	70.000
402	03	02	00	Prendas de vestir	320.000	0	0	0	0	0	320.000
402	04	00	00	Productos de cuero y caucho	730.000	0	0	0	0	0	730.000
402	04	03	00	Cauchos y tripas para vehículos	730.000	0	0	0	0	0	730.000
402	05	00	00	Productos de papel, cartón e impresos	192.000	0	0	0	0	0	192.000
402	05	03	00	Productos de papel y cartón para oficina	192.000	0	0	0	0	0	192.000
402	06	00	00	Productos químicos y derivados	362.000	0	0	0	0	0	362.000
402	06	03	00	Tintas, pinturas y colorantes	120.000	0	0	0	0	0	120.000
402	06	06	00	Combustibles y lubricantes	242.000	0	0	0	0	0	242.000
402	08	00	00	Productos metálicos	730.000	0	0	0	0	0	730.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	730.000	0	0	0	0	0	730.000
402	10	00	00	Productos varios y útiles diversos	1.041.577	0	0	0	0	0	1.041.577
402	10	01	00	Artículos de deporte, recreación y juguetes	30.000	0	0	0	0	0	30.000
402	10	02	00	Materiales y útiles de limpieza y aseo	40.000	0	0	0	0	0	40.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	60.000	0	0	0	0	0	60.000
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	320.000	0	0	0	0	0	320.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	561.577	0	0	0	0	0	561.577
402	99	00	00	Otros materiales y suministros	2.326.000	0	0	0	0	0	2.326.000
402	99	01	00	Otros materiales y suministros	2.326.000	0	0	0	0	0	2.326.000
403	**00**	**00**	**00**	**Servicios no personales**	**16.302.190**	**0**	**0**	**0**	**0**	**0**	**16.302.190**
403	01	00	00	Alquileres de inmuebles	1.250.000	0	0	0	0	0	1.250.000
403	01	01	00	Alquileres de edificios y locales	1.250.000	0	0	0	0	0	1.250.000
403	02	00	00	Alquileres de maquinaria y equipos	120.000	0	0	0	0	0	120.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	02	99	00	Alquileres de otras maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	04	00	00	Servicios básicos	400.000	0	0	0	0	0	400.000
403	04	05	00	Servicio de comunicaciones	400.000	0	0	0	0	0	400.000
403	06	00	00	Servicios de transporte y almacenaje	1.042.000	0	0	0	0	0	1.042.000
403	06	01	00	Fletes y embalajes	1.037.000	0	0	0	0	0	1.037.000
403	06	03	00	Estacionamiento	5.000	0	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.308.000	0	0	0	0	0	3.308.000
403	07	01	00	Publicidad y propaganda	425.000	0	0	0	0	0	425.000
403	07	02	00	Imprenta y reproducción	435.000	0	0	0	0	0	435.000
403	07	03	00	Relaciones sociales	2.248.000	0	0	0	0	0	2.248.000
403	07	04	00	Avisos	200.000	0	0	0	0	0	200.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	500.000	0	0	0	0	0	500.000
403	08	01	00	Primas y gastos de seguros	500.000	0	0	0	0	0	500.000
403	09	00	00	Viáticos y pasajes	2.160.000	0	0	0	0	0	2.160.000
403	09	01	00	Viáticos y pasajes dentro del país	2.160.000	0	0	0	0	0	2.160.000
403	10	00	00	Servicios profesionales y técnicos	2.736.000	0	0	0	0	0	2.736.000
403	10	99	00	Otros servicios profesionales y técnicos	2.736.000	0	0	0	0	0	2.736.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.080.190	0	0	0	0	0	1.080.190
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	880.190	0	0	0	0	0	880.190
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	100.000	0	0	0	0	0	100.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	2.896.000	0	0	0	0	0	2.896.000
403	18	01	00	Impuesto al valor agregado	2.896.000	0	0	0	0	0	2.896.000
403	99	00	00	Otros servicios no personales	710.000	0	0	0	0	0	710.000
403	99	01	00	Otros servicios no personales	710.000	0	0	0	0	0	710.000
404	**00**	**00**	**00**	**Activos reales**	**982.218**	**0**	**0**	**0**	**0**	**0**	**982.218**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	05	01	00	Equipos de telecomunicaciones	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
404	09	01	00	Mobiliario y equipos de oficina	300.000	0	0	0	0	0	300.000
404	99	00	00	Otros activos reales	612.218	0	0	0	0	0	612.218
404	99	01	00	Otros activos reales	612.218	0	0	0	0	0	612.218
				Totales	**106.079.041**	**0**	**0**	**0**	**0**	**0**	**106.079.041**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087001 CONSOLIDACIÓN DE LAS ACTIVIDADES CULTURALES DE LOS GABINETES ESTADALES EN TODOS LOS MUNICIPIOS DEL PAÍS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 25.000

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**81.533.056**	**0**	**0**	**0**	**0**	**0**	**81.533.056**
401	01	00	00	Sueldos, salarios y otras retribuciones	19.071.950	0	0	0	0	0	19.071.950
401	01	18	00	Remuneraciones al personal contratado	13.433.580	0	0	0	0	0	13.433.580
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	4.152.370	0	0	0	0	0	4.152.370
401	01	99	00	Otras retribuciones	1.486.000	0	0	0	0	0	1.486.000
401	03	00	00	Primas	14.208.496	0	0	0	0	0	14.208.496
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.027.036	0	0	0	0	0	1.027.036
401	03	37	00	Primas de transporte al personal contratado	2.072.400	0	0	0	0	0	2.072.400
401	03	47	00	Primas al personal de alto nivel y de dirección	10.095.060	0	0	0	0	0	10.095.060
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.014.000	0	0	0	0	0	1.014.000
401	04	00	00	Complementos de sueldos y salarios	8.294.400	0	0	0	0	0	8.294.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	5.556.600	0	0	0	0	0	5.556.600
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.737.800	0	0	0	0	0	2.737.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	13.800.246	0	0	0	0	0	13.800.246
401	05	07	00	Aguinaldos al personal contratado	5.742.956	0	0	0	0	0	5.742.956
401	05	08	00	Bono vacacional al personal contratado	1.722.887	0	0	0	0	0	1.722.887
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	4.524.574	0	0	0	0	0	4.524.574
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.809.829	0	0	0	0	0	1.809.829
401	06	00	00	Aportes patronales y legales	5.159.989	0	0	0	0	0	5.159.989
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.610.236	0	0	0	0	0	1.610.236
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	310.119	0	0	0	0	0	310.119
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.691.494	0	0	0	0	0	1.691.494
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	488.654	0	0	0	0	0	488.654

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087001 CONSOLIDACIÓN DE LAS ACTIVIDADES CULTURALES DE LOS GABINETES ESTADALES EN TODOS LOS MUNICIPIOS DEL PAÍS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 25.000

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	325.769	0	0	0	0	0	325.769
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	375.887	0	0	0	0	0	375.887
401	06	95	00	Otros aportes legales por personal contratado	357.830	0	0	0	0	0	357.830
401	07	00	00	Asistencia socio-económica	15.766.943	0	0	0	0	0	15.766.943
401	07	33	00	Asistencia socio-económica al personal contratado	10.038.097	0	0	0	0	0	10.038.097
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	2.300.000	0	0	0	0	0	2.300.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.628.846	0	0	0	0	0	1.628.846
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.800.000	0	0	0	0	0	1.800.000
401	08	00	00	Prestaciones sociales e indemnizaciones	5.231.032	0	0	0	0	0	5.231.032
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.483.237	0	0	0	0	0	3.483.237
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.747.795	0	0	0	0	0	1.747.795
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.161.577**	**0**	**0**	**0**	**0**	**0**	**3.161.577**
402	01	00	00	Productos alimenticios y agropecuarios	250.000	0	0	0	0	0	250.000
402	01	01	00	Alimentos y bebidas para personas	250.000	0	0	0	0	0	250.000
402	03	00	00	Textiles y vestuarios	350.000	0	0	0	0	0	350.000
402	03	01	00	Textiles	50.000	0	0	0	0	0	50.000
402	03	02	00	Prendas de vestir	300.000	0	0	0	0	0	300.000
402	04	00	00	Productos de cuero y caucho	250.000	0	0	0	0	0	250.000
402	04	03	00	Cauchos y tripas para vehículos	250.000	0	0	0	0	0	250.000
402	06	00	00	Productos químicos y derivados	150.000	0	0	0	0	0	150.000
402	06	03	00	Tintas, pinturas y colorantes	100.000	0	0	0	0	0	100.000
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	0	50.000
402	08	00	00	Productos metálicos	370.000	0	0	0	0	0	370.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087001 CONSOLIDACIÓN DE LAS ACTIVIDADES CULTURALES DE LOS GABINETES ESTADALES EN TODOS LOS MUNICIPIOS DEL PAÍS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 25.000

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	370.000	0	0	0	0	0	370.000
402	10	00	00	Productos varios y útiles diversos	291.577	0	0	0	0	0	291.577
402	10	02	00	Materiales y útiles de limpieza y aseo	30.000	0	0	0	0	0	30.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.000	0	0	0	0	0	50.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	80.000	0	0	0	0	0	80.000
402	10	99	00	Otros productos y útiles diversos	121.577	0	0	0	0	0	121.577
402	99	00	00	Otros materiales y suministros	1.500.000	0	0	0	0	0	1.500.000
402	99	01	00	Otros materiales y suministros	1.500.000	0	0	0	0	0	1.500.000
403	**00**	**00**	**00**	**Servicios no personales**	**9.622.190**	**0**	**0**	**0**	**0**	**0**	**9.622.190**
403	01	00	00	Alquileres de inmuebles	1.250.000	0	0	0	0	0	1.250.000
403	01	01	00	Alquileres de edificios y locales	1.250.000	0	0	0	0	0	1.250.000
403	02	00	00	Alquileres de maquinaria y equipos	80.000	0	0	0	0	0	80.000
403	02	99	00	Alquileres de otras maquinaria y equipos	80.000	0	0	0	0	0	80.000
403	04	00	00	Servicios básicos	400.000	0	0	0	0	0	400.000
403	04	05	00	Servicio de comunicaciones	400.000	0	0	0	0	0	400.000
403	06	00	00	Servicios de transporte y almacenaje	392.000	0	0	0	0	0	392.000
403	06	01	00	Fletes y embalajes	387.000	0	0	0	0	0	387.000
403	06	03	00	Estacionamiento	5.000	0	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.150.000	0	0	0	0	0	2.150.000
403	07	01	00	Publicidad y propaganda	400.000	0	0	0	0	0	400.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	1.500.000	0	0	0	0	0	1.500.000
403	07	04	00	Avisos	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087001 CONSOLIDACIÓN DE LAS ACTIVIDADES CULTURALES DE LOS GABINETES ESTADALES EN TODOS LOS MUNICIPIOS DEL PAÍS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 25.000

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	500.000	0	0	0	0	0	500.000
403	08	01	00	Primas y gastos de seguros	500.000	0	0	0	0	0	500.000
403	09	00	00	Viáticos y pasajes	800.000	0	0	0	0	0	800.000
403	09	01	00	Viáticos y pasajes dentro del país	800.000	0	0	0	0	0	800.000
403	10	00	00	Servicios profesionales y técnicos	1.500.000	0	0	0	0	0	1.500.000
403	10	99	00	Otros servicios profesionales y técnicos	1.500.000	0	0	0	0	0	1.500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	600.190	0	0	0	0	0	600.190
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	400.190	0	0	0	0	0	400.190
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	200.000	0	0	0	0	0	200.000
403	12	00	00	Conservación y reparaciones menores de obras	100.000	0	0	0	0	0	100.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	1.600.000	0	0	0	0	0	1.600.000
403	18	01	00	Impuesto al valor agregado	1.600.000	0	0	0	0	0	1.600.000
403	99	00	00	Otros servicios no personales	250.000	0	0	0	0	0	250.000
403	99	01	00	Otros servicios no personales	250.000	0	0	0	0	0	250.000
404	**00**	**00**	**00**	**Activos reales**	**962.218**	**0**	**0**	**0**	**0**	0	**962.218**
404	05	00	00	Equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	05	01	00	Equipos de telecomunicaciones	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
404	09	01	00	Mobiliario y equipos de oficina	300.000	0	0	0	0	0	300.000
404	99	00	00	Otros activos reales	612.218	0	0	0	0	0	612.218
404	99	01	00	Otros activos reales	612.218	0	0	0	0	0	612.218
				Totales	**95.279.041**	**0**	**0**	**0**	**0**	**0**	**95.279.041**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087002 IMPLEMENTACIÓN DE ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO AMAZONAS

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO AMAZONAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**230.000**	**0**	**0**	**0**	**0**	0	**230.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087002 IMPLEMENTACIÓN DE ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO AMAZONAS

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO AMAZONAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
404	**00**	**00**	**00**	**Activos reales**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087003 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO ANZOÁTEGUI.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087003 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO ANZOÁTEGUI.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	0	0	0	0	0	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087004 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO APURE

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO APURE.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	0	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087004 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO APURE

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO APURE.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	0	0	0	0	0	400.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087005 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO ARAGUA

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO ARAGUA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087005 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO ARAGUA

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO ARAGUA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087006 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO BARINAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	0	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087006 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO BARINAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087007 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO BOLÍVAR.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	0	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087007 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO BOLÍVAR.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087008 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO CARABOBO

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO CARABOBO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	0	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087008 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO CARABOBO

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO CARABOBO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 460087009 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO COJEDES

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO COJEDES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087009 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO COJEDES

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO COJEDES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	0	0	0	0	0	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087010 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO DELTA AMACURO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	0	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087010 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO DELTA AMACURO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 460087011 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL DISTRITO CAPITAL

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL DISTRITO CAPITAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087011 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL DISTRITO CAPITAL

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL DISTRITO CAPITAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087012 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO FALCÓN

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO FALCÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	0	0	0	0	0	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	0	0	0	0	0	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087012 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO FALCÓN

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO FALCÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	0	0	0	0	0	400.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087013 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO GUÁRICO

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO GUÁRICO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087013 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO GUÁRICO

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO GUÁRICO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087014 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO LARA

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO LARA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087014 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO LARA

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO LARA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	0	0	0	0	0	400.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087015 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO MÉRIDA

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO MÉRIDA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087015 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO MÉRIDA

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO MÉRIDA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA

META: 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 460087016 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO MIRANDA

UNIDAD DE MEDIDA: OFICINA

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO MIRANDA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	0	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087016 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO MIRANDA

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO MIRANDA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	0	0	0	0	0	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087017 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO MONAGAS

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO MONAGAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	0	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087017 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO MONAGAS

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO MONAGAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087018 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO NUEVA ESPARTA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	0	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087018 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO NUEVA ESPARTA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087019 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO PORTUGUESA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087019 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO PORTUGUESA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	0	0	0	0	0	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087020 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO SUCRE

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO SUCRE.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	00	00	00	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087020 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO SUCRE

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO SUCRE.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087021 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO TÁCHIRA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	00	00	00	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087021 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO TÁCHIRA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	0	0	0	0	0	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087022 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO TRUJILLO

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO TRUJILLO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087022 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO TRUJILLO

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO TRUJILLO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	0	0	0	0	0	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 460087023 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO VARGAS

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO VARGAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	0	0	0	0	0	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	0	0	0	0	0	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087023 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO VARGAS

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO VARGAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 460087024 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO YARACUY

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO YARACUY.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087024 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO YARACUY

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO YARACUY.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087025 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO ZULIA

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO ZULIA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.000	0	0	0	0	0	42.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087025 IMPLEMENTACIÓN ACCIONES QUE PROPICIEN EL EMPODERAMIENTO DEL PODER POPULAR DE UNA GESTIÓN CULTURAL PÚBLICA SOCIALISTA EN EL ESTADO ZULIA

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL GABINETE MINISTERIAL DE LA CULTURA EN EL ESTADO ZULIA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**400.000**	0	0	0	0	0	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087026 REALIZACIÓN DEL PLAN VACACIONAL DE NIÑAS, NIÑOS Y ADOLESCENTES DE LOS REFUGIOS Y NUEVOS URBANISMOS

UNIDAD DE MEDIDA: APOYO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
402	01	00	00	Productos alimenticios y agropecuarios	40.000	0	0	0	0	0	40.000
402	01	01	00	Alimentos y bebidas para personas	40.000	0	0	0	0	0	40.000
402	03	00	00	Textiles y vestuarios	40.000	0	0	0	0	0	40.000
402	03	01	00	Textiles	20.000	0	0	0	0	0	20.000
402	03	02	00	Prendas de vestir	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	20.000	0	0	0	0	0	20.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	150.000	0	0	0	0	0	150.000
402	10	01	00	Artículos de deporte, recreación y juguetes	30.000	0	0	0	0	0	30.000
402	10	02	00	Materiales y útiles de limpieza y aseo	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	06	00	Condecoraciones, ofrendas y similares	20.000	0	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	80.000	0	0	0	0	0	80.000
402	99	00	00	Otros materiales y suministros	250.000	0	0	0	0	0	250.000
402	99	01	00	Otros materiales y suministros	250.000	0	0	0	0	0	250.000
403	**00**	**00**	**00**	**Servicios no personales**	**700.000**	**0**	**0**	**0**	**0**	**0**	**700.000**
403	02	00	00	Alquileres de maquinaria y equipos	40.000	0	0	0	0	0	40.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	02	99	00	Alquileres de otras maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	06	00	00	Servicios de transporte y almacenaje	50.000	0	0	0	0	0	50.000
403	06	01	00	Fletes y embalajes	50.000	0	0	0	0	0	50.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	150.000	0	0	0	0	0	150.000
403	07	01	00	Publicidad y propaganda	25.000	0	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116706 460087000 CONSOLIDACIÓN DE LOS GABINETES ESTADALES

OBJETIVO DEL PROYECTO: CONSOLIDAR LA COORDINACIÓN ENTRE LOS GABINETES ESTADALES Y LOS NIVELES DE GOBIERNO (NACIONAL, ESTADAL Y LOCAL) CON EL TRABAJO EN COMÚN DE LAS INSTITUCIONES PÚBLICAS, LAS AGRUPACIONES, LOS COLECTIVOS, LOS INDIVIDUOS, LOS CREADORES Y LAS CREADORAS, PARA LA REALIZACIÓN DE ACTIVIDADES EN LOS ÁMBITOS DE LAS MANIFESTACIONES DE LAS CULTURAS POPULARES.

UNIDAD DE MEDIDA: OFICINA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460087026 REALIZACIÓN DEL PLAN VACACIONAL DE NIÑAS, NIÑOS Y ADOLESCENTES DE LOS REFUGIOS Y NUEVOS URBANISMOS

UNIDAD DE MEDIDA: APOYO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	25.000	0	0	0	0	0	25.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	160.000	0	0	0	0	0	160.000
403	09	01	00	Viáticos y pasajes dentro del país	160.000	0	0	0	0	0	160.000
403	10	00	00	Servicios profesionales y técnicos	156.000	0	0	0	0	0	156.000
403	10	99	00	Otros servicios profesionales y técnicos	156.000	0	0	0	0	0	156.000
403	18	00	00	Impuestos indirectos	144.000	0	0	0	0	0	144.000
403	18	01	00	Impuesto al valor agregado	144.000	0	0	0	0	0	144.000
				Totales	**1.200.000**	0	0	0	0	0	**1.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116908 460088000 PRESENCIA NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER LA ACCIÓN CULTURAL DESDE EL MINISTERIO DEL PODER POPULAR PARA LA CULTURA, PARA EL RECONOCIMIENTO Y LA VALORACIÓN DE NUESTRAS CAPACIDADES CREADORAS.

UNIDAD DE MEDIDA: APOYO **META:** 20 **FEMENINO:** 10 **MASCULINO:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**504.450**	**0**	**0**	**0**	**0**	**0**	**504.450**
401	01	00	00	Sueldos, salarios y otras retribuciones	53.140	0	0	0	0	0	53.140
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	49.140	0	0	0	0	0	49.140
401	01	99	00	Otras retribuciones	4.000	0	0	0	0	0	4.000
401	03	00	00	Primas	171.654	0	0	0	0	0	171.654
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	46.683	0	0	0	0	0	46.683
401	03	47	00	Primas al personal de alto nivel y de dirección	112.971	0	0	0	0	0	112.971
401	03	95	00	Otras primas al personal de alto nivel y de dirección	12.000	0	0	0	0	0	12.000
401	04	00	00	Complementos de sueldos y salarios	32.400	0	0	0	0	0	32.400
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	32.400	0	0	0	0	0	32.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	85.864	0	0	0	0	0	85.864
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	61.332	0	0	0	0	0	61.332
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	24.532	0	0	0	0	0	24.532
401	06	00	00	Aportes patronales y legales	39.061	0	0	0	0	0	39.061
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	22.928	0	0	0	0	0	22.928
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	6.623	0	0	0	0	0	6.623
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	4.415	0	0	0	0	0	4.415
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	5.095	0	0	0	0	0	5.095
401	07	00	00	Asistencia socio-económica	99.830	0	0	0	0	0	99.830
401	07	33	00	Asistencia socio-económica al personal contratado	6.500	0	0	0	0	0	6.500
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	40.000	0	0	0	0	0	40.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	22.080	0	0	0	0	0	22.080
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	31.250	0	0	0	0	0	31.250
401	08	00	00	Prestaciones sociales e indemnizaciones	22.501	0	0	0	0	0	22.501
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	22.501	0	0	0	0	0	22.501
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116908 460088000 PRESENCIA NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER LA ACCIÓN CULTURAL DESDE EL MINISTERIO DEL PODER POPULAR PARA LA CULTURA, PARA EL RECONOCIMIENTO Y LA VALORACIÓN DE NUESTRAS CAPACIDADES CREADORAS.

UNIDAD DE MEDIDA: APOYO **META:** 20 **FEMENINO:** 10 **MASCULINO:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	60.000	0	0	0	0	0	60.000
402	05	03	00	Productos de papel y cartón para oficina	40.000	0	0	0	0	0	40.000
402	05	05	00	Material de enseñanza	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	40.000	0	0	0	0	0	40.000
402	06	03	00	Tintas, pinturas y colorantes	40.000	0	0	0	0	0	40.000
402	08	00	00	Productos metálicos	50.000	0	0	0	0	0	50.000
402	08	10	00	Repuestos y accesorios para otros equipos	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	150.000	0	0	0	0	0	150.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.000	0	0	0	0	0	20.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	100.000	0	0	0	0	0	100.000
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**14.000.000**	**0**	**0**	**0**	**0**	**0**	**14.000.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.420.000	0	0	0	0	0	6.420.000
403	07	01	00	Publicidad y propaganda	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	6.050.000	0	0	0	0	0	6.050.000
403	07	03	00	Relaciones sociales	300.000	0	0	0	0	0	300.000
403	07	04	00	Avisos	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	10	99	00	Otros servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	3.000.534	0	0	0	0	0	3.000.534
403	18	01	00	Impuesto al valor agregado	3.000.534	0	0	0	0	0	3.000.534
403	99	00	00	Otros servicios no personales	4.179.466	0	0	0	0	0	4.179.466
403	99	01	00	Otros servicios no personales	4.179.466	0	0	0	0	0	4.179.466
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.000.000**	**0**	**0**	**0**	**0**	**0**	**10.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116908 460088000 PRESENCIA NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER LA ACCIÓN CULTURAL DESDE EL MINISTERIO DEL PODER POPULAR PARA LA CULTURA, PARA EL RECONOCIMIENTO Y LA VALORACIÓN DE NUESTRAS CAPACIDADES CREADORAS.

UNIDAD DE MEDIDA: APOYO **META:** 20 **FEMENINO:** 10 **MASCULINO:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	10.000.000	0	0	0	0	0	10.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	10.000.000	0	0	0	0	0	10.000.000
407	01	02	01	Donaciones corrientes a personas	10.000.000	0	0	0	0	0	10.000.000
				Totales	**25.004.450**	**0**	**0**	**0**	**0**	**0**	**25.004.450**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116908 460088000 PRESENCIA NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER LA ACCIÓN CULTURAL DESDE EL MINISTERIO DEL PODER POPULAR PARA LA CULTURA, PARA EL RECONOCIMIENTO Y LA VALORACIÓN DE NUESTRAS CAPACIDADES CREADORAS.

UNIDAD DE MEDIDA: APOYO **META:** 20 **FEMENINO:** 10 **MASCULINO:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116908 460088000 PRESENCIA NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER LA ACCIÓN CULTURAL DESDE EL MINISTERIO DEL PODER POPULAR PARA LA CULTURA, PARA EL RECONOCIMIENTO Y LA VALORACIÓN DE NUESTRAS CAPACIDADES CREADORAS.

UNIDAD DE MEDIDA: APOYO **META:** 20 **FEMENINO:** 10 **MASCULINO:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460088001 DESCONCENTRACIÓN, DEMOCRATIZACIÓN Y FORTALECIMIENTO DE LA ACCIÓN CULTURAL A NIVEL NACIONAL

UNIDAD DE MEDIDA: APOYO **META:** 20

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**504.450**	**0**	**0**	**0**	**0**	**0**	**504.450**
401	01	00	00	Sueldos, salarios y otras retribuciones	53.140	0	0	0	0	0	53.140
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	49.140	0	0	0	0	0	49.140
401	01	99	00	Otras retribuciones	4.000	0	0	0	0	0	4.000
401	03	00	00	Primas	171.654	0	0	0	0	0	171.654
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	46.683	0	0	0	0	0	46.683
401	03	47	00	Primas al personal de alto nivel y de dirección	112.971	0	0	0	0	0	112.971
401	03	95	00	Otras primas al personal de alto nivel y de dirección	12.000	0	0	0	0	0	12.000
401	04	00	00	Complementos de sueldos y salarios	32.400	0	0	0	0	0	32.400
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	32.400	0	0	0	0	0	32.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	85.864	0	0	0	0	0	85.864
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	61.332	0	0	0	0	0	61.332
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	24.532	0	0	0	0	0	24.532
401	06	00	00	Aportes patronales y legales	39.061	0	0	0	0	0	39.061
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	22.928	0	0	0	0	0	22.928
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	6.623	0	0	0	0	0	6.623
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	4.415	0	0	0	0	0	4.415
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	5.095	0	0	0	0	0	5.095
401	07	00	00	Asistencia socio-económica	99.830	0	0	0	0	0	99.830
401	07	33	00	Asistencia socio-económica al personal contratado	6.500	0	0	0	0	0	6.500
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	40.000	0	0	0	0	0	40.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	22.080	0	0	0	0	0	22.080
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	31.250	0	0	0	0	0	31.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116908 460088000 PRESENCIA NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER LA ACCIÓN CULTURAL DESDE EL MINISTERIO DEL PODER POPULAR PARA LA CULTURA, PARA EL RECONOCIMIENTO Y LA VALORACIÓN DE NUESTRAS CAPACIDADES CREADORAS.

UNIDAD DE MEDIDA: APOYO **META:** 20 **FEMENINO:** 10 **MASCULINO:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460088001 DESCONCENTRACIÓN, DEMOCRATIZACIÓN Y FORTALECIMIENTO DE LA ACCIÓN CULTURAL A NIVEL NACIONAL

UNIDAD DE MEDIDA: APOYO **META:** 20

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	22.501	0	0	0	0	0	22.501
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	22.501	0	0	0	0	0	22.501
403	**00**	**00**	**00**	**Servicios no personales**	**13.000.000**	**0**	**0**	**0**	**0**	**0**	**13.000.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.000.000	0	0	0	0	0	6.000.000
403	07	02	00	Imprenta y reproducción	6.000.000	0	0	0	0	0	6.000.000
403	18	00	00	Impuestos indirectos	2.820.534	0	0	0	0	0	2.820.534
403	18	01	00	Impuesto al valor agregado	2.820.534	0	0	0	0	0	2.820.534
403	99	00	00	Otros servicios no personales	4.179.466	0	0	0	0	0	4.179.466
403	99	01	00	Otros servicios no personales	4.179.466	0	0	0	0	0	4.179.466
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.000.000**	**0**	**0**	**0**	**0**	**0**	**10.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	10.000.000	0	0	0	0	0	10.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	10.000.000	0	0	0	0	0	10.000.000
407	01	02	01	Donaciones corrientes a personas	10.000.000	0	0	0	0	0	10.000.000
				Totales	**23.504.450**	**0**	**0**	**0**	**0**	**0**	**23.504.450**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116908 460088000 PRESENCIA NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER LA ACCIÓN CULTURAL DESDE EL MINISTERIO DEL PODER POPULAR PARA LA CULTURA, PARA EL RECONOCIMIENTO Y LA VALORACIÓN DE NUESTRAS CAPACIDADES CREADORAS.

UNIDAD DE MEDIDA: APOYO **META:** 20 **FEMENINO:** 10 **MASCULINO:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460088002 PROMOCIÓN, DIFUSIÓN Y COORDINACIÓN DE LAS ACTIVIDADES CULTURALES EN LAS COMUNIDADES AFRODESCENDIENTES, INDÍGENAS, ARTESANALES, INMIGRANTES Y EN SITUACIONES EXCEPCIONALES

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 500

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	60.000	0	0	0	0	0	60.000
402	05	03	00	Productos de papel y cartón para oficina	40.000	0	0	0	0	0	40.000
402	05	05	00	Material de enseñanza	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	40.000	0	0	0	0	0	40.000
402	06	03	00	Tintas, pinturas y colorantes	40.000	0	0	0	0	0	40.000
402	08	00	00	Productos metálicos	50.000	0	0	0	0	0	50.000
402	08	10	00	Repuestos y accesorios para otros equipos	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	150.000	0	0	0	0	0	150.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.000	0	0	0	0	0	20.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	100.000	0	0	0	0	0	100.000
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	420.000	0	0	0	0	0	420.000
403	07	01	00	Publicidad y propaganda	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	300.000	0	0	0	0	0	300.000
403	07	04	00	Avisos	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 116908 460088000 PRESENCIA NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER LA ACCIÓN CULTURAL DESDE EL MINISTERIO DEL PODER POPULAR PARA LA CULTURA, PARA EL RECONOCIMIENTO Y LA VALORACIÓN DE NUESTRAS CAPACIDADES CREADORAS.

UNIDAD DE MEDIDA: APOYO **META:** 20 **FEMENINO:** 10 **MASCULINO:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 460088002 PROMOCIÓN, DIFUSIÓN Y COORDINACIÓN DE LAS ACTIVIDADES CULTURALES EN LAS COMUNIDADES AFRODESCENDIENTES, INDÍGENAS, ARTESANALES, INMIGRANTES Y EN SITUACIONES EXCEPCIONALES

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 500

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	10	99	00	Otros servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	180.000	0	0	0	0	0	180.000
403	18	01	00	Impuesto al valor agregado	180.000	0	0	0	0	0	180.000
				Totales	**1.500.000**	0	0	0	0	0	**1.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**649.801.039**	**0**	**0**	**0**	**0**	**0**	**649.801.039**
407	01	00	00	Transferencias y donaciones corrientes internas	649.801.039	0	0	0	0	0	649.801.039
407	01	03	00	Transferencias corrientes internas al sector público	649.801.039	0	0	0	0	0	649.801.039
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	644.038.127	0	0	0	0	0	644.038.127
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	5.762.912	0	0	0	0	0	5.762.912
				Totales	**649.801.039**	**0**	**0**	**0**	**0**	**0**	**649.801.039**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**649.801.039**	**0**	**0**	**0**	**0**	**0**	**649.801.039**
407	01	00	00	Transferencias y donaciones corrientes internas	649.801.039	0	0	0	0	0	649.801.039
407	01	03	00	Transferencias corrientes internas al sector público	649.801.039	0	0	0	0	0	649.801.039
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	644.038.127	0	0	0	0	0	644.038.127
				- A0002 Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas	116.817.862	0	0	0	0	0	116.817.862
				- A0150 Instituto del Patrimonio Cultural	34.373.423	0	0	0	0	0	34.373.423
				- A0158 Compañía Nacional de Teatro	19.717.135	0	0	0	0	0	19.717.135
				- A0161 Fundación Compañía Nacional de Música	20.070.833	0	0	0	0	0	20.070.833
				- A0301 Fundación Biblioteca Ayacucho	6.193.346	0	0	0	0	0	6.193.346
				- A0342 Fundación Casa Nacional de las Letras Andrés Bello	7.279.133	0	0	0	0	0	7.279.133
				- A0371 Fundación Vicente Emilio Sojo	2.255.777	0	0	0	0	0	2.255.777
				- A0372 Fundación Teatro Teresa Carreño	55.995.453	0	0	0	0	0	55.995.453
				- A0373 Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos	14.241.179	0	0	0	0	0	14.241.179
				- A0374 Fundación Librerías del Sur	13.429.543	0	0	0	0	0	13.429.543
				- A0375 Fundación Casa del Artista	16.218.147	0	0	0	0	0	16.218.147
				- A0378 Centro de la Diversidad Cultural	15.206.206	0	0	0	0	0	15.206.206
				- A0390 Fundación Cinemateca Nacional	15.379.282	0	0	0	0	0	15.379.282
				- A0417 Fundación Centro Nacional de la Fotografía (CENAF)	4.803.136	0	0	0	0	0	4.803.136
				- A0424 Fundación Museos Nacionales	79.326.074	0	0	0	0	0	79.326.074
				- A0449 Fundación Distribuidora Venezolana de la Cultura	9.640.430	0	0	0	0	0	9.640.430
				- A0450 Fundación Compañía Nacional de Danza	19.516.333	0	0	0	0	0	19.516.333
				- A0451 Fundación Villa del Cine	26.942.049	0	0	0	0	0	26.942.049
				- A0452 Fundación Misión Cultura	7.267.142	0	0	0	0	0	7.267.142
				- A0453 Fundación Editorial El Perro y La Rana	12.910.712	0	0	0	0	0	12.910.712
				- A0454 Fundación Distribuidora Nacional de Cine, Amazonia Films	5.529.584	0	0	0	0	0	5.529.584
				- A0459 Fundación Red de Arte	9.803.676	0	0	0	0	0	9.803.676

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- A0462 Fundación Imprenta de la Cultura	21.903.015	0	0	0	0	0	21.903.015
				- A0469 Fundación Centro Nacional del Disco (CENDIS)	11.153.636	0	0	0	0	0	11.153.636
				- A0486 Fundación Centro Nacional de la Historia	18.608.560	0	0	0	0	0	18.608.560
				- A0821 Centro Nacional Autónomo de Cinematografía (CNAC)	12.944.250	0	0	0	0	0	12.944.250
				- A0829 Centro Nacional del Libro (CNL)	15.751.477	0	0	0	0	0	15.751.477
				- A0948 Instituto de las Artes Escénicas y Musicales	23.145.466	0	0	0	0	0	23.145.466
				- A0949 Instituto de las Artes de la Imagen y el Espacio	27.615.268	0	0	0	0	0	27.615.268
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	5.762.912	0	0	0	0	0	5.762.912
				- A0838 Monteavila Editores Latinoamericana, C.A.	5.762.912	0	0	0	0	0	5.762.912
				Totales	**649.801.039**	**0**	**0**	**0**	**0**	**0**	**649.801.039**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO AUTÓNOMO BIBLIOTECA NACIONAL Y DE SERVICIOS DE BIBLIOTECAS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 116.817.862

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**116.817.862**	**0**	**0**	**0**	**0**	**0**	**116.817.862**
407	01	00	00	Transferencias y donaciones corrientes internas	116.817.862	0	0	0	0	0	116.817.862
407	01	03	00	Transferencias corrientes internas al sector público	116.817.862	0	0	0	0	0	116.817.862
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	116.817.862	0	0	0	0	0	116.817.862
				Totales	**116.817.862**	**0**	**0**	**0**	**0**	**0**	**116.817.862**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 469999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO DEL PATRIMONIO CULTURAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 34.373.423

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**34.373.423**	**0**	**0**	**0**	**0**	**0**	**34.373.423**
407	01	00	00	Transferencias y donaciones corrientes internas	34.373.423	0	0	0	0	0	34.373.423
407	01	03	00	Transferencias corrientes internas al sector público	34.373.423	0	0	0	0	0	34.373.423
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	34.373.423	0	0	0	0	0	34.373.423
				Totales	**34.373.423**	**0**	**0**	**0**	**0**	**0**	**34.373.423**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN COMPAÑIA NACIONAL DE TEATRO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 19.717.135

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**19.717.135**	**0**	**0**	**0**	**0**	**0**	**19.717.135**
407	01	00	00	Transferencias y donaciones corrientes internas	19.717.135	0	0	0	0	0	19.717.135
407	01	03	00	Transferencias corrientes internas al sector público	19.717.135	0	0	0	0	0	19.717.135
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	19.717.135	0	0	0	0	0	19.717.135
				Totales	**19.717.135**	**0**	**0**	**0**	**0**	**0**	**19.717.135**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN COMPAÑIA NACIONAL DE MÚSICA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 20.070.833

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.070.833**	**0**	**0**	**0**	**0**	0	**20.070.833**
407	01	00	00	Transferencias y donaciones corrientes internas	20.070.833	0	0	0	0	0	20.070.833
407	01	03	00	Transferencias corrientes internas al sector público	20.070.833	0	0	0	0	0	20.070.833
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	20.070.833	0	0	0	0	0	20.070.833
				Totales	**20.070.833**	**0**	**0**	**0**	**0**	0	**20.070.833**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN BIBLIOTECA AYACUCHO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 6.193.346

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.193.346**	**0**	**0**	**0**	**0**	**0**	**6.193.346**
407	01	00	00	Transferencias y donaciones corrientes internas	6.193.346	0	0	0	0	0	6.193.346
407	01	03	00	Transferencias corrientes internas al sector público	6.193.346	0	0	0	0	0	6.193.346
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.193.346	0	0	0	0	0	6.193.346
				Totales	**6.193.346**	**0**	**0**	**0**	**0**	**0**	**6.193.346**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 469999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CASA NACIONAL DE LAS LETRAS ANDRÉS BELLO

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.279.133

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.279.133**	**0**	**0**	**0**	**0**	0	**7.279.133**
407	01	00	00	Transferencias y donaciones corrientes internas	7.279.133	0	0	0	0	0	7.279.133
407	01	03	00	Transferencias corrientes internas al sector público	7.279.133	0	0	0	0	0	7.279.133
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	7.279.133	0	0	0	0	0	7.279.133
				Totales	**7.279.133**	**0**	**0**	**0**	**0**	0	**7.279.133**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN VICENTE EMILIO SOJO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.255.777

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.255.777**	**0**	**0**	**0**	**0**	**0**	**2.255.777**
407	01	00	00	Transferencias y donaciones corrientes internas	2.255.777	0	0	0	0	0	2.255.777
407	01	03	00	Transferencias corrientes internas al sector público	2.255.777	0	0	0	0	0	2.255.777
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.255.777	0	0	0	0	0	2.255.777
				Totales	**2.255.777**	**0**	**0**	**0**	**0**	**0**	**2.255.777**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 469999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN TEATRO TERESA CARREÑO

UNIDAD DE MEDIDA: BOLÍVAR

META: 55.995.453

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**55.995.453**	**0**	**0**	**0**	**0**	**0**	**55.995.453**
407	01	00	00	Transferencias y donaciones corrientes internas	55.995.453	0	0	0	0	0	55.995.453
407	01	03	00	Transferencias corrientes internas al sector público	55.995.453	0	0	0	0	0	55.995.453
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	55.995.453	0	0	0	0	0	55.995.453
				Totales	**55.995.453**	**0**	**0**	**0**	**0**	**0**	**55.995.453**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO DE ESTUDIOS LATINOAMERICANOS RÓMULO GALLEGOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 14.241.179

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**14.241.179**	**0**	**0**	**0**	**0**	**0**	**14.241.179**
407	01	00	00	Transferencias y donaciones corrientes internas	14.241.179	0	0	0	0	0	14.241.179
407	01	03	00	Transferencias corrientes internas al sector público	14.241.179	0	0	0	0	0	14.241.179
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	14.241.179	0	0	0	0	0	14.241.179
				Totales	**14.241.179**	**0**	**0**	**0**	**0**	**0**	**14.241.179**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN LIBRERÍAS DEL SUR

UNIDAD DE MEDIDA: BOLÍVAR **META:** 13.429.543

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.429.543**	**0**	**0**	**0**	**0**	0	**13.429.543**
407	01	00	00	Transferencias y donaciones corrientes internas	13.429.543	0	0	0	0	0	13.429.543
407	01	03	00	Transferencias corrientes internas al sector público	13.429.543	0	0	0	0	0	13.429.543
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	13.429.543	0	0	0	0	0	13.429.543
				Totales	**13.429.543**	**0**	**0**	**0**	**0**	0	**13.429.543**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CASA DEL ARTISTA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 16.218.147

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**16.218.147**	**0**	**0**	**0**	**0**	**0**	**16.218.147**
407	01	00	00	Transferencias y donaciones corrientes internas	16.218.147	0	0	0	0	0	16.218.147
407	01	03	00	Transferencias corrientes internas al sector público	16.218.147	0	0	0	0	0	16.218.147
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	16.218.147	0	0	0	0	0	16.218.147
				Totales	**16.218.147**	**0**	**0**	**0**	**0**	**0**	**16.218.147**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO DE LA DIVERSIDAD CULTURAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.206.206

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.206.206**	**0**	**0**	**0**	**0**	**0**	**15.206.206**
407	01	00	00	Transferencias y donaciones corrientes internas	15.206.206	0	0	0	0	0	15.206.206
407	01	03	00	Transferencias corrientes internas al sector público	15.206.206	0	0	0	0	0	15.206.206
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	15.206.206	0	0	0	0	0	15.206.206
				Totales	**15.206.206**	**0**	**0**	**0**	**0**	**0**	**15.206.206**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999013 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CINEMATECA NACIONAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.379.282

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.379.282**	**0**	**0**	**0**	**0**	**0**	**15.379.282**
407	01	00	00	Transferencias y donaciones corrientes internas	15.379.282	0	0	0	0	0	15.379.282
407	01	03	00	Transferencias corrientes internas al sector público	15.379.282	0	0	0	0	0	15.379.282
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	15.379.282	0	0	0	0	0	15.379.282
				Totales	**15.379.282**	**0**	**0**	**0**	**0**	**0**	**15.379.282**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999014 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO NACIONAL DE LA FOTOGRAFÍA (CENAF)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.803.136

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.803.136**	**0**	**0**	**0**	**0**	**0**	**4.803.136**
407	01	00	00	Transferencias y donaciones corrientes internas	4.803.136	0	0	0	0	0	4.803.136
407	01	03	00	Transferencias corrientes internas al sector público	4.803.136	0	0	0	0	0	4.803.136
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.803.136	0	0	0	0	0	4.803.136
				Totales	**4.803.136**	**0**	**0**	**0**	**0**	**0**	**4.803.136**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999015 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MUSEOS NACIONALES

UNIDAD DE MEDIDA: BOLÍVAR **META:** 79.326.074

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**79.326.074**	**0**	**0**	**0**	**0**	**0**	**79.326.074**
407	01	00	00	Transferencias y donaciones corrientes internas	79.326.074	0	0	0	0	0	79.326.074
407	01	03	00	Transferencias corrientes internas al sector público	79.326.074	0	0	0	0	0	79.326.074
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	79.326.074	0	0	0	0	0	79.326.074
				Totales	**79.326.074**	**0**	**0**	**0**	**0**	**0**	**79.326.074**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999016 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DISTRIBUIDORA VENEZOLANA DE LA CULTURA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 9.640.430

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**9.640.430**	**0**	**0**	**0**	**0**	**0**	**9.640.430**
407	01	00	00	Transferencias y donaciones corrientes internas	9.640.430	0	0	0	0	0	9.640.430
407	01	03	00	Transferencias corrientes internas al sector público	9.640.430	0	0	0	0	0	9.640.430
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	9.640.430	0	0	0	0	0	9.640.430
				Totales	**9.640.430**	**0**	**0**	**0**	**0**	**0**	**9.640.430**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999017 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN COMPAÑIA NACIONAL DE DANZA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 19.516.333

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**19.516.333**	**0**	**0**	**0**	**0**	**0**	**19.516.333**
407	01	00	00	Transferencias y donaciones corrientes internas	19.516.333	0	0	0	0	0	19.516.333
407	01	03	00	Transferencias corrientes internas al sector público	19.516.333	0	0	0	0	0	19.516.333
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	19.516.333	0	0	0	0	0	19.516.333
				Totales	**19.516.333**	**0**	**0**	**0**	**0**	**0**	**19.516.333**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 469999018 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN VILLA DEL CINE

UNIDAD DE MEDIDA: BOLÍVAR

META: 26.942.049

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**26.942.049**	**0**	**0**	**0**	**0**	**0**	**26.942.049**
407	01	00	00	Transferencias y donaciones corrientes internas	26.942.049	0	0	0	0	0	26.942.049
407	01	03	00	Transferencias corrientes internas al sector público	26.942.049	0	0	0	0	0	26.942.049
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	26.942.049	0	0	0	0	0	26.942.049
				Totales	**26.942.049**	**0**	**0**	**0**	**0**	**0**	**26.942.049**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999019 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN CULTURA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.267.142

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.267.142**	**0**	**0**	**0**	**0**	**0**	**7.267.142**
407	01	00	00	Transferencias y donaciones corrientes internas	7.267.142	0	0	0	0	0	7.267.142
407	01	03	00	Transferencias corrientes internas al sector público	7.267.142	0	0	0	0	0	7.267.142
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	7.267.142	0	0	0	0	0	7.267.142
				Totales	**7.267.142**	**0**	**0**	**0**	**0**	**0**	**7.267.142**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999020 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN EDITORIAL EL PERRO Y LA RANA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.910.712

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.910.712**	**0**	**0**	**0**	**0**	**0**	**12.910.712**
407	01	00	00	Transferencias y donaciones corrientes internas	12.910.712	0	0	0	0	0	12.910.712
407	01	03	00	Transferencias corrientes internas al sector público	12.910.712	0	0	0	0	0	12.910.712
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	12.910.712	0	0	0	0	0	12.910.712
				Totales	**12.910.712**	**0**	**0**	**0**	**0**	**0**	**12.910.712**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999021 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DISTRIBUIDORA NACIONAL DEL CINE AMAZONIA FILMS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 5.529.584

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.529.584**	**0**	**0**	**0**	0	0	**5.529.584**
407	01	00	00	Transferencias y donaciones corrientes internas	5.529.584	0	0	0	0	0	5.529.584
407	01	03	00	Transferencias corrientes internas al sector público	5.529.584	0	0	0	0	0	5.529.584
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.529.584	0	0	0	0	0	5.529.584
				Totales	**5.529.584**	**0**	**0**	**0**	0	0	**5.529.584**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 469999022 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN RED DE ARTE

UNIDAD DE MEDIDA: BOLÍVAR

META: 9.803.676

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**9.803.676**	**0**	**0**	**0**	**0**	**0**	**9.803.676**
407	01	00	00	Transferencias y donaciones corrientes internas	9.803.676	0	0	0	0	0	9.803.676
407	01	03	00	Transferencias corrientes internas al sector público	9.803.676	0	0	0	0	0	9.803.676
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	9.803.676	0	0	0	0	0	9.803.676
				Totales	**9.803.676**	**0**	**0**	**0**	**0**	**0**	**9.803.676**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999023 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN IMPRENTA DE LA CULTURA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 21.903.015

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**21.903.015**	**0**	**0**	**0**	**0**	0	**21.903.015**
407	01	00	00	Transferencias y donaciones corrientes internas	21.903.015	0	0	0	0	0	21.903.015
407	01	03	00	Transferencias corrientes internas al sector público	21.903.015	0	0	0	0	0	21.903.015
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	21.903.015	0	0	0	0	0	21.903.015
				Totales	**21.903.015**	**0**	**0**	**0**	**0**	**0**	**21.903.015**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 469999024 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO NACIONAL DEL DISCO (CENDIS)

UNIDAD DE MEDIDA: BOLÍVAR

META: 11.153.636

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**11.153.636**	**0**	**0**	**0**	**0**	**0**	**11.153.636**
407	01	00	00	Transferencias y donaciones corrientes internas	11.153.636	0	0	0	0	0	11.153.636
407	01	03	00	Transferencias corrientes internas al sector público	11.153.636	0	0	0	0	0	11.153.636
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	11.153.636	0	0	0	0	0	11.153.636
				Totales	**11.153.636**	**0**	**0**	**0**	**0**	**0**	**11.153.636**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999025 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO NACIONAL DE LA HISTORIA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 18.608.560

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**18.608.560**	**0**	**0**	**0**	**0**	**0**	**18.608.560**
407	01	00	00	Transferencias y donaciones corrientes internas	18.608.560	0	0	0	0	0	18.608.560
407	01	03	00	Transferencias corrientes internas al sector público	18.608.560	0	0	0	0	0	18.608.560
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	18.608.560	0	0	0	0	0	18.608.560
				Totales	**18.608.560**	**0**	**0**	**0**	**0**	**0**	**18.608.560**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 469999026 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CENTRO NACIONAL AUTÓNOMO DE CINEMATOGRAFÍA (CNAC)

UNIDAD DE MEDIDA: BOLÍVAR

META: 12.944.250

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.944.250**	**0**	**0**	**0**	**0**	0	**12.944.250**
407	01	00	00	Transferencias y donaciones corrientes internas	12.944.250	0	0	0	0	0	12.944.250
407	01	03	00	Transferencias corrientes internas al sector público	12.944.250	0	0	0	0	0	12.944.250
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	12.944.250	0	0	0	0	0	12.944.250
				Totales	**12.944.250**	**0**	**0**	**0**	**0**	0	**12.944.250**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999027 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CENTRO NACIONAL DEL LIBRO (CNAL)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.751.477

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.751.477**	0	0	0	0	0	**15.751.477**
407	01	00	00	Transferencias y donaciones corrientes internas	15.751.477	0	0	0	0	0	15.751.477
407	01	03	00	Transferencias corrientes internas al sector público	15.751.477	0	0	0	0	0	15.751.477
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	15.751.477	0	0	0	0	0	15.751.477
				Totales	**15.751.477**	0	0	0	0	0	**15.751.477**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 469999028 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE MONTEAVILA EDITORES LATINOAMERICANA, C.A

UNIDAD DE MEDIDA: BOLÍVAR

META: 5.762.912

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.762.912**	**0**	**0**	**0**	**0**	**0**	**5.762.912**
407	01	00	00	Transferencias y donaciones corrientes internas	5.762.912	0	0	0	0	0	5.762.912
407	01	03	00	Transferencias corrientes internas al sector público	5.762.912	0	0	0	0	0	5.762.912
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	5.762.912	0	0	0	0	0	5.762.912
				Totales	**5.762.912**	**0**	**0**	**0**	**0**	**0**	**5.762.912**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999029 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO DE LAS ARTES ESCÉNICAS Y MUSICALES

UNIDAD DE MEDIDA: BOLÍVAR **META:** 23.145.466

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**23.145.466**	**0**	**0**	**0**	**0**	**0**	**23.145.466**
407	01	00	00	Transferencias y donaciones corrientes internas	23.145.466	0	0	0	0	0	23.145.466
407	01	03	00	Transferencias corrientes internas al sector público	23.145.466	0	0	0	0	0	23.145.466
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	23.145.466	0	0	0	0	0	23.145.466
				Totales	**23.145.466**	**0**	**0**	**0**	**0**	**0**	**23.145.466**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACION DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 649.801.039

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 469999030 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO DE LAS ARTES DE LA IMAGEN Y EL ESPACIO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 27.615.268

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**27.615.268**	**0**	**0**	**0**	**0**	0	**27.615.268**
407	01	00	00	Transferencias y donaciones corrientes internas	27.615.268	0	0	0	0	0	27.615.268
407	01	03	00	Transferencias corrientes internas al sector público	27.615.268	0	0	0	0	0	27.615.268
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	27.615.268	0	0	0	0	0	27.615.268
				Totales	**27.615.268**	**0**	**0**	**0**	**0**	0	**27.615.268**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**79.883.739**	0	0	0	0	0	**79.883.739**
401	01	00	00	Sueldos, salarios y otras retribuciones	22.148.275	0	0	0	0	0	22.148.275
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.158.419	0	0	0	0	0	3.158.419
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	5.459.171	0	0	0	0	0	5.459.171
401	01	18	00	Remuneraciones al personal contratado	9.124.853	0	0	0	0	0	9.124.853
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	56.239	0	0	0	0	0	56.239
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.425.073	0	0	0	0	0	1.425.073
401	01	99	00	Otras retribuciones	2.899.279	0	0	0	0	0	2.899.279
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.779.348	0	0	0	0	0	1.779.348
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.003.340	0	0	0	0	0	1.003.340
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	776.008	0	0	0	0	0	776.008
401	03	00	00	Primas	10.149.667	0	0	0	0	0	10.149.667
401	03	02	00	Primas de transporte a empleados	536.400	0	0	0	0	0	536.400
401	03	04	00	Primas por hijos a empleados	25.200	0	0	0	0	0	25.200
401	03	08	00	Primas de profesionalización a empleados	376.489	0	0	0	0	0	376.489
401	03	09	00	Primas por antigüedad a empleados	497.400	0	0	0	0	0	497.400
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	910.327	0	0	0	0	0	910.327
401	03	17	00	Primas de transporte a obreros	1.447.200	0	0	0	0	0	1.447.200
401	03	19	00	Primas por hijos de obreros	399.600	0	0	0	0	0	399.600
401	03	21	00	Primas por antigüedad a obreros	667.200	0	0	0	0	0	667.200
401	03	22	00	Primas de profesionalización a obreros	15.425	0	0	0	0	0	15.425
401	03	37	00	Primas de transporte al personal contratado	1.381.200	0	0	0	0	0	1.381.200
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	27.765	0	0	0	0	0	27.765
401	03	47	00	Primas al personal de alto nivel y de dirección	3.270.261	0	0	0	0	0	3.270.261
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	265.200	0	0	0	0	0	265.200
401	03	95	00	Otras primas al personal de alto nivel y de dirección	330.000	0	0	0	0	0	330.000
401	04	00	00	Complementos de sueldos y salarios	6.842.663	0	0	0	0	0	6.842.663
401	04	06	00	Complemento a empleados por comisión de servicios	82.308	0	0	0	0	0	82.308
401	04	08	00	Bono compensatorio de alimentación a empleados	788.400	0	0	0	0	0	788.400
401	04	09	00	Bono compensatorio de transporte a empleados	192.000	0	0	0	0	0	192.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	300.000	0	0	0	0	0	300.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	150.000	0	0	0	0	0	150.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.839.809	0	0	0	0	0	1.839.809
401	04	19	00	Bono compensatorio de transporte a obreros	50.400	0	0	0	0	0	50.400
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	400.000	0	0	0	0	0	400.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.913.809	0	0	0	0	0	1.913.809
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	16.200	0	0	0	0	0	16.200
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	18.000	0	0	0	0	0	18.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	925.400	0	0	0	0	0	925.400
401	04	96	00	Otros complementos a empleados	121.387	0	0	0	0	0	121.387
401	04	97	00	Otros complementos a obreros	44.950	0	0	0	0	0	44.950
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.372.798	0	0	0	0	0	8.372.798
401	05	01	00	Aguinaldos a empleados	725.647	0	0	0	0	0	725.647
401	05	03	00	Bono vacacional a empleados	334.533	0	0	0	0	0	334.533
401	05	04	00	Aguinaldos a obreros	1.780.903	0	0	0	0	0	1.780.903
401	05	06	00	Bono vacacional a obreros	1.043.611	0	0	0	0	0	1.043.611
401	05	07	00	Aguinaldos al personal contratado	1.852.973	0	0	0	0	0	1.852.973
401	05	08	00	Bono vacacional al personal contratado	1.111.783	0	0	0	0	0	1.111.783
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	33.057	0	0	0	0	0	33.057
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	13.223	0	0	0	0	0	13.223
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	827.407	0	0	0	0	0	827.407
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	649.661	0	0	0	0	0	649.661
401	06	00	00	Aportes patronales y legales	4.828.798	0	0	0	0	0	4.828.798
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	574.671	0	0	0	0	0	574.671
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	165.050	0	0	0	0	0	165.050
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	129.313	0	0	0	0	0	129.313
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	113.884	0	0	0	0	0	113.884
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	789.620	0	0	0	0	0	789.620
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	281.775	0	0	0	0	0	281.775
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	175.471	0	0	0	0	0	175.471
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	188.847	0	0	0	0	0	188.847

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.039.090	0	0	0	0	0	1.039.090
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	200.121	0	0	0	0	0	200.121
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	12.358	0	0	0	0	0	12.358
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.570	0	0	0	0	0	3.570
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.380	0	0	0	0	0	2.380
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	617.692	0	0	0	0	0	617.692
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	47.349	0	0	0	0	0	47.349
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	119.024	0	0	0	0	0	119.024
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	2.746	0	0	0	0	0	2.746
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	134.929	0	0	0	0	0	134.929
401	06	95	00	Otros aportes legales por personal contratado	230.908	0	0	0	0	0	230.908
401	07	00	00	Asistencia socio-económica	19.359.252	0	0	0	0	0	19.359.252
401	07	03	00	Ayudas por matrimonio a empleados	12.000	0	0	0	0	0	12.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	10.000	0	0	0	0	0	10.000
401	07	05	00	Ayudas por defunción a empleados	15.000	0	0	0	0	0	15.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.130.000	0	0	0	0	0	1.130.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	623.308	0	0	0	0	0	623.308
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.160.000	0	0	0	0	0	1.160.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	127.500	0	0	0	0	0	127.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	196.380	0	0	0	0	0	196.380
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	471.600	0	0	0	0	0	471.600
401	07	19	00	Ayudas por matrimonio de obreros	14.000	0	0	0	0	0	14.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	46.494	0	0	0	0	0	46.494
401	07	21	00	Ayudas por defunción a obreros	20.000	0	0	0	0	0	20.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.100.000	0	0	0	0	0	2.100.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	939.250	0	0	0	0	0	939.250
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.570.000	0	0	0	0	0	1.570.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	358.500	0	0	0	0	0	358.500
401	07	26	00	Dotación de uniformes a obreros	1.955.000	0	0	0	0	0	1.955.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	117.804	0	0	0	0	0	117.804
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	177.600	0	0	0	0	0	177.600
401	07	33	00	Asistencia socio-económica al personal contratado	5.787.181	0	0	0	0	0	5.787.181
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	20.000	0	0	0	0	0	20.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	11.901	0	0	0	0	0	11.901
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	10.000	0	0	0	0	0	10.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	60.000	0	0	0	0	0	60.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	150.000	0	0	0	0	0	150.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	50.000	0	0	0	0	0	50.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	960.000	0	0	0	0	0	960.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	595.734	0	0	0	0	0	595.734
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	670.000	0	0	0	0	0	670.000
401	08	00	00	Prestaciones sociales e indemnizaciones	6.402.938	0	0	0	0	0	6.402.938
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.759.036	0	0	0	0	0	1.759.036
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.017.481	0	0	0	0	0	1.017.481
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.240.430	0	0	0	0	0	2.240.430
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	7.713	0	0	0	0	0	7.713
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.378.278	0	0	0	0	0	1.378.278
403	**00**	**00**	**00**	**Servicios no personales**	**12.070.841**	**0**	**0**	**0**	**0**	**0**	**12.070.841**
403	10	00	00	Servicios profesionales y técnicos	380.000	0	0	0	0	0	380.000
403	10	07	00	Servicios de capacitación y adiestramiento	380.000	0	0	0	0	0	380.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.360.000	0	0	0	0	0	1.360.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.360.000	0	0	0	0	0	1.360.000
403	18	00	00	Impuestos indirectos	9.450.932	0	0	0	0	0	9.450.932
403	18	01	00	Impuesto al valor agregado	9.450.932	0	0	0	0	0	9.450.932
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	879.909	0	0	0	0	0	879.909
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	879.909	0	0	0	0	0	879.909
				Totales	**91.954.580**	**0**	**0**	**0**	**0**	**0**	**91.954.580**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 460001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**79.883.739**	**0**	**0**	**0**	**0**	**0**	**79.883.739**
401	01	00	00	Sueldos, salarios y otras retribuciones	22.148.275	0	0	0	0	0	22.148.275
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.158.419	0	0	0	0	0	3.158.419
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	5.459.171	0	0	0	0	0	5.459.171
401	01	18	00	Remuneraciones al personal contratado	9.124.853	0	0	0	0	0	9.124.853
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	56.239	0	0	0	0	0	56.239
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.425.073	0	0	0	0	0	1.425.073
401	01	99	00	Otras retribuciones	2.899.279	0	0	0	0	0	2.899.279
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.779.348	0	0	0	0	0	1.779.348
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.003.340	0	0	0	0	0	1.003.340
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	776.008	0	0	0	0	0	776.008
401	03	00	00	Primas	10.149.667	0	0	0	0	0	10.149.667
401	03	02	00	Primas de transporte a empleados	536.400	0	0	0	0	0	536.400
401	03	04	00	Primas por hijos a empleados	25.200	0	0	0	0	0	25.200
401	03	08	00	Primas de profesionalización a empleados	376.489	0	0	0	0	0	376.489
401	03	09	00	Primas por antigüedad a empleados	497.400	0	0	0	0	0	497.400
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	910.327	0	0	0	0	0	910.327
401	03	17	00	Primas de transporte a obreros	1.447.200	0	0	0	0	0	1.447.200
401	03	19	00	Primas por hijos de obreros	399.600	0	0	0	0	0	399.600
401	03	21	00	Primas por antigüedad a obreros	667.200	0	0	0	0	0	667.200
401	03	22	00	Primas de profesionalización a obreros	15.425	0	0	0	0	0	15.425
401	03	37	00	Primas de transporte al personal contratado	1.381.200	0	0	0	0	0	1.381.200
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	27.765	0	0	0	0	0	27.765
401	03	47	00	Primas al personal de alto nivel y de dirección	3.270.261	0	0	0	0	0	3.270.261
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	265.200	0	0	0	0	0	265.200
401	03	95	00	Otras primas al personal de alto nivel y de dirección	330.000	0	0	0	0	0	330.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 460001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	00	00	Complementos de sueldos y salarios	6.842.663	0	0	0	0	0	6.842.663
401	04	06	00	Complemento a empleados por comisión de servicios	82.308	0	0	0	0	0	82.308
401	04	08	00	Bono compensatorio de alimentación a empleados	788.400	0	0	0	0	0	788.400
401	04	09	00	Bono compensatorio de transporte a empleados	192.000	0	0	0	0	0	192.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	300.000	0	0	0	0	0	300.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	150.000	0	0	0	0	0	150.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.839.809	0	0	0	0	0	1.839.809
401	04	19	00	Bono compensatorio de transporte a obreros	50.400	0	0	0	0	0	50.400
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	400.000	0	0	0	0	0	400.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.913.809	0	0	0	0	0	1.913.809
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	16.200	0	0	0	0	0	16.200
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	18.000	0	0	0	0	0	18.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	925.400	0	0	0	0	0	925.400
401	04	96	00	Otros complementos a empleados	121.387	0	0	0	0	0	121.387
401	04	97	00	Otros complementos a obreros	44.950	0	0	0	0	0	44.950
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.372.798	0	0	0	0	0	8.372.798
401	05	01	00	Aguinaldos a empleados	725.647	0	0	0	0	0	725.647
401	05	03	00	Bono vacacional a empleados	334.533	0	0	0	0	0	334.533
401	05	04	00	Aguinaldos a obreros	1.780.903	0	0	0	0	0	1.780.903
401	05	06	00	Bono vacacional a obreros	1.043.611	0	0	0	0	0	1.043.611
401	05	07	00	Aguinaldos al personal contratado	1.852.973	0	0	0	0	0	1.852.973
401	05	08	00	Bono vacacional al personal contratado	1.111.783	0	0	0	0	0	1.111.783
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	33.057	0	0	0	0	0	33.057
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	13.223	0	0	0	0	0	13.223
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	827.407	0	0	0	0	0	827.407
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	649.661	0	0	0	0	0	649.661
401	06	00	00	Aportes patronales y legales	4.828.798	0	0	0	0	0	4.828.798

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 460001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	574.671	0	0	0	0	0	574.671
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	165.050	0	0	0	0	0	165.050
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	129.313	0	0	0	0	0	129.313
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	113.884	0	0	0	0	0	113.884
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	789.620	0	0	0	0	0	789.620
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	281.775	0	0	0	0	0	281.775
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	175.471	0	0	0	0	0	175.471
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	188.847	0	0	0	0	0	188.847
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.039.090	0	0	0	0	0	1.039.090
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	200.121	0	0	0	0	0	200.121
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	12.358	0	0	0	0	0	12.358
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.570	0	0	0	0	0	3.570
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.380	0	0	0	0	0	2.380
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	617.692	0	0	0	0	0	617.692
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	47.349	0	0	0	0	0	47.349
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	119.024	0	0	0	0	0	119.024
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	2.746	0	0	0	0	0	2.746
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	134.929	0	0	0	0	0	134.929
401	06	95	00	Otros aportes legales por personal contratado	230.908	0	0	0	0	0	230.908
401	07	00	00	Asistencia socio-económica	19.359.252	0	0	0	0	0	19.359.252
401	07	03	00	Ayudas por matrimonio a empleados	12.000	0	0	0	0	0	12.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	10.000	0	0	0	0	0	10.000
401	07	05	00	Ayudas por defunción a empleados	15.000	0	0	0	0	0	15.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.130.000	0	0	0	0	0	1.130.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	623.308	0	0	0	0	0	623.308

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 460001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.160.000	0	0	0	0	0	1.160.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	127.500	0	0	0	0	0	127.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	196.380	0	0	0	0	0	196.380
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	471.600	0	0	0	0	0	471.600
401	07	19	00	Ayudas por matrimonio de obreros	14.000	0	0	0	0	0	14.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	46.494	0	0	0	0	0	46.494
401	07	21	00	Ayudas por defunción a obreros	20.000	0	0	0	0	0	20.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.100.000	0	0	0	0	0	2.100.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	939.250	0	0	0	0	0	939.250
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.570.000	0	0	0	0	0	1.570.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	358.500	0	0	0	0	0	358.500
401	07	26	00	Dotación de uniformes a obreros	1.955.000	0	0	0	0	0	1.955.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	117.804	0	0	0	0	0	117.804
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	177.600	0	0	0	0	0	177.600
401	07	33	00	Asistencia socio-económica al personal contratado	5.787.181	0	0	0	0	0	5.787.181
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	20.000	0	0	0	0	0	20.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	11.901	0	0	0	0	0	11.901
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	10.000	0	0	0	0	0	10.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	60.000	0	0	0	0	0	60.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	150.000	0	0	0	0	0	150.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	50.000	0	0	0	0	0	50.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	960.000	0	0	0	0	0	960.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	595.734	0	0	0	0	0	595.734
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	670.000	0	0	0	0	0	670.000
401	08	00	00	Prestaciones sociales e indemnizaciones	6.402.938	0	0	0	0	0	6.402.938

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 460001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.759.036	0	0	0	0	0	1.759.036
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.017.481	0	0	0	0	0	1.017.481
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.240.430	0	0	0	0	0	2.240.430
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	7.713	0	0	0	0	0	7.713
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.378.278	0	0	0	0	0	1.378.278
403	**00**	**00**	**00**	**Servicios no personales**	**12.070.841**	**0**	**0**	**0**	**0**	**0**	**12.070.841**
403	10	00	00	Servicios profesionales y técnicos	380.000	0	0	0	0	0	380.000
403	10	07	00	Servicios de capacitación y adiestramiento	380.000	0	0	0	0	0	380.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.360.000	0	0	0	0	0	1.360.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.360.000	0	0	0	0	0	1.360.000
403	18	00	00	Impuestos indirectos	9.450.932	0	0	0	0	0	9.450.932
403	18	01	00	Impuesto al valor agregado	9.450.932	0	0	0	0	0	9.450.932
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	879.909	0	0	0	0	0	879.909
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	879.909	0	0	0	0	0	879.909
				Totales	**91.954.580**	**0**	**0**	**0**	**0**	**0**	**91.954.580**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	11.170.591	0	0	0	0	0	11.170.591
402	01	00	00	Productos alimenticios y agropecuarios	1.801.100	0	0	0	0	0	1.801.100
402	01	01	00	Alimentos y bebidas para personas	1.801.100	0	0	0	0	0	1.801.100
402	02	00	00	Productos de minas, canteras y yacimientos	161.304	0	0	0	0	0	161.304
402	02	05	00	Piedra, arcilla, arena y tierra	120.120	0	0	0	0	0	120.120
402	02	99	00	Otros productos de minas, canteras y yacimientos	41.184	0	0	0	0	0	41.184
402	03	00	00	Textiles y vestuarios	73.032	0	0	0	0	0	73.032
402	03	01	00	Textiles	26.592	0	0	0	0	0	26.592
402	03	02	00	Prendas de vestir	20.000	0	0	0	0	0	20.000
402	03	03	00	Calzados	16.440	0	0	0	0	0	16.440
402	03	99	00	Otros productos textiles y vestuarios	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	515.600	0	0	0	0	0	515.600
402	04	03	00	Cauchos y tripas para vehículos	491.600	0	0	0	0	0	491.600
402	04	99	00	Otros productos de cuero y caucho	24.000	0	0	0	0	0	24.000
402	05	00	00	Productos de papel, cartón e impresos	843.130	0	0	0	0	0	843.130
402	05	01	00	Pulpa de madera, papel y cartón	352.998	0	0	0	0	0	352.998
402	05	02	00	Envases y cajas de papel y cartón	115.572	0	0	0	0	0	115.572
402	05	03	00	Productos de papel y cartón para oficina	134.592	0	0	0	0	0	134.592
402	05	04	00	Libros, revistas y periódicos	43.840	0	0	0	0	0	43.840
402	05	05	00	Material de enseñanza	25.000	0	0	0	0	0	25.000
402	05	06	00	Productos de papel y cartón para computación	7.000	0	0	0	0	0	7.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	138.628	0	0	0	0	0	138.628
402	05	99	00	Otros productos de pulpa, papel y cartón	25.500	0	0	0	0	0	25.500
402	06	00	00	Productos químicos y derivados	890.361	0	0	0	0	0	890.361
402	06	03	00	Tintas, pinturas y colorantes	610.800	0	0	0	0	0	610.800
402	06	04	00	Productos farmacéuticos y medicamentos	35.592	0	0	0	0	0	35.592
402	06	05	00	Productos de tocador	1.800	0	0	0	0	0	1.800
402	06	06	00	Combustibles y lubricantes	62.312	0	0	0	0	0	62.312
402	06	08	00	Productos plásticos	155.857	0	0	0	0	0	155.857
402	06	99	00	Otros productos de la industria química y conexos	24.000	0	0	0	0	0	24.000
402	07	00	00	Productos minerales no metálicos	92.664	0	0	0	0	0	92.664
402	07	02	00	Vidrios y productos de vidrio	75.504	0	0	0	0	0	75.504
402	07	03	00	Productos de arcilla para construcción	3.432	0	0	0	0	0	3.432

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **ACCIÓN CENTRALIZADA:** 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	04	00	Cemento, cal y yeso	13.728	0	0	0	0	0	13.728
402	08	00	00	Productos metálicos	1.855.255	0	0	0	0	0	1.855.255
402	08	01	00	Productos primarios de hierro y acero	226.512	0	0	0	0	0	226.512
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	151.847	0	0	0	0	0	151.847
402	08	04	00	Productos metálicos estructurales	96.096	0	0	0	0	0	96.096
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.367.072	0	0	0	0	0	1.367.072
402	08	99	00	Otros productos metálicos	13.728	0	0	0	0	0	13.728
402	09	00	00	Productos de madera	341.641	0	0	0	0	0	341.641
402	09	01	00	Productos primarios de madera	250.536	0	0	0	0	0	250.536
402	09	02	00	Muebles y accesorios de madera para edificaciones	49.421	0	0	0	0	0	49.421
402	09	99	00	Otros productos de madera	41.684	0	0	0	0	0	41.684
402	10	00	00	Productos varios y útiles diversos	4.456.280	0	0	0	0	0	4.456.280
402	10	01	00	Artículos de deporte, recreación y juguetes	24.710	0	0	0	0	0	24.710
402	10	02	00	Materiales y útiles de limpieza y aseo	83.456	0	0	0	0	0	83.456
402	10	03	00	Utensilios de cocina y comedor	101.184	0	0	0	0	0	101.184
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.746	0	0	0	0	0	2.746
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	357.112	0	0	0	0	0	357.112
402	10	06	00	Condecoraciones, ofrendas y similares	36.310	0	0	0	0	0	36.310
402	10	07	00	Productos de seguridad en el trabajo	165.026	0	0	0	0	0	165.026
402	10	08	00	Materiales para equipos de computación	2.432.496	0	0	0	0	0	2.432.496
402	10	11	00	Materiales eléctricos	628.576	0	0	0	0	0	628.576
402	10	12	00	Materiales para instalaciones sanitarias	277.104	0	0	0	0	0	277.104
402	10	13	00	Materiales fotográficos	61.000	0	0	0	0	0	61.000
402	10	99	00	Otros productos y útiles diversos	286.560	0	0	0	0	0	286.560
402	99	00	00	Otros materiales y suministros	140.224	0	0	0	0	0	140.224
402	99	01	00	Otros materiales y suministros	140.224	0	0	0	0	0	140.224
403	**00**	**00**	**00**	**Servicios no personales**	**26.214.084**	**0**	**0**	**0**	**0**	**0**	**26.214.084**
403	02	00	00	Alquileres de maquinaria y equipos	137.280	0	0	0	0	0	137.280
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	137.280	0	0	0	0	0	137.280
403	04	00	00	Servicios básicos	3.889.781	0	0	0	0	0	3.889.781
403	04	01	00	Electricidad	214.003	0	0	0	0	0	214.003
403	04	03	00	Agua	150.000	0	0	0	0	0	150.000
403	04	04	00	Teléfonos	3.248.000	0	0	0	0	0	3.248.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **ACCIÓN CENTRALIZADA:** 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	05	00	Servicio de comunicaciones	40.000	0	0	0	0	0	40.000
403	04	06	00	Servicio de aseo urbano y domiciliario	222.778	0	0	0	0	0	222.778
403	04	07	00	Servicio de condominio	15.000	0	0	0	0	0	15.000
403	06	00	00	Servicios de transporte y almacenaje	20.720	0	0	0	0	0	20.720
403	06	01	00	Fletes y embalajes	16.920	0	0	0	0	0	16.920
403	06	03	00	Estacionamiento	3.500	0	0	0	0	0	3.500
403	06	04	00	Peaje	150	0	0	0	0	0	150
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	150	0	0	0	0	0	150
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.508.846	0	0	0	0	0	2.508.846
403	07	01	00	Publicidad y propaganda	205.150	0	0	0	0	0	205.150
403	07	02	00	Imprenta y reproducción	260.456	0	0	0	0	0	260.456
403	07	03	00	Relaciones sociales	1.943.240	0	0	0	0	0	1.943.240
403	07	04	00	Avisos	100.000	0	0	0	0	0	100.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.052.651	0	0	0	0	0	2.052.651
403	08	01	00	Primas y gastos de seguros	1.990.651	0	0	0	0	0	1.990.651
403	08	02	00	Comisiones y gastos bancarios	60.000	0	0	0	0	0	60.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	2.000	0	0	0	0	0	2.000
403	09	00	00	Viáticos y pasajes	1.868.340	0	0	0	0	0	1.868.340
403	09	01	00	Viáticos y pasajes dentro del pais	1.693.340	0	0	0	0	0	1.693.340
403	09	02	00	Viáticos y pasajes fuera del país	175.000	0	0	0	0	0	175.000
403	10	00	00	Servicios profesionales y técnicos	4.771.777	0	0	0	0	0	4.771.777
403	10	09	00	Servicios de lavandería y tintorería	3.600	0	0	0	0	0	3.600
403	10	10	00	Servicios de vigilancia	4.494.781	0	0	0	0	0	4.494.781
403	10	99	00	Otros servicios profesionales y técnicos	273.396	0	0	0	0	0	273.396
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	953.920	0	0	0	0	0	953.920
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	919.320	0	0	0	0	0	919.320
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.000	0	0	0	0	0	1.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	23.600	0	0	0	0	0	23.600
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	12	00	00	Conservación y reparaciones menores de obras	5.407.480	0	0	0	0	0	5.407.480
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.407.480	0	0	0	0	0	5.407.480
403	15	00	00	Servicios fiscales	600	0	0	0	0	0	600

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **ACCIÓN CENTRALIZADA:** 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	15	02	00	Tasas y otros derechos obligatorios	600	0	0	0	0	0	600
403	18	00	00	Impuestos indirectos	4.150.305	0	0	0	0	0	4.150.305
403	18	01	00	Impuesto al valor agregado	4.150.305	0	0	0	0	0	4.150.305
403	99	00	00	Otros servicios no personales	452.384	0	0	0	0	0	452.384
403	99	01	00	Otros servicios no personales	452.384	0	0	0	0	0	452.384
404	**00**	**00**	**00**	**Activos reales**	**829.920**	**0**	**0**	**0**	**0**	**0**	**829.920**
404	01	00	00	Repuestos y reparaciones mayores	80.800	0	0	0	0	0	80.800
404	01	01	00	Repuestos mayores	60.800	0	0	0	0	0	60.800
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	7.200	0	0	0	0	0	7.200
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	3.600	0	0	0	0	0	3.600
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	134.400	0	0	0	0	0	134.400
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	114.400	0	0	0	0	0	114.400
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	20.000	0	0	0	0	0	20.000
404	04	00	00	Equipos de transporte, tracción y elevación	192.000	0	0	0	0	0	192.000
404	04	01	00	Vehículos automotores terrestres	192.000	0	0	0	0	0	192.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	30.000	0	0	0	0	0	30.000
404	05	01	00	Equipos de telecomunicaciones	30.000	0	0	0	0	0	30.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	15.000	0	0	0	0	0	15.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	15.000	0	0	0	0	0	15.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	353.720	0	0	0	0	0	353.720
404	09	01	00	Mobiliario y equipos de oficina	120.000	0	0	0	0	0	120.000
404	09	02	00	Equipos de computación	178.720	0	0	0	0	0	178.720
404	09	03	00	Mobiliario y equipos de alojamiento	5.000	0	0	0	0	0	5.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	99	00	00	Otros activos reales	24.000	0	0	0	0	0	24.000
404	99	01	00	Otros activos reales	24.000	0	0	0	0	0	24.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**265.797.562**	**0**	**0**	**0**	**0**	**0**	**265.797.562**
407	01	00	00	Transferencias y donaciones corrientes internas	265.797.562	0	0	0	0	0	265.797.562

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	02	00	Donaciones corrientes internas al sector privado	5.000.000	0	0	0	0	0	5.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	0	5.000.000
407	01	03	00	Transferencias corrientes internas al sector público	260.797.562	0	0	0	0	0	260.797.562
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	258.327.742	0	0	0	0	0	258.327.742
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.469.820	0	0	0	0	0	2.469.820
				Totales	**304.012.157**	**0**	**0**	**0**	**0**	**0**	**304.012.157**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **ACCIÓN CENTRALIZADA:** 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**260.797.562**	**0**	**0**	**0**	**0**	**0**	**260.797.562**
407	01	00	00	Transferencias y donaciones corrientes internas	260.797.562	0	0	0	0	0	260.797.562
407	01	03	00	Transferencias corrientes internas al sector público	260.797.562	0	0	0	0	0	260.797.562
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	258.327.742	0	0	0	0	0	258.327.742
				- A0002 Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas	50.064.798	0	0	0	0	0	50.064.798
				- A0150 Instituto del Patrimonio Cultural	14.731.467	0	0	0	0	0	14.731.467
				- A0158 Compañía Nacional de Teatro	2.882.144	0	0	0	0	0	2.882.144
				- A0161 Fundación Compañía Nacional de Música	8.601.786	0	0	0	0	0	8.601.786
				- A0301 Fundación Biblioteca Ayacucho	2.654.291	0	0	0	0	0	2.654.291
				- A0342 Fundación Casa Nacional de las Letras Andrés Bello	3.119.628	0	0	0	0	0	3.119.628
				- A0371 Fundación Vicente Emilio Sojo	966.762	0	0	0	0	0	966.762
				- A0372 Fundación Teatro Teresa Carreño	23.998.051	0	0	0	0	0	23.998.051
				- A0373 Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos	6.103.362	0	0	0	0	0	6.103.362
				- A0374 Fundación Librerías del Sur	5.755.518	0	0	0	0	0	5.755.518
				- A0375 Fundación Casa del Artista	6.950.635	0	0	0	0	0	6.950.635
				- A0378 Centro de la Diversidad Cultural	6.516.946	0	0	0	0	0	6.516.946
				- A0390 Fundación Cinemateca Nacional	6.591.121	0	0	0	0	0	6.591.121
				- A0417 Fundación Centro Nacional de la Fotografía (CENAF)	2.058.487	0	0	0	0	0	2.058.487
				- A0424 Fundación Museos Nacionales	30.924.271	0	0	0	0	0	30.924.271
				- A0449 Fundación Distribuidora Venezolana de la Cultura	4.131.613	0	0	0	0	0	4.131.613
				- A0450 Fundación Compañía Nacional de Danza	5.165.831	0	0	0	0	0	5.165.831
				- A0451 Fundación Villa del Cine	11.546.593	0	0	0	0	0	11.546.593
				- A0452 Fundación Misión Cultura	3.114.489	0	0	0	0	0	3.114.489
				- A0453 Fundación Editorial El Perro y La Rana	5.533.162	0	0	0	0	0	5.533.162
				- A0454 Fundación Distribuidora Nacional de Cine, Amazonía Films	2.369.822	0	0	0	0	0	2.369.822
				- A0459 Fundación Red de Arte	4.201.575	0	0	0	0	0	4.201.575
				- A0462 Fundación Imprenta de la Cultura	5.475.754	0	0	0	0	0	5.475.754
				- A0469 Fundación Centro Nacional del Disco (CENDIS)	4.780.129	0	0	0	0	0	4.780.129
				- A0486 Fundación Centro Nacional de la Historia	6.036.738	0	0	0	0	0	6.036.738
				- A0821 Centro Nacional Autónomo de Cinematografía (CNAC)	5.547.535	0	0	0	0	0	5.547.535

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **ACCIÓN CENTRALIZADA:** 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- A0829 Centro Nacional del Libro (CNL)	6.750.633	0	0	0	0	0	6.750.633
				- A0948 Instituto de las Artes Escénicas y Musicales	9.919.486	0	0	0	0	0	9.919.486
				- A0949 Instituto de las Artes de la Imagen y el Espacio	11.835.115	0	0	0	0	0	11.835.115
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.469.820	0	0	0	0	0	2.469.820
				- A0838 Monteavila Editores Latinoamericana, C.A.	2.469.820	0	0	0	0	0	2.469.820
				Totales	**260.797.562**	**0**	**0**	**0**	**0**	**0**	**260.797.562**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 460002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.170.591**	**0**	**0**	**0**	**0**	**0**	**11.170.591**
402	01	00	00	Productos alimenticios y agropecuarios	1.801.100	0	0	0	0	0	1.801.100
402	01	01	00	Alimentos y bebidas para personas	1.801.100	0	0	0	0	0	1.801.100
402	02	00	00	Productos de minas, canteras y yacimientos	161.304	0	0	0	0	0	161.304
402	02	05	00	Piedra, arcilla, arena y tierra	120.120	0	0	0	0	0	120.120
402	02	99	00	Otros productos de minas, canteras y yacimientos	41.184	0	0	0	0	0	41.184
402	03	00	00	Textiles y vestuarios	73.032	0	0	0	0	0	73.032
402	03	01	00	Textiles	26.592	0	0	0	0	0	26.592
402	03	02	00	Prendas de vestir	20.000	0	0	0	0	0	20.000
402	03	03	00	Calzados	16.440	0	0	0	0	0	16.440
402	03	99	00	Otros productos textiles y vestuarios	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	515.600	0	0	0	0	0	515.600
402	04	03	00	Cauchos y tripas para vehículos	491.600	0	0	0	0	0	491.600
402	04	99	00	Otros productos de cuero y caucho	24.000	0	0	0	0	0	24.000
402	05	00	00	Productos de papel, cartón e impresos	843.130	0	0	0	0	0	843.130
402	05	01	00	Pulpa de madera, papel y cartón	352.998	0	0	0	0	0	352.998
402	05	02	00	Envases y cajas de papel y cartón	115.572	0	0	0	0	0	115.572
402	05	03	00	Productos de papel y cartón para oficina	134.592	0	0	0	0	0	134.592
402	05	04	00	Libros, revistas y periódicos	43.840	0	0	0	0	0	43.840
402	05	05	00	Material de enseñanza	25.000	0	0	0	0	0	25.000
402	05	06	00	Productos de papel y cartón para computación	7.000	0	0	0	0	0	7.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	138.628	0	0	0	0	0	138.628
402	05	99	00	Otros productos de pulpa, papel y cartón	25.500	0	0	0	0	0	25.500
402	06	00	00	Productos químicos y derivados	890.361	0	0	0	0	0	890.361
402	06	03	00	Tintas, pinturas y colorantes	610.800	0	0	0	0	0	610.800
402	06	04	00	Productos farmacéuticos y medicamentos	35.592	0	0	0	0	0	35.592
402	06	05	00	Productos de tocador	1.800	0	0	0	0	0	1.800
402	06	06	00	Combustibles y lubricantes	62.312	0	0	0	0	0	62.312

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 460002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	155.857	0	0	0	0	0	155.857
402	06	99	00	Otros productos de la industria química y conexos	24.000	0	0	0	0	0	24.000
402	07	00	00	Productos minerales no metálicos	92.664	0	0	0	0	0	92.664
402	07	02	00	Vidrios y productos de vidrio	75.504	0	0	0	0	0	75.504
402	07	03	00	Productos de arcilla para construcción	3.432	0	0	0	0	0	3.432
402	07	04	00	Cemento, cal y yeso	13.728	0	0	0	0	0	13.728
402	08	00	00	Productos metálicos	1.855.255	0	0	0	0	0	1.855.255
402	08	01	00	Productos primarios de hierro y acero	226.512	0	0	0	0	0	226.512
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	151.847	0	0	0	0	0	151.847
402	08	04	00	Productos metálicos estructurales	96.096	0	0	0	0	0	96.096
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.367.072	0	0	0	0	0	1.367.072
402	08	99	00	Otros productos metálicos	13.728	0	0	0	0	0	13.728
402	09	00	00	Productos de madera	341.641	0	0	0	0	0	341.641
402	09	01	00	Productos primarios de madera	250.536	0	0	0	0	0	250.536
402	09	02	00	Muebles y accesorios de madera para edificaciones	49.421	0	0	0	0	0	49.421
402	09	99	00	Otros productos de madera	41.684	0	0	0	0	0	41.684
402	10	00	00	Productos varios y útiles diversos	4.456.280	0	0	0	0	0	4.456.280
402	10	01	00	Artículos de deporte, recreación y juguetes	24.710	0	0	0	0	0	24.710
402	10	02	00	Materiales y útiles de limpieza y aseo	83.456	0	0	0	0	0	83.456
402	10	03	00	Utensilios de cocina y comedor	101.184	0	0	0	0	0	101.184
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.746	0	0	0	0	0	2.746
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	357.112	0	0	0	0	0	357.112
402	10	06	00	Condecoraciones, ofrendas y similares	36.310	0	0	0	0	0	36.310
402	10	07	00	Productos de seguridad en el trabajo	165.026	0	0	0	0	0	165.026
402	10	08	00	Materiales para equipos de computación	2.432.496	0	0	0	0	0	2.432.496
402	10	11	00	Materiales eléctricos	628.576	0	0	0	0	0	628.576
402	10	12	00	Materiales para instalaciones sanitarias	277.104	0	0	0	0	0	277.104
402	10	13	00	Materiales fotográficos	61.000	0	0	0	0	0	61.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 460002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	286.560	0	0	0	0	0	286.560
402	99	00	00	Otros materiales y suministros	140.224	0	0	0	0	0	140.224
402	99	01	00	Otros materiales y suministros	140.224	0	0	0	0	0	140.224
403	**00**	**00**	**00**	**Servicios no personales**	**26.214.084**	**0**	**0**	**0**	**0**	**0**	**26.214.084**
403	02	00	00	Alquileres de maquinaria y equipos	137.280	0	0	0	0	0	137.280
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	137.280	0	0	0	0	0	137.280
403	04	00	00	Servicios básicos	3.889.781	0	0	0	0	0	3.889.781
403	04	01	00	Electricidad	214.003	0	0	0	0	0	214.003
403	04	03	00	Agua	150.000	0	0	0	0	0	150.000
403	04	04	00	Teléfonos	3.248.000	0	0	0	0	0	3.248.000
403	04	05	00	Servicio de comunicaciones	40.000	0	0	0	0	0	40.000
403	04	06	00	Servicio de aseo urbano y domiciliario	222.778	0	0	0	0	0	222.778
403	04	07	00	Servicio de condominio	15.000	0	0	0	0	0	15.000
403	06	00	00	Servicios de transporte y almacenaje	20.720	0	0	0	0	0	20.720
403	06	01	00	Fletes y embalajes	16.920	0	0	0	0	0	16.920
403	06	03	00	Estacionamiento	3.500	0	0	0	0	0	3.500
403	06	04	00	Peaje	150	0	0	0	0	0	150
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	150	0	0	0	0	0	150
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.508.846	0	0	0	0	0	2.508.846
403	07	01	00	Publicidad y propaganda	205.150	0	0	0	0	0	205.150
403	07	02	00	Imprenta y reproducción	260.456	0	0	0	0	0	260.456
403	07	03	00	Relaciones sociales	1.943.240	0	0	0	0	0	1.943.240
403	07	04	00	Avisos	100.000	0	0	0	0	0	100.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.052.651	0	0	0	0	0	2.052.651
403	08	01	00	Primas y gastos de seguros	1.990.651	0	0	0	0	0	1.990.651
403	08	02	00	Comisiones y gastos bancarios	60.000	0	0	0	0	0	60.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	2.000	0	0	0	0	0	2.000
403	09	00	00	Viáticos y pasajes	1.868.340	0	0	0	0	0	1.868.340

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 460002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	1.693.340	0	0	0	0	0	1.693.340
403	09	02	00	Viáticos y pasajes fuera del país	175.000	0	0	0	0	0	175.000
403	10	00	00	Servicios profesionales y técnicos	4.771.777	0	0	0	0	0	4.771.777
403	10	09	00	Servicios de lavandería y tintorería	3.600	0	0	0	0	0	3.600
403	10	10	00	Servicios de vigilancia	4.494.781	0	0	0	0	0	4.494.781
403	10	99	00	Otros servicios profesionales y técnicos	273.396	0	0	0	0	0	273.396
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	953.920	0	0	0	0	0	953.920
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	919.320	0	0	0	0	0	919.320
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.000	0	0	0	0	0	1.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	23.600	0	0	0	0	0	23.600
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	12	00	00	Conservación y reparaciones menores de obras	5.407.480	0	0	0	0	0	5.407.480
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.407.480	0	0	0	0	0	5.407.480
403	15	00	00	Servicios fiscales	600	0	0	0	0	0	600
403	15	02	00	Tasas y otros derechos obligatorios	600	0	0	0	0	0	600
403	18	00	00	Impuestos indirectos	4.150.305	0	0	0	0	0	4.150.305
403	18	01	00	Impuesto al valor agregado	4.150.305	0	0	0	0	0	4.150.305
403	99	00	00	Otros servicios no personales	452.384	0	0	0	0	0	452.384
403	99	01	00	Otros servicios no personales	452.384	0	0	0	0	0	452.384
404	**00**	**00**	**00**	**Activos reales**	**829.920**	**0**	**0**	**0**	**0**	**0**	**829.920**
404	01	00	00	Repuestos y reparaciones mayores	80.800	0	0	0	0	0	80.800
404	01	01	00	Repuestos mayores	60.800	0	0	0	0	0	60.800
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	7.200	0	0	0	0	0	7.200
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	3.600	0	0	0	0	0	3.600
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 460002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	134.400	0	0	0	0	0	134.400
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	114.400	0	0	0	0	0	114.400
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	20.000	0	0	0	0	0	20.000
404	04	00	00	Equipos de transporte, tracción y elevación	192.000	0	0	0	0	0	192.000
404	04	01	00	Vehículos automotores terrestres	192.000	0	0	0	0	0	192.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	30.000	0	0	0	0	0	30.000
404	05	01	00	Equipos de telecomunicaciones	30.000	0	0	0	0	0	30.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	15.000	0	0	0	0	0	15.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	15.000	0	0	0	0	0	15.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	353.720	0	0	0	0	0	353.720
404	09	01	00	Mobiliario y equipos de oficina	120.000	0	0	0	0	0	120.000
404	09	02	00	Equipos de computación	178.720	0	0	0	0	0	178.720
404	09	03	00	Mobiliario y equipos de alojamiento	5.000	0	0	0	0	0	5.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	99	00	00	Otros activos reales	24.000	0	0	0	0	0	24.000
404	99	01	00	Otros activos reales	24.000	0	0	0	0	0	24.000
				Totales	**38.214.595**	**0**	**0**	**0**	**0**	**0**	**38.214.595**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 460002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.000.000**	**0**	**0**	**0**	**0**	**0**	**5.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	5.000.000	0	0	0	0	0	5.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	5.000.000	0	0	0	0	0	5.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	0	5.000.000
				Totales	**5.000.000**	**0**	**0**	**0**	**0**	**0**	**5.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **ACCIÓN CENTRALIZADA:** 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 460002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**260.797.562**	**0**	**0**	**0**	**0**	**0**	**260.797.562**
407	01	00	00	Transferencias y donaciones corrientes internas	260.797.562	0	0	0	0	0	260.797.562
407	01	03	00	Transferencias corrientes internas al sector público	260.797.562	0	0	0	0	0	260.797.562
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	258.327.742	0	0	0	0	0	258.327.742
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.469.820	0	0	0	0	0	2.469.820
				Totales	**260.797.562**	**0**	**0**	**0**	**0**	**0**	**260.797.562**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**43.127.821**	**0**	**0**	**0**	**0**	**0**	**43.127.821**
407	01	00	00	Transferencias y donaciones corrientes internas	43.127.821	0	0	0	0	0	43.127.821
407	01	01	00	Transferencias corrientes internas al sector privado	43.127.821	0	0	0	0	0	43.127.821
407	01	01	01	Pensiones del personal empleado, obrero y militar	2.783.933	0	0	0	0	0	2.783.933
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	12.900.935	0	0	0	0	0	12.900.935
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	927.978	0	0	0	0	0	927.978
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	278.393	0	0	0	0	0	278.393
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.750.000	0	0	0	0	0	1.750.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.993.600	0	0	0	0	0	1.993.600
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	4.300.312	0	0	0	0	0	4.300.312
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.290.094	0	0	0	0	0	1.290.094
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	7.771.176	0	0	0	0	0	7.771.176
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	9.131.400	0	0	0	0	0	9.131.400
				Totales	**43.127.821**	**0**	**0**	**0**	**0**	**0**	**43.127.821**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **ACCIÓN CENTRALIZADA:** 460003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **ACCIÓN CENTRALIZADA:** 460003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 460003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	00	00	00	**Transferencias y donaciones**	**43.127.821**	**0**	**0**	**0**	**0**	**0**	**43.127.821**
407	01	00	00	Transferencias y donaciones corrientes internas	43.127.821	0	0	0	0	0	43.127.821
407	01	01	00	Transferencias corrientes internas al sector privado	43.127.821	0	0	0	0	0	43.127.821
407	01	01	01	Pensiones del personal empleado, obrero y militar	2.783.933	0	0	0	0	0	2.783.933
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	12.900.935	0	0	0	0	0	12.900.935
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	927.978	0	0	0	0	0	927.978
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	278.393	0	0	0	0	0	278.393
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.750.000	0	0	0	0	0	1.750.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.993.600	0	0	0	0	0	1.993.600
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	4.300.312	0	0	0	0	0	4.300.312
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.290.094	0	0	0	0	0	1.290.094
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	7.771.176	0	0	0	0	0	7.771.176
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	9.131.400	0	0	0	0	0	9.131.400
				Totales	**43.127.821**	**0**	**0**	**0**	**0**	**0**	**43.127.821**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**396.428**	**0**	**0**	**0**	**0**	**0**	**396.428**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	03	00	00	Textiles y vestuarios	20.000	0	0	0	0	0	20.000
402	03	01	00	Textiles	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	206.428	0	0	0	0	0	206.428
402	06	03	00	Tintas, pinturas y colorantes	106.300	0	0	0	0	0	106.300
402	06	04	00	Productos farmacéuticos y medicamentos	100.128	0	0	0	0	0	100.128
402	10	00	00	Productos varios y útiles diversos	150.000	0	0	0	0	0	150.000
402	10	02	00	Materiales y útiles de limpieza y aseo	100.000	0	0	0	0	0	100.000
402	10	11	00	Materiales eléctricos	20.000	0	0	0	0	0	20.000
402	10	12	00	Materiales para instalaciones sanitarias	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**103.572**	**0**	**0**	**0**	**0**	**0**	**103.572**
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	53.572	0	0	0	0	0	53.572
403	18	01	00	Impuesto al valor agregado	53.572	0	0	0	0	0	53.572
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 460007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**396.428**	**0**	**0**	**0**	**0**	**0**	**396.428**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	03	00	00	Textiles y vestuarios	20.000	0	0	0	0	0	20.000
402	03	01	00	Textiles	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	206.428	0	0	0	0	0	206.428
402	06	03	00	Tintas, pinturas y colorantes	106.300	0	0	0	0	0	106.300
402	06	04	00	Productos farmacéuticos y medicamentos	100.128	0	0	0	0	0	100.128
402	10	00	00	Productos varios y útiles diversos	150.000	0	0	0	0	0	150.000
402	10	02	00	Materiales y útiles de limpieza y aseo	100.000	0	0	0	0	0	100.000
402	10	11	00	Materiales eléctricos	20.000	0	0	0	0	0	20.000
402	10	12	00	Materiales para instalaciones sanitarias	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**103.572**	**0**	**0**	**0**	**0**	**0**	**103.572**
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	53.572	0	0	0	0	0	53.572
403	18	01	00	Impuesto al valor agregado	53.572	0	0	0	0	0	53.572
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

50

Ministerio del Poder Popular para el Deporte

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**324.199.911**	**0**	**0**	**0**	**0**	**0**	**324.199.911**
401	01	00	00	Sueldos, salarios y otras retribuciones	49.741.348	0	0	0	0	0	49.741.348
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	11.211.366	0	0	0	0	0	11.211.366
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.529.235	0	0	0	0	0	1.529.235
401	01	18	00	Remuneraciones al personal contratado	34.021.422	0	0	0	0	0	34.021.422
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	845.625	0	0	0	0	0	845.625
401	01	99	00	Otras retribuciones	2.108.459	0	0	0	0	0	2.108.459
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.670.901	0	0	0	0	0	3.670.901
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.670.901	0	0	0	0	0	3.670.901
401	03	00	00	Primas	6.583.983	0	0	0	0	0	6.583.983
401	03	02	00	Primas de transporte a empleados	145.440	0	0	0	0	0	145.440
401	03	03	00	Primas por hogar a empleados	145.440	0	0	0	0	0	145.440
401	03	04	00	Primas por hijos a empleados	181.800	0	0	0	0	0	181.800
401	03	08	00	Primas de profesionalización a empleados	2.093.832	0	0	0	0	0	2.093.832
401	03	09	00	Primas por antigüedad a empleados	1.000.000	0	0	0	0	0	1.000.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.948.026	0	0	0	0	0	1.948.026
401	03	19	00	Primas por hijos de obreros	33.840	0	0	0	0	0	33.840
401	03	21	00	Primas por antigüedad a obreros	28.800	0	0	0	0	0	28.800
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	20.877	0	0	0	0	0	20.877
401	03	47	00	Primas al personal de alto nivel y de dirección	695.048	0	0	0	0	0	695.048
401	03	97	00	Otras primas a empleados	290.880	0	0	0	0	0	290.880
401	04	00	00	Complementos de sueldos y salarios	79.230.278	0	0	0	0	0	79.230.278
401	04	06	00	Complemento a empleados por comisión de servicios	859.677	0	0	0	0	0	859.677
401	04	08	00	Bono compensatorio de alimentación a empleados	7.722.864	0	0	0	0	0	7.722.864
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	61.307	0	0	0	0	0	61.307
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	100.000	0	0	0	0	0	100.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.146.960	0	0	0	0	0	1.146.960
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	700.000	0	0	0	0	0	700.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	17.357.328	0	0	0	0	0	17.357.328

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	28	00	Complemento al personal contratado por días feriados	100.000	0	0	0	0	0	100.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	18.709	0	0	0	0	0	18.709
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	19.116	0	0	0	0	0	19.116
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	15.830	0	0	0	0	0	15.830
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	308.170	0	0	0	0	0	308.170
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	841.104	0	0	0	0	0	841.104
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	110.145	0	0	0	0	0	110.145
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	3.789.669	0	0	0	0	0	3.789.669
401	04	96	00	Otros complementos a empleados	13.665.185	0	0	0	0	0	13.665.185
401	04	97	00	Otros complementos a obreros	2.044.883	0	0	0	0	0	2.044.883
401	04	98	00	Otros complementos al personal contratado	30.369.331	0	0	0	0	0	30.369.331
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	33.788.303	0	0	0	0	0	33.788.303
401	05	01	00	Aguinaldos a empleados	8.623.958	0	0	0	0	0	8.623.958
401	05	03	00	Bono vacacional a empleados	4.495.429	0	0	0	0	0	4.495.429
401	05	04	00	Aguinaldos a obreros	1.034.356	0	0	0	0	0	1.034.356
401	05	06	00	Bono vacacional a obreros	370.469	0	0	0	0	0	370.469
401	05	07	00	Aguinaldos al personal contratado	13.408.006	0	0	0	0	0	13.408.006
401	05	08	00	Bono vacacional al personal contratado	2.617.222	0	0	0	0	0	2.617.222
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	69.102	0	0	0	0	0	69.102
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	35.321	0	0	0	0	0	35.321
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.071.409	0	0	0	0	0	2.071.409
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.063.031	0	0	0	0	0	1.063.031
401	06	00	00	Aportes patronales y legales	9.201.711	0	0	0	0	0	9.201.711
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.660.815	0	0	0	0	0	1.660.815
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	554.223	0	0	0	0	0	554.223
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	369.481	0	0	0	0	0	369.481
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	665.984	0	0	0	0	0	665.984
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	191.876	0	0	0	0	0	191.876
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	65.721	0	0	0	0	0	65.721

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	42.639	0	0	0	0	0	42.639
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	73.808	0	0	0	0	0	73.808
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.978.530	0	0	0	0	0	2.978.530
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	980.149	0	0	0	0	0	980.149
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	11.057	0	0	0	0	0	11.057
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	5.399	0	0	0	0	0	5.399
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	6.091	0	0	0	0	0	6.091
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	470.008	0	0	0	0	0	470.008
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	169.564	0	0	0	0	0	169.564
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	177.829	0	0	0	0	0	177.829
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	3.599	0	0	0	0	0	3.599
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	113.042	0	0	0	0	0	113.042
401	06	95	00	Otros aportes legales por personal contratado	661.896	0	0	0	0	0	661.896
401	07	00	00	Asistencia socio-económica	106.491.319	0	0	0	0	0	106.491.319
401	07	01	00	Capacitación y adiestramiento a empleados	5.000	0	0	0	0	0	5.000
401	07	02	00	Becas a empleados	1.163.400	0	0	0	0	0	1.163.400
401	07	03	00	Ayudas por matrimonio a empleados	8.000	0	0	0	0	0	8.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	8.001	0	0	0	0	0	8.001
401	07	05	00	Ayudas por defunción a empleados	8.001	0	0	0	0	0	8.001
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	8.001	0	0	0	0	0	8.001
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.097.734	0	0	0	0	0	2.097.734
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	28.856.016	0	0	0	0	0	28.856.016
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	707.000	0	0	0	0	0	707.000
401	07	10	00	Dotación de uniformes a empleados	1.212.000	0	0	0	0	0	1.212.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.875.749	0	0	0	0	0	1.875.749
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	808.000	0	0	0	0	0	808.000
401	07	17	00	Capacitación y adiestramiento a obreros	50.000	0	0	0	0	0	50.000
401	07	18	00	Becas a obreros	233.100	0	0	0	0	0	233.100

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	19	00	Ayudas por matrimonio de obreros	1.800	0	0	0	0	0	1.800
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.800	0	0	0	0	0	1.800
401	07	21	00	Ayudas por defunción a obreros	10.000	0	0	0	0	0	10.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	10.000	0	0	0	0	0	10.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	234.508	0	0	0	0	0	234.508
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	2.821.969	0	0	0	0	0	2.821.969
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	131.600	0	0	0	0	0	131.600
401	07	26	00	Dotación de uniformes a obreros	180.000	0	0	0	0	0	180.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	149.059	0	0	0	0	0	149.059
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	75.200	0	0	0	0	0	75.200
401	07	33	00	Asistencia socio-económica al personal contratado	60.418.816	0	0	0	0	0	60.418.816
401	07	52	00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	21.854	0	0	0	0	0	21.854
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	50.583	0	0	0	0	0	50.583
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	624.481	0	0	0	0	0	624.481
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.823.833	0	0	0	0	0	2.823.833
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	5.493	0	0	0	0	0	5.493
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	615.159	0	0	0	0	0	615.159
401	07	96	00	Otras subvenciones a empleados	1.019.916	0	0	0	0	0	1.019.916
401	07	97	00	Otras subvenciones a obreros	252.746	0	0	0	0	0	252.746
401	08	00	00	Prestaciones sociales e indemnizaciones	35.392.068	0	0	0	0	0	35.392.068
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	13.172.085	0	0	0	0	0	13.172.085
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	810.489	0	0	0	0	0	810.489
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	18.565.729	0	0	0	0	0	18.565.729

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	88.319	0	0	0	0	0	88.319
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.755.446	0	0	0	0	0	2.755.446
401	96	00	00	Otros gastos del personal empleado	50.000	0	0	0	0	0	50.000
401	96	01	00	Otros gastos del personal empleado	50.000	0	0	0	0	0	50.000
401	97	00	00	Otros gastos del personal obrero	50.000	0	0	0	0	0	50.000
401	97	01	00	Otros gastos del personal obrero	50.000	0	0	0	0	0	50.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**5.042.363**	**0**	**0**	**0**	**0**	**0**	**5.042.363**
402	01	00	00	Productos alimenticios y agropecuarios	1.310.000	0	0	0	0	0	1.310.000
402	01	01	00	Alimentos y bebidas para personas	1.310.000	0	0	0	0	0	1.310.000
402	03	00	00	Textiles y vestuarios	70.000	0	0	0	0	0	70.000
402	03	01	00	Textiles	20.000	0	0	0	0	0	20.000
402	03	02	00	Prendas de vestir	30.000	0	0	0	0	0	30.000
402	03	03	00	Calzados	20.000	0	0	0	0	0	20.000
402	04	00	00	Productos de cuero y caucho	200.000	0	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	200.000	0	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	436.000	0	0	0	0	0	436.000
402	05	01	00	Pulpa de madera, papel y cartón	150.000	0	0	0	0	0	150.000
402	05	02	00	Envases y cajas de papel y cartón	50.000	0	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	0	200.000
402	05	04	00	Libros, revistas y periódicos	10.000	0	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.000	0	0	0	0	0	1.000
402	05	99	00	Otros productos de pulpa, papel y cartón	25.000	0	0	0	0	0	25.000
402	06	00	00	Productos químicos y derivados	930.000	0	0	0	0	0	930.000
402	06	03	00	Tintas, pinturas y colorantes	800.000	0	0	0	0	0	800.000
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	0	50.000
402	06	08	00	Productos plásticos	80.000	0	0	0	0	0	80.000
402	08	00	00	Productos metálicos	341.000	0	0	0	0	0	341.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	300.000	0	0	0	0	0	300.000
402	08	07	00	Material de señalamiento	1.000	0	0	0	0	0	1.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	0	20.000
402	08	10	00	Repuestos y accesorios para otros equipos	20.000	0	0	0	0	0	20.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	1.395.363	0	0	0	0	0	1.395.363
402	10	01	00	Artículos de deporte, recreación y juguetes	153.000	0	0	0	0	0	153.000
402	10	02	00	Materiales y útiles de limpieza y aseo	150.000	0	0	0	0	0	150.000
402	10	03	00	Utensilios de cocina y comedor	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	0	150.000
402	10	06	00	Condecoraciones, ofrendas y similares	40.000	0	0	0	0	0	40.000
402	10	07	00	Productos de seguridad en el trabajo	80.000	0	0	0	0	0	80.000
402	10	08	00	Materiales para equipos de computación	550.000	0	0	0	0	0	550.000
402	10	11	00	Materiales eléctricos	10.000	0	0	0	0	0	10.000
402	10	12	00	Materiales para instalaciones sanitarias	62.363	0	0	0	0	0	62.363
402	10	99	00	Otros productos y útiles diversos	180.000	0	0	0	0	0	180.000
402	99	00	00	Otros materiales y suministros	360.000	0	0	0	0	0	360.000
402	99	01	00	Otros materiales y suministros	360.000	0	0	0	0	0	360.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.729.403**	**0**	**0**	**0**	**0**	**0**	**25.729.403**
403	01	00	00	Alquileres de inmuebles	1.000	0	0	0	0	0	1.000
403	01	01	00	Alquileres de edificios y locales	1.000	0	0	0	0	0	1.000
403	02	00	00	Alquileres de maquinaria y equipos	559.011	0	0	0	0	0	559.011
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	559.011	0	0	0	0	0	559.011
403	04	00	00	Servicios básicos	1.757.502	0	0	0	0	0	1.757.502
403	04	04	00	Teléfonos	1.487.502	0	0	0	0	0	1.487.502
403	04	05	00	Servicio de comunicaciones	270.000	0	0	0	0	0	270.000
403	06	00	00	Servicios de transporte y almacenaje	8.205	0	0	0	0	0	8.205
403	06	01	00	Fletes y embalajes	1.500	0	0	0	0	0	1.500
403	06	03	00	Estacionamiento	345	0	0	0	0	0	345
403	06	04	00	Peaje	1.725	0	0	0	0	0	1.725
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	4.635	0	0	0	0	0	4.635
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.361.578	0	0	0	0	0	3.361.578
403	07	01	00	Publicidad y propaganda	1.053.284	0	0	0	0	0	1.053.284
403	07	02	00	Imprenta y reproducción	757.131	0	0	0	0	0	757.131
403	07	03	00	Relaciones sociales	962.945	0	0	0	0	0	962.945
403	07	04	00	Avisos	588.218	0	0	0	0	0	588.218

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	136.000	0	0	0	0	0	136.000
403	08	01	00	Primas y gastos de seguros	135.000	0	0	0	0	0	135.000
403	08	02	00	Comisiones y gastos bancarios	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	2.367.274	0	0	0	0	0	2.367.274
403	09	01	00	Viáticos y pasajes dentro del país	2.056.564	0	0	0	0	0	2.056.564
403	09	02	00	Viáticos y pasajes fuera del país	310.710	0	0	0	0	0	310.710
403	10	00	00	Servicios profesionales y técnicos	3.927.493	0	0	0	0	0	3.927.493
403	10	03	00	Servicios de procesamiento de datos	26.786	0	0	0	0	0	26.786
403	10	07	00	Servicios de capacitación y adiestramiento	708.500	0	0	0	0	0	708.500
403	10	09	00	Servicios de lavandería y tintorería	1.500	0	0	0	0	0	1.500
403	10	11	00	Servicios para la elaboración y suministro de comida	1.186.241	0	0	0	0	0	1.186.241
403	10	99	00	Otros servicios profesionales y técnicos	2.004.466	0	0	0	0	0	2.004.466
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.360.570	0	0	0	0	0	1.360.570
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.150.000	0	0	0	0	0	1.150.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.175	0	0	0	0	0	5.175
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	205.395	0	0	0	0	0	205.395
403	12	00	00	Conservación y reparaciones menores de obras	720.950	0	0	0	0	0	720.950
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	720.950	0	0	0	0	0	720.950
403	15	00	00	Servicios fiscales	3.593	0	0	0	0	0	3.593
403	15	02	00	Tasas y otros derechos obligatorios	3.593	0	0	0	0	0	3.593
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.829.148	0	0	0	0	0	3.829.148
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.829.148	0	0	0	0	0	3.829.148
403	18	00	00	Impuestos indirectos	2.995.281	0	0	0	0	0	2.995.281
403	18	01	00	Impuesto al valor agregado	2.995.281	0	0	0	0	0	2.995.281
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	350.000	0	0	0	0	0	350.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	350.000	0	0	0	0	0	350.000
403	99	00	00	Otros servicios no personales	4.351.798	0	0	0	0	0	4.351.798
403	99	01	00	Otros servicios no personales	4.351.798	0	0	0	0	0	4.351.798
404	**00**	**00**	**00**	**Activos reales**	**1.307.500**	**0**	**0**	**0**	**0**	**0**	**1.307.500**
404	01	00	00	Repuestos y reparaciones mayores	50.000	0	0	0	0	0	50.000
404	01	01	00	Repuestos mayores	50.000	0	0	0	0	0	50.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	230.000	0	0	0	0	0	230.000
404	05	01	00	Equipos de telecomunicaciones	230.000	0	0	0	0	0	230.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	110.000	0	0	0	0	0	110.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	70.000	0	0	0	0	0	70.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	40.000	0	0	0	0	0	40.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	892.500	0	0	0	0	0	892.500
404	09	01	00	Mobiliario y equipos de oficina	400.000	0	0	0	0	0	400.000
404	09	02	00	Equipos de computación	342.500	0	0	0	0	0	342.500
404	09	03	00	Mobiliario y equipos de alojamiento	150.000	0	0	0	0	0	150.000
404	99	00	00	Otros activos reales	25.000	0	0	0	0	0	25.000
404	99	01	00	Otros activos reales	25.000	0	0	0	0	0	25.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.064.451.471**	**0**	**0**	**0**	**0**	**0**	**1.064.451.471**
407	01	00	00	Transferencias y donaciones corrientes internas	1.064.451.471	0	0	0	0	0	1.064.451.471
407	01	02	00	Donaciones corrientes internas al sector privado	13.107.090	0	0	0	0	0	13.107.090
407	01	02	01	Donaciones corrientes a personas	13.107.090	0	0	0	0	0	13.107.090
407	01	03	00	Transferencias corrientes internas al sector público	1.051.207.309	0	0	0	0	0	1.051.207.309
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.051.207.309	0	0	0	0	0	1.051.207.309
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	137.072	0	0	0	0	0	137.072
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	44.583	0	0	0	0	0	44.583
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	11.146	0	0	0	0	0	11.146
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	51.343	0	0	0	0	0	51.343
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	30.000	0	0	0	0	0	30.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**3.369.442**	**0**	**0**	**0**	**0**	**0**	**3.369.442**
411	11	00	00	Obligaciones de ejercicios anteriores	3.369.442	0	0	0	0	0	3.369.442
411	11	04	00	Compromisos pendientes de ejercicios anteriores	3.369.442	0	0	0	0	0	3.369.442
				Totales	**1.424.100.090**	**0**	**0**	**0**	**0**	**0**	**1.424.100.090**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117101 500060000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO EN EL DEPORTE DE RENDIMIENTO

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD RECTORA DEL MINISTERIO DEL PODER POPULAR PARA EL DEPORTE A TRAVÉS DE LA CONFORMACIÓN DE UN SISTEMA DE PLANIFICACIÓN, INFORMACIÓN, SEGUIMIENTO Y EVALUACIÓN PARA EL DESARROLLO DE LAS DISCIPLINAS DEPORTIVAS PRIORIZADAS DESDE LA FORMACIÓN DEL TALENTO HASTA LA ALTA COMPETENCIA

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ALTA COMPETENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**16.352.961**	**0**	**0**	**0**	**0**	**0**	**16.352.961**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.177.109	0	0	0	0	0	3.177.109
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	365.805	0	0	0	0	0	365.805
401	01	18	00	Remuneraciones al personal contratado	2.762.081	0	0	0	0	0	2.762.081
401	01	99	00	Otras retribuciones	49.223	0	0	0	0	0	49.223
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	48.979	0	0	0	0	0	48.979
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	48.979	0	0	0	0	0	48.979
401	03	00	00	Primas	108.097	0	0	0	0	0	108.097
401	03	02	00	Primas de transporte a empleados	4.680	0	0	0	0	0	4.680
401	03	03	00	Primas por hogar a empleados	4.680	0	0	0	0	0	4.680
401	03	04	00	Primas por hijos a empleados	6.120	0	0	0	0	0	6.120
401	03	08	00	Primas de profesionalización a empleados	54.304	0	0	0	0	0	54.304
401	03	09	00	Primas por antigüedad a empleados	28.953	0	0	0	0	0	28.953
401	03	97	00	Otras primas a empleados	9.360	0	0	0	0	0	9.360
401	04	00	00	Complementos de sueldos y salarios	3.835.931	0	0	0	0	0	3.835.931
401	04	08	00	Bono compensatorio de alimentación a empleados	248.508	0	0	0	0	0	248.508
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.146.960	0	0	0	0	0	1.146.960
401	04	96	00	Otros complementos a empleados	460.463	0	0	0	0	0	460.463
401	04	98	00	Otros complementos al personal contratado	1.980.000	0	0	0	0	0	1.980.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.629.681	0	0	0	0	0	1.629.681
401	05	01	00	Aguinaldos a empleados	253.188	0	0	0	0	0	253.188
401	05	03	00	Bono vacacional a empleados	132.614	0	0	0	0	0	132.614
401	05	07	00	Aguinaldos al personal contratado	1.030.584	0	0	0	0	0	1.030.584
401	05	08	00	Bono vacacional al personal contratado	213.295	0	0	0	0	0	213.295
401	06	00	00	Aportes patronales y legales	472.571	0	0	0	0	0	472.571
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	46.648	0	0	0	0	0	46.648
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	15.549	0	0	0	0	0	15.549
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.366	0	0	0	0	0	10.366

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117101 500060000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO EN EL DEPORTE DE RENDIMIENTO

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD RECTORA DEL MINISTERIO DEL PODER POPULAR PARA EL DEPORTE A TRAVÉS DE LA CONFORMACIÓN DE UN SISTEMA DE PLANIFICACIÓN, INFORMACIÓN, SEGUIMIENTO Y EVALUACIÓN PARA EL DESARROLLO DE LAS DISCIPLINAS DEPORTIVAS PRIORIZADAS DESDE LA FORMACIÓN DEL TALENTO HASTA LA ALTA COMPETENCIA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ALTA COMPETENCIA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	19.208	0	0	0	0	0	19.208
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	248.587	0	0	0	0	0	248.587
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	76.971	0	0	0	0	0	76.971
401	06	95	00	Otros aportes legales por personal contratado	55.242	0	0	0	0	0	55.242
401	07	00	00	Asistencia socio-económica	5.318.326	0	0	0	0	0	5.318.326
401	07	02	00	Becas a empleados	41.760	0	0	0	0	0	41.760
401	07	03	00	Ayudas por matrimonio a empleados	232	0	0	0	0	0	232
401	07	04	00	Ayudas por nacimiento de hijos a empleados	232	0	0	0	0	0	232
401	07	05	00	Ayudas por defunción a empleados	232	0	0	0	0	0	232
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	232	0	0	0	0	0	232
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	57.014	0	0	0	0	0	57.014
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	947.101	0	0	0	0	0	947.101
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	23.800	0	0	0	0	0	23.800
401	07	10	00	Dotación de uniformes a empleados	39.000	0	0	0	0	0	39.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	63.883	0	0	0	0	0	63.883
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	27.200	0	0	0	0	0	27.200
401	07	33	00	Asistencia socio-económica al personal contratado	4.085.231	0	0	0	0	0	4.085.231
401	07	96	00	Otras subvenciones a empleados	32.409	0	0	0	0	0	32.409
401	08	00	00	Prestaciones sociales e indemnizaciones	1.762.267	0	0	0	0	0	1.762.267
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	395.486	0	0	0	0	0	395.486
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.366.781	0	0	0	0	0	1.366.781
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**80.000**	**0**	**0**	**0**	**0**	**0**	**80.000**
402	99	00	00	Otros materiales y suministros	80.000	0	0	0	0	0	80.000
402	99	01	00	Otros materiales y suministros	80.000	0	0	0	0	0	80.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.920.000**	**0**	**0**	**0**	**0**	**0**	**2.920.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	425.000	0	0	0	0	0	425.000
403	07	01	00	Publicidad y propaganda	425.000	0	0	0	0	0	425.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117101 500060000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO EN EL DEPORTE DE RENDIMIENTO

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD RECTORA DEL MINISTERIO DEL PODER POPULAR PARA EL DEPORTE A TRAVÉS DE LA CONFORMACIÓN DE UN SISTEMA DE PLANIFICACIÓN, INFORMACIÓN, SEGUIMIENTO Y EVALUACIÓN PARA EL DESARROLLO DE LAS DISCIPLINAS DEPORTIVAS PRIORIZADAS DESDE LA FORMACIÓN DEL TALENTO HASTA LA ALTA COMPETENCIA

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ALTA COMPETENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	1.026.129	0	0	0	0	0	1.026.129
403	09	01	00	Viáticos y pasajes dentro del país	1.026.129	0	0	0	0	0	1.026.129
403	10	00	00	Servicios profesionales y técnicos	865.714	0	0	0	0	0	865.714
403	10	03	00	Servicios de procesamiento de datos	26.786	0	0	0	0	0	26.786
403	10	11	00	Servicios para la elaboración y suministro de comida	200.000	0	0	0	0	0	200.000
403	10	99	00	Otros servicios profesionales y técnicos	638.928	0	0	0	0	0	638.928
403	18	00	00	Impuestos indirectos	316.071	0	0	0	0	0	316.071
403	18	01	00	Impuesto al valor agregado	316.071	0	0	0	0	0	316.071
403	99	00	00	Otros servicios no personales	287.086	0	0	0	0	0	287.086
403	99	01	00	Otros servicios no personales	287.086	0	0	0	0	0	287.086
				Totales	**19.352.961**	**0**	**0**	**0**	**0**	**0**	**19.352.961**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117101 500060000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO EN EL DEPORTE DE RENDIMIENTO

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD RECTORA DEL MINISTERIO DEL PODER POPULAR PARA EL DEPORTE A TRAVÉS DE LA CONFORMACIÓN DE UN SISTEMA DE PLANIFICACIÓN, INFORMACIÓN, SEGUIMIENTO Y EVALUACIÓN PARA EL DESARROLLO DE LAS DISCIPLINAS DEPORTIVAS PRIORIZADAS DESDE LA FORMACIÓN DEL TALENTO HASTA LA ALTA COMPETENCIA

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ALTA COMPETENCIA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117101 500060000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO EN EL DEPORTE DE RENDIMIENTO

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD RECTORA DEL MINISTERIO DEL PODER POPULAR PARA EL DEPORTE A TRAVÉS DE LA CONFORMACIÓN DE UN SISTEMA DE PLANIFICACIÓN, INFORMACIÓN, SEGUIMIENTO Y EVALUACIÓN PARA EL DESARROLLO DE LAS DISCIPLINAS DEPORTIVAS PRIORIZADAS DESDE LA FORMACIÓN DEL TALENTO HASTA LA ALTA COMPETENCIA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ALTA COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 500060001 DISEÑO DE UN PLAN NACIONAL DE CAPTACIÓN, FORMACIÓN Y DESARROLLO COMPETITIVO DEL TALENTO DEPORTIVO

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE DE RENDIMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**16.352.961**	**0**	**0**	**0**	**0**	**0**	**16.352.961**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.177.109	0	0	0	0	0	3.177.109
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	365.805	0	0	0	0	0	365.805
401	01	18	00	Remuneraciones al personal contratado	2.762.081	0	0	0	0	0	2.762.081
401	01	99	00	Otras retribuciones	49.223	0	0	0	0	0	49.223
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	48.979	0	0	0	0	0	48.979
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	48.979	0	0	0	0	0	48.979
401	03	00	00	Primas	108.097	0	0	0	0	0	108.097
401	03	02	00	Primas de transporte a empleados	4.680	0	0	0	0	0	4.680
401	03	03	00	Primas por hogar a empleados	4.680	0	0	0	0	0	4.680
401	03	04	00	Primas por hijos a empleados	6.120	0	0	0	0	0	6.120
401	03	08	00	Primas de profesionalización a empleados	54.304	0	0	0	0	0	54.304
401	03	09	00	Primas por antigüedad a empleados	28.953	0	0	0	0	0	28.953
401	03	97	00	Otras primas a empleados	9.360	0	0	0	0	0	9.360
401	04	00	00	Complementos de sueldos y salarios	3.835.931	0	0	0	0	0	3.835.931
401	04	08	00	Bono compensatorio de alimentación a empleados	248.508	0	0	0	0	0	248.508
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.146.960	0	0	0	0	0	1.146.960
401	04	96	00	Otros complementos a empleados	460.463	0	0	0	0	0	460.463
401	04	98	00	Otros complementos al personal contratado	1.980.000	0	0	0	0	0	1.980.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.629.681	0	0	0	0	0	1.629.681
401	05	01	00	Aguinaldos a empleados	253.188	0	0	0	0	0	253.188
401	05	03	00	Bono vacacional a empleados	132.614	0	0	0	0	0	132.614
401	05	07	00	Aguinaldos al personal contratado	1.030.584	0	0	0	0	0	1.030.584

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117101 500060000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO EN EL DEPORTE DE RENDIMIENTO

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD RECTORA DEL MINISTERIO DEL PODER POPULAR PARA EL DEPORTE A TRAVÉS DE LA CONFORMACIÓN DE UN SISTEMA DE PLANIFICACIÓN, INFORMACIÓN, SEGUIMIENTO Y EVALUACIÓN PARA EL DESARROLLO DE LAS DISCIPLINAS DEPORTIVAS PRIORIZADAS DESDE LA FORMACIÓN DEL TALENTO HASTA LA ALTA COMPETENCIA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ALTA COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 500060001 DISEÑO DE UN PLAN NACIONAL DE CAPTACIÓN, FORMACIÓN Y DESARROLLO COMPETITIVO DEL TALENTO DEPORTIVO

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE DE RENDIMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	213.295	0	0	0	0	0	213.295
401	06	00	00	Aportes patronales y legales	472.571	0	0	0	0	0	472.571
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	46.648	0	0	0	0	0	46.648
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	15.549	0	0	0	0	0	15.549
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.366	0	0	0	0	0	10.366
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	19.208	0	0	0	0	0	19.208
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	248.587	0	0	0	0	0	248.587
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	76.971	0	0	0	0	0	76.971
401	06	95	00	Otros aportes legales por personal contratado	55.242	0	0	0	0	0	55.242
401	07	00	00	Asistencia socio-económica	5.318.326	0	0	0	0	0	5.318.326
401	07	02	00	Becas a empleados	41.760	0	0	0	0	0	41.760
401	07	03	00	Ayudas por matrimonio a empleados	232	0	0	0	0	0	232
401	07	04	00	Ayudas por nacimiento de hijos a empleados	232	0	0	0	0	0	232
401	07	05	00	Ayudas por defunción a empleados	232	0	0	0	0	0	232
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	232	0	0	0	0	0	232
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	57.014	0	0	0	0	0	57.014
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	947.101	0	0	0	0	0	947.101
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	23.800	0	0	0	0	0	23.800
401	07	10	00	Dotación de uniformes a empleados	39.000	0	0	0	0	0	39.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	63.883	0	0	0	0	0	63.883
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	27.200	0	0	0	0	0	27.200
401	07	33	00	Asistencia socio-económica al personal contratado	4.085.231	0	0	0	0	0	4.085.231

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117101 500060000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO EN EL DEPORTE DE RENDIMIENTO

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD RECTORA DEL MINISTERIO DEL PODER POPULAR PARA EL DEPORTE A TRAVÉS DE LA CONFORMACIÓN DE UN SISTEMA DE PLANIFICACIÓN, INFORMACIÓN, SEGUIMIENTO Y EVALUACIÓN PARA EL DESARROLLO DE LAS DISCIPLINAS DEPORTIVAS PRIORIZADAS DESDE LA FORMACIÓN DEL TALENTO HASTA LA ALTA COMPETENCIA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ALTA COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 500060001 DISEÑO DE UN PLAN NACIONAL DE CAPTACIÓN, FORMACIÓN Y DESARROLLO COMPETITIVO DEL TALENTO DEPORTIVO

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE DE RENDIMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	96	00	Otras subvenciones a empleados	32.409	0	0	0	0	0	32.409
401	08	00	00	Prestaciones sociales e indemnizaciones	1.762.267	0	0	0	0	0	1.762.267
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	395.486	0	0	0	0	0	395.486
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.366.781	0	0	0	0	0	1.366.781
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**80.000**	**0**	**0**	**0**	**0**	**0**	**80.000**
402	99	00	00	Otros materiales y suministros	80.000	0	0	0	0	0	80.000
402	99	01	00	Otros materiales y suministros	80.000	0	0	0	0	0	80.000
403	**00**	**00**	**00**	**Servicios no personales**	**790.000**	**0**	**0**	**0**	**0**	**0**	**790.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	180.000	0	0	0	0	0	180.000
403	07	01	00	Publicidad y propaganda	180.000	0	0	0	0	0	180.000
403	09	00	00	Viáticos y pasajes	136.786	0	0	0	0	0	136.786
403	09	01	00	Viáticos y pasajes dentro del país	136.786	0	0	0	0	0	136.786
403	10	00	00	Servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	10	11	00	Servicios para la elaboración y suministro de comida	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	93.214	0	0	0	0	0	93.214
403	18	01	00	Impuesto al valor agregado	93.214	0	0	0	0	0	93.214
403	99	00	00	Otros servicios no personales	180.000	0	0	0	0	0	180.000
403	99	01	00	Otros servicios no personales	180.000	0	0	0	0	0	180.000
				Totales	**17.222.961**	**0**	**0**	**0**	**0**	**0**	**17.222.961**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117101 500060000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO EN EL DEPORTE DE RENDIMIENTO

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD RECTORA DEL MINISTERIO DEL PODER POPULAR PARA EL DEPORTE A TRAVÉS DE LA CONFORMACIÓN DE UN SISTEMA DE PLANIFICACIÓN, INFORMACIÓN, SEGUIMIENTO Y EVALUACIÓN PARA EL DESARROLLO DE LAS DISCIPLINAS DEPORTIVAS PRIORIZADAS DESDE LA FORMACIÓN DEL TALENTO HASTA LA ALTA COMPETENCIA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ALTA COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 500060002 FORMULACIÓN DE UN PLAN DE CORTO, MEDIANO Y LARGO PLAZO PARA EL DESARROLLO DE LAS DISCIPLINAS PRIORIZADAS

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE DE RENDIMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	0	**250.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	125.000	0	0	0	0	0	125.000
403	07	01	00	Publicidad y propaganda	125.000	0	0	0	0	0	125.000
403	09	00	00	Viáticos y pasajes	69.700	0	0	0	0	0	69.700
403	09	01	00	Viáticos y pasajes dentro del país	69.700	0	0	0	0	0	69.700
403	18	00	00	Impuestos indirectos	21.428	0	0	0	0	0	21.428
403	18	01	00	Impuesto al valor agregado	21.428	0	0	0	0	0	21.428
403	99	00	00	Otros servicios no personales	33.872	0	0	0	0	0	33.872
403	99	01	00	Otros servicios no personales	33.872	0	0	0	0	0	33.872
				Totales	**250.000**	**0**	**0**	**0**	**0**	0	**250.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117101 500060000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO EN EL DEPORTE DE RENDIMIENTO

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD RECTORA DEL MINISTERIO DEL PODER POPULAR PARA EL DEPORTE A TRAVÉS DE LA CONFORMACIÓN DE UN SISTEMA DE PLANIFICACIÓN, INFORMACIÓN, SEGUIMIENTO Y EVALUACIÓN PARA EL DESARROLLO DE LAS DISCIPLINAS DEPORTIVAS PRIORIZADAS DESDE LA FORMACIÓN DEL TALENTO HASTA LA ALTA COMPETENCIA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ALTA COMPETENCIA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500060003 DISEÑO E IMPLEMENTACIÓN DE UN SISTEMA DE INFORMACIÓN DE ALTA COMPETENCIA

UNIDAD DE MEDIDA: FASE **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE DE RENDIMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	120.000	0	0	0	0	0	120.000
403	07	01	00	Publicidad y propaganda	120.000	0	0	0	0	0	120.000
403	10	00	00	Servicios profesionales y técnicos	103.214	0	0	0	0	0	103.214
403	10	99	00	Otros servicios profesionales y técnicos	103.214	0	0	0	0	0	103.214
403	18	00	00	Impuestos indirectos	26.786	0	0	0	0	0	26.786
403	18	01	00	Impuesto al valor agregado	26.786	0	0	0	0	0	26.786
				Totales	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117101 500060000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO EN EL DEPORTE DE RENDIMIENTO

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD RECTORA DEL MINISTERIO DEL PODER POPULAR PARA EL DEPORTE A TRAVÉS DE LA CONFORMACIÓN DE UN SISTEMA DE PLANIFICACIÓN, INFORMACIÓN, SEGUIMIENTO Y EVALUACIÓN PARA EL DESARROLLO DE LAS DISCIPLINAS DEPORTIVAS PRIORIZADAS DESDE LA FORMACIÓN DEL TALENTO HASTA LA ALTA COMPETENCIA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ALTA COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 500060004 DISEÑO DE UN PLAN TÉCNICO METODOLÓGICO Y SOCIAL ORIENTADO AL DESARROLLO DE LAS DISCIPLINAS PRIORIZADAS

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE DE RENDIMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
403	09	00	00	Viáticos y pasajes	223.214	0	0	0	0	0	223.214
403	09	01	00	Viáticos y pasajes dentro del país	223.214	0	0	0	0	0	223.214
403	18	00	00	Impuestos indirectos	26.786	0	0	0	0	0	26.786
403	18	01	00	Impuesto al valor agregado	26.786	0	0	0	0	0	26.786
				Totales	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117101 500060000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO EN EL DEPORTE DE RENDIMIENTO

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD RECTORA DEL MINISTERIO DEL PODER POPULAR PARA EL DEPORTE A TRAVÉS DE LA CONFORMACIÓN DE UN SISTEMA DE PLANIFICACIÓN, INFORMACIÓN, SEGUIMIENTO Y EVALUACIÓN PARA EL DESARROLLO DE LAS DISCIPLINAS DEPORTIVAS PRIORIZADAS DESDE LA FORMACIÓN DEL TALENTO HASTA LA ALTA COMPETENCIA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ALTA COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 500060005 DISEÑO DE LINEAMIENTOS Y NORMATIVAS QUE PERMITAN VINCULAR EL DEPORTE DE RENDIMIENTO CON EL MOVIMIENTO ASOCIATIVO

UNIDAD DE MEDIDA: ESTUDIO / DIAGNÓSTICO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE DE RENDIMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
403	09	00	00	Viáticos y pasajes	150.000	0	0	0	0	0	150.000
403	09	01	00	Viáticos y pasajes dentro del país	150.000	0	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	26.786	0	0	0	0	0	26.786
403	18	01	00	Impuesto al valor agregado	26.786	0	0	0	0	0	26.786
403	99	00	00	Otros servicios no personales	73.214	0	0	0	0	0	73.214
403	99	01	00	Otros servicios no personales	73.214	0	0	0	0	0	73.214
				Totales	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117101 500060000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO EN EL DEPORTE DE RENDIMIENTO

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD RECTORA DEL MINISTERIO DEL PODER POPULAR PARA EL DEPORTE A TRAVÉS DE LA CONFORMACIÓN DE UN SISTEMA DE PLANIFICACIÓN, INFORMACIÓN, SEGUIMIENTO Y EVALUACIÓN PARA EL DESARROLLO DE LAS DISCIPLINAS DEPORTIVAS PRIORIZADAS DESDE LA FORMACIÓN DEL TALENTO HASTA LA ALTA COMPETENCIA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ALTA COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 500060006 DESARROLLO DEL SISTEMA TECNOLÓGICO DE MINDEPORTE (OFICINA VIRTUAL, GESTIÓN ADMINISTRATIVA Y RESULTADOS DEPORTIVOS)

UNIDAD DE MEDIDA: MÓDULO DE TECNOLOGÍA **META:** 23

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE DE RENDIMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.130.000**	**0**	**0**	**0**	**0**	0	**1.130.000**
403	09	00	00	Viáticos y pasajes	446.429	0	0	0	0	0	446.429
403	09	01	00	Viáticos y pasajes dentro del país	446.429	0	0	0	0	0	446.429
403	10	00	00	Servicios profesionales y técnicos	562.500	0	0	0	0	0	562.500
403	10	03	00	Servicios de procesamiento de datos	26.786	0	0	0	0	0	26.786
403	10	99	00	Otros servicios profesionales y técnicos	535.714	0	0	0	0	0	535.714
403	18	00	00	Impuestos indirectos	121.071	0	0	0	0	0	121.071
403	18	01	00	Impuesto al valor agregado	121.071	0	0	0	0	0	121.071
				Totales	**1.130.000**	**0**	**0**	**0**	**0**	0	**1.130.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117098 500061000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO SOBRE EL SISTEMA NACIONAL DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA

OBJETIVO DEL PROYECTO: FORTALECER EL ROL RECTOR DEL MINISTERIO, EN EL SISTEMA NACIONAL DEL DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**9.581.986**	**0**	**0**	**0**	**0**	**0**	**9.581.986**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.395.867	0	0	0	0	0	1.395.867
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	832.962	0	0	0	0	0	832.962
401	01	18	00	Remuneraciones al personal contratado	411.936	0	0	0	0	0	411.936
401	01	99	00	Otras retribuciones	150.969	0	0	0	0	0	150.969
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	323.730	0	0	0	0	0	323.730
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	323.730	0	0	0	0	0	323.730
401	03	00	00	Primas	281.392	0	0	0	0	0	281.392
401	03	02	00	Primas de transporte a empleados	10.800	0	0	0	0	0	10.800
401	03	03	00	Primas por hogar a empleados	10.800	0	0	0	0	0	10.800
401	03	04	00	Primas por hijos a empleados	8.280	0	0	0	0	0	8.280
401	03	08	00	Primas de profesionalización a empleados	163.097	0	0	0	0	0	163.097
401	03	09	00	Primas por antigüedad a empleados	66.815	0	0	0	0	0	66.815
401	03	97	00	Otras primas a empleados	21.600	0	0	0	0	0	21.600
401	04	00	00	Complementos de sueldos y salarios	1.978.220	0	0	0	0	0	1.978.220
401	04	06	00	Complemento a empleados por comisión de servicios	41.709	0	0	0	0	0	41.709
401	04	08	00	Bono compensatorio de alimentación a empleados	573.480	0	0	0	0	0	573.480
401	04	26	00	Bono compensatorio de alimentación al personal contratado	133.812	0	0	0	0	0	133.812
401	04	96	00	Otros complementos a empleados	998.219	0	0	0	0	0	998.219
401	04	98	00	Otros complementos al personal contratado	231.000	0	0	0	0	0	231.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.184.705	0	0	0	0	0	1.184.705
401	05	01	00	Aguinaldos a empleados	664.426	0	0	0	0	0	664.426
401	05	03	00	Bono vacacional a empleados	345.687	0	0	0	0	0	345.687
401	05	07	00	Aguinaldos al personal contratado	144.068	0	0	0	0	0	144.068
401	05	08	00	Bono vacacional al personal contratado	30.524	0	0	0	0	0	30.524
401	06	00	00	Aportes patronales y legales	314.596	0	0	0	0	0	314.596
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	132.368	0	0	0	0	0	132.368
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	44.123	0	0	0	0	0	44.123

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117098 500061000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO SOBRE EL SISTEMA NACIONAL DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA

OBJETIVO DEL PROYECTO: FORTALECER EL ROL RECTOR DEL MINISTERIO, EN EL SISTEMA NACIONAL DEL DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	29.415	0	0	0	0	0	29.415
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	51.646	0	0	0	0	0	51.646
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	37.074	0	0	0	0	0	37.074
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	11.731	0	0	0	0	0	11.731
401	06	95	00	Otros aportes legales por personal contratado	8.239	0	0	0	0	0	8.239
401	07	00	00	Asistencia socio-económica	2.914.280	0	0	0	0	0	2.914.280
401	07	02	00	Becas a empleados	37.140	0	0	0	0	0	37.140
401	07	03	00	Ayudas por matrimonio a empleados	534	0	0	0	0	0	534
401	07	04	00	Ayudas por nacimiento de hijos a empleados	535	0	0	0	0	0	535
401	07	05	00	Ayudas por defunción a empleados	535	0	0	0	0	0	535
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	535	0	0	0	0	0	535
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	166.371	0	0	0	0	0	166.371
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.942.872	0	0	0	0	0	1.942.872
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	32.200	0	0	0	0	0	32.200
401	07	10	00	Dotación de uniformes a empleados	90.000	0	0	0	0	0	90.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	63.883	0	0	0	0	0	63.883
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	36.800	0	0	0	0	0	36.800
401	07	33	00	Asistencia socio-económica al personal contratado	468.085	0	0	0	0	0	468.085
401	07	96	00	Otras subvenciones a empleados	74.790	0	0	0	0	0	74.790
401	08	00	00	Prestaciones sociales e indemnizaciones	1.189.196	0	0	0	0	0	1.189.196
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.006.164	0	0	0	0	0	1.006.164
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	183.032	0	0	0	0	0	183.032
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**390.000**	**0**	**0**	**0**	**0**	**0**	**390.000**
402	01	00	00	Productos alimenticios y agropecuarios	260.000	0	0	0	0	0	260.000
402	01	01	00	Alimentos y bebidas para personas	260.000	0	0	0	0	0	260.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117098 500061000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO SOBRE EL SISTEMA NACIONAL DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA

OBJETIVO DEL PROYECTO: FORTALECER EL ROL RECTOR DEL MINISTERIO, EN EL SISTEMA NACIONAL DEL DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	80.000	0	0	0	0	0	80.000
402	99	01	00	Otros materiales y suministros	80.000	0	0	0	0	0	80.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.197.500**	**0**	**0**	**0**	**0**	**0**	**2.197.500**
403	09	00	00	Viáticos y pasajes	442.435	0	0	0	0	0	442.435
403	09	01	00	Viáticos y pasajes dentro del país	442.435	0	0	0	0	0	442.435
403	10	00	00	Servicios profesionales y técnicos	1.359.538	0	0	0	0	0	1.359.538
403	10	11	00	Servicios para la elaboración y suministro de comida	44.000	0	0	0	0	0	44.000
403	10	99	00	Otros servicios profesionales y técnicos	1.315.538	0	0	0	0	0	1.315.538
403	18	00	00	Impuestos indirectos	327.817	0	0	0	0	0	327.817
403	18	01	00	Impuesto al valor agregado	327.817	0	0	0	0	0	327.817
403	99	00	00	Otros servicios no personales	67.710	0	0	0	0	0	67.710
403	99	01	00	Otros servicios no personales	67.710	0	0	0	0	0	67.710
404	**00**	**00**	**00**	**Activos reales**	**412.500**	**0**	**0**	**0**	**0**	**0**	**412.500**
404	05	00	00	Equipos de comunicaciones y de señalamiento	200.000	0	0	0	0	0	200.000
404	05	01	00	Equipos de telecomunicaciones	200.000	0	0	0	0	0	200.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	212.500	0	0	0	0	0	212.500
404	09	02	00	Equipos de computación	212.500	0	0	0	0	0	212.500
				Totales	**12.581.986**	**0**	**0**	**0**	**0**	**0**	**12.581.986**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117098 500061000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO SOBRE EL SISTEMA NACIONAL DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA

OBJETIVO DEL PROYECTO: FORTALECER EL ROL RECTOR DEL MINISTERIO, EN EL SISTEMA NACIONAL DEL DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117098 500061000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO SOBRE EL SISTEMA NACIONAL DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA

OBJETIVO DEL PROYECTO: FORTALECER EL ROL RECTOR DEL MINISTERIO, EN EL SISTEMA NACIONAL DEL DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 500061001 FORMULACIÓN DE PLANES Y PROGRAMAS PARA LA ARTICULACIÓN ORGÁNICA DE LOS COMPONENTES DEL SISTEMA NACIONAL DEL DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA

UNIDAD DE MEDIDA: ESTUDIO / TALLER **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE ACTIVIDAD FÍSICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**9.581.986**	**0**	**0**	**0**	**0**	**0**	**9.581.986**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.395.867	0	0	0	0	0	1.395.867
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	832.962	0	0	0	0	0	832.962
401	01	18	00	Remuneraciones al personal contratado	411.936	0	0	0	0	0	411.936
401	01	99	00	Otras retribuciones	150.969	0	0	0	0	0	150.969
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	323.730	0	0	0	0	0	323.730
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	323.730	0	0	0	0	0	323.730
401	03	00	00	Primas	281.392	0	0	0	0	0	281.392
401	03	02	00	Primas de transporte a empleados	10.800	0	0	0	0	0	10.800
401	03	03	00	Primas por hogar a empleados	10.800	0	0	0	0	0	10.800
401	03	04	00	Primas por hijos a empleados	8.280	0	0	0	0	0	8.280
401	03	08	00	Primas de profesionalización a empleados	163.097	0	0	0	0	0	163.097
401	03	09	00	Primas por antigüedad a empleados	66.815	0	0	0	0	0	66.815
401	03	97	00	Otras primas a empleados	21.600	0	0	0	0	0	21.600
401	04	00	00	Complementos de sueldos y salarios	1.978.220	0	0	0	0	0	1.978.220
401	04	06	00	Complemento a empleados por comisión de servicios	41.709	0	0	0	0	0	41.709
401	04	08	00	Bono compensatorio de alimentación a empleados	573.480	0	0	0	0	0	573.480
401	04	26	00	Bono compensatorio de alimentación al personal contratado	133.812	0	0	0	0	0	133.812
401	04	96	00	Otros complementos a empleados	998.219	0	0	0	0	0	998.219
401	04	98	00	Otros complementos al personal contratado	231.000	0	0	0	0	0	231.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.184.705	0	0	0	0	0	1.184.705
401	05	01	00	Aguinaldos a empleados	664.426	0	0	0	0	0	664.426
401	05	03	00	Bono vacacional a empleados	345.687	0	0	0	0	0	345.687

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117098 500061000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO SOBRE EL SISTEMA NACIONAL DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA

OBJETIVO DEL PROYECTO: FORTALECER EL ROL RECTOR DEL MINISTERIO, EN EL SISTEMA NACIONAL DEL DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500061001 FORMULACIÓN DE PLANES Y PROGRAMAS PARA LA ARTICULACIÓN ORGÁNICA DE LOS COMPONENTES DEL SISTEMA NACIONAL DEL DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA

UNIDAD DE MEDIDA: ESTUDIO / TALLER **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE ACTIVIDAD FÍSICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	07	00	Aguinaldos al personal contratado	144.068	0	0	0	0	0	144.068
401	05	08	00	Bono vacacional al personal contratado	30.524	0	0	0	0	0	30.524
401	06	00	00	Aportes patronales y legales	314.596	0	0	0	0	0	314.596
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	132.368	0	0	0	0	0	132.368
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	44.123	0	0	0	0	0	44.123
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	29.415	0	0	0	0	0	29.415
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	51.646	0	0	0	0	0	51.646
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	37.074	0	0	0	0	0	37.074
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	11.731	0	0	0	0	0	11.731
401	06	95	00	Otros aportes legales por personal contratado	8.239	0	0	0	0	0	8.239
401	07	00	00	Asistencia socio-económica	2.914.280	0	0	0	0	0	2.914.280
401	07	02	00	Becas a empleados	37.140	0	0	0	0	0	37.140
401	07	03	00	Ayudas por matrimonio a empleados	534	0	0	0	0	0	534
401	07	04	00	Ayudas por nacimiento de hijos a empleados	535	0	0	0	0	0	535
401	07	05	00	Ayudas por defunción a empleados	535	0	0	0	0	0	535
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	535	0	0	0	0	0	535
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	166.371	0	0	0	0	0	166.371
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.942.872	0	0	0	0	0	1.942.872
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	32.200	0	0	0	0	0	32.200
401	07	10	00	Dotación de uniformes a empleados	90.000	0	0	0	0	0	90.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	63.883	0	0	0	0	0	63.883
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	36.800	0	0	0	0	0	36.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117098 500061000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO SOBRE EL SISTEMA NACIONAL DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA

OBJETIVO DEL PROYECTO: FORTALECER EL ROL RECTOR DEL MINISTERIO, EN EL SISTEMA NACIONAL DEL DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500061001 FORMULACIÓN DE PLANES Y PROGRAMAS PARA LA ARTICULACIÓN ORGÁNICA DE LOS COMPONENTES DEL SISTEMA NACIONAL DEL DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA

UNIDAD DE MEDIDA: ESTUDIO / TALLER **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE ACTIVIDAD FÍSICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	33	00	Asistencia socio-económica al personal contratado	468.085	0	0	0	0	0	468.085
401	07	96	00	Otras subvenciones a empleados	74.790	0	0	0	0	0	74.790
401	08	00	00	Prestaciones sociales e indemnizaciones	1.189.196	0	0	0	0	0	1.189.196
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.006.164	0	0	0	0	0	1.006.164
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	183.032	0	0	0	0	0	183.032
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	0	**100.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**220.000**	**0**	**0**	**0**	**0**	0	**220.000**
403	09	00	00	Viáticos y pasajes	135.715	0	0	0	0	0	135.715
403	09	01	00	Viáticos y pasajes dentro del país	135.715	0	0	0	0	0	135.715
403	10	00	00	Servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	10	99	00	Otros servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	34.285	0	0	0	0	0	34.285
403	18	01	00	Impuesto al valor agregado	34.285	0	0	0	0	0	34.285
				Totales	**9.901.986**	**0**	**0**	0	**0**	0	**9.901.986**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117098 500061000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO SOBRE EL SISTEMA NACIONAL DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA

OBJETIVO DEL PROYECTO: FORTALECER EL ROL RECTOR DEL MINISTERIO, EN EL SISTEMA NACIONAL DEL DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500061002 DESARROLLO DE UN SISTEMA DE INFORMACIÓN Y SEGUIMIENTO PARA LA TOMA DE DECISIONES VINCULADAS CON LA POLÍTICA PÚBLICA DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE LA ACTIVIDAD FÍSICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**130.000**	**0**	**0**	**0**	**0**	**0**	**130.000**
403	09	00	00	Viáticos y pasajes	70.000	0	0	0	0	0	70.000
403	09	01	00	Viáticos y pasajes dentro del país	70.000	0	0	0	0	0	70.000
403	10	00	00	Servicios profesionales y técnicos	37.200	0	0	0	0	0	37.200
403	10	99	00	Otros servicios profesionales y técnicos	37.200	0	0	0	0	0	37.200
403	18	00	00	Impuestos indirectos	22.800	0	0	0	0	0	22.800
403	18	01	00	Impuesto al valor agregado	22.800	0	0	0	0	0	22.800
				Totales	**180.000**	**0**	**0**	**0**	**0**	**0**	**180.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117098 500061000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO SOBRE EL SISTEMA NACIONAL DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA

OBJETIVO DEL PROYECTO: FORTALECER EL ROL RECTOR DEL MINISTERIO, EN EL SISTEMA NACIONAL DEL DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500061003 GENERACIÓN DE ESTRATEGIAS INTERSECTORIALES Y TERRITORIALES PARA EL FORTALECIMIENTO DE LOS SUB SISTEMAS DEPORTIVOS A NIVEL NACIONAL

UNIDAD DE MEDIDA: POLÍTICA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE LA ACTIVIDAD FÍSICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**60.000**	**0**	**0**	**0**	**0**	**0**	**60.000**
402	99	00	00	Otros materiales y suministros	60.000	0	0	0	0	0	60.000
402	99	01	00	Otros materiales y suministros	60.000	0	0	0	0	0	60.000
403	**00**	**00**	**00**	**Servicios no personales**	**190.000**	**0**	**0**	**0**	**0**	**0**	**190.000**
403	09	00	00	Viáticos y pasajes	110.000	0	0	0	0	0	110.000
403	09	01	00	Viáticos y pasajes dentro del país	110.000	0	0	0	0	0	110.000
403	10	00	00	Servicios profesionales y técnicos	50.338	0	0	0	0	0	50.338
403	10	99	00	Otros servicios profesionales y técnicos	50.338	0	0	0	0	0	50.338
403	18	00	00	Impuestos indirectos	29.662	0	0	0	0	0	29.662
403	18	01	00	Impuesto al valor agregado	29.662	0	0	0	0	0	29.662
				Totales	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117098 500061000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO SOBRE EL SISTEMA NACIONAL DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA

OBJETIVO DEL PROYECTO: FORTALECER EL ROL RECTOR DEL MINISTERIO, EN EL SISTEMA NACIONAL DEL DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500061004 FORMULACIÓN DE NORMATIVAS QUE ORIENTEN LA GESTIÓN DE LOS ENTES DESCENTRALIZADOS CORRESPONSABLES DEL SISTEMA NACIONAL DEL DEPORTE, ACTIVIDAD FÍSICA Y LA EDUCACIÓN FÍSICA.

UNIDAD DE MEDIDA: LINEAMIENTO

META: 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE LA ACTIVIDAD FÍSICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**130.000**	**0**	**0**	**0**	**0**	**0**	**130.000**
403	09	00	00	Viáticos y pasajes	66.720	0	0	0	0	0	66.720
403	09	01	00	Viáticos y pasajes dentro del país	66.720	0	0	0	0	0	66.720
403	10	00	00	Servicios profesionales y técnicos	44.000	0	0	0	0	0	44.000
403	10	11	00	Servicios para la elaboración y suministro de comida	44.000	0	0	0	0	0	44.000
403	18	00	00	Impuestos indirectos	19.280	0	0	0	0	0	19.280
403	18	01	00	Impuesto al valor agregado	19.280	0	0	0	0	0	19.280
				Totales	**180.000**	**0**	**0**	**0**	**0**	**0**	**180.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117098 500061000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO SOBRE EL SISTEMA NACIONAL DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA

OBJETIVO DEL PROYECTO: FORTALECER EL ROL RECTOR DEL MINISTERIO, EN EL SISTEMA NACIONAL DEL DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500061005 FORMULACIÓN DE LINEAMIENTOS PARA EL DESARROLLO DE LA EDUCACIÓN FÍSICA EN EL SISTEMA EDUCATIVO NACIONAL EN ARTICULACIÓN CON EL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN Y EL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: LINEAMIENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE LA ACTIVIDAD FÍSICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**80.000**	**0**	**0**	**0**	**0**	0	**80.000**
402	01	00	00	Productos alimenticios y agropecuarios	60.000	0	0	0	0	0	60.000
402	01	01	00	Alimentos y bebidas para personas	60.000	0	0	0	0	0	60.000
402	99	00	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
402	99	01	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**240.000**	**0**	**0**	**0**	**0**	0	**240.000**
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
403	10	00	00	Servicios profesionales y técnicos	78.000	0	0	0	0	0	78.000
403	10	99	00	Otros servicios profesionales y técnicos	78.000	0	0	0	0	0	78.000
403	18	00	00	Impuestos indirectos	34.290	0	0	0	0	0	34.290
403	18	01	00	Impuesto al valor agregado	34.290	0	0	0	0	0	34.290
403	99	00	00	Otros servicios no personales	67.710	0	0	0	0	0	67.710
403	99	01	00	Otros servicios no personales	67.710	0	0	0	0	0	67.710
				Totales	**320.000**	**0**	**0**	**0**	**0**	0	**320.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 117098 500061000 DESARROLLO DE LAS CAPACIDADES PARA EL EJERCICIO DE LA RECTORÍA DEL MINISTERIO SOBRE EL SISTEMA NACIONAL DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA

OBJETIVO DEL PROYECTO: FORTALECER EL ROL RECTOR DEL MINISTERIO, EN EL SISTEMA NACIONAL DEL DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500061006 SUSTITUCIÓN DEL CABLEADO DE VOZ, DATOS Y VÍDEO DE LA TORRE A DEL MINDEPORTE

UNIDAD DE MEDIDA: METRO LINEAL **META:** 6

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE LA ACTIVIDAD FÍSICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.287.500**	**0**	**0**	**0**	**0**	0	**1.287.500**
403	10	00	00	Servicios profesionales y técnicos	1.100.000	0	0	0	0	0	1.100.000
403	10	99	00	Otros servicios profesionales y técnicos	1.100.000	0	0	0	0	0	1.100.000
403	18	00	00	Impuestos indirectos	187.500	0	0	0	0	0	187.500
403	18	01	00	Impuesto al valor agregado	187.500	0	0	0	0	0	187.500
404	**00**	**00**	**00**	**Activos reales**	**412.500**	**0**	**0**	**0**	**0**	0	**412.500**
404	05	00	00	Equipos de comunicaciones y de señalamiento	200.000	0	0	0	0	0	200.000
404	05	01	00	Equipos de telecomunicaciones	200.000	0	0	0	0	0	200.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	212.500	0	0	0	0	0	212.500
404	09	02	00	Equipos de computación	212.500	0	0	0	0	0	212.500
				Totales	**1.750.000**	**0**	**0**	**0**	**0**	0	**1.750.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 509999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 701.588.324

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**701.588.324**	**0**	**0**	**0**	**0**	**0**	**701.588.324**
407	01	00	00	Transferencias y donaciones corrientes internas	701.588.324	0	0	0	0	0	701.588.324
407	01	03	00	Transferencias corrientes internas al sector público	701.588.324	0	0	0	0	0	701.588.324
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	701.588.324	0	0	0	0	0	701.588.324
				Totales	**701.588.324**	**0**	**0**	**0**	**0**	**0**	**701.588.324**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 509999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 701.588.324

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**701.588.324**	**0**	**0**	**0**	**0**	**0**	**701.588.324**
407	01	00	00	Transferencias y donaciones corrientes internas	701.588.324	0	0	0	0	0	701.588.324
407	01	03	00	Transferencias corrientes internas al sector público	701.588.324	0	0	0	0	0	701.588.324
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	701.588.324	0	0	0	0	0	701.588.324
				- A0049 Instituto Nacional de Deportes (IND)	699.763.207	0	0	0	0	0	699.763.207
				- A0479 Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jovenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)	1.825.117	0	0	0	0	0	1.825.117
				Totales	**701.588.324**	**0**	**0**	**0**	**0**	**0**	**701.588.324**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 509999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 701.588.324

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 509999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE DEPORTES (IND)

UNIDAD DE MEDIDA: BOLÍVAR

META: 699.763.207

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE DEPORTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**699.763.207**	**0**	**0**	**0**	**0**	0	**699.763.207**
407	01	00	00	Transferencias y donaciones corrientes internas	699.763.207	0	0	0	0	0	699.763.207
407	01	03	00	Transferencias corrientes internas al sector público	699.763.207	0	0	0	0	0	699.763.207
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	699.763.207	0	0	0	0	0	699.763.207
				Totales	**699.763.207**	**0**	**0**	**0**	**0**	0	**699.763.207**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PROYECTO: 509999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 701.588.324

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 509999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA LA ATENCIÓN INTEGRAL A LOS ATLETAS DE ALTO RENDIMIENTO EN SITUACIÓN DE RETIRO Y EX-ATLETAS JOVENES, ADULTOS (AS) Y ADULTOS (AS) MAYORES (FUNDAEXAR)

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.825.117

RESPONSABLE/EJECUTOR: FUNDAEXAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.825.117**	**0**	**0**	**0**	**0**	**0**	**1.825.117**
407	01	00	00	Transferencias y donaciones corrientes internas	1.825.117	0	0	0	0	0	1.825.117
407	01	03	00	Transferencias corrientes internas al sector público	1.825.117	0	0	0	0	0	1.825.117
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.825.117	0	0	0	0	0	1.825.117
				Totales	**1.825.117**	**0**	**0**	**0**	**0**	**0**	**1.825.117**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**298.264.964**	0	0	0	0	0	**298.264.964**
401	01	00	00	Sueldos, salarios y otras retribuciones	45.168.372	0	0	0	0	0	45.168.372
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	10.012.599	0	0	0	0	0	10.012.599
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.529.235	0	0	0	0	0	1.529.235
401	01	18	00	Remuneraciones al personal contratado	30.847.405	0	0	0	0	0	30.847.405
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	845.625	0	0	0	0	0	845.625
401	01	99	00	Otras retribuciones	1.908.267	0	0	0	0	0	1.908.267
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.298.192	0	0	0	0	0	3.298.192
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.298.192	0	0	0	0	0	3.298.192
401	03	00	00	Primas	6.194.494	0	0	0	0	0	6.194.494
401	03	02	00	Primas de transporte a empleados	129.960	0	0	0	0	0	129.960
401	03	03	00	Primas por hogar a empleados	129.960	0	0	0	0	0	129.960
401	03	04	00	Primas por hijos a empleados	167.400	0	0	0	0	0	167.400
401	03	08	00	Primas de profesionalización a empleados	1.876.431	0	0	0	0	0	1.876.431
401	03	09	00	Primas por antigüedad a empleados	904.232	0	0	0	0	0	904.232
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.948.026	0	0	0	0	0	1.948.026
401	03	19	00	Primas por hijos de obreros	33.840	0	0	0	0	0	33.840
401	03	21	00	Primas por antigüedad a obreros	28.800	0	0	0	0	0	28.800
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	20.877	0	0	0	0	0	20.877
401	03	47	00	Primas al personal de alto nivel y de dirección	695.048	0	0	0	0	0	695.048
401	03	97	00	Otras primas a empleados	259.920	0	0	0	0	0	259.920
401	04	00	00	Complementos de sueldos y salarios	73.416.127	0	0	0	0	0	73.416.127
401	04	06	00	Complemento a empleados por comisión de servicios	817.968	0	0	0	0	0	817.968
401	04	08	00	Bono compensatorio de alimentación a empleados	6.900.876	0	0	0	0	0	6.900.876
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	61.307	0	0	0	0	0	61.307
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	100.000	0	0	0	0	0	100.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.146.960	0	0	0	0	0	1.146.960
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	700.000	0	0	0	0	0	700.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	16.076.556	0	0	0	0	0	16.076.556
401	04	28	00	Complemento al personal contratado por días feriados	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	18.709	0	0	0	0	0	18.709
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	19.116	0	0	0	0	0	19.116
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	15.830	0	0	0	0	0	15.830
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	308.170	0	0	0	0	0	308.170
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	841.104	0	0	0	0	0	841.104
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	110.145	0	0	0	0	0	110.145
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	3.789.669	0	0	0	0	0	3.789.669
401	04	96	00	Otros complementos a empleados	12.206.503	0	0	0	0	0	12.206.503
401	04	97	00	Otros complementos a obreros	2.044.883	0	0	0	0	0	2.044.883
401	04	98	00	Otros complementos al personal contratado	28.158.331	0	0	0	0	0	28.158.331
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	30.973.917	0	0	0	0	0	30.973.917
401	05	01	00	Aguinaldos a empleados	7.706.344	0	0	0	0	0	7.706.344
401	05	03	00	Bono vacacional a empleados	4.017.128	0	0	0	0	0	4.017.128
401	05	04	00	Aguinaldos a obreros	1.034.356	0	0	0	0	0	1.034.356
401	05	06	00	Bono vacacional a obreros	370.469	0	0	0	0	0	370.469
401	05	07	00	Aguinaldos al personal contratado	12.233.354	0	0	0	0	0	12.233.354
401	05	08	00	Bono vacacional al personal contratado	2.373.403	0	0	0	0	0	2.373.403
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	69.102	0	0	0	0	0	69.102
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	35.321	0	0	0	0	0	35.321
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.071.409	0	0	0	0	0	2.071.409
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.063.031	0	0	0	0	0	1.063.031
401	06	00	00	Aportes patronales y legales	8.414.544	0	0	0	0	0	8.414.544
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.481.799	0	0	0	0	0	1.481.799
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	494.551	0	0	0	0	0	494.551
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	329.700	0	0	0	0	0	329.700
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	595.130	0	0	0	0	0	595.130
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	191.876	0	0	0	0	0	191.876
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	65.721	0	0	0	0	0	65.721
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	42.639	0	0	0	0	0	42.639
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	73.808	0	0	0	0	0	73.808
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por	2.692.869	0	0	0	0	0	2.692.869

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				personal contratado							
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	891.447	0	0	0	0	0	891.447
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	11.057	0	0	0	0	0	11.057
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	5.399	0	0	0	0	0	5.399
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	6.091	0	0	0	0	0	6.091
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	470.008	0	0	0	0	0	470.008
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	169.564	0	0	0	0	0	169.564
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	177.829	0	0	0	0	0	177.829
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	3.599	0	0	0	0	0	3.599
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	113.042	0	0	0	0	0	113.042
401	06	95	00	Otros aportes legales por personal contratado	598.415	0	0	0	0	0	598.415
401	07	00	00	Asistencia socio-económica	98.258.713	0	0	0	0	0	98.258.713
401	07	01	00	Capacitación y adiestramiento a empleados	5.000	0	0	0	0	0	5.000
401	07	02	00	Becas a empleados	1.084.500	0	0	0	0	0	1.084.500
401	07	03	00	Ayudas por matrimonio a empleados	7.234	0	0	0	0	0	7.234
401	07	04	00	Ayudas por nacimiento de hijos a empleados	7.234	0	0	0	0	0	7.234
401	07	05	00	Ayudas por defunción a empleados	7.234	0	0	0	0	0	7.234
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	7.234	0	0	0	0	0	7.234
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.874.349	0	0	0	0	0	1.874.349
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	25.966.043	0	0	0	0	0	25.966.043
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	651.000	0	0	0	0	0	651.000
401	07	10	00	Dotación de uniformes a empleados	1.083.000	0	0	0	0	0	1.083.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.747.983	0	0	0	0	0	1.747.983
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	744.000	0	0	0	0	0	744.000
401	07	17	00	Capacitación y adiestramiento a obreros	50.000	0	0	0	0	0	50.000
401	07	18	00	Becas a obreros	233.100	0	0	0	0	0	233.100
401	07	19	00	Ayudas por matrimonio de obreros	1.800	0	0	0	0	0	1.800
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.800	0	0	0	0	0	1.800
401	07	21	00	Ayudas por defunción a obreros	10.000	0	0	0	0	0	10.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				obreros							
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	234.508	0	0	0	0	0	234.508
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	2.821.969	0	0	0	0	0	2.821.969
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	131.600	0	0	0	0	0	131.600
401	07	26	00	Dotación de uniformes a obreros	180.000	0	0	0	0	0	180.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	149.059	0	0	0	0	0	149.059
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	75.200	0	0	0	0	0	75.200
401	07	33	00	Asistencia socio-económica al personal contratado	55.865.500	0	0	0	0	0	55.865.500
401	07	52	00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	21.854	0	0	0	0	0	21.854
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	50.583	0	0	0	0	0	50.583
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	624.481	0	0	0	0	0	624.481
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.823.833	0	0	0	0	0	2.823.833
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	5.493	0	0	0	0	0	5.493
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	615.159	0	0	0	0	0	615.159
401	07	96	00	Otras subvenciones a empleados	912.717	0	0	0	0	0	912.717
401	07	97	00	Otras subvenciones a obreros	252.746	0	0	0	0	0	252.746
401	08	00	00	Prestaciones sociales e indemnizaciones	32.440.605	0	0	0	0	0	32.440.605
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	11.770.435	0	0	0	0	0	11.770.435
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	810.489	0	0	0	0	0	810.489
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	17.015.916	0	0	0	0	0	17.015.916
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	88.319	0	0	0	0	0	88.319
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.755.446	0	0	0	0	0	2.755.446
401	96	00	00	Otros gastos del personal empleado	50.000	0	0	0	0	0	50.000
401	96	01	00	Otros gastos del personal empleado	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	97	00	00	Otros gastos del personal obrero	50.000	0	0	0	0	0	50.000
401	97	01	00	Otros gastos del personal obrero	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.371.156**	**0**	**0**	**0**	**0**	**0**	**5.371.156**
403	10	00	00	Servicios profesionales y técnicos	708.500	0	0	0	0	0	708.500
403	10	07	00	Servicios de capacitación y adiestramiento	708.500	0	0	0	0	0	708.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.829.148	0	0	0	0	0	3.829.148
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.829.148	0	0	0	0	0	3.829.148
403	18	00	00	Impuestos indirectos	483.508	0	0	0	0	0	483.508
403	18	01	00	Impuesto al valor agregado	483.508	0	0	0	0	0	483.508
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	350.000	0	0	0	0	0	350.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	350.000	0	0	0	0	0	350.000
				Totales	**303.636.120**	**0**	**0**	**0**	**0**	**0**	**303.636.120**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**298.264.964**	**0**	**0**	**0**	**0**	**0**	**298.264.964**
401	01	00	00	Sueldos, salarios y otras retribuciones	45.168.372	0	0	0	0	0	45.168.372
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	10.012.599	0	0	0	0	0	10.012.599
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.529.235	0	0	0	0	0	1.529.235
401	01	18	00	Remuneraciones al personal contratado	30.847.405	0	0	0	0	0	30.847.405
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	845.625	0	0	0	0	0	845.625
401	01	99	00	Otras retribuciones	1.908.267	0	0	0	0	0	1.908.267
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.298.192	0	0	0	0	0	3.298.192
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.298.192	0	0	0	0	0	3.298.192
401	03	00	00	Primas	6.194.494	0	0	0	0	0	6.194.494
401	03	02	00	Primas de transporte a empleados	129.960	0	0	0	0	0	129.960
401	03	03	00	Primas por hogar a empleados	129.960	0	0	0	0	0	129.960
401	03	04	00	Primas por hijos a empleados	167.400	0	0	0	0	0	167.400
401	03	08	00	Primas de profesionalización a empleados	1.876.431	0	0	0	0	0	1.876.431
401	03	09	00	Primas por antigüedad a empleados	904.232	0	0	0	0	0	904.232
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.948.026	0	0	0	0	0	1.948.026
401	03	19	00	Primas por hijos de obreros	33.840	0	0	0	0	0	33.840
401	03	21	00	Primas por antigüedad a obreros	28.800	0	0	0	0	0	28.800
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	20.877	0	0	0	0	0	20.877
401	03	47	00	Primas al personal de alto nivel y de dirección	695.048	0	0	0	0	0	695.048
401	03	97	00	Otras primas a empleados	259.920	0	0	0	0	0	259.920
401	04	00	00	Complementos de sueldos y salarios	73.416.127	0	0	0	0	0	73.416.127
401	04	06	00	Complemento a empleados por comisión de servicios	817.968	0	0	0	0	0	817.968
401	04	08	00	Bono compensatorio de alimentación a empleados	6.900.876	0	0	0	0	0	6.900.876
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	61.307	0	0	0	0	0	61.307
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	1.146.960	0	0	0	0	0	1.146.960
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	700.000	0	0	0	0	0	700.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	16.076.556	0	0	0	0	0	16.076.556
401	04	28	00	Complemento al personal contratado por días feriados	100.000	0	0	0	0	0	100.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	18.709	0	0	0	0	0	18.709
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	19.116	0	0	0	0	0	19.116
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	15.830	0	0	0	0	0	15.830
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	308.170	0	0	0	0	0	308.170
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	841.104	0	0	0	0	0	841.104
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	110.145	0	0	0	0	0	110.145
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	3.789.669	0	0	0	0	0	3.789.669
401	04	96	00	Otros complementos a empleados	12.206.503	0	0	0	0	0	12.206.503
401	04	97	00	Otros complementos a obreros	2.044.883	0	0	0	0	0	2.044.883
401	04	98	00	Otros complementos al personal contratado	28.158.331	0	0	0	0	0	28.158.331
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	30.973.917	0	0	0	0	0	30.973.917
401	05	01	00	Aguinaldos a empleados	7.706.344	0	0	0	0	0	7.706.344
401	05	03	00	Bono vacacional a empleados	4.017.128	0	0	0	0	0	4.017.128
401	05	04	00	Aguinaldos a obreros	1.034.356	0	0	0	0	0	1.034.356
401	05	06	00	Bono vacacional a obreros	370.469	0	0	0	0	0	370.469
401	05	07	00	Aguinaldos al personal contratado	12.233.354	0	0	0	0	0	12.233.354
401	05	08	00	Bono vacacional al personal contratado	2.373.403	0	0	0	0	0	2.373.403
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	69.102	0	0	0	0	0	69.102
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	35.321	0	0	0	0	0	35.321
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.071.409	0	0	0	0	0	2.071.409
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.063.031	0	0	0	0	0	1.063.031
401	06	00	00	Aportes patronales y legales	8.414.544	0	0	0	0	0	8.414.544

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.481.799	0	0	0	0	0	1.481.799
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	494.551	0	0	0	0	0	494.551
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	329.700	0	0	0	0	0	329.700
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	595.130	0	0	0	0	0	595.130
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	191.876	0	0	0	0	0	191.876
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	65.721	0	0	0	0	0	65.721
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	42.639	0	0	0	0	0	42.639
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	73.808	0	0	0	0	0	73.808
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.692.869	0	0	0	0	0	2.692.869
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	891.447	0	0	0	0	0	891.447
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	11.057	0	0	0	0	0	11.057
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	5.399	0	0	0	0	0	5.399
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	6.091	0	0	0	0	0	6.091
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	470.008	0	0	0	0	0	470.008
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	169.564	0	0	0	0	0	169.564
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	177.829	0	0	0	0	0	177.829
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	3.599	0	0	0	0	0	3.599
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	113.042	0	0	0	0	0	113.042
401	06	95	00	Otros aportes legales por personal contratado	598.415	0	0	0	0	0	598.415
401	07	00	00	Asistencia socio-económica	98.258.713	0	0	0	0	0	98.258.713
401	07	01	00	Capacitación y adiestramiento a empleados	5.000	0	0	0	0	0	5.000
401	07	02	00	Becas a empleados	1.084.500	0	0	0	0	0	1.084.500
401	07	03	00	Ayudas por matrimonio a empleados	7.234	0	0	0	0	0	7.234
401	07	04	00	Ayudas por nacimiento de hijos a empleados	7.234	0	0	0	0	0	7.234
401	07	05	00	Ayudas por defunción a empleados	7.234	0	0	0	0	0	7.234

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	7.234	0	0	0	0	0	7.234
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.874.349	0	0	0	0	0	1.874.349
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	25.966.043	0	0	0	0	0	25.966.043
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	651.000	0	0	0	0	0	651.000
401	07	10	00	Dotación de uniformes a empleados	1.083.000	0	0	0	0	0	1.083.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.747.983	0	0	0	0	0	1.747.983
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	744.000	0	0	0	0	0	744.000
401	07	17	00	Capacitación y adiestramiento a obreros	50.000	0	0	0	0	0	50.000
401	07	18	00	Becas a obreros	233.100	0	0	0	0	0	233.100
401	07	19	00	Ayudas por matrimonio de obreros	1.800	0	0	0	0	0	1.800
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.800	0	0	0	0	0	1.800
401	07	21	00	Ayudas por defunción a obreros	10.000	0	0	0	0	0	10.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	10.000	0	0	0	0	0	10.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	234.508	0	0	0	0	0	234.508
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	2.821.969	0	0	0	0	0	2.821.969
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	131.600	0	0	0	0	0	131.600
401	07	26	00	Dotación de uniformes a obreros	180.000	0	0	0	0	0	180.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	149.059	0	0	0	0	0	149.059
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	75.200	0	0	0	0	0	75.200
401	07	33	00	Asistencia socio-económica al personal contratado	55.865.500	0	0	0	0	0	55.865.500
401	07	52	00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	21.854	0	0	0	0	0	21.854
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	50.583	0	0	0	0	0	50.583
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	624.481	0	0	0	0	0	624.481
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.823.833	0	0	0	0	0	2.823.833
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	5.493	0	0	0	0	0	5.493
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	615.159	0	0	0	0	0	615.159
401	07	96	00	Otras subvenciones a empleados	912.717	0	0	0	0	0	912.717
401	07	97	00	Otras subvenciones a obreros	252.746	0	0	0	0	0	252.746
401	08	00	00	Prestaciones sociales e indemnizaciones	32.440.605	0	0	0	0	0	32.440.605
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	11.770.435	0	0	0	0	0	11.770.435
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	810.489	0	0	0	0	0	810.489
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	17.015.916	0	0	0	0	0	17.015.916
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	88.319	0	0	0	0	0	88.319
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.755.446	0	0	0	0	0	2.755.446
401	96	00	00	Otros gastos del personal empleado	50.000	0	0	0	0	0	50.000
401	96	01	00	Otros gastos del personal empleado	50.000	0	0	0	0	0	50.000
401	97	00	00	Otros gastos del personal obrero	50.000	0	0	0	0	0	50.000
401	97	01	00	Otros gastos del personal obrero	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.371.156**	**0**	**0**	**0**	**0**	**0**	**5.371.156**
403	10	00	00	Servicios profesionales y técnicos	708.500	0	0	0	0	0	708.500
403	10	07	00	Servicios de capacitación y adiestramiento	708.500	0	0	0	0	0	708.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.829.148	0	0	0	0	0	3.829.148
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.829.148	0	0	0	0	0	3.829.148
403	18	00	00	Impuestos indirectos	483.508	0	0	0	0	0	483.508
403	18	01	00	Impuesto al valor agregado	483.508	0	0	0	0	0	483.508
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	350.000	0	0	0	0	0	350.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	350.000	0	0	0	0	0	350.000
				Totales	**303.636.120**	**0**	**0**	**0**	**0**	**0**	**303.636.120**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE **ACCIÓN CENTRALIZADA:** 500002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**3.672.363**	**0**	**0**	**0**	**0**	**0**	**3.672.363**
402	01	00	00	Productos alimenticios y agropecuarios	150.000	0	0	0	0	0	150.000
402	01	01	00	Alimentos y bebidas para personas	150.000	0	0	0	0	0	150.000
402	03	00	00	Textiles y vestuarios	70.000	0	0	0	0	0	70.000
402	03	01	00	Textiles	20.000	0	0	0	0	0	20.000
402	03	02	00	Prendas de vestir	30.000	0	0	0	0	0	30.000
402	03	03	00	Calzados	20.000	0	0	0	0	0	20.000
402	04	00	00	Productos de cuero y caucho	200.000	0	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	200.000	0	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	436.000	0	0	0	0	0	436.000
402	05	01	00	Pulpa de madera, papel y cartón	150.000	0	0	0	0	0	150.000
402	05	02	00	Envases y cajas de papel y cartón	50.000	0	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	0	200.000
402	05	04	00	Libros, revistas y periódicos	10.000	0	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.000	0	0	0	0	0	1.000
402	05	99	00	Otros productos de pulpa, papel y cartón	25.000	0	0	0	0	0	25.000
402	06	00	00	Productos químicos y derivados	930.000	0	0	0	0	0	930.000
402	06	03	00	Tintas, pinturas y colorantes	800.000	0	0	0	0	0	800.000
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	0	50.000
402	06	08	00	Productos plásticos	80.000	0	0	0	0	0	80.000
402	08	00	00	Productos metálicos	341.000	0	0	0	0	0	341.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	300.000	0	0	0	0	0	300.000
402	08	07	00	Material de señalamiento	1.000	0	0	0	0	0	1.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	0	20.000
402	08	10	00	Repuestos y accesorios para otros equipos	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	1.345.363	0	0	0	0	0	1.345.363
402	10	01	00	Artículos de deporte, recreación y juguetes	153.000	0	0	0	0	0	153.000
402	10	02	00	Materiales y útiles de limpieza y aseo	150.000	0	0	0	0	0	150.000
402	10	03	00	Utensilios de cocina y comedor	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	0	150.000
402	10	06	00	Condecoraciones, ofrendas y similares	40.000	0	0	0	0	0	40.000
402	10	07	00	Productos de seguridad en el trabajo	80.000	0	0	0	0	0	80.000
402	10	08	00	Materiales para equipos de computación	500.000	0	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	10.000	0	0	0	0	0	10.000
402	10	12	00	Materiales para instalaciones sanitarias	62.363	0	0	0	0	0	62.363
402	10	99	00	Otros productos y útiles diversos	180.000	0	0	0	0	0	180.000
402	99	00	00	Otros materiales y suministros	200.000	0	0	0	0	0	200.000
402	99	01	00	Otros materiales y suministros	200.000	0	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**14.547.837**	**0**	**0**	**0**	**0**	**0**	**14.547.837**
403	01	00	00	Alquileres de inmuebles	1.000	0	0	0	0	0	1.000
403	01	01	00	Alquileres de edificios y locales	1.000	0	0	0	0	0	1.000
403	02	00	00	Alquileres de maquinaria y equipos	559.011	0	0	0	0	0	559.011
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	559.011	0	0	0	0	0	559.011
403	04	00	00	Servicios básicos	1.757.502	0	0	0	0	0	1.757.502
403	04	04	00	Teléfonos	1.487.502	0	0	0	0	0	1.487.502
403	04	05	00	Servicio de comunicaciones	270.000	0	0	0	0	0	270.000
403	06	00	00	Servicios de transporte y almacenaje	8.205	0	0	0	0	0	8.205
403	06	01	00	Fletes y embalajes	1.500	0	0	0	0	0	1.500
403	06	03	00	Estacionamiento	345	0	0	0	0	0	345
403	06	04	00	Peaje	1.725	0	0	0	0	0	1.725
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	4.635	0	0	0	0	0	4.635
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.936.578	0	0	0	0	0	2.936.578
403	07	01	00	Publicidad y propaganda	628.284	0	0	0	0	0	628.284
403	07	02	00	Imprenta y reproducción	757.131	0	0	0	0	0	757.131
403	07	03	00	Relaciones sociales	962.945	0	0	0	0	0	962.945
403	07	04	00	Avisos	588.218	0	0	0	0	0	588.218
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	136.000	0	0	0	0	0	136.000
403	08	01	00	Primas y gastos de seguros	135.000	0	0	0	0	0	135.000
403	08	02	00	Comisiones y gastos bancarios	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	898.710	0	0	0	0	0	898.710
403	09	01	00	Viáticos y pasajes dentro del país	588.000	0	0	0	0	0	588.000
403	09	02	00	Viáticos y pasajes fuera del país	310.710	0	0	0	0	0	310.710
403	10	00	00	Servicios profesionales y técnicos	471.500	0	0	0	0	0	471.500
403	10	09	00	Servicios de lavandería y tintorería	1.500	0	0	0	0	0	1.500
403	10	11	00	Servicios para la elaboración y suministro de comida	420.000	0	0	0	0	0	420.000
403	10	99	00	Otros servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE **ACCIÓN CENTRALIZADA:** 500002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.360.570	0	0	0	0	0	1.360.570
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.150.000	0	0	0	0	0	1.150.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.175	0	0	0	0	0	5.175
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	205.395	0	0	0	0	0	205.395
403	12	00	00	Conservación y reparaciones menores de obras	720.950	0	0	0	0	0	720.950
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	720.950	0	0	0	0	0	720.950
403	15	00	00	Servicios fiscales	3.593	0	0	0	0	0	3.593
403	15	02	00	Tasas y otros derechos obligatorios	3.593	0	0	0	0	0	3.593
403	18	00	00	Impuestos indirectos	1.697.216	0	0	0	0	0	1.697.216
403	18	01	00	Impuesto al valor agregado	1.697.216	0	0	0	0	0	1.697.216
403	99	00	00	Otros servicios no personales	3.997.002	0	0	0	0	0	3.997.002
403	99	01	00	Otros servicios no personales	3.997.002	0	0	0	0	0	3.997.002
404	**00**	**00**	**00**	**Activos reales**	**895.000**	**0**	**0**	**0**	**0**	**0**	**895.000**
404	01	00	00	Repuestos y reparaciones mayores	50.000	0	0	0	0	0	50.000
404	01	01	00	Repuestos mayores	50.000	0	0	0	0	0	50.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	30.000	0	0	0	0	0	30.000
404	05	01	00	Equipos de telecomunicaciones	30.000	0	0	0	0	0	30.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	110.000	0	0	0	0	0	110.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	70.000	0	0	0	0	0	70.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	40.000	0	0	0	0	0	40.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	680.000	0	0	0	0	0	680.000
404	09	01	00	Mobiliario y equipos de oficina	400.000	0	0	0	0	0	400.000
404	09	02	00	Equipos de computación	130.000	0	0	0	0	0	130.000
404	09	03	00	Mobiliario y equipos de alojamiento	150.000	0	0	0	0	0	150.000
404	99	00	00	Otros activos reales	25.000	0	0	0	0	0	25.000
404	99	01	00	Otros activos reales	25.000	0	0	0	0	0	25.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**355.318.985**	**0**	**0**	**0**	**0**	**0**	**355.318.985**
407	01	00	00	Transferencias y donaciones corrientes internas	355.318.985	0	0	0	0	0	355.318.985
407	01	02	00	Donaciones corrientes internas al sector privado	5.700.000	0	0	0	0	0	5.700.000
407	01	02	01	Donaciones corrientes a personas	5.700.000	0	0	0	0	0	5.700.000
407	01	03	00	Transferencias corrientes internas al sector público	349.618.985	0	0	0	0	0	349.618.985

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE **ACCIÓN CENTRALIZADA:** 500002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	349.618.985	0	0	0	0	0	349.618.985
411	**00**	**00**	**00**	**Disminución de pasivos**	**3.369.442**	**0**	**0**	**0**	**0**	**0**	**3.369.442**
411	11	00	00	Obligaciones de ejercicios anteriores	3.369.442	0	0	0	0	0	3.369.442
411	11	04	00	Compromisos pendientes de ejercicios anteriores	3.369.442	0	0	0	0	0	3.369.442
				Totales	**377.803.627**	**0**	**0**	**0**	**0**	**0**	**377.803.627**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**349.618.985**	**0**	**0**	**0**	**0**	**0**	**349.618.985**
407	01	00	00	Transferencias y donaciones corrientes internas	349.618.985	0	0	0	0	0	349.618.985
407	01	03	00	Transferencias corrientes internas al sector público	349.618.985	0	0	0	0	0	349.618.985
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	349.618.985	0	0	0	0	0	349.618.985
				- A0049 Instituto Nacional de Deportes (IND)	348.836.793	0	0	0	0	0	348.836.793
				- A0479 Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jovenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)	782.192	0	0	0	0	0	782.192
				Totales	**349.618.985**	**0**	**0**	**0**	**0**	**0**	**349.618.985**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	Materiales, suministros y mercancías	3.672.363	0	0	0	0	0	3.672.363
402	01	00	00	Productos alimenticios y agropecuarios	150.000	0	0	0	0	0	150.000
402	01	01	00	Alimentos y bebidas para personas	150.000	0	0	0	0	0	150.000
402	03	00	00	Textiles y vestuarios	70.000	0	0	0	0	0	70.000
402	03	01	00	Textiles	20.000	0	0	0	0	0	20.000
402	03	02	00	Prendas de vestir	30.000	0	0	0	0	0	30.000
402	03	03	00	Calzados	20.000	0	0	0	0	0	20.000
402	04	00	00	Productos de cuero y caucho	200.000	0	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	200.000	0	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	436.000	0	0	0	0	0	436.000
402	05	01	00	Pulpa de madera, papel y cartón	150.000	0	0	0	0	0	150.000
402	05	02	00	Envases y cajas de papel y cartón	50.000	0	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	0	200.000
402	05	04	00	Libros, revistas y periódicos	10.000	0	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.000	0	0	0	0	0	1.000
402	05	99	00	Otros productos de pulpa, papel y cartón	25.000	0	0	0	0	0	25.000
402	06	00	00	Productos químicos y derivados	930.000	0	0	0	0	0	930.000
402	06	03	00	Tintas, pinturas y colorantes	800.000	0	0	0	0	0	800.000
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	0	50.000
402	06	08	00	Productos plásticos	80.000	0	0	0	0	0	80.000
402	08	00	00	Productos metálicos	341.000	0	0	0	0	0	341.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	300.000	0	0	0	0	0	300.000
402	08	07	00	Material de señalamiento	1.000	0	0	0	0	0	1.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	0	20.000
402	08	10	00	Repuestos y accesorios para otros equipos	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	1.345.363	0	0	0	0	0	1.345.363
402	10	01	00	Artículos de deporte, recreación y juguetes	153.000	0	0	0	0	0	153.000
402	10	02	00	Materiales y útiles de limpieza y aseo	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE **ACCIÓN CENTRALIZADA:** 500002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	0	150.000
402	10	06	00	Condecoraciones, ofrendas y similares	40.000	0	0	0	0	0	40.000
402	10	07	00	Productos de seguridad en el trabajo	80.000	0	0	0	0	0	80.000
402	10	08	00	Materiales para equipos de computación	500.000	0	0	0	0	0	500.000
402	10	11	00	Materiales eléctricos	10.000	0	0	0	0	0	10.000
402	10	12	00	Materiales para instalaciones sanitarias	62.363	0	0	0	0	0	62.363
402	10	99	00	Otros productos y útiles diversos	180.000	0	0	0	0	0	180.000
402	99	00	00	Otros materiales y suministros	200.000	0	0	0	0	0	200.000
402	99	01	00	Otros materiales y suministros	200.000	0	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**14.547.837**	**0**	**0**	**0**	**0**	**0**	**14.547.837**
403	01	00	00	Alquileres de inmuebles	1.000	0	0	0	0	0	1.000
403	01	01	00	Alquileres de edificios y locales	1.000	0	0	0	0	0	1.000
403	02	00	00	Alquileres de maquinaria y equipos	559.011	0	0	0	0	0	559.011
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	559.011	0	0	0	0	0	559.011
403	04	00	00	Servicios básicos	1.757.502	0	0	0	0	0	1.757.502
403	04	04	00	Teléfonos	1.487.502	0	0	0	0	0	1.487.502
403	04	05	00	Servicio de comunicaciones	270.000	0	0	0	0	0	270.000
403	06	00	00	Servicios de transporte y almacenaje	8.205	0	0	0	0	0	8.205
403	06	01	00	Fletes y embalajes	1.500	0	0	0	0	0	1.500
403	06	03	00	Estacionamiento	345	0	0	0	0	0	345
403	06	04	00	Peaje	1.725	0	0	0	0	0	1.725
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	4.635	0	0	0	0	0	4.635
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.936.578	0	0	0	0	0	2.936.578
403	07	01	00	Publicidad y propaganda	628.284	0	0	0	0	0	628.284
403	07	02	00	Imprenta y reproducción	757.131	0	0	0	0	0	757.131
403	07	03	00	Relaciones sociales	962.945	0	0	0	0	0	962.945
403	07	04	00	Avisos	588.218	0	0	0	0	0	588.218

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE **ACCIÓN CENTRALIZADA:** 500002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	136.000	0	0	0	0	0	136.000
403	08	01	00	Primas y gastos de seguros	135.000	0	0	0	0	0	135.000
403	08	02	00	Comisiones y gastos bancarios	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	898.710	0	0	0	0	0	898.710
403	09	01	00	Viáticos y pasajes dentro del pais	588.000	0	0	0	0	0	588.000
403	09	02	00	Viáticos y pasajes fuera del país	310.710	0	0	0	0	0	310.710
403	10	00	00	Servicios profesionales y técnicos	471.500	0	0	0	0	0	471.500
403	10	09	00	Servicios de lavandería y tintorería	1.500	0	0	0	0	0	1.500
403	10	11	00	Servicios para la elaboración y suministro de comida	420.000	0	0	0	0	0	420.000
403	10	99	00	Otros servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.360.570	0	0	0	0	0	1.360.570
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.150.000	0	0	0	0	0	1.150.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.175	0	0	0	0	0	5.175
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	205.395	0	0	0	0	0	205.395
403	12	00	00	Conservación y reparaciones menores de obras	720.950	0	0	0	0	0	720.950
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	720.950	0	0	0	0	0	720.950
403	15	00	00	Servicios fiscales	3.593	0	0	0	0	0	3.593
403	15	02	00	Tasas y otros derechos obligatorios	3.593	0	0	0	0	0	3.593
403	18	00	00	Impuestos indirectos	1.697.216	0	0	0	0	0	1.697.216
403	18	01	00	Impuesto al valor agregado	1.697.216	0	0	0	0	0	1.697.216
403	99	00	00	Otros servicios no personales	3.997.002	0	0	0	0	0	3.997.002
403	99	01	00	Otros servicios no personales	3.997.002	0	0	0	0	0	3.997.002
404	**00**	**00**	**00**	**Activos reales**	**895.000**	**0**	**0**	**0**	**0**	**0**	**895.000**
404	01	00	00	Repuestos y reparaciones mayores	50.000	0	0	0	0	0	50.000
404	01	01	00	Repuestos mayores	50.000	0	0	0	0	0	50.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	01	00	Equipos de telecomunicaciones	30.000	0	0	0	0	0	30.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	110.000	0	0	0	0	0	110.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	70.000	0	0	0	0	0	70.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	40.000	0	0	0	0	0	40.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	680.000	0	0	0	0	0	680.000
404	09	01	00	Mobiliario y equipos de oficina	400.000	0	0	0	0	0	400.000
404	09	02	00	Equipos de computación	130.000	0	0	0	0	0	130.000
404	09	03	00	Mobiliario y equipos de alojamiento	150.000	0	0	0	0	0	150.000
404	99	00	00	Otros activos reales	25.000	0	0	0	0	0	25.000
404	99	01	00	Otros activos reales	25.000	0	0	0	0	0	25.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**3.369.442**	**0**	**0**	**0**	**0**	**0**	**3.369.442**
411	11	00	00	Obligaciones de ejercicios anteriores	3.369.442	0	0	0	0	0	3.369.442
411	11	04	00	Compromisos pendientes de ejercicios anteriores	3.369.442	0	0	0	0	0	3.369.442
				Totales	**22.484.642**	**0**	**0**	**0**	**0**	**0**	**22.484.642**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.700.000**	**0**	**0**	**0**	**0**	**0**	**5.700.000**
407	01	00	00	Transferencias y donaciones corrientes internas	5.700.000	0	0	0	0	0	5.700.000
407	01	02	00	Donaciones corrientes internas al sector privado	5.700.000	0	0	0	0	0	5.700.000
407	01	02	01	Donaciones corrientes a personas	5.700.000	0	0	0	0	0	5.700.000
				Totales	**5.700.000**	**0**	**0**	**0**	**0**	**0**	**5.700.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**349.618.985**	**0**	**0**	**0**	**0**	**0**	**349.618.985**
407	01	00	00	Transferencias y donaciones corrientes internas	349.618.985	0	0	0	0	0	349.618.985
407	01	03	00	Transferencias corrientes internas al sector público	349.618.985	0	0	0	0	0	349.618.985
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	349.618.985	0	0	0	0	0	349.618.985
				Totales	**349.618.985**	**0**	**0**	**0**	**0**	**0**	**349.618.985**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**137.072**	**0**	**0**	**0**	**0**	**0**	**137.072**
407	01	00	00	Transferencias y donaciones corrientes internas	137.072	0	0	0	0	0	137.072
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	137.072	0	0	0	0	0	137.072
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	44.583	0	0	0	0	0	44.583
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	11.146	0	0	0	0	0	11.146
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	51.343	0	0	0	0	0	51.343
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	30.000	0	0	0	0	0	30.000
				Totales	**137.072**	**0**	**0**	**0**	**0**	**0**	**137.072**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE **ACCIÓN CENTRALIZADA:** 500003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**137.072**	**0**	**0**	**0**	**0**	**0**	**137.072**
407	01	00	00	Transferencias y donaciones corrientes internas	137.072	0	0	0	0	0	137.072
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	137.072	0	0	0	0	0	137.072
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	44.583	0	0	0	0	0	44.583
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	11.146	0	0	0	0	0	11.146
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	51.343	0	0	0	0	0	51.343
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	30.000	0	0	0	0	0	30.000
				Totales	**137.072**	**0**	**0**	**0**	**0**	**0**	**137.072**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**900.000**	**0**	**0**	**0**	**0**	**0**	**900.000**
402	01	00	00	Productos alimenticios y agropecuarios	900.000	0	0	0	0	0	900.000
402	01	01	00	Alimentos y bebidas para personas	900.000	0	0	0	0	0	900.000
403	**00**	**00**	**00**	**Servicios no personales**	**692.910**	**0**	**0**	**0**	**0**	**0**	**692.910**
403	10	00	00	Servicios profesionales y técnicos	522.241	0	0	0	0	0	522.241
403	10	11	00	Servicios para la elaboración y suministro de comida	522.241	0	0	0	0	0	522.241
403	18	00	00	Impuestos indirectos	170.669	0	0	0	0	0	170.669
403	18	01	00	Impuesto al valor agregado	170.669	0	0	0	0	0	170.669
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.407.090**	**0**	**0**	**0**	**0**	**0**	**7.407.090**
407	01	00	00	Transferencias y donaciones corrientes internas	7.407.090	0	0	0	0	0	7.407.090
407	01	02	00	Donaciones corrientes internas al sector privado	7.407.090	0	0	0	0	0	7.407.090
407	01	02	01	Donaciones corrientes a personas	7.407.090	0	0	0	0	0	7.407.090
				Totales	**9.000.000**	**0**	**0**	**0**	**0**	**0**	**9.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

ACCIÓN CENTRALIZADA: 500007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 500007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**900.000**	**0**	**0**	**0**	**0**	**0**	**900.000**
402	01	00	00	Productos alimenticios y agropecuarios	900.000	0	0	0	0	0	900.000
402	01	01	00	Alimentos y bebidas para personas	900.000	0	0	0	0	0	900.000
403	**00**	**00**	**00**	**Servicios no personales**	**692.910**	**0**	**0**	**0**	**0**	**0**	**692.910**
403	10	00	00	Servicios profesionales y técnicos	522.241	0	0	0	0	0	522.241
403	10	11	00	Servicios para la elaboración y suministro de comida	522.241	0	0	0	0	0	522.241
403	18	00	00	Impuestos indirectos	170.669	0	0	0	0	0	170.669
403	18	01	00	Impuesto al valor agregado	170.669	0	0	0	0	0	170.669
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.407.090**	**0**	**0**	**0**	**0**	**0**	**7.407.090**
407	01	00	00	Transferencias y donaciones corrientes internas	7.407.090	0	0	0	0	0	7.407.090
407	01	02	00	Donaciones corrientes internas al sector privado	7.407.090	0	0	0	0	0	7.407.090
407	01	02	01	Donaciones corrientes a personas	7.407.090	0	0	0	0	0	7.407.090
				Totales	**9.000.000**	**0**	**0**	**0**	**0**	**0**	**9.000.000**

52

Ministerio del Poder Popular para los Pueblos Indígenas

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**47.000.000**	**0**	**0**	**0**	**0**	**0**	**47.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	20.224.170	0	0	0	0	0	20.224.170
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.885.996	0	0	0	0	0	3.885.996
401	01	18	00	Remuneraciones al personal contratado	14.021.472	0	0	0	0	0	14.021.472
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	31.968	0	0	0	0	0	31.968
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.284.734	0	0	0	0	0	2.284.734
401	03	00	00	Primas	6.667.628	0	0	0	0	0	6.667.628
401	03	40	00	Primas de profesionalización al personal contratado	1.777.620	0	0	0	0	0	1.777.620
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	50.184	0	0	0	0	0	50.184
401	03	95	00	Otras primas al personal de alto nivel y de dirección	2.307.620	0	0	0	0	0	2.307.620
401	03	96	00	Otras primas al personal contratado	2.532.204	0	0	0	0	0	2.532.204
401	04	00	00	Complementos de sueldos y salarios	4.867.420	0	0	0	0	0	4.867.420
401	04	18	00	Bono compensatorio de alimentación a obreros	1.079.920	0	0	0	0	0	1.079.920
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.116.880	0	0	0	0	0	3.116.880
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	14.400	0	0	0	0	0	14.400
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	571.320	0	0	0	0	0	571.320
401	04	97	00	Otros complementos a obreros	84.900	0	0	0	0	0	84.900
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.906.360	0	0	0	0	0	5.906.360
401	05	04	00	Aguinaldos a obreros	657.098	0	0	0	0	0	657.098
401	05	06	00	Bono vacacional a obreros	138.616	0	0	0	0	0	138.616
401	05	07	00	Aguinaldos al personal contratado	2.860.230	0	0	0	0	0	2.860.230
401	05	08	00	Bono vacacional al personal contratado	896.420	0	0	0	0	0	896.420
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	20.968	0	0	0	0	0	20.968
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	10.252	0	0	0	0	0	10.252
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	928.032	0	0	0	0	0	928.032
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	394.744	0	0	0	0	0	394.744
401	06	00	00	Aportes patronales y legales	1.906.288	0	0	0	0	0	1.906.288
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	230.604	0	0	0	0	0	230.604
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	42.000	0	0	0	0	0	42.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	39.466	0	0	0	0	0	39.466

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	178.568	0	0	0	0	0	178.568
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	50.648	0	0	0	0	0	50.648
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	49.660	0	0	0	0	0	49.660
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	784.740	0	0	0	0	0	784.740
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	121.372	0	0	0	0	0	121.372
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	9.388	0	0	0	0	0	9.388
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	1.640	0	0	0	0	0	1.640
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	174.600	0	0	0	0	0	174.600
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	59.102	0	0	0	0	0	59.102
401	06	95	00	Otros aportes legales por personal contratado	164.500	0	0	0	0	0	164.500
401	07	00	00	Asistencia socio-económica	3.555.876	0	0	0	0	0	3.555.876
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	32.400	0	0	0	0	0	32.400
401	07	10	00	Dotación de uniformes a empleados	68.500	0	0	0	0	0	68.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	35.400	0	0	0	0	0	35.400
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	31.000	0	0	0	0	0	31.000
401	07	17	00	Capacitación y adiestramiento a obreros	3.096	0	0	0	0	0	3.096
401	07	19	00	Ayudas por matrimonio de obreros	12.163	0	0	0	0	0	12.163
401	07	20	00	Ayudas por nacimiento de hijos de obreros	17.000	0	0	0	0	0	17.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	360.000	0	0	0	0	0	360.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	98.000	0	0	0	0	0	98.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	32.000	0	0	0	0	0	32.000
401	07	26	00	Dotación de uniformes a obreros	212.500	0	0	0	0	0	212.500
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	38.000	0	0	0	0	0	38.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	72.000	0	0	0	0	0	72.000
401	07	33	00	Asistencia socio-económica al personal contratado	1.984.780	0	0	0	0	0	1.984.780
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	1.000	0	0	0	0	0	1.000
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	1.000	0	0	0	0	0	1.000
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	44.000	0	0	0	0	0	44.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	14.000	0	0	0	0	0	14.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	8.037	0	0	0	0	0	8.037
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	11.000	0	0	0	0	0	11.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	350.000	0	0	0	0	0	350.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	130.000	0	0	0	0	0	130.000
401	08	00	00	Prestaciones sociales e indemnizaciones	3.872.258	0	0	0	0	0	3.872.258
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	605.032	0	0	0	0	0	605.032
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.550.612	0	0	0	0	0	2.550.612
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	21.740	0	0	0	0	0	21.740
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	694.874	0	0	0	0	0	694.874
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**24.175.470**	**0**	**0**	**0**	**0**	**0**	**24.175.470**
402	01	00	00	Productos alimenticios y agropecuarios	2.512.200	0	0	0	0	0	2.512.200
402	01	01	00	Alimentos y bebidas para personas	2.412.200	0	0	0	0	0	2.412.200
402	01	03	00	Productos agrícolas y pecuarios	100.000	0	0	0	0	0	100.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.040.000	0	0	0	0	0	1.040.000
402	02	05	00	Piedra, arcilla, arena y tierra	1.040.000	0	0	0	0	0	1.040.000
402	03	00	00	Textiles y vestuarios	900.000	0	0	0	0	0	900.000
402	03	01	00	Textiles	150.000	0	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	585.000	0	0	0	0	0	585.000
402	03	03	00	Calzados	165.000	0	0	0	0	0	165.000
402	04	00	00	Productos de cuero y caucho	600.000	0	0	0	0	0	600.000
402	04	03	00	Cauchos y tripas para vehículos	600.000	0	0	0	0	0	600.000
402	05	00	00	Productos de papel, cartón e impresos	3.007.000	0	0	0	0	0	3.007.000
402	05	01	00	Pulpa de madera, papel y cartón	315.000	0	0	0	0	0	315.000
402	05	02	00	Envases y cajas de papel y cartón	510.000	0	0	0	0	0	510.000
402	05	03	00	Productos de papel y cartón para oficina	1.192.000	0	0	0	0	0	1.192.000
402	05	04	00	Libros, revistas y periódicos	290.000	0	0	0	0	0	290.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	680.000	0	0	0	0	0	680.000
402	05	99	00	Otros productos de pulpa, papel y cartón	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	2.805.000	0	0	0	0	0	2.805.000
402	06	02	00	Abonos, plaguicidas y otros	30.000	0	0	0	0	0	30.000
402	06	03	00	Tintas, pinturas y colorantes	685.000	0	0	0	0	0	685.000
402	06	04	00	Productos farmacéuticos y medicamentos	780.000	0	0	0	0	0	780.000
402	06	05	00	Productos de tocador	50.000	0	0	0	0	0	50.000
402	06	06	00	Combustibles y lubricantes	570.000	0	0	0	0	0	570.000
402	06	08	00	Productos plásticos	620.000	0	0	0	0	0	620.000
402	06	09	00	Mezclas explosivas	50.000	0	0	0	0	0	50.000
402	06	99	00	Otros productos de la industria química y conexos	20.000	0	0	0	0	0	20.000
402	07	00	00	Productos minerales no metálicos	1.905.130	0	0	0	0	0	1.905.130
402	07	01	00	Productos de barro, loza y porcelana	200.000	0	0	0	0	0	200.000
402	07	02	00	Vidrios y productos de vidrio	150.000	0	0	0	0	0	150.000
402	07	03	00	Productos de arcilla para construcción	470.000	0	0	0	0	0	470.000
402	07	04	00	Cemento, cal y yeso	890.130	0	0	0	0	0	890.130
402	07	99	00	Otros productos minerales no metálicos	195.000	0	0	0	0	0	195.000
402	08	00	00	Productos metálicos	3.367.000	0	0	0	0	0	3.367.000
402	08	01	00	Productos primarios de hierro y acero	230.000	0	0	0	0	0	230.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.072.000	0	0	0	0	0	2.072.000
402	08	04	00	Productos metálicos estructurales	220.000	0	0	0	0	0	220.000
402	08	07	00	Material de señalamiento	70.000	0	0	0	0	0	70.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	490.000	0	0	0	0	0	490.000
402	08	10	00	Repuestos y accesorios para otros equipos	35.000	0	0	0	0	0	35.000
402	08	99	00	Otros productos metálicos	250.000	0	0	0	0	0	250.000
402	09	00	00	Productos de madera	630.000	0	0	0	0	0	630.000
402	09	01	00	Productos primarios de madera	480.000	0	0	0	0	0	480.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	70.000	0	0	0	0	0	70.000
402	09	99	00	Otros productos de madera	80.000	0	0	0	0	0	80.000
402	10	00	00	Productos varios y útiles diversos	6.022.840	0	0	0	0	0	6.022.840
402	10	01	00	Artículos de deporte, recreación y juguetes	100.000	0	0	0	0	0	100.000
402	10	02	00	Materiales y útiles de limpieza y aseo	510.000	0	0	0	0	0	510.000
402	10	03	00	Utensilios de cocina y comedor	230.000	0	0	0	0	0	230.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	553.840	0	0	0	0	0	553.840
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.283.000	0	0	0	0	0	1.283.000
402	10	06	00	Condecoraciones, ofrendas y similares	60.000	0	0	0	0	0	60.000
402	10	07	00	Productos de seguridad en el trabajo	70.000	0	0	0	0	0	70.000
402	10	08	00	Materiales para equipos de computación	1.023.000	0	0	0	0	0	1.023.000
402	10	11	00	Materiales eléctricos	663.000	0	0	0	0	0	663.000
402	10	12	00	Materiales para instalaciones sanitarias	440.000	0	0	0	0	0	440.000
402	10	99	00	Otros productos y útiles diversos	1.090.000	0	0	0	0	0	1.090.000
402	99	00	00	Otros materiales y suministros	1.386.300	0	0	0	0	0	1.386.300
402	99	01	00	Otros materiales y suministros	1.386.300	0	0	0	0	0	1.386.300
403	**00**	**00**	**00**	**Servicios no personales**	**28.856.731**	**0**	**0**	**0**	**0**	**0**	**28.856.731**
403	01	00	00	Alquileres de inmuebles	300.000	0	0	0	0	0	300.000
403	01	01	00	Alquileres de edificios y locales	300.000	0	0	0	0	0	300.000
403	02	00	00	Alquileres de maquinaria y equipos	1.665.078	0	0	0	0	0	1.665.078
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	350.000	0	0	0	0	0	350.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.135.078	0	0	0	0	0	1.135.078
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
403	02	99	00	Alquileres de otras maquinaria y equipos	80.000	0	0	0	0	0	80.000
403	04	00	00	Servicios básicos	1.080.000	0	0	0	0	0	1.080.000
403	04	01	00	Electricidad	100.000	0	0	0	0	0	100.000
403	04	02	00	Gas	50.000	0	0	0	0	0	50.000
403	04	03	00	Agua	50.000	0	0	0	0	0	50.000
403	04	04	00	Teléfonos	800.000	0	0	0	0	0	800.000
403	04	05	00	Servicio de comunicaciones	50.000	0	0	0	0	0	50.000
403	04	06	00	Servicio de aseo urbano y domiciliario	30.000	0	0	0	0	0	30.000
403	06	00	00	Servicios de transporte y almacenaje	504.440	0	0	0	0	0	504.440
403	06	01	00	Fletes y embalajes	444.440	0	0	0	0	0	444.440
403	06	03	00	Estacionamiento	60.000	0	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.010.000	0	0	0	0	0	2.010.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	530.000	0	0	0	0	0	530.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	1.080.000	0	0	0	0	0	1.080.000
403	07	04	00	Avisos	300.000	0	0	0	0	0	300.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	542.000	0	0	0	0	0	542.000
403	08	01	00	Primas y gastos de seguros	500.000	0	0	0	0	0	500.000
403	08	02	00	Comisiones y gastos bancarios	12.000	0	0	0	0	0	12.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	2.276.900	0	0	0	0	0	2.276.900
403	09	01	00	Viáticos y pasajes dentro del país	1.445.500	0	0	0	0	0	1.445.500
403	09	02	00	Viáticos y pasajes fuera del país	831.400	0	0	0	0	0	831.400
403	10	00	00	Servicios profesionales y técnicos	3.702.809	0	0	0	0	0	3.702.809
403	10	06	00	Servicios de veterinaria	100.000	0	0	0	0	0	100.000
403	10	07	00	Servicios de capacitación y adiestramiento	92.000	0	0	0	0	0	92.000
403	10	09	00	Servicios de lavandería y tintorería	80.000	0	0	0	0	0	80.000
403	10	10	00	Servicios de vigilancia	140.000	0	0	0	0	0	140.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.636.290	0	0	0	0	0	1.636.290
403	10	99	00	Otros servicios profesionales y técnicos	1.654.519	0	0	0	0	0	1.654.519
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.550.000	0	0	0	0	0	1.550.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.550.000	0	0	0	0	0	1.550.000
403	15	00	00	Servicios fiscales	85.000	0	0	0	0	0	85.000
403	15	02	00	Tasas y otros derechos obligatorios	80.000	0	0	0	0	0	80.000
403	15	99	00	Otros servicios fiscales	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	150.000	0	0	0	0	0	150.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	150.000	0	0	0	0	0	150.000
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	100.000	0	0	0	0	0	100.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	13.472.504	0	0	0	0	0	13.472.504
403	18	01	00	Impuesto al valor agregado	13.102.504	0	0	0	0	0	13.102.504
403	18	99	00	Otros impuestos indirectos	370.000	0	0	0	0	0	370.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	450.000	0	0	0	0	0	450.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	450.000	0	0	0	0	0	450.000
403	99	00	00	Otros servicios no personales	968.000	0	0	0	0	0	968.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	968.000	0	0	0	0	0	968.000
404	**00**	**00**	**00**	**Activos reales**	**15.672.808**	**0**	**0**	**0**	**0**	**0**	**15.672.808**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.770.000	0	0	0	0	0	2.770.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	2.530.000	0	0	0	0	0	2.530.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	100.000	0	0	0	0	0	100.000
404	03	06	00	Maquinaria y equipos de energía	140.000	0	0	0	0	0	140.000
404	04	00	00	Equipos de transporte, tracción y elevación	9.430.000	0	0	0	0	0	9.430.000
404	04	01	00	Vehiculos automotores terrestres	6.830.000	0	0	0	0	0	6.830.000
404	04	03	00	Equipos marítimos de transporte	500.000	0	0	0	0	0	500.000
404	04	06	00	Equipos auxiliares de transporte	2.100.000	0	0	0	0	0	2.100.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	150.000	0	0	0	0	0	150.000
404	05	01	00	Equipos de telecomunicaciones	150.000	0	0	0	0	0	150.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	60.000	0	0	0	0	0	60.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	30.000	0	0	0	0	0	30.000
404	07	06	00	Instrumentos musicales y equipos de audio	30.000	0	0	0	0	0	30.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.045.808	0	0	0	0	0	2.045.808
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	455.808	0	0	0	0	0	455.808
404	09	03	00	Mobiliario y equipos de alojamiento	1.450.000	0	0	0	0	0	1.450.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	0	40.000
404	10	00	00	Semovientes	100.000	0	0	0	0	0	100.000
404	10	01	00	Semovientes	100.000	0	0	0	0	0	100.000
404	12	00	00	Activos intangibles	17.000	0	0	0	0	0	17.000
404	12	04	00	Paquetes y programas de computación	17.000	0	0	0	0	0	17.000
404	99	00	00	Otros activos reales	1.100.000	0	0	0	0	0	1.100.000
404	99	01	00	Otros activos reales	1.100.000	0	0	0	0	0	1.100.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**89.994.995**	**0**	**0**	**0**	**0**	**0**	**89.994.995**
407	01	00	00	Transferencias y donaciones corrientes internas	72.994.995	0	0	0	0	0	72.994.995
407	01	02	00	Donaciones corrientes internas al sector privado	72.994.995	0	0	0	0	0	72.994.995
407	01	02	01	Donaciones corrientes a personas	72.994.995	0	0	0	0	0	72.994.995
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	17.000.000	0	0	0	0	0	17.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	17.000.000	0	0	0	0	0	17.000.000
407	12	01	02	Donaciones Corrientes a Consejos Comunales	17.000.000	0	0	0	0	0	17.000.000
				Totales	**205.700.004**	**0**	**0**	**0**	**0**	**0**	**205.700.004**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 119300 520024000 OPTIMIZACIÓN DE LA UNIDAD DE ESTADÍSTICA EN LA ESTRUCTURA ORGANIZATIVA DEL MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

OBJETIVO DEL PROYECTO:
- INSTRUMENTAR EL REGISTRO DE LA INFORMACIÓN QUE SE GENERE EN EL MINISTERIO EN RELACIÓN A LA SITUACIÓN DE LA COMUNIDADES INDÍGENAS.
- INSTRUMENTAR EL REGISTRO DEL SEGUIMIENTO DE LOS PROYECTOS EJECUTADOS POR EL MINISTERIO PARA LA ATENCIÓN DE LAS COMUNIDADES Y PUEBLOS INDÍGENAS.
- RECOPILAR TODA LA DATA DE INTERÉS PARA EL MINISTERIO RELACIONADA CON LAS COMUNIDADES Y PUEBLOS INDÍGENAS Y SUS HABITANTES.
- RECOPILAR TODA LA DATA DE INTERÉS PARA EL MINISTERIO EN RELACIÓN A LOS PROYECTOS QUE SE EJECUTA Y SU DESARROLLO.
- DESARROLLAR CONSULTAS PERSONALIZADA CON NIVELES DE ACCESO PARA FACILITAR LA ENTREGA DE RESULTADOS PARCIALES Y TOTALES.
- DESARROLLAR INFORMES PRECISOS CON LA INFORMACIÓN QUE SE REQUIERA.

UNIDAD DE MEDIDA: UNIDAD

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
402	05	00	00	Productos de papel, cartón e impresos	22.000	0	0	0	0	0	22.000
402	05	03	00	Productos de papel y cartón para oficina	22.000	0	0	0	0	0	22.000
402	10	00	00	Productos varios y útiles diversos	28.000	0	0	0	0	0	28.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	13.000	0	0	0	0	0	13.000
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**185.000**	**0**	**0**	**0**	**0**	**0**	**185.000**
403	09	00	00	Viáticos y pasajes	95.500	0	0	0	0	0	95.500
403	09	01	00	Viáticos y pasajes dentro del pais	95.500	0	0	0	0	0	95.500
403	10	00	00	Servicios profesionales y técnicos	44.500	0	0	0	0	0	44.500
403	10	99	00	Otros servicios profesionales y técnicos	44.500	0	0	0	0	0	44.500
403	18	00	00	Impuestos indirectos	45.000	0	0	0	0	0	45.000
403	18	01	00	Impuesto al valor agregado	25.000	0	0	0	0	0	25.000
403	18	99	00	Otros impuestos indirectos	20.000	0	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**42.178**	**0**	**0**	**0**	**0**	**0**	**42.178**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	25.178	0	0	0	0	0	25.178
404	09	02	00	Equipos de computación	25.178	0	0	0	0	0	25.178
404	12	00	00	Activos intangibles	17.000	0	0	0	0	0	17.000
404	12	04	00	Paquetes y programas de computación	17.000	0	0	0	0	0	17.000
				Totales	**277.178**	**0**	**0**	**0**	**0**	**0**	**277.178**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 119300 520024000 OPTIMIZACIÓN DE LA UNIDAD DE ESTADÍSTICA EN LA ESTRUCTURA ORGANIZATIVA DEL MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

OBJETIVO DEL PROYECTO:
- INSTRUMENTAR EL REGISTRO DE LA INFORMACIÓN QUE SE GENERE EN EL MINISTERIO EN RELACIÓN A LA SITUACIÓN DE LA COMUNIDADES INDÍGENAS.
- INSTRUMENTAR EL REGISTRO DEL SEGUIMIENTO DE LOS PROYECTOS EJECUTADOS POR EL MINISTERIO PARA LA ATENCIÓN DE LAS COMUNIDADES Y PUEBLOS INDÍGENAS.
- RECOPILAR TODA LA DATA DE INTERÉS PARA EL MINISTERIO RELACIONADA CON LAS COMUNIDADES Y PUEBLOS INDÍGENAS Y SUS HABITANTES.
- RECOPILAR TODA LA DATA DE INTERÉS PARA EL MINISTERIO EN RELACIÓN A LOS PROYECTOS QUE SE EJECUTA Y SU DESARROLLO.
- DESARROLLAR CONSULTAS PERSONALIZADA CON NIVELES DE ACCESO PARA FACILITAR LA ENTREGA DE RESULTADOS PARCIALES Y TOTALES.
- DESARROLLAR INFORMES PRECISOS CON LA INFORMACIÓN QUE SE REQUIERA.

UNIDAD DE MEDIDA: UNIDAD

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 119300 520024000 OPTIMIZACIÓN DE LA UNIDAD DE ESTADÍSTICA EN LA ESTRUCTURA ORGANIZATIVA DEL MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

OBJETIVO DEL PROYECTO:
- INSTRUMENTAR EL REGISTRO DE LA INFORMACIÓN QUE SE GENERE EN EL MINISTERIO EN RELACIÓN A LA SITUACIÓN DE LA COMUNIDADES INDÍGENAS.
- INSTRUMENTAR EL REGISTRO DEL SEGUIMIENTO DE LOS PROYECTOS EJECUTADOS POR EL MINISTERIO PARA LA ATENCIÓN DE LAS COMUNIDADES Y PUEBLOS INDÍGENAS.
- RECOPILAR TODA LA DATA DE INTERÉS PARA EL MINISTERIO RELACIONADA CON LAS COMUNIDADES Y PUEBLOS INDÍGENAS Y SUS HABITANTES.
- RECOPILAR TODA LA DATA DE INTERÉS PARA EL MINISTERIO EN RELACIÓN A LOS PROYECTOS QUE SE EJECUTA Y SU DESARROLLO.
- DESARROLLAR CONSULTAS PERSONALIZADA CON NIVELES DE ACCESO PARA FACILITAR LA ENTREGA DE RESULTADOS PARCIALES Y TOTALES.
- DESARROLLAR INFORMES PRECISOS CON LA INFORMACIÓN QUE SE REQUIERA.

UNIDAD DE MEDIDA: UNIDAD **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520024001 CONSOLIDAR LA UNIDAD DE ESTADÍSTICA PARA REGISTRAR LOS LOGROS OBTENIDOS POR LAS MISIONES BOLIVARIANAS CON LA FINALIDAD DE GENERAR INDICADORES ESTADÍSTICOS Y ACTUALIZACIÓN PERMANENTE.

UNIDAD DE MEDIDA: UNIDAD **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**
402	05	00	00	Productos de papel, cartón e impresos	22.000	0	0	0	0	0	22.000
402	05	03	00	Productos de papel y cartón para oficina	22.000	0	0	0	0	0	22.000
402	10	00	00	Productos varios y útiles diversos	28.000	0	0	0	0	0	28.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	13.000	0	0	0	0	0	13.000
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**185.000**	**0**	**0**	**0**	**0**	0	**185.000**
403	09	00	00	Viáticos y pasajes	95.500	0	0	0	0	0	95.500
403	09	01	00	Viáticos y pasajes dentro del pais	95.500	0	0	0	0	0	95.500
403	10	00	00	Servicios profesionales y técnicos	44.500	0	0	0	0	0	44.500
403	10	99	00	Otros servicios profesionales y técnicos	44.500	0	0	0	0	0	44.500
403	18	00	00	Impuestos indirectos	45.000	0	0	0	0	0	45.000
403	18	01	00	Impuesto al valor agregado	25.000	0	0	0	0	0	25.000
403	18	99	00	Otros impuestos indirectos	20.000	0	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**42.178**	**0**	**0**	**0**	**0**	0	**42.178**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	25.178	0	0	0	0	0	25.178
404	09	02	00	Equipos de computación	25.178	0	0	0	0	0	25.178
404	12	00	00	Activos intangibles	17.000	0	0	0	0	0	17.000
404	12	04	00	Paquetes y programas de computación	17.000	0	0	0	0	0	17.000
				Totales	**277.178**	**0**	**0**	**0**	**0**	0	**277.178**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118932 520025000 ATENCIÓN INTEGRAL A LA POBLACIÓN INDÍGENA EN CONDICIÓN DE EXTREMA VULNERABILIDAD ASENTADAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: -MEJORAR LAS CONDICIONES DE SALUD DE LA POBLACIÓN INDÍGENA
-ESTANDARIZAR LA CALIDAD DE ATENCIÓN EN SALUD DE LA POBLACIÓN INDÍGENA QUE PERMITAN MEJORAR LAS CONDICIONES DE SALUD
-FOMENTAR LA CALIDAD DE ATENCIÓN EN BASE A LAS ACTIVIDADES REALIZADAS PARA OPTIMIZARLAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 142.877 **FEMENINO:** 71.867 **MASCULINO:** 71.010

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.000.000**	**0**	**0**	**0**	**0**	**0**	**13.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.078.634	0	0	0	0	0	5.078.634
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	841.920	0	0	0	0	0	841.920
401	01	18	00	Remuneraciones al personal contratado	3.617.784	0	0	0	0	0	3.617.784
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	618.930	0	0	0	0	0	618.930
401	03	00	00	Primas	1.562.712	0	0	0	0	0	1.562.712
401	03	40	00	Primas de profesionalización al personal contratado	529.176	0	0	0	0	0	529.176
401	03	95	00	Otras primas al personal de alto nivel y de dirección	655.536	0	0	0	0	0	655.536
401	03	96	00	Otras primas al personal contratado	378.000	0	0	0	0	0	378.000
401	04	00	00	Complementos de sueldos y salarios	1.580.520	0	0	0	0	0	1.580.520
401	04	18	00	Bono compensatorio de alimentación a obreros	252.720	0	0	0	0	0	252.720
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.108.080	0	0	0	0	0	1.108.080
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	204.120	0	0	0	0	0	204.120
401	04	97	00	Otros complementos a obreros	15.600	0	0	0	0	0	15.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.704.998	0	0	0	0	0	1.704.998
401	05	04	00	Aguinaldos a obreros	169.998	0	0	0	0	0	169.998
401	05	06	00	Bono vacacional a obreros	28.000	0	0	0	0	0	28.000
401	05	07	00	Aguinaldos al personal contratado	800.000	0	0	0	0	0	800.000
401	05	08	00	Bono vacacional al personal contratado	292.000	0	0	0	0	0	292.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	274.000	0	0	0	0	0	274.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	141.000	0	0	0	0	0	141.000
401	06	00	00	Aportes patronales y legales	431.636	0	0	0	0	0	431.636
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	48.000	0	0	0	0	0	48.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	12.000	0	0	0	0	0	12.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	12.000	0	0	0	0	0	12.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	12.000	0	0	0	0	0	12.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	16.000	0	0	0	0	0	16.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	16.000	0	0	0	0	0	16.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118932 520025000 ATENCIÓN INTEGRAL A LA POBLACIÓN INDÍGENA EN CONDICIÓN DE EXTREMA VULNERABILIDAD ASENTADAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: -MEJORAR LAS CONDICIONES DE SALUD DE LA POBLACIÓN INDÍGENA
-ESTANDARIZAR LA CALIDAD DE ATENCIÓN EN SALUD DE LA POBLACIÓN INDÍGENA QUE PERMITAN MEJORAR LAS CONDICIONES DE SALUD
-FOMENTAR LA CALIDAD DE ATENCIÓN EN BASE A LAS ACTIVIDADES REALIZADAS PARA OPTIMIZARLAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 142.877 **FEMENINO:** 71.867 **MASCULINO:** 71.010

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	200.000	0	0	0	0	0	200.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	20.000	0	0	0	0	0	20.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	32.000	0	0	0	0	0	32.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	31.636	0	0	0	0	0	31.636
401	06	95	00	Otros aportes legales por personal contratado	32.000	0	0	0	0	0	32.000
401	07	00	00	Asistencia socio-económica	1.395.500	0	0	0	0	0	1.395.500
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	8.400	0	0	0	0	0	8.400
401	07	10	00	Dotación de uniformes a empleados	10.500	0	0	0	0	0	10.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	12.400	0	0	0	0	0	12.400
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	8.000	0	0	0	0	0	8.000
401	07	19	00	Ayudas por matrimonio de obreros	6.163	0	0	0	0	0	6.163
401	07	20	00	Ayudas por nacimiento de hijos de obreros	8.000	0	0	0	0	0	8.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	120.000	0	0	0	0	0	120.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	40.000	0	0	0	0	0	40.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.000	0	0	0	0	0	4.000
401	07	26	00	Dotación de uniformes a obreros	13.000	0	0	0	0	0	13.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	10.000	0	0	0	0	0	10.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	16.000	0	0	0	0	0	16.000
401	07	33	00	Asistencia socio-económica al personal contratado	973.000	0	0	0	0	0	973.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.037	0	0	0	0	0	2.037
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	4.000	0	0	0	0	0	4.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	120.000	0	0	0	0	0	120.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	40.000	0	0	0	0	0	40.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.246.000	0	0	0	0	0	1.246.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	160.000	0	0	0	0	0	160.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	840.000	0	0	0	0	0	840.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118932 520025000 ATENCIÓN INTEGRAL A LA POBLACIÓN INDÍGENA EN CONDICIÓN DE EXTREMA VULNERABILIDAD ASENTADAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: -MEJORAR LAS CONDICIONES DE SALUD DE LA POBLACIÓN INDÍGENA
-ESTANDARIZAR LA CALIDAD DE ATENCIÓN EN SALUD DE LA POBLACIÓN INDÍGENA QUE PERMITAN MEJORAR LAS CONDICIONES DE SALUD
-FOMENTAR LA CALIDAD DE ATENCIÓN EN BASE A LAS ACTIVIDADES REALIZADAS PARA OPTIMIZARLAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 142.877 **FEMENINO:** 71.867 **MASCULINO:** 71.010

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	246.000	0	0	0	0	0	246.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.843.840**	**0**	**0**	**0**	**0**	**0**	**2.843.840**
402	01	00	00	Productos alimenticios y agropecuarios	800.000	0	0	0	0	0	800.000
402	01	01	00	Alimentos y bebidas para personas	800.000	0	0	0	0	0	800.000
402	03	00	00	Textiles y vestuarios	220.000	0	0	0	0	0	220.000
402	03	01	00	Textiles	30.000	0	0	0	0	0	30.000
402	03	02	00	Prendas de vestir	160.000	0	0	0	0	0	160.000
402	03	03	00	Calzados	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	790.000	0	0	0	0	0	790.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	06	04	00	Productos farmacéuticos y medicamentos	700.000	0	0	0	0	0	700.000
402	06	06	00	Combustibles y lubricantes	80.000	0	0	0	0	0	80.000
402	08	00	00	Productos metálicos	80.000	0	0	0	0	0	80.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	50.000	0	0	0	0	0	50.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	833.840	0	0	0	0	0	833.840
402	10	02	00	Materiales y útiles de limpieza y aseo	20.000	0	0	0	0	0	20.000
402	10	03	00	Utensilios de cocina y comedor	80.000	0	0	0	0	0	80.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	503.840	0	0	0	0	0	503.840
402	10	11	00	Materiales eléctricos	20.000	0	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	210.000	0	0	0	0	0	210.000
402	99	00	00	Otros materiales y suministros	120.000	0	0	0	0	0	120.000
402	99	01	00	Otros materiales y suministros	120.000	0	0	0	0	0	120.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.076.720**	**0**	**0**	**0**	**0**	**0**	**4.076.720**
403	06	00	00	Servicios de transporte y almacenaje	224.440	0	0	0	0	0	224.440
403	06	01	00	Fletes y embalajes	224.440	0	0	0	0	0	224.440
403	07	00	00	Servicios de información, impresión y relaciones públicas	600.000	0	0	0	0	0	600.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118932 520025000 ATENCIÓN INTEGRAL A LA POBLACIÓN INDÍGENA EN CONDICIÓN DE EXTREMA VULNERABILIDAD ASENTADAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: -MEJORAR LAS CONDICIONES DE SALUD DE LA POBLACIÓN INDÍGENA
-ESTANDARIZAR LA CALIDAD DE ATENCIÓN EN SALUD DE LA POBLACIÓN INDÍGENA QUE PERMITAN MEJORAR LAS CONDICIONES DE SALUD
-FOMENTAR LA CALIDAD DE ATENCIÓN EN BASE A LAS ACTIVIDADES REALIZADAS PARA OPTIMIZARLAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 142.877 **FEMENINO:** 71.867 **MASCULINO:** 71.010

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	300.000	0	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
403	10	00	00	Servicios profesionales y técnicos	604.000	0	0	0	0	0	604.000
403	10	11	00	Servicios para la elaboración y suministro de comida	354.000	0	0	0	0	0	354.000
403	10	99	00	Otros servicios profesionales y técnicos	250.000	0	0	0	0	0	250.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	250.000	0	0	0	0	0	250.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	250.000	0	0	0	0	0	250.000
403	18	00	00	Impuestos indirectos	2.148.280	0	0	0	0	0	2.148.280
403	18	01	00	Impuesto al valor agregado	2.138.280	0	0	0	0	0	2.138.280
403	18	99	00	Otros impuestos indirectos	10.000	0	0	0	0	0	10.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	150.000	0	0	0	0	0	150.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	150.000	0	0	0	0	0	150.000
403	99	00	00	Otros servicios no personales	40.000	0	0	0	0	0	40.000
403	99	01	00	Otros servicios no personales	40.000	0	0	0	0	0	40.000
404	**00**	**00**	**00**	**Activos reales**	**1.500.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	110.000	0	0	0	0	0	110.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	80.000	0	0	0	0	0	80.000
404	03	06	00	Maquinaria y equipos de energía	30.000	0	0	0	0	0	30.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.340.000	0	0	0	0	0	1.340.000
404	04	01	00	Vehículos automotores terrestres	1.340.000	0	0	0	0	0	1.340.000
404	99	00	00	Otros activos reales	50.000	0	0	0	0	0	50.000
404	99	01	00	Otros activos reales	50.000	0	0	0	0	0	50.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.500.272**	**0**	**0**	**0**	**0**	**0**	**13.500.272**
407	01	00	00	Transferencias y donaciones corrientes internas	13.500.272	0	0	0	0	0	13.500.272
407	01	02	00	Donaciones corrientes internas al sector privado	13.500.272	0	0	0	0	0	13.500.272
407	01	02	01	Donaciones corrientes a personas	13.500.272	0	0	0	0	0	13.500.272
				Totales	**34.920.832**	**0**	**0**	**0**	**0**	**0**	**34.920.832**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118932 520025000 ATENCIÓN INTEGRAL A LA POBLACIÓN INDÍGENA EN CONDICIÓN DE EXTREMA VULNERABILIDAD ASENTADAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: -MEJORAR LAS CONDICIONES DE SALUD DE LA POBLACIÓN INDÍGENA
-ESTANDARIZAR LA CALIDAD DE ATENCIÓN EN SALUD DE LA POBLACIÓN INDÍGENA QUE PERMITAN MEJORAR LAS CONDICIONES DE SALUD
-FOMENTAR LA CALIDAD DE ATENCIÓN EN BASE A LAS ACTIVIDADES REALIZADAS PARA OPTIMIZARLAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 142.877 **FEMENINO:** 71.867 **MASCULINO:** 71.010

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118932 520025000 ATENCIÓN INTEGRAL A LA POBLACIÓN INDÍGENA EN CONDICIÓN DE EXTREMA VULNERABILIDAD ASENTADAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: -MEJORAR LAS CONDICIONES DE SALUD DE LA POBLACIÓN INDÍGENA
-ESTANDARIZAR LA CALIDAD DE ATENCIÓN EN SALUD DE LA POBLACIÓN INDÍGENA QUE PERMITAN MEJORAR LAS CONDICIONES DE SALUD
-FOMENTAR LA CALIDAD DE ATENCIÓN EN BASE A LAS ACTIVIDADES REALIZADAS PARA OPTIMIZARLAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 142.877 **FEMENINO:** 71.867 **MASCULINO:** 71.010

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520025001 SUMINISTRAR INSUMOS DE PRIMERA NECESIDAD DE ACUERDO CON LOS REQUERIMIENTOS DE LAS COMUNIDADES INDÍGENAS EN PROCESO DE DIGNIFICACIÓN INTEGRAL

UNIDAD DE MEDIDA: INSUMO **META:** 40.000

RESPONSABLE/EJECUTOR: MISION GUAICAIPURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.000.000**	**0**	**0**	**0**	**0**	**0**	**13.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.078.634	0	0	0	0	0	5.078.634
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	841.920	0	0	0	0	0	841.920
401	01	18	00	Remuneraciones al personal contratado	3.617.784	0	0	0	0	0	3.617.784
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	618.930	0	0	0	0	0	618.930
401	03	00	00	Primas	1.562.712	0	0	0	0	0	1.562.712
401	03	40	00	Primas de profesionalización al personal contratado	529.176	0	0	0	0	0	529.176
401	03	95	00	Otras primas al personal de alto nivel y de dirección	655.536	0	0	0	0	0	655.536
401	03	96	00	Otras primas al personal contratado	378.000	0	0	0	0	0	378.000
401	04	00	00	Complementos de sueldos y salarios	1.580.520	0	0	0	0	0	1.580.520
401	04	18	00	Bono compensatorio de alimentación a obreros	252.720	0	0	0	0	0	252.720
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.108.080	0	0	0	0	0	1.108.080
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	204.120	0	0	0	0	0	204.120
401	04	97	00	Otros complementos a obreros	15.600	0	0	0	0	0	15.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.704.998	0	0	0	0	0	1.704.998
401	05	04	00	Aguinaldos a obreros	169.998	0	0	0	0	0	169.998
401	05	06	00	Bono vacacional a obreros	28.000	0	0	0	0	0	28.000
401	05	07	00	Aguinaldos al personal contratado	800.000	0	0	0	0	0	800.000
401	05	08	00	Bono vacacional al personal contratado	292.000	0	0	0	0	0	292.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	274.000	0	0	0	0	0	274.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	141.000	0	0	0	0	0	141.000
401	06	00	00	Aportes patronales y legales	431.636	0	0	0	0	0	431.636
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	48.000	0	0	0	0	0	48.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118932 520025000 ATENCIÓN INTEGRAL A LA POBLACIÓN INDÍGENA EN CONDICIÓN DE EXTREMA VULNERABILIDAD ASENTADAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: -MEJORAR LAS CONDICIONES DE SALUD DE LA POBLACIÓN INDÍGENA
-ESTANDARIZAR LA CALIDAD DE ATENCIÓN EN SALUD DE LA POBLACIÓN INDÍGENA QUE PERMITAN MEJORAR LAS CONDICIONES DE SALUD
-FOMENTAR LA CALIDAD DE ATENCIÓN EN BASE A LAS ACTIVIDADES REALIZADAS PARA OPTIMIZARLAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 142.877 **FEMENINO:** 71.867 **MASCULINO:** 71.010

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520025001 SUMINISTRAR INSUMOS DE PRIMERA NECESIDAD DE ACUERDO CON LOS REQUERIMIENTOS DE LAS COMUNIDADES INDÍGENAS EN PROCESO DE DIGNIFICACIÓN INTEGRAL

UNIDAD DE MEDIDA: INSUMO **META:** 40.000

RESPONSABLE/EJECUTOR: MISION GUAICAIPURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	12.000	0	0	0	0	0	12.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	12.000	0	0	0	0	0	12.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	12.000	0	0	0	0	0	12.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	16.000	0	0	0	0	0	16.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	16.000	0	0	0	0	0	16.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	200.000	0	0	0	0	0	200.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	20.000	0	0	0	0	0	20.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	32.000	0	0	0	0	0	32.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	31.636	0	0	0	0	0	31.636
401	06	95	00	Otros aportes legales por personal contratado	32.000	0	0	0	0	0	32.000
401	07	00	00	Asistencia socio-económica	1.395.500	0	0	0	0	0	1.395.500
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	8.400	0	0	0	0	0	8.400
401	07	10	00	Dotación de uniformes a empleados	10.500	0	0	0	0	0	10.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	12.400	0	0	0	0	0	12.400
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	8.000	0	0	0	0	0	8.000
401	07	19	00	Ayudas por matrimonio de obreros	6.163	0	0	0	0	0	6.163
401	07	20	00	Ayudas por nacimiento de hijos de obreros	8.000	0	0	0	0	0	8.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	120.000	0	0	0	0	0	120.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	40.000	0	0	0	0	0	40.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.000	0	0	0	0	0	4.000
401	07	26	00	Dotación de uniformes a obreros	13.000	0	0	0	0	0	13.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118932 520025000 ATENCIÓN INTEGRAL A LA POBLACIÓN INDÍGENA EN CONDICIÓN DE EXTREMA VULNERABILIDAD ASENTADAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: -MEJORAR LAS CONDICIONES DE SALUD DE LA POBLACIÓN INDÍGENA
-ESTANDARIZAR LA CALIDAD DE ATENCIÓN EN SALUD DE LA POBLACIÓN INDÍGENA QUE PERMITAN MEJORAR LAS CONDICIONES DE SALUD
-FOMENTAR LA CALIDAD DE ATENCIÓN EN BASE A LAS ACTIVIDADES REALIZADAS PARA OPTIMIZARLAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 142.877 **FEMENINO:** 71.867 **MASCULINO:** 71.010

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520025001 SUMINISTRAR INSUMOS DE PRIMERA NECESIDAD DE ACUERDO CON LOS REQUERIMIENTOS DE LAS COMUNIDADES INDÍGENAS EN PROCESO DE DIGNIFICACIÓN INTEGRAL

UNIDAD DE MEDIDA: INSUMO **META:** 40.000

RESPONSABLE/EJECUTOR: MISION GUAICAIPURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	16.000	0	0	0	0	0	16.000
401	07	33	00	Asistencia socio-económica al personal contratado	973.000	0	0	0	0	0	973.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.037	0	0	0	0	0	2.037
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	4.000	0	0	0	0	0	4.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	120.000	0	0	0	0	0	120.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	40.000	0	0	0	0	0	40.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.246.000	0	0	0	0	0	1.246.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	160.000	0	0	0	0	0	160.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	840.000	0	0	0	0	0	840.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	246.000	0	0	0	0	0	246.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.300.000**	**0**	**0**	**0**	**0**	0	**1.300.000**
402	01	00	00	Productos alimenticios y agropecuarios	800.000	0	0	0	0	0	800.000
402	01	01	00	Alimentos y bebidas para personas	800.000	0	0	0	0	0	800.000
402	03	00	00	Textiles y vestuarios	220.000	0	0	0	0	0	220.000
402	03	01	00	Textiles	30.000	0	0	0	0	0	30.000
402	03	02	00	Prendas de vestir	160.000	0	0	0	0	0	160.000
402	03	03	00	Calzados	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	230.000	0	0	0	0	0	230.000
402	10	03	00	Utensilios de cocina y comedor	80.000	0	0	0	0	0	80.000
402	10	99	00	Otros productos y útiles diversos	150.000	0	0	0	0	0	150.000
402	99	00	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.104.000**	**0**	**0**	**0**	**0**	0	**2.104.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118932 520025000 ATENCIÓN INTEGRAL A LA POBLACIÓN INDÍGENA EN CONDICIÓN DE EXTREMA VULNERABILIDAD ASENTADAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: -MEJORAR LAS CONDICIONES DE SALUD DE LA POBLACIÓN INDÍGENA
-ESTANDARIZAR LA CALIDAD DE ATENCIÓN EN SALUD DE LA POBLACIÓN INDÍGENA QUE PERMITAN MEJORAR LAS CONDICIONES DE SALUD
-FOMENTAR LA CALIDAD DE ATENCIÓN EN BASE A LAS ACTIVIDADES REALIZADAS PARA OPTIMIZARLAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 142.877 **FEMENINO:** 71.867 **MASCULINO:** 71.010

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520025001 SUMINISTRAR INSUMOS DE PRIMERA NECESIDAD DE ACUERDO CON LOS REQUERIMIENTOS DE LAS COMUNIDADES INDÍGENAS EN PROCESO DE DIGNIFICACIÓN INTEGRAL

UNIDAD DE MEDIDA: INSUMO **META:** 40.000

RESPONSABLE/EJECUTOR: MISION GUAICAIPURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	600.000	0	0	0	0	0	600.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	0	300.000
403	07	03	00	Relaciones sociales	300.000	0	0	0	0	0	300.000
403	10	00	00	Servicios profesionales y técnicos	404.000	0	0	0	0	0	404.000
403	10	11	00	Servicios para la elaboración y suministro de comida	324.000	0	0	0	0	0	324.000
403	10	99	00	Otros servicios profesionales y técnicos	80.000	0	0	0	0	0	80.000
403	18	00	00	Impuestos indirectos	950.000	0	0	0	0	0	950.000
403	18	01	00	Impuesto al valor agregado	950.000	0	0	0	0	0	950.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	150.000	0	0	0	0	0	150.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	150.000	0	0	0	0	0	150.000
404	**00**	**00**	**00**	**Activos reales**	**250.000**	**0**	**0**	**0**	**0**	0	**250.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	110.000	0	0	0	0	0	110.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	80.000	0	0	0	0	0	80.000
404	03	06	00	Maquinaria y equipos de energía	30.000	0	0	0	0	0	30.000
404	04	00	00	Equipos de transporte, tracción y elevación	90.000	0	0	0	0	0	90.000
404	04	01	00	Vehículos automotores terrestres	90.000	0	0	0	0	0	90.000
404	99	00	00	Otros activos reales	50.000	0	0	0	0	0	50.000
404	99	01	00	Otros activos reales	50.000	0	0	0	0	0	50.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.000.272**	**0**	**0**	**0**	**0**	0	**8.000.272**
407	01	00	00	Transferencias y donaciones corrientes internas	8.000.272	0	0	0	0	0	8.000.272
407	01	02	00	Donaciones corrientes internas al sector privado	8.000.272	0	0	0	0	0	8.000.272
407	01	02	01	Donaciones corrientes a personas	8.000.272	0	0	0	0	0	8.000.272
				Totales	**24.654.272**	**0**	**0**	**0**	**0**	**0**	**24.654.272**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118932 520025000 ATENCIÓN INTEGRAL A LA POBLACIÓN INDÍGENA EN CONDICIÓN DE EXTREMA VULNERABILIDAD ASENTADAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: -MEJORAR LAS CONDICIONES DE SALUD DE LA POBLACIÓN INDÍGENA
-ESTANDARIZAR LA CALIDAD DE ATENCIÓN EN SALUD DE LA POBLACIÓN INDÍGENA QUE PERMITAN MEJORAR LAS CONDICIONES DE SALUD
-FOMENTAR LA CALIDAD DE ATENCIÓN EN BASE A LAS ACTIVIDADES REALIZADAS PARA OPTIMIZARLAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 142.877 **FEMENINO:** 71.867 **MASCULINO:** 71.010

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520025002 REALIZAR JORNADAS MÉDICAS DE ATENCIÓN PREVENTIVA A LAS ENFERMEDADES ENDÉMICAS E INFECTOCONTAGIOSAS EN LA POBLACIÓN INDÍGENA

UNIDAD DE MEDIDA: JORNADA **META:** 100

RESPONSABLE/EJECUTOR: MISION GUAICAIPURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.200.000**	**0**	**0**	**0**	**0**	0	**1.200.000**
402	06	00	00	Productos químicos y derivados	700.000	0	0	0	0	0	700.000
402	06	04	00	Productos farmacéuticos y medicamentos	700.000	0	0	0	0	0	700.000
402	10	00	00	Productos varios y útiles diversos	450.000	0	0	0	0	0	450.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	400.000	0	0	0	0	0	400.000
402	10	99	00	Otros productos y útiles diversos	50.000	0	0	0	0	0	50.000
402	99	00	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**894.640**	**0**	**0**	**0**	**0**	0	**894.640**
403	06	00	00	Servicios de transporte y almacenaje	224.440	0	0	0	0	0	224.440
403	06	01	00	Fletes y embalajes	224.440	0	0	0	0	0	224.440
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
403	10	00	00	Servicios profesionales y técnicos	110.000	0	0	0	0	0	110.000
403	10	11	00	Servicios para la elaboración y suministro de comida	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	80.000	0	0	0	0	0	80.000
403	18	00	00	Impuestos indirectos	460.200	0	0	0	0	0	460.200
403	18	01	00	Impuesto al valor agregado	450.200	0	0	0	0	0	450.200
403	18	99	00	Otros impuestos indirectos	10.000	0	0	0	0	0	10.000
403	99	00	00	Otros servicios no personales	40.000	0	0	0	0	0	40.000
403	99	01	00	Otros servicios no personales	40.000	0	0	0	0	0	40.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.500.000**	**0**	**0**	**0**	**0**	0	**3.500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	3.500.000	0	0	0	0	0	3.500.000
407	01	02	00	Donaciones corrientes internas al sector privado	3.500.000	0	0	0	0	0	3.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118932 520025000 ATENCIÓN INTEGRAL A LA POBLACIÓN INDÍGENA EN CONDICIÓN DE EXTREMA VULNERABILIDAD ASENTADAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: -MEJORAR LAS CONDICIONES DE SALUD DE LA POBLACIÓN INDÍGENA
-ESTANDARIZAR LA CALIDAD DE ATENCIÓN EN SALUD DE LA POBLACIÓN INDÍGENA QUE PERMITAN MEJORAR LAS CONDICIONES DE SALUD
-FOMENTAR LA CALIDAD DE ATENCIÓN EN BASE A LAS ACTIVIDADES REALIZADAS PARA OPTIMIZARLAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 142.877 **FEMENINO:** 71.867 **MASCULINO:** 71.010

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520025002 REALIZAR JORNADAS MÉDICAS DE ATENCIÓN PREVENTIVA A LAS ENFERMEDADES ENDÉMICAS E INFECTOCONTAGIOSAS EN LA POBLACIÓN INDÍGENA

UNIDAD DE MEDIDA: JORNADA **META:** 100

RESPONSABLE/EJECUTOR: MISIÓN GUAICAIPURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	02	01	Donaciones corrientes a personas	3.500.000	0	0	0	0	0	3.500.000
				Totales	**5.594.640**	**0**	**0**	**0**	**0**	**0**	**5.594.640**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118932 520025000 ATENCIÓN INTEGRAL A LA POBLACIÓN INDÍGENA EN CONDICIÓN DE EXTREMA VULNERABILIDAD ASENTADAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO:
-MEJORAR LAS CONDICIONES DE SALUD DE LA POBLACIÓN INDÍGENA
-ESTANDARIZAR LA CALIDAD DE ATENCIÓN EN SALUD DE LA POBLACIÓN INDÍGENA QUE PERMITAN MEJORAR LAS CONDICIONES DE SALUD
-FOMENTAR LA CALIDAD DE ATENCIÓN EN BASE A LAS ACTIVIDADES REALIZADAS PARA OPTIMIZARLAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 142.877 **FEMENINO:** 71.867 **MASCULINO:** 71.010

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520025003 DOTAR Y MANTENER LAS UNIDADES MÉDICAS DE ATENCIÓN PRIMARIA

UNIDAD DE MEDIDA: UNIDAD **META:** 12

RESPONSABLE/EJECUTOR: MISION GUAICAIPURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**343.840**	**0**	**0**	**0**	**0**	**0**	**343.840**
402	06	00	00	Productos químicos y derivados	90.000	0	0	0	0	0	90.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	80.000	0	0	0	0	0	80.000
402	08	00	00	Productos metálicos	80.000	0	0	0	0	0	80.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	50.000	0	0	0	0	0	50.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	153.840	0	0	0	0	0	153.840
402	10	02	00	Materiales y útiles de limpieza y aseo	20.000	0	0	0	0	0	20.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	103.840	0	0	0	0	0	103.840
402	10	11	00	Materiales eléctricos	20.000	0	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
402	99	01	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.078.080**	**0**	**0**	**0**	**0**	**0**	**1.078.080**
403	10	00	00	Servicios profesionales y técnicos	90.000	0	0	0	0	0	90.000
403	10	99	00	Otros servicios profesionales y técnicos	90.000	0	0	0	0	0	90.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	250.000	0	0	0	0	0	250.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	250.000	0	0	0	0	0	250.000
403	18	00	00	Impuestos indirectos	738.080	0	0	0	0	0	738.080
403	18	01	00	Impuesto al valor agregado	738.080	0	0	0	0	0	738.080
404	**00**	**00**	**00**	**Activos reales**	**1.250.000**	**0**	**0**	**0**	**0**	**0**	**1.250.000**
404	04	00	00	Equipos de transporte, tracción y elevación	1.250.000	0	0	0	0	0	1.250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118932 520025000 ATENCIÓN INTEGRAL A LA POBLACIÓN INDÍGENA EN CONDICIÓN DE EXTREMA VULNERABILIDAD ASENTADAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: -MEJORAR LAS CONDICIONES DE SALUD DE LA POBLACIÓN INDÍGENA
-ESTANDARIZAR LA CALIDAD DE ATENCIÓN EN SALUD DE LA POBLACIÓN INDÍGENA QUE PERMITAN MEJORAR LAS CONDICIONES DE SALUD
-FOMENTAR LA CALIDAD DE ATENCIÓN EN BASE A LAS ACTIVIDADES REALIZADAS PARA OPTIMIZARLAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 142.877 **FEMENINO:** 71.867 **MASCULINO:** 71.010

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520025003 DOTAR Y MANTENER LAS UNIDADES MÉDICAS DE ATENCIÓN PRIMARIA

UNIDAD DE MEDIDA: UNIDAD **META:** 12

RESPONSABLE/EJECUTOR: MISION GUAICAIPURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	01	00	Vehículos automotores terrestres	1.250.000	0	0	0	0	0	1.250.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.000.000	0	0	0	0	0	2.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	2.000.000	0	0	0	0	0	2.000.000
407	01	02	01	Donaciones corrientes a personas	2.000.000	0	0	0	0	0	2.000.000
				Totales	**4.671.920**	**0**	**0**	**0**	**0**	0	**4.671.920**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**19.000.000**	**0**	**0**	**0**	**0**	**0**	**19.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.798.956	0	0	0	0	0	10.798.956
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.830.288	0	0	0	0	0	1.830.288
401	01	18	00	Remuneraciones al personal contratado	7.762.392	0	0	0	0	0	7.762.392
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.206.276	0	0	0	0	0	1.206.276
401	03	00	00	Primas	3.013.800	0	0	0	0	0	3.013.800
401	03	40	00	Primas de profesionalización al personal contratado	931.488	0	0	0	0	0	931.488
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.038.312	0	0	0	0	0	1.038.312
401	03	96	00	Otras primas al personal contratado	1.044.000	0	0	0	0	0	1.044.000
401	04	00	00	Complementos de sueldos y salarios	1.288.000	0	0	0	0	0	1.288.000
401	04	18	00	Bono compensatorio de alimentación a obreros	280.000	0	0	0	0	0	280.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	828.000	0	0	0	0	0	828.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	180.000	0	0	0	0	0	180.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.101.930	0	0	0	0	0	2.101.930
401	05	04	00	Aguinaldos a obreros	160.000	0	0	0	0	0	160.000
401	05	06	00	Bono vacacional a obreros	40.000	0	0	0	0	0	40.000
401	05	07	00	Aguinaldos al personal contratado	1.021.930	0	0	0	0	0	1.021.930
401	05	08	00	Bono vacacional al personal contratado	380.000	0	0	0	0	0	380.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	380.000	0	0	0	0	0	380.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	120.000	0	0	0	0	0	120.000
401	06	00	00	Aportes patronales y legales	322.000	0	0	0	0	0	322.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	60.000	0	0	0	0	0	60.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.000	0	0	0	0	0	6.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.000	0	0	0	0	0	6.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	8.000	0	0	0	0	0	8.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	8.000	0	0	0	0	0	8.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	120.000	0	0	0	0	0	120.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	20.000	0	0	0	0	0	20.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	20.000	0	0	0	0	0	20.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	6.000	0	0	0	0	0	6.000
401	06	95	00	Otros aportes legales por personal contratado	48.000	0	0	0	0	0	48.000
401	07	00	00	Asistencia socio-económica	510.500	0	0	0	0	0	510.500
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.000	0	0	0	0	0	4.000
401	07	10	00	Dotación de uniformes a empleados	16.000	0	0	0	0	0	16.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.000	0	0	0	0	0	3.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.000	0	0	0	0	0	3.000
401	07	19	00	Ayudas por matrimonio de obreros	2.000	0	0	0	0	0	2.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	3.000	0	0	0	0	0	3.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	40.000	0	0	0	0	0	40.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	8.000	0	0	0	0	0	8.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	8.000	0	0	0	0	0	8.000
401	07	26	00	Dotación de uniformes a obreros	85.500	0	0	0	0	0	85.500
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	8.000	0	0	0	0	0	8.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	36.000	0	0	0	0	0	36.000
401	07	33	00	Asistencia socio-económica al personal contratado	213.000	0	0	0	0	0	213.000
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	4.000	0	0	0	0	0	4.000
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	4.000	0	0	0	0	0	4.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	30.000	0	0	0	0	0	30.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	40.000	0	0	0	0	0	40.000
401	08	00	00	Prestaciones sociales e indemnizaciones	964.814	0	0	0	0	0	964.814
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	120.000	0	0	0	0	0	120.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	680.000	0	0	0	0	0	680.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	164.814	0	0	0	0	0	164.814
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.531.630**	**0**	**0**	**0**	**0**	**0**	**13.531.630**
402	01	00	00	Productos alimenticios y agropecuarios	1.212.200	0	0	0	0	0	1.212.200
402	01	01	00	Alimentos y bebidas para personas	1.112.200	0	0	0	0	0	1.112.200
402	01	03	00	Productos agrícolas y pecuarios	100.000	0	0	0	0	0	100.000
402	02	00	00	Productos de minas, canteras y yacimientos	860.000	0	0	0	0	0	860.000
402	02	05	00	Piedra, arcilla, arena y tierra	860.000	0	0	0	0	0	860.000
402	03	00	00	Textiles y vestuarios	540.000	0	0	0	0	0	540.000
402	03	01	00	Textiles	120.000	0	0	0	0	0	120.000
402	03	02	00	Prendas de vestir	335.000	0	0	0	0	0	335.000
402	03	03	00	Calzados	85.000	0	0	0	0	0	85.000
402	04	00	00	Productos de cuero y caucho	400.000	0	0	0	0	0	400.000
402	04	03	00	Cauchos y tripas para vehículos	400.000	0	0	0	0	0	400.000
402	05	00	00	Productos de papel, cartón e impresos	1.095.000	0	0	0	0	0	1.095.000
402	05	01	00	Pulpa de madera, papel y cartón	165.000	0	0	0	0	0	165.000
402	05	02	00	Envases y cajas de papel y cartón	80.000	0	0	0	0	0	80.000
402	05	03	00	Productos de papel y cartón para oficina	370.000	0	0	0	0	0	370.000
402	05	04	00	Libros, revistas y periódicos	250.000	0	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	230.000	0	0	0	0	0	230.000
402	06	00	00	Productos químicos y derivados	1.395.000	0	0	0	0	0	1.395.000
402	06	03	00	Tintas, pinturas y colorantes	555.000	0	0	0	0	0	555.000
402	06	06	00	Combustibles y lubricantes	370.000	0	0	0	0	0	370.000
402	06	08	00	Productos plásticos	470.000	0	0	0	0	0	470.000
402	07	00	00	Productos minerales no metálicos	1.630.130	0	0	0	0	0	1.630.130
402	07	01	00	Productos de barro, loza y porcelana	150.000	0	0	0	0	0	150.000
402	07	02	00	Vidrios y productos de vidrio	90.000	0	0	0	0	0	90.000
402	07	03	00	Productos de arcilla para construcción	410.000	0	0	0	0	0	410.000
402	07	04	00	Cemento, cal y yeso	810.130	0	0	0	0	0	810.130
402	07	99	00	Otros productos minerales no metálicos	170.000	0	0	0	0	0	170.000
402	08	00	00	Productos metálicos	2.442.000	0	0	0	0	0	2.442.000
402	08	01	00	Productos primarios de hierro y acero	190.000	0	0	0	0	0	190.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.722.000	0	0	0	0	0	1.722.000
402	08	04	00	Productos metálicos estructurales	160.000	0	0	0	0	0	160.000
402	08	07	00	Material de señalamiento	30.000	0	0	0	0	0	30.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	160.000	0	0	0	0	0	160.000
402	08	99	00	Otros productos metálicos	180.000	0	0	0	0	0	180.000
402	09	00	00	Productos de madera	380.000	0	0	0	0	0	380.000
402	09	01	00	Productos primarios de madera	330.000	0	0	0	0	0	330.000
402	09	99	00	Otros productos de madera	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	2.521.000	0	0	0	0	0	2.521.000
402	10	01	00	Artículos de deporte, recreación y juguetes	30.000	0	0	0	0	0	30.000
402	10	02	00	Materiales y útiles de limpieza y aseo	290.000	0	0	0	0	0	290.000
402	10	03	00	Utensilios de cocina y comedor	50.000	0	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	470.000	0	0	0	0	0	470.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	20.000	0	0	0	0	0	20.000
402	10	07	00	Productos de seguridad en el trabajo	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	208.000	0	0	0	0	0	208.000
402	10	11	00	Materiales eléctricos	473.000	0	0	0	0	0	473.000
402	10	12	00	Materiales para instalaciones sanitarias	260.000	0	0	0	0	0	260.000
402	10	99	00	Otros productos y útiles diversos	700.000	0	0	0	0	0	700.000
402	99	00	00	Otros materiales y suministros	1.056.300	0	0	0	0	0	1.056.300
402	99	01	00	Otros materiales y suministros	1.056.300	0	0	0	0	0	1.056.300
403	**00**	**00**	**00**	**Servicios no personales**	**13.735.011**	**0**	**0**	**0**	**0**	**0**	**13.735.011**
403	02	00	00	Alquileres de maquinaria y equipos	1.015.078	0	0	0	0	0	1.015.078
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	350.000	0	0	0	0	0	350.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	485.078	0	0	0	0	0	485.078
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
403	02	99	00	Alquileres de otras maquinaria y equipos	80.000	0	0	0	0	0	80.000
403	06	00	00	Servicios de transporte y almacenaje	190.000	0	0	0	0	0	190.000
403	06	01	00	Fletes y embalajes	140.000	0	0	0	0	0	140.000
403	06	03	00	Estacionamiento	50.000	0	0	0	0	0	50.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	330.000	0	0	0	0	0	330.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	280.000	0	0	0	0	0	280.000
403	09	00	00	Viáticos y pasajes	1.271.400	0	0	0	0	0	1.271.400
403	09	01	00	Viáticos y pasajes dentro del país	740.000	0	0	0	0	0	740.000
403	09	02	00	Viáticos y pasajes fuera del país	531.400	0	0	0	0	0	531.400
403	10	00	00	Servicios profesionales y técnicos	1.584.309	0	0	0	0	0	1.584.309
403	10	06	00	Servicios de veterinaria	100.000	0	0	0	0	0	100.000
403	10	07	00	Servicios de capacitación y adiestramiento	92.000	0	0	0	0	0	92.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	09	00	Servicios de lavandería y tintorería	80.000	0	0	0	0	0	80.000
403	10	10	00	Servicios de vigilancia	20.000	0	0	0	0	0	20.000
403	10	11	00	Servicios para la elaboración y suministro de comida	532.290	0	0	0	0	0	532.290
403	10	99	00	Otros servicios profesionales y técnicos	760.019	0	0	0	0	0	760.019
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	600.000	0	0	0	0	0	600.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	600.000	0	0	0	0	0	600.000
403	18	00	00	Impuestos indirectos	8.076.224	0	0	0	0	0	8.076.224
403	18	01	00	Impuesto al valor agregado	7.816.224	0	0	0	0	0	7.816.224
403	18	99	00	Otros impuestos indirectos	260.000	0	0	0	0	0	260.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	100.000	0	0	0	0	0	100.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	100.000	0	0	0	0	0	100.000
403	99	00	00	Otros servicios no personales	568.000	0	0	0	0	0	568.000
403	99	01	00	Otros servicios no personales	568.000	0	0	0	0	0	568.000
404	**00**	**00**	**00**	**Activos reales**	**9.380.630**	**0**	**0**	**0**	**0**	**0**	**9.380.630**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.550.000	0	0	0	0	0	2.550.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	2.450.000	0	0	0	0	0	2.450.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	50.000	0	0	0	0	0	50.000
404	03	06	00	Maquinaria y equipos de energía	50.000	0	0	0	0	0	50.000
404	04	00	00	Equipos de transporte, tracción y elevación	4.600.000	0	0	0	0	0	4.600.000
404	04	01	00	Vehículos automotores terrestres	2.000.000	0	0	0	0	0	2.000.000
404	04	03	00	Equipos marítimos de transporte	500.000	0	0	0	0	0	500.000
404	04	06	00	Equipos auxiliares de transporte	2.100.000	0	0	0	0	0	2.100.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
404	05	01	00	Equipos de telecomunicaciones	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.230.630	0	0	0	0	0	1.230.630
404	09	02	00	Equipos de computación	30.630	0	0	0	0	0	30.630

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	1.200.000	0	0	0	0	0	1.200.000
404	10	00	00	Semovientes	100.000	0	0	0	0	0	100.000
404	10	01	00	Semovientes	100.000	0	0	0	0	0	100.000
404	99	00	00	Otros activos reales	800.000	0	0	0	0	0	800.000
404	99	01	00	Otros activos reales	800.000	0	0	0	0	0	800.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**76.494.723**	**0**	**0**	**0**	**0**	**0**	**76.494.723**
407	01	00	00	Transferencias y donaciones corrientes internas	59.494.723	0	0	0	0	0	59.494.723
407	01	02	00	Donaciones corrientes internas al sector privado	59.494.723	0	0	0	0	0	59.494.723
407	01	02	01	Donaciones corrientes a personas	59.494.723	0	0	0	0	0	59.494.723
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	17.000.000	0	0	0	0	0	17.000.000
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	17.000.000	0	0	0	0	0	17.000.000
407	12	01	02	Donaciones Corrientes a Consejos Comunales	17.000.000	0	0	0	0	0	17.000.000
				Totales	**132.141.994**	**0**	**0**	**0**	**0**	**0**	**132.141.994**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026001 ORGANIZACIÓN DE LAS CIUDADES INDÍGENAS, CONSEJOS COMUNALES Y COMUNAS INDÍGENAS EN CONSTRUCCIÓN

UNIDAD DE MEDIDA: CONSEJO COMUNAL **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**19.000.000**	**0**	**0**	**0**	**0**	**0**	**19.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.798.956	0	0	0	0	0	10.798.956
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.830.288	0	0	0	0	0	1.830.288
401	01	18	00	Remuneraciones al personal contratado	7.762.392	0	0	0	0	0	7.762.392
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.206.276	0	0	0	0	0	1.206.276
401	03	00	00	Primas	3.013.800	0	0	0	0	0	3.013.800
401	03	40	00	Primas de profesionalización al personal contratado	931.488	0	0	0	0	0	931.488
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.038.312	0	0	0	0	0	1.038.312
401	03	96	00	Otras primas al personal contratado	1.044.000	0	0	0	0	0	1.044.000
401	04	00	00	Complementos de sueldos y salarios	1.288.000	0	0	0	0	0	1.288.000
401	04	18	00	Bono compensatorio de alimentación a obreros	280.000	0	0	0	0	0	280.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	828.000	0	0	0	0	0	828.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	180.000	0	0	0	0	0	180.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.101.930	0	0	0	0	0	2.101.930
401	05	04	00	Aguinaldos a obreros	160.000	0	0	0	0	0	160.000
401	05	06	00	Bono vacacional a obreros	40.000	0	0	0	0	0	40.000
401	05	07	00	Aguinaldos al personal contratado	1.021.930	0	0	0	0	0	1.021.930
401	05	08	00	Bono vacacional al personal contratado	380.000	0	0	0	0	0	380.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	380.000	0	0	0	0	0	380.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	120.000	0	0	0	0	0	120.000
401	06	00	00	Aportes patronales y legales	322.000	0	0	0	0	0	322.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026001 ORGANIZACIÓN DE LAS CIUDADES INDÍGENAS, CONSEJOS COMUNALES Y COMUNAS INDÍGENAS EN CONSTRUCCIÓN

UNIDAD DE MEDIDA: CONSEJO COMUNAL **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	60.000	0	0	0	0	0	60.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.000	0	0	0	0	0	6.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.000	0	0	0	0	0	6.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	20.000	0	0	0	0	0	20.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	8.000	0	0	0	0	0	8.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	8.000	0	0	0	0	0	8.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	120.000	0	0	0	0	0	120.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	20.000	0	0	0	0	0	20.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	20.000	0	0	0	0	0	20.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	6.000	0	0	0	0	0	6.000
401	06	95	00	Otros aportes legales por personal contratado	48.000	0	0	0	0	0	48.000
401	07	00	00	Asistencia socio-económica	510.500	0	0	0	0	0	510.500
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.000	0	0	0	0	0	4.000
401	07	10	00	Dotación de uniformes a empleados	16.000	0	0	0	0	0	16.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.000	0	0	0	0	0	3.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.000	0	0	0	0	0	3.000
401	07	19	00	Ayudas por matrimonio de obreros	2.000	0	0	0	0	0	2.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	3.000	0	0	0	0	0	3.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	40.000	0	0	0	0	0	40.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026001 ORGANIZACIÓN DE LAS CIUDADES INDÍGENAS, CONSEJOS COMUNALES Y COMUNAS INDÍGENAS EN CONSTRUCCIÓN

UNIDAD DE MEDIDA: CONSEJO COMUNAL **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	8.000	0	0	0	0	0	8.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	8.000	0	0	0	0	0	8.000
401	07	26	00	Dotación de uniformes a obreros	85.500	0	0	0	0	0	85.500
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	8.000	0	0	0	0	0	8.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	36.000	0	0	0	0	0	36.000
401	07	33	00	Asistencia socio-económica al personal contratado	213.000	0	0	0	0	0	213.000
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	4.000	0	0	0	0	0	4.000
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	4.000	0	0	0	0	0	4.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	30.000	0	0	0	0	0	30.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	40.000	0	0	0	0	0	40.000
401	08	00	00	Prestaciones sociales e indemnizaciones	964.814	0	0	0	0	0	964.814
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	120.000	0	0	0	0	0	120.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	680.000	0	0	0	0	0	680.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	164.814	0	0	0	0	0	164.814
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**623.000**	**0**	**0**	**0**	**0**	**0**	**623.000**
402	05	00	00	Productos de papel, cartón e impresos	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026001 ORGANIZACIÓN DE LAS CIUDADES INDÍGENAS, CONSEJOS COMUNALES Y COMUNAS INDÍGENAS EN CONSTRUCCIÓN

UNIDAD DE MEDIDA: CONSEJO COMUNAL **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	00	00	Productos minerales no metálicos	130.000	0	0	0	0	0	130.000
402	07	03	00	Productos de arcilla para construcción	80.000	0	0	0	0	0	80.000
402	07	04	00	Cemento, cal y yeso	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	393.000	0	0	0	0	0	393.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	0	150.000
402	10	11	00	Materiales eléctricos	93.000	0	0	0	0	0	93.000
402	10	99	00	Otros productos y útiles diversos	150.000	0	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**377.000**	**0**	**0**	**0**	**0**	**0**	**377.000**
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	92.000	0	0	0	0	0	92.000
403	10	07	00	Servicios de capacitación y adiestramiento	92.000	0	0	0	0	0	92.000
403	18	00	00	Impuestos indirectos	165.000	0	0	0	0	0	165.000
403	18	01	00	Impuesto al valor agregado	165.000	0	0	0	0	0	165.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	100.000	0	0	0	0	0	100.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	100.000	0	0	0	0	0	100.000
				Totales	**20.000.000**	**0**	**0**	**0**	**0**	**0**	**20.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026002 SUMINISTRO DE INSUMOS Y MEDIOS NECESARIOS PARA LAS ACTIVIDADES SOCIO-PRODUCTIVAS INDÍGENAS PARA GARANTIZAR EL DESARROLLO COMUNAL AGROALIMENTARIO FORTALECIENDO LOS CENTROS INDÍGENAS DE FORMACIÓN Y PRODUCCIÓN AGROECOLÓGICOS SOCIALISTAS

UNIDAD DE MEDIDA: INSUMO **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.730.000**	**0**	**0**	**0**	**0**	**0**	**2.730.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	02	00	00	Productos de minas, canteras y yacimientos	350.000	0	0	0	0	0	350.000
402	02	05	00	Piedra, arcilla, arena y tierra	350.000	0	0	0	0	0	350.000
402	03	00	00	Textiles y vestuarios	75.000	0	0	0	0	0	75.000
402	03	01	00	Textiles	30.000	0	0	0	0	0	30.000
402	03	02	00	Prendas de vestir	30.000	0	0	0	0	0	30.000
402	03	03	00	Calzados	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	15.000	0	0	0	0	0	15.000
402	05	01	00	Pulpa de madera, papel y cartón	15.000	0	0	0	0	0	15.000
402	06	00	00	Productos químicos y derivados	537.000	0	0	0	0	0	537.000
402	06	03	00	Tintas, pinturas y colorantes	230.000	0	0	0	0	0	230.000
402	06	06	00	Combustibles y lubricantes	150.000	0	0	0	0	0	150.000
402	06	08	00	Productos plásticos	157.000	0	0	0	0	0	157.000
402	07	00	00	Productos minerales no metálicos	300.000	0	0	0	0	0	300.000
402	07	03	00	Productos de arcilla para construcción	150.000	0	0	0	0	0	150.000
402	07	04	00	Cemento, cal y yeso	130.000	0	0	0	0	0	130.000
402	07	99	00	Otros productos minerales no metálicos	20.000	0	0	0	0	0	20.000
402	08	00	00	Productos metálicos	950.000	0	0	0	0	0	950.000
402	08	01	00	Productos primarios de hierro y acero	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026002 SUMINISTRO DE INSUMOS Y MEDIOS NECESARIOS PARA LAS ACTIVIDADES SOCIO-PRODUCTIVAS INDÍGENAS PARA GARANTIZAR EL DESARROLLO COMUNAL AGROALIMENTARIO FORTALECIENDO LOS CENTROS INDÍGENAS DE FORMACIÓN Y PRODUCCIÓN AGROECOLÓGICOS SOCIALISTAS

UNIDAD DE MEDIDA: INSUMO **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	800.000	0	0	0	0	0	800.000
402	08	04	00	Productos metálicos estructurales	20.000	0	0	0	0	0	20.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	100.000	0	0	0	0	0	100.000
402	09	00	00	Productos de madera	100.000	0	0	0	0	0	100.000
402	09	01	00	Productos primarios de madera	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	303.000	0	0	0	0	0	303.000
402	10	02	00	Materiales y útiles de limpieza y aseo	80.000	0	0	0	0	0	80.000
402	10	03	00	Utensilios de cocina y comedor	50.000	0	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	8.000	0	0	0	0	0	8.000
402	10	11	00	Materiales eléctricos	80.000	0	0	0	0	0	80.000
402	10	12	00	Materiales para instalaciones sanitarias	60.000	0	0	0	0	0	60.000
402	10	99	00	Otros productos y útiles diversos	20.000	0	0	0	0	0	20.000
402	99	00	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.590.000**	**0**	**0**	**0**	**0**	**0**	**3.590.000**
403	02	00	00	Alquileres de maquinaria y equipos	430.000	0	0	0	0	0	430.000
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	350.000	0	0	0	0	0	350.000
403	02	99	00	Alquileres de otras maquinaria y equipos	80.000	0	0	0	0	0	80.000
403	06	00	00	Servicios de transporte y almacenaje	90.000	0	0	0	0	0	90.000
403	06	01	00	Fletes y embalajes	90.000	0	0	0	0	0	90.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026002 SUMINISTRO DE INSUMOS Y MEDIOS NECESARIOS PARA LAS ACTIVIDADES SOCIO-PRODUCTIVAS INDÍGENAS PARA GARANTIZAR EL DESARROLLO COMUNAL AGROALIMENTARIO FORTALECIENDO LOS CENTROS INDÍGENAS DE FORMACIÓN Y PRODUCCIÓN AGROECOLÓGICOS SOCIALISTAS

UNIDAD DE MEDIDA: INSUMO **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	110.000	0	0	0	0	0	110.000
403	09	01	00	Viáticos y pasajes dentro del país	110.000	0	0	0	0	0	110.000
403	10	00	00	Servicios profesionales y técnicos	250.000	0	0	0	0	0	250.000
403	10	06	00	Servicios de veterinaria	100.000	0	0	0	0	0	100.000
403	10	10	00	Servicios de vigilancia	20.000	0	0	0	0	0	20.000
403	10	11	00	Servicios para la elaboración y suministro de comida	50.000	0	0	0	0	0	50.000
403	10	99	00	Otros servicios profesionales y técnicos	80.000	0	0	0	0	0	80.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	300.000	0	0	0	0	0	300.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	2.040.000	0	0	0	0	0	2.040.000
403	18	01	00	Impuesto al valor agregado	1.990.000	0	0	0	0	0	1.990.000
403	18	99	00	Otros impuestos indirectos	50.000	0	0	0	0	0	50.000
403	99	00	00	Otros servicios no personales	370.000	0	0	0	0	0	370.000
403	99	01	00	Otros servicios no personales	370.000	0	0	0	0	0	370.000
404	**00**	**00**	**00**	**Activos reales**	**3.680.000**	**0**	**0**	**0**	**0**	**0**	**3.680.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.080.000	0	0	0	0	0	1.080.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	1.030.000	0	0	0	0	0	1.030.000
404	03	06	00	Maquinaria y equipos de energía	50.000	0	0	0	0	0	50.000
404	04	00	00	Equipos de transporte, tracción y elevación	900.000	0	0	0	0	0	900.000
404	04	06	00	Equipos auxiliares de transporte	900.000	0	0	0	0	0	900.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	800.000	0	0	0	0	0	800.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026002 SUMINISTRO DE INSUMOS Y MEDIOS NECESARIOS PARA LAS ACTIVIDADES SOCIO-PRODUCTIVAS INDÍGENAS PARA GARANTIZAR EL DESARROLLO COMUNAL AGROALIMENTARIO FORTALECIENDO LOS CENTROS INDÍGENAS DE FORMACIÓN Y PRODUCCIÓN AGROECOLÓGICOS SOCIALISTAS

UNIDAD DE MEDIDA: INSUMO **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	800.000	0	0	0	0	0	800.000
404	10	00	00	Semovientes	100.000	0	0	0	0	0	100.000
404	10	01	00	Semovientes	100.000	0	0	0	0	0	100.000
404	99	00	00	Otros activos reales	800.000	0	0	0	0	0	800.000
404	99	01	00	Otros activos reales	800.000	0	0	0	0	0	800.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.112.865**	0	0	0	0	0	**13.112.865**
407	01	00	00	Transferencias y donaciones corrientes internas	13.112.865	0	0	0	0	0	13.112.865
407	01	02	00	Donaciones corrientes internas al sector privado	13.112.865	0	0	0	0	0	13.112.865
407	01	02	01	Donaciones corrientes a personas	13.112.865	0	0	0	0	0	13.112.865
				Totales	**23.112.865**	0	0	0	0	0	**23.112.865**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026003 DESARROLLO INTEGRAL DE LAS COMUNIDADES DEMARCADAS, CIUDADES INDÍGENAS Y CONSEJOS COMUNALES INDÍGENAS

UNIDAD DE MEDIDA: OBRA **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.200.130**	**0**	**0**	**0**	**0**	0	**4.200.130**
402	01	00	00	Productos alimenticios y agropecuarios	250.000	0	0	0	0	0	250.000
402	01	01	00	Alimentos y bebidas para personas	250.000	0	0	0	0	0	250.000
402	02	00	00	Productos de minas, canteras y yacimientos	350.000	0	0	0	0	0	350.000
402	02	05	00	Piedra, arcilla, arena y tierra	350.000	0	0	0	0	0	350.000
402	03	00	00	Textiles y vestuarios	100.000	0	0	0	0	0	100.000
402	03	01	00	Textiles	50.000	0	0	0	0	0	50.000
402	03	02	00	Prendas de vestir	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	450.000	0	0	0	0	0	450.000
402	06	03	00	Tintas, pinturas y colorantes	200.000	0	0	0	0	0	200.000
402	06	08	00	Productos plásticos	250.000	0	0	0	0	0	250.000
402	07	00	00	Productos minerales no metálicos	1.060.130	0	0	0	0	0	1.060.130
402	07	01	00	Productos de barro, loza y porcelana	150.000	0	0	0	0	0	150.000
402	07	02	00	Vidrios y productos de vidrio	90.000	0	0	0	0	0	90.000
402	07	03	00	Productos de arcilla para construcción	180.000	0	0	0	0	0	180.000
402	07	04	00	Cemento, cal y yeso	490.130	0	0	0	0	0	490.130
402	07	99	00	Otros productos minerales no metálicos	150.000	0	0	0	0	0	150.000
402	08	00	00	Productos metálicos	710.000	0	0	0	0	0	710.000
402	08	01	00	Productos primarios de hierro y acero	100.000	0	0	0	0	0	100.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	350.000	0	0	0	0	0	350.000
402	08	04	00	Productos metálicos estructurales	80.000	0	0	0	0	0	80.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026003 DESARROLLO INTEGRAL DE LAS COMUNIDADES DEMARCADAS, CIUDADES INDÍGENAS Y CONSEJOS COMUNALES INDÍGENAS

UNIDAD DE MEDIDA: OBRA **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	99	00	Otros productos metálicos	180.000	0	0	0	0	0	180.000
402	09	00	00	Productos de madera	170.000	0	0	0	0	0	170.000
402	09	01	00	Productos primarios de madera	120.000	0	0	0	0	0	120.000
402	09	99	00	Otros productos de madera	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	810.000	0	0	0	0	0	810.000
402	10	02	00	Materiales y útiles de limpieza y aseo	180.000	0	0	0	0	0	180.000
402	10	11	00	Materiales eléctricos	180.000	0	0	0	0	0	180.000
402	10	12	00	Materiales para instalaciones sanitarias	200.000	0	0	0	0	0	200.000
402	10	99	00	Otros productos y útiles diversos	250.000	0	0	0	0	0	250.000
402	99	00	00	Otros materiales y suministros	300.000	0	0	0	0	0	300.000
402	99	01	00	Otros materiales y suministros	300.000	0	0	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.180.019**	**0**	**0**	**0**	**0**	0	**3.180.019**
403	10	00	00	Servicios profesionales y técnicos	180.019	0	0	0	0	0	180.019
403	10	99	00	Otros servicios profesionales y técnicos	180.019	0	0	0	0	0	180.019
403	18	00	00	Impuestos indirectos	3.000.000	0	0	0	0	0	3.000.000
403	18	01	00	Impuesto al valor agregado	3.000.000	0	0	0	0	0	3.000.000
404	**00**	**00**	**00**	**Activos reales**	**3.000.000**	**0**	**0**	**0**	**0**	0	**3.000.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.400.000	0	0	0	0	0	1.400.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	1.400.000	0	0	0	0	0	1.400.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.200.000	0	0	0	0	0	1.200.000
404	04	06	00	Equipos auxiliares de transporte	1.200.000	0	0	0	0	0	1.200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026003 DESARROLLO INTEGRAL DE LAS COMUNIDADES DEMARCADAS, CIUDADES INDÍGENAS Y CONSEJOS COMUNALES INDÍGENAS

UNIDAD DE MEDIDA: OBRA **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	400.000	0	0	0	0	0	400.000
404	09	03	00	Mobiliario y equipos de alojamiento	400.000	0	0	0	0	0	400.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**36.630.012**	**0**	**0**	**0**	**0**	0	**36.630.012**
407	01	00	00	Transferencias y donaciones corrientes internas	36.630.012	0	0	0	0	0	36.630.012
407	01	02	00	Donaciones corrientes internas al sector privado	36.630.012	0	0	0	0	0	36.630.012
407	01	02	01	Donaciones corrientes a personas	36.630.012	0	0	0	0	0	36.630.012
				Totales	**47.010.161**	**0**	**0**	**0**	**0**	0	**47.010.161**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026004 CONSTRUCCIÓN Y ACONDICIONAMIENTO DE LOS ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ARMÓNICAS ANCESTRALES DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS EN SU HÁBITAT

UNIDAD DE MEDIDA: CENTRO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**490.000**	**0**	**0**	**0**	**0**	0	**490.000**
402	02	00	00	Productos de minas, canteras y yacimientos	80.000	0	0	0	0	0	80.000
402	02	05	00	Piedra, arcilla, arena y tierra	80.000	0	0	0	0	0	80.000
402	03	00	00	Textiles y vestuarios	55.000	0	0	0	0	0	55.000
402	03	01	00	Textiles	30.000	0	0	0	0	0	30.000
402	03	02	00	Prendas de vestir	25.000	0	0	0	0	0	25.000
402	06	00	00	Productos químicos y derivados	73.000	0	0	0	0	0	73.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	0	50.000
402	06	08	00	Productos plásticos	23.000	0	0	0	0	0	23.000
402	07	00	00	Productos minerales no metálicos	80.000	0	0	0	0	0	80.000
402	07	04	00	Cemento, cal y yeso	80.000	0	0	0	0	0	80.000
402	08	00	00	Productos metálicos	102.000	0	0	0	0	0	102.000
402	08	01	00	Productos primarios de hierro y acero	30.000	0	0	0	0	0	30.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	42.000	0	0	0	0	0	42.000
402	08	04	00	Productos metálicos estructurales	30.000	0	0	0	0	0	30.000
402	09	00	00	Productos de madera	30.000	0	0	0	0	0	30.000
402	09	01	00	Productos primarios de madera	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	70.000	0	0	0	0	0	70.000
402	10	11	00	Materiales eléctricos	50.000	0	0	0	0	0	50.000
402	10	99	00	Otros productos y útiles diversos	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**593.154**	**0**	**0**	**0**	**0**	0	**593.154**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026004 CONSTRUCCIÓN Y ACONDICIONAMIENTO DE LOS ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ARMÓNICAS ANCESTRALES DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS EN SU HÁBITAT

UNIDAD DE MEDIDA: CENTRO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	80.000	0	0	0	0	0	80.000
403	10	09	00	Servicios de lavandería y tintorería	80.000	0	0	0	0	0	80.000
403	18	00	00	Impuestos indirectos	465.154	0	0	0	0	0	465.154
403	18	01	00	Impuesto al valor agregado	465.154	0	0	0	0	0	465.154
403	99	00	00	Otros servicios no personales	48.000	0	0	0	0	0	48.000
403	99	01	00	Otros servicios no personales	48.000	0	0	0	0	0	48.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.856.846**	**0**	**0**	**0**	**0**	**0**	**2.856.846**
407	01	00	00	Transferencias y donaciones corrientes internas	2.856.846	0	0	0	0	0	2.856.846
407	01	02	00	Donaciones corrientes internas al sector privado	2.856.846	0	0	0	0	0	2.856.846
407	01	02	01	Donaciones corrientes a personas	2.856.846	0	0	0	0	0	2.856.846
				Totales	**3.940.000**	**0**	**0**	**0**	**0**	**0**	**3.940.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026005 CONSTRUCCIÓN DE VIVIENDAS AUTÓCTONAS INDÍGENAS EN EL COMPLEJO INDOAMERICANO GRAN CACIQUE GUACAIPURO

UNIDAD DE MEDIDA: OBRA **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**500.000**	**0**	**0**	**0**	**0**	0	**500.000**
402	02	00	00	Productos de minas, canteras y yacimientos	80.000	0	0	0	0	0	80.000
402	02	05	00	Piedra, arcilla, arena y tierra	80.000	0	0	0	0	0	80.000
402	03	00	00	Textiles y vestuarios	20.000	0	0	0	0	0	20.000
402	03	01	00	Textiles	10.000	0	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	70.000	0	0	0	0	0	70.000
402	06	03	00	Tintas, pinturas y colorantes	30.000	0	0	0	0	0	30.000
402	06	08	00	Productos plásticos	40.000	0	0	0	0	0	40.000
402	07	00	00	Productos minerales no metálicos	60.000	0	0	0	0	0	60.000
402	07	04	00	Cemento, cal y yeso	60.000	0	0	0	0	0	60.000
402	08	00	00	Productos metálicos	110.000	0	0	0	0	0	110.000
402	08	01	00	Productos primarios de hierro y acero	30.000	0	0	0	0	0	30.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	50.000	0	0	0	0	0	50.000
402	08	04	00	Productos metálicos estructurales	30.000	0	0	0	0	0	30.000
402	09	00	00	Productos de madera	20.000	0	0	0	0	0	20.000
402	09	01	00	Productos primarios de madera	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	140.000	0	0	0	0	0	140.000
402	10	11	00	Materiales eléctricos	30.000	0	0	0	0	0	30.000
402	10	99	00	Otros productos y útiles diversos	110.000	0	0	0	0	0	110.000
403	**00**	**00**	**00**	**Servicios no personales**	**705.000**	**0**	**0**	**0**	**0**	0	**705.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026005 CONSTRUCCIÓN DE VIVIENDAS AUTÓCTONAS INDÍGENAS EN EL COMPLEJO INDOAMERICANO GRAN CACIQUE GUACAIPURO

UNIDAD DE MEDIDA: OBRA **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	210.000	0	0	0	0	0	210.000
403	10	99	00	Otros servicios profesionales y técnicos	210.000	0	0	0	0	0	210.000
403	18	00	00	Impuestos indirectos	445.000	0	0	0	0	0	445.000
403	18	01	00	Impuesto al valor agregado	445.000	0	0	0	0	0	445.000
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.295.000**	**0**	**0**	**0**	**0**	0	**2.295.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.295.000	0	0	0	0	0	2.295.000
407	01	02	00	Donaciones corrientes internas al sector privado	2.295.000	0	0	0	0	0	2.295.000
407	01	02	01	Donaciones corrientes a personas	2.295.000	0	0	0	0	0	2.295.000
				Totales	**3.500.000**	**0**	**0**	**0**	**0**	0	**3.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026006 EJECUCIÓN DE PROYECTOS SOCIALES, ECONÓMICOS Y TURÍSTICOS PRESENTADOS POR LAS COMUNIDADES, CONSEJOS COMUNALES Y COMUNAS INDÍGENAS FORTALECIENDO EL PROCESO DE TRANSFERENCIA DEL PODER AL PUEBLO INDÍGENA

UNIDAD DE MEDIDA: PROYECTO **META:** 120

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**17.000.000**	**0**	**0**	**0**	**0**	**0**	**17.000.000**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	17.000.000	0	0	0	0	0	17.000.000
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	17.000.000	0	0	0	0	0	17.000.000
407	12	01	02	Donaciones Corrientes a Consejos Comunales	17.000.000	0	0	0	0	0	17.000.000
				Totales	**17.000.000**	**0**	**0**	**0**	**0**	**0**	**17.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026007 REALIZAR EVENTOS DE ÉTICA BIDIRECCIONAL, INTEGRACIÓN E IDENTIDAD CULTURAL ENTRE LOS PUEBLOS INDÍGENAS Y EL RESTO DE LA POBLACIÓN NACIONAL E INTERNACIONAL

UNIDAD DE MEDIDA: EVENTO **META:** 2.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.520.000**	**0**	**0**	**0**	**0**	**0**	**1.520.000**
402	01	00	00	Productos alimenticios y agropecuarios	520.000	0	0	0	0	0	520.000
402	01	01	00	Alimentos y bebidas para personas	520.000	0	0	0	0	0	520.000
402	03	00	00	Textiles y vestuarios	20.000	0	0	0	0	0	20.000
402	03	02	00	Prendas de vestir	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	580.000	0	0	0	0	0	580.000
402	05	01	00	Pulpa de madera, papel y cartón	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	150.000	0	0	0	0	0	150.000
402	05	04	00	Libros, revistas y periódicos	100.000	0	0	0	0	0	100.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	230.000	0	0	0	0	0	230.000
402	09	00	00	Productos de madera	60.000	0	0	0	0	0	60.000
402	09	01	00	Productos primarios de madera	60.000	0	0	0	0	0	60.000
402	10	00	00	Productos varios y útiles diversos	140.000	0	0	0	0	0	140.000
402	10	01	00	Artículos de deporte, recreación y juguetes	30.000	0	0	0	0	0	30.000
402	10	06	00	Condecoraciones, ofrendas y similares	20.000	0	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	90.000	0	0	0	0	0	90.000
402	99	00	00	Otros materiales y suministros	200.000	0	0	0	0	0	200.000
402	99	01	00	Otros materiales y suministros	200.000	0	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.600.078**	**0**	**0**	**0**	**0**	**0**	**2.600.078**
403	02	00	00	Alquileres de maquinaria y equipos	320.078	0	0	0	0	0	320.078
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	320.078	0	0	0	0	0	320.078

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026007 REALIZAR EVENTOS DE ÉTICA BIDIRECCIONAL, INTEGRACIÓN E IDENTIDAD CULTURAL ENTRE LOS PUEBLOS INDÍGENAS Y EL RESTO DE LA POBLACIÓN NACIONAL E INTERNACIONAL

UNIDAD DE MEDIDA: EVENTO **META:** 2.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	180.000	0	0	0	0	0	180.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	130.000	0	0	0	0	0	130.000
403	09	00	00	Viáticos y pasajes	900.000	0	0	0	0	0	900.000
403	09	01	00	Viáticos y pasajes dentro del país	450.000	0	0	0	0	0	450.000
403	09	02	00	Viáticos y pasajes fuera del país	450.000	0	0	0	0	0	450.000
403	10	00	00	Servicios profesionales y técnicos	500.000	0	0	0	0	0	500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	380.000	0	0	0	0	0	380.000
403	10	99	00	Otros servicios profesionales y técnicos	120.000	0	0	0	0	0	120.000
403	18	00	00	Impuestos indirectos	700.000	0	0	0	0	0	700.000
403	18	01	00	Impuesto al valor agregado	500.000	0	0	0	0	0	500.000
403	18	99	00	Otros impuestos indirectos	200.000	0	0	0	0	0	200.000
				Totales	**4.120.078**	**0**	**0**	**0**	**0**	**0**	**4.120.078**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026008 CAPACITACIÓN A LAS COMUNIDADES, CIUDADES Y CONSEJOS COMUNALES INDÍGENAS SOBRE EL PROCESO DE DEMARCACIÓN DE HÁBITAT Y TIERRA

UNIDAD DE MEDIDA: TALLER **META:** 500

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.056.300**	**0**	**0**	**0**	**0**	0	**1.056.300**
402	01	00	00	Productos alimenticios y agropecuarios	150.000	0	0	0	0	0	150.000
402	01	01	00	Alimentos y bebidas para personas	150.000	0	0	0	0	0	150.000
402	03	00	00	Textiles y vestuarios	90.000	0	0	0	0	0	90.000
402	03	02	00	Prendas de vestir	90.000	0	0	0	0	0	90.000
402	05	00	00	Productos de papel, cartón e impresos	250.000	0	0	0	0	0	250.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	0	100.000
402	05	04	00	Libros, revistas y periódicos	150.000	0	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	450.000	0	0	0	0	0	450.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	250.000	0	0	0	0	0	250.000
402	10	08	00	Materiales para equipos de computación	200.000	0	0	0	0	0	200.000
402	99	00	00	Otros materiales y suministros	116.300	0	0	0	0	0	116.300
402	99	01	00	Otros materiales y suministros	116.300	0	0	0	0	0	116.300
403	**00**	**00**	**00**	**Servicios no personales**	**1.118.070**	**0**	**0**	**0**	0	0	**1.118.070**
403	02	00	00	Alquileres de maquinaria y equipos	250.000	0	0	0	0	0	250.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	150.000	0	0	0	0	0	150.000
403	07	03	00	Relaciones sociales	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026008 CAPACITACIÓN A LAS COMUNIDADES, CIUDADES Y CONSEJOS COMUNALES INDÍGENAS SOBRE EL PROCESO DE DEMARCACIÓN DE HÁBITAT Y TIERRA

UNIDAD DE MEDIDA: TALLER **META:** 500

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	130.000	0	0	0	0	0	130.000
403	10	11	00	Servicios para la elaboración y suministro de comida	80.000	0	0	0	0	0	80.000
403	10	99	00	Otros servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	488.070	0	0	0	0	0	488.070
403	18	01	00	Impuesto al valor agregado	478.070	0	0	0	0	0	478.070
403	18	99	00	Otros impuestos indirectos	10.000	0	0	0	0	0	10.000
404	**00**	**00**	**00**	**Activos reales**	**180.630**	**0**	**0**	**0**	**0**	**0**	**180.630**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	50.000	0	0	0	0	0	50.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	50.000	0	0	0	0	0	50.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
404	05	01	00	Equipos de telecomunicaciones	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	30.630	0	0	0	0	0	30.630
404	09	02	00	Equipos de computación	30.630	0	0	0	0	0	30.630
				Totales	**2.355.000**	**0**	**0**	**0**	**0**	**0**	**2.355.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026009 FORTALECER LA UNIDAD DE TRANSPORTE SOCIALISTA INDÍGENA (RED DE TRANSPORTE TERRESTRE Y FLUVIAL)

UNIDAD DE MEDIDA: UNIDAD **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.820.000**	**0**	**0**	**0**	**0**	**0**	**1.820.000**
402	03	00	00	Textiles y vestuarios	130.000	0	0	0	0	0	130.000
402	03	02	00	Prendas de vestir	60.000	0	0	0	0	0	60.000
402	03	03	00	Calzados	70.000	0	0	0	0	0	70.000
402	04	00	00	Productos de cuero y caucho	400.000	0	0	0	0	0	400.000
402	04	03	00	Cauchos y tripas para vehículos	400.000	0	0	0	0	0	400.000
402	06	00	00	Productos químicos y derivados	265.000	0	0	0	0	0	265.000
402	06	03	00	Tintas, pinturas y colorantes	45.000	0	0	0	0	0	45.000
402	06	06	00	Combustibles y lubricantes	220.000	0	0	0	0	0	220.000
402	08	00	00	Productos metálicos	570.000	0	0	0	0	0	570.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	480.000	0	0	0	0	0	480.000
402	08	07	00	Material de señalamiento	30.000	0	0	0	0	0	30.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	60.000	0	0	0	0	0	60.000
402	10	00	00	Productos varios y útiles diversos	90.000	0	0	0	0	0	90.000
402	10	02	00	Materiales y útiles de limpieza y aseo	30.000	0	0	0	0	0	30.000
402	10	07	00	Productos de seguridad en el trabajo	20.000	0	0	0	0	0	20.000
402	10	11	00	Materiales eléctricos	40.000	0	0	0	0	0	40.000
402	99	00	00	Otros materiales y suministros	365.000	0	0	0	0	0	365.000
402	99	01	00	Otros materiales y suministros	365.000	0	0	0	0	0	365.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.033.000**	**0**	**0**	**0**	**0**	**0**	**1.033.000**
403	06	00	00	Servicios de transporte y almacenaje	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 520026009 FORTALECER LA UNIDAD DE TRANSPORTE SOCIALISTA INDÍGENA (RED DE TRANSPORTE TERRESTRE Y FLUVIAL)

UNIDAD DE MEDIDA: UNIDAD **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	01	00	Fletes y embalajes	50.000	0	0	0	0	0	50.000
403	06	03	00	Estacionamiento	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	300.000	0	0	0	0	0	300.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	433.000	0	0	0	0	0	433.000
403	18	01	00	Impuesto al valor agregado	433.000	0	0	0	0	0	433.000
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**2.500.000**	**0**	**0**	**0**	**0**	**0**	**2.500.000**
404	04	00	00	Equipos de transporte, tracción y elevación	2.500.000	0	0	0	0	0	2.500.000
404	04	01	00	Vehículos automotores terrestres	2.000.000	0	0	0	0	0	2.000.000
404	04	03	00	Equipos marítimos de transporte	500.000	0	0	0	0	0	500.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.900.000**	**0**	**0**	**0**	**0**	**0**	**2.900.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.900.000	0	0	0	0	0	2.900.000
407	01	02	00	Donaciones corrientes internas al sector privado	2.900.000	0	0	0	0	0	2.900.000
407	01	02	01	Donaciones corrientes a personas	2.900.000	0	0	0	0	0	2.900.000
				Totales	**8.253.000**	**0**	**0**	**0**	**0**	**0**	**8.253.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026010 PROMOVER LA PARTICIPACIÓN ACTIVA DE LAS COMUNIDADES INDÍGENAS EN EL MARCO DE LOS CONVENIOS CELEBRADOS CON OTROS PAÍSES

UNIDAD DE MEDIDA: TALLER **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**368.600**	**0**	**0**	**0**	**0**	**0**	**368.600**
402	01	00	00	Productos alimenticios y agropecuarios	133.600	0	0	0	0	0	133.600
402	01	01	00	Alimentos y bebidas para personas	33.600	0	0	0	0	0	33.600
402	01	03	00	Productos agrícolas y pecuarios	100.000	0	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	130.000	0	0	0	0	0	130.000
402	05	01	00	Pulpa de madera, papel y cartón	50.000	0	0	0	0	0	50.000
402	05	02	00	Envases y cajas de papel y cartón	80.000	0	0	0	0	0	80.000
402	10	00	00	Productos varios y útiles diversos	105.000	0	0	0	0	0	105.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	45.000	0	0	0	0	0	45.000
402	10	99	00	Otros productos y útiles diversos	60.000	0	0	0	0	0	60.000
403	**00**	**00**	**00**	**Servicios no personales**	**431.400**	**0**	**0**	**0**	**0**	**0**	**431.400**
403	09	00	00	Viáticos y pasajes	141.400	0	0	0	0	0	141.400
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
403	09	02	00	Viáticos y pasajes fuera del país	81.400	0	0	0	0	0	81.400
403	18	00	00	Impuestos indirectos	290.000	0	0	0	0	0	290.000
403	18	01	00	Impuesto al valor agregado	290.000	0	0	0	0	0	290.000
				Totales	**800.000**	**0**	**0**	**0**	**0**	0	**800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026011 DESARROLLO DEL TRABAJO COMUNITARIO O SERVICIO VOLUNTARIO DE LOS TRABAJADORES Y TRABAJADORAS EN PRO DE LA POBLACIÓN INDÍGENA.

UNIDAD DE MEDIDA: JORNADA **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**223.600**	**0**	**0**	**0**	**0**	0	**223.600**
402	01	00	00	Productos alimenticios y agropecuarios	108.600	0	0	0	0	0	108.600
402	01	01	00	Alimentos y bebidas para personas	108.600	0	0	0	0	0	108.600
402	03	00	00	Textiles y vestuarios	50.000	0	0	0	0	0	50.000
402	03	02	00	Prendas de vestir	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.000	0	0	0	0	0	20.000
402	99	00	00	Otros materiales y suministros	25.000	0	0	0	0	0	25.000
402	99	01	00	Otros materiales y suministros	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**107.290**	**0**	**0**	**0**	**0**	0	**107.290**
403	02	00	00	Alquileres de maquinaria y equipos	15.000	0	0	0	0	0	15.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	15.000	0	0	0	0	0	15.000
403	10	00	00	Servicios profesionales y técnicos	42.290	0	0	0	0	0	42.290
403	10	11	00	Servicios para la elaboración y suministro de comida	22.290	0	0	0	0	0	22.290
403	10	99	00	Otros servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	50.000	0	0	0	0	0	50.000
403	18	01	00	Impuesto al valor agregado	50.000	0	0	0	0	0	50.000
404	**00**	**00**	**00**	**Activos reales**	**20.000**	**0**	**0**	**0**	**0**	0	**20.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026011 DESARROLLO DEL TRABAJO COMUNITARIO O SERVICIO VOLUNTARIO DE LOS TRABAJADORES Y TRABAJADORAS EN PRO DE LA POBLACIÓN INDÍGENA.

UNIDAD DE MEDIDA: JORNADA **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	20.000	0	0	0	0	0	20.000
				Totales	**350.890**	**0**	**0**	**0**	**0**	**0**	**350.890**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026012 FORMACIÓN Y CAPACITACIÓN INTEGRAL AGRO-ECOLÓGICA DE LIDERES INDÍGENAS PARA EL FORTALECIMIENTO DE REDES SOLIDARIAS DE LOS PUEBLOS INDÍGENAS

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**700.000**	**0**	**0**	**0**	**0**	**0**	**700.000**
407	01	00	00	Transferencias y donaciones corrientes internas	700.000	0	0	0	0	0	700.000
407	01	02	00	Donaciones corrientes internas al sector privado	700.000	0	0	0	0	0	700.000
407	01	02	01	Donaciones corrientes a personas	700.000	0	0	0	0	0	700.000
				Totales	**700.000**	**0**	**0**	**0**	**0**	**0**	**700.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 118926 520026000 FORTALECIMIENTO DE LA PARTICIPACIÓN SOCIAL Y EMPODERAMIENTO EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO:
- PROMOVER LA ORGANIZACIÓN DE LOS CONSEJOS COMUNALES
- AUMENTAR LOS INSUMOS Y PRODUCTOS AGRÍCOLAS PARA EL CRECIMIENTO PRODUCTIVO DE LOS CENTROS DE FORMACIÓN INDÍGENA Y PRODUCCIÓN AGROPECUARIA
- MEJORAR LAS INSTALACIONES Y EL ACONDICIONAMIENTO DE LOS CENTROS DE FORMACIÓN SOCIALISTAS
- AUMENTAR LA FLOTA VEHICULAR PARA LAS COMUNIDADES INDÍGENAS
- CONSTRUCCIÓN Y ACONDICIONAMIENTO DE ESPACIOS FÍSICOS PARA LAS PRÁCTICAS ANCESTRALES
- COORDINAR EVENTOS DE INTEGRACIÓN Y DESARROLLO DE LAS ETNIAS INDÍGENAS
- AUMENTAR EL NUMERO DE TALLERES DE DEMARCACIÓN PARA GARANTIZAR EL DERECHO ORIGINARIO DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INDÍGENA ATENDIDO **META:** 294.251 **FEMENINO:** 148.008 **MASCULINO:** 146.243

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 520026013 APOYO SOCIO-ECONÓMICOS A LOS ESTUDIANTES INDÍGENAS EN PROCESO DE FORMACIÓN ACADÉMICA

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.000.000	0	0	0	0	0	1.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.000.000	0	0	0	0	0	1.000.000
407	01	02	01	Donaciones corrientes a personas	1.000.000	0	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**15.000.000**	0	0	0	0	0	**15.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.346.580	0	0	0	0	0	4.346.580
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.213.788	0	0	0	0	0	1.213.788
401	01	18	00	Remuneraciones al personal contratado	2.641.296	0	0	0	0	0	2.641.296
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	31.968	0	0	0	0	0	31.968
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	459.528	0	0	0	0	0	459.528
401	03	00	00	Primas	2.091.116	0	0	0	0	0	2.091.116
401	03	40	00	Primas de profesionalización al personal contratado	316.956	0	0	0	0	0	316.956
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	50.184	0	0	0	0	0	50.184
401	03	95	00	Otras primas al personal de alto nivel y de dirección	613.772	0	0	0	0	0	613.772
401	03	96	00	Otras primas al personal contratado	1.110.204	0	0	0	0	0	1.110.204
401	04	00	00	Complementos de sueldos y salarios	1.998.900	0	0	0	0	0	1.998.900
401	04	18	00	Bono compensatorio de alimentación a obreros	547.200	0	0	0	0	0	547.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.180.800	0	0	0	0	0	1.180.800
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	14.400	0	0	0	0	0	14.400
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	187.200	0	0	0	0	0	187.200
401	04	97	00	Otros complementos a obreros	69.300	0	0	0	0	0	69.300
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.099.432	0	0	0	0	0	2.099.432
401	05	04	00	Aguinaldos a obreros	327.100	0	0	0	0	0	327.100
401	05	06	00	Bono vacacional a obreros	70.616	0	0	0	0	0	70.616
401	05	07	00	Aguinaldos al personal contratado	1.038.300	0	0	0	0	0	1.038.300
401	05	08	00	Bono vacacional al personal contratado	224.420	0	0	0	0	0	224.420
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	20.968	0	0	0	0	0	20.968
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	10.252	0	0	0	0	0	10.252
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	274.032	0	0	0	0	0	274.032
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	133.744	0	0	0	0	0	133.744
401	06	00	00	Aportes patronales y legales	1.152.652	0	0	0	0	0	1.152.652
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	122.604	0	0	0	0	0	122.604
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	24.000	0	0	0	0	0	24.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	21.466	0	0	0	0	0	21.466
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	146.568	0	0	0	0	0	146.568

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	26.648	0	0	0	0	0	26.648
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	25.660	0	0	0	0	0	25.660
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	464.740	0	0	0	0	0	464.740
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	81.372	0	0	0	0	0	81.372
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	9.388	0	0	0	0	0	9.388
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	1.640	0	0	0	0	0	1.640
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	122.600	0	0	0	0	0	122.600
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	21.466	0	0	0	0	0	21.466
401	06	95	00	Otros aportes legales por personal contratado	84.500	0	0	0	0	0	84.500
401	07	00	00	Asistencia socio-económica	1.649.876	0	0	0	0	0	1.649.876
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	20.000	0	0	0	0	0	20.000
401	07	10	00	Dotación de uniformes a empleados	42.000	0	0	0	0	0	42.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	20.000	0	0	0	0	0	20.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	20.000	0	0	0	0	0	20.000
401	07	17	00	Capacitación y adiestramiento a obreros	3.096	0	0	0	0	0	3.096
401	07	19	00	Ayudas por matrimonio de obreros	4.000	0	0	0	0	0	4.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	6.000	0	0	0	0	0	6.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	200.000	0	0	0	0	0	200.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	50.000	0	0	0	0	0	50.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	20.000	0	0	0	0	0	20.000
401	07	26	00	Dotación de uniformes a obreros	114.000	0	0	0	0	0	114.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	20.000	0	0	0	0	0	20.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	20.000	0	0	0	0	0	20.000
401	07	33	00	Asistencia socio-económica al personal contratado	798.780	0	0	0	0	0	798.780
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	1.000	0	0	0	0	0	1.000
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	1.000	0	0	0	0	0	1.000
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	40.000	0	0	0	0	0	40.000
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	10.000	0	0	0	0	0	10.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	5.000	0	0	0	0	0	5.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	200.000	0	0	0	0	0	200.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	50.000	0	0	0	0	0	50.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.661.444	0	0	0	0	0	1.661.444
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	325.032	0	0	0	0	0	325.032
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.030.612	0	0	0	0	0	1.030.612
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	21.740	0	0	0	0	0	21.740
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	284.060	0	0	0	0	0	284.060
403	**00**	**00**	**00**	**Servicios no personales**	**360.000**	**0**	**0**	**0**	**0**	**0**	**360.000**
403	18	00	00	Impuestos indirectos	160.000	0	0	0	0	0	160.000
403	18	01	00	Impuesto al valor agregado	160.000	0	0	0	0	0	160.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	200.000	0	0	0	0	0	200.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	200.000	0	0	0	0	0	200.000
				Totales	**15.360.000**	**0**	**0**	**0**	**0**	**0**	**15.360.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

ACCIÓN CENTRALIZADA: 520001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 520001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**15.000.000**	**0**	**0**	**0**	**0**	**0**	**15.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.346.580	0	0	0	0	0	4.346.580
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.213.788	0	0	0	0	0	1.213.788
401	01	18	00	Remuneraciones al personal contratado	2.641.296	0	0	0	0	0	2.641.296
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	31.968	0	0	0	0	0	31.968
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	459.528	0	0	0	0	0	459.528
401	03	00	00	Primas	2.091.116	0	0	0	0	0	2.091.116
401	03	40	00	Primas de profesionalización al personal contratado	316.956	0	0	0	0	0	316.956
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	50.184	0	0	0	0	0	50.184
401	03	95	00	Otras primas al personal de alto nivel y de dirección	613.772	0	0	0	0	0	613.772
401	03	96	00	Otras primas al personal contratado	1.110.204	0	0	0	0	0	1.110.204
401	04	00	00	Complementos de sueldos y salarios	1.998.900	0	0	0	0	0	1.998.900
401	04	18	00	Bono compensatorio de alimentación a obreros	547.200	0	0	0	0	0	547.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.180.800	0	0	0	0	0	1.180.800
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	14.400	0	0	0	0	0	14.400
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	187.200	0	0	0	0	0	187.200
401	04	97	00	Otros complementos a obreros	69.300	0	0	0	0	0	69.300
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.099.432	0	0	0	0	0	2.099.432
401	05	04	00	Aguinaldos a obreros	327.100	0	0	0	0	0	327.100
401	05	06	00	Bono vacacional a obreros	70.616	0	0	0	0	0	70.616
401	05	07	00	Aguinaldos al personal contratado	1.038.300	0	0	0	0	0	1.038.300
401	05	08	00	Bono vacacional al personal contratado	224.420	0	0	0	0	0	224.420
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	20.968	0	0	0	0	0	20.968
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	10.252	0	0	0	0	0	10.252
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	274.032	0	0	0	0	0	274.032
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	133.744	0	0	0	0	0	133.744
401	06	00	00	Aportes patronales y legales	1.152.652	0	0	0	0	0	1.152.652

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

ACCIÓN CENTRALIZADA: 520001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 520001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	122.604	0	0	0	0	0	122.604
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	24.000	0	0	0	0	0	24.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	21.466	0	0	0	0	0	21.466
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	146.568	0	0	0	0	0	146.568
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	26.648	0	0	0	0	0	26.648
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	25.660	0	0	0	0	0	25.660
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	464.740	0	0	0	0	0	464.740
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	81.372	0	0	0	0	0	81.372
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	9.388	0	0	0	0	0	9.388
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	1.640	0	0	0	0	0	1.640
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	122.600	0	0	0	0	0	122.600
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	21.466	0	0	0	0	0	21.466
401	06	95	00	Otros aportes legales por personal contratado	84.500	0	0	0	0	0	84.500
401	07	00	00	Asistencia socio-económica	1.649.876	0	0	0	0	0	1.649.876
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	20.000	0	0	0	0	0	20.000
401	07	10	00	Dotación de uniformes a empleados	42.000	0	0	0	0	0	42.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	20.000	0	0	0	0	0	20.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	20.000	0	0	0	0	0	20.000
401	07	17	00	Capacitación y adiestramiento a obreros	3.096	0	0	0	0	0	3.096
401	07	19	00	Ayudas por matrimonio de obreros	4.000	0	0	0	0	0	4.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	6.000	0	0	0	0	0	6.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	200.000	0	0	0	0	0	200.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	50.000	0	0	0	0	0	50.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	20.000	0	0	0	0	0	20.000
401	07	26	00	Dotación de uniformes a obreros	114.000	0	0	0	0	0	114.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

ACCIÓN CENTRALIZADA: 520001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 520001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	20.000	0	0	0	0	0	20.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	20.000	0	0	0	0	0	20.000
401	07	33	00	Asistencia socio-económica al personal contratado	798.780	0	0	0	0	0	798.780
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	1.000	0	0	0	0	0	1.000
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	1.000	0	0	0	0	0	1.000
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	40.000	0	0	0	0	0	40.000
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	10.000	0	0	0	0	0	10.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	5.000	0	0	0	0	0	5.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	5.000	0	0	0	0	0	5.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	200.000	0	0	0	0	0	200.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	50.000	0	0	0	0	0	50.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.661.444	0	0	0	0	0	1.661.444
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	325.032	0	0	0	0	0	325.032
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.030.612	0	0	0	0	0	1.030.612
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	21.740	0	0	0	0	0	21.740
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	284.060	0	0	0	0	0	284.060
403	**00**	**00**	**00**	**Servicios no personales**	**360.000**	**0**	**0**	**0**	**0**	**0**	**360.000**
403	18	00	00	Impuestos indirectos	160.000	0	0	0	0	0	160.000
403	18	01	00	Impuesto al valor agregado	160.000	0	0	0	0	0	160.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	200.000	0	0	0	0	0	200.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	200.000	0	0	0	0	0	200.000
				Totales	**15.360.000**	**0**	**0**	**0**	**0**	**0**	**15.360.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.750.000**	**0**	**0**	**0**	**0**	**0**	**7.750.000**
402	01	00	00	Productos alimenticios y agropecuarios	500.000	0	0	0	0	0	500.000
402	01	01	00	Alimentos y bebidas para personas	500.000	0	0	0	0	0	500.000
402	02	00	00	Productos de minas, canteras y yacimientos	180.000	0	0	0	0	0	180.000
402	02	05	00	Piedra, arcilla, arena y tierra	180.000	0	0	0	0	0	180.000
402	03	00	00	Textiles y vestuarios	140.000	0	0	0	0	0	140.000
402	03	02	00	Prendas de vestir	90.000	0	0	0	0	0	90.000
402	03	03	00	Calzados	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	200.000	0	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	200.000	0	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	1.890.000	0	0	0	0	0	1.890.000
402	05	01	00	Pulpa de madera, papel y cartón	150.000	0	0	0	0	0	150.000
402	05	02	00	Envases y cajas de papel y cartón	430.000	0	0	0	0	0	430.000
402	05	03	00	Productos de papel y cartón para oficina	800.000	0	0	0	0	0	800.000
402	05	04	00	Libros, revistas y periódicos	40.000	0	0	0	0	0	40.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	450.000	0	0	0	0	0	450.000
402	05	99	00	Otros productos de pulpa, papel y cartón	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	620.000	0	0	0	0	0	620.000
402	06	02	00	Abonos, plaguicidas y otros	30.000	0	0	0	0	0	30.000
402	06	03	00	Tintas, pinturas y colorantes	120.000	0	0	0	0	0	120.000
402	06	04	00	Productos farmacéuticos y medicamentos	80.000	0	0	0	0	0	80.000
402	06	05	00	Productos de tocador	50.000	0	0	0	0	0	50.000
402	06	06	00	Combustibles y lubricantes	120.000	0	0	0	0	0	120.000
402	06	08	00	Productos plásticos	150.000	0	0	0	0	0	150.000
402	06	09	00	Mezclas explosivas	50.000	0	0	0	0	0	50.000
402	06	99	00	Otros productos de la industria química y conexos	20.000	0	0	0	0	0	20.000
402	07	00	00	Productos minerales no metálicos	275.000	0	0	0	0	0	275.000
402	07	01	00	Productos de barro, loza y porcelana	50.000	0	0	0	0	0	50.000
402	07	02	00	Vidrios y productos de vidrio	60.000	0	0	0	0	0	60.000
402	07	03	00	Productos de arcilla para construcción	60.000	0	0	0	0	0	60.000
402	07	04	00	Cemento, cal y yeso	80.000	0	0	0	0	0	80.000
402	07	99	00	Otros productos minerales no metálicos	25.000	0	0	0	0	0	25.000
402	08	00	00	Productos metálicos	845.000	0	0	0	0	0	845.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	01	00	Productos primarios de hierro y acero	40.000	0	0	0	0	0	40.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	300.000	0	0	0	0	0	300.000
402	08	04	00	Productos metálicos estructurales	60.000	0	0	0	0	0	60.000
402	08	07	00	Material de señalamiento	40.000	0	0	0	0	0	40.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	300.000	0	0	0	0	0	300.000
402	08	10	00	Repuestos y accesorios para otros equipos	35.000	0	0	0	0	0	35.000
402	08	99	00	Otros productos metálicos	70.000	0	0	0	0	0	70.000
402	09	00	00	Productos de madera	250.000	0	0	0	0	0	250.000
402	09	01	00	Productos primarios de madera	150.000	0	0	0	0	0	150.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	70.000	0	0	0	0	0	70.000
402	09	99	00	Otros productos de madera	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	2.640.000	0	0	0	0	0	2.640.000
402	10	01	00	Artículos de deporte, recreación y juguetes	70.000	0	0	0	0	0	70.000
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	0	200.000
402	10	03	00	Utensilios de cocina y comedor	100.000	0	0	0	0	0	100.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	800.000	0	0	0	0	0	800.000
402	10	06	00	Condecoraciones, ofrendas y similares	40.000	0	0	0	0	0	40.000
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	800.000	0	0	0	0	0	800.000
402	10	11	00	Materiales eléctricos	170.000	0	0	0	0	0	170.000
402	10	12	00	Materiales para instalaciones sanitarias	180.000	0	0	0	0	0	180.000
402	10	99	00	Otros productos y útiles diversos	180.000	0	0	0	0	0	180.000
402	99	00	00	Otros materiales y suministros	210.000	0	0	0	0	0	210.000
402	99	01	00	Otros materiales y suministros	210.000	0	0	0	0	0	210.000
403	**00**	**00**	**00**	**Servicios no personales**	**10.500.000**	**0**	**0**	**0**	**0**	**0**	**10.500.000**
403	01	00	00	Alquileres de inmuebles	300.000	0	0	0	0	0	300.000
403	01	01	00	Alquileres de edificios y locales	300.000	0	0	0	0	0	300.000
403	02	00	00	Alquileres de maquinaria y equipos	650.000	0	0	0	0	0	650.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	650.000	0	0	0	0	0	650.000
403	04	00	00	Servicios básicos	1.080.000	0	0	0	0	0	1.080.000
403	04	01	00	Electricidad	100.000	0	0	0	0	0	100.000
403	04	02	00	Gas	50.000	0	0	0	0	0	50.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	03	00	Agua	50.000	0	0	0	0	0	50.000
403	04	04	00	Teléfonos	800.000	0	0	0	0	0	800.000
403	04	05	00	Servicio de comunicaciones	50.000	0	0	0	0	0	50.000
403	04	06	00	Servicio de aseo urbano y domiciliario	30.000	0	0	0	0	0	30.000
403	06	00	00	Servicios de transporte y almacenaje	90.000	0	0	0	0	0	90.000
403	06	01	00	Fletes y embalajes	80.000	0	0	0	0	0	80.000
403	06	03	00	Estacionamiento	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.080.000	0	0	0	0	0	1.080.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	180.000	0	0	0	0	0	180.000
403	07	03	00	Relaciones sociales	500.000	0	0	0	0	0	500.000
403	07	04	00	Avisos	300.000	0	0	0	0	0	300.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	542.000	0	0	0	0	0	542.000
403	08	01	00	Primas y gastos de seguros	500.000	0	0	0	0	0	500.000
403	08	02	00	Comisiones y gastos bancarios	12.000	0	0	0	0	0	12.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	850.000	0	0	0	0	0	850.000
403	09	01	00	Viáticos y pasajes dentro del país	550.000	0	0	0	0	0	550.000
403	09	02	00	Viáticos y pasajes fuera del país	300.000	0	0	0	0	0	300.000
403	10	00	00	Servicios profesionales y técnicos	1.470.000	0	0	0	0	0	1.470.000
403	10	10	00	Servicios de vigilancia	120.000	0	0	0	0	0	120.000
403	10	11	00	Servicios para la elaboración y suministro de comida	750.000	0	0	0	0	0	750.000
403	10	99	00	Otros servicios profesionales y técnicos	600.000	0	0	0	0	0	600.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	700.000	0	0	0	0	0	700.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	700.000	0	0	0	0	0	700.000
403	15	00	00	Servicios fiscales	85.000	0	0	0	0	0	85.000
403	15	02	00	Tasas y otros derechos obligatorios	80.000	0	0	0	0	0	80.000
403	15	99	00	Otros servicios fiscales	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	150.000	0	0	0	0	0	150.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	150.000	0	0	0	0	0	150.000
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	100.000	0	0	0	0	0	100.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	3.043.000	0	0	0	0	0	3.043.000
403	18	01	00	Impuesto al valor agregado	2.963.000	0	0	0	0	0	2.963.000
403	18	99	00	Otros impuestos indirectos	80.000	0	0	0	0	0	80.000
403	99	00	00	Otros servicios no personales	360.000	0	0	0	0	0	360.000
403	99	01	00	Otros servicios no personales	360.000	0	0	0	0	0	360.000
404	**00**	**00**	**00**	**Activos reales**	**4.750.000**	**0**	**0**	**0**	**0**	**0**	**4.750.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	110.000	0	0	0	0	0	110.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	50.000	0	0	0	0	0	50.000
404	03	06	00	Maquinaria y equipos de energía	60.000	0	0	0	0	0	60.000
404	04	00	00	Equipos de transporte, tracción y elevación	3.490.000	0	0	0	0	0	3.490.000
404	04	01	00	Vehículos automotores terrestres	3.490.000	0	0	0	0	0	3.490.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	05	01	00	Equipos de telecomunicaciones	50.000	0	0	0	0	0	50.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	60.000	0	0	0	0	0	60.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	30.000	0	0	0	0	0	30.000
404	07	06	00	Instrumentos musicales y equipos de audio	30.000	0	0	0	0	0	30.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	790.000	0	0	0	0	0	790.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	400.000	0	0	0	0	0	400.000
404	09	03	00	Mobiliario y equipos de alojamiento	250.000	0	0	0	0	0	250.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	0	40.000
404	99	00	00	Otros activos reales	250.000	0	0	0	0	0	250.000
404	99	01	00	Otros activos reales	250.000	0	0	0	0	0	250.000
				Totales	**23.000.000**	**0**	**0**	**0**	**0**	**0**	**23.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 520002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	Materiales, suministros y mercancías	7.750.000	0	0	0	0	0	7.750.000
402	01	00	00	Productos alimenticios y agropecuarios	500.000	0	0	0	0	0	500.000
402	01	01	00	Alimentos y bebidas para personas	500.000	0	0	0	0	0	500.000
402	02	00	00	Productos de minas, canteras y yacimientos	180.000	0	0	0	0	0	180.000
402	02	05	00	Piedra, arcilla, arena y tierra	180.000	0	0	0	0	0	180.000
402	03	00	00	Textiles y vestuarios	140.000	0	0	0	0	0	140.000
402	03	02	00	Prendas de vestir	90.000	0	0	0	0	0	90.000
402	03	03	00	Calzados	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	200.000	0	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	200.000	0	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	1.890.000	0	0	0	0	0	1.890.000
402	05	01	00	Pulpa de madera, papel y cartón	150.000	0	0	0	0	0	150.000
402	05	02	00	Envases y cajas de papel y cartón	430.000	0	0	0	0	0	430.000
402	05	03	00	Productos de papel y cartón para oficina	800.000	0	0	0	0	0	800.000
402	05	04	00	Libros, revistas y periódicos	40.000	0	0	0	0	0	40.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	450.000	0	0	0	0	0	450.000
402	05	99	00	Otros productos de pulpa, papel y cartón	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	620.000	0	0	0	0	0	620.000
402	06	02	00	Abonos, plaguicidas y otros	30.000	0	0	0	0	0	30.000
402	06	03	00	Tintas, pinturas y colorantes	120.000	0	0	0	0	0	120.000
402	06	04	00	Productos farmacéuticos y medicamentos	80.000	0	0	0	0	0	80.000
402	06	05	00	Productos de tocador	50.000	0	0	0	0	0	50.000
402	06	06	00	Combustibles y lubricantes	120.000	0	0	0	0	0	120.000
402	06	08	00	Productos plásticos	150.000	0	0	0	0	0	150.000
402	06	09	00	Mezclas explosivas	50.000	0	0	0	0	0	50.000
402	06	99	00	Otros productos de la industria química y conexos	20.000	0	0	0	0	0	20.000
402	07	00	00	Productos minerales no metálicos	275.000	0	0	0	0	0	275.000
402	07	01	00	Productos de barro, loza y porcelana	50.000	0	0	0	0	0	50.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 520002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	02	00	Vidrios y productos de vidrio	60.000	0	0	0	0	0	60.000
402	07	03	00	Productos de arcilla para construcción	60.000	0	0	0	0	0	60.000
402	07	04	00	Cemento, cal y yeso	80.000	0	0	0	0	0	80.000
402	07	99	00	Otros productos minerales no metálicos	25.000	0	0	0	0	0	25.000
402	08	00	00	Productos metálicos	845.000	0	0	0	0	0	845.000
402	08	01	00	Productos primarios de hierro y acero	40.000	0	0	0	0	0	40.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	300.000	0	0	0	0	0	300.000
402	08	04	00	Productos metálicos estructurales	60.000	0	0	0	0	0	60.000
402	08	07	00	Material de señalamiento	40.000	0	0	0	0	0	40.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	300.000	0	0	0	0	0	300.000
402	08	10	00	Repuestos y accesorios para otros equipos	35.000	0	0	0	0	0	35.000
402	08	99	00	Otros productos metálicos	70.000	0	0	0	0	0	70.000
402	09	00	00	Productos de madera	250.000	0	0	0	0	0	250.000
402	09	01	00	Productos primarios de madera	150.000	0	0	0	0	0	150.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	70.000	0	0	0	0	0	70.000
402	09	99	00	Otros productos de madera	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	2.640.000	0	0	0	0	0	2.640.000
402	10	01	00	Artículos de deporte, recreación y juguetes	70.000	0	0	0	0	0	70.000
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	0	200.000
402	10	03	00	Utensilios de cocina y comedor	100.000	0	0	0	0	0	100.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	800.000	0	0	0	0	0	800.000
402	10	06	00	Condecoraciones, ofrendas y similares	40.000	0	0	0	0	0	40.000
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	800.000	0	0	0	0	0	800.000
402	10	11	00	Materiales eléctricos	170.000	0	0	0	0	0	170.000
402	10	12	00	Materiales para instalaciones sanitarias	180.000	0	0	0	0	0	180.000
402	10	99	00	Otros productos y útiles diversos	180.000	0	0	0	0	0	180.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 520002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
~~402~~	~~99~~	~~00~~	~~00~~	~~Otros materiales y suministros~~	~~210.000~~	~~0~~	~~0~~	~~0~~	~~0~~	~~0~~	210.000
402	99	01	00	Otros materiales y suministros	210.000	0	0	0	0	0	210.000
403	**00**	**00**	**00**	**Servicios no personales**	**10.500.000**	**0**	**0**	**0**	**0**	0	**10.500.000**
403	01	00	00	Alquileres de inmuebles	300.000	0	0	0	0	0	300.000
403	01	01	00	Alquileres de edificios y locales	300.000	0	0	0	0	0	300.000
403	02	00	00	Alquileres de maquinaria y equipos	650.000	0	0	0	0	0	650.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	650.000	0	0	0	0	0	650.000
403	04	00	00	Servicios básicos	1.080.000	0	0	0	0	0	1.080.000
403	04	01	00	Electricidad	100.000	0	0	0	0	0	100.000
403	04	02	00	Gas	50.000	0	0	0	0	0	50.000
403	04	03	00	Agua	50.000	0	0	0	0	0	50.000
403	04	04	00	Teléfonos	800.000	0	0	0	0	0	800.000
403	04	05	00	Servicio de comunicaciones	50.000	0	0	0	0	0	50.000
403	04	06	00	Servicio de aseo urbano y domiciliario	30.000	0	0	0	0	0	30.000
403	06	00	00	Servicios de transporte y almacenaje	90.000	0	0	0	0	0	90.000
403	06	01	00	Fletes y embalajes	80.000	0	0	0	0	0	80.000
403	06	03	00	Estacionamiento	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.080.000	0	0	0	0	0	1.080.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	180.000	0	0	0	0	0	180.000
403	07	03	00	Relaciones sociales	500.000	0	0	0	0	0	500.000
403	07	04	00	Avisos	300.000	0	0	0	0	0	300.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	542.000	0	0	0	0	0	542.000
403	08	01	00	Primas y gastos de seguros	500.000	0	0	0	0	0	500.000
403	08	02	00	Comisiones y gastos bancarios	12.000	0	0	0	0	0	12.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	850.000	0	0	0	0	0	850.000
403	09	01	00	Viáticos y pasajes dentro del pais	550.000	0	0	0	0	0	550.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 520002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	300.000	0	0	0	0	0	300.000
403	10	00	00	Servicios profesionales y técnicos	1.470.000	0	0	0	0	0	1.470.000
403	10	10	00	Servicios de vigilancia	120.000	0	0	0	0	0	120.000
403	10	11	00	Servicios para la elaboración y suministro de comida	750.000	0	0	0	0	0	750.000
403	10	99	00	Otros servicios profesionales y técnicos	600.000	0	0	0	0	0	600.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	700.000	0	0	0	0	0	700.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	700.000	0	0	0	0	0	700.000
403	15	00	00	Servicios fiscales	85.000	0	0	0	0	0	85.000
403	15	02	00	Tasas y otros derechos obligatorios	80.000	0	0	0	0	0	80.000
403	15	99	00	Otros servicios fiscales	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	150.000	0	0	0	0	0	150.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	150.000	0	0	0	0	0	150.000
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	100.000	0	0	0	0	0	100.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	3.043.000	0	0	0	0	0	3.043.000
403	18	01	00	Impuesto al valor agregado	2.963.000	0	0	0	0	0	2.963.000
403	18	99	00	Otros impuestos indirectos	80.000	0	0	0	0	0	80.000
403	99	00	00	Otros servicios no personales	360.000	0	0	0	0	0	360.000
403	99	01	00	Otros servicios no personales	360.000	0	0	0	0	0	360.000
404	**00**	**00**	**00**	**Activos reales**	**4.750.000**	**0**	**0**	**0**	**0**	**0**	**4.750.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	110.000	0	0	0	0	0	110.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	50.000	0	0	0	0	0	50.000
404	03	06	00	Maquinaria y equipos de energía	60.000	0	0	0	0	0	60.000
404	04	00	00	Equipos de transporte, tracción y elevación	3.490.000	0	0	0	0	0	3.490.000
404	04	01	00	Vehículos automotores terrestres	3.490.000	0	0	0	0	0	3.490.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	05	01	00	Equipos de telecomunicaciones	50.000	0	0	0	0	0	50.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 520002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	30.000	0	0	0	0	0	30.000
404	07	06	00	Instrumentos musicales y equipos de audio	30.000	0	0	0	0	0	30.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	790.000	0	0	0	0	0	790.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	400.000	0	0	0	0	0	400.000
404	09	03	00	Mobiliario y equipos de alojamiento	250.000	0	0	0	0	0	250.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	0	40.000
404	99	00	00	Otros activos reales	250.000	0	0	0	0	0	250.000
404	99	01	00	Otros activos reales	250.000	0	0	0	0	0	250.000
				Totales	**23.000.000**	**0**	**0**	**0**	**0**	**0**	**23.000.000**

53

Ministerio del Poder Popular para el Comercio

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**168.874.878**	**0**	**0**	**0**	**0**	**0**	**168.874.878**
401	01	00	00	Sueldos, salarios y otras retribuciones	31.820.481	0	0	0	0	0	31.820.481
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.911.895	0	0	0	0	0	6.911.895
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	7.322.849	0	0	0	0	0	7.322.849
401	01	18	00	Remuneraciones al personal contratado	9.493.696	0	0	0	0	0	9.493.696
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	69.000	0	0	0	0	0	69.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.242	0	0	0	0	0	25.242
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	656.643	0	0	0	0	0	656.643
401	01	99	00	Otras retribuciones	7.341.156	0	0	0	0	0	7.341.156
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.033.345	0	0	0	0	0	4.033.345
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.292.077	0	0	0	0	0	2.292.077
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.710.084	0	0	0	0	0	1.710.084
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	15.371	0	0	0	0	0	15.371
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	15.813	0	0	0	0	0	15.813
401	03	00	00	Primas	21.217.912	0	0	0	0	0	21.217.912
401	03	02	00	Primas de transporte a empleados	1.535.080	0	0	0	0	0	1.535.080
401	03	04	00	Primas por hijos a empleados	1.122.990	0	0	0	0	0	1.122.990
401	03	08	00	Primas de profesionalización a empleados	1.839.577	0	0	0	0	0	1.839.577
401	03	09	00	Primas por antigüedad a empleados	3.600.190	0	0	0	0	0	3.600.190
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.016.288	0	0	0	0	0	2.016.288
401	03	17	00	Primas de transporte a obreros	1.703.600	0	0	0	0	0	1.703.600
401	03	19	00	Primas por hijos de obreros	1.824.800	0	0	0	0	0	1.824.800
401	03	21	00	Primas por antigüedad a obreros	1.874.704	0	0	0	0	0	1.874.704
401	03	22	00	Primas de profesionalización a obreros	50.000	0	0	0	0	0	50.000
401	03	37	00	Primas de transporte al personal contratado	1.454.860	0	0	0	0	0	1.454.860
401	03	39	00	Primas por hijos al personal contratado	1.170.800	0	0	0	0	0	1.170.800
401	03	40	00	Primas de profesionalización al personal contratado	1.309.213	0	0	0	0	0	1.309.213
401	03	41	00	Primas por antigüedad al personal contratado	928.310	0	0	0	0	0	928.310
401	03	47	00	Primas al personal de alto nivel y de dirección	507.500	0	0	0	0	0	507.500
401	03	95	00	Otras primas al personal de alto nivel y de dirección	70.000	0	0	0	0	0	70.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	97	00	Otras primas a empleados	90.000	0	0	0	0	0	90.000
401	03	98	00	Otras primas a obreros	120.000	0	0	0	0	0	120.000
401	04	00	00	Complementos de sueldos y salarios	21.753.279	0	0	0	0	0	21.753.279
401	04	05	00	Complemento a empleados por gastos de representación	4.400	0	0	0	0	0	4.400
401	04	06	00	Complemento a empleados por comisión de servicios	100.000	0	0	0	0	0	100.000
401	04	08	00	Bono compensatorio de alimentación a empleados	4.433.890	0	0	0	0	0	4.433.890
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.578.000	0	0	0	0	0	1.578.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.320.000	0	0	0	0	0	1.320.000
401	04	18	00	Bono compensatorio de alimentación a obreros	5.216.409	0	0	0	0	0	5.216.409
401	04	20	00	Complemento a obreros por días feriados	100.000	0	0	0	0	0	100.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	100.000	0	0	0	0	0	100.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.824.080	0	0	0	0	0	4.824.080
401	04	28	00	Complemento al personal contratado por días feriados	50.000	0	0	0	0	0	50.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	250.000	0	0	0	0	0	250.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	583.500	0	0	0	0	0	583.500
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	168.000	0	0	0	0	0	168.000
401	04	96	00	Otros complementos a empleados	925.000	0	0	0	0	0	925.000
401	04	97	00	Otros complementos a obreros	1.030.000	0	0	0	0	0	1.030.000
401	04	98	00	Otros complementos al personal contratado	1.070.000	0	0	0	0	0	1.070.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	27.344.395	0	0	0	0	0	27.344.395
401	05	01	00	Aguinaldos a empleados	5.913.448	0	0	0	0	0	5.913.448
401	05	03	00	Bono vacacional a empleados	3.471.891	0	0	0	0	0	3.471.891
401	05	04	00	Aguinaldos a obreros	6.427.740	0	0	0	0	0	6.427.740
401	05	06	00	Bono vacacional a obreros	3.285.778	0	0	0	0	0	3.285.778
401	05	07	00	Aguinaldos al personal contratado	4.065.839	0	0	0	0	0	4.065.839
401	05	08	00	Bono vacacional al personal contratado	2.099.042	0	0	0	0	0	2.099.042
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.408.228	0	0	0	0	0	1.408.228
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	672.429	0	0	0	0	0	672.429
401	06	00	00	Aportes patronales y legales	11.410.265	0	0	0	0	0	11.410.265
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.195.180	0	0	0	0	0	2.195.180
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	848.162	0	0	0	0	0	848.162

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	606.747	0	0	0	0	0	606.747
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	625.442	0	0	0	0	0	625.442
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.661.000	0	0	0	0	0	1.661.000
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	822.000	0	0	0	0	0	822.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	519.000	0	0	0	0	0	519.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	520.000	0	0	0	0	0	520.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.733.505	0	0	0	0	0	1.733.505
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	475.674	0	0	0	0	0	475.674
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	420.975	0	0	0	0	0	420.975
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	211.792	0	0	0	0	0	211.792
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	140.788	0	0	0	0	0	140.788
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	10.000	0	0	0	0	0	10.000
401	06	95	00	Otros aportes legales por personal contratado	620.000	0	0	0	0	0	620.000
401	07	00	00	Asistencia socio-económica	33.613.100	0	0	0	0	0	33.613.100
401	07	01	00	Capacitación y adiestramiento a empleados	63.000	0	0	0	0	0	63.000
401	07	02	00	Becas a empleados	718.000	0	0	0	0	0	718.000
401	07	03	00	Ayudas por matrimonio a empleados	17.000	0	0	0	0	0	17.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	25.000	0	0	0	0	0	25.000
401	07	05	00	Ayudas por defunción a empleados	4.000	0	0	0	0	0	4.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.297.842	0	0	0	0	0	2.297.842
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	7.181.000	0	0	0	0	0	7.181.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	438.500	0	0	0	0	0	438.500
401	07	10	00	Dotación de uniformes a empleados	306.000	0	0	0	0	0	306.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	148.000	0	0	0	0	0	148.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	339.500	0	0	0	0	0	339.500
401	07	17	00	Capacitación y adiestramiento a obreros	50.000	0	0	0	0	0	50.000
401	07	18	00	Becas a obreros	527.000	0	0	0	0	0	527.000
401	07	19	00	Ayudas por matrimonio de obreros	10.000	0	0	0	0	0	10.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	20.000	0	0	0	0	0	20.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.714.723	0	0	0	0	0	2.714.723
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	7.820.684	0	0	0	0	0	7.820.684
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	436.500	0	0	0	0	0	436.500
401	07	26	00	Dotación de uniformes a obreros	1.296.340	0	0	0	0	0	1.296.340
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	50.000	0	0	0	0	0	50.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	368.300	0	0	0	0	0	368.300
401	07	33	00	Asistencia socio-económica al personal contratado	7.210.478	0	0	0	0	0	7.210.478
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	6.000	0	0	0	0	0	6.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	570.207	0	0	0	0	0	570.207
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	681.026	0	0	0	0	0	681.026
401	07	96	00	Otras subvenciones a empleados	140.000	0	0	0	0	0	140.000
401	07	97	00	Otras subvenciones a obreros	170.000	0	0	0	0	0	170.000
401	08	00	00	Prestaciones sociales e indemnizaciones	17.582.101	0	0	0	0	0	17.582.101
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.246.614	0	0	0	0	0	6.246.614
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	6.016.194	0	0	0	0	0	6.016.194
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.731.933	0	0	0	0	0	3.731.933
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.587.360	0	0	0	0	0	1.587.360
401	96	00	00	Otros gastos del personal empleado	50.000	0	0	0	0	0	50.000
401	96	01	00	Otros gastos del personal empleado	50.000	0	0	0	0	0	50.000
401	97	00	00	Otros gastos del personal obrero	50.000	0	0	0	0	0	50.000
401	97	01	00	Otros gastos del personal obrero	50.000	0	0	0	0	0	50.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.491.056**	**0**	**0**	**0**	**0**	**0**	**3.491.056**
402	01	00	00	Productos alimenticios y agropecuarios	656.330	0	0	0	0	0	656.330
402	01	01	00	Alimentos y bebidas para personas	656.330	0	0	0	0	0	656.330
402	03	00	00	Textiles y vestuarios	70.000	0	0	0	0	0	70.000
402	03	02	00	Prendas de vestir	70.000	0	0	0	0	0	70.000
402	04	00	00	Productos de cuero y caucho	50.000	0	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	476.111	0	0	0	0	0	476.111

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	70.900	0	0	0	0	0	70.900
402	05	02	00	Envases y cajas de papel y cartón	22.000	0	0	0	0	0	22.000
402	05	03	00	Productos de papel y cartón para oficina	200.061	0	0	0	0	0	200.061
402	05	04	00	Libros, revistas y periódicos	14.750	0	0	0	0	0	14.750
402	05	06	00	Productos de papel y cartón para computación	45.800	0	0	0	0	0	45.800
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	111.100	0	0	0	0	0	111.100
402	05	99	00	Otros productos de pulpa, papel y cartón	11.500	0	0	0	0	0	11.500
402	06	00	00	Productos químicos y derivados	1.046.203	0	0	0	0	0	1.046.203
402	06	03	00	Tintas, pinturas y colorantes	811.754	0	0	0	0	0	811.754
402	06	04	00	Productos farmacéuticos y medicamentos	11.000	0	0	0	0	0	11.000
402	06	05	00	Productos de tocador	6.949	0	0	0	0	0	6.949
402	06	06	00	Combustibles y lubricantes	170.000	0	0	0	0	0	170.000
402	06	08	00	Productos plásticos	46.500	0	0	0	0	0	46.500
402	07	00	00	Productos minerales no metálicos	7.000	0	0	0	0	0	7.000
402	07	02	00	Vidrios y productos de vidrio	7.000	0	0	0	0	0	7.000
402	08	00	00	Productos metálicos	134.000	0	0	0	0	0	134.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	28.500	0	0	0	0	0	28.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	50.000	0	0	0	0	0	50.000
402	08	10	00	Repuestos y accesorios para otros equipos	48.500	0	0	0	0	0	48.500
402	08	99	00	Otros productos metálicos	7.000	0	0	0	0	0	7.000
402	10	00	00	Productos varios y útiles diversos	987.972	0	0	0	0	0	987.972
402	10	02	00	Materiales y útiles de limpieza y aseo	140.100	0	0	0	0	0	140.100
402	10	03	00	Utensilios de cocina y comedor	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	116.751	0	0	0	0	0	116.751
402	10	06	00	Condecoraciones, ofrendas y similares	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	582.321	0	0	0	0	0	582.321
402	10	11	00	Materiales eléctricos	101.900	0	0	0	0	0	101.900
402	10	99	00	Otros productos y útiles diversos	16.900	0	0	0	0	0	16.900
402	99	00	00	Otros materiales y suministros	63.440	0	0	0	0	0	63.440
402	99	01	00	Otros materiales y suministros	63.440	0	0	0	0	0	63.440
403	**00**	**00**	**00**	**Servicios no personales**	**15.140.049**	**0**	**0**	**0**	**0**	**0**	**15.140.049**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	00	00	Alquileres de inmuebles	2.722.500	0	0	0	0	0	2.722.500
403	01	01	00	Alquileres de edificios y locales	2.710.000	0	0	0	0	0	2.710.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	12.500	0	0	0	0	0	12.500
403	02	00	00	Alquileres de maquinaria y equipos	280.000	0	0	0	0	0	280.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	7.000	0	0	0	0	0	7.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	105.000	0	0	0	0	0	105.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	168.000	0	0	0	0	0	168.000
403	04	00	00	Servicios básicos	3.337.500	0	0	0	0	0	3.337.500
403	04	01	00	Electricidad	316.000	0	0	0	0	0	316.000
403	04	03	00	Agua	60.000	0	0	0	0	0	60.000
403	04	04	00	Teléfonos	1.213.000	0	0	0	0	0	1.213.000
403	04	05	00	Servicio de comunicaciones	150.000	0	0	0	0	0	150.000
403	04	06	00	Servicio de aseo urbano y domiciliario	38.500	0	0	0	0	0	38.500
403	04	07	00	Servicio de condominio	1.560.000	0	0	0	0	0	1.560.000
403	06	00	00	Servicios de transporte y almacenaje	170.500	0	0	0	0	0	170.500
403	06	01	00	Fletes y embalajes	26.750	0	0	0	0	0	26.750
403	06	02	00	Almacenaje	19.250	0	0	0	0	0	19.250
403	06	03	00	Estacionamiento	108.000	0	0	0	0	0	108.000
403	06	04	00	Peaje	7.000	0	0	0	0	0	7.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	9.500	0	0	0	0	0	9.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	634.000	0	0	0	0	0	634.000
403	07	01	00	Publicidad y propaganda	299.000	0	0	0	0	0	299.000
403	07	02	00	Imprenta y reproducción	285.000	0	0	0	0	0	285.000
403	07	03	00	Relaciones sociales	7.000	0	0	0	0	0	7.000
403	07	04	00	Avisos	43.000	0	0	0	0	0	43.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	899.000	0	0	0	0	0	899.000
403	08	01	00	Primas y gastos de seguros	865.500	0	0	0	0	0	865.500
403	08	02	00	Comisiones y gastos bancarios	33.500	0	0	0	0	0	33.500
403	09	00	00	Viáticos y pasajes	1.794.018	0	0	0	0	0	1.794.018
403	09	01	00	Viáticos y pasajes dentro del país	1.006.500	0	0	0	0	0	1.006.500
403	09	02	00	Viáticos y pasajes fuera del país	787.518	0	0	0	0	0	787.518

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	231.000	0	0	0	0	0	231.000
403	10	03	00	Servicios de procesamiento de datos	8.000	0	0	0	0	0	8.000
403	10	07	00	Servicios de capacitación y adiestramiento	195.000	0	0	0	0	0	195.000
403	10	09	00	Servicios de lavandería y tintorería	3.000	0	0	0	0	0	3.000
403	10	99	00	Otros servicios profesionales y técnicos	25.000	0	0	0	0	0	25.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	479.000	0	0	0	0	0	479.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	387.000	0	0	0	0	0	387.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	12.000	0	0	0	0	0	12.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	60.000	0	0	0	0	0	60.000
403	12	00	00	Conservación y reparaciones menores de obras	7.000	0	0	0	0	0	7.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	7.000	0	0	0	0	0	7.000
403	15	00	00	Servicios fiscales	107.500	0	0	0	0	0	107.500
403	15	02	00	Tasas y otros derechos obligatorios	107.500	0	0	0	0	0	107.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.855.110	0	0	0	0	0	1.855.110
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.855.110	0	0	0	0	0	1.855.110
403	18	00	00	Impuestos indirectos	2.229.921	0	0	0	0	0	2.229.921
403	18	01	00	Impuesto al valor agregado	2.229.921	0	0	0	0	0	2.229.921
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	354.000	0	0	0	0	0	354.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	354.000	0	0	0	0	0	354.000
403	99	00	00	Otros servicios no personales	39.000	0	0	0	0	0	39.000
403	99	01	00	Otros servicios no personales	39.000	0	0	0	0	0	39.000
404	**00**	**00**	**00**	**Activos reales**	**533.607**	**0**	**0**	**0**	**0**	**0**	**533.607**
404	01	00	00	Repuestos y reparaciones mayores	90.000	0	0	0	0	0	90.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	90.000	0	0	0	0	0	90.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	90.000	0	0	0	0	0	90.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	30.000	0	0	0	0	0	30.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	30.000	0	0	0	0	0	30.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	05	01	00	Equipos de telecomunicaciones	20.000	0	0	0	0	0	20.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	44.000	0	0	0	0	0	44.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	6.000	0	0	0	0	0	6.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	343.607	0	0	0	0	0	343.607
404	09	01	00	Mobiliario y equipos de oficina	145.000	0	0	0	0	0	145.000
404	09	02	00	Equipos de computación	158.750	0	0	0	0	0	158.750
404	09	03	00	Mobiliario y equipos de alojamiento	33.000	0	0	0	0	0	33.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	6.857	0	0	0	0	0	6.857
407	**00**	**00**	**00**	**Transferencias y donaciones**	**144.460.448**	**0**	**0**	**0**	**0**	**0**	**144.460.448**
407	01	00	00	Transferencias y donaciones corrientes internas	144.460.448	0	0	0	0	0	144.460.448
407	01	01	00	Transferencias corrientes internas al sector privado	78.737.753	0	0	0	0	0	78.737.753
407	01	01	01	Pensiones del personal empleado, obrero y militar	9.219.084	0	0	0	0	0	9.219.084
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	20.052.690	0	0	0	0	0	20.052.690
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.500.000	0	0	0	0	0	2.500.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	322.794	0	0	0	0	0	322.794
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	5.500.000	0	0	0	0	0	5.500.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	6.500.000	0	0	0	0	0	6.500.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	5.015.157	0	0	0	0	0	5.015.157
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.567.535	0	0	0	0	0	1.567.535
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	10.750.000	0	0	0	0	0	10.750.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	13.300.000	0	0	0	0	0	13.300.000
407	01	01	73	Subsidios a instituciones benéficas privadas	3.695.493	0	0	0	0	0	3.695.493
407	01	01	75	Subsidios a organismos laborales y gremiales	15.000	0	0	0	0	0	15.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	300.000	0	0	0	0	0	300.000
407	01	03	00	Transferencias corrientes internas al sector público	65.722.695	0	0	0	0	0	65.722.695
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	65.722.695	0	0	0	0	0	65.722.695
				Totales	**332.500.038**	**0**	**0**	**0**	**0**	**0**	**332.500.038**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118685 530041000 INVERSIÓN PRODUCTIVA CON ORIENTACIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: SEGUIR APLICANDO LAS ESTRATEGIAS INSTITUCIONALES QUE FAVOREZCAN A LA INVERSIÓN NACIONAL Y EXTRANJERA, CON ORIENTACIÓN PRODUCTIVA Y SOCIALISTA, EN EL MARCO DEL ALBA-TCP Y EL RESTO DE LAS ALIANZAS ESTRATÉGICAS DEL MUNDO MULTIPOLAR

UNIDAD DE MEDIDA: EMPRESA **META:** 26

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.920.620**	**0**	**0**	**0**	**0**	**0**	**13.920.620**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.351.672	0	0	0	0	0	3.351.672
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.136.000	0	0	0	0	0	1.136.000
401	01	18	00	Remuneraciones al personal contratado	1.206.052	0	0	0	0	0	1.206.052
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	9.000	0	0	0	0	0	9.000
401	01	99	00	Otras retribuciones	1.000.620	0	0	0	0	0	1.000.620
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	108.500	0	0	0	0	0	108.500
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	108.500	0	0	0	0	0	108.500
401	03	00	00	Primas	1.743.590	0	0	0	0	0	1.743.590
401	03	02	00	Primas de transporte a empleados	250.000	0	0	0	0	0	250.000
401	03	04	00	Primas por hijos a empleados	182.500	0	0	0	0	0	182.500
401	03	08	00	Primas de profesionalización a empleados	305.500	0	0	0	0	0	305.500
401	03	09	00	Primas por antigüedad a empleados	310.000	0	0	0	0	0	310.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	270.500	0	0	0	0	0	270.500
401	03	37	00	Primas de transporte al personal contratado	130.500	0	0	0	0	0	130.500
401	03	39	00	Primas por hijos al personal contratado	102.800	0	0	0	0	0	102.800
401	03	40	00	Primas de profesionalización al personal contratado	101.540	0	0	0	0	0	101.540
401	03	41	00	Primas por antigüedad al personal contratado	90.250	0	0	0	0	0	90.250
401	04	00	00	Complementos de sueldos y salarios	1.718.150	0	0	0	0	0	1.718.150
401	04	05	00	Complemento a empleados por gastos de representación	2.400	0	0	0	0	0	2.400
401	04	06	00	Complemento a empleados por comisión de servicios	10.000	0	0	0	0	0	10.000
401	04	08	00	Bono compensatorio de alimentación a empleados	816.750	0	0	0	0	0	816.750
401	04	26	00	Bono compensatorio de alimentación al personal contratado	632.500	0	0	0	0	0	632.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	181.500	0	0	0	0	0	181.500
401	04	96	00	Otros complementos a empleados	45.000	0	0	0	0	0	45.000
401	04	98	00	Otros complementos al personal contratado	30.000	0	0	0	0	0	30.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.639.200	0	0	0	0	0	2.639.200
401	05	01	00	Aguinaldos a empleados	994.500	0	0	0	0	0	994.500
401	05	03	00	Bono vacacional a empleados	583.300	0	0	0	0	0	583.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118685 530041000 INVERSIÓN PRODUCTIVA CON ORIENTACIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: SEGUIR APLICANDO LAS ESTRATEGIAS INSTITUCIONALES QUE FAVOREZCAN A LA INVERSIÓN NACIONAL Y EXTRANJERA, CON ORIENTACIÓN PRODUCTIVA Y SOCIALISTA, EN EL MARCO DEL ALBA-TCP Y EL RESTO DE LAS ALIANZAS ESTRATÉGICAS DEL MUNDO MULTIPOLAR

UNIDAD DE MEDIDA: EMPRESA **META:** 26

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	07	00	Aguinaldos al personal contratado	444.900	0	0	0	0	0	444.900
401	05	08	00	Bono vacacional al personal contratado	258.500	0	0	0	0	0	258.500
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	256.000	0	0	0	0	0	256.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	102.000	0	0	0	0	0	102.000
401	06	00	00	Aportes patronales y legales	775.134	0	0	0	0	0	775.134
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	275.180	0	0	0	0	0	275.180
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	68.890	0	0	0	0	0	68.890
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	75.375	0	0	0	0	0	75.375
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	87.594	0	0	0	0	0	87.594
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	135.505	0	0	0	0	0	135.505
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	28.282	0	0	0	0	0	28.282
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	30.419	0	0	0	0	0	30.419
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	45.984	0	0	0	0	0	45.984
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	27.905	0	0	0	0	0	27.905
401	07	00	00	Asistencia socio-económica	1.758.874	0	0	0	0	0	1.758.874
401	07	01	00	Capacitación y adiestramiento a empleados	28.000	0	0	0	0	0	28.000
401	07	02	00	Becas a empleados	75.000	0	0	0	0	0	75.000
401	07	03	00	Ayudas por matrimonio a empleados	3.000	0	0	0	0	0	3.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	3.000	0	0	0	0	0	3.000
401	07	05	00	Ayudas por defunción a empleados	4.000	0	0	0	0	0	4.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	270.052	0	0	0	0	0	270.052
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	550.000	0	0	0	0	0	550.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	80.000	0	0	0	0	0	80.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	30.000	0	0	0	0	0	30.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	65.000	0	0	0	0	0	65.000
401	07	33	00	Asistencia socio-económica al personal contratado	380.622	0	0	0	0	0	380.622
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	120.200	0	0	0	0	0	120.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118685 530041000 INVERSIÓN PRODUCTIVA CON ORIENTACIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: SEGUIR APLICANDO LAS ESTRATEGIAS INSTITUCIONALES QUE FAVOREZCAN A LA INVERSIÓN NACIONAL Y EXTRANJERA, CON ORIENTACIÓN PRODUCTIVA Y SOCIALISTA, EN EL MARCO DEL ALBA-TCP Y EL RESTO DE LAS ALIANZAS ESTRATÉGICAS DEL MUNDO MULTIPOLAR

UNIDAD DE MEDIDA: EMPRESA **META:** 26

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	150.000	0	0	0	0	0	150.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.825.500	0	0	0	0	0	1.825.500
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	825.000	0	0	0	0	0	825.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	610.000	0	0	0	0	0	610.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	390.500	0	0	0	0	0	390.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**676.780**	**0**	**0**	**0**	**0**	**0**	**676.780**
402	01	00	00	Productos alimenticios y agropecuarios	42.830	0	0	0	0	0	42.830
402	01	01	00	Alimentos y bebidas para personas	42.830	0	0	0	0	0	42.830
402	03	00	00	Textiles y vestuarios	70.000	0	0	0	0	0	70.000
402	03	02	00	Prendas de vestir	70.000	0	0	0	0	0	70.000
402	05	00	00	Productos de papel, cartón e impresos	143.200	0	0	0	0	0	143.200
402	05	01	00	Pulpa de madera, papel y cartón	22.900	0	0	0	0	0	22.900
402	05	03	00	Productos de papel y cartón para oficina	41.900	0	0	0	0	0	41.900
402	05	04	00	Libros, revistas y periódicos	7.500	0	0	0	0	0	7.500
402	05	06	00	Productos de papel y cartón para computación	8.800	0	0	0	0	0	8.800
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	62.100	0	0	0	0	0	62.100
402	06	00	00	Productos químicos y derivados	117.900	0	0	0	0	0	117.900
402	06	03	00	Tintas, pinturas y colorantes	102.900	0	0	0	0	0	102.900
402	06	08	00	Productos plásticos	15.000	0	0	0	0	0	15.000
402	08	00	00	Productos metálicos	26.500	0	0	0	0	0	26.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.000	0	0	0	0	0	5.000
402	08	10	00	Repuestos y accesorios para otros equipos	21.500	0	0	0	0	0	21.500
402	10	00	00	Productos varios y útiles diversos	276.350	0	0	0	0	0	276.350
402	10	02	00	Materiales y útiles de limpieza y aseo	32.100	0	0	0	0	0	32.100
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	57.150	0	0	0	0	0	57.150
402	10	08	00	Materiales para equipos de computación	143.300	0	0	0	0	0	143.300
402	10	11	00	Materiales eléctricos	26.900	0	0	0	0	0	26.900
402	10	99	00	Otros productos y útiles diversos	16.900	0	0	0	0	0	16.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118685 530041000 INVERSIÓN PRODUCTIVA CON ORIENTACIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: SEGUIR APLICANDO LAS ESTRATEGIAS INSTITUCIONALES QUE FAVOREZCAN A LA INVERSIÓN NACIONAL Y EXTRANJERA, CON ORIENTACIÓN PRODUCTIVA Y SOCIALISTA, EN EL MARCO DEL ALBA-TCP Y EL RESTO DE LAS ALIANZAS ESTRATÉGICAS DEL MUNDO MULTIPOLAR

UNIDAD DE MEDIDA: EMPRESA **META:** 26

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**842.600**	**0**	**0**	**0**	**0**	**0**	**842.600**
403	01	00	00	Alquileres de inmuebles	110.000	0	0	0	0	0	110.000
403	01	01	00	Alquileres de edificios y locales	110.000	0	0	0	0	0	110.000
403	04	00	00	Servicios básicos	129.500	0	0	0	0	0	129.500
403	04	01	00	Electricidad	16.000	0	0	0	0	0	16.000
403	04	04	00	Teléfonos	105.000	0	0	0	0	0	105.000
403	04	06	00	Servicio de aseo urbano y domiciliario	8.500	0	0	0	0	0	8.500
403	06	00	00	Servicios de transporte y almacenaje	9.500	0	0	0	0	0	9.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	9.500	0	0	0	0	0	9.500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	8.000	0	0	0	0	0	8.000
403	08	01	00	Primas y gastos de seguros	4.500	0	0	0	0	0	4.500
403	08	02	00	Comisiones y gastos bancarios	3.500	0	0	0	0	0	3.500
403	09	00	00	Viáticos y pasajes	105.000	0	0	0	0	0	105.000
403	09	01	00	Viáticos y pasajes dentro del país	65.000	0	0	0	0	0	65.000
403	09	02	00	Viáticos y pasajes fuera del país	40.000	0	0	0	0	0	40.000
403	10	00	00	Servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	10	07	00	Servicios de capacitación y adiestramiento	30.000	0	0	0	0	0	30.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	72.000	0	0	0	0	0	72.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	12.000	0	0	0	0	0	12.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	40.000	0	0	0	0	0	40.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	160.000	0	0	0	0	0	160.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	160.000	0	0	0	0	0	160.000
403	18	00	00	Impuestos indirectos	164.600	0	0	0	0	0	164.600
403	18	01	00	Impuesto al valor agregado	164.600	0	0	0	0	0	164.600
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	45.000	0	0	0	0	0	45.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	45.000	0	0	0	0	0	45.000
403	99	00	00	Otros servicios no personales	9.000	0	0	0	0	0	9.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118685 530041000 INVERSIÓN PRODUCTIVA CON ORIENTACIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: SEGUIR APLICANDO LAS ESTRATEGIAS INSTITUCIONALES QUE FAVOREZCAN A LA INVERSIÓN NACIONAL Y EXTRANJERA, CON ORIENTACIÓN PRODUCTIVA Y SOCIALISTA, EN EL MARCO DEL ALBA-TCP Y EL RESTO DE LAS ALIANZAS ESTRATÉGICAS DEL MUNDO MULTIPOLAR

UNIDAD DE MEDIDA: EMPRESA **META:** 26

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	9.000	0	0	0	0	0	9.000
404	**00**	**00**	**00**	**Activos reales**	**160.000**	**0**	**0**	**0**	**0**	**0**	**160.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	160.000	0	0	0	0	0	160.000
404	09	01	00	Mobiliario y equipos de oficina	75.000	0	0	0	0	0	75.000
404	09	02	00	Equipos de computación	85.000	0	0	0	0	0	85.000
				Totales	**15.600.000**	**0**	**0**	**0**	**0**	**0**	**15.600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118685 530041000 INVERSIÓN PRODUCTIVA CON ORIENTACIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: SEGUIR APLICANDO LAS ESTRATEGIAS INSTITUCIONALES QUE FAVOREZCAN A LA INVERSIÓN NACIONAL Y EXTRANJERA, CON ORIENTACIÓN PRODUCTIVA Y SOCIALISTA, EN EL MARCO DEL ALBA-TCP Y EL RESTO DE LAS ALIANZAS ESTRATÉGICAS DEL MUNDO MULTIPOLAR

UNIDAD DE MEDIDA: EMPRESA **META:** 26

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118685 530041000 INVERSIÓN PRODUCTIVA CON ORIENTACIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: SEGUIR APLICANDO LAS ESTRATEGIAS INSTITUCIONALES QUE FAVOREZCAN A LA INVERSIÓN NACIONAL Y EXTRANJERA, CON ORIENTACIÓN PRODUCTIVA Y SOCIALISTA, EN EL MARCO DEL ALBA-TCP Y EL RESTO DE LAS ALIANZAS ESTRATÉGICAS DEL MUNDO MULTIPOLAR

UNIDAD DE MEDIDA: EMPRESA **META:** 26

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530041001 ATENCIÓN AL INVERSIONISTA Y RECEPCIÓN DE SOLICITUDES

UNIDAD DE MEDIDA: SOLICITUD **META:** 4.541

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.000**	**0**	**0**	**0**	**0**	**0**	**15.000**
402	06	00	00	Productos químicos y derivados	3.000	0	0	0	0	0	3.000
402	06	03	00	Tintas, pinturas y colorantes	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	12.000	0	0	0	0	0	12.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.500	0	0	0	0	0	7.500
402	10	08	00	Materiales para equipos de computación	4.500	0	0	0	0	0	4.500
403	**00**	**00**	**00**	**Servicios no personales**	**2.000**	**0**	**0**	**0**	**0**	**0**	**2.000**
403	18	00	00	Impuestos indirectos	2.000	0	0	0	0	0	2.000
403	18	01	00	Impuesto al valor agregado	2.000	0	0	0	0	0	2.000
				Totales	**17.000**	**0**	**0**	**0**	**0**	**0**	**17.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118685 530041000 INVERSIÓN PRODUCTIVA CON ORIENTACIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: SEGUIR APLICANDO LAS ESTRATEGIAS INSTITUCIONALES QUE FAVOREZCAN A LA INVERSIÓN NACIONAL Y EXTRANJERA, CON ORIENTACIÓN PRODUCTIVA Y SOCIALISTA, EN EL MARCO DEL ALBA-TCP Y EL RESTO DE LAS ALIANZAS ESTRATÉGICAS DEL MUNDO MULTIPOLAR

UNIDAD DE MEDIDA: EMPRESA **META:** 26

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530041002 DIRECCIONAMIENTO DE LA INVERSIÓN NACIONAL Y EXTRANJERA

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 5.266

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.920.620**	**0**	**0**	**0**	**0**	**0**	**13.920.620**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.351.672	0	0	0	0	0	3.351.672
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.136.000	0	0	0	0	0	1.136.000
401	01	18	00	Remuneraciones al personal contratado	1.206.052	0	0	0	0	0	1.206.052
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	9.000	0	0	0	0	0	9.000
401	01	99	00	Otras retribuciones	1.000.620	0	0	0	0	0	1.000.620
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	108.500	0	0	0	0	0	108.500
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	108.500	0	0	0	0	0	108.500
401	03	00	00	Primas	1.743.590	0	0	0	0	0	1.743.590
401	03	02	00	Primas de transporte a empleados	250.000	0	0	0	0	0	250.000
401	03	04	00	Primas por hijos a empleados	182.500	0	0	0	0	0	182.500
401	03	08	00	Primas de profesionalización a empleados	305.500	0	0	0	0	0	305.500
401	03	09	00	Primas por antigüedad a empleados	310.000	0	0	0	0	0	310.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	270.500	0	0	0	0	0	270.500
401	03	37	00	Primas de transporte al personal contratado	130.500	0	0	0	0	0	130.500
401	03	39	00	Primas por hijos al personal contratado	102.800	0	0	0	0	0	102.800
401	03	40	00	Primas de profesionalización al personal contratado	101.540	0	0	0	0	0	101.540
401	03	41	00	Primas por antigüedad al personal contratado	90.250	0	0	0	0	0	90.250
401	04	00	00	Complementos de sueldos y salarios	1.718.150	0	0	0	0	0	1.718.150
401	04	05	00	Complemento a empleados por gastos de representación	2.400	0	0	0	0	0	2.400
401	04	06	00	Complemento a empleados por comisión de servicios	10.000	0	0	0	0	0	10.000
401	04	08	00	Bono compensatorio de alimentación a empleados	816.750	0	0	0	0	0	816.750
401	04	26	00	Bono compensatorio de alimentación al personal contratado	632.500	0	0	0	0	0	632.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	181.500	0	0	0	0	0	181.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118685 530041000 INVERSIÓN PRODUCTIVA CON ORIENTACIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: SEGUIR APLICANDO LAS ESTRATEGIAS INSTITUCIONALES QUE FAVOREZCAN A LA INVERSIÓN NACIONAL Y EXTRANJERA, CON ORIENTACIÓN PRODUCTIVA Y SOCIALISTA, EN EL MARCO DEL ALBA-TCP Y EL RESTO DE LAS ALIANZAS ESTRATÉGICAS DEL MUNDO MULTIPOLAR

UNIDAD DE MEDIDA: EMPRESA **META:** 26

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530041002 DIRECCIONAMIENTO DE LA INVERSIÓN NACIONAL Y EXTRANJERA

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 5.266

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	96	00	Otros complementos a empleados	45.000	0	0	0	0	0	45.000
401	04	98	00	Otros complementos al personal contratado	30.000	0	0	0	0	0	30.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.639.200	0	0	0	0	0	2.639.200
401	05	01	00	Aguinaldos a empleados	994.500	0	0	0	0	0	994.500
401	05	03	00	Bono vacacional a empleados	583.300	0	0	0	0	0	583.300
401	05	07	00	Aguinaldos al personal contratado	444.900	0	0	0	0	0	444.900
401	05	08	00	Bono vacacional al personal contratado	258.500	0	0	0	0	0	258.500
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	256.000	0	0	0	0	0	256.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	102.000	0	0	0	0	0	102.000
401	06	00	00	Aportes patronales y legales	775.134	0	0	0	0	0	775.134
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	275.180	0	0	0	0	0	275.180
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	68.890	0	0	0	0	0	68.890
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	75.375	0	0	0	0	0	75.375
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	87.594	0	0	0	0	0	87.594
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	135.505	0	0	0	0	0	135.505
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	28.282	0	0	0	0	0	28.282
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	30.419	0	0	0	0	0	30.419
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	45.984	0	0	0	0	0	45.984
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	27.905	0	0	0	0	0	27.905
401	07	00	00	Asistencia socio-económica	1.758.874	0	0	0	0	0	1.758.874
401	07	01	00	Capacitación y adiestramiento a empleados	28.000	0	0	0	0	0	28.000
401	07	02	00	Becas a empleados	75.000	0	0	0	0	0	75.000
401	07	03	00	Ayudas por matrimonio a empleados	3.000	0	0	0	0	0	3.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118685 530041000 INVERSIÓN PRODUCTIVA CON ORIENTACIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: SEGUIR APLICANDO LAS ESTRATEGIAS INSTITUCIONALES QUE FAVOREZCAN A LA INVERSIÓN NACIONAL Y EXTRANJERA, CON ORIENTACIÓN PRODUCTIVA Y SOCIALISTA, EN EL MARCO DEL ALBA-TCP Y EL RESTO DE LAS ALIANZAS ESTRATÉGICAS DEL MUNDO MULTIPOLAR

UNIDAD DE MEDIDA: EMPRESA **META:** 26

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530041002 DIRECCIONAMIENTO DE LA INVERSIÓN NACIONAL Y EXTRANJERA

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 5.266

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	3.000	0	0	0	0	0	3.000
401	07	05	00	Ayudas por defunción a empleados	4.000	0	0	0	0	0	4.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	270.052	0	0	0	0	0	270.052
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	550.000	0	0	0	0	0	550.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	80.000	0	0	0	0	0	80.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	30.000	0	0	0	0	0	30.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	65.000	0	0	0	0	0	65.000
401	07	33	00	Asistencia socio-económica al personal contratado	380.622	0	0	0	0	0	380.622
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	120.200	0	0	0	0	0	120.200
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	150.000	0	0	0	0	0	150.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.825.500	0	0	0	0	0	1.825.500
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	825.000	0	0	0	0	0	825.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	610.000	0	0	0	0	0	610.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	390.500	0	0	0	0	0	390.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**626.680**	**0**	**0**	**0**	**0**	0	**626.680**
402	01	00	00	Productos alimenticios y agropecuarios	40.830	0	0	0	0	0	40.830
402	01	01	00	Alimentos y bebidas para personas	40.830	0	0	0	0	0	40.830
402	03	00	00	Textiles y vestuarios	70.000	0	0	0	0	0	70.000
402	03	02	00	Prendas de vestir	70.000	0	0	0	0	0	70.000
402	05	00	00	Productos de papel, cartón e impresos	137.400	0	0	0	0	0	137.400
402	05	01	00	Pulpa de madera, papel y cartón	20.900	0	0	0	0	0	20.900
402	05	03	00	Productos de papel y cartón para oficina	40.000	0	0	0	0	0	40.000
402	05	04	00	Libros, revistas y periódicos	7.500	0	0	0	0	0	7.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118685 530041000 INVERSIÓN PRODUCTIVA CON ORIENTACIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: SEGUIR APLICANDO LAS ESTRATEGIAS INSTITUCIONALES QUE FAVOREZCAN A LA INVERSIÓN NACIONAL Y EXTRANJERA, CON ORIENTACIÓN PRODUCTIVA Y SOCIALISTA, EN EL MARCO DEL ALBA-TCP Y EL RESTO DE LAS ALIANZAS ESTRATÉGICAS DEL MUNDO MULTIPOLAR

UNIDAD DE MEDIDA: EMPRESA **META:** 26

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530041002 DIRECCIONAMIENTO DE LA INVERSIÓN NACIONAL Y EXTRANJERA

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 5.266

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	06	00	Productos de papel y cartón para computación	8.800	0	0	0	0	0	8.800
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	60.200	0	0	0	0	0	60.200
402	06	00	00	Productos químicos y derivados	110.000	0	0	0	0	0	110.000
402	06	03	00	Tintas, pinturas y colorantes	95.000	0	0	0	0	0	95.000
402	06	08	00	Productos plásticos	15.000	0	0	0	0	0	15.000
402	08	00	00	Productos metálicos	26.500	0	0	0	0	0	26.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.000	0	0	0	0	0	5.000
402	08	10	00	Repuestos y accesorios para otros equipos	21.500	0	0	0	0	0	21.500
402	10	00	00	Productos varios y útiles diversos	241.950	0	0	0	0	0	241.950
402	10	02	00	Materiales y útiles de limpieza y aseo	30.200	0	0	0	0	0	30.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	39.650	0	0	0	0	0	39.650
402	10	08	00	Materiales para equipos de computación	132.100	0	0	0	0	0	132.100
402	10	11	00	Materiales eléctricos	25.000	0	0	0	0	0	25.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**763.000**	**0**	**0**	**0**	**0**	0	**763.000**
403	01	00	00	Alquileres de inmuebles	110.000	0	0	0	0	0	110.000
403	01	01	00	Alquileres de edificios y locales	110.000	0	0	0	0	0	110.000
403	04	00	00	Servicios básicos	129.500	0	0	0	0	0	129.500
403	04	01	00	Electricidad	16.000	0	0	0	0	0	16.000
403	04	04	00	Teléfonos	105.000	0	0	0	0	0	105.000
403	04	06	00	Servicio de aseo urbano y domiciliario	8.500	0	0	0	0	0	8.500
403	06	00	00	Servicios de transporte y almacenaje	9.500	0	0	0	0	0	9.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	9.500	0	0	0	0	0	9.500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	8.000	0	0	0	0	0	8.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118685 530041000 INVERSIÓN PRODUCTIVA CON ORIENTACIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: SEGUIR APLICANDO LAS ESTRATEGIAS INSTITUCIONALES QUE FAVOREZCAN A LA INVERSIÓN NACIONAL Y EXTRANJERA, CON ORIENTACIÓN PRODUCTIVA Y SOCIALISTA, EN EL MARCO DEL ALBA-TCP Y EL RESTO DE LAS ALIANZAS ESTRATÉGICAS DEL MUNDO MULTIPOLAR

UNIDAD DE MEDIDA: EMPRESA **META:** 26

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530041002 DIRECCIONAMIENTO DE LA INVERSIÓN NACIONAL Y EXTRANJERA

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 5.266

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	01	00	Primas y gastos de seguros	4.500	0	0	0	0	0	4.500
403	08	02	00	Comisiones y gastos bancarios	3.500	0	0	0	0	0	3.500
403	09	00	00	Viáticos y pasajes	40.000	0	0	0	0	0	40.000
403	09	02	00	Viáticos y pasajes fuera del país	40.000	0	0	0	0	0	40.000
403	10	00	00	Servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	10	07	00	Servicios de capacitación y adiestramiento	30.000	0	0	0	0	0	30.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	72.000	0	0	0	0	0	72.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	12.000	0	0	0	0	0	12.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	40.000	0	0	0	0	0	40.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	160.000	0	0	0	0	0	160.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	160.000	0	0	0	0	0	160.000
403	18	00	00	Impuestos indirectos	150.000	0	0	0	0	0	150.000
403	18	01	00	Impuesto al valor agregado	150.000	0	0	0	0	0	150.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	45.000	0	0	0	0	0	45.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	45.000	0	0	0	0	0	45.000
403	99	00	00	Otros servicios no personales	9.000	0	0	0	0	0	9.000
403	99	01	00	Otros servicios no personales	9.000	0	0	0	0	0	9.000
404	**00**	**00**	**00**	**Activos reales**	**160.000**	**0**	**0**	**0**	**0**	0	**160.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	160.000	0	0	0	0	0	160.000
404	09	01	00	Mobiliario y equipos de oficina	75.000	0	0	0	0	0	75.000
404	09	02	00	Equipos de computación	85.000	0	0	0	0	0	85.000
				Totales	**15.470.300**	**0**	**0**	**0**	**0**	0	**15.470.300**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118685 530041000 INVERSIÓN PRODUCTIVA CON ORIENTACIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: SEGUIR APLICANDO LAS ESTRATEGIAS INSTITUCIONALES QUE FAVOREZCAN A LA INVERSIÓN NACIONAL Y EXTRANJERA, CON ORIENTACIÓN PRODUCTIVA Y SOCIALISTA, EN EL MARCO DEL ALBA-TCP Y EL RESTO DE LAS ALIANZAS ESTRATÉGICAS DEL MUNDO MULTIPOLAR

UNIDAD DE MEDIDA: EMPRESA **META:** 26

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530041003 SUPERVISIÓN DE LOS CONTRATOS DE TRANSFERENCIA TECNOLÓGICA

UNIDAD DE MEDIDA: FISCALIZACIÓN **META:** 30

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.100**	**0**	**0**	**0**	**0**	**0**	**20.100**
402	01	00	00	Productos alimenticios y agropecuarios	2.000	0	0	0	0	0	2.000
402	01	01	00	Alimentos y bebidas para personas	2.000	0	0	0	0	0	2.000
402	05	00	00	Productos de papel, cartón e impresos	5.800	0	0	0	0	0	5.800
402	05	01	00	Pulpa de madera, papel y cartón	2.000	0	0	0	0	0	2.000
402	05	03	00	Productos de papel y cartón para oficina	1.900	0	0	0	0	0	1.900
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.900	0	0	0	0	0	1.900
402	06	00	00	Productos químicos y derivados	1.900	0	0	0	0	0	1.900
402	06	03	00	Tintas, pinturas y colorantes	1.900	0	0	0	0	0	1.900
402	10	00	00	Productos varios y útiles diversos	10.400	0	0	0	0	0	10.400
402	10	02	00	Materiales y útiles de limpieza y aseo	1.900	0	0	0	0	0	1.900
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.500	0	0	0	0	0	2.500
402	10	08	00	Materiales para equipos de computación	2.200	0	0	0	0	0	2.200
402	10	11	00	Materiales eléctricos	1.900	0	0	0	0	0	1.900
402	10	99	00	Otros productos y útiles diversos	1.900	0	0	0	0	0	1.900
403	**00**	**00**	**00**	**Servicios no personales**	**75.600**	**0**	**0**	**0**	**0**	**0**	**75.600**
403	09	00	00	Viáticos y pasajes	65.000	0	0	0	0	0	65.000
403	09	01	00	Viáticos y pasajes dentro del país	65.000	0	0	0	0	0	65.000
403	18	00	00	Impuestos indirectos	10.600	0	0	0	0	0	10.600
403	18	01	00	Impuesto al valor agregado	10.600	0	0	0	0	0	10.600
				Totales	**95.700**	**0**	**0**	**0**	**0**	**0**	**95.700**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118685 530041000 INVERSIÓN PRODUCTIVA CON ORIENTACIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: SEGUIR APLICANDO LAS ESTRATEGIAS INSTITUCIONALES QUE FAVOREZCAN A LA INVERSIÓN NACIONAL Y EXTRANJERA, CON ORIENTACIÓN PRODUCTIVA Y SOCIALISTA, EN EL MARCO DEL ALBA-TCP Y EL RESTO DE LAS ALIANZAS ESTRATÉGICAS DEL MUNDO MULTIPOLAR

UNIDAD DE MEDIDA: EMPRESA **META:** 26

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530041004 REORGANIZACIÓN DE LA DOCUMENTACIÓN DE LA INVERSIÓN REGISTRADA EN EL PAÍS

UNIDAD DE MEDIDA: DOCUMENTO DIGITALIZADO **META:** 7.510

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.000**	**0**	**0**	**0**	**0**	**0**	**15.000**
402	06	00	00	Productos químicos y derivados	3.000	0	0	0	0	0	3.000
402	06	03	00	Tintas, pinturas y colorantes	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	12.000	0	0	0	0	0	12.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.500	0	0	0	0	0	7.500
402	10	08	00	Materiales para equipos de computación	4.500	0	0	0	0	0	4.500
403	**00**	**00**	**00**	**Servicios no personales**	**2.000**	**0**	**0**	**0**	**0**	**0**	**2.000**
403	18	00	00	Impuestos indirectos	2.000	0	0	0	0	0	2.000
403	18	01	00	Impuesto al valor agregado	2.000	0	0	0	0	0	2.000
				Totales	**17.000**	**0**	**0**	**0**	**0**	**0**	**17.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118586 530042000 FORTALECIMIENTO DEL SISTEMA ALTERNATIVO DE COMERCIALIZACIÓN Y DISTRIBUCIÓN DE BIENES Y SERVICIOS EN TÉRMINOS DE CANTIDAD, CALIDAD, OPORTUNIDAD Y PRECIO JUSTO

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DONDE INTERACTÚEN LOS AGENTES ECONÓMICOS CON MECANISMOS NOVEDOSOS, QUE CONDUZCAN AL MEJORAMIENTO DEL PROCESO DE DISTRIBUCIÓN Y COMERCIALIZACIÓN DE BIENES Y SERVICIOS EN CONDICIONES DE EQUIDAD Y JUSTICIA SOCIAL, A LOS FINES DE SALVAGUARDAR EL PODER ADQUISITIVO DE LA POBLACIÓN DE MENORES RECURSOS

UNIDAD DE MEDIDA: RED **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**223.000**	**0**	**0**	**0**	**0**	**0**	**223.000**
402	01	00	00	Productos alimenticios y agropecuarios	35.000	0	0	0	0	0	35.000
402	01	01	00	Alimentos y bebidas para personas	35.000	0	0	0	0	0	35.000
402	04	00	00	Productos de cuero y caucho	12.000	0	0	0	0	0	12.000
402	04	03	00	Cauchos y tripas para vehículos	12.000	0	0	0	0	0	12.000
402	05	00	00	Productos de papel, cartón e impresos	57.000	0	0	0	0	0	57.000
402	05	01	00	Pulpa de madera, papel y cartón	6.000	0	0	0	0	0	6.000
402	05	02	00	Envases y cajas de papel y cartón	7.000	0	0	0	0	0	7.000
402	05	03	00	Productos de papel y cartón para oficina	24.000	0	0	0	0	0	24.000
402	05	06	00	Productos de papel y cartón para computación	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	54.500	0	0	0	0	0	54.500
402	06	03	00	Tintas, pinturas y colorantes	33.500	0	0	0	0	0	33.500
402	06	04	00	Productos farmacéuticos y medicamentos	6.000	0	0	0	0	0	6.000
402	06	06	00	Combustibles y lubricantes	7.000	0	0	0	0	0	7.000
402	06	08	00	Productos plásticos	8.000	0	0	0	0	0	8.000
402	07	00	00	Productos minerales no metálicos	7.000	0	0	0	0	0	7.000
402	07	02	00	Vidrios y productos de vidrio	7.000	0	0	0	0	0	7.000
402	08	00	00	Productos metálicos	17.500	0	0	0	0	0	17.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.500	0	0	0	0	0	3.500
402	08	10	00	Repuestos y accesorios para otros equipos	7.000	0	0	0	0	0	7.000
402	08	99	00	Otros productos metálicos	7.000	0	0	0	0	0	7.000
402	10	00	00	Productos varios y útiles diversos	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
402	99	00	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
402	99	01	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**226.000**	**0**	**0**	**0**	**0**	**0**	**226.000**
403	06	00	00	Servicios de transporte y almacenaje	28.000	0	0	0	0	0	28.000
403	06	01	00	Fletes y embalajes	10.500	0	0	0	0	0	10.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118586 530042000 FORTALECIMIENTO DEL SISTEMA ALTERNATIVO DE COMERCIALIZACIÓN Y DISTRIBUCIÓN DE BIENES Y SERVICIOS EN TÉRMINOS DE CANTIDAD, CALIDAD, OPORTUNIDAD Y PRECIO JUSTO

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DONDE INTERACTÚEN LOS AGENTES ECONÓMICOS CON MECANISMOS NOVEDOSOS, QUE CONDUZCAN AL MEJORAMIENTO DEL PROCESO DE DISTRIBUCIÓN Y COMERCIALIZACIÓN DE BIENES Y SERVICIOS EN CONDICIONES DE EQUIDAD Y JUSTICIA SOCIAL, A LOS FINES DE SALVAGUARDAR EL PODER ADQUISITIVO DE LA POBLACIÓN DE MENORES RECURSOS

UNIDAD DE MEDIDA: RED

META: 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	02	00	Almacenaje	3.500	0	0	0	0	0	3.500
403	06	03	00	Estacionamiento	7.000	0	0	0	0	0	7.000
403	06	04	00	Peaje	7.000	0	0	0	0	0	7.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	66.000	0	0	0	0	0	66.000
403	07	01	00	Publicidad y propaganda	19.000	0	0	0	0	0	19.000
403	07	02	00	Imprenta y reproducción	27.000	0	0	0	0	0	27.000
403	07	03	00	Relaciones sociales	7.000	0	0	0	0	0	7.000
403	07	04	00	Avisos	13.000	0	0	0	0	0	13.000
403	09	00	00	Viáticos y pasajes	34.000	0	0	0	0	0	34.000
403	09	01	00	Viáticos y pasajes dentro del país	34.000	0	0	0	0	0	34.000
403	10	00	00	Servicios profesionales y técnicos	19.000	0	0	0	0	0	19.000
403	10	03	00	Servicios de procesamiento de datos	8.000	0	0	0	0	0	8.000
403	10	09	00	Servicios de lavandería y tintorería	3.000	0	0	0	0	0	3.000
403	10	99	00	Otros servicios profesionales y técnicos	8.000	0	0	0	0	0	8.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.000	0	0	0	0	0	7.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	7.000	0	0	0	0	0	7.000
403	15	00	00	Servicios fiscales	7.000	0	0	0	0	0	7.000
403	15	02	00	Tasas y otros derechos obligatorios	7.000	0	0	0	0	0	7.000
403	18	00	00	Impuestos indirectos	65.000	0	0	0	0	0	65.000
403	18	01	00	Impuesto al valor agregado	65.000	0	0	0	0	0	65.000
404	**00**	**00**	**00**	**Activos reales**	**151.000**	**0**	**0**	**0**	**0**	**0**	**151.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	37.000	0	0	0	0	0	37.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	37.000	0	0	0	0	0	37.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	114.000	0	0	0	0	0	114.000
404	09	01	00	Mobiliario y equipos de oficina	50.000	0	0	0	0	0	50.000
404	09	02	00	Equipos de computación	40.000	0	0	0	0	0	40.000
404	09	03	00	Mobiliario y equipos de alojamiento	24.000	0	0	0	0	0	24.000
				Totales	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118586 530042000 FORTALECIMIENTO DEL SISTEMA ALTERNATIVO DE COMERCIALIZACIÓN Y DISTRIBUCIÓN DE BIENES Y SERVICIOS EN TÉRMINOS DE CANTIDAD, CALIDAD, OPORTUNIDAD Y PRECIO JUSTO

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DONDE INTERACTÚEN LOS AGENTES ECONÓMICOS CON MECANISMOS NOVEDOSOS, QUE CONDUZCAN AL MEJORAMIENTO DEL PROCESO DE DISTRIBUCIÓN Y COMERCIALIZACIÓN DE BIENES Y SERVICIOS EN CONDICIONES DE EQUIDAD Y JUSTICIA SOCIAL, A LOS FINES DE SALVAGUARDAR EL PODER ADQUISITIVO DE LA POBLACIÓN DE MENORES RECURSOS

UNIDAD DE MEDIDA: RED

META: 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118586 530042000 FORTALECIMIENTO DEL SISTEMA ALTERNATIVO DE COMERCIALIZACIÓN Y DISTRIBUCIÓN DE BIENES Y SERVICIOS EN TÉRMINOS DE CANTIDAD, CALIDAD, OPORTUNIDAD Y PRECIO JUSTO

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DONDE INTERACTÚEN LOS AGENTES ECONÓMICOS CON MECANISMOS NOVEDOSOS, QUE CONDUZCAN AL MEJORAMIENTO DEL PROCESO DE DISTRIBUCIÓN Y COMERCIALIZACIÓN DE BIENES Y SERVICIOS EN CONDICIONES DE EQUIDAD Y JUSTICIA SOCIAL, A LOS FINES DE SALVAGUARDAR EL PODER ADQUISITIVO DE LA POBLACIÓN DE MENORES RECURSOS

UNIDAD DE MEDIDA: RED **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530042001 REALIZAR ESTUDIOS SECTORIALES PARA LA GENERACIÓN DE POLÍTICAS COMERCIALES

UNIDAD DE MEDIDA: ESTUDIO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INTELIGENCIA DE MERCADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**60.000**	**0**	**0**	**0**	**0**	**0**	**60.000**
402	01	00	00	Productos alimenticios y agropecuarios	5.000	0	0	0	0	0	5.000
402	01	01	00	Alimentos y bebidas para personas	5.000	0	0	0	0	0	5.000
402	04	00	00	Productos de cuero y caucho	5.000	0	0	0	0	0	5.000
402	04	03	00	Cauchos y tripas para vehículos	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	16.000	0	0	0	0	0	16.000
402	05	01	00	Pulpa de madera, papel y cartón	2.000	0	0	0	0	0	2.000
402	05	02	00	Envases y cajas de papel y cartón	2.000	0	0	0	0	0	2.000
402	05	03	00	Productos de papel y cartón para oficina	7.000	0	0	0	0	0	7.000
402	05	06	00	Productos de papel y cartón para computación	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	17.000	0	0	0	0	0	17.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.000	0	0	0	0	0	2.000
402	06	06	00	Combustibles y lubricantes	2.000	0	0	0	0	0	2.000
402	06	08	00	Productos plásticos	3.000	0	0	0	0	0	3.000
402	07	00	00	Productos minerales no metálicos	2.000	0	0	0	0	0	2.000
402	07	02	00	Vidrios y productos de vidrio	2.000	0	0	0	0	0	2.000
402	08	00	00	Productos metálicos	5.000	0	0	0	0	0	5.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.000	0	0	0	0	0	1.000
402	08	10	00	Repuestos y accesorios para otros equipos	2.000	0	0	0	0	0	2.000
402	08	99	00	Otros productos metálicos	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118586 530042000 FORTALECIMIENTO DEL SISTEMA ALTERNATIVO DE COMERCIALIZACIÓN Y DISTRIBUCIÓN DE BIENES Y SERVICIOS EN TÉRMINOS DE CANTIDAD, CALIDAD, OPORTUNIDAD Y PRECIO JUSTO

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DONDE INTERACTÚEN LOS AGENTES ECONÓMICOS CON MECANISMOS NOVEDOSOS, QUE CONDUZCAN AL MEJORAMIENTO DEL PROCESO DE DISTRIBUCIÓN Y COMERCIALIZACIÓN DE BIENES Y SERVICIOS EN CONDICIONES DE EQUIDAD Y JUSTICIA SOCIAL, A LOS FINES DE SALVAGUARDAR EL PODER ADQUISITIVO DE LA POBLACIÓN DE MENORES RECURSOS

UNIDAD DE MEDIDA: RED **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530042001 REALIZAR ESTUDIOS SECTORIALES PARA LA GENERACIÓN DE POLÍTICAS COMERCIALES

UNIDAD DE MEDIDA: ESTUDIO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INTELIGENCIA DE MERCADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**62.500**	**0**	**0**	**0**	**0**	0	**62.500**
403	06	00	00	Servicios de transporte y almacenaje	8.000	0	0	0	0	0	8.000
403	06	01	00	Fletes y embalajes	3.000	0	0	0	0	0	3.000
403	06	02	00	Almacenaje	1.000	0	0	0	0	0	1.000
403	06	03	00	Estacionamiento	2.000	0	0	0	0	0	2.000
403	06	04	00	Peaje	2.000	0	0	0	0	0	2.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	18.000	0	0	0	0	0	18.000
403	07	01	00	Publicidad y propaganda	4.000	0	0	0	0	0	4.000
403	07	02	00	Imprenta y reproducción	7.000	0	0	0	0	0	7.000
403	07	03	00	Relaciones sociales	2.000	0	0	0	0	0	2.000
403	07	04	00	Avisos	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	9.000	0	0	0	0	0	9.000
403	09	01	00	Viáticos y pasajes dentro del país	9.000	0	0	0	0	0	9.000
403	10	00	00	Servicios profesionales y técnicos	6.000	0	0	0	0	0	6.000
403	10	03	00	Servicios de procesamiento de datos	2.000	0	0	0	0	0	2.000
403	10	09	00	Servicios de lavandería y tintorería	1.000	0	0	0	0	0	1.000
403	10	99	00	Otros servicios profesionales y técnicos	3.000	0	0	0	0	0	3.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.000	0	0	0	0	0	2.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.000	0	0	0	0	0	2.000
403	15	00	00	Servicios fiscales	2.000	0	0	0	0	0	2.000
403	15	02	00	Tasas y otros derechos obligatorios	2.000	0	0	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118586 530042000 FORTALECIMIENTO DEL SISTEMA ALTERNATIVO DE COMERCIALIZACIÓN Y DISTRIBUCIÓN DE BIENES Y SERVICIOS EN TÉRMINOS DE CANTIDAD, CALIDAD, OPORTUNIDAD Y PRECIO JUSTO

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DONDE INTERACTÚEN LOS AGENTES ECONÓMICOS CON MECANISMOS NOVEDOSOS, QUE CONDUZCAN AL MEJORAMIENTO DEL PROCESO DE DISTRIBUCIÓN Y COMERCIALIZACIÓN DE BIENES Y SERVICIOS EN CONDICIONES DE EQUIDAD Y JUSTICIA SOCIAL, A LOS FINES DE SALVAGUARDAR EL PODER ADQUISITIVO DE LA POBLACIÓN DE MENORES RECURSOS

UNIDAD DE MEDIDA: RED **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530042001 REALIZAR ESTUDIOS SECTORIALES PARA LA GENERACIÓN DE POLÍTICAS COMERCIALES

UNIDAD DE MEDIDA: ESTUDIO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INTELIGENCIA DE MERCADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	17.500	0	0	0	0	0	17.500
403	18	01	00	Impuesto al valor agregado	17.500	0	0	0	0	0	17.500
404	**00**	**00**	**00**	**Activos reales**	**42.000**	**0**	**0**	**0**	**0**	0	**42.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	8.000	0	0	0	0	0	8.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	8.000	0	0	0	0	0	8.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	34.000	0	0	0	0	0	34.000
404	09	01	00	Mobiliario y equipos de oficina	15.000	0	0	0	0	0	15.000
404	09	02	00	Equipos de computación	10.000	0	0	0	0	0	10.000
404	09	03	00	Mobiliario y equipos de alojamiento	9.000	0	0	0	0	0	9.000
				Totales	**164.500**	**0**	**0**	**0**	**0**	0	**164.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118586 530042000 FORTALECIMIENTO DEL SISTEMA ALTERNATIVO DE COMERCIALIZACIÓN Y DISTRIBUCIÓN DE BIENES Y SERVICIOS EN TÉRMINOS DE CANTIDAD, CALIDAD, OPORTUNIDAD Y PRECIO JUSTO

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DONDE INTERACTÚEN LOS AGENTES ECONÓMICOS CON MECANISMOS NOVEDOSOS, QUE CONDUZCAN AL MEJORAMIENTO DEL PROCESO DE DISTRIBUCIÓN Y COMERCIALIZACIÓN DE BIENES Y SERVICIOS EN CONDICIONES DE EQUIDAD Y JUSTICIA SOCIAL, A LOS FINES DE SALVAGUARDAR EL PODER ADQUISITIVO DE LA POBLACIÓN DE MENORES RECURSOS

UNIDAD DE MEDIDA: RED **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530042002 DISEÑO DE NUEVOS MODELOS Y/O MECANISMOS DE DISTRIBUCIÓN Y COMERCIALIZACIÓN DE BIENES Y SERVICIOS DE LA CESTA BÁSICA

UNIDAD DE MEDIDA: MODELO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INTELIGENCIA DE MERCADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**55.000**	0	0	0	0	0	**55.000**
402	01	00	00	Productos alimenticios y agropecuarios	5.000	0	0	0	0	0	5.000
402	01	01	00	Alimentos y bebidas para personas	5.000	0	0	0	0	0	5.000
402	04	00	00	Productos de cuero y caucho	3.000	0	0	0	0	0	3.000
402	04	03	00	Cauchos y tripas para vehículos	3.000	0	0	0	0	0	3.000
402	05	00	00	Productos de papel, cartón e impresos	15.000	0	0	0	0	0	15.000
402	05	01	00	Pulpa de madera, papel y cartón	2.000	0	0	0	0	0	2.000
402	05	02	00	Envases y cajas de papel y cartón	1.000	0	0	0	0	0	1.000
402	05	03	00	Productos de papel y cartón para oficina	7.000	0	0	0	0	0	7.000
402	05	06	00	Productos de papel y cartón para computación	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	15.000	0	0	0	0	0	15.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.000	0	0	0	0	0	2.000
402	06	06	00	Combustibles y lubricantes	2.000	0	0	0	0	0	2.000
402	06	08	00	Productos plásticos	1.000	0	0	0	0	0	1.000
402	07	00	00	Productos minerales no metálicos	2.000	0	0	0	0	0	2.000
402	07	02	00	Vidrios y productos de vidrio	2.000	0	0	0	0	0	2.000
402	08	00	00	Productos metálicos	5.000	0	0	0	0	0	5.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.000	0	0	0	0	0	1.000
402	08	10	00	Repuestos y accesorios para otros equipos	2.000	0	0	0	0	0	2.000
402	08	99	00	Otros productos metálicos	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118586 530042000 FORTALECIMIENTO DEL SISTEMA ALTERNATIVO DE COMERCIALIZACIÓN Y DISTRIBUCIÓN DE BIENES Y SERVICIOS EN TÉRMINOS DE CANTIDAD, CALIDAD, OPORTUNIDAD Y PRECIO JUSTO

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DONDE INTERACTÚEN LOS AGENTES ECONÓMICOS CON MECANISMOS NOVEDOSOS, QUE CONDUZCAN AL MEJORAMIENTO DEL PROCESO DE DISTRIBUCIÓN Y COMERCIALIZACIÓN DE BIENES Y SERVICIOS EN CONDICIONES DE EQUIDAD Y JUSTICIA SOCIAL, A LOS FINES DE SALVAGUARDAR EL PODER ADQUISITIVO DE LA POBLACIÓN DE MENORES RECURSOS

UNIDAD DE MEDIDA: RED **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530042002 DISEÑO DE NUEVOS MODELOS Y/O MECANISMOS DE DISTRIBUCIÓN Y COMERCIALIZACIÓN DE BIENES Y SERVICIOS DE LA CESTA BÁSICA

UNIDAD DE MEDIDA: MODELO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INTELIGENCIA DE MERCADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**61.500**	**0**	**0**	**0**	**0**	**0**	**61.500**
403	06	00	00	Servicios de transporte y almacenaje	8.000	0	0	0	0	0	8.000
403	06	01	00	Fletes y embalajes	2.000	0	0	0	0	0	2.000
403	06	02	00	Almacenaje	1.000	0	0	0	0	0	1.000
403	06	03	00	Estacionamiento	3.000	0	0	0	0	0	3.000
403	06	04	00	Peaje	2.000	0	0	0	0	0	2.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.000	0	0	0	0	0	17.000
403	07	01	00	Publicidad y propaganda	5.000	0	0	0	0	0	5.000
403	07	02	00	Imprenta y reproducción	5.000	0	0	0	0	0	5.000
403	07	03	00	Relaciones sociales	2.000	0	0	0	0	0	2.000
403	07	04	00	Avisos	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	10	03	00	Servicios de procesamiento de datos	2.000	0	0	0	0	0	2.000
403	10	09	00	Servicios de lavandería y tintorería	1.000	0	0	0	0	0	1.000
403	10	99	00	Otros servicios profesionales y técnicos	2.000	0	0	0	0	0	2.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.000	0	0	0	0	0	2.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.000	0	0	0	0	0	2.000
403	15	00	00	Servicios fiscales	2.000	0	0	0	0	0	2.000
403	15	02	00	Tasas y otros derechos obligatorios	2.000	0	0	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118586 530042000 FORTALECIMIENTO DEL SISTEMA ALTERNATIVO DE COMERCIALIZACIÓN Y DISTRIBUCIÓN DE BIENES Y SERVICIOS EN TÉRMINOS DE CANTIDAD, CALIDAD, OPORTUNIDAD Y PRECIO JUSTO

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DONDE INTERACTÚEN LOS AGENTES ECONÓMICOS CON MECANISMOS NOVEDOSOS, QUE CONDUZCAN AL MEJORAMIENTO DEL PROCESO DE DISTRIBUCIÓN Y COMERCIALIZACIÓN DE BIENES Y SERVICIOS EN CONDICIONES DE EQUIDAD Y JUSTICIA SOCIAL, A LOS FINES DE SALVAGUARDAR EL PODER ADQUISITIVO DE LA POBLACIÓN DE MENORES RECURSOS

UNIDAD DE MEDIDA: RED **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530042002 DISEÑO DE NUEVOS MODELOS Y/O MECANISMOS DE DISTRIBUCIÓN Y COMERCIALIZACIÓN DE BIENES Y SERVICIOS DE LA CESTA BÁSICA

UNIDAD DE MEDIDA: MODELO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INTELIGENCIA DE MERCADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	17.500	0	0	0	0	0	17.500
403	18	01	00	Impuesto al valor agregado	17.500	0	0	0	0	0	17.500
404	**00**	**00**	**00**	**Activos reales**	**40.000**	**0**	**0**	**0**	**0**	0	**40.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.000	0	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	09	01	00	Mobiliario y equipos de oficina	15.000	0	0	0	0	0	15.000
404	09	02	00	Equipos de computación	10.000	0	0	0	0	0	10.000
404	09	03	00	Mobiliario y equipos de alojamiento	5.000	0	0	0	0	0	5.000
				Totales	**156.500**	**0**	**0**	**0**	**0**	0	**156.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118586 530042000 FORTALECIMIENTO DEL SISTEMA ALTERNATIVO DE COMERCIALIZACIÓN Y DISTRIBUCIÓN DE BIENES Y SERVICIOS EN TÉRMINOS DE CANTIDAD, CALIDAD, OPORTUNIDAD Y PRECIO JUSTO

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DONDE INTERACTÚEN LOS AGENTES ECONÓMICOS CON MECANISMOS NOVEDOSOS, QUE CONDUZCAN AL MEJORAMIENTO DEL PROCESO DE DISTRIBUCIÓN Y COMERCIALIZACIÓN DE BIENES Y SERVICIOS EN CONDICIONES DE EQUIDAD Y JUSTICIA SOCIAL, A LOS FINES DE SALVAGUARDAR EL PODER ADQUISITIVO DE LA POBLACIÓN DE MENORES RECURSOS

UNIDAD DE MEDIDA: RED **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530042003 ADECUACIÓN DEL MARCO NORMATIVO EXISTENTE, AJUSTADO AL NUEVO MODELO PRODUCTIVO SOCIALISTA

UNIDAD DE MEDIDA: RESOLUCIÓN **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUILIBRIO COMERCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**59.000**	**0**	**0**	**0**	**0**	**0**	**59.000**
402	01	00	00	Productos alimenticios y agropecuarios	15.000	0	0	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	0	15.000
402	04	00	00	Productos de cuero y caucho	2.000	0	0	0	0	0	2.000
402	04	03	00	Cauchos y tripas para vehículos	2.000	0	0	0	0	0	2.000
402	05	00	00	Productos de papel, cartón e impresos	14.000	0	0	0	0	0	14.000
402	05	01	00	Pulpa de madera, papel y cartón	1.000	0	0	0	0	0	1.000
402	05	02	00	Envases y cajas de papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	05	06	00	Productos de papel y cartón para computación	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	11.000	0	0	0	0	0	11.000
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	0	5.000
402	06	04	00	Productos farmacéuticos y medicamentos	1.000	0	0	0	0	0	1.000
402	06	06	00	Combustibles y lubricantes	2.000	0	0	0	0	0	2.000
402	06	08	00	Productos plásticos	3.000	0	0	0	0	0	3.000
402	07	00	00	Productos minerales no metálicos	2.000	0	0	0	0	0	2.000
402	07	02	00	Vidrios y productos de vidrio	2.000	0	0	0	0	0	2.000
402	08	00	00	Productos metálicos	5.000	0	0	0	0	0	5.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.000	0	0	0	0	0	1.000
402	08	10	00	Repuestos y accesorios para otros equipos	2.000	0	0	0	0	0	2.000
402	08	99	00	Otros productos metálicos	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118586 530042000 FORTALECIMIENTO DEL SISTEMA ALTERNATIVO DE COMERCIALIZACIÓN Y DISTRIBUCIÓN DE BIENES Y SERVICIOS EN TÉRMINOS DE CANTIDAD, CALIDAD, OPORTUNIDAD Y PRECIO JUSTO

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DONDE INTERACTÚEN LOS AGENTES ECONÓMICOS CON MECANISMOS NOVEDOSOS, QUE CONDUZCAN AL MEJORAMIENTO DEL PROCESO DE DISTRIBUCIÓN Y COMERCIALIZACIÓN DE BIENES Y SERVICIOS EN CONDICIONES DE EQUIDAD Y JUSTICIA SOCIAL, A LOS FINES DE SALVAGUARDAR EL PODER ADQUISITIVO DE LA POBLACIÓN DE MENORES RECURSOS

UNIDAD DE MEDIDA: RED **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530042003 ADECUACIÓN DEL MARCO NORMATIVO EXISTENTE, AJUSTADO AL NUEVO MODELO PRODUCTIVO SOCIALISTA

UNIDAD DE MEDIDA: RESOLUCIÓN **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUILIBRIO COMERCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**58.900**	**0**	**0**	**0**	**0**	**0**	**58.900**
403	06	00	00	Servicios de transporte y almacenaje	8.000	0	0	0	0	0	8.000
403	06	01	00	Fletes y embalajes	4.000	0	0	0	0	0	4.000
403	06	02	00	Almacenaje	1.000	0	0	0	0	0	1.000
403	06	03	00	Estacionamiento	1.000	0	0	0	0	0	1.000
403	06	04	00	Peaje	2.000	0	0	0	0	0	2.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	14.000	0	0	0	0	0	14.000
403	07	01	00	Publicidad y propaganda	5.000	0	0	0	0	0	5.000
403	07	02	00	Imprenta y reproducción	5.000	0	0	0	0	0	5.000
403	07	03	00	Relaciones sociales	2.000	0	0	0	0	0	2.000
403	07	04	00	Avisos	2.000	0	0	0	0	0	2.000
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	5.400	0	0	0	0	0	5.400
403	10	03	00	Servicios de procesamiento de datos	3.000	0	0	0	0	0	3.000
403	10	09	00	Servicios de lavandería y tintorería	400	0	0	0	0	0	400
403	10	99	00	Otros servicios profesionales y técnicos	2.000	0	0	0	0	0	2.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.000	0	0	0	0	0	2.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.000	0	0	0	0	0	2.000
403	15	00	00	Servicios fiscales	2.000	0	0	0	0	0	2.000
403	15	02	00	Tasas y otros derechos obligatorios	2.000	0	0	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118586 530042000 FORTALECIMIENTO DEL SISTEMA ALTERNATIVO DE COMERCIALIZACIÓN Y DISTRIBUCIÓN DE BIENES Y SERVICIOS EN TÉRMINOS DE CANTIDAD, CALIDAD, OPORTUNIDAD Y PRECIO JUSTO

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DONDE INTERACTÚEN LOS AGENTES ECONÓMICOS CON MECANISMOS NOVEDOSOS, QUE CONDUZCAN AL MEJORAMIENTO DEL PROCESO DE DISTRIBUCIÓN Y COMERCIALIZACIÓN DE BIENES Y SERVICIOS EN CONDICIONES DE EQUIDAD Y JUSTICIA SOCIAL, A LOS FINES DE SALVAGUARDAR EL PODER ADQUISITIVO DE LA POBLACIÓN DE MENORES RECURSOS

UNIDAD DE MEDIDA: RED **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530042003 ADECUACIÓN DEL MARCO NORMATIVO EXISTENTE, AJUSTADO AL NUEVO MODELO PRODUCTIVO SOCIALISTA

UNIDAD DE MEDIDA: RESOLUCIÓN **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUILIBRIO COMERCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	17.500	0	0	0	0	0	17.500
403	18	01	00	Impuesto al valor agregado	17.500	0	0	0	0	0	17.500
404	**00**	**00**	**00**	**Activos reales**	**38.000**	**0**	**0**	**0**	**0**	**0**	**38.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	13.000	0	0	0	0	0	13.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	13.000	0	0	0	0	0	13.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
404	09	01	00	Mobiliario y equipos de oficina	10.000	0	0	0	0	0	10.000
404	09	02	00	Equipos de computación	10.000	0	0	0	0	0	10.000
404	09	03	00	Mobiliario y equipos de alojamiento	5.000	0	0	0	0	0	5.000
				Totales	**155.900**	**0**	**0**	**0**	**0**	**0**	**155.900**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118586 530042000 FORTALECIMIENTO DEL SISTEMA ALTERNATIVO DE COMERCIALIZACIÓN Y DISTRIBUCIÓN DE BIENES Y SERVICIOS EN TÉRMINOS DE CANTIDAD, CALIDAD, OPORTUNIDAD Y PRECIO JUSTO

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DONDE INTERACTÚEN LOS AGENTES ECONÓMICOS CON MECANISMOS NOVEDOSOS, QUE CONDUZCAN AL MEJORAMIENTO DEL PROCESO DE DISTRIBUCIÓN Y COMERCIALIZACIÓN DE BIENES Y SERVICIOS EN CONDICIONES DE EQUIDAD Y JUSTICIA SOCIAL, A LOS FINES DE SALVAGUARDAR EL PODER ADQUISITIVO DE LA POBLACIÓN DE MENORES RECURSOS

UNIDAD DE MEDIDA: RED **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530042004 IMPLEMENTACIÓN, SEGUIMIENTO Y CONTROL DE NUEVOS MODELOS Y/O MECANISMOS DE COMERCIALIZACIÓN Y DISTRIBUCIÓN DE BIENES Y SERVICIOS

UNIDAD DE MEDIDA: RED **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUILIBRIO COMERCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**49.000**	**0**	**0**	**0**	**0**	**0**	**49.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	2.000	0	0	0	0	0	2.000
402	04	03	00	Cauchos y tripas para vehículos	2.000	0	0	0	0	0	2.000
402	05	00	00	Productos de papel, cartón e impresos	12.000	0	0	0	0	0	12.000
402	05	01	00	Pulpa de madera, papel y cartón	1.000	0	0	0	0	0	1.000
402	05	02	00	Envases y cajas de papel y cartón	1.000	0	0	0	0	0	1.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	05	06	00	Productos de papel y cartón para computación	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	11.500	0	0	0	0	0	11.500
402	06	03	00	Tintas, pinturas y colorantes	8.500	0	0	0	0	0	8.500
402	06	04	00	Productos farmacéuticos y medicamentos	1.000	0	0	0	0	0	1.000
402	06	06	00	Combustibles y lubricantes	1.000	0	0	0	0	0	1.000
402	06	08	00	Productos plásticos	1.000	0	0	0	0	0	1.000
402	07	00	00	Productos minerales no metálicos	1.000	0	0	0	0	0	1.000
402	07	02	00	Vidrios y productos de vidrio	1.000	0	0	0	0	0	1.000
402	08	00	00	Productos metálicos	2.500	0	0	0	0	0	2.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	500	0	0	0	0	0	500
402	08	10	00	Repuestos y accesorios para otros equipos	1.000	0	0	0	0	0	1.000
402	08	99	00	Otros productos metálicos	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118586 530042000 FORTALECIMIENTO DEL SISTEMA ALTERNATIVO DE COMERCIALIZACIÓN Y DISTRIBUCIÓN DE BIENES Y SERVICIOS EN TÉRMINOS DE CANTIDAD, CALIDAD, OPORTUNIDAD Y PRECIO JUSTO

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DONDE INTERACTÚEN LOS AGENTES ECONÓMICOS CON MECANISMOS NOVEDOSOS, QUE CONDUZCAN AL MEJORAMIENTO DEL PROCESO DE DISTRIBUCIÓN Y COMERCIALIZACIÓN DE BIENES Y SERVICIOS EN CONDICIONES DE EQUIDAD Y JUSTICIA SOCIAL, A LOS FINES DE SALVAGUARDAR EL PODER ADQUISITIVO DE LA POBLACIÓN DE MENORES RECURSOS

UNIDAD DE MEDIDA: RED **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530042004 IMPLEMENTACIÓN, SEGUIMIENTO Y CONTROL DE NUEVOS MODELOS Y/O MECANISMOS DE COMERCIALIZACIÓN Y DISTRIBUCIÓN DE BIENES Y SERVICIOS

UNIDAD DE MEDIDA: RED **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUILIBRIO COMERCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**43.100**	**0**	**0**	**0**	**0**	**0**	**43.100**
403	06	00	00	Servicios de transporte y almacenaje	4.000	0	0	0	0	0	4.000
403	06	01	00	Fletes y embalajes	1.500	0	0	0	0	0	1.500
403	06	02	00	Almacenaje	500	0	0	0	0	0	500
403	06	03	00	Estacionamiento	1.000	0	0	0	0	0	1.000
403	06	04	00	Peaje	1.000	0	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.000	0	0	0	0	0	17.000
403	07	01	00	Publicidad y propaganda	5.000	0	0	0	0	0	5.000
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	0	10.000
403	07	03	00	Relaciones sociales	1.000	0	0	0	0	0	1.000
403	07	04	00	Avisos	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	5.000	0	0	0	0	0	5.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000	0	0	0	0	0	5.000
403	10	00	00	Servicios profesionales y técnicos	2.600	0	0	0	0	0	2.600
403	10	03	00	Servicios de procesamiento de datos	1.000	0	0	0	0	0	1.000
403	10	09	00	Servicios de lavandería y tintorería	600	0	0	0	0	0	600
403	10	99	00	Otros servicios profesionales y técnicos	1.000	0	0	0	0	0	1.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.000	0	0	0	0	0	1.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.000	0	0	0	0	0	1.000
403	15	00	00	Servicios fiscales	1.000	0	0	0	0	0	1.000
403	15	02	00	Tasas y otros derechos obligatorios	1.000	0	0	0	0	0	1.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118586 530042000 FORTALECIMIENTO DEL SISTEMA ALTERNATIVO DE COMERCIALIZACIÓN Y DISTRIBUCIÓN DE BIENES Y SERVICIOS EN TÉRMINOS DE CANTIDAD, CALIDAD, OPORTUNIDAD Y PRECIO JUSTO

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DONDE INTERACTÚEN LOS AGENTES ECONÓMICOS CON MECANISMOS NOVEDOSOS, QUE CONDUZCAN AL MEJORAMIENTO DEL PROCESO DE DISTRIBUCIÓN Y COMERCIALIZACIÓN DE BIENES Y SERVICIOS EN CONDICIONES DE EQUIDAD Y JUSTICIA SOCIAL, A LOS FINES DE SALVAGUARDAR EL PODER ADQUISITIVO DE LA POBLACIÓN DE MENORES RECURSOS

UNIDAD DE MEDIDA: RED **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530042004 IMPLEMENTACIÓN, SEGUIMIENTO Y CONTROL DE NUEVOS MODELOS Y/O MECANISMOS DE COMERCIALIZACIÓN Y DISTRIBUCIÓN DE BIENES Y SERVICIOS

UNIDAD DE MEDIDA: RED **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUILIBRIO COMERCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	12.500	0	0	0	0	0	12.500
403	18	01	00	Impuesto al valor agregado	12.500	0	0	0	0	0	12.500
404	**00**	**00**	**00**	**Activos reales**	**31.000**	**0**	**0**	**0**	**0**	**0**	**31.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.000	0	0	0	0	0	6.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.000	0	0	0	0	0	6.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
404	09	01	00	Mobiliario y equipos de oficina	10.000	0	0	0	0	0	10.000
404	09	02	00	Equipos de computación	10.000	0	0	0	0	0	10.000
404	09	03	00	Mobiliario y equipos de alojamiento	5.000	0	0	0	0	0	5.000
				Totales	**123.100**	**0**	**0**	**0**	**0**	**0**	**123.100**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**10.700.000**	**0**	**0**	**0**	**0**	**0**	**10.700.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.440.000	0	0	0	0	0	2.440.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	558.000	0	0	0	0	0	558.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	402.000	0	0	0	0	0	402.000
401	01	18	00	Remuneraciones al personal contratado	662.000	0	0	0	0	0	662.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	218.000	0	0	0	0	0	218.000
401	01	99	00	Otras retribuciones	600.000	0	0	0	0	0	600.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	172.000	0	0	0	0	0	172.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	40.000	0	0	0	0	0	40.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	132.000	0	0	0	0	0	132.000
401	03	00	00	Primas	1.619.000	0	0	0	0	0	1.619.000
401	03	02	00	Primas de transporte a empleados	132.000	0	0	0	0	0	132.000
401	03	04	00	Primas por hijos a empleados	86.000	0	0	0	0	0	86.000
401	03	08	00	Primas de profesionalización a empleados	165.000	0	0	0	0	0	165.000
401	03	09	00	Primas por antigüedad a empleados	200.000	0	0	0	0	0	200.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	300.000	0	0	0	0	0	300.000
401	03	17	00	Primas de transporte a obreros	65.000	0	0	0	0	0	65.000
401	03	19	00	Primas por hijos de obreros	43.000	0	0	0	0	0	43.000
401	03	21	00	Primas por antigüedad a obreros	88.000	0	0	0	0	0	88.000
401	03	37	00	Primas de transporte al personal contratado	119.000	0	0	0	0	0	119.000
401	03	39	00	Primas por hijos al personal contratado	60.000	0	0	0	0	0	60.000
401	03	40	00	Primas de profesionalización al personal contratado	145.000	0	0	0	0	0	145.000
401	03	47	00	Primas al personal de alto nivel y de dirección	216.000	0	0	0	0	0	216.000
401	04	00	00	Complementos de sueldos y salarios	1.183.000	0	0	0	0	0	1.183.000
401	04	08	00	Bono compensatorio de alimentación a empleados	298.000	0	0	0	0	0	298.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	58.000	0	0	0	0	0	58.000
401	04	18	00	Bono compensatorio de alimentación a obreros	252.000	0	0	0	0	0	252.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	325.000	0	0	0	0	0	325.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	250.000	0	0	0	0	0	250.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.974.660	0	0	0	0	0	1.974.660
401	05	01	00	Aguinaldos a empleados	475.000	0	0	0	0	0	475.000
401	05	03	00	Bono vacacional a empleados	221.000	0	0	0	0	0	221.000
401	05	04	00	Aguinaldos a obreros	235.000	0	0	0	0	0	235.000
401	05	06	00	Bono vacacional a obreros	138.000	0	0	0	0	0	138.000
401	05	07	00	Aguinaldos al personal contratado	256.000	0	0	0	0	0	256.000
401	05	08	00	Bono vacacional al personal contratado	149.660	0	0	0	0	0	149.660
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	275.000	0	0	0	0	0	275.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	225.000	0	0	0	0	0	225.000
401	06	00	00	Aportes patronales y legales	601.000	0	0	0	0	0	601.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	110.000	0	0	0	0	0	110.000
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	35.000	0	0	0	0	0	35.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	38.000	0	0	0	0	0	38.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	40.000	0	0	0	0	0	40.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	55.000	0	0	0	0	0	55.000
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	19.000	0	0	0	0	0	19.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	16.000	0	0	0	0	0	16.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	17.000	0	0	0	0	0	17.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	92.000	0	0	0	0	0	92.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	65.000	0	0	0	0	0	65.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	58.000	0	0	0	0	0	58.000
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	31.000	0	0	0	0	0	31.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	25.000	0	0	0	0	0	25.000
401	07	00	00	Asistencia socio-económica	1.690.340	0	0	0	0	0	1.690.340
401	07	01	00	Capacitación y adiestramiento a empleados	15.000	0	0	0	0	0	15.000
401	07	02	00	Becas a empleados	38.000	0	0	0	0	0	38.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	4.000	0	0	0	0	0	4.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.000	0	0	0	0	0	4.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	145.000	0	0	0	0	0	145.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	446.000	0	0	0	0	0	446.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	45.000	0	0	0	0	0	45.000
401	07	10	00	Dotación de uniformes a empleados	6.000	0	0	0	0	0	6.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	35.000	0	0	0	0	0	35.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	20.000	0	0	0	0	0	20.000
401	07	18	00	Becas a obreros	21.000	0	0	0	0	0	21.000
401	07	19	00	Ayudas por matrimonio de obreros	2.000	0	0	0	0	0	2.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.000	0	0	0	0	0	2.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	68.000	0	0	0	0	0	68.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	260.000	0	0	0	0	0	260.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	20.500	0	0	0	0	0	20.500
401	07	26	00	Dotación de uniformes a obreros	96.340	0	0	0	0	0	96.340
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	7.500	0	0	0	0	0	7.500
401	07	33	00	Asistencia socio-económica al personal contratado	250.000	0	0	0	0	0	250.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	6.000	0	0	0	0	0	6.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	70.000	0	0	0	0	0	70.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	129.000	0	0	0	0	0	129.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.020.000	0	0	0	0	0	1.020.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	298.000	0	0	0	0	0	298.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	150.000	0	0	0	0	0	150.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	272.000	0	0	0	0	0	272.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	300.000	0	0	0	0	0	300.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**588.803**	**0**	**0**	**0**	**0**	**0**	**588.803**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	00	00	Productos de cuero y caucho	38.000	0	0	0	0	0	38.000
402	04	03	00	Cauchos y tripas para vehículos	38.000	0	0	0	0	0	38.000
402	05	00	00	Productos de papel, cartón e impresos	40.500	0	0	0	0	0	40.500
402	05	01	00	Pulpa de madera, papel y cartón	23.000	0	0	0	0	0	23.000
402	05	03	00	Productos de papel y cartón para oficina	6.000	0	0	0	0	0	6.000
402	05	04	00	Libros, revistas y periódicos	7.000	0	0	0	0	0	7.000
402	05	06	00	Productos de papel y cartón para computación	500	0	0	0	0	0	500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.000	0	0	0	0	0	4.000
402	06	00	00	Productos químicos y derivados	190.303	0	0	0	0	0	190.303
402	06	03	00	Tintas, pinturas y colorantes	145.354	0	0	0	0	0	145.354
402	06	04	00	Productos farmacéuticos y medicamentos	5.000	0	0	0	0	0	5.000
402	06	05	00	Productos de tocador	6.949	0	0	0	0	0	6.949
402	06	06	00	Combustibles y lubricantes	13.000	0	0	0	0	0	13.000
402	06	08	00	Productos plásticos	20.000	0	0	0	0	0	20.000
402	08	00	00	Productos metálicos	90.000	0	0	0	0	0	90.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	20.000	0	0	0	0	0	20.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	50.000	0	0	0	0	0	50.000
402	08	10	00	Repuestos y accesorios para otros equipos	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	90.000	0	0	0	0	0	90.000
402	10	02	00	Materiales y útiles de limpieza y aseo	15.000	0	0	0	0	0	15.000
402	10	03	00	Utensilios de cocina y comedor	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	06	00	Condecoraciones, ofrendas y similares	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
402	10	11	00	Materiales eléctricos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	40.000	0	0	0	0	0	40.000
402	99	01	00	Otros materiales y suministros	40.000	0	0	0	0	0	40.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.018.197**	**0**	**0**	**0**	**0**	**0**	**1.018.197**
403	02	00	00	Alquileres de maquinaria y equipos	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.000	0	0	0	0	0	5.000
403	04	00	00	Servicios básicos	160.000	0	0	0	0	0	160.000
403	04	04	00	Teléfonos	130.000	0	0	0	0	0	130.000
403	04	05	00	Servicio de comunicaciones	30.000	0	0	0	0	0	30.000
403	06	00	00	Servicios de transporte y almacenaje	21.000	0	0	0	0	0	21.000
403	06	01	00	Fletes y embalajes	1.000	0	0	0	0	0	1.000
403	06	03	00	Estacionamiento	20.000	0	0	0	0	0	20.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	68.000	0	0	0	0	0	68.000
403	07	01	00	Publicidad y propaganda	30.000	0	0	0	0	0	30.000
403	07	02	00	Imprenta y reproducción	8.000	0	0	0	0	0	8.000
403	07	04	00	Avisos	30.000	0	0	0	0	0	30.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	138.000	0	0	0	0	0	138.000
403	08	01	00	Primas y gastos de seguros	130.000	0	0	0	0	0	130.000
403	08	02	00	Comisiones y gastos bancarios	8.000	0	0	0	0	0	8.000
403	09	00	00	Viáticos y pasajes	80.000	0	0	0	0	0	80.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	09	02	00	Viáticos y pasajes fuera del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	07	00	Servicios de capacitación y adiestramiento	25.000	0	0	0	0	0	25.000
403	10	99	00	Otros servicios profesionales y técnicos	15.000	0	0	0	0	0	15.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	80.000	0	0	0	0	0	80.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	12	00	00	Conservación y reparaciones menores de obras	7.000	0	0	0	0	0	7.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	7.000	0	0	0	0	0	7.000
403	15	00	00	Servicios fiscales	4.000	0	0	0	0	0	4.000
403	15	02	00	Tasas y otros derechos obligatorios	4.000	0	0	0	0	0	4.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	120.000	0	0	0	0	0	120.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	120.000	0	0	0	0	0	120.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	197.197	0	0	0	0	0	197.197
403	18	01	00	Impuesto al valor agregado	197.197	0	0	0	0	0	197.197
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	48.000	0	0	0	0	0	48.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000
403	99	01	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000
404	**00**	**00**	**00**	**Activos reales**	**193.000**	**0**	**0**	**0**	**0**	**0**	**193.000**
404	01	00	00	Repuestos y reparaciones mayores	90.000	0	0	0	0	0	90.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	90.000	0	0	0	0	0	90.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	90.000	0	0	0	0	0	90.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	30.000	0	0	0	0	0	30.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	30.000	0	0	0	0	0	30.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	05	01	00	Equipos de telecomunicaciones	20.000	0	0	0	0	0	20.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	13.000	0	0	0	0	0	13.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	7.000	0	0	0	0	0	7.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	6.000	0	0	0	0	0	6.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	0	40.000
404	09	01	00	Mobiliario y equipos de oficina	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
				Totales	**12.500.000**	**0**	**0**	**0**	**0**	**0**	**12.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO

META: 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530043001 REALIZAR PROCEDIMIENTOS ADMINISTRATIVOS Y LEGALES, ASÍ COMO SU SEGUIMIENTO

UNIDAD DE MEDIDA: DECISIÓN **META:** 15

RESPONSABLE/EJECUTOR: CONSULTORIA JURIDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**10.700.000**	**0**	**0**	**0**	**0**	**0**	**10.700.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.440.000	0	0	0	0	0	2.440.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	558.000	0	0	0	0	0	558.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	402.000	0	0	0	0	0	402.000
401	01	18	00	Remuneraciones al personal contratado	662.000	0	0	0	0	0	662.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	218.000	0	0	0	0	0	218.000
401	01	99	00	Otras retribuciones	600.000	0	0	0	0	0	600.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	172.000	0	0	0	0	0	172.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	40.000	0	0	0	0	0	40.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	132.000	0	0	0	0	0	132.000
401	03	00	00	Primas	1.619.000	0	0	0	0	0	1.619.000
401	03	02	00	Primas de transporte a empleados	132.000	0	0	0	0	0	132.000
401	03	04	00	Primas por hijos a empleados	86.000	0	0	0	0	0	86.000
401	03	08	00	Primas de profesionalización a empleados	165.000	0	0	0	0	0	165.000
401	03	09	00	Primas por antigüedad a empleados	200.000	0	0	0	0	0	200.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	300.000	0	0	0	0	0	300.000
401	03	17	00	Primas de transporte a obreros	65.000	0	0	0	0	0	65.000
401	03	19	00	Primas por hijos de obreros	43.000	0	0	0	0	0	43.000
401	03	21	00	Primas por antigüedad a obreros	88.000	0	0	0	0	0	88.000
401	03	37	00	Primas de transporte al personal contratado	119.000	0	0	0	0	0	119.000
401	03	39	00	Primas por hijos al personal contratado	60.000	0	0	0	0	0	60.000
401	03	40	00	Primas de profesionalización al personal contratado	145.000	0	0	0	0	0	145.000
401	03	47	00	Primas al personal de alto nivel y de dirección	216.000	0	0	0	0	0	216.000
401	04	00	00	Complementos de sueldos y salarios	1.183.000	0	0	0	0	0	1.183.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530043001 REALIZAR PROCEDIMIENTOS ADMINISTRATIVOS Y LEGALES, ASÍ COMO SU SEGUIMIENTO

UNIDAD DE MEDIDA: DECISIÓN **META:** 15

RESPONSABLE/EJECUTOR: CONSULTORIA JURIDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	298.000	0	0	0	0	0	298.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	58.000	0	0	0	0	0	58.000
401	04	18	00	Bono compensatorio de alimentación a obreros	252.000	0	0	0	0	0	252.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	325.000	0	0	0	0	0	325.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	250.000	0	0	0	0	0	250.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.974.660	0	0	0	0	0	1.974.660
401	05	01	00	Aguinaldos a empleados	475.000	0	0	0	0	0	475.000
401	05	03	00	Bono vacacional a empleados	221.000	0	0	0	0	0	221.000
401	05	04	00	Aguinaldos a obreros	235.000	0	0	0	0	0	235.000
401	05	06	00	Bono vacacional a obreros	138.000	0	0	0	0	0	138.000
401	05	07	00	Aguinaldos al personal contratado	256.000	0	0	0	0	0	256.000
401	05	08	00	Bono vacacional al personal contratado	149.660	0	0	0	0	0	149.660
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	275.000	0	0	0	0	0	275.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	225.000	0	0	0	0	0	225.000
401	06	00	00	Aportes patronales y legales	601.000	0	0	0	0	0	601.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	110.000	0	0	0	0	0	110.000
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	35.000	0	0	0	0	0	35.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	38.000	0	0	0	0	0	38.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	40.000	0	0	0	0	0	40.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	55.000	0	0	0	0	0	55.000
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	19.000	0	0	0	0	0	19.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	16.000	0	0	0	0	0	16.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	17.000	0	0	0	0	0	17.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por	92.000	0	0	0	0	0	92.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530043001 REALIZAR PROCEDIMIENTOS ADMINISTRATIVOS Y LEGALES, ASÍ COMO SU SEGUIMIENTO

UNIDAD DE MEDIDA: DECISIÓN **META:** 15

RESPONSABLE/EJECUTOR: CONSULTORIA JURIDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				personal contratado							
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	65.000	0	0	0	0	0	65.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	58.000	0	0	0	0	0	58.000
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	31.000	0	0	0	0	0	31.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	25.000	0	0	0	0	0	25.000
401	07	00	00	Asistencia socio-económica	1.690.340	0	0	0	0	0	1.690.340
401	07	01	00	Capacitación y adiestramiento a empleados	15.000	0	0	0	0	0	15.000
401	07	02	00	Becas a empleados	38.000	0	0	0	0	0	38.000
401	07	03	00	Ayudas por matrimonio a empleados	4.000	0	0	0	0	0	4.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.000	0	0	0	0	0	4.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	145.000	0	0	0	0	0	145.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	446.000	0	0	0	0	0	446.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	45.000	0	0	0	0	0	45.000
401	07	10	00	Dotación de uniformes a empleados	6.000	0	0	0	0	0	6.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	35.000	0	0	0	0	0	35.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	20.000	0	0	0	0	0	20.000
401	07	18	00	Becas a obreros	21.000	0	0	0	0	0	21.000
401	07	19	00	Ayudas por matrimonio de obreros	2.000	0	0	0	0	0	2.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.000	0	0	0	0	0	2.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	68.000	0	0	0	0	0	68.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	260.000	0	0	0	0	0	260.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	20.500	0	0	0	0	0	20.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 53 - 48

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530043001 REALIZAR PROCEDIMIENTOS ADMINISTRATIVOS Y LEGALES, ASÍ COMO SU SEGUIMIENTO

UNIDAD DE MEDIDA: DECISIÓN **META:** 15

RESPONSABLE/EJECUTOR: CONSULTORIA JURIDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	26	00	Dotación de uniformes a obreros	96.340	0	0	0	0	0	96.340
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	7.500	0	0	0	0	0	7.500
401	07	33	00	Asistencia socio-económica al personal contratado	250.000	0	0	0	0	0	250.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	6.000	0	0	0	0	0	6.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	70.000	0	0	0	0	0	70.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	129.000	0	0	0	0	0	129.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.020.000	0	0	0	0	0	1.020.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	298.000	0	0	0	0	0	298.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	150.000	0	0	0	0	0	150.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	272.000	0	0	0	0	0	272.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	300.000	0	0	0	0	0	300.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**284.100**	**0**	**0**	**0**	**0**	**0**	**284.100**
402	01	00	00	Productos alimenticios y agropecuarios	40.000	0	0	0	0	0	40.000
402	01	01	00	Alimentos y bebidas para personas	40.000	0	0	0	0	0	40.000
402	04	00	00	Productos de cuero y caucho	38.000	0	0	0	0	0	38.000
402	04	03	00	Cauchos y tripas para vehículos	38.000	0	0	0	0	0	38.000
402	05	00	00	Productos de papel, cartón e impresos	15.100	0	0	0	0	0	15.100
402	05	01	00	Pulpa de madera, papel y cartón	6.000	0	0	0	0	0	6.000
402	05	03	00	Productos de papel y cartón para oficina	1.000	0	0	0	0	0	1.000
402	05	04	00	Libros, revistas y periódicos	7.000	0	0	0	0	0	7.000
402	05	06	00	Productos de papel y cartón para computación	100	0	0	0	0	0	100
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.000	0	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	54.000	0	0	0	0	0	54.000
402	06	03	00	Tintas, pinturas y colorantes	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530043001 REALIZAR PROCEDIMIENTOS ADMINISTRATIVOS Y LEGALES, ASÍ COMO SU SEGUIMIENTO

UNIDAD DE MEDIDA: DECISIÓN **META:** 15

RESPONSABLE/EJECUTOR: CONSULTORIA JURIDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	5.000	0	0	0	0	0	5.000
402	06	05	00	Productos de tocador	1.000	0	0	0	0	0	1.000
402	06	06	00	Combustibles y lubricantes	13.000	0	0	0	0	0	13.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	80.000	0	0	0	0	0	80.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	50.000	0	0	0	0	0	50.000
402	08	10	00	Repuestos y accesorios para otros equipos	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	49.000	0	0	0	0	0	49.000
402	10	02	00	Materiales y útiles de limpieza y aseo	15.000	0	0	0	0	0	15.000
402	10	03	00	Utensilios de cocina y comedor	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	06	00	Condecoraciones, ofrendas y similares	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	4.000	0	0	0	0	0	4.000
402	99	00	00	Otros materiales y suministros	8.000	0	0	0	0	0	8.000
402	99	01	00	Otros materiales y suministros	8.000	0	0	0	0	0	8.000
403	**00**	**00**	**00**	**Servicios no personales**	**821.597**	**0**	**0**	**0**	**0**	**0**	**821.597**
403	02	00	00	Alquileres de maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.000	0	0	0	0	0	5.000
403	04	00	00	Servicios básicos	160.000	0	0	0	0	0	160.000
403	04	04	00	Teléfonos	130.000	0	0	0	0	0	130.000
403	04	05	00	Servicio de comunicaciones	30.000	0	0	0	0	0	30.000
403	06	00	00	Servicios de transporte y almacenaje	20.400	0	0	0	0	0	20.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530043001 REALIZAR PROCEDIMIENTOS ADMINISTRATIVOS Y LEGALES, ASÍ COMO SU SEGUIMIENTO

UNIDAD DE MEDIDA: DECISIÓN **META:** 15

RESPONSABLE/EJECUTOR: CONSULTORIA JURIDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	01	00	Fletes y embalajes	400	0	0	0	0	0	400
403	06	03	00	Estacionamiento	20.000	0	0	0	0	0	20.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.000	0	0	0	0	0	25.000
403	07	01	00	Publicidad y propaganda	8.000	0	0	0	0	0	8.000
403	07	02	00	Imprenta y reproducción	2.000	0	0	0	0	0	2.000
403	07	04	00	Avisos	15.000	0	0	0	0	0	15.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	138.000	0	0	0	0	0	138.000
403	08	01	00	Primas y gastos de seguros	130.000	0	0	0	0	0	130.000
403	08	02	00	Comisiones y gastos bancarios	8.000	0	0	0	0	0	8.000
403	09	00	00	Viáticos y pasajes	25.000	0	0	0	0	0	25.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	09	02	00	Viáticos y pasajes fuera del país	15.000	0	0	0	0	0	15.000
403	10	00	00	Servicios profesionales y técnicos	15.000	0	0	0	0	0	15.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000
403	10	99	00	Otros servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	30.000	0	0	0	0	0	30.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	12	00	00	Conservación y reparaciones menores de obras	7.000	0	0	0	0	0	7.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	7.000	0	0	0	0	0	7.000
403	15	00	00	Servicios fiscales	1.000	0	0	0	0	0	1.000
403	15	02	00	Tasas y otros derechos obligatorios	1.000	0	0	0	0	0	1.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	120.000	0	0	0	0	0	120.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	120.000	0	0	0	0	0	120.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530043001 REALIZAR PROCEDIMIENTOS ADMINISTRATIVOS Y LEGALES, ASÍ COMO SU SEGUIMIENTO

UNIDAD DE MEDIDA: DECISIÓN **META:** 15

RESPONSABLE/EJECUTOR: CONSULTORIA JURIDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	197.197	0	0	0	0	0	197.197
403	18	01	00	Impuesto al valor agregado	197.197	0	0	0	0	0	197.197
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	48.000	0	0	0	0	0	48.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	48.000	0	0	0	0	0	48.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
404	**00**	**00**	**00**	**Activos reales**	**106.000**	**0**	**0**	**0**	**0**	**0**	**106.000**
404	01	00	00	Repuestos y reparaciones mayores	90.000	0	0	0	0	0	90.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	90.000	0	0	0	0	0	90.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	90.000	0	0	0	0	0	90.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
404	05	01	00	Equipos de telecomunicaciones	5.000	0	0	0	0	0	5.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.000	0	0	0	0	0	1.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	1.000	0	0	0	0	0	1.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
404	09	01	00	Mobiliario y equipos de oficina	5.000	0	0	0	0	0	5.000
404	09	02	00	Equipos de computación	5.000	0	0	0	0	0	5.000
				Totales	**11.911.697**	**0**	**0**	**0**	**0**	0	**11.911.697**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530043002 REALIZAR INVESTIGACIONES Y ESTUDIOS EN MATERIA DE POLÍTICAS DE COMPETENCIA

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INVESTIGACIÓN Y FOMENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**101.100**	**0**	**0**	**0**	**0**	**0**	**101.100**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	9.100	0	0	0	0	0	9.100
402	05	01	00	Pulpa de madera, papel y cartón	6.000	0	0	0	0	0	6.000
402	05	03	00	Productos de papel y cartón para oficina	2.000	0	0	0	0	0	2.000
402	05	06	00	Productos de papel y cartón para computación	100	0	0	0	0	0	100
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.000	0	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	36.000	0	0	0	0	0	36.000
402	06	03	00	Tintas, pinturas y colorantes	30.000	0	0	0	0	0	30.000
402	06	05	00	Productos de tocador	1.000	0	0	0	0	0	1.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	5.000	0	0	0	0	0	5.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	11.000	0	0	0	0	0	11.000
402	10	06	00	Condecoraciones, ofrendas y similares	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	1.000	0	0	0	0	0	1.000
402	99	00	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
402	99	01	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**51.200**	**0**	**0**	**0**	**0**	**0**	**51.200**
403	06	00	00	Servicios de transporte y almacenaje	200	0	0	0	0	0	200
403	06	01	00	Fletes y embalajes	200	0	0	0	0	0	200
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.000	0	0	0	0	0	12.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530043002 REALIZAR INVESTIGACIONES Y ESTUDIOS EN MATERIA DE POLÍTICAS DE COMPETENCIA

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INVESTIGACIÓN Y FOMENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	01	00	Publicidad y propaganda	5.000	0	0	0	0	0	5.000
403	07	02	00	Imprenta y reproducción	2.000	0	0	0	0	0	2.000
403	07	04	00	Avisos	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	18.000	0	0	0	0	0	18.000
403	09	01	00	Viáticos y pasajes dentro del país	8.000	0	0	0	0	0	8.000
403	09	02	00	Viáticos y pasajes fuera del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.000	0	0	0	0	0	5.000
403	10	99	00	Otros servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	15	00	00	Servicios fiscales	1.000	0	0	0	0	0	1.000
403	15	02	00	Tasas y otros derechos obligatorios	1.000	0	0	0	0	0	1.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
404	**00**	**00**	**00**	**Activos reales**	**33.000**	**0**	**0**	**0**	**0**	0	**33.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	10.000	0	0	0	0	0	10.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
404	05	01	00	Equipos de telecomunicaciones	5.000	0	0	0	0	0	5.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	8.000	0	0	0	0	0	8.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	5.000	0	0	0	0	0	5.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	3.000	0	0	0	0	0	3.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
404	09	01	00	Mobiliario y equipos de oficina	5.000	0	0	0	0	0	5.000
404	09	02	00	Equipos de computación	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530043002 REALIZAR INVESTIGACIONES Y ESTUDIOS EN MATERIA DE POLÍTICAS DE COMPETENCIA

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INVESTIGACIÓN Y FOMENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**185.300**	**0**	**0**	**0**	**0**	**0**	**185.300**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530043003 ELABORAR OPINIONES, RESOLUCIONES E INFORMES EN MATERIA DE CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: INFORME **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN DE VERIFICACIÓN Y FUSIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**80.149**	**0**	**0**	**0**	**0**	**0**	**80.149**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	12.200	0	0	0	0	0	12.200
402	05	01	00	Pulpa de madera, papel y cartón	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	1.000	0	0	0	0	0	1.000
402	05	06	00	Productos de papel y cartón para computación	200	0	0	0	0	0	200
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.000	0	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	35.949	0	0	0	0	0	35.949
402	06	03	00	Tintas, pinturas y colorantes	30.000	0	0	0	0	0	30.000
402	06	05	00	Productos de tocador	949	0	0	0	0	0	949
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	5.000	0	0	0	0	0	5.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	06	00	Condecoraciones, ofrendas y similares	5.000	0	0	0	0	0	5.000
402	99	00	00	Otros materiales y suministros	12.000	0	0	0	0	0	12.000
402	99	01	00	Otros materiales y suministros	12.000	0	0	0	0	0	12.000
403	**00**	**00**	**00**	**Servicios no personales**	**85.200**	**0**	**0**	**0**	**0**	**0**	**85.200**
403	06	00	00	Servicios de transporte y almacenaje	200	0	0	0	0	0	200
403	06	01	00	Fletes y embalajes	200	0	0	0	0	0	200
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.000	0	0	0	0	0	12.000
403	07	01	00	Publicidad y propaganda	5.000	0	0	0	0	0	5.000
403	07	02	00	Imprenta y reproducción	2.000	0	0	0	0	0	2.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530043003 ELABORAR OPINIONES, RESOLUCIONES E INFORMES EN MATERIA DE CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: INFORME **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN DE VERIFICACIÓN Y FUSIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	17.000	0	0	0	0	0	17.000
403	09	01	00	Viáticos y pasajes dentro del país	7.000	0	0	0	0	0	7.000
403	09	02	00	Viáticos y pasajes fuera del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.000	0	0	0	0	0	5.000
403	10	99	00	Otros servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	40.000	0	0	0	0	0	40.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	40.000	0	0	0	0	0	40.000
403	15	00	00	Servicios fiscales	1.000	0	0	0	0	0	1.000
403	15	02	00	Tasas y otros derechos obligatorios	1.000	0	0	0	0	0	1.000
403	99	00	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
403	99	01	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
404	**00**	**00**	**00**	**Activos reales**	**38.000**	**0**	**0**	**0**	**0**	**0**	**38.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	20.000	0	0	0	0	0	20.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
404	05	01	00	Equipos de telecomunicaciones	5.000	0	0	0	0	0	5.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.000	0	0	0	0	0	3.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.000	0	0	0	0	0	2.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	1.000	0	0	0	0	0	1.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
404	09	01	00	Mobiliario y equipos de oficina	5.000	0	0	0	0	0	5.000
404	09	02	00	Equipos de computación	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530043003 ELABORAR OPINIONES, RESOLUCIONES E INFORMES EN MATERIA DE CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: INFORME **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN DE VERIFICACIÓN Y FUSIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**203.349**	0	0	0	0	0	**203.349**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530043004 ADECUAR EL MARCO LEGAL E INSTITUCIONAL DEL ORGANISMO EN LA PERSPECTIVA SOCIALISTA

UNIDAD DE MEDIDA: ESTUDIO **META:** 7

RESPONSABLE/EJECUTOR: COORDINACIÓN DE EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**123.454**	**0**	**0**	**0**	**0**	**0**	**123.454**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	4.100	0	0	0	0	0	4.100
402	05	01	00	Pulpa de madera, papel y cartón	1.000	0	0	0	0	0	1.000
402	05	03	00	Productos de papel y cartón para oficina	2.000	0	0	0	0	0	2.000
402	05	06	00	Productos de papel y cartón para computación	100	0	0	0	0	0	100
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.000	0	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	64.354	0	0	0	0	0	64.354
402	06	03	00	Tintas, pinturas y colorantes	55.354	0	0	0	0	0	55.354
402	06	05	00	Productos de tocador	4.000	0	0	0	0	0	4.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	06	00	Condecoraciones, ofrendas y similares	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
402	10	11	00	Materiales eléctricos	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
402	99	01	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**60.200**	**0**	**0**	**0**	**0**	**0**	**60.200**
403	06	00	00	Servicios de transporte y almacenaje	200	0	0	0	0	0	200
403	06	01	00	Fletes y embalajes	200	0	0	0	0	0	200
403	07	00	00	Servicios de información, impresión y relaciones públicas	19.000	0	0	0	0	0	19.000
403	07	01	00	Publicidad y propaganda	12.000	0	0	0	0	0	12.000
403	07	02	00	Imprenta y reproducción	2.000	0	0	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118365 530043000 CONTROL DE LAS PRÁCTICAS MONOPÓLICAS Y ANTICOMPETITIVAS DENTRO DE LA PERSPECTIVA SOCIALISTA

OBJETIVO DEL PROYECTO: REGULAR, SANCIONAR Y CONTROLAR LAS PRÁCTICAS MONOPÓLICAS, ANTICOMPETITIVAS Y LAS CONCENTRACIONES ECONÓMICAS

UNIDAD DE MEDIDA: ACTO ADMINISTRATIVO **META:** 43

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530043004 ADECUAR EL MARCO LEGAL E INSTITUCIONAL DEL ORGANISMO EN LA PERSPECTIVA SOCIALISTA

UNIDAD DE MEDIDA: ESTUDIO **META:** 7

RESPONSABLE/EJECUTOR: COORDINACIÓN DE EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000	0	0	0	0	0	5.000
403	09	02	00	Viáticos y pasajes fuera del país	15.000	0	0	0	0	0	15.000
403	10	00	00	Servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.000	0	0	0	0	0	5.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	15	00	00	Servicios fiscales	1.000	0	0	0	0	0	1.000
403	15	02	00	Tasas y otros derechos obligatorios	1.000	0	0	0	0	0	1.000
403	99	00	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
403	99	01	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
404	**00**	**00**	**00**	**Activos reales**	**16.000**	**0**	**0**	**0**	**0**	0	**16.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
404	05	01	00	Equipos de telecomunicaciones	5.000	0	0	0	0	0	5.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.000	0	0	0	0	0	1.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	1.000	0	0	0	0	0	1.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
404	09	01	00	Mobiliario y equipos de oficina	5.000	0	0	0	0	0	5.000
404	09	02	00	Equipos de computación	5.000	0	0	0	0	0	5.000
				Totales	**199.654**	**0**	**0**	**0**	**0**	0	**199.654**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118368 530044000 IMPULSAR LA DEFENSA Y PROMOCIÓN DE LA PRODUCCIÓN NACIONAL, BAJO LA NUEVA ORIENTACIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL

OBJETIVO DEL PROYECTO: DEFENDER Y PROMOVER LA PRODUCCIÓN NACIONAL DESDE LA NUEVA VISIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL, PRESERVANDO Y AMPLIANDO LAS OPCIONES PARA EL FORTALECIMIENTO DE LAS CAPACIDADES PRODUCTIVAS DE LOS SECTORES ESTRATÉGICOS NACIONALES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 22

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.609.778**	**0**	**0**	**0**	**0**	**0**	**3.609.778**
401	01	00	00	Sueldos, salarios y otras retribuciones	738.402	0	0	0	0	0	738.402
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	191.983	0	0	0	0	0	191.983
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	106.580	0	0	0	0	0	106.580
401	01	18	00	Remuneraciones al personal contratado	125.644	0	0	0	0	0	125.644
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	112.499	0	0	0	0	0	112.499
401	01	99	00	Otras retribuciones	201.696	0	0	0	0	0	201.696
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	103.500	0	0	0	0	0	103.500
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	53.491	0	0	0	0	0	53.491
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	50.009	0	0	0	0	0	50.009
401	03	00	00	Primas	561.262	0	0	0	0	0	561.262
401	03	02	00	Primas de transporte a empleados	45.000	0	0	0	0	0	45.000
401	03	04	00	Primas por hijos a empleados	10.600	0	0	0	0	0	10.600
401	03	08	00	Primas de profesionalización a empleados	94.824	0	0	0	0	0	94.824
401	03	09	00	Primas por antigüedad a empleados	92.110	0	0	0	0	0	92.110
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	107.548	0	0	0	0	0	107.548
401	03	17	00	Primas de transporte a obreros	18.600	0	0	0	0	0	18.600
401	03	19	00	Primas por hijos de obreros	25.000	0	0	0	0	0	25.000
401	03	21	00	Primas por antigüedad a obreros	32.500	0	0	0	0	0	32.500
401	03	37	00	Primas de transporte al personal contratado	32.480	0	0	0	0	0	32.480
401	03	39	00	Primas por hijos al personal contratado	18.000	0	0	0	0	0	18.000
401	03	40	00	Primas de profesionalización al personal contratado	26.200	0	0	0	0	0	26.200
401	03	41	00	Primas por antigüedad al personal contratado	25.900	0	0	0	0	0	25.900
401	03	47	00	Primas al personal de alto nivel y de dirección	32.500	0	0	0	0	0	32.500
401	04	00	00	Complementos de sueldos y salarios	627.144	0	0	0	0	0	627.144
401	04	06	00	Complemento a empleados por comisión de servicios	10.000	0	0	0	0	0	10.000
401	04	08	00	Bono compensatorio de alimentación a empleados	139.104	0	0	0	0	0	139.104
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118368 530044000 IMPULSAR LA DEFENSA Y PROMOCIÓN DE LA PRODUCCIÓN NACIONAL, BAJO LA NUEVA ORIENTACIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL

OBJETIVO DEL PROYECTO: DEFENDER Y PROMOVER LA PRODUCCIÓN NACIONAL DESDE LA NUEVA VISIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL, PRESERVANDO Y AMPLIANDO LAS OPCIONES PARA EL FORTALECIMIENTO DE LAS CAPACIDADES PRODUCTIVAS DE LOS SECTORES ESTRATÉGICOS NACIONALES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 22

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	20.000	0	0	0	0	0	20.000
401	04	18	00	Bono compensatorio de alimentación a obreros	66.240	0	0	0	0	0	66.240
401	04	26	00	Bono compensatorio de alimentación al personal contratado	82.800	0	0	0	0	0	82.800
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	139.000	0	0	0	0	0	139.000
401	04	96	00	Otros complementos a empleados	80.000	0	0	0	0	0	80.000
401	04	97	00	Otros complementos a obreros	30.000	0	0	0	0	0	30.000
401	04	98	00	Otros complementos al personal contratado	40.000	0	0	0	0	0	40.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	598.366	0	0	0	0	0	598.366
401	05	01	00	Aguinaldos a empleados	131.545	0	0	0	0	0	131.545
401	05	03	00	Bono vacacional a empleados	74.789	0	0	0	0	0	74.789
401	05	04	00	Aguinaldos a obreros	54.159	0	0	0	0	0	54.159
401	05	06	00	Bono vacacional a obreros	30.948	0	0	0	0	0	30.948
401	05	07	00	Aguinaldos al personal contratado	54.043	0	0	0	0	0	54.043
401	05	08	00	Bono vacacional al personal contratado	30.882	0	0	0	0	0	30.882
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	120.000	0	0	0	0	0	120.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	102.000	0	0	0	0	0	102.000
401	06	00	00	Aportes patronales y legales	97.000	0	0	0	0	0	97.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	10.000	0	0	0	0	0	10.000
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	5.000	0	0	0	0	0	5.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.000	0	0	0	0	0	10.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	5.000	0	0	0	0	0	5.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	6.000	0	0	0	0	0	6.000
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.000	0	0	0	0	0	3.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.000	0	0	0	0	0	3.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.000	0	0	0	0	0	3.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.000	0	0	0	0	0	6.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	4.000	0	0	0	0	0	4.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	3.000	0	0	0	0	0	3.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118368 530044000 IMPULSAR LA DEFENSA Y PROMOCIÓN DE LA PRODUCCIÓN NACIONAL, BAJO LA NUEVA ORIENTACIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL

OBJETIVO DEL PROYECTO: DEFENDER Y PROMOVER LA PRODUCCIÓN NACIONAL DESDE LA NUEVA VISIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL, PRESERVANDO Y AMPLIANDO LAS OPCIONES PARA EL FORTALECIMIENTO DE LAS CAPACIDADES PRODUCTIVAS DE LOS SECTORES ESTRATÉGICOS NACIONALES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 22

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	5.000	0	0	0	0	0	5.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	4.000	0	0	0	0	0	4.000
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	10.000	0	0	0	0	0	10.000
401	06	95	00	Otros aportes legales por personal contratado	20.000	0	0	0	0	0	20.000
401	07	00	00	Asistencia socio-económica	540.364	0	0	0	0	0	540.364
401	07	02	00	Becas a empleados	5.000	0	0	0	0	0	5.000
401	07	03	00	Ayudas por matrimonio a empleados	2.000	0	0	0	0	0	2.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	0	2.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	34.616	0	0	0	0	0	34.616
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	185.000	0	0	0	0	0	185.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	7.500	0	0	0	0	0	7.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.000	0	0	0	0	0	3.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	4.500	0	0	0	0	0	4.500
401	07	18	00	Becas a obreros	6.000	0	0	0	0	0	6.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.000	0	0	0	0	0	2.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	15.900	0	0	0	0	0	15.900
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	60.684	0	0	0	0	0	60.684
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	10.000	0	0	0	0	0	10.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	10.800	0	0	0	0	0	10.800
401	07	33	00	Asistencia socio-económica al personal contratado	79.856	0	0	0	0	0	79.856
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	55.482	0	0	0	0	0	55.482
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	52.026	0	0	0	0	0	52.026
401	08	00	00	Prestaciones sociales e indemnizaciones	343.740	0	0	0	0	0	343.740
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	123.614	0	0	0	0	0	123.614
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	66.194	0	0	0	0	0	66.194

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118368 530044000 IMPULSAR LA DEFENSA Y PROMOCIÓN DE LA PRODUCCIÓN NACIONAL, BAJO LA NUEVA ORIENTACIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL

OBJETIVO DEL PROYECTO: DEFENDER Y PROMOVER LA PRODUCCIÓN NACIONAL DESDE LA NUEVA VISIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL, PRESERVANDO Y AMPLIANDO LAS OPCIONES PARA EL FORTALECIMIENTO DE LAS CAPACIDADES PRODUCTIVAS DE LOS SECTORES ESTRATÉGICOS NACIONALES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 22

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	49.933	0	0	0	0	0	49.933
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	103.999	0	0	0	0	0	103.999
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**290.223**	**0**	**0**	**0**	**0**	**0**	**290.223**
402	01	00	00	Productos alimenticios y agropecuarios	35.000	0	0	0	0	0	35.000
402	01	01	00	Alimentos y bebidas para personas	35.000	0	0	0	0	0	35.000
402	05	00	00	Productos de papel, cartón e impresos	115.851	0	0	0	0	0	115.851
402	05	01	00	Pulpa de madera, papel y cartón	19.000	0	0	0	0	0	19.000
402	05	02	00	Envases y cajas de papel y cartón	15.000	0	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	41.851	0	0	0	0	0	41.851
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	32.000	0	0	0	0	0	32.000
402	05	99	00	Otros productos de pulpa, papel y cartón	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	139.372	0	0	0	0	0	139.372
402	10	02	00	Materiales y útiles de limpieza y aseo	33.000	0	0	0	0	0	33.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	42.001	0	0	0	0	0	42.001
402	10	08	00	Materiales para equipos de computación	64.371	0	0	0	0	0	64.371
403	**00**	**00**	**00**	**Servicios no personales**	**49.999**	**0**	**0**	**0**	**0**	**0**	**49.999**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.000	0	0	0	0	0	11.000
403	08	01	00	Primas y gastos de seguros	11.000	0	0	0	0	0	11.000
403	18	00	00	Impuestos indirectos	27.999	0	0	0	0	0	27.999
403	18	01	00	Impuesto al valor agregado	27.999	0	0	0	0	0	27.999
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	11.000	0	0	0	0	0	11.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	11.000	0	0	0	0	0	11.000
				Totales	**3.950.000**	**0**	**0**	**0**	**0**	**0**	**3.950.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118368 530044000 IMPULSAR LA DEFENSA Y PROMOCIÓN DE LA PRODUCCIÓN NACIONAL, BAJO LA NUEVA ORIENTACIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL

OBJETIVO DEL PROYECTO: DEFENDER Y PROMOVER LA PRODUCCIÓN NACIONAL DESDE LA NUEVA VISIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL, PRESERVANDO Y AMPLIANDO LAS OPCIONES PARA EL FORTALECIMIENTO DE LAS CAPACIDADES PRODUCTIVAS DE LOS SECTORES ESTRATÉGICOS NACIONALES

UNIDAD DE MEDIDA: DOCUMENTO

META: 22

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118368 530044000 IMPULSAR LA DEFENSA Y PROMOCIÓN DE LA PRODUCCIÓN NACIONAL, BAJO LA NUEVA ORIENTACIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL

OBJETIVO DEL PROYECTO: DEFENDER Y PROMOVER LA PRODUCCIÓN NACIONAL DESDE LA NUEVA VISIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL, PRESERVANDO Y AMPLIANDO LAS OPCIONES PARA EL FORTALECIMIENTO DE LAS CAPACIDADES PRODUCTIVAS DE LOS SECTORES ESTRATÉGICOS NACIONALES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 22

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530044001 MONITOREAR EL COMERCIO CON LOS PAÍSES DE LA CAN, CUBA Y TERCEROS PAÍSES, A LOS EFECTOS DE LA APLICACIÓN DE MEDIDAS DE DEFENSA COMERCIAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 5

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**3.609.778**	**0**	**0**	**0**	**0**	**0**	**3.609.778**
401	01	00	00	Sueldos, salarios y otras retribuciones	738.402	0	0	0	0	0	738.402
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	191.983	0	0	0	0	0	191.983
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	106.580	0	0	0	0	0	106.580
401	01	18	00	Remuneraciones al personal contratado	125.644	0	0	0	0	0	125.644
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	112.499	0	0	0	0	0	112.499
401	01	99	00	Otras retribuciones	201.696	0	0	0	0	0	201.696
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	103.500	0	0	0	0	0	103.500
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	53.491	0	0	0	0	0	53.491
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	50.009	0	0	0	0	0	50.009
401	03	00	00	Primas	561.262	0	0	0	0	0	561.262
401	03	02	00	Primas de transporte a empleados	45.000	0	0	0	0	0	45.000
401	03	04	00	Primas por hijos a empleados	10.600	0	0	0	0	0	10.600
401	03	08	00	Primas de profesionalización a empleados	94.824	0	0	0	0	0	94.824
401	03	09	00	Primas por antigüedad a empleados	92.110	0	0	0	0	0	92.110
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	107.548	0	0	0	0	0	107.548
401	03	17	00	Primas de transporte a obreros	18.600	0	0	0	0	0	18.600
401	03	19	00	Primas por hijos de obreros	25.000	0	0	0	0	0	25.000
401	03	21	00	Primas por antigüedad a obreros	32.500	0	0	0	0	0	32.500
401	03	37	00	Primas de transporte al personal contratado	32.480	0	0	0	0	0	32.480
401	03	39	00	Primas por hijos al personal contratado	18.000	0	0	0	0	0	18.000
401	03	40	00	Primas de profesionalización al personal contratado	26.200	0	0	0	0	0	26.200
401	03	41	00	Primas por antigüedad al personal contratado	25.900	0	0	0	0	0	25.900
401	03	47	00	Primas al personal de alto nivel y de dirección	32.500	0	0	0	0	0	32.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118368 530044000 IMPULSAR LA DEFENSA Y PROMOCIÓN DE LA PRODUCCIÓN NACIONAL, BAJO LA NUEVA ORIENTACIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL

OBJETIVO DEL PROYECTO: DEFENDER Y PROMOVER LA PRODUCCIÓN NACIONAL DESDE LA NUEVA VISIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL, PRESERVANDO Y AMPLIANDO LAS OPCIONES PARA EL FORTALECIMIENTO DE LAS CAPACIDADES PRODUCTIVAS DE LOS SECTORES ESTRATÉGICOS NACIONALES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 22

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530044001 MONITOREAR EL COMERCIO CON LOS PAÍSES DE LA CAN, CUBA Y TERCEROS PAÍSES, A LOS EFECTOS DE LA APLICACIÓN DE MEDIDAS DE DEFENSA COMERCIAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 5

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	00	00	Complementos de sueldos y salarios	627.144	0	0	0	0	0	627.144
401	04	06	00	Complemento a empleados por comisión de servicios	10.000	0	0	0	0	0	10.000
401	04	08	00	Bono compensatorio de alimentación a empleados	139.104	0	0	0	0	0	139.104
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	20.000	0	0	0	0	0	20.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	20.000	0	0	0	0	0	20.000
401	04	18	00	Bono compensatorio de alimentación a obreros	66.240	0	0	0	0	0	66.240
401	04	26	00	Bono compensatorio de alimentación al personal contratado	82.800	0	0	0	0	0	82.800
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	139.000	0	0	0	0	0	139.000
401	04	96	00	Otros complementos a empleados	80.000	0	0	0	0	0	80.000
401	04	97	00	Otros complementos a obreros	30.000	0	0	0	0	0	30.000
401	04	98	00	Otros complementos al personal contratado	40.000	0	0	0	0	0	40.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	598.366	0	0	0	0	0	598.366
401	05	01	00	Aguinaldos a empleados	131.545	0	0	0	0	0	131.545
401	05	03	00	Bono vacacional a empleados	74.789	0	0	0	0	0	74.789
401	05	04	00	Aguinaldos a obreros	54.159	0	0	0	0	0	54.159
401	05	06	00	Bono vacacional a obreros	30.948	0	0	0	0	0	30.948
401	05	07	00	Aguinaldos al personal contratado	54.043	0	0	0	0	0	54.043
401	05	08	00	Bono vacacional al personal contratado	30.882	0	0	0	0	0	30.882
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	120.000	0	0	0	0	0	120.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	102.000	0	0	0	0	0	102.000
401	06	00	00	Aportes patronales y legales	97.000	0	0	0	0	0	97.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	10.000	0	0	0	0	0	10.000
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	5.000	0	0	0	0	0	5.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118368 530044000 IMPULSAR LA DEFENSA Y PROMOCIÓN DE LA PRODUCCIÓN NACIONAL, BAJO LA NUEVA ORIENTACIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL

OBJETIVO DEL PROYECTO: DEFENDER Y PROMOVER LA PRODUCCIÓN NACIONAL DESDE LA NUEVA VISIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL, PRESERVANDO Y AMPLIANDO LAS OPCIONES PARA EL FORTALECIMIENTO DE LAS CAPACIDADES PRODUCTIVAS DE LOS SECTORES ESTRATÉGICOS NACIONALES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 22

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530044001 MONITOREAR EL COMERCIO CON LOS PAÍSES DE LA CAN, CUBA Y TERCEROS PAÍSES, A LOS EFECTOS DE LA APLICACIÓN DE MEDIDAS DE DEFENSA COMERCIAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 5

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	5.000	0	0	0	0	0	5.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	6.000	0	0	0	0	0	6.000
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.000	0	0	0	0	0	3.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.000	0	0	0	0	0	3.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.000	0	0	0	0	0	3.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.000	0	0	0	0	0	6.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	4.000	0	0	0	0	0	4.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	3.000	0	0	0	0	0	3.000
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	5.000	0	0	0	0	0	5.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	4.000	0	0	0	0	0	4.000
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	10.000	0	0	0	0	0	10.000
401	06	95	00	Otros aportes legales por personal contratado	20.000	0	0	0	0	0	20.000
401	07	00	00	Asistencia socio-económica	540.364	0	0	0	0	0	540.364
401	07	02	00	Becas a empleados	5.000	0	0	0	0	0	5.000
401	07	03	00	Ayudas por matrimonio a empleados	2.000	0	0	0	0	0	2.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	0	2.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	34.616	0	0	0	0	0	34.616
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	185.000	0	0	0	0	0	185.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	7.500	0	0	0	0	0	7.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.000	0	0	0	0	0	3.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	4.500	0	0	0	0	0	4.500
401	07	18	00	Becas a obreros	6.000	0	0	0	0	0	6.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118368 530044000 IMPULSAR LA DEFENSA Y PROMOCIÓN DE LA PRODUCCIÓN NACIONAL, BAJO LA NUEVA ORIENTACIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL

OBJETIVO DEL PROYECTO: DEFENDER Y PROMOVER LA PRODUCCIÓN NACIONAL DESDE LA NUEVA VISIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL, PRESERVANDO Y AMPLIANDO LAS OPCIONES PARA EL FORTALECIMIENTO DE LAS CAPACIDADES PRODUCTIVAS DE LOS SECTORES ESTRATÉGICOS NACIONALES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 22

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530044001 MONITOREAR EL COMERCIO CON LOS PAÍSES DE LA CAN, CUBA Y TERCEROS PAÍSES, A LOS EFECTOS DE LA APLICACIÓN DE MEDIDAS DE DEFENSA COMERCIAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 5

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.000	0	0	0	0	0	2.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	15.900	0	0	0	0	0	15.900
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	60.684	0	0	0	0	0	60.684
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	10.000	0	0	0	0	0	10.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	10.800	0	0	0	0	0	10.800
401	07	33	00	Asistencia socio-económica al personal contratado	79.856	0	0	0	0	0	79.856
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	55.482	0	0	0	0	0	55.482
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	52.026	0	0	0	0	0	52.026
401	08	00	00	Prestaciones sociales e indemnizaciones	343.740	0	0	0	0	0	343.740
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	123.614	0	0	0	0	0	123.614
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	66.194	0	0	0	0	0	66.194
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	49.933	0	0	0	0	0	49.933
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	103.999	0	0	0	0	0	103.999
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**145.112**	**0**	**0**	**0**	**0**	**0**	**145.112**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	60.111	0	0	0	0	0	60.111
402	05	01	00	Pulpa de madera, papel y cartón	10.000	0	0	0	0	0	10.000
402	05	02	00	Envases y cajas de papel y cartón	6.000	0	0	0	0	0	6.000
402	05	03	00	Productos de papel y cartón para oficina	24.111	0	0	0	0	0	24.111
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	15.000	0	0	0	0	0	15.000
402	05	99	00	Otros productos de pulpa, papel y cartón	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118368 530044000 IMPULSAR LA DEFENSA Y PROMOCIÓN DE LA PRODUCCIÓN NACIONAL, BAJO LA NUEVA ORIENTACIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL

OBJETIVO DEL PROYECTO: DEFENDER Y PROMOVER LA PRODUCCIÓN NACIONAL DESDE LA NUEVA VISIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL, PRESERVANDO Y AMPLIANDO LAS OPCIONES PARA EL FORTALECIMIENTO DE LAS CAPACIDADES PRODUCTIVAS DE LOS SECTORES ESTRATÉGICOS NACIONALES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 22

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530044001 MONITOREAR EL COMERCIO CON LOS PAÍSES DE LA CAN, CUBA Y TERCEROS PAÍSES, A LOS EFECTOS DE LA APLICACIÓN DE MEDIDAS DE DEFENSA COMERCIAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 5

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	65.001	0	0	0	0	0	65.001
402	10	02	00	Materiales y útiles de limpieza y aseo	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.001	0	0	0	0	0	15.001
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.000	0	0	0	0	0	5.000
403	08	01	00	Primas y gastos de seguros	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	15.000	0	0	0	0	0	15.000
403	18	01	00	Impuesto al valor agregado	15.000	0	0	0	0	0	15.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	5.000	0	0	0	0	0	5.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	5.000	0	0	0	0	0	5.000
				Totales	**3.779.890**	**0**	**0**	**0**	**0**	**0**	**3.779.890**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118368 530044000 IMPULSAR LA DEFENSA Y PROMOCIÓN DE LA PRODUCCIÓN NACIONAL, BAJO LA NUEVA ORIENTACIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL

OBJETIVO DEL PROYECTO: DEFENDER Y PROMOVER LA PRODUCCIÓN NACIONAL DESDE LA NUEVA VISIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL, PRESERVANDO Y AMPLIANDO LAS OPCIONES PARA EL FORTALECIMIENTO DE LAS CAPACIDADES PRODUCTIVAS DE LOS SECTORES ESTRATÉGICOS NACIONALES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 22

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530044002 DEFENSA ACTIVA EN MATERIA COMERCIAL EN EL ÁMBITO MULTILATERAL, REGIONAL Y BILATERAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**48.370**	**0**	**0**	**0**	**0**	**0**	**48.370**
402	01	00	00	Productos alimenticios y agropecuarios	5.000	0	0	0	0	0	5.000
402	01	01	00	Alimentos y bebidas para personas	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	13.370	0	0	0	0	0	13.370
402	05	01	00	Pulpa de madera, papel y cartón	3.000	0	0	0	0	0	3.000
402	05	02	00	Envases y cajas de papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	1.370	0	0	0	0	0	1.370
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	05	99	00	Otros productos de pulpa, papel y cartón	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	30.000	0	0	0	0	0	30.000
402	10	02	00	Materiales y útiles de limpieza y aseo	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**8.333**	**0**	**0**	**0**	**0**	**0**	**8.333**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.000	0	0	0	0	0	2.000
403	08	01	00	Primas y gastos de seguros	2.000	0	0	0	0	0	2.000
403	18	00	00	Impuestos indirectos	4.333	0	0	0	0	0	4.333
403	18	01	00	Impuesto al valor agregado	4.333	0	0	0	0	0	4.333
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.000	0	0	0	0	0	2.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.000	0	0	0	0	0	2.000
				Totales	**56.703**	**0**	**0**	**0**	**0**	**0**	**56.703**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118368 530044000 IMPULSAR LA DEFENSA Y PROMOCIÓN DE LA PRODUCCIÓN NACIONAL, BAJO LA NUEVA ORIENTACIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL

OBJETIVO DEL PROYECTO: DEFENDER Y PROMOVER LA PRODUCCIÓN NACIONAL DESDE LA NUEVA VISIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL, PRESERVANDO Y AMPLIANDO LAS OPCIONES PARA EL FORTALECIMIENTO DE LAS CAPACIDADES PRODUCTIVAS DE LOS SECTORES ESTRATÉGICOS NACIONALES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 22

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530044003 CONTRIBUIR A LA PROMOCIÓN DEL COMERCIO LEAL Y JUSTO, EN EL MARCO DE LAS ACTIVIDADES DEL VICEMINISTERIO DE COMERCIO EXTERIOR, EN LA EJECUCIÓN DE LA POLÍTICA COMERCIAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 12

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**48.370**	**0**	**0**	**0**	**0**	**0**	**48.370**
402	01	00	00	Productos alimenticios y agropecuarios	5.000	0	0	0	0	0	5.000
402	01	01	00	Alimentos y bebidas para personas	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	24.370	0	0	0	0	0	24.370
402	05	01	00	Pulpa de madera, papel y cartón	3.000	0	0	0	0	0	3.000
402	05	02	00	Envases y cajas de papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	11.370	0	0	0	0	0	11.370
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.000	0	0	0	0	0	6.000
402	05	99	00	Otros productos de pulpa, papel y cartón	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	19.000	0	0	0	0	0	19.000
402	10	02	00	Materiales y útiles de limpieza y aseo	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	4.000	0	0	0	0	0	4.000
403	**00**	**00**	**00**	**Servicios no personales**	**8.333**	**0**	**0**	**0**	**0**	**0**	**8.333**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.000	0	0	0	0	0	2.000
403	08	01	00	Primas y gastos de seguros	2.000	0	0	0	0	0	2.000
403	18	00	00	Impuestos indirectos	4.333	0	0	0	0	0	4.333
403	18	01	00	Impuesto al valor agregado	4.333	0	0	0	0	0	4.333
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.000	0	0	0	0	0	2.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.000	0	0	0	0	0	2.000
				Totales	**56.703**	**0**	**0**	**0**	**0**	**0**	**56.703**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118368 530044000 IMPULSAR LA DEFENSA Y PROMOCIÓN DE LA PRODUCCIÓN NACIONAL, BAJO LA NUEVA ORIENTACIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL

OBJETIVO DEL PROYECTO: DEFENDER Y PROMOVER LA PRODUCCIÓN NACIONAL DESDE LA NUEVA VISIÓN DE LOS MECANISMOS DE DEFENSA COMERCIAL, PRESERVANDO Y AMPLIANDO LAS OPCIONES PARA EL FORTALECIMIENTO DE LAS CAPACIDADES PRODUCTIVAS DE LOS SECTORES ESTRATÉGICOS NACIONALES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 22

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530044004 DETECTAR ESPACIOS Y MECANISMOS PARA PROTEGER Y FOMENTAR LA PRODUCCIÓN NACIONAL DESDE EL COMERCIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**48.371**	**0**	**0**	**0**	**0**	0	**48.371**
402	01	00	00	Productos alimenticios y agropecuarios	5.000	0	0	0	0	0	5.000
402	01	01	00	Alimentos y bebidas para personas	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	18.000	0	0	0	0	0	18.000
402	05	01	00	Pulpa de madera, papel y cartón	3.000	0	0	0	0	0	3.000
402	05	02	00	Envases y cajas de papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.000	0	0	0	0	0	6.000
402	05	99	00	Otros productos de pulpa, papel y cartón	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	25.371	0	0	0	0	0	25.371
402	10	02	00	Materiales y útiles de limpieza y aseo	3.000	0	0	0	0	0	3.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.000	0	0	0	0	0	7.000
402	10	08	00	Materiales para equipos de computación	15.371	0	0	0	0	0	15.371
403	**00**	**00**	**00**	**Servicios no personales**	**8.333**	**0**	**0**	**0**	**0**	0	**8.333**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.000	0	0	0	0	0	2.000
403	08	01	00	Primas y gastos de seguros	2.000	0	0	0	0	0	2.000
403	18	00	00	Impuestos indirectos	4.333	0	0	0	0	0	4.333
403	18	01	00	Impuesto al valor agregado	4.333	0	0	0	0	0	4.333
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.000	0	0	0	0	0	2.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.000	0	0	0	0	0	2.000
				Totales	**56.704**	**0**	**0**	**0**	**0**	0	**56.704**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118587 530045000 IDENTIFICACIÓN Y CONSOLIDACIÓN DE LA OFERTA EXPORTABLE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EL MERCADO MUNDIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDENTIFICACIÓN, CONSOLIDACIÓN Y PARTICIPACIÓN DE LA OFERTA EXPORTABLE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS DIFERENTES ÁMBITOS DEL MERCADO MUNDIAL

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICA COMERCIAL Y PROMOCIÓN DE EXPORTACIONES E INVERSIONES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**77.500**	**0**	**0**	**0**	**0**	**0**	**77.500**
402	01	00	00	Productos alimenticios y agropecuarios	23.000	0	0	0	0	0	23.000
402	01	01	00	Alimentos y bebidas para personas	23.000	0	0	0	0	0	23.000
402	05	00	00	Productos de papel, cartón e impresos	32.750	0	0	0	0	0	32.750
402	05	03	00	Productos de papel y cartón para oficina	13.250	0	0	0	0	0	13.250
402	05	06	00	Productos de papel y cartón para computación	10.500	0	0	0	0	0	10.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	8.000	0	0	0	0	0	8.000
402	05	99	00	Otros productos de pulpa, papel y cartón	1.000	0	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	16.500	0	0	0	0	0	16.500
402	06	03	00	Tintas, pinturas y colorantes	14.000	0	0	0	0	0	14.000
402	06	08	00	Productos plásticos	2.500	0	0	0	0	0	2.500
402	10	00	00	Productos varios y útiles diversos	4.250	0	0	0	0	0	4.250
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.600	0	0	0	0	0	2.600
402	10	08	00	Materiales para equipos de computación	1.650	0	0	0	0	0	1.650
402	99	00	00	Otros materiales y suministros	1.000	0	0	0	0	0	1.000
402	99	01	00	Otros materiales y suministros	1.000	0	0	0	0	0	1.000
403	**00**	**00**	**00**	**Servicios no personales**	**197.643**	**0**	**0**	**0**	**0**	**0**	**197.643**
403	01	00	00	Alquileres de inmuebles	7.000	0	0	0	0	0	7.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	7.000	0	0	0	0	0	7.000
403	06	00	00	Servicios de transporte y almacenaje	17.500	0	0	0	0	0	17.500
403	06	01	00	Fletes y embalajes	8.750	0	0	0	0	0	8.750
403	06	02	00	Almacenaje	8.750	0	0	0	0	0	8.750
403	09	00	00	Viáticos y pasajes	134.518	0	0	0	0	0	134.518
403	09	01	00	Viáticos y pasajes dentro del país	32.500	0	0	0	0	0	32.500
403	09	02	00	Viáticos y pasajes fuera del país	102.018	0	0	0	0	0	102.018
403	10	00	00	Servicios profesionales y técnicos	2.000	0	0	0	0	0	2.000
403	10	99	00	Otros servicios profesionales y técnicos	2.000	0	0	0	0	0	2.000
403	15	00	00	Servicios fiscales	12.500	0	0	0	0	0	12.500
403	15	02	00	Tasas y otros derechos obligatorios	12.500	0	0	0	0	0	12.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118587 530045000 IDENTIFICACIÓN Y CONSOLIDACIÓN DE LA OFERTA EXPORTABLE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EL MERCADO MUNDIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDENTIFICACIÓN, CONSOLIDACIÓN Y PARTICIPACIÓN DE LA OFERTA EXPORTABLE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS DIFERENTES ÁMBITOS DEL MERCADO MUNDIAL

UNIDAD DE MEDIDA: INFORME

META: 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICA COMERCIAL Y PROMOCIÓN DE EXPORTACIONES E INVERSIONES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	24.125	0	0	0	0	0	24.125
403	18	01	00	Impuesto al valor agregado	24.125	0	0	0	0	0	24.125
404	**00**	**00**	**00**	**Activos reales**	**24.857**	**0**	**0**	**0**	**0**	**0**	**24.857**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	24.857	0	0	0	0	0	24.857
404	09	02	00	Equipos de computación	9.000	0	0	0	0	0	9.000
404	09	03	00	Mobiliario y equipos de alojamiento	9.000	0	0	0	0	0	9.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	6.857	0	0	0	0	0	6.857
				Totales	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118587 530045000 IDENTIFICACIÓN Y CONSOLIDACIÓN DE LA OFERTA EXPORTABLE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EL MERCADO MUNDIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDENTIFICACIÓN, CONSOLIDACIÓN Y PARTICIPACIÓN DE LA OFERTA EXPORTABLE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS DIFERENTES ÁMBITOS DEL MERCADO MUNDIAL

UNIDAD DE MEDIDA: INFORME

META: 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICA COMERCIAL Y PROMOCIÓN DE EXPORTACIONES E INVERSIONES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118587 530045000 IDENTIFICACIÓN Y CONSOLIDACIÓN DE LA OFERTA EXPORTABLE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EL MERCADO MUNDIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDENTIFICACIÓN, CONSOLIDACIÓN Y PARTICIPACIÓN DE LA OFERTA EXPORTABLE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS DIFERENTES ÁMBITOS DEL MERCADO MUNDIAL

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICA COMERCIAL Y PROMOCIÓN DE EXPORTACIONES E INVERSIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530045001 LEVANTAMIENTO DE LA DATA DE PRODUCTOS EXPORTABLES CON SUS DEBIDAS ESPECIFICIDADES (REGIÓN, TEMPORADA Y RESPONSABLES DE SU PRODUCCIÓN) Y ACTUALIZACIÓN CONTINUA

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE COMERCIO EXTERIOR / DIRECCIÓN GENERAL DE POLÍTICA COMERCIAL Y PROMOCIÓN DE EXPORTACIONES E INVERSIONES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.000**	**0**	**0**	**0**	**0**	0	**17.000**
402	01	00	00	Productos alimenticios y agropecuarios	6.000	0	0	0	0	0	6.000
402	01	01	00	Alimentos y bebidas para personas	6.000	0	0	0	0	0	6.000
402	05	00	00	Productos de papel, cartón e impresos	7.250	0	0	0	0	0	7.250
402	05	03	00	Productos de papel y cartón para oficina	3.250	0	0	0	0	0	3.250
402	05	06	00	Productos de papel y cartón para computación	2.500	0	0	0	0	0	2.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.500	0	0	0	0	0	1.500
402	06	00	00	Productos químicos y derivados	2.500	0	0	0	0	0	2.500
402	06	03	00	Tintas, pinturas y colorantes	2.500	0	0	0	0	0	2.500
402	10	00	00	Productos varios y útiles diversos	1.250	0	0	0	0	0	1.250
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	600	0	0	0	0	0	600
402	10	08	00	Materiales para equipos de computación	650	0	0	0	0	0	650
403	**00**	**00**	**00**	**Servicios no personales**	**24.000**	**0**	**0**	**0**	**0**	0	**24.000**
403	01	00	00	Alquileres de inmuebles	2.000	0	0	0	0	0	2.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	2.000	0	0	0	0	0	2.000
403	06	00	00	Servicios de transporte y almacenaje	2.500	0	0	0	0	0	2.500
403	06	01	00	Fletes y embalajes	1.250	0	0	0	0	0	1.250
403	06	02	00	Almacenaje	1.250	0	0	0	0	0	1.250
403	09	00	00	Viáticos y pasajes	11.500	0	0	0	0	0	11.500
403	09	01	00	Viáticos y pasajes dentro del país	1.500	0	0	0	0	0	1.500
403	09	02	00	Viáticos y pasajes fuera del país	10.000	0	0	0	0	0	10.000
403	15	00	00	Servicios fiscales	3.000	0	0	0	0	0	3.000
403	15	02	00	Tasas y otros derechos obligatorios	3.000	0	0	0	0	0	3.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118587 530045000 IDENTIFICACIÓN Y CONSOLIDACIÓN DE LA OFERTA EXPORTABLE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EL MERCADO MUNDIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDENTIFICACIÓN, CONSOLIDACIÓN Y PARTICIPACIÓN DE LA OFERTA EXPORTABLE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS DIFERENTES ÁMBITOS DEL MERCADO MUNDIAL

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICA COMERCIAL Y PROMOCIÓN DE EXPORTACIONES E INVERSIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530045001 LEVANTAMIENTO DE LA DATA DE PRODUCTOS EXPORTABLES CON SUS DEBIDAS ESPECIFICIDADES (REGIÓN, TEMPORADA Y RESPONSABLES DE SU PRODUCCIÓN) Y ACTUALIZACIÓN CONTINUA

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE COMERCIO EXTERIOR / DIRECCIÓN GENERAL DE POLÍTICA COMERCIAL Y PROMOCIÓN DE EXPORTACIONES E INVERSIONES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
404	**00**	**00**	**00**	**Activos reales**	**6.857**	**0**	0	0	0	0	**6.857**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.857	0	0	0	0	0	6.857
404	09	02	00	Equipos de computación	3.000	0	0	0	0	0	3.000
404	09	03	00	Mobiliario y equipos de alojamiento	3.000	0	0	0	0	0	3.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	857	0	0	0	0	0	857
				Totales	**47.857**	**0**	**0**	**0**	**0**	0	**47.857**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118587 530045000 IDENTIFICACIÓN Y CONSOLIDACIÓN DE LA OFERTA EXPORTABLE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EL MERCADO MUNDIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDENTIFICACIÓN, CONSOLIDACIÓN Y PARTICIPACIÓN DE LA OFERTA EXPORTABLE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS DIFERENTES ÁMBITOS DEL MERCADO MUNDIAL

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICA COMERCIAL Y PROMOCIÓN DE EXPORTACIONES E INVERSIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530045002 FORTALECIMIENTO DE LAS UNIDADES EMISORAS DE LOS CERTIFICADOS DE ORIGEN, CON MIRAS A LA IMPLEMENTACIÓN DE CERTIFICADOS DE ORIGEN DIGITALES EN EL MARCO DE LA ALADI

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE COMERCIO EXTERIOR / DIRECCIÓN GENERAL DE POLÍTICA COMERCIAL Y PROMOCIÓN DE EXPORTACIONES E INVERSIONES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
402	01	00	00	Productos alimenticios y agropecuarios	5.000	0	0	0	0	0	5.000
402	01	01	00	Alimentos y bebidas para personas	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	2.000	0	0	0	0	0	2.000
402	05	06	00	Productos de papel y cartón para computación	3.500	0	0	0	0	0	3.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.500	0	0	0	0	0	2.500
402	06	00	00	Productos químicos y derivados	6.000	0	0	0	0	0	6.000
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	0	5.000
402	06	08	00	Productos plásticos	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	1.000	0	0	0	0	0	1.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000	0	0	0	0	0	1.000
403	**00**	**00**	**00**	**Servicios no personales**	**69.625**	**0**	**0**	**0**	**0**	**0**	**69.625**
403	01	00	00	Alquileres de inmuebles	3.000	0	0	0	0	0	3.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	3.000	0	0	0	0	0	3.000
403	06	00	00	Servicios de transporte y almacenaje	6.000	0	0	0	0	0	6.000
403	06	01	00	Fletes y embalajes	3.000	0	0	0	0	0	3.000
403	06	02	00	Almacenaje	3.000	0	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	48.000	0	0	0	0	0	48.000
403	09	01	00	Viáticos y pasajes dentro del país	15.000	0	0	0	0	0	15.000
403	09	02	00	Viáticos y pasajes fuera del país	33.000	0	0	0	0	0	33.000
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118587 530045000 IDENTIFICACIÓN Y CONSOLIDACIÓN DE LA OFERTA EXPORTABLE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EL MERCADO MUNDIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDENTIFICACIÓN, CONSOLIDACIÓN Y PARTICIPACIÓN DE LA OFERTA EXPORTABLE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS DIFERENTES ÁMBITOS DEL MERCADO MUNDIAL

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICA COMERCIAL Y PROMOCIÓN DE EXPORTACIONES E INVERSIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530045002 FORTALECIMIENTO DE LAS UNIDADES EMISORAS DE LOS CERTIFICADOS DE ORIGEN, CON MIRAS A LA IMPLEMENTACIÓN DE CERTIFICADOS DE ORIGEN DIGITALES EN EL MARCO DE LA ALADI

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE COMERCIO EXTERIOR / DIRECCIÓN GENERAL DE POLÍTICA COMERCIAL Y PROMOCIÓN DE EXPORTACIONES E INVERSIONES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	7.625	0	0	0	0	0	7.625
403	18	01	00	Impuesto al valor agregado	7.625	0	0	0	0	0	7.625
404	**00**	**00**	**00**	**Activos reales**	**18.000**	**0**	**0**	**0**	**0**	0	**18.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	18.000	0	0	0	0	0	18.000
404	09	02	00	Equipos de computación	6.000	0	0	0	0	0	6.000
404	09	03	00	Mobiliario y equipos de alojamiento	6.000	0	0	0	0	0	6.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	6.000	0	0	0	0	0	6.000
				Totales	**107.625**	**0**	**0**	**0**	**0**	0	**107.625**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118587 530045000 IDENTIFICACIÓN Y CONSOLIDACIÓN DE LA OFERTA EXPORTABLE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EL MERCADO MUNDIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDENTIFICACIÓN, CONSOLIDACIÓN Y PARTICIPACIÓN DE LA OFERTA EXPORTABLE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS DIFERENTES ÁMBITOS DEL MERCADO MUNDIAL

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICA COMERCIAL Y PROMOCIÓN DE EXPORTACIONES E INVERSIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530045003 ORGANIZACIÓN Y PARTICIPACIÓN EN EVENTOS DIRIGIDOS A LA PROMOCIÓN E INSERCIÓN DE NUESTRA OFERTA EXPORTABLE EN EL MUNDO

UNIDAD DE MEDIDA: EVENTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE COMERCIO EXTERIOR / DIRECCIÓN GENERAL DE POLÍTICA COMERCIAL Y PROMOCIÓN DE EXPORTACIONES E INVERSIONES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.000**	**0**	**0**	**0**	**0**	**0**	**30.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	10.500	0	0	0	0	0	10.500
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	05	06	00	Productos de papel y cartón para computación	2.500	0	0	0	0	0	2.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.000	0	0	0	0	0	2.000
402	05	99	00	Otros productos de pulpa, papel y cartón	1.000	0	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	6.500	0	0	0	0	0	6.500
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	0	5.000
402	06	08	00	Productos plásticos	1.500	0	0	0	0	0	1.500
402	10	00	00	Productos varios y útiles diversos	2.000	0	0	0	0	0	2.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000	0	0	0	0	0	1.000
402	10	08	00	Materiales para equipos de computación	1.000	0	0	0	0	0	1.000
402	99	00	00	Otros materiales y suministros	1.000	0	0	0	0	0	1.000
402	99	01	00	Otros materiales y suministros	1.000	0	0	0	0	0	1.000
403	**00**	**00**	**00**	**Servicios no personales**	**90.518**	**0**	**0**	**0**	**0**	**0**	**90.518**
403	01	00	00	Alquileres de inmuebles	2.000	0	0	0	0	0	2.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	2.000	0	0	0	0	0	2.000
403	06	00	00	Servicios de transporte y almacenaje	6.000	0	0	0	0	0	6.000
403	06	01	00	Fletes y embalajes	3.000	0	0	0	0	0	3.000
403	06	02	00	Almacenaje	3.000	0	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	67.018	0	0	0	0	0	67.018

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118587 530045000 IDENTIFICACIÓN Y CONSOLIDACIÓN DE LA OFERTA EXPORTABLE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EL MERCADO MUNDIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDENTIFICACIÓN, CONSOLIDACIÓN Y PARTICIPACIÓN DE LA OFERTA EXPORTABLE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS DIFERENTES ÁMBITOS DEL MERCADO MUNDIAL

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICA COMERCIAL Y PROMOCIÓN DE EXPORTACIONES E INVERSIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530045003 ORGANIZACIÓN Y PARTICIPACIÓN EN EVENTOS DIRIGIDOS A LA PROMOCIÓN E INSERCIÓN DE NUESTRA OFERTA EXPORTABLE EN EL MUNDO

UNIDAD DE MEDIDA: EVENTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE COMERCIO EXTERIOR / DIRECCIÓN GENERAL DE POLÍTICA COMERCIAL Y PROMOCIÓN DE EXPORTACIONES E INVERSIONES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	12.000	0	0	0	0	0	12.000
403	09	02	00	Viáticos y pasajes fuera del país	55.018	0	0	0	0	0	55.018
403	10	00	00	Servicios profesionales y técnicos	2.000	0	0	0	0	0	2.000
403	10	99	00	Otros servicios profesionales y técnicos	2.000	0	0	0	0	0	2.000
403	15	00	00	Servicios fiscales	3.500	0	0	0	0	0	3.500
403	15	02	00	Tasas y otros derechos obligatorios	3.500	0	0	0	0	0	3.500
403	18	00	00	Impuestos indirectos	10.000	0	0	0	0	0	10.000
403	18	01	00	Impuesto al valor agregado	10.000	0	0	0	0	0	10.000
				Totales	**120.518**	**0**	**0**	**0**	**0**	**0**	**120.518**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118587 530045000 IDENTIFICACIÓN Y CONSOLIDACIÓN DE LA OFERTA EXPORTABLE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EL MERCADO MUNDIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA IDENTIFICACIÓN, CONSOLIDACIÓN Y PARTICIPACIÓN DE LA OFERTA EXPORTABLE DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS DIFERENTES ÁMBITOS DEL MERCADO MUNDIAL

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICA COMERCIAL Y PROMOCIÓN DE EXPORTACIONES E INVERSIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530045004 SEGUIMIENTO, EVALUACIÓN Y CONTROL DEL PROYECTO

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE COMERCIO EXTERIOR / DIRECCIÓN GENERAL DE POLÍTICA COMERCIAL Y PROMOCIÓN DE EXPORTACIONES E INVERSIONES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.500**	**0**	**0**	**0**	**0**	0	**10.500**
402	01	00	00	Productos alimenticios y agropecuarios	2.000	0	0	0	0	0	2.000
402	01	01	00	Alimentos y bebidas para personas	2.000	0	0	0	0	0	2.000
402	05	00	00	Productos de papel, cartón e impresos	7.000	0	0	0	0	0	7.000
402	05	03	00	Productos de papel y cartón para oficina	3.000	0	0	0	0	0	3.000
402	05	06	00	Productos de papel y cartón para computación	2.000	0	0	0	0	0	2.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	1.500	0	0	0	0	0	1.500
402	06	03	00	Tintas, pinturas y colorantes	1.500	0	0	0	0	0	1.500
403	**00**	**00**	**00**	**Servicios no personales**	**13.500**	**0**	**0**	**0**	**0**	0	**13.500**
403	06	00	00	Servicios de transporte y almacenaje	3.000	0	0	0	0	0	3.000
403	06	01	00	Fletes y embalajes	1.500	0	0	0	0	0	1.500
403	06	02	00	Almacenaje	1.500	0	0	0	0	0	1.500
403	09	00	00	Viáticos y pasajes	8.000	0	0	0	0	0	8.000
403	09	01	00	Viáticos y pasajes dentro del país	4.000	0	0	0	0	0	4.000
403	09	02	00	Viáticos y pasajes fuera del país	4.000	0	0	0	0	0	4.000
403	15	00	00	Servicios fiscales	1.000	0	0	0	0	0	1.000
403	15	02	00	Tasas y otros derechos obligatorios	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	1.500	0	0	0	0	0	1.500
403	18	01	00	Impuesto al valor agregado	1.500	0	0	0	0	0	1.500
				Totales	**24.000**	**0**	**0**	**0**	**0**	0	**24.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118579 530046000 FORTALECIMIENTO DE LOS ESPACIOS ALTERNATIVOS DE INTEGRACIÓN E INTERCAMBIO COMERCIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: POTENCIAR EL DESARROLLO DE UN MODELO DE COMPLEMENTACIÓN SOCIO-PRODUCTIVO, QUE UTILICE LAS CAPACIDADES Y POTENCIALIDADES COMERCIALES, INDUSTRIALES Y TECNOLÓGICAS EXISTENTES ENTRE NUESTRA NACIÓN Y SUS ALIADOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES BILATERALES, MULTILATERALES Y DE INTEGRACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**76.750**	**0**	**0**	**0**	**0**	**0**	**76.750**
402	01	00	00	Productos alimenticios y agropecuarios	20.500	0	0	0	0	0	20.500
402	01	01	00	Alimentos y bebidas para personas	20.500	0	0	0	0	0	20.500
402	05	00	00	Productos de papel, cartón e impresos	26.810	0	0	0	0	0	26.810
402	05	03	00	Productos de papel y cartón para oficina	13.060	0	0	0	0	0	13.060
402	05	04	00	Libros, revistas y periódicos	250	0	0	0	0	0	250
402	05	06	00	Productos de papel y cartón para computación	6.000	0	0	0	0	0	6.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	05	99	00	Otros productos de pulpa, papel y cartón	2.500	0	0	0	0	0	2.500
402	06	00	00	Productos químicos y derivados	17.000	0	0	0	0	0	17.000
402	06	03	00	Tintas, pinturas y colorantes	16.000	0	0	0	0	0	16.000
402	06	08	00	Productos plásticos	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
402	99	00	00	Otros materiales y suministros	2.440	0	0	0	0	0	2.440
402	99	01	00	Otros materiales y suministros	2.440	0	0	0	0	0	2.440
403	**00**	**00**	**00**	**Servicios no personales**	**218.500**	**0**	**0**	**0**	**0**	**0**	**218.500**
403	01	00	00	Alquileres de inmuebles	5.500	0	0	0	0	0	5.500
403	01	02	00	Alquileres de instalaciones culturales y recreativas	5.500	0	0	0	0	0	5.500
403	02	00	00	Alquileres de maquinaria y equipos	2.000	0	0	0	0	0	2.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.000	0	0	0	0	0	2.000
403	06	00	00	Servicios de transporte y almacenaje	13.500	0	0	0	0	0	13.500
403	06	01	00	Fletes y embalajes	6.500	0	0	0	0	0	6.500
403	06	02	00	Almacenaje	7.000	0	0	0	0	0	7.000
403	09	00	00	Viáticos y pasajes	140.500	0	0	0	0	0	140.500
403	09	01	00	Viáticos y pasajes dentro del país	45.000	0	0	0	0	0	45.000
403	09	02	00	Viáticos y pasajes fuera del país	95.500	0	0	0	0	0	95.500
403	15	00	00	Servicios fiscales	24.000	0	0	0	0	0	24.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118579 530046000 FORTALECIMIENTO DE LOS ESPACIOS ALTERNATIVOS DE INTEGRACIÓN E INTERCAMBIO COMERCIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: POTENCIAR EL DESARROLLO DE UN MODELO DE COMPLEMENTACIÓN SOCIO-PRODUCTIVO, QUE UTILICE LAS CAPACIDADES Y POTENCIALIDADES COMERCIALES, INDUSTRIALES Y TECNOLÓGICAS EXISTENTES ENTRE NUESTRA NACIÓN Y SUS ALIADOS

UNIDAD DE MEDIDA: DOCUMENTO

META: 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES BILATERALES, MULTILATERALES Y DE INTEGRACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	15	02	00	Tasas y otros derechos obligatorios	24.000	0	0	0	0	0	24.000
403	18	00	00	Impuestos indirectos	33.000	0	0	0	0	0	33.000
403	18	01	00	Impuesto al valor agregado	33.000	0	0	0	0	0	33.000
404	**00**	**00**	**00**	**Activos reales**	**4.750**	**0**	**0**	**0**	**0**	**0**	**4.750**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.750	0	0	0	0	0	4.750
404	09	02	00	Equipos de computación	4.750	0	0	0	0	0	4.750
				Totales	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118579 530046000 FORTALECIMIENTO DE LOS ESPACIOS ALTERNATIVOS DE INTEGRACIÓN E INTERCAMBIO COMERCIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: POTENCIAR EL DESARROLLO DE UN MODELO DE COMPLEMENTACIÓN SOCIO-PRODUCTIVO, QUE UTILICE LAS CAPACIDADES Y POTENCIALIDADES COMERCIALES, INDUSTRIALES Y TECNOLÓGICAS EXISTENTES ENTRE NUESTRA NACIÓN Y SUS ALIADOS

UNIDAD DE MEDIDA: DOCUMENTO

META: 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES BILATERALES, MULTILATERALES Y DE INTEGRACIÓN

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118579 530046000 FORTALECIMIENTO DE LOS ESPACIOS ALTERNATIVOS DE INTEGRACIÓN E INTERCAMBIO COMERCIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: POTENCIAR EL DESARROLLO DE UN MODELO DE COMPLEMENTACIÓN SOCIO-PRODUCTIVO, QUE UTILICE LAS CAPACIDADES Y POTENCIALIDADES COMERCIALES, INDUSTRIALES Y TECNOLÓGICAS EXISTENTES ENTRE NUESTRA NACIÓN Y SUS ALIADOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES BILATERALES, MULTILATERALES Y DE INTEGRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530046001 IMPULSO DE LAS RELACIONES DE COMPLEMENTARIEDAD ECONÓMICA, PRODUCTIVA Y COMERCIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON SUS ALIADOS ESTRATÉGICOS, PARA LOGRAR ESTABLECER NUEVAS CORRIENTES COMERCIALES ORIENTADAS A MEJORAR EL COMERCIO EN LOS ESPACIOS ALTERNATIVOS DE INTEGRACIÓN REGIONAL

UNIDAD DE MEDIDA: EVENTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE COMERCIO EXTERIOR / DIRECCIÓN GENERAL DE RELACIONES BILATERALES, MULTILATERALES Y DE INTEGRACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolivares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**28.000**	0	0	0	0	0	**28.000**
402	01	00	00	Productos alimenticios y agropecuarios	8.000	0	0	0	0	0	8.000
402	01	01	00	Alimentos y bebidas para personas	8.000	0	0	0	0	0	8.000
402	05	00	00	Productos de papel, cartón e impresos	4.310	0	0	0	0	0	4.310
402	05	03	00	Productos de papel y cartón para oficina	1.060	0	0	0	0	0	1.060
402	05	04	00	Libros, revistas y periódicos	250	0	0	0	0	0	250
402	05	06	00	Productos de papel y cartón para computación	1.000	0	0	0	0	0	1.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	8.500	0	0	0	0	0	8.500
402	06	03	00	Tintas, pinturas y colorantes	7.500	0	0	0	0	0	7.500
402	06	08	00	Productos plásticos	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	7.000	0	0	0	0	0	7.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.000	0	0	0	0	0	4.000
402	10	08	00	Materiales para equipos de computación	3.000	0	0	0	0	0	3.000
402	99	00	00	Otros materiales y suministros	190	0	0	0	0	0	190
402	99	01	00	Otros materiales y suministros	190	0	0	0	0	0	190
403	**00**	**00**	**00**	**Servicios no personales**	**92.000**	0	0	0	0	0	**92.000**
403	02	00	00	Alquileres de maquinaria y equipos	2.000	0	0	0	0	0	2.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.000	0	0	0	0	0	2.000
403	06	00	00	Servicios de transporte y almacenaje	4.500	0	0	0	0	0	4.500
403	06	01	00	Fletes y embalajes	1.500	0	0	0	0	0	1.500
403	06	02	00	Almacenaje	3.000	0	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	65.500	0	0	0	0	0	65.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118579 530046000 FORTALECIMIENTO DE LOS ESPACIOS ALTERNATIVOS DE INTEGRACIÓN E INTERCAMBIO COMERCIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: POTENCIAR EL DESARROLLO DE UN MODELO DE COMPLEMENTACIÓN SOCIO-PRODUCTIVO, QUE UTILICE LAS CAPACIDADES Y POTENCIALIDADES COMERCIALES, INDUSTRIALES Y TECNOLÓGICAS EXISTENTES ENTRE NUESTRA NACIÓN Y SUS ALIADOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES BILATERALES, MULTILATERALES Y DE INTEGRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530046001 IMPULSO DE LAS RELACIONES DE COMPLEMENTARIEDAD ECONÓMICA, PRODUCTIVA Y COMERCIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON SUS ALIADOS ESTRATÉGICOS, PARA LOGRAR ESTABLECER NUEVAS CORRIENTES COMERCIALES ORIENTADAS A MEJORAR EL COMERCIO EN LOS ESPACIOS ALTERNATIVOS DE INTEGRACIÓN REGIONAL

UNIDAD DE MEDIDA: EVENTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE COMERCIO EXTERIOR / DIRECCIÓN GENERAL DE RELACIONES BILATERALES, MULTILATERALES Y DE INTEGRACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	15.000	0	0	0	0	0	15.000
403	09	02	00	Viáticos y pasajes fuera del país	50.500	0	0	0	0	0	50.500
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	15.000	0	0	0	0	0	15.000
403	18	01	00	Impuesto al valor agregado	15.000	0	0	0	0	0	15.000
				Totales	**120.000**	**0**	**0**	**0**	**0**	**0**	**120.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 118579 530046000 FORTALECIMIENTO DE LOS ESPACIOS ALTERNATIVOS DE INTEGRACIÓN E INTERCAMBIO COMERCIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: POTENCIAR EL DESARROLLO DE UN MODELO DE COMPLEMENTACIÓN SOCIO-PRODUCTIVO, QUE UTILICE LAS CAPACIDADES Y POTENCIALIDADES COMERCIALES, INDUSTRIALES Y TECNOLÓGICAS EXISTENTES ENTRE NUESTRA NACIÓN Y SUS ALIADOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES BILATERALES, MULTILATERALES Y DE INTEGRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530046002 NEGOCIACIÓN DE LAS MEDIDAS NECESARIAS PARA INCREMENTAR LAS EXPORTACIONES VENEZOLANAS DE BIENES, A LOS MERCADOS DE LOS PAÍSES MIEMBROS DE ESTOS NUEVOS ESQUEMAS DE INTEGRACIÓN Y DE PAÍSES ESTRATÉGICOS

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE COMERCIO EXTERIOR / DIRECCIÓN GENERAL DE RELACIONES BILATERALES, MULTILATERALES Y DE INTEGRACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.000**	0	0	0	0	0	**16.000**
402	01	00	00	Productos alimenticios y agropecuarios	4.500	0	0	0	0	0	4.500
402	01	01	00	Alimentos y bebidas para personas	4.500	0	0	0	0	0	4.500
402	05	00	00	Productos de papel, cartón e impresos	7.000	0	0	0	0	0	7.000
402	05	03	00	Productos de papel y cartón para oficina	7.000	0	0	0	0	0	7.000
402	06	00	00	Productos químicos y derivados	4.500	0	0	0	0	0	4.500
402	06	03	00	Tintas, pinturas y colorantes	4.500	0	0	0	0	0	4.500
403	**00**	**00**	**00**	**Servicios no personales**	**47.000**	0	0	0	0	0	**47.000**
403	09	00	00	Viáticos y pasajes	25.000	0	0	0	0	0	25.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	09	02	00	Viáticos y pasajes fuera del país	15.000	0	0	0	0	0	15.000
403	15	00	00	Servicios fiscales	10.000	0	0	0	0	0	10.000
403	15	02	00	Tasas y otros derechos obligatorios	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	12.000	0	0	0	0	0	12.000
403	18	01	00	Impuesto al valor agregado	12.000	0	0	0	0	0	12.000
404	**00**	**00**	**00**	**Activos reales**	**4.750**	0	0	0	0	0	**4.750**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.750	0	0	0	0	0	4.750
404	09	02	00	Equipos de computación	4.750	0	0	0	0	0	4.750
				Totales	**67.750**	0	0	0	0	0	**67.750**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118579 530046000 FORTALECIMIENTO DE LOS ESPACIOS ALTERNATIVOS DE INTEGRACIÓN E INTERCAMBIO COMERCIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: POTENCIAR EL DESARROLLO DE UN MODELO DE COMPLEMENTACIÓN SOCIO-PRODUCTIVO, QUE UTILICE LAS CAPACIDADES Y POTENCIALIDADES COMERCIALES, INDUSTRIALES Y TECNOLÓGICAS EXISTENTES ENTRE NUESTRA NACIÓN Y SUS ALIADOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES BILATERALES, MULTILATERALES Y DE INTEGRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530046003 DEFENSA DE LOS INTERESES ESTRATÉGICOS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS DIFERENTES FOROS Y ESPACIOS MULTILATERALES DE COMERCIO

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE COMERCIO EXTERIOR / DIRECCIÓN GENERAL DE RELACIONES BILATERALES, MULTILATERALES Y DE INTEGRACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**32.750**	**0**	**0**	**0**	**0**	**0**	**32.750**
402	01	00	00	Productos alimenticios y agropecuarios	8.000	0	0	0	0	0	8.000
402	01	01	00	Alimentos y bebidas para personas	8.000	0	0	0	0	0	8.000
402	05	00	00	Productos de papel, cartón e impresos	15.500	0	0	0	0	0	15.500
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	05	06	00	Productos de papel y cartón para computación	5.000	0	0	0	0	0	5.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.000	0	0	0	0	0	3.000
402	05	99	00	Otros productos de pulpa, papel y cartón	2.500	0	0	0	0	0	2.500
402	06	00	00	Productos químicos y derivados	4.000	0	0	0	0	0	4.000
402	06	03	00	Tintas, pinturas y colorantes	4.000	0	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	3.000	0	0	0	0	0	3.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000	0	0	0	0	0	1.000
402	10	08	00	Materiales para equipos de computación	2.000	0	0	0	0	0	2.000
402	99	00	00	Otros materiales y suministros	2.250	0	0	0	0	0	2.250
402	99	01	00	Otros materiales y suministros	2.250	0	0	0	0	0	2.250
403	**00**	**00**	**00**	**Servicios no personales**	**79.500**	**0**	**0**	**0**	**0**	**0**	**79.500**
403	01	00	00	Alquileres de inmuebles	5.500	0	0	0	0	0	5.500
403	01	02	00	Alquileres de instalaciones culturales y recreativas	5.500	0	0	0	0	0	5.500
403	06	00	00	Servicios de transporte y almacenaje	9.000	0	0	0	0	0	9.000
403	06	01	00	Fletes y embalajes	5.000	0	0	0	0	0	5.000
403	06	02	00	Almacenaje	4.000	0	0	0	0	0	4.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 118579 530046000 FORTALECIMIENTO DE LOS ESPACIOS ALTERNATIVOS DE INTEGRACIÓN E INTERCAMBIO COMERCIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: POTENCIAR EL DESARROLLO DE UN MODELO DE COMPLEMENTACIÓN SOCIO-PRODUCTIVO, QUE UTILICE LAS CAPACIDADES Y POTENCIALIDADES COMERCIALES, INDUSTRIALES Y TECNOLÓGICAS EXISTENTES ENTRE NUESTRA NACIÓN Y SUS ALIADOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES BILATERALES, MULTILATERALES Y DE INTEGRACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 530046003 DEFENSA DE LOS INTERESES ESTRATÉGICOS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS DIFERENTES FOROS Y ESPACIOS MULTILATERALES DE COMERCIO

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE COMERCIO EXTERIOR / DIRECCIÓN GENERAL DE RELACIONES BILATERALES, MULTILATERALES Y DE INTEGRACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	30.000	0	0	0	0	0	30.000
403	15	00	00	Servicios fiscales	9.000	0	0	0	0	0	9.000
403	15	02	00	Tasas y otros derechos obligatorios	9.000	0	0	0	0	0	9.000
403	18	00	00	Impuestos indirectos	6.000	0	0	0	0	0	6.000
403	18	01	00	Impuesto al valor agregado	6.000	0	0	0	0	0	6.000
				Totales	**112.250**	**0**	**0**	**0**	**0**	**0**	**112.250**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 539999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS FINANCIEROS PARA ASEGURAR LA EJECUCIÓN DE LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES, ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

UNIDAD DE MEDIDA: BOLÍVAR

META: 14.550.006

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**14.550.006**	**0**	**0**	**0**	**0**	**0**	**14.550.006**
407	01	00	00	Transferencias y donaciones corrientes internas	14.550.006	0	0	0	0	0	14.550.006
407	01	03	00	Transferencias corrientes internas al sector público	14.550.006	0	0	0	0	0	14.550.006
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	14.550.006	0	0	0	0	0	14.550.006
				Totales	**14.550.006**	**0**	**0**	**0**	**0**	**0**	**14.550.006**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 539999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS FINANCIEROS PARA ASEGURAR LA EJECUCIÓN DE LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES, ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 14.550.006

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**14.550.006**	**0**	**0**	**0**	**0**	**0**	**14.550.006**
407	01	00	00	Transferencias y donaciones corrientes internas	14.550.006	0	0	0	0	0	14.550.006
407	01	03	00	Transferencias corrientes internas al sector público	14.550.006	0	0	0	0	0	14.550.006
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	14.550.006	0	0	0	0	0	14.550.006
				- A1344 Instituto para la Defensa de las Personas en el Acceso a Bienes y Servicios (INDEPABIS)	14.550.006	0	0	0	0	0	14.550.006
				Totales	**14.550.006**	**0**	**0**	**0**	**0**	**0**	**14.550.006**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 539999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS FINANCIEROS PARA ASEGURAR LA EJECUCIÓN DE LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES, ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 14.550.006

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 539999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO PARA LA DEFENSA DE LAS PERSONAS EN EL ACCESO A BIENES Y SERVICIOS (INDEPABIS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 14.550.006

RESPONSABLE/EJECUTOR: INSTITUTO PARA LA DEFENSA DE LAS PERSONAS EN EL ACCESO A BIENES Y SERVICIOS (INDEPABIS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**14.550.006**	**0**	**0**	**0**	**0**	0	**14.550.006**
407	01	00	00	Transferencias y donaciones corrientes internas	14.550.006	0	0	0	0	0	14.550.006
407	01	03	00	Transferencias corrientes internas al sector público	14.550.006	0	0	0	0	0	14.550.006
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	14.550.006	0	0	0	0	0	14.550.006
				Totales	**14.550.006**	**0**	**0**	**0**	**0**	0	**14.550.006**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**140.644.480**	**0**	**0**	**0**	**0**	**0**	**140.644.480**
401	01	00	00	Sueldos, salarios y otras retribuciones	25.290.407	0	0	0	0	0	25.290.407
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.025.912	0	0	0	0	0	5.025.912
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.814.269	0	0	0	0	0	6.814.269
401	01	18	00	Remuneraciones al personal contratado	7.500.000	0	0	0	0	0	7.500.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	60.000	0	0	0	0	0	60.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.242	0	0	0	0	0	25.242
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	326.144	0	0	0	0	0	326.144
401	01	99	00	Otras retribuciones	5.538.840	0	0	0	0	0	5.538.840
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.649.345	0	0	0	0	0	3.649.345
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.090.086	0	0	0	0	0	2.090.086
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.528.075	0	0	0	0	0	1.528.075
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	15.371	0	0	0	0	0	15.371
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	15.813	0	0	0	0	0	15.813
401	03	00	00	Primas	17.294.060	0	0	0	0	0	17.294.060
401	03	02	00	Primas de transporte a empleados	1.108.080	0	0	0	0	0	1.108.080
401	03	04	00	Primas por hijos a empleados	843.890	0	0	0	0	0	843.890
401	03	08	00	Primas de profesionalización a empleados	1.274.253	0	0	0	0	0	1.274.253
401	03	09	00	Primas por antigüedad a empleados	2.998.080	0	0	0	0	0	2.998.080
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.338.240	0	0	0	0	0	1.338.240
401	03	17	00	Primas de transporte a obreros	1.620.000	0	0	0	0	0	1.620.000
401	03	19	00	Primas por hijos de obreros	1.756.800	0	0	0	0	0	1.756.800
401	03	21	00	Primas por antigüedad a obreros	1.754.204	0	0	0	0	0	1.754.204
401	03	22	00	Primas de profesionalización a obreros	50.000	0	0	0	0	0	50.000
401	03	37	00	Primas de transporte al personal contratado	1.172.880	0	0	0	0	0	1.172.880
401	03	39	00	Primas por hijos al personal contratado	990.000	0	0	0	0	0	990.000
401	03	40	00	Primas de profesionalización al personal contratado	1.036.473	0	0	0	0	0	1.036.473
401	03	41	00	Primas por antigüedad al personal contratado	812.160	0	0	0	0	0	812.160
401	03	47	00	Primas al personal de alto nivel y de dirección	259.000	0	0	0	0	0	259.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	70.000	0	0	0	0	0	70.000
401	03	97	00	Otras primas a empleados	90.000	0	0	0	0	0	90.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	98	00	Otras primas a obreros	120.000	0	0	0	0	0	120.000
401	04	00	00	Complementos de sueldos y salarios	18.224.985	0	0	0	0	0	18.224.985
401	04	05	00	Complemento a empleados por gastos de representación	2.000	0	0	0	0	0	2.000
401	04	06	00	Complemento a empleados por comisión de servicios	80.000	0	0	0	0	0	80.000
401	04	08	00	Bono compensatorio de alimentación a empleados	3.180.036	0	0	0	0	0	3.180.036
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.500.000	0	0	0	0	0	1.500.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.300.000	0	0	0	0	0	1.300.000
401	04	18	00	Bono compensatorio de alimentación a obreros	4.898.169	0	0	0	0	0	4.898.169
401	04	20	00	Complemento a obreros por días feriados	100.000	0	0	0	0	0	100.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	100.000	0	0	0	0	0	100.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.783.780	0	0	0	0	0	3.783.780
401	04	28	00	Complemento al personal contratado por días feriados	50.000	0	0	0	0	0	50.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	263.000	0	0	0	0	0	263.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	168.000	0	0	0	0	0	168.000
401	04	96	00	Otros complementos a empleados	800.000	0	0	0	0	0	800.000
401	04	97	00	Otros complementos a obreros	1.000.000	0	0	0	0	0	1.000.000
401	04	98	00	Otros complementos al personal contratado	1.000.000	0	0	0	0	0	1.000.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	22.132.169	0	0	0	0	0	22.132.169
401	05	01	00	Aguinaldos a empleados	4.312.403	0	0	0	0	0	4.312.403
401	05	03	00	Bono vacacional a empleados	2.592.802	0	0	0	0	0	2.592.802
401	05	04	00	Aguinaldos a obreros	6.138.581	0	0	0	0	0	6.138.581
401	05	06	00	Bono vacacional a obreros	3.116.830	0	0	0	0	0	3.116.830
401	05	07	00	Aguinaldos al personal contratado	3.310.896	0	0	0	0	0	3.310.896
401	05	08	00	Bono vacacional al personal contratado	1.660.000	0	0	0	0	0	1.660.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	757.228	0	0	0	0	0	757.228
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	243.429	0	0	0	0	0	243.429
401	06	00	00	Aportes patronales y legales	9.937.131	0	0	0	0	0	9.937.131
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.800.000	0	0	0	0	0	1.800.000
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	739.272	0	0	0	0	0	739.272
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	483.372	0	0	0	0	0	483.372
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	492.848	0	0	0	0	0	492.848
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.600.000	0	0	0	0	0	1.600.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	800.000	0	0	0	0	0	800.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	500.000	0	0	0	0	0	500.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	500.000	0	0	0	0	0	500.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.500.000	0	0	0	0	0	1.500.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	378.392	0	0	0	0	0	378.392
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	329.556	0	0	0	0	0	329.556
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	129.808	0	0	0	0	0	129.808
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	83.883	0	0	0	0	0	83.883
401	06	95	00	Otros aportes legales por personal contratado	600.000	0	0	0	0	0	600.000
401	07	00	00	Asistencia socio-económica	29.623.522	0	0	0	0	0	29.623.522
401	07	01	00	Capacitación y adiestramiento a empleados	20.000	0	0	0	0	0	20.000
401	07	02	00	Becas a empleados	600.000	0	0	0	0	0	600.000
401	07	03	00	Ayudas por matrimonio a empleados	8.000	0	0	0	0	0	8.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	16.000	0	0	0	0	0	16.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.848.174	0	0	0	0	0	1.848.174
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	6.000.000	0	0	0	0	0	6.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	306.000	0	0	0	0	0	306.000
401	07	10	00	Dotación de uniformes a empleados	300.000	0	0	0	0	0	300.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	80.000	0	0	0	0	0	80.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	250.000	0	0	0	0	0	250.000
401	07	17	00	Capacitación y adiestramiento a obreros	50.000	0	0	0	0	0	50.000
401	07	18	00	Becas a obreros	500.000	0	0	0	0	0	500.000
401	07	19	00	Ayudas por matrimonio de obreros	8.000	0	0	0	0	0	8.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	16.000	0	0	0	0	0	16.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.630.823	0	0	0	0	0	2.630.823
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	7.500.000	0	0	0	0	0	7.500.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	406.000	0	0	0	0	0	406.000
401	07	26	00	Dotación de uniformes a obreros	1.200.000	0	0	0	0	0	1.200.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	50.000	0	0	0	0	0	50.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	350.000	0	0	0	0	0	350.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	33	00	Asistencia socio-económica al personal contratado	6.500.000	0	0	0	0	0	6.500.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	324.525	0	0	0	0	0	324.525
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	350.000	0	0	0	0	0	350.000
401	07	96	00	Otras subvenciones a empleados	140.000	0	0	0	0	0	140.000
401	07	97	00	Otras subvenciones a obreros	170.000	0	0	0	0	0	170.000
401	08	00	00	Prestaciones sociales e indemnizaciones	14.392.861	0	0	0	0	0	14.392.861
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.000.000	0	0	0	0	0	5.000.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	5.800.000	0	0	0	0	0	5.800.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.800.000	0	0	0	0	0	2.800.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	792.861	0	0	0	0	0	792.861
401	96	00	00	Otros gastos del personal empleado	50.000	0	0	0	0	0	50.000
401	96	01	00	Otros gastos del personal empleado	50.000	0	0	0	0	0	50.000
401	97	00	00	Otros gastos del personal obrero	50.000	0	0	0	0	0	50.000
401	97	01	00	Otros gastos del personal obrero	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**440.000**	**0**	**0**	**0**	**0**	**0**	**440.000**
403	10	00	00	Servicios profesionales y técnicos	140.000	0	0	0	0	0	140.000
403	10	07	00	Servicios de capacitación y adiestramiento	140.000	0	0	0	0	0	140.000
403	18	00	00	Impuestos indirectos	50.000	0	0	0	0	0	50.000
403	18	01	00	Impuesto al valor agregado	50.000	0	0	0	0	0	50.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	250.000	0	0	0	0	0	250.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	250.000	0	0	0	0	0	250.000
				Totales	**141.084.480**	**0**	**0**	**0**	**0**	**0**	**141.084.480**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 530001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**140.644.480**	**0**	**0**	**0**	**0**	**0**	**140.644.480**
401	01	00	00	Sueldos, salarios y otras retribuciones	25.290.407	0	0	0	0	0	25.290.407
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.025.912	0	0	0	0	0	5.025.912
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.814.269	0	0	0	0	0	6.814.269
401	01	18	00	Remuneraciones al personal contratado	7.500.000	0	0	0	0	0	7.500.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	60.000	0	0	0	0	0	60.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.242	0	0	0	0	0	25.242
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	326.144	0	0	0	0	0	326.144
401	01	99	00	Otras retribuciones	5.538.840	0	0	0	0	0	5.538.840
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.649.345	0	0	0	0	0	3.649.345
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.090.086	0	0	0	0	0	2.090.086
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.528.075	0	0	0	0	0	1.528.075
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	15.371	0	0	0	0	0	15.371
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	15.813	0	0	0	0	0	15.813
401	03	00	00	Primas	17.294.060	0	0	0	0	0	17.294.060
401	03	02	00	Primas de transporte a empleados	1.108.080	0	0	0	0	0	1.108.080
401	03	04	00	Primas por hijos a empleados	843.890	0	0	0	0	0	843.890
401	03	08	00	Primas de profesionalización a empleados	1.274.253	0	0	0	0	0	1.274.253
401	03	09	00	Primas por antigüedad a empleados	2.998.080	0	0	0	0	0	2.998.080
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.338.240	0	0	0	0	0	1.338.240
401	03	17	00	Primas de transporte a obreros	1.620.000	0	0	0	0	0	1.620.000
401	03	19	00	Primas por hijos de obreros	1.756.800	0	0	0	0	0	1.756.800
401	03	21	00	Primas por antigüedad a obreros	1.754.204	0	0	0	0	0	1.754.204
401	03	22	00	Primas de profesionalización a obreros	50.000	0	0	0	0	0	50.000
401	03	37	00	Primas de transporte al personal contratado	1.172.880	0	0	0	0	0	1.172.880
401	03	39	00	Primas por hijos al personal contratado	990.000	0	0	0	0	0	990.000
401	03	40	00	Primas de profesionalización al personal contratado	1.036.473	0	0	0	0	0	1.036.473

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 530001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	41	00	Primas por antigüedad al personal contratado	812.160	0	0	0	0	0	812.160
401	03	47	00	Primas al personal de alto nivel y de dirección	259.000	0	0	0	0	0	259.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	70.000	0	0	0	0	0	70.000
401	03	97	00	Otras primas a empleados	90.000	0	0	0	0	0	90.000
401	03	98	00	Otras primas a obreros	120.000	0	0	0	0	0	120.000
401	04	00	00	Complementos de sueldos y salarios	18.224.985	0	0	0	0	0	18.224.985
401	04	05	00	Complemento a empleados por gastos de representación	2.000	0	0	0	0	0	2.000
401	04	06	00	Complemento a empleados por comisión de servicios	80.000	0	0	0	0	0	80.000
401	04	08	00	Bono compensatorio de alimentación a empleados	3.180.036	0	0	0	0	0	3.180.036
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.500.000	0	0	0	0	0	1.500.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.300.000	0	0	0	0	0	1.300.000
401	04	18	00	Bono compensatorio de alimentación a obreros	4.898.169	0	0	0	0	0	4.898.169
401	04	20	00	Complemento a obreros por días feriados	100.000	0	0	0	0	0	100.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	100.000	0	0	0	0	0	100.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.783.780	0	0	0	0	0	3.783.780
401	04	28	00	Complemento al personal contratado por días feriados	50.000	0	0	0	0	0	50.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	263.000	0	0	0	0	0	263.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	168.000	0	0	0	0	0	168.000
401	04	96	00	Otros complementos a empleados	800.000	0	0	0	0	0	800.000
401	04	97	00	Otros complementos a obreros	1.000.000	0	0	0	0	0	1.000.000
401	04	98	00	Otros complementos al personal contratado	1.000.000	0	0	0	0	0	1.000.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	22.132.169	0	0	0	0	0	22.132.169
401	05	01	00	Aguinaldos a empleados	4.312.403	0	0	0	0	0	4.312.403
401	05	03	00	Bono vacacional a empleados	2.592.802	0	0	0	0	0	2.592.802
401	05	04	00	Aguinaldos a obreros	6.138.581	0	0	0	0	0	6.138.581
401	05	06	00	Bono vacacional a obreros	3.116.830	0	0	0	0	0	3.116.830
401	05	07	00	Aguinaldos al personal contratado	3.310.896	0	0	0	0	0	3.310.896

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 530001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	1.660.000	0	0	0	0	0	1.660.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	757.228	0	0	0	0	0	757.228
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	243.429	0	0	0	0	0	243.429
401	06	00	00	Aportes patronales y legales	9.937.131	0	0	0	0	0	9.937.131
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.800.000	0	0	0	0	0	1.800.000
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	739.272	0	0	0	0	0	739.272
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	483.372	0	0	0	0	0	483.372
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	492.848	0	0	0	0	0	492.848
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.600.000	0	0	0	0	0	1.600.000
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	800.000	0	0	0	0	0	800.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	500.000	0	0	0	0	0	500.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	500.000	0	0	0	0	0	500.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.500.000	0	0	0	0	0	1.500.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	378.392	0	0	0	0	0	378.392
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	329.556	0	0	0	0	0	329.556
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	129.808	0	0	0	0	0	129.808
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	83.883	0	0	0	0	0	83.883
401	06	95	00	Otros aportes legales por personal contratado	600.000	0	0	0	0	0	600.000
401	07	00	00	Asistencia socio-económica	29.623.522	0	0	0	0	0	29.623.522
401	07	01	00	Capacitación y adiestramiento a empleados	20.000	0	0	0	0	0	20.000
401	07	02	00	Becas a empleados	600.000	0	0	0	0	0	600.000
401	07	03	00	Ayudas por matrimonio a empleados	8.000	0	0	0	0	0	8.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	16.000	0	0	0	0	0	16.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.848.174	0	0	0	0	0	1.848.174
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	6.000.000	0	0	0	0	0	6.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	306.000	0	0	0	0	0	306.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 530001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	10	00	Dotación de uniformes a empleados	300.000	0	0	0	0	0	300.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	80.000	0	0	0	0	0	80.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	250.000	0	0	0	0	0	250.000
401	07	17	00	Capacitación y adiestramiento a obreros	50.000	0	0	0	0	0	50.000
401	07	18	00	Becas a obreros	500.000	0	0	0	0	0	500.000
401	07	19	00	Ayudas por matrimonio de obreros	8.000	0	0	0	0	0	8.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	16.000	0	0	0	0	0	16.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.630.823	0	0	0	0	0	2.630.823
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	7.500.000	0	0	0	0	0	7.500.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	406.000	0	0	0	0	0	406.000
401	07	26	00	Dotación de uniformes a obreros	1.200.000	0	0	0	0	0	1.200.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	50.000	0	0	0	0	0	50.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	350.000	0	0	0	0	0	350.000
401	07	33	00	Asistencia socio-económica al personal contratado	6.500.000	0	0	0	0	0	6.500.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	324.525	0	0	0	0	0	324.525
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	350.000	0	0	0	0	0	350.000
401	07	96	00	Otras subvenciones a empleados	140.000	0	0	0	0	0	140.000
401	07	97	00	Otras subvenciones a obreros	170.000	0	0	0	0	0	170.000
401	08	00	00	Prestaciones sociales e indemnizaciones	14.392.861	0	0	0	0	0	14.392.861
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.000.000	0	0	0	0	0	5.000.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	5.800.000	0	0	0	0	0	5.800.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.800.000	0	0	0	0	0	2.800.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	792.861	0	0	0	0	0	792.861
401	96	00	00	Otros gastos del personal empleado	50.000	0	0	0	0	0	50.000
401	96	01	00	Otros gastos del personal empleado	50.000	0	0	0	0	0	50.000
401	97	00	00	Otros gastos del personal obrero	50.000	0	0	0	0	0	50.000
401	97	01	00	Otros gastos del personal obrero	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 530001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**440.000**	**0**	**0**	**0**	**0**	**0**	**440.000**
403	10	00	00	Servicios profesionales y técnicos	140.000	0	0	0	0	0	140.000
403	10	07	00	Servicios de capacitación y adiestramiento	140.000	0	0	0	0	0	140.000
403	18	00	00	Impuestos indirectos	50.000	0	0	0	0	0	50.000
403	18	01	00	Impuesto al valor agregado	50.000	0	0	0	0	0	50.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	250.000	0	0	0	0	0	250.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	250.000	0	0	0	0	0	250.000
				Totales	**141.084.480**	**0**	**0**	**0**	**0**	**0**	**141.084.480**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **ACCIÓN CENTRALIZADA:** 530002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.558.000**	**0**	**0**	**0**	**0**	**0**	**1.558.000**
402	01	00	00	Productos alimenticios y agropecuarios	400.000	0	0	0	0	0	400.000
402	01	01	00	Alimentos y bebidas para personas	400.000	0	0	0	0	0	400.000
402	05	00	00	Productos de papel, cartón e impresos	60.000	0	0	0	0	0	60.000
402	05	03	00	Productos de papel y cartón para oficina	60.000	0	0	0	0	0	60.000
402	06	00	00	Productos químicos y derivados	650.000	0	0	0	0	0	650.000
402	06	03	00	Tintas, pinturas y colorantes	500.000	0	0	0	0	0	500.000
402	06	06	00	Combustibles y lubricantes	150.000	0	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	448.000	0	0	0	0	0	448.000
402	10	02	00	Materiales y útiles de limpieza y aseo	60.000	0	0	0	0	0	60.000
402	10	08	00	Materiales para equipos de computación	328.000	0	0	0	0	0	328.000
402	10	11	00	Materiales eléctricos	60.000	0	0	0	0	0	60.000
403	**00**	**00**	**00**	**Servicios no personales**	**12.147.110**	**0**	**0**	**0**	**0**	**0**	**12.147.110**
403	01	00	00	Alquileres de inmuebles	2.600.000	0	0	0	0	0	2.600.000
403	01	01	00	Alquileres de edificios y locales	2.600.000	0	0	0	0	0	2.600.000
403	02	00	00	Alquileres de maquinaria y equipos	273.000	0	0	0	0	0	273.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	105.000	0	0	0	0	0	105.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	168.000	0	0	0	0	0	168.000
403	04	00	00	Servicios básicos	3.048.000	0	0	0	0	0	3.048.000
403	04	01	00	Electricidad	300.000	0	0	0	0	0	300.000
403	04	03	00	Agua	60.000	0	0	0	0	0	60.000
403	04	04	00	Teléfonos	978.000	0	0	0	0	0	978.000
403	04	05	00	Servicio de comunicaciones	120.000	0	0	0	0	0	120.000
403	04	06	00	Servicio de aseo urbano y domiciliario	30.000	0	0	0	0	0	30.000
403	04	07	00	Servicio de condominio	1.560.000	0	0	0	0	0	1.560.000
403	06	00	00	Servicios de transporte y almacenaje	81.000	0	0	0	0	0	81.000
403	06	03	00	Estacionamiento	81.000	0	0	0	0	0	81.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	500.000	0	0	0	0	0	500.000
403	07	01	00	Publicidad y propaganda	250.000	0	0	0	0	0	250.000
403	07	02	00	Imprenta y reproducción	250.000	0	0	0	0	0	250.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	742.000	0	0	0	0	0	742.000
403	08	01	00	Primas y gastos de seguros	720.000	0	0	0	0	0	720.000
403	08	02	00	Comisiones y gastos bancarios	22.000	0	0	0	0	0	22.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **ACCIÓN CENTRALIZADA:** 530002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	1.300.000	0	0	0	0	0	1.300.000
403	09	01	00	Viáticos y pasajes dentro del país	800.000	0	0	0	0	0	800.000
403	09	02	00	Viáticos y pasajes fuera del país	500.000	0	0	0	0	0	500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	300.000	0	0	0	0	0	300.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	300.000	0	0	0	0	0	300.000
403	15	00	00	Servicios fiscales	60.000	0	0	0	0	0	60.000
403	15	02	00	Tasas y otros derechos obligatorios	60.000	0	0	0	0	0	60.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.575.110	0	0	0	0	0	1.575.110
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.575.110	0	0	0	0	0	1.575.110
403	18	00	00	Impuestos indirectos	1.668.000	0	0	0	0	0	1.668.000
403	18	01	00	Impuesto al valor agregado	1.668.000	0	0	0	0	0	1.668.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**55.183.182**	**0**	**0**	**0**	**0**	**0**	**55.183.182**
407	01	00	00	Transferencias y donaciones corrientes internas	55.183.182	0	0	0	0	0	55.183.182
407	01	01	00	Transferencias corrientes internas al sector privado	4.010.493	0	0	0	0	0	4.010.493
407	01	01	73	Subsidios a instituciones benéficas privadas	3.695.493	0	0	0	0	0	3.695.493
407	01	01	75	Subsidios a organismos laborales y gremiales	15.000	0	0	0	0	0	15.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	300.000	0	0	0	0	0	300.000
407	01	03	00	Transferencias corrientes internas al sector público	51.172.689	0	0	0	0	0	51.172.689
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	51.172.689	0	0	0	0	0	51.172.689
				Totales	**68.888.292**	**0**	**0**	**0**	**0**	**0**	**68.888.292**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **ACCIÓN CENTRALIZADA:** 530002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**55.183.182**	**0**	**0**	**0**	**0**	**0**	**55.183.182**
407	01	00	00	Transferencias y donaciones corrientes internas	55.183.182	0	0	0	0	0	55.183.182
407	01	01	00	Transferencias corrientes internas al sector privado	4.010.493	0	0	0	0	0	4.010.493
407	01	01	73	Subsidios a instituciones benéficas privadas	3.695.493	0	0	0	0	0	3.695.493
				- S0730 Guardería Infantil Negra Hipólita	1.010.000	0	0	0	0	0	1.010.000
				- S1500 Comite de Damas del Ministerio de la Producción y el Comercio	2.685.493	0	0	0	0	0	2.685.493
407	01	01	75	Subsidios a organismos laborales y gremiales	15.000	0	0	0	0	0	15.000
				- S1751 Asociación de Jubilados y Pensionados de Corpoindustria (ASOJUBI)	15.000	0	0	0	0	0	15.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	300.000	0	0	0	0	0	300.000
				- S0690 Fundación Tecnológica de Seguridad Integral (FUNSEIN)	300.000	0	0	0	0	0	300.000
407	01	03	00	Transferencias corrientes internas al sector público	51.172.689	0	0	0	0	0	51.172.689
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	51.172.689	0	0	0	0	0	51.172.689
				- A1344 Instituto para la Defensa de las Personas en el Acceso a Bienes y Servicios (INDEPABIS)	51.172.689	0	0	0	0	0	51.172.689
				Totales	**55.183.182**	**0**	**0**	**0**	**0**	**0**	**55.183.182**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **ACCIÓN CENTRALIZADA:** 530002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 530002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	Materiales, suministros y mercancías	1.558.000	0	0	0	0	0	1.558.000
402	01	00	00	Productos alimenticios y agropecuarios	400.000	0	0	0	0	0	400.000
402	01	01	00	Alimentos y bebidas para personas	400.000	0	0	0	0	0	400.000
402	05	00	00	Productos de papel, cartón e impresos	60.000	0	0	0	0	0	60.000
402	05	03	00	Productos de papel y cartón para oficina	60.000	0	0	0	0	0	60.000
402	06	00	00	Productos químicos y derivados	650.000	0	0	0	0	0	650.000
402	06	03	00	Tintas, pinturas y colorantes	500.000	0	0	0	0	0	500.000
402	06	06	00	Combustibles y lubricantes	150.000	0	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	448.000	0	0	0	0	0	448.000
402	10	02	00	Materiales y útiles de limpieza y aseo	60.000	0	0	0	0	0	60.000
402	10	08	00	Materiales para equipos de computación	328.000	0	0	0	0	0	328.000
402	10	11	00	Materiales eléctricos	60.000	0	0	0	0	0	60.000
403	**00**	**00**	**00**	**Servicios no personales**	**12.147.110**	**0**	**0**	**0**	**0**	**0**	**12.147.110**
403	01	00	00	Alquileres de inmuebles	2.600.000	0	0	0	0	0	2.600.000
403	01	01	00	Alquileres de edificios y locales	2.600.000	0	0	0	0	0	2.600.000
403	02	00	00	Alquileres de maquinaria y equipos	273.000	0	0	0	0	0	273.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	105.000	0	0	0	0	0	105.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	168.000	0	0	0	0	0	168.000
403	04	00	00	Servicios básicos	3.048.000	0	0	0	0	0	3.048.000
403	04	01	00	Electricidad	300.000	0	0	0	0	0	300.000
403	04	03	00	Agua	60.000	0	0	0	0	0	60.000
403	04	04	00	Teléfonos	978.000	0	0	0	0	0	978.000
403	04	05	00	Servicio de comunicaciones	120.000	0	0	0	0	0	120.000
403	04	06	00	Servicio de aseo urbano y domiciliario	30.000	0	0	0	0	0	30.000
403	04	07	00	Servicio de condominio	1.560.000	0	0	0	0	0	1.560.000
403	06	00	00	Servicios de transporte y almacenaje	81.000	0	0	0	0	0	81.000
403	06	03	00	Estacionamiento	81.000	0	0	0	0	0	81.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	500.000	0	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **ACCIÓN CENTRALIZADA:** 530002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 530002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	01	00	Publicidad y propaganda	250.000	0	0	0	0	0	250.000
403	07	02	00	Imprenta y reproducción	250.000	0	0	0	0	0	250.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	742.000	0	0	0	0	0	742.000
403	08	01	00	Primas y gastos de seguros	720.000	0	0	0	0	0	720.000
403	08	02	00	Comisiones y gastos bancarios	22.000	0	0	0	0	0	22.000
403	09	00	00	Viáticos y pasajes	1.300.000	0	0	0	0	0	1.300.000
403	09	01	00	Viáticos y pasajes dentro del país	800.000	0	0	0	0	0	800.000
403	09	02	00	Viáticos y pasajes fuera del país	500.000	0	0	0	0	0	500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	300.000	0	0	0	0	0	300.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	300.000	0	0	0	0	0	300.000
403	15	00	00	Servicios fiscales	60.000	0	0	0	0	0	60.000
403	15	02	00	Tasas y otros derechos obligatorios	60.000	0	0	0	0	0	60.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.575.110	0	0	0	0	0	1.575.110
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.575.110	0	0	0	0	0	1.575.110
403	18	00	00	Impuestos indirectos	1.668.000	0	0	0	0	0	1.668.000
403	18	01	00	Impuesto al valor agregado	1.668.000	0	0	0	0	0	1.668.000
				Totales	**13.705.110**	**0**	**0**	**0**	**0**	**0**	**13.705.110**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 530002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	00	00	00	Transferencias y donaciones	4.010.493	0	0	0	0	0	4.010.493
407	01	00	00	Transferencias y donaciones corrientes internas	4.010.493	0	0	0	0	0	4.010.493
407	01	01	00	Transferencias corrientes internas al sector privado	4.010.493	0	0	0	0	0	4.010.493
407	01	01	73	Subsidios a instituciones benéficas privadas	3.695.493	0	0	0	0	0	3.695.493
407	01	01	75	Subsidios a organismos laborales y gremiales	15.000	0	0	0	0	0	15.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	300.000	0	0	0	0	0	300.000
				Totales	**4.010.493**	**0**	**0**	**0**	**0**	**0**	**4.010.493**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **ACCIÓN CENTRALIZADA:** 530002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 530002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**51.172.689**	**0**	**0**	**0**	**0**	**0**	**51.172.689**
407	01	00	00	Transferencias y donaciones corrientes internas	51.172.689	0	0	0	0	0	51.172.689
407	01	03	00	Transferencias corrientes internas al sector público	51.172.689	0	0	0	0	0	51.172.689
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	51.172.689	0	0	0	0	0	51.172.689
				Totales	**51.172.689**	**0**	**0**	**0**	**0**	**0**	**51.172.689**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **ACCIÓN CENTRALIZADA:** 530003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**74.727.260**	**0**	**0**	**0**	**0**	**0**	**74.727.260**
407	01	00	00	Transferencias y donaciones corrientes internas	74.727.260	0	0	0	0	0	74.727.260
407	01	01	00	Transferencias corrientes internas al sector privado	74.727.260	0	0	0	0	0	74.727.260
407	01	01	01	Pensiones del personal empleado, obrero y militar	9.219.084	0	0	0	0	0	9.219.084
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	20.052.690	0	0	0	0	0	20.052.690
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.500.000	0	0	0	0	0	2.500.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	322.794	0	0	0	0	0	322.794
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	5.500.000	0	0	0	0	0	5.500.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	6.500.000	0	0	0	0	0	6.500.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	5.015.157	0	0	0	0	0	5.015.157
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.567.535	0	0	0	0	0	1.567.535
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	10.750.000	0	0	0	0	0	10.750.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	13.300.000	0	0	0	0	0	13.300.000
				Totales	**74.727.260**	**0**	**0**	**0**	**0**	**0**	**74.727.260**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **ACCIÓN CENTRALIZADA:** 530003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 530003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	00	00	00	**Transferencias y donaciones**	**74.727.260**	**0**	**0**	**0**	**0**	**0**	**74.727.260**
407	01	00	00	Transferencias y donaciones corrientes internas	74.727.260	0	0	0	0	0	74.727.260
407	01	01	00	Transferencias corrientes internas al sector privado	74.727.260	0	0	0	0	0	74.727.260
407	01	01	01	Pensiones del personal empleado, obrero y militar	9.219.084	0	0	0	0	0	9.219.084
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	20.052.690	0	0	0	0	0	20.052.690
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.500.000	0	0	0	0	0	2.500.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	322.794	0	0	0	0	0	322.794
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	5.500.000	0	0	0	0	0	5.500.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	6.500.000	0	0	0	0	0	6.500.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	5.015.157	0	0	0	0	0	5.015.157
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.567.535	0	0	0	0	0	1.567.535
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	10.750.000	0	0	0	0	0	10.750.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	13.300.000	0	0	0	0	0	13.300.000
				Totales	**74.727.260**	**0**	**0**	**0**	**0**	**0**	**74.727.260**

54

Ministerio del Poder Popular para la Salud

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.463.464.137**	**0**	**0**	**1.491.030.002**	**0**	**0**	**9.954.494.139**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.751.388.587	0	0	557.813.882	0	0	3.309.202.469
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.095.611.933	0	0	251.350.272	0	0	1.346.962.205
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	52.979.064	0	0	0	0	0	52.979.064
401	01	03	00	Suplencias a empleados	42.671.106	0	0	0	0	0	42.671.106
401	01	09	00	Remuneraciones al personal en período de disponibilidad	2.848.896	0	0	0	0	0	2.848.896
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	413.810.643	0	0	0	0	0	413.810.643
401	01	11	00	Salarios a obreros en puestos permanentes a tiempo parcial	62.397.855	0	0	0	0	0	62.397.855
401	01	12	00	Salarios a obreros en puestos no permanentes	187.708.983	0	0	0	0	0	187.708.983
401	01	13	00	Suplencias a obreros	55.187.751	0	0	0	0	0	55.187.751
401	01	18	00	Remuneraciones al personal contratado	778.292.047	0	0	306.463.610	0	0	1.084.755.657
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.118.362	0	0	0	0	0	1.118.362
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	146.880	0	0	0	0	0	146.880
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	33.314.544	0	0	0	0	0	33.314.544
401	01	99	00	Otras retribuciones	25.300.523	0	0	0	0	0	25.300.523
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	436.579.974	0	0	0	0	0	436.579.974
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	286.513.843	0	0	0	0	0	286.513.843
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	8.694.474	0	0	0	0	0	8.694.474
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	135.173.315	0	0	0	0	0	135.173.315
401	02	04	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo parcial	5.475.803	0	0	0	0	0	5.475.803
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	722.539	0	0	0	0	0	722.539
401	03	00	00	Primas	690.196.574	0	0	0	0	0	690.196.574
401	03	01	00	Primas por mérito a empleados	1.747.720	0	0	0	0	0	1.747.720
401	03	02	00	Primas de transporte a empleados	9.450.905	0	0	0	0	0	9.450.905
401	03	03	00	Primas por hogar a empleados	36.000	0	0	0	0	0	36.000
401	03	04	00	Primas por hijos a empleados	2.667.926	0	0	0	0	0	2.667.926
401	03	08	00	Primas de profesionalización a empleados	65.784.038	0	0	0	0	0	65.784.038
401	03	09	00	Primas por antigüedad a empleados	18.624.275	0	0	0	0	0	18.624.275
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	21.110.524	0	0	0	0	0	21.110.524
401	03	16	00	Primas por mérito a obreros	3.146.055	0	0	0	0	0	3.146.055

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	17	00	Primas de transporte a obreros	4.909.545	0	0	0	0	0	4.909.545
401	03	18	00	Primas por hogar a obreros	33.000	0	0	0	0	0	33.000
401	03	19	00	Primas por hijos de obreros	2.602.418	0	0	0	0	0	2.602.418
401	03	21	00	Primas por antigüedad a obreros	9.859.950	0	0	0	0	0	9.859.950
401	03	22	00	Primas de profesionalización a obreros	2.650.228	0	0	0	0	0	2.650.228
401	03	37	00	Primas de transporte al personal contratado	45.456	0	0	0	0	0	45.456
401	03	39	00	Primas por hijos al personal contratado	13.840	0	0	0	0	0	13.840
401	03	40	00	Primas de profesionalización al personal contratado	3.077.220	0	0	0	0	0	3.077.220
401	03	41	00	Primas por antigüedad al personal contratado	15.072	0	0	0	0	0	15.072
401	03	47	00	Primas al personal de alto nivel y de dirección	2.311.680	0	0	0	0	0	2.311.680
401	03	95	00	Otras primas al personal de alto nivel y de dirección	353.094	0	0	0	0	0	353.094
401	03	96	00	Otras primas al personal contratado	185.762.684	0	0	0	0	0	185.762.684
401	03	97	00	Otras primas a empleados	241.575.293	0	0	0	0	0	241.575.293
401	03	98	00	Otras primas a obreros	114.419.651	0	0	0	0	0	114.419.651
401	04	00	00	Complementos de sueldos y salarios	2.752.535.151	0	0	57.142.363	0	0	2.809.677.514
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	5.919.589	0	0	0	0	0	5.919.589
401	04	02	00	Complemento a empleados por trabajo nocturno	133.631.617	0	0	0	0	0	133.631.617
401	04	03	00	Complemento a empleados por gastos de alimentación	1.899.587	0	0	0	0	0	1.899.587
401	04	04	00	Complemento a empleados por gastos de transporte	413.197	0	0	0	0	0	413.197
401	04	06	00	Complemento a empleados por comisión de servicios	884.488	0	0	0	0	0	884.488
401	04	08	00	Bono compensatorio de alimentación a empleados	755.348.980	0	0	29.038.500	0	0	784.387.480
401	04	09	00	Bono compensatorio de transporte a empleados	295.889	0	0	0	0	0	295.889
401	04	10	00	Complemento a empleados por días feriados	23.404.243	0	0	0	0	0	23.404.243
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	3.856.417	0	0	0	0	0	3.856.417
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	79.253.903	0	0	0	0	0	79.253.903
401	04	16	00	Complemento a obreros por gastos de alimentación	2.325.815	0	0	0	0	0	2.325.815
401	04	17	00	Complemento a obreros por gastos de transporte	68.498	0	0	0	0	0	68.498
401	04	18	00	Bono compensatorio de alimentación a obreros	618.420.984	0	0	19.248.750	0	0	637.669.734
401	04	19	00	Bono compensatorio de transporte a obreros	400.660	0	0	0	0	0	400.660
401	04	20	00	Complemento a obreros por días feriados	9.146.581	0	0	0	0	0	9.146.581
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.652.970	0	0	0	0	0	2.652.970

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	25	00	Complemento al personal contratado por gastos de alimentación	76.920	0	0	0	0	0	76.920
401	04	26	00	Bono compensatorio de alimentación al personal contratado	893.856.428	0	0	8.855.113	0	0	902.711.541
401	04	27	00	Bono compensatorio de transporte al personal contratado	3.198	0	0	0	0	0	3.198
401	04	28	00	Complemento al personal contratado por días feriados	14.591.697	0	0	0	0	0	14.591.697
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.568.460	0	0	0	0	0	2.568.460
401	04	96	00	Otros complementos a empleados	82.665.714	0	0	0	0	0	82.665.714
401	04	97	00	Otros complementos a obreros	49.674.486	0	0	0	0	0	49.674.486
401	04	98	00	Otros complementos al personal contratado	71.174.830	0	0	0	0	0	71.174.830
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	420.349.838	0	0	863.516.594	0	0	1.283.866.432
401	05	01	00	Aguinaldos a empleados	2.803.173	0	0	372.664.858	0	0	375.468.031
401	05	03	00	Bono vacacional a empleados	133.196.362	0	0	36.028.829	0	0	169.225.191
401	05	04	00	Aguinaldos a obreros	70.510.915	0	0	132.234.527	0	0	202.745.442
401	05	06	00	Bono vacacional a obreros	76.956.176	0	0	15.386.770	0	0	92.342.946
401	05	07	00	Aguinaldos al personal contratado	10.229.149	0	0	255.159.768	0	0	265.388.917
401	05	08	00	Bono vacacional al personal contratado	124.201.599	0	0	50.484.932	0	0	174.686.531
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	788.985	0	0	1.556.910	0	0	2.345.895
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.663.479	0	0	0	0	0	1.663.479
401	06	00	00	Aportes patronales y legales	241.607.517	0	0	2.741.056	0	0	244.348.573
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	53.895.138	0	0	1.214.781	0	0	55.109.919
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	16.516.328	0	0	348.780	0	0	16.865.108
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	11.672.067	0	0	392.499	0	0	12.064.566
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	13.822.473	0	0	392.499	0	0	14.214.972
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	24.089.275	0	0	392.497	0	0	24.481.772
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	756.366	0	0	0	0	0	756.366
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	6.269.123	0	0	0	0	0	6.269.123
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	6.865.296	0	0	0	0	0	6.865.296
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	77.588.451	0	0	0	0	0	77.588.451
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	9.499.812	0	0	0	0	0	9.499.812
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	877.092	0	0	0	0	0	877.092
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	222.570	0	0	0	0	0	222.570

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	166.349	0	0	0	0	0	166.349
401	06	95	00	Otros aportes legales por personal contratado	19.367.177	0	0	0	0	0	19.367.177
401	07	00	00	Asistencia socio-económica	184.130.479	0	0	9.816.107	0	0	193.946.586
401	07	01	00	Capacitación y adiestramiento a empleados	1.239.000	0	0	0	0	0	1.239.000
401	07	02	00	Becas a empleados	4.795.562	0	0	0	0	0	4.795.562
401	07	03	00	Ayudas por matrimonio a empleados	1.547.705	0	0	0	0	0	1.547.705
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.039.491	0	0	0	0	0	1.039.491
401	07	05	00	Ayudas por defunción a empleados	2.244.964	0	0	0	0	0	2.244.964
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	31.632.394	0	0	828.421	0	0	32.460.815
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	12.889.339	0	0	0	0	0	12.889.339
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.195.959	0	0	0	0	0	2.195.959
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.737.624	0	0	0	0	0	3.737.624
401	07	10	00	Dotación de uniformes a empleados	12.404.858	0	0	0	0	0	12.404.858
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	10.009.750	0	0	0	0	0	10.009.750
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.460.881	0	0	0	0	0	3.460.881
401	07	17	00	Capacitación y adiestramiento a obreros	678.000	0	0	0	0	0	678.000
401	07	18	00	Becas a obreros	6.941.195	0	0	0	0	0	6.941.195
401	07	19	00	Ayudas por matrimonio de obreros	791.153	0	0	0	0	0	791.153
401	07	20	00	Ayudas por nacimiento de hijos de obreros	886.970	0	0	0	0	0	886.970
401	07	21	00	Ayudas por defunción a obreros	1.384.021	0	0	0	0	0	1.384.021
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	20.348.779	0	0	143.856	0	0	20.492.635
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.295.674	0	0	0	0	0	6.295.674
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.626.560	0	0	0	0	0	1.626.560
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	3.762.258	0	0	0	0	0	3.762.258
401	07	26	00	Dotación de uniformes a obreros	7.781.341	0	0	0	0	0	7.781.341
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	6.315.384	0	0	0	0	0	6.315.384
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	6.427.978	0	0	0	0	0	6.427.978
401	07	33	00	Asistencia socio-económica al personal contratado	7.862.808	0	0	0	0	0	7.862.808
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	36.000	0	0	0	0	0	36.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al	418.023	0	0	0	0	0	418.023

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				personal de alto nivel y de dirección							
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	589.435	0	0	0	0	0	589.435
401	07	96	00	Otras subvenciones a empleados	12.944.844	0	0	5.218.830	0	0	18.163.674
401	07	97	00	Otras subvenciones a obreros	11.842.529	0	0	3.625.000	0	0	15.467.529
401	08	00	00	Prestaciones sociales e indemnizaciones	973.534.635	0	0	0	0	0	973.534.635
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	468.864.440	0	0	0	0	0	468.864.440
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	202.335.945	0	0	0	0	0	202.335.945
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	301.351.860	0	0	0	0	0	301.351.860
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	982.390	0	0	0	0	0	982.390
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	352.535	0	0	0	0	0	352.535
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	352.535	0	0	0	0	0	352.535
401	96	00	00	Otros gastos del personal empleado	6.000.000	0	0	0	0	0	6.000.000
401	96	01	00	Otros gastos del personal empleado	6.000.000	0	0	0	0	0	6.000.000
401	97	00	00	Otros gastos del personal obrero	6.788.847	0	0	0	0	0	6.788.847
401	97	01	00	Otros gastos del personal obrero	6.788.847	0	0	0	0	0	6.788.847
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.325.914.344**	**0**	**0**	**679.328.351**	**0**	**0**	**2.005.242.695**
402	01	00	00	Productos alimenticios y agropecuarios	38.041.454	0	0	8.000.000	0	0	46.041.454
402	01	01	00	Alimentos y bebidas para personas	37.974.644	0	0	8.000.000	0	0	45.974.644
402	01	02	00	Alimentos para animales	66.810	0	0	0	0	0	66.810
402	02	00	00	Productos de minas, canteras y yacimientos	219.100	0	0	0	0	0	219.100
402	02	05	00	Piedra, arcilla, arena y tierra	218.100	0	0	0	0	0	218.100
402	02	07	00	Sal para uso industrial	1.000	0	0	0	0	0	1.000
402	03	00	00	Textiles y vestuarios	6.016.284	0	0	218.350	0	0	6.234.634
402	03	01	00	Textiles	1.961.582	0	0	50.000	0	0	2.011.582
402	03	02	00	Prendas de vestir	3.679.400	0	0	100.000	0	0	3.779.400
402	03	03	00	Calzados	298.152	0	0	0	0	0	298.152
402	03	99	00	Otros productos textiles y vestuarios	77.150	0	0	68.350	0	0	145.500
402	04	00	00	Productos de cuero y caucho	4.730.656	0	0	0	0	0	4.730.656
402	04	01	00	Cueros y pieles	45.000	0	0	0	0	0	45.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	80	0	0	0	0	0	80
402	04	03	00	Cauchos y tripas para vehículos	4.685.576	0	0	0	0	0	4.685.576

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	19.472.488	0	0	120.000	0	0	19.592.488
402	05	01	00	Pulpa de madera, papel y cartón	3.419.005	0	0	70.000	0	0	3.489.005
402	05	02	00	Envases y cajas de papel y cartón	1.157.191	0	0	0	0	0	1.157.191
402	05	03	00	Productos de papel y cartón para oficina	8.067.662	0	0	0	0	0	8.067.662
402	05	04	00	Libros, revistas y periódicos	268.053	0	0	0	0	0	268.053
402	05	05	00	Material de enseñanza	121.343	0	0	0	0	0	121.343
402	05	06	00	Productos de papel y cartón para computación	2.869.546	0	0	0	0	0	2.869.546
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.021.563	0	0	50.000	0	0	3.071.563
402	05	99	00	Otros productos de pulpa, papel y cartón	548.125	0	0	0	0	0	548.125
402	06	00	00	Productos químicos y derivados	834.713.521	0	0	540.900.001	0	0	1.375.613.522
402	06	01	00	Sustancias químicas y de uso industrial	745.090	0	0	0	0	0	745.090
402	06	02	00	Abonos, plaguicidas y otros	5.274.572	0	0	0	0	0	5.274.572
402	06	03	00	Tintas, pinturas y colorantes	9.114.607	0	0	0	0	0	9.114.607
402	06	04	00	Productos farmacéuticos y medicamentos	774.215.882	0	0	540.900.001	0	0	1.315.115.883
402	06	05	00	Productos de tocador	862.675	0	0	0	0	0	862.675
402	06	06	00	Combustibles y lubricantes	3.374.805	0	0	0	0	0	3.374.805
402	06	08	00	Productos plásticos	5.551.387	0	0	0	0	0	5.551.387
402	06	99	00	Otros productos de la industria química y conexos	35.574.503	0	0	0	0	0	35.574.503
402	07	00	00	Productos minerales no metálicos	1.827.642	0	0	0	0	0	1.827.642
402	07	01	00	Productos de barro, loza y porcelana	133.900	0	0	0	0	0	133.900
402	07	02	00	Vidrios y productos de vidrio	933.597	0	0	0	0	0	933.597
402	07	03	00	Productos de arcilla para construcción	119.728	0	0	0	0	0	119.728
402	07	04	00	Cemento, cal y yeso	631.917	0	0	0	0	0	631.917
402	07	99	00	Otros productos minerales no metálicos	8.500	0	0	0	0	0	8.500
402	08	00	00	Productos metálicos	12.542.175	0	0	0	0	0	12.542.175
402	08	01	00	Productos primarios de hierro y acero	370.954	0	0	0	0	0	370.954
402	08	02	00	Productos de metales no ferrosos	2.153.620	0	0	0	0	0	2.153.620
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.748.244	0	0	0	0	0	2.748.244
402	08	04	00	Productos metálicos estructurales	268.923	0	0	0	0	0	268.923
402	08	07	00	Material de señalamiento	21.000	0	0	0	0	0	21.000
402	08	08	00	Material de educación	43.000	0	0	0	0	0	43.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.152.851	0	0	0	0	0	5.152.851
402	08	10	00	Repuestos y accesorios para otros equipos	1.598.935	0	0	0	0	0	1.598.935
402	08	99	00	Otros productos metálicos	184.648	0	0	0	0	0	184.648
402	09	00	00	Productos de madera	237.520	0	0	0	0	0	237.520
402	09	01	00	Productos primarios de madera	137.520	0	0	0	0	0	137.520
402	09	02	00	Muebles y accesorios de madera para edificaciones	80.000	0	0	0	0	0	80.000
402	09	99	00	Otros productos de madera	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	400.667.554	0	0	130.090.000	0	0	530.757.554
402	10	01	00	Artículos de deporte, recreación y juguetes	436.233	0	0	0	0	0	436.233
402	10	02	00	Materiales y útiles de limpieza y aseo	9.957.276	0	0	0	0	0	9.957.276
402	10	03	00	Utensilios de cocina y comedor	572.354	0	0	0	0	0	572.354
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	350.799.216	0	0	130.060.000	0	0	480.859.216
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.553.351	0	0	0	0	0	6.553.351
402	10	06	00	Condecoraciones, ofrendas y similares	266.864	0	0	30.000	0	0	296.864
402	10	07	00	Productos de seguridad en el trabajo	6.363.012	0	0	0	0	0	6.363.012
402	10	08	00	Materiales para equipos de computación	11.699.419	0	0	0	0	0	11.699.419
402	10	10	00	Útiles religiosos	49.350	0	0	0	0	0	49.350
402	10	11	00	Materiales eléctricos	4.545.769	0	0	0	0	0	4.545.769
402	10	12	00	Materiales para instalaciones sanitarias	2.587.659	0	0	0	0	0	2.587.659
402	10	13	00	Materiales fotográficos	4.672.810	0	0	0	0	0	4.672.810
402	10	99	00	Otros productos y útiles diversos	2.164.241	0	0	0	0	0	2.164.241
402	11	00	00	Bienes para la venta	1.000	0	0	0	0	0	1.000
402	11	99	00	Otros bienes para la venta	1.000	0	0	0	0	0	1.000
402	99	00	00	Otros materiales y suministros	7.444.950	0	0	0	0	0	7.444.950
402	99	01	00	Otros materiales y suministros	7.444.950	0	0	0	0	0	7.444.950
403	**00**	**00**	**00**	**Servicios no personales**	**526.988.379**	**0**	**0**	**65.656.305**	**0**	**0**	**592.644.684**
403	01	00	00	Alquileres de inmuebles	12.300.699	0	0	0	0	0	12.300.699
403	01	01	00	Alquileres de edificios y locales	12.252.125	0	0	0	0	0	12.252.125
403	01	02	00	Alquileres de instalaciones culturales y recreativas	48.574	0	0	0	0	0	48.574
403	02	00	00	Alquileres de maquinaria y equipos	3.582.328	0	0	0	0	0	3.582.328
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.216.690	0	0	0	0	0	3.216.690

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	363.138	0	0	0	0	0	363.138
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	2.500	0	0	0	0	0	2.500
403	04	00	00	Servicios básicos	31.751.851	0	0	13.100.000	0	0	44.851.851
403	04	01	00	Electricidad	17.106.451	0	0	8.000.000	0	0	25.106.451
403	04	02	00	Gas	345.534	0	0	0	0	0	345.534
403	04	03	00	Agua	2.899.178	0	0	3.000.000	0	0	5.899.178
403	04	04	00	Teléfonos	10.590.159	0	0	2.000.000	0	0	12.590.159
403	04	05	00	Servicio de comunicaciones	284.529	0	0	100.000	0	0	384.529
403	04	06	00	Servicio de aseo urbano y domiciliario	516.000	0	0	0	0	0	516.000
403	04	07	00	Servicio de condominio	10.000	0	0	0	0	0	10.000
403	06	00	00	Servicios de transporte y almacenaje	896.996	0	0	0	0	0	896.996
403	06	01	00	Fletes y embalajes	423.451	0	0	0	0	0	423.451
403	06	02	00	Almacenaje	340.000	0	0	0	0	0	340.000
403	06	03	00	Estacionamiento	73.517	0	0	0	0	0	73.517
403	06	04	00	Peaje	14.823	0	0	0	0	0	14.823
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	45.205	0	0	0	0	0	45.205
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.980.641	0	0	56.305	0	0	17.036.946
403	07	01	00	Publicidad y propaganda	1.899.077	0	0	0	0	0	1.899.077
403	07	02	00	Imprenta y reproducción	8.399.349	0	0	0	0	0	8.399.349
403	07	03	00	Relaciones sociales	5.703.232	0	0	56.305	0	0	5.759.537
403	07	04	00	Avisos	978.983	0	0	0	0	0	978.983
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.370.320	0	0	0	0	0	3.370.320
403	08	01	00	Primas y gastos de seguros	2.902.916	0	0	0	0	0	2.902.916
403	08	02	00	Comisiones y gastos bancarios	323.324	0	0	0	0	0	323.324
403	08	03	00	Comisiones y gastos de adquisición de seguros	144.080	0	0	0	0	0	144.080
403	09	00	00	Viáticos y pasajes	18.105.103	0	0	0	0	0	18.105.103
403	09	01	00	Viáticos y pasajes dentro del país	15.514.333	0	0	0	0	0	15.514.333
403	09	02	00	Viáticos y pasajes fuera del país	2.574.505	0	0	0	0	0	2.574.505
403	09	03	00	Asignación por kilómetros recorridos	16.265	0	0	0	0	0	16.265
403	10	00	00	Servicios profesionales y técnicos	30.034.949	0	0	5.200.000	0	0	35.234.949
403	10	01	00	Servicios jurídicos	2.000	0	0	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	02	00	Servicios de contabilidad y auditoría	115.000	0	0	0	0	0	115.000
403	10	03	00	Servicios de procesamiento de datos	507.791	0	0	0	0	0	507.791
403	10	04	00	Servicios de ingeniería y arquitectónicos	10.000	0	0	0	0	0	10.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	486.752	0	0	0	0	0	486.752
403	10	07	00	Servicios de capacitación y adiestramiento	4.562.208	0	0	0	0	0	4.562.208
403	10	09	00	Servicios de lavandería y tintorería	2.604.350	0	0	0	0	0	2.604.350
403	10	10	00	Servicios de vigilancia	1.149.689	0	0	0	0	0	1.149.689
403	10	11	00	Servicios para la elaboración y suministro de comida	17.717.304	0	0	5.200.000	0	0	22.917.304
403	10	99	00	Otros servicios profesionales y técnicos	2.879.855	0	0	0	0	0	2.879.855
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	67.502.430	0	0	2.500.000	0	0	70.002.430
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	752.391	0	0	0	0	0	752.391
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	14.337.615	0	0	0	0	0	14.337.615
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	104.400	0	0	0	0	0	104.400
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	38.355.292	0	0	2.500.000	0	0	40.855.292
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.886.803	0	0	0	0	0	10.886.803
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.915.929	0	0	0	0	0	2.915.929
403	12	00	00	Conservación y reparaciones menores de obras	39.140.424	0	0	0	0	0	39.140.424
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	38.922.693	0	0	0	0	0	38.922.693
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	217.731	0	0	0	0	0	217.731
403	15	00	00	Servicios fiscales	15.304.500	0	0	0	0	0	15.304.500
403	15	01	00	Derechos de importación y servicios aduaneros	15.304.500	0	0	0	0	0	15.304.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.467.945	0	0	0	0	0	4.467.945
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.467.945	0	0	0	0	0	4.467.945
403	18	00	00	Impuestos indirectos	95.673.534	0	0	4.800.000	0	0	100.473.534
403	18	01	00	Impuesto al valor agregado	95.673.534	0	0	4.800.000	0	0	100.473.534
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	34.694.315	0	0	0	0	0	34.694.315
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	34.694.315	0	0	0	0	0	34.694.315
403	99	00	00	Otros servicios no personales	153.182.344	0	0	40.000.000	0	0	193.182.344
403	99	01	00	Otros servicios no personales	153.182.344	0	0	40.000.000	0	0	193.182.344

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**137.202.436**	**0**	**0**	**5.800.000**	**0**	**0**	**143.002.436**
404	01	00	00	Repuestos y reparaciones mayores	8.622.898	0	0	0	0	0	8.622.898
404	01	01	00	Repuestos mayores	1.672.462	0	0	0	0	0	1.672.462
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	121.269	0	0	0	0	0	121.269
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	954.713	0	0	0	0	0	954.713
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	22.000	0	0	0	0	0	22.000
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	247.092	0	0	0	0	0	247.092
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	51.130	0	0	0	0	0	51.130
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	178.258	0	0	0	0	0	178.258
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	98.000	0	0	0	0	0	98.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	6.950.436	0	0	0	0	0	6.950.436
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	469.000	0	0	0	0	0	469.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	2.614.259	0	0	0	0	0	2.614.259
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	2.376.511	0	0	0	0	0	2.376.511
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.109.950	0	0	0	0	0	1.109.950
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	370.716	0	0	0	0	0	370.716
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.869.034	0	0	200.000	0	0	5.069.034
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	117.970	0	0	0	0	0	117.970
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	327.684	0	0	0	0	0	327.684
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.292.066	0	0	200.000	0	0	2.492.066
404	03	05	00	Maquinaria y equipos industriales y de taller	691.500	0	0	0	0	0	691.500
404	03	06	00	Maquinaria y equipos de energía	1.284.800	0	0	0	0	0	1.284.800
404	03	08	00	Equipos de almacén	25.000	0	0	0	0	0	25.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	130.014	0	0	0	0	0	130.014
404	04	00	00	Equipos de transporte, tracción y elevación	8.194.193	0	0	0	0	0	8.194.193
404	04	01	00	Vehículos automotores terrestres	5.978.027	0	0	0	0	0	5.978.027
404	04	03	00	Equipos marítimos de transporte	1.537.055	0	0	0	0	0	1.537.055
404	04	05	00	Vehículos de tracción no motorizados	94.111	0	0	0	0	0	94.111
404	04	06	00	Equipos auxiliares de transporte	335.000	0	0	0	0	0	335.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	99	00	Otros equipos de transporte, tracción y elevación	250.000	0	0	0	0	0	250.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.829.557	0	0	0	0	0	2.829.557
404	05	01	00	Equipos de telecomunicaciones	2.829.557	0	0	0	0	0	2.829.557
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	63.435.938	0	0	5.500.000	0	0	68.935.938
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	63.415.938	0	0	5.500.000	0	0	68.915.938
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	20.000	0	0	0	0	0	20.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.821.798	0	0	0	0	0	6.821.798
404	07	01	00	Equipos científicos y de laboratorio	3.143.670	0	0	0	0	0	3.143.670
404	07	02	00	Equipos de enseñanza, deporte y recreación	3.574.691	0	0	0	0	0	3.574.691
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	67.500	0	0	0	0	0	67.500
404	07	06	00	Instrumentos musicales y equipos de audio	35.937	0	0	0	0	0	35.937
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	41.839.713	0	0	100.000	0	0	41.939.713
404	09	01	00	Mobiliario y equipos de oficina	14.731.811	0	0	100.000	0	0	14.831.811
404	09	02	00	Equipos de computación	14.621.386	0	0	0	0	0	14.621.386
404	09	03	00	Mobiliario y equipos de alojamiento	11.864.148	0	0	0	0	0	11.864.148
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	622.368	0	0	0	0	0	622.368
404	11	00	00	Inmuebles, maquinaria y equipos usados	20.000	0	0	0	0	0	20.000
404	11	05	00	Adquisición de maquinaria y equipos usados	20.000	0	0	0	0	0	20.000
404	11	05	03	Equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	12	00	00	Activos intangibles	3.305	0	0	0	0	0	3.305
404	12	04	00	Paquetes y programas de computación	3.305	0	0	0	0	0	3.305
404	99	00	00	Otros activos reales	566.000	0	0	0	0	0	566.000
404	99	01	00	Otros activos reales	566.000	0	0	0	0	0	566.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.094.230.704**	**7.738.329**	**0**	**1.758.185.342**	**0**	**0**	**11.860.154.375**
407	01	00	00	Transferencias y donaciones corrientes internas	9.907.382.836	7.738.329	0	1.732.058.201	0	0	11.647.179.366
407	01	01	00	Transferencias corrientes internas al sector privado	590.953.997	0	0	313.004.749	0	0	903.958.746
407	01	01	01	Pensiones del personal empleado, obrero y militar	94.729.130	0	0	31.576.377	0	0	126.305.507
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	389.163.049	0	0	129.721.016	0	0	518.884.065
407	01	01	04	Becas universitarias en el país	4.320.678	0	0	0	0	0	4.320.678
407	01	01	05	Becas de perfeccionamiento profesional en el país	28.672.460	0	0	0	0	0	28.672.460
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	0	0	0	32.933.458	0	0	32.933.458

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	100.000	0	0	0	0	0	100.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.448.562	0	0	0	0	0	7.448.562
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	0	0	0	118.773.898	0	0	118.773.898
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	368.389	0	0	0	0	0	368.389
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	11.437.717	0	0	0	0	0	11.437.717
407	01	01	56	Otras asignaciones	3.225.600	0	0	0	0	0	3.225.600
407	01	01	70	Subsidios educacionales al sector privado	200.000	0	0	0	0	0	200.000
407	01	01	73	Subsidios a instituciones benéficas privadas	23.621.559	0	0	0	0	0	23.621.559
407	01	01	75	Subsidios a organismos laborales y gremiales	20.000	0	0	0	0	0	20.000
407	01	01	78	Subsidios científicos al sector privado	200.000	0	0	0	0	0	200.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	27.446.853	0	0	0	0	0	27.446.853
407	01	02	00	Donaciones corrientes internas al sector privado	1.634.025	0	0	0	0	0	1.634.025
407	01	02	01	Donaciones corrientes a personas	1.634.025	0	0	0	0	0	1.634.025
407	01	03	00	Transferencias corrientes internas al sector público	9.314.794.814	7.738.329	0	1.419.053.452	0	0	10.741.586.595
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.596.058.138	7.738.329	0	387.518.047	0	0	3.991.314.514
407	01	03	10	Transferencias corrientes al Poder Estadal	5.707.742.574	0	0	1.031.535.405	0	0	6.739.277.979
407	01	03	11	Transferencias corrientes al Poder Municipal	10.994.102	0	0	0	0	0	10.994.102
407	03	00	00	Transferencias y donaciones de capital internas	186.847.868	0	0	26.127.141	0	0	212.975.009
407	03	03	00	Transferencias de capital internas al sector público	186.847.868	0	0	26.127.141	0	0	212.975.009
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	186.847.868	0	0	26.127.141	0	0	212.975.009
411	**00**	**00**	**00**	**Disminución de pasivos**	**25.100.000**	0	0	0	0	0	**25.100.000**
411	11	00	00	Obligaciones de ejercicios anteriores	25.100.000	0	0	0	0	0	25.100.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	25.100.000	0	0	0	0	0	25.100.000
				Totales	**20.572.900.000**	**7.738.329**	0	**4.000.000.000**	0	0	**24.580.638.329**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 110600 540074000 APOYO A LAS POBLACIONES WARAO DEL DELTA DEL ORINOCO

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES DE LAS COMUNIDADES WARAO Y NO WARAO EN EL MUNICIPIO "ANTONIO DÍAZ" DEL ESTADO DELTA AMACURO, TANTO A NIVEL LOCAL COMO TERRITORIAL, A FIN DE QUE PUEDAN PLANIFICAR Y GESTIONAR SU PROPIO DESARROLLO Y MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 2.470 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**7.738.329**	**0**	**0**	**0**	**0**	**7.738.329**
407	01	00	00	Transferencias y donaciones corrientes internas	0	7.738.329	0	0	0	0	7.738.329
407	01	03	00	Transferencias corrientes internas al sector público	0	7.738.329	0	0	0	0	7.738.329
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	7.738.329	0	0	0	0	7.738.329
				Totales	**0**	**7.738.329**	**0**	**0**	**0**	**0**	**7.738.329**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 110600 540074000 APOYO A LAS POBLACIONES WARAO DEL DELTA DEL ORINOCO

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES DE LAS COMUNIDADES WARAO Y NO WARAO EN EL MUNICIPIO "ANTONIO DÍAZ" DEL ESTADO DELTA AMACURO, TANTO A NIVEL LOCAL COMO TERRITORIAL, A FIN DE QUE PUEDAN PLANIFICAR Y GESTIONAR SU PROPIO DESARROLLO Y MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 2.470 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**7.738.329**	**0**	**0**	**0**	**0**	**7.738.329**
407	01	00	00	Transferencias y donaciones corrientes internas	0	7.738.329	0	0	0	0	7.738.329
407	01	03	00	Transferencias corrientes internas al sector público	0	7.738.329	0	0	0	0	7.738.329
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	7.738.329	0	0	0	0	7.738.329
				- A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)	0	7.738.329	0	0	0	0	7.738.329
				Totales	**0**	**7.738.329**	**0**	**0**	**0**	**0**	**7.738.329**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 110600 540074000 APOYO A LAS POBLACIONES WARAO DEL DELTA DEL ORINOCO

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES DE LAS COMUNIDADES WARAO Y NO WARAO EN EL MUNICIPIO "ANTONIO DÍAZ" DEL ESTADO DELTA AMACURO, TANTO A NIVEL LOCAL COMO TERRITORIAL, A FIN DE QUE PUEDAN PLANIFICAR Y GESTIONAR SU PROPIO DESARROLLO Y MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 2.470 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540074004 IMPLEMENTACIÓN DE PROGRAMAS DE CAPACITACIÓN (EN CASTELLANO Y WARAO) DIRIGIDOS AL DESARROLLO DE CAPACIDADES DE AUTOGESTIÓN COMUNITARIA Y TERRITORIAL.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INDÍGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**6.336.379**	**0**	**0**	**0**	**0**	**6.336.379**
407	01	00	00	Transferencias y donaciones corrientes internas	0	6.336.379	0	0	0	0	6.336.379
407	01	03	00	Transferencias corrientes internas al sector público	0	6.336.379	0	0	0	0	6.336.379
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	6.336.379	0	0	0	0	6.336.379
				Totales	**0**	**6.336.379**	**0**	**0**	**0**	**0**	**6.336.379**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 110600 540074000 APOYO A LAS POBLACIONES WARAO DEL DELTA DEL ORINOCO

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES DE LAS COMUNIDADES WARAO Y NO WARAO EN EL MUNICIPIO "ANTONIO DÍAZ" DEL ESTADO DELTA AMACURO, TANTO A NIVEL LOCAL COMO TERRITORIAL, A FIN DE QUE PUEDAN PLANIFICAR Y GESTIONAR SU PROPIO DESARROLLO Y MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 2.470 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540074005 IMPLEMENTACIÓN DE SUB-PROYECTOS DE SALUD INTEGRADA Y MEDIOS DE VIDA, POR PARTE DE LOS CONSEJOS COMUNALES, ORGANIZACIONES COMUNITARIAS U OTRAS FORMAS DE ORGANIZACIÓN EN LAS COMUNIDADES WARAO.

UNIDAD DE MEDIDA: PROYECTO EJECUTADO **META:** 14

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD INDÍGENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**240.070**	**0**	**0**	**0**	**0**	**240.070**
407	01	00	00	Transferencias y donaciones corrientes internas	0	240.070	0	0	0	0	240.070
407	01	03	00	Transferencias corrientes internas al sector público	0	240.070	0	0	0	0	240.070
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	240.070	0	0	0	0	240.070
				Totales	**0**	**240.070**	**0**	**0**	**0**	**0**	**240.070**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 110600 540074000 APOYO A LAS POBLACIONES WARAO DEL DELTA DEL ORINOCO

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES DE LAS COMUNIDADES WARAO Y NO WARAO EN EL MUNICIPIO "ANTONIO DÍAZ" DEL ESTADO DELTA AMACURO, TANTO A NIVEL LOCAL COMO TERRITORIAL, A FIN DE QUE PUEDAN PLANIFICAR Y GESTIONAR SU PROPIO DESARROLLO Y MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 2.470 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540074006 IMPLEMENTACIÓN DE SUB-PROYECTOS DE INFRAESTRUCTURA SOCIAL Y COMUNICACIONES, POR PARTE DE LOS CONSEJOS COMUNALES, ORGANIZACIONES COMUNITARIAS U OTRAS FORMAS DE ORGANIZACIÓN EN LAS COMUNIDADES WARAO.

UNIDAD DE MEDIDA: PROYECTO EJECUTADO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD INDÍGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	0	**140.300**	0	0	0	0	**140.300**
407	01	00	00	Transferencias y donaciones corrientes internas	0	140.300	0	0	0	0	140.300
407	01	03	00	Transferencias corrientes internas al sector público	0	140.300	0	0	0	0	140.300
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	140.300	0	0	0	0	140.300
				Totales	0	**140.300**	0	0	0	0	**140.300**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 110600 540074000 APOYO A LAS POBLACIONES WARAO DEL DELTA DEL ORINOCO

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES DE LAS COMUNIDADES WARAO Y NO WARAO EN EL MUNICIPIO "ANTONIO DÍAZ" DEL ESTADO DELTA AMACURO, TANTO A NIVEL LOCAL COMO TERRITORIAL, A FIN DE QUE PUEDAN PLANIFICAR Y GESTIONAR SU PROPIO DESARROLLO Y MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 2.470 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540074007 IMPLEMENTACIÓN DE SUB-PROYECTOS DE MANEJO COMUNITARIO DE RECURSOS NATURALES Y DESARROLLO TERRITORIAL, POR PARTE DE LOS CONSEJOS COMUNALES, ORGANIZACIONES COMUNITARIAS U OTRAS FORMAS DE ORGANIZACIÓN EN LAS COMUNIDADES WARAO.

UNIDAD DE MEDIDA: PROYECTO EJECUTADO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD INDÍGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**265.430**	**0**	**0**	**0**	**0**	**265.430**
407	01	00	00	Transferencias y donaciones corrientes internas	0	265.430	0	0	0	0	265.430
407	01	03	00	Transferencias corrientes internas al sector público	0	265.430	0	0	0	0	265.430
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	265.430	0	0	0	0	265.430
				Totales	**0**	**265.430**	**0**	**0**	**0**	**0**	**265.430**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 110600 540074000 APOYO A LAS POBLACIONES WARAO DEL DELTA DEL ORINOCO

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES DE LAS COMUNIDADES WARAO Y NO WARAO EN EL MUNICIPIO "ANTONIO DÍAZ" DEL ESTADO DELTA AMACURO, TANTO A NIVEL LOCAL COMO TERRITORIAL, A FIN DE QUE PUEDAN PLANIFICAR Y GESTIONAR SU PROPIO DESARROLLO Y MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 2.470 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540074008 PROMOCIÓN Y DESARROLLO DE LA IDENTIDAD ANCESTRAL Y CULTURAL WARAO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: MPPS / DIRECCIÓN DE SALUD INDÍGENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**756.150**	**0**	**0**	**0**	**0**	**756.150**
407	01	00	00	Transferencias y donaciones corrientes internas	0	756.150	0	0	0	0	756.150
407	01	03	00	Transferencias corrientes internas al sector público	0	756.150	0	0	0	0	756.150
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	756.150	0	0	0	0	756.150
				Totales	**0**	**756.150**	**0**	**0**	**0**	**0**	**756.150**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA

META: 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**231.720.229**	**0**	**0**	**25.759.390**	**0**	**0**	**257.479.619**
401	01	00	00	Sueldos, salarios y otras retribuciones	115.830.437	0	0	0	0	0	115.830.437
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	56.633.868	0	0	0	0	0	56.633.868
401	01	03	00	Suplencias a empleados	3.784.000	0	0	0	0	0	3.784.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	35.339.208	0	0	0	0	0	35.339.208
401	01	12	00	Salarios a obreros en puestos no permanentes	9.038.300	0	0	0	0	0	9.038.300
401	01	13	00	Suplencias a obreros	3.122.332	0	0	0	0	0	3.122.332
401	01	18	00	Remuneraciones al personal contratado	7.082.812	0	0	0	0	0	7.082.812
401	01	99	00	Otras retribuciones	829.917	0	0	0	0	0	829.917
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	22.795.780	0	0	0	0	0	22.795.780
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	13.046.720	0	0	0	0	0	13.046.720
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	9.749.060	0	0	0	0	0	9.749.060
401	03	00	00	Primas	15.304.788	0	0	0	0	0	15.304.788
401	03	01	00	Primas por mérito a empleados	54.528	0	0	0	0	0	54.528
401	03	02	00	Primas de transporte a empleados	670.824	0	0	0	0	0	670.824
401	03	04	00	Primas por hijos a empleados	319.440	0	0	0	0	0	319.440
401	03	08	00	Primas de profesionalización a empleados	3.697.476	0	0	0	0	0	3.697.476
401	03	09	00	Primas por antigüedad a empleados	574.992	0	0	0	0	0	574.992
401	03	17	00	Primas de transporte a obreros	688.464	0	0	0	0	0	688.464
401	03	19	00	Primas por hijos de obreros	327.840	0	0	0	0	0	327.840
401	03	21	00	Primas por antigüedad a obreros	590.112	0	0	0	0	0	590.112
401	03	22	00	Primas de profesionalización a obreros	919.752	0	0	0	0	0	919.752
401	03	97	00	Otras primas a empleados	6.490.960	0	0	0	0	0	6.490.960
401	03	98	00	Otras primas a obreros	970.400	0	0	0	0	0	970.400
401	04	00	00	Complementos de sueldos y salarios	41.539.468	0	0	0	0	0	41.539.468
401	04	02	00	Complemento a empleados por trabajo nocturno	14.739.956	0	0	0	0	0	14.739.956
401	04	10	00	Complemento a empleados por dias feriados	14.287.216	0	0	0	0	0	14.287.216
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	5.809.064	0	0	0	0	0	5.809.064

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	16	00	Complemento a obreros por gastos de alimentación	16.392	0	0	0	0	0	16.392
401	04	20	00	Complemento a obreros por días feriados	5.762.072	0	0	0	0	0	5.762.072
401	04	28	00	Complemento al personal contratado por días feriados	924.768	0	0	0	0	0	924.768
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	16.928.708	0	0	25.759.390	0	0	42.688.098
401	05	01	00	Aguinaldos a empleados	0	0	0	13.926.660	0	0	13.926.660
401	05	03	00	Bono vacacional a empleados	10.386.872	0	0	0	0	0	10.386.872
401	05	04	00	Aguinaldos a obreros	0	0	0	10.357.360	0	0	10.357.360
401	05	06	00	Bono vacacional a obreros	5.509.916	0	0	0	0	0	5.509.916
401	05	07	00	Aguinaldos al personal contratado	0	0	0	1.475.370	0	0	1.475.370
401	05	08	00	Bono vacacional al personal contratado	1.031.920	0	0	0	0	0	1.031.920
401	06	00	00	Aportes patronales y legales	9.150.592	0	0	0	0	0	9.150.592
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.016.550	0	0	0	0	0	2.016.550
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	550.407	0	0	0	0	0	550.407
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	611.329	0	0	0	0	0	611.329
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	733.914	0	0	0	0	0	733.914
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.034.156	0	0	0	0	0	2.034.156
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	456.122	0	0	0	0	0	456.122
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	712.119	0	0	0	0	0	712.119
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.662.331	0	0	0	0	0	1.662.331
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	373.664	0	0	0	0	0	373.664
401	07	00	00	Asistencia socio-económica	10.170.456	0	0	0	0	0	10.170.456
401	07	02	00	Becas a empleados	107.500	0	0	0	0	0	107.500
401	07	03	00	Ayudas por matrimonio a empleados	12.000	0	0	0	0	0	12.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	6.000	0	0	0	0	0	6.000
401	07	05	00	Ayudas por defunción a empleados	32.000	0	0	0	0	0	32.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.932.000	0	0	0	0	0	2.932.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	440.256	0	0	0	0	0	440.256
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	147.000	0	0	0	0	0	147.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	10	00	Dotación de uniformes a empleados	532.400	0	0	0	0	0	532.400
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	95.200	0	0	0	0	0	95.200
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	99.000	0	0	0	0	0	99.000
401	07	18	00	Becas a obreros	126.500	0	0	0	0	0	126.500
401	07	19	00	Ayudas por matrimonio de obreros	2.400	0	0	0	0	0	2.400
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.400	0	0	0	0	0	2.400
401	07	21	00	Ayudas por defunción a obreros	32.000	0	0	0	0	0	32.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	3.330.000	0	0	0	0	0	3.330.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	252.520	0	0	0	0	0	252.520
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	93.400	0	0	0	0	0	93.400
401	07	26	00	Dotación de uniformes a obreros	1.151.200	0	0	0	0	0	1.151.200
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	72.000	0	0	0	0	0	72.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	121.400	0	0	0	0	0	121.400
401	07	96	00	Otras subvenciones a empleados	312.880	0	0	0	0	0	312.880
401	07	97	00	Otras subvenciones a obreros	270.400	0	0	0	0	0	270.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**30.235.624**	**0**	**0**	**0**	**0**	**0**	**30.235.624**
402	01	00	00	Productos alimenticios y agropecuarios	6.377.000	0	0	0	0	0	6.377.000
402	01	01	00	Alimentos y bebidas para personas	6.377.000	0	0	0	0	0	6.377.000
402	03	00	00	Textiles y vestuarios	176.000	0	0	0	0	0	176.000
402	03	01	00	Textiles	176.000	0	0	0	0	0	176.000
402	04	00	00	Productos de cuero y caucho	257.000	0	0	0	0	0	257.000
402	04	03	00	Cauchos y tripas para vehículos	257.000	0	0	0	0	0	257.000
402	05	00	00	Productos de papel, cartón e impresos	562.800	0	0	0	0	0	562.800
402	05	01	00	Pulpa de madera, papel y cartón	26.000	0	0	0	0	0	26.000
402	05	02	00	Envases y cajas de papel y cartón	8.800	0	0	0	0	0	8.800
402	05	03	00	Productos de papel y cartón para oficina	188.000	0	0	0	0	0	188.000
402	05	06	00	Productos de papel y cartón para computación	160.000	0	0	0	0	0	160.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	180.000	0	0	0	0	0	180.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA

META: 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	10.359.104	0	0	0	0	0	10.359.104
402	06	02	00	Abonos, plaguicidas y otros	455.708	0	0	0	0	0	455.708
402	06	03	00	Tintas, pinturas y colorantes	216.000	0	0	0	0	0	216.000
402	06	04	00	Productos farmacéuticos y medicamentos	7.921.088	0	0	0	0	0	7.921.088
402	06	05	00	Productos de tocador	8.560	0	0	0	0	0	8.560
402	06	06	00	Combustibles y lubricantes	93.000	0	0	0	0	0	93.000
402	06	08	00	Productos plásticos	64.892	0	0	0	0	0	64.892
402	06	99	00	Otros productos de la industria química y conexos	1.599.856	0	0	0	0	0	1.599.856
402	07	00	00	Productos minerales no metálicos	36.000	0	0	0	0	0	36.000
402	07	02	00	Vidrios y productos de vidrio	36.000	0	0	0	0	0	36.000
402	08	00	00	Productos metálicos	464.000	0	0	0	0	0	464.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	100.000	0	0	0	0	0	100.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	270.000	0	0	0	0	0	270.000
402	08	10	00	Repuestos y accesorios para otros equipos	94.000	0	0	0	0	0	94.000
402	10	00	00	Productos varios y útiles diversos	11.984.920	0	0	0	0	0	11.984.920
402	10	02	00	Materiales y útiles de limpieza y aseo	736.000	0	0	0	0	0	736.000
402	10	03	00	Utensilios de cocina y comedor	10.000	0	0	0	0	0	10.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	10.190.000	0	0	0	0	0	10.190.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	171.200	0	0	0	0	0	171.200
402	10	06	00	Condecoraciones, ofrendas y similares	3.000	0	0	0	0	0	3.000
402	10	07	00	Productos de seguridad en el trabajo	224.720	0	0	0	0	0	224.720
402	10	08	00	Materiales para equipos de computación	76.000	0	0	0	0	0	76.000
402	10	11	00	Materiales eléctricos	156.000	0	0	0	0	0	156.000
402	10	12	00	Materiales para instalaciones sanitarias	54.000	0	0	0	0	0	54.000
402	10	13	00	Materiales fotográficos	360.000	0	0	0	0	0	360.000
402	10	99	00	Otros productos y útiles diversos	4.000	0	0	0	0	0	4.000
402	99	00	00	Otros materiales y suministros	18.800	0	0	0	0	0	18.800
402	99	01	00	Otros materiales y suministros	18.800	0	0	0	0	0	18.800
403	**00**	**00**	**00**	**Servicios no personales**	**4.552.300**	**0**	**0**	**0**	**0**	**0**	**4.552.300**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	00	00	Servicios básicos	4.800	0	0	0	0	0	4.800
403	04	02	00	Gas	4.800	0	0	0	0	0	4.800
403	06	00	00	Servicios de transporte y almacenaje	432	0	0	0	0	0	432
403	06	01	00	Fletes y embalajes	432	0	0	0	0	0	432
403	07	00	00	Servicios de información, impresión y relaciones públicas	613.944	0	0	0	0	0	613.944
403	07	02	00	Imprenta y reproducción	490.544	0	0	0	0	0	490.544
403	07	03	00	Relaciones sociales	104.000	0	0	0	0	0	104.000
403	07	04	00	Avisos	19.400	0	0	0	0	0	19.400
403	09	00	00	Viáticos y pasajes	248.200	0	0	0	0	0	248.200
403	09	01	00	Viáticos y pasajes dentro del país	248.200	0	0	0	0	0	248.200
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	846.000	0	0	0	0	0	846.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	370.000	0	0	0	0	0	370.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	380.000	0	0	0	0	0	380.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	96.000	0	0	0	0	0	96.000
403	12	00	00	Conservación y reparaciones menores de obras	464.000	0	0	0	0	0	464.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	464.000	0	0	0	0	0	464.000
403	18	00	00	Impuestos indirectos	2.364.824	0	0	0	0	0	2.364.824
403	18	01	00	Impuesto al valor agregado	2.364.824	0	0	0	0	0	2.364.824
403	99	00	00	Otros servicios no personales	10.100	0	0	0	0	0	10.100
403	99	01	00	Otros servicios no personales	10.100	0	0	0	0	0	10.100
404	**00**	**00**	**00**	**Activos reales**	**2.371.800**	0	0	0	0	0	**2.371.800**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	17.800	0	0	0	0	0	17.800
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	17.800	0	0	0	0	0	17.800
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.680.000	0	0	0	0	0	1.680.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.680.000	0	0	0	0	0	1.680.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	674.000	0	0	0	0	0	674.000
404	09	01	00	Mobiliario y equipos de oficina	338.000	0	0	0	0	0	338.000
404	09	02	00	Equipos de computación	82.000	0	0	0	0	0	82.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA

META: 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	254.000	0	0	0	0	0	254.000
				Totales	**268.879.953**	**0**	**0**	**25.759.390**	**0**	**0**	**294.639.343**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA

META: 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540134001 ATENCIÓN MEDICA INTEGRAL EN EL PRIMER NIVEL DE ATENCIÓN EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 407.412

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**66.980.374**	0	0	**6.168.590**	0	0	**73.148.964**
401	01	00	00	Sueldos, salarios y otras retribuciones	31.938.122	0	0	0	0	0	31.938.122
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	20.580.156	0	0	0	0	0	20.580.156
401	01	03	00	Suplencias a empleados	2.000.000	0	0	0	0	0	2.000.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.445.504	0	0	0	0	0	2.445.504
401	01	12	00	Salarios a obreros en puestos no permanentes	3.361.276	0	0	0	0	0	3.361.276
401	01	13	00	Suplencias a obreros	649.132	0	0	0	0	0	649.132
401	01	18	00	Remuneraciones al personal contratado	2.558.268	0	0	0	0	0	2.558.268
401	01	99	00	Otras retribuciones	343.786	0	0	0	0	0	343.786
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	7.785.944	0	0	0	0	0	7.785.944
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	6.861.376	0	0	0	0	0	6.861.376
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	924.568	0	0	0	0	0	924.568
401	03	00	00	Primas	4.761.620	0	0	0	0	0	4.761.620
401	03	02	00	Primas de transporte a empleados	290.304	0	0	0	0	0	290.304
401	03	04	00	Primas por hijos a empleados	138.240	0	0	0	0	0	138.240
401	03	08	00	Primas de profesionalización a empleados	2.205.060	0	0	0	0	0	2.205.060
401	03	09	00	Primas por antigüedad a empleados	248.832	0	0	0	0	0	248.832
401	03	17	00	Primas de transporte a obreros	47.376	0	0	0	0	0	47.376
401	03	19	00	Primas por hijos de obreros	22.560	0	0	0	0	0	22.560
401	03	21	00	Primas por antigüedad a obreros	40.608	0	0	0	0	0	40.608
401	03	22	00	Primas de profesionalización a obreros	68.640	0	0	0	0	0	68.640
401	03	97	00	Otras primas a empleados	1.500.000	0	0	0	0	0	1.500.000
401	03	98	00	Otras primas a obreros	200.000	0	0	0	0	0	200.000
401	04	00	00	Complementos de sueldos y salarios	11.751.320	0	0	0	0	0	11.751.320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540134001 ATENCIÓN MEDICA INTEGRAL EN EL PRIMER NIVEL DE ATENCIÓN EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 407.412

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	02	00	Complemento a empleados por trabajo nocturno	5.732.160	0	0	0	0	0	5.732.160
401	04	10	00	Complemento a empleados por días feriados	4.598.440	0	0	0	0	0	4.598.440
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	929.472	0	0	0	0	0	929.472
401	04	16	00	Complemento a obreros por gastos de alimentación	1.128	0	0	0	0	0	1.128
401	04	20	00	Complemento a obreros por días feriados	366.776	0	0	0	0	0	366.776
401	04	28	00	Complemento al personal contratado por días feriados	123.344	0	0	0	0	0	123.344
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.736.460	0	0	6.168.590	0	0	11.905.050
401	05	01	00	Aguinaldos a empleados	0	0	0	5.015.690	0	0	5.015.690
401	05	03	00	Bono vacacional a empleados	4.430.476	0	0	0	0	0	4.430.476
401	05	04	00	Aguinaldos a obreros	0	0	0	857.700	0	0	857.700
401	05	06	00	Bono vacacional a obreros	880.404	0	0	0	0	0	880.404
401	05	07	00	Aguinaldos al personal contratado	0	0	0	295.200	0	0	295.200
401	05	08	00	Bono vacacional al personal contratado	425.580	0	0	0	0	0	425.580
401	06	00	00	Aportes patronales y legales	2.267.248	0	0	0	0	0	2.267.248
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	438.752	0	0	0	0	0	438.752
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	323.016	0	0	0	0	0	323.016
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	183.040	0	0	0	0	0	183.040
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	215.344	0	0	0	0	0	215.344
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	114.168	0	0	0	0	0	114.168
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	24.220	0	0	0	0	0	24.220
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	28.496	0	0	0	0	0	28.496
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	769.264	0	0	0	0	0	769.264
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	170.948	0	0	0	0	0	170.948

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540134001 ATENCIÓN MEDICA INTEGRAL EN EL PRIMER NIVEL DE ATENCIÓN EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 407.412

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	2.739.660	0	0	0	0	0	2.739.660
401	07	02	00	Becas a empleados	48.000	0	0	0	0	0	48.000
401	07	03	00	Ayudas por matrimonio a empleados	3.000	0	0	0	0	0	3.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.500	0	0	0	0	0	1.500
401	07	05	00	Ayudas por defunción a empleados	8.000	0	0	0	0	0	8.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.000.000	0	0	0	0	0	1.000.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	85.000	0	0	0	0	0	85.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	64.400	0	0	0	0	0	64.400
401	07	10	00	Dotación de uniformes a empleados	230.400	0	0	0	0	0	230.400
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	20.000	0	0	0	0	0	20.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	40.000	0	0	0	0	0	40.000
401	07	18	00	Becas a obreros	11.400	0	0	0	0	0	11.400
401	07	19	00	Ayudas por matrimonio de obreros	600	0	0	0	0	0	600
401	07	20	00	Ayudas por nacimiento de hijos de obreros	600	0	0	0	0	0	600
401	07	21	00	Ayudas por defunción a obreros	8.000	0	0	0	0	0	8.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	940.000	0	0	0	0	0	940.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	50.000	0	0	0	0	0	50.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	10.640	0	0	0	0	0	10.640
401	07	26	00	Dotación de uniformes a obreros	37.600	0	0	0	0	0	37.600
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	8.000	0	0	0	0	0	8.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	15.000	0	0	0	0	0	15.000
401	07	96	00	Otras subvenciones a empleados	100.000	0	0	0	0	0	100.000
401	07	97	00	Otras subvenciones a obreros	57.520	0	0	0	0	0	57.520

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540134001 ATENCIÓN MEDICA INTEGRAL EN EL PRIMER NIVEL DE ATENCIÓN EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 407.412

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.293.804**	0	0	0	0	0	**3.293.804**
402	03	00	00	Textiles y vestuarios	40.000	0	0	0	0	0	40.000
402	03	01	00	Textiles	40.000	0	0	0	0	0	40.000
402	04	00	00	Productos de cuero y caucho	106.000	0	0	0	0	0	106.000
402	04	03	00	Cauchos y tripas para vehículos	106.000	0	0	0	0	0	106.000
402	05	00	00	Productos de papel, cartón e impresos	70.000	0	0	0	0	0	70.000
402	05	01	00	Pulpa de madera, papel y cartón	4.000	0	0	0	0	0	4.000
402	05	03	00	Productos de papel y cartón para oficina	6.000	0	0	0	0	0	6.000
402	05	06	00	Productos de papel y cartón para computación	30.000	0	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	1.179.604	0	0	0	0	0	1.179.604
402	06	03	00	Tintas, pinturas y colorantes	80.000	0	0	0	0	0	80.000
402	06	04	00	Productos farmacéuticos y medicamentos	1.081.004	0	0	0	0	0	1.081.004
402	06	05	00	Productos de tocador	4.000	0	0	0	0	0	4.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	06	08	00	Productos plásticos	6.600	0	0	0	0	0	6.600
402	07	00	00	Productos minerales no metálicos	4.000	0	0	0	0	0	4.000
402	07	02	00	Vidrios y productos de vidrio	4.000	0	0	0	0	0	4.000
402	08	00	00	Productos metálicos	98.000	0	0	0	0	0	98.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	8.000	0	0	0	0	0	8.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	80.000	0	0	0	0	0	80.000
402	08	10	00	Repuestos y accesorios para otros equipos	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	1.796.200	0	0	0	0	0	1.796.200
402	10	02	00	Materiales y útiles de limpieza y aseo	120.000	0	0	0	0	0	120.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540134001 ATENCIÓN MEDICA INTEGRAL EN EL PRIMER NIVEL DE ATENCIÓN EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 407.412

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.640.000	0	0	0	0	0	1.640.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	11.200	0	0	0	0	0	11.200
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	0	10.000
402	10	11	00	Materiales eléctricos	10.000	0	0	0	0	0	10.000
402	10	12	00	Materiales para instalaciones sanitarias	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.103.248**	**0**	**0**	**0**	**0**	**0**	**1.103.248**
403	07	00	00	Servicios de información, impresión y relaciones públicas	101.000	0	0	0	0	0	101.000
403	07	02	00	Imprenta y reproducción	80.000	0	0	0	0	0	80.000
403	07	03	00	Relaciones sociales	20.000	0	0	0	0	0	20.000
403	07	04	00	Avisos	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	24.000	0	0	0	0	0	24.000
403	09	01	00	Viáticos y pasajes dentro del país	24.000	0	0	0	0	0	24.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	196.000	0	0	0	0	0	196.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	136.000	0	0	0	0	0	136.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	60.000	0	0	0	0	0	60.000
403	12	00	00	Conservación y reparaciones menores de obras	269.000	0	0	0	0	0	269.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	269.000	0	0	0	0	0	269.000
403	18	00	00	Impuestos indirectos	513.248	0	0	0	0	0	513.248
403	18	01	00	Impuesto al valor agregado	513.248	0	0	0	0	0	513.248
404	**00**	**00**	**00**	**Activos reales**	**1.040.000**	**0**	**0**	**0**	**0**	**0**	**1.040.000**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	800.000	0	0	0	0	0	800.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	800.000	0	0	0	0	0	800.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	240.000	0	0	0	0	0	240.000
404	09	01	00	Mobiliario y equipos de oficina	160.000	0	0	0	0	0	160.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA

META: 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 540134001 ATENCIÓN MEDICA INTEGRAL EN EL PRIMER NIVEL DE ATENCIÓN EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA

META: 407.412

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	80.000	0	0	0	0	0	80.000
				Totales	**72.417.426**	**0**	**0**	**6.168.590**	**0**	**0**	**78.586.016**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540134002 ATENCIÓN MEDICA INTEGRAL EN EL SEGUNDO NIVEL DE ATENCIÓN EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 156.288

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**14.808.619**	**0**	**0**	**1.495.610**	**0**	**0**	**16.304.229**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.436.659	0	0	0	0	0	6.436.659
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.264.768	0	0	0	0	0	3.264.768
401	01	03	00	Suplencias a empleados	200.000	0	0	0	0	0	200.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.007.136	0	0	0	0	0	1.007.136
401	01	12	00	Salarios a obreros en puestos no permanentes	688.128	0	0	0	0	0	688.128
401	01	13	00	Suplencias a obreros	367.200	0	0	0	0	0	367.200
401	01	18	00	Remuneraciones al personal contratado	847.824	0	0	0	0	0	847.824
401	01	99	00	Otras retribuciones	61.603	0	0	0	0	0	61.603
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.345.184	0	0	0	0	0	1.345.184
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	792.624	0	0	0	0	0	792.624
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	552.560	0	0	0	0	0	552.560
401	03	00	00	Primas	1.411.656	0	0	0	0	0	1.411.656
401	03	02	00	Primas de transporte a empleados	36.288	0	0	0	0	0	36.288
401	03	04	00	Primas por hijos a empleados	17.280	0	0	0	0	0	17.280
401	03	08	00	Primas de profesionalización a empleados	180.000	0	0	0	0	0	180.000
401	03	09	00	Primas por antigüedad a empleados	31.104	0	0	0	0	0	31.104
401	03	17	00	Primas de transporte a obreros	19.656	0	0	0	0	0	19.656
401	03	19	00	Primas por hijos de obreros	9.360	0	0	0	0	0	9.360
401	03	21	00	Primas por antigüedad a obreros	16.848	0	0	0	0	0	16.848
401	03	22	00	Primas de profesionalización a obreros	30.960	0	0	0	0	0	30.960
401	03	97	00	Otras primas a empleados	779.760	0	0	0	0	0	779.760
401	03	98	00	Otras primas a obreros	290.400	0	0	0	0	0	290.400
401	04	00	00	Complementos de sueldos y salarios	2.943.128	0	0	0	0	0	2.943.128

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540134002 ATENCIÓN MEDICA INTEGRAL EN EL SEGUNDO NIVEL DE ATENCIÓN EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 156.288

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	02	00	Complemento a empleados por trabajo nocturno	593.904	0	0	0	0	0	593.904
401	04	10	00	Complemento a empleados por días feriados	1.221.000	0	0	0	0	0	1.221.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	334.620	0	0	0	0	0	334.620
401	04	16	00	Complemento a obreros por gastos de alimentación	468	0	0	0	0	0	468
401	04	20	00	Complemento a obreros por días feriados	568.136	0	0	0	0	0	568.136
401	04	28	00	Complemento al personal contratado por días feriados	225.000	0	0	0	0	0	225.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	907.208	0	0	1.495.610	0	0	2.402.818
401	05	01	00	Aguinaldos a empleados	0	0	0	906.020	0	0	906.020
401	05	03	00	Bono vacacional a empleados	604.380	0	0	0	0	0	604.380
401	05	04	00	Aguinaldos a obreros	0	0	0	385.020	0	0	385.020
401	05	06	00	Bono vacacional a obreros	226.568	0	0	0	0	0	226.568
401	05	07	00	Aguinaldos al personal contratado	0	0	0	204.570	0	0	204.570
401	05	08	00	Bono vacacional al personal contratado	76.260	0	0	0	0	0	76.260
401	06	00	00	Aportes patronales y legales	605.356	0	0	0	0	0	605.356
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	133.340	0	0	0	0	0	133.340
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	45.448	0	0	0	0	0	45.448
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	25.752	0	0	0	0	0	25.752
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	30.300	0	0	0	0	0	30.300
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	51.552	0	0	0	0	0	51.552
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	9.740	0	0	0	0	0	9.740
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	11.456	0	0	0	0	0	11.456
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	243.628	0	0	0	0	0	243.628
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	54.140	0	0	0	0	0	54.140

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540134002 ATENCIÓN MEDICA INTEGRAL EN EL SEGUNDO NIVEL DE ATENCIÓN EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 156.288

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	1.159.428	0	0	0	0	0	1.159.428
401	07	02	00	Becas a empleados	8.700	0	0	0	0	0	8.700
401	07	03	00	Ayudas por matrimonio a empleados	3.000	0	0	0	0	0	3.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.500	0	0	0	0	0	1.500
401	07	05	00	Ayudas por defunción a empleados	8.000	0	0	0	0	0	8.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	432.000	0	0	0	0	0	432.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	26.208	0	0	0	0	0	26.208
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	8.120	0	0	0	0	0	8.120
401	07	10	00	Dotación de uniformes a empleados	28.800	0	0	0	0	0	28.800
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	33.600	0	0	0	0	0	33.600
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	5.800	0	0	0	0	0	5.800
401	07	18	00	Becas a obreros	4.800	0	0	0	0	0	4.800
401	07	19	00	Ayudas por matrimonio de obreros	600	0	0	0	0	0	600
401	07	20	00	Ayudas por nacimiento de hijos de obreros	600	0	0	0	0	0	600
401	07	21	00	Ayudas por defunción a obreros	8.000	0	0	0	0	0	8.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	390.000	0	0	0	0	0	390.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	12.300	0	0	0	0	0	12.300
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.480	0	0	0	0	0	4.480
401	07	26	00	Dotación de uniformes a obreros	15.600	0	0	0	0	0	15.600
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	48.000	0	0	0	0	0	48.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	7.800	0	0	0	0	0	7.800
401	07	96	00	Otras subvenciones a empleados	55.760	0	0	0	0	0	55.760
401	07	97	00	Otras subvenciones a obreros	55.760	0	0	0	0	0	55.760

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540134002 ATENCIÓN MEDICA INTEGRAL EN EL SEGUNDO NIVEL DE ATENCIÓN EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 156.288

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.886.040**	**0**	**0**	**0**	**0**	**0**	**2.886.040**
402	03	00	00	Textiles y vestuarios	6.000	0	0	0	0	0	6.000
402	03	01	00	Textiles	6.000	0	0	0	0	0	6.000
402	04	00	00	Productos de cuero y caucho	29.000	0	0	0	0	0	29.000
402	04	03	00	Cauchos y tripas para vehículos	29.000	0	0	0	0	0	29.000
402	05	00	00	Productos de papel, cartón e impresos	140.000	0	0	0	0	0	140.000
402	05	01	00	Pulpa de madera, papel y cartón	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	0	50.000
402	05	06	00	Productos de papel y cartón para computación	30.000	0	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	817.240	0	0	0	0	0	817.240
402	06	03	00	Tintas, pinturas y colorantes	8.000	0	0	0	0	0	8.000
402	06	04	00	Productos farmacéuticos y medicamentos	800.000	0	0	0	0	0	800.000
402	06	05	00	Productos de tocador	240	0	0	0	0	0	240
402	06	06	00	Combustibles y lubricantes	5.000	0	0	0	0	0	5.000
402	06	08	00	Productos plásticos	4.000	0	0	0	0	0	4.000
402	07	00	00	Productos minerales no metálicos	4.000	0	0	0	0	0	4.000
402	07	02	00	Vidrios y productos de vidrio	4.000	0	0	0	0	0	4.000
402	08	00	00	Productos metálicos	52.000	0	0	0	0	0	52.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	32.000	0	0	0	0	0	32.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	1.827.000	0	0	0	0	0	1.827.000
402	10	02	00	Materiales y útiles de limpieza y aseo	100.000	0	0	0	0	0	100.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.550.000	0	0	0	0	0	1.550.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540134002 ATENCIÓN MEDICA INTEGRAL EN EL SEGUNDO NIVEL DE ATENCIÓN EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 156.288

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	60.000	0	0	0	0	0	60.000
402	10	06	00	Condecoraciones, ofrendas y similares	3.000	0	0	0	0	0	3.000
402	10	07	00	Productos de seguridad en el trabajo	12.000	0	0	0	0	0	12.000
402	10	08	00	Materiales para equipos de computación	24.000	0	0	0	0	0	24.000
402	10	11	00	Materiales eléctricos	22.000	0	0	0	0	0	22.000
402	10	12	00	Materiales para instalaciones sanitarias	12.000	0	0	0	0	0	12.000
402	10	13	00	Materiales fotográficos	40.000	0	0	0	0	0	40.000
402	10	99	00	Otros productos y útiles diversos	4.000	0	0	0	0	0	4.000
402	99	00	00	Otros materiales y suministros	10.800	0	0	0	0	0	10.800
402	99	01	00	Otros materiales y suministros	10.800	0	0	0	0	0	10.800
403	**00**	**00**	**00**	**Servicios no personales**	**704.964**	**0**	**0**	**0**	**0**	**0**	**704.964**
403	07	00	00	Servicios de información, impresión y relaciones públicas	98.000	0	0	0	0	0	98.000
403	07	02	00	Imprenta y reproducción	28.000	0	0	0	0	0	28.000
403	07	03	00	Relaciones sociales	70.000	0	0	0	0	0	70.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	204.000	0	0	0	0	0	204.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	34.000	0	0	0	0	0	34.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	120.000	0	0	0	0	0	120.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
403	12	00	00	Conservación y reparaciones menores de obras	80.000	0	0	0	0	0	80.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	80.000	0	0	0	0	0	80.000
403	18	00	00	Impuestos indirectos	320.464	0	0	0	0	0	320.464
403	18	01	00	Impuesto al valor agregado	320.464	0	0	0	0	0	320.464
403	99	00	00	Otros servicios no personales	2.500	0	0	0	0	0	2.500
403	99	01	00	Otros servicios no personales	2.500	0	0	0	0	0	2.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA

META: 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 540134002 ATENCIÓN MEDICA INTEGRAL EN EL SEGUNDO NIVEL DE ATENCIÓN EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA

META: 156.288

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	80.000	0	0	0	0	0	80.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	80.000	0	0	0	0	0	80.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	120.000	0	0	0	0	0	120.000
404	09	01	00	Mobiliario y equipos de oficina	60.000	0	0	0	0	0	60.000
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
404	09	03	00	Mobiliario y equipos de alojamiento	40.000	0	0	0	0	0	40.000
				Totales	**18.599.623**	**0**	**0**	**1.495.610**	**0**	**0**	**20.095.233**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540134003 ATENCIÓN MEDICA INTEGRAL EN EL TERCER NIVEL DE ATENCIÓN EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 648.328

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**128.612.716**	**0**	**0**	**15.473.580**	**0**	**0**	**144.086.296**
401	01	00	00	Sueldos, salarios y otras retribuciones	68.266.472	0	0	0	0	0	68.266.472
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	30.460.704	0	0	0	0	0	30.460.704
401	01	03	00	Suplencias a empleados	1.500.000	0	0	0	0	0	1.500.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	25.215.624	0	0	0	0	0	25.215.624
401	01	12	00	Salarios a obreros en puestos no permanentes	4.988.896	0	0	0	0	0	4.988.896
401	01	13	00	Suplencias a obreros	2.000.000	0	0	0	0	0	2.000.000
401	01	18	00	Remuneraciones al personal contratado	3.676.720	0	0	0	0	0	3.676.720
401	01	99	00	Otras retribuciones	424.528	0	0	0	0	0	424.528
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	9.523.276	0	0	0	0	0	9.523.276
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.773.700	0	0	0	0	0	4.773.700
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.749.576	0	0	0	0	0	4.749.576
401	03	00	00	Primas	7.897.368	0	0	0	0	0	7.897.368
401	03	01	00	Primas por mérito a empleados	34.080	0	0	0	0	0	34.080
401	03	02	00	Primas de transporte a empleados	299.376	0	0	0	0	0	299.376
401	03	04	00	Primas por hijos a empleados	142.560	0	0	0	0	0	142.560
401	03	08	00	Primas de profesionalización a empleados	1.200.816	0	0	0	0	0	1.200.816
401	03	09	00	Primas por antigüedad a empleados	256.608	0	0	0	0	0	256.608
401	03	17	00	Primas de transporte a obreros	494.424	0	0	0	0	0	494.424
401	03	19	00	Primas por hijos de obreros	235.440	0	0	0	0	0	235.440
401	03	21	00	Primas por antigüedad a obreros	423.792	0	0	0	0	0	423.792
401	03	22	00	Primas de profesionalización a obreros	610.272	0	0	0	0	0	610.272
401	03	97	00	Otras primas a empleados	4.000.000	0	0	0	0	0	4.000.000
401	03	98	00	Otras primas a obreros	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540134003 ATENCIÓN MEDICA INTEGRAL EN EL TERCER NIVEL DE ATENCIÓN EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 648.328

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	00	00	Complementos de sueldos y salarios	25.621.108	0	0	0	0	0	25.621.108
401	04	02	00	Complemento a empleados por trabajo nocturno	8.413.892	0	0	0	0	0	8.413.892
401	04	10	00	Complemento a empleados por días feriados	8.467.776	0	0	0	0	0	8.467.776
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	3.958.972	0	0	0	0	0	3.958.972
401	04	16	00	Complemento a obreros por gastos de alimentación	11.772	0	0	0	0	0	11.772
401	04	20	00	Complemento a obreros por días feriados	4.192.272	0	0	0	0	0	4.192.272
401	04	28	00	Complemento al personal contratado por días feriados	576.424	0	0	0	0	0	576.424
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.036.716	0	0	15.473.580	0	0	24.510.296
401	05	01	00	Aguinaldos a empleados	0	0	0	7.302.050	0	0	7.302.050
401	05	03	00	Bono vacacional a empleados	5.096.472	0	0	0	0	0	5.096.472
401	05	04	00	Aguinaldos a obreros	0	0	0	7.195.930	0	0	7.195.930
401	05	06	00	Bono vacacional a obreros	3.410.164	0	0	0	0	0	3.410.164
401	05	07	00	Aguinaldos al personal contratado	0	0	0	975.600	0	0	975.600
401	05	08	00	Bono vacacional al personal contratado	530.080	0	0	0	0	0	530.080
401	06	00	00	Aportes patronales y legales	4.566.408	0	0	0	0	0	4.566.408
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.234.916	0	0	0	0	0	1.234.916
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	112.096	0	0	0	0	0	112.096
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	355.972	0	0	0	0	0	355.972
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	412.228	0	0	0	0	0	412.228
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.268.052	0	0	0	0	0	1.268.052
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	288.744	0	0	0	0	0	288.744
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	332.572	0	0	0	0	0	332.572
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	449.588	0	0	0	0	0	449.588
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal	112.240	0	0	0	0	0	112.240

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540134003 ATENCIÓN MEDICA INTEGRAL EN EL TERCER NIVEL DE ATENCIÓN EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 648.328

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				contratado							
401	07	00	00	Asistencia socio-económica	3.701.368	0	0	0	0	0	3.701.368
401	07	02	00	Becas a empleados	40.000	0	0	0	0	0	40.000
401	07	03	00	Ayudas por matrimonio a empleados	3.000	0	0	0	0	0	3.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.500	0	0	0	0	0	1.500
401	07	05	00	Ayudas por defunción a empleados	8.000	0	0	0	0	0	8.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.000.000	0	0	0	0	0	1.000.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	309.048	0	0	0	0	0	309.048
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	64.400	0	0	0	0	0	64.400
401	07	10	00	Dotación de uniformes a empleados	237.600	0	0	0	0	0	237.600
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	33.600	0	0	0	0	0	33.600
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	46.000	0	0	0	0	0	46.000
401	07	18	00	Becas a obreros	80.000	0	0	0	0	0	80.000
401	07	19	00	Ayudas por matrimonio de obreros	600	0	0	0	0	0	600
401	07	20	00	Ayudas por nacimiento de hijos de obreros	600	0	0	0	0	0	600
401	07	21	00	Ayudas por defunción a obreros	8.000	0	0	0	0	0	8.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.000.000	0	0	0	0	0	1.000.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	140.220	0	0	0	0	0	140.220
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	50.000	0	0	0	0	0	50.000
401	07	26	00	Dotación de uniformes a obreros	392.400	0	0	0	0	0	392.400
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	8.000	0	0	0	0	0	8.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	78.400	0	0	0	0	0	78.400
401	07	96	00	Otras subvenciones a empleados	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540134003 ATENCIÓN MEDICA INTEGRAL EN EL TERCER NIVEL DE ATENCIÓN EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 648.328

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	97	00	Otras subvenciones a obreros	100.000	0	0	0	0	0	100.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**23.035.876**	**0**	**0**	**0**	**0**	**0**	**23.035.876**
402	01	00	00	Productos alimenticios y agropecuarios	6.377.000	0	0	0	0	0	6.377.000
402	01	01	00	Alimentos y bebidas para personas	6.377.000	0	0	0	0	0	6.377.000
402	03	00	00	Textiles y vestuarios	120.000	0	0	0	0	0	120.000
402	03	01	00	Textiles	120.000	0	0	0	0	0	120.000
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehículos	100.000	0	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	290.800	0	0	0	0	0	290.800
402	05	01	00	Pulpa de madera, papel y cartón	12.000	0	0	0	0	0	12.000
402	05	02	00	Envases y cajas de papel y cartón	8.800	0	0	0	0	0	8.800
402	05	03	00	Productos de papel y cartón para oficina	110.000	0	0	0	0	0	110.000
402	05	06	00	Productos de papel y cartón para computación	80.000	0	0	0	0	0	80.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	80.000	0	0	0	0	0	80.000
402	06	00	00	Productos químicos y derivados	7.790.076	0	0	0	0	0	7.790.076
402	06	03	00	Tintas, pinturas y colorantes	100.000	0	0	0	0	0	100.000
402	06	04	00	Productos farmacéuticos y medicamentos	6.000.000	0	0	0	0	0	6.000.000
402	06	05	00	Productos de tocador	320	0	0	0	0	0	320
402	06	06	00	Combustibles y lubricantes	40.000	0	0	0	0	0	40.000
402	06	08	00	Productos plásticos	49.900	0	0	0	0	0	49.900
402	06	99	00	Otros productos de la industria química y conexos	1.599.856	0	0	0	0	0	1.599.856
402	07	00	00	Productos minerales no metálicos	28.000	0	0	0	0	0	28.000
402	07	02	00	Vidrios y productos de vidrio	28.000	0	0	0	0	0	28.000
402	08	00	00	Productos metálicos	240.000	0	0	0	0	0	240.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540134003 ATENCIÓN MEDICA INTEGRAL EN EL TERCER NIVEL DE ATENCIÓN EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 648.328

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	40.000	0	0	0	0	0	40.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	120.000	0	0	0	0	0	120.000
402	08	10	00	Repuestos y accesorios para otros equipos	80.000	0	0	0	0	0	80.000
402	10	00	00	Productos varios y útiles diversos	8.090.000	0	0	0	0	0	8.090.000
402	10	02	00	Materiales y útiles de limpieza y aseo	500.000	0	0	0	0	0	500.000
402	10	03	00	Utensilios de cocina y comedor	10.000	0	0	0	0	0	10.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	7.000.000	0	0	0	0	0	7.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	80.000	0	0	0	0	0	80.000
402	10	07	00	Productos de seguridad en el trabajo	40.000	0	0	0	0	0	40.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
402	10	11	00	Materiales eléctricos	100.000	0	0	0	0	0	100.000
402	10	12	00	Materiales para instalaciones sanitarias	20.000	0	0	0	0	0	20.000
402	10	13	00	Materiales fotográficos	320.000	0	0	0	0	0	320.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.192.176**	**0**	**0**	**0**	**0**	**0**	**2.192.176**
403	04	00	00	Servicios básicos	4.800	0	0	0	0	0	4.800
403	04	02	00	Gas	4.800	0	0	0	0	0	4.800
403	07	00	00	Servicios de información, impresión y relaciones públicas	364.944	0	0	0	0	0	364.944
403	07	02	00	Imprenta y reproducción	362.544	0	0	0	0	0	362.544
403	07	04	00	Avisos	2.400	0	0	0	0	0	2.400
403	09	00	00	Viáticos y pasajes	64.200	0	0	0	0	0	64.200
403	09	01	00	Viáticos y pasajes dentro del país	64.200	0	0	0	0	0	64.200
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	332.000	0	0	0	0	0	332.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	100.000	0	0	0	0	0	100.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540134003 ATENCIÓN MEDICA INTEGRAL EN EL TERCER NIVEL DE ATENCIÓN EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 648.328

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	32.000	0	0	0	0	0	32.000
403	12	00	00	Conservación y reparaciones menores de obras	50.000	0	0	0	0	0	50.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	1.376.232	0	0	0	0	0	1.376.232
403	18	01	00	Impuesto al valor agregado	1.376.232	0	0	0	0	0	1.376.232
404	**00**	**00**	**00**	**Activos reales**	**1.058.000**	**0**	**0**	**0**	**0**	**0**	**1.058.000**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	800.000	0	0	0	0	0	800.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	800.000	0	0	0	0	0	800.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	258.000	0	0	0	0	0	258.000
404	09	01	00	Mobiliario y equipos de oficina	88.000	0	0	0	0	0	88.000
404	09	02	00	Equipos de computación	50.000	0	0	0	0	0	50.000
404	09	03	00	Mobiliario y equipos de alojamiento	120.000	0	0	0	0	0	120.000
				Totales	**154.898.768**	**0**	**0**	**15.473.580**	**0**	**0**	**170.372.348**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540134004 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 52.696

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**21.318.520**	**0**	**0**	**2.621.610**	**0**	**0**	**23.940.130**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.189.184	0	0	0	0	0	9.189.184
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.328.240	0	0	0	0	0	2.328.240
401	01	03	00	Suplencias a empleados	84.000	0	0	0	0	0	84.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.670.944	0	0	0	0	0	6.670.944
401	01	13	00	Suplencias a obreros	106.000	0	0	0	0	0	106.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.141.376	0	0	0	0	0	4.141.376
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	619.020	0	0	0	0	0	619.020
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	3.522.356	0	0	0	0	0	3.522.356
401	03	00	00	Primas	1.234.144	0	0	0	0	0	1.234.144
401	03	01	00	Primas por mérito a empleados	20.448	0	0	0	0	0	20.448
401	03	02	00	Primas de transporte a empleados	44.856	0	0	0	0	0	44.856
401	03	04	00	Primas por hijos a empleados	21.360	0	0	0	0	0	21.360
401	03	08	00	Primas de profesionalización a empleados	111.600	0	0	0	0	0	111.600
401	03	09	00	Primas por antigüedad a empleados	38.448	0	0	0	0	0	38.448
401	03	17	00	Primas de transporte a obreros	127.008	0	0	0	0	0	127.008
401	03	19	00	Primas por hijos de obreros	60.480	0	0	0	0	0	60.480
401	03	21	00	Primas por antigüedad a obreros	108.864	0	0	0	0	0	108.864
401	03	22	00	Primas de profesionalización a obreros	209.880	0	0	0	0	0	209.880
401	03	97	00	Otras primas a empleados	211.200	0	0	0	0	0	211.200
401	03	98	00	Otras primas a obreros	280.000	0	0	0	0	0	280.000
401	04	00	00	Complementos de sueldos y salarios	1.223.912	0	0	0	0	0	1.223.912
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	586.000	0	0	0	0	0	586.000
401	04	16	00	Complemento a obreros por gastos de alimentación	3.024	0	0	0	0	0	3.024

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540134004 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 52.696

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	20	00	Complemento a obreros por días feriados	634.888	0	0	0	0	0	634.888
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.248.324	0	0	2.621.610	0	0	3.869.934
401	05	01	00	Aguinaldos a empleados	0	0	0	702.900	0	0	702.900
401	05	03	00	Bono vacacional a empleados	255.544	0	0	0	0	0	255.544
401	05	04	00	Aguinaldos a obreros	0	0	0	1.918.710	0	0	1.918.710
401	05	06	00	Bono vacacional a obreros	992.780	0	0	0	0	0	992.780
401	06	00	00	Aportes patronales y legales	1.711.580	0	0	0	0	0	1.711.580
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	209.542	0	0	0	0	0	209.542
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	69.847	0	0	0	0	0	69.847
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	46.565	0	0	0	0	0	46.565
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	76.042	0	0	0	0	0	76.042
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	600.384	0	0	0	0	0	600.384
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	133.418	0	0	0	0	0	133.418
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	339.595	0	0	0	0	0	339.595
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	199.851	0	0	0	0	0	199.851
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	36.336	0	0	0	0	0	36.336
401	07	00	00	Asistencia socio-económica	2.570.000	0	0	0	0	0	2.570.000
401	07	02	00	Becas a empleados	10.800	0	0	0	0	0	10.800
401	07	03	00	Ayudas por matrimonio a empleados	3.000	0	0	0	0	0	3.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.500	0	0	0	0	0	1.500
401	07	05	00	Ayudas por defunción a empleados	8.000	0	0	0	0	0	8.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	500.000	0	0	0	0	0	500.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540134004 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 52.696

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	10.080	0	0	0	0	0	10.080
401	07	10	00	Dotación de uniformes a empleados	35.600	0	0	0	0	0	35.600
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	8.000	0	0	0	0	0	8.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	7.200	0	0	0	0	0	7.200
401	07	18	00	Becas a obreros	30.300	0	0	0	0	0	30.300
401	07	19	00	Ayudas por matrimonio de obreros	600	0	0	0	0	0	600
401	07	20	00	Ayudas por nacimiento de hijos de obreros	600	0	0	0	0	0	600
401	07	21	00	Ayudas por defunción a obreros	8.000	0	0	0	0	0	8.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.000.000	0	0	0	0	0	1.000.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	50.000	0	0	0	0	0	50.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	28.280	0	0	0	0	0	28.280
401	07	26	00	Dotación de uniformes a obreros	705.600	0	0	0	0	0	705.600
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	8.000	0	0	0	0	0	8.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	20.200	0	0	0	0	0	20.200
401	07	96	00	Otras subvenciones a empleados	57.120	0	0	0	0	0	57.120
401	07	97	00	Otras subvenciones a obreros	57.120	0	0	0	0	0	57.120
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.019.904**	**0**	**0**	**0**	**0**	0	**1.019.904**
402	03	00	00	Textiles y vestuarios	10.000	0	0	0	0	0	10.000
402	03	01	00	Textiles	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	22.000	0	0	0	0	0	22.000
402	04	03	00	Cauchos y tripas para vehículos	22.000	0	0	0	0	0	22.000
402	05	00	00	Productos de papel, cartón e impresos	62.000	0	0	0	0	0	62.000
402	05	03	00	Productos de papel y cartón para oficina	22.000	0	0	0	0	0	22.000
402	05	06	00	Productos de papel y cartón para computación	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540134004 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 52.696

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	572.184	0	0	0	0	0	572.184
402	06	02	00	Abonos, plaguicidas y otros	455.708	0	0	0	0	0	455.708
402	06	03	00	Tintas, pinturas y colorantes	28.000	0	0	0	0	0	28.000
402	06	04	00	Productos farmacéuticos y medicamentos	40.084	0	0	0	0	0	40.084
402	06	05	00	Productos de tocador	4.000	0	0	0	0	0	4.000
402	06	06	00	Combustibles y lubricantes	40.000	0	0	0	0	0	40.000
402	06	08	00	Productos plásticos	4.392	0	0	0	0	0	4.392
402	08	00	00	Productos metálicos	74.000	0	0	0	0	0	74.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	20.000	0	0	0	0	0	20.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	50.000	0	0	0	0	0	50.000
402	08	10	00	Repuestos y accesorios para otros equipos	4.000	0	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	271.720	0	0	0	0	0	271.720
402	10	02	00	Materiales y útiles de limpieza y aseo	16.000	0	0	0	0	0	16.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.000	0	0	0	0	0	20.000
402	10	07	00	Productos de seguridad en el trabajo	162.720	0	0	0	0	0	162.720
402	10	08	00	Materiales para equipos de computación	32.000	0	0	0	0	0	32.000
402	10	11	00	Materiales eléctricos	24.000	0	0	0	0	0	24.000
402	10	12	00	Materiales para instalaciones sanitarias	17.000	0	0	0	0	0	17.000
402	99	00	00	Otros materiales y suministros	8.000	0	0	0	0	0	8.000
402	99	01	00	Otros materiales y suministros	8.000	0	0	0	0	0	8.000
403	**00**	**00**	**00**	**Servicios no personales**	**551.912**	**0**	**0**	**0**	**0**	0	**551.912**
403	06	00	00	Servicios de transporte y almacenaje	432	0	0	0	0	0	432
403	06	01	00	Fletes y embalajes	432	0	0	0	0	0	432

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119415 540134000 FORTALECIMIENTO DE LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN DE SALUD DEL ESTADO BARINAS

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA POBLACIONAL DE ATENCIÓN INTEGRAL A LA SALUD EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: CONSULTA **META:** 1.212.028

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. BARINAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540134004 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO BARINAS

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 52.696

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	07	03	00	Relaciones sociales	14.000	0	0	0	0	0	14.000
403	07	04	00	Avisos	16.000	0	0	0	0	0	16.000
403	09	00	00	Viáticos y pasajes	160.000	0	0	0	0	0	160.000
403	09	01	00	Viáticos y pasajes dentro del país	160.000	0	0	0	0	0	160.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	114.000	0	0	0	0	0	114.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	100.000	0	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	14.000	0	0	0	0	0	14.000
403	12	00	00	Conservación y reparaciones menores de obras	65.000	0	0	0	0	0	65.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	65.000	0	0	0	0	0	65.000
403	18	00	00	Impuestos indirectos	154.880	0	0	0	0	0	154.880
403	18	01	00	Impuesto al valor agregado	154.880	0	0	0	0	0	154.880
403	99	00	00	Otros servicios no personales	7.600	0	0	0	0	0	7.600
403	99	01	00	Otros servicios no personales	7.600	0	0	0	0	0	7.600
404	**00**	**00**	**00**	**Activos reales**	**73.800**	**0**	**0**	**0**	**0**	**0**	**73.800**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	17.800	0	0	0	0	0	17.800
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	17.800	0	0	0	0	0	17.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	56.000	0	0	0	0	0	56.000
404	09	01	00	Mobiliario y equipos de oficina	30.000	0	0	0	0	0	30.000
404	09	02	00	Equipos de computación	12.000	0	0	0	0	0	12.000
404	09	03	00	Mobiliario y equipos de alojamiento	14.000	0	0	0	0	0	14.000
				Totales	**22.964.136**	**0**	**0**	**2.621.610**	**0**	**0**	**25.585.746**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119430 540135000 FORTALECIMIENTO DE LA GESTIÓN EN SALUD AMBIENTAL, CON ENFOQUE MULTISECTORIAL E INTEGRACIÓN DE ESFUERZOS DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LA DIRECCIÓN GENERAL DE SALUD AMBIENTAL DEL MPPS EN LA VIGILANCIA DE LOS FACTORES DE RIESGO AMBIENTAL (FÍSICOS, QUÍMICOS Y BIOLÓGICOS), PARA PROMOVER ESPACIOS LIBRES DE RIESGOS AMBIENTALES QUE COADYUVAN AL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 48.737

RESPONSABLE/EJECUTOR: SALUD AMBIENTAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.899.415**	**0**	**0**	**0**	**0**	**0**	**3.899.415**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.933.644	0	0	0	0	0	1.933.644
401	01	12	00	Salarios a obreros en puestos no permanentes	358.380	0	0	0	0	0	358.380
401	01	18	00	Remuneraciones al personal contratado	1.575.264	0	0	0	0	0	1.575.264
401	04	00	00	Complementos de sueldos y salarios	771.282	0	0	0	0	0	771.282
401	04	26	00	Bono compensatorio de alimentación al personal contratado	771.282	0	0	0	0	0	771.282
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	537.121	0	0	0	0	0	537.121
401	05	07	00	Aguinaldos al personal contratado	494.151	0	0	0	0	0	494.151
401	05	08	00	Bono vacacional al personal contratado	42.970	0	0	0	0	0	42.970
401	06	00	00	Aportes patronales y legales	245.573	0	0	0	0	0	245.573
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	174.028	0	0	0	0	0	174.028
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	32.872	0	0	0	0	0	32.872
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	38.673	0	0	0	0	0	38.673
401	08	00	00	Prestaciones sociales e indemnizaciones	411.795	0	0	0	0	0	411.795
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	411.795	0	0	0	0	0	411.795
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.455.795**	**0**	**0**	**0**	**0**	**0**	**9.455.795**
402	01	00	00	Productos alimenticios y agropecuarios	102.295	0	0	0	0	0	102.295
402	01	01	00	Alimentos y bebidas para personas	35.485	0	0	0	0	0	35.485
402	01	02	00	Alimentos para animales	66.810	0	0	0	0	0	66.810
402	03	00	00	Textiles y vestuarios	413.798	0	0	0	0	0	413.798
402	03	01	00	Textiles	301.798	0	0	0	0	0	301.798
402	03	02	00	Prendas de vestir	112.000	0	0	0	0	0	112.000
402	04	00	00	Productos de cuero y caucho	107.490	0	0	0	0	0	107.490
402	04	03	00	Cauchos y tripas para vehículos	107.490	0	0	0	0	0	107.490
402	05	00	00	Productos de papel, cartón e impresos	168.499	0	0	0	0	0	168.499
402	05	01	00	Pulpa de madera, papel y cartón	56.044	0	0	0	0	0	56.044
402	05	03	00	Productos de papel y cartón para oficina	106.375	0	0	0	0	0	106.375
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.080	0	0	0	0	0	6.080

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119430 540135000 FORTALECIMIENTO DE LA GESTIÓN EN SALUD AMBIENTAL, CON ENFOQUE MULTISECTORIAL E INTEGRACIÓN DE ESFUERZOS DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LA DIRECCIÓN GENERAL DE SALUD AMBIENTAL DEL MPPS EN LA VIGILANCIA DE LOS FACTORES DE RIESGO AMBIENTAL (FÍSICOS, QUÍMICOS Y BIOLÓGICOS), PARA PROMOVER ESPACIOS LIBRES DE RIESGOS AMBIENTALES QUE COADYUVAN AL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 48.737

RESPONSABLE/EJECUTOR: SALUD AMBIENTAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	7.187.530	0	0	0	0	0	7.187.530
402	06	01	00	Sustancias químicas y de uso industrial	388.480	0	0	0	0	0	388.480
402	06	02	00	Abonos, plaguicidas y otros	4.545.000	0	0	0	0	0	4.545.000
402	06	03	00	Tintas, pinturas y colorantes	149.800	0	0	0	0	0	149.800
402	06	04	00	Productos farmacéuticos y medicamentos	2.000.000	0	0	0	0	0	2.000.000
402	06	06	00	Combustibles y lubricantes	59.150	0	0	0	0	0	59.150
402	06	08	00	Productos plásticos	45.100	0	0	0	0	0	45.100
402	08	00	00	Productos metálicos	647.030	0	0	0	0	0	647.030
402	08	01	00	Productos primarios de hierro y acero	33.672	0	0	0	0	0	33.672
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	76.730	0	0	0	0	0	76.730
402	08	09	00	Repuestos y accesorios para equipos de transporte	156.230	0	0	0	0	0	156.230
402	08	10	00	Repuestos y accesorios para otros equipos	380.398	0	0	0	0	0	380.398
402	10	00	00	Productos varios y útiles diversos	829.153	0	0	0	0	0	829.153
402	10	01	00	Artículos de deporte, recreación y juguetes	25.000	0	0	0	0	0	25.000
402	10	02	00	Materiales y útiles de limpieza y aseo	35.712	0	0	0	0	0	35.712
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	116.321	0	0	0	0	0	116.321
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	73.975	0	0	0	0	0	73.975
402	10	07	00	Productos de seguridad en el trabajo	241.250	0	0	0	0	0	241.250
402	10	08	00	Materiales para equipos de computación	240.470	0	0	0	0	0	240.470
402	10	11	00	Materiales eléctricos	35.000	0	0	0	0	0	35.000
402	10	12	00	Materiales para instalaciones sanitarias	50.000	0	0	0	0	0	50.000
402	10	13	00	Materiales fotográficos	11.200	0	0	0	0	0	11.200
402	10	99	00	Otros productos y útiles diversos	225	0	0	0	0	0	225
403	**00**	**00**	**00**	**Servicios no personales**	**6.345.750**	**0**	**0**	**0**	**0**	**0**	**6.345.750**
403	04	00	00	Servicios básicos	67.880	0	0	0	0	0	67.880
403	04	02	00	Gas	7.880	0	0	0	0	0	7.880
403	04	04	00	Teléfonos	60.000	0	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119430 540135000 FORTALECIMIENTO DE LA GESTIÓN EN SALUD AMBIENTAL, CON ENFOQUE MULTISECTORIAL E INTEGRACIÓN DE ESFUERZOS DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LA DIRECCIÓN GENERAL DE SALUD AMBIENTAL DEL MPPS EN LA VIGILANCIA DE LOS FACTORES DE RIESGO AMBIENTAL (FÍSICOS, QUÍMICOS Y BIOLÓGICOS), PARA PROMOVER ESPACIOS LIBRES DE RIESGOS AMBIENTALES QUE COADYUVAN AL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 48.737

RESPONSABLE/EJECUTOR: SALUD AMBIENTAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	300.000	0	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	1.632.540	0	0	0	0	0	1.632.540
403	09	01	00	Viáticos y pasajes dentro del país	1.632.540	0	0	0	0	0	1.632.540
403	10	00	00	Servicios profesionales y técnicos	2.211.000	0	0	0	0	0	2.211.000
403	10	99	00	Otros servicios profesionales y técnicos	2.211.000	0	0	0	0	0	2.211.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	0	50.000
403	12	00	00	Conservación y reparaciones menores de obras	300.000	0	0	0	0	0	300.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	1.734.330	0	0	0	0	0	1.734.330
403	18	01	00	Impuesto al valor agregado	1.734.330	0	0	0	0	0	1.734.330
404	**00**	**00**	**00**	**Activos reales**	**3.058.094**	**0**	**0**	**0**	**0**	**0**	**3.058.094**
404	01	00	00	Repuestos y reparaciones mayores	256.830	0	0	0	0	0	256.830
404	01	01	00	Repuestos mayores	206.330	0	0	0	0	0	206.330
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	160.000	0	0	0	0	0	160.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	43.130	0	0	0	0	0	43.130
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	3.200	0	0	0	0	0	3.200
404	01	02	00	Reparaciones mayores de maquinaria y equipos	50.500	0	0	0	0	0	50.500
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	30.000	0	0	0	0	0	30.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	20.500	0	0	0	0	0	20.500
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	690.514	0	0	0	0	0	690.514
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	285.600	0	0	0	0	0	285.600
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	4.000	0	0	0	0	0	4.000
404	03	06	00	Maquinaria y equipos de energía	370.900	0	0	0	0	0	370.900
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	30.014	0	0	0	0	0	30.014
404	04	00	00	Equipos de transporte, tracción y elevación	900.000	0	0	0	0	0	900.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119430 540135000 FORTALECIMIENTO DE LA GESTIÓN EN SALUD AMBIENTAL, CON ENFOQUE MULTISECTORIAL E INTEGRACIÓN DE ESFUERZOS DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LA DIRECCIÓN GENERAL DE SALUD AMBIENTAL DEL MPPS EN LA VIGILANCIA DE LOS FACTORES DE RIESGO AMBIENTAL (FÍSICOS, QUÍMICOS Y BIOLÓGICOS), PARA PROMOVER ESPACIOS LIBRES DE RIESGOS AMBIENTALES QUE COADYUVAN AL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 48.737

RESPONSABLE/EJECUTOR: SALUD AMBIENTAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	03	00	Equipos marítimos de transporte	900.000	0	0	0	0	0	900.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	93.000	0	0	0	0	0	93.000
404	05	01	00	Equipos de telecomunicaciones	93.000	0	0	0	0	0	93.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	17.400	0	0	0	0	0	17.400
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	17.400	0	0	0	0	0	17.400
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	203.800	0	0	0	0	0	203.800
404	07	01	00	Equipos científicos y de laboratorio	155.700	0	0	0	0	0	155.700
404	07	02	00	Equipos de enseñanza, deporte y recreación	46.600	0	0	0	0	0	46.600
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	1.500	0	0	0	0	0	1.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	896.550	0	0	0	0	0	896.550
404	09	01	00	Mobiliario y equipos de oficina	440.060	0	0	0	0	0	440.060
404	09	02	00	Equipos de computación	310.690	0	0	0	0	0	310.690
404	09	03	00	Mobiliario y equipos de alojamiento	136.800	0	0	0	0	0	136.800
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	9.000	0	0	0	0	0	9.000
				Totales	**22.759.054**	**0**	**0**	**0**	**0**	**0**	**22.759.054**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119430 540135000 FORTALECIMIENTO DE LA GESTIÓN EN SALUD AMBIENTAL, CON ENFOQUE MULTISECTORIAL E INTEGRACIÓN DE ESFUERZOS DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LA DIRECCIÓN GENERAL DE SALUD AMBIENTAL DEL MPPS EN LA VIGILANCIA DE LOS FACTORES DE RIESGO AMBIENTAL (FÍSICOS, QUÍMICOS Y BIOLÓGICOS), PARA PROMOVER ESPACIOS LIBRES DE RIESGOS AMBIENTALES QUE COADYUVAN AL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN

META: 48.737

RESPONSABLE/EJECUTOR: SALUD AMBIENTAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119430 540135000 FORTALECIMIENTO DE LA GESTIÓN EN SALUD AMBIENTAL, CON ENFOQUE MULTISECTORIAL E INTEGRACIÓN DE ESFUERZOS DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LA DIRECCIÓN GENERAL DE SALUD AMBIENTAL DEL MPPS EN LA VIGILANCIA DE LOS FACTORES DE RIESGO AMBIENTAL (FÍSICOS, QUÍMICOS Y BIOLÓGICOS), PARA PROMOVER ESPACIOS LIBRES DE RIESGOS AMBIENTALES QUE COADYUVAN AL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 48.737

RESPONSABLE/EJECUTOR: SALUD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540135001 DESARROLLO DE ESTRATÉGIAS PARA EL DISEÑO Y EJECUCIÓN DE LINEAMIENTOS, POLÍTICAS, PLANES, PROGRAMAS Y ADQUISICIÓN DE INSUMOS, DIRIGIDOS A LA PREVENCIÓN Y CONTROL DE LOS FACTORES DE RIESGO AMBIENTALES EN EL AGUA, AIRE Y SUELO, CON IMPACTO NEGATIVO EN LA SALUD PÚBLICA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 3.546

RESPONSABLE/EJECUTOR: DGSA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.092.265**	**0**	**0**	**0**	**0**	0	**1.092.265**
401	01	00	00	Sueldos, salarios y otras retribuciones	552.000	0	0	0	0	0	552.000
401	01	12	00	Salarios a obreros en puestos no permanentes	358.380	0	0	0	0	0	358.380
401	01	18	00	Remuneraciones al personal contratado	193.620	0	0	0	0	0	193.620
401	04	00	00	Complementos de sueldos y salarios	199.272	0	0	0	0	0	199.272
401	04	26	00	Bono compensatorio de alimentación al personal contratado	199.272	0	0	0	0	0	199.272
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	153.333	0	0	0	0	0	153.333
401	05	07	00	Aguinaldos al personal contratado	141.066	0	0	0	0	0	141.066
401	05	08	00	Bono vacacional al personal contratado	12.267	0	0	0	0	0	12.267
401	06	00	00	Aportes patronales y legales	70.104	0	0	0	0	0	70.104
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	49.680	0	0	0	0	0	49.680
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	9.384	0	0	0	0	0	9.384
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	11.040	0	0	0	0	0	11.040
401	08	00	00	Prestaciones sociales e indemnizaciones	117.556	0	0	0	0	0	117.556
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	117.556	0	0	0	0	0	117.556
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**208.295**	**0**	**0**	**0**	**0**	0	**208.295**
402	03	00	00	Textiles y vestuarios	3.080	0	0	0	0	0	3.080
402	03	01	00	Textiles	3.080	0	0	0	0	0	3.080
402	04	00	00	Productos de cuero y caucho	21.600	0	0	0	0	0	21.600
402	04	03	00	Cauchos y tripas para vehículos	21.600	0	0	0	0	0	21.600
402	05	00	00	Productos de papel, cartón e impresos	17.914	0	0	0	0	0	17.914
402	05	01	00	Pulpa de madera, papel y cartón	2.664	0	0	0	0	0	2.664
402	05	03	00	Productos de papel y cartón para oficina	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119430 540135000 FORTALECIMIENTO DE LA GESTIÓN EN SALUD AMBIENTAL, CON ENFOQUE MULTISECTORIAL E INTEGRACIÓN DE ESFUERZOS DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LA DIRECCIÓN GENERAL DE SALUD AMBIENTAL DEL MPPS EN LA VIGILANCIA DE LOS FACTORES DE RIESGO AMBIENTAL (FÍSICOS, QUÍMICOS Y BIOLÓGICOS), PARA PROMOVER ESPACIOS LIBRES DE RIESGOS AMBIENTALES QUE COADYUVAN AL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 48.737

RESPONSABLE/EJECUTOR: SALUD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540135001 DESARROLLO DE ESTRATÉGIAS PARA EL DISEÑO Y EJECUCIÓN DE LINEAMIENTOS, POLÍTICAS, PLANES, PROGRAMAS Y ADQUISICIÓN DE INSUMOS, DIRIGIDOS A LA PREVENCIÓN Y CONTROL DE LOS FACTORES DE RIESGO AMBIENTALES EN EL AGUA, AIRE Y SUELO, CON IMPACTO NEGATIVO EN LA SALUD PÚBLICA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 3.546

RESPONSABLE/EJECUTOR: DGSA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	250	0	0	0	0	0	250
402	06	00	00	Productos químicos y derivados	137.786	0	0	0	0	0	137.786
402	06	01	00	Sustancias químicas y de uso industrial	120.786	0	0	0	0	0	120.786
402	06	03	00	Tintas, pinturas y colorantes	17.000	0	0	0	0	0	17.000
402	08	00	00	Productos metálicos	6.230	0	0	0	0	0	6.230
402	08	09	00	Repuestos y accesorios para equipos de transporte	6.230	0	0	0	0	0	6.230
402	10	00	00	Productos varios y útiles diversos	21.685	0	0	0	0	0	21.685
402	10	02	00	Materiales y útiles de limpieza y aseo	2.717	0	0	0	0	0	2.717
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.985	0	0	0	0	0	4.985
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.353	0	0	0	0	0	6.353
402	10	07	00	Productos de seguridad en el trabajo	2.250	0	0	0	0	0	2.250
402	10	08	00	Materiales para equipos de computación	5.380	0	0	0	0	0	5.380
403	**00**	**00**	**00**	**Servicios no personales**	**356.174**	**0**	**0**	**0**	**0**	0	**356.174**
403	04	00	00	Servicios básicos	7.880	0	0	0	0	0	7.880
403	04	02	00	Gas	7.880	0	0	0	0	0	7.880
403	09	00	00	Viáticos y pasajes	190.180	0	0	0	0	0	190.180
403	09	01	00	Viáticos y pasajes dentro del país	190.180	0	0	0	0	0	190.180
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	63.114	0	0	0	0	0	63.114
403	18	01	00	Impuesto al valor agregado	63.114	0	0	0	0	0	63.114

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119430 540135000 FORTALECIMIENTO DE LA GESTIÓN EN SALUD AMBIENTAL, CON ENFOQUE MULTISECTORIAL E INTEGRACIÓN DE ESFUERZOS DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LA DIRECCIÓN GENERAL DE SALUD AMBIENTAL DEL MPPS EN LA VIGILANCIA DE LOS FACTORES DE RIESGO AMBIENTAL (FÍSICOS, QUÍMICOS Y BIOLÓGICOS), PARA PROMOVER ESPACIOS LIBRES DE RIESGOS AMBIENTALES QUE COADYUVAN AL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 48.737

RESPONSABLE/EJECUTOR: SALUD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540135001 DESARROLLO DE ESTRATÉGIAS PARA EL DISEÑO Y EJECUCIÓN DE LINEAMIENTOS, POLÍTICAS, PLANES, PROGRAMAS Y ADQUISICIÓN DE INSUMOS, DIRIGIDOS A LA PREVENCIÓN Y CONTROL DE LOS FACTORES DE RIESGO AMBIENTALES EN EL AGUA, AIRE Y SUELO, CON IMPACTO NEGATIVO EN LA SALUD PÚBLICA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 3.546

RESPONSABLE/EJECUTOR: DGSA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**214.780**	**0**	**0**	**0**	**0**	0	**214.780**
404	01	00	00	Repuestos y reparaciones mayores	93.630	0	0	0	0	0	93.630
404	01	01	00	Repuestos mayores	43.130	0	0	0	0	0	43.130
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	43.130	0	0	0	0	0	43.130
404	01	02	00	Reparaciones mayores de maquinaria y equipos	50.500	0	0	0	0	0	50.500
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	30.000	0	0	0	0	0	30.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	20.500	0	0	0	0	0	20.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	48.200	0	0	0	0	0	48.200
404	07	01	00	Equipos científicos y de laboratorio	46.700	0	0	0	0	0	46.700
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	1.500	0	0	0	0	0	1.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	72.950	0	0	0	0	0	72.950
404	09	01	00	Mobiliario y equipos de oficina	6.950	0	0	0	0	0	6.950
404	09	02	00	Equipos de computación	57.000	0	0	0	0	0	57.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	9.000	0	0	0	0	0	9.000
				Totales	**1.871.514**	**0**	**0**	**0**	**0**	0	**1.871.514**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119430 540135000 FORTALECIMIENTO DE LA GESTIÓN EN SALUD AMBIENTAL, CON ENFOQUE MULTISECTORIAL E INTEGRACIÓN DE ESFUERZOS DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LA DIRECCIÓN GENERAL DE SALUD AMBIENTAL DEL MPPS EN LA VIGILANCIA DE LOS FACTORES DE RIESGO AMBIENTAL (FÍSICOS, QUÍMICOS Y BIOLÓGICOS), PARA PROMOVER ESPACIOS LIBRES DE RIESGOS AMBIENTALES QUE COADYUVAN AL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 48.737

RESPONSABLE/EJECUTOR: SALUD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540135002 DESARROLLO DE ESTRATÉGIAS PARA EL DISEÑO Y EJECUCIÓN DE LINEAMIENTOS, POLÍTICAS, PLANES, PROGRAMAS Y ADQUISICIÓN DE INSUMOS, PARA LA VIGILANCIA Y CONTROL DE VECTORES, RESERVORIOS Y FAUNA NOCIVA EN LA BÚSQUEDA DE UN ENTORNO SALUDABLE.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 229

RESPONSABLE/EJECUTOR: DGSA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.131.871**	**0**	**0**	**0**	**0**	**0**	**1.131.871**
401	01	00	00	Sueldos, salarios y otras retribuciones	570.000	0	0	0	0	0	570.000
401	01	18	00	Remuneraciones al personal contratado	570.000	0	0	0	0	0	570.000
401	04	00	00	Complementos de sueldos y salarios	209.760	0	0	0	0	0	209.760
401	04	26	00	Bono compensatorio de alimentación al personal contratado	209.760	0	0	0	0	0	209.760
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	158.332	0	0	0	0	0	158.332
401	05	07	00	Aguinaldos al personal contratado	145.666	0	0	0	0	0	145.666
401	05	08	00	Bono vacacional al personal contratado	12.666	0	0	0	0	0	12.666
401	06	00	00	Aportes patronales y legales	72.390	0	0	0	0	0	72.390
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	51.300	0	0	0	0	0	51.300
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	9.690	0	0	0	0	0	9.690
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	11.400	0	0	0	0	0	11.400
401	08	00	00	Prestaciones sociales e indemnizaciones	121.389	0	0	0	0	0	121.389
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	121.389	0	0	0	0	0	121.389
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.149.400**	**0**	**0**	**0**	**0**	**0**	**8.149.400**
402	01	00	00	Productos alimenticios y agropecuarios	97.795	0	0	0	0	0	97.795
402	01	01	00	Alimentos y bebidas para personas	30.985	0	0	0	0	0	30.985
402	01	02	00	Alimentos para animales	66.810	0	0	0	0	0	66.810
402	03	00	00	Textiles y vestuarios	410.718	0	0	0	0	0	410.718
402	03	01	00	Textiles	298.718	0	0	0	0	0	298.718
402	03	02	00	Prendas de vestir	112.000	0	0	0	0	0	112.000
402	04	00	00	Productos de cuero y caucho	85.890	0	0	0	0	0	85.890
402	04	03	00	Cauchos y tripas para vehículos	85.890	0	0	0	0	0	85.890

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119430 540135000 FORTALECIMIENTO DE LA GESTIÓN EN SALUD AMBIENTAL, CON ENFOQUE MULTISECTORIAL E INTEGRACIÓN DE ESFUERZOS DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LA DIRECCIÓN GENERAL DE SALUD AMBIENTAL DEL MPPS EN LA VIGILANCIA DE LOS FACTORES DE RIESGO AMBIENTAL (FÍSICOS, QUÍMICOS Y BIOLÓGICOS), PARA PROMOVER ESPACIOS LIBRES DE RIESGOS AMBIENTALES QUE COADYUVAN AL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 48.737

RESPONSABLE/EJECUTOR: SALUD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540135002 DESARROLLO DE ESTRATÉGIAS PARA EL DISEÑO Y EJECUCIÓN DE LINEAMIENTOS, POLÍTICAS, PLANES, PROGRAMAS Y ADQUISICIÓN DE INSUMOS, PARA LA VIGILANCIA Y CONTROL DE VECTORES, RESERVORIOS Y FAUNA NOCIVA EN LA BÚSQUEDA DE UN ENTORNO SALUDABLE.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 229

RESPONSABLE/EJECUTOR: DGSA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	65.730	0	0	0	0	0	65.730
402	05	01	00	Pulpa de madera, papel y cartón	15.730	0	0	0	0	0	15.730
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	6.715.484	0	0	0	0	0	6.715.484
402	06	01	00	Sustancias químicas y de uso industrial	16.234	0	0	0	0	0	16.234
402	06	02	00	Abonos, plaguicidas y otros	4.545.000	0	0	0	0	0	4.545.000
402	06	03	00	Tintas, pinturas y colorantes	105.000	0	0	0	0	0	105.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.000.000	0	0	0	0	0	2.000.000
402	06	06	00	Combustibles y lubricantes	34.150	0	0	0	0	0	34.150
402	06	08	00	Productos plásticos	15.100	0	0	0	0	0	15.100
402	08	00	00	Productos metálicos	430.638	0	0	0	0	0	430.638
402	08	01	00	Productos primarios de hierro y acero	3.510	0	0	0	0	0	3.510
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	46.730	0	0	0	0	0	46.730
402	08	10	00	Repuestos y accesorios para otros equipos	380.398	0	0	0	0	0	380.398
402	10	00	00	Productos varios y útiles diversos	343.145	0	0	0	0	0	343.145
402	10	02	00	Materiales y útiles de limpieza y aseo	17.995	0	0	0	0	0	17.995
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.718	0	0	0	0	0	4.718
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.402	0	0	0	0	0	10.402
402	10	07	00	Productos de seguridad en el trabajo	209.000	0	0	0	0	0	209.000
402	10	08	00	Materiales para equipos de computación	101.030	0	0	0	0	0	101.030
403	**00**	**00**	**00**	**Servicios no personales**	**5.148.496**	**0**	**0**	**0**	**0**	**0**	**5.148.496**
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	0	300.000
403	07	03	00	Relaciones sociales	300.000	0	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	846.360	0	0	0	0	0	846.360

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119430 540135000 FORTALECIMIENTO DE LA GESTIÓN EN SALUD AMBIENTAL, CON ENFOQUE MULTISECTORIAL E INTEGRACIÓN DE ESFUERZOS DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LA DIRECCIÓN GENERAL DE SALUD AMBIENTAL DEL MPPS EN LA VIGILANCIA DE LOS FACTORES DE RIESGO AMBIENTAL (FÍSICOS, QUÍMICOS Y BIOLÓGICOS), PARA PROMOVER ESPACIOS LIBRES DE RIESGOS AMBIENTALES QUE COADYUVAN AL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 48.737

RESPONSABLE/EJECUTOR: SALUD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540135002 DESARROLLO DE ESTRATÉGIAS PARA EL DISEÑO Y EJECUCIÓN DE LINEAMIENTOS, POLÍTICAS, PLANES, PROGRAMAS Y ADQUISICIÓN DE INSUMOS, PARA LA VIGILANCIA Y CONTROL DE VECTORES, RESERVORIOS Y FAUNA NOCIVA EN LA BÚSQUEDA DE UN ENTORNO SALUDABLE.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 229

RESPONSABLE/EJECUTOR: DGSA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	846.360	0	0	0	0	0	846.360
403	10	00	00	Servicios profesionales y técnicos	2.150.000	0	0	0	0	0	2.150.000
403	10	99	00	Otros servicios profesionales y técnicos	2.150.000	0	0	0	0	0	2.150.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	12	00	00	Conservación y reparaciones menores de obras	300.000	0	0	0	0	0	300.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	1.502.136	0	0	0	0	0	1.502.136
403	18	01	00	Impuesto al valor agregado	1.502.136	0	0	0	0	0	1.502.136
404	**00**	**00**	**00**	**Activos reales**	**2.718.414**	0	0	0	0	0	**2.718.414**
404	01	00	00	Repuestos y reparaciones mayores	160.000	0	0	0	0	0	160.000
404	01	01	00	Repuestos mayores	160.000	0	0	0	0	0	160.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	160.000	0	0	0	0	0	160.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	686.514	0	0	0	0	0	686.514
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	285.600	0	0	0	0	0	285.600
404	03	06	00	Maquinaria y equipos de energía	370.900	0	0	0	0	0	370.900
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	30.014	0	0	0	0	0	30.014
404	04	00	00	Equipos de transporte, tracción y elevación	900.000	0	0	0	0	0	900.000
404	04	03	00	Equipos marítimos de transporte	900.000	0	0	0	0	0	900.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	80.000	0	0	0	0	0	80.000
404	05	01	00	Equipos de telecomunicaciones	80.000	0	0	0	0	0	80.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	151.800	0	0	0	0	0	151.800
404	07	01	00	Equipos científicos y de laboratorio	109.000	0	0	0	0	0	109.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119430 540135000 FORTALECIMIENTO DE LA GESTIÓN EN SALUD AMBIENTAL, CON ENFOQUE MULTISECTORIAL E INTEGRACIÓN DE ESFUERZOS DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LA DIRECCIÓN GENERAL DE SALUD AMBIENTAL DEL MPPS EN LA VIGILANCIA DE LOS FACTORES DE RIESGO AMBIENTAL (FÍSICOS, QUÍMICOS Y BIOLÓGICOS), PARA PROMOVER ESPACIOS LIBRES DE RIESGOS AMBIENTALES QUE COADYUVAN AL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 48.737

RESPONSABLE/EJECUTOR: SALUD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540135002 DESARROLLO DE ESTRATÉGIAS PARA EL DISEÑO Y EJECUCIÓN DE LINEAMIENTOS, POLÍTICAS, PLANES, PROGRAMAS Y ADQUISICIÓN DE INSUMOS, PARA LA VIGILANCIA Y CONTROL DE VECTORES, RESERVORIOS Y FAUNA NOCIVA EN LA BÚSQUEDA DE UN ENTORNO SALUDABLE.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 229

RESPONSABLE/EJECUTOR: DGSA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	42.800	0	0	0	0	0	42.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	740.100	0	0	0	0	0	740.100
404	09	01	00	Mobiliario y equipos de oficina	420.550	0	0	0	0	0	420.550
404	09	02	00	Equipos de computación	219.250	0	0	0	0	0	219.250
404	09	03	00	Mobiliario y equipos de alojamiento	100.300	0	0	0	0	0	100.300
				Totales	**17.148.181**	**0**	**0**	**0**	**0**	**0**	**17.148.181**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119430 540135000 FORTALECIMIENTO DE LA GESTIÓN EN SALUD AMBIENTAL, CON ENFOQUE MULTISECTORIAL E INTEGRACIÓN DE ESFUERZOS DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LA DIRECCIÓN GENERAL DE SALUD AMBIENTAL DEL MPPS EN LA VIGILANCIA DE LOS FACTORES DE RIESGO AMBIENTAL (FÍSICOS, QUÍMICOS Y BIOLÓGICOS), PARA PROMOVER ESPACIOS LIBRES DE RIESGOS AMBIENTALES QUE COADYUVAN AL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 48.737

RESPONSABLE/EJECUTOR: SALUD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540135003 ESTABLECIMIENTO DE MECANISMOS PARA EL DIAGNÓSTICO Y EVALUACIÓN EN MATERIA DE PROTECCIÓN Y SEGURIDAD RADIOLÓGICA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 24.030

RESPONSABLE/EJECUTOR: DGSA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**615.987**	**0**	**0**	**0**	**0**	**0**	**615.987**
401	01	00	00	Sueldos, salarios y otras retribuciones	308.688	0	0	0	0	0	308.688
401	01	18	00	Remuneraciones al personal contratado	308.688	0	0	0	0	0	308.688
401	04	00	00	Complementos de sueldos y salarios	116.610	0	0	0	0	0	116.610
401	04	26	00	Bono compensatorio de alimentación al personal contratado	116.610	0	0	0	0	0	116.610
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	85.746	0	0	0	0	0	85.746
401	05	07	00	Aguinaldos al personal contratado	78.886	0	0	0	0	0	78.886
401	05	08	00	Bono vacacional al personal contratado	6.860	0	0	0	0	0	6.860
401	06	00	00	Aportes patronales y legales	39.204	0	0	0	0	0	39.204
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	27.782	0	0	0	0	0	27.782
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	5.248	0	0	0	0	0	5.248
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.174	0	0	0	0	0	6.174
401	08	00	00	Prestaciones sociales e indemnizaciones	65.739	0	0	0	0	0	65.739
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	65.739	0	0	0	0	0	65.739
403	**00**	**00**	**00**	**Servicios no personales**	**86.922**	**0**	**0**	**0**	**0**	**0**	**86.922**
403	09	00	00	Viáticos y pasajes	86.922	0	0	0	0	0	86.922
403	09	01	00	Viáticos y pasajes dentro del país	86.922	0	0	0	0	0	86.922
				Totales	**702.909**	**0**	**0**	**0**	**0**	**0**	**702.909**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119430 540135000 FORTALECIMIENTO DE LA GESTIÓN EN SALUD AMBIENTAL, CON ENFOQUE MULTISECTORIAL E INTEGRACIÓN DE ESFUERZOS DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LA DIRECCIÓN GENERAL DE SALUD AMBIENTAL DEL MPPS EN LA VIGILANCIA DE LOS FACTORES DE RIESGO AMBIENTAL (FÍSICOS, QUÍMICOS Y BIOLÓGICOS), PARA PROMOVER ESPACIOS LIBRES DE RIESGOS AMBIENTALES QUE COADYUVAN AL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 48.737

RESPONSABLE/EJECUTOR: SALUD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540135004 ESTABLECIMIENTO DE LINEAMIENTOS, POLÍTICAS PLANES, PROGRAMAS ASI COMO LA ADQUISICIÓN DE INSUMOS NECESARIOS PARA LA VIGILANCIA Y CONTROL DE LAS ENFERMEDADES METAXÉNICAS Y PARASITARIAS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 20.932

RESPONSABLE/EJECUTOR: DGSA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.059.292**	**0**	**0**	**0**	**0**	**0**	**1.059.292**
401	01	00	00	Sueldos, salarios y otras retribuciones	502.956	0	0	0	0	0	502.956
401	01	18	00	Remuneraciones al personal contratado	502.956	0	0	0	0	0	502.956
401	04	00	00	Complementos de sueldos y salarios	245.640	0	0	0	0	0	245.640
401	04	26	00	Bono compensatorio de alimentación al personal contratado	245.640	0	0	0	0	0	245.640
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	139.710	0	0	0	0	0	139.710
401	05	07	00	Aguinaldos al personal contratado	128.533	0	0	0	0	0	128.533
401	05	08	00	Bono vacacional al personal contratado	11.177	0	0	0	0	0	11.177
401	06	00	00	Aportes patronales y legales	63.875	0	0	0	0	0	63.875
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	45.266	0	0	0	0	0	45.266
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.550	0	0	0	0	0	8.550
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	10.059	0	0	0	0	0	10.059
401	08	00	00	Prestaciones sociales e indemnizaciones	107.111	0	0	0	0	0	107.111
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	107.111	0	0	0	0	0	107.111
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.098.100**	**0**	**0**	**0**	**0**	**0**	**1.098.100**
402	01	00	00	Productos alimenticios y agropecuarios	4.500	0	0	0	0	0	4.500
402	01	01	00	Alimentos y bebidas para personas	4.500	0	0	0	0	0	4.500
402	05	00	00	Productos de papel, cartón e impresos	84.855	0	0	0	0	0	84.855
402	05	01	00	Pulpa de madera, papel y cartón	37.650	0	0	0	0	0	37.650
402	05	03	00	Productos de papel y cartón para oficina	41.375	0	0	0	0	0	41.375
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.830	0	0	0	0	0	5.830
402	06	00	00	Productos químicos y derivados	334.260	0	0	0	0	0	334.260
402	06	01	00	Sustancias químicas y de uso industrial	251.460	0	0	0	0	0	251.460

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119430 540135000 FORTALECIMIENTO DE LA GESTIÓN EN SALUD AMBIENTAL, CON ENFOQUE MULTISECTORIAL E INTEGRACIÓN DE ESFUERZOS DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LA DIRECCIÓN GENERAL DE SALUD AMBIENTAL DEL MPPS EN LA VIGILANCIA DE LOS FACTORES DE RIESGO AMBIENTAL (FÍSICOS, QUÍMICOS Y BIOLÓGICOS), PARA PROMOVER ESPACIOS LIBRES DE RIESGOS AMBIENTALES QUE COADYUVAN AL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 48.737

RESPONSABLE/EJECUTOR: SALUD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540135004 ESTABLECIMIENTO DE LINEAMIENTOS, POLÍTICAS PLANES, PROGRAMAS ASI COMO LA ADQUISICIÓN DE INSUMOS NECESARIOS PARA LA VIGILANCIA Y CONTROL DE LAS ENFERMEDADES METAXÉNICAS Y PARASITARIAS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 20.932

RESPONSABLE/EJECUTOR: DGSA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	27.800	0	0	0	0	0	27.800
402	06	06	00	Combustibles y lubricantes	25.000	0	0	0	0	0	25.000
402	06	08	00	Productos plásticos	30.000	0	0	0	0	0	30.000
402	08	00	00	Productos metálicos	210.162	0	0	0	0	0	210.162
402	08	01	00	Productos primarios de hierro y acero	30.162	0	0	0	0	0	30.162
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	30.000	0	0	0	0	0	30.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	150.000	0	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	464.323	0	0	0	0	0	464.323
402	10	01	00	Artículos de deporte, recreación y juguetes	25.000	0	0	0	0	0	25.000
402	10	02	00	Materiales y útiles de limpieza y aseo	15.000	0	0	0	0	0	15.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	106.618	0	0	0	0	0	106.618
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	57.220	0	0	0	0	0	57.220
402	10	07	00	Productos de seguridad en el trabajo	30.000	0	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	134.060	0	0	0	0	0	134.060
402	10	11	00	Materiales eléctricos	35.000	0	0	0	0	0	35.000
402	10	12	00	Materiales para instalaciones sanitarias	50.000	0	0	0	0	0	50.000
402	10	13	00	Materiales fotográficos	11.200	0	0	0	0	0	11.200
402	10	99	00	Otros productos y útiles diversos	225	0	0	0	0	0	225
403	**00**	**00**	**00**	**Servicios no personales**	**754.158**	**0**	**0**	**0**	**0**	**0**	**754.158**
403	04	00	00	Servicios básicos	60.000	0	0	0	0	0	60.000
403	04	04	00	Teléfonos	60.000	0	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	509.078	0	0	0	0	0	509.078
403	09	01	00	Viáticos y pasajes dentro del país	509.078	0	0	0	0	0	509.078
403	10	00	00	Servicios profesionales y técnicos	16.000	0	0	0	0	0	16.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119430 540135000 FORTALECIMIENTO DE LA GESTIÓN EN SALUD AMBIENTAL, CON ENFOQUE MULTISECTORIAL E INTEGRACIÓN DE ESFUERZOS DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LA DIRECCIÓN GENERAL DE SALUD AMBIENTAL DEL MPPS EN LA VIGILANCIA DE LOS FACTORES DE RIESGO AMBIENTAL (FÍSICOS, QUÍMICOS Y BIOLÓGICOS), PARA PROMOVER ESPACIOS LIBRES DE RIESGOS AMBIENTALES QUE COADYUVAN AL MEJORAMIENTO DE LA CALIDAD DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 48.737

RESPONSABLE/EJECUTOR: SALUD AMBIENTAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540135004 ESTABLECIMIENTO DE LINEAMIENTOS, POLÍTICAS PLANES, PROGRAMAS ASI COMO LA ADQUISICIÓN DE INSUMOS NECESARIOS PARA LA VIGILANCIA Y CONTROL DE LAS ENFERMEDADES METAXÉNICAS Y PARASITARIAS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 20.932

RESPONSABLE/EJECUTOR: DGSA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	16.000	0	0	0	0	0	16.000
403	18	00	00	Impuestos indirectos	169.080	0	0	0	0	0	169.080
403	18	01	00	Impuesto al valor agregado	169.080	0	0	0	0	0	169.080
404	**00**	**00**	**00**	**Activos reales**	**124.900**	**0**	**0**	**0**	**0**	0	**124.900**
404	01	00	00	Repuestos y reparaciones mayores	3.200	0	0	0	0	0	3.200
404	01	01	00	Repuestos mayores	3.200	0	0	0	0	0	3.200
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	3.200	0	0	0	0	0	3.200
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.000	0	0	0	0	0	4.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	4.000	0	0	0	0	0	4.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	13.000	0	0	0	0	0	13.000
404	05	01	00	Equipos de telecomunicaciones	13.000	0	0	0	0	0	13.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	17.400	0	0	0	0	0	17.400
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	17.400	0	0	0	0	0	17.400
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.800	0	0	0	0	0	3.800
404	07	02	00	Equipos de enseñanza, deporte y recreación	3.800	0	0	0	0	0	3.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	83.500	0	0	0	0	0	83.500
404	09	01	00	Mobiliario y equipos de oficina	12.560	0	0	0	0	0	12.560
404	09	02	00	Equipos de computación	34.440	0	0	0	0	0	34.440
404	09	03	00	Mobiliario y equipos de alojamiento	36.500	0	0	0	0	0	36.500
				Totales	**3.036.450**	**0**	**0**	**0**	**0**	0	**3.036.450**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119460 540136000 FORTALECIMIENTO DE LOS SISTEMAS DE INFORMACIÓN PARA EL ANÁLISIS DE LA SITUACIÓN DE SALUD, LA VIGILANCIA EPIDEMIOLÓGICA Y LAS ESTADÍSTICAS DE SALUD.

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 3.669

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.741.663**	**0**	**0**	**0**	**0**	**0**	**2.741.663**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.590.540	0	0	0	0	0	1.590.540
401	01	12	00	Salarios a obreros en puestos no permanentes	33.060	0	0	0	0	0	33.060
401	01	18	00	Remuneraciones al personal contratado	1.557.480	0	0	0	0	0	1.557.480
401	04	00	00	Complementos de sueldos y salarios	552.552	0	0	0	0	0	552.552
401	04	26	00	Bono compensatorio de alimentación al personal contratado	552.552	0	0	0	0	0	552.552
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	37.221	0	0	0	0	0	37.221
401	05	08	00	Bono vacacional al personal contratado	37.221	0	0	0	0	0	37.221
401	07	00	00	Asistencia socio-económica	201.999	0	0	0	0	0	201.999
401	07	33	00	Asistencia socio-económica al personal contratado	201.999	0	0	0	0	0	201.999
401	08	00	00	Prestaciones sociales e indemnizaciones	359.351	0	0	0	0	0	359.351
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	359.351	0	0	0	0	0	359.351
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.524.314**	**0**	**0**	**0**	**0**	**0**	**1.524.314**
402	01	00	00	Productos alimenticios y agropecuarios	55.000	0	0	0	0	0	55.000
402	01	01	00	Alimentos y bebidas para personas	55.000	0	0	0	0	0	55.000
402	03	00	00	Textiles y vestuarios	20.250	0	0	0	0	0	20.250
402	03	02	00	Prendas de vestir	20.250	0	0	0	0	0	20.250
402	05	00	00	Productos de papel, cartón e impresos	269.000	0	0	0	0	0	269.000
402	05	01	00	Pulpa de madera, papel y cartón	57.000	0	0	0	0	0	57.000
402	05	03	00	Productos de papel y cartón para oficina	132.000	0	0	0	0	0	132.000
402	05	04	00	Libros, revistas y periódicos	50.000	0	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	866.000	0	0	0	0	0	866.000
402	06	04	00	Productos farmacéuticos y medicamentos	816.000	0	0	0	0	0	816.000
402	06	08	00	Productos plásticos	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	314.064	0	0	0	0	0	314.064
402	10	02	00	Materiales y útiles de limpieza y aseo	50.000	0	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	30.185	0	0	0	0	0	30.185
402	10	08	00	Materiales para equipos de computación	231.000	0	0	0	0	0	231.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119460 540136000 FORTALECIMIENTO DE LOS SISTEMAS DE INFORMACIÓN PARA EL ANÁLISIS DE LA SITUACIÓN DE SALUD, LA VIGILANCIA EPIDEMIOLÓGICA Y LAS ESTADÍSTICAS DE SALUD.

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN

META: 3.669

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	2.879	0	0	0	0	0	2.879
403	**00**	**00**	**00**	**Servicios no personales**	**2.928.916**	**0**	**0**	**0**	**0**	**0**	**2.928.916**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.825.670	0	0	0	0	0	1.825.670
403	07	02	00	Imprenta y reproducción	1.690.670	0	0	0	0	0	1.690.670
403	07	03	00	Relaciones sociales	135.000	0	0	0	0	0	135.000
403	09	00	00	Viáticos y pasajes	320.000	0	0	0	0	0	320.000
403	09	01	00	Viáticos y pasajes dentro del país	320.000	0	0	0	0	0	320.000
403	10	00	00	Servicios profesionales y técnicos	165.000	0	0	0	0	0	165.000
403	10	07	00	Servicios de capacitación y adiestramiento	165.000	0	0	0	0	0	165.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	152.800	0	0	0	0	0	152.800
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	15.000	0	0	0	0	0	15.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	137.800	0	0	0	0	0	137.800
403	18	00	00	Impuestos indirectos	465.446	0	0	0	0	0	465.446
403	18	01	00	Impuesto al valor agregado	465.446	0	0	0	0	0	465.446
404	**00**	**00**	**00**	**Activos reales**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.000	0	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	240.000	0	0	0	0	0	240.000
404	09	01	00	Mobiliario y equipos de oficina	125.000	0	0	0	0	0	125.000
404	09	02	00	Equipos de computación	115.000	0	0	0	0	0	115.000
				Totales	**7.444.893**	**0**	**0**	**0**	**0**	**0**	**7.444.893**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 54 - 68

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119460 540136000 FORTALECIMIENTO DE LOS SISTEMAS DE INFORMACIÓN PARA EL ANÁLISIS DE LA SITUACIÓN DE SALUD, LA VIGILANCIA EPIDEMIOLÓGICA Y LAS ESTADÍSTICAS DE SALUD.

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 3.669

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119460 540136000 FORTALECIMIENTO DE LOS SISTEMAS DE INFORMACIÓN PARA EL ANÁLISIS DE LA SITUACIÓN DE SALUD, LA VIGILANCIA EPIDEMIOLÓGICA Y LAS ESTADÍSTICAS DE SALUD.

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 3.669

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540136001 IMPLEMENTACIÓN DE LOS SISTEMAS DE VIGILANCIA EPIDEMIOLÓGICA DE LAS ENFERMEDADES RESPIRATORIAS, FEBRILES ICTÉRICAS Y HEMORRÁGICAS ENTRE OTRAS, PARA SU PREVISIÓN Y CONTROL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 475

RESPONSABLE/EJECUTOR: DGE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.769.543**	0	0	0	0	0	**1.769.543**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.018.800	0	0	0	0	0	1.018.800
401	01	18	00	Remuneraciones al personal contratado	1.018.800	0	0	0	0	0	1.018.800
401	04	00	00	Complementos de sueldos y salarios	364.320	0	0	0	0	0	364.320
401	04	26	00	Bono compensatorio de alimentación al personal contratado	364.320	0	0	0	0	0	364.320
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	22.818	0	0	0	0	0	22.818
401	05	08	00	Bono vacacional al personal contratado	22.818	0	0	0	0	0	22.818
401	07	00	00	Asistencia socio-económica	129.388	0	0	0	0	0	129.388
401	07	33	00	Asistencia socio-económica al personal contratado	129.388	0	0	0	0	0	129.388
401	08	00	00	Prestaciones sociales e indemnizaciones	234.217	0	0	0	0	0	234.217
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	234.217	0	0	0	0	0	234.217
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**871.000**	0	0	0	0	0	**871.000**
402	05	00	00	Productos de papel, cartón e impresos	55.000	0	0	0	0	0	55.000
402	05	01	00	Pulpa de madera, papel y cartón	15.000	0	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	25.000	0	0	0	0	0	25.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	15.000	0	0	0	0	0	15.000
402	06	00	00	Productos químicos y derivados	816.000	0	0	0	0	0	816.000
402	06	04	00	Productos farmacéuticos y medicamentos	816.000	0	0	0	0	0	816.000
403	**00**	**00**	**00**	**Servicios no personales**	**148.702**	0	0	0	0	0	**148.702**
403	10	00	00	Servicios profesionales y técnicos	70.000	0	0	0	0	0	70.000
403	10	07	00	Servicios de capacitación y adiestramiento	70.000	0	0	0	0	0	70.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	49.702	0	0	0	0	0	49.702
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	49.702	0	0	0	0	0	49.702
403	18	00	00	Impuestos indirectos	29.000	0	0	0	0	0	29.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119460 540136000 FORTALECIMIENTO DE LOS SISTEMAS DE INFORMACIÓN PARA EL ANÁLISIS DE LA SITUACIÓN DE SALUD, LA VIGILANCIA EPIDEMIOLÓGICA Y LAS ESTADÍSTICAS DE SALUD.

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 3.669

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540136001 IMPLEMENTACIÓN DE LOS SISTEMAS DE VIGILANCIA EPIDEMIOLÓGICA DE LAS ENFERMEDADES RESPIRATORIAS, FEBRILES ICTÉRICAS Y HEMORRÁGICAS ENTRE OTRAS, PARA SU PREVISIÓN Y CONTROL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 475

RESPONSABLE/EJECUTOR: DGE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	29.000	0	0	0	0	0	29.000
				Totales	**2.789.245**	**0**	**0**	**0**	**0**	**0**	**2.789.245**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119460 540136000 FORTALECIMIENTO DE LOS SISTEMAS DE INFORMACIÓN PARA EL ANÁLISIS DE LA SITUACIÓN DE SALUD, LA VIGILANCIA EPIDEMIOLÓGICA Y LAS ESTADÍSTICAS DE SALUD.

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 3.669

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540136002 MONITOREO DE LOS SISTEMAS DE VIGILANCIA EPIDEMIOLÓGICA PARA LAS INTERVENCIONES SANITARIAS OPORTUNAS ANTE SITUACIONES DE ALERTA.

UNIDAD DE MEDIDA: BOLETÍN **META:** 464

RESPONSABLE/EJECUTOR: DGE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**189.000**	**0**	**0**	**0**	**0**	0	**189.000**
402	01	00	00	Productos alimenticios y agropecuarios	15.000	0	0	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	64.000	0	0	0	0	0	64.000
402	05	01	00	Pulpa de madera, papel y cartón	12.000	0	0	0	0	0	12.000
402	05	03	00	Productos de papel y cartón para oficina	52.000	0	0	0	0	0	52.000
402	06	00	00	Productos químicos y derivados	20.000	0	0	0	0	0	20.000
402	06	08	00	Productos plásticos	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	90.000	0	0	0	0	0	90.000
402	10	02	00	Materiales y útiles de limpieza y aseo	15.000	0	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	75.000	0	0	0	0	0	75.000
403	**00**	**00**	**00**	**Servicios no personales**	**220.923**	**0**	**0**	**0**	**0**	0	**220.923**
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	120.000	0	0	0	0	0	120.000
403	09	01	00	Viáticos y pasajes dentro del país	120.000	0	0	0	0	0	120.000
403	18	00	00	Impuestos indirectos	50.923	0	0	0	0	0	50.923
403	18	01	00	Impuesto al valor agregado	50.923	0	0	0	0	0	50.923
404	**00**	**00**	**00**	**Activos reales**	**115.000**	**0**	**0**	**0**	**0**	0	**115.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	115.000	0	0	0	0	0	115.000
404	09	01	00	Mobiliario y equipos de oficina	80.000	0	0	0	0	0	80.000
404	09	02	00	Equipos de computación	35.000	0	0	0	0	0	35.000
				Totales	**524.923**	**0**	**0**	**0**	**0**	0	**524.923**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119460 540136000 FORTALECIMIENTO DE LOS SISTEMAS DE INFORMACIÓN PARA EL ANÁLISIS DE LA SITUACIÓN DE SALUD, LA VIGILANCIA EPIDEMIOLÓGICA Y LAS ESTADÍSTICAS DE SALUD.

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 3.669

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540136003 DESARROLLO DE ESTRATEGIAS EN EL USO ADECUADO Y PERMANENTE DE LA METODOLOGÍA DE ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA PARA LA TOMA DE DECISIONES EN LOS ÁMBITOS NACIONAL, ESTADAL Y MUNICIPAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD.

UNIDAD DE MEDIDA: INFORME **META:** 430

RESPONSABLE/EJECUTOR: DGE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**331.692**	**0**	**0**	**0**	**0**	0	**331.692**
401	01	00	00	Sueldos, salarios y otras retribuciones	194.424	0	0	0	0	0	194.424
401	01	18	00	Remuneraciones al personal contratado	194.424	0	0	0	0	0	194.424
401	04	00	00	Complementos de sueldos y salarios	66.792	0	0	0	0	0	66.792
401	04	26	00	Bono compensatorio de alimentación al personal contratado	66.792	0	0	0	0	0	66.792
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.726	0	0	0	0	0	4.726
401	05	08	00	Bono vacacional al personal contratado	4.726	0	0	0	0	0	4.726
401	07	00	00	Asistencia socio-económica	24.692	0	0	0	0	0	24.692
401	07	33	00	Asistencia socio-económica al personal contratado	24.692	0	0	0	0	0	24.692
401	08	00	00	Prestaciones sociales e indemnizaciones	41.058	0	0	0	0	0	41.058
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	41.058	0	0	0	0	0	41.058
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**136.000**	**0**	**0**	**0**	**0**	0	**136.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	30.000	0	0	0	0	0	30.000
402	05	01	00	Pulpa de madera, papel y cartón	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	15.000	0	0	0	0	0	15.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	10.000	0	0	0	0	0	10.000
402	06	08	00	Productos plásticos	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	86.000	0	0	0	0	0	86.000
402	10	02	00	Materiales y útiles de limpieza y aseo	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	66.000	0	0	0	0	0	66.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119460 540136000 FORTALECIMIENTO DE LOS SISTEMAS DE INFORMACIÓN PARA EL ANÁLISIS DE LA SITUACIÓN DE SALUD, LA VIGILANCIA EPIDEMIOLÓGICA Y LAS ESTADÍSTICAS DE SALUD.

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 3.669

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540136003 DESARROLLO DE ESTRATEGIAS EN EL USO ADECUADO Y PERMANENTE DE LA METODOLOGÍA DE ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA PARA LA TOMA DE DECISIONES EN LOS ÁMBITOS NACIONAL, ESTADAL Y MUNICIPAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD.

UNIDAD DE MEDIDA: INFORME **META:** 430

RESPONSABLE/EJECUTOR: DGE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**262.523**	**0**	**0**	**0**	**0**	0	**262.523**
403	07	00	00	Servicios de información, impresión y relaciones públicas	95.000	0	0	0	0	0	95.000
403	07	02	00	Imprenta y reproducción	70.000	0	0	0	0	0	70.000
403	07	03	00	Relaciones sociales	25.000	0	0	0	0	0	25.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	25.000	0	0	0	0	0	25.000
403	10	07	00	Servicios de capacitación y adiestramiento	25.000	0	0	0	0	0	25.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	82.523	0	0	0	0	0	82.523
403	18	01	00	Impuesto al valor agregado	82.523	0	0	0	0	0	82.523
404	**00**	**00**	**00**	**Activos reales**	**40.000**	**0**	**0**	**0**	**0**	0	**40.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	0	40.000
404	09	02	00	Equipos de computación	40.000	0	0	0	0	0	40.000
				Totales	**770.215**	**0**	**0**	**0**	**0**	0	**770.215**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119460 540136000 FORTALECIMIENTO DE LOS SISTEMAS DE INFORMACIÓN PARA EL ANÁLISIS DE LA SITUACIÓN DE SALUD, LA VIGILANCIA EPIDEMIOLÓGICA Y LAS ESTADÍSTICAS DE SALUD.

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 3.669

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540136004 FORTALECIMIENTO AL SISTEMA DE INFORMACIÓN Y ESTADÍSTICAS DE NATALIDAD, MORBILIDAD HOSPITALARIA Y MORTALIDAD.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1.100

RESPONSABLE/EJECUTOR: DGE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**135.485**	0	0	0	0	0	**135.485**
401	01	00	00	Sueldos, salarios y otras retribuciones	77.616	0	0	0	0	0	77.616
401	01	12	00	Salarios a obreros en puestos no permanentes	10.740	0	0	0	0	0	10.740
401	01	18	00	Remuneraciones al personal contratado	66.876	0	0	0	0	0	66.876
401	04	00	00	Complementos de sueldos y salarios	30.360	0	0	0	0	0	30.360
401	04	26	00	Bono compensatorio de alimentación al personal contratado	30.360	0	0	0	0	0	30.360
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.621	0	0	0	0	0	1.621
401	05	08	00	Bono vacacional al personal contratado	1.621	0	0	0	0	0	1.621
401	07	00	00	Asistencia socio-económica	9.857	0	0	0	0	0	9.857
401	07	33	00	Asistencia socio-económica al personal contratado	9.857	0	0	0	0	0	9.857
401	08	00	00	Prestaciones sociales e indemnizaciones	16.031	0	0	0	0	0	16.031
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	16.031	0	0	0	0	0	16.031
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**142.185**	0	0	0	0	0	**142.185**
402	01	00	00	Productos alimenticios y agropecuarios	15.000	0	0	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	40.000	0	0	0	0	0	40.000
402	05	01	00	Pulpa de madera, papel y cartón	15.000	0	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	25.000	0	0	0	0	0	25.000
402	06	00	00	Productos químicos y derivados	10.000	0	0	0	0	0	10.000
402	06	08	00	Productos plásticos	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	77.185	0	0	0	0	0	77.185
402	10	02	00	Materiales y útiles de limpieza y aseo	15.000	0	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.185	0	0	0	0	0	12.185
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119460 540136000 FORTALECIMIENTO DE LOS SISTEMAS DE INFORMACIÓN PARA EL ANÁLISIS DE LA SITUACIÓN DE SALUD, LA VIGILANCIA EPIDEMIOLÓGICA Y LAS ESTADÍSTICAS DE SALUD.

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 3.669

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540136004 FORTALECIMIENTO AL SISTEMA DE INFORMACIÓN Y ESTADÍSTICAS DE NATALIDAD, MORBILIDAD HOSPITALARIA Y MORTALIDAD.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1.100

RESPONSABLE/EJECUTOR: DGE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.934.670**	**0**	**0**	**0**	**0**	**0**	**1.934.670**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.580.670	0	0	0	0	0	1.580.670
403	07	02	00	Imprenta y reproducción	1.580.670	0	0	0	0	0	1.580.670
403	09	00	00	Viáticos y pasajes	70.000	0	0	0	0	0	70.000
403	09	01	00	Viáticos y pasajes dentro del país	70.000	0	0	0	0	0	70.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	40.000	0	0	0	0	0	40.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	244.000	0	0	0	0	0	244.000
403	18	01	00	Impuesto al valor agregado	244.000	0	0	0	0	0	244.000
404	**00**	**00**	**00**	**Activos reales**	**65.000**	**0**	**0**	**0**	**0**	**0**	**65.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	65.000	0	0	0	0	0	65.000
404	09	01	00	Mobiliario y equipos de oficina	45.000	0	0	0	0	0	45.000
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
				Totales	**2.277.340**	**0**	**0**	**0**	**0**	**0**	**2.277.340**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119460 540136000 FORTALECIMIENTO DE LOS SISTEMAS DE INFORMACIÓN PARA EL ANÁLISIS DE LA SITUACIÓN DE SALUD, LA VIGILANCIA EPIDEMIOLÓGICA Y LAS ESTADÍSTICAS DE SALUD.

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 3.669

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540136005 DESARROLLO DE LA METODOLOGÍA DE CARACTERIZACIÓN DE EVENTOS DE SALUD EN LOS SISTEMAS DE INFORMACIÓN PARA EL ANÁLISIS DE LA SITUACIÓN DE SALUD, VIGILANCIA EPIDEMIOLÓGICA Y LAS ESTADÍSTICAS DE SALUD, GARANTIZANDO INFORMACIÓN EPIDEMIOLÓGICA CONFIABLE Y ACTUALIZADA.

UNIDAD DE MEDIDA: BOLETÍN **META:** 1.200

RESPONSABLE/EJECUTOR: DGE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**504.943**	0	0	0	0	0	**504.943**
401	01	00	00	Sueldos, salarios y otras retribuciones	299.700	0	0	0	0	0	299.700
401	01	12	00	Salarios a obreros en puestos no permanentes	22.320	0	0	0	0	0	22.320
401	01	18	00	Remuneraciones al personal contratado	277.380	0	0	0	0	0	277.380
401	04	00	00	Complementos de sueldos y salarios	91.080	0	0	0	0	0	91.080
401	04	26	00	Bono compensatorio de alimentación al personal contratado	91.080	0	0	0	0	0	91.080
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.056	0	0	0	0	0	8.056
401	05	08	00	Bono vacacional al personal contratado	8.056	0	0	0	0	0	8.056
401	07	00	00	Asistencia socio-económica	38.062	0	0	0	0	0	38.062
401	07	33	00	Asistencia socio-económica al personal contratado	38.062	0	0	0	0	0	38.062
401	08	00	00	Prestaciones sociales e indemnizaciones	68.045	0	0	0	0	0	68.045
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	68.045	0	0	0	0	0	68.045
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**186.129**	0	0	0	0	0	**186.129**
402	01	00	00	Productos alimenticios y agropecuarios	15.000	0	0	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	0	15.000
402	03	00	00	Textiles y vestuarios	20.250	0	0	0	0	0	20.250
402	03	02	00	Prendas de vestir	20.250	0	0	0	0	0	20.250
402	05	00	00	Productos de papel, cartón e impresos	80.000	0	0	0	0	0	80.000
402	05	01	00	Pulpa de madera, papel y cartón	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	15.000	0	0	0	0	0	15.000
402	05	04	00	Libros, revistas y periódicos	50.000	0	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	10.000	0	0	0	0	0	10.000
402	06	08	00	Productos plásticos	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119460 540136000 FORTALECIMIENTO DE LOS SISTEMAS DE INFORMACIÓN PARA EL ANÁLISIS DE LA SITUACIÓN DE SALUD, LA VIGILANCIA EPIDEMIOLÓGICA Y LAS ESTADÍSTICAS DE SALUD.

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 3.669

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540136005 DESARROLLO DE LA METODOLOGÍA DE CARACTERIZACIÓN DE EVENTOS DE SALUD EN LOS SISTEMAS DE INFORMACIÓN PARA EL ANÁLISIS DE LA SITUACIÓN DE SALUD, VIGILANCIA EPIDEMIOLÓGICA Y LAS ESTADÍSTICAS DE SALUD, GARANTIZANDO INFORMACIÓN EPIDEMIOLÓGICA CONFIABLE Y ACTUALIZADA.

UNIDAD DE MEDIDA: BOLETÍN **META:** 1.200

RESPONSABLE/EJECUTOR: DGE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	60.879	0	0	0	0	0	60.879
402	10	02	00	Materiales y útiles de limpieza y aseo	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	08	00	Materiales para equipos de computación	40.000	0	0	0	0	0	40.000
402	10	11	00	Materiales eléctricos	2.879	0	0	0	0	0	2.879
403	**00**	**00**	**00**	**Servicios no personales**	**362.098**	**0**	**0**	**0**	**0**	**0**	**362.098**
403	07	00	00	Servicios de información, impresión y relaciones públicas	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	40.000	0	0	0	0	0	40.000
403	07	03	00	Relaciones sociales	60.000	0	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	80.000	0	0	0	0	0	80.000
403	09	01	00	Viáticos y pasajes dentro del país	80.000	0	0	0	0	0	80.000
403	10	00	00	Servicios profesionales y técnicos	70.000	0	0	0	0	0	70.000
403	10	07	00	Servicios de capacitación y adiestramiento	70.000	0	0	0	0	0	70.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	53.098	0	0	0	0	0	53.098
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	15.000	0	0	0	0	0	15.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	38.098	0	0	0	0	0	38.098
403	18	00	00	Impuestos indirectos	59.000	0	0	0	0	0	59.000
403	18	01	00	Impuesto al valor agregado	59.000	0	0	0	0	0	59.000
404	**00**	**00**	**00**	**Activos reales**	**30.000**	**0**	**0**	**0**	**0**	**0**	**30.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.000	0	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
				Totales	**1.083.170**	**0**	**0**	**0**	**0**	**0**	**1.083.170**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119461 540137000 PREVENCIÓN Y CONTROL DE ENFERMEDADES INFECCIOSAS A TRAVÉS DE LA IMPLEMENTACIÓN DE LAS CAPACIDADES BÁSICAS DE EVENTOS DE SALUD PÚBLICA DE IMPORTANCIA NACIONAL (ESPIN) E INTERNACIONAL (ESPII), EN EL MARCO DEL REGLAMENTO SANITARIO INTERNACIONAL EN LOS PUNTOS DE ENTRADAS INTERNACIONALES.

OBJETIVO DEL PROYECTO: PREVENIR Y/O CONTROLAR LA PROPAGACIÓN DE ENFERMEDADES INFECCIOSAS A TRAVÉS DEL FORTALECIMIENTO DE LA INVESTIGACIÓN, COMUNICACIÓN E INTERVENCIÓN DE EVENTOS DE SALUD PÚBLICA DE IMPORTANCIA NACIONAL (ESPIN) E INTERNACIONAL (ESPII), EN EL MARCO DEL REGLAMENTO SANITARIO INTERNACIONAL EN LOS PUNTOS DE ENTRADAS INTERNACIONALES.

UNIDAD DE MEDIDA: PUESTO **META:** 3

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**748.432**	**0**	**0**	**0**	**0**	**0**	**748.432**
401	01	00	00	Sueldos, salarios y otras retribuciones	364.986	0	0	0	0	0	364.986
401	01	18	00	Remuneraciones al personal contratado	364.986	0	0	0	0	0	364.986
401	04	00	00	Complementos de sueldos y salarios	152.065	0	0	0	0	0	152.065
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	9.505	0	0	0	0	0	9.505
401	04	26	00	Bono compensatorio de alimentación al personal contratado	142.560	0	0	0	0	0	142.560
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	106.455	0	0	0	0	0	106.455
401	05	07	00	Aguinaldos al personal contratado	91.247	0	0	0	0	0	91.247
401	05	08	00	Bono vacacional al personal contratado	15.208	0	0	0	0	0	15.208
401	07	00	00	Asistencia socio-económica	46.353	0	0	0	0	0	46.353
401	07	33	00	Asistencia socio-económica al personal contratado	46.353	0	0	0	0	0	46.353
401	08	00	00	Prestaciones sociales e indemnizaciones	78.573	0	0	0	0	0	78.573
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	78.573	0	0	0	0	0	78.573
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**266.876**	**0**	**0**	**0**	**0**	**0**	**266.876**
402	01	00	00	Productos alimenticios y agropecuarios	23.056	0	0	0	0	0	23.056
402	01	01	00	Alimentos y bebidas para personas	23.056	0	0	0	0	0	23.056
402	05	00	00	Productos de papel, cartón e impresos	71.784	0	0	0	0	0	71.784
402	05	03	00	Productos de papel y cartón para oficina	71.784	0	0	0	0	0	71.784
402	06	00	00	Productos químicos y derivados	14.228	0	0	0	0	0	14.228
402	06	03	00	Tintas, pinturas y colorantes	11.900	0	0	0	0	0	11.900
402	06	08	00	Productos plásticos	2.328	0	0	0	0	0	2.328
402	10	00	00	Productos varios y útiles diversos	157.808	0	0	0	0	0	157.808
402	10	02	00	Materiales y útiles de limpieza y aseo	15.418	0	0	0	0	0	15.418
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.200	0	0	0	0	0	1.200
402	10	08	00	Materiales para equipos de computación	141.190	0	0	0	0	0	141.190
403	**00**	**00**	**00**	**Servicios no personales**	**678.358**	**0**	**0**	**0**	**0**	**0**	**678.358**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119461 540137000 PREVENCIÓN Y CONTROL DE ENFERMEDADES INFECCIOSAS A TRAVÉS DE LA IMPLEMENTACIÓN DE LAS CAPACIDADES BÁSICAS DE EVENTOS DE SALUD PÚBLICA DE IMPORTANCIA NACIONAL (ESPIN) E INTERNACIONAL (ESPII), EN EL MARCO DEL REGLAMENTO SANITARIO INTERNACIONAL EN LOS PUNTOS DE ENTRADAS INTERNACIONALES.

OBJETIVO DEL PROYECTO: PREVENIR Y/O CONTROLAR LA PROPAGACIÓN DE ENFERMEDADES INFECCIOSAS A TRAVÉS DEL FORTALECIMIENTO DE LA INVESTIGACIÓN, COMUNICACIÓN E INTERVENCIÓN DE EVENTOS DE SALUD PÚBLICA DE IMPORTANCIA NACIONAL (ESPIN) E INTERNACIONAL (ESPII), EN EL MARCO DEL REGLAMENTO SANITARIO INTERNACIONAL EN LOS PUNTOS DE ENTRADAS INTERNACIONALES.

UNIDAD DE MEDIDA: PUESTO **META:** 3

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	232.650	0	0	0	0	0	232.650
403	07	02	00	Imprenta y reproducción	162.250	0	0	0	0	0	162.250
403	07	03	00	Relaciones sociales	70.400	0	0	0	0	0	70.400
403	09	00	00	Viáticos y pasajes	247.268	0	0	0	0	0	247.268
403	09	01	00	Viáticos y pasajes dentro del país	247.268	0	0	0	0	0	247.268
403	18	00	00	Impuestos indirectos	190.000	0	0	0	0	0	190.000
403	18	01	00	Impuesto al valor agregado	190.000	0	0	0	0	0	190.000
403	99	00	00	Otros servicios no personales	8.440	0	0	0	0	0	8.440
403	99	01	00	Otros servicios no personales	8.440	0	0	0	0	0	8.440
404	**00**	**00**	**00**	**Activos reales**	**628.888**	**0**	**0**	**0**	**0**	**0**	**628.888**
404	05	00	00	Equipos de comunicaciones y de señalamiento	27.300	0	0	0	0	0	27.300
404	05	01	00	Equipos de telecomunicaciones	27.300	0	0	0	0	0	27.300
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	45.012	0	0	0	0	0	45.012
404	07	02	00	Equipos de enseñanza, deporte y recreación	45.012	0	0	0	0	0	45.012
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	536.576	0	0	0	0	0	536.576
404	09	02	00	Equipos de computación	536.576	0	0	0	0	0	536.576
404	11	00	00	Inmuebles, maquinaria y equipos usados	20.000	0	0	0	0	0	20.000
404	11	05	00	Adquisición de maquinaria y equipos usados	20.000	0	0	0	0	0	20.000
404	11	05	03	Equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
				Totales	**2.322.554**	**0**	**0**	**0**	**0**	**0**	**2.322.554**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119461 540137000 PREVENCIÓN Y CONTROL DE ENFERMEDADES INFECCIOSAS A TRAVÉS DE LA IMPLEMENTACIÓN DE LAS CAPACIDADES BÁSICAS DE EVENTOS DE SALUD PÚBLICA DE IMPORTANCIA NACIONAL (ESPIN) E INTERNACIONAL (ESPII), EN EL MARCO DEL REGLAMENTO SANITARIO INTERNACIONAL EN LOS PUNTOS DE ENTRADAS INTERNACIONALES.

OBJETIVO DEL PROYECTO: PREVENIR Y/O CONTROLAR LA PROPAGACIÓN DE ENFERMEDADES INFECCIOSAS A TRAVÉS DEL FORTALECIMIENTO DE LA INVESTIGACIÓN, COMUNICACIÓN E INTERVENCIÓN DE EVENTOS DE SALUD PÚBLICA DE IMPORTANCIA NACIONAL (ESPIN) E INTERNACIONAL (ESPII), EN EL MARCO DEL REGLAMENTO SANITARIO INTERNACIONAL EN LOS PUNTOS DE ENTRADAS INTERNACIONALES.

UNIDAD DE MEDIDA: PUESTO

META: 3

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119461 540137000 PREVENCIÓN Y CONTROL DE ENFERMEDADES INFECCIOSAS A TRAVÉS DE LA IMPLEMENTACIÓN DE LAS CAPACIDADES BÁSICAS DE EVENTOS DE SALUD PÚBLICA DE IMPORTANCIA NACIONAL (ESPIN) E INTERNACIONAL (ESPII), EN EL MARCO DEL REGLAMENTO SANITARIO INTERNACIONAL EN LOS PUNTOS DE ENTRADAS INTERNACIONALES.

OBJETIVO DEL PROYECTO: PREVENIR Y/O CONTROLAR LA PROPAGACIÓN DE ENFERMEDADES INFECCIOSAS A TRAVÉS DEL FORTALECIMIENTO DE LA INVESTIGACIÓN, COMUNICACIÓN E INTERVENCIÓN DE EVENTOS DE SALUD PÚBLICA DE IMPORTANCIA NACIONAL (ESPIN) E INTERNACIONAL (ESPII), EN EL MARCO DEL REGLAMENTO SANITARIO INTERNACIONAL EN LOS PUNTOS DE ENTRADAS INTERNACIONALES.

UNIDAD DE MEDIDA: PUESTO **META:** 3

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540137001 IMPLEMENTACIÓN DE LOS PUESTOS DE INVESTIGACIÓN DE EVENTOS DE SALUD PÚBLICA DE INTERÉS NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: PUESTO **META:** 3

RESPONSABLE/EJECUTOR: DGE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**748.432**	**0**	**0**	**0**	**0**	**0**	**748.432**
401	01	00	00	Sueldos, salarios y otras retribuciones	364.986	0	0	0	0	0	364.986
401	01	18	00	Remuneraciones al personal contratado	364.986	0	0	0	0	0	364.986
401	04	00	00	Complementos de sueldos y salarios	152.065	0	0	0	0	0	152.065
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	9.505	0	0	0	0	0	9.505
401	04	26	00	Bono compensatorio de alimentación al personal contratado	142.560	0	0	0	0	0	142.560
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	106.455	0	0	0	0	0	106.455
401	05	07	00	Aguinaldos al personal contratado	91.247	0	0	0	0	0	91.247
401	05	08	00	Bono vacacional al personal contratado	15.208	0	0	0	0	0	15.208
401	07	00	00	Asistencia socio-económica	46.353	0	0	0	0	0	46.353
401	07	33	00	Asistencia socio-económica al personal contratado	46.353	0	0	0	0	0	46.353
401	08	00	00	Prestaciones sociales e indemnizaciones	78.573	0	0	0	0	0	78.573
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	78.573	0	0	0	0	0	78.573
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**134.012**	**0**	**0**	**0**	**0**	**0**	**134.012**
402	01	00	00	Productos alimenticios y agropecuarios	3.964	0	0	0	0	0	3.964
402	01	01	00	Alimentos y bebidas para personas	3.964	0	0	0	0	0	3.964
402	05	00	00	Productos de papel, cartón e impresos	4.740	0	0	0	0	0	4.740
402	05	03	00	Productos de papel y cartón para oficina	4.740	0	0	0	0	0	4.740
402	06	00	00	Productos químicos y derivados	388	0	0	0	0	0	388
402	06	08	00	Productos plásticos	388	0	0	0	0	0	388
402	10	00	00	Productos varios y útiles diversos	124.920	0	0	0	0	0	124.920
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	240	0	0	0	0	0	240

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119461 540137000 PREVENCIÓN Y CONTROL DE ENFERMEDADES INFECCIOSAS A TRAVÉS DE LA IMPLEMENTACIÓN DE LAS CAPACIDADES BÁSICAS DE EVENTOS DE SALUD PÚBLICA DE IMPORTANCIA NACIONAL (ESPIN) E INTERNACIONAL (ESPII), EN EL MARCO DEL REGLAMENTO SANITARIO INTERNACIONAL EN LOS PUNTOS DE ENTRADAS INTERNACIONALES.

OBJETIVO DEL PROYECTO: PREVENIR Y/O CONTROLAR LA PROPAGACIÓN DE ENFERMEDADES INFECCIOSAS A TRAVÉS DEL FORTALECIMIENTO DE LA INVESTIGACIÓN, COMUNICACIÓN E INTERVENCIÓN DE EVENTOS DE SALUD PÚBLICA DE IMPORTANCIA NACIONAL (ESPIN) E INTERNACIONAL (ESPII), EN EL MARCO DEL REGLAMENTO SANITARIO INTERNACIONAL EN LOS PUNTOS DE ENTRADAS INTERNACIONALES.

UNIDAD DE MEDIDA: PUESTO **META:** 3

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540137001 IMPLEMENTACIÓN DE LOS PUESTOS DE INVESTIGACIÓN DE EVENTOS DE SALUD PÚBLICA DE INTERÉS NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: PUESTO **META:** 3

RESPONSABLE/EJECUTOR: DGE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	124.680	0	0	0	0	0	124.680
403	**00**	**00**	**00**	**Servicios no personales**	**203.299**	**0**	**0**	**0**	**0**	0	**203.299**
403	07	00	00	Servicios de información, impresión y relaciones públicas	71.650	0	0	0	0	0	71.650
403	07	02	00	Imprenta y reproducción	30.250	0	0	0	0	0	30.250
403	07	03	00	Relaciones sociales	41.400	0	0	0	0	0	41.400
403	09	00	00	Viáticos y pasajes	74.368	0	0	0	0	0	74.368
403	09	01	00	Viáticos y pasajes dentro del país	74.368	0	0	0	0	0	74.368
403	18	00	00	Impuestos indirectos	55.000	0	0	0	0	0	55.000
403	18	01	00	Impuesto al valor agregado	55.000	0	0	0	0	0	55.000
403	99	00	00	Otros servicios no personales	2.281	0	0	0	0	0	2.281
403	99	01	00	Otros servicios no personales	2.281	0	0	0	0	0	2.281
404	**00**	**00**	**00**	**Activos reales**	**126.758**	**0**	**0**	**0**	**0**	0	**126.758**
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.500	0	0	0	0	0	4.500
404	05	01	00	Equipos de telecomunicaciones	4.500	0	0	0	0	0	4.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.152	0	0	0	0	0	3.152
404	07	02	00	Equipos de enseñanza, deporte y recreación	3.152	0	0	0	0	0	3.152
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	109.106	0	0	0	0	0	109.106
404	09	02	00	Equipos de computación	109.106	0	0	0	0	0	109.106
404	11	00	00	Inmuebles, maquinaria y equipos usados	10.000	0	0	0	0	0	10.000
404	11	05	00	Adquisición de maquinaria y equipos usados	10.000	0	0	0	0	0	10.000
404	11	05	03	Equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
				Totales	**1.212.501**	**0**	**0**	**0**	**0**	0	**1.212.501**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119461 540137000 PREVENCIÓN Y CONTROL DE ENFERMEDADES INFECCIOSAS A TRAVÉS DE LA IMPLEMENTACIÓN DE LAS CAPACIDADES BÁSICAS DE EVENTOS DE SALUD PÚBLICA DE IMPORTANCIA NACIONAL (ESPIN) E INTERNACIONAL (ESPII), EN EL MARCO DEL REGLAMENTO SANITARIO INTERNACIONAL EN LOS PUNTOS DE ENTRADAS INTERNACIONALES.

OBJETIVO DEL PROYECTO: PREVENIR Y/O CONTROLAR LA PROPAGACIÓN DE ENFERMEDADES INFECCIOSAS A TRAVÉS DEL FORTALECIMIENTO DE LA INVESTIGACIÓN, COMUNICACIÓN E INTERVENCIÓN DE EVENTOS DE SALUD PÚBLICA DE IMPORTANCIA NACIONAL (ESPIN) E INTERNACIONAL (ESPII), EN EL MARCO DEL REGLAMENTO SANITARIO INTERNACIONAL EN LOS PUNTOS DE ENTRADAS INTERNACIONALES.

UNIDAD DE MEDIDA: PUESTO **META:** 3

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540137002 DESARROLLO DE ESTRATEGIAS COMUNICACIONALES EN LOS PUNTOS DE ENTRADA QUE ACTIVEN LOS SISTEMAS DE ALERTA Y RESPUESTA EFICACES ANTE EVENTOS DE SALUD PÚBLICA DE INTERÉS NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 10

RESPONSABLE/EJECUTOR: DGE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**65.947**	**0**	**0**	**0**	**0**	0	**65.947**
402	01	00	00	Productos alimenticios y agropecuarios	9.546	0	0	0	0	0	9.546
402	01	01	00	Alimentos y bebidas para personas	9.546	0	0	0	0	0	9.546
402	05	00	00	Productos de papel, cartón e impresos	33.522	0	0	0	0	0	33.522
402	05	03	00	Productos de papel y cartón para oficina	33.522	0	0	0	0	0	33.522
402	06	00	00	Productos químicos y derivados	6.920	0	0	0	0	0	6.920
402	06	03	00	Tintas, pinturas y colorantes	5.950	0	0	0	0	0	5.950
402	06	08	00	Productos plásticos	970	0	0	0	0	0	970
402	10	00	00	Productos varios y útiles diversos	15.959	0	0	0	0	0	15.959
402	10	02	00	Materiales y útiles de limpieza y aseo	7.224	0	0	0	0	0	7.224
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	480	0	0	0	0	0	480
402	10	08	00	Materiales para equipos de computación	8.255	0	0	0	0	0	8.255
403	**00**	**00**	**00**	**Servicios no personales**	**172.159**	**0**	**0**	**0**	**0**	0	**172.159**
403	07	00	00	Servicios de información, impresión y relaciones públicas	31.000	0	0	0	0	0	31.000
403	07	02	00	Imprenta y reproducción	16.500	0	0	0	0	0	16.500
403	07	03	00	Relaciones sociales	14.500	0	0	0	0	0	14.500
403	09	00	00	Viáticos y pasajes	83.650	0	0	0	0	0	83.650
403	09	01	00	Viáticos y pasajes dentro del país	83.650	0	0	0	0	0	83.650
403	18	00	00	Impuestos indirectos	55.000	0	0	0	0	0	55.000
403	18	01	00	Impuesto al valor agregado	55.000	0	0	0	0	0	55.000
403	99	00	00	Otros servicios no personales	2.509	0	0	0	0	0	2.509
403	99	01	00	Otros servicios no personales	2.509	0	0	0	0	0	2.509

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119461 540137000 PREVENCIÓN Y CONTROL DE ENFERMEDADES INFECCIOSAS A TRAVÉS DE LA IMPLEMENTACIÓN DE LAS CAPACIDADES BÁSICAS DE EVENTOS DE SALUD PÚBLICA DE IMPORTANCIA NACIONAL (ESPIN) E INTERNACIONAL (ESPII), EN EL MARCO DEL REGLAMENTO SANITARIO INTERNACIONAL EN LOS PUNTOS DE ENTRADAS INTERNACIONALES.

OBJETIVO DEL PROYECTO: PREVENIR Y/O CONTROLAR LA PROPAGACIÓN DE ENFERMEDADES INFECCIOSAS A TRAVÉS DEL FORTALECIMIENTO DE LA INVESTIGACIÓN, COMUNICACIÓN E INTERVENCIÓN DE EVENTOS DE SALUD PÚBLICA DE IMPORTANCIA NACIONAL (ESPIN) E INTERNACIONAL (ESPII), EN EL MARCO DEL REGLAMENTO SANITARIO INTERNACIONAL EN LOS PUNTOS DE ENTRADAS INTERNACIONALES.

UNIDAD DE MEDIDA: PUESTO **META:** 3

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540137002 DESARROLLO DE ESTRATEGIAS COMUNICACIONALES EN LOS PUNTOS DE ENTRADA QUE ACTIVEN LOS SISTEMAS DE ALERTA Y RESPUESTA EFICACES ANTE EVENTOS DE SALUD PÚBLICA DE INTERÉS NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 10

RESPONSABLE/EJECUTOR: DGE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**170.820**	**0**	**0**	**0**	**0**	**0**	**170.820**
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.400	0	0	0	0	0	7.400
404	05	01	00	Equipos de telecomunicaciones	7.400	0	0	0	0	0	7.400
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	20.930	0	0	0	0	0	20.930
404	07	02	00	Equipos de enseñanza, deporte y recreación	20.930	0	0	0	0	0	20.930
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	142.490	0	0	0	0	0	142.490
404	09	02	00	Equipos de computación	142.490	0	0	0	0	0	142.490
				Totales	**408.926**	**0**	**0**	**0**	**0**	**0**	**408.926**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119461 540137000 PREVENCIÓN Y CONTROL DE ENFERMEDADES INFECCIOSAS A TRAVÉS DE LA IMPLEMENTACIÓN DE LAS CAPACIDADES BÁSICAS DE EVENTOS DE SALUD PÚBLICA DE IMPORTANCIA NACIONAL (ESPIN) E INTERNACIONAL (ESPII), EN EL MARCO DEL REGLAMENTO SANITARIO INTERNACIONAL EN LOS PUNTOS DE ENTRADAS INTERNACIONALES.

OBJETIVO DEL PROYECTO: PREVENIR Y/O CONTROLAR LA PROPAGACIÓN DE ENFERMEDADES INFECCIOSAS A TRAVÉS DEL FORTALECIMIENTO DE LA INVESTIGACIÓN, COMUNICACIÓN E INTERVENCIÓN DE EVENTOS DE SALUD PÚBLICA DE IMPORTANCIA NACIONAL (ESPIN) E INTERNACIONAL (ESPII), EN EL MARCO DEL REGLAMENTO SANITARIO INTERNACIONAL EN LOS PUNTOS DE ENTRADAS INTERNACIONALES.

UNIDAD DE MEDIDA: PUESTO **META:** 3

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540137003 DESARROLLO DE PROTOCOLOS Y PROCEDIMIENTOS ESTANDARIZADOS EN LAS INTERVENCIONES EN LA APLICACIÓN DE MEDIDAS DE CONTROL Y RESPUESTA A EVENTOS DE SALUD PÚBLICA DE INTERÉS NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 5

RESPONSABLE/EJECUTOR: DGE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**66.917**	**0**	**0**	**0**	**0**	**0**	**66.917**
402	01	00	00	Productos alimenticios y agropecuarios	9.546	0	0	0	0	0	9.546
402	01	01	00	Alimentos y bebidas para personas	9.546	0	0	0	0	0	9.546
402	05	00	00	Productos de papel, cartón e impresos	33.522	0	0	0	0	0	33.522
402	05	03	00	Productos de papel y cartón para oficina	33.522	0	0	0	0	0	33.522
402	06	00	00	Productos químicos y derivados	6.920	0	0	0	0	0	6.920
402	06	03	00	Tintas, pinturas y colorantes	5.950	0	0	0	0	0	5.950
402	06	08	00	Productos plásticos	970	0	0	0	0	0	970
402	10	00	00	Productos varios y útiles diversos	16.929	0	0	0	0	0	16.929
402	10	02	00	Materiales y útiles de limpieza y aseo	8.194	0	0	0	0	0	8.194
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	480	0	0	0	0	0	480
402	10	08	00	Materiales para equipos de computación	8.255	0	0	0	0	0	8.255
403	**00**	**00**	**00**	**Servicios no personales**	**302.900**	**0**	**0**	**0**	**0**	**0**	**302.900**
403	07	00	00	Servicios de información, impresión y relaciones públicas	130.000	0	0	0	0	0	130.000
403	07	02	00	Imprenta y reproducción	115.500	0	0	0	0	0	115.500
403	07	03	00	Relaciones sociales	14.500	0	0	0	0	0	14.500
403	09	00	00	Viáticos y pasajes	89.250	0	0	0	0	0	89.250
403	09	01	00	Viáticos y pasajes dentro del país	89.250	0	0	0	0	0	89.250
403	18	00	00	Impuestos indirectos	80.000	0	0	0	0	0	80.000
403	18	01	00	Impuesto al valor agregado	80.000	0	0	0	0	0	80.000
403	99	00	00	Otros servicios no personales	3.650	0	0	0	0	0	3.650
403	99	01	00	Otros servicios no personales	3.650	0	0	0	0	0	3.650

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119461 540137000 PREVENCIÓN Y CONTROL DE ENFERMEDADES INFECCIOSAS A TRAVÉS DE LA IMPLEMENTACIÓN DE LAS CAPACIDADES BÁSICAS DE EVENTOS DE SALUD PÚBLICA DE IMPORTANCIA NACIONAL (ESPIN) E INTERNACIONAL (ESPII), EN EL MARCO DEL REGLAMENTO SANITARIO INTERNACIONAL EN LOS PUNTOS DE ENTRADAS INTERNACIONALES.

OBJETIVO DEL PROYECTO: PREVENIR Y/O CONTROLAR LA PROPAGACIÓN DE ENFERMEDADES INFECCIOSAS A TRAVÉS DEL FORTALECIMIENTO DE LA INVESTIGACIÓN, COMUNICACIÓN E INTERVENCIÓN DE EVENTOS DE SALUD PÚBLICA DE IMPORTANCIA NACIONAL (ESPIN) E INTERNACIONAL (ESPII), EN EL MARCO DEL REGLAMENTO SANITARIO INTERNACIONAL EN LOS PUNTOS DE ENTRADAS INTERNACIONALES.

UNIDAD DE MEDIDA: PUESTO **META:** 3

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540137003 DESARROLLO DE PROTOCOLOS Y PROCEDIMIENTOS ESTANDARIZADOS EN LAS INTERVENCIONES EN LA APLICACIÓN DE MEDIDAS DE CONTROL Y RESPUESTA A EVENTOS DE SALUD PÚBLICA DE INTERÉS NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 5

RESPONSABLE/EJECUTOR: DGE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**331.310**	**0**	**0**	**0**	**0**	**0**	**331.310**
404	05	00	00	Equipos de comunicaciones y de señalamiento	15.400	0	0	0	0	0	15.400
404	05	01	00	Equipos de telecomunicaciones	15.400	0	0	0	0	0	15.400
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	20.930	0	0	0	0	0	20.930
404	07	02	00	Equipos de enseñanza, deporte y recreación	20.930	0	0	0	0	0	20.930
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	284.980	0	0	0	0	0	284.980
404	09	02	00	Equipos de computación	284.980	0	0	0	0	0	284.980
404	11	00	00	Inmuebles, maquinaria y equipos usados	10.000	0	0	0	0	0	10.000
404	11	05	00	Adquisición de maquinaria y equipos usados	10.000	0	0	0	0	0	10.000
404	11	05	03	Equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
				Totales	**701.127**	**0**	**0**	**0**	**0**	**0**	**701.127**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119458 540138000 FORTALECIMIENTO DEL ESQUEMA NACIONAL DE INMUNIZACIONES

OBJETIVO DEL PROYECTO: REDUCIR LA INCIDENCIA DE LA MORBIMORTALIDAD DE ENFERMEDADES PREVENIBLES POR VACUNAS

UNIDAD DE MEDIDA: DOSIS **META:** 21.070.941

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**37.297.783**	**0**	**0**	**0**	**0**	**0**	**37.297.783**
401	01	00	00	Sueldos, salarios y otras retribuciones	18.265.764	0	0	0	0	0	18.265.764
401	01	18	00	Remuneraciones al personal contratado	18.265.764	0	0	0	0	0	18.265.764
401	04	00	00	Complementos de sueldos y salarios	11.476.080	0	0	0	0	0	11.476.080
401	04	26	00	Bono compensatorio de alimentación al personal contratado	11.476.080	0	0	0	0	0	11.476.080
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	558.121	0	0	0	0	0	558.121
401	05	08	00	Bono vacacional al personal contratado	558.121	0	0	0	0	0	558.121
401	07	00	00	Asistencia socio-económica	2.319.753	0	0	0	0	0	2.319.753
401	07	33	00	Asistencia socio-económica al personal contratado	2.319.753	0	0	0	0	0	2.319.753
401	08	00	00	Prestaciones sociales e indemnizaciones	4.678.065	0	0	0	0	0	4.678.065
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	4.678.065	0	0	0	0	0	4.678.065
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**71.943.713**	**0**	**0**	**0**	**0**	**0**	**71.943.713**
402	01	00	00	Productos alimenticios y agropecuarios	15.000	0	0	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	15.000	0	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	15.000	0	0	0	0	0	15.000
402	06	00	00	Productos químicos y derivados	71.688.713	0	0	0	0	0	71.688.713
402	06	04	00	Productos farmacéuticos y medicamentos	71.681.713	0	0	0	0	0	71.681.713
402	06	08	00	Productos plásticos	7.000	0	0	0	0	0	7.000
402	10	00	00	Productos varios y útiles diversos	225.000	0	0	0	0	0	225.000
402	10	02	00	Materiales y útiles de limpieza y aseo	10.000	0	0	0	0	0	10.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	130.000	0	0	0	0	0	130.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	0	15.000
402	10	07	00	Productos de seguridad en el trabajo	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**962.000**	**0**	**0**	**0**	**0**	**0**	**962.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	130.000	0	0	0	0	0	130.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119458 540138000 FORTALECIMIENTO DEL ESQUEMA NACIONAL DE INMUNIZACIONES

OBJETIVO DEL PROYECTO: REDUCIR LA INCIDENCIA DE LA MORBIMORTALIDAD DE ENFERMEDADES PREVENIBLES POR VACUNAS

UNIDAD DE MEDIDA: DOSIS **META:** 21.070.941

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	35.000	0	0	0	0	0	35.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	35.000	0	0	0	0	0	35.000
403	15	00	00	Servicios fiscales	300.000	0	0	0	0	0	300.000
403	15	01	00	Derechos de importación y servicios aduaneros	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	397.000	0	0	0	0	0	397.000
403	18	01	00	Impuesto al valor agregado	397.000	0	0	0	0	0	397.000
				Totales	**110.203.496**	**0**	**0**	**0**	**0**	**0**	**110.203.496**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119458 540138000 FORTALECIMIENTO DEL ESQUEMA NACIONAL DE INMUNIZACIONES

OBJETIVO DEL PROYECTO: REDUCIR LA INCIDENCIA DE LA MORBIMORTALIDAD DE ENFERMEDADES PREVENIBLES POR VACUNAS

UNIDAD DE MEDIDA: DOSIS **META:** 21.070.941

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119458 540138000 FORTALECIMIENTO DEL ESQUEMA NACIONAL DE INMUNIZACIONES

OBJETIVO DEL PROYECTO: REDUCIR LA INCIDENCIA DE LA MORBIMORTALIDAD DE ENFERMEDADES PREVENIBLES POR VACUNAS

UNIDAD DE MEDIDA: DOSIS **META:** 21.070.941

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540138001 PROTECCION A LA POBLACION VENEZOLANA CONTRA ENFERMEDADES PREVENIBLES POR VACUNAS

UNIDAD DE MEDIDA: DOSIS **META:** 21.070.941

RESPONSABLE/EJECUTOR: DGE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**37.297.783**	**0**	**0**	**0**	**0**	**0**	**37.297.783**
401	01	00	00	Sueldos, salarios y otras retribuciones	18.265.764	0	0	0	0	0	18.265.764
401	01	18	00	Remuneraciones al personal contratado	18.265.764	0	0	0	0	0	18.265.764
401	04	00	00	Complementos de sueldos y salarios	11.476.080	0	0	0	0	0	11.476.080
401	04	26	00	Bono compensatorio de alimentación al personal contratado	11.476.080	0	0	0	0	0	11.476.080
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	558.121	0	0	0	0	0	558.121
401	05	08	00	Bono vacacional al personal contratado	558.121	0	0	0	0	0	558.121
401	07	00	00	Asistencia socio-económica	2.319.753	0	0	0	0	0	2.319.753
401	07	33	00	Asistencia socio-económica al personal contratado	2.319.753	0	0	0	0	0	2.319.753
401	08	00	00	Prestaciones sociales e indemnizaciones	4.678.065	0	0	0	0	0	4.678.065
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	4.678.065	0	0	0	0	0	4.678.065
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**71.943.713**	**0**	**0**	**0**	**0**	**0**	**71.943.713**
402	01	00	00	Productos alimenticios y agropecuarios	15.000	0	0	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	15.000	0	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	15.000	0	0	0	0	0	15.000
402	06	00	00	Productos químicos y derivados	71.688.713	0	0	0	0	0	71.688.713
402	06	04	00	Productos farmacéuticos y medicamentos	71.681.713	0	0	0	0	0	71.681.713
402	06	08	00	Productos plásticos	7.000	0	0	0	0	0	7.000
402	10	00	00	Productos varios y útiles diversos	225.000	0	0	0	0	0	225.000
402	10	02	00	Materiales y útiles de limpieza y aseo	10.000	0	0	0	0	0	10.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	130.000	0	0	0	0	0	130.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	0	15.000
402	10	07	00	Productos de seguridad en el trabajo	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119458 540138000 FORTALECIMIENTO DEL ESQUEMA NACIONAL DE INMUNIZACIONES

OBJETIVO DEL PROYECTO: REDUCIR LA INCIDENCIA DE LA MORBIMORTALIDAD DE ENFERMEDADES PREVENIBLES POR VACUNAS

UNIDAD DE MEDIDA: DOSIS **META:** 21.070.941

RESPONSABLE/EJECUTOR: EPIDEMIOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540138001 PROTECCION A LA POBLACION VENEZOLANA CONTRA ENFERMEDADES PREVENIBLES POR VACUNAS

UNIDAD DE MEDIDA: DOSIS **META:** 21.070.941

RESPONSABLE/EJECUTOR: DGE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**962.000**	**0**	**0**	**0**	**0**	**0**	**962.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	130.000	0	0	0	0	0	130.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	35.000	0	0	0	0	0	35.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	35.000	0	0	0	0	0	35.000
403	15	00	00	Servicios fiscales	300.000	0	0	0	0	0	300.000
403	15	01	00	Derechos de importación y servicios aduaneros	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	397.000	0	0	0	0	0	397.000
403	18	01	00	Impuesto al valor agregado	397.000	0	0	0	0	0	397.000
				Totales	**110.203.496**	**0**	**0**	**0**	**0**	**0**	**110.203.496**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119319 540139000 TELESALUD PARA EL FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL EN SALUD EN LOS ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN SALUD

OBJETIVO DEL PROYECTO: AUMENTAR LA CAPACIDAD RESOLUTIVA ASISTENCIAL, DE INFORMACIÓN Y CAPACITACIÓN EN EL PRIMER NIVEL DE ATENCIÓN MEDIANTE LA IMPLANTACIÓN DE UN SUBSISTEMA DE TELESALUD Y LA FORMACIÓN A DISTANCIA DEL PERSONAL Y COMUNIDADES A TRAVÉS DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN, USANDO LOS SERVICIOS DEL SATÉLITE SIMÓN BOLÍVAR.

UNIDAD DE MEDIDA: CENTRO

META: 3.217

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**104.460**	**0**	**0**	**0**	**0**	**0**	**104.460**
401	01	00	00	Sueldos, salarios y otras retribuciones	104.460	0	0	0	0	0	104.460
401	01	18	00	Remuneraciones al personal contratado	100.000	0	0	0	0	0	100.000
401	01	99	00	Otras retribuciones	4.460	0	0	0	0	0	4.460
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**95.776**	**0**	**0**	**0**	**0**	**0**	**95.776**
402	05	00	00	Productos de papel, cartón e impresos	56.520	0	0	0	0	0	56.520
402	05	03	00	Productos de papel y cartón para oficina	22.736	0	0	0	0	0	22.736
402	05	04	00	Libros, revistas y periódicos	5.724	0	0	0	0	0	5.724
402	05	06	00	Productos de papel y cartón para computación	12.000	0	0	0	0	0	12.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	16.060	0	0	0	0	0	16.060
402	10	00	00	Productos varios y útiles diversos	39.256	0	0	0	0	0	39.256
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	30.000	0	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	9.256	0	0	0	0	0	9.256
403	**00**	**00**	**00**	**Servicios no personales**	**514.463**	**0**	**0**	**0**	**0**	**0**	**514.463**
403	01	00	00	Alquileres de inmuebles	28.104	0	0	0	0	0	28.104
403	01	02	00	Alquileres de instalaciones culturales y recreativas	28.104	0	0	0	0	0	28.104
403	09	00	00	Viáticos y pasajes	115.117	0	0	0	0	0	115.117
403	09	01	00	Viáticos y pasajes dentro del país	115.117	0	0	0	0	0	115.117
403	10	00	00	Servicios profesionales y técnicos	235.265	0	0	0	0	0	235.265
403	10	07	00	Servicios de capacitación y adiestramiento	235.265	0	0	0	0	0	235.265
403	18	00	00	Impuestos indirectos	135.977	0	0	0	0	0	135.977
403	18	01	00	Impuesto al valor agregado	135.977	0	0	0	0	0	135.977
404	**00**	**00**	**00**	**Activos reales**	**670.327**	**0**	**0**	**0**	**0**	**0**	**670.327**
404	01	00	00	Repuestos y reparaciones mayores	71.094	0	0	0	0	0	71.094
404	01	01	00	Repuestos mayores	71.094	0	0	0	0	0	71.094
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	71.094	0	0	0	0	0	71.094
404	05	00	00	Equipos de comunicaciones y de señalamiento	30.000	0	0	0	0	0	30.000
404	05	01	00	Equipos de telecomunicaciones	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119319 540139000 TELESALUD PARA EL FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL EN SALUD EN LOS ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN SALUD

OBJETIVO DEL PROYECTO: AUMENTAR LA CAPACIDAD RESOLUTIVA ASISTENCIAL, DE INFORMACIÓN Y CAPACITACIÓN EN EL PRIMER NIVEL DE ATENCIÓN MEDIANTE LA IMPLANTACIÓN DE UN SUBSISTEMA DE TELESALUD Y LA FORMACIÓN A DISTANCIA DEL PERSONAL Y COMUNIDADES A TRAVÉS DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN, USANDO LOS SERVICIOS DEL SATÉLITE SIMÓN BOLÍVAR.

UNIDAD DE MEDIDA: CENTRO

META: 3.217

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	569.233	0	0	0	0	0	569.233
404	09	01	00	Mobiliario y equipos de oficina	172.500	0	0	0	0	0	172.500
404	09	02	00	Equipos de computación	316.733	0	0	0	0	0	316.733
404	09	03	00	Mobiliario y equipos de alojamiento	40.000	0	0	0	0	0	40.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	0	40.000
				Totales	**1.385.026**	**0**	**0**	**0**	**0**	**0**	**1.385.026**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119319 540139000 TELESALUD PARA EL FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL EN SALUD EN LOS ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN SALUD

OBJETIVO DEL PROYECTO: AUMENTAR LA CAPACIDAD RESOLUTIVA ASISTENCIAL, DE INFORMACIÓN Y CAPACITACIÓN EN EL PRIMER NIVEL DE ATENCIÓN MEDIANTE LA IMPLANTACIÓN DE UN SUBSISTEMA DE TELESALUD Y LA FORMACIÓN A DISTANCIA DEL PERSONAL Y COMUNIDADES A TRAVÉS DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN, USANDO LOS SERVICIOS DEL SATÉLITE SIMÓN BOLÍVAR.

UNIDAD DE MEDIDA: CENTRO **META:** 3.217

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119319 540139000 TELESALUD PARA EL FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL EN SALUD EN LOS ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN SALUD

OBJETIVO DEL PROYECTO: AUMENTAR LA CAPACIDAD RESOLUTIVA ASISTENCIAL, DE INFORMACIÓN Y CAPACITACIÓN EN EL PRIMER NIVEL DE ATENCIÓN MEDIANTE LA IMPLANTACIÓN DE UN SUBSISTEMA DE TELESALUD Y LA FORMACIÓN A DISTANCIA DEL PERSONAL Y COMUNIDADES A TRAVÉS DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN, USANDO LOS SERVICIOS DEL SATÉLITE SIMÓN BOLÍVAR.

UNIDAD DE MEDIDA: CENTRO **META:** 3.217

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540139001 ADECUACIÓN DE LA PLATAFORMA PARA LA INTEGRACIÓN TECNOLÓGICA EN TELESALUD

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL PRIMER NIVEL DE ATENCIÓN EN SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.236**	**0**	**0**	**0**	**0**	0	**25.236**
402	05	00	00	Productos de papel, cartón e impresos	25.236	0	0	0	0	0	25.236
402	05	03	00	Productos de papel y cartón para oficina	22.736	0	0	0	0	0	22.736
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.500	0	0	0	0	0	2.500
403	**00**	**00**	**00**	**Servicios no personales**	**284.595**	**0**	**0**	**0**	**0**	0	**284.595**
403	09	00	00	Viáticos y pasajes	34.415	0	0	0	0	0	34.415
403	09	01	00	Viáticos y pasajes dentro del país	34.415	0	0	0	0	0	34.415
403	10	00	00	Servicios profesionales y técnicos	213.000	0	0	0	0	0	213.000
403	10	07	00	Servicios de capacitación y adiestramiento	213.000	0	0	0	0	0	213.000
403	18	00	00	Impuestos indirectos	37.180	0	0	0	0	0	37.180
403	18	01	00	Impuesto al valor agregado	37.180	0	0	0	0	0	37.180
				Totales	**309.831**	**0**	**0**	**0**	**0**	0	**309.831**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119319 540139000 TELESALUD PARA EL FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL EN SALUD EN LOS ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN SALUD

OBJETIVO DEL PROYECTO: AUMENTAR LA CAPACIDAD RESOLUTIVA ASISTENCIAL, DE INFORMACIÓN Y CAPACITACIÓN EN EL PRIMER NIVEL DE ATENCIÓN MEDIANTE LA IMPLANTACIÓN DE UN SUBSISTEMA DE TELESALUD Y LA FORMACIÓN A DISTANCIA DEL PERSONAL Y COMUNIDADES A TRAVÉS DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN, USANDO LOS SERVICIOS DEL SATÉLITE SIMÓN BOLÍVAR.

UNIDAD DE MEDIDA: CENTRO **META:** 3.217

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540139002 CAPACITACIÓN Y FORMACIÓN DEL TALENTO HUMANO INDIVIDUAL Y COLECTIVO A TRAVÉS DE LA PLATAFORMA DE TELESALUD.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL PRIMER NIVEL DE ATENCIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**104.460**	**0**	**0**	**0**	**0**	0	**104.460**
401	01	00	00	Sueldos, salarios y otras retribuciones	104.460	0	0	0	0	0	104.460
401	01	18	00	Remuneraciones al personal contratado	100.000	0	0	0	0	0	100.000
401	01	99	00	Otras retribuciones	4.460	0	0	0	0	0	4.460
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**23.560**	**0**	**0**	**0**	**0**	0	**23.560**
402	05	00	00	Productos de papel, cartón e impresos	23.560	0	0	0	0	0	23.560
402	05	06	00	Productos de papel y cartón para computación	10.000	0	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	13.560	0	0	0	0	0	13.560
403	**00**	**00**	**00**	**Servicios no personales**	**103.104**	**0**	**0**	**0**	**0**	0	**103.104**
403	01	00	00	Alquileres de inmuebles	28.104	0	0	0	0	0	28.104
403	01	02	00	Alquileres de instalaciones culturales y recreativas	28.104	0	0	0	0	0	28.104
403	09	00	00	Viáticos y pasajes	25.000	0	0	0	0	0	25.000
403	09	01	00	Viáticos y pasajes dentro del país	25.000	0	0	0	0	0	25.000
403	10	00	00	Servicios profesionales y técnicos	22.265	0	0	0	0	0	22.265
403	10	07	00	Servicios de capacitación y adiestramiento	22.265	0	0	0	0	0	22.265
403	18	00	00	Impuestos indirectos	27.735	0	0	0	0	0	27.735
403	18	01	00	Impuesto al valor agregado	27.735	0	0	0	0	0	27.735
				Totales	**231.124**	**0**	**0**	**0**	**0**	0	**231.124**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119319 540139000 TELESALUD PARA EL FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL EN SALUD EN LOS ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN SALUD

OBJETIVO DEL PROYECTO: AUMENTAR LA CAPACIDAD RESOLUTIVA ASISTENCIAL, DE INFORMACIÓN Y CAPACITACIÓN EN EL PRIMER NIVEL DE ATENCIÓN MEDIANTE LA IMPLANTACIÓN DE UN SUBSISTEMA DE TELESALUD Y LA FORMACIÓN A DISTANCIA DEL PERSONAL Y COMUNIDADES A TRAVÉS DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN, USANDO LOS SERVICIOS DEL SATÉLITE SIMÓN BOLÍVAR.

UNIDAD DE MEDIDA: CENTRO **META:** 3.217

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540139003 DOTACIÓN DE EQUIPAMIENTO PARA LOS ESTABLECIMIENTOS DE I NIVEL DE ATENCIÓN Y LA SALA DE TRIAJE VIRTUAL INSCRITOS EN EL PROYECTO TELESALUD, ASÍ COMO LA VIGILANCIA DE LA CONECTIVIDAD DE LOS ESTABLECIMIENTOS DE SALUD POR PARTE DE CANTV

UNIDAD DE MEDIDA: CENTROS **META:** 17

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE I NIVEL DE ATENCION EN SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**46.980**	**0**	**0**	**0**	**0**	**0**	**46.980**
402	05	00	00	Productos de papel, cartón e impresos	7.724	0	0	0	0	0	7.724
402	05	04	00	Libros, revistas y periódicos	5.724	0	0	0	0	0	5.724
402	05	06	00	Productos de papel y cartón para computación	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	39.256	0	0	0	0	0	39.256
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	30.000	0	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	9.256	0	0	0	0	0	9.256
403	**00**	**00**	**00**	**Servicios no personales**	**126.764**	**0**	**0**	**0**	**0**	**0**	**126.764**
403	09	00	00	Viáticos y pasajes	55.702	0	0	0	0	0	55.702
403	09	01	00	Viáticos y pasajes dentro del país	55.702	0	0	0	0	0	55.702
403	18	00	00	Impuestos indirectos	71.062	0	0	0	0	0	71.062
403	18	01	00	Impuesto al valor agregado	71.062	0	0	0	0	0	71.062
404	**00**	**00**	**00**	**Activos reales**	**670.327**	**0**	**0**	**0**	**0**	**0**	**670.327**
404	01	00	00	Repuestos y reparaciones mayores	71.094	0	0	0	0	0	71.094
404	01	01	00	Repuestos mayores	71.094	0	0	0	0	0	71.094
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	71.094	0	0	0	0	0	71.094
404	05	00	00	Equipos de comunicaciones y de señalamiento	30.000	0	0	0	0	0	30.000
404	05	01	00	Equipos de telecomunicaciones	30.000	0	0	0	0	0	30.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	569.233	0	0	0	0	0	569.233
404	09	01	00	Mobiliario y equipos de oficina	172.500	0	0	0	0	0	172.500
404	09	02	00	Equipos de computación	316.733	0	0	0	0	0	316.733
404	09	03	00	Mobiliario y equipos de alojamiento	40.000	0	0	0	0	0	40.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119319 540139000 TELESALUD PARA EL FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL EN SALUD EN LOS ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN SALUD

OBJETIVO DEL PROYECTO: AUMENTAR LA CAPACIDAD RESOLUTIVA ASISTENCIAL, DE INFORMACIÓN Y CAPACITACIÓN EN EL PRIMER NIVEL DE ATENCIÓN MEDIANTE LA IMPLANTACIÓN DE UN SUBSISTEMA DE TELESALUD Y LA FORMACIÓN A DISTANCIA DEL PERSONAL Y COMUNIDADES A TRAVÉS DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN, USANDO LOS SERVICIOS DEL SATÉLITE SIMÓN BOLÍVAR.

UNIDAD DE MEDIDA: CENTRO **META:** 3.217

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540139003 DOTACIÓN DE EQUIPAMIENTO PARA LOS ESTABLECIMIENTOS DE I NIVEL DE ATENCIÓN Y LA SALA DE TRIAJE VIRTUAL INSCRITOS EN EL PROYECTO TELESALUD, ASÍ COMO LA VIGILANCIA DE LA CONECTIVIDAD DE LOS ESTABLECIMIENTOS DE SALUD POR PARTE DE CANTV

UNIDAD DE MEDIDA: CENTROS **META:** 17

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE I NIVEL DE ATENCION EN SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**844.071**	0	0	0	0	0	**844.071**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119474 540141000 REORGANIZACIÓN DE LA RED DE ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA (ASIC) COMO PARTE ESTRUCTURAL Y FUNCIONAL DEL I NIVEL DE ATENCIÓN EN SALUD

OBJETIVO DEL PROYECTO: ORGANIZAR LA RED DE ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA (ASIC) EN TODO EL TERRITORIO NACIONAL BAJO EL MODELO DE GESTIÓN PARTICIPATIVA.

UNIDAD DE MEDIDA: CENTROS **META:** 570

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**167.858**	**0**	**0**	**0**	**0**	**0**	**167.858**
401	01	00	00	Sueldos, salarios y otras retribuciones	124.456	0	0	0	0	0	124.456
401	01	18	00	Remuneraciones al personal contratado	124.456	0	0	0	0	0	124.456
401	04	00	00	Complementos de sueldos y salarios	17.940	0	0	0	0	0	17.940
401	04	26	00	Bono compensatorio de alimentación al personal contratado	17.940	0	0	0	0	0	17.940
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	13.113	0	0	0	0	0	13.113
401	05	07	00	Aguinaldos al personal contratado	11.834	0	0	0	0	0	11.834
401	05	08	00	Bono vacacional al personal contratado	1.279	0	0	0	0	0	1.279
401	07	00	00	Asistencia socio-económica	783	0	0	0	0	0	783
401	07	33	00	Asistencia socio-económica al personal contratado	783	0	0	0	0	0	783
401	08	00	00	Prestaciones sociales e indemnizaciones	11.566	0	0	0	0	0	11.566
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.566	0	0	0	0	0	11.566
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**344.499**	**0**	**0**	**0**	**0**	**0**	**344.499**
402	01	00	00	Productos alimenticios y agropecuarios	55.000	0	0	0	0	0	55.000
402	01	01	00	Alimentos y bebidas para personas	55.000	0	0	0	0	0	55.000
402	03	00	00	Textiles y vestuarios	28.500	0	0	0	0	0	28.500
402	03	01	00	Textiles	13.000	0	0	0	0	0	13.000
402	03	02	00	Prendas de vestir	15.500	0	0	0	0	0	15.500
402	05	00	00	Productos de papel, cartón e impresos	112.516	0	0	0	0	0	112.516
402	05	01	00	Pulpa de madera, papel y cartón	13.000	0	0	0	0	0	13.000
402	05	03	00	Productos de papel y cartón para oficina	66.000	0	0	0	0	0	66.000
402	05	05	00	Material de enseñanza	7.500	0	0	0	0	0	7.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	26.016	0	0	0	0	0	26.016
402	06	00	00	Productos químicos y derivados	113.500	0	0	0	0	0	113.500
402	06	03	00	Tintas, pinturas y colorantes	108.500	0	0	0	0	0	108.500
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	34.983	0	0	0	0	0	34.983
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	31.963	0	0	0	0	0	31.963

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119474 540141000 REORGANIZACIÓN DE LA RED DE ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA (ASIC) COMO PARTE ESTRUCTURAL Y FUNCIONAL DEL I NIVEL DE ATENCIÓN EN SALUD

OBJETIVO DEL PROYECTO: ORGANIZAR LA RED DE ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA (ASIC) EN TODO EL TERRITORIO NACIONAL BAJO EL MODELO DE GESTIÓN PARTICIPATIVA.

UNIDAD DE MEDIDA: CENTROS **META:** 570

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	3.020	0	0	0	0	0	3.020
403	**00**	**00**	**00**	**Servicios no personales**	**340.730**	**0**	**0**	**0**	**0**	**0**	**340.730**
403	07	00	00	Servicios de información, impresión y relaciones públicas	159.156	0	0	0	0	0	159.156
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	0	30.000
403	07	03	00	Relaciones sociales	129.156	0	0	0	0	0	129.156
403	09	00	00	Viáticos y pasajes	82.630	0	0	0	0	0	82.630
403	09	01	00	Viáticos y pasajes dentro del país	82.630	0	0	0	0	0	82.630
403	10	00	00	Servicios profesionales y técnicos	19.000	0	0	0	0	0	19.000
403	10	07	00	Servicios de capacitación y adiestramiento	19.000	0	0	0	0	0	19.000
403	18	00	00	Impuestos indirectos	79.800	0	0	0	0	0	79.800
403	18	01	00	Impuesto al valor agregado	79.800	0	0	0	0	0	79.800
403	99	00	00	Otros servicios no personales	144	0	0	0	0	0	144
403	99	01	00	Otros servicios no personales	144	0	0	0	0	0	144
404	**00**	**00**	**00**	**Activos reales**	**611.187**	**0**	**0**	**0**	**0**	**0**	**611.187**
404	05	00	00	Equipos de comunicaciones y de señalamiento	85.000	0	0	0	0	0	85.000
404	05	01	00	Equipos de telecomunicaciones	85.000	0	0	0	0	0	85.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	526.187	0	0	0	0	0	526.187
404	09	01	00	Mobiliario y equipos de oficina	420.000	0	0	0	0	0	420.000
404	09	02	00	Equipos de computación	106.187	0	0	0	0	0	106.187
				Totales	**1.464.274**	**0**	**0**	**0**	**0**	**0**	**1.464.274**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119474 540141000 REORGANIZACIÓN DE LA RED DE ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA (ASIC) COMO PARTE ESTRUCTURAL Y FUNCIONAL DEL I NIVEL DE ATENCIÓN EN SALUD

OBJETIVO DEL PROYECTO: ORGANIZAR LA RED DE ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA (ASIC) EN TODO EL TERRITORIO NACIONAL BAJO EL MODELO DE GESTIÓN PARTICIPATIVA.

UNIDAD DE MEDIDA: CENTROS

META: 570

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119474 540141000 REORGANIZACIÓN DE LA RED DE ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA (ASIC) COMO PARTE ESTRUCTURAL Y FUNCIONAL DEL I NIVEL DE ATENCIÓN EN SALUD

OBJETIVO DEL PROYECTO: ORGANIZAR LA RED DE ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA (ASIC) EN TODO EL TERRITORIO NACIONAL BAJO EL MODELO DE GESTIÓN PARTICIPATIVA.

UNIDAD DE MEDIDA: CENTROS **META:** 570

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540141001 DIAGNÓSTICO Y CARACTERIZACIÓN DE LOS ESTABLECIMIENTOS DEL PRIMER NIVEL DE ATENCIÓN

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL I NIVEL DE ATENCIÓN EN SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**64.026**	**0**	**0**	**0**	**0**	0	**64.026**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	32.016	0	0	0	0	0	32.016
402	05	01	00	Pulpa de madera, papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	9.016	0	0	0	0	0	9.016
402	06	00	00	Productos químicos y derivados	10.500	0	0	0	0	0	10.500
402	06	03	00	Tintas, pinturas y colorantes	8.500	0	0	0	0	0	8.500
402	06	08	00	Productos plásticos	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	11.510	0	0	0	0	0	11.510
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	1.510	0	0	0	0	0	1.510
403	**00**	**00**	**00**	**Servicios no personales**	**95.630**	**0**	**0**	**0**	**0**	0	**95.630**
403	07	00	00	Servicios de información, impresión y relaciones públicas	34.000	0	0	0	0	0	34.000
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	0	10.000
403	07	03	00	Relaciones sociales	24.000	0	0	0	0	0	24.000
403	09	00	00	Viáticos y pasajes	27.630	0	0	0	0	0	27.630
403	09	01	00	Viáticos y pasajes dentro del país	27.630	0	0	0	0	0	27.630
403	18	00	00	Impuestos indirectos	34.000	0	0	0	0	0	34.000
403	18	01	00	Impuesto al valor agregado	34.000	0	0	0	0	0	34.000
404	**00**	**00**	**00**	**Activos reales**	**10.000**	**0**	**0**	**0**	**0**	0	**10.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
404	05	01	00	Equipos de telecomunicaciones	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119474 540141000 REORGANIZACIÓN DE LA RED DE ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA (ASIC) COMO PARTE ESTRUCTURAL Y FUNCIONAL DEL I NIVEL DE ATENCIÓN EN SALUD

OBJETIVO DEL PROYECTO: ORGANIZAR LA RED DE ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA (ASIC) EN TODO EL TERRITORIO NACIONAL BAJO EL MODELO DE GESTIÓN PARTICIPATIVA.

UNIDAD DE MEDIDA: CENTROS

META: 570

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 540141001 DIAGNÓSTICO Y CARACTERIZACIÓN DE LOS ESTABLECIMIENTOS DEL PRIMER NIVEL DE ATENCIÓN

UNIDAD DE MEDIDA: INFORME TÉCNICO

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL I NIVEL DE ATENCIÓN EN SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**169.656**	**0**	**0**	**0**	**0**	**0**	**169.656**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119474 540141000 REORGANIZACIÓN DE LA RED DE ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA (ASIC) COMO PARTE ESTRUCTURAL Y FUNCIONAL DEL I NIVEL DE ATENCIÓN EN SALUD

OBJETIVO DEL PROYECTO: ORGANIZAR LA RED DE ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA (ASIC) EN TODO EL TERRITORIO NACIONAL BAJO EL MODELO DE GESTIÓN PARTICIPATIVA.

UNIDAD DE MEDIDA: CENTROS **META:** 570

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540141002 CAPACITACIÓN Y FORMACIÓN DEL PERSONAL DE SALUD Y COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 90

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL I NIVEL DE ATENCIÓN EN SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**74.240**	**0**	**0**	**0**	**0**	**0**	**74.240**
401	01	00	00	Sueldos, salarios y otras retribuciones	74.240	0	0	0	0	0	74.240
401	01	18	00	Remuneraciones al personal contratado	74.240	0	0	0	0	0	74.240
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**121.510**	**0**	**0**	**0**	**0**	**0**	**121.510**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	03	00	00	Textiles y vestuarios	28.500	0	0	0	0	0	28.500
402	03	01	00	Textiles	13.000	0	0	0	0	0	13.000
402	03	02	00	Prendas de vestir	15.500	0	0	0	0	0	15.500
402	05	00	00	Productos de papel, cartón e impresos	51.500	0	0	0	0	0	51.500
402	05	01	00	Pulpa de madera, papel y cartón	2.000	0	0	0	0	0	2.000
402	05	03	00	Productos de papel y cartón para oficina	37.000	0	0	0	0	0	37.000
402	05	05	00	Material de enseñanza	7.500	0	0	0	0	0	7.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	20.000	0	0	0	0	0	20.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	11.510	0	0	0	0	0	11.510
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	1.510	0	0	0	0	0	1.510
403	**00**	**00**	**00**	**Servicios no personales**	**122.800**	**0**	**0**	**0**	**0**	**0**	**122.800**
403	07	00	00	Servicios de información, impresión y relaciones públicas	38.000	0	0	0	0	0	38.000
403	07	02	00	Imprenta y reproducción	8.000	0	0	0	0	0	8.000
403	07	03	00	Relaciones sociales	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119474 540141000 REORGANIZACIÓN DE LA RED DE ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA (ASIC) COMO PARTE ESTRUCTURAL Y FUNCIONAL DEL I NIVEL DE ATENCIÓN EN SALUD

OBJETIVO DEL PROYECTO: ORGANIZAR LA RED DE ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA (ASIC) EN TODO EL TERRITORIO NACIONAL BAJO EL MODELO DE GESTIÓN PARTICIPATIVA.

UNIDAD DE MEDIDA: CENTROS **META:** 570

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540141002 CAPACITACIÓN Y FORMACIÓN DEL PERSONAL DE SALUD Y COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 90

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL I NIVEL DE ATENCIÓN EN SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	19.000	0	0	0	0	0	19.000
403	10	07	00	Servicios de capacitación y adiestramiento	19.000	0	0	0	0	0	19.000
403	18	00	00	Impuestos indirectos	45.800	0	0	0	0	0	45.800
403	18	01	00	Impuesto al valor agregado	45.800	0	0	0	0	0	45.800
				Totales	**318.550**	**0**	**0**	**0**	**0**	0	**318.550**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119474 540141000 REORGANIZACIÓN DE LA RED DE ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA (ASIC) COMO PARTE ESTRUCTURAL Y FUNCIONAL DEL I NIVEL DE ATENCIÓN EN SALUD

OBJETIVO DEL PROYECTO: ORGANIZAR LA RED DE ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA (ASIC) EN TODO EL TERRITORIO NACIONAL BAJO EL MODELO DE GESTIÓN PARTICIPATIVA.

UNIDAD DE MEDIDA: CENTROS **META:** 570

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540141003 CONFORMACIÓN DE LAS ASIC EN TODO EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: CENTROS **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL I NIVEL DE ATENCIÓN EN SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**93.618**	**0**	**0**	**0**	**0**	**0**	**93.618**
401	01	00	00	Sueldos, salarios y otras retribuciones	50.216	0	0	0	0	0	50.216
401	01	18	00	Remuneraciones al personal contratado	50.216	0	0	0	0	0	50.216
401	04	00	00	Complementos de sueldos y salarios	17.940	0	0	0	0	0	17.940
401	04	26	00	Bono compensatorio de alimentación al personal contratado	17.940	0	0	0	0	0	17.940
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	13.113	0	0	0	0	0	13.113
401	05	07	00	Aguinaldos al personal contratado	11.834	0	0	0	0	0	11.834
401	05	08	00	Bono vacacional al personal contratado	1.279	0	0	0	0	0	1.279
401	07	00	00	Asistencia socio-económica	783	0	0	0	0	0	783
401	07	33	00	Asistencia socio-económica al personal contratado	783	0	0	0	0	0	783
401	08	00	00	Prestaciones sociales e indemnizaciones	11.566	0	0	0	0	0	11.566
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.566	0	0	0	0	0	11.566
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**158.963**	**0**	**0**	**0**	**0**	**0**	**158.963**
402	01	00	00	Productos alimenticios y agropecuarios	35.000	0	0	0	0	0	35.000
402	01	01	00	Alimentos y bebidas para personas	35.000	0	0	0	0	0	35.000
402	05	00	00	Productos de papel, cartón e impresos	29.000	0	0	0	0	0	29.000
402	05	01	00	Pulpa de madera, papel y cartón	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	9.000	0	0	0	0	0	9.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	12.000	0	0	0	0	0	12.000
402	06	00	00	Productos químicos y derivados	83.000	0	0	0	0	0	83.000
402	06	03	00	Tintas, pinturas y colorantes	80.000	0	0	0	0	0	80.000
402	06	08	00	Productos plásticos	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	11.963	0	0	0	0	0	11.963
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	11.963	0	0	0	0	0	11.963

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119474 540141000 REORGANIZACIÓN DE LA RED DE ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA (ASIC) COMO PARTE ESTRUCTURAL Y FUNCIONAL DEL I NIVEL DE ATENCIÓN EN SALUD

OBJETIVO DEL PROYECTO: ORGANIZAR LA RED DE ESTABLECIMIENTOS DEL I NIVEL DE ATENCIÓN EN LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA (ASIC) EN TODO EL TERRITORIO NACIONAL BAJO EL MODELO DE GESTIÓN PARTICIPATIVA.

UNIDAD DE MEDIDA: CENTROS **META:** 570

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540141003 CONFORMACIÓN DE LAS ASIC EN TODO EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: CENTROS **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL I NIVEL DE ATENCIÓN EN SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**122.300**	**0**	**0**	**0**	**0**	0	**122.300**
403	07	00	00	Servicios de información, impresión y relaciones públicas	87.156	0	0	0	0	0	87.156
403	07	02	00	Imprenta y reproducción	12.000	0	0	0	0	0	12.000
403	07	03	00	Relaciones sociales	75.156	0	0	0	0	0	75.156
403	09	00	00	Viáticos y pasajes	35.000	0	0	0	0	0	35.000
403	09	01	00	Viáticos y pasajes dentro del país	35.000	0	0	0	0	0	35.000
403	99	00	00	Otros servicios no personales	144	0	0	0	0	0	144
403	99	01	00	Otros servicios no personales	144	0	0	0	0	0	144
404	**00**	**00**	**00**	**Activos reales**	**601.187**	**0**	**0**	**0**	**0**	0	**601.187**
404	05	00	00	Equipos de comunicaciones y de señalamiento	75.000	0	0	0	0	0	75.000
404	05	01	00	Equipos de telecomunicaciones	75.000	0	0	0	0	0	75.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	526.187	0	0	0	0	0	526.187
404	09	01	00	Mobiliario y equipos de oficina	420.000	0	0	0	0	0	420.000
404	09	02	00	Equipos de computación	106.187	0	0	0	0	0	106.187
				Totales	**976.068**	**0**	**0**	**0**	**0**	0	**976.068**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119466 540142000 DESARROLLO DEL SISTEMA DE SUMINISTRO DE INSUMOS Y GESTIÓN DE EQUIPAMIENTO PARA EL FORTALECIMIENTO DEL PRIMER NIVEL DE ATENCIÓN EN SALUD CON ENFOQUE PARTICIPATIVO, DE USO Y UTILIZACIÓN RACIONAL.

OBJETIVO DEL PROYECTO: DESARROLLO DEL SISTEMA DE SUMINISTRO DE INSUMOS Y GESTIÓN DE EQUIPAMIENTO PARA EL FORTALECIMIENTO DEL PRIMER NIVEL DE ATENCIÓN EN SALUD CON ENFOQUE PARTICIPATIVO, DE USO Y UTILIZACIÓN RACIONAL.

UNIDAD DE MEDIDA: ENTIDAD FORTALECIDA **META:** 24

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**149.351**	**0**	**0**	**0**	**0**	**0**	**149.351**
401	01	00	00	Sueldos, salarios y otras retribuciones	108.000	0	0	0	0	0	108.000
401	01	18	00	Remuneraciones al personal contratado	108.000	0	0	0	0	0	108.000
401	04	00	00	Complementos de sueldos y salarios	10.488	0	0	0	0	0	10.488
401	04	26	00	Bono compensatorio de alimentación al personal contratado	10.488	0	0	0	0	0	10.488
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	13.666	0	0	0	0	0	13.666
401	05	07	00	Aguinaldos al personal contratado	12.333	0	0	0	0	0	12.333
401	05	08	00	Bono vacacional al personal contratado	1.333	0	0	0	0	0	1.333
401	06	00	00	Aportes patronales y legales	6.576	0	0	0	0	0	6.576
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.800	0	0	0	0	0	4.800
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	816	0	0	0	0	0	816
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	960	0	0	0	0	0	960
401	08	00	00	Prestaciones sociales e indemnizaciones	10.621	0	0	0	0	0	10.621
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	10.621	0	0	0	0	0	10.621
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.386.000**	**0**	**0**	**0**	**0**	**0**	**20.386.000**
402	05	00	00	Productos de papel, cartón e impresos	50.000	0	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	10.625.000	0	0	0	0	0	10.625.000
402	06	03	00	Tintas, pinturas y colorantes	25.000	0	0	0	0	0	25.000
402	06	04	00	Productos farmacéuticos y medicamentos	10.600.000	0	0	0	0	0	10.600.000
402	10	00	00	Productos varios y útiles diversos	9.711.000	0	0	0	0	0	9.711.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	9.700.000	0	0	0	0	0	9.700.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	1.000	0	0	0	0	0	1.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.201.687**	**0**	**0**	**0**	**0**	**0**	**1.201.687**
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	0	300.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119466 540142000 DESARROLLO DEL SISTEMA DE SUMINISTRO DE INSUMOS Y GESTIÓN DE EQUIPAMIENTO PARA EL FORTALECIMIENTO DEL PRIMER NIVEL DE ATENCIÓN EN SALUD CON ENFOQUE PARTICIPATIVO, DE USO Y UTILIZACIÓN RACIONAL.

OBJETIVO DEL PROYECTO: DESARROLLO DEL SISTEMA DE SUMINISTRO DE INSUMOS Y GESTIÓN DE EQUIPAMIENTO PARA EL FORTALECIMIENTO DEL PRIMER NIVEL DE ATENCIÓN EN SALUD CON ENFOQUE PARTICIPATIVO, DE USO Y UTILIZACIÓN RACIONAL.

UNIDAD DE MEDIDA: ENTIDAD FORTALECIDA

META: 24

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	80.000	0	0	0	0	0	80.000
403	09	01	00	Viáticos y pasajes dentro del país	80.000	0	0	0	0	0	80.000
403	10	00	00	Servicios profesionales y técnicos	150.000	0	0	0	0	0	150.000
403	10	03	00	Servicios de procesamiento de datos	50.000	0	0	0	0	0	50.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	671.687	0	0	0	0	0	671.687
403	18	01	00	Impuesto al valor agregado	671.687	0	0	0	0	0	671.687
404	**00**	**00**	**00**	**Activos reales**	**10.045.000**	**0**	**0**	**0**	**0**	**0**	**10.045.000**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	10.045.000	0	0	0	0	0	10.045.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	10.045.000	0	0	0	0	0	10.045.000
				Totales	**31.782.038**	**0**	**0**	**0**	**0**	**0**	**31.782.038**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119466 540142000 DESARROLLO DEL SISTEMA DE SUMINISTRO DE INSUMOS Y GESTIÓN DE EQUIPAMIENTO PARA EL FORTALECIMIENTO DEL PRIMER NIVEL DE ATENCIÓN EN SALUD CON ENFOQUE PARTICIPATIVO, DE USO Y UTILIZACIÓN RACIONAL.

OBJETIVO DEL PROYECTO: DESARROLLO DEL SISTEMA DE SUMINISTRO DE INSUMOS Y GESTIÓN DE EQUIPAMIENTO PARA EL FORTALECIMIENTO DEL PRIMER NIVEL DE ATENCIÓN EN SALUD CON ENFOQUE PARTICIPATIVO, DE USO Y UTILIZACIÓN RACIONAL.

UNIDAD DE MEDIDA: ENTIDAD FORTALECIDA **META:** 24

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119466 540142000 DESARROLLO DEL SISTEMA DE SUMINISTRO DE INSUMOS Y GESTIÓN DE EQUIPAMIENTO PARA EL FORTALECIMIENTO DEL PRIMER NIVEL DE ATENCIÓN EN SALUD CON ENFOQUE PARTICIPATIVO, DE USO Y UTILIZACIÓN RACIONAL.

OBJETIVO DEL PROYECTO: DESARROLLO DEL SISTEMA DE SUMINISTRO DE INSUMOS Y GESTIÓN DE EQUIPAMIENTO PARA EL FORTALECIMIENTO DEL PRIMER NIVEL DE ATENCIÓN EN SALUD CON ENFOQUE PARTICIPATIVO, DE USO Y UTILIZACIÓN RACIONAL.

UNIDAD DE MEDIDA: ENTIDAD FORTALECIDA **META:** 24

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540142001 DESARROLLO E IMPLEMENTACIÓN DEL SISTEMA DE SUMINISTRO DE INSUMOS INTEGRADO Y PARTICIPATIVO EN LAS ENTIDADES FEDERALES CON ENFOQUE DE USO Y UTILIZACIÓN RACIONAL Y FARMACOVIGILANCIA DE MEDICAMENTOS EN LA RED DEL PRIMER NIVEL DE ATENCIÓN

UNIDAD DE MEDIDA: ENTIDAD FORTALECIDA **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL PRIMER NIVEL DE ATENCIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**89.351**	**0**	**0**	**0**	**0**	0	**89.351**
401	01	00	00	Sueldos, salarios y otras retribuciones	48.000	0	0	0	0	0	48.000
401	01	18	00	Remuneraciones al personal contratado	48.000	0	0	0	0	0	48.000
401	04	00	00	Complementos de sueldos y salarios	10.488	0	0	0	0	0	10.488
401	04	26	00	Bono compensatorio de alimentación al personal contratado	10.488	0	0	0	0	0	10.488
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	13.666	0	0	0	0	0	13.666
401	05	07	00	Aguinaldos al personal contratado	12.333	0	0	0	0	0	12.333
401	05	08	00	Bono vacacional al personal contratado	1.333	0	0	0	0	0	1.333
401	06	00	00	Aportes patronales y legales	6.576	0	0	0	0	0	6.576
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.800	0	0	0	0	0	4.800
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	816	0	0	0	0	0	816
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	960	0	0	0	0	0	960
401	08	00	00	Prestaciones sociales e indemnizaciones	10.621	0	0	0	0	0	10.621
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	10.621	0	0	0	0	0	10.621
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**61.000**	**0**	**0**	**0**	**0**	0	**61.000**
402	05	00	00	Productos de papel, cartón e impresos	40.000	0	0	0	0	0	40.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	15.000	0	0	0	0	0	15.000
402	06	03	00	Tintas, pinturas y colorantes	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	6.000	0	0	0	0	0	6.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	1.000	0	0	0	0	0	1.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119466 540142000 DESARROLLO DEL SISTEMA DE SUMINISTRO DE INSUMOS Y GESTIÓN DE EQUIPAMIENTO PARA EL FORTALECIMIENTO DEL PRIMER NIVEL DE ATENCIÓN EN SALUD CON ENFOQUE PARTICIPATIVO, DE USO Y UTILIZACIÓN RACIONAL.

OBJETIVO DEL PROYECTO: DESARROLLO DEL SISTEMA DE SUMINISTRO DE INSUMOS Y GESTIÓN DE EQUIPAMIENTO PARA EL FORTALECIMIENTO DEL PRIMER NIVEL DE ATENCIÓN EN SALUD CON ENFOQUE PARTICIPATIVO, DE USO Y UTILIZACIÓN RACIONAL.

UNIDAD DE MEDIDA: ENTIDAD FORTALECIDA **META:** 24

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540142001 DESARROLLO E IMPLEMENTACIÓN DEL SISTEMA DE SUMINISTRO DE INSUMOS INTEGRADO Y PARTICIPATIVO EN LAS ENTIDADES FEDERALES CON ENFOQUE DE USO Y UTILIZACIÓN RACIONAL Y FARMACOVIGILANCIA DE MEDICAMENTOS EN LA RED DEL PRIMER NIVEL DE ATENCIÓN

UNIDAD DE MEDIDA: ENTIDAD FORTALECIDA **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL PRIMER NIVEL DE ATENCIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**323.000**	**0**	**0**	**0**	**0**	**0**	**323.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	10	00	00	Servicios profesionales y técnicos	150.000	0	0	0	0	0	150.000
403	10	03	00	Servicios de procesamiento de datos	50.000	0	0	0	0	0	50.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	43.000	0	0	0	0	0	43.000
403	18	01	00	Impuesto al valor agregado	43.000	0	0	0	0	0	43.000
				Totales	**473.351**	**0**	**0**	**0**	**0**	**0**	**473.351**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119466 540142000 DESARROLLO DEL SISTEMA DE SUMINISTRO DE INSUMOS Y GESTIÓN DE EQUIPAMIENTO PARA EL FORTALECIMIENTO DEL PRIMER NIVEL DE ATENCIÓN EN SALUD CON ENFOQUE PARTICIPATIVO, DE USO Y UTILIZACIÓN RACIONAL.

OBJETIVO DEL PROYECTO: DESARROLLO DEL SISTEMA DE SUMINISTRO DE INSUMOS Y GESTIÓN DE EQUIPAMIENTO PARA EL FORTALECIMIENTO DEL PRIMER NIVEL DE ATENCIÓN EN SALUD CON ENFOQUE PARTICIPATIVO, DE USO Y UTILIZACIÓN RACIONAL.

UNIDAD DE MEDIDA: ENTIDAD FORTALECIDA **META:** 24

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540142002 CAPACITACIÓN AL PERSONAL DE SALUD EN LA GESTIÓN DE EQUIPAMIENTO DE LOS ESTABLECIMIENTOS DEL PRIMER NIVEL DE ATENCIÓN CON ÉNFASIS EN EL USO, MANTENIMIENTO PREVENTIVO Y CORRECTIVO, SUSTITUCIÓN Y DESINCORPORACIÓN.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 48

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL PRIMER NIVEL DE ATENCIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**60.000**	**0**	**0**	**0**	**0**	**0**	**60.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	60.000	0	0	0	0	0	60.000
401	01	18	00	Remuneraciones al personal contratado	60.000	0	0	0	0	0	60.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**281.800**	**0**	**0**	**0**	**0**	**0**	**281.800**
403	07	00	00	Servicios de información, impresión y relaciones públicas	200.000	0	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	31.800	0	0	0	0	0	31.800
403	18	01	00	Impuesto al valor agregado	31.800	0	0	0	0	0	31.800
				Totales	**366.800**	**0**	**0**	**0**	**0**	**0**	**366.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119466 540142000 DESARROLLO DEL SISTEMA DE SUMINISTRO DE INSUMOS Y GESTIÓN DE EQUIPAMIENTO PARA EL FORTALECIMIENTO DEL PRIMER NIVEL DE ATENCIÓN EN SALUD CON ENFOQUE PARTICIPATIVO, DE USO Y UTILIZACIÓN RACIONAL.

OBJETIVO DEL PROYECTO: DESARROLLO DEL SISTEMA DE SUMINISTRO DE INSUMOS Y GESTIÓN DE EQUIPAMIENTO PARA EL FORTALECIMIENTO DEL PRIMER NIVEL DE ATENCIÓN EN SALUD CON ENFOQUE PARTICIPATIVO, DE USO Y UTILIZACIÓN RACIONAL.

UNIDAD DE MEDIDA: ENTIDAD FORTALECIDA **META:** 24

RESPONSABLE/EJECUTOR: I NIVEL DE ATENCIÓN EN SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540142003 DOTACIÓN DE MEDICAMENTOS, MATERIAL MÉDICO QUIRÚRGICO Y EQUIPAMIENTO MÉDICO Y NO MÉDICO PARA EL 70% DE LA AMBULATORIOS CENTRALIZADOS Y 30% A LA RED DE AMBULATORIOS DESCENTRALIZADOS DEL PRIMER NIVEL DE ATENCIÓN EN SALUD

UNIDAD DE MEDIDA: CENTROS / EQUIPOS **META:** 300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL PRIMER NIVEL DE ATENCIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.300.000**	**0**	**0**	**0**	**0**	**0**	**20.300.000**
402	06	00	00	Productos químicos y derivados	10.600.000	0	0	0	0	0	10.600.000
402	06	04	00	Productos farmacéuticos y medicamentos	10.600.000	0	0	0	0	0	10.600.000
402	10	00	00	Productos varios y útiles diversos	9.700.000	0	0	0	0	0	9.700.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	9.700.000	0	0	0	0	0	9.700.000
403	**00**	**00**	**00**	**Servicios no personales**	**596.887**	**0**	**0**	**0**	**0**	0	**596.887**
403	18	00	00	Impuestos indirectos	596.887	0	0	0	0	0	596.887
403	18	01	00	Impuesto al valor agregado	596.887	0	0	0	0	0	596.887
404	**00**	**00**	**00**	**Activos reales**	**10.045.000**	**0**	**0**	**0**	**0**	0	**10.045.000**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	10.045.000	0	0	0	0	0	10.045.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	10.045.000	0	0	0	0	0	10.045.000
				Totales	**30.941.887**	**0**	**0**	**0**	**0**	0	**30.941.887**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119479 540143000 OPTIMIZACIÓN DE LOS SERVICIOS QUE CONFORMAN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD, PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: GARANTIZAR, FORTALECER Y CONSOLIDAR LOS DOS NIVELES DE ATENCIÓN PARA EJERCER UNA OPORTUNA, EFICIENTE E INTEGRAR LA ATENCIÓN EN SALUD A LA POBLACIÓN DEL ESTADO VARGAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 190.726

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. VARGAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**93.173.400**	**0**	**0**	**13.734.022**	**0**	**0**	**106.907.422**
401	01	00	00	Sueldos, salarios y otras retribuciones	44.380.380	0	0	0	0	0	44.380.380
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	19.230.352	0	0	0	0	0	19.230.352
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	567.524	0	0	0	0	0	567.524
401	01	03	00	Suplencias a empleados	510.220	0	0	0	0	0	510.220
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	20.123.964	0	0	0	0	0	20.123.964
401	01	13	00	Suplencias a obreros	607.532	0	0	0	0	0	607.532
401	01	18	00	Remuneraciones al personal contratado	3.340.788	0	0	0	0	0	3.340.788
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	15.683.230	0	0	0	0	0	15.683.230
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.720.048	0	0	0	0	0	5.720.048
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	67.323	0	0	0	0	0	67.323
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	9.895.859	0	0	0	0	0	9.895.859
401	03	00	00	Primas	4.951.800	0	0	0	0	0	4.951.800
401	03	01	00	Primas por mérito a empleados	4.148	0	0	0	0	0	4.148
401	03	02	00	Primas de transporte a empleados	223.840	0	0	0	0	0	223.840
401	03	04	00	Primas por hijos a empleados	64.040	0	0	0	0	0	64.040
401	03	08	00	Primas de profesionalización a empleados	1.037.492	0	0	0	0	0	1.037.492
401	03	09	00	Primas por antigüedad a empleados	174.752	0	0	0	0	0	174.752
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	333.272	0	0	0	0	0	333.272
401	03	16	00	Primas por mérito a obreros	3.800	0	0	0	0	0	3.800
401	03	17	00	Primas de transporte a obreros	335.496	0	0	0	0	0	335.496
401	03	19	00	Primas por hijos de obreros	106.320	0	0	0	0	0	106.320
401	03	21	00	Primas por antigüedad a obreros	163.412	0	0	0	0	0	163.412
401	03	97	00	Otras primas a empleados	1.265.760	0	0	0	0	0	1.265.760
401	03	98	00	Otras primas a obreros	1.239.468	0	0	0	0	0	1.239.468
401	04	00	00	Complementos de sueldos y salarios	8.063.268	0	0	0	0	0	8.063.268
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	245.048	0	0	0	0	0	245.048
401	04	02	00	Complemento a empleados por trabajo nocturno	1.941.024	0	0	0	0	0	1.941.024

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119479 540143000 OPTIMIZACIÓN DE LOS SERVICIOS QUE CONFORMAN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD, PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: GARANTIZAR, FORTALECER Y CONSOLIDAR LOS DOS NIVELES DE ATENCIÓN PARA EJERCER UNA OPORTUNA, EFICIENTE E INTEGRAR LA ATENCIÓN EN SALUD A LA POBLACIÓN DEL ESTADO VARGAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 190.726

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. VARGAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	06	00	Complemento a empleados por comisión de servicios	39.000	0	0	0	0	0	39.000
401	04	10	00	Complemento a empleados por días feriados	2.000	0	0	0	0	0	2.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	680.388	0	0	0	0	0	680.388
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.700.080	0	0	0	0	0	2.700.080
401	04	16	00	Complemento a obreros por gastos de alimentación	4.184	0	0	0	0	0	4.184
401	04	18	00	Bono compensatorio de alimentación a obreros	6.064	0	0	0	0	0	6.064
401	04	20	00	Complemento a obreros por días feriados	2.000	0	0	0	0	0	2.000
401	04	96	00	Otros complementos a empleados	874.100	0	0	0	0	0	874.100
401	04	97	00	Otros complementos a obreros	1.569.380	0	0	0	0	0	1.569.380
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.427.011	0	0	13.734.022	0	0	21.161.033
401	05	01	00	Aguinaldos a empleados	0	0	0	7.972.293	0	0	7.972.293
401	05	03	00	Bono vacacional a empleados	3.459.908	0	0	0	0	0	3.459.908
401	05	04	00	Aguinaldos a obreros	942.835	0	0	5.761.729	0	0	6.704.564
401	05	06	00	Bono vacacional a obreros	3.024.268	0	0	0	0	0	3.024.268
401	06	00	00	Aportes patronales y legales	6.180.775	0	0	0	0	0	6.180.775
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.170.716	0	0	0	0	0	2.170.716
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	565.224	0	0	0	0	0	565.224
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	266.224	0	0	0	0	0	266.224
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	556.328	0	0	0	0	0	556.328
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.730.040	0	0	0	0	0	1.730.040
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	376.355	0	0	0	0	0	376.355
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	298.008	0	0	0	0	0	298.008
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	128.520	0	0	0	0	0	128.520
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	89.360	0	0	0	0	0	89.360
401	07	00	00	Asistencia socio-económica	6.486.936	0	0	0	0	0	6.486.936
401	07	02	00	Becas a empleados	34.400	0	0	0	0	0	34.400
401	07	03	00	Ayudas por matrimonio a empleados	3.600	0	0	0	0	0	3.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119479 540143000 OPTIMIZACIÓN DE LOS SERVICIOS QUE CONFORMAN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD, PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: GARANTIZAR, FORTALECER Y CONSOLIDAR LOS DOS NIVELES DE ATENCIÓN PARA EJERCER UNA OPORTUNA, EFICIENTE E INTEGRAR LA ATENCIÓN EN SALUD A LA POBLACIÓN DEL ESTADO VARGAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 190.726

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. VARGAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.044	0	0	0	0	0	4.044
401	07	05	00	Ayudas por defunción a empleados	36.000	0	0	0	0	0	36.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.462.240	0	0	0	0	0	1.462.240
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	245.288	0	0	0	0	0	245.288
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	34.800	0	0	0	0	0	34.800
401	07	10	00	Dotación de uniformes a empleados	188.600	0	0	0	0	0	188.600
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	400.000	0	0	0	0	0	400.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	29.000	0	0	0	0	0	29.000
401	07	18	00	Becas a obreros	3.708	0	0	0	0	0	3.708
401	07	19	00	Ayudas por matrimonio de obreros	12.400	0	0	0	0	0	12.400
401	07	20	00	Ayudas por nacimiento de hijos de obreros	12.400	0	0	0	0	0	12.400
401	07	21	00	Ayudas por defunción a obreros	16.000	0	0	0	0	0	16.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.026.000	0	0	0	0	0	1.026.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	17.360	0	0	0	0	0	17.360
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	64.120	0	0	0	0	0	64.120
401	07	26	00	Dotación de uniformes a obreros	192.160	0	0	0	0	0	192.160
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	400.000	0	0	0	0	0	400.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	115.152	0	0	0	0	0	115.152
401	07	96	00	Otras subvenciones a empleados	953.664	0	0	0	0	0	953.664
401	07	97	00	Otras subvenciones a obreros	1.236.000	0	0	0	0	0	1.236.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**24.109.205**	**0**	**0**	**0**	**0**	**0**	**24.109.205**
402	01	00	00	Productos alimenticios y agropecuarios	4.651.237	0	0	0	0	0	4.651.237
402	01	01	00	Alimentos y bebidas para personas	4.651.237	0	0	0	0	0	4.651.237
402	03	00	00	Textiles y vestuarios	312.408	0	0	0	0	0	312.408
402	03	01	00	Textiles	112.776	0	0	0	0	0	112.776
402	03	02	00	Prendas de vestir	136.000	0	0	0	0	0	136.000
402	03	03	00	Calzados	63.632	0	0	0	0	0	63.632

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119479 540143000 OPTIMIZACIÓN DE LOS SERVICIOS QUE CONFORMAN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD, PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: GARANTIZAR, FORTALECER Y CONSOLIDAR LOS DOS NIVELES DE ATENCIÓN PARA EJERCER UNA OPORTUNA, EFICIENTE E INTEGRAR LA ATENCIÓN EN SALUD A LA POBLACIÓN DEL ESTADO VARGAS.

UNIDAD DE MEDIDA: CONSULTA

META: 190.726

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. VARGAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	00	00	Productos de cuero y caucho	237.180	0	0	0	0	0	237.180
402	04	03	00	Cauchos y tripas para vehículos	237.180	0	0	0	0	0	237.180
402	05	00	00	Productos de papel, cartón e impresos	1.104.008	0	0	0	0	0	1.104.008
402	05	01	00	Pulpa de madera, papel y cartón	174.184	0	0	0	0	0	174.184
402	05	02	00	Envases y cajas de papel y cartón	73.404	0	0	0	0	0	73.404
402	05	03	00	Productos de papel y cartón para oficina	372.260	0	0	0	0	0	372.260
402	05	06	00	Productos de papel y cartón para computación	195.012	0	0	0	0	0	195.012
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	124.120	0	0	0	0	0	124.120
402	05	99	00	Otros productos de pulpa, papel y cartón	165.028	0	0	0	0	0	165.028
402	06	00	00	Productos químicos y derivados	9.059.696	0	0	0	0	0	9.059.696
402	06	02	00	Abonos, plaguicidas y otros	154.544	0	0	0	0	0	154.544
402	06	03	00	Tintas, pinturas y colorantes	254.536	0	0	0	0	0	254.536
402	06	04	00	Productos farmacéuticos y medicamentos	7.352.416	0	0	0	0	0	7.352.416
402	06	05	00	Productos de tocador	135.912	0	0	0	0	0	135.912
402	06	06	00	Combustibles y lubricantes	112.264	0	0	0	0	0	112.264
402	06	08	00	Productos plásticos	261.604	0	0	0	0	0	261.604
402	06	99	00	Otros productos de la industria química y conexos	788.420	0	0	0	0	0	788.420
402	07	00	00	Productos minerales no metálicos	81.088	0	0	0	0	0	81.088
402	07	02	00	Vidrios y productos de vidrio	26.000	0	0	0	0	0	26.000
402	07	03	00	Productos de arcilla para construcción	9.228	0	0	0	0	0	9.228
402	07	04	00	Cemento, cal y yeso	45.860	0	0	0	0	0	45.860
402	08	00	00	Productos metálicos	651.344	0	0	0	0	0	651.344
402	08	01	00	Productos primarios de hierro y acero	15.376	0	0	0	0	0	15.376
402	08	02	00	Productos de metales no ferrosos	44.604	0	0	0	0	0	44.604
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	131.812	0	0	0	0	0	131.812
402	08	04	00	Productos metálicos estructurales	71.564	0	0	0	0	0	71.564
402	08	09	00	Repuestos y accesorios para equipos de transporte	202.952	0	0	0	0	0	202.952
402	08	10	00	Repuestos y accesorios para otros equipos	132.920	0	0	0	0	0	132.920

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119479 540143000 OPTIMIZACIÓN DE LOS SERVICIOS QUE CONFORMAN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD, PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: GARANTIZAR, FORTALECER Y CONSOLIDAR LOS DOS NIVELES DE ATENCIÓN PARA EJERCER UNA OPORTUNA, EFICIENTE E INTEGRAR LA ATENCIÓN EN SALUD A LA POBLACIÓN DEL ESTADO VARGAS.

UNIDAD DE MEDIDA: CONSULTA

META: 190.726

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. VARGAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	99	00	Otros productos metálicos	52.116	0	0	0	0	0	52.116
402	09	00	00	Productos de madera	47.600	0	0	0	0	0	47.600
402	09	01	00	Productos primarios de madera	47.600	0	0	0	0	0	47.600
402	10	00	00	Productos varios y útiles diversos	7.964.644	0	0	0	0	0	7.964.644
402	10	01	00	Artículos de deporte, recreación y juguetes	29.148	0	0	0	0	0	29.148
402	10	02	00	Materiales y útiles de limpieza y aseo	696.744	0	0	0	0	0	696.744
402	10	03	00	Utensilios de cocina y comedor	79.028	0	0	0	0	0	79.028
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	6.189.892	0	0	0	0	0	6.189.892
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	167.632	0	0	0	0	0	167.632
402	10	07	00	Productos de seguridad en el trabajo	99.084	0	0	0	0	0	99.084
402	10	08	00	Materiales para equipos de computación	351.856	0	0	0	0	0	351.856
402	10	11	00	Materiales eléctricos	136.148	0	0	0	0	0	136.148
402	10	12	00	Materiales para instalaciones sanitarias	72.260	0	0	0	0	0	72.260
402	10	99	00	Otros productos y útiles diversos	142.852	0	0	0	0	0	142.852
403	**00**	**00**	**00**	**Servicios no personales**	**5.251.420**	**0**	**0**	**0**	**0**	**0**	**5.251.420**
403	04	00	00	Servicios básicos	48.420	0	0	0	0	0	48.420
403	04	01	00	Electricidad	17.200	0	0	0	0	0	17.200
403	04	02	00	Gas	13.532	0	0	0	0	0	13.532
403	04	04	00	Teléfonos	17.688	0	0	0	0	0	17.688
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.764	0	0	0	0	0	50.764
403	07	02	00	Imprenta y reproducción	50.764	0	0	0	0	0	50.764
403	09	00	00	Viáticos y pasajes	119.984	0	0	0	0	0	119.984
403	09	01	00	Viáticos y pasajes dentro del país	119.984	0	0	0	0	0	119.984
403	10	00	00	Servicios profesionales y técnicos	1.010.104	0	0	0	0	0	1.010.104
403	10	11	00	Servicios para la elaboración y suministro de comida	1.010.104	0	0	0	0	0	1.010.104
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	569.384	0	0	0	0	0	569.384
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	7.380	0	0	0	0	0	7.380
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	234.348	0	0	0	0	0	234.348

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119479 540143000 OPTIMIZACIÓN DE LOS SERVICIOS QUE CONFORMAN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD, PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: GARANTIZAR, FORTALECER Y CONSOLIDAR LOS DOS NIVELES DE ATENCIÓN PARA EJERCER UNA OPORTUNA, EFICIENTE E INTEGRAR LA ATENCIÓN EN SALUD A LA POBLACIÓN DEL ESTADO VARGAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 190.726

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. VARGAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	100.208	0	0	0	0	0	100.208
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	96.972	0	0	0	0	0	96.972
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	130.476	0	0	0	0	0	130.476
403	12	00	00	Conservación y reparaciones menores de obras	780.080	0	0	0	0	0	780.080
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	780.080	0	0	0	0	0	780.080
403	18	00	00	Impuestos indirectos	2.060.784	0	0	0	0	0	2.060.784
403	18	01	00	Impuesto al valor agregado	2.060.784	0	0	0	0	0	2.060.784
403	99	00	00	Otros servicios no personales	611.900	0	0	0	0	0	611.900
403	99	01	00	Otros servicios no personales	611.900	0	0	0	0	0	611.900
404	**00**	**00**	**00**	**Activos reales**	**1.395.456**	**0**	**0**	**0**	**0**	**0**	**1.395.456**
404	01	00	00	Repuestos y reparaciones mayores	108.444	0	0	0	0	0	108.444
404	01	02	00	Reparaciones mayores de maquinaria y equipos	108.444	0	0	0	0	0	108.444
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	48.444	0	0	0	0	0	48.444
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	60.000	0	0	0	0	0	60.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	139.000	0	0	0	0	0	139.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	70.000	0	0	0	0	0	70.000
404	03	05	00	Maquinaria y equipos industriales y de taller	69.000	0	0	0	0	0	69.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	222.660	0	0	0	0	0	222.660
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	222.660	0	0	0	0	0	222.660
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	925.352	0	0	0	0	0	925.352
404	09	01	00	Mobiliario y equipos de oficina	340.980	0	0	0	0	0	340.980
404	09	02	00	Equipos de computación	280.980	0	0	0	0	0	280.980
404	09	03	00	Mobiliario y equipos de alojamiento	303.392	0	0	0	0	0	303.392
				Totales	**123.929.481**	**0**	**0**	**13.734.022**	**0**	**0**	**137.663.503**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119479 540143000 OPTIMIZACIÓN DE LOS SERVICIOS QUE CONFORMAN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD, PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: GARANTIZAR, FORTALECER Y CONSOLIDAR LOS DOS NIVELES DE ATENCIÓN PARA EJERCER UNA OPORTUNA, EFICIENTE E INTEGRAR LA ATENCIÓN EN SALUD A LA POBLACIÓN DEL ESTADO VARGAS.

UNIDAD DE MEDIDA: CONSULTA

META: 190.726

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. VARGAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119479 540143000 OPTIMIZACIÓN DE LOS SERVICIOS QUE CONFORMAN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD, PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: GARANTIZAR, FORTALECER Y CONSOLIDAR LOS DOS NIVELES DE ATENCIÓN PARA EJERCER UNA OPORTUNA, EFICIENTE E INTEGRAR LA ATENCIÓN EN SALUD A LA POBLACIÓN DEL ESTADO VARGAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 190.726

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. VARGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540143001 ATENCIÓN EN SALUD PREVENTIVA A LA POBLACIÓN A TRAVÉS DE LA RED PRIMARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 137.924

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO VARGAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**28.778.970**	**0**	**0**	**4.133.270**	**0**	**0**	**32.912.240**
401	01	00	00	Sueldos, salarios y otras retribuciones	11.216.336	0	0	0	0	0	11.216.336
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.646.040	0	0	0	0	0	5.646.040
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	513.132	0	0	0	0	0	513.132
401	01	03	00	Suplencias a empleados	280.040	0	0	0	0	0	280.040
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.497.084	0	0	0	0	0	4.497.084
401	01	13	00	Suplencias a obreros	280.040	0	0	0	0	0	280.040
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.562.298	0	0	0	0	0	5.562.298
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.844.716	0	0	0	0	0	1.844.716
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	63.119	0	0	0	0	0	63.119
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	3.654.463	0	0	0	0	0	3.654.463
401	03	00	00	Primas	1.610.480	0	0	0	0	0	1.610.480
401	03	01	00	Primas por mérito a empleados	4.148	0	0	0	0	0	4.148
401	03	02	00	Primas de transporte a empleados	61.144	0	0	0	0	0	61.144
401	03	04	00	Primas por hijos a empleados	38.000	0	0	0	0	0	38.000
401	03	08	00	Primas de profesionalización a empleados	440.068	0	0	0	0	0	440.068
401	03	09	00	Primas por antigüedad a empleados	64.152	0	0	0	0	0	64.152
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	203.532	0	0	0	0	0	203.532
401	03	16	00	Primas por mérito a obreros	3.800	0	0	0	0	0	3.800
401	03	17	00	Primas de transporte a obreros	50.292	0	0	0	0	0	50.292
401	03	19	00	Primas por hijos de obreros	24.480	0	0	0	0	0	24.480
401	03	21	00	Primas por antigüedad a obreros	45.060	0	0	0	0	0	45.060
401	03	97	00	Otras primas a empleados	403.720	0	0	0	0	0	403.720

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119479 540143000 OPTIMIZACIÓN DE LOS SERVICIOS QUE CONFORMAN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD, PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: GARANTIZAR, FORTALECER Y CONSOLIDAR LOS DOS NIVELES DE ATENCIÓN PARA EJERCER UNA OPORTUNA, EFICIENTE E INTEGRAR LA ATENCIÓN EN SALUD A LA POBLACIÓN DEL ESTADO VARGAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 190.726

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. VARGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540143001 ATENCIÓN EN SALUD PREVENTIVA A LA POBLACIÓN A TRAVÉS DE LA RED PRIMARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 137.924

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO VARGAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	98	00	Otras primas a obreros	272.084	0	0	0	0	0	272.084
401	04	00	00	Complementos de sueldos y salarios	2.810.152	0	0	0	0	0	2.810.152
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	169.800	0	0	0	0	0	169.800
401	04	02	00	Complemento a empleados por trabajo nocturno	725.768	0	0	0	0	0	725.768
401	04	06	00	Complemento a empleados por comisión de servicios	39.000	0	0	0	0	0	39.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	600.080	0	0	0	0	0	600.080
401	04	16	00	Complemento a obreros por gastos de alimentación	1.784	0	0	0	0	0	1.784
401	04	18	00	Bono compensatorio de alimentación a obreros	6.064	0	0	0	0	0	6.064
401	04	96	00	Otros complementos a empleados	574.100	0	0	0	0	0	574.100
401	04	97	00	Otros complementos a obreros	693.556	0	0	0	0	0	693.556
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.450.076	0	0	4.133.270	0	0	6.583.346
401	05	01	00	Aguinaldos a empleados	0	0	0	2.700.500	0	0	2.700.500
401	05	03	00	Bono vacacional a empleados	1.399.896	0	0	0	0	0	1.399.896
401	05	04	00	Aguinaldos a obreros	0	0	0	1.432.770	0	0	1.432.770
401	05	06	00	Bono vacacional a obreros	1.050.180	0	0	0	0	0	1.050.180
401	06	00	00	Aportes patronales y legales	2.063.084	0	0	0	0	0	2.063.084
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	837.384	0	0	0	0	0	837.384
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	205.224	0	0	0	0	0	205.224
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	150.592	0	0	0	0	0	150.592
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	200.164	0	0	0	0	0	200.164
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	488.372	0	0	0	0	0	488.372
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	83.672	0	0	0	0	0	83.672
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	97.676	0	0	0	0	0	97.676

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119479 540143000 OPTIMIZACIÓN DE LOS SERVICIOS QUE CONFORMAN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD, PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: GARANTIZAR, FORTALECER Y CONSOLIDAR LOS DOS NIVELES DE ATENCIÓN PARA EJERCER UNA OPORTUNA, EFICIENTE E INTEGRAR LA ATENCIÓN EN SALUD A LA POBLACIÓN DEL ESTADO VARGAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 190.726

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. VARGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540143001 ATENCIÓN EN SALUD PREVENTIVA A LA POBLACIÓN A TRAVÉS DE LA RED PRIMARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 137.924

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO VARGAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	3.066.544	0	0	0	0	0	3.066.544
401	07	02	00	Becas a empleados	24.000	0	0	0	0	0	24.000
401	07	03	00	Ayudas por matrimonio a empleados	2.400	0	0	0	0	0	2.400
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.400	0	0	0	0	0	2.400
401	07	05	00	Ayudas por defunción a empleados	6.000	0	0	0	0	0	6.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	699.000	0	0	0	0	0	699.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	83.048	0	0	0	0	0	83.048
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	8.760	0	0	0	0	0	8.760
401	07	10	00	Dotación de uniformes a empleados	51.000	0	0	0	0	0	51.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	400.000	0	0	0	0	0	400.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	7.300	0	0	0	0	0	7.300
401	07	18	00	Becas a obreros	3.708	0	0	0	0	0	3.708
401	07	19	00	Ayudas por matrimonio de obreros	2.400	0	0	0	0	0	2.400
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.400	0	0	0	0	0	2.400
401	07	21	00	Ayudas por defunción a obreros	6.000	0	0	0	0	0	6.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	237.000	0	0	0	0	0	237.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	11.256	0	0	0	0	0	11.256
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	24.120	0	0	0	0	0	24.120
401	07	26	00	Dotación de uniformes a obreros	31.600	0	0	0	0	0	31.600
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	400.000	0	0	0	0	0	400.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	30.152	0	0	0	0	0	30.152
401	07	96	00	Otras subvenciones a empleados	560.000	0	0	0	0	0	560.000
401	07	97	00	Otras subvenciones a obreros	474.000	0	0	0	0	0	474.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119479 540143000 OPTIMIZACIÓN DE LOS SERVICIOS QUE CONFORMAN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD, PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: GARANTIZAR, FORTALECER Y CONSOLIDAR LOS DOS NIVELES DE ATENCIÓN PARA EJERCER UNA OPORTUNA, EFICIENTE E INTEGRAR LA ATENCIÓN EN SALUD A LA POBLACIÓN DEL ESTADO VARGAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 190.726

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. VARGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540143001 ATENCIÓN EN SALUD PREVENTIVA A LA POBLACIÓN A TRAVÉS DE LA RED PRIMARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 137.924

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO VARGAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.075.869**	**0**	**0**	**0**	**0**	**0**	**7.075.869**
402	01	00	00	Productos alimenticios y agropecuarios	548.737	0	0	0	0	0	548.737
402	01	01	00	Alimentos y bebidas para personas	548.737	0	0	0	0	0	548.737
402	03	00	00	Textiles y vestuarios	89.600	0	0	0	0	0	89.600
402	03	01	00	Textiles	21.600	0	0	0	0	0	21.600
402	03	02	00	Prendas de vestir	46.000	0	0	0	0	0	46.000
402	03	03	00	Calzados	22.000	0	0	0	0	0	22.000
402	04	00	00	Productos de cuero y caucho	61.680	0	0	0	0	0	61.680
402	04	03	00	Cauchos y tripas para vehículos	61.680	0	0	0	0	0	61.680
402	05	00	00	Productos de papel, cartón e impresos	414.140	0	0	0	0	0	414.140
402	05	01	00	Pulpa de madera, papel y cartón	72.880	0	0	0	0	0	72.880
402	05	02	00	Envases y cajas de papel y cartón	34.020	0	0	0	0	0	34.020
402	05	03	00	Productos de papel y cartón para oficina	120.600	0	0	0	0	0	120.600
402	05	06	00	Productos de papel y cartón para computación	46.128	0	0	0	0	0	46.128
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	46.128	0	0	0	0	0	46.128
402	05	99	00	Otros productos de pulpa, papel y cartón	94.384	0	0	0	0	0	94.384
402	06	00	00	Productos químicos y derivados	2.613.088	0	0	0	0	0	2.613.088
402	06	02	00	Abonos, plaguicidas y otros	26.900	0	0	0	0	0	26.900
402	06	03	00	Tintas, pinturas y colorantes	60.200	0	0	0	0	0	60.200
402	06	04	00	Productos farmacéuticos y medicamentos	2.242.964	0	0	0	0	0	2.242.964
402	06	05	00	Productos de tocador	58.456	0	0	0	0	0	58.456
402	06	06	00	Combustibles y lubricantes	38.440	0	0	0	0	0	38.440
402	06	08	00	Productos plásticos	125.328	0	0	0	0	0	125.328
402	06	99	00	Otros productos de la industria química y conexos	60.800	0	0	0	0	0	60.800

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119479 540143000 OPTIMIZACIÓN DE LOS SERVICIOS QUE CONFORMAN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD, PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: GARANTIZAR, FORTALECER Y CONSOLIDAR LOS DOS NIVELES DE ATENCIÓN PARA EJERCER UNA OPORTUNA, EFICIENTE E INTEGRAR LA ATENCIÓN EN SALUD A LA POBLACIÓN DEL ESTADO VARGAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 190.726

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. VARGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540143001 ATENCIÓN EN SALUD PREVENTIVA A LA POBLACIÓN A TRAVÉS DE LA RED PRIMARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 137.924

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO VARGAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	00	00	Productos minerales no metálicos	39.420	0	0	0	0	0	39.420
402	07	02	00	Vidrios y productos de vidrio	12.000	0	0	0	0	0	12.000
402	07	03	00	Productos de arcilla para construcción	4.620	0	0	0	0	0	4.620
402	07	04	00	Cemento, cal y yeso	22.800	0	0	0	0	0	22.800
402	08	00	00	Productos metálicos	322.744	0	0	0	0	0	322.744
402	08	02	00	Productos de metales no ferrosos	29.228	0	0	0	0	0	29.228
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	49.000	0	0	0	0	0	49.000
402	08	04	00	Productos metálicos estructurales	60.800	0	0	0	0	0	60.800
402	08	09	00	Repuestos y accesorios para equipos de transporte	126.200	0	0	0	0	0	126.200
402	08	10	00	Repuestos y accesorios para otros equipos	49.500	0	0	0	0	0	49.500
402	08	99	00	Otros productos metálicos	8.016	0	0	0	0	0	8.016
402	09	00	00	Productos de madera	44.000	0	0	0	0	0	44.000
402	09	01	00	Productos primarios de madera	44.000	0	0	0	0	0	44.000
402	10	00	00	Productos varios y útiles diversos	2.942.460	0	0	0	0	0	2.942.460
402	10	02	00	Materiales y útiles de limpieza y aseo	276.744	0	0	0	0	0	276.744
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.106.244	0	0	0	0	0	2.106.244
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	92.920	0	0	0	0	0	92.920
402	10	07	00	Productos de seguridad en el trabajo	38.184	0	0	0	0	0	38.184
402	10	08	00	Materiales para equipos de computación	188.240	0	0	0	0	0	188.240
402	10	11	00	Materiales eléctricos	100.008	0	0	0	0	0	100.008
402	10	12	00	Materiales para instalaciones sanitarias	36.120	0	0	0	0	0	36.120
402	10	99	00	Otros productos y útiles diversos	104.000	0	0	0	0	0	104.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.157.312**	**0**	**0**	**0**	**0**	0	**2.157.312**
403	04	00	00	Servicios básicos	27.592	0	0	0	0	0	27.592

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119479 540143000 OPTIMIZACIÓN DE LOS SERVICIOS QUE CONFORMAN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD, PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: GARANTIZAR, FORTALECER Y CONSOLIDAR LOS DOS NIVELES DE ATENCIÓN PARA EJERCER UNA OPORTUNA, EFICIENTE E INTEGRAR LA ATENCIÓN EN SALUD A LA POBLACIÓN DEL ESTADO VARGAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 190.726

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. VARGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540143001 ATENCIÓN EN SALUD PREVENTIVA A LA POBLACIÓN A TRAVÉS DE LA RED PRIMARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 137.924

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO VARGAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	01	00	Electricidad	10.000	0	0	0	0	0	10.000
403	04	02	00	Gas	5.532	0	0	0	0	0	5.532
403	04	04	00	Teléfonos	12.060	0	0	0	0	0	12.060
403	07	00	00	Servicios de información, impresión y relaciones públicas	38.744	0	0	0	0	0	38.744
403	07	02	00	Imprenta y reproducción	38.744	0	0	0	0	0	38.744
403	09	00	00	Viáticos y pasajes	69.992	0	0	0	0	0	69.992
403	09	01	00	Viáticos y pasajes dentro del país	69.992	0	0	0	0	0	69.992
403	10	00	00	Servicios profesionales y técnicos	301.144	0	0	0	0	0	301.144
403	10	11	00	Servicios para la elaboración y suministro de comida	301.144	0	0	0	0	0	301.144
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	296.588	0	0	0	0	0	296.588
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	144.480	0	0	0	0	0	144.480
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	38.000	0	0	0	0	0	38.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	72.048	0	0	0	0	0	72.048
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	42.060	0	0	0	0	0	42.060
403	12	00	00	Conservación y reparaciones menores de obras	354.580	0	0	0	0	0	354.580
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	354.580	0	0	0	0	0	354.580
403	18	00	00	Impuestos indirectos	828.372	0	0	0	0	0	828.372
403	18	01	00	Impuesto al valor agregado	828.372	0	0	0	0	0	828.372
403	99	00	00	Otros servicios no personales	240.300	0	0	0	0	0	240.300
403	99	01	00	Otros servicios no personales	240.300	0	0	0	0	0	240.300
404	**00**	**00**	**00**	**Activos reales**	**737.644**	**0**	**0**	**0**	**0**	0	**737.644**
404	01	00	00	Repuestos y reparaciones mayores	48.444	0	0	0	0	0	48.444
404	01	02	00	Reparaciones mayores de maquinaria y equipos	48.444	0	0	0	0	0	48.444

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119479 540143000 OPTIMIZACIÓN DE LOS SERVICIOS QUE CONFORMAN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD, PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: GARANTIZAR, FORTALECER Y CONSOLIDAR LOS DOS NIVELES DE ATENCIÓN PARA EJERCER UNA OPORTUNA, EFICIENTE E INTEGRAR LA ATENCIÓN EN SALUD A LA POBLACIÓN DEL ESTADO VARGAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 190.726

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. VARGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540143001 ATENCIÓN EN SALUD PREVENTIVA A LA POBLACIÓN A TRAVÉS DE LA RED PRIMARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 137.924

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO VARGAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	48.444	0	0	0	0	0	48.444
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	130.000	0	0	0	0	0	130.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	70.000	0	0	0	0	0	70.000
404	03	05	00	Maquinaria y equipos industriales y de taller	60.000	0	0	0	0	0	60.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	90.200	0	0	0	0	0	90.200
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	90.200	0	0	0	0	0	90.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	469.000	0	0	0	0	0	469.000
404	09	01	00	Mobiliario y equipos de oficina	84.500	0	0	0	0	0	84.500
404	09	02	00	Equipos de computación	184.500	0	0	0	0	0	184.500
404	09	03	00	Mobiliario y equipos de alojamiento	200.000	0	0	0	0	0	200.000
				Totales	**38.749.795**	**0**	**0**	**4.133.270**	**0**	**0**	**42.883.065**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119479 540143000 OPTIMIZACIÓN DE LOS SERVICIOS QUE CONFORMAN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD, PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: GARANTIZAR, FORTALECER Y CONSOLIDAR LOS DOS NIVELES DE ATENCIÓN PARA EJERCER UNA OPORTUNA, EFICIENTE E INTEGRAR LA ATENCIÓN EN SALUD A LA POBLACIÓN DEL ESTADO VARGAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 190.726

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. VARGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540143002 ATENCIÓN EN SALUD HOSPITALARIA A LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 52.802

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO VARGAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**64.394.430**	**0**	**0**	**9.600.752**	**0**	**0**	**73.995.182**
401	01	00	00	Sueldos, salarios y otras retribuciones	33.164.044	0	0	0	0	0	33.164.044
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	13.584.312	0	0	0	0	0	13.584.312
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	54.392	0	0	0	0	0	54.392
401	01	03	00	Suplencias a empleados	230.180	0	0	0	0	0	230.180
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	15.626.880	0	0	0	0	0	15.626.880
401	01	13	00	Suplencias a obreros	327.492	0	0	0	0	0	327.492
401	01	18	00	Remuneraciones al personal contratado	3.340.788	0	0	0	0	0	3.340.788
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	10.120.932	0	0	0	0	0	10.120.932
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.875.332	0	0	0	0	0	3.875.332
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	4.204	0	0	0	0	0	4.204
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	6.241.396	0	0	0	0	0	6.241.396
401	03	00	00	Primas	3.341.320	0	0	0	0	0	3.341.320
401	03	02	00	Primas de transporte a empleados	162.696	0	0	0	0	0	162.696
401	03	04	00	Primas por hijos a empleados	26.040	0	0	0	0	0	26.040
401	03	08	00	Primas de profesionalización a empleados	597.424	0	0	0	0	0	597.424
401	03	09	00	Primas por antigüedad a empleados	110.600	0	0	0	0	0	110.600
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	129.740	0	0	0	0	0	129.740
401	03	17	00	Primas de transporte a obreros	285.204	0	0	0	0	0	285.204
401	03	19	00	Primas por hijos de obreros	81.840	0	0	0	0	0	81.840
401	03	21	00	Primas por antigüedad a obreros	118.352	0	0	0	0	0	118.352
401	03	97	00	Otras primas a empleados	862.040	0	0	0	0	0	862.040
401	03	98	00	Otras primas a obreros	967.384	0	0	0	0	0	967.384

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119479 540143000 OPTIMIZACIÓN DE LOS SERVICIOS QUE CONFORMAN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD, PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: GARANTIZAR, FORTALECER Y CONSOLIDAR LOS DOS NIVELES DE ATENCIÓN PARA EJERCER UNA OPORTUNA, EFICIENTE E INTEGRAR LA ATENCIÓN EN SALUD A LA POBLACIÓN DEL ESTADO VARGAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 190.726

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. VARGAS **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 540143002 ATENCIÓN EN SALUD HOSPITALARIA A LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 52.802

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO VARGAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	00	00	Complementos de sueldos y salarios	5.253.116	0	0	0	0	0	5.253.116
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	75.248	0	0	0	0	0	75.248
401	04	02	00	Complemento a empleados por trabajo nocturno	1.215.256	0	0	0	0	0	1.215.256
401	04	10	00	Complemento a empleados por días feriados	2.000	0	0	0	0	0	2.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	680.388	0	0	0	0	0	680.388
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.100.000	0	0	0	0	0	2.100.000
401	04	16	00	Complemento a obreros por gastos de alimentación	2.400	0	0	0	0	0	2.400
401	04	20	00	Complemento a obreros por días feriados	2.000	0	0	0	0	0	2.000
401	04	96	00	Otros complementos a empleados	300.000	0	0	0	0	0	300.000
401	04	97	00	Otros complementos a obreros	875.824	0	0	0	0	0	875.824
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.976.935	0	0	9.600.752	0	0	14.577.687
401	05	01	00	Aguinaldos a empleados	0	0	0	5.271.793	0	0	5.271.793
401	05	03	00	Bono vacacional a empleados	2.060.012	0	0	0	0	0	2.060.012
401	05	04	00	Aguinaldos a obreros	942.835	0	0	4.328.959	0	0	5.271.794
401	05	06	00	Bono vacacional a obreros	1.974.088	0	0	0	0	0	1.974.088
401	06	00	00	Aportes patronales y legales	4.117.691	0	0	0	0	0	4.117.691
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.333.332	0	0	0	0	0	1.333.332
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	360.000	0	0	0	0	0	360.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	115.632	0	0	0	0	0	115.632
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	356.164	0	0	0	0	0	356.164
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.241.668	0	0	0	0	0	1.241.668
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	292.683	0	0	0	0	0	292.683
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	200.332	0	0	0	0	0	200.332

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119479 540143000 OPTIMIZACIÓN DE LOS SERVICIOS QUE CONFORMAN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD, PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: GARANTIZAR, FORTALECER Y CONSOLIDAR LOS DOS NIVELES DE ATENCIÓN PARA EJERCER UNA OPORTUNA, EFICIENTE E INTEGRAR LA ATENCIÓN EN SALUD A LA POBLACIÓN DEL ESTADO VARGAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 190.726

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. VARGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540143002 ATENCIÓN EN SALUD HOSPITALARIA A LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 52.802

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO VARGAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	128.520	0	0	0	0	0	128.520
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	89.360	0	0	0	0	0	89.360
401	07	00	00	Asistencia socio-económica	3.420.392	0	0	0	0	0	3.420.392
401	07	02	00	Becas a empleados	10.400	0	0	0	0	0	10.400
401	07	03	00	Ayudas por matrimonio a empleados	1.200	0	0	0	0	0	1.200
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.644	0	0	0	0	0	1.644
401	07	05	00	Ayudas por defunción a empleados	30.000	0	0	0	0	0	30.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	763.240	0	0	0	0	0	763.240
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	162.240	0	0	0	0	0	162.240
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	26.040	0	0	0	0	0	26.040
401	07	10	00	Dotación de uniformes a empleados	137.600	0	0	0	0	0	137.600
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	21.700	0	0	0	0	0	21.700
401	07	19	00	Ayudas por matrimonio de obreros	10.000	0	0	0	0	0	10.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	10.000	0	0	0	0	0	10.000
401	07	21	00	Ayudas por defunción a obreros	10.000	0	0	0	0	0	10.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	789.000	0	0	0	0	0	789.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.104	0	0	0	0	0	6.104
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	40.000	0	0	0	0	0	40.000
401	07	26	00	Dotación de uniformes a obreros	160.560	0	0	0	0	0	160.560
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	85.000	0	0	0	0	0	85.000
401	07	96	00	Otras subvenciones a empleados	393.664	0	0	0	0	0	393.664
401	07	97	00	Otras subvenciones a obreros	762.000	0	0	0	0	0	762.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.033.336**	**0**	**0**	**0**	**0**	**0**	**17.033.336**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119479 540143000 OPTIMIZACIÓN DE LOS SERVICIOS QUE CONFORMAN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD, PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: GARANTIZAR, FORTALECER Y CONSOLIDAR LOS DOS NIVELES DE ATENCIÓN PARA EJERCER UNA OPORTUNA, EFICIENTE E INTEGRAR LA ATENCIÓN EN SALUD A LA POBLACIÓN DEL ESTADO VARGAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 190.726

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. VARGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540143002 ATENCIÓN EN SALUD HOSPITALARIA A LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 52.802

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO VARGAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	4.102.500	0	0	0	0	0	4.102.500
402	01	01	00	Alimentos y bebidas para personas	4.102.500	0	0	0	0	0	4.102.500
402	03	00	00	Textiles y vestuarios	222.808	0	0	0	0	0	222.808
402	03	01	00	Textiles	91.176	0	0	0	0	0	91.176
402	03	02	00	Prendas de vestir	90.000	0	0	0	0	0	90.000
402	03	03	00	Calzados	41.632	0	0	0	0	0	41.632
402	04	00	00	Productos de cuero y caucho	175.500	0	0	0	0	0	175.500
402	04	03	00	Cauchos y tripas para vehículos	175.500	0	0	0	0	0	175.500
402	05	00	00	Productos de papel, cartón e impresos	689.868	0	0	0	0	0	689.868
402	05	01	00	Pulpa de madera, papel y cartón	101.304	0	0	0	0	0	101.304
402	05	02	00	Envases y cajas de papel y cartón	39.384	0	0	0	0	0	39.384
402	05	03	00	Productos de papel y cartón para oficina	251.660	0	0	0	0	0	251.660
402	05	06	00	Productos de papel y cartón para computación	148.884	0	0	0	0	0	148.884
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	77.992	0	0	0	0	0	77.992
402	05	99	00	Otros productos de pulpa, papel y cartón	70.644	0	0	0	0	0	70.644
402	06	00	00	Productos químicos y derivados	6.446.608	0	0	0	0	0	6.446.608
402	06	02	00	Abonos, plaguicidas y otros	127.644	0	0	0	0	0	127.644
402	06	03	00	Tintas, pinturas y colorantes	194.336	0	0	0	0	0	194.336
402	06	04	00	Productos farmacéuticos y medicamentos	5.109.452	0	0	0	0	0	5.109.452
402	06	05	00	Productos de tocador	77.456	0	0	0	0	0	77.456
402	06	06	00	Combustibles y lubricantes	73.824	0	0	0	0	0	73.824
402	06	08	00	Productos plásticos	136.276	0	0	0	0	0	136.276
402	06	99	00	Otros productos de la industria química y conexos	727.620	0	0	0	0	0	727.620
402	07	00	00	Productos minerales no metálicos	41.668	0	0	0	0	0	41.668

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119479 540143000 OPTIMIZACIÓN DE LOS SERVICIOS QUE CONFORMAN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD, PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: GARANTIZAR, FORTALECER Y CONSOLIDAR LOS DOS NIVELES DE ATENCIÓN PARA EJERCER UNA OPORTUNA, EFICIENTE E INTEGRAR LA ATENCIÓN EN SALUD A LA POBLACIÓN DEL ESTADO VARGAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 190.726

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. VARGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540143002 ATENCIÓN EN SALUD HOSPITALARIA A LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 52.802

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO VARGAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	02	00	Vidrios y productos de vidrio	14.000	0	0	0	0	0	14.000
402	07	03	00	Productos de arcilla para construcción	4.608	0	0	0	0	0	4.608
402	07	04	00	Cemento, cal y yeso	23.060	0	0	0	0	0	23.060
402	08	00	00	Productos metálicos	328.600	0	0	0	0	0	328.600
402	08	01	00	Productos primarios de hierro y acero	15.376	0	0	0	0	0	15.376
402	08	02	00	Productos de metales no ferrosos	15.376	0	0	0	0	0	15.376
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	82.812	0	0	0	0	0	82.812
402	08	04	00	Productos metálicos estructurales	10.764	0	0	0	0	0	10.764
402	08	09	00	Repuestos y accesorios para equipos de transporte	76.752	0	0	0	0	0	76.752
402	08	10	00	Repuestos y accesorios para otros equipos	83.420	0	0	0	0	0	83.420
402	08	99	00	Otros productos metálicos	44.100	0	0	0	0	0	44.100
402	09	00	00	Productos de madera	3.600	0	0	0	0	0	3.600
402	09	01	00	Productos primarios de madera	3.600	0	0	0	0	0	3.600
402	10	00	00	Productos varios y útiles diversos	5.022.184	0	0	0	0	0	5.022.184
402	10	01	00	Artículos de deporte, recreación y juguetes	29.148	0	0	0	0	0	29.148
402	10	02	00	Materiales y útiles de limpieza y aseo	420.000	0	0	0	0	0	420.000
402	10	03	00	Utensilios de cocina y comedor	79.028	0	0	0	0	0	79.028
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.083.648	0	0	0	0	0	4.083.648
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	74.712	0	0	0	0	0	74.712
402	10	07	00	Productos de seguridad en el trabajo	60.900	0	0	0	0	0	60.900
402	10	08	00	Materiales para equipos de computación	163.616	0	0	0	0	0	163.616
402	10	11	00	Materiales eléctricos	36.140	0	0	0	0	0	36.140
402	10	12	00	Materiales para instalaciones sanitarias	36.140	0	0	0	0	0	36.140
402	10	99	00	Otros productos y útiles diversos	38.852	0	0	0	0	0	38.852

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119479 540143000 OPTIMIZACIÓN DE LOS SERVICIOS QUE CONFORMAN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD, PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: GARANTIZAR, FORTALECER Y CONSOLIDAR LOS DOS NIVELES DE ATENCIÓN PARA EJERCER UNA OPORTUNA, EFICIENTE E INTEGRAR LA ATENCIÓN EN SALUD A LA POBLACIÓN DEL ESTADO VARGAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 190.726

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. VARGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540143002 ATENCIÓN EN SALUD HOSPITALARIA A LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 52.802

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO VARGAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.094.108**	**0**	**0**	**0**	**0**	**0**	**3.094.108**
403	04	00	00	Servicios básicos	20.828	0	0	0	0	0	20.828
403	04	01	00	Electricidad	7.200	0	0	0	0	0	7.200
403	04	02	00	Gas	8.000	0	0	0	0	0	8.000
403	04	04	00	Teléfonos	5.628	0	0	0	0	0	5.628
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.020	0	0	0	0	0	12.020
403	07	02	00	Imprenta y reproducción	12.020	0	0	0	0	0	12.020
403	09	00	00	Viáticos y pasajes	49.992	0	0	0	0	0	49.992
403	09	01	00	Viáticos y pasajes dentro del país	49.992	0	0	0	0	0	49.992
403	10	00	00	Servicios profesionales y técnicos	708.960	0	0	0	0	0	708.960
403	10	11	00	Servicios para la elaboración y suministro de comida	708.960	0	0	0	0	0	708.960
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	272.796	0	0	0	0	0	272.796
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	7.380	0	0	0	0	0	7.380
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	89.868	0	0	0	0	0	89.868
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	62.208	0	0	0	0	0	62.208
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	24.924	0	0	0	0	0	24.924
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	88.416	0	0	0	0	0	88.416
403	12	00	00	Conservación y reparaciones menores de obras	425.500	0	0	0	0	0	425.500
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	425.500	0	0	0	0	0	425.500
403	18	00	00	Impuestos indirectos	1.232.412	0	0	0	0	0	1.232.412
403	18	01	00	Impuesto al valor agregado	1.232.412	0	0	0	0	0	1.232.412
403	99	00	00	Otros servicios no personales	371.600	0	0	0	0	0	371.600
403	99	01	00	Otros servicios no personales	371.600	0	0	0	0	0	371.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119479 540143000 OPTIMIZACIÓN DE LOS SERVICIOS QUE CONFORMAN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD, PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: GARANTIZAR, FORTALECER Y CONSOLIDAR LOS DOS NIVELES DE ATENCIÓN PARA EJERCER UNA OPORTUNA, EFICIENTE E INTEGRAR LA ATENCIÓN EN SALUD A LA POBLACIÓN DEL ESTADO VARGAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 190.726

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. VARGAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540143002 ATENCIÓN EN SALUD HOSPITALARIA A LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 52.802

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO VARGAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**657.812**	**0**	**0**	**0**	**0**	0	**657.812**
404	01	00	00	Repuestos y reparaciones mayores	60.000	0	0	0	0	0	60.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	60.000	0	0	0	0	0	60.000
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	60.000	0	0	0	0	0	60.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	9.000	0	0	0	0	0	9.000
404	03	05	00	Maquinaria y equipos industriales y de taller	9.000	0	0	0	0	0	9.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	132.460	0	0	0	0	0	132.460
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	132.460	0	0	0	0	0	132.460
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	456.352	0	0	0	0	0	456.352
404	09	01	00	Mobiliario y equipos de oficina	256.480	0	0	0	0	0	256.480
404	09	02	00	Equipos de computación	96.480	0	0	0	0	0	96.480
404	09	03	00	Mobiliario y equipos de alojamiento	103.392	0	0	0	0	0	103.392
				Totales	**85.179.686**	**0**	**0**	**9.600.752**	**0**	0	**94.780.438**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119407 540144000 ATENCIÓN INTEGRAL EN SALUD PARA LAS PERSONAS CON DISCAPACIDAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN MÉDICA Y TÉCNICA ESPECIALIZADA EN EL ÁREA DE REHABILITACIÓN DE MANERA INTEGRAL Y OPORTUNA A LA POBLACIÓN CON DISCAPACIDAD QUE ACUDE A LOS SERVICIOS DE REHABILITACIÓN A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PERSONA **META:** 303.566

RESPONSABLE/EJECUTOR: RED DE HOSPITALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.329.833**	**0**	**0**	**0**	**0**	**0**	**1.329.833**
401	01	00	00	Sueldos, salarios y otras retribuciones	649.164	0	0	0	0	0	649.164
401	01	12	00	Salarios a obreros en puestos no permanentes	78.019	0	0	0	0	0	78.019
401	01	18	00	Remuneraciones al personal contratado	571.145	0	0	0	0	0	571.145
401	04	00	00	Complementos de sueldos y salarios	288.288	0	0	0	0	0	288.288
401	04	26	00	Bono compensatorio de alimentación al personal contratado	288.288	0	0	0	0	0	288.288
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	175.385	0	0	0	0	0	175.385
401	05	07	00	Aguinaldos al personal contratado	162.953	0	0	0	0	0	162.953
401	05	08	00	Bono vacacional al personal contratado	12.432	0	0	0	0	0	12.432
401	07	00	00	Asistencia socio-económica	81.201	0	0	0	0	0	81.201
401	07	03	00	Ayudas por matrimonio a empleados	81.201	0	0	0	0	0	81.201
401	08	00	00	Prestaciones sociales e indemnizaciones	135.795	0	0	0	0	0	135.795
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	135.795	0	0	0	0	0	135.795
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.460.842**	**0**	**0**	**0**	**0**	**0**	**6.460.842**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	02	00	00	Productos de minas, canteras y yacimientos	10.000	0	0	0	0	0	10.000
402	02	05	00	Piedra, arcilla, arena y tierra	10.000	0	0	0	0	0	10.000
402	03	00	00	Textiles y vestuarios	110.000	0	0	0	0	0	110.000
402	03	01	00	Textiles	50.000	0	0	0	0	0	50.000
402	03	02	00	Prendas de vestir	60.000	0	0	0	0	0	60.000
402	04	00	00	Productos de cuero y caucho	80.000	0	0	0	0	0	80.000
402	04	01	00	Cueros y pieles	45.000	0	0	0	0	0	45.000
402	04	03	00	Cauchos y tripas para vehículos	35.000	0	0	0	0	0	35.000
402	05	00	00	Productos de papel, cartón e impresos	125.000	0	0	0	0	0	125.000
402	05	01	00	Pulpa de madera, papel y cartón	70.000	0	0	0	0	0	70.000
402	05	03	00	Productos de papel y cartón para oficina	25.000	0	0	0	0	0	25.000
402	05	05	00	Material de enseñanza	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	2.895.705	0	0	0	0	0	2.895.705

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119407 540144000 ATENCIÓN INTEGRAL EN SALUD PARA LAS PERSONAS CON DISCAPACIDAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN MÉDICA Y TÉCNICA ESPECIALIZADA EN EL ÁREA DE REHABILITACIÓN DE MANERA INTEGRAL Y OPORTUNA A LA POBLACIÓN CON DISCAPACIDAD QUE ACUDE A LOS SERVICIOS DE REHABILITACIÓN A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PERSONA **META:** 303.566

RESPONSABLE/EJECUTOR: RED DE HOSPITALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	01	00	Sustancias químicas y de uso industrial	200.000	0	0	0	0	0	200.000
402	06	03	00	Tintas, pinturas y colorantes	150.000	0	0	0	0	0	150.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.260.705	0	0	0	0	0	2.260.705
402	06	05	00	Productos de tocador	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	25.000	0	0	0	0	0	25.000
402	06	08	00	Productos plásticos	250.000	0	0	0	0	0	250.000
402	07	00	00	Productos minerales no metálicos	102.800	0	0	0	0	0	102.800
402	07	01	00	Productos de barro, loza y porcelana	17.800	0	0	0	0	0	17.800
402	07	04	00	Cemento, cal y yeso	85.000	0	0	0	0	0	85.000
402	08	00	00	Productos metálicos	2.204.525	0	0	0	0	0	2.204.525
402	08	02	00	Productos de metales no ferrosos	2.000.000	0	0	0	0	0	2.000.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	139.525	0	0	0	0	0	139.525
402	08	09	00	Repuestos y accesorios para equipos de transporte	65.000	0	0	0	0	0	65.000
402	09	00	00	Productos de madera	20.000	0	0	0	0	0	20.000
402	09	99	00	Otros productos de madera	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	892.812	0	0	0	0	0	892.812
402	10	02	00	Materiales y útiles de limpieza y aseo	60.000	0	0	0	0	0	60.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	582.462	0	0	0	0	0	582.462
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	38.000	0	0	0	0	0	38.000
402	10	06	00	Condecoraciones, ofrendas y similares	8.000	0	0	0	0	0	8.000
402	10	07	00	Productos de seguridad en el trabajo	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	120.000	0	0	0	0	0	120.000
402	10	10	00	Útiles religiosos	49.350	0	0	0	0	0	49.350
402	10	12	00	Materiales para instalaciones sanitarias	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.653.325**	**0**	**0**	**0**	**0**	**0**	**2.653.325**
403	06	00	00	Servicios de transporte y almacenaje	3.535	0	0	0	0	0	3.535
403	06	03	00	Estacionamiento	250	0	0	0	0	0	250
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.285	0	0	0	0	0	3.285
403	07	00	00	Servicios de información, impresión y relaciones públicas	274.450	0	0	0	0	0	274.450

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119407 540144000 ATENCIÓN INTEGRAL EN SALUD PARA LAS PERSONAS CON DISCAPACIDAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN MÉDICA Y TÉCNICA ESPECIALIZADA EN EL ÁREA DE REHABILITACIÓN DE MANERA INTEGRAL Y OPORTUNA A LA POBLACIÓN CON DISCAPACIDAD QUE ACUDE A LOS SERVICIOS DE REHABILITACIÓN A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PERSONA

META: 303.566

RESPONSABLE/EJECUTOR: RED DE HOSPITALES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	01	00	Publicidad y propaganda	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	70.000	0	0	0	0	0	70.000
403	07	03	00	Relaciones sociales	154.450	0	0	0	0	0	154.450
403	09	00	00	Viáticos y pasajes	146.992	0	0	0	0	0	146.992
403	09	01	00	Viáticos y pasajes dentro del país	146.992	0	0	0	0	0	146.992
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	670.000	0	0	0	0	0	670.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	120.000	0	0	0	0	0	120.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	300.000	0	0	0	0	0	300.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	250.000	0	0	0	0	0	250.000
403	12	00	00	Conservación y reparaciones menores de obras	771.763	0	0	0	0	0	771.763
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	771.763	0	0	0	0	0	771.763
403	18	00	00	Impuestos indirectos	751.585	0	0	0	0	0	751.585
403	18	01	00	Impuesto al valor agregado	751.585	0	0	0	0	0	751.585
403	99	00	00	Otros servicios no personales	35.000	0	0	0	0	0	35.000
403	99	01	00	Otros servicios no personales	35.000	0	0	0	0	0	35.000
404	**00**	**00**	**00**	**Activos reales**	**756.000**	**0**	**0**	**0**	**0**	**0**	**756.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	500.000	0	0	0	0	0	500.000
404	03	05	00	Maquinaria y equipos industriales y de taller	500.000	0	0	0	0	0	500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	35.000	0	0	0	0	0	35.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	35.000	0	0	0	0	0	35.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	221.000	0	0	0	0	0	221.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	85.000	0	0	0	0	0	85.000
404	09	03	00	Mobiliario y equipos de alojamiento	36.000	0	0	0	0	0	36.000
				Totales	**11.200.000**	**0**	**0**	**0**	**0**	**0**	**11.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119407 540144000 ATENCIÓN INTEGRAL EN SALUD PARA LAS PERSONAS CON DISCAPACIDAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN MÉDICA Y TÉCNICA ESPECIALIZADA EN EL ÁREA DE REHABILITACIÓN DE MANERA INTEGRAL Y OPORTUNA A LA POBLACIÓN CON DISCAPACIDAD QUE ACUDE A LOS SERVICIOS DE REHABILITACIÓN A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PERSONA **META:** 303.566

RESPONSABLE/EJECUTOR: RED DE HOSPITALES **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119407 540144000 ATENCIÓN INTEGRAL EN SALUD PARA LAS PERSONAS CON DISCAPACIDAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN MÉDICA Y TÉCNICA ESPECIALIZADA EN EL ÁREA DE REHABILITACIÓN DE MANERA INTEGRAL Y OPORTUNA A LA POBLACIÓN CON DISCAPACIDAD QUE ACUDE A LOS SERVICIOS DE REHABILITACIÓN A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PERSONA **META:** 303.566

RESPONSABLE/EJECUTOR: RED DE HOSPITALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540144001 ATENCIÓN A PERSONAS CON DISCAPACIDAD NEUROMUSCULOESQUELETICA, AUDITIVA, VISUAL, CARDIORRESPIRATORIA,MENTAL Y DEL HABLA A TRAVÉS DE SERVICIOS DE REHABILITACIÓN Y PROGRAMAS DE PREVENCIÓN.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 284.458

RESPONSABLE/EJECUTOR: PASDIS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.329.833**	**0**	**0**	**0**	**0**	**0**	**1.329.833**
401	01	00	00	Sueldos, salarios y otras retribuciones	649.164	0	0	0	0	0	649.164
401	01	12	00	Salarios a obreros en puestos no permanentes	78.019	0	0	0	0	0	78.019
401	01	18	00	Remuneraciones al personal contratado	571.145	0	0	0	0	0	571.145
401	04	00	00	Complementos de sueldos y salarios	288.288	0	0	0	0	0	288.288
401	04	26	00	Bono compensatorio de alimentación al personal contratado	288.288	0	0	0	0	0	288.288
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	175.385	0	0	0	0	0	175.385
401	05	07	00	Aguinaldos al personal contratado	162.953	0	0	0	0	0	162.953
401	05	08	00	Bono vacacional al personal contratado	12.432	0	0	0	0	0	12.432
401	07	00	00	Asistencia socio-económica	81.201	0	0	0	0	0	81.201
401	07	03	00	Ayudas por matrimonio a empleados	81.201	0	0	0	0	0	81.201
401	08	00	00	Prestaciones sociales e indemnizaciones	135.795	0	0	0	0	0	135.795
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	135.795	0	0	0	0	0	135.795
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.453.167**	**0**	**0**	**0**	**0**	**0**	**5.453.167**
402	03	00	00	Textiles y vestuarios	50.000	0	0	0	0	0	50.000
402	03	01	00	Textiles	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	45.000	0	0	0	0	0	45.000
402	04	01	00	Cueros y pieles	45.000	0	0	0	0	0	45.000
402	05	00	00	Productos de papel, cartón e impresos	125.000	0	0	0	0	0	125.000
402	05	01	00	Pulpa de madera, papel y cartón	70.000	0	0	0	0	0	70.000
402	05	03	00	Productos de papel y cartón para oficina	25.000	0	0	0	0	0	25.000
402	05	05	00	Material de enseñanza	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	2.510.705	0	0	0	0	0	2.510.705
402	06	04	00	Productos farmacéuticos y medicamentos	2.260.705	0	0	0	0	0	2.260.705

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119407 540144000 ATENCIÓN INTEGRAL EN SALUD PARA LAS PERSONAS CON DISCAPACIDAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN MÉDICA Y TÉCNICA ESPECIALIZADA EN EL ÁREA DE REHABILITACIÓN DE MANERA INTEGRAL Y OPORTUNA A LA POBLACIÓN CON DISCAPACIDAD QUE ACUDE A LOS SERVICIOS DE REHABILITACIÓN A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PERSONA **META:** 303.566

RESPONSABLE/EJECUTOR: RED DE HOSPITALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540144001 ATENCIÓN A PERSONAS CON DISCAPACIDAD NEUROMUSCULOESQUELETICA, AUDITIVA, VISUAL, CARDIORRESPIRATORIA,MENTAL Y DEL HABLA A TRAVÉS DE SERVICIOS DE REHABILITACIÓN Y PROGRAMAS DE PREVENCIÓN.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 284.458

RESPONSABLE/EJECUTOR: PASDIS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	250.000	0	0	0	0	0	250.000
402	08	00	00	Productos metálicos	2.000.000	0	0	0	0	0	2.000.000
402	08	02	00	Productos de metales no ferrosos	2.000.000	0	0	0	0	0	2.000.000
402	10	00	00	Productos varios y útiles diversos	722.462	0	0	0	0	0	722.462
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	582.462	0	0	0	0	0	582.462
402	10	07	00	Productos de seguridad en el trabajo	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	120.000	0	0	0	0	0	120.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.273.751**	**0**	**0**	**0**	**0**	**0**	**1.273.751**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
403	12	00	00	Conservación y reparaciones menores de obras	665.602	0	0	0	0	0	665.602
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	665.602	0	0	0	0	0	665.602
403	18	00	00	Impuestos indirectos	473.149	0	0	0	0	0	473.149
403	18	01	00	Impuesto al valor agregado	473.149	0	0	0	0	0	473.149
403	99	00	00	Otros servicios no personales	35.000	0	0	0	0	0	35.000
403	99	01	00	Otros servicios no personales	35.000	0	0	0	0	0	35.000
404	**00**	**00**	**00**	**Activos reales**	**620.000**	**0**	**0**	**0**	**0**	**0**	**620.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	500.000	0	0	0	0	0	500.000
404	03	05	00	Maquinaria y equipos industriales y de taller	500.000	0	0	0	0	0	500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	35.000	0	0	0	0	0	35.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	35.000	0	0	0	0	0	35.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	85.000	0	0	0	0	0	85.000
404	09	02	00	Equipos de computación	85.000	0	0	0	0	0	85.000
				Totales	**8.676.751**	**0**	**0**	**0**	**0**	**0**	**8.676.751**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119407 540144000 ATENCIÓN INTEGRAL EN SALUD PARA LAS PERSONAS CON DISCAPACIDAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN MÉDICA Y TÉCNICA ESPECIALIZADA EN EL ÁREA DE REHABILITACIÓN DE MANERA INTEGRAL Y OPORTUNA A LA POBLACIÓN CON DISCAPACIDAD QUE ACUDE A LOS SERVICIOS DE REHABILITACIÓN A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PERSONA **META:** 303.566

RESPONSABLE/EJECUTOR: RED DE HOSPITALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540144002 CONSOLIDACIÓN DE LA ESTRATEGIA DE ATENCIÓN COMUNITARIA PARA PERSONAS CON DISCAPACIDAD

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 8.270

RESPONSABLE/EJECUTOR: PASDIS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**213.000**	**0**	**0**	**0**	**0**	**0**	**213.000**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	03	00	00	Textiles y vestuarios	60.000	0	0	0	0	0	60.000
402	03	02	00	Prendas de vestir	60.000	0	0	0	0	0	60.000
402	04	00	00	Productos de cuero y caucho	35.000	0	0	0	0	0	35.000
402	04	03	00	Cauchos y tripas para vehículos	35.000	0	0	0	0	0	35.000
402	06	00	00	Productos químicos y derivados	25.000	0	0	0	0	0	25.000
402	06	06	00	Combustibles y lubricantes	25.000	0	0	0	0	0	25.000
402	08	00	00	Productos metálicos	65.000	0	0	0	0	0	65.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	65.000	0	0	0	0	0	65.000
402	10	00	00	Productos varios y útiles diversos	8.000	0	0	0	0	0	8.000
402	10	06	00	Condecoraciones, ofrendas y similares	8.000	0	0	0	0	0	8.000
403	**00**	**00**	**00**	**Servicios no personales**	**497.856**	**0**	**0**	**0**	**0**	**0**	**497.856**
403	06	00	00	Servicios de transporte y almacenaje	250	0	0	0	0	0	250
403	06	03	00	Estacionamiento	250	0	0	0	0	0	250
403	07	00	00	Servicios de información, impresión y relaciones públicas	274.450	0	0	0	0	0	274.450
403	07	01	00	Publicidad y propaganda	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	70.000	0	0	0	0	0	70.000
403	07	03	00	Relaciones sociales	154.450	0	0	0	0	0	154.450
403	09	00	00	Viáticos y pasajes	146.992	0	0	0	0	0	146.992
403	09	01	00	Viáticos y pasajes dentro del país	146.992	0	0	0	0	0	146.992
403	18	00	00	Impuestos indirectos	76.164	0	0	0	0	0	76.164
403	18	01	00	Impuesto al valor agregado	76.164	0	0	0	0	0	76.164

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119407 540144000 ATENCIÓN INTEGRAL EN SALUD PARA LAS PERSONAS CON DISCAPACIDAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN MÉDICA Y TÉCNICA ESPECIALIZADA EN EL ÁREA DE REHABILITACIÓN DE MANERA INTEGRAL Y OPORTUNA A LA POBLACIÓN CON DISCAPACIDAD QUE ACUDE A LOS SERVICIOS DE REHABILITACIÓN A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PERSONA **META:** 303.566

RESPONSABLE/EJECUTOR: RED DE HOSPITALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540144002 CONSOLIDACIÓN DE LA ESTRATEGIA DE ATENCIÓN COMUNITARIA PARA PERSONAS CON DISCAPACIDAD

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 8.270

RESPONSABLE/EJECUTOR: PASDIS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**710.856**	0	0	0	0	0	**710.856**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119407 540144000 ATENCIÓN INTEGRAL EN SALUD PARA LAS PERSONAS CON DISCAPACIDAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN MÉDICA Y TÉCNICA ESPECIALIZADA EN EL ÁREA DE REHABILITACIÓN DE MANERA INTEGRAL Y OPORTUNA A LA POBLACIÓN CON DISCAPACIDAD QUE ACUDE A LOS SERVICIOS DE REHABILITACIÓN A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PERSONA **META:** 303.566

RESPONSABLE/EJECUTOR: RED DE HOSPITALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540144003 ATENCIÓN DIRECTA A PACIENTES Y FORMACIÓN DE MÉDICOS Y PERSONAL DE SALUD EN EL CENTRO MÉDICO DOCENTE DE REHABILITACIÓN

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 19.108

RESPONSABLE/EJECUTOR: PASDIS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**794.675**	**0**	**0**	**0**	**0**	**0**	**794.675**
402	02	00	00	Productos de minas, canteras y yacimientos	10.000	0	0	0	0	0	10.000
402	02	05	00	Piedra, arcilla, arena y tierra	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	360.000	0	0	0	0	0	360.000
402	06	01	00	Sustancias químicas y de uso industrial	200.000	0	0	0	0	0	200.000
402	06	03	00	Tintas, pinturas y colorantes	150.000	0	0	0	0	0	150.000
402	06	05	00	Productos de tocador	10.000	0	0	0	0	0	10.000
402	07	00	00	Productos minerales no metálicos	102.800	0	0	0	0	0	102.800
402	07	01	00	Productos de barro, loza y porcelana	17.800	0	0	0	0	0	17.800
402	07	04	00	Cemento, cal y yeso	85.000	0	0	0	0	0	85.000
402	08	00	00	Productos metálicos	139.525	0	0	0	0	0	139.525
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	139.525	0	0	0	0	0	139.525
402	09	00	00	Productos de madera	20.000	0	0	0	0	0	20.000
402	09	99	00	Otros productos de madera	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	162.350	0	0	0	0	0	162.350
402	10	02	00	Materiales y útiles de limpieza y aseo	60.000	0	0	0	0	0	60.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	38.000	0	0	0	0	0	38.000
402	10	10	00	Útiles religiosos	49.350	0	0	0	0	0	49.350
402	10	12	00	Materiales para instalaciones sanitarias	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**881.718**	**0**	**0**	**0**	**0**	**0**	**881.718**
403	06	00	00	Servicios de transporte y almacenaje	3.285	0	0	0	0	0	3.285
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.285	0	0	0	0	0	3.285
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	570.000	0	0	0	0	0	570.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	120.000	0	0	0	0	0	120.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119407 540144000 ATENCIÓN INTEGRAL EN SALUD PARA LAS PERSONAS CON DISCAPACIDAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN MÉDICA Y TÉCNICA ESPECIALIZADA EN EL ÁREA DE REHABILITACIÓN DE MANERA INTEGRAL Y OPORTUNA A LA POBLACIÓN CON DISCAPACIDAD QUE ACUDE A LOS SERVICIOS DE REHABILITACIÓN A NIVEL NACIONAL.

UNIDAD DE MEDIDA: PERSONA **META:** 303.566

RESPONSABLE/EJECUTOR: RED DE HOSPITALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540144003 ATENCIÓN DIRECTA A PACIENTES Y FORMACIÓN DE MÉDICOS Y PERSONAL DE SALUD EN EL CENTRO MÉDICO DOCENTE DE REHABILITACIÓN

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 19.108

RESPONSABLE/EJECUTOR: PASDIS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	300.000	0	0	0	0	0	300.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	150.000	0	0	0	0	0	150.000
403	12	00	00	Conservación y reparaciones menores de obras	106.161	0	0	0	0	0	106.161
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	106.161	0	0	0	0	0	106.161
403	18	00	00	Impuestos indirectos	202.272	0	0	0	0	0	202.272
403	18	01	00	Impuesto al valor agregado	202.272	0	0	0	0	0	202.272
404	**00**	**00**	**00**	**Activos reales**	**136.000**	**0**	**0**	**0**	**0**	0	**136.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	136.000	0	0	0	0	0	136.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	03	00	Mobiliario y equipos de alojamiento	36.000	0	0	0	0	0	36.000
				Totales	**1.812.393**	**0**	**0**	**0**	**0**	0	**1.812.393**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119357 540145000 ACTUALIZACIÓN E INCORPORACIÓN DE AGENTES COMUNITARIOS EN ATENCIÓN PRIMARIA DE SALUD EN LOS AMBULATORIOS RURALES TIPO I (ARI) UBICADOS EN COMUNIDADES INDÍGENAS Y RURALES DISPERSAS EN VENEZUELA

OBJETIVO DEL PROYECTO: ACTUALIZAR E INCORPORAR AGENTES COMUNITARIOS DE ATENCIÓN PRIMARIA DE SALUD (ACAPS) EN LOS AMBULATORIOS RURALES TIPO I (ARI) REFORZANDO LAS ESTRATEGIAS DE PROMOCIÓN DE SALUD Y PREVENCIÓN DE ENFERMEDADES EMPLEADAS DE ACUERDO AL PERFIL EPIDEMIOLÓGICO DE LA POBLACIÓN.

UNIDAD DE MEDIDA: PERSONA **META:** 1.501

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE REDES DE SERVICIOS DE SALUD **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.284.655**	**0**	**0**	**180.345**	**0**	**0**	**1.465.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	707.619	0	0	0	0	0	707.619
401	01	18	00	Remuneraciones al personal contratado	707.619	0	0	0	0	0	707.619
401	04	00	00	Complementos de sueldos y salarios	306.445	0	0	0	0	0	306.445
401	04	26	00	Bono compensatorio de alimentación al personal contratado	306.445	0	0	0	0	0	306.445
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	18.350	0	0	180.345	0	0	198.695
401	05	07	00	Aguinaldos al personal contratado	0	0	0	180.345	0	0	180.345
401	05	08	00	Bono vacacional al personal contratado	18.350	0	0	0	0	0	18.350
401	07	00	00	Asistencia socio-económica	96.944	0	0	0	0	0	96.944
401	07	33	00	Asistencia socio-económica al personal contratado	96.944	0	0	0	0	0	96.944
401	08	00	00	Prestaciones sociales e indemnizaciones	155.297	0	0	0	0	0	155.297
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	155.297	0	0	0	0	0	155.297
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**715.650**	**0**	**0**	**428.350**	**0**	**0**	**1.144.000**
402	03	00	00	Textiles y vestuarios	281.650	0	0	218.350	0	0	500.000
402	03	01	00	Textiles	50.000	0	0	50.000	0	0	100.000
402	03	02	00	Prendas de vestir	200.000	0	0	100.000	0	0	300.000
402	03	99	00	Otros productos textiles y vestuarios	31.650	0	0	68.350	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	150.000	0	0	120.000	0	0	270.000
402	05	01	00	Pulpa de madera, papel y cartón	0	0	0	70.000	0	0	70.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	0	100.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.000	0	0	50.000	0	0	100.000
402	06	00	00	Productos químicos y derivados	54.000	0	0	0	0	0	54.000
402	06	03	00	Tintas, pinturas y colorantes	52.000	0	0	0	0	0	52.000
402	06	05	00	Productos de tocador	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	230.000	0	0	90.000	0	0	320.000
402	10	02	00	Materiales y útiles de limpieza y aseo	50.000	0	0	0	0	0	50.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	60.000	0	0	60.000	0	0	120.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	80.000	0	0	0	0	0	80.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119357 540145000 ACTUALIZACIÓN E INCORPORACIÓN DE AGENTES COMUNITARIOS EN ATENCIÓN PRIMARIA DE SALUD EN LOS AMBULATORIOS RURALES TIPO I (ARI) UBICADOS EN COMUNIDADES INDÍGENAS Y RURALES DISPERSAS EN VENEZUELA

OBJETIVO DEL PROYECTO: ACTUALIZAR E INCORPORAR AGENTES COMUNITARIOS DE ATENCIÓN PRIMARIA DE SALUD (ACAPS) EN LOS AMBULATORIOS RURALES TIPO I (ARI) REFORZANDO LAS ESTRATEGIAS DE PROMOCIÓN DE SALUD Y PREVENCIÓN DE ENFERMEDADES EMPLEADAS DE ACUERDO AL PERFIL EPIDEMIOLÓGICO DE LA POBLACIÓN.

UNIDAD DE MEDIDA: PERSONA **META:** 1.501

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE REDES DE SERVICIOS DE SALUD **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	0	0	0	30.000	0	0	30.000
402	10	08	00	Materiales para equipos de computación	40.000	0	0	0	0	0	40.000
403	**00**	**00**	**00**	**Servicios no personales**	**699.695**	**0**	**0**	**56.305**	**0**	**0**	**756.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	143.695	0	0	56.305	0	0	200.000
403	07	03	00	Relaciones sociales	143.695	0	0	56.305	0	0	200.000
403	09	00	00	Viáticos y pasajes	200.000	0	0	0	0	0	200.000
403	09	01	00	Viáticos y pasajes dentro del país	200.000	0	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	60.000	0	0	0	0	0	60.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	286.000	0	0	0	0	0	286.000
403	18	01	00	Impuesto al valor agregado	286.000	0	0	0	0	0	286.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
404	**00**	**00**	**00**	**Activos reales**	**400.000**	**0**	**0**	**300.000**	**0**	**0**	**700.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	200.000	0	0	200.000	0	0	400.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	200.000	0	0	200.000	0	0	400.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	100.000	0	0	200.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	100.000	0	0	200.000
				Totales	**3.100.000**	**0**	**0**	**965.000**	**0**	**0**	**4.065.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119357 540145000 ACTUALIZACIÓN E INCORPORACIÓN DE AGENTES COMUNITARIOS EN ATENCIÓN PRIMARIA DE SALUD EN LOS AMBULATORIOS RURALES TIPO I (ARI) UBICADOS EN COMUNIDADES INDÍGENAS Y RURALES DISPERSAS EN VENEZUELA

OBJETIVO DEL PROYECTO: ACTUALIZAR E INCORPORAR AGENTES COMUNITARIOS DE ATENCIÓN PRIMARIA DE SALUD (ACAPS) EN LOS AMBULATORIOS RURALES TIPO I (ARI) REFORZANDO LAS ESTRATEGIAS DE PROMOCIÓN DE SALUD Y PREVENCIÓN DE ENFERMEDADES EMPLEADAS DE ACUERDO AL PERFIL EPIDEMIOLÓGICO DE LA POBLACIÓN.

UNIDAD DE MEDIDA: PERSONA

META: 1.501

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE REDES DE SERVICIOS DE SALUD

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119357 540145000 ACTUALIZACIÓN E INCORPORACIÓN DE AGENTES COMUNITARIOS EN ATENCIÓN PRIMARIA DE SALUD EN LOS AMBULATORIOS RURALES TIPO I (ARI) UBICADOS EN COMUNIDADES INDÍGENAS Y RURALES DISPERSAS EN VENEZUELA

OBJETIVO DEL PROYECTO: ACTUALIZAR E INCORPORAR AGENTES COMUNITARIOS DE ATENCIÓN PRIMARIA DE SALUD (ACAPS) EN LOS AMBULATORIOS RURALES TIPO I (ARI) REFORZANDO LAS ESTRATEGIAS DE PROMOCIÓN DE SALUD Y PREVENCIÓN DE ENFERMEDADES EMPLEADAS DE ACUERDO AL PERFIL EPIDEMIOLÓGICO DE LA POBLACIÓN.

UNIDAD DE MEDIDA: PERSONA **META:** 1.501

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE REDES DE SERVICIOS DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540145001 ACTUALIZACIÓN DE AGENTES COMUNITARIOS EN ATENCIÓN PRIMARIA DE SALUD

UNIDAD DE MEDIDA: PERSONA **META:** 1.477

RESPONSABLE/EJECUTOR: CNMS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**715.650**	**0**	**0**	**428.350**	**0**	**0**	**1.144.000**
402	03	00	00	Textiles y vestuarios	281.650	0	0	218.350	0	0	500.000
402	03	01	00	Textiles	50.000	0	0	50.000	0	0	100.000
402	03	02	00	Prendas de vestir	200.000	0	0	100.000	0	0	300.000
402	03	99	00	Otros productos textiles y vestuarios	31.650	0	0	68.350	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	150.000	0	0	120.000	0	0	270.000
402	05	01	00	Pulpa de madera, papel y cartón	0	0	0	70.000	0	0	70.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	0	100.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.000	0	0	50.000	0	0	100.000
402	06	00	00	Productos químicos y derivados	54.000	0	0	0	0	0	54.000
402	06	03	00	Tintas, pinturas y colorantes	52.000	0	0	0	0	0	52.000
402	06	05	00	Productos de tocador	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	230.000	0	0	90.000	0	0	320.000
402	10	02	00	Materiales y útiles de limpieza y aseo	50.000	0	0	0	0	0	50.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	60.000	0	0	60.000	0	0	120.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	80.000	0	0	0	0	0	80.000
402	10	06	00	Condecoraciones, ofrendas y similares	0	0	0	30.000	0	0	30.000
402	10	08	00	Materiales para equipos de computación	40.000	0	0	0	0	0	40.000
403	**00**	**00**	**00**	**Servicios no personales**	**699.695**	**0**	**0**	**56.305**	**0**	**0**	**756.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	143.695	0	0	56.305	0	0	200.000
403	07	03	00	Relaciones sociales	143.695	0	0	56.305	0	0	200.000
403	09	00	00	Viáticos y pasajes	200.000	0	0	0	0	0	200.000
403	09	01	00	Viáticos y pasajes dentro del país	200.000	0	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119357 540145000 ACTUALIZACIÓN E INCORPORACIÓN DE AGENTES COMUNITARIOS EN ATENCIÓN PRIMARIA DE SALUD EN LOS AMBULATORIOS RURALES TIPO I (ARI) UBICADOS EN COMUNIDADES INDÍGENAS Y RURALES DISPERSAS EN VENEZUELA

OBJETIVO DEL PROYECTO: ACTUALIZAR E INCORPORAR AGENTES COMUNITARIOS DE ATENCIÓN PRIMARIA DE SALUD (ACAPS) EN LOS AMBULATORIOS RURALES TIPO I (ARI) REFORZANDO LAS ESTRATEGIAS DE PROMOCIÓN DE SALUD Y PREVENCIÓN DE ENFERMEDADES EMPLEADAS DE ACUERDO AL PERFIL EPIDEMIOLÓGICO DE LA POBLACIÓN.

UNIDAD DE MEDIDA: PERSONA **META:** 1.501

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE REDES DE SERVICIOS DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540145001 ACTUALIZACIÓN DE AGENTES COMUNITARIOS EN ATENCIÓN PRIMARIA DE SALUD

UNIDAD DE MEDIDA: PERSONA **META:** 1.477

RESPONSABLE/EJECUTOR: CNMS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	286.000	0	0	0	0	0	286.000
403	18	01	00	Impuesto al valor agregado	286.000	0	0	0	0	0	286.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
404	**00**	**00**	**00**	**Activos reales**	**400.000**	**0**	**0**	**300.000**	**0**	**0**	**700.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	200.000	0	0	200.000	0	0	400.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	200.000	0	0	200.000	0	0	400.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	100.000	0	0	200.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	100.000	0	0	200.000
				Totales	**1.815.345**	**0**	**0**	**784.655**	**0**	**0**	**2.600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119357 540145000 ACTUALIZACIÓN E INCORPORACIÓN DE AGENTES COMUNITARIOS EN ATENCIÓN PRIMARIA DE SALUD EN LOS AMBULATORIOS RURALES TIPO I (ARI) UBICADOS EN COMUNIDADES INDÍGENAS Y RURALES DISPERSAS EN VENEZUELA

OBJETIVO DEL PROYECTO: ACTUALIZAR E INCORPORAR AGENTES COMUNITARIOS DE ATENCIÓN PRIMARIA DE SALUD (ACAPS) EN LOS AMBULATORIOS RURALES TIPO I (ARI) REFORZANDO LAS ESTRATEGIAS DE PROMOCIÓN DE SALUD Y PREVENCIÓN DE ENFERMEDADES EMPLEADAS DE ACUERDO AL PERFIL EPIDEMIOLÓGICO DE LA POBLACIÓN.

UNIDAD DE MEDIDA: PERSONA **META:** 1.501

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE REDES DE SERVICIOS DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540145002 INCORPORACIÓN DE LOS ACAPS FORMADOS ACTIVOS Y EN EJERCICIO EN LOS AMBULATORIOS RURALES I Y AMBULATORIOS DISPERSOS DE DIFÍCIL ACCESO.

UNIDAD DE MEDIDA: PERSONA **META:** 24

RESPONSABLE/EJECUTOR: CNMS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**1.284.655**	**0**	**0**	**180.345**	**0**	**0**	**1.465.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	707.619	0	0	0	0	0	707.619
401	01	18	00	Remuneraciones al personal contratado	707.619	0	0	0	0	0	707.619
401	04	00	00	Complementos de sueldos y salarios	306.445	0	0	0	0	0	306.445
401	04	26	00	Bono compensatorio de alimentación al personal contratado	306.445	0	0	0	0	0	306.445
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	18.350	0	0	180.345	0	0	198.695
401	05	07	00	Aguinaldos al personal contratado	0	0	0	180.345	0	0	180.345
401	05	08	00	Bono vacacional al personal contratado	18.350	0	0	0	0	0	18.350
401	07	00	00	Asistencia socio-económica	96.944	0	0	0	0	0	96.944
401	07	33	00	Asistencia socio-económica al personal contratado	96.944	0	0	0	0	0	96.944
401	08	00	00	Prestaciones sociales e indemnizaciones	155.297	0	0	0	0	0	155.297
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	155.297	0	0	0	0	0	155.297
				Totales	**1.284.655**	**0**	**0**	**180.345**	**0**	**0**	**1.465.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA

META: 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**615.099.310**	**0**	**0**	**112.663.082**	**0**	**0**	**727.762.392**
401	01	00	00	Sueldos, salarios y otras retribuciones	340.581.981	0	0	0	0	0	340.581.981
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	223.585.092	0	0	0	0	0	223.585.092
401	01	03	00	Suplencias a empleados	1.254.595	0	0	0	0	0	1.254.595
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	91.270.466	0	0	0	0	0	91.270.466
401	01	12	00	Salarios a obreros en puestos no permanentes	10.945.938	0	0	0	0	0	10.945.938
401	01	13	00	Suplencias a obreros	88.819	0	0	0	0	0	88.819
401	01	18	00	Remuneraciones al personal contratado	10.626.862	0	0	0	0	0	10.626.862
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	388.022	0	0	0	0	0	388.022
401	01	99	00	Otras retribuciones	2.422.187	0	0	0	0	0	2.422.187
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	19.207.656	0	0	0	0	0	19.207.656
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	12.262.598	0	0	0	0	0	12.262.598
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	6.945.058	0	0	0	0	0	6.945.058
401	03	00	00	Primas	53.387.359	0	0	0	0	0	53.387.359
401	03	01	00	Primas por mérito a empleados	924.888	0	0	0	0	0	924.888
401	03	02	00	Primas de transporte a empleados	352.272	0	0	0	0	0	352.272
401	03	04	00	Primas por hijos a empleados	122.219	0	0	0	0	0	122.219
401	03	08	00	Primas de profesionalización a empleados	11.384.031	0	0	0	0	0	11.384.031
401	03	09	00	Primas por antigüedad a empleados	10.393.242	0	0	0	0	0	10.393.242
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	528.288	0	0	0	0	0	528.288
401	03	16	00	Primas por mérito a obreros	2.580.528	0	0	0	0	0	2.580.528
401	03	17	00	Primas de transporte a obreros	259.752	0	0	0	0	0	259.752
401	03	19	00	Primas por hijos de obreros	66.807	0	0	0	0	0	66.807
401	03	21	00	Primas por antigüedad a obreros	1.976.495	0	0	0	0	0	1.976.495
401	03	22	00	Primas de profesionalización a obreros	93.579	0	0	0	0	0	93.579
401	03	37	00	Primas de transporte al personal contratado	6.000	0	0	0	0	0	6.000
401	03	39	00	Primas por hijos al personal contratado	10.000	0	0	0	0	0	10.000
401	03	40	00	Primas de profesionalización al personal contratado	4.800	0	0	0	0	0	4.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	41	00	Primas por antigüedad al personal contratado	4.800	0	0	0	0	0	4.800
401	03	97	00	Otras primas a empleados	13.341.313	0	0	0	0	0	13.341.313
401	03	98	00	Otras primas a obreros	11.338.345	0	0	0	0	0	11.338.345
401	04	00	00	Complementos de sueldos y salarios	65.856.097	0	0	0	0	0	65.856.097
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	872.551	0	0	0	0	0	872.551
401	04	02	00	Complemento a empleados por trabajo nocturno	23.291.259	0	0	0	0	0	23.291.259
401	04	03	00	Complemento a empleados por gastos de alimentación	1.506.546	0	0	0	0	0	1.506.546
401	04	04	00	Complemento a empleados por gastos de transporte	89.197	0	0	0	0	0	89.197
401	04	06	00	Complemento a empleados por comisión de servicios	388.288	0	0	0	0	0	388.288
401	04	09	00	Bono compensatorio de transporte a empleados	295.889	0	0	0	0	0	295.889
401	04	10	00	Complemento a empleados por días feriados	6.000	0	0	0	0	0	6.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	92.829	0	0	0	0	0	92.829
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	8.573.022	0	0	0	0	0	8.573.022
401	04	16	00	Complemento a obreros por gastos de alimentación	1.110.476	0	0	0	0	0	1.110.476
401	04	17	00	Complemento a obreros por gastos de transporte	28.868	0	0	0	0	0	28.868
401	04	19	00	Bono compensatorio de transporte a obreros	376.660	0	0	0	0	0	376.660
401	04	20	00	Complemento a obreros por días feriados	9.000	0	0	0	0	0	9.000
401	04	28	00	Complemento al personal contratado por días feriados	3.000	0	0	0	0	0	3.000
401	04	96	00	Otros complementos a empleados	16.004.569	0	0	0	0	0	16.004.569
401	04	97	00	Otros complementos a obreros	11.190.675	0	0	0	0	0	11.190.675
401	04	98	00	Otros complementos al personal contratado	2.017.268	0	0	0	0	0	2.017.268
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	89.276.803	0	0	112.663.082	0	0	201.939.885
401	05	01	00	Aguinaldos a empleados	1.341.434	0	0	78.081.184	0	0	79.422.618
401	05	03	00	Bono vacacional a empleados	2.824.225	0	0	0	0	0	2.824.225
401	05	04	00	Aguinaldos a obreros	66.175.428	0	0	5.831.838	0	0	72.007.266
401	05	06	00	Bono vacacional a obreros	8.288.055	0	0	0	0	0	8.288.055
401	05	07	00	Aguinaldos al personal contratado	6.243.502	0	0	28.750.060	0	0	34.993.562
401	05	08	00	Bono vacacional al personal contratado	4.404.159	0	0	0	0	0	4.404.159

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	8.281.405	0	0	0	0	0	8.281.405
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.117.745	0	0	0	0	0	3.117.745
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.027.160	0	0	0	0	0	1.027.160
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	617.791	0	0	0	0	0	617.791
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	699.869	0	0	0	0	0	699.869
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.658.556	0	0	0	0	0	1.658.556
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	355.832	0	0	0	0	0	355.832
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	354.484	0	0	0	0	0	354.484
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	371.452	0	0	0	0	0	371.452
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	55.644	0	0	0	0	0	55.644
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	12.364	0	0	0	0	0	12.364
401	06	95	00	Otros aportes legales por personal contratado	10.508	0	0	0	0	0	10.508
401	07	00	00	Asistencia socio-económica	27.418.211	0	0	0	0	0	27.418.211
401	07	02	00	Becas a empleados	1.177.268	0	0	0	0	0	1.177.268
401	07	03	00	Ayudas por matrimonio a empleados	112.409	0	0	0	0	0	112.409
401	07	04	00	Ayudas por nacimiento de hijos a empleados	60.463	0	0	0	0	0	60.463
401	07	05	00	Ayudas por defunción a empleados	91.503	0	0	0	0	0	91.503
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.694.420	0	0	0	0	0	1.694.420
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.156.547	0	0	0	0	0	4.156.547
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.826.559	0	0	0	0	0	1.826.559
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	707.962	0	0	0	0	0	707.962
401	07	10	00	Dotación de uniformes a empleados	1.227.658	0	0	0	0	0	1.227.658
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.183.327	0	0	0	0	0	2.183.327
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	313.001	0	0	0	0	0	313.001
401	07	18	00	Becas a obreros	2.602.961	0	0	0	0	0	2.602.961
401	07	19	00	Ayudas por matrimonio de obreros	46.316	0	0	0	0	0	46.316
401	07	20	00	Ayudas por nacimiento de hijos de obreros	123.019	0	0	0	0	0	123.019

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	21	00	Ayudas por defunción a obreros	88.385	0	0	0	0	0	88.385
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.314.865	0	0	0	0	0	1.314.865
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.157.608	0	0	0	0	0	2.157.608
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.177.560	0	0	0	0	0	1.177.560
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	633.803	0	0	0	0	0	633.803
401	07	26	00	Dotación de uniformes a obreros	1.603.177	0	0	0	0	0	1.603.177
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.898.139	0	0	0	0	0	2.898.139
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	653.713	0	0	0	0	0	653.713
401	07	33	00	Asistencia socio-económica al personal contratado	377.684	0	0	0	0	0	377.684
401	07	96	00	Otras subvenciones a empleados	184.584	0	0	0	0	0	184.584
401	07	97	00	Otras subvenciones a obreros	5.280	0	0	0	0	0	5.280
401	08	00	00	Prestaciones sociales e indemnizaciones	7.943.023	0	0	0	0	0	7.943.023
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.943.023	0	0	0	0	0	7.943.023
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	73.535	0	0	0	0	0	73.535
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	73.535	0	0	0	0	0	73.535
401	96	00	00	Otros gastos del personal empleado	1.000.000	0	0	0	0	0	1.000.000
401	96	01	00	Otros gastos del personal empleado	1.000.000	0	0	0	0	0	1.000.000
401	97	00	00	Otros gastos del personal obrero	2.073.240	0	0	0	0	0	2.073.240
401	97	01	00	Otros gastos del personal obrero	2.073.240	0	0	0	0	0	2.073.240
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**61.660.000**	**0**	**0**	**0**	**0**	**0**	**61.660.000**
402	01	00	00	Productos alimenticios y agropecuarios	650.000	0	0	0	0	0	650.000
402	01	01	00	Alimentos y bebidas para personas	650.000	0	0	0	0	0	650.000
402	02	00	00	Productos de minas, canteras y yacimientos	11.000	0	0	0	0	0	11.000
402	02	05	00	Piedra, arcilla, arena y tierra	10.000	0	0	0	0	0	10.000
402	02	07	00	Sal para uso industrial	1.000	0	0	0	0	0	1.000
402	03	00	00	Textiles y vestuarios	590.000	0	0	0	0	0	590.000
402	03	01	00	Textiles	50.000	0	0	0	0	0	50.000
402	03	02	00	Prendas de vestir	350.000	0	0	0	0	0	350.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	03	00	Calzados	170.000	0	0	0	0	0	170.000
402	03	99	00	Otros productos textiles y vestuarios	20.000	0	0	0	0	0	20.000
402	04	00	00	Productos de cuero y caucho	300.000	0	0	0	0	0	300.000
402	04	03	00	Cauchos y tripas para vehículos	300.000	0	0	0	0	0	300.000
402	05	00	00	Productos de papel, cartón e impresos	4.010.000	0	0	0	0	0	4.010.000
402	05	01	00	Pulpa de madera, papel y cartón	900.000	0	0	0	0	0	900.000
402	05	02	00	Envases y cajas de papel y cartón	500.000	0	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	1.400.000	0	0	0	0	0	1.400.000
402	05	04	00	Libros, revistas y periódicos	5.000	0	0	0	0	0	5.000
402	05	05	00	Material de enseñanza	5.000	0	0	0	0	0	5.000
402	05	06	00	Productos de papel y cartón para computación	900.000	0	0	0	0	0	900.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	200.000	0	0	0	0	0	200.000
402	05	99	00	Otros productos de pulpa, papel y cartón	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	19.239.000	0	0	0	0	0	19.239.000
402	06	01	00	Sustancias químicas y de uso industrial	20.000	0	0	0	0	0	20.000
402	06	02	00	Abonos, plaguicidas y otros	5.000	0	0	0	0	0	5.000
402	06	03	00	Tintas, pinturas y colorantes	800.000	0	0	0	0	0	800.000
402	06	04	00	Productos farmacéuticos y medicamentos	13.000.000	0	0	0	0	0	13.000.000
402	06	05	00	Productos de tocador	564.000	0	0	0	0	0	564.000
402	06	06	00	Combustibles y lubricantes	400.000	0	0	0	0	0	400.000
402	06	08	00	Productos plásticos	950.000	0	0	0	0	0	950.000
402	06	99	00	Otros productos de la industria química y conexos	3.500.000	0	0	0	0	0	3.500.000
402	07	00	00	Productos minerales no metálicos	740.000	0	0	0	0	0	740.000
402	07	01	00	Productos de barro, loza y porcelana	40.000	0	0	0	0	0	40.000
402	07	02	00	Vidrios y productos de vidrio	500.000	0	0	0	0	0	500.000
402	07	03	00	Productos de arcilla para construcción	100.000	0	0	0	0	0	100.000
402	07	04	00	Cemento, cal y yeso	100.000	0	0	0	0	0	100.000
402	08	00	00	Productos metálicos	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	01	00	Productos primarios de hierro y acero	10.000	0	0	0	0	0	10.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	120.000	0	0	0	0	0	120.000
402	08	08	00	Material de educación	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	40.000	0	0	0	0	0	40.000
402	08	10	00	Repuestos y accesorios para otros equipos	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	35.370.000	0	0	0	0	0	35.370.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.000.000	0	0	0	0	0	1.000.000
402	10	03	00	Utensilios de cocina y comedor	20.000	0	0	0	0	0	20.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	25.330.000	0	0	0	0	0	25.330.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	860.000	0	0	0	0	0	860.000
402	10	07	00	Productos de seguridad en el trabajo	2.660.000	0	0	0	0	0	2.660.000
402	10	08	00	Materiales para equipos de computación	1.000.000	0	0	0	0	0	1.000.000
402	10	11	00	Materiales eléctricos	1.000.000	0	0	0	0	0	1.000.000
402	10	12	00	Materiales para instalaciones sanitarias	1.000.000	0	0	0	0	0	1.000.000
402	10	13	00	Materiales fotográficos	2.000.000	0	0	0	0	0	2.000.000
402	10	99	00	Otros productos y útiles diversos	500.000	0	0	0	0	0	500.000
402	99	00	00	Otros materiales y suministros	550.000	0	0	0	0	0	550.000
402	99	01	00	Otros materiales y suministros	550.000	0	0	0	0	0	550.000
403	**00**	**00**	**00**	**Servicios no personales**	**40.840.000**	**0**	**0**	**0**	**0**	**0**	**40.840.000**
403	04	00	00	Servicios básicos	10.000	0	0	0	0	0	10.000
403	04	04	00	Teléfonos	10.000	0	0	0	0	0	10.000
403	06	00	00	Servicios de transporte y almacenaje	20.000	0	0	0	0	0	20.000
403	06	01	00	Fletes y embalajes	10.000	0	0	0	0	0	10.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.031.000	0	0	0	0	0	2.031.000
403	07	01	00	Publicidad y propaganda	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	2.000.000	0	0	0	0	0	2.000.000
403	07	03	00	Relaciones sociales	1.000	0	0	0	0	0	1.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	10.000	0	0	0	0	0	10.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.000	0	0	0	0	0	6.000
403	08	01	00	Primas y gastos de seguros	2.000	0	0	0	0	0	2.000
403	08	02	00	Comisiones y gastos bancarios	2.000	0	0	0	0	0	2.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	2.000	0	0	0	0	0	2.000
403	09	00	00	Viáticos y pasajes	15.000	0	0	0	0	0	15.000
403	09	01	00	Viáticos y pasajes dentro del país	15.000	0	0	0	0	0	15.000
403	10	00	00	Servicios profesionales y técnicos	2.738.000	0	0	0	0	0	2.738.000
403	10	09	00	Servicios de lavandería y tintorería	2.000.000	0	0	0	0	0	2.000.000
403	10	11	00	Servicios para la elaboración y suministro de comida	738.000	0	0	0	0	0	738.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	11.080.000	0	0	0	0	0	11.080.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	500.000	0	0	0	0	0	500.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.000.000	0	0	0	0	0	3.000.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	40.000	0	0	0	0	0	40.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.000.000	0	0	0	0	0	3.000.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	40.000	0	0	0	0	0	40.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.000.000	0	0	0	0	0	3.000.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.500.000	0	0	0	0	0	1.500.000
403	12	00	00	Conservación y reparaciones menores de obras	5.000.000	0	0	0	0	0	5.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.000.000	0	0	0	0	0	5.000.000
403	18	00	00	Impuestos indirectos	14.940.000	0	0	0	0	0	14.940.000
403	18	01	00	Impuesto al valor agregado	14.940.000	0	0	0	0	0	14.940.000
403	99	00	00	Otros servicios no personales	5.000.000	0	0	0	0	0	5.000.000
403	99	01	00	Otros servicios no personales	5.000.000	0	0	0	0	0	5.000.000
404	**00**	**00**	**00**	**Activos reales**	**17.500.000**	**0**	**0**	**0**	**0**	**0**	**17.500.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.500.000	0	0	0	0	0	1.500.000
404	05	01	00	Equipos de telecomunicaciones	1.500.000	0	0	0	0	0	1.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.500.000	0	0	0	0	0	3.500.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.500.000	0	0	0	0	0	3.500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.000.000	0	0	0	0	0	5.000.000
404	07	01	00	Equipos científicos y de laboratorio	2.000.000	0	0	0	0	0	2.000.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	3.000.000	0	0	0	0	0	3.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.000.000	0	0	0	0	0	7.000.000
404	09	01	00	Mobiliario y equipos de oficina	2.000.000	0	0	0	0	0	2.000.000
404	09	02	00	Equipos de computación	3.000.000	0	0	0	0	0	3.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.000.000	0	0	0	0	0	2.000.000
404	99	00	00	Otros activos reales	500.000	0	0	0	0	0	500.000
404	99	01	00	Otros activos reales	500.000	0	0	0	0	0	500.000
				Totales	**735.099.310**	**0**	**0**	**112.663.082**	**0**	**0**	**847.762.392**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146001 ATENCIÓN PRIMARIA PARA LA PREVENCIÓN, DIAGNÓSTICO Y TRATAMIENTO A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.669.196

RESPONSABLE/EJECUTOR: RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**68.780.178**	**0**	**0**	**15.098.357**	**0**	**0**	**83.878.535**
401	01	00	00	Sueldos, salarios y otras retribuciones	42.444.074	0	0	0	0	0	42.444.074
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	26.254.801	0	0	0	0	0	26.254.801
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	12.849.964	0	0	0	0	0	12.849.964
401	01	12	00	Salarios a obreros en puestos no permanentes	1.614.944	0	0	0	0	0	1.614.944
401	01	18	00	Remuneraciones al personal contratado	1.448.820	0	0	0	0	0	1.448.820
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	79.373	0	0	0	0	0	79.373
401	01	99	00	Otras retribuciones	196.172	0	0	0	0	0	196.172
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.424.501	0	0	0	0	0	3.424.501
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.809.202	0	0	0	0	0	1.809.202
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.615.299	0	0	0	0	0	1.615.299
401	03	00	00	Primas	10.899.887	0	0	0	0	0	10.899.887
401	03	01	00	Primas por mérito a empleados	74.906	0	0	0	0	0	74.906
401	03	02	00	Primas de transporte a empleados	28.530	0	0	0	0	0	28.530
401	03	04	00	Primas por hijos a empleados	9.898	0	0	0	0	0	9.898
401	03	08	00	Primas de profesionalización a empleados	2.384.965	0	0	0	0	0	2.384.965
401	03	09	00	Primas por antigüedad a empleados	2.177.394	0	0	0	0	0	2.177.394
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	42.786	0	0	0	0	0	42.786
401	03	16	00	Primas por mérito a obreros	208.996	0	0	0	0	0	208.996
401	03	17	00	Primas de transporte a obreros	21.037	0	0	0	0	0	21.037
401	03	19	00	Primas por hijos de obreros	5.411	0	0	0	0	0	5.411
401	03	21	00	Primas por antigüedad a obreros	160.076	0	0	0	0	0	160.076
401	03	22	00	Primas de profesionalización a obreros	7.579	0	0	0	0	0	7.579

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146001 ATENCIÓN PRIMARIA PARA LA PREVENCIÓN, DIAGNÓSTICO Y TRATAMIENTO A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.669.196

RESPONSABLE/EJECUTOR: RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	39	00	Primas por hijos al personal contratado	810	0	0	0	0	0	810
401	03	97	00	Otras primas a empleados	3.123.192	0	0	0	0	0	3.123.192
401	03	98	00	Otras primas a obreros	2.654.307	0	0	0	0	0	2.654.307
401	04	00	00	Complementos de sueldos y salarios	5.676.302	0	0	0	0	0	5.676.302
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	70.668	0	0	0	0	0	70.668
401	04	02	00	Complemento a empleados por trabajo nocturno	2.224.451	0	0	0	0	0	2.224.451
401	04	03	00	Complemento a empleados por gastos de alimentación	122.015	0	0	0	0	0	122.015
401	04	04	00	Complemento a empleados por gastos de transporte	7.224	0	0	0	0	0	7.224
401	04	06	00	Complemento a empleados por comisión de servicios	31.447	0	0	0	0	0	31.447
401	04	09	00	Bono compensatorio de transporte a empleados	23.964	0	0	0	0	0	23.964
401	04	10	00	Complemento a empleados por días feriados	3.000	0	0	0	0	0	3.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	7.518	0	0	0	0	0	7.518
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	694.325	0	0	0	0	0	694.325
401	04	16	00	Complemento a obreros por gastos de alimentación	89.937	0	0	0	0	0	89.937
401	04	17	00	Complemento a obreros por gastos de transporte	2.338	0	0	0	0	0	2.338
401	04	19	00	Bono compensatorio de transporte a obreros	30.506	0	0	0	0	0	30.506
401	04	20	00	Complemento a obreros por días feriados	3.000	0	0	0	0	0	3.000
401	04	96	00	Otros complementos a empleados	1.296.203	0	0	0	0	0	1.296.203
401	04	97	00	Otros complementos a obreros	906.328	0	0	0	0	0	906.328
401	04	98	00	Otros complementos al personal contratado	163.378	0	0	0	0	0	163.378
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.546.207	0	0	15.098.357	0	0	17.644.564
401	05	01	00	Aguinaldos a empleados	0	0	0	6.432.405	0	0	6.432.405
401	05	03	00	Bono vacacional a empleados	228.733	0	0	0	0	0	228.733
401	05	04	00	Aguinaldos a obreros	0	0	0	5.831.838	0	0	5.831.838

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146001 ATENCIÓN PRIMARIA PARA LA PREVENCIÓN, DIAGNÓSTICO Y TRATAMIENTO A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.669.196

RESPONSABLE/EJECUTOR: RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	06	00	Bono vacacional a obreros	1.960.783	0	0	0	0	0	1.960.783
401	05	07	00	Aguinaldos al personal contratado	0	0	0	2.834.114	0	0	2.834.114
401	05	08	00	Bono vacacional al personal contratado	356.691	0	0	0	0	0	356.691
401	06	00	00	Aportes patronales y legales	670.887	0	0	0	0	0	670.887
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	252.505	0	0	0	0	0	252.505
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	83.189	0	0	0	0	0	83.189
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	50.035	0	0	0	0	0	50.035
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	56.682	0	0	0	0	0	56.682
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	134.326	0	0	0	0	0	134.326
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	28.819	0	0	0	0	0	28.819
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	28.710	0	0	0	0	0	28.710
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	30.084	0	0	0	0	0	30.084
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.507	0	0	0	0	0	4.507
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.001	0	0	0	0	0	1.001
401	06	95	00	Otros aportes legales por personal contratado	1.029	0	0	0	0	0	1.029
401	07	00	00	Asistencia socio-económica	2.220.161	0	0	0	0	0	2.220.161
401	07	02	00	Becas a empleados	95.346	0	0	0	0	0	95.346
401	07	03	00	Ayudas por matrimonio a empleados	9.104	0	0	0	0	0	9.104
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.897	0	0	0	0	0	4.897
401	07	05	00	Ayudas por defunción a empleados	7.411	0	0	0	0	0	7.411
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	137.230	0	0	0	0	0	137.230
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	336.637	0	0	0	0	0	336.637
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos	147.932	0	0	0	0	0	147.932

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146001 ATENCIÓN PRIMARIA PARA LA PREVENCIÓN, DIAGNÓSTICO Y TRATAMIENTO A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.669.196

RESPONSABLE/EJECUTOR: RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				funerarios por empleados							
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	57.338	0	0	0	0	0	57.338
401	07	10	00	Dotación de uniformes a empleados	99.428	0	0	0	0	0	99.428
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	176.827	0	0	0	0	0	176.827
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	25.350	0	0	0	0	0	25.350
401	07	18	00	Becas a obreros	210.813	0	0	0	0	0	210.813
401	07	19	00	Ayudas por matrimonio de obreros	3.751	0	0	0	0	0	3.751
401	07	20	00	Ayudas por nacimiento de hijos de obreros	9.963	0	0	0	0	0	9.963
401	07	21	00	Ayudas por defunción a obreros	7.158	0	0	0	0	0	7.158
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	106.490	0	0	0	0	0	106.490
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	174.744	0	0	0	0	0	174.744
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	95.370	0	0	0	0	0	95.370
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	51.331	0	0	0	0	0	51.331
401	07	26	00	Dotación de uniformes a obreros	129.841	0	0	0	0	0	129.841
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	234.719	0	0	0	0	0	234.719
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	52.944	0	0	0	0	0	52.944
401	07	33	00	Asistencia socio-económica al personal contratado	30.588	0	0	0	0	0	30.588
401	07	96	00	Otras subvenciones a empleados	14.949	0	0	0	0	0	14.949
401	08	00	00	Prestaciones sociales e indemnizaciones	643.302	0	0	0	0	0	643.302
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	643.302	0	0	0	0	0	643.302
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	5.956	0	0	0	0	0	5.956
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	5.956	0	0	0	0	0	5.956
401	96	00	00	Otros gastos del personal empleado	80.990	0	0	0	0	0	80.990

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146001 ATENCIÓN PRIMARIA PARA LA PREVENCIÓN, DIAGNÓSTICO Y TRATAMIENTO A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.669.196

RESPONSABLE/EJECUTOR: RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	96	01	00	Otros gastos del personal empleado	80.990	0	0	0	0	0	80.990
401	97	00	00	Otros gastos del personal obrero	167.911	0	0	0	0	0	167.911
401	97	01	00	Otros gastos del personal obrero	167.911	0	0	0	0	0	167.911
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.760.000**	**0**	**0**	**0**	**0**	0	**1.760.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	350.000	0	0	0	0	0	350.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	0	200.000
402	05	06	00	Productos de papel y cartón para computación	150.000	0	0	0	0	0	150.000
402	06	00	00	Productos químicos y derivados	1.230.000	0	0	0	0	0	1.230.000
402	06	04	00	Productos farmacéuticos y medicamentos	500.000	0	0	0	0	0	500.000
402	06	05	00	Productos de tocador	280.000	0	0	0	0	0	280.000
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	0	50.000
402	06	08	00	Productos plásticos	400.000	0	0	0	0	0	400.000
402	10	00	00	Productos varios y útiles diversos	130.000	0	0	0	0	0	130.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	130.000	0	0	0	0	0	130.000
403	**00**	**00**	**00**	**Servicios no personales**	**240.000**	**0**	**0**	**0**	0	0	**240.000**
403	18	00	00	Impuestos indirectos	240.000	0	0	0	0	0	240.000
403	18	01	00	Impuesto al valor agregado	240.000	0	0	0	0	0	240.000
				Totales	**70.780.178**	**0**	**0**	**15.098.357**	**0**	0	**85.878.535**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146002 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL Y VIGILANCIA EPIDEMIOLÓGICA PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 3.751.087

RESPONSABLE/EJECUTOR: RED COLECTIVA PARA LA VIGILANCIA EPIDEMIOLÓGICA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.256.340**	**0**	**0**	**0**	**0**	**0**	**6.256.340**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.167.971	0	0	0	0	0	3.167.971
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.959.625	0	0	0	0	0	1.959.625
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	959.105	0	0	0	0	0	959.105
401	01	12	00	Salarios a obreros en puestos no permanentes	120.537	0	0	0	0	0	120.537
401	01	18	00	Remuneraciones al personal contratado	108.138	0	0	0	0	0	108.138
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	5.924	0	0	0	0	0	5.924
401	01	99	00	Otras retribuciones	14.642	0	0	0	0	0	14.642
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	255.601	0	0	0	0	0	255.601
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	135.037	0	0	0	0	0	135.037
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	120.564	0	0	0	0	0	120.564
401	03	00	00	Primas	812.987	0	0	0	0	0	812.987
401	03	01	00	Primas por mérito a empleados	5.591	0	0	0	0	0	5.591
401	03	02	00	Primas de transporte a empleados	2.129	0	0	0	0	0	2.129
401	03	04	00	Primas por hijos a empleados	739	0	0	0	0	0	739
401	03	08	00	Primas de profesionalización a empleados	178.011	0	0	0	0	0	178.011
401	03	09	00	Primas por antigüedad a empleados	162.518	0	0	0	0	0	162.518
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.193	0	0	0	0	0	3.193
401	03	16	00	Primas por mérito a obreros	15.599	0	0	0	0	0	15.599
401	03	17	00	Primas de transporte a obreros	1.570	0	0	0	0	0	1.570
401	03	19	00	Primas por hijos de obreros	404	0	0	0	0	0	404
401	03	21	00	Primas por antigüedad a obreros	11.948	0	0	0	0	0	11.948
401	03	39	00	Primas por hijos al personal contratado	60	0	0	0	0	0	60

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146002 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL Y VIGILANCIA EPIDEMIOLÓGICA PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 3.751.087

RESPONSABLE/EJECUTOR: RED COLECTIVA PARA LA VIGILANCIA EPIDEMIOLÓGICA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	97	00	Otras primas a empleados	233.111	0	0	0	0	0	233.111
401	03	98	00	Otras primas a obreros	198.114	0	0	0	0	0	198.114
401	04	00	00	Complementos de sueldos y salarios	420.142	0	0	0	0	0	420.142
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	5.275	0	0	0	0	0	5.275
401	04	02	00	Complemento a empleados por trabajo nocturno	166.030	0	0	0	0	0	166.030
401	04	03	00	Complemento a empleados por gastos de alimentación	9.107	0	0	0	0	0	9.107
401	04	04	00	Complemento a empleados por gastos de transporte	539	0	0	0	0	0	539
401	04	09	00	Bono compensatorio de transporte a empleados	1.789	0	0	0	0	0	1.789
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	51.824	0	0	0	0	0	51.824
401	04	16	00	Complemento a obreros por gastos de alimentación	6.713	0	0	0	0	0	6.713
401	04	19	00	Bono compensatorio de transporte a obreros	2.277	0	0	0	0	0	2.277
401	04	96	00	Otros complementos a empleados	96.747	0	0	0	0	0	96.747
401	04	97	00	Otros complementos a obreros	67.647	0	0	0	0	0	67.647
401	04	98	00	Otros complementos al personal contratado	12.194	0	0	0	0	0	12.194
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.316.968	0	0	0	0	0	1.316.968
401	05	01	00	Aguinaldos a empleados	480.107	0	0	0	0	0	480.107
401	05	03	00	Bono vacacional a empleados	17.072	0	0	0	0	0	17.072
401	05	04	00	Aguinaldos a obreros	435.281	0	0	0	0	0	435.281
401	05	06	00	Bono vacacional a obreros	146.350	0	0	0	0	0	146.350
401	05	07	00	Aguinaldos al personal contratado	211.535	0	0	0	0	0	211.535
401	05	08	00	Bono vacacional al personal contratado	26.623	0	0	0	0	0	26.623
401	06	00	00	Aportes patronales y legales	49.923	0	0	0	0	0	49.923
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	18.847	0	0	0	0	0	18.847

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146002 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL Y VIGILANCIA EPIDEMIOLÓGICA PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 3.751.087

RESPONSABLE/EJECUTOR: RED COLECTIVA PARA LA VIGILANCIA EPIDEMIOLÓGICA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	6.209	0	0	0	0	0	6.209
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.735	0	0	0	0	0	3.735
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	4.231	0	0	0	0	0	4.231
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	10.026	0	0	0	0	0	10.026
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.151	0	0	0	0	0	2.151
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.143	0	0	0	0	0	2.143
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.245	0	0	0	0	0	2.245
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	336	0	0	0	0	0	336
401	07	00	00	Asistencia socio-económica	165.710	0	0	0	0	0	165.710
401	07	02	00	Becas a empleados	7.117	0	0	0	0	0	7.117
401	07	03	00	Ayudas por matrimonio a empleados	680	0	0	0	0	0	680
401	07	04	00	Ayudas por nacimiento de hijos a empleados	365	0	0	0	0	0	365
401	07	05	00	Ayudas por defunción a empleados	553	0	0	0	0	0	553
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	10.243	0	0	0	0	0	10.243
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	25.126	0	0	0	0	0	25.126
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	11.041	0	0	0	0	0	11.041
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.280	0	0	0	0	0	4.280
401	07	10	00	Dotación de uniformes a empleados	7.421	0	0	0	0	0	7.421
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	13.198	0	0	0	0	0	13.198
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.892	0	0	0	0	0	1.892
401	07	18	00	Becas a obreros	15.735	0	0	0	0	0	15.735
401	07	19	00	Ayudas por matrimonio de obreros	280	0	0	0	0	0	280

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146002 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL Y VIGILANCIA EPIDEMIOLÓGICA PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 3.751.087

RESPONSABLE/EJECUTOR: RED COLECTIVA PARA LA VIGILANCIA EPIDEMIOLÓGICA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	20	00	Ayudas por nacimiento de hijos de obreros	744	0	0	0	0	0	744
401	07	21	00	Ayudas por defunción a obreros	534	0	0	0	0	0	534
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	7.948	0	0	0	0	0	7.948
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	13.043	0	0	0	0	0	13.043
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	7.118	0	0	0	0	0	7.118
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	3.831	0	0	0	0	0	3.831
401	07	26	00	Dotación de uniformes a obreros	9.691	0	0	0	0	0	9.691
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	17.519	0	0	0	0	0	17.519
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	3.952	0	0	0	0	0	3.952
401	07	33	00	Asistencia socio-económica al personal contratado	2.283	0	0	0	0	0	2.283
401	07	96	00	Otras subvenciones a empleados	1.116	0	0	0	0	0	1.116
401	08	00	00	Prestaciones sociales e indemnizaciones	48.015	0	0	0	0	0	48.015
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	48.015	0	0	0	0	0	48.015
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	445	0	0	0	0	0	445
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	445	0	0	0	0	0	445
401	96	00	00	Otros gastos del personal empleado	6.045	0	0	0	0	0	6.045
401	96	01	00	Otros gastos del personal empleado	6.045	0	0	0	0	0	6.045
401	97	00	00	Otros gastos del personal obrero	12.533	0	0	0	0	0	12.533
401	97	01	00	Otros gastos del personal obrero	12.533	0	0	0	0	0	12.533
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.760.000**	**0**	**0**	**0**	**0**	0	**1.760.000**
402	10	00	00	Productos varios y útiles diversos	1.760.000	0	0	0	0	0	1.760.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	100.000	0	0	0	0	0	100.000
402	10	07	00	Productos de seguridad en el trabajo	1.660.000	0	0	0	0	0	1.660.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146002 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL Y VIGILANCIA EPIDEMIOLÓGICA PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 3.751.087

RESPONSABLE/EJECUTOR: RED COLECTIVA PARA LA VIGILANCIA EPIDEMIOLÓGICA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**240.000**	**0**	**0**	**0**	**0**	**0**	**240.000**
403	18	00	00	Impuestos indirectos	240.000	0	0	0	0	0	240.000
403	18	01	00	Impuesto al valor agregado	240.000	0	0	0	0	0	240.000
				Totales	**8.256.340**	**0**	**0**	**0**	**0**	**0**	**8.256.340**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146003 ATENCIÓN EN SERVICIOS HEMATOLÓGICOS Y TRANSFUSIONALES A LA POBLACIÓN QUE ASISTE A LOS CENTROS ESPECIALIZADOS.

UNIDAD DE MEDIDA: ANÁLISIS DE MUESTRA **META:** 55.967

RESPONSABLE/EJECUTOR: CENTROS ESPECIALIZADOS HEMATOLÓGICOS Y TRANSFUCIONALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**10.430.238**	**0**	**0**	**0**	**0**	**0**	**10.430.238**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.302.817	0	0	0	0	0	5.302.817
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.280.184	0	0	0	0	0	3.280.184
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.605.430	0	0	0	0	0	1.605.430
401	01	12	00	Salarios a obreros en puestos no permanentes	201.766	0	0	0	0	0	201.766
401	01	18	00	Remuneraciones al personal contratado	181.011	0	0	0	0	0	181.011
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	9.917	0	0	0	0	0	9.917
401	01	99	00	Otras retribuciones	24.509	0	0	0	0	0	24.509
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	427.845	0	0	0	0	0	427.845
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	226.035	0	0	0	0	0	226.035
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	201.810	0	0	0	0	0	201.810
401	03	00	00	Primas	1.318.701	0	0	0	0	0	1.318.701
401	03	01	00	Primas por mérito a empleados	9.359	0	0	0	0	0	9.359
401	03	02	00	Primas de transporte a empleados	3.564	0	0	0	0	0	3.564
401	03	04	00	Primas por hijos a empleados	1.237	0	0	0	0	0	1.237
401	03	08	00	Primas de profesionalización a empleados	276.896	0	0	0	0	0	276.896
401	03	09	00	Primas por antigüedad a empleados	250.963	0	0	0	0	0	250.963
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	5.346	0	0	0	0	0	5.346
401	03	16	00	Primas por mérito a obreros	26.111	0	0	0	0	0	26.111
401	03	17	00	Primas de transporte a obreros	2.628	0	0	0	0	0	2.628
401	03	19	00	Primas por hijos de obreros	676	0	0	0	0	0	676
401	03	21	00	Primas por antigüedad a obreros	19.999	0	0	0	0	0	19.999
401	03	39	00	Primas por hijos al personal contratado	101	0	0	0	0	0	101

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146003 ATENCIÓN EN SERVICIOS HEMATOLÓGICOS Y TRANSFUSIONALES A LA POBLACIÓN QUE ASISTE A LOS CENTROS ESPECIALIZADOS.

UNIDAD DE MEDIDA: ANÁLISIS DE MUESTRA **META:** 55.967

RESPONSABLE/EJECUTOR: CENTROS ESPECIALIZADOS HEMATOLÓGICOS Y TRANSFUCIONALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	97	00	Otras primas a empleados	390.201	0	0	0	0	0	390.201
401	03	98	00	Otras primas a obreros	331.620	0	0	0	0	0	331.620
401	04	00	00	Complementos de sueldos y salarios	703.267	0	0	0	0	0	703.267
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	8.829	0	0	0	0	0	8.829
401	04	02	00	Complemento a empleados por trabajo nocturno	277.915	0	0	0	0	0	277.915
401	04	03	00	Complemento a empleados por gastos de alimentación	15.244	0	0	0	0	0	15.244
401	04	04	00	Complemento a empleados por gastos de transporte	903	0	0	0	0	0	903
401	04	09	00	Bono compensatorio de transporte a empleados	2.994	0	0	0	0	0	2.994
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	86.747	0	0	0	0	0	86.747
401	04	16	00	Complemento a obreros por gastos de alimentación	11.236	0	0	0	0	0	11.236
401	04	19	00	Bono compensatorio de transporte a obreros	3.811	0	0	0	0	0	3.811
401	04	96	00	Otros complementos a empleados	161.943	0	0	0	0	0	161.943
401	04	97	00	Otros complementos a obreros	113.233	0	0	0	0	0	113.233
401	04	98	00	Otros complementos al personal contratado	20.412	0	0	0	0	0	20.412
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.204.450	0	0	0	0	0	2.204.450
401	05	01	00	Aguinaldos a empleados	803.642	0	0	0	0	0	803.642
401	05	03	00	Bono vacacional a empleados	28.577	0	0	0	0	0	28.577
401	05	04	00	Aguinaldos a obreros	728.610	0	0	0	0	0	728.610
401	05	06	00	Bono vacacional a obreros	244.973	0	0	0	0	0	244.973
401	05	07	00	Aguinaldos al personal contratado	354.084	0	0	0	0	0	354.084
401	05	08	00	Bono vacacional al personal contratado	44.564	0	0	0	0	0	44.564
401	06	00	00	Aportes patronales y legales	83.565	0	0	0	0	0	83.565
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	31.547	0	0	0	0	0	31.547

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146003 ATENCIÓN EN SERVICIOS HEMATOLÓGICOS Y TRANSFUSIONALES A LA POBLACIÓN QUE ASISTE A LOS CENTROS ESPECIALIZADOS.

UNIDAD DE MEDIDA: ANÁLISIS DE MUESTRA **META:** 55.967

RESPONSABLE/EJECUTOR: CENTROS ESPECIALIZADOS HEMATOLÓGICOS Y TRANSFUCIONALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	10.393	0	0	0	0	0	10.393
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.251	0	0	0	0	0	6.251
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	7.082	0	0	0	0	0	7.082
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	16.782	0	0	0	0	0	16.782
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.601	0	0	0	0	0	3.601
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.587	0	0	0	0	0	3.587
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.759	0	0	0	0	0	3.759
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	563	0	0	0	0	0	563
401	07	00	00	Asistencia socio-económica	277.380	0	0	0	0	0	277.380
401	07	02	00	Becas a empleados	11.912	0	0	0	0	0	11.912
401	07	03	00	Ayudas por matrimonio a empleados	1.137	0	0	0	0	0	1.137
401	07	04	00	Ayudas por nacimiento de hijos a empleados	612	0	0	0	0	0	612
401	07	05	00	Ayudas por defunción a empleados	926	0	0	0	0	0	926
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	17.145	0	0	0	0	0	17.145
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	42.058	0	0	0	0	0	42.058
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	18.482	0	0	0	0	0	18.482
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	7.164	0	0	0	0	0	7.164
401	07	10	00	Dotación de uniformes a empleados	12.422	0	0	0	0	0	12.422
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	22.092	0	0	0	0	0	22.092
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.167	0	0	0	0	0	3.167
401	07	18	00	Becas a obreros	26.338	0	0	0	0	0	26.338
401	07	19	00	Ayudas por matrimonio de obreros	469	0	0	0	0	0	469

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 540146003 ATENCIÓN EN SERVICIOS HEMATOLÓGICOS Y TRANSFUSIONALES A LA POBLACIÓN QUE ASISTE A LOS CENTROS ESPECIALIZADOS.

UNIDAD DE MEDIDA: ANÁLISIS DE MUESTRA **META:** 55.967

RESPONSABLE/EJECUTOR: CENTROS ESPECIALIZADOS HEMATOLÓGICOS Y TRANSFUCIONALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.245	0	0	0	0	0	1.245
401	07	21	00	Ayudas por defunción a obreros	894	0	0	0	0	0	894
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	13.305	0	0	0	0	0	13.305
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	21.832	0	0	0	0	0	21.832
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	11.915	0	0	0	0	0	11.915
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	6.413	0	0	0	0	0	6.413
401	07	26	00	Dotación de uniformes a obreros	16.222	0	0	0	0	0	16.222
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	29.325	0	0	0	0	0	29.325
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	6.615	0	0	0	0	0	6.615
401	07	33	00	Asistencia socio-económica al personal contratado	3.822	0	0	0	0	0	3.822
401	07	96	00	Otras subvenciones a empleados	1.868	0	0	0	0	0	1.868
401	08	00	00	Prestaciones sociales e indemnizaciones	80.372	0	0	0	0	0	80.372
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	80.372	0	0	0	0	0	80.372
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	744	0	0	0	0	0	744
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	744	0	0	0	0	0	744
401	96	00	00	Otros gastos del personal empleado	10.119	0	0	0	0	0	10.119
401	96	01	00	Otros gastos del personal empleado	10.119	0	0	0	0	0	10.119
401	97	00	00	Otros gastos del personal obrero	20.978	0	0	0	0	0	20.978
401	97	01	00	Otros gastos del personal obrero	20.978	0	0	0	0	0	20.978
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.760.000**	**0**	**0**	**0**	**0**	**0**	**1.760.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	350.000	0	0	0	0	0	350.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146003 ATENCIÓN EN SERVICIOS HEMATOLÓGICOS Y TRANSFUSIONALES A LA POBLACIÓN QUE ASISTE A LOS CENTROS ESPECIALIZADOS.

UNIDAD DE MEDIDA: ANÁLISIS DE MUESTRA **META:** 55.967

RESPONSABLE/EJECUTOR: CENTROS ESPECIALIZADOS HEMATOLÓGICOS Y TRANSFUCIONALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	0	200.000
402	05	06	00	Productos de papel y cartón para computación	150.000	0	0	0	0	0	150.000
402	06	00	00	Productos químicos y derivados	1.230.000	0	0	0	0	0	1.230.000
402	06	04	00	Productos farmacéuticos y medicamentos	500.000	0	0	0	0	0	500.000
402	06	05	00	Productos de tocador	280.000	0	0	0	0	0	280.000
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	0	50.000
402	06	08	00	Productos plásticos	400.000	0	0	0	0	0	400.000
402	10	00	00	Productos varios y útiles diversos	130.000	0	0	0	0	0	130.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	130.000	0	0	0	0	0	130.000
403	**00**	**00**	**00**	**Servicios no personales**	**240.000**	**0**	**0**	**0**	**0**	0	**240.000**
403	18	00	00	Impuestos indirectos	240.000	0	0	0	0	0	240.000
403	18	01	00	Impuesto al valor agregado	240.000	0	0	0	0	0	240.000
				Totales	**12.430.238**	**0**	**0**	**0**	**0**	0	**12.430.238**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146004 ATENCIÓN ESPECIALIZADA EN TRATAMIENTO Y REHABILITACIÓN PARA LA SALUD A LA POBLACIÓN QUE ASISTE A LOS CENTROS QUE COMPONEN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.310.133

RESPONSABLE/EJECUTOR: RED HOSPITALARIA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**528.796.770**	**0**	**0**	**97.564.725**	**0**	**0**	**626.361.495**
401	01	00	00	Sueldos, salarios y otras retribuciones	289.287.193	0	0	0	0	0	289.287.193
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	191.855.029	0	0	0	0	0	191.855.029
401	01	03	00	Suplencias a empleados	1.254.595	0	0	0	0	0	1.254.595
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	75.740.729	0	0	0	0	0	75.740.729
401	01	12	00	Salarios a obreros en puestos no permanentes	8.994.208	0	0	0	0	0	8.994.208
401	01	13	00	Suplencias a obreros	88.819	0	0	0	0	0	88.819
401	01	18	00	Remuneraciones al personal contratado	8.875.900	0	0	0	0	0	8.875.900
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	292.808	0	0	0	0	0	292.808
401	01	99	00	Otras retribuciones	2.185.105	0	0	0	0	0	2.185.105
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	15.068.999	0	0	0	0	0	15.068.999
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	10.076.099	0	0	0	0	0	10.076.099
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.992.900	0	0	0	0	0	4.992.900
401	03	00	00	Primas	40.172.188	0	0	0	0	0	40.172.188
401	03	01	00	Primas por mérito a empleados	834.361	0	0	0	0	0	834.361
401	03	02	00	Primas de transporte a empleados	317.792	0	0	0	0	0	317.792
401	03	04	00	Primas por hijos a empleados	110.345	0	0	0	0	0	110.345
401	03	08	00	Primas de profesionalización a empleados	8.522.770	0	0	0	0	0	8.522.770
401	03	09	00	Primas por antigüedad a empleados	7.782.840	0	0	0	0	0	7.782.840
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	476.579	0	0	0	0	0	476.579
401	03	16	00	Primas por mérito a obreros	2.327.947	0	0	0	0	0	2.327.947
401	03	17	00	Primas de transporte a obreros	234.328	0	0	0	0	0	234.328
401	03	19	00	Primas por hijos de obreros	60.268	0	0	0	0	0	60.268

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146004 ATENCIÓN ESPECIALIZADA EN TRATAMIENTO Y REHABILITACIÓN PARA LA SALUD A LA POBLACIÓN QUE ASISTE A LOS CENTROS QUE COMPONEN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.310.133

RESPONSABLE/EJECUTOR: RED HOSPITALARIA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	21	00	Primas por antigüedad a obreros	1.783.037	0	0	0	0	0	1.783.037
401	03	37	00	Primas de transporte al personal contratado	6.000	0	0	0	0	0	6.000
401	03	39	00	Primas por hijos al personal contratado	9.021	0	0	0	0	0	9.021
401	03	40	00	Primas de profesionalización al personal contratado	4.800	0	0	0	0	0	4.800
401	03	41	00	Primas por antigüedad al personal contratado	4.800	0	0	0	0	0	4.800
401	03	97	00	Otras primas a empleados	9.566.800	0	0	0	0	0	9.566.800
401	03	98	00	Otras primas a obreros	8.130.500	0	0	0	0	0	8.130.500
401	04	00	00	Complementos de sueldos y salarios	59.005.906	0	0	0	0	0	59.005.906
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	787.146	0	0	0	0	0	787.146
401	04	02	00	Complemento a empleados por trabajo nocturno	20.602.914	0	0	0	0	0	20.602.914
401	04	03	00	Complemento a empleados por gastos de alimentación	1.359.086	0	0	0	0	0	1.359.086
401	04	04	00	Complemento a empleados por gastos de transporte	80.466	0	0	0	0	0	80.466
401	04	06	00	Complemento a empleados por comisión de servicios	356.841	0	0	0	0	0	356.841
401	04	09	00	Bono compensatorio de transporte a empleados	266.928	0	0	0	0	0	266.928
401	04	10	00	Complemento a empleados por días feriados	3.000	0	0	0	0	0	3.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	85.311	0	0	0	0	0	85.311
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	7.733.900	0	0	0	0	0	7.733.900
401	04	16	00	Complemento a obreros por gastos de alimentación	1.001.783	0	0	0	0	0	1.001.783
401	04	17	00	Complemento a obreros por gastos de transporte	26.530	0	0	0	0	0	26.530
401	04	19	00	Bono compensatorio de transporte a obreros	339.793	0	0	0	0	0	339.793
401	04	20	00	Complemento a obreros por días feriados	6.000	0	0	0	0	0	6.000
401	04	28	00	Complemento al personal contratado por días feriados	3.000	0	0	0	0	0	3.000
401	04	96	00	Otros complementos a empleados	14.438.051	0	0	0	0	0	14.438.051
401	04	97	00	Otros complementos a obreros	10.095.338	0	0	0	0	0	10.095.338

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146004 ATENCIÓN ESPECIALIZADA EN TRATAMIENTO Y REHABILITACIÓN PARA LA SALUD A LA POBLACIÓN QUE ASISTE A LOS CENTROS QUE COMPONEN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.310.133

RESPONSABLE/EJECUTOR: RED HOSPITALARIA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	98	00	Otros complementos al personal contratado	1.819.819	0	0	0	0	0	1.819.819
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	83.050.941	0	0	97.564.725	0	0	180.615.666
401	05	01	00	Aguinaldos a empleados	0	0	0	71.648.779	0	0	71.648.779
401	05	03	00	Bono vacacional a empleados	2.547.792	0	0	0	0	0	2.547.792
401	05	04	00	Aguinaldos a obreros	64.959.237	0	0	0	0	0	64.959.237
401	05	06	00	Bono vacacional a obreros	5.918.363	0	0	0	0	0	5.918.363
401	05	07	00	Aguinaldos al personal contratado	5.652.467	0	0	25.915.946	0	0	31.568.413
401	05	08	00	Bono vacacional al personal contratado	3.973.082	0	0	0	0	0	3.973.082
401	06	00	00	Aportes patronales y legales	7.471.859	0	0	0	0	0	7.471.859
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.812.582	0	0	0	0	0	2.812.582
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	926.622	0	0	0	0	0	926.622
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	557.322	0	0	0	0	0	557.322
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	631.366	0	0	0	0	0	631.366
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.496.218	0	0	0	0	0	1.496.218
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	321.261	0	0	0	0	0	321.261
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	320.044	0	0	0	0	0	320.044
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	335.364	0	0	0	0	0	335.364
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	50.238	0	0	0	0	0	50.238
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	11.363	0	0	0	0	0	11.363
401	06	95	00	Otros aportes legales por personal contratado	9.479	0	0	0	0	0	9.479
401	07	00	00	Asistencia socio-económica	24.735.349	0	0	0	0	0	24.735.349
401	07	02	00	Becas a empleados	1.062.038	0	0	0	0	0	1.062.038
401	07	03	00	Ayudas por matrimonio a empleados	101.406	0	0	0	0	0	101.406

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146004 ATENCIÓN ESPECIALIZADA EN TRATAMIENTO Y REHABILITACIÓN PARA LA SALUD A LA POBLACIÓN QUE ASISTE A LOS CENTROS QUE COMPONEN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.310.133

RESPONSABLE/EJECUTOR: RED HOSPITALARIA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	54.589	0	0	0	0	0	54.589
401	07	05	00	Ayudas por defunción a empleados	82.613	0	0	0	0	0	82.613
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.528.571	0	0	0	0	0	1.528.571
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.749.707	0	0	0	0	0	3.749.707
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.647.776	0	0	0	0	0	1.647.776
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	638.667	0	0	0	0	0	638.667
401	07	10	00	Dotación de uniformes a empleados	1.107.496	0	0	0	0	0	1.107.496
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.969.624	0	0	0	0	0	1.969.624
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	282.365	0	0	0	0	0	282.365
401	07	18	00	Becas a obreros	2.348.185	0	0	0	0	0	2.348.185
401	07	19	00	Ayudas por matrimonio de obreros	41.816	0	0	0	0	0	41.816
401	07	20	00	Ayudas por nacimiento de hijos de obreros	111.067	0	0	0	0	0	111.067
401	07	21	00	Ayudas por defunción a obreros	79.799	0	0	0	0	0	79.799
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.186.167	0	0	0	0	0	1.186.167
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.946.423	0	0	0	0	0	1.946.423
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.062.301	0	0	0	0	0	1.062.301
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	571.767	0	0	0	0	0	571.767
401	07	26	00	Dotación de uniformes a obreros	1.446.259	0	0	0	0	0	1.446.259
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.614.471	0	0	0	0	0	2.614.471
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	589.728	0	0	0	0	0	589.728
401	07	33	00	Asistencia socio-económica al personal contratado	340.717	0	0	0	0	0	340.717
401	07	96	00	Otras subvenciones a empleados	166.517	0	0	0	0	0	166.517

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146004 ATENCIÓN ESPECIALIZADA EN TRATAMIENTO Y REHABILITACIÓN PARA LA SALUD A LA POBLACIÓN QUE ASISTE A LOS CENTROS QUE COMPONEN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.310.133

RESPONSABLE/EJECUTOR: RED HOSPITALARIA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	97	00	Otras subvenciones a obreros	5.280	0	0	0	0	0	5.280
401	08	00	00	Prestaciones sociales e indemnizaciones	7.165.565	0	0	0	0	0	7.165.565
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.165.565	0	0	0	0	0	7.165.565
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	66.337	0	0	0	0	0	66.337
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	66.337	0	0	0	0	0	66.337
401	96	00	00	Otros gastos del personal empleado	902.121	0	0	0	0	0	902.121
401	96	01	00	Otros gastos del personal empleado	902.121	0	0	0	0	0	902.121
401	97	00	00	Otros gastos del personal obrero	1.870.312	0	0	0	0	0	1.870.312
401	97	01	00	Otros gastos del personal obrero	1.870.312	0	0	0	0	0	1.870.312
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**55.500.000**	**0**	**0**	**0**	**0**	0	**55.500.000**
402	01	00	00	Productos alimenticios y agropecuarios	500.000	0	0	0	0	0	500.000
402	01	01	00	Alimentos y bebidas para personas	500.000	0	0	0	0	0	500.000
402	02	00	00	Productos de minas, canteras y yacimientos	11.000	0	0	0	0	0	11.000
402	02	05	00	Piedra, arcilla, arena y tierra	10.000	0	0	0	0	0	10.000
402	02	07	00	Sal para uso industrial	1.000	0	0	0	0	0	1.000
402	03	00	00	Textiles y vestuarios	590.000	0	0	0	0	0	590.000
402	03	01	00	Textiles	50.000	0	0	0	0	0	50.000
402	03	02	00	Prendas de vestir	350.000	0	0	0	0	0	350.000
402	03	03	00	Calzados	170.000	0	0	0	0	0	170.000
402	03	99	00	Otros productos textiles y vestuarios	20.000	0	0	0	0	0	20.000
402	04	00	00	Productos de cuero y caucho	300.000	0	0	0	0	0	300.000
402	04	03	00	Cauchos y tripas para vehículos	300.000	0	0	0	0	0	300.000
402	05	00	00	Productos de papel, cartón e impresos	2.860.000	0	0	0	0	0	2.860.000
402	05	01	00	Pulpa de madera, papel y cartón	800.000	0	0	0	0	0	800.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 540146004 ATENCIÓN ESPECIALIZADA EN TRATAMIENTO Y REHABILITACIÓN PARA LA SALUD A LA POBLACIÓN QUE ASISTE A LOS CENTROS QUE COMPONEN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.310.133

RESPONSABLE/EJECUTOR: RED HOSPITALARIA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	02	00	Envases y cajas de papel y cartón	500.000	0	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	800.000	0	0	0	0	0	800.000
402	05	04	00	Libros, revistas y periódicos	5.000	0	0	0	0	0	5.000
402	05	05	00	Material de enseñanza	5.000	0	0	0	0	0	5.000
402	05	06	00	Productos de papel y cartón para computación	450.000	0	0	0	0	0	450.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	200.000	0	0	0	0	0	200.000
402	05	99	00	Otros productos de pulpa, papel y cartón	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	16.729.000	0	0	0	0	0	16.729.000
402	06	01	00	Sustancias químicas y de uso industrial	20.000	0	0	0	0	0	20.000
402	06	02	00	Abonos, plaguicidas y otros	5.000	0	0	0	0	0	5.000
402	06	03	00	Tintas, pinturas y colorantes	800.000	0	0	0	0	0	800.000
402	06	04	00	Productos farmacéuticos y medicamentos	12.000.000	0	0	0	0	0	12.000.000
402	06	05	00	Productos de tocador	4.000	0	0	0	0	0	4.000
402	06	06	00	Combustibles y lubricantes	300.000	0	0	0	0	0	300.000
402	06	08	00	Productos plásticos	100.000	0	0	0	0	0	100.000
402	06	99	00	Otros productos de la industria química y conexos	3.500.000	0	0	0	0	0	3.500.000
402	07	00	00	Productos minerales no metálicos	740.000	0	0	0	0	0	740.000
402	07	01	00	Productos de barro, loza y porcelana	40.000	0	0	0	0	0	40.000
402	07	02	00	Vidrios y productos de vidrio	500.000	0	0	0	0	0	500.000
402	07	03	00	Productos de arcilla para construcción	100.000	0	0	0	0	0	100.000
402	07	04	00	Cemento, cal y yeso	100.000	0	0	0	0	0	100.000
402	08	00	00	Productos metálicos	200.000	0	0	0	0	0	200.000
402	08	01	00	Productos primarios de hierro y acero	10.000	0	0	0	0	0	10.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	120.000	0	0	0	0	0	120.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146004 ATENCIÓN ESPECIALIZADA EN TRATAMIENTO Y REHABILITACIÓN PARA LA SALUD A LA POBLACIÓN QUE ASISTE A LOS CENTROS QUE COMPONEN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.310.133

RESPONSABLE/EJECUTOR: RED HOSPITALARIA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	08	00	Material de educación	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	40.000	0	0	0	0	0	40.000
402	08	10	00	Repuestos y accesorios para otros equipos	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	33.020.000	0	0	0	0	0	33.020.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.000.000	0	0	0	0	0	1.000.000
402	10	03	00	Utensilios de cocina y comedor	20.000	0	0	0	0	0	20.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	25.000.000	0	0	0	0	0	25.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	500.000	0	0	0	0	0	500.000
402	10	07	00	Productos de seguridad en el trabajo	1.000.000	0	0	0	0	0	1.000.000
402	10	08	00	Materiales para equipos de computación	1.000.000	0	0	0	0	0	1.000.000
402	10	11	00	Materiales eléctricos	1.000.000	0	0	0	0	0	1.000.000
402	10	12	00	Materiales para instalaciones sanitarias	1.000.000	0	0	0	0	0	1.000.000
402	10	13	00	Materiales fotográficos	2.000.000	0	0	0	0	0	2.000.000
402	10	99	00	Otros productos y útiles diversos	500.000	0	0	0	0	0	500.000
402	99	00	00	Otros materiales y suministros	550.000	0	0	0	0	0	550.000
402	99	01	00	Otros materiales y suministros	550.000	0	0	0	0	0	550.000
403	**00**	**00**	**00**	**Servicios no personales**	**40.000.000**	**0**	**0**	**0**	**0**	**0**	**40.000.000**
403	04	00	00	Servicios básicos	10.000	0	0	0	0	0	10.000
403	04	04	00	Teléfonos	10.000	0	0	0	0	0	10.000
403	06	00	00	Servicios de transporte y almacenaje	20.000	0	0	0	0	0	20.000
403	06	01	00	Fletes y embalajes	10.000	0	0	0	0	0	10.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.031.000	0	0	0	0	0	2.031.000
403	07	01	00	Publicidad y propaganda	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146004 ATENCIÓN ESPECIALIZADA EN TRATAMIENTO Y REHABILITACIÓN PARA LA SALUD A LA POBLACIÓN QUE ASISTE A LOS CENTROS QUE COMPONEN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.310.133

RESPONSABLE/EJECUTOR: RED HOSPITALARIA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	2.000.000	0	0	0	0	0	2.000.000
403	07	03	00	Relaciones sociales	1.000	0	0	0	0	0	1.000
403	07	04	00	Avisos	10.000	0	0	0	0	0	10.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.000	0	0	0	0	0	6.000
403	08	01	00	Primas y gastos de seguros	2.000	0	0	0	0	0	2.000
403	08	02	00	Comisiones y gastos bancarios	2.000	0	0	0	0	0	2.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	2.000	0	0	0	0	0	2.000
403	09	00	00	Viáticos y pasajes	15.000	0	0	0	0	0	15.000
403	09	01	00	Viáticos y pasajes dentro del país	15.000	0	0	0	0	0	15.000
403	10	00	00	Servicios profesionales y técnicos	2.738.000	0	0	0	0	0	2.738.000
403	10	09	00	Servicios de lavandería y tintorería	2.000.000	0	0	0	0	0	2.000.000
403	10	11	00	Servicios para la elaboración y suministro de comida	738.000	0	0	0	0	0	738.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	11.080.000	0	0	0	0	0	11.080.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	500.000	0	0	0	0	0	500.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.000.000	0	0	0	0	0	3.000.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	40.000	0	0	0	0	0	40.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.000.000	0	0	0	0	0	3.000.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	40.000	0	0	0	0	0	40.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.000.000	0	0	0	0	0	3.000.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.500.000	0	0	0	0	0	1.500.000
403	12	00	00	Conservación y reparaciones menores de obras	5.000.000	0	0	0	0	0	5.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.000.000	0	0	0	0	0	5.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146004 ATENCIÓN ESPECIALIZADA EN TRATAMIENTO Y REHABILITACIÓN PARA LA SALUD A LA POBLACIÓN QUE ASISTE A LOS CENTROS QUE COMPONEN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.310.133

RESPONSABLE/EJECUTOR: RED HOSPITALARIA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	14.100.000	0	0	0	0	0	14.100.000
403	18	01	00	Impuesto al valor agregado	14.100.000	0	0	0	0	0	14.100.000
403	99	00	00	Otros servicios no personales	5.000.000	0	0	0	0	0	5.000.000
403	99	01	00	Otros servicios no personales	5.000.000	0	0	0	0	0	5.000.000
404	**00**	**00**	**00**	**Activos reales**	**17.500.000**	**0**	**0**	**0**	**0**	**0**	**17.500.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.500.000	0	0	0	0	0	1.500.000
404	05	01	00	Equipos de telecomunicaciones	1.500.000	0	0	0	0	0	1.500.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.500.000	0	0	0	0	0	3.500.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.500.000	0	0	0	0	0	3.500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.000.000	0	0	0	0	0	5.000.000
404	07	01	00	Equipos científicos y de laboratorio	2.000.000	0	0	0	0	0	2.000.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	3.000.000	0	0	0	0	0	3.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.000.000	0	0	0	0	0	7.000.000
404	09	01	00	Mobiliario y equipos de oficina	2.000.000	0	0	0	0	0	2.000.000
404	09	02	00	Equipos de computación	3.000.000	0	0	0	0	0	3.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.000.000	0	0	0	0	0	2.000.000
404	99	00	00	Otros activos reales	500.000	0	0	0	0	0	500.000
404	99	01	00	Otros activos reales	500.000	0	0	0	0	0	500.000
				Totales	**641.796.770**	**0**	**0**	**97.564.725**	**0**	**0**	**739.361.495**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146005 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO DEL TALENTO HUMANO RESPONSABLE DE GARANTIZAR ATENCIÓN PARA LA SALUD.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 1.628

RESPONSABLE/EJECUTOR: ESCUELA DE ENFERMERÍA Y UNIDADES DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO DE LOS SERVICIOS DE LA RED ASISTENCIAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**835.784**	0	0	0	0	0	835.784
401	01	00	00	Sueldos, salarios y otras retribuciones	379.926	0	0	0	0	0	379.926
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	235.453	0	0	0	0	0	235.453
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	115.238	0	0	0	0	0	115.238
401	01	12	00	Salarios a obreros en puestos no permanentes	14.483	0	0	0	0	0	14.483
401	01	18	00	Remuneraciones al personal contratado	12.993	0	0	0	0	0	12.993
401	01	99	00	Otras retribuciones	1.759	0	0	0	0	0	1.759
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	30.710	0	0	0	0	0	30.710
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	16.225	0	0	0	0	0	16.225
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	14.485	0	0	0	0	0	14.485
401	03	00	00	Primas	183.596	0	0	0	0	0	183.596
401	03	01	00	Primas por mérito a empleados	671	0	0	0	0	0	671
401	03	02	00	Primas de transporte a empleados	257	0	0	0	0	0	257
401	03	08	00	Primas de profesionalización a empleados	21.389	0	0	0	0	0	21.389
401	03	09	00	Primas por antigüedad a empleados	19.527	0	0	0	0	0	19.527
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	384	0	0	0	0	0	384
401	03	16	00	Primas por mérito a obreros	1.875	0	0	0	0	0	1.875
401	03	17	00	Primas de transporte a obreros	189	0	0	0	0	0	189
401	03	19	00	Primas por hijos de obreros	48	0	0	0	0	0	48
401	03	21	00	Primas por antigüedad a obreros	1.435	0	0	0	0	0	1.435
401	03	22	00	Primas de profesionalización a obreros	86.000	0	0	0	0	0	86.000
401	03	39	00	Primas por hijos al personal contratado	8	0	0	0	0	0	8
401	03	97	00	Otras primas a empleados	28.009	0	0	0	0	0	28.009

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146005 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO DEL TALENTO HUMANO RESPONSABLE DE GARANTIZAR ATENCIÓN PARA LA SALUD.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 1.628

RESPONSABLE/EJECUTOR: ESCUELA DE ENFERMERÍA Y UNIDADES DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO DE LOS SERVICIOS DE LA RED ASISTENCIAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	98	00	Otras primas a obreros	23.804	0	0	0	0	0	23.804
401	04	00	00	Complementos de sueldos y salarios	50.480	0	0	0	0	0	50.480
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	633	0	0	0	0	0	633
401	04	02	00	Complemento a empleados por trabajo nocturno	19.949	0	0	0	0	0	19.949
401	04	03	00	Complemento a empleados por gastos de alimentación	1.094	0	0	0	0	0	1.094
401	04	04	00	Complemento a empleados por gastos de transporte	65	0	0	0	0	0	65
401	04	09	00	Bono compensatorio de transporte a empleados	214	0	0	0	0	0	214
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	6.226	0	0	0	0	0	6.226
401	04	16	00	Complemento a obreros por gastos de alimentación	807	0	0	0	0	0	807
401	04	19	00	Bono compensatorio de transporte a obreros	273	0	0	0	0	0	273
401	04	96	00	Otros complementos a empleados	11.625	0	0	0	0	0	11.625
401	04	97	00	Otros complementos a obreros	8.129	0	0	0	0	0	8.129
401	04	98	00	Otros complementos al personal contratado	1.465	0	0	0	0	0	1.465
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	158.237	0	0	0	0	0	158.237
401	05	01	00	Aguinaldos a empleados	57.685	0	0	0	0	0	57.685
401	05	03	00	Bono vacacional a empleados	2.051	0	0	0	0	0	2.051
401	05	04	00	Aguinaldos a obreros	52.300	0	0	0	0	0	52.300
401	05	06	00	Bono vacacional a obreros	17.586	0	0	0	0	0	17.586
401	05	07	00	Aguinaldos al personal contratado	25.416	0	0	0	0	0	25.416
401	05	08	00	Bono vacacional al personal contratado	3.199	0	0	0	0	0	3.199
401	06	00	00	Aportes patronales y legales	5.171	0	0	0	0	0	5.171
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.264	0	0	0	0	0	2.264
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	747	0	0	0	0	0	747

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146005 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO DEL TALENTO HUMANO RESPONSABLE DE GARANTIZAR ATENCIÓN PARA LA SALUD.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 1.628

RESPONSABLE/EJECUTOR: ESCUELA DE ENFERMERÍA Y UNIDADES DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO DE LOS SERVICIOS DE LA RED ASISTENCIAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	448	0	0	0	0	0	448
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	508	0	0	0	0	0	508
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.204	0	0	0	0	0	1.204
401	07	00	00	Asistencia socio-económica	19.611	0	0	0	0	0	19.611
401	07	02	00	Becas a empleados	855	0	0	0	0	0	855
401	07	03	00	Ayudas por matrimonio a empleados	82	0	0	0	0	0	82
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.231	0	0	0	0	0	1.231
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.019	0	0	0	0	0	3.019
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.328	0	0	0	0	0	1.328
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	513	0	0	0	0	0	513
401	07	10	00	Dotación de uniformes a empleados	891	0	0	0	0	0	891
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.586	0	0	0	0	0	1.586
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	227	0	0	0	0	0	227
401	07	18	00	Becas a obreros	1.890	0	0	0	0	0	1.890
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	955	0	0	0	0	0	955
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.566	0	0	0	0	0	1.566
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	856	0	0	0	0	0	856
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	461	0	0	0	0	0	461
401	07	26	00	Dotación de uniformes a obreros	1.164	0	0	0	0	0	1.164
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.105	0	0	0	0	0	2.105
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	474	0	0	0	0	0	474
401	07	33	00	Asistencia socio-económica al personal contratado	274	0	0	0	0	0	274

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146005 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO DEL TALENTO HUMANO RESPONSABLE DE GARANTIZAR ATENCIÓN PARA LA SALUD.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 1.628

RESPONSABLE/EJECUTOR: ESCUELA DE ENFERMERÍA Y UNIDADES DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO DE LOS SERVICIOS DE LA RED ASISTENCIAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	96	00	Otras subvenciones a empleados	134	0	0	0	0	0	134
401	08	00	00	Prestaciones sociales e indemnizaciones	5.769	0	0	0	0	0	5.769
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	5.769	0	0	0	0	0	5.769
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	53	0	0	0	0	0	53
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	53	0	0	0	0	0	53
401	96	00	00	Otros gastos del personal empleado	725	0	0	0	0	0	725
401	96	01	00	Otros gastos del personal empleado	725	0	0	0	0	0	725
401	97	00	00	Otros gastos del personal obrero	1.506	0	0	0	0	0	1.506
401	97	01	00	Otros gastos del personal obrero	1.506	0	0	0	0	0	1.506
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**880.000**	**0**	**0**	**0**	**0**	0	**880.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	450.000	0	0	0	0	0	450.000
402	05	01	00	Pulpa de madera, papel y cartón	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	0	200.000
402	05	06	00	Productos de papel y cartón para computación	150.000	0	0	0	0	0	150.000
402	06	00	00	Productos químicos y derivados	50.000	0	0	0	0	0	50.000
402	06	08	00	Productos plásticos	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	330.000	0	0	0	0	0	330.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	230.000	0	0	0	0	0	230.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**120.000**	**0**	**0**	**0**	**0**	0	**120.000**
403	18	00	00	Impuestos indirectos	120.000	0	0	0	0	0	120.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119370 540146000 GARANTIZAR ATENCIÓN INTEGRAL PARA LA SALUD A LA POBLACIÓN DEL DISTRITO CAPITAL; MEDIANTE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ALCANZAR E INCREMENTAR DE MANERA OPORTUNA LA ATENCIÓN INTEGRAL PARA LA SALUD, A FIN DE FORTALECER LA COBERTURA DE LA RED ASISTENCIAL PERTENECIENTE A LA DIRECCIÓN ESTADAL SALUD DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.979.329

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540146005 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO DEL TALENTO HUMANO RESPONSABLE DE GARANTIZAR ATENCIÓN PARA LA SALUD.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 1.628

RESPONSABLE/EJECUTOR: ESCUELA DE ENFERMERÍA Y UNIDADES DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO DE LOS SERVICIOS DE LA RED ASISTENCIAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	120.000	0	0	0	0	0	120.000
				Totales	**1.835.784**	**0**	**0**	**0**	**0**	**0**	**1.835.784**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**63.405.420**	**0**	**0**	**4.903.340**	**0**	**0**	**68.308.760**
401	01	00	00	Sueldos, salarios y otras retribuciones	35.872.715	0	0	0	0	0	35.872.715
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	18.713.620	0	0	0	0	0	18.713.620
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	16.387.975	0	0	0	0	0	16.387.975
401	01	13	00	Suplencias a obreros	771.120	0	0	0	0	0	771.120
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	6.837.893	0	0	0	0	0	6.837.893
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.316.425	0	0	0	0	0	3.316.425
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	3.521.468	0	0	0	0	0	3.521.468
401	03	00	00	Primas	5.179.603	0	0	0	0	0	5.179.603
401	03	01	00	Primas por mérito a empleados	6.297	0	0	0	0	0	6.297
401	03	02	00	Primas de transporte a empleados	258.552	0	0	0	0	0	258.552
401	03	04	00	Primas por hijos a empleados	37.440	0	0	0	0	0	37.440
401	03	08	00	Primas de profesionalización a empleados	970.927	0	0	0	0	0	970.927
401	03	09	00	Primas por antigüedad a empleados	79.777	0	0	0	0	0	79.777
401	03	17	00	Primas de transporte a obreros	347.760	0	0	0	0	0	347.760
401	03	19	00	Primas por hijos de obreros	100.704	0	0	0	0	0	100.704
401	03	21	00	Primas por antigüedad a obreros	138.930	0	0	0	0	0	138.930
401	03	22	00	Primas de profesionalización a obreros	71.820	0	0	0	0	0	71.820
401	03	97	00	Otras primas a empleados	1.779.196	0	0	0	0	0	1.779.196
401	03	98	00	Otras primas a obreros	1.388.200	0	0	0	0	0	1.388.200
401	04	00	00	Complementos de sueldos y salarios	5.420.887	0	0	0	0	0	5.420.887
401	04	02	00	Complemento a empleados por trabajo nocturno	1.901.933	0	0	0	0	0	1.901.933
401	04	10	00	Complemento a empleados por días feriados	37.444	0	0	0	0	0	37.444
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.291.888	0	0	0	0	0	1.291.888
401	04	16	00	Complemento a obreros por gastos de alimentación	7.788	0	0	0	0	0	7.788
401	04	20	00	Complemento a obreros por días feriados	88.694	0	0	0	0	0	88.694
401	04	96	00	Otros complementos a empleados	751.201	0	0	0	0	0	751.201
401	04	97	00	Otros complementos a obreros	1.341.939	0	0	0	0	0	1.341.939

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.293.179	0	0	4.903.340	0	0	10.196.519
401	05	01	00	Aguinaldos a empleados	0	0	0	2.598.533	0	0	2.598.533
401	05	03	00	Bono vacacional a empleados	2.093.128	0	0	0	0	0	2.093.128
401	05	04	00	Aguinaldos a obreros	1.296.497	0	0	2.304.807	0	0	3.601.304
401	05	06	00	Bono vacacional a obreros	1.903.554	0	0	0	0	0	1.903.554
401	06	00	00	Aportes patronales y legales	1.435.515	0	0	0	0	0	1.435.515
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	202.218	0	0	0	0	0	202.218
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	189.850	0	0	0	0	0	189.850
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	67.958	0	0	0	0	0	67.958
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	84.627	0	0	0	0	0	84.627
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	312.589	0	0	0	0	0	312.589
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	284.464	0	0	0	0	0	284.464
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	133.149	0	0	0	0	0	133.149
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	160.660	0	0	0	0	0	160.660
401	07	00	00	Asistencia socio-económica	3.365.628	0	0	0	0	0	3.365.628
401	07	02	00	Becas a empleados	25.200	0	0	0	0	0	25.200
401	07	03	00	Ayudas por matrimonio a empleados	700	0	0	0	0	0	700
401	07	04	00	Ayudas por nacimiento de hijos a empleados	700	0	0	0	0	0	700
401	07	05	00	Ayudas por defunción a empleados	5.500	0	0	0	0	0	5.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.277.000	0	0	0	0	0	1.277.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	31.119	0	0	0	0	0	31.119
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	29.820	0	0	0	0	0	29.820
401	07	10	00	Dotación de uniformes a empleados	187.600	0	0	0	0	0	187.600
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	25.000	0	0	0	0	0	25.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	21.300	0	0	0	0	0	21.300
401	07	18	00	Becas a obreros	24.700	0	0	0	0	0	24.700
401	07	19	00	Ayudas por matrimonio de obreros	900	0	0	0	0	0	900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	20	00	Ayudas por nacimiento de hijos de obreros	900	0	0	0	0	0	900
401	07	21	00	Ayudas por defunción a obreros	3.000	0	0	0	0	0	3.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.090.000	0	0	0	0	0	1.090.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	17.669	0	0	0	0	0	17.669
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	24.820	0	0	0	0	0	24.820
401	07	26	00	Dotación de uniformes a obreros	503.000	0	0	0	0	0	503.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	15.000	0	0	0	0	0	15.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	21.700	0	0	0	0	0	21.700
401	07	96	00	Otras subvenciones a empleados	30.000	0	0	0	0	0	30.000
401	07	97	00	Otras subvenciones a obreros	30.000	0	0	0	0	0	30.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.950.453**	**0**	**0**	**0**	**0**	**0**	**9.950.453**
402	01	00	00	Productos alimenticios y agropecuarios	749.816	0	0	0	0	0	749.816
402	01	01	00	Alimentos y bebidas para personas	749.816	0	0	0	0	0	749.816
402	03	00	00	Textiles y vestuarios	79.246	0	0	0	0	0	79.246
402	03	01	00	Textiles	40.646	0	0	0	0	0	40.646
402	03	02	00	Prendas de vestir	38.600	0	0	0	0	0	38.600
402	04	00	00	Productos de cuero y caucho	73.880	0	0	0	0	0	73.880
402	04	03	00	Cauchos y tripas para vehículos	73.880	0	0	0	0	0	73.880
402	05	00	00	Productos de papel, cartón e impresos	421.344	0	0	0	0	0	421.344
402	05	03	00	Productos de papel y cartón para oficina	186.840	0	0	0	0	0	186.840
402	05	06	00	Productos de papel y cartón para computación	152.044	0	0	0	0	0	152.044
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	71.560	0	0	0	0	0	71.560
402	05	99	00	Otros productos de pulpa, papel y cartón	10.900	0	0	0	0	0	10.900
402	06	00	00	Productos químicos y derivados	3.990.674	0	0	0	0	0	3.990.674
402	06	03	00	Tintas, pinturas y colorantes	226.225	0	0	0	0	0	226.225
402	06	04	00	Productos farmacéuticos y medicamentos	2.837.630	0	0	0	0	0	2.837.630
402	06	06	00	Combustibles y lubricantes	256.300	0	0	0	0	0	256.300
402	06	08	00	Productos plásticos	24.520	0	0	0	0	0	24.520

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	99	00	Otros productos de la industria química y conexos	645.999	0	0	0	0	0	645.999
402	07	00	00	Productos minerales no metálicos	12.000	0	0	0	0	0	12.000
402	07	02	00	Vidrios y productos de vidrio	4.200	0	0	0	0	0	4.200
402	07	04	00	Cemento, cal y yeso	7.800	0	0	0	0	0	7.800
402	08	00	00	Productos metálicos	210.772	0	0	0	0	0	210.772
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	118.847	0	0	0	0	0	118.847
402	08	09	00	Repuestos y accesorios para equipos de transporte	78.985	0	0	0	0	0	78.985
402	08	10	00	Repuestos y accesorios para otros equipos	12.940	0	0	0	0	0	12.940
402	10	00	00	Productos varios y útiles diversos	4.412.721	0	0	0	0	0	4.412.721
402	10	02	00	Materiales y útiles de limpieza y aseo	302.950	0	0	0	0	0	302.950
402	10	03	00	Utensilios de cocina y comedor	31.800	0	0	0	0	0	31.800
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.399.747	0	0	0	0	0	3.399.747
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	323.200	0	0	0	0	0	323.200
402	10	06	00	Condecoraciones, ofrendas y similares	8.640	0	0	0	0	0	8.640
402	10	07	00	Productos de seguridad en el trabajo	123.500	0	0	0	0	0	123.500
402	10	08	00	Materiales para equipos de computación	90.320	0	0	0	0	0	90.320
402	10	11	00	Materiales eléctricos	69.884	0	0	0	0	0	69.884
402	10	12	00	Materiales para instalaciones sanitarias	38.680	0	0	0	0	0	38.680
402	10	99	00	Otros productos y útiles diversos	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.737.503**	**0**	**0**	**0**	**0**	**0**	**2.737.503**
403	06	00	00	Servicios de transporte y almacenaje	20.000	0	0	0	0	0	20.000
403	06	01	00	Fletes y embalajes	20.000	0	0	0	0	0	20.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	36.080	0	0	0	0	0	36.080
403	07	01	00	Publicidad y propaganda	18.600	0	0	0	0	0	18.600
403	07	02	00	Imprenta y reproducción	13.000	0	0	0	0	0	13.000
403	07	04	00	Avisos	4.480	0	0	0	0	0	4.480
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	16.000	0	0	0	0	0	16.000
403	08	02	00	Comisiones y gastos bancarios	16.000	0	0	0	0	0	16.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	786.200	0	0	0	0	0	786.200
403	09	01	00	Viáticos y pasajes dentro del país	496.700	0	0	0	0	0	496.700
403	09	02	00	Viáticos y pasajes fuera del país	289.500	0	0	0	0	0	289.500
403	10	00	00	Servicios profesionales y técnicos	535.900	0	0	0	0	0	535.900
403	10	10	00	Servicios de vigilancia	512.000	0	0	0	0	0	512.000
403	10	99	00	Otros servicios profesionales y técnicos	23.900	0	0	0	0	0	23.900
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	372.120	0	0	0	0	0	372.120
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	332.000	0	0	0	0	0	332.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	28.640	0	0	0	0	0	28.640
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	11.480	0	0	0	0	0	11.480
403	12	00	00	Conservación y reparaciones menores de obras	41.900	0	0	0	0	0	41.900
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	41.900	0	0	0	0	0	41.900
403	18	00	00	Impuestos indirectos	805.803	0	0	0	0	0	805.803
403	18	01	00	Impuesto al valor agregado	805.803	0	0	0	0	0	805.803
403	99	00	00	Otros servicios no personales	123.500	0	0	0	0	0	123.500
403	99	01	00	Otros servicios no personales	123.500	0	0	0	0	0	123.500
404	**00**	**00**	**00**	**Activos reales**	**616.988**	**0**	**0**	**0**	**0**	**0**	**616.988**
404	01	00	00	Repuestos y reparaciones mayores	85.720	0	0	0	0	0	85.720
404	01	01	00	Repuestos mayores	41.620	0	0	0	0	0	41.620
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	41.620	0	0	0	0	0	41.620
404	01	02	00	Reparaciones mayores de maquinaria y equipos	44.100	0	0	0	0	0	44.100
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	31.500	0	0	0	0	0	31.500
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	12.600	0	0	0	0	0	12.600
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	191.468	0	0	0	0	0	191.468
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	191.468	0	0	0	0	0	191.468
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	339.800	0	0	0	0	0	339.800
404	09	01	00	Mobiliario y equipos de oficina	122.900	0	0	0	0	0	122.900
404	09	02	00	Equipos de computación	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA

META: 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	116.900	0	0	0	0	0	116.900
				Totales	**76.710.364**	**0**	**0**	**4.903.340**	**0**	**0**	**81.613.704**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA

META: 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540147001 ATENCIÓN INTEGRAL, EN SALUD PREVENTIVA A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 105.396

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.886.661**	**0**	**0**	**644.620**	**0**	**0**	**5.531.281**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.220.222	0	0	0	0	0	2.220.222
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.365.100	0	0	0	0	0	1.365.100
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	855.122	0	0	0	0	0	855.122
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	491.795	0	0	0	0	0	491.795
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	257.156	0	0	0	0	0	257.156
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	234.639	0	0	0	0	0	234.639
401	03	00	00	Primas	435.158	0	0	0	0	0	435.158
401	03	02	00	Primas de transporte a empleados	18.648	0	0	0	0	0	18.648
401	03	04	00	Primas por hijos a empleados	5.640	0	0	0	0	0	5.640
401	03	08	00	Primas de profesionalización a empleados	97.748	0	0	0	0	0	97.748
401	03	09	00	Primas por antigüedad a empleados	8.363	0	0	0	0	0	8.363
401	03	17	00	Primas de transporte a obreros	18.216	0	0	0	0	0	18.216
401	03	19	00	Primas por hijos de obreros	14.760	0	0	0	0	0	14.760
401	03	21	00	Primas por antigüedad a obreros	7.502	0	0	0	0	0	7.502
401	03	22	00	Primas de profesionalización a obreros	9.796	0	0	0	0	0	9.796
401	03	97	00	Otras primas a empleados	201.685	0	0	0	0	0	201.685
401	03	98	00	Otras primas a obreros	52.800	0	0	0	0	0	52.800
401	04	00	00	Complementos de sueldos y salarios	412.748	0	0	0	0	0	412.748
401	04	02	00	Complemento a empleados por trabajo nocturno	59.769	0	0	0	0	0	59.769
401	04	10	00	Complemento a empleados por días feriados	18.000	0	0	0	0	0	18.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	141.739	0	0	0	0	0	141.739
401	04	16	00	Complemento a obreros por gastos de alimentación	192	0	0	0	0	0	192

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540147001 ATENCIÓN INTEGRAL, EN SALUD PREVENTIVA A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 105.396

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	20	00	Complemento a obreros por días feriados	16.835	0	0	0	0	0	16.835
401	04	96	00	Otros complementos a empleados	41.388	0	0	0	0	0	41.388
401	04	97	00	Otros complementos a obreros	134.825	0	0	0	0	0	134.825
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	411.523	0	0	644.620	0	0	1.056.143
401	05	01	00	Aguinaldos a empleados	0	0	0	403.484	0	0	403.484
401	05	03	00	Bono vacacional a empleados	264.575	0	0	0	0	0	264.575
401	05	04	00	Aguinaldos a obreros	0	0	0	241.136	0	0	241.136
401	05	06	00	Bono vacacional a obreros	146.948	0	0	0	0	0	146.948
401	06	00	00	Aportes patronales y legales	289.855	0	0	0	0	0	289.855
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	30.486	0	0	0	0	0	30.486
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	27.302	0	0	0	0	0	27.302
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	27.302	0	0	0	0	0	27.302
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	27.302	0	0	0	0	0	27.302
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	54.604	0	0	0	0	0	54.604
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	40.953	0	0	0	0	0	40.953
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	27.302	0	0	0	0	0	27.302
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	54.604	0	0	0	0	0	54.604
401	07	00	00	Asistencia socio-económica	625.360	0	0	0	0	0	625.360
401	07	02	00	Becas a empleados	3.000	0	0	0	0	0	3.000
401	07	03	00	Ayudas por matrimonio a empleados	200	0	0	0	0	0	200
401	07	04	00	Ayudas por nacimiento de hijos a empleados	200	0	0	0	0	0	200
401	07	05	00	Ayudas por defunción a empleados	2.500	0	0	0	0	0	2.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	387.000	0	0	0	0	0	387.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540147001 ATENCIÓN INTEGRAL, EN SALUD PREVENTIVA A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 105.396

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	10.000	0	0	0	0	0	10.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.520	0	0	0	0	0	2.520
401	07	10	00	Dotación de uniformes a empleados	14.800	0	0	0	0	0	14.800
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	10.000	0	0	0	0	0	10.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.100	0	0	0	0	0	2.100
401	07	18	00	Becas a obreros	1.800	0	0	0	0	0	1.800
401	07	19	00	Ayudas por matrimonio de obreros	200	0	0	0	0	0	200
401	07	20	00	Ayudas por nacimiento de hijos de obreros	200	0	0	0	0	0	200
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	155.000	0	0	0	0	0	155.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.440	0	0	0	0	0	1.440
401	07	26	00	Dotación de uniformes a obreros	13.200	0	0	0	0	0	13.200
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.200	0	0	0	0	0	1.200
401	07	96	00	Otras subvenciones a empleados	10.000	0	0	0	0	0	10.000
401	07	97	00	Otras subvenciones a obreros	10.000	0	0	0	0	0	10.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.646.786**	**0**	**0**	**0**	**0**	**0**	**3.646.786**
402	01	00	00	Productos alimenticios y agropecuarios	252.900	0	0	0	0	0	252.900
402	01	01	00	Alimentos y bebidas para personas	252.900	0	0	0	0	0	252.900
402	03	00	00	Textiles y vestuarios	14.800	0	0	0	0	0	14.800
402	03	01	00	Textiles	8.600	0	0	0	0	0	8.600
402	03	02	00	Prendas de vestir	6.200	0	0	0	0	0	6.200
402	04	00	00	Productos de cuero y caucho	14.400	0	0	0	0	0	14.400
402	04	03	00	Cauchos y tripas para vehículos	14.400	0	0	0	0	0	14.400
402	05	00	00	Productos de papel, cartón e impresos	65.400	0	0	0	0	0	65.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540147001 ATENCIÓN INTEGRAL, EN SALUD PREVENTIVA A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 105.396

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	49.600	0	0	0	0	0	49.600
402	05	06	00	Productos de papel y cartón para computación	7.900	0	0	0	0	0	7.900
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.000	0	0	0	0	0	3.000
402	05	99	00	Otros productos de pulpa, papel y cartón	4.900	0	0	0	0	0	4.900
402	06	00	00	Productos químicos y derivados	1.406.999	0	0	0	0	0	1.406.999
402	06	03	00	Tintas, pinturas y colorantes	42.600	0	0	0	0	0	42.600
402	06	04	00	Productos farmacéuticos y medicamentos	1.137.200	0	0	0	0	0	1.137.200
402	06	06	00	Combustibles y lubricantes	68.900	0	0	0	0	0	68.900
402	06	08	00	Productos plásticos	4.300	0	0	0	0	0	4.300
402	06	99	00	Otros productos de la industria química y conexos	153.999	0	0	0	0	0	153.999
402	07	00	00	Productos minerales no metálicos	4.200	0	0	0	0	0	4.200
402	07	02	00	Vidrios y productos de vidrio	4.200	0	0	0	0	0	4.200
402	08	00	00	Productos metálicos	40.540	0	0	0	0	0	40.540
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	21.040	0	0	0	0	0	21.040
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.600	0	0	0	0	0	15.600
402	08	10	00	Repuestos y accesorios para otros equipos	3.900	0	0	0	0	0	3.900
402	10	00	00	Productos varios y útiles diversos	1.847.547	0	0	0	0	0	1.847.547
402	10	02	00	Materiales y útiles de limpieza y aseo	49.900	0	0	0	0	0	49.900
402	10	03	00	Utensilios de cocina y comedor	12.000	0	0	0	0	0	12.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.637.747	0	0	0	0	0	1.637.747
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	58.600	0	0	0	0	0	58.600
402	10	06	00	Condecoraciones, ofrendas y similares	800	0	0	0	0	0	800
402	10	07	00	Productos de seguridad en el trabajo	26.900	0	0	0	0	0	26.900
402	10	08	00	Materiales para equipos de computación	26.400	0	0	0	0	0	26.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540147001 ATENCIÓN INTEGRAL, EN SALUD PREVENTIVA A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 105.396

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	23.400	0	0	0	0	0	23.400
402	10	12	00	Materiales para instalaciones sanitarias	11.800	0	0	0	0	0	11.800
403	**00**	**00**	**00**	**Servicios no personales**	**1.230.965**	**0**	**0**	**0**	**0**	0	**1.230.965**
403	06	00	00	Servicios de transporte y almacenaje	20.000	0	0	0	0	0	20.000
403	06	01	00	Fletes y embalajes	20.000	0	0	0	0	0	20.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.000	0	0	0	0	0	5.000
403	08	02	00	Comisiones y gastos bancarios	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	289.500	0	0	0	0	0	289.500
403	09	02	00	Viáticos y pasajes fuera del país	289.500	0	0	0	0	0	289.500
403	10	00	00	Servicios profesionales y técnicos	512.000	0	0	0	0	0	512.000
403	10	10	00	Servicios de vigilancia	512.000	0	0	0	0	0	512.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	72.000	0	0	0	0	0	72.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	72.000	0	0	0	0	0	72.000
403	12	00	00	Conservación y reparaciones menores de obras	21.900	0	0	0	0	0	21.900
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	21.900	0	0	0	0	0	21.900
403	18	00	00	Impuestos indirectos	274.565	0	0	0	0	0	274.565
403	18	01	00	Impuesto al valor agregado	274.565	0	0	0	0	0	274.565
403	99	00	00	Otros servicios no personales	36.000	0	0	0	0	0	36.000
403	99	01	00	Otros servicios no personales	36.000	0	0	0	0	0	36.000
404	**00**	**00**	**00**	**Activos reales**	**200.750**	**0**	**0**	**0**	**0**	0	**200.750**
404	01	00	00	Repuestos y reparaciones mayores	35.100	0	0	0	0	0	35.100
404	01	01	00	Repuestos mayores	12.500	0	0	0	0	0	12.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	12.500	0	0	0	0	0	12.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540147001 ATENCIÓN INTEGRAL, EN SALUD PREVENTIVA A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 105.396

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	00	Reparaciones mayores de maquinaria y equipos	22.600	0	0	0	0	0	22.600
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	22.600	0	0	0	0	0	22.600
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	19.650	0	0	0	0	0	19.650
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	19.650	0	0	0	0	0	19.650
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	146.000	0	0	0	0	0	146.000
404	09	01	00	Mobiliario y equipos de oficina	69.000	0	0	0	0	0	69.000
404	09	02	00	Equipos de computación	42.000	0	0	0	0	0	42.000
404	09	03	00	Mobiliario y equipos de alojamiento	35.000	0	0	0	0	0	35.000
				Totales	**9.965.162**	**0**	**0**	**644.620**	**0**	**0**	**10.609.782**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540147002 ATENCIÓN EN SALUD ESPECIALIZADA EN EL HOSPITAL DR. LUIS RAZETTI

UNIDAD DE MEDIDA: CONSULTA **META:** 40.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**45.729.452**	**0**	**0**	**3.106.449**	**0**	**0**	**48.835.901**
401	01	00	00	Sueldos, salarios y otras retribuciones	28.170.970	0	0	0	0	0	28.170.970
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	16.430.139	0	0	0	0	0	16.430.139
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	10.969.711	0	0	0	0	0	10.969.711
401	01	13	00	Suplencias a obreros	771.120	0	0	0	0	0	771.120
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.705.447	0	0	0	0	0	4.705.447
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.662.504	0	0	0	0	0	2.662.504
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	2.042.943	0	0	0	0	0	2.042.943
401	03	00	00	Primas	3.766.004	0	0	0	0	0	3.766.004
401	03	02	00	Primas de transporte a empleados	223.776	0	0	0	0	0	223.776
401	03	04	00	Primas por hijos a empleados	28.440	0	0	0	0	0	28.440
401	03	08	00	Primas de profesionalización a empleados	798.255	0	0	0	0	0	798.255
401	03	09	00	Primas por antigüedad a empleados	60.276	0	0	0	0	0	60.276
401	03	17	00	Primas de transporte a obreros	234.048	0	0	0	0	0	234.048
401	03	19	00	Primas por hijos de obreros	50.760	0	0	0	0	0	50.760
401	03	21	00	Primas por antigüedad a obreros	88.130	0	0	0	0	0	88.130
401	03	22	00	Primas de profesionalización a obreros	39.706	0	0	0	0	0	39.706
401	03	97	00	Otras primas a empleados	1.441.813	0	0	0	0	0	1.441.813
401	03	98	00	Otras primas a obreros	800.800	0	0	0	0	0	800.800
401	04	00	00	Complementos de sueldos y salarios	4.533.378	0	0	0	0	0	4.533.378
401	04	02	00	Complemento a empleados por trabajo nocturno	1.842.164	0	0	0	0	0	1.842.164
401	04	10	00	Complemento a empleados por días feriados	19.444	0	0	0	0	0	19.444
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	985.208	0	0	0	0	0	985.208

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540147002 ATENCIÓN EN SALUD ESPECIALIZADA EN EL HOSPITAL DR. LUIS RAZETTI

UNIDAD DE MEDIDA: CONSULTA **META:** 40.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	16	00	Complemento a obreros por gastos de alimentación	7.596	0	0	0	0	0	7.596
401	04	20	00	Complemento a obreros por días feriados	68.194	0	0	0	0	0	68.194
401	04	96	00	Otros complementos a empleados	709.813	0	0	0	0	0	709.813
401	04	97	00	Otros complementos a obreros	900.959	0	0	0	0	0	900.959
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.633.297	0	0	3.106.449	0	0	5.739.746
401	05	01	00	Aguinaldos a empleados	0	0	0	1.589.823	0	0	1.589.823
401	05	03	00	Bono vacacional a empleados	1.648.089	0	0	0	0	0	1.648.089
401	05	04	00	Aguinaldos a obreros	0	0	0	1.516.626	0	0	1.516.626
401	05	06	00	Bono vacacional a obreros	985.208	0	0	0	0	0	985.208
401	06	00	00	Aportes patronales y legales	499.956	0	0	0	0	0	499.956
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	134.997	0	0	0	0	0	134.997
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	134.997	0	0	0	0	0	134.997
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	22.289	0	0	0	0	0	22.289
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	20.589	0	0	0	0	0	20.589
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	75.459	0	0	0	0	0	75.459
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	84.258	0	0	0	0	0	84.258
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	13.579	0	0	0	0	0	13.579
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	13.788	0	0	0	0	0	13.788
401	07	00	00	Asistencia socio-económica	1.420.400	0	0	0	0	0	1.420.400
401	07	02	00	Becas a empleados	19.500	0	0	0	0	0	19.500
401	07	03	00	Ayudas por matrimonio a empleados	300	0	0	0	0	0	300
401	07	04	00	Ayudas por nacimiento de hijos a empleados	300	0	0	0	0	0	300
401	07	05	00	Ayudas por defunción a empleados	1.500	0	0	0	0	0	1.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540147002 ATENCIÓN EN SALUD ESPECIALIZADA EN EL HOSPITAL DR. LUIS RAZETTI

UNIDAD DE MEDIDA: CONSULTA **META:** 40.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	480.000	0	0	0	0	0	480.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	10.000	0	0	0	0	0	10.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	16.800	0	0	0	0	0	16.800
401	07	10	00	Dotación de uniformes a empleados	160.000	0	0	0	0	0	160.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	10.000	0	0	0	0	0	10.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	11.500	0	0	0	0	0	11.500
401	07	18	00	Becas a obreros	13.500	0	0	0	0	0	13.500
401	07	19	00	Ayudas por matrimonio de obreros	500	0	0	0	0	0	500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	500	0	0	0	0	0	500
401	07	21	00	Ayudas por defunción a obreros	1.000	0	0	0	0	0	1.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	470.000	0	0	0	0	0	470.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	13.300	0	0	0	0	0	13.300
401	07	26	00	Dotación de uniformes a obreros	169.600	0	0	0	0	0	169.600
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	10.000	0	0	0	0	0	10.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	12.100	0	0	0	0	0	12.100
401	07	96	00	Otras subvenciones a empleados	10.000	0	0	0	0	0	10.000
401	07	97	00	Otras subvenciones a obreros	10.000	0	0	0	0	0	10.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.354.645**	**0**	**0**	**0**	**0**	**0**	**4.354.645**
402	01	00	00	Productos alimenticios y agropecuarios	371.000	0	0	0	0	0	371.000
402	01	01	00	Alimentos y bebidas para personas	371.000	0	0	0	0	0	371.000
402	03	00	00	Textiles y vestuarios	31.546	0	0	0	0	0	31.546
402	03	01	00	Textiles	9.146	0	0	0	0	0	9.146
402	03	02	00	Prendas de vestir	22.400	0	0	0	0	0	22.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540147002 ATENCIÓN EN SALUD ESPECIALIZADA EN EL HOSPITAL DR. LUIS RAZETTI

UNIDAD DE MEDIDA: CONSULTA **META:** 40.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	00	00	Productos de cuero y caucho	19.600	0	0	0	0	0	19.600
402	04	03	00	Cauchos y tripas para vehículos	19.600	0	0	0	0	0	19.600
402	05	00	00	Productos de papel, cartón e impresos	200.700	0	0	0	0	0	200.700
402	05	03	00	Productos de papel y cartón para oficina	38.400	0	0	0	0	0	38.400
402	05	06	00	Productos de papel y cartón para computación	114.400	0	0	0	0	0	114.400
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	41.900	0	0	0	0	0	41.900
402	05	99	00	Otros productos de pulpa, papel y cartón	6.000	0	0	0	0	0	6.000
402	06	00	00	Productos químicos y derivados	1.833.499	0	0	0	0	0	1.833.499
402	06	03	00	Tintas, pinturas y colorantes	139.900	0	0	0	0	0	139.900
402	06	04	00	Productos farmacéuticos y medicamentos	1.369.999	0	0	0	0	0	1.369.999
402	06	06	00	Combustibles y lubricantes	95.000	0	0	0	0	0	95.000
402	06	08	00	Productos plásticos	8.600	0	0	0	0	0	8.600
402	06	99	00	Otros productos de la industria química y conexos	220.000	0	0	0	0	0	220.000
402	08	00	00	Productos metálicos	59.000	0	0	0	0	0	59.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	42.600	0	0	0	0	0	42.600
402	08	09	00	Repuestos y accesorios para equipos de transporte	12.400	0	0	0	0	0	12.400
402	08	10	00	Repuestos y accesorios para otros equipos	4.000	0	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	1.839.300	0	0	0	0	0	1.839.300
402	10	02	00	Materiales y útiles de limpieza y aseo	174.600	0	0	0	0	0	174.600
402	10	03	00	Utensilios de cocina y comedor	19.800	0	0	0	0	0	19.800
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.364.400	0	0	0	0	0	1.364.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	139.600	0	0	0	0	0	139.600
402	10	06	00	Condecoraciones, ofrendas y similares	5.600	0	0	0	0	0	5.600
402	10	07	00	Productos de seguridad en el trabajo	49.000	0	0	0	0	0	49.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540147002 ATENCIÓN EN SALUD ESPECIALIZADA EN EL HOSPITAL DR. LUIS RAZETTI

UNIDAD DE MEDIDA: CONSULTA **META:** 40.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	33.400	0	0	0	0	0	33.400
402	10	11	00	Materiales eléctricos	14.900	0	0	0	0	0	14.900
402	10	12	00	Materiales para instalaciones sanitarias	14.000	0	0	0	0	0	14.000
402	10	99	00	Otros productos y útiles diversos	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**782.238**	**0**	**0**	**0**	**0**	0	**782.238**
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.000	0	0	0	0	0	6.000
403	07	02	00	Imprenta y reproducción	6.000	0	0	0	0	0	6.000
403	09	00	00	Viáticos y pasajes	275.100	0	0	0	0	0	275.100
403	09	01	00	Viáticos y pasajes dentro del país	275.100	0	0	0	0	0	275.100
403	10	00	00	Servicios profesionales y técnicos	23.900	0	0	0	0	0	23.900
403	10	99	00	Otros servicios profesionales y técnicos	23.900	0	0	0	0	0	23.900
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	125.000	0	0	0	0	0	125.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	112.000	0	0	0	0	0	112.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	13.000	0	0	0	0	0	13.000
403	12	00	00	Conservación y reparaciones menores de obras	20.000	0	0	0	0	0	20.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	285.338	0	0	0	0	0	285.338
403	18	01	00	Impuesto al valor agregado	285.338	0	0	0	0	0	285.338
403	99	00	00	Otros servicios no personales	46.900	0	0	0	0	0	46.900
403	99	01	00	Otros servicios no personales	46.900	0	0	0	0	0	46.900
404	**00**	**00**	**00**	**Activos reales**	**134.300**	**0**	**0**	**0**	**0**	0	**134.300**
404	01	00	00	Repuestos y reparaciones mayores	21.500	0	0	0	0	0	21.500
404	01	02	00	Reparaciones mayores de maquinaria y equipos	21.500	0	0	0	0	0	21.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540147002 ATENCIÓN EN SALUD ESPECIALIZADA EN EL HOSPITAL DR. LUIS RAZETTI

UNIDAD DE MEDIDA: CONSULTA **META:** 40.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	8.900	0	0	0	0	0	8.900
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	12.600	0	0	0	0	0	12.600
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	52.000	0	0	0	0	0	52.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	52.000	0	0	0	0	0	52.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	60.800	0	0	0	0	0	60.800
404	09	01	00	Mobiliario y equipos de oficina	15.900	0	0	0	0	0	15.900
404	09	02	00	Equipos de computación	16.000	0	0	0	0	0	16.000
404	09	03	00	Mobiliario y equipos de alojamiento	28.900	0	0	0	0	0	28.900
				Totales	**51.000.635**	0	0	**3.106.449**	0	0	**54.107.084**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540147003 REALIZACIONES DE NEBULIZACIONES EN ÁREAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 72.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SANEAMIENTO AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**12.789.307**	**0**	**0**	**1.152.271**	**0**	**0**	**13.941.578**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.481.523	0	0	0	0	0	5.481.523
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	918.381	0	0	0	0	0	918.381
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.563.142	0	0	0	0	0	4.563.142
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.640.651	0	0	0	0	0	1.640.651
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	396.765	0	0	0	0	0	396.765
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.243.886	0	0	0	0	0	1.243.886
401	03	00	00	Primas	978.441	0	0	0	0	0	978.441
401	03	01	00	Primas por mérito a empleados	6.297	0	0	0	0	0	6.297
401	03	02	00	Primas de transporte a empleados	16.128	0	0	0	0	0	16.128
401	03	04	00	Primas por hijos a empleados	3.360	0	0	0	0	0	3.360
401	03	08	00	Primas de profesionalización a empleados	74.924	0	0	0	0	0	74.924
401	03	09	00	Primas por antigüedad a empleados	11.138	0	0	0	0	0	11.138
401	03	17	00	Primas de transporte a obreros	95.496	0	0	0	0	0	95.496
401	03	19	00	Primas por hijos de obreros	35.184	0	0	0	0	0	35.184
401	03	21	00	Primas por antigüedad a obreros	43.298	0	0	0	0	0	43.298
401	03	22	00	Primas de profesionalización a obreros	22.318	0	0	0	0	0	22.318
401	03	97	00	Otras primas a empleados	135.698	0	0	0	0	0	135.698
401	03	98	00	Otras primas a obreros	534.600	0	0	0	0	0	534.600
401	04	00	00	Complementos de sueldos y salarios	474.761	0	0	0	0	0	474.761
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	164.941	0	0	0	0	0	164.941
401	04	20	00	Complemento a obreros por días feriados	3.665	0	0	0	0	0	3.665
401	04	97	00	Otros complementos a obreros	306.155	0	0	0	0	0	306.155

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540147003 REALIZACIONES DE NEBULIZACIONES EN ÁREAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 72.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SANEAMIENTO AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.248.359	0	0	1.152.271	0	0	3.400.630
401	05	01	00	Aguinaldos a empleados	0	0	0	605.226	0	0	605.226
401	05	03	00	Bono vacacional a empleados	180.464	0	0	0	0	0	180.464
401	05	04	00	Aguinaldos a obreros	1.296.497	0	0	547.045	0	0	1.843.542
401	05	06	00	Bono vacacional a obreros	771.398	0	0	0	0	0	771.398
401	06	00	00	Aportes patronales y legales	645.704	0	0	0	0	0	645.704
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	36.735	0	0	0	0	0	36.735
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	27.551	0	0	0	0	0	27.551
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	18.367	0	0	0	0	0	18.367
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	36.736	0	0	0	0	0	36.736
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	182.526	0	0	0	0	0	182.526
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	159.253	0	0	0	0	0	159.253
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	92.268	0	0	0	0	0	92.268
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	92.268	0	0	0	0	0	92.268
401	07	00	00	Asistencia socio-económica	1.319.868	0	0	0	0	0	1.319.868
401	07	02	00	Becas a empleados	2.700	0	0	0	0	0	2.700
401	07	03	00	Ayudas por matrimonio a empleados	200	0	0	0	0	0	200
401	07	04	00	Ayudas por nacimiento de hijos a empleados	200	0	0	0	0	0	200
401	07	05	00	Ayudas por defunción a empleados	1.500	0	0	0	0	0	1.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	410.000	0	0	0	0	0	410.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	11.119	0	0	0	0	0	11.119
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	10.500	0	0	0	0	0	10.500
401	07	10	00	Dotación de uniformes a empleados	12.800	0	0	0	0	0	12.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540147003 REALIZACIONES DE NEBULIZACIONES EN ÁREAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 72.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SANEAMIENTO AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	5.000	0	0	0	0	0	5.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	7.700	0	0	0	0	0	7.700
401	07	18	00	Becas a obreros	9.400	0	0	0	0	0	9.400
401	07	19	00	Ayudas por matrimonio de obreros	200	0	0	0	0	0	200
401	07	20	00	Ayudas por nacimiento de hijos de obreros	200	0	0	0	0	0	200
401	07	21	00	Ayudas por defunción a obreros	2.000	0	0	0	0	0	2.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	465.000	0	0	0	0	0	465.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	17.669	0	0	0	0	0	17.669
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	10.080	0	0	0	0	0	10.080
401	07	26	00	Dotación de uniformes a obreros	320.200	0	0	0	0	0	320.200
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.000	0	0	0	0	0	5.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	8.400	0	0	0	0	0	8.400
401	07	96	00	Otras subvenciones a empleados	10.000	0	0	0	0	0	10.000
401	07	97	00	Otras subvenciones a obreros	10.000	0	0	0	0	0	10.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.949.022**	0	0	0	0	0	**1.949.022**
402	01	00	00	Productos alimenticios y agropecuarios	125.916	0	0	0	0	0	125.916
402	01	01	00	Alimentos y bebidas para personas	125.916	0	0	0	0	0	125.916
402	03	00	00	Textiles y vestuarios	32.900	0	0	0	0	0	32.900
402	03	01	00	Textiles	22.900	0	0	0	0	0	22.900
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	39.880	0	0	0	0	0	39.880
402	04	03	00	Cauchos y tripas para vehículos	39.880	0	0	0	0	0	39.880
402	05	00	00	Productos de papel, cartón e impresos	155.244	0	0	0	0	0	155.244

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540147003 REALIZACIONES DE NEBULIZACIONES EN ÁREAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 72.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SANEAMIENTO AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	98.840	0	0	0	0	0	98.840
402	05	06	00	Productos de papel y cartón para computación	29.744	0	0	0	0	0	29.744
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	26.660	0	0	0	0	0	26.660
402	06	00	00	Productos químicos y derivados	750.176	0	0	0	0	0	750.176
402	06	03	00	Tintas, pinturas y colorantes	43.725	0	0	0	0	0	43.725
402	06	04	00	Productos farmacéuticos y medicamentos	330.431	0	0	0	0	0	330.431
402	06	06	00	Combustibles y lubricantes	92.400	0	0	0	0	0	92.400
402	06	08	00	Productos plásticos	11.620	0	0	0	0	0	11.620
402	06	99	00	Otros productos de la industria química y conexos	272.000	0	0	0	0	0	272.000
402	07	00	00	Productos minerales no metálicos	7.800	0	0	0	0	0	7.800
402	07	04	00	Cemento, cal y yeso	7.800	0	0	0	0	0	7.800
402	08	00	00	Productos metálicos	111.232	0	0	0	0	0	111.232
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	55.207	0	0	0	0	0	55.207
402	08	09	00	Repuestos y accesorios para equipos de transporte	50.985	0	0	0	0	0	50.985
402	08	10	00	Repuestos y accesorios para otros equipos	5.040	0	0	0	0	0	5.040
402	10	00	00	Productos varios y útiles diversos	725.874	0	0	0	0	0	725.874
402	10	02	00	Materiales y útiles de limpieza y aseo	78.450	0	0	0	0	0	78.450
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	397.600	0	0	0	0	0	397.600
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	125.000	0	0	0	0	0	125.000
402	10	06	00	Condecoraciones, ofrendas y similares	2.240	0	0	0	0	0	2.240
402	10	07	00	Productos de seguridad en el trabajo	47.600	0	0	0	0	0	47.600
402	10	08	00	Materiales para equipos de computación	30.520	0	0	0	0	0	30.520
402	10	11	00	Materiales eléctricos	31.584	0	0	0	0	0	31.584
402	10	12	00	Materiales para instalaciones sanitarias	12.880	0	0	0	0	0	12.880

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540147003 REALIZACIONES DE NEBULIZACIONES EN ÁREAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 72.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SANEAMIENTO AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**724.300**	**0**	**0**	**0**	**0**	0	**724.300**
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.080	0	0	0	0	0	30.080
403	07	01	00	Publicidad y propaganda	18.600	0	0	0	0	0	18.600
403	07	02	00	Imprenta y reproducción	7.000	0	0	0	0	0	7.000
403	07	04	00	Avisos	4.480	0	0	0	0	0	4.480
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.000	0	0	0	0	0	11.000
403	08	02	00	Comisiones y gastos bancarios	11.000	0	0	0	0	0	11.000
403	09	00	00	Viáticos y pasajes	221.600	0	0	0	0	0	221.600
403	09	01	00	Viáticos y pasajes dentro del país	221.600	0	0	0	0	0	221.600
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	175.120	0	0	0	0	0	175.120
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	148.000	0	0	0	0	0	148.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	15.640	0	0	0	0	0	15.640
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	11.480	0	0	0	0	0	11.480
403	18	00	00	Impuestos indirectos	245.900	0	0	0	0	0	245.900
403	18	01	00	Impuesto al valor agregado	245.900	0	0	0	0	0	245.900
403	99	00	00	Otros servicios no personales	40.600	0	0	0	0	0	40.600
403	99	01	00	Otros servicios no personales	40.600	0	0	0	0	0	40.600
404	**00**	**00**	**00**	**Activos reales**	**281.938**	**0**	**0**	**0**	**0**	0	**281.938**
404	01	00	00	Repuestos y reparaciones mayores	29.120	0	0	0	0	0	29.120
404	01	01	00	Repuestos mayores	29.120	0	0	0	0	0	29.120
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	29.120	0	0	0	0	0	29.120
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	119.818	0	0	0	0	0	119.818
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	119.818	0	0	0	0	0	119.818

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119447 540147000 OPTIMIZACIÓN DE LA ATENCIÓN INTEGRAL EN SALUD PREVENTIVA Y ESPECIALIZADA EN LOS SERVICIOS DE LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN INTEGRAL EN SALUD PREVENTIVA, ESPECIALIZADA Y MANTENER LA VIGILANCIA EPIDEMIOLÓGICA EN ZONAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: CONSULTA **META:** 145.396

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. DELTA AMACURO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540147003 REALIZACIONES DE NEBULIZACIONES EN ÁREAS AFECTADAS POR MALARIA Y DENGUE

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 72.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SANEAMIENTO AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	133.000	0	0	0	0	0	133.000
404	09	01	00	Mobiliario y equipos de oficina	38.000	0	0	0	0	0	38.000
404	09	02	00	Equipos de computación	42.000	0	0	0	0	0	42.000
404	09	03	00	Mobiliario y equipos de alojamiento	53.000	0	0	0	0	0	53.000
				Totales	**15.744.567**	**0**	**0**	**1.152.271**	**0**	**0**	**16.896.838**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119344 540148000 CONSOLIDACIÓN DE UN SISTEMA DE INFORMACIÓN EN SALUD PARA EL MINISTERIO DEL PODER POPULAR PARA LA SALUD

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DE INFORMACIÓN EN SALUD AUTOMATIZADO, COMO BASE PARA LA PLANIFICACIÓN, MONITOREO, EVALUACIÓN ESTRATÉGICA Y OPERATIVA DE LAS POLÍTICAS PÚBLICAS EN SALUD.

UNIDAD DE MEDIDA: REPORTE **META:** 16.063

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.634.829**	**0**	**0**	**0**	**0**	**0**	**1.634.829**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.634.829	0	0	0	0	0	1.634.829
401	01	12	00	Salarios a obreros en puestos no permanentes	152.496	0	0	0	0	0	152.496
401	01	18	00	Remuneraciones al personal contratado	1.482.333	0	0	0	0	0	1.482.333
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**539.907**	**0**	**0**	**0**	**0**	**0**	**539.907**
402	01	00	00	Productos alimenticios y agropecuarios	88.985	0	0	0	0	0	88.985
402	01	01	00	Alimentos y bebidas para personas	88.985	0	0	0	0	0	88.985
402	05	00	00	Productos de papel, cartón e impresos	178.962	0	0	0	0	0	178.962
402	05	01	00	Pulpa de madera, papel y cartón	33.000	0	0	0	0	0	33.000
402	05	03	00	Productos de papel y cartón para oficina	52.000	0	0	0	0	0	52.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	93.962	0	0	0	0	0	93.962
402	06	00	00	Productos químicos y derivados	88.916	0	0	0	0	0	88.916
402	06	03	00	Tintas, pinturas y colorantes	34.916	0	0	0	0	0	34.916
402	06	05	00	Productos de tocador	8.000	0	0	0	0	0	8.000
402	06	08	00	Productos plásticos	46.000	0	0	0	0	0	46.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	168.044	0	0	0	0	0	168.044
402	10	02	00	Materiales y útiles de limpieza y aseo	24.853	0	0	0	0	0	24.853
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	41.967	0	0	0	0	0	41.967
402	10	08	00	Materiales para equipos de computación	85.250	0	0	0	0	0	85.250
402	10	11	00	Materiales eléctricos	15.974	0	0	0	0	0	15.974
403	**00**	**00**	**00**	**Servicios no personales**	**934.255**	**0**	**0**	**0**	**0**	**0**	**934.255**
403	07	00	00	Servicios de información, impresión y relaciones públicas	295.158	0	0	0	0	0	295.158
403	07	02	00	Imprenta y reproducción	154.000	0	0	0	0	0	154.000
403	07	03	00	Relaciones sociales	141.158	0	0	0	0	0	141.158
403	09	00	00	Viáticos y pasajes	220.000	0	0	0	0	0	220.000
403	09	01	00	Viáticos y pasajes dentro del país	220.000	0	0	0	0	0	220.000
403	10	00	00	Servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119344 540148000 CONSOLIDACIÓN DE UN SISTEMA DE INFORMACIÓN EN SALUD PARA EL MINISTERIO DEL PODER POPULAR PARA LA SALUD

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DE INFORMACIÓN EN SALUD AUTOMATIZADO, COMO BASE PARA LA PLANIFICACIÓN, MONITOREO, EVALUACIÓN ESTRATÉGICA Y OPERATIVA DE LAS POLÍTICAS PÚBLICAS EN SALUD.

UNIDAD DE MEDIDA: REPORTE **META:** 16.063

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	03	00	Servicios de procesamiento de datos	45.000	0	0	0	0	0	45.000
403	10	07	00	Servicios de capacitación y adiestramiento	155.000	0	0	0	0	0	155.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	44.910	0	0	0	0	0	44.910
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	34.910	0	0	0	0	0	34.910
403	18	00	00	Impuestos indirectos	174.187	0	0	0	0	0	174.187
403	18	01	00	Impuesto al valor agregado	174.187	0	0	0	0	0	174.187
404	**00**	**00**	**00**	**Activos reales**	**1.985.248**	**0**	**0**	**0**	**0**	**0**	**1.985.248**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	70.000	0	0	0	0	0	70.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	70.000	0	0	0	0	0	70.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.915.248	0	0	0	0	0	1.915.248
404	09	01	00	Mobiliario y equipos de oficina	394.659	0	0	0	0	0	394.659
404	09	02	00	Equipos de computación	1.520.589	0	0	0	0	0	1.520.589
				Totales	**5.094.239**	**0**	**0**	**0**	**0**	**0**	**5.094.239**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119344 540148000 CONSOLIDACIÓN DE UN SISTEMA DE INFORMACIÓN EN SALUD PARA EL MINISTERIO DEL PODER POPULAR PARA LA SALUD

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DE INFORMACIÓN EN SALUD AUTOMATIZADO, COMO BASE PARA LA PLANIFICACIÓN, MONITOREO, EVALUACIÓN ESTRATÉGICA Y OPERATIVA DE LAS POLÍTICAS PÚBLICAS EN SALUD.

UNIDAD DE MEDIDA: REPORTE **META:** 16.063

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119344 540148000 CONSOLIDACIÓN DE UN SISTEMA DE INFORMACIÓN EN SALUD PARA EL MINISTERIO DEL PODER POPULAR PARA LA SALUD

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DE INFORMACIÓN EN SALUD AUTOMATIZADO, COMO BASE PARA LA PLANIFICACIÓN, MONITOREO, EVALUACIÓN ESTRATÉGICA Y OPERATIVA DE LAS POLÍTICAS PÚBLICAS EN SALUD.

UNIDAD DE MEDIDA: REPORTE **META:** 16.063

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540148001 CAPACITACIÓN PERMANENTE DEL TALENTO HUMANO DE LAS UNIDADES DE SALUD ADSCRITAS AL MPPS (DIRECCIONES REGIONALES DE SALUD, DISTRITOS SANITARIOS, DIRECCIONES MUNICIPALES DE SALUD, HOSPITALES TIPO IV) EN EL MANEJO Y ACTUALIZACIÓN DEL SISTEMA DE INFORMACIÓN EN SALUD

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 4.320

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**411.187**	**0**	**0**	**0**	**0**	0	**411.187**
401	01	00	00	Sueldos, salarios y otras retribuciones	411.187	0	0	0	0	0	411.187
401	01	12	00	Salarios a obreros en puestos no permanentes	152.496	0	0	0	0	0	152.496
401	01	18	00	Remuneraciones al personal contratado	258.691	0	0	0	0	0	258.691
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**47.436**	**0**	**0**	**0**	**0**	0	**47.436**
402	01	00	00	Productos alimenticios y agropecuarios	28.249	0	0	0	0	0	28.249
402	01	01	00	Alimentos y bebidas para personas	28.249	0	0	0	0	0	28.249
402	05	00	00	Productos de papel, cartón e impresos	10.220	0	0	0	0	0	10.220
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.220	0	0	0	0	0	5.220
402	10	00	00	Productos varios y útiles diversos	8.967	0	0	0	0	0	8.967
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.967	0	0	0	0	0	8.967
403	**00**	**00**	**00**	**Servicios no personales**	**460.500**	**0**	**0**	**0**	**0**	0	**460.500**
403	07	00	00	Servicios de información, impresión y relaciones públicas	150.000	0	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	75.000	0	0	0	0	0	75.000
403	07	03	00	Relaciones sociales	75.000	0	0	0	0	0	75.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	145.000	0	0	0	0	0	145.000
403	10	03	00	Servicios de procesamiento de datos	20.000	0	0	0	0	0	20.000
403	10	07	00	Servicios de capacitación y adiestramiento	125.000	0	0	0	0	0	125.000
403	18	00	00	Impuestos indirectos	65.500	0	0	0	0	0	65.500
403	18	01	00	Impuesto al valor agregado	65.500	0	0	0	0	0	65.500
404	**00**	**00**	**00**	**Activos reales**	**290.248**	**0**	**0**	**0**	**0**	0	**290.248**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119344 540148000 CONSOLIDACIÓN DE UN SISTEMA DE INFORMACIÓN EN SALUD PARA EL MINISTERIO DEL PODER POPULAR PARA LA SALUD

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DE INFORMACIÓN EN SALUD AUTOMATIZADO, COMO BASE PARA LA PLANIFICACIÓN, MONITOREO, EVALUACIÓN ESTRATÉGICA Y OPERATIVA DE LAS POLÍTICAS PÚBLICAS EN SALUD.

UNIDAD DE MEDIDA: REPORTE **META:** 16.063

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540148001 CAPACITACIÓN PERMANENTE DEL TALENTO HUMANO DE LAS UNIDADES DE SALUD ADSCRITAS AL MPPS (DIRECCIONES REGIONALES DE SALUD, DISTRITOS SANITARIOS, DIRECCIONES MUNICIPALES DE SALUD, HOSPITALES TIPO IV) EN EL MANEJO Y ACTUALIZACIÓN DEL SISTEMA DE INFORMACIÓN EN SALUD

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 4.320

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	290.248	0	0	0	0	0	290.248
404	09	01	00	Mobiliario y equipos de oficina	69.659	0	0	0	0	0	69.659
404	09	02	00	Equipos de computación	220.589	0	0	0	0	0	220.589
				Totales	**1.209.371**	**0**	**0**	**0**	**0**	0	**1.209.371**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119344 540148000 CONSOLIDACIÓN DE UN SISTEMA DE INFORMACIÓN EN SALUD PARA EL MINISTERIO DEL PODER POPULAR PARA LA SALUD

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DE INFORMACIÓN EN SALUD AUTOMATIZADO, COMO BASE PARA LA PLANIFICACIÓN, MONITOREO, EVALUACIÓN ESTRATÉGICA Y OPERATIVA DE LAS POLÍTICAS PÚBLICAS EN SALUD.

UNIDAD DE MEDIDA: REPORTE **META:** 16.063

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540148002 CONSOLIDACIÓN DE LA PLATAFORMA TECNOLÓGICA A NIVEL DE MUNICIPIOS SEGÚN ESTÁNDARES LIBRES Y ABIERTOS, QUE FACILITE LA RECOLECCIÓN, PROCESAMIENTO Y ANÁLISIS DE DATOS PARA LA PRODUCCIÓN DE INFORMACIÓN EN SALUD A TRAVÉS DEL SIS

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 150

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**410.637**	**0**	**0**	**0**	**0**	0	**410.637**
401	01	00	00	Sueldos, salarios y otras retribuciones	410.637	0	0	0	0	0	410.637
401	01	18	00	Remuneraciones al personal contratado	410.637	0	0	0	0	0	410.637
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**324.408**	**0**	**0**	**0**	**0**	0	**324.408**
402	01	00	00	Productos alimenticios y agropecuarios	35.000	0	0	0	0	0	35.000
402	01	01	00	Alimentos y bebidas para personas	35.000	0	0	0	0	0	35.000
402	05	00	00	Productos de papel, cartón e impresos	110.742	0	0	0	0	0	110.742
402	05	01	00	Pulpa de madera, papel y cartón	25.000	0	0	0	0	0	25.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	55.742	0	0	0	0	0	55.742
402	06	00	00	Productos químicos y derivados	72.416	0	0	0	0	0	72.416
402	06	03	00	Tintas, pinturas y colorantes	34.916	0	0	0	0	0	34.916
402	06	05	00	Productos de tocador	6.500	0	0	0	0	0	6.500
402	06	08	00	Productos plásticos	31.000	0	0	0	0	0	31.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	91.250	0	0	0	0	0	91.250
402	10	02	00	Materiales y útiles de limpieza y aseo	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	18.000	0	0	0	0	0	18.000
402	10	08	00	Materiales para equipos de computación	46.250	0	0	0	0	0	46.250
402	10	11	00	Materiales eléctricos	7.000	0	0	0	0	0	7.000
403	**00**	**00**	**00**	**Servicios no personales**	**294.755**	**0**	**0**	0	**0**	0	**294.755**
403	07	00	00	Servicios de información, impresión y relaciones públicas	101.158	0	0	0	0	0	101.158
403	07	02	00	Imprenta y reproducción	45.000	0	0	0	0	0	45.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119344 540148000 CONSOLIDACIÓN DE UN SISTEMA DE INFORMACIÓN EN SALUD PARA EL MINISTERIO DEL PODER POPULAR PARA LA SALUD

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DE INFORMACIÓN EN SALUD AUTOMATIZADO, COMO BASE PARA LA PLANIFICACIÓN, MONITOREO, EVALUACIÓN ESTRATÉGICA Y OPERATIVA DE LAS POLÍTICAS PÚBLICAS EN SALUD.

UNIDAD DE MEDIDA: REPORTE **META:** 16.063

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540148002 CONSOLIDACIÓN DE LA PLATAFORMA TECNOLÓGICA A NIVEL DE MUNICIPIOS SEGÚN ESTÁNDARES LIBRES Y ABIERTOS, QUE FACILITE LA RECOLECCIÓN, PROCESAMIENTO Y ANÁLISIS DE DATOS PARA LA PRODUCCIÓN DE INFORMACIÓN EN SALUD A TRAVÉS DEL SIS

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 150

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	56.158	0	0	0	0	0	56.158
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
403	10	00	00	Servicios profesionales y técnicos	25.000	0	0	0	0	0	25.000
403	10	03	00	Servicios de procesamiento de datos	25.000	0	0	0	0	0	25.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	24.910	0	0	0	0	0	24.910
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	24.910	0	0	0	0	0	24.910
403	18	00	00	Impuestos indirectos	83.687	0	0	0	0	0	83.687
403	18	01	00	Impuesto al valor agregado	83.687	0	0	0	0	0	83.687
404	**00**	**00**	**00**	**Activos reales**	**1.220.000**	0	0	0	0	0	**1.220.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.220.000	0	0	0	0	0	1.220.000
404	09	01	00	Mobiliario y equipos de oficina	220.000	0	0	0	0	0	220.000
404	09	02	00	Equipos de computación	1.000.000	0	0	0	0	0	1.000.000
				Totales	**2.249.800**	0	0	0	0	0	**2.249.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119344 540148000 CONSOLIDACIÓN DE UN SISTEMA DE INFORMACIÓN EN SALUD PARA EL MINISTERIO DEL PODER POPULAR PARA LA SALUD

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DE INFORMACIÓN EN SALUD AUTOMATIZADO, COMO BASE PARA LA PLANIFICACIÓN, MONITOREO, EVALUACIÓN ESTRATÉGICA Y OPERATIVA DE LAS POLÍTICAS PÚBLICAS EN SALUD.

UNIDAD DE MEDIDA: REPORTE **META:** 16.063

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540148003 PROCESAMIENTO Y DIVULGACIÓN DE INFORMACIÓN EN SALUD: ESTADÍSTICAS E INDICADORES DE GESTIÓN DE LAS UNIDADES DE SALUD ADSCRITAS AL MPPS (DIRECCIONES REGIONALES DE SALUD, DISTRITOS SANITARIOS, DIRECCIONES MUNICIPALES DE SALUD Y HOSPITALES TIPO IV), DE ACUERDO A LAS POLÍTICAS PÚBLICAS DE SALUD.

UNIDAD DE MEDIDA: REPORTE **META:** 16.063

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**813.005**	**0**	**0**	**0**	**0**	0	**813.005**
401	01	00	00	Sueldos, salarios y otras retribuciones	813.005	0	0	0	0	0	813.005
401	01	18	00	Remuneraciones al personal contratado	813.005	0	0	0	0	0	813.005
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**168.063**	**0**	0	**0**	**0**	0	**168.063**
402	01	00	00	Productos alimenticios y agropecuarios	25.736	0	0	0	0	0	25.736
402	01	01	00	Alimentos y bebidas para personas	25.736	0	0	0	0	0	25.736
402	05	00	00	Productos de papel, cartón e impresos	58.000	0	0	0	0	0	58.000
402	05	01	00	Pulpa de madera, papel y cartón	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	17.000	0	0	0	0	0	17.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	33.000	0	0	0	0	0	33.000
402	06	00	00	Productos químicos y derivados	16.500	0	0	0	0	0	16.500
402	06	05	00	Productos de tocador	1.500	0	0	0	0	0	1.500
402	06	08	00	Productos plásticos	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	67.827	0	0	0	0	0	67.827
402	10	02	00	Materiales y útiles de limpieza y aseo	4.853	0	0	0	0	0	4.853
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	39.000	0	0	0	0	0	39.000
402	10	11	00	Materiales eléctricos	8.974	0	0	0	0	0	8.974
403	**00**	**00**	**00**	**Servicios no personales**	**179.000**	**0**	**0**	**0**	**0**	0	**179.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	44.000	0	0	0	0	0	44.000
403	07	02	00	Imprenta y reproducción	34.000	0	0	0	0	0	34.000
403	07	03	00	Relaciones sociales	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119344 540148000 CONSOLIDACIÓN DE UN SISTEMA DE INFORMACIÓN EN SALUD PARA EL MINISTERIO DEL PODER POPULAR PARA LA SALUD

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DE INFORMACIÓN EN SALUD AUTOMATIZADO, COMO BASE PARA LA PLANIFICACIÓN, MONITOREO, EVALUACIÓN ESTRATÉGICA Y OPERATIVA DE LAS POLÍTICAS PÚBLICAS EN SALUD.

UNIDAD DE MEDIDA: REPORTE **META:** 16.063

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540148003 PROCESAMIENTO Y DIVULGACIÓN DE INFORMACIÓN EN SALUD: ESTADÍSTICAS E INDICADORES DE GESTIÓN DE LAS UNIDADES DE SALUD ADSCRITAS AL MPPS (DIRECCIONES REGIONALES DE SALUD, DISTRITOS SANITARIOS, DIRECCIONES MUNICIPALES DE SALUD Y HOSPITALES TIPO IV), DE ACUERDO A LAS POLÍTICAS PÚBLICAS DE SALUD.

UNIDAD DE MEDIDA: REPORTE **META:** 16.063

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
403	10	00	00	Servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	10	07	00	Servicios de capacitación y adiestramiento	30.000	0	0	0	0	0	30.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	25.000	0	0	0	0	0	25.000
403	18	01	00	Impuesto al valor agregado	25.000	0	0	0	0	0	25.000
404	**00**	**00**	**00**	**Activos reales**	**475.000**	**0**	**0**	**0**	**0**	**0**	**475.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	70.000	0	0	0	0	0	70.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	70.000	0	0	0	0	0	70.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	405.000	0	0	0	0	0	405.000
404	09	01	00	Mobiliario y equipos de oficina	105.000	0	0	0	0	0	105.000
404	09	02	00	Equipos de computación	300.000	0	0	0	0	0	300.000
				Totales	**1.635.068**	**0**	**0**	**0**	**0**	**0**	**1.635.068**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**334.102.352**	**0**	**0**	**70.848.141**	**0**	**0**	**404.950.493**
401	01	00	00	Sueldos, salarios y otras retribuciones	214.358.023	0	0	0	0	0	214.358.023
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	20.210.260	0	0	0	0	0	20.210.260
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	48.003.953	0	0	0	0	0	48.003.953
401	01	03	00	Suplencias a empleados	2.088.450	0	0	0	0	0	2.088.450
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.594.055	0	0	0	0	0	1.594.055
401	01	11	00	Salarios a obreros en puestos permanentes a tiempo parcial	52.752.209	0	0	0	0	0	52.752.209
401	01	12	00	Salarios a obreros en puestos no permanentes	43.014.300	0	0	0	0	0	43.014.300
401	01	13	00	Suplencias a obreros	1.350.962	0	0	0	0	0	1.350.962
401	01	18	00	Remuneraciones al personal contratado	45.343.834	0	0	0	0	0	45.343.834
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	15.470.368	0	0	0	0	0	15.470.368
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.887.164	0	0	0	0	0	1.887.164
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	8.390.416	0	0	0	0	0	8.390.416
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	275.973	0	0	0	0	0	275.973
401	02	04	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo parcial	4.916.815	0	0	0	0	0	4.916.815
401	03	00	00	Primas	10.651.623	0	0	0	0	0	10.651.623
401	03	02	00	Primas de transporte a empleados	459.000	0	0	0	0	0	459.000
401	03	03	00	Primas por hogar a empleados	36.000	0	0	0	0	0	36.000
401	03	04	00	Primas por hijos a empleados	102.000	0	0	0	0	0	102.000
401	03	08	00	Primas de profesionalización a empleados	2.163.810	0	0	0	0	0	2.163.810
401	03	09	00	Primas por antigüedad a empleados	444.098	0	0	0	0	0	444.098
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	363.601	0	0	0	0	0	363.601
401	03	17	00	Primas de transporte a obreros	210.000	0	0	0	0	0	210.000
401	03	18	00	Primas por hogar a obreros	33.000	0	0	0	0	0	33.000
401	03	19	00	Primas por hijos de obreros	69.000	0	0	0	0	0	69.000
401	03	21	00	Primas por antigüedad a obreros	354.000	0	0	0	0	0	354.000
401	03	22	00	Primas de profesionalización a obreros	556.734	0	0	0	0	0	556.734

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	40	00	Primas de profesionalización al personal contratado	1.956.510	0	0	0	0	0	1.956.510
401	03	47	00	Primas al personal de alto nivel y de dirección	260.640	0	0	0	0	0	260.640
401	03	95	00	Otras primas al personal de alto nivel y de dirección	43.230	0	0	0	0	0	43.230
401	03	97	00	Otras primas a empleados	1.800.000	0	0	0	0	0	1.800.000
401	03	98	00	Otras primas a obreros	1.800.000	0	0	0	0	0	1.800.000
401	04	00	00	Complementos de sueldos y salarios	59.143.251	0	0	0	0	0	59.143.251
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.068.240	0	0	0	0	0	1.068.240
401	04	02	00	Complemento a empleados por trabajo nocturno	4.200.000	0	0	0	0	0	4.200.000
401	04	04	00	Complemento a empleados por gastos de transporte	300.000	0	0	0	0	0	300.000
401	04	08	00	Bono compensatorio de alimentación a empleados	10.106.140	0	0	0	0	0	10.106.140
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	888.873	0	0	0	0	0	888.873
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.248.000	0	0	0	0	0	1.248.000
401	04	16	00	Complemento a obreros por gastos de alimentación	100.000	0	0	0	0	0	100.000
401	04	18	00	Bono compensatorio de alimentación a obreros	8.544.140	0	0	0	0	0	8.544.140
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.671.147	0	0	0	0	0	1.671.147
401	04	26	00	Bono compensatorio de alimentación al personal contratado	16.063.608	0	0	0	0	0	16.063.608
401	04	28	00	Complemento al personal contratado por días feriados	360.000	0	0	0	0	0	360.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	175.340	0	0	0	0	0	175.340
401	04	96	00	Otros complementos a empleados	3.000.000	0	0	0	0	0	3.000.000
401	04	97	00	Otros complementos a obreros	3.417.763	0	0	0	0	0	3.417.763
401	04	98	00	Otros complementos al personal contratado	8.000.000	0	0	0	0	0	8.000.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	6.736.776	0	0	70.848.141	0	0	77.584.917
401	05	01	00	Aguinaldos a empleados	0	0	0	20.545.961	0	0	20.545.961
401	05	03	00	Bono vacacional a empleados	3.308.640	0	0	0	0	0	3.308.640
401	05	04	00	Aguinaldos a obreros	0	0	0	17.712.035	0	0	17.712.035
401	05	06	00	Bono vacacional a obreros	1.468.148	0	0	0	0	0	1.468.148
401	05	07	00	Aguinaldos al personal contratado	0	0	0	31.881.664	0	0	31.881.664
401	05	08	00	Bono vacacional al personal contratado	1.754.480	0	0	0	0	0	1.754.480

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	0	0	0	708.481	0	0	708.481
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	205.508	0	0	0	0	0	205.508
401	06	00	00	Aportes patronales y legales	14.819.908	0	0	0	0	0	14.819.908
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.613.727	0	0	0	0	0	2.613.727
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	475.223	0	0	0	0	0	475.223
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	475.223	0	0	0	0	0	475.223
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.147.299	0	0	0	0	0	3.147.299
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	429.176	0	0	0	0	0	429.176
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	572.237	0	0	0	0	0	572.237
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.249.620	0	0	0	0	0	5.249.620
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	967.017	0	0	0	0	0	967.017
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	113.522	0	0	0	0	0	113.522
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	30.960	0	0	0	0	0	30.960
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	20.641	0	0	0	0	0	20.641
401	06	95	00	Otros aportes legales por personal contratado	725.263	0	0	0	0	0	725.263
401	07	00	00	Asistencia socio-económica	4.566.921	0	0	0	0	0	4.566.921
401	07	01	00	Capacitación y adiestramiento a empleados	88.500	0	0	0	0	0	88.500
401	07	02	00	Becas a empleados	238.000	0	0	0	0	0	238.000
401	07	03	00	Ayudas por matrimonio a empleados	66.000	0	0	0	0	0	66.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	100.000	0	0	0	0	0	100.000
401	07	05	00	Ayudas por defunción a empleados	36.000	0	0	0	0	0	36.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	951.549	0	0	0	0	0	951.549
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	83.000	0	0	0	0	0	83.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	75.530	0	0	0	0	0	75.530
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.178.523	0	0	0	0	0	1.178.523
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	140.000	0	0	0	0	0	140.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	17	00	Capacitación y adiestramiento a obreros	36.000	0	0	0	0	0	36.000
401	07	18	00	Becas a obreros	138.000	0	0	0	0	0	138.000
401	07	19	00	Ayudas por matrimonio de obreros	78.000	0	0	0	0	0	78.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	52.000	0	0	0	0	0	52.000
401	07	21	00	Ayudas por defunción a obreros	18.000	0	0	0	0	0	18.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	280.635	0	0	0	0	0	280.635
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	46.725	0	0	0	0	0	46.725
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	577.557	0	0	0	0	0	577.557
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	279.699	0	0	0	0	0	279.699
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	103.203	0	0	0	0	0	103.203
401	08	00	00	Prestaciones sociales e indemnizaciones	8.230.482	0	0	0	0	0	8.230.482
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	8.058.478	0	0	0	0	0	8.058.478
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	172.004	0	0	0	0	0	172.004
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	125.000	0	0	0	0	0	125.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	125.000	0	0	0	0	0	125.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**24.255.132**	**0**	**0**	**0**	**0**	**0**	**24.255.132**
402	01	00	00	Productos alimenticios y agropecuarios	1.284.400	0	0	0	0	0	1.284.400
402	01	01	00	Alimentos y bebidas para personas	1.284.400	0	0	0	0	0	1.284.400
402	03	00	00	Textiles y vestuarios	300.000	0	0	0	0	0	300.000
402	03	01	00	Textiles	150.000	0	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	150.000	0	0	0	0	0	150.000
402	05	00	00	Productos de papel, cartón e impresos	54.000	0	0	0	0	0	54.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	0	30.000
402	05	05	00	Material de enseñanza	24.000	0	0	0	0	0	24.000
402	06	00	00	Productos químicos y derivados	15.542.732	0	0	0	0	0	15.542.732
402	06	03	00	Tintas, pinturas y colorantes	24.000	0	0	0	0	0	24.000
402	06	04	00	Productos farmacéuticos y medicamentos	14.218.732	0	0	0	0	0	14.218.732
402	06	99	00	Otros productos de la industria química y conexos	1.300.000	0	0	0	0	0	1.300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	180.000	0	0	0	0	0	180.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	30.000	0	0	0	0	0	30.000
402	08	10	00	Repuestos y accesorios para otros equipos	150.000	0	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	6.894.000	0	0	0	0	0	6.894.000
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	0	200.000
402	10	03	00	Utensilios de cocina y comedor	40.000	0	0	0	0	0	40.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	6.100.000	0	0	0	0	0	6.100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	21.000	0	0	0	0	0	21.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	223.000	0	0	0	0	0	223.000
402	10	11	00	Materiales eléctricos	150.000	0	0	0	0	0	150.000
402	10	12	00	Materiales para instalaciones sanitarias	150.000	0	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.570.128**	**0**	**0**	**0**	**0**	**0**	**2.570.128**
403	06	00	00	Servicios de transporte y almacenaje	50.000	0	0	0	0	0	50.000
403	06	01	00	Fletes y embalajes	50.000	0	0	0	0	0	50.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	47.600	0	0	0	0	0	47.600
403	07	02	00	Imprenta y reproducción	27.600	0	0	0	0	0	27.600
403	07	04	00	Avisos	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	25.400	0	0	0	0	0	25.400
403	09	01	00	Viáticos y pasajes dentro del país	25.400	0	0	0	0	0	25.400
403	10	00	00	Servicios profesionales y técnicos	120.000	0	0	0	0	0	120.000
403	10	07	00	Servicios de capacitación y adiestramiento	120.000	0	0	0	0	0	120.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	700.000	0	0	0	0	0	700.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	400.000	0	0	0	0	0	400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	1.477.128	0	0	0	0	0	1.477.128
403	18	01	00	Impuesto al valor agregado	1.477.128	0	0	0	0	0	1.477.128
403	99	00	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000
404	**00**	**00**	**00**	**Activos reales**	**1.030.000**	**0**	**0**	**0**	**0**	**0**	**1.030.000**
404	01	00	00	Repuestos y reparaciones mayores	450.000	0	0	0	0	0	450.000
404	01	01	00	Repuestos mayores	150.000	0	0	0	0	0	150.000
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	150.000	0	0	0	0	0	150.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	300.000	0	0	0	0	0	300.000
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	150.000	0	0	0	0	0	150.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	150.000	0	0	0	0	0	150.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	490.000	0	0	0	0	0	490.000
404	07	01	00	Equipos científicos y de laboratorio	490.000	0	0	0	0	0	490.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	90.000	0	0	0	0	0	90.000
404	09	01	00	Mobiliario y equipos de oficina	45.000	0	0	0	0	0	45.000
404	09	02	00	Equipos de computación	45.000	0	0	0	0	0	45.000
				Totales	**361.957.612**	**0**	**0**	**70.848.141**	**0**	**0**	**432.805.753**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA

META: 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540149001 ATENCIÓN EN SALUD PREVENTIVA A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 1.107.490

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**17.946.219**	**0**	**0**	**4.482.989**	**0**	**0**	**22.429.208**
401	01	00	00	Sueldos, salarios y otras retribuciones	12.364.697	0	0	0	0	0	12.364.697
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.291.775	0	0	0	0	0	1.291.775
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	1.590.150	0	0	0	0	0	1.590.150
401	01	03	00	Suplencias a empleados	86.989	0	0	0	0	0	86.989
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	16.380	0	0	0	0	0	16.380
401	01	11	00	Salarios a obreros en puestos permanentes a tiempo parcial	1.767.172	0	0	0	0	0	1.767.172
401	01	12	00	Salarios a obreros en puestos no permanentes	3.980.379	0	0	0	0	0	3.980.379
401	01	13	00	Suplencias a obreros	44.983	0	0	0	0	0	44.983
401	01	18	00	Remuneraciones al personal contratado	3.586.869	0	0	0	0	0	3.586.869
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	507.749	0	0	0	0	0	507.749
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	100.028	0	0	0	0	0	100.028
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	280.078	0	0	0	0	0	280.078
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	5.912	0	0	0	0	0	5.912
401	02	04	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo parcial	121.731	0	0	0	0	0	121.731
401	03	00	00	Primas	853.170	0	0	0	0	0	853.170
401	03	02	00	Primas de transporte a empleados	123.000	0	0	0	0	0	123.000
401	03	04	00	Primas por hijos a empleados	6.000	0	0	0	0	0	6.000
401	03	08	00	Primas de profesionalización a empleados	102.060	0	0	0	0	0	102.060
401	03	09	00	Primas por antigüedad a empleados	60.000	0	0	0	0	0	60.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	28.800	0	0	0	0	0	28.800
401	03	17	00	Primas de transporte a obreros	36.000	0	0	0	0	0	36.000
401	03	19	00	Primas por hijos de obreros	3.000	0	0	0	0	0	3.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540149001 ATENCIÓN EN SALUD PREVENTIVA A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 1.107.490

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	21	00	Primas por antigüedad a obreros	54.000	0	0	0	0	0	54.000
401	03	22	00	Primas de profesionalización a obreros	36.840	0	0	0	0	0	36.840
401	03	40	00	Primas de profesionalización al personal contratado	358.830	0	0	0	0	0	358.830
401	03	47	00	Primas al personal de alto nivel y de dirección	44.640	0	0	0	0	0	44.640
401	04	00	00	Complementos de sueldos y salarios	2.331.488	0	0	0	0	0	2.331.488
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	42.900	0	0	0	0	0	42.900
401	04	08	00	Bono compensatorio de alimentación a empleados	393.624	0	0	0	0	0	393.624
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	32.175	0	0	0	0	0	32.175
401	04	18	00	Bono compensatorio de alimentación a obreros	309.276	0	0	0	0	0	309.276
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	143.973	0	0	0	0	0	143.973
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.383.932	0	0	0	0	0	1.383.932
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	25.608	0	0	0	0	0	25.608
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	385.168	0	0	4.482.989	0	0	4.868.157
401	05	01	00	Aguinaldos a empleados	0	0	0	821.839	0	0	821.839
401	05	03	00	Bono vacacional a empleados	128.952	0	0	0	0	0	128.952
401	05	04	00	Aguinaldos a obreros	0	0	0	708.482	0	0	708.482
401	05	06	00	Bono vacacional a obreros	67.544	0	0	0	0	0	67.544
401	05	07	00	Aguinaldos al personal contratado	0	0	0	2.869.350	0	0	2.869.350
401	05	08	00	Bono vacacional al personal contratado	151.340	0	0	0	0	0	151.340
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	0	0	0	83.318	0	0	83.318
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	37.332	0	0	0	0	0	37.332
401	06	00	00	Aportes patronales y legales	704.175	0	0	0	0	0	704.175
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	103.293	0	0	0	0	0	103.293

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540149001 ATENCIÓN EN SALUD PREVENTIVA A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 1.107.490

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	18.781	0	0	0	0	0	18.781
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	18.781	0	0	0	0	0	18.781
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	97.310	0	0	0	0	0	97.310
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	13.269	0	0	0	0	0	13.269
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	17.693	0	0	0	0	0	17.693
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	300.000	0	0	0	0	0	300.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	67.086	0	0	0	0	0	67.086
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	12.132	0	0	0	0	0	12.132
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	3.309	0	0	0	0	0	3.309
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	2.206	0	0	0	0	0	2.206
401	06	95	00	Otros aportes legales por personal contratado	50.315	0	0	0	0	0	50.315
401	07	00	00	Asistencia socio-económica	184.836	0	0	0	0	0	184.836
401	07	01	00	Capacitación y adiestramiento a empleados	4.500	0	0	0	0	0	4.500
401	07	02	00	Becas a empleados	18.000	0	0	0	0	0	18.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	20.000	0	0	0	0	0	20.000
401	07	05	00	Ayudas por defunción a empleados	3.000	0	0	0	0	0	3.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	42.846	0	0	0	0	0	42.846
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.240	0	0	0	0	0	3.240
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.622	0	0	0	0	0	2.622
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	20.000	0	0	0	0	0	20.000
401	07	17	00	Capacitación y adiestramiento a obreros	3.000	0	0	0	0	0	3.000
401	07	18	00	Becas a obreros	12.000	0	0	0	0	0	12.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540149001 ATENCIÓN EN SALUD PREVENTIVA A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 1.107.490

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	20	00	Ayudas por nacimiento de hijos de obreros	12.000	0	0	0	0	0	12.000
401	07	21	00	Ayudas por defunción a obreros	3.000	0	0	0	0	0	3.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	12.600	0	0	0	0	0	12.600
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.100	0	0	0	0	0	2.100
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.325	0	0	0	0	0	2.325
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	12.573	0	0	0	0	0	12.573
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	11.030	0	0	0	0	0	11.030
401	08	00	00	Prestaciones sociales e indemnizaciones	577.436	0	0	0	0	0	577.436
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	559.053	0	0	0	0	0	559.053
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	18.383	0	0	0	0	0	18.383
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	37.500	0	0	0	0	0	37.500
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	37.500	0	0	0	0	0	37.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.772.000**	**0**	**0**	**0**	**0**	**0**	**2.772.000**
402	06	00	00	Productos químicos y derivados	872.000	0	0	0	0	0	872.000
402	06	04	00	Productos farmacéuticos y medicamentos	872.000	0	0	0	0	0	872.000
402	10	00	00	Productos varios y útiles diversos	1.900.000	0	0	0	0	0	1.900.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.900.000	0	0	0	0	0	1.900.000
403	**00**	**00**	**00**	**Servicios no personales**	**228.000**	**0**	**0**	**0**	**0**	**0**	**228.000**
403	18	00	00	Impuestos indirectos	228.000	0	0	0	0	0	228.000
403	18	01	00	Impuesto al valor agregado	228.000	0	0	0	0	0	228.000
				Totales	**20.946.219**	**0**	**0**	**4.482.989**	**0**	**0**	**25.429.208**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540149002 ATENCIÓN MEDIANTE EL DIAGNÓSTICO Y REHABILITACIÓN A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA ESPECIALIZADA

UNIDAD DE MEDIDA: CONSULTA **META:** 215.771

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED AMBULATORIA ESPECIALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**37.713.746**	**0**	**0**	**8.867.920**	**0**	**0**	**46.581.666**
401	01	00	00	Sueldos, salarios y otras retribuciones	26.399.705	0	0	0	0	0	26.399.705
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.207.317	0	0	0	0	0	2.207.317
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	4.746.383	0	0	0	0	0	4.746.383
401	01	03	00	Suplencias a empleados	210.536	0	0	0	0	0	210.536
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	233.534	0	0	0	0	0	233.534
401	01	11	00	Salarios a obreros en puestos permanentes a tiempo parcial	4.905.749	0	0	0	0	0	4.905.749
401	01	12	00	Salarios a obreros en puestos no permanentes	6.060.659	0	0	0	0	0	6.060.659
401	01	13	00	Suplencias a obreros	120.394	0	0	0	0	0	120.394
401	01	18	00	Remuneraciones al personal contratado	7.915.133	0	0	0	0	0	7.915.133
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.622.906	0	0	0	0	0	1.622.906
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	280.300	0	0	0	0	0	280.300
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	813.171	0	0	0	0	0	813.171
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	35.101	0	0	0	0	0	35.101
401	02	04	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo parcial	494.334	0	0	0	0	0	494.334
401	03	00	00	Primas	973.698	0	0	0	0	0	973.698
401	03	02	00	Primas de transporte a empleados	36.000	0	0	0	0	0	36.000
401	03	04	00	Primas por hijos a empleados	6.000	0	0	0	0	0	6.000
401	03	08	00	Primas de profesionalización a empleados	261.750	0	0	0	0	0	261.750
401	03	09	00	Primas por antigüedad a empleados	90.000	0	0	0	0	0	90.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	59.520	0	0	0	0	0	59.520
401	03	17	00	Primas de transporte a obreros	24.000	0	0	0	0	0	24.000
401	03	19	00	Primas por hijos de obreros	6.000	0	0	0	0	0	6.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540149002 ATENCIÓN MEDIANTE EL DIAGNÓSTICO Y REHABILITACIÓN A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA ESPECIALIZADA

UNIDAD DE MEDIDA: CONSULTA **META:** 215.771

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED AMBULATORIA ESPECIALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	21	00	Primas por antigüedad a obreros	90.000	0	0	0	0	0	90.000
401	03	22	00	Primas de profesionalización a obreros	88.428	0	0	0	0	0	88.428
401	03	40	00	Primas de profesionalización al personal contratado	265.680	0	0	0	0	0	265.680
401	03	47	00	Primas al personal de alto nivel y de dirección	38.400	0	0	0	0	0	38.400
401	03	95	00	Otras primas al personal de alto nivel y de dirección	7.920	0	0	0	0	0	7.920
401	04	00	00	Complementos de sueldos y salarios	4.917.078	0	0	0	0	0	4.917.078
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	109.200	0	0	0	0	0	109.200
401	04	08	00	Bono compensatorio de alimentación a empleados	1.024.672	0	0	0	0	0	1.024.672
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	95.550	0	0	0	0	0	95.550
401	04	18	00	Bono compensatorio de alimentación a obreros	918.456	0	0	0	0	0	918.456
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	257.724	0	0	0	0	0	257.724
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.477.332	0	0	0	0	0	2.477.332
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	34.144	0	0	0	0	0	34.144
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	856.612	0	0	8.867.920	0	0	9.724.532
401	05	01	00	Aguinaldos a empleados	0	0	0	2.054.596	0	0	2.054.596
401	05	03	00	Bono vacacional a empleados	335.688	0	0	0	0	0	335.688
401	05	04	00	Aguinaldos a obreros	0	0	0	1.948.324	0	0	1.948.324
401	05	06	00	Bono vacacional a obreros	200.604	0	0	0	0	0	200.604
401	05	07	00	Aguinaldos al personal contratado	0	0	0	4.782.250	0	0	4.782.250
401	05	08	00	Bono vacacional al personal contratado	270.544	0	0	0	0	0	270.544
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	0	0	0	82.750	0	0	82.750
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	49.776	0	0	0	0	0	49.776
401	06	00	00	Aportes patronales y legales	1.491.466	0	0	0	0	0	1.491.466

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540149002 ATENCIÓN MEDIANTE EL DIAGNÓSTICO Y REHABILITACIÓN A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA ESPECIALIZADA

UNIDAD DE MEDIDA: CONSULTA **META:** 215.771

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED AMBULATORIA ESPECIALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	172.059	0	0	0	0	0	172.059
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	31.283	0	0	0	0	0	31.283
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	31.283	0	0	0	0	0	31.283
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	253.927	0	0	0	0	0	253.927
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	34.626	0	0	0	0	0	34.626
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	46.169	0	0	0	0	0	46.169
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	680.727	0	0	0	0	0	680.727
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	123.769	0	0	0	0	0	123.769
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	17.048	0	0	0	0	0	17.048
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	4.649	0	0	0	0	0	4.649
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	3.100	0	0	0	0	0	3.100
401	06	95	00	Otros aportes legales por personal contratado	92.826	0	0	0	0	0	92.826
401	07	00	00	Asistencia socio-económica	345.046	0	0	0	0	0	345.046
401	07	01	00	Capacitación y adiestramiento a empleados	9.000	0	0	0	0	0	9.000
401	07	02	00	Becas a empleados	40.000	0	0	0	0	0	40.000
401	07	03	00	Ayudas por matrimonio a empleados	18.000	0	0	0	0	0	18.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	20.000	0	0	0	0	0	20.000
401	07	05	00	Ayudas por defunción a empleados	3.000	0	0	0	0	0	3.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	96.000	0	0	0	0	0	96.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	7.290	0	0	0	0	0	7.290
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	5.901	0	0	0	0	0	5.901

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540149002 ATENCIÓN MEDIANTE EL DIAGNÓSTICO Y REHABILITACIÓN A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA ESPECIALIZADA

UNIDAD DE MEDIDA: CONSULTA **META:** 215.771

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED AMBULATORIA ESPECIALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	17	00	Capacitación y adiestramiento a obreros	3.000	0	0	0	0	0	3.000
401	07	18	00	Becas a obreros	30.000	0	0	0	0	0	30.000
401	07	19	00	Ayudas por matrimonio de obreros	18.000	0	0	0	0	0	18.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	10.000	0	0	0	0	0	10.000
401	07	21	00	Ayudas por defunción a obreros	3.000	0	0	0	0	0	3.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	28.200	0	0	0	0	0	28.200
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.725	0	0	0	0	0	4.725
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.232	0	0	0	0	0	5.232
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	28.200	0	0	0	0	0	28.200
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	15.498	0	0	0	0	0	15.498
401	08	00	00	Prestaciones sociales e indemnizaciones	1.057.235	0	0	0	0	0	1.057.235
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.031.405	0	0	0	0	0	1.031.405
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	25.830	0	0	0	0	0	25.830
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	0	50.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	0	50.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.364.000**	**0**	**0**	**0**	**0**	**0**	**3.364.000**
402	06	00	00	Productos químicos y derivados	1.564.000	0	0	0	0	0	1.564.000
402	06	04	00	Productos farmacéuticos y medicamentos	864.000	0	0	0	0	0	864.000
402	06	99	00	Otros productos de la industria química y conexos	700.000	0	0	0	0	0	700.000
402	10	00	00	Productos varios y útiles diversos	1.800.000	0	0	0	0	0	1.800.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.800.000	0	0	0	0	0	1.800.000
403	**00**	**00**	**00**	**Servicios no personales**	**336.000**	**0**	**0**	**0**	**0**	**0**	**336.000**
403	18	00	00	Impuestos indirectos	336.000	0	0	0	0	0	336.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540149002 ATENCIÓN MEDIANTE EL DIAGNÓSTICO Y REHABILITACIÓN A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA ESPECIALIZADA

UNIDAD DE MEDIDA: CONSULTA **META:** 215.771

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED AMBULATORIA ESPECIALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	336.000	0	0	0	0	0	336.000
404	**00**	**00**	**00**	**Activos reales**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	300.000	0	0	0	0	0	300.000
404	07	01	00	Equipos científicos y de laboratorio	300.000	0	0	0	0	0	300.000
				Totales	**41.713.746**	**0**	**0**	**8.867.920**	**0**	**0**	**50.581.666**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540149003 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED HOSPITALARIA

UNIDAD DE MEDIDA: CONSULTA **META:** 2.092.370

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**278.442.387**	**0**	**0**	**57.497.232**	**0**	**0**	**335.939.619**
401	01	00	00	Sueldos, salarios y otras retribuciones	175.593.621	0	0	0	0	0	175.593.621
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	16.711.168	0	0	0	0	0	16.711.168
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	41.667.420	0	0	0	0	0	41.667.420
401	01	03	00	Suplencias a empleados	1.790.925	0	0	0	0	0	1.790.925
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.344.141	0	0	0	0	0	1.344.141
401	01	11	00	Salarios a obreros en puestos permanentes a tiempo parcial	46.079.288	0	0	0	0	0	46.079.288
401	01	12	00	Salarios a obreros en puestos no permanentes	32.973.262	0	0	0	0	0	32.973.262
401	01	13	00	Suplencias a obreros	1.185.585	0	0	0	0	0	1.185.585
401	01	18	00	Remuneraciones al personal contratado	33.841.832	0	0	0	0	0	33.841.832
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	13.339.713	0	0	0	0	0	13.339.713
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.506.836	0	0	0	0	0	1.506.836
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	7.297.167	0	0	0	0	0	7.297.167
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	234.960	0	0	0	0	0	234.960
401	02	04	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo parcial	4.300.750	0	0	0	0	0	4.300.750
401	03	00	00	Primas	8.824.755	0	0	0	0	0	8.824.755
401	03	02	00	Primas de transporte a empleados	300.000	0	0	0	0	0	300.000
401	03	03	00	Primas por hogar a empleados	36.000	0	0	0	0	0	36.000
401	03	04	00	Primas por hijos a empleados	90.000	0	0	0	0	0	90.000
401	03	08	00	Primas de profesionalización a empleados	1.800.000	0	0	0	0	0	1.800.000
401	03	09	00	Primas por antigüedad a empleados	294.098	0	0	0	0	0	294.098
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	275.281	0	0	0	0	0	275.281
401	03	17	00	Primas de transporte a obreros	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540149003 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED HOSPITALARIA

UNIDAD DE MEDIDA: CONSULTA **META:** 2.092.370

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	18	00	Primas por hogar a obreros	33.000	0	0	0	0	0	33.000
401	03	19	00	Primas por hijos de obreros	60.000	0	0	0	0	0	60.000
401	03	21	00	Primas por antigüedad a obreros	210.000	0	0	0	0	0	210.000
401	03	22	00	Primas de profesionalización a obreros	431.466	0	0	0	0	0	431.466
401	03	40	00	Primas de profesionalización al personal contratado	1.332.000	0	0	0	0	0	1.332.000
401	03	47	00	Primas al personal de alto nivel y de dirección	177.600	0	0	0	0	0	177.600
401	03	95	00	Otras primas al personal de alto nivel y de dirección	35.310	0	0	0	0	0	35.310
401	03	97	00	Otras primas a empleados	1.800.000	0	0	0	0	0	1.800.000
401	03	98	00	Otras primas a obreros	1.800.000	0	0	0	0	0	1.800.000
401	04	00	00	Complementos de sueldos y salarios	51.894.685	0	0	0	0	0	51.894.685
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	916.140	0	0	0	0	0	916.140
401	04	02	00	Complemento a empleados por trabajo nocturno	4.200.000	0	0	0	0	0	4.200.000
401	04	04	00	Complemento a empleados por gastos de transporte	300.000	0	0	0	0	0	300.000
401	04	08	00	Bono compensatorio de alimentación a empleados	8.687.844	0	0	0	0	0	8.687.844
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	761.148	0	0	0	0	0	761.148
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.248.000	0	0	0	0	0	1.248.000
401	04	16	00	Complemento a obreros por gastos de alimentación	100.000	0	0	0	0	0	100.000
401	04	18	00	Bono compensatorio de alimentación a obreros	7.316.408	0	0	0	0	0	7.316.408
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.269.450	0	0	0	0	0	1.269.450
401	04	26	00	Bono compensatorio de alimentación al personal contratado	12.202.344	0	0	0	0	0	12.202.344
401	04	28	00	Complemento al personal contratado por días feriados	360.000	0	0	0	0	0	360.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	115.588	0	0	0	0	0	115.588
401	04	96	00	Otros complementos a empleados	3.000.000	0	0	0	0	0	3.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540149003 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED HOSPITALARIA

UNIDAD DE MEDIDA: CONSULTA **META:** 2.092.370

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	97	00	Otros complementos a obreros	3.417.763	0	0	0	0	0	3.417.763
401	04	98	00	Otros complementos al personal contratado	8.000.000	0	0	0	0	0	8.000.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.494.996	0	0	57.497.232	0	0	62.992.228
401	05	01	00	Aguinaldos a empleados	0	0	0	17.669.526	0	0	17.669.526
401	05	03	00	Bono vacacional a empleados	2.844.000	0	0	0	0	0	2.844.000
401	05	04	00	Aguinaldos a obreros	0	0	0	15.055.229	0	0	15.055.229
401	05	06	00	Bono vacacional a obreros	1.200.000	0	0	0	0	0	1.200.000
401	05	07	00	Aguinaldos al personal contratado	0	0	0	24.230.064	0	0	24.230.064
401	05	08	00	Bono vacacional al personal contratado	1.332.596	0	0	0	0	0	1.332.596
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	0	0	0	542.413	0	0	542.413
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	118.400	0	0	0	0	0	118.400
401	06	00	00	Aportes patronales y legales	12.624.267	0	0	0	0	0	12.624.267
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.338.375	0	0	0	0	0	2.338.375
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	425.159	0	0	0	0	0	425.159
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	425.159	0	0	0	0	0	425.159
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.796.062	0	0	0	0	0	2.796.062
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	381.281	0	0	0	0	0	381.281
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	508.375	0	0	0	0	0	508.375
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.268.893	0	0	0	0	0	4.268.893
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	776.162	0	0	0	0	0	776.162
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	84.342	0	0	0	0	0	84.342
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	23.002	0	0	0	0	0	23.002

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540149003 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED HOSPITALARIA

UNIDAD DE MEDIDA: CONSULTA **META:** 2.092.370

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	15.335	0	0	0	0	0	15.335
401	06	95	00	Otros aportes legales por personal contratado	582.122	0	0	0	0	0	582.122
401	07	00	00	Asistencia socio-económica	4.037.039	0	0	0	0	0	4.037.039
401	07	01	00	Capacitación y adiestramiento a empleados	75.000	0	0	0	0	0	75.000
401	07	02	00	Becas a empleados	180.000	0	0	0	0	0	180.000
401	07	03	00	Ayudas por matrimonio a empleados	48.000	0	0	0	0	0	48.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	60.000	0	0	0	0	0	60.000
401	07	05	00	Ayudas por defunción a empleados	30.000	0	0	0	0	0	30.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	812.703	0	0	0	0	0	812.703
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	83.000	0	0	0	0	0	83.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	65.000	0	0	0	0	0	65.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.170.000	0	0	0	0	0	1.170.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	120.000	0	0	0	0	0	120.000
401	07	17	00	Capacitación y adiestramiento a obreros	30.000	0	0	0	0	0	30.000
401	07	18	00	Becas a obreros	96.000	0	0	0	0	0	96.000
401	07	19	00	Ayudas por matrimonio de obreros	60.000	0	0	0	0	0	60.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	30.000	0	0	0	0	0	30.000
401	07	21	00	Ayudas por defunción a obreros	12.000	0	0	0	0	0	12.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	239.835	0	0	0	0	0	239.835
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	39.900	0	0	0	0	0	39.900
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	570.000	0	0	0	0	0	570.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	238.926	0	0	0	0	0	238.926

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540149003 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED HOSPITALARIA

UNIDAD DE MEDIDA: CONSULTA **META:** 2.092.370

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	76.675	0	0	0	0	0	76.675
401	08	00	00	Prestaciones sociales e indemnizaciones	6.595.811	0	0	0	0	0	6.595.811
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.468.020	0	0	0	0	0	6.468.020
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	127.791	0	0	0	0	0	127.791
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	37.500	0	0	0	0	0	37.500
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	37.500	0	0	0	0	0	37.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.952.732**	**0**	**0**	**0**	**0**	**0**	**17.952.732**
402	01	00	00	Productos alimenticios y agropecuarios	1.250.000	0	0	0	0	0	1.250.000
402	01	01	00	Alimentos y bebidas para personas	1.250.000	0	0	0	0	0	1.250.000
402	03	00	00	Textiles y vestuarios	300.000	0	0	0	0	0	300.000
402	03	01	00	Textiles	150.000	0	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	150.000	0	0	0	0	0	150.000
402	06	00	00	Productos químicos y derivados	13.082.732	0	0	0	0	0	13.082.732
402	06	04	00	Productos farmacéuticos y medicamentos	12.482.732	0	0	0	0	0	12.482.732
402	06	99	00	Otros productos de la industria química y conexos	600.000	0	0	0	0	0	600.000
402	08	00	00	Productos metálicos	180.000	0	0	0	0	0	180.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	30.000	0	0	0	0	0	30.000
402	08	10	00	Repuestos y accesorios para otros equipos	150.000	0	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	3.140.000	0	0	0	0	0	3.140.000
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	0	200.000
402	10	03	00	Utensilios de cocina y comedor	40.000	0	0	0	0	0	40.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.400.000	0	0	0	0	0	2.400.000
402	10	08	00	Materiales para equipos de computación	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540149003 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED HOSPITALARIA

UNIDAD DE MEDIDA: CONSULTA **META:** 2.092.370

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	150.000	0	0	0	0	0	150.000
402	10	12	00	Materiales para instalaciones sanitarias	150.000	0	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.754.400**	**0**	**0**	**0**	**0**	**0**	**1.754.400**
403	06	00	00	Servicios de transporte y almacenaje	50.000	0	0	0	0	0	50.000
403	06	01	00	Fletes y embalajes	50.000	0	0	0	0	0	50.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	700.000	0	0	0	0	0	700.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	400.000	0	0	0	0	0	400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	854.400	0	0	0	0	0	854.400
403	18	01	00	Impuesto al valor agregado	854.400	0	0	0	0	0	854.400
403	99	00	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000
403	99	01	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000
404	**00**	**00**	**00**	**Activos reales**	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**
404	01	00	00	Repuestos y reparaciones mayores	450.000	0	0	0	0	0	450.000
404	01	01	00	Repuestos mayores	150.000	0	0	0	0	0	150.000
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	150.000	0	0	0	0	0	150.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	300.000	0	0	0	0	0	300.000
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	150.000	0	0	0	0	0	150.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	150.000	0	0	0	0	0	150.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
404	07	01	00	Equipos científicos y de laboratorio	150.000	0	0	0	0	0	150.000
				Totales	**298.749.519**	**0**	**0**	**57.497.232**	**0**	**0**	**356.246.751**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540149004 FORMACION ,CAPACITACION Y ADIESTRAMIENTO AL TALENTO HUMANO

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 800

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**166.400**	**0**	**0**	**0**	**0**	**0**	**166.400**
402	01	00	00	Productos alimenticios y agropecuarios	34.400	0	0	0	0	0	34.400
402	01	01	00	Alimentos y bebidas para personas	34.400	0	0	0	0	0	34.400
402	05	00	00	Productos de papel, cartón e impresos	54.000	0	0	0	0	0	54.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	0	30.000
402	05	05	00	Material de enseñanza	24.000	0	0	0	0	0	24.000
402	06	00	00	Productos químicos y derivados	24.000	0	0	0	0	0	24.000
402	06	03	00	Tintas, pinturas y colorantes	24.000	0	0	0	0	0	24.000
402	10	00	00	Productos varios y útiles diversos	54.000	0	0	0	0	0	54.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	21.000	0	0	0	0	0	21.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	23.000	0	0	0	0	0	23.000
403	**00**	**00**	**00**	**Servicios no personales**	**251.728**	**0**	**0**	**0**	**0**	**0**	**251.728**
403	07	00	00	Servicios de información, impresión y relaciones públicas	47.600	0	0	0	0	0	47.600
403	07	02	00	Imprenta y reproducción	27.600	0	0	0	0	0	27.600
403	07	04	00	Avisos	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	25.400	0	0	0	0	0	25.400
403	09	01	00	Viáticos y pasajes dentro del país	25.400	0	0	0	0	0	25.400
403	10	00	00	Servicios profesionales y técnicos	120.000	0	0	0	0	0	120.000
403	10	07	00	Servicios de capacitación y adiestramiento	120.000	0	0	0	0	0	120.000
403	18	00	00	Impuestos indirectos	58.728	0	0	0	0	0	58.728
403	18	01	00	Impuesto al valor agregado	58.728	0	0	0	0	0	58.728
404	**00**	**00**	**00**	**Activos reales**	**130.000**	**0**	**0**	**0**	**0**	**0**	**130.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	40.000	0	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119480 540149000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL Y DE CALIDAD A TODOS LOS USUARIOS QUE ASISTEN A LOS CENTROS QUE COMPONEN LA RED ASISTENCIAL DE SALUD DEL ESTADO MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.415.631

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD DEL ESTADO MIRANDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540149004 FORMACION ,CAPACITACION Y ADIESTRAMIENTO AL TALENTO HUMANO

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 800

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	01	00	Equipos científicos y de laboratorio	40.000	0	0	0	0	0	40.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	90.000	0	0	0	0	0	90.000
404	09	01	00	Mobiliario y equipos de oficina	45.000	0	0	0	0	0	45.000
404	09	02	00	Equipos de computación	45.000	0	0	0	0	0	45.000
				Totales	**548.128**	0	0	0	0	0	**548.128**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119391 540150000 FORTALECIMIENTO DE LA GESTIÓN DE LAS DEPENDENCIAS ESTADALES DE SALUD PARA EL ADECUADO FUNCIONAMIENTO DE LA RED AMBULATORIA CONVENCIONAL (AMBULATORIOS URBANOS TIPO II Y III) HACIENDO ÉNFASIS EN EL MODELO DE ATENCIÓN DE LA SALUD INTEGRAL.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LAS DEPENDENCIAS ESTADALES DE SALUD PARA EL ADECUADO FUNCIONAMIENTO, CONTROL Y ORGANIZACIÓN DE LA RED AMBULATORIA ESPECIALIZADA (AMBULATORIOS URBANOS TIPO II Y III Y CENTROS DE ESPECIALIDADES) HACIENDO ÉNFASIS EN EL MODELO DE ATENCIÓN DE LA SALUD INTEGRAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.241

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL RED AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**25.353**	**0**	**0**	**0**	**0**	**0**	**25.353**
401	01	00	00	Sueldos, salarios y otras retribuciones	13.727	0	0	0	0	0	13.727
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	13.727	0	0	0	0	0	13.727
401	04	00	00	Complementos de sueldos y salarios	3.929	0	0	0	0	0	3.929
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.929	0	0	0	0	0	3.929
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.766	0	0	0	0	0	3.766
401	05	07	00	Aguinaldos al personal contratado	3.499	0	0	0	0	0	3.499
401	05	08	00	Bono vacacional al personal contratado	267	0	0	0	0	0	267
401	06	00	00	Aportes patronales y legales	1.744	0	0	0	0	0	1.744
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.236	0	0	0	0	0	1.236
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	233	0	0	0	0	0	233
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	275	0	0	0	0	0	275
401	08	00	00	Prestaciones sociales e indemnizaciones	2.187	0	0	0	0	0	2.187
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.187	0	0	0	0	0	2.187
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.644.162**	**0**	**0**	**0**	**0**	**0**	**10.644.162**
402	06	00	00	Productos químicos y derivados	5.246.257	0	0	0	0	0	5.246.257
402	06	04	00	Productos farmacéuticos y medicamentos	5.100.000	0	0	0	0	0	5.100.000
402	06	08	00	Productos plásticos	22.854	0	0	0	0	0	22.854
402	06	99	00	Otros productos de la industria química y conexos	123.403	0	0	0	0	0	123.403
402	07	00	00	Productos minerales no metálicos	9.569	0	0	0	0	0	9.569
402	07	02	00	Vidrios y productos de vidrio	9.569	0	0	0	0	0	9.569
402	08	00	00	Productos metálicos	24.388	0	0	0	0	0	24.388
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	24.388	0	0	0	0	0	24.388
402	10	00	00	Productos varios y útiles diversos	5.363.948	0	0	0	0	0	5.363.948
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.823.208	0	0	0	0	0	4.823.208
402	10	11	00	Materiales eléctricos	7.811	0	0	0	0	0	7.811

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119391 540150000 FORTALECIMIENTO DE LA GESTIÓN DE LAS DEPENDENCIAS ESTADALES DE SALUD PARA EL ADECUADO FUNCIONAMIENTO DE LA RED AMBULATORIA CONVENCIONAL (AMBULATORIOS URBANOS TIPO II Y III) HACIENDO ÉNFASIS EN EL MODELO DE ATENCIÓN DE LA SALUD INTEGRAL.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LAS DEPENDENCIAS ESTADALES DE SALUD PARA EL ADECUADO FUNCIONAMIENTO, CONTROL Y ORGANIZACIÓN DE LA RED AMBULATORIA ESPECIALIZADA (AMBULATORIOS URBANOS TIPO II Y III Y CENTROS DE ESPECIALIDADES) HACIENDO ÉNFASIS EN EL MODELO DE ATENCIÓN DE LA SALUD INTEGRAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.241

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL RED AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	13	00	Materiales fotográficos	532.929	0	0	0	0	0	532.929
403	**00**	**00**	**00**	**Servicios no personales**	**6.164.233**	**0**	**0**	**0**	**0**	**0**	**6.164.233**
403	10	00	00	Servicios profesionales y técnicos	55.368	0	0	0	0	0	55.368
403	10	07	00	Servicios de capacitación y adiestramiento	55.368	0	0	0	0	0	55.368
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.671.364	0	0	0	0	0	1.671.364
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.671.364	0	0	0	0	0	1.671.364
403	12	00	00	Conservación y reparaciones menores de obras	3.017.493	0	0	0	0	0	3.017.493
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.017.493	0	0	0	0	0	3.017.493
403	18	00	00	Impuestos indirectos	1.420.008	0	0	0	0	0	1.420.008
403	18	01	00	Impuesto al valor agregado	1.420.008	0	0	0	0	0	1.420.008
404	**00**	**00**	**00**	**Activos reales**	**3.655.770**	**0**	**0**	**0**	**0**	**0**	**3.655.770**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	61.700	0	0	0	0	0	61.700
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	61.700	0	0	0	0	0	61.700
404	05	00	00	Equipos de comunicaciones y de señalamiento	58.728	0	0	0	0	0	58.728
404	05	01	00	Equipos de telecomunicaciones	58.728	0	0	0	0	0	58.728
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	81.392	0	0	0	0	0	81.392
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	81.392	0	0	0	0	0	81.392
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	150.000	0	0	0	0	0	150.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.303.950	0	0	0	0	0	3.303.950
404	09	01	00	Mobiliario y equipos de oficina	2.000.000	0	0	0	0	0	2.000.000
404	09	02	00	Equipos de computación	303.950	0	0	0	0	0	303.950
404	09	03	00	Mobiliario y equipos de alojamiento	1.000.000	0	0	0	0	0	1.000.000
				Totales	**20.489.518**	**0**	**0**	**0**	**0**	**0**	**20.489.518**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119391 540150000 FORTALECIMIENTO DE LA GESTIÓN DE LAS DEPENDENCIAS ESTADALES DE SALUD PARA EL ADECUADO FUNCIONAMIENTO DE LA RED AMBULATORIA CONVENCIONAL (AMBULATORIOS URBANOS TIPO II Y III) HACIENDO ÉNFASIS EN EL MODELO DE ATENCIÓN DE LA SALUD INTEGRAL.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LAS DEPENDENCIAS ESTADALES DE SALUD PARA EL ADECUADO FUNCIONAMIENTO, CONTROL Y ORGANIZACIÓN DE LA RED AMBULATORIA ESPECIALIZADA (AMBULATORIOS URBANOS TIPO II Y III Y CENTROS DE ESPECIALIDADES) HACIENDO ÉNFASIS EN EL MODELO DE ATENCIÓN DE LA SALUD INTEGRAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.241

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL RED AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119391 540150000 FORTALECIMIENTO DE LA GESTIÓN DE LAS DEPENDENCIAS ESTADALES DE SALUD PARA EL ADECUADO FUNCIONAMIENTO DE LA RED AMBULATORIA CONVENCIONAL (AMBULATORIOS URBANOS TIPO II Y III) HACIENDO ÉNFASIS EN EL MODELO DE ATENCIÓN DE LA SALUD INTEGRAL.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LAS DEPENDENCIAS ESTADALES DE SALUD PARA EL ADECUADO FUNCIONAMIENTO, CONTROL Y ORGANIZACIÓN DE LA RED AMBULATORIA ESPECIALIZADA (AMBULATORIOS URBANOS TIPO II Y III Y CENTROS DE ESPECIALIDADES) HACIENDO ÉNFASIS EN EL MODELO DE ATENCIÓN DE LA SALUD INTEGRAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.241

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL RED AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540150001 FORTALECIMIENTO DE LAS DEPENDENCIAS ESTADALES DE SALUD, MEDIANTE EL DESARROLLO DE POLÍTICAS Y ESTRATEGIAS IMPULSADAS DESDE EL ENTE RECTOR DEL MPPS, DIRIGIDAS A MEJORAR LA ADMINISTRACIÓN, ORGANIZACIÓN Y CONTROL DEL FUNCIONAMIENTO DE LA RED AMBULATORIA ESPECIALIZADA, VIGILANDO EL CUMPLIMIENTO DE LA D

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.241

RESPONSABLE/EJECUTOR: MPPS/DIRECCIÓN GENERAL DE LA RED AMBULATORIA ESPECIALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**25.353**	**0**	**0**	**0**	**0**	**0**	**25.353**
401	01	00	00	Sueldos, salarios y otras retribuciones	13.727	0	0	0	0	0	13.727
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	13.727	0	0	0	0	0	13.727
401	04	00	00	Complementos de sueldos y salarios	3.929	0	0	0	0	0	3.929
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.929	0	0	0	0	0	3.929
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.766	0	0	0	0	0	3.766
401	05	07	00	Aguinaldos al personal contratado	3.499	0	0	0	0	0	3.499
401	05	08	00	Bono vacacional al personal contratado	267	0	0	0	0	0	267
401	06	00	00	Aportes patronales y legales	1.744	0	0	0	0	0	1.744
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.236	0	0	0	0	0	1.236
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	233	0	0	0	0	0	233
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	275	0	0	0	0	0	275
401	08	00	00	Prestaciones sociales e indemnizaciones	2.187	0	0	0	0	0	2.187
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.187	0	0	0	0	0	2.187
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.644.162**	**0**	**0**	**0**	**0**	**0**	**10.644.162**
402	06	00	00	Productos químicos y derivados	5.246.257	0	0	0	0	0	5.246.257
402	06	04	00	Productos farmacéuticos y medicamentos	5.100.000	0	0	0	0	0	5.100.000
402	06	08	00	Productos plásticos	22.854	0	0	0	0	0	22.854
402	06	99	00	Otros productos de la industria química y conexos	123.403	0	0	0	0	0	123.403
402	07	00	00	Productos minerales no metálicos	9.569	0	0	0	0	0	9.569

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119391 540150000 FORTALECIMIENTO DE LA GESTIÓN DE LAS DEPENDENCIAS ESTADALES DE SALUD PARA EL ADECUADO FUNCIONAMIENTO DE LA RED AMBULATORIA CONVENCIONAL (AMBULATORIOS URBANOS TIPO II Y III) HACIENDO ÉNFASIS EN EL MODELO DE ATENCIÓN DE LA SALUD INTEGRAL.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LAS DEPENDENCIAS ESTADALES DE SALUD PARA EL ADECUADO FUNCIONAMIENTO, CONTROL Y ORGANIZACIÓN DE LA RED AMBULATORIA ESPECIALIZADA (AMBULATORIOS URBANOS TIPO II Y III Y CENTROS DE ESPECIALIDADES) HACIENDO ÉNFASIS EN EL MODELO DE ATENCIÓN DE LA SALUD INTEGRAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.241

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL RED AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540150001 FORTALECIMIENTO DE LAS DEPENDENCIAS ESTADALES DE SALUD, MEDIANTE EL DESARROLLO DE POLÍTICAS Y ESTRATEGIAS IMPULSADAS DESDE EL ENTE RECTOR DEL MPPS, DIRIGIDAS A MEJORAR LA ADMINISTRACIÓN, ORGANIZACIÓN Y CONTROL DEL FUNCIONAMIENTO DE LA RED AMBULATORIA ESPECIALIZADA, VIGILANDO EL CUMPLIMIENTO DE LA D

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.241

RESPONSABLE/EJECUTOR: MPPS/DIRECCIÓN GENERAL DE LA RED AMBULATORIA ESPECIALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	02	00	Vidrios y productos de vidrio	9.569	0	0	0	0	0	9.569
402	08	00	00	Productos metálicos	24.388	0	0	0	0	0	24.388
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	24.388	0	0	0	0	0	24.388
402	10	00	00	Productos varios y útiles diversos	5.363.948	0	0	0	0	0	5.363.948
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.823.208	0	0	0	0	0	4.823.208
402	10	11	00	Materiales eléctricos	7.811	0	0	0	0	0	7.811
402	10	13	00	Materiales fotográficos	532.929	0	0	0	0	0	532.929
403	**00**	**00**	**00**	**Servicios no personales**	**6.164.233**	**0**	**0**	**0**	**0**	**0**	**6.164.233**
403	10	00	00	Servicios profesionales y técnicos	55.368	0	0	0	0	0	55.368
403	10	07	00	Servicios de capacitación y adiestramiento	55.368	0	0	0	0	0	55.368
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.671.364	0	0	0	0	0	1.671.364
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.671.364	0	0	0	0	0	1.671.364
403	12	00	00	Conservación y reparaciones menores de obras	3.017.493	0	0	0	0	0	3.017.493
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.017.493	0	0	0	0	0	3.017.493
403	18	00	00	Impuestos indirectos	1.420.008	0	0	0	0	0	1.420.008
403	18	01	00	Impuesto al valor agregado	1.420.008	0	0	0	0	0	1.420.008
404	**00**	**00**	**00**	**Activos reales**	**3.655.770**	**0**	**0**	**0**	**0**	**0**	**3.655.770**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	61.700	0	0	0	0	0	61.700
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	61.700	0	0	0	0	0	61.700
404	05	00	00	Equipos de comunicaciones y de señalamiento	58.728	0	0	0	0	0	58.728

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119391 540150000 FORTALECIMIENTO DE LA GESTIÓN DE LAS DEPENDENCIAS ESTADALES DE SALUD PARA EL ADECUADO FUNCIONAMIENTO DE LA RED AMBULATORIA CONVENCIONAL (AMBULATORIOS URBANOS TIPO II Y III) HACIENDO ÉNFASIS EN EL MODELO DE ATENCIÓN DE LA SALUD INTEGRAL.

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN DE LAS DEPENDENCIAS ESTADALES DE SALUD PARA EL ADECUADO FUNCIONAMIENTO, CONTROL Y ORGANIZACIÓN DE LA RED AMBULATORIA ESPECIALIZADA (AMBULATORIOS URBANOS TIPO II Y III Y CENTROS DE ESPECIALIDADES) HACIENDO ÉNFASIS EN EL MODELO DE ATENCIÓN DE LA SALUD INTEGRAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.241

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL RED AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540150001 FORTALECIMIENTO DE LAS DEPENDENCIAS ESTADALES DE SALUD, MEDIANTE EL DESARROLLO DE POLÍTICAS Y ESTRATEGIAS IMPULSADAS DESDE EL ENTE RECTOR DEL MPPS, DIRIGIDAS A MEJORAR LA ADMINISTRACIÓN, ORGANIZACIÓN Y CONTROL DEL FUNCIONAMIENTO DE LA RED AMBULATORIA ESPECIALIZADA, VIGILANDO EL CUMPLIMIENTO DE LA D

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.241

RESPONSABLE/EJECUTOR: MPPS/DIRECCIÓN GENERAL DE LA RED AMBULATORIA ESPECIALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	01	00	Equipos de telecomunicaciones	58.728	0	0	0	0	0	58.728
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	81.392	0	0	0	0	0	81.392
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	81.392	0	0	0	0	0	81.392
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	150.000	0	0	0	0	0	150.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.303.950	0	0	0	0	0	3.303.950
404	09	01	00	Mobiliario y equipos de oficina	2.000.000	0	0	0	0	0	2.000.000
404	09	02	00	Equipos de computación	303.950	0	0	0	0	0	303.950
404	09	03	00	Mobiliario y equipos de alojamiento	1.000.000	0	0	0	0	0	1.000.000
				Totales	**20.489.518**	0	0	0	0	0	**20.489.518**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119439 540151000 CONSOLIDACIÓN DE LA RED DE CLÍNICAS POPULARES EN EL SEGUNDO NIVEL DE ATENCIÓN EN EL MARCO DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN MÉDICA ESPECIALIZADA, DIAGNÓSTICO, TRATAMIENTO E INTERVENCIÓN QUIRÚRGICA AMBULATORIA A LA POBLACIÓN DE LAS ÁREAS DE INFLUENCIA DE LAS CLÍNICAS POPULARES.

UNIDAD DE MEDIDA: PACIENTE **META:** 1.662.991 **FEMENINO:** 814.866 **MASCULINO:** 848.125

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL RED AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.935.734**	**0**	**0**	**0**	**0**	**0**	**20.935.734**
402	01	00	00	Productos alimenticios y agropecuarios	543.478	0	0	0	0	0	543.478
402	01	01	00	Alimentos y bebidas para personas	543.478	0	0	0	0	0	543.478
402	04	00	00	Productos de cuero y caucho	45.346	0	0	0	0	0	45.346
402	04	03	00	Cauchos y tripas para vehículos	45.346	0	0	0	0	0	45.346
402	05	00	00	Productos de papel, cartón e impresos	249.980	0	0	0	0	0	249.980
402	05	01	00	Pulpa de madera, papel y cartón	149.204	0	0	0	0	0	149.204
402	05	03	00	Productos de papel y cartón para oficina	100.776	0	0	0	0	0	100.776
402	06	00	00	Productos químicos y derivados	8.718.045	0	0	0	0	0	8.718.045
402	06	03	00	Tintas, pinturas y colorantes	6.186	0	0	0	0	0	6.186
402	06	04	00	Productos farmacéuticos y medicamentos	8.563.789	0	0	0	0	0	8.563.789
402	06	05	00	Productos de tocador	906	0	0	0	0	0	906
402	06	06	00	Combustibles y lubricantes	1.126	0	0	0	0	0	1.126
402	06	08	00	Productos plásticos	146.038	0	0	0	0	0	146.038
402	08	00	00	Productos metálicos	18.840	0	0	0	0	0	18.840
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	12.390	0	0	0	0	0	12.390
402	08	99	00	Otros productos metálicos	6.450	0	0	0	0	0	6.450
402	10	00	00	Productos varios y útiles diversos	11.360.045	0	0	0	0	0	11.360.045
402	10	02	00	Materiales y útiles de limpieza y aseo	633.161	0	0	0	0	0	633.161
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.437.154	0	0	0	0	0	8.437.154
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	817.694	0	0	0	0	0	817.694
402	10	08	00	Materiales para equipos de computación	779.091	0	0	0	0	0	779.091
402	10	11	00	Materiales eléctricos	169.399	0	0	0	0	0	169.399
402	10	13	00	Materiales fotográficos	523.546	0	0	0	0	0	523.546
403	**00**	**00**	**00**	**Servicios no personales**	**21.812.560**	**0**	**0**	**0**	**0**	**0**	**21.812.560**
403	02	00	00	Alquileres de maquinaria y equipos	254.538	0	0	0	0	0	254.538
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	254.538	0	0	0	0	0	254.538
403	04	00	00	Servicios básicos	971.460	0	0	0	0	0	971.460

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119439 540151000 CONSOLIDACIÓN DE LA RED DE CLÍNICAS POPULARES EN EL SEGUNDO NIVEL DE ATENCIÓN EN EL MARCO DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN MÉDICA ESPECIALIZADA, DIAGNÓSTICO, TRATAMIENTO E INTERVENCIÓN QUIRÚRGICA AMBULATORIA A LA POBLACIÓN DE LAS ÁREAS DE INFLUENCIA DE LAS CLÍNICAS POPULARES.

UNIDAD DE MEDIDA: PACIENTE **META:** 1.662.991 **FEMENINO:** 814.866 **MASCULINO:** 848.125

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL RED AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	01	00	Electricidad	501.322	0	0	0	0	0	501.322
403	04	03	00	Agua	39.010	0	0	0	0	0	39.010
403	04	04	00	Teléfonos	431.128	0	0	0	0	0	431.128
403	06	00	00	Servicios de transporte y almacenaje	66.666	0	0	0	0	0	66.666
403	06	01	00	Fletes y embalajes	36.666	0	0	0	0	0	36.666
403	06	02	00	Almacenaje	20.000	0	0	0	0	0	20.000
403	06	03	00	Estacionamiento	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	311.320	0	0	0	0	0	311.320
403	07	03	00	Relaciones sociales	311.320	0	0	0	0	0	311.320
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	213.940	0	0	0	0	0	213.940
403	08	01	00	Primas y gastos de seguros	213.940	0	0	0	0	0	213.940
403	09	00	00	Viáticos y pasajes	199.424	0	0	0	0	0	199.424
403	09	01	00	Viáticos y pasajes dentro del país	199.424	0	0	0	0	0	199.424
403	10	00	00	Servicios profesionales y técnicos	1.954.061	0	0	0	0	0	1.954.061
403	10	07	00	Servicios de capacitación y adiestramiento	239.088	0	0	0	0	0	239.088
403	10	09	00	Servicios de lavandería y tintorería	578.850	0	0	0	0	0	578.850
403	10	10	00	Servicios de vigilancia	637.689	0	0	0	0	0	637.689
403	10	11	00	Servicios para la elaboración y suministro de comida	498.434	0	0	0	0	0	498.434
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.921.282	0	0	0	0	0	7.921.282
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.394.900	0	0	0	0	0	2.394.900
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.483.022	0	0	0	0	0	3.483.022
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.043.360	0	0	0	0	0	2.043.360
403	12	00	00	Conservación y reparaciones menores de obras	5.199.175	0	0	0	0	0	5.199.175
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.199.175	0	0	0	0	0	5.199.175
403	18	00	00	Impuestos indirectos	4.590.855	0	0	0	0	0	4.590.855
403	18	01	00	Impuesto al valor agregado	4.590.855	0	0	0	0	0	4.590.855
403	99	00	00	Otros servicios no personales	129.839	0	0	0	0	0	129.839

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119439 540151000 CONSOLIDACIÓN DE LA RED DE CLÍNICAS POPULARES EN EL SEGUNDO NIVEL DE ATENCIÓN EN EL MARCO DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN MÉDICA ESPECIALIZADA, DIAGNÓSTICO, TRATAMIENTO E INTERVENCIÓN QUIRÚRGICA AMBULATORIA A LA POBLACIÓN DE LAS ÁREAS DE INFLUENCIA DE LAS CLÍNICAS POPULARES.

UNIDAD DE MEDIDA: PACIENTE **META:** 1.662.991 **FEMENINO:** 814.866 **MASCULINO:** 848.125

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL RED AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	129.839	0	0	0	0	0	129.839
404	**00**	**00**	**00**	**Activos reales**	**17.308.314**	**0**	**0**	**0**	**0**	**0**	**17.308.314**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	204.828	0	0	0	0	0	204.828
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	204.828	0	0	0	0	0	204.828
404	04	00	00	Equipos de transporte, tracción y elevación	2.021.344	0	0	0	0	0	2.021.344
404	04	01	00	Vehículos automotores terrestres	2.021.344	0	0	0	0	0	2.021.344
404	05	00	00	Equipos de comunicaciones y de señalamiento	122.296	0	0	0	0	0	122.296
404	05	01	00	Equipos de telecomunicaciones	122.296	0	0	0	0	0	122.296
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	12.875.179	0	0	0	0	0	12.875.179
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	12.875.179	0	0	0	0	0	12.875.179
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.084.667	0	0	0	0	0	2.084.667
404	09	01	00	Mobiliario y equipos de oficina	251.147	0	0	0	0	0	251.147
404	09	03	00	Mobiliario y equipos de alojamiento	1.833.520	0	0	0	0	0	1.833.520
				Totales	**60.056.608**	**0**	**0**	**0**	**0**	**0**	**60.056.608**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119439 540151000 CONSOLIDACIÓN DE LA RED DE CLÍNICAS POPULARES EN EL SEGUNDO NIVEL DE ATENCIÓN EN EL MARCO DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN MÉDICA ESPECIALIZADA, DIAGNÓSTICO, TRATAMIENTO E INTERVENCIÓN QUIRÚRGICA AMBULATORIA A LA POBLACIÓN DE LAS ÁREAS DE INFLUENCIA DE LAS CLÍNICAS POPULARES.

UNIDAD DE MEDIDA: PACIENTE **META:** 1.662.991 **FEMENINO:** 814.866 **MASCULINO:** 848.125

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL RED AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119439 540151000 CONSOLIDACIÓN DE LA RED DE CLÍNICAS POPULARES EN EL SEGUNDO NIVEL DE ATENCIÓN EN EL MARCO DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN MÉDICA ESPECIALIZADA, DIAGNÓSTICO, TRATAMIENTO E INTERVENCIÓN QUIRÚRGICA AMBULATORIA A LA POBLACIÓN DE LAS ÁREAS DE INFLUENCIA DE LAS CLÍNICAS POPULARES.

UNIDAD DE MEDIDA: PACIENTE **META:** 1.662.991 **FEMENINO:** 814.866 **MASCULINO:** 848.125

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL RED AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540151001 ATENCIÓN MÉDICO QUIRÚRGICA ESPECIALIZADA DE SEGUNDO NIVEL EN LOS SERVICIOS EXISTENTES, EN LA RED DE CLÍNICAS POPULARES A NIVEL ESTADAL, CONTEMPLANDO LA DOTACIÓN DE INSUMOS MÉDICOS QUIRÚRGICOS, EQUIPAMIENTO E INCORPORACIÓN DE PERSONAL MÉDICO ESPECIALIZADO.

UNIDAD DE MEDIDA: PACIENTE **META:** 1.662.991

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RED ESPECIALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.935.734**	**0**	**0**	**0**	**0**	**0**	**20.935.734**
402	01	00	00	Productos alimenticios y agropecuarios	543.478	0	0	0	0	0	543.478
402	01	01	00	Alimentos y bebidas para personas	543.478	0	0	0	0	0	543.478
402	04	00	00	Productos de cuero y caucho	45.346	0	0	0	0	0	45.346
402	04	03	00	Cauchos y tripas para vehículos	45.346	0	0	0	0	0	45.346
402	05	00	00	Productos de papel, cartón e impresos	249.980	0	0	0	0	0	249.980
402	05	01	00	Pulpa de madera, papel y cartón	149.204	0	0	0	0	0	149.204
402	05	03	00	Productos de papel y cartón para oficina	100.776	0	0	0	0	0	100.776
402	06	00	00	Productos químicos y derivados	8.718.045	0	0	0	0	0	8.718.045
402	06	03	00	Tintas, pinturas y colorantes	6.186	0	0	0	0	0	6.186
402	06	04	00	Productos farmacéuticos y medicamentos	8.563.789	0	0	0	0	0	8.563.789
402	06	05	00	Productos de tocador	906	0	0	0	0	0	906
402	06	06	00	Combustibles y lubricantes	1.126	0	0	0	0	0	1.126
402	06	08	00	Productos plásticos	146.038	0	0	0	0	0	146.038
402	08	00	00	Productos metálicos	18.840	0	0	0	0	0	18.840
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	12.390	0	0	0	0	0	12.390
402	08	99	00	Otros productos metálicos	6.450	0	0	0	0	0	6.450
402	10	00	00	Productos varios y útiles diversos	11.360.045	0	0	0	0	0	11.360.045
402	10	02	00	Materiales y útiles de limpieza y aseo	633.161	0	0	0	0	0	633.161
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.437.154	0	0	0	0	0	8.437.154
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	817.694	0	0	0	0	0	817.694
402	10	08	00	Materiales para equipos de computación	779.091	0	0	0	0	0	779.091

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119439 540151000 CONSOLIDACIÓN DE LA RED DE CLÍNICAS POPULARES EN EL SEGUNDO NIVEL DE ATENCIÓN EN EL MARCO DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN MÉDICA ESPECIALIZADA, DIAGNÓSTICO, TRATAMIENTO E INTERVENCIÓN QUIRÚRGICA AMBULATORIA A LA POBLACIÓN DE LAS ÁREAS DE INFLUENCIA DE LAS CLÍNICAS POPULARES.

UNIDAD DE MEDIDA: PACIENTE **META:** 1.662.991 **FEMENINO:** 814.866 **MASCULINO:** 848.125

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL RED AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540151001 ATENCIÓN MÉDICO QUIRÚRGICA ESPECIALIZADA DE SEGUNDO NIVEL EN LOS SERVICIOS EXISTENTES, EN LA RED DE CLÍNICAS POPULARES A NIVEL ESTADAL, CONTEMPLANDO LA DOTACIÓN DE INSUMOS MÉDICOS QUIRÚRGICOS, EQUIPAMIENTO E INCORPORACIÓN DE PERSONAL MÉDICO ESPECIALIZADO.

UNIDAD DE MEDIDA: PACIENTE **META:** 1.662.991

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RED ESPECIALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	169.399	0	0	0	0	0	169.399
402	10	13	00	Materiales fotográficos	523.546	0	0	0	0	0	523.546
403	**00**	**00**	**00**	**Servicios no personales**	**21.812.560**	**0**	**0**	**0**	**0**	0	**21.812.560**
403	02	00	00	Alquileres de maquinaria y equipos	254.538	0	0	0	0	0	254.538
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	254.538	0	0	0	0	0	254.538
403	04	00	00	Servicios básicos	971.460	0	0	0	0	0	971.460
403	04	01	00	Electricidad	501.322	0	0	0	0	0	501.322
403	04	03	00	Agua	39.010	0	0	0	0	0	39.010
403	04	04	00	Teléfonos	431.128	0	0	0	0	0	431.128
403	06	00	00	Servicios de transporte y almacenaje	66.666	0	0	0	0	0	66.666
403	06	01	00	Fletes y embalajes	36.666	0	0	0	0	0	36.666
403	06	02	00	Almacenaje	20.000	0	0	0	0	0	20.000
403	06	03	00	Estacionamiento	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	311.320	0	0	0	0	0	311.320
403	07	03	00	Relaciones sociales	311.320	0	0	0	0	0	311.320
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	213.940	0	0	0	0	0	213.940
403	08	01	00	Primas y gastos de seguros	213.940	0	0	0	0	0	213.940
403	09	00	00	Viáticos y pasajes	199.424	0	0	0	0	0	199.424
403	09	01	00	Viáticos y pasajes dentro del país	199.424	0	0	0	0	0	199.424
403	10	00	00	Servicios profesionales y técnicos	1.954.061	0	0	0	0	0	1.954.061
403	10	07	00	Servicios de capacitación y adiestramiento	239.088	0	0	0	0	0	239.088
403	10	09	00	Servicios de lavandería y tintorería	578.850	0	0	0	0	0	578.850

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119439 540151000 CONSOLIDACIÓN DE LA RED DE CLÍNICAS POPULARES EN EL SEGUNDO NIVEL DE ATENCIÓN EN EL MARCO DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN MÉDICA ESPECIALIZADA, DIAGNÓSTICO, TRATAMIENTO E INTERVENCIÓN QUIRÚRGICA AMBULATORIA A LA POBLACIÓN DE LAS ÁREAS DE INFLUENCIA DE LAS CLÍNICAS POPULARES.

UNIDAD DE MEDIDA: PACIENTE **META:** 1.662.991 **FEMENINO:** 814.866 **MASCULINO:** 848.125

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL RED AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540151001 ATENCIÓN MÉDICO QUIRÚRGICA ESPECIALIZADA DE SEGUNDO NIVEL EN LOS SERVICIOS EXISTENTES, EN LA RED DE CLÍNICAS POPULARES A NIVEL ESTADAL, CONTEMPLANDO LA DOTACIÓN DE INSUMOS MÉDICOS QUIRÚRGICOS, EQUIPAMIENTO E INCORPORACIÓN DE PERSONAL MÉDICO ESPECIALIZADO.

UNIDAD DE MEDIDA: PACIENTE **META:** 1.662.991

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RED ESPECIALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	10	00	Servicios de vigilancia	637.689	0	0	0	0	0	637.689
403	10	11	00	Servicios para la elaboración y suministro de comida	498.434	0	0	0	0	0	498.434
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.921.282	0	0	0	0	0	7.921.282
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.394.900	0	0	0	0	0	2.394.900
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.483.022	0	0	0	0	0	3.483.022
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.043.360	0	0	0	0	0	2.043.360
403	12	00	00	Conservación y reparaciones menores de obras	5.199.175	0	0	0	0	0	5.199.175
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.199.175	0	0	0	0	0	5.199.175
403	18	00	00	Impuestos indirectos	4.590.855	0	0	0	0	0	4.590.855
403	18	01	00	Impuesto al valor agregado	4.590.855	0	0	0	0	0	4.590.855
403	99	00	00	Otros servicios no personales	129.839	0	0	0	0	0	129.839
403	99	01	00	Otros servicios no personales	129.839	0	0	0	0	0	129.839
404	**00**	**00**	**00**	**Activos reales**	**17.308.314**	**0**	**0**	**0**	**0**	0	**17.308.314**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	204.828	0	0	0	0	0	204.828
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	204.828	0	0	0	0	0	204.828
404	04	00	00	Equipos de transporte, tracción y elevación	2.021.344	0	0	0	0	0	2.021.344
404	04	01	00	Vehículos automotores terrestres	2.021.344	0	0	0	0	0	2.021.344
404	05	00	00	Equipos de comunicaciones y de señalamiento	122.296	0	0	0	0	0	122.296
404	05	01	00	Equipos de telecomunicaciones	122.296	0	0	0	0	0	122.296
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	12.875.179	0	0	0	0	0	12.875.179
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	12.875.179	0	0	0	0	0	12.875.179

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119439 540151000 CONSOLIDACIÓN DE LA RED DE CLÍNICAS POPULARES EN EL SEGUNDO NIVEL DE ATENCIÓN EN EL MARCO DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN MÉDICA ESPECIALIZADA, DIAGNÓSTICO, TRATAMIENTO E INTERVENCIÓN QUIRÚRGICA AMBULATORIA A LA POBLACIÓN DE LAS ÁREAS DE INFLUENCIA DE LAS CLÍNICAS POPULARES.

UNIDAD DE MEDIDA: PACIENTE **META:** 1.662.991 **FEMENINO:** 814.866 **MASCULINO:** 848.125

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL RED AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540151001 ATENCIÓN MÉDICO QUIRÚRGICA ESPECIALIZADA DE SEGUNDO NIVEL EN LOS SERVICIOS EXISTENTES, EN LA RED DE CLÍNICAS POPULARES A NIVEL ESTADAL, CONTEMPLANDO LA DOTACIÓN DE INSUMOS MÉDICOS QUIRÚRGICOS, EQUIPAMIENTO E INCORPORACIÓN DE PERSONAL MÉDICO ESPECIALIZADO.

UNIDAD DE MEDIDA: PACIENTE **META:** 1.662.991

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RED ESPECIALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.084.667	0	0	0	0	0	2.084.667
404	09	01	00	Mobiliario y equipos de oficina	251.147	0	0	0	0	0	251.147
404	09	03	00	Mobiliario y equipos de alojamiento	1.833.520	0	0	0	0	0	1.833.520
				Totales	**60.056.608**	**0**	**0**	**0**	**0**	0	**60.056.608**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA

META: 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**213.182.472**	**0**	**0**	**46.754.565**	**0**	**0**	**259.937.037**
401	01	00	00	Sueldos, salarios y otras retribuciones	109.016.817	0	0	0	0	0	109.016.817
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	49.237.290	0	0	0	0	0	49.237.290
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	377.637	0	0	0	0	0	377.637
401	01	03	00	Suplencias a empleados	4.047.343	0	0	0	0	0	4.047.343
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	28.393.225	0	0	0	0	0	28.393.225
401	01	12	00	Salarios a obreros en puestos no permanentes	3.654.588	0	0	0	0	0	3.654.588
401	01	13	00	Suplencias a obreros	8.236.905	0	0	0	0	0	8.236.905
401	01	18	00	Remuneraciones al personal contratado	12.199.582	0	0	0	0	0	12.199.582
401	01	99	00	Otras retribuciones	2.870.247	0	0	0	0	0	2.870.247
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	25.285.213	0	0	0	0	0	25.285.213
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	6.595.552	0	0	0	0	0	6.595.552
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	22.299	0	0	0	0	0	22.299
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	18.667.362	0	0	0	0	0	18.667.362
401	03	00	00	Primas	12.074.910	0	0	0	0	0	12.074.910
401	03	02	00	Primas de transporte a empleados	606.132	0	0	0	0	0	606.132
401	03	04	00	Primas por hijos a empleados	283.956	0	0	0	0	0	283.956
401	03	08	00	Primas de profesionalización a empleados	2.060.702	0	0	0	0	0	2.060.702
401	03	09	00	Primas por antigüedad a empleados	360.719	0	0	0	0	0	360.719
401	03	17	00	Primas de transporte a obreros	611.096	0	0	0	0	0	611.096
401	03	19	00	Primas por hijos de obreros	121.508	0	0	0	0	0	121.508
401	03	21	00	Primas por antigüedad a obreros	370.851	0	0	0	0	0	370.851
401	03	97	00	Otras primas a empleados	7.587.660	0	0	0	0	0	7.587.660
401	03	98	00	Otras primas a obreros	72.286	0	0	0	0	0	72.286
401	04	00	00	Complementos de sueldos y salarios	28.744.343	0	0	0	0	0	28.744.343
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	210.576	0	0	0	0	0	210.576
401	04	02	00	Complemento a empleados por trabajo nocturno	8.721.489	0	0	0	0	0	8.721.489
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	62.211	0	0	0	0	0	62.211

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	4.137.691	0	0	0	0	0	4.137.691
401	04	16	00	Complemento a obreros por gastos de alimentación	146.047	0	0	0	0	0	146.047
401	04	96	00	Otros complementos a empleados	7.797.889	0	0	0	0	0	7.797.889
401	04	97	00	Otros complementos a obreros	3.364.460	0	0	0	0	0	3.364.460
401	04	98	00	Otros complementos al personal contratado	4.303.980	0	0	0	0	0	4.303.980
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	14.784.623	0	0	46.754.565	0	0	61.539.188
401	05	01	00	Aguinaldos a empleados	0	0	0	21.854.058	0	0	21.854.058
401	05	03	00	Bono vacacional a empleados	8.024.863	0	0	0	0	0	8.024.863
401	05	04	00	Aguinaldos a obreros	0	0	0	19.068.011	0	0	19.068.011
401	05	06	00	Bono vacacional a obreros	5.500.379	0	0	0	0	0	5.500.379
401	05	07	00	Aguinaldos al personal contratado	0	0	0	5.832.496	0	0	5.832.496
401	05	08	00	Bono vacacional al personal contratado	1.259.381	0	0	0	0	0	1.259.381
401	06	00	00	Aportes patronales y legales	8.033.538	0	0	0	0	0	8.033.538
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.176.616	0	0	0	0	0	3.176.616
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.042.377	0	0	0	0	0	1.042.377
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	693.477	0	0	0	0	0	693.477
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	678.823	0	0	0	0	0	678.823
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.513.216	0	0	0	0	0	1.513.216
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	568.583	0	0	0	0	0	568.583
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	360.446	0	0	0	0	0	360.446
401	07	00	00	Asistencia socio-económica	11.772.979	0	0	0	0	0	11.772.979
401	07	02	00	Becas a empleados	262.100	0	0	0	0	0	262.100
401	07	03	00	Ayudas por matrimonio a empleados	147.800	0	0	0	0	0	147.800
401	07	04	00	Ayudas por nacimiento de hijos a empleados	29.000	0	0	0	0	0	29.000
401	07	05	00	Ayudas por defunción a empleados	5.000	0	0	0	0	0	5.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.722.000	0	0	0	0	0	2.722.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	571.676	0	0	0	0	0	571.676
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus	497.000	0	0	0	0	0	497.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA

META: 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				hijos							
401	07	10	00	Dotación de uniformes a empleados	607.200	0	0	0	0	0	607.200
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	235.400	0	0	0	0	0	235.400
401	07	18	00	Becas a obreros	438.000	0	0	0	0	0	438.000
401	07	19	00	Ayudas por matrimonio de obreros	39.600	0	0	0	0	0	39.600
401	07	20	00	Ayudas por nacimiento de hijos de obreros	39.600	0	0	0	0	0	39.600
401	07	21	00	Ayudas por defunción a obreros	12.000	0	0	0	0	0	12.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.188.987	0	0	0	0	0	1.188.987
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	113.000	0	0	0	0	0	113.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	284.940	0	0	0	0	0	284.940
401	07	26	00	Dotación de uniformes a obreros	596.400	0	0	0	0	0	596.400
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	128.700	0	0	0	0	0	128.700
401	07	33	00	Asistencia socio-económica al personal contratado	1.484.576	0	0	0	0	0	1.484.576
401	07	96	00	Otras subvenciones a empleados	1.248.000	0	0	0	0	0	1.248.000
401	07	97	00	Otras subvenciones a obreros	1.122.000	0	0	0	0	0	1.122.000
401	08	00	00	Prestaciones sociales e indemnizaciones	3.470.049	0	0	0	0	0	3.470.049
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.470.049	0	0	0	0	0	3.470.049
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.823.701**	**0**	**0**	**0**	**0**	**0**	**20.823.701**
402	01	00	00	Productos alimenticios y agropecuarios	3.170.272	0	0	0	0	0	3.170.272
402	01	01	00	Alimentos y bebidas para personas	3.170.272	0	0	0	0	0	3.170.272
402	02	00	00	Productos de minas, canteras y yacimientos	11.000	0	0	0	0	0	11.000
402	02	05	00	Piedra, arcilla, arena y tierra	11.000	0	0	0	0	0	11.000
402	03	00	00	Textiles y vestuarios	86.900	0	0	0	0	0	86.900
402	03	01	00	Textiles	27.500	0	0	0	0	0	27.500
402	03	02	00	Prendas de vestir	59.400	0	0	0	0	0	59.400
402	04	00	00	Productos de cuero y caucho	117.477	0	0	0	0	0	117.477
402	04	03	00	Cauchos y tripas para vehículos	117.477	0	0	0	0	0	117.477
402	05	00	00	Productos de papel, cartón e impresos	261.904	0	0	0	0	0	261.904

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA

META: 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	19.153	0	0	0	0	0	19.153
402	05	02	00	Envases y cajas de papel y cartón	11.220	0	0	0	0	0	11.220
402	05	03	00	Productos de papel y cartón para oficina	75.746	0	0	0	0	0	75.746
402	05	05	00	Material de enseñanza	102	0	0	0	0	0	102
402	05	06	00	Productos de papel y cartón para computación	11.000	0	0	0	0	0	11.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	144.683	0	0	0	0	0	144.683
402	06	00	00	Productos químicos y derivados	6.857.573	0	0	0	0	0	6.857.573
402	06	01	00	Sustancias químicas y de uso industrial	18.700	0	0	0	0	0	18.700
402	06	03	00	Tintas, pinturas y colorantes	78.652	0	0	0	0	0	78.652
402	06	04	00	Productos farmacéuticos y medicamentos	4.794.207	0	0	0	0	0	4.794.207
402	06	06	00	Combustibles y lubricantes	81.400	0	0	0	0	0	81.400
402	06	08	00	Productos plásticos	40.040	0	0	0	0	0	40.040
402	06	99	00	Otros productos de la industria química y conexos	1.844.574	0	0	0	0	0	1.844.574
402	07	00	00	Productos minerales no metálicos	11.746	0	0	0	0	0	11.746
402	07	02	00	Vidrios y productos de vidrio	4.950	0	0	0	0	0	4.950
402	07	04	00	Cemento, cal y yeso	6.796	0	0	0	0	0	6.796
402	08	00	00	Productos metálicos	305.859	0	0	0	0	0	305.859
402	08	01	00	Productos primarios de hierro y acero	4.213	0	0	0	0	0	4.213
402	08	02	00	Productos de metales no ferrosos	1.016	0	0	0	0	0	1.016
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	53.900	0	0	0	0	0	53.900
402	08	04	00	Productos metálicos estructurales	616	0	0	0	0	0	616
402	08	09	00	Repuestos y accesorios para equipos de transporte	192.970	0	0	0	0	0	192.970
402	08	10	00	Repuestos y accesorios para otros equipos	53.144	0	0	0	0	0	53.144
402	10	00	00	Productos varios y útiles diversos	9.994.590	0	0	0	0	0	9.994.590
402	10	02	00	Materiales y útiles de limpieza y aseo	422.312	0	0	0	0	0	422.312
402	10	03	00	Utensilios de cocina y comedor	22.000	0	0	0	0	0	22.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	9.049.011	0	0	0	0	0	9.049.011
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	123.080	0	0	0	0	0	123.080

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	169.200	0	0	0	0	0	169.200
402	10	08	00	Materiales para equipos de computación	69.567	0	0	0	0	0	69.567
402	10	11	00	Materiales eléctricos	94.540	0	0	0	0	0	94.540
402	10	12	00	Materiales para instalaciones sanitarias	28.160	0	0	0	0	0	28.160
402	10	99	00	Otros productos y útiles diversos	16.720	0	0	0	0	0	16.720
402	99	00	00	Otros materiales y suministros	6.380	0	0	0	0	0	6.380
402	99	01	00	Otros materiales y suministros	6.380	0	0	0	0	0	6.380
403	**00**	**00**	**00**	**Servicios no personales**	**3.213.791**	**0**	**0**	**0**	**0**	**0**	**3.213.791**
403	02	00	00	Alquileres de maquinaria y equipos	1.100	0	0	0	0	0	1.100
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	1.100	0	0	0	0	0	1.100
403	04	00	00	Servicios básicos	8.800	0	0	0	0	0	8.800
403	04	02	00	Gas	8.800	0	0	0	0	0	8.800
403	06	00	00	Servicios de transporte y almacenaje	2.750	0	0	0	0	0	2.750
403	06	01	00	Fletes y embalajes	2.750	0	0	0	0	0	2.750
403	07	00	00	Servicios de información, impresión y relaciones públicas	60.978	0	0	0	0	0	60.978
403	07	02	00	Imprenta y reproducción	38.978	0	0	0	0	0	38.978
403	07	03	00	Relaciones sociales	22.000	0	0	0	0	0	22.000
403	09	00	00	Viáticos y pasajes	542.859	0	0	0	0	0	542.859
403	09	01	00	Viáticos y pasajes dentro del país	542.859	0	0	0	0	0	542.859
403	10	00	00	Servicios profesionales y técnicos	86.839	0	0	0	0	0	86.839
403	10	07	00	Servicios de capacitación y adiestramiento	75.399	0	0	0	0	0	75.399
403	10	99	00	Otros servicios profesionales y técnicos	11.440	0	0	0	0	0	11.440
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	797.330	0	0	0	0	0	797.330
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	25.878	0	0	0	0	0	25.878
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	361.680	0	0	0	0	0	361.680
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	334.950	0	0	0	0	0	334.950
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	61.050	0	0	0	0	0	61.050

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	13.772	0	0	0	0	0	13.772
403	12	00	00	Conservación y reparaciones menores de obras	46.024	0	0	0	0	0	46.024
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	46.024	0	0	0	0	0	46.024
403	18	00	00	Impuestos indirectos	1.666.231	0	0	0	0	0	1.666.231
403	18	01	00	Impuesto al valor agregado	1.666.231	0	0	0	0	0	1.666.231
403	99	00	00	Otros servicios no personales	880	0	0	0	0	0	880
403	99	01	00	Otros servicios no personales	880	0	0	0	0	0	880
				Totales	**237.219.964**	0	0	**46.754.565**	0	0	**283.974.529**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA

META: 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540152001 ATENCIÓN INTEGRAL EN SALUD PREVENTIVA A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 161.544

RESPONSABLE/EJECUTOR: RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**29.027.947**	**0**	**0**	**4.397.061**	**0**	**0**	**33.425.008**
401	01	00	00	Sueldos, salarios y otras retribuciones	17.454.097	0	0	0	0	0	17.454.097
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.096.043	0	0	0	0	0	7.096.043
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	45.700	0	0	0	0	0	45.700
401	01	03	00	Suplencias a empleados	809.760	0	0	0	0	0	809.760
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.309.408	0	0	0	0	0	3.309.408
401	01	12	00	Salarios a obreros en puestos no permanentes	1.681.478	0	0	0	0	0	1.681.478
401	01	13	00	Suplencias a obreros	1.521.186	0	0	0	0	0	1.521.186
401	01	18	00	Remuneraciones al personal contratado	2.425.904	0	0	0	0	0	2.425.904
401	01	99	00	Otras retribuciones	564.618	0	0	0	0	0	564.618
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.187.442	0	0	0	0	0	2.187.442
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	635.496	0	0	0	0	0	635.496
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	13.781	0	0	0	0	0	13.781
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.538.165	0	0	0	0	0	1.538.165
401	03	00	00	Primas	2.479.164	0	0	0	0	0	2.479.164
401	03	02	00	Primas de transporte a empleados	62.710	0	0	0	0	0	62.710
401	03	04	00	Primas por hijos a empleados	18.168	0	0	0	0	0	18.168
401	03	08	00	Primas de profesionalización a empleados	241.847	0	0	0	0	0	241.847
401	03	09	00	Primas por antigüedad a empleados	35.746	0	0	0	0	0	35.746
401	03	17	00	Primas de transporte a obreros	62.145	0	0	0	0	0	62.145
401	03	19	00	Primas por hijos de obreros	14.278	0	0	0	0	0	14.278
401	03	21	00	Primas por antigüedad a obreros	39.734	0	0	0	0	0	39.734
401	03	97	00	Otras primas a empleados	1.996.994	0	0	0	0	0	1.996.994

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540152001 ATENCIÓN INTEGRAL EN SALUD PREVENTIVA A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 161.544

RESPONSABLE/EJECUTOR: RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	98	00	Otras primas a obreros	7.542	0	0	0	0	0	7.542
401	04	00	00	Complementos de sueldos y salarios	2.955.520	0	0	0	0	0	2.955.520
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	61.632	0	0	0	0	0	61.632
401	04	02	00	Complemento a empleados por trabajo nocturno	746.169	0	0	0	0	0	746.169
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	62.211	0	0	0	0	0	62.211
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	300.020	0	0	0	0	0	300.020
401	04	16	00	Complemento a obreros por gastos de alimentación	4.383	0	0	0	0	0	4.383
401	04	96	00	Otros complementos a empleados	1.234.052	0	0	0	0	0	1.234.052
401	04	97	00	Otros complementos a obreros	225.391	0	0	0	0	0	225.391
401	04	98	00	Otros complementos al personal contratado	321.662	0	0	0	0	0	321.662
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.528.434	0	0	4.397.061	0	0	5.925.495
401	05	01	00	Aguinaldos a empleados	0	0	0	2.056.197	0	0	2.056.197
401	05	03	00	Bono vacacional a empleados	783.296	0	0	0	0	0	783.296
401	05	04	00	Aguinaldos a obreros	0	0	0	1.059.155	0	0	1.059.155
401	05	06	00	Bono vacacional a obreros	348.390	0	0	0	0	0	348.390
401	05	07	00	Aguinaldos al personal contratado	0	0	0	1.281.709	0	0	1.281.709
401	05	08	00	Bono vacacional al personal contratado	396.748	0	0	0	0	0	396.748
401	06	00	00	Aportes patronales y legales	986.650	0	0	0	0	0	986.650
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	316.943	0	0	0	0	0	316.943
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	89.154	0	0	0	0	0	89.154
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	65.076	0	0	0	0	0	65.076
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	50.422	0	0	0	0	0	50.422
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	166.909	0	0	0	0	0	166.909

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540152001 ATENCIÓN INTEGRAL EN SALUD PREVENTIVA A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 161.544

RESPONSABLE/EJECUTOR: RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	261.056	0	0	0	0	0	261.056
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	37.090	0	0	0	0	0	37.090
401	07	00	00	Asistencia socio-económica	1.311.007	0	0	0	0	0	1.311.007
401	07	02	00	Becas a empleados	18.200	0	0	0	0	0	18.200
401	07	03	00	Ayudas por matrimonio a empleados	2.000	0	0	0	0	0	2.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	0	2.000
401	07	05	00	Ayudas por defunción a empleados	5.000	0	0	0	0	0	5.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	136.000	0	0	0	0	0	136.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.786	0	0	0	0	0	8.786
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	57.400	0	0	0	0	0	57.400
401	07	10	00	Dotación de uniformes a empleados	64.000	0	0	0	0	0	64.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	28.400	0	0	0	0	0	28.400
401	07	18	00	Becas a obreros	21.300	0	0	0	0	0	21.300
401	07	19	00	Ayudas por matrimonio de obreros	1.800	0	0	0	0	0	1.800
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.800	0	0	0	0	0	1.800
401	07	21	00	Ayudas por defunción a obreros	12.000	0	0	0	0	0	12.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	55.000	0	0	0	0	0	55.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	3.000	0	0	0	0	0	3.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	56.140	0	0	0	0	0	56.140
401	07	26	00	Dotación de uniformes a obreros	29.200	0	0	0	0	0	29.200
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	9.700	0	0	0	0	0	9.700
401	07	33	00	Asistencia socio-económica al personal contratado	439.281	0	0	0	0	0	439.281
401	07	96	00	Otras subvenciones a empleados	240.000	0	0	0	0	0	240.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540152001 ATENCIÓN INTEGRAL EN SALUD PREVENTIVA A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 161.544

RESPONSABLE/EJECUTOR: RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	97	00	Otras subvenciones a obreros	120.000	0	0	0	0	0	120.000
401	08	00	00	Prestaciones sociales e indemnizaciones	125.633	0	0	0	0	0	125.633
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	125.633	0	0	0	0	0	125.633
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.151.810**	**0**	**0**	**0**	**0**	**0**	**6.151.810**
402	01	00	00	Productos alimenticios y agropecuarios	11.000	0	0	0	0	0	11.000
402	01	01	00	Alimentos y bebidas para personas	11.000	0	0	0	0	0	11.000
402	04	00	00	Productos de cuero y caucho	26.840	0	0	0	0	0	26.840
402	04	03	00	Cauchos y tripas para vehículos	26.840	0	0	0	0	0	26.840
402	05	00	00	Productos de papel, cartón e impresos	49.500	0	0	0	0	0	49.500
402	05	01	00	Pulpa de madera, papel y cartón	5.500	0	0	0	0	0	5.500
402	05	03	00	Productos de papel y cartón para oficina	11.000	0	0	0	0	0	11.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	33.000	0	0	0	0	0	33.000
402	06	00	00	Productos químicos y derivados	2.927.952	0	0	0	0	0	2.927.952
402	06	03	00	Tintas, pinturas y colorantes	13.752	0	0	0	0	0	13.752
402	06	04	00	Productos farmacéuticos y medicamentos	2.200.000	0	0	0	0	0	2.200.000
402	06	06	00	Combustibles y lubricantes	11.000	0	0	0	0	0	11.000
402	06	08	00	Productos plásticos	3.300	0	0	0	0	0	3.300
402	06	99	00	Otros productos de la industria química y conexos	699.900	0	0	0	0	0	699.900
402	07	00	00	Productos minerales no metálicos	1.296	0	0	0	0	0	1.296
402	07	04	00	Cemento, cal y yeso	1.296	0	0	0	0	0	1.296
402	08	00	00	Productos metálicos	36.409	0	0	0	0	0	36.409
402	08	01	00	Productos primarios de hierro y acero	110	0	0	0	0	0	110
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	11.000	0	0	0	0	0	11.000
402	08	04	00	Productos metálicos estructurales	176	0	0	0	0	0	176

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540152001 ATENCIÓN INTEGRAL EN SALUD PREVENTIVA A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 161.544

RESPONSABLE/EJECUTOR: RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	24.779	0	0	0	0	0	24.779
402	08	10	00	Repuestos y accesorios para otros equipos	344	0	0	0	0	0	344
402	10	00	00	Productos varios y útiles diversos	3.098.813	0	0	0	0	0	3.098.813
402	10	02	00	Materiales y útiles de limpieza y aseo	66.913	0	0	0	0	0	66.913
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.970.000	0	0	0	0	0	2.970.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.600	0	0	0	0	0	6.600
402	10	07	00	Productos de seguridad en el trabajo	30.000	0	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	8.800	0	0	0	0	0	8.800
402	10	11	00	Materiales eléctricos	11.000	0	0	0	0	0	11.000
402	10	12	00	Materiales para instalaciones sanitarias	5.500	0	0	0	0	0	5.500
403	**00**	**00**	**00**	**Servicios no personales**	**783.206**	**0**	**0**	**0**	**0**	**0**	**783.206**
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.000	0	0	0	0	0	11.000
403	07	02	00	Imprenta y reproducción	11.000	0	0	0	0	0	11.000
403	09	00	00	Viáticos y pasajes	98.958	0	0	0	0	0	98.958
403	09	01	00	Viáticos y pasajes dentro del país	98.958	0	0	0	0	0	98.958
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	176.682	0	0	0	0	0	176.682
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	440	0	0	0	0	0	440
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	76.560	0	0	0	0	0	76.560
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	88.550	0	0	0	0	0	88.550
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	11.000	0	0	0	0	0	11.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	132	0	0	0	0	0	132
403	12	00	00	Conservación y reparaciones menores de obras	264	0	0	0	0	0	264
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	264	0	0	0	0	0	264

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540152001 ATENCIÓN INTEGRAL EN SALUD PREVENTIVA A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 161.544

RESPONSABLE/EJECUTOR: RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	496.302	0	0	0	0	0	496.302
403	18	01	00	Impuesto al valor agregado	496.302	0	0	0	0	0	496.302
				Totales	**35.962.963**	**0**	**0**	**4.397.061**	**0**	**0**	**40.360.024**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540152002 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED DE HOSPITALES DEL ESTADO

UNIDAD DE MEDIDA: CONSULTA **META:** 370.550

RESPONSABLE/EJECUTOR: RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**175.648.392**	**0**	**0**	**40.801.818**	**0**	0	**216.450.210**
401	01	00	00	Sueldos, salarios y otras retribuciones	87.173.285	0	0	0	0	0	87.173.285
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	40.605.374	0	0	0	0	0	40.605.374
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	331.937	0	0	0	0	0	331.937
401	01	03	00	Suplencias a empleados	2.856.283	0	0	0	0	0	2.856.283
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	23.008.508	0	0	0	0	0	23.008.508
401	01	12	00	Salarios a obreros en puestos no permanentes	1.721.674	0	0	0	0	0	1.721.674
401	01	13	00	Suplencias a obreros	6.715.719	0	0	0	0	0	6.715.719
401	01	18	00	Remuneraciones al personal contratado	9.701.955	0	0	0	0	0	9.701.955
401	01	99	00	Otras retribuciones	2.231.835	0	0	0	0	0	2.231.835
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	21.644.451	0	0	0	0	0	21.644.451
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.668.949	0	0	0	0	0	5.668.949
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	8.518	0	0	0	0	0	8.518
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	15.966.984	0	0	0	0	0	15.966.984
401	03	00	00	Primas	9.353.521	0	0	0	0	0	9.353.521
401	03	02	00	Primas de transporte a empleados	511.785	0	0	0	0	0	511.785
401	03	04	00	Primas por hijos a empleados	257.442	0	0	0	0	0	257.442
401	03	08	00	Primas de profesionalización a empleados	1.747.461	0	0	0	0	0	1.747.461
401	03	09	00	Primas por antigüedad a empleados	311.376	0	0	0	0	0	311.376
401	03	17	00	Primas de transporte a obreros	504.320	0	0	0	0	0	504.320
401	03	19	00	Primas por hijos de obreros	90.924	0	0	0	0	0	90.924
401	03	21	00	Primas por antigüedad a obreros	304.202	0	0	0	0	0	304.202
401	03	97	00	Otras primas a empleados	5.578.238	0	0	0	0	0	5.578.238

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540152002 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED DE HOSPITALES DEL ESTADO

UNIDAD DE MEDIDA: CONSULTA **META:** 370.550

RESPONSABLE/EJECUTOR: RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	98	00	Otras primas a obreros	47.773	0	0	0	0	0	47.773
401	04	00	00	Complementos de sueldos y salarios	25.223.164	0	0	0	0	0	25.223.164
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	148.944	0	0	0	0	0	148.944
401	04	02	00	Complemento a empleados por trabajo nocturno	7.975.320	0	0	0	0	0	7.975.320
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	3.677.066	0	0	0	0	0	3.677.066
401	04	16	00	Complemento a obreros por gastos de alimentación	36.641	0	0	0	0	0	36.641
401	04	96	00	Otros complementos a empleados	6.563.837	0	0	0	0	0	6.563.837
401	04	97	00	Otros complementos a obreros	2.909.164	0	0	0	0	0	2.909.164
401	04	98	00	Otros complementos al personal contratado	3.912.192	0	0	0	0	0	3.912.192
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	12.668.804	0	0	40.801.818	0	0	53.470.622
401	05	01	00	Aguinaldos a empleados	0	0	0	19.461.766	0	0	19.461.766
401	05	03	00	Bono vacacional a empleados	7.101.110	0	0	0	0	0	7.101.110
401	05	04	00	Aguinaldos a obreros	0	0	0	16.870.801	0	0	16.870.801
401	05	06	00	Bono vacacional a obreros	4.718.526	0	0	0	0	0	4.718.526
401	05	07	00	Aguinaldos al personal contratado	0	0	0	4.469.251	0	0	4.469.251
401	05	08	00	Bono vacacional al personal contratado	849.168	0	0	0	0	0	849.168
401	06	00	00	Aportes patronales y legales	6.894.845	0	0	0	0	0	6.894.845
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.808.594	0	0	0	0	0	2.808.594
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	936.198	0	0	0	0	0	936.198
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	618.942	0	0	0	0	0	618.942
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	618.942	0	0	0	0	0	618.942
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.323.809	0	0	0	0	0	1.323.809
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	294.180	0	0	0	0	0	294.180

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540152002 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED DE HOSPITALES DEL ESTADO

UNIDAD DE MEDIDA: CONSULTA **META:** 370.550

RESPONSABLE/EJECUTOR: RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	294.180	0	0	0	0	0	294.180
401	07	00	00	Asistencia socio-económica	9.368.250	0	0	0	0	0	9.368.250
401	07	02	00	Becas a empleados	231.600	0	0	0	0	0	231.600
401	07	03	00	Ayudas por matrimonio a empleados	144.000	0	0	0	0	0	144.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	25.200	0	0	0	0	0	25.200
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.427.600	0	0	0	0	0	2.427.600
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	363.679	0	0	0	0	0	363.679
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	322.000	0	0	0	0	0	322.000
401	07	10	00	Dotación de uniformes a empleados	520.800	0	0	0	0	0	520.800
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	200.500	0	0	0	0	0	200.500
401	07	18	00	Becas a obreros	401.700	0	0	0	0	0	401.700
401	07	19	00	Ayudas por matrimonio de obreros	36.000	0	0	0	0	0	36.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	36.000	0	0	0	0	0	36.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	986.393	0	0	0	0	0	986.393
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	110.000	0	0	0	0	0	110.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	214.240	0	0	0	0	0	214.240
401	07	26	00	Dotación de uniformes a obreros	535.600	0	0	0	0	0	535.600
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	110.000	0	0	0	0	0	110.000
401	07	33	00	Asistencia socio-económica al personal contratado	1.040.938	0	0	0	0	0	1.040.938
401	07	96	00	Otras subvenciones a empleados	834.000	0	0	0	0	0	834.000
401	07	97	00	Otras subvenciones a obreros	828.000	0	0	0	0	0	828.000
401	08	00	00	Prestaciones sociales e indemnizaciones	3.322.072	0	0	0	0	0	3.322.072
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.322.072	0	0	0	0	0	3.322.072

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540152002 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED DE HOSPITALES DEL ESTADO

UNIDAD DE MEDIDA: CONSULTA **META:** 370.550

RESPONSABLE/EJECUTOR: RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.721.403**	**0**	**0**	**0**	**0**	**0**	**13.721.403**
402	01	00	00	Productos alimenticios y agropecuarios	3.077.427	0	0	0	0	0	3.077.427
402	01	01	00	Alimentos y bebidas para personas	3.077.427	0	0	0	0	0	3.077.427
402	02	00	00	Productos de minas, canteras y yacimientos	11.000	0	0	0	0	0	11.000
402	02	05	00	Piedra, arcilla, arena y tierra	11.000	0	0	0	0	0	11.000
402	03	00	00	Textiles y vestuarios	5.500	0	0	0	0	0	5.500
402	03	01	00	Textiles	5.500	0	0	0	0	0	5.500
402	04	00	00	Productos de cuero y caucho	27.500	0	0	0	0	0	27.500
402	04	03	00	Cauchos y tripas para vehículos	27.500	0	0	0	0	0	27.500
402	05	00	00	Productos de papel, cartón e impresos	137.247	0	0	0	0	0	137.247
402	05	01	00	Pulpa de madera, papel y cartón	11.000	0	0	0	0	0	11.000
402	05	02	00	Envases y cajas de papel y cartón	11.000	0	0	0	0	0	11.000
402	05	03	00	Productos de papel y cartón para oficina	33.000	0	0	0	0	0	33.000
402	05	06	00	Productos de papel y cartón para computación	11.000	0	0	0	0	0	11.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	71.247	0	0	0	0	0	71.247
402	06	00	00	Productos químicos y derivados	3.808.181	0	0	0	0	0	3.808.181
402	06	03	00	Tintas, pinturas y colorantes	38.500	0	0	0	0	0	38.500
402	06	04	00	Productos farmacéuticos y medicamentos	2.586.507	0	0	0	0	0	2.586.507
402	06	06	00	Combustibles y lubricantes	44.000	0	0	0	0	0	44.000
402	06	08	00	Productos plásticos	27.500	0	0	0	0	0	27.500
402	06	99	00	Otros productos de la industria química y conexos	1.111.674	0	0	0	0	0	1.111.674
402	07	00	00	Productos minerales no metálicos	7.150	0	0	0	0	0	7.150
402	07	02	00	Vidrios y productos de vidrio	1.650	0	0	0	0	0	1.650
402	07	04	00	Cemento, cal y yeso	5.500	0	0	0	0	0	5.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540152002 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED DE HOSPITALES DEL ESTADO

UNIDAD DE MEDIDA: CONSULTA **META:** 370.550

RESPONSABLE/EJECUTOR: RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	77.059	0	0	0	0	0	77.059
402	08	01	00	Productos primarios de hierro y acero	4.103	0	0	0	0	0	4.103
402	08	02	00	Productos de metales no ferrosos	1.016	0	0	0	0	0	1.016
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	22.000	0	0	0	0	0	22.000
402	08	04	00	Productos metálicos estructurales	440	0	0	0	0	0	440
402	08	09	00	Repuestos y accesorios para equipos de transporte	27.500	0	0	0	0	0	27.500
402	08	10	00	Repuestos y accesorios para otros equipos	22.000	0	0	0	0	0	22.000
402	10	00	00	Productos varios y útiles diversos	6.564.839	0	0	0	0	0	6.564.839
402	10	02	00	Materiales y útiles de limpieza y aseo	338.899	0	0	0	0	0	338.899
402	10	03	00	Utensilios de cocina y comedor	22.000	0	0	0	0	0	22.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	6.050.000	0	0	0	0	0	6.050.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	22.000	0	0	0	0	0	22.000
402	10	07	00	Productos de seguridad en el trabajo	33.000	0	0	0	0	0	33.000
402	10	08	00	Materiales para equipos de computación	11.000	0	0	0	0	0	11.000
402	10	11	00	Materiales eléctricos	60.440	0	0	0	0	0	60.440
402	10	12	00	Materiales para instalaciones sanitarias	22.000	0	0	0	0	0	22.000
402	10	99	00	Otros productos y útiles diversos	5.500	0	0	0	0	0	5.500
402	99	00	00	Otros materiales y suministros	5.500	0	0	0	0	0	5.500
402	99	01	00	Otros materiales y suministros	5.500	0	0	0	0	0	5.500
403	**00**	**00**	**00**	**Servicios no personales**	**1.648.125**	**0**	**0**	**0**	**0**	**0**	**1.648.125**
403	02	00	00	Alquileres de maquinaria y equipos	1.100	0	0	0	0	0	1.100
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	1.100	0	0	0	0	0	1.100
403	04	00	00	Servicios básicos	8.800	0	0	0	0	0	8.800
403	04	02	00	Gas	8.800	0	0	0	0	0	8.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540152002 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED DE HOSPITALES DEL ESTADO

UNIDAD DE MEDIDA: CONSULTA **META:** 370.550

RESPONSABLE/EJECUTOR: RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	2.750	0	0	0	0	0	2.750
403	06	01	00	Fletes y embalajes	2.750	0	0	0	0	0	2.750
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.670	0	0	0	0	0	2.670
403	07	02	00	Imprenta y reproducción	2.670	0	0	0	0	0	2.670
403	09	00	00	Viáticos y pasajes	121.000	0	0	0	0	0	121.000
403	09	01	00	Viáticos y pasajes dentro del país	121.000	0	0	0	0	0	121.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	471.685	0	0	0	0	0	471.685
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	25.085	0	0	0	0	0	25.085
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	165.000	0	0	0	0	0	165.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	246.400	0	0	0	0	0	246.400
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	22.000	0	0	0	0	0	22.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	13.200	0	0	0	0	0	13.200
403	12	00	00	Conservación y reparaciones menores de obras	13.200	0	0	0	0	0	13.200
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	13.200	0	0	0	0	0	13.200
403	18	00	00	Impuestos indirectos	1.026.920	0	0	0	0	0	1.026.920
403	18	01	00	Impuesto al valor agregado	1.026.920	0	0	0	0	0	1.026.920
				Totales	**191.017.920**	**0**	**0**	**40.801.818**	**0**	**0**	**231.819.738**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540152003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDEMICAS Y METAXENICAS

UNIDAD DE MEDIDA: CONSULTA **META:** 22.666

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.506.133**	**0**	**0**	**1.555.686**	**0**	**0**	**10.061.819**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.389.435	0	0	0	0	0	4.389.435
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.535.873	0	0	0	0	0	1.535.873
401	01	03	00	Suplencias a empleados	381.300	0	0	0	0	0	381.300
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.075.309	0	0	0	0	0	2.075.309
401	01	12	00	Salarios a obreros en puestos no permanentes	251.436	0	0	0	0	0	251.436
401	01	18	00	Remuneraciones al personal contratado	71.723	0	0	0	0	0	71.723
401	01	99	00	Otras retribuciones	73.794	0	0	0	0	0	73.794
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.453.320	0	0	0	0	0	1.453.320
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	291.107	0	0	0	0	0	291.107
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.162.213	0	0	0	0	0	1.162.213
401	03	00	00	Primas	242.225	0	0	0	0	0	242.225
401	03	02	00	Primas de transporte a empleados	31.637	0	0	0	0	0	31.637
401	03	04	00	Primas por hijos a empleados	8.346	0	0	0	0	0	8.346
401	03	08	00	Primas de profesionalización a empleados	71.394	0	0	0	0	0	71.394
401	03	09	00	Primas por antigüedad a empleados	13.597	0	0	0	0	0	13.597
401	03	17	00	Primas de transporte a obreros	44.631	0	0	0	0	0	44.631
401	03	19	00	Primas por hijos de obreros	16.306	0	0	0	0	0	16.306
401	03	21	00	Primas por antigüedad a obreros	26.915	0	0	0	0	0	26.915
401	03	97	00	Otras primas a empleados	12.428	0	0	0	0	0	12.428
401	03	98	00	Otras primas a obreros	16.971	0	0	0	0	0	16.971
401	04	00	00	Complementos de sueldos y salarios	565.659	0	0	0	0	0	565.659
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	160.605	0	0	0	0	0	160.605

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540152003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDEMICAS Y METAXENICAS

UNIDAD DE MEDIDA: CONSULTA **META:** 22.666

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	16	00	Complemento a obreros por gastos de alimentación	105.023	0	0	0	0	0	105.023
401	04	97	00	Otros complementos a obreros	229.905	0	0	0	0	0	229.905
401	04	98	00	Otros complementos al personal contratado	70.126	0	0	0	0	0	70.126
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	587.385	0	0	1.555.686	0	0	2.143.071
401	05	01	00	Aguinaldos a empleados	0	0	0	336.095	0	0	336.095
401	05	03	00	Bono vacacional a empleados	140.457	0	0	0	0	0	140.457
401	05	04	00	Aguinaldos a obreros	0	0	0	1.138.055	0	0	1.138.055
401	05	06	00	Bono vacacional a obreros	433.463	0	0	0	0	0	433.463
401	05	07	00	Aguinaldos al personal contratado	0	0	0	81.536	0	0	81.536
401	05	08	00	Bono vacacional al personal contratado	13.465	0	0	0	0	0	13.465
401	06	00	00	Aportes patronales y legales	152.043	0	0	0	0	0	152.043
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	51.079	0	0	0	0	0	51.079
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	17.025	0	0	0	0	0	17.025
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	9.459	0	0	0	0	0	9.459
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	9.459	0	0	0	0	0	9.459
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	22.498	0	0	0	0	0	22.498
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	13.347	0	0	0	0	0	13.347
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	29.176	0	0	0	0	0	29.176
401	07	00	00	Asistencia socio-económica	1.093.722	0	0	0	0	0	1.093.722
401	07	02	00	Becas a empleados	12.300	0	0	0	0	0	12.300
401	07	03	00	Ayudas por matrimonio a empleados	1.800	0	0	0	0	0	1.800
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.800	0	0	0	0	0	1.800
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	158.400	0	0	0	0	0	158.400

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540152003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDEMICAS Y METAXENICAS

UNIDAD DE MEDIDA: CONSULTA **META:** 22.666

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	199.211	0	0	0	0	0	199.211
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	117.600	0	0	0	0	0	117.600
401	07	10	00	Dotación de uniformes a empleados	22.400	0	0	0	0	0	22.400
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	6.500	0	0	0	0	0	6.500
401	07	18	00	Becas a obreros	15.000	0	0	0	0	0	15.000
401	07	19	00	Ayudas por matrimonio de obreros	1.800	0	0	0	0	0	1.800
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.800	0	0	0	0	0	1.800
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	147.594	0	0	0	0	0	147.594
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	14.560	0	0	0	0	0	14.560
401	07	26	00	Dotación de uniformes a obreros	31.600	0	0	0	0	0	31.600
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	9.000	0	0	0	0	0	9.000
401	07	33	00	Asistencia socio-económica al personal contratado	4.357	0	0	0	0	0	4.357
401	07	96	00	Otras subvenciones a empleados	174.000	0	0	0	0	0	174.000
401	07	97	00	Otras subvenciones a obreros	174.000	0	0	0	0	0	174.000
401	08	00	00	Prestaciones sociales e indemnizaciones	22.344	0	0	0	0	0	22.344
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	22.344	0	0	0	0	0	22.344
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**448.455**	**0**	**0**	**0**	**0**	**0**	**448.455**
402	01	00	00	Productos alimenticios y agropecuarios	5.500	0	0	0	0	0	5.500
402	01	01	00	Alimentos y bebidas para personas	5.500	0	0	0	0	0	5.500
402	03	00	00	Textiles y vestuarios	81.400	0	0	0	0	0	81.400
402	03	01	00	Textiles	22.000	0	0	0	0	0	22.000
402	03	02	00	Prendas de vestir	59.400	0	0	0	0	0	59.400
402	04	00	00	Productos de cuero y caucho	38.940	0	0	0	0	0	38.940

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540152003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDEMICAS Y METAXENICAS

UNIDAD DE MEDIDA: CONSULTA **META:** 22.666

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	38.940	0	0	0	0	0	38.940
402	05	00	00	Productos de papel, cartón e impresos	14.478	0	0	0	0	0	14.478
402	05	01	00	Pulpa de madera, papel y cartón	2.378	0	0	0	0	0	2.378
402	05	03	00	Productos de papel y cartón para oficina	4.950	0	0	0	0	0	4.950
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.150	0	0	0	0	0	7.150
402	06	00	00	Productos químicos y derivados	58.740	0	0	0	0	0	58.740
402	06	01	00	Sustancias químicas y de uso industrial	18.700	0	0	0	0	0	18.700
402	06	03	00	Tintas, pinturas y colorantes	7.700	0	0	0	0	0	7.700
402	06	04	00	Productos farmacéuticos y medicamentos	2.200	0	0	0	0	0	2.200
402	06	06	00	Combustibles y lubricantes	9.900	0	0	0	0	0	9.900
402	06	08	00	Productos plásticos	3.740	0	0	0	0	0	3.740
402	06	99	00	Otros productos de la industria química y conexos	16.500	0	0	0	0	0	16.500
402	08	00	00	Productos metálicos	111.030	0	0	0	0	0	111.030
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.400	0	0	0	0	0	4.400
402	08	09	00	Repuestos y accesorios para equipos de transporte	79.130	0	0	0	0	0	79.130
402	08	10	00	Repuestos y accesorios para otros equipos	27.500	0	0	0	0	0	27.500
402	10	00	00	Productos varios y útiles diversos	137.927	0	0	0	0	0	137.927
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	16.500	0	0	0	0	0	16.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.250	0	0	0	0	0	8.250
402	10	07	00	Productos de seguridad en el trabajo	102.900	0	0	0	0	0	102.900
402	10	08	00	Materiales para equipos de computación	3.457	0	0	0	0	0	3.457
402	10	11	00	Materiales eléctricos	6.600	0	0	0	0	0	6.600
402	10	99	00	Otros productos y útiles diversos	220	0	0	0	0	0	220
402	99	00	00	Otros materiales y suministros	440	0	0	0	0	0	440

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540152003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDEMICAS Y METAXENICAS

UNIDAD DE MEDIDA: CONSULTA **META:** 22.666

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	440	0	0	0	0	0	440
403	**00**	**00**	**00**	**Servicios no personales**	**269.473**	**0**	**0**	**0**	**0**	0	**269.473**
403	09	00	00	Viáticos y pasajes	110.000	0	0	0	0	0	110.000
403	09	01	00	Viáticos y pasajes dentro del país	110.000	0	0	0	0	0	110.000
403	10	00	00	Servicios profesionales y técnicos	11.000	0	0	0	0	0	11.000
403	10	99	00	Otros servicios profesionales y técnicos	11.000	0	0	0	0	0	11.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	82.523	0	0	0	0	0	82.523
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	353	0	0	0	0	0	353
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	76.120	0	0	0	0	0	76.120
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.050	0	0	0	0	0	6.050
403	18	00	00	Impuestos indirectos	65.070	0	0	0	0	0	65.070
403	18	01	00	Impuesto al valor agregado	65.070	0	0	0	0	0	65.070
403	99	00	00	Otros servicios no personales	880	0	0	0	0	0	880
403	99	01	00	Otros servicios no personales	880	0	0	0	0	0	880
				Totales	**9.224.061**	**0**	**0**	**1.555.686**	**0**	0	**10.779.747**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540152004 CAPACITACIÓN AL PERSONAL DE SALUD QUE LABORA EN LA DIRECCIÓN REGIONAL DE SALUD DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 124

RESPONSABLE/EJECUTOR: COORDINACIÓN DE CAPACITACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**140.212**	**0**	**0**	**0**	**0**	0	**140.212**
402	01	00	00	Productos alimenticios y agropecuarios	47.160	0	0	0	0	0	47.160
402	01	01	00	Alimentos y bebidas para personas	47.160	0	0	0	0	0	47.160
402	05	00	00	Productos de papel, cartón e impresos	11.542	0	0	0	0	0	11.542
402	05	03	00	Productos de papel y cartón para oficina	5.940	0	0	0	0	0	5.940
402	05	05	00	Material de enseñanza	102	0	0	0	0	0	102
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.500	0	0	0	0	0	5.500
402	06	00	00	Productos químicos y derivados	2.200	0	0	0	0	0	2.200
402	06	03	00	Tintas, pinturas y colorantes	2.200	0	0	0	0	0	2.200
402	10	00	00	Productos varios y útiles diversos	79.310	0	0	0	0	0	79.310
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	55.000	0	0	0	0	0	55.000
402	10	08	00	Materiales para equipos de computación	24.310	0	0	0	0	0	24.310
403	**00**	**00**	**00**	**Servicios no personales**	**180.304**	**0**	**0**	**0**	**0**	0	**180.304**
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.748	0	0	0	0	0	25.748
403	07	02	00	Imprenta y reproducción	3.748	0	0	0	0	0	3.748
403	07	03	00	Relaciones sociales	22.000	0	0	0	0	0	22.000
403	09	00	00	Viáticos y pasajes	55.001	0	0	0	0	0	55.001
403	09	01	00	Viáticos y pasajes dentro del país	55.001	0	0	0	0	0	55.001
403	10	00	00	Servicios profesionales y técnicos	75.399	0	0	0	0	0	75.399
403	10	07	00	Servicios de capacitación y adiestramiento	75.399	0	0	0	0	0	75.399
403	18	00	00	Impuestos indirectos	24.156	0	0	0	0	0	24.156
403	18	01	00	Impuesto al valor agregado	24.156	0	0	0	0	0	24.156
				Totales	**320.516**	**0**	**0**	**0**	**0**	0	**320.516**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540152005 APLICACIÓN DE INMUNIZACIONES A GRUPOS POBLACIONALES

UNIDAD DE MEDIDA: DOSIS **META:** 60.914

RESPONSABLE/EJECUTOR: COORDINACIÓN DE EPIDEMIOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**361.821**	**0**	**0**	**0**	**0**	0	**361.821**
402	01	00	00	Productos alimenticios y agropecuarios	29.185	0	0	0	0	0	29.185
402	01	01	00	Alimentos y bebidas para personas	29.185	0	0	0	0	0	29.185
402	04	00	00	Productos de cuero y caucho	24.197	0	0	0	0	0	24.197
402	04	03	00	Cauchos y tripas para vehículos	24.197	0	0	0	0	0	24.197
402	05	00	00	Productos de papel, cartón e impresos	49.137	0	0	0	0	0	49.137
402	05	01	00	Pulpa de madera, papel y cartón	275	0	0	0	0	0	275
402	05	02	00	Envases y cajas de papel y cartón	220	0	0	0	0	0	220
402	05	03	00	Productos de papel y cartón para oficina	20.856	0	0	0	0	0	20.856
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	27.786	0	0	0	0	0	27.786
402	06	00	00	Productos químicos y derivados	60.500	0	0	0	0	0	60.500
402	06	03	00	Tintas, pinturas y colorantes	16.500	0	0	0	0	0	16.500
402	06	04	00	Productos farmacéuticos y medicamentos	5.500	0	0	0	0	0	5.500
402	06	06	00	Combustibles y lubricantes	16.500	0	0	0	0	0	16.500
402	06	08	00	Productos plásticos	5.500	0	0	0	0	0	5.500
402	06	99	00	Otros productos de la industria química y conexos	16.500	0	0	0	0	0	16.500
402	07	00	00	Productos minerales no metálicos	3.300	0	0	0	0	0	3.300
402	07	02	00	Vidrios y productos de vidrio	3.300	0	0	0	0	0	3.300
402	08	00	00	Productos metálicos	81.361	0	0	0	0	0	81.361
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	16.500	0	0	0	0	0	16.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	61.561	0	0	0	0	0	61.561
402	08	10	00	Repuestos y accesorios para otros equipos	3.300	0	0	0	0	0	3.300
402	10	00	00	Productos varios y útiles diversos	113.701	0	0	0	0	0	113.701
402	10	02	00	Materiales y útiles de limpieza y aseo	16.500	0	0	0	0	0	16.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA **META:** 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540152005 APLICACIÓN DE INMUNIZACIONES A GRUPOS POBLACIONALES

UNIDAD DE MEDIDA: DOSIS **META:** 60.914

RESPONSABLE/EJECUTOR: COORDINACIÓN DE EPIDEMIOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	12.511	0	0	0	0	0	12.511
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	31.230	0	0	0	0	0	31.230
402	10	07	00	Productos de seguridad en el trabajo	3.300	0	0	0	0	0	3.300
402	10	08	00	Materiales para equipos de computación	22.000	0	0	0	0	0	22.000
402	10	11	00	Materiales eléctricos	16.500	0	0	0	0	0	16.500
402	10	12	00	Materiales para instalaciones sanitarias	660	0	0	0	0	0	660
402	10	99	00	Otros productos y útiles diversos	11.000	0	0	0	0	0	11.000
402	99	00	00	Otros materiales y suministros	440	0	0	0	0	0	440
402	99	01	00	Otros materiales y suministros	440	0	0	0	0	0	440
403	**00**	**00**	**00**	**Servicios no personales**	**332.683**	**0**	**0**	**0**	**0**	**0**	**332.683**
403	07	00	00	Servicios de información, impresión y relaciones públicas	21.560	0	0	0	0	0	21.560
403	07	02	00	Imprenta y reproducción	21.560	0	0	0	0	0	21.560
403	09	00	00	Viáticos y pasajes	157.900	0	0	0	0	0	157.900
403	09	01	00	Viáticos y pasajes dentro del pais	157.900	0	0	0	0	0	157.900
403	10	00	00	Servicios profesionales y técnicos	440	0	0	0	0	0	440
403	10	99	00	Otros servicios profesionales y técnicos	440	0	0	0	0	0	440
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	66.440	0	0	0	0	0	66.440
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	44.000	0	0	0	0	0	44.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	22.000	0	0	0	0	0	22.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	440	0	0	0	0	0	440
403	12	00	00	Conservación y reparaciones menores de obras	32.560	0	0	0	0	0	32.560
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	32.560	0	0	0	0	0	32.560
403	18	00	00	Impuestos indirectos	53.783	0	0	0	0	0	53.783

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119388 540152000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO GUÁRICO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA OPORTUNA, SUFICIENTE Y DE CALIDAD A LOS PACIENTES DE LA RED ASISTENCIAL TRADICIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: CONSULTA

META: 532.094

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. GUÁRICO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 540152005 APLICACIÓN DE INMUNIZACIONES A GRUPOS POBLACIONALES

UNIDAD DE MEDIDA: DOSIS

META: 60.914

RESPONSABLE/EJECUTOR: COORDINACIÓN DE EPIDEMIOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	53.783	0	0	0	0	0	53.783
				Totales	**694.504**	**0**	**0**	**0**	**0**	0	**694.504**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119356 540153000 PROMOCIÓN, PREVENCIÓN, SUPERVISIÓN Y ATENCIONES ESPECIALES EN LAS ÁREAS DE SALUD BUCAL, VISUAL, REUMÁTICA, FIBROSIS QUÍSTICA Y DE DONACIÓN Y TRANSPLANTE DE ÓRGANOS Y TEJIDOS

OBJETIVO DEL PROYECTO: DESARROLLAR LAS ESTRATEGIAS NACIONALES PARA NORMATIZAR, COORDINACIÓN Y APOYO DE LA PROMOCIÓN DE CALIDAD DE VIDA, LA PREVENCIÓN Y LA ATENCIÓN A PACIENTES SUJETOS A SUFRIR ENFERMEDADES BUCALES, VISUALES, REUMÁTICAS, FIBROSIS QUÍSTICA Y AQUELLOS QUE REQUIEREN TRASPLANTE DE ÓRGANOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 4.893.229

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**281.741**	**0**	**0**	**0**	**0**	**0**	**281.741**
401	01	00	00	Sueldos, salarios y otras retribuciones	193.576	0	0	0	0	0	193.576
401	01	03	00	Suplencias a empleados	5.485	0	0	0	0	0	5.485
401	01	12	00	Salarios a obreros en puestos no permanentes	18.576	0	0	0	0	0	18.576
401	01	18	00	Remuneraciones al personal contratado	155.264	0	0	0	0	0	155.264
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	14.251	0	0	0	0	0	14.251
401	04	00	00	Complementos de sueldos y salarios	23.031	0	0	0	0	0	23.031
401	04	26	00	Bono compensatorio de alimentación al personal contratado	21.965	0	0	0	0	0	21.965
401	04	27	00	Bono compensatorio de transporte al personal contratado	1.066	0	0	0	0	0	1.066
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	19.289	0	0	0	0	0	19.289
401	05	08	00	Bono vacacional al personal contratado	19.289	0	0	0	0	0	19.289
401	07	00	00	Asistencia socio-económica	44.876	0	0	0	0	0	44.876
401	07	33	00	Asistencia socio-económica al personal contratado	44.876	0	0	0	0	0	44.876
401	08	00	00	Prestaciones sociales e indemnizaciones	969	0	0	0	0	0	969
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	969	0	0	0	0	0	969
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.454.791**	**0**	**0**	**0**	**0**	**0**	**14.454.791**
402	03	00	00	Textiles y vestuarios	150.000	0	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	150.000	0	0	0	0	0	150.000
402	05	00	00	Productos de papel, cartón e impresos	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	13.628.559	0	0	0	0	0	13.628.559
402	06	03	00	Tintas, pinturas y colorantes	150.000	0	0	0	0	0	150.000
402	06	04	00	Productos farmacéuticos y medicamentos	13.478.559	0	0	0	0	0	13.478.559
402	10	00	00	Productos varios y útiles diversos	576.232	0	0	0	0	0	576.232
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	431.232	0	0	0	0	0	431.232
402	10	08	00	Materiales para equipos de computación	145.000	0	0	0	0	0	145.000
403	**00**	**00**	**00**	**Servicios no personales**	**743.000**	**0**	**0**	**0**	**0**	**0**	**743.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	450.000	0	0	0	0	0	450.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119356 540153000 PROMOCIÓN, PREVENCIÓN, SUPERVISIÓN Y ATENCIONES ESPECIALES EN LAS ÁREAS DE SALUD BUCAL, VISUAL, REUMÁTICA, FIBROSIS QUÍSTICA Y DE DONACIÓN Y TRANSPLANTE DE ÓRGANOS Y TEJIDOS

OBJETIVO DEL PROYECTO: DESARROLLAR LAS ESTRATEGIAS NACIONALES PARA NORMATIZAR, COORDINACIÓN Y APOYO DE LA PROMOCIÓN DE CALIDAD DE VIDA, LA PREVENCIÓN Y LA ATENCIÓN A PACIENTES SUJETOS A SUFRIR ENFERMEDADES BUCALES, VISUALES, REUMÁTICAS, FIBROSIS QUÍSTICA Y AQUELLOS QUE REQUIEREN TRASPLANTE DE ÓRGANOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA

META: 4.893.229

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	01	00	Publicidad y propaganda	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	250.000	0	0	0	0	0	250.000
403	07	03	00	Relaciones sociales	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	193.000	0	0	0	0	0	193.000
403	18	01	00	Impuesto al valor agregado	193.000	0	0	0	0	0	193.000
404	**00**	**00**	**00**	**Activos reales**	**70.000**	**0**	**0**	**0**	**0**	**0**	**70.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	70.000	0	0	0	0	0	70.000
404	09	02	00	Equipos de computación	70.000	0	0	0	0	0	70.000
				Totales	**15.549.532**	**0**	**0**	**0**	**0**	**0**	**15.549.532**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119356 540153000 PROMOCIÓN, PREVENCIÓN, SUPERVISIÓN Y ATENCIONES ESPECIALES EN LAS ÁREAS DE SALUD BUCAL, VISUAL, REUMÁTICA, FIBROSIS QUÍSTICA Y DE DONACIÓN Y TRANSPLANTE DE ÓRGANOS Y TEJIDOS

OBJETIVO DEL PROYECTO: DESARROLLAR LAS ESTRATEGIAS NACIONALES PARA NORMATIZAR, COORDINACIÓN Y APOYO DE LA PROMOCIÓN DE CALIDAD DE VIDA, LA PREVENCIÓN Y LA ATENCIÓN A PACIENTES SUJETOS A SUFRIR ENFERMEDADES BUCALES, VISUALES, REUMÁTICAS, FIBROSIS QUÍSTICA Y AQUELLOS QUE REQUIEREN TRASPLANTE DE ÓRGANOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA

META: 4.893.229

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119356 540153000 PROMOCIÓN, PREVENCIÓN, SUPERVISIÓN Y ATENCIONES ESPECIALES EN LAS ÁREAS DE SALUD BUCAL, VISUAL, REUMÁTICA, FIBROSIS QUÍSTICA Y DE DONACIÓN Y TRANSPLANTE DE ÓRGANOS Y TEJIDOS

OBJETIVO DEL PROYECTO: DESARROLLAR LAS ESTRATEGIAS NACIONALES PARA NORMATIZAR, COORDINACIÓN Y APOYO DE LA PROMOCIÓN DE CALIDAD DE VIDA, LA PREVENCIÓN Y LA ATENCIÓN A PACIENTES SUJETOS A SUFRIR ENFERMEDADES BUCALES, VISUALES, REUMÁTICAS, FIBROSIS QUÍSTICA Y AQUELLOS QUE REQUIEREN TRASPLANTE DE ÓRGANOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 4.893.229

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540153001 APOYO A LA PROMOCIÓN Y PREVENCIÓN DE ENFERMEDADES BUCALES, VISUALES, REUMÁTICAS, FIBROSIS QUÍSTICA Y DE AQUELLAS QUE REQUIEREN DE DONACIÓN Y TRASPLANTE.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 2.000.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PROGRAMAS DE SALUD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**395.000**	**0**	**0**	**0**	**0**	**0**	**395.000**
402	05	00	00	Productos de papel, cartón e impresos	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	150.000	0	0	0	0	0	150.000
402	06	03	00	Tintas, pinturas y colorantes	150.000	0	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	145.000	0	0	0	0	0	145.000
402	10	08	00	Materiales para equipos de computación	145.000	0	0	0	0	0	145.000
403	**00**	**00**	**00**	**Servicios no personales**	**552.000**	**0**	**0**	**0**	**0**	**0**	**552.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	450.000	0	0	0	0	0	450.000
403	07	01	00	Publicidad y propaganda	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	250.000	0	0	0	0	0	250.000
403	07	03	00	Relaciones sociales	150.000	0	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	102.000	0	0	0	0	0	102.000
403	18	01	00	Impuesto al valor agregado	102.000	0	0	0	0	0	102.000
				Totales	**947.000**	**0**	**0**	**0**	**0**	**0**	**947.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119356 540153000 PROMOCIÓN, PREVENCIÓN, SUPERVISIÓN Y ATENCIONES ESPECIALES EN LAS ÁREAS DE SALUD BUCAL, VISUAL, REUMÁTICA, FIBROSIS QUÍSTICA Y DE DONACIÓN Y TRANSPLANTE DE ÓRGANOS Y TEJIDOS

OBJETIVO DEL PROYECTO: DESARROLLAR LAS ESTRATEGIAS NACIONALES PARA NORMATIZAR, COORDINACIÓN Y APOYO DE LA PROMOCIÓN DE CALIDAD DE VIDA, LA PREVENCIÓN Y LA ATENCIÓN A PACIENTES SUJETOS A SUFRIR ENFERMEDADES BUCALES, VISUALES, REUMÁTICAS, FIBROSIS QUÍSTICA Y AQUELLOS QUE REQUIEREN TRASPLANTE DE ÓRGANOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 4.893.229

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540153002 APOYO PARA LA ATENCIÓN INTEGRAL DE PACIENTES CON ENFERMEDADES BUCALES, VISUALES, REUMÁTICAS, FIBROSIS QUÍSTICA Y DE AQUELLAS QUE REQUIEREN DE DONACIÓN Y TRASPLANTE.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 2.893.229

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PROGRAMAS DE SALUD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**281.741**	**0**	**0**	**0**	**0**	**0**	**281.741**
401	01	00	00	Sueldos, salarios y otras retribuciones	193.576	0	0	0	0	0	193.576
401	01	03	00	Suplencias a empleados	5.485	0	0	0	0	0	5.485
401	01	12	00	Salarios a obreros en puestos no permanentes	18.576	0	0	0	0	0	18.576
401	01	18	00	Remuneraciones al personal contratado	155.264	0	0	0	0	0	155.264
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	14.251	0	0	0	0	0	14.251
401	04	00	00	Complementos de sueldos y salarios	23.031	0	0	0	0	0	23.031
401	04	26	00	Bono compensatorio de alimentación al personal contratado	21.965	0	0	0	0	0	21.965
401	04	27	00	Bono compensatorio de transporte al personal contratado	1.066	0	0	0	0	0	1.066
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	19.289	0	0	0	0	0	19.289
401	05	08	00	Bono vacacional al personal contratado	19.289	0	0	0	0	0	19.289
401	07	00	00	Asistencia socio-económica	44.876	0	0	0	0	0	44.876
401	07	33	00	Asistencia socio-económica al personal contratado	44.876	0	0	0	0	0	44.876
401	08	00	00	Prestaciones sociales e indemnizaciones	969	0	0	0	0	0	969
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	969	0	0	0	0	0	969
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.059.791**	**0**	**0**	**0**	**0**	**0**	**14.059.791**
402	03	00	00	Textiles y vestuarios	150.000	0	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	150.000	0	0	0	0	0	150.000
402	06	00	00	Productos químicos y derivados	13.478.559	0	0	0	0	0	13.478.559
402	06	04	00	Productos farmacéuticos y medicamentos	13.478.559	0	0	0	0	0	13.478.559
402	10	00	00	Productos varios y útiles diversos	431.232	0	0	0	0	0	431.232
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	431.232	0	0	0	0	0	431.232
403	**00**	**00**	**00**	**Servicios no personales**	**79.000**	**0**	**0**	**0**	**0**	**0**	**79.000**
403	18	00	00	Impuestos indirectos	79.000	0	0	0	0	0	79.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119356 540153000 PROMOCIÓN, PREVENCIÓN, SUPERVISIÓN Y ATENCIONES ESPECIALES EN LAS ÁREAS DE SALUD BUCAL, VISUAL, REUMÁTICA, FIBROSIS QUÍSTICA Y DE DONACIÓN Y TRANSPLANTE DE ÓRGANOS Y TEJIDOS

OBJETIVO DEL PROYECTO: DESARROLLAR LAS ESTRATEGIAS NACIONALES PARA NORMATIZAR, COORDINACIÓN Y APOYO DE LA PROMOCIÓN DE CALIDAD DE VIDA, LA PREVENCIÓN Y LA ATENCIÓN A PACIENTES SUJETOS A SUFRIR ENFERMEDADES BUCALES, VISUALES, REUMÁTICAS, FIBROSIS QUÍSTICA Y AQUELLOS QUE REQUIEREN TRASPLANTE DE ÓRGANOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 4.893.229

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540153002 APOYO PARA LA ATENCIÓN INTEGRAL DE PACIENTES CON ENFERMEDADES BUCALES, VISUALES, REUMÁTICAS, FIBROSIS QUÍSTICA Y DE AQUELLAS QUE REQUIEREN DE DONACIÓN Y TRASPLANTE.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 2.893.229

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PROGRAMAS DE SALUD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	79.000	0	0	0	0	0	79.000
404	**00**	**00**	**00**	**Activos reales**	**70.000**	**0**	**0**	**0**	**0**	0	**70.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	70.000	0	0	0	0	0	70.000
404	09	02	00	Equipos de computación	70.000	0	0	0	0	0	70.000
				Totales	**14.490.532**	**0**	**0**	**0**	**0**	0	**14.490.532**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119356 540153000 PROMOCIÓN, PREVENCIÓN, SUPERVISIÓN Y ATENCIONES ESPECIALES EN LAS ÁREAS DE SALUD BUCAL, VISUAL, REUMÁTICA, FIBROSIS QUÍSTICA Y DE DONACIÓN Y TRANSPLANTE DE ÓRGANOS Y TEJIDOS

OBJETIVO DEL PROYECTO: DESARROLLAR LAS ESTRATEGIAS NACIONALES PARA NORMATIZAR, COORDINACIÓN Y APOYO DE LA PROMOCIÓN DE CALIDAD DE VIDA, LA PREVENCIÓN Y LA ATENCIÓN A PACIENTES SUJETOS A SUFRIR ENFERMEDADES BUCALES, VISUALES, REUMÁTICAS, FIBROSIS QUÍSTICA Y AQUELLOS QUE REQUIEREN TRASPLANTE DE ÓRGANOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 4.893.229

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540153003 CONTROL DE GESTIÓN DE LOS PROGRAMAS DE SALUD DEL PROYECTO.

UNIDAD DE MEDIDA: CONTROL **META:** 125

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PROGRAMAS DE SALUD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**112.000**	**0**	**0**	**0**	**0**	**0**	**112.000**
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	12.000	0	0	0	0	0	12.000
403	18	01	00	Impuesto al valor agregado	12.000	0	0	0	0	0	12.000
				Totales	**112.000**	**0**	**0**	**0**	**0**	**0**	**112.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119468 540154000 IMPLEMENTACIÓN DE ESTRATEGIA PARA LA PREVENCIÓN Y EL CONTROL DEL VIH/SIDA, TUBERCULOSIS, ASMA Y EPOC Y FORTALECIMIENTOS DE LOS SERVICIOS DE BANCOS DE SANGRE.

OBJETIVO DEL PROYECTO: FORTALECER LA PREVENCIÓN Y CONTROL DEL VIH-SIDA Y OTRAS ITS, ENFERMEDADES RESPIRATORIAS Y ENFERMEDADES HEMATOLÓGICAS, ASÍ COMO LA PROMOCIÓN DE ESTILOS DE VIDA SALUDABLES Y LA DONACIÓN DE SANGRE SEGURA Y OPORTUNA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.551.052

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**296.311**	**0**	**0**	**0**	**0**	**0**	**296.311**
401	01	00	00	Sueldos, salarios y otras retribuciones	296.311	0	0	0	0	0	296.311
401	01	12	00	Salarios a obreros en puestos no permanentes	37.152	0	0	0	0	0	37.152
401	01	18	00	Remuneraciones al personal contratado	259.159	0	0	0	0	0	259.159
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**308.517.219**	**0**	**0**	**200.000.000**	**0**	**0**	**508.517.219**
402	06	00	00	Productos químicos y derivados	258.517.219	0	0	200.000.000	0	0	458.517.219
402	06	04	00	Productos farmacéuticos y medicamentos	257.517.219	0	0	200.000.000	0	0	457.517.219
402	06	08	00	Productos plásticos	1.000.000	0	0	0	0	0	1.000.000
402	10	00	00	Productos varios y útiles diversos	50.000.000	0	0	0	0	0	50.000.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	50.000.000	0	0	0	0	0	50.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.517.420**	**0**	**0**	**0**	**0**	**0**	**7.517.420**
403	07	00	00	Servicios de información, impresión y relaciones públicas	550.000	0	0	0	0	0	550.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	07	03	00	Relaciones sociales	300.000	0	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	357.420	0	0	0	0	0	357.420
403	09	01	00	Viáticos y pasajes dentro del país	257.420	0	0	0	0	0	257.420
403	09	02	00	Viáticos y pasajes fuera del país	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	6.610.000	0	0	0	0	0	6.610.000
403	18	01	00	Impuesto al valor agregado	6.610.000	0	0	0	0	0	6.610.000
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	700.000	0	0	0	0	0	700.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	700.000	0	0	0	0	0	700.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
404	09	02	00	Equipos de computación	100.000	0	0	0	0	0	100.000
404	09	03	00	Mobiliario y equipos de alojamiento	200.000	0	0	0	0	0	200.000
				Totales	**317.330.950**	**0**	**0**	**200.000.000**	**0**	**0**	**517.330.950**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119468 540154000 IMPLEMENTACIÓN DE ESTRATEGIA PARA LA PREVENCIÓN Y EL CONTROL DEL VIH/SIDA, TUBERCULOSIS, ASMA Y EPOC Y FORTALECIMIENTOS DE LOS SERVICIOS DE BANCOS DE SANGRE.

OBJETIVO DEL PROYECTO: FORTALECER LA PREVENCIÓN Y CONTROL DEL VIH-SIDA Y OTRAS ITS, ENFERMEDADES RESPIRATORIAS Y ENFERMEDADES HEMATOLÓGICAS, ASÍ COMO LA PROMOCIÓN DE ESTILOS DE VIDA SALUDABLES Y LA DONACIÓN DE SANGRE SEGURA Y OPORTUNA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA

META: 1.551.052

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119468 540154000 IMPLEMENTACIÓN DE ESTRATEGIA PARA LA PREVENCIÓN Y EL CONTROL DEL VIH/SIDA, TUBERCULOSIS, ASMA Y EPOC Y FORTALECIMIENTOS DE LOS SERVICIOS DE BANCOS DE SANGRE.

OBJETIVO DEL PROYECTO: FORTALECER LA PREVENCIÓN Y CONTROL DEL VIH-SIDA Y OTRAS ITS, ENFERMEDADES RESPIRATORIAS Y ENFERMEDADES HEMATOLÓGICAS, ASÍ COMO LA PROMOCIÓN DE ESTILOS DE VIDA SALUDABLES Y LA DONACIÓN DE SANGRE SEGURA Y OPORTUNA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.551.052

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540154001 APOYO A LA RED DE ESTABLECIMIENTOS DE LOS SERVICIOS DE SALUD CON INSUMOS, MEDICAMENTOS Y EQUIPOS, PARA LA ATENCIÓN INTEGRAL DE LOS PACIENTES CON TUBERCULOSIS, ASMA, EPOC, VIH/SIDA E ITS Y LOS SERVICIOS DE BANCO DE SANGRE PARA LA ATENCIÓN DE DONANTES Y PACIENTES QUE REQUIEREN HEMODERIVADOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.551.052

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PROGRAMAS DE SALUD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**296.311**	**0**	**0**	**0**	**0**	0	**296.311**
401	01	00	00	Sueldos, salarios y otras retribuciones	296.311	0	0	0	0	0	296.311
401	01	12	00	Salarios a obreros en puestos no permanentes	37.152	0	0	0	0	0	37.152
401	01	18	00	Remuneraciones al personal contratado	259.159	0	0	0	0	0	259.159
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**308.517.219**	**0**	**0**	**200.000.000**	**0**	0	**508.517.219**
402	06	00	00	Productos químicos y derivados	258.517.219	0	0	200.000.000	0	0	458.517.219
402	06	04	00	Productos farmacéuticos y medicamentos	257.517.219	0	0	200.000.000	0	0	457.517.219
402	06	08	00	Productos plásticos	1.000.000	0	0	0	0	0	1.000.000
402	10	00	00	Productos varios y útiles diversos	50.000.000	0	0	0	0	0	50.000.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	50.000.000	0	0	0	0	0	50.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.500.000**	**0**	**0**	**0**	**0**	0	**6.500.000**
403	18	00	00	Impuestos indirectos	6.500.000	0	0	0	0	0	6.500.000
403	18	01	00	Impuesto al valor agregado	6.500.000	0	0	0	0	0	6.500.000
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	700.000	0	0	0	0	0	700.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	700.000	0	0	0	0	0	700.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
404	09	02	00	Equipos de computación	100.000	0	0	0	0	0	100.000
404	09	03	00	Mobiliario y equipos de alojamiento	200.000	0	0	0	0	0	200.000
				Totales	**316.313.530**	**0**	**0**	**200.000.000**	**0**	0	**516.313.530**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119468 540154000 IMPLEMENTACIÓN DE ESTRATEGIA PARA LA PREVENCIÓN Y EL CONTROL DEL VIH/SIDA, TUBERCULOSIS, ASMA Y EPOC Y FORTALECIMIENTOS DE LOS SERVICIOS DE BANCOS DE SANGRE.

OBJETIVO DEL PROYECTO: FORTALECER LA PREVENCIÓN Y CONTROL DEL VIH-SIDA Y OTRAS ITS, ENFERMEDADES RESPIRATORIAS Y ENFERMEDADES HEMATOLÓGICAS, ASÍ COMO LA PROMOCIÓN DE ESTILOS DE VIDA SALUDABLES Y LA DONACIÓN DE SANGRE SEGURA Y OPORTUNA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA

META: 1.551.052

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 540154002 CAPACITACIÓN, PROMOCIÓN Y PREVENCIÓN EN LOS PROGRAMAS DE SALUD RESPIRATORIA, VIH/SIDA E ITS Y A LOS SERVICIOS DE BANCOS DE SANGRE.

UNIDAD DE MEDIDA: PERSONA CAPACITADA

META: 452

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PROGRAMAS DE SALUD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**616.000**	**0**	**0**	**0**	**0**	**0**	**616.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	550.000	0	0	0	0	0	550.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	07	03	00	Relaciones sociales	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	66.000	0	0	0	0	0	66.000
403	18	01	00	Impuesto al valor agregado	66.000	0	0	0	0	0	66.000
				Totales	**616.000**	**0**	**0**	**0**	**0**	**0**	**616.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119468 540154000 IMPLEMENTACIÓN DE ESTRATEGIA PARA LA PREVENCIÓN Y EL CONTROL DEL VIH/SIDA, TUBERCULOSIS, ASMA Y EPOC Y FORTALECIMIENTOS DE LOS SERVICIOS DE BANCOS DE SANGRE.

OBJETIVO DEL PROYECTO: FORTALECER LA PREVENCIÓN Y CONTROL DEL VIH-SIDA Y OTRAS ITS, ENFERMEDADES RESPIRATORIAS Y ENFERMEDADES HEMATOLÓGICAS, ASÍ COMO LA PROMOCIÓN DE ESTILOS DE VIDA SALUDABLES Y LA DONACIÓN DE SANGRE SEGURA Y OPORTUNA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.551.052

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540154003 SUPERVISIÓN Y EVALUACIÓN DE LOS PROGRAMAS DE SALUD DEL PROYECTO.

UNIDAD DE MEDIDA: CONTROL **META:** 75

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PROGRAMAS DE SALUD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**401.420**	**0**	**0**	**0**	**0**	0	**401.420**
403	09	00	00	Viáticos y pasajes	357.420	0	0	0	0	0	357.420
403	09	01	00	Viáticos y pasajes dentro del país	257.420	0	0	0	0	0	257.420
403	09	02	00	Viáticos y pasajes fuera del país	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	44.000	0	0	0	0	0	44.000
403	18	01	00	Impuesto al valor agregado	44.000	0	0	0	0	0	44.000
				Totales	**401.420**	**0**	**0**	**0**	**0**	0	**401.420**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119465 540155000 PROMOCIÓN A LA SALUD SEXUAL Y REPRODUCTIVA POR CICLOS DE VIDA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS DE INTERVENCIÓN Y PARTICIPACIÓN DIRIGIDAS A LA REDUCCIÓN DE LA MORTALIDAD INFANTIL, MATERNA Y EL EMBARAZO EN ADOLESCENTES, ASÍ COMO EL MEJORAMIENTO DE LA SALUD Y CALIDAD DE VIDA INDIVIDUAL Y COLECTIVA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA

META: 1.281.200

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**605.587**	**0**	**0**	**0**	**0**	**0**	**605.587**
401	01	00	00	Sueldos, salarios y otras retribuciones	112.269	0	0	0	0	0	112.269
401	01	12	00	Salarios a obreros en puestos no permanentes	19.653	0	0	0	0	0	19.653
401	01	18	00	Remuneraciones al personal contratado	92.616	0	0	0	0	0	92.616
401	07	00	00	Asistencia socio-económica	493.318	0	0	0	0	0	493.318
401	07	01	00	Capacitación y adiestramiento a empleados	180.000	0	0	0	0	0	180.000
401	07	03	00	Ayudas por matrimonio a empleados	313.318	0	0	0	0	0	313.318
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.899.331**	**0**	**0**	**0**	**0**	**0**	**19.899.331**
402	06	00	00	Productos químicos y derivados	16.899.331	0	0	0	0	0	16.899.331
402	06	04	00	Productos farmacéuticos y medicamentos	16.899.331	0	0	0	0	0	16.899.331
402	10	00	00	Productos varios y útiles diversos	3.000.000	0	0	0	0	0	3.000.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.000.000	0	0	0	0	0	3.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**920.000**	**0**	**0**	**0**	**0**	**0**	**920.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	400.000	0	0	0	0	0	400.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	0	300.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	420.000	0	0	0	0	0	420.000
403	18	01	00	Impuesto al valor agregado	420.000	0	0	0	0	0	420.000
404	**00**	**00**	**00**	**Activos reales**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
404	09	01	00	Mobiliario y equipos de oficina	30.000	0	0	0	0	0	30.000
404	09	02	00	Equipos de computación	70.000	0	0	0	0	0	70.000
				Totales	**21.524.918**	**0**	**0**	**0**	**0**	**0**	**21.524.918**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119465 540155000 PROMOCIÓN A LA SALUD SEXUAL Y REPRODUCTIVA POR CICLOS DE VIDA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS DE INTERVENCIÓN Y PARTICIPACIÓN DIRIGIDAS A LA REDUCCIÓN DE LA MORTALIDAD INFANTIL, MATERNA Y EL EMBARAZO EN ADOLESCENTES, ASÍ COMO EL MEJORAMIENTO DE LA SALUD Y CALIDAD DE VIDA INDIVIDUAL Y COLECTIVA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.281.200

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119465 540155000 PROMOCIÓN A LA SALUD SEXUAL Y REPRODUCTIVA POR CICLOS DE VIDA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS DE INTERVENCIÓN Y PARTICIPACIÓN DIRIGIDAS A LA REDUCCIÓN DE LA MORTALIDAD INFANTIL, MATERNA Y EL EMBARAZO EN ADOLESCENTES, ASÍ COMO EL MEJORAMIENTO DE LA SALUD Y CALIDAD DE VIDA INDIVIDUAL Y COLECTIVA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.281.200

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540155001 APLICACIÓN DE ESTRATEGIAS DE PROMOCIÓN EN SALUD INTEGRAL CON ÉNFASIS EN LA SALUD SEXUAL Y REPRODUCTIVA POR CICLOS DE VIDA PARA EL FORTALECIMIENTO INSTITUCIONAL DEL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PROGRAMAS DE SALUD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**605.587**	**0**	**0**	**0**	**0**	**0**	**605.587**
401	01	00	00	Sueldos, salarios y otras retribuciones	112.269	0	0	0	0	0	112.269
401	01	12	00	Salarios a obreros en puestos no permanentes	19.653	0	0	0	0	0	19.653
401	01	18	00	Remuneraciones al personal contratado	92.616	0	0	0	0	0	92.616
401	07	00	00	Asistencia socio-económica	493.318	0	0	0	0	0	493.318
401	07	01	00	Capacitación y adiestramiento a empleados	180.000	0	0	0	0	0	180.000
401	07	03	00	Ayudas por matrimonio a empleados	313.318	0	0	0	0	0	313.318
403	**00**	**00**	**00**	**Servicios no personales**	**436.000**	**0**	**0**	**0**	**0**	**0**	**436.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	400.000	0	0	0	0	0	400.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	0	300.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	36.000	0	0	0	0	0	36.000
403	18	01	00	Impuesto al valor agregado	36.000	0	0	0	0	0	36.000
				Totales	**1.041.587**	**0**	**0**	**0**	**0**	**0**	**1.041.587**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119465 540155000 PROMOCIÓN A LA SALUD SEXUAL Y REPRODUCTIVA POR CICLOS DE VIDA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS DE INTERVENCIÓN Y PARTICIPACIÓN DIRIGIDAS A LA REDUCCIÓN DE LA MORTALIDAD INFANTIL, MATERNA Y EL EMBARAZO EN ADOLESCENTES, ASÍ COMO EL MEJORAMIENTO DE LA SALUD Y CALIDAD DE VIDA INDIVIDUAL Y COLECTIVA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.281.200

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540155002 IMPLEMENTACIÓN DE ACCIONES DE PREVENCIÓN EN LAS REGIONES, MEDIANTE LA DOTACIÓN DE MEDICAMENTOS E INSUMOS A LOS SERVICIOS DE ATENCIÓN INFANTIL Y SALUD SEXUAL Y REPRODUCTIVA, UBICADOS EN LA RED DE ESTABLECIMIENTOS DE SALUD PÚBLICA PARA GARANTIZAR LA ATENCIÓN A LA MADRE, NIÑOS (AS) Y ADOLESCENTES.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.280.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PROGRAMAS DE SALUD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.899.331**	**0**	**0**	**0**	**0**	**0**	**19.899.331**
402	06	00	00	Productos químicos y derivados	16.899.331	0	0	0	0	0	16.899.331
402	06	04	00	Productos farmacéuticos y medicamentos	16.899.331	0	0	0	0	0	16.899.331
402	10	00	00	Productos varios y útiles diversos	3.000.000	0	0	0	0	0	3.000.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.000.000	0	0	0	0	0	3.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**372.000**	**0**	**0**	**0**	**0**	**0**	**372.000**
403	18	00	00	Impuestos indirectos	372.000	0	0	0	0	0	372.000
403	18	01	00	Impuesto al valor agregado	372.000	0	0	0	0	0	372.000
404	**00**	**00**	**00**	**Activos reales**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
404	09	01	00	Mobiliario y equipos de oficina	30.000	0	0	0	0	0	30.000
404	09	02	00	Equipos de computación	70.000	0	0	0	0	0	70.000
				Totales	**20.371.331**	**0**	**0**	**0**	**0**	**0**	**20.371.331**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119465 540155000 PROMOCIÓN A LA SALUD SEXUAL Y REPRODUCTIVA POR CICLOS DE VIDA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS DE INTERVENCIÓN Y PARTICIPACIÓN DIRIGIDAS A LA REDUCCIÓN DE LA MORTALIDAD INFANTIL, MATERNA Y EL EMBARAZO EN ADOLESCENTES, ASÍ COMO EL MEJORAMIENTO DE LA SALUD Y CALIDAD DE VIDA INDIVIDUAL Y COLECTIVA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.281.200

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540155003 SUPERVISIÓN Y EVALUACIÓN DE LOS PROGRAMAS DE SALUD DEL PROYECTO.

UNIDAD DE MEDIDA: CONTROL **META:** 27

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PROGRAMAS DE SALUD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**112.000**	**0**	**0**	**0**	**0**	**0**	**112.000**
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	12.000	0	0	0	0	0	12.000
403	18	01	00	Impuesto al valor agregado	12.000	0	0	0	0	0	12.000
				Totales	**112.000**	**0**	**0**	**0**	**0**	**0**	**112.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119463 540156000 PROMOCIÓN DE LA CALIDAD DE VIDA Y SALUD, PREVENCIÓN DE LOS FACTORES DE RIESGO, DIAGNÓSTICO PRECOZ, ATENCIÓN INTEGRAL Y CONTROL DE LAS ENFERMEDADES CRÓNICAS NO TRANSMISIBLES (ECNT): CARDIOVASCULARES, CÁNCER, RENALES Y ENDOCRINO-METABÓLICAS DIÁBETES, SOBREPESO Y OBESIDAD) Y LAS PRODUCIDAS POR EL CONSUMO DEL TABACO.

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES NACIONALES, ESTADALES Y LOCALES PARA LA PROMOCIÓN DE LA CALIDAD DE VIDA, LA PREVENCIÓN DE LAS ENFERMEDADES Y SUS FACTORES DE RIESGO, EL DIAGNÓSTICO PRECOZ Y LA ATENCIÓN DE LA POBLACIÓN SANA, CON RIESGO, ENFERMEDAD Y/O CON ALGÚN GRADO DE DISCAPACIDAD POR ECNT.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 2.822.875

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**386.895**	**0**	**0**	**0**	**0**	**0**	**386.895**
401	01	00	00	Sueldos, salarios y otras retribuciones	298.730	0	0	0	0	0	298.730
401	01	03	00	Suplencias a empleados	55.485	0	0	0	0	0	55.485
401	01	12	00	Salarios a obreros en puestos no permanentes	55.728	0	0	0	0	0	55.728
401	01	18	00	Remuneraciones al personal contratado	168.112	0	0	0	0	0	168.112
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	19.405	0	0	0	0	0	19.405
401	04	00	00	Complementos de sueldos y salarios	23.031	0	0	0	0	0	23.031
401	04	26	00	Bono compensatorio de alimentación al personal contratado	21.965	0	0	0	0	0	21.965
401	04	27	00	Bono compensatorio de transporte al personal contratado	1.066	0	0	0	0	0	1.066
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	19.289	0	0	0	0	0	19.289
401	05	08	00	Bono vacacional al personal contratado	19.289	0	0	0	0	0	19.289
401	07	00	00	Asistencia socio-económica	44.876	0	0	0	0	0	44.876
401	07	33	00	Asistencia socio-económica al personal contratado	44.876	0	0	0	0	0	44.876
401	08	00	00	Prestaciones sociales e indemnizaciones	969	0	0	0	0	0	969
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	969	0	0	0	0	0	969
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**39.580.061**	**0**	**0**	**0**	**0**	**0**	**39.580.061**
402	06	00	00	Productos químicos y derivados	39.180.061	0	0	0	0	0	39.180.061
402	06	04	00	Productos farmacéuticos y medicamentos	39.180.061	0	0	0	0	0	39.180.061
402	10	00	00	Productos varios y útiles diversos	400.000	0	0	0	0	0	400.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	400.000	0	0	0	0	0	400.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.122.000**	**0**	**0**	**0**	**0**	**0**	**1.122.000**
403	02	00	00	Alquileres de maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	0	100.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	600.000	0	0	0	0	0	600.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	250.000	0	0	0	0	0	250.000
403	07	03	00	Relaciones sociales	250.000	0	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119463 540156000 PROMOCIÓN DE LA CALIDAD DE VIDA Y SALUD, PREVENCIÓN DE LOS FACTORES DE RIESGO, DIAGNÓSTICO PRECOZ, ATENCIÓN INTEGRAL Y CONTROL DE LAS ENFERMEDADES CRÓNICAS NO TRANSMISIBLES (ECNT): CARDIOVASCULARES, CÁNCER, RENALES Y ENDOCRINO-METABÓLICAS DIÁBETES, SOBREPESO Y OBESIDAD) Y LAS PRODUCIDAS POR EL CONSUMO DEL TABACO.

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES NACIONALES, ESTADALES Y LOCALES PARA LA PROMOCIÓN DE LA CALIDAD DE VIDA, LA PREVENCIÓN DE LAS ENFERMEDADES Y SUS FACTORES DE RIESGO, EL DIAGNÓSTICO PRECOZ Y LA ATENCIÓN DE LA POBLACIÓN SANA, CON RIESGO, ENFERMEDAD Y/O CON ALGÚN GRADO DE DISCAPACIDAD POR ECNT.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 2.822.875

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	250.000	0	0	0	0	0	250.000
403	09	01	00	Viáticos y pasajes dentro del país	250.000	0	0	0	0	0	250.000
403	18	00	00	Impuestos indirectos	172.000	0	0	0	0	0	172.000
403	18	01	00	Impuesto al valor agregado	172.000	0	0	0	0	0	172.000
404	**00**	**00**	**00**	**Activos reales**	**70.000**	**0**	**0**	**0**	**0**	**0**	**70.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	70.000	0	0	0	0	0	70.000
404	09	02	00	Equipos de computación	70.000	0	0	0	0	0	70.000
				Totales	**41.158.956**	**0**	**0**	**0**	**0**	**0**	**41.158.956**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119463 540156000 PROMOCIÓN DE LA CALIDAD DE VIDA Y SALUD, PREVENCIÓN DE LOS FACTORES DE RIESGO, DIAGNÓSTICO PRECOZ, ATENCIÓN INTEGRAL Y CONTROL DE LAS ENFERMEDADES CRÓNICAS NO TRANSMISIBLES (ECNT): CARDIOVASCULARES, CÁNCER, RENALES Y ENDOCRINO-METABÓLICAS DIÁBETES, SOBREPESO Y OBESIDAD) Y LAS PRODUCIDAS POR EL CONSUMO DEL TABACO.

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES NACIONALES, ESTADALES Y LOCALES PARA LA PROMOCIÓN DE LA CALIDAD DE VIDA, LA PREVENCIÓN DE LAS ENFERMEDADES Y SUS FACTORES DE RIESGO, EL DIAGNÓSTICO PRECOZ Y LA ATENCIÓN DE LA POBLACIÓN SANA, CON RIESGO, ENFERMEDAD Y/O CON ALGÚN GRADO DE DISCAPACIDAD POR ECNT.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA

META: 2.822.875

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119463 540156000 PROMOCIÓN DE LA CALIDAD DE VIDA Y SALUD, PREVENCIÓN DE LOS FACTORES DE RIESGO, DIAGNÓSTICO PRECOZ, ATENCIÓN INTEGRAL Y CONTROL DE LAS ENFERMEDADES CRÓNICAS NO TRANSMISIBLES (ECNT): CARDIOVASCULARES, CÁNCER, RENALES Y ENDOCRINO-METABÓLICAS DIÁBETES, SOBREPESO Y OBESIDAD) Y LAS PRODUCIDAS POR EL CONSUMO DEL TABACO.

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES NACIONALES, ESTADALES Y LOCALES PARA LA PROMOCIÓN DE LA CALIDAD DE VIDA, LA PREVENCIÓN DE LAS ENFERMEDADES Y SUS FACTORES DE RIESGO, EL DIAGNÓSTICO PRECOZ Y LA ATENCIÓN DE LA POBLACIÓN SANA, CON RIESGO, ENFERMEDAD Y/O CON ALGÚN GRADO DE DISCAPACIDAD POR ECNT.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 2.822.875

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540156001 IMPLEMENTACIÓN Y DESARROLLO DE LAS POLÍTICAS Y ESTRATEGIAS PARA LA PROMOCIÓN DE LA SALUD Y LA PREVENCIÓN DE LAS ENFERMEDADES CRÓNICAS NO TRANSMISIBLES Y EL CONSUMO DE TABACO.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 500.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PROGRAMAS DE SALUD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**386.895**	0	0	0	0	0	**386.895**
401	01	00	00	Sueldos, salarios y otras retribuciones	298.730	0	0	0	0	0	298.730
401	01	03	00	Suplencias a empleados	55.485	0	0	0	0	0	55.485
401	01	12	00	Salarios a obreros en puestos no permanentes	55.728	0	0	0	0	0	55.728
401	01	18	00	Remuneraciones al personal contratado	168.112	0	0	0	0	0	168.112
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	19.405	0	0	0	0	0	19.405
401	04	00	00	Complementos de sueldos y salarios	23.031	0	0	0	0	0	23.031
401	04	26	00	Bono compensatorio de alimentación al personal contratado	21.965	0	0	0	0	0	21.965
401	04	27	00	Bono compensatorio de transporte al personal contratado	1.066	0	0	0	0	0	1.066
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	19.289	0	0	0	0	0	19.289
401	05	08	00	Bono vacacional al personal contratado	19.289	0	0	0	0	0	19.289
401	07	00	00	Asistencia socio-económica	44.876	0	0	0	0	0	44.876
401	07	33	00	Asistencia socio-económica al personal contratado	44.876	0	0	0	0	0	44.876
401	08	00	00	Prestaciones sociales e indemnizaciones	969	0	0	0	0	0	969
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	969	0	0	0	0	0	969
403	**00**	**00**	**00**	**Servicios no personales**	**672.000**	0	0	0	0	0	**672.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	600.000	0	0	0	0	0	600.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	250.000	0	0	0	0	0	250.000
403	07	03	00	Relaciones sociales	250.000	0	0	0	0	0	250.000
403	18	00	00	Impuestos indirectos	72.000	0	0	0	0	0	72.000
403	18	01	00	Impuesto al valor agregado	72.000	0	0	0	0	0	72.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119463 540156000 PROMOCIÓN DE LA CALIDAD DE VIDA Y SALUD, PREVENCIÓN DE LOS FACTORES DE RIESGO, DIAGNÓSTICO PRECOZ, ATENCIÓN INTEGRAL Y CONTROL DE LAS ENFERMEDADES CRÓNICAS NO TRANSMISIBLES (ECNT): CARDIOVASCULARES, CÁNCER, RENALES Y ENDOCRINO-METABÓLICAS DIÁBETES, SOBREPESO Y OBESIDAD) Y LAS PRODUCIDAS POR EL CONSUMO DEL TABACO.

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES NACIONALES, ESTADALES Y LOCALES PARA LA PROMOCIÓN DE LA CALIDAD DE VIDA, LA PREVENCIÓN DE LAS ENFERMEDADES Y SUS FACTORES DE RIESGO, EL DIAGNÓSTICO PRECOZ Y LA ATENCIÓN DE LA POBLACIÓN SANA, CON RIESGO, ENFERMEDAD Y/O CON ALGÚN GRADO DE DISCAPACIDAD POR ECNT.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 2.822.875

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540156001 IMPLEMENTACIÓN Y DESARROLLO DE LAS POLÍTICAS Y ESTRATEGIAS PARA LA PROMOCIÓN DE LA SALUD Y LA PREVENCIÓN DE LAS ENFERMEDADES CRÓNICAS NO TRANSMISIBLES Y EL CONSUMO DE TABACO.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 500.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PROGRAMAS DE SALUD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**1.058.895**	**0**	**0**	**0**	**0**	**0**	**1.058.895**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119463 540156000 PROMOCIÓN DE LA CALIDAD DE VIDA Y SALUD, PREVENCIÓN DE LOS FACTORES DE RIESGO, DIAGNÓSTICO PRECOZ, ATENCIÓN INTEGRAL Y CONTROL DE LAS ENFERMEDADES CRÓNICAS NO TRANSMISIBLES (ECNT): CARDIOVASCULARES, CÁNCER, RENALES Y ENDOCRINO-METABÓLICAS DIÁBETES, SOBREPESO Y OBESIDAD) Y LAS PRODUCIDAS POR EL CONSUMO DEL TABACO.

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES NACIONALES, ESTADALES Y LOCALES PARA LA PROMOCIÓN DE LA CALIDAD DE VIDA, LA PREVENCIÓN DE LAS ENFERMEDADES Y SUS FACTORES DE RIESGO, EL DIAGNÓSTICO PRECOZ Y LA ATENCIÓN DE LA POBLACIÓN SANA, CON RIESGO, ENFERMEDAD Y/O CON ALGÚN GRADO DE DISCAPACIDAD POR ECNT.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 2.822.875

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540156002 FORTALECIMIENTO DE LOS SERVICIOS DE SALUD PRIORIZADOS DEL SPNS PARA GARANTIZAR LA ATENCIÓN INTEGRAL DE LA POBLACIÓN CON FACTORES DE RIESGOS Y ENFERMEDADES CRÓNICAS NO TRANSMISIBLES.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.000.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PROGRAMAS DE SALUD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**39.580.061**	**0**	**0**	**0**	**0**	0	**39.580.061**
402	06	00	00	Productos químicos y derivados	39.180.061	0	0	0	0	0	39.180.061
402	06	04	00	Productos farmacéuticos y medicamentos	39.180.061	0	0	0	0	0	39.180.061
402	10	00	00	Productos varios y útiles diversos	400.000	0	0	0	0	0	400.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	400.000	0	0	0	0	0	400.000
403	**00**	**00**	**00**	**Servicios no personales**	**170.000**	**0**	**0**	**0**	**0**	0	**170.000**
403	02	00	00	Alquileres de maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	70.000	0	0	0	0	0	70.000
403	18	01	00	Impuesto al valor agregado	70.000	0	0	0	0	0	70.000
404	**00**	**00**	**00**	**Activos reales**	**70.000**	**0**	**0**	**0**	**0**	0	**70.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	70.000	0	0	0	0	0	70.000
404	09	02	00	Equipos de computación	70.000	0	0	0	0	0	70.000
				Totales	**39.820.061**	**0**	**0**	**0**	**0**	0	**39.820.061**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119463 540156000 PROMOCIÓN DE LA CALIDAD DE VIDA Y SALUD, PREVENCIÓN DE LOS FACTORES DE RIESGO, DIAGNÓSTICO PRECOZ, ATENCIÓN INTEGRAL Y CONTROL DE LAS ENFERMEDADES CRÓNICAS NO TRANSMISIBLES (ECNT): CARDIOVASCULARES, CÁNCER, RENALES Y ENDOCRINO-METABÓLICAS DIÁBETES, SOBREPESO Y OBESIDAD) Y LAS PRODUCIDAS POR EL CONSUMO DEL TABACO.

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES NACIONALES, ESTADALES Y LOCALES PARA LA PROMOCIÓN DE LA CALIDAD DE VIDA, LA PREVENCIÓN DE LAS ENFERMEDADES Y SUS FACTORES DE RIESGO, EL DIAGNÓSTICO PRECOZ Y LA ATENCIÓN DE LA POBLACIÓN SANA, CON RIESGO, ENFERMEDAD Y/O CON ALGÚN GRADO DE DISCAPACIDAD POR ECNT.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 2.822.875

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540156003 CONTROL DE GESTIÓN DE LOS PROGRAMAS QUE INTEGRAN EL PROYECTO.

UNIDAD DE MEDIDA: CONTROL **META:** 65

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PROGRAMAS DE SALUD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**280.000**	0	0	0	0	0	**280.000**
403	09	00	00	Viáticos y pasajes	250.000	0	0	0	0	0	250.000
403	09	01	00	Viáticos y pasajes dentro del país	250.000	0	0	0	0	0	250.000
403	18	00	00	Impuestos indirectos	30.000	0	0	0	0	0	30.000
403	18	01	00	Impuesto al valor agregado	30.000	0	0	0	0	0	30.000
				Totales	**280.000**	0	0	0	0	0	**280.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119404 540157000 COMUNIDAD SEGURA Y VIDA PLENA.

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR POLÍTICAS Y ESTRATEGIAS DIRIGIDAS A LA PROMOCIÓN DE LA SALUD, PREVENCIÓN, ATENCIÓN INTEGRAL Y LA REHABILITACIÓN DE LOS EFECTOS DE LAS ENFERMEDADES MENTALES, ADICCIONES Y ACCIDENTES Y OTROS HECHOS VIOLENTOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.690.838

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.600.774**	0	0	0	0	0	**2.600.774**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.012.609	0	0	0	0	0	2.012.609
401	01	03	00	Suplencias a empleados	55.485	0	0	0	0	0	55.485
401	01	12	00	Salarios a obreros en puestos no permanentes	358.455	0	0	0	0	0	358.455
401	01	18	00	Remuneraciones al personal contratado	1.579.264	0	0	0	0	0	1.579.264
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	19.405	0	0	0	0	0	19.405
401	04	00	00	Complementos de sueldos y salarios	23.031	0	0	0	0	0	23.031
401	04	26	00	Bono compensatorio de alimentación al personal contratado	21.965	0	0	0	0	0	21.965
401	04	27	00	Bono compensatorio de transporte al personal contratado	1.066	0	0	0	0	0	1.066
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	519.289	0	0	0	0	0	519.289
401	05	08	00	Bono vacacional al personal contratado	519.289	0	0	0	0	0	519.289
401	07	00	00	Asistencia socio-económica	44.876	0	0	0	0	0	44.876
401	07	33	00	Asistencia socio-económica al personal contratado	44.876	0	0	0	0	0	44.876
401	08	00	00	Prestaciones sociales e indemnizaciones	969	0	0	0	0	0	969
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	969	0	0	0	0	0	969
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.648.424**	0	0	0	0	0	**4.648.424**
402	06	00	00	Productos químicos y derivados	4.648.424	0	0	0	0	0	4.648.424
402	06	04	00	Productos farmacéuticos y medicamentos	4.648.424	0	0	0	0	0	4.648.424
403	**00**	**00**	**00**	**Servicios no personales**	**83.164.000**	0	0	0	0	0	**83.164.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	850.000	0	0	0	0	0	850.000
403	07	01	00	Publicidad y propaganda	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	600.000	0	0	0	0	0	600.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	114.000	0	0	0	0	0	114.000
403	18	01	00	Impuesto al valor agregado	114.000	0	0	0	0	0	114.000
403	99	00	00	Otros servicios no personales	82.100.000	0	0	0	0	0	82.100.000
403	99	01	00	Otros servicios no personales	82.100.000	0	0	0	0	0	82.100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119404 540157000 COMUNIDAD SEGURA Y VIDA PLENA.

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR POLÍTICAS Y ESTRATEGIAS DIRIGIDAS A LA PROMOCIÓN DE LA SALUD, PREVENCIÓN, ATENCIÓN INTEGRAL Y LA REHABILITACIÓN DE LOS EFECTOS DE LAS ENFERMEDADES MENTALES, ADICCIONES Y ACCIDENTES Y OTROS HECHOS VIOLENTOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.690.838

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**90.413.198**	**0**	**0**	**0**	**0**	**0**	**90.413.198**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119404 540157000 COMUNIDAD SEGURA Y VIDA PLENA.

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR POLÍTICAS Y ESTRATEGIAS DIRIGIDAS A LA PROMOCIÓN DE LA SALUD, PREVENCIÓN, ATENCIÓN INTEGRAL Y LA REHABILITACIÓN DE LOS EFECTOS DE LAS ENFERMEDADES MENTALES, ADICCIONES Y ACCIDENTES Y OTROS HECHOS VIOLENTOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.690.838

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119404 540157000 COMUNIDAD SEGURA Y VIDA PLENA.

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR POLÍTICAS Y ESTRATEGIAS DIRIGIDAS A LA PROMOCIÓN DE LA SALUD, PREVENCIÓN, ATENCIÓN INTEGRAL Y LA REHABILITACIÓN DE LOS EFECTOS DE LAS ENFERMEDADES MENTALES, ADICCIONES Y ACCIDENTES Y OTROS HECHOS VIOLENTOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.690.838

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540157001 PROMOCIÓN DE LA CALIDAD DE VIDA Y SALUD; ASÍ COMO PREVENCIÓN PRIMARIA, PARA EL CONTROL DE LOS FACTORES DE RIESGO DE LAS ENFERMEDADES MENTALES Y TRASTORNOS ADICTIVOS, ACCIDENTES Y OTROS HECHOS VIOLENTOS.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 838

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**392.000**	**0**	**0**	**0**	**0**	**0**	**392.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	350.000	0	0	0	0	0	350.000
403	07	01	00	Publicidad y propaganda	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	42.000	0	0	0	0	0	42.000
403	18	01	00	Impuesto al valor agregado	42.000	0	0	0	0	0	42.000
				Totales	**392.000**	**0**	**0**	**0**	**0**	**0**	**392.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119404 540157000 COMUNIDAD SEGURA Y VIDA PLENA.

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR POLÍTICAS Y ESTRATEGIAS DIRIGIDAS A LA PROMOCIÓN DE LA SALUD, PREVENCIÓN, ATENCIÓN INTEGRAL Y LA REHABILITACIÓN DE LOS EFECTOS DE LAS ENFERMEDADES MENTALES, ADICCIONES Y ACCIDENTES Y OTROS HECHOS VIOLENTOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.690.838

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540157002 APOYO INTEGRAL A LOS SERVICIOS ESPECIALIZADOS EN SALUD MENTAL Y ADICCIONES UBICADOS EN LA RED DE ESTABLECIMIENTOS DE SALUD Y ESTABLECIMIENTOS PSIQUIÁTRICOS DE LARGA ESTANCIA PARA GARANTIZAR LA ATENCIÓN A PACIENTES CON ENFERMEDADES MENTALES.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 190.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.648.424**	**0**	**0**	**0**	**0**	**0**	**4.648.424**
402	06	00	00	Productos químicos y derivados	4.648.424	0	0	0	0	0	4.648.424
402	06	04	00	Productos farmacéuticos y medicamentos	4.648.424	0	0	0	0	0	4.648.424
403	**00**	**00**	**00**	**Servicios no personales**	**82.100.000**	**0**	**0**	**0**	**0**	**0**	**82.100.000**
403	99	00	00	Otros servicios no personales	82.100.000	0	0	0	0	0	82.100.000
403	99	01	00	Otros servicios no personales	82.100.000	0	0	0	0	0	82.100.000
				Totales	**86.748.424**	**0**	**0**	**0**	**0**	**0**	**86.748.424**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119404 540157000 COMUNIDAD SEGURA Y VIDA PLENA.

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR POLÍTICAS Y ESTRATEGIAS DIRIGIDAS A LA PROMOCIÓN DE LA SALUD, PREVENCIÓN, ATENCIÓN INTEGRAL Y LA REHABILITACIÓN DE LOS EFECTOS DE LAS ENFERMEDADES MENTALES, ADICCIONES Y ACCIDENTES Y OTROS HECHOS VIOLENTOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.690.838

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540157003 OPERACIONALIZACIÓN DE LA EXPEDICIÓN DEL CERTIFICADO MÉDICO DE SALUD INTEGRAL PARA CONDUCIR VEHÍCULOS A MOTOR.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.500.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.600.774**	0	0	0	0	0	**2.600.774**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.012.609	0	0	0	0	0	2.012.609
401	01	03	00	Suplencias a empleados	55.485	0	0	0	0	0	55.485
401	01	12	00	Salarios a obreros en puestos no permanentes	358.455	0	0	0	0	0	358.455
401	01	18	00	Remuneraciones al personal contratado	1.579.264	0	0	0	0	0	1.579.264
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	19.405	0	0	0	0	0	19.405
401	04	00	00	Complementos de sueldos y salarios	23.031	0	0	0	0	0	23.031
401	04	26	00	Bono compensatorio de alimentación al personal contratado	21.965	0	0	0	0	0	21.965
401	04	27	00	Bono compensatorio de transporte al personal contratado	1.066	0	0	0	0	0	1.066
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	519.289	0	0	0	0	0	519.289
401	05	08	00	Bono vacacional al personal contratado	519.289	0	0	0	0	0	519.289
401	07	00	00	Asistencia socio-económica	44.876	0	0	0	0	0	44.876
401	07	33	00	Asistencia socio-económica al personal contratado	44.876	0	0	0	0	0	44.876
401	08	00	00	Prestaciones sociales e indemnizaciones	969	0	0	0	0	0	969
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	969	0	0	0	0	0	969
403	**00**	**00**	**00**	**Servicios no personales**	**560.000**	0	0	0	0	0	**560.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	500.000	0	0	0	0	0	500.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	0	60.000
				Totales	**3.160.774**	0	0	0	0	0	**3.160.774**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119404 540157000 COMUNIDAD SEGURA Y VIDA PLENA.

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR POLÍTICAS Y ESTRATEGIAS DIRIGIDAS A LA PROMOCIÓN DE LA SALUD, PREVENCIÓN, ATENCIÓN INTEGRAL Y LA REHABILITACIÓN DE LOS EFECTOS DE LAS ENFERMEDADES MENTALES, ADICCIONES Y ACCIDENTES Y OTROS HECHOS VIOLENTOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.690.838

RESPONSABLE/EJECUTOR: PROGRAMAS DE SALUD **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540157004 SUPERVISIÓN Y EVALUACIÓN DE LOS PROGRAMAS DE SALUD DEL PROYECTO.

UNIDAD DE MEDIDA: CONTROL **META:** 50

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE PROGRAMAS DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**112.000**	**0**	**0**	**0**	**0**	**0**	**112.000**
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	12.000	0	0	0	0	0	12.000
403	18	01	00	Impuesto al valor agregado	12.000	0	0	0	0	0	12.000
				Totales	**112.000**	**0**	**0**	**0**	**0**	**0**	**112.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**239.066.975**	0	0	**28.424.269**	0	0	**267.491.244**
401	01	00	00	Sueldos, salarios y otras retribuciones	123.656.489	0	0	0	0	0	123.656.489
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	60.166.316	0	0	0	0	0	60.166.316
401	01	03	00	Suplencias a empleados	10.772.857	0	0	0	0	0	10.772.857
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	34.761.080	0	0	0	0	0	34.761.080
401	01	13	00	Suplencias a obreros	17.956.236	0	0	0	0	0	17.956.236
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	21.714.556	0	0	0	0	0	21.714.556
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	14.488.140	0	0	0	0	0	14.488.140
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	7.226.416	0	0	0	0	0	7.226.416
401	03	00	00	Primas	25.259.887	0	0	0	0	0	25.259.887
401	03	01	00	Primas por mérito a empleados	25.716	0	0	0	0	0	25.716
401	03	02	00	Primas de transporte a empleados	657.516	0	0	0	0	0	657.516
401	03	04	00	Primas por hijos a empleados	215.380	0	0	0	0	0	215.380
401	03	08	00	Primas de profesionalización a empleados	3.515.488	0	0	0	0	0	3.515.488
401	03	09	00	Primas por antigüedad a empleados	503.620	0	0	0	0	0	503.620
401	03	17	00	Primas de transporte a obreros	500.080	0	0	0	0	0	500.080
401	03	19	00	Primas por hijos de obreros	108.928	0	0	0	0	0	108.928
401	03	21	00	Primas por antigüedad a obreros	561.476	0	0	0	0	0	561.476
401	03	97	00	Otras primas a empleados	11.726.300	0	0	0	0	0	11.726.300
401	03	98	00	Otras primas a obreros	7.445.383	0	0	0	0	0	7.445.383
401	04	00	00	Complementos de sueldos y salarios	31.114.316	0	0	0	0	0	31.114.316
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	970.000	0	0	0	0	0	970.000
401	04	02	00	Complemento a empleados por trabajo nocturno	10.264.444	0	0	0	0	0	10.264.444
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	163.960	0	0	0	0	0	163.960
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	3.174.132	0	0	0	0	0	3.174.132
401	04	16	00	Complemento a obreros por gastos de alimentación	41.508	0	0	0	0	0	41.508
401	04	96	00	Otros complementos a empleados	11.464.032	0	0	0	0	0	11.464.032
401	04	97	00	Otros complementos a obreros	5.036.240	0	0	0	0	0	5.036.240

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA

META: 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	13.943.828	0	0	24.710.936	0	0	38.654.764
401	05	01	00	Aguinaldos a empleados	0	0	0	6.552.630	0	0	6.552.630
401	05	03	00	Bono vacacional a empleados	8.423.556	0	0	0	0	0	8.423.556
401	05	04	00	Aguinaldos a obreros	0	0	0	18.158.306	0	0	18.158.306
401	05	06	00	Bono vacacional a obreros	5.520.272	0	0	0	0	0	5.520.272
401	06	00	00	Aportes patronales y legales	11.931.796	0	0	2.741.056	0	0	14.672.852
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.672.643	0	0	1.214.781	0	0	5.887.424
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.356.400	0	0	348.780	0	0	1.705.180
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.096.369	0	0	392.499	0	0	1.488.868
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	860.713	0	0	392.499	0	0	1.253.212
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.610.467	0	0	392.497	0	0	3.002.964
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	634.772	0	0	0	0	0	634.772
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	700.432	0	0	0	0	0	700.432
401	07	00	00	Asistencia socio-económica	11.446.103	0	0	972.277	0	0	12.418.380
401	07	02	00	Becas a empleados	300.800	0	0	0	0	0	300.800
401	07	03	00	Ayudas por matrimonio a empleados	61.652	0	0	0	0	0	61.652
401	07	04	00	Ayudas por nacimiento de hijos a empleados	42.564	0	0	0	0	0	42.564
401	07	05	00	Ayudas por defunción a empleados	382.616	0	0	0	0	0	382.616
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	5.370.639	0	0	828.421	0	0	6.199.060
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	507.952	0	0	0	0	0	507.952
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	148.510	0	0	0	0	0	148.510
401	07	10	00	Dotación de uniformes a empleados	266.200	0	0	0	0	0	266.200
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	540.000	0	0	0	0	0	540.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	88.500	0	0	0	0	0	88.500
401	07	18	00	Becas a obreros	229.286	0	0	0	0	0	229.286
401	07	19	00	Ayudas por matrimonio de obreros	16.504	0	0	0	0	0	16.504
401	07	20	00	Ayudas por nacimiento de hijos de obreros	47.988	0	0	0	0	0	47.988

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	21	00	Ayudas por defunción a obreros	58.400	0	0	0	0	0	58.400
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.009.828	0	0	143.856	0	0	2.153.684
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	152.461	0	0	0	0	0	152.461
401	07	26	00	Dotación de uniformes a obreros	436.934	0	0	0	0	0	436.934
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	94.901	0	0	0	0	0	94.901
401	07	96	00	Otras subvenciones a empleados	509.712	0	0	0	0	0	509.712
401	07	97	00	Otras subvenciones a obreros	180.656	0	0	0	0	0	180.656
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.870.982**	**0**	**0**	**0**	**0**	**0**	**16.870.982**
402	01	00	00	Productos alimenticios y agropecuarios	1.915.083	0	0	0	0	0	1.915.083
402	01	01	00	Alimentos y bebidas para personas	1.915.083	0	0	0	0	0	1.915.083
402	03	00	00	Textiles y vestuarios	95.148	0	0	0	0	0	95.148
402	03	01	00	Textiles	17.352	0	0	0	0	0	17.352
402	03	02	00	Prendas de vestir	77.796	0	0	0	0	0	77.796
402	04	00	00	Productos de cuero y caucho	201.630	0	0	0	0	0	201.630
402	04	03	00	Cauchos y tripas para vehículos	201.630	0	0	0	0	0	201.630
402	05	00	00	Productos de papel, cartón e impresos	456.369	0	0	0	0	0	456.369
402	05	01	00	Pulpa de madera, papel y cartón	115.000	0	0	0	0	0	115.000
402	05	03	00	Productos de papel y cartón para oficina	180.757	0	0	0	0	0	180.757
402	05	04	00	Libros, revistas y periódicos	1.000	0	0	0	0	0	1.000
402	05	05	00	Material de enseñanza	1.000	0	0	0	0	0	1.000
402	05	06	00	Productos de papel y cartón para computación	74.376	0	0	0	0	0	74.376
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	61.236	0	0	0	0	0	61.236
402	05	99	00	Otros productos de pulpa, papel y cartón	23.000	0	0	0	0	0	23.000
402	06	00	00	Productos químicos y derivados	7.203.679	0	0	0	0	0	7.203.679
402	06	01	00	Sustancias químicas y de uso industrial	49.710	0	0	0	0	0	49.710
402	06	02	00	Abonos, plaguicidas y otros	15.720	0	0	0	0	0	15.720
402	06	03	00	Tintas, pinturas y colorantes	125.000	0	0	0	0	0	125.000
402	06	04	00	Productos farmacéuticos y medicamentos	5.966.712	0	0	0	0	0	5.966.712

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	81.360	0	0	0	0	0	81.360
402	06	08	00	Productos plásticos	18.430	0	0	0	0	0	18.430
402	06	99	00	Otros productos de la industria química y conexos	946.747	0	0	0	0	0	946.747
402	07	00	00	Productos minerales no metálicos	45.436	0	0	0	0	0	45.436
402	07	02	00	Vidrios y productos de vidrio	15.300	0	0	0	0	0	15.300
402	07	04	00	Cemento, cal y yeso	23.136	0	0	0	0	0	23.136
402	07	99	00	Otros productos minerales no metálicos	7.000	0	0	0	0	0	7.000
402	08	00	00	Productos metálicos	423.699	0	0	0	0	0	423.699
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	51.364	0	0	0	0	0	51.364
402	08	09	00	Repuestos y accesorios para equipos de transporte	325.003	0	0	0	0	0	325.003
402	08	10	00	Repuestos y accesorios para otros equipos	46.332	0	0	0	0	0	46.332
402	08	99	00	Otros productos metálicos	1.000	0	0	0	0	0	1.000
402	09	00	00	Productos de madera	37.800	0	0	0	0	0	37.800
402	09	01	00	Productos primarios de madera	37.800	0	0	0	0	0	37.800
402	10	00	00	Productos varios y útiles diversos	6.492.138	0	0	0	0	0	6.492.138
402	10	02	00	Materiales y útiles de limpieza y aseo	158.771	0	0	0	0	0	158.771
402	10	03	00	Utensilios de cocina y comedor	35.000	0	0	0	0	0	35.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.734.806	0	0	0	0	0	5.734.806
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	98.510	0	0	0	0	0	98.510
402	10	07	00	Productos de seguridad en el trabajo	59.289	0	0	0	0	0	59.289
402	10	08	00	Materiales para equipos de computación	131.266	0	0	0	0	0	131.266
402	10	11	00	Materiales eléctricos	159.043	0	0	0	0	0	159.043
402	10	12	00	Materiales para instalaciones sanitarias	40.000	0	0	0	0	0	40.000
402	10	13	00	Materiales fotográficos	60.000	0	0	0	0	0	60.000
402	10	99	00	Otros productos y útiles diversos	15.453	0	0	0	0	0	15.453
403	**00**	**00**	**00**	**Servicios no personales**	**4.681.877**	**0**	**0**	**0**	**0**	**0**	**4.681.877**
403	04	00	00	Servicios básicos	35.322	0	0	0	0	0	35.322
403	04	02	00	Gas	35.322	0	0	0	0	0	35.322

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	8.200	0	0	0	0	0	8.200
403	06	01	00	Fletes y embalajes	7.000	0	0	0	0	0	7.000
403	06	04	00	Peaje	500	0	0	0	0	0	500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	700	0	0	0	0	0	700
403	07	00	00	Servicios de información, impresión y relaciones públicas	41.173	0	0	0	0	0	41.173
403	07	01	00	Publicidad y propaganda	262	0	0	0	0	0	262
403	07	02	00	Imprenta y reproducción	40.911	0	0	0	0	0	40.911
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	17.824	0	0	0	0	0	17.824
403	08	02	00	Comisiones y gastos bancarios	17.824	0	0	0	0	0	17.824
403	09	00	00	Viáticos y pasajes	390.839	0	0	0	0	0	390.839
403	09	01	00	Viáticos y pasajes dentro del país	390.839	0	0	0	0	0	390.839
403	10	00	00	Servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	10	03	00	Servicios de procesamiento de datos	2.000	0	0	0	0	0	2.000
403	10	09	00	Servicios de lavandería y tintorería	3.000	0	0	0	0	0	3.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.039.978	0	0	0	0	0	1.039.978
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	439.000	0	0	0	0	0	439.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	271.908	0	0	0	0	0	271.908
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	259.070	0	0	0	0	0	259.070
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	70.000	0	0	0	0	0	70.000
403	12	00	00	Conservación y reparaciones menores de obras	210.802	0	0	0	0	0	210.802
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	210.802	0	0	0	0	0	210.802
403	18	00	00	Impuestos indirectos	2.812.739	0	0	0	0	0	2.812.739
403	18	01	00	Impuesto al valor agregado	2.812.739	0	0	0	0	0	2.812.739
403	99	00	00	Otros servicios no personales	120.000	0	0	0	0	0	120.000
403	99	01	00	Otros servicios no personales	120.000	0	0	0	0	0	120.000
404	**00**	**00**	**00**	**Activos reales**	**1.820.062**	**0**	**0**	**0**	**0**	**0**	**1.820.062**
404	01	00	00	Repuestos y reparaciones mayores	634.936	0	0	0	0	0	634.936
404	01	01	00	Repuestos mayores	131.092	0	0	0	0	0	131.092

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA

META: 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	61.092	0	0	0	0	0	61.092
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	70.000	0	0	0	0	0	70.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	503.844	0	0	0	0	0	503.844
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	35.000	0	0	0	0	0	35.000
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	323.844	0	0	0	0	0	323.844
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	145.000	0	0	0	0	0	145.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	42.084	0	0	0	0	0	42.084
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	42.084	0	0	0	0	0	42.084
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
404	05	01	00	Equipos de telecomunicaciones	5.000	0	0	0	0	0	5.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	744.192	0	0	0	0	0	744.192
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	724.192	0	0	0	0	0	724.192
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	20.000	0	0	0	0	0	20.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	65.000	0	0	0	0	0	65.000
404	07	01	00	Equipos científicos y de laboratorio	65.000	0	0	0	0	0	65.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	328.850	0	0	0	0	0	328.850
404	09	01	00	Mobiliario y equipos de oficina	23.187	0	0	0	0	0	23.187
404	09	02	00	Equipos de computación	155.663	0	0	0	0	0	155.663
404	09	03	00	Mobiliario y equipos de alojamiento	150.000	0	0	0	0	0	150.000
				Totales	**262.439.896**	**0**	**0**	**28.424.269**	**0**	**0**	**290.864.165**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA

META: 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540158001 ATENCIÓN EN SALUD PREVENTIVA Y ESPECIALIZADA A TRAVÉS DE LA RED AMBULATORIA DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: CONSULTA **META:** 1.076.536

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**31.689.676**	**0**	**0**	**5.318.636**	**0**	**0**	**37.008.312**
401	01	00	00	Sueldos, salarios y otras retribuciones	18.082.012	0	0	0	0	0	18.082.012
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	9.144.068	0	0	0	0	0	9.144.068
401	01	03	00	Suplencias a empleados	1.587.512	0	0	0	0	0	1.587.512
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.825.608	0	0	0	0	0	4.825.608
401	01	13	00	Suplencias a obreros	2.524.824	0	0	0	0	0	2.524.824
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.898.416	0	0	0	0	0	2.898.416
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.971.996	0	0	0	0	0	1.971.996
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	926.420	0	0	0	0	0	926.420
401	03	00	00	Primas	2.739.260	0	0	0	0	0	2.739.260
401	03	02	00	Primas de transporte a empleados	85.692	0	0	0	0	0	85.692
401	03	04	00	Primas por hijos a empleados	33.880	0	0	0	0	0	33.880
401	03	08	00	Primas de profesionalización a empleados	489.568	0	0	0	0	0	489.568
401	03	09	00	Primas por antigüedad a empleados	65.468	0	0	0	0	0	65.468
401	03	17	00	Primas de transporte a obreros	65.724	0	0	0	0	0	65.724
401	03	19	00	Primas por hijos de obreros	9.120	0	0	0	0	0	9.120
401	03	21	00	Primas por antigüedad a obreros	45.692	0	0	0	0	0	45.692
401	03	97	00	Otras primas a empleados	1.245.516	0	0	0	0	0	1.245.516
401	03	98	00	Otras primas a obreros	698.600	0	0	0	0	0	698.600
401	04	00	00	Complementos de sueldos y salarios	2.383.044	0	0	0	0	0	2.383.044
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	83.200	0	0	0	0	0	83.200
401	04	02	00	Complemento a empleados por trabajo nocturno	958.812	0	0	0	0	0	958.812
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	8.348	0	0	0	0	0	8.348

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540158001 ATENCIÓN EN SALUD PREVENTIVA Y ESPECIALIZADA A TRAVÉS DE LA RED AMBULATORIA DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: CONSULTA **META:** 1.076.536

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	370.948	0	0	0	0	0	370.948
401	04	16	00	Complemento a obreros por gastos de alimentación	3.180	0	0	0	0	0	3.180
401	04	96	00	Otros complementos a empleados	689.580	0	0	0	0	0	689.580
401	04	97	00	Otros complementos a obreros	268.976	0	0	0	0	0	268.976
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.781.716	0	0	5.318.636	0	0	7.100.352
401	05	01	00	Aguinaldos a empleados	0	0	0	3.359.978	0	0	3.359.978
401	05	03	00	Bono vacacional a empleados	975.816	0	0	0	0	0	975.816
401	05	04	00	Aguinaldos a obreros	0	0	0	1.958.658	0	0	1.958.658
401	05	06	00	Bono vacacional a obreros	805.900	0	0	0	0	0	805.900
401	06	00	00	Aportes patronales y legales	2.243.500	0	0	0	0	0	2.243.500
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	952.200	0	0	0	0	0	952.200
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	268.860	0	0	0	0	0	268.860
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	186.468	0	0	0	0	0	186.468
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	196.044	0	0	0	0	0	196.044
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	357.184	0	0	0	0	0	357.184
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	198.164	0	0	0	0	0	198.164
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	84.580	0	0	0	0	0	84.580
401	07	00	00	Asistencia socio-económica	1.561.728	0	0	0	0	0	1.561.728
401	07	02	00	Becas a empleados	31.600	0	0	0	0	0	31.600
401	07	03	00	Ayudas por matrimonio a empleados	34.200	0	0	0	0	0	34.200
401	07	04	00	Ayudas por nacimiento de hijos a empleados	18.000	0	0	0	0	0	18.000
401	07	05	00	Ayudas por defunción a empleados	21.500	0	0	0	0	0	21.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	621.776	0	0	0	0	0	621.776

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540158001 ATENCIÓN EN SALUD PREVENTIVA Y ESPECIALIZADA A TRAVÉS DE LA RED AMBULATORIA DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: CONSULTA **META:** 1.076.536

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	14.472	0	0	0	0	0	14.472
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	20.000	0	0	0	0	0	20.000
401	07	10	00	Dotación de uniformes a empleados	32.800	0	0	0	0	0	32.800
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	100.000	0	0	0	0	0	100.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	16.200	0	0	0	0	0	16.200
401	07	18	00	Becas a obreros	16.200	0	0	0	0	0	16.200
401	07	19	00	Ayudas por matrimonio de obreros	5.060	0	0	0	0	0	5.060
401	07	20	00	Ayudas por nacimiento de hijos de obreros	7.920	0	0	0	0	0	7.920
401	07	21	00	Ayudas por defunción a obreros	22.000	0	0	0	0	0	22.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	250.028	0	0	0	0	0	250.028
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	59.136	0	0	0	0	0	59.136
401	07	26	00	Dotación de uniformes a obreros	94.874	0	0	0	0	0	94.874
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	13.510	0	0	0	0	0	13.510
401	07	96	00	Otras subvenciones a empleados	160.000	0	0	0	0	0	160.000
401	07	97	00	Otras subvenciones a obreros	22.452	0	0	0	0	0	22.452
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**4.342.823**	**0**	**0**	**0**	**0**	**0**	**4.342.823**
402	03	00	00	Textiles y vestuarios	7.352	0	0	0	0	0	7.352
402	03	01	00	Textiles	7.352	0	0	0	0	0	7.352
402	04	00	00	Productos de cuero y caucho	35.674	0	0	0	0	0	35.674
402	04	03	00	Cauchos y tripas para vehículos	35.674	0	0	0	0	0	35.674
402	05	00	00	Productos de papel, cartón e impresos	172.708	0	0	0	0	0	172.708
402	05	01	00	Pulpa de madera, papel y cartón	30.000	0	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	80.332	0	0	0	0	0	80.332

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540158001 ATENCIÓN EN SALUD PREVENTIVA Y ESPECIALIZADA A TRAVÉS DE LA RED AMBULATORIA DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: CONSULTA **META:** 1.076.536

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	06	00	Productos de papel y cartón para computación	24.376	0	0	0	0	0	24.376
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	35.000	0	0	0	0	0	35.000
402	05	99	00	Otros productos de pulpa, papel y cartón	3.000	0	0	0	0	0	3.000
402	06	00	00	Productos químicos y derivados	2.315.635	0	0	0	0	0	2.315.635
402	06	01	00	Sustancias químicas y de uso industrial	20.000	0	0	0	0	0	20.000
402	06	02	00	Abonos, plaguicidas y otros	2.000	0	0	0	0	0	2.000
402	06	03	00	Tintas, pinturas y colorantes	90.000	0	0	0	0	0	90.000
402	06	04	00	Productos farmacéuticos y medicamentos	1.748.888	0	0	0	0	0	1.748.888
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	06	99	00	Otros productos de la industria química y conexos	446.747	0	0	0	0	0	446.747
402	07	00	00	Productos minerales no metálicos	28.136	0	0	0	0	0	28.136
402	07	02	00	Vidrios y productos de vidrio	8.000	0	0	0	0	0	8.000
402	07	04	00	Cemento, cal y yeso	18.136	0	0	0	0	0	18.136
402	07	99	00	Otros productos minerales no metálicos	2.000	0	0	0	0	0	2.000
402	08	00	00	Productos metálicos	61.018	0	0	0	0	0	61.018
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.000	0	0	0	0	0	5.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	49.686	0	0	0	0	0	49.686
402	08	10	00	Repuestos y accesorios para otros equipos	6.332	0	0	0	0	0	6.332
402	09	00	00	Productos de madera	5.000	0	0	0	0	0	5.000
402	09	01	00	Productos primarios de madera	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	1.717.300	0	0	0	0	0	1.717.300
402	10	02	00	Materiales y útiles de limpieza y aseo	103.696	0	0	0	0	0	103.696
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.531.492	0	0	0	0	0	1.531.492

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540158001 ATENCIÓN EN SALUD PREVENTIVA Y ESPECIALIZADA A TRAVÉS DE LA RED AMBULATORIA DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: CONSULTA **META:** 1.076.536

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.800	0	0	0	0	0	6.800
402	10	07	00	Productos de seguridad en el trabajo	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	8.988	0	0	0	0	0	8.988
402	10	11	00	Materiales eléctricos	17.324	0	0	0	0	0	17.324
402	10	12	00	Materiales para instalaciones sanitarias	9.000	0	0	0	0	0	9.000
402	10	13	00	Materiales fotográficos	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.063.241**	**0**	**0**	**0**	**0**	**0**	**1.063.241**
403	04	00	00	Servicios básicos	9.000	0	0	0	0	0	9.000
403	04	02	00	Gas	9.000	0	0	0	0	0	9.000
403	06	00	00	Servicios de transporte y almacenaje	2.000	0	0	0	0	0	2.000
403	06	01	00	Fletes y embalajes	2.000	0	0	0	0	0	2.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.360	0	0	0	0	0	3.360
403	07	02	00	Imprenta y reproducción	3.360	0	0	0	0	0	3.360
403	09	00	00	Viáticos y pasajes	58.019	0	0	0	0	0	58.019
403	09	01	00	Viáticos y pasajes dentro del país	58.019	0	0	0	0	0	58.019
403	10	00	00	Servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	10	03	00	Servicios de procesamiento de datos	2.000	0	0	0	0	0	2.000
403	10	09	00	Servicios de lavandería y tintorería	3.000	0	0	0	0	0	3.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	317.354	0	0	0	0	0	317.354
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	106.876	0	0	0	0	0	106.876
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	71.908	0	0	0	0	0	71.908
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	108.570	0	0	0	0	0	108.570

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540158001 ATENCIÓN EN SALUD PREVENTIVA Y ESPECIALIZADA A TRAVÉS DE LA RED AMBULATORIA DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: CONSULTA **META:** 1.076.536

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	12	00	00	Conservación y reparaciones menores de obras	150.000	0	0	0	0	0	150.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	150.000	0	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	448.508	0	0	0	0	0	448.508
403	18	01	00	Impuesto al valor agregado	448.508	0	0	0	0	0	448.508
403	99	00	00	Otros servicios no personales	70.000	0	0	0	0	0	70.000
403	99	01	00	Otros servicios no personales	70.000	0	0	0	0	0	70.000
404	**00**	**00**	**00**	**Activos reales**	**528.915**	**0**	**0**	**0**	**0**	**0**	**528.915**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	495.860	0	0	0	0	0	495.860
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	495.860	0	0	0	0	0	495.860
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	33.055	0	0	0	0	0	33.055
404	09	02	00	Equipos de computación	33.055	0	0	0	0	0	33.055
				Totales	**37.624.655**	**0**	**0**	**5.318.636**	**0**	**0**	**42.943.291**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540158002 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS EN EL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 553.561

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**9.112.012**	**0**	**0**	**1.529.166**	**0**	**0**	**10.641.178**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.994.400	0	0	0	0	0	4.994.400
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.632.440	0	0	0	0	0	1.632.440
401	01	03	00	Suplencias a empleados	134.800	0	0	0	0	0	134.800
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.985.000	0	0	0	0	0	2.985.000
401	01	13	00	Suplencias a obreros	242.160	0	0	0	0	0	242.160
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.438.460	0	0	0	0	0	1.438.460
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	639.596	0	0	0	0	0	639.596
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	798.864	0	0	0	0	0	798.864
401	03	00	00	Primas	611.712	0	0	0	0	0	611.712
401	03	01	00	Primas por mérito a empleados	18.268	0	0	0	0	0	18.268
401	03	02	00	Primas de transporte a empleados	25.872	0	0	0	0	0	25.872
401	03	04	00	Primas por hijos a empleados	7.720	0	0	0	0	0	7.720
401	03	08	00	Primas de profesionalización a empleados	54.240	0	0	0	0	0	54.240
401	03	09	00	Primas por antigüedad a empleados	17.244	0	0	0	0	0	17.244
401	03	17	00	Primas de transporte a obreros	40.720	0	0	0	0	0	40.720
401	03	19	00	Primas por hijos de obreros	1.084	0	0	0	0	0	1.084
401	03	21	00	Primas por antigüedad a obreros	39.104	0	0	0	0	0	39.104
401	03	97	00	Otras primas a empleados	192.868	0	0	0	0	0	192.868
401	03	98	00	Otras primas a obreros	214.592	0	0	0	0	0	214.592
401	04	00	00	Complementos de sueldos y salarios	147.372	0	0	0	0	0	147.372
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	36.800	0	0	0	0	0	36.800
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	53.152	0	0	0	0	0	53.152

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540158002 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS EN EL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 553.561

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	36.388	0	0	0	0	0	36.388
401	04	16	00	Complemento a obreros por gastos de alimentación	188	0	0	0	0	0	188
401	04	97	00	Otros complementos a obreros	20.844	0	0	0	0	0	20.844
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	584.720	0	0	1.529.166	0	0	2.113.886
401	05	01	00	Aguinaldos a empleados	0	0	0	543.519	0	0	543.519
401	05	03	00	Bono vacacional a empleados	299.720	0	0	0	0	0	299.720
401	05	04	00	Aguinaldos a obreros	0	0	0	985.647	0	0	985.647
401	05	06	00	Bono vacacional a obreros	285.000	0	0	0	0	0	285.000
401	06	00	00	Aportes patronales y legales	514.912	0	0	0	0	0	514.912
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	76.100	0	0	0	0	0	76.100
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	41.200	0	0	0	0	0	41.200
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	17.860	0	0	0	0	0	17.860
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	21.972	0	0	0	0	0	21.972
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	294.452	0	0	0	0	0	294.452
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	19.424	0	0	0	0	0	19.424
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	43.904	0	0	0	0	0	43.904
401	07	00	00	Asistencia socio-económica	820.436	0	0	0	0	0	820.436
401	07	02	00	Becas a empleados	10.200	0	0	0	0	0	10.200
401	07	03	00	Ayudas por matrimonio a empleados	1.652	0	0	0	0	0	1.652
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.200	0	0	0	0	0	1.200
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	285.192	0	0	0	0	0	285.192
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	21.132	0	0	0	0	0	21.132
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	15.960	0	0	0	0	0	15.960

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540158002 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS EN EL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 553.561

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	10	00	Dotación de uniformes a empleados	24.400	0	0	0	0	0	24.400
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	40.000	0	0	0	0	0	40.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	10.800	0	0	0	0	0	10.800
401	07	18	00	Becas a obreros	22.770	0	0	0	0	0	22.770
401	07	19	00	Ayudas por matrimonio de obreros	4.140	0	0	0	0	0	4.140
401	07	20	00	Ayudas por nacimiento de hijos de obreros	32.256	0	0	0	0	0	32.256
401	07	21	00	Ayudas por defunción a obreros	26.400	0	0	0	0	0	26.400
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	177.384	0	0	0	0	0	177.384
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	28.750	0	0	0	0	0	28.750
401	07	26	00	Dotación de uniformes a obreros	55.660	0	0	0	0	0	55.660
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	43.680	0	0	0	0	0	43.680
401	07	97	00	Otras subvenciones a obreros	18.860	0	0	0	0	0	18.860
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**514.102**	**0**	**0**	**0**	**0**	**0**	**514.102**
402	01	00	00	Productos alimenticios y agropecuarios	17.423	0	0	0	0	0	17.423
402	01	01	00	Alimentos y bebidas para personas	17.423	0	0	0	0	0	17.423
402	03	00	00	Textiles y vestuarios	67.796	0	0	0	0	0	67.796
402	03	02	00	Prendas de vestir	67.796	0	0	0	0	0	67.796
402	04	00	00	Productos de cuero y caucho	79.143	0	0	0	0	0	79.143
402	04	03	00	Cauchos y tripas para vehículos	79.143	0	0	0	0	0	79.143
402	05	00	00	Productos de papel, cartón e impresos	38.255	0	0	0	0	0	38.255
402	05	01	00	Pulpa de madera, papel y cartón	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	27.019	0	0	0	0	0	27.019
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.236	0	0	0	0	0	6.236

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540158002 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS EN EL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 553.561

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	53.510	0	0	0	0	0	53.510
402	06	02	00	Abonos, plaguicidas y otros	11.720	0	0	0	0	0	11.720
402	06	03	00	Tintas, pinturas y colorantes	15.000	0	0	0	0	0	15.000
402	06	06	00	Combustibles y lubricantes	23.360	0	0	0	0	0	23.360
402	06	08	00	Productos plásticos	3.430	0	0	0	0	0	3.430
402	07	00	00	Productos minerales no metálicos	2.300	0	0	0	0	0	2.300
402	07	02	00	Vidrios y productos de vidrio	2.300	0	0	0	0	0	2.300
402	08	00	00	Productos metálicos	191.228	0	0	0	0	0	191.228
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	16.364	0	0	0	0	0	16.364
402	08	09	00	Repuestos y accesorios para equipos de transporte	163.864	0	0	0	0	0	163.864
402	08	10	00	Repuestos y accesorios para otros equipos	10.000	0	0	0	0	0	10.000
402	08	99	00	Otros productos metálicos	1.000	0	0	0	0	0	1.000
402	09	00	00	Productos de madera	2.800	0	0	0	0	0	2.800
402	09	01	00	Productos primarios de madera	2.800	0	0	0	0	0	2.800
402	10	00	00	Productos varios y útiles diversos	61.647	0	0	0	0	0	61.647
402	10	02	00	Materiales y útiles de limpieza y aseo	5.075	0	0	0	0	0	5.075
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000	0	0	0	0	0	2.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	0	15.000
402	10	07	00	Productos de seguridad en el trabajo	13.160	0	0	0	0	0	13.160
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
402	10	11	00	Materiales eléctricos	4.912	0	0	0	0	0	4.912
402	10	12	00	Materiales para instalaciones sanitarias	1.000	0	0	0	0	0	1.000
402	10	99	00	Otros productos y útiles diversos	500	0	0	0	0	0	500
403	**00**	**00**	**00**	**Servicios no personales**	**1.704.045**	**0**	**0**	**0**	**0**	0	**1.704.045**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540158002 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS EN EL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 553.561

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	500	0	0	0	0	0	500
403	06	04	00	Peaje	500	0	0	0	0	0	500
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.813	0	0	0	0	0	17.813
403	07	01	00	Publicidad y propaganda	262	0	0	0	0	0	262
403	07	02	00	Imprenta y reproducción	17.551	0	0	0	0	0	17.551
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.000	0	0	0	0	0	3.000
403	08	02	00	Comisiones y gastos bancarios	3.000	0	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	220.000	0	0	0	0	0	220.000
403	09	01	00	Viáticos y pasajes dentro del país	220.000	0	0	0	0	0	220.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	232.624	0	0	0	0	0	232.624
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	232.124	0	0	0	0	0	232.124
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	500	0	0	0	0	0	500
403	18	00	00	Impuestos indirectos	1.230.108	0	0	0	0	0	1.230.108
403	18	01	00	Impuesto al valor agregado	1.230.108	0	0	0	0	0	1.230.108
404	**00**	**00**	**00**	**Activos reales**	**110.271**	**0**	**0**	**0**	**0**	0	**110.271**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	42.084	0	0	0	0	0	42.084
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	42.084	0	0	0	0	0	42.084
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	68.187	0	0	0	0	0	68.187
404	09	01	00	Mobiliario y equipos de oficina	8.187	0	0	0	0	0	8.187
404	09	02	00	Equipos de computación	50.000	0	0	0	0	0	50.000
404	09	03	00	Mobiliario y equipos de alojamiento	10.000	0	0	0	0	0	10.000
				Totales	**11.440.430**	**0**	**0**	**1.529.166**	**0**	0	**12.969.596**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540158003 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ACUDE A LOS CENTROS HOSPITALARIOS DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: CONSULTA **META:** 901.386

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**198.265.287**	**0**	**0**	**21.576.467**	**0**	**0**	**219.841.754**
401	01	00	00	Sueldos, salarios y otras retribuciones	100.580.077	0	0	0	0	0	100.580.077
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	49.389.808	0	0	0	0	0	49.389.808
401	01	03	00	Suplencias a empleados	9.050.545	0	0	0	0	0	9.050.545
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	26.950.472	0	0	0	0	0	26.950.472
401	01	13	00	Suplencias a obreros	15.189.252	0	0	0	0	0	15.189.252
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	17.377.680	0	0	0	0	0	17.377.680
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	11.876.548	0	0	0	0	0	11.876.548
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	5.501.132	0	0	0	0	0	5.501.132
401	03	00	00	Primas	21.908.915	0	0	0	0	0	21.908.915
401	03	01	00	Primas por mérito a empleados	7.448	0	0	0	0	0	7.448
401	03	02	00	Primas de transporte a empleados	545.952	0	0	0	0	0	545.952
401	03	04	00	Primas por hijos a empleados	173.780	0	0	0	0	0	173.780
401	03	08	00	Primas de profesionalización a empleados	2.971.680	0	0	0	0	0	2.971.680
401	03	09	00	Primas por antigüedad a empleados	420.908	0	0	0	0	0	420.908
401	03	17	00	Primas de transporte a obreros	393.636	0	0	0	0	0	393.636
401	03	19	00	Primas por hijos de obreros	98.724	0	0	0	0	0	98.724
401	03	21	00	Primas por antigüedad a obreros	476.680	0	0	0	0	0	476.680
401	03	97	00	Otras primas a empleados	10.287.916	0	0	0	0	0	10.287.916
401	03	98	00	Otras primas a obreros	6.532.191	0	0	0	0	0	6.532.191
401	04	00	00	Complementos de sueldos y salarios	28.583.900	0	0	0	0	0	28.583.900
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	850.000	0	0	0	0	0	850.000
401	04	02	00	Complemento a empleados por trabajo nocturno	9.305.632	0	0	0	0	0	9.305.632

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540158003 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ACUDE A LOS CENTROS HOSPITALARIOS DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: CONSULTA **META:** 901.386

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	102.460	0	0	0	0	0	102.460
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.766.796	0	0	0	0	0	2.766.796
401	04	16	00	Complemento a obreros por gastos de alimentación	38.140	0	0	0	0	0	38.140
401	04	96	00	Otros complementos a empleados	10.774.452	0	0	0	0	0	10.774.452
401	04	97	00	Otros complementos a obreros	4.746.420	0	0	0	0	0	4.746.420
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	11.577.392	0	0	17.863.134	0	0	29.440.526
401	05	01	00	Aguinaldos a empleados	0	0	0	2.649.133	0	0	2.649.133
401	05	03	00	Bono vacacional a empleados	7.148.020	0	0	0	0	0	7.148.020
401	05	04	00	Aguinaldos a obreros	0	0	0	15.214.001	0	0	15.214.001
401	05	06	00	Bono vacacional a obreros	4.429.372	0	0	0	0	0	4.429.372
401	06	00	00	Aportes patronales y legales	9.173.384	0	0	2.741.056	0	0	11.914.440
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.644.343	0	0	1.214.781	0	0	4.859.124
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.046.340	0	0	348.780	0	0	1.395.120
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	892.041	0	0	392.499	0	0	1.284.540
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	642.697	0	0	392.499	0	0	1.035.196
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.958.831	0	0	392.497	0	0	2.351.328
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	417.184	0	0	0	0	0	417.184
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	571.948	0	0	0	0	0	571.948
401	07	00	00	Asistencia socio-económica	9.063.939	0	0	972.277	0	0	10.036.216
401	07	02	00	Becas a empleados	259.000	0	0	0	0	0	259.000
401	07	03	00	Ayudas por matrimonio a empleados	25.800	0	0	0	0	0	25.800
401	07	04	00	Ayudas por nacimiento de hijos a empleados	23.364	0	0	0	0	0	23.364
401	07	05	00	Ayudas por defunción a empleados	361.116	0	0	0	0	0	361.116

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540158003 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ACUDE A LOS CENTROS HOSPITALARIOS DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: CONSULTA **META:** 901.386

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	4.463.671	0	0	828.421	0	0	5.292.092
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	472.348	0	0	0	0	0	472.348
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	112.550	0	0	0	0	0	112.550
401	07	10	00	Dotación de uniformes a empleados	209.000	0	0	0	0	0	209.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	400.000	0	0	0	0	0	400.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	61.500	0	0	0	0	0	61.500
401	07	18	00	Becas a obreros	190.316	0	0	0	0	0	190.316
401	07	19	00	Ayudas por matrimonio de obreros	7.304	0	0	0	0	0	7.304
401	07	20	00	Ayudas por nacimiento de hijos de obreros	7.812	0	0	0	0	0	7.812
401	07	21	00	Ayudas por defunción a obreros	10.000	0	0	0	0	0	10.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.582.416	0	0	143.856	0	0	1.726.272
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	64.575	0	0	0	0	0	64.575
401	07	26	00	Dotación de uniformes a obreros	286.400	0	0	0	0	0	286.400
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	37.711	0	0	0	0	0	37.711
401	07	96	00	Otras subvenciones a empleados	349.712	0	0	0	0	0	349.712
401	07	97	00	Otras subvenciones a obreros	139.344	0	0	0	0	0	139.344
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.014.057**	**0**	**0**	**0**	**0**	**0**	**12.014.057**
402	01	00	00	Productos alimenticios y agropecuarios	1.897.660	0	0	0	0	0	1.897.660
402	01	01	00	Alimentos y bebidas para personas	1.897.660	0	0	0	0	0	1.897.660
402	03	00	00	Textiles y vestuarios	20.000	0	0	0	0	0	20.000
402	03	01	00	Textiles	10.000	0	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	86.813	0	0	0	0	0	86.813

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540158003 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ACUDE A LOS CENTROS HOSPITALARIOS DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: CONSULTA **META:** 901.386

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	86.813	0	0	0	0	0	86.813
402	05	00	00	Productos de papel, cartón e impresos	245.406	0	0	0	0	0	245.406
402	05	01	00	Pulpa de madera, papel y cartón	80.000	0	0	0	0	0	80.000
402	05	03	00	Productos de papel y cartón para oficina	73.406	0	0	0	0	0	73.406
402	05	04	00	Libros, revistas y periódicos	1.000	0	0	0	0	0	1.000
402	05	05	00	Material de enseñanza	1.000	0	0	0	0	0	1.000
402	05	06	00	Productos de papel y cartón para computación	50.000	0	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	0	20.000
402	05	99	00	Otros productos de pulpa, papel y cartón	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	4.834.534	0	0	0	0	0	4.834.534
402	06	01	00	Sustancias químicas y de uso industrial	29.710	0	0	0	0	0	29.710
402	06	02	00	Abonos, plaguicidas y otros	2.000	0	0	0	0	0	2.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	06	04	00	Productos farmacéuticos y medicamentos	4.217.824	0	0	0	0	0	4.217.824
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	0	50.000
402	06	08	00	Productos plásticos	15.000	0	0	0	0	0	15.000
402	06	99	00	Otros productos de la industria química y conexos	500.000	0	0	0	0	0	500.000
402	07	00	00	Productos minerales no metálicos	15.000	0	0	0	0	0	15.000
402	07	02	00	Vidrios y productos de vidrio	5.000	0	0	0	0	0	5.000
402	07	04	00	Cemento, cal y yeso	5.000	0	0	0	0	0	5.000
402	07	99	00	Otros productos minerales no metálicos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	171.453	0	0	0	0	0	171.453
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	30.000	0	0	0	0	0	30.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	111.453	0	0	0	0	0	111.453

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540158003 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ACUDE A LOS CENTROS HOSPITALARIOS DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: CONSULTA **META:** 901.386

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	30.000	0	0	0	0	0	30.000
402	09	00	00	Productos de madera	30.000	0	0	0	0	0	30.000
402	09	01	00	Productos primarios de madera	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	4.713.191	0	0	0	0	0	4.713.191
402	10	02	00	Materiales y útiles de limpieza y aseo	50.000	0	0	0	0	0	50.000
402	10	03	00	Utensilios de cocina y comedor	30.000	0	0	0	0	0	30.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.201.314	0	0	0	0	0	4.201.314
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	76.710	0	0	0	0	0	76.710
402	10	07	00	Productos de seguridad en el trabajo	26.129	0	0	0	0	0	26.129
402	10	08	00	Materiales para equipos de computación	102.278	0	0	0	0	0	102.278
402	10	11	00	Materiales eléctricos	136.807	0	0	0	0	0	136.807
402	10	12	00	Materiales para instalaciones sanitarias	30.000	0	0	0	0	0	30.000
402	10	13	00	Materiales fotográficos	50.000	0	0	0	0	0	50.000
402	10	99	00	Otros productos y útiles diversos	9.953	0	0	0	0	0	9.953
403	**00**	**00**	**00**	**Servicios no personales**	**1.914.591**	**0**	**0**	**0**	**0**	**0**	**1.914.591**
403	04	00	00	Servicios básicos	26.322	0	0	0	0	0	26.322
403	04	02	00	Gas	26.322	0	0	0	0	0	26.322
403	06	00	00	Servicios de transporte y almacenaje	5.700	0	0	0	0	0	5.700
403	06	01	00	Fletes y embalajes	5.000	0	0	0	0	0	5.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	700	0	0	0	0	0	700
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	14.824	0	0	0	0	0	14.824
403	08	02	00	Comisiones y gastos bancarios	14.824	0	0	0	0	0	14.824

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540158003 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ACUDE A LOS CENTROS HOSPITALARIOS DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: CONSULTA **META:** 901.386

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	112.820	0	0	0	0	0	112.820
403	09	01	00	Viáticos y pasajes dentro del país	112.820	0	0	0	0	0	112.820
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	490.000	0	0	0	0	0	490.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	100.000	0	0	0	0	0	100.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	200.000	0	0	0	0	0	200.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	150.000	0	0	0	0	0	150.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	40.000	0	0	0	0	0	40.000
403	12	00	00	Conservación y reparaciones menores de obras	60.802	0	0	0	0	0	60.802
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	60.802	0	0	0	0	0	60.802
403	18	00	00	Impuestos indirectos	1.134.123	0	0	0	0	0	1.134.123
403	18	01	00	Impuesto al valor agregado	1.134.123	0	0	0	0	0	1.134.123
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
404	**00**	**00**	**00**	**Activos reales**	**1.180.876**	**0**	**0**	**0**	**0**	0	**1.180.876**
404	01	00	00	Repuestos y reparaciones mayores	634.936	0	0	0	0	0	634.936
404	01	01	00	Repuestos mayores	131.092	0	0	0	0	0	131.092
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	61.092	0	0	0	0	0	61.092
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	70.000	0	0	0	0	0	70.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	503.844	0	0	0	0	0	503.844
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	35.000	0	0	0	0	0	35.000
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	323.844	0	0	0	0	0	323.844
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	145.000	0	0	0	0	0	145.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119478 540158000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO PORTUGUESA

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA DE CALIDAD Y OPORTUNA A TRAVÉS DE LA OPTIMIZACIÓN DE LA RED TRADICIONAL E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.977.922

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. PORTUGUESA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540158003 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ACUDE A LOS CENTROS HOSPITALARIOS DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: CONSULTA **META:** 901.386

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	01	00	Equipos de telecomunicaciones	5.000	0	0	0	0	0	5.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	248.332	0	0	0	0	0	248.332
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	228.332	0	0	0	0	0	228.332
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	20.000	0	0	0	0	0	20.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	65.000	0	0	0	0	0	65.000
404	07	01	00	Equipos científicos y de laboratorio	65.000	0	0	0	0	0	65.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	227.608	0	0	0	0	0	227.608
404	09	01	00	Mobiliario y equipos de oficina	15.000	0	0	0	0	0	15.000
404	09	02	00	Equipos de computación	72.608	0	0	0	0	0	72.608
404	09	03	00	Mobiliario y equipos de alojamiento	140.000	0	0	0	0	0	140.000
				Totales	**213.374.811**	**0**	**0**	**21.576.467**	**0**	**0**	**234.951.278**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**54.613.049**	**0**	**0**	**7.903.178**	**0**	**0**	**62.516.227**
401	01	00	00	Sueldos, salarios y otras retribuciones	23.187.979	0	0	0	0	0	23.187.979
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	8.789.429	0	0	0	0	0	8.789.429
401	01	03	00	Suplencias a empleados	1.174.624	0	0	0	0	0	1.174.624
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.704.640	0	0	0	0	0	6.704.640
401	01	12	00	Salarios a obreros en puestos no permanentes	3.060.174	0	0	0	0	0	3.060.174
401	01	13	00	Suplencias a obreros	2.190.048	0	0	0	0	0	2.190.048
401	01	18	00	Remuneraciones al personal contratado	1.269.064	0	0	0	0	0	1.269.064
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.391.505	0	0	0	0	0	4.391.505
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.962.240	0	0	0	0	0	1.962.240
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	2.429.265	0	0	0	0	0	2.429.265
401	03	00	00	Primas	5.209.711	0	0	0	0	0	5.209.711
401	03	01	00	Primas por mérito a empleados	46.369	0	0	0	0	0	46.369
401	03	02	00	Primas de transporte a empleados	106.880	0	0	0	0	0	106.880
401	03	04	00	Primas por hijos a empleados	55.440	0	0	0	0	0	55.440
401	03	08	00	Primas de profesionalización a empleados	807.968	0	0	0	0	0	807.968
401	03	09	00	Primas por antigüedad a empleados	97.250	0	0	0	0	0	97.250
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	778.563	0	0	0	0	0	778.563
401	03	17	00	Primas de transporte a obreros	132.528	0	0	0	0	0	132.528
401	03	19	00	Primas por hijos de obreros	60.840	0	0	0	0	0	60.840
401	03	21	00	Primas por antigüedad a obreros	80.924	0	0	0	0	0	80.924
401	03	97	00	Otras primas a empleados	1.727.822	0	0	0	0	0	1.727.822
401	03	98	00	Otras primas a obreros	1.315.127	0	0	0	0	0	1.315.127
401	04	00	00	Complementos de sueldos y salarios	7.985.904	0	0	0	0	0	7.985.904
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	83.200	0	0	0	0	0	83.200
401	04	02	00	Complemento a empleados por trabajo nocturno	1.359.869	0	0	0	0	0	1.359.869
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	32.400	0	0	0	0	0	32.400
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.364.188	0	0	0	0	0	1.364.188

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	16	00	Complemento a obreros por gastos de alimentación	7.260	0	0	0	0	0	7.260
401	04	96	00	Otros complementos a empleados	1.560.000	0	0	0	0	0	1.560.000
401	04	97	00	Otros complementos a obreros	1.418.987	0	0	0	0	0	1.418.987
401	04	98	00	Otros complementos al personal contratado	2.160.000	0	0	0	0	0	2.160.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.484.718	0	0	7.903.178	0	0	16.387.896
401	05	01	00	Aguinaldos a empleados	1.461.739	0	0	4.500.000	0	0	5.961.739
401	05	03	00	Bono vacacional a empleados	2.273.410	0	0	0	0	0	2.273.410
401	05	04	00	Aguinaldos a obreros	585.797	0	0	2.803.178	0	0	3.388.975
401	05	06	00	Bono vacacional a obreros	1.696.622	0	0	0	0	0	1.696.622
401	05	07	00	Aguinaldos al personal contratado	1.400.000	0	0	600.000	0	0	2.000.000
401	05	08	00	Bono vacacional al personal contratado	1.067.150	0	0	0	0	0	1.067.150
401	06	00	00	Aportes patronales y legales	2.306.800	0	0	0	0	0	2.306.800
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	476.248	0	0	0	0	0	476.248
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	471.259	0	0	0	0	0	471.259
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	220.035	0	0	0	0	0	220.035
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	277.312	0	0	0	0	0	277.312
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	349.628	0	0	0	0	0	349.628
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	149.734	0	0	0	0	0	149.734
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	199.022	0	0	0	0	0	199.022
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	79.322	0	0	0	0	0	79.322
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	37.951	0	0	0	0	0	37.951
401	06	95	00	Otros aportes legales por personal contratado	46.289	0	0	0	0	0	46.289
401	07	00	00	Asistencia socio-económica	2.308.112	0	0	0	0	0	2.308.112
401	07	02	00	Becas a empleados	92.760	0	0	0	0	0	92.760
401	07	03	00	Ayudas por matrimonio a empleados	1.500	0	0	0	0	0	1.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.500	0	0	0	0	0	1.500
401	07	05	00	Ayudas por defunción a empleados	21.000	0	0	0	0	0	21.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	471.250	0	0	0	0	0	471.250
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	190.493	0	0	0	0	0	190.493
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	36.120	0	0	0	0	0	36.120
401	07	10	00	Dotación de uniformes a empleados	93.000	0	0	0	0	0	93.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	63.500	0	0	0	0	0	63.500
401	07	18	00	Becas a obreros	64.980	0	0	0	0	0	64.980
401	07	19	00	Ayudas por matrimonio de obreros	1.982	0	0	0	0	0	1.982
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.766	0	0	0	0	0	2.766
401	07	21	00	Ayudas por defunción a obreros	18.052	0	0	0	0	0	18.052
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	289.430	0	0	0	0	0	289.430
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	165.806	0	0	0	0	0	165.806
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	53.260	0	0	0	0	0	53.260
401	07	26	00	Dotación de uniformes a obreros	551.400	0	0	0	0	0	551.400
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	59.960	0	0	0	0	0	59.960
401	07	96	00	Otras subvenciones a empleados	76.000	0	0	0	0	0	76.000
401	07	97	00	Otras subvenciones a obreros	53.353	0	0	0	0	0	53.353
401	08	00	00	Prestaciones sociales e indemnizaciones	738.320	0	0	0	0	0	738.320
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	738.320	0	0	0	0	0	738.320
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**18.801.293**	**0**	**0**	**0**	**0**	**0**	**18.801.293**
402	01	00	00	Productos alimenticios y agropecuarios	1.325.000	0	0	0	0	0	1.325.000
402	01	01	00	Alimentos y bebidas para personas	1.325.000	0	0	0	0	0	1.325.000
402	02	00	00	Productos de minas, canteras y yacimientos	61.600	0	0	0	0	0	61.600
402	02	05	00	Piedra, arcilla, arena y tierra	61.600	0	0	0	0	0	61.600
402	03	00	00	Textiles y vestuarios	147.400	0	0	0	0	0	147.400
402	03	01	00	Textiles	30.600	0	0	0	0	0	30.600
402	03	02	00	Prendas de vestir	116.800	0	0	0	0	0	116.800
402	04	00	00	Productos de cuero y caucho	197.500	0	0	0	0	0	197.500
402	04	03	00	Cauchos y tripas para vehículos	197.500	0	0	0	0	0	197.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	811.950	0	0	0	0	0	811.950
402	05	01	00	Pulpa de madera, papel y cartón	94.440	0	0	0	0	0	94.440
402	05	02	00	Envases y cajas de papel y cartón	80.000	0	0	0	0	0	80.000
402	05	03	00	Productos de papel y cartón para oficina	447.220	0	0	0	0	0	447.220
402	05	05	00	Material de enseñanza	10.000	0	0	0	0	0	10.000
402	05	06	00	Productos de papel y cartón para computación	140.000	0	0	0	0	0	140.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	40.290	0	0	0	0	0	40.290
402	06	00	00	Productos químicos y derivados	8.926.410	0	0	0	0	0	8.926.410
402	06	02	00	Abonos, plaguicidas y otros	28.800	0	0	0	0	0	28.800
402	06	03	00	Tintas, pinturas y colorantes	318.500	0	0	0	0	0	318.500
402	06	04	00	Productos farmacéuticos y medicamentos	6.530.000	0	0	0	0	0	6.530.000
402	06	06	00	Combustibles y lubricantes	592.000	0	0	0	0	0	592.000
402	06	08	00	Productos plásticos	292.110	0	0	0	0	0	292.110
402	06	99	00	Otros productos de la industria química y conexos	1.165.000	0	0	0	0	0	1.165.000
402	07	00	00	Productos minerales no metálicos	195.480	0	0	0	0	0	195.480
402	07	01	00	Productos de barro, loza y porcelana	59.800	0	0	0	0	0	59.800
402	07	02	00	Vidrios y productos de vidrio	41.900	0	0	0	0	0	41.900
402	07	04	00	Cemento, cal y yeso	93.780	0	0	0	0	0	93.780
402	08	00	00	Productos metálicos	609.050	0	0	0	0	0	609.050
402	08	01	00	Productos primarios de hierro y acero	77.780	0	0	0	0	0	77.780
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	197.910	0	0	0	0	0	197.910
402	08	04	00	Productos metálicos estructurales	65.080	0	0	0	0	0	65.080
402	08	09	00	Repuestos y accesorios para equipos de transporte	228.280	0	0	0	0	0	228.280
402	08	10	00	Repuestos y accesorios para otros equipos	40.000	0	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	6.486.803	0	0	0	0	0	6.486.803
402	10	02	00	Materiales y útiles de limpieza y aseo	690.000	0	0	0	0	0	690.000
402	10	03	00	Utensilios de cocina y comedor	28.620	0	0	0	0	0	28.620
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.024.253	0	0	0	0	0	4.024.253

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	306.280	0	0	0	0	0	306.280
402	10	06	00	Condecoraciones, ofrendas y similares	18.000	0	0	0	0	0	18.000
402	10	07	00	Productos de seguridad en el trabajo	245.000	0	0	0	0	0	245.000
402	10	08	00	Materiales para equipos de computación	616.200	0	0	0	0	0	616.200
402	10	11	00	Materiales eléctricos	243.000	0	0	0	0	0	243.000
402	10	12	00	Materiales para instalaciones sanitarias	106.450	0	0	0	0	0	106.450
402	10	13	00	Materiales fotográficos	100.000	0	0	0	0	0	100.000
402	10	99	00	Otros productos y útiles diversos	109.000	0	0	0	0	0	109.000
402	99	00	00	Otros materiales y suministros	40.100	0	0	0	0	0	40.100
402	99	01	00	Otros materiales y suministros	40.100	0	0	0	0	0	40.100
403	**00**	**00**	**00**	**Servicios no personales**	**3.834.977**	**0**	**0**	**0**	**0**	**0**	**3.834.977**
403	02	00	00	Alquileres de maquinaria y equipos	104.600	0	0	0	0	0	104.600
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	104.600	0	0	0	0	0	104.600
403	04	00	00	Servicios básicos	28.000	0	0	0	0	0	28.000
403	04	02	00	Gas	11.000	0	0	0	0	0	11.000
403	04	05	00	Servicio de comunicaciones	17.000	0	0	0	0	0	17.000
403	06	00	00	Servicios de transporte y almacenaje	60.000	0	0	0	0	0	60.000
403	06	01	00	Fletes y embalajes	60.000	0	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	445.000	0	0	0	0	0	445.000
403	07	01	00	Publicidad y propaganda	125.000	0	0	0	0	0	125.000
403	07	02	00	Imprenta y reproducción	95.000	0	0	0	0	0	95.000
403	07	03	00	Relaciones sociales	225.000	0	0	0	0	0	225.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	97.590	0	0	0	0	0	97.590
403	08	03	00	Comisiones y gastos de adquisición de seguros	97.590	0	0	0	0	0	97.590
403	09	00	00	Viáticos y pasajes	920.000	0	0	0	0	0	920.000
403	09	01	00	Viáticos y pasajes dentro del país	920.000	0	0	0	0	0	920.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	274.890	0	0	0	0	0	274.890
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	105.000	0	0	0	0	0	105.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	68.830	0	0	0	0	0	68.830
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	101.060	0	0	0	0	0	101.060
403	12	00	00	Conservación y reparaciones menores de obras	195.000	0	0	0	0	0	195.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	195.000	0	0	0	0	0	195.000
403	18	00	00	Impuestos indirectos	1.669.098	0	0	0	0	0	1.669.098
403	18	01	00	Impuesto al valor agregado	1.669.098	0	0	0	0	0	1.669.098
403	99	00	00	Otros servicios no personales	40.799	0	0	0	0	0	40.799
403	99	01	00	Otros servicios no personales	40.799	0	0	0	0	0	40.799
404	**00**	**00**	**00**	**Activos reales**	**2.917.800**	**0**	**0**	**0**	**0**	**0**	**2.917.800**
404	01	00	00	Repuestos y reparaciones mayores	242.000	0	0	0	0	0	242.000
404	01	01	00	Repuestos mayores	86.000	0	0	0	0	0	86.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	36.000	0	0	0	0	0	36.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	156.000	0	0	0	0	0	156.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	70.000	0	0	0	0	0	70.000
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	86.000	0	0	0	0	0	86.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	185.000	0	0	0	0	0	185.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	75.000	0	0	0	0	0	75.000
404	03	06	00	Maquinaria y equipos de energía	110.000	0	0	0	0	0	110.000
404	04	00	00	Equipos de transporte, tracción y elevación	356.800	0	0	0	0	0	356.800
404	04	03	00	Equipos marítimos de transporte	304.800	0	0	0	0	0	304.800
404	04	05	00	Vehículos de tracción no motorizados	37.000	0	0	0	0	0	37.000
404	04	06	00	Equipos auxiliares de transporte	15.000	0	0	0	0	0	15.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	27.000	0	0	0	0	0	27.000
404	05	01	00	Equipos de telecomunicaciones	27.000	0	0	0	0	0	27.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	310.000	0	0	0	0	0	310.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	310.000	0	0	0	0	0	310.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	01	00	Equipos científicos y de laboratorio	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.707.000	0	0	0	0	0	1.707.000
404	09	01	00	Mobiliario y equipos de oficina	575.000	0	0	0	0	0	575.000
404	09	02	00	Equipos de computación	552.000	0	0	0	0	0	552.000
404	09	03	00	Mobiliario y equipos de alojamiento	580.000	0	0	0	0	0	580.000
404	99	00	00	Otros activos reales	40.000	0	0	0	0	0	40.000
404	99	01	00	Otros activos reales	40.000	0	0	0	0	0	40.000
				Totales	**80.167.119**	0	0	**7.903.178**	0	0	**88.070.297**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA

META: 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540159001 ATENCIÓN EN SALUD A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 299.965

RESPONSABLE/EJECUTOR: RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.988.870**	**0**	**0**	**0**	**0**	**0**	**4.988.870**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.539.520	0	0	0	0	0	1.539.520
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.244.476	0	0	0	0	0	1.244.476
401	01	03	00	Suplencias a empleados	73.711	0	0	0	0	0	73.711
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	136.451	0	0	0	0	0	136.451
401	01	13	00	Suplencias a obreros	84.882	0	0	0	0	0	84.882
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	395.827	0	0	0	0	0	395.827
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	341.456	0	0	0	0	0	341.456
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	54.371	0	0	0	0	0	54.371
401	03	00	00	Primas	951.899	0	0	0	0	0	951.899
401	03	02	00	Primas de transporte a empleados	18.480	0	0	0	0	0	18.480
401	03	04	00	Primas por hijos a empleados	7.920	0	0	0	0	0	7.920
401	03	08	00	Primas de profesionalización a empleados	110.763	0	0	0	0	0	110.763
401	03	09	00	Primas por antigüedad a empleados	14.172	0	0	0	0	0	14.172
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	495.171	0	0	0	0	0	495.171
401	03	17	00	Primas de transporte a obreros	2.640	0	0	0	0	0	2.640
401	03	19	00	Primas por hijos de obreros	1.800	0	0	0	0	0	1.800
401	03	21	00	Primas por antigüedad a obreros	2.228	0	0	0	0	0	2.228
401	03	97	00	Otras primas a empleados	243.917	0	0	0	0	0	243.917
401	03	98	00	Otras primas a obreros	54.808	0	0	0	0	0	54.808
401	04	00	00	Complementos de sueldos y salarios	461.500	0	0	0	0	0	461.500
401	04	16	00	Complemento a obreros por gastos de alimentación	72	0	0	0	0	0	72
401	04	96	00	Otros complementos a empleados	400.000	0	0	0	0	0	400.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540159001 ATENCIÓN EN SALUD A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 299.965

RESPONSABLE/EJECUTOR: RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	97	00	Otros complementos a obreros	61.428	0	0	0	0	0	61.428
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.202.648	0	0	0	0	0	1.202.648
401	05	01	00	Aguinaldos a empleados	700.000	0	0	0	0	0	700.000
401	05	03	00	Bono vacacional a empleados	385.546	0	0	0	0	0	385.546
401	05	04	00	Aguinaldos a obreros	81.176	0	0	0	0	0	81.176
401	05	06	00	Bono vacacional a obreros	35.926	0	0	0	0	0	35.926
401	06	00	00	Aportes patronales y legales	220.469	0	0	0	0	0	220.469
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	61.221	0	0	0	0	0	61.221
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	85.710	0	0	0	0	0	85.710
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	24.489	0	0	0	0	0	24.489
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	36.733	0	0	0	0	0	36.733
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	6.482	0	0	0	0	0	6.482
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.593	0	0	0	0	0	2.593
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.241	0	0	0	0	0	3.241
401	07	00	00	Asistencia socio-económica	217.007	0	0	0	0	0	217.007
401	07	02	00	Becas a empleados	11.100	0	0	0	0	0	11.100
401	07	03	00	Ayudas por matrimonio a empleados	450	0	0	0	0	0	450
401	07	04	00	Ayudas por nacimiento de hijos a empleados	450	0	0	0	0	0	450
401	07	05	00	Ayudas por defunción a empleados	4.000	0	0	0	0	0	4.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	75.000	0	0	0	0	0	75.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	40.073	0	0	0	0	0	40.073
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.400	0	0	0	0	0	5.400
401	07	10	00	Dotación de uniformes a empleados	14.000	0	0	0	0	0	14.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540159001 ATENCIÓN EN SALUD A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 299.965

RESPONSABLE/EJECUTOR: RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	4.500	0	0	0	0	0	4.500
401	07	18	00	Becas a obreros	900	0	0	0	0	0	900
401	07	19	00	Ayudas por matrimonio de obreros	150	0	0	0	0	0	150
401	07	20	00	Ayudas por nacimiento de hijos de obreros	150	0	0	0	0	0	150
401	07	21	00	Ayudas por defunción a obreros	4.000	0	0	0	0	0	4.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	17.500	0	0	0	0	0	17.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	4.914	0	0	0	0	0	4.914
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	460	0	0	0	0	0	460
401	07	26	00	Dotación de uniformes a obreros	2.000	0	0	0	0	0	2.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	400	0	0	0	0	0	400
401	07	96	00	Otras subvenciones a empleados	20.400	0	0	0	0	0	20.400
401	07	97	00	Otras subvenciones a obreros	11.160	0	0	0	0	0	11.160
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.923.580**	**0**	**0**	**0**	**0**	**0**	**6.923.580**
402	01	00	00	Productos alimenticios y agropecuarios	280.000	0	0	0	0	0	280.000
402	01	01	00	Alimentos y bebidas para personas	280.000	0	0	0	0	0	280.000
402	02	00	00	Productos de minas, canteras y yacimientos	36.600	0	0	0	0	0	36.600
402	02	05	00	Piedra, arcilla, arena y tierra	36.600	0	0	0	0	0	36.600
402	03	00	00	Textiles y vestuarios	65.200	0	0	0	0	0	65.200
402	03	01	00	Textiles	8.400	0	0	0	0	0	8.400
402	03	02	00	Prendas de vestir	56.800	0	0	0	0	0	56.800
402	04	00	00	Productos de cuero y caucho	44.000	0	0	0	0	0	44.000
402	04	03	00	Cauchos y tripas para vehículos	44.000	0	0	0	0	0	44.000
402	05	00	00	Productos de papel, cartón e impresos	335.000	0	0	0	0	0	335.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540159001 ATENCIÓN EN SALUD A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 299.965

RESPONSABLE/EJECUTOR: RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	30.000	0	0	0	0	0	30.000
402	05	02	00	Envases y cajas de papel y cartón	50.000	0	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	180.000	0	0	0	0	0	180.000
402	05	06	00	Productos de papel y cartón para computación	75.000	0	0	0	0	0	75.000
402	06	00	00	Productos químicos y derivados	3.455.700	0	0	0	0	0	3.455.700
402	06	03	00	Tintas, pinturas y colorantes	162.000	0	0	0	0	0	162.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.200.000	0	0	0	0	0	2.200.000
402	06	06	00	Combustibles y lubricantes	257.000	0	0	0	0	0	257.000
402	06	08	00	Productos plásticos	121.700	0	0	0	0	0	121.700
402	06	99	00	Otros productos de la industria química y conexos	715.000	0	0	0	0	0	715.000
402	07	00	00	Productos minerales no metálicos	100.000	0	0	0	0	0	100.000
402	07	01	00	Productos de barro, loza y porcelana	17.000	0	0	0	0	0	17.000
402	07	02	00	Vidrios y productos de vidrio	15.500	0	0	0	0	0	15.500
402	07	04	00	Cemento, cal y yeso	67.500	0	0	0	0	0	67.500
402	08	00	00	Productos metálicos	230.580	0	0	0	0	0	230.580
402	08	01	00	Productos primarios de hierro y acero	47.500	0	0	0	0	0	47.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	55.200	0	0	0	0	0	55.200
402	08	04	00	Productos metálicos estructurales	65.080	0	0	0	0	0	65.080
402	08	09	00	Repuestos y accesorios para equipos de transporte	62.800	0	0	0	0	0	62.800
402	10	00	00	Productos varios y útiles diversos	2.376.500	0	0	0	0	0	2.376.500
402	10	02	00	Materiales y útiles de limpieza y aseo	220.000	0	0	0	0	0	220.000
402	10	03	00	Utensilios de cocina y comedor	15.000	0	0	0	0	0	15.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.500.000	0	0	0	0	0	1.500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	130.500	0	0	0	0	0	130.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540159001 ATENCIÓN EN SALUD A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 299.965

RESPONSABLE/EJECUTOR: RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	65.000	0	0	0	0	0	65.000
402	10	08	00	Materiales para equipos de computación	240.000	0	0	0	0	0	240.000
402	10	11	00	Materiales eléctricos	102.000	0	0	0	0	0	102.000
402	10	12	00	Materiales para instalaciones sanitarias	50.000	0	0	0	0	0	50.000
402	10	99	00	Otros productos y útiles diversos	54.000	0	0	0	0	0	54.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.419.500**	**0**	**0**	**0**	**0**	**0**	**1.419.500**
403	02	00	00	Alquileres de maquinaria y equipos	74.000	0	0	0	0	0	74.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	74.000	0	0	0	0	0	74.000
403	04	00	00	Servicios básicos	5.000	0	0	0	0	0	5.000
403	04	02	00	Gas	5.000	0	0	0	0	0	5.000
403	06	00	00	Servicios de transporte y almacenaje	28.000	0	0	0	0	0	28.000
403	06	01	00	Fletes y embalajes	28.000	0	0	0	0	0	28.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	250.000	0	0	0	0	0	250.000
403	07	01	00	Publicidad y propaganda	75.000	0	0	0	0	0	75.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	125.000	0	0	0	0	0	125.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	50.000	0	0	0	0	0	50.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	220.000	0	0	0	0	0	220.000
403	09	01	00	Viáticos y pasajes dentro del país	220.000	0	0	0	0	0	220.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	37.500	0	0	0	0	0	37.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	37.500	0	0	0	0	0	37.500
403	12	00	00	Conservación y reparaciones menores de obras	75.000	0	0	0	0	0	75.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540159001 ATENCIÓN EN SALUD A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 299.965

RESPONSABLE/EJECUTOR: RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	75.000	0	0	0	0	0	75.000
403	18	00	00	Impuestos indirectos	680.000	0	0	0	0	0	680.000
403	18	01	00	Impuesto al valor agregado	680.000	0	0	0	0	0	680.000
404	**00**	**00**	**00**	**Activos reales**	**1.605.800**	**0**	**0**	**0**	**0**	**0**	**1.605.800**
404	01	00	00	Repuestos y reparaciones mayores	170.000	0	0	0	0	0	170.000
404	01	01	00	Repuestos mayores	50.000	0	0	0	0	0	50.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	120.000	0	0	0	0	0	120.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	70.000	0	0	0	0	0	70.000
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	135.000	0	0	0	0	0	135.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	75.000	0	0	0	0	0	75.000
404	03	06	00	Maquinaria y equipos de energía	60.000	0	0	0	0	0	60.000
404	04	00	00	Equipos de transporte, tracción y elevación	166.800	0	0	0	0	0	166.800
404	04	03	00	Equipos marítimos de transporte	124.800	0	0	0	0	0	124.800
404	04	05	00	Vehículos de tracción no motorizados	27.000	0	0	0	0	0	27.000
404	04	06	00	Equipos auxiliares de transporte	15.000	0	0	0	0	0	15.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	27.000	0	0	0	0	0	27.000
404	05	01	00	Equipos de telecomunicaciones	27.000	0	0	0	0	0	27.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	120.000	0	0	0	0	0	120.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	120.000	0	0	0	0	0	120.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	987.000	0	0	0	0	0	987.000
404	09	01	00	Mobiliario y equipos de oficina	325.000	0	0	0	0	0	325.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540159001 ATENCIÓN EN SALUD A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA

UNIDAD DE MEDIDA: CONSULTA **META:** 299.965

RESPONSABLE/EJECUTOR: RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	342.000	0	0	0	0	0	342.000
404	09	03	00	Mobiliario y equipos de alojamiento	320.000	0	0	0	0	0	320.000
				Totales	**14.937.750**	**0**	**0**	**0**	**0**	0	**14.937.750**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540159002 APLICACIÓN DE PROGRAMAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS Y TRANSMISIBLES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 280.309

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SANEAMIENTO AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**20.755.778**	**0**	**0**	**795.379**	**0**	**0**	**21.551.157**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.724.056	0	0	0	0	0	8.724.056
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	956.756	0	0	0	0	0	956.756
401	01	03	00	Suplencias a empleados	281.054	0	0	0	0	0	281.054
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.992.352	0	0	0	0	0	2.992.352
401	01	12	00	Salarios a obreros en puestos no permanentes	3.060.174	0	0	0	0	0	3.060.174
401	01	13	00	Suplencias a obreros	1.065.166	0	0	0	0	0	1.065.166
401	01	18	00	Remuneraciones al personal contratado	368.554	0	0	0	0	0	368.554
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.737.364	0	0	0	0	0	1.737.364
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	302.312	0	0	0	0	0	302.312
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.435.052	0	0	0	0	0	1.435.052
401	03	00	00	Primas	1.197.183	0	0	0	0	0	1.197.183
401	03	01	00	Primas por mérito a empleados	11.422	0	0	0	0	0	11.422
401	03	02	00	Primas de transporte a empleados	19.008	0	0	0	0	0	19.008
401	03	04	00	Primas por hijos a empleados	14.640	0	0	0	0	0	14.640
401	03	08	00	Primas de profesionalización a empleados	68.019	0	0	0	0	0	68.019
401	03	09	00	Primas por antigüedad a empleados	20.618	0	0	0	0	0	20.618
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	98.160	0	0	0	0	0	98.160
401	03	17	00	Primas de transporte a obreros	58.080	0	0	0	0	0	58.080
401	03	19	00	Primas por hijos de obreros	26.400	0	0	0	0	0	26.400
401	03	21	00	Primas por antigüedad a obreros	33.000	0	0	0	0	0	33.000
401	03	97	00	Otras primas a empleados	99.924	0	0	0	0	0	99.924
401	03	98	00	Otras primas a obreros	747.912	0	0	0	0	0	747.912

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540159002 APLICACIÓN DE PROGRAMAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS Y TRANSMISIBLES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 280.309

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SANEAMIENTO AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	00	00	Complementos de sueldos y salarios	2.424.624	0	0	0	0	0	2.424.624
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	31.200	0	0	0	0	0	31.200
401	04	02	00	Complemento a empleados por trabajo nocturno	73.714	0	0	0	0	0	73.714
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	32.400	0	0	0	0	0	32.400
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	516.482	0	0	0	0	0	516.482
401	04	16	00	Complemento a obreros por gastos de alimentación	5.148	0	0	0	0	0	5.148
401	04	96	00	Otros complementos a empleados	360.000	0	0	0	0	0	360.000
401	04	97	00	Otros complementos a obreros	605.680	0	0	0	0	0	605.680
401	04	98	00	Otros complementos al personal contratado	800.000	0	0	0	0	0	800.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.643.905	0	0	795.379	0	0	5.439.284
401	05	01	00	Aguinaldos a empleados	761.739	0	0	0	0	0	761.739
401	05	03	00	Bono vacacional a empleados	287.864	0	0	0	0	0	287.864
401	05	04	00	Aguinaldos a obreros	504.621	0	0	795.379	0	0	1.300.000
401	05	06	00	Bono vacacional a obreros	722.531	0	0	0	0	0	722.531
401	05	07	00	Aguinaldos al personal contratado	1.400.000	0	0	0	0	0	1.400.000
401	05	08	00	Bono vacacional al personal contratado	967.150	0	0	0	0	0	967.150
401	06	00	00	Aportes patronales y legales	541.154	0	0	0	0	0	541.154
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	49.363	0	0	0	0	0	49.363
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	69.108	0	0	0	0	0	69.108
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	19.745	0	0	0	0	0	19.745
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	29.618	0	0	0	0	0	29.618
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	147.848	0	0	0	0	0	147.848
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	65.053	0	0	0	0	0	65.053

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540159002 APLICACIÓN DE PROGRAMAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS Y TRANSMISIBLES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 280.309

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SANEAMIENTO AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	88.709	0	0	0	0	0	88.709
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	34.296	0	0	0	0	0	34.296
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	18.140	0	0	0	0	0	18.140
401	06	95	00	Otros aportes legales por personal contratado	19.274	0	0	0	0	0	19.274
401	07	00	00	Asistencia socio-económica	1.056.250	0	0	0	0	0	1.056.250
401	07	02	00	Becas a empleados	18.660	0	0	0	0	0	18.660
401	07	03	00	Ayudas por matrimonio a empleados	300	0	0	0	0	0	300
401	07	04	00	Ayudas por nacimiento de hijos a empleados	300	0	0	0	0	0	300
401	07	05	00	Ayudas por defunción a empleados	9.000	0	0	0	0	0	9.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	146.250	0	0	0	0	0	146.250
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	54.191	0	0	0	0	0	54.191
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	11.400	0	0	0	0	0	11.400
401	07	10	00	Dotación de uniformes a empleados	23.400	0	0	0	0	0	23.400
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	8.500	0	0	0	0	0	8.500
401	07	18	00	Becas a obreros	36.480	0	0	0	0	0	36.480
401	07	19	00	Ayudas por matrimonio de obreros	594	0	0	0	0	0	594
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.800	0	0	0	0	0	1.800
401	07	21	00	Ayudas por defunción a obreros	6.052	0	0	0	0	0	6.052
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	95.130	0	0	0	0	0	95.130
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	67.520	0	0	0	0	0	67.520
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	25.600	0	0	0	0	0	25.600
401	07	26	00	Dotación de uniformes a obreros	495.000	0	0	0	0	0	495.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	32.360	0	0	0	0	0	32.360

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540159002 APLICACIÓN DE PROGRAMAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS Y TRANSMISIBLES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 280.309

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SANEAMIENTO AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	96	00	Otras subvenciones a empleados	12.400	0	0	0	0	0	12.400
401	07	97	00	Otras subvenciones a obreros	11.313	0	0	0	0	0	11.313
401	08	00	00	Prestaciones sociales e indemnizaciones	431.242	0	0	0	0	0	431.242
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	431.242	0	0	0	0	0	431.242
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.248.200**	**0**	**0**	**0**	**0**	**0**	**4.248.200**
402	01	00	00	Productos alimenticios y agropecuarios	125.000	0	0	0	0	0	125.000
402	01	01	00	Alimentos y bebidas para personas	125.000	0	0	0	0	0	125.000
402	02	00	00	Productos de minas, canteras y yacimientos	10.000	0	0	0	0	0	10.000
402	02	05	00	Piedra, arcilla, arena y tierra	10.000	0	0	0	0	0	10.000
402	03	00	00	Textiles y vestuarios	39.000	0	0	0	0	0	39.000
402	03	01	00	Textiles	9.000	0	0	0	0	0	9.000
402	03	02	00	Prendas de vestir	30.000	0	0	0	0	0	30.000
402	04	00	00	Productos de cuero y caucho	120.000	0	0	0	0	0	120.000
402	04	03	00	Cauchos y tripas para vehículos	120.000	0	0	0	0	0	120.000
402	05	00	00	Productos de papel, cartón e impresos	254.800	0	0	0	0	0	254.800
402	05	01	00	Pulpa de madera, papel y cartón	34.800	0	0	0	0	0	34.800
402	05	02	00	Envases y cajas de papel y cartón	30.000	0	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	140.000	0	0	0	0	0	140.000
402	05	06	00	Productos de papel y cartón para computación	25.000	0	0	0	0	0	25.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	25.000	0	0	0	0	0	25.000
402	06	00	00	Productos químicos y derivados	2.005.300	0	0	0	0	0	2.005.300
402	06	02	00	Abonos, plaguicidas y otros	28.800	0	0	0	0	0	28.800
402	06	03	00	Tintas, pinturas y colorantes	66.500	0	0	0	0	0	66.500
402	06	04	00	Productos farmacéuticos y medicamentos	1.530.000	0	0	0	0	0	1.530.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540159002 APLICACIÓN DE PROGRAMAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS Y TRANSMISIBLES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 280.309

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SANEAMIENTO AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	300.000	0	0	0	0	0	300.000
402	06	08	00	Productos plásticos	80.000	0	0	0	0	0	80.000
402	08	00	00	Productos metálicos	214.700	0	0	0	0	0	214.700
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	54.700	0	0	0	0	0	54.700
402	08	09	00	Repuestos y accesorios para equipos de transporte	120.000	0	0	0	0	0	120.000
402	08	10	00	Repuestos y accesorios para otros equipos	40.000	0	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	1.459.400	0	0	0	0	0	1.459.400
402	10	02	00	Materiales y útiles de limpieza y aseo	180.000	0	0	0	0	0	180.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	900.000	0	0	0	0	0	900.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	53.200	0	0	0	0	0	53.200
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	07	00	Productos de seguridad en el trabajo	100.000	0	0	0	0	0	100.000
402	10	08	00	Materiales para equipos de computación	156.200	0	0	0	0	0	156.200
402	10	11	00	Materiales eléctricos	41.000	0	0	0	0	0	41.000
402	10	12	00	Materiales para instalaciones sanitarias	19.000	0	0	0	0	0	19.000
402	99	00	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
402	99	01	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.329.369**	**0**	**0**	**0**	**0**	**0**	**1.329.369**
403	07	00	00	Servicios de información, impresión y relaciones públicas	65.000	0	0	0	0	0	65.000
403	07	01	00	Publicidad y propaganda	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	0	50.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	47.590	0	0	0	0	0	47.590
403	08	03	00	Comisiones y gastos de adquisición de seguros	47.590	0	0	0	0	0	47.590
403	09	00	00	Viáticos y pasajes	600.000	0	0	0	0	0	600.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540159002 APLICACIÓN DE PROGRAMAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS Y TRANSMISIBLES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 280.309

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SANEAMIENTO AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	600.000	0	0	0	0	0	600.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	68.000	0	0	0	0	0	68.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	18.000	0	0	0	0	0	18.000
403	12	00	00	Conservación y reparaciones menores de obras	120.000	0	0	0	0	0	120.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	120.000	0	0	0	0	0	120.000
403	18	00	00	Impuestos indirectos	400.000	0	0	0	0	0	400.000
403	18	01	00	Impuesto al valor agregado	400.000	0	0	0	0	0	400.000
403	99	00	00	Otros servicios no personales	28.779	0	0	0	0	0	28.779
403	99	01	00	Otros servicios no personales	28.779	0	0	0	0	0	28.779
404	**00**	**00**	**00**	**Activos reales**	**560.000**	**0**	0	0	**0**	0	**560.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	50.000	0	0	0	0	0	50.000
404	03	06	00	Maquinaria y equipos de energía	50.000	0	0	0	0	0	50.000
404	04	00	00	Equipos de transporte, tracción y elevación	180.000	0	0	0	0	0	180.000
404	04	03	00	Equipos marítimos de transporte	180.000	0	0	0	0	0	180.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	0	50.000
404	07	01	00	Equipos científicos y de laboratorio	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	260.000	0	0	0	0	0	260.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	60.000	0	0	0	0	0	60.000
404	09	03	00	Mobiliario y equipos de alojamiento	100.000	0	0	0	0	0	100.000
404	99	00	00	Otros activos reales	20.000	0	0	0	0	0	20.000
404	99	01	00	Otros activos reales	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540159002 APLICACIÓN DE PROGRAMAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS Y TRANSMISIBLES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 280.309

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SANEAMIENTO AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**26.893.347**	**0**	**0**	**795.379**	**0**	**0**	**27.688.726**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540159003 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LAS INSTALACIONES DEL HOSPITAL DR. JOSÉ GREGORIO HERNÁNDEZ.

UNIDAD DE MEDIDA: CONSULTA **META:** 387.846

RESPONSABLE/EJECUTOR: RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**28.868.401**	**0**	**0**	**7.107.799**	**0**	**0**	**35.976.200**
401	01	00	00	Sueldos, salarios y otras retribuciones	12.924.403	0	0	0	0	0	12.924.403
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.588.197	0	0	0	0	0	6.588.197
401	01	03	00	Suplencias a empleados	819.859	0	0	0	0	0	819.859
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.575.837	0	0	0	0	0	3.575.837
401	01	13	00	Suplencias a obreros	1.040.000	0	0	0	0	0	1.040.000
401	01	18	00	Remuneraciones al personal contratado	900.510	0	0	0	0	0	900.510
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.258.314	0	0	0	0	0	2.258.314
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.318.472	0	0	0	0	0	1.318.472
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	939.842	0	0	0	0	0	939.842
401	03	00	00	Primas	3.060.629	0	0	0	0	0	3.060.629
401	03	01	00	Primas por mérito a empleados	34.947	0	0	0	0	0	34.947
401	03	02	00	Primas de transporte a empleados	69.392	0	0	0	0	0	69.392
401	03	04	00	Primas por hijos a empleados	32.880	0	0	0	0	0	32.880
401	03	08	00	Primas de profesionalización a empleados	629.186	0	0	0	0	0	629.186
401	03	09	00	Primas por antigüedad a empleados	62.460	0	0	0	0	0	62.460
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	185.232	0	0	0	0	0	185.232
401	03	17	00	Primas de transporte a obreros	71.808	0	0	0	0	0	71.808
401	03	19	00	Primas por hijos de obreros	32.640	0	0	0	0	0	32.640
401	03	21	00	Primas por antigüedad a obreros	45.696	0	0	0	0	0	45.696
401	03	97	00	Otras primas a empleados	1.383.981	0	0	0	0	0	1.383.981
401	03	98	00	Otras primas a obreros	512.407	0	0	0	0	0	512.407
401	04	00	00	Complementos de sueldos y salarios	5.099.780	0	0	0	0	0	5.099.780

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540159003 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LAS INSTALACIONES DEL HOSPITAL DR. JOSÉ GREGORIO HERNÁNDEZ.

UNIDAD DE MEDIDA: CONSULTA **META:** 387.846

RESPONSABLE/EJECUTOR: RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	52.000	0	0	0	0	0	52.000
401	04	02	00	Complemento a empleados por trabajo nocturno	1.286.155	0	0	0	0	0	1.286.155
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	847.706	0	0	0	0	0	847.706
401	04	16	00	Complemento a obreros por gastos de alimentación	2.040	0	0	0	0	0	2.040
401	04	96	00	Otros complementos a empleados	800.000	0	0	0	0	0	800.000
401	04	97	00	Otros complementos a obreros	751.879	0	0	0	0	0	751.879
401	04	98	00	Otros complementos al personal contratado	1.360.000	0	0	0	0	0	1.360.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.638.165	0	0	7.107.799	0	0	9.745.964
401	05	01	00	Aguinaldos a empleados	0	0	0	4.500.000	0	0	4.500.000
401	05	03	00	Bono vacacional a empleados	1.600.000	0	0	0	0	0	1.600.000
401	05	04	00	Aguinaldos a obreros	0	0	0	2.007.799	0	0	2.007.799
401	05	06	00	Bono vacacional a obreros	938.165	0	0	0	0	0	938.165
401	05	07	00	Aguinaldos al personal contratado	0	0	0	600.000	0	0	600.000
401	05	08	00	Bono vacacional al personal contratado	100.000	0	0	0	0	0	100.000
401	06	00	00	Aportes patronales y legales	1.545.177	0	0	0	0	0	1.545.177
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	365.664	0	0	0	0	0	365.664
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	316.441	0	0	0	0	0	316.441
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	175.801	0	0	0	0	0	175.801
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	210.961	0	0	0	0	0	210.961
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	195.298	0	0	0	0	0	195.298
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	82.088	0	0	0	0	0	82.088
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	107.072	0	0	0	0	0	107.072
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	45.026	0	0	0	0	0	45.026

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540159003 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LAS INSTALACIONES DEL HOSPITAL DR. JOSÉ GREGORIO HERNÁNDEZ.

UNIDAD DE MEDIDA: CONSULTA **META:** 387.846

RESPONSABLE/EJECUTOR: RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	19.811	0	0	0	0	0	19.811
401	06	95	00	Otros aportes legales por personal contratado	27.015	0	0	0	0	0	27.015
401	07	00	00	Asistencia socio-económica	1.034.855	0	0	0	0	0	1.034.855
401	07	02	00	Becas a empleados	63.000	0	0	0	0	0	63.000
401	07	03	00	Ayudas por matrimonio a empleados	750	0	0	0	0	0	750
401	07	04	00	Ayudas por nacimiento de hijos a empleados	750	0	0	0	0	0	750
401	07	05	00	Ayudas por defunción a empleados	8.000	0	0	0	0	0	8.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	250.000	0	0	0	0	0	250.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	96.229	0	0	0	0	0	96.229
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	19.320	0	0	0	0	0	19.320
401	07	10	00	Dotación de uniformes a empleados	55.600	0	0	0	0	0	55.600
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	50.500	0	0	0	0	0	50.500
401	07	18	00	Becas a obreros	27.600	0	0	0	0	0	27.600
401	07	19	00	Ayudas por matrimonio de obreros	1.238	0	0	0	0	0	1.238
401	07	20	00	Ayudas por nacimiento de hijos de obreros	816	0	0	0	0	0	816
401	07	21	00	Ayudas por defunción a obreros	8.000	0	0	0	0	0	8.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	176.800	0	0	0	0	0	176.800
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	93.372	0	0	0	0	0	93.372
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	27.200	0	0	0	0	0	27.200
401	07	26	00	Dotación de uniformes a obreros	54.400	0	0	0	0	0	54.400
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	27.200	0	0	0	0	0	27.200
401	07	96	00	Otras subvenciones a empleados	43.200	0	0	0	0	0	43.200
401	07	97	00	Otras subvenciones a obreros	30.880	0	0	0	0	0	30.880

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540159003 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LAS INSTALACIONES DEL HOSPITAL DR. JOSÉ GREGORIO HERNÁNDEZ.

UNIDAD DE MEDIDA: CONSULTA **META:** 387.846

RESPONSABLE/EJECUTOR: RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	307.078	0	0	0	0	0	307.078
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	307.078	0	0	0	0	0	307.078
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.629.513**	**0**	**0**	**0**	**0**	**0**	**7.629.513**
402	01	00	00	Productos alimenticios y agropecuarios	920.000	0	0	0	0	0	920.000
402	01	01	00	Alimentos y bebidas para personas	920.000	0	0	0	0	0	920.000
402	02	00	00	Productos de minas, canteras y yacimientos	15.000	0	0	0	0	0	15.000
402	02	05	00	Piedra, arcilla, arena y tierra	15.000	0	0	0	0	0	15.000
402	03	00	00	Textiles y vestuarios	43.200	0	0	0	0	0	43.200
402	03	01	00	Textiles	13.200	0	0	0	0	0	13.200
402	03	02	00	Prendas de vestir	30.000	0	0	0	0	0	30.000
402	04	00	00	Productos de cuero y caucho	33.500	0	0	0	0	0	33.500
402	04	03	00	Cauchos y tripas para vehículos	33.500	0	0	0	0	0	33.500
402	05	00	00	Productos de papel, cartón e impresos	222.150	0	0	0	0	0	222.150
402	05	01	00	Pulpa de madera, papel y cartón	29.640	0	0	0	0	0	29.640
402	05	03	00	Productos de papel y cartón para oficina	127.220	0	0	0	0	0	127.220
402	05	05	00	Material de enseñanza	10.000	0	0	0	0	0	10.000
402	05	06	00	Productos de papel y cartón para computación	40.000	0	0	0	0	0	40.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	15.290	0	0	0	0	0	15.290
402	06	00	00	Productos químicos y derivados	3.465.410	0	0	0	0	0	3.465.410
402	06	03	00	Tintas, pinturas y colorantes	90.000	0	0	0	0	0	90.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.800.000	0	0	0	0	0	2.800.000
402	06	06	00	Combustibles y lubricantes	35.000	0	0	0	0	0	35.000
402	06	08	00	Productos plásticos	90.410	0	0	0	0	0	90.410
402	06	99	00	Otros productos de la industria química y conexos	450.000	0	0	0	0	0	450.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540159003 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LAS INSTALACIONES DEL HOSPITAL DR. JOSÉ GREGORIO HERNÁNDEZ.

UNIDAD DE MEDIDA: CONSULTA **META:** 387.846

RESPONSABLE/EJECUTOR: RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	00	00	Productos minerales no metálicos	95.480	0	0	0	0	0	95.480
402	07	01	00	Productos de barro, loza y porcelana	42.800	0	0	0	0	0	42.800
402	07	02	00	Vidrios y productos de vidrio	26.400	0	0	0	0	0	26.400
402	07	04	00	Cemento, cal y yeso	26.280	0	0	0	0	0	26.280
402	08	00	00	Productos metálicos	163.770	0	0	0	0	0	163.770
402	08	01	00	Productos primarios de hierro y acero	30.280	0	0	0	0	0	30.280
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	88.010	0	0	0	0	0	88.010
402	08	09	00	Repuestos y accesorios para equipos de transporte	45.480	0	0	0	0	0	45.480
402	10	00	00	Productos varios y útiles diversos	2.650.903	0	0	0	0	0	2.650.903
402	10	02	00	Materiales y útiles de limpieza y aseo	290.000	0	0	0	0	0	290.000
402	10	03	00	Utensilios de cocina y comedor	13.620	0	0	0	0	0	13.620
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.624.253	0	0	0	0	0	1.624.253
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	122.580	0	0	0	0	0	122.580
402	10	06	00	Condecoraciones, ofrendas y similares	8.000	0	0	0	0	0	8.000
402	10	07	00	Productos de seguridad en el trabajo	80.000	0	0	0	0	0	80.000
402	10	08	00	Materiales para equipos de computación	220.000	0	0	0	0	0	220.000
402	10	11	00	Materiales eléctricos	100.000	0	0	0	0	0	100.000
402	10	12	00	Materiales para instalaciones sanitarias	37.450	0	0	0	0	0	37.450
402	10	13	00	Materiales fotográficos	100.000	0	0	0	0	0	100.000
402	10	99	00	Otros productos y útiles diversos	55.000	0	0	0	0	0	55.000
402	99	00	00	Otros materiales y suministros	20.100	0	0	0	0	0	20.100
402	99	01	00	Otros materiales y suministros	20.100	0	0	0	0	0	20.100
403	**00**	**00**	**00**	**Servicios no personales**	**1.086.108**	**0**	**0**	**0**	**0**	0	**1.086.108**
403	02	00	00	Alquileres de maquinaria y equipos	30.600	0	0	0	0	0	30.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540159003 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LAS INSTALACIONES DEL HOSPITAL DR. JOSÉ GREGORIO HERNÁNDEZ.

UNIDAD DE MEDIDA: CONSULTA **META:** 387.846

RESPONSABLE/EJECUTOR: RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	30.600	0	0	0	0	0	30.600
403	04	00	00	Servicios básicos	23.000	0	0	0	0	0	23.000
403	04	02	00	Gas	6.000	0	0	0	0	0	6.000
403	04	05	00	Servicio de comunicaciones	17.000	0	0	0	0	0	17.000
403	06	00	00	Servicios de transporte y almacenaje	32.000	0	0	0	0	0	32.000
403	06	01	00	Fletes y embalajes	32.000	0	0	0	0	0	32.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	130.000	0	0	0	0	0	130.000
403	07	01	00	Publicidad y propaganda	35.000	0	0	0	0	0	35.000
403	07	02	00	Imprenta y reproducción	45.000	0	0	0	0	0	45.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	169.390	0	0	0	0	0	169.390
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	55.000	0	0	0	0	0	55.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	68.830	0	0	0	0	0	68.830
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	45.560	0	0	0	0	0	45.560
403	18	00	00	Impuestos indirectos	589.098	0	0	0	0	0	589.098
403	18	01	00	Impuesto al valor agregado	589.098	0	0	0	0	0	589.098
403	99	00	00	Otros servicios no personales	12.020	0	0	0	0	0	12.020
403	99	01	00	Otros servicios no personales	12.020	0	0	0	0	0	12.020
404	**00**	**00**	**00**	**Activos reales**	**752.000**	**0**	**0**	**0**	**0**	0	**752.000**
404	01	00	00	Repuestos y reparaciones mayores	72.000	0	0	0	0	0	72.000
404	01	01	00	Repuestos mayores	36.000	0	0	0	0	0	36.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119365 540159000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD PARA ATENDER INTEGRALMENTE A LA POBLACIÓN DEL ESTADO AMAZONAS

OBJETIVO DEL PROYECTO: BRINDAR ASISTENCIA OPORTUNA, DE CALIDAD Y GRATUITA, A TRAVÉS DE LA ORGANIZACIÓN DE LOS SERVICIOS DE LA RED SALUD E INTENSIFICAR LAS ACTIVIDADES PREVENTIVAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 687.811

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. AMAZONAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540159003 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LAS INSTALACIONES DEL HOSPITAL DR. JOSÉ GREGORIO HERNÁNDEZ.

UNIDAD DE MEDIDA: CONSULTA **META:** 387.846

RESPONSABLE/EJECUTOR: RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	36.000	0	0	0	0	0	36.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	36.000	0	0	0	0	0	36.000
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	36.000	0	0	0	0	0	36.000
404	04	00	00	Equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
404	04	05	00	Vehículos de tracción no motorizados	10.000	0	0	0	0	0	10.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	190.000	0	0	0	0	0	190.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	190.000	0	0	0	0	0	190.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	460.000	0	0	0	0	0	460.000
404	09	01	00	Mobiliario y equipos de oficina	150.000	0	0	0	0	0	150.000
404	09	02	00	Equipos de computación	150.000	0	0	0	0	0	150.000
404	09	03	00	Mobiliario y equipos de alojamiento	160.000	0	0	0	0	0	160.000
404	99	00	00	Otros activos reales	20.000	0	0	0	0	0	20.000
404	99	01	00	Otros activos reales	20.000	0	0	0	0	0	20.000
				Totales	**38.336.022**	**0**	**0**	**7.107.799**	**0**	**0**	**45.443.821**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119421 540160000 FORTALECIMIENTO DE LOS CENTROS HOSPITALARIOS DEL MPPS, PARA MANTENER LA ATENCIÓN A LOS USUARIOS DE MANERA OPORTUNA Y DE CALIDAD.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO OPERATIVO DE LOS HOSPITALES ASUMIDOS POR EL NIVEL CENTRAL DEL MPPS, PARA MANTENER LAS COBERTURAS DE ATENCIÓN DE FORMA OPORTUNA Y CON CALIDAD PARA LA POBLACIÓN QUE DEMANDA ASISTENCIA MÉDICA.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 3.753.107 **FEMENINO:** 2.064.209 **MASCULINO:** 1.688.898

RESPONSABLE/EJECUTOR: RED DE HOSPITALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**280.571.197**	**0**	**0**	**427.000.000**	**0**	**0**	**707.571.197**
402	06	00	00	Productos químicos y derivados	145.571.197	0	0	307.000.000	0	0	452.571.197
402	06	04	00	Productos farmacéuticos y medicamentos	145.571.197	0	0	307.000.000	0	0	452.571.197
402	10	00	00	Productos varios y útiles diversos	135.000.000	0	0	120.000.000	0	0	255.000.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	135.000.000	0	0	120.000.000	0	0	255.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**54.756.300**	**0**	**0**	**40.000.000**	**0**	**0**	**94.756.300**
403	99	00	00	Otros servicios no personales	54.756.300	0	0	40.000.000	0	0	94.756.300
403	99	01	00	Otros servicios no personales	54.756.300	0	0	40.000.000	0	0	94.756.300
404	**00**	**00**	**00**	**Activos reales**	**6.705.246**	**0**	**0**	**3.000.000**	**0**	**0**	**9.705.246**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	6.705.246	0	0	3.000.000	0	0	9.705.246
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	6.705.246	0	0	3.000.000	0	0	9.705.246
				Totales	**342.032.743**	0	0	**470.000.000**	0	0	812.032.743

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119421 540160000 FORTALECIMIENTO DE LOS CENTROS HOSPITALARIOS DEL MPPS, PARA MANTENER LA ATENCIÓN A LOS USUARIOS DE MANERA OPORTUNA Y DE CALIDAD.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO OPERATIVO DE LOS HOSPITALES ASUMIDOS POR EL NIVEL CENTRAL DEL MPPS, PARA MANTENER LAS COBERTURAS DE ATENCIÓN DE FORMA OPORTUNA Y CON CALIDAD PARA LA POBLACIÓN QUE DEMANDA ASISTENCIA MÉDICA.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 3.753.107 **FEMENINO:** 2.064.209 **MASCULINO:** 1.688.898

RESPONSABLE/EJECUTOR: RED DE HOSPITALES **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119421 540160000 FORTALECIMIENTO DE LOS CENTROS HOSPITALARIOS DEL MPPS, PARA MANTENER LA ATENCIÓN A LOS USUARIOS DE MANERA OPORTUNA Y DE CALIDAD.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO OPERATIVO DE LOS HOSPITALES ASUMIDOS POR EL NIVEL CENTRAL DEL MPPS, PARA MANTENER LAS COBERTURAS DE ATENCIÓN DE FORMA OPORTUNA Y CON CALIDAD PARA LA POBLACIÓN QUE DEMANDA ASISTENCIA MÉDICA.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 3.753.107 **FEMENINO:** 2.064.209 **MASCULINO:** 1.688.898

RESPONSABLE/EJECUTOR: RED DE HOSPITALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540160001 ATENCIÓN INTEGRAL EN SALUD GENERAL Y ESPECIALIZADA, DIAGNÓSTICO, TRATAMIENTO Y REHABILITACIÓN OPORTUNA A LOS (LAS) QUE ASISTEN A LOS HOSPITALES DEL MPPS

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 3.753.107

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE HOSPITALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**280.571.197**	**0**	**0**	**427.000.000**	**0**	**0**	**707.571.197**
402	06	00	00	Productos químicos y derivados	145.571.197	0	0	307.000.000	0	0	452.571.197
402	06	04	00	Productos farmacéuticos y medicamentos	145.571.197	0	0	307.000.000	0	0	452.571.197
402	10	00	00	Productos varios y útiles diversos	135.000.000	0	0	120.000.000	0	0	255.000.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	135.000.000	0	0	120.000.000	0	0	255.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**54.756.300**	**0**	**0**	**40.000.000**	**0**	**0**	**94.756.300**
403	99	00	00	Otros servicios no personales	54.756.300	0	0	40.000.000	0	0	94.756.300
403	99	01	00	Otros servicios no personales	54.756.300	0	0	40.000.000	0	0	94.756.300
404	**00**	**00**	**00**	**Activos reales**	**6.705.246**	**0**	**0**	**3.000.000**	**0**	**0**	**9.705.246**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	6.705.246	0	0	3.000.000	0	0	9.705.246
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	6.705.246	0	0	3.000.000	0	0	9.705.246
				Totales	**342.032.743**	**0**	**0**	**470.000.000**	**0**	**0**	**812.032.743**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119339 540161000 CONSOLIDACIÓN DEL TEJIDO SOCIAL NECESARIO (COMITÉS Y GUARDIANES DE LA SALUD, CONSEJOS COMUNALES, OTROS COLECTIVOS SOCIALES) COMO CÉLULA FUNDAMENTAL PARA EL IMPULSO, DEFENSA, EJECUCIÓN, EVALUACIÓN Y SEGUIMIENTO DE LAS POLÍTICAS PÚBLICAS DE SALUD A NIVEL LOCAL.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL TEJIDO SOCIAL NECESARIO (COMITÉS Y GUARDIANES DE LA SALUD, CONSEJOS COMUNALES, OTROS COLECTIVOS SOCIALES) COMO CÉLULA FUNDAMENTAL PARA EL IMPULSO, DEFENSA, EJECUCIÓN, EVALUACIÓN Y SEGUIMIENTO DE LAS POLÍTICAS PÚBLICAS DE SALUD A NIVEL LOCAL.

UNIDAD DE MEDIDA: COMITÉ DE SALUD **META:** 3.000

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**157.500**	**0**	**0**	**0**	**0**	**0**	**157.500**
401	01	00	00	Sueldos, salarios y otras retribuciones	119.500	0	0	0	0	0	119.500
401	01	18	00	Remuneraciones al personal contratado	119.500	0	0	0	0	0	119.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	38.000	0	0	0	0	0	38.000
401	05	07	00	Aguinaldos al personal contratado	20.000	0	0	0	0	0	20.000
401	05	08	00	Bono vacacional al personal contratado	18.000	0	0	0	0	0	18.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
402	04	00	00	Productos de cuero y caucho	10.000	0	0	0	0	0	10.000
402	04	03	00	Cauchos y tripas para vehículos	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	35.000	0	0	0	0	0	35.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	05	06	00	Productos de papel y cartón para computación	5.000	0	0	0	0	0	5.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	0	20.000
402	05	99	00	Otros productos de pulpa, papel y cartón	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	45.000	0	0	0	0	0	45.000
402	10	02	00	Materiales y útiles de limpieza y aseo	7.500	0	0	0	0	0	7.500
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.500	0	0	0	0	0	12.500
402	10	08	00	Materiales para equipos de computación	7.500	0	0	0	0	0	7.500
402	10	13	00	Materiales fotográficos	7.500	0	0	0	0	0	7.500
402	10	99	00	Otros productos y útiles diversos	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**207.892**	**0**	**0**	**0**	**0**	**0**	**207.892**
403	01	00	00	Alquileres de inmuebles	40.625	0	0	0	0	0	40.625
403	01	01	00	Alquileres de edificios y locales	40.625	0	0	0	0	0	40.625
403	07	00	00	Servicios de información, impresión y relaciones públicas	54.425	0	0	0	0	0	54.425
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119339 540161000 CONSOLIDACIÓN DEL TEJIDO SOCIAL NECESARIO (COMITÉS Y GUARDIANES DE LA SALUD, CONSEJOS COMUNALES, OTROS COLECTIVOS SOCIALES) COMO CÉLULA FUNDAMENTAL PARA EL IMPULSO, DEFENSA, EJECUCIÓN, EVALUACIÓN Y SEGUIMIENTO DE LAS POLÍTICAS PÚBLICAS DE SALUD A NIVEL LOCAL.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL TEJIDO SOCIAL NECESARIO (COMITÉS Y GUARDIANES DE LA SALUD, CONSEJOS COMUNALES, OTROS COLECTIVOS SOCIALES) COMO CÉLULA FUNDAMENTAL PARA EL IMPULSO, DEFENSA, EJECUCIÓN, EVALUACIÓN Y SEGUIMIENTO DE LAS POLÍTICAS PÚBLICAS DE SALUD A NIVEL LOCAL.

UNIDAD DE MEDIDA: COMITÉ DE SALUD **META:** 3.000

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	44.425	0	0	0	0	0	44.425
403	09	00	00	Viáticos y pasajes	70.000	0	0	0	0	0	70.000
403	09	01	00	Viáticos y pasajes dentro del país	70.000	0	0	0	0	0	70.000
403	18	00	00	Impuestos indirectos	42.842	0	0	0	0	0	42.842
403	18	01	00	Impuesto al valor agregado	42.842	0	0	0	0	0	42.842
404	**00**	**00**	**00**	**Activos reales**	**66.000**	**0**	**0**	**0**	**0**	**0**	**66.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	0	40.000
404	09	02	00	Equipos de computación	40.000	0	0	0	0	0	40.000
404	99	00	00	Otros activos reales	26.000	0	0	0	0	0	26.000
404	99	01	00	Otros activos reales	26.000	0	0	0	0	0	26.000
				Totales	**531.392**	**0**	**0**	**0**	**0**	**0**	**531.392**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119339 540161000 CONSOLIDACIÓN DEL TEJIDO SOCIAL NECESARIO (COMITÉS Y GUARDIANES DE LA SALUD, CONSEJOS COMUNALES, OTROS COLECTIVOS SOCIALES) COMO CÉLULA FUNDAMENTAL PARA EL IMPULSO, DEFENSA, EJECUCIÓN, EVALUACIÓN Y SEGUIMIENTO DE LAS POLÍTICAS PÚBLICAS DE SALUD A NIVEL LOCAL.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL TEJIDO SOCIAL NECESARIO (COMITÉS Y GUARDIANES DE LA SALUD, CONSEJOS COMUNALES, OTROS COLECTIVOS SOCIALES) COMO CÉLULA FUNDAMENTAL PARA EL IMPULSO, DEFENSA, EJECUCIÓN, EVALUACIÓN Y SEGUIMIENTO DE LAS POLÍTICAS PÚBLICAS DE SALUD A NIVEL LOCAL.

UNIDAD DE MEDIDA: COMITÉ DE SALUD

META: 3.000

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119339 540161000 CONSOLIDACIÓN DEL TEJIDO SOCIAL NECESARIO (COMITÉS Y GUARDIANES DE LA SALUD, CONSEJOS COMUNALES, OTROS COLECTIVOS SOCIALES) COMO CÉLULA FUNDAMENTAL PARA EL IMPULSO, DEFENSA, EJECUCIÓN, EVALUACIÓN Y SEGUIMIENTO DE LAS POLÍTICAS PÚBLICAS DE SALUD A NIVEL LOCAL.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL TEJIDO SOCIAL NECESARIO (COMITÉS Y GUARDIANES DE LA SALUD, CONSEJOS COMUNALES, OTROS COLECTIVOS SOCIALES) COMO CÉLULA FUNDAMENTAL PARA EL IMPULSO, DEFENSA, EJECUCIÓN, EVALUACIÓN Y SEGUIMIENTO DE LAS POLÍTICAS PÚBLICAS DE SALUD A NIVEL LOCAL.

UNIDAD DE MEDIDA: COMITÉ DE SALUD **META:** 3.000

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540161001 CAPACITACIÓN PARA LA FORMACIÓN DE LOS COMITÉS DE SALUD, CONSEJOS COMUNALES Y OTRAS ORGANIZACIONES COMUNITARIAS PARA CONSTRUCCIÓN DE LOS PLANES LOCALES DE SALUD EN LAS COMUNIDADES

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 36.200

RESPONSABLE/EJECUTOR: COMITÉ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**157.500**	**0**	**0**	**0**	**0**	**0**	**157.500**
401	01	00	00	Sueldos, salarios y otras retribuciones	119.500	0	0	0	0	0	119.500
401	01	18	00	Remuneraciones al personal contratado	119.500	0	0	0	0	0	119.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	38.000	0	0	0	0	0	38.000
401	05	07	00	Aguinaldos al personal contratado	20.000	0	0	0	0	0	20.000
401	05	08	00	Bono vacacional al personal contratado	18.000	0	0	0	0	0	18.000
				Totales	**157.500**	**0**	**0**	**0**	**0**	**0**	**157.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119339 540161000 CONSOLIDACIÓN DEL TEJIDO SOCIAL NECESARIO (COMITÉS Y GUARDIANES DE LA SALUD, CONSEJOS COMUNALES, OTROS COLECTIVOS SOCIALES) COMO CÉLULA FUNDAMENTAL PARA EL IMPULSO, DEFENSA, EJECUCIÓN, EVALUACIÓN Y SEGUIMIENTO DE LAS POLÍTICAS PÚBLICAS DE SALUD A NIVEL LOCAL.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL TEJIDO SOCIAL NECESARIO (COMITÉS Y GUARDIANES DE LA SALUD, CONSEJOS COMUNALES, OTROS COLECTIVOS SOCIALES) COMO CÉLULA FUNDAMENTAL PARA EL IMPULSO, DEFENSA, EJECUCIÓN, EVALUACIÓN Y SEGUIMIENTO DE LAS POLÍTICAS PÚBLICAS DE SALUD A NIVEL LOCAL.

UNIDAD DE MEDIDA: COMITÉ DE SALUD **META:** 3.000

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540161002 FORTALECIMIENTO DEL SISTEMA ORGANIZATIVO DE LOS COMITÉS DE SALUD, MEDIANTE PROCESOS DE REGISTRO, REESTRUCTURACIÓN Y ACTUALIZACIÓN COMO CELULAS FUNDAMENTALES EN LA CONSTRUCCIÓN DE LOS PLANES LOCALES DE SALUD EN LOS TERRITORIOS SOCIALES

UNIDAD DE MEDIDA: COMITÉ DE SALUD **META:** 3.000

RESPONSABLE/EJECUTOR: COMITÉ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**150.392**	**0**	**0**	**0**	**0**	**0**	**150.392**
403	07	00	00	Servicios de información, impresión y relaciones públicas	54.425	0	0	0	0	0	54.425
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	0	10.000
403	07	03	00	Relaciones sociales	44.425	0	0	0	0	0	44.425
403	09	00	00	Viáticos y pasajes	70.000	0	0	0	0	0	70.000
403	09	01	00	Viáticos y pasajes dentro del país	70.000	0	0	0	0	0	70.000
403	18	00	00	Impuestos indirectos	25.967	0	0	0	0	0	25.967
403	18	01	00	Impuesto al valor agregado	25.967	0	0	0	0	0	25.967
404	**00**	**00**	**00**	**Activos reales**	**66.000**	**0**	**0**	**0**	**0**	**0**	**66.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	0	40.000
404	09	02	00	Equipos de computación	40.000	0	0	0	0	0	40.000
404	99	00	00	Otros activos reales	26.000	0	0	0	0	0	26.000
404	99	01	00	Otros activos reales	26.000	0	0	0	0	0	26.000
				Totales	**216.392**	**0**	**0**	**0**	**0**	**0**	**216.392**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119339 540161000 CONSOLIDACIÓN DEL TEJIDO SOCIAL NECESARIO (COMITÉS Y GUARDIANES DE LA SALUD, CONSEJOS COMUNALES, OTROS COLECTIVOS SOCIALES) COMO CÉLULA FUNDAMENTAL PARA EL IMPULSO, DEFENSA, EJECUCIÓN, EVALUACIÓN Y SEGUIMIENTO DE LAS POLÍTICAS PÚBLICAS DE SALUD A NIVEL LOCAL.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL TEJIDO SOCIAL NECESARIO (COMITÉS Y GUARDIANES DE LA SALUD, CONSEJOS COMUNALES, OTROS COLECTIVOS SOCIALES) COMO CÉLULA FUNDAMENTAL PARA EL IMPULSO, DEFENSA, EJECUCIÓN, EVALUACIÓN Y SEGUIMIENTO DE LAS POLÍTICAS PÚBLICAS DE SALUD A NIVEL LOCAL.

UNIDAD DE MEDIDA: COMITÉ DE SALUD **META:** 3.000

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540161003 CONSOLIDACIÓN DE LA PARTICIPACIÓN E INTERVENCIÓN DE LOS COMITÉS DE SALUD Y CONSEJOS COMUNALES EN ACTIVIDADES DIRIGIDAS AL MEJORAMIENTO DE LOS DETERMINANTES DE SALUD EN LAS COMUNIDADES, DESDE LA PERSPECTIVA DE LA PROMOCIÓN PARA LA SALUD, CALIDAD DE VIDA Y PREVENCIÓN DE ENFERMEDADES.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 29

RESPONSABLE/EJECUTOR: COMITÉ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
402	04	00	00	Productos de cuero y caucho	10.000	0	0	0	0	0	10.000
402	04	03	00	Cauchos y tripas para vehículos	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	35.000	0	0	0	0	0	35.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	05	06	00	Productos de papel y cartón para computación	5.000	0	0	0	0	0	5.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	0	20.000
402	05	99	00	Otros productos de pulpa, papel y cartón	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	45.000	0	0	0	0	0	45.000
402	10	02	00	Materiales y útiles de limpieza y aseo	7.500	0	0	0	0	0	7.500
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.500	0	0	0	0	0	12.500
402	10	08	00	Materiales para equipos de computación	7.500	0	0	0	0	0	7.500
402	10	13	00	Materiales fotográficos	7.500	0	0	0	0	0	7.500
402	10	99	00	Otros productos y útiles diversos	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**57.500**	**0**	**0**	**0**	**0**	**0**	**57.500**
403	01	00	00	Alquileres de inmuebles	40.625	0	0	0	0	0	40.625
403	01	01	00	Alquileres de edificios y locales	40.625	0	0	0	0	0	40.625
403	18	00	00	Impuestos indirectos	16.875	0	0	0	0	0	16.875
403	18	01	00	Impuesto al valor agregado	16.875	0	0	0	0	0	16.875
				Totales	**157.500**	**0**	**0**	**0**	**0**	**0**	**157.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119334 540162000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO COJEDES.

OBJETIVO DEL PROYECTO: AUMENTAR LAS COBERTURAS EN LA ATENCIÓN INTEGRAL EN LA RED AMBULATORIA DANDO RESPUESTAS RÁPIDA Y OPORTUNA, A FIN DE DISMINUIR LA DEMANDA DE LAS SERVICIOS DE LA RED HOSPITALARIA, ADEMÁS DE PROPORCIONAR A LOS CENTROS DE SALUD LAS HERRAMIENTAS NECESARIAS Y RECURSO HUMANO CAPACITADO PARA DESARROLLAR ACTIVIDADES CONTINUAS DE PROMOCIÓN Y PREVENCIÓN.

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 658.680 **FEMENINO:** 395.208 **MASCULINO:** 263.472

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. COJEDES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**119.562.211**	**0**	**0**	**18.285.983**	**0**	**0**	**137.848.194**
401	01	00	00	Sueldos, salarios y otras retribuciones	73.436.948	0	0	0	0	0	73.436.948
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	29.547.291	0	0	0	0	0	29.547.291
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	139.964	0	0	0	0	0	139.964
401	01	03	00	Suplencias a empleados	3.660.988	0	0	0	0	0	3.660.988
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	19.654.130	0	0	0	0	0	19.654.130
401	01	12	00	Salarios a obreros en puestos no permanentes	4.812.253	0	0	0	0	0	4.812.253
401	01	13	00	Suplencias a obreros	3.132.995	0	0	0	0	0	3.132.995
401	01	18	00	Remuneraciones al personal contratado	5.862.927	0	0	0	0	0	5.862.927
401	01	99	00	Otras retribuciones	6.626.400	0	0	0	0	0	6.626.400
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	6.691.411	0	0	0	0	0	6.691.411
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.321.038	0	0	0	0	0	4.321.038
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	6.687	0	0	0	0	0	6.687
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	2.363.686	0	0	0	0	0	2.363.686
401	03	00	00	Primas	5.052.395	0	0	0	0	0	5.052.395
401	03	01	00	Primas por mérito a empleados	99.411	0	0	0	0	0	99.411
401	03	02	00	Primas de transporte a empleados	643.680	0	0	0	0	0	643.680
401	03	04	00	Primas por hijos a empleados	151.800	0	0	0	0	0	151.800
401	03	08	00	Primas de profesionalización a empleados	1.943.822	0	0	0	0	0	1.943.822
401	03	09	00	Primas por antigüedad a empleados	346.944	0	0	0	0	0	346.944
401	03	16	00	Primas por mérito a obreros	83.393	0	0	0	0	0	83.393
401	03	17	00	Primas de transporte a obreros	102.240	0	0	0	0	0	102.240
401	03	19	00	Primas por hijos de obreros	507.840	0	0	0	0	0	507.840
401	03	21	00	Primas por antigüedad a obreros	235.632	0	0	0	0	0	235.632
401	03	97	00	Otras primas a empleados	431.214	0	0	0	0	0	431.214
401	03	98	00	Otras primas a obreros	506.419	0	0	0	0	0	506.419
401	04	00	00	Complementos de sueldos y salarios	10.997.752	0	0	0	0	0	10.997.752
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	336.000	0	0	0	0	0	336.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119334 540162000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO COJEDES.

OBJETIVO DEL PROYECTO: AUMENTAR LAS COBERTURAS EN LA ATENCIÓN INTEGRAL EN LA RED AMBULATORIA DANDO RESPUESTAS RÁPIDA Y OPORTUNA, A FIN DE DISMINUIR LA DEMANDA DE LAS SERVICIOS DE LA RED HOSPITALARIA, ADEMÁS DE PROPORCIONAR A LOS CENTROS DE SALUD LAS HERRAMIENTAS NECESARIAS Y RECURSO HUMANO CAPACITADO PARA DESARROLLAR ACTIVIDADES CONTINUAS DE PROMOCIÓN Y PREVENCIÓN.

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 658.680 **FEMENINO:** 395.208 **MASCULINO:** 263.472

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. COJEDES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	02	00	Complemento a empleados por trabajo nocturno	4.337.892	0	0	0	0	0	4.337.892
401	04	03	00	Complemento a empleados por gastos de alimentación	369.041	0	0	0	0	0	369.041
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.347.583	0	0	0	0	0	2.347.583
401	04	16	00	Complemento a obreros por gastos de alimentación	7.032	0	0	0	0	0	7.032
401	04	17	00	Complemento a obreros por gastos de transporte	39.060	0	0	0	0	0	39.060
401	04	96	00	Otros complementos a empleados	1.814.329	0	0	0	0	0	1.814.329
401	04	97	00	Otros complementos a obreros	1.010.837	0	0	0	0	0	1.010.837
401	04	98	00	Otros complementos al personal contratado	735.978	0	0	0	0	0	735.978
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.948.187	0	0	18.285.983	0	0	27.234.170
401	05	01	00	Aguinaldos a empleados	0	0	0	10.021.748	0	0	10.021.748
401	05	03	00	Bono vacacional a empleados	4.672.550	0	0	0	0	0	4.672.550
401	05	04	00	Aguinaldos a obreros	0	0	0	4.983.273	0	0	4.983.273
401	05	06	00	Bono vacacional a obreros	2.337.655	0	0	0	0	0	2.337.655
401	05	07	00	Aguinaldos al personal contratado	0	0	0	3.280.962	0	0	3.280.962
401	05	08	00	Bono vacacional al personal contratado	1.937.982	0	0	0	0	0	1.937.982
401	06	00	00	Aportes patronales y legales	4.295.832	0	0	0	0	0	4.295.832
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.356.884	0	0	0	0	0	1.356.884
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	654.928	0	0	0	0	0	654.928
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	371.127	0	0	0	0	0	371.127
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	436.619	0	0	0	0	0	436.619
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	941.211	0	0	0	0	0	941.211
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	245.840	0	0	0	0	0	245.840
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	289.223	0	0	0	0	0	289.223
401	07	00	00	Asistencia socio-económica	9.473.768	0	0	0	0	0	9.473.768
401	07	02	00	Becas a empleados	121.500	0	0	0	0	0	121.500
401	07	03	00	Ayudas por matrimonio a empleados	5.250	0	0	0	0	0	5.250
401	07	04	00	Ayudas por nacimiento de hijos a empleados	11.400	0	0	0	0	0	11.400
401	07	05	00	Ayudas por defunción a empleados	62.000	0	0	0	0	0	62.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119334 540162000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO COJEDES.

OBJETIVO DEL PROYECTO: AUMENTAR LAS COBERTURAS EN LA ATENCIÓN INTEGRAL EN LA RED AMBULATORIA DANDO RESPUESTAS RÁPIDA Y OPORTUNA, A FIN DE DISMINUIR LA DEMANDA DE LAS SERVICIOS DE LA RED HOSPITALARIA, ADEMÁS DE PROPORCIONAR A LOS CENTROS DE SALUD LAS HERRAMIENTAS NECESARIAS Y RECURSO HUMANO CAPACITADO PARA DESARROLLAR ACTIVIDADES CONTINUAS DE PROMOCIÓN Y PREVENCIÓN.

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 658.680 **FEMENINO:** 395.208 **MASCULINO:** 263.472

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. COJEDES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.305.000	0	0	0	0	0	1.305.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	98.752	0	0	0	0	0	98.752
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	164.780	0	0	0	0	0	164.780
401	07	10	00	Dotación de uniformes a empleados	372.800	0	0	0	0	0	372.800
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	308.980	0	0	0	0	0	308.980
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	138.800	0	0	0	0	0	138.800
401	07	18	00	Becas a obreros	175.500	0	0	0	0	0	175.500
401	07	19	00	Ayudas por matrimonio de obreros	5.200	0	0	0	0	0	5.200
401	07	20	00	Ayudas por nacimiento de hijos de obreros	10.950	0	0	0	0	0	10.950
401	07	21	00	Ayudas por defunción a obreros	116.000	0	0	0	0	0	116.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.205.000	0	0	0	0	0	1.205.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	21.957	0	0	0	0	0	21.957
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	669.385	0	0	0	0	0	669.385
401	07	26	00	Dotación de uniformes a obreros	117.420	0	0	0	0	0	117.420
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	415.121	0	0	0	0	0	415.121
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	112.337	0	0	0	0	0	112.337
401	07	33	00	Asistencia socio-económica al personal contratado	232.116	0	0	0	0	0	232.116
401	07	96	00	Otras subvenciones a empleados	2.015.760	0	0	0	0	0	2.015.760
401	07	97	00	Otras subvenciones a obreros	1.787.760	0	0	0	0	0	1.787.760
401	08	00	00	Prestaciones sociales e indemnizaciones	665.918	0	0	0	0	0	665.918
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	665.918	0	0	0	0	0	665.918
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**21.211.562**	**0**	0	**0**	**0**	0	**21.211.562**
402	01	00	00	Productos alimenticios y agropecuarios	2.314.373	0	0	0	0	0	2.314.373
402	01	01	00	Alimentos y bebidas para personas	2.314.373	0	0	0	0	0	2.314.373
402	03	00	00	Textiles y vestuarios	20.614	0	0	0	0	0	20.614
402	03	01	00	Textiles	11.367	0	0	0	0	0	11.367
402	03	02	00	Prendas de vestir	9.247	0	0	0	0	0	9.247

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119334 540162000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO COJEDES.

OBJETIVO DEL PROYECTO: AUMENTAR LAS COBERTURAS EN LA ATENCIÓN INTEGRAL EN LA RED AMBULATORIA DANDO RESPUESTAS RÁPIDA Y OPORTUNA, A FIN DE DISMINUIR LA DEMANDA DE LAS SERVICIOS DE LA RED HOSPITALARIA, ADEMÁS DE PROPORCIONAR A LOS CENTROS DE SALUD LAS HERRAMIENTAS NECESARIAS Y RECURSO HUMANO CAPACITADO PARA DESARROLLAR ACTIVIDADES CONTINUAS DE PROMOCIÓN Y PREVENCIÓN.

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 658.680 **FEMENINO:** 395.208 **MASCULINO:** 263.472

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. COJEDES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	00	00	Productos de cuero y caucho	96.838	0	0	0	0	0	96.838
402	04	03	00	Cauchos y tripas para vehículos	96.838	0	0	0	0	0	96.838
402	05	00	00	Productos de papel, cartón e impresos	90.047	0	0	0	0	0	90.047
402	05	03	00	Productos de papel y cartón para oficina	87.789	0	0	0	0	0	87.789
402	05	06	00	Productos de papel y cartón para computación	2.258	0	0	0	0	0	2.258
402	06	00	00	Productos químicos y derivados	9.523.920	0	0	0	0	0	9.523.920
402	06	03	00	Tintas, pinturas y colorantes	742.978	0	0	0	0	0	742.978
402	06	04	00	Productos farmacéuticos y medicamentos	7.978.047	0	0	0	0	0	7.978.047
402	06	06	00	Combustibles y lubricantes	22.342	0	0	0	0	0	22.342
402	06	99	00	Otros productos de la industria química y conexos	780.553	0	0	0	0	0	780.553
402	08	00	00	Productos metálicos	42.261	0	0	0	0	0	42.261
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	23.315	0	0	0	0	0	23.315
402	08	09	00	Repuestos y accesorios para equipos de transporte	18.946	0	0	0	0	0	18.946
402	10	00	00	Productos varios y útiles diversos	9.118.028	0	0	0	0	0	9.118.028
402	10	02	00	Materiales y útiles de limpieza y aseo	400.141	0	0	0	0	0	400.141
402	10	03	00	Utensilios de cocina y comedor	40.867	0	0	0	0	0	40.867
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	7.796.849	0	0	0	0	0	7.796.849
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	40.326	0	0	0	0	0	40.326
402	10	07	00	Productos de seguridad en el trabajo	348.269	0	0	0	0	0	348.269
402	10	08	00	Materiales para equipos de computación	46.174	0	0	0	0	0	46.174
402	10	11	00	Materiales eléctricos	351.601	0	0	0	0	0	351.601
402	10	12	00	Materiales para instalaciones sanitarias	93.801	0	0	0	0	0	93.801
402	99	00	00	Otros materiales y suministros	5.481	0	0	0	0	0	5.481
402	99	01	00	Otros materiales y suministros	5.481	0	0	0	0	0	5.481
403	**00**	**00**	**00**	**Servicios no personales**	**1.766.940**	**0**	**0**	**0**	**0**	**0**	**1.766.940**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	875.728	0	0	0	0	0	875.728
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	301.468	0	0	0	0	0	301.468
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	330.866	0	0	0	0	0	330.866

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119334 540162000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO COJEDES.

OBJETIVO DEL PROYECTO: AUMENTAR LAS COBERTURAS EN LA ATENCIÓN INTEGRAL EN LA RED AMBULATORIA DANDO RESPUESTAS RÁPIDA Y OPORTUNA, A FIN DE DISMINUIR LA DEMANDA DE LAS SERVICIOS DE LA RED HOSPITALARIA, ADEMÁS DE PROPORCIONAR A LOS CENTROS DE SALUD LAS HERRAMIENTAS NECESARIAS Y RECURSO HUMANO CAPACITADO PARA DESARROLLAR ACTIVIDADES CONTINUAS DE PROMOCIÓN Y PREVENCIÓN.

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 658.680 **FEMENINO:** 395.208 **MASCULINO:** 263.472

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. COJEDES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	59.566	0	0	0	0	0	59.566
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	183.828	0	0	0	0	0	183.828
403	12	00	00	Conservación y reparaciones menores de obras	132.689	0	0	0	0	0	132.689
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	132.689	0	0	0	0	0	132.689
403	18	00	00	Impuestos indirectos	758.523	0	0	0	0	0	758.523
403	18	01	00	Impuesto al valor agregado	758.523	0	0	0	0	0	758.523
404	**00**	**00**	**00**	**Activos reales**	**347.108**	**0**	**0**	**0**	**0**	**0**	**347.108**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	347.108	0	0	0	0	0	347.108
404	09	01	00	Mobiliario y equipos de oficina	165.060	0	0	0	0	0	165.060
404	09	02	00	Equipos de computación	182.048	0	0	0	0	0	182.048
				Totales	**142.887.821**	**0**	**0**	**18.285.983**	**0**	**0**	**161.173.804**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119334 540162000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO COJEDES.

OBJETIVO DEL PROYECTO: AUMENTAR LAS COBERTURAS EN LA ATENCIÓN INTEGRAL EN LA RED AMBULATORIA DANDO RESPUESTAS RÁPIDA Y OPORTUNA, A FIN DE DISMINUIR LA DEMANDA DE LAS SERVICIOS DE LA RED HOSPITALARIA, ADEMÁS DE PROPORCIONAR A LOS CENTROS DE SALUD LAS HERRAMIENTAS NECESARIAS Y RECURSO HUMANO CAPACITADO PARA DESARROLLAR ACTIVIDADES CONTINUAS DE PROMOCIÓN Y PREVENCIÓN.

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 658.680 **FEMENINO:** 395.208 **MASCULINO:** 263.472

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. COJEDES **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119334 540162000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO COJEDES.

OBJETIVO DEL PROYECTO: AUMENTAR LAS COBERTURAS EN LA ATENCIÓN INTEGRAL EN LA RED AMBULATORIA DANDO RESPUESTAS RÁPIDA Y OPORTUNA, A FIN DE DISMINUIR LA DEMANDA DE LAS SERVICIOS DE LA RED HOSPITALARIA, ADEMÁS DE PROPORCIONAR A LOS CENTROS DE SALUD LAS HERRAMIENTAS NECESARIAS Y RECURSO HUMANO CAPACITADO PARA DESARROLLAR ACTIVIDADES CONTINUAS DE PROMOCIÓN Y PREVENCIÓN.

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 658.680 **FEMENINO:** 395.208 **MASCULINO:** 263.472

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. COJEDES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540162001 ATENCIÓN PRIMARIA EN LOS SERVICIOS QUE SE PRESTAN EN LA RED AMBULATOTIA DEL ESTADO COJEDES

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 179.768

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LA RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**24.704.960**	**0**	**0**	**3.524.006**	**0**	**0**	**28.228.966**
401	01	00	00	Sueldos, salarios y otras retribuciones	14.137.598	0	0	0	0	0	14.137.598
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.996.217	0	0	0	0	0	4.996.217
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	21.543	0	0	0	0	0	21.543
401	01	03	00	Suplencias a empleados	760.751	0	0	0	0	0	760.751
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.223.188	0	0	0	0	0	3.223.188
401	01	12	00	Salarios a obreros en puestos no permanentes	1.264.872	0	0	0	0	0	1.264.872
401	01	13	00	Suplencias a obreros	625.968	0	0	0	0	0	625.968
401	01	18	00	Remuneraciones al personal contratado	1.667.659	0	0	0	0	0	1.667.659
401	01	99	00	Otras retribuciones	1.577.400	0	0	0	0	0	1.577.400
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.610.273	0	0	0	0	0	1.610.273
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.070.007	0	0	0	0	0	1.070.007
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	1.659	0	0	0	0	0	1.659
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	538.607	0	0	0	0	0	538.607
401	03	00	00	Primas	1.613.284	0	0	0	0	0	1.613.284
401	03	02	00	Primas de transporte a empleados	102.240	0	0	0	0	0	102.240
401	03	04	00	Primas por hijos a empleados	26.400	0	0	0	0	0	26.400
401	03	08	00	Primas de profesionalización a empleados	593.602	0	0	0	0	0	593.602
401	03	09	00	Primas por antigüedad a empleados	129.504	0	0	0	0	0	129.504
401	03	17	00	Primas de transporte a obreros	79.200	0	0	0	0	0	79.200
401	03	19	00	Primas por hijos de obreros	16.800	0	0	0	0	0	16.800
401	03	21	00	Primas por antigüedad a obreros	126.720	0	0	0	0	0	126.720
401	03	97	00	Otras primas a empleados	428.334	0	0	0	0	0	428.334

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119334 540162000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO COJEDES.

OBJETIVO DEL PROYECTO: AUMENTAR LAS COBERTURAS EN LA ATENCIÓN INTEGRAL EN LA RED AMBULATORIA DANDO RESPUESTAS RÁPIDA Y OPORTUNA, A FIN DE DISMINUIR LA DEMANDA DE LAS SERVICIOS DE LA RED HOSPITALARIA, ADEMÁS DE PROPORCIONAR A LOS CENTROS DE SALUD LAS HERRAMIENTAS NECESARIAS Y RECURSO HUMANO CAPACITADO PARA DESARROLLAR ACTIVIDADES CONTINUAS DE PROMOCIÓN Y PREVENCIÓN.

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 658.680 **FEMENINO:** 395.208 **MASCULINO:** 263.472

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. COJEDES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540162001 ATENCIÓN PRIMARIA EN LOS SERVICIOS QUE SE PRESTAN EN LA RED AMBULATOTIA DEL ESTADO COJEDES

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 179.768

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LA RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	98	00	Otras primas a obreros	110.484	0	0	0	0	0	110.484
401	04	00	00	Complementos de sueldos y salarios	1.625.497	0	0	0	0	0	1.625.497
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	60.000	0	0	0	0	0	60.000
401	04	02	00	Complemento a empleados por trabajo nocturno	504.180	0	0	0	0	0	504.180
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	315.916	0	0	0	0	0	315.916
401	04	16	00	Complemento a obreros por gastos de alimentación	950	0	0	0	0	0	950
401	04	17	00	Complemento a obreros por gastos de transporte	19.800	0	0	0	0	0	19.800
401	04	96	00	Otros complementos a empleados	280.847	0	0	0	0	0	280.847
401	04	97	00	Otros complementos a obreros	253.826	0	0	0	0	0	253.826
401	04	98	00	Otros complementos al personal contratado	189.978	0	0	0	0	0	189.978
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.374.833	0	0	3.524.006	0	0	4.898.839
401	05	01	00	Aguinaldos a empleados	0	0	0	2.002.360	0	0	2.002.360
401	05	03	00	Bono vacacional a empleados	642.521	0	0	0	0	0	642.521
401	05	04	00	Aguinaldos a obreros	0	0	0	630.779	0	0	630.779
401	05	06	00	Bono vacacional a obreros	315.916	0	0	0	0	0	315.916
401	05	07	00	Aguinaldos al personal contratado	0	0	0	890.867	0	0	890.867
401	05	08	00	Bono vacacional al personal contratado	416.396	0	0	0	0	0	416.396
401	06	00	00	Aportes patronales y legales	1.024.806	0	0	0	0	0	1.024.806
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	411.651	0	0	0	0	0	411.651
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	123.495	0	0	0	0	0	123.495
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	69.981	0	0	0	0	0	69.981
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	82.330	0	0	0	0	0	82.330
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	246.240	0	0	0	0	0	246.240

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119334 540162000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO COJEDES.

OBJETIVO DEL PROYECTO: AUMENTAR LAS COBERTURAS EN LA ATENCIÓN INTEGRAL EN LA RED AMBULATORIA DANDO RESPUESTAS RÁPIDA Y OPORTUNA, A FIN DE DISMINUIR LA DEMANDA DE LAS SERVICIOS DE LA RED HOSPITALARIA, ADEMÁS DE PROPORCIONAR A LOS CENTROS DE SALUD LAS HERRAMIENTAS NECESARIAS Y RECURSO HUMANO CAPACITADO PARA DESARROLLAR ACTIVIDADES CONTINUAS DE PROMOCIÓN Y PREVENCIÓN.

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 658.680 **FEMENINO:** 395.208 **MASCULINO:** 263.472

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. COJEDES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540162001 ATENCIÓN PRIMARIA EN LOS SERVICIOS QUE SE PRESTAN EN LA RED AMBULATOTIA DEL ESTADO COJEDES

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 179.768

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LA RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	41.861	0	0	0	0	0	41.861
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	49.248	0	0	0	0	0	49.248
401	07	00	00	Asistencia socio-económica	3.002.544	0	0	0	0	0	3.002.544
401	07	02	00	Becas a empleados	33.000	0	0	0	0	0	33.000
401	07	03	00	Ayudas por matrimonio a empleados	2.400	0	0	0	0	0	2.400
401	07	04	00	Ayudas por nacimiento de hijos a empleados	3.150	0	0	0	0	0	3.150
401	07	05	00	Ayudas por defunción a empleados	10.000	0	0	0	0	0	10.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	425.000	0	0	0	0	0	425.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	40.960	0	0	0	0	0	40.960
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	28.980	0	0	0	0	0	28.980
401	07	10	00	Dotación de uniformes a empleados	72.000	0	0	0	0	0	72.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	85.515	0	0	0	0	0	85.515
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	24.000	0	0	0	0	0	24.000
401	07	18	00	Becas a obreros	22.500	0	0	0	0	0	22.500
401	07	19	00	Ayudas por matrimonio de obreros	1.200	0	0	0	0	0	1.200
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.950	0	0	0	0	0	1.950
401	07	21	00	Ayudas por defunción a obreros	38.000	0	0	0	0	0	38.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	400.000	0	0	0	0	0	400.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	11.193	0	0	0	0	0	11.193
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	11.200	0	0	0	0	0	11.200
401	07	26	00	Dotación de uniformes a obreros	44.000	0	0	0	0	0	44.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	68.698	0	0	0	0	0	68.698
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	8.000	0	0	0	0	0	8.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119334 540162000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO COJEDES.

OBJETIVO DEL PROYECTO: AUMENTAR LAS COBERTURAS EN LA ATENCIÓN INTEGRAL EN LA RED AMBULATORIA DANDO RESPUESTAS RÁPIDA Y OPORTUNA, A FIN DE DISMINUIR LA DEMANDA DE LAS SERVICIOS DE LA RED HOSPITALARIA, ADEMÁS DE PROPORCIONAR A LOS CENTROS DE SALUD LAS HERRAMIENTAS NECESARIAS Y RECURSO HUMANO CAPACITADO PARA DESARROLLAR ACTIVIDADES CONTINUAS DE PROMOCIÓN Y PREVENCIÓN.

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 658.680 **FEMENINO:** 395.208 **MASCULINO:** 263.472

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. COJEDES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540162001 ATENCIÓN PRIMARIA EN LOS SERVICIOS QUE SE PRESTAN EN LA RED AMBULATOTIA DEL ESTADO COJEDES

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 179.768

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LA RED AMBULATORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	33	00	Asistencia socio-económica al personal contratado	50.638	0	0	0	0	0	50.638
401	07	96	00	Otras subvenciones a empleados	911.360	0	0	0	0	0	911.360
401	07	97	00	Otras subvenciones a obreros	708.800	0	0	0	0	0	708.800
401	08	00	00	Prestaciones sociales e indemnizaciones	316.125	0	0	0	0	0	316.125
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	316.125	0	0	0	0	0	316.125
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.041.293**	**0**	**0**	**0**	**0**	**0**	**4.041.293**
402	05	00	00	Productos de papel, cartón e impresos	45.463	0	0	0	0	0	45.463
402	05	03	00	Productos de papel y cartón para oficina	45.463	0	0	0	0	0	45.463
402	06	00	00	Productos químicos y derivados	2.108.193	0	0	0	0	0	2.108.193
402	06	03	00	Tintas, pinturas y colorantes	233.429	0	0	0	0	0	233.429
402	06	04	00	Productos farmacéuticos y medicamentos	1.874.764	0	0	0	0	0	1.874.764
402	10	00	00	Productos varios y útiles diversos	1.882.156	0	0	0	0	0	1.882.156
402	10	02	00	Materiales y útiles de limpieza y aseo	231.041	0	0	0	0	0	231.041
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.493.401	0	0	0	0	0	1.493.401
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	11.597	0	0	0	0	0	11.597
402	10	11	00	Materiales eléctricos	116.851	0	0	0	0	0	116.851
402	10	12	00	Materiales para instalaciones sanitarias	29.266	0	0	0	0	0	29.266
402	99	00	00	Otros materiales y suministros	5.481	0	0	0	0	0	5.481
402	99	01	00	Otros materiales y suministros	5.481	0	0	0	0	0	5.481
403	**00**	**00**	**00**	**Servicios no personales**	**101.849**	**0**	**0**	**0**	**0**	**0**	**101.849**
403	18	00	00	Impuestos indirectos	101.849	0	0	0	0	0	101.849
403	18	01	00	Impuesto al valor agregado	101.849	0	0	0	0	0	101.849
				Totales	**28.848.102**	**0**	**0**	**3.524.006**	**0**	**0**	**32.372.108**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119334 540162000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO COJEDES.

OBJETIVO DEL PROYECTO: AUMENTAR LAS COBERTURAS EN LA ATENCIÓN INTEGRAL EN LA RED AMBULATORIA DANDO RESPUESTAS RÁPIDA Y OPORTUNA, A FIN DE DISMINUIR LA DEMANDA DE LAS SERVICIOS DE LA RED HOSPITALARIA, ADEMÁS DE PROPORCIONAR A LOS CENTROS DE SALUD LAS HERRAMIENTAS NECESARIAS Y RECURSO HUMANO CAPACITADO PARA DESARROLLAR ACTIVIDADES CONTINUAS DE PROMOCIÓN Y PREVENCIÓN.

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 658.680 **FEMENINO:** 395.208 **MASCULINO:** 263.472

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. COJEDES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540162002 ATENCIÓN INTEGRAL A LA POBLACION QUE ASISTE A LA RED HOSPITALARIA DES ESTADO

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 459.151

RESPONSABLE/EJECUTOR: DIRECCION DE RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**88.138.014**	**0**	**0**	**14.042.139**	**0**	**0**	**102.180.153**
401	01	00	00	Sueldos, salarios y otras retribuciones	55.364.557	0	0	0	0	0	55.364.557
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	23.073.337	0	0	0	0	0	23.073.337
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	118.421	0	0	0	0	0	118.421
401	01	03	00	Suplencias a empleados	2.731.861	0	0	0	0	0	2.731.861
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	15.534.558	0	0	0	0	0	15.534.558
401	01	12	00	Salarios a obreros en puestos no permanentes	3.033.389	0	0	0	0	0	3.033.389
401	01	13	00	Suplencias a obreros	2.200.787	0	0	0	0	0	2.200.787
401	01	18	00	Remuneraciones al personal contratado	3.854.204	0	0	0	0	0	3.854.204
401	01	99	00	Otras retribuciones	4.818.000	0	0	0	0	0	4.818.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.479.110	0	0	0	0	0	4.479.110
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.845.154	0	0	0	0	0	2.845.154
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	5.028	0	0	0	0	0	5.028
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.628.928	0	0	0	0	0	1.628.928
401	03	00	00	Primas	2.991.264	0	0	0	0	0	2.991.264
401	03	02	00	Primas de transporte a empleados	501.840	0	0	0	0	0	501.840
401	03	04	00	Primas por hijos a empleados	114.000	0	0	0	0	0	114.000
401	03	08	00	Primas de profesionalización a empleados	1.260.313	0	0	0	0	0	1.260.313
401	03	09	00	Primas por antigüedad a empleados	167.280	0	0	0	0	0	167.280
401	03	19	00	Primas por hijos de obreros	483.840	0	0	0	0	0	483.840
401	03	21	00	Primas por antigüedad a obreros	82.800	0	0	0	0	0	82.800
401	03	97	00	Otras primas a empleados	2.880	0	0	0	0	0	2.880
401	03	98	00	Otras primas a obreros	378.311	0	0	0	0	0	378.311

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119334 540162000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO COJEDES.

OBJETIVO DEL PROYECTO: AUMENTAR LAS COBERTURAS EN LA ATENCIÓN INTEGRAL EN LA RED AMBULATORIA DANDO RESPUESTAS RÁPIDA Y OPORTUNA, A FIN DE DISMINUIR LA DEMANDA DE LAS SERVICIOS DE LA RED HOSPITALARIA, ADEMÁS DE PROPORCIONAR A LOS CENTROS DE SALUD LAS HERRAMIENTAS NECESARIAS Y RECURSO HUMANO CAPACITADO PARA DESARROLLAR ACTIVIDADES CONTINUAS DE PROMOCIÓN Y PREVENCIÓN.

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 658.680 **FEMENINO:** 395.208 **MASCULINO:** 263.472

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. COJEDES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540162002 ATENCIÓN INTEGRAL A LA POBLACION QUE ASISTE A LA RED HOSPITALARIA DES ESTADO

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 459.151

RESPONSABLE/EJECUTOR: DIRECCION DE RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	00	00	Complementos de sueldos y salarios	9.075.749	0	0	0	0	0	9.075.749
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	216.000	0	0	0	0	0	216.000
401	04	02	00	Complemento a empleados por trabajo nocturno	3.833.712	0	0	0	0	0	3.833.712
401	04	03	00	Complemento a empleados por gastos de alimentación	369.041	0	0	0	0	0	369.041
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.002.166	0	0	0	0	0	2.002.166
401	04	16	00	Complemento a obreros por gastos de alimentación	5.806	0	0	0	0	0	5.806
401	04	17	00	Complemento a obreros por gastos de transporte	13.500	0	0	0	0	0	13.500
401	04	96	00	Otros complementos a empleados	1.533.482	0	0	0	0	0	1.533.482
401	04	97	00	Otros complementos a obreros	687.082	0	0	0	0	0	687.082
401	04	98	00	Otros complementos al personal contratado	414.960	0	0	0	0	0	414.960
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.246.523	0	0	14.042.139	0	0	21.288.662
401	05	01	00	Aguinaldos a empleados	0	0	0	7.678.954	0	0	7.678.954
401	05	03	00	Bono vacacional a empleados	3.869.969	0	0	0	0	0	3.869.969
401	05	04	00	Aguinaldos a obreros	0	0	0	4.153.824	0	0	4.153.824
401	05	06	00	Bono vacacional a obreros	1.929.957	0	0	0	0	0	1.929.957
401	05	07	00	Aguinaldos al personal contratado	0	0	0	2.209.361	0	0	2.209.361
401	05	08	00	Bono vacacional al personal contratado	1.446.597	0	0	0	0	0	1.446.597
401	06	00	00	Aportes patronales y legales	2.988.236	0	0	0	0	0	2.988.236
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	832.411	0	0	0	0	0	832.411
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	497.587	0	0	0	0	0	497.587
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	281.966	0	0	0	0	0	281.966
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	331.725	0	0	0	0	0	331.725
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	626.082	0	0	0	0	0	626.082

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119334 540162000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO COJEDES.

OBJETIVO DEL PROYECTO: AUMENTAR LAS COBERTURAS EN LA ATENCIÓN INTEGRAL EN LA RED AMBULATORIA DANDO RESPUESTAS RÁPIDA Y OPORTUNA, A FIN DE DISMINUIR LA DEMANDA DE LAS SERVICIOS DE LA RED HOSPITALARIA, ADEMÁS DE PROPORCIONAR A LOS CENTROS DE SALUD LAS HERRAMIENTAS NECESARIAS Y RECURSO HUMANO CAPACITADO PARA DESARROLLAR ACTIVIDADES CONTINUAS DE PROMOCIÓN Y PREVENCIÓN.

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 658.680 **FEMENINO:** 395.208 **MASCULINO:** 263.472

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. COJEDES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540162002 ATENCIÓN INTEGRAL A LA POBLACION QUE ASISTE A LA RED HOSPITALARIA DES ESTADO

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 459.151

RESPONSABLE/EJECUTOR: DIRECCION DE RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	192.268	0	0	0	0	0	192.268
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	226.197	0	0	0	0	0	226.197
401	07	00	00	Asistencia socio-económica	5.696.216	0	0	0	0	0	5.696.216
401	07	02	00	Becas a empleados	76.500	0	0	0	0	0	76.500
401	07	03	00	Ayudas por matrimonio a empleados	1.800	0	0	0	0	0	1.800
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.500	0	0	0	0	0	4.500
401	07	05	00	Ayudas por defunción a empleados	44.000	0	0	0	0	0	44.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	775.000	0	0	0	0	0	775.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	51.638	0	0	0	0	0	51.638
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	127.400	0	0	0	0	0	127.400
401	07	10	00	Dotación de uniformes a empleados	278.800	0	0	0	0	0	278.800
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	130.896	0	0	0	0	0	130.896
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	108.000	0	0	0	0	0	108.000
401	07	18	00	Becas a obreros	147.000	0	0	0	0	0	147.000
401	07	19	00	Ayudas por matrimonio de obreros	3.300	0	0	0	0	0	3.300
401	07	20	00	Ayudas por nacimiento de hijos de obreros	7.800	0	0	0	0	0	7.800
401	07	21	00	Ayudas por defunción a obreros	70.000	0	0	0	0	0	70.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	725.000	0	0	0	0	0	725.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	654.125	0	0	0	0	0	654.125
401	07	26	00	Dotación de uniformes a obreros	60.620	0	0	0	0	0	60.620
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	268.800	0	0	0	0	0	268.800
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	101.437	0	0	0	0	0	101.437
401	07	33	00	Asistencia socio-económica al personal contratado	81.600	0	0	0	0	0	81.600

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119334 540162000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO COJEDES.

OBJETIVO DEL PROYECTO: AUMENTAR LAS COBERTURAS EN LA ATENCIÓN INTEGRAL EN LA RED AMBULATORIA DANDO RESPUESTAS RÁPIDA Y OPORTUNA, A FIN DE DISMINUIR LA DEMANDA DE LAS SERVICIOS DE LA RED HOSPITALARIA, ADEMÁS DE PROPORCIONAR A LOS CENTROS DE SALUD LAS HERRAMIENTAS NECESARIAS Y RECURSO HUMANO CAPACITADO PARA DESARROLLAR ACTIVIDADES CONTINUAS DE PROMOCIÓN Y PREVENCIÓN.

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 658.680 **FEMENINO:** 395.208 **MASCULINO:** 263.472

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. COJEDES **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 540162002 ATENCIÓN INTEGRAL A LA POBLACION QUE ASISTE A LA RED HOSPITALARIA DES ESTADO

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 459.151

RESPONSABLE/EJECUTOR: DIRECCION DE RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	96	00	Otras subvenciones a empleados	1.000.000	0	0	0	0	0	1.000.000
401	07	97	00	Otras subvenciones a obreros	978.000	0	0	0	0	0	978.000
401	08	00	00	Prestaciones sociales e indemnizaciones	296.359	0	0	0	0	0	296.359
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	296.359	0	0	0	0	0	296.359
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.677.965**	**0**	**0**	**0**	**0**	**0**	**16.677.965**
402	01	00	00	Productos alimenticios y agropecuarios	2.314.373	0	0	0	0	0	2.314.373
402	01	01	00	Alimentos y bebidas para personas	2.314.373	0	0	0	0	0	2.314.373
402	03	00	00	Textiles y vestuarios	20.614	0	0	0	0	0	20.614
402	03	01	00	Textiles	11.367	0	0	0	0	0	11.367
402	03	02	00	Prendas de vestir	9.247	0	0	0	0	0	9.247
402	04	00	00	Productos de cuero y caucho	96.838	0	0	0	0	0	96.838
402	04	03	00	Cauchos y tripas para vehículos	96.838	0	0	0	0	0	96.838
402	05	00	00	Productos de papel, cartón e impresos	44.584	0	0	0	0	0	44.584
402	05	03	00	Productos de papel y cartón para oficina	42.326	0	0	0	0	0	42.326
402	05	06	00	Productos de papel y cartón para computación	2.258	0	0	0	0	0	2.258
402	06	00	00	Productos químicos y derivados	7.321.138	0	0	0	0	0	7.321.138
402	06	03	00	Tintas, pinturas y colorantes	414.960	0	0	0	0	0	414.960
402	06	04	00	Productos farmacéuticos y medicamentos	6.103.283	0	0	0	0	0	6.103.283
402	06	06	00	Combustibles y lubricantes	22.342	0	0	0	0	0	22.342
402	06	99	00	Otros productos de la industria química y conexos	780.553	0	0	0	0	0	780.553
402	08	00	00	Productos metálicos	42.261	0	0	0	0	0	42.261
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	23.315	0	0	0	0	0	23.315
402	08	09	00	Repuestos y accesorios para equipos de transporte	18.946	0	0	0	0	0	18.946
402	10	00	00	Productos varios y útiles diversos	6.838.157	0	0	0	0	0	6.838.157

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119334 540162000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO COJEDES.

OBJETIVO DEL PROYECTO: AUMENTAR LAS COBERTURAS EN LA ATENCIÓN INTEGRAL EN LA RED AMBULATORIA DANDO RESPUESTAS RÁPIDA Y OPORTUNA, A FIN DE DISMINUIR LA DEMANDA DE LAS SERVICIOS DE LA RED HOSPITALARIA, ADEMÁS DE PROPORCIONAR A LOS CENTROS DE SALUD LAS HERRAMIENTAS NECESARIAS Y RECURSO HUMANO CAPACITADO PARA DESARROLLAR ACTIVIDADES CONTINUAS DE PROMOCIÓN Y PREVENCIÓN.

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 658.680 **FEMENINO:** 395.208 **MASCULINO:** 263.472

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. COJEDES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540162002 ATENCIÓN INTEGRAL A LA POBLACION QUE ASISTE A LA RED HOSPITALARIA DES ESTADO

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 459.151

RESPONSABLE/EJECUTOR: DIRECCION DE RED HOSPITALARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	169.100	0	0	0	0	0	169.100
402	10	03	00	Utensilios de cocina y comedor	40.867	0	0	0	0	0	40.867
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	6.303.448	0	0	0	0	0	6.303.448
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	28.729	0	0	0	0	0	28.729
402	10	08	00	Materiales para equipos de computación	46.174	0	0	0	0	0	46.174
402	10	11	00	Materiales eléctricos	234.750	0	0	0	0	0	234.750
402	10	12	00	Materiales para instalaciones sanitarias	15.089	0	0	0	0	0	15.089
403	**00**	**00**	**00**	**Servicios no personales**	**1.632.801**	**0**	**0**	**0**	**0**	**0**	**1.632.801**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	875.728	0	0	0	0	0	875.728
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	301.468	0	0	0	0	0	301.468
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	330.866	0	0	0	0	0	330.866
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	59.566	0	0	0	0	0	59.566
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	183.828	0	0	0	0	0	183.828
403	12	00	00	Conservación y reparaciones menores de obras	132.689	0	0	0	0	0	132.689
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	132.689	0	0	0	0	0	132.689
403	18	00	00	Impuestos indirectos	624.384	0	0	0	0	0	624.384
403	18	01	00	Impuesto al valor agregado	624.384	0	0	0	0	0	624.384
				Totales	**106.448.780**	**0**	**0**	**14.042.139**	**0**	**0**	**120.490.919**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119334 540162000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO COJEDES.

OBJETIVO DEL PROYECTO: AUMENTAR LAS COBERTURAS EN LA ATENCIÓN INTEGRAL EN LA RED AMBULATORIA DANDO RESPUESTAS RÁPIDA Y OPORTUNA, A FIN DE DISMINUIR LA DEMANDA DE LAS SERVICIOS DE LA RED HOSPITALARIA, ADEMÁS DE PROPORCIONAR A LOS CENTROS DE SALUD LAS HERRAMIENTAS NECESARIAS Y RECURSO HUMANO CAPACITADO PARA DESARROLLAR ACTIVIDADES CONTINUAS DE PROMOCIÓN Y PREVENCIÓN.

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 658.680 **FEMENINO:** 395.208 **MASCULINO:** 263.472

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. COJEDES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540162003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDEMICAS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 66.061

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SANEAMIENTO AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.719.237**	**0**	**0**	**719.838**	**0**	**0**	**7.439.075**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.934.793	0	0	0	0	0	3.934.793
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.477.737	0	0	0	0	0	1.477.737
401	01	03	00	Suplencias a empleados	168.376	0	0	0	0	0	168.376
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	896.384	0	0	0	0	0	896.384
401	01	12	00	Salarios a obreros en puestos no permanentes	513.992	0	0	0	0	0	513.992
401	01	13	00	Suplencias a obreros	306.240	0	0	0	0	0	306.240
401	01	18	00	Remuneraciones al personal contratado	341.064	0	0	0	0	0	341.064
401	01	99	00	Otras retribuciones	231.000	0	0	0	0	0	231.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	602.028	0	0	0	0	0	602.028
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	405.877	0	0	0	0	0	405.877
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	196.151	0	0	0	0	0	196.151
401	03	00	00	Primas	447.847	0	0	0	0	0	447.847
401	03	01	00	Primas por mérito a empleados	99.411	0	0	0	0	0	99.411
401	03	02	00	Primas de transporte a empleados	39.600	0	0	0	0	0	39.600
401	03	04	00	Primas por hijos a empleados	11.400	0	0	0	0	0	11.400
401	03	08	00	Primas de profesionalización a empleados	89.907	0	0	0	0	0	89.907
401	03	09	00	Primas por antigüedad a empleados	50.160	0	0	0	0	0	50.160
401	03	16	00	Primas por mérito a obreros	83.393	0	0	0	0	0	83.393
401	03	17	00	Primas de transporte a obreros	23.040	0	0	0	0	0	23.040
401	03	19	00	Primas por hijos de obreros	7.200	0	0	0	0	0	7.200
401	03	21	00	Primas por antigüedad a obreros	26.112	0	0	0	0	0	26.112
401	03	98	00	Otras primas a obreros	17.624	0	0	0	0	0	17.624

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119334 540162000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO COJEDES.

OBJETIVO DEL PROYECTO: AUMENTAR LAS COBERTURAS EN LA ATENCIÓN INTEGRAL EN LA RED AMBULATORIA DANDO RESPUESTAS RÁPIDA Y OPORTUNA, A FIN DE DISMINUIR LA DEMANDA DE LAS SERVICIOS DE LA RED HOSPITALARIA, ADEMÁS DE PROPORCIONAR A LOS CENTROS DE SALUD LAS HERRAMIENTAS NECESARIAS Y RECURSO HUMANO CAPACITADO PARA DESARROLLAR ACTIVIDADES CONTINUAS DE PROMOCIÓN Y PREVENCIÓN.

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 658.680 **FEMENINO:** 395.208 **MASCULINO:** 263.472

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. COJEDES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540162003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDEMICAS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 66.061

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SANEAMIENTO AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	00	00	Complementos de sueldos y salarios	296.506	0	0	0	0	0	296.506
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	60.000	0	0	0	0	0	60.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	29.501	0	0	0	0	0	29.501
401	04	16	00	Complemento a obreros por gastos de alimentación	276	0	0	0	0	0	276
401	04	17	00	Complemento a obreros por gastos de transporte	5.760	0	0	0	0	0	5.760
401	04	97	00	Otros complementos a obreros	69.929	0	0	0	0	0	69.929
401	04	98	00	Otros complementos al personal contratado	131.040	0	0	0	0	0	131.040
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	326.831	0	0	719.838	0	0	1.046.669
401	05	01	00	Aguinaldos a empleados	0	0	0	340.434	0	0	340.434
401	05	03	00	Bono vacacional a empleados	160.060	0	0	0	0	0	160.060
401	05	04	00	Aguinaldos a obreros	0	0	0	198.670	0	0	198.670
401	05	06	00	Bono vacacional a obreros	91.782	0	0	0	0	0	91.782
401	05	07	00	Aguinaldos al personal contratado	0	0	0	180.734	0	0	180.734
401	05	08	00	Bono vacacional al personal contratado	74.989	0	0	0	0	0	74.989
401	06	00	00	Aportes patronales y legales	282.790	0	0	0	0	0	282.790
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	112.822	0	0	0	0	0	112.822
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	33.846	0	0	0	0	0	33.846
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	19.180	0	0	0	0	0	19.180
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	22.564	0	0	0	0	0	22.564
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	68.889	0	0	0	0	0	68.889
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	11.711	0	0	0	0	0	11.711
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	13.778	0	0	0	0	0	13.778
401	07	00	00	Asistencia socio-económica	775.008	0	0	0	0	0	775.008

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119334 540162000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO COJEDES.

OBJETIVO DEL PROYECTO: AUMENTAR LAS COBERTURAS EN LA ATENCIÓN INTEGRAL EN LA RED AMBULATORIA DANDO RESPUESTAS RÁPIDA Y OPORTUNA, A FIN DE DISMINUIR LA DEMANDA DE LAS SERVICIOS DE LA RED HOSPITALARIA, ADEMÁS DE PROPORCIONAR A LOS CENTROS DE SALUD LAS HERRAMIENTAS NECESARIAS Y RECURSO HUMANO CAPACITADO PARA DESARROLLAR ACTIVIDADES CONTINUAS DE PROMOCIÓN Y PREVENCIÓN.

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 658.680 **FEMENINO:** 395.208 **MASCULINO:** 263.472

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. COJEDES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540162003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDEMICAS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 66.061

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SANEAMIENTO AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	02	00	Becas a empleados	12.000	0	0	0	0	0	12.000
401	07	03	00	Ayudas por matrimonio a empleados	1.050	0	0	0	0	0	1.050
401	07	04	00	Ayudas por nacimiento de hijos a empleados	3.750	0	0	0	0	0	3.750
401	07	05	00	Ayudas por defunción a empleados	8.000	0	0	0	0	0	8.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	105.000	0	0	0	0	0	105.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.154	0	0	0	0	0	6.154
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	8.400	0	0	0	0	0	8.400
401	07	10	00	Dotación de uniformes a empleados	22.000	0	0	0	0	0	22.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	92.569	0	0	0	0	0	92.569
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	6.800	0	0	0	0	0	6.800
401	07	18	00	Becas a obreros	6.000	0	0	0	0	0	6.000
401	07	19	00	Ayudas por matrimonio de obreros	700	0	0	0	0	0	700
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.200	0	0	0	0	0	1.200
401	07	21	00	Ayudas por defunción a obreros	8.000	0	0	0	0	0	8.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	80.000	0	0	0	0	0	80.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.764	0	0	0	0	0	10.764
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.060	0	0	0	0	0	4.060
401	07	26	00	Dotación de uniformes a obreros	12.800	0	0	0	0	0	12.800
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	77.623	0	0	0	0	0	77.623
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.900	0	0	0	0	0	2.900
401	07	33	00	Asistencia socio-económica al personal contratado	99.878	0	0	0	0	0	99.878
401	07	96	00	Otras subvenciones a empleados	104.400	0	0	0	0	0	104.400
401	07	97	00	Otras subvenciones a obreros	100.960	0	0	0	0	0	100.960

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119334 540162000 OPTIMIZACIÓN DE LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD DEL ESTADO COJEDES.

OBJETIVO DEL PROYECTO: AUMENTAR LAS COBERTURAS EN LA ATENCIÓN INTEGRAL EN LA RED AMBULATORIA DANDO RESPUESTAS RÁPIDA Y OPORTUNA, A FIN DE DISMINUIR LA DEMANDA DE LAS SERVICIOS DE LA RED HOSPITALARIA, ADEMÁS DE PROPORCIONAR A LOS CENTROS DE SALUD LAS HERRAMIENTAS NECESARIAS Y RECURSO HUMANO CAPACITADO PARA DESARROLLAR ACTIVIDADES CONTINUAS DE PROMOCIÓN Y PREVENCIÓN.

UNIDAD DE MEDIDA: USUARIO ATENDIDO **META:** 658.680 **FEMENINO:** 395.208 **MASCULINO:** 263.472

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL DE SALUD EDO. COJEDES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540162003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDEMICAS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 66.061

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SANEAMIENTO AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	53.434	0	0	0	0	0	53.434
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	53.434	0	0	0	0	0	53.434
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**492.304**	**0**	**0**	**0**	**0**	0	**492.304**
402	06	00	00	Productos químicos y derivados	94.589	0	0	0	0	0	94.589
402	06	03	00	Tintas, pinturas y colorantes	94.589	0	0	0	0	0	94.589
402	10	00	00	Productos varios y útiles diversos	397.715	0	0	0	0	0	397.715
402	10	07	00	Productos de seguridad en el trabajo	348.269	0	0	0	0	0	348.269
402	10	12	00	Materiales para instalaciones sanitarias	49.446	0	0	0	0	0	49.446
403	**00**	**00**	**00**	**Servicios no personales**	**32.290**	**0**	**0**	**0**	**0**	0	**32.290**
403	18	00	00	Impuestos indirectos	32.290	0	0	0	0	0	32.290
403	18	01	00	Impuesto al valor agregado	32.290	0	0	0	0	0	32.290
404	**00**	**00**	**00**	**Activos reales**	**347.108**	**0**	**0**	**0**	**0**	0	**347.108**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	347.108	0	0	0	0	0	347.108
404	09	01	00	Mobiliario y equipos de oficina	165.060	0	0	0	0	0	165.060
404	09	02	00	Equipos de computación	182.048	0	0	0	0	0	182.048
				Totales	**7.590.939**	**0**	**0**	**719.838**	**0**	0	**8.310.777**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119450 540163000 ACCESO RACIONAL Y OPORTUNO A MEDICAMENTOS ESENCIALES, MATERIAL MÉDICO QUIRÚRGICO Y EQUIPAMIENTO DE SALUD

OBJETIVO DEL PROYECTO: PROMOVER EL USO RACIONAL DE MEDICAMENTOS Y OTROS INSUMOS PARA LA SALUD, EN TODOS LOS ESTABLECIMIENTOS DE SALUD QUE FORMAN PARTE DEL SISTEMA PÚBLICO NACIONAL DE SALUD PERTENECIENTES AL MINISTERIO DEL PODER POPULAR PARA LA SALUD

UNIDAD DE MEDIDA: UNIDAD **META:** 16.492.789

RESPONSABLE/EJECUTOR: SUMINISTROS DE INSUMOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**523.420**	**0**	**0**	**0**	**0**	**0**	**523.420**
401	01	00	00	Sueldos, salarios y otras retribuciones	155.882	0	0	0	0	0	155.882
401	01	18	00	Remuneraciones al personal contratado	155.882	0	0	0	0	0	155.882
401	04	00	00	Complementos de sueldos y salarios	63.020	0	0	0	0	0	63.020
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	5.420	0	0	0	0	0	5.420
401	04	26	00	Bono compensatorio de alimentación al personal contratado	57.600	0	0	0	0	0	57.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	171.586	0	0	0	0	0	171.586
401	05	07	00	Aguinaldos al personal contratado	139.680	0	0	0	0	0	139.680
401	05	08	00	Bono vacacional al personal contratado	31.906	0	0	0	0	0	31.906
401	07	00	00	Asistencia socio-económica	70.642	0	0	0	0	0	70.642
401	07	33	00	Asistencia socio-económica al personal contratado	70.642	0	0	0	0	0	70.642
401	08	00	00	Prestaciones sociales e indemnizaciones	62.290	0	0	0	0	0	62.290
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	62.290	0	0	0	0	0	62.290
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**33.114.898**	**0**	**0**	**10.000.000**	**0**	**0**	**43.114.898**
402	01	00	00	Productos alimenticios y agropecuarios	2.296	0	0	0	0	0	2.296
402	01	01	00	Alimentos y bebidas para personas	2.296	0	0	0	0	0	2.296
402	06	00	00	Productos químicos y derivados	17.157.164	0	0	10.000.000	0	0	27.157.164
402	06	04	00	Productos farmacéuticos y medicamentos	17.157.164	0	0	10.000.000	0	0	27.157.164
402	10	00	00	Productos varios y útiles diversos	15.955.438	0	0	0	0	0	15.955.438
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	15.948.238	0	0	0	0	0	15.948.238
402	10	08	00	Materiales para equipos de computación	7.200	0	0	0	0	0	7.200
403	**00**	**00**	**00**	**Servicios no personales**	**2.277.666**	**0**	**0**	**0**	**0**	**0**	**2.277.666**
403	09	00	00	Viáticos y pasajes	40.000	0	0	0	0	0	40.000
403	09	01	00	Viáticos y pasajes dentro del país	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	2.165.146	0	0	0	0	0	2.165.146
403	18	01	00	Impuesto al valor agregado	2.165.146	0	0	0	0	0	2.165.146
403	99	00	00	Otros servicios no personales	72.520	0	0	0	0	0	72.520
403	99	01	00	Otros servicios no personales	72.520	0	0	0	0	0	72.520
404	**00**	**00**	**00**	**Activos reales**	**84.016**	**0**	**0**	**0**	**0**	**0**	**84.016**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119450 540163000 ACCESO RACIONAL Y OPORTUNO A MEDICAMENTOS ESENCIALES, MATERIAL MÉDICO QUIRÚRGICO Y EQUIPAMIENTO DE SALUD

OBJETIVO DEL PROYECTO: PROMOVER EL USO RACIONAL DE MEDICAMENTOS Y OTROS INSUMOS PARA LA SALUD, EN TODOS LOS ESTABLECIMIENTOS DE SALUD QUE FORMAN PARTE DEL SISTEMA PÚBLICO NACIONAL DE SALUD PERTENECIENTES AL MINISTERIO DEL PODER POPULAR PARA LA SALUD

UNIDAD DE MEDIDA: UNIDAD

META: 16.492.789

RESPONSABLE/EJECUTOR: SUMINISTROS DE INSUMOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	23.900	0	0	0	0	0	23.900
404	01	01	00	Repuestos mayores	18.900	0	0	0	0	0	18.900
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	18.900	0	0	0	0	0	18.900
404	01	02	00	Reparaciones mayores de maquinaria y equipos	5.000	0	0	0	0	0	5.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	5.000	0	0	0	0	0	5.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.224	0	0	0	0	0	1.224
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.224	0	0	0	0	0	1.224
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	58.892	0	0	0	0	0	58.892
404	09	01	00	Mobiliario y equipos de oficina	15.958	0	0	0	0	0	15.958
404	09	02	00	Equipos de computación	42.934	0	0	0	0	0	42.934
				Totales	**36.000.000**	**0**	**0**	**10.000.000**	**0**	**0**	**46.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119450 540163000 ACCESO RACIONAL Y OPORTUNO A MEDICAMENTOS ESENCIALES, MATERIAL MÉDICO QUIRÚRGICO Y EQUIPAMIENTO DE SALUD

OBJETIVO DEL PROYECTO: PROMOVER EL USO RACIONAL DE MEDICAMENTOS Y OTROS INSUMOS PARA LA SALUD, EN TODOS LOS ESTABLECIMIENTOS DE SALUD QUE FORMAN PARTE DEL SISTEMA PÚBLICO NACIONAL DE SALUD PERTENECIENTES AL MINISTERIO DEL PODER POPULAR PARA LA SALUD

UNIDAD DE MEDIDA: UNIDAD

META: 16.492.789

RESPONSABLE/EJECUTOR: SUMINISTROS DE INSUMOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119450 540163000 ACCESO RACIONAL Y OPORTUNO A MEDICAMENTOS ESENCIALES, MATERIAL MÉDICO QUIRÚRGICO Y EQUIPAMIENTO DE SALUD

OBJETIVO DEL PROYECTO: PROMOVER EL USO RACIONAL DE MEDICAMENTOS Y OTROS INSUMOS PARA LA SALUD, EN TODOS LOS ESTABLECIMIENTOS DE SALUD QUE FORMAN PARTE DEL SISTEMA PÚBLICO NACIONAL DE SALUD PERTENECIENTES AL MINISTERIO DEL PODER POPULAR PARA LA SALUD

UNIDAD DE MEDIDA: UNIDAD **META:** 16.492.789

RESPONSABLE/EJECUTOR: SUMINISTROS DE INSUMOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540163001 FUNCIONAMIENTO DEL COMITÉ TERAPÉUTICO NACIONAL

UNIDAD DE MEDIDA: REUNIÓN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUMINISTRO DE INSUMOS PARA LA SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**156.965**	**0**	**0**	**0**	**0**	0	**156.965**
401	01	00	00	Sueldos, salarios y otras retribuciones	49.882	0	0	0	0	0	49.882
401	01	18	00	Remuneraciones al personal contratado	49.882	0	0	0	0	0	49.882
401	04	00	00	Complementos de sueldos y salarios	19.820	0	0	0	0	0	19.820
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	5.420	0	0	0	0	0	5.420
401	04	26	00	Bono compensatorio de alimentación al personal contratado	14.400	0	0	0	0	0	14.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	53.453	0	0	0	0	0	53.453
401	05	07	00	Aguinaldos al personal contratado	37.500	0	0	0	0	0	37.500
401	05	08	00	Bono vacacional al personal contratado	15.953	0	0	0	0	0	15.953
401	07	00	00	Asistencia socio-económica	27.170	0	0	0	0	0	27.170
401	07	33	00	Asistencia socio-económica al personal contratado	27.170	0	0	0	0	0	27.170
401	08	00	00	Prestaciones sociales e indemnizaciones	6.640	0	0	0	0	0	6.640
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.640	0	0	0	0	0	6.640
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.200**	**0**	**0**	**0**	**0**	0	**7.200**
402	10	00	00	Productos varios y útiles diversos	7.200	0	0	0	0	0	7.200
402	10	08	00	Materiales para equipos de computación	7.200	0	0	0	0	0	7.200
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
403	99	00	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
403	99	01	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
404	**00**	**00**	**00**	**Activos reales**	**42.045**	**0**	**0**	**0**	**0**	0	**42.045**
404	01	00	00	Repuestos y reparaciones mayores	7.650	0	0	0	0	0	7.650
404	01	01	00	Repuestos mayores	7.650	0	0	0	0	0	7.650
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	7.650	0	0	0	0	0	7.650
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.224	0	0	0	0	0	1.224

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119450 540163000 ACCESO RACIONAL Y OPORTUNO A MEDICAMENTOS ESENCIALES, MATERIAL MÉDICO QUIRÚRGICO Y EQUIPAMIENTO DE SALUD

OBJETIVO DEL PROYECTO: PROMOVER EL USO RACIONAL DE MEDICAMENTOS Y OTROS INSUMOS PARA LA SALUD, EN TODOS LOS ESTABLECIMIENTOS DE SALUD QUE FORMAN PARTE DEL SISTEMA PÚBLICO NACIONAL DE SALUD PERTENECIENTES AL MINISTERIO DEL PODER POPULAR PARA LA SALUD

UNIDAD DE MEDIDA: UNIDAD

META: 16.492.789

RESPONSABLE/EJECUTOR: SUMINISTROS DE INSUMOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 540163001 FUNCIONAMIENTO DEL COMITÉ TERAPÉUTICO NACIONAL

UNIDAD DE MEDIDA: REUNIÓN

META: 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUMINISTRO DE INSUMOS PARA LA SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.224	0	0	0	0	0	1.224
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	33.171	0	0	0	0	0	33.171
404	09	02	00	Equipos de computación	33.171	0	0	0	0	0	33.171
				Totales	**231.210**	**0**	**0**	**0**	**0**	**0**	**231.210**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119450 540163000 ACCESO RACIONAL Y OPORTUNO A MEDICAMENTOS ESENCIALES, MATERIAL MÉDICO QUIRÚRGICO Y EQUIPAMIENTO DE SALUD

OBJETIVO DEL PROYECTO: PROMOVER EL USO RACIONAL DE MEDICAMENTOS Y OTROS INSUMOS PARA LA SALUD, EN TODOS LOS ESTABLECIMIENTOS DE SALUD QUE FORMAN PARTE DEL SISTEMA PÚBLICO NACIONAL DE SALUD PERTENECIENTES AL MINISTERIO DEL PODER POPULAR PARA LA SALUD

UNIDAD DE MEDIDA: UNIDAD **META:** 16.492.789

RESPONSABLE/EJECUTOR: SUMINISTROS DE INSUMOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540163002 PROGRAMA DE FORMACIÓN EN EL USO RACIONAL DE MEDICAMENTOS E INSUMOS MÉDICOS.

UNIDAD DE MEDIDA: TALLER / CURSO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUMINISTRO DE INSUMOS PARA LA SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**172.636**	**0**	**0**	**0**	**0**	0	**172.636**
401	01	00	00	Sueldos, salarios y otras retribuciones	54.000	0	0	0	0	0	54.000
401	01	18	00	Remuneraciones al personal contratado	54.000	0	0	0	0	0	54.000
401	04	00	00	Complementos de sueldos y salarios	21.600	0	0	0	0	0	21.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	21.600	0	0	0	0	0	21.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	43.500	0	0	0	0	0	43.500
401	05	07	00	Aguinaldos al personal contratado	43.500	0	0	0	0	0	43.500
401	07	00	00	Asistencia socio-económica	21.736	0	0	0	0	0	21.736
401	07	33	00	Asistencia socio-económica al personal contratado	21.736	0	0	0	0	0	21.736
401	08	00	00	Prestaciones sociales e indemnizaciones	31.800	0	0	0	0	0	31.800
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	31.800	0	0	0	0	0	31.800
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**72.796**	**0**	**0**	**0**	**0**	0	**72.796**
402	01	00	00	Productos alimenticios y agropecuarios	2.296	0	0	0	0	0	2.296
402	01	01	00	Alimentos y bebidas para personas	2.296	0	0	0	0	0	2.296
402	10	00	00	Productos varios y útiles diversos	70.500	0	0	0	0	0	70.500
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	70.500	0	0	0	0	0	70.500
403	**00**	**00**	**00**	**Servicios no personales**	**31.520**	**0**	**0**	**0**	**0**	0	**31.520**
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	99	00	00	Otros servicios no personales	11.520	0	0	0	0	0	11.520
403	99	01	00	Otros servicios no personales	11.520	0	0	0	0	0	11.520
404	**00**	**00**	**00**	**Activos reales**	**12.650**	**0**	**0**	**0**	**0**	0	**12.650**
404	01	00	00	Repuestos y reparaciones mayores	12.650	0	0	0	0	0	12.650
404	01	01	00	Repuestos mayores	7.650	0	0	0	0	0	7.650

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119450 540163000 ACCESO RACIONAL Y OPORTUNO A MEDICAMENTOS ESENCIALES, MATERIAL MÉDICO QUIRÚRGICO Y EQUIPAMIENTO DE SALUD

OBJETIVO DEL PROYECTO: PROMOVER EL USO RACIONAL DE MEDICAMENTOS Y OTROS INSUMOS PARA LA SALUD, EN TODOS LOS ESTABLECIMIENTOS DE SALUD QUE FORMAN PARTE DEL SISTEMA PÚBLICO NACIONAL DE SALUD PERTENECIENTES AL MINISTERIO DEL PODER POPULAR PARA LA SALUD

UNIDAD DE MEDIDA: UNIDAD **META:** 16.492.789

RESPONSABLE/EJECUTOR: SUMINISTROS DE INSUMOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540163002 PROGRAMA DE FORMACIÓN EN EL USO RACIONAL DE MEDICAMENTOS E INSUMOS MÉDICOS.

UNIDAD DE MEDIDA: TALLER / CURSO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUMINISTRO DE INSUMOS PARA LA SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	7.650	0	0	0	0	0	7.650
404	01	02	00	Reparaciones mayores de maquinaria y equipos	5.000	0	0	0	0	0	5.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	5.000	0	0	0	0	0	5.000
				Totales	**289.602**	**0**	**0**	**0**	**0**	**0**	**289.602**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119450 540163000 ACCESO RACIONAL Y OPORTUNO A MEDICAMENTOS ESENCIALES, MATERIAL MÉDICO QUIRÚRGICO Y EQUIPAMIENTO DE SALUD

OBJETIVO DEL PROYECTO: PROMOVER EL USO RACIONAL DE MEDICAMENTOS Y OTROS INSUMOS PARA LA SALUD, EN TODOS LOS ESTABLECIMIENTOS DE SALUD QUE FORMAN PARTE DEL SISTEMA PÚBLICO NACIONAL DE SALUD PERTENECIENTES AL MINISTERIO DEL PODER POPULAR PARA LA SALUD

UNIDAD DE MEDIDA: UNIDAD **META:** 16.492.789

RESPONSABLE/EJECUTOR: SUMINISTROS DE INSUMOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540163003 APOYO EN LA DOTACIÓN DE MEDICAMENTOS A LOS ESTABLECIMIENTOS DE SALUD QUE FORMAN PARTE DEL SISTEMA PÚBLICO NACIONAL DE SALUD

UNIDAD DE MEDIDA: UNIDAD **META:** 7.312.496

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUMINISTRO DE INSUMOS PARA LA SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.157.164**	**0**	**0**	**10.000.000**	**0**	**0**	**27.157.164**
402	06	00	00	Productos químicos y derivados	17.157.164	0	0	10.000.000	0	0	27.157.164
402	06	04	00	Productos farmacéuticos y medicamentos	17.157.164	0	0	10.000.000	0	0	27.157.164
				Totales	**17.157.164**	**0**	**0**	**10.000.000**	**0**	**0**	**27.157.164**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119450 540163000 ACCESO RACIONAL Y OPORTUNO A MEDICAMENTOS ESENCIALES, MATERIAL MÉDICO QUIRÚRGICO Y EQUIPAMIENTO DE SALUD

OBJETIVO DEL PROYECTO: PROMOVER EL USO RACIONAL DE MEDICAMENTOS Y OTROS INSUMOS PARA LA SALUD, EN TODOS LOS ESTABLECIMIENTOS DE SALUD QUE FORMAN PARTE DEL SISTEMA PÚBLICO NACIONAL DE SALUD PERTENECIENTES AL MINISTERIO DEL PODER POPULAR PARA LA SALUD

UNIDAD DE MEDIDA: UNIDAD **META:** 16.492.789

RESPONSABLE/EJECUTOR: SUMINISTROS DE INSUMOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540163004 APOYO EN LA DOTACIÓN DE MATERIAL MÉDICO QUIRÚRGICO A LOS ESTABLECIMIENTOS DE SALUD QUE FORMAN PARTE DEL SISTEMA PÚBLICO NACIONAL DE SALUD

UNIDAD DE MEDIDA: UNIDAD **META:** 9.630.293

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUMINISTRO DE INSUMOS PARA LA SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.877.738**	**0**	**0**	**0**	**0**	**0**	**15.877.738**
402	10	00	00	Productos varios y útiles diversos	15.877.738	0	0	0	0	0	15.877.738
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	15.877.738	0	0	0	0	0	15.877.738
403	**00**	**00**	**00**	**Servicios no personales**	**2.165.146**	**0**	**0**	**0**	**0**	**0**	**2.165.146**
403	18	00	00	Impuestos indirectos	2.165.146	0	0	0	0	0	2.165.146
403	18	01	00	Impuesto al valor agregado	2.165.146	0	0	0	0	0	2.165.146
				Totales	**18.042.884**	**0**	**0**	**0**	**0**	**0**	**18.042.884**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119450 540163000 ACCESO RACIONAL Y OPORTUNO A MEDICAMENTOS ESENCIALES, MATERIAL MÉDICO QUIRÚRGICO Y EQUIPAMIENTO DE SALUD

OBJETIVO DEL PROYECTO: PROMOVER EL USO RACIONAL DE MEDICAMENTOS Y OTROS INSUMOS PARA LA SALUD, EN TODOS LOS ESTABLECIMIENTOS DE SALUD QUE FORMAN PARTE DEL SISTEMA PÚBLICO NACIONAL DE SALUD PERTENECIENTES AL MINISTERIO DEL PODER POPULAR PARA LA SALUD

UNIDAD DE MEDIDA: UNIDAD **META:** 16.492.789

RESPONSABLE/EJECUTOR: SUMINISTROS DE INSUMOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540163005 PROGRAMA DE FORMACIÓN DIRIGIDA A LOS CONSEJOS COMUNALES Y COMUNIDADES ORGANIZADAS, ASÍ COMO LOS PACIENTES EN GENERAL EN LA PROMOCIÓN DEL USO DE MEDICAMENTOS GENÉRICOS BASADA EN LOS ASPECTOS REGULATORIOS, ECONÓMICO, PRODUCTIVO Y DE PRESCRIPCIÓN

UNIDAD DE MEDIDA: RADIO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUMINISTRO DE INSUMOS PARA LA SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**193.819**	0	0	0	0	0	**193.819**
401	01	00	00	Sueldos, salarios y otras retribuciones	52.000	0	0	0	0	0	52.000
401	01	18	00	Remuneraciones al personal contratado	52.000	0	0	0	0	0	52.000
401	04	00	00	Complementos de sueldos y salarios	21.600	0	0	0	0	0	21.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	21.600	0	0	0	0	0	21.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	74.633	0	0	0	0	0	74.633
401	05	07	00	Aguinaldos al personal contratado	58.680	0	0	0	0	0	58.680
401	05	08	00	Bono vacacional al personal contratado	15.953	0	0	0	0	0	15.953
401	07	00	00	Asistencia socio-económica	21.736	0	0	0	0	0	21.736
401	07	33	00	Asistencia socio-económica al personal contratado	21.736	0	0	0	0	0	21.736
401	08	00	00	Prestaciones sociales e indemnizaciones	23.850	0	0	0	0	0	23.850
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	23.850	0	0	0	0	0	23.850
403	**00**	**00**	**00**	**Servicios no personales**	**56.000**	0	0	0	0	0	**56.000**
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	99	00	00	Otros servicios no personales	36.000	0	0	0	0	0	36.000
403	99	01	00	Otros servicios no personales	36.000	0	0	0	0	0	36.000
404	**00**	**00**	**00**	**Activos reales**	**29.321**	0	0	0	0	0	**29.321**
404	01	00	00	Repuestos y reparaciones mayores	3.600	0	0	0	0	0	3.600
404	01	01	00	Repuestos mayores	3.600	0	0	0	0	0	3.600
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	3.600	0	0	0	0	0	3.600
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	25.721	0	0	0	0	0	25.721
404	09	01	00	Mobiliario y equipos de oficina	15.958	0	0	0	0	0	15.958
404	09	02	00	Equipos de computación	9.763	0	0	0	0	0	9.763

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119450 540163000 ACCESO RACIONAL Y OPORTUNO A MEDICAMENTOS ESENCIALES, MATERIAL MÉDICO QUIRÚRGICO Y EQUIPAMIENTO DE SALUD

OBJETIVO DEL PROYECTO: PROMOVER EL USO RACIONAL DE MEDICAMENTOS Y OTROS INSUMOS PARA LA SALUD, EN TODOS LOS ESTABLECIMIENTOS DE SALUD QUE FORMAN PARTE DEL SISTEMA PÚBLICO NACIONAL DE SALUD PERTENECIENTES AL MINISTERIO DEL PODER POPULAR PARA LA SALUD

UNIDAD DE MEDIDA: UNIDAD **META:** 16.492.789

RESPONSABLE/EJECUTOR: SUMINISTROS DE INSUMOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540163005 PROGRAMA DE FORMACIÓN DIRIGIDA A LOS CONSEJOS COMUNALES Y COMUNIDADES ORGANIZADAS, ASÍ COMO LOS PACIENTES EN GENERAL EN LA PROMOCIÓN DEL USO DE MEDICAMENTOS GENÉRICOS BASADA EN LOS ASPECTOS REGULATORIOS, ECONÓMICO, PRODUCTIVO Y DE PRESCRIPCIÓN

UNIDAD DE MEDIDA: RADIO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUMINISTRO DE INSUMOS PARA LA SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**279.140**	0	0	0	0	0	**279.140**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119462 540164000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: AMPLIAR LA OFERTA FORMATIVA, LA INVESTIGATIVA Y EL DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO, ÉTICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SPNS.

UNIDAD DE MEDIDA: GRADUADO **META:** 342 **FEMENINO:** 291 **MASCULINO:** 51

RESPONSABLE/EJECUTOR: EDUCACIÓN E INVESTIGACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.698.564**	**0**	**0**	**0**	**0**	**0**	**1.698.564**
401	01	00	00	Sueldos, salarios y otras retribuciones	860.388	0	0	0	0	0	860.388
401	01	18	00	Remuneraciones al personal contratado	860.388	0	0	0	0	0	860.388
401	04	00	00	Complementos de sueldos y salarios	298.080	0	0	0	0	0	298.080
401	04	26	00	Bono compensatorio de alimentación al personal contratado	298.080	0	0	0	0	0	298.080
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	238.996	0	0	0	0	0	238.996
401	05	07	00	Aguinaldos al personal contratado	219.877	0	0	0	0	0	219.877
401	05	08	00	Bono vacacional al personal contratado	19.119	0	0	0	0	0	19.119
401	07	00	00	Asistencia socio-económica	117.870	0	0	0	0	0	117.870
401	07	33	00	Asistencia socio-económica al personal contratado	117.870	0	0	0	0	0	117.870
401	08	00	00	Prestaciones sociales e indemnizaciones	183.230	0	0	0	0	0	183.230
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	183.230	0	0	0	0	0	183.230
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**161.805**	**0**	**0**	**0**	**0**	**0**	**161.805**
402	01	00	00	Productos alimenticios y agropecuarios	5.100	0	0	0	0	0	5.100
402	01	01	00	Alimentos y bebidas para personas	5.100	0	0	0	0	0	5.100
402	05	00	00	Productos de papel, cartón e impresos	69.205	0	0	0	0	0	69.205
402	05	01	00	Pulpa de madera, papel y cartón	1.500	0	0	0	0	0	1.500
402	05	03	00	Productos de papel y cartón para oficina	5.559	0	0	0	0	0	5.559
402	05	04	00	Libros, revistas y periódicos	40.450	0	0	0	0	0	40.450
402	05	05	00	Material de enseñanza	7.000	0	0	0	0	0	7.000
402	05	06	00	Productos de papel y cartón para computación	200	0	0	0	0	0	200
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	14.196	0	0	0	0	0	14.196
402	05	99	00	Otros productos de pulpa, papel y cartón	300	0	0	0	0	0	300
402	06	00	00	Productos químicos y derivados	54.512	0	0	0	0	0	54.512
402	06	01	00	Sustancias químicas y de uso industrial	18.000	0	0	0	0	0	18.000
402	06	03	00	Tintas, pinturas y colorantes	17.512	0	0	0	0	0	17.512
402	06	04	00	Productos farmacéuticos y medicamentos	19.000	0	0	0	0	0	19.000
402	07	00	00	Productos minerales no metálicos	2.500	0	0	0	0	0	2.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119462 540164000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: AMPLIAR LA OFERTA FORMATIVA, LA INVESTIGATIVA Y EL DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO, ÉTICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SPNS.

UNIDAD DE MEDIDA: GRADUADO **META:** 342 **FEMENINO:** 291 **MASCULINO:** 51

RESPONSABLE/EJECUTOR: EDUCACIÓN E INVESTIGACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	02	00	Vidrios y productos de vidrio	2.500	0	0	0	0	0	2.500
402	10	00	00	Productos varios y útiles diversos	30.488	0	0	0	0	0	30.488
402	10	02	00	Materiales y útiles de limpieza y aseo	2.000	0	0	0	0	0	2.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.000	0	0	0	0	0	4.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	11.938	0	0	0	0	0	11.938
402	10	08	00	Materiales para equipos de computación	12.550	0	0	0	0	0	12.550
403	**00**	**00**	**00**	**Servicios no personales**	**444.898**	**0**	**0**	**0**	**0**	**0**	**444.898**
403	07	00	00	Servicios de información, impresión y relaciones públicas	194.961	0	0	0	0	0	194.961
403	07	02	00	Imprenta y reproducción	19.311	0	0	0	0	0	19.311
403	07	03	00	Relaciones sociales	175.650	0	0	0	0	0	175.650
403	09	00	00	Viáticos y pasajes	135.191	0	0	0	0	0	135.191
403	09	01	00	Viáticos y pasajes dentro del país	135.191	0	0	0	0	0	135.191
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.000	0	0	0	0	0	6.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.000	0	0	0	0	0	6.000
403	18	00	00	Impuestos indirectos	103.689	0	0	0	0	0	103.689
403	18	01	00	Impuesto al valor agregado	103.689	0	0	0	0	0	103.689
403	99	00	00	Otros servicios no personales	5.057	0	0	0	0	0	5.057
403	99	01	00	Otros servicios no personales	5.057	0	0	0	0	0	5.057
404	**00**	**00**	**00**	**Activos reales**	**619.724**	**0**	**0**	**0**	**0**	**0**	**619.724**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	18.000	0	0	0	0	0	18.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	18.000	0	0	0	0	0	18.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	216.000	0	0	0	0	0	216.000
404	07	01	00	Equipos científicos y de laboratorio	135.000	0	0	0	0	0	135.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	26.000	0	0	0	0	0	26.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	55.000	0	0	0	0	0	55.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	385.724	0	0	0	0	0	385.724
404	09	01	00	Mobiliario y equipos de oficina	252.724	0	0	0	0	0	252.724
404	09	02	00	Equipos de computación	133.000	0	0	0	0	0	133.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119462 540164000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: AMPLIAR LA OFERTA FORMATIVA, LA INVESTIGATIVA Y EL DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO, ÉTICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SPNS.

UNIDAD DE MEDIDA: GRADUADO **META:** 342 **FEMENINO:** 291 **MASCULINO:** 51

RESPONSABLE/EJECUTOR: EDUCACIÓN E INVESTIGACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**33.593.138**	**0**	**0**	**0**	**0**	**0**	**33.593.138**
407	01	00	00	Transferencias y donaciones corrientes internas	33.593.138	0	0	0	0	0	33.593.138
407	01	01	00	Transferencias corrientes internas al sector privado	32.993.138	0	0	0	0	0	32.993.138
407	01	01	04	Becas universitarias en el país	4.320.678	0	0	0	0	0	4.320.678
407	01	01	05	Becas de perfeccionamiento profesional en el país	28.672.460	0	0	0	0	0	28.672.460
407	01	02	00	Donaciones corrientes internas al sector privado	600.000	0	0	0	0	0	600.000
407	01	02	01	Donaciones corrientes a personas	600.000	0	0	0	0	0	600.000
				Totales	**36.518.129**	**0**	**0**	**0**	**0**	**0**	**36.518.129**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119462 540164000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: AMPLIAR LA OFERTA FORMATIVA, LA INVESTIGATIVA Y EL DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO, ÉTICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SPNS.

UNIDAD DE MEDIDA: GRADUADO **META:** 342 **FEMENINO:** 291 **MASCULINO:** 51

RESPONSABLE/EJECUTOR: EDUCACIÓN E INVESTIGACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119462 540164000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: AMPLIAR LA OFERTA FORMATIVA, LA INVESTIGATIVA Y EL DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO, ÉTICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SPNS.

UNIDAD DE MEDIDA: GRADUADO **META:** 342 **FEMENINO:** 291 **MASCULINO:** 51

RESPONSABLE/EJECUTOR: EDUCACIÓN E INVESTIGACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540164001 FINANCIAMIENTO A PROYECTOS VINCULADOS A LAS LÍNEAS DE INVESTIGACIÓN DEL MPPS.

UNIDAD DE MEDIDA: PROYECTO EJECUTADO **META:** 30

RESPONSABLE/EJECUTOR: DGIE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**294.818**	**0**	**0**	**0**	**0**	0	**294.818**
401	01	00	00	Sueldos, salarios y otras retribuciones	150.600	0	0	0	0	0	150.600
401	01	18	00	Remuneraciones al personal contratado	150.600	0	0	0	0	0	150.600
401	04	00	00	Complementos de sueldos y salarios	49.680	0	0	0	0	0	49.680
401	04	26	00	Bono compensatorio de alimentación al personal contratado	49.680	0	0	0	0	0	49.680
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	41.833	0	0	0	0	0	41.833
401	05	07	00	Aguinaldos al personal contratado	38.487	0	0	0	0	0	38.487
401	05	08	00	Bono vacacional al personal contratado	3.346	0	0	0	0	0	3.346
401	07	00	00	Asistencia socio-económica	20.633	0	0	0	0	0	20.633
401	07	33	00	Asistencia socio-económica al personal contratado	20.633	0	0	0	0	0	20.633
401	08	00	00	Prestaciones sociales e indemnizaciones	32.072	0	0	0	0	0	32.072
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	32.072	0	0	0	0	0	32.072
403	**00**	**00**	**00**	**Servicios no personales**	**891**	**0**	**0**	**0**	**0**	0	**891**
403	18	00	00	Impuestos indirectos	96	0	0	0	0	0	96
403	18	01	00	Impuesto al valor agregado	96	0	0	0	0	0	96
403	99	00	00	Otros servicios no personales	795	0	0	0	0	0	795
403	99	01	00	Otros servicios no personales	795	0	0	0	0	0	795
407	**00**	**00**	**00**	**Transferencias y donaciones**	**600.000**	**0**	**0**	**0**	**0**	0	**600.000**
407	01	00	00	Transferencias y donaciones corrientes internas	600.000	0	0	0	0	0	600.000
407	01	02	00	Donaciones corrientes internas al sector privado	600.000	0	0	0	0	0	600.000
407	01	02	01	Donaciones corrientes a personas	600.000	0	0	0	0	0	600.000
				Totales	**895.709**	**0**	**0**	**0**	**0**	0	**895.709**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119462 540164000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: AMPLIAR LA OFERTA FORMATIVA, LA INVESTIGATIVA Y EL DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO, ÉTICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SPNS.

UNIDAD DE MEDIDA: GRADUADO **META:** 342 **FEMENINO:** 291 **MASCULINO:** 51

RESPONSABLE/EJECUTOR: EDUCACIÓN E INVESTIGACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540164002 FINANCIAMIENTO Y SEGUIMIENTO DE LA FORMACIÓN DEL PERSONAL DE SALUD A NIVEL TÉCNICO, DE PREGRADO Y POSTGRADO PARA FORTALECER EL SPNS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 1.350

RESPONSABLE/EJECUTOR: DGIE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**423.143**	**0**	**0**	**0**	**0**	0	**423.143**
401	01	00	00	Sueldos, salarios y otras retribuciones	214.176	0	0	0	0	0	214.176
401	01	18	00	Remuneraciones al personal contratado	214.176	0	0	0	0	0	214.176
401	04	00	00	Complementos de sueldos y salarios	74.520	0	0	0	0	0	74.520
401	04	26	00	Bono compensatorio de alimentación al personal contratado	74.520	0	0	0	0	0	74.520
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	59.494	0	0	0	0	0	59.494
401	05	07	00	Aguinaldos al personal contratado	54.734	0	0	0	0	0	54.734
401	05	08	00	Bono vacacional al personal contratado	4.760	0	0	0	0	0	4.760
401	07	00	00	Asistencia socio-económica	29.342	0	0	0	0	0	29.342
401	07	33	00	Asistencia socio-económica al personal contratado	29.342	0	0	0	0	0	29.342
401	08	00	00	Prestaciones sociales e indemnizaciones	45.611	0	0	0	0	0	45.611
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	45.611	0	0	0	0	0	45.611
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.167**	**0**	**0**	**0**	**0**	0	**8.167**
402	05	00	00	Productos de papel, cartón e impresos	2.603	0	0	0	0	0	2.603
402	05	03	00	Productos de papel y cartón para oficina	1.059	0	0	0	0	0	1.059
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.544	0	0	0	0	0	1.544
402	06	00	00	Productos químicos y derivados	4.732	0	0	0	0	0	4.732
402	06	03	00	Tintas, pinturas y colorantes	4.732	0	0	0	0	0	4.732
402	10	00	00	Productos varios y útiles diversos	832	0	0	0	0	0	832
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	832	0	0	0	0	0	832
403	**00**	**00**	**00**	**Servicios no personales**	**73.740**	**0**	**0**	**0**	**0**	0	**73.740**
403	07	00	00	Servicios de información, impresión y relaciones públicas	63.900	0	0	0	0	0	63.900
403	07	03	00	Relaciones sociales	63.900	0	0	0	0	0	63.900
403	18	00	00	Impuestos indirectos	8.648	0	0	0	0	0	8.648

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119462 540164000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: AMPLIAR LA OFERTA FORMATIVA, LA INVESTIGATIVA Y EL DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO, ÉTICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SPNS.

UNIDAD DE MEDIDA: GRADUADO **META:** 342 **FEMENINO:** 291 **MASCULINO:** 51

RESPONSABLE/EJECUTOR: EDUCACIÓN E INVESTIGACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540164002 FINANCIAMIENTO Y SEGUIMIENTO DE LA FORMACIÓN DEL PERSONAL DE SALUD A NIVEL TÉCNICO, DE PREGRADO Y POSTGRADO PARA FORTALECER EL SPNS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 1.350

RESPONSABLE/EJECUTOR: DGIE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	8.648	0	0	0	0	0	8.648
403	99	00	00	Otros servicios no personales	1.192	0	0	0	0	0	1.192
403	99	01	00	Otros servicios no personales	1.192	0	0	0	0	0	1.192
407	**00**	**00**	**00**	**Transferencias y donaciones**	**32.993.138**	**0**	**0**	**0**	**0**	0	**32.993.138**
407	01	00	00	Transferencias y donaciones corrientes internas	32.993.138	0	0	0	0	0	32.993.138
407	01	01	00	Transferencias corrientes internas al sector privado	32.993.138	0	0	0	0	0	32.993.138
407	01	01	04	Becas universitarias en el país	4.320.678	0	0	0	0	0	4.320.678
407	01	01	05	Becas de perfeccionamiento profesional en el país	28.672.460	0	0	0	0	0	28.672.460
				Totales	**33.498.188**	**0**	**0**	**0**	**0**	0	**33.498.188**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119462 540164000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: AMPLIAR LA OFERTA FORMATIVA, LA INVESTIGATIVA Y EL DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO, ÉTICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SPNS.

UNIDAD DE MEDIDA: GRADUADO **META:** 342 **FEMENINO:** 291 **MASCULINO:** 51

RESPONSABLE/EJECUTOR: EDUCACIÓN E INVESTIGACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540164003 ADECUACIÓN DE LA BIBLIOTECA CENTRAL AL NUEVO CONOCIMIENTO CIENTÍFICO, TÉCNICO Y TECNOLÓGICO EN SALUD.

UNIDAD DE MEDIDA: SALA ACONDICIONADA **META:** 1

RESPONSABLE/EJECUTOR: DGIE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**137.994**	**0**	**0**	**0**	**0**	0	**137.994**
401	01	00	00	Sueldos, salarios y otras retribuciones	69.516	0	0	0	0	0	69.516
401	01	18	00	Remuneraciones al personal contratado	69.516	0	0	0	0	0	69.516
401	04	00	00	Complementos de sueldos y salarios	24.840	0	0	0	0	0	24.840
401	04	26	00	Bono compensatorio de alimentación al personal contratado	24.840	0	0	0	0	0	24.840
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	19.310	0	0	0	0	0	19.310
401	05	07	00	Aguinaldos al personal contratado	17.765	0	0	0	0	0	17.765
401	05	08	00	Bono vacacional al personal contratado	1.545	0	0	0	0	0	1.545
401	07	00	00	Asistencia socio-económica	9.523	0	0	0	0	0	9.523
401	07	33	00	Asistencia socio-económica al personal contratado	9.523	0	0	0	0	0	9.523
401	08	00	00	Prestaciones sociales e indemnizaciones	14.805	0	0	0	0	0	14.805
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	14.805	0	0	0	0	0	14.805
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**82.000**	**0**	**0**	**0**	**0**	0	**82.000**
402	05	00	00	Productos de papel, cartón e impresos	58.000	0	0	0	0	0	58.000
402	05	04	00	Libros, revistas y periódicos	40.000	0	0	0	0	0	40.000
402	05	05	00	Material de enseñanza	7.000	0	0	0	0	0	7.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	11.000	0	0	0	0	0	11.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	03	00	Tintas, pinturas y colorantes	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	16.000	0	0	0	0	0	16.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	08	00	Materiales para equipos de computación	8.000	0	0	0	0	0	8.000
403	**00**	**00**	**00**	**Servicios no personales**	**82.750**	**0**	**0**	**0**	**0**	0	**82.750**
403	07	00	00	Servicios de información, impresión y relaciones públicas	43.611	0	0	0	0	0	43.611

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119462 540164000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: AMPLIAR LA OFERTA FORMATIVA, LA INVESTIGATIVA Y EL DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO, ÉTICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SPNS.

UNIDAD DE MEDIDA: GRADUADO **META:** 342 **FEMENINO:** 291 **MASCULINO:** 51

RESPONSABLE/EJECUTOR: EDUCACIÓN E INVESTIGACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540164003 ADECUACIÓN DE LA BIBLIOTECA CENTRAL AL NUEVO CONOCIMIENTO CIENTÍFICO, TÉCNICO Y TECNOLÓGICO EN SALUD.

UNIDAD DE MEDIDA: SALA ACONDICIONADA **META:** 1

RESPONSABLE/EJECUTOR: DGIE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	13.611	0	0	0	0	0	13.611
403	07	03	00	Relaciones sociales	30.000	0	0	0	0	0	30.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.000	0	0	0	0	0	6.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.000	0	0	0	0	0	6.000
403	18	00	00	Impuestos indirectos	32.742	0	0	0	0	0	32.742
403	18	01	00	Impuesto al valor agregado	32.742	0	0	0	0	0	32.742
403	99	00	00	Otros servicios no personales	397	0	0	0	0	0	397
403	99	01	00	Otros servicios no personales	397	0	0	0	0	0	397
404	**00**	**00**	**00**	**Activos reales**	**376.724**	**0**	**0**	**0**	**0**	0	**376.724**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	67.000	0	0	0	0	0	67.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	12.000	0	0	0	0	0	12.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	55.000	0	0	0	0	0	55.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	309.724	0	0	0	0	0	309.724
404	09	01	00	Mobiliario y equipos de oficina	252.724	0	0	0	0	0	252.724
404	09	02	00	Equipos de computación	57.000	0	0	0	0	0	57.000
				Totales	**679.468**	**0**	**0**	**0**	**0**	0	**679.468**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119462 540164000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: AMPLIAR LA OFERTA FORMATIVA, LA INVESTIGATIVA Y EL DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO, ÉTICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SPNS.

UNIDAD DE MEDIDA: GRADUADO **META:** 342 **FEMENINO:** 291 **MASCULINO:** 51

RESPONSABLE/EJECUTOR: EDUCACIÓN E INVESTIGACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540164004 FINANCIAMIENTO DEL PROYECTO "DESPISTAJE DE ENFERMEDAD DE CHAGAS EN MUJERES EN EDAD FÉRTIL EN EL ESTADO GUÁRICO".

UNIDAD DE MEDIDA: PROYECTO EJECUTADO **META:** 1

RESPONSABLE/EJECUTOR: DGIE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**474.722**	**0**	**0**	**0**	**0**	**0**	**474.722**
401	01	00	00	Sueldos, salarios y otras retribuciones	238.236	0	0	0	0	0	238.236
401	01	18	00	Remuneraciones al personal contratado	238.236	0	0	0	0	0	238.236
401	04	00	00	Complementos de sueldos y salarios	86.940	0	0	0	0	0	86.940
401	04	26	00	Bono compensatorio de alimentación al personal contratado	86.940	0	0	0	0	0	86.940
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	66.175	0	0	0	0	0	66.175
401	05	07	00	Aguinaldos al personal contratado	60.882	0	0	0	0	0	60.882
401	05	08	00	Bono vacacional al personal contratado	5.293	0	0	0	0	0	5.293
401	07	00	00	Asistencia socio-económica	32.636	0	0	0	0	0	32.636
401	07	33	00	Asistencia socio-económica al personal contratado	32.636	0	0	0	0	0	32.636
401	08	00	00	Prestaciones sociales e indemnizaciones	50.735	0	0	0	0	0	50.735
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	50.735	0	0	0	0	0	50.735
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**36.400**	**0**	**0**	**0**	**0**	**0**	**36.400**
402	05	00	00	Productos de papel, cartón e impresos	4.900	0	0	0	0	0	4.900
402	05	01	00	Pulpa de madera, papel y cartón	1.500	0	0	0	0	0	1.500
402	05	03	00	Productos de papel y cartón para oficina	3.400	0	0	0	0	0	3.400
402	06	00	00	Productos químicos y derivados	17.000	0	0	0	0	0	17.000
402	06	01	00	Sustancias químicas y de uso industrial	8.000	0	0	0	0	0	8.000
402	06	04	00	Productos farmacéuticos y medicamentos	9.000	0	0	0	0	0	9.000
402	07	00	00	Productos minerales no metálicos	2.500	0	0	0	0	0	2.500
402	07	02	00	Vidrios y productos de vidrio	2.500	0	0	0	0	0	2.500
402	10	00	00	Productos varios y útiles diversos	12.000	0	0	0	0	0	12.000
402	10	02	00	Materiales y útiles de limpieza y aseo	2.000	0	0	0	0	0	2.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.000	0	0	0	0	0	4.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119462 540164000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: AMPLIAR LA OFERTA FORMATIVA, LA INVESTIGATIVA Y EL DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO, ÉTICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SPNS.

UNIDAD DE MEDIDA: GRADUADO **META:** 342 **FEMENINO:** 291 **MASCULINO:** 51

RESPONSABLE/EJECUTOR: EDUCACIÓN E INVESTIGACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540164004 FINANCIAMIENTO DEL PROYECTO "DESPISTAJE DE ENFERMEDAD DE CHAGAS EN MUJERES EN EDAD FÉRTIL EN EL ESTADO GUÁRICO".

UNIDAD DE MEDIDA: PROYECTO EJECUTADO **META:** 1

RESPONSABLE/EJECUTOR: DGIE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.000	0	0	0	0	0	2.000
402	10	08	00	Materiales para equipos de computación	4.000	0	0	0	0	0	4.000
403	**00**	**00**	**00**	**Servicios no personales**	**19.179**	**0**	**0**	**0**	**0**	0	**19.179**
403	18	00	00	Impuestos indirectos	17.787	0	0	0	0	0	17.787
403	18	01	00	Impuesto al valor agregado	17.787	0	0	0	0	0	17.787
403	99	00	00	Otros servicios no personales	1.392	0	0	0	0	0	1.392
403	99	01	00	Otros servicios no personales	1.392	0	0	0	0	0	1.392
404	**00**	**00**	**00**	**Activos reales**	**168.000**	**0**	**0**	**0**	**0**	0	**168.000**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	18.000	0	0	0	0	0	18.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	18.000	0	0	0	0	0	18.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	139.000	0	0	0	0	0	139.000
404	07	01	00	Equipos científicos y de laboratorio	135.000	0	0	0	0	0	135.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	4.000	0	0	0	0	0	4.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.000	0	0	0	0	0	11.000
404	09	02	00	Equipos de computación	11.000	0	0	0	0	0	11.000
				Totales	**698.301**	**0**	**0**	**0**	**0**	**0**	**698.301**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119462 540164000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: AMPLIAR LA OFERTA FORMATIVA, LA INVESTIGATIVA Y EL DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO, ÉTICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SPNS.

UNIDAD DE MEDIDA: GRADUADO **META:** 342 **FEMENINO:** 291 **MASCULINO:** 51

RESPONSABLE/EJECUTOR: EDUCACIÓN E INVESTIGACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540164005 FORMACIÓN, EVALUACIÓN Y DIVULGACIÓN EN ASPECTOS DE BIOÉTICA Y BIOSEGURIDAD EN SALUD

UNIDAD DE MEDIDA: EVENTO ORGANIZADO **META:** 4

RESPONSABLE/EJECUTOR: DGIE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.288**	**0**	**0**	**0**	**0**	0	**11.288**
402	01	00	00	Productos alimenticios y agropecuarios	5.100	0	0	0	0	0	5.100
402	01	01	00	Alimentos y bebidas para personas	5.100	0	0	0	0	0	5.100
402	05	00	00	Productos de papel, cartón e impresos	2.152	0	0	0	0	0	2.152
402	05	03	00	Productos de papel y cartón para oficina	750	0	0	0	0	0	750
402	05	04	00	Libros, revistas y periódicos	450	0	0	0	0	0	450
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	952	0	0	0	0	0	952
402	06	00	00	Productos químicos y derivados	3.380	0	0	0	0	0	3.380
402	06	03	00	Tintas, pinturas y colorantes	3.380	0	0	0	0	0	3.380
402	10	00	00	Productos varios y útiles diversos	656	0	0	0	0	0	656
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	656	0	0	0	0	0	656
403	**00**	**00**	**00**	**Servicios no personales**	**82.226**	**0**	**0**	**0**	**0**	0	**82.226**
403	07	00	00	Servicios de información, impresión y relaciones públicas	49.700	0	0	0	0	0	49.700
403	07	02	00	Imprenta y reproducción	5.000	0	0	0	0	0	5.000
403	07	03	00	Relaciones sociales	44.700	0	0	0	0	0	44.700
403	09	00	00	Viáticos y pasajes	26.186	0	0	0	0	0	26.186
403	09	01	00	Viáticos y pasajes dentro del país	26.186	0	0	0	0	0	26.186
403	18	00	00	Impuestos indirectos	6.053	0	0	0	0	0	6.053
403	18	01	00	Impuesto al valor agregado	6.053	0	0	0	0	0	6.053
403	99	00	00	Otros servicios no personales	287	0	0	0	0	0	287
403	99	01	00	Otros servicios no personales	287	0	0	0	0	0	287
				Totales	**93.514**	**0**	**0**	**0**	**0**	0	**93.514**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119462 540164000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: AMPLIAR LA OFERTA FORMATIVA, LA INVESTIGATIVA Y EL DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO, ÉTICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SPNS.

UNIDAD DE MEDIDA: GRADUADO **META:** 342 **FEMENINO:** 291 **MASCULINO:** 51

RESPONSABLE/EJECUTOR: EDUCACIÓN E INVESTIGACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540164006 FORTALECIMIENTO DEL SISTEMA DE REGISTRO DE TRABAJADORES Y TRABAJADORAS DE SALUD EXISTENTE PARA EL SPNS, PRIORIZANDO SUS NECESIDADES EN LOS ESPACIOS ASISTENCIALES PARA EL PAÍS.

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 2

RESPONSABLE/EJECUTOR: DGIE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**367.887**	**0**	**0**	**0**	**0**	0	**367.887**
401	01	00	00	Sueldos, salarios y otras retribuciones	187.860	0	0	0	0	0	187.860
401	01	18	00	Remuneraciones al personal contratado	187.860	0	0	0	0	0	187.860
401	04	00	00	Complementos de sueldos y salarios	62.100	0	0	0	0	0	62.100
401	04	26	00	Bono compensatorio de alimentación al personal contratado	62.100	0	0	0	0	0	62.100
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	52.184	0	0	0	0	0	52.184
401	05	07	00	Aguinaldos al personal contratado	48.009	0	0	0	0	0	48.009
401	05	08	00	Bono vacacional al personal contratado	4.175	0	0	0	0	0	4.175
401	07	00	00	Asistencia socio-económica	25.736	0	0	0	0	0	25.736
401	07	33	00	Asistencia socio-económica al personal contratado	25.736	0	0	0	0	0	25.736
401	08	00	00	Prestaciones sociales e indemnizaciones	40.007	0	0	0	0	0	40.007
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	40.007	0	0	0	0	0	40.007
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**23.950**	**0**	**0**	**0**	**0**	0	**23.950**
402	05	00	00	Productos de papel, cartón e impresos	1.550	0	0	0	0	0	1.550
402	05	03	00	Productos de papel y cartón para oficina	350	0	0	0	0	0	350
402	05	06	00	Productos de papel y cartón para computación	200	0	0	0	0	0	200
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	700	0	0	0	0	0	700
402	05	99	00	Otros productos de pulpa, papel y cartón	300	0	0	0	0	0	300
402	06	00	00	Productos químicos y derivados	21.400	0	0	0	0	0	21.400
402	06	01	00	Sustancias químicas y de uso industrial	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	1.400	0	0	0	0	0	1.400
402	06	04	00	Productos farmacéuticos y medicamentos	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	1.000	0	0	0	0	0	1.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	450	0	0	0	0	0	450

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119462 540164000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: AMPLIAR LA OFERTA FORMATIVA, LA INVESTIGATIVA Y EL DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO, ÉTICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SPNS.

UNIDAD DE MEDIDA: GRADUADO **META:** 342 **FEMENINO:** 291 **MASCULINO:** 51

RESPONSABLE/EJECUTOR: EDUCACIÓN E INVESTIGACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540164006 FORTALECIMIENTO DEL SISTEMA DE REGISTRO DE TRABAJADORES Y TRABAJADORAS DE SALUD EXISTENTE PARA EL SPNS, PRIORIZANDO SUS NECESIDADES EN LOS ESPACIOS ASISTENCIALES PARA EL PAÍS.

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 2

RESPONSABLE/EJECUTOR: DGIE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	550	0	0	0	0	0	550
403	**00**	**00**	**00**	**Servicios no personales**	**186.112**	**0**	**0**	**0**	0	0	**186.112**
403	07	00	00	Servicios de información, impresión y relaciones públicas	37.750	0	0	0	0	0	37.750
403	07	02	00	Imprenta y reproducción	700	0	0	0	0	0	700
403	07	03	00	Relaciones sociales	37.050	0	0	0	0	0	37.050
403	09	00	00	Viáticos y pasajes	109.005	0	0	0	0	0	109.005
403	09	01	00	Viáticos y pasajes dentro del país	109.005	0	0	0	0	0	109.005
403	18	00	00	Impuestos indirectos	38.363	0	0	0	0	0	38.363
403	18	01	00	Impuesto al valor agregado	38.363	0	0	0	0	0	38.363
403	99	00	00	Otros servicios no personales	994	0	0	0	0	0	994
403	99	01	00	Otros servicios no personales	994	0	0	0	0	0	994
404	**00**	**00**	**00**	**Activos reales**	**75.000**	**0**	**0**	**0**	0	0	**75.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.000	0	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	65.000	0	0	0	0	0	65.000
404	09	02	00	Equipos de computación	65.000	0	0	0	0	0	65.000
				Totales	**652.949**	**0**	**0**	**0**	**0**	0	**652.949**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119444 540165000 ATENCIÓN INTEGRAL, OPORTUNA Y DE CALIDAD A PACIENTES CON PATOLOGÍAS DE ALTO COSTO QUE REQUIEREN INSUMOS Y EQUIPOS PARA LA RESOLUCIÓN MÉDICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO DE LOS SERVICIOS DE ALTA COMPLEJIDAD DE LA RED HOSPITALARIA DEL MPPS QUE IMPACTE EN LA ATENCIÓN OPORTUNA DE LOS USUARIOS (DE CALIDAD Y CON EQUIDAD) Y EN LA RESTITUCIÓN Y/O PRESERVACIÓN DE SU SALUD.

UNIDAD DE MEDIDA: SERVICIO

META: 286

RESPONSABLE/EJECUTOR: RED DE HOSPITALES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**91.747.177**	**0**	**0**	**25.000.001**	**0**	**0**	**116.747.178**
402	06	00	00	Productos químicos y derivados	68.841.401	0	0	15.000.001	0	0	83.841.402
402	06	04	00	Productos farmacéuticos y medicamentos	68.841.401	0	0	15.000.001	0	0	83.841.402
402	10	00	00	Productos varios y útiles diversos	22.905.776	0	0	10.000.000	0	0	32.905.776
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	22.905.776	0	0	10.000.000	0	0	32.905.776
403	**00**	**00**	**00**	**Servicios no personales**	**40.002.824**	**0**	**0**	**2.500.000**	**0**	**0**	**42.502.824**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	24.002.824	0	0	2.500.000	0	0	26.502.824
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	24.002.824	0	0	2.500.000	0	0	26.502.824
403	18	00	00	Impuestos indirectos	16.000.000	0	0	0	0	0	16.000.000
403	18	01	00	Impuesto al valor agregado	16.000.000	0	0	0	0	0	16.000.000
404	**00**	**00**	**00**	**Activos reales**	**22.703.792**	**0**	**0**	**2.500.000**	**0**	**0**	**25.203.792**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	22.703.792	0	0	2.500.000	0	0	25.203.792
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	22.703.792	0	0	2.500.000	0	0	25.203.792
				Totales	**154.453.793**	**0**	**0**	**30.000.001**	**0**	**0**	**184.453.794**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119444 540165000 ATENCIÓN INTEGRAL, OPORTUNA Y DE CALIDAD A PACIENTES CON PATOLOGÍAS DE ALTO COSTO QUE REQUIEREN INSUMOS Y EQUIPOS PARA LA RESOLUCIÓN MÉDICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO DE LOS SERVICIOS DE ALTA COMPLEJIDAD DE LA RED HOSPITALARIA DEL MPPS QUE IMPACTE EN LA ATENCIÓN OPORTUNA DE LOS USUARIOS (DE CALIDAD Y CON EQUIDAD) Y EN LA RESTITUCIÓN Y/O PRESERVACIÓN DE SU SALUD.

UNIDAD DE MEDIDA: SERVICIO

META: 286

RESPONSABLE/EJECUTOR: RED DE HOSPITALES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119444 540165000 ATENCIÓN INTEGRAL, OPORTUNA Y DE CALIDAD A PACIENTES CON PATOLOGÍAS DE ALTO COSTO QUE REQUIEREN INSUMOS Y EQUIPOS PARA LA RESOLUCIÓN MÉDICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO DE LOS SERVICIOS DE ALTA COMPLEJIDAD DE LA RED HOSPITALARIA DEL MPPS QUE IMPACTE EN LA ATENCIÓN OPORTUNA DE LOS USUARIOS (DE CALIDAD Y CON EQUIDAD) Y EN LA RESTITUCIÓN Y/O PRESERVACIÓN DE SU SALUD.

UNIDAD DE MEDIDA: SERVICIO **META:** 286

RESPONSABLE/EJECUTOR: RED DE HOSPITALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540165001 ADQUISICIÓN DE MATERIAL MÉDICO-QUIRÚRGICO DE ALTO COSTO PARA DOTACIÓN DE LOS SERVICIOS DE: OBSTETRICIA, CIRUGÍA CARDIOVASCULAR, NEUROCIRUGÍA, UROLOGÍA, CIRUGÍA GENERAL, GASTROENTEROLOGÍA, CARDIOLOGÍA, HEMODINAMIA, TERAPIA INTENSIVA ADULTOS.

UNIDAD DE MEDIDA: SERVICIO **META:** 286

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA RED DE HOSPITALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**91.747.177**	**0**	**0**	**25.000.001**	**0**	**0**	**116.747.178**
402	06	00	00	Productos químicos y derivados	68.841.401	0	0	15.000.001	0	0	83.841.402
402	06	04	00	Productos farmacéuticos y medicamentos	68.841.401	0	0	15.000.001	0	0	83.841.402
402	10	00	00	Productos varios y útiles diversos	22.905.776	0	0	10.000.000	0	0	32.905.776
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	22.905.776	0	0	10.000.000	0	0	32.905.776
				Totales	**91.747.177**	**0**	**0**	**25.000.001**	**0**	**0**	**116.747.178**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119444 540165000 ATENCIÓN INTEGRAL, OPORTUNA Y DE CALIDAD A PACIENTES CON PATOLOGÍAS DE ALTO COSTO QUE REQUIEREN INSUMOS Y EQUIPOS PARA LA RESOLUCIÓN MÉDICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO DE LOS SERVICIOS DE ALTA COMPLEJIDAD DE LA RED HOSPITALARIA DEL MPPS QUE IMPACTE EN LA ATENCIÓN OPORTUNA DE LOS USUARIOS (DE CALIDAD Y CON EQUIDAD) Y EN LA RESTITUCIÓN Y/O PRESERVACIÓN DE SU SALUD.

UNIDAD DE MEDIDA: SERVICIO **META:** 286

RESPONSABLE/EJECUTOR: RED DE HOSPITALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540165002 DOTACIÓN DE EQUIPOS DE ALTA TECNOLOGÍA PARA LOS SERVICIOS DE: OBSTETRICIA, CIRUGÍA CARDIOVASCULAR, NEUROCIRUGÍA, UROLOGÍA, CIRUGÍA GENERAL, GASTROENTEROLOGÍA, CARDIOLOGÍA, HEMODINAMIA, TERAPIA INTENSIVA ADULTOS.

UNIDAD DE MEDIDA: SERVICIO **META:** 36

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA RED DE HOSPITALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**40.002.824**	**0**	**0**	**2.500.000**	**0**	**0**	**42.502.824**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	24.002.824	0	0	2.500.000	0	0	26.502.824
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	24.002.824	0	0	2.500.000	0	0	26.502.824
403	18	00	00	Impuestos indirectos	16.000.000	0	0	0	0	0	16.000.000
403	18	01	00	Impuesto al valor agregado	16.000.000	0	0	0	0	0	16.000.000
				Totales	**40.002.824**	**0**	**0**	**2.500.000**	**0**	**0**	**42.502.824**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 119444 540165000 ATENCIÓN INTEGRAL, OPORTUNA Y DE CALIDAD A PACIENTES CON PATOLOGÍAS DE ALTO COSTO QUE REQUIEREN INSUMOS Y EQUIPOS PARA LA RESOLUCIÓN MÉDICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL FUNCIONAMIENTO DE LOS SERVICIOS DE ALTA COMPLEJIDAD DE LA RED HOSPITALARIA DEL MPPS QUE IMPACTE EN LA ATENCIÓN OPORTUNA DE LOS USUARIOS (DE CALIDAD Y CON EQUIDAD) Y EN LA RESTITUCIÓN Y/O PRESERVACIÓN DE SU SALUD.

UNIDAD DE MEDIDA: SERVICIO **META:** 286

RESPONSABLE/EJECUTOR: RED DE HOSPITALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540165003 MANTENIMIENTO PREVENTIVO Y CORRECTIVO DE EQUIPOS DE ALTA TECNOLOGÍA PARA LOS SERVICIOS DE: OBSTETRICIA, CIRUGÍA CARDIOVASCULAR, NEUROCIRUGÍA, UROLOGÍA, CIRUGÍA GENERAL, GASTROENTEROLOGÍA, CARDIOLOGÍA, HEMODINAMIA, TERAPIA INTENSIVA ADULTOS.

UNIDAD DE MEDIDA: EQUIPO **META:** 60

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA RED DE HOSPITALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**22.703.792**	**0**	**0**	**2.500.000**	**0**	**0**	**25.203.792**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	22.703.792	0	0	2.500.000	0	0	25.203.792
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	22.703.792	0	0	2.500.000	0	0	25.203.792
				Totales	**22.703.792**	**0**	**0**	**2.500.000**	**0**	**0**	**25.203.792**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119475 540166000 ATENCIÓN Y PROMOCIÓN EN SALUD PARA LOS PUEBLOS INDÍGENAS.

OBJETIVO DEL PROYECTO: CONTRIBUIR A TRANSVERSALIZAR EL ENFOQUE INTERCULTURAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) GARANTIZANDO SERVICIOS CON PERTINENCIA CULTURAL Y LINGÜÍSTICA QUE PROMUEVAN LA INCORPORACIÓN DE LAS POBLACIONES INDÍGENAS VENEZOLANAS.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 67.450 **FEMENINO:** 40.470 **MASCULINO:** 26.980

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.114.732**	**0**	**0**	**0**	**0**	**0**	**2.114.732**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.013.650	0	0	0	0	0	1.013.650
401	01	18	00	Remuneraciones al personal contratado	1.013.650	0	0	0	0	0	1.013.650
401	04	00	00	Complementos de sueldos y salarios	446.004	0	0	0	0	0	446.004
401	04	26	00	Bono compensatorio de alimentación al personal contratado	446.004	0	0	0	0	0	446.004
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	307.922	0	0	0	0	0	307.922
401	05	07	00	Aguinaldos al personal contratado	262.417	0	0	0	0	0	262.417
401	05	08	00	Bono vacacional al personal contratado	45.505	0	0	0	0	0	45.505
401	07	00	00	Asistencia socio-económica	128.717	0	0	0	0	0	128.717
401	07	33	00	Asistencia socio-económica al personal contratado	128.717	0	0	0	0	0	128.717
401	08	00	00	Prestaciones sociales e indemnizaciones	218.439	0	0	0	0	0	218.439
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	218.439	0	0	0	0	0	218.439
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**875.553**	**0**	**0**	**0**	**0**	**0**	**875.553**
402	01	00	00	Productos alimenticios y agropecuarios	52.941	0	0	0	0	0	52.941
402	01	01	00	Alimentos y bebidas para personas	52.941	0	0	0	0	0	52.941
402	03	00	00	Textiles y vestuarios	76.280	0	0	0	0	0	76.280
402	03	01	00	Textiles	16.375	0	0	0	0	0	16.375
402	03	02	00	Prendas de vestir	57.905	0	0	0	0	0	57.905
402	03	03	00	Calzados	2.000	0	0	0	0	0	2.000
402	04	00	00	Productos de cuero y caucho	22.971	0	0	0	0	0	22.971
402	04	03	00	Cauchos y tripas para vehículos	22.971	0	0	0	0	0	22.971
402	05	00	00	Productos de papel, cartón e impresos	79.409	0	0	0	0	0	79.409
402	05	01	00	Pulpa de madera, papel y cartón	10.696	0	0	0	0	0	10.696
402	05	02	00	Envases y cajas de papel y cartón	192	0	0	0	0	0	192
402	05	03	00	Productos de papel y cartón para oficina	50.227	0	0	0	0	0	50.227
402	05	05	00	Material de enseñanza	6.596	0	0	0	0	0	6.596
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	11.698	0	0	0	0	0	11.698
402	06	00	00	Productos químicos y derivados	471.139	0	0	0	0	0	471.139
402	06	03	00	Tintas, pinturas y colorantes	11.570	0	0	0	0	0	11.570

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119475 540166000 ATENCIÓN Y PROMOCIÓN EN SALUD PARA LOS PUEBLOS INDÍGENAS.

OBJETIVO DEL PROYECTO: CONTRIBUIR A TRANSVERSALIZAR EL ENFOQUE INTERCULTURAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) GARANTIZANDO SERVICIOS CON PERTINENCIA CULTURAL Y LINGÜÍSTICA QUE PROMUEVAN LA INCORPORACIÓN DE LAS POBLACIONES INDÍGENAS VENEZOLANAS.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 67.450 **FEMENINO:** 40.470 **MASCULINO:** 26.980

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	406.901	0	0	0	0	0	406.901
402	06	05	00	Productos de tocador	15.470	0	0	0	0	0	15.470
402	06	06	00	Combustibles y lubricantes	30.875	0	0	0	0	0	30.875
402	06	08	00	Productos plásticos	6.323	0	0	0	0	0	6.323
402	07	00	00	Productos minerales no metálicos	988	0	0	0	0	0	988
402	07	02	00	Vidrios y productos de vidrio	988	0	0	0	0	0	988
402	08	00	00	Productos metálicos	41.752	0	0	0	0	0	41.752
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.530	0	0	0	0	0	6.530
402	08	09	00	Repuestos y accesorios para equipos de transporte	30.282	0	0	0	0	0	30.282
402	08	10	00	Repuestos y accesorios para otros equipos	4.940	0	0	0	0	0	4.940
402	10	00	00	Productos varios y útiles diversos	130.073	0	0	0	0	0	130.073
402	10	01	00	Artículos de deporte, recreación y juguetes	1.235	0	0	0	0	0	1.235
402	10	02	00	Materiales y útiles de limpieza y aseo	6.298	0	0	0	0	0	6.298
402	10	03	00	Utensilios de cocina y comedor	10.205	0	0	0	0	0	10.205
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	12.947	0	0	0	0	0	12.947
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	57.481	0	0	0	0	0	57.481
402	10	06	00	Condecoraciones, ofrendas y similares	15.600	0	0	0	0	0	15.600
402	10	07	00	Productos de seguridad en el trabajo	988	0	0	0	0	0	988
402	10	08	00	Materiales para equipos de computación	23.837	0	0	0	0	0	23.837
402	10	11	00	Materiales eléctricos	741	0	0	0	0	0	741
402	10	12	00	Materiales para instalaciones sanitarias	741	0	0	0	0	0	741
403	**00**	**00**	**00**	**Servicios no personales**	**425.042**	**0**	**0**	**0**	**0**	**0**	**425.042**
403	01	00	00	Alquileres de inmuebles	2.470	0	0	0	0	0	2.470
403	01	02	00	Alquileres de instalaciones culturales y recreativas	2.470	0	0	0	0	0	2.470
403	04	00	00	Servicios básicos	14.549	0	0	0	0	0	14.549
403	04	01	00	Electricidad	5.929	0	0	0	0	0	5.929
403	04	03	00	Agua	2.964	0	0	0	0	0	2.964
403	04	04	00	Teléfonos	5.063	0	0	0	0	0	5.063
403	04	05	00	Servicio de comunicaciones	593	0	0	0	0	0	593

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119475 540166000 ATENCIÓN Y PROMOCIÓN EN SALUD PARA LOS PUEBLOS INDÍGENAS.

OBJETIVO DEL PROYECTO: CONTRIBUIR A TRANSVERSALIZAR EL ENFOQUE INTERCULTURAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) GARANTIZANDO SERVICIOS CON PERTINENCIA CULTURAL Y LINGÜÍSTICA QUE PROMUEVAN LA INCORPORACIÓN DE LAS POBLACIONES INDÍGENAS VENEZOLANAS.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 67.450 **FEMENINO:** 40.470 **MASCULINO:** 26.980

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	12.473	0	0	0	0	0	12.473
403	06	01	00	Fletes y embalajes	4.940	0	0	0	0	0	4.940
403	06	03	00	Estacionamiento	6.916	0	0	0	0	0	6.916
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	617	0	0	0	0	0	617
403	07	00	00	Servicios de información, impresión y relaciones públicas	66.608	0	0	0	0	0	66.608
403	07	02	00	Imprenta y reproducción	22.012	0	0	0	0	0	22.012
403	07	03	00	Relaciones sociales	44.596	0	0	0	0	0	44.596
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.976	0	0	0	0	0	1.976
403	08	01	00	Primas y gastos de seguros	1.976	0	0	0	0	0	1.976
403	09	00	00	Viáticos y pasajes	77.754	0	0	0	0	0	77.754
403	09	01	00	Viáticos y pasajes dentro del país	77.754	0	0	0	0	0	77.754
403	10	00	00	Servicios profesionales y técnicos	23.922	0	0	0	0	0	23.922
403	10	07	00	Servicios de capacitación y adiestramiento	6.632	0	0	0	0	0	6.632
403	10	11	00	Servicios para la elaboración y suministro de comida	17.290	0	0	0	0	0	17.290
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	21.658	0	0	0	0	0	21.658
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.600	0	0	0	0	0	2.600
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	18.070	0	0	0	0	0	18.070
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	988	0	0	0	0	0	988
403	18	00	00	Impuestos indirectos	152.040	0	0	0	0	0	152.040
403	18	01	00	Impuesto al valor agregado	152.040	0	0	0	0	0	152.040
403	99	00	00	Otros servicios no personales	51.592	0	0	0	0	0	51.592
403	99	01	00	Otros servicios no personales	51.592	0	0	0	0	0	51.592
404	**00**	**00**	**00**	**Activos reales**	**461.786**	**0**	**0**	0	**0**	0	**461.786**
404	01	00	00	Repuestos y reparaciones mayores	37.625	0	0	0	0	0	37.625
404	01	01	00	Repuestos mayores	32.685	0	0	0	0	0	32.685
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	12.999	0	0	0	0	0	12.999
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	16.228	0	0	0	0	0	16.228
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	3.458	0	0	0	0	0	3.458

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119475 540166000 ATENCIÓN Y PROMOCIÓN EN SALUD PARA LOS PUEBLOS INDÍGENAS.

OBJETIVO DEL PROYECTO: CONTRIBUIR A TRANSVERSALIZAR EL ENFOQUE INTERCULTURAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) GARANTIZANDO SERVICIOS CON PERTINENCIA CULTURAL Y LINGÜÍSTICA QUE PROMUEVAN LA INCORPORACIÓN DE LAS POBLACIONES INDÍGENAS VENEZOLANAS.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 67.450 **FEMENINO:** 40.470 **MASCULINO:** 26.980

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	00	Reparaciones mayores de maquinaria y equipos	4.940	0	0	0	0	0	4.940
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	4.940	0	0	0	0	0	4.940
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.900	0	0	0	0	0	3.900
404	03	06	00	Maquinaria y equipos de energía	3.900	0	0	0	0	0	3.900
404	04	00	00	Equipos de transporte, tracción y elevación	59.366	0	0	0	0	0	59.366
404	04	03	00	Equipos marítimos de transporte	52.255	0	0	0	0	0	52.255
404	04	05	00	Vehículos de tracción no motorizados	7.111	0	0	0	0	0	7.111
404	05	00	00	Equipos de comunicaciones y de señalamiento	88.334	0	0	0	0	0	88.334
404	05	01	00	Equipos de telecomunicaciones	88.334	0	0	0	0	0	88.334
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	41.454	0	0	0	0	0	41.454
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	41.454	0	0	0	0	0	41.454
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	45.295	0	0	0	0	0	45.295
404	07	01	00	Equipos científicos y de laboratorio	26.000	0	0	0	0	0	26.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	19.295	0	0	0	0	0	19.295
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	184.577	0	0	0	0	0	184.577
404	09	01	00	Mobiliario y equipos de oficina	75.395	0	0	0	0	0	75.395
404	09	02	00	Equipos de computación	55.232	0	0	0	0	0	55.232
404	09	03	00	Mobiliario y equipos de alojamiento	53.950	0	0	0	0	0	53.950
404	12	00	00	Activos intangibles	1.235	0	0	0	0	0	1.235
404	12	04	00	Paquetes y programas de computación	1.235	0	0	0	0	0	1.235
				Totales	**3.877.113**	**0**	**0**	**0**	**0**	**0**	**3.877.113**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119475 540166000 ATENCIÓN Y PROMOCIÓN EN SALUD PARA LOS PUEBLOS INDÍGENAS.

OBJETIVO DEL PROYECTO: CONTRIBUIR A TRANSVERSALIZAR EL ENFOQUE INTERCULTURAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) GARANTIZANDO SERVICIOS CON PERTINENCIA CULTURAL Y LINGÜÍSTICA QUE PROMUEVAN LA INCORPORACIÓN DE LAS POBLACIONES INDÍGENAS VENEZOLANAS.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 67.450 **FEMENINO:** 40.470 **MASCULINO:** 26.980

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119475 540166000 ATENCIÓN Y PROMOCIÓN EN SALUD PARA LOS PUEBLOS INDÍGENAS.

OBJETIVO DEL PROYECTO: CONTRIBUIR A TRANSVERSALIZAR EL ENFOQUE INTERCULTURAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) GARANTIZANDO SERVICIOS CON PERTINENCIA CULTURAL Y LINGÜÍSTICA QUE PROMUEVAN LA INCORPORACIÓN DE LAS POBLACIONES INDÍGENAS VENEZOLANAS.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 67.450 **FEMENINO:** 40.470 **MASCULINO:** 26.980

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540166001 ATENCIÓN EN SALUD CON PERTINENCIA CULTURAL Y LINGÜÍSTICA PARA LOS PUEBLOS INDÍGENAS DEL ESTADO APURE.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 2.450

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD INDÍGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**152.918**	**0**	**0**	**0**	**0**	0	**152.918**
401	01	00	00	Sueldos, salarios y otras retribuciones	71.625	0	0	0	0	0	71.625
401	01	18	00	Remuneraciones al personal contratado	71.625	0	0	0	0	0	71.625
401	04	00	00	Complementos de sueldos y salarios	39.312	0	0	0	0	0	39.312
401	04	26	00	Bono compensatorio de alimentación al personal contratado	39.312	0	0	0	0	0	39.312
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	19.519	0	0	0	0	0	19.519
401	05	07	00	Aguinaldos al personal contratado	16.336	0	0	0	0	0	16.336
401	05	08	00	Bono vacacional al personal contratado	3.183	0	0	0	0	0	3.183
401	07	00	00	Asistencia socio-económica	9.095	0	0	0	0	0	9.095
401	07	33	00	Asistencia socio-económica al personal contratado	9.095	0	0	0	0	0	9.095
401	08	00	00	Prestaciones sociales e indemnizaciones	13.367	0	0	0	0	0	13.367
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	13.367	0	0	0	0	0	13.367
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**138.080**	**0**	**0**	**0**	**0**	0	**138.080**
402	01	00	00	Productos alimenticios y agropecuarios	14.081	0	0	0	0	0	14.081
402	01	01	00	Alimentos y bebidas para personas	14.081	0	0	0	0	0	14.081
402	03	00	00	Textiles y vestuarios	11.880	0	0	0	0	0	11.880
402	03	01	00	Textiles	6.175	0	0	0	0	0	6.175
402	03	02	00	Prendas de vestir	3.705	0	0	0	0	0	3.705
402	03	03	00	Calzados	2.000	0	0	0	0	0	2.000
402	04	00	00	Productos de cuero y caucho	6.916	0	0	0	0	0	6.916
402	04	03	00	Cauchos y tripas para vehículos	6.916	0	0	0	0	0	6.916
402	05	00	00	Productos de papel, cartón e impresos	11.201	0	0	0	0	0	11.201
402	05	01	00	Pulpa de madera, papel y cartón	296	0	0	0	0	0	296
402	05	02	00	Envases y cajas de papel y cartón	192	0	0	0	0	0	192

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119475 540166000 ATENCIÓN Y PROMOCIÓN EN SALUD PARA LOS PUEBLOS INDÍGENAS.

OBJETIVO DEL PROYECTO: CONTRIBUIR A TRANSVERSALIZAR EL ENFOQUE INTERCULTURAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) GARANTIZANDO SERVICIOS CON PERTINENCIA CULTURAL Y LINGÜÍSTICA QUE PROMUEVAN LA INCORPORACIÓN DE LAS POBLACIONES INDÍGENAS VENEZOLANAS.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 67.450 **FEMENINO:** 40.470 **MASCULINO:** 26.980

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540166001 ATENCIÓN EN SALUD CON PERTINENCIA CULTURAL Y LINGÜÍSTICA PARA LOS PUEBLOS INDÍGENAS DEL ESTADO APURE.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 2.450

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD INDÍGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	8.645	0	0	0	0	0	8.645
402	05	05	00	Material de enseñanza	1.656	0	0	0	0	0	1.656
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	412	0	0	0	0	0	412
402	06	00	00	Productos químicos y derivados	44.616	0	0	0	0	0	44.616
402	06	03	00	Tintas, pinturas y colorantes	2.470	0	0	0	0	0	2.470
402	06	04	00	Productos farmacéuticos y medicamentos	2.470	0	0	0	0	0	2.470
402	06	05	00	Productos de tocador	15.470	0	0	0	0	0	15.470
402	06	06	00	Combustibles y lubricantes	20.995	0	0	0	0	0	20.995
402	06	08	00	Productos plásticos	3.211	0	0	0	0	0	3.211
402	08	00	00	Productos metálicos	9.386	0	0	0	0	0	9.386
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.976	0	0	0	0	0	1.976
402	08	09	00	Repuestos y accesorios para equipos de transporte	7.410	0	0	0	0	0	7.410
402	10	00	00	Productos varios y útiles diversos	40.000	0	0	0	0	0	40.000
402	10	01	00	Artículos de deporte, recreación y juguetes	1.235	0	0	0	0	0	1.235
402	10	02	00	Materiales y útiles de limpieza y aseo	3.334	0	0	0	0	0	3.334
402	10	03	00	Utensilios de cocina y comedor	3.705	0	0	0	0	0	3.705
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.900	0	0	0	0	0	3.900
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.705	0	0	0	0	0	3.705
402	10	06	00	Condecoraciones, ofrendas y similares	15.600	0	0	0	0	0	15.600
402	10	08	00	Materiales para equipos de computación	7.039	0	0	0	0	0	7.039
402	10	11	00	Materiales eléctricos	741	0	0	0	0	0	741
402	10	12	00	Materiales para instalaciones sanitarias	741	0	0	0	0	0	741
403	**00**	**00**	**00**	**Servicios no personales**	**109.298**	**0**	**0**	**0**	**0**	**0**	**109.298**
403	04	00	00	Servicios básicos	8.028	0	0	0	0	0	8.028

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119475 540166000 ATENCIÓN Y PROMOCIÓN EN SALUD PARA LOS PUEBLOS INDÍGENAS.

OBJETIVO DEL PROYECTO: CONTRIBUIR A TRANSVERSALIZAR EL ENFOQUE INTERCULTURAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) GARANTIZANDO SERVICIOS CON PERTINENCIA CULTURAL Y LINGÜÍSTICA QUE PROMUEVAN LA INCORPORACIÓN DE LAS POBLACIONES INDÍGENAS VENEZOLANAS.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 67.450 **FEMENINO:** 40.470 **MASCULINO:** 26.980

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540166001 ATENCIÓN EN SALUD CON PERTINENCIA CULTURAL Y LINGÜÍSTICA PARA LOS PUEBLOS INDÍGENAS DEL ESTADO APURE.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 2.450

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD INDÍGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	01	00	Electricidad	2.965	0	0	0	0	0	2.965
403	04	03	00	Agua	2.964	0	0	0	0	0	2.964
403	04	04	00	Teléfonos	2.099	0	0	0	0	0	2.099
403	06	00	00	Servicios de transporte y almacenaje	7.533	0	0	0	0	0	7.533
403	06	03	00	Estacionamiento	6.916	0	0	0	0	0	6.916
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	617	0	0	0	0	0	617
403	07	00	00	Servicios de información, impresión y relaciones públicas	18.464	0	0	0	0	0	18.464
403	07	03	00	Relaciones sociales	18.464	0	0	0	0	0	18.464
403	09	00	00	Viáticos y pasajes	19.760	0	0	0	0	0	19.760
403	09	01	00	Viáticos y pasajes dentro del país	19.760	0	0	0	0	0	19.760
403	10	00	00	Servicios profesionales y técnicos	6.175	0	0	0	0	0	6.175
403	10	11	00	Servicios para la elaboración y suministro de comida	6.175	0	0	0	0	0	6.175
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.058	0	0	0	0	0	6.058
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.600	0	0	0	0	0	2.600
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.470	0	0	0	0	0	2.470
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	988	0	0	0	0	0	988
403	18	00	00	Impuestos indirectos	38.748	0	0	0	0	0	38.748
403	18	01	00	Impuesto al valor agregado	38.748	0	0	0	0	0	38.748
403	99	00	00	Otros servicios no personales	4.532	0	0	0	0	0	4.532
403	99	01	00	Otros servicios no personales	4.532	0	0	0	0	0	4.532
404	**00**	**00**	**00**	**Activos reales**	**117.237**	**0**	**0**	**0**	**0**	0	**117.237**
404	01	00	00	Repuestos y reparaciones mayores	26.757	0	0	0	0	0	26.757
404	01	01	00	Repuestos mayores	21.817	0	0	0	0	0	21.817
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo,	12.999	0	0	0	0	0	12.999

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119475 540166000 ATENCIÓN Y PROMOCIÓN EN SALUD PARA LOS PUEBLOS INDÍGENAS.

OBJETIVO DEL PROYECTO: CONTRIBUIR A TRANSVERSALIZAR EL ENFOQUE INTERCULTURAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) GARANTIZANDO SERVICIOS CON PERTINENCIA CULTURAL Y LINGÜÍSTICA QUE PROMUEVAN LA INCORPORACIÓN DE LAS POBLACIONES INDÍGENAS VENEZOLANAS.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 67.450 **FEMENINO:** 40.470 **MASCULINO:** 26.980

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540166001 ATENCIÓN EN SALUD CON PERTINENCIA CULTURAL Y LINGÜÍSTICA PARA LOS PUEBLOS INDÍGENAS DEL ESTADO APURE.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 2.450

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD INDÍGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				industria y taller							
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	6.348	0	0	0	0	0	6.348
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.470	0	0	0	0	0	2.470
404	01	02	00	Reparaciones mayores de maquinaria y equipos	4.940	0	0	0	0	0	4.940
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	4.940	0	0	0	0	0	4.940
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.900	0	0	0	0	0	3.900
404	03	06	00	Maquinaria y equipos de energía	3.900	0	0	0	0	0	3.900
404	04	00	00	Equipos de transporte, tracción y elevación	7.111	0	0	0	0	0	7.111
404	04	05	00	Vehículos de tracción no motorizados	7.111	0	0	0	0	0	7.111
404	05	00	00	Equipos de comunicaciones y de señalamiento	28.834	0	0	0	0	0	28.834
404	05	01	00	Equipos de telecomunicaciones	28.834	0	0	0	0	0	28.834
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	11.115	0	0	0	0	0	11.115
404	07	02	00	Equipos de enseñanza, deporte y recreación	11.115	0	0	0	0	0	11.115
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	38.285	0	0	0	0	0	38.285
404	09	01	00	Mobiliario y equipos de oficina	11.115	0	0	0	0	0	11.115
404	09	02	00	Equipos de computación	14.820	0	0	0	0	0	14.820
404	09	03	00	Mobiliario y equipos de alojamiento	12.350	0	0	0	0	0	12.350
404	12	00	00	Activos intangibles	1.235	0	0	0	0	0	1.235
404	12	04	00	Paquetes y programas de computación	1.235	0	0	0	0	0	1.235
				Totales	**517.533**	**0**	**0**	**0**	**0**	**0**	**517.533**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119475 540166000 ATENCIÓN Y PROMOCIÓN EN SALUD PARA LOS PUEBLOS INDÍGENAS.

OBJETIVO DEL PROYECTO: CONTRIBUIR A TRANSVERSALIZAR EL ENFOQUE INTERCULTURAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) GARANTIZANDO SERVICIOS CON PERTINENCIA CULTURAL Y LINGÜÍSTICA QUE PROMUEVAN LA INCORPORACIÓN DE LAS POBLACIONES INDÍGENAS VENEZOLANAS.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 67.450 **FEMENINO:** 40.470 **MASCULINO:** 26.980

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540166002 ATENCIÓN A LA POBLACIÓN INDÍGENA A TRAVÉS DE LOS SERVICIOS DE ATENCIÓN Y ORIENTACIÓN AL PACIENTE INDÍGENA (SAOI) EN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 60.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD INDÍGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.323.384**	**0**	**0**	**0**	**0**	**0**	**1.323.384**
401	01	00	00	Sueldos, salarios y otras retribuciones	634.898	0	0	0	0	0	634.898
401	01	18	00	Remuneraciones al personal contratado	634.898	0	0	0	0	0	634.898
401	04	00	00	Complementos de sueldos y salarios	275.184	0	0	0	0	0	275.184
401	04	26	00	Bono compensatorio de alimentación al personal contratado	275.184	0	0	0	0	0	275.184
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	194.455	0	0	0	0	0	194.455
401	05	07	00	Aguinaldos al personal contratado	165.868	0	0	0	0	0	165.868
401	05	08	00	Bono vacacional al personal contratado	28.587	0	0	0	0	0	28.587
401	07	00	00	Asistencia socio-económica	80.622	0	0	0	0	0	80.622
401	07	33	00	Asistencia socio-económica al personal contratado	80.622	0	0	0	0	0	80.622
401	08	00	00	Prestaciones sociales e indemnizaciones	138.225	0	0	0	0	0	138.225
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	138.225	0	0	0	0	0	138.225
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**536.064**	**0**	**0**	**0**	**0**	**0**	**536.064**
402	01	00	00	Productos alimenticios y agropecuarios	14.000	0	0	0	0	0	14.000
402	01	01	00	Alimentos y bebidas para personas	14.000	0	0	0	0	0	14.000
402	03	00	00	Textiles y vestuarios	39.000	0	0	0	0	0	39.000
402	03	02	00	Prendas de vestir	39.000	0	0	0	0	0	39.000
402	04	00	00	Productos de cuero y caucho	13.585	0	0	0	0	0	13.585
402	04	03	00	Cauchos y tripas para vehículos	13.585	0	0	0	0	0	13.585
402	05	00	00	Productos de papel, cartón e impresos	57.204	0	0	0	0	0	57.204
402	05	01	00	Pulpa de madera, papel y cartón	10.400	0	0	0	0	0	10.400
402	05	03	00	Productos de papel y cartón para oficina	39.000	0	0	0	0	0	39.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.804	0	0	0	0	0	7.804
402	06	00	00	Productos químicos y derivados	364.131	0	0	0	0	0	364.131

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119475 540166000 ATENCIÓN Y PROMOCIÓN EN SALUD PARA LOS PUEBLOS INDÍGENAS.

OBJETIVO DEL PROYECTO: CONTRIBUIR A TRANSVERSALIZAR EL ENFOQUE INTERCULTURAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) GARANTIZANDO SERVICIOS CON PERTINENCIA CULTURAL Y LINGÜÍSTICA QUE PROMUEVAN LA INCORPORACIÓN DE LAS POBLACIONES INDÍGENAS VENEZOLANAS.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 67.450 **FEMENINO:** 40.470 **MASCULINO:** 26.980

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540166002 ATENCIÓN A LA POBLACIÓN INDÍGENA A TRAVÉS DE LOS SERVICIOS DE ATENCIÓN Y ORIENTACIÓN AL PACIENTE INDÍGENA (SAOI) EN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 60.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD INDÍGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	9.100	0	0	0	0	0	9.100
402	06	04	00	Productos farmacéuticos y medicamentos	355.031	0	0	0	0	0	355.031
402	10	00	00	Productos varios y útiles diversos	48.144	0	0	0	0	0	48.144
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	41.600	0	0	0	0	0	41.600
402	10	08	00	Materiales para equipos de computación	6.544	0	0	0	0	0	6.544
403	**00**	**00**	**00**	**Servicios no personales**	**134.812**	**0**	**0**	**0**	**0**	**0**	**134.812**
403	07	00	00	Servicios de información, impresión y relaciones públicas	26.000	0	0	0	0	0	26.000
403	07	02	00	Imprenta y reproducción	6.500	0	0	0	0	0	6.500
403	07	03	00	Relaciones sociales	19.500	0	0	0	0	0	19.500
403	09	00	00	Viáticos y pasajes	13.000	0	0	0	0	0	13.000
403	09	01	00	Viáticos y pasajes dentro del país	13.000	0	0	0	0	0	13.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	15.600	0	0	0	0	0	15.600
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	15.600	0	0	0	0	0	15.600
403	18	00	00	Impuestos indirectos	44.904	0	0	0	0	0	44.904
403	18	01	00	Impuesto al valor agregado	44.904	0	0	0	0	0	44.904
403	99	00	00	Otros servicios no personales	35.308	0	0	0	0	0	35.308
403	99	01	00	Otros servicios no personales	35.308	0	0	0	0	0	35.308
404	**00**	**00**	**00**	**Activos reales**	**117.000**	**0**	**0**	**0**	**0**	**0**	**117.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	26.000	0	0	0	0	0	26.000
404	05	01	00	Equipos de telecomunicaciones	26.000	0	0	0	0	0	26.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	91.000	0	0	0	0	0	91.000
404	09	01	00	Mobiliario y equipos de oficina	52.000	0	0	0	0	0	52.000
404	09	02	00	Equipos de computación	13.000	0	0	0	0	0	13.000
404	09	03	00	Mobiliario y equipos de alojamiento	26.000	0	0	0	0	0	26.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119475 540166000 ATENCIÓN Y PROMOCIÓN EN SALUD PARA LOS PUEBLOS INDÍGENAS.

OBJETIVO DEL PROYECTO: CONTRIBUIR A TRANSVERSALIZAR EL ENFOQUE INTERCULTURAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) GARANTIZANDO SERVICIOS CON PERTINENCIA CULTURAL Y LINGÜÍSTICA QUE PROMUEVAN LA INCORPORACIÓN DE LAS POBLACIONES INDÍGENAS VENEZOLANAS.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 67.450 **FEMENINO:** 40.470 **MASCULINO:** 26.980

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540166002 ATENCIÓN A LA POBLACIÓN INDÍGENA A TRAVÉS DE LOS SERVICIOS DE ATENCIÓN Y ORIENTACIÓN AL PACIENTE INDÍGENA (SAOI) EN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 60.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD INDÍGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**2.111.260**	**0**	**0**	**0**	**0**	**0**	**2.111.260**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119475 540166000 ATENCIÓN Y PROMOCIÓN EN SALUD PARA LOS PUEBLOS INDÍGENAS.

OBJETIVO DEL PROYECTO: CONTRIBUIR A TRANSVERSALIZAR EL ENFOQUE INTERCULTURAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) GARANTIZANDO SERVICIOS CON PERTINENCIA CULTURAL Y LINGÜÍSTICA QUE PROMUEVAN LA INCORPORACIÓN DE LAS POBLACIONES INDÍGENAS VENEZOLANAS.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 67.450 **FEMENINO:** 40.470 **MASCULINO:** 26.980

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540166003 FORMACIÓN Y CAPACITACIÓN EN SALUD INTERCULTURAL PARA ESTUDIANTES INDÍGENAS SELECCIONADOS, CURSANTES DE LA CARRERA DE MEDICINA GENERAL EN LA UNIVERSIDAD

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD INDÍGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**191.446**	**0**	**0**	**0**	**0**	**0**	**191.446**
401	01	00	00	Sueldos, salarios y otras retribuciones	92.138	0	0	0	0	0	92.138
401	01	18	00	Remuneraciones al personal contratado	92.138	0	0	0	0	0	92.138
401	04	00	00	Complementos de sueldos y salarios	39.780	0	0	0	0	0	39.780
401	04	26	00	Bono compensatorio de alimentación al personal contratado	39.780	0	0	0	0	0	39.780
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	27.833	0	0	0	0	0	27.833
401	05	07	00	Aguinaldos al personal contratado	23.994	0	0	0	0	0	23.994
401	05	08	00	Bono vacacional al personal contratado	3.839	0	0	0	0	0	3.839
401	07	00	00	Asistencia socio-económica	11.700	0	0	0	0	0	11.700
401	07	33	00	Asistencia socio-económica al personal contratado	11.700	0	0	0	0	0	11.700
401	08	00	00	Prestaciones sociales e indemnizaciones	19.995	0	0	0	0	0	19.995
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	19.995	0	0	0	0	0	19.995
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**49.000**	**0**	**0**	**0**	**0**	**0**	**49.000**
402	01	00	00	Productos alimenticios y agropecuarios	5.100	0	0	0	0	0	5.100
402	01	01	00	Alimentos y bebidas para personas	5.100	0	0	0	0	0	5.100
402	03	00	00	Textiles y vestuarios	25.400	0	0	0	0	0	25.400
402	03	01	00	Textiles	10.200	0	0	0	0	0	10.200
402	03	02	00	Prendas de vestir	15.200	0	0	0	0	0	15.200
402	05	00	00	Productos de papel, cartón e impresos	3.100	0	0	0	0	0	3.100
402	05	03	00	Productos de papel y cartón para oficina	1.100	0	0	0	0	0	1.100
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	15.400	0	0	0	0	0	15.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.200	0	0	0	0	0	10.200
402	10	08	00	Materiales para equipos de computación	5.200	0	0	0	0	0	5.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119475 540166000 ATENCIÓN Y PROMOCIÓN EN SALUD PARA LOS PUEBLOS INDÍGENAS.

OBJETIVO DEL PROYECTO: CONTRIBUIR A TRANSVERSALIZAR EL ENFOQUE INTERCULTURAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) GARANTIZANDO SERVICIOS CON PERTINENCIA CULTURAL Y LINGÜÍSTICA QUE PROMUEVAN LA INCORPORACIÓN DE LAS POBLACIONES INDÍGENAS VENEZOLANAS.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 67.450 **FEMENINO:** 40.470 **MASCULINO:** 26.980

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540166003 FORMACIÓN Y CAPACITACIÓN EN SALUD INTERCULTURAL PARA ESTUDIANTES INDÍGENAS SELECCIONADOS, CURSANTES DE LA CARRERA DE MEDICINA GENERAL EN LA UNIVERSIDAD

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD INDÍGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**41.836**	0	0	0	0	0	41.836
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.264	0	0	0	0	0	12.264
403	07	02	00	Imprenta y reproducción	5.632	0	0	0	0	0	5.632
403	07	03	00	Relaciones sociales	6.632	0	0	0	0	0	6.632
403	09	00	00	Viáticos y pasajes	6.632	0	0	0	0	0	6.632
403	09	01	00	Viáticos y pasajes dentro del país	6.632	0	0	0	0	0	6.632
403	10	00	00	Servicios profesionales y técnicos	6.632	0	0	0	0	0	6.632
403	10	07	00	Servicios de capacitación y adiestramiento	6.632	0	0	0	0	0	6.632
403	18	00	00	Impuestos indirectos	15.492	0	0	0	0	0	15.492
403	18	01	00	Impuesto al valor agregado	15.492	0	0	0	0	0	15.492
403	99	00	00	Otros servicios no personales	816	0	0	0	0	0	816
403	99	01	00	Otros servicios no personales	816	0	0	0	0	0	816
404	**00**	**00**	**00**	**Activos reales**	**25.500**	0	0	0	0	0	25.500
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.500	0	0	0	0	0	7.500
404	05	01	00	Equipos de telecomunicaciones	7.500	0	0	0	0	0	7.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	18.000	0	0	0	0	0	18.000
404	09	01	00	Mobiliario y equipos de oficina	6.500	0	0	0	0	0	6.500
404	09	02	00	Equipos de computación	11.500	0	0	0	0	0	11.500
				Totales	**307.782**	0	0	0	0	0	307.782

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119475 540166000 ATENCIÓN Y PROMOCIÓN EN SALUD PARA LOS PUEBLOS INDÍGENAS.

OBJETIVO DEL PROYECTO: CONTRIBUIR A TRANSVERSALIZAR EL ENFOQUE INTERCULTURAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) GARANTIZANDO SERVICIOS CON PERTINENCIA CULTURAL Y LINGÜÍSTICA QUE PROMUEVAN LA INCORPORACIÓN DE LAS POBLACIONES INDÍGENAS VENEZOLANAS.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 67.450 **FEMENINO:** 40.470 **MASCULINO:** 26.980

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540166004 ATENCIÓN EN SALUD CON PERTINENCIA CULTURAL Y LINGÜÍSTICA PARA EL PUEBLO INDÍGENA YANOMAMI.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 5.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD INDIGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**446.984**	**0**	**0**	**0**	**0**	0	**446.984**
401	01	00	00	Sueldos, salarios y otras retribuciones	214.989	0	0	0	0	0	214.989
401	01	18	00	Remuneraciones al personal contratado	214.989	0	0	0	0	0	214.989
401	04	00	00	Complementos de sueldos y salarios	91.728	0	0	0	0	0	91.728
401	04	26	00	Bono compensatorio de alimentación al personal contratado	91.728	0	0	0	0	0	91.728
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	66.115	0	0	0	0	0	66.115
401	05	07	00	Aguinaldos al personal contratado	56.219	0	0	0	0	0	56.219
401	05	08	00	Bono vacacional al personal contratado	9.896	0	0	0	0	0	9.896
401	07	00	00	Asistencia socio-económica	27.300	0	0	0	0	0	27.300
401	07	33	00	Asistencia socio-económica al personal contratado	27.300	0	0	0	0	0	27.300
401	08	00	00	Prestaciones sociales e indemnizaciones	46.852	0	0	0	0	0	46.852
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	46.852	0	0	0	0	0	46.852
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**152.409**	**0**	**0**	**0**	**0**	0	**152.409**
402	01	00	00	Productos alimenticios y agropecuarios	19.760	0	0	0	0	0	19.760
402	01	01	00	Alimentos y bebidas para personas	19.760	0	0	0	0	0	19.760
402	04	00	00	Productos de cuero y caucho	2.470	0	0	0	0	0	2.470
402	04	03	00	Cauchos y tripas para vehículos	2.470	0	0	0	0	0	2.470
402	05	00	00	Productos de papel, cartón e impresos	7.904	0	0	0	0	0	7.904
402	05	03	00	Productos de papel y cartón para oficina	1.482	0	0	0	0	0	1.482
402	05	05	00	Material de enseñanza	4.940	0	0	0	0	0	4.940
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.482	0	0	0	0	0	1.482
402	06	00	00	Productos químicos y derivados	62.392	0	0	0	0	0	62.392
402	06	04	00	Productos farmacéuticos y medicamentos	49.400	0	0	0	0	0	49.400
402	06	06	00	Combustibles y lubricantes	9.880	0	0	0	0	0	9.880

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119475 540166000 ATENCIÓN Y PROMOCIÓN EN SALUD PARA LOS PUEBLOS INDÍGENAS.

OBJETIVO DEL PROYECTO: CONTRIBUIR A TRANSVERSALIZAR EL ENFOQUE INTERCULTURAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) GARANTIZANDO SERVICIOS CON PERTINENCIA CULTURAL Y LINGÜÍSTICA QUE PROMUEVAN LA INCORPORACIÓN DE LAS POBLACIONES INDÍGENAS VENEZOLANAS.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 67.450 **FEMENINO:** 40.470 **MASCULINO:** 26.980

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540166004 ATENCIÓN EN SALUD CON PERTINENCIA CULTURAL Y LINGÜÍSTICA PARA EL PUEBLO INDÍGENA YANOMAMI.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 5.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD INDIGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	3.112	0	0	0	0	0	3.112
402	07	00	00	Productos minerales no metálicos	988	0	0	0	0	0	988
402	07	02	00	Vidrios y productos de vidrio	988	0	0	0	0	0	988
402	08	00	00	Productos metálicos	32.366	0	0	0	0	0	32.366
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.554	0	0	0	0	0	4.554
402	08	09	00	Repuestos y accesorios para equipos de transporte	22.872	0	0	0	0	0	22.872
402	08	10	00	Repuestos y accesorios para otros equipos	4.940	0	0	0	0	0	4.940
402	10	00	00	Productos varios y útiles diversos	26.529	0	0	0	0	0	26.529
402	10	02	00	Materiales y útiles de limpieza y aseo	2.964	0	0	0	0	0	2.964
402	10	03	00	Utensilios de cocina y comedor	6.500	0	0	0	0	0	6.500
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	9.047	0	0	0	0	0	9.047
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.976	0	0	0	0	0	1.976
402	10	07	00	Productos de seguridad en el trabajo	988	0	0	0	0	0	988
402	10	08	00	Materiales para equipos de computación	5.054	0	0	0	0	0	5.054
403	**00**	**00**	**00**	**Servicios no personales**	**139.096**	**0**	**0**	**0**	**0**	**0**	**139.096**
403	01	00	00	Alquileres de inmuebles	2.470	0	0	0	0	0	2.470
403	01	02	00	Alquileres de instalaciones culturales y recreativas	2.470	0	0	0	0	0	2.470
403	04	00	00	Servicios básicos	6.521	0	0	0	0	0	6.521
403	04	01	00	Electricidad	2.964	0	0	0	0	0	2.964
403	04	04	00	Teléfonos	2.964	0	0	0	0	0	2.964
403	04	05	00	Servicio de comunicaciones	593	0	0	0	0	0	593
403	06	00	00	Servicios de transporte y almacenaje	4.940	0	0	0	0	0	4.940
403	06	01	00	Fletes y embalajes	4.940	0	0	0	0	0	4.940
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.880	0	0	0	0	0	9.880

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119475 540166000 ATENCIÓN Y PROMOCIÓN EN SALUD PARA LOS PUEBLOS INDÍGENAS.

OBJETIVO DEL PROYECTO: CONTRIBUIR A TRANSVERSALIZAR EL ENFOQUE INTERCULTURAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) GARANTIZANDO SERVICIOS CON PERTINENCIA CULTURAL Y LINGÜÍSTICA QUE PROMUEVAN LA INCORPORACIÓN DE LAS POBLACIONES INDÍGENAS VENEZOLANAS.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 67.450 **FEMENINO:** 40.470 **MASCULINO:** 26.980

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540166004 ATENCIÓN EN SALUD CON PERTINENCIA CULTURAL Y LINGÜÍSTICA PARA EL PUEBLO INDÍGENA YANOMAMI.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 5.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD INDIGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	9.880	0	0	0	0	0	9.880
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.976	0	0	0	0	0	1.976
403	08	01	00	Primas y gastos de seguros	1.976	0	0	0	0	0	1.976
403	09	00	00	Viáticos y pasajes	38.362	0	0	0	0	0	38.362
403	09	01	00	Viáticos y pasajes dentro del país	38.362	0	0	0	0	0	38.362
403	10	00	00	Servicios profesionales y técnicos	11.115	0	0	0	0	0	11.115
403	10	11	00	Servicios para la elaboración y suministro de comida	11.115	0	0	0	0	0	11.115
403	18	00	00	Impuestos indirectos	52.896	0	0	0	0	0	52.896
403	18	01	00	Impuesto al valor agregado	52.896	0	0	0	0	0	52.896
403	99	00	00	Otros servicios no personales	10.936	0	0	0	0	0	10.936
403	99	01	00	Otros servicios no personales	10.936	0	0	0	0	0	10.936
404	**00**	**00**	**00**	**Activos reales**	**202.049**	**0**	**0**	**0**	**0**	0	**202.049**
404	01	00	00	Repuestos y reparaciones mayores	10.868	0	0	0	0	0	10.868
404	01	01	00	Repuestos mayores	10.868	0	0	0	0	0	10.868
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	9.880	0	0	0	0	0	9.880
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	988	0	0	0	0	0	988
404	04	00	00	Equipos de transporte, tracción y elevación	52.255	0	0	0	0	0	52.255
404	04	03	00	Equipos marítimos de transporte	52.255	0	0	0	0	0	52.255
404	05	00	00	Equipos de comunicaciones y de señalamiento	26.000	0	0	0	0	0	26.000
404	05	01	00	Equipos de telecomunicaciones	26.000	0	0	0	0	0	26.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	41.454	0	0	0	0	0	41.454
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	41.454	0	0	0	0	0	41.454
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	34.180	0	0	0	0	0	34.180
404	07	01	00	Equipos científicos y de laboratorio	26.000	0	0	0	0	0	26.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 119475 540166000 ATENCIÓN Y PROMOCIÓN EN SALUD PARA LOS PUEBLOS INDÍGENAS.

OBJETIVO DEL PROYECTO: CONTRIBUIR A TRANSVERSALIZAR EL ENFOQUE INTERCULTURAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) GARANTIZANDO SERVICIOS CON PERTINENCIA CULTURAL Y LINGÜÍSTICA QUE PROMUEVAN LA INCORPORACIÓN DE LAS POBLACIONES INDÍGENAS VENEZOLANAS.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 67.450 **FEMENINO:** 40.470 **MASCULINO:** 26.980

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 540166004 ATENCIÓN EN SALUD CON PERTINENCIA CULTURAL Y LINGÜÍSTICA PARA EL PUEBLO INDÍGENA YANOMAMI.

UNIDAD DE MEDIDA: PACIENTE ATENDIDO **META:** 5.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD INDIGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	8.180	0	0	0	0	0	8.180
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	37.292	0	0	0	0	0	37.292
404	09	01	00	Mobiliario y equipos de oficina	5.780	0	0	0	0	0	5.780
404	09	02	00	Equipos de computación	15.912	0	0	0	0	0	15.912
404	09	03	00	Mobiliario y equipos de alojamiento	15.600	0	0	0	0	0	15.600
				Totales	**940.538**	**0**	**0**	**0**	**0**	0	**940.538**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERENCIAS A LOS ESTADOS DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.972.756.181

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.179.264.570**	**0**	**0**	**793.491.611**	**0**	**0**	**4.972.756.181**
407	01	00	00	Transferencias y donaciones corrientes internas	4.179.264.570	0	0	793.491.611	0	0	4.972.756.181
407	01	03	00	Transferencias corrientes internas al sector público	4.179.264.570	0	0	793.491.611	0	0	4.972.756.181
407	01	03	10	Transferencias corrientes al Poder Estadal	4.179.264.570	0	0	793.491.611	0	0	4.972.756.181
				Totales	**4.179.264.570**	**0**	**0**	**793.491.611**	**0**	**0**	**4.972.756.181**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERENCIAS A LOS ESTADOS DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.972.756.181

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.179.264.570**	**0**	**0**	**793.491.611**	**0**	**0**	**4.972.756.181**
407	01	00	00	Transferencias y donaciones corrientes internas	4.179.264.570	0	0	793.491.611	0	0	4.972.756.181
407	01	03	00	Transferencias corrientes internas al sector público	4.179.264.570	0	0	793.491.611	0	0	4.972.756.181
407	01	03	10	Transferencias corrientes al Poder Estadal	4.179.264.570	0	0	793.491.611	0	0	4.972.756.181
				- E5200 Estado Anzoátegui	290.952.087	0	0	44.768.573	0	0	335.720.660
				- E5300 Estado Apure	245.819.739	0	0	40.441.385	0	0	286.261.124
				- E5400 Estado Aragua	447.430.408	0	0	82.519.486	0	0	529.949.894
				- E5600 Estado Bolívar	308.107.072	0	0	36.331.122	0	0	344.438.194
				- E5700 Estado Carabobo	405.824.362	0	0	85.928.093	0	0	491.752.455
				- E6000 Estado Falcón	162.824.153	0	0	32.351.127	0	0	195.175.280
				- E6200 Estado Lara	291.874.005	0	0	71.523.195	0	0	363.397.200
				- E6300 Estado Mérida	219.237.906	0	0	42.709.727	0	0	261.947.633
				- E6500 Estado Monagas	190.482.418	0	0	40.999.841	0	0	231.482.259
				- E6600 Estado Nueva Esparta	108.887.186	0	0	24.707.763	0	0	133.594.949
				- E6800 Estado Sucre	278.554.978	0	0	55.539.291	0	0	334.094.269
				- E6900 Estado Táchira	274.582.074	0	0	43.048.319	0	0	317.630.393
				- E7000 Estado Trujillo	255.198.854	0	0	53.317.065	0	0	308.515.919
				- E7100 Estado Yaracuy	160.841.524	0	0	32.496.702	0	0	193.338.226
				- E7200 Estado Zulia	538.647.804	0	0	106.809.922	0	0	645.457.726
				Totales	**4.179.264.570**	**0**	**0**	**793.491.611**	**0**	**0**	**4.972.756.181**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERENCIAS A LOS ESTADOS DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.972.756.181

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 549998001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: BOLÍVAR **META:** 335.720.660

RESPONSABLE/EJECUTOR: ESTADO ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**290.952.087**	**0**	**0**	**44.768.573**	**0**	0	**335.720.660**
407	01	00	00	Transferencias y donaciones corrientes internas	290.952.087	0	0	44.768.573	0	0	335.720.660
407	01	03	00	Transferencias corrientes internas al sector público	290.952.087	0	0	44.768.573	0	0	335.720.660
407	01	03	10	Transferencias corrientes al Poder Estadal	290.952.087	0	0	44.768.573	0	0	335.720.660
				Totales	**290.952.087**	**0**	**0**	**44.768.573**	**0**	0	**335.720.660**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERENCIAS A LOS ESTADOS DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.972.756.181

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 549998002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO APURE

UNIDAD DE MEDIDA: BOLÍVAR **META:** 286.261.124

RESPONSABLE/EJECUTOR: ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**245.819.739**	**0**	**0**	**40.441.385**	**0**	**0**	**286.261.124**
407	01	00	00	Transferencias y donaciones corrientes internas	245.819.739	0	0	40.441.385	0	0	286.261.124
407	01	03	00	Transferencias corrientes internas al sector público	245.819.739	0	0	40.441.385	0	0	286.261.124
407	01	03	10	Transferencias corrientes al Poder Estadal	245.819.739	0	0	40.441.385	0	0	286.261.124
				Totales	**245.819.739**	**0**	**0**	**40.441.385**	**0**	**0**	**286.261.124**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERENCIAS A LOS ESTADOS DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.972.756.181

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 549998003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 529.949.894

RESPONSABLE/EJECUTOR: ESTADO ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**447.430.408**	**0**	**0**	**82.519.486**	**0**	**0**	**529.949.894**
407	01	00	00	Transferencias y donaciones corrientes internas	447.430.408	0	0	82.519.486	0	0	529.949.894
407	01	03	00	Transferencias corrientes internas al sector público	447.430.408	0	0	82.519.486	0	0	529.949.894
407	01	03	10	Transferencias corrientes al Poder Estadal	447.430.408	0	0	82.519.486	0	0	529.949.894
				Totales	**447.430.408**	**0**	**0**	**82.519.486**	**0**	**0**	**529.949.894**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERENCIAS A LOS ESTADOS DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.972.756.181

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 549998004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: BOLÍVAR **META:** 344.438.194

RESPONSABLE/EJECUTOR: ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**308.107.072**	**0**	**0**	**36.331.122**	**0**	**0**	**344.438.194**
407	01	00	00	Transferencias y donaciones corrientes internas	308.107.072	0	0	36.331.122	0	0	344.438.194
407	01	03	00	Transferencias corrientes internas al sector público	308.107.072	0	0	36.331.122	0	0	344.438.194
407	01	03	10	Transferencias corrientes al Poder Estadal	308.107.072	0	0	36.331.122	0	0	344.438.194
				Totales	**308.107.072**	**0**	**0**	**36.331.122**	**0**	**0**	**344.438.194**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERENCIAS A LOS ESTADOS DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.972.756.181

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 549998005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 491.752.455

RESPONSABLE/EJECUTOR: ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**405.824.362**	**0**	**0**	**85.928.093**	**0**	**0**	**491.752.455**
407	01	00	00	Transferencias y donaciones corrientes internas	405.824.362	0	0	85.928.093	0	0	491.752.455
407	01	03	00	Transferencias corrientes internas al sector público	405.824.362	0	0	85.928.093	0	0	491.752.455
407	01	03	10	Transferencias corrientes al Poder Estadal	405.824.362	0	0	85.928.093	0	0	491.752.455
				Totales	**405.824.362**	**0**	**0**	**85.928.093**	**0**	**0**	**491.752.455**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERENCIAS A LOS ESTADOS DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.972.756.181

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 549998006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: BOLÍVAR **META:** 195.175.280

RESPONSABLE/EJECUTOR: ESTADO FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**162.824.153**	**0**	**0**	**32.351.127**	**0**	**0**	**195.175.280**
407	01	00	00	Transferencias y donaciones corrientes internas	162.824.153	0	0	32.351.127	0	0	195.175.280
407	01	03	00	Transferencias corrientes internas al sector público	162.824.153	0	0	32.351.127	0	0	195.175.280
407	01	03	10	Transferencias corrientes al Poder Estadal	162.824.153	0	0	32.351.127	0	0	195.175.280
				Totales	**162.824.153**	**0**	**0**	**32.351.127**	**0**	**0**	**195.175.280**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERENCIAS A LOS ESTADOS DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.972.756.181

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 549998007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO LARA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 363.397.200

RESPONSABLE/EJECUTOR: ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**291.874.005**	**0**	**0**	**71.523.195**	**0**	**0**	**363.397.200**
407	01	00	00	Transferencias y donaciones corrientes internas	291.874.005	0	0	71.523.195	0	0	363.397.200
407	01	03	00	Transferencias corrientes internas al sector público	291.874.005	0	0	71.523.195	0	0	363.397.200
407	01	03	10	Transferencias corrientes al Poder Estadal	291.874.005	0	0	71.523.195	0	0	363.397.200
				Totales	**291.874.005**	**0**	**0**	**71.523.195**	**0**	**0**	**363.397.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERENCIAS A LOS ESTADOS DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.972.756.181

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 549998008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 261.947.633

RESPONSABLE/EJECUTOR: ESTADO MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**219.237.906**	**0**	**0**	**42.709.727**	**0**	**0**	**261.947.633**
407	01	00	00	Transferencias y donaciones corrientes internas	219.237.906	0	0	42.709.727	0	0	261.947.633
407	01	03	00	Transferencias corrientes internas al sector público	219.237.906	0	0	42.709.727	0	0	261.947.633
407	01	03	10	Transferencias corrientes al Poder Estadal	219.237.906	0	0	42.709.727	0	0	261.947.633
				Totales	**219.237.906**	**0**	**0**	**42.709.727**	**0**	**0**	**261.947.633**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERENCIAS A LOS ESTADOS DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.972.756.181

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 549998009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 231.482.259

RESPONSABLE/EJECUTOR: ESTADO MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**190.482.418**	**0**	**0**	**40.999.841**	**0**	**0**	**231.482.259**
407	01	00	00	Transferencias y donaciones corrientes internas	190.482.418	0	0	40.999.841	0	0	231.482.259
407	01	03	00	Transferencias corrientes internas al sector público	190.482.418	0	0	40.999.841	0	0	231.482.259
407	01	03	10	Transferencias corrientes al Poder Estadal	190.482.418	0	0	40.999.841	0	0	231.482.259
				Totales	**190.482.418**	**0**	**0**	**40.999.841**	**0**	**0**	**231.482.259**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERENCIAS A LOS ESTADOS DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.972.756.181

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 549998010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 133.594.949

RESPONSABLE/EJECUTOR: ESTADO NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**108.887.186**	**0**	**0**	**24.707.763**	**0**	**0**	**133.594.949**
407	01	00	00	Transferencias y donaciones corrientes internas	108.887.186	0	0	24.707.763	0	0	133.594.949
407	01	03	00	Transferencias corrientes internas al sector público	108.887.186	0	0	24.707.763	0	0	133.594.949
407	01	03	10	Transferencias corrientes al Poder Estadal	108.887.186	0	0	24.707.763	0	0	133.594.949
				Totales	**108.887.186**	**0**	**0**	**24.707.763**	**0**	**0**	**133.594.949**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERENCIAS A LOS ESTADOS DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.972.756.181

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 549998011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO SUCRE

UNIDAD DE MEDIDA: BOLÍVAR **META:** 334.094.269

RESPONSABLE/EJECUTOR: ESTADO SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**278.554.978**	**0**	**0**	**55.539.291**	**0**	**0**	**334.094.269**
407	01	00	00	Transferencias y donaciones corrientes internas	278.554.978	0	0	55.539.291	0	0	334.094.269
407	01	03	00	Transferencias corrientes internas al sector público	278.554.978	0	0	55.539.291	0	0	334.094.269
407	01	03	10	Transferencias corrientes al Poder Estadal	278.554.978	0	0	55.539.291	0	0	334.094.269
				Totales	**278.554.978**	**0**	**0**	**55.539.291**	**0**	**0**	**334.094.269**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERENCIAS A LOS ESTADOS DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.972.756.181

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 549998012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 317.630.393

RESPONSABLE/EJECUTOR: ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**274.582.074**	**0**	**0**	**43.048.319**	**0**	**0**	**317.630.393**
407	01	00	00	Transferencias y donaciones corrientes internas	274.582.074	0	0	43.048.319	0	0	317.630.393
407	01	03	00	Transferencias corrientes internas al sector público	274.582.074	0	0	43.048.319	0	0	317.630.393
407	01	03	10	Transferencias corrientes al Poder Estadal	274.582.074	0	0	43.048.319	0	0	317.630.393
				Totales	**274.582.074**	**0**	**0**	**43.048.319**	**0**	**0**	**317.630.393**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERENCIAS A LOS ESTADOS DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.972.756.181

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 549998013 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 308.515.919

RESPONSABLE/EJECUTOR: ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**255.198.854**	**0**	**0**	**53.317.065**	**0**	**0**	**308.515.919**
407	01	00	00	Transferencias y donaciones corrientes internas	255.198.854	0	0	53.317.065	0	0	308.515.919
407	01	03	00	Transferencias corrientes internas al sector público	255.198.854	0	0	53.317.065	0	0	308.515.919
407	01	03	10	Transferencias corrientes al Poder Estadal	255.198.854	0	0	53.317.065	0	0	308.515.919
				Totales	**255.198.854**	**0**	**0**	**53.317.065**	**0**	**0**	**308.515.919**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERENCIAS A LOS ESTADOS DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.972.756.181

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 549998014 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO YARACUY

UNIDAD DE MEDIDA: BOLÍVAR **META:** 193.338.226

RESPONSABLE/EJECUTOR: ESTADO YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**160.841.524**	**0**	**0**	**32.496.702**	**0**	**0**	**193.338.226**
407	01	00	00	Transferencias y donaciones corrientes internas	160.841.524	0	0	32.496.702	0	0	193.338.226
407	01	03	00	Transferencias corrientes internas al sector público	160.841.524	0	0	32.496.702	0	0	193.338.226
407	01	03	10	Transferencias corrientes al Poder Estadal	160.841.524	0	0	32.496.702	0	0	193.338.226
				Totales	**160.841.524**	**0**	**0**	**32.496.702**	**0**	**0**	**193.338.226**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERENCIAS A LOS ESTADOS DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.972.756.181

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 549998015 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO ZULIA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 645.457.726

RESPONSABLE/EJECUTOR: ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**538.647.804**	**0**	**0**	**106.809.922**	**0**	**0**	**645.457.726**
407	01	00	00	Transferencias y donaciones corrientes internas	538.647.804	0	0	106.809.922	0	0	645.457.726
407	01	03	00	Transferencias corrientes internas al sector público	538.647.804	0	0	106.809.922	0	0	645.457.726
407	01	03	10	Transferencias corrientes al Poder Estadal	538.647.804	0	0	106.809.922	0	0	645.457.726
				Totales	**538.647.804**	**0**	**0**	**106.809.922**	**0**	**0**	**645.457.726**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTE PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.839.898.147

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.530.505.159**	**0**	**0**	**309.392.988**	**0**	**0**	**2.839.898.147**
407	01	00	00	Transferencias y donaciones corrientes internas	2.343.657.291	0	0	283.265.847	0	0	2.626.923.138
407	01	03	00	Transferencias corrientes internas al sector público	2.343.657.291	0	0	283.265.847	0	0	2.626.923.138
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.343.657.291	0	0	283.265.847	0	0	2.626.923.138
407	03	00	00	Transferencias y donaciones de capital internas	186.847.868	0	0	26.127.141	0	0	212.975.009
407	03	03	00	Transferencias de capital internas al sector público	186.847.868	0	0	26.127.141	0	0	212.975.009
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	186.847.868	0	0	26.127.141	0	0	212.975.009
				Totales	**2.530.505.159**	**0**	**0**	**309.392.988**	**0**	**0**	**2.839.898.147**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTE PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.839.898.147

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	00	00	00	**Transferencias y donaciones**	**2.530.505.159**	0	0	**309.392.988**	0	0	**2.839.898.147**
407	01	00	00	Transferencias y donaciones corrientes internas	2.343.657.291	0	0	283.265.847	0	0	2.626.923.138
407	01	03	00	Transferencias corrientes internas al sector público	2.343.657.291	0	0	283.265.847	0	0	2.626.923.138
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.343.657.291	0	0	283.265.847	0	0	2.626.923.138
				- A0025 Instituto Autónomo Hospital Universitario de Caracas (HUC)	599.926.483	0	0	97.827.020	0	0	697.753.503
				- A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)	158.502.049	0	0	22.746.507	0	0	181.248.556
				- A0119 Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)	77.743.573	0	0	29.129.794	0	0	106.873.367
				- A0153 Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)	398.186.484	0	0	104.920.225	0	0	503.106.709
				- A0181 Servicio Autónomo Instituto de Biomedicina	20.763.195	0	0	4.200.828	0	0	24.964.023
				- A0306 Fundación "José Félix Ribas" (FUNDARIBAS)	32.442.000	0	0	2.301.229	0	0	34.743.229
				- A0445 Fundación Hospital Cardiológico Infantil Latinoamericano Dr. Gilberto Rodríguez Ochoa	54.907.143	0	0	8.028.728	0	0	62.935.871
				- A0446 Fundación Misión Barrio Adentro	770.028.515	0	0	0	0	0	770.028.515
				- A0818 Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)	3.856.712	0	0	475.687	0	0	4.332.399
				- A0907 Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"	35.106.167	0	0	9.716.009	0	0	44.822.176
				- A0957 Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)	1.732.010	0	0	298.433	0	0	2.030.443
				- A0991 Servicio Autónomo de Contraloría Sanitaria (SACS)	25.921.041	0	0	3.621.387	0	0	29.542.428
				- A1602 Fundación Misión Niño Jesús	164.541.919	0	0	0	0	0	164.541.919
407	03	00	00	Transferencias y donaciones de capital internas	186.847.868	0	0	26.127.141	0	0	212.975.009
407	03	03	00	Transferencias de capital internas al sector público	186.847.868	0	0	26.127.141	0	0	212.975.009
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	186.847.868	0	0	26.127.141	0	0	212.975.009
				- A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)	19.936.853	0	0	5.000.000	0	0	24.936.853
				- A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)	166.911.015	0	0	21.127.141	0	0	188.038.156
				Totales	**2.530.505.159**	0	0	**309.392.988**	0	0	**2.839.898.147**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 54 - 470

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTE PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.839.898.147

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTE PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.839.898.147

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 549999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO AUTÓNOMO HOSPITAL UNIVERSITARIO DE CARACAS (HUC)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 697.753.503

RESPONSABLE/EJECUTOR: INSTITUTO AUTÓNOMO HOSPITAL UNIVERSITARIO DE CARACAS (HUC)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**599.926.483**	**0**	**0**	**97.827.020**	**0**	0	**697.753.503**
407	01	00	00	Transferencias y donaciones corrientes internas	599.926.483	0	0	97.827.020	0	0	697.753.503
407	01	03	00	Transferencias corrientes internas al sector público	599.926.483	0	0	97.827.020	0	0	697.753.503
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	599.926.483	0	0	97.827.020	0	0	697.753.503
				Totales	**599.926.483**	**0**	**0**	**97.827.020**	**0**	0	**697.753.503**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTE PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.839.898.147

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 549999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE HIGIENE "RAFAEL RANGEL" (INHRR)

UNIDAD DE MEDIDA: BOLÍVAR

META: 206.185.409

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE HIGIENE "RAFAEL RANGEL" (INHRR)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**178.438.902**	**0**	**0**	**27.746.507**	**0**	**0**	**206.185.409**
407	01	00	00	Transferencias y donaciones corrientes internas	158.502.049	0	0	22.746.507	0	0	181.248.556
407	01	03	00	Transferencias corrientes internas al sector público	158.502.049	0	0	22.746.507	0	0	181.248.556
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	158.502.049	0	0	22.746.507	0	0	181.248.556
407	03	00	00	Transferencias y donaciones de capital internas	19.936.853	0	0	5.000.000	0	0	24.936.853
407	03	03	00	Transferencias de capital internas al sector público	19.936.853	0	0	5.000.000	0	0	24.936.853
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	19.936.853	0	0	5.000.000	0	0	24.936.853
				Totales	**178.438.902**	**0**	**0**	**27.746.507**	**0**	**0**	**206.185.409**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTE PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.839.898.147

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 549999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO SERVICIO DE ELABORACIONES FARMACÉUTICAS (SEFAR)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 106.873.367

RESPONSABLE/EJECUTOR: SERVICIO AUTÓNOMO DE ELABORACIONES FARMACÉUTICAS (SEFAR)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**77.743.573**	**0**	**0**	**29.129.794**	**0**	**0**	**106.873.367**
407	01	00	00	Transferencias y donaciones corrientes internas	77.743.573	0	0	29.129.794	0	0	106.873.367
407	01	03	00	Transferencias corrientes internas al sector público	77.743.573	0	0	29.129.794	0	0	106.873.367
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	77.743.573	0	0	29.129.794	0	0	106.873.367
				Totales	**77.743.573**	**0**	**0**	**29.129.794**	**0**	**0**	**106.873.367**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTE PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.839.898.147

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 549999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO HOSPITAL UNIVERSITARIO DE MARACAIBO (SAHUM)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 503.106.709

RESPONSABLE/EJECUTOR: SERVICIO AUTÓNOMO HOSPITAL UNIVERSITARIO DE MARACAIBO (SAHUM)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**398.186.484**	**0**	**0**	**104.920.225**	**0**	**0**	**503.106.709**
407	01	00	00	Transferencias y donaciones corrientes internas	398.186.484	0	0	104.920.225	0	0	503.106.709
407	01	03	00	Transferencias corrientes internas al sector público	398.186.484	0	0	104.920.225	0	0	503.106.709
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	398.186.484	0	0	104.920.225	0	0	503.106.709
				Totales	**398.186.484**	**0**	**0**	**104.920.225**	**0**	**0**	**503.106.709**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTE PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.839.898.147

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 549999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO INSTITUTO DE BIOMEDICINA

UNIDAD DE MEDIDA: BOLÍVAR

META: 24.964.023

RESPONSABLE/EJECUTOR: SERVICIO AUTÓNOMO INSTITUTO DE BIOMEDICINA (SAIB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.763.195**	**0**	**0**	**4.200.828**	**0**	0	**24.964.023**
407	01	00	00	Transferencias y donaciones corrientes internas	20.763.195	0	0	4.200.828	0	0	24.964.023
407	01	03	00	Transferencias corrientes internas al sector público	20.763.195	0	0	4.200.828	0	0	24.964.023
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	20.763.195	0	0	4.200.828	0	0	24.964.023
				Totales	**20.763.195**	**0**	**0**	**4.200.828**	**0**	0	**24.964.023**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTE PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.839.898.147

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 549999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN "JOSÉ FÉLIX RIBAS" (FUNDARIBAS)

UNIDAD DE MEDIDA: BOLÍVAR

META: 34.743.229

RESPONSABLE/EJECUTOR: FUNDACIÓN "JOSÉ FELIX RIBAS" (FUNDARIBAS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**32.442.000**	**0**	**0**	**2.301.229**	**0**	**0**	**34.743.229**
407	01	00	00	Transferencias y donaciones corrientes internas	32.442.000	0	0	2.301.229	0	0	34.743.229
407	01	03	00	Transferencias corrientes internas al sector público	32.442.000	0	0	2.301.229	0	0	34.743.229
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	32.442.000	0	0	2.301.229	0	0	34.743.229
				Totales	**32.442.000**	**0**	**0**	**2.301.229**	**0**	**0**	**34.743.229**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTE PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.839.898.147

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 549999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN HOSPITAL CARDIOLÓGICO INFANTIL LATINOAMERICANO DR. GILBERTO RODRÍGUEZ OCHOA

UNIDAD DE MEDIDA: BOLÍVAR

META: 62.935.871

RESPONSABLE/EJECUTOR: FUNDACIÓN HOSPITAL CARDIOLÓGICO INFANTIL LATINOAMERICANO "DR. GILBERTO RODRÍGUEZ OCHOA"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**54.907.143**	**0**	**0**	**8.028.728**	**0**	**0**	**62.935.871**
407	01	00	00	Transferencias y donaciones corrientes internas	54.907.143	0	0	8.028.728	0	0	62.935.871
407	01	03	00	Transferencias corrientes internas al sector público	54.907.143	0	0	8.028.728	0	0	62.935.871
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	54.907.143	0	0	8.028.728	0	0	62.935.871
				Totales	**54.907.143**	**0**	**0**	**8.028.728**	**0**	**0**	**62.935.871**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTE PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.839.898.147

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 549999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN BARRIO ADENTRO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 770.028.515

RESPONSABLE/EJECUTOR: FUNDACIÓN MISIÓN BARRIO ADENTRO (FMBA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**770.028.515**	**0**	**0**	**0**	**0**	0	**770.028.515**
407	01	00	00	Transferencias y donaciones corrientes internas	770.028.515	0	0	0	0	0	770.028.515
407	01	03	00	Transferencias corrientes internas al sector público	770.028.515	0	0	0	0	0	770.028.515
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	770.028.515	0	0	0	0	0	770.028.515
				Totales	**770.028.515**	**0**	**0**	**0**	**0**	0	**770.028.515**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTE PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.839.898.147

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 549999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DE EDIFICACIONES Y EQUIPAMIENTO HOSPITALARIO (FUNDEEH)

UNIDAD DE MEDIDA: BOLÍVAR

META: 188.038.156

RESPONSABLE/EJECUTOR: FUNDACIÓN DE EDIFICACIONES Y EQUIPAMIENTO HOSPITALARIO (FUNDEEH)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**166.911.015**	**0**	**0**	**21.127.141**	**0**	**0**	**188.038.156**
407	03	00	00	Transferencias y donaciones de capital internas	166.911.015	0	0	21.127.141	0	0	188.038.156
407	03	03	00	Transferencias de capital internas al sector público	166.911.015	0	0	21.127.141	0	0	188.038.156
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	166.911.015	0	0	21.127.141	0	0	188.038.156
				Totales	**166.911.015**	**0**	**0**	**21.127.141**	**0**	**0**	**188.038.156**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTE PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.839.898.147

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 549999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SOCIEDAD CIVIL PARA EL CONTROL DE ENFERMEDADES ENDÉMICAS Y ASISTENCIA AL INDÍGENA, ESTADO BOLÍVAR (CENASAI BOLÍVAR)

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.332.399

RESPONSABLE/EJECUTOR: SOCIEDAD CIVIL PARA EL CONTROL DE ENFERMEDADES ENDÉMICAS Y ASISTENCIA AL INDÍGENA DEL ESTADO BOLÍVAR (CENASAI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.856.712**	**0**	**0**	**475.687**	**0**	**0**	**4.332.399**
407	01	00	00	Transferencias y donaciones corrientes internas	3.856.712	0	0	475.687	0	0	4.332.399
407	01	03	00	Transferencias corrientes internas al sector público	3.856.712	0	0	475.687	0	0	4.332.399
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.856.712	0	0	475.687	0	0	4.332.399
				Totales	**3.856.712**	**0**	**0**	**475.687**	**0**	**0**	**4.332.399**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTE PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.839.898.147

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 549999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO INSTITUTO DE ALTOS ESTUDIOS "DR. ARNOLDO GABALDÓN"

UNIDAD DE MEDIDA: BOLÍVAR

META: 44.822.176

RESPONSABLE/EJECUTOR: SERVICIO AUTÓNOMO INSTITUTO DE ALTOS ESTUDIO "DR ARNOLDO GABALDÓN"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**35.106.167**	**0**	**0**	**9.716.009**	**0**	**0**	**44.822.176**
407	01	00	00	Transferencias y donaciones corrientes internas	35.106.167	0	0	9.716.009	0	0	44.822.176
407	01	03	00	Transferencias corrientes internas al sector público	35.106.167	0	0	9.716.009	0	0	44.822.176
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	35.106.167	0	0	9.716.009	0	0	44.822.176
				Totales	**35.106.167**	**0**	**0**	**9.716.009**	**0**	**0**	**44.822.176**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTE PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.839.898.147

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 549999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO CENTRO AMAZÓNICO DE INVESTIGACIÓN Y CONTROL DE ENFERMEDADES TROPICALES - SIMÓN BOLÍVAR (CAICET)

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.030.443

RESPONSABLE/EJECUTOR: SERVICIO AUTÓNOMO CENTRO AMAZONICO DE INVESTIGACIÓN CIENTÍFICA DE ENFERMEDADES TROPICALES (CAICET)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.732.010**	**0**	**0**	**298.433**	**0**	**0**	**2.030.443**
407	01	00	00	Transferencias y donaciones corrientes internas	1.732.010	0	0	298.433	0	0	2.030.443
407	01	03	00	Transferencias corrientes internas al sector público	1.732.010	0	0	298.433	0	0	2.030.443
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.732.010	0	0	298.433	0	0	2.030.443
				Totales	**1.732.010**	**0**	**0**	**298.433**	**0**	**0**	**2.030.443**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTE PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.839.898.147

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 549999013 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO DE CONTRALORÍA SANITARIA (SACS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 29.542.428

RESPONSABLE/EJECUTOR: SERVICIO AUTÓNOMO DE CONTRALORIA SANITARIA (SACS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**25.921.041**	**0**	**0**	**3.621.387**	**0**	**0**	**29.542.428**
407	01	00	00	Transferencias y donaciones corrientes internas	25.921.041	0	0	3.621.387	0	0	29.542.428
407	01	03	00	Transferencias corrientes internas al sector público	25.921.041	0	0	3.621.387	0	0	29.542.428
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	25.921.041	0	0	3.621.387	0	0	29.542.428
				Totales	**25.921.041**	**0**	**0**	**3.621.387**	**0**	**0**	**29.542.428**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTE PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.839.898.147

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 549999014 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN NIÑO JESÚS

UNIDAD DE MEDIDA: BOLÍVAR

META: 164.541.919

RESPONSABLE/EJECUTOR: FUNDACIÓN MISIÓN NIÑO JESÚS (FMNJ)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**164.541.919**	**0**	**0**	**0**	**0**	**0**	**164.541.919**
407	01	00	00	Transferencias y donaciones corrientes internas	164.541.919	0	0	0	0	0	164.541.919
407	01	03	00	Transferencias corrientes internas al sector público	164.541.919	0	0	0	0	0	164.541.919
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	164.541.919	0	0	0	0	0	164.541.919
				Totales	**164.541.919**	**0**	**0**	**0**	**0**	**0**	**164.541.919**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.441.489.563**	**0**	**0**	**1.161.573.687**	**0**	**0**	**7.603.063.250**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.640.506.714	0	0	557.813.882	0	0	2.198.320.596
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	609.498.415	0	0	251.350.272	0	0	860.848.687
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	3.889.986	0	0	0	0	0	3.889.986
401	01	03	00	Suplencias a empleados	15.261.574	0	0	0	0	0	15.261.574
401	01	09	00	Remuneraciones al personal en período de disponibilidad	2.848.896	0	0	0	0	0	2.848.896
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	159.581.900	0	0	0	0	0	159.581.900
401	01	11	00	Salarios a obreros en puestos permanentes a tiempo parcial	9.645.646	0	0	0	0	0	9.645.646
401	01	12	00	Salarios a obreros en puestos no permanentes	112.071.911	0	0	0	0	0	112.071.911
401	01	13	00	Suplencias a obreros	17.730.802	0	0	0	0	0	17.730.802
401	01	18	00	Remuneraciones al personal contratado	663.305.296	0	0	306.463.610	0	0	969.768.906
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	663.552	0	0	0	0	0	663.552
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	146.880	0	0	0	0	0	146.880
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	33.314.544	0	0	0	0	0	33.314.544
401	01	99	00	Otras retribuciones	12.547.312	0	0	0	0	0	12.547.312
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	298.502.362	0	0	0	0	0	298.502.362
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	222.913.918	0	0	0	0	0	222.913.918
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	207.749	0	0	0	0	0	207.749
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	74.099.168	0	0	0	0	0	74.099.168
401	02	04	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo parcial	558.988	0	0	0	0	0	558.988
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	722.539	0	0	0	0	0	722.539
401	03	00	00	Primas	553.124.498	0	0	0	0	0	553.124.498
401	03	01	00	Primas por mérito a empleados	586.363	0	0	0	0	0	586.363
401	03	02	00	Primas de transporte a empleados	5.472.209	0	0	0	0	0	5.472.209
401	03	04	00	Primas por hijos a empleados	1.316.211	0	0	0	0	0	1.316.211
401	03	08	00	Primas de profesionalización a empleados	38.202.322	0	0	0	0	0	38.202.322
401	03	09	00	Primas por antigüedad a empleados	5.648.881	0	0	0	0	0	5.648.881
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	19.106.800	0	0	0	0	0	19.106.800
401	03	16	00	Primas por mérito a obreros	478.334	0	0	0	0	0	478.334
401	03	17	00	Primas de transporte a obreros	1.722.129	0	0	0	0	0	1.722.129
401	03	19	00	Primas por hijos de obreros	1.132.631	0	0	0	0	0	1.132.631

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	21	00	Primas por antigüedad a obreros	5.388.118	0	0	0	0	0	5.388.118
401	03	22	00	Primas de profesionalización a obreros	1.008.343	0	0	0	0	0	1.008.343
401	03	37	00	Primas de transporte al personal contratado	39.456	0	0	0	0	0	39.456
401	03	39	00	Primas por hijos al personal contratado	3.840	0	0	0	0	0	3.840
401	03	40	00	Primas de profesionalización al personal contratado	1.115.910	0	0	0	0	0	1.115.910
401	03	41	00	Primas por antigüedad al personal contratado	10.272	0	0	0	0	0	10.272
401	03	47	00	Primas al personal de alto nivel y de dirección	2.051.040	0	0	0	0	0	2.051.040
401	03	95	00	Otras primas al personal de alto nivel y de dirección	309.864	0	0	0	0	0	309.864
401	03	96	00	Otras primas al personal contratado	185.762.684	0	0	0	0	0	185.762.684
401	03	97	00	Otras primas a empleados	195.425.068	0	0	0	0	0	195.425.068
401	03	98	00	Otras primas a obreros	88.344.023	0	0	0	0	0	88.344.023
401	04	00	00	Complementos de sueldos y salarios	2.479.214.599	0	0	57.142.363	0	0	2.536.356.962
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.133.974	0	0	0	0	0	2.133.974
401	04	02	00	Complemento a empleados por trabajo nocturno	62.873.751	0	0	0	0	0	62.873.751
401	04	03	00	Complemento a empleados por gastos de alimentación	24.000	0	0	0	0	0	24.000
401	04	04	00	Complemento a empleados por gastos de transporte	24.000	0	0	0	0	0	24.000
401	04	06	00	Complemento a empleados por comisión de servicios	457.200	0	0	0	0	0	457.200
401	04	08	00	Bono compensatorio de alimentación a empleados	745.242.840	0	0	29.038.500	0	0	774.281.340
401	04	10	00	Complemento a empleados por días feriados	9.071.583	0	0	0	0	0	9.071.583
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.935.756	0	0	0	0	0	1.935.756
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	48.608.255	0	0	0	0	0	48.608.255
401	04	16	00	Complemento a obreros por gastos de alimentación	885.128	0	0	0	0	0	885.128
401	04	17	00	Complemento a obreros por gastos de transporte	570	0	0	0	0	0	570
401	04	18	00	Bono compensatorio de alimentación a obreros	609.870.780	0	0	19.248.750	0	0	629.119.530
401	04	19	00	Bono compensatorio de transporte a obreros	24.000	0	0	0	0	0	24.000
401	04	20	00	Complemento a obreros por días feriados	3.284.815	0	0	0	0	0	3.284.815
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	966.898	0	0	0	0	0	966.898
401	04	25	00	Complemento al personal contratado por gastos de alimentación	76.920	0	0	0	0	0	76.920
401	04	26	00	Bono compensatorio de alimentación al personal contratado	863.355.677	0	0	8.855.113	0	0	872.210.790
401	04	28	00	Complemento al personal contratado por días feriados	13.303.929	0	0	0	0	0	13.303.929
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.393.120	0	0	0	0	0	2.393.120
401	04	96	00	Otros complementos a empleados	39.399.594	0	0	0	0	0	39.399.594

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	97	00	Otros complementos a obreros	21.324.205	0	0	0	0	0	21.324.205
401	04	98	00	Otros complementos al personal contratado	53.957.604	0	0	0	0	0	53.957.604
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	245.748.436	0	0	537.773.612	0	0	783.522.048
401	05	01	00	Aguinaldos a empleados	0	0	0	206.611.791	0	0	206.611.791
401	05	03	00	Bono vacacional a empleados	87.729.210	0	0	36.028.829	0	0	123.758.039
401	05	04	00	Aguinaldos a obreros	1.510.358	0	0	45.253.990	0	0	46.764.348
401	05	06	00	Bono vacacional a obreros	41.707.307	0	0	15.386.770	0	0	57.094.077
401	05	07	00	Aguinaldos al personal contratado	1.167.656	0	0	183.158.871	0	0	184.326.527
401	05	08	00	Bono vacacional al personal contratado	111.386.949	0	0	50.484.932	0	0	161.871.881
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	788.985	0	0	848.429	0	0	1.637.414
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.457.971	0	0	0	0	0	1.457.971
401	06	00	00	Aportes patronales y legales	174.917.463	0	0	0	0	0	174.917.463
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	33.911.727	0	0	0	0	0	33.911.727
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	10.658.723	0	0	0	0	0	10.658.723
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.218.613	0	0	0	0	0	7.218.613
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	8.979.412	0	0	0	0	0	8.979.412
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	9.792.113	0	0	0	0	0	9.792.113
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	116.070	0	0	0	0	0	116.070
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.920.908	0	0	0	0	0	2.920.908
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.201.422	0	0	0	0	0	3.201.422
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	70.413.014	0	0	0	0	0	70.413.014
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	8.019.456	0	0	0	0	0	8.019.456
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	763.570	0	0	0	0	0	763.570
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	191.610	0	0	0	0	0	191.610
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	145.708	0	0	0	0	0	145.708
401	06	95	00	Otros aportes legales por personal contratado	18.585.117	0	0	0	0	0	18.585.117
401	07	00	00	Asistencia socio-económica	93.429.157	0	0	8.843.830	0	0	102.272.987
401	07	01	00	Capacitación y adiestramiento a empleados	970.500	0	0	0	0	0	970.500
401	07	02	00	Becas a empleados	2.436.034	0	0	0	0	0	2.436.034
401	07	03	00	Ayudas por matrimonio a empleados	742.275	0	0	0	0	0	742.275
401	07	04	00	Ayudas por nacimiento de hijos a empleados	783.820	0	0	0	0	0	783.820

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	05	00	Ayudas por defunción a empleados	1.573.345	0	0	0	0	0	1.573.345
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	13.446.296	0	0	0	0	0	13.446.296
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.647.256	0	0	0	0	0	6.647.256
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	286.400	0	0	0	0	0	286.400
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.896.102	0	0	0	0	0	1.896.102
401	07	10	00	Dotación de uniformes a empleados	8.929.400	0	0	0	0	0	8.929.400
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	5.278.720	0	0	0	0	0	5.278.720
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.332.380	0	0	0	0	0	2.332.380
401	07	17	00	Capacitación y adiestramiento a obreros	642.000	0	0	0	0	0	642.000
401	07	18	00	Becas a obreros	3.137.560	0	0	0	0	0	3.137.560
401	07	19	00	Ayudas por matrimonio de obreros	587.851	0	0	0	0	0	587.851
401	07	20	00	Ayudas por nacimiento de hijos de obreros	594.947	0	0	0	0	0	594.947
401	07	21	00	Ayudas por defunción a obreros	1.022.184	0	0	0	0	0	1.022.184
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	8.614.034	0	0	0	0	0	8.614.034
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	3.549.754	0	0	0	0	0	3.549.754
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	449.000	0	0	0	0	0	449.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.739.344	0	0	0	0	0	1.739.344
401	07	26	00	Dotación de uniformes a obreros	2.629.650	0	0	0	0	0	2.629.650
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.937.567	0	0	0	0	0	1.937.567
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	5.120.115	0	0	0	0	0	5.120.115
401	07	33	00	Asistencia socio-económica al personal contratado	2.650.743	0	0	0	0	0	2.650.743
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	36.000	0	0	0	0	0	36.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	138.324	0	0	0	0	0	138.324
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	486.232	0	0	0	0	0	486.232
401	07	96	00	Otras subvenciones a empleados	7.614.244	0	0	5.218.830	0	0	12.833.074
401	07	97	00	Otras subvenciones a obreros	7.157.080	0	0	3.625.000	0	0	10.782.080
401	08	00	00	Prestaciones sociales e indemnizaciones	946.176.727	0	0	0	0	0	946.176.727
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	468.864.440	0	0	0	0	0	468.864.440
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	202.335.945	0	0	0	0	0	202.335.945
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	274.165.956	0	0	0	0	0	274.165.956
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	810.386	0	0	0	0	0	810.386

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	154.000	0	0	0	0	0	154.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	154.000	0	0	0	0	0	154.000
401	96	00	00	Otros gastos del personal empleado	5.000.000	0	0	0	0	0	5.000.000
401	96	01	00	Otros gastos del personal empleado	5.000.000	0	0	0	0	0	5.000.000
401	97	00	00	Otros gastos del personal obrero	4.715.607	0	0	0	0	0	4.715.607
401	97	01	00	Otros gastos del personal obrero	4.715.607	0	0	0	0	0	4.715.607
403	**00**	**00**	**00**	**Servicios no personales**	**42.249.089**	**0**	**0**	**0**	**0**	**0**	**42.249.089**
403	10	00	00	Servicios profesionales y técnicos	3.391.456	0	0	0	0	0	3.391.456
403	10	07	00	Servicios de capacitación y adiestramiento	3.391.456	0	0	0	0	0	3.391.456
403	18	00	00	Impuestos indirectos	4.163.318	0	0	0	0	0	4.163.318
403	18	01	00	Impuesto al valor agregado	4.163.318	0	0	0	0	0	4.163.318
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	34.694.315	0	0	0	0	0	34.694.315
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	34.694.315	0	0	0	0	0	34.694.315
				Totales	**6.483.738.652**	**0**	**0**	**1.161.573.687**	**0**	**0**	**7.645.312.339**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 540001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.441.489.563**	**0**	**0**	**1.161.573.687**	**0**	**0**	**7.603.063.250**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.640.506.714	0	0	557.813.882	0	0	2.198.320.596
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	609.498.415	0	0	251.350.272	0	0	860.848.687
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	3.889.986	0	0	0	0	0	3.889.986
401	01	03	00	Suplencias a empleados	15.261.574	0	0	0	0	0	15.261.574
401	01	09	00	Remuneraciones al personal en período de disponibilidad	2.848.896	0	0	0	0	0	2.848.896
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	159.581.900	0	0	0	0	0	159.581.900
401	01	11	00	Salarios a obreros en puestos permanentes a tiempo parcial	9.645.646	0	0	0	0	0	9.645.646
401	01	12	00	Salarios a obreros en puestos no permanentes	112.071.911	0	0	0	0	0	112.071.911
401	01	13	00	Suplencias a obreros	17.730.802	0	0	0	0	0	17.730.802
401	01	18	00	Remuneraciones al personal contratado	663.305.296	0	0	306.463.610	0	0	969.768.906
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	663.552	0	0	0	0	0	663.552
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	146.880	0	0	0	0	0	146.880
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	33.314.544	0	0	0	0	0	33.314.544
401	01	99	00	Otras retribuciones	12.547.312	0	0	0	0	0	12.547.312
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	298.502.362	0	0	0	0	0	298.502.362
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	222.913.918	0	0	0	0	0	222.913.918
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	207.749	0	0	0	0	0	207.749
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	74.099.168	0	0	0	0	0	74.099.168
401	02	04	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo parcial	558.988	0	0	0	0	0	558.988
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	722.539	0	0	0	0	0	722.539
401	03	00	00	Primas	553.124.498	0	0	0	0	0	553.124.498
401	03	01	00	Primas por mérito a empleados	586.363	0	0	0	0	0	586.363
401	03	02	00	Primas de transporte a empleados	5.472.209	0	0	0	0	0	5.472.209
401	03	04	00	Primas por hijos a empleados	1.316.211	0	0	0	0	0	1.316.211
401	03	08	00	Primas de profesionalización a empleados	38.202.322	0	0	0	0	0	38.202.322

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 540001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	09	00	Primas por antigüedad a empleados	5.648.881	0	0	0	0	0	5.648.881
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	19.106.800	0	0	0	0	0	19.106.800
401	03	16	00	Primas por mérito a obreros	478.334	0	0	0	0	0	478.334
401	03	17	00	Primas de transporte a obreros	1.722.129	0	0	0	0	0	1.722.129
401	03	19	00	Primas por hijos de obreros	1.132.631	0	0	0	0	0	1.132.631
401	03	21	00	Primas por antigüedad a obreros	5.388.118	0	0	0	0	0	5.388.118
401	03	22	00	Primas de profesionalización a obreros	1.008.343	0	0	0	0	0	1.008.343
401	03	37	00	Primas de transporte al personal contratado	39.456	0	0	0	0	0	39.456
401	03	39	00	Primas por hijos al personal contratado	3.840	0	0	0	0	0	3.840
401	03	40	00	Primas de profesionalización al personal contratado	1.115.910	0	0	0	0	0	1.115.910
401	03	41	00	Primas por antigüedad al personal contratado	10.272	0	0	0	0	0	10.272
401	03	47	00	Primas al personal de alto nivel y de dirección	2.051.040	0	0	0	0	0	2.051.040
401	03	95	00	Otras primas al personal de alto nivel y de dirección	309.864	0	0	0	0	0	309.864
401	03	96	00	Otras primas al personal contratado	185.762.684	0	0	0	0	0	185.762.684
401	03	97	00	Otras primas a empleados	195.425.068	0	0	0	0	0	195.425.068
401	03	98	00	Otras primas a obreros	88.344.023	0	0	0	0	0	88.344.023
401	04	00	00	Complementos de sueldos y salarios	2.479.214.599	0	0	57.142.363	0	0	2.536.356.962
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.133.974	0	0	0	0	0	2.133.974
401	04	02	00	Complemento a empleados por trabajo nocturno	62.873.751	0	0	0	0	0	62.873.751
401	04	03	00	Complemento a empleados por gastos de alimentación	24.000	0	0	0	0	0	24.000
401	04	04	00	Complemento a empleados por gastos de transporte	24.000	0	0	0	0	0	24.000
401	04	06	00	Complemento a empleados por comisión de servicios	457.200	0	0	0	0	0	457.200
401	04	08	00	Bono compensatorio de alimentación a empleados	745.242.840	0	0	29.038.500	0	0	774.281.340
401	04	10	00	Complemento a empleados por días feriados	9.071.583	0	0	0	0	0	9.071.583
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.935.756	0	0	0	0	0	1.935.756
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	48.608.255	0	0	0	0	0	48.608.255
401	04	16	00	Complemento a obreros por gastos de alimentación	885.128	0	0	0	0	0	885.128
401	04	17	00	Complemento a obreros por gastos de transporte	570	0	0	0	0	0	570

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 540001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	609.870.780	0	0	19.248.750	0	0	629.119.530
401	04	19	00	Bono compensatorio de transporte a obreros	24.000	0	0	0	0	0	24.000
401	04	20	00	Complemento a obreros por días feriados	3.284.815	0	0	0	0	0	3.284.815
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	966.898	0	0	0	0	0	966.898
401	04	25	00	Complemento al personal contratado por gastos de alimentación	76.920	0	0	0	0	0	76.920
401	04	26	00	Bono compensatorio de alimentación al personal contratado	863.355.677	0	0	8.855.113	0	0	872.210.790
401	04	28	00	Complemento al personal contratado por días feriados	13.303.929	0	0	0	0	0	13.303.929
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.393.120	0	0	0	0	0	2.393.120
401	04	96	00	Otros complementos a empleados	39.399.594	0	0	0	0	0	39.399.594
401	04	97	00	Otros complementos a obreros	21.324.205	0	0	0	0	0	21.324.205
401	04	98	00	Otros complementos al personal contratado	53.957.604	0	0	0	0	0	53.957.604
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	245.748.436	0	0	537.773.612	0	0	783.522.048
401	05	01	00	Aguinaldos a empleados	0	0	0	206.611.791	0	0	206.611.791
401	05	03	00	Bono vacacional a empleados	87.729.210	0	0	36.028.829	0	0	123.758.039
401	05	04	00	Aguinaldos a obreros	1.510.358	0	0	45.253.990	0	0	46.764.348
401	05	06	00	Bono vacacional a obreros	41.707.307	0	0	15.386.770	0	0	57.094.077
401	05	07	00	Aguinaldos al personal contratado	1.167.656	0	0	183.158.871	0	0	184.326.527
401	05	08	00	Bono vacacional al personal contratado	111.386.949	0	0	50.484.932	0	0	161.871.881
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	788.985	0	0	848.429	0	0	1.637.414
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.457.971	0	0	0	0	0	1.457.971
401	06	00	00	Aportes patronales y legales	174.917.463	0	0	0	0	0	174.917.463
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	33.911.727	0	0	0	0	0	33.911.727
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	10.658.723	0	0	0	0	0	10.658.723
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.218.613	0	0	0	0	0	7.218.613
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	8.979.412	0	0	0	0	0	8.979.412
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	9.792.113	0	0	0	0	0	9.792.113
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	116.070	0	0	0	0	0	116.070

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 540001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.920.908	0	0	0	0	0	2.920.908
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.201.422	0	0	0	0	0	3.201.422
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	70.413.014	0	0	0	0	0	70.413.014
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	8.019.456	0	0	0	0	0	8.019.456
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	763.570	0	0	0	0	0	763.570
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	191.610	0	0	0	0	0	191.610
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	145.708	0	0	0	0	0	145.708
401	06	95	00	Otros aportes legales por personal contratado	18.585.117	0	0	0	0	0	18.585.117
401	07	00	00	Asistencia socio-económica	93.429.157	0	0	8.843.830	0	0	102.272.987
401	07	01	00	Capacitación y adiestramiento a empleados	970.500	0	0	0	0	0	970.500
401	07	02	00	Becas a empleados	2.436.034	0	0	0	0	0	2.436.034
401	07	03	00	Ayudas por matrimonio a empleados	742.275	0	0	0	0	0	742.275
401	07	04	00	Ayudas por nacimiento de hijos a empleados	783.820	0	0	0	0	0	783.820
401	07	05	00	Ayudas por defunción a empleados	1.573.345	0	0	0	0	0	1.573.345
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	13.446.296	0	0	0	0	0	13.446.296
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.647.256	0	0	0	0	0	6.647.256
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	286.400	0	0	0	0	0	286.400
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.896.102	0	0	0	0	0	1.896.102
401	07	10	00	Dotación de uniformes a empleados	8.929.400	0	0	0	0	0	8.929.400
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	5.278.720	0	0	0	0	0	5.278.720
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.332.380	0	0	0	0	0	2.332.380
401	07	17	00	Capacitación y adiestramiento a obreros	642.000	0	0	0	0	0	642.000
401	07	18	00	Becas a obreros	3.137.560	0	0	0	0	0	3.137.560
401	07	19	00	Ayudas por matrimonio de obreros	587.851	0	0	0	0	0	587.851
401	07	20	00	Ayudas por nacimiento de hijos de obreros	594.947	0	0	0	0	0	594.947
401	07	21	00	Ayudas por defunción a obreros	1.022.184	0	0	0	0	0	1.022.184

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 540001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	8.614.034	0	0	0	0	0	8.614.034
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	3.549.754	0	0	0	0	0	3.549.754
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	449.000	0	0	0	0	0	449.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.739.344	0	0	0	0	0	1.739.344
401	07	26	00	Dotación de uniformes a obreros	2.629.650	0	0	0	0	0	2.629.650
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.937.567	0	0	0	0	0	1.937.567
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	5.120.115	0	0	0	0	0	5.120.115
401	07	33	00	Asistencia socio-económica al personal contratado	2.650.743	0	0	0	0	0	2.650.743
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	36.000	0	0	0	0	0	36.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	138.324	0	0	0	0	0	138.324
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	486.232	0	0	0	0	0	486.232
401	07	96	00	Otras subvenciones a empleados	7.614.244	0	0	5.218.830	0	0	12.833.074
401	07	97	00	Otras subvenciones a obreros	7.157.080	0	0	3.625.000	0	0	10.782.080
401	08	00	00	Prestaciones sociales e indemnizaciones	946.176.727	0	0	0	0	0	946.176.727
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	468.864.440	0	0	0	0	0	468.864.440
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	202.335.945	0	0	0	0	0	202.335.945
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	274.165.956	0	0	0	0	0	274.165.956
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	810.386	0	0	0	0	0	810.386
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	154.000	0	0	0	0	0	154.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	154.000	0	0	0	0	0	154.000
401	96	00	00	Otros gastos del personal empleado	5.000.000	0	0	0	0	0	5.000.000
401	96	01	00	Otros gastos del personal empleado	5.000.000	0	0	0	0	0	5.000.000
401	97	00	00	Otros gastos del personal obrero	4.715.607	0	0	0	0	0	4.715.607
401	97	01	00	Otros gastos del personal obrero	4.715.607	0	0	0	0	0	4.715.607
403	**00**	**00**	**00**	**Servicios no personales**	**42.249.089**	**0**	**0**	**0**	**0**	**0**	**42.249.089**
403	10	00	00	Servicios profesionales y técnicos	3.391.456	0	0	0	0	0	3.391.456
403	10	07	00	Servicios de capacitación y adiestramiento	3.391.456	0	0	0	0	0	3.391.456

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 540001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	4.163.318	0	0	0	0	0	4.163.318
403	18	01	00	Impuesto al valor agregado	4.163.318	0	0	0	0	0	4.163.318
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	34.694.315	0	0	0	0	0	34.694.315
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	34.694.315	0	0	0	0	0	34.694.315
				Totales	**6.483.738.652**	**0**	**0**	**1.161.573.687**	**0**	**0**	**7.645.312.339**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**161.012.668**	**0**	**0**	**16.900.000**	**0**	**0**	**177.912.668**
402	01	00	00	Productos alimenticios y agropecuarios	14.641.122	0	0	8.000.000	0	0	22.641.122
402	01	01	00	Alimentos y bebidas para personas	14.641.122	0	0	8.000.000	0	0	22.641.122
402	02	00	00	Productos de minas, canteras y yacimientos	125.500	0	0	0	0	0	125.500
402	02	05	00	Piedra, arcilla, arena y tierra	125.500	0	0	0	0	0	125.500
402	03	00	00	Textiles y vestuarios	3.128.090	0	0	0	0	0	3.128.090
402	03	01	00	Textiles	914.168	0	0	0	0	0	914.168
402	03	02	00	Prendas de vestir	2.125.902	0	0	0	0	0	2.125.902
402	03	03	00	Calzados	62.520	0	0	0	0	0	62.520
402	03	99	00	Otros productos textiles y vestuarios	25.500	0	0	0	0	0	25.500
402	04	00	00	Productos de cuero y caucho	2.983.344	0	0	0	0	0	2.983.344
402	04	02	00	Productos de cuero y sucedáneos del cuero	80	0	0	0	0	0	80
402	04	03	00	Cauchos y tripas para vehículos	2.983.264	0	0	0	0	0	2.983.264
402	05	00	00	Productos de papel, cartón e impresos	9.969.191	0	0	0	0	0	9.969.191
402	05	01	00	Pulpa de madera, papel y cartón	1.699.784	0	0	0	0	0	1.699.784
402	05	02	00	Envases y cajas de papel y cartón	483.575	0	0	0	0	0	483.575
402	05	03	00	Productos de papel y cartón para oficina	4.216.593	0	0	0	0	0	4.216.593
402	05	04	00	Libros, revistas y periódicos	165.879	0	0	0	0	0	165.879
402	05	05	00	Material de enseñanza	30.145	0	0	0	0	0	30.145
402	05	06	00	Productos de papel y cartón para computación	1.217.656	0	0	0	0	0	1.217.656
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.911.662	0	0	0	0	0	1.911.662
402	05	99	00	Otros productos de pulpa, papel y cartón	243.897	0	0	0	0	0	243.897
402	06	00	00	Productos químicos y derivados	71.543.832	0	0	8.900.000	0	0	80.443.832
402	06	01	00	Sustancias químicas y de uso industrial	50.200	0	0	0	0	0	50.200
402	06	02	00	Abonos, plaguicidas y otros	69.800	0	0	0	0	0	69.800
402	06	03	00	Tintas, pinturas y colorantes	5.611.332	0	0	0	0	0	5.611.332
402	06	04	00	Productos farmacéuticos y medicamentos	38.875.586	0	0	8.900.000	0	0	47.775.586
402	06	05	00	Productos de tocador	117.827	0	0	0	0	0	117.827
402	06	06	00	Combustibles y lubricantes	1.619.988	0	0	0	0	0	1.619.988
402	06	08	00	Productos plásticos	2.319.148	0	0	0	0	0	2.319.148
402	06	99	00	Otros productos de la industria química y conexos	22.879.951	0	0	0	0	0	22.879.951
402	07	00	00	Productos minerales no metálicos	590.035	0	0	0	0	0	590.035
402	07	01	00	Productos de barro, loza y porcelana	16.300	0	0	0	0	0	16.300

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	02	00	Vidrios y productos de vidrio	292.190	0	0	0	0	0	292.190
402	07	03	00	Productos de arcilla para construcción	10.500	0	0	0	0	0	10.500
402	07	04	00	Cemento, cal y yeso	269.545	0	0	0	0	0	269.545
402	07	99	00	Otros productos minerales no metálicos	1.500	0	0	0	0	0	1.500
402	08	00	00	Productos metálicos	6.493.655	0	0	0	0	0	6.493.655
402	08	01	00	Productos primarios de hierro y acero	229.913	0	0	0	0	0	229.913
402	08	02	00	Productos de metales no ferrosos	108.000	0	0	0	0	0	108.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.646.533	0	0	0	0	0	1.646.533
402	08	04	00	Productos metálicos estructurales	131.663	0	0	0	0	0	131.663
402	08	07	00	Material de señalamiento	21.000	0	0	0	0	0	21.000
402	08	08	00	Material de educación	33.000	0	0	0	0	0	33.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.534.203	0	0	0	0	0	3.534.203
402	08	10	00	Repuestos y accesorios para otros equipos	664.261	0	0	0	0	0	664.261
402	08	99	00	Otros productos metálicos	125.082	0	0	0	0	0	125.082
402	09	00	00	Productos de madera	132.120	0	0	0	0	0	132.120
402	09	01	00	Productos primarios de madera	52.120	0	0	0	0	0	52.120
402	09	02	00	Muebles y accesorios de madera para edificaciones	80.000	0	0	0	0	0	80.000
402	10	00	00	Productos varios y útiles diversos	44.580.590	0	0	0	0	0	44.580.590
402	10	01	00	Artículos de deporte, recreación y juguetes	380.850	0	0	0	0	0	380.850
402	10	02	00	Materiales y útiles de limpieza y aseo	4.455.416	0	0	0	0	0	4.455.416
402	10	03	00	Utensilios de cocina y comedor	249.834	0	0	0	0	0	249.834
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	21.433.320	0	0	0	0	0	21.433.320
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.190.220	0	0	0	0	0	3.190.220
402	10	06	00	Condecoraciones, ofrendas y similares	203.624	0	0	0	0	0	203.624
402	10	07	00	Productos de seguridad en el trabajo	2.151.712	0	0	0	0	0	2.151.712
402	10	08	00	Materiales para equipos de computación	7.198.672	0	0	0	0	0	7.198.672
402	10	11	00	Materiales eléctricos	1.953.749	0	0	0	0	0	1.953.749
402	10	12	00	Materiales para instalaciones sanitarias	938.567	0	0	0	0	0	938.567
402	10	13	00	Materiales fotográficos	1.077.635	0	0	0	0	0	1.077.635
402	10	99	00	Otros productos y útiles diversos	1.346.991	0	0	0	0	0	1.346.991
402	11	00	00	Bienes para la venta	1.000	0	0	0	0	0	1.000
402	11	99	00	Otros bienes para la venta	1.000	0	0	0	0	0	1.000
402	99	00	00	Otros materiales y suministros	6.824.189	0	0	0	0	0	6.824.189

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	6.824.189	0	0	0	0	0	6.824.189
403	**00**	**00**	**00**	**Servicios no personales**	**178.473.340**	**0**	**0**	**23.100.000**	**0**	**0**	**201.573.340**
403	01	00	00	Alquileres de inmuebles	12.229.500	0	0	0	0	0	12.229.500
403	01	01	00	Alquileres de edificios y locales	12.211.500	0	0	0	0	0	12.211.500
403	01	02	00	Alquileres de instalaciones culturales y recreativas	18.000	0	0	0	0	0	18.000
403	02	00	00	Alquileres de maquinaria y equipos	3.122.090	0	0	0	0	0	3.122.090
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.112.090	0	0	0	0	0	3.112.090
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	7.500	0	0	0	0	0	7.500
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	2.500	0	0	0	0	0	2.500
403	04	00	00	Servicios básicos	30.562.620	0	0	13.100.000	0	0	43.662.620
403	04	01	00	Electricidad	16.582.000	0	0	8.000.000	0	0	24.582.000
403	04	02	00	Gas	264.200	0	0	0	0	0	264.200
403	04	03	00	Agua	2.857.204	0	0	3.000.000	0	0	5.857.204
403	04	04	00	Teléfonos	10.066.280	0	0	2.000.000	0	0	12.066.280
403	04	05	00	Servicio de comunicaciones	266.936	0	0	100.000	0	0	366.936
403	04	06	00	Servicio de aseo urbano y domiciliario	516.000	0	0	0	0	0	516.000
403	04	07	00	Servicio de condominio	10.000	0	0	0	0	0	10.000
403	06	00	00	Servicios de transporte y almacenaje	652.940	0	0	0	0	0	652.940
403	06	01	00	Fletes y embalajes	231.663	0	0	0	0	0	231.663
403	06	02	00	Almacenaje	320.000	0	0	0	0	0	320.000
403	06	03	00	Estacionamiento	56.351	0	0	0	0	0	56.351
403	06	04	00	Peaje	14.323	0	0	0	0	0	14.323
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	30.603	0	0	0	0	0	30.603
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.516.009	0	0	0	0	0	6.516.009
403	07	01	00	Publicidad y propaganda	1.385.215	0	0	0	0	0	1.385.215
403	07	02	00	Imprenta y reproducción	1.734.309	0	0	0	0	0	1.734.309
403	07	03	00	Relaciones sociales	2.471.382	0	0	0	0	0	2.471.382
403	07	04	00	Avisos	925.103	0	0	0	0	0	925.103
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.016.990	0	0	0	0	0	3.016.990
403	08	01	00	Primas y gastos de seguros	2.685.000	0	0	0	0	0	2.685.000
403	08	02	00	Comisiones y gastos bancarios	287.500	0	0	0	0	0	287.500
403	08	03	00	Comisiones y gastos de adquisición de seguros	44.490	0	0	0	0	0	44.490
403	09	00	00	Viáticos y pasajes	10.482.285	0	0	0	0	0	10.482.285

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	8.281.015	0	0	0	0	0	8.281.015
403	09	02	00	Viáticos y pasajes fuera del país	2.185.005	0	0	0	0	0	2.185.005
403	09	03	00	Asignación por kilómetros recorridos	16.265	0	0	0	0	0	16.265
403	10	00	00	Servicios profesionales y técnicos	17.134.034	0	0	5.200.000	0	0	22.334.034
403	10	01	00	Servicios jurídicos	2.000	0	0	0	0	0	2.000
403	10	02	00	Servicios de contabilidad y auditoría	115.000	0	0	0	0	0	115.000
403	10	03	00	Servicios de procesamiento de datos	410.791	0	0	0	0	0	410.791
403	10	04	00	Servicios de ingeniería y arquitectónicos	10.000	0	0	0	0	0	10.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	486.752	0	0	0	0	0	486.752
403	10	09	00	Servicios de lavandería y tintorería	22.500	0	0	0	0	0	22.500
403	10	11	00	Servicios para la elaboración y suministro de comida	15.453.476	0	0	5.200.000	0	0	20.653.476
403	10	99	00	Otros servicios profesionales y técnicos	633.515	0	0	0	0	0	633.515
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	16.261.162	0	0	0	0	0	16.261.162
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	216.533	0	0	0	0	0	216.533
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	6.586.149	0	0	0	0	0	6.586.149
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	64.400	0	0	0	0	0	64.400
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	4.011.320	0	0	0	0	0	4.011.320
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	60.000	0	0	0	0	0	60.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.316.387	0	0	0	0	0	4.316.387
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.006.373	0	0	0	0	0	1.006.373
403	12	00	00	Conservación y reparaciones menores de obras	22.981.498	0	0	0	0	0	22.981.498
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	22.763.767	0	0	0	0	0	22.763.767
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	217.731	0	0	0	0	0	217.731
403	15	00	00	Servicios fiscales	15.004.500	0	0	0	0	0	15.004.500
403	15	01	00	Derechos de importación y servicios aduaneros	15.004.500	0	0	0	0	0	15.004.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.467.945	0	0	0	0	0	4.467.945
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.467.945	0	0	0	0	0	4.467.945
403	18	00	00	Impuestos indirectos	26.085.494	0	0	4.800.000	0	0	30.885.494
403	18	01	00	Impuesto al valor agregado	26.085.494	0	0	4.800.000	0	0	30.885.494
403	99	00	00	Otros servicios no personales	9.956.273	0	0	0	0	0	9.956.273
403	99	01	00	Otros servicios no personales	9.956.273	0	0	0	0	0	9.956.273
404	**00**	**00**	**00**	**Activos reales**	**37.953.830**	**0**	**0**	**0**	**0**	**0**	**37.953.830**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	6.712.349	0	0	0	0	0	6.712.349
404	01	01	00	Repuestos mayores	934.741	0	0	0	0	0	934.741
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	37.176	0	0	0	0	0	37.176
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	667.965	0	0	0	0	0	667.965
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	22.000	0	0	0	0	0	22.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	8.000	0	0	0	0	0	8.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	171.600	0	0	0	0	0	171.600
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	28.000	0	0	0	0	0	28.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	5.777.608	0	0	0	0	0	5.777.608
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	469.000	0	0	0	0	0	469.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	2.389.375	0	0	0	0	0	2.389.375
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	1.744.067	0	0	0	0	0	1.744.067
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	794.450	0	0	0	0	0	794.450
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	370.716	0	0	0	0	0	370.716
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.754.208	0	0	0	0	0	2.754.208
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	117.970	0	0	0	0	0	117.970
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.588.738	0	0	0	0	0	1.588.738
404	03	05	00	Maquinaria y equipos industriales y de taller	122.500	0	0	0	0	0	122.500
404	03	06	00	Maquinaria y equipos de energía	800.000	0	0	0	0	0	800.000
404	03	08	00	Equipos de almacén	25.000	0	0	0	0	0	25.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	0	100.000
404	04	00	00	Equipos de transporte, tracción y elevación	4.856.683	0	0	0	0	0	4.856.683
404	04	01	00	Vehículos automotores terrestres	3.956.683	0	0	0	0	0	3.956.683
404	04	03	00	Equipos marítimos de transporte	280.000	0	0	0	0	0	280.000
404	04	05	00	Vehículos de tracción no motorizados	50.000	0	0	0	0	0	50.000
404	04	06	00	Equipos auxiliares de transporte	320.000	0	0	0	0	0	320.000
404	04	99	00	Otros equipos de transporte, tracción y elevación	250.000	0	0	0	0	0	250.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	792.899	0	0	0	0	0	792.899
404	05	01	00	Equipos de telecomunicaciones	792.899	0	0	0	0	0	792.899
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.600.155	0	0	0	0	0	3.600.155
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.600.155	0	0	0	0	0	3.600.155

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	410.467	0	0	0	0	0	410.467
404	07	01	00	Equipos científicos y de laboratorio	221.970	0	0	0	0	0	221.970
404	07	02	00	Equipos de enseñanza, deporte y recreación	141.560	0	0	0	0	0	141.560
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	11.000	0	0	0	0	0	11.000
404	07	06	00	Instrumentos musicales y equipos de audio	35.937	0	0	0	0	0	35.937
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	18.824.999	0	0	0	0	0	18.824.999
404	09	01	00	Mobiliario y equipos de oficina	6.744.241	0	0	0	0	0	6.744.241
404	09	02	00	Equipos de computación	6.347.804	0	0	0	0	0	6.347.804
404	09	03	00	Mobiliario y equipos de alojamiento	5.159.586	0	0	0	0	0	5.159.586
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	573.368	0	0	0	0	0	573.368
404	12	00	00	Activos intangibles	2.070	0	0	0	0	0	2.070
404	12	04	00	Paquetes y programas de computación	2.070	0	0	0	0	0	2.070
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.847.620.990**	**0**	**0**	**342.295.994**	**0**	**0**	**3.189.916.984**
407	01	00	00	Transferencias y donaciones corrientes internas	2.847.620.990	0	0	342.295.994	0	0	3.189.916.984
407	01	01	00	Transferencias corrientes internas al sector privado	54.714.012	0	0	0	0	0	54.714.012
407	01	01	56	Otras asignaciones	3.225.600	0	0	0	0	0	3.225.600
407	01	01	70	Subsidios educacionales al sector privado	200.000	0	0	0	0	0	200.000
407	01	01	73	Subsidios a instituciones benéficas privadas	23.621.559	0	0	0	0	0	23.621.559
407	01	01	75	Subsidios a organismos laborales y gremiales	20.000	0	0	0	0	0	20.000
407	01	01	78	Subsidios científicos al sector privado	200.000	0	0	0	0	0	200.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	27.446.853	0	0	0	0	0	27.446.853
407	01	02	00	Donaciones corrientes internas al sector privado	1.034.025	0	0	0	0	0	1.034.025
407	01	02	01	Donaciones corrientes a personas	1.034.025	0	0	0	0	0	1.034.025
407	01	03	00	Transferencias corrientes internas al sector público	2.791.872.953	0	0	342.295.994	0	0	3.134.168.947
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.252.400.847	0	0	104.252.200	0	0	1.356.653.047
407	01	03	10	Transferencias corrientes al Poder Estadal	1.528.478.004	0	0	238.043.794	0	0	1.766.521.798
407	01	03	11	Transferencias corrientes al Poder Municipal	10.994.102	0	0	0	0	0	10.994.102
411	**00**	**00**	**00**	**Disminución de pasivos**	**25.100.000**	**0**	**0**	**0**	**0**	**0**	**25.100.000**
411	11	00	00	Obligaciones de ejercicios anteriores	25.100.000	0	0	0	0	0	25.100.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	25.100.000	0	0	0	0	0	25.100.000
				Totales	**3.250.160.828**	**0**	**0**	**382.295.994**	**0**	**0**	**3.632.456.822**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2013**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.843.361.365**	**0**	**0**	**342.295.994**	**0**	**0**	**3.185.657.359**
407	01	00	00	Transferencias y donaciones corrientes internas	2.843.361.365	0	0	342.295.994	0	0	3.185.657.359
407	01	01	00	Transferencias corrientes internas al sector privado	51.488.412	0	0	0	0	0	51.488.412
407	01	01	70	Subsidios educacionales al sector privado	200.000	0	0	0	0	0	200.000
				- S0374 Escuela de Salud Pública.	100.000	0	0	0	0	0	100.000
				- S1108 Fundación Sistema Nacional de Documentación e Información Biomédica (FUNDASINADIB).	100.000	0	0	0	0	0	100.000
407	01	01	73	Subsidios a instituciones benéficas privadas	23.621.559	0	0	0	0	0	23.621.559
				- S0039 Asociación Civil de Amigos del Riñón, Zulia	352.000	0	0	0	0	0	352.000
				- S0059 Fundación Hogar San José de la Montaña.	100.000	0	0	0	0	0	100.000
				- S0138 Asociación Venezolana para una Educación Sexual Alternativa (AVESA)	268.000	0	0	0	0	0	268.000
				- S0217 Centro de Orientación Familiar (COSFAM).	50.000	0	0	0	0	0	50.000
				- S0506 Fundación Alzheimer de Venezuela.	104.878	0	0	0	0	0	104.878
				- S0671 Fundación Patronato del Hospital de Niños J.M. De Los Rios	154.000	0	0	0	0	0	154.000
				- S0672 Fundación Peter Alexander para Niños Autistas del Zulia (FUPANAZ)	103.800	0	0	0	0	0	103.800
				- S0735 Hogar Clínica San Rafael	1.000.000	0	0	0	0	0	1.000.000
				- S0747 Hogares Crea de Venezuela	50.000	0	0	0	0	0	50.000
				- S1552 Fundación Hospital de Especialidades Pediátricas Estado Zulia	10.000.000	0	0	0	0	0	10.000.000
				- S1553 Banco de Sillas de Ruedas BANDESIR - Estado Zulia	70.000	0	0	0	0	0	70.000
				- S1823 SUMEDLARA - Suministros de Medicamentos - Quimioterapias - Niños y Adultos con Cáncer, Barquisimeto, Estado Lara	100.000	0	0	0	0	0	100.000
				- S1887 Fundación para el Transplante de Médula Osea S.C.	100.000	0	0	0	0	0	100.000
				- S2134 Fundación Unidad de Trasplante de Médula Ósea Hospital de Clínicas Caracas (FUNDAMEDULA)	2.570.115	0	0	0	0	0	2.570.115
				- S2135 Fundación Renal de los Llanos Occidentales (FURENLLO)	110.000	0	0	0	0	0	110.000
				- S2136 Asociación Civil Funda Trasplante del Hospital Militar de Caracas	352.000	0	0	0	0	0	352.000
				- S2137 Fundación para la Prevención y el Tratamiento de Afecciones Renales (FUNDARENAL-HUC)	352.000	0	0	0	0	0	352.000
				- S2138 Fundación Merideña de Enfermos Renales	88.000	0	0	0	0	0	88.000
				- S2140 Fundación Renal (FUNDAREN)	352.000	0	0	0	0	0	352.000
				- S2141 Fundación Programa Metropolitano de Trasplante de Hígado (FUNDAHIGADO)	5.288.936	0	0	0	0	0	5.288.936
				- S2142 Asociación Civil Organización Nacional de Trasplante de Venezuela (ONTV)	2.055.830	0	0	0	0	0	2.055.830

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	75	Subsidios a organismos laborales y gremiales	20.000	0	0	0	0	0	20.000
				- S0105 Asociación Nacional de Sanitaristas Jubilados y Pensionados del Ministerio de Sanidad y Asistencia Social (ANSAJ)	10.000	0	0	0	0	0	10.000
				- S1540 Asociación de Enfermeras (os) Jubilados y Pensionados de Venezuela (AENJUVE)	10.000	0	0	0	0	0	10.000
407	01	01	78	Subsidios científicos al sector privado	200.000	0	0	0	0	0	200.000
				- S1895 Fundación Huntington de Venezuela (Mal de San Vito)	200.000	0	0	0	0	0	200.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	27.446.853	0	0	0	0	0	27.446.853
				- S0959 Subsidios Eventuales Diversos	27.446.853	0	0	0	0	0	27.446.853
407	01	03	00	Transferencias corrientes internas al sector público	2.791.872.953	0	0	342.295.994	0	0	3.134.168.947
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.252.400.847	0	0	104.252.200	0	0	1.356.653.047
				- A0025 Instituto Autónomo Hospital Universitario de Caracas (HUC)	257.188.602	0	0	45.455.914	0	0	302.644.516
				- A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)	81.454.273	0	0	13.168.251	0	0	94.622.524
				- A0119 Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)	45.150.214	0	0	5.951.115	0	0	51.101.329
				- A0153 Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)	213.007.349	0	0	15.037.623	0	0	228.044.972
				- A0181 Servicio Autónomo Instituto de Biomedicina	8.647.076	0	0	2.287.191	0	0	10.934.267
				- A0306 Fundación "José Félix Ribas" (FUNDARIBAS)	11.196.312	0	0	2.056.312	0	0	13.252.624
				- A0445 Fundación Hospital Cardiológico Infantil Latinoamericano Dr. Gilberto Rodríguez Ochoa	19.986.306	0	0	6.038.008	0	0	26.024.314
				- A0446 Fundación Misión Barrio Adentro	489.136.969	0	0	0	0	0	489.136.969
				- A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)	30.379.950	0	0	8.292.814	0	0	38.672.764
				- A0818 Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)	1.525.014	0	0	387.536	0	0	1.912.550
				- A0907 Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"	16.275.168	0	0	3.878.071	0	0	20.153.239
				- A0957 Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)	638.618	0	0	128.486	0	0	767.104
				- A0991 Servicio Autónomo de Contraloría Sanitaria (SACS)	7.297.031	0	0	1.570.879	0	0	8.867.910
				- A1602 Fundación Misión Niño Jesús	70.517.965	0	0	0	0	0	70.517.965
407	01	03	10	Transferencias corrientes al Poder Estadal	1.528.478.004	0	0	238.043.794	0	0	1.766.521.798
				- E5200 Estado Anzoátegui	115.370.523	0	0	29.152.536	0	0	144.523.059
				- E5300 Estado Apure	76.839.112	0	0	10.237.037	0	0	87.076.149
				- E5400 Estado Aragua	102.760.770	0	0	6.298.101	0	0	109.058.871
				- E5600 Estado Bolívar	116.293.435	0	0	33.760.771	0	0	150.054.206

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E5700 Estado Carabobo	68.393.535	0	0	0	0	0	68.393.535
				- E6000 Estado Falcón	71.077.025	0	0	11.966.850	0	0	83.043.875
				- E6200 Estado Lara	147.671.935	0	0	7.096.824	0	0	154.768.759
				- E6300 Estado Mérida	92.205.476	0	0	17.517.868	0	0	109.723.344
				- E6500 Estado Monagas	83.783.487	0	0	8.824.106	0	0	92.607.593
				- E6600 Estado Nueva Esparta	55.493.695	0	0	3.845.434	0	0	59.339.129
				- E6800 Estado Sucre	64.533.100	0	0	12.537.300	0	0	77.070.400
				- E6900 Estado Táchira	105.826.257	0	0	28.913.973	0	0	134.740.230
				- E7000 Estado Trujillo	116.013.458	0	0	15.890.675	0	0	131.904.133
				- E7100 Estado Yaracuy	73.969.727	0	0	11.601.419	0	0	85.571.146
				- E7200 Estado Zulia	238.246.469	0	0	40.400.900	0	0	278.647.369
407	01	03	11	Transferencias corrientes al Poder Municipal	10.994.102	0	0	0	0	0	10.994.102
				- E6419 Municipio Sucre	10.994.102	0	0	0	0	0	10.994.102
				Totales	**2.843.361.365**	**0**	**0**	**342.295.994**	**0**	**0**	**3.185.657.359**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 540002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**161.012.668**	**0**	**0**	**16.900.000**	**0**	**0**	**177.912.668**
402	01	00	00	Productos alimenticios y agropecuarios	14.641.122	0	0	8.000.000	0	0	22.641.122
402	01	01	00	Alimentos y bebidas para personas	14.641.122	0	0	8.000.000	0	0	22.641.122
402	02	00	00	Productos de minas, canteras y yacimientos	125.500	0	0	0	0	0	125.500
402	02	05	00	Piedra, arcilla, arena y tierra	125.500	0	0	0	0	0	125.500
402	03	00	00	Textiles y vestuarios	3.128.090	0	0	0	0	0	3.128.090
402	03	01	00	Textiles	914.168	0	0	0	0	0	914.168
402	03	02	00	Prendas de vestir	2.125.902	0	0	0	0	0	2.125.902
402	03	03	00	Calzados	62.520	0	0	0	0	0	62.520
402	03	99	00	Otros productos textiles y vestuarios	25.500	0	0	0	0	0	25.500
402	04	00	00	Productos de cuero y caucho	2.983.344	0	0	0	0	0	2.983.344
402	04	02	00	Productos de cuero y sucedáneos del cuero	80	0	0	0	0	0	80
402	04	03	00	Cauchos y tripas para vehículos	2.983.264	0	0	0	0	0	2.983.264
402	05	00	00	Productos de papel, cartón e impresos	9.969.191	0	0	0	0	0	9.969.191
402	05	01	00	Pulpa de madera, papel y cartón	1.699.784	0	0	0	0	0	1.699.784
402	05	02	00	Envases y cajas de papel y cartón	483.575	0	0	0	0	0	483.575
402	05	03	00	Productos de papel y cartón para oficina	4.216.593	0	0	0	0	0	4.216.593
402	05	04	00	Libros, revistas y periódicos	165.879	0	0	0	0	0	165.879
402	05	05	00	Material de enseñanza	30.145	0	0	0	0	0	30.145
402	05	06	00	Productos de papel y cartón para computación	1.217.656	0	0	0	0	0	1.217.656
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.911.662	0	0	0	0	0	1.911.662
402	05	99	00	Otros productos de pulpa, papel y cartón	243.897	0	0	0	0	0	243.897
402	06	00	00	Productos químicos y derivados	71.543.832	0	0	8.900.000	0	0	80.443.832
402	06	01	00	Sustancias químicas y de uso industrial	50.200	0	0	0	0	0	50.200
402	06	02	00	Abonos, plaguicidas y otros	69.800	0	0	0	0	0	69.800
402	06	03	00	Tintas, pinturas y colorantes	5.611.332	0	0	0	0	0	5.611.332
402	06	04	00	Productos farmacéuticos y medicamentos	38.875.586	0	0	8.900.000	0	0	47.775.586
402	06	05	00	Productos de tocador	117.827	0	0	0	0	0	117.827

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 540002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	1.619.988	0	0	0	0	0	1.619.988
402	06	08	00	Productos plásticos	2.319.148	0	0	0	0	0	2.319.148
402	06	99	00	Otros productos de la industria química y conexos	22.879.951	0	0	0	0	0	22.879.951
402	07	00	00	Productos minerales no metálicos	590.035	0	0	0	0	0	590.035
402	07	01	00	Productos de barro, loza y porcelana	16.300	0	0	0	0	0	16.300
402	07	02	00	Vidrios y productos de vidrio	292.190	0	0	0	0	0	292.190
402	07	03	00	Productos de arcilla para construcción	10.500	0	0	0	0	0	10.500
402	07	04	00	Cemento, cal y yeso	269.545	0	0	0	0	0	269.545
402	07	99	00	Otros productos minerales no metálicos	1.500	0	0	0	0	0	1.500
402	08	00	00	Productos metálicos	6.493.655	0	0	0	0	0	6.493.655
402	08	01	00	Productos primarios de hierro y acero	229.913	0	0	0	0	0	229.913
402	08	02	00	Productos de metales no ferrosos	108.000	0	0	0	0	0	108.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.646.533	0	0	0	0	0	1.646.533
402	08	04	00	Productos metálicos estructurales	131.663	0	0	0	0	0	131.663
402	08	07	00	Material de señalamiento	21.000	0	0	0	0	0	21.000
402	08	08	00	Material de educación	33.000	0	0	0	0	0	33.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.534.203	0	0	0	0	0	3.534.203
402	08	10	00	Repuestos y accesorios para otros equipos	664.261	0	0	0	0	0	664.261
402	08	99	00	Otros productos metálicos	125.082	0	0	0	0	0	125.082
402	09	00	00	Productos de madera	132.120	0	0	0	0	0	132.120
402	09	01	00	Productos primarios de madera	52.120	0	0	0	0	0	52.120
402	09	02	00	Muebles y accesorios de madera para edificaciones	80.000	0	0	0	0	0	80.000
402	10	00	00	Productos varios y útiles diversos	44.580.590	0	0	0	0	0	44.580.590
402	10	01	00	Artículos de deporte, recreación y juguetes	380.850	0	0	0	0	0	380.850
402	10	02	00	Materiales y útiles de limpieza y aseo	4.455.416	0	0	0	0	0	4.455.416
402	10	03	00	Utensilios de cocina y comedor	249.834	0	0	0	0	0	249.834
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	21.433.320	0	0	0	0	0	21.433.320
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.190.220	0	0	0	0	0	3.190.220

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 540002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	203.624	0	0	0	0	0	203.624
402	10	07	00	Productos de seguridad en el trabajo	2.151.712	0	0	0	0	0	2.151.712
402	10	08	00	Materiales para equipos de computación	7.198.672	0	0	0	0	0	7.198.672
402	10	11	00	Materiales eléctricos	1.953.749	0	0	0	0	0	1.953.749
402	10	12	00	Materiales para instalaciones sanitarias	938.567	0	0	0	0	0	938.567
402	10	13	00	Materiales fotográficos	1.077.635	0	0	0	0	0	1.077.635
402	10	99	00	Otros productos y útiles diversos	1.346.991	0	0	0	0	0	1.346.991
402	11	00	00	Bienes para la venta	1.000	0	0	0	0	0	1.000
402	11	99	00	Otros bienes para la venta	1.000	0	0	0	0	0	1.000
402	99	00	00	Otros materiales y suministros	6.824.189	0	0	0	0	0	6.824.189
402	99	01	00	Otros materiales y suministros	6.824.189	0	0	0	0	0	6.824.189
403	**00**	**00**	**00**	**Servicios no personales**	**178.473.340**	**0**	**0**	**23.100.000**	**0**	**0**	**201.573.340**
403	01	00	00	Alquileres de inmuebles	12.229.500	0	0	0	0	0	12.229.500
403	01	01	00	Alquileres de edificios y locales	12.211.500	0	0	0	0	0	12.211.500
403	01	02	00	Alquileres de instalaciones culturales y recreativas	18.000	0	0	0	0	0	18.000
403	02	00	00	Alquileres de maquinaria y equipos	3.122.090	0	0	0	0	0	3.122.090
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.112.090	0	0	0	0	0	3.112.090
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	7.500	0	0	0	0	0	7.500
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	2.500	0	0	0	0	0	2.500
403	04	00	00	Servicios básicos	30.562.620	0	0	13.100.000	0	0	43.662.620
403	04	01	00	Electricidad	16.582.000	0	0	8.000.000	0	0	24.582.000
403	04	02	00	Gas	264.200	0	0	0	0	0	264.200
403	04	03	00	Agua	2.857.204	0	0	3.000.000	0	0	5.857.204
403	04	04	00	Teléfonos	10.066.280	0	0	2.000.000	0	0	12.066.280
403	04	05	00	Servicio de comunicaciones	266.936	0	0	100.000	0	0	366.936
403	04	06	00	Servicio de aseo urbano y domiciliario	516.000	0	0	0	0	0	516.000
403	04	07	00	Servicio de condominio	10.000	0	0	0	0	0	10.000
403	06	00	00	Servicios de transporte y almacenaje	652.940	0	0	0	0	0	652.940

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 540002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	01	00	Fletes y embalajes	231.663	0	0	0	0	0	231.663
403	06	02	00	Almacenaje	320.000	0	0	0	0	0	320.000
403	06	03	00	Estacionamiento	56.351	0	0	0	0	0	56.351
403	06	04	00	Peaje	14.323	0	0	0	0	0	14.323
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	30.603	0	0	0	0	0	30.603
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.516.009	0	0	0	0	0	6.516.009
403	07	01	00	Publicidad y propaganda	1.385.215	0	0	0	0	0	1.385.215
403	07	02	00	Imprenta y reproducción	1.734.309	0	0	0	0	0	1.734.309
403	07	03	00	Relaciones sociales	2.471.382	0	0	0	0	0	2.471.382
403	07	04	00	Avisos	925.103	0	0	0	0	0	925.103
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.016.990	0	0	0	0	0	3.016.990
403	08	01	00	Primas y gastos de seguros	2.685.000	0	0	0	0	0	2.685.000
403	08	02	00	Comisiones y gastos bancarios	287.500	0	0	0	0	0	287.500
403	08	03	00	Comisiones y gastos de adquisición de seguros	44.490	0	0	0	0	0	44.490
403	09	00	00	Viáticos y pasajes	10.482.285	0	0	0	0	0	10.482.285
403	09	01	00	Viáticos y pasajes dentro del país	8.281.015	0	0	0	0	0	8.281.015
403	09	02	00	Viáticos y pasajes fuera del país	2.185.005	0	0	0	0	0	2.185.005
403	09	03	00	Asignación por kilómetros recorridos	16.265	0	0	0	0	0	16.265
403	10	00	00	Servicios profesionales y técnicos	17.134.034	0	0	5.200.000	0	0	22.334.034
403	10	01	00	Servicios jurídicos	2.000	0	0	0	0	0	2.000
403	10	02	00	Servicios de contabilidad y auditoría	115.000	0	0	0	0	0	115.000
403	10	03	00	Servicios de procesamiento de datos	410.791	0	0	0	0	0	410.791
403	10	04	00	Servicios de ingeniería y arquitectónicos	10.000	0	0	0	0	0	10.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	486.752	0	0	0	0	0	486.752
403	10	09	00	Servicios de lavandería y tintorería	22.500	0	0	0	0	0	22.500
403	10	11	00	Servicios para la elaboración y suministro de comida	15.453.476	0	0	5.200.000	0	0	20.653.476
403	10	99	00	Otros servicios profesionales y técnicos	633.515	0	0	0	0	0	633.515
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	16.261.162	0	0	0	0	0	16.261.162

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 540002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	216.533	0	0	0	0	0	216.533
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	6.586.149	0	0	0	0	0	6.586.149
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	64.400	0	0	0	0	0	64.400
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	4.011.320	0	0	0	0	0	4.011.320
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	60.000	0	0	0	0	0	60.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.316.387	0	0	0	0	0	4.316.387
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.006.373	0	0	0	0	0	1.006.373
403	12	00	00	Conservación y reparaciones menores de obras	22.981.498	0	0	0	0	0	22.981.498
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	22.763.767	0	0	0	0	0	22.763.767
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	217.731	0	0	0	0	0	217.731
403	15	00	00	Servicios fiscales	15.004.500	0	0	0	0	0	15.004.500
403	15	01	00	Derechos de importación y servicios aduaneros	15.004.500	0	0	0	0	0	15.004.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.467.945	0	0	0	0	0	4.467.945
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.467.945	0	0	0	0	0	4.467.945
403	18	00	00	Impuestos indirectos	26.085.494	0	0	4.800.000	0	0	30.885.494
403	18	01	00	Impuesto al valor agregado	26.085.494	0	0	4.800.000	0	0	30.885.494
403	99	00	00	Otros servicios no personales	9.956.273	0	0	0	0	0	9.956.273
403	99	01	00	Otros servicios no personales	9.956.273	0	0	0	0	0	9.956.273
404	**00**	**00**	**00**	**Activos reales**	**37.953.830**	**0**	**0**	**0**	**0**	**0**	**37.953.830**
404	01	00	00	Repuestos y reparaciones mayores	6.712.349	0	0	0	0	0	6.712.349
404	01	01	00	Repuestos mayores	934.741	0	0	0	0	0	934.741
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	37.176	0	0	0	0	0	37.176
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	667.965	0	0	0	0	0	667.965
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	22.000	0	0	0	0	0	22.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	8.000	0	0	0	0	0	8.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	171.600	0	0	0	0	0	171.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 540002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	28.000	0	0	0	0	0	28.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	5.777.608	0	0	0	0	0	5.777.608
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	469.000	0	0	0	0	0	469.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	2.389.375	0	0	0	0	0	2.389.375
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	1.744.067	0	0	0	0	0	1.744.067
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	794.450	0	0	0	0	0	794.450
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	370.716	0	0	0	0	0	370.716
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.754.208	0	0	0	0	0	2.754.208
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	117.970	0	0	0	0	0	117.970
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.588.738	0	0	0	0	0	1.588.738
404	03	05	00	Maquinaria y equipos industriales y de taller	122.500	0	0	0	0	0	122.500
404	03	06	00	Maquinaria y equipos de energía	800.000	0	0	0	0	0	800.000
404	03	08	00	Equipos de almacén	25.000	0	0	0	0	0	25.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	0	100.000
404	04	00	00	Equipos de transporte, tracción y elevación	4.856.683	0	0	0	0	0	4.856.683
404	04	01	00	Vehículos automotores terrestres	3.956.683	0	0	0	0	0	3.956.683
404	04	03	00	Equipos marítimos de transporte	280.000	0	0	0	0	0	280.000
404	04	05	00	Vehículos de tracción no motorizados	50.000	0	0	0	0	0	50.000
404	04	06	00	Equipos auxiliares de transporte	320.000	0	0	0	0	0	320.000
404	04	99	00	Otros equipos de transporte, tracción y elevación	250.000	0	0	0	0	0	250.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	792.899	0	0	0	0	0	792.899
404	05	01	00	Equipos de telecomunicaciones	792.899	0	0	0	0	0	792.899
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.600.155	0	0	0	0	0	3.600.155
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.600.155	0	0	0	0	0	3.600.155
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	410.467	0	0	0	0	0	410.467
404	07	01	00	Equipos científicos y de laboratorio	221.970	0	0	0	0	0	221.970
404	07	02	00	Equipos de enseñanza, deporte y recreación	141.560	0	0	0	0	0	141.560

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 540002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	11.000	0	0	0	0	0	11.000
404	07	06	00	Instrumentos musicales y equipos de audio	35.937	0	0	0	0	0	35.937
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	18.824.999	0	0	0	0	0	18.824.999
404	09	01	00	Mobiliario y equipos de oficina	6.744.241	0	0	0	0	0	6.744.241
404	09	02	00	Equipos de computación	6.347.804	0	0	0	0	0	6.347.804
404	09	03	00	Mobiliario y equipos de alojamiento	5.159.586	0	0	0	0	0	5.159.586
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	573.368	0	0	0	0	0	573.368
404	12	00	00	Activos intangibles	2.070	0	0	0	0	0	2.070
404	12	04	00	Paquetes y programas de computación	2.070	0	0	0	0	0	2.070
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.225.600**	**0**	**0**	**0**	**0**	**0**	**3.225.600**
407	01	00	00	Transferencias y donaciones corrientes internas	3.225.600	0	0	0	0	0	3.225.600
407	01	01	00	Transferencias corrientes internas al sector privado	3.225.600	0	0	0	0	0	3.225.600
407	01	01	56	Otras asignaciones	3.225.600	0	0	0	0	0	3.225.600
411	**00**	**00**	**00**	**Disminución de pasivos**	**25.100.000**	**0**	**0**	**0**	**0**	**0**	**25.100.000**
411	11	00	00	Obligaciones de ejercicios anteriores	25.100.000	0	0	0	0	0	25.100.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	25.100.000	0	0	0	0	0	25.100.000
				Totales	**405.765.438**	**0**	**0**	**40.000.000**	**0**	**0**	**445.765.438**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 540002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**52.522.437**	**0**	**0**	**0**	**0**	**0**	**52.522.437**
407	01	00	00	Transferencias y donaciones corrientes internas	52.522.437	0	0	0	0	0	52.522.437
407	01	01	00	Transferencias corrientes internas al sector privado	51.488.412	0	0	0	0	0	51.488.412
407	01	01	70	Subsidios educacionales al sector privado	200.000	0	0	0	0	0	200.000
407	01	01	73	Subsidios a instituciones benéficas privadas	23.621.559	0	0	0	0	0	23.621.559
407	01	01	75	Subsidios a organismos laborales y gremiales	20.000	0	0	0	0	0	20.000
407	01	01	78	Subsidios científicos al sector privado	200.000	0	0	0	0	0	200.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	27.446.853	0	0	0	0	0	27.446.853
407	01	02	00	Donaciones corrientes internas al sector privado	1.034.025	0	0	0	0	0	1.034.025
407	01	02	01	Donaciones corrientes a personas	1.034.025	0	0	0	0	0	1.034.025
				Totales	**52.522.437**	**0**	**0**	**0**	**0**	**0**	**52.522.437**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2013**

ACCIÓN ESPECÍFICA: 540002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.791.872.953**	**0**	**0**	**342.295.994**	**0**	**0**	**3.134.168.947**
407	01	00	00	Transferencias y donaciones corrientes internas	2.791.872.953	0	0	342.295.994	0	0	3.134.168.947
407	01	03	00	Transferencias corrientes internas al sector público	2.791.872.953	0	0	342.295.994	0	0	3.134.168.947
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.252.400.847	0	0	104.252.200	0	0	1.356.653.047
407	01	03	10	Transferencias corrientes al Poder Estadal	1.528.478.004	0	0	238.043.794	0	0	1.766.521.798
407	01	03	11	Transferencias corrientes al Poder Municipal	10.994.102	0	0	0	0	0	10.994.102
				Totales	**2.791.872.953**	**0**	**0**	**342.295.994**	**0**	**0**	**3.134.168.947**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**503.246.847**	**0**	**0**	**313.004.749**	**0**	**0**	**816.251.596**
407	01	00	00	Transferencias y donaciones corrientes internas	503.246.847	0	0	313.004.749	0	0	816.251.596
407	01	01	00	Transferencias corrientes internas al sector privado	503.246.847	0	0	313.004.749	0	0	816.251.596
407	01	01	01	Pensiones del personal empleado, obrero y militar	94.729.130	0	0	31.576.377	0	0	126.305.507
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	389.163.049	0	0	129.721.016	0	0	518.884.065
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	0	0	0	32.933.458	0	0	32.933.458
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	100.000	0	0	0	0	0	100.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.448.562	0	0	0	0	0	7.448.562
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	0	0	0	118.773.898	0	0	118.773.898
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	368.389	0	0	0	0	0	368.389
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	11.437.717	0	0	0	0	0	11.437.717
				Totales	**503.246.847**	**0**	**0**	**313.004.749**	**0**	**0**	**816.251.596**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 540003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	00	00	00	**Transferencias y donaciones**	**503.246.847**	**0**	**0**	**313.004.749**	**0**	**0**	**816.251.596**
407	01	00	00	Transferencias y donaciones corrientes internas	503.246.847	0	0	313.004.749	0	0	816.251.596
407	01	01	00	Transferencias corrientes internas al sector privado	503.246.847	0	0	313.004.749	0	0	816.251.596
407	01	01	01	Pensiones del personal empleado, obrero y militar	94.729.130	0	0	31.576.377	0	0	126.305.507
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	389.163.049	0	0	129.721.016	0	0	518.884.065
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	0	0	0	32.933.458	0	0	32.933.458
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	100.000	0	0	0	0	0	100.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.448.562	0	0	0	0	0	7.448.562
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	0	0	0	118.773.898	0	0	118.773.898
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	368.389	0	0	0	0	0	368.389
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	11.437.717	0	0	0	0	0	11.437.717
				Totales	**503.246.847**	**0**	**0**	**313.004.749**	**0**	**0**	**816.251.596**

56

Ministerio del Poder Popular para la Ciencia, Tecnología e Innovación

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**235.448.663**	**0**	**0**	**0**	**0**	**0**	**235.448.663**
401	01	00	00	Sueldos, salarios y otras retribuciones	33.703.877	0	0	0	0	0	33.703.877
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.125.378	0	0	0	0	0	7.125.378
401	01	03	00	Suplencias a empleados	70.000	0	0	0	0	0	70.000
401	01	09	00	Remuneraciones al personal en período de disponibilidad	50.000	0	0	0	0	0	50.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.136.752	0	0	0	0	0	3.136.752
401	01	12	00	Salarios a obreros en puestos no permanentes	2.440.920	0	0	0	0	0	2.440.920
401	01	13	00	Suplencias a obreros	100.000	0	0	0	0	0	100.000
401	01	18	00	Remuneraciones al personal contratado	18.022.357	0	0	0	0	0	18.022.357
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	150.000	0	0	0	0	0	150.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.608.470	0	0	0	0	0	2.608.470
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.959.099	0	0	0	0	0	2.959.099
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.290.737	0	0	0	0	0	1.290.737
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.668.362	0	0	0	0	0	1.668.362
401	03	00	00	Primas	39.270.277	0	0	0	0	0	39.270.277
401	03	01	00	Primas por mérito a empleados	21.834.947	0	0	0	0	0	21.834.947
401	03	08	00	Primas de profesionalización a empleados	1.021.678	0	0	0	0	0	1.021.678
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.532.717	0	0	0	0	0	3.532.717
401	03	16	00	Primas por mérito a obreros	3.242.831	0	0	0	0	0	3.242.831
401	03	21	00	Primas por antigüedad a obreros	38.760	0	0	0	0	0	38.760
401	03	22	00	Primas de profesionalización a obreros	6.212	0	0	0	0	0	6.212
401	03	97	00	Otras primas a empleados	8.024.756	0	0	0	0	0	8.024.756
401	03	98	00	Otras primas a obreros	1.568.376	0	0	0	0	0	1.568.376
401	04	00	00	Complementos de sueldos y salarios	17.293.280	0	0	0	0	0	17.293.280
401	04	03	00	Complemento a empleados por gastos de alimentación	108.000	0	0	0	0	0	108.000
401	04	05	00	Complemento a empleados por gastos de representación	2.880	0	0	0	0	0	2.880
401	04	06	00	Complemento a empleados por comisión de servicios	50.000	0	0	0	0	0	50.000
401	04	08	00	Bono compensatorio de alimentación a empleados	5.783.400	0	0	0	0	0	5.783.400
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	300.000	0	0	0	0	0	300.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.704.000	0	0	0	0	0	1.704.000
401	04	16	00	Complemento a obreros por gastos de alimentación	48.000	0	0	0	0	0	48.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	1.944.000	0	0	0	0	0	1.944.000
401	04	20	00	Complemento a obreros por días feriados	180.000	0	0	0	0	0	180.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	112.500	0	0	0	0	0	112.500
401	04	25	00	Complemento al personal contratado por gastos de alimentación	18.000	0	0	0	0	0	18.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	6.204.600	0	0	0	0	0	6.204.600
401	04	28	00	Complemento al personal contratado por días feriados	67.500	0	0	0	0	0	67.500
401	04	96	00	Otros complementos a empleados	43.200	0	0	0	0	0	43.200
401	04	97	00	Otros complementos a obreros	67.200	0	0	0	0	0	67.200
401	04	98	00	Otros complementos al personal contratado	660.000	0	0	0	0	0	660.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	27.516.701	0	0	0	0	0	27.516.701
401	05	01	00	Aguinaldos a empleados	5.928.946	0	0	0	0	0	5.928.946
401	05	03	00	Bono vacacional a empleados	1.749.192	0	0	0	0	0	1.749.192
401	05	04	00	Aguinaldos a obreros	3.218.947	0	0	0	0	0	3.218.947
401	05	06	00	Bono vacacional a obreros	963.296	0	0	0	0	0	963.296
401	05	07	00	Aguinaldos al personal contratado	8.374.259	0	0	0	0	0	8.374.259
401	05	08	00	Bono vacacional al personal contratado	2.583.118	0	0	0	0	0	2.583.118
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	3.628.455	0	0	0	0	0	3.628.455
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.070.488	0	0	0	0	0	1.070.488
401	06	00	00	Aportes patronales y legales	7.021.725	0	0	0	0	0	7.021.725
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.317.996	0	0	0	0	0	1.317.996
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	439.332	0	0	0	0	0	439.332
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	472.132	0	0	0	0	0	472.132
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	292.888	0	0	0	0	0	292.888
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	583.710	0	0	0	0	0	583.710
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	194.570	0	0	0	0	0	194.570
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	129.713	0	0	0	0	0	129.713
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	129.713	0	0	0	0	0	129.713
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.805.695	0	0	0	0	0	1.805.695
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	401.265	0	0	0	0	0	401.265
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	806.600	0	0	0	0	0	806.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	268.867	0	0	0	0	0	268.867
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	179.244	0	0	0	0	0	179.244
401	07	00	00	Asistencia socio-económica	85.438.418	0	0	0	0	0	85.438.418
401	07	02	00	Becas a empleados	480.000	0	0	0	0	0	480.000
401	07	03	00	Ayudas por matrimonio a empleados	15.000	0	0	0	0	0	15.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	17.500	0	0	0	0	0	17.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	300.000	0	0	0	0	0	300.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.196.659	0	0	0	0	0	2.196.659
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	21.586.000	0	0	0	0	0	21.586.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	420.000	0	0	0	0	0	420.000
401	07	10	00	Dotación de uniformes a empleados	816.000	0	0	0	0	0	816.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	687.960	0	0	0	0	0	687.960
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	420.000	0	0	0	0	0	420.000
401	07	18	00	Becas a obreros	24.000	0	0	0	0	0	24.000
401	07	19	00	Ayudas por matrimonio de obreros	12.500	0	0	0	0	0	12.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	12.500	0	0	0	0	0	12.500
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	120.000	0	0	0	0	0	120.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	972.849	0	0	0	0	0	972.849
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	10.320.000	0	0	0	0	0	10.320.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	187.500	0	0	0	0	0	187.500
401	07	26	00	Dotación de uniformes a obreros	1.440.000	0	0	0	0	0	1.440.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	294.840	0	0	0	0	0	294.840
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	187.500	0	0	0	0	0	187.500
401	07	33	00	Asistencia socio-económica al personal contratado	35.216.115	0	0	0	0	0	35.216.115
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.500	0	0	0	0	0	2.500
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.500	0	0	0	0	0	2.500
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	100.000	0	0	0	0	0	100.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.344.333	0	0	0	0	0	1.344.333
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	4.003.871	0	0	0	0	0	4.003.871

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	763.191	0	0	0	0	0	763.191
401	07	96	00	Otras subvenciones a empleados	2.384.100	0	0	0	0	0	2.384.100
401	07	97	00	Otras subvenciones a obreros	1.111.000	0	0	0	0	0	1.111.000
401	08	00	00	Prestaciones sociales e indemnizaciones	22.245.286	0	0	0	0	0	22.245.286
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.405.228	0	0	0	0	0	6.405.228
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.549.422	0	0	0	0	0	3.549.422
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	8.370.701	0	0	0	0	0	8.370.701
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.919.935	0	0	0	0	0	3.919.935
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.844.462**	**0**	**0**	**0**	**0**	**0**	**25.844.462**
402	01	00	00	Productos alimenticios y agropecuarios	5.189.341	0	0	0	0	0	5.189.341
402	01	01	00	Alimentos y bebidas para personas	5.177.041	0	0	0	0	0	5.177.041
402	01	03	00	Productos agrícolas y pecuarios	12.300	0	0	0	0	0	12.300
402	02	00	00	Productos de minas, canteras y yacimientos	1.230	0	0	0	0	0	1.230
402	02	05	00	Piedra, arcilla, arena y tierra	1.230	0	0	0	0	0	1.230
402	03	00	00	Textiles y vestuarios	160.200	0	0	0	0	0	160.200
402	03	01	00	Textiles	8.200	0	0	0	0	0	8.200
402	03	02	00	Prendas de vestir	152.000	0	0	0	0	0	152.000
402	04	00	00	Productos de cuero y caucho	188.518	0	0	0	0	0	188.518
402	04	01	00	Cueros y pieles	4.100	0	0	0	0	0	4.100
402	04	02	00	Productos de cuero y sucedáneos del cuero	4.100	0	0	0	0	0	4.100
402	04	03	00	Cauchos y tripas para vehículos	172.118	0	0	0	0	0	172.118
402	04	99	00	Otros productos de cuero y caucho	8.200	0	0	0	0	0	8.200
402	05	00	00	Productos de papel, cartón e impresos	6.137.166	0	0	0	0	0	6.137.166
402	05	01	00	Pulpa de madera, papel y cartón	337.881	0	0	0	0	0	337.881
402	05	02	00	Envases y cajas de papel y cartón	41.000	0	0	0	0	0	41.000
402	05	03	00	Productos de papel y cartón para oficina	5.387.787	0	0	0	0	0	5.387.787
402	05	04	00	Libros, revistas y periódicos	144.898	0	0	0	0	0	144.898
402	05	05	00	Material de enseñanza	30.100	0	0	0	0	0	30.100
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	154.500	0	0	0	0	0	154.500
402	05	99	00	Otros productos de pulpa, papel y cartón	41.000	0	0	0	0	0	41.000
402	06	00	00	Productos químicos y derivados	5.674.298	0	0	0	0	0	5.674.298

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	01	00	Sustancias químicas y de uso industrial	41.000	0	0	0	0	0	41.000
402	06	02	00	Abonos, plaguicidas y otros	32.800	0	0	0	0	0	32.800
402	06	03	00	Tintas, pinturas y colorantes	5.205.000	0	0	0	0	0	5.205.000
402	06	04	00	Productos farmacéuticos y medicamentos	205.000	0	0	0	0	0	205.000
402	06	05	00	Productos de tocador	24.600	0	0	0	0	0	24.600
402	06	06	00	Combustibles y lubricantes	22.849	0	0	0	0	0	22.849
402	06	07	00	Productos diversos derivados del petróleo y del carbón	205	0	0	0	0	0	205
402	06	08	00	Productos plásticos	129.798	0	0	0	0	0	129.798
402	06	99	00	Otros productos de la industria química y conexos	13.046	0	0	0	0	0	13.046
402	07	00	00	Productos minerales no metálicos	92.250	0	0	0	0	0	92.250
402	07	01	00	Productos de barro, loza y porcelana	41.000	0	0	0	0	0	41.000
402	07	02	00	Vidrios y productos de vidrio	20.500	0	0	0	0	0	20.500
402	07	03	00	Productos de arcilla para construcción	20.500	0	0	0	0	0	20.500
402	07	04	00	Cemento, cal y yeso	6.150	0	0	0	0	0	6.150
402	07	99	00	Otros productos minerales no metálicos	4.100	0	0	0	0	0	4.100
402	08	00	00	Productos metálicos	3.803.068	0	0	0	0	0	3.803.068
402	08	01	00	Productos primarios de hierro y acero	34.440	0	0	0	0	0	34.440
402	08	02	00	Productos de metales no ferrosos	4.100	0	0	0	0	0	4.100
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.207.993	0	0	0	0	0	3.207.993
402	08	04	00	Productos metálicos estructurales	10.476	0	0	0	0	0	10.476
402	08	05	00	Materiales de orden público, seguridad y defensa	61.500	0	0	0	0	0	61.500
402	08	07	00	Material de señalamiento	16.400	0	0	0	0	0	16.400
402	08	09	00	Repuestos y accesorios para equipos de transporte	82.000	0	0	0	0	0	82.000
402	08	10	00	Repuestos y accesorios para otros equipos	373.859	0	0	0	0	0	373.859
402	08	99	00	Otros productos metálicos	12.300	0	0	0	0	0	12.300
402	09	00	00	Productos de madera	42.968	0	0	0	0	0	42.968
402	09	01	00	Productos primarios de madera	14.678	0	0	0	0	0	14.678
402	09	02	00	Muebles y accesorios de madera para edificaciones	21.525	0	0	0	0	0	21.525
402	09	99	00	Otros productos de madera	6.765	0	0	0	0	0	6.765
402	10	00	00	Productos varios y útiles diversos	4.412.923	0	0	0	0	0	4.412.923
402	10	01	00	Artículos de deporte, recreación y juguetes	20.500	0	0	0	0	0	20.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	12.300	0	0	0	0	0	12.300
402	10	03	00	Utensilios de cocina y comedor	8.200	0	0	0	0	0	8.200
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.200	0	0	0	0	0	8.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	511.500	0	0	0	0	0	511.500
402	10	06	00	Condecoraciones, ofrendas y similares	25.300	0	0	0	0	0	25.300
402	10	07	00	Productos de seguridad en el trabajo	51.590	0	0	0	0	0	51.590
402	10	08	00	Materiales para equipos de computación	3.141.000	0	0	0	0	0	3.141.000
402	10	09	00	Especies timbradas y valores	410	0	0	0	0	0	410
402	10	10	00	Útiles religiosos	410	0	0	0	0	0	410
402	10	11	00	Materiales eléctricos	341.013	0	0	0	0	0	341.013
402	10	12	00	Materiales para instalaciones sanitarias	20.500	0	0	0	0	0	20.500
402	10	13	00	Materiales fotográficos	26.000	0	0	0	0	0	26.000
402	10	99	00	Otros productos y útiles diversos	246.000	0	0	0	0	0	246.000
402	99	00	00	Otros materiales y suministros	142.500	0	0	0	0	0	142.500
402	99	01	00	Otros materiales y suministros	142.500	0	0	0	0	0	142.500
403	**00**	**00**	**00**	**Servicios no personales**	**55.501.350**	**0**	**0**	**0**	**0**	**0**	**55.501.350**
403	01	00	00	Alquileres de inmuebles	518.400	0	0	0	0	0	518.400
403	01	01	00	Alquileres de edificios y locales	502.000	0	0	0	0	0	502.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	16.400	0	0	0	0	0	16.400
403	02	00	00	Alquileres de maquinaria y equipos	811.200	0	0	0	0	0	811.200
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	49.200	0	0	0	0	0	49.200
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	41.000	0	0	0	0	0	41.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	421.000	0	0	0	0	0	421.000
403	02	99	00	Alquileres de otras maquinaria y equipos	300.000	0	0	0	0	0	300.000
403	03	00	00	Derechos sobre bienes intangibles	15.000	0	0	0	0	0	15.000
403	03	03	00	Paquetes y programas de computación	15.000	0	0	0	0	0	15.000
403	04	00	00	Servicios básicos	4.883.912	0	0	0	0	0	4.883.912
403	04	01	00	Electricidad	697.000	0	0	0	0	0	697.000
403	04	04	00	Teléfonos	3.095.500	0	0	0	0	0	3.095.500
403	04	05	00	Servicio de comunicaciones	1.089.362	0	0	0	0	0	1.089.362
403	04	06	00	Servicio de aseo urbano y domiciliario	2.050	0	0	0	0	0	2.050

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	1.539.550	0	0	0	0	0	1.539.550
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	457.150	0	0	0	0	0	457.150
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	446.900	0	0	0	0	0	446.900
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	369.000	0	0	0	0	0	369.000
403	05	06	00	Servicio de administración, vigilancia y mantenimiento del servicio de aseo urbano y domiciliario	266.500	0	0	0	0	0	266.500
403	06	00	00	Servicios de transporte y almacenaje	223.141	0	0	0	0	0	223.141
403	06	01	00	Fletes y embalajes	157.500	0	0	0	0	0	157.500
403	06	03	00	Estacionamiento	4.100	0	0	0	0	0	4.100
403	06	04	00	Peaje	41	0	0	0	0	0	41
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	61.500	0	0	0	0	0	61.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.308.250	0	0	0	0	0	5.308.250
403	07	01	00	Publicidad y propaganda	2.105.056	0	0	0	0	0	2.105.056
403	07	02	00	Imprenta y reproducción	921.230	0	0	0	0	0	921.230
403	07	03	00	Relaciones sociales	2.191.777	0	0	0	0	0	2.191.777
403	07	04	00	Avisos	90.187	0	0	0	0	0	90.187
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.665.195	0	0	0	0	0	2.665.195
403	08	01	00	Primas y gastos de seguros	2.538.095	0	0	0	0	0	2.538.095
403	08	02	00	Comisiones y gastos bancarios	24.600	0	0	0	0	0	24.600
403	08	03	00	Comisiones y gastos de adquisición de seguros	102.500	0	0	0	0	0	102.500
403	09	00	00	Viáticos y pasajes	4.806.419	0	0	0	0	0	4.806.419
403	09	01	00	Viáticos y pasajes dentro del país	2.044.419	0	0	0	0	0	2.044.419
403	09	02	00	Viáticos y pasajes fuera del país	2.762.000	0	0	0	0	0	2.762.000
403	10	00	00	Servicios profesionales y técnicos	11.829.823	0	0	0	0	0	11.829.823
403	10	02	00	Servicios de contabilidad y auditoría	123.000	0	0	0	0	0	123.000
403	10	03	00	Servicios de procesamiento de datos	1.155.000	0	0	0	0	0	1.155.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.230.000	0	0	0	0	0	1.230.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.232.000	0	0	0	0	0	1.232.000
403	10	09	00	Servicios de lavandería y tintorería	615	0	0	0	0	0	615
403	10	10	00	Servicios de vigilancia	2.276.320	0	0	0	0	0	2.276.320
403	10	99	00	Otros servicios profesionales y técnicos	5.812.888	0	0	0	0	0	5.812.888
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.246.544	0	0	0	0	0	3.246.544

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	106.190	0	0	0	0	0	106.190
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.986.614	0	0	0	0	0	1.986.614
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	123.000	0	0	0	0	0	123.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.690	0	0	0	0	0	3.690
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	2.050	0	0	0	0	0	2.050
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	922.500	0	0	0	0	0	922.500
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	102.500	0	0	0	0	0	102.500
403	12	00	00	Conservación y reparaciones menores de obras	5.125.000	0	0	0	0	0	5.125.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.125.000	0	0	0	0	0	5.125.000
403	15	00	00	Servicios fiscales	246.000	0	0	0	0	0	246.000
403	15	01	00	Derechos de importación y servicios aduaneros	205.000	0	0	0	0	0	205.000
403	15	02	00	Tasas y otros derechos obligatorios	41.000	0	0	0	0	0	41.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.240.000	0	0	0	0	0	3.240.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.240.000	0	0	0	0	0	3.240.000
403	18	00	00	Impuestos indirectos	7.903.404	0	0	0	0	0	7.903.404
403	18	01	00	Impuesto al valor agregado	7.903.404	0	0	0	0	0	7.903.404
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	218.397	0	0	0	0	0	218.397
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	218.397	0	0	0	0	0	218.397
403	99	00	00	Otros servicios no personales	2.921.115	0	0	0	0	0	2.921.115
403	99	01	00	Otros servicios no personales	2.921.115	0	0	0	0	0	2.921.115
404	**00**	**00**	**00**	**Activos reales**	**14.901.050**	**0**	**0**	**0**	**0**	**0**	**14.901.050**
404	01	00	00	Repuestos y reparaciones mayores	3.150.850	0	0	0	0	0	3.150.850
404	01	01	00	Repuestos mayores	2.330.850	0	0	0	0	0	2.330.850
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	485.850	0	0	0	0	0	485.850
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	820.000	0	0	0	0	0	820.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	820.000	0	0	0	0	0	820.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	205.000	0	0	0	0	0	205.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	820.000	0	0	0	0	0	820.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	328.000	0	0	0	0	0	328.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	492.000	0	0	0	0	0	492.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	930.100	0	0	0	0	0	930.100
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	24.600	0	0	0	0	0	24.600
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	516.000	0	0	0	0	0	516.000
404	03	05	00	Maquinaria y equipos industriales y de taller	82.000	0	0	0	0	0	82.000
404	03	06	00	Maquinaria y equipos de energía	307.500	0	0	0	0	0	307.500
404	04	00	00	Equipos de transporte, tracción y elevación	2.058.200	0	0	0	0	0	2.058.200
404	04	01	00	Vehículos automotores terrestres	2.050.000	0	0	0	0	0	2.050.000
404	04	05	00	Vehículos de tracción no motorizados	8.200	0	0	0	0	0	8.200
404	05	00	00	Equipos de comunicaciones y de señalamiento	949.000	0	0	0	0	0	949.000
404	05	01	00	Equipos de telecomunicaciones	949.000	0	0	0	0	0	949.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	28.700	0	0	0	0	0	28.700
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	20.500	0	0	0	0	0	20.500
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	8.200	0	0	0	0	0	8.200
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	703.200	0	0	0	0	0	703.200
404	07	02	00	Equipos de enseñanza, deporte y recreación	654.000	0	0	0	0	0	654.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	49.200	0	0	0	0	0	49.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.081.000	0	0	0	0	0	7.081.000
404	09	01	00	Mobiliario y equipos de oficina	4.100.000	0	0	0	0	0	4.100.000
404	09	02	00	Equipos de computación	2.735.000	0	0	0	0	0	2.735.000
404	09	03	00	Mobiliario y equipos de alojamiento	164.000	0	0	0	0	0	164.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	82.000	0	0	0	0	0	82.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.417.784.873**	**0**	**0**	**0**	**0**	**0**	**2.417.784.873**
407	01	00	00	Transferencias y donaciones corrientes internas	2.405.079.815	0	0	0	0	0	2.405.079.815
407	01	01	00	Transferencias corrientes internas al sector privado	3.037.752	0	0	0	0	0	3.037.752
407	01	01	01	Pensiones del personal empleado, obrero y militar	194.280	0	0	0	0	0	194.280
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	585.971	0	0	0	0	0	585.971
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	48.570	0	0	0	0	0	48.570
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	29.142	0	0	0	0	0	29.142
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	375.000	0	0	0	0	0	375.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	47.000	0	0	0	0	0	47.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	146.493	0	0	0	0	0	146.493
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	87.896	0	0	0	0	0	87.896
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	1.350.000	0	0	0	0	0	1.350.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	173.400	0	0	0	0	0	173.400
407	01	02	00	Donaciones corrientes internas al sector privado	2.218.000	0	0	0	0	0	2.218.000
407	01	02	01	Donaciones corrientes a personas	2.218.000	0	0	0	0	0	2.218.000
407	01	03	00	Transferencias corrientes internas al sector público	2.399.824.063	0	0	0	0	0	2.399.824.063
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.226.383.148	0	0	0	0	0	2.226.383.148
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	173.440.915	0	0	0	0	0	173.440.915
407	02	00	00	Transferencias y donaciones corrientes al exterior	3.834.029	0	0	0	0	0	3.834.029
407	02	01	00	Transferencias corrientes al exterior	3.834.029	0	0	0	0	0	3.834.029
407	02	01	04	Transferencias corrientes a organismos internacionales	3.834.029	0	0	0	0	0	3.834.029
407	03	00	00	Transferencias y donaciones de capital internas	8.871.029	0	0	0	0	0	8.871.029
407	03	03	00	Transferencias de capital internas al sector público	8.871.029	0	0	0	0	0	8.871.029
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	8.871.029	0	0	0	0	0	8.871.029
411	**00**	**00**	**00**	**Disminución de pasivos**	**820.000**	**0**	**0**	**0**	**0**	**0**	**820.000**
411	11	00	00	Obligaciones de ejercicios anteriores	820.000	0	0	0	0	0	820.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	820.000	0	0	0	0	0	820.000
				Totales	**2.750.300.398**	**0**	**0**	**0**	**0**	**0**	**2.750.300.398**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116676 560108000 FORTALECIMIENTO DE LÍNEAS Y REDES DE INVESTIGACIÓN CIENTÍFICA Y TECNOLÓGICA ORIENTADAS A LAS COMUNIDADES, INSTITUCIONES PÚBLICAS, EMPRESAS ESTADALES Y SECTOR UNIVERSITARIO

OBJETIVO DEL PROYECTO: EJECUTAR LÍNEAS DE INVESTIGACIÓN, CONFORMAR REDES Y CREAR ESPACIOS DE ARTICULACIÓN, E INTERCAMBIO DE CONOCIMIENTOS EN CIENCIA Y TECNOLOGÍA, PARA LA GENERACIÓN DE INVESTIGACIONES EN LAS ÁREAS ESTRATÉGICAS Y PRIORITARIAS DEL PAÍS, QUE TIENDAN HACIA EL BIENESTAR SOCIAL DE LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: PROYECTO **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN EN CIENCIA Y TECNOLOGÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**120.000**	**0**	**0**	**0**	**0**	**0**	**120.000**
402	01	00	00	Productos alimenticios y agropecuarios	120.000	0	0	0	0	0	120.000
402	01	01	00	Alimentos y bebidas para personas	120.000	0	0	0	0	0	120.000
403	**00**	**00**	**00**	**Servicios no personales**	**380.000**	**0**	**0**	**0**	**0**	**0**	**380.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	105.312	0	0	0	0	0	105.312
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	07	03	00	Relaciones sociales	85.312	0	0	0	0	0	85.312
403	09	00	00	Viáticos y pasajes	160.000	0	0	0	0	0	160.000
403	09	01	00	Viáticos y pasajes dentro del país	160.000	0	0	0	0	0	160.000
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	49.688	0	0	0	0	0	49.688
403	18	01	00	Impuesto al valor agregado	49.688	0	0	0	0	0	49.688
403	99	00	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
403	99	01	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116676 560108000 FORTALECIMIENTO DE LÍNEAS Y REDES DE INVESTIGACIÓN CIENTÍFICA Y TECNOLÓGICA ORIENTADAS A LAS COMUNIDADES, INSTITUCIONES PÚBLICAS, EMPRESAS ESTADALES Y SECTOR UNIVERSITARIO

OBJETIVO DEL PROYECTO: EJECUTAR LÍNEAS DE INVESTIGACIÓN, CONFORMAR REDES Y CREAR ESPACIOS DE ARTICULACIÓN, E INTERCAMBIO DE CONOCIMIENTOS EN CIENCIA Y TECNOLOGÍA, PARA LA GENERACIÓN DE INVESTIGACIONES EN LAS ÁREAS ESTRATÉGICAS Y PRIORITARIAS DEL PAÍS, QUE TIENDAN HACIA EL BIENESTAR SOCIAL DE LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: PROYECTO **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN EN CIENCIA Y TECNOLOGÍA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116676 560108000 FORTALECIMIENTO DE LÍNEAS Y REDES DE INVESTIGACIÓN CIENTÍFICA Y TECNOLÓGICA ORIENTADAS A LAS COMUNIDADES, INSTITUCIONES PÚBLICAS, EMPRESAS ESTADALES Y SECTOR UNIVERSITARIO

OBJETIVO DEL PROYECTO: EJECUTAR LÍNEAS DE INVESTIGACIÓN, CONFORMAR REDES Y CREAR ESPACIOS DE ARTICULACIÓN, E INTERCAMBIO DE CONOCIMIENTOS EN CIENCIA Y TECNOLOGÍA, PARA LA GENERACIÓN DE INVESTIGACIONES EN LAS ÁREAS ESTRATÉGICAS Y PRIORITARIAS DEL PAÍS, QUE TIENDAN HACIA EL BIENESTAR SOCIAL DE LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: PROYECTO **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN EN CIENCIA Y TECNOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560108001 CONVOCATORIAS PARA EL DESARROLLO DE LÍNEAS DE INVESTIGACIÓN EN ÁREAS ESTRATÉGICAS PARA EL DESARROLLO SOCIO PRODUCTIVO DEL PAÍS.

UNIDAD DE MEDIDA: CONVOCATORIA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN EN CIENCIA Y TECNOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.000**	**0**	**0**	**0**	**0**	0	**30.000**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**47.200**	**0**	**0**	**0**	**0**	0	**47.200**
403	09	00	00	Viáticos y pasajes	40.000	0	0	0	0	0	40.000
403	09	01	00	Viáticos y pasajes dentro del país	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	7.200	0	0	0	0	0	7.200
403	18	01	00	Impuesto al valor agregado	7.200	0	0	0	0	0	7.200
				Totales	**77.200**	**0**	**0**	**0**	**0**	0	**77.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116676 560108000 FORTALECIMIENTO DE LÍNEAS Y REDES DE INVESTIGACIÓN CIENTÍFICA Y TECNOLÓGICA ORIENTADAS A LAS COMUNIDADES, INSTITUCIONES PÚBLICAS, EMPRESAS ESTADALES Y SECTOR UNIVERSITARIO

OBJETIVO DEL PROYECTO: EJECUTAR LÍNEAS DE INVESTIGACIÓN, CONFORMAR REDES Y CREAR ESPACIOS DE ARTICULACIÓN, E INTERCAMBIO DE CONOCIMIENTOS EN CIENCIA Y TECNOLOGÍA, PARA LA GENERACIÓN DE INVESTIGACIONES EN LAS ÁREAS ESTRATÉGICAS Y PRIORITARIAS DEL PAÍS, QUE TIENDAN HACIA EL BIENESTAR SOCIAL DE LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: PROYECTO **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN EN CIENCIA Y TECNOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560108002 INDUCCIÓN, APOYO Y ACOMPAÑAMIENTO A LAS COMUNIDADES HACIA LA PLANIFICACIÓN Y DISEÑO DE PROYECTOS DE INVESTIGACIÓN Y DESARROLLO

UNIDAD DE MEDIDA: TALLER / JORNADA / REUNIÓN **META:** 36

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN EN CIENCIA Y TECNOLOGIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.000**	**0**	**0**	**0**	**0**	0	**30.000**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**87.600**	**0**	**0**	**0**	**0**	0	**87.600**
403	07	00	00	Servicios de información, impresión y relaciones públicas	35.000	0	0	0	0	0	35.000
403	07	03	00	Relaciones sociales	35.000	0	0	0	0	0	35.000
403	09	00	00	Viáticos y pasajes	40.000	0	0	0	0	0	40.000
403	09	01	00	Viáticos y pasajes dentro del país	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	12.600	0	0	0	0	0	12.600
403	18	01	00	Impuesto al valor agregado	12.600	0	0	0	0	0	12.600
				Totales	**117.600**	**0**	**0**	**0**	**0**	0	**117.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116676 560108000 FORTALECIMIENTO DE LÍNEAS Y REDES DE INVESTIGACIÓN CIENTÍFICA Y TECNOLÓGICA ORIENTADAS A LAS COMUNIDADES, INSTITUCIONES PÚBLICAS, EMPRESAS ESTADALES Y SECTOR UNIVERSITARIO

OBJETIVO DEL PROYECTO: EJECUTAR LÍNEAS DE INVESTIGACIÓN, CONFORMAR REDES Y CREAR ESPACIOS DE ARTICULACIÓN, E INTERCAMBIO DE CONOCIMIENTOS EN CIENCIA Y TECNOLOGÍA, PARA LA GENERACIÓN DE INVESTIGACIONES EN LAS ÁREAS ESTRATÉGICAS Y PRIORITARIAS DEL PAÍS, QUE TIENDAN HACIA EL BIENESTAR SOCIAL DE LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: PROYECTO **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN EN CIENCIA Y TECNOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560108003 ESTRUCTURACIÓN DE REDES DE INVESTIGACIÓN EN ÁREAS ESTRATÉGICAS PARA EL DESARROLLO SOCIO PRODUCTIVO DEL PAÍS.

UNIDAD DE MEDIDA: RED **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN EN CIENCIA Y TECNOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.000**	**0**	**0**	**0**	**0**	0	**30.000**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**102.750**	**0**	**0**	**0**	**0**	0	**102.750**
403	07	00	00	Servicios de información, impresión y relaciones públicas	35.000	0	0	0	0	0	35.000
403	07	03	00	Relaciones sociales	35.000	0	0	0	0	0	35.000
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	12.750	0	0	0	0	0	12.750
403	18	01	00	Impuesto al valor agregado	12.750	0	0	0	0	0	12.750
403	99	00	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
403	99	01	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
				Totales	**132.750**	**0**	**0**	**0**	**0**	0	**132.750**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116676 560108000 FORTALECIMIENTO DE LÍNEAS Y REDES DE INVESTIGACIÓN CIENTÍFICA Y TECNOLÓGICA ORIENTADAS A LAS COMUNIDADES, INSTITUCIONES PÚBLICAS, EMPRESAS ESTADALES Y SECTOR UNIVERSITARIO

OBJETIVO DEL PROYECTO: EJECUTAR LÍNEAS DE INVESTIGACIÓN, CONFORMAR REDES Y CREAR ESPACIOS DE ARTICULACIÓN, E INTERCAMBIO DE CONOCIMIENTOS EN CIENCIA Y TECNOLOGÍA, PARA LA GENERACIÓN DE INVESTIGACIONES EN LAS ÁREAS ESTRATÉGICAS Y PRIORITARIAS DEL PAÍS, QUE TIENDAN HACIA EL BIENESTAR SOCIAL DE LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: PROYECTO **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN EN CIENCIA Y TECNOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560108004 ACOMPAÑAMIENTO A LAS INSTITUCIONES PÚBLICAS PARA EL DISEÑO DE PROYECTOS DE INVESTIGACIÓN EN LOS SECTORES ENERGÉTICO, SALUD, DEFENSA, SEGURIDAD, AGRÍCOLA, TRANSPORTE Y EDUCACIÓN.

UNIDAD DE MEDIDA: ACOMPAÑAMIENTO **META:** 17

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN EN CIENCIA Y TECNOLOGIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.000**	**0**	**0**	**0**	**0**	0	**30.000**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**142.450**	**0**	**0**	**0**	**0**	0	**142.450**
403	07	00	00	Servicios de información, impresión y relaciones públicas	35.312	0	0	0	0	0	35.312
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	07	03	00	Relaciones sociales	15.312	0	0	0	0	0	15.312
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	17.138	0	0	0	0	0	17.138
403	18	01	00	Impuesto al valor agregado	17.138	0	0	0	0	0	17.138
				Totales	**172.450**	**0**	**0**	**0**	**0**	0	**172.450**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116679 560109000 DIVULGAR LOS LOGROS DEL MINISTERIO DEL PODER POPULAR PARA CIENCIA, TECNOLOGÍA E INNOVACIÓN EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO.

OBJETIVO DEL PROYECTO: DIFUNDIR Y RECONOCER LAS ACTIVIDADES EN CIENCIA, TECNOLOGÍA, INNOVACIÓN, A TRAVÉS DE LA APLICACIÓN DE POLÍTICAS Y PLANES COMUNICACIONALES QUE PERMITAN VISIBILIZAR EL CONOCIMIENTO, LOS LOGROS Y APROPIACIÓN SOCIAL A LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN E INFORMACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**543.500**	0	0	0	0	0	**543.500**
402	01	00	00	Productos alimenticios y agropecuarios	186.000	0	0	0	0	0	186.000
402	01	01	00	Alimentos y bebidas para personas	186.000	0	0	0	0	0	186.000
402	05	00	00	Productos de papel, cartón e impresos	52.000	0	0	0	0	0	52.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	52.000	0	0	0	0	0	52.000
402	10	00	00	Productos varios y útiles diversos	286.000	0	0	0	0	0	286.000
402	10	06	00	Condecoraciones, ofrendas y similares	13.000	0	0	0	0	0	13.000
402	10	08	00	Materiales para equipos de computación	208.000	0	0	0	0	0	208.000
402	10	11	00	Materiales eléctricos	39.000	0	0	0	0	0	39.000
402	10	13	00	Materiales fotográficos	26.000	0	0	0	0	0	26.000
402	99	00	00	Otros materiales y suministros	19.500	0	0	0	0	0	19.500
402	99	01	00	Otros materiales y suministros	19.500	0	0	0	0	0	19.500
403	00	00	00	**Servicios no personales**	**2.718.500**	0	0	0	0	0	**2.718.500**
403	02	00	00	Alquileres de maquinaria y equipos	220.000	0	0	0	0	0	220.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	175.000	0	0	0	0	0	175.000
403	02	99	00	Alquileres de otras maquinaria y equipos	45.000	0	0	0	0	0	45.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.606.227	0	0	0	0	0	1.606.227
403	07	01	00	Publicidad y propaganda	813.000	0	0	0	0	0	813.000
403	07	02	00	Imprenta y reproducción	597.000	0	0	0	0	0	597.000
403	07	03	00	Relaciones sociales	169.980	0	0	0	0	0	169.980
403	07	04	00	Avisos	26.247	0	0	0	0	0	26.247
403	09	00	00	Viáticos y pasajes	261.144	0	0	0	0	0	261.144
403	09	01	00	Viáticos y pasajes dentro del país	261.144	0	0	0	0	0	261.144
403	10	00	00	Servicios profesionales y técnicos	143.000	0	0	0	0	0	143.000
403	10	99	00	Otros servicios profesionales y técnicos	143.000	0	0	0	0	0	143.000
403	18	00	00	Impuestos indirectos	390.571	0	0	0	0	0	390.571
403	18	01	00	Impuesto al valor agregado	390.571	0	0	0	0	0	390.571
403	99	00	00	Otros servicios no personales	97.558	0	0	0	0	0	97.558

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116679 560109000 DIVULGAR LOS LOGROS DEL MINISTERIO DEL PODER POPULAR PARA CIENCIA, TECNOLOGÍA E INNOVACIÓN EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO.

OBJETIVO DEL PROYECTO: DIFUNDIR Y RECONOCER LAS ACTIVIDADES EN CIENCIA, TECNOLOGÍA, INNOVACIÓN, A TRAVÉS DE LA APLICACIÓN DE POLÍTICAS Y PLANES COMUNICACIONALES QUE PERMITAN VISIBILIZAR EL CONOCIMIENTO, LOS LOGROS Y APROPIACIÓN SOCIAL A LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN E INFORMACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	97.558	0	0	0	0	0	97.558
404	**00**	**00**	**00**	**Activos reales**	**238.000**	**0**	**0**	**0**	**0**	**0**	**238.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	65.000	0	0	0	0	0	65.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	65.000	0	0	0	0	0	65.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	39.000	0	0	0	0	0	39.000
404	05	01	00	Equipos de telecomunicaciones	39.000	0	0	0	0	0	39.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	39.000	0	0	0	0	0	39.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	39.000	0	0	0	0	0	39.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	95.000	0	0	0	0	0	95.000
404	09	02	00	Equipos de computación	95.000	0	0	0	0	0	95.000
				Totales	**3.500.000**	**0**	**0**	**0**	**0**	**0**	**3.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116679 560109000 DIVULGAR LOS LOGROS DEL MINISTERIO DEL PODER POPULAR PARA CIENCIA, TECNOLOGÍA E INNOVACIÓN EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO.

OBJETIVO DEL PROYECTO: DIFUNDIR Y RECONOCER LAS ACTIVIDADES EN CIENCIA, TECNOLOGÍA, INNOVACIÓN, A TRAVÉS DE LA APLICACIÓN DE POLÍTICAS Y PLANES COMUNICACIONALES QUE PERMITAN VISIBILIZAR EL CONOCIMIENTO, LOS LOGROS Y APROPIACIÓN SOCIAL A LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN E INFORMACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116679 560109000 DIVULGAR LOS LOGROS DEL MINISTERIO DEL PODER POPULAR PARA CIENCIA, TECNOLOGÍA E INNOVACIÓN EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO.

OBJETIVO DEL PROYECTO: DIFUNDIR Y RECONOCER LAS ACTIVIDADES EN CIENCIA, TECNOLOGÍA, INNOVACIÓN, A TRAVÉS DE LA APLICACIÓN DE POLÍTICAS Y PLANES COMUNICACIONALES QUE PERMITAN VISIBILIZAR EL CONOCIMIENTO, LOS LOGROS Y APROPIACIÓN SOCIAL A LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN E INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560109001 IMPLEMENTAR ESTRATEGIAS PARA LA DIFUSIÓN DE LOS LOGROS DEL MPPCTI A TRAVÉS DE MEDIOS NO CONVENCIONALES

UNIDAD DE MEDIDA: BOLETÍN INFORMATIVO **META:** 20

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN E INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**160.160**	**0**	**0**	**0**	**0**	**0**	**160.160**
403	07	00	00	Servicios de información, impresión y relaciones públicas	104.000	0	0	0	0	0	104.000
403	07	02	00	Imprenta y reproducción	104.000	0	0	0	0	0	104.000
403	09	00	00	Viáticos y pasajes	39.000	0	0	0	0	0	39.000
403	09	01	00	Viáticos y pasajes dentro del país	39.000	0	0	0	0	0	39.000
403	18	00	00	Impuestos indirectos	17.160	0	0	0	0	0	17.160
403	18	01	00	Impuesto al valor agregado	17.160	0	0	0	0	0	17.160
				Totales	**160.160**	**0**	**0**	**0**	**0**	**0**	**160.160**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116679 560109000 DIVULGAR LOS LOGROS DEL MINISTERIO DEL PODER POPULAR PARA CIENCIA, TECNOLOGÍA E INNOVACIÓN EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO.

OBJETIVO DEL PROYECTO: DIFUNDIR Y RECONOCER LAS ACTIVIDADES EN CIENCIA, TECNOLOGÍA, INNOVACIÓN, A TRAVÉS DE LA APLICACIÓN DE POLÍTICAS Y PLANES COMUNICACIONALES QUE PERMITAN VISIBILIZAR EL CONOCIMIENTO, LOS LOGROS Y APROPIACIÓN SOCIAL A LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN E INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560109002 DIVULGAR INFORMACIÓN Y CONOCIMIENTO SOBRE LA GESTIÓN Y LOGROS DE CADA UNO DE LOS EJES DE ACCIÓN DEL MPPCTI

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 1.700

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN E INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**194.640**	**0**	**0**	**0**	**0**	**0**	**194.640**
403	07	00	00	Servicios de información, impresión y relaciones públicas	142.000	0	0	0	0	0	142.000
403	07	02	00	Imprenta y reproducción	142.000	0	0	0	0	0	142.000
403	09	00	00	Viáticos y pasajes	14.144	0	0	0	0	0	14.144
403	09	01	00	Viáticos y pasajes dentro del país	14.144	0	0	0	0	0	14.144
403	18	00	00	Impuestos indirectos	15.140	0	0	0	0	0	15.140
403	18	01	00	Impuesto al valor agregado	15.140	0	0	0	0	0	15.140
403	99	00	00	Otros servicios no personales	23.356	0	0	0	0	0	23.356
403	99	01	00	Otros servicios no personales	23.356	0	0	0	0	0	23.356
				Totales	**194.640**	**0**	**0**	**0**	**0**	**0**	**194.640**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116679 560109000 DIVULGAR LOS LOGROS DEL MINISTERIO DEL PODER POPULAR PARA CIENCIA, TECNOLOGÍA E INNOVACIÓN EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO.

OBJETIVO DEL PROYECTO: DIFUNDIR Y RECONOCER LAS ACTIVIDADES EN CIENCIA, TECNOLOGÍA, INNOVACIÓN, A TRAVÉS DE LA APLICACIÓN DE POLÍTICAS Y PLANES COMUNICACIONALES QUE PERMITAN VISIBILIZAR EL CONOCIMIENTO, LOS LOGROS Y APROPIACIÓN SOCIAL A LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN E INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560109003 DISEÑAR Y PONER EN MARCHA ESTRATEGIAS COMUNICACIONALES PARA LA DIFUSIÓN DE LOS LOGROS DE LA GESTIÓN

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN E INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**784.320**	**0**	**0**	**0**	**0**	**0**	**784.320**
403	07	00	00	Servicios de información, impresión y relaciones públicas	590.000	0	0	0	0	0	590.000
403	07	01	00	Publicidad y propaganda	590.000	0	0	0	0	0	590.000
403	09	00	00	Viáticos y pasajes	39.000	0	0	0	0	0	39.000
403	09	01	00	Viáticos y pasajes dentro del país	39.000	0	0	0	0	0	39.000
403	10	00	00	Servicios profesionales y técnicos	39.000	0	0	0	0	0	39.000
403	10	99	00	Otros servicios profesionales y técnicos	39.000	0	0	0	0	0	39.000
403	18	00	00	Impuestos indirectos	94.118	0	0	0	0	0	94.118
403	18	01	00	Impuesto al valor agregado	94.118	0	0	0	0	0	94.118
403	99	00	00	Otros servicios no personales	22.202	0	0	0	0	0	22.202
403	99	01	00	Otros servicios no personales	22.202	0	0	0	0	0	22.202
				Totales	**784.320**	**0**	**0**	**0**	**0**	**0**	**784.320**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116679 560109000 DIVULGAR LOS LOGROS DEL MINISTERIO DEL PODER POPULAR PARA CIENCIA, TECNOLOGÍA E INNOVACIÓN EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO.

OBJETIVO DEL PROYECTO: DIFUNDIR Y RECONOCER LAS ACTIVIDADES EN CIENCIA, TECNOLOGÍA, INNOVACIÓN, A TRAVÉS DE LA APLICACIÓN DE POLÍTICAS Y PLANES COMUNICACIONALES QUE PERMITAN VISIBILIZAR EL CONOCIMIENTO, LOS LOGROS Y APROPIACIÓN SOCIAL A LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN E INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560109004 PRODUCIR AUDIOVISUALES QUE FORTALEZCAN LA IMAGEN INSTITUCIONAL DEL MPPCTI, ASÍ COMO LOS AVANCES EN MATERIA CIENTÍFICA, TECNOLÓGICA E INNOVACIÓN NACIONAL

UNIDAD DE MEDIDA: PRODUCTO **META:** 300

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN E INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**162.500**	**0**	**0**	**0**	**0**	**0**	**162.500**
402	10	00	00	Productos varios y útiles diversos	143.000	0	0	0	0	0	143.000
402	10	08	00	Materiales para equipos de computación	78.000	0	0	0	0	0	78.000
402	10	11	00	Materiales eléctricos	39.000	0	0	0	0	0	39.000
402	10	13	00	Materiales fotográficos	26.000	0	0	0	0	0	26.000
402	99	00	00	Otros materiales y suministros	19.500	0	0	0	0	0	19.500
402	99	01	00	Otros materiales y suministros	19.500	0	0	0	0	0	19.500
403	**00**	**00**	**00**	**Servicios no personales**	**273.220**	**0**	**0**	**0**	**0**	**0**	**273.220**
403	09	00	00	Viáticos y pasajes	130.000	0	0	0	0	0	130.000
403	09	01	00	Viáticos y pasajes dentro del país	130.000	0	0	0	0	0	130.000
403	10	00	00	Servicios profesionales y técnicos	39.000	0	0	0	0	0	39.000
403	10	99	00	Otros servicios profesionales y técnicos	39.000	0	0	0	0	0	39.000
403	18	00	00	Impuestos indirectos	65.220	0	0	0	0	0	65.220
403	18	01	00	Impuesto al valor agregado	65.220	0	0	0	0	0	65.220
403	99	00	00	Otros servicios no personales	39.000	0	0	0	0	0	39.000
403	99	01	00	Otros servicios no personales	39.000	0	0	0	0	0	39.000
404	**00**	**00**	**00**	**Activos reales**	**173.000**	**0**	**0**	**0**	**0**	**0**	**173.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	65.000	0	0	0	0	0	65.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	65.000	0	0	0	0	0	65.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	39.000	0	0	0	0	0	39.000
404	05	01	00	Equipos de telecomunicaciones	39.000	0	0	0	0	0	39.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	39.000	0	0	0	0	0	39.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	39.000	0	0	0	0	0	39.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116679 560109000 DIVULGAR LOS LOGROS DEL MINISTERIO DEL PODER POPULAR PARA CIENCIA, TECNOLOGÍA E INNOVACIÓN EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO.

OBJETIVO DEL PROYECTO: DIFUNDIR Y RECONOCER LAS ACTIVIDADES EN CIENCIA, TECNOLOGÍA, INNOVACIÓN, A TRAVÉS DE LA APLICACIÓN DE POLÍTICAS Y PLANES COMUNICACIONALES QUE PERMITAN VISIBILIZAR EL CONOCIMIENTO, LOS LOGROS Y APROPIACIÓN SOCIAL A LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN E INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560109004 PRODUCIR AUDIOVISUALES QUE FORTALEZCAN LA IMAGEN INSTITUCIONAL DEL MPPCTI, ASÍ COMO LOS AVANCES EN MATERIA CIENTÍFICA, TECNOLÓGICA E INNOVACIÓN NACIONAL

UNIDAD DE MEDIDA: PRODUCTO **META:** 300

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN E INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	30.000	0	0	0	0	0	30.000
				Totales	**608.720**	**0**	**0**	**0**	**0**	**0**	**608.720**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116679 560109000 DIVULGAR LOS LOGROS DEL MINISTERIO DEL PODER POPULAR PARA CIENCIA, TECNOLOGÍA E INNOVACIÓN EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO.

OBJETIVO DEL PROYECTO: DIFUNDIR Y RECONOCER LAS ACTIVIDADES EN CIENCIA, TECNOLOGÍA, INNOVACIÓN, A TRAVÉS DE LA APLICACIÓN DE POLÍTICAS Y PLANES COMUNICACIONALES QUE PERMITAN VISIBILIZAR EL CONOCIMIENTO, LOS LOGROS Y APROPIACIÓN SOCIAL A LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN E INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560109005 EXHIBIR EL USO SOCIAL DE LA CIENCIA Y LA TECNOLOGÍA EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: EXHIBICIÓN **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN E INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.000**	**0**	**0**	**0**	**0**	0	**26.000**
402	01	00	00	Productos alimenticios y agropecuarios	26.000	0	0	0	0	0	26.000
402	01	01	00	Alimentos y bebidas para personas	26.000	0	0	0	0	0	26.000
403	**00**	**00**	**00**	**Servicios no personales**	**112.320**	**0**	**0**	**0**	**0**	0	**112.320**
403	07	00	00	Servicios de información, impresión y relaciones públicas	65.000	0	0	0	0	0	65.000
403	07	02	00	Imprenta y reproducción	26.000	0	0	0	0	0	26.000
403	07	03	00	Relaciones sociales	39.000	0	0	0	0	0	39.000
403	10	00	00	Servicios profesionales y técnicos	26.000	0	0	0	0	0	26.000
403	10	99	00	Otros servicios profesionales y técnicos	26.000	0	0	0	0	0	26.000
403	18	00	00	Impuestos indirectos	14.820	0	0	0	0	0	14.820
403	18	01	00	Impuesto al valor agregado	14.820	0	0	0	0	0	14.820
403	99	00	00	Otros servicios no personales	6.500	0	0	0	0	0	6.500
403	99	01	00	Otros servicios no personales	6.500	0	0	0	0	0	6.500
				Totales	**138.320**	**0**	**0**	**0**	**0**	0	**138.320**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116679 560109000 DIVULGAR LOS LOGROS DEL MINISTERIO DEL PODER POPULAR PARA CIENCIA, TECNOLOGÍA E INNOVACIÓN EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO.

OBJETIVO DEL PROYECTO: DIFUNDIR Y RECONOCER LAS ACTIVIDADES EN CIENCIA, TECNOLOGÍA, INNOVACIÓN, A TRAVÉS DE LA APLICACIÓN DE POLÍTICAS Y PLANES COMUNICACIONALES QUE PERMITAN VISIBILIZAR EL CONOCIMIENTO, LOS LOGROS Y APROPIACIÓN SOCIAL A LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN E INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560109006 ORGANIZAR EVENTOS NACIONALES E INTERNACIONALES QUE FACILITEN LA APROPIACIÓN SOCIAL DE LA CIENCIA, LA TECNOLOGÍA Y LA INNOVACIÓN

UNIDAD DE MEDIDA: EVENTO ORGANIZADO **META:** 35

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN E INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**173.000**	**0**	**0**	**0**	**0**	0	**173.000**
402	01	00	00	Productos alimenticios y agropecuarios	160.000	0	0	0	0	0	160.000
402	01	01	00	Alimentos y bebidas para personas	160.000	0	0	0	0	0	160.000
402	10	00	00	Productos varios y útiles diversos	13.000	0	0	0	0	0	13.000
402	10	06	00	Condecoraciones, ofrendas y similares	13.000	0	0	0	0	0	13.000
403	00	00	00	**Servicios no personales**	**698.280**	**0**	**0**	**0**	**0**	0	**698.280**
403	02	00	00	Alquileres de maquinaria y equipos	90.000	0	0	0	0	0	90.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	45.000	0	0	0	0	0	45.000
403	02	99	00	Alquileres de otras maquinaria y equipos	45.000	0	0	0	0	0	45.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	419.227	0	0	0	0	0	419.227
403	07	01	00	Publicidad y propaganda	197.000	0	0	0	0	0	197.000
403	07	02	00	Imprenta y reproducción	130.000	0	0	0	0	0	130.000
403	07	03	00	Relaciones sociales	65.980	0	0	0	0	0	65.980
403	07	04	00	Avisos	26.247	0	0	0	0	0	26.247
403	09	00	00	Viáticos y pasajes	39.000	0	0	0	0	0	39.000
403	09	01	00	Viáticos y pasajes dentro del país	39.000	0	0	0	0	0	39.000
403	10	00	00	Servicios profesionales y técnicos	39.000	0	0	0	0	0	39.000
403	10	99	00	Otros servicios profesionales y técnicos	39.000	0	0	0	0	0	39.000
403	18	00	00	Impuestos indirectos	104.553	0	0	0	0	0	104.553
403	18	01	00	Impuesto al valor agregado	104.553	0	0	0	0	0	104.553
403	99	00	00	Otros servicios no personales	6.500	0	0	0	0	0	6.500
403	99	01	00	Otros servicios no personales	6.500	0	0	0	0	0	6.500
				Totales	**871.280**	**0**	**0**	**0**	**0**	0	**871.280**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116679 560109000 DIVULGAR LOS LOGROS DEL MINISTERIO DEL PODER POPULAR PARA CIENCIA, TECNOLOGÍA E INNOVACIÓN EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO.

OBJETIVO DEL PROYECTO: DIFUNDIR Y RECONOCER LAS ACTIVIDADES EN CIENCIA, TECNOLOGÍA, INNOVACIÓN, A TRAVÉS DE LA APLICACIÓN DE POLÍTICAS Y PLANES COMUNICACIONALES QUE PERMITAN VISIBILIZAR EL CONOCIMIENTO, LOS LOGROS Y APROPIACIÓN SOCIAL A LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN E INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560109007 CONSTRUCCIÓN DE UNA IDENTIDAD COLECTIVA DE LOS TRABAJADORES DEL MPPCTI

UNIDAD DE MEDIDA: DISEÑO **META:** 580

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN E INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**182.000**	**0**	**0**	**0**	**0**	**0**	**182.000**
402	05	00	00	Productos de papel, cartón e impresos	52.000	0	0	0	0	0	52.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	52.000	0	0	0	0	0	52.000
402	10	00	00	Productos varios y útiles diversos	130.000	0	0	0	0	0	130.000
402	10	08	00	Materiales para equipos de computación	130.000	0	0	0	0	0	130.000
403	**00**	**00**	**00**	**Servicios no personales**	**495.560**	**0**	**0**	**0**	**0**	**0**	**495.560**
403	02	00	00	Alquileres de maquinaria y equipos	130.000	0	0	0	0	0	130.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	130.000	0	0	0	0	0	130.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	286.000	0	0	0	0	0	286.000
403	07	01	00	Publicidad y propaganda	26.000	0	0	0	0	0	26.000
403	07	02	00	Imprenta y reproducción	195.000	0	0	0	0	0	195.000
403	07	03	00	Relaciones sociales	65.000	0	0	0	0	0	65.000
403	18	00	00	Impuestos indirectos	79.560	0	0	0	0	0	79.560
403	18	01	00	Impuesto al valor agregado	79.560	0	0	0	0	0	79.560
404	**00**	**00**	**00**	**Activos reales**	**65.000**	**0**	**0**	**0**	**0**	**0**	**65.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	65.000	0	0	0	0	0	65.000
404	09	02	00	Equipos de computación	65.000	0	0	0	0	0	65.000
				Totales	**742.560**	**0**	**0**	**0**	**0**	**0**	**742.560**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116681 560110000 SISTEMA INTEGRADO DE INDICADORES DE RESULTADO E IMPACTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE CIENCIA, TECNOLOGÍA E INNOVACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA PRODUCCIÓN DE INFORMACIÓN CON FINES ESTADÍSTICOS, REFERENTE A LA EJECUCIÓN E IMPACTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE CIENCIA, TECNOLOGÍA E INNOVACIÓN.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLITÍCAS PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
402	01	00	00	Productos alimenticios y agropecuarios	90.000	0	0	0	0	0	90.000
402	01	01	00	Alimentos y bebidas para personas	90.000	0	0	0	0	0	90.000
402	05	00	00	Productos de papel, cartón e impresos	30.000	0	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	80.000	0	0	0	0	0	80.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	40.000	0	0	0	0	0	40.000
402	10	08	00	Materiales para equipos de computación	40.000	0	0	0	0	0	40.000
403	**00**	**00**	**00**	**Servicios no personales**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
403	02	00	00	Alquileres de maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	02	99	00	Alquileres de otras maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	03	00	00	Derechos sobre bienes intangibles	15.000	0	0	0	0	0	15.000
403	03	03	00	Paquetes y programas de computación	15.000	0	0	0	0	0	15.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	75.000	0	0	0	0	0	75.000
403	07	02	00	Imprenta y reproducción	75.000	0	0	0	0	0	75.000
403	09	00	00	Viáticos y pasajes	110.000	0	0	0	0	0	110.000
403	09	01	00	Viáticos y pasajes dentro del país	110.000	0	0	0	0	0	110.000
403	18	00	00	Impuestos indirectos	50.000	0	0	0	0	0	50.000
403	18	01	00	Impuesto al valor agregado	50.000	0	0	0	0	0	50.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116681 560110000 SISTEMA INTEGRADO DE INDICADORES DE RESULTADO E IMPACTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE CIENCIA, TECNOLOGÍA E INNOVACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA PRODUCCIÓN DE INFORMACIÓN CON FINES ESTADÍSTICOS, REFERENTE A LA EJECUCIÓN E IMPACTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE CIENCIA, TECNOLOGÍA E INNOVACIÓN.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLITÍCAS PÚBLICA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **PROYECTO:** 116681 560110000 SISTEMA INTEGRADO DE INDICADORES DE RESULTADO E IMPACTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE CIENCIA, TECNOLOGÍA E INNOVACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA PRODUCCIÓN DE INFORMACIÓN CON FINES ESTADÍSTICOS, REFERENTE A LA EJECUCIÓN E IMPACTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE CIENCIA, TECNOLOGÍA E INNOVACIÓN.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLITÍCAS PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560110001 DISEÑO E IMPLEMENTACIÓN DE UN SISTEMA DE INFORMACIÓN ESTADÍSTICA

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLITÍCAS PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**90.000**	**0**	**0**	**0**	**0**	**0**	**90.000**
402	01	00	00	Productos alimenticios y agropecuarios	45.000	0	0	0	0	0	45.000
402	01	01	00	Alimentos y bebidas para personas	45.000	0	0	0	0	0	45.000
402	05	00	00	Productos de papel, cartón e impresos	15.000	0	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	30.000	0	0	0	0	0	30.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**75.000**	**0**	**0**	**0**	**0**	**0**	**75.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.000	0	0	0	0	0	25.000
403	07	02	00	Imprenta y reproducción	25.000	0	0	0	0	0	25.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
				Totales	**165.000**	**0**	**0**	**0**	**0**	**0**	**165.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116681 560110000 SISTEMA INTEGRADO DE INDICADORES DE RESULTADO E IMPACTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE CIENCIA, TECNOLOGÍA E INNOVACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA PRODUCCIÓN DE INFORMACIÓN CON FINES ESTADÍSTICOS, REFERENTE A LA EJECUCIÓN E IMPACTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE CIENCIA, TECNOLOGÍA E INNOVACIÓN.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLITÍCAS PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560110002 DISEÑO Y PUESTA EN MARCHA DE IV ENCUESTA NACIONAL DE PERCEPCIÓN PÚBLICA DE LA CIENCIA, CULTURA CIENTÍFICA Y PARTICIPACIÓN CIUDADANA.

UNIDAD DE MEDIDA: ENCUESTA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLITÍCAS PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**110.000**	**0**	**0**	**0**	**0**	**0**	**110.000**
402	01	00	00	Productos alimenticios y agropecuarios	45.000	0	0	0	0	0	45.000
402	01	01	00	Alimentos y bebidas para personas	45.000	0	0	0	0	0	45.000
402	05	00	00	Productos de papel, cartón e impresos	15.000	0	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**225.000**	**0**	**0**	**0**	**0**	**0**	**225.000**
403	02	00	00	Alquileres de maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	02	99	00	Alquileres de otras maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	03	00	00	Derechos sobre bienes intangibles	15.000	0	0	0	0	0	15.000
403	03	03	00	Paquetes y programas de computación	15.000	0	0	0	0	0	15.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	50.000	0	0	0	0	0	50.000
403	18	01	00	Impuesto al valor agregado	50.000	0	0	0	0	0	50.000
				Totales	**335.000**	**0**	**0**	**0**	**0**	**0**	**335.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116683 560111000 FOMENTO A LA INVENTIVA TECNOLÓGICA NACIONAL PERMITIENDO UNA PARTICIPACIÓN PROTAGÓNICA DE LOS INNOVADORES Y TECNÓLOGOS EN EL DESARROLLO DE LAS REDES SOCIO-PRODUCTIVAS DE LA NACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR LA INVENTIVA TECNOLÓGICA NACIONAL APOYANDO A LOS INNOVADORES E INNOVADORAS O TECNÓLOGOS Y TECNÓLOGAS EN EL DESARROLLO DE SUS PROTOTIPOS PARA PRODUCIR BIENES Y SERVICIOS QUE IMPULSEN LA GENERACIÓN DE PROYECTOS SOCIO-PRODUCTIVOS QUE GARANTICEN UNA MEJOR CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PROTOTIPO **META:** 100

RESPONSABLE/EJECUTOR: DIRECCCIÓN GENERAL DE INNOVACIÓN EN CIENCIA Y TECNOLOGÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**160.000**	**0**	**0**	**0**	**0**	**0**	**160.000**
402	01	00	00	Productos alimenticios y agropecuarios	160.000	0	0	0	0	0	160.000
402	01	01	00	Alimentos y bebidas para personas	160.000	0	0	0	0	0	160.000
403	**00**	**00**	**00**	**Servicios no personales**	**540.000**	**0**	**0**	**0**	**0**	**0**	**540.000**
403	01	00	00	Alquileres de inmuebles	10.000	0	0	0	0	0	10.000
403	01	01	00	Alquileres de edificios y locales	10.000	0	0	0	0	0	10.000
403	06	00	00	Servicios de transporte y almacenaje	55.000	0	0	0	0	0	55.000
403	06	01	00	Fletes y embalajes	55.000	0	0	0	0	0	55.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	283.000	0	0	0	0	0	283.000
403	07	03	00	Relaciones sociales	283.000	0	0	0	0	0	283.000
403	09	00	00	Viáticos y pasajes	80.000	0	0	0	0	0	80.000
403	09	01	00	Viáticos y pasajes dentro del país	80.000	0	0	0	0	0	80.000
403	18	00	00	Impuestos indirectos	52.000	0	0	0	0	0	52.000
403	18	01	00	Impuesto al valor agregado	52.000	0	0	0	0	0	52.000
403	99	00	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000
403	99	01	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000
				Totales	**700.000**	**0**	**0**	**0**	**0**	**0**	**700.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116683 560111000 FOMENTO A LA INVENTIVA TECNOLÓGICA NACIONAL PERMITIENDO UNA PARTICIPACIÓN PROTAGÓNICA DE LOS INNOVADORES Y TECNÓLOGOS EN EL DESARROLLO DE LAS REDES SOCIO-PRODUCTIVAS DE LA NACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR LA INVENTIVA TECNOLÓGICA NACIONAL APOYANDO A LOS INNOVADORES E INNOVADORAS O TECNÓLOGOS Y TECNÓLOGAS EN EL DESARROLLO DE SUS PROTOTIPOS PARA PRODUCIR BIENES Y SERVICIOS QUE IMPULSEN LA GENERACIÓN DE PROYECTOS SOCIO-PRODUCTIVOS QUE GARANTICEN UNA MEJOR CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PROTOTIPO **META:** 100

RESPONSABLE/EJECUTOR: DIRECCCIÓN GENERAL DE INNOVACIÓN EN CIENCIA Y TECNOLOGÍA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116683 560111000 FOMENTO A LA INVENTIVA TECNOLÓGICA NACIONAL PERMITIENDO UNA PARTICIPACIÓN PROTAGÓNICA DE LOS INNOVADORES Y TECNÓLOGOS EN EL DESARROLLO DE LAS REDES SOCIO-PRODUCTIVAS DE LA NACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR LA INVENTIVA TECNOLÓGICA NACIONAL APOYANDO A LOS INNOVADORES E INNOVADORAS O TECNÓLOGOS Y TECNÓLOGAS EN EL DESARROLLO DE SUS PROTOTIPOS PARA PRODUCIR BIENES Y SERVICIOS QUE IMPULSEN LA GENERACIÓN DE PROYECTOS SOCIO-PRODUCTIVOS QUE GARANTICEN UNA MEJOR CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PROTOTIPO **META:** 100

RESPONSABLE/EJECUTOR: DIRECCCIÓN GENERAL DE INNOVACIÓN EN CIENCIA Y TECNOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560111001 EVALUACIÓN DE PROYECTOS PARA EL FINANCIAMIENTO DE PROTOTIPOS PARA PRODUCIR BIENES Y SERVICIOS QUE IMPULSEN LA GENERACIÓN DE PROYECTOS SOCIO-PRODUCTIVOS

UNIDAD DE MEDIDA: PROYECTO / REUNIÓN **META:** 20

RESPONSABLE/EJECUTOR: DIRECCCION GENERAL DE INNOVACIÓN EN CIENCIA Y TECNOLOGIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**80.000**	**0**	**0**	**0**	**0**	**0**	**80.000**
402	01	00	00	Productos alimenticios y agropecuarios	80.000	0	0	0	0	0	80.000
402	01	01	00	Alimentos y bebidas para personas	80.000	0	0	0	0	0	80.000
403	**00**	**00**	**00**	**Servicios no personales**	**180.000**	**0**	**0**	**0**	**0**	**0**	**180.000**
403	01	00	00	Alquileres de inmuebles	10.000	0	0	0	0	0	10.000
403	01	01	00	Alquileres de edificios y locales	10.000	0	0	0	0	0	10.000
403	06	00	00	Servicios de transporte y almacenaje	15.000	0	0	0	0	0	15.000
403	06	01	00	Fletes y embalajes	15.000	0	0	0	0	0	15.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	83.000	0	0	0	0	0	83.000
403	07	03	00	Relaciones sociales	83.000	0	0	0	0	0	83.000
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	22.000	0	0	0	0	0	22.000
403	18	01	00	Impuesto al valor agregado	22.000	0	0	0	0	0	22.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**260.000**	**0**	**0**	**0**	**0**	**0**	**260.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116683 560111000 FOMENTO A LA INVENTIVA TECNOLÓGICA NACIONAL PERMITIENDO UNA PARTICIPACIÓN PROTAGÓNICA DE LOS INNOVADORES Y TECNÓLOGOS EN EL DESARROLLO DE LAS REDES SOCIO-PRODUCTIVAS DE LA NACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR LA INVENTIVA TECNOLÓGICA NACIONAL APOYANDO A LOS INNOVADORES E INNOVADORAS O TECNÓLOGOS Y TECNÓLOGAS EN EL DESARROLLO DE SUS PROTOTIPOS PARA PRODUCIR BIENES Y SERVICIOS QUE IMPULSEN LA GENERACIÓN DE PROYECTOS SOCIO-PRODUCTIVOS QUE GARANTICEN UNA MEJOR CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PROTOTIPO **META:** 100

RESPONSABLE/EJECUTOR: DIRECCCIÓN GENERAL DE INNOVACIÓN EN CIENCIA Y TECNOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560111002 PROMOCIÓN DE EVENTOS PARA LA PARTICIPACIÓN DE LOS INNOVADORES E INNOVADORAS, TECNÓLOGOS Y TECNÓLOGAS, EN EL DESARROLLO DE LOS PROCESOS SOCIO-PRODUCTIVOS CON SUS PROTOTIPOS.

UNIDAD DE MEDIDA: EVENTO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCCIÓN GENERAL DE INNOVACIÓN EN CIENCIA Y TECNOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**80.000**	**0**	**0**	**0**	**0**	0	**80.000**
402	01	00	00	Productos alimenticios y agropecuarios	80.000	0	0	0	0	0	80.000
402	01	01	00	Alimentos y bebidas para personas	80.000	0	0	0	0	0	80.000
403	**00**	**00**	**00**	**Servicios no personales**	**360.000**	**0**	**0**	**0**	**0**	0	**360.000**
403	06	00	00	Servicios de transporte y almacenaje	40.000	0	0	0	0	0	40.000
403	06	01	00	Fletes y embalajes	40.000	0	0	0	0	0	40.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	200.000	0	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	30.000	0	0	0	0	0	30.000
403	18	01	00	Impuesto al valor agregado	30.000	0	0	0	0	0	30.000
403	99	00	00	Otros servicios no personales	40.000	0	0	0	0	0	40.000
403	99	01	00	Otros servicios no personales	40.000	0	0	0	0	0	40.000
				Totales	**440.000**	**0**	**0**	**0**	**0**	0	**440.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116684 560112000 ACTUALIZACIÓN Y MANTENIMIENTO DE LA ACADEMIA DE SOFTWARE LIBRE (ASL) A NIVEL NACIONAL, PARA EL FORTALECIMIENTO EN TECNOLOGÍAS LIBRES

OBJETIVO DEL PROYECTO: ACTUALIZAR LOS CONTENIDOS PRESENCIALES Y EN LINEA EN TECNOLOGÍAS LIBRES, ORIENTADOS AL ÁREA DE PROGRAMACIÓN, BASE DE DATOS, REDES, Y ENTORNOS WEB.

UNIDAD DE MEDIDA: CONTENIDOS INFORMÁTICOS **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACCESO Y USO A LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**80.000**	**0**	**0**	**0**	**0**	**0**	**80.000**
402	01	00	00	Productos alimenticios y agropecuarios	80.000	0	0	0	0	0	80.000
402	01	01	00	Alimentos y bebidas para personas	80.000	0	0	0	0	0	80.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.638.528**	**0**	**0**	**0**	**0**	**0**	**2.638.528**
403	07	00	00	Servicios de información, impresión y relaciones públicas	57.000	0	0	0	0	0	57.000
403	07	01	00	Publicidad y propaganda	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	42.000	0	0	0	0	0	42.000
403	09	00	00	Viáticos y pasajes	80.000	0	0	0	0	0	80.000
403	09	01	00	Viáticos y pasajes dentro del país	80.000	0	0	0	0	0	80.000
403	10	00	00	Servicios profesionales y técnicos	2.270.388	0	0	0	0	0	2.270.388
403	10	99	00	Otros servicios profesionales y técnicos	2.270.388	0	0	0	0	0	2.270.388
403	18	00	00	Impuestos indirectos	231.140	0	0	0	0	0	231.140
403	18	01	00	Impuesto al valor agregado	231.140	0	0	0	0	0	231.140
				Totales	**2.718.528**	**0**	**0**	**0**	**0**	**0**	**2.718.528**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116684 560112000 ACTUALIZACIÓN Y MANTENIMIENTO DE LA ACADEMIA DE SOFTWARE LIBRE (ASL) A NIVEL NACIONAL, PARA EL FORTALECIMIENTO EN TECNOLOGÍAS LIBRES

OBJETIVO DEL PROYECTO: ACTUALIZAR LOS CONTENIDOS PRESENCIALES Y EN LINEA EN TECNOLOGÍAS LIBRES, ORIENTADOS AL ÁREA DE PROGRAMACIÓN, BASE DE DATOS, REDES, Y ENTORNOS WEB.

UNIDAD DE MEDIDA: CONTENIDOS INFORMÁTICOS

META: 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACCESO Y USO A LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116684 560112000 ACTUALIZACIÓN Y MANTENIMIENTO DE LA ACADEMIA DE SOFTWARE LIBRE (ASL) A NIVEL NACIONAL, PARA EL FORTALECIMIENTO EN TECNOLOGÍAS LIBRES

OBJETIVO DEL PROYECTO: ACTUALIZAR LOS CONTENIDOS PRESENCIALES Y EN LINEA EN TECNOLOGÍAS LIBRES, ORIENTADOS AL ÁREA DE PROGRAMACIÓN, BASE DE DATOS, REDES, Y ENTORNOS WEB.

UNIDAD DE MEDIDA: CONTENIDOS INFORMÁTICOS **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACCESO Y USO A LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560112001 AMPLIACIÓN Y PROMOCIÓN DE SEDES DE ASL A NIVEL NACIONAL

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 3

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE ACCESO Y USO A LAS TECNOLOGIAS DE INFORMACIÓN Y COMUNICACION

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.000**	**0**	**0**	**0**	**0**	**0**	**15.000**
402	01	00	00	Productos alimenticios y agropecuarios	15.000	0	0	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**342.000**	**0**	**0**	**0**	**0**	**0**	**342.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	57.000	0	0	0	0	0	57.000
403	07	01	00	Publicidad y propaganda	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	42.000	0	0	0	0	0	42.000
403	09	00	00	Viáticos y pasajes	45.000	0	0	0	0	0	45.000
403	09	01	00	Viáticos y pasajes dentro del país	45.000	0	0	0	0	0	45.000
403	10	00	00	Servicios profesionales y técnicos	180.000	0	0	0	0	0	180.000
403	10	99	00	Otros servicios profesionales y técnicos	180.000	0	0	0	0	0	180.000
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	0	60.000
				Totales	**357.000**	**0**	**0**	**0**	**0**	**0**	**357.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116684 560112000 ACTUALIZACIÓN Y MANTENIMIENTO DE LA ACADEMIA DE SOFTWARE LIBRE (ASL) A NIVEL NACIONAL, PARA EL FORTALECIMIENTO EN TECNOLOGÍAS LIBRES

OBJETIVO DEL PROYECTO: ACTUALIZAR LOS CONTENIDOS PRESENCIALES Y EN LINEA EN TECNOLOGÍAS LIBRES, ORIENTADOS AL ÁREA DE PROGRAMACIÓN, BASE DE DATOS, REDES, Y ENTORNOS WEB.

UNIDAD DE MEDIDA: CONTENIDOS INFORMÁTICOS **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACCESO Y USO A LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560112002 MANTENIMIENTO DE SEDES DE ASL A NIVEL NACIONAL

UNIDAD DE MEDIDA: CENTRO FORTALECIDO **META:** 24

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE ACCESO Y USO A LAS TECNOLOGIAS DE INFORMACIÓN Y COMUNICACION

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**60.000**	**0**	**0**	**0**	**0**	0	**60.000**
402	01	00	00	Productos alimenticios y agropecuarios	60.000	0	0	0	0	0	60.000
402	01	01	00	Alimentos y bebidas para personas	60.000	0	0	0	0	0	60.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.850.800**	**0**	**0**	**0**	**0**	0	**1.850.800**
403	09	00	00	Viáticos y pasajes	25.000	0	0	0	0	0	25.000
403	09	01	00	Viáticos y pasajes dentro del país	25.000	0	0	0	0	0	25.000
403	10	00	00	Servicios profesionales y técnicos	1.704.300	0	0	0	0	0	1.704.300
403	10	99	00	Otros servicios profesionales y técnicos	1.704.300	0	0	0	0	0	1.704.300
403	18	00	00	Impuestos indirectos	121.500	0	0	0	0	0	121.500
403	18	01	00	Impuesto al valor agregado	121.500	0	0	0	0	0	121.500
				Totales	**1.910.800**	**0**	**0**	**0**	**0**	0	**1.910.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116684 560112000 ACTUALIZACIÓN Y MANTENIMIENTO DE LA ACADEMIA DE SOFTWARE LIBRE (ASL) A NIVEL NACIONAL, PARA EL FORTALECIMIENTO EN TECNOLOGÍAS LIBRES

OBJETIVO DEL PROYECTO: ACTUALIZAR LOS CONTENIDOS PRESENCIALES Y EN LINEA EN TECNOLOGÍAS LIBRES, ORIENTADOS AL ÁREA DE PROGRAMACIÓN, BASE DE DATOS, REDES, Y ENTORNOS WEB.

UNIDAD DE MEDIDA: CONTENIDOS INFORMÁTICOS **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACCESO Y USO A LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560112003 ACTUALIZACIÓN DE LOS CONTENIDOS PRESENCIALES Y EN LÍNEA EN TECNOLOGÍAS LIBRES

UNIDAD DE MEDIDA: CONTENIDOS INFORMÁTICOS **META:** 6

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE ACCESO Y USO A LAS TECNOLOGIAS DE INFORMACIÓN Y COMUNICACION

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.000**	**0**	**0**	**0**	**0**	**0**	**5.000**
402	01	00	00	Productos alimenticios y agropecuarios	5.000	0	0	0	0	0	5.000
402	01	01	00	Alimentos y bebidas para personas	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**445.728**	**0**	**0**	**0**	**0**	**0**	**445.728**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	386.088	0	0	0	0	0	386.088
403	10	99	00	Otros servicios profesionales y técnicos	386.088	0	0	0	0	0	386.088
403	18	00	00	Impuestos indirectos	49.640	0	0	0	0	0	49.640
403	18	01	00	Impuesto al valor agregado	49.640	0	0	0	0	0	49.640
				Totales	**450.728**	**0**	**0**	**0**	**0**	**0**	**450.728**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116696 560113000 FORTALECIMIENTO DE LA CAPACIDAD INNOVADORA DE LAS REDES SOCIALISTAS DE INNOVACIÓN PRODUCTIVA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES PARA EL MEJORAMIENTO DE LA CALIDAD, INOCUIDAD, PRODUCTIVIDAD, DESARROLLO TECNOLÓGICO E INNOVACIÓN EN LOS PROCESOS DE PRODUCCIÓN Y TRANSFORMACIÓN DE BIENES Y SERVICIOS DE LAS REDES SOCIALISTAS DE INNOVACIÓN PRODUCTIVA.

UNIDAD DE MEDIDA: RED FORTALECIDA **META:** 300

RESPONSABLE/EJECUTOR: DIRECCCIÓN GENERAL DE INNOVACIÓN EN CIENCIA Y TECNOLOGÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**175.000**	**0**	**0**	**0**	**0**	**0**	**175.000**
402	01	00	00	Productos alimenticios y agropecuarios	130.000	0	0	0	0	0	130.000
402	01	01	00	Alimentos y bebidas para personas	130.000	0	0	0	0	0	130.000
402	03	00	00	Textiles y vestuarios	45.000	0	0	0	0	0	45.000
402	03	02	00	Prendas de vestir	45.000	0	0	0	0	0	45.000
403	**00**	**00**	**00**	**Servicios no personales**	**725.000**	**0**	**0**	**0**	**0**	**0**	**725.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	345.000	0	0	0	0	0	345.000
403	07	03	00	Relaciones sociales	345.000	0	0	0	0	0	345.000
403	09	00	00	Viáticos y pasajes	190.000	0	0	0	0	0	190.000
403	09	01	00	Viáticos y pasajes dentro del país	190.000	0	0	0	0	0	190.000
403	18	00	00	Impuestos indirectos	100.000	0	0	0	0	0	100.000
403	18	01	00	Impuesto al valor agregado	100.000	0	0	0	0	0	100.000
403	99	00	00	Otros servicios no personales	90.000	0	0	0	0	0	90.000
403	99	01	00	Otros servicios no personales	90.000	0	0	0	0	0	90.000
				Totales	**900.000**	**0**	**0**	**0**	**0**	**0**	**900.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116696 560113000 FORTALECIMIENTO DE LA CAPACIDAD INNOVADORA DE LAS REDES SOCIALISTAS DE INNOVACIÓN PRODUCTIVA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES PARA EL MEJORAMIENTO DE LA CALIDAD, INOCUIDAD, PRODUCTIVIDAD, DESARROLLO TECNOLÓGICO E INNOVACIÓN EN LOS PROCESOS DE PRODUCCIÓN Y TRANSFORMACIÓN DE BIENES Y SERVICIOS DE LAS REDES SOCIALISTAS DE INNOVACIÓN PRODUCTIVA.

UNIDAD DE MEDIDA: RED FORTALECIDA **META:** 300

RESPONSABLE/EJECUTOR: DIRECCCIÓN GENERAL DE INNOVACIÓN EN CIENCIA Y TECNOLOGÍA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116696 560113000 FORTALECIMIENTO DE LA CAPACIDAD INNOVADORA DE LAS REDES SOCIALISTAS DE INNOVACIÓN PRODUCTIVA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES PARA EL MEJORAMIENTO DE LA CALIDAD, INOCUIDAD, PRODUCTIVIDAD, DESARROLLO TECNOLÓGICO E INNOVACIÓN EN LOS PROCESOS DE PRODUCCIÓN Y TRANSFORMACIÓN DE BIENES Y SERVICIOS DE LAS REDES SOCIALISTAS DE INNOVACIÓN PRODUCTIVA.

UNIDAD DE MEDIDA: RED FORTALECIDA **META:** 300

RESPONSABLE/EJECUTOR: DIRECCCIÓN GENERAL DE INNOVACIÓN EN CIENCIA Y TECNOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560113001 REALIZACIÓN DE JORNADAS PARA PROMOVER LAS REDES SOCIALISTAS DE INNOVACIÓN PRODUCTIVA A NIVEL NACIONAL.

UNIDAD DE MEDIDA: JORNADA DE FORMACIÓN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCCION GENERAL DE INNOVACIÓN EN CIENCIA Y TECNOLOGIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**350.000**	**0**	**0**	**0**	**0**	**0**	**350.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	155.000	0	0	0	0	0	155.000
403	07	03	00	Relaciones sociales	155.000	0	0	0	0	0	155.000
403	09	00	00	Viáticos y pasajes	120.000	0	0	0	0	0	120.000
403	09	01	00	Viáticos y pasajes dentro del país	120.000	0	0	0	0	0	120.000
403	18	00	00	Impuestos indirectos	45.000	0	0	0	0	0	45.000
403	18	01	00	Impuesto al valor agregado	45.000	0	0	0	0	0	45.000
403	99	00	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000
403	99	01	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116696 560113000 FORTALECIMIENTO DE LA CAPACIDAD INNOVADORA DE LAS REDES SOCIALISTAS DE INNOVACIÓN PRODUCTIVA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES PARA EL MEJORAMIENTO DE LA CALIDAD, INOCUIDAD, PRODUCTIVIDAD, DESARROLLO TECNOLÓGICO E INNOVACIÓN EN LOS PROCESOS DE PRODUCCIÓN Y TRANSFORMACIÓN DE BIENES Y SERVICIOS DE LAS REDES SOCIALISTAS DE INNOVACIÓN PRODUCTIVA.

UNIDAD DE MEDIDA: RED FORTALECIDA **META:** 300

RESPONSABLE/EJECUTOR: DIRECCCIÓN GENERAL DE INNOVACIÓN EN CIENCIA Y TECNOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560113002 ARTICULACIÓN E INTEGRACIÓN DEL CONJUNTO DE ACTORES QUE CONFORMAN LAS REDES SOCIALISTAS DE INNOVACIÓN PRODUCTIVAS

UNIDAD DE MEDIDA: ENCUENTRO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCCION GENERAL DE INNOVACIÓN EN CIENCIA Y TECNOLOGIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**125.000**	0	0	0	0	0	**125.000**
402	01	00	00	Productos alimenticios y agropecuarios	80.000	0	0	0	0	0	80.000
402	01	01	00	Alimentos y bebidas para personas	80.000	0	0	0	0	0	80.000
402	03	00	00	Textiles y vestuarios	45.000	0	0	0	0	0	45.000
402	03	02	00	Prendas de vestir	45.000	0	0	0	0	0	45.000
403	**00**	**00**	**00**	**Servicios no personales**	**375.000**	0	0	0	0	0	**375.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	190.000	0	0	0	0	0	190.000
403	07	03	00	Relaciones sociales	190.000	0	0	0	0	0	190.000
403	09	00	00	Viáticos y pasajes	70.000	0	0	0	0	0	70.000
403	09	01	00	Viáticos y pasajes dentro del país	70.000	0	0	0	0	0	70.000
403	18	00	00	Impuestos indirectos	55.000	0	0	0	0	0	55.000
403	18	01	00	Impuesto al valor agregado	55.000	0	0	0	0	0	55.000
403	99	00	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000
403	99	01	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000
				Totales	**500.000**	0	0	0	0	0	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116699 560114000 FORTALECIMIENTO EN EL ACCESO Y USO DE LAS TECNOLOGÍAS DE INFORMACIÓN AVANZADAS EN LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN).

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES DEL MPPCTI Y SUS ENTES ADSCRITOS PARA LA IMPLANTACIÓN DE TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN AVANZADAS DE ALTO IMPACTO COMO TELEVISIÓN DIGITAL TERRESTRE, IPV6, BPM, INTELIGENCIA DE INFORMACIÓN Y DEFINIR UN MODELO DE UNIDADES PRODUCTIVAS QUE BRINDEN SOPORTE TÉCNICO EN TI

UNIDAD DE MEDIDA: CURSO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACCESO Y USO A LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**350.000**	**0**	**0**	**0**	**0**	**0**	**350.000**
403	10	00	00	Servicios profesionales y técnicos	304.000	0	0	0	0	0	304.000
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	0	200.000
403	10	99	00	Otros servicios profesionales y técnicos	104.000	0	0	0	0	0	104.000
403	18	00	00	Impuestos indirectos	46.000	0	0	0	0	0	46.000
403	18	01	00	Impuesto al valor agregado	46.000	0	0	0	0	0	46.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116699 560114000 FORTALECIMIENTO EN EL ACCESO Y USO DE LAS TECNOLOGÍAS DE INFORMACIÓN AVANZADAS EN LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN).

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES DEL MPPCTI Y SUS ENTES ADSCRITOS PARA LA IMPLANTACIÓN DE TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN AVANZADAS DE ALTO IMPACTO COMO TELEVISIÓN DIGITAL TERRESTRE, IPV6, BPM, INTELIGENCIA DE INFORMACIÓN Y DEFINIR UN MODELO DE UNIDADES PRODUCTIVAS QUE BRINDEN SOPORTE TÉCNICO EN TI

UNIDAD DE MEDIDA: CURSO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACCESO Y USO A LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116699 560114000 FORTALECIMIENTO EN EL ACCESO Y USO DE LAS TECNOLOGÍAS DE INFORMACIÓN AVANZADAS EN LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN).

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES DEL MPPCTI Y SUS ENTES ADSCRITOS PARA LA IMPLANTACIÓN DE TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN AVANZADAS DE ALTO IMPACTO COMO TELEVISIÓN DIGITAL TERRESTRE, IPV6, BPM, INTELIGENCIA DE INFORMACIÓN Y DEFINIR UN MODELO DE UNIDADES PRODUCTIVAS QUE BRINDEN SOPORTE TÉCNICO EN TI

UNIDAD DE MEDIDA: CURSO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACCESO Y USO A LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560114001 DESARROLLO DE CAPACIDADES INSTITUCIONALES EN LA IMPLANTACIÓN DE TECNOLOGÍAS AVANZADAS DE ALTO IMPACTO EN LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN)

UNIDAD DE MEDIDA: CURSO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE ACCESO Y USO A LAS TECNOLOGIAS DE INFORMACIÓN Y COMUNICACION

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	25.000	0	0	0	0	0	25.000
402	01	01	00	Alimentos y bebidas para personas	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**175.000**	**0**	**0**	**0**	**0**	**0**	**175.000**
403	10	00	00	Servicios profesionales y técnicos	152.000	0	0	0	0	0	152.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	52.000	0	0	0	0	0	52.000
403	18	00	00	Impuestos indirectos	23.000	0	0	0	0	0	23.000
403	18	01	00	Impuesto al valor agregado	23.000	0	0	0	0	0	23.000
				Totales	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116699 560114000 FORTALECIMIENTO EN EL ACCESO Y USO DE LAS TECNOLOGÍAS DE INFORMACIÓN AVANZADAS EN LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN).

OBJETIVO DEL PROYECTO: FORTALECER LAS CAPACIDADES DEL MPPCTI Y SUS ENTES ADSCRITOS PARA LA IMPLANTACIÓN DE TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN AVANZADAS DE ALTO IMPACTO COMO TELEVISIÓN DIGITAL TERRESTRE, IPV6, BPM, INTELIGENCIA DE INFORMACIÓN Y DEFINIR UN MODELO DE UNIDADES PRODUCTIVAS QUE BRINDEN SOPORTE TÉCNICO EN TI

UNIDAD DE MEDIDA: CURSO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACCESO Y USO A LAS TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560114002 DEFINICIÓN DE UN MODELO DE UNIDADES PRODUCTIVAS DE SOPORTE TÉCNICO DE TECNOLOGÍAS DE INFORMACIÓN EN LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN)

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE ACCESO Y USO A LAS TECNOLOGIAS DE INFORMACIÓN Y COMUNICACION

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	25.000	0	0	0	0	0	25.000
402	01	01	00	Alimentos y bebidas para personas	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**175.000**	**0**	**0**	**0**	**0**	0	**175.000**
403	10	00	00	Servicios profesionales y técnicos	152.000	0	0	0	0	0	152.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	52.000	0	0	0	0	0	52.000
403	18	00	00	Impuestos indirectos	23.000	0	0	0	0	0	23.000
403	18	01	00	Impuesto al valor agregado	23.000	0	0	0	0	0	23.000
				Totales	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116701 560115000 MODERNIZACIÓN Y FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MPPCTI. FASE II

OBJETIVO DEL PROYECTO: FORTALECER LA PLATAFORMA TECNOLÓGICA DEL MPPCTI, MEDIANTE SU ADECUACIÓN A LAS NUEVAS TENDENCIAS DE TIC, QUE PROPORCIONEN MAYOR EFECTIVIDAD A LOS SISTEMAS Y PROCESOS DE GESTIÓN INSTITUCIONAL.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TEGNOLOGÍAS DE INFORMACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.420.000**	**0**	**0**	**0**	**0**	**0**	**2.420.000**
402	01	00	00	Productos alimenticios y agropecuarios	470.000	0	0	0	0	0	470.000
402	01	01	00	Alimentos y bebidas para personas	470.000	0	0	0	0	0	470.000
402	10	00	00	Productos varios y útiles diversos	1.950.000	0	0	0	0	0	1.950.000
402	10	08	00	Materiales para equipos de computación	1.950.000	0	0	0	0	0	1.950.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.080.000**	**0**	**0**	**0**	**0**	**0**	**1.080.000**
403	10	00	00	Servicios profesionales y técnicos	950.000	0	0	0	0	0	950.000
403	10	03	00	Servicios de procesamiento de datos	950.000	0	0	0	0	0	950.000
403	18	00	00	Impuestos indirectos	130.000	0	0	0	0	0	130.000
403	18	01	00	Impuesto al valor agregado	130.000	0	0	0	0	0	130.000
404	**00**	**00**	**00**	**Activos reales**	**1.500.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	0	500.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	0	500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	0	1.000.000
404	09	02	00	Equipos de computación	1.000.000	0	0	0	0	0	1.000.000
				Totales	**5.000.000**	**0**	**0**	**0**	**0**	**0**	**5.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116701 560115000 MODERNIZACIÓN Y FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MPPCTI. FASE II

OBJETIVO DEL PROYECTO: FORTALECER LA PLATAFORMA TECNOLÓGICA DEL MPPCTI, MEDIANTE SU ADECUACIÓN A LAS NUEVAS TENDENCIAS DE TIC, QUE PROPORCIONEN MAYOR EFECTIVIDAD A LOS SISTEMAS Y PROCESOS DE GESTIÓN INSTITUCIONAL.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TEGNOLOGÍAS DE INFORMACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116701 560115000 MODERNIZACIÓN Y FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MPPCTI. FASE II

OBJETIVO DEL PROYECTO: FORTALECER LA PLATAFORMA TECNOLÓGICA DEL MPPCTI, MEDIANTE SU ADECUACIÓN A LAS NUEVAS TENDENCIAS DE TIC, QUE PROPORCIONEN MAYOR EFECTIVIDAD A LOS SISTEMAS Y PROCESOS DE GESTIÓN INSTITUCIONAL.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TEGNOLOGÍAS DE INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560115001 ASESORÍA E IMPLANTACIÓN DEL SISTEMA INTEGRADO DE GESTIÓN PARA ENTES PÚBLICOS (SIGESP)

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TEGNOLOGIAS DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**500.000**	0	0	0	0	0	**500.000**
402	01	00	00	Productos alimenticios y agropecuarios	250.000	0	0	0	0	0	250.000
402	01	01	00	Alimentos y bebidas para personas	250.000	0	0	0	0	0	250.000
402	10	00	00	Productos varios y útiles diversos	250.000	0	0	0	0	0	250.000
402	10	08	00	Materiales para equipos de computación	250.000	0	0	0	0	0	250.000
403	**00**	**00**	**00**	**Servicios no personales**	**500.000**	0	0	0	0	0	**500.000**
403	10	00	00	Servicios profesionales y técnicos	450.000	0	0	0	0	0	450.000
403	10	03	00	Servicios de procesamiento de datos	450.000	0	0	0	0	0	450.000
403	18	00	00	Impuestos indirectos	50.000	0	0	0	0	0	50.000
403	18	01	00	Impuesto al valor agregado	50.000	0	0	0	0	0	50.000
				Totales	**1.000.000**	0	0	0	0	0	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116701 560115000 MODERNIZACIÓN Y FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MPPCTI. FASE II

OBJETIVO DEL PROYECTO: FORTALECER LA PLATAFORMA TECNOLÓGICA DEL MPPCTI, MEDIANTE SU ADECUACIÓN A LAS NUEVAS TENDENCIAS DE TIC, QUE PROPORCIONEN MAYOR EFECTIVIDAD A LOS SISTEMAS Y PROCESOS DE GESTIÓN INSTITUCIONAL.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TEGNOLOGÍAS DE INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560115002 ADECUACIÓN Y MODERNIZACIÓN DE LAS SALAS DE VIDEOCONFERENCIAS

UNIDAD DE MEDIDA: SALA DE VIDEO CONFERENCIA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TEGNOLOGIAS DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**470.000**	**0**	**0**	**0**	**0**	0	**470.000**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	450.000	0	0	0	0	0	450.000
402	10	08	00	Materiales para equipos de computación	450.000	0	0	0	0	0	450.000
403	**00**	**00**	**00**	**Servicios no personales**	**30.000**	**0**	**0**	**0**	**0**	0	**30.000**
403	18	00	00	Impuestos indirectos	30.000	0	0	0	0	0	30.000
403	18	01	00	Impuesto al valor agregado	30.000	0	0	0	0	0	30.000
404	**00**	**00**	**00**	**Activos reales**	**500.000**	**0**	**0**	**0**	**0**	0	**500.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	0	500.000
404	09	02	00	Equipos de computación	500.000	0	0	0	0	0	500.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116701 560115000 MODERNIZACIÓN Y FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MPPCTI. FASE II

OBJETIVO DEL PROYECTO: FORTALECER LA PLATAFORMA TECNOLÓGICA DEL MPPCTI, MEDIANTE SU ADECUACIÓN A LAS NUEVAS TENDENCIAS DE TIC, QUE PROPORCIONEN MAYOR EFECTIVIDAD A LOS SISTEMAS Y PROCESOS DE GESTIÓN INSTITUCIONAL.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TEGNOLOGÍAS DE INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560115003 INSTALACIÓN Y VALIDACIÓN DE LA CENTRAL TELEFÓNICA DEL MPPCTI, ASÍ COMO DEL CENTRO DE DATOS

UNIDAD DE MEDIDA: IMPLANTACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TEGNOLOGIAS DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.450.000**	**0**	**0**	**0**	**0**	0	**1.450.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	1.250.000	0	0	0	0	0	1.250.000
402	10	08	00	Materiales para equipos de computación	1.250.000	0	0	0	0	0	1.250.000
403	**00**	**00**	**00**	**Servicios no personales**	**550.000**	**0**	**0**	**0**	**0**	0	**550.000**
403	10	00	00	Servicios profesionales y técnicos	500.000	0	0	0	0	0	500.000
403	10	03	00	Servicios de procesamiento de datos	500.000	0	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	50.000	0	0	0	0	0	50.000
403	18	01	00	Impuesto al valor agregado	50.000	0	0	0	0	0	50.000
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	0	500.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	0	500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	0	500.000
404	09	02	00	Equipos de computación	500.000	0	0	0	0	0	500.000
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	0	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **PROYECTO:** 116702 560116000 SISTEMA NACIONAL DE FORMACIÓN PARA LA CIENCIA, LA TECNOLOGÍA Y LA INNOVACIÓN.

OBJETIVO DEL PROYECTO: DISEÑO E IMPLANTACIÓN DEL SISTEMA NACIONAL DE FORMACIÓN PARA LA CIENCIA, LA TECNOLOGÍA Y LA INNOVACIÓN.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA LA CIENCIA Y LA TECNOLOGÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**207.989**	**0**	**0**	**0**	**0**	**0**	**207.989**
402	01	00	00	Productos alimenticios y agropecuarios	186.111	0	0	0	0	0	186.111
402	01	01	00	Alimentos y bebidas para personas	186.111	0	0	0	0	0	186.111
402	05	00	00	Productos de papel, cartón e impresos	21.878	0	0	0	0	0	21.878
402	05	04	00	Libros, revistas y periódicos	12.598	0	0	0	0	0	12.598
402	05	05	00	Material de enseñanza	9.280	0	0	0	0	0	9.280
403	**00**	**00**	**00**	**Servicios no personales**	**792.011**	**0**	**0**	**0**	**0**	**0**	**792.011**
403	07	00	00	Servicios de información, impresión y relaciones públicas	482.411	0	0	0	0	0	482.411
403	07	01	00	Publicidad y propaganda	150.056	0	0	0	0	0	150.056
403	07	02	00	Imprenta y reproducción	62.230	0	0	0	0	0	62.230
403	07	03	00	Relaciones sociales	259.485	0	0	0	0	0	259.485
403	07	04	00	Avisos	10.640	0	0	0	0	0	10.640
403	09	00	00	Viáticos y pasajes	153.875	0	0	0	0	0	153.875
403	09	01	00	Viáticos y pasajes dentro del país	153.875	0	0	0	0	0	153.875
403	18	00	00	Impuestos indirectos	107.168	0	0	0	0	0	107.168
403	18	01	00	Impuesto al valor agregado	107.168	0	0	0	0	0	107.168
403	99	00	00	Otros servicios no personales	48.557	0	0	0	0	0	48.557
403	99	01	00	Otros servicios no personales	48.557	0	0	0	0	0	48.557
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116702 560116000 SISTEMA NACIONAL DE FORMACIÓN PARA LA CIENCIA, LA TECNOLOGÍA Y LA INNOVACIÓN.

OBJETIVO DEL PROYECTO: DISEÑO E IMPLANTACIÓN DEL SISTEMA NACIONAL DE FORMACIÓN PARA LA CIENCIA, LA TECNOLOGÍA Y LA INNOVACIÓN.

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA LA CIENCIA Y LA TECNOLOGÍA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **PROYECTO:** 116702 560116000 SISTEMA NACIONAL DE FORMACIÓN PARA LA CIENCIA, LA TECNOLOGÍA Y LA INNOVACIÓN.

OBJETIVO DEL PROYECTO: DISEÑO E IMPLANTACIÓN DEL SISTEMA NACIONAL DE FORMACIÓN PARA LA CIENCIA, LA TECNOLOGÍA Y LA INNOVACIÓN.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA LA CIENCIA Y LA TECNOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560116001 ELABORACIÓN DEL SISTEMA NACIONAL DE FORMACIÓN EN CIENCIA, TECNOLOGÍA E INNOVACIÓN CON PERTINENCIA SOCIAL.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE FORMACION PARA LA CIENCIA Y LA TECNOLOGIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**56.000**	**0**	**0**	**0**	**0**	**0**	**56.000**
402	01	00	00	Productos alimenticios y agropecuarios	48.000	0	0	0	0	0	48.000
402	01	01	00	Alimentos y bebidas para personas	48.000	0	0	0	0	0	48.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	04	00	Libros, revistas y periódicos	4.800	0	0	0	0	0	4.800
402	05	05	00	Material de enseñanza	3.200	0	0	0	0	0	3.200
403	**00**	**00**	**00**	**Servicios no personales**	**354.592**	**0**	**0**	**0**	**0**	**0**	**354.592**
403	07	00	00	Servicios de información, impresión y relaciones públicas	245.800	0	0	0	0	0	245.800
403	07	01	00	Publicidad y propaganda	93.800	0	0	0	0	0	93.800
403	07	02	00	Imprenta y reproducción	8.000	0	0	0	0	0	8.000
403	07	03	00	Relaciones sociales	140.800	0	0	0	0	0	140.800
403	07	04	00	Avisos	3.200	0	0	0	0	0	3.200
403	09	00	00	Viáticos y pasajes	42.000	0	0	0	0	0	42.000
403	09	01	00	Viáticos y pasajes dentro del país	42.000	0	0	0	0	0	42.000
403	18	00	00	Impuestos indirectos	43.992	0	0	0	0	0	43.992
403	18	01	00	Impuesto al valor agregado	43.992	0	0	0	0	0	43.992
403	99	00	00	Otros servicios no personales	22.800	0	0	0	0	0	22.800
403	99	01	00	Otros servicios no personales	22.800	0	0	0	0	0	22.800
				Totales	**410.592**	**0**	**0**	**0**	**0**	**0**	**410.592**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **PROYECTO:** 116702 560116000 SISTEMA NACIONAL DE FORMACIÓN PARA LA CIENCIA, LA TECNOLOGÍA Y LA INNOVACIÓN.

OBJETIVO DEL PROYECTO: DISEÑO E IMPLANTACIÓN DEL SISTEMA NACIONAL DE FORMACIÓN PARA LA CIENCIA, LA TECNOLOGÍA Y LA INNOVACIÓN.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA LA CIENCIA Y LA TECNOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560116002 ARTICULACIÓN DE LA OFERTA DE POSTGRADOS QUE PERMITAN LA GENERACIÓN DE TALENTO HUMANO Y PRODUCCIÓN DE CONOCIMIENTO EN MATERIA DE CIENCIA, TECNOLOGÍA E INNOVACIÓN ACORDE A LAS NECESIDADES SOCIO-PRODUCTIVAS DEL PAÍS.

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE FORMACION PARA LA CIENCIA Y LA TECNOLOGIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**49.378**	**0**	**0**	**0**	**0**	**0**	**49.378**
402	01	00	00	Productos alimenticios y agropecuarios	42.000	0	0	0	0	0	42.000
402	01	01	00	Alimentos y bebidas para personas	42.000	0	0	0	0	0	42.000
402	05	00	00	Productos de papel, cartón e impresos	7.378	0	0	0	0	0	7.378
402	05	04	00	Libros, revistas y periódicos	3.298	0	0	0	0	0	3.298
402	05	05	00	Material de enseñanza	4.080	0	0	0	0	0	4.080
403	**00**	**00**	**00**	**Servicios no personales**	**209.411**	**0**	**0**	**0**	**0**	**0**	**209.411**
403	07	00	00	Servicios de información, impresión y relaciones públicas	131.911	0	0	0	0	0	131.911
403	07	01	00	Publicidad y propaganda	20.606	0	0	0	0	0	20.606
403	07	02	00	Imprenta y reproducción	34.680	0	0	0	0	0	34.680
403	07	03	00	Relaciones sociales	71.185	0	0	0	0	0	71.185
403	07	04	00	Avisos	5.440	0	0	0	0	0	5.440
403	09	00	00	Viáticos y pasajes	43.000	0	0	0	0	0	43.000
403	09	01	00	Viáticos y pasajes dentro del país	43.000	0	0	0	0	0	43.000
403	18	00	00	Impuestos indirectos	27.743	0	0	0	0	0	27.743
403	18	01	00	Impuesto al valor agregado	27.743	0	0	0	0	0	27.743
403	99	00	00	Otros servicios no personales	6.757	0	0	0	0	0	6.757
403	99	01	00	Otros servicios no personales	6.757	0	0	0	0	0	6.757
				Totales	**258.789**	**0**	**0**	**0**	**0**	**0**	**258.789**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **PROYECTO:** 116702 560116000 SISTEMA NACIONAL DE FORMACIÓN PARA LA CIENCIA, LA TECNOLOGÍA Y LA INNOVACIÓN.

OBJETIVO DEL PROYECTO: DISEÑO E IMPLANTACIÓN DEL SISTEMA NACIONAL DE FORMACIÓN PARA LA CIENCIA, LA TECNOLOGÍA Y LA INNOVACIÓN.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA LA CIENCIA Y LA TECNOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560116003 ELABORACIÓN, PROMOCIÓN Y DIFUSIÓN DE LAS POLÍTICAS EN MATERIA DE FORMACIÓN EN CIENCIA, TECNOLOGÍA E INNOVACIÓN.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE FORMACION PARA LA CIENCIA Y LA TECNOLOGIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**57.853**	**0**	**0**	**0**	**0**	0	**57.853**
402	01	00	00	Productos alimenticios y agropecuarios	51.353	0	0	0	0	0	51.353
402	01	01	00	Alimentos y bebidas para personas	51.353	0	0	0	0	0	51.353
402	05	00	00	Productos de papel, cartón e impresos	6.500	0	0	0	0	0	6.500
402	05	04	00	Libros, revistas y periódicos	4.500	0	0	0	0	0	4.500
402	05	05	00	Material de enseñanza	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**189.038**	**0**	**0**	**0**	**0**	0	**189.038**
403	07	00	00	Servicios de información, impresión y relaciones públicas	104.700	0	0	0	0	0	104.700
403	07	01	00	Publicidad y propaganda	35.650	0	0	0	0	0	35.650
403	07	02	00	Imprenta y reproducción	19.550	0	0	0	0	0	19.550
403	07	03	00	Relaciones sociales	47.500	0	0	0	0	0	47.500
403	07	04	00	Avisos	2.000	0	0	0	0	0	2.000
403	09	00	00	Viáticos y pasajes	48.875	0	0	0	0	0	48.875
403	09	01	00	Viáticos y pasajes dentro del país	48.875	0	0	0	0	0	48.875
403	18	00	00	Impuestos indirectos	26.463	0	0	0	0	0	26.463
403	18	01	00	Impuesto al valor agregado	26.463	0	0	0	0	0	26.463
403	99	00	00	Otros servicios no personales	9.000	0	0	0	0	0	9.000
403	99	01	00	Otros servicios no personales	9.000	0	0	0	0	0	9.000
				Totales	**246.891**	**0**	**0**	**0**	**0**	0	**246.891**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **PROYECTO:** 116702 560116000 SISTEMA NACIONAL DE FORMACIÓN PARA LA CIENCIA, LA TECNOLOGÍA Y LA INNOVACIÓN.

OBJETIVO DEL PROYECTO: DISEÑO E IMPLANTACIÓN DEL SISTEMA NACIONAL DE FORMACIÓN PARA LA CIENCIA, LA TECNOLOGÍA Y LA INNOVACIÓN.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA LA CIENCIA Y LA TECNOLOGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560116004 PREMIOS NACIONALES DE CIENCIA TECNOLOGÍA E INNOVACIÓN

UNIDAD DE MEDIDA: PREMIO **META:** 9

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE FORMACION PARA LA CIENCIA Y LA TECNOLOGIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**44.758**	**0**	**0**	**0**	**0**	0	**44.758**
402	01	00	00	Productos alimenticios y agropecuarios	44.758	0	0	0	0	0	44.758
402	01	01	00	Alimentos y bebidas para personas	44.758	0	0	0	0	0	44.758
403	**00**	**00**	**00**	**Servicios no personales**	**38.970**	**0**	**0**	**0**	**0**	0	**38.970**
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	8.970	0	0	0	0	0	8.970
403	18	01	00	Impuesto al valor agregado	8.970	0	0	0	0	0	8.970
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**83.728**	**0**	**0**	**0**	**0**	0	**83.728**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116703 560117000 FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS DE UNIDADES SOCIALISTA DE PRODUCCIÓN A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORMAR A LOS TRABAJADORES Y TRABAJADORAS DE LAS UNIDADES SOCIALISTAS DE PRODUCCIÓN, FORTALECIENDO EL CONOCIMIENTO CIENTÍFICO-TECNOLÓGICO PARA EL MEJOR DESEMPEÑO DE LAS ACTIVIDADES PRODUCTIVAS Y EL DESARROLLO DE NUEVAS FORMAS ORGANIZATIVAS, EN EL MARCO DEL NUEVO MODELO PRODUCTIVO SOCIALISTA

UNIDAD DE MEDIDA: TALLER / CURSO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA LA PRODUCCIÓN Y EL TRABAJO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**
402	01	00	00	Productos alimenticios y agropecuarios	320.000	0	0	0	0	0	320.000
402	01	01	00	Alimentos y bebidas para personas	320.000	0	0	0	0	0	320.000
402	03	00	00	Textiles y vestuarios	15.000	0	0	0	0	0	15.000
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	65.000	0	0	0	0	0	65.000
402	05	04	00	Libros, revistas y periódicos	65.000	0	0	0	0	0	65.000
403	**00**	**00**	**00**	**Servicios no personales**	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	394.000	0	0	0	0	0	394.000
403	07	01	00	Publicidad y propaganda	64.000	0	0	0	0	0	64.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	280.000	0	0	0	0	0	280.000
403	09	00	00	Viáticos y pasajes	134.000	0	0	0	0	0	134.000
403	09	01	00	Viáticos y pasajes dentro del país	134.000	0	0	0	0	0	134.000
403	18	00	00	Impuestos indirectos	72.000	0	0	0	0	0	72.000
403	18	01	00	Impuesto al valor agregado	72.000	0	0	0	0	0	72.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116703 560117000 FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS DE UNIDADES SOCIALISTA DE PRODUCCIÓN A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORMAR A LOS TRABAJADORES Y TRABAJADORAS DE LAS UNIDADES SOCIALISTAS DE PRODUCCIÓN, FORTALECIENDO EL CONOCIMIENTO CIENTÍFICO-TECNOLÓGICO PARA EL MEJOR DESEMPEÑO DE LAS ACTIVIDADES PRODUCTIVAS Y EL DESARROLLO DE NUEVAS FORMAS ORGANIZATIVAS, EN EL MARCO DEL NUEVO MODELO PRODUCTIVO SOCIALISTA

UNIDAD DE MEDIDA: TALLER / CURSO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA LA PRODUCCIÓN Y EL TRABAJO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116703 560117000 FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS DE UNIDADES SOCIALISTA DE PRODUCCIÓN A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORMAR A LOS TRABAJADORES Y TRABAJADORAS DE LAS UNIDADES SOCIALISTAS DE PRODUCCIÓN, FORTALECIENDO EL CONOCIMIENTO CIENTÍFICO-TECNOLÓGICO PARA EL MEJOR DESEMPEÑO DE LAS ACTIVIDADES PRODUCTIVAS Y EL DESARROLLO DE NUEVAS FORMAS ORGANIZATIVAS, EN EL MARCO DEL NUEVO MODELO PRODUCTIVO SOCIALISTA

UNIDAD DE MEDIDA: TALLER / CURSO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA LA PRODUCCIÓN Y EL TRABAJO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560117001 ELABORACIÓN DE PLANES DE FORMACIÓN SOBRE LA ACTIVIDAD PRODUCTIVA Y EL TRABAJO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE FORMACION PARA LA PRODUCCION Y EL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**75.000**	**0**	**0**	**0**	**0**	0	**75.000**
402	01	00	00	Productos alimenticios y agropecuarios	60.000	0	0	0	0	0	60.000
402	01	01	00	Alimentos y bebidas para personas	60.000	0	0	0	0	0	60.000
402	05	00	00	Productos de papel, cartón e impresos	15.000	0	0	0	0	0	15.000
402	05	04	00	Libros, revistas y periódicos	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**125.000**	**0**	**0**	**0**	**0**	0	**125.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	94.000	0	0	0	0	0	94.000
403	07	01	00	Publicidad y propaganda	24.000	0	0	0	0	0	24.000
403	07	03	00	Relaciones sociales	70.000	0	0	0	0	0	70.000
403	09	00	00	Viáticos y pasajes	16.000	0	0	0	0	0	16.000
403	09	01	00	Viáticos y pasajes dentro del país	16.000	0	0	0	0	0	16.000
403	18	00	00	Impuestos indirectos	15.000	0	0	0	0	0	15.000
403	18	01	00	Impuesto al valor agregado	15.000	0	0	0	0	0	15.000
				Totales	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116703 560117000 FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS DE UNIDADES SOCIALISTA DE PRODUCCIÓN A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORMAR A LOS TRABAJADORES Y TRABAJADORAS DE LAS UNIDADES SOCIALISTAS DE PRODUCCIÓN, FORTALECIENDO EL CONOCIMIENTO CIENTÍFICO-TECNOLÓGICO PARA EL MEJOR DESEMPEÑO DE LAS ACTIVIDADES PRODUCTIVAS Y EL DESARROLLO DE NUEVAS FORMAS ORGANIZATIVAS, EN EL MARCO DEL NUEVO MODELO PRODUCTIVO SOCIALISTA

UNIDAD DE MEDIDA: TALLER / CURSO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA LA PRODUCCIÓN Y EL TRABAJO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560117002 IMPLEMENTACIÓN DE JORNADAS REFLEXIVAS DE FORMACIÓN.

UNIDAD DE MEDIDA: JORNADA DE FORMACIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA LA PRODUCCIÓN Y EL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**75.000**	**0**	**0**	**0**	**0**	**0**	**75.000**
402	01	00	00	Productos alimenticios y agropecuarios	75.000	0	0	0	0	0	75.000
402	01	01	00	Alimentos y bebidas para personas	75.000	0	0	0	0	0	75.000
403	**00**	**00**	**00**	**Servicios no personales**	**125.000**	**0**	**0**	**0**	**0**	**0**	**125.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	92.000	0	0	0	0	0	92.000
403	07	01	00	Publicidad y propaganda	10.000	0	0	0	0	0	10.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	07	03	00	Relaciones sociales	62.000	0	0	0	0	0	62.000
403	09	00	00	Viáticos y pasajes	18.000	0	0	0	0	0	18.000
403	09	01	00	Viáticos y pasajes dentro del país	18.000	0	0	0	0	0	18.000
403	18	00	00	Impuestos indirectos	15.000	0	0	0	0	0	15.000
403	18	01	00	Impuesto al valor agregado	15.000	0	0	0	0	0	15.000
				Totales	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116703 560117000 FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS DE UNIDADES SOCIALISTA DE PRODUCCIÓN A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORMAR A LOS TRABAJADORES Y TRABAJADORAS DE LAS UNIDADES SOCIALISTAS DE PRODUCCIÓN, FORTALECIENDO EL CONOCIMIENTO CIENTÍFICO-TECNOLÓGICO PARA EL MEJOR DESEMPEÑO DE LAS ACTIVIDADES PRODUCTIVAS Y EL DESARROLLO DE NUEVAS FORMAS ORGANIZATIVAS, EN EL MARCO DEL NUEVO MODELO PRODUCTIVO SOCIALISTA

UNIDAD DE MEDIDA: TALLER / CURSO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA LA PRODUCCIÓN Y EL TRABAJO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560117003 LEVANTAMIENTO DIAGNÓSTICOS PARTICIPATIVOS SOBRE LAS NECESIDADES DE FORMACIÓN PARA LA PRODUCCIÓN Y EL TRABAJO.

UNIDAD DE MEDIDA: DIAGNÓSTICO **META:** 10

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE FORMACION PARA LA PRODUCCION Y EL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
402	01	00	00	Productos alimenticios y agropecuarios	60.000	0	0	0	0	0	60.000
402	01	01	00	Alimentos y bebidas para personas	60.000	0	0	0	0	0	60.000
402	03	00	00	Textiles y vestuarios	15.000	0	0	0	0	0	15.000
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	25.000	0	0	0	0	0	25.000
402	05	04	00	Libros, revistas y periódicos	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**125.000**	**0**	**0**	**0**	**0**	**0**	**125.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	60.000	0	0	0	0	0	60.000
403	07	01	00	Publicidad y propaganda	10.000	0	0	0	0	0	10.000
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	0	10.000
403	07	03	00	Relaciones sociales	40.000	0	0	0	0	0	40.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	15.000	0	0	0	0	0	15.000
403	18	01	00	Impuesto al valor agregado	15.000	0	0	0	0	0	15.000
				Totales	**225.000**	**0**	**0**	**0**	**0**	**0**	**225.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **PROYECTO:** 116703 560117000 FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS DE UNIDADES SOCIALISTA DE PRODUCCIÓN A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORMAR A LOS TRABAJADORES Y TRABAJADORAS DE LAS UNIDADES SOCIALISTAS DE PRODUCCIÓN, FORTALECIENDO EL CONOCIMIENTO CIENTÍFICO-TECNOLÓGICO PARA EL MEJOR DESEMPEÑO DE LAS ACTIVIDADES PRODUCTIVAS Y EL DESARROLLO DE NUEVAS FORMAS ORGANIZATIVAS, EN EL MARCO DEL NUEVO MODELO PRODUCTIVO SOCIALISTA

UNIDAD DE MEDIDA: TALLER / CURSO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA LA PRODUCCIÓN Y EL TRABAJO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560117004 SISTEMATIZACIÓN DE EXPERIENCIAS EN LA MISIÓN CIENCIA

UNIDAD DE MEDIDA: ANÁLISIS **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA LA PRODUCCIÓN Y EL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
402	01	00	00	Productos alimenticios y agropecuarios	75.000	0	0	0	0	0	75.000
402	01	01	00	Alimentos y bebidas para personas	75.000	0	0	0	0	0	75.000
402	05	00	00	Productos de papel, cartón e impresos	25.000	0	0	0	0	0	25.000
402	05	04	00	Libros, revistas y periódicos	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	63.000	0	0	0	0	0	63.000
403	07	01	00	Publicidad y propaganda	20.000	0	0	0	0	0	20.000
403	07	03	00	Relaciones sociales	43.000	0	0	0	0	0	43.000
403	09	00	00	Viáticos y pasajes	25.000	0	0	0	0	0	25.000
403	09	01	00	Viáticos y pasajes dentro del país	25.000	0	0	0	0	0	25.000
403	18	00	00	Impuestos indirectos	12.000	0	0	0	0	0	12.000
403	18	01	00	Impuesto al valor agregado	12.000	0	0	0	0	0	12.000
				Totales	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **PROYECTO:** 116703 560117000 FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS DE UNIDADES SOCIALISTA DE PRODUCCIÓN A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORMAR A LOS TRABAJADORES Y TRABAJADORAS DE LAS UNIDADES SOCIALISTAS DE PRODUCCIÓN, FORTALECIENDO EL CONOCIMIENTO CIENTÍFICO-TECNOLÓGICO PARA EL MEJOR DESEMPEÑO DE LAS ACTIVIDADES PRODUCTIVAS Y EL DESARROLLO DE NUEVAS FORMAS ORGANIZATIVAS, EN EL MARCO DEL NUEVO MODELO PRODUCTIVO SOCIALISTA

UNIDAD DE MEDIDA: TALLER / CURSO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA LA PRODUCCIÓN Y EL TRABAJO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560117005 CONFORMACIÓN DE LOS COMITÉ DE SABERES POPULARES

UNIDAD DE MEDIDA: COMITÉ **META:** 6

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE FORMACION PARA LA PRODUCCION Y EL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**125.000**	**0**	**0**	**0**	**0**	**0**	**125.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	85.000	0	0	0	0	0	85.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	07	03	00	Relaciones sociales	65.000	0	0	0	0	0	65.000
403	09	00	00	Viáticos y pasajes	25.000	0	0	0	0	0	25.000
403	09	01	00	Viáticos y pasajes dentro del país	25.000	0	0	0	0	0	25.000
403	18	00	00	Impuestos indirectos	15.000	0	0	0	0	0	15.000
403	18	01	00	Impuesto al valor agregado	15.000	0	0	0	0	0	15.000
				Totales	**175.000**	**0**	**0**	**0**	**0**	**0**	**175.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116704 560118000 DESARROLLO DE ESTRATEGIAS DE RELACIONES BILATERALES Y MULTILATERALES DE COOPERACIÓN, INTERCAMBIO Y COMPLEMENTACIÓN CIENTÍFICO-TECNOLÓGICA

OBJETIVO DEL PROYECTO: DISEÑAR Y EJECUTAR, ESTRATEGIAS PARA EL AFIANZAMIENTO DE LAS RELACIONES BILATERALES DE COOPERACIÓN, COMPLEMENTACIÓN E INTERCAMBIO, ASÍ COMO DEL PROTAGONISMO Y PARTICIPACIÓN EN FOROS MULTILATERALES, CON BASE EN EL ACOPIO Y SISTEMATIZACIÓN DE INFORMACIÓN RELATIVA A ESCENARIOS Y OPORTUNIDADES ESTRATÉGICAS DE RELACIÓN EN EL NUEVO MARCO GEOPOLÍTICO MUNDIAL

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 280

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS INTERNACIONALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**38.000**	**0**	**0**	**0**	**0**	**0**	**38.000**
402	01	00	00	Productos alimenticios y agropecuarios	38.000	0	0	0	0	0	38.000
402	01	01	00	Alimentos y bebidas para personas	38.000	0	0	0	0	0	38.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.962.000**	**0**	**0**	**0**	**0**	**0**	**2.962.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	57.000	0	0	0	0	0	57.000
403	07	03	00	Relaciones sociales	57.000	0	0	0	0	0	57.000
403	09	00	00	Viáticos y pasajes	2.639.000	0	0	0	0	0	2.639.000
403	09	02	00	Viáticos y pasajes fuera del país	2.639.000	0	0	0	0	0	2.639.000
403	18	00	00	Impuestos indirectos	266.000	0	0	0	0	0	266.000
403	18	01	00	Impuesto al valor agregado	266.000	0	0	0	0	0	266.000
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	**0**	**3.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116704 560118000 DESARROLLO DE ESTRATEGIAS DE RELACIONES BILATERALES Y MULTILATERALES DE COOPERACIÓN, INTERCAMBIO Y COMPLEMENTACIÓN CIENTÍFICO-TECNOLÓGICA

OBJETIVO DEL PROYECTO: DISEÑAR Y EJECUTAR, ESTRATEGIAS PARA EL AFIANZAMIENTO DE LAS RELACIONES BILATERALES DE COOPERACIÓN, COMPLEMENTACIÓN E INTERCAMBIO, ASÍ COMO DEL PROTAGONISMO Y PARTICIPACIÓN EN FOROS MULTILATERALES, CON BASE EN EL ACOPIO Y SISTEMATIZACIÓN DE INFORMACIÓN RELATIVA A ESCENARIOS Y OPORTUNIDADES ESTRATÉGICAS DE RELACIÓN EN EL NUEVO MARCO GEOPOLÍTICO MUNDIAL

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 280

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS INTERNACIONALES **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116704 560118000 DESARROLLO DE ESTRATEGIAS DE RELACIONES BILATERALES Y MULTILATERALES DE COOPERACIÓN, INTERCAMBIO Y COMPLEMENTACIÓN CIENTÍFICO-TECNOLÓGICA

OBJETIVO DEL PROYECTO: DISEÑAR Y EJECUTAR, ESTRATEGIAS PARA EL AFIANZAMIENTO DE LAS RELACIONES BILATERALES DE COOPERACIÓN, COMPLEMENTACIÓN E INTERCAMBIO, ASÍ COMO DEL PROTAGONISMO Y PARTICIPACIÓN EN FOROS MULTILATERALES, CON BASE EN EL ACOPIO Y SISTEMATIZACIÓN DE INFORMACIÓN RELATIVA A ESCENARIOS Y OPORTUNIDADES ESTRATÉGICAS DE RELACIÓN EN EL NUEVO MARCO GEOPOLÍTICO MUNDIAL

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 280

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS INTERNACIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560118001 IMPLEMENTACIÓN DE MECANISMOS DE INTERCAMBIO MULTILATERALES PARA EL POSICIONAMIENTO Y FINANCIAMIENTO DE PROYECTOS Y LOGROS CIENTÍFICOS-TECNOLÓGICOS

UNIDAD DE MEDIDA: REUNIÓN / MISIÓN **META:** 52

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**800.000**	**0**	**0**	**0**	**0**	0	**800.000**
403	09	00	00	Viáticos y pasajes	728.000	0	0	0	0	0	728.000
403	09	02	00	Viáticos y pasajes fuera del país	728.000	0	0	0	0	0	728.000
403	18	00	00	Impuestos indirectos	72.000	0	0	0	0	0	72.000
403	18	01	00	Impuesto al valor agregado	72.000	0	0	0	0	0	72.000
				Totales	**800.000**	**0**	**0**	**0**	**0**	0	**800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116704 560118000 DESARROLLO DE ESTRATEGIAS DE RELACIONES BILATERALES Y MULTILATERALES DE COOPERACIÓN, INTERCAMBIO Y COMPLEMENTACIÓN CIENTÍFICO-TECNOLÓGICA

OBJETIVO DEL PROYECTO: DISEÑAR Y EJECUTAR, ESTRATEGIAS PARA EL AFIANZAMIENTO DE LAS RELACIONES BILATERALES DE COOPERACIÓN, COMPLEMENTACIÓN E INTERCAMBIO, ASÍ COMO DEL PROTAGONISMO Y PARTICIPACIÓN EN FOROS MULTILATERALES, CON BASE EN EL ACOPIO Y SISTEMATIZACIÓN DE INFORMACIÓN RELATIVA A ESCENARIOS Y OPORTUNIDADES ESTRATÉGICAS DE RELACIÓN EN EL NUEVO MARCO GEOPOLÍTICO MUNDIAL

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 280

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS INTERNACIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560118002 CONSOLIDACIÓN Y AMPLIACIÓN EN RELACIONES BILATERALES EN LAS ÁREAS DE CIENCIA, TECNOLOGÍA E INNOVACIÓN CON PAÍSES ALIADOS ESTRATÉGICOS

UNIDAD DE MEDIDA: REUNIÓN / MISIÓN **META:** 106

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.500.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000**
403	09	00	00	Viáticos y pasajes	1.365.000	0	0	0	0	0	1.365.000
403	09	02	00	Viáticos y pasajes fuera del país	1.365.000	0	0	0	0	0	1.365.000
403	18	00	00	Impuestos indirectos	135.000	0	0	0	0	0	135.000
403	18	01	00	Impuesto al valor agregado	135.000	0	0	0	0	0	135.000
				Totales	**1.500.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116704 560118000 DESARROLLO DE ESTRATEGIAS DE RELACIONES BILATERALES Y MULTILATERALES DE COOPERACIÓN, INTERCAMBIO Y COMPLEMENTACIÓN CIENTÍFICO-TECNOLÓGICA

OBJETIVO DEL PROYECTO: DISEÑAR Y EJECUTAR, ESTRATEGIAS PARA EL AFIANZAMIENTO DE LAS RELACIONES BILATERALES DE COOPERACIÓN, COMPLEMENTACIÓN E INTERCAMBIO, ASÍ COMO DEL PROTAGONISMO Y PARTICIPACIÓN EN FOROS MULTILATERALES, CON BASE EN EL ACOPIO Y SISTEMATIZACIÓN DE INFORMACIÓN RELATIVA A ESCENARIOS Y OPORTUNIDADES ESTRATÉGICAS DE RELACIÓN EN EL NUEVO MARCO GEOPOLÍTICO MUNDIAL

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 280

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS INTERNACIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560118003 EXPLORAR E IDENTIFICAR NUEVAS AGENDAS, ESCENARIOS Y OPORTUNIDADES DE PROMOCIÓN Y FORTALECIMIENTO DE LA COOPERACIÓN, COMPLEMENTACIÓN E INTERCAMBIO CIENTÍFICO-TECNOLÓGICO

UNIDAD DE MEDIDA: REUNIÓN / MISIÓN **META:** 52

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**
403	09	00	00	Viáticos y pasajes	546.000	0	0	0	0	0	546.000
403	09	02	00	Viáticos y pasajes fuera del país	546.000	0	0	0	0	0	546.000
403	18	00	00	Impuestos indirectos	54.000	0	0	0	0	0	54.000
403	18	01	00	Impuesto al valor agregado	54.000	0	0	0	0	0	54.000
				Totales	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **PROYECTO:** 116704 560118000 DESARROLLO DE ESTRATEGIAS DE RELACIONES BILATERALES Y MULTILATERALES DE COOPERACIÓN, INTERCAMBIO Y COMPLEMENTACIÓN CIENTÍFICO-TECNOLÓGICA

OBJETIVO DEL PROYECTO: DISEÑAR Y EJECUTAR, ESTRATEGIAS PARA EL AFIANZAMIENTO DE LAS RELACIONES BILATERALES DE COOPERACIÓN, COMPLEMENTACIÓN E INTERCAMBIO, ASÍ COMO DEL PROTAGONISMO Y PARTICIPACIÓN EN FOROS MULTILATERALES, CON BASE EN EL ACOPIO Y SISTEMATIZACIÓN DE INFORMACIÓN RELATIVA A ESCENARIOS Y OPORTUNIDADES ESTRATÉGICAS DE RELACIÓN EN EL NUEVO MARCO GEOPOLÍTICO MUNDIAL

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 280

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS INTERNACIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560118004 SEGUIMIENTO Y EVALUACIÓN EN LAS RELACIONES BILATERALES Y MULTILATERALES, EN CIENCIA, TECNOLOGÍA E INNOVACIÓN.

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 70

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**38.000**	**0**	**0**	**0**	**0**	0	**38.000**
402	01	00	00	Productos alimenticios y agropecuarios	38.000	0	0	0	0	0	38.000
402	01	01	00	Alimentos y bebidas para personas	38.000	0	0	0	0	0	38.000
403	**00**	**00**	**00**	**Servicios no personales**	**62.000**	**0**	**0**	**0**	**0**	0	**62.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	57.000	0	0	0	0	0	57.000
403	07	03	00	Relaciones sociales	57.000	0	0	0	0	0	57.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
				Totales	**100.000**	**0**	**0**	**0**	**0**	0	**100.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116712 560119000 SOCIALIZACIÓN DEL CONOCIMIENTO CIENTÍFICO Y TECNOLÓGICO PARA LA DEMOCRATIZACIÓN DEL SABER.

OBJETIVO DEL PROYECTO: POTENCIAR EL DESARROLLO DE LAS ORGANIZACIONES COMUNITARIAS COMO FUERZA COLECTIVA, MEDIANTE LA APROPIACIÓN DE HERRAMIENTAS QUE FORTALEZCAN LA TOMA DE DECISIONES Y LA RESOLUCIÓN DE PROBLEMAS SOCIALES, EN EL MARCO DE LA CONSOLIDACIÓN DE UN NUEVO MODELO CIENTÍFICO-TECNOLÓGICO EN EL PAÍS.

UNIDAD DE MEDIDA: EVENTO ORGANIZADO **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL PARA LA SOCIALIZACION DEL CONOCIMIENTO CIENTÍFICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**120.000**	**0**	**0**	**0**	**0**	**0**	**120.000**
402	01	00	00	Productos alimenticios y agropecuarios	76.000	0	0	0	0	0	76.000
402	01	01	00	Alimentos y bebidas para personas	76.000	0	0	0	0	0	76.000
402	03	00	00	Textiles y vestuarios	10.000	0	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	34.000	0	0	0	0	0	34.000
402	05	04	00	Libros, revistas y periódicos	14.000	0	0	0	0	0	14.000
402	05	05	00	Material de enseñanza	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.380.000**	**0**	**0**	**0**	**0**	**0**	**1.380.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	907.000	0	0	0	0	0	907.000
403	07	01	00	Publicidad y propaganda	120.000	0	0	0	0	0	120.000
403	07	02	00	Imprenta y reproducción	117.000	0	0	0	0	0	117.000
403	07	03	00	Relaciones sociales	670.000	0	0	0	0	0	670.000
403	09	00	00	Viáticos y pasajes	137.400	0	0	0	0	0	137.400
403	09	01	00	Viáticos y pasajes dentro del país	137.400	0	0	0	0	0	137.400
403	10	00	00	Servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	165.600	0	0	0	0	0	165.600
403	18	01	00	Impuesto al valor agregado	165.600	0	0	0	0	0	165.600
403	99	00	00	Otros servicios no personales	140.000	0	0	0	0	0	140.000
403	99	01	00	Otros servicios no personales	140.000	0	0	0	0	0	140.000
				Totales	**1.500.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116712 560119000 SOCIALIZACIÓN DEL CONOCIMIENTO CIENTÍFICO Y TECNOLÓGICO PARA LA DEMOCRATIZACIÓN DEL SABER.

OBJETIVO DEL PROYECTO: POTENCIAR EL DESARROLLO DE LAS ORGANIZACIONES COMUNITARIAS COMO FUERZA COLECTIVA, MEDIANTE LA APROPIACIÓN DE HERRAMIENTAS QUE FORTALEZCAN LA TOMA DE DECISIONES Y LA RESOLUCIÓN DE PROBLEMAS SOCIALES, EN EL MARCO DE LA CONSOLIDACIÓN DE UN NUEVO MODELO CIENTÍFICO-TECNOLÓGICO EN EL PAÍS.

UNIDAD DE MEDIDA: EVENTO ORGANIZADO **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL PARA LA SOCIALIZACION DEL CONOCIMIENTO CIENTÍFICO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116712 560119000 SOCIALIZACIÓN DEL CONOCIMIENTO CIENTÍFICO Y TECNOLÓGICO PARA LA DEMOCRATIZACIÓN DEL SABER.

OBJETIVO DEL PROYECTO: POTENCIAR EL DESARROLLO DE LAS ORGANIZACIONES COMUNITARIAS COMO FUERZA COLECTIVA, MEDIANTE LA APROPIACIÓN DE HERRAMIENTAS QUE FORTALEZCAN LA TOMA DE DECISIONES Y LA RESOLUCIÓN DE PROBLEMAS SOCIALES, EN EL MARCO DE LA CONSOLIDACIÓN DE UN NUEVO MODELO CIENTÍFICO-TECNOLÓGICO EN EL PAÍS.

UNIDAD DE MEDIDA: EVENTO ORGANIZADO **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL PARA LA SOCIALIZACION DEL CONOCIMIENTO CIENTÍFICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560119001 CONSOLIDACIÓN DEL INTERCAMBIO DE SABERES Y CONOCIMIENTOS A ESCALA NACIONAL

UNIDAD DE MEDIDA: JORNADA **META:** 8

RESPONSABLE/EJECUTOR: DIRECCION GENERAL PARA LA SOCIALIZACION DEL CONOCIMIENTO CIENTIFICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**48.000**	**0**	**0**	**0**	**0**	**0**	**48.000**
402	01	00	00	Productos alimenticios y agropecuarios	48.000	0	0	0	0	0	48.000
402	01	01	00	Alimentos y bebidas para personas	48.000	0	0	0	0	0	48.000
403	**00**	**00**	**00**	**Servicios no personales**	**552.000**	**0**	**0**	**0**	**0**	**0**	**552.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	350.000	0	0	0	0	0	350.000
403	07	01	00	Publicidad y propaganda	45.000	0	0	0	0	0	45.000
403	07	02	00	Imprenta y reproducción	55.000	0	0	0	0	0	55.000
403	07	03	00	Relaciones sociales	250.000	0	0	0	0	0	250.000
403	09	00	00	Viáticos y pasajes	65.760	0	0	0	0	0	65.760
403	09	01	00	Viáticos y pasajes dentro del país	65.760	0	0	0	0	0	65.760
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	66.240	0	0	0	0	0	66.240
403	18	01	00	Impuesto al valor agregado	66.240	0	0	0	0	0	66.240
403	99	00	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000
403	99	01	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000
				Totales	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116712 560119000 SOCIALIZACIÓN DEL CONOCIMIENTO CIENTÍFICO Y TECNOLÓGICO PARA LA DEMOCRATIZACIÓN DEL SABER.

OBJETIVO DEL PROYECTO: POTENCIAR EL DESARROLLO DE LAS ORGANIZACIONES COMUNITARIAS COMO FUERZA COLECTIVA, MEDIANTE LA APROPIACIÓN DE HERRAMIENTAS QUE FORTALEZCAN LA TOMA DE DECISIONES Y LA RESOLUCIÓN DE PROBLEMAS SOCIALES, EN EL MARCO DE LA CONSOLIDACIÓN DE UN NUEVO MODELO CIENTÍFICO-TECNOLÓGICO EN EL PAÍS.

UNIDAD DE MEDIDA: EVENTO ORGANIZADO **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL PARA LA SOCIALIZACION DEL CONOCIMIENTO CIENTÍFICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560119002 GENERACIÓN Y PUBLICACIÓN CONTENIDOS EN MATERIA DE CIENCIA, TECNOLOGÍA E INNOVACIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCION GENERAL PARA LA SOCIALIZACION DEL CONOCIMIENTO CIENTIFICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**32.400**	**0**	**0**	**0**	**0**	**0**	**32.400**
402	01	00	00	Productos alimenticios y agropecuarios	12.400	0	0	0	0	0	12.400
402	01	01	00	Alimentos y bebidas para personas	12.400	0	0	0	0	0	12.400
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	05	00	Material de enseñanza	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**372.600**	**0**	**0**	**0**	**0**	**0**	**372.600**
403	07	00	00	Servicios de información, impresión y relaciones públicas	247.000	0	0	0	0	0	247.000
403	07	01	00	Publicidad y propaganda	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	27.000	0	0	0	0	0	27.000
403	07	03	00	Relaciones sociales	170.000	0	0	0	0	0	170.000
403	09	00	00	Viáticos y pasajes	30.888	0	0	0	0	0	30.888
403	09	01	00	Viáticos y pasajes dentro del país	30.888	0	0	0	0	0	30.888
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	99	00	Otros servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	44.712	0	0	0	0	0	44.712
403	18	01	00	Impuesto al valor agregado	44.712	0	0	0	0	0	44.712
403	99	00	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000
403	99	01	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000
				Totales	**405.000**	**0**	**0**	**0**	**0**	**0**	**405.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116712 560119000 SOCIALIZACIÓN DEL CONOCIMIENTO CIENTÍFICO Y TECNOLÓGICO PARA LA DEMOCRATIZACIÓN DEL SABER.

OBJETIVO DEL PROYECTO: POTENCIAR EL DESARROLLO DE LAS ORGANIZACIONES COMUNITARIAS COMO FUERZA COLECTIVA, MEDIANTE LA APROPIACIÓN DE HERRAMIENTAS QUE FORTALEZCAN LA TOMA DE DECISIONES Y LA RESOLUCIÓN DE PROBLEMAS SOCIALES, EN EL MARCO DE LA CONSOLIDACIÓN DE UN NUEVO MODELO CIENTÍFICO-TECNOLÓGICO EN EL PAÍS.

UNIDAD DE MEDIDA: EVENTO ORGANIZADO **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL PARA LA SOCIALIZACION DEL CONOCIMIENTO CIENTÍFICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560119003 DIFUSIÓN Y DEMOCRATIZACIÓN DEL CONOCIMIENTO CIENTÍFICO Y TECNOLÓGICO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCION GENERAL PARA LA SOCIALIZACION DEL CONOCIMIENTO CIENTIFICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**39.600**	0	0	0	0	0	**39.600**
402	01	00	00	Productos alimenticios y agropecuarios	15.600	0	0	0	0	0	15.600
402	01	01	00	Alimentos y bebidas para personas	15.600	0	0	0	0	0	15.600
402	03	00	00	Textiles y vestuarios	10.000	0	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	14.000	0	0	0	0	0	14.000
402	05	04	00	Libros, revistas y periódicos	14.000	0	0	0	0	0	14.000
403	**00**	**00**	**00**	**Servicios no personales**	**455.400**	0	0	0	0	0	**455.400**
403	07	00	00	Servicios de información, impresión y relaciones públicas	310.000	0	0	0	0	0	310.000
403	07	01	00	Publicidad y propaganda	25.000	0	0	0	0	0	25.000
403	07	02	00	Imprenta y reproducción	35.000	0	0	0	0	0	35.000
403	07	03	00	Relaciones sociales	250.000	0	0	0	0	0	250.000
403	09	00	00	Viáticos y pasajes	40.752	0	0	0	0	0	40.752
403	09	01	00	Viáticos y pasajes dentro del país	40.752	0	0	0	0	0	40.752
403	18	00	00	Impuestos indirectos	54.648	0	0	0	0	0	54.648
403	18	01	00	Impuesto al valor agregado	54.648	0	0	0	0	0	54.648
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
				Totales	**495.000**	0	0	0	0	0	**495.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **PROYECTO:** 116675 560120000 FORTALECIMIENTO DEL ENTORNO DE ATENCIÓN SOCIAL EN FUNCIÓN DEL BIENESTAR DE LA POBLACIÓN

OBJETIVO DEL PROYECTO: GESTIONAR DE FORMA OPORTUNA, ADECUADA Y EFECTIVA LOS CASOS SOCIALES QUE PRESENTA LA COMUNIDAD ANTE EL MINISTERIO DEL PODER POPULAR PARA CIENCIA, TECNOLOGÍA E INNOVACIÓN A FIN DE FOMENTAR LA ATENCIÓN SOCIAL EN FUNCIÓN DEL BIENESTAR DE LA POBLACIÓN

UNIDAD DE MEDIDA: CASO ATENDIDO **META:** 100

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN SOCIAL Y PARTICIPACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.857**	**0**	**0**	**0**	**0**	**0**	**17.857**
402	01	00	00	Productos alimenticios y agropecuarios	17.857	0	0	0	0	0	17.857
402	01	01	00	Alimentos y bebidas para personas	17.857	0	0	0	0	0	17.857
403	**00**	**00**	**00**	**Servicios no personales**	**92.143**	**0**	**0**	**0**	**0**	**0**	**92.143**
403	18	00	00	Impuestos indirectos	92.143	0	0	0	0	0	92.143
403	18	01	00	Impuesto al valor agregado	92.143	0	0	0	0	0	92.143
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.390.000**	**0**	**0**	**0**	**0**	**0**	**1.390.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.390.000	0	0	0	0	0	1.390.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.390.000	0	0	0	0	0	1.390.000
407	01	02	01	Donaciones corrientes a personas	1.390.000	0	0	0	0	0	1.390.000
				Totales	**1.500.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116675 560120000 FORTALECIMIENTO DEL ENTORNO DE ATENCIÓN SOCIAL EN FUNCIÓN DEL BIENESTAR DE LA POBLACIÓN

OBJETIVO DEL PROYECTO: GESTIONAR DE FORMA OPORTUNA, ADECUADA Y EFECTIVA LOS CASOS SOCIALES QUE PRESENTA LA COMUNIDAD ANTE EL MINISTERIO DEL PODER POPULAR PARA CIENCIA, TECNOLOGÍA E INNOVACIÓN A FIN DE FOMENTAR LA ATENCIÓN SOCIAL EN FUNCIÓN DEL BIENESTAR DE LA POBLACIÓN

UNIDAD DE MEDIDA: CASO ATENDIDO **META:** 100

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN SOCIAL Y PARTICIPACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116675 560120000 FORTALECIMIENTO DEL ENTORNO DE ATENCIÓN SOCIAL EN FUNCIÓN DEL BIENESTAR DE LA POBLACIÓN

OBJETIVO DEL PROYECTO: GESTIONAR DE FORMA OPORTUNA, ADECUADA Y EFECTIVA LOS CASOS SOCIALES QUE PRESENTA LA COMUNIDAD ANTE EL MINISTERIO DEL PODER POPULAR PARA CIENCIA, TECNOLOGÍA E INNOVACIÓN A FIN DE FOMENTAR LA ATENCIÓN SOCIAL EN FUNCIÓN DEL BIENESTAR DE LA POBLACIÓN

UNIDAD DE MEDIDA: CASO ATENDIDO **META:** 100

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN SOCIAL Y PARTICIPACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560120001 GESTIÓN EFECTIVA DE CASOS SOCIALES QUE PROCURE LA ATENCIÓN SOCIAL EN FUNCIÓN DEL BIENESTAR DE LA SOCIEDAD.

UNIDAD DE MEDIDA: CASO RESUELTO **META:** 100

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN SOCIAL Y PARTICIPACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**90.000**	**0**	**0**	**0**	**0**	**0**	**90.000**
403	18	00	00	Impuestos indirectos	90.000	0	0	0	0	0	90.000
403	18	01	00	Impuesto al valor agregado	90.000	0	0	0	0	0	90.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.390.000**	**0**	**0**	**0**	**0**	**0**	**1.390.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.390.000	0	0	0	0	0	1.390.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.390.000	0	0	0	0	0	1.390.000
407	01	02	01	Donaciones corrientes a personas	1.390.000	0	0	0	0	0	1.390.000
				Totales	**1.480.000**	**0**	**0**	**0**	**0**	**0**	**1.480.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 116675 560120000 FORTALECIMIENTO DEL ENTORNO DE ATENCIÓN SOCIAL EN FUNCIÓN DEL BIENESTAR DE LA POBLACIÓN

OBJETIVO DEL PROYECTO: GESTIONAR DE FORMA OPORTUNA, ADECUADA Y EFECTIVA LOS CASOS SOCIALES QUE PRESENTA LA COMUNIDAD ANTE EL MINISTERIO DEL PODER POPULAR PARA CIENCIA, TECNOLOGÍA E INNOVACIÓN A FIN DE FOMENTAR LA ATENCIÓN SOCIAL EN FUNCIÓN DEL BIENESTAR DE LA POBLACIÓN

UNIDAD DE MEDIDA: CASO ATENDIDO **META:** 100

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN SOCIAL Y PARTICIPACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 560120002 DESARROLLO DE LA GESTIÓN SOCIAL ORIENTADO AL FORTALECIMIENTO DEL ENTORNO DE ATENCIÓN COMUNITARIA

UNIDAD DE MEDIDA: REUNIÓN / EVENTO **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN SOCIAL Y PARTICIPACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.857**	**0**	**0**	**0**	**0**	0	**17.857**
402	01	00	00	Productos alimenticios y agropecuarios	17.857	0	0	0	0	0	17.857
402	01	01	00	Alimentos y bebidas para personas	17.857	0	0	0	0	0	17.857
403	**00**	**00**	**00**	**Servicios no personales**	**2.143**	**0**	**0**	**0**	**0**	0	**2.143**
403	18	00	00	Impuestos indirectos	2.143	0	0	0	0	0	2.143
403	18	01	00	Impuesto al valor agregado	2.143	0	0	0	0	0	2.143
				Totales	**20.000**	**0**	**0**	**0**	**0**	0	**20.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**778.451.436**	**0**	**0**	**0**	**0**	**0**	**778.451.436**
407	01	00	00	Transferencias y donaciones corrientes internas	776.589.029	0	0	0	0	0	776.589.029
407	01	03	00	Transferencias corrientes internas al sector público	776.589.029	0	0	0	0	0	776.589.029
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	725.211.037	0	0	0	0	0	725.211.037
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	51.377.992	0	0	0	0	0	51.377.992
407	03	00	00	Transferencias y donaciones de capital internas	1.862.407	0	0	0	0	0	1.862.407
407	03	03	00	Transferencias de capital internas al sector público	1.862.407	0	0	0	0	0	1.862.407
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	1.862.407	0	0	0	0	0	1.862.407
				Totales	**778.451.436**	**0**	**0**	**0**	**0**	**0**	**778.451.436**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **PROYECTO:** 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**778.451.436**	**0**	**0**	**0**	**0**	**0**	**778.451.436**
407	01	00	00	Transferencias y donaciones corrientes internas	776.589.029	0	0	0	0	0	776.589.029
407	01	03	00	Transferencias corrientes internas al sector público	776.589.029	0	0	0	0	0	776.589.029
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	725.211.037	0	0	0	0	0	725.211.037
				- A0063 Instituto Venezolano de Investigaciones Científicas (IVIC)	162.690.660	0	0	0	0	0	162.690.660
				- A0191 Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)	10.727.043	0	0	0	0	0	10.727.043
				- A0209 Centro Nacional de Tecnologías de Información (CNTI)	27.816.665	0	0	0	0	0	27.816.665
				- A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)	11.972.272	0	0	0	0	0	11.972.272
				- A0271 Fundación Centro Nacional de Investigación y Certificación en Vivienda, Hábitat y Desarrollo Urbano	3.000.000	0	0	0	0	0	3.000.000
				- A0313 Fundación Instituto de Estudios Avanzados (IDEA)	27.241.053	0	0	0	0	0	27.241.053
				- A0314 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)	2.022.717	0	0	0	0	0	2.022.717
				- A0315 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)	5.906.607	0	0	0	0	0	5.906.607
				- A0316 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)	1.190.533	0	0	0	0	0	1.190.533
				- A0318 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)	3.285.416	0	0	0	0	0	3.285.416
				- A0319 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)	4.254.150	0	0	0	0	0	4.254.150
				- A0320 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)	2.772.984	0	0	0	0	0	2.772.984
				- A0321 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira)	2.897.895	0	0	0	0	0	2.897.895
				- A0322 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)	1.749.718	0	0	0	0	0	1.749.718
				- A0333 Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)	178.699.368	0	0	0	0	0	178.699.368
				- A0334 Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)	69.448.317	0	0	0	0	0	69.448.317
				- A0338 Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)	5.419.433	0	0	0	0	0	5.419.433
				- A0355 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)	3.954.120	0	0	0	0	0	3.954.120
				- A0363 Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)	15.601.681	0	0	0	0	0	15.601.681

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **PROYECTO:** 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- A0382 Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)	15.788.354	0	0	0	0	0	15.788.354
				- A0405 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)	2.899.494	0	0	0	0	0	2.899.494
				- A0429 Fundación Centro Nacional de Tecnología Química (CNTQ)	6.400.000	0	0	0	0	0	6.400.000
				- A0430 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)	1.130.099	0	0	0	0	0	1.130.099
				- A0431 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)	1.220.127	0	0	0	0	0	1.220.127
				- A0432 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)	2.767.541	0	0	0	0	0	2.767.541
				- A0433 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)	1.051.138	0	0	0	0	0	1.051.138
				- A0434 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)	1.807.306	0	0	0	0	0	1.807.306
				- A0435 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)	705.056	0	0	0	0	0	705.056
				- A0436 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)	682.644	0	0	0	0	0	682.644
				- A0437 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)	873.057	0	0	0	0	0	873.057
				- A0438 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)	924.174	0	0	0	0	0	924.174
				- A0439 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)	2.252.625	0	0	0	0	0	2.252.625
				- A0440 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)	1.839.582	0	0	0	0	0	1.839.582
				- A0442 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)	2.468.402	0	0	0	0	0	2.468.402
				- A0458 Fundación Centro Nacional de Innovación Tecnológica (CENIT)	15.044.031	0	0	0	0	0	15.044.031
				- A0461 Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)	6.492.164	0	0	0	0	0	6.492.164
				- A0464 Fundación Infocentro	59.648.053	0	0	0	0	0	59.648.053
				- A0937 Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)	6.455.758	0	0	0	0	0	6.455.758
				- A1301 Agencia Bolivariana para Actividades Espaciales (ABAE)	54.110.800	0	0	0	0	0	54.110.800
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	51.377.992	0	0	0	0	0	51.377.992
				- A1225 Red de Transmisiones de Venezuela, C.A.	51.377.992	0	0	0	0	0	51.377.992

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **PROYECTO:** 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	03	00	00	Transferencias y donaciones de capital internas	1.862.407	0	0	0	0	0	1.862.407
407	03	03	00	Transferencias de capital internas al sector público	1.862.407	0	0	0	0	0	1.862.407
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	1.862.407	0	0	0	0	0	1.862.407
				- A1225 Red de Transmisiones de Venezuela, C.A.	1.862.407	0	0	0	0	0	1.862.407
				Totales	**778.451.436**	**0**	**0**	**0**	**0**	**0**	**778.451.436**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 569999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO VENEZOLANO DE INVESTIGACIONES CIENTÍFICAS (IVIC)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 162.690.660

RESPONSABLE/EJECUTOR: INSTITUTO VENEZOLANO DE INVESTIGACIONES CIENTÍFICAS (IVIC)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**162.690.660**	**0**	**0**	**0**	**0**	**0**	**162.690.660**
407	01	00	00	Transferencias y donaciones corrientes internas	162.690.660	0	0	0	0	0	162.690.660
407	01	03	00	Transferencias corrientes internas al sector público	162.690.660	0	0	0	0	0	162.690.660
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	162.690.660	0	0	0	0	0	162.690.660
				Totales	**162.690.660**	**0**	**0**	**0**	**0**	**0**	**162.690.660**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 569999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE OBSERVATORIO NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN (ONCTI)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.727.043

RESPONSABLE/EJECUTOR: OBSERVATORIO NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN (ONCTI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.727.043**	**0**	**0**	**0**	**0**	**0**	**10.727.043**
407	01	00	00	Transferencias y donaciones corrientes internas	10.727.043	0	0	0	0	0	10.727.043
407	01	03	00	Transferencias corrientes internas al sector público	10.727.043	0	0	0	0	0	10.727.043
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	10.727.043	0	0	0	0	0	10.727.043
				Totales	**10.727.043**	**0**	**0**	**0**	**0**	**0**	**10.727.043**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 569999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CENTRO NACIONAL DE TECNOLOGÍAS DE INFORMACIÓN (CNTI)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 27.816.665

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE TECNOLOGÍAS DE INFORMACIÓN (CNTI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**27.816.665**	**0**	**0**	**0**	**0**	**0**	**27.816.665**
407	01	00	00	Transferencias y donaciones corrientes internas	27.816.665	0	0	0	0	0	27.816.665
407	01	03	00	Transferencias corrientes internas al sector público	27.816.665	0	0	0	0	0	27.816.665
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	27.816.665	0	0	0	0	0	27.816.665
				Totales	**27.816.665**	**0**	**0**	**0**	**0**	**0**	**27.816.665**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 569999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA DE CIENCIAS AGRÍCOLAS DE VENEZUELA (ACAV)

UNIDAD DE MEDIDA: BOLÍVAR

META: 11.972.272

RESPONSABLE/EJECUTOR: ACADEMIA DE CIENCIAS AGRÍCOLAS DE VENEZUELA (ACAV)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**11.972.272**	**0**	**0**	**0**	**0**	**0**	**11.972.272**
407	01	00	00	Transferencias y donaciones corrientes internas	11.972.272	0	0	0	0	0	11.972.272
407	01	03	00	Transferencias corrientes internas al sector público	11.972.272	0	0	0	0	0	11.972.272
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	11.972.272	0	0	0	0	0	11.972.272
				Totales	**11.972.272**	**0**	**0**	**0**	**0**	**0**	**11.972.272**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 569999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO NACIONAL DE INVESTIGACIÓN Y CERTIFICACIÓN EN VIVIENDA, HÁBITAT Y DESARROLLO URBANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.000.000

RESPONSABLE/EJECUTOR: FUNDACIÓN CENTRO NACIONAL DE INVESTIGACIÓN Y CERTIFICACIÓN EN VIVIENDA, HÁBITAT Y DESARROLLO URBANO (CENVIH)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.000.000**	**0**	**0**	**0**	**0**	**0**	**3.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	3.000.000	0	0	0	0	0	3.000.000
407	01	03	00	Transferencias corrientes internas al sector público	3.000.000	0	0	0	0	0	3.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.000.000	0	0	0	0	0	3.000.000
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	**0**	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 569999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN INSTITUTO DE ESTUDIOS AVANZADOS (IDEA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 27.241.053

RESPONSABLE/EJECUTOR: FUNDACION INSTITUTO DE ESTUDIOS AVANZADOS (IDEA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**27.241.053**	**0**	**0**	**0**	**0**	**0**	**27.241.053**
407	01	00	00	Transferencias y donaciones corrientes internas	27.241.053	0	0	0	0	0	27.241.053
407	01	03	00	Transferencias corrientes internas al sector público	27.241.053	0	0	0	0	0	27.241.053
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	27.241.053	0	0	0	0	0	27.241.053
				Totales	**27.241.053**	**0**	**0**	**0**	**0**	**0**	**27.241.053**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **PROYECTO:** 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 569999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO ANZOÁTEGUI (FUNDACITE-ANZOÁTEGUI)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.022.717

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO ANZOÁTEGUI (FUNDACITE-ANZOÁTEGUI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.022.717**	**0**	**0**	**0**	**0**	0	**2.022.717**
407	01	00	00	Transferencias y donaciones corrientes internas	2.022.717	0	0	0	0	0	2.022.717
407	01	03	00	Transferencias corrientes internas al sector público	2.022.717	0	0	0	0	0	2.022.717
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.022.717	0	0	0	0	0	2.022.717
				Totales	**2.022.717**	**0**	**0**	**0**	**0**	0	**2.022.717**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 569999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO ARAGUA (FUNDACITE-ARAGUA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 5.906.607

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO ARAGUA (FUNDACITE-ARAGUA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.906.607**	**0**	**0**	**0**	**0**	**0**	**5.906.607**
407	01	00	00	Transferencias y donaciones corrientes internas	5.906.607	0	0	0	0	0	5.906.607
407	01	03	00	Transferencias corrientes internas al sector público	5.906.607	0	0	0	0	0	5.906.607
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.906.607	0	0	0	0	0	5.906.607
				Totales	**5.906.607**	**0**	**0**	**0**	**0**	**0**	**5.906.607**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 569999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO CARABOBO (FUNDACITE-CARABOBO)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.190.533

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO CARABOBO (FUNDACITE-CARABOBO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.190.533**	**0**	**0**	**0**	**0**	0	**1.190.533**
407	01	00	00	Transferencias y donaciones corrientes internas	1.190.533	0	0	0	0	0	1.190.533
407	01	03	00	Transferencias corrientes internas al sector público	1.190.533	0	0	0	0	0	1.190.533
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.190.533	0	0	0	0	0	1.190.533
				Totales	**1.190.533**	**0**	**0**	**0**	**0**	0	**1.190.533**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 569999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO FALCÓN (FUNDACITE-FALCÓN)

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.285.416

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO FALCÓN (FUNDACITE-FALCÓN)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.285.416**	**0**	**0**	**0**	**0**	**0**	**3.285.416**
407	01	00	00	Transferencias y donaciones corrientes internas	3.285.416	0	0	0	0	0	3.285.416
407	01	03	00	Transferencias corrientes internas al sector público	3.285.416	0	0	0	0	0	3.285.416
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.285.416	0	0	0	0	0	3.285.416
				Totales	**3.285.416**	**0**	**0**	**0**	**0**	**0**	**3.285.416**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 569999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO BOLÍVAR (FUNDACITE-BOLÍVAR)

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.254.150

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO BOLÍVAR (FUNDACITE-BOLIVAR)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.254.150**	**0**	**0**	**0**	**0**	0	**4.254.150**
407	01	00	00	Transferencias y donaciones corrientes internas	4.254.150	0	0	0	0	0	4.254.150
407	01	03	00	Transferencias corrientes internas al sector público	4.254.150	0	0	0	0	0	4.254.150
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.254.150	0	0	0	0	0	4.254.150
				Totales	**4.254.150**	**0**	**0**	**0**	**0**	0	**4.254.150**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 569999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO MÉRIDA (FUNDACITE-MÉRIDA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.772.984

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO MÉRIDA (FUNDACITE-MÉRIDA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.772.984**	**0**	**0**	**0**	**0**	0	**2.772.984**
407	01	00	00	Transferencias y donaciones corrientes internas	2.772.984	0	0	0	0	0	2.772.984
407	01	03	00	Transferencias corrientes internas al sector público	2.772.984	0	0	0	0	0	2.772.984
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.772.984	0	0	0	0	0	2.772.984
				Totales	**2.772.984**	**0**	**0**	**0**	**0**	0	**2.772.984**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **PROYECTO:** 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 569999013 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO TÁCHIRA (FUNDACITE-TÁCHIRA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.897.895

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO TÁCHIRA (FUNDACITE-TÁCHIRA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.897.895**	**0**	**0**	**0**	**0**	0	**2.897.895**
407	01	00	00	Transferencias y donaciones corrientes internas	2.897.895	0	0	0	0	0	2.897.895
407	01	03	00	Transferencias corrientes internas al sector público	2.897.895	0	0	0	0	0	2.897.895
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.897.895	0	0	0	0	0	2.897.895
				Totales	**2.897.895**	**0**	**0**	**0**	**0**	0	**2.897.895**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 569999014 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO SUCRE (FUNDACITE-SUCRE)

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.749.718

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO SUCRE (FUNDACITE-SUCRE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.749.718**	**0**	**0**	**0**	**0**	**0**	**1.749.718**
407	01	00	00	Transferencias y donaciones corrientes internas	1.749.718	0	0	0	0	0	1.749.718
407	01	03	00	Transferencias corrientes internas al sector público	1.749.718	0	0	0	0	0	1.749.718
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.749.718	0	0	0	0	0	1.749.718
				Totales	**1.749.718**	**0**	**0**	**0**	**0**	**0**	**1.749.718**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **PROYECTO:** 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 569999015 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN GRAN MARISCAL DE AYACUCHO (FUNDAYACUCHO)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 178.699.368

RESPONSABLE/EJECUTOR: FUNDACIÓN GRAN MARISCAL DE AYACUCHO (FUNDAYACUCHO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**178.699.368**	**0**	**0**	**0**	**0**	**0**	**178.699.368**
407	01	00	00	Transferencias y donaciones corrientes internas	178.699.368	0	0	0	0	0	178.699.368
407	01	03	00	Transferencias corrientes internas al sector público	178.699.368	0	0	0	0	0	178.699.368
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	178.699.368	0	0	0	0	0	178.699.368
				Totales	**178.699.368**	**0**	**0**	**0**	**0**	**0**	**178.699.368**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 569999016 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN INSTITUTO DE INGENIERÍA PARA LA INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO (FIIDT)

UNIDAD DE MEDIDA: BOLÍVAR

META: 69.448.317

RESPONSABLE/EJECUTOR: INSTITUTO DE INGENIERIA (FIIDT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**69.448.317**	**0**	**0**	**0**	**0**	0	**69.448.317**
407	01	00	00	Transferencias y donaciones corrientes internas	69.448.317	0	0	0	0	0	69.448.317
407	01	03	00	Transferencias corrientes internas al sector público	69.448.317	0	0	0	0	0	69.448.317
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	69.448.317	0	0	0	0	0	69.448.317
				Totales	**69.448.317**	**0**	**0**	**0**	**0**	0	**69.448.317**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 569999017 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN INSTITUTO ZULIANO DE INVESTIGACIONES TECNOLÓGICAS (INZIT-CICASI)

UNIDAD DE MEDIDA: BOLÍVAR

META: 5.419.433

RESPONSABLE/EJECUTOR: FUNDACIÓN INSTITUTO ZULIANO DE INVESTIGACIONES TECNOLÓGICAS (INZIT-CICASI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.419.433**	**0**	**0**	**0**	**0**	**0**	**5.419.433**
407	01	00	00	Transferencias y donaciones corrientes internas	5.419.433	0	0	0	0	0	5.419.433
407	01	03	00	Transferencias corrientes internas al sector público	5.419.433	0	0	0	0	0	5.419.433
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.419.433	0	0	0	0	0	5.419.433
				Totales	**5.419.433**	**0**	**0**	**0**	**0**	**0**	**5.419.433**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 569999018 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO ZULIA (FUNDACITE-ZULIA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.954.120

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO ZULIA (FUNDACITE-ZULIA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.954.120**	**0**	**0**	**0**	**0**	0	**3.954.120**
407	01	00	00	Transferencias y donaciones corrientes internas	3.954.120	0	0	0	0	0	3.954.120
407	01	03	00	Transferencias corrientes internas al sector público	3.954.120	0	0	0	0	0	3.954.120
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.954.120	0	0	0	0	0	3.954.120
				Totales	**3.954.120**	**0**	**0**	**0**	**0**	0	**3.954.120**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **PROYECTO:** 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 569999019 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN VENEZOLANA DE INVESTIGACIONES SISMOLÓGICAS (FUNVISIS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.601.681

RESPONSABLE/EJECUTOR: FUNDACIÓN VENEZOLANA DE INVESTIGACIONES SISMOLÓGICAS (FUNVISIS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.601.681**	**0**	**0**	**0**	**0**	0	**15.601.681**
407	01	00	00	Transferencias y donaciones corrientes internas	15.601.681	0	0	0	0	0	15.601.681
407	01	03	00	Transferencias corrientes internas al sector público	15.601.681	0	0	0	0	0	15.601.681
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	15.601.681	0	0	0	0	0	15.601.681
				Totales	**15.601.681**	**0**	**0**	**0**	**0**	0	**15.601.681**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 569999020 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO DE INVESTIGACIONES DE ASTRONOMÍA FRANCISCO DUARTE (CIDA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.788.354

RESPONSABLE/EJECUTOR: FUNDACIÓN CENTRO DE INVESTIGACIONES DE ASTRONOMÍA FRANCISCO DUARTE (CIDA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.788.354**	**0**	**0**	**0**	**0**	**0**	**15.788.354**
407	01	00	00	Transferencias y donaciones corrientes internas	15.788.354	0	0	0	0	0	15.788.354
407	01	03	00	Transferencias corrientes internas al sector público	15.788.354	0	0	0	0	0	15.788.354
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	15.788.354	0	0	0	0	0	15.788.354
				Totales	**15.788.354**	**0**	**0**	**0**	**0**	**0**	**15.788.354**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 569999021 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO LARA (FUNDACITE-LARA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.899.494

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO LARA (FUNDACITE-LARA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.899.494**	**0**	**0**	**0**	**0**	0	**2.899.494**
407	01	00	00	Transferencias y donaciones corrientes internas	2.899.494	0	0	0	0	0	2.899.494
407	01	03	00	Transferencias corrientes internas al sector público	2.899.494	0	0	0	0	0	2.899.494
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.899.494	0	0	0	0	0	2.899.494
				Totales	**2.899.494**	**0**	**0**	**0**	**0**	0	**2.899.494**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 569999022 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO NACIONAL DE TECNOLOGÍA QUÍMICA (CNTQ)

UNIDAD DE MEDIDA: BOLÍVAR

META: 6.400.000

RESPONSABLE/EJECUTOR: FUNDACIÓN CENTRO NACIONAL DE TECNOLOGÍA QUÍMICA (CNTQ)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.400.000**	**0**	**0**	**0**	**0**	**0**	**6.400.000**
407	01	00	00	Transferencias y donaciones corrientes internas	6.400.000	0	0	0	0	0	6.400.000
407	01	03	00	Transferencias corrientes internas al sector público	6.400.000	0	0	0	0	0	6.400.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.400.000	0	0	0	0	0	6.400.000
				Totales	**6.400.000**	**0**	**0**	**0**	**0**	**0**	**6.400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 569999023 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO APURE (FUNDACITE-APURE)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.220.127

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE CIENCIA Y LA TECNOLOGÍA EN EL ESTADO APURE (FUNDACITE - APURE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.220.127**	**0**	**0**	**0**	0	0	**1.220.127**
407	01	00	00	Transferencias y donaciones corrientes internas	1.220.127	0	0	0	0	0	1.220.127
407	01	03	00	Transferencias corrientes internas al sector público	1.220.127	0	0	0	0	0	1.220.127
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.220.127	0	0	0	0	0	1.220.127
				Totales	**1.220.127**	**0**	**0**	**0**	0	0	**1.220.127**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 569999024 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO BARINAS (FUNDACITE-BARINAS)

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.767.541

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE CIENCIA Y LA TECNOLOGÍA EN EL ESTADO BARINAS (FUNDACITE - BARINAS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.767.541**	**0**	**0**	**0**	**0**	**0**	**2.767.541**
407	01	00	00	Transferencias y donaciones corrientes internas	2.767.541	0	0	0	0	0	2.767.541
407	01	03	00	Transferencias corrientes internas al sector público	2.767.541	0	0	0	0	0	2.767.541
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.767.541	0	0	0	0	0	2.767.541
				Totales	**2.767.541**	**0**	**0**	**0**	**0**	**0**	**2.767.541**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 569999025 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO COJEDES (FUNDACITE-COJEDES)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.051.138

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE CIENCIA Y LA TECNOLOGÍA EN EL ESTADO COJEDES (FUNDACITE - COJEDES)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.051.138**	**0**	**0**	**0**	**0**	0	**1.051.138**
407	01	00	00	Transferencias y donaciones corrientes internas	1.051.138	0	0	0	0	0	1.051.138
407	01	03	00	Transferencias corrientes internas al sector público	1.051.138	0	0	0	0	0	1.051.138
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.051.138	0	0	0	0	0	1.051.138
				Totales	**1.051.138**	**0**	**0**	**0**	**0**	0	**1.051.138**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 569999026 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO DELTA AMACURO (FUNDACITE-DELTA AMACURO)

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.807.306

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE CIENCIA Y LA TECNOLOGÍA EN EL ESTADO DELTA AMACURO (FUNDACITE - DELTA AMACURO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.807.306**	**0**	**0**	**0**	**0**	**0**	**1.807.306**
407	01	00	00	Transferencias y donaciones corrientes internas	1.807.306	0	0	0	0	0	1.807.306
407	01	03	00	Transferencias corrientes internas al sector público	1.807.306	0	0	0	0	0	1.807.306
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.807.306	0	0	0	0	0	1.807.306
				Totales	**1.807.306**	**0**	**0**	**0**	**0**	**0**	**1.807.306**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 569999027 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO GUÁRICO (FUNDACITE-GUÁRICO)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 705.056

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE CIENCIA Y LA TECNOLOGÍA EN EL ESTADO GUÁRICO (FUNDACITE - GUARICO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**705.056**	**0**	**0**	**0**	**0**	**0**	**705.056**
407	01	00	00	Transferencias y donaciones corrientes internas	705.056	0	0	0	0	0	705.056
407	01	03	00	Transferencias corrientes internas al sector público	705.056	0	0	0	0	0	705.056
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	705.056	0	0	0	0	0	705.056
				Totales	**705.056**	**0**	**0**	**0**	**0**	**0**	**705.056**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 569999028 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO MIRANDA (FUNDACITE-MIRANDA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 682.644

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO MIRANDA (FUNDACITE-MIRANDA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**682.644**	**0**	**0**	**0**	**0**	**0**	**682.644**
407	01	00	00	Transferencias y donaciones corrientes internas	682.644	0	0	0	0	0	682.644
407	01	03	00	Transferencias corrientes internas al sector público	682.644	0	0	0	0	0	682.644
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	682.644	0	0	0	0	0	682.644
				Totales	**682.644**	**0**	**0**	**0**	**0**	**0**	**682.644**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **PROYECTO:** 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 569999029 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO MONAGAS (FUNDACITE-MONAGAS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 873.057

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE CIENCIA Y LA TECNOLOGÍA EN EL ESTADO MONAGAS (FUNDACITE - MONAGAS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**873.057**	**0**	**0**	**0**	**0**	**0**	**873.057**
407	01	00	00	Transferencias y donaciones corrientes internas	873.057	0	0	0	0	0	873.057
407	01	03	00	Transferencias corrientes internas al sector público	873.057	0	0	0	0	0	873.057
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	873.057	0	0	0	0	0	873.057
				Totales	**873.057**	**0**	**0**	**0**	**0**	**0**	**873.057**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 569999030 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO NUEVA ESPARTA (FUNDACITE-NUEVA ESPARTA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 924.174

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE CIENCIA Y LA TECNOLOGÍA EN EL ESTADO NUEVA ESPARTA (FUNDACITE - NUEVA ESPARTA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**924.174**	**0**	**0**	**0**	**0**	**0**	**924.174**
407	01	00	00	Transferencias y donaciones corrientes internas	924.174	0	0	0	0	0	924.174
407	01	03	00	Transferencias corrientes internas al sector público	924.174	0	0	0	0	0	924.174
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	924.174	0	0	0	0	0	924.174
				Totales	**924.174**	**0**	**0**	**0**	**0**	**0**	**924.174**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 569999031 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO PORTUGUESA (FUNDACITE-PORTUGUESA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.252.625

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE CIENCIA Y LA TECNOLOGÍA EN EL ESTADO PORTUGUESA (FUNDACITE - PORTUGUESA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.252.625**	**0**	**0**	**0**	**0**	**0**	**2.252.625**
407	01	00	00	Transferencias y donaciones corrientes internas	2.252.625	0	0	0	0	0	2.252.625
407	01	03	00	Transferencias corrientes internas al sector público	2.252.625	0	0	0	0	0	2.252.625
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.252.625	0	0	0	0	0	2.252.625
				Totales	**2.252.625**	**0**	**0**	**0**	**0**	**0**	**2.252.625**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 569999032 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO TRUJILLO (FUNDACITE-TRUJILLO)

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.839.582

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE CIENCIA Y LA TECNOLOGÍA EN EL ESTADO TRUJILLO (FUNDACITE - TRUJILLO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.839.582**	**0**	**0**	**0**	**0**	**0**	**1.839.582**
407	01	00	00	Transferencias y donaciones corrientes internas	1.839.582	0	0	0	0	0	1.839.582
407	01	03	00	Transferencias corrientes internas al sector público	1.839.582	0	0	0	0	0	1.839.582
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.839.582	0	0	0	0	0	1.839.582
				Totales	**1.839.582**	**0**	**0**	**0**	**0**	**0**	**1.839.582**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **PROYECTO:** 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 569999033 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO YARACUY (FUNDACITE-YARACUY)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.468.402

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE CIENCIA Y LA TECNOLOGÍA EN EL ESTADO YARACUY (FUNDACITE - YARACUY)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.468.402**	**0**	**0**	**0**	**0**	**0**	**2.468.402**
407	01	00	00	Transferencias y donaciones corrientes internas	2.468.402	0	0	0	0	0	2.468.402
407	01	03	00	Transferencias corrientes internas al sector público	2.468.402	0	0	0	0	0	2.468.402
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.468.402	0	0	0	0	0	2.468.402
				Totales	**2.468.402**	**0**	**0**	**0**	**0**	**0**	**2.468.402**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 569999034 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO NACIONAL DE INNOVACIÓN TECNOLÓGICA (CENIT)

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.044.031

RESPONSABLE/EJECUTOR: FUNDACIÓN CENTRO NACIONAL DE INNOVACIÓN TECNOLÓGICA (CENIT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.044.031**	**0**	**0**	**0**	**0**	**0**	**15.044.031**
407	01	00	00	Transferencias y donaciones corrientes internas	15.044.031	0	0	0	0	0	15.044.031
407	01	03	00	Transferencias corrientes internas al sector público	15.044.031	0	0	0	0	0	15.044.031
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	15.044.031	0	0	0	0	0	15.044.031
				Totales	**15.044.031**	**0**	**0**	**0**	**0**	**0**	**15.044.031**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **PROYECTO:** 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 569999035 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO NACIONAL DE DESARROLLO E INVESTIGACIÓN EN TECNOLOGÍAS LIBRES (CENDITEL)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 6.492.164

RESPONSABLE/EJECUTOR: FUNDACIÓN CENTRO NACIONAL DE DESARROLLO E INVESTIGACIÓN EN TECNOLOGÍAS LIBRES (CENDITEL)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.492.164**	**0**	**0**	**0**	**0**	0	**6.492.164**
407	01	00	00	Transferencias y donaciones corrientes internas	6.492.164	0	0	0	0	0	6.492.164
407	01	03	00	Transferencias corrientes internas al sector público	6.492.164	0	0	0	0	0	6.492.164
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.492.164	0	0	0	0	0	6.492.164
				Totales	**6.492.164**	**0**	**0**	**0**	**0**	0	**6.492.164**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **PROYECTO:** 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 569999036 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN INFOCENTRO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 59.648.053

RESPONSABLE/EJECUTOR: FUNDACIÓN INFOCENTRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**59.648.053**	**0**	**0**	**0**	**0**	0	**59.648.053**
407	01	00	00	Transferencias y donaciones corrientes internas	59.648.053	0	0	0	0	0	59.648.053
407	01	03	00	Transferencias corrientes internas al sector público	59.648.053	0	0	0	0	0	59.648.053
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	59.648.053	0	0	0	0	0	59.648.053
				Totales	**59.648.053**	**0**	**0**	**0**	**0**	0	**59.648.053**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 569999037 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SUPERINTENDENCIA DE SERVICIOS DE CERTIFICACIÓN ELECTRÓNICA (SUSCERTE)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 6.455.758

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE SERVICIOS DE CERTIFICACIÓN ELECTRÓNICA (SUSCERTE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.455.758**	**0**	**0**	**0**	**0**	0	**6.455.758**
407	01	00	00	Transferencias y donaciones corrientes internas	6.455.758	0	0	0	0	0	6.455.758
407	01	03	00	Transferencias corrientes internas al sector público	6.455.758	0	0	0	0	0	6.455.758
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.455.758	0	0	0	0	0	6.455.758
				Totales	**6.455.758**	**0**	**0**	**0**	**0**	0	**6.455.758**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 569999038 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE RED DE TRANSMISIONES DE VENEZUELA, C.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 53.240.399

RESPONSABLE/EJECUTOR: RED DE TRANSMISIONES DE VENEZUELA RED TV, C.A.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**53.240.399**	**0**	**0**	**0**	**0**	0	**53.240.399**
407	01	00	00	Transferencias y donaciones corrientes internas	51.377.992	0	0	0	0	0	51.377.992
407	01	03	00	Transferencias corrientes internas al sector público	51.377.992	0	0	0	0	0	51.377.992
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	51.377.992	0	0	0	0	0	51.377.992
407	03	00	00	Transferencias y donaciones de capital internas	1.862.407	0	0	0	0	0	1.862.407
407	03	03	00	Transferencias de capital internas al sector público	1.862.407	0	0	0	0	0	1.862.407
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	1.862.407	0	0	0	0	0	1.862.407
				Totales	**53.240.399**	**0**	**0**	**0**	**0**	0	**53.240.399**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 569999039 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE AGENCIA BOLIVARIANA PARA ACTIVIDADES ESPACIALES (ABAE)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 54.110.800

RESPONSABLE/EJECUTOR: AGENCIA BOLIVARIANA PARA ACTIVIDADES ESPACIALES (ABAE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**54.110.800**	**0**	**0**	**0**	**0**	**0**	**54.110.800**
407	01	00	00	Transferencias y donaciones corrientes internas	54.110.800	0	0	0	0	0	54.110.800
407	01	03	00	Transferencias corrientes internas al sector público	54.110.800	0	0	0	0	0	54.110.800
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	54.110.800	0	0	0	0	0	54.110.800
				Totales	**54.110.800**	**0**	**0**	**0**	**0**	**0**	**54.110.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PROYECTO: 569999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL NUEVO MODELO IMPLANTANDO CON MIRAS AL SOCIALISMO BOLIVARIANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 778.451.436

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 569999040 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO AMAZONAS (FUNDACITE-AMAZONAS)

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.130.099

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO AMAZONAS (FUNDACITE-AMAZONAS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.130.099**	**0**	**0**	**0**	**0**	**0**	**1.130.099**
407	01	00	00	Transferencias y donaciones corrientes internas	1.130.099	0	0	0	0	0	1.130.099
407	01	03	00	Transferencias corrientes internas al sector público	1.130.099	0	0	0	0	0	1.130.099
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.130.099	0	0	0	0	0	1.130.099
				Totales	**1.130.099**	**0**	**0**	**0**	**0**	**0**	**1.130.099**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**235.448.663**	**0**	**0**	**0**	**0**	**0**	**235.448.663**
401	01	00	00	Sueldos, salarios y otras retribuciones	33.703.877	0	0	0	0	0	33.703.877
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.125.378	0	0	0	0	0	7.125.378
401	01	03	00	Suplencias a empleados	70.000	0	0	0	0	0	70.000
401	01	09	00	Remuneraciones al personal en período de disponibilidad	50.000	0	0	0	0	0	50.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.136.752	0	0	0	0	0	3.136.752
401	01	12	00	Salarios a obreros en puestos no permanentes	2.440.920	0	0	0	0	0	2.440.920
401	01	13	00	Suplencias a obreros	100.000	0	0	0	0	0	100.000
401	01	18	00	Remuneraciones al personal contratado	18.022.357	0	0	0	0	0	18.022.357
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	150.000	0	0	0	0	0	150.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.608.470	0	0	0	0	0	2.608.470
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.959.099	0	0	0	0	0	2.959.099
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.290.737	0	0	0	0	0	1.290.737
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.668.362	0	0	0	0	0	1.668.362
401	03	00	00	Primas	39.270.277	0	0	0	0	0	39.270.277
401	03	01	00	Primas por mérito a empleados	21.834.947	0	0	0	0	0	21.834.947
401	03	08	00	Primas de profesionalización a empleados	1.021.678	0	0	0	0	0	1.021.678
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.532.717	0	0	0	0	0	3.532.717
401	03	16	00	Primas por mérito a obreros	3.242.831	0	0	0	0	0	3.242.831
401	03	21	00	Primas por antigüedad a obreros	38.760	0	0	0	0	0	38.760
401	03	22	00	Primas de profesionalización a obreros	6.212	0	0	0	0	0	6.212
401	03	97	00	Otras primas a empleados	8.024.756	0	0	0	0	0	8.024.756
401	03	98	00	Otras primas a obreros	1.568.376	0	0	0	0	0	1.568.376
401	04	00	00	Complementos de sueldos y salarios	17.293.280	0	0	0	0	0	17.293.280
401	04	03	00	Complemento a empleados por gastos de alimentación	108.000	0	0	0	0	0	108.000
401	04	05	00	Complemento a empleados por gastos de representación	2.880	0	0	0	0	0	2.880
401	04	06	00	Complemento a empleados por comisión de servicios	50.000	0	0	0	0	0	50.000
401	04	08	00	Bono compensatorio de alimentación a empleados	5.783.400	0	0	0	0	0	5.783.400
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	300.000	0	0	0	0	0	300.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.704.000	0	0	0	0	0	1.704.000
401	04	16	00	Complemento a obreros por gastos de alimentación	48.000	0	0	0	0	0	48.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.944.000	0	0	0	0	0	1.944.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **ACCIÓN CENTRALIZADA:** 560001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	20	00	Complemento a obreros por días feriados	180.000	0	0	0	0	0	180.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	112.500	0	0	0	0	0	112.500
401	04	25	00	Complemento al personal contratado por gastos de alimentación	18.000	0	0	0	0	0	18.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	6.204.600	0	0	0	0	0	6.204.600
401	04	28	00	Complemento al personal contratado por días feriados	67.500	0	0	0	0	0	67.500
401	04	96	00	Otros complementos a empleados	43.200	0	0	0	0	0	43.200
401	04	97	00	Otros complementos a obreros	67.200	0	0	0	0	0	67.200
401	04	98	00	Otros complementos al personal contratado	660.000	0	0	0	0	0	660.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	27.516.701	0	0	0	0	0	27.516.701
401	05	01	00	Aguinaldos a empleados	5.928.946	0	0	0	0	0	5.928.946
401	05	03	00	Bono vacacional a empleados	1.749.192	0	0	0	0	0	1.749.192
401	05	04	00	Aguinaldos a obreros	3.218.947	0	0	0	0	0	3.218.947
401	05	06	00	Bono vacacional a obreros	963.296	0	0	0	0	0	963.296
401	05	07	00	Aguinaldos al personal contratado	8.374.259	0	0	0	0	0	8.374.259
401	05	08	00	Bono vacacional al personal contratado	2.583.118	0	0	0	0	0	2.583.118
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	3.628.455	0	0	0	0	0	3.628.455
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.070.488	0	0	0	0	0	1.070.488
401	06	00	00	Aportes patronales y legales	7.021.725	0	0	0	0	0	7.021.725
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.317.996	0	0	0	0	0	1.317.996
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	439.332	0	0	0	0	0	439.332
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	472.132	0	0	0	0	0	472.132
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	292.888	0	0	0	0	0	292.888
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	583.710	0	0	0	0	0	583.710
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	194.570	0	0	0	0	0	194.570
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	129.713	0	0	0	0	0	129.713
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	129.713	0	0	0	0	0	129.713
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.805.695	0	0	0	0	0	1.805.695
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	401.265	0	0	0	0	0	401.265
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	806.600	0	0	0	0	0	806.600
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	268.867	0	0	0	0	0	268.867
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	179.244	0	0	0	0	0	179.244

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	85.438.418	0	0	0	0	0	85.438.418
401	07	02	00	Becas a empleados	480.000	0	0	0	0	0	480.000
401	07	03	00	Ayudas por matrimonio a empleados	15.000	0	0	0	0	0	15.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	17.500	0	0	0	0	0	17.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	300.000	0	0	0	0	0	300.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.196.659	0	0	0	0	0	2.196.659
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	21.586.000	0	0	0	0	0	21.586.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	420.000	0	0	0	0	0	420.000
401	07	10	00	Dotación de uniformes a empleados	816.000	0	0	0	0	0	816.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	687.960	0	0	0	0	0	687.960
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	420.000	0	0	0	0	0	420.000
401	07	18	00	Becas a obreros	24.000	0	0	0	0	0	24.000
401	07	19	00	Ayudas por matrimonio de obreros	12.500	0	0	0	0	0	12.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	12.500	0	0	0	0	0	12.500
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	120.000	0	0	0	0	0	120.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	972.849	0	0	0	0	0	972.849
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	10.320.000	0	0	0	0	0	10.320.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	187.500	0	0	0	0	0	187.500
401	07	26	00	Dotación de uniformes a obreros	1.440.000	0	0	0	0	0	1.440.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	294.840	0	0	0	0	0	294.840
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	187.500	0	0	0	0	0	187.500
401	07	33	00	Asistencia socio-económica al personal contratado	35.216.115	0	0	0	0	0	35.216.115
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.500	0	0	0	0	0	2.500
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.500	0	0	0	0	0	2.500
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	100.000	0	0	0	0	0	100.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.344.333	0	0	0	0	0	1.344.333
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	4.003.871	0	0	0	0	0	4.003.871
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	763.191	0	0	0	0	0	763.191
401	07	96	00	Otras subvenciones a empleados	2.384.100	0	0	0	0	0	2.384.100
401	07	97	00	Otras subvenciones a obreros	1.111.000	0	0	0	0	0	1.111.000
401	08	00	00	Prestaciones sociales e indemnizaciones	22.245.286	0	0	0	0	0	22.245.286

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.405.228	0	0	0	0	0	6.405.228
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.549.422	0	0	0	0	0	3.549.422
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	8.370.701	0	0	0	0	0	8.370.701
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.919.935	0	0	0	0	0	3.919.935
403	**00**	**00**	**00**	**Servicios no personales**	**5.299.965**	**0**	**0**	**0**	**0**	**0**	**5.299.965**
403	10	00	00	Servicios profesionales y técnicos	1.032.000	0	0	0	0	0	1.032.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.032.000	0	0	0	0	0	1.032.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.240.000	0	0	0	0	0	3.240.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.240.000	0	0	0	0	0	3.240.000
403	18	00	00	Impuestos indirectos	809.568	0	0	0	0	0	809.568
403	18	01	00	Impuesto al valor agregado	809.568	0	0	0	0	0	809.568
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	218.397	0	0	0	0	0	218.397
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	218.397	0	0	0	0	0	218.397
				Totales	**240.748.628**	**0**	**0**	**0**	**0**	**0**	**240.748.628**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 560001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**235.448.663**	**0**	**0**	**0**	**0**	**0**	**235.448.663**
401	01	00	00	Sueldos, salarios y otras retribuciones	33.703.877	0	0	0	0	0	33.703.877
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.125.378	0	0	0	0	0	7.125.378
401	01	03	00	Suplencias a empleados	70.000	0	0	0	0	0	70.000
401	01	09	00	Remuneraciones al personal en período de disponibilidad	50.000	0	0	0	0	0	50.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.136.752	0	0	0	0	0	3.136.752
401	01	12	00	Salarios a obreros en puestos no permanentes	2.440.920	0	0	0	0	0	2.440.920
401	01	13	00	Suplencias a obreros	100.000	0	0	0	0	0	100.000
401	01	18	00	Remuneraciones al personal contratado	18.022.357	0	0	0	0	0	18.022.357
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	150.000	0	0	0	0	0	150.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.608.470	0	0	0	0	0	2.608.470
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.959.099	0	0	0	0	0	2.959.099
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.290.737	0	0	0	0	0	1.290.737
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.668.362	0	0	0	0	0	1.668.362
401	03	00	00	Primas	39.270.277	0	0	0	0	0	39.270.277
401	03	01	00	Primas por mérito a empleados	21.834.947	0	0	0	0	0	21.834.947
401	03	08	00	Primas de profesionalización a empleados	1.021.678	0	0	0	0	0	1.021.678
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.532.717	0	0	0	0	0	3.532.717
401	03	16	00	Primas por mérito a obreros	3.242.831	0	0	0	0	0	3.242.831
401	03	21	00	Primas por antigüedad a obreros	38.760	0	0	0	0	0	38.760
401	03	22	00	Primas de profesionalización a obreros	6.212	0	0	0	0	0	6.212
401	03	97	00	Otras primas a empleados	8.024.756	0	0	0	0	0	8.024.756
401	03	98	00	Otras primas a obreros	1.568.376	0	0	0	0	0	1.568.376
401	04	00	00	Complementos de sueldos y salarios	17.293.280	0	0	0	0	0	17.293.280
401	04	03	00	Complemento a empleados por gastos de alimentación	108.000	0	0	0	0	0	108.000
401	04	05	00	Complemento a empleados por gastos de representación	2.880	0	0	0	0	0	2.880
401	04	06	00	Complemento a empleados por comisión de servicios	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 560001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	5.783.400	0	0	0	0	0	5.783.400
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	300.000	0	0	0	0	0	300.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.704.000	0	0	0	0	0	1.704.000
401	04	16	00	Complemento a obreros por gastos de alimentación	48.000	0	0	0	0	0	48.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.944.000	0	0	0	0	0	1.944.000
401	04	20	00	Complemento a obreros por días feriados	180.000	0	0	0	0	0	180.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	112.500	0	0	0	0	0	112.500
401	04	25	00	Complemento al personal contratado por gastos de alimentación	18.000	0	0	0	0	0	18.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	6.204.600	0	0	0	0	0	6.204.600
401	04	28	00	Complemento al personal contratado por días feriados	67.500	0	0	0	0	0	67.500
401	04	96	00	Otros complementos a empleados	43.200	0	0	0	0	0	43.200
401	04	97	00	Otros complementos a obreros	67.200	0	0	0	0	0	67.200
401	04	98	00	Otros complementos al personal contratado	660.000	0	0	0	0	0	660.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	27.516.701	0	0	0	0	0	27.516.701
401	05	01	00	Aguinaldos a empleados	5.928.946	0	0	0	0	0	5.928.946
401	05	03	00	Bono vacacional a empleados	1.749.192	0	0	0	0	0	1.749.192
401	05	04	00	Aguinaldos a obreros	3.218.947	0	0	0	0	0	3.218.947
401	05	06	00	Bono vacacional a obreros	963.296	0	0	0	0	0	963.296
401	05	07	00	Aguinaldos al personal contratado	8.374.259	0	0	0	0	0	8.374.259
401	05	08	00	Bono vacacional al personal contratado	2.583.118	0	0	0	0	0	2.583.118
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	3.628.455	0	0	0	0	0	3.628.455
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.070.488	0	0	0	0	0	1.070.488
401	06	00	00	Aportes patronales y legales	7.021.725	0	0	0	0	0	7.021.725
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.317.996	0	0	0	0	0	1.317.996
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	439.332	0	0	0	0	0	439.332
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	472.132	0	0	0	0	0	472.132
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	292.888	0	0	0	0	0	292.888

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 560001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	583.710	0	0	0	0	0	583.710
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	194.570	0	0	0	0	0	194.570
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	129.713	0	0	0	0	0	129.713
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	129.713	0	0	0	0	0	129.713
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.805.695	0	0	0	0	0	1.805.695
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	401.265	0	0	0	0	0	401.265
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	806.600	0	0	0	0	0	806.600
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	268.867	0	0	0	0	0	268.867
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	179.244	0	0	0	0	0	179.244
401	07	00	00	Asistencia socio-económica	85.438.418	0	0	0	0	0	85.438.418
401	07	02	00	Becas a empleados	480.000	0	0	0	0	0	480.000
401	07	03	00	Ayudas por matrimonio a empleados	15.000	0	0	0	0	0	15.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	17.500	0	0	0	0	0	17.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	300.000	0	0	0	0	0	300.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.196.659	0	0	0	0	0	2.196.659
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	21.586.000	0	0	0	0	0	21.586.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	420.000	0	0	0	0	0	420.000
401	07	10	00	Dotación de uniformes a empleados	816.000	0	0	0	0	0	816.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	687.960	0	0	0	0	0	687.960
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	420.000	0	0	0	0	0	420.000
401	07	18	00	Becas a obreros	24.000	0	0	0	0	0	24.000
401	07	19	00	Ayudas por matrimonio de obreros	12.500	0	0	0	0	0	12.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	12.500	0	0	0	0	0	12.500
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	120.000	0	0	0	0	0	120.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	972.849	0	0	0	0	0	972.849

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 560001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	10.320.000	0	0	0	0	0	10.320.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	187.500	0	0	0	0	0	187.500
401	07	26	00	Dotación de uniformes a obreros	1.440.000	0	0	0	0	0	1.440.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	294.840	0	0	0	0	0	294.840
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	187.500	0	0	0	0	0	187.500
401	07	33	00	Asistencia socio-económica al personal contratado	35.216.115	0	0	0	0	0	35.216.115
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.500	0	0	0	0	0	2.500
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.500	0	0	0	0	0	2.500
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	100.000	0	0	0	0	0	100.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.344.333	0	0	0	0	0	1.344.333
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	4.003.871	0	0	0	0	0	4.003.871
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	763.191	0	0	0	0	0	763.191
401	07	96	00	Otras subvenciones a empleados	2.384.100	0	0	0	0	0	2.384.100
401	07	97	00	Otras subvenciones a obreros	1.111.000	0	0	0	0	0	1.111.000
401	08	00	00	Prestaciones sociales e indemnizaciones	22.245.286	0	0	0	0	0	22.245.286
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.405.228	0	0	0	0	0	6.405.228
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.549.422	0	0	0	0	0	3.549.422
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	8.370.701	0	0	0	0	0	8.370.701
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.919.935	0	0	0	0	0	3.919.935
403	**00**	**00**	**00**	**Servicios no personales**	**5.299.965**	**0**	**0**	**0**	**0**	**0**	**5.299.965**
403	10	00	00	Servicios profesionales y técnicos	1.032.000	0	0	0	0	0	1.032.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.032.000	0	0	0	0	0	1.032.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.240.000	0	0	0	0	0	3.240.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.240.000	0	0	0	0	0	3.240.000
403	18	00	00	Impuestos indirectos	809.568	0	0	0	0	0	809.568
403	18	01	00	Impuesto al valor agregado	809.568	0	0	0	0	0	809.568
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	218.397	0	0	0	0	0	218.397

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 560001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	218.397	0	0	0	0	0	218.397
				Totales	**240.748.628**	**0**	**0**	**0**	**0**	**0**	**240.748.628**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**21.312.116**	**0**	**0**	**0**	**0**	**0**	**21.312.116**
402	01	00	00	Productos alimenticios y agropecuarios	3.265.373	0	0	0	0	0	3.265.373
402	01	01	00	Alimentos y bebidas para personas	3.253.073	0	0	0	0	0	3.253.073
402	01	03	00	Productos agrícolas y pecuarios	12.300	0	0	0	0	0	12.300
402	02	00	00	Productos de minas, canteras y yacimientos	1.230	0	0	0	0	0	1.230
402	02	05	00	Piedra, arcilla, arena y tierra	1.230	0	0	0	0	0	1.230
402	03	00	00	Textiles y vestuarios	90.200	0	0	0	0	0	90.200
402	03	01	00	Textiles	8.200	0	0	0	0	0	8.200
402	03	02	00	Prendas de vestir	82.000	0	0	0	0	0	82.000
402	04	00	00	Productos de cuero y caucho	188.518	0	0	0	0	0	188.518
402	04	01	00	Cueros y pieles	4.100	0	0	0	0	0	4.100
402	04	02	00	Productos de cuero y sucedáneos del cuero	4.100	0	0	0	0	0	4.100
402	04	03	00	Cauchos y tripas para vehículos	172.118	0	0	0	0	0	172.118
402	04	99	00	Otros productos de cuero y caucho	8.200	0	0	0	0	0	8.200
402	05	00	00	Productos de papel, cartón e impresos	5.934.288	0	0	0	0	0	5.934.288
402	05	01	00	Pulpa de madera, papel y cartón	337.881	0	0	0	0	0	337.881
402	05	02	00	Envases y cajas de papel y cartón	41.000	0	0	0	0	0	41.000
402	05	03	00	Productos de papel y cartón para oficina	5.357.787	0	0	0	0	0	5.357.787
402	05	04	00	Libros, revistas y periódicos	53.300	0	0	0	0	0	53.300
402	05	05	00	Material de enseñanza	820	0	0	0	0	0	820
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	102.500	0	0	0	0	0	102.500
402	05	99	00	Otros productos de pulpa, papel y cartón	41.000	0	0	0	0	0	41.000
402	06	00	00	Productos químicos y derivados	5.674.298	0	0	0	0	0	5.674.298
402	06	01	00	Sustancias químicas y de uso industrial	41.000	0	0	0	0	0	41.000
402	06	02	00	Abonos, plaguicidas y otros	32.800	0	0	0	0	0	32.800
402	06	03	00	Tintas, pinturas y colorantes	5.205.000	0	0	0	0	0	5.205.000
402	06	04	00	Productos farmacéuticos y medicamentos	205.000	0	0	0	0	0	205.000
402	06	05	00	Productos de tocador	24.600	0	0	0	0	0	24.600
402	06	06	00	Combustibles y lubricantes	22.849	0	0	0	0	0	22.849
402	06	07	00	Productos diversos derivados del petróleo y del carbón	205	0	0	0	0	0	205
402	06	08	00	Productos plásticos	129.798	0	0	0	0	0	129.798
402	06	99	00	Otros productos de la industria química y conexos	13.046	0	0	0	0	0	13.046
402	07	00	00	Productos minerales no metálicos	92.250	0	0	0	0	0	92.250

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	01	00	Productos de barro, loza y porcelana	41.000	0	0	0	0	0	41.000
402	07	02	00	Vidrios y productos de vidrio	20.500	0	0	0	0	0	20.500
402	07	03	00	Productos de arcilla para construcción	20.500	0	0	0	0	0	20.500
402	07	04	00	Cemento, cal y yeso	6.150	0	0	0	0	0	6.150
402	07	99	00	Otros productos minerales no metálicos	4.100	0	0	0	0	0	4.100
402	08	00	00	Productos metálicos	3.803.068	0	0	0	0	0	3.803.068
402	08	01	00	Productos primarios de hierro y acero	34.440	0	0	0	0	0	34.440
402	08	02	00	Productos de metales no ferrosos	4.100	0	0	0	0	0	4.100
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.207.993	0	0	0	0	0	3.207.993
402	08	04	00	Productos metálicos estructurales	10.476	0	0	0	0	0	10.476
402	08	05	00	Materiales de orden público, seguridad y defensa	61.500	0	0	0	0	0	61.500
402	08	07	00	Material de señalamiento	16.400	0	0	0	0	0	16.400
402	08	09	00	Repuestos y accesorios para equipos de transporte	82.000	0	0	0	0	0	82.000
402	08	10	00	Repuestos y accesorios para otros equipos	373.859	0	0	0	0	0	373.859
402	08	99	00	Otros productos metálicos	12.300	0	0	0	0	0	12.300
402	09	00	00	Productos de madera	42.968	0	0	0	0	0	42.968
402	09	01	00	Productos primarios de madera	14.678	0	0	0	0	0	14.678
402	09	02	00	Muebles y accesorios de madera para edificaciones	21.525	0	0	0	0	0	21.525
402	09	99	00	Otros productos de madera	6.765	0	0	0	0	0	6.765
402	10	00	00	Productos varios y útiles diversos	2.096.923	0	0	0	0	0	2.096.923
402	10	01	00	Articulos de deporte, recreación y juguetes	20.500	0	0	0	0	0	20.500
402	10	02	00	Materiales y útiles de limpieza y aseo	12.300	0	0	0	0	0	12.300
402	10	03	00	Utensilios de cocina y comedor	8.200	0	0	0	0	0	8.200
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.200	0	0	0	0	0	8.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	471.500	0	0	0	0	0	471.500
402	10	06	00	Condecoraciones, ofrendas y similares	12.300	0	0	0	0	0	12.300
402	10	07	00	Productos de seguridad en el trabajo	51.590	0	0	0	0	0	51.590
402	10	08	00	Materiales para equipos de computación	943.000	0	0	0	0	0	943.000
402	10	09	00	Especies timbradas y valores	410	0	0	0	0	0	410
402	10	10	00	Útiles religiosos	410	0	0	0	0	0	410
402	10	11	00	Materiales eléctricos	302.013	0	0	0	0	0	302.013
402	10	12	00	Materiales para instalaciones sanitarias	20.500	0	0	0	0	0	20.500
402	10	99	00	Otros productos y útiles diversos	246.000	0	0	0	0	0	246.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **ACCIÓN CENTRALIZADA:** 560002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	123.000	0	0	0	0	0	123.000
402	99	01	00	Otros materiales y suministros	123.000	0	0	0	0	0	123.000
403	**00**	**00**	**00**	**Servicios no personales**	**35.643.203**	**0**	**0**	**0**	**0**	**0**	**35.643.203**
403	01	00	00	Alquileres de inmuebles	508.400	0	0	0	0	0	508.400
403	01	01	00	Alquileres de edificios y locales	492.000	0	0	0	0	0	492.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	16.400	0	0	0	0	0	16.400
403	02	00	00	Alquileres de maquinaria y equipos	541.200	0	0	0	0	0	541.200
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	49.200	0	0	0	0	0	49.200
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	41.000	0	0	0	0	0	41.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	246.000	0	0	0	0	0	246.000
403	02	99	00	Alquileres de otras maquinaria y equipos	205.000	0	0	0	0	0	205.000
403	04	00	00	Servicios básicos	4.883.912	0	0	0	0	0	4.883.912
403	04	01	00	Electricidad	697.000	0	0	0	0	0	697.000
403	04	04	00	Teléfonos	3.095.500	0	0	0	0	0	3.095.500
403	04	05	00	Servicio de comunicaciones	1.089.362	0	0	0	0	0	1.089.362
403	04	06	00	Servicio de aseo urbano y domiciliario	2.050	0	0	0	0	0	2.050
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	1.539.550	0	0	0	0	0	1.539.550
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	457.150	0	0	0	0	0	457.150
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	446.900	0	0	0	0	0	446.900
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	369.000	0	0	0	0	0	369.000
403	05	06	00	Servicio de administración, vigilancia y mantenimiento del servicio de aseo urbano y domiciliario	266.500	0	0	0	0	0	266.500
403	06	00	00	Servicios de transporte y almacenaje	168.141	0	0	0	0	0	168.141
403	06	01	00	Fletes y embalajes	102.500	0	0	0	0	0	102.500
403	06	03	00	Estacionamiento	4.100	0	0	0	0	0	4.100
403	06	04	00	Peaje	41	0	0	0	0	0	41
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	61.500	0	0	0	0	0	61.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	996.300	0	0	0	0	0	996.300
403	07	01	00	Publicidad y propaganda	943.000	0	0	0	0	0	943.000
403	07	04	00	Avisos	53.300	0	0	0	0	0	53.300
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.665.195	0	0	0	0	0	2.665.195
403	08	01	00	Primas y gastos de seguros	2.538.095	0	0	0	0	0	2.538.095
403	08	02	00	Comisiones y gastos bancarios	24.600	0	0	0	0	0	24.600

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **ACCIÓN CENTRALIZADA:** 560002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	03	00	Comisiones y gastos de adquisición de seguros	102.500	0	0	0	0	0	102.500
403	09	00	00	Viáticos y pasajes	861.000	0	0	0	0	0	861.000
403	09	01	00	Viáticos y pasajes dentro del país	738.000	0	0	0	0	0	738.000
403	09	02	00	Viáticos y pasajes fuera del país	123.000	0	0	0	0	0	123.000
403	10	00	00	Servicios profesionales y técnicos	7.060.435	0	0	0	0	0	7.060.435
403	10	02	00	Servicios de contabilidad y auditoria	123.000	0	0	0	0	0	123.000
403	10	03	00	Servicios de procesamiento de datos	205.000	0	0	0	0	0	205.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.230.000	0	0	0	0	0	1.230.000
403	10	09	00	Servicios de lavandería y tintorería	615	0	0	0	0	0	615
403	10	10	00	Servicios de vigilancia	2.276.320	0	0	0	0	0	2.276.320
403	10	99	00	Otros servicios profesionales y técnicos	3.225.500	0	0	0	0	0	3.225.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.246.544	0	0	0	0	0	3.246.544
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	106.190	0	0	0	0	0	106.190
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.986.614	0	0	0	0	0	1.986.614
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	123.000	0	0	0	0	0	123.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.690	0	0	0	0	0	3.690
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	2.050	0	0	0	0	0	2.050
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	922.500	0	0	0	0	0	922.500
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	102.500	0	0	0	0	0	102.500
403	12	00	00	Conservación y reparaciones menores de obras	5.125.000	0	0	0	0	0	5.125.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.125.000	0	0	0	0	0	5.125.000
403	15	00	00	Servicios fiscales	246.000	0	0	0	0	0	246.000
403	15	01	00	Derechos de importación y servicios aduaneros	205.000	0	0	0	0	0	205.000
403	15	02	00	Tasas y otros derechos obligatorios	41.000	0	0	0	0	0	41.000
403	18	00	00	Impuestos indirectos	5.341.526	0	0	0	0	0	5.341.526
403	18	01	00	Impuesto al valor agregado	5.341.526	0	0	0	0	0	5.341.526
403	99	00	00	Otros servicios no personales	2.460.000	0	0	0	0	0	2.460.000
403	99	01	00	Otros servicios no personales	2.460.000	0	0	0	0	0	2.460.000
404	**00**	**00**	**00**	**Activos reales**	**13.163.050**	**0**	**0**	**0**	**0**	**0**	**13.163.050**
404	01	00	00	Repuestos y reparaciones mayores	3.150.850	0	0	0	0	0	3.150.850
404	01	01	00	Repuestos mayores	2.330.850	0	0	0	0	0	2.330.850
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo,	485.850	0	0	0	0	0	485.850

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **ACCIÓN CENTRALIZADA:** 560002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				industria y taller							
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	820.000	0	0	0	0	0	820.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	820.000	0	0	0	0	0	820.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	205.000	0	0	0	0	0	205.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	820.000	0	0	0	0	0	820.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	328.000	0	0	0	0	0	328.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	492.000	0	0	0	0	0	492.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	865.100	0	0	0	0	0	865.100
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	24.600	0	0	0	0	0	24.600
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	451.000	0	0	0	0	0	451.000
404	03	05	00	Maquinaria y equipos industriales y de taller	82.000	0	0	0	0	0	82.000
404	03	06	00	Maquinaria y equipos de energía	307.500	0	0	0	0	0	307.500
404	04	00	00	Equipos de transporte, tracción y elevación	2.058.200	0	0	0	0	0	2.058.200
404	04	01	00	Vehículos automotores terrestres	2.050.000	0	0	0	0	0	2.050.000
404	04	05	00	Vehículos de tracción no motorizados	8.200	0	0	0	0	0	8.200
404	05	00	00	Equipos de comunicaciones y de señalamiento	410.000	0	0	0	0	0	410.000
404	05	01	00	Equipos de telecomunicaciones	410.000	0	0	0	0	0	410.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	28.700	0	0	0	0	0	28.700
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	20.500	0	0	0	0	0	20.500
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	8.200	0	0	0	0	0	8.200
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	664.200	0	0	0	0	0	664.200
404	07	02	00	Equipos de enseñanza, deporte y recreación	615.000	0	0	0	0	0	615.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	49.200	0	0	0	0	0	49.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.986.000	0	0	0	0	0	5.986.000
404	09	01	00	Mobiliario y equipos de oficina	4.100.000	0	0	0	0	0	4.100.000
404	09	02	00	Equipos de computación	1.640.000	0	0	0	0	0	1.640.000
404	09	03	00	Mobiliario y equipos de alojamiento	164.000	0	0	0	0	0	164.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	82.000	0	0	0	0	0	82.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.634.905.685**	**0**	**0**	**0**	**0**	**0**	**1.634.905.685**
407	01	00	00	Transferencias y donaciones corrientes internas	1.624.063.034	0	0	0	0	0	1.624.063.034
407	01	02	00	Donaciones corrientes internas al sector privado	828.000	0	0	0	0	0	828.000
407	01	02	01	Donaciones corrientes a personas	828.000	0	0	0	0	0	828.000
407	01	03	00	Transferencias corrientes internas al sector público	1.623.235.034	0	0	0	0	0	1.623.235.034

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **ACCIÓN CENTRALIZADA:** 560002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.501.172.111	0	0	0	0	0	1.501.172.111
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	122.062.923	0	0	0	0	0	122.062.923
407	02	00	00	Transferencias y donaciones corrientes al exterior	3.834.029	0	0	0	0	0	3.834.029
407	02	01	00	Transferencias corrientes al exterior	3.834.029	0	0	0	0	0	3.834.029
407	02	01	04	Transferencias corrientes a organismos internacionales	3.834.029	0	0	0	0	0	3.834.029
407	03	00	00	Transferencias y donaciones de capital internas	7.008.622	0	0	0	0	0	7.008.622
407	03	03	00	Transferencias de capital internas al sector público	7.008.622	0	0	0	0	0	7.008.622
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	7.008.622	0	0	0	0	0	7.008.622
411	**00**	**00**	**00**	**Disminución de pasivos**	**820.000**	**0**	**0**	**0**	**0**	**0**	**820.000**
411	11	00	00	Obligaciones de ejercicios anteriores	820.000	0	0	0	0	0	820.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	820.000	0	0	0	0	0	820.000
				Totales	**1.705.844.054**	**0**	**0**	**0**	**0**	**0**	**1.705.844.054**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.634.077.685**	0	0	0	0	0	**1.634.077.685**
407	01	00	00	Transferencias y donaciones corrientes internas	1.623.235.034	0	0	0	0	0	1.623.235.034
407	01	03	00	Transferencias corrientes internas al sector público	1.623.235.034	0	0	0	0	0	1.623.235.034
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.501.172.111	0	0	0	0	0	1.501.172.111
				- A0046 Instituto Nacional de Capacitación y Educación Socialista (INCES)	200.000.000	0	0	0	0	0	200.000.000
				- A0063 Instituto Venezolano de Investigaciones Científicas (IVIC)	237.309.340	0	0	0	0	0	237.309.340
				- A0191 Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)	15.272.957	0	0	0	0	0	15.272.957
				- A0209 Centro Nacional de Tecnologías de Información (CNTI)	23.183.335	0	0	0	0	0	23.183.335
				- A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)	8.027.728	0	0	0	0	0	8.027.728
				- A0271 Fundación Centro Nacional de Investigación y Certificación en Vivienda, Hábitat y Desarrollo Urbano	2.000.000	0	0	0	0	0	2.000.000
				- A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)	16.629.606	0	0	0	0	0	16.629.606
				- A0313 Fundación Instituto de Estudios Avanzados (IDEA)	58.758.947	0	0	0	0	0	58.758.947
				- A0314 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)	1.593.393	0	0	0	0	0	1.593.393
				- A0315 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)	5.145.035	0	0	0	0	0	5.145.035
				- A0316 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)	5.611.772	0	0	0	0	0	5.611.772
				- A0318 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)	1.802.374	0	0	0	0	0	1.802.374
				- A0319 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)	5.033.795	0	0	0	0	0	5.033.795
				- A0320 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)	8.151.535	0	0	0	0	0	8.151.535
				- A0321 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira)	937.646	0	0	0	0	0	937.646
				- A0322 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)	1.936.682	0	0	0	0	0	1.936.682
				- A0333 Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)	174.255.995	0	0	0	0	0	174.255.995
				- A0334 Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)	35.258.169	0	0	0	0	0	35.258.169
				- A0338 Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)	3.580.567	0	0	0	0	0	3.580.567
				- A0355 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)	2.409.553	0	0	0	0	0	2.409.553
				- A0363 Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)	9.398.319	0	0	0	0	0	9.398.319
				- A0382 Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)	6.084.425	0	0	0	0	0	6.084.425

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- A0405 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)	4.280.195	0	0	0	0	0	4.280.195
				- A0429 Fundación Centro Nacional de Tecnología Química (CNTQ)	3.600.000	0	0	0	0	0	3.600.000
				- A0430 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)	2.249.921	0	0	0	0	0	2.249.921
				- A0431 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)	4.472.775	0	0	0	0	0	4.472.775
				- A0432 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)	1.171.814	0	0	0	0	0	1.171.814
				- A0433 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)	1.908.285	0	0	0	0	0	1.908.285
				- A0434 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)	2.288.403	0	0	0	0	0	2.288.403
				- A0435 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)	1.261.674	0	0	0	0	0	1.261.674
				- A0436 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)	1.468.799	0	0	0	0	0	1.468.799
				- A0437 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)	3.222.408	0	0	0	0	0	3.222.408
				- A0438 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)	684.642	0	0	0	0	0	684.642
				- A0439 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)	1.283.214	0	0	0	0	0	1.283.214
				- A0440 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)	1.627.347	0	0	0	0	0	1.627.347
				- A0442 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)	1.950.357	0	0	0	0	0	1.950.357
				- A0443 Fundación Centro Nacional de Desarrollo e Investigación en Telecomunicaciones (CENDIT)	8.842.077	0	0	0	0	0	8.842.077
				- A0458 Fundación Centro Nacional de Innovación Tecnológica (CENIT)	8.083.041	0	0	0	0	0	8.083.041
				- A0461 Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)	974.720	0	0	0	0	0	974.720
				- A0464 Fundación Infocentro	57.584.885	0	0	0	0	0	57.584.885
				- A0660 Instituto Postal Telegráfico de Venezuela (IPOSTEL)	460.746.109	0	0	0	0	0	460.746.109
				- A0929 Fondo Nacional de Ciencia, Tecnología e Innovación (FONACIT)	98.650.242	0	0	0	0	0	98.650.242
				- A0937 Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)	3.544.242	0	0	0	0	0	3.544.242
				- A1301 Agencia Bolivariana para Actividades Espaciales (ABAE)	8.895.788	0	0	0	0	0	8.895.788
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	122.062.923	0	0	0	0	0	122.062.923
				- A0677 Química, Biotecnología al Servicio Social (QUIMBIOTEC, C.A.)	2.991.378	0	0	0	0	0	2.991.378
				- A1211 Telecom Venezuela, C.A.	42.116.736	0	0	0	0	0	42.116.736
				- A1225 Red de Transmisiones de Venezuela, C.A.	32.092.542	0	0	0	0	0	32.092.542

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- A1267 Corporación para el Desarrollo Científico y Tecnológico, S.A. (CODECYT S.A)	44.862.267	0	0	0	0	0	44.862.267
407	02	00	00	Transferencias y donaciones corrientes al exterior	3.834.029	0	0	0	0	0	3.834.029
407	02	01	00	Transferencias corrientes al exterior	3.834.029	0	0	0	0	0	3.834.029
407	02	01	04	Transferencias corrientes a organismos internacionales	3.834.029	0	0	0	0	0	3.834.029
				- I0015 Centro Internacional de Ingeniería Genética y Biotecnología.	141.900	0	0	0	0	0	141.900
				- I0018 Centro Latinoamericano de la Física (CLAF)	8.600	0	0	0	0	0	8.600
				- I0082 Organización de los Estados Americanos (O.E.A.)	197.800	0	0	0	0	0	197.800
				- I0139 Instituto Interamericano para la Investigación del Cambio Global (I.A.I)	202.100	0	0	0	0	0	202.100
				- I0159 Unión Internacional de Telecomunicaciones	2.381.600	0	0	0	0	0	2.381.600
				- I0162 Unión Postal Universal	213.169	0	0	0	0	0	213.169
				- I0212 Fundación Internacional para la Ciencia - IFS	860	0	0	0	0	0	860
				- I0220 Programa Iberoamericano de Ciencia y Tecnología para el Desarrollo - CYTED	688.000	0	0	0	0	0	688.000
407	03	00	00	Transferencias y donaciones de capital internas	7.008.622	0	0	0	0	0	7.008.622
407	03	03	00	Transferencias de capital internas al sector público	7.008.622	0	0	0	0	0	7.008.622
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	7.008.622	0	0	0	0	0	7.008.622
				- A0677 Química, Biotecnología al Servicio Social (QUIMBIOTEC, C.A.)	7.008.622	0	0	0	0	0	7.008.622
				Totales	**1.634.077.685**	**0**	**0**	**0**	**0**	**0**	**1.634.077.685**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 560002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	Materiales, suministros y mercancías	21.312.116	0	0	0	0	0	21.312.116
402	01	00	00	Productos alimenticios y agropecuarios	3.265.373	0	0	0	0	0	3.265.373
402	01	01	00	Alimentos y bebidas para personas	3.253.073	0	0	0	0	0	3.253.073
402	01	03	00	Productos agrícolas y pecuarios	12.300	0	0	0	0	0	12.300
402	02	00	00	Productos de minas, canteras y yacimientos	1.230	0	0	0	0	0	1.230
402	02	05	00	Piedra, arcilla, arena y tierra	1.230	0	0	0	0	0	1.230
402	03	00	00	Textiles y vestuarios	90.200	0	0	0	0	0	90.200
402	03	01	00	Textiles	8.200	0	0	0	0	0	8.200
402	03	02	00	Prendas de vestir	82.000	0	0	0	0	0	82.000
402	04	00	00	Productos de cuero y caucho	188.518	0	0	0	0	0	188.518
402	04	01	00	Cueros y pieles	4.100	0	0	0	0	0	4.100
402	04	02	00	Productos de cuero y sucedáneos del cuero	4.100	0	0	0	0	0	4.100
402	04	03	00	Cauchos y tripas para vehículos	172.118	0	0	0	0	0	172.118
402	04	99	00	Otros productos de cuero y caucho	8.200	0	0	0	0	0	8.200
402	05	00	00	Productos de papel, cartón e impresos	5.934.288	0	0	0	0	0	5.934.288
402	05	01	00	Pulpa de madera, papel y cartón	337.881	0	0	0	0	0	337.881
402	05	02	00	Envases y cajas de papel y cartón	41.000	0	0	0	0	0	41.000
402	05	03	00	Productos de papel y cartón para oficina	5.357.787	0	0	0	0	0	5.357.787
402	05	04	00	Libros, revistas y periódicos	53.300	0	0	0	0	0	53.300
402	05	05	00	Material de enseñanza	820	0	0	0	0	0	820
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	102.500	0	0	0	0	0	102.500
402	05	99	00	Otros productos de pulpa, papel y cartón	41.000	0	0	0	0	0	41.000
402	06	00	00	Productos químicos y derivados	5.674.298	0	0	0	0	0	5.674.298
402	06	01	00	Sustancias químicas y de uso industrial	41.000	0	0	0	0	0	41.000
402	06	02	00	Abonos, plaguicidas y otros	32.800	0	0	0	0	0	32.800
402	06	03	00	Tintas, pinturas y colorantes	5.205.000	0	0	0	0	0	5.205.000
402	06	04	00	Productos farmacéuticos y medicamentos	205.000	0	0	0	0	0	205.000
402	06	05	00	Productos de tocador	24.600	0	0	0	0	0	24.600

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 560002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	22.849	0	0	0	0	0	22.849
402	06	07	00	Productos diversos derivados del petróleo y del carbón	205	0	0	0	0	0	205
402	06	08	00	Productos plásticos	129.798	0	0	0	0	0	129.798
402	06	99	00	Otros productos de la industria química y conexos	13.046	0	0	0	0	0	13.046
402	07	00	00	Productos minerales no metálicos	92.250	0	0	0	0	0	92.250
402	07	01	00	Productos de barro, loza y porcelana	41.000	0	0	0	0	0	41.000
402	07	02	00	Vidrios y productos de vidrio	20.500	0	0	0	0	0	20.500
402	07	03	00	Productos de arcilla para construcción	20.500	0	0	0	0	0	20.500
402	07	04	00	Cemento, cal y yeso	6.150	0	0	0	0	0	6.150
402	07	99	00	Otros productos minerales no metálicos	4.100	0	0	0	0	0	4.100
402	08	00	00	Productos metálicos	3.803.068	0	0	0	0	0	3.803.068
402	08	01	00	Productos primarios de hierro y acero	34.440	0	0	0	0	0	34.440
402	08	02	00	Productos de metales no ferrosos	4.100	0	0	0	0	0	4.100
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.207.993	0	0	0	0	0	3.207.993
402	08	04	00	Productos metálicos estructurales	10.476	0	0	0	0	0	10.476
402	08	05	00	Materiales de orden público, seguridad y defensa	61.500	0	0	0	0	0	61.500
402	08	07	00	Material de señalamiento	16.400	0	0	0	0	0	16.400
402	08	09	00	Repuestos y accesorios para equipos de transporte	82.000	0	0	0	0	0	82.000
402	08	10	00	Repuestos y accesorios para otros equipos	373.859	0	0	0	0	0	373.859
402	08	99	00	Otros productos metálicos	12.300	0	0	0	0	0	12.300
402	09	00	00	Productos de madera	42.968	0	0	0	0	0	42.968
402	09	01	00	Productos primarios de madera	14.678	0	0	0	0	0	14.678
402	09	02	00	Muebles y accesorios de madera para edificaciones	21.525	0	0	0	0	0	21.525
402	09	99	00	Otros productos de madera	6.765	0	0	0	0	0	6.765
402	10	00	00	Productos varios y útiles diversos	2.096.923	0	0	0	0	0	2.096.923
402	10	01	00	Artículos de deporte, recreación y juguetes	20.500	0	0	0	0	0	20.500
402	10	02	00	Materiales y útiles de limpieza y aseo	12.300	0	0	0	0	0	12.300
402	10	03	00	Utensilios de cocina y comedor	8.200	0	0	0	0	0	8.200

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 560002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.200	0	0	0	0	0	8.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	471.500	0	0	0	0	0	471.500
402	10	06	00	Condecoraciones, ofrendas y similares	12.300	0	0	0	0	0	12.300
402	10	07	00	Productos de seguridad en el trabajo	51.590	0	0	0	0	0	51.590
402	10	08	00	Materiales para equipos de computación	943.000	0	0	0	0	0	943.000
402	10	09	00	Especies timbradas y valores	410	0	0	0	0	0	410
402	10	10	00	Útiles religiosos	410	0	0	0	0	0	410
402	10	11	00	Materiales eléctricos	302.013	0	0	0	0	0	302.013
402	10	12	00	Materiales para instalaciones sanitarias	20.500	0	0	0	0	0	20.500
402	10	99	00	Otros productos y útiles diversos	246.000	0	0	0	0	0	246.000
402	99	00	00	Otros materiales y suministros	123.000	0	0	0	0	0	123.000
402	99	01	00	Otros materiales y suministros	123.000	0	0	0	0	0	123.000
403	**00**	**00**	**00**	**Servicios no personales**	**35.643.203**	**0**	**0**	**0**	**0**	**0**	**35.643.203**
403	01	00	00	Alquileres de inmuebles	508.400	0	0	0	0	0	508.400
403	01	01	00	Alquileres de edificios y locales	492.000	0	0	0	0	0	492.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	16.400	0	0	0	0	0	16.400
403	02	00	00	Alquileres de maquinaria y equipos	541.200	0	0	0	0	0	541.200
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	49.200	0	0	0	0	0	49.200
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	41.000	0	0	0	0	0	41.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	246.000	0	0	0	0	0	246.000
403	02	99	00	Alquileres de otras maquinaria y equipos	205.000	0	0	0	0	0	205.000
403	04	00	00	Servicios básicos	4.883.912	0	0	0	0	0	4.883.912
403	04	01	00	Electricidad	697.000	0	0	0	0	0	697.000
403	04	04	00	Teléfonos	3.095.500	0	0	0	0	0	3.095.500
403	04	05	00	Servicio de comunicaciones	1.089.362	0	0	0	0	0	1.089.362
403	04	06	00	Servicio de aseo urbano y domiciliario	2.050	0	0	0	0	0	2.050
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	1.539.550	0	0	0	0	0	1.539.550
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	457.150	0	0	0	0	0	457.150

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **ACCIÓN CENTRALIZADA:** 560002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 560002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	446.900	0	0	0	0	0	446.900
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	369.000	0	0	0	0	0	369.000
403	05	06	00	Servicio de administración, vigilancia y mantenimiento del servicio de aseo urbano y domiciliario	266.500	0	0	0	0	0	266.500
403	06	00	00	Servicios de transporte y almacenaje	168.141	0	0	0	0	0	168.141
403	06	01	00	Fletes y embalajes	102.500	0	0	0	0	0	102.500
403	06	03	00	Estacionamiento	4.100	0	0	0	0	0	4.100
403	06	04	00	Peaje	41	0	0	0	0	0	41
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	61.500	0	0	0	0	0	61.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	996.300	0	0	0	0	0	996.300
403	07	01	00	Publicidad y propaganda	943.000	0	0	0	0	0	943.000
403	07	04	00	Avisos	53.300	0	0	0	0	0	53.300
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.665.195	0	0	0	0	0	2.665.195
403	08	01	00	Primas y gastos de seguros	2.538.095	0	0	0	0	0	2.538.095
403	08	02	00	Comisiones y gastos bancarios	24.600	0	0	0	0	0	24.600
403	08	03	00	Comisiones y gastos de adquisición de seguros	102.500	0	0	0	0	0	102.500
403	09	00	00	Viáticos y pasajes	861.000	0	0	0	0	0	861.000
403	09	01	00	Viáticos y pasajes dentro del país	738.000	0	0	0	0	0	738.000
403	09	02	00	Viáticos y pasajes fuera del país	123.000	0	0	0	0	0	123.000
403	10	00	00	Servicios profesionales y técnicos	7.060.435	0	0	0	0	0	7.060.435
403	10	02	00	Servicios de contabilidad y auditoría	123.000	0	0	0	0	0	123.000
403	10	03	00	Servicios de procesamiento de datos	205.000	0	0	0	0	0	205.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.230.000	0	0	0	0	0	1.230.000
403	10	09	00	Servicios de lavandería y tintorería	615	0	0	0	0	0	615
403	10	10	00	Servicios de vigilancia	2.276.320	0	0	0	0	0	2.276.320
403	10	99	00	Otros servicios profesionales y técnicos	3.225.500	0	0	0	0	0	3.225.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.246.544	0	0	0	0	0	3.246.544
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	106.190	0	0	0	0	0	106.190
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y	1.986.614	0	0	0	0	0	1.986.614

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN **ACCIÓN CENTRALIZADA:** 560002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 560002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				elevación							
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	123.000	0	0	0	0	0	123.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.690	0	0	0	0	0	3.690
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	2.050	0	0	0	0	0	2.050
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	922.500	0	0	0	0	0	922.500
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	102.500	0	0	0	0	0	102.500
403	12	00	00	Conservación y reparaciones menores de obras	5.125.000	0	0	0	0	0	5.125.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.125.000	0	0	0	0	0	5.125.000
403	15	00	00	Servicios fiscales	246.000	0	0	0	0	0	246.000
403	15	01	00	Derechos de importación y servicios aduaneros	205.000	0	0	0	0	0	205.000
403	15	02	00	Tasas y otros derechos obligatorios	41.000	0	0	0	0	0	41.000
403	18	00	00	Impuestos indirectos	5.341.526	0	0	0	0	0	5.341.526
403	18	01	00	Impuesto al valor agregado	5.341.526	0	0	0	0	0	5.341.526
403	99	00	00	Otros servicios no personales	2.460.000	0	0	0	0	0	2.460.000
403	99	01	00	Otros servicios no personales	2.460.000	0	0	0	0	0	2.460.000
404	**00**	**00**	**00**	**Activos reales**	**13.163.050**	**0**	**0**	**0**	**0**	**0**	**13.163.050**
404	01	00	00	Repuestos y reparaciones mayores	3.150.850	0	0	0	0	0	3.150.850
404	01	01	00	Repuestos mayores	2.330.850	0	0	0	0	0	2.330.850
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	485.850	0	0	0	0	0	485.850
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	820.000	0	0	0	0	0	820.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	820.000	0	0	0	0	0	820.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	205.000	0	0	0	0	0	205.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	820.000	0	0	0	0	0	820.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	328.000	0	0	0	0	0	328.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	492.000	0	0	0	0	0	492.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	865.100	0	0	0	0	0	865.100
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	24.600	0	0	0	0	0	24.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 560002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	451.000	0	0	0	0	0	451.000
404	03	05	00	Maquinaria y equipos industriales y de taller	82.000	0	0	0	0	0	82.000
404	03	06	00	Maquinaria y equipos de energia	307.500	0	0	0	0	0	307.500
404	04	00	00	Equipos de transporte, tracción y elevación	2.058.200	0	0	0	0	0	2.058.200
404	04	01	00	Vehículos automotores terrestres	2.050.000	0	0	0	0	0	2.050.000
404	04	05	00	Vehículos de tracción no motorizados	8.200	0	0	0	0	0	8.200
404	05	00	00	Equipos de comunicaciones y de señalamiento	410.000	0	0	0	0	0	410.000
404	05	01	00	Equipos de telecomunicaciones	410.000	0	0	0	0	0	410.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	28.700	0	0	0	0	0	28.700
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	20.500	0	0	0	0	0	20.500
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	8.200	0	0	0	0	0	8.200
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	664.200	0	0	0	0	0	664.200
404	07	02	00	Equipos de enseñanza, deporte y recreación	615.000	0	0	0	0	0	615.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	49.200	0	0	0	0	0	49.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.986.000	0	0	0	0	0	5.986.000
404	09	01	00	Mobiliario y equipos de oficina	4.100.000	0	0	0	0	0	4.100.000
404	09	02	00	Equipos de computación	1.640.000	0	0	0	0	0	1.640.000
404	09	03	00	Mobiliario y equipos de alojamiento	164.000	0	0	0	0	0	164.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	82.000	0	0	0	0	0	82.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**820.000**	**0**	**0**	**0**	**0**	**0**	**820.000**
411	11	00	00	Obligaciones de ejercicios anteriores	820.000	0	0	0	0	0	820.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	820.000	0	0	0	0	0	820.000
				Totales	**70.938.369**	**0**	**0**	**0**	**0**	**0**	**70.938.369**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 560002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	00	00	00	Transferencias y donaciones	4.662.029	0	0	0	0	0	4.662.029
407	01	00	00	Transferencias y donaciones corrientes internas	828.000	0	0	0	0	0	828.000
407	01	02	00	Donaciones corrientes internas al sector privado	828.000	0	0	0	0	0	828.000
407	01	02	01	Donaciones corrientes a personas	828.000	0	0	0	0	0	828.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	3.834.029	0	0	0	0	0	3.834.029
407	02	01	00	Transferencias corrientes al exterior	3.834.029	0	0	0	0	0	3.834.029
407	02	01	04	Transferencias corrientes a organismos internacionales	3.834.029	0	0	0	0	0	3.834.029
				Totales	**4.662.029**	**0**	**0**	**0**	**0**	**0**	**4.662.029**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 560002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.630.243.656**	**0**	**0**	**0**	**0**	**0**	**1.630.243.656**
407	01	00	00	Transferencias y donaciones corrientes internas	1.623.235.034	0	0	0	0	0	1.623.235.034
407	01	03	00	Transferencias corrientes internas al sector público	1.623.235.034	0	0	0	0	0	1.623.235.034
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.501.172.111	0	0	0	0	0	1.501.172.111
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	122.062.923	0	0	0	0	0	122.062.923
407	03	00	00	Transferencias y donaciones de capital internas	7.008.622	0	0	0	0	0	7.008.622
407	03	03	00	Transferencias de capital internas al sector público	7.008.622	0	0	0	0	0	7.008.622
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	7.008.622	0	0	0	0	0	7.008.622
				Totales	**1.630.243.656**	**0**	**0**	**0**	**0**	**0**	**1.630.243.656**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.037.752**	**0**	**0**	**0**	**0**	**0**	**3.037.752**
407	01	00	00	Transferencias y donaciones corrientes internas	3.037.752	0	0	0	0	0	3.037.752
407	01	01	00	Transferencias corrientes internas al sector privado	3.037.752	0	0	0	0	0	3.037.752
407	01	01	01	Pensiones del personal empleado, obrero y militar	194.280	0	0	0	0	0	194.280
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	585.971	0	0	0	0	0	585.971
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	48.570	0	0	0	0	0	48.570
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	29.142	0	0	0	0	0	29.142
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	375.000	0	0	0	0	0	375.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	47.000	0	0	0	0	0	47.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	146.493	0	0	0	0	0	146.493
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	87.896	0	0	0	0	0	87.896
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	1.350.000	0	0	0	0	0	1.350.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	173.400	0	0	0	0	0	173.400
				Totales	**3.037.752**	**0**	**0**	**0**	**0**	**0**	**3.037.752**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

ACCIÓN CENTRALIZADA: 560003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 560003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.037.752**	**0**	**0**	**0**	**0**	**0**	**3.037.752**
407	01	00	00	Transferencias y donaciones corrientes internas	3.037.752	0	0	0	0	0	3.037.752
407	01	01	00	Transferencias corrientes internas al sector privado	3.037.752	0	0	0	0	0	3.037.752
407	01	01	01	Pensiones del personal empleado, obrero y militar	194.280	0	0	0	0	0	194.280
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	585.971	0	0	0	0	0	585.971
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	48.570	0	0	0	0	0	48.570
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	29.142	0	0	0	0	0	29.142
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	375.000	0	0	0	0	0	375.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	47.000	0	0	0	0	0	47.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	146.493	0	0	0	0	0	146.493
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	87.896	0	0	0	0	0	87.896
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	1.350.000	0	0	0	0	0	1.350.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	173.400	0	0	0	0	0	173.400
				Totales	**3.037.752**	**0**	**0**	**0**	**0**	**0**	**3.037.752**

57

Ministerio del Poder Popular para las Comunas y Protección Social

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**691.625.542**	**0**	**0**	**0**	**0**	**0**	**691.625.542**
401	01	00	00	Sueldos, salarios y otras retribuciones	194.682.321	0	0	0	0	0	194.682.321
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	21.708.848	0	0	0	0	0	21.708.848
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	10.967.583	0	0	0	0	0	10.967.583
401	01	18	00	Remuneraciones al personal contratado	92.857.494	0	0	0	0	0	92.857.494
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	69.024.874	0	0	0	0	0	69.024.874
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	98.281	0	0	0	0	0	98.281
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.721.657	0	0	0	0	0	1.721.657
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.584.994	0	0	0	0	0	1.584.994
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	27.622	0	0	0	0	0	27.622
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	109.041	0	0	0	0	0	109.041
401	03	00	00	Primas	36.596.717	0	0	0	0	0	36.596.717
401	03	03	00	Primas por hogar a empleados	1.692.079	0	0	0	0	0	1.692.079
401	03	04	00	Primas por hijos a empleados	564.803	0	0	0	0	0	564.803
401	03	08	00	Primas de profesionalización a empleados	2.319.064	0	0	0	0	0	2.319.064
401	03	09	00	Primas por antigüedad a empleados	1.839.264	0	0	0	0	0	1.839.264
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	8.730.600	0	0	0	0	0	8.730.600
401	03	18	00	Primas por hogar a obreros	1.005.898	0	0	0	0	0	1.005.898
401	03	19	00	Primas por hijos de obreros	874.780	0	0	0	0	0	874.780
401	03	21	00	Primas por antigüedad a obreros	1.091.376	0	0	0	0	0	1.091.376
401	03	22	00	Primas de profesionalización a obreros	687.142	0	0	0	0	0	687.142
401	03	37	00	Primas de transporte al personal contratado	255.000	0	0	0	0	0	255.000
401	03	38	00	Primas por hogar al personal contratado	220.800	0	0	0	0	0	220.800
401	03	39	00	Primas por hijos al personal contratado	636.000	0	0	0	0	0	636.000
401	03	40	00	Primas de profesionalización al personal contratado	253.200	0	0	0	0	0	253.200
401	03	41	00	Primas por antigüedad al personal contratado	215.400	0	0	0	0	0	215.400
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	32.735	0	0	0	0	0	32.735
401	03	47	00	Primas al personal de alto nivel y de dirección	2.823.776	0	0	0	0	0	2.823.776
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	28.800	0	0	0	0	0	28.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	95	00	Otras primas al personal de alto nivel y de dirección	2.584.800	0	0	0	0	0	2.584.800
401	03	97	00	Otras primas a empleados	6.670.800	0	0	0	0	0	6.670.800
401	03	98	00	Otras primas a obreros	4.070.400	0	0	0	0	0	4.070.400
401	04	00	00	Complementos de sueldos y salarios	106.756.365	0	0	0	0	0	106.756.365
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	30.000	0	0	0	0	0	30.000
401	04	06	00	Complemento a empleados por comisión de servicios	1.200.000	0	0	0	0	0	1.200.000
401	04	08	00	Bono compensatorio de alimentación a empleados	19.004.120	0	0	0	0	0	19.004.120
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	600.000	0	0	0	0	0	600.000
401	04	18	00	Bono compensatorio de alimentación a obreros	10.448.000	0	0	0	0	0	10.448.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	890.000	0	0	0	0	0	890.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	48.346.507	0	0	0	0	0	48.346.507
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	27.000	0	0	0	0	0	27.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.727.000	0	0	0	0	0	2.727.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	25.241	0	0	0	0	0	25.241
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	2.052.538	0	0	0	0	0	2.052.538
401	04	96	00	Otros complementos a empleados	12.764.347	0	0	0	0	0	12.764.347
401	04	97	00	Otros complementos a obreros	6.677.308	0	0	0	0	0	6.677.308
401	04	98	00	Otros complementos al personal contratado	1.964.304	0	0	0	0	0	1.964.304
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	71.877.047	0	0	0	0	0	71.877.047
401	05	01	00	Aguinaldos a empleados	13.863.285	0	0	0	0	0	13.863.285
401	05	03	00	Bono vacacional a empleados	6.345.314	0	0	0	0	0	6.345.314
401	05	04	00	Aguinaldos a obreros	7.326.246	0	0	0	0	0	7.326.246
401	05	06	00	Bono vacacional a obreros	2.930.498	0	0	0	0	0	2.930.498
401	05	07	00	Aguinaldos al personal contratado	24.999.761	0	0	0	0	0	24.999.761
401	05	08	00	Bono vacacional al personal contratado	11.832.238	0	0	0	0	0	11.832.238
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	38.789	0	0	0	0	0	38.789
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	15.515	0	0	0	0	0	15.515
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	3.232.429	0	0	0	0	0	3.232.429
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.292.972	0	0	0	0	0	1.292.972
401	06	00	00	Aportes patronales y legales	34.490.528	0	0	0	0	0	34.490.528

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	18.166.815	0	0	0	0	0	18.166.815
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.713.235	0	0	0	0	0	1.713.235
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.949.947	0	0	0	0	0	3.949.947
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.470.560	0	0	0	0	0	3.470.560
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.043.210	0	0	0	0	0	3.043.210
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	791.235	0	0	0	0	0	791.235
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	608.642	0	0	0	0	0	608.642
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	527.490	0	0	0	0	0	527.490
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	16.112	0	0	0	0	0	16.112
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	4.189	0	0	0	0	0	4.189
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.793	0	0	0	0	0	2.793
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.342.701	0	0	0	0	0	1.342.701
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	349.102	0	0	0	0	0	349.102
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	232.735	0	0	0	0	0	232.735
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	3.222	0	0	0	0	0	3.222
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	268.540	0	0	0	0	0	268.540
401	07	00	00	Asistencia socio-económica	200.056.796	0	0	0	0	0	200.056.796
401	07	01	00	Capacitación y adiestramiento a empleados	415.800	0	0	0	0	0	415.800
401	07	02	00	Becas a empleados	3.261.625	0	0	0	0	0	3.261.625
401	07	03	00	Ayudas por matrimonio a empleados	108.000	0	0	0	0	0	108.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	144.000	0	0	0	0	0	144.000
401	07	05	00	Ayudas por defunción a empleados	240.000	0	0	0	0	0	240.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	3.080.000	0	0	0	0	0	3.080.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	12.297.999	0	0	0	0	0	12.297.999
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	83.307.779	0	0	0	0	0	83.307.779
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.687.821	0	0	0	0	0	2.687.821
401	07	10	00	Dotación de uniformes a empleados	3.000.000	0	0	0	0	0	3.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.790.477	0	0	0	0	0	3.790.477

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	4.015.525	0	0	0	0	0	4.015.525
401	07	18	00	Becas a obreros	1.000.000	0	0	0	0	0	1.000.000
401	07	19	00	Ayudas por matrimonio de obreros	118.800	0	0	0	0	0	118.800
401	07	20	00	Ayudas por nacimiento de hijos de obreros	214.000	0	0	0	0	0	214.000
401	07	21	00	Ayudas por defunción a obreros	200.000	0	0	0	0	0	200.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	3.000.000	0	0	0	0	0	3.000.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.637.449	0	0	0	0	0	2.637.449
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	26.081.200	0	0	0	0	0	26.081.200
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.000.000	0	0	0	0	0	1.000.000
401	07	26	00	Dotación de uniformes a obreros	1.392.000	0	0	0	0	0	1.392.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.064.608	0	0	0	0	0	1.064.608
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.800.000	0	0	0	0	0	1.800.000
401	07	33	00	Asistencia socio-económica al personal contratado	20.242.075	0	0	0	0	0	20.242.075
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	13.964	0	0	0	0	0	13.964
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	60.000	0	0	0	0	0	60.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.163.674	0	0	0	0	0	1.163.674
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.720.000	0	0	0	0	0	3.720.000
401	07	96	00	Otras subvenciones a empleados	10.000.000	0	0	0	0	0	10.000.000
401	07	97	00	Otras subvenciones a obreros	10.000.000	0	0	0	0	0	10.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	45.444.111	0	0	0	0	0	45.444.111
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	13.350.708	0	0	0	0	0	13.350.708
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	5.609.857	0	0	0	0	0	5.609.857
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	23.633.672	0	0	0	0	0	23.633.672
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	33.258	0	0	0	0	0	33.258
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.816.616	0	0	0	0	0	2.816.616
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**88.222.864**	**0**	**0**	**0**	**0**	**0**	**88.222.864**
402	01	00	00	Productos alimenticios y agropecuarios	28.262.723	0	0	0	0	0	28.262.723
402	01	01	00	Alimentos y bebidas para personas	28.253.402	0	0	0	0	0	28.253.402
402	01	03	00	Productos agrícolas y pecuarios	6.721	0	0	0	0	0	6.721

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	99	00	Otros productos alimenticios y agropecuarios	2.600	0	0	0	0	0	2.600
402	03	00	00	Textiles y vestuarios	7.663.964	0	0	0	0	0	7.663.964
402	03	01	00	Textiles	1.875.168	0	0	0	0	0	1.875.168
402	03	02	00	Prendas de vestir	5.031.198	0	0	0	0	0	5.031.198
402	03	03	00	Calzados	756.465	0	0	0	0	0	756.465
402	03	99	00	Otros productos textiles y vestuarios	1.133	0	0	0	0	0	1.133
402	04	00	00	Productos de cuero y caucho	1.798.385	0	0	0	0	0	1.798.385
402	04	01	00	Cueros y pieles	8.000	0	0	0	0	0	8.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	153.463	0	0	0	0	0	153.463
402	04	03	00	Cauchos y tripas para vehículos	1.634.736	0	0	0	0	0	1.634.736
402	04	99	00	Otros productos de cuero y caucho	2.186	0	0	0	0	0	2.186
402	05	00	00	Productos de papel, cartón e impresos	14.014.131	0	0	0	0	0	14.014.131
402	05	01	00	Pulpa de madera, papel y cartón	1.163.071	0	0	0	0	0	1.163.071
402	05	02	00	Envases y cajas de papel y cartón	605.580	0	0	0	0	0	605.580
402	05	03	00	Productos de papel y cartón para oficina	8.401.074	0	0	0	0	0	8.401.074
402	05	04	00	Libros, revistas y periódicos	525.093	0	0	0	0	0	525.093
402	05	05	00	Material de enseñanza	536.602	0	0	0	0	0	536.602
402	05	06	00	Productos de papel y cartón para computación	331.542	0	0	0	0	0	331.542
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.398.705	0	0	0	0	0	2.398.705
402	05	99	00	Otros productos de pulpa, papel y cartón	52.464	0	0	0	0	0	52.464
402	06	00	00	Productos químicos y derivados	7.202.535	0	0	0	0	0	7.202.535
402	06	01	00	Sustancias químicas y de uso industrial	22.400	0	0	0	0	0	22.400
402	06	02	00	Abonos, plaguicidas y otros	3.200	0	0	0	0	0	3.200
402	06	03	00	Tintas, pinturas y colorantes	3.644.562	0	0	0	0	0	3.644.562
402	06	04	00	Productos farmacéuticos y medicamentos	425.432	0	0	0	0	0	425.432
402	06	05	00	Productos de tocador	88.806	0	0	0	0	0	88.806
402	06	06	00	Combustibles y lubricantes	442.221	0	0	0	0	0	442.221
402	06	08	00	Productos plásticos	2.575.914	0	0	0	0	0	2.575.914
402	07	00	00	Productos minerales no metálicos	116.910	0	0	0	0	0	116.910
402	07	01	00	Productos de barro, loza y porcelana	13.990	0	0	0	0	0	13.990
402	07	02	00	Vidrios y productos de vidrio	28.082	0	0	0	0	0	28.082

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	03	00	Productos de arcilla para construcción	29.904	0	0	0	0	0	29.904
402	07	04	00	Cemento, cal y yeso	44.934	0	0	0	0	0	44.934
402	08	00	00	Productos metálicos	5.992.455	0	0	0	0	0	5.992.455
402	08	01	00	Productos primarios de hierro y acero	4.848	0	0	0	0	0	4.848
402	08	02	00	Productos de metales no ferrosos	36.724	0	0	0	0	0	36.724
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.815.981	0	0	0	0	0	1.815.981
402	08	04	00	Productos metálicos estructurales	106.769	0	0	0	0	0	106.769
402	08	07	00	Material de señalamiento	427.544	0	0	0	0	0	427.544
402	08	08	00	Material de educación	225.095	0	0	0	0	0	225.095
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.126.839	0	0	0	0	0	3.126.839
402	08	10	00	Repuestos y accesorios para otros equipos	138.162	0	0	0	0	0	138.162
402	08	99	00	Otros productos metálicos	110.493	0	0	0	0	0	110.493
402	09	00	00	Productos de madera	220.298	0	0	0	0	0	220.298
402	09	01	00	Productos primarios de madera	132.206	0	0	0	0	0	132.206
402	09	02	00	Muebles y accesorios de madera para edificaciones	14.639	0	0	0	0	0	14.639
402	09	99	00	Otros productos de madera	73.453	0	0	0	0	0	73.453
402	10	00	00	Productos varios y útiles diversos	21.744.792	0	0	0	0	0	21.744.792
402	10	01	00	Artículos de deporte, recreación y juguetes	631.181	0	0	0	0	0	631.181
402	10	02	00	Materiales y útiles de limpieza y aseo	3.176.490	0	0	0	0	0	3.176.490
402	10	03	00	Utensilios de cocina y comedor	1.325.574	0	0	0	0	0	1.325.574
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	10.364	0	0	0	0	0	10.364
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.500.313	0	0	0	0	0	4.500.313
402	10	06	00	Condecoraciones, ofrendas y similares	345.996	0	0	0	0	0	345.996
402	10	07	00	Productos de seguridad en el trabajo	433.973	0	0	0	0	0	433.973
402	10	08	00	Materiales para equipos de computación	8.774.104	0	0	0	0	0	8.774.104
402	10	11	00	Materiales eléctricos	1.630.373	0	0	0	0	0	1.630.373
402	10	12	00	Materiales para instalaciones sanitarias	475.814	0	0	0	0	0	475.814
402	10	13	00	Materiales fotográficos	53.397	0	0	0	0	0	53.397
402	10	99	00	Otros productos y útiles diversos	387.213	0	0	0	0	0	387.213
402	99	00	00	Otros materiales y suministros	1.206.671	0	0	0	0	0	1.206.671
402	99	01	00	Otros materiales y suministros	1.206.671	0	0	0	0	0	1.206.671

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**183.876.687**	**0**	**0**	**0**	**0**	**0**	**183.876.687**
403	01	00	00	Alquileres de inmuebles	2.817.170	0	0	0	0	0	2.817.170
403	01	01	00	Alquileres de edificios y locales	1.602.815	0	0	0	0	0	1.602.815
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.214.355	0	0	0	0	0	1.214.355
403	02	00	00	Alquileres de maquinaria y equipos	5.331.051	0	0	0	0	0	5.331.051
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.045.957	0	0	0	0	0	5.045.957
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	141.024	0	0	0	0	0	141.024
403	02	99	00	Alquileres de otras maquinaria y equipos	144.070	0	0	0	0	0	144.070
403	03	00	00	Derechos sobre bienes intangibles	15.000	0	0	0	0	0	15.000
403	03	03	00	Paquetes y programas de computación	15.000	0	0	0	0	0	15.000
403	04	00	00	Servicios básicos	15.211.112	0	0	0	0	0	15.211.112
403	04	01	00	Electricidad	1.319.535	0	0	0	0	0	1.319.535
403	04	02	00	Gas	32.456	0	0	0	0	0	32.456
403	04	03	00	Agua	573.078	0	0	0	0	0	573.078
403	04	04	00	Teléfonos	11.140.552	0	0	0	0	0	11.140.552
403	04	05	00	Servicio de comunicaciones	1.546.258	0	0	0	0	0	1.546.258
403	04	06	00	Servicio de aseo urbano y domiciliario	92.093	0	0	0	0	0	92.093
403	04	07	00	Servicio de condominio	507.140	0	0	0	0	0	507.140
403	06	00	00	Servicios de transporte y almacenaje	505.943	0	0	0	0	0	505.943
403	06	01	00	Fletes y embalajes	38.141	0	0	0	0	0	38.141
403	06	02	00	Almacenaje	29.091	0	0	0	0	0	29.091
403	06	03	00	Estacionamiento	70.000	0	0	0	0	0	70.000
403	06	04	00	Peaje	1.500	0	0	0	0	0	1.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	367.211	0	0	0	0	0	367.211
403	07	00	00	Servicios de información, impresión y relaciones públicas	29.601.564	0	0	0	0	0	29.601.564
403	07	01	00	Publicidad y propaganda	3.388.535	0	0	0	0	0	3.388.535
403	07	02	00	Imprenta y reproducción	5.408.212	0	0	0	0	0	5.408.212
403	07	03	00	Relaciones sociales	20.601.471	0	0	0	0	0	20.601.471
403	07	04	00	Avisos	203.346	0	0	0	0	0	203.346
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	14.540.206	0	0	0	0	0	14.540.206
403	08	01	00	Primas y gastos de seguros	11.523.599	0	0	0	0	0	11.523.599

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	02	00	Comisiones y gastos bancarios	2.771.584	0	0	0	0	0	2.771.584
403	08	03	00	Comisiones y gastos de adquisición de seguros	245.023	0	0	0	0	0	245.023
403	09	00	00	Viáticos y pasajes	39.992.490	0	0	0	0	0	39.992.490
403	09	01	00	Viáticos y pasajes dentro del país	33.408.249	0	0	0	0	0	33.408.249
403	09	02	00	Viáticos y pasajes fuera del país	6.584.241	0	0	0	0	0	6.584.241
403	10	00	00	Servicios profesionales y técnicos	12.467.096	0	0	0	0	0	12.467.096
403	10	07	00	Servicios de capacitación y adiestramiento	822.524	0	0	0	0	0	822.524
403	10	09	00	Servicios de lavandería y tintorería	200.000	0	0	0	0	0	200.000
403	10	10	00	Servicios de vigilancia	2.570.677	0	0	0	0	0	2.570.677
403	10	11	00	Servicios para la elaboración y suministro de comida	7.293.085	0	0	0	0	0	7.293.085
403	10	99	00	Otros servicios profesionales y técnicos	1.580.810	0	0	0	0	0	1.580.810
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.656.684	0	0	0	0	0	9.656.684
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	7.223.300	0	0	0	0	0	7.223.300
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	11.700	0	0	0	0	0	11.700
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.361.684	0	0	0	0	0	2.361.684
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	60.000	0	0	0	0	0	60.000
403	12	00	00	Conservación y reparaciones menores de obras	530.864	0	0	0	0	0	530.864
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	530.864	0	0	0	0	0	530.864
403	16	00	00	Servicios de diversión, esparcimiento y culturales	11.731.415	0	0	0	0	0	11.731.415
403	16	01	00	Servicios de diversión, esparcimiento y culturales	11.731.415	0	0	0	0	0	11.731.415
403	18	00	00	Impuestos indirectos	25.686.888	0	0	0	0	0	25.686.888
403	18	01	00	Impuesto al valor agregado	25.625.707	0	0	0	0	0	25.625.707
403	18	99	00	Otros impuestos indirectos	61.181	0	0	0	0	0	61.181
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.142.195	0	0	0	0	0	1.142.195
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.142.195	0	0	0	0	0	1.142.195
403	99	00	00	Otros servicios no personales	14.647.009	0	0	0	0	0	14.647.009
403	99	01	00	Otros servicios no personales	14.647.009	0	0	0	0	0	14.647.009
404	**00**	**00**	**00**	**Activos reales**	**27.183.970**	**0**	**0**	**0**	**0**	**0**	**27.183.970**
404	01	00	00	Repuestos y reparaciones mayores	2.427.946	0	0	0	0	0	2.427.946
404	01	01	00	Repuestos mayores	1.102.946	0	0	0	0	0	1.102.946
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo,	30.940	0	0	0	0	0	30.940

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				industria y taller							
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.049.256	0	0	0	0	0	1.049.256
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	22.750	0	0	0	0	0	22.750
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.325.000	0	0	0	0	0	1.325.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.050.000	0	0	0	0	0	1.050.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	275.000	0	0	0	0	0	275.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.392.602	0	0	0	0	0	1.392.602
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	136.580	0	0	0	0	0	136.580
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	883.272	0	0	0	0	0	883.272
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	104.100	0	0	0	0	0	104.100
404	03	05	00	Maquinaria y equipos industriales y de taller	253.900	0	0	0	0	0	253.900
404	03	06	00	Maquinaria y equipos de energía	14.300	0	0	0	0	0	14.300
404	03	07	00	Maquinaria y equipos de riego y acueductos	450	0	0	0	0	0	450
404	04	00	00	Equipos de transporte, tracción y elevación	8.084.550	0	0	0	0	0	8.084.550
404	04	01	00	Vehículos automotores terrestres	8.079.350	0	0	0	0	0	8.079.350
404	04	05	00	Vehículos de tracción no motorizados	5.200	0	0	0	0	0	5.200
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.857.261	0	0	0	0	0	1.857.261
404	05	01	00	Equipos de telecomunicaciones	1.857.261	0	0	0	0	0	1.857.261
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	555.450	0	0	0	0	0	555.450
404	07	02	00	Equipos de enseñanza, deporte y recreación	383.920	0	0	0	0	0	383.920
404	07	03	00	Obras de arte	44.950	0	0	0	0	0	44.950
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	18.540	0	0	0	0	0	18.540
404	07	06	00	Instrumentos musicales y equipos de audio	108.040	0	0	0	0	0	108.040
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.712.825	0	0	0	0	0	11.712.825
404	09	01	00	Mobiliario y equipos de oficina	3.191.844	0	0	0	0	0	3.191.844
404	09	02	00	Equipos de computación	6.637.441	0	0	0	0	0	6.637.441
404	09	03	00	Mobiliario y equipos de alojamiento	1.833.540	0	0	0	0	0	1.833.540
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	99	00	00	Otros activos reales	1.153.336	0	0	0	0	0	1.153.336
404	99	01	00	Otros activos reales	1.153.336	0	0	0	0	0	1.153.336
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.518.392.000**	**0**	**0**	**0**	**0**	**0**	**2.518.392.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	2.515.504.718	0	0	0	0	0	2.515.504.718
407	01	01	00	Transferencias corrientes internas al sector privado	178.737.990	0	0	0	0	0	178.737.990
407	01	01	01	Pensiones del personal empleado, obrero y militar	19.573.556	0	0	0	0	0	19.573.556
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	66.614.508	0	0	0	0	0	66.614.508
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	6.976.423	0	0	0	0	0	6.976.423
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	10.000.000	0	0	0	0	0	10.000.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	6.332.136	0	0	0	0	0	6.332.136
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	23.211.175	0	0	0	0	0	23.211.175
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	25.000.000	0	0	0	0	0	25.000.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	21.030.192	0	0	0	0	0	21.030.192
407	01	02	00	Donaciones corrientes internas al sector privado	73.515.665	0	0	0	0	0	73.515.665
407	01	02	01	Donaciones corrientes a personas	73.515.665	0	0	0	0	0	73.515.665
407	01	03	00	Transferencias corrientes internas al sector público	2.263.251.063	0	0	0	0	0	2.263.251.063
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.103.051.063	0	0	0	0	0	2.103.051.063
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	55.200.000	0	0	0	0	0	55.200.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	105.000.000	0	0	0	0	0	105.000.000
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	2.887.282	0	0	0	0	0	2.887.282
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	2.887.282	0	0	0	0	0	2.887.282
407	12	01	01	Transferencias Corrientes a Consejos Comunales	2.887.282	0	0	0	0	0	2.887.282
411	**00**	**00**	**00**	**Disminución de pasivos**	**25.400.000**	**0**	**0**	**0**	**0**	**0**	**25.400.000**
411	11	00	00	Obligaciones de ejercicios anteriores	25.400.000	0	0	0	0	0	25.400.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	25.400.000	0	0	0	0	0	25.400.000
				Totales	**3.534.701.063**	**0**	**0**	**0**	**0**	**0**	**3.534.701.063**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118776 570061000 ATENCIÓN Y ASESORAMIENTO MÉDICO A PERSONAS CON DISCAPACIDAD DE CAUSA GENÉTICA Y SUS FAMILIARES COMO PARTE DE UN PROGRAMA COMUNITARIO SOBRE GENÉTICA EN VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE ATENCIÓN INTEGRAL GRATUITA DIRIGIDA A PERSONAS CON DISCAPACIDAD GENÉTICA QUE FAVOREZCA LA ORGANIZACIÓN SOCIAL, A FIN DE APOYAR EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.953.266**	**0**	**0**	**0**	**0**	**0**	**6.953.266**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.547.884	0	0	0	0	0	2.547.884
401	01	18	00	Remuneraciones al personal contratado	2.547.884	0	0	0	0	0	2.547.884
401	03	00	00	Primas	28.471	0	0	0	0	0	28.471
401	03	03	00	Primas por hogar a empleados	10.047	0	0	0	0	0	10.047
401	03	04	00	Primas por hijos a empleados	4.126	0	0	0	0	0	4.126
401	03	09	00	Primas por antigüedad a empleados	14.298	0	0	0	0	0	14.298
401	04	00	00	Complementos de sueldos y salarios	1.131.316	0	0	0	0	0	1.131.316
401	04	08	00	Bono compensatorio de alimentación a empleados	861.120	0	0	0	0	0	861.120
401	04	96	00	Otros complementos a empleados	270.196	0	0	0	0	0	270.196
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.074.988	0	0	0	0	0	1.074.988
401	05	07	00	Aguinaldos al personal contratado	767.850	0	0	0	0	0	767.850
401	05	08	00	Bono vacacional al personal contratado	307.138	0	0	0	0	0	307.138
401	06	00	00	Aportes patronales y legales	378.700	0	0	0	0	0	378.700
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	276.423	0	0	0	0	0	276.423
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	46.992	0	0	0	0	0	46.992
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	55.285	0	0	0	0	0	55.285
401	07	00	00	Asistencia socio-económica	1.331.200	0	0	0	0	0	1.331.200
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.331.200	0	0	0	0	0	1.331.200
401	08	00	00	Prestaciones sociales e indemnizaciones	460.707	0	0	0	0	0	460.707
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	460.707	0	0	0	0	0	460.707
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.424.285**	**0**	**0**	**0**	**0**	**0**	**4.424.285**
402	01	00	00	Productos alimenticios y agropecuarios	2.941.575	0	0	0	0	0	2.941.575
402	01	01	00	Alimentos y bebidas para personas	2.938.000	0	0	0	0	0	2.938.000
402	01	03	00	Productos agrícolas y pecuarios	3.575	0	0	0	0	0	3.575
402	03	00	00	Textiles y vestuarios	172.465	0	0	0	0	0	172.465
402	03	01	00	Textiles	39.465	0	0	0	0	0	39.465
402	03	02	00	Prendas de vestir	133.000	0	0	0	0	0	133.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118776 570061000 ATENCIÓN Y ASESORAMIENTO MÉDICO A PERSONAS CON DISCAPACIDAD DE CAUSA GENÉTICA Y SUS FAMILIARES COMO PARTE DE UN PROGRAMA COMUNITARIO SOBRE GENÉTICA EN VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE ATENCIÓN INTEGRAL GRATUITA DIRIGIDA A PERSONAS CON DISCAPACIDAD GENÉTICA QUE FAVOREZCA LA ORGANIZACIÓN SOCIAL, A FIN DE APOYAR EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	00	00	Productos de cuero y caucho	147.200	0	0	0	0	0	147.200
402	04	03	00	Cauchos y tripas para vehículos	147.200	0	0	0	0	0	147.200
402	05	00	00	Productos de papel, cartón e impresos	238.490	0	0	0	0	0	238.490
402	05	01	00	Pulpa de madera, papel y cartón	54.215	0	0	0	0	0	54.215
402	05	02	00	Envases y cajas de papel y cartón	50.000	0	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	134.275	0	0	0	0	0	134.275
402	06	00	00	Productos químicos y derivados	145.128	0	0	0	0	0	145.128
402	06	03	00	Tintas, pinturas y colorantes	30.218	0	0	0	0	0	30.218
402	06	05	00	Productos de tocador	2.600	0	0	0	0	0	2.600
402	06	06	00	Combustibles y lubricantes	59.580	0	0	0	0	0	59.580
402	06	08	00	Productos plásticos	52.730	0	0	0	0	0	52.730
402	08	00	00	Productos metálicos	197.935	0	0	0	0	0	197.935
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	52.585	0	0	0	0	0	52.585
402	08	07	00	Material de señalamiento	4.500	0	0	0	0	0	4.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	140.850	0	0	0	0	0	140.850
402	10	00	00	Productos varios y útiles diversos	577.092	0	0	0	0	0	577.092
402	10	02	00	Materiales y útiles de limpieza y aseo	70.776	0	0	0	0	0	70.776
402	10	03	00	Utensilios de cocina y comedor	84.800	0	0	0	0	0	84.800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	71.406	0	0	0	0	0	71.406
402	10	06	00	Condecoraciones, ofrendas y similares	6.000	0	0	0	0	0	6.000
402	10	07	00	Productos de seguridad en el trabajo	29.630	0	0	0	0	0	29.630
402	10	08	00	Materiales para equipos de computación	255.380	0	0	0	0	0	255.380
402	10	11	00	Materiales eléctricos	45.600	0	0	0	0	0	45.600
402	10	12	00	Materiales para instalaciones sanitarias	13.500	0	0	0	0	0	13.500
402	99	00	00	Otros materiales y suministros	4.400	0	0	0	0	0	4.400
402	99	01	00	Otros materiales y suministros	4.400	0	0	0	0	0	4.400
403	**00**	**00**	**00**	**Servicios no personales**	**1.363.259**	**0**	**0**	**0**	**0**	**0**	**1.363.259**
403	04	00	00	Servicios básicos	433.200	0	0	0	0	0	433.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118776 570061000 ATENCIÓN Y ASESORAMIENTO MÉDICO A PERSONAS CON DISCAPACIDAD DE CAUSA GENÉTICA Y SUS FAMILIARES COMO PARTE DE UN PROGRAMA COMUNITARIO SOBRE GENÉTICA EN VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE ATENCIÓN INTEGRAL GRATUITA DIRIGIDA A PERSONAS CON DISCAPACIDAD GENÉTICA QUE FAVOREZCA LA ORGANIZACIÓN SOCIAL, A FIN DE APOYAR EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	01	00	Electricidad	124.800	0	0	0	0	0	124.800
403	04	02	00	Gas	27.000	0	0	0	0	0	27.000
403	04	03	00	Agua	63.000	0	0	0	0	0	63.000
403	04	04	00	Teléfonos	81.000	0	0	0	0	0	81.000
403	04	05	00	Servicio de comunicaciones	133.200	0	0	0	0	0	133.200
403	04	06	00	Servicio de aseo urbano y domiciliario	4.200	0	0	0	0	0	4.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	47.700	0	0	0	0	0	47.700
403	07	02	00	Imprenta y reproducción	2.700	0	0	0	0	0	2.700
403	07	03	00	Relaciones sociales	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	183.000	0	0	0	0	0	183.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	98.000	0	0	0	0	0	98.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	85.000	0	0	0	0	0	85.000
403	18	00	00	Impuestos indirectos	666.525	0	0	0	0	0	666.525
403	18	01	00	Impuesto al valor agregado	666.525	0	0	0	0	0	666.525
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	25.834	0	0	0	0	0	25.834
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	25.834	0	0	0	0	0	25.834
403	99	00	00	Otros servicios no personales	7.000	0	0	0	0	0	7.000
403	99	01	00	Otros servicios no personales	7.000	0	0	0	0	0	7.000
404	**00**	**00**	**00**	**Activos reales**	**459.190**	**0**	**0**	**0**	**0**	**0**	**459.190**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	120.950	0	0	0	0	0	120.950
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	91.500	0	0	0	0	0	91.500
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	29.000	0	0	0	0	0	29.000
404	03	07	00	Maquinaria y equipos de riego y acueductos	450	0	0	0	0	0	450
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.100	0	0	0	0	0	8.100
404	05	01	00	Equipos de telecomunicaciones	8.100	0	0	0	0	0	8.100
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	35.100	0	0	0	0	0	35.100
404	07	02	00	Equipos de enseñanza, deporte y recreación	4.500	0	0	0	0	0	4.500
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	4.500	0	0	0	0	0	4.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118776 570061000 ATENCIÓN Y ASESORAMIENTO MÉDICO A PERSONAS CON DISCAPACIDAD DE CAUSA GENÉTICA Y SUS FAMILIARES COMO PARTE DE UN PROGRAMA COMUNITARIO SOBRE GENÉTICA EN VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE ATENCIÓN INTEGRAL GRATUITA DIRIGIDA A PERSONAS CON DISCAPACIDAD GENÉTICA QUE FAVOREZCA LA ORGANIZACIÓN SOCIAL, A FIN DE APOYAR EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	06	00	Instrumentos musicales y equipos de audio	26.100	0	0	0	0	0	26.100
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	295.040	0	0	0	0	0	295.040
404	09	01	00	Mobiliario y equipos de oficina	42.240	0	0	0	0	0	42.240
404	09	02	00	Equipos de computación	142.500	0	0	0	0	0	142.500
404	09	03	00	Mobiliario y equipos de alojamiento	110.300	0	0	0	0	0	110.300
				Totales	**13.200.000**	**0**	**0**	**0**	**0**	**0**	**13.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118776 570061000 ATENCIÓN Y ASESORAMIENTO MÉDICO A PERSONAS CON DISCAPACIDAD DE CAUSA GENÉTICA Y SUS FAMILIARES COMO PARTE DE UN PROGRAMA COMUNITARIO SOBRE GENÉTICA EN VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE ATENCIÓN INTEGRAL GRATUITA DIRIGIDA A PERSONAS CON DISCAPACIDAD GENÉTICA QUE FAVOREZCA LA ORGANIZACIÓN SOCIAL, A FIN DE APOYAR EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118776 570061000 ATENCIÓN Y ASESORAMIENTO MÉDICO A PERSONAS CON DISCAPACIDAD DE CAUSA GENÉTICA Y SUS FAMILIARES COMO PARTE DE UN PROGRAMA COMUNITARIO SOBRE GENÉTICA EN VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE ATENCIÓN INTEGRAL GRATUITA DIRIGIDA A PERSONAS CON DISCAPACIDAD GENÉTICA QUE FAVOREZCA LA ORGANIZACIÓN SOCIAL, A FIN DE APOYAR EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570061001 ATENDER Y ASESORAR GRATUITAMENTE A LAS PERSONAS QUE PRESENTEN DISCAPACIDAD DE CAUSA GENÉTICA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600

RESPONSABLE/EJECUTOR: MPPCYPS/VICEMINISTERIO DE PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.953.266**	**0**	**0**	**0**	**0**	0	**6.953.266**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.547.884	0	0	0	0	0	2.547.884
401	01	18	00	Remuneraciones al personal contratado	2.547.884	0	0	0	0	0	2.547.884
401	03	00	00	Primas	28.471	0	0	0	0	0	28.471
401	03	03	00	Primas por hogar a empleados	10.047	0	0	0	0	0	10.047
401	03	04	00	Primas por hijos a empleados	4.126	0	0	0	0	0	4.126
401	03	09	00	Primas por antigüedad a empleados	14.298	0	0	0	0	0	14.298
401	04	00	00	Complementos de sueldos y salarios	1.131.316	0	0	0	0	0	1.131.316
401	04	08	00	Bono compensatorio de alimentación a empleados	861.120	0	0	0	0	0	861.120
401	04	96	00	Otros complementos a empleados	270.196	0	0	0	0	0	270.196
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.074.988	0	0	0	0	0	1.074.988
401	05	07	00	Aguinaldos al personal contratado	767.850	0	0	0	0	0	767.850
401	05	08	00	Bono vacacional al personal contratado	307.138	0	0	0	0	0	307.138
401	06	00	00	Aportes patronales y legales	378.700	0	0	0	0	0	378.700
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	276.423	0	0	0	0	0	276.423
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	46.992	0	0	0	0	0	46.992
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	55.285	0	0	0	0	0	55.285
401	07	00	00	Asistencia socio-económica	1.331.200	0	0	0	0	0	1.331.200
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.331.200	0	0	0	0	0	1.331.200
401	08	00	00	Prestaciones sociales e indemnizaciones	460.707	0	0	0	0	0	460.707
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	460.707	0	0	0	0	0	460.707
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.862.975**	**0**	**0**	**0**	**0**	0	**3.862.975**
402	01	00	00	Productos alimenticios y agropecuarios	2.563.575	0	0	0	0	0	2.563.575

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118776 570061000 ATENCIÓN Y ASESORAMIENTO MÉDICO A PERSONAS CON DISCAPACIDAD DE CAUSA GENÉTICA Y SUS FAMILIARES COMO PARTE DE UN PROGRAMA COMUNITARIO SOBRE GENÉTICA EN VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE ATENCIÓN INTEGRAL GRATUITA DIRIGIDA A PERSONAS CON DISCAPACIDAD GENÉTICA QUE FAVOREZCA LA ORGANIZACIÓN SOCIAL, A FIN DE APOYAR EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570061001 ATENDER Y ASESORAR GRATUITAMENTE A LAS PERSONAS QUE PRESENTEN DISCAPACIDAD DE CAUSA GENÉTICA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600

RESPONSABLE/EJECUTOR: MPPCYPS/VICEMINISTERIO DE PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	01	00	Alimentos y bebidas para personas	2.560.000	0	0	0	0	0	2.560.000
402	01	03	00	Productos agrícolas y pecuarios	3.575	0	0	0	0	0	3.575
402	03	00	00	Textiles y vestuarios	148.215	0	0	0	0	0	148.215
402	03	01	00	Textiles	38.215	0	0	0	0	0	38.215
402	03	02	00	Prendas de vestir	110.000	0	0	0	0	0	110.000
402	04	00	00	Productos de cuero y caucho	147.200	0	0	0	0	0	147.200
402	04	03	00	Cauchos y tripas para vehículos	147.200	0	0	0	0	0	147.200
402	05	00	00	Productos de papel, cartón e impresos	211.225	0	0	0	0	0	211.225
402	05	01	00	Pulpa de madera, papel y cartón	45.200	0	0	0	0	0	45.200
402	05	02	00	Envases y cajas de papel y cartón	50.000	0	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	116.025	0	0	0	0	0	116.025
402	06	00	00	Productos químicos y derivados	138.168	0	0	0	0	0	138.168
402	06	03	00	Tintas, pinturas y colorantes	30.218	0	0	0	0	0	30.218
402	06	05	00	Productos de tocador	2.000	0	0	0	0	0	2.000
402	06	06	00	Combustibles y lubricantes	59.580	0	0	0	0	0	59.580
402	06	08	00	Productos plásticos	46.370	0	0	0	0	0	46.370
402	08	00	00	Productos metálicos	197.935	0	0	0	0	0	197.935
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	52.585	0	0	0	0	0	52.585
402	08	07	00	Material de señalamiento	4.500	0	0	0	0	0	4.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	140.850	0	0	0	0	0	140.850
402	10	00	00	Productos varios y útiles diversos	452.257	0	0	0	0	0	452.257
402	10	02	00	Materiales y útiles de limpieza y aseo	60.924	0	0	0	0	0	60.924
402	10	03	00	Utensilios de cocina y comedor	84.800	0	0	0	0	0	84.800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	58.513	0	0	0	0	0	58.513

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118776 570061000 ATENCIÓN Y ASESORAMIENTO MÉDICO A PERSONAS CON DISCAPACIDAD DE CAUSA GENÉTICA Y SUS FAMILIARES COMO PARTE DE UN PROGRAMA COMUNITARIO SOBRE GENÉTICA EN VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE ATENCIÓN INTEGRAL GRATUITA DIRIGIDA A PERSONAS CON DISCAPACIDAD GENÉTICA QUE FAVOREZCA LA ORGANIZACIÓN SOCIAL, A FIN DE APOYAR EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570061001 ATENDER Y ASESORAR GRATUITAMENTE A LAS PERSONAS QUE PRESENTEN DISCAPACIDAD DE CAUSA GENÉTICA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600

RESPONSABLE/EJECUTOR: MPPCYPS/VICEMINISTERIO DE PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	6.000	0	0	0	0	0	6.000
402	10	07	00	Productos de seguridad en el trabajo	21.170	0	0	0	0	0	21.170
402	10	08	00	Materiales para equipos de computación	173.350	0	0	0	0	0	173.350
402	10	11	00	Materiales eléctricos	34.000	0	0	0	0	0	34.000
402	10	12	00	Materiales para instalaciones sanitarias	13.500	0	0	0	0	0	13.500
402	99	00	00	Otros materiales y suministros	4.400	0	0	0	0	0	4.400
402	99	01	00	Otros materiales y suministros	4.400	0	0	0	0	0	4.400
403	**00**	**00**	**00**	**Servicios no personales**	**1.106.318**	**0**	**0**	**0**	**0**	0	**1.106.318**
403	04	00	00	Servicios básicos	288.800	0	0	0	0	0	288.800
403	04	01	00	Electricidad	83.200	0	0	0	0	0	83.200
403	04	02	00	Gas	18.000	0	0	0	0	0	18.000
403	04	03	00	Agua	42.000	0	0	0	0	0	42.000
403	04	04	00	Teléfonos	54.000	0	0	0	0	0	54.000
403	04	05	00	Servicio de comunicaciones	88.800	0	0	0	0	0	88.800
403	04	06	00	Servicio de aseo urbano y domiciliario	2.800	0	0	0	0	0	2.800
403	07	00	00	Servicios de información, impresión y relaciones públicas	46.800	0	0	0	0	0	46.800
403	07	02	00	Imprenta y reproducción	1.800	0	0	0	0	0	1.800
403	07	03	00	Relaciones sociales	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	168.000	0	0	0	0	0	168.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	98.000	0	0	0	0	0	98.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	70.000	0	0	0	0	0	70.000
403	18	00	00	Impuestos indirectos	576.884	0	0	0	0	0	576.884
403	18	01	00	Impuesto al valor agregado	576.884	0	0	0	0	0	576.884

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118776 570061000 ATENCIÓN Y ASESORAMIENTO MÉDICO A PERSONAS CON DISCAPACIDAD DE CAUSA GENÉTICA Y SUS FAMILIARES COMO PARTE DE UN PROGRAMA COMUNITARIO SOBRE GENÉTICA EN VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE ATENCIÓN INTEGRAL GRATUITA DIRIGIDA A PERSONAS CON DISCAPACIDAD GENÉTICA QUE FAVOREZCA LA ORGANIZACIÓN SOCIAL, A FIN DE APOYAR EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570061001 ATENDER Y ASESORAR GRATUITAMENTE A LAS PERSONAS QUE PRESENTEN DISCAPACIDAD DE CAUSA GENÉTICA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600

RESPONSABLE/EJECUTOR: MPPCYPS/VICEMINISTERIO DE PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	25.834	0	0	0	0	0	25.834
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	25.834	0	0	0	0	0	25.834
404	**00**	**00**	**00**	**Activos reales**	**440.790**	**0**	**0**	**0**	**0**	0	**440.790**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	120.950	0	0	0	0	0	120.950
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	91.500	0	0	0	0	0	91.500
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	29.000	0	0	0	0	0	29.000
404	03	07	00	Maquinaria y equipos de riego y acueductos	450	0	0	0	0	0	450
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.100	0	0	0	0	0	8.100
404	05	01	00	Equipos de telecomunicaciones	8.100	0	0	0	0	0	8.100
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	35.100	0	0	0	0	0	35.100
404	07	02	00	Equipos de enseñanza, deporte y recreación	4.500	0	0	0	0	0	4.500
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	4.500	0	0	0	0	0	4.500
404	07	06	00	Instrumentos musicales y equipos de audio	26.100	0	0	0	0	0	26.100
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	276.640	0	0	0	0	0	276.640
404	09	01	00	Mobiliario y equipos de oficina	23.840	0	0	0	0	0	23.840
404	09	02	00	Equipos de computación	142.500	0	0	0	0	0	142.500
404	09	03	00	Mobiliario y equipos de alojamiento	110.300	0	0	0	0	0	110.300
				Totales	**12.363.349**	0	0	0	0	0	**12.363.349**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118776 570061000 ATENCIÓN Y ASESORAMIENTO MÉDICO A PERSONAS CON DISCAPACIDAD DE CAUSA GENÉTICA Y SUS FAMILIARES COMO PARTE DE UN PROGRAMA COMUNITARIO SOBRE GENÉTICA EN VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE ATENCIÓN INTEGRAL GRATUITA DIRIGIDA A PERSONAS CON DISCAPACIDAD GENÉTICA QUE FAVOREZCA LA ORGANIZACIÓN SOCIAL, A FIN DE APOYAR EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570061002 ESTANDARIZAR, DESARROLLAR Y CONSOLIDAR TÉCNICAS DE LABORATORIO PARA DIAGNOSTICO DE ENFERMEDADES DE ORIGEN GENÉTICO.

UNIDAD DE MEDIDA: MUESTRA ANALIZADA **META:** 600

RESPONSABLE/EJECUTOR: MPPCYPS/VICEMINISTERIO DE PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**561.310**	**0**	**0**	**0**	**0**	0	**561.310**
402	01	00	00	Productos alimenticios y agropecuarios	378.000	0	0	0	0	0	378.000
402	01	01	00	Alimentos y bebidas para personas	378.000	0	0	0	0	0	378.000
402	03	00	00	Textiles y vestuarios	24.250	0	0	0	0	0	24.250
402	03	01	00	Textiles	1.250	0	0	0	0	0	1.250
402	03	02	00	Prendas de vestir	23.000	0	0	0	0	0	23.000
402	05	00	00	Productos de papel, cartón e impresos	27.265	0	0	0	0	0	27.265
402	05	01	00	Pulpa de madera, papel y cartón	9.015	0	0	0	0	0	9.015
402	05	03	00	Productos de papel y cartón para oficina	18.250	0	0	0	0	0	18.250
402	06	00	00	Productos químicos y derivados	6.960	0	0	0	0	0	6.960
402	06	05	00	Productos de tocador	600	0	0	0	0	0	600
402	06	08	00	Productos plásticos	6.360	0	0	0	0	0	6.360
402	10	00	00	Productos varios y útiles diversos	124.835	0	0	0	0	0	124.835
402	10	02	00	Materiales y útiles de limpieza y aseo	9.852	0	0	0	0	0	9.852
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.893	0	0	0	0	0	12.893
402	10	07	00	Productos de seguridad en el trabajo	8.460	0	0	0	0	0	8.460
402	10	08	00	Materiales para equipos de computación	82.030	0	0	0	0	0	82.030
402	10	11	00	Materiales eléctricos	11.600	0	0	0	0	0	11.600
403	**00**	**00**	**00**	**Servicios no personales**	**256.941**	**0**	**0**	**0**	**0**	0	**256.941**
403	04	00	00	Servicios básicos	144.400	0	0	0	0	0	144.400
403	04	01	00	Electricidad	41.600	0	0	0	0	0	41.600
403	04	02	00	Gas	9.000	0	0	0	0	0	9.000
403	04	03	00	Agua	21.000	0	0	0	0	0	21.000
403	04	04	00	Teléfonos	27.000	0	0	0	0	0	27.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118776 570061000 ATENCIÓN Y ASESORAMIENTO MÉDICO A PERSONAS CON DISCAPACIDAD DE CAUSA GENÉTICA Y SUS FAMILIARES COMO PARTE DE UN PROGRAMA COMUNITARIO SOBRE GENÉTICA EN VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE ATENCIÓN INTEGRAL GRATUITA DIRIGIDA A PERSONAS CON DISCAPACIDAD GENÉTICA QUE FAVOREZCA LA ORGANIZACIÓN SOCIAL, A FIN DE APOYAR EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570061002 ESTANDARIZAR, DESARROLLAR Y CONSOLIDAR TÉCNICAS DE LABORATORIO PARA DIAGNOSTICO DE ENFERMEDADES DE ORIGEN GENÉTICO.

UNIDAD DE MEDIDA: MUESTRA ANALIZADA **META:** 600

RESPONSABLE/EJECUTOR: MPPCYPS/VICEMINISTERIO DE PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	05	00	Servicio de comunicaciones	44.400	0	0	0	0	0	44.400
403	04	06	00	Servicio de aseo urbano y domiciliario	1.400	0	0	0	0	0	1.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	900	0	0	0	0	0	900
403	07	02	00	Imprenta y reproducción	900	0	0	0	0	0	900
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	15.000	0	0	0	0	0	15.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
403	18	00	00	Impuestos indirectos	89.641	0	0	0	0	0	89.641
403	18	01	00	Impuesto al valor agregado	89.641	0	0	0	0	0	89.641
403	99	00	00	Otros servicios no personales	7.000	0	0	0	0	0	7.000
403	99	01	00	Otros servicios no personales	7.000	0	0	0	0	0	7.000
404	**00**	**00**	**00**	**Activos reales**	**18.400**	0	0	0	0	0	**18.400**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	18.400	0	0	0	0	0	18.400
404	09	01	00	Mobiliario y equipos de oficina	18.400	0	0	0	0	0	18.400
				Totales	**836.651**	0	0	0	0	0	**836.651**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118851 570062000 ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR 2013

OBJETIVO DEL PROYECTO: FORMAR VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS DEL PODER POPULAR, EN LAS ÁREAS ÉTICO, POLÍTICO, IDEOLÓGICO, CULTURAL Y TÉCNICO, ASÍ COMO EL ACOMPAÑAMIENTO Y LA ASISTENCIA TÉCNICA, COMO ACCIÓN TRANSVERSAL PARA LA CONSTRUCCIÓN DEL ESTADO SOCIALISTA, Y DAR SEGUIMIENTO Y ACOMPAÑAMIENTO A LOS INTEGRANTES DE LA ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR A VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 300.000 **FEMENINO:** 100.000 **MASCULINO:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**42.000.000**	**0**	**0**	**0**	**0**	**0**	**42.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	42.000.000	0	0	0	0	0	42.000.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	42.000.000	0	0	0	0	0	42.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.620.000**	**0**	**0**	**0**	**0**	**0**	**14.620.000**
402	01	00	00	Productos alimenticios y agropecuarios	3.500.000	0	0	0	0	0	3.500.000
402	01	01	00	Alimentos y bebidas para personas	3.500.000	0	0	0	0	0	3.500.000
402	03	00	00	Textiles y vestuarios	2.250.000	0	0	0	0	0	2.250.000
402	03	01	00	Textiles	750.000	0	0	0	0	0	750.000
402	03	02	00	Prendas de vestir	750.000	0	0	0	0	0	750.000
402	03	03	00	Calzados	750.000	0	0	0	0	0	750.000
402	04	00	00	Productos de cuero y caucho	50.000	0	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	4.620.000	0	0	0	0	0	4.620.000
402	05	01	00	Pulpa de madera, papel y cartón	600.000	0	0	0	0	0	600.000
402	05	02	00	Envases y cajas de papel y cartón	200.000	0	0	0	0	0	200.000
402	05	03	00	Productos de papel y cartón para oficina	1.800.000	0	0	0	0	0	1.800.000
402	05	04	00	Libros, revistas y periódicos	200.000	0	0	0	0	0	200.000
402	05	05	00	Material de enseñanza	500.000	0	0	0	0	0	500.000
402	05	06	00	Productos de papel y cartón para computación	320.000	0	0	0	0	0	320.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.000.000	0	0	0	0	0	1.000.000
402	06	00	00	Productos químicos y derivados	900.000	0	0	0	0	0	900.000
402	06	03	00	Tintas, pinturas y colorantes	350.000	0	0	0	0	0	350.000
402	06	04	00	Productos farmacéuticos y medicamentos	50.000	0	0	0	0	0	50.000
402	06	05	00	Productos de tocador	50.000	0	0	0	0	0	50.000
402	06	06	00	Combustibles y lubricantes	100.000	0	0	0	0	0	100.000
402	06	08	00	Productos plásticos	350.000	0	0	0	0	0	350.000
402	08	00	00	Productos metálicos	500.000	0	0	0	0	0	500.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118851 570062000 ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR 2013

OBJETIVO DEL PROYECTO: FORMAR VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS DEL PODER POPULAR, EN LAS ÁREAS ÉTICO, POLÍTICO, IDEOLÓGICO, CULTURAL Y TÉCNICO, ASÍ COMO EL ACOMPAÑAMIENTO Y LA ASISTENCIA TÉCNICA, COMO ACCIÓN TRANSVERSAL PARA LA CONSTRUCCIÓN DEL ESTADO SOCIALISTA, Y DAR SEGUIMIENTO Y ACOMPAÑAMIENTO A LOS INTEGRANTES DE LA ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR A VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 300.000 **FEMENINO:** 100.000 **MASCULINO:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	200.000	0	0	0	0	0	200.000
402	08	99	00	Otros productos metálicos	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	2.800.000	0	0	0	0	0	2.800.000
402	10	01	00	Artículos de deporte, recreación y juguetes	200.000	0	0	0	0	0	200.000
402	10	02	00	Materiales y útiles de limpieza y aseo	300.000	0	0	0	0	0	300.000
402	10	03	00	Utensilios de cocina y comedor	300.000	0	0	0	0	0	300.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	800.000	0	0	0	0	0	800.000
402	10	08	00	Materiales para equipos de computación	1.100.000	0	0	0	0	0	1.100.000
402	10	99	00	Otros productos y útiles diversos	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**13.380.000**	**0**	**0**	**0**	**0**	**0**	**13.380.000**
403	02	00	00	Alquileres de maquinaria y equipos	600.000	0	0	0	0	0	600.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	600.000	0	0	0	0	0	600.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.250.000	0	0	0	0	0	1.250.000
403	07	01	00	Publicidad y propaganda	200.000	0	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	250.000	0	0	0	0	0	250.000
403	07	03	00	Relaciones sociales	800.000	0	0	0	0	0	800.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.000	0	0	0	0	0	5.000
403	08	02	00	Comisiones y gastos bancarios	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	5.680.000	0	0	0	0	0	5.680.000
403	09	01	00	Viáticos y pasajes dentro del país	5.680.000	0	0	0	0	0	5.680.000
403	10	00	00	Servicios profesionales y técnicos	3.600.000	0	0	0	0	0	3.600.000
403	10	09	00	Servicios de lavandería y tintorería	100.000	0	0	0	0	0	100.000
403	10	11	00	Servicios para la elaboración y suministro de comida	3.500.000	0	0	0	0	0	3.500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	150.000	0	0	0	0	0	150.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	2.095.000	0	0	0	0	0	2.095.000
403	18	01	00	Impuesto al valor agregado	2.095.000	0	0	0	0	0	2.095.000
404	**00**	**00**	**00**	**Activos reales**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118851 570062000 ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR 2013

OBJETIVO DEL PROYECTO: FORMAR VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS DEL PODER POPULAR, EN LAS ÁREAS ÉTICO, POLÍTICO, IDEOLÓGICO, CULTURAL Y TÉCNICO, ASÍ COMO EL ACOMPAÑAMIENTO Y LA ASISTENCIA TÉCNICA, COMO ACCIÓN TRANSVERSAL PARA LA CONSTRUCCIÓN DEL ESTADO SOCIALISTA, Y DAR SEGUIMIENTO Y ACOMPAÑAMIENTO A LOS INTEGRANTES DE LA ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR A VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 300.000 **FEMENINO:** 100.000 **MASCULINO:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	50.000	0	0	0	0	0	50.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	50.000	0	0	0	0	0	50.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	05	01	00	Equipos de telecomunicaciones	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	400.000	0	0	0	0	0	400.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	200.000	0	0	0	0	0	200.000
404	09	03	00	Mobiliario y equipos de alojamiento	100.000	0	0	0	0	0	100.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.000.000	0	0	0	0	0	1.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.000.000	0	0	0	0	0	1.000.000
407	01	02	01	Donaciones corrientes a personas	1.000.000	0	0	0	0	0	1.000.000
				Totales	**71.500.000**	**0**	**0**	**0**	**0**	**0**	**71.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118851 570062000 ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR 2013

OBJETIVO DEL PROYECTO: FORMAR VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS DEL PODER POPULAR, EN LAS ÁREAS ÉTICO, POLÍTICO, IDEOLÓGICO, CULTURAL Y TÉCNICO, ASÍ COMO EL ACOMPAÑAMIENTO Y LA ASISTENCIA TÉCNICA, COMO ACCIÓN TRANSVERSAL PARA LA CONSTRUCCIÓN DEL ESTADO SOCIALISTA, Y DAR SEGUIMIENTO Y ACOMPAÑAMIENTO A LOS INTEGRANTES DE LA ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR A VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 300.000 **FEMENINO:** 100.000 **MASCULINO:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118851 570062000 ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR 2013

OBJETIVO DEL PROYECTO: FORMAR VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS DEL PODER POPULAR, EN LAS ÁREAS ÉTICO, POLÍTICO, IDEOLÓGICO, CULTURAL Y TÉCNICO, ASÍ COMO EL ACOMPAÑAMIENTO Y LA ASISTENCIA TÉCNICA, COMO ACCIÓN TRANSVERSAL PARA LA CONSTRUCCIÓN DEL ESTADO SOCIALISTA, Y DAR SEGUIMIENTO Y ACOMPAÑAMIENTO A LOS INTEGRANTES DE LA ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR A VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 300.000 **FEMENINO:** 100.000 **MASCULINO:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570062001 DISEÑAR Y ELABORAR PROGRAMAS DE FORMACIÓN COMUNAL EN LAS ÁREAS ÉTICO, POLÍTICO, IDEOLÓGICO Y TÉCNICO.

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN COMUNAL / DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.620.000**	**0**	**0**	**0**	**0**	0	**1.620.000**
402	05	00	00	Productos de papel, cartón e impresos	1.620.000	0	0	0	0	0	1.620.000
402	05	01	00	Pulpa de madera, papel y cartón	300.000	0	0	0	0	0	300.000
402	05	02	00	Envases y cajas de papel y cartón	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	600.000	0	0	0	0	0	600.000
402	05	04	00	Libros, revistas y periódicos	100.000	0	0	0	0	0	100.000
402	05	05	00	Material de enseñanza	200.000	0	0	0	0	0	200.000
402	05	06	00	Productos de papel y cartón para computación	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	300.000	0	0	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**170.000**	**0**	**0**	**0**	**0**	0	**170.000**
403	18	00	00	Impuestos indirectos	170.000	0	0	0	0	0	170.000
403	18	01	00	Impuesto al valor agregado	170.000	0	0	0	0	0	170.000
				Totales	**1.790.000**	**0**	**0**	**0**	**0**	0	**1.790.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118851 570062000 ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR 2013

OBJETIVO DEL PROYECTO: FORMAR VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS DEL PODER POPULAR, EN LAS ÁREAS ÉTICO, POLÍTICO, IDEOLÓGICO, CULTURAL Y TÉCNICO, ASÍ COMO EL ACOMPAÑAMIENTO Y LA ASISTENCIA TÉCNICA, COMO ACCIÓN TRANSVERSAL PARA LA CONSTRUCCIÓN DEL ESTADO SOCIALISTA, Y DAR SEGUIMIENTO Y ACOMPAÑAMIENTO A LOS INTEGRANTES DE LA ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR A VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 300.000 **FEMENINO:** 100.000 **MASCULINO:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570062002 FORMACIÓN DE VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 300.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN COMUNAL / DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**42.000.000**	**0**	**0**	**0**	**0**	**0**	**42.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	42.000.000	0	0	0	0	0	42.000.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	42.000.000	0	0	0	0	0	42.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.000.000**	**0**	**0**	**0**	**0**	**0**	**13.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	3.500.000	0	0	0	0	0	3.500.000
402	01	01	00	Alimentos y bebidas para personas	3.500.000	0	0	0	0	0	3.500.000
402	03	00	00	Textiles y vestuarios	2.250.000	0	0	0	0	0	2.250.000
402	03	01	00	Textiles	750.000	0	0	0	0	0	750.000
402	03	02	00	Prendas de vestir	750.000	0	0	0	0	0	750.000
402	03	03	00	Calzados	750.000	0	0	0	0	0	750.000
402	04	00	00	Productos de cuero y caucho	50.000	0	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	3.000.000	0	0	0	0	0	3.000.000
402	05	01	00	Pulpa de madera, papel y cartón	300.000	0	0	0	0	0	300.000
402	05	02	00	Envases y cajas de papel y cartón	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	1.200.000	0	0	0	0	0	1.200.000
402	05	04	00	Libros, revistas y periódicos	100.000	0	0	0	0	0	100.000
402	05	05	00	Material de enseñanza	300.000	0	0	0	0	0	300.000
402	05	06	00	Productos de papel y cartón para computación	300.000	0	0	0	0	0	300.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	700.000	0	0	0	0	0	700.000
402	06	00	00	Productos químicos y derivados	900.000	0	0	0	0	0	900.000
402	06	03	00	Tintas, pinturas y colorantes	350.000	0	0	0	0	0	350.000
402	06	04	00	Productos farmacéuticos y medicamentos	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118851 570062000 ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR 2013

OBJETIVO DEL PROYECTO: FORMAR VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS DEL PODER POPULAR, EN LAS ÁREAS ÉTICO, POLÍTICO, IDEOLÓGICO, CULTURAL Y TÉCNICO, ASÍ COMO EL ACOMPAÑAMIENTO Y LA ASISTENCIA TÉCNICA, COMO ACCIÓN TRANSVERSAL PARA LA CONSTRUCCIÓN DEL ESTADO SOCIALISTA, Y DAR SEGUIMIENTO Y ACOMPAÑAMIENTO A LOS INTEGRANTES DE LA ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR A VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 300.000 **FEMENINO:** 100.000 **MASCULINO:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570062002 FORMACIÓN DE VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 300.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN COMUNAL / DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	05	00	Productos de tocador	50.000	0	0	0	0	0	50.000
402	06	06	00	Combustibles y lubricantes	100.000	0	0	0	0	0	100.000
402	06	08	00	Productos plásticos	350.000	0	0	0	0	0	350.000
402	08	00	00	Productos metálicos	500.000	0	0	0	0	0	500.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	200.000	0	0	0	0	0	200.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	200.000	0	0	0	0	0	200.000
402	08	99	00	Otros productos metálicos	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	2.800.000	0	0	0	0	0	2.800.000
402	10	01	00	Artículos de deporte, recreación y juguetes	200.000	0	0	0	0	0	200.000
402	10	02	00	Materiales y útiles de limpieza y aseo	300.000	0	0	0	0	0	300.000
402	10	03	00	Utensilios de cocina y comedor	300.000	0	0	0	0	0	300.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	800.000	0	0	0	0	0	800.000
402	10	08	00	Materiales para equipos de computación	1.100.000	0	0	0	0	0	1.100.000
402	10	99	00	Otros productos y útiles diversos	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**13.210.000**	**0**	**0**	**0**	**0**	**0**	**13.210.000**
403	02	00	00	Alquileres de maquinaria y equipos	600.000	0	0	0	0	0	600.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	600.000	0	0	0	0	0	600.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.250.000	0	0	0	0	0	1.250.000
403	07	01	00	Publicidad y propaganda	200.000	0	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	250.000	0	0	0	0	0	250.000
403	07	03	00	Relaciones sociales	800.000	0	0	0	0	0	800.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.000	0	0	0	0	0	5.000
403	08	02	00	Comisiones y gastos bancarios	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118851 570062000 ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR 2013

OBJETIVO DEL PROYECTO: FORMAR VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS DEL PODER POPULAR, EN LAS ÁREAS ÉTICO, POLÍTICO, IDEOLÓGICO, CULTURAL Y TÉCNICO, ASÍ COMO EL ACOMPAÑAMIENTO Y LA ASISTENCIA TÉCNICA, COMO ACCIÓN TRANSVERSAL PARA LA CONSTRUCCIÓN DEL ESTADO SOCIALISTA, Y DAR SEGUIMIENTO Y ACOMPAÑAMIENTO A LOS INTEGRANTES DE LA ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR A VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 300.000 **FEMENINO:** 100.000 **MASCULINO:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570062002 FORMACIÓN DE VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 300.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN COMUNAL / DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	5.680.000	0	0	0	0	0	5.680.000
403	09	01	00	Viáticos y pasajes dentro del país	5.680.000	0	0	0	0	0	5.680.000
403	10	00	00	Servicios profesionales y técnicos	3.600.000	0	0	0	0	0	3.600.000
403	10	09	00	Servicios de lavandería y tintorería	100.000	0	0	0	0	0	100.000
403	10	11	00	Servicios para la elaboración y suministro de comida	3.500.000	0	0	0	0	0	3.500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	150.000	0	0	0	0	0	150.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	1.925.000	0	0	0	0	0	1.925.000
403	18	01	00	Impuesto al valor agregado	1.925.000	0	0	0	0	0	1.925.000
				Totales	**68.210.000**	**0**	**0**	**0**	**0**	**0**	**68.210.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118851 570062000 ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR 2013

OBJETIVO DEL PROYECTO: FORMAR VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS DEL PODER POPULAR, EN LAS ÁREAS ÉTICO, POLÍTICO, IDEOLÓGICO, CULTURAL Y TÉCNICO, ASÍ COMO EL ACOMPAÑAMIENTO Y LA ASISTENCIA TÉCNICA, COMO ACCIÓN TRANSVERSAL PARA LA CONSTRUCCIÓN DEL ESTADO SOCIALISTA, Y DAR SEGUIMIENTO Y ACOMPAÑAMIENTO A LOS INTEGRANTES DE LA ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR A VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 300.000 **FEMENINO:** 100.000 **MASCULINO:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570062003 BRINDAR ACOMPAÑAMIENTO A LOS VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS FORMADOS Y ATENDIDOS EN LA ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: ACOMPAÑAMIENTO **META:** 22.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO DE PROGRAMAS DE FORMACIÓN COMUNAL / DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
404	01	00	00	Repuestos y reparaciones mayores	50.000	0	0	0	0	0	50.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	50.000	0	0	0	0	0	50.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	05	01	00	Equipos de telecomunicaciones	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	400.000	0	0	0	0	0	400.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	200.000	0	0	0	0	0	200.000
404	09	03	00	Mobiliario y equipos de alojamiento	100.000	0	0	0	0	0	100.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.000.000	0	0	0	0	0	1.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.000.000	0	0	0	0	0	1.000.000
407	01	02	01	Donaciones corrientes a personas	1.000.000	0	0	0	0	0	1.000.000
				Totales	**1.500.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118787 570063000 TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO EN EL MARCO DE LA GRAN MISIÓN VIVIENDA VENEZUELA

OBJETIVO DEL PROYECTO: LOGRAR EL FORTALECIMIENTO DEL PLAN DE TRANSFORMACIÓN INTEGRAL DEL HÁBITAT MEDIANTE LA ARTICULACIÓN, CONTROL Y SEGUIMIENTO DE LOS PROYECTOS DE VIVIENDAS A TRAVÉS DE LA APROBACIÓN DE TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO, PARA SATISFACER EL REQUERIMIENTO DE INSUMOS Y MATERIALES DE CONSTRUCCIÓN QUE CONTRIBUYAN A LA EJECUCIÓN DE PROYECTOS DE VIVIENDAS DE LAS FAMILIAS QUE HABITAN EN LAS COMUNIDADES, EN EL MARCO DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**445.510**	**0**	**0**	**0**	**0**	**0**	**445.510**
401	01	00	00	Sueldos, salarios y otras retribuciones	137.461	0	0	0	0	0	137.461
401	01	18	00	Remuneraciones al personal contratado	137.461	0	0	0	0	0	137.461
401	04	00	00	Complementos de sueldos y salarios	49.857	0	0	0	0	0	49.857
401	04	26	00	Bono compensatorio de alimentación al personal contratado	49.857	0	0	0	0	0	49.857
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	49.956	0	0	0	0	0	49.956
401	05	07	00	Aguinaldos al personal contratado	35.683	0	0	0	0	0	35.683
401	05	08	00	Bono vacacional al personal contratado	14.273	0	0	0	0	0	14.273
401	06	00	00	Aportes patronales y legales	17.694	0	0	0	0	0	17.694
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.604	0	0	0	0	0	12.604
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.521	0	0	0	0	0	2.521
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.569	0	0	0	0	0	2.569
401	07	00	00	Asistencia socio-económica	169.132	0	0	0	0	0	169.132
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	13.746	0	0	0	0	0	13.746
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	97.150	0	0	0	0	0	97.150
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	20.554	0	0	0	0	0	20.554
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	20.411	0	0	0	0	0	20.411
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	6.566	0	0	0	0	0	6.566
401	07	33	00	Asistencia socio-económica al personal contratado	10.705	0	0	0	0	0	10.705
401	08	00	00	Prestaciones sociales e indemnizaciones	21.410	0	0	0	0	0	21.410
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	21.410	0	0	0	0	0	21.410
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**179.940**	**0**	**0**	**0**	**0**	**0**	**179.940**
402	01	00	00	Productos alimenticios y agropecuarios	65.314	0	0	0	0	0	65.314
402	01	01	00	Alimentos y bebidas para personas	65.314	0	0	0	0	0	65.314
402	03	00	00	Textiles y vestuarios	1.560	0	0	0	0	0	1.560
402	03	02	00	Prendas de vestir	1.560	0	0	0	0	0	1.560
402	04	00	00	Productos de cuero y caucho	624	0	0	0	0	0	624

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118787 570063000 TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO EN EL MARCO DE LA GRAN MISIÓN VIVIENDA VENEZUELA

OBJETIVO DEL PROYECTO: LOGRAR EL FORTALECIMIENTO DEL PLAN DE TRANSFORMACIÓN INTEGRAL DEL HÁBITAT MEDIANTE LA ARTICULACIÓN, CONTROL Y SEGUIMIENTO DE LOS PROYECTOS DE VIVIENDAS A TRAVÉS DE LA APROBACIÓN DE TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO, PARA SATISFACER EL REQUERIMIENTO DE INSUMOS Y MATERIALES DE CONSTRUCCIÓN QUE CONTRIBUYAN A LA EJECUCIÓN DE PROYECTOS DE VIVIENDAS DE LAS FAMILIAS QUE HABITAN EN LAS COMUNIDADES, EN EL MARCO DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	624	0	0	0	0	0	624
402	05	00	00	Productos de papel, cartón e impresos	66.607	0	0	0	0	0	66.607
402	05	03	00	Productos de papel y cartón para oficina	44.825	0	0	0	0	0	44.825
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	21.782	0	0	0	0	0	21.782
402	06	00	00	Productos químicos y derivados	828	0	0	0	0	0	828
402	06	06	00	Combustibles y lubricantes	828	0	0	0	0	0	828
402	08	00	00	Productos metálicos	732	0	0	0	0	0	732
402	08	09	00	Repuestos y accesorios para equipos de transporte	732	0	0	0	0	0	732
402	10	00	00	Productos varios y útiles diversos	44.275	0	0	0	0	0	44.275
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.986	0	0	0	0	0	2.986
402	10	06	00	Condecoraciones, ofrendas y similares	4.004	0	0	0	0	0	4.004
402	10	07	00	Productos de seguridad en el trabajo	1.493	0	0	0	0	0	1.493
402	10	08	00	Materiales para equipos de computación	34.544	0	0	0	0	0	34.544
402	10	99	00	Otros productos y útiles diversos	1.248	0	0	0	0	0	1.248
403	**00**	**00**	**00**	**Servicios no personales**	**2.654.793**	**0**	**0**	**0**	**0**	**0**	**2.654.793**
403	02	00	00	Alquileres de maquinaria y equipos	12.168	0	0	0	0	0	12.168
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	12.168	0	0	0	0	0	12.168
403	07	00	00	Servicios de información, impresión y relaciones públicas	159.084	0	0	0	0	0	159.084
403	07	02	00	Imprenta y reproducción	24.543	0	0	0	0	0	24.543
403	07	03	00	Relaciones sociales	134.541	0	0	0	0	0	134.541
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	224.647	0	0	0	0	0	224.647
403	08	01	00	Primas y gastos de seguros	224.647	0	0	0	0	0	224.647
403	09	00	00	Viáticos y pasajes	1.716.051	0	0	0	0	0	1.716.051
403	09	01	00	Viáticos y pasajes dentro del país	1.716.051	0	0	0	0	0	1.716.051
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.240	0	0	0	0	0	6.240
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	6.240	0	0	0	0	0	6.240
403	18	00	00	Impuestos indirectos	535.704	0	0	0	0	0	535.704
403	18	01	00	Impuesto al valor agregado	535.704	0	0	0	0	0	535.704

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118787 570063000 TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO EN EL MARCO DE LA GRAN MISIÓN VIVIENDA VENEZUELA

OBJETIVO DEL PROYECTO: LOGRAR EL FORTALECIMIENTO DEL PLAN DE TRANSFORMACIÓN INTEGRAL DEL HÁBITAT MEDIANTE LA ARTICULACIÓN, CONTROL Y SEGUIMIENTO DE LOS PROYECTOS DE VIVIENDAS A TRAVÉS DE LA APROBACIÓN DE TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO, PARA SATISFACER EL REQUERIMIENTO DE INSUMOS Y MATERIALES DE CONSTRUCCIÓN QUE CONTRIBUYAN A LA EJECUCIÓN DE PROYECTOS DE VIVIENDAS DE LAS FAMILIAS QUE HABITAN EN LAS COMUNIDADES, EN EL MARCO DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	899	0	0	0	0	0	899
403	99	01	00	Otros servicios no personales	899	0	0	0	0	0	899
404	**00**	**00**	**00**	**Activos reales**	**6.949**	**0**	**0**	**0**	**0**	**0**	**6.949**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.893	0	0	0	0	0	1.893
404	05	01	00	Equipos de telecomunicaciones	1.893	0	0	0	0	0	1.893
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.056	0	0	0	0	0	5.056
404	09	02	00	Equipos de computación	5.056	0	0	0	0	0	5.056
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.712.808**	**0**	**0**	**0**	**0**	**0**	**1.712.808**
407	01	00	00	Transferencias y donaciones corrientes internas	856.404	0	0	0	0	0	856.404
407	01	02	00	Donaciones corrientes internas al sector privado	856.404	0	0	0	0	0	856.404
407	01	02	01	Donaciones corrientes a personas	856.404	0	0	0	0	0	856.404
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	856.404	0	0	0	0	0	856.404
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	856.404	0	0	0	0	0	856.404
407	12	01	01	Transferencias Corrientes a Consejos Comunales	856.404	0	0	0	0	0	856.404
				Totales	**5.000.000**	**0**	**0**	**0**	**0**	**0**	**5.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118787 570063000 TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO EN EL MARCO DE LA GRAN MISIÓN VIVIENDA VENEZUELA

OBJETIVO DEL PROYECTO: LOGRAR EL FORTALECIMIENTO DEL PLAN DE TRANSFORMACIÓN INTEGRAL DEL HÁBITAT MEDIANTE LA ARTICULACIÓN, CONTROL Y SEGUIMIENTO DE LOS PROYECTOS DE VIVIENDAS A TRAVÉS DE LA APROBACIÓN DE TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO, PARA SATISFACER EL REQUERIMIENTO DE INSUMOS Y MATERIALES DE CONSTRUCCIÓN QUE CONTRIBUYAN A LA EJECUCIÓN DE PROYECTOS DE VIVIENDAS DE LAS FAMILIAS QUE HABITAN EN LAS COMUNIDADES, EN EL MARCO DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118787 570063000 TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO EN EL MARCO DE LA GRAN MISIÓN VIVIENDA VENEZUELA

OBJETIVO DEL PROYECTO: LOGRAR EL FORTALECIMIENTO DEL PLAN DE TRANSFORMACIÓN INTEGRAL DEL HÁBITAT MEDIANTE LA ARTICULACIÓN, CONTROL Y SEGUIMIENTO DE LOS PROYECTOS DE VIVIENDAS A TRAVÉS DE LA APROBACIÓN DE TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO, PARA SATISFACER EL REQUERIMIENTO DE INSUMOS Y MATERIALES DE CONSTRUCCIÓN QUE CONTRIBUYAN A LA EJECUCIÓN DE PROYECTOS DE VIVIENDAS DE LAS FAMILIAS QUE HABITAN EN LAS COMUNIDADES, EN EL MARCO DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570063001 TRANFERENCIAS DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO EN EL MARCO DE LA GRAN MISION VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: DESARROLLO SOC. ORGANIZADA **META:** 10

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE ECONOMIA COMUNAL. DIRECCION GENERAL DE FINANCIAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.712.808**	**0**	**0**	**0**	**0**	0	**1.712.808**
407	01	00	00	Transferencias y donaciones corrientes internas	856.404	0	0	0	0	0	856.404
407	01	02	00	Donaciones corrientes internas al sector privado	856.404	0	0	0	0	0	856.404
407	01	02	01	Donaciones corrientes a personas	856.404	0	0	0	0	0	856.404
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	856.404	0	0	0	0	0	856.404
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	856.404	0	0	0	0	0	856.404
407	12	01	01	Transferencias Corrientes a Consejos Comunales	856.404	0	0	0	0	0	856.404
				Totales	**1.712.808**	**0**	**0**	**0**	**0**	0	**1.712.808**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118787 570063000 TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO EN EL MARCO DE LA GRAN MISIÓN VIVIENDA VENEZUELA

OBJETIVO DEL PROYECTO: LOGRAR EL FORTALECIMIENTO DEL PLAN DE TRANSFORMACIÓN INTEGRAL DEL HÁBITAT MEDIANTE LA ARTICULACIÓN, CONTROL Y SEGUIMIENTO DE LOS PROYECTOS DE VIVIENDAS A TRAVÉS DE LA APROBACIÓN DE TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO, PARA SATISFACER EL REQUERIMIENTO DE INSUMOS Y MATERIALES DE CONSTRUCCIÓN QUE CONTRIBUYAN A LA EJECUCIÓN DE PROYECTOS DE VIVIENDAS DE LAS FAMILIAS QUE HABITAN EN LAS COMUNIDADES, EN EL MARCO DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570063002 SEGUIMIENTO Y CONTROL DE LOS RECURSOS OTORGADOS POR ENTES ADSCRITOS DEL MINISTERIO A LOS CONSEJOS COMUNALES Y COMUNAS EN CONSTRUCCION

UNIDAD DE MEDIDA: DESARROLLO SOC. ORGANIZADA **META:** 10

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EECONOMIA COMUNAL: DIRECCION GENERAL DE FINANCIAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**445.510**	**0**	**0**	**0**	**0**	0	**445.510**
401	01	00	00	Sueldos, salarios y otras retribuciones	137.461	0	0	0	0	0	137.461
401	01	18	00	Remuneraciones al personal contratado	137.461	0	0	0	0	0	137.461
401	04	00	00	Complementos de sueldos y salarios	49.857	0	0	0	0	0	49.857
401	04	26	00	Bono compensatorio de alimentación al personal contratado	49.857	0	0	0	0	0	49.857
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	49.956	0	0	0	0	0	49.956
401	05	07	00	Aguinaldos al personal contratado	35.683	0	0	0	0	0	35.683
401	05	08	00	Bono vacacional al personal contratado	14.273	0	0	0	0	0	14.273
401	06	00	00	Aportes patronales y legales	17.694	0	0	0	0	0	17.694
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.604	0	0	0	0	0	12.604
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.521	0	0	0	0	0	2.521
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.569	0	0	0	0	0	2.569
401	07	00	00	Asistencia socio-económica	169.132	0	0	0	0	0	169.132
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	13.746	0	0	0	0	0	13.746
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	97.150	0	0	0	0	0	97.150
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	20.554	0	0	0	0	0	20.554
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	20.411	0	0	0	0	0	20.411
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	6.566	0	0	0	0	0	6.566
401	07	33	00	Asistencia socio-económica al personal contratado	10.705	0	0	0	0	0	10.705
401	08	00	00	Prestaciones sociales e indemnizaciones	21.410	0	0	0	0	0	21.410
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	21.410	0	0	0	0	0	21.410
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**179.940**	**0**	**0**	**0**	**0**	0	**179.940**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118787 570063000 TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO EN EL MARCO DE LA GRAN MISIÓN VIVIENDA VENEZUELA

OBJETIVO DEL PROYECTO: LOGRAR EL FORTALECIMIENTO DEL PLAN DE TRANSFORMACIÓN INTEGRAL DEL HÁBITAT MEDIANTE LA ARTICULACIÓN, CONTROL Y SEGUIMIENTO DE LOS PROYECTOS DE VIVIENDAS A TRAVÉS DE LA APROBACIÓN DE TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO, PARA SATISFACER EL REQUERIMIENTO DE INSUMOS Y MATERIALES DE CONSTRUCCIÓN QUE CONTRIBUYAN A LA EJECUCIÓN DE PROYECTOS DE VIVIENDAS DE LAS FAMILIAS QUE HABITAN EN LAS COMUNIDADES, EN EL MARCO DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570063002 SEGUIMIENTO Y CONTROL DE LOS RECURSOS OTORGADOS POR ENTES ADSCRITOS DEL MINISTERIO A LOS CONSEJOS COMUNALES Y COMUNAS EN CONSTRUCCION

UNIDAD DE MEDIDA: DESARROLLO SOC. ORGANIZADA **META:** 10

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EECONOMIA COMUNAL: DIRECCION GENERAL DE FINANCIAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	65.314	0	0	0	0	0	65.314
402	01	01	00	Alimentos y bebidas para personas	65.314	0	0	0	0	0	65.314
402	03	00	00	Textiles y vestuarios	1.560	0	0	0	0	0	1.560
402	03	02	00	Prendas de vestir	1.560	0	0	0	0	0	1.560
402	04	00	00	Productos de cuero y caucho	624	0	0	0	0	0	624
402	04	03	00	Cauchos y tripas para vehículos	624	0	0	0	0	0	624
402	05	00	00	Productos de papel, cartón e impresos	66.607	0	0	0	0	0	66.607
402	05	03	00	Productos de papel y cartón para oficina	44.825	0	0	0	0	0	44.825
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	21.782	0	0	0	0	0	21.782
402	06	00	00	Productos químicos y derivados	828	0	0	0	0	0	828
402	06	06	00	Combustibles y lubricantes	828	0	0	0	0	0	828
402	08	00	00	Productos metálicos	732	0	0	0	0	0	732
402	08	09	00	Repuestos y accesorios para equipos de transporte	732	0	0	0	0	0	732
402	10	00	00	Productos varios y útiles diversos	44.275	0	0	0	0	0	44.275
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.986	0	0	0	0	0	2.986
402	10	06	00	Condecoraciones, ofrendas y similares	4.004	0	0	0	0	0	4.004
402	10	07	00	Productos de seguridad en el trabajo	1.493	0	0	0	0	0	1.493
402	10	08	00	Materiales para equipos de computación	34.544	0	0	0	0	0	34.544
402	10	99	00	Otros productos y útiles diversos	1.248	0	0	0	0	0	1.248
403	**00**	**00**	**00**	**Servicios no personales**	**2.654.793**	**0**	**0**	**0**	**0**	0	**2.654.793**
403	02	00	00	Alquileres de maquinaria y equipos	12.168	0	0	0	0	0	12.168
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	12.168	0	0	0	0	0	12.168
403	07	00	00	Servicios de información, impresión y relaciones públicas	159.084	0	0	0	0	0	159.084

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118787 570063000 TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO EN EL MARCO DE LA GRAN MISIÓN VIVIENDA VENEZUELA

OBJETIVO DEL PROYECTO: LOGRAR EL FORTALECIMIENTO DEL PLAN DE TRANSFORMACIÓN INTEGRAL DEL HÁBITAT MEDIANTE LA ARTICULACIÓN, CONTROL Y SEGUIMIENTO DE LOS PROYECTOS DE VIVIENDAS A TRAVÉS DE LA APROBACIÓN DE TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO, PARA SATISFACER EL REQUERIMIENTO DE INSUMOS Y MATERIALES DE CONSTRUCCIÓN QUE CONTRIBUYAN A LA EJECUCIÓN DE PROYECTOS DE VIVIENDAS DE LAS FAMILIAS QUE HABITAN EN LAS COMUNIDADES, EN EL MARCO DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570063002 SEGUIMIENTO Y CONTROL DE LOS RECURSOS OTORGADOS POR ENTES ADSCRITOS DEL MINISTERIO A LOS CONSEJOS COMUNALES Y COMUNAS EN CONSTRUCCION

UNIDAD DE MEDIDA: DESARROLLO SOC. ORGANIZADA **META:** 10

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EECONOMIA COMUNAL: DIRECCION GENERAL DE FINANCIAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	24.543	0	0	0	0	0	24.543
403	07	03	00	Relaciones sociales	134.541	0	0	0	0	0	134.541
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	224.647	0	0	0	0	0	224.647
403	08	01	00	Primas y gastos de seguros	224.647	0	0	0	0	0	224.647
403	09	00	00	Viáticos y pasajes	1.716.051	0	0	0	0	0	1.716.051
403	09	01	00	Viáticos y pasajes dentro del país	1.716.051	0	0	0	0	0	1.716.051
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.240	0	0	0	0	0	6.240
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	6.240	0	0	0	0	0	6.240
403	18	00	00	Impuestos indirectos	535.704	0	0	0	0	0	535.704
403	18	01	00	Impuesto al valor agregado	535.704	0	0	0	0	0	535.704
403	99	00	00	Otros servicios no personales	899	0	0	0	0	0	899
403	99	01	00	Otros servicios no personales	899	0	0	0	0	0	899
404	**00**	**00**	**00**	**Activos reales**	**6.949**	**0**	**0**	**0**	**0**	0	**6.949**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.893	0	0	0	0	0	1.893
404	05	01	00	Equipos de telecomunicaciones	1.893	0	0	0	0	0	1.893
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.056	0	0	0	0	0	5.056
404	09	02	00	Equipos de computación	5.056	0	0	0	0	0	5.056
				Totales	**3.287.192**	**0**	**0**	**0**	**0**	0	**3.287.192**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118786 570064000 TRANSFERENCIA DE LOS RECURSOS A PROYECTOS SOCIOPRODUCTIVOS EN EL MARCO DE LA GRAN MISIÓN SABER Y TRABAJO.

OBJETIVO DEL PROYECTO: FORTALECER LAS INICIATIVAS DE LOS PROYECTOS Y MISIONES DEL PODER POPULAR PRESENTADOS POR LAS ORGANIZACIONES SOCIOPRODUCTIVAS, A TRAVÉS DEL OTORGAMIENTO DE TRANSFERENCIAS DE RECURSOS FINANCIEROS, CON CRITERIOS DE EQUIDAD Y JUSTICIA SOCIAL, DONDE SE RECONOZCAN LOS SABERES, EL CONOCIMIENTO Y LAS POTENCIALIDADES LOCALES COMO ELEMENTO CONSTITUTIVOS DE GARANTÍA PARA LA EJECUCIÓN, MEDIANTE LA PARTICIPACIÓN POPULAR EN EL PROCESO ECONÓMICO-PRODUCTIVO DEL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**693.761**	**0**	**0**	**0**	**0**	**0**	**693.761**
401	01	00	00	Sueldos, salarios y otras retribuciones	220.800	0	0	0	0	0	220.800
401	01	18	00	Remuneraciones al personal contratado	220.800	0	0	0	0	0	220.800
401	04	00	00	Complementos de sueldos y salarios	71.585	0	0	0	0	0	71.585
401	04	26	00	Bono compensatorio de alimentación al personal contratado	71.585	0	0	0	0	0	71.585
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	63.696	0	0	0	0	0	63.696
401	05	07	00	Aguinaldos al personal contratado	45.497	0	0	0	0	0	45.497
401	05	08	00	Bono vacacional al personal contratado	18.199	0	0	0	0	0	18.199
401	06	00	00	Aportes patronales y legales	22.560	0	0	0	0	0	22.560
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	16.070	0	0	0	0	0	16.070
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.214	0	0	0	0	0	3.214
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.276	0	0	0	0	0	3.276
401	07	00	00	Asistencia socio-económica	287.822	0	0	0	0	0	287.822
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	22.080	0	0	0	0	0	22.080
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	148.004	0	0	0	0	0	148.004
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	44.267	0	0	0	0	0	44.267
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	43.960	0	0	0	0	0	43.960
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	14.141	0	0	0	0	0	14.141
401	07	33	00	Asistencia socio-económica al personal contratado	15.370	0	0	0	0	0	15.370
401	08	00	00	Prestaciones sociales e indemnizaciones	27.298	0	0	0	0	0	27.298
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	27.298	0	0	0	0	0	27.298
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**258.583**	**0**	**0**	**0**	**0**	**0**	**258.583**
402	01	00	00	Productos alimenticios y agropecuarios	93.779	0	0	0	0	0	93.779
402	01	01	00	Alimentos y bebidas para personas	93.779	0	0	0	0	0	93.779
402	03	00	00	Textiles y vestuarios	2.240	0	0	0	0	0	2.240
402	03	02	00	Prendas de vestir	2.240	0	0	0	0	0	2.240
402	04	00	00	Productos de cuero y caucho	896	0	0	0	0	0	896

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118786 570064000 TRANSFERENCIA DE LOS RECURSOS A PROYECTOS SOCIOPRODUCTIVOS EN EL MARCO DE LA GRAN MISIÓN SABER Y TRABAJO.

OBJETIVO DEL PROYECTO: FORTALECER LAS INICIATIVAS DE LOS PROYECTOS Y MISIONES DEL PODER POPULAR PRESENTADOS POR LAS ORGANIZACIONES SOCIOPRODUCTIVAS, A TRAVÉS DEL OTORGAMIENTO DE TRANSFERENCIAS DE RECURSOS FINANCIEROS, CON CRITERIOS DE EQUIDAD Y JUSTICIA SOCIAL, DONDE SE RECONOZCAN LOS SABERES, EL CONOCIMIENTO Y LAS POTENCIALIDADES LOCALES COMO ELEMENTO CONSTITUTIVOS DE GARANTÍA PARA LA EJECUCIÓN, MEDIANTE LA PARTICIPACIÓN POPULAR EN EL PROCESO ECONÓMICO-PRODUCTIVO DEL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	896	0	0	0	0	0	896
402	05	00	00	Productos de papel, cartón e impresos	95.636	0	0	0	0	0	95.636
402	05	03	00	Productos de papel y cartón para oficina	64.361	0	0	0	0	0	64.361
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	31.275	0	0	0	0	0	31.275
402	06	00	00	Productos químicos y derivados	1.412	0	0	0	0	0	1.412
402	06	04	00	Productos farmacéuticos y medicamentos	334	0	0	0	0	0	334
402	06	06	00	Combustibles y lubricantes	1.078	0	0	0	0	0	1.078
402	08	00	00	Productos metálicos	1.051	0	0	0	0	0	1.051
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.051	0	0	0	0	0	1.051
402	10	00	00	Productos varios y útiles diversos	63.569	0	0	0	0	0	63.569
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.287	0	0	0	0	0	4.287
402	10	06	00	Condecoraciones, ofrendas y similares	5.749	0	0	0	0	0	5.749
402	10	07	00	Productos de seguridad en el trabajo	2.143	0	0	0	0	0	2.143
402	10	08	00	Materiales para equipos de computación	49.598	0	0	0	0	0	49.598
402	10	99	00	Otros productos y útiles diversos	1.792	0	0	0	0	0	1.792
403	**00**	**00**	**00**	**Servicios no personales**	**3.778.295**	**0**	**0**	**0**	**0**	**0**	**3.778.295**
403	02	00	00	Alquileres de maquinaria y equipos	17.472	0	0	0	0	0	17.472
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	17.472	0	0	0	0	0	17.472
403	07	00	00	Servicios de información, impresión y relaciones públicas	228.563	0	0	0	0	0	228.563
403	07	01	00	Publicidad y propaganda	239	0	0	0	0	0	239
403	07	02	00	Imprenta y reproducción	34.943	0	0	0	0	0	34.943
403	07	03	00	Relaciones sociales	193.381	0	0	0	0	0	193.381
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	268.935	0	0	0	0	0	268.935
403	08	01	00	Primas y gastos de seguros	267.752	0	0	0	0	0	267.752
403	08	02	00	Comisiones y gastos bancarios	986	0	0	0	0	0	986
403	08	03	00	Comisiones y gastos de adquisición de seguros	197	0	0	0	0	0	197
403	09	00	00	Viáticos y pasajes	2.463.933	0	0	0	0	0	2.463.933
403	09	01	00	Viáticos y pasajes dentro del país	2.463.933	0	0	0	0	0	2.463.933

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118786 570064000 TRANSFERENCIA DE LOS RECURSOS A PROYECTOS SOCIOPRODUCTIVOS EN EL MARCO DE LA GRAN MISIÓN SABER Y TRABAJO.

OBJETIVO DEL PROYECTO: FORTALECER LAS INICIATIVAS DE LOS PROYECTOS Y MISIONES DEL PODER POPULAR PRESENTADOS POR LAS ORGANIZACIONES SOCIOPRODUCTIVAS, A TRAVÉS DEL OTORGAMIENTO DE TRANSFERENCIAS DE RECURSOS FINANCIEROS, CON CRITERIOS DE EQUIDAD Y JUSTICIA SOCIAL, DONDE SE RECONOZCAN LOS SABERES, EL CONOCIMIENTO Y LAS POTENCIALIDADES LOCALES COMO ELEMENTO CONSTITUTIVOS DE GARANTÍA PARA LA EJECUCIÓN, MEDIANTE LA PARTICIPACIÓN POPULAR EN EL PROCESO ECONÓMICO-PRODUCTIVO DEL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.960	0	0	0	0	0	8.960
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.960	0	0	0	0	0	8.960
403	18	00	00	Impuestos indirectos	789.142	0	0	0	0	0	789.142
403	18	01	00	Impuesto al valor agregado	789.142	0	0	0	0	0	789.142
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.075	0	0	0	0	0	1.075
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.075	0	0	0	0	0	1.075
403	99	00	00	Otros servicios no personales	215	0	0	0	0	0	215
403	99	01	00	Otros servicios no personales	215	0	0	0	0	0	215
404	**00**	**00**	**00**	**Activos reales**	**7.605**	**0**	**0**	**0**	**0**	**0**	**7.605**
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.718	0	0	0	0	0	2.718
404	05	01	00	Equipos de telecomunicaciones	2.718	0	0	0	0	0	2.718
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.887	0	0	0	0	0	4.887
404	09	01	00	Mobiliario y equipos de oficina	4.887	0	0	0	0	0	4.887
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.061.756**	**0**	**0**	**0**	**0**	**0**	**4.061.756**
407	01	00	00	Transferencias y donaciones corrientes internas	2.030.878	0	0	0	0	0	2.030.878
407	01	02	00	Donaciones corrientes internas al sector privado	2.030.878	0	0	0	0	0	2.030.878
407	01	02	01	Donaciones corrientes a personas	2.030.878	0	0	0	0	0	2.030.878
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	2.030.878	0	0	0	0	0	2.030.878
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	2.030.878	0	0	0	0	0	2.030.878
407	12	01	01	Transferencias Corrientes a Consejos Comunales	2.030.878	0	0	0	0	0	2.030.878
				Totales	**8.800.000**	**0**	**0**	**0**	**0**	**0**	**8.800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118786 570064000 TRANSFERENCIA DE LOS RECURSOS A PROYECTOS SOCIOPRODUCTIVOS EN EL MARCO DE LA GRAN MISIÓN SABER Y TRABAJO.

OBJETIVO DEL PROYECTO: FORTALECER LAS INICIATIVAS DE LOS PROYECTOS Y MISIONES DEL PODER POPULAR PRESENTADOS POR LAS ORGANIZACIONES SOCIOPRODUCTIVAS, A TRAVÉS DEL OTORGAMIENTO DE TRANSFERENCIAS DE RECURSOS FINANCIEROS, CON CRITERIOS DE EQUIDAD Y JUSTICIA SOCIAL, DONDE SE RECONOZCAN LOS SABERES, EL CONOCIMIENTO Y LAS POTENCIALIDADES LOCALES COMO ELEMENTO CONSTITUTIVOS DE GARANTÍA PARA LA EJECUCIÓN, MEDIANTE LA PARTICIPACIÓN POPULAR EN EL PROCESO ECONÓMICO-PRODUCTIVO DEL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118786 570064000 TRANSFERENCIA DE LOS RECURSOS A PROYECTOS SOCIOPRODUCTIVOS EN EL MARCO DE LA GRAN MISIÓN SABER Y TRABAJO.

OBJETIVO DEL PROYECTO: FORTALECER LAS INICIATIVAS DE LOS PROYECTOS Y MISIONES DEL PODER POPULAR PRESENTADOS POR LAS ORGANIZACIONES SOCIOPRODUCTIVAS, A TRAVÉS DEL OTORGAMIENTO DE TRANSFERENCIAS DE RECURSOS FINANCIEROS, CON CRITERIOS DE EQUIDAD Y JUSTICIA SOCIAL, DONDE SE RECONOZCAN LOS SABERES, EL CONOCIMIENTO Y LAS POTENCIALIDADES LOCALES COMO ELEMENTO CONSTITUTIVOS DE GARANTÍA PARA LA EJECUCIÓN, MEDIANTE LA PARTICIPACIÓN POPULAR EN EL PROCESO ECONÓMICO-PRODUCTIVO DEL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570064001 TRANSFERENCIA DE RECURSOS FINANCIEROS CON LA FINALIDAD DE CONFORMAR EL SISTEMA ECONÓMICO COMUNAL PARA FORTALECER LAS ORGANIZACIONES SOCIOPRODUCTIVAS

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 80

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.061.756**	**0**	**0**	**0**	0	0	**4.061.756**
407	01	00	00	Transferencias y donaciones corrientes internas	2.030.878	0	0	0	0	0	2.030.878
407	01	02	00	Donaciones corrientes internas al sector privado	2.030.878	0	0	0	0	0	2.030.878
407	01	02	01	Donaciones corrientes a personas	2.030.878	0	0	0	0	0	2.030.878
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	2.030.878	0	0	0	0	0	2.030.878
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	2.030.878	0	0	0	0	0	2.030.878
407	12	01	01	Transferencias Corrientes a Consejos Comunales	2.030.878	0	0	0	0	0	2.030.878
				Totales	**4.061.756**	**0**	**0**	**0**	0	0	**4.061.756**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118786 570064000 TRANSFERENCIA DE LOS RECURSOS A PROYECTOS SOCIOPRODUCTIVOS EN EL MARCO DE LA GRAN MISIÓN SABER Y TRABAJO.

OBJETIVO DEL PROYECTO: FORTALECER LAS INICIATIVAS DE LOS PROYECTOS Y MISIONES DEL PODER POPULAR PRESENTADOS POR LAS ORGANIZACIONES SOCIOPRODUCTIVAS, A TRAVÉS DEL OTORGAMIENTO DE TRANSFERENCIAS DE RECURSOS FINANCIEROS, CON CRITERIOS DE EQUIDAD Y JUSTICIA SOCIAL, DONDE SE RECONOZCAN LOS SABERES, EL CONOCIMIENTO Y LAS POTENCIALIDADES LOCALES COMO ELEMENTO CONSTITUTIVOS DE GARANTÍA PARA LA EJECUCIÓN, MEDIANTE LA PARTICIPACIÓN POPULAR EN EL PROCESO ECONÓMICO-PRODUCTIVO DEL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570064002 SEGUIMIENTO Y CONTROL DE LOS RECURSOS TRANSFERIDOS A LAS ORGANIZACIONES SOCIOPRODUCTIVAS

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 80

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**693.761**	**0**	**0**	**0**	**0**	0	**693.761**
401	01	00	00	Sueldos, salarios y otras retribuciones	220.800	0	0	0	0	0	220.800
401	01	18	00	Remuneraciones al personal contratado	220.800	0	0	0	0	0	220.800
401	04	00	00	Complementos de sueldos y salarios	71.585	0	0	0	0	0	71.585
401	04	26	00	Bono compensatorio de alimentación al personal contratado	71.585	0	0	0	0	0	71.585
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	63.696	0	0	0	0	0	63.696
401	05	07	00	Aguinaldos al personal contratado	45.497	0	0	0	0	0	45.497
401	05	08	00	Bono vacacional al personal contratado	18.199	0	0	0	0	0	18.199
401	06	00	00	Aportes patronales y legales	22.560	0	0	0	0	0	22.560
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	16.070	0	0	0	0	0	16.070
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.214	0	0	0	0	0	3.214
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.276	0	0	0	0	0	3.276
401	07	00	00	Asistencia socio-económica	287.822	0	0	0	0	0	287.822
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	22.080	0	0	0	0	0	22.080
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	148.004	0	0	0	0	0	148.004
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	44.267	0	0	0	0	0	44.267
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	43.960	0	0	0	0	0	43.960
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	14.141	0	0	0	0	0	14.141
401	07	33	00	Asistencia socio-económica al personal contratado	15.370	0	0	0	0	0	15.370
401	08	00	00	Prestaciones sociales e indemnizaciones	27.298	0	0	0	0	0	27.298
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	27.298	0	0	0	0	0	27.298
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**258.583**	**0**	**0**	**0**	**0**	0	**258.583**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118786 570064000 TRANSFERENCIA DE LOS RECURSOS A PROYECTOS SOCIOPRODUCTIVOS EN EL MARCO DE LA GRAN MISIÓN SABER Y TRABAJO.

OBJETIVO DEL PROYECTO: FORTALECER LAS INICIATIVAS DE LOS PROYECTOS Y MISIONES DEL PODER POPULAR PRESENTADOS POR LAS ORGANIZACIONES SOCIOPRODUCTIVAS, A TRAVÉS DEL OTORGAMIENTO DE TRANSFERENCIAS DE RECURSOS FINANCIEROS, CON CRITERIOS DE EQUIDAD Y JUSTICIA SOCIAL, DONDE SE RECONOZCAN LOS SABERES, EL CONOCIMIENTO Y LAS POTENCIALIDADES LOCALES COMO ELEMENTO CONSTITUTIVOS DE GARANTÍA PARA LA EJECUCIÓN, MEDIANTE LA PARTICIPACIÓN POPULAR EN EL PROCESO ECONÓMICO-PRODUCTIVO DEL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570064002 SEGUIMIENTO Y CONTROL DE LOS RECURSOS TRANSFERIDOS A LAS ORGANIZACIONES SOCIOPRODUCTIVAS

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 80

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	93.779	0	0	0	0	0	93.779
402	01	01	00	Alimentos y bebidas para personas	93.779	0	0	0	0	0	93.779
402	03	00	00	Textiles y vestuarios	2.240	0	0	0	0	0	2.240
402	03	02	00	Prendas de vestir	2.240	0	0	0	0	0	2.240
402	04	00	00	Productos de cuero y caucho	896	0	0	0	0	0	896
402	04	03	00	Cauchos y tripas para vehículos	896	0	0	0	0	0	896
402	05	00	00	Productos de papel, cartón e impresos	95.636	0	0	0	0	0	95.636
402	05	03	00	Productos de papel y cartón para oficina	64.361	0	0	0	0	0	64.361
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	31.275	0	0	0	0	0	31.275
402	06	00	00	Productos químicos y derivados	1.412	0	0	0	0	0	1.412
402	06	04	00	Productos farmacéuticos y medicamentos	334	0	0	0	0	0	334
402	06	06	00	Combustibles y lubricantes	1.078	0	0	0	0	0	1.078
402	08	00	00	Productos metálicos	1.051	0	0	0	0	0	1.051
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.051	0	0	0	0	0	1.051
402	10	00	00	Productos varios y útiles diversos	63.569	0	0	0	0	0	63.569
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.287	0	0	0	0	0	4.287
402	10	06	00	Condecoraciones, ofrendas y similares	5.749	0	0	0	0	0	5.749
402	10	07	00	Productos de seguridad en el trabajo	2.143	0	0	0	0	0	2.143
402	10	08	00	Materiales para equipos de computación	49.598	0	0	0	0	0	49.598
402	10	99	00	Otros productos y útiles diversos	1.792	0	0	0	0	0	1.792
403	**00**	**00**	**00**	**Servicios no personales**	**3.778.295**	**0**	**0**	**0**	**0**	**0**	**3.778.295**
403	02	00	00	Alquileres de maquinaria y equipos	17.472	0	0	0	0	0	17.472
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	17.472	0	0	0	0	0	17.472

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118786 570064000 TRANSFERENCIA DE LOS RECURSOS A PROYECTOS SOCIOPRODUCTIVOS EN EL MARCO DE LA GRAN MISIÓN SABER Y TRABAJO.

OBJETIVO DEL PROYECTO: FORTALECER LAS INICIATIVAS DE LOS PROYECTOS Y MISIONES DEL PODER POPULAR PRESENTADOS POR LAS ORGANIZACIONES SOCIOPRODUCTIVAS, A TRAVÉS DEL OTORGAMIENTO DE TRANSFERENCIAS DE RECURSOS FINANCIEROS, CON CRITERIOS DE EQUIDAD Y JUSTICIA SOCIAL, DONDE SE RECONOZCAN LOS SABERES, EL CONOCIMIENTO Y LAS POTENCIALIDADES LOCALES COMO ELEMENTO CONSTITUTIVOS DE GARANTÍA PARA LA EJECUCIÓN, MEDIANTE LA PARTICIPACIÓN POPULAR EN EL PROCESO ECONÓMICO-PRODUCTIVO DEL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570064002 SEGUIMIENTO Y CONTROL DE LOS RECURSOS TRANSFERIDOS A LAS ORGANIZACIONES SOCIOPRODUCTIVAS

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 80

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	228.563	0	0	0	0	0	228.563
403	07	01	00	Publicidad y propaganda	239	0	0	0	0	0	239
403	07	02	00	Imprenta y reproducción	34.943	0	0	0	0	0	34.943
403	07	03	00	Relaciones sociales	193.381	0	0	0	0	0	193.381
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	268.935	0	0	0	0	0	268.935
403	08	01	00	Primas y gastos de seguros	267.752	0	0	0	0	0	267.752
403	08	02	00	Comisiones y gastos bancarios	986	0	0	0	0	0	986
403	08	03	00	Comisiones y gastos de adquisición de seguros	197	0	0	0	0	0	197
403	09	00	00	Viáticos y pasajes	2.463.933	0	0	0	0	0	2.463.933
403	09	01	00	Viáticos y pasajes dentro del país	2.463.933	0	0	0	0	0	2.463.933
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.960	0	0	0	0	0	8.960
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.960	0	0	0	0	0	8.960
403	18	00	00	Impuestos indirectos	789.142	0	0	0	0	0	789.142
403	18	01	00	Impuesto al valor agregado	789.142	0	0	0	0	0	789.142
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.075	0	0	0	0	0	1.075
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.075	0	0	0	0	0	1.075
403	99	00	00	Otros servicios no personales	215	0	0	0	0	0	215
403	99	01	00	Otros servicios no personales	215	0	0	0	0	0	215
404	**00**	**00**	**00**	**Activos reales**	**7.605**	**0**	**0**	**0**	**0**	0	**7.605**
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.718	0	0	0	0	0	2.718
404	05	01	00	Equipos de telecomunicaciones	2.718	0	0	0	0	0	2.718
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.887	0	0	0	0	0	4.887

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118786 570064000 TRANSFERENCIA DE LOS RECURSOS A PROYECTOS SOCIOPRODUCTIVOS EN EL MARCO DE LA GRAN MISIÓN SABER Y TRABAJO.

OBJETIVO DEL PROYECTO: FORTALECER LAS INICIATIVAS DE LOS PROYECTOS Y MISIONES DEL PODER POPULAR PRESENTADOS POR LAS ORGANIZACIONES SOCIOPRODUCTIVAS, A TRAVÉS DEL OTORGAMIENTO DE TRANSFERENCIAS DE RECURSOS FINANCIEROS, CON CRITERIOS DE EQUIDAD Y JUSTICIA SOCIAL, DONDE SE RECONOZCAN LOS SABERES, EL CONOCIMIENTO Y LAS POTENCIALIDADES LOCALES COMO ELEMENTO CONSTITUTIVOS DE GARANTÍA PARA LA EJECUCIÓN, MEDIANTE LA PARTICIPACIÓN POPULAR EN EL PROCESO ECONÓMICO-PRODUCTIVO DEL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570064002 SEGUIMIENTO Y CONTROL DE LOS RECURSOS TRANSFERIDOS A LAS ORGANIZACIONES SOCIOPRODUCTIVAS

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 80

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	4.887	0	0	0	0	0	4.887
				Totales	**4.738.244**	**0**	**0**	**0**	**0**	**0**	**4.738.244**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118769 570065000 FORTALECIMIENTO A LAS ORGANIZACIONES SOCIOPRODUCTIVAS COMUNALES, EN EL ÁMBITO ECONÓMICO, PRODUCTIVO Y SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR LA CONFORMACIÓN, CONSTITUCIÓN Y DESARROLLO DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.
PROMOVER LOS BIENES, SERVICIOS Y SABERES DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS CONFORMADAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.GENERAR LOS MECANISMOS E INSTRUMENTOS DE CONTROL Y SEGUIMIENTOS DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS FORTALECIDAS Y SU IMPACTO EN LA ECONOMÍA NACIONAL.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 280

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.478.358**	**0**	**0**	**0**	**0**	**0**	**5.478.358**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.800.000	0	0	0	0	0	1.800.000
401	01	18	00	Remuneraciones al personal contratado	1.800.000	0	0	0	0	0	1.800.000
401	04	00	00	Complementos de sueldos y salarios	614.250	0	0	0	0	0	614.250
401	04	26	00	Bono compensatorio de alimentación al personal contratado	614.250	0	0	0	0	0	614.250
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	706.852	0	0	0	0	0	706.852
401	05	07	00	Aguinaldos al personal contratado	506.852	0	0	0	0	0	506.852
401	05	08	00	Bono vacacional al personal contratado	200.000	0	0	0	0	0	200.000
401	06	00	00	Aportes patronales y legales	252.000	0	0	0	0	0	252.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	180.000	0	0	0	0	0	180.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	36.000	0	0	0	0	0	36.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	36.000	0	0	0	0	0	36.000
401	07	00	00	Asistencia socio-económica	1.805.256	0	0	0	0	0	1.805.256
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	750.000	0	0	0	0	0	750.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	112.500	0	0	0	0	0	112.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	614.256	0	0	0	0	0	614.256
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	112.500	0	0	0	0	0	112.500
401	07	33	00	Asistencia socio-económica al personal contratado	216.000	0	0	0	0	0	216.000
401	08	00	00	Prestaciones sociales e indemnizaciones	300.000	0	0	0	0	0	300.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	300.000	0	0	0	0	0	300.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.984.663**	**0**	**0**	**0**	**0**	**0**	**2.984.663**
402	01	00	00	Productos alimenticios y agropecuarios	1.224.131	0	0	0	0	0	1.224.131
402	01	01	00	Alimentos y bebidas para personas	1.224.131	0	0	0	0	0	1.224.131
402	03	00	00	Textiles y vestuarios	795.686	0	0	0	0	0	795.686
402	03	02	00	Prendas de vestir	795.686	0	0	0	0	0	795.686
402	05	00	00	Productos de papel, cartón e impresos	402.690	0	0	0	0	0	402.690

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118769 570065000 FORTALECIMIENTO A LAS ORGANIZACIONES SOCIOPRODUCTIVAS COMUNALES, EN EL ÁMBITO ECONÓMICO, PRODUCTIVO Y SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR LA CONFORMACIÓN, CONSTITUCIÓN Y DESARROLLO DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.
PROMOVER LOS BIENES, SERVICIOS Y SABERES DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS CONFORMADAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.GENERAR LOS MECANISMOS E INSTRUMENTOS DE CONTROL Y SEGUIMIENTOS DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS FORTALECIDAS Y SU IMPACTO EN LA ECONOMÍA NACIONAL.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA

META: 280

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	6.762	0	0	0	0	0	6.762
402	05	02	00	Envases y cajas de papel y cartón	7.869	0	0	0	0	0	7.869
402	05	03	00	Productos de papel y cartón para oficina	313.299	0	0	0	0	0	313.299
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	28.417	0	0	0	0	0	28.417
402	05	99	00	Otros productos de pulpa, papel y cartón	46.343	0	0	0	0	0	46.343
402	06	00	00	Productos químicos y derivados	92.517	0	0	0	0	0	92.517
402	06	03	00	Tintas, pinturas y colorantes	1.552	0	0	0	0	0	1.552
402	06	04	00	Productos farmacéuticos y medicamentos	15.302	0	0	0	0	0	15.302
402	06	05	00	Productos de tocador	816	0	0	0	0	0	816
402	06	06	00	Combustibles y lubricantes	4.372	0	0	0	0	0	4.372
402	06	08	00	Productos plásticos	70.475	0	0	0	0	0	70.475
402	07	00	00	Productos minerales no metálicos	874	0	0	0	0	0	874
402	07	02	00	Vidrios y productos de vidrio	874	0	0	0	0	0	874
402	08	00	00	Productos metálicos	31.128	0	0	0	0	0	31.128
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	525	0	0	0	0	0	525
402	08	09	00	Repuestos y accesorios para equipos de transporte	30.603	0	0	0	0	0	30.603
402	10	00	00	Productos varios y útiles diversos	437.637	0	0	0	0	0	437.637
402	10	01	00	Artículos de deporte, recreación y juguetes	13.116	0	0	0	0	0	13.116
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	72.793	0	0	0	0	0	72.793
402	10	06	00	Condecoraciones, ofrendas y similares	30.603	0	0	0	0	0	30.603
402	10	07	00	Productos de seguridad en el trabajo	152.754	0	0	0	0	0	152.754
402	10	08	00	Materiales para equipos de computación	96.846	0	0	0	0	0	96.846
402	10	13	00	Materiales fotográficos	5.947	0	0	0	0	0	5.947
402	10	99	00	Otros productos y útiles diversos	65.578	0	0	0	0	0	65.578
403	**00**	**00**	**00**	**Servicios no personales**	**5.631.758**	**0**	**0**	**0**	**0**	**0**	**5.631.758**
403	01	00	00	Alquileres de inmuebles	44.071	0	0	0	0	0	44.071
403	01	01	00	Alquileres de edificios y locales	44.071	0	0	0	0	0	44.071

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118769 570065000 FORTALECIMIENTO A LAS ORGANIZACIONES SOCIOPRODUCTIVAS COMUNALES, EN EL ÁMBITO ECONÓMICO, PRODUCTIVO Y SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR LA CONFORMACIÓN, CONSTITUCIÓN Y DESARROLLO DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.
PROMOVER LOS BIENES, SERVICIOS Y SABERES DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS CONFORMADAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.GENERAR LOS MECANISMOS E INSTRUMENTOS DE CONTROL Y SEGUIMIENTOS DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS FORTALECIDAS Y SU IMPACTO EN LA ECONOMÍA NACIONAL.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 280

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	00	00	Alquileres de maquinaria y equipos	449.514	0	0	0	0	0	449.514
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	264.420	0	0	0	0	0	264.420
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	141.024	0	0	0	0	0	141.024
403	02	99	00	Alquileres de otras maquinaria y equipos	44.070	0	0	0	0	0	44.070
403	06	00	00	Servicios de transporte y almacenaje	6.552	0	0	0	0	0	6.552
403	06	01	00	Fletes y embalajes	4.371	0	0	0	0	0	4.371
403	06	02	00	Almacenaje	2.181	0	0	0	0	0	2.181
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.970.406	0	0	0	0	0	1.970.406
403	07	01	00	Publicidad y propaganda	714.896	0	0	0	0	0	714.896
403	07	02	00	Imprenta y reproducción	217.964	0	0	0	0	0	217.964
403	07	03	00	Relaciones sociales	1.019.200	0	0	0	0	0	1.019.200
403	07	04	00	Avisos	18.346	0	0	0	0	0	18.346
403	09	00	00	Viáticos y pasajes	2.018.016	0	0	0	0	0	2.018.016
403	09	01	00	Viáticos y pasajes dentro del país	1.991.808	0	0	0	0	0	1.991.808
403	09	02	00	Viáticos y pasajes fuera del país	26.208	0	0	0	0	0	26.208
403	10	00	00	Servicios profesionales y técnicos	49.504	0	0	0	0	0	49.504
403	10	07	00	Servicios de capacitación y adiestramiento	34.944	0	0	0	0	0	34.944
403	10	99	00	Otros servicios profesionales y técnicos	14.560	0	0	0	0	0	14.560
403	16	00	00	Servicios de diversión, esparcimiento y culturales	51.415	0	0	0	0	0	51.415
403	16	01	00	Servicios de diversión, esparcimiento y culturales	51.415	0	0	0	0	0	51.415
403	18	00	00	Impuestos indirectos	1.042.280	0	0	0	0	0	1.042.280
403	18	01	00	Impuesto al valor agregado	994.195	0	0	0	0	0	994.195
403	18	99	00	Otros impuestos indirectos	48.085	0	0	0	0	0	48.085
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.405.221**	**0**	**0**	**0**	**0**	**0**	**2.405.221**
407	01	00	00	Transferencias y donaciones corrientes internas	2.405.221	0	0	0	0	0	2.405.221
407	01	02	00	Donaciones corrientes internas al sector privado	2.405.221	0	0	0	0	0	2.405.221
407	01	02	01	Donaciones corrientes a personas	2.405.221	0	0	0	0	0	2.405.221

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118769 570065000 FORTALECIMIENTO A LAS ORGANIZACIONES SOCIOPRODUCTIVAS COMUNALES, EN EL ÁMBITO ECONÓMICO, PRODUCTIVO Y SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR LA CONFORMACIÓN, CONSTITUCIÓN Y DESARROLLO DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.
PROMOVER LOS BIENES, SERVICIOS Y SABERES DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS CONFORMADAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.GENERAR LOS MECANISMOS E INSTRUMENTOS DE CONTROL Y SEGUIMIENTOS DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS FORTALECIDAS Y SU IMPACTO EN LA ECONOMÍA NACIONAL.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 280

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**16.500.000**	0	0	0	0	0	16.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118769 570065000 FORTALECIMIENTO A LAS ORGANIZACIONES SOCIOPRODUCTIVAS COMUNALES, EN EL ÁMBITO ECONÓMICO, PRODUCTIVO Y SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR LA CONFORMACIÓN, CONSTITUCIÓN Y DESARROLLO DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.
PROMOVER LOS BIENES, SERVICIOS Y SABERES DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS CONFORMADAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.GENERAR LOS MECANISMOS E INSTRUMENTOS DE CONTROL Y SEGUIMIENTOS DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS FORTALECIDAS Y SU IMPACTO EN LA ECONOMÍA NACIONAL.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 280

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118769 570065000 FORTALECIMIENTO A LAS ORGANIZACIONES SOCIOPRODUCTIVAS COMUNALES, EN EL ÁMBITO ECONÓMICO, PRODUCTIVO Y SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR LA CONFORMACIÓN, CONSTITUCIÓN Y DESARROLLO DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.
PROMOVER LOS BIENES, SERVICIOS Y SABERES DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS CONFORMADAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.GENERAR LOS MECANISMOS E INSTRUMENTOS DE CONTROL Y SEGUIMIENTOS DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS FORTALECIDAS Y SU IMPACTO EN LA ECONOMÍA NACIONAL.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 280

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570065001 ACOMPAÑAR INTEGRALMENTE A LAS ORGANIZACIONES SOCIOPRODUCTIVAS

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 280

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE ECONOMÍA COMUNAL/DIRECCION GENERAL DE ACOMPAÑAMIENTO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.478.358**	0	0	0	0	0	**5.478.358**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.800.000	0	0	0	0	0	1.800.000
401	01	18	00	Remuneraciones al personal contratado	1.800.000	0	0	0	0	0	1.800.000
401	04	00	00	Complementos de sueldos y salarios	614.250	0	0	0	0	0	614.250
401	04	26	00	Bono compensatorio de alimentación al personal contratado	614.250	0	0	0	0	0	614.250
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	706.852	0	0	0	0	0	706.852
401	05	07	00	Aguinaldos al personal contratado	506.852	0	0	0	0	0	506.852
401	05	08	00	Bono vacacional al personal contratado	200.000	0	0	0	0	0	200.000
401	06	00	00	Aportes patronales y legales	252.000	0	0	0	0	0	252.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	180.000	0	0	0	0	0	180.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	36.000	0	0	0	0	0	36.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	36.000	0	0	0	0	0	36.000
401	07	00	00	Asistencia socio-económica	1.805.256	0	0	0	0	0	1.805.256
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	750.000	0	0	0	0	0	750.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	112.500	0	0	0	0	0	112.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	614.256	0	0	0	0	0	614.256
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	112.500	0	0	0	0	0	112.500
401	07	33	00	Asistencia socio-económica al personal contratado	216.000	0	0	0	0	0	216.000
401	08	00	00	Prestaciones sociales e indemnizaciones	300.000	0	0	0	0	0	300.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118769 570065000 FORTALECIMIENTO A LAS ORGANIZACIONES SOCIOPRODUCTIVAS COMUNALES, EN EL ÁMBITO ECONÓMICO, PRODUCTIVO Y SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR LA CONFORMACIÓN, CONSTITUCIÓN Y DESARROLLO DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.
PROMOVER LOS BIENES, SERVICIOS Y SABERES DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS CONFORMADAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.GENERAR LOS MECANISMOS E INSTRUMENTOS DE CONTROL Y SEGUIMIENTOS DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS FORTALECIDAS Y SU IMPACTO EN LA ECONOMÍA NACIONAL.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 280

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570065001 ACOMPAÑAR INTEGRALMENTE A LAS ORGANIZACIONES SOCIOPRODUCTIVAS

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 280

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE ECONOMÍA COMUNAL/DIRECCION GENERAL DE ACOMPAÑAMIENTO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.609.592**	**0**	**0**	**0**	**0**	**0**	**1.609.592**
402	01	00	00	Productos alimenticios y agropecuarios	489.651	0	0	0	0	0	489.651
402	01	01	00	Alimentos y bebidas para personas	489.651	0	0	0	0	0	489.651
402	03	00	00	Textiles y vestuarios	318.276	0	0	0	0	0	318.276
402	03	02	00	Prendas de vestir	318.276	0	0	0	0	0	318.276
402	05	00	00	Productos de papel, cartón e impresos	402.690	0	0	0	0	0	402.690
402	05	01	00	Pulpa de madera, papel y cartón	6.762	0	0	0	0	0	6.762
402	05	02	00	Envases y cajas de papel y cartón	7.869	0	0	0	0	0	7.869
402	05	03	00	Productos de papel y cartón para oficina	313.299	0	0	0	0	0	313.299
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	28.417	0	0	0	0	0	28.417
402	05	99	00	Otros productos de pulpa, papel y cartón	46.343	0	0	0	0	0	46.343
402	06	00	00	Productos químicos y derivados	92.517	0	0	0	0	0	92.517
402	06	03	00	Tintas, pinturas y colorantes	1.552	0	0	0	0	0	1.552
402	06	04	00	Productos farmacéuticos y medicamentos	15.302	0	0	0	0	0	15.302
402	06	05	00	Productos de tocador	816	0	0	0	0	0	816
402	06	06	00	Combustibles y lubricantes	4.372	0	0	0	0	0	4.372
402	06	08	00	Productos plásticos	70.475	0	0	0	0	0	70.475
402	07	00	00	Productos minerales no metálicos	874	0	0	0	0	0	874
402	07	02	00	Vidrios y productos de vidrio	874	0	0	0	0	0	874
402	08	00	00	Productos metálicos	31.128	0	0	0	0	0	31.128
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	525	0	0	0	0	0	525

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118769 570065000 FORTALECIMIENTO A LAS ORGANIZACIONES SOCIOPRODUCTIVAS COMUNALES, EN EL ÁMBITO ECONÓMICO, PRODUCTIVO Y SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR LA CONFORMACIÓN, CONSTITUCIÓN Y DESARROLLO DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.
PROMOVER LOS BIENES, SERVICIOS Y SABERES DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS CONFORMADAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.GENERAR LOS MECANISMOS E INSTRUMENTOS DE CONTROL Y SEGUIMIENTOS DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS FORTALECIDAS Y SU IMPACTO EN LA ECONOMÍA NACIONAL.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 280

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 570065001 ACOMPAÑAR INTEGRALMENTE A LAS ORGANIZACIONES SOCIOPRODUCTIVAS

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 280

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE ECONOMÍA COMUNAL/DIRECCION GENERAL DE ACOMPAÑAMIENTO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	30.603	0	0	0	0	0	30.603
402	10	00	00	Productos varios y útiles diversos	274.456	0	0	0	0	0	274.456
402	10	01	00	Articulos de deporte, recreación y juguetes	13.116	0	0	0	0	0	13.116
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	72.793	0	0	0	0	0	72.793
402	10	06	00	Condecoraciones, ofrendas y similares	30.603	0	0	0	0	0	30.603
402	10	07	00	Productos de seguridad en el trabajo	32.492	0	0	0	0	0	32.492
402	10	08	00	Materiales para equipos de computación	96.846	0	0	0	0	0	96.846
402	10	13	00	Materiales fotográficos	2.376	0	0	0	0	0	2.376
402	10	99	00	Otros productos y útiles diversos	26.230	0	0	0	0	0	26.230
403	**00**	**00**	**00**	**Servicios no personales**	**3.234.878**	**0**	**0**	**0**	**0**	**0**	**3.234.878**
403	01	00	00	Alquileres de inmuebles	44.071	0	0	0	0	0	44.071
403	01	01	00	Alquileres de edificios y locales	44.071	0	0	0	0	0	44.071
403	02	00	00	Alquileres de maquinaria y equipos	179.802	0	0	0	0	0	179.802
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	105.768	0	0	0	0	0	105.768
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	56.410	0	0	0	0	0	56.410
403	02	99	00	Alquileres de otras maquinaria y equipos	17.624	0	0	0	0	0	17.624
403	06	00	00	Servicios de transporte y almacenaje	2.621	0	0	0	0	0	2.621
403	06	01	00	Fletes y embalajes	1.750	0	0	0	0	0	1.750
403	06	02	00	Almacenaje	871	0	0	0	0	0	871
403	07	00	00	Servicios de información, impresión y relaciones públicas	695.905	0	0	0	0	0	695.905
403	07	01	00	Publicidad y propaganda	200.168	0	0	0	0	0	200.168

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118769 570065000 FORTALECIMIENTO A LAS ORGANIZACIONES SOCIOPRODUCTIVAS COMUNALES, EN EL ÁMBITO ECONÓMICO, PRODUCTIVO Y SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR LA CONFORMACIÓN, CONSTITUCIÓN Y DESARROLLO DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.
PROMOVER LOS BIENES, SERVICIOS Y SABERES DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS CONFORMADAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.GENERAR LOS MECANISMOS E INSTRUMENTOS DE CONTROL Y SEGUIMIENTOS DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS FORTALECIDAS Y SU IMPACTO EN LA ECONOMÍA NACIONAL.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 280

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570065001 ACOMPAÑAR INTEGRALMENTE A LAS ORGANIZACIONES SOCIOPRODUCTIVAS

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 280

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE ECONOMÍA COMUNAL/DIRECCION GENERAL DE ACOMPAÑAMIENTO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	87.183	0	0	0	0	0	87.183
403	07	03	00	Relaciones sociales	390.208	0	0	0	0	0	390.208
403	07	04	00	Avisos	18.346	0	0	0	0	0	18.346
403	09	00	00	Viáticos y pasajes	1.598.688	0	0	0	0	0	1.598.688
403	09	01	00	Viáticos y pasajes dentro del país	1.572.480	0	0	0	0	0	1.572.480
403	09	02	00	Viáticos y pasajes fuera del país	26.208	0	0	0	0	0	26.208
403	10	00	00	Servicios profesionales y técnicos	49.504	0	0	0	0	0	49.504
403	10	07	00	Servicios de capacitación y adiestramiento	34.944	0	0	0	0	0	34.944
403	10	99	00	Otros servicios profesionales y técnicos	14.560	0	0	0	0	0	14.560
403	16	00	00	Servicios de diversión, esparcimiento y culturales	19.685	0	0	0	0	0	19.685
403	16	01	00	Servicios de diversión, esparcimiento y culturales	19.685	0	0	0	0	0	19.685
403	18	00	00	Impuestos indirectos	644.602	0	0	0	0	0	644.602
403	18	01	00	Impuesto al valor agregado	596.517	0	0	0	0	0	596.517
403	18	99	00	Otros impuestos indirectos	48.085	0	0	0	0	0	48.085
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.405.221**	**0**	**0**	**0**	**0**	0	**2.405.221**
407	01	00	00	Transferencias y donaciones corrientes internas	2.405.221	0	0	0	0	0	2.405.221
407	01	02	00	Donaciones corrientes internas al sector privado	2.405.221	0	0	0	0	0	2.405.221
407	01	02	01	Donaciones corrientes a personas	2.405.221	0	0	0	0	0	2.405.221
				Totales	**12.728.049**	**0**	**0**	**0**	**0**	0	**12.728.049**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118769 570065000 FORTALECIMIENTO A LAS ORGANIZACIONES SOCIOPRODUCTIVAS COMUNALES, EN EL ÁMBITO ECONÓMICO, PRODUCTIVO Y SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR LA CONFORMACIÓN, CONSTITUCIÓN Y DESARROLLO DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.
PROMOVER LOS BIENES, SERVICIOS Y SABERES DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS CONFORMADAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.GENERAR LOS MECANISMOS E INSTRUMENTOS DE CONTROL Y SEGUIMIENTOS DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS FORTALECIDAS Y SU IMPACTO EN LA ECONOMÍA NACIONAL.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 280

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570065002 PROMOVER EL INTERCAMBIO DE BIENES,SERVICIOS,CONOCIMIENTO Y SABERES DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS

UNIDAD DE MEDIDA: EVENTO **META:** 30

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE ECONOMIA COMUNAL/DIRECCION GENERAL DE ACOMPAÑAMIENTO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.375.071**	**0**	**0**	**0**	**0**	0	**1.375.071**
402	01	00	00	Productos alimenticios y agropecuarios	734.480	0	0	0	0	0	734.480
402	01	01	00	Alimentos y bebidas para personas	734.480	0	0	0	0	0	734.480
402	03	00	00	Textiles y vestuarios	477.410	0	0	0	0	0	477.410
402	03	02	00	Prendas de vestir	477.410	0	0	0	0	0	477.410
402	10	00	00	Productos varios y útiles diversos	163.181	0	0	0	0	0	163.181
402	10	07	00	Productos de seguridad en el trabajo	120.262	0	0	0	0	0	120.262
402	10	13	00	Materiales fotográficos	3.571	0	0	0	0	0	3.571
402	10	99	00	Otros productos y útiles diversos	39.348	0	0	0	0	0	39.348
403	**00**	**00**	**00**	**Servicios no personales**	**1.977.552**	**0**	**0**	**0**	**0**	0	**1.977.552**
403	02	00	00	Alquileres de maquinaria y equipos	269.712	0	0	0	0	0	269.712
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	158.652	0	0	0	0	0	158.652
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	84.614	0	0	0	0	0	84.614
403	02	99	00	Alquileres de otras maquinaria y equipos	26.446	0	0	0	0	0	26.446
403	06	00	00	Servicios de transporte y almacenaje	3.931	0	0	0	0	0	3.931
403	06	01	00	Fletes y embalajes	2.621	0	0	0	0	0	2.621
403	06	02	00	Almacenaje	1.310	0	0	0	0	0	1.310
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.274.501	0	0	0	0	0	1.274.501
403	07	01	00	Publicidad y propaganda	514.728	0	0	0	0	0	514.728
403	07	02	00	Imprenta y reproducción	130.781	0	0	0	0	0	130.781
403	07	03	00	Relaciones sociales	628.992	0	0	0	0	0	628.992

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118769 570065000 FORTALECIMIENTO A LAS ORGANIZACIONES SOCIOPRODUCTIVAS COMUNALES, EN EL ÁMBITO ECONÓMICO, PRODUCTIVO Y SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR LA CONFORMACIÓN, CONSTITUCIÓN Y DESARROLLO DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.
PROMOVER LOS BIENES, SERVICIOS Y SABERES DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS CONFORMADAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.GENERAR LOS MECANISMOS E INSTRUMENTOS DE CONTROL Y SEGUIMIENTOS DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS FORTALECIDAS Y SU IMPACTO EN LA ECONOMÍA NACIONAL.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 280

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570065002 PROMOVER EL INTERCAMBIO DE BIENES,SERVICIOS,CONOCIMIENTO Y SABERES DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS

UNIDAD DE MEDIDA: EVENTO **META:** 30

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE ECONOMIA COMUNAL/DIRECCION GENERAL DE ACOMPAÑAMIENTO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	31.730	0	0	0	0	0	31.730
403	16	01	00	Servicios de diversión, esparcimiento y culturales	31.730	0	0	0	0	0	31.730
403	18	00	00	Impuestos indirectos	397.678	0	0	0	0	0	397.678
403	18	01	00	Impuesto al valor agregado	397.678	0	0	0	0	0	397.678
				Totales	**3.352.623**	0	0	0	0	0	**3.352.623**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118769 570065000 FORTALECIMIENTO A LAS ORGANIZACIONES SOCIOPRODUCTIVAS COMUNALES, EN EL ÁMBITO ECONÓMICO, PRODUCTIVO Y SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR LA CONFORMACIÓN, CONSTITUCIÓN Y DESARROLLO DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.
PROMOVER LOS BIENES, SERVICIOS Y SABERES DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS CONFORMADAS BAJO EL RÉGIMEN DE PROPIEDAD SOCIAL COMUNAL EN EL MARCO DEL SISTEMA ECONÓMICO COMUNAL.GENERAR LOS MECANISMOS E INSTRUMENTOS DE CONTROL Y SEGUIMIENTOS DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS FORTALECIDAS Y SU IMPACTO EN LA ECONOMÍA NACIONAL.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 280

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570065003 REALIZAR SEGUIMIENTO Y CONTROL A LAS ORGANIZACIONES SOCIOPRODUCTIVAS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE ECONOMIA COMUNAL/DIRECCION GENERAL DE ACOMPAÑAMIENTO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**419.328**	**0**	**0**	**0**	**0**	**0**	**419.328**
403	09	00	00	Viáticos y pasajes	419.328	0	0	0	0	0	419.328
403	09	01	00	Viáticos y pasajes dentro del país	419.328	0	0	0	0	0	419.328
				Totales	**419.328**	**0**	**0**	**0**	**0**	**0**	**419.328**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 119013 570066000 FORTALECIMIENTO DE LA PLATAFORMA DE COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL.

OBJETIVO DEL PROYECTO: ACTUALIZAR LA PLATAFORMA DE TELECOMUNICACIONES DEL MINISTERIO.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA

META: 1

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.076.295**	**0**	**0**	**0**	**0**	**0**	**3.076.295**
403	18	00	00	Impuestos indirectos	450.295	0	0	0	0	0	450.295
403	18	01	00	Impuesto al valor agregado	450.295	0	0	0	0	0	450.295
403	99	00	00	Otros servicios no personales	2.626.000	0	0	0	0	0	2.626.000
403	99	01	00	Otros servicios no personales	2.626.000	0	0	0	0	0	2.626.000
404	**00**	**00**	**00**	**Activos reales**	**1.153.336**	**0**	**0**	**0**	**0**	**0**	**1.153.336**
404	99	00	00	Otros activos reales	1.153.336	0	0	0	0	0	1.153.336
404	99	01	00	Otros activos reales	1.153.336	0	0	0	0	0	1.153.336
				Totales	**4.229.631**	**0**	**0**	**0**	**0**	**0**	**4.229.631**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 119013 570066000 FORTALECIMIENTO DE LA PLATAFORMA DE COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL.

OBJETIVO DEL PROYECTO: ACTUALIZAR LA PLATAFORMA DE TELECOMUNICACIONES DEL MINISTERIO.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA

META: 1

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 119013 570066000 FORTALECIMIENTO DE LA PLATAFORMA DE COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL.

OBJETIVO DEL PROYECTO: ACTUALIZAR LA PLATAFORMA DE TELECOMUNICACIONES DEL MINISTERIO.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570066001 ACTUALIZAR LA PLATAFORMA DE TELECOMUNICACIONES DEL MINISTERIO.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍA DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.076.295**	**0**	**0**	**0**	**0**	**0**	**3.076.295**
403	18	00	00	Impuestos indirectos	450.295	0	0	0	0	0	450.295
403	18	01	00	Impuesto al valor agregado	450.295	0	0	0	0	0	450.295
403	99	00	00	Otros servicios no personales	2.626.000	0	0	0	0	0	2.626.000
403	99	01	00	Otros servicios no personales	2.626.000	0	0	0	0	0	2.626.000
404	**00**	**00**	**00**	**Activos reales**	**1.153.336**	**0**	**0**	**0**	**0**	**0**	**1.153.336**
404	99	00	00	Otros activos reales	1.153.336	0	0	0	0	0	1.153.336
404	99	01	00	Otros activos reales	1.153.336	0	0	0	0	0	1.153.336
				Totales	**4.229.631**	**0**	**0**	**0**	**0**	**0**	**4.229.631**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118953 570067000 IMPLANTACIÓN DE SALAS DE VIDEOCONFERENCIA PARA EL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL A NIVEL NACIONAL (FASE I).

OBJETIVO DEL PROYECTO: DIAGNOSTICAR LAS NECESIDADES PUNTUALES DEL MINISTERIO Y EVALUAR LAS DIFERENTES TECNOLOGÍAS DISPONIBLES EN EL MERCADO Y QUE SE ADAPTEN A LOS REQUERIMIENTOS Y RECURSOS DEL MINISTERIO.
SELECCIONAR E INSTALAR EL HARDWARE Y SOFTWARE DEL SISTEMA DE VIDEOCONFERENCIA EN EL MINISTERIO, QUE CUBRAN LOS REQUERIMIENTOS TECNOLÓGICOS.REALIZAR LAS PRUEBAS NECESARIAS PARA CORRECTO FUNCIONAMIENTO DEL SISTEMA DE VIDEOCONFERENCIA.

UNIDAD DE MEDIDA: SALA DE VIDEO CONFERENCIA **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**600**	**0**	**0**	**0**	**0**	**0**	**600**
402	05	00	00	Productos de papel, cartón e impresos	526	0	0	0	0	0	526
402	05	03	00	Productos de papel y cartón para oficina	526	0	0	0	0	0	526
402	10	00	00	Productos varios y útiles diversos	74	0	0	0	0	0	74
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	74	0	0	0	0	0	74
403	**00**	**00**	**00**	**Servicios no personales**	**12.262.769**	**0**	**0**	**0**	**0**	**0**	**12.262.769**
403	04	00	00	Servicios básicos	84.000	0	0	0	0	0	84.000
403	04	05	00	Servicio de comunicaciones	84.000	0	0	0	0	0	84.000
403	09	00	00	Viáticos y pasajes	63.000	0	0	0	0	0	63.000
403	09	01	00	Viáticos y pasajes dentro del pais	63.000	0	0	0	0	0	63.000
403	18	00	00	Impuestos indirectos	1.290.218	0	0	0	0	0	1.290.218
403	18	01	00	Impuesto al valor agregado	1.290.218	0	0	0	0	0	1.290.218
403	99	00	00	Otros servicios no personales	10.825.551	0	0	0	0	0	10.825.551
403	99	01	00	Otros servicios no personales	10.825.551	0	0	0	0	0	10.825.551
404	**00**	**00**	**00**	**Activos reales**	**7.000**	**0**	**0**	**0**	**0**	**0**	**7.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.000	0	0	0	0	0	7.000
404	09	02	00	Equipos de computación	7.000	0	0	0	0	0	7.000
				Totales	**12.270.369**	**0**	**0**	**0**	**0**	**0**	**12.270.369**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118953 570067000 IMPLANTACIÓN DE SALAS DE VIDEOCONFERENCIA PARA EL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL A NIVEL NACIONAL (FASE I).

OBJETIVO DEL PROYECTO: DIAGNOSTICAR LAS NECESIDADES PUNTUALES DEL MINISTERIO Y EVALUAR LAS DIFERENTES TECNOLOGÍAS DISPONIBLES EN EL MERCADO Y QUE SE ADAPTEN A LOS REQUERIMIENTOS Y RECURSOS DEL MINISTERIO.
SELECCIONAR E INSTALAR EL HARDWARE Y SOFTWARE DEL SISTEMA DE VIDEOCONFERENCIA EN EL MINISTERIO, QUE CUBRAN LOS REQUERIMIENTOS TECNOLÓGICOS.REALIZAR LAS PRUEBAS NECESARIAS PARA CORRECTO FUNCIONAMIENTO DEL SISTEMA DE VIDEOCONFERENCIA.

UNIDAD DE MEDIDA: SALA DE VIDEO CONFERENCIA **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118953 570067000 IMPLANTACIÓN DE SALAS DE VIDEOCONFERENCIA PARA EL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL A NIVEL NACIONAL (FASE I).

OBJETIVO DEL PROYECTO: DIAGNOSTICAR LAS NECESIDADES PUNTUALES DEL MINISTERIO Y EVALUAR LAS DIFERENTES TECNOLOGÍAS DISPONIBLES EN EL MERCADO Y QUE SE ADAPTEN A LOS REQUERIMIENTOS Y RECURSOS DEL MINISTERIO.
SELECCIONAR E INSTALAR EL HARDWARE Y SOFTWARE DEL SISTEMA DE VIDEOCONFERENCIA EN EL MINISTERIO, QUE CUBRAN LOS REQUERIMIENTOS TECNOLÓGICOS.REALIZAR LAS PRUEBAS NECESARIAS PARA CORRECTO FUNCIONAMIENTO DEL SISTEMA DE VIDEOCONFERENCIA.

UNIDAD DE MEDIDA: SALA DE VIDEO CONFERENCIA **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570067001 DISEÑAR LAS SALAS DE VIDEOCONFERENCIA

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍA DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**600**	**0**	**0**	**0**	**0**	0	**600**
402	05	00	00	Productos de papel, cartón e impresos	526	0	0	0	0	0	526
402	05	03	00	Productos de papel y cartón para oficina	526	0	0	0	0	0	526
402	10	00	00	Productos varios y útiles diversos	74	0	0	0	0	0	74
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	74	0	0	0	0	0	74
403	**00**	**00**	**00**	**Servicios no personales**	**912**	**0**	**0**	**0**	**0**	0	**912**
403	18	00	00	Impuestos indirectos	912	0	0	0	0	0	912
403	18	01	00	Impuesto al valor agregado	912	0	0	0	0	0	912
404	**00**	**00**	**00**	**Activos reales**	**7.000**	**0**	**0**	**0**	**0**	0	7.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.000	0	0	0	0	0	7.000
404	09	02	00	Equipos de computación	7.000	0	0	0	0	0	7.000
				Totales	**8.512**	**0**	**0**	**0**	**0**	0	8.512

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118953 570067000 IMPLANTACIÓN DE SALAS DE VIDEOCONFERENCIA PARA EL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL A NIVEL NACIONAL (FASE I).

OBJETIVO DEL PROYECTO: DIAGNOSTICAR LAS NECESIDADES PUNTUALES DEL MINISTERIO Y EVALUAR LAS DIFERENTES TECNOLOGÍAS DISPONIBLES EN EL MERCADO Y QUE SE ADAPTEN A LOS REQUERIMIENTOS Y RECURSOS DEL MINISTERIO.
SELECCIONAR E INSTALAR EL HARDWARE Y SOFTWARE DEL SISTEMA DE VIDEOCONFERENCIA EN EL MINISTERIO, QUE CUBRAN LOS REQUERIMIENTOS TECNOLÓGICOS.REALIZAR LAS PRUEBAS NECESARIAS PARA CORRECTO FUNCIONAMIENTO DEL SISTEMA DE VIDEOCONFERENCIA.

UNIDAD DE MEDIDA: SALA DE VIDEO CONFERENCIA **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570067002 INSTALAR Y CONFIGURAR LA TECNOLOGÍA SELECCIONADA PARA LAS SALAS DE VIDEOCONFERENCIA

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍA DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**8.187.297**	**0**	**0**	0	0	0	**8.187.297**
403	09	00	00	Viáticos y pasajes	9.000	0	0	0	0	0	9.000
403	09	01	00	Viáticos y pasajes dentro del país	9.000	0	0	0	0	0	9.000
403	18	00	00	Impuestos indirectos	852.746	0	0	0	0	0	852.746
403	18	01	00	Impuesto al valor agregado	852.746	0	0	0	0	0	852.746
403	99	00	00	Otros servicios no personales	7.325.551	0	0	0	0	0	7.325.551
403	99	01	00	Otros servicios no personales	7.325.551	0	0	0	0	0	7.325.551
				Totales	**8.187.297**	**0**	**0**	**0**	**0**	0	**8.187.297**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118953 570067000 IMPLANTACIÓN DE SALAS DE VIDEOCONFERENCIA PARA EL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL A NIVEL NACIONAL (FASE I).

OBJETIVO DEL PROYECTO: DIAGNOSTICAR LAS NECESIDADES PUNTUALES DEL MINISTERIO Y EVALUAR LAS DIFERENTES TECNOLOGÍAS DISPONIBLES EN EL MERCADO Y QUE SE ADAPTEN A LOS REQUERIMIENTOS Y RECURSOS DEL MINISTERIO.
SELECCIONAR E INSTALAR EL HARDWARE Y SOFTWARE DEL SISTEMA DE VIDEOCONFERENCIA EN EL MINISTERIO, QUE CUBRAN LOS REQUERIMIENTOS TECNOLÓGICOS.REALIZAR LAS PRUEBAS NECESARIAS PARA CORRECTO FUNCIONAMIENTO DEL SISTEMA DE VIDEOCONFERENCIA.

UNIDAD DE MEDIDA: SALA DE VIDEO CONFERENCIA **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570067003 IMPLEMENTAR LAS SALAS DE VIDEOCONFERENCIA

UNIDAD DE MEDIDA: SALA DE VIDEO CONFERENCIA **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMA Y TECNOLOGÍA DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.074.560**	**0**	**0**	**0**	**0**	**0**	**4.074.560**
403	04	00	00	Servicios básicos	84.000	0	0	0	0	0	84.000
403	04	05	00	Servicio de comunicaciones	84.000	0	0	0	0	0	84.000
403	09	00	00	Viáticos y pasajes	54.000	0	0	0	0	0	54.000
403	09	01	00	Viáticos y pasajes dentro del país	54.000	0	0	0	0	0	54.000
403	18	00	00	Impuestos indirectos	436.560	0	0	0	0	0	436.560
403	18	01	00	Impuesto al valor agregado	436.560	0	0	0	0	0	436.560
403	99	00	00	Otros servicios no personales	3.500.000	0	0	0	0	0	3.500.000
403	99	01	00	Otros servicios no personales	3.500.000	0	0	0	0	0	3.500.000
				Totales	**4.074.560**	**0**	**0**	**0**	**0**	**0**	**4.074.560**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118745 570068000 ACOMPAÑAMIENTO EN LA GESTIÓN COMUNAL DE LAS INSTANCIAS DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: ACOMPAÑAR Y FACILITAR LA GENERACIÓN DE CAPACIDADES DE GOBIERNO DE LAS INSTANCIAS DEL PODER POPULAR, A LOS EFECTOS DE LA EDIFICACIÓN DEL ESTADO COMUNAL.

UNIDAD DE MEDIDA: INSTANCIAS **META:** 29.686

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**14.789.819**	**0**	**0**	**0**	**0**	**0**	**14.789.819**
401	01	00	00	Sueldos, salarios y otras retribuciones	11.750.000	0	0	0	0	0	11.750.000
401	01	18	00	Remuneraciones al personal contratado	1.350.000	0	0	0	0	0	1.350.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	10.400.000	0	0	0	0	0	10.400.000
401	04	00	00	Complementos de sueldos y salarios	570.375	0	0	0	0	0	570.375
401	04	26	00	Bono compensatorio de alimentación al personal contratado	570.375	0	0	0	0	0	570.375
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	525.000	0	0	0	0	0	525.000
401	05	07	00	Aguinaldos al personal contratado	375.000	0	0	0	0	0	375.000
401	05	08	00	Bono vacacional al personal contratado	150.000	0	0	0	0	0	150.000
401	06	00	00	Aportes patronales y legales	189.000	0	0	0	0	0	189.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	135.000	0	0	0	0	0	135.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	27.000	0	0	0	0	0	27.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	27.000	0	0	0	0	0	27.000
401	07	00	00	Asistencia socio-económica	1.755.444	0	0	0	0	0	1.755.444
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	135.000	0	0	0	0	0	135.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.237.625	0	0	0	0	0	1.237.625
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	382.819	0	0	0	0	0	382.819
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.245.818**	**0**	**0**	**0**	**0**	**0**	**6.245.818**
402	01	00	00	Productos alimenticios y agropecuarios	2.000.000	0	0	0	0	0	2.000.000
402	01	01	00	Alimentos y bebidas para personas	2.000.000	0	0	0	0	0	2.000.000
402	03	00	00	Textiles y vestuarios	220.342	0	0	0	0	0	220.342
402	03	02	00	Prendas de vestir	220.342	0	0	0	0	0	220.342
402	04	00	00	Productos de cuero y caucho	226.280	0	0	0	0	0	226.280
402	04	03	00	Cauchos y tripas para vehículos	226.280	0	0	0	0	0	226.280
402	05	00	00	Productos de papel, cartón e impresos	335.030	0	0	0	0	0	335.030
402	05	03	00	Productos de papel y cartón para oficina	335.030	0	0	0	0	0	335.030
402	06	00	00	Productos químicos y derivados	243.863	0	0	0	0	0	243.863
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118745 570068000 ACOMPAÑAMIENTO EN LA GESTIÓN COMUNAL DE LAS INSTANCIAS DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: ACOMPAÑAR Y FACILITAR LA GENERACIÓN DE CAPACIDADES DE GOBIERNO DE LAS INSTANCIAS DEL PODER POPULAR, A LOS EFECTOS DE LA EDIFICACIÓN DEL ESTADO COMUNAL.

UNIDAD DE MEDIDA: INSTANCIAS **META:** 29.686

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN COMUNAL **PRESUPUESTO:** **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	35.863	0	0	0	0	0	35.863
402	06	06	00	Combustibles y lubricantes	58.000	0	0	0	0	0	58.000
402	06	08	00	Productos plásticos	100.000	0	0	0	0	0	100.000
402	08	00	00	Productos metálicos	543.424	0	0	0	0	0	543.424
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	315.030	0	0	0	0	0	315.030
402	08	09	00	Repuestos y accesorios para equipos de transporte	139.197	0	0	0	0	0	139.197
402	08	10	00	Repuestos y accesorios para otros equipos	89.197	0	0	0	0	0	89.197
402	10	00	00	Productos varios y útiles diversos	2.416.728	0	0	0	0	0	2.416.728
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	0	200.000
402	10	03	00	Utensilios de cocina y comedor	100.000	0	0	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	500.000	0	0	0	0	0	500.000
402	10	07	00	Productos de seguridad en el trabajo	65.864	0	0	0	0	0	65.864
402	10	08	00	Materiales para equipos de computación	1.500.000	0	0	0	0	0	1.500.000
402	10	11	00	Materiales eléctricos	50.864	0	0	0	0	0	50.864
402	99	00	00	Otros materiales y suministros	260.151	0	0	0	0	0	260.151
402	99	01	00	Otros materiales y suministros	260.151	0	0	0	0	0	260.151
403	**00**	**00**	**00**	**Servicios no personales**	**9.464.363**	**0**	**0**	**0**	**0**	**0**	**9.464.363**
403	02	00	00	Alquileres de maquinaria y equipos	814.197	0	0	0	0	0	814.197
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	814.197	0	0	0	0	0	814.197
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.150.000	0	0	0	0	0	3.150.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	07	03	00	Relaciones sociales	3.000.000	0	0	0	0	0	3.000.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	12.000	0	0	0	0	0	12.000
403	08	02	00	Comisiones y gastos bancarios	12.000	0	0	0	0	0	12.000
403	09	00	00	Viáticos y pasajes	2.000.000	0	0	0	0	0	2.000.000
403	09	01	00	Viáticos y pasajes dentro del país	2.000.000	0	0	0	0	0	2.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.230.864	0	0	0	0	0	1.230.864
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.100.000	0	0	0	0	0	1.100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos	130.864	0	0	0	0	0	130.864

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118745 570068000 ACOMPAÑAMIENTO EN LA GESTIÓN COMUNAL DE LAS INSTANCIAS DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: ACOMPAÑAR Y FACILITAR LA GENERACIÓN DE CAPACIDADES DE GOBIERNO DE LAS INSTANCIAS DEL PODER POPULAR, A LOS EFECTOS DE LA EDIFICACIÓN DEL ESTADO COMUNAL.

UNIDAD DE MEDIDA: INSTANCIAS **META:** 29.686

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				de oficina y alojamiento							
403	12	00	00	Conservación y reparaciones menores de obras	530.864	0	0	0	0	0	530.864
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	530.864	0	0	0	0	0	530.864
403	18	00	00	Impuestos indirectos	1.433.574	0	0	0	0	0	1.433.574
403	18	01	00	Impuesto al valor agregado	1.433.574	0	0	0	0	0	1.433.574
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	18.000	0	0	0	0	0	18.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	18.000	0	0	0	0	0	18.000
403	99	00	00	Otros servicios no personales	274.864	0	0	0	0	0	274.864
403	99	01	00	Otros servicios no personales	274.864	0	0	0	0	0	274.864
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.000.000**	**0**	**0**	**0**	**0**	**0**	**8.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	8.000.000	0	0	0	0	0	8.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	8.000.000	0	0	0	0	0	8.000.000
407	01	02	01	Donaciones corrientes a personas	8.000.000	0	0	0	0	0	8.000.000
				Totales	**38.500.000**	**0**	**0**	**0**	**0**	**0**	**38.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118745 570068000 ACOMPAÑAMIENTO EN LA GESTIÓN COMUNAL DE LAS INSTANCIAS DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: ACOMPAÑAR Y FACILITAR LA GENERACIÓN DE CAPACIDADES DE GOBIERNO DE LAS INSTANCIAS DEL PODER POPULAR, A LOS EFECTOS DE LA EDIFICACIÓN DEL ESTADO COMUNAL.

UNIDAD DE MEDIDA: INSTANCIAS

META: 29.686

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN COMUNAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118745 570068000 ACOMPAÑAMIENTO EN LA GESTIÓN COMUNAL DE LAS INSTANCIAS DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: ACOMPAÑAR Y FACILITAR LA GENERACIÓN DE CAPACIDADES DE GOBIERNO DE LAS INSTANCIAS DEL PODER POPULAR, A LOS EFECTOS DE LA EDIFICACIÓN DEL ESTADO COMUNAL.

UNIDAD DE MEDIDA: INSTANCIAS **META:** 29.686

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570068001 ACOMPAÑAMIENTO TÉCNICO - POLÍTICO EN LA GESTIÓN COMUNAL DE LAS INSTANCIAS DEL PODER POPULAR

UNIDAD DE MEDIDA: INSTANCIAS **META:** 29.686

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PARTICIPACIÓN COMUNAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**14.789.819**	**0**	**0**	**0**	**0**	**0**	**14.789.819**
401	01	00	00	Sueldos, salarios y otras retribuciones	11.750.000	0	0	0	0	0	11.750.000
401	01	18	00	Remuneraciones al personal contratado	1.350.000	0	0	0	0	0	1.350.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	10.400.000	0	0	0	0	0	10.400.000
401	04	00	00	Complementos de sueldos y salarios	570.375	0	0	0	0	0	570.375
401	04	26	00	Bono compensatorio de alimentación al personal contratado	570.375	0	0	0	0	0	570.375
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	525.000	0	0	0	0	0	525.000
401	05	07	00	Aguinaldos al personal contratado	375.000	0	0	0	0	0	375.000
401	05	08	00	Bono vacacional al personal contratado	150.000	0	0	0	0	0	150.000
401	06	00	00	Aportes patronales y legales	189.000	0	0	0	0	0	189.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	135.000	0	0	0	0	0	135.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	27.000	0	0	0	0	0	27.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	27.000	0	0	0	0	0	27.000
401	07	00	00	Asistencia socio-económica	1.755.444	0	0	0	0	0	1.755.444
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	135.000	0	0	0	0	0	135.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.237.625	0	0	0	0	0	1.237.625
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	382.819	0	0	0	0	0	382.819
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**2.975.767**	**0**	**0**	**0**	**0**	**0**	**2.975.767**
402	01	00	00	Productos alimenticios y agropecuarios	1.000.000	0	0	0	0	0	1.000.000
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	0	1.000.000
402	03	00	00	Textiles y vestuarios	110.171	0	0	0	0	0	110.171
402	03	02	00	Prendas de vestir	110.171	0	0	0	0	0	110.171
402	04	00	00	Productos de cuero y caucho	113.140	0	0	0	0	0	113.140
402	04	03	00	Cauchos y tripas para vehículos	113.140	0	0	0	0	0	113.140

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118745 570068000 ACOMPAÑAMIENTO EN LA GESTIÓN COMUNAL DE LAS INSTANCIAS DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: ACOMPAÑAR Y FACILITAR LA GENERACIÓN DE CAPACIDADES DE GOBIERNO DE LAS INSTANCIAS DEL PODER POPULAR, A LOS EFECTOS DE LA EDIFICACIÓN DEL ESTADO COMUNAL.

UNIDAD DE MEDIDA: INSTANCIAS **META:** 29.686

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570068001 ACOMPAÑAMIENTO TÉCNICO - POLÍTICO EN LA GESTIÓN COMUNAL DE LAS INSTANCIAS DEL PODER POPULAR

UNIDAD DE MEDIDA: INSTANCIAS **META:** 29.686

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PARTICIPACIÓN COMUNAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	167.515	0	0	0	0	0	167.515
402	05	03	00	Productos de papel y cartón para oficina	167.515	0	0	0	0	0	167.515
402	06	00	00	Productos químicos y derivados	171.932	0	0	0	0	0	171.932
402	06	03	00	Tintas, pinturas y colorantes	25.000	0	0	0	0	0	25.000
402	06	04	00	Productos farmacéuticos y medicamentos	17.932	0	0	0	0	0	17.932
402	06	06	00	Combustibles y lubricantes	29.000	0	0	0	0	0	29.000
402	06	08	00	Productos plásticos	100.000	0	0	0	0	0	100.000
402	08	00	00	Productos metálicos	271.713	0	0	0	0	0	271.713
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	157.515	0	0	0	0	0	157.515
402	08	09	00	Repuestos y accesorios para equipos de transporte	69.599	0	0	0	0	0	69.599
402	08	10	00	Repuestos y accesorios para otros equipos	44.599	0	0	0	0	0	44.599
402	10	00	00	Productos varios y útiles diversos	991.296	0	0	0	0	0	991.296
402	10	02	00	Materiales y útiles de limpieza y aseo	100.000	0	0	0	0	0	100.000
402	10	03	00	Utensilios de cocina y comedor	50.000	0	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	250.000	0	0	0	0	0	250.000
402	10	07	00	Productos de seguridad en el trabajo	65.864	0	0	0	0	0	65.864
402	10	08	00	Materiales para equipos de computación	500.000	0	0	0	0	0	500.000
402	10	11	00	Materiales eléctricos	25.432	0	0	0	0	0	25.432
402	99	00	00	Otros materiales y suministros	150.000	0	0	0	0	0	150.000
402	99	01	00	Otros materiales y suministros	150.000	0	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.758.501**	**0**	**0**	**0**	**0**	**0**	**4.758.501**
403	02	00	00	Alquileres de maquinaria y equipos	414.197	0	0	0	0	0	414.197
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	414.197	0	0	0	0	0	414.197
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.575.000	0	0	0	0	0	1.575.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118745 570068000 ACOMPAÑAMIENTO EN LA GESTIÓN COMUNAL DE LAS INSTANCIAS DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: ACOMPAÑAR Y FACILITAR LA GENERACIÓN DE CAPACIDADES DE GOBIERNO DE LAS INSTANCIAS DEL PODER POPULAR, A LOS EFECTOS DE LA EDIFICACIÓN DEL ESTADO COMUNAL.

UNIDAD DE MEDIDA: INSTANCIAS **META:** 29.686

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570068001 ACOMPAÑAMIENTO TÉCNICO - POLÍTICO EN LA GESTIÓN COMUNAL DE LAS INSTANCIAS DEL PODER POPULAR

UNIDAD DE MEDIDA: INSTANCIAS **META:** 29.686

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PARTICIPACIÓN COMUNAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	75.000	0	0	0	0	0	75.000
403	07	03	00	Relaciones sociales	1.500.000	0	0	0	0	0	1.500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.000	0	0	0	0	0	6.000
403	08	02	00	Comisiones y gastos bancarios	6.000	0	0	0	0	0	6.000
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	0	1.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	765.432	0	0	0	0	0	765.432
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	700.000	0	0	0	0	0	700.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	65.432	0	0	0	0	0	65.432
403	12	00	00	Conservación y reparaciones menores de obras	230.864	0	0	0	0	0	230.864
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	230.864	0	0	0	0	0	230.864
403	18	00	00	Impuestos indirectos	483.144	0	0	0	0	0	483.144
403	18	01	00	Impuesto al valor agregado	483.144	0	0	0	0	0	483.144
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	9.000	0	0	0	0	0	9.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	9.000	0	0	0	0	0	9.000
403	99	00	00	Otros servicios no personales	274.864	0	0	0	0	0	274.864
403	99	01	00	Otros servicios no personales	274.864	0	0	0	0	0	274.864
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.000.000**	0	0	0	0	0	**4.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	4.000.000	0	0	0	0	0	4.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	4.000.000	0	0	0	0	0	4.000.000
407	01	02	01	Donaciones corrientes a personas	4.000.000	0	0	0	0	0	4.000.000
				Totales	**26.524.087**	**0**	**0**	**0**	**0**	0	**26.524.087**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118745 570068000 ACOMPAÑAMIENTO EN LA GESTIÓN COMUNAL DE LAS INSTANCIAS DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: ACOMPAÑAR Y FACILITAR LA GENERACIÓN DE CAPACIDADES DE GOBIERNO DE LAS INSTANCIAS DEL PODER POPULAR, A LOS EFECTOS DE LA EDIFICACIÓN DEL ESTADO COMUNAL.

UNIDAD DE MEDIDA: INSTANCIAS **META:** 29.686

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570068002 ACOMPAÑAMIENTO EN LA PLANIFICACIÓN COMUNAL.

UNIDAD DE MEDIDA: PLAN **META:** 11.503

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PARTICIPACIÓN COMUNAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**3.270.051**	**0**	**0**	**0**	**0**	**0**	**3.270.051**
402	01	00	00	Productos alimenticios y agropecuarios	1.000.000	0	0	0	0	0	1.000.000
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	0	1.000.000
402	03	00	00	Textiles y vestuarios	110.171	0	0	0	0	0	110.171
402	03	02	00	Prendas de vestir	110.171	0	0	0	0	0	110.171
402	04	00	00	Productos de cuero y caucho	113.140	0	0	0	0	0	113.140
402	04	03	00	Cauchos y tripas para vehículos	113.140	0	0	0	0	0	113.140
402	05	00	00	Productos de papel, cartón e impresos	167.515	0	0	0	0	0	167.515
402	05	03	00	Productos de papel y cartón para oficina	167.515	0	0	0	0	0	167.515
402	06	00	00	Productos químicos y derivados	71.931	0	0	0	0	0	71.931
402	06	03	00	Tintas, pinturas y colorantes	25.000	0	0	0	0	0	25.000
402	06	04	00	Productos farmacéuticos y medicamentos	17.931	0	0	0	0	0	17.931
402	06	06	00	Combustibles y lubricantes	29.000	0	0	0	0	0	29.000
402	08	00	00	Productos metálicos	271.711	0	0	0	0	0	271.711
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	157.515	0	0	0	0	0	157.515
402	08	09	00	Repuestos y accesorios para equipos de transporte	69.598	0	0	0	0	0	69.598
402	08	10	00	Repuestos y accesorios para otros equipos	44.598	0	0	0	0	0	44.598
402	10	00	00	Productos varios y útiles diversos	1.425.432	0	0	0	0	0	1.425.432
402	10	02	00	Materiales y útiles de limpieza y aseo	100.000	0	0	0	0	0	100.000
402	10	03	00	Utensilios de cocina y comedor	50.000	0	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	250.000	0	0	0	0	0	250.000
402	10	08	00	Materiales para equipos de computación	1.000.000	0	0	0	0	0	1.000.000
402	10	11	00	Materiales eléctricos	25.432	0	0	0	0	0	25.432
402	99	00	00	Otros materiales y suministros	110.151	0	0	0	0	0	110.151

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118745 570068000 ACOMPAÑAMIENTO EN LA GESTIÓN COMUNAL DE LAS INSTANCIAS DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: ACOMPAÑAR Y FACILITAR LA GENERACIÓN DE CAPACIDADES DE GOBIERNO DE LAS INSTANCIAS DEL PODER POPULAR, A LOS EFECTOS DE LA EDIFICACIÓN DEL ESTADO COMUNAL.

UNIDAD DE MEDIDA: INSTANCIAS **META:** 29.686

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570068002 ACOMPAÑAMIENTO EN LA PLANIFICACIÓN COMUNAL.

UNIDAD DE MEDIDA: PLAN **META:** 11.503

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PARTICIPACIÓN COMUNAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	110.151	0	0	0	0	0	110.151
403	**00**	**00**	**00**	**Servicios no personales**	**4.705.862**	**0**	**0**	**0**	**0**	0	**4.705.862**
403	02	00	00	Alquileres de maquinaria y equipos	400.000	0	0	0	0	0	400.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	400.000	0	0	0	0	0	400.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.575.000	0	0	0	0	0	1.575.000
403	07	02	00	Imprenta y reproducción	75.000	0	0	0	0	0	75.000
403	07	03	00	Relaciones sociales	1.500.000	0	0	0	0	0	1.500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.000	0	0	0	0	0	6.000
403	08	02	00	Comisiones y gastos bancarios	6.000	0	0	0	0	0	6.000
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	0	1.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	465.432	0	0	0	0	0	465.432
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	400.000	0	0	0	0	0	400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	65.432	0	0	0	0	0	65.432
403	12	00	00	Conservación y reparaciones menores de obras	300.000	0	0	0	0	0	300.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	950.430	0	0	0	0	0	950.430
403	18	01	00	Impuesto al valor agregado	950.430	0	0	0	0	0	950.430
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	9.000	0	0	0	0	0	9.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	9.000	0	0	0	0	0	9.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.000.000**	**0**	**0**	0	**0**	0	**4.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	4.000.000	0	0	0	0	0	4.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	4.000.000	0	0	0	0	0	4.000.000
407	01	02	01	Donaciones corrientes a personas	4.000.000	0	0	0	0	0	4.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118745 570068000 ACOMPAÑAMIENTO EN LA GESTIÓN COMUNAL DE LAS INSTANCIAS DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: ACOMPAÑAR Y FACILITAR LA GENERACIÓN DE CAPACIDADES DE GOBIERNO DE LAS INSTANCIAS DEL PODER POPULAR, A LOS EFECTOS DE LA EDIFICACIÓN DEL ESTADO COMUNAL.

UNIDAD DE MEDIDA: INSTANCIAS **META:** 29.686

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570068002 ACOMPAÑAMIENTO EN LA PLANIFICACIÓN COMUNAL.

UNIDAD DE MEDIDA: PLAN **META:** 11.503

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PARTICIPACIÓN COMUNAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**11.975.913**	0	0	0	0	0	**11.975.913**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118826 570069000 SEGUNDO ESTUDIO DE MEDICIÓN DE IMPACTO DE LAS POLÍTICAS PÚBLICAS DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

OBJETIVO DEL PROYECTO: MEDIR EL IMPACTO DE LAS POLÍTICAS PÚBLICAS EJECUTADAS POR PARTE DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL CON LA FINALIDAD DE APORTAR LA INFORMACIÓN NECESARIA QUE PERMITA OPTIMIZAR EL DISEÑO Y EVALUACIÓN DE LOS RESULTADOS OBTENIDOS SOBRE LA POBLACIÓN OBJETIVO DE LOS PROGRAMAS, PLANES O PROYECTOS DE ESTA INSTITUCIÓN A NIVEL NACIONAL

UNIDAD DE MEDIDA: INFORME

META: 7

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**185.000**	**0**	**0**	**0**	**0**	**0**	**185.000**
402	03	00	00	Textiles y vestuarios	25.000	0	0	0	0	0	25.000
402	03	02	00	Prendas de vestir	25.000	0	0	0	0	0	25.000
402	05	00	00	Productos de papel, cartón e impresos	145.000	0	0	0	0	0	145.000
402	05	03	00	Productos de papel y cartón para oficina	55.000	0	0	0	0	0	55.000
402	05	04	00	Libros, revistas y periódicos	40.000	0	0	0	0	0	40.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	15.000	0	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.245.000**	**0**	**0**	**0**	**0**	**0**	**1.245.000**
403	02	00	00	Alquileres de maquinaria y equipos	142.000	0	0	0	0	0	142.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	142.000	0	0	0	0	0	142.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	150.000	0	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	356.215	0	0	0	0	0	356.215
403	09	01	00	Viáticos y pasajes dentro del país	356.215	0	0	0	0	0	356.215
403	10	00	00	Servicios profesionales y técnicos	420.000	0	0	0	0	0	420.000
403	10	99	00	Otros servicios profesionales y técnicos	420.000	0	0	0	0	0	420.000
403	18	00	00	Impuestos indirectos	176.785	0	0	0	0	0	176.785
403	18	01	00	Impuesto al valor agregado	176.785	0	0	0	0	0	176.785
404	**00**	**00**	**00**	**Activos reales**	**220.000**	**0**	**0**	**0**	**0**	**0**	**220.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	120.000	0	0	0	0	0	120.000
404	05	01	00	Equipos de telecomunicaciones	120.000	0	0	0	0	0	120.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	100.000	0	0	0	0	0	100.000
				Totales	**1.650.000**	**0**	**0**	**0**	**0**	**0**	**1.650.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118826 570069000 SEGUNDO ESTUDIO DE MEDICIÓN DE IMPACTO DE LAS POLÍTICAS PÚBLICAS DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

OBJETIVO DEL PROYECTO: MEDIR EL IMPACTO DE LAS POLÍTICAS PÚBLICAS EJECUTADAS POR PARTE DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL CON LA FINALIDAD DE APORTAR LA INFORMACIÓN NECESARIA QUE PERMITA OPTIMIZAR EL DISEÑO Y EVALUACIÓN DE LOS RESULTADOS OBTENIDOS SOBRE LA POBLACIÓN OBJETIVO DE LOS PROGRAMAS, PLANES O PROYECTOS DE ESTA INSTITUCIÓN A NIVEL NACIONAL

UNIDAD DE MEDIDA: INFORME

META: 7

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118826 570069000 SEGUNDO ESTUDIO DE MEDICIÓN DE IMPACTO DE LAS POLÍTICAS PÚBLICAS DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

OBJETIVO DEL PROYECTO: MEDIR EL IMPACTO DE LAS POLÍTICAS PÚBLICAS EJECUTADAS POR PARTE DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL CON LA FINALIDAD DE APORTAR LA INFORMACIÓN NECESARIA QUE PERMITA OPTIMIZAR EL DISEÑO Y EVALUACIÓN DE LOS RESULTADOS OBTENIDOS SOBRE LA POBLACIÓN OBJETIVO DE LOS PROGRAMAS, PLANES O PROYECTOS DE ESTA INSTITUCIÓN A NIVEL NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 7

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570069001 APLICACIÓN Y RECOLECCIÓN DE LOS DATOS

UNIDAD DE MEDIDA: INFORMACIÓN **META:** 400

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**185.000**	**0**	**0**	**0**	**0**	0	**185.000**
402	03	00	00	Textiles y vestuarios	25.000	0	0	0	0	0	25.000
402	03	02	00	Prendas de vestir	25.000	0	0	0	0	0	25.000
402	05	00	00	Productos de papel, cartón e impresos	145.000	0	0	0	0	0	145.000
402	05	03	00	Productos de papel y cartón para oficina	55.000	0	0	0	0	0	55.000
402	05	04	00	Libros, revistas y periódicos	40.000	0	0	0	0	0	40.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	15.000	0	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.125.000**	**0**	**0**	**0**	**0**	0	**1.125.000**
403	02	00	00	Alquileres de maquinaria y equipos	142.000	0	0	0	0	0	142.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	142.000	0	0	0	0	0	142.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	150.000	0	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	236.215	0	0	0	0	0	236.215
403	09	01	00	Viáticos y pasajes dentro del país	236.215	0	0	0	0	0	236.215
403	10	00	00	Servicios profesionales y técnicos	420.000	0	0	0	0	0	420.000
403	10	99	00	Otros servicios profesionales y técnicos	420.000	0	0	0	0	0	420.000
403	18	00	00	Impuestos indirectos	176.785	0	0	0	0	0	176.785
403	18	01	00	Impuesto al valor agregado	176.785	0	0	0	0	0	176.785
404	**00**	**00**	**00**	**Activos reales**	**220.000**	**0**	**0**	**0**	**0**	0	**220.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	120.000	0	0	0	0	0	120.000
404	05	01	00	Equipos de telecomunicaciones	120.000	0	0	0	0	0	120.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118826 570069000 SEGUNDO ESTUDIO DE MEDICIÓN DE IMPACTO DE LAS POLÍTICAS PÚBLICAS DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

OBJETIVO DEL PROYECTO: MEDIR EL IMPACTO DE LAS POLÍTICAS PÚBLICAS EJECUTADAS POR PARTE DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL CON LA FINALIDAD DE APORTAR LA INFORMACIÓN NECESARIA QUE PERMITA OPTIMIZAR EL DISEÑO Y EVALUACIÓN DE LOS RESULTADOS OBTENIDOS SOBRE LA POBLACIÓN OBJETIVO DE LOS PROGRAMAS, PLANES O PROYECTOS DE ESTA INSTITUCIÓN A NIVEL NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 7

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570069001 APLICACIÓN Y RECOLECCIÓN DE LOS DATOS

UNIDAD DE MEDIDA: INFORMACIÓN **META:** 400

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	100.000	0	0	0	0	0	100.000
				Totales	**1.530.000**	**0**	**0**	**0**	**0**	**0**	**1.530.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118826 570069000 SEGUNDO ESTUDIO DE MEDICIÓN DE IMPACTO DE LAS POLÍTICAS PÚBLICAS DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

OBJETIVO DEL PROYECTO: MEDIR EL IMPACTO DE LAS POLÍTICAS PÚBLICAS EJECUTADAS POR PARTE DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL CON LA FINALIDAD DE APORTAR LA INFORMACIÓN NECESARIA QUE PERMITA OPTIMIZAR EL DISEÑO Y EVALUACIÓN DE LOS RESULTADOS OBTENIDOS SOBRE LA POBLACIÓN OBJETIVO DE LOS PROGRAMAS, PLANES O PROYECTOS DE ESTA INSTITUCIÓN A NIVEL NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 7

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570069002 TRANSCRIPCIÓN, PROCESAMIENTO Y TABULACIÓN DE LOS DATOS

UNIDAD DE MEDIDA: INFORMACIÓN **META:** 7

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**60.000**	**0**	**0**	**0**	**0**	0	**60.000**
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
				Totales	**60.000**	**0**	**0**	**0**	**0**	0	**60.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118826 570069000 SEGUNDO ESTUDIO DE MEDICIÓN DE IMPACTO DE LAS POLÍTICAS PÚBLICAS DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

OBJETIVO DEL PROYECTO: MEDIR EL IMPACTO DE LAS POLÍTICAS PÚBLICAS EJECUTADAS POR PARTE DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL CON LA FINALIDAD DE APORTAR LA INFORMACIÓN NECESARIA QUE PERMITA OPTIMIZAR EL DISEÑO Y EVALUACIÓN DE LOS RESULTADOS OBTENIDOS SOBRE LA POBLACIÓN OBJETIVO DE LOS PROGRAMAS, PLANES O PROYECTOS DE ESTA INSTITUCIÓN A NIVEL NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 7

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570069003 ANALISIS DE LOS DATOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 7

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**60.000**	**0**	**0**	**0**	**0**	**0**	**60.000**
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
				Totales	**60.000**	**0**	**0**	**0**	**0**	**0**	**60.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118790 570070000 BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD Y SUS FAMILIARES GENERÁNDOLES ESPACIOS PARA SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN EL MARCO DE LA MISIÓN DR. JOSÉ GREGORIO HERNÁNDEZ

OBJETIVO DEL PROYECTO: DAR RESPUESTAS OPORTUNAS A LAS NECESIDADES MÁS APREMIANTES QUE PRESENTAN LAS PERSONAS CON DISCAPACIDAD PROPICIANDO LA CREACIÓN DE ESPACIOS QUE PERMITAN SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN CORRESPONSABILIDAD CON EL PODER POPULAR Y LAS INSTITUCIONES PÚBLICAS Y PRIVADAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 87.550

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.401.309**	**0**	**0**	**0**	**0**	**0**	**13.401.309**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.650.000	0	0	0	0	0	9.650.000
401	01	18	00	Remuneraciones al personal contratado	2.160.000	0	0	0	0	0	2.160.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	7.490.000	0	0	0	0	0	7.490.000
401	04	00	00	Complementos de sueldos y salarios	972.000	0	0	0	0	0	972.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	972.000	0	0	0	0	0	972.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	866.909	0	0	0	0	0	866.909
401	05	07	00	Aguinaldos al personal contratado	626.909	0	0	0	0	0	626.909
401	05	08	00	Bono vacacional al personal contratado	240.000	0	0	0	0	0	240.000
401	06	00	00	Aportes patronales y legales	302.400	0	0	0	0	0	302.400
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	216.000	0	0	0	0	0	216.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	43.200	0	0	0	0	0	43.200
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	43.200	0	0	0	0	0	43.200
401	07	00	00	Asistencia socio-económica	1.250.000	0	0	0	0	0	1.250.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.250.000	0	0	0	0	0	1.250.000
401	08	00	00	Prestaciones sociales e indemnizaciones	360.000	0	0	0	0	0	360.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	360.000	0	0	0	0	0	360.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.056.730**	**0**	**0**	**0**	**0**	**0**	**2.056.730**
402	01	00	00	Productos alimenticios y agropecuarios	522.850	0	0	0	0	0	522.850
402	01	01	00	Alimentos y bebidas para personas	522.850	0	0	0	0	0	522.850
402	03	00	00	Textiles y vestuarios	120.000	0	0	0	0	0	120.000
402	03	02	00	Prendas de vestir	120.000	0	0	0	0	0	120.000
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehículos	100.000	0	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	333.040	0	0	0	0	0	333.040
402	05	01	00	Pulpa de madera, papel y cartón	52.010	0	0	0	0	0	52.010
402	05	03	00	Productos de papel y cartón para oficina	189.600	0	0	0	0	0	189.600
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	91.430	0	0	0	0	0	91.430

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118790 570070000 BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD Y SUS FAMILIARES GENERÁNDOLES ESPACIOS PARA SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN EL MARCO DE LA MISIÓN DR. JOSÉ GREGORIO HERNÁNDEZ

OBJETIVO DEL PROYECTO: DAR RESPUESTAS OPORTUNAS A LAS NECESIDADES MÁS APREMIANTES QUE PRESENTAN LAS PERSONAS CON DISCAPACIDAD PROPICIANDO LA CREACIÓN DE ESPACIOS QUE PERMITAN SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN CORRESPONSABILIDAD CON EL PODER POPULAR Y LAS INSTITUCIONES PÚBLICAS Y PRIVADAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 87.550

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	36.478	0	0	0	0	0	36.478
402	06	03	00	Tintas, pinturas y colorantes	36.478	0	0	0	0	0	36.478
402	08	00	00	Productos metálicos	323.900	0	0	0	0	0	323.900
402	08	09	00	Repuestos y accesorios para equipos de transporte	323.900	0	0	0	0	0	323.900
402	10	00	00	Productos varios y útiles diversos	620.462	0	0	0	0	0	620.462
402	10	02	00	Materiales y útiles de limpieza y aseo	70.000	0	0	0	0	0	70.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	157.804	0	0	0	0	0	157.804
402	10	07	00	Productos de seguridad en el trabajo	76.340	0	0	0	0	0	76.340
402	10	08	00	Materiales para equipos de computación	316.318	0	0	0	0	0	316.318
403	**00**	**00**	**00**	**Servicios no personales**	**5.476.220**	**0**	**0**	**0**	**0**	**0**	**5.476.220**
403	01	00	00	Alquileres de inmuebles	360.000	0	0	0	0	0	360.000
403	01	01	00	Alquileres de edificios y locales	360.000	0	0	0	0	0	360.000
403	02	00	00	Alquileres de maquinaria y equipos	400.000	0	0	0	0	0	400.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	400.000	0	0	0	0	0	400.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.221.500	0	0	0	0	0	1.221.500
403	07	02	00	Imprenta y reproducción	361.500	0	0	0	0	0	361.500
403	07	03	00	Relaciones sociales	860.000	0	0	0	0	0	860.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.000	0	0	0	0	0	3.000
403	08	02	00	Comisiones y gastos bancarios	3.000	0	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	1.976.000	0	0	0	0	0	1.976.000
403	09	01	00	Viáticos y pasajes dentro del país	1.940.000	0	0	0	0	0	1.940.000
403	09	02	00	Viáticos y pasajes fuera del país	36.000	0	0	0	0	0	36.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	600.000	0	0	0	0	0	600.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	600.000	0	0	0	0	0	600.000
403	18	00	00	Impuestos indirectos	886.560	0	0	0	0	0	886.560
403	18	01	00	Impuesto al valor agregado	886.560	0	0	0	0	0	886.560
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	29.160	0	0	0	0	0	29.160
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	29.160	0	0	0	0	0	29.160

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118790 570070000 BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD Y SUS FAMILIARES GENERÁNDOLES ESPACIOS PARA SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN EL MARCO DE LA MISIÓN DR. JOSÉ GREGORIO HERNÁNDEZ

OBJETIVO DEL PROYECTO: DAR RESPUESTAS OPORTUNAS A LAS NECESIDADES MÁS APREMIANTES QUE PRESENTAN LAS PERSONAS CON DISCAPACIDAD PROPICIANDO LA CREACIÓN DE ESPACIOS QUE PERMITAN SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN CORRESPONSABILIDAD CON EL PODER POPULAR Y LAS INSTITUCIONES PÚBLICAS Y PRIVADAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 87.550

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**965.741**	**0**	**0**	**0**	**0**	**0**	**965.741**
404	01	00	00	Repuestos y reparaciones mayores	275.000	0	0	0	0	0	275.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	275.000	0	0	0	0	0	275.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	275.000	0	0	0	0	0	275.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	59.250	0	0	0	0	0	59.250
404	05	01	00	Equipos de telecomunicaciones	59.250	0	0	0	0	0	59.250
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	85.980	0	0	0	0	0	85.980
404	07	02	00	Equipos de enseñanza, deporte y recreación	59.880	0	0	0	0	0	59.880
404	07	06	00	Instrumentos musicales y equipos de audio	26.100	0	0	0	0	0	26.100
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	545.511	0	0	0	0	0	545.511
404	09	01	00	Mobiliario y equipos de oficina	170.820	0	0	0	0	0	170.820
404	09	02	00	Equipos de computación	374.691	0	0	0	0	0	374.691
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.000.000**	**0**	**0**	**0**	**0**	**0**	**10.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	10.000.000	0	0	0	0	0	10.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	10.000.000	0	0	0	0	0	10.000.000
407	01	02	01	Donaciones corrientes a personas	10.000.000	0	0	0	0	0	10.000.000
				Totales	**31.900.000**	**0**	**0**	**0**	**0**	**0**	**31.900.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118790 570070000 BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD Y SUS FAMILIARES GENERÁNDOLES ESPACIOS PARA SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN EL MARCO DE LA MISIÓN DR. JOSÉ GREGORIO HERNÁNDEZ

OBJETIVO DEL PROYECTO: DAR RESPUESTAS OPORTUNAS A LAS NECESIDADES MÁS APREMIANTES QUE PRESENTAN LAS PERSONAS CON DISCAPACIDAD PROPICIANDO LA CREACIÓN DE ESPACIOS QUE PERMITAN SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN CORRESPONSABILIDAD CON EL PODER POPULAR Y LAS INSTITUCIONES PÚBLICAS Y PRIVADAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA

META: 87.550

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118790 570070000 BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD Y SUS FAMILIARES GENERÁNDOLES ESPACIOS PARA SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN EL MARCO DE LA MISIÓN DR. JOSÉ GREGORIO HERNÁNDEZ

OBJETIVO DEL PROYECTO: DAR RESPUESTAS OPORTUNAS A LAS NECESIDADES MÁS APREMIANTES QUE PRESENTAN LAS PERSONAS CON DISCAPACIDAD PROPICIANDO LA CREACIÓN DE ESPACIOS QUE PERMITAN SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN CORRESPONSABILIDAD CON EL PODER POPULAR Y LAS INSTITUCIONES PÚBLICAS Y PRIVADAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 87.550

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570070001 ATENCIÓN INTEGRAL DE LAS PERSONAS CON DISCAPACIDAD, EN CORRESPONSABILIDAD CON EL PODER POPULAR

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 40.000

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNAS Y PROTECCIÓN SOCIAL/VICEMINISTERIO DE PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.911.309**	**0**	**0**	**0**	**0**	**0**	**5.911.309**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.160.000	0	0	0	0	0	2.160.000
401	01	18	00	Remuneraciones al personal contratado	2.160.000	0	0	0	0	0	2.160.000
401	04	00	00	Complementos de sueldos y salarios	972.000	0	0	0	0	0	972.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	972.000	0	0	0	0	0	972.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	866.909	0	0	0	0	0	866.909
401	05	07	00	Aguinaldos al personal contratado	626.909	0	0	0	0	0	626.909
401	05	08	00	Bono vacacional al personal contratado	240.000	0	0	0	0	0	240.000
401	06	00	00	Aportes patronales y legales	302.400	0	0	0	0	0	302.400
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	216.000	0	0	0	0	0	216.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	43.200	0	0	0	0	0	43.200
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	43.200	0	0	0	0	0	43.200
401	07	00	00	Asistencia socio-económica	1.250.000	0	0	0	0	0	1.250.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.250.000	0	0	0	0	0	1.250.000
401	08	00	00	Prestaciones sociales e indemnizaciones	360.000	0	0	0	0	0	360.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	360.000	0	0	0	0	0	360.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**1.314.668**	**0**	**0**	**0**	**0**	**0**	**1.314.668**
402	01	00	00	Productos alimenticios y agropecuarios	300.000	0	0	0	0	0	300.000
402	01	01	00	Alimentos y bebidas para personas	300.000	0	0	0	0	0	300.000
402	03	00	00	Textiles y vestuarios	100.000	0	0	0	0	0	100.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	0	100.000
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehículos	100.000	0	0	0	0	0	100.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118790 570070000 BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD Y SUS FAMILIARES GENERÁNDOLES ESPACIOS PARA SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN EL MARCO DE LA MISIÓN DR. JOSÉ GREGORIO HERNÁNDEZ

OBJETIVO DEL PROYECTO: DAR RESPUESTAS OPORTUNAS A LAS NECESIDADES MÁS APREMIANTES QUE PRESENTAN LAS PERSONAS CON DISCAPACIDAD PROPICIANDO LA CREACIÓN DE ESPACIOS QUE PERMITAN SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN CORRESPONSABILIDAD CON EL PODER POPULAR Y LAS INSTITUCIONES PÚBLICAS Y PRIVADAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 87.550

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570070001 ATENCIÓN INTEGRAL DE LAS PERSONAS CON DISCAPACIDAD, EN CORRESPONSABILIDAD CON EL PODER POPULAR

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 40.000

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNAS Y PROTECCIÓN SOCIAL/VICEMINISTERIO DE PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	227.010	0	0	0	0	0	227.010
402	05	01	00	Pulpa de madera, papel y cartón	52.010	0	0	0	0	0	52.010
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	0	100.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	75.000	0	0	0	0	0	75.000
402	08	00	00	Productos metálicos	55.000	0	0	0	0	0	55.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	55.000	0	0	0	0	0	55.000
402	10	00	00	Productos varios y útiles diversos	532.658	0	0	0	0	0	532.658
402	10	02	00	Materiales y útiles de limpieza y aseo	70.000	0	0	0	0	0	70.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	70.000	0	0	0	0	0	70.000
402	10	07	00	Productos de seguridad en el trabajo	76.340	0	0	0	0	0	76.340
402	10	08	00	Materiales para equipos de computación	316.318	0	0	0	0	0	316.318
403	**00**	**00**	**00**	**Servicios no personales**	**2.140.532**	**0**	**0**	**0**	**0**	**0**	**2.140.532**
403	07	00	00	Servicios de información, impresión y relaciones públicas	472.500	0	0	0	0	0	472.500
403	07	02	00	Imprenta y reproducción	112.500	0	0	0	0	0	112.500
403	07	03	00	Relaciones sociales	360.000	0	0	0	0	0	360.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.500	0	0	0	0	0	1.500
403	08	02	00	Comisiones y gastos bancarios	1.500	0	0	0	0	0	1.500
403	09	00	00	Viáticos y pasajes	600.000	0	0	0	0	0	600.000
403	09	01	00	Viáticos y pasajes dentro del país	600.000	0	0	0	0	0	600.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	600.000	0	0	0	0	0	600.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	600.000	0	0	0	0	0	600.000
403	18	00	00	Impuestos indirectos	437.372	0	0	0	0	0	437.372
403	18	01	00	Impuesto al valor agregado	437.372	0	0	0	0	0	437.372

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118790 570070000 BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD Y SUS FAMILIARES GENERÁNDOLES ESPACIOS PARA SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN EL MARCO DE LA MISIÓN DR. JOSÉ GREGORIO HERNÁNDEZ

OBJETIVO DEL PROYECTO: DAR RESPUESTAS OPORTUNAS A LAS NECESIDADES MÁS APREMIANTES QUE PRESENTAN LAS PERSONAS CON DISCAPACIDAD PROPICIANDO LA CREACIÓN DE ESPACIOS QUE PERMITAN SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN CORRESPONSABILIDAD CON EL PODER POPULAR Y LAS INSTITUCIONES PÚBLICAS Y PRIVADAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 87.550

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570070001 ATENCIÓN INTEGRAL DE LAS PERSONAS CON DISCAPACIDAD, EN CORRESPONSABILIDAD CON EL PODER POPULAR

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 40.000

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNAS Y PROTECCIÓN SOCIAL/VICEMINISTERIO DE PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	29.160	0	0	0	0	0	29.160
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	29.160	0	0	0	0	0	29.160
404	**00**	**00**	**00**	**Activos reales**	**633.491**	**0**	**0**	**0**	**0**	0	**633.491**
404	01	00	00	Repuestos y reparaciones mayores	275.000	0	0	0	0	0	275.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	275.000	0	0	0	0	0	275.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	275.000	0	0	0	0	0	275.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	358.491	0	0	0	0	0	358.491
404	09	01	00	Mobiliario y equipos de oficina	51.300	0	0	0	0	0	51.300
404	09	02	00	Equipos de computación	307.191	0	0	0	0	0	307.191
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.000.000**	**0**	**0**	**0**	**0**	0	**10.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	10.000.000	0	0	0	0	0	10.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	10.000.000	0	0	0	0	0	10.000.000
407	01	02	01	Donaciones corrientes a personas	10.000.000	0	0	0	0	0	10.000.000
				Totales	**20.000.000**	**0**	**0**	**0**	**0**	0	**20.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118790 570070000 BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD Y SUS FAMILIARES GENERÁNDOLES ESPACIOS PARA SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN EL MARCO DE LA MISIÓN DR. JOSÉ GREGORIO HERNÁNDEZ

OBJETIVO DEL PROYECTO: DAR RESPUESTAS OPORTUNAS A LAS NECESIDADES MÁS APREMIANTES QUE PRESENTAN LAS PERSONAS CON DISCAPACIDAD PROPICIANDO LA CREACIÓN DE ESPACIOS QUE PERMITAN SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN CORRESPONSABILIDAD CON EL PODER POPULAR Y LAS INSTITUCIONES PÚBLICAS Y PRIVADAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 87.550

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570070002 FORTALECER LA ORGANIZACIÓN, PREVENCIÓN E INTEGRACIÓN DE LAS PERSONAS CON DISCAPACIDAD Y SUS FAMILIARES

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 47.550

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNAS Y PROTECCIÓN SOCIAL/VICEMINISTERIO DE PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.490.000**	**0**	**0**	**0**	**0**	0	**7.490.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	7.490.000	0	0	0	0	0	7.490.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	7.490.000	0	0	0	0	0	7.490.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**742.062**	**0**	**0**	**0**	**0**	0	**742.062**
402	01	00	00	Productos alimenticios y agropecuarios	222.850	0	0	0	0	0	222.850
402	01	01	00	Alimentos y bebidas para personas	222.850	0	0	0	0	0	222.850
402	03	00	00	Textiles y vestuarios	20.000	0	0	0	0	0	20.000
402	03	02	00	Prendas de vestir	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	106.030	0	0	0	0	0	106.030
402	05	03	00	Productos de papel y cartón para oficina	89.600	0	0	0	0	0	89.600
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	16.430	0	0	0	0	0	16.430
402	06	00	00	Productos químicos y derivados	36.478	0	0	0	0	0	36.478
402	06	03	00	Tintas, pinturas y colorantes	36.478	0	0	0	0	0	36.478
402	08	00	00	Productos metálicos	268.900	0	0	0	0	0	268.900
402	08	09	00	Repuestos y accesorios para equipos de transporte	268.900	0	0	0	0	0	268.900
402	10	00	00	Productos varios y útiles diversos	87.804	0	0	0	0	0	87.804
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	87.804	0	0	0	0	0	87.804
403	**00**	**00**	**00**	**Servicios no personales**	**3.335.688**	**0**	**0**	**0**	**0**	0	**3.335.688**
403	01	00	00	Alquileres de inmuebles	360.000	0	0	0	0	0	360.000
403	01	01	00	Alquileres de edificios y locales	360.000	0	0	0	0	0	360.000
403	02	00	00	Alquileres de maquinaria y equipos	400.000	0	0	0	0	0	400.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	400.000	0	0	0	0	0	400.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	749.000	0	0	0	0	0	749.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118790 570070000 BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD Y SUS FAMILIARES GENERÁNDOLES ESPACIOS PARA SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN EL MARCO DE LA MISIÓN DR. JOSÉ GREGORIO HERNÁNDEZ

OBJETIVO DEL PROYECTO: DAR RESPUESTAS OPORTUNAS A LAS NECESIDADES MÁS APREMIANTES QUE PRESENTAN LAS PERSONAS CON DISCAPACIDAD PROPICIANDO LA CREACIÓN DE ESPACIOS QUE PERMITAN SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN CORRESPONSABILIDAD CON EL PODER POPULAR Y LAS INSTITUCIONES PÚBLICAS Y PRIVADAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 87.550

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570070002 FORTALECER LA ORGANIZACIÓN, PREVENCIÓN E INTEGRACIÓN DE LAS PERSONAS CON DISCAPACIDAD Y SUS FAMILIARES

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 47.550

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNAS Y PROTECCIÓN SOCIAL/VICEMINISTERIO DE PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	249.000	0	0	0	0	0	249.000
403	07	03	00	Relaciones sociales	500.000	0	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.500	0	0	0	0	0	1.500
403	08	02	00	Comisiones y gastos bancarios	1.500	0	0	0	0	0	1.500
403	09	00	00	Viáticos y pasajes	1.376.000	0	0	0	0	0	1.376.000
403	09	01	00	Viáticos y pasajes dentro del país	1.340.000	0	0	0	0	0	1.340.000
403	09	02	00	Viáticos y pasajes fuera del país	36.000	0	0	0	0	0	36.000
403	18	00	00	Impuestos indirectos	449.188	0	0	0	0	0	449.188
403	18	01	00	Impuesto al valor agregado	449.188	0	0	0	0	0	449.188
404	**00**	**00**	**00**	**Activos reales**	**332.250**	**0**	**0**	**0**	**0**	**0**	**332.250**
404	05	00	00	Equipos de comunicaciones y de señalamiento	59.250	0	0	0	0	0	59.250
404	05	01	00	Equipos de telecomunicaciones	59.250	0	0	0	0	0	59.250
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	85.980	0	0	0	0	0	85.980
404	07	02	00	Equipos de enseñanza, deporte y recreación	59.880	0	0	0	0	0	59.880
404	07	06	00	Instrumentos musicales y equipos de audio	26.100	0	0	0	0	0	26.100
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	187.020	0	0	0	0	0	187.020
404	09	01	00	Mobiliario y equipos de oficina	119.520	0	0	0	0	0	119.520
404	09	02	00	Equipos de computación	67.500	0	0	0	0	0	67.500
				Totales	**11.900.000**	**0**	**0**	**0**	**0**	**0**	**11.900.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118784 570071000 FORTALECIMIENTO DE LA ECONOMÍA COMUNAL A TRAVÉS DE PROYECTOS PILOTOS E INNOVADORES, EN COMUNIDADES ORGANIZADAS.

OBJETIVO DEL PROYECTO: APOYAR A LAS COMUNIDADES ORGANIZADAS A TRAVÉS DEL IMPULSO DE PROYECTOS ESPECIALES PILOTOS E INNOVADORES, EN COMUNIDADES ORGANIZADAS PERTENECIENTES A COMUNAS, NUEVOS URBANISMOS Y CIUDADES SOCIALISTAS, EN BASE AL CUMPLIMIENTO DE LOS OBJETIVOS ESTRATÉGICOS DEL ESTADO, CONTRIBUYENDO ASÍ CON EL NUEVO MODELO ECONÓMICO SOCIAL, COADYUVAR CON LAS GRANDES MISIONES VIVIENDA VENEZUELA Y SABER Y TRABAJO, DINAMIZANDO LA FUERZA MOTORA DEL APARATO PRODUCTIVO NACIONAL.

UNIDAD DE MEDIDA: PROYECTO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.257.453**	0	0	0	0	0	**7.257.453**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.152.874	0	0	0	0	0	2.152.874
401	01	18	00	Remuneraciones al personal contratado	2.100.000	0	0	0	0	0	2.100.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	52.874	0	0	0	0	0	52.874
401	03	00	00	Primas	1.470.000	0	0	0	0	0	1.470.000
401	03	37	00	Primas de transporte al personal contratado	210.000	0	0	0	0	0	210.000
401	03	38	00	Primas por hogar al personal contratado	210.000	0	0	0	0	0	210.000
401	03	39	00	Primas por hijos al personal contratado	630.000	0	0	0	0	0	630.000
401	03	40	00	Primas de profesionalización al personal contratado	210.000	0	0	0	0	0	210.000
401	03	41	00	Primas por antigüedad al personal contratado	210.000	0	0	0	0	0	210.000
401	04	00	00	Complementos de sueldos y salarios	887.040	0	0	0	0	0	887.040
401	04	26	00	Bono compensatorio de alimentación al personal contratado	635.040	0	0	0	0	0	635.040
401	04	98	00	Otros complementos al personal contratado	252.000	0	0	0	0	0	252.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	685.085	0	0	0	0	0	685.085
401	05	07	00	Aguinaldos al personal contratado	568.419	0	0	0	0	0	568.419
401	05	08	00	Bono vacacional al personal contratado	116.666	0	0	0	0	0	116.666
401	06	00	00	Aportes patronales y legales	648.000	0	0	0	0	0	648.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	216.000	0	0	0	0	0	216.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	216.000	0	0	0	0	0	216.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	216.000	0	0	0	0	0	216.000
401	07	00	00	Asistencia socio-económica	1.069.249	0	0	0	0	0	1.069.249
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	875.000	0	0	0	0	0	875.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	45.500	0	0	0	0	0	45.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	70.250	0	0	0	0	0	70.250
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	78.499	0	0	0	0	0	78.499
401	08	00	00	Prestaciones sociales e indemnizaciones	345.205	0	0	0	0	0	345.205
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	345.205	0	0	0	0	0	345.205

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118784 570071000 FORTALECIMIENTO DE LA ECONOMÍA COMUNAL A TRAVÉS DE PROYECTOS PILOTOS E INNOVADORES, EN COMUNIDADES ORGANIZADAS.

OBJETIVO DEL PROYECTO: APOYAR A LAS COMUNIDADES ORGANIZADAS A TRAVÉS DEL IMPULSO DE PROYECTOS ESPECIALES PILOTOS E INNOVADORES, EN COMUNIDADES ORGANIZADAS PERTENECIENTES A COMUNAS, NUEVOS URBANISMOS Y CIUDADES SOCIALISTAS, EN BASE AL CUMPLIMIENTO DE LOS OBJETIVOS ESTRATÉGICOS DEL ESTADO, CONTRIBUYENDO ASÍ CON EL NUEVO MODELO ECONÓMICO SOCIAL, COADYUVAR CON LAS GRANDES MISIONES VIVIENDA VENEZUELA Y SABER Y TRABAJO, DINAMIZANDO LA FUERZA MOTORA DEL APARATO PRODUCTIVO NACIONAL.

UNIDAD DE MEDIDA: PROYECTO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.600.000**	**0**	**0**	**0**	**0**	**0**	**1.600.000**
402	01	00	00	Productos alimenticios y agropecuarios	300.000	0	0	0	0	0	300.000
402	01	01	00	Alimentos y bebidas para personas	300.000	0	0	0	0	0	300.000
402	05	00	00	Productos de papel, cartón e impresos	400.000	0	0	0	0	0	400.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	400.000	0	0	0	0	0	400.000
402	10	00	00	Productos varios y útiles diversos	900.000	0	0	0	0	0	900.000
402	10	02	00	Materiales y útiles de limpieza y aseo	100.000	0	0	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	430.000	0	0	0	0	0	430.000
402	10	08	00	Materiales para equipos de computación	370.000	0	0	0	0	0	370.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.742.547**	**0**	**0**	**0**	**0**	**0**	**1.742.547**
403	01	00	00	Alquileres de inmuebles	50.000	0	0	0	0	0	50.000
403	01	01	00	Alquileres de edificios y locales	30.000	0	0	0	0	0	30.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	20.000	0	0	0	0	0	20.000
403	03	00	00	Derechos sobre bienes intangibles	15.000	0	0	0	0	0	15.000
403	03	03	00	Paquetes y programas de computación	15.000	0	0	0	0	0	15.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	850.000	0	0	0	0	0	850.000
403	07	01	00	Publicidad y propaganda	200.000	0	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	500.000	0	0	0	0	0	500.000
403	07	04	00	Avisos	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	0	500.000
403	09	01	00	Viáticos y pasajes dentro del país	500.000	0	0	0	0	0	500.000
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	287.547	0	0	0	0	0	287.547
403	18	01	00	Impuesto al valor agregado	287.547	0	0	0	0	0	287.547
404	**00**	**00**	**00**	**Activos reales**	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	400.000	0	0	0	0	0	400.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118784 570071000 FORTALECIMIENTO DE LA ECONOMÍA COMUNAL A TRAVÉS DE PROYECTOS PILOTOS E INNOVADORES, EN COMUNIDADES ORGANIZADAS.

OBJETIVO DEL PROYECTO: APOYAR A LAS COMUNIDADES ORGANIZADAS A TRAVÉS DEL IMPULSO DE PROYECTOS ESPECIALES PILOTOS E INNOVADORES, EN COMUNIDADES ORGANIZADAS PERTENECIENTES A COMUNAS, NUEVOS URBANISMOS Y CIUDADES SOCIALISTAS, EN BASE AL CUMPLIMIENTO DE LOS OBJETIVOS ESTRATÉGICOS DEL ESTADO, CONTRIBUYENDO ASÍ CON EL NUEVO MODELO ECONÓMICO SOCIAL, COADYUVAR CON LAS GRANDES MISIONES VIVIENDA VENEZUELA Y SABER Y TRABAJO, DINAMIZANDO LA FUERZA MOTORA DEL APARATO PRODUCTIVO NACIONAL.

UNIDAD DE MEDIDA: PROYECTO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	300.000	0	0	0	0	0	300.000
				Totales	**11.000.000**	**0**	**0**	**0**	**0**	**0**	**11.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118784 570071000 FORTALECIMIENTO DE LA ECONOMÍA COMUNAL A TRAVÉS DE PROYECTOS PILOTOS E INNOVADORES, EN COMUNIDADES ORGANIZADAS.

OBJETIVO DEL PROYECTO: APOYAR A LAS COMUNIDADES ORGANIZADAS A TRAVÉS DEL IMPULSO DE PROYECTOS ESPECIALES PILOTOS E INNOVADORES, EN COMUNIDADES ORGANIZADAS PERTENECIENTES A COMUNAS, NUEVOS URBANISMOS Y CIUDADES SOCIALISTAS, EN BASE AL CUMPLIMIENTO DE LOS OBJETIVOS ESTRATÉGICOS DEL ESTADO, CONTRIBUYENDO ASÍ CON EL NUEVO MODELO ECONÓMICO SOCIAL, COADYUVAR CON LAS GRANDES MISIONES VIVIENDA VENEZUELA Y SABER Y TRABAJO, DINAMIZANDO LA FUERZA MOTORA DEL APARATO PRODUCTIVO NACIONAL.

UNIDAD DE MEDIDA: PROYECTO

META: 14

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118784 570071000 FORTALECIMIENTO DE LA ECONOMÍA COMUNAL A TRAVÉS DE PROYECTOS PILOTOS E INNOVADORES, EN COMUNIDADES ORGANIZADAS.

OBJETIVO DEL PROYECTO: APOYAR A LAS COMUNIDADES ORGANIZADAS A TRAVÉS DEL IMPULSO DE PROYECTOS ESPECIALES PILOTOS E INNOVADORES, EN COMUNIDADES ORGANIZADAS PERTENECIENTES A COMUNAS, NUEVOS URBANISMOS Y CIUDADES SOCIALISTAS, EN BASE AL CUMPLIMIENTO DE LOS OBJETIVOS ESTRATÉGICOS DEL ESTADO, CONTRIBUYENDO ASÍ CON EL NUEVO MODELO ECONÓMICO SOCIAL, COADYUVAR CON LAS GRANDES MISIONES VIVIENDA VENEZUELA Y SABER Y TRABAJO, DINAMIZANDO LA FUERZA MOTORA DEL APARATO PRODUCTIVO NACIONAL.

UNIDAD DE MEDIDA: PROYECTO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570071001 FACTIBILIDAD DE LAS INICIATIVAS IMNOVADORAS Y TECNOLÓGICAS EN LAS COMUNIDADES ORGANIZADAS.

UNIDAD DE MEDIDA: PROYECTO **META:** 14

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE ECONOMÍA COMUNAL/ DIRECCIÓN GENERAL DE PROYECTOS ESPECIALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	300.000	0	0	0	0	0	300.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	300.000	0	0	0	0	0	300.000
402	10	00	00	Productos varios y útiles diversos	100.000	0	0	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	200.000	0	0	0	0	0	200.000
403	09	01	00	Viáticos y pasajes dentro del país	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	100.000	0	0	0	0	0	100.000
403	18	01	00	Impuesto al valor agregado	100.000	0	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	100.000	0	0	0	0	0	100.000
				Totales	**1.200.000**	**0**	**0**	**0**	**0**	**0**	**1.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118784 570071000 FORTALECIMIENTO DE LA ECONOMÍA COMUNAL A TRAVÉS DE PROYECTOS PILOTOS E INNOVADORES, EN COMUNIDADES ORGANIZADAS.

OBJETIVO DEL PROYECTO: APOYAR A LAS COMUNIDADES ORGANIZADAS A TRAVÉS DEL IMPULSO DE PROYECTOS ESPECIALES PILOTOS E INNOVADORES, EN COMUNIDADES ORGANIZADAS PERTENECIENTES A COMUNAS, NUEVOS URBANISMOS Y CIUDADES SOCIALISTAS, EN BASE AL CUMPLIMIENTO DE LOS OBJETIVOS ESTRATÉGICOS DEL ESTADO, CONTRIBUYENDO ASÍ CON EL NUEVO MODELO ECONÓMICO SOCIAL, COADYUVAR CON LAS GRANDES MISIONES VIVIENDA VENEZUELA Y SABER Y TRABAJO, DINAMIZANDO LA FUERZA MOTORA DEL APARATO PRODUCTIVO NACIONAL.

UNIDAD DE MEDIDA: PROYECTO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570071002 SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LOS PROYECTOS Y/O EXPERIENCIAS PILOTO PARA SU REPLICA EN COMUNIDADES ORGANIZADAS.

UNIDAD DE MEDIDA: PROYECTO **META:** 14

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE ECONOMÍA COMUNAL/ DIRECCIÓN GENERAL DE PROYECTOS ESPECIALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**
402	10	00	00	Productos varios y útiles diversos	600.000	0	0	0	0	0	600.000
402	10	02	00	Materiales y útiles de limpieza y aseo	100.000	0	0	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	200.000	0	0	0	0	0	200.000
402	10	08	00	Materiales para equipos de computación	300.000	0	0	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**
403	09	00	00	Viáticos y pasajes	300.000	0	0	0	0	0	300.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	100.000	0	0	0	0	0	100.000
403	18	01	00	Impuesto al valor agregado	100.000	0	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	09	02	00	Equipos de computación	200.000	0	0	0	0	0	200.000
				Totales	**1.200.000**	**0**	**0**	**0**	**0**	**0**	**1.200.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118784 570071000 FORTALECIMIENTO DE LA ECONOMÍA COMUNAL A TRAVÉS DE PROYECTOS PILOTOS E INNOVADORES, EN COMUNIDADES ORGANIZADAS.

OBJETIVO DEL PROYECTO: APOYAR A LAS COMUNIDADES ORGANIZADAS A TRAVÉS DEL IMPULSO DE PROYECTOS ESPECIALES PILOTOS E INNOVADORES, EN COMUNIDADES ORGANIZADAS PERTENECIENTES A COMUNAS, NUEVOS URBANISMOS Y CIUDADES SOCIALISTAS, EN BASE AL CUMPLIMIENTO DE LOS OBJETIVOS ESTRATÉGICOS DEL ESTADO, CONTRIBUYENDO ASÍ CON EL NUEVO MODELO ECONÓMICO SOCIAL, COADYUVAR CON LAS GRANDES MISIONES VIVIENDA VENEZUELA Y SABER Y TRABAJO, DINAMIZANDO LA FUERZA MOTORA DEL APARATO PRODUCTIVO NACIONAL.

UNIDAD DE MEDIDA: PROYECTO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570071003 APOYO A LAS COMUNIDADES ORGANIZADAS EN CUANTO A LOS PROYECTOS QUE CONTRIBUYAN LA GRAN MISIÓN SABER Y TRABAJO Y GRAN MISIÓN VIVIENDA VENEZUELA.

UNIDAD DE MEDIDA: PROYECTO **META:** 24

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE ECONOMÍA COMUNAL/ DIRECCIÓN GENERAL DE PROYECTOS ESPECIALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.257.453**	0	0	0	0	0	**7.257.453**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.152.874	0	0	0	0	0	2.152.874
401	01	18	00	Remuneraciones al personal contratado	2.100.000	0	0	0	0	0	2.100.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	52.874	0	0	0	0	0	52.874
401	03	00	00	Primas	1.470.000	0	0	0	0	0	1.470.000
401	03	37	00	Primas de transporte al personal contratado	210.000	0	0	0	0	0	210.000
401	03	38	00	Primas por hogar al personal contratado	210.000	0	0	0	0	0	210.000
401	03	39	00	Primas por hijos al personal contratado	630.000	0	0	0	0	0	630.000
401	03	40	00	Primas de profesionalización al personal contratado	210.000	0	0	0	0	0	210.000
401	03	41	00	Primas por antigüedad al personal contratado	210.000	0	0	0	0	0	210.000
401	04	00	00	Complementos de sueldos y salarios	887.040	0	0	0	0	0	887.040
401	04	26	00	Bono compensatorio de alimentación al personal contratado	635.040	0	0	0	0	0	635.040
401	04	98	00	Otros complementos al personal contratado	252.000	0	0	0	0	0	252.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	685.085	0	0	0	0	0	685.085
401	05	07	00	Aguinaldos al personal contratado	568.419	0	0	0	0	0	568.419
401	05	08	00	Bono vacacional al personal contratado	116.666	0	0	0	0	0	116.666
401	06	00	00	Aportes patronales y legales	648.000	0	0	0	0	0	648.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	216.000	0	0	0	0	0	216.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	216.000	0	0	0	0	0	216.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	216.000	0	0	0	0	0	216.000
401	07	00	00	Asistencia socio-económica	1.069.249	0	0	0	0	0	1.069.249
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	875.000	0	0	0	0	0	875.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118784 570071000 FORTALECIMIENTO DE LA ECONOMÍA COMUNAL A TRAVÉS DE PROYECTOS PILOTOS E INNOVADORES, EN COMUNIDADES ORGANIZADAS.

OBJETIVO DEL PROYECTO: APOYAR A LAS COMUNIDADES ORGANIZADAS A TRAVÉS DEL IMPULSO DE PROYECTOS ESPECIALES PILOTOS E INNOVADORES, EN COMUNIDADES ORGANIZADAS PERTENECIENTES A COMUNAS, NUEVOS URBANISMOS Y CIUDADES SOCIALISTAS, EN BASE AL CUMPLIMIENTO DE LOS OBJETIVOS ESTRATÉGICOS DEL ESTADO, CONTRIBUYENDO ASÍ CON EL NUEVO MODELO ECONÓMICO SOCIAL, COADYUVAR CON LAS GRANDES MISIONES VIVIENDA VENEZUELA Y SABER Y TRABAJO, DINAMIZANDO LA FUERZA MOTORA DEL APARATO PRODUCTIVO NACIONAL.

UNIDAD DE MEDIDA: PROYECTO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570071003 APOYO A LAS COMUNIDADES ORGANIZADAS EN CUANTO A LOS PROYECTOS QUE CONTRIBUYAN LA GRAN MISIÓN SABER Y TRABAJO Y GRAN MISIÓN VIVIENDA VENEZUELA.

UNIDAD DE MEDIDA: PROYECTO **META:** 24

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE ECONOMÍA COMUNAL/ DIRECCIÓN GENERAL DE PROYECTOS ESPECIALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	45.500	0	0	0	0	0	45.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	70.250	0	0	0	0	0	70.250
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	78.499	0	0	0	0	0	78.499
401	08	00	00	Prestaciones sociales e indemnizaciones	345.205	0	0	0	0	0	345.205
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	345.205	0	0	0	0	0	345.205
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**400.000**	**0**	**0**	**0**	**0**	0	**400.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	100.000	0	0	0	0	0	100.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	200.000	0	0	0	0	0	200.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	130.000	0	0	0	0	0	130.000
402	10	08	00	Materiales para equipos de computación	70.000	0	0	0	0	0	70.000
403	**00**	**00**	**00**	**Servicios no personales**	**942.547**	**0**	**0**	**0**	**0**	0	**942.547**
403	01	00	00	Alquileres de inmuebles	50.000	0	0	0	0	0	50.000
403	01	01	00	Alquileres de edificios y locales	30.000	0	0	0	0	0	30.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	20.000	0	0	0	0	0	20.000
403	03	00	00	Derechos sobre bienes intangibles	15.000	0	0	0	0	0	15.000
403	03	03	00	Paquetes y programas de computación	15.000	0	0	0	0	0	15.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	750.000	0	0	0	0	0	750.000
403	07	01	00	Publicidad y propaganda	200.000	0	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118784 570071000 FORTALECIMIENTO DE LA ECONOMÍA COMUNAL A TRAVÉS DE PROYECTOS PILOTOS E INNOVADORES, EN COMUNIDADES ORGANIZADAS.

OBJETIVO DEL PROYECTO: APOYAR A LAS COMUNIDADES ORGANIZADAS A TRAVÉS DEL IMPULSO DE PROYECTOS ESPECIALES PILOTOS E INNOVADORES, EN COMUNIDADES ORGANIZADAS PERTENECIENTES A COMUNAS, NUEVOS URBANISMOS Y CIUDADES SOCIALISTAS, EN BASE AL CUMPLIMIENTO DE LOS OBJETIVOS ESTRATÉGICOS DEL ESTADO, CONTRIBUYENDO ASÍ CON EL NUEVO MODELO ECONÓMICO SOCIAL, COADYUVAR CON LAS GRANDES MISIONES VIVIENDA VENEZUELA Y SABER Y TRABAJO, DINAMIZANDO LA FUERZA MOTORA DEL APARATO PRODUCTIVO NACIONAL.

UNIDAD DE MEDIDA: PROYECTO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570071003 APOYO A LAS COMUNIDADES ORGANIZADAS EN CUANTO A LOS PROYECTOS QUE CONTRIBUYAN LA GRAN MISIÓN SABER Y TRABAJO Y GRAN MISIÓN VIVIENDA VENEZUELA.

UNIDAD DE MEDIDA: PROYECTO **META:** 24

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE ECONOMÍA COMUNAL/ DIRECCIÓN GENERAL DE PROYECTOS ESPECIALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	400.000	0	0	0	0	0	400.000
403	07	04	00	Avisos	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	87.547	0	0	0	0	0	87.547
403	18	01	00	Impuesto al valor agregado	87.547	0	0	0	0	0	87.547
				Totales	**8.600.000**	**0**	**0**	**0**	**0**	0	8.600.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118964 570072000 ATENCIÓN INTEGRAL INMEDIATA A PERSONAS EN CONDICIONES DE VULNERABILIDAD Y MÁXIMA EXCLUSIÓN SOCIAL, ASÍ COMO A ORGANIZACIONES SOCIALES.

OBJETIVO DEL PROYECTO: OFRECER ASISTENCIA INTEGRAL Y OPORTUNA A LOS GRUPOS SOCIALMENTE MÁS VULNERABLES DE LA POBLACIÓN, EN LA PROMOCIÓN DEL DESARROLLO HUMANO A TRAVÉS DEL APORTE DE RECURSOS FINANCIEROS Y NO FINANCIEROS, SOLUCIONES HABITACIONALES, DONACIONES, ATENCIÓN MÉDICA, FORTALECIMIENTO DE LAS ACTIVIDADES EDUCATIVAS, DEPORTIVAS Y CULTURALES TANTO EN LO INDIVIDUAL, COLECTIVO COMO EN LO COMUNITARIO.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 2.500 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.009.416**	**0**	**0**	**0**	**0**	**0**	**1.009.416**
402	01	00	00	Productos alimenticios y agropecuarios	880.000	0	0	0	0	0	880.000
402	01	01	00	Alimentos y bebidas para personas	880.000	0	0	0	0	0	880.000
402	03	00	00	Textiles y vestuarios	129.416	0	0	0	0	0	129.416
402	03	02	00	Prendas de vestir	129.416	0	0	0	0	0	129.416
403	**00**	**00**	**00**	**Servicios no personales**	**1.990.584**	**0**	**0**	**0**	**0**	**0**	**1.990.584**
403	07	00	00	Servicios de información, impresión y relaciones públicas	905.803	0	0	0	0	0	905.803
403	07	03	00	Relaciones sociales	905.803	0	0	0	0	0	905.803
403	09	00	00	Viáticos y pasajes	905.803	0	0	0	0	0	905.803
403	09	01	00	Viáticos y pasajes dentro del país	905.803	0	0	0	0	0	905.803
403	10	00	00	Servicios profesionales y técnicos	138.978	0	0	0	0	0	138.978
403	10	11	00	Servicios para la elaboración y suministro de comida	138.978	0	0	0	0	0	138.978
403	18	00	00	Impuestos indirectos	40.000	0	0	0	0	0	40.000
403	18	01	00	Impuesto al valor agregado	40.000	0	0	0	0	0	40.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.000.000**	**0**	**0**	**0**	**0**	**0**	**13.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	13.000.000	0	0	0	0	0	13.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	13.000.000	0	0	0	0	0	13.000.000
407	01	02	01	Donaciones corrientes a personas	13.000.000	0	0	0	0	0	13.000.000
				Totales	**16.000.000**	**0**	**0**	**0**	**0**	**0**	**16.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118964 570072000 ATENCIÓN INTEGRAL INMEDIATA A PERSONAS EN CONDICIONES DE VULNERABILIDAD Y MÁXIMA EXCLUSIÓN SOCIAL, ASÍ COMO A ORGANIZACIONES SOCIALES.

OBJETIVO DEL PROYECTO: OFRECER ASISTENCIA INTEGRAL Y OPORTUNA A LOS GRUPOS SOCIALMENTE MÁS VULNERABLES DE LA POBLACIÓN, EN LA PROMOCIÓN DEL DESARROLLO HUMANO A TRAVÉS DEL APORTE DE RECURSOS FINANCIEROS Y NO FINANCIEROS, SOLUCIONES HABITACIONALES, DONACIONES, ATENCIÓN MÉDICA, FORTALECIMIENTO DE LAS ACTIVIDADES EDUCATIVAS, DEPORTIVAS Y CULTURALES TANTO EN LO INDIVIDUAL, COLECTIVO COMO EN LO COMUNITARIO.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 2.500 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118964 570072000 ATENCIÓN INTEGRAL INMEDIATA A PERSONAS EN CONDICIONES DE VULNERABILIDAD Y MÁXIMA EXCLUSIÓN SOCIAL, ASÍ COMO A ORGANIZACIONES SOCIALES.

OBJETIVO DEL PROYECTO: OFRECER ASISTENCIA INTEGRAL Y OPORTUNA A LOS GRUPOS SOCIALMENTE MÁS VULNERABLES DE LA POBLACIÓN, EN LA PROMOCIÓN DEL DESARROLLO HUMANO A TRAVÉS DEL APORTE DE RECURSOS FINANCIEROS Y NO FINANCIEROS, SOLUCIONES HABITACIONALES, DONACIONES, ATENCIÓN MÉDICA, FORTALECIMIENTO DE LAS ACTIVIDADES EDUCATIVAS, DEPORTIVAS Y CULTURALES TANTO EN LO INDIVIDUAL, COLECTIVO COMO EN LO COMUNITARIO.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 2.500 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570072001 DONACIONES Y FINANCIAMIENTO PARA LA ATENCIÓN MÉDICA A PERSONAS EN EXTREMA POBREZA QUE LO REQUIERAN.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.000

RESPONSABLE/EJECUTOR: OFICINA DE MISIONES ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**321.022**	**0**	**0**	**0**	**0**	0	**321.022**
402	01	00	00	Productos alimenticios y agropecuarios	280.000	0	0	0	0	0	280.000
402	01	01	00	Alimentos y bebidas para personas	280.000	0	0	0	0	0	280.000
402	03	00	00	Textiles y vestuarios	41.022	0	0	0	0	0	41.022
402	03	02	00	Prendas de vestir	41.022	0	0	0	0	0	41.022
403	**00**	**00**	**00**	**Servicios no personales**	**678.978**	**0**	**0**	**0**	**0**	0	**678.978**
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	0	300.000
403	07	03	00	Relaciones sociales	300.000	0	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	300.000	0	0	0	0	0	300.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	0	300.000
403	10	00	00	Servicios profesionales y técnicos	58.978	0	0	0	0	0	58.978
403	10	11	00	Servicios para la elaboración y suministro de comida	58.978	0	0	0	0	0	58.978
403	18	00	00	Impuestos indirectos	20.000	0	0	0	0	0	20.000
403	18	01	00	Impuesto al valor agregado	20.000	0	0	0	0	0	20.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.000.000**	**0**	**0**	**0**	**0**	0	**5.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	5.000.000	0	0	0	0	0	5.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	5.000.000	0	0	0	0	0	5.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	0	5.000.000
				Totales	**6.000.000**	**0**	**0**	**0**	**0**	0	**6.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118964 570072000 ATENCIÓN INTEGRAL INMEDIATA A PERSONAS EN CONDICIONES DE VULNERABILIDAD Y MÁXIMA EXCLUSIÓN SOCIAL, ASÍ COMO A ORGANIZACIONES SOCIALES.

OBJETIVO DEL PROYECTO: OFRECER ASISTENCIA INTEGRAL Y OPORTUNA A LOS GRUPOS SOCIALMENTE MÁS VULNERABLES DE LA POBLACIÓN, EN LA PROMOCIÓN DEL DESARROLLO HUMANO A TRAVÉS DEL APORTE DE RECURSOS FINANCIEROS Y NO FINANCIEROS, SOLUCIONES HABITACIONALES, DONACIONES, ATENCIÓN MÉDICA, FORTALECIMIENTO DE LAS ACTIVIDADES EDUCATIVAS, DEPORTIVAS Y CULTURALES TANTO EN LO INDIVIDUAL, COLECTIVO COMO EN LO COMUNITARIO.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 2.500 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570072002 ATENCIÓN A PERSONAS EN EXTREMA POBREZA, MEDIANTE LA MEJORA DE INFRAESTRUCTURA HABITACIONAL, DONACIÓN DE ENSERES PARA LOS REFUGIOS, REHABILITACIÓN Y DOTACIÓN DE PLANTELES EDUCATIVOS, MANTENIMIENTO DE CDI Y ENTREGA DE MEDIOS E IMPLEMENTOS DEPORTIVOS, ENTRE OTROS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.500

RESPONSABLE/EJECUTOR: OFICINA DE MISIONES ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**688.394**	0	0	0	0	0	**688.394**
402	01	00	00	Productos alimenticios y agropecuarios	600.000	0	0	0	0	0	600.000
402	01	01	00	Alimentos y bebidas para personas	600.000	0	0	0	0	0	600.000
402	03	00	00	Textiles y vestuarios	88.394	0	0	0	0	0	88.394
402	03	02	00	Prendas de vestir	88.394	0	0	0	0	0	88.394
403	**00**	**00**	**00**	**Servicios no personales**	**1.311.606**	0	0	0	0	0	**1.311.606**
403	07	00	00	Servicios de información, impresión y relaciones públicas	605.803	0	0	0	0	0	605.803
403	07	03	00	Relaciones sociales	605.803	0	0	0	0	0	605.803
403	09	00	00	Viáticos y pasajes	605.803	0	0	0	0	0	605.803
403	09	01	00	Viáticos y pasajes dentro del país	605.803	0	0	0	0	0	605.803
403	10	00	00	Servicios profesionales y técnicos	80.000	0	0	0	0	0	80.000
403	10	11	00	Servicios para la elaboración y suministro de comida	80.000	0	0	0	0	0	80.000
403	18	00	00	Impuestos indirectos	20.000	0	0	0	0	0	20.000
403	18	01	00	Impuesto al valor agregado	20.000	0	0	0	0	0	20.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.000.000**	0	0	0	0	0	**8.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	8.000.000	0	0	0	0	0	8.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	8.000.000	0	0	0	0	0	8.000.000
407	01	02	01	Donaciones corrientes a personas	8.000.000	0	0	0	0	0	8.000.000
				Totales	**10.000.000**	0	0	0	0	0	**10.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118904 570073000 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS PARA SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS DE ACOMPAÑAMIENTO INTEGRAL DIRIGIDAS A LAS ASOCIACIONES COOPERATIVAS, CONTRIBUYENDO ASÍ, A SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS EN EL MARCO DEL SISTEMA DE ECONOMÍA COMUNAL

UNIDAD DE MEDIDA: COOPERATIVA **META:** 17.825

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.212.967**	**0**	**0**	**0**	**0**	**0**	**1.212.967**
401	01	00	00	Sueldos, salarios y otras retribuciones	360.000	0	0	0	0	0	360.000
401	01	18	00	Remuneraciones al personal contratado	360.000	0	0	0	0	0	360.000
401	03	00	00	Primas	110.400	0	0	0	0	0	110.400
401	03	37	00	Primas de transporte al personal contratado	45.000	0	0	0	0	0	45.000
401	03	38	00	Primas por hogar al personal contratado	10.800	0	0	0	0	0	10.800
401	03	39	00	Primas por hijos al personal contratado	6.000	0	0	0	0	0	6.000
401	03	40	00	Primas de profesionalización al personal contratado	43.200	0	0	0	0	0	43.200
401	03	41	00	Primas por antigüedad al personal contratado	5.400	0	0	0	0	0	5.400
401	04	00	00	Complementos de sueldos y salarios	99.000	0	0	0	0	0	99.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	99.000	0	0	0	0	0	99.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	140.000	0	0	0	0	0	140.000
401	05	07	00	Aguinaldos al personal contratado	120.000	0	0	0	0	0	120.000
401	05	08	00	Bono vacacional al personal contratado	20.000	0	0	0	0	0	20.000
401	06	00	00	Aportes patronales y legales	178.800	0	0	0	0	0	178.800
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	140.400	0	0	0	0	0	140.400
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	31.200	0	0	0	0	0	31.200
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	7.200	0	0	0	0	0	7.200
401	07	00	00	Asistencia socio-económica	318.100	0	0	0	0	0	318.100
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	54.000	0	0	0	0	0	54.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	200.000	0	0	0	0	0	200.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	15.000	0	0	0	0	0	15.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	41.600	0	0	0	0	0	41.600
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	7.500	0	0	0	0	0	7.500
401	08	00	00	Prestaciones sociales e indemnizaciones	6.667	0	0	0	0	0	6.667
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.667	0	0	0	0	0	6.667
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.267.889**	**0**	**0**	**0**	**0**	**0**	**2.267.889**
402	01	00	00	Productos alimenticios y agropecuarios	459.758	0	0	0	0	0	459.758

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118904 570073000 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS PARA SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS DE ACOMPAÑAMIENTO INTEGRAL DIRIGIDAS A LAS ASOCIACIONES COOPERATIVAS, CONTRIBUYENDO ASÍ, A SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS EN EL MARCO DEL SISTEMA DE ECONOMÍA COMUNAL

UNIDAD DE MEDIDA: COOPERATIVA **META:** 17.825

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	01	00	Alimentos y bebidas para personas	456.612	0	0	0	0	0	456.612
402	01	03	00	Productos agrícolas y pecuarios	3.146	0	0	0	0	0	3.146
402	03	00	00	Textiles y vestuarios	241.800	0	0	0	0	0	241.800
402	03	02	00	Prendas de vestir	241.800	0	0	0	0	0	241.800
402	04	00	00	Productos de cuero y caucho	152.100	0	0	0	0	0	152.100
402	04	03	00	Cauchos y tripas para vehículos	152.100	0	0	0	0	0	152.100
402	05	00	00	Productos de papel, cartón e impresos	417.040	0	0	0	0	0	417.040
402	05	01	00	Pulpa de madera, papel y cartón	21.060	0	0	0	0	0	21.060
402	05	02	00	Envases y cajas de papel y cartón	4.992	0	0	0	0	0	4.992
402	05	03	00	Productos de papel y cartón para oficina	346.996	0	0	0	0	0	346.996
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	43.992	0	0	0	0	0	43.992
402	06	00	00	Productos químicos y derivados	83.408	0	0	0	0	0	83.408
402	06	03	00	Tintas, pinturas y colorantes	9.503	0	0	0	0	0	9.503
402	06	04	00	Productos farmacéuticos y medicamentos	1.287	0	0	0	0	0	1.287
402	06	05	00	Productos de tocador	3.744	0	0	0	0	0	3.744
402	06	06	00	Combustibles y lubricantes	5.304	0	0	0	0	0	5.304
402	06	08	00	Productos plásticos	63.570	0	0	0	0	0	63.570
402	07	00	00	Productos minerales no metálicos	2.912	0	0	0	0	0	2.912
402	07	02	00	Vidrios y productos de vidrio	2.288	0	0	0	0	0	2.288
402	07	04	00	Cemento, cal y yeso	624	0	0	0	0	0	624
402	08	00	00	Productos metálicos	147.407	0	0	0	0	0	147.407
402	08	01	00	Productos primarios de hierro y acero	1.248	0	0	0	0	0	1.248
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	29.146	0	0	0	0	0	29.146
402	08	08	00	Material de educación	6.500	0	0	0	0	0	6.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	110.513	0	0	0	0	0	110.513
402	09	00	00	Productos de madera	5.460	0	0	0	0	0	5.460
402	09	99	00	Otros productos de madera	5.460	0	0	0	0	0	5.460
402	10	00	00	Productos varios y útiles diversos	749.424	0	0	0	0	0	749.424
402	10	01	00	Artículos de deporte, recreación y juguetes	3.445	0	0	0	0	0	3.445

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118904 570073000 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS PARA SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS DE ACOMPAÑAMIENTO INTEGRAL DIRIGIDAS A LAS ASOCIACIONES COOPERATIVAS, CONTRIBUYENDO ASÍ, A SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS EN EL MARCO DEL SISTEMA DE ECONOMÍA COMUNAL

UNIDAD DE MEDIDA: COOPERATIVA **META:** 17.825

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	63.271	0	0	0	0	0	63.271
402	10	03	00	Utensilios de cocina y comedor	43.680	0	0	0	0	0	43.680
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	6.240	0	0	0	0	0	6.240
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	266.994	0	0	0	0	0	266.994
402	10	06	00	Condecoraciones, ofrendas y similares	14.040	0	0	0	0	0	14.040
402	10	07	00	Productos de seguridad en el trabajo	936	0	0	0	0	0	936
402	10	08	00	Materiales para equipos de computación	312.780	0	0	0	0	0	312.780
402	10	11	00	Materiales eléctricos	38.038	0	0	0	0	0	38.038
402	99	00	00	Otros materiales y suministros	8.580	0	0	0	0	0	8.580
402	99	01	00	Otros materiales y suministros	8.580	0	0	0	0	0	8.580
403	**00**	**00**	**00**	**Servicios no personales**	**3.599.696**	**0**	**0**	**0**	**0**	**0**	**3.599.696**
403	02	00	00	Alquileres de maquinaria y equipos	9.750	0	0	0	0	0	9.750
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	9.750	0	0	0	0	0	9.750
403	06	00	00	Servicios de transporte y almacenaje	280.215	0	0	0	0	0	280.215
403	06	01	00	Fletes y embalajes	15.015	0	0	0	0	0	15.015
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	265.200	0	0	0	0	0	265.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.088.880	0	0	0	0	0	1.088.880
403	07	01	00	Publicidad y propaganda	257.400	0	0	0	0	0	257.400
403	07	02	00	Imprenta y reproducción	255.840	0	0	0	0	0	255.840
403	07	03	00	Relaciones sociales	575.640	0	0	0	0	0	575.640
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	31.200	0	0	0	0	0	31.200
403	08	01	00	Primas y gastos de seguros	31.200	0	0	0	0	0	31.200
403	09	00	00	Viáticos y pasajes	737.100	0	0	0	0	0	737.100
403	09	01	00	Viáticos y pasajes dentro del país	655.200	0	0	0	0	0	655.200
403	09	02	00	Viáticos y pasajes fuera del país	81.900	0	0	0	0	0	81.900
403	10	00	00	Servicios profesionales y técnicos	193.830	0	0	0	0	0	193.830
403	10	07	00	Servicios de capacitación y adiestramiento	47.580	0	0	0	0	0	47.580
403	10	99	00	Otros servicios profesionales y técnicos	146.250	0	0	0	0	0	146.250
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	249.600	0	0	0	0	0	249.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118904 570073000 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS PARA SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS DE ACOMPAÑAMIENTO INTEGRAL DIRIGIDAS A LAS ASOCIACIONES COOPERATIVAS, CONTRIBUYENDO ASÍ, A SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS EN EL MARCO DEL SISTEMA DE ECONOMÍA COMUNAL

UNIDAD DE MEDIDA: COOPERATIVA **META:** 17.825

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	222.300	0	0	0	0	0	222.300
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	11.700	0	0	0	0	0	11.700
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	15.600	0	0	0	0	0	15.600
403	18	00	00	Impuestos indirectos	984.761	0	0	0	0	0	984.761
403	18	01	00	Impuesto al valor agregado	976.666	0	0	0	0	0	976.666
403	18	99	00	Otros impuestos indirectos	8.095	0	0	0	0	0	8.095
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	11.880	0	0	0	0	0	11.880
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	11.880	0	0	0	0	0	11.880
403	99	00	00	Otros servicios no personales	12.480	0	0	0	0	0	12.480
403	99	01	00	Otros servicios no personales	12.480	0	0	0	0	0	12.480
404	**00**	**00**	**00**	**Activos reales**	**1.055.964**	**0**	**0**	**0**	**0**	**0**	**1.055.964**
404	01	00	00	Repuestos y reparaciones mayores	53.690	0	0	0	0	0	53.690
404	01	01	00	Repuestos mayores	53.690	0	0	0	0	0	53.690
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	30.940	0	0	0	0	0	30.940
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	22.750	0	0	0	0	0	22.750
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	81.380	0	0	0	0	0	81.380
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	15.080	0	0	0	0	0	15.080
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	48.100	0	0	0	0	0	48.100
404	03	05	00	Maquinaria y equipos industriales y de taller	3.900	0	0	0	0	0	3.900
404	03	06	00	Maquinaria y equipos de energía	14.300	0	0	0	0	0	14.300
404	04	00	00	Equipos de transporte, tracción y elevación	458.900	0	0	0	0	0	458.900
404	04	01	00	Vehículos automotores terrestres	453.700	0	0	0	0	0	453.700
404	04	05	00	Vehículos de tracción no motorizados	5.200	0	0	0	0	0	5.200
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	44.070	0	0	0	0	0	44.070
404	07	02	00	Equipos de enseñanza, deporte y recreación	26.390	0	0	0	0	0	26.390
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	14.040	0	0	0	0	0	14.040
404	07	06	00	Instrumentos musicales y equipos de audio	3.640	0	0	0	0	0	3.640
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	417.924	0	0	0	0	0	417.924

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118904 570073000 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS PARA SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS DE ACOMPAÑAMIENTO INTEGRAL DIRIGIDAS A LAS ASOCIACIONES COOPERATIVAS, CONTRIBUYENDO ASÍ, A SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS EN EL MARCO DEL SISTEMA DE ECONOMÍA COMUNAL

UNIDAD DE MEDIDA: COOPERATIVA **META:** 17.825

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	173.394	0	0	0	0	0	173.394
404	09	02	00	Equipos de computación	121.290	0	0	0	0	0	121.290
404	09	03	00	Mobiliario y equipos de alojamiento	123.240	0	0	0	0	0	123.240
407	**00**	**00**	**00**	**Transferencias y donaciones**	**63.484**	**0**	**0**	**0**	**0**	**0**	**63.484**
407	01	00	00	Transferencias y donaciones corrientes internas	63.484	0	0	0	0	0	63.484
407	01	02	00	Donaciones corrientes internas al sector privado	63.484	0	0	0	0	0	63.484
407	01	02	01	Donaciones corrientes a personas	63.484	0	0	0	0	0	63.484
				Totales	**8.200.000**	**0**	**0**	**0**	**0**	**0**	**8.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118904 570073000 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS PARA SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS DE ACOMPAÑAMIENTO INTEGRAL DIRIGIDAS A LAS ASOCIACIONES COOPERATIVAS, CONTRIBUYENDO ASÍ, A SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS EN EL MARCO DEL SISTEMA DE ECONOMÍA COMUNAL

UNIDAD DE MEDIDA: COOPERATIVA

META: 17.825

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118904 570073000 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS PARA SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS DE ACOMPAÑAMIENTO INTEGRAL DIRIGIDAS A LAS ASOCIACIONES COOPERATIVAS, CONTRIBUYENDO ASÍ, A SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS EN EL MARCO DEL SISTEMA DE ECONOMÍA COMUNAL

UNIDAD DE MEDIDA: COOPERATIVA **META:** 17.825

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570073001 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS

UNIDAD DE MEDIDA: COOPERATIVA **META:** 17.825

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.212.967**	0	0	0	0	0	**1.212.967**
401	01	00	00	Sueldos, salarios y otras retribuciones	360.000	0	0	0	0	0	360.000
401	01	18	00	Remuneraciones al personal contratado	360.000	0	0	0	0	0	360.000
401	03	00	00	Primas	110.400	0	0	0	0	0	110.400
401	03	37	00	Primas de transporte al personal contratado	45.000	0	0	0	0	0	45.000
401	03	38	00	Primas por hogar al personal contratado	10.800	0	0	0	0	0	10.800
401	03	39	00	Primas por hijos al personal contratado	6.000	0	0	0	0	0	6.000
401	03	40	00	Primas de profesionalización al personal contratado	43.200	0	0	0	0	0	43.200
401	03	41	00	Primas por antigüedad al personal contratado	5.400	0	0	0	0	0	5.400
401	04	00	00	Complementos de sueldos y salarios	99.000	0	0	0	0	0	99.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	99.000	0	0	0	0	0	99.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	140.000	0	0	0	0	0	140.000
401	05	07	00	Aguinaldos al personal contratado	120.000	0	0	0	0	0	120.000
401	05	08	00	Bono vacacional al personal contratado	20.000	0	0	0	0	0	20.000
401	06	00	00	Aportes patronales y legales	178.800	0	0	0	0	0	178.800
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	140.400	0	0	0	0	0	140.400
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	31.200	0	0	0	0	0	31.200
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	7.200	0	0	0	0	0	7.200
401	07	00	00	Asistencia socio-económica	318.100	0	0	0	0	0	318.100
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	54.000	0	0	0	0	0	54.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	200.000	0	0	0	0	0	200.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	15.000	0	0	0	0	0	15.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	41.600	0	0	0	0	0	41.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118904 570073000 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS PARA SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS DE ACOMPAÑAMIENTO INTEGRAL DIRIGIDAS A LAS ASOCIACIONES COOPERATIVAS, CONTRIBUYENDO ASÍ, A SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS EN EL MARCO DEL SISTEMA DE ECONOMÍA COMUNAL

UNIDAD DE MEDIDA: COOPERATIVA **META:** 17.825

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570073001 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS

UNIDAD DE MEDIDA: COOPERATIVA **META:** 17.825

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	7.500	0	0	0	0	0	7.500
401	08	00	00	Prestaciones sociales e indemnizaciones	6.667	0	0	0	0	0	6.667
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.667	0	0	0	0	0	6.667
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.398.163**	**0**	**0**	**0**	**0**	0	**1.398.163**
402	01	00	00	Productos alimenticios y agropecuarios	214.240	0	0	0	0	0	214.240
402	01	01	00	Alimentos y bebidas para personas	212.472	0	0	0	0	0	212.472
402	01	03	00	Productos agrícolas y pecuarios	1.768	0	0	0	0	0	1.768
402	03	00	00	Textiles y vestuarios	196.560	0	0	0	0	0	196.560
402	03	02	00	Prendas de vestir	196.560	0	0	0	0	0	196.560
402	04	00	00	Productos de cuero y caucho	121.680	0	0	0	0	0	121.680
402	04	03	00	Cauchos y tripas para vehículos	121.680	0	0	0	0	0	121.680
402	05	00	00	Productos de papel, cartón e impresos	271.206	0	0	0	0	0	271.206
402	05	01	00	Pulpa de madera, papel y cartón	11.700	0	0	0	0	0	11.700
402	05	02	00	Envases y cajas de papel y cartón	2.912	0	0	0	0	0	2.912
402	05	03	00	Productos de papel y cartón para oficina	230.854	0	0	0	0	0	230.854
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	25.740	0	0	0	0	0	25.740
402	06	00	00	Productos químicos y derivados	67.665	0	0	0	0	0	67.665
402	06	03	00	Tintas, pinturas y colorantes	9.503	0	0	0	0	0	9.503
402	06	04	00	Productos farmacéuticos y medicamentos	754	0	0	0	0	0	754
402	06	05	00	Productos de tocador	2.184	0	0	0	0	0	2.184
402	06	06	00	Combustibles y lubricantes	5.304	0	0	0	0	0	5.304
402	06	08	00	Productos plásticos	49.920	0	0	0	0	0	49.920
402	07	00	00	Productos minerales no metálicos	1.872	0	0	0	0	0	1.872
402	07	02	00	Vidrios y productos de vidrio	1.248	0	0	0	0	0	1.248

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118904 570073000 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS PARA SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS DE ACOMPAÑAMIENTO INTEGRAL DIRIGIDAS A LAS ASOCIACIONES COOPERATIVAS, CONTRIBUYENDO ASÍ, A SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS EN EL MARCO DEL SISTEMA DE ECONOMÍA COMUNAL

UNIDAD DE MEDIDA: COOPERATIVA **META:** 17.825

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570073001 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS

UNIDAD DE MEDIDA: COOPERATIVA **META:** 17.825

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	04	00	Cemento, cal y yeso	624	0	0	0	0	0	624
402	08	00	00	Productos metálicos	83.161	0	0	0	0	0	83.161
402	08	01	00	Productos primarios de hierro y acero	1.248	0	0	0	0	0	1.248
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	14.495	0	0	0	0	0	14.495
402	08	08	00	Material de educación	6.500	0	0	0	0	0	6.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	60.918	0	0	0	0	0	60.918
402	09	00	00	Productos de madera	3.120	0	0	0	0	0	3.120
402	09	99	00	Otros productos de madera	3.120	0	0	0	0	0	3.120
402	10	00	00	Productos varios y útiles diversos	432.419	0	0	0	0	0	432.419
402	10	01	00	Artículos de deporte, recreación y juguetes	2.080	0	0	0	0	0	2.080
402	10	02	00	Materiales y útiles de limpieza y aseo	44.759	0	0	0	0	0	44.759
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.432	0	0	0	0	0	3.432
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	170.586	0	0	0	0	0	170.586
402	10	06	00	Condecoraciones, ofrendas y similares	9.360	0	0	0	0	0	9.360
402	10	07	00	Productos de seguridad en el trabajo	936	0	0	0	0	0	936
402	10	08	00	Materiales para equipos de computación	181.350	0	0	0	0	0	181.350
402	10	11	00	Materiales eléctricos	19.916	0	0	0	0	0	19.916
402	99	00	00	Otros materiales y suministros	6.240	0	0	0	0	0	6.240
402	99	01	00	Otros materiales y suministros	6.240	0	0	0	0	0	6.240
403	**00**	**00**	**00**	**Servicios no personales**	**2.344.874**	**0**	**0**	**0**	**0**	**0**	**2.344.874**
403	06	00	00	Servicios de transporte y almacenaje	166.010	0	0	0	0	0	166.010
403	06	01	00	Fletes y embalajes	10.010	0	0	0	0	0	10.010
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	156.000	0	0	0	0	0	156.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	689.520	0	0	0	0	0	689.520

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118904 570073000 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS PARA SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS DE ACOMPAÑAMIENTO INTEGRAL DIRIGIDAS A LAS ASOCIACIONES COOPERATIVAS, CONTRIBUYENDO ASÍ, A SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS EN EL MARCO DEL SISTEMA DE ECONOMÍA COMUNAL

UNIDAD DE MEDIDA: COOPERATIVA **META:** 17.825

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570073001 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS

UNIDAD DE MEDIDA: COOPERATIVA **META:** 17.825

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	01	00	Publicidad y propaganda	140.400	0	0	0	0	0	140.400
403	07	02	00	Imprenta y reproducción	159.120	0	0	0	0	0	159.120
403	07	03	00	Relaciones sociales	390.000	0	0	0	0	0	390.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	31.200	0	0	0	0	0	31.200
403	08	01	00	Primas y gastos de seguros	31.200	0	0	0	0	0	31.200
403	09	00	00	Viáticos y pasajes	456.300	0	0	0	0	0	456.300
403	09	01	00	Viáticos y pasajes dentro del país	374.400	0	0	0	0	0	374.400
403	09	02	00	Viáticos y pasajes fuera del país	81.900	0	0	0	0	0	81.900
403	10	00	00	Servicios profesionales y técnicos	145.080	0	0	0	0	0	145.080
403	10	07	00	Servicios de capacitación y adiestramiento	28.080	0	0	0	0	0	28.080
403	10	99	00	Otros servicios profesionales y técnicos	117.000	0	0	0	0	0	117.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	167.700	0	0	0	0	0	167.700
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	140.400	0	0	0	0	0	140.400
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	11.700	0	0	0	0	0	11.700
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	15.600	0	0	0	0	0	15.600
403	18	00	00	Impuestos indirectos	669.384	0	0	0	0	0	669.384
403	18	01	00	Impuesto al valor agregado	663.895	0	0	0	0	0	663.895
403	18	99	00	Otros impuestos indirectos	5.489	0	0	0	0	0	5.489
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	11.880	0	0	0	0	0	11.880
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	11.880	0	0	0	0	0	11.880
403	99	00	00	Otros servicios no personales	7.800	0	0	0	0	0	7.800
403	99	01	00	Otros servicios no personales	7.800	0	0	0	0	0	7.800
404	**00**	**00**	**00**	**Activos reales**	**832.598**	**0**	**0**	**0**	**0**	0	**832.598**
404	01	00	00	Repuestos y reparaciones mayores	44.590	0	0	0	0	0	44.590

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118904 570073000 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS PARA SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS DE ACOMPAÑAMIENTO INTEGRAL DIRIGIDAS A LAS ASOCIACIONES COOPERATIVAS, CONTRIBUYENDO ASÍ, A SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS EN EL MARCO DEL SISTEMA DE ECONOMÍA COMUNAL

UNIDAD DE MEDIDA: COOPERATIVA **META:** 17.825

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570073001 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS

UNIDAD DE MEDIDA: COOPERATIVA **META:** 17.825

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	00	Repuestos mayores	44.590	0	0	0	0	0	44.590
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	30.940	0	0	0	0	0	30.940
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	13.650	0	0	0	0	0	13.650
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	55.380	0	0	0	0	0	55.380
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	15.080	0	0	0	0	0	15.080
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	29.900	0	0	0	0	0	29.900
404	03	05	00	Maquinaria y equipos industriales y de taller	3.900	0	0	0	0	0	3.900
404	03	06	00	Maquinaria y equipos de energía	6.500	0	0	0	0	0	6.500
404	04	00	00	Equipos de transporte, tracción y elevación	458.900	0	0	0	0	0	458.900
404	04	01	00	Vehículos automotores terrestres	453.700	0	0	0	0	0	453.700
404	04	05	00	Vehículos de tracción no motorizados	5.200	0	0	0	0	0	5.200
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	27.560	0	0	0	0	0	27.560
404	07	02	00	Equipos de enseñanza, deporte y recreación	14.560	0	0	0	0	0	14.560
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	9.360	0	0	0	0	0	9.360
404	07	06	00	Instrumentos musicales y equipos de audio	3.640	0	0	0	0	0	3.640
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	246.168	0	0	0	0	0	246.168
404	09	01	00	Mobiliario y equipos de oficina	96.447	0	0	0	0	0	96.447
404	09	02	00	Equipos de computación	79.456	0	0	0	0	0	79.456
404	09	03	00	Mobiliario y equipos de alojamiento	70.265	0	0	0	0	0	70.265
407	**00**	**00**	**00**	**Transferencias y donaciones**	**63.484**	**0**	**0**	**0**	**0**	**0**	**63.484**
407	01	00	00	Transferencias y donaciones corrientes internas	63.484	0	0	0	0	0	63.484
407	01	02	00	Donaciones corrientes internas al sector privado	63.484	0	0	0	0	0	63.484
407	01	02	01	Donaciones corrientes a personas	63.484	0	0	0	0	0	63.484
				Totales	**5.852.086**	**0**	**0**	**0**	**0**	**0**	**5.852.086**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118904 570073000 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS PARA SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS DE ACOMPAÑAMIENTO INTEGRAL DIRIGIDAS A LAS ASOCIACIONES COOPERATIVAS, CONTRIBUYENDO ASÍ, A SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS EN EL MARCO DEL SISTEMA DE ECONOMÍA COMUNAL

UNIDAD DE MEDIDA: COOPERATIVA **META:** 17.825

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570073002 INTERCOOPERACIÓN DE LAS ASOCIACIONES COOPERATIVAS DENTRO DE LAS REDES SOCIOPRODUCTIVAS

UNIDAD DE MEDIDA: COOPERATIVA **META:** 5.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**869.726**	**0**	**0**	**0**	**0**	**0**	**869.726**
402	01	00	00	Productos alimenticios y agropecuarios	245.518	0	0	0	0	0	245.518
402	01	01	00	Alimentos y bebidas para personas	244.140	0	0	0	0	0	244.140
402	01	03	00	Productos agrícolas y pecuarios	1.378	0	0	0	0	0	1.378
402	03	00	00	Textiles y vestuarios	45.240	0	0	0	0	0	45.240
402	03	02	00	Prendas de vestir	45.240	0	0	0	0	0	45.240
402	04	00	00	Productos de cuero y caucho	30.420	0	0	0	0	0	30.420
402	04	03	00	Cauchos y tripas para vehículos	30.420	0	0	0	0	0	30.420
402	05	00	00	Productos de papel, cartón e impresos	145.834	0	0	0	0	0	145.834
402	05	01	00	Pulpa de madera, papel y cartón	9.360	0	0	0	0	0	9.360
402	05	02	00	Envases y cajas de papel y cartón	2.080	0	0	0	0	0	2.080
402	05	03	00	Productos de papel y cartón para oficina	116.142	0	0	0	0	0	116.142
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	18.252	0	0	0	0	0	18.252
402	06	00	00	Productos químicos y derivados	15.743	0	0	0	0	0	15.743
402	06	04	00	Productos farmacéuticos y medicamentos	533	0	0	0	0	0	533
402	06	05	00	Productos de tocador	1.560	0	0	0	0	0	1.560
402	06	08	00	Productos plásticos	13.650	0	0	0	0	0	13.650
402	07	00	00	Productos minerales no metálicos	1.040	0	0	0	0	0	1.040
402	07	02	00	Vidrios y productos de vidrio	1.040	0	0	0	0	0	1.040
402	08	00	00	Productos metálicos	64.246	0	0	0	0	0	64.246
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	14.651	0	0	0	0	0	14.651
402	08	09	00	Repuestos y accesorios para equipos de transporte	49.595	0	0	0	0	0	49.595
402	09	00	00	Productos de madera	2.340	0	0	0	0	0	2.340
402	09	99	00	Otros productos de madera	2.340	0	0	0	0	0	2.340

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118904 570073000 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS PARA SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS DE ACOMPAÑAMIENTO INTEGRAL DIRIGIDAS A LAS ASOCIACIONES COOPERATIVAS, CONTRIBUYENDO ASÍ, A SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS EN EL MARCO DEL SISTEMA DE ECONOMÍA COMUNAL

UNIDAD DE MEDIDA: COOPERATIVA **META:** 17.825

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570073002 INTERCOOPERACIÓN DE LAS ASOCIACIONES COOPERATIVAS DENTRO DE LAS REDES SOCIOPRODUCTIVAS

UNIDAD DE MEDIDA: COOPERATIVA **META:** 5.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	317.005	0	0	0	0	0	317.005
402	10	01	00	Artículos de deporte, recreación y juguetes	1.365	0	0	0	0	0	1.365
402	10	02	00	Materiales y útiles de limpieza y aseo	18.512	0	0	0	0	0	18.512
402	10	03	00	Utensilios de cocina y comedor	43.680	0	0	0	0	0	43.680
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.808	0	0	0	0	0	2.808
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	96.408	0	0	0	0	0	96.408
402	10	06	00	Condecoraciones, ofrendas y similares	4.680	0	0	0	0	0	4.680
402	10	08	00	Materiales para equipos de computación	131.430	0	0	0	0	0	131.430
402	10	11	00	Materiales eléctricos	18.122	0	0	0	0	0	18.122
402	99	00	00	Otros materiales y suministros	2.340	0	0	0	0	0	2.340
402	99	01	00	Otros materiales y suministros	2.340	0	0	0	0	0	2.340
403	**00**	**00**	**00**	**Servicios no personales**	**1.254.822**	**0**	**0**	**0**	**0**	**0**	**1.254.822**
403	02	00	00	Alquileres de maquinaria y equipos	9.750	0	0	0	0	0	9.750
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	9.750	0	0	0	0	0	9.750
403	06	00	00	Servicios de transporte y almacenaje	114.205	0	0	0	0	0	114.205
403	06	01	00	Fletes y embalajes	5.005	0	0	0	0	0	5.005
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	109.200	0	0	0	0	0	109.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	399.360	0	0	0	0	0	399.360
403	07	01	00	Publicidad y propaganda	117.000	0	0	0	0	0	117.000
403	07	02	00	Imprenta y reproducción	96.720	0	0	0	0	0	96.720
403	07	03	00	Relaciones sociales	185.640	0	0	0	0	0	185.640
403	09	00	00	Viáticos y pasajes	280.800	0	0	0	0	0	280.800
403	09	01	00	Viáticos y pasajes dentro del país	280.800	0	0	0	0	0	280.800
403	10	00	00	Servicios profesionales y técnicos	48.750	0	0	0	0	0	48.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118904 570073000 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS PARA SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS DE ACOMPAÑAMIENTO INTEGRAL DIRIGIDAS A LAS ASOCIACIONES COOPERATIVAS, CONTRIBUYENDO ASÍ, A SU FORTALECIMIENTO E INTERCOOPERACIÓN DENTRO DE LAS REDES SOCIOPRODUCTIVAS EN EL MARCO DEL SISTEMA DE ECONOMÍA COMUNAL

UNIDAD DE MEDIDA: COOPERATIVA **META:** 17.825

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570073002 INTERCOOPERACIÓN DE LAS ASOCIACIONES COOPERATIVAS DENTRO DE LAS REDES SOCIOPRODUCTIVAS

UNIDAD DE MEDIDA: COOPERATIVA **META:** 5.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	19.500	0	0	0	0	0	19.500
403	10	99	00	Otros servicios profesionales y técnicos	29.250	0	0	0	0	0	29.250
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	81.900	0	0	0	0	0	81.900
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	81.900	0	0	0	0	0	81.900
403	18	00	00	Impuestos indirectos	315.377	0	0	0	0	0	315.377
403	18	01	00	Impuesto al valor agregado	312.771	0	0	0	0	0	312.771
403	18	99	00	Otros impuestos indirectos	2.606	0	0	0	0	0	2.606
403	99	00	00	Otros servicios no personales	4.680	0	0	0	0	0	4.680
403	99	01	00	Otros servicios no personales	4.680	0	0	0	0	0	4.680
404	**00**	**00**	**00**	**Activos reales**	**223.366**	**0**	**0**	**0**	**0**	**0**	**223.366**
404	01	00	00	Repuestos y reparaciones mayores	9.100	0	0	0	0	0	9.100
404	01	01	00	Repuestos mayores	9.100	0	0	0	0	0	9.100
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	9.100	0	0	0	0	0	9.100
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	26.000	0	0	0	0	0	26.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	18.200	0	0	0	0	0	18.200
404	03	06	00	Maquinaria y equipos de energía	7.800	0	0	0	0	0	7.800
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	16.510	0	0	0	0	0	16.510
404	07	02	00	Equipos de enseñanza, deporte y recreación	11.830	0	0	0	0	0	11.830
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	4.680	0	0	0	0	0	4.680
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	171.756	0	0	0	0	0	171.756
404	09	01	00	Mobiliario y equipos de oficina	76.947	0	0	0	0	0	76.947
404	09	02	00	Equipos de computación	41.834	0	0	0	0	0	41.834
404	09	03	00	Mobiliario y equipos de alojamiento	52.975	0	0	0	0	0	52.975
				Totales	**2.347.914**	**0**	**0**	**0**	**0**	**0**	**2.347.914**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118763 570074000 IMPLEMENTACIÓN DE ACCIONES EN MATERIA DE PROTECCIÓN SOCIAL PARA PROFUNDIZAR LA TRANSFORMACIÓN SOCIO-CULTURAL Y SOCIO-POLÍTICA DE LA POBLACIÓN EN POBREZA EXTREMA Y MÁXIMA EXCLUSIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER POLÍTICAS DE PROTECCIÓN SOCIAL EN MATERIA DE PREVENCIÓN Y ATENCIÓN, DESDE UN ÁMBITO INTEGRAL, PARA GENERAR CAMBIOS SIGNIFICATIVOS EN LA TRANSFORMACIÓN DE VIDA DE LAS PERSONAS EN POBREZA EXTREMA Y CON DERECHOS VULNERADOS, EN RELACIÓN A LA SATISFACCIÓN DE SUS NECESIDADES HUMANAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA

META: 1.590.870

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.331.089**	**0**	**0**	**0**	**0**	**0**	**13.331.089**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.351.749	0	0	0	0	0	8.351.749
401	01	18	00	Remuneraciones al personal contratado	3.269.749	0	0	0	0	0	3.269.749
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	5.082.000	0	0	0	0	0	5.082.000
401	04	00	00	Complementos de sueldos y salarios	1.166.400	0	0	0	0	0	1.166.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.166.400	0	0	0	0	0	1.166.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.310.217	0	0	0	0	0	1.310.217
401	05	07	00	Aguinaldos al personal contratado	946.911	0	0	0	0	0	946.911
401	05	08	00	Bono vacacional al personal contratado	363.306	0	0	0	0	0	363.306
401	06	00	00	Aportes patronales y legales	457.765	0	0	0	0	0	457.765
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	326.975	0	0	0	0	0	326.975
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	65.395	0	0	0	0	0	65.395
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	65.395	0	0	0	0	0	65.395
401	07	00	00	Asistencia socio-económica	1.500.000	0	0	0	0	0	1.500.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.500.000	0	0	0	0	0	1.500.000
401	08	00	00	Prestaciones sociales e indemnizaciones	544.958	0	0	0	0	0	544.958
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	544.958	0	0	0	0	0	544.958
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.890.571**	**0**	**0**	**0**	**0**	**0**	**4.890.571**
402	01	00	00	Productos alimenticios y agropecuarios	718.560	0	0	0	0	0	718.560
402	01	01	00	Alimentos y bebidas para personas	718.560	0	0	0	0	0	718.560
402	03	00	00	Textiles y vestuarios	894.715	0	0	0	0	0	894.715
402	03	01	00	Textiles	188.715	0	0	0	0	0	188.715
402	03	02	00	Prendas de vestir	700.000	0	0	0	0	0	700.000
402	03	03	00	Calzados	6.000	0	0	0	0	0	6.000
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	0	100.000
402	04	01	00	Cueros y pieles	8.000	0	0	0	0	0	8.000
402	04	03	00	Cauchos y tripas para vehículos	92.000	0	0	0	0	0	92.000
402	05	00	00	Productos de papel, cartón e impresos	973.703	0	0	0	0	0	973.703

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118763 570074000 IMPLEMENTACIÓN DE ACCIONES EN MATERIA DE PROTECCIÓN SOCIAL PARA PROFUNDIZAR LA TRANSFORMACIÓN SOCIO-CULTURAL Y SOCIO-POLÍTICA DE LA POBLACIÓN EN POBREZA EXTREMA Y MÁXIMA EXCLUSIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER POLÍTICAS DE PROTECCIÓN SOCIAL EN MATERIA DE PREVENCIÓN Y ATENCIÓN, DESDE UN ÁMBITO INTEGRAL, PARA GENERAR CAMBIOS SIGNIFICATIVOS EN LA TRANSFORMACIÓN DE VIDA DE LAS PERSONAS EN POBREZA EXTREMA Y CON DERECHOS VULNERADOS, EN RELACIÓN A LA SATISFACCIÓN DE SUS NECESIDADES HUMANAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.590.870

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	17.700	0	0	0	0	0	17.700
402	05	03	00	Productos de papel y cartón para oficina	868.253	0	0	0	0	0	868.253
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	87.750	0	0	0	0	0	87.750
402	06	00	00	Productos químicos y derivados	671.192	0	0	0	0	0	671.192
402	06	03	00	Tintas, pinturas y colorantes	400.630	0	0	0	0	0	400.630
402	06	06	00	Combustibles y lubricantes	85.400	0	0	0	0	0	85.400
402	06	08	00	Productos plásticos	185.162	0	0	0	0	0	185.162
402	08	00	00	Productos metálicos	215.017	0	0	0	0	0	215.017
402	08	01	00	Productos primarios de hierro y acero	3.600	0	0	0	0	0	3.600
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	88.705	0	0	0	0	0	88.705
402	08	07	00	Material de señalamiento	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	107.712	0	0	0	0	0	107.712
402	09	00	00	Productos de madera	57.500	0	0	0	0	0	57.500
402	09	99	00	Otros productos de madera	57.500	0	0	0	0	0	57.500
402	10	00	00	Productos varios y útiles diversos	1.126.344	0	0	0	0	0	1.126.344
402	10	01	00	Artículos de deporte, recreación y juguetes	169.100	0	0	0	0	0	169.100
402	10	02	00	Materiales y útiles de limpieza y aseo	56.020	0	0	0	0	0	56.020
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	155.919	0	0	0	0	0	155.919
402	10	06	00	Condecoraciones, ofrendas y similares	3.000	0	0	0	0	0	3.000
402	10	07	00	Productos de seguridad en el trabajo	11.300	0	0	0	0	0	11.300
402	10	08	00	Materiales para equipos de computación	719.885	0	0	0	0	0	719.885
402	10	11	00	Materiales eléctricos	11.120	0	0	0	0	0	11.120
402	99	00	00	Otros materiales y suministros	133.540	0	0	0	0	0	133.540
402	99	01	00	Otros materiales y suministros	133.540	0	0	0	0	0	133.540
403	**00**	**00**	**00**	**Servicios no personales**	**7.506.675**	**0**	**0**	**0**	**0**	**0**	**7.506.675**
403	01	00	00	Alquileres de inmuebles	387.000	0	0	0	0	0	387.000
403	01	01	00	Alquileres de edificios y locales	102.000	0	0	0	0	0	102.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	285.000	0	0	0	0	0	285.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118763 570074000 IMPLEMENTACIÓN DE ACCIONES EN MATERIA DE PROTECCIÓN SOCIAL PARA PROFUNDIZAR LA TRANSFORMACIÓN SOCIO-CULTURAL Y SOCIO-POLÍTICA DE LA POBLACIÓN EN POBREZA EXTREMA Y MÁXIMA EXCLUSIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER POLÍTICAS DE PROTECCIÓN SOCIAL EN MATERIA DE PREVENCIÓN Y ATENCIÓN, DESDE UN ÁMBITO INTEGRAL, PARA GENERAR CAMBIOS SIGNIFICATIVOS EN LA TRANSFORMACIÓN DE VIDA DE LAS PERSONAS EN POBREZA EXTREMA Y CON DERECHOS VULNERADOS, EN RELACIÓN A LA SATISFACCIÓN DE SUS NECESIDADES HUMANAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.590.870

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	00	00	Alquileres de maquinaria y equipos	600.000	0	0	0	0	0	600.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	600.000	0	0	0	0	0	600.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	874.000	0	0	0	0	0	874.000
403	07	01	00	Publicidad y propaganda	16.000	0	0	0	0	0	16.000
403	07	02	00	Imprenta y reproducción	58.000	0	0	0	0	0	58.000
403	07	03	00	Relaciones sociales	790.000	0	0	0	0	0	790.000
403	07	04	00	Avisos	10.000	0	0	0	0	0	10.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.750	0	0	0	0	0	3.750
403	08	02	00	Comisiones y gastos bancarios	3.750	0	0	0	0	0	3.750
403	09	00	00	Viáticos y pasajes	2.613.600	0	0	0	0	0	2.613.600
403	09	01	00	Viáticos y pasajes dentro del país	2.613.600	0	0	0	0	0	2.613.600
403	10	00	00	Servicios profesionales y técnicos	279.000	0	0	0	0	0	279.000
403	10	11	00	Servicios para la elaboración y suministro de comida	279.000	0	0	0	0	0	279.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	318.710	0	0	0	0	0	318.710
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	228.710	0	0	0	0	0	228.710
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	90.000	0	0	0	0	0	90.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	180.000	0	0	0	0	0	180.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	180.000	0	0	0	0	0	180.000
403	18	00	00	Impuestos indirectos	1.744.369	0	0	0	0	0	1.744.369
403	18	01	00	Impuesto al valor agregado	1.744.369	0	0	0	0	0	1.744.369
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	56.246	0	0	0	0	0	56.246
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	56.246	0	0	0	0	0	56.246
403	99	00	00	Otros servicios no personales	450.000	0	0	0	0	0	450.000
403	99	01	00	Otros servicios no personales	450.000	0	0	0	0	0	450.000
404	**00**	**00**	**00**	**Activos reales**	**1.511.987**	**0**	**0**	**0**	**0**	**0**	**1.511.987**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	41.515	0	0	0	0	0	41.515
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	515	0	0	0	0	0	515
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	41.000	0	0	0	0	0	41.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118763 570074000 IMPLEMENTACIÓN DE ACCIONES EN MATERIA DE PROTECCIÓN SOCIAL PARA PROFUNDIZAR LA TRANSFORMACIÓN SOCIO-CULTURAL Y SOCIO-POLÍTICA DE LA POBLACIÓN EN POBREZA EXTREMA Y MÁXIMA EXCLUSIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER POLÍTICAS DE PROTECCIÓN SOCIAL EN MATERIA DE PREVENCIÓN Y ATENCIÓN, DESDE UN ÁMBITO INTEGRAL, PARA GENERAR CAMBIOS SIGNIFICATIVOS EN LA TRANSFORMACIÓN DE VIDA DE LAS PERSONAS EN POBREZA EXTREMA Y CON DERECHOS VULNERADOS, EN RELACIÓN A LA SATISFACCIÓN DE SUS NECESIDADES HUMANAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA

META: 1.590.870

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	00	00	Equipos de transporte, tracción y elevación	750.000	0	0	0	0	0	750.000
404	04	01	00	Vehículos automotores terrestres	750.000	0	0	0	0	0	750.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	115.300	0	0	0	0	0	115.300
404	05	01	00	Equipos de telecomunicaciones	115.300	0	0	0	0	0	115.300
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	145.350	0	0	0	0	0	145.350
404	07	02	00	Equipos de enseñanza, deporte y recreación	93.150	0	0	0	0	0	93.150
404	07	06	00	Instrumentos musicales y equipos de audio	52.200	0	0	0	0	0	52.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	459.822	0	0	0	0	0	459.822
404	09	01	00	Mobiliario y equipos de oficina	99.700	0	0	0	0	0	99.700
404	09	02	00	Equipos de computación	360.122	0	0	0	0	0	360.122
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.159.678**	**0**	**0**	**0**	**0**	**0**	**10.159.678**
407	01	00	00	Transferencias y donaciones corrientes internas	10.159.678	0	0	0	0	0	10.159.678
407	01	02	00	Donaciones corrientes internas al sector privado	10.159.678	0	0	0	0	0	10.159.678
407	01	02	01	Donaciones corrientes a personas	10.159.678	0	0	0	0	0	10.159.678
				Totales	**37.400.000**	**0**	**0**	**0**	**0**	**0**	**37.400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118763 570074000 IMPLEMENTACIÓN DE ACCIONES EN MATERIA DE PROTECCIÓN SOCIAL PARA PROFUNDIZAR LA TRANSFORMACIÓN SOCIO-CULTURAL Y SOCIO-POLÍTICA DE LA POBLACIÓN EN POBREZA EXTREMA Y MÁXIMA EXCLUSIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER POLÍTICAS DE PROTECCIÓN SOCIAL EN MATERIA DE PREVENCIÓN Y ATENCIÓN, DESDE UN ÁMBITO INTEGRAL, PARA GENERAR CAMBIOS SIGNIFICATIVOS EN LA TRANSFORMACIÓN DE VIDA DE LAS PERSONAS EN POBREZA EXTREMA Y CON DERECHOS VULNERADOS, EN RELACIÓN A LA SATISFACCIÓN DE SUS NECESIDADES HUMANAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.590.870

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118763 570074000 IMPLEMENTACIÓN DE ACCIONES EN MATERIA DE PROTECCIÓN SOCIAL PARA PROFUNDIZAR LA TRANSFORMACIÓN SOCIO-CULTURAL Y SOCIO-POLÍTICA DE LA POBLACIÓN EN POBREZA EXTREMA Y MÁXIMA EXCLUSIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER POLÍTICAS DE PROTECCIÓN SOCIAL EN MATERIA DE PREVENCIÓN Y ATENCIÓN, DESDE UN ÁMBITO INTEGRAL, PARA GENERAR CAMBIOS SIGNIFICATIVOS EN LA TRANSFORMACIÓN DE VIDA DE LAS PERSONAS EN POBREZA EXTREMA Y CON DERECHOS VULNERADOS, EN RELACIÓN A LA SATISFACCIÓN DE SUS NECESIDADES HUMANAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.590.870

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570074001 PREVENIR DE MANERA INTEGRAL Y CORRESPONSABLE LOS RIESGOS DE VULNERABILIDAD EN LOS DIFERENTES GRUPOS SOCIALES.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 961.744

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.516.175**	**0**	**0**	**0**	**0**	**0**	**7.516.175**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.028.001	0	0	0	0	0	5.028.001
401	01	18	00	Remuneraciones al personal contratado	1.626.001	0	0	0	0	0	1.626.001
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.402.000	0	0	0	0	0	3.402.000
401	04	00	00	Complementos de sueldos y salarios	583.200	0	0	0	0	0	583.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	583.200	0	0	0	0	0	583.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	656.334	0	0	0	0	0	656.334
401	05	07	00	Aguinaldos al personal contratado	475.667	0	0	0	0	0	475.667
401	05	08	00	Bono vacacional al personal contratado	180.667	0	0	0	0	0	180.667
401	06	00	00	Aportes patronales y legales	227.640	0	0	0	0	0	227.640
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	162.600	0	0	0	0	0	162.600
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	32.520	0	0	0	0	0	32.520
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	32.520	0	0	0	0	0	32.520
401	07	00	00	Asistencia socio-económica	750.000	0	0	0	0	0	750.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	750.000	0	0	0	0	0	750.000
401	08	00	00	Prestaciones sociales e indemnizaciones	271.000	0	0	0	0	0	271.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	271.000	0	0	0	0	0	271.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.903.401**	**0**	**0**	**0**	**0**	**0**	**2.903.401**
402	01	00	00	Productos alimenticios y agropecuarios	340.890	0	0	0	0	0	340.890
402	01	01	00	Alimentos y bebidas para personas	340.890	0	0	0	0	0	340.890
402	03	00	00	Textiles y vestuarios	592.315	0	0	0	0	0	592.315
402	03	01	00	Textiles	186.315	0	0	0	0	0	186.315
402	03	02	00	Prendas de vestir	400.000	0	0	0	0	0	400.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118763 570074000 IMPLEMENTACIÓN DE ACCIONES EN MATERIA DE PROTECCIÓN SOCIAL PARA PROFUNDIZAR LA TRANSFORMACIÓN SOCIO-CULTURAL Y SOCIO-POLÍTICA DE LA POBLACIÓN EN POBREZA EXTREMA Y MÁXIMA EXCLUSIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER POLÍTICAS DE PROTECCIÓN SOCIAL EN MATERIA DE PREVENCIÓN Y ATENCIÓN, DESDE UN ÁMBITO INTEGRAL, PARA GENERAR CAMBIOS SIGNIFICATIVOS EN LA TRANSFORMACIÓN DE VIDA DE LAS PERSONAS EN POBREZA EXTREMA Y CON DERECHOS VULNERADOS, EN RELACIÓN A LA SATISFACCIÓN DE SUS NECESIDADES HUMANAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.590.870

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570074001 PREVENIR DE MANERA INTEGRAL Y CORRESPONSABLE LOS RIESGOS DE VULNERABILIDAD EN LOS DIFERENTES GRUPOS SOCIALES.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 961.744

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	03	00	Calzados	6.000	0	0	0	0	0	6.000
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	0	100.000
402	04	01	00	Cueros y pieles	8.000	0	0	0	0	0	8.000
402	04	03	00	Cauchos y tripas para vehículos	92.000	0	0	0	0	0	92.000
402	05	00	00	Productos de papel, cartón e impresos	649.400	0	0	0	0	0	649.400
402	05	01	00	Pulpa de madera, papel y cartón	17.700	0	0	0	0	0	17.700
402	05	03	00	Productos de papel y cartón para oficina	591.950	0	0	0	0	0	591.950
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	39.750	0	0	0	0	0	39.750
402	06	00	00	Productos químicos y derivados	390.450	0	0	0	0	0	390.450
402	06	03	00	Tintas, pinturas y colorantes	199.150	0	0	0	0	0	199.150
402	06	06	00	Combustibles y lubricantes	37.800	0	0	0	0	0	37.800
402	06	08	00	Productos plásticos	153.500	0	0	0	0	0	153.500
402	08	00	00	Productos metálicos	165.817	0	0	0	0	0	165.817
402	08	01	00	Productos primarios de hierro y acero	3.600	0	0	0	0	0	3.600
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	39.505	0	0	0	0	0	39.505
402	08	07	00	Material de señalamiento	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	107.712	0	0	0	0	0	107.712
402	09	00	00	Productos de madera	57.500	0	0	0	0	0	57.500
402	09	99	00	Otros productos de madera	57.500	0	0	0	0	0	57.500
402	10	00	00	Productos varios y útiles diversos	573.989	0	0	0	0	0	573.989
402	10	01	00	Artículos de deporte, recreación y juguetes	118.100	0	0	0	0	0	118.100
402	10	02	00	Materiales y útiles de limpieza y aseo	29.450	0	0	0	0	0	29.450
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	122.014	0	0	0	0	0	122.014

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118763 570074000 IMPLEMENTACIÓN DE ACCIONES EN MATERIA DE PROTECCIÓN SOCIAL PARA PROFUNDIZAR LA TRANSFORMACIÓN SOCIO-CULTURAL Y SOCIO-POLÍTICA DE LA POBLACIÓN EN POBREZA EXTREMA Y MÁXIMA EXCLUSIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER POLÍTICAS DE PROTECCIÓN SOCIAL EN MATERIA DE PREVENCIÓN Y ATENCIÓN, DESDE UN ÁMBITO INTEGRAL, PARA GENERAR CAMBIOS SIGNIFICATIVOS EN LA TRANSFORMACIÓN DE VIDA DE LAS PERSONAS EN POBREZA EXTREMA Y CON DERECHOS VULNERADOS, EN RELACIÓN A LA SATISFACCIÓN DE SUS NECESIDADES HUMANAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.590.870

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570074001 PREVENIR DE MANERA INTEGRAL Y CORRESPONSABLE LOS RIESGOS DE VULNERABILIDAD EN LOS DIFERENTES GRUPOS SOCIALES.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 961.744

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	3.000	0	0	0	0	0	3.000
402	10	08	00	Materiales para equipos de computación	292.425	0	0	0	0	0	292.425
402	10	11	00	Materiales eléctricos	9.000	0	0	0	0	0	9.000
402	99	00	00	Otros materiales y suministros	33.040	0	0	0	0	0	33.040
402	99	01	00	Otros materiales y suministros	33.040	0	0	0	0	0	33.040
403	**00**	**00**	**00**	**Servicios no personales**	**3.409.994**	**0**	**0**	**0**	**0**	**0**	**3.409.994**
403	01	00	00	Alquileres de inmuebles	30.000	0	0	0	0	0	30.000
403	01	01	00	Alquileres de edificios y locales	30.000	0	0	0	0	0	30.000
403	02	00	00	Alquileres de maquinaria y equipos	200.000	0	0	0	0	0	200.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	371.000	0	0	0	0	0	371.000
403	07	01	00	Publicidad y propaganda	16.000	0	0	0	0	0	16.000
403	07	02	00	Imprenta y reproducción	45.000	0	0	0	0	0	45.000
403	07	03	00	Relaciones sociales	310.000	0	0	0	0	0	310.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.500	0	0	0	0	0	1.500
403	08	02	00	Comisiones y gastos bancarios	1.500	0	0	0	0	0	1.500
403	09	00	00	Viáticos y pasajes	1.080.000	0	0	0	0	0	1.080.000
403	09	01	00	Viáticos y pasajes dentro del país	1.080.000	0	0	0	0	0	1.080.000
403	10	00	00	Servicios profesionales y técnicos	135.000	0	0	0	0	0	135.000
403	10	11	00	Servicios para la elaboración y suministro de comida	135.000	0	0	0	0	0	135.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	168.760	0	0	0	0	0	168.760
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	120.760	0	0	0	0	0	120.760
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	48.000	0	0	0	0	0	48.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118763 570074000 IMPLEMENTACIÓN DE ACCIONES EN MATERIA DE PROTECCIÓN SOCIAL PARA PROFUNDIZAR LA TRANSFORMACIÓN SOCIO-CULTURAL Y SOCIO-POLÍTICA DE LA POBLACIÓN EN POBREZA EXTREMA Y MÁXIMA EXCLUSIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER POLÍTICAS DE PROTECCIÓN SOCIAL EN MATERIA DE PREVENCIÓN Y ATENCIÓN, DESDE UN ÁMBITO INTEGRAL, PARA GENERAR CAMBIOS SIGNIFICATIVOS EN LA TRANSFORMACIÓN DE VIDA DE LAS PERSONAS EN POBREZA EXTREMA Y CON DERECHOS VULNERADOS, EN RELACIÓN A LA SATISFACCIÓN DE SUS NECESIDADES HUMANAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.590.870

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570074001 PREVENIR DE MANERA INTEGRAL Y CORRESPONSABLE LOS RIESGOS DE VULNERABILIDAD EN LOS DIFERENTES GRUPOS SOCIALES.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 961.744

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	180.000	0	0	0	0	0	180.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	180.000	0	0	0	0	0	180.000
403	18	00	00	Impuestos indirectos	954.984	0	0	0	0	0	954.984
403	18	01	00	Impuesto al valor agregado	954.984	0	0	0	0	0	954.984
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	38.750	0	0	0	0	0	38.750
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	38.750	0	0	0	0	0	38.750
403	99	00	00	Otros servicios no personales	250.000	0	0	0	0	0	250.000
403	99	01	00	Otros servicios no personales	250.000	0	0	0	0	0	250.000
404	**00**	**00**	**00**	**Activos reales**	**811.950**	**0**	**0**	**0**	**0**	0	**811.950**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	27.000	0	0	0	0	0	27.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	27.000	0	0	0	0	0	27.000
404	04	00	00	Equipos de transporte, tracción y elevación	500.000	0	0	0	0	0	500.000
404	04	01	00	Vehículos automotores terrestres	500.000	0	0	0	0	0	500.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	72.400	0	0	0	0	0	72.400
404	05	01	00	Equipos de telecomunicaciones	72.400	0	0	0	0	0	72.400
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	89.550	0	0	0	0	0	89.550
404	07	02	00	Equipos de enseñanza, deporte y recreación	37.350	0	0	0	0	0	37.350
404	07	06	00	Instrumentos musicales y equipos de audio	52.200	0	0	0	0	0	52.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	123.000	0	0	0	0	0	123.000
404	09	01	00	Mobiliario y equipos de oficina	45.000	0	0	0	0	0	45.000
404	09	02	00	Equipos de computación	78.000	0	0	0	0	0	78.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.058.480**	**0**	**0**	**0**	**0**	0	**4.058.480**
407	01	00	00	Transferencias y donaciones corrientes internas	4.058.480	0	0	0	0	0	4.058.480

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118763 570074000 IMPLEMENTACIÓN DE ACCIONES EN MATERIA DE PROTECCIÓN SOCIAL PARA PROFUNDIZAR LA TRANSFORMACIÓN SOCIO-CULTURAL Y SOCIO-POLÍTICA DE LA POBLACIÓN EN POBREZA EXTREMA Y MÁXIMA EXCLUSIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER POLÍTICAS DE PROTECCIÓN SOCIAL EN MATERIA DE PREVENCIÓN Y ATENCIÓN, DESDE UN ÁMBITO INTEGRAL, PARA GENERAR CAMBIOS SIGNIFICATIVOS EN LA TRANSFORMACIÓN DE VIDA DE LAS PERSONAS EN POBREZA EXTREMA Y CON DERECHOS VULNERADOS, EN RELACIÓN A LA SATISFACCIÓN DE SUS NECESIDADES HUMANAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.590.870

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570074001 PREVENIR DE MANERA INTEGRAL Y CORRESPONSABLE LOS RIESGOS DE VULNERABILIDAD EN LOS DIFERENTES GRUPOS SOCIALES.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 961.744

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	02	00	Donaciones corrientes internas al sector privado	4.058.480	0	0	0	0	0	4.058.480
407	01	02	01	Donaciones corrientes a personas	4.058.480	0	0	0	0	0	4.058.480
				Totales	**18.700.000**	**0**	**0**	**0**	**0**	**0**	**18.700.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118763 570074000 IMPLEMENTACIÓN DE ACCIONES EN MATERIA DE PROTECCIÓN SOCIAL PARA PROFUNDIZAR LA TRANSFORMACIÓN SOCIO-CULTURAL Y SOCIO-POLÍTICA DE LA POBLACIÓN EN POBREZA EXTREMA Y MÁXIMA EXCLUSIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER POLÍTICAS DE PROTECCIÓN SOCIAL EN MATERIA DE PREVENCIÓN Y ATENCIÓN, DESDE UN ÁMBITO INTEGRAL, PARA GENERAR CAMBIOS SIGNIFICATIVOS EN LA TRANSFORMACIÓN DE VIDA DE LAS PERSONAS EN POBREZA EXTREMA Y CON DERECHOS VULNERADOS, EN RELACIÓN A LA SATISFACCIÓN DE SUS NECESIDADES HUMANAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.590.870

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570074002 ATENDER DE MANERA INTEGRAL Y CORRESPONSABLE A LAS PERSONAS Y GRUPOS SOCIALES CON DERECHOS VULNERADOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 629.126

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.814.914**	**0**	**0**	**0**	**0**	**0**	**5.814.914**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.323.748	0	0	0	0	0	3.323.748
401	01	18	00	Remuneraciones al personal contratado	1.643.748	0	0	0	0	0	1.643.748
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.680.000	0	0	0	0	0	1.680.000
401	04	00	00	Complementos de sueldos y salarios	583.200	0	0	0	0	0	583.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	583.200	0	0	0	0	0	583.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	653.883	0	0	0	0	0	653.883
401	05	07	00	Aguinaldos al personal contratado	471.244	0	0	0	0	0	471.244
401	05	08	00	Bono vacacional al personal contratado	182.639	0	0	0	0	0	182.639
401	06	00	00	Aportes patronales y legales	230.125	0	0	0	0	0	230.125
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	164.375	0	0	0	0	0	164.375
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	32.875	0	0	0	0	0	32.875
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	32.875	0	0	0	0	0	32.875
401	07	00	00	Asistencia socio-económica	750.000	0	0	0	0	0	750.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	750.000	0	0	0	0	0	750.000
401	08	00	00	Prestaciones sociales e indemnizaciones	273.958	0	0	0	0	0	273.958
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	273.958	0	0	0	0	0	273.958
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.987.170**	**0**	**0**	0	**0**	0	**1.987.170**
402	01	00	00	Productos alimenticios y agropecuarios	377.670	0	0	0	0	0	377.670
402	01	01	00	Alimentos y bebidas para personas	377.670	0	0	0	0	0	377.670
402	03	00	00	Textiles y vestuarios	302.400	0	0	0	0	0	302.400
402	03	01	00	Textiles	2.400	0	0	0	0	0	2.400
402	03	02	00	Prendas de vestir	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118763 570074000 IMPLEMENTACIÓN DE ACCIONES EN MATERIA DE PROTECCIÓN SOCIAL PARA PROFUNDIZAR LA TRANSFORMACIÓN SOCIO-CULTURAL Y SOCIO-POLÍTICA DE LA POBLACIÓN EN POBREZA EXTREMA Y MÁXIMA EXCLUSIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER POLÍTICAS DE PROTECCIÓN SOCIAL EN MATERIA DE PREVENCIÓN Y ATENCIÓN, DESDE UN ÁMBITO INTEGRAL, PARA GENERAR CAMBIOS SIGNIFICATIVOS EN LA TRANSFORMACIÓN DE VIDA DE LAS PERSONAS EN POBREZA EXTREMA Y CON DERECHOS VULNERADOS, EN RELACIÓN A LA SATISFACCIÓN DE SUS NECESIDADES HUMANAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.590.870

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570074002 ATENDER DE MANERA INTEGRAL Y CORRESPONSABLE A LAS PERSONAS Y GRUPOS SOCIALES CON DERECHOS VULNERADOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 629.126

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	324.303	0	0	0	0	0	324.303
402	05	03	00	Productos de papel y cartón para oficina	276.303	0	0	0	0	0	276.303
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	48.000	0	0	0	0	0	48.000
402	06	00	00	Productos químicos y derivados	280.742	0	0	0	0	0	280.742
402	06	03	00	Tintas, pinturas y colorantes	201.480	0	0	0	0	0	201.480
402	06	06	00	Combustibles y lubricantes	47.600	0	0	0	0	0	47.600
402	06	08	00	Productos plásticos	31.662	0	0	0	0	0	31.662
402	08	00	00	Productos metálicos	49.200	0	0	0	0	0	49.200
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	49.200	0	0	0	0	0	49.200
402	10	00	00	Productos varios y útiles diversos	552.355	0	0	0	0	0	552.355
402	10	01	00	Artículos de deporte, recreación y juguetes	51.000	0	0	0	0	0	51.000
402	10	02	00	Materiales y útiles de limpieza y aseo	26.570	0	0	0	0	0	26.570
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	33.905	0	0	0	0	0	33.905
402	10	07	00	Productos de seguridad en el trabajo	11.300	0	0	0	0	0	11.300
402	10	08	00	Materiales para equipos de computación	427.460	0	0	0	0	0	427.460
402	10	11	00	Materiales eléctricos	2.120	0	0	0	0	0	2.120
402	99	00	00	Otros materiales y suministros	100.500	0	0	0	0	0	100.500
402	99	01	00	Otros materiales y suministros	100.500	0	0	0	0	0	100.500
403	**00**	**00**	**00**	**Servicios no personales**	**4.096.681**	**0**	**0**	**0**	**0**	**0**	**4.096.681**
403	01	00	00	Alquileres de inmuebles	357.000	0	0	0	0	0	357.000
403	01	01	00	Alquileres de edificios y locales	72.000	0	0	0	0	0	72.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	285.000	0	0	0	0	0	285.000
403	02	00	00	Alquileres de maquinaria y equipos	400.000	0	0	0	0	0	400.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118763 570074000 IMPLEMENTACIÓN DE ACCIONES EN MATERIA DE PROTECCIÓN SOCIAL PARA PROFUNDIZAR LA TRANSFORMACIÓN SOCIO-CULTURAL Y SOCIO-POLÍTICA DE LA POBLACIÓN EN POBREZA EXTREMA Y MÁXIMA EXCLUSIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER POLÍTICAS DE PROTECCIÓN SOCIAL EN MATERIA DE PREVENCIÓN Y ATENCIÓN, DESDE UN ÁMBITO INTEGRAL, PARA GENERAR CAMBIOS SIGNIFICATIVOS EN LA TRANSFORMACIÓN DE VIDA DE LAS PERSONAS EN POBREZA EXTREMA Y CON DERECHOS VULNERADOS, EN RELACIÓN A LA SATISFACCIÓN DE SUS NECESIDADES HUMANAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.590.870

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570074002 ATENDER DE MANERA INTEGRAL Y CORRESPONSABLE A LAS PERSONAS Y GRUPOS SOCIALES CON DERECHOS VULNERADOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 629.126

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	400.000	0	0	0	0	0	400.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	503.000	0	0	0	0	0	503.000
403	07	02	00	Imprenta y reproducción	13.000	0	0	0	0	0	13.000
403	07	03	00	Relaciones sociales	480.000	0	0	0	0	0	480.000
403	07	04	00	Avisos	10.000	0	0	0	0	0	10.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.250	0	0	0	0	0	2.250
403	08	02	00	Comisiones y gastos bancarios	2.250	0	0	0	0	0	2.250
403	09	00	00	Viáticos y pasajes	1.533.600	0	0	0	0	0	1.533.600
403	09	01	00	Viáticos y pasajes dentro del país	1.533.600	0	0	0	0	0	1.533.600
403	10	00	00	Servicios profesionales y técnicos	144.000	0	0	0	0	0	144.000
403	10	11	00	Servicios para la elaboración y suministro de comida	144.000	0	0	0	0	0	144.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	149.950	0	0	0	0	0	149.950
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	107.950	0	0	0	0	0	107.950
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	42.000	0	0	0	0	0	42.000
403	18	00	00	Impuestos indirectos	789.385	0	0	0	0	0	789.385
403	18	01	00	Impuesto al valor agregado	789.385	0	0	0	0	0	789.385
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	17.496	0	0	0	0	0	17.496
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	17.496	0	0	0	0	0	17.496
403	99	00	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
403	99	01	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
404	**00**	**00**	**00**	**Activos reales**	**700.037**	**0**	**0**	**0**	**0**	**0**	**700.037**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	14.515	0	0	0	0	0	14.515
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	515	0	0	0	0	0	515

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 118763 570074000 IMPLEMENTACIÓN DE ACCIONES EN MATERIA DE PROTECCIÓN SOCIAL PARA PROFUNDIZAR LA TRANSFORMACIÓN SOCIO-CULTURAL Y SOCIO-POLÍTICA DE LA POBLACIÓN EN POBREZA EXTREMA Y MÁXIMA EXCLUSIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER POLÍTICAS DE PROTECCIÓN SOCIAL EN MATERIA DE PREVENCIÓN Y ATENCIÓN, DESDE UN ÁMBITO INTEGRAL, PARA GENERAR CAMBIOS SIGNIFICATIVOS EN LA TRANSFORMACIÓN DE VIDA DE LAS PERSONAS EN POBREZA EXTREMA Y CON DERECHOS VULNERADOS, EN RELACIÓN A LA SATISFACCIÓN DE SUS NECESIDADES HUMANAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 1.590.870

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 570074002 ATENDER DE MANERA INTEGRAL Y CORRESPONSABLE A LAS PERSONAS Y GRUPOS SOCIALES CON DERECHOS VULNERADOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 629.126

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	14.000	0	0	0	0	0	14.000
404	04	00	00	Equipos de transporte, tracción y elevación	250.000	0	0	0	0	0	250.000
404	04	01	00	Vehículos automotores terrestres	250.000	0	0	0	0	0	250.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	42.900	0	0	0	0	0	42.900
404	05	01	00	Equipos de telecomunicaciones	42.900	0	0	0	0	0	42.900
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	55.800	0	0	0	0	0	55.800
404	07	02	00	Equipos de enseñanza, deporte y recreación	55.800	0	0	0	0	0	55.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	336.822	0	0	0	0	0	336.822
404	09	01	00	Mobiliario y equipos de oficina	54.700	0	0	0	0	0	54.700
404	09	02	00	Equipos de computación	282.122	0	0	0	0	0	282.122
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.101.198**	**0**	**0**	**0**	**0**	0	**6.101.198**
407	01	00	00	Transferencias y donaciones corrientes internas	6.101.198	0	0	0	0	0	6.101.198
407	01	02	00	Donaciones corrientes internas al sector privado	6.101.198	0	0	0	0	0	6.101.198
407	01	02	01	Donaciones corrientes a personas	6.101.198	0	0	0	0	0	6.101.198
				Totales	**18.700.000**	**0**	**0**	**0**	**0**	0	**18.700.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO-PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.598.385.463

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.598.385.463**	**0**	**0**	**0**	**0**	**0**	**1.598.385.463**
407	01	00	00	Transferencias y donaciones corrientes internas	1.598.385.463	0	0	0	0	0	1.598.385.463
407	01	03	00	Transferencias corrientes internas al sector público	1.598.385.463	0	0	0	0	0	1.598.385.463
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.478.185.463	0	0	0	0	0	1.478.185.463
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	55.200.000	0	0	0	0	0	55.200.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	65.000.000	0	0	0	0	0	65.000.000
				Totales	**1.598.385.463**	**0**	**0**	**0**	**0**	**0**	**1.598.385.463**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO-PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.598.385.463

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.598.385.463**	**0**	**0**	**0**	**0**	**0**	**1.598.385.463**
407	01	00	00	Transferencias y donaciones corrientes internas	1.598.385.463	0	0	0	0	0	1.598.385.463
407	01	03	00	Transferencias corrientes internas al sector público	1.598.385.463	0	0	0	0	0	1.598.385.463
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.478.185.463	0	0	0	0	0	1.478.185.463
				- A0124 Consejo Nacional para las Personas con Discapacidad (CONAPDIS)	56.160.000	0	0	0	0	0	56.160.000
				- A0305 Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)	57.000.000	0	0	0	0	0	57.000.000
				- A0326 Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)	180.000.000	0	0	0	0	0	180.000.000
				- A0480 Fundación Misión Negra Hipólita	180.000.000	0	0	0	0	0	180.000.000
				- A0487 Fundación "Misión Che Guevara"	34.249.600	0	0	0	0	0	34.249.600
				- A0910 Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)	310.000.000	0	0	0	0	0	310.000.000
				- A0950 Instituto Nacional de Servicios Sociales (INASS)	660.775.863	0	0	0	0	0	660.775.863
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	55.200.000	0	0	0	0	0	55.200.000
				- A0717 Banco del Pueblo Soberano, C.A.	55.200.000	0	0	0	0	0	55.200.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	65.000.000	0	0	0	0	0	65.000.000
				- A0842 Fondo de Desarrollo Microfinanciero (FONDEMI)	65.000.000	0	0	0	0	0	65.000.000
				Totales	**1.598.385.463**	**0**	**0**	**0**	**0**	**0**	**1.598.385.463**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO-PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.598.385.463

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 579999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CONSEJO NACIONAL PARA LAS PERSONAS CON DISCAPACIDAD (CONAPDIS)

UNIDAD DE MEDIDA: BOLÍVAR

META: 56.160.000

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA LAS PERSONAS CON DISCAPACIDAD (CONAPDIS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**56.160.000**	**0**	**0**	**0**	**0**	**0**	**56.160.000**
407	01	00	00	Transferencias y donaciones corrientes internas	56.160.000	0	0	0	0	0	56.160.000
407	01	03	00	Transferencias corrientes internas al sector público	56.160.000	0	0	0	0	0	56.160.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	56.160.000	0	0	0	0	0	56.160.000
				Totales	**56.160.000**	**0**	**0**	**0**	**0**	**0**	**56.160.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO-PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.598.385.463

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 579999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN "CENTRO DE ESTUDIOS BIOLÓGICOS SOBRE CRECIMIENTO Y DESARROLLO DE LA POBLACIÓN VENEZOLANA" (FUNDACREDESA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 57.000.000

RESPONSABLE/EJECUTOR: FUNDACIÓN CENTRO DE ESTUDIOS BIOLÓGICOS SOBRE CRECIMIENTO Y DESARROLLO DE LA POBLACIÓN VENEZOLANA (FUNDACREDESA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**57.000.000**	**0**	**0**	**0**	**0**	**0**	**57.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	57.000.000	0	0	0	0	0	57.000.000
407	01	03	00	Transferencias corrientes internas al sector público	57.000.000	0	0	0	0	0	57.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	57.000.000	0	0	0	0	0	57.000.000
				Totales	**57.000.000**	**0**	**0**	**0**	**0**	**0**	**57.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO-PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.598.385.463

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 579999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO Y PROMOCIÓN DEL PODER COMUNAL (FUNDACOMUNAL)

UNIDAD DE MEDIDA: BOLÍVAR

META: 180.000.000

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO Y PROMOCIÓN DEL PODER COMUNAL (FUNDACOMUNAL)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**180.000.000**	**0**	**0**	**0**	**0**	**0**	**180.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	180.000.000	0	0	0	0	0	180.000.000
407	01	03	00	Transferencias corrientes internas al sector público	180.000.000	0	0	0	0	0	180.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	180.000.000	0	0	0	0	0	180.000.000
				Totales	**180.000.000**	**0**	**0**	**0**	**0**	**0**	**180.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO-PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.598.385.463

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 579999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN NEGRA HIPÓLITA

UNIDAD DE MEDIDA: BOLÍVAR

META: 180.000.000

RESPONSABLE/EJECUTOR: FUNDACIÓN MISIÓN NEGRA HIPÓLITA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**180.000.000**	**0**	**0**	**0**	**0**	**0**	**180.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	180.000.000	0	0	0	0	0	180.000.000
407	01	03	00	Transferencias corrientes internas al sector público	180.000.000	0	0	0	0	0	180.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	180.000.000	0	0	0	0	0	180.000.000
				Totales	**180.000.000**	**0**	**0**	**0**	**0**	**0**	**180.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO-PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.598.385.463

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 579999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN "MISIÓN CHE GUEVARA"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 34.249.600

RESPONSABLE/EJECUTOR: FUNDACIÓN MISIÓN CHÉ GUEVARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**34.249.600**	**0**	**0**	**0**	**0**	**0**	**34.249.600**
407	01	00	00	Transferencias y donaciones corrientes internas	34.249.600	0	0	0	0	0	34.249.600
407	01	03	00	Transferencias corrientes internas al sector público	34.249.600	0	0	0	0	0	34.249.600
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	34.249.600	0	0	0	0	0	34.249.600
				Totales	**34.249.600**	**0**	**0**	**0**	**0**	**0**	**34.249.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO-PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.598.385.463

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 579999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO AUTÓNOMO CONSEJO NACIONAL DE DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES (IDENNA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 310.000.000

RESPONSABLE/EJECUTOR: INSTITUTO AUTÓNOMO CONSEJO NACIONAL DE DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES (IDENNA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**310.000.000**	**0**	**0**	**0**	**0**	**0**	**310.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	310.000.000	0	0	0	0	0	310.000.000
407	01	03	00	Transferencias corrientes internas al sector público	310.000.000	0	0	0	0	0	310.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	310.000.000	0	0	0	0	0	310.000.000
				Totales	**310.000.000**	**0**	**0**	**0**	**0**	**0**	**310.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO-PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.598.385.463

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 579999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE SERVICIOS SOCIALES (INASS)

UNIDAD DE MEDIDA: BOLÍVAR

META: 660.775.863

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE SERVICIOS SOCIALES (INASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**660.775.863**	**0**	**0**	**0**	**0**	**0**	**660.775.863**
407	01	00	00	Transferencias y donaciones corrientes internas	660.775.863	0	0	0	0	0	660.775.863
407	01	03	00	Transferencias corrientes internas al sector público	660.775.863	0	0	0	0	0	660.775.863
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	660.775.863	0	0	0	0	0	660.775.863
				Totales	**660.775.863**	**0**	**0**	**0**	**0**	**0**	**660.775.863**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO-PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.598.385.463

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 579999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE BANCO DEL PUEBLO SOBERANO, C.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 55.200.000

RESPONSABLE/EJECUTOR: BANCO DEL PUEBLO SOBERANO C.A.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**55.200.000**	**0**	**0**	**0**	**0**	**0**	**55.200.000**
407	01	00	00	Transferencias y donaciones corrientes internas	55.200.000	0	0	0	0	0	55.200.000
407	01	03	00	Transferencias corrientes internas al sector público	55.200.000	0	0	0	0	0	55.200.000
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	55.200.000	0	0	0	0	0	55.200.000
				Totales	**55.200.000**	**0**	**0**	**0**	**0**	**0**	**55.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO-PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.598.385.463

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 579999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FONDO DE DESARROLLO MICROFINANCIERO (FONDEMI)

UNIDAD DE MEDIDA: BOLÍVAR

META: 65.000.000

RESPONSABLE/EJECUTOR: FONDO DE DESARROLLO MICROFINANCIERO (FONDEMI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**65.000.000**	**0**	**0**	**0**	**0**	**0**	**65.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	65.000.000	0	0	0	0	0	65.000.000
407	01	03	00	Transferencias corrientes internas al sector público	65.000.000	0	0	0	0	0	65.000.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	65.000.000	0	0	0	0	0	65.000.000
				Totales	**65.000.000**	**0**	**0**	**0**	**0**	**0**	**65.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**586.062.010**	0	0	0	0	0	**586.062.010**
401	01	00	00	Sueldos, salarios y otras retribuciones	115.711.553	0	0	0	0	0	115.711.553
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	21.708.848	0	0	0	0	0	21.708.848
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	10.967.583	0	0	0	0	0	10.967.583
401	01	18	00	Remuneraciones al personal contratado	78.911.600	0	0	0	0	0	78.911.600
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	4.000.000	0	0	0	0	0	4.000.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	98.281	0	0	0	0	0	98.281
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.721.657	0	0	0	0	0	1.721.657
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.584.994	0	0	0	0	0	1.584.994
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	27.622	0	0	0	0	0	27.622
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	109.041	0	0	0	0	0	109.041
401	03	00	00	Primas	34.987.846	0	0	0	0	0	34.987.846
401	03	03	00	Primas por hogar a empleados	1.682.032	0	0	0	0	0	1.682.032
401	03	04	00	Primas por hijos a empleados	560.677	0	0	0	0	0	560.677
401	03	08	00	Primas de profesionalización a empleados	2.319.064	0	0	0	0	0	2.319.064
401	03	09	00	Primas por antigüedad a empleados	1.824.966	0	0	0	0	0	1.824.966
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	8.730.600	0	0	0	0	0	8.730.600
401	03	18	00	Primas por hogar a obreros	1.005.898	0	0	0	0	0	1.005.898
401	03	19	00	Primas por hijos de obreros	874.780	0	0	0	0	0	874.780
401	03	21	00	Primas por antigüedad a obreros	1.091.376	0	0	0	0	0	1.091.376
401	03	22	00	Primas de profesionalización a obreros	687.142	0	0	0	0	0	687.142
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	32.735	0	0	0	0	0	32.735
401	03	47	00	Primas al personal de alto nivel y de dirección	2.823.776	0	0	0	0	0	2.823.776
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	28.800	0	0	0	0	0	28.800
401	03	95	00	Otras primas al personal de alto nivel y de dirección	2.584.800	0	0	0	0	0	2.584.800
401	03	97	00	Otras primas a empleados	6.670.800	0	0	0	0	0	6.670.800
401	03	98	00	Otras primas a obreros	4.070.400	0	0	0	0	0	4.070.400
401	04	00	00	Complementos de sueldos y salarios	101.194.542	0	0	0	0	0	101.194.542
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	30.000	0	0	0	0	0	30.000
401	04	06	00	Complemento a empleados por comisión de servicios	1.200.000	0	0	0	0	0	1.200.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL **ACCIÓN CENTRALIZADA:** 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	18.143.000	0	0	0	0	0	18.143.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	600.000	0	0	0	0	0	600.000
401	04	18	00	Bono compensatorio de alimentación a obreros	10.448.000	0	0	0	0	0	10.448.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	890.000	0	0	0	0	0	890.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	44.168.000	0	0	0	0	0	44.168.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	27.000	0	0	0	0	0	27.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.727.000	0	0	0	0	0	2.727.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	25.241	0	0	0	0	0	25.241
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	2.052.538	0	0	0	0	0	2.052.538
401	04	96	00	Otros complementos a empleados	12.494.151	0	0	0	0	0	12.494.151
401	04	97	00	Otros complementos a obreros	6.677.308	0	0	0	0	0	6.677.308
401	04	98	00	Otros complementos al personal contratado	1.712.304	0	0	0	0	0	1.712.304
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	66.454.344	0	0	0	0	0	66.454.344
401	05	01	00	Aguinaldos a empleados	13.863.285	0	0	0	0	0	13.863.285
401	05	03	00	Bono vacacional a empleados	6.345.314	0	0	0	0	0	6.345.314
401	05	04	00	Aguinaldos a obreros	7.326.246	0	0	0	0	0	7.326.246
401	05	06	00	Bono vacacional a obreros	2.930.498	0	0	0	0	0	2.930.498
401	05	07	00	Aguinaldos al personal contratado	21.006.640	0	0	0	0	0	21.006.640
401	05	08	00	Bono vacacional al personal contratado	10.402.656	0	0	0	0	0	10.402.656
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	38.789	0	0	0	0	0	38.789
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	15.515	0	0	0	0	0	15.515
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	3.232.429	0	0	0	0	0	3.232.429
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.292.972	0	0	0	0	0	1.292.972
401	06	00	00	Aportes patronales y legales	32.043.609	0	0	0	0	0	32.043.609
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	16.647.343	0	0	0	0	0	16.647.343
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.713.235	0	0	0	0	0	1.713.235
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.478.425	0	0	0	0	0	3.478.425
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.014.635	0	0	0	0	0	3.014.635
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.043.210	0	0	0	0	0	3.043.210
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	791.235	0	0	0	0	0	791.235
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	608.642	0	0	0	0	0	608.642

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	527.490	0	0	0	0	0	527.490
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	16.112	0	0	0	0	0	16.112
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	4.189	0	0	0	0	0	4.189
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.793	0	0	0	0	0	2.793
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.342.701	0	0	0	0	0	1.342.701
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	349.102	0	0	0	0	0	349.102
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	232.735	0	0	0	0	0	232.735
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	3.222	0	0	0	0	0	3.222
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	268.540	0	0	0	0	0	268.540
401	07	00	00	Asistencia socio-económica	190.570.593	0	0	0	0	0	190.570.593
401	07	01	00	Capacitación y adiestramiento a empleados	415.800	0	0	0	0	0	415.800
401	07	02	00	Becas a empleados	3.261.625	0	0	0	0	0	3.261.625
401	07	03	00	Ayudas por matrimonio a empleados	108.000	0	0	0	0	0	108.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	144.000	0	0	0	0	0	144.000
401	07	05	00	Ayudas por defunción a empleados	240.000	0	0	0	0	0	240.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	3.080.000	0	0	0	0	0	3.080.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	12.073.173	0	0	0	0	0	12.073.173
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	80.000.000	0	0	0	0	0	80.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.450.000	0	0	0	0	0	2.450.000
401	07	10	00	Dotación de uniformes a empleados	3.000.000	0	0	0	0	0	3.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.000.000	0	0	0	0	0	3.000.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.413.500	0	0	0	0	0	3.413.500
401	07	18	00	Becas a obreros	1.000.000	0	0	0	0	0	1.000.000
401	07	19	00	Ayudas por matrimonio de obreros	118.800	0	0	0	0	0	118.800
401	07	20	00	Ayudas por nacimiento de hijos de obreros	214.000	0	0	0	0	0	214.000
401	07	21	00	Ayudas por defunción a obreros	200.000	0	0	0	0	0	200.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	3.000.000	0	0	0	0	0	3.000.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.637.449	0	0	0	0	0	2.637.449
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	22.000.000	0	0	0	0	0	22.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.000.000	0	0	0	0	0	1.000.000
401	07	26	00	Dotación de uniformes a obreros	1.392.000	0	0	0	0	0	1.392.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.064.608	0	0	0	0	0	1.064.608
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.800.000	0	0	0	0	0	1.800.000
401	07	33	00	Asistencia socio-económica al personal contratado	20.000.000	0	0	0	0	0	20.000.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	13.964	0	0	0	0	0	13.964
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	60.000	0	0	0	0	0	60.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.163.674	0	0	0	0	0	1.163.674
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.720.000	0	0	0	0	0	3.720.000
401	07	96	00	Otras subvenciones a empleados	10.000.000	0	0	0	0	0	10.000.000
401	07	97	00	Otras subvenciones a obreros	10.000.000	0	0	0	0	0	10.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	43.377.866	0	0	0	0	0	43.377.866
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	13.350.708	0	0	0	0	0	13.350.708
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	5.609.857	0	0	0	0	0	5.609.857
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	21.567.427	0	0	0	0	0	21.567.427
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	33.258	0	0	0	0	0	33.258
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.816.616	0	0	0	0	0	2.816.616
403	**00**	**00**	**00**	**Servicios no personales**	**5.200.000**	**0**	**0**	**0**	**0**	**0**	**5.200.000**
403	10	00	00	Servicios profesionales y técnicos	700.000	0	0	0	0	0	700.000
403	10	07	00	Servicios de capacitación y adiestramiento	700.000	0	0	0	0	0	700.000
403	18	00	00	Impuestos indirectos	3.500.000	0	0	0	0	0	3.500.000
403	18	01	00	Impuesto al valor agregado	3.500.000	0	0	0	0	0	3.500.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.000.000	0	0	0	0	0	1.000.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.000.000	0	0	0	0	0	1.000.000
				Totales	**591.262.010**	**0**	**0**	**0**	**0**	**0**	**591.262.010**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 570001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**586.062.010**	**0**	**0**	**0**	**0**	**0**	**586.062.010**
401	01	00	00	Sueldos, salarios y otras retribuciones	115.711.553	0	0	0	0	0	115.711.553
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	21.708.848	0	0	0	0	0	21.708.848
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	10.967.583	0	0	0	0	0	10.967.583
401	01	18	00	Remuneraciones al personal contratado	78.911.600	0	0	0	0	0	78.911.600
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	4.000.000	0	0	0	0	0	4.000.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	98.281	0	0	0	0	0	98.281
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.721.657	0	0	0	0	0	1.721.657
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.584.994	0	0	0	0	0	1.584.994
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	27.622	0	0	0	0	0	27.622
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	109.041	0	0	0	0	0	109.041
401	03	00	00	Primas	34.987.846	0	0	0	0	0	34.987.846
401	03	03	00	Primas por hogar a empleados	1.682.032	0	0	0	0	0	1.682.032
401	03	04	00	Primas por hijos a empleados	560.677	0	0	0	0	0	560.677
401	03	08	00	Primas de profesionalización a empleados	2.319.064	0	0	0	0	0	2.319.064
401	03	09	00	Primas por antigüedad a empleados	1.824.966	0	0	0	0	0	1.824.966
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	8.730.600	0	0	0	0	0	8.730.600
401	03	18	00	Primas por hogar a obreros	1.005.898	0	0	0	0	0	1.005.898
401	03	19	00	Primas por hijos de obreros	874.780	0	0	0	0	0	874.780
401	03	21	00	Primas por antigüedad a obreros	1.091.376	0	0	0	0	0	1.091.376
401	03	22	00	Primas de profesionalización a obreros	687.142	0	0	0	0	0	687.142
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	32.735	0	0	0	0	0	32.735
401	03	47	00	Primas al personal de alto nivel y de dirección	2.823.776	0	0	0	0	0	2.823.776
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	28.800	0	0	0	0	0	28.800
401	03	95	00	Otras primas al personal de alto nivel y de dirección	2.584.800	0	0	0	0	0	2.584.800

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 570001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	97	00	Otras primas a empleados	6.670.800	0	0	0	0	0	6.670.800
401	03	98	00	Otras primas a obreros	4.070.400	0	0	0	0	0	4.070.400
401	04	00	00	Complementos de sueldos y salarios	101.194.542	0	0	0	0	0	101.194.542
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	30.000	0	0	0	0	0	30.000
401	04	06	00	Complemento a empleados por comisión de servicios	1.200.000	0	0	0	0	0	1.200.000
401	04	08	00	Bono compensatorio de alimentación a empleados	18.143.000	0	0	0	0	0	18.143.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	600.000	0	0	0	0	0	600.000
401	04	18	00	Bono compensatorio de alimentación a obreros	10.448.000	0	0	0	0	0	10.448.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	890.000	0	0	0	0	0	890.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	44.168.000	0	0	0	0	0	44.168.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	27.000	0	0	0	0	0	27.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.727.000	0	0	0	0	0	2.727.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	25.241	0	0	0	0	0	25.241
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	2.052.538	0	0	0	0	0	2.052.538
401	04	96	00	Otros complementos a empleados	12.494.151	0	0	0	0	0	12.494.151
401	04	97	00	Otros complementos a obreros	6.677.308	0	0	0	0	0	6.677.308
401	04	98	00	Otros complementos al personal contratado	1.712.304	0	0	0	0	0	1.712.304
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	66.454.344	0	0	0	0	0	66.454.344
401	05	01	00	Aguinaldos a empleados	13.863.285	0	0	0	0	0	13.863.285
401	05	03	00	Bono vacacional a empleados	6.345.314	0	0	0	0	0	6.345.314
401	05	04	00	Aguinaldos a obreros	7.326.246	0	0	0	0	0	7.326.246
401	05	06	00	Bono vacacional a obreros	2.930.498	0	0	0	0	0	2.930.498
401	05	07	00	Aguinaldos al personal contratado	21.006.640	0	0	0	0	0	21.006.640
401	05	08	00	Bono vacacional al personal contratado	10.402.656	0	0	0	0	0	10.402.656
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	38.789	0	0	0	0	0	38.789
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	15.515	0	0	0	0	0	15.515
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	3.232.429	0	0	0	0	0	3.232.429

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 570001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.292.972	0	0	0	0	0	1.292.972
401	06	00	00	Aportes patronales y legales	32.043.609	0	0	0	0	0	32.043.609
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	16.647.343	0	0	0	0	0	16.647.343
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.713.235	0	0	0	0	0	1.713.235
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.478.425	0	0	0	0	0	3.478.425
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.014.635	0	0	0	0	0	3.014.635
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.043.210	0	0	0	0	0	3.043.210
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	791.235	0	0	0	0	0	791.235
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	608.642	0	0	0	0	0	608.642
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	527.490	0	0	0	0	0	527.490
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	16.112	0	0	0	0	0	16.112
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	4.189	0	0	0	0	0	4.189
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.793	0	0	0	0	0	2.793
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.342.701	0	0	0	0	0	1.342.701
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	349.102	0	0	0	0	0	349.102
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	232.735	0	0	0	0	0	232.735
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	3.222	0	0	0	0	0	3.222
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	268.540	0	0	0	0	0	268.540
401	07	00	00	Asistencia socio-económica	190.570.593	0	0	0	0	0	190.570.593
401	07	01	00	Capacitación y adiestramiento a empleados	415.800	0	0	0	0	0	415.800
401	07	02	00	Becas a empleados	3.261.625	0	0	0	0	0	3.261.625
401	07	03	00	Ayudas por matrimonio a empleados	108.000	0	0	0	0	0	108.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	144.000	0	0	0	0	0	144.000
401	07	05	00	Ayudas por defunción a empleados	240.000	0	0	0	0	0	240.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	3.080.000	0	0	0	0	0	3.080.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 570001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	12.073.173	0	0	0	0	0	12.073.173
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	80.000.000	0	0	0	0	0	80.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.450.000	0	0	0	0	0	2.450.000
401	07	10	00	Dotación de uniformes a empleados	3.000.000	0	0	0	0	0	3.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.000.000	0	0	0	0	0	3.000.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.413.500	0	0	0	0	0	3.413.500
401	07	18	00	Becas a obreros	1.000.000	0	0	0	0	0	1.000.000
401	07	19	00	Ayudas por matrimonio de obreros	118.800	0	0	0	0	0	118.800
401	07	20	00	Ayudas por nacimiento de hijos de obreros	214.000	0	0	0	0	0	214.000
401	07	21	00	Ayudas por defunción a obreros	200.000	0	0	0	0	0	200.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	3.000.000	0	0	0	0	0	3.000.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.637.449	0	0	0	0	0	2.637.449
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	22.000.000	0	0	0	0	0	22.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.000.000	0	0	0	0	0	1.000.000
401	07	26	00	Dotación de uniformes a obreros	1.392.000	0	0	0	0	0	1.392.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.064.608	0	0	0	0	0	1.064.608
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.800.000	0	0	0	0	0	1.800.000
401	07	33	00	Asistencia socio-económica al personal contratado	20.000.000	0	0	0	0	0	20.000.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	13.964	0	0	0	0	0	13.964
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	60.000	0	0	0	0	0	60.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.163.674	0	0	0	0	0	1.163.674
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.720.000	0	0	0	0	0	3.720.000
401	07	96	00	Otras subvenciones a empleados	10.000.000	0	0	0	0	0	10.000.000
401	07	97	00	Otras subvenciones a obreros	10.000.000	0	0	0	0	0	10.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	43.377.866	0	0	0	0	0	43.377.866

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 570001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	13.350.708	0	0	0	0	0	13.350.708
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	5.609.857	0	0	0	0	0	5.609.857
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	21.567.427	0	0	0	0	0	21.567.427
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	33.258	0	0	0	0	0	33.258
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.816.616	0	0	0	0	0	2.816.616
403	**00**	**00**	**00**	**Servicios no personales**	**5.200.000**	**0**	**0**	**0**	**0**	**0**	**5.200.000**
403	10	00	00	Servicios profesionales y técnicos	700.000	0	0	0	0	0	700.000
403	10	07	00	Servicios de capacitación y adiestramiento	700.000	0	0	0	0	0	700.000
403	18	00	00	Impuestos indirectos	3.500.000	0	0	0	0	0	3.500.000
403	18	01	00	Impuesto al valor agregado	3.500.000	0	0	0	0	0	3.500.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.000.000	0	0	0	0	0	1.000.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.000.000	0	0	0	0	0	1.000.000
				Totales	**591.262.010**	**0**	**0**	**0**	**0**	**0**	**591.262.010**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**43.040.084**	0	0	0	0	0	**43.040.084**
402	01	00	00	Productos alimenticios y agropecuarios	12.009.296	0	0	0	0	0	12.009.296
402	01	01	00	Alimentos y bebidas para personas	12.006.696	0	0	0	0	0	12.006.696
402	01	99	00	Otros productos alimenticios y agropecuarios	2.600	0	0	0	0	0	2.600
402	03	00	00	Textiles y vestuarios	2.421.304	0	0	0	0	0	2.421.304
402	03	01	00	Textiles	896.988	0	0	0	0	0	896.988
402	03	02	00	Prendas de vestir	1.523.170	0	0	0	0	0	1.523.170
402	03	03	00	Calzados	465	0	0	0	0	0	465
402	03	99	00	Otros productos textiles y vestuarios	681	0	0	0	0	0	681
402	04	00	00	Productos de cuero y caucho	1.021.285	0	0	0	0	0	1.021.285
402	04	02	00	Productos de cuero y sucedáneos del cuero	153.463	0	0	0	0	0	153.463
402	04	03	00	Cauchos y tripas para vehículos	865.636	0	0	0	0	0	865.636
402	04	99	00	Otros productos de cuero y caucho	2.186	0	0	0	0	0	2.186
402	05	00	00	Productos de papel, cartón e impresos	5.986.369	0	0	0	0	0	5.986.369
402	05	01	00	Pulpa de madera, papel y cartón	411.324	0	0	0	0	0	411.324
402	05	02	00	Envases y cajas de papel y cartón	342.719	0	0	0	0	0	342.719
402	05	03	00	Productos de papel y cartón para oficina	4.248.909	0	0	0	0	0	4.248.909
402	05	04	00	Libros, revistas y periódicos	285.093	0	0	0	0	0	285.093
402	05	05	00	Material de enseñanza	36.602	0	0	0	0	0	36.602
402	05	06	00	Productos de papel y cartón para computación	11.542	0	0	0	0	0	11.542
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	644.059	0	0	0	0	0	644.059
402	05	99	00	Otros productos de pulpa, papel y cartón	6.121	0	0	0	0	0	6.121
402	06	00	00	Productos químicos y derivados	5.026.666	0	0	0	0	0	5.026.666
402	06	01	00	Sustancias químicas y de uso industrial	22.400	0	0	0	0	0	22.400
402	06	02	00	Abonos, plaguicidas y otros	3.200	0	0	0	0	0	3.200
402	06	03	00	Tintas, pinturas y colorantes	2.766.181	0	0	0	0	0	2.766.181
402	06	04	00	Productos farmacéuticos y medicamentos	322.646	0	0	0	0	0	322.646
402	06	05	00	Productos de tocador	30.603	0	0	0	0	0	30.603
402	06	06	00	Combustibles y lubricantes	127.659	0	0	0	0	0	127.659
402	06	08	00	Productos plásticos	1.753.977	0	0	0	0	0	1.753.977
402	07	00	00	Productos minerales no metálicos	113.124	0	0	0	0	0	113.124
402	07	01	00	Productos de barro, loza y porcelana	13.990	0	0	0	0	0	13.990
402	07	02	00	Vidrios y productos de vidrio	24.920	0	0	0	0	0	24.920

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL **ACCIÓN CENTRALIZADA:** 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	03	00	Productos de arcilla para construcción	29.904	0	0	0	0	0	29.904
402	07	04	00	Cemento, cal y yeso	44.310	0	0	0	0	0	44.310
402	08	00	00	Productos metálicos	4.031.861	0	0	0	0	0	4.031.861
402	08	02	00	Productos de metales no ferrosos	36.724	0	0	0	0	0	36.724
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.129.990	0	0	0	0	0	1.129.990
402	08	04	00	Productos metálicos estructurales	106.769	0	0	0	0	0	106.769
402	08	07	00	Material de señalamiento	408.044	0	0	0	0	0	408.044
402	08	08	00	Material de educación	218.595	0	0	0	0	0	218.595
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.072.281	0	0	0	0	0	2.072.281
402	08	10	00	Repuestos y accesorios para otros equipos	48.965	0	0	0	0	0	48.965
402	08	99	00	Otros productos metálicos	10.493	0	0	0	0	0	10.493
402	09	00	00	Productos de madera	157.338	0	0	0	0	0	157.338
402	09	01	00	Productos primarios de madera	132.206	0	0	0	0	0	132.206
402	09	02	00	Muebles y accesorios de madera para edificaciones	14.639	0	0	0	0	0	14.639
402	09	99	00	Otros productos de madera	10.493	0	0	0	0	0	10.493
402	10	00	00	Productos varios y útiles diversos	11.472.841	0	0	0	0	0	11.472.841
402	10	01	00	Artículos de deporte, recreación y juguetes	245.520	0	0	0	0	0	245.520
402	10	02	00	Materiales y útiles de limpieza y aseo	2.148.953	0	0	0	0	0	2.148.953
402	10	03	00	Utensilios de cocina y comedor	443.218	0	0	0	0	0	443.218
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.124	0	0	0	0	0	4.124
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.023.050	0	0	0	0	0	2.023.050
402	10	06	00	Condecoraciones, ofrendas y similares	282.600	0	0	0	0	0	282.600
402	10	07	00	Productos de seguridad en el trabajo	93.513	0	0	0	0	0	93.513
402	10	08	00	Materiales para equipos de computación	4.018.753	0	0	0	0	0	4.018.753
402	10	11	00	Materiales eléctricos	1.484.751	0	0	0	0	0	1.484.751
402	10	12	00	Materiales para instalaciones sanitarias	462.314	0	0	0	0	0	462.314
402	10	13	00	Materiales fotográficos	47.450	0	0	0	0	0	47.450
402	10	99	00	Otros productos y útiles diversos	218.595	0	0	0	0	0	218.595
402	99	00	00	Otros materiales y suministros	800.000	0	0	0	0	0	800.000
402	99	01	00	Otros materiales y suministros	800.000	0	0	0	0	0	800.000
403	**00**	**00**	**00**	**Servicios no personales**	**104.963.718**	**0**	**0**	**0**	**0**	**0**	**104.963.718**
403	01	00	00	Alquileres de inmuebles	1.976.099	0	0	0	0	0	1.976.099
403	01	01	00	Alquileres de edificios y locales	1.066.744	0	0	0	0	0	1.066.744

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	02	00	Alquileres de instalaciones culturales y recreativas	909.355	0	0	0	0	0	909.355
403	02	00	00	Alquileres de maquinaria y equipos	2.285.950	0	0	0	0	0	2.285.950
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.185.950	0	0	0	0	0	2.185.950
403	02	99	00	Alquileres de otras maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	04	00	00	Servicios básicos	14.693.912	0	0	0	0	0	14.693.912
403	04	01	00	Electricidad	1.194.735	0	0	0	0	0	1.194.735
403	04	02	00	Gas	5.456	0	0	0	0	0	5.456
403	04	03	00	Agua	510.078	0	0	0	0	0	510.078
403	04	04	00	Teléfonos	11.059.552	0	0	0	0	0	11.059.552
403	04	05	00	Servicio de comunicaciones	1.329.058	0	0	0	0	0	1.329.058
403	04	06	00	Servicio de aseo urbano y domiciliario	87.893	0	0	0	0	0	87.893
403	04	07	00	Servicio de condominio	507.140	0	0	0	0	0	507.140
403	06	00	00	Servicios de transporte y almacenaje	219.176	0	0	0	0	0	219.176
403	06	01	00	Fletes y embalajes	18.755	0	0	0	0	0	18.755
403	06	02	00	Almacenaje	26.910	0	0	0	0	0	26.910
403	06	03	00	Estacionamiento	70.000	0	0	0	0	0	70.000
403	06	04	00	Peaje	1.500	0	0	0	0	0	1.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	102.011	0	0	0	0	0	102.011
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.705.628	0	0	0	0	0	17.705.628
403	07	01	00	Publicidad y propaganda	2.000.000	0	0	0	0	0	2.000.000
403	07	02	00	Imprenta y reproducción	3.852.722	0	0	0	0	0	3.852.722
403	07	03	00	Relaciones sociales	11.777.906	0	0	0	0	0	11.777.906
403	07	04	00	Avisos	75.000	0	0	0	0	0	75.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	13.991.674	0	0	0	0	0	13.991.674
403	08	01	00	Primas y gastos de seguros	11.000.000	0	0	0	0	0	11.000.000
403	08	02	00	Comisiones y gastos bancarios	2.746.848	0	0	0	0	0	2.746.848
403	08	03	00	Comisiones y gastos de adquisición de seguros	244.826	0	0	0	0	0	244.826
403	09	00	00	Viáticos y pasajes	18.962.772	0	0	0	0	0	18.962.772
403	09	01	00	Viáticos y pasajes dentro del país	12.522.639	0	0	0	0	0	12.522.639
403	09	02	00	Viáticos y pasajes fuera del país	6.440.133	0	0	0	0	0	6.440.133
403	10	00	00	Servicios profesionales y técnicos	7.045.784	0	0	0	0	0	7.045.784
403	10	09	00	Servicios de lavandería y tintorería	100.000	0	0	0	0	0	100.000
403	10	10	00	Servicios de vigilancia	2.570.677	0	0	0	0	0	2.570.677

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL **ACCIÓN CENTRALIZADA:** 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	3.375.107	0	0	0	0	0	3.375.107
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.909.310	0	0	0	0	0	6.909.310
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.809.090	0	0	0	0	0	4.809.090
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.040.220	0	0	0	0	0	2.040.220
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	60.000	0	0	0	0	0	60.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	11.500.000	0	0	0	0	0	11.500.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	11.500.000	0	0	0	0	0	11.500.000
403	18	00	00	Impuestos indirectos	9.223.413	0	0	0	0	0	9.223.413
403	18	01	00	Impuesto al valor agregado	9.223.413	0	0	0	0	0	9.223.413
403	99	00	00	Otros servicios no personales	450.000	0	0	0	0	0	450.000
403	99	01	00	Otros servicios no personales	450.000	0	0	0	0	0	450.000
404	**00**	**00**	**00**	**Activos reales**	**20.896.198**	**0**	**0**	**0**	**0**	**0**	**20.896.198**
404	01	00	00	Repuestos y reparaciones mayores	2.049.256	0	0	0	0	0	2.049.256
404	01	01	00	Repuestos mayores	1.049.256	0	0	0	0	0	1.049.256
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.049.256	0	0	0	0	0	1.049.256
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.000.000	0	0	0	0	0	1.000.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.148.757	0	0	0	0	0	1.148.757
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	30.000	0	0	0	0	0	30.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	853.757	0	0	0	0	0	853.757
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	15.000	0	0	0	0	0	15.000
404	03	05	00	Maquinaria y equipos industriales y de taller	250.000	0	0	0	0	0	250.000
404	04	00	00	Equipos de transporte, tracción y elevación	6.875.650	0	0	0	0	0	6.875.650
404	04	01	00	Vehículos automotores terrestres	6.875.650	0	0	0	0	0	6.875.650
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.500.000	0	0	0	0	0	1.500.000
404	05	01	00	Equipos de telecomunicaciones	1.500.000	0	0	0	0	0	1.500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	244.950	0	0	0	0	0	244.950
404	07	02	00	Equipos de enseñanza, deporte y recreación	200.000	0	0	0	0	0	200.000
404	07	03	00	Obras de arte	44.950	0	0	0	0	0	44.950
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.077.585	0	0	0	0	0	9.077.585
404	09	01	00	Mobiliario y equipos de oficina	2.500.803	0	0	0	0	0	2.500.803

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	5.026.782	0	0	0	0	0	5.026.782
404	09	03	00	Mobiliario y equipos de alojamiento	1.500.000	0	0	0	0	0	1.500.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**690.865.600**	**0**	**0**	**0**	**0**	**0**	**690.865.600**
407	01	00	00	Transferencias y donaciones corrientes internas	690.865.600	0	0	0	0	0	690.865.600
407	01	02	00	Donaciones corrientes internas al sector privado	26.000.000	0	0	0	0	0	26.000.000
407	01	02	01	Donaciones corrientes a personas	26.000.000	0	0	0	0	0	26.000.000
407	01	03	00	Transferencias corrientes internas al sector público	664.865.600	0	0	0	0	0	664.865.600
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	624.865.600	0	0	0	0	0	624.865.600
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	40.000.000	0	0	0	0	0	40.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**25.400.000**	**0**	**0**	**0**	**0**	**0**	**25.400.000**
411	11	00	00	Obligaciones de ejercicios anteriores	25.400.000	0	0	0	0	0	25.400.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	25.400.000	0	0	0	0	0	25.400.000
				Totales	**885.165.600**	**0**	**0**	**0**	**0**	**0**	**885.165.600**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL **ACCIÓN CENTRALIZADA:** 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**664.865.600**	**0**	**0**	**0**	**0**	**0**	**664.865.600**
407	01	00	00	Transferencias y donaciones corrientes internas	664.865.600	0	0	0	0	0	664.865.600
407	01	03	00	Transferencias corrientes internas al sector público	664.865.600	0	0	0	0	0	664.865.600
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	624.865.600	0	0	0	0	0	624.865.600
				- A0124 Consejo Nacional para las Personas con Discapacidad (CONAPDIS)	24.500.000	0	0	0	0	0	24.500.000
				- A0305 Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)	25.687.200	0	0	0	0	0	25.687.200
				- A0326 Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)	80.000.000	0	0	0	0	0	80.000.000
				- A0480 Fundación Misión Negra Hipólita	60.000.000	0	0	0	0	0	60.000.000
				- A0487 Fundación "Misión Che Guevara"	14.678.400	0	0	0	0	0	14.678.400
				- A0910 Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)	175.000.000	0	0	0	0	0	175.000.000
				- A0950 Instituto Nacional de Servicios Sociales (INASS)	155.000.000	0	0	0	0	0	155.000.000
				- A0953 Servicio Autónomo Fondo Nacional de los Consejos Comunales (SAFONACC)	90.000.000	0	0	0	0	0	90.000.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	40.000.000	0	0	0	0	0	40.000.000
				- A0842 Fondo de Desarrollo Microfinanciero (FONDEMI)	40.000.000	0	0	0	0	0	40.000.000
				Totales	**664.865.600**	**0**	**0**	**0**	**0**	**0**	**664.865.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 570002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**43.040.084**	**0**	**0**	**0**	**0**	**0**	**43.040.084**
402	01	00	00	Productos alimenticios y agropecuarios	12.009.296	0	0	0	0	0	12.009.296
402	01	01	00	Alimentos y bebidas para personas	12.006.696	0	0	0	0	0	12.006.696
402	01	99	00	Otros productos alimenticios y agropecuarios	2.600	0	0	0	0	0	2.600
402	03	00	00	Textiles y vestuarios	2.421.304	0	0	0	0	0	2.421.304
402	03	01	00	Textiles	896.988	0	0	0	0	0	896.988
402	03	02	00	Prendas de vestir	1.523.170	0	0	0	0	0	1.523.170
402	03	03	00	Calzados	465	0	0	0	0	0	465
402	03	99	00	Otros productos textiles y vestuarios	681	0	0	0	0	0	681
402	04	00	00	Productos de cuero y caucho	1.021.285	0	0	0	0	0	1.021.285
402	04	02	00	Productos de cuero y sucedáneos del cuero	153.463	0	0	0	0	0	153.463
402	04	03	00	Cauchos y tripas para vehículos	865.636	0	0	0	0	0	865.636
402	04	99	00	Otros productos de cuero y caucho	2.186	0	0	0	0	0	2.186
402	05	00	00	Productos de papel, cartón e impresos	5.986.369	0	0	0	0	0	5.986.369
402	05	01	00	Pulpa de madera, papel y cartón	411.324	0	0	0	0	0	411.324
402	05	02	00	Envases y cajas de papel y cartón	342.719	0	0	0	0	0	342.719
402	05	03	00	Productos de papel y cartón para oficina	4.248.909	0	0	0	0	0	4.248.909
402	05	04	00	Libros, revistas y periódicos	285.093	0	0	0	0	0	285.093
402	05	05	00	Material de enseñanza	36.602	0	0	0	0	0	36.602
402	05	06	00	Productos de papel y cartón para computación	11.542	0	0	0	0	0	11.542
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	644.059	0	0	0	0	0	644.059
402	05	99	00	Otros productos de pulpa, papel y cartón	6.121	0	0	0	0	0	6.121
402	06	00	00	Productos químicos y derivados	5.026.666	0	0	0	0	0	5.026.666
402	06	01	00	Sustancias químicas y de uso industrial	22.400	0	0	0	0	0	22.400
402	06	02	00	Abonos, plaguicidas y otros	3.200	0	0	0	0	0	3.200
402	06	03	00	Tintas, pinturas y colorantes	2.766.181	0	0	0	0	0	2.766.181
402	06	04	00	Productos farmacéuticos y medicamentos	322.646	0	0	0	0	0	322.646
402	06	05	00	Productos de tocador	30.603	0	0	0	0	0	30.603

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 570002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	127.659	0	0	0	0	0	127.659
402	06	08	00	Productos plásticos	1.753.977	0	0	0	0	0	1.753.977
402	07	00	00	Productos minerales no metálicos	113.124	0	0	0	0	0	113.124
402	07	01	00	Productos de barro, loza y porcelana	13.990	0	0	0	0	0	13.990
402	07	02	00	Vidrios y productos de vidrio	24.920	0	0	0	0	0	24.920
402	07	03	00	Productos de arcilla para construcción	29.904	0	0	0	0	0	29.904
402	07	04	00	Cemento, cal y yeso	44.310	0	0	0	0	0	44.310
402	08	00	00	Productos metálicos	4.031.861	0	0	0	0	0	4.031.861
402	08	02	00	Productos de metales no ferrosos	36.724	0	0	0	0	0	36.724
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.129.990	0	0	0	0	0	1.129.990
402	08	04	00	Productos metálicos estructurales	106.769	0	0	0	0	0	106.769
402	08	07	00	Material de señalamiento	408.044	0	0	0	0	0	408.044
402	08	08	00	Material de educación	218.595	0	0	0	0	0	218.595
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.072.281	0	0	0	0	0	2.072.281
402	08	10	00	Repuestos y accesorios para otros equipos	48.965	0	0	0	0	0	48.965
402	08	99	00	Otros productos metálicos	10.493	0	0	0	0	0	10.493
402	09	00	00	Productos de madera	157.338	0	0	0	0	0	157.338
402	09	01	00	Productos primarios de madera	132.206	0	0	0	0	0	132.206
402	09	02	00	Muebles y accesorios de madera para edificaciones	14.639	0	0	0	0	0	14.639
402	09	99	00	Otros productos de madera	10.493	0	0	0	0	0	10.493
402	10	00	00	Productos varios y útiles diversos	11.472.841	0	0	0	0	0	11.472.841
402	10	01	00	Artículos de deporte, recreación y juguetes	245.520	0	0	0	0	0	245.520
402	10	02	00	Materiales y útiles de limpieza y aseo	2.148.953	0	0	0	0	0	2.148.953
402	10	03	00	Utensilios de cocina y comedor	443.218	0	0	0	0	0	443.218
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.124	0	0	0	0	0	4.124
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.023.050	0	0	0	0	0	2.023.050
402	10	06	00	Condecoraciones, ofrendas y similares	282.600	0	0	0	0	0	282.600
402	10	07	00	Productos de seguridad en el trabajo	93.513	0	0	0	0	0	93.513

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 570002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	4.018.753	0	0	0	0	0	4.018.753
402	10	11	00	Materiales eléctricos	1.484.751	0	0	0	0	0	1.484.751
402	10	12	00	Materiales para instalaciones sanitarias	462.314	0	0	0	0	0	462.314
402	10	13	00	Materiales fotográficos	47.450	0	0	0	0	0	47.450
402	10	99	00	Otros productos y útiles diversos	218.595	0	0	0	0	0	218.595
402	99	00	00	Otros materiales y suministros	800.000	0	0	0	0	0	800.000
402	99	01	00	Otros materiales y suministros	800.000	0	0	0	0	0	800.000
403	**00**	**00**	**00**	**Servicios no personales**	**104.963.718**	**0**	**0**	**0**	**0**	**0**	**104.963.718**
403	01	00	00	Alquileres de inmuebles	1.976.099	0	0	0	0	0	1.976.099
403	01	01	00	Alquileres de edificios y locales	1.066.744	0	0	0	0	0	1.066.744
403	01	02	00	Alquileres de instalaciones culturales y recreativas	909.355	0	0	0	0	0	909.355
403	02	00	00	Alquileres de maquinaria y equipos	2.285.950	0	0	0	0	0	2.285.950
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.185.950	0	0	0	0	0	2.185.950
403	02	99	00	Alquileres de otras maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	04	00	00	Servicios básicos	14.693.912	0	0	0	0	0	14.693.912
403	04	01	00	Electricidad	1.194.735	0	0	0	0	0	1.194.735
403	04	02	00	Gas	5.456	0	0	0	0	0	5.456
403	04	03	00	Agua	510.078	0	0	0	0	0	510.078
403	04	04	00	Teléfonos	11.059.552	0	0	0	0	0	11.059.552
403	04	05	00	Servicio de comunicaciones	1.329.058	0	0	0	0	0	1.329.058
403	04	06	00	Servicio de aseo urbano y domiciliario	87.893	0	0	0	0	0	87.893
403	04	07	00	Servicio de condominio	507.140	0	0	0	0	0	507.140
403	06	00	00	Servicios de transporte y almacenaje	219.176	0	0	0	0	0	219.176
403	06	01	00	Fletes y embalajes	18.755	0	0	0	0	0	18.755
403	06	02	00	Almacenaje	26.910	0	0	0	0	0	26.910
403	06	03	00	Estacionamiento	70.000	0	0	0	0	0	70.000
403	06	04	00	Peaje	1.500	0	0	0	0	0	1.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	102.011	0	0	0	0	0	102.011

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 570002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.705.628	0	0	0	0	0	17.705.628
403	07	01	00	Publicidad y propaganda	2.000.000	0	0	0	0	0	2.000.000
403	07	02	00	Imprenta y reproducción	3.852.722	0	0	0	0	0	3.852.722
403	07	03	00	Relaciones sociales	11.777.906	0	0	0	0	0	11.777.906
403	07	04	00	Avisos	75.000	0	0	0	0	0	75.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	13.991.674	0	0	0	0	0	13.991.674
403	08	01	00	Primas y gastos de seguros	11.000.000	0	0	0	0	0	11.000.000
403	08	02	00	Comisiones y gastos bancarios	2.746.848	0	0	0	0	0	2.746.848
403	08	03	00	Comisiones y gastos de adquisición de seguros	244.826	0	0	0	0	0	244.826
403	09	00	00	Viáticos y pasajes	18.962.772	0	0	0	0	0	18.962.772
403	09	01	00	Viáticos y pasajes dentro del país	12.522.639	0	0	0	0	0	12.522.639
403	09	02	00	Viáticos y pasajes fuera del país	6.440.133	0	0	0	0	0	6.440.133
403	10	00	00	Servicios profesionales y técnicos	7.045.784	0	0	0	0	0	7.045.784
403	10	09	00	Servicios de lavandería y tintorería	100.000	0	0	0	0	0	100.000
403	10	10	00	Servicios de vigilancia	2.570.677	0	0	0	0	0	2.570.677
403	10	11	00	Servicios para la elaboración y suministro de comida	3.375.107	0	0	0	0	0	3.375.107
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.909.310	0	0	0	0	0	6.909.310
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.809.090	0	0	0	0	0	4.809.090
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.040.220	0	0	0	0	0	2.040.220
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	60.000	0	0	0	0	0	60.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	11.500.000	0	0	0	0	0	11.500.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	11.500.000	0	0	0	0	0	11.500.000
403	18	00	00	Impuestos indirectos	9.223.413	0	0	0	0	0	9.223.413
403	18	01	00	Impuesto al valor agregado	9.223.413	0	0	0	0	0	9.223.413
403	99	00	00	Otros servicios no personales	450.000	0	0	0	0	0	450.000
403	99	01	00	Otros servicios no personales	450.000	0	0	0	0	0	450.000
404	**00**	**00**	**00**	**Activos reales**	**20.896.198**	**0**	**0**	**0**	**0**	**0**	**20.896.198**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 570002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	2.049.256	0	0	0	0	0	2.049.256
404	01	01	00	Repuestos mayores	1.049.256	0	0	0	0	0	1.049.256
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.049.256	0	0	0	0	0	1.049.256
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.000.000	0	0	0	0	0	1.000.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.148.757	0	0	0	0	0	1.148.757
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	30.000	0	0	0	0	0	30.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	853.757	0	0	0	0	0	853.757
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	15.000	0	0	0	0	0	15.000
404	03	05	00	Maquinaria y equipos industriales y de taller	250.000	0	0	0	0	0	250.000
404	04	00	00	Equipos de transporte, tracción y elevación	6.875.650	0	0	0	0	0	6.875.650
404	04	01	00	Vehículos automotores terrestres	6.875.650	0	0	0	0	0	6.875.650
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.500.000	0	0	0	0	0	1.500.000
404	05	01	00	Equipos de telecomunicaciones	1.500.000	0	0	0	0	0	1.500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	244.950	0	0	0	0	0	244.950
404	07	02	00	Equipos de enseñanza, deporte y recreación	200.000	0	0	0	0	0	200.000
404	07	03	00	Obras de arte	44.950	0	0	0	0	0	44.950
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.077.585	0	0	0	0	0	9.077.585
404	09	01	00	Mobiliario y equipos de oficina	2.500.803	0	0	0	0	0	2.500.803
404	09	02	00	Equipos de computación	5.026.782	0	0	0	0	0	5.026.782
404	09	03	00	Mobiliario y equipos de alojamiento	1.500.000	0	0	0	0	0	1.500.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**25.400.000**	**0**	**0**	0	**0**	0	**25.400.000**
411	11	00	00	Obligaciones de ejercicios anteriores	25.400.000	0	0	0	0	0	25.400.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	25.400.000	0	0	0	0	0	25.400.000
				Totales	**194.300.000**	**0**	**0**	**0**	**0**	**0**	**194.300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 570002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**26.000.000**	**0**	**0**	**0**	**0**	**0**	**26.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	26.000.000	0	0	0	0	0	26.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	26.000.000	0	0	0	0	0	26.000.000
407	01	02	01	Donaciones corrientes a personas	26.000.000	0	0	0	0	0	26.000.000
				Totales	**26.000.000**	**0**	**0**	**0**	**0**	**0**	**26.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 570002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**664.865.600**	**0**	**0**	**0**	**0**	**0**	**664.865.600**
407	01	00	00	Transferencias y donaciones corrientes internas	664.865.600	0	0	0	0	0	664.865.600
407	01	03	00	Transferencias corrientes internas al sector público	664.865.600	0	0	0	0	0	664.865.600
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	624.865.600	0	0	0	0	0	624.865.600
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	40.000.000	0	0	0	0	0	40.000.000
				Totales	**664.865.600**	**0**	**0**	**0**	**0**	**0**	**664.865.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**178.737.990**	**0**	**0**	**0**	**0**	**0**	**178.737.990**
407	01	00	00	Transferencias y donaciones corrientes internas	178.737.990	0	0	0	0	0	178.737.990
407	01	01	00	Transferencias corrientes internas al sector privado	178.737.990	0	0	0	0	0	178.737.990
407	01	01	01	Pensiones del personal empleado, obrero y militar	19.573.556	0	0	0	0	0	19.573.556
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	66.614.508	0	0	0	0	0	66.614.508
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	6.976.423	0	0	0	0	0	6.976.423
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	10.000.000	0	0	0	0	0	10.000.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	6.332.136	0	0	0	0	0	6.332.136
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	23.211.175	0	0	0	0	0	23.211.175
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	25.000.000	0	0	0	0	0	25.000.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	21.030.192	0	0	0	0	0	21.030.192
				Totales	**178.737.990**	**0**	**0**	**0**	**0**	**0**	**178.737.990**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 570003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**178.737.990**	**0**	**0**	**0**	**0**	**0**	**178.737.990**
407	01	00	00	Transferencias y donaciones corrientes internas	178.737.990	0	0	0	0	0	178.737.990
407	01	01	00	Transferencias corrientes internas al sector privado	178.737.990	0	0	0	0	0	178.737.990
407	01	01	01	Pensiones del personal empleado, obrero y militar	19.573.556	0	0	0	0	0	19.573.556
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	66.614.508	0	0	0	0	0	66.614.508
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	6.976.423	0	0	0	0	0	6.976.423
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	10.000.000	0	0	0	0	0	10.000.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	6.332.136	0	0	0	0	0	6.332.136
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	23.211.175	0	0	0	0	0	23.211.175
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	25.000.000	0	0	0	0	0	25.000.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	21.030.192	0	0	0	0	0	21.030.192
				Totales	**178.737.990**	**0**	**0**	**0**	**0**	**0**	**178.737.990**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.459.285**	**0**	**0**	**0**	**0**	**0**	**4.459.285**
402	01	00	00	Productos alimenticios y agropecuarios	3.547.460	0	0	0	0	0	3.547.460
402	01	01	00	Alimentos y bebidas para personas	3.547.460	0	0	0	0	0	3.547.460
402	03	00	00	Textiles y vestuarios	389.436	0	0	0	0	0	389.436
402	03	02	00	Prendas de vestir	388.984	0	0	0	0	0	388.984
402	03	99	00	Otros productos textiles y vestuarios	452	0	0	0	0	0	452
402	06	00	00	Productos químicos y derivados	1.043	0	0	0	0	0	1.043
402	06	05	00	Productos de tocador	1.043	0	0	0	0	0	1.043
402	10	00	00	Productos varios y útiles diversos	521.346	0	0	0	0	0	521.346
402	10	02	00	Materiales y útiles de limpieza y aseo	167.470	0	0	0	0	0	167.470
402	10	03	00	Utensilios de cocina y comedor	353.876	0	0	0	0	0	353.876
403	**00**	**00**	**00**	**Servicios no personales**	**540.715**	**0**	**0**	**0**	**0**	**0**	**540.715**
403	18	00	00	Impuestos indirectos	540.715	0	0	0	0	0	540.715
403	18	01	00	Impuesto al valor agregado	535.714	0	0	0	0	0	535.714
403	18	99	00	Otros impuestos indirectos	5.001	0	0	0	0	0	5.001
				Totales	**5.000.000**	**0**	**0**	**0**	**0**	**0**	**5.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 570007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.459.285**	**0**	**0**	**0**	**0**	**0**	**4.459.285**
402	01	00	00	Productos alimenticios y agropecuarios	3.547.460	0	0	0	0	0	3.547.460
402	01	01	00	Alimentos y bebidas para personas	3.547.460	0	0	0	0	0	3.547.460
402	03	00	00	Textiles y vestuarios	389.436	0	0	0	0	0	389.436
402	03	02	00	Prendas de vestir	388.984	0	0	0	0	0	388.984
402	03	99	00	Otros productos textiles y vestuarios	452	0	0	0	0	0	452
402	06	00	00	Productos químicos y derivados	1.043	0	0	0	0	0	1.043
402	06	05	00	Productos de tocador	1.043	0	0	0	0	0	1.043
402	10	00	00	Productos varios y útiles diversos	521.346	0	0	0	0	0	521.346
402	10	02	00	Materiales y útiles de limpieza y aseo	167.470	0	0	0	0	0	167.470
402	10	03	00	Utensilios de cocina y comedor	353.876	0	0	0	0	0	353.876
403	**00**	**00**	**00**	**Servicios no personales**	**540.715**	**0**	**0**	**0**	**0**	**0**	**540.715**
403	18	00	00	Impuestos indirectos	540.715	0	0	0	0	0	540.715
403	18	01	00	Impuesto al valor agregado	535.714	0	0	0	0	0	535.714
403	18	99	00	Otros impuestos indirectos	5.001	0	0	0	0	0	5.001
				Totales	**5.000.000**	**0**	**0**	**0**	**0**	**0**	**5.000.000**

58

Ministerio del Poder Popular para la Mujer y la Igualdad de Género

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**120.072.800**	**0**	**0**	**0**	**0**	**0**	**120.072.800**
401	01	00	00	Sueldos, salarios y otras retribuciones	16.951.753	0	0	0	0	0	16.951.753
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.161.472	0	0	0	0	0	1.161.472
401	01	03	00	Suplencias a empleados	92.786	0	0	0	0	0	92.786
401	01	09	00	Remuneraciones al personal en período de disponibilidad	120.087	0	0	0	0	0	120.087
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.880.597	0	0	0	0	0	1.880.597
401	01	13	00	Suplencias a obreros	19.901	0	0	0	0	0	19.901
401	01	18	00	Remuneraciones al personal contratado	11.890.025	0	0	0	0	0	11.890.025
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	35.027	0	0	0	0	0	35.027
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.751.858	0	0	0	0	0	1.751.858
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.010.094	0	0	0	0	0	1.010.094
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	54.366	0	0	0	0	0	54.366
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	955.728	0	0	0	0	0	955.728
401	03	00	00	Primas	24.973.957	0	0	0	0	0	24.973.957
401	03	02	00	Primas de transporte a empleados	246.000	0	0	0	0	0	246.000
401	03	08	00	Primas de profesionalización a empleados	115.793	0	0	0	0	0	115.793
401	03	09	00	Primas por antigüedad a empleados	356.692	0	0	0	0	0	356.692
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.245.295	0	0	0	0	0	3.245.295
401	03	17	00	Primas de transporte a obreros	390.000	0	0	0	0	0	390.000
401	03	21	00	Primas por antigüedad a obreros	218.008	0	0	0	0	0	218.008
401	03	22	00	Primas de profesionalización a obreros	12.500	0	0	0	0	0	12.500
401	03	37	00	Primas de transporte al personal contratado	2.280.000	0	0	0	0	0	2.280.000
401	03	40	00	Primas de profesionalización al personal contratado	875.452	0	0	0	0	0	875.452
401	03	41	00	Primas por antigüedad al personal contratado	1.634.728	0	0	0	0	0	1.634.728
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	48.000	0	0	0	0	0	48.000
401	03	47	00	Primas al personal de alto nivel y de dirección	2.308.140	0	0	0	0	0	2.308.140
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	34.022	0	0	0	0	0	34.022
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.773.487	0	0	0	0	0	1.773.487
401	03	96	00	Otras primas al personal contratado	9.471.375	0	0	0	0	0	9.471.375
401	03	97	00	Otras primas a empleados	929.178	0	0	0	0	0	929.178

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	98	00	Otras primas a obreros	1.035.287	0	0	0	0	0	1.035.287
401	04	00	00	Complementos de sueldos y salarios	12.611.274	0	0	0	0	0	12.611.274
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	7.821	0	0	0	0	0	7.821
401	04	06	00	Complemento a empleados por comisión de servicios	871.150	0	0	0	0	0	871.150
401	04	08	00	Bono compensatorio de alimentación a empleados	800.280	0	0	0	0	0	800.280
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	28.628	0	0	0	0	0	28.628
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	104.943	0	0	0	0	0	104.943
401	04	18	00	Bono compensatorio de alimentación a obreros	1.368.900	0	0	0	0	0	1.368.900
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	36.792	0	0	0	0	0	36.792
401	04	26	00	Bono compensatorio de alimentación al personal contratado	8.065.980	0	0	0	0	0	8.065.980
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	21.060	0	0	0	0	0	21.060
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.305.720	0	0	0	0	0	1.305.720
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	16.772.019	0	0	0	0	0	16.772.019
401	05	01	00	Aguinaldos a empleados	1.188.320	0	0	0	0	0	1.188.320
401	05	03	00	Bono vacacional a empleados	475.327	0	0	0	0	0	475.327
401	05	04	00	Aguinaldos a obreros	1.122.015	0	0	0	0	0	1.122.015
401	05	06	00	Bono vacacional a obreros	448.807	0	0	0	0	0	448.807
401	05	07	00	Aguinaldos al personal contratado	7.242.704	0	0	0	0	0	7.242.704
401	05	08	00	Bono vacacional al personal contratado	2.897.082	0	0	0	0	0	2.897.082
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	47.615	0	0	0	0	0	47.615
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	19.046	0	0	0	0	0	19.046
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.379.359	0	0	0	0	0	2.379.359
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	951.744	0	0	0	0	0	951.744
401	06	00	00	Aportes patronales y legales	7.340.207	0	0	0	0	0	7.340.207
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	427.795	0	0	0	0	0	427.795
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	128.339	0	0	0	0	0	128.339
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	85.559	0	0	0	0	0	85.559
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	85.559	0	0	0	0	0	85.559
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	403.925	0	0	0	0	0	403.925
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	121.177	0	0	0	0	0	121.177

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	80.786	0	0	0	0	0	80.786
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	80.786	0	0	0	0	0	80.786
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.607.374	0	0	0	0	0	2.607.374
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	523.621	0	0	0	0	0	523.621
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	17.142	0	0	0	0	0	17.142
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	5.142	0	0	0	0	0	5.142
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.428	0	0	0	0	0	3.428
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	856.569	0	0	0	0	0	856.569
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	256.970	0	0	0	0	0	256.970
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	171.314	0	0	0	0	0	171.314
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	3.428	0	0	0	0	0	3.428
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	171.314	0	0	0	0	0	171.314
401	06	95	00	Otros aportes legales por personal contratado	786.358	0	0	0	0	0	786.358
401	06	96	00	Otros aportes legales por empleados	523.621	0	0	0	0	0	523.621
401	07	00	00	Asistencia socio-económica	29.764.596	0	0	0	0	0	29.764.596
401	07	02	00	Becas a empleados	80.000	0	0	0	0	0	80.000
401	07	03	00	Ayudas por matrimonio a empleados	20.000	0	0	0	0	0	20.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	16.000	0	0	0	0	0	16.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	427.795	0	0	0	0	0	427.795
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	15.492.444	0	0	0	0	0	15.492.444
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	63.000	0	0	0	0	0	63.000
401	07	10	00	Dotación de uniformes a empleados	2.994.600	0	0	0	0	0	2.994.600
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	207.334	0	0	0	0	0	207.334
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	152.000	0	0	0	0	0	152.000
401	07	17	00	Capacitación y adiestramiento a obreros	64.000	0	0	0	0	0	64.000
401	07	19	00	Ayudas por matrimonio de obreros	30.000	0	0	0	0	0	30.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	26.000	0	0	0	0	0	26.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	403.925	0	0	0	0	0	403.925
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos	2.153.514	0	0	0	0	0	2.153.514

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				funerarios por obreros							
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	138.000	0	0	0	0	0	138.000
401	07	26	00	Dotación de uniformes a obreros	403.000	0	0	0	0	0	403.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	226.772	0	0	0	0	0	226.772
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	66.000	0	0	0	0	0	66.000
401	07	33	00	Asistencia socio-económica al personal contratado	4.978.501	0	0	0	0	0	4.978.501
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	17.142	0	0	0	0	0	17.142
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	64.000	0	0	0	0	0	64.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	12.000	0	0	0	0	0	12.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	856.569	0	0	0	0	0	856.569
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	3.000	0	0	0	0	0	3.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	66.000	0	0	0	0	0	66.000
401	07	96	00	Otras subvenciones a empleados	669.000	0	0	0	0	0	669.000
401	07	97	00	Otras subvenciones a obreros	132.000	0	0	0	0	0	132.000
401	08	00	00	Prestaciones sociales e indemnizaciones	10.648.900	0	0	0	0	0	10.648.900
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.056.283	0	0	0	0	0	1.056.283
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	997.347	0	0	0	0	0	997.347
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.437.959	0	0	0	0	0	6.437.959
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	42.325	0	0	0	0	0	42.325
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.114.986	0	0	0	0	0	2.114.986
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.918.742**	**0**	**0**	**0**	**0**	**0**	**20.918.742**
402	01	00	00	Productos alimenticios y agropecuarios	1.214.057	0	0	0	0	0	1.214.057
402	01	01	00	Alimentos y bebidas para personas	1.214.057	0	0	0	0	0	1.214.057
402	03	00	00	Textiles y vestuarios	2.948.768	0	0	0	0	0	2.948.768
402	03	02	00	Prendas de vestir	2.947.268	0	0	0	0	0	2.947.268
402	03	03	00	Calzados	1.500	0	0	0	0	0	1.500
402	04	00	00	Productos de cuero y caucho	500.138	0	0	0	0	0	500.138
402	04	03	00	Cauchos y tripas para vehículos	500.138	0	0	0	0	0	500.138
402	05	00	00	Productos de papel, cartón e impresos	5.070.930	0	0	0	0	0	5.070.930

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	510.935	0	0	0	0	0	510.935
402	05	02	00	Envases y cajas de papel y cartón	659.088	0	0	0	0	0	659.088
402	05	03	00	Productos de papel y cartón para oficina	2.232.654	0	0	0	0	0	2.232.654
402	05	04	00	Libros, revistas y periódicos	112.094	0	0	0	0	0	112.094
402	05	05	00	Material de enseñanza	109.500	0	0	0	0	0	109.500
402	05	06	00	Productos de papel y cartón para computación	268.659	0	0	0	0	0	268.659
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	997.350	0	0	0	0	0	997.350
402	05	99	00	Otros productos de pulpa, papel y cartón	180.650	0	0	0	0	0	180.650
402	06	00	00	Productos químicos y derivados	2.820.378	0	0	0	0	0	2.820.378
402	06	03	00	Tintas, pinturas y colorantes	2.001.850	0	0	0	0	0	2.001.850
402	06	04	00	Productos farmacéuticos y medicamentos	16.953	0	0	0	0	0	16.953
402	06	05	00	Productos de tocador	2.400	0	0	0	0	0	2.400
402	06	06	00	Combustibles y lubricantes	237.794	0	0	0	0	0	237.794
402	06	08	00	Productos plásticos	561.381	0	0	0	0	0	561.381
402	08	00	00	Productos metálicos	671.051	0	0	0	0	0	671.051
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	405.649	0	0	0	0	0	405.649
402	08	09	00	Repuestos y accesorios para equipos de transporte	80.249	0	0	0	0	0	80.249
402	08	10	00	Repuestos y accesorios para otros equipos	185.153	0	0	0	0	0	185.153
402	10	00	00	Productos varios y útiles diversos	7.047.165	0	0	0	0	0	7.047.165
402	10	01	00	Artículos de deporte, recreación y juguetes	98.600	0	0	0	0	0	98.600
402	10	02	00	Materiales y útiles de limpieza y aseo	870.340	0	0	0	0	0	870.340
402	10	03	00	Utensilios de cocina y comedor	6.591	0	0	0	0	0	6.591
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.269.593	0	0	0	0	0	1.269.593
402	10	06	00	Condecoraciones, ofrendas y similares	426.300	0	0	0	0	0	426.300
402	10	07	00	Productos de seguridad en el trabajo	16.829	0	0	0	0	0	16.829
402	10	08	00	Materiales para equipos de computación	3.364.933	0	0	0	0	0	3.364.933
402	10	09	00	Especies timbradas y valores	1.200	0	0	0	0	0	1.200
402	10	11	00	Materiales eléctricos	380.540	0	0	0	0	0	380.540
402	10	12	00	Materiales para instalaciones sanitarias	12.000	0	0	0	0	0	12.000
402	10	13	00	Materiales fotográficos	1.200	0	0	0	0	0	1.200
402	10	99	00	Otros productos y útiles diversos	599.039	0	0	0	0	0	599.039

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	646.255	0	0	0	0	0	646.255
402	99	01	00	Otros materiales y suministros	646.255	0	0	0	0	0	646.255
403	**00**	**00**	**00**	**Servicios no personales**	**44.278.854**	**0**	**0**	**0**	**0**	**0**	**44.278.854**
403	01	00	00	Alquileres de inmuebles	5.792.986	0	0	0	0	0	5.792.986
403	01	01	00	Alquileres de edificios y locales	5.573.896	0	0	0	0	0	5.573.896
403	01	02	00	Alquileres de instalaciones culturales y recreativas	219.090	0	0	0	0	0	219.090
403	02	00	00	Alquileres de maquinaria y equipos	873.710	0	0	0	0	0	873.710
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	818.510	0	0	0	0	0	818.510
403	02	99	00	Alquileres de otras maquinaria y equipos	55.200	0	0	0	0	0	55.200
403	03	00	00	Derechos sobre bienes intangibles	5.000	0	0	0	0	0	5.000
403	03	03	00	Paquetes y programas de computación	5.000	0	0	0	0	0	5.000
403	04	00	00	Servicios básicos	1.329.866	0	0	0	0	0	1.329.866
403	04	01	00	Electricidad	87.280	0	0	0	0	0	87.280
403	04	03	00	Agua	7.860	0	0	0	0	0	7.860
403	04	04	00	Teléfonos	990.326	0	0	0	0	0	990.326
403	04	05	00	Servicio de comunicaciones	150.800	0	0	0	0	0	150.800
403	04	06	00	Servicio de aseo urbano y domiciliario	29.000	0	0	0	0	0	29.000
403	04	07	00	Servicio de condominio	64.600	0	0	0	0	0	64.600
403	06	00	00	Servicios de transporte y almacenaje	299.803	0	0	0	0	0	299.803
403	06	01	00	Fletes y embalajes	145.203	0	0	0	0	0	145.203
403	06	03	00	Estacionamiento	154.600	0	0	0	0	0	154.600
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.092.024	0	0	0	0	0	5.092.024
403	07	01	00	Publicidad y propaganda	1.471.083	0	0	0	0	0	1.471.083
403	07	02	00	Imprenta y reproducción	1.616.772	0	0	0	0	0	1.616.772
403	07	03	00	Relaciones sociales	1.787.306	0	0	0	0	0	1.787.306
403	07	04	00	Avisos	216.863	0	0	0	0	0	216.863
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	4.277.280	0	0	0	0	0	4.277.280
403	08	01	00	Primas y gastos de seguros	664.500	0	0	0	0	0	664.500
403	08	02	00	Comisiones y gastos bancarios	12.780	0	0	0	0	0	12.780
403	08	03	00	Comisiones y gastos de adquisición de seguros	3.600.000	0	0	0	0	0	3.600.000
403	09	00	00	Viáticos y pasajes	7.842.396	0	0	0	0	0	7.842.396

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	6.700.514	0	0	0	0	0	6.700.514
403	09	02	00	Viáticos y pasajes fuera del país	1.141.882	0	0	0	0	0	1.141.882
403	10	00	00	Servicios profesionales y técnicos	5.144.166	0	0	0	0	0	5.144.166
403	10	07	00	Servicios de capacitación y adiestramiento	1.000.000	0	0	0	0	0	1.000.000
403	10	11	00	Servicios para la elaboración y suministro de comida	2.920.063	0	0	0	0	0	2.920.063
403	10	99	00	Otros servicios profesionales y técnicos	1.224.103	0	0	0	0	0	1.224.103
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	590.903	0	0	0	0	0	590.903
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	522.303	0	0	0	0	0	522.303
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	68.600	0	0	0	0	0	68.600
403	12	00	00	Conservación y reparaciones menores de obras	1.083.059	0	0	0	0	0	1.083.059
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.083.059	0	0	0	0	0	1.083.059
403	15	00	00	Servicios fiscales	600	0	0	0	0	0	600
403	15	02	00	Tasas y otros derechos obligatorios	600	0	0	0	0	0	600
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.500.000	0	0	0	0	0	1.500.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.500.000	0	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	8.395.968	0	0	0	0	0	8.395.968
403	18	01	00	Impuesto al valor agregado	8.395.968	0	0	0	0	0	8.395.968
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	231.238	0	0	0	0	0	231.238
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	231.238	0	0	0	0	0	231.238
403	99	00	00	Otros servicios no personales	1.819.855	0	0	0	0	0	1.819.855
403	99	01	00	Otros servicios no personales	1.819.855	0	0	0	0	0	1.819.855
404	**00**	**00**	**00**	**Activos reales**	**13.339.901**	**0**	**0**	**0**	**0**	**0**	**13.339.901**
404	01	00	00	Repuestos y reparaciones mayores	435.510	0	0	0	0	0	435.510
404	01	01	00	Repuestos mayores	429.510	0	0	0	0	0	429.510
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	243.974	0	0	0	0	0	243.974
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	122.896	0	0	0	0	0	122.896
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	3.250	0	0	0	0	0	3.250
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	3.500	0	0	0	0	0	3.500
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	55.890	0	0	0	0	0	55.890
404	01	02	00	Reparaciones mayores de maquinaria y equipos	6.000	0	0	0	0	0	6.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	6.000	0	0	0	0	0	6.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	451.557	0	0	0	0	0	451.557
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	451.557	0	0	0	0	0	451.557
404	04	00	00	Equipos de transporte, tracción y elevación	1.881.775	0	0	0	0	0	1.881.775
404	04	01	00	Vehículos automotores terrestres	1.881.775	0	0	0	0	0	1.881.775
404	05	00	00	Equipos de comunicaciones y de señalamiento	760.811	0	0	0	0	0	760.811
404	05	01	00	Equipos de telecomunicaciones	460.811	0	0	0	0	0	460.811
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	0	300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	490.075	0	0	0	0	0	490.075
404	07	02	00	Equipos de enseñanza, deporte y recreación	490.075	0	0	0	0	0	490.075
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.314.060	0	0	0	0	0	8.314.060
404	09	01	00	Mobiliario y equipos de oficina	3.908.284	0	0	0	0	0	3.908.284
404	09	02	00	Equipos de computación	2.538.979	0	0	0	0	0	2.538.979
404	09	03	00	Mobiliario y equipos de alojamiento	1.507.140	0	0	0	0	0	1.507.140
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	359.657	0	0	0	0	0	359.657
404	12	00	00	Activos intangibles	200.000	0	0	0	0	0	200.000
404	12	04	00	Paquetes y programas de computación	200.000	0	0	0	0	0	200.000
404	99	00	00	Otros activos reales	806.113	0	0	0	0	0	806.113
404	99	01	00	Otros activos reales	806.113	0	0	0	0	0	806.113
405	**00**	**00**	**00**	**Activos financieros**	**72.605.960**	**0**	**0**	**0**	**0**	**0**	**72.605.960**
405	01	00	00	Aportes en acciones y participaciones de capital	72.605.960	0	0	0	0	0	72.605.960
405	01	02	00	Aportes en acciones y participaciones de capital al sector público	72.605.960	0	0	0	0	0	72.605.960
405	01	02	05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	72.605.960	0	0	0	0	0	72.605.960
407	**00**	**00**	**00**	**Transferencias y donaciones**	**160.914.928**	**0**	**0**	**0**	**0**	**0**	**160.914.928**
407	01	00	00	Transferencias y donaciones corrientes internas	160.914.928	0	0	0	0	0	160.914.928
407	01	02	00	Donaciones corrientes internas al sector privado	2.400.000	0	0	0	0	0	2.400.000
407	01	02	01	Donaciones corrientes a personas	2.400.000	0	0	0	0	0	2.400.000
407	01	03	00	Transferencias corrientes internas al sector público	158.410.203	0	0	0	0	0	158.410.203
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	127.524.041	0	0	0	0	0	127.524.041
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	30.886.162	0	0	0	0	0	30.886.162
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	104.725	0	0	0	0	0	104.725

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	83.725	0	0	0	0	0	83.725
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	21.000	0	0	0	0	0	21.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.000.000	0	0	0	0	0	2.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.500.000	0	0	0	0	0	1.500.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	500.000	0	0	0	0	0	500.000
				Totales	**434.131.185**	**0**	**0**	**0**	**0**	**0**	**434.131.185**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÍA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**61.201.698**	**0**	**0**	**0**	**0**	**0**	**61.201.698**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.689.449	0	0	0	0	0	8.689.449
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	508.604	0	0	0	0	0	508.604
401	01	03	00	Suplencias a empleados	15.927	0	0	0	0	0	15.927
401	01	09	00	Remuneraciones al personal en período de disponibilidad	56.512	0	0	0	0	0	56.512
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	539.467	0	0	0	0	0	539.467
401	01	13	00	Suplencias a obreros	19.901	0	0	0	0	0	19.901
401	01	18	00	Remuneraciones al personal contratado	6.701.365	0	0	0	0	0	6.701.365
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	847.673	0	0	0	0	0	847.673
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	471.902	0	0	0	0	0	471.902
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	471.902	0	0	0	0	0	471.902
401	03	00	00	Primas	12.606.836	0	0	0	0	0	12.606.836
401	03	02	00	Primas de transporte a empleados	108.000	0	0	0	0	0	108.000
401	03	08	00	Primas de profesionalización a empleados	53.073	0	0	0	0	0	53.073
401	03	09	00	Primas por antigüedad a empleados	113.761	0	0	0	0	0	113.761
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.409.280	0	0	0	0	0	1.409.280
401	03	17	00	Primas de transporte a obreros	114.000	0	0	0	0	0	114.000
401	03	21	00	Primas por antigüedad a obreros	69.180	0	0	0	0	0	69.180
401	03	37	00	Primas de transporte al personal contratado	1.296.000	0	0	0	0	0	1.296.000
401	03	40	00	Primas de profesionalización al personal contratado	477.942	0	0	0	0	0	477.942
401	03	41	00	Primas por antigüedad al personal contratado	953.841	0	0	0	0	0	953.841
401	03	47	00	Primas al personal de alto nivel y de dirección	1.085.340	0	0	0	0	0	1.085.340
401	03	95	00	Otras primas al personal de alto nivel y de dirección	858.139	0	0	0	0	0	858.139
401	03	96	00	Otras primas al personal contratado	5.364.690	0	0	0	0	0	5.364.690
401	03	97	00	Otras primas a empleados	406.883	0	0	0	0	0	406.883
401	03	98	00	Otras primas a obreros	296.707	0	0	0	0	0	296.707
401	04	00	00	Complementos de sueldos y salarios	6.434.893	0	0	0	0	0	6.434.893
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.985	0	0	0	0	0	2.985

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÍA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	06	00	Complemento a empleados por comisión de servicios	435.575	0	0	0	0	0	435.575
401	04	08	00	Bono compensatorio de alimentación a empleados	379.080	0	0	0	0	0	379.080
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	10.073	0	0	0	0	0	10.073
401	04	18	00	Bono compensatorio de alimentación a obreros	400.140	0	0	0	0	0	400.140
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	26.280	0	0	0	0	0	26.280
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.548.960	0	0	0	0	0	4.548.960
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	631.800	0	0	0	0	0	631.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.482.140	0	0	0	0	0	8.482.140
401	05	01	00	Aguinaldos a empleados	486.645	0	0	0	0	0	486.645
401	05	03	00	Bono vacacional a empleados	194.658	0	0	0	0	0	194.658
401	05	04	00	Aguinaldos a obreros	322.341	0	0	0	0	0	322.341
401	05	06	00	Bono vacacional a obreros	128.937	0	0	0	0	0	128.937
401	05	07	00	Aguinaldos al personal contratado	4.107.815	0	0	0	0	0	4.107.815
401	05	08	00	Bono vacacional al personal contratado	1.643.126	0	0	0	0	0	1.643.126
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.141.870	0	0	0	0	0	1.141.870
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	456.748	0	0	0	0	0	456.748
401	06	00	00	Aportes patronales y legales	3.716.345	0	0	0	0	0	3.716.345
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	175.192	0	0	0	0	0	175.192
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	52.558	0	0	0	0	0	52.558
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	35.038	0	0	0	0	0	35.038
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	35.038	0	0	0	0	0	35.038
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	116.043	0	0	0	0	0	116.043
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	34.813	0	0	0	0	0	34.813
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	23.209	0	0	0	0	0	23.209
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	23.209	0	0	0	0	0	23.209
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.478.813	0	0	0	0	0	1.478.813
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	297.909	0	0	0	0	0	297.909

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÍA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	411.073	0	0	0	0	0	411.073
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	123.322	0	0	0	0	0	123.322
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	82.214	0	0	0	0	0	82.214
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	82.214	0	0	0	0	0	82.214
401	06	95	00	Otros aportes legales por personal contratado	447.791	0	0	0	0	0	447.791
401	06	96	00	Otros aportes legales por empleados	297.909	0	0	0	0	0	297.909
401	07	00	00	Asistencia socio-económica	15.414.647	0	0	0	0	0	15.414.647
401	07	02	00	Becas a empleados	28.000	0	0	0	0	0	28.000
401	07	03	00	Ayudas por matrimonio a empleados	2.000	0	0	0	0	0	2.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	0	2.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	175.192	0	0	0	0	0	175.192
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	8.421.204	0	0	0	0	0	8.421.204
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	18.000	0	0	0	0	0	18.000
401	07	10	00	Dotación de uniformes a empleados	1.630.600	0	0	0	0	0	1.630.600
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	71.271	0	0	0	0	0	71.271
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	72.000	0	0	0	0	0	72.000
401	07	17	00	Capacitación y adiestramiento a obreros	20.000	0	0	0	0	0	20.000
401	07	19	00	Ayudas por matrimonio de obreros	12.000	0	0	0	0	0	12.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	12.000	0	0	0	0	0	12.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	116.043	0	0	0	0	0	116.043
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	674.982	0	0	0	0	0	674.982
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	45.000	0	0	0	0	0	45.000
401	07	26	00	Dotación de uniformes a obreros	117.800	0	0	0	0	0	117.800
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	64.792	0	0	0	0	0	64.792
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	24.000	0	0	0	0	0	24.000
401	07	33	00	Asistencia socio-económica al personal contratado	2.957.690	0	0	0	0	0	2.957.690
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	36.000	0	0	0	0	0	36.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÍA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	411.073	0	0	0	0	0	411.073
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	39.000	0	0	0	0	0	39.000
401	07	96	00	Otras subvenciones a empleados	411.000	0	0	0	0	0	411.000
401	07	97	00	Otras subvenciones a obreros	51.000	0	0	0	0	0	51.000
401	08	00	00	Prestaciones sociales e indemnizaciones	5.385.486	0	0	0	0	0	5.385.486
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	432.573	0	0	0	0	0	432.573
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	286.526	0	0	0	0	0	286.526
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.651.391	0	0	0	0	0	3.651.391
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.014.996	0	0	0	0	0	1.014.996
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.887.221**	**0**	**0**	**0**	**0**	**0**	**7.887.221**
402	01	00	00	Productos alimenticios y agropecuarios	433.989	0	0	0	0	0	433.989
402	01	01	00	Alimentos y bebidas para personas	433.989	0	0	0	0	0	433.989
402	03	00	00	Textiles y vestuarios	1.747.349	0	0	0	0	0	1.747.349
402	03	02	00	Prendas de vestir	1.747.349	0	0	0	0	0	1.747.349
402	04	00	00	Productos de cuero y caucho	129.628	0	0	0	0	0	129.628
402	04	03	00	Cauchos y tripas para vehículos	129.628	0	0	0	0	0	129.628
402	05	00	00	Productos de papel, cartón e impresos	1.481.433	0	0	0	0	0	1.481.433
402	05	01	00	Pulpa de madera, papel y cartón	139.302	0	0	0	0	0	139.302
402	05	02	00	Envases y cajas de papel y cartón	281.379	0	0	0	0	0	281.379
402	05	03	00	Productos de papel y cartón para oficina	324.595	0	0	0	0	0	324.595
402	05	04	00	Libros, revistas y periódicos	109.094	0	0	0	0	0	109.094
402	05	05	00	Material de enseñanza	52.500	0	0	0	0	0	52.500
402	05	06	00	Productos de papel y cartón para computación	268.659	0	0	0	0	0	268.659
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	125.254	0	0	0	0	0	125.254
402	05	99	00	Otros productos de pulpa, papel y cartón	180.650	0	0	0	0	0	180.650
402	06	00	00	Productos químicos y derivados	1.132.373	0	0	0	0	0	1.132.373
402	06	03	00	Tintas, pinturas y colorantes	715.726	0	0	0	0	0	715.726

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÌA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	134.919	0	0	0	0	0	134.919
402	06	08	00	Productos plásticos	281.728	0	0	0	0	0	281.728
402	08	00	00	Productos metálicos	147.786	0	0	0	0	0	147.786
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	61.916	0	0	0	0	0	61.916
402	08	10	00	Repuestos y accesorios para otros equipos	85.870	0	0	0	0	0	85.870
402	10	00	00	Productos varios y útiles diversos	2.301.205	0	0	0	0	0	2.301.205
402	10	01	00	Artículos de deporte, recreación y juguetes	95.600	0	0	0	0	0	95.600
402	10	02	00	Materiales y útiles de limpieza y aseo	441.660	0	0	0	0	0	441.660
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	297.501	0	0	0	0	0	297.501
402	10	06	00	Condecoraciones, ofrendas y similares	22.000	0	0	0	0	0	22.000
402	10	08	00	Materiales para equipos de computación	1.100.933	0	0	0	0	0	1.100.933
402	10	11	00	Materiales eléctricos	81.596	0	0	0	0	0	81.596
402	10	99	00	Otros productos y útiles diversos	261.915	0	0	0	0	0	261.915
402	99	00	00	Otros materiales y suministros	513.458	0	0	0	0	0	513.458
402	99	01	00	Otros materiales y suministros	513.458	0	0	0	0	0	513.458
403	**00**	**00**	**00**	**Servicios no personales**	**11.058.615**	**0**	**0**	**0**	**0**	**0**	**11.058.615**
403	01	00	00	Alquileres de inmuebles	1.391.270	0	0	0	0	0	1.391.270
403	01	01	00	Alquileres de edificios y locales	1.338.880	0	0	0	0	0	1.338.880
403	01	02	00	Alquileres de instalaciones culturales y recreativas	52.390	0	0	0	0	0	52.390
403	02	00	00	Alquileres de maquinaria y equipos	220.110	0	0	0	0	0	220.110
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	220.110	0	0	0	0	0	220.110
403	04	00	00	Servicios básicos	147.806	0	0	0	0	0	147.806
403	04	01	00	Electricidad	50.000	0	0	0	0	0	50.000
403	04	04	00	Teléfonos	76.806	0	0	0	0	0	76.806
403	04	07	00	Servicio de condominio	21.000	0	0	0	0	0	21.000
403	06	00	00	Servicios de transporte y almacenaje	93.903	0	0	0	0	0	93.903
403	06	01	00	Fletes y embalajes	73.903	0	0	0	0	0	73.903
403	06	03	00	Estacionamiento	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÍA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.440.069	0	0	0	0	0	2.440.069
403	07	01	00	Publicidad y propaganda	774.783	0	0	0	0	0	774.783
403	07	02	00	Imprenta y reproducción	1.115.372	0	0	0	0	0	1.115.372
403	07	03	00	Relaciones sociales	479.211	0	0	0	0	0	479.211
403	07	04	00	Avisos	70.703	0	0	0	0	0	70.703
403	09	00	00	Viáticos y pasajes	2.530.048	0	0	0	0	0	2.530.048
403	09	01	00	Viáticos y pasajes dentro del país	2.184.666	0	0	0	0	0	2.184.666
403	09	02	00	Viáticos y pasajes fuera del país	345.382	0	0	0	0	0	345.382
403	10	00	00	Servicios profesionales y técnicos	940.666	0	0	0	0	0	940.666
403	10	11	00	Servicios para la elaboración y suministro de comida	889.563	0	0	0	0	0	889.563
403	10	99	00	Otros servicios profesionales y técnicos	51.103	0	0	0	0	0	51.103
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	73.903	0	0	0	0	0	73.903
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	73.903	0	0	0	0	0	73.903
403	12	00	00	Conservación y reparaciones menores de obras	409.903	0	0	0	0	0	409.903
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	409.903	0	0	0	0	0	409.903
403	18	00	00	Impuestos indirectos	2.326.034	0	0	0	0	0	2.326.034
403	18	01	00	Impuesto al valor agregado	2.326.034	0	0	0	0	0	2.326.034
403	99	00	00	Otros servicios no personales	484.903	0	0	0	0	0	484.903
403	99	01	00	Otros servicios no personales	484.903	0	0	0	0	0	484.903
404	**00**	**00**	**00**	**Activos reales**	**4.883.601**	**0**	**0**	**0**	**0**	**0**	**4.883.601**
404	01	00	00	Repuestos y reparaciones mayores	243.974	0	0	0	0	0	243.974
404	01	01	00	Repuestos mayores	243.974	0	0	0	0	0	243.974
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	243.974	0	0	0	0	0	243.974
404	04	00	00	Equipos de transporte, tracción y elevación	594.975	0	0	0	0	0	594.975
404	04	01	00	Vehículos automotores terrestres	594.975	0	0	0	0	0	594.975
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	317.286	0	0	0	0	0	317.286
404	07	02	00	Equipos de enseñanza, deporte y recreación	317.286	0	0	0	0	0	317.286
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.044.365	0	0	0	0	0	3.044.365

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÍA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	1.037.740	0	0	0	0	0	1.037.740
404	09	02	00	Equipos de computación	1.111.615	0	0	0	0	0	1.111.615
404	09	03	00	Mobiliario y equipos de alojamiento	785.353	0	0	0	0	0	785.353
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	109.657	0	0	0	0	0	109.657
404	99	00	00	Otros activos reales	683.001	0	0	0	0	0	683.001
404	99	01	00	Otros activos reales	683.001	0	0	0	0	0	683.001
				Totales	**85.031.135**	**0**	**0**	**0**	**0**	**0**	**85.031.135**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÍA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÍA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580023001 1. CONSOLIDAR LA PARTICIPACIÓN PROTAGÓNICA Y FORMACIÓN SOCIALISTA FEMINISTA

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA DEL MPP PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares)						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**61.201.698**	0	0	0	0	0	**61.201.698**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.689.449	0	0	0	0	0	8.689.449
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	508.604	0	0	0	0	0	508.604
401	01	03	00	Suplencias a empleados	15.927	0	0	0	0	0	15.927
401	01	09	00	Remuneraciones al personal en período de disponibilidad	56.512	0	0	0	0	0	56.512
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	539.467	0	0	0	0	0	539.467
401	01	13	00	Suplencias a obreros	19.901	0	0	0	0	0	19.901
401	01	18	00	Remuneraciones al personal contratado	6.701.365	0	0	0	0	0	6.701.365
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	847.673	0	0	0	0	0	847.673
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	471.902	0	0	0	0	0	471.902
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	471.902	0	0	0	0	0	471.902
401	03	00	00	Primas	12.606.836	0	0	0	0	0	12.606.836
401	03	02	00	Primas de transporte a empleados	108.000	0	0	0	0	0	108.000
401	03	08	00	Primas de profesionalización a empleados	53.073	0	0	0	0	0	53.073
401	03	09	00	Primas por antigüedad a empleados	113.761	0	0	0	0	0	113.761
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.409.280	0	0	0	0	0	1.409.280
401	03	17	00	Primas de transporte a obreros	114.000	0	0	0	0	0	114.000
401	03	21	00	Primas por antigüedad a obreros	69.180	0	0	0	0	0	69.180
401	03	37	00	Primas de transporte al personal contratado	1.296.000	0	0	0	0	0	1.296.000
401	03	40	00	Primas de profesionalización al personal contratado	477.942	0	0	0	0	0	477.942
401	03	41	00	Primas por antigüedad al personal contratado	953.841	0	0	0	0	0	953.841
401	03	47	00	Primas al personal de alto nivel y de dirección	1.085.340	0	0	0	0	0	1.085.340

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÍA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580023001 1. CONSOLIDAR LA PARTICIPACIÓN PROTAGÓNICA Y FORMACIÓN SOCIALISTA FEMINISTA

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA DEL MPP PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	95	00	Otras primas al personal de alto nivel y de dirección	858.139	0	0	0	0	0	858.139
401	03	96	00	Otras primas al personal contratado	5.364.690	0	0	0	0	0	5.364.690
401	03	97	00	Otras primas a empleados	406.883	0	0	0	0	0	406.883
401	03	98	00	Otras primas a obreros	296.707	0	0	0	0	0	296.707
401	04	00	00	Complementos de sueldos y salarios	6.434.893	0	0	0	0	0	6.434.893
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.985	0	0	0	0	0	2.985
401	04	06	00	Complemento a empleados por comisión de servicios	435.575	0	0	0	0	0	435.575
401	04	08	00	Bono compensatorio de alimentación a empleados	379.080	0	0	0	0	0	379.080
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	10.073	0	0	0	0	0	10.073
401	04	18	00	Bono compensatorio de alimentación a obreros	400.140	0	0	0	0	0	400.140
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	26.280	0	0	0	0	0	26.280
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.548.960	0	0	0	0	0	4.548.960
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	631.800	0	0	0	0	0	631.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.482.140	0	0	0	0	0	8.482.140
401	05	01	00	Aguinaldos a empleados	486.645	0	0	0	0	0	486.645
401	05	03	00	Bono vacacional a empleados	194.658	0	0	0	0	0	194.658
401	05	04	00	Aguinaldos a obreros	322.341	0	0	0	0	0	322.341
401	05	06	00	Bono vacacional a obreros	128.937	0	0	0	0	0	128.937
401	05	07	00	Aguinaldos al personal contratado	4.107.815	0	0	0	0	0	4.107.815
401	05	08	00	Bono vacacional al personal contratado	1.643.126	0	0	0	0	0	1.643.126
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.141.870	0	0	0	0	0	1.141.870
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	456.748	0	0	0	0	0	456.748

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÍA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580023001 1. CONSOLIDAR LA PARTICIPACIÓN PROTAGÓNICA Y FORMACIÓN SOCIALISTA FEMINISTA

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA DEL MPP PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	3.716.345	0	0	0	0	0	3.716.345
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	175.192	0	0	0	0	0	175.192
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	52.558	0	0	0	0	0	52.558
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	35.038	0	0	0	0	0	35.038
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	35.038	0	0	0	0	0	35.038
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	116.043	0	0	0	0	0	116.043
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	34.813	0	0	0	0	0	34.813
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	23.209	0	0	0	0	0	23.209
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	23.209	0	0	0	0	0	23.209
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.478.813	0	0	0	0	0	1.478.813
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	297.909	0	0	0	0	0	297.909
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	411.073	0	0	0	0	0	411.073
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	123.322	0	0	0	0	0	123.322
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	82.214	0	0	0	0	0	82.214
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	82.214	0	0	0	0	0	82.214
401	06	95	00	Otros aportes legales por personal contratado	447.791	0	0	0	0	0	447.791
401	06	96	00	Otros aportes legales por empleados	297.909	0	0	0	0	0	297.909
401	07	00	00	Asistencia socio-económica	15.414.647	0	0	0	0	0	15.414.647
401	07	02	00	Becas a empleados	28.000	0	0	0	0	0	28.000
401	07	03	00	Ayudas por matrimonio a empleados	2.000	0	0	0	0	0	2.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÍA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580023001 1. CONSOLIDAR LA PARTICIPACIÓN PROTAGÓNICA Y FORMACIÓN SOCIALISTA FEMINISTA

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA DEL MPP PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	175.192	0	0	0	0	0	175.192
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	8.421.204	0	0	0	0	0	8.421.204
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	18.000	0	0	0	0	0	18.000
401	07	10	00	Dotación de uniformes a empleados	1.630.600	0	0	0	0	0	1.630.600
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	71.271	0	0	0	0	0	71.271
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	72.000	0	0	0	0	0	72.000
401	07	17	00	Capacitación y adiestramiento a obreros	20.000	0	0	0	0	0	20.000
401	07	19	00	Ayudas por matrimonio de obreros	12.000	0	0	0	0	0	12.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	12.000	0	0	0	0	0	12.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	116.043	0	0	0	0	0	116.043
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	674.982	0	0	0	0	0	674.982
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	45.000	0	0	0	0	0	45.000
401	07	26	00	Dotación de uniformes a obreros	117.800	0	0	0	0	0	117.800
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	64.792	0	0	0	0	0	64.792
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	24.000	0	0	0	0	0	24.000
401	07	33	00	Asistencia socio-económica al personal contratado	2.957.690	0	0	0	0	0	2.957.690
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	36.000	0	0	0	0	0	36.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	411.073	0	0	0	0	0	411.073
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	39.000	0	0	0	0	0	39.000
401	07	96	00	Otras subvenciones a empleados	411.000	0	0	0	0	0	411.000
401	07	97	00	Otras subvenciones a obreros	51.000	0	0	0	0	0	51.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÍA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580023001 1. CONSOLIDAR LA PARTICIPACIÓN PROTAGÓNICA Y FORMACIÓN SOCIALISTA FEMINISTA

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA DEL MPP PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	5.385.486	0	0	0	0	0	5.385.486
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	432.573	0	0	0	0	0	432.573
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	286.526	0	0	0	0	0	286.526
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.651.391	0	0	0	0	0	3.651.391
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.014.996	0	0	0	0	0	1.014.996
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**3.529.177**	0	0	0	0	0	**3.529.177**
402	01	00	00	Productos alimenticios y agropecuarios	66.803	0	0	0	0	0	66.803
402	01	01	00	Alimentos y bebidas para personas	66.803	0	0	0	0	0	66.803
402	03	00	00	Textiles y vestuarios	543.414	0	0	0	0	0	543.414
402	03	02	00	Prendas de vestir	543.414	0	0	0	0	0	543.414
402	04	00	00	Productos de cuero y caucho	129.628	0	0	0	0	0	129.628
402	04	03	00	Cauchos y tripas para vehículos	129.628	0	0	0	0	0	129.628
402	05	00	00	Productos de papel, cartón e impresos	235.563	0	0	0	0	0	235.563
402	05	01	00	Pulpa de madera, papel y cartón	44.174	0	0	0	0	0	44.174
402	05	02	00	Envases y cajas de papel y cartón	46.129	0	0	0	0	0	46.129
402	05	03	00	Productos de papel y cartón para oficina	145.260	0	0	0	0	0	145.260
402	06	00	00	Productos químicos y derivados	813.361	0	0	0	0	0	813.361
402	06	03	00	Tintas, pinturas y colorantes	663.694	0	0	0	0	0	663.694
402	06	06	00	Combustibles y lubricantes	75.749	0	0	0	0	0	75.749
402	06	08	00	Productos plásticos	73.918	0	0	0	0	0	73.918
402	08	00	00	Productos metálicos	147.786	0	0	0	0	0	147.786
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	61.916	0	0	0	0	0	61.916

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÍA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580023001 1. CONSOLIDAR LA PARTICIPACIÓN PROTAGÓNICA Y FORMACIÓN SOCIALISTA FEMINISTA

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA DEL MPP PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	85.870	0	0	0	0	0	85.870
402	10	00	00	Productos varios y útiles diversos	1.561.664	0	0	0	0	0	1.561.664
402	10	02	00	Materiales y útiles de limpieza y aseo	352.760	0	0	0	0	0	352.760
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	260.007	0	0	0	0	0	260.007
402	10	08	00	Materiales para equipos de computación	805.386	0	0	0	0	0	805.386
402	10	11	00	Materiales eléctricos	81.596	0	0	0	0	0	81.596
402	10	99	00	Otros productos y útiles diversos	61.915	0	0	0	0	0	61.915
402	99	00	00	Otros materiales y suministros	30.958	0	0	0	0	0	30.958
402	99	01	00	Otros materiales y suministros	30.958	0	0	0	0	0	30.958
403	**00**	**00**	**00**	**Servicios no personales**	**4.790.662**	**0**	**0**	**0**	**0**	**0**	**4.790.662**
403	04	00	00	Servicios básicos	147.806	0	0	0	0	0	147.806
403	04	01	00	Electricidad	50.000	0	0	0	0	0	50.000
403	04	04	00	Teléfonos	76.806	0	0	0	0	0	76.806
403	04	07	00	Servicio de condominio	21.000	0	0	0	0	0	21.000
403	06	00	00	Servicios de transporte y almacenaje	93.903	0	0	0	0	0	93.903
403	06	01	00	Fletes y embalajes	73.903	0	0	0	0	0	73.903
403	06	03	00	Estacionamiento	20.000	0	0	0	0	0	20.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.495.934	0	0	0	0	0	1.495.934
403	07	01	00	Publicidad y propaganda	549.899	0	0	0	0	0	549.899
403	07	02	00	Imprenta y reproducción	754.903	0	0	0	0	0	754.903
403	07	03	00	Relaciones sociales	138.829	0	0	0	0	0	138.829
403	07	04	00	Avisos	52.303	0	0	0	0	0	52.303
403	09	00	00	Viáticos y pasajes	901.903	0	0	0	0	0	901.903

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÍA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580023001 1. CONSOLIDAR LA PARTICIPACIÓN PROTAGÓNICA Y FORMACIÓN SOCIALISTA FEMINISTA

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA DEL MPP PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	901.903	0	0	0	0	0	901.903
403	10	00	00	Servicios profesionales y técnicos	341.006	0	0	0	0	0	341.006
403	10	11	00	Servicios para la elaboración y suministro de comida	289.903	0	0	0	0	0	289.903
403	10	99	00	Otros servicios profesionales y técnicos	51.103	0	0	0	0	0	51.103
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	73.903	0	0	0	0	0	73.903
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	73.903	0	0	0	0	0	73.903
403	12	00	00	Conservación y reparaciones menores de obras	409.903	0	0	0	0	0	409.903
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	409.903	0	0	0	0	0	409.903
403	18	00	00	Impuestos indirectos	976.401	0	0	0	0	0	976.401
403	18	01	00	Impuesto al valor agregado	976.401	0	0	0	0	0	976.401
403	99	00	00	Otros servicios no personales	349.903	0	0	0	0	0	349.903
403	99	01	00	Otros servicios no personales	349.903	0	0	0	0	0	349.903
404	**00**	**00**	**00**	**Activos reales**	**2.056.942**	**0**	**0**	**0**	**0**	0	**2.056.942**
404	01	00	00	Repuestos y reparaciones mayores	243.974	0	0	0	0	0	243.974
404	01	01	00	Repuestos mayores	243.974	0	0	0	0	0	243.974
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	243.974	0	0	0	0	0	243.974
404	04	00	00	Equipos de transporte, tracción y elevación	594.975	0	0	0	0	0	594.975
404	04	01	00	Vehículos automotores terrestres	594.975	0	0	0	0	0	594.975
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	253.502	0	0	0	0	0	253.502
404	07	02	00	Equipos de enseñanza, deporte y recreación	253.502	0	0	0	0	0	253.502
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	865.180	0	0	0	0	0	865.180
404	09	01	00	Mobiliario y equipos de oficina	182.745	0	0	0	0	0	182.745

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÍA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580023001 1. CONSOLIDAR LA PARTICIPACIÓN PROTAGÓNICA Y FORMACIÓN SOCIALISTA FEMINISTA

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA DEL MPP PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	546.615	0	0	0	0	0	546.615
404	09	03	00	Mobiliario y equipos de alojamiento	135.820	0	0	0	0	0	135.820
404	99	00	00	Otros activos reales	99.311	0	0	0	0	0	99.311
404	99	01	00	Otros activos reales	99.311	0	0	0	0	0	99.311
				Totales	**71.578.479**	**0**	**0**	**0**	**0**	**0**	**71.578.479**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÍA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580023002 2. COORDINACIÓN DEL VICEMINISTERIO CON ORGANISMOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ESTADAL, MUNICIPAL Y LOCAL, PARA FOMENTAR LA TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS INSTITUCIONES PÚBLICAS.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 904

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.535.470**	**0**	**0**	**0**	**0**	**0**	**3.535.470**
402	01	00	00	Productos alimenticios y agropecuarios	285.059	0	0	0	0	0	285.059
402	01	01	00	Alimentos y bebidas para personas	285.059	0	0	0	0	0	285.059
402	03	00	00	Textiles y vestuarios	853.935	0	0	0	0	0	853.935
402	03	02	00	Prendas de vestir	853.935	0	0	0	0	0	853.935
402	05	00	00	Productos de papel, cartón e impresos	907.933	0	0	0	0	0	907.933
402	05	01	00	Pulpa de madera, papel y cartón	58.123	0	0	0	0	0	58.123
402	05	02	00	Envases y cajas de papel y cartón	202.977	0	0	0	0	0	202.977
402	05	03	00	Productos de papel y cartón para oficina	179.335	0	0	0	0	0	179.335
402	05	04	00	Libros, revistas y periódicos	109.094	0	0	0	0	0	109.094
402	05	05	00	Material de enseñanza	52.500	0	0	0	0	0	52.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	125.254	0	0	0	0	0	125.254
402	05	99	00	Otros productos de pulpa, papel y cartón	180.650	0	0	0	0	0	180.650
402	06	00	00	Productos químicos y derivados	266.502	0	0	0	0	0	266.502
402	06	03	00	Tintas, pinturas y colorantes	52.032	0	0	0	0	0	52.032
402	06	06	00	Combustibles y lubricantes	59.170	0	0	0	0	0	59.170
402	06	08	00	Productos plásticos	155.300	0	0	0	0	0	155.300
402	10	00	00	Productos varios y útiles diversos	739.541	0	0	0	0	0	739.541
402	10	01	00	Artículos de deporte, recreación y juguetes	95.600	0	0	0	0	0	95.600
402	10	02	00	Materiales y útiles de limpieza y aseo	88.900	0	0	0	0	0	88.900
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	37.494	0	0	0	0	0	37.494
402	10	06	00	Condecoraciones, ofrendas y similares	22.000	0	0	0	0	0	22.000
402	10	08	00	Materiales para equipos de computación	295.547	0	0	0	0	0	295.547

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÍA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580023002 2. COORDINACIÓN DEL VICEMINISTERIO CON ORGANISMOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ESTADAL, MUNICIPAL Y LOCAL, PARA FOMENTAR LA TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS INSTITUCIONES PÚBLICAS.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 904

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	200.000	0	0	0	0	0	200.000
402	99	00	00	Otros materiales y suministros	482.500	0	0	0	0	0	482.500
402	99	01	00	Otros materiales y suministros	482.500	0	0	0	0	0	482.500
403	**00**	**00**	**00**	**Servicios no personales**	**2.367.199**	**0**	**0**	**0**	**0**	0	**2.367.199**
403	01	00	00	Alquileres de inmuebles	130.720	0	0	0	0	0	130.720
403	01	01	00	Alquileres de edificios y locales	78.330	0	0	0	0	0	78.330
403	01	02	00	Alquileres de instalaciones culturales y recreativas	52.390	0	0	0	0	0	52.390
403	02	00	00	Alquileres de maquinaria y equipos	220.110	0	0	0	0	0	220.110
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	220.110	0	0	0	0	0	220.110
403	07	00	00	Servicios de información, impresión y relaciones públicas	553.050	0	0	0	0	0	553.050
403	07	01	00	Publicidad y propaganda	159.330	0	0	0	0	0	159.330
403	07	02	00	Imprenta y reproducción	99.496	0	0	0	0	0	99.496
403	07	03	00	Relaciones sociales	275.824	0	0	0	0	0	275.824
403	07	04	00	Avisos	18.400	0	0	0	0	0	18.400
403	09	00	00	Viáticos y pasajes	335.275	0	0	0	0	0	335.275
403	09	01	00	Viáticos y pasajes dentro del país	335.275	0	0	0	0	0	335.275
403	10	00	00	Servicios profesionales y técnicos	249.660	0	0	0	0	0	249.660
403	10	11	00	Servicios para la elaboración y suministro de comida	249.660	0	0	0	0	0	249.660
403	18	00	00	Impuestos indirectos	743.384	0	0	0	0	0	743.384
403	18	01	00	Impuesto al valor agregado	743.384	0	0	0	0	0	743.384
403	99	00	00	Otros servicios no personales	135.000	0	0	0	0	0	135.000
403	99	01	00	Otros servicios no personales	135.000	0	0	0	0	0	135.000
404	**00**	**00**	**00**	**Activos reales**	**1.541.814**	**0**	**0**	**0**	**0**	0	**1.541.814**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÍA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580023002 2. COORDINACIÓN DEL VICEMINISTERIO CON ORGANISMOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ESTADAL, MUNICIPAL Y LOCAL, PARA FOMENTAR LA TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS INSTITUCIONES PÚBLICAS.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 904

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	958.124	0	0	0	0	0	958.124
404	09	01	00	Mobiliario y equipos de oficina	538.944	0	0	0	0	0	538.944
404	09	03	00	Mobiliario y equipos de alojamiento	309.523	0	0	0	0	0	309.523
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	109.657	0	0	0	0	0	109.657
404	99	00	00	Otros activos reales	583.690	0	0	0	0	0	583.690
404	99	01	00	Otros activos reales	583.690	0	0	0	0	0	583.690
				Totales	**7.444.483**	**0**	**0**	**0**	**0**	**0**	**7.444.483**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÍA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580023003 3. PARTICIPACIÓN DEL VICEMINISTERIO EN REPRESENTACIÓN DEL MINMUJER, EN ACTIVIDADES DE CARÁCTER INTERNACIONAL PROGRAMADAS, CON EL FIN DE DIFUNDIR LOS AVANCES OBTENIDOS EN MATERIA DE IGUALDAD DE GÉNERO E INTERCAMBIAR EXPERIENCIAS CON LOS DEMÁS PAÍSES U ORGANIZACIONES PARTICIPANTES EN TALES EVENTOS.

UNIDAD DE MEDIDA: INFORME **META:** 5

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.357.655**	0	0	0	0	0	**1.357.655**
403	07	00	00	Servicios de información, impresión y relaciones públicas	190.415	0	0	0	0	0	190.415
403	07	02	00	Imprenta y reproducción	190.415	0	0	0	0	0	190.415
403	09	00	00	Viáticos y pasajes	686.766	0	0	0	0	0	686.766
403	09	01	00	Viáticos y pasajes dentro del país	341.384	0	0	0	0	0	341.384
403	09	02	00	Viáticos y pasajes fuera del país	345.382	0	0	0	0	0	345.382
403	10	00	00	Servicios profesionales y técnicos	350.000	0	0	0	0	0	350.000
403	10	11	00	Servicios para la elaboración y suministro de comida	350.000	0	0	0	0	0	350.000
403	18	00	00	Impuestos indirectos	130.474	0	0	0	0	0	130.474
403	18	01	00	Impuesto al valor agregado	130.474	0	0	0	0	0	130.474
				Totales	**1.357.655**	**0**	**0**	**0**	**0**	**0**	**1.357.655**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÍA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580023004 4. SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LA GESTIÓN DE LAS DIRECCIONES DE LOS ESTADOS.

UNIDAD DE MEDIDA: VISITA **META:** 25

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**822.574**	**0**	**0**	**0**	**0**	**0**	**822.574**
402	01	00	00	Productos alimenticios y agropecuarios	82.127	0	0	0	0	0	82.127
402	01	01	00	Alimentos y bebidas para personas	82.127	0	0	0	0	0	82.127
402	03	00	00	Textiles y vestuarios	350.000	0	0	0	0	0	350.000
402	03	02	00	Prendas de vestir	350.000	0	0	0	0	0	350.000
402	05	00	00	Productos de papel, cartón e impresos	337.937	0	0	0	0	0	337.937
402	05	01	00	Pulpa de madera, papel y cartón	37.005	0	0	0	0	0	37.005
402	05	02	00	Envases y cajas de papel y cartón	32.273	0	0	0	0	0	32.273
402	05	06	00	Productos de papel y cartón para computación	268.659	0	0	0	0	0	268.659
402	06	00	00	Productos químicos y derivados	52.510	0	0	0	0	0	52.510
402	06	08	00	Productos plásticos	52.510	0	0	0	0	0	52.510
403	**00**	**00**	**00**	**Servicios no personales**	**2.543.099**	**0**	**0**	**0**	**0**	**0**	**2.543.099**
403	01	00	00	Alquileres de inmuebles	1.260.550	0	0	0	0	0	1.260.550
403	01	01	00	Alquileres de edificios y locales	1.260.550	0	0	0	0	0	1.260.550
403	07	00	00	Servicios de información, impresión y relaciones públicas	200.670	0	0	0	0	0	200.670
403	07	01	00	Publicidad y propaganda	65.554	0	0	0	0	0	65.554
403	07	02	00	Imprenta y reproducción	70.558	0	0	0	0	0	70.558
403	07	03	00	Relaciones sociales	64.558	0	0	0	0	0	64.558
403	09	00	00	Viáticos y pasajes	606.104	0	0	0	0	0	606.104
403	09	01	00	Viáticos y pasajes dentro del país	606.104	0	0	0	0	0	606.104
403	18	00	00	Impuestos indirectos	475.775	0	0	0	0	0	475.775
403	18	01	00	Impuesto al valor agregado	475.775	0	0	0	0	0	475.775
404	**00**	**00**	**00**	**Activos reales**	**1.284.845**	**0**	**0**	**0**	**0**	**0**	**1.284.845**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117712 580023000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN PROTAGÓNICA DE MUJERES Y GRUPOS VULNERABLES, A TRAVÉS DEL DISEÑO DE LINEAMIENTOS Y ESTRATEGIAS PARA INCENTIVAR, PROMOVER Y FORTALECER LAS ORGANIZACIONES DE MUJERES EN SINTONÍA CON SUS INTERESES Y NECESIDADES.

UNIDAD DE MEDIDA: MUJER ORGANIZADA **META:** 3.670 **FEMENINO:** 3.670 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580023004 4. SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LA GESTIÓN DE LAS DIRECCIONES DE LOS ESTADOS.

UNIDAD DE MEDIDA: VISITA **META:** 25

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	63.784	0	0	0	0	0	63.784
404	07	02	00	Equipos de enseñanza, deporte y recreación	63.784	0	0	0	0	0	63.784
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.221.061	0	0	0	0	0	1.221.061
404	09	01	00	Mobiliario y equipos de oficina	316.051	0	0	0	0	0	316.051
404	09	02	00	Equipos de computación	565.000	0	0	0	0	0	565.000
404	09	03	00	Mobiliario y equipos de alojamiento	340.010	0	0	0	0	0	340.010
				Totales	**4.650.518**	0	0	0	0	0	**4.650.518**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.068.325**	**0**	**0**	**0**	**0**	**0**	**7.068.325**
401	01	00	00	Sueldos, salarios y otras retribuciones	936.156	0	0	0	0	0	936.156
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	84.767	0	0	0	0	0	84.767
401	01	09	00	Remuneraciones al personal en período de disponibilidad	9.418	0	0	0	0	0	9.418
401	01	18	00	Remuneraciones al personal contratado	644.180	0	0	0	0	0	644.180
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	197.791	0	0	0	0	0	197.791
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	118.621	0	0	0	0	0	118.621
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	118.621	0	0	0	0	0	118.621
401	03	00	00	Primas	1.619.766	0	0	0	0	0	1.619.766
401	03	02	00	Primas de transporte a empleados	18.000	0	0	0	0	0	18.000
401	03	08	00	Primas de profesionalización a empleados	8.846	0	0	0	0	0	8.846
401	03	09	00	Primas por antigüedad a empleados	13.651	0	0	0	0	0	13.651
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	278.400	0	0	0	0	0	278.400
401	03	37	00	Primas de transporte al personal contratado	126.000	0	0	0	0	0	126.000
401	03	40	00	Primas de profesionalización al personal contratado	39.643	0	0	0	0	0	39.643
401	03	41	00	Primas por antigüedad al personal contratado	81.835	0	0	0	0	0	81.835
401	03	47	00	Primas al personal de alto nivel y de dirección	270.000	0	0	0	0	0	270.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	200.233	0	0	0	0	0	200.233
401	03	96	00	Otras primas al personal contratado	515.344	0	0	0	0	0	515.344
401	03	97	00	Otras primas a empleados	67.814	0	0	0	0	0	67.814
401	04	00	00	Complementos de sueldos y salarios	654.174	0	0	0	0	0	654.174
401	04	08	00	Bono compensatorio de alimentación a empleados	63.180	0	0	0	0	0	63.180
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.314	0	0	0	0	0	1.314
401	04	26	00	Bono compensatorio de alimentación al personal contratado	442.260	0	0	0	0	0	442.260
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	147.420	0	0	0	0	0	147.420
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.037.543	0	0	0	0	0	1.037.543
401	05	01	00	Aguinaldos a empleados	79.633	0	0	0	0	0	79.633
401	05	03	00	Bono vacacional a empleados	31.853	0	0	0	0	0	31.853

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	07	00	Aguinaldos al personal contratado	391.624	0	0	0	0	0	391.624
401	05	08	00	Bono vacacional al personal contratado	156.650	0	0	0	0	0	156.650
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	269.845	0	0	0	0	0	269.845
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	107.938	0	0	0	0	0	107.938
401	06	00	00	Aportes patronales y legales	453.555	0	0	0	0	0	453.555
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	28.668	0	0	0	0	0	28.668
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	8.600	0	0	0	0	0	8.600
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	5.734	0	0	0	0	0	5.734
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	5.734	0	0	0	0	0	5.734
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	140.985	0	0	0	0	0	140.985
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	28.197	0	0	0	0	0	28.197
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	97.144	0	0	0	0	0	97.144
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	29.143	0	0	0	0	0	29.143
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	19.429	0	0	0	0	0	19.429
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	19.429	0	0	0	0	0	19.429
401	06	95	00	Otros aportes legales por personal contratado	42.295	0	0	0	0	0	42.295
401	06	96	00	Otros aportes legales por empleados	28.197	0	0	0	0	0	28.197
401	07	00	00	Asistencia socio-económica	1.589.753	0	0	0	0	0	1.589.753
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	28.668	0	0	0	0	0	28.668
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	996.402	0	0	0	0	0	996.402
401	07	10	00	Dotación de uniformes a empleados	192.200	0	0	0	0	0	192.200
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	25.917	0	0	0	0	0	25.917
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	14.000	0	0	0	0	0	14.000
401	07	33	00	Asistencia socio-económica al personal contratado	202.422	0	0	0	0	0	202.422
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	4.000	0	0	0	0	0	4.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	97.144	0	0	0	0	0	97.144

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	3.000	0	0	0	0	0	3.000
401	07	96	00	Otras subvenciones a empleados	24.000	0	0	0	0	0	24.000
401	08	00	00	Prestaciones sociales e indemnizaciones	658.757	0	0	0	0	0	658.757
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	70.785	0	0	0	0	0	70.785
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	348.110	0	0	0	0	0	348.110
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	239.862	0	0	0	0	0	239.862
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.110.000**	**0**	**0**	**0**	**0**	**0**	**4.110.000**
402	01	00	00	Productos alimenticios y agropecuarios	274.588	0	0	0	0	0	274.588
402	01	01	00	Alimentos y bebidas para personas	274.588	0	0	0	0	0	274.588
402	03	00	00	Textiles y vestuarios	444.856	0	0	0	0	0	444.856
402	03	02	00	Prendas de vestir	444.856	0	0	0	0	0	444.856
402	04	00	00	Productos de cuero y caucho	228.369	0	0	0	0	0	228.369
402	04	03	00	Cauchos y tripas para vehículos	228.369	0	0	0	0	0	228.369
402	05	00	00	Productos de papel, cartón e impresos	1.143.387	0	0	0	0	0	1.143.387
402	05	01	00	Pulpa de madera, papel y cartón	159.163	0	0	0	0	0	159.163
402	05	02	00	Envases y cajas de papel y cartón	118.859	0	0	0	0	0	118.859
402	05	03	00	Productos de papel y cartón para oficina	313.862	0	0	0	0	0	313.862
402	05	05	00	Material de enseñanza	57.000	0	0	0	0	0	57.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	494.503	0	0	0	0	0	494.503
402	06	00	00	Productos químicos y derivados	596.640	0	0	0	0	0	596.640
402	06	03	00	Tintas, pinturas y colorantes	471.025	0	0	0	0	0	471.025
402	06	04	00	Productos farmacéuticos y medicamentos	1.500	0	0	0	0	0	1.500
402	06	06	00	Combustibles y lubricantes	54.300	0	0	0	0	0	54.300
402	06	08	00	Productos plásticos	69.815	0	0	0	0	0	69.815
402	08	00	00	Productos metálicos	292.402	0	0	0	0	0	292.402
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	197.596	0	0	0	0	0	197.596
402	08	10	00	Repuestos y accesorios para otros equipos	94.806	0	0	0	0	0	94.806
402	10	00	00	Productos varios y útiles diversos	1.008.002	0	0	0	0	0	1.008.002
402	10	02	00	Materiales y útiles de limpieza y aseo	194.639	0	0	0	0	0	194.639

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	167.063	0	0	0	0	0	167.063
402	10	08	00	Materiales para equipos de computación	498.687	0	0	0	0	0	498.687
402	10	11	00	Materiales eléctricos	16.250	0	0	0	0	0	16.250
402	10	99	00	Otros productos y útiles diversos	131.363	0	0	0	0	0	131.363
402	99	00	00	Otros materiales y suministros	121.756	0	0	0	0	0	121.756
402	99	01	00	Otros materiales y suministros	121.756	0	0	0	0	0	121.756
403	**00**	**00**	**00**	**Servicios no personales**	**5.490.000**	**0**	**0**	**0**	**0**	**0**	**5.490.000**
403	01	00	00	Alquileres de inmuebles	573.700	0	0	0	0	0	573.700
403	01	01	00	Alquileres de edificios y locales	539.000	0	0	0	0	0	539.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	34.700	0	0	0	0	0	34.700
403	02	00	00	Alquileres de maquinaria y equipos	33.500	0	0	0	0	0	33.500
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	33.500	0	0	0	0	0	33.500
403	04	00	00	Servicios básicos	231.600	0	0	0	0	0	231.600
403	04	04	00	Teléfonos	153.600	0	0	0	0	0	153.600
403	04	05	00	Servicio de comunicaciones	26.000	0	0	0	0	0	26.000
403	04	06	00	Servicio de aseo urbano y domiciliario	29.000	0	0	0	0	0	29.000
403	04	07	00	Servicio de condominio	23.000	0	0	0	0	0	23.000
403	06	00	00	Servicios de transporte y almacenaje	133.000	0	0	0	0	0	133.000
403	06	01	00	Fletes y embalajes	36.000	0	0	0	0	0	36.000
403	06	03	00	Estacionamiento	97.000	0	0	0	0	0	97.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.164.300	0	0	0	0	0	1.164.300
403	07	01	00	Publicidad y propaganda	180.500	0	0	0	0	0	180.500
403	07	02	00	Imprenta y reproducción	144.800	0	0	0	0	0	144.800
403	07	03	00	Relaciones sociales	791.000	0	0	0	0	0	791.000
403	07	04	00	Avisos	48.000	0	0	0	0	0	48.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	245.000	0	0	0	0	0	245.000
403	08	01	00	Primas y gastos de seguros	245.000	0	0	0	0	0	245.000
403	09	00	00	Viáticos y pasajes	1.308.248	0	0	0	0	0	1.308.248
403	09	01	00	Viáticos y pasajes dentro del país	1.188.248	0	0	0	0	0	1.188.248

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÓMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	120.000	0	0	0	0	0	120.000
403	10	00	00	Servicios profesionales y técnicos	238.700	0	0	0	0	0	238.700
403	10	11	00	Servicios para la elaboración y suministro de comida	193.700	0	0	0	0	0	193.700
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	18	00	00	Impuestos indirectos	1.335.600	0	0	0	0	0	1.335.600
403	18	01	00	Impuesto al valor agregado	1.335.600	0	0	0	0	0	1.335.600
403	99	00	00	Otros servicios no personales	226.352	0	0	0	0	0	226.352
403	99	01	00	Otros servicios no personales	226.352	0	0	0	0	0	226.352
404	**00**	**00**	**00**	**Activos reales**	**2.700.000**	**0**	**0**	**0**	**0**	**0**	**2.700.000**
404	04	00	00	Equipos de transporte, tracción y elevación	850.000	0	0	0	0	0	850.000
404	04	01	00	Vehículos automotores terrestres	850.000	0	0	0	0	0	850.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.822.248	0	0	0	0	0	1.822.248
404	09	01	00	Mobiliario y equipos de oficina	903.660	0	0	0	0	0	903.660
404	09	02	00	Equipos de computación	352.600	0	0	0	0	0	352.600
404	09	03	00	Mobiliario y equipos de alojamiento	565.988	0	0	0	0	0	565.988
404	99	00	00	Otros activos reales	27.752	0	0	0	0	0	27.752
404	99	01	00	Otros activos reales	27.752	0	0	0	0	0	27.752
				Totales	**19.368.325**	**0**	**0**	**0**	**0**	**0**	**19.368.325**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580024001 REALIZAR DIAGNÓSTICOS SOCIALES ACERCA DE LA SITUACIÓN DE LAS MUJERES EN LAS ÁREAS DE COMPETENCIA DEL VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÓMICAS CON PERSPECTIVAS DE GÉNERO.

UNIDAD DE MEDIDA: DIAGNÓSTICO **META:** 5

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIA SOCIOECONOMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**812.500**	**0**	**0**	**0**	**0**	**0**	**812.500**
402	01	00	00	Productos alimenticios y agropecuarios	45.538	0	0	0	0	0	45.538
402	01	01	00	Alimentos y bebidas para personas	45.538	0	0	0	0	0	45.538
402	03	00	00	Textiles y vestuarios	302.856	0	0	0	0	0	302.856
402	03	02	00	Prendas de vestir	302.856	0	0	0	0	0	302.856
402	04	00	00	Productos de cuero y caucho	55.000	0	0	0	0	0	55.000
402	04	03	00	Cauchos y tripas para vehículos	55.000	0	0	0	0	0	55.000
402	05	00	00	Productos de papel, cartón e impresos	99.700	0	0	0	0	0	99.700
402	05	01	00	Pulpa de madera, papel y cartón	10.500	0	0	0	0	0	10.500
402	05	02	00	Envases y cajas de papel y cartón	8.600	0	0	0	0	0	8.600
402	05	03	00	Productos de papel y cartón para oficina	25.600	0	0	0	0	0	25.600
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	55.000	0	0	0	0	0	55.000
402	06	00	00	Productos químicos y derivados	80.956	0	0	0	0	0	80.956
402	06	03	00	Tintas, pinturas y colorantes	45.000	0	0	0	0	0	45.000
402	06	06	00	Combustibles y lubricantes	20.600	0	0	0	0	0	20.600
402	06	08	00	Productos plásticos	15.356	0	0	0	0	0	15.356
402	08	00	00	Productos metálicos	112.950	0	0	0	0	0	112.950
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	92.000	0	0	0	0	0	92.000
402	08	10	00	Repuestos y accesorios para otros equipos	20.950	0	0	0	0	0	20.950
402	10	00	00	Productos varios y útiles diversos	108.150	0	0	0	0	0	108.150
402	10	02	00	Materiales y útiles de limpieza y aseo	24.500	0	0	0	0	0	24.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	26.700	0	0	0	0	0	26.700
402	10	08	00	Materiales para equipos de computación	45.200	0	0	0	0	0	45.200
402	10	11	00	Materiales eléctricos	7.250	0	0	0	0	0	7.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580024001 REALIZAR DIAGNÓSTICOS SOCIALES ACERCA DE LA SITUACIÓN DE LAS MUJERES EN LAS ÁREAS DE COMPETENCIA DEL VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÓMICAS CON PERSPECTIVAS DE GÉNERO.

UNIDAD DE MEDIDA: DIAGNÓSTICO **META:** 5

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIA SOCIOECONOMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	4.500	0	0	0	0	0	4.500
402	99	00	00	Otros materiales y suministros	7.350	0	0	0	0	0	7.350
402	99	01	00	Otros materiales y suministros	7.350	0	0	0	0	0	7.350
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
403	01	00	00	Alquileres de inmuebles	337.000	0	0	0	0	0	337.000
403	01	01	00	Alquileres de edificios y locales	337.000	0	0	0	0	0	337.000
403	04	00	00	Servicios básicos	30.000	0	0	0	0	0	30.000
403	04	05	00	Servicio de comunicaciones	6.000	0	0	0	0	0	6.000
403	04	06	00	Servicio de aseo urbano y domiciliario	12.000	0	0	0	0	0	12.000
403	04	07	00	Servicio de condominio	12.000	0	0	0	0	0	12.000
403	06	00	00	Servicios de transporte y almacenaje	5.000	0	0	0	0	0	5.000
403	06	03	00	Estacionamiento	5.000	0	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	68.000	0	0	0	0	0	68.000
403	07	01	00	Publicidad y propaganda	20.500	0	0	0	0	0	20.500
403	07	02	00	Imprenta y reproducción	12.500	0	0	0	0	0	12.500
403	07	03	00	Relaciones sociales	35.000	0	0	0	0	0	35.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	245.000	0	0	0	0	0	245.000
403	08	01	00	Primas y gastos de seguros	245.000	0	0	0	0	0	245.000
403	09	00	00	Viáticos y pasajes	65.000	0	0	0	0	0	65.000
403	09	01	00	Viáticos y pasajes dentro del país	65.000	0	0	0	0	0	65.000
403	18	00	00	Impuestos indirectos	250.000	0	0	0	0	0	250.000
403	18	01	00	Impuesto al valor agregado	250.000	0	0	0	0	0	250.000
404	**00**	**00**	**00**	**Activos reales**	**1.022.500**	**0**	**0**	**0**	**0**	**0**	**1.022.500**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.022.500	0	0	0	0	0	1.022.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580024001 REALIZAR DIAGNÓSTICOS SOCIALES ACERCA DE LA SITUACIÓN DE LAS MUJERES EN LAS ÁREAS DE COMPETENCIA DEL VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÓMICAS CON PERSPECTIVAS DE GÉNERO.

UNIDAD DE MEDIDA: DIAGNÓSTICO **META:** 5

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIA SOCIOECONOMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	668.460	0	0	0	0	0	668.460
404	09	02	00	Equipos de computación	165.000	0	0	0	0	0	165.000
404	09	03	00	Mobiliario y equipos de alojamiento	189.040	0	0	0	0	0	189.040
				Totales	**2.835.000**	**0**	**0**	**0**	**0**	**0**	**2.835.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580024002 DIFUSIÓN DEL MARCO NORMATIVO INSTITUCIONAL QUE PROMUEVE Y PROTEGE LOS DERECHOS DE LA MUJER.

UNIDAD DE MEDIDA: MESA TÉCNICA **META:** 3

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIA SOCIOECONOMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**240.000**	**0**	**0**	**0**	**0**	0	**240.000**
402	01	00	00	Productos alimenticios y agropecuarios	18.500	0	0	0	0	0	18.500
402	01	01	00	Alimentos y bebidas para personas	18.500	0	0	0	0	0	18.500
402	03	00	00	Textiles y vestuarios	15.200	0	0	0	0	0	15.200
402	03	02	00	Prendas de vestir	15.200	0	0	0	0	0	15.200
402	04	00	00	Productos de cuero y caucho	22.369	0	0	0	0	0	22.369
402	04	03	00	Cauchos y tripas para vehículos	22.369	0	0	0	0	0	22.369
402	05	00	00	Productos de papel, cartón e impresos	102.631	0	0	0	0	0	102.631
402	05	01	00	Pulpa de madera, papel y cartón	19.963	0	0	0	0	0	19.963
402	05	02	00	Envases y cajas de papel y cartón	21.259	0	0	0	0	0	21.259
402	05	03	00	Productos de papel y cartón para oficina	29.146	0	0	0	0	0	29.146
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	32.263	0	0	0	0	0	32.263
402	06	00	00	Productos químicos y derivados	34.200	0	0	0	0	0	34.200
402	06	03	00	Tintas, pinturas y colorantes	24.200	0	0	0	0	0	24.200
402	06	06	00	Combustibles y lubricantes	2.500	0	0	0	0	0	2.500
402	06	08	00	Productos plásticos	7.500	0	0	0	0	0	7.500
402	08	00	00	Productos metálicos	4.100	0	0	0	0	0	4.100
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.100	0	0	0	0	0	4.100
402	10	00	00	Productos varios y útiles diversos	43.000	0	0	0	0	0	43.000
402	10	02	00	Materiales y útiles de limpieza y aseo	7.300	0	0	0	0	0	7.300
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.200	0	0	0	0	0	10.200
402	10	08	00	Materiales para equipos de computación	25.500	0	0	0	0	0	25.500
403	**00**	**00**	**00**	**Servicios no personales**	**360.000**	**0**	**0**	**0**	**0**	0	**360.000**
403	01	00	00	Alquileres de inmuebles	162.000	0	0	0	0	0	162.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580024002 DIFUSIÓN DEL MARCO NORMATIVO INSTITUCIONAL QUE PROMUEVE Y PROTEGE LOS DERECHOS DE LA MUJER.

UNIDAD DE MEDIDA: MESA TÉCNICA **META:** 3

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIA SOCIOECONOMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	01	00	Alquileres de edificios y locales	162.000	0	0	0	0	0	162.000
403	02	00	00	Alquileres de maquinaria y equipos	12.000	0	0	0	0	0	12.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	12.000	0	0	0	0	0	12.000
403	04	00	00	Servicios básicos	12.000	0	0	0	0	0	12.000
403	04	05	00	Servicio de comunicaciones	6.000	0	0	0	0	0	6.000
403	04	06	00	Servicio de aseo urbano y domiciliario	6.000	0	0	0	0	0	6.000
403	06	00	00	Servicios de transporte y almacenaje	30.000	0	0	0	0	0	30.000
403	06	03	00	Estacionamiento	30.000	0	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	15.000	0	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	53.400	0	0	0	0	0	53.400
403	09	01	00	Viáticos y pasajes dentro del país	53.400	0	0	0	0	0	53.400
403	18	00	00	Impuestos indirectos	75.600	0	0	0	0	0	75.600
403	18	01	00	Impuesto al valor agregado	75.600	0	0	0	0	0	75.600
				Totales	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580024003 DISEÑAR Y DIFUNDIR POLÍTICAS ORIENTADAS A LA ATENCIÓN DE LA VIOLENCIA DE GÉNERO Y FOMENTO DE LA SALUD SEXUAL Y REPRODUCTIVA.

UNIDAD DE MEDIDA: DISEÑO **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIA SOCIOECONOMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.068.325**	**0**	**0**	**0**	**0**	**0**	**7.068.325**
401	01	00	00	Sueldos, salarios y otras retribuciones	936.156	0	0	0	0	0	936.156
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	84.767	0	0	0	0	0	84.767
401	01	09	00	Remuneraciones al personal en período de disponibilidad	9.418	0	0	0	0	0	9.418
401	01	18	00	Remuneraciones al personal contratado	644.180	0	0	0	0	0	644.180
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	197.791	0	0	0	0	0	197.791
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	118.621	0	0	0	0	0	118.621
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	118.621	0	0	0	0	0	118.621
401	03	00	00	Primas	1.619.766	0	0	0	0	0	1.619.766
401	03	02	00	Primas de transporte a empleados	18.000	0	0	0	0	0	18.000
401	03	08	00	Primas de profesionalización a empleados	8.846	0	0	0	0	0	8.846
401	03	09	00	Primas por antigüedad a empleados	13.651	0	0	0	0	0	13.651
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	278.400	0	0	0	0	0	278.400
401	03	37	00	Primas de transporte al personal contratado	126.000	0	0	0	0	0	126.000
401	03	40	00	Primas de profesionalización al personal contratado	39.643	0	0	0	0	0	39.643
401	03	41	00	Primas por antigüedad al personal contratado	81.835	0	0	0	0	0	81.835
401	03	47	00	Primas al personal de alto nivel y de dirección	270.000	0	0	0	0	0	270.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	200.233	0	0	0	0	0	200.233
401	03	96	00	Otras primas al personal contratado	515.344	0	0	0	0	0	515.344
401	03	97	00	Otras primas a empleados	67.814	0	0	0	0	0	67.814
401	04	00	00	Complementos de sueldos y salarios	654.174	0	0	0	0	0	654.174
401	04	08	00	Bono compensatorio de alimentación a empleados	63.180	0	0	0	0	0	63.180
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.314	0	0	0	0	0	1.314

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580024003 DISEÑAR Y DIFUNDIR POLÍTICAS ORIENTADAS A LA ATENCIÓN DE LA VIOLENCIA DE GÉNERO Y FOMENTO DE LA SALUD SEXUAL Y REPRODUCTIVA.

UNIDAD DE MEDIDA: DISEÑO **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIA SOCIOECONOMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	442.260	0	0	0	0	0	442.260
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	147.420	0	0	0	0	0	147.420
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.037.543	0	0	0	0	0	1.037.543
401	05	01	00	Aguinaldos a empleados	79.633	0	0	0	0	0	79.633
401	05	03	00	Bono vacacional a empleados	31.853	0	0	0	0	0	31.853
401	05	07	00	Aguinaldos al personal contratado	391.624	0	0	0	0	0	391.624
401	05	08	00	Bono vacacional al personal contratado	156.650	0	0	0	0	0	156.650
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	269.845	0	0	0	0	0	269.845
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	107.938	0	0	0	0	0	107.938
401	06	00	00	Aportes patronales y legales	453.555	0	0	0	0	0	453.555
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	28.668	0	0	0	0	0	28.668
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	8.600	0	0	0	0	0	8.600
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	5.734	0	0	0	0	0	5.734
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	5.734	0	0	0	0	0	5.734
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	140.985	0	0	0	0	0	140.985
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	28.197	0	0	0	0	0	28.197
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	97.144	0	0	0	0	0	97.144
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	29.143	0	0	0	0	0	29.143
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	19.429	0	0	0	0	0	19.429
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	19.429	0	0	0	0	0	19.429
401	06	95	00	Otros aportes legales por personal contratado	42.295	0	0	0	0	0	42.295
401	06	96	00	Otros aportes legales por empleados	28.197	0	0	0	0	0	28.197

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580024003 DISEÑAR Y DIFUNDIR POLÍTICAS ORIENTADAS A LA ATENCIÓN DE LA VIOLENCIA DE GÉNERO Y FOMENTO DE LA SALUD SEXUAL Y REPRODUCTIVA.

UNIDAD DE MEDIDA: DISEÑO **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIA SOCIOECONOMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	1.589.753	0	0	0	0	0	1.589.753
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	28.668	0	0	0	0	0	28.668
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	996.402	0	0	0	0	0	996.402
401	07	10	00	Dotación de uniformes a empleados	192.200	0	0	0	0	0	192.200
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	25.917	0	0	0	0	0	25.917
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	14.000	0	0	0	0	0	14.000
401	07	33	00	Asistencia socio-económica al personal contratado	202.422	0	0	0	0	0	202.422
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	4.000	0	0	0	0	0	4.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	97.144	0	0	0	0	0	97.144
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	3.000	0	0	0	0	0	3.000
401	07	96	00	Otras subvenciones a empleados	24.000	0	0	0	0	0	24.000
401	08	00	00	Prestaciones sociales e indemnizaciones	658.757	0	0	0	0	0	658.757
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	70.785	0	0	0	0	0	70.785
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	348.110	0	0	0	0	0	348.110
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	239.862	0	0	0	0	0	239.862
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**615.000**	**0**	**0**	**0**	**0**	**0**	**615.000**
402	01	00	00	Productos alimenticios y agropecuarios	38.900	0	0	0	0	0	38.900
402	01	01	00	Alimentos y bebidas para personas	38.900	0	0	0	0	0	38.900
402	03	00	00	Textiles y vestuarios	45.800	0	0	0	0	0	45.800
402	03	02	00	Prendas de vestir	45.800	0	0	0	0	0	45.800
402	04	00	00	Productos de cuero y caucho	35.800	0	0	0	0	0	35.800
402	04	03	00	Cauchos y tripas para vehículos	35.800	0	0	0	0	0	35.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580024003 DISEÑAR Y DIFUNDIR POLÍTICAS ORIENTADAS A LA ATENCIÓN DE LA VIOLENCIA DE GÉNERO Y FOMENTO DE LA SALUD SEXUAL Y REPRODUCTIVA.

UNIDAD DE MEDIDA: DISEÑO **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIA SOCIOECONOMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	191.200	0	0	0	0	0	191.200
402	05	01	00	Pulpa de madera, papel y cartón	32.500	0	0	0	0	0	32.500
402	05	02	00	Envases y cajas de papel y cartón	35.500	0	0	0	0	0	35.500
402	05	03	00	Productos de papel y cartón para oficina	68.860	0	0	0	0	0	68.860
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	54.340	0	0	0	0	0	54.340
402	06	00	00	Productos químicos y derivados	132.300	0	0	0	0	0	132.300
402	06	03	00	Tintas, pinturas y colorantes	110.500	0	0	0	0	0	110.500
402	06	04	00	Productos farmacéuticos y medicamentos	1.500	0	0	0	0	0	1.500
402	06	06	00	Combustibles y lubricantes	5.800	0	0	0	0	0	5.800
402	06	08	00	Productos plásticos	14.500	0	0	0	0	0	14.500
402	08	00	00	Productos metálicos	14.700	0	0	0	0	0	14.700
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.800	0	0	0	0	0	6.800
402	08	10	00	Repuestos y accesorios para otros equipos	7.900	0	0	0	0	0	7.900
402	10	00	00	Productos varios y útiles diversos	149.300	0	0	0	0	0	149.300
402	10	02	00	Materiales y útiles de limpieza y aseo	38.900	0	0	0	0	0	38.900
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	35.500	0	0	0	0	0	35.500
402	10	08	00	Materiales para equipos de computación	69.900	0	0	0	0	0	69.900
402	10	11	00	Materiales eléctricos	5.000	0	0	0	0	0	5.000
402	99	00	00	Otros materiales y suministros	7.000	0	0	0	0	0	7.000
402	99	01	00	Otros materiales y suministros	7.000	0	0	0	0	0	7.000
403	**00**	**00**	**00**	**Servicios no personales**	**700.000**	**0**	**0**	**0**	**0**	0	**700.000**
403	01	00	00	Alquileres de inmuebles	24.000	0	0	0	0	0	24.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	24.000	0	0	0	0	0	24.000
403	02	00	00	Alquileres de maquinaria y equipos	21.500	0	0	0	0	0	21.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580024003 DISEÑAR Y DIFUNDIR POLÍTICAS ORIENTADAS A LA ATENCIÓN DE LA VIOLENCIA DE GÉNERO Y FOMENTO DE LA SALUD SEXUAL Y REPRODUCTIVA.

UNIDAD DE MEDIDA: DISEÑO **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIA SOCIOECONOMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	21.500	0	0	0	0	0	21.500
403	04	00	00	Servicios básicos	38.500	0	0	0	0	0	38.500
403	04	04	00	Teléfonos	20.500	0	0	0	0	0	20.500
403	04	05	00	Servicio de comunicaciones	6.000	0	0	0	0	0	6.000
403	04	06	00	Servicio de aseo urbano y domiciliario	6.000	0	0	0	0	0	6.000
403	04	07	00	Servicio de condominio	6.000	0	0	0	0	0	6.000
403	06	00	00	Servicios de transporte y almacenaje	96.000	0	0	0	0	0	96.000
403	06	01	00	Fletes y embalajes	36.000	0	0	0	0	0	36.000
403	06	03	00	Estacionamiento	60.000	0	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	120.000	0	0	0	0	0	120.000
403	07	01	00	Publicidad y propaganda	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	0	30.000
403	07	03	00	Relaciones sociales	25.000	0	0	0	0	0	25.000
403	07	04	00	Avisos	15.000	0	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	250.000	0	0	0	0	0	250.000
403	09	01	00	Viáticos y pasajes dentro del país	250.000	0	0	0	0	0	250.000
403	18	00	00	Impuestos indirectos	150.000	0	0	0	0	0	150.000
403	18	01	00	Impuesto al valor agregado	150.000	0	0	0	0	0	150.000
404	**00**	**00**	**00**	**Activos reales**	**500.000**	**0**	**0**	**0**	**0**	0	**500.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	0	500.000
404	09	01	00	Mobiliario y equipos de oficina	150.000	0	0	0	0	0	150.000
404	09	02	00	Equipos de computación	100.000	0	0	0	0	0	100.000
404	09	03	00	Mobiliario y equipos de alojamiento	250.000	0	0	0	0	0	250.000
				Totales	**8.883.325**	**0**	**0**	**0**	**0**	0	**8.883.325**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580024004 DISEÑAR LINEAMIENTOS Y DIRECTRICES PARA LA PROMOCIÓN DEL BUEN VIVIR DE LAS MUJERES EN CONDICIONES ESPECÍFICAS (EMBARAZO TEMPRANO Y DISCAPACIDAD) Y SU PLENA INCORPORACIÓN EN LAS DISTINTAS ESFERAS DE LA SOCIEDAD.

UNIDAD DE MEDIDA: DISEÑO **META:** 3

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIA SOCIOECONOMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**930.000**	**0**	**0**	**0**	**0**	**0**	**930.000**
402	01	00	00	Productos alimenticios y agropecuarios	40.500	0	0	0	0	0	40.500
402	01	01	00	Alimentos y bebidas para personas	40.500	0	0	0	0	0	40.500
402	03	00	00	Textiles y vestuarios	35.500	0	0	0	0	0	35.500
402	03	02	00	Prendas de vestir	35.500	0	0	0	0	0	35.500
402	04	00	00	Productos de cuero y caucho	80.200	0	0	0	0	0	80.200
402	04	03	00	Cauchos y tripas para vehículos	80.200	0	0	0	0	0	80.200
402	05	00	00	Productos de papel, cartón e impresos	269.500	0	0	0	0	0	269.500
402	05	01	00	Pulpa de madera, papel y cartón	45.500	0	0	0	0	0	45.500
402	05	02	00	Envases y cajas de papel y cartón	35.500	0	0	0	0	0	35.500
402	05	03	00	Productos de papel y cartón para oficina	36.500	0	0	0	0	0	36.500
402	05	05	00	Material de enseñanza	32.000	0	0	0	0	0	32.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	120.000	0	0	0	0	0	120.000
402	06	00	00	Productos químicos y derivados	121.600	0	0	0	0	0	121.600
402	06	03	00	Tintas, pinturas y colorantes	80.500	0	0	0	0	0	80.500
402	06	06	00	Combustibles y lubricantes	18.900	0	0	0	0	0	18.900
402	06	08	00	Productos plásticos	22.200	0	0	0	0	0	22.200
402	08	00	00	Productos metálicos	83.300	0	0	0	0	0	83.300
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	50.800	0	0	0	0	0	50.800
402	08	10	00	Repuestos y accesorios para otros equipos	32.500	0	0	0	0	0	32.500
402	10	00	00	Productos varios y útiles diversos	278.900	0	0	0	0	0	278.900
402	10	02	00	Materiales y útiles de limpieza y aseo	50.800	0	0	0	0	0	50.800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	45.200	0	0	0	0	0	45.200
402	10	08	00	Materiales para equipos de computación	127.000	0	0	0	0	0	127.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580024004 DISEÑAR LINEAMIENTOS Y DIRECTRICES PARA LA PROMOCIÓN DEL BUEN VIVIR DE LAS MUJERES EN CONDICIONES ESPECÍFICAS (EMBARAZO TEMPRANO Y DISCAPACIDAD) Y SU PLENA INCORPORACIÓN EN LAS DISTINTAS ESFERAS DE LA SOCIEDAD.

UNIDAD DE MEDIDA: DISEÑO **META:** 3

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIA SOCIOECONOMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	55.900	0	0	0	0	0	55.900
402	99	00	00	Otros materiales y suministros	20.500	0	0	0	0	0	20.500
402	99	01	00	Otros materiales y suministros	20.500	0	0	0	0	0	20.500
403	**00**	**00**	**00**	**Servicios no personales**	**1.620.000**	**0**	**0**	**0**	**0**	0	**1.620.000**
403	04	00	00	Servicios básicos	45.000	0	0	0	0	0	45.000
403	04	04	00	Teléfonos	45.000	0	0	0	0	0	45.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	715.000	0	0	0	0	0	715.000
403	07	01	00	Publicidad y propaganda	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	615.000	0	0	0	0	0	615.000
403	09	00	00	Viáticos y pasajes	360.000	0	0	0	0	0	360.000
403	09	01	00	Viáticos y pasajes dentro del país	240.000	0	0	0	0	0	240.000
403	09	02	00	Viáticos y pasajes fuera del país	120.000	0	0	0	0	0	120.000
403	10	00	00	Servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	10	11	00	Servicios para la elaboración y suministro de comida	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	400.000	0	0	0	0	0	400.000
403	18	01	00	Impuesto al valor agregado	400.000	0	0	0	0	0	400.000
404	**00**	**00**	**00**	**Activos reales**	**850.000**	**0**	**0**	**0**	**0**	0	**850.000**
404	04	00	00	Equipos de transporte, tracción y elevación	850.000	0	0	0	0	0	850.000
404	04	01	00	Vehículos automotores terrestres	850.000	0	0	0	0	0	850.000
				Totales	**3.400.000**	**0**	**0**	**0**	**0**	0	**3.400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580024005 ESTABLECER ALIANZAS CON ORGANISMOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL PARA DISEÑAR ACCIONES CONJUNTAS QUE GARANTICEN EL CUMPLIMIENTO DE LOS DERECHOS DE LAS MUJERES EN VENEZUELA.

UNIDAD DE MEDIDA: ACOMPAÑAMIENTO **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIA SOCIOECONOMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**638.750**	**0**	**0**	**0**	**0**	**0**	**638.750**
402	01	00	00	Productos alimenticios y agropecuarios	50.200	0	0	0	0	0	50.200
402	01	01	00	Alimentos y bebidas para personas	50.200	0	0	0	0	0	50.200
402	03	00	00	Textiles y vestuarios	45.500	0	0	0	0	0	45.500
402	03	02	00	Prendas de vestir	45.500	0	0	0	0	0	45.500
402	04	00	00	Productos de cuero y caucho	35.000	0	0	0	0	0	35.000
402	04	03	00	Cauchos y tripas para vehículos	35.000	0	0	0	0	0	35.000
402	05	00	00	Productos de papel, cartón e impresos	142.000	0	0	0	0	0	142.000
402	05	01	00	Pulpa de madera, papel y cartón	15.200	0	0	0	0	0	15.200
402	05	02	00	Envases y cajas de papel y cartón	18.000	0	0	0	0	0	18.000
402	05	03	00	Productos de papel y cartón para oficina	31.500	0	0	0	0	0	31.500
402	05	05	00	Material de enseñanza	25.000	0	0	0	0	0	25.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	52.300	0	0	0	0	0	52.300
402	06	00	00	Productos químicos y derivados	118.500	0	0	0	0	0	118.500
402	06	03	00	Tintas, pinturas y colorantes	110.000	0	0	0	0	0	110.000
402	06	06	00	Combustibles y lubricantes	3.500	0	0	0	0	0	3.500
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	16.000	0	0	0	0	0	16.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	8.000	0	0	0	0	0	8.000
402	08	10	00	Repuestos y accesorios para otros equipos	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	196.000	0	0	0	0	0	196.000
402	10	02	00	Materiales y útiles de limpieza y aseo	53.500	0	0	0	0	0	53.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.500	0	0	0	0	0	20.500
402	10	08	00	Materiales para equipos de computación	95.000	0	0	0	0	0	95.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580024005 ESTABLECER ALIANZAS CON ORGANISMOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL PARA DISEÑAR ACCIONES CONJUNTAS QUE GARANTICEN EL CUMPLIMIENTO DE LOS DERECHOS DE LAS MUJERES EN VENEZUELA.

UNIDAD DE MEDIDA: ACOMPAÑAMIENTO **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIA SOCIOECONOMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	2.000	0	0	0	0	0	2.000
402	10	99	00	Otros productos y útiles diversos	25.000	0	0	0	0	0	25.000
402	99	00	00	Otros materiales y suministros	35.550	0	0	0	0	0	35.550
402	99	01	00	Otros materiales y suministros	35.550	0	0	0	0	0	35.550
403	**00**	**00**	**00**	**Servicios no personales**	**1.195.000**	**0**	**0**	**0**	**0**	**0**	**1.195.000**
403	01	00	00	Alquileres de inmuebles	50.700	0	0	0	0	0	50.700
403	01	01	00	Alquileres de edificios y locales	40.000	0	0	0	0	0	40.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	10.700	0	0	0	0	0	10.700
403	04	00	00	Servicios básicos	106.100	0	0	0	0	0	106.100
403	04	04	00	Teléfonos	88.100	0	0	0	0	0	88.100
403	04	05	00	Servicio de comunicaciones	8.000	0	0	0	0	0	8.000
403	04	06	00	Servicio de aseo urbano y domiciliario	5.000	0	0	0	0	0	5.000
403	04	07	00	Servicio de condominio	5.000	0	0	0	0	0	5.000
403	06	00	00	Servicios de transporte y almacenaje	2.000	0	0	0	0	0	2.000
403	06	03	00	Estacionamiento	2.000	0	0	0	0	0	2.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	93.000	0	0	0	0	0	93.000
403	07	01	00	Publicidad y propaganda	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	0	10.000
403	07	03	00	Relaciones sociales	45.000	0	0	0	0	0	45.000
403	07	04	00	Avisos	18.000	0	0	0	0	0	18.000
403	09	00	00	Viáticos y pasajes	350.000	0	0	0	0	0	350.000
403	09	01	00	Viáticos y pasajes dentro del país	350.000	0	0	0	0	0	350.000
403	10	00	00	Servicios profesionales y técnicos	113.200	0	0	0	0	0	113.200
403	10	11	00	Servicios para la elaboración y suministro de comida	68.200	0	0	0	0	0	68.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580024005 ESTABLECER ALIANZAS CON ORGANISMOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL PARA DISEÑAR ACCIONES CONJUNTAS QUE GARANTICEN EL CUMPLIMIENTO DE LOS DERECHOS DE LAS MUJERES EN VENEZUELA.

UNIDAD DE MEDIDA: ACOMPAÑAMIENTO **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIA SOCIOECONOMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	18	00	00	Impuestos indirectos	280.000	0	0	0	0	0	280.000
403	18	01	00	Impuesto al valor agregado	280.000	0	0	0	0	0	280.000
403	99	00	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
403	99	01	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
404	**00**	**00**	**00**	**Activos reales**	**166.250**	**0**	**0**	**0**	**0**	0	**166.250**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	166.250	0	0	0	0	0	166.250
404	09	01	00	Mobiliario y equipos de oficina	50.000	0	0	0	0	0	50.000
404	09	02	00	Equipos de computación	35.000	0	0	0	0	0	35.000
404	09	03	00	Mobiliario y equipos de alojamiento	81.250	0	0	0	0	0	81.250
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	0	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580024006 DISEÑAR Y DESARROLLAR POLÍTICAS PARA LA CONFORMACIÓN DE UNIDADES DE PRODUCCIÓN SOCIALISTAS

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIA SOCIOECONOMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**810.000**	**0**	**0**	**0**	**0**	0	**810.000**
402	01	00	00	Productos alimenticios y agropecuarios	60.200	0	0	0	0	0	60.200
402	01	01	00	Alimentos y bebidas para personas	60.200	0	0	0	0	0	60.200
402	05	00	00	Productos de papel, cartón e impresos	326.356	0	0	0	0	0	326.356
402	05	01	00	Pulpa de madera, papel y cartón	35.500	0	0	0	0	0	35.500
402	05	03	00	Productos de papel y cartón para oficina	110.256	0	0	0	0	0	110.256
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	180.600	0	0	0	0	0	180.600
402	06	00	00	Productos químicos y derivados	93.584	0	0	0	0	0	93.584
402	06	03	00	Tintas, pinturas y colorantes	85.325	0	0	0	0	0	85.325
402	06	06	00	Combustibles y lubricantes	3.000	0	0	0	0	0	3.000
402	06	08	00	Productos plásticos	5.259	0	0	0	0	0	5.259
402	08	00	00	Productos metálicos	61.352	0	0	0	0	0	61.352
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	35.896	0	0	0	0	0	35.896
402	08	10	00	Repuestos y accesorios para otros equipos	25.456	0	0	0	0	0	25.456
402	10	00	00	Productos varios y útiles diversos	217.152	0	0	0	0	0	217.152
402	10	02	00	Materiales y útiles de limpieza y aseo	19.639	0	0	0	0	0	19.639
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	28.963	0	0	0	0	0	28.963
402	10	08	00	Materiales para equipos de computación	120.587	0	0	0	0	0	120.587
402	10	11	00	Materiales eléctricos	2.000	0	0	0	0	0	2.000
402	10	99	00	Otros productos y útiles diversos	45.963	0	0	0	0	0	45.963
402	99	00	00	Otros materiales y suministros	51.356	0	0	0	0	0	51.356
402	99	01	00	Otros materiales y suministros	51.356	0	0	0	0	0	51.356
403	**00**	**00**	**00**	**Servicios no personales**	**90.000**	**0**	**0**	**0**	**0**	0	**90.000**
403	18	00	00	Impuestos indirectos	90.000	0	0	0	0	0	90.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580024006 DISEÑAR Y DESARROLLAR POLÍTICAS PARA LA CONFORMACIÓN DE UNIDADES DE PRODUCCIÓN SOCIALISTAS

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIA SOCIOECONOMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	90.000	0	0	0	0	0	90.000
				Totales	**900.000**	**0**	**0**	**0**	**0**	0	**900.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580024007 FOMENTAR ACCIONES PARA DAR CUMPLIMIENTO A LOS ACUERDOS INTERNACIONALES RELACIONADOS EL EMPODERAMIENTO SOCIOECONÓMICO DE LAS MUJERES.

UNIDAD DE MEDIDA: ACOMPAÑAMIENTO **META:** 5

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIA SOCIOECONOMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**63.750**	**0**	**0**	**0**	**0**	0	**63.750**
402	01	00	00	Productos alimenticios y agropecuarios	20.750	0	0	0	0	0	20.750
402	01	01	00	Alimentos y bebidas para personas	20.750	0	0	0	0	0	20.750
402	05	00	00	Productos de papel, cartón e impresos	12.000	0	0	0	0	0	12.000
402	05	03	00	Productos de papel y cartón para oficina	12.000	0	0	0	0	0	12.000
402	06	00	00	Productos químicos y derivados	15.500	0	0	0	0	0	15.500
402	06	03	00	Tintas, pinturas y colorantes	15.500	0	0	0	0	0	15.500
402	10	00	00	Productos varios y útiles diversos	15.500	0	0	0	0	0	15.500
402	10	08	00	Materiales para equipos de computación	15.500	0	0	0	0	0	15.500
403	**00**	**00**	**00**	**Servicios no personales**	**525.000**	**0**	**0**	**0**	**0**	0	**525.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	153.300	0	0	0	0	0	153.300
403	07	01	00	Publicidad y propaganda	40.000	0	0	0	0	0	40.000
403	07	02	00	Imprenta y reproducción	42.300	0	0	0	0	0	42.300
403	07	03	00	Relaciones sociales	56.000	0	0	0	0	0	56.000
403	07	04	00	Avisos	15.000	0	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	229.848	0	0	0	0	0	229.848
403	09	01	00	Viáticos y pasajes dentro del país	229.848	0	0	0	0	0	229.848
403	10	00	00	Servicios profesionales y técnicos	25.500	0	0	0	0	0	25.500
403	10	11	00	Servicios para la elaboración y suministro de comida	25.500	0	0	0	0	0	25.500
403	18	00	00	Impuestos indirectos	90.000	0	0	0	0	0	90.000
403	18	01	00	Impuesto al valor agregado	90.000	0	0	0	0	0	90.000
403	99	00	00	Otros servicios no personales	26.352	0	0	0	0	0	26.352
403	99	01	00	Otros servicios no personales	26.352	0	0	0	0	0	26.352
404	**00**	**00**	**00**	**Activos reales**	**161.250**	**0**	**0**	**0**	**0**	0	**161.250**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117446 580024000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: DESARROLLAR LA PLATAFORMA DE ACCIONES PARA LA INCLUSIÓN SOCIOECONÓMICA DE LA POBLACIÓN OBJETIVO.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN SOCIALISTA **META:** 300

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIAS SOCIOECONÖMICAS CON PERSPECTIVA DE GENERO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580024007 FOMENTAR ACCIONES PARA DAR CUMPLIMIENTO A LOS ACUERDOS INTERNACIONALES RELACIONADOS EL EMPODERAMIENTO SOCIOECONÓMICO DE LAS MUJERES.

UNIDAD DE MEDIDA: ACOMPAÑAMIENTO **META:** 5

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA ESTRATEGIA SOCIOECONOMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	133.498	0	0	0	0	0	133.498
404	09	01	00	Mobiliario y equipos de oficina	35.200	0	0	0	0	0	35.200
404	09	02	00	Equipos de computación	52.600	0	0	0	0	0	52.600
404	09	03	00	Mobiliario y equipos de alojamiento	45.698	0	0	0	0	0	45.698
404	99	00	00	Otros activos reales	27.752	0	0	0	0	0	27.752
404	99	01	00	Otros activos reales	27.752	0	0	0	0	0	27.752
				Totales	**750.000**	**0**	**0**	**0**	**0**	0	**750.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117438 580025000 ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: DISEÑAR, PROMOVER Y DESARROLLAR UN PROGRAMA DE FORMACIÓN CONTINUA Y PERMANENTE CON PERSPECTIVA DE GÉNERO, QUE CONTRIBUYA A LA DECONSTRUCCIÓN DE ESTEREOTIPOS DE GÉNERO Y AL DESARROLLO DE RELACIONES EN IGUALDAD DE CONDICIONES ENTRE HOMBRES Y MUJERES, EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.486.317**	**0**	**0**	**0**	**0**	**0**	**4.486.317**
401	01	00	00	Sueldos, salarios y otras retribuciones	648.448	0	0	0	0	0	648.448
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	84.767	0	0	0	0	0	84.767
401	01	03	00	Suplencias a empleados	19.973	0	0	0	0	0	19.973
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	29.560	0	0	0	0	0	29.560
401	01	18	00	Remuneraciones al personal contratado	485.892	0	0	0	0	0	485.892
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	28.256	0	0	0	0	0	28.256
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	9.436	0	0	0	0	0	9.436
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	9.436	0	0	0	0	0	9.436
401	03	00	00	Primas	950.874	0	0	0	0	0	950.874
401	03	02	00	Primas de transporte a empleados	18.000	0	0	0	0	0	18.000
401	03	08	00	Primas de profesionalización a empleados	8.846	0	0	0	0	0	8.846
401	03	09	00	Primas por antigüedad a empleados	33.833	0	0	0	0	0	33.833
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	138.000	0	0	0	0	0	138.000
401	03	17	00	Primas de transporte a obreros	6.000	0	0	0	0	0	6.000
401	03	21	00	Primas por antigüedad a obreros	3.140	0	0	0	0	0	3.140
401	03	37	00	Primas de transporte al personal contratado	96.000	0	0	0	0	0	96.000
401	03	40	00	Primas de profesionalización al personal contratado	30.948	0	0	0	0	0	30.948
401	03	41	00	Primas por antigüedad al personal contratado	72.716	0	0	0	0	0	72.716
401	03	47	00	Primas al personal de alto nivel y de dirección	38.400	0	0	0	0	0	38.400
401	03	95	00	Otras primas al personal de alto nivel y de dirección	28.605	0	0	0	0	0	28.605
401	03	96	00	Otras primas al personal contratado	392.314	0	0	0	0	0	392.314
401	03	97	00	Otras primas a empleados	67.814	0	0	0	0	0	67.814
401	03	98	00	Otras primas a obreros	16.258	0	0	0	0	0	16.258
401	04	00	00	Complementos de sueldos y salarios	444.683	0	0	0	0	0	444.683
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.194	0	0	0	0	0	1.194
401	04	08	00	Bono compensatorio de alimentación a empleados	63.180	0	0	0	0	0	63.180
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	572	0	0	0	0	0	572

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117438 580025000 ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: DISEÑAR, PROMOVER Y DESARROLLAR UN PROGRAMA DE FORMACIÓN CONTINUA Y PERMANENTE CON PERSPECTIVA DE GÉNERO, QUE CONTRIBUYA A LA DECONSTRUCCIÓN DE ESTEREOTIPOS DE GÉNERO Y AL DESARROLLO DE RELACIONES EN IGUALDAD DE CONDICIONES ENTRE HOMBRES Y MUJERES, EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	21.060	0	0	0	0	0	21.060
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	657	0	0	0	0	0	657
401	04	26	00	Bono compensatorio de alimentación al personal contratado	336.960	0	0	0	0	0	336.960
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	21.060	0	0	0	0	0	21.060
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	620.735	0	0	0	0	0	620.735
401	05	01	00	Aguinaldos a empleados	88.906	0	0	0	0	0	88.906
401	05	03	00	Bono vacacional a empleados	35.562	0	0	0	0	0	35.562
401	05	04	00	Aguinaldos a obreros	18.319	0	0	0	0	0	18.319
401	05	06	00	Bono vacacional a obreros	7.328	0	0	0	0	0	7.328
401	05	07	00	Aguinaldos al personal contratado	298.408	0	0	0	0	0	298.408
401	05	08	00	Bono vacacional al personal contratado	119.363	0	0	0	0	0	119.363
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	37.749	0	0	0	0	0	37.749
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	15.100	0	0	0	0	0	15.100
401	06	00	00	Aportes patronales y legales	271.349	0	0	0	0	0	271.349
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	32.006	0	0	0	0	0	32.006
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	9.602	0	0	0	0	0	9.602
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.401	0	0	0	0	0	6.401
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.401	0	0	0	0	0	6.401
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	6.595	0	0	0	0	0	6.595
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.978	0	0	0	0	0	1.978
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.319	0	0	0	0	0	1.319
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.319	0	0	0	0	0	1.319
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	107.427	0	0	0	0	0	107.427
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	21.485	0	0	0	0	0	21.485
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	13.590	0	0	0	0	0	13.590
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	4.077	0	0	0	0	0	4.077
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	2.718	0	0	0	0	0	2.718

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117438 580025000 ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: DISEÑAR, PROMOVER Y DESARROLLAR UN PROGRAMA DE FORMACIÓN CONTINUA Y PERMANENTE CON PERSPECTIVA DE GÉNERO, QUE CONTRIBUYA A LA DECONSTRUCCIÓN DE ESTEREOTIPOS DE GÉNERO Y AL DESARROLLO DE RELACIONES EN IGUALDAD DE CONDICIONES ENTRE HOMBRES Y MUJERES, EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA META: 25.000 FEMENINO: 0 MASCULINO: 0

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	2.718	0	0	0	0	0	2.718
401	06	95	00	Otros aportes legales por personal contratado	32.228	0	0	0	0	0	32.228
401	06	96	00	Otros aportes legales por empleados	21.485	0	0	0	0	0	21.485
401	07	00	00	Asistencia socio-económica	1.146.675	0	0	0	0	0	1.146.675
401	07	02	00	Becas a empleados	8.000	0	0	0	0	0	8.000
401	07	03	00	Ayudas por matrimonio a empleados	2.000	0	0	0	0	0	2.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	0	2.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	32.006	0	0	0	0	0	32.006
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	642.840	0	0	0	0	0	642.840
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.000	0	0	0	0	0	6.000
401	07	10	00	Dotación de uniformes a empleados	124.000	0	0	0	0	0	124.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	12.958	0	0	0	0	0	12.958
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	8.000	0	0	0	0	0	8.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.000	0	0	0	0	0	2.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.595	0	0	0	0	0	6.595
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	32.142	0	0	0	0	0	32.142
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	3.000	0	0	0	0	0	3.000
401	07	26	00	Dotación de uniformes a obreros	6.200	0	0	0	0	0	6.200
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	6.479	0	0	0	0	0	6.479
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.000	0	0	0	0	0	2.000
401	07	33	00	Asistencia socio-económica al personal contratado	194.865	0	0	0	0	0	194.865
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	13.590	0	0	0	0	0	13.590
401	07	96	00	Otras subvenciones a empleados	39.000	0	0	0	0	0	39.000
401	07	97	00	Otras subvenciones a obreros	3.000	0	0	0	0	0	3.000
401	08	00	00	Prestaciones sociales e indemnizaciones	394.117	0	0	0	0	0	394.117
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	79.027	0	0	0	0	0	79.027
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	16.283	0	0	0	0	0	16.283

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117438 580025000 ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: DISEÑAR, PROMOVER Y DESARROLLAR UN PROGRAMA DE FORMACIÓN CONTINUA Y PERMANENTE CON PERSPECTIVA DE GÉNERO, QUE CONTRIBUYA A LA DECONSTRUCCIÓN DE ESTEREOTIPOS DE GÉNERO Y AL DESARROLLO DE RELACIONES EN IGUALDAD DE CONDICIONES ENTRE HOMBRES Y MUJERES, EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	265.252	0	0	0	0	0	265.252
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	33.555	0	0	0	0	0	33.555
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.145.475**	**0**	**0**	**0**	**0**	**0**	**4.145.475**
402	01	00	00	Productos alimenticios y agropecuarios	105.329	0	0	0	0	0	105.329
402	01	01	00	Alimentos y bebidas para personas	105.329	0	0	0	0	0	105.329
402	03	00	00	Textiles y vestuarios	204.984	0	0	0	0	0	204.984
402	03	02	00	Prendas de vestir	204.984	0	0	0	0	0	204.984
402	04	00	00	Productos de cuero y caucho	92.664	0	0	0	0	0	92.664
402	04	03	00	Cauchos y tripas para vehículos	92.664	0	0	0	0	0	92.664
402	05	00	00	Productos de papel, cartón e impresos	1.580.143	0	0	0	0	0	1.580.143
402	05	01	00	Pulpa de madera, papel y cartón	31.720	0	0	0	0	0	31.720
402	05	02	00	Envases y cajas de papel y cartón	174.770	0	0	0	0	0	174.770
402	05	03	00	Productos de papel y cartón para oficina	1.189.897	0	0	0	0	0	1.189.897
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	183.756	0	0	0	0	0	183.756
402	06	00	00	Productos químicos y derivados	303.362	0	0	0	0	0	303.362
402	06	03	00	Tintas, pinturas y colorantes	193.659	0	0	0	0	0	193.659
402	06	04	00	Productos farmacéuticos y medicamentos	5.170	0	0	0	0	0	5.170
402	06	06	00	Combustibles y lubricantes	25.609	0	0	0	0	0	25.609
402	06	08	00	Productos plásticos	78.924	0	0	0	0	0	78.924
402	08	00	00	Productos metálicos	52.677	0	0	0	0	0	52.677
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	15.237	0	0	0	0	0	15.237
402	08	09	00	Repuestos y accesorios para equipos de transporte	37.440	0	0	0	0	0	37.440
402	10	00	00	Productos varios y útiles diversos	1.806.316	0	0	0	0	0	1.806.316
402	10	02	00	Materiales y útiles de limpieza y aseo	101.282	0	0	0	0	0	101.282
402	10	03	00	Utensilios de cocina y comedor	5.616	0	0	0	0	0	5.616
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	564.032	0	0	0	0	0	564.032
402	10	08	00	Materiales para equipos de computación	1.029.840	0	0	0	0	0	1.029.840
402	10	11	00	Materiales eléctricos	97.044	0	0	0	0	0	97.044

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117438 580025000 ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: DISEÑAR, PROMOVER Y DESARROLLAR UN PROGRAMA DE FORMACIÓN CONTINUA Y PERMANENTE CON PERSPECTIVA DE GÉNERO, QUE CONTRIBUYA A LA DECONSTRUCCIÓN DE ESTEREOTIPOS DE GÉNERO Y AL DESARROLLO DE RELACIONES EN IGUALDAD DE CONDICIONES ENTRE HOMBRES Y MUJERES, EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	8.502	0	0	0	0	0	8.502
403	**00**	**00**	**00**	**Servicios no personales**	**8.652.237**	**0**	**0**	**0**	**0**	**0**	**8.652.237**
403	01	00	00	Alquileres de inmuebles	2.702.400	0	0	0	0	0	2.702.400
403	01	01	00	Alquileres de edificios y locales	2.570.400	0	0	0	0	0	2.570.400
403	01	02	00	Alquileres de instalaciones culturales y recreativas	132.000	0	0	0	0	0	132.000
403	02	00	00	Alquileres de maquinaria y equipos	396.000	0	0	0	0	0	396.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	396.000	0	0	0	0	0	396.000
403	04	00	00	Servicios básicos	17.600	0	0	0	0	0	17.600
403	04	01	00	Electricidad	13.280	0	0	0	0	0	13.280
403	04	04	00	Teléfonos	4.320	0	0	0	0	0	4.320
403	06	00	00	Servicios de transporte y almacenaje	12.000	0	0	0	0	0	12.000
403	06	03	00	Estacionamiento	12.000	0	0	0	0	0	12.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	427.795	0	0	0	0	0	427.795
403	07	01	00	Publicidad y propaganda	86.400	0	0	0	0	0	86.400
403	07	02	00	Imprenta y reproducción	151.200	0	0	0	0	0	151.200
403	07	03	00	Relaciones sociales	190.195	0	0	0	0	0	190.195
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	36.000	0	0	0	0	0	36.000
403	08	01	00	Primas y gastos de seguros	24.000	0	0	0	0	0	24.000
403	08	02	00	Comisiones y gastos bancarios	12.000	0	0	0	0	0	12.000
403	09	00	00	Viáticos y pasajes	633.600	0	0	0	0	0	633.600
403	09	01	00	Viáticos y pasajes dentro del país	633.600	0	0	0	0	0	633.600
403	10	00	00	Servicios profesionales y técnicos	1.924.800	0	0	0	0	0	1.924.800
403	10	11	00	Servicios para la elaboración y suministro de comida	1.576.800	0	0	0	0	0	1.576.800
403	10	99	00	Otros servicios profesionales y técnicos	348.000	0	0	0	0	0	348.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	158.400	0	0	0	0	0	158.400
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	158.400	0	0	0	0	0	158.400
403	12	00	00	Conservación y reparaciones menores de obras	316.800	0	0	0	0	0	316.800
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	316.800	0	0	0	0	0	316.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117438 580025000 ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: DISEÑAR, PROMOVER Y DESARROLLAR UN PROGRAMA DE FORMACIÓN CONTINUA Y PERMANENTE CON PERSPECTIVA DE GÉNERO, QUE CONTRIBUYA A LA DECONSTRUCCIÓN DE ESTEREOTIPOS DE GÉNERO Y AL DESARROLLO DE RELACIONES EN IGUALDAD DE CONDICIONES ENTRE HOMBRES Y MUJERES, EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	1.738.842	0	0	0	0	0	1.738.842
403	18	01	00	Impuesto al valor agregado	1.738.842	0	0	0	0	0	1.738.842
403	99	00	00	Otros servicios no personales	288.000	0	0	0	0	0	288.000
403	99	01	00	Otros servicios no personales	288.000	0	0	0	0	0	288.000
404	**00**	**00**	**00**	**Activos reales**	**3.431.203**	**0**	**0**	**0**	**0**	**0**	**3.431.203**
404	01	00	00	Repuestos y reparaciones mayores	72.696	0	0	0	0	0	72.696
404	01	01	00	Repuestos mayores	72.696	0	0	0	0	0	72.696
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	72.696	0	0	0	0	0	72.696
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	430.837	0	0	0	0	0	430.837
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	430.837	0	0	0	0	0	430.837
404	04	00	00	Equipos de transporte, tracción y elevación	436.800	0	0	0	0	0	436.800
404	04	01	00	Vehículos automotores terrestres	436.800	0	0	0	0	0	436.800
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.489	0	0	0	0	0	7.489
404	05	01	00	Equipos de telecomunicaciones	7.489	0	0	0	0	0	7.489
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	8.629	0	0	0	0	0	8.629
404	07	02	00	Equipos de enseñanza, deporte y recreación	8.629	0	0	0	0	0	8.629
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.474.752	0	0	0	0	0	2.474.752
404	09	01	00	Mobiliario y equipos de oficina	1.611.792	0	0	0	0	0	1.611.792
404	09	02	00	Equipos de computación	739.596	0	0	0	0	0	739.596
404	09	03	00	Mobiliario y equipos de alojamiento	123.364	0	0	0	0	0	123.364
				Totales	**20.715.232**	**0**	**0**	**0**	**0**	**0**	**20.715.232**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117438 580025000 ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: DISEÑAR, PROMOVER Y DESARROLLAR UN PROGRAMA DE FORMACIÓN CONTINUA Y PERMANENTE CON PERSPECTIVA DE GÉNERO, QUE CONTRIBUYA A LA DECONSTRUCCIÓN DE ESTEREOTIPOS DE GÉNERO Y AL DESARROLLO DE RELACIONES EN IGUALDAD DE CONDICIONES ENTRE HOMBRES Y MUJERES, EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117438 580025000 ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: DISEÑAR, PROMOVER Y DESARROLLAR UN PROGRAMA DE FORMACIÓN CONTINUA Y PERMANENTE CON PERSPECTIVA DE GÉNERO, QUE CONTRIBUYA A LA DECONSTRUCCIÓN DE ESTEREOTIPOS DE GÉNERO Y AL DESARROLLO DE RELACIONES EN IGUALDAD DE CONDICIONES ENTRE HOMBRES Y MUJERES, EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580025001 ELABORACIÓN DE INVESTIGACIONES COMUNITARIAS QUE VINCULEN LA REFLEXIÓN TEÓRICA CON LAS NECESIDADES DE LA POBLACIÓN, EN EL DISEÑO DE ACTIVIDADES FORMATIVAS CON PERSPECTIVA DE GÉNERO.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE LA ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS".

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.228.418**	**0**	**0**	**0**	**0**	**0**	**2.228.418**
402	01	00	00	Productos alimenticios y agropecuarios	41.118	0	0	0	0	0	41.118
402	01	01	00	Alimentos y bebidas para personas	41.118	0	0	0	0	0	41.118
402	03	00	00	Textiles y vestuarios	136.656	0	0	0	0	0	136.656
402	03	02	00	Prendas de vestir	136.656	0	0	0	0	0	136.656
402	04	00	00	Productos de cuero y caucho	51.480	0	0	0	0	0	51.480
402	04	03	00	Cauchos y tripas para vehículos	51.480	0	0	0	0	0	51.480
402	05	00	00	Productos de papel, cartón e impresos	690.575	0	0	0	0	0	690.575
402	05	01	00	Pulpa de madera, papel y cartón	27.362	0	0	0	0	0	27.362
402	05	02	00	Envases y cajas de papel y cartón	87.385	0	0	0	0	0	87.385
402	05	03	00	Productos de papel y cartón para oficina	490.465	0	0	0	0	0	490.465
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	85.363	0	0	0	0	0	85.363
402	06	00	00	Productos químicos y derivados	90.366	0	0	0	0	0	90.366
402	06	03	00	Tintas, pinturas y colorantes	38.657	0	0	0	0	0	38.657
402	06	04	00	Productos farmacéuticos y medicamentos	1.126	0	0	0	0	0	1.126
402	06	06	00	Combustibles y lubricantes	21.979	0	0	0	0	0	21.979
402	06	08	00	Productos plásticos	28.604	0	0	0	0	0	28.604
402	08	00	00	Productos metálicos	39.062	0	0	0	0	0	39.062
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.622	0	0	0	0	0	1.622
402	08	09	00	Repuestos y accesorios para equipos de transporte	37.440	0	0	0	0	0	37.440
402	10	00	00	Productos varios y útiles diversos	1.179.161	0	0	0	0	0	1.179.161
402	10	02	00	Materiales y útiles de limpieza y aseo	87.092	0	0	0	0	0	87.092
402	10	03	00	Utensilios de cocina y comedor	5.616	0	0	0	0	0	5.616

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117438 580025000 ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: DISEÑAR, PROMOVER Y DESARROLLAR UN PROGRAMA DE FORMACIÓN CONTINUA Y PERMANENTE CON PERSPECTIVA DE GÉNERO, QUE CONTRIBUYA A LA DECONSTRUCCIÓN DE ESTEREOTIPOS DE GÉNERO Y AL DESARROLLO DE RELACIONES EN IGUALDAD DE CONDICIONES ENTRE HOMBRES Y MUJERES, EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580025001 ELABORACIÓN DE INVESTIGACIONES COMUNITARIAS QUE VINCULEN LA REFLEXIÓN TEÓRICA CON LAS NECESIDADES DE LA POBLACIÓN, EN EL DISEÑO DE ACTIVIDADES FORMATIVAS CON PERSPECTIVA DE GÉNERO.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE LA ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS".

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	359.463	0	0	0	0	0	359.463
402	10	08	00	Materiales para equipos de computación	621.444	0	0	0	0	0	621.444
402	10	11	00	Materiales eléctricos	97.044	0	0	0	0	0	97.044
402	10	99	00	Otros productos y útiles diversos	8.502	0	0	0	0	0	8.502
403	**00**	**00**	**00**	**Servicios no personales**	**5.303.278**	**0**	**0**	**0**	**0**	0	**5.303.278**
403	01	00	00	Alquileres de inmuebles	2.052.000	0	0	0	0	0	2.052.000
403	01	01	00	Alquileres de edificios y locales	2.052.000	0	0	0	0	0	2.052.000
403	02	00	00	Alquileres de maquinaria y equipos	396.000	0	0	0	0	0	396.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	396.000	0	0	0	0	0	396.000
403	04	00	00	Servicios básicos	10.400	0	0	0	0	0	10.400
403	04	01	00	Electricidad	10.400	0	0	0	0	0	10.400
403	06	00	00	Servicios de transporte y almacenaje	12.000	0	0	0	0	0	12.000
403	06	03	00	Estacionamiento	12.000	0	0	0	0	0	12.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	352.800	0	0	0	0	0	352.800
403	07	01	00	Publicidad y propaganda	86.400	0	0	0	0	0	86.400
403	07	02	00	Imprenta y reproducción	86.400	0	0	0	0	0	86.400
403	07	03	00	Relaciones sociales	180.000	0	0	0	0	0	180.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	36.000	0	0	0	0	0	36.000
403	08	01	00	Primas y gastos de seguros	24.000	0	0	0	0	0	24.000
403	08	02	00	Comisiones y gastos bancarios	12.000	0	0	0	0	0	12.000
403	09	00	00	Viáticos y pasajes	633.600	0	0	0	0	0	633.600
403	09	01	00	Viáticos y pasajes dentro del país	633.600	0	0	0	0	0	633.600
403	10	00	00	Servicios profesionales y técnicos	448.800	0	0	0	0	0	448.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117438 580025000 ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: DISEÑAR, PROMOVER Y DESARROLLAR UN PROGRAMA DE FORMACIÓN CONTINUA Y PERMANENTE CON PERSPECTIVA DE GÉNERO, QUE CONTRIBUYA A LA DECONSTRUCCIÓN DE ESTEREOTIPOS DE GÉNERO Y AL DESARROLLO DE RELACIONES EN IGUALDAD DE CONDICIONES ENTRE HOMBRES Y MUJERES, EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580025001 ELABORACIÓN DE INVESTIGACIONES COMUNITARIAS QUE VINCULEN LA REFLEXIÓN TEÓRICA CON LAS NECESIDADES DE LA POBLACIÓN, EN EL DISEÑO DE ACTIVIDADES FORMATIVAS CON PERSPECTIVA DE GÉNERO.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE LA ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS".

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	316.800	0	0	0	0	0	316.800
403	10	99	00	Otros servicios profesionales y técnicos	132.000	0	0	0	0	0	132.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.400	0	0	0	0	0	14.400
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	14.400	0	0	0	0	0	14.400
403	12	00	00	Conservación y reparaciones menores de obras	316.800	0	0	0	0	0	316.800
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	316.800	0	0	0	0	0	316.800
403	18	00	00	Impuestos indirectos	1.030.478	0	0	0	0	0	1.030.478
403	18	01	00	Impuesto al valor agregado	1.030.478	0	0	0	0	0	1.030.478
404	**00**	**00**	**00**	**Activos reales**	**2.086.094**	**0**	**0**	**0**	0	0	**2.086.094**
404	01	00	00	Repuestos y reparaciones mayores	72.696	0	0	0	0	0	72.696
404	01	01	00	Repuestos mayores	72.696	0	0	0	0	0	72.696
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	72.696	0	0	0	0	0	72.696
404	04	00	00	Equipos de transporte, tracción y elevación	218.400	0	0	0	0	0	218.400
404	04	01	00	Vehículos automotores terrestres	218.400	0	0	0	0	0	218.400
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	905	0	0	0	0	0	905
404	07	02	00	Equipos de enseñanza, deporte y recreación	905	0	0	0	0	0	905
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.794.093	0	0	0	0	0	1.794.093
404	09	01	00	Mobiliario y equipos de oficina	1.002.269	0	0	0	0	0	1.002.269
404	09	02	00	Equipos de computación	668.460	0	0	0	0	0	668.460
404	09	03	00	Mobiliario y equipos de alojamiento	123.364	0	0	0	0	0	123.364
				Totales	**9.617.790**	**0**	**0**	**0**	**0**	0	**9.617.790**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117438 580025000 ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: DISEÑAR, PROMOVER Y DESARROLLAR UN PROGRAMA DE FORMACIÓN CONTINUA Y PERMANENTE CON PERSPECTIVA DE GÉNERO, QUE CONTRIBUYA A LA DECONSTRUCCIÓN DE ESTEREOTIPOS DE GÉNERO Y AL DESARROLLO DE RELACIONES EN IGUALDAD DE CONDICIONES ENTRE HOMBRES Y MUJERES, EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580025002 DISEÑO E IMPLEMENTACIÓN DE ACTIVIDADES EDUCATIVAS CONTINUAS Y PERMANENTES, DIRIGIDAS A LA FORMACIÓN POLÍTICA CON PERSPECTIVA DE GÉNERO DE LA POBLACIÓN DETERMINADA A PARTIR DE LAS INVESTIGACIONES COMUNITARIAS.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE LA ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**4.486.317**	0	0	0	0	0	**4.486.317**
401	01	00	00	Sueldos, salarios y otras retribuciones	648.448	0	0	0	0	0	648.448
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	84.767	0	0	0	0	0	84.767
401	01	03	00	Suplencias a empleados	19.973	0	0	0	0	0	19.973
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	29.560	0	0	0	0	0	29.560
401	01	18	00	Remuneraciones al personal contratado	485.892	0	0	0	0	0	485.892
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	28.256	0	0	0	0	0	28.256
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	9.436	0	0	0	0	0	9.436
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	9.436	0	0	0	0	0	9.436
401	03	00	00	Primas	950.874	0	0	0	0	0	950.874
401	03	02	00	Primas de transporte a empleados	18.000	0	0	0	0	0	18.000
401	03	08	00	Primas de profesionalización a empleados	8.846	0	0	0	0	0	8.846
401	03	09	00	Primas por antigüedad a empleados	33.833	0	0	0	0	0	33.833
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	138.000	0	0	0	0	0	138.000
401	03	17	00	Primas de transporte a obreros	6.000	0	0	0	0	0	6.000
401	03	21	00	Primas por antigüedad a obreros	3.140	0	0	0	0	0	3.140
401	03	37	00	Primas de transporte al personal contratado	96.000	0	0	0	0	0	96.000
401	03	40	00	Primas de profesionalización al personal contratado	30.948	0	0	0	0	0	30.948
401	03	41	00	Primas por antigüedad al personal contratado	72.716	0	0	0	0	0	72.716
401	03	47	00	Primas al personal de alto nivel y de dirección	38.400	0	0	0	0	0	38.400
401	03	95	00	Otras primas al personal de alto nivel y de dirección	28.605	0	0	0	0	0	28.605
401	03	96	00	Otras primas al personal contratado	392.314	0	0	0	0	0	392.314
401	03	97	00	Otras primas a empleados	67.814	0	0	0	0	0	67.814

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117438 580025000 ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: DISEÑAR, PROMOVER Y DESARROLLAR UN PROGRAMA DE FORMACIÓN CONTINUA Y PERMANENTE CON PERSPECTIVA DE GÉNERO, QUE CONTRIBUYA A LA DECONSTRUCCIÓN DE ESTEREOTIPOS DE GÉNERO Y AL DESARROLLO DE RELACIONES EN IGUALDAD DE CONDICIONES ENTRE HOMBRES Y MUJERES, EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580025002 DISEÑO E IMPLEMENTACIÓN DE ACTIVIDADES EDUCATIVAS CONTINUAS Y PERMANENTES, DIRIGIDAS A LA FORMACIÓN POLÍTICA CON PERSPECTIVA DE GÉNERO DE LA POBLACIÓN DETERMINADA A PARTIR DE LAS INVESTIGACIONES COMUNITARIAS.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE LA ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	98	00	Otras primas a obreros	16.258	0	0	0	0	0	16.258
401	04	00	00	Complementos de sueldos y salarios	444.683	0	0	0	0	0	444.683
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.194	0	0	0	0	0	1.194
401	04	08	00	Bono compensatorio de alimentación a empleados	63.180	0	0	0	0	0	63.180
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	572	0	0	0	0	0	572
401	04	18	00	Bono compensatorio de alimentación a obreros	21.060	0	0	0	0	0	21.060
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	657	0	0	0	0	0	657
401	04	26	00	Bono compensatorio de alimentación al personal contratado	336.960	0	0	0	0	0	336.960
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	21.060	0	0	0	0	0	21.060
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	620.735	0	0	0	0	0	620.735
401	05	01	00	Aguinaldos a empleados	88.906	0	0	0	0	0	88.906
401	05	03	00	Bono vacacional a empleados	35.562	0	0	0	0	0	35.562
401	05	04	00	Aguinaldos a obreros	18.319	0	0	0	0	0	18.319
401	05	06	00	Bono vacacional a obreros	7.328	0	0	0	0	0	7.328
401	05	07	00	Aguinaldos al personal contratado	298.408	0	0	0	0	0	298.408
401	05	08	00	Bono vacacional al personal contratado	119.363	0	0	0	0	0	119.363
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	37.749	0	0	0	0	0	37.749
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	15.100	0	0	0	0	0	15.100
401	06	00	00	Aportes patronales y legales	271.349	0	0	0	0	0	271.349
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	32.006	0	0	0	0	0	32.006
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	9.602	0	0	0	0	0	9.602
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.401	0	0	0	0	0	6.401
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.401	0	0	0	0	0	6.401

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117438 580025000 ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: DISEÑAR, PROMOVER Y DESARROLLAR UN PROGRAMA DE FORMACIÓN CONTINUA Y PERMANENTE CON PERSPECTIVA DE GÉNERO, QUE CONTRIBUYA A LA DECONSTRUCCIÓN DE ESTEREOTIPOS DE GÉNERO Y AL DESARROLLO DE RELACIONES EN IGUALDAD DE CONDICIONES ENTRE HOMBRES Y MUJERES, EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580025002 DISEÑO E IMPLEMENTACIÓN DE ACTIVIDADES EDUCATIVAS CONTINUAS Y PERMANENTES, DIRIGIDAS A LA FORMACIÓN POLÍTICA CON PERSPECTIVA DE GÉNERO DE LA POBLACIÓN DETERMINADA A PARTIR DE LAS INVESTIGACIONES COMUNITARIAS.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE LA ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	6.595	0	0	0	0	0	6.595
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.978	0	0	0	0	0	1.978
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.319	0	0	0	0	0	1.319
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.319	0	0	0	0	0	1.319
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	107.427	0	0	0	0	0	107.427
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	21.485	0	0	0	0	0	21.485
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	13.590	0	0	0	0	0	13.590
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	4.077	0	0	0	0	0	4.077
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	2.718	0	0	0	0	0	2.718
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	2.718	0	0	0	0	0	2.718
401	06	95	00	Otros aportes legales por personal contratado	32.228	0	0	0	0	0	32.228
401	06	96	00	Otros aportes legales por empleados	21.485	0	0	0	0	0	21.485
401	07	00	00	Asistencia socio-económica	1.146.675	0	0	0	0	0	1.146.675
401	07	02	00	Becas a empleados	8.000	0	0	0	0	0	8.000
401	07	03	00	Ayudas por matrimonio a empleados	2.000	0	0	0	0	0	2.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	0	2.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	32.006	0	0	0	0	0	32.006
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	642.840	0	0	0	0	0	642.840
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.000	0	0	0	0	0	6.000
401	07	10	00	Dotación de uniformes a empleados	124.000	0	0	0	0	0	124.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	12.958	0	0	0	0	0	12.958

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117438 580025000 ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: DISEÑAR, PROMOVER Y DESARROLLAR UN PROGRAMA DE FORMACIÓN CONTINUA Y PERMANENTE CON PERSPECTIVA DE GÉNERO, QUE CONTRIBUYA A LA DECONSTRUCCIÓN DE ESTEREOTIPOS DE GÉNERO Y AL DESARROLLO DE RELACIONES EN IGUALDAD DE CONDICIONES ENTRE HOMBRES Y MUJERES, EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580025002 DISEÑO E IMPLEMENTACIÓN DE ACTIVIDADES EDUCATIVAS CONTINUAS Y PERMANENTES, DIRIGIDAS A LA FORMACIÓN POLÍTICA CON PERSPECTIVA DE GÉNERO DE LA POBLACIÓN DETERMINADA A PARTIR DE LAS INVESTIGACIONES COMUNITARIAS.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE LA ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	8.000	0	0	0	0	0	8.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.000	0	0	0	0	0	2.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.595	0	0	0	0	0	6.595
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	32.142	0	0	0	0	0	32.142
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	3.000	0	0	0	0	0	3.000
401	07	26	00	Dotación de uniformes a obreros	6.200	0	0	0	0	0	6.200
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	6.479	0	0	0	0	0	6.479
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.000	0	0	0	0	0	2.000
401	07	33	00	Asistencia socio-económica al personal contratado	194.865	0	0	0	0	0	194.865
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	13.590	0	0	0	0	0	13.590
401	07	96	00	Otras subvenciones a empleados	39.000	0	0	0	0	0	39.000
401	07	97	00	Otras subvenciones a obreros	3.000	0	0	0	0	0	3.000
401	08	00	00	Prestaciones sociales e indemnizaciones	394.117	0	0	0	0	0	394.117
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	79.027	0	0	0	0	0	79.027
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	16.283	0	0	0	0	0	16.283
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	265.252	0	0	0	0	0	265.252
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	33.555	0	0	0	0	0	33.555
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.917.057**	**0**	**0**	**0**	**0**	0	**1.917.057**
402	01	00	00	Productos alimenticios y agropecuarios	64.211	0	0	0	0	0	64.211
402	01	01	00	Alimentos y bebidas para personas	64.211	0	0	0	0	0	64.211
402	03	00	00	Textiles y vestuarios	68.328	0	0	0	0	0	68.328
402	03	02	00	Prendas de vestir	68.328	0	0	0	0	0	68.328
402	04	00	00	Productos de cuero y caucho	41.184	0	0	0	0	0	41.184

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117438 580025000 ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: DISEÑAR, PROMOVER Y DESARROLLAR UN PROGRAMA DE FORMACIÓN CONTINUA Y PERMANENTE CON PERSPECTIVA DE GÉNERO, QUE CONTRIBUYA A LA DECONSTRUCCIÓN DE ESTEREOTIPOS DE GÉNERO Y AL DESARROLLO DE RELACIONES EN IGUALDAD DE CONDICIONES ENTRE HOMBRES Y MUJERES, EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580025002 DISEÑO E IMPLEMENTACIÓN DE ACTIVIDADES EDUCATIVAS CONTINUAS Y PERMANENTES, DIRIGIDAS A LA FORMACIÓN POLÍTICA CON PERSPECTIVA DE GÉNERO DE LA POBLACIÓN DETERMINADA A PARTIR DE LAS INVESTIGACIONES COMUNITARIAS.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE LA ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	41.184	0	0	0	0	0	41.184
402	05	00	00	Productos de papel, cartón e impresos	889.568	0	0	0	0	0	889.568
402	05	01	00	Pulpa de madera, papel y cartón	4.358	0	0	0	0	0	4.358
402	05	02	00	Envases y cajas de papel y cartón	87.385	0	0	0	0	0	87.385
402	05	03	00	Productos de papel y cartón para oficina	699.432	0	0	0	0	0	699.432
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	98.393	0	0	0	0	0	98.393
402	06	00	00	Productos químicos y derivados	212.996	0	0	0	0	0	212.996
402	06	03	00	Tintas, pinturas y colorantes	155.002	0	0	0	0	0	155.002
402	06	04	00	Productos farmacéuticos y medicamentos	4.044	0	0	0	0	0	4.044
402	06	06	00	Combustibles y lubricantes	3.630	0	0	0	0	0	3.630
402	06	08	00	Productos plásticos	50.320	0	0	0	0	0	50.320
402	08	00	00	Productos metálicos	13.615	0	0	0	0	0	13.615
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	13.615	0	0	0	0	0	13.615
402	10	00	00	Productos varios y útiles diversos	627.155	0	0	0	0	0	627.155
402	10	02	00	Materiales y útiles de limpieza y aseo	14.190	0	0	0	0	0	14.190
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	204.569	0	0	0	0	0	204.569
402	10	08	00	Materiales para equipos de computación	408.396	0	0	0	0	0	408.396
403	**00**	**00**	**00**	**Servicios no personales**	**3.348.959**	**0**	**0**	**0**	**0**	**0**	**3.348.959**
403	01	00	00	Alquileres de inmuebles	650.400	0	0	0	0	0	650.400
403	01	01	00	Alquileres de edificios y locales	518.400	0	0	0	0	0	518.400
403	01	02	00	Alquileres de instalaciones culturales y recreativas	132.000	0	0	0	0	0	132.000
403	04	00	00	Servicios básicos	7.200	0	0	0	0	0	7.200
403	04	01	00	Electricidad	2.880	0	0	0	0	0	2.880

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117438 580025000 ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: DISEÑAR, PROMOVER Y DESARROLLAR UN PROGRAMA DE FORMACIÓN CONTINUA Y PERMANENTE CON PERSPECTIVA DE GÉNERO, QUE CONTRIBUYA A LA DECONSTRUCCIÓN DE ESTEREOTIPOS DE GÉNERO Y AL DESARROLLO DE RELACIONES EN IGUALDAD DE CONDICIONES ENTRE HOMBRES Y MUJERES, EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580025002 DISEÑO E IMPLEMENTACIÓN DE ACTIVIDADES EDUCATIVAS CONTINUAS Y PERMANENTES, DIRIGIDAS A LA FORMACIÓN POLÍTICA CON PERSPECTIVA DE GÉNERO DE LA POBLACIÓN DETERMINADA A PARTIR DE LAS INVESTIGACIONES COMUNITARIAS.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE LA ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	04	00	Teléfonos	4.320	0	0	0	0	0	4.320
403	07	00	00	Servicios de información, impresión y relaciones públicas	74.995	0	0	0	0	0	74.995
403	07	02	00	Imprenta y reproducción	64.800	0	0	0	0	0	64.800
403	07	03	00	Relaciones sociales	10.195	0	0	0	0	0	10.195
403	10	00	00	Servicios profesionales y técnicos	1.476.000	0	0	0	0	0	1.476.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.260.000	0	0	0	0	0	1.260.000
403	10	99	00	Otros servicios profesionales y técnicos	216.000	0	0	0	0	0	216.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	144.000	0	0	0	0	0	144.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	144.000	0	0	0	0	0	144.000
403	18	00	00	Impuestos indirectos	708.364	0	0	0	0	0	708.364
403	18	01	00	Impuesto al valor agregado	708.364	0	0	0	0	0	708.364
403	99	00	00	Otros servicios no personales	288.000	0	0	0	0	0	288.000
403	99	01	00	Otros servicios no personales	288.000	0	0	0	0	0	288.000
404	**00**	**00**	**00**	**Activos reales**	**1.345.109**	**0**	**0**	**0**	**0**	0	**1.345.109**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	430.837	0	0	0	0	0	430.837
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	430.837	0	0	0	0	0	430.837
404	04	00	00	Equipos de transporte, tracción y elevación	218.400	0	0	0	0	0	218.400
404	04	01	00	Vehículos automotores terrestres	218.400	0	0	0	0	0	218.400
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.489	0	0	0	0	0	7.489
404	05	01	00	Equipos de telecomunicaciones	7.489	0	0	0	0	0	7.489
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	7.724	0	0	0	0	0	7.724
404	07	02	00	Equipos de enseñanza, deporte y recreación	7.724	0	0	0	0	0	7.724
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	680.659	0	0	0	0	0	680.659

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 117438 580025000 ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: DISEÑAR, PROMOVER Y DESARROLLAR UN PROGRAMA DE FORMACIÓN CONTINUA Y PERMANENTE CON PERSPECTIVA DE GÉNERO, QUE CONTRIBUYA A LA DECONSTRUCCIÓN DE ESTEREOTIPOS DE GÉNERO Y AL DESARROLLO DE RELACIONES EN IGUALDAD DE CONDICIONES ENTRE HOMBRES Y MUJERES, EN EL MARCO DE LA CONSTRUCCIÓN DEL SOCIALISMO.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 580025002 DISEÑO E IMPLEMENTACIÓN DE ACTIVIDADES EDUCATIVAS CONTINUAS Y PERMANENTES, DIRIGIDAS A LA FORMACIÓN POLÍTICA CON PERSPECTIVA DE GÉNERO DE LA POBLACIÓN DETERMINADA A PARTIR DE LAS INVESTIGACIONES COMUNITARIAS.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 25.000

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE LA ESCUELA DE FORMACIÓN SOCIALISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	609.523	0	0	0	0	0	609.523
404	09	02	00	Equipos de computación	71.136	0	0	0	0	0	71.136
				Totales	**11.097.442**	0	0	0	0	0	**11.097.442**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 589999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR RECURSOS A LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 148.817.884

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
405	**00**	**00**	**00**	**Activos financieros**	**72.605.960**	**0**	**0**	**0**	**0**	**0**	**72.605.960**
405	01	00	00	Aportes en acciones y participaciones de capital	72.605.960	0	0	0	0	0	72.605.960
405	01	02	00	Aportes en acciones y participaciones de capital al sector público	72.605.960	0	0	0	0	0	72.605.960
405	01	02	05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	72.605.960	0	0	0	0	0	72.605.960
407	**00**	**00**	**00**	**Transferencias y donaciones**	**76.211.924**	**0**	**0**	**0**	**0**	**0**	**76.211.924**
407	01	00	00	Transferencias y donaciones corrientes internas	76.211.924	0	0	0	0	0	76.211.924
407	01	03	00	Transferencias corrientes internas al sector público	76.211.924	0	0	0	0	0	76.211.924
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	76.211.924	0	0	0	0	0	76.211.924
				Totales	**148.817.884**	**0**	**0**	**0**	**0**	**0**	**148.817.884**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 589999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR RECURSOS A LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 148.817.884

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
405	**00**	**00**	**00**	**Activos financieros**	**72.605.960**	**0**	**0**	**0**	**0**	**0**	**72.605.960**
405	01	00	00	Aportes en acciones y participaciones de capital	72.605.960	0	0	0	0	0	72.605.960
405	01	02	00	Aportes en acciones y participaciones de capital al sector público	72.605.960	0	0	0	0	0	72.605.960
405	01	02	05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	72.605.960	0	0	0	0	0	72.605.960
				- A0718 Banco de Desarrollo de la Mujer, C.A. (BANMUJER)	72.605.960	0	0	0	0	0	72.605.960
407	**00**	**00**	**00**	**Transferencias y donaciones**	**76.211.924**	**0**	**0**	**0**	**0**	**0**	**76.211.924**
407	01	00	00	Transferencias y donaciones corrientes internas	76.211.924	0	0	0	0	0	76.211.924
407	01	03	00	Transferencias corrientes internas al sector público	76.211.924	0	0	0	0	0	76.211.924
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	76.211.924	0	0	0	0	0	76.211.924
				- A0936 Instituto Nacional de la Mujer (INAMUJER)	76.211.924	0	0	0	0	0	76.211.924
				Totales	**148.817.884**	**0**	**0**	**0**	**0**	**0**	**148.817.884**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 589999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR RECURSOS A LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 148.817.884

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 589999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE BANCO DE DESARROLLO DE LA MUJER, C.A. (BANMUJER)

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.605.960

RESPONSABLE/EJECUTOR: MINISTERIO DE PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GENERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
405	**00**	**00**	**00**	**Activos financieros**	**72.605.960**	**0**	**0**	**0**	**0**	0	**72.605.960**
405	01	00	00	Aportes en acciones y participaciones de capital	72.605.960	0	0	0	0	0	72.605.960
405	01	02	00	Aportes en acciones y participaciones de capital al sector público	72.605.960	0	0	0	0	0	72.605.960
405	01	02	05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	72.605.960	0	0	0	0	0	72.605.960
				Totales	**72.605.960**	**0**	**0**	**0**	**0**	0	**72.605.960**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 589999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR RECURSOS A LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 148.817.884

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 589999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE LA MUJER (INAMUJER)

UNIDAD DE MEDIDA: BOLÍVAR

META: 76.211.924

RESPONSABLE/EJECUTOR: MINISTERIO DE PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GENERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**76.211.924**	**0**	**0**	**0**	**0**	0	**76.211.924**
407	01	00	00	Transferencias y donaciones corrientes internas	76.211.924	0	0	0	0	0	76.211.924
407	01	03	00	Transferencias corrientes internas al sector público	76.211.924	0	0	0	0	0	76.211.924
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	76.211.924	0	0	0	0	0	76.211.924
				Totales	**76.211.924**	**0**	**0**	**0**	**0**	0	**76.211.924**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO **ACCIÓN CENTRALIZADA:** 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**47.316.460**	**0**	**0**	**0**	**0**	**0**	**47.316.460**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.677.700	0	0	0	0	0	6.677.700
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	483.334	0	0	0	0	0	483.334
401	01	03	00	Suplencias a empleados	56.886	0	0	0	0	0	56.886
401	01	09	00	Remuneraciones al personal en período de disponibilidad	54.157	0	0	0	0	0	54.157
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.311.570	0	0	0	0	0	1.311.570
401	01	18	00	Remuneraciones al personal contratado	4.058.588	0	0	0	0	0	4.058.588
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	35.027	0	0	0	0	0	35.027
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	678.138	0	0	0	0	0	678.138
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	410.135	0	0	0	0	0	410.135
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	54.366	0	0	0	0	0	54.366
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	355.769	0	0	0	0	0	355.769
401	03	00	00	Primas	9.796.481	0	0	0	0	0	9.796.481
401	03	02	00	Primas de transporte a empleados	102.000	0	0	0	0	0	102.000
401	03	08	00	Primas de profesionalización a empleados	45.028	0	0	0	0	0	45.028
401	03	09	00	Primas por antigüedad a empleados	195.447	0	0	0	0	0	195.447
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.419.615	0	0	0	0	0	1.419.615
401	03	17	00	Primas de transporte a obreros	270.000	0	0	0	0	0	270.000
401	03	21	00	Primas por antigüedad a obreros	145.688	0	0	0	0	0	145.688
401	03	22	00	Primas de profesionalización a obreros	12.500	0	0	0	0	0	12.500
401	03	37	00	Primas de transporte al personal contratado	762.000	0	0	0	0	0	762.000
401	03	40	00	Primas de profesionalización al personal contratado	326.919	0	0	0	0	0	326.919
401	03	41	00	Primas por antigüedad al personal contratado	526.336	0	0	0	0	0	526.336
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	48.000	0	0	0	0	0	48.000
401	03	47	00	Primas al personal de alto nivel y de dirección	914.400	0	0	0	0	0	914.400
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	34.022	0	0	0	0	0	34.022
401	03	95	00	Otras primas al personal de alto nivel y de dirección	686.510	0	0	0	0	0	686.510
401	03	96	00	Otras primas al personal contratado	3.199.027	0	0	0	0	0	3.199.027
401	03	97	00	Otras primas a empleados	386.667	0	0	0	0	0	386.667
401	03	98	00	Otras primas a obreros	722.322	0	0	0	0	0	722.322
401	04	00	00	Complementos de sueldos y salarios	5.077.524	0	0	0	0	0	5.077.524

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	3.642	0	0	0	0	0	3.642
401	04	06	00	Complemento a empleados por comisión de servicios	435.575	0	0	0	0	0	435.575
401	04	08	00	Bono compensatorio de alimentación a empleados	294.840	0	0	0	0	0	294.840
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	17.983	0	0	0	0	0	17.983
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	104.943	0	0	0	0	0	104.943
401	04	18	00	Bono compensatorio de alimentación a obreros	947.700	0	0	0	0	0	947.700
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	8.541	0	0	0	0	0	8.541
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.737.800	0	0	0	0	0	2.737.800
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	21.060	0	0	0	0	0	21.060
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	505.440	0	0	0	0	0	505.440
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	6.631.601	0	0	0	0	0	6.631.601
401	05	01	00	Aguinaldos a empleados	533.136	0	0	0	0	0	533.136
401	05	03	00	Bono vacacional a empleados	213.254	0	0	0	0	0	213.254
401	05	04	00	Aguinaldos a obreros	781.355	0	0	0	0	0	781.355
401	05	06	00	Bono vacacional a obreros	312.542	0	0	0	0	0	312.542
401	05	07	00	Aguinaldos al personal contratado	2.444.857	0	0	0	0	0	2.444.857
401	05	08	00	Bono vacacional al personal contratado	977.943	0	0	0	0	0	977.943
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	47.615	0	0	0	0	0	47.615
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	19.046	0	0	0	0	0	19.046
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	929.895	0	0	0	0	0	929.895
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	371.958	0	0	0	0	0	371.958
401	06	00	00	Aportes patronales y legales	2.898.958	0	0	0	0	0	2.898.958
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	191.929	0	0	0	0	0	191.929
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	57.579	0	0	0	0	0	57.579
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	38.386	0	0	0	0	0	38.386
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	38.386	0	0	0	0	0	38.386
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	281.287	0	0	0	0	0	281.287
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	84.386	0	0	0	0	0	84.386
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	56.258	0	0	0	0	0	56.258
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	56.258	0	0	0	0	0	56.258
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	880.149	0	0	0	0	0	880.149

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO **ACCIÓN CENTRALIZADA:** 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	176.030	0	0	0	0	0	176.030
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	17.142	0	0	0	0	0	17.142
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	5.142	0	0	0	0	0	5.142
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.428	0	0	0	0	0	3.428
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	334.762	0	0	0	0	0	334.762
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	100.428	0	0	0	0	0	100.428
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	66.953	0	0	0	0	0	66.953
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	3.428	0	0	0	0	0	3.428
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	66.953	0	0	0	0	0	66.953
401	06	95	00	Otros aportes legales por personal contratado	264.044	0	0	0	0	0	264.044
401	06	96	00	Otros aportes legales por empleados	176.030	0	0	0	0	0	176.030
401	07	00	00	Asistencia socio-económica	11.613.521	0	0	0	0	0	11.613.521
401	07	02	00	Becas a empleados	44.000	0	0	0	0	0	44.000
401	07	03	00	Ayudas por matrimonio a empleados	16.000	0	0	0	0	0	16.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	12.000	0	0	0	0	0	12.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	191.929	0	0	0	0	0	191.929
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	5.431.998	0	0	0	0	0	5.431.998
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	39.000	0	0	0	0	0	39.000
401	07	10	00	Dotación de uniformes a empleados	1.047.800	0	0	0	0	0	1.047.800
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	97.188	0	0	0	0	0	97.188
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	58.000	0	0	0	0	0	58.000
401	07	17	00	Capacitación y adiestramiento a obreros	44.000	0	0	0	0	0	44.000
401	07	19	00	Ayudas por matrimonio de obreros	18.000	0	0	0	0	0	18.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	12.000	0	0	0	0	0	12.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	281.287	0	0	0	0	0	281.287
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.446.390	0	0	0	0	0	1.446.390
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	90.000	0	0	0	0	0	90.000
401	07	26	00	Dotación de uniformes a obreros	279.000	0	0	0	0	0	279.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	155.501	0	0	0	0	0	155.501
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	40.000	0	0	0	0	0	40.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO
ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	33	00	Asistencia socio-económica al personal contratado	1.623.524	0	0	0	0	0	1.623.524
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	17.142	0	0	0	0	0	17.142
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	24.000	0	0	0	0	0	24.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	8.000	0	0	0	0	0	8.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	334.762	0	0	0	0	0	334.762
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	3.000	0	0	0	0	0	3.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	24.000	0	0	0	0	0	24.000
401	07	96	00	Otras subvenciones a empleados	195.000	0	0	0	0	0	195.000
401	07	97	00	Otras subvenciones a obreros	78.000	0	0	0	0	0	78.000
401	08	00	00	Prestaciones sociales e indemnizaciones	4.210.540	0	0	0	0	0	4.210.540
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	473.898	0	0	0	0	0	473.898
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	694.538	0	0	0	0	0	694.538
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.173.206	0	0	0	0	0	2.173.206
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	42.325	0	0	0	0	0	42.325
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	826.573	0	0	0	0	0	826.573
403	**00**	**00**	**00**	**Servicios no personales**	**2.530.987**	**0**	**0**	**0**	**0**	**0**	**2.530.987**
403	10	00	00	Servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	499.749	0	0	0	0	0	499.749
403	18	01	00	Impuesto al valor agregado	499.749	0	0	0	0	0	499.749
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	231.238	0	0	0	0	0	231.238
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	231.238	0	0	0	0	0	231.238
403	99	00	00	Otros servicios no personales	800.000	0	0	0	0	0	800.000
403	99	01	00	Otros servicios no personales	800.000	0	0	0	0	0	800.000
				Totales	**49.847.447**	**0**	**0**	**0**	**0**	**0**	**49.847.447**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 580001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**47.316.460**	**0**	**0**	**0**	**0**	**0**	**47.316.460**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.677.700	0	0	0	0	0	6.677.700
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	483.334	0	0	0	0	0	483.334
401	01	03	00	Suplencias a empleados	56.886	0	0	0	0	0	56.886
401	01	09	00	Remuneraciones al personal en período de disponibilidad	54.157	0	0	0	0	0	54.157
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.311.570	0	0	0	0	0	1.311.570
401	01	18	00	Remuneraciones al personal contratado	4.058.588	0	0	0	0	0	4.058.588
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	35.027	0	0	0	0	0	35.027
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	678.138	0	0	0	0	0	678.138
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	410.135	0	0	0	0	0	410.135
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	54.366	0	0	0	0	0	54.366
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	355.769	0	0	0	0	0	355.769
401	03	00	00	Primas	9.796.481	0	0	0	0	0	9.796.481
401	03	02	00	Primas de transporte a empleados	102.000	0	0	0	0	0	102.000
401	03	08	00	Primas de profesionalización a empleados	45.028	0	0	0	0	0	45.028
401	03	09	00	Primas por antigüedad a empleados	195.447	0	0	0	0	0	195.447
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.419.615	0	0	0	0	0	1.419.615
401	03	17	00	Primas de transporte a obreros	270.000	0	0	0	0	0	270.000
401	03	21	00	Primas por antigüedad a obreros	145.688	0	0	0	0	0	145.688
401	03	22	00	Primas de profesionalización a obreros	12.500	0	0	0	0	0	12.500
401	03	37	00	Primas de transporte al personal contratado	762.000	0	0	0	0	0	762.000
401	03	40	00	Primas de profesionalización al personal contratado	326.919	0	0	0	0	0	326.919
401	03	41	00	Primas por antigüedad al personal contratado	526.336	0	0	0	0	0	526.336
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	48.000	0	0	0	0	0	48.000
401	03	47	00	Primas al personal de alto nivel y de dirección	914.400	0	0	0	0	0	914.400
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	34.022	0	0	0	0	0	34.022
401	03	95	00	Otras primas al personal de alto nivel y de dirección	686.510	0	0	0	0	0	686.510

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 580001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	96	00	Otras primas al personal contratado	3.199.027	0	0	0	0	0	3.199.027
401	03	97	00	Otras primas a empleados	386.667	0	0	0	0	0	386.667
401	03	98	00	Otras primas a obreros	722.322	0	0	0	0	0	722.322
401	04	00	00	Complementos de sueldos y salarios	5.077.524	0	0	0	0	0	5.077.524
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	3.642	0	0	0	0	0	3.642
401	04	06	00	Complemento a empleados por comisión de servicios	435.575	0	0	0	0	0	435.575
401	04	08	00	Bono compensatorio de alimentación a empleados	294.840	0	0	0	0	0	294.840
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	17.983	0	0	0	0	0	17.983
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	104.943	0	0	0	0	0	104.943
401	04	18	00	Bono compensatorio de alimentación a obreros	947.700	0	0	0	0	0	947.700
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	8.541	0	0	0	0	0	8.541
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.737.800	0	0	0	0	0	2.737.800
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	21.060	0	0	0	0	0	21.060
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	505.440	0	0	0	0	0	505.440
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	6.631.601	0	0	0	0	0	6.631.601
401	05	01	00	Aguinaldos a empleados	533.136	0	0	0	0	0	533.136
401	05	03	00	Bono vacacional a empleados	213.254	0	0	0	0	0	213.254
401	05	04	00	Aguinaldos a obreros	781.355	0	0	0	0	0	781.355
401	05	06	00	Bono vacacional a obreros	312.542	0	0	0	0	0	312.542
401	05	07	00	Aguinaldos al personal contratado	2.444.857	0	0	0	0	0	2.444.857
401	05	08	00	Bono vacacional al personal contratado	977.943	0	0	0	0	0	977.943
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	47.615	0	0	0	0	0	47.615
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	19.046	0	0	0	0	0	19.046
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	929.895	0	0	0	0	0	929.895
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	371.958	0	0	0	0	0	371.958
401	06	00	00	Aportes patronales y legales	2.898.958	0	0	0	0	0	2.898.958
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	191.929	0	0	0	0	0	191.929

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 580001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	57.579	0	0	0	0	0	57.579
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	38.386	0	0	0	0	0	38.386
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	38.386	0	0	0	0	0	38.386
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	281.287	0	0	0	0	0	281.287
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	84.386	0	0	0	0	0	84.386
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	56.258	0	0	0	0	0	56.258
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	56.258	0	0	0	0	0	56.258
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	880.149	0	0	0	0	0	880.149
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	176.030	0	0	0	0	0	176.030
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	17.142	0	0	0	0	0	17.142
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	5.142	0	0	0	0	0	5.142
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.428	0	0	0	0	0	3.428
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	334.762	0	0	0	0	0	334.762
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	100.428	0	0	0	0	0	100.428
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	66.953	0	0	0	0	0	66.953
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	3.428	0	0	0	0	0	3.428
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	66.953	0	0	0	0	0	66.953
401	06	95	00	Otros aportes legales por personal contratado	264.044	0	0	0	0	0	264.044
401	06	96	00	Otros aportes legales por empleados	176.030	0	0	0	0	0	176.030
401	07	00	00	Asistencia socio-económica	11.613.521	0	0	0	0	0	11.613.521
401	07	02	00	Becas a empleados	44.000	0	0	0	0	0	44.000
401	07	03	00	Ayudas por matrimonio a empleados	16.000	0	0	0	0	0	16.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	12.000	0	0	0	0	0	12.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	191.929	0	0	0	0	0	191.929
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	5.431.998	0	0	0	0	0	5.431.998

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 580001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	39.000	0	0	0	0	0	39.000
401	07	10	00	Dotación de uniformes a empleados	1.047.800	0	0	0	0	0	1.047.800
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	97.188	0	0	0	0	0	97.188
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	58.000	0	0	0	0	0	58.000
401	07	17	00	Capacitación y adiestramiento a obreros	44.000	0	0	0	0	0	44.000
401	07	19	00	Ayudas por matrimonio de obreros	18.000	0	0	0	0	0	18.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	12.000	0	0	0	0	0	12.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	281.287	0	0	0	0	0	281.287
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.446.390	0	0	0	0	0	1.446.390
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	90.000	0	0	0	0	0	90.000
401	07	26	00	Dotación de uniformes a obreros	279.000	0	0	0	0	0	279.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	155.501	0	0	0	0	0	155.501
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	40.000	0	0	0	0	0	40.000
401	07	33	00	Asistencia socio-económica al personal contratado	1.623.524	0	0	0	0	0	1.623.524
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	17.142	0	0	0	0	0	17.142
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	24.000	0	0	0	0	0	24.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	8.000	0	0	0	0	0	8.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	334.762	0	0	0	0	0	334.762
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	3.000	0	0	0	0	0	3.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	24.000	0	0	0	0	0	24.000
401	07	96	00	Otras subvenciones a empleados	195.000	0	0	0	0	0	195.000
401	07	97	00	Otras subvenciones a obreros	78.000	0	0	0	0	0	78.000
401	08	00	00	Prestaciones sociales e indemnizaciones	4.210.540	0	0	0	0	0	4.210.540
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	473.898	0	0	0	0	0	473.898
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	694.538	0	0	0	0	0	694.538
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.173.206	0	0	0	0	0	2.173.206

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 580001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	42.325	0	0	0	0	0	42.325
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	826.573	0	0	0	0	0	826.573
403	**00**	**00**	**00**	**Servicios no personales**	**2.530.987**	**0**	**0**	**0**	**0**	**0**	**2.530.987**
403	10	00	00	Servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	499.749	0	0	0	0	0	499.749
403	18	01	00	Impuesto al valor agregado	499.749	0	0	0	0	0	499.749
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	231.238	0	0	0	0	0	231.238
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	231.238	0	0	0	0	0	231.238
403	99	00	00	Otros servicios no personales	800.000	0	0	0	0	0	800.000
403	99	01	00	Otros servicios no personales	800.000	0	0	0	0	0	800.000
				Totales	**49.847.447**	**0**	**0**	**0**	**0**	**0**	**49.847.447**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.776.046**	**0**	**0**	**0**	**0**	**0**	**4.776.046**
402	01	00	00	Productos alimenticios y agropecuarios	400.151	0	0	0	0	0	400.151
402	01	01	00	Alimentos y bebidas para personas	400.151	0	0	0	0	0	400.151
402	03	00	00	Textiles y vestuarios	551.579	0	0	0	0	0	551.579
402	03	02	00	Prendas de vestir	550.079	0	0	0	0	0	550.079
402	03	03	00	Calzados	1.500	0	0	0	0	0	1.500
402	04	00	00	Productos de cuero y caucho	49.477	0	0	0	0	0	49.477
402	04	03	00	Cauchos y tripas para vehículos	49.477	0	0	0	0	0	49.477
402	05	00	00	Productos de papel, cartón e impresos	865.967	0	0	0	0	0	865.967
402	05	01	00	Pulpa de madera, papel y cartón	180.750	0	0	0	0	0	180.750
402	05	02	00	Envases y cajas de papel y cartón	84.080	0	0	0	0	0	84.080
402	05	03	00	Productos de papel y cartón para oficina	404.300	0	0	0	0	0	404.300
402	05	04	00	Libros, revistas y periódicos	3.000	0	0	0	0	0	3.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	193.837	0	0	0	0	0	193.837
402	06	00	00	Productos químicos y derivados	788.003	0	0	0	0	0	788.003
402	06	03	00	Tintas, pinturas y colorantes	621.440	0	0	0	0	0	621.440
402	06	04	00	Productos farmacéuticos y medicamentos	10.283	0	0	0	0	0	10.283
402	06	05	00	Productos de tocador	2.400	0	0	0	0	0	2.400
402	06	06	00	Combustibles y lubricantes	22.966	0	0	0	0	0	22.966
402	06	08	00	Productos plásticos	130.914	0	0	0	0	0	130.914
402	08	00	00	Productos metálicos	178.186	0	0	0	0	0	178.186
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	130.900	0	0	0	0	0	130.900
402	08	09	00	Repuestos y accesorios para equipos de transporte	42.809	0	0	0	0	0	42.809
402	08	10	00	Repuestos y accesorios para otros equipos	4.477	0	0	0	0	0	4.477
402	10	00	00	Productos varios y útiles diversos	1.931.642	0	0	0	0	0	1.931.642
402	10	01	00	Artículos de deporte, recreación y juguetes	3.000	0	0	0	0	0	3.000
402	10	02	00	Materiales y útiles de limpieza y aseo	132.759	0	0	0	0	0	132.759
402	10	03	00	Utensilios de cocina y comedor	975	0	0	0	0	0	975
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	240.997	0	0	0	0	0	240.997
402	10	06	00	Condecoraciones, ofrendas y similares	404.300	0	0	0	0	0	404.300
402	10	07	00	Productos de seguridad en el trabajo	16.829	0	0	0	0	0	16.829
402	10	08	00	Materiales para equipos de computación	735.473	0	0	0	0	0	735.473
402	10	09	00	Especies timbradas y valores	1.200	0	0	0	0	0	1.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	185.650	0	0	0	0	0	185.650
402	10	12	00	Materiales para instalaciones sanitarias	12.000	0	0	0	0	0	12.000
402	10	13	00	Materiales fotográficos	1.200	0	0	0	0	0	1.200
402	10	99	00	Otros productos y útiles diversos	197.259	0	0	0	0	0	197.259
402	99	00	00	Otros materiales y suministros	11.041	0	0	0	0	0	11.041
402	99	01	00	Otros materiales y suministros	11.041	0	0	0	0	0	11.041
403	**00**	**00**	**00**	**Servicios no personales**	**16.547.015**	**0**	**0**	**0**	**0**	**0**	**16.547.015**
403	01	00	00	Alquileres de inmuebles	1.125.616	0	0	0	0	0	1.125.616
403	01	01	00	Alquileres de edificios y locales	1.125.616	0	0	0	0	0	1.125.616
403	02	00	00	Alquileres de maquinaria y equipos	224.100	0	0	0	0	0	224.100
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	168.900	0	0	0	0	0	168.900
403	02	99	00	Alquileres de otras maquinaria y equipos	55.200	0	0	0	0	0	55.200
403	03	00	00	Derechos sobre bienes intangibles	5.000	0	0	0	0	0	5.000
403	03	03	00	Paquetes y programas de computación	5.000	0	0	0	0	0	5.000
403	04	00	00	Servicios básicos	932.860	0	0	0	0	0	932.860
403	04	01	00	Electricidad	24.000	0	0	0	0	0	24.000
403	04	03	00	Agua	7.860	0	0	0	0	0	7.860
403	04	04	00	Teléfonos	755.600	0	0	0	0	0	755.600
403	04	05	00	Servicio de comunicaciones	124.800	0	0	0	0	0	124.800
403	04	07	00	Servicio de condominio	20.600	0	0	0	0	0	20.600
403	06	00	00	Servicios de transporte y almacenaje	60.900	0	0	0	0	0	60.900
403	06	01	00	Fletes y embalajes	35.300	0	0	0	0	0	35.300
403	06	03	00	Estacionamiento	25.600	0	0	0	0	0	25.600
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.059.860	0	0	0	0	0	1.059.860
403	07	01	00	Publicidad y propaganda	429.400	0	0	0	0	0	429.400
403	07	02	00	Imprenta y reproducción	205.400	0	0	0	0	0	205.400
403	07	03	00	Relaciones sociales	326.900	0	0	0	0	0	326.900
403	07	04	00	Avisos	98.160	0	0	0	0	0	98.160
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.996.280	0	0	0	0	0	3.996.280
403	08	01	00	Primas y gastos de seguros	395.500	0	0	0	0	0	395.500
403	08	02	00	Comisiones y gastos bancarios	780	0	0	0	0	0	780
403	08	03	00	Comisiones y gastos de adquisición de seguros	3.600.000	0	0	0	0	0	3.600.000
403	09	00	00	Viáticos y pasajes	3.370.500	0	0	0	0	0	3.370.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO **ACCIÓN CENTRALIZADA:** 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	2.694.000	0	0	0	0	0	2.694.000
403	09	02	00	Viáticos y pasajes fuera del país	676.500	0	0	0	0	0	676.500
403	10	00	00	Servicios profesionales y técnicos	1.040.000	0	0	0	0	0	1.040.000
403	10	11	00	Servicios para la elaboración y suministro de comida	260.000	0	0	0	0	0	260.000
403	10	99	00	Otros servicios profesionales y técnicos	780.000	0	0	0	0	0	780.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	358.600	0	0	0	0	0	358.600
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	290.000	0	0	0	0	0	290.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	68.600	0	0	0	0	0	68.600
403	12	00	00	Conservación y reparaciones menores de obras	356.356	0	0	0	0	0	356.356
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	356.356	0	0	0	0	0	356.356
403	15	00	00	Servicios fiscales	600	0	0	0	0	0	600
403	15	02	00	Tasas y otros derechos obligatorios	600	0	0	0	0	0	600
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.500.000	0	0	0	0	0	1.500.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.500.000	0	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	2.495.743	0	0	0	0	0	2.495.743
403	18	01	00	Impuesto al valor agregado	2.495.743	0	0	0	0	0	2.495.743
403	99	00	00	Otros servicios no personales	20.600	0	0	0	0	0	20.600
403	99	01	00	Otros servicios no personales	20.600	0	0	0	0	0	20.600
404	**00**	**00**	**00**	**Activos reales**	**2.325.097**	**0**	**0**	**0**	**0**	**0**	**2.325.097**
404	01	00	00	Repuestos y reparaciones mayores	118.840	0	0	0	0	0	118.840
404	01	01	00	Repuestos mayores	112.840	0	0	0	0	0	112.840
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	50.200	0	0	0	0	0	50.200
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	3.250	0	0	0	0	0	3.250
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	3.500	0	0	0	0	0	3.500
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	55.890	0	0	0	0	0	55.890
404	01	02	00	Reparaciones mayores de maquinaria y equipos	6.000	0	0	0	0	0	6.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	6.000	0	0	0	0	0	6.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	20.720	0	0	0	0	0	20.720
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	20.720	0	0	0	0	0	20.720
404	05	00	00	Equipos de comunicaciones y de señalamiento	753.322	0	0	0	0	0	753.322
404	05	01	00	Equipos de telecomunicaciones	453.322	0	0	0	0	0	453.322
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	0	300.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	164.160	0	0	0	0	0	164.160
404	07	02	00	Equipos de enseñanza, deporte y recreación	164.160	0	0	0	0	0	164.160
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	972.695	0	0	0	0	0	972.695
404	09	01	00	Mobiliario y equipos de oficina	355.092	0	0	0	0	0	355.092
404	09	02	00	Equipos de computación	335.168	0	0	0	0	0	335.168
404	09	03	00	Mobiliario y equipos de alojamiento	32.435	0	0	0	0	0	32.435
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	250.000	0	0	0	0	0	250.000
404	12	00	00	Activos intangibles	200.000	0	0	0	0	0	200.000
404	12	04	00	Paquetes y programas de computación	200.000	0	0	0	0	0	200.000
404	99	00	00	Otros activos reales	95.360	0	0	0	0	0	95.360
404	99	01	00	Otros activos reales	95.360	0	0	0	0	0	95.360
407	**00**	**00**	**00**	**Transferencias y donaciones**	**84.098.279**	**0**	**0**	**0**	**0**	**0**	**84.098.279**
407	01	00	00	Transferencias y donaciones corrientes internas	84.098.279	0	0	0	0	0	84.098.279
407	01	02	00	Donaciones corrientes internas al sector privado	1.900.000	0	0	0	0	0	1.900.000
407	01	02	01	Donaciones corrientes a personas	1.900.000	0	0	0	0	0	1.900.000
407	01	03	00	Transferencias corrientes internas al sector público	82.198.279	0	0	0	0	0	82.198.279
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	51.312.117	0	0	0	0	0	51.312.117
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	30.886.162	0	0	0	0	0	30.886.162
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.000.000	0	0	0	0	0	2.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.500.000	0	0	0	0	0	1.500.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	500.000	0	0	0	0	0	500.000
				Totales	**109.746.437**	**0**	**0**	**0**	**0**	**0**	**109.746.437**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares)						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**82.198.279**	**0**	**0**	**0**	**0**	**0**	**82.198.279**
407	01	00	00	Transferencias y donaciones corrientes internas	82.198.279	0	0	0	0	0	82.198.279
407	01	03	00	Transferencias corrientes internas al sector público	82.198.279	0	0	0	0	0	82.198.279
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	51.312.117	0	0	0	0	0	51.312.117
				- A0936 Instituto Nacional de la Mujer (INAMUJER)	51.312.117	0	0	0	0	0	51.312.117
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	30.886.162	0	0	0	0	0	30.886.162
				- A0718 Banco de Desarrollo de la Mujer, C.A. (BANMUJER)	30.886.162	0	0	0	0	0	30.886.162
				Totales	**82.198.279**	**0**	**0**	**0**	**0**	**0**	**82.198.279**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 580002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	Materiales, suministros y mercancías	4.776.046	0	0	0	0	0	4.776.046
402	01	00	00	Productos alimenticios y agropecuarios	400.151	0	0	0	0	0	400.151
402	01	01	00	Alimentos y bebidas para personas	400.151	0	0	0	0	0	400.151
402	03	00	00	Textiles y vestuarios	551.579	0	0	0	0	0	551.579
402	03	02	00	Prendas de vestir	550.079	0	0	0	0	0	550.079
402	03	03	00	Calzados	1.500	0	0	0	0	0	1.500
402	04	00	00	Productos de cuero y caucho	49.477	0	0	0	0	0	49.477
402	04	03	00	Cauchos y tripas para vehículos	49.477	0	0	0	0	0	49.477
402	05	00	00	Productos de papel, cartón e impresos	865.967	0	0	0	0	0	865.967
402	05	01	00	Pulpa de madera, papel y cartón	180.750	0	0	0	0	0	180.750
402	05	02	00	Envases y cajas de papel y cartón	84.080	0	0	0	0	0	84.080
402	05	03	00	Productos de papel y cartón para oficina	404.300	0	0	0	0	0	404.300
402	05	04	00	Libros, revistas y periódicos	3.000	0	0	0	0	0	3.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	193.837	0	0	0	0	0	193.837
402	06	00	00	Productos químicos y derivados	788.003	0	0	0	0	0	788.003
402	06	03	00	Tintas, pinturas y colorantes	621.440	0	0	0	0	0	621.440
402	06	04	00	Productos farmacéuticos y medicamentos	10.283	0	0	0	0	0	10.283
402	06	05	00	Productos de tocador	2.400	0	0	0	0	0	2.400
402	06	06	00	Combustibles y lubricantes	22.966	0	0	0	0	0	22.966
402	06	08	00	Productos plásticos	130.914	0	0	0	0	0	130.914
402	08	00	00	Productos metálicos	178.186	0	0	0	0	0	178.186
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	130.900	0	0	0	0	0	130.900
402	08	09	00	Repuestos y accesorios para equipos de transporte	42.809	0	0	0	0	0	42.809
402	08	10	00	Repuestos y accesorios para otros equipos	4.477	0	0	0	0	0	4.477
402	10	00	00	Productos varios y útiles diversos	1.931.642	0	0	0	0	0	1.931.642
402	10	01	00	Artículos de deporte, recreación y juguetes	3.000	0	0	0	0	0	3.000
402	10	02	00	Materiales y útiles de limpieza y aseo	132.759	0	0	0	0	0	132.759
402	10	03	00	Utensilios de cocina y comedor	975	0	0	0	0	0	975

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO **ACCIÓN CENTRALIZADA:** 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 580002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	240.997	0	0	0	0	0	240.997
402	10	06	00	Condecoraciones, ofrendas y similares	404.300	0	0	0	0	0	404.300
402	10	07	00	Productos de seguridad en el trabajo	16.829	0	0	0	0	0	16.829
402	10	08	00	Materiales para equipos de computación	735.473	0	0	0	0	0	735.473
402	10	09	00	Especies timbradas y valores	1.200	0	0	0	0	0	1.200
402	10	11	00	Materiales eléctricos	185.650	0	0	0	0	0	185.650
402	10	12	00	Materiales para instalaciones sanitarias	12.000	0	0	0	0	0	12.000
402	10	13	00	Materiales fotográficos	1.200	0	0	0	0	0	1.200
402	10	99	00	Otros productos y útiles diversos	197.259	0	0	0	0	0	197.259
402	99	00	00	Otros materiales y suministros	11.041	0	0	0	0	0	11.041
402	99	01	00	Otros materiales y suministros	11.041	0	0	0	0	0	11.041
403	**00**	**00**	**00**	**Servicios no personales**	**16.547.015**	**0**	**0**	**0**	**0**	**0**	**16.547.015**
403	01	00	00	Alquileres de inmuebles	1.125.616	0	0	0	0	0	1.125.616
403	01	01	00	Alquileres de edificios y locales	1.125.616	0	0	0	0	0	1.125.616
403	02	00	00	Alquileres de maquinaria y equipos	224.100	0	0	0	0	0	224.100
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	168.900	0	0	0	0	0	168.900
403	02	99	00	Alquileres de otras maquinaria y equipos	55.200	0	0	0	0	0	55.200
403	03	00	00	Derechos sobre bienes intangibles	5.000	0	0	0	0	0	5.000
403	03	03	00	Paquetes y programas de computación	5.000	0	0	0	0	0	5.000
403	04	00	00	Servicios básicos	932.860	0	0	0	0	0	932.860
403	04	01	00	Electricidad	24.000	0	0	0	0	0	24.000
403	04	03	00	Agua	7.860	0	0	0	0	0	7.860
403	04	04	00	Teléfonos	755.600	0	0	0	0	0	755.600
403	04	05	00	Servicio de comunicaciones	124.800	0	0	0	0	0	124.800
403	04	07	00	Servicio de condominio	20.600	0	0	0	0	0	20.600
403	06	00	00	Servicios de transporte y almacenaje	60.900	0	0	0	0	0	60.900
403	06	01	00	Fletes y embalajes	35.300	0	0	0	0	0	35.300
403	06	03	00	Estacionamiento	25.600	0	0	0	0	0	25.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 580002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.059.860	0	0	0	0	0	1.059.860
403	07	01	00	Publicidad y propaganda	429.400	0	0	0	0	0	429.400
403	07	02	00	Imprenta y reproducción	205.400	0	0	0	0	0	205.400
403	07	03	00	Relaciones sociales	326.900	0	0	0	0	0	326.900
403	07	04	00	Avisos	98.160	0	0	0	0	0	98.160
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.996.280	0	0	0	0	0	3.996.280
403	08	01	00	Primas y gastos de seguros	395.500	0	0	0	0	0	395.500
403	08	02	00	Comisiones y gastos bancarios	780	0	0	0	0	0	780
403	08	03	00	Comisiones y gastos de adquisición de seguros	3.600.000	0	0	0	0	0	3.600.000
403	09	00	00	Viáticos y pasajes	3.370.500	0	0	0	0	0	3.370.500
403	09	01	00	Viáticos y pasajes dentro del país	2.694.000	0	0	0	0	0	2.694.000
403	09	02	00	Viáticos y pasajes fuera del país	676.500	0	0	0	0	0	676.500
403	10	00	00	Servicios profesionales y técnicos	1.040.000	0	0	0	0	0	1.040.000
403	10	11	00	Servicios para la elaboración y suministro de comida	260.000	0	0	0	0	0	260.000
403	10	99	00	Otros servicios profesionales y técnicos	780.000	0	0	0	0	0	780.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	358.600	0	0	0	0	0	358.600
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	290.000	0	0	0	0	0	290.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	68.600	0	0	0	0	0	68.600
403	12	00	00	Conservación y reparaciones menores de obras	356.356	0	0	0	0	0	356.356
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	356.356	0	0	0	0	0	356.356
403	15	00	00	Servicios fiscales	600	0	0	0	0	0	600
403	15	02	00	Tasas y otros derechos obligatorios	600	0	0	0	0	0	600
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.500.000	0	0	0	0	0	1.500.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.500.000	0	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	2.495.743	0	0	0	0	0	2.495.743
403	18	01	00	Impuesto al valor agregado	2.495.743	0	0	0	0	0	2.495.743
403	99	00	00	Otros servicios no personales	20.600	0	0	0	0	0	20.600
403	99	01	00	Otros servicios no personales	20.600	0	0	0	0	0	20.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 580002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**2.325.097**	**0**	**0**	**0**	**0**	**0**	**2.325.097**
404	01	00	00	Repuestos y reparaciones mayores	118.840	0	0	0	0	0	118.840
404	01	01	00	Repuestos mayores	112.840	0	0	0	0	0	112.840
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	50.200	0	0	0	0	0	50.200
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	3.250	0	0	0	0	0	3.250
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	3.500	0	0	0	0	0	3.500
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	55.890	0	0	0	0	0	55.890
404	01	02	00	Reparaciones mayores de maquinaria y equipos	6.000	0	0	0	0	0	6.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	6.000	0	0	0	0	0	6.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	20.720	0	0	0	0	0	20.720
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	20.720	0	0	0	0	0	20.720
404	05	00	00	Equipos de comunicaciones y de señalamiento	753.322	0	0	0	0	0	753.322
404	05	01	00	Equipos de telecomunicaciones	453.322	0	0	0	0	0	453.322
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	0	300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	164.160	0	0	0	0	0	164.160
404	07	02	00	Equipos de enseñanza, deporte y recreación	164.160	0	0	0	0	0	164.160
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	972.695	0	0	0	0	0	972.695
404	09	01	00	Mobiliario y equipos de oficina	355.092	0	0	0	0	0	355.092
404	09	02	00	Equipos de computación	335.168	0	0	0	0	0	335.168
404	09	03	00	Mobiliario y equipos de alojamiento	32.435	0	0	0	0	0	32.435
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	250.000	0	0	0	0	0	250.000
404	12	00	00	Activos intangibles	200.000	0	0	0	0	0	200.000
404	12	04	00	Paquetes y programas de computación	200.000	0	0	0	0	0	200.000
404	99	00	00	Otros activos reales	95.360	0	0	0	0	0	95.360
404	99	01	00	Otros activos reales	95.360	0	0	0	0	0	95.360
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.000.000	0	0	0	0	0	2.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.500.000	0	0	0	0	0	1.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 580002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	500.000	0	0	0	0	0	500.000
				Totales	**25.648.158**	**0**	**0**	**0**	**0**	**0**	**25.648.158**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 580002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.900.000**	**0**	**0**	**0**	**0**	**0**	**1.900.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.900.000	0	0	0	0	0	1.900.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.900.000	0	0	0	0	0	1.900.000
407	01	02	01	Donaciones corrientes a personas	1.900.000	0	0	0	0	0	1.900.000
				Totales	**1.900.000**	**0**	**0**	**0**	**0**	**0**	**1.900.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 580002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	00	00	00	Transferencias y donaciones	82.198.279	0	0	0	0	0	82.198.279
407	01	00	00	Transferencias y donaciones corrientes internas	82.198.279	0	0	0	0	0	82.198.279
407	01	03	00	Transferencias corrientes internas al sector público	82.198.279	0	0	0	0	0	82.198.279
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	51.312.117	0	0	0	0	0	51.312.117
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	30.886.162	0	0	0	0	0	30.886.162
				Totales	**82.198.279**	**0**	**0**	**0**	**0**	**0**	**82.198.279**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**104.725**	**0**	**0**	**0**	**0**	**0**	**104.725**
407	01	00	00	Transferencias y donaciones corrientes internas	104.725	0	0	0	0	0	104.725
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	104.725	0	0	0	0	0	104.725
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	83.725	0	0	0	0	0	83.725
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	21.000	0	0	0	0	0	21.000
				Totales	**104.725**	**0**	**0**	**0**	**0**	**0**	**104.725**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 580003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**104.725**	**0**	**0**	**0**	**0**	**0**	**104.725**
407	01	00	00	Transferencias y donaciones corrientes internas	104.725	0	0	0	0	0	104.725
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	104.725	0	0	0	0	0	104.725
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	83.725	0	0	0	0	0	83.725
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	21.000	0	0	0	0	0	21.000
				Totales	**104.725**	**0**	**0**	**0**	**0**	**0**	**104.725**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	500.000	0	0	0	0	0	500.000
407	01	02	00	Donaciones corrientes internas al sector privado	500.000	0	0	0	0	0	500.000
407	01	02	01	Donaciones corrientes a personas	500.000	0	0	0	0	0	500.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 580007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	500.000	0	0	0	0	0	500.000
407	01	02	00	Donaciones corrientes internas al sector privado	500.000	0	0	0	0	0	500.000
407	01	02	01	Donaciones corrientes a personas	500.000	0	0	0	0	0	500.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

59

Ministerio del Poder Popular para la Energía Eléctrica

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**959.261.343**	**0**	**0**	**0**	**0**	**0**	**959.261.343**
401	01	00	00	Sueldos, salarios y otras retribuciones	93.218.055	0	0	0	0	0	93.218.055
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	16.830.274	0	0	0	0	0	16.830.274
401	01	03	00	Suplencias a empleados	100.000	0	0	0	0	0	100.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.346.657	0	0	0	0	0	6.346.657
401	01	13	00	Suplencias a obreros	90.000	0	0	0	0	0	90.000
401	01	18	00	Remuneraciones al personal contratado	28.119.611	0	0	0	0	0	28.119.611
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	270.273	0	0	0	0	0	270.273
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	3.906.664	0	0	0	0	0	3.906.664
401	01	99	00	Otras retribuciones	37.554.576	0	0	0	0	0	37.554.576
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	16.688.553	0	0	0	0	0	16.688.553
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	13.271.962	0	0	0	0	0	13.271.962
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	2.030.930	0	0	0	0	0	2.030.930
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	1.385.661	0	0	0	0	0	1.385.661
401	03	00	00	Primas	25.615.959	0	0	0	0	0	25.615.959
401	03	08	00	Primas de profesionalización a empleados	3.977.459	0	0	0	0	0	3.977.459
401	03	09	00	Primas por antigüedad a empleados	10.825.920	0	0	0	0	0	10.825.920
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.362.181	0	0	0	0	0	6.362.181
401	03	17	00	Primas de transporte a obreros	30.000	0	0	0	0	0	30.000
401	03	19	00	Primas por hijos de obreros	30.000	0	0	0	0	0	30.000
401	03	21	00	Primas por antigüedad a obreros	3.628.800	0	0	0	0	0	3.628.800
401	03	22	00	Primas de profesionalización a obreros	761.599	0	0	0	0	0	761.599
401	04	00	00	Complementos de sueldos y salarios	325.962.326	0	0	0	0	0	325.962.326
401	04	06	00	Complemento a empleados por comisión de servicios	14.409.125	0	0	0	0	0	14.409.125
401	04	08	00	Bono compensatorio de alimentación a empleados	13.907.498	0	0	0	0	0	13.907.498
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	420.095	0	0	0	0	0	420.095
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	450.240	0	0	0	0	0	450.240
401	04	18	00	Bono compensatorio de alimentación a obreros	6.539.130	0	0	0	0	0	6.539.130
401	04	19	00	Bono compensatorio de transporte a obreros	32.400	0	0	0	0	0	32.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.535.025	0	0	0	0	0	3.535.025

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	44	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por comisión de servicios	1.318.091	0	0	0	0	0	1.318.091
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	94.770	0	0	0	0	0	94.770
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	16.453.056	0	0	0	0	0	16.453.056
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	3.056.333	0	0	0	0	0	3.056.333
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	253.380	0	0	0	0	0	253.380
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	20.981.790	0	0	0	0	0	20.981.790
401	04	96	00	Otros complementos a empleados	216.349.420	0	0	0	0	0	216.349.420
401	04	97	00	Otros complementos a obreros	14.267.373	0	0	0	0	0	14.267.373
401	04	98	00	Otros complementos al personal contratado	13.894.600	0	0	0	0	0	13.894.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	135.898.189	0	0	0	0	0	135.898.189
401	05	01	00	Aguinaldos a empleados	67.385.704	0	0	0	0	0	67.385.704
401	05	03	00	Bono vacacional a empleados	29.087.357	0	0	0	0	0	29.087.357
401	05	04	00	Aguinaldos a obreros	9.750.437	0	0	0	0	0	9.750.437
401	05	06	00	Bono vacacional a obreros	4.755.791	0	0	0	0	0	4.755.791
401	05	07	00	Aguinaldos al personal contratado	6.758.483	0	0	0	0	0	6.758.483
401	05	08	00	Bono vacacional al personal contratado	552.933	0	0	0	0	0	552.933
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	146.750	0	0	0	0	0	146.750
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	63.345	0	0	0	0	0	63.345
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	12.151.945	0	0	0	0	0	12.151.945
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	5.245.444	0	0	0	0	0	5.245.444
401	06	00	00	Aportes patronales y legales	30.214.052	0	0	0	0	0	30.214.052
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.218.986	0	0	0	0	0	4.218.986
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	8.441.659	0	0	0	0	0	8.441.659
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.146.931	0	0	0	0	0	1.146.931
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	5.627.771	0	0	0	0	0	5.627.771
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.676.860	0	0	0	0	0	1.676.860
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.304.426	0	0	0	0	0	1.304.426
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	372.636	0	0	0	0	0	372.636
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	869.617	0	0	0	0	0	869.617
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por	1.862.500	0	0	0	0	0	1.862.500

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				personal contratado							
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	675.848	0	0	0	0	0	675.848
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	15.664	0	0	0	0	0	15.664
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	22.012	0	0	0	0	0	22.012
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	14.675	0	0	0	0	0	14.675
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	926.542	0	0	0	0	0	926.542
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.822.730	0	0	0	0	0	1.822.730
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.215.195	0	0	0	0	0	1.215.195
401	07	00	00	Asistencia socio-económica	267.897.415	0	0	0	0	0	267.897.415
401	07	01	00	Capacitación y adiestramiento a empleados	1.650.000	0	0	0	0	0	1.650.000
401	07	02	00	Becas a empleados	1.080.000	0	0	0	0	0	1.080.000
401	07	03	00	Ayudas por matrimonio a empleados	140.400	0	0	0	0	0	140.400
401	07	04	00	Ayudas por nacimiento de hijos a empleados	140.400	0	0	0	0	0	140.400
401	07	05	00	Ayudas por defunción a empleados	140.400	0	0	0	0	0	140.400
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	115.790.287	0	0	0	0	0	115.790.287
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	44.025.000	0	0	0	0	0	44.025.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.027.504	0	0	0	0	0	3.027.504
401	07	10	00	Dotación de uniformes a empleados	2.160.000	0	0	0	0	0	2.160.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.612.800	0	0	0	0	0	1.612.800
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.440.000	0	0	0	0	0	1.440.000
401	07	17	00	Capacitación y adiestramiento a obreros	495.000	0	0	0	0	0	495.000
401	07	18	00	Becas a obreros	540.000	0	0	0	0	0	540.000
401	07	19	00	Ayudas por matrimonio de obreros	117.000	0	0	0	0	0	117.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	117.000	0	0	0	0	0	117.000
401	07	21	00	Ayudas por defunción a obreros	70.200	0	0	0	0	0	70.200
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	15.558.512	0	0	0	0	0	15.558.512
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	18.000.000	0	0	0	0	0	18.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.000.000	0	0	0	0	0	1.000.000
401	07	26	00	Dotación de uniformes a obreros	800.000	0	0	0	0	0	800.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	672.000	0	0	0	0	0	672.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	960.000	0	0	0	0	0	960.000
401	07	33	00	Asistencia socio-económica al personal contratado	23.526.751	0	0	0	0	0	23.526.751
401	07	52	00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular	330.000	0	0	0	0	0	330.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	9.360	0	0	0	0	0	9.360
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	9.360	0	0	0	0	0	9.360
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	9.360	0	0	0	0	0	9.360
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	278.982	0	0	0	0	0	278.982
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	300.000	0	0	0	0	0	300.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	60.000	0	0	0	0	0	60.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	93.600	0	0	0	0	0	93.600
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	93.600	0	0	0	0	0	93.600
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	46.800	0	0	0	0	0	46.800
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	21.928.099	0	0	0	0	0	21.928.099
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	9.675.000	0	0	0	0	0	9.675.000
401	07	97	00	Otras subvenciones a obreros	2.000.000	0	0	0	0	0	2.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	63.766.794	0	0	0	0	0	63.766.794
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	42.471.122	0	0	0	0	0	42.471.122
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	6.718.811	0	0	0	0	0	6.718.811
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	5.632.069	0	0	0	0	0	5.632.069
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	122.291	0	0	0	0	0	122.291
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	8.822.501	0	0	0	0	0	8.822.501
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**97.275.948**	**0**	**0**	**0**	**0**	**0**	**97.275.948**
402	01	00	00	Productos alimenticios y agropecuarios	19.678.173	0	0	0	0	0	19.678.173
402	01	01	00	Alimentos y bebidas para personas	19.678.173	0	0	0	0	0	19.678.173
402	03	00	00	Textiles y vestuarios	7.039.936	0	0	0	0	0	7.039.936
402	03	01	00	Textiles	844.604	0	0	0	0	0	844.604
402	03	02	00	Prendas de vestir	5.030.122	0	0	0	0	0	5.030.122
402	03	03	00	Calzados	1.060.210	0	0	0	0	0	1.060.210

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	99	00	Otros productos textiles y vestuarios	105.000	0	0	0	0	0	105.000
402	04	00	00	Productos de cuero y caucho	1.804.842	0	0	0	0	0	1.804.842
402	04	02	00	Productos de cuero y sucedáneos del cuero	30.000	0	0	0	0	0	30.000
402	04	03	00	Cauchos y tripas para vehículos	1.717.342	0	0	0	0	0	1.717.342
402	04	99	00	Otros productos de cuero y caucho	57.500	0	0	0	0	0	57.500
402	05	00	00	Productos de papel, cartón e impresos	9.399.717	0	0	0	0	0	9.399.717
402	05	01	00	Pulpa de madera, papel y cartón	1.688.315	0	0	0	0	0	1.688.315
402	05	02	00	Envases y cajas de papel y cartón	346.044	0	0	0	0	0	346.044
402	05	03	00	Productos de papel y cartón para oficina	4.134.758	0	0	0	0	0	4.134.758
402	05	04	00	Libros, revistas y periódicos	896.340	0	0	0	0	0	896.340
402	05	05	00	Material de enseñanza	419.893	0	0	0	0	0	419.893
402	05	06	00	Productos de papel y cartón para computación	62.873	0	0	0	0	0	62.873
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.560.356	0	0	0	0	0	1.560.356
402	05	99	00	Otros productos de pulpa, papel y cartón	291.138	0	0	0	0	0	291.138
402	06	00	00	Productos químicos y derivados	4.151.818	0	0	0	0	0	4.151.818
402	06	01	00	Sustancias químicas y de uso industrial	35.445	0	0	0	0	0	35.445
402	06	02	00	Abonos, plaguicidas y otros	35.710	0	0	0	0	0	35.710
402	06	03	00	Tintas, pinturas y colorantes	1.256.812	0	0	0	0	0	1.256.812
402	06	04	00	Productos farmacéuticos y medicamentos	425.031	0	0	0	0	0	425.031
402	06	05	00	Productos de tocador	100.312	0	0	0	0	0	100.312
402	06	06	00	Combustibles y lubricantes	619.944	0	0	0	0	0	619.944
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.800	0	0	0	0	0	1.800
402	06	08	00	Productos plásticos	1.591.756	0	0	0	0	0	1.591.756
402	06	99	00	Otros productos de la industria química y conexos	85.008	0	0	0	0	0	85.008
402	07	00	00	Productos minerales no metálicos	475.996	0	0	0	0	0	475.996
402	07	01	00	Productos de barro, loza y porcelana	10.000	0	0	0	0	0	10.000
402	07	02	00	Vidrios y productos de vidrio	206.000	0	0	0	0	0	206.000
402	07	03	00	Productos de arcilla para construcción	109.996	0	0	0	0	0	109.996
402	07	04	00	Cemento, cal y yeso	100.000	0	0	0	0	0	100.000
402	07	99	00	Otros productos minerales no metálicos	50.000	0	0	0	0	0	50.000
402	08	00	00	Productos metálicos	12.629.886	0	0	0	0	0	12.629.886

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	01	00	Productos primarios de hierro y acero	265.004	0	0	0	0	0	265.004
402	08	02	00	Productos de metales no ferrosos	32.400	0	0	0	0	0	32.400
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.671.376	0	0	0	0	0	2.671.376
402	08	04	00	Productos metálicos estructurales	150.000	0	0	0	0	0	150.000
402	08	07	00	Material de señalamiento	5.082.180	0	0	0	0	0	5.082.180
402	08	08	00	Material de educación	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.210.315	0	0	0	0	0	3.210.315
402	08	10	00	Repuestos y accesorios para otros equipos	977.599	0	0	0	0	0	977.599
402	08	99	00	Otros productos metálicos	231.012	0	0	0	0	0	231.012
402	09	00	00	Productos de madera	528.000	0	0	0	0	0	528.000
402	09	01	00	Productos primarios de madera	18.000	0	0	0	0	0	18.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	450.000	0	0	0	0	0	450.000
402	09	99	00	Otros productos de madera	60.000	0	0	0	0	0	60.000
402	10	00	00	Productos varios y útiles diversos	39.204.421	0	0	0	0	0	39.204.421
402	10	01	00	Artículos de deporte, recreación y juguetes	1.085.330	0	0	0	0	0	1.085.330
402	10	02	00	Materiales y útiles de limpieza y aseo	1.667.940	0	0	0	0	0	1.667.940
402	10	03	00	Utensilios de cocina y comedor	263.685	0	0	0	0	0	263.685
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	15.000	0	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.270.845	0	0	0	0	0	4.270.845
402	10	06	00	Condecoraciones, ofrendas y similares	412.085	0	0	0	0	0	412.085
402	10	07	00	Productos de seguridad en el trabajo	1.768.058	0	0	0	0	0	1.768.058
402	10	08	00	Materiales para equipos de computación	14.103.828	0	0	0	0	0	14.103.828
402	10	09	00	Especies timbradas y valores	30.000	0	0	0	0	0	30.000
402	10	11	00	Materiales eléctricos	11.021.896	0	0	0	0	0	11.021.896
402	10	12	00	Materiales para instalaciones sanitarias	2.787.000	0	0	0	0	0	2.787.000
402	10	13	00	Materiales fotográficos	140.000	0	0	0	0	0	140.000
402	10	99	00	Otros productos y útiles diversos	1.638.754	0	0	0	0	0	1.638.754
402	99	00	00	Otros materiales y suministros	2.363.159	0	0	0	0	0	2.363.159
402	99	01	00	Otros materiales y suministros	2.363.159	0	0	0	0	0	2.363.159
403	**00**	**00**	**00**	**Servicios no personales**	**821.741.395**	**0**	**0**	**0**	**0**	**0**	**821.741.395**
403	01	00	00	Alquileres de inmuebles	5.292.740	0	0	0	0	0	5.292.740

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	01	00	Alquileres de edificios y locales	4.684.930	0	0	0	0	0	4.684.930
403	01	02	00	Alquileres de instalaciones culturales y recreativas	607.810	0	0	0	0	0	607.810
403	02	00	00	Alquileres de maquinaria y equipos	5.424.804	0	0	0	0	0	5.424.804
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	4.851.804	0	0	0	0	0	4.851.804
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	60.000	0	0	0	0	0	60.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	0	50.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	463.000	0	0	0	0	0	463.000
403	03	00	00	Derechos sobre bienes intangibles	9.999	0	0	0	0	0	9.999
403	03	03	00	Paquetes y programas de computación	9.999	0	0	0	0	0	9.999
403	04	00	00	Servicios básicos	8.005.330	0	0	0	0	0	8.005.330
403	04	01	00	Electricidad	1.940.000	0	0	0	0	0	1.940.000
403	04	02	00	Gas	100.000	0	0	0	0	0	100.000
403	04	03	00	Agua	321.000	0	0	0	0	0	321.000
403	04	04	00	Teléfonos	4.023.330	0	0	0	0	0	4.023.330
403	04	05	00	Servicio de comunicaciones	1.004.670	0	0	0	0	0	1.004.670
403	04	06	00	Servicio de aseo urbano y domiciliario	116.330	0	0	0	0	0	116.330
403	04	07	00	Servicio de condominio	500.000	0	0	0	0	0	500.000
403	06	00	00	Servicios de transporte y almacenaje	3.022.914	0	0	0	0	0	3.022.914
403	06	01	00	Fletes y embalajes	808.109	0	0	0	0	0	808.109
403	06	02	00	Almacenaje	500.000	0	0	0	0	0	500.000
403	06	03	00	Estacionamiento	293.350	0	0	0	0	0	293.350
403	06	04	00	Peaje	11.040	0	0	0	0	0	11.040
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.410.415	0	0	0	0	0	1.410.415
403	07	00	00	Servicios de información, impresión y relaciones públicas	390.352.183	0	0	0	0	0	390.352.183
403	07	01	00	Publicidad y propaganda	200.099.980	0	0	0	0	0	200.099.980
403	07	02	00	Imprenta y reproducción	77.613.316	0	0	0	0	0	77.613.316
403	07	03	00	Relaciones sociales	75.497.720	0	0	0	0	0	75.497.720
403	07	04	00	Avisos	37.141.167	0	0	0	0	0	37.141.167
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.077.953	0	0	0	0	0	7.077.953
403	08	01	00	Primas y gastos de seguros	6.914.527	0	0	0	0	0	6.914.527
403	08	02	00	Comisiones y gastos bancarios	113.426	0	0	0	0	0	113.426

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	03	00	Comisiones y gastos de adquisición de seguros	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	46.853.150	0	0	0	0	0	46.853.150
403	09	01	00	Viáticos y pasajes dentro del país	33.485.670	0	0	0	0	0	33.485.670
403	09	02	00	Viáticos y pasajes fuera del país	13.325.854	0	0	0	0	0	13.325.854
403	09	03	00	Asignación por kilómetros recorridos	41.626	0	0	0	0	0	41.626
403	10	00	00	Servicios profesionales y técnicos	114.790.351	0	0	0	0	0	114.790.351
403	10	01	00	Servicios jurídicos	150.000	0	0	0	0	0	150.000
403	10	03	00	Servicios de procesamiento de datos	2.287.342	0	0	0	0	0	2.287.342
403	10	04	00	Servicios de ingeniería y arquitectónicos	3.192.183	0	0	0	0	0	3.192.183
403	10	07	00	Servicios de capacitación y adiestramiento	14.787.771	0	0	0	0	0	14.787.771
403	10	09	00	Servicios de lavandería y tintorería	55.550	0	0	0	0	0	55.550
403	10	10	00	Servicios de vigilancia	305.250	0	0	0	0	0	305.250
403	10	11	00	Servicios para la elaboración y suministro de comida	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	93.982.255	0	0	0	0	0	93.982.255
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	18.081.300	0	0	0	0	0	18.081.300
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.000.000	0	0	0	0	0	2.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	9.610.432	0	0	0	0	0	9.610.432
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	346.208	0	0	0	0	0	346.208
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	271.290	0	0	0	0	0	271.290
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.787.058	0	0	0	0	0	4.787.058
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.066.312	0	0	0	0	0	1.066.312
403	12	00	00	Conservación y reparaciones menores de obras	24.341.132	0	0	0	0	0	24.341.132
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	19.341.132	0	0	0	0	0	19.341.132
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	5.000.000	0	0	0	0	0	5.000.000
403	13	00	00	Servicios de construcciones temporales	250.666	0	0	0	0	0	250.666
403	13	01	00	Servicios de construcciones temporales	250.666	0	0	0	0	0	250.666
403	15	00	00	Servicios fiscales	825.548	0	0	0	0	0	825.548
403	15	01	00	Derechos de importación y servicios aduaneros	472.058	0	0	0	0	0	472.058
403	15	02	00	Tasas y otros derechos obligatorios	268.996	0	0	0	0	0	268.996
403	15	99	00	Otros servicios fiscales	84.494	0	0	0	0	0	84.494

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	8.406.441	0	0	0	0	0	8.406.441
403	16	01	00	Servicios de diversión, esparcimiento y culturales	8.406.441	0	0	0	0	0	8.406.441
403	18	00	00	Impuestos indirectos	167.139.149	0	0	0	0	0	167.139.149
403	18	01	00	Impuesto al valor agregado	166.991.811	0	0	0	0	0	166.991.811
403	18	99	00	Otros impuestos indirectos	147.338	0	0	0	0	0	147.338
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	542.655	0	0	0	0	0	542.655
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	542.655	0	0	0	0	0	542.655
403	99	00	00	Otros servicios no personales	21.325.080	0	0	0	0	0	21.325.080
403	99	01	00	Otros servicios no personales	21.325.080	0	0	0	0	0	21.325.080
404	**00**	**00**	**00**	**Activos reales**	**624.230.774**	**0**	**0**	**0**	**0**	**0**	**624.230.774**
404	01	00	00	Repuestos y reparaciones mayores	25.000.000	0	0	0	0	0	25.000.000
404	01	01	00	Repuestos mayores	16.800.000	0	0	0	0	0	16.800.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	4.000.000	0	0	0	0	0	4.000.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	7.000.000	0	0	0	0	0	7.000.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	4.100.000	0	0	0	0	0	4.100.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	1.700.000	0	0	0	0	0	1.700.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	8.200.000	0	0	0	0	0	8.200.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	5.000.000	0	0	0	0	0	5.000.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	2.500.000	0	0	0	0	0	2.500.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	700.000	0	0	0	0	0	700.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	261.924.913	0	0	0	0	0	261.924.913
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	261.924.913	0	0	0	0	0	261.924.913
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	16.432.266	0	0	0	0	0	16.432.266
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	5.500.000	0	0	0	0	0	5.500.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	300.000	0	0	0	0	0	300.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.928.932	0	0	0	0	0	1.928.932
404	03	05	00	Maquinaria y equipos industriales y de taller	333.334	0	0	0	0	0	333.334
404	03	06	00	Maquinaria y equipos de energía	5.370.000	0	0	0	0	0	5.370.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	3.000.000	0	0	0	0	0	3.000.000
404	04	00	00	Equipos de transporte, tracción y elevación	37.568.000	0	0	0	0	0	37.568.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	01	00	Vehículos automotores terrestres	37.268.000	0	0	0	0	0	37.268.000
404	04	05	00	Vehículos de tracción no motorizados	100.000	0	0	0	0	0	100.000
404	04	06	00	Equipos auxiliares de transporte	200.000	0	0	0	0	0	200.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.565.179	0	0	0	0	0	6.565.179
404	05	01	00	Equipos de telecomunicaciones	5.061.171	0	0	0	0	0	5.061.171
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	1.504.008	0	0	0	0	0	1.504.008
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.301.138	0	0	0	0	0	5.301.138
404	07	01	00	Equipos científicos y de laboratorio	4.795.138	0	0	0	0	0	4.795.138
404	07	02	00	Equipos de enseñanza, deporte y recreación	177.000	0	0	0	0	0	177.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	4.000	0	0	0	0	0	4.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	325.000	0	0	0	0	0	325.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	124.739.878	0	0	0	0	0	124.739.878
404	09	01	00	Mobiliario y equipos de oficina	88.788.347	0	0	0	0	0	88.788.347
404	09	02	00	Equipos de computación	22.247.907	0	0	0	0	0	22.247.907
404	09	03	00	Mobiliario y equipos de alojamiento	8.915.424	0	0	0	0	0	8.915.424
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	4.788.200	0	0	0	0	0	4.788.200
404	11	00	00	Inmuebles, maquinaria y equipos usados	137.429.315	0	0	0	0	0	137.429.315
404	11	02	00	Adquisición de edificios e instalaciones	135.427.980	0	0	0	0	0	135.427.980
404	11	05	00	Adquisición de maquinaria y equipos usados	2.001.335	0	0	0	0	0	2.001.335
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	2.001.335	0	0	0	0	0	2.001.335
404	12	00	00	Activos intangibles	6.214.000	0	0	0	0	0	6.214.000
404	12	04	00	Paquetes y programas de computación	6.208.000	0	0	0	0	0	6.208.000
404	12	99	00	Otros activos intangibles	6.000	0	0	0	0	0	6.000
404	15	00	00	Construcciones del dominio privado	1.000.000	0	0	0	0	0	1.000.000
404	15	05	00	Construcciones de edificaciones para oficina	1.000.000	0	0	0	0	0	1.000.000
404	99	00	00	Otros activos reales	2.056.085	0	0	0	0	0	2.056.085
404	99	01	00	Otros activos reales	2.056.085	0	0	0	0	0	2.056.085
407	**00**	**00**	**00**	**Transferencias y donaciones**	**766.190.540**	**6.394.053.756**	**0**	**0**	**0**	**0**	**7.160.244.296**
407	01	00	00	Transferencias y donaciones corrientes internas	646.787.263	0	0	0	0	0	646.787.263
407	01	01	00	Transferencias corrientes internas al sector privado	13.947.254	0	0	0	0	0	13.947.254
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.140.000	0	0	0	0	0	1.140.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.400.000	0	0	0	0	0	2.400.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	498.908	0	0	0	0	0	498.908
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.060.718	0	0	0	0	0	1.060.718
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	375.000	0	0	0	0	0	375.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.116.278	0	0	0	0	0	1.116.278
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	1.050.000	0	0	0	0	0	1.050.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	2.232.500	0	0	0	0	0	2.232.500
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	1.500.000	0	0	0	0	0	1.500.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.573.850	0	0	0	0	0	2.573.850
407	01	02	00	Donaciones corrientes internas al sector privado	28.630.500	0	0	0	0	0	28.630.500
407	01	02	01	Donaciones corrientes a personas	16.630.500	0	0	0	0	0	16.630.500
407	01	02	02	Donaciones corrientes a instituciones sin fines de lucro	12.000.000	0	0	0	0	0	12.000.000
407	01	03	00	Transferencias corrientes internas al sector público	604.209.509	0	0	0	0	0	604.209.509
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	604.209.509	0	0	0	0	0	604.209.509
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.000.000	0	0	0	0	0	2.000.000
407	02	01	00	Transferencias corrientes al exterior	2.000.000	0	0	0	0	0	2.000.000
407	02	01	04	Transferencias corrientes a organismos internacionales	2.000.000	0	0	0	0	0	2.000.000
407	03	00	00	Transferencias y donaciones de capital internas	102.403.277	6.394.053.756	0	0	0	0	6.496.457.033
407	03	03	00	Transferencias de capital internas al sector público	102.403.277	6.394.053.756	0	0	0	0	6.496.457.033
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	102.403.277	0	0	0	0	0	102.403.277
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	6.394.053.756	0	0	0	0	6.394.053.756
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	15.000.000	0	0	0	0	0	15.000.000
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	15.000.000	0	0	0	0	0	15.000.000
407	12	02	01	Transferencias de Capital a Consejos Comunales	15.000.000	0	0	0	0	0	15.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.000.000**	**0**	**0**	**0**	**0**	**0**	**10.000.000**
411	01	00	00	Disminución de gastos de personal por pagar	10.000.000	0	0	0	0	0	10.000.000
411	01	01	00	Disminución de sueldos, salarios y otras remuneraciones por pagar	10.000.000	0	0	0	0	0	10.000.000
				Totales	**3.278.700.000**	**6.394.053.756**	**0**	**0**	**0**	**0**	**9.672.753.756**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115480 590047000 PLAN DE SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: FORMULAR E IMPLANTAR EL PLAN DE SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS DEL SECTOR ELÉCTRICO CON EL PROPÓSITO DE SER EFICIENTE EN LA GESTIÓN PÚBLICA DE ESTE SECTOR

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.144**	**0**	**0**	**0**	**0**	**0**	**7.144**
402	01	00	00	Productos alimenticios y agropecuarios	7.144	0	0	0	0	0	7.144
402	01	01	00	Alimentos y bebidas para personas	7.144	0	0	0	0	0	7.144
403	**00**	**00**	**00**	**Servicios no personales**	**130.665**	**0**	**0**	**0**	**0**	**0**	**130.665**
403	07	00	00	Servicios de información, impresión y relaciones públicas	32.470	0	0	0	0	0	32.470
403	07	02	00	Imprenta y reproducción	5.270	0	0	0	0	0	5.270
403	07	04	00	Avisos	27.200	0	0	0	0	0	27.200
403	10	00	00	Servicios profesionales y técnicos	83.430	0	0	0	0	0	83.430
403	10	99	00	Otros servicios profesionales y técnicos	83.430	0	0	0	0	0	83.430
403	18	00	00	Impuestos indirectos	14.765	0	0	0	0	0	14.765
403	18	01	00	Impuesto al valor agregado	14.765	0	0	0	0	0	14.765
				Totales	**137.809**	**0**	**0**	**0**	**0**	**0**	**137.809**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115480 590047000 PLAN DE SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: FORMULAR E IMPLANTAR EL PLAN DE SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS DEL SECTOR ELÉCTRICO CON EL PROPÓSITO DE SER EFICIENTE EN LA GESTIÓN PÚBLICA DE ESTE SECTOR

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115480 590047000 PLAN DE SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: FORMULAR E IMPLANTAR EL PLAN DE SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS DEL SECTOR ELÉCTRICO CON EL PROPÓSITO DE SER EFICIENTE EN LA GESTIÓN PÚBLICA DE ESTE SECTOR

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590047004 FORMULACIÓN Y EJECUCIÓN DEL PLAN DE SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS DEL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.144**	**0**	**0**	**0**	**0**	0	**7.144**
402	01	00	00	Productos alimenticios y agropecuarios	7.144	0	0	0	0	0	7.144
402	01	01	00	Alimentos y bebidas para personas	7.144	0	0	0	0	0	7.144
403	**00**	**00**	**00**	**Servicios no personales**	**857**	**0**	**0**	**0**	**0**	0	**857**
403	18	00	00	Impuestos indirectos	857	0	0	0	0	0	857
403	18	01	00	Impuesto al valor agregado	857	0	0	0	0	0	857
				Totales	**8.001**	**0**	**0**	**0**	**0**	0	**8.001**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115480 590047000 PLAN DE SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: FORMULAR E IMPLANTAR EL PLAN DE SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS DEL SECTOR ELÉCTRICO CON EL PROPÓSITO DE SER EFICIENTE EN LA GESTIÓN PÚBLICA DE ESTE SECTOR

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590047005 DISEÑO E IMPLEMENTACIÓN DE PORTAL WEB PARA LOS TRÁMITES ADMINISTRATIVOS DEL MINISTERIO

UNIDAD DE MEDIDA: SOFTWARE **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**129.808**	**0**	**0**	**0**	**0**	**0**	**129.808**
403	07	00	00	Servicios de información, impresión y relaciones públicas	32.470	0	0	0	0	0	32.470
403	07	02	00	Imprenta y reproducción	5.270	0	0	0	0	0	5.270
403	07	04	00	Avisos	27.200	0	0	0	0	0	27.200
403	10	00	00	Servicios profesionales y técnicos	83.430	0	0	0	0	0	83.430
403	10	99	00	Otros servicios profesionales y técnicos	83.430	0	0	0	0	0	83.430
403	18	00	00	Impuestos indirectos	13.908	0	0	0	0	0	13.908
403	18	01	00	Impuesto al valor agregado	13.908	0	0	0	0	0	13.908
				Totales	**129.808**	**0**	**0**	**0**	**0**	**0**	**129.808**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: DISEÑAR E INSTALAR UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SEN, A FIN DE RECOPILAR REGISTROS DE EVENTOS LABORALES QUE PERMITAN EL ANÁLISIS, EVALUACIÓN Y APLICACIÓN DE CORRECTIVOS

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**800.000**	**0**	**0**	**0**	**0**	**0**	**800.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	800.000	0	0	0	0	0	800.000
401	01	18	00	Remuneraciones al personal contratado	800.000	0	0	0	0	0	800.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**843.109**	**0**	**0**	**0**	**0**	**0**	**843.109**
402	01	00	00	Productos alimenticios y agropecuarios	44.838	0	0	0	0	0	44.838
402	01	01	00	Alimentos y bebidas para personas	44.838	0	0	0	0	0	44.838
402	03	00	00	Textiles y vestuarios	587.571	0	0	0	0	0	587.571
402	03	01	00	Textiles	64.514	0	0	0	0	0	64.514
402	03	02	00	Prendas de vestir	237.740	0	0	0	0	0	237.740
402	03	03	00	Calzados	235.317	0	0	0	0	0	235.317
402	03	99	00	Otros productos textiles y vestuarios	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	5.700	0	0	0	0	0	5.700
402	05	04	00	Libros, revistas y periódicos	5.700	0	0	0	0	0	5.700
402	99	00	00	Otros materiales y suministros	205.000	0	0	0	0	0	205.000
402	99	01	00	Otros materiales y suministros	205.000	0	0	0	0	0	205.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.658.370**	**0**	**0**	**0**	**0**	**0**	**1.658.370**
403	07	00	00	Servicios de información, impresión y relaciones públicas	207.000	0	0	0	0	0	207.000
403	07	02	00	Imprenta y reproducción	107.000	0	0	0	0	0	107.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	153.000	0	0	0	0	0	153.000
403	09	01	00	Viáticos y pasajes dentro del país	153.000	0	0	0	0	0	153.000
403	10	00	00	Servicios profesionales y técnicos	195.071	0	0	0	0	0	195.071
403	10	07	00	Servicios de capacitación y adiestramiento	195.071	0	0	0	0	0	195.071
403	18	00	00	Impuestos indirectos	273.537	0	0	0	0	0	273.537
403	18	01	00	Impuesto al valor agregado	273.537	0	0	0	0	0	273.537
403	99	00	00	Otros servicios no personales	829.762	0	0	0	0	0	829.762
403	99	01	00	Otros servicios no personales	829.762	0	0	0	0	0	829.762
404	**00**	**00**	**00**	**Activos reales**	**51.525**	**0**	**0**	**0**	**0**	**0**	**51.525**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	21.000	0	0	0	0	0	21.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: DISEÑAR E INSTALAR UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SEN, A FIN DE RECOPILAR REGISTROS DE EVENTOS LABORALES QUE PERMITAN EL ANÁLISIS, EVALUACIÓN Y APLICACIÓN DE CORRECTIVOS

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	21.000	0	0	0	0	0	21.000
404	99	00	00	Otros activos reales	30.525	0	0	0	0	0	30.525
404	99	01	00	Otros activos reales	30.525	0	0	0	0	0	30.525
				Totales	**3.353.004**	**0**	**0**	**0**	**0**	**0**	**3.353.004**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: DISEÑAR E INSTALAR UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SEN, A FIN DE RECOPILAR REGISTROS DE EVENTOS LABORALES QUE PERMITAN EL ANÁLISIS, EVALUACIÓN Y APLICACIÓN DE CORRECTIVOS

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: DISEÑAR E INSTALAR UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SEN, A FIN DE RECOPILAR REGISTROS DE EVENTOS LABORALES QUE PERMITAN EL ANÁLISIS, EVALUACIÓN Y APLICACIÓN DE CORRECTIVOS

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590057001 RECOPILACIÓN DE INFORMACIÓN REFERENTE A LOS RIESGOS EXISTENTES Y POTENCIALES, ASÍ COMO, LOS EVENTOS RELEVANTES EN LAS ÁREAS DE SEGURIDAD

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / OFICINA DE SEGURIDAD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**160.000**	**0**	**0**	**0**	**0**	0	**160.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	160.000	0	0	0	0	0	160.000
401	01	18	00	Remuneraciones al personal contratado	160.000	0	0	0	0	0	160.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**261.598**	**0**	**0**	**0**	**0**	0	**261.598**
402	01	00	00	Productos alimenticios y agropecuarios	14.946	0	0	0	0	0	14.946
402	01	01	00	Alimentos y bebidas para personas	14.946	0	0	0	0	0	14.946
402	03	00	00	Textiles y vestuarios	246.652	0	0	0	0	0	246.652
402	03	01	00	Textiles	58.750	0	0	0	0	0	58.750
402	03	02	00	Prendas de vestir	96.170	0	0	0	0	0	96.170
402	03	03	00	Calzados	41.732	0	0	0	0	0	41.732
402	03	99	00	Otros productos textiles y vestuarios	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**134.768**	**0**	**0**	**0**	**0**	0	**134.768**
403	07	00	00	Servicios de información, impresión y relaciones públicas	75.000	0	0	0	0	0	75.000
403	07	02	00	Imprenta y reproducción	75.000	0	0	0	0	0	75.000
403	09	00	00	Viáticos y pasajes	9.000	0	0	0	0	0	9.000
403	09	01	00	Viáticos y pasajes dentro del país	9.000	0	0	0	0	0	9.000
403	18	00	00	Impuestos indirectos	42.468	0	0	0	0	0	42.468
403	18	01	00	Impuesto al valor agregado	42.468	0	0	0	0	0	42.468
403	99	00	00	Otros servicios no personales	8.300	0	0	0	0	0	8.300
403	99	01	00	Otros servicios no personales	8.300	0	0	0	0	0	8.300
				Totales	**556.366**	**0**	**0**	**0**	**0**	0	**556.366**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: DISEÑAR E INSTALAR UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SEN, A FIN DE RECOPILAR REGISTROS DE EVENTOS LABORALES QUE PERMITAN EL ANÁLISIS, EVALUACIÓN Y APLICACIÓN DE CORRECTIVOS

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590057002 DISEÑO Y EJECUCIÓN DE POLÍTICAS, PLANES Y PROGRAMAS, EN MATERIA DE SEGURIDAD NACIONAL Y GESTIÓN DE RIESGOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / OFICINA DE SEGURIDAD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**240.000**	**0**	**0**	**0**	**0**	**0**	**240.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	240.000	0	0	0	0	0	240.000
401	01	18	00	Remuneraciones al personal contratado	240.000	0	0	0	0	0	240.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**132.046**	**0**	**0**	**0**	**0**	**0**	**132.046**
402	01	00	00	Productos alimenticios y agropecuarios	17.948	0	0	0	0	0	17.948
402	01	01	00	Alimentos y bebidas para personas	17.948	0	0	0	0	0	17.948
402	03	00	00	Textiles y vestuarios	63.398	0	0	0	0	0	63.398
402	03	01	00	Textiles	2.882	0	0	0	0	0	2.882
402	03	02	00	Prendas de vestir	25.740	0	0	0	0	0	25.740
402	03	03	00	Calzados	34.776	0	0	0	0	0	34.776
402	05	00	00	Productos de papel, cartón e impresos	5.700	0	0	0	0	0	5.700
402	05	04	00	Libros, revistas y periódicos	5.700	0	0	0	0	0	5.700
402	99	00	00	Otros materiales y suministros	45.000	0	0	0	0	0	45.000
402	99	01	00	Otros materiales y suministros	45.000	0	0	0	0	0	45.000
403	**00**	**00**	**00**	**Servicios no personales**	**235.142**	**0**	**0**	**0**	**0**	**0**	**235.142**
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	36.000	0	0	0	0	0	36.000
403	09	01	00	Viáticos y pasajes dentro del país	36.000	0	0	0	0	0	36.000
403	10	00	00	Servicios profesionales y técnicos	49.800	0	0	0	0	0	49.800
403	10	07	00	Servicios de capacitación y adiestramiento	49.800	0	0	0	0	0	49.800
403	18	00	00	Impuestos indirectos	39.342	0	0	0	0	0	39.342
403	18	01	00	Impuesto al valor agregado	39.342	0	0	0	0	0	39.342
403	99	00	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: DISEÑAR E INSTALAR UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SEN, A FIN DE RECOPILAR REGISTROS DE EVENTOS LABORALES QUE PERMITAN EL ANÁLISIS, EVALUACIÓN Y APLICACIÓN DE CORRECTIVOS

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590057002 DISEÑO Y EJECUCIÓN DE POLÍTICAS, PLANES Y PROGRAMAS, EN MATERIA DE SEGURIDAD NACIONAL Y GESTIÓN DE RIESGOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / OFICINA DE SEGURIDAD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000
				Totales	**607.188**	**0**	**0**	**0**	**0**	**0**	**607.188**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: DISEÑAR E INSTALAR UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SEN, A FIN DE RECOPILAR REGISTROS DE EVENTOS LABORALES QUE PERMITAN EL ANÁLISIS, EVALUACIÓN Y APLICACIÓN DE CORRECTIVOS

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590057003 SUPERVISIÓN DE LOS PROCESOS MEDULARES Y DE APOYO DEL SISTEMA ELÉCTRICO NACIONAL, PARA DETECTAR CUALQUIER DESVIACIÓN EN MATERIA DE SEGURIDAD INDUSTRIAL

UNIDAD DE MEDIDA: INFORME **META:** 20

RESPONSABLE/EJECUTOR: MPPEE / OFICINA DE SEGURIDAD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	200.000	0	0	0	0	0	200.000
401	01	18	00	Remuneraciones al personal contratado	200.000	0	0	0	0	0	200.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**259.156**	**0**	**0**	**0**	**0**	0	**259.156**
402	01	00	00	Productos alimenticios y agropecuarios	466	0	0	0	0	0	466
402	01	01	00	Alimentos y bebidas para personas	466	0	0	0	0	0	466
402	03	00	00	Textiles y vestuarios	158.690	0	0	0	0	0	158.690
402	03	01	00	Textiles	2.882	0	0	0	0	0	2.882
402	03	02	00	Prendas de vestir	51.480	0	0	0	0	0	51.480
402	03	03	00	Calzados	104.328	0	0	0	0	0	104.328
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**340.051**	**0**	**0**	**0**	**0**	0	**340.051**
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	54.000	0	0	0	0	0	54.000
403	09	01	00	Viáticos y pasajes dentro del país	54.000	0	0	0	0	0	54.000
403	10	00	00	Servicios profesionales y técnicos	99.600	0	0	0	0	0	99.600
403	10	07	00	Servicios de capacitación y adiestramiento	99.600	0	0	0	0	0	99.600
403	18	00	00	Impuestos indirectos	66.451	0	0	0	0	0	66.451
403	18	01	00	Impuesto al valor agregado	66.451	0	0	0	0	0	66.451
403	99	00	00	Otros servicios no personales	70.000	0	0	0	0	0	70.000
403	99	01	00	Otros servicios no personales	70.000	0	0	0	0	0	70.000
404	**00**	**00**	**00**	**Activos reales**	**21.000**	**0**	**0**	**0**	**0**	0	**21.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: DISEÑAR E INSTALAR UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SEN, A FIN DE RECOPILAR REGISTROS DE EVENTOS LABORALES QUE PERMITAN EL ANÁLISIS, EVALUACIÓN Y APLICACIÓN DE CORRECTIVOS

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590057003 SUPERVISIÓN DE LOS PROCESOS MEDULARES Y DE APOYO DEL SISTEMA ELÉCTRICO NACIONAL, PARA DETECTAR CUALQUIER DESVIACIÓN EN MATERIA DE SEGURIDAD INDUSTRIAL

UNIDAD DE MEDIDA: INFORME **META:** 20

RESPONSABLE/EJECUTOR: MPPEE / OFICINA DE SEGURIDAD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	21.000	0	0	0	0	0	21.000
404	09	02	00	Equipos de computación	21.000	0	0	0	0	0	21.000
				Totales	**820.207**	**0**	**0**	**0**	**0**	**0**	**820.207**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: DISEÑAR E INSTALAR UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SEN, A FIN DE RECOPILAR REGISTROS DE EVENTOS LABORALES QUE PERMITAN EL ANÁLISIS, EVALUACIÓN Y APLICACIÓN DE CORRECTIVOS

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590057004 ELABORACIÓN DE ANÁLISIS ESTADÍSTICOS Y TENDENCIAS DE LOS INDICADORES DE RIESGOS DEL SECTOR, A FIN DE MITIGAR MEDIANTE CONTROLES LAS AMENAZAS DE INESTABILIDAD LABORAL

UNIDAD DE MEDIDA: REPORTE **META:** 12

RESPONSABLE/EJECUTOR: MPPEE / OFICINA DE SEGURIDAD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**120.000**	0	0	0	0	0	**120.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	120.000	0	0	0	0	0	120.000
401	01	18	00	Remuneraciones al personal contratado	120.000	0	0	0	0	0	120.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**115.163**	0	0	0	0	0	**115.163**
402	01	00	00	Productos alimenticios y agropecuarios	1.398	0	0	0	0	0	1.398
402	01	01	00	Alimentos y bebidas para personas	1.398	0	0	0	0	0	1.398
402	03	00	00	Textiles y vestuarios	63.765	0	0	0	0	0	63.765
402	03	02	00	Prendas de vestir	42.900	0	0	0	0	0	42.900
402	03	03	00	Calzados	20.865	0	0	0	0	0	20.865
402	99	00	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**164.091**	0	0	0	0	0	**164.091**
403	09	00	00	Viáticos y pasajes	36.000	0	0	0	0	0	36.000
403	09	01	00	Viáticos y pasajes dentro del país	36.000	0	0	0	0	0	36.000
403	10	00	00	Servicios profesionales y técnicos	24.900	0	0	0	0	0	24.900
403	10	07	00	Servicios de capacitación y adiestramiento	24.900	0	0	0	0	0	24.900
403	18	00	00	Impuestos indirectos	33.191	0	0	0	0	0	33.191
403	18	01	00	Impuesto al valor agregado	33.191	0	0	0	0	0	33.191
403	99	00	00	Otros servicios no personales	70.000	0	0	0	0	0	70.000
403	99	01	00	Otros servicios no personales	70.000	0	0	0	0	0	70.000
404	**00**	**00**	**00**	**Activos reales**	**30.525**	0	0	0	0	0	**30.525**
404	99	00	00	Otros activos reales	30.525	0	0	0	0	0	30.525
404	99	01	00	Otros activos reales	30.525	0	0	0	0	0	30.525
				Totales	**429.779**	0	0	0	0	0	**429.779**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: DISEÑAR E INSTALAR UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SEN, A FIN DE RECOPILAR REGISTROS DE EVENTOS LABORALES QUE PERMITAN EL ANÁLISIS, EVALUACIÓN Y APLICACIÓN DE CORRECTIVOS

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590057005 ARTICULACIÓN CON LOS DIFERENTES ACTORES EN MATERIA DE SEGURIDAD INDUSTRIAL A LOS FINES DE EVALUAR LOS DIFERENTES EVENTOS Y APLICAR ACCIONES CORRECTIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 12

RESPONSABLE/EJECUTOR: MPPEE / OFICINA DE SEGURIDAD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**80.000**	**0**	**0**	**0**	**0**	0	**80.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	80.000	0	0	0	0	0	80.000
401	01	18	00	Remuneraciones al personal contratado	80.000	0	0	0	0	0	80.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**75.146**	**0**	**0**	**0**	**0**	0	**75.146**
402	01	00	00	Productos alimenticios y agropecuarios	10.080	0	0	0	0	0	10.080
402	01	01	00	Alimentos y bebidas para personas	10.080	0	0	0	0	0	10.080
402	03	00	00	Textiles y vestuarios	55.066	0	0	0	0	0	55.066
402	03	02	00	Prendas de vestir	21.450	0	0	0	0	0	21.450
402	03	03	00	Calzados	33.616	0	0	0	0	0	33.616
402	99	00	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
402	99	01	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**784.318**	**0**	**0**	**0**	**0**	0	**784.318**
403	07	00	00	Servicios de información, impresión y relaciones públicas	32.000	0	0	0	0	0	32.000
403	07	02	00	Imprenta y reproducción	32.000	0	0	0	0	0	32.000
403	09	00	00	Viáticos y pasajes	18.000	0	0	0	0	0	18.000
403	09	01	00	Viáticos y pasajes dentro del país	18.000	0	0	0	0	0	18.000
403	10	00	00	Servicios profesionales y técnicos	20.771	0	0	0	0	0	20.771
403	10	07	00	Servicios de capacitación y adiestramiento	20.771	0	0	0	0	0	20.771
403	18	00	00	Impuestos indirectos	92.085	0	0	0	0	0	92.085
403	18	01	00	Impuesto al valor agregado	92.085	0	0	0	0	0	92.085
403	99	00	00	Otros servicios no personales	621.462	0	0	0	0	0	621.462
403	99	01	00	Otros servicios no personales	621.462	0	0	0	0	0	621.462
				Totales	**939.464**	**0**	**0**	**0**	**0**	0	**939.464**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115817 590062000 IMPLEMENTACIÓN DE UN PROGRAMA DE SEGURIDAD DE LA INFORMACIÓN PARA EL SEN, ORIENTADO A LA PREVENCIÓN, CONTROL Y ANÁLISIS DE RIESGOS DE LOS DATOS E INFORMACIÓN QUE MANEJA EL SECTOR

OBJETIVO DEL PROYECTO: REDUCIR LOS RIESGOS DE LA SITUACIÓN ACTUAL DE LA SEGURIDAD DE LA INFORMACIÓN, BAJO UNA PERSPECTIVA SISTÉMICA DE LOS COMPONENTES MEDULARES DEL SECTOR ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**253.611**	**0**	**0**	**0**	**0**	**0**	**253.611**
401	01	00	00	Sueldos, salarios y otras retribuciones	253.611	0	0	0	0	0	253.611
401	01	18	00	Remuneraciones al personal contratado	253.611	0	0	0	0	0	253.611
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**326.107**	**0**	**0**	**0**	**0**	**0**	**326.107**
402	01	00	00	Productos alimenticios y agropecuarios	256.403	0	0	0	0	0	256.403
402	01	01	00	Alimentos y bebidas para personas	256.403	0	0	0	0	0	256.403
402	03	00	00	Textiles y vestuarios	26.374	0	0	0	0	0	26.374
402	03	02	00	Prendas de vestir	8.600	0	0	0	0	0	8.600
402	03	03	00	Calzados	17.774	0	0	0	0	0	17.774
402	10	00	00	Productos varios y útiles diversos	15.000	0	0	0	0	0	15.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	28.330	0	0	0	0	0	28.330
402	99	01	00	Otros materiales y suministros	28.330	0	0	0	0	0	28.330
403	**00**	**00**	**00**	**Servicios no personales**	**1.061.669**	**0**	**0**	**0**	**0**	**0**	**1.061.669**
403	03	00	00	Derechos sobre bienes intangibles	9.999	0	0	0	0	0	9.999
403	03	03	00	Paquetes y programas de computación	9.999	0	0	0	0	0	9.999
403	06	00	00	Servicios de transporte y almacenaje	5.000	0	0	0	0	0	5.000
403	06	03	00	Estacionamiento	5.000	0	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	280.000	0	0	0	0	0	280.000
403	07	02	00	Imprenta y reproducción	280.000	0	0	0	0	0	280.000
403	09	00	00	Viáticos y pasajes	145.222	0	0	0	0	0	145.222
403	09	01	00	Viáticos y pasajes dentro del país	145.222	0	0	0	0	0	145.222
403	10	00	00	Servicios profesionales y técnicos	350.000	0	0	0	0	0	350.000
403	10	07	00	Servicios de capacitación y adiestramiento	50.000	0	0	0	0	0	50.000
403	10	99	00	Otros servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	221.448	0	0	0	0	0	221.448
403	18	01	00	Impuesto al valor agregado	221.448	0	0	0	0	0	221.448
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115817 590062000 IMPLEMENTACIÓN DE UN PROGRAMA DE SEGURIDAD DE LA INFORMACIÓN PARA EL SEN, ORIENTADO A LA PREVENCIÓN, CONTROL Y ANÁLISIS DE RIESGOS DE LOS DATOS E INFORMACIÓN QUE MANEJA EL SECTOR

OBJETIVO DEL PROYECTO: REDUCIR LOS RIESGOS DE LA SITUACIÓN ACTUAL DE LA SEGURIDAD DE LA INFORMACIÓN, BAJO UNA PERSPECTIVA SISTÉMICA DE LOS COMPONENTES MEDULARES DEL SECTOR ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
404	**00**	**00**	**00**	**Activos reales**	**424.000**	**0**	**0**	**0**	**0**	**0**	**424.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.000	0	0	0	0	0	4.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	4.000	0	0	0	0	0	4.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	400.000	0	0	0	0	0	400.000
404	09	02	00	Equipos de computación	400.000	0	0	0	0	0	400.000
404	99	00	00	Otros activos reales	20.000	0	0	0	0	0	20.000
404	99	01	00	Otros activos reales	20.000	0	0	0	0	0	20.000
				Totales	**2.065.387**	**0**	**0**	**0**	**0**	**0**	**2.065.387**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115817 590062000 IMPLEMENTACIÓN DE UN PROGRAMA DE SEGURIDAD DE LA INFORMACIÓN PARA EL SEN, ORIENTADO A LA PREVENCIÓN, CONTROL Y ANÁLISIS DE RIESGOS DE LOS DATOS E INFORMACIÓN QUE MANEJA EL SECTOR

OBJETIVO DEL PROYECTO: REDUCIR LOS RIESGOS DE LA SITUACIÓN ACTUAL DE LA SEGURIDAD DE LA INFORMACIÓN, BAJO UNA PERSPECTIVA SISTÉMICA DE LOS COMPONENTES MEDULARES DEL SECTOR ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115817 590062000 IMPLEMENTACIÓN DE UN PROGRAMA DE SEGURIDAD DE LA INFORMACIÓN PARA EL SEN, ORIENTADO A LA PREVENCIÓN, CONTROL Y ANÁLISIS DE RIESGOS DE LOS DATOS E INFORMACIÓN QUE MANEJA EL SECTOR

OBJETIVO DEL PROYECTO: REDUCIR LOS RIESGOS DE LA SITUACIÓN ACTUAL DE LA SEGURIDAD DE LA INFORMACIÓN, BAJO UNA PERSPECTIVA SISTÉMICA DE LOS COMPONENTES MEDULARES DEL SECTOR ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590062001 ELABORACIÓN DE DIAGNÓSTICOS EN LAS ÁREAS CRÍTICAS REFERENTES A LA SEGURIDAD DE LA INFORMACIÓN EN EL SECTOR

UNIDAD DE MEDIDA: INFORME **META:** 24

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**253.611**	**0**	**0**	**0**	**0**	**0**	**253.611**
401	01	00	00	Sueldos, salarios y otras retribuciones	253.611	0	0	0	0	0	253.611
401	01	18	00	Remuneraciones al personal contratado	253.611	0	0	0	0	0	253.611
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**108.427**	**0**	**0**	**0**	**0**	**0**	**108.427**
402	01	00	00	Productos alimenticios y agropecuarios	90.383	0	0	0	0	0	90.383
402	01	01	00	Alimentos y bebidas para personas	90.383	0	0	0	0	0	90.383
402	03	00	00	Textiles y vestuarios	13.044	0	0	0	0	0	13.044
402	03	02	00	Prendas de vestir	8.600	0	0	0	0	0	8.600
402	03	03	00	Calzados	4.444	0	0	0	0	0	4.444
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**432.946**	**0**	**0**	**0**	**0**	**0**	**432.946**
403	03	00	00	Derechos sobre bienes intangibles	9.999	0	0	0	0	0	9.999
403	03	03	00	Paquetes y programas de computación	9.999	0	0	0	0	0	9.999
403	06	00	00	Servicios de transporte y almacenaje	5.000	0	0	0	0	0	5.000
403	06	03	00	Estacionamiento	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	107.722	0	0	0	0	0	107.722
403	09	01	00	Viáticos y pasajes dentro del país	107.722	0	0	0	0	0	107.722
403	10	00	00	Servicios profesionales y técnicos	150.000	0	0	0	0	0	150.000
403	10	99	00	Otros servicios profesionales y técnicos	150.000	0	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	110.225	0	0	0	0	0	110.225
403	18	01	00	Impuesto al valor agregado	110.225	0	0	0	0	0	110.225
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115817 590062000 IMPLEMENTACIÓN DE UN PROGRAMA DE SEGURIDAD DE LA INFORMACIÓN PARA EL SEN, ORIENTADO A LA PREVENCIÓN, CONTROL Y ANÁLISIS DE RIESGOS DE LOS DATOS E INFORMACIÓN QUE MANEJA EL SECTOR

OBJETIVO DEL PROYECTO: REDUCIR LOS RIESGOS DE LA SITUACIÓN ACTUAL DE LA SEGURIDAD DE LA INFORMACIÓN, BAJO UNA PERSPECTIVA SISTÉMICA DE LOS COMPONENTES MEDULARES DEL SECTOR ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590062001 ELABORACIÓN DE DIAGNÓSTICOS EN LAS ÁREAS CRÍTICAS REFERENTES A LA SEGURIDAD DE LA INFORMACIÓN EN EL SECTOR

UNIDAD DE MEDIDA: INFORME **META:** 24

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**224.000**	**0**	**0**	**0**	**0**	0	**224.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.000	0	0	0	0	0	4.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	4.000	0	0	0	0	0	4.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	09	02	00	Equipos de computación	200.000	0	0	0	0	0	200.000
404	99	00	00	Otros activos reales	20.000	0	0	0	0	0	20.000
404	99	01	00	Otros activos reales	20.000	0	0	0	0	0	20.000
				Totales	**1.018.984**	**0**	**0**	**0**	**0**	0	**1.018.984**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115817 590062000 IMPLEMENTACIÓN DE UN PROGRAMA DE SEGURIDAD DE LA INFORMACIÓN PARA EL SEN, ORIENTADO A LA PREVENCIÓN, CONTROL Y ANÁLISIS DE RIESGOS DE LOS DATOS E INFORMACIÓN QUE MANEJA EL SECTOR

OBJETIVO DEL PROYECTO: REDUCIR LOS RIESGOS DE LA SITUACIÓN ACTUAL DE LA SEGURIDAD DE LA INFORMACIÓN, BAJO UNA PERSPECTIVA SISTÉMICA DE LOS COMPONENTES MEDULARES DEL SECTOR ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590062002 DISEÑO E IMPLEMENTACIÓN DE ESTRATEGIAS DE LA SEGURIDAD DE LA INFORMACIÓN EN EL SISTEMA ELÉCTRICO NACIONAL (SEN)

UNIDAD DE MEDIDA: DOCUMENTO **META:** 12

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**65.034**	**0**	**0**	**0**	**0**	**0**	**65.034**
402	01	00	00	Productos alimenticios y agropecuarios	55.590	0	0	0	0	0	55.590
402	01	01	00	Alimentos y bebidas para personas	55.590	0	0	0	0	0	55.590
402	03	00	00	Textiles y vestuarios	4.444	0	0	0	0	0	4.444
402	03	03	00	Calzados	4.444	0	0	0	0	0	4.444
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**241.805**	**0**	**0**	**0**	**0**	**0**	**241.805**
403	09	00	00	Viáticos y pasajes	37.500	0	0	0	0	0	37.500
403	09	01	00	Viáticos y pasajes dentro del país	37.500	0	0	0	0	0	37.500
403	10	00	00	Servicios profesionales y técnicos	150.000	0	0	0	0	0	150.000
403	10	99	00	Otros servicios profesionales y técnicos	150.000	0	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	54.305	0	0	0	0	0	54.305
403	18	01	00	Impuesto al valor agregado	54.305	0	0	0	0	0	54.305
404	**00**	**00**	**00**	**Activos reales**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	09	02	00	Equipos de computación	200.000	0	0	0	0	0	200.000
				Totales	**506.839**	**0**	**0**	**0**	**0**	**0**	**506.839**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115817 590062000 IMPLEMENTACIÓN DE UN PROGRAMA DE SEGURIDAD DE LA INFORMACIÓN PARA EL SEN, ORIENTADO A LA PREVENCIÓN, CONTROL Y ANÁLISIS DE RIESGOS DE LOS DATOS E INFORMACIÓN QUE MANEJA EL SECTOR

OBJETIVO DEL PROYECTO: REDUCIR LOS RIESGOS DE LA SITUACIÓN ACTUAL DE LA SEGURIDAD DE LA INFORMACIÓN, BAJO UNA PERSPECTIVA SISTÉMICA DE LOS COMPONENTES MEDULARES DEL SECTOR ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590062003 DEFINICIÓN DE LAS ACTIVIDADES A EJECUTAR DEL PROGRAMA A TRAVÉS DE LA ELABORACIÓN Y REVISIÓN CONSTANTE DEL PLAN DE ACCIÓN.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 12

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**64.733**	**0**	**0**	**0**	**0**	0	**64.733**
402	01	00	00	Productos alimenticios y agropecuarios	55.290	0	0	0	0	0	55.290
402	01	01	00	Alimentos y bebidas para personas	55.290	0	0	0	0	0	55.290
402	03	00	00	Textiles y vestuarios	4.443	0	0	0	0	0	4.443
402	03	03	00	Calzados	4.443	0	0	0	0	0	4.443
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**63.768**	**0**	**0**	**0**	**0**	0	**63.768**
403	10	00	00	Servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	10	07	00	Servicios de capacitación y adiestramiento	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	13.768	0	0	0	0	0	13.768
403	18	01	00	Impuesto al valor agregado	13.768	0	0	0	0	0	13.768
				Totales	**128.501**	**0**	**0**	**0**	**0**	0	**128.501**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115817 590062000 IMPLEMENTACIÓN DE UN PROGRAMA DE SEGURIDAD DE LA INFORMACIÓN PARA EL SEN, ORIENTADO A LA PREVENCIÓN, CONTROL Y ANÁLISIS DE RIESGOS DE LOS DATOS E INFORMACIÓN QUE MANEJA EL SECTOR

OBJETIVO DEL PROYECTO: REDUCIR LOS RIESGOS DE LA SITUACIÓN ACTUAL DE LA SEGURIDAD DE LA INFORMACIÓN, BAJO UNA PERSPECTIVA SISTÉMICA DE LOS COMPONENTES MEDULARES DEL SECTOR ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590062004 EJECUCIÓN DE ACTIVIDADES DE FORMACIÓN AL TRABAJADOR O TRABAJADORA EN MATERIA DE SEGURIDAD DE LA INFORMACIÓN

UNIDAD DE MEDIDA: CHARLA **META:** 21

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**87.913**	**0**	**0**	**0**	**0**	0	**87.913**
402	01	00	00	Productos alimenticios y agropecuarios	55.140	0	0	0	0	0	55.140
402	01	01	00	Alimentos y bebidas para personas	55.140	0	0	0	0	0	55.140
402	03	00	00	Textiles y vestuarios	4.443	0	0	0	0	0	4.443
402	03	03	00	Calzados	4.443	0	0	0	0	0	4.443
402	10	00	00	Productos varios y útiles diversos	15.000	0	0	0	0	0	15.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	13.330	0	0	0	0	0	13.330
402	99	01	00	Otros materiales y suministros	13.330	0	0	0	0	0	13.330
403	**00**	**00**	**00**	**Servicios no personales**	**323.150**	**0**	**0**	**0**	**0**	0	**323.150**
403	07	00	00	Servicios de información, impresión y relaciones públicas	280.000	0	0	0	0	0	280.000
403	07	02	00	Imprenta y reproducción	280.000	0	0	0	0	0	280.000
403	18	00	00	Impuestos indirectos	43.150	0	0	0	0	0	43.150
403	18	01	00	Impuesto al valor agregado	43.150	0	0	0	0	0	43.150
				Totales	**411.063**	**0**	**0**	**0**	**0**	0	**411.063**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115741 590063000 ESTABLECIMIENTO DE UN CENTRO DE MONITOREO DEL SECTOR ELÉCTRICO NACIONAL EN EL MPPEE

OBJETIVO DEL PROYECTO: DISPONER DE UNA INSTANCIA PARA LA SUPERVISIÓN DE LA SEGURIDAD DEL SEN QUE ANALICE INFORMACIÓN ESTRATÉGICA, EMITA ALERTAS Y RECOMENDACIONES PARA PREVENIR SITUACIONES NO DESEADAS QUE AFECTEN AL SISTEMA

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**800.000**	**0**	**0**	**0**	**0**	**0**	**800.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	800.000	0	0	0	0	0	800.000
401	01	18	00	Remuneraciones al personal contratado	800.000	0	0	0	0	0	800.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**143.301**	**0**	**0**	**0**	**0**	**0**	**143.301**
402	01	00	00	Productos alimenticios y agropecuarios	112.500	0	0	0	0	0	112.500
402	01	01	00	Alimentos y bebidas para personas	112.500	0	0	0	0	0	112.500
402	03	00	00	Textiles y vestuarios	7.819	0	0	0	0	0	7.819
402	03	02	00	Prendas de vestir	7.819	0	0	0	0	0	7.819
402	05	00	00	Productos de papel, cartón e impresos	9.000	0	0	0	0	0	9.000
402	05	05	00	Material de enseñanza	9.000	0	0	0	0	0	9.000
402	06	00	00	Productos químicos y derivados	7.982	0	0	0	0	0	7.982
402	06	06	00	Combustibles y lubricantes	7.982	0	0	0	0	0	7.982
402	08	00	00	Productos metálicos	6.000	0	0	0	0	0	6.000
402	08	08	00	Material de educación	6.000	0	0	0	0	0	6.000
403	**00**	**00**	**00**	**Servicios no personales**	**437.546**	**0**	**0**	**0**	**0**	**0**	**437.546**
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.912	0	0	0	0	0	25.912
403	07	02	00	Imprenta y reproducción	25.912	0	0	0	0	0	25.912
403	09	00	00	Viáticos y pasajes	274.400	0	0	0	0	0	274.400
403	09	01	00	Viáticos y pasajes dentro del país	274.400	0	0	0	0	0	274.400
403	10	00	00	Servicios profesionales y técnicos	22.001	0	0	0	0	0	22.001
403	10	07	00	Servicios de capacitación y adiestramiento	13.500	0	0	0	0	0	13.500
403	10	99	00	Otros servicios profesionales y técnicos	8.501	0	0	0	0	0	8.501
403	18	00	00	Impuestos indirectos	115.233	0	0	0	0	0	115.233
403	18	01	00	Impuesto al valor agregado	115.233	0	0	0	0	0	115.233
404	**00**	**00**	**00**	**Activos reales**	**494.645**	**0**	**0**	**0**	**0**	**0**	**494.645**
404	05	00	00	Equipos de comunicaciones y de señalamiento	240.645	0	0	0	0	0	240.645
404	05	01	00	Equipos de telecomunicaciones	240.645	0	0	0	0	0	240.645
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	220.000	0	0	0	0	0	220.000
404	09	01	00	Mobiliario y equipos de oficina	164.000	0	0	0	0	0	164.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115741 590063000 ESTABLECIMIENTO DE UN CENTRO DE MONITOREO DEL SECTOR ELÉCTRICO NACIONAL EN EL MPPEE

OBJETIVO DEL PROYECTO: DISPONER DE UNA INSTANCIA PARA LA SUPERVISIÓN DE LA SEGURIDAD DEL SEN QUE ANALICE INFORMACIÓN ESTRATÉGICA, EMITA ALERTAS Y RECOMENDACIONES PARA PREVENIR SITUACIONES NO DESEADAS QUE AFECTEN AL SISTEMA

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	56.000	0	0	0	0	0	56.000
404	99	00	00	Otros activos reales	34.000	0	0	0	0	0	34.000
404	99	01	00	Otros activos reales	34.000	0	0	0	0	0	34.000
				Totales	**1.875.492**	**0**	**0**	**0**	**0**	**0**	**1.875.492**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115741 590063000 ESTABLECIMIENTO DE UN CENTRO DE MONITOREO DEL SECTOR ELÉCTRICO NACIONAL EN EL MPPEE

OBJETIVO DEL PROYECTO: DISPONER DE UNA INSTANCIA PARA LA SUPERVISIÓN DE LA SEGURIDAD DEL SEN QUE ANALICE INFORMACIÓN ESTRATÉGICA, EMITA ALERTAS Y RECOMENDACIONES PARA PREVENIR SITUACIONES NO DESEADAS QUE AFECTEN AL SISTEMA

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115741 590063000 ESTABLECIMIENTO DE UN CENTRO DE MONITOREO DEL SECTOR ELÉCTRICO NACIONAL EN EL MPPEE

OBJETIVO DEL PROYECTO: DISPONER DE UNA INSTANCIA PARA LA SUPERVISIÓN DE LA SEGURIDAD DEL SEN QUE ANALICE INFORMACIÓN ESTRATÉGICA, EMITA ALERTAS Y RECOMENDACIONES PARA PREVENIR SITUACIONES NO DESEADAS QUE AFECTEN AL SISTEMA

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590063001 SUPERVISIÓN DE LOS PROCESOS MEDULARES Y DE APOYO DEL SISTEMA Y SERVICIO ELÉCTRICO NACIONAL, PARA DETECTAR CUALQUIER DESVIACIÓN DENTRO DE LOS MENCIONADOS PROCESOS (GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN, COMERCIALIZACIÓN, FINANZAS, RECURSOS HUMANOS, ENTRE OTROS)

UNIDAD DE MEDIDA: DOCUMENTO **META:** 160

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**800.000**	**0**	**0**	**0**	**0**	0	**800.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	800.000	0	0	0	0	0	800.000
401	01	18	00	Remuneraciones al personal contratado	800.000	0	0	0	0	0	800.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**51.110**	**0**	**0**	**0**	**0**	0	**51.110**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	0	30.000
402	03	00	00	Textiles y vestuarios	7.819	0	0	0	0	0	7.819
402	03	02	00	Prendas de vestir	7.819	0	0	0	0	0	7.819
402	05	00	00	Productos de papel, cartón e impresos	5.000	0	0	0	0	0	5.000
402	05	05	00	Material de enseñanza	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	2.291	0	0	0	0	0	2.291
402	06	06	00	Combustibles y lubricantes	2.291	0	0	0	0	0	2.291
402	08	00	00	Productos metálicos	6.000	0	0	0	0	0	6.000
402	08	08	00	Material de educación	6.000	0	0	0	0	0	6.000
403	**00**	**00**	**00**	**Servicios no personales**	**119.734**	**0**	**0**	**0**	**0**	0	**119.734**
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.500	0	0	0	0	0	11.500
403	07	02	00	Imprenta y reproducción	11.500	0	0	0	0	0	11.500
403	09	00	00	Viáticos y pasajes	60.500	0	0	0	0	0	60.500
403	09	01	00	Viáticos y pasajes dentro del país	60.500	0	0	0	0	0	60.500
403	10	00	00	Servicios profesionales y técnicos	8.000	0	0	0	0	0	8.000
403	10	07	00	Servicios de capacitación y adiestramiento	4.000	0	0	0	0	0	4.000
403	10	99	00	Otros servicios profesionales y técnicos	4.000	0	0	0	0	0	4.000
403	18	00	00	Impuestos indirectos	39.734	0	0	0	0	0	39.734
403	18	01	00	Impuesto al valor agregado	39.734	0	0	0	0	0	39.734

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115741 590063000 ESTABLECIMIENTO DE UN CENTRO DE MONITOREO DEL SECTOR ELÉCTRICO NACIONAL EN EL MPPEE

OBJETIVO DEL PROYECTO: DISPONER DE UNA INSTANCIA PARA LA SUPERVISIÓN DE LA SEGURIDAD DEL SEN QUE ANALICE INFORMACIÓN ESTRATÉGICA, EMITA ALERTAS Y RECOMENDACIONES PARA PREVENIR SITUACIONES NO DESEADAS QUE AFECTEN AL SISTEMA

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590063001 SUPERVISIÓN DE LOS PROCESOS MEDULARES Y DE APOYO DEL SISTEMA Y SERVICIO ELÉCTRICO NACIONAL, PARA DETECTAR CUALQUIER DESVIACIÓN DENTRO DE LOS MENCIONADOS PROCESOS (GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN, COMERCIALIZACIÓN, FINANZAS, RECURSOS HUMANOS, ENTRE OTROS)

UNIDAD DE MEDIDA: DOCUMENTO **META:** 160

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	09	01	00	Mobiliario y equipos de oficina	164.000	0	0	0	0	0	164.000
404	09	02	00	Equipos de computación	36.000	0	0	0	0	0	36.000
				Totales	**1.170.844**	**0**	**0**	**0**	**0**	**0**	**1.170.844**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115741 590063000 ESTABLECIMIENTO DE UN CENTRO DE MONITOREO DEL SECTOR ELÉCTRICO NACIONAL EN EL MPPEE

OBJETIVO DEL PROYECTO: DISPONER DE UNA INSTANCIA PARA LA SUPERVISIÓN DE LA SEGURIDAD DEL SEN QUE ANALICE INFORMACIÓN ESTRATÉGICA, EMITA ALERTAS Y RECOMENDACIONES PARA PREVENIR SITUACIONES NO DESEADAS QUE AFECTEN AL SISTEMA

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590063002 SUPERVISIÓN DEL DESARROLLO DE LOS PROYECTOS ESTRUCTURANTES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**34.694**	**0**	**0**	**0**	**0**	0	**34.694**
402	01	00	00	Productos alimenticios y agropecuarios	28.500	0	0	0	0	0	28.500
402	01	01	00	Alimentos y bebidas para personas	28.500	0	0	0	0	0	28.500
402	05	00	00	Productos de papel, cartón e impresos	4.000	0	0	0	0	0	4.000
402	05	05	00	Material de enseñanza	4.000	0	0	0	0	0	4.000
402	06	00	00	Productos químicos y derivados	2.194	0	0	0	0	0	2.194
402	06	06	00	Combustibles y lubricantes	2.194	0	0	0	0	0	2.194
403	**00**	**00**	**00**	**Servicios no personales**	**121.204**	**0**	**0**	**0**	**0**	0	**121.204**
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.500	0	0	0	0	0	10.500
403	07	02	00	Imprenta y reproducción	10.500	0	0	0	0	0	10.500
403	09	00	00	Viáticos y pasajes	74.500	0	0	0	0	0	74.500
403	09	01	00	Viáticos y pasajes dentro del país	74.500	0	0	0	0	0	74.500
403	10	00	00	Servicios profesionales y técnicos	12.000	0	0	0	0	0	12.000
403	10	07	00	Servicios de capacitación y adiestramiento	9.500	0	0	0	0	0	9.500
403	10	99	00	Otros servicios profesionales y técnicos	2.500	0	0	0	0	0	2.500
403	18	00	00	Impuestos indirectos	24.204	0	0	0	0	0	24.204
403	18	01	00	Impuesto al valor agregado	24.204	0	0	0	0	0	24.204
404	**00**	**00**	**00**	**Activos reales**	**70.000**	**0**	**0**	**0**	**0**	0	**70.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	16.000	0	0	0	0	0	16.000
404	05	01	00	Equipos de telecomunicaciones	16.000	0	0	0	0	0	16.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
404	99	00	00	Otros activos reales	34.000	0	0	0	0	0	34.000
404	99	01	00	Otros activos reales	34.000	0	0	0	0	0	34.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115741 590063000 ESTABLECIMIENTO DE UN CENTRO DE MONITOREO DEL SECTOR ELÉCTRICO NACIONAL EN EL MPPEE

OBJETIVO DEL PROYECTO: DISPONER DE UNA INSTANCIA PARA LA SUPERVISIÓN DE LA SEGURIDAD DEL SEN QUE ANALICE INFORMACIÓN ESTRATÉGICA, EMITA ALERTAS Y RECOMENDACIONES PARA PREVENIR SITUACIONES NO DESEADAS QUE AFECTEN AL SISTEMA

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590063002 SUPERVISIÓN DEL DESARROLLO DE LOS PROYECTOS ESTRUCTURANTES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**225.898**	0	0	0	0	0	**225.898**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115741 590063000 ESTABLECIMIENTO DE UN CENTRO DE MONITOREO DEL SECTOR ELÉCTRICO NACIONAL EN EL MPPEE

OBJETIVO DEL PROYECTO: DISPONER DE UNA INSTANCIA PARA LA SUPERVISIÓN DE LA SEGURIDAD DEL SEN QUE ANALICE INFORMACIÓN ESTRATÉGICA, EMITA ALERTAS Y RECOMENDACIONES PARA PREVENIR SITUACIONES NO DESEADAS QUE AFECTEN AL SISTEMA

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590063003 CENTRALIZACIÓN DE TODA LA INFORMACIÓN REFERENTE A LOS RIESGOS EXISTENTES Y LOS EVENTOS RELEVANTES EN LAS ÁREAS DE SEGURIDAD FÍSICA, SEGURIDAD INDUSTRIAL Y SEGURIDAD DE LA INFORMACIÓN, ASÍ COMO DEL CLIMA ORGANIZACIONAL EN LAS REGIONES

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.097**	**0**	**0**	**0**	**0**	0	**17.097**
402	01	00	00	Productos alimenticios y agropecuarios	15.000	0	0	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	0	15.000
402	06	00	00	Productos químicos y derivados	2.097	0	0	0	0	0	2.097
402	06	06	00	Combustibles y lubricantes	2.097	0	0	0	0	0	2.097
403	**00**	**00**	**00**	**Servicios no personales**	**109.581**	**0**	**0**	**0**	**0**	0	**109.581**
403	09	00	00	Viáticos y pasajes	74.400	0	0	0	0	0	74.400
403	09	01	00	Viáticos y pasajes dentro del país	74.400	0	0	0	0	0	74.400
403	10	00	00	Servicios profesionales y técnicos	2.001	0	0	0	0	0	2.001
403	10	99	00	Otros servicios profesionales y técnicos	2.001	0	0	0	0	0	2.001
403	18	00	00	Impuestos indirectos	33.180	0	0	0	0	0	33.180
403	18	01	00	Impuesto al valor agregado	33.180	0	0	0	0	0	33.180
404	**00**	**00**	**00**	**Activos reales**	**183.000**	**0**	**0**	**0**	**0**	0	**183.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	183.000	0	0	0	0	0	183.000
404	05	01	00	Equipos de telecomunicaciones	183.000	0	0	0	0	0	183.000
				Totales	**309.678**	**0**	**0**	**0**	**0**	0	**309.678**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115741 590063000 ESTABLECIMIENTO DE UN CENTRO DE MONITOREO DEL SECTOR ELÉCTRICO NACIONAL EN EL MPPEE

OBJETIVO DEL PROYECTO: DISPONER DE UNA INSTANCIA PARA LA SUPERVISIÓN DE LA SEGURIDAD DEL SEN QUE ANALICE INFORMACIÓN ESTRATÉGICA, EMITA ALERTAS Y RECOMENDACIONES PARA PREVENIR SITUACIONES NO DESEADAS QUE AFECTEN AL SISTEMA

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590063004 ESTADÍSTICAS Y TENDENCIAS REFERENTES A LA AFECTACIÓN DEL PATRIMONIO DEL SECTOR ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: REPORTE **META:** 124

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.600**	0	0	0	0	0	**15.600**
402	01	00	00	Productos alimenticios y agropecuarios	15.000	0	0	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	0	15.000
402	06	00	00	Productos químicos y derivados	600	0	0	0	0	0	600
402	06	06	00	Combustibles y lubricantes	600	0	0	0	0	0	600
403	**00**	**00**	**00**	**Servicios no personales**	**42.944**	0	0	0	0	0	**42.944**
403	09	00	00	Viáticos y pasajes	35.000	0	0	0	0	0	35.000
403	09	01	00	Viáticos y pasajes dentro del país	35.000	0	0	0	0	0	35.000
403	18	00	00	Impuestos indirectos	7.944	0	0	0	0	0	7.944
403	18	01	00	Impuesto al valor agregado	7.944	0	0	0	0	0	7.944
404	**00**	**00**	**00**	**Activos reales**	**15.600**	0	0	0	0	0	**15.600**
404	05	00	00	Equipos de comunicaciones y de señalamiento	15.600	0	0	0	0	0	15.600
404	05	01	00	Equipos de telecomunicaciones	15.600	0	0	0	0	0	15.600
				Totales	**74.144**	0	0	0	0	0	**74.144**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115741 590063000 ESTABLECIMIENTO DE UN CENTRO DE MONITOREO DEL SECTOR ELÉCTRICO NACIONAL EN EL MPPEE

OBJETIVO DEL PROYECTO: DISPONER DE UNA INSTANCIA PARA LA SUPERVISIÓN DE LA SEGURIDAD DEL SEN QUE ANALICE INFORMACIÓN ESTRATÉGICA, EMITA ALERTAS Y RECOMENDACIONES PARA PREVENIR SITUACIONES NO DESEADAS QUE AFECTEN AL SISTEMA

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590063005 RECOPILACIÓN Y ANÁLISIS DE LAS NOVEDADES RELEVANTES REPORTADAS POR LAS REGIONES REFERENTES A LA SEGURIDAD FÍSICA DE LAS INSTALACIONES, A FIN DE DICTAR LAS INSTRUCCIONES QUE SE AMERITEN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**24.800**	**0**	**0**	**0**	**0**	0	**24.800**
402	01	00	00	Productos alimenticios y agropecuarios	24.000	0	0	0	0	0	24.000
402	01	01	00	Alimentos y bebidas para personas	24.000	0	0	0	0	0	24.000
402	06	00	00	Productos químicos y derivados	800	0	0	0	0	0	800
402	06	06	00	Combustibles y lubricantes	800	0	0	0	0	0	800
403	**00**	**00**	**00**	**Servicios no personales**	**44.083**	**0**	**0**	**0**	**0**	0	**44.083**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.912	0	0	0	0	0	3.912
403	07	02	00	Imprenta y reproducción	3.912	0	0	0	0	0	3.912
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	10.171	0	0	0	0	0	10.171
403	18	01	00	Impuesto al valor agregado	10.171	0	0	0	0	0	10.171
404	**00**	**00**	**00**	**Activos reales**	**26.045**	**0**	**0**	**0**	**0**	0	**26.045**
404	05	00	00	Equipos de comunicaciones y de señalamiento	26.045	0	0	0	0	0	26.045
404	05	01	00	Equipos de telecomunicaciones	26.045	0	0	0	0	0	26.045
				Totales	**94.928**	**0**	**0**	**0**	**0**	0	**94.928**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117810 590073000 IMPLANTACIÓN DE LOS COMITÉS DE SEGURIDAD Y CONTRALORÍA SOCIAL EN EL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: IMPLANTAR 24 COMITÉS DE SEGURIDAD Y CONTRALORÍA SOCIAL EN EL SISTEMA ELÉCTRICO NACIONAL, MEDIANTE LA PARTICIPACIÓN DE LAS COMUNIDADES ORGANIZADAS A FIN DE RESGUARDAR LAS INSTALACIONES DEL SECTOR

UNIDAD DE MEDIDA: COMITÉ **META:** 24

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.114.900**	**0**	**0**	**0**	**0**	**0**	**1.114.900**
402	03	00	00	Textiles y vestuarios	505.000	0	0	0	0	0	505.000
402	03	02	00	Prendas de vestir	505.000	0	0	0	0	0	505.000
402	05	00	00	Productos de papel, cartón e impresos	325.000	0	0	0	0	0	325.000
402	05	05	00	Material de enseñanza	275.000	0	0	0	0	0	275.000
402	05	99	00	Otros productos de pulpa, papel y cartón	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	14.900	0	0	0	0	0	14.900
402	06	06	00	Combustibles y lubricantes	14.900	0	0	0	0	0	14.900
402	10	00	00	Productos varios y útiles diversos	40.000	0	0	0	0	0	40.000
402	10	13	00	Materiales fotográficos	40.000	0	0	0	0	0	40.000
402	99	00	00	Otros materiales y suministros	230.000	0	0	0	0	0	230.000
402	99	01	00	Otros materiales y suministros	230.000	0	0	0	0	0	230.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.171.884**	**0**	**0**	**0**	**0**	**0**	**1.171.884**
403	02	00	00	Alquileres de maquinaria y equipos	118.000	0	0	0	0	0	118.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	45.000	0	0	0	0	0	45.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	63.000	0	0	0	0	0	63.000
403	06	00	00	Servicios de transporte y almacenaje	15.500	0	0	0	0	0	15.500
403	06	01	00	Fletes y embalajes	14.000	0	0	0	0	0	14.000
403	06	03	00	Estacionamiento	1.500	0	0	0	0	0	1.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	206.552	0	0	0	0	0	206.552
403	07	02	00	Imprenta y reproducción	202.500	0	0	0	0	0	202.500
403	07	04	00	Avisos	4.052	0	0	0	0	0	4.052
403	09	00	00	Viáticos y pasajes	365.500	0	0	0	0	0	365.500
403	09	01	00	Viáticos y pasajes dentro del pais	365.500	0	0	0	0	0	365.500
403	10	00	00	Servicios profesionales y técnicos	185.500	0	0	0	0	0	185.500
403	10	09	00	Servicios de lavandería y tintorería	5.250	0	0	0	0	0	5.250
403	10	10	00	Servicios de vigilancia	5.250	0	0	0	0	0	5.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117810 590073000 IMPLANTACIÓN DE LOS COMITÉS DE SEGURIDAD Y CONTRALORÍA SOCIAL EN EL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: IMPLANTAR 24 COMITÉS DE SEGURIDAD Y CONTRALORÍA SOCIAL EN EL SISTEMA ELÉCTRICO NACIONAL, MEDIANTE LA PARTICIPACIÓN DE LAS COMUNIDADES ORGANIZADAS A FIN DE RESGUARDAR LAS INSTALACIONES DEL SECTOR

UNIDAD DE MEDIDA: COMITÉ **META:** 24

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	175.000	0	0	0	0	0	175.000
403	18	00	00	Impuestos indirectos	276.084	0	0	0	0	0	276.084
403	18	01	00	Impuesto al valor agregado	276.084	0	0	0	0	0	276.084
403	99	00	00	Otros servicios no personales	4.748	0	0	0	0	0	4.748
403	99	01	00	Otros servicios no personales	4.748	0	0	0	0	0	4.748
404	**00**	**00**	**00**	**Activos reales**	**290.000**	**0**	**0**	**0**	**0**	**0**	**290.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	0	40.000
404	09	02	00	Equipos de computación	40.000	0	0	0	0	0	40.000
404	99	00	00	Otros activos reales	250.000	0	0	0	0	0	250.000
404	99	01	00	Otros activos reales	250.000	0	0	0	0	0	250.000
				Totales	**2.576.784**	**0**	**0**	**0**	**0**	**0**	**2.576.784**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117810 590073000 IMPLANTACIÓN DE LOS COMITÉS DE SEGURIDAD Y CONTRALORÍA SOCIAL EN EL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: IMPLANTAR 24 COMITÉS DE SEGURIDAD Y CONTRALORÍA SOCIAL EN EL SISTEMA ELÉCTRICO NACIONAL, MEDIANTE LA PARTICIPACIÓN DE LAS COMUNIDADES ORGANIZADAS A FIN DE RESGUARDAR LAS INSTALACIONES DEL SECTOR

UNIDAD DE MEDIDA: COMITÉ **META:** 24

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117810 590073000 IMPLANTACIÓN DE LOS COMITÉS DE SEGURIDAD Y CONTRALORÍA SOCIAL EN EL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: IMPLANTAR 24 COMITÉS DE SEGURIDAD Y CONTRALORÍA SOCIAL EN EL SISTEMA ELÉCTRICO NACIONAL, MEDIANTE LA PARTICIPACIÓN DE LAS COMUNIDADES ORGANIZADAS A FIN DE RESGUARDAR LAS INSTALACIONES DEL SECTOR

UNIDAD DE MEDIDA: COMITÉ **META:** 24

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590073001 ESTABLECIMIENTO DE ALIANZAS CON EL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS, MEDIANTE LA CONFORMACIÓN DE MESAS DE TRABAJO CON PARTICIPACIÓN DE LOS CONSEJOS COMUNALES, PARA EL ADIESTRAMIENTO Y CONFORMACIÓN DE LOS COMITÉS DE SEGURIDAD Y CONTRALORÍA SOCIAL EN EL SEN.

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**768.000**	**0**	**0**	**0**	**0**	**0**	**768.000**
402	03	00	00	Textiles y vestuarios	505.000	0	0	0	0	0	505.000
402	03	02	00	Prendas de vestir	505.000	0	0	0	0	0	505.000
402	05	00	00	Productos de papel, cartón e impresos	250.000	0	0	0	0	0	250.000
402	05	05	00	Material de enseñanza	250.000	0	0	0	0	0	250.000
402	06	00	00	Productos químicos y derivados	13.000	0	0	0	0	0	13.000
402	06	06	00	Combustibles y lubricantes	13.000	0	0	0	0	0	13.000
403	**00**	**00**	**00**	**Servicios no personales**	**502.440**	**0**	**0**	**0**	**0**	**0**	**502.440**
403	02	00	00	Alquileres de maquinaria y equipos	108.000	0	0	0	0	0	108.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	45.000	0	0	0	0	0	45.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	63.000	0	0	0	0	0	63.000
403	06	00	00	Servicios de transporte y almacenaje	14.000	0	0	0	0	0	14.000
403	06	01	00	Fletes y embalajes	14.000	0	0	0	0	0	14.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	67.500	0	0	0	0	0	67.500
403	07	02	00	Imprenta y reproducción	67.500	0	0	0	0	0	67.500
403	09	00	00	Viáticos y pasajes	67.000	0	0	0	0	0	67.000
403	09	01	00	Viáticos y pasajes dentro del país	67.000	0	0	0	0	0	67.000
403	10	00	00	Servicios profesionales y técnicos	78.750	0	0	0	0	0	78.750
403	10	10	00	Servicios de vigilancia	3.750	0	0	0	0	0	3.750
403	10	99	00	Otros servicios profesionales y técnicos	75.000	0	0	0	0	0	75.000
403	18	00	00	Impuestos indirectos	167.190	0	0	0	0	0	167.190
403	18	01	00	Impuesto al valor agregado	167.190	0	0	0	0	0	167.190
404	**00**	**00**	**00**	**Activos reales**	**290.000**	**0**	**0**	**0**	**0**	**0**	**290.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117810 590073000 IMPLANTACIÓN DE LOS COMITÉS DE SEGURIDAD Y CONTRALORÍA SOCIAL EN EL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: IMPLANTAR 24 COMITÉS DE SEGURIDAD Y CONTRALORÍA SOCIAL EN EL SISTEMA ELÉCTRICO NACIONAL, MEDIANTE LA PARTICIPACIÓN DE LAS COMUNIDADES ORGANIZADAS A FIN DE RESGUARDAR LAS INSTALACIONES DEL SECTOR

UNIDAD DE MEDIDA: COMITÉ **META:** 24

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590073001 ESTABLECIMIENTO DE ALIANZAS CON EL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS, MEDIANTE LA CONFORMACIÓN DE MESAS DE TRABAJO CON PARTICIPACIÓN DE LOS CONSEJOS COMUNALES, PARA EL ADIESTRAMIENTO Y CONFORMACIÓN DE LOS COMITÉS DE SEGURIDAD Y CONTRALORÍA SOCIAL EN EL SEN.

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	0	40.000
404	09	02	00	Equipos de computación	40.000	0	0	0	0	0	40.000
404	99	00	00	Otros activos reales	250.000	0	0	0	0	0	250.000
404	99	01	00	Otros activos reales	250.000	0	0	0	0	0	250.000
				Totales	**1.560.440**	**0**	**0**	**0**	**0**	0	**1.560.440**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117810 590073000 IMPLANTACIÓN DE LOS COMITÉS DE SEGURIDAD Y CONTRALORÍA SOCIAL EN EL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: IMPLANTAR 24 COMITÉS DE SEGURIDAD Y CONTRALORÍA SOCIAL EN EL SISTEMA ELÉCTRICO NACIONAL, MEDIANTE LA PARTICIPACIÓN DE LAS COMUNIDADES ORGANIZADAS A FIN DE RESGUARDAR LAS INSTALACIONES DEL SECTOR

UNIDAD DE MEDIDA: COMITÉ **META:** 24

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590073002 INCREMENTO DEL RESGUARDO Y LA CUSTODIA DE LAS INSTALACIONES DEL SEN, MEDIANTE LA IMPLEMENTACIÓN DE COMITÉS DE SEGURIDAD Y CONTRALORÍA SOCIAL, PARA MITIGAR EVENTOS NO DESEADOS QUE AFECTEN LA CONTINUIDAD DEL SERVICIO ELÉCTRICO.

UNIDAD DE MEDIDA: COMITÉ **META:** 24

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
402	05	00	00	Productos de papel, cartón e impresos	25.000	0	0	0	0	0	25.000
402	05	05	00	Material de enseñanza	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**239.880**	**0**	**0**	**0**	**0**	**0**	**239.880**
403	02	00	00	Alquileres de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	101.500	0	0	0	0	0	101.500
403	10	10	00	Servicios de vigilancia	1.500	0	0	0	0	0	1.500
403	10	99	00	Otros servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	28.380	0	0	0	0	0	28.380
403	18	01	00	Impuesto al valor agregado	28.380	0	0	0	0	0	28.380
				Totales	**264.880**	**0**	**0**	**0**	**0**	**0**	**264.880**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117810 590073000 IMPLANTACIÓN DE LOS COMITÉS DE SEGURIDAD Y CONTRALORÍA SOCIAL EN EL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: IMPLANTAR 24 COMITÉS DE SEGURIDAD Y CONTRALORÍA SOCIAL EN EL SISTEMA ELÉCTRICO NACIONAL, MEDIANTE LA PARTICIPACIÓN DE LAS COMUNIDADES ORGANIZADAS A FIN DE RESGUARDAR LAS INSTALACIONES DEL SECTOR

UNIDAD DE MEDIDA: COMITÉ **META:** 24

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590073003 FISCALIZACIÓN DEL FUNCIONAMIENTO Y LA OPERATIVIDAD DE LOS COMITÉS DE SEGURIDAD Y CONTRALORÍA SOCIAL, MEDIANTE INSPECCIONES REGULARES Y REUNIONES DE TRABAJO, PARA EL RESGUARDO Y CUSTODIA DEL SEN.

UNIDAD DE MEDIDA: INFORME **META:** 9

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**191.900**	**0**	**0**	**0**	**0**	**0**	**191.900**
402	06	00	00	Productos químicos y derivados	1.900	0	0	0	0	0	1.900
402	06	06	00	Combustibles y lubricantes	1.900	0	0	0	0	0	1.900
402	10	00	00	Productos varios y útiles diversos	40.000	0	0	0	0	0	40.000
402	10	13	00	Materiales fotográficos	40.000	0	0	0	0	0	40.000
402	99	00	00	Otros materiales y suministros	150.000	0	0	0	0	0	150.000
402	99	01	00	Otros materiales y suministros	150.000	0	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**239.746**	**0**	**0**	**0**	**0**	**0**	**239.746**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000
403	06	03	00	Estacionamiento	1.000	0	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	67.500	0	0	0	0	0	67.500
403	07	02	00	Imprenta y reproducción	67.500	0	0	0	0	0	67.500
403	09	00	00	Viáticos y pasajes	115.000	0	0	0	0	0	115.000
403	09	01	00	Viáticos y pasajes dentro del país	115.000	0	0	0	0	0	115.000
403	10	00	00	Servicios profesionales y técnicos	5.250	0	0	0	0	0	5.250
403	10	09	00	Servicios de lavandería y tintorería	5.250	0	0	0	0	0	5.250
403	18	00	00	Impuestos indirectos	46.248	0	0	0	0	0	46.248
403	18	01	00	Impuesto al valor agregado	46.248	0	0	0	0	0	46.248
403	99	00	00	Otros servicios no personales	4.748	0	0	0	0	0	4.748
403	99	01	00	Otros servicios no personales	4.748	0	0	0	0	0	4.748
				Totales	**431.646**	**0**	**0**	**0**	**0**	**0**	**431.646**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117810 590073000 IMPLANTACIÓN DE LOS COMITÉS DE SEGURIDAD Y CONTRALORÍA SOCIAL EN EL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: IMPLANTAR 24 COMITÉS DE SEGURIDAD Y CONTRALORÍA SOCIAL EN EL SISTEMA ELÉCTRICO NACIONAL, MEDIANTE LA PARTICIPACIÓN DE LAS COMUNIDADES ORGANIZADAS A FIN DE RESGUARDAR LAS INSTALACIONES DEL SECTOR

UNIDAD DE MEDIDA: COMITÉ **META:** 24

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590073004 CAPACITACIÓN DE LOS COMITÉS DE SEGURIDAD Y CONTRALORÍA SOCIAL EN MATERIA DE FORMULACIÓN Y CONTROL DE PROYECTOS COMUNITARIOS, MEDIANTE TALLERES Y ACTIVIDADES DE FORMACIÓN, PARA CONTRIBUIR CON EL MEJORAMIENTO DE LA CALIDAD DE VIDA DEL PODER POPULAR.

UNIDAD DE MEDIDA: TALLER **META:** 9

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**130.000**	**0**	**0**	**0**	**0**	**0**	**130.000**
402	05	00	00	Productos de papel, cartón e impresos	50.000	0	0	0	0	0	50.000
402	05	99	00	Otros productos de pulpa, papel y cartón	50.000	0	0	0	0	0	50.000
402	99	00	00	Otros materiales y suministros	80.000	0	0	0	0	0	80.000
402	99	01	00	Otros materiales y suministros	80.000	0	0	0	0	0	80.000
403	**00**	**00**	**00**	**Servicios no personales**	**189.818**	**0**	**0**	**0**	**0**	**0**	**189.818**
403	06	00	00	Servicios de transporte y almacenaje	500	0	0	0	0	0	500
403	06	03	00	Estacionamiento	500	0	0	0	0	0	500
403	07	00	00	Servicios de información, impresión y relaciones públicas	71.552	0	0	0	0	0	71.552
403	07	02	00	Imprenta y reproducción	67.500	0	0	0	0	0	67.500
403	07	04	00	Avisos	4.052	0	0	0	0	0	4.052
403	09	00	00	Viáticos y pasajes	83.500	0	0	0	0	0	83.500
403	09	01	00	Viáticos y pasajes dentro del país	83.500	0	0	0	0	0	83.500
403	18	00	00	Impuestos indirectos	34.266	0	0	0	0	0	34.266
403	18	01	00	Impuesto al valor agregado	34.266	0	0	0	0	0	34.266
				Totales	**319.818**	**0**	**0**	**0**	**0**	**0**	**319.818**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117048 590074000 MANTENIMIENTO DE LAS INSTALACIONES Y EQUIPOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: MANTENER LOS SISTEMAS DE AIRE ACONDICIONADO, HÍDRICOS, ELÉCTRICOS, DE TRANSPORTE, TRACCIÓN Y ELEVACIÓN DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, EN CONDICIONES ÓPTIMAS DE FUNCIONAMIENTO

UNIDAD DE MEDIDA: SERVICIO **META:** 2.318

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.250.000**	**0**	**0**	**0**	**0**	**0**	**6.250.000**
402	08	00	00	Productos metálicos	2.500.000	0	0	0	0	0	2.500.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.000.000	0	0	0	0	0	2.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	500.000	0	0	0	0	0	500.000
402	10	00	00	Productos varios y útiles diversos	3.750.000	0	0	0	0	0	3.750.000
402	10	11	00	Materiales eléctricos	3.000.000	0	0	0	0	0	3.000.000
402	10	12	00	Materiales para instalaciones sanitarias	750.000	0	0	0	0	0	750.000
403	**00**	**00**	**00**	**Servicios no personales**	**39.938.000**	**0**	**0**	**0**	**0**	**0**	**39.938.000**
403	10	00	00	Servicios profesionales y técnicos	1.200.000	0	0	0	0	0	1.200.000
403	10	99	00	Otros servicios profesionales y técnicos	1.200.000	0	0	0	0	0	1.200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.600.000	0	0	0	0	0	14.600.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.000.000	0	0	0	0	0	2.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	7.900.000	0	0	0	0	0	7.900.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	200.000	0	0	0	0	0	200.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.500.000	0	0	0	0	0	3.500.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.000.000	0	0	0	0	0	1.000.000
403	12	00	00	Conservación y reparaciones menores de obras	12.500.000	0	0	0	0	0	12.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	12.500.000	0	0	0	0	0	12.500.000
403	18	00	00	Impuestos indirectos	7.938.000	0	0	0	0	0	7.938.000
403	18	01	00	Impuesto al valor agregado	7.938.000	0	0	0	0	0	7.938.000
403	99	00	00	Otros servicios no personales	3.700.000	0	0	0	0	0	3.700.000
403	99	01	00	Otros servicios no personales	3.700.000	0	0	0	0	0	3.700.000
404	**00**	**00**	**00**	**Activos reales**	**27.900.000**	**0**	**0**	**0**	**0**	**0**	**27.900.000**
404	01	00	00	Repuestos y reparaciones mayores	24.900.000	0	0	0	0	0	24.900.000
404	01	01	00	Repuestos mayores	16.700.000	0	0	0	0	0	16.700.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	4.000.000	0	0	0	0	0	4.000.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	7.000.000	0	0	0	0	0	7.000.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	4.000.000	0	0	0	0	0	4.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117048 590074000 MANTENIMIENTO DE LAS INSTALACIONES Y EQUIPOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: MANTENER LOS SISTEMAS DE AIRE ACONDICIONADO, HÍDRICOS, ELÉCTRICOS, DE TRANSPORTE, TRACCIÓN Y ELEVACIÓN DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, EN CONDICIONES ÓPTIMAS DE FUNCIONAMIENTO

UNIDAD DE MEDIDA: SERVICIO **META:** 2.318

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	1.700.000	0	0	0	0	0	1.700.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	8.200.000	0	0	0	0	0	8.200.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	5.000.000	0	0	0	0	0	5.000.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	2.500.000	0	0	0	0	0	2.500.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	700.000	0	0	0	0	0	700.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.000.000	0	0	0	0	0	3.000.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	3.000.000	0	0	0	0	0	3.000.000
				Totales	**74.088.000**	**0**	**0**	**0**	**0**	**0**	**74.088.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117048 590074000 MANTENIMIENTO DE LAS INSTALACIONES Y EQUIPOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: MANTENER LOS SISTEMAS DE AIRE ACONDICIONADO, HÍDRICOS, ELÉCTRICOS, DE TRANSPORTE, TRACCIÓN Y ELEVACIÓN DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, EN CONDICIONES ÓPTIMAS DE FUNCIONAMIENTO

UNIDAD DE MEDIDA: SERVICIO **META:** 2.318

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117048 590074000 MANTENIMIENTO DE LAS INSTALACIONES Y EQUIPOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: MANTENER LOS SISTEMAS DE AIRE ACONDICIONADO, HÍDRICOS, ELÉCTRICOS, DE TRANSPORTE, TRACCIÓN Y ELEVACIÓN DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, EN CONDICIONES ÓPTIMAS DE FUNCIONAMIENTO

UNIDAD DE MEDIDA: SERVICIO **META:** 2.318

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590074001 EJECUCIÓN DEL MANTENIMIENTO PREVENTIVO DE LAS INSTALACIONES Y EQUIPOS DEL MPPEE

UNIDAD DE MEDIDA: SERVICIO **META:** 2.318

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.250.000**	**0**	**0**	**0**	**0**	**0**	**6.250.000**
402	08	00	00	Productos metálicos	2.500.000	0	0	0	0	0	2.500.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.000.000	0	0	0	0	0	2.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	500.000	0	0	0	0	0	500.000
402	10	00	00	Productos varios y útiles diversos	3.750.000	0	0	0	0	0	3.750.000
402	10	11	00	Materiales eléctricos	3.000.000	0	0	0	0	0	3.000.000
402	10	12	00	Materiales para instalaciones sanitarias	750.000	0	0	0	0	0	750.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.278.000**	**0**	**0**	**0**	**0**	**0**	**25.278.000**
403	10	00	00	Servicios profesionales y técnicos	600.000	0	0	0	0	0	600.000
403	10	99	00	Otros servicios profesionales y técnicos	600.000	0	0	0	0	0	600.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.600.000	0	0	0	0	0	10.600.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.000.000	0	0	0	0	0	2.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.400.000	0	0	0	0	0	5.400.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	200.000	0	0	0	0	0	200.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.000.000	0	0	0	0	0	2.000.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.000.000	0	0	0	0	0	1.000.000
403	12	00	00	Conservación y reparaciones menores de obras	9.000.000	0	0	0	0	0	9.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	9.000.000	0	0	0	0	0	9.000.000
403	18	00	00	Impuestos indirectos	3.378.000	0	0	0	0	0	3.378.000
403	18	01	00	Impuesto al valor agregado	3.378.000	0	0	0	0	0	3.378.000
403	99	00	00	Otros servicios no personales	1.700.000	0	0	0	0	0	1.700.000
403	99	01	00	Otros servicios no personales	1.700.000	0	0	0	0	0	1.700.000
				Totales	**31.528.000**	**0**	**0**	**0**	**0**	**0**	**31.528.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117048 590074000 MANTENIMIENTO DE LAS INSTALACIONES Y EQUIPOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: MANTENER LOS SISTEMAS DE AIRE ACONDICIONADO, HÍDRICOS, ELÉCTRICOS, DE TRANSPORTE, TRACCIÓN Y ELEVACIÓN DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, EN CONDICIONES ÓPTIMAS DE FUNCIONAMIENTO

UNIDAD DE MEDIDA: SERVICIO **META:** 2.318

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590074002 EJECUCIÓN DEL MANTENIMIENTO CORRECTIVO DE LAS INSTALACIONES Y EQUIPOS DEL MPPEE

UNIDAD DE MEDIDA: SERVICIO **META:** 2.318

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**14.660.000**	**0**	**0**	0	**0**	0	**14.660.000**
403	10	00	00	Servicios profesionales y técnicos	600.000	0	0	0	0	0	600.000
403	10	99	00	Otros servicios profesionales y técnicos	600.000	0	0	0	0	0	600.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.000.000	0	0	0	0	0	4.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.500.000	0	0	0	0	0	2.500.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.500.000	0	0	0	0	0	1.500.000
403	12	00	00	Conservación y reparaciones menores de obras	3.500.000	0	0	0	0	0	3.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.500.000	0	0	0	0	0	3.500.000
403	18	00	00	Impuestos indirectos	4.560.000	0	0	0	0	0	4.560.000
403	18	01	00	Impuesto al valor agregado	4.560.000	0	0	0	0	0	4.560.000
403	99	00	00	Otros servicios no personales	2.000.000	0	0	0	0	0	2.000.000
403	99	01	00	Otros servicios no personales	2.000.000	0	0	0	0	0	2.000.000
404	**00**	**00**	**00**	**Activos reales**	**27.900.000**	**0**	**0**	0	**0**	0	**27.900.000**
404	01	00	00	Repuestos y reparaciones mayores	24.900.000	0	0	0	0	0	24.900.000
404	01	01	00	Repuestos mayores	16.700.000	0	0	0	0	0	16.700.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	4.000.000	0	0	0	0	0	4.000.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	7.000.000	0	0	0	0	0	7.000.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	4.000.000	0	0	0	0	0	4.000.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	1.700.000	0	0	0	0	0	1.700.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	8.200.000	0	0	0	0	0	8.200.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	5.000.000	0	0	0	0	0	5.000.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	2.500.000	0	0	0	0	0	2.500.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	700.000	0	0	0	0	0	700.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117048 590074000 MANTENIMIENTO DE LAS INSTALACIONES Y EQUIPOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: MANTENER LOS SISTEMAS DE AIRE ACONDICIONADO, HÍDRICOS, ELÉCTRICOS, DE TRANSPORTE, TRACCIÓN Y ELEVACIÓN DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, EN CONDICIONES ÓPTIMAS DE FUNCIONAMIENTO

UNIDAD DE MEDIDA: SERVICIO **META:** 2.318

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590074002 EJECUCIÓN DEL MANTENIMIENTO CORRECTIVO DE LAS INSTALACIONES Y EQUIPOS DEL MPPEE

UNIDAD DE MEDIDA: SERVICIO **META:** 2.318

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.000.000	0	0	0	0	0	3.000.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	3.000.000	0	0	0	0	0	3.000.000
				Totales	**42.560.000**	0	0	0	0	0	**42.560.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117795 590075000 DISEÑO, CONSTRUCCIÓN E IMPLEMENTACIÓN DEL SISTEMA DE INFORMACIÓN ESTADÍSTICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA-FASE III

OBJETIVO DEL PROYECTO: INTEGRAR LA INFORMACIÓN ESTADÍSTICA GENERADA POR LAS ACTIVIDADES DEL SECTOR, EN SU TERCERA FASE, TANTO DESDE EL PUNTO DE VISTA OPERATIVO COMO COMERCIAL E INSTITUCIONAL, A TRAVÉS DE DISEÑAR, CONSTRUIR E IMPLEMENTAR EL SISTEMA DE INFORMACIÓN ESTADÍSTICA DEL MPPEE

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.000**	**0**	**0**	**0**	**0**	**0**	**12.000**
402	01	00	00	Productos alimenticios y agropecuarios	12.000	0	0	0	0	0	12.000
402	01	01	00	Alimentos y bebidas para personas	12.000	0	0	0	0	0	12.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.321.440**	**0**	**0**	**0**	**0**	**0**	**1.321.440**
403	10	00	00	Servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	321.440	0	0	0	0	0	321.440
403	18	01	00	Impuesto al valor agregado	321.440	0	0	0	0	0	321.440
404	**00**	**00**	**00**	**Activos reales**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.000.000	0	0	0	0	0	2.000.000
404	09	02	00	Equipos de computación	2.000.000	0	0	0	0	0	2.000.000
				Totales	**3.333.440**	**0**	**0**	**0**	**0**	**0**	**3.333.440**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117795 590075000 DISEÑO, CONSTRUCCIÓN E IMPLEMENTACIÓN DEL SISTEMA DE INFORMACIÓN ESTADÍSTICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA-FASE III

OBJETIVO DEL PROYECTO: INTEGRAR LA INFORMACIÓN ESTADÍSTICA GENERADA POR LAS ACTIVIDADES DEL SECTOR, EN SU TERCERA FASE, TANTO DESDE EL PUNTO DE VISTA OPERATIVO COMO COMERCIAL E INSTITUCIONAL, A TRAVÉS DE DISEÑAR, CONSTRUIR E IMPLEMENTAR EL SISTEMA DE INFORMACIÓN ESTADÍSTICA DEL MPPEE

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117795 590075000 DISEÑO, CONSTRUCCIÓN E IMPLEMENTACIÓN DEL SISTEMA DE INFORMACIÓN ESTADÍSTICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA-FASE III

OBJETIVO DEL PROYECTO: INTEGRAR LA INFORMACIÓN ESTADÍSTICA GENERADA POR LAS ACTIVIDADES DEL SECTOR, EN SU TERCERA FASE, TANTO DESDE EL PUNTO DE VISTA OPERATIVO COMO COMERCIAL E INSTITUCIONAL, A TRAVÉS DE DISEÑAR, CONSTRUIR E IMPLEMENTAR EL SISTEMA DE INFORMACIÓN ESTADÍSTICA DEL MPPEE

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590075001 MEJORA DE LA CONCEPTUALIZACIÓN Y DEFINICIÓN DE LOS INDICADORES QUE CONFORMARÁN EL SISTEMA DE INFORMACIÓN

UNIDAD DE MEDIDA: DISEÑO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.000**	**0**	**0**	**0**	**0**	0	**12.000**
402	01	00	00	Productos alimenticios y agropecuarios	12.000	0	0	0	0	0	12.000
402	01	01	00	Alimentos y bebidas para personas	12.000	0	0	0	0	0	12.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.081.440**	**0**	**0**	**0**	**0**	0	**1.081.440**
403	10	00	00	Servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	81.440	0	0	0	0	0	81.440
403	18	01	00	Impuesto al valor agregado	81.440	0	0	0	0	0	81.440
				Totales	**1.093.440**	**0**	**0**	**0**	**0**	0	**1.093.440**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117795 590075000 DISEÑO, CONSTRUCCIÓN E IMPLEMENTACIÓN DEL SISTEMA DE INFORMACIÓN ESTADÍSTICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA-FASE III

OBJETIVO DEL PROYECTO: INTEGRAR LA INFORMACIÓN ESTADÍSTICA GENERADA POR LAS ACTIVIDADES DEL SECTOR, EN SU TERCERA FASE, TANTO DESDE EL PUNTO DE VISTA OPERATIVO COMO COMERCIAL E INSTITUCIONAL, A TRAVÉS DE DISEÑAR, CONSTRUIR E IMPLEMENTAR EL SISTEMA DE INFORMACIÓN ESTADÍSTICA DEL MPPEE

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590075002 IMPLEMENTACIÓN DEL SISTEMA DE INFORMACIÓN

UNIDAD DE MEDIDA: IMPLANTACIÓN **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**240.000**	**0**	0	0	0	0	**240.000**
403	18	00	00	Impuestos indirectos	240.000	0	0	0	0	0	240.000
403	18	01	00	Impuesto al valor agregado	240.000	0	0	0	0	0	240.000
404	**00**	**00**	**00**	**Activos reales**	**2.000.000**	**0**	0	0	0	0	**2.000.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.000.000	0	0	0	0	0	2.000.000
404	09	02	00	Equipos de computación	2.000.000	0	0	0	0	0	2.000.000
				Totales	**2.240.000**	**0**	0	0	0	0	2.240.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117064 590076000 DISEÑO, ELABORACIÓN, PUBLICACIÓN Y DISTRIBUCIÓN DEL ANUARIO ESTADÍSTICO DEL SECTOR ELÉCTRICO VENEZOLANO

OBJETIVO DEL PROYECTO: COMPENDIAR LAS ESTADÍSTICAS OFICIALES MEDIANTE LA PUBLICACIÓN OFICIAL QUE SATISFAGA LAS NECESIDADES BÁSICAS DE INFORMACIÓN DEL SECTOR ELÉCTRICO VENEZOLANO.

UNIDAD DE MEDIDA: ANUARIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**30.000**	**0**	**0**	**0**	**0**	**0**	**30.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	30.000	0	0	0	0	0	30.000
401	01	18	00	Remuneraciones al personal contratado	30.000	0	0	0	0	0	30.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.000**	**0**	**0**	**0**	**0**	**0**	**26.000**
402	01	00	00	Productos alimenticios y agropecuarios	2.000	0	0	0	0	0	2.000
402	01	01	00	Alimentos y bebidas para personas	2.000	0	0	0	0	0	2.000
402	05	00	00	Productos de papel, cartón e impresos	24.000	0	0	0	0	0	24.000
402	05	04	00	Libros, revistas y periódicos	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**98.320**	**0**	**0**	**0**	**0**	**0**	**98.320**
403	07	00	00	Servicios de información, impresión y relaciones públicas	85.000	0	0	0	0	0	85.000
403	07	02	00	Imprenta y reproducción	85.000	0	0	0	0	0	85.000
403	18	00	00	Impuestos indirectos	13.320	0	0	0	0	0	13.320
403	18	01	00	Impuesto al valor agregado	13.320	0	0	0	0	0	13.320
				Totales	**154.320**	**0**	**0**	**0**	**0**	**0**	**154.320**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117064 590076000 DISEÑO, ELABORACIÓN, PUBLICACIÓN Y DISTRIBUCIÓN DEL ANUARIO ESTADÍSTICO DEL SECTOR ELÉCTRICO VENEZOLANO

OBJETIVO DEL PROYECTO: COMPENDIAR LAS ESTADÍSTICAS OFICIALES MEDIANTE LA PUBLICACIÓN OFICIAL QUE SATISFAGA LAS NECESIDADES BÁSICAS DE INFORMACIÓN DEL SECTOR ELÉCTRICO VENEZOLANO.

UNIDAD DE MEDIDA: ANUARIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117064 590076000 DISEÑO, ELABORACIÓN, PUBLICACIÓN Y DISTRIBUCIÓN DEL ANUARIO ESTADÍSTICO DEL SECTOR ELÉCTRICO VENEZOLANO

OBJETIVO DEL PROYECTO: COMPENDIAR LAS ESTADÍSTICAS OFICIALES MEDIANTE LA PUBLICACIÓN OFICIAL QUE SATISFAGA LAS NECESIDADES BÁSICAS DE INFORMACIÓN DEL SECTOR ELÉCTRICO VENEZOLANO.

UNIDAD DE MEDIDA: ANUARIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590076001 MEJORA Y ACTUALIZACIÓN DE LA METODOLOGÍA, CONCEPTUALIZACIÓN Y BASE DE DATOS DE INDICADORES DEL ANUARIO

UNIDAD DE MEDIDA: DISEÑO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE / OPPO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.000**	**0**	**0**	**0**	**0**	0	**26.000**
402	01	00	00	Productos alimenticios y agropecuarios	2.000	0	0	0	0	0	2.000
402	01	01	00	Alimentos y bebidas para personas	2.000	0	0	0	0	0	2.000
402	05	00	00	Productos de papel, cartón e impresos	24.000	0	0	0	0	0	24.000
402	05	04	00	Libros, revistas y periódicos	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.120**	**0**	**0**	**0**	**0**	0	**3.120**
403	18	00	00	Impuestos indirectos	3.120	0	0	0	0	0	3.120
403	18	01	00	Impuesto al valor agregado	3.120	0	0	0	0	0	3.120
				Totales	**29.120**	**0**	**0**	**0**	**0**	0	**29.120**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117064 590076000 DISEÑO, ELABORACIÓN, PUBLICACIÓN Y DISTRIBUCIÓN DEL ANUARIO ESTADÍSTICO DEL SECTOR ELÉCTRICO VENEZOLANO

OBJETIVO DEL PROYECTO: COMPENDIAR LAS ESTADÍSTICAS OFICIALES MEDIANTE LA PUBLICACIÓN OFICIAL QUE SATISFAGA LAS NECESIDADES BÁSICAS DE INFORMACIÓN DEL SECTOR ELÉCTRICO VENEZOLANO.

UNIDAD DE MEDIDA: ANUARIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590076002 DISEÑO, DIAGRAMACIÓN Y ARTE FINAL DEL ANUARIO

UNIDAD DE MEDIDA: DISEÑO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE/ OPPO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**30.000**	**0**	**0**	**0**	**0**	**0**	**30.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	30.000	0	0	0	0	0	30.000
401	01	18	00	Remuneraciones al personal contratado	30.000	0	0	0	0	0	30.000
				Totales	**30.000**	**0**	**0**	**0**	**0**	**0**	**30.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117064 590076000 DISEÑO, ELABORACIÓN, PUBLICACIÓN Y DISTRIBUCIÓN DEL ANUARIO ESTADÍSTICO DEL SECTOR ELÉCTRICO VENEZOLANO

OBJETIVO DEL PROYECTO: COMPENDIAR LAS ESTADÍSTICAS OFICIALES MEDIANTE LA PUBLICACIÓN OFICIAL QUE SATISFAGA LAS NECESIDADES BÁSICAS DE INFORMACIÓN DEL SECTOR ELÉCTRICO VENEZOLANO.

UNIDAD DE MEDIDA: ANUARIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590076003 IMPRESIÓN, ENCUADERNACIÓN, DIGITALIZACIÓN Y DISTRIBUCIÓN

UNIDAD DE MEDIDA: IMPRESIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: MPPEE/OPPO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**95.200**	**0**	**0**	**0**	**0**	0	**95.200**
403	07	00	00	Servicios de información, impresión y relaciones públicas	85.000	0	0	0	0	0	85.000
403	07	02	00	Imprenta y reproducción	85.000	0	0	0	0	0	85.000
403	18	00	00	Impuestos indirectos	10.200	0	0	0	0	0	10.200
403	18	01	00	Impuesto al valor agregado	10.200	0	0	0	0	0	10.200
				Totales	**95.200**	**0**	**0**	**0**	**0**	0	**95.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117188 590077000 ACTUALIZACIÓN TECNOLÓGICA DE LOS DESPACHOS DE CARGA DEL CENTRO NACIONAL DE DESPACHOS

OBJETIVO DEL PROYECTO: MANTENER EL ÓPTIMO DESEMPEÑO DE LOS DESPACHOS DE CARGA A NIVEL NACIONAL, MEDIANTE LA MODERNIZACIÓN FÍSICA Y LA ACTUALIZACIÓN TECNOLÓGICA DE LOS DESPACHOS DE CARGA, OFRECIENDO ASÍ, LAS MEJORES INSTALACIONES Y LA MÁS ALTA TECNOLOGÍA QUE PERMITA A LOS DESPACHADORES REALIZAR SU TRABAJO CON LA MÁXIMA PRECISIÓN Y SEGURIDAD

UNIDAD DE MEDIDA: ACTUALIZACIÓN **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**24.059.684**	**0**	**0**	**0**	**0**	**0**	**24.059.684**
403	18	00	00	Impuestos indirectos	24.059.684	0	0	0	0	0	24.059.684
403	18	01	00	Impuesto al valor agregado	24.059.684	0	0	0	0	0	24.059.684
404	**00**	**00**	**00**	**Activos reales**	**200.497.378**	**0**	**0**	**0**	**0**	**0**	**200.497.378**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	200.497.378	0	0	0	0	0	200.497.378
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	200.497.378	0	0	0	0	0	200.497.378
				Totales	**224.557.062**	**0**	**0**	**0**	**0**	**0**	**224.557.062**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117188 590077000 ACTUALIZACIÓN TECNOLÓGICA DE LOS DESPACHOS DE CARGA DEL CENTRO NACIONAL DE DESPACHOS

OBJETIVO DEL PROYECTO: MANTENER EL ÓPTIMO DESEMPEÑO DE LOS DESPACHOS DE CARGA A NIVEL NACIONAL, MEDIANTE LA MODERNIZACIÓN FÍSICA Y LA ACTUALIZACIÓN TECNOLÓGICA DE LOS DESPACHOS DE CARGA, OFRECIENDO ASÍ, LAS MEJORES INSTALACIONES Y LA MÁS ALTA TECNOLOGÍA QUE PERMITA A LOS DESPACHADORES REALIZAR SU TRABAJO CON LA MÁXIMA PRECISIÓN Y SEGURIDAD

UNIDAD DE MEDIDA: ACTUALIZACIÓN **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117188 590077000 ACTUALIZACIÓN TECNOLÓGICA DE LOS DESPACHOS DE CARGA DEL CENTRO NACIONAL DE DESPACHOS

OBJETIVO DEL PROYECTO: MANTENER EL ÓPTIMO DESEMPEÑO DE LOS DESPACHOS DE CARGA A NIVEL NACIONAL, MEDIANTE LA MODERNIZACIÓN FÍSICA Y LA ACTUALIZACIÓN TECNOLÓGICA DE LOS DESPACHOS DE CARGA, OFRECIENDO ASÍ, LAS MEJORES INSTALACIONES Y LA MÁS ALTA TECNOLOGÍA QUE PERMITA A LOS DESPACHADORES REALIZAR SU TRABAJO CON LA MÁXIMA PRECISIÓN Y SEGURIDAD

UNIDAD DE MEDIDA: ACTUALIZACIÓN **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590077001 PROCURA EQUIPOS Y PROGRAMAS

UNIDAD DE MEDIDA: EQUIPO **META:** 9

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**14.435.811**	**0**	**0**	**0**	**0**	0	**14.435.811**
403	18	00	00	Impuestos indirectos	14.435.811	0	0	0	0	0	14.435.811
403	18	01	00	Impuesto al valor agregado	14.435.811	0	0	0	0	0	14.435.811
404	**00**	**00**	**00**	**Activos reales**	**120.298.426**	**0**	**0**	**0**	**0**	0	**120.298.426**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	120.298.426	0	0	0	0	0	120.298.426
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	120.298.426	0	0	0	0	0	120.298.426
				Totales	**134.734.237**	**0**	**0**	**0**	**0**	0	**134.734.237**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117188 590077000 ACTUALIZACIÓN TECNOLÓGICA DE LOS DESPACHOS DE CARGA DEL CENTRO NACIONAL DE DESPACHOS

OBJETIVO DEL PROYECTO: MANTENER EL ÓPTIMO DESEMPEÑO DE LOS DESPACHOS DE CARGA A NIVEL NACIONAL, MEDIANTE LA MODERNIZACIÓN FÍSICA Y LA ACTUALIZACIÓN TECNOLÓGICA DE LOS DESPACHOS DE CARGA, OFRECIENDO ASÍ, LAS MEJORES INSTALACIONES Y LA MÁS ALTA TECNOLOGÍA QUE PERMITA A LOS DESPACHADORES REALIZAR SU TRABAJO CON LA MÁXIMA PRECISIÓN Y SEGURIDAD

UNIDAD DE MEDIDA: ACTUALIZACIÓN **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590077002 INTEGRACIÓN DE EQUIPOS Y PROGRAMAS

UNIDAD DE MEDIDA: EQUIPO ACTUALIZADO Y MANTENIDO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.811.937**	**0**	**0**	**0**	**0**	0	**4.811.937**
403	18	00	00	Impuestos indirectos	4.811.937	0	0	0	0	0	4.811.937
403	18	01	00	Impuesto al valor agregado	4.811.937	0	0	0	0	0	4.811.937
404	**00**	**00**	**00**	**Activos reales**	**40.099.476**	**0**	**0**	**0**	**0**	0	**40.099.476**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	40.099.476	0	0	0	0	0	40.099.476
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	40.099.476	0	0	0	0	0	40.099.476
				Totales	**44.911.413**	**0**	**0**	**0**	**0**	0	**44.911.413**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117188 590077000 ACTUALIZACIÓN TECNOLÓGICA DE LOS DESPACHOS DE CARGA DEL CENTRO NACIONAL DE DESPACHOS

OBJETIVO DEL PROYECTO: MANTENER EL ÓPTIMO DESEMPEÑO DE LOS DESPACHOS DE CARGA A NIVEL NACIONAL, MEDIANTE LA MODERNIZACIÓN FÍSICA Y LA ACTUALIZACIÓN TECNOLÓGICA DE LOS DESPACHOS DE CARGA, OFRECIENDO ASÍ, LAS MEJORES INSTALACIONES Y LA MÁS ALTA TECNOLOGÍA QUE PERMITA A LOS DESPACHADORES REALIZAR SU TRABAJO CON LA MÁXIMA PRECISIÓN Y SEGURIDAD

UNIDAD DE MEDIDA: ACTUALIZACIÓN **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590077003 PRUEBAS

UNIDAD DE MEDIDA: ESTUDIO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.405.968**	**0**	**0**	**0**	**0**	0	**2.405.968**
403	18	00	00	Impuestos indirectos	2.405.968	0	0	0	0	0	2.405.968
403	18	01	00	Impuesto al valor agregado	2.405.968	0	0	0	0	0	2.405.968
404	**00**	**00**	**00**	**Activos reales**	**20.049.738**	**0**	**0**	**0**	**0**	0	**20.049.738**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	20.049.738	0	0	0	0	0	20.049.738
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	20.049.738	0	0	0	0	0	20.049.738
				Totales	**22.455.706**	**0**	**0**	**0**	**0**	0	**22.455.706**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117188 590077000 ACTUALIZACIÓN TECNOLÓGICA DE LOS DESPACHOS DE CARGA DEL CENTRO NACIONAL DE DESPACHOS

OBJETIVO DEL PROYECTO: MANTENER EL ÓPTIMO DESEMPEÑO DE LOS DESPACHOS DE CARGA A NIVEL NACIONAL, MEDIANTE LA MODERNIZACIÓN FÍSICA Y LA ACTUALIZACIÓN TECNOLÓGICA DE LOS DESPACHOS DE CARGA, OFRECIENDO ASÍ, LAS MEJORES INSTALACIONES Y LA MÁS ALTA TECNOLOGÍA QUE PERMITA A LOS DESPACHADORES REALIZAR SU TRABAJO CON LA MÁXIMA PRECISIÓN Y SEGURIDAD

UNIDAD DE MEDIDA: ACTUALIZACIÓN **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590077004 PUESTA EN PRODUCTIVO DE LOS EQUIPOS Y PROGRAMAS

UNIDAD DE MEDIDA: PROYECTO Y ACCIÓN EJECUTADO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.405.968**	**0**	**0**	**0**	**0**	**0**	**2.405.968**
403	18	00	00	Impuestos indirectos	2.405.968	0	0	0	0	0	2.405.968
403	18	01	00	Impuesto al valor agregado	2.405.968	0	0	0	0	0	2.405.968
404	**00**	**00**	**00**	**Activos reales**	**20.049.738**	**0**	**0**	**0**	**0**	**0**	**20.049.738**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	20.049.738	0	0	0	0	0	20.049.738
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	20.049.738	0	0	0	0	0	20.049.738
				Totales	**22.455.706**	**0**	**0**	**0**	**0**	**0**	**22.455.706**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117121 590078000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERACIÓN SEGURA Y CONFIABLE DEL SISTEMA ELÉCTRICO NACIONAL, SUPERVISANDO, COORDINANDO Y CONTROLANDO EL SISTEMA, A FIN DE OFRECER UN SERVICIO CONFIABLE Y DE CALIDAD

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.432.197**	**0**	**0**	**0**	**0**	**0**	**11.432.197**
402	01	00	00	Productos alimenticios y agropecuarios	3.333.330	0	0	0	0	0	3.333.330
402	01	01	00	Alimentos y bebidas para personas	3.333.330	0	0	0	0	0	3.333.330
402	04	00	00	Productos de cuero y caucho	433.330	0	0	0	0	0	433.330
402	04	03	00	Cauchos y tripas para vehículos	433.330	0	0	0	0	0	433.330
402	05	00	00	Productos de papel, cartón e impresos	1.416.660	0	0	0	0	0	1.416.660
402	05	01	00	Pulpa de madera, papel y cartón	583.330	0	0	0	0	0	583.330
402	05	02	00	Envases y cajas de papel y cartón	166.670	0	0	0	0	0	166.670
402	05	03	00	Productos de papel y cartón para oficina	333.330	0	0	0	0	0	333.330
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	333.330	0	0	0	0	0	333.330
402	06	00	00	Productos químicos y derivados	608.330	0	0	0	0	0	608.330
402	06	02	00	Abonos, plaguicidas y otros	33.330	0	0	0	0	0	33.330
402	06	03	00	Tintas, pinturas y colorantes	166.670	0	0	0	0	0	166.670
402	06	04	00	Productos farmacéuticos y medicamentos	83.330	0	0	0	0	0	83.330
402	06	06	00	Combustibles y lubricantes	25.000	0	0	0	0	0	25.000
402	06	08	00	Productos plásticos	300.000	0	0	0	0	0	300.000
402	08	00	00	Productos metálicos	833.340	0	0	0	0	0	833.340
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	666.670	0	0	0	0	0	666.670
402	08	07	00	Material de señalamiento	50.000	0	0	0	0	0	50.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	50.000	0	0	0	0	0	50.000
402	08	10	00	Repuestos y accesorios para otros equipos	66.670	0	0	0	0	0	66.670
402	10	00	00	Productos varios y útiles diversos	4.807.207	0	0	0	0	0	4.807.207
402	10	01	00	Artículos de deporte, recreación y juguetes	83.330	0	0	0	0	0	83.330
402	10	02	00	Materiales y útiles de limpieza y aseo	500.000	0	0	0	0	0	500.000
402	10	03	00	Utensilios de cocina y comedor	25.000	0	0	0	0	0	25.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	333.330	0	0	0	0	0	333.330
402	10	06	00	Condecoraciones, ofrendas y similares	25.000	0	0	0	0	0	25.000
402	10	07	00	Productos de seguridad en el trabajo	166.670	0	0	0	0	0	166.670
402	10	08	00	Materiales para equipos de computación	1.438.899	0	0	0	0	0	1.438.899

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117121 590078000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERACIÓN SEGURA Y CONFIABLE DEL SISTEMA ELÉCTRICO NACIONAL, SUPERVISANDO, COORDINANDO Y CONTROLANDO EL SISTEMA, A FIN DE OFRECER UN SERVICIO CONFIABLE Y DE CALIDAD

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	2.000.001	0	0	0	0	0	2.000.001
402	10	12	00	Materiales para instalaciones sanitarias	100.000	0	0	0	0	0	100.000
402	10	99	00	Otros productos y útiles diversos	134.977	0	0	0	0	0	134.977
403	**00**	**00**	**00**	**Servicios no personales**	**28.935.568**	**0**	**0**	**0**	**0**	**0**	**28.935.568**
403	01	00	00	Alquileres de inmuebles	1.333.330	0	0	0	0	0	1.333.330
403	01	01	00	Alquileres de edificios y locales	1.333.330	0	0	0	0	0	1.333.330
403	02	00	00	Alquileres de maquinaria y equipos	500.000	0	0	0	0	0	500.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	500.000	0	0	0	0	0	500.000
403	04	00	00	Servicios básicos	205.330	0	0	0	0	0	205.330
403	04	01	00	Electricidad	140.000	0	0	0	0	0	140.000
403	04	03	00	Agua	21.000	0	0	0	0	0	21.000
403	04	04	00	Teléfonos	23.330	0	0	0	0	0	23.330
403	04	05	00	Servicio de comunicaciones	4.670	0	0	0	0	0	4.670
403	04	06	00	Servicio de aseo urbano y domiciliario	16.330	0	0	0	0	0	16.330
403	06	00	00	Servicios de transporte y almacenaje	378.930	0	0	0	0	0	378.930
403	06	01	00	Fletes y embalajes	333.330	0	0	0	0	0	333.330
403	06	03	00	Estacionamiento	8.330	0	0	0	0	0	8.330
403	06	04	00	Peaje	600	0	0	0	0	0	600
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	36.670	0	0	0	0	0	36.670
403	07	00	00	Servicios de información, impresión y relaciones públicas	330.000	0	0	0	0	0	330.000
403	07	02	00	Imprenta y reproducción	96.670	0	0	0	0	0	96.670
403	07	03	00	Relaciones sociales	233.330	0	0	0	0	0	233.330
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	33.330	0	0	0	0	0	33.330
403	08	02	00	Comisiones y gastos bancarios	33.330	0	0	0	0	0	33.330
403	09	00	00	Viáticos y pasajes	10.466.664	0	0	0	0	0	10.466.664
403	09	01	00	Viáticos y pasajes dentro del país	9.333.330	0	0	0	0	0	9.333.330
403	09	02	00	Viáticos y pasajes fuera del país	1.133.334	0	0	0	0	0	1.133.334
403	10	00	00	Servicios profesionales y técnicos	9.000.000	0	0	0	0	0	9.000.000
403	10	03	00	Servicios de procesamiento de datos	1.333.330	0	0	0	0	0	1.333.330

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117121 590078000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERACIÓN SEGURA Y CONFIABLE DEL SISTEMA ELÉCTRICO NACIONAL, SUPERVISANDO, COORDINANDO Y CONTROLANDO EL SISTEMA, A FIN DE OFRECER UN SERVICIO CONFIABLE Y DE CALIDAD

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	3.000.000	0	0	0	0	0	3.000.000
403	10	99	00	Otros servicios profesionales y técnicos	4.666.670	0	0	0	0	0	4.666.670
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
403	12	00	00	Conservación y reparaciones menores de obras	333.332	0	0	0	0	0	333.332
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	333.332	0	0	0	0	0	333.332
403	13	00	00	Servicios de construcciones temporales	166.666	0	0	0	0	0	166.666
403	13	01	00	Servicios de construcciones temporales	166.666	0	0	0	0	0	166.666
403	18	00	00	Impuestos indirectos	5.333.316	0	0	0	0	0	5.333.316
403	18	01	00	Impuesto al valor agregado	5.333.316	0	0	0	0	0	5.333.316
403	99	00	00	Otros servicios no personales	754.670	0	0	0	0	0	754.670
403	99	01	00	Otros servicios no personales	754.670	0	0	0	0	0	754.670
404	**00**	**00**	**00**	**Activos reales**	**22.293.098**	**0**	**0**	**0**	**0**	**0**	**22.293.098**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	1.027.535	0	0	0	0	0	1.027.535
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	1.027.535	0	0	0	0	0	1.027.535
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	333.334	0	0	0	0	0	333.334
404	03	05	00	Maquinaria y equipos industriales y de taller	333.334	0	0	0	0	0	333.334
404	04	00	00	Equipos de transporte, tracción y elevación	3.332.000	0	0	0	0	0	3.332.000
404	04	01	00	Vehículos automotores terrestres	3.332.000	0	0	0	0	0	3.332.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.333.334	0	0	0	0	0	11.333.334
404	09	01	00	Mobiliario y equipos de oficina	5.000.000	0	0	0	0	0	5.000.000
404	09	02	00	Equipos de computación	3.333.334	0	0	0	0	0	3.333.334
404	09	03	00	Mobiliario y equipos de alojamiento	2.000.000	0	0	0	0	0	2.000.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	0	1.000.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	2.001.335	0	0	0	0	0	2.001.335
404	11	05	00	Adquisición de maquinaria y equipos usados	2.001.335	0	0	0	0	0	2.001.335
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	2.001.335	0	0	0	0	0	2.001.335

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117121 590078000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERACIÓN SEGURA Y CONFIABLE DEL SISTEMA ELÉCTRICO NACIONAL, SUPERVISANDO, COORDINANDO Y CONTROLANDO EL SISTEMA, A FIN DE OFRECER UN SERVICIO CONFIABLE Y DE CALIDAD

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	12	00	00	Activos intangibles	2.000.000	0	0	0	0	0	2.000.000
404	12	04	00	Paquetes y programas de computación	2.000.000	0	0	0	0	0	2.000.000
404	15	00	00	Construcciones del dominio privado	1.000.000	0	0	0	0	0	1.000.000
404	15	05	00	Construcciones de edificaciones para oficina	1.000.000	0	0	0	0	0	1.000.000
404	99	00	00	Otros activos reales	1.265.560	0	0	0	0	0	1.265.560
404	99	01	00	Otros activos reales	1.265.560	0	0	0	0	0	1.265.560
				Totales	**62.660.863**	**0**	**0**	**0**	**0**	**0**	**62.660.863**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117121 590078000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERACIÓN SEGURA Y CONFIABLE DEL SISTEMA ELÉCTRICO NACIONAL, SUPERVISANDO, COORDINANDO Y CONTROLANDO EL SISTEMA, A FIN DE OFRECER UN SERVICIO CONFIABLE Y DE CALIDAD

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117121 590078000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERACIÓN SEGURA Y CONFIABLE DEL SISTEMA ELÉCTRICO NACIONAL, SUPERVISANDO, COORDINANDO Y CONTROLANDO EL SISTEMA, A FIN DE OFRECER UN SERVICIO CONFIABLE Y DE CALIDAD

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590078001 SUPERVISIÓN DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: SUPERVISIÓN REALIZADA **META:** 366

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.429.662**	**0**	**0**	**0**	**0**	**0**	**3.429.662**
402	01	00	00	Productos alimenticios y agropecuarios	1.000.000	0	0	0	0	0	1.000.000
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	0	1.000.000
402	04	00	00	Productos de cuero y caucho	130.000	0	0	0	0	0	130.000
402	04	03	00	Cauchos y tripas para vehículos	130.000	0	0	0	0	0	130.000
402	05	00	00	Productos de papel, cartón e impresos	425.000	0	0	0	0	0	425.000
402	05	01	00	Pulpa de madera, papel y cartón	175.000	0	0	0	0	0	175.000
402	05	02	00	Envases y cajas de papel y cartón	50.000	0	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	0	100.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	182.500	0	0	0	0	0	182.500
402	06	02	00	Abonos, plaguicidas y otros	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	0	50.000
402	06	04	00	Productos farmacéuticos y medicamentos	25.000	0	0	0	0	0	25.000
402	06	06	00	Combustibles y lubricantes	7.500	0	0	0	0	0	7.500
402	06	08	00	Productos plásticos	90.000	0	0	0	0	0	90.000
402	08	00	00	Productos metálicos	250.000	0	0	0	0	0	250.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	200.000	0	0	0	0	0	200.000
402	08	07	00	Material de señalamiento	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	08	10	00	Repuestos y accesorios para otros equipos	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	1.442.162	0	0	0	0	0	1.442.162
402	10	01	00	Artículos de deporte, recreación y juguetes	25.000	0	0	0	0	0	25.000
402	10	02	00	Materiales y útiles de limpieza y aseo	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117121 590078000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERACIÓN SEGURA Y CONFIABLE DEL SISTEMA ELÉCTRICO NACIONAL, SUPERVISANDO, COORDINANDO Y CONTROLANDO EL SISTEMA, A FIN DE OFRECER UN SERVICIO CONFIABLE Y DE CALIDAD

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590078001 SUPERVISIÓN DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: SUPERVISIÓN REALIZADA **META:** 366

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	7.500	0	0	0	0	0	7.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	0	100.000
402	10	06	00	Condecoraciones, ofrendas y similares	7.500	0	0	0	0	0	7.500
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	431.670	0	0	0	0	0	431.670
402	10	11	00	Materiales eléctricos	600.000	0	0	0	0	0	600.000
402	10	12	00	Materiales para instalaciones sanitarias	30.000	0	0	0	0	0	30.000
402	10	99	00	Otros productos y útiles diversos	40.492	0	0	0	0	0	40.492
403	**00**	**00**	**00**	**Servicios no personales**	**8.680.676**	**0**	**0**	**0**	**0**	**0**	**8.680.676**
403	01	00	00	Alquileres de inmuebles	400.000	0	0	0	0	0	400.000
403	01	01	00	Alquileres de edificios y locales	400.000	0	0	0	0	0	400.000
403	02	00	00	Alquileres de maquinaria y equipos	150.000	0	0	0	0	0	150.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
403	04	00	00	Servicios básicos	88.000	0	0	0	0	0	88.000
403	04	01	00	Electricidad	60.000	0	0	0	0	0	60.000
403	04	03	00	Agua	9.000	0	0	0	0	0	9.000
403	04	04	00	Teléfonos	10.000	0	0	0	0	0	10.000
403	04	05	00	Servicio de comunicaciones	2.000	0	0	0	0	0	2.000
403	04	06	00	Servicio de aseo urbano y domiciliario	7.000	0	0	0	0	0	7.000
403	06	00	00	Servicios de transporte y almacenaje	113.680	0	0	0	0	0	113.680
403	06	01	00	Fletes y embalajes	100.000	0	0	0	0	0	100.000
403	06	03	00	Estacionamiento	2.500	0	0	0	0	0	2.500
403	06	04	00	Peaje	180	0	0	0	0	0	180
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	11.000	0	0	0	0	0	11.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117121 590078000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERACIÓN SEGURA Y CONFIABLE DEL SISTEMA ELÉCTRICO NACIONAL, SUPERVISANDO, COORDINANDO Y CONTROLANDO EL SISTEMA, A FIN DE OFRECER UN SERVICIO CONFIABLE Y DE CALIDAD

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590078001 SUPERVISIÓN DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: SUPERVISIÓN REALIZADA **META:** 366

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	99.000	0	0	0	0	0	99.000
403	07	02	00	Imprenta y reproducción	29.000	0	0	0	0	0	29.000
403	07	03	00	Relaciones sociales	70.000	0	0	0	0	0	70.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	10.000	0	0	0	0	0	10.000
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	3.140.000	0	0	0	0	0	3.140.000
403	09	01	00	Viáticos y pasajes dentro del país	2.800.000	0	0	0	0	0	2.800.000
403	09	02	00	Viáticos y pasajes fuera del país	340.000	0	0	0	0	0	340.000
403	10	00	00	Servicios profesionales y técnicos	2.700.000	0	0	0	0	0	2.700.000
403	10	03	00	Servicios de procesamiento de datos	400.000	0	0	0	0	0	400.000
403	10	07	00	Servicios de capacitación y adiestramiento	900.000	0	0	0	0	0	900.000
403	10	99	00	Otros servicios profesionales y técnicos	1.400.000	0	0	0	0	0	1.400.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	15.000	0	0	0	0	0	15.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
403	12	00	00	Conservación y reparaciones menores de obras	100.000	0	0	0	0	0	100.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	100.000	0	0	0	0	0	100.000
403	13	00	00	Servicios de construcciones temporales	50.000	0	0	0	0	0	50.000
403	13	01	00	Servicios de construcciones temporales	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	1.599.996	0	0	0	0	0	1.599.996
403	18	01	00	Impuesto al valor agregado	1.599.996	0	0	0	0	0	1.599.996
403	99	00	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
403	99	01	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
404	**00**	**00**	**00**	**Activos reales**	**6.687.920**	**0**	**0**	**0**	**0**	0	**6.687.920**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117121 590078000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERACIÓN SEGURA Y CONFIABLE DEL SISTEMA ELÉCTRICO NACIONAL, SUPERVISANDO, COORDINANDO Y CONTROLANDO EL SISTEMA, A FIN DE OFRECER UN SERVICIO CONFIABLE Y DE CALIDAD

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590078001 SUPERVISIÓN DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: SUPERVISIÓN REALIZADA **META:** 366

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	308.252	0	0	0	0	0	308.252
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	308.252	0	0	0	0	0	308.252
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	0	100.000
404	03	05	00	Maquinaria y equipos industriales y de taller	100.000	0	0	0	0	0	100.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	04	01	00	Vehículos automotores terrestres	1.000.000	0	0	0	0	0	1.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.400.000	0	0	0	0	0	3.400.000
404	09	01	00	Mobiliario y equipos de oficina	1.500.000	0	0	0	0	0	1.500.000
404	09	02	00	Equipos de computación	1.000.000	0	0	0	0	0	1.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	600.000	0	0	0	0	0	600.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	600.000	0	0	0	0	0	600.000
404	11	05	00	Adquisición de maquinaria y equipos usados	600.000	0	0	0	0	0	600.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	600.000	0	0	0	0	0	600.000
404	12	00	00	Activos intangibles	600.000	0	0	0	0	0	600.000
404	12	04	00	Paquetes y programas de computación	600.000	0	0	0	0	0	600.000
404	15	00	00	Construcciones del dominio privado	300.000	0	0	0	0	0	300.000
404	15	05	00	Construcciones de edificaciones para oficina	300.000	0	0	0	0	0	300.000
404	99	00	00	Otros activos reales	379.668	0	0	0	0	0	379.668
404	99	01	00	Otros activos reales	379.668	0	0	0	0	0	379.668
				Totales	**18.798.258**	**0**	**0**	**0**	**0**	**0**	**18.798.258**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117121 590078000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERACIÓN SEGURA Y CONFIABLE DEL SISTEMA ELÉCTRICO NACIONAL, SUPERVISANDO, COORDINANDO Y CONTROLANDO EL SISTEMA, A FIN DE OFRECER UN SERVICIO CONFIABLE Y DE CALIDAD

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590078002 COORDINACIÓN DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 366

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.429.662**	**0**	**0**	**0**	**0**	**0**	**3.429.662**
402	01	00	00	Productos alimenticios y agropecuarios	1.000.000	0	0	0	0	0	1.000.000
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	0	1.000.000
402	04	00	00	Productos de cuero y caucho	130.000	0	0	0	0	0	130.000
402	04	03	00	Cauchos y tripas para vehículos	130.000	0	0	0	0	0	130.000
402	05	00	00	Productos de papel, cartón e impresos	425.000	0	0	0	0	0	425.000
402	05	01	00	Pulpa de madera, papel y cartón	175.000	0	0	0	0	0	175.000
402	05	02	00	Envases y cajas de papel y cartón	50.000	0	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	0	100.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	182.500	0	0	0	0	0	182.500
402	06	02	00	Abonos, plaguicidas y otros	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	0	50.000
402	06	04	00	Productos farmacéuticos y medicamentos	25.000	0	0	0	0	0	25.000
402	06	06	00	Combustibles y lubricantes	7.500	0	0	0	0	0	7.500
402	06	08	00	Productos plásticos	90.000	0	0	0	0	0	90.000
402	08	00	00	Productos metálicos	250.000	0	0	0	0	0	250.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	200.000	0	0	0	0	0	200.000
402	08	07	00	Material de señalamiento	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	08	10	00	Repuestos y accesorios para otros equipos	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	1.442.162	0	0	0	0	0	1.442.162
402	10	01	00	Artículos de deporte, recreación y juguetes	25.000	0	0	0	0	0	25.000
402	10	02	00	Materiales y útiles de limpieza y aseo	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117121 590078000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERACIÓN SEGURA Y CONFIABLE DEL SISTEMA ELÉCTRICO NACIONAL, SUPERVISANDO, COORDINANDO Y CONTROLANDO EL SISTEMA, A FIN DE OFRECER UN SERVICIO CONFIABLE Y DE CALIDAD

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590078002 COORDINACIÓN DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 366

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	7.500	0	0	0	0	0	7.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	0	100.000
402	10	06	00	Condecoraciones, ofrendas y similares	7.500	0	0	0	0	0	7.500
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	431.670	0	0	0	0	0	431.670
402	10	11	00	Materiales eléctricos	600.000	0	0	0	0	0	600.000
402	10	12	00	Materiales para instalaciones sanitarias	30.000	0	0	0	0	0	30.000
402	10	99	00	Otros productos y útiles diversos	40.492	0	0	0	0	0	40.492
403	**00**	**00**	**00**	**Servicios no personales**	**8.680.676**	**0**	**0**	**0**	**0**	**0**	**8.680.676**
403	01	00	00	Alquileres de inmuebles	400.000	0	0	0	0	0	400.000
403	01	01	00	Alquileres de edificios y locales	400.000	0	0	0	0	0	400.000
403	02	00	00	Alquileres de maquinaria y equipos	150.000	0	0	0	0	0	150.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
403	04	00	00	Servicios básicos	88.000	0	0	0	0	0	88.000
403	04	01	00	Electricidad	60.000	0	0	0	0	0	60.000
403	04	03	00	Agua	9.000	0	0	0	0	0	9.000
403	04	04	00	Teléfonos	10.000	0	0	0	0	0	10.000
403	04	05	00	Servicio de comunicaciones	2.000	0	0	0	0	0	2.000
403	04	06	00	Servicio de aseo urbano y domiciliario	7.000	0	0	0	0	0	7.000
403	06	00	00	Servicios de transporte y almacenaje	113.680	0	0	0	0	0	113.680
403	06	01	00	Fletes y embalajes	100.000	0	0	0	0	0	100.000
403	06	03	00	Estacionamiento	2.500	0	0	0	0	0	2.500
403	06	04	00	Peaje	180	0	0	0	0	0	180
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	11.000	0	0	0	0	0	11.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117121 590078000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERACIÓN SEGURA Y CONFIABLE DEL SISTEMA ELÉCTRICO NACIONAL, SUPERVISANDO, COORDINANDO Y CONTROLANDO EL SISTEMA, A FIN DE OFRECER UN SERVICIO CONFIABLE Y DE CALIDAD

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590078002 COORDINACIÓN DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 366

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	99.000	0	0	0	0	0	99.000
403	07	02	00	Imprenta y reproducción	29.000	0	0	0	0	0	29.000
403	07	03	00	Relaciones sociales	70.000	0	0	0	0	0	70.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	10.000	0	0	0	0	0	10.000
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	3.140.000	0	0	0	0	0	3.140.000
403	09	01	00	Viáticos y pasajes dentro del país	2.800.000	0	0	0	0	0	2.800.000
403	09	02	00	Viáticos y pasajes fuera del país	340.000	0	0	0	0	0	340.000
403	10	00	00	Servicios profesionales y técnicos	2.700.000	0	0	0	0	0	2.700.000
403	10	03	00	Servicios de procesamiento de datos	400.000	0	0	0	0	0	400.000
403	10	07	00	Servicios de capacitación y adiestramiento	900.000	0	0	0	0	0	900.000
403	10	99	00	Otros servicios profesionales y técnicos	1.400.000	0	0	0	0	0	1.400.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	15.000	0	0	0	0	0	15.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
403	12	00	00	Conservación y reparaciones menores de obras	100.000	0	0	0	0	0	100.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	100.000	0	0	0	0	0	100.000
403	13	00	00	Servicios de construcciones temporales	50.000	0	0	0	0	0	50.000
403	13	01	00	Servicios de construcciones temporales	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	1.599.996	0	0	0	0	0	1.599.996
403	18	01	00	Impuesto al valor agregado	1.599.996	0	0	0	0	0	1.599.996
403	99	00	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
403	99	01	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
404	**00**	**00**	**00**	**Activos reales**	**6.687.920**	**0**	**0**	**0**	**0**	**0**	**6.687.920**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117121 590078000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERACIÓN SEGURA Y CONFIABLE DEL SISTEMA ELÉCTRICO NACIONAL, SUPERVISANDO, COORDINANDO Y CONTROLANDO EL SISTEMA, A FIN DE OFRECER UN SERVICIO CONFIABLE Y DE CALIDAD

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590078002 COORDINACIÓN DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 366

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	308.252	0	0	0	0	0	308.252
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	308.252	0	0	0	0	0	308.252
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	0	100.000
404	03	05	00	Maquinaria y equipos industriales y de taller	100.000	0	0	0	0	0	100.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	04	01	00	Vehículos automotores terrestres	1.000.000	0	0	0	0	0	1.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.400.000	0	0	0	0	0	3.400.000
404	09	01	00	Mobiliario y equipos de oficina	1.500.000	0	0	0	0	0	1.500.000
404	09	02	00	Equipos de computación	1.000.000	0	0	0	0	0	1.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	600.000	0	0	0	0	0	600.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	600.000	0	0	0	0	0	600.000
404	11	05	00	Adquisición de maquinaria y equipos usados	600.000	0	0	0	0	0	600.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	600.000	0	0	0	0	0	600.000
404	12	00	00	Activos intangibles	600.000	0	0	0	0	0	600.000
404	12	04	00	Paquetes y programas de computación	600.000	0	0	0	0	0	600.000
404	15	00	00	Construcciones del dominio privado	300.000	0	0	0	0	0	300.000
404	15	05	00	Construcciones de edificaciones para oficina	300.000	0	0	0	0	0	300.000
404	99	00	00	Otros activos reales	379.668	0	0	0	0	0	379.668
404	99	01	00	Otros activos reales	379.668	0	0	0	0	0	379.668
				Totales	**18.798.258**	**0**	**0**	**0**	**0**	**0**	**18.798.258**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117121 590078000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERACIÓN SEGURA Y CONFIABLE DEL SISTEMA ELÉCTRICO NACIONAL, SUPERVISANDO, COORDINANDO Y CONTROLANDO EL SISTEMA, A FIN DE OFRECER UN SERVICIO CONFIABLE Y DE CALIDAD

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590078003 CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: CONTROL REALIZADO **META:** 366

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.429.661**	0	0	0	0	0	**3.429.661**
402	01	00	00	Productos alimenticios y agropecuarios	1.000.000	0	0	0	0	0	1.000.000
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	0	1.000.000
402	04	00	00	Productos de cuero y caucho	130.000	0	0	0	0	0	130.000
402	04	03	00	Cauchos y tripas para vehículos	130.000	0	0	0	0	0	130.000
402	05	00	00	Productos de papel, cartón e impresos	425.000	0	0	0	0	0	425.000
402	05	01	00	Pulpa de madera, papel y cartón	175.000	0	0	0	0	0	175.000
402	05	02	00	Envases y cajas de papel y cartón	50.000	0	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	0	100.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	182.500	0	0	0	0	0	182.500
402	06	02	00	Abonos, plaguicidas y otros	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	0	50.000
402	06	04	00	Productos farmacéuticos y medicamentos	25.000	0	0	0	0	0	25.000
402	06	06	00	Combustibles y lubricantes	7.500	0	0	0	0	0	7.500
402	06	08	00	Productos plásticos	90.000	0	0	0	0	0	90.000
402	08	00	00	Productos metálicos	250.000	0	0	0	0	0	250.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	200.000	0	0	0	0	0	200.000
402	08	07	00	Material de señalamiento	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	08	10	00	Repuestos y accesorios para otros equipos	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	1.442.161	0	0	0	0	0	1.442.161
402	10	01	00	Artículos de deporte, recreación y juguetes	25.000	0	0	0	0	0	25.000
402	10	02	00	Materiales y útiles de limpieza y aseo	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117121 590078000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERACIÓN SEGURA Y CONFIABLE DEL SISTEMA ELÉCTRICO NACIONAL, SUPERVISANDO, COORDINANDO Y CONTROLANDO EL SISTEMA, A FIN DE OFRECER UN SERVICIO CONFIABLE Y DE CALIDAD

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590078003 CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: CONTROL REALIZADO **META:** 366

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	7.500	0	0	0	0	0	7.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	0	100.000
402	10	06	00	Condecoraciones, ofrendas y similares	7.500	0	0	0	0	0	7.500
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	431.670	0	0	0	0	0	431.670
402	10	11	00	Materiales eléctricos	600.000	0	0	0	0	0	600.000
402	10	12	00	Materiales para instalaciones sanitarias	30.000	0	0	0	0	0	30.000
402	10	99	00	Otros productos y útiles diversos	40.491	0	0	0	0	0	40.491
403	**00**	**00**	**00**	**Servicios no personales**	**8.680.676**	**0**	**0**	**0**	**0**	**0**	**8.680.676**
403	01	00	00	Alquileres de inmuebles	400.000	0	0	0	0	0	400.000
403	01	01	00	Alquileres de edificios y locales	400.000	0	0	0	0	0	400.000
403	02	00	00	Alquileres de maquinaria y equipos	150.000	0	0	0	0	0	150.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
403	06	00	00	Servicios de transporte y almacenaje	113.680	0	0	0	0	0	113.680
403	06	01	00	Fletes y embalajes	100.000	0	0	0	0	0	100.000
403	06	03	00	Estacionamiento	2.500	0	0	0	0	0	2.500
403	06	04	00	Peaje	180	0	0	0	0	0	180
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	11.000	0	0	0	0	0	11.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	99.000	0	0	0	0	0	99.000
403	07	02	00	Imprenta y reproducción	29.000	0	0	0	0	0	29.000
403	07	03	00	Relaciones sociales	70.000	0	0	0	0	0	70.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	10.000	0	0	0	0	0	10.000
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	3.140.000	0	0	0	0	0	3.140.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117121 590078000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERACIÓN SEGURA Y CONFIABLE DEL SISTEMA ELÉCTRICO NACIONAL, SUPERVISANDO, COORDINANDO Y CONTROLANDO EL SISTEMA, A FIN DE OFRECER UN SERVICIO CONFIABLE Y DE CALIDAD

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590078003 CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: CONTROL REALIZADO **META:** 366

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	2.800.000	0	0	0	0	0	2.800.000
403	09	02	00	Viáticos y pasajes fuera del país	340.000	0	0	0	0	0	340.000
403	10	00	00	Servicios profesionales y técnicos	2.700.000	0	0	0	0	0	2.700.000
403	10	03	00	Servicios de procesamiento de datos	400.000	0	0	0	0	0	400.000
403	10	07	00	Servicios de capacitación y adiestramiento	900.000	0	0	0	0	0	900.000
403	10	99	00	Otros servicios profesionales y técnicos	1.400.000	0	0	0	0	0	1.400.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	15.000	0	0	0	0	0	15.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
403	12	00	00	Conservación y reparaciones menores de obras	100.000	0	0	0	0	0	100.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	100.000	0	0	0	0	0	100.000
403	13	00	00	Servicios de construcciones temporales	50.000	0	0	0	0	0	50.000
403	13	01	00	Servicios de construcciones temporales	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	1.599.996	0	0	0	0	0	1.599.996
403	18	01	00	Impuesto al valor agregado	1.599.996	0	0	0	0	0	1.599.996
403	99	00	00	Otros servicios no personales	288.000	0	0	0	0	0	288.000
403	99	01	00	Otros servicios no personales	288.000	0	0	0	0	0	288.000
404	**00**	**00**	**00**	**Activos reales**	**6.687.920**	**0**	**0**	**0**	**0**	**0**	**6.687.920**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	308.252	0	0	0	0	0	308.252
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	308.252	0	0	0	0	0	308.252
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	0	100.000
404	03	05	00	Maquinaria y equipos industriales y de taller	100.000	0	0	0	0	0	100.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	04	01	00	Vehículos automotores terrestres	1.000.000	0	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117121 590078000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERACIÓN SEGURA Y CONFIABLE DEL SISTEMA ELÉCTRICO NACIONAL, SUPERVISANDO, COORDINANDO Y CONTROLANDO EL SISTEMA, A FIN DE OFRECER UN SERVICIO CONFIABLE Y DE CALIDAD

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590078003 CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: CONTROL REALIZADO **META:** 366

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.400.000	0	0	0	0	0	3.400.000
404	09	01	00	Mobiliario y equipos de oficina	1.500.000	0	0	0	0	0	1.500.000
404	09	02	00	Equipos de computación	1.000.000	0	0	0	0	0	1.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	600.000	0	0	0	0	0	600.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	600.000	0	0	0	0	0	600.000
404	11	05	00	Adquisición de maquinaria y equipos usados	600.000	0	0	0	0	0	600.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	600.000	0	0	0	0	0	600.000
404	12	00	00	Activos intangibles	600.000	0	0	0	0	0	600.000
404	12	04	00	Paquetes y programas de computación	600.000	0	0	0	0	0	600.000
404	15	00	00	Construcciones del dominio privado	300.000	0	0	0	0	0	300.000
404	15	05	00	Construcciones de edificaciones para oficina	300.000	0	0	0	0	0	300.000
404	99	00	00	Otros activos reales	379.668	0	0	0	0	0	379.668
404	99	01	00	Otros activos reales	379.668	0	0	0	0	0	379.668
				Totales	**18.798.257**	0	0	0	0	0	**18.798.257**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117121 590078000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERACIÓN SEGURA Y CONFIABLE DEL SISTEMA ELÉCTRICO NACIONAL, SUPERVISANDO, COORDINANDO Y CONTROLANDO EL SISTEMA, A FIN DE OFRECER UN SERVICIO CONFIABLE Y DE CALIDAD

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590078004 ELABORACIÓN Y ANÁLISIS DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.143.212**	0	0	0	0	0	**1.143.212**
402	01	00	00	Productos alimenticios y agropecuarios	333.330	0	0	0	0	0	333.330
402	01	01	00	Alimentos y bebidas para personas	333.330	0	0	0	0	0	333.330
402	04	00	00	Productos de cuero y caucho	43.330	0	0	0	0	0	43.330
402	04	03	00	Cauchos y tripas para vehículos	43.330	0	0	0	0	0	43.330
402	05	00	00	Productos de papel, cartón e impresos	141.660	0	0	0	0	0	141.660
402	05	01	00	Pulpa de madera, papel y cartón	58.330	0	0	0	0	0	58.330
402	05	02	00	Envases y cajas de papel y cartón	16.670	0	0	0	0	0	16.670
402	05	03	00	Productos de papel y cartón para oficina	33.330	0	0	0	0	0	33.330
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	33.330	0	0	0	0	0	33.330
402	06	00	00	Productos químicos y derivados	60.830	0	0	0	0	0	60.830
402	06	02	00	Abonos, plaguicidas y otros	3.330	0	0	0	0	0	3.330
402	06	03	00	Tintas, pinturas y colorantes	16.670	0	0	0	0	0	16.670
402	06	04	00	Productos farmacéuticos y medicamentos	8.330	0	0	0	0	0	8.330
402	06	06	00	Combustibles y lubricantes	2.500	0	0	0	0	0	2.500
402	06	08	00	Productos plásticos	30.000	0	0	0	0	0	30.000
402	08	00	00	Productos metálicos	83.340	0	0	0	0	0	83.340
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	66.670	0	0	0	0	0	66.670
402	08	07	00	Material de señalamiento	5.000	0	0	0	0	0	5.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.000	0	0	0	0	0	5.000
402	08	10	00	Repuestos y accesorios para otros equipos	6.670	0	0	0	0	0	6.670
402	10	00	00	Productos varios y útiles diversos	480.722	0	0	0	0	0	480.722
402	10	01	00	Artículos de deporte, recreación y juguetes	8.330	0	0	0	0	0	8.330
402	10	02	00	Materiales y útiles de limpieza y aseo	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117121 590078000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERACIÓN SEGURA Y CONFIABLE DEL SISTEMA ELÉCTRICO NACIONAL, SUPERVISANDO, COORDINANDO Y CONTROLANDO EL SISTEMA, A FIN DE OFRECER UN SERVICIO CONFIABLE Y DE CALIDAD

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590078004 ELABORACIÓN Y ANÁLISIS DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	2.500	0	0	0	0	0	2.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	33.330	0	0	0	0	0	33.330
402	10	06	00	Condecoraciones, ofrendas y similares	2.500	0	0	0	0	0	2.500
402	10	07	00	Productos de seguridad en el trabajo	16.670	0	0	0	0	0	16.670
402	10	08	00	Materiales para equipos de computación	143.889	0	0	0	0	0	143.889
402	10	11	00	Materiales eléctricos	200.001	0	0	0	0	0	200.001
402	10	12	00	Materiales para instalaciones sanitarias	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	13.502	0	0	0	0	0	13.502
403	**00**	**00**	**00**	**Servicios no personales**	**2.893.540**	**0**	**0**	**0**	**0**	**0**	**2.893.540**
403	01	00	00	Alquileres de inmuebles	133.330	0	0	0	0	0	133.330
403	01	01	00	Alquileres de edificios y locales	133.330	0	0	0	0	0	133.330
403	02	00	00	Alquileres de maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	04	00	00	Servicios básicos	29.330	0	0	0	0	0	29.330
403	04	01	00	Electricidad	20.000	0	0	0	0	0	20.000
403	04	03	00	Agua	3.000	0	0	0	0	0	3.000
403	04	04	00	Teléfonos	3.330	0	0	0	0	0	3.330
403	04	05	00	Servicio de comunicaciones	670	0	0	0	0	0	670
403	04	06	00	Servicio de aseo urbano y domiciliario	2.330	0	0	0	0	0	2.330
403	06	00	00	Servicios de transporte y almacenaje	37.890	0	0	0	0	0	37.890
403	06	01	00	Fletes y embalajes	33.330	0	0	0	0	0	33.330
403	06	03	00	Estacionamiento	830	0	0	0	0	0	830
403	06	04	00	Peaje	60	0	0	0	0	0	60
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.670	0	0	0	0	0	3.670

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117121 590078000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERACIÓN SEGURA Y CONFIABLE DEL SISTEMA ELÉCTRICO NACIONAL, SUPERVISANDO, COORDINANDO Y CONTROLANDO EL SISTEMA, A FIN DE OFRECER UN SERVICIO CONFIABLE Y DE CALIDAD

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590078004 ELABORACIÓN Y ANÁLISIS DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	33.000	0	0	0	0	0	33.000
403	07	02	00	Imprenta y reproducción	9.670	0	0	0	0	0	9.670
403	07	03	00	Relaciones sociales	23.330	0	0	0	0	0	23.330
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.330	0	0	0	0	0	3.330
403	08	02	00	Comisiones y gastos bancarios	3.330	0	0	0	0	0	3.330
403	09	00	00	Viáticos y pasajes	1.046.664	0	0	0	0	0	1.046.664
403	09	01	00	Viáticos y pasajes dentro del país	933.330	0	0	0	0	0	933.330
403	09	02	00	Viáticos y pasajes fuera del país	113.334	0	0	0	0	0	113.334
403	10	00	00	Servicios profesionales y técnicos	900.000	0	0	0	0	0	900.000
403	10	03	00	Servicios de procesamiento de datos	133.330	0	0	0	0	0	133.330
403	10	07	00	Servicios de capacitación y adiestramiento	300.000	0	0	0	0	0	300.000
403	10	99	00	Otros servicios profesionales y técnicos	466.670	0	0	0	0	0	466.670
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	12	00	00	Conservación y reparaciones menores de obras	33.332	0	0	0	0	0	33.332
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	33.332	0	0	0	0	0	33.332
403	13	00	00	Servicios de construcciones temporales	16.666	0	0	0	0	0	16.666
403	13	01	00	Servicios de construcciones temporales	16.666	0	0	0	0	0	16.666
403	18	00	00	Impuestos indirectos	533.328	0	0	0	0	0	533.328
403	18	01	00	Impuesto al valor agregado	533.328	0	0	0	0	0	533.328
403	99	00	00	Otros servicios no personales	66.670	0	0	0	0	0	66.670
403	99	01	00	Otros servicios no personales	66.670	0	0	0	0	0	66.670
404	**00**	**00**	**00**	**Activos reales**	**2.229.338**	**0**	**0**	**0**	**0**	**0**	**2.229.338**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117121 590078000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERACIÓN SEGURA Y CONFIABLE DEL SISTEMA ELÉCTRICO NACIONAL, SUPERVISANDO, COORDINANDO Y CONTROLANDO EL SISTEMA, A FIN DE OFRECER UN SERVICIO CONFIABLE Y DE CALIDAD

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590078004 ELABORACIÓN Y ANÁLISIS DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	102.779	0	0	0	0	0	102.779
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	102.779	0	0	0	0	0	102.779
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	33.334	0	0	0	0	0	33.334
404	03	05	00	Maquinaria y equipos industriales y de taller	33.334	0	0	0	0	0	33.334
404	04	00	00	Equipos de transporte, tracción y elevación	332.000	0	0	0	0	0	332.000
404	04	01	00	Vehículos automotores terrestres	332.000	0	0	0	0	0	332.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.133.334	0	0	0	0	0	1.133.334
404	09	01	00	Mobiliario y equipos de oficina	500.000	0	0	0	0	0	500.000
404	09	02	00	Equipos de computación	333.334	0	0	0	0	0	333.334
404	09	03	00	Mobiliario y equipos de alojamiento	200.000	0	0	0	0	0	200.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	201.335	0	0	0	0	0	201.335
404	11	05	00	Adquisición de maquinaria y equipos usados	201.335	0	0	0	0	0	201.335
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	201.335	0	0	0	0	0	201.335
404	12	00	00	Activos intangibles	200.000	0	0	0	0	0	200.000
404	12	04	00	Paquetes y programas de computación	200.000	0	0	0	0	0	200.000
404	15	00	00	Construcciones del dominio privado	100.000	0	0	0	0	0	100.000
404	15	05	00	Construcciones de edificaciones para oficina	100.000	0	0	0	0	0	100.000
404	99	00	00	Otros activos reales	126.556	0	0	0	0	0	126.556
404	99	01	00	Otros activos reales	126.556	0	0	0	0	0	126.556
				Totales	**6.266.090**	**0**	**0**	**0**	**0**	**0**	**6.266.090**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117573 590079000 INVESTIGACIÓN Y DESARROLLO APLICADOS AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER LA INVESTIGACIÓN Y EVALUACIÓN DE TECNOLOGÍAS EN MATERIA DE USO RACIONAL Y EFICIENTE DE LA ENERGÍA EN FUNCIÓN DE NUEVAS ALTERNATIVAS TÉCNICAS Y DE LA CONFORMACIÓN DE GUÍAS EN CADA SECTOR

UNIDAD DE MEDIDA: INFORME **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**262.246**	**0**	**0**	**0**	**0**	**0**	**262.246**
402	01	00	00	Productos alimenticios y agropecuarios	181.996	0	0	0	0	0	181.996
402	01	01	00	Alimentos y bebidas para personas	181.996	0	0	0	0	0	181.996
402	05	00	00	Productos de papel, cartón e impresos	80.250	0	0	0	0	0	80.250
402	05	99	00	Otros productos de pulpa, papel y cartón	80.250	0	0	0	0	0	80.250
403	**00**	**00**	**00**	**Servicios no personales**	**3.034.269**	**0**	**0**	**0**	**0**	**0**	**3.034.269**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.134.990	0	0	0	0	0	2.134.990
403	07	02	00	Imprenta y reproducción	1.999.991	0	0	0	0	0	1.999.991
403	07	03	00	Relaciones sociales	134.999	0	0	0	0	0	134.999
403	09	00	00	Viáticos y pasajes	273.503	0	0	0	0	0	273.503
403	09	01	00	Viáticos y pasajes dentro del país	123.504	0	0	0	0	0	123.504
403	09	02	00	Viáticos y pasajes fuera del país	149.999	0	0	0	0	0	149.999
403	18	00	00	Impuestos indirectos	445.776	0	0	0	0	0	445.776
403	18	01	00	Impuesto al valor agregado	445.776	0	0	0	0	0	445.776
403	99	00	00	Otros servicios no personales	180.000	0	0	0	0	0	180.000
403	99	01	00	Otros servicios no personales	180.000	0	0	0	0	0	180.000
404	**00**	**00**	**00**	**Activos reales**	**428.883**	**0**	**0**	**0**	**0**	**0**	**428.883**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	203.882	0	0	0	0	0	203.882
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	203.882	0	0	0	0	0	203.882
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	225.001	0	0	0	0	0	225.001
404	07	01	00	Equipos científicos y de laboratorio	225.001	0	0	0	0	0	225.001
				Totales	**3.725.398**	**0**	**0**	**0**	**0**	**0**	**3.725.398**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117573 590079000 INVESTIGACIÓN Y DESARROLLO APLICADOS AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER LA INVESTIGACIÓN Y EVALUACIÓN DE TECNOLOGÍAS EN MATERIA DE USO RACIONAL Y EFICIENTE DE LA ENERGÍA EN FUNCIÓN DE NUEVAS ALTERNATIVAS TÉCNICAS Y DE LA CONFORMACIÓN DE GUÍAS EN CADA SECTOR

UNIDAD DE MEDIDA: INFORME **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117573 590079000 INVESTIGACIÓN Y DESARROLLO APLICADOS AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER LA INVESTIGACIÓN Y EVALUACIÓN DE TECNOLOGÍAS EN MATERIA DE USO RACIONAL Y EFICIENTE DE LA ENERGÍA EN FUNCIÓN DE NUEVAS ALTERNATIVAS TÉCNICAS Y DE LA CONFORMACIÓN DE GUÍAS EN CADA SECTOR

UNIDAD DE MEDIDA: INFORME **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590079001 PRUEBA PILOTO NUEVAS TECNOLOGÍAS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**131.500**	0	0	0	0	0	**131.500**
402	01	00	00	Productos alimenticios y agropecuarios	91.000	0	0	0	0	0	91.000
402	01	01	00	Alimentos y bebidas para personas	91.000	0	0	0	0	0	91.000
402	05	00	00	Productos de papel, cartón e impresos	40.500	0	0	0	0	0	40.500
402	05	99	00	Otros productos de pulpa, papel y cartón	40.500	0	0	0	0	0	40.500
403	**00**	**00**	**00**	**Servicios no personales**	**1.491.069**	0	0	0	0	0	**1.491.069**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.067.495	0	0	0	0	0	1.067.495
403	07	02	00	Imprenta y reproducción	999.995	0	0	0	0	0	999.995
403	07	03	00	Relaciones sociales	67.500	0	0	0	0	0	67.500
403	09	00	00	Viáticos y pasajes	136.751	0	0	0	0	0	136.751
403	09	01	00	Viáticos y pasajes dentro del país	61.752	0	0	0	0	0	61.752
403	09	02	00	Viáticos y pasajes fuera del país	74.999	0	0	0	0	0	74.999
403	18	00	00	Impuestos indirectos	196.823	0	0	0	0	0	196.823
403	18	01	00	Impuesto al valor agregado	196.823	0	0	0	0	0	196.823
403	99	00	00	Otros servicios no personales	90.000	0	0	0	0	0	90.000
403	99	01	00	Otros servicios no personales	90.000	0	0	0	0	0	90.000
404	**00**	**00**	**00**	**Activos reales**	**214.441**	0	0	0	0	0	**214.441**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	101.941	0	0	0	0	0	101.941
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	101.941	0	0	0	0	0	101.941
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	112.500	0	0	0	0	0	112.500
404	07	01	00	Equipos científicos y de laboratorio	112.500	0	0	0	0	0	112.500
				Totales	**1.837.010**	0	0	0	0	0	**1.837.010**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117573 590079000 INVESTIGACIÓN Y DESARROLLO APLICADOS AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER LA INVESTIGACIÓN Y EVALUACIÓN DE TECNOLOGÍAS EN MATERIA DE USO RACIONAL Y EFICIENTE DE LA ENERGÍA EN FUNCIÓN DE NUEVAS ALTERNATIVAS TÉCNICAS Y DE LA CONFORMACIÓN DE GUÍAS EN CADA SECTOR

UNIDAD DE MEDIDA: INFORME **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590079002 CONTROL Y SEGUIMIENTO DISPOSICIÓN FINAL

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**130.746**	**0**	**0**	**0**	**0**	0	**130.746**
402	01	00	00	Productos alimenticios y agropecuarios	90.996	0	0	0	0	0	90.996
402	01	01	00	Alimentos y bebidas para personas	90.996	0	0	0	0	0	90.996
402	05	00	00	Productos de papel, cartón e impresos	39.750	0	0	0	0	0	39.750
402	05	99	00	Otros productos de pulpa, papel y cartón	39.750	0	0	0	0	0	39.750
403	**00**	**00**	**00**	**Servicios no personales**	**1.543.200**	**0**	**0**	**0**	**0**	0	**1.543.200**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.067.495	0	0	0	0	0	1.067.495
403	07	02	00	Imprenta y reproducción	999.996	0	0	0	0	0	999.996
403	07	03	00	Relaciones sociales	67.499	0	0	0	0	0	67.499
403	09	00	00	Viáticos y pasajes	136.752	0	0	0	0	0	136.752
403	09	01	00	Viáticos y pasajes dentro del país	61.752	0	0	0	0	0	61.752
403	09	02	00	Viáticos y pasajes fuera del país	75.000	0	0	0	0	0	75.000
403	18	00	00	Impuestos indirectos	248.953	0	0	0	0	0	248.953
403	18	01	00	Impuesto al valor agregado	248.953	0	0	0	0	0	248.953
403	99	00	00	Otros servicios no personales	90.000	0	0	0	0	0	90.000
403	99	01	00	Otros servicios no personales	90.000	0	0	0	0	0	90.000
404	**00**	**00**	**00**	**Activos reales**	**214.442**	**0**	**0**	**0**	**0**	0	**214.442**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	101.941	0	0	0	0	0	101.941
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	101.941	0	0	0	0	0	101.941
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	112.501	0	0	0	0	0	112.501
404	07	01	00	Equipos científicos y de laboratorio	112.501	0	0	0	0	0	112.501
				Totales	**1.888.388**	**0**	**0**	**0**	**0**	0	**1.888.388**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117547 590080000 EJECUCIÓN DEL PLAN DE PARTICIPACIÓN POPULAR

OBJETIVO DEL PROYECTO: EJECUTAR LAS ACTIVIDADES DEL PLAN DE PARTICIPACIÓN POPULAR PARA EL FORTALECIMIENTO DEL PODER POPULAR EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**870.265**	**0**	**0**	**0**	**0**	**0**	**870.265**
402	01	00	00	Productos alimenticios y agropecuarios	597.569	0	0	0	0	0	597.569
402	01	01	00	Alimentos y bebidas para personas	597.569	0	0	0	0	0	597.569
402	03	00	00	Textiles y vestuarios	87.182	0	0	0	0	0	87.182
402	03	01	00	Textiles	15.185	0	0	0	0	0	15.185
402	03	02	00	Prendas de vestir	71.997	0	0	0	0	0	71.997
402	05	00	00	Productos de papel, cartón e impresos	93.000	0	0	0	0	0	93.000
402	05	04	00	Libros, revistas y periódicos	60.000	0	0	0	0	0	60.000
402	05	05	00	Material de enseñanza	33.000	0	0	0	0	0	33.000
402	06	00	00	Productos químicos y derivados	24.300	0	0	0	0	0	24.300
402	06	05	00	Productos de tocador	962	0	0	0	0	0	962
402	06	06	00	Combustibles y lubricantes	23.338	0	0	0	0	0	23.338
402	10	00	00	Productos varios y útiles diversos	50.214	0	0	0	0	0	50.214
402	10	01	00	Artículos de deporte, recreación y juguetes	24.000	0	0	0	0	0	24.000
402	10	03	00	Utensilios de cocina y comedor	104	0	0	0	0	0	104
402	10	06	00	Condecoraciones, ofrendas y similares	10.805	0	0	0	0	0	10.805
402	10	99	00	Otros productos y útiles diversos	15.305	0	0	0	0	0	15.305
402	99	00	00	Otros materiales y suministros	18.000	0	0	0	0	0	18.000
402	99	01	00	Otros materiales y suministros	18.000	0	0	0	0	0	18.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.135.598**	**0**	**0**	**0**	**0**	**0**	**4.135.598**
403	01	00	00	Alquileres de inmuebles	3.605	0	0	0	0	0	3.605
403	01	02	00	Alquileres de instalaciones culturales y recreativas	3.605	0	0	0	0	0	3.605
403	02	00	00	Alquileres de maquinaria y equipos	270.000	0	0	0	0	0	270.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	270.000	0	0	0	0	0	270.000
403	06	00	00	Servicios de transporte y almacenaje	3.238	0	0	0	0	0	3.238
403	06	01	00	Fletes y embalajes	3.238	0	0	0	0	0	3.238
403	07	00	00	Servicios de información, impresión y relaciones públicas	750.232	0	0	0	0	0	750.232
403	07	02	00	Imprenta y reproducción	420.000	0	0	0	0	0	420.000
403	07	03	00	Relaciones sociales	323.998	0	0	0	0	0	323.998

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117547 590080000 EJECUCIÓN DEL PLAN DE PARTICIPACIÓN POPULAR

OBJETIVO DEL PROYECTO: EJECUTAR LAS ACTIVIDADES DEL PLAN DE PARTICIPACIÓN POPULAR PARA EL FORTALECIMIENTO DEL PODER POPULAR EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	6.234	0	0	0	0	0	6.234
403	09	00	00	Viáticos y pasajes	1.620.000	0	0	0	0	0	1.620.000
403	09	01	00	Viáticos y pasajes dentro del país	450.000	0	0	0	0	0	450.000
403	09	02	00	Viáticos y pasajes fuera del país	1.170.000	0	0	0	0	0	1.170.000
403	10	00	00	Servicios profesionales y técnicos	868.400	0	0	0	0	0	868.400
403	10	07	00	Servicios de capacitación y adiestramiento	598.400	0	0	0	0	0	598.400
403	10	99	00	Otros servicios profesionales y técnicos	270.000	0	0	0	0	0	270.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.000	0	0	0	0	0	9.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	9.000	0	0	0	0	0	9.000
403	12	00	00	Conservación y reparaciones menores de obras	3.600	0	0	0	0	0	3.600
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.600	0	0	0	0	0	3.600
403	18	00	00	Impuestos indirectos	536.921	0	0	0	0	0	536.921
403	18	01	00	Impuesto al valor agregado	536.921	0	0	0	0	0	536.921
403	99	00	00	Otros servicios no personales	70.602	0	0	0	0	0	70.602
403	99	01	00	Otros servicios no personales	70.602	0	0	0	0	0	70.602
404	**00**	**00**	**00**	**Activos reales**	**7.200**	**0**	**0**	**0**	**0**	**0**	**7.200**
404	12	00	00	Activos intangibles	3.600	0	0	0	0	0	3.600
404	12	99	00	Otros activos intangibles	3.600	0	0	0	0	0	3.600
404	99	00	00	Otros activos reales	3.600	0	0	0	0	0	3.600
404	99	01	00	Otros activos reales	3.600	0	0	0	0	0	3.600
				Totales	**5.013.063**	**0**	**0**	**0**	**0**	**0**	**5.013.063**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117547 590080000 EJECUCIÓN DEL PLAN DE PARTICIPACIÓN POPULAR

OBJETIVO DEL PROYECTO: EJECUTAR LAS ACTIVIDADES DEL PLAN DE PARTICIPACIÓN POPULAR PARA EL FORTALECIMIENTO DEL PODER POPULAR EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117547 590080000 EJECUCIÓN DEL PLAN DE PARTICIPACIÓN POPULAR

OBJETIVO DEL PROYECTO: EJECUTAR LAS ACTIVIDADES DEL PLAN DE PARTICIPACIÓN POPULAR PARA EL FORTALECIMIENTO DEL PODER POPULAR EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590080001 PROMOCIÓN DE LA ORGANIZACIÓN Y LA PARTICIPACIÓN POPULAR DE TRABAJADORES (AS) Y COMUNIDADES PARA QUE VAYAN OCUPANDO POSICIONES DEL PODER POPULAR EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: REUNIÓN **META:** 600

RESPONSABLE/EJECUTOR: MPPEE / DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**232.063**	**0**	**0**	**0**	**0**	0	**232.063**
402	01	00	00	Productos alimenticios y agropecuarios	159.345	0	0	0	0	0	159.345
402	01	01	00	Alimentos y bebidas para personas	159.345	0	0	0	0	0	159.345
402	03	00	00	Textiles y vestuarios	23.250	0	0	0	0	0	23.250
402	03	01	00	Textiles	4.050	0	0	0	0	0	4.050
402	03	02	00	Prendas de vestir	19.200	0	0	0	0	0	19.200
402	05	00	00	Productos de papel, cartón e impresos	24.800	0	0	0	0	0	24.800
402	05	04	00	Libros, revistas y periódicos	16.000	0	0	0	0	0	16.000
402	05	05	00	Material de enseñanza	8.800	0	0	0	0	0	8.800
402	06	00	00	Productos químicos y derivados	6.476	0	0	0	0	0	6.476
402	06	05	00	Productos de tocador	256	0	0	0	0	0	256
402	06	06	00	Combustibles y lubricantes	6.220	0	0	0	0	0	6.220
402	10	00	00	Productos varios y útiles diversos	13.392	0	0	0	0	0	13.392
402	10	01	00	Artículos de deporte, recreación y juguetes	6.400	0	0	0	0	0	6.400
402	10	03	00	Utensilios de cocina y comedor	30	0	0	0	0	0	30
402	10	06	00	Condecoraciones, ofrendas y similares	2.881	0	0	0	0	0	2.881
402	10	99	00	Otros productos y útiles diversos	4.081	0	0	0	0	0	4.081
402	99	00	00	Otros materiales y suministros	4.800	0	0	0	0	0	4.800
402	99	01	00	Otros materiales y suministros	4.800	0	0	0	0	0	4.800
403	**00**	**00**	**00**	**Servicios no personales**	**1.158.027**	**0**	**0**	**0**	**0**	0	**1.158.027**
403	01	00	00	Alquileres de inmuebles	962	0	0	0	0	0	962
403	01	02	00	Alquileres de instalaciones culturales y recreativas	962	0	0	0	0	0	962
403	02	00	00	Alquileres de maquinaria y equipos	72.000	0	0	0	0	0	72.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	72.000	0	0	0	0	0	72.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117547 590080000 EJECUCIÓN DEL PLAN DE PARTICIPACIÓN POPULAR

OBJETIVO DEL PROYECTO: EJECUTAR LAS ACTIVIDADES DEL PLAN DE PARTICIPACIÓN POPULAR PARA EL FORTALECIMIENTO DEL PODER POPULAR EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590080001 PROMOCIÓN DE LA ORGANIZACIÓN Y LA PARTICIPACIÓN POPULAR DE TRABAJADORES (AS) Y COMUNIDADES PARA QUE VAYAN OCUPANDO POSICIONES DEL PODER POPULAR EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: REUNIÓN **META:** 600

RESPONSABLE/EJECUTOR: MPPEE / DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	962	0	0	0	0	0	962
403	06	01	00	Fletes y embalajes	962	0	0	0	0	0	962
403	07	00	00	Servicios de información, impresión y relaciones públicas	200.063	0	0	0	0	0	200.063
403	07	02	00	Imprenta y reproducción	112.000	0	0	0	0	0	112.000
403	07	03	00	Relaciones sociales	86.400	0	0	0	0	0	86.400
403	07	04	00	Avisos	1.663	0	0	0	0	0	1.663
403	09	00	00	Viáticos y pasajes	432.000	0	0	0	0	0	432.000
403	09	01	00	Viáticos y pasajes dentro del país	120.000	0	0	0	0	0	120.000
403	09	02	00	Viáticos y pasajes fuera del país	312.000	0	0	0	0	0	312.000
403	10	00	00	Servicios profesionales y técnicos	231.570	0	0	0	0	0	231.570
403	10	07	00	Servicios de capacitación y adiestramiento	159.570	0	0	0	0	0	159.570
403	10	99	00	Otros servicios profesionales y técnicos	72.000	0	0	0	0	0	72.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.400	0	0	0	0	0	2.400
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.400	0	0	0	0	0	2.400
403	12	00	00	Conservación y reparaciones menores de obras	962	0	0	0	0	0	962
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	962	0	0	0	0	0	962
403	18	00	00	Impuestos indirectos	149.144	0	0	0	0	0	149.144
403	18	01	00	Impuesto al valor agregado	149.144	0	0	0	0	0	149.144
403	99	00	00	Otros servicios no personales	67.964	0	0	0	0	0	67.964
403	99	01	00	Otros servicios no personales	67.964	0	0	0	0	0	67.964
404	**00**	**00**	**00**	**Activos reales**	**1.920**	**0**	**0**	**0**	**0**	**0**	**1.920**
404	12	00	00	Activos intangibles	960	0	0	0	0	0	960
404	12	99	00	Otros activos intangibles	960	0	0	0	0	0	960
404	99	00	00	Otros activos reales	960	0	0	0	0	0	960

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117547 590080000 EJECUCIÓN DEL PLAN DE PARTICIPACIÓN POPULAR

OBJETIVO DEL PROYECTO: EJECUTAR LAS ACTIVIDADES DEL PLAN DE PARTICIPACIÓN POPULAR PARA EL FORTALECIMIENTO DEL PODER POPULAR EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590080001 PROMOCIÓN DE LA ORGANIZACIÓN Y LA PARTICIPACIÓN POPULAR DE TRABAJADORES (AS) Y COMUNIDADES PARA QUE VAYAN OCUPANDO POSICIONES DEL PODER POPULAR EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: REUNIÓN **META:** 600

RESPONSABLE/EJECUTOR: MPPEE / DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	960	0	0	0	0	0	960
				Totales	**1.392.010**	**0**	**0**	**0**	**0**	0	**1.392.010**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117547 590080000 EJECUCIÓN DEL PLAN DE PARTICIPACIÓN POPULAR

OBJETIVO DEL PROYECTO: EJECUTAR LAS ACTIVIDADES DEL PLAN DE PARTICIPACIÓN POPULAR PARA EL FORTALECIMIENTO DEL PODER POPULAR EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590080002 DISEÑO E IMPULSO DE LA IMPLEMENTACIÓN DE SERVICIO ELÉCTRICO EN ZONAS NO SERVIDAS, ASÍ COMO EL RESGUARDO DEL SISTEMA ELÉCTRICO NACIONAL Y EL SEGUIMIENTO DE LA CALIDAD

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 600

RESPONSABLE/EJECUTOR: MPPEE / DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**174.057**	**0**	**0**	**0**	**0**	0	**174.057**
402	01	00	00	Productos alimenticios y agropecuarios	119.513	0	0	0	0	0	119.513
402	01	01	00	Alimentos y bebidas para personas	119.513	0	0	0	0	0	119.513
402	03	00	00	Textiles y vestuarios	17.438	0	0	0	0	0	17.438
402	03	01	00	Textiles	3.037	0	0	0	0	0	3.037
402	03	02	00	Prendas de vestir	14.401	0	0	0	0	0	14.401
402	05	00	00	Productos de papel, cartón e impresos	18.600	0	0	0	0	0	18.600
402	05	04	00	Libros, revistas y periódicos	12.000	0	0	0	0	0	12.000
402	05	05	00	Material de enseñanza	6.600	0	0	0	0	0	6.600
402	06	00	00	Productos químicos y derivados	4.861	0	0	0	0	0	4.861
402	06	05	00	Productos de tocador	193	0	0	0	0	0	193
402	06	06	00	Combustibles y lubricantes	4.668	0	0	0	0	0	4.668
402	10	00	00	Productos varios y útiles diversos	10.045	0	0	0	0	0	10.045
402	10	01	00	Artículos de deporte, recreación y juguetes	4.800	0	0	0	0	0	4.800
402	10	03	00	Utensilios de cocina y comedor	21	0	0	0	0	0	21
402	10	06	00	Condecoraciones, ofrendas y similares	2.162	0	0	0	0	0	2.162
402	10	99	00	Otros productos y útiles diversos	3.062	0	0	0	0	0	3.062
402	99	00	00	Otros materiales y suministros	3.600	0	0	0	0	0	3.600
402	99	01	00	Otros materiales y suministros	3.600	0	0	0	0	0	3.600
403	**00**	**00**	**00**	**Servicios no personales**	**812.240**	**0**	**0**	**0**	**0**	0	**812.240**
403	01	00	00	Alquileres de inmuebles	723	0	0	0	0	0	723
403	01	02	00	Alquileres de instalaciones culturales y recreativas	723	0	0	0	0	0	723
403	02	00	00	Alquileres de maquinaria y equipos	54.000	0	0	0	0	0	54.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	54.000	0	0	0	0	0	54.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117547 590080000 EJECUCIÓN DEL PLAN DE PARTICIPACIÓN POPULAR

OBJETIVO DEL PROYECTO: EJECUTAR LAS ACTIVIDADES DEL PLAN DE PARTICIPACIÓN POPULAR PARA EL FORTALECIMIENTO DEL PODER POPULAR EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590080002 DISEÑO E IMPULSO DE LA IMPLEMENTACIÓN DE SERVICIO ELÉCTRICO EN ZONAS NO SERVIDAS, ASÍ COMO EL RESGUARDO DEL SISTEMA ELÉCTRICO NACIONAL Y EL SEGUIMIENTO DE LA CALIDAD

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 600

RESPONSABLE/EJECUTOR: MPPEE / DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	719	0	0	0	0	0	719
403	06	01	00	Fletes y embalajes	719	0	0	0	0	0	719
403	07	00	00	Servicios de información, impresión y relaciones públicas	150.050	0	0	0	0	0	150.050
403	07	02	00	Imprenta y reproducción	84.000	0	0	0	0	0	84.000
403	07	03	00	Relaciones sociales	64.800	0	0	0	0	0	64.800
403	07	04	00	Avisos	1.250	0	0	0	0	0	1.250
403	09	00	00	Viáticos y pasajes	324.000	0	0	0	0	0	324.000
403	09	01	00	Viáticos y pasajes dentro del país	90.000	0	0	0	0	0	90.000
403	09	02	00	Viáticos y pasajes fuera del país	234.000	0	0	0	0	0	234.000
403	10	00	00	Servicios profesionales y técnicos	173.681	0	0	0	0	0	173.681
403	10	07	00	Servicios de capacitación y adiestramiento	119.681	0	0	0	0	0	119.681
403	10	99	00	Otros servicios profesionales y técnicos	54.000	0	0	0	0	0	54.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.800	0	0	0	0	0	1.800
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.800	0	0	0	0	0	1.800
403	12	00	00	Conservación y reparaciones menores de obras	719	0	0	0	0	0	719
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	719	0	0	0	0	0	719
403	18	00	00	Impuestos indirectos	105.829	0	0	0	0	0	105.829
403	18	01	00	Impuesto al valor agregado	105.829	0	0	0	0	0	105.829
403	99	00	00	Otros servicios no personales	719	0	0	0	0	0	719
403	99	01	00	Otros servicios no personales	719	0	0	0	0	0	719
404	**00**	**00**	**00**	**Activos reales**	**1.440**	**0**	**0**	**0**	**0**	**0**	**1.440**
404	12	00	00	Activos intangibles	720	0	0	0	0	0	720
404	12	99	00	Otros activos intangibles	720	0	0	0	0	0	720
404	99	00	00	Otros activos reales	720	0	0	0	0	0	720

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117547 590080000 EJECUCIÓN DEL PLAN DE PARTICIPACIÓN POPULAR

OBJETIVO DEL PROYECTO: EJECUTAR LAS ACTIVIDADES DEL PLAN DE PARTICIPACIÓN POPULAR PARA EL FORTALECIMIENTO DEL PODER POPULAR EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590080002 DISEÑO E IMPULSO DE LA IMPLEMENTACIÓN DE SERVICIO ELÉCTRICO EN ZONAS NO SERVIDAS, ASÍ COMO EL RESGUARDO DEL SISTEMA ELÉCTRICO NACIONAL Y EL SEGUIMIENTO DE LA CALIDAD

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 600

RESPONSABLE/EJECUTOR: MPPEE / DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	720	0	0	0	0	0	720
				Totales	**987.737**	**0**	**0**	**0**	**0**	0	**987.737**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117547 590080000 EJECUCIÓN DEL PLAN DE PARTICIPACIÓN POPULAR

OBJETIVO DEL PROYECTO: EJECUTAR LAS ACTIVIDADES DEL PLAN DE PARTICIPACIÓN POPULAR PARA EL FORTALECIMIENTO DEL PODER POPULAR EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590080003 IMPULSO A LA CREACIÓN DE EMPRESAS DE PROPIEDAD SOCIAL DIRECTA E INDIRECTA COMUNAL EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: EMPRESA **META:** 240

RESPONSABLE/EJECUTOR: MPPEE / DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**174.057**	0	0	0	0	0	**174.057**
402	01	00	00	Productos alimenticios y agropecuarios	119.513	0	0	0	0	0	119.513
402	01	01	00	Alimentos y bebidas para personas	119.513	0	0	0	0	0	119.513
402	03	00	00	Textiles y vestuarios	17.438	0	0	0	0	0	17.438
402	03	01	00	Textiles	3.037	0	0	0	0	0	3.037
402	03	02	00	Prendas de vestir	14.401	0	0	0	0	0	14.401
402	05	00	00	Productos de papel, cartón e impresos	18.600	0	0	0	0	0	18.600
402	05	04	00	Libros, revistas y periódicos	12.000	0	0	0	0	0	12.000
402	05	05	00	Material de enseñanza	6.600	0	0	0	0	0	6.600
402	06	00	00	Productos químicos y derivados	4.861	0	0	0	0	0	4.861
402	06	05	00	Productos de tocador	193	0	0	0	0	0	193
402	06	06	00	Combustibles y lubricantes	4.668	0	0	0	0	0	4.668
402	10	00	00	Productos varios y útiles diversos	10.045	0	0	0	0	0	10.045
402	10	01	00	Artículos de deporte, recreación y juguetes	4.800	0	0	0	0	0	4.800
402	10	03	00	Utensilios de cocina y comedor	21	0	0	0	0	0	21
402	10	06	00	Condecoraciones, ofrendas y similares	2.162	0	0	0	0	0	2.162
402	10	99	00	Otros productos y útiles diversos	3.062	0	0	0	0	0	3.062
402	99	00	00	Otros materiales y suministros	3.600	0	0	0	0	0	3.600
402	99	01	00	Otros materiales y suministros	3.600	0	0	0	0	0	3.600
403	**00**	**00**	**00**	**Servicios no personales**	**812.240**	0	0	0	0	0	812.240
403	01	00	00	Alquileres de inmuebles	723	0	0	0	0	0	723
403	01	02	00	Alquileres de instalaciones culturales y recreativas	723	0	0	0	0	0	723
403	02	00	00	Alquileres de maquinaria y equipos	54.000	0	0	0	0	0	54.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	54.000	0	0	0	0	0	54.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117547 590080000 EJECUCIÓN DEL PLAN DE PARTICIPACIÓN POPULAR

OBJETIVO DEL PROYECTO: EJECUTAR LAS ACTIVIDADES DEL PLAN DE PARTICIPACIÓN POPULAR PARA EL FORTALECIMIENTO DEL PODER POPULAR EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590080003 IMPULSO A LA CREACIÓN DE EMPRESAS DE PROPIEDAD SOCIAL DIRECTA E INDIRECTA COMUNAL EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: EMPRESA **META:** 240

RESPONSABLE/EJECUTOR: MPPEE / DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	719	0	0	0	0	0	719
403	06	01	00	Fletes y embalajes	719	0	0	0	0	0	719
403	07	00	00	Servicios de información, impresión y relaciones públicas	150.050	0	0	0	0	0	150.050
403	07	02	00	Imprenta y reproducción	84.000	0	0	0	0	0	84.000
403	07	03	00	Relaciones sociales	64.800	0	0	0	0	0	64.800
403	07	04	00	Avisos	1.250	0	0	0	0	0	1.250
403	09	00	00	Viáticos y pasajes	324.000	0	0	0	0	0	324.000
403	09	01	00	Viáticos y pasajes dentro del país	90.000	0	0	0	0	0	90.000
403	09	02	00	Viáticos y pasajes fuera del país	234.000	0	0	0	0	0	234.000
403	10	00	00	Servicios profesionales y técnicos	173.681	0	0	0	0	0	173.681
403	10	07	00	Servicios de capacitación y adiestramiento	119.681	0	0	0	0	0	119.681
403	10	99	00	Otros servicios profesionales y técnicos	54.000	0	0	0	0	0	54.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.800	0	0	0	0	0	1.800
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.800	0	0	0	0	0	1.800
403	12	00	00	Conservación y reparaciones menores de obras	719	0	0	0	0	0	719
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	719	0	0	0	0	0	719
403	18	00	00	Impuestos indirectos	105.829	0	0	0	0	0	105.829
403	18	01	00	Impuesto al valor agregado	105.829	0	0	0	0	0	105.829
403	99	00	00	Otros servicios no personales	719	0	0	0	0	0	719
403	99	01	00	Otros servicios no personales	719	0	0	0	0	0	719
404	**00**	**00**	**00**	**Activos reales**	**1.440**	**0**	**0**	**0**	**0**	0	**1.440**
404	12	00	00	Activos intangibles	720	0	0	0	0	0	720
404	12	99	00	Otros activos intangibles	720	0	0	0	0	0	720
404	99	00	00	Otros activos reales	720	0	0	0	0	0	720

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117547 590080000 EJECUCIÓN DEL PLAN DE PARTICIPACIÓN POPULAR

OBJETIVO DEL PROYECTO: EJECUTAR LAS ACTIVIDADES DEL PLAN DE PARTICIPACIÓN POPULAR PARA EL FORTALECIMIENTO DEL PODER POPULAR EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590080003 IMPULSO A LA CREACIÓN DE EMPRESAS DE PROPIEDAD SOCIAL DIRECTA E INDIRECTA COMUNAL EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: EMPRESA **META:** 240

RESPONSABLE/EJECUTOR: MPPEE / DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	720	0	0	0	0	0	720
				Totales	**987.737**	**0**	**0**	**0**	**0**	**0**	**987.737**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117547 590080000 EJECUCIÓN DEL PLAN DE PARTICIPACIÓN POPULAR

OBJETIVO DEL PROYECTO: EJECUTAR LAS ACTIVIDADES DEL PLAN DE PARTICIPACIÓN POPULAR PARA EL FORTALECIMIENTO DEL PODER POPULAR EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590080004 APLICACIÓN PERMANENTE DEL SISTEMA DE SEGUIMIENTO Y CONTROL DEL PLAN DE PARTICIPACIÓN POPULAR

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: MPPEE / DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**203.061**	0	0	0	0	0	**203.061**
402	01	00	00	Productos alimenticios y agropecuarios	139.440	0	0	0	0	0	139.440
402	01	01	00	Alimentos y bebidas para personas	139.440	0	0	0	0	0	139.440
402	03	00	00	Textiles y vestuarios	20.343	0	0	0	0	0	20.343
402	03	01	00	Textiles	3.543	0	0	0	0	0	3.543
402	03	02	00	Prendas de vestir	16.800	0	0	0	0	0	16.800
402	05	00	00	Productos de papel, cartón e impresos	21.700	0	0	0	0	0	21.700
402	05	04	00	Libros, revistas y periódicos	14.000	0	0	0	0	0	14.000
402	05	05	00	Material de enseñanza	7.700	0	0	0	0	0	7.700
402	06	00	00	Productos químicos y derivados	5.670	0	0	0	0	0	5.670
402	06	05	00	Productos de tocador	220	0	0	0	0	0	220
402	06	06	00	Combustibles y lubricantes	5.450	0	0	0	0	0	5.450
402	10	00	00	Productos varios y útiles diversos	11.708	0	0	0	0	0	11.708
402	10	01	00	Artículos de deporte, recreación y juguetes	5.600	0	0	0	0	0	5.600
402	10	03	00	Utensilios de cocina y comedor	20	0	0	0	0	0	20
402	10	06	00	Condecoraciones, ofrendas y similares	2.519	0	0	0	0	0	2.519
402	10	99	00	Otros productos y útiles diversos	3.569	0	0	0	0	0	3.569
402	99	00	00	Otros materiales y suministros	4.200	0	0	0	0	0	4.200
402	99	01	00	Otros materiales y suministros	4.200	0	0	0	0	0	4.200
403	**00**	**00**	**00**	**Servicios no personales**	**947.592**	0	0	0	0	0	**947.592**
403	01	00	00	Alquileres de inmuebles	835	0	0	0	0	0	835
403	01	02	00	Alquileres de instalaciones culturales y recreativas	835	0	0	0	0	0	835
403	02	00	00	Alquileres de maquinaria y equipos	63.000	0	0	0	0	0	63.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	63.000	0	0	0	0	0	63.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117547 590080000 EJECUCIÓN DEL PLAN DE PARTICIPACIÓN POPULAR

OBJETIVO DEL PROYECTO: EJECUTAR LAS ACTIVIDADES DEL PLAN DE PARTICIPACIÓN POPULAR PARA EL FORTALECIMIENTO DEL PODER POPULAR EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590080004 APLICACIÓN PERMANENTE DEL SISTEMA DE SEGUIMIENTO Y CONTROL DEL PLAN DE PARTICIPACIÓN POPULAR

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: MPPEE / DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	838	0	0	0	0	0	838
403	06	01	00	Fletes y embalajes	838	0	0	0	0	0	838
403	07	00	00	Servicios de información, impresión y relaciones públicas	175.049	0	0	0	0	0	175.049
403	07	02	00	Imprenta y reproducción	98.000	0	0	0	0	0	98.000
403	07	03	00	Relaciones sociales	75.598	0	0	0	0	0	75.598
403	07	04	00	Avisos	1.451	0	0	0	0	0	1.451
403	09	00	00	Viáticos y pasajes	378.000	0	0	0	0	0	378.000
403	09	01	00	Viáticos y pasajes dentro del país	105.000	0	0	0	0	0	105.000
403	09	02	00	Viáticos y pasajes fuera del país	273.000	0	0	0	0	0	273.000
403	10	00	00	Servicios profesionales y técnicos	202.630	0	0	0	0	0	202.630
403	10	07	00	Servicios de capacitación y adiestramiento	139.630	0	0	0	0	0	139.630
403	10	99	00	Otros servicios profesionales y técnicos	63.000	0	0	0	0	0	63.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.100	0	0	0	0	0	2.100
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.100	0	0	0	0	0	2.100
403	12	00	00	Conservación y reparaciones menores de obras	838	0	0	0	0	0	838
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	838	0	0	0	0	0	838
403	18	00	00	Impuestos indirectos	123.464	0	0	0	0	0	123.464
403	18	01	00	Impuesto al valor agregado	123.464	0	0	0	0	0	123.464
403	99	00	00	Otros servicios no personales	838	0	0	0	0	0	838
403	99	01	00	Otros servicios no personales	838	0	0	0	0	0	838
404	**00**	**00**	**00**	**Activos reales**	**1.680**	**0**	**0**	**0**	**0**	0	**1.680**
404	12	00	00	Activos intangibles	840	0	0	0	0	0	840
404	12	99	00	Otros activos intangibles	840	0	0	0	0	0	840
404	99	00	00	Otros activos reales	840	0	0	0	0	0	840

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117547 590080000 EJECUCIÓN DEL PLAN DE PARTICIPACIÓN POPULAR

OBJETIVO DEL PROYECTO: EJECUTAR LAS ACTIVIDADES DEL PLAN DE PARTICIPACIÓN POPULAR PARA EL FORTALECIMIENTO DEL PODER POPULAR EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590080004 APLICACIÓN PERMANENTE DEL SISTEMA DE SEGUIMIENTO Y CONTROL DEL PLAN DE PARTICIPACIÓN POPULAR

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: MPPEE / DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	840	0	0	0	0	0	840
				Totales	**1.152.333**	**0**	**0**	**0**	**0**	**0**	**1.152.333**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117547 590080000 EJECUCIÓN DEL PLAN DE PARTICIPACIÓN POPULAR

OBJETIVO DEL PROYECTO: EJECUTAR LAS ACTIVIDADES DEL PLAN DE PARTICIPACIÓN POPULAR PARA EL FORTALECIMIENTO DEL PODER POPULAR EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590080005 REAJUSTE DEL PLAN DE PARTICIPACIÓN POPULAR

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**87.027**	**0**	**0**	**0**	**0**	**0**	**87.027**
402	01	00	00	Productos alimenticios y agropecuarios	59.758	0	0	0	0	0	59.758
402	01	01	00	Alimentos y bebidas para personas	59.758	0	0	0	0	0	59.758
402	03	00	00	Textiles y vestuarios	8.713	0	0	0	0	0	8.713
402	03	01	00	Textiles	1.518	0	0	0	0	0	1.518
402	03	02	00	Prendas de vestir	7.195	0	0	0	0	0	7.195
402	05	00	00	Productos de papel, cartón e impresos	9.300	0	0	0	0	0	9.300
402	05	04	00	Libros, revistas y periódicos	6.000	0	0	0	0	0	6.000
402	05	05	00	Material de enseñanza	3.300	0	0	0	0	0	3.300
402	06	00	00	Productos químicos y derivados	2.432	0	0	0	0	0	2.432
402	06	05	00	Productos de tocador	100	0	0	0	0	0	100
402	06	06	00	Combustibles y lubricantes	2.332	0	0	0	0	0	2.332
402	10	00	00	Productos varios y útiles diversos	5.024	0	0	0	0	0	5.024
402	10	01	00	Artículos de deporte, recreación y juguetes	2.400	0	0	0	0	0	2.400
402	10	03	00	Utensilios de cocina y comedor	12	0	0	0	0	0	12
402	10	06	00	Condecoraciones, ofrendas y similares	1.081	0	0	0	0	0	1.081
402	10	99	00	Otros productos y útiles diversos	1.531	0	0	0	0	0	1.531
402	99	00	00	Otros materiales y suministros	1.800	0	0	0	0	0	1.800
402	99	01	00	Otros materiales y suministros	1.800	0	0	0	0	0	1.800
403	**00**	**00**	**00**	**Servicios no personales**	**405.499**	**0**	**0**	**0**	**0**	**0**	**405.499**
403	01	00	00	Alquileres de inmuebles	362	0	0	0	0	0	362
403	01	02	00	Alquileres de instalaciones culturales y recreativas	362	0	0	0	0	0	362
403	02	00	00	Alquileres de maquinaria y equipos	27.000	0	0	0	0	0	27.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	27.000	0	0	0	0	0	27.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117547 590080000 EJECUCIÓN DEL PLAN DE PARTICIPACIÓN POPULAR

OBJETIVO DEL PROYECTO: EJECUTAR LAS ACTIVIDADES DEL PLAN DE PARTICIPACIÓN POPULAR PARA EL FORTALECIMIENTO DEL PODER POPULAR EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590080005 REAJUSTE DEL PLAN DE PARTICIPACIÓN POPULAR

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	75.020	0	0	0	0	0	75.020
403	07	02	00	Imprenta y reproducción	42.000	0	0	0	0	0	42.000
403	07	03	00	Relaciones sociales	32.400	0	0	0	0	0	32.400
403	07	04	00	Avisos	620	0	0	0	0	0	620
403	09	00	00	Viáticos y pasajes	162.000	0	0	0	0	0	162.000
403	09	01	00	Viáticos y pasajes dentro del país	45.000	0	0	0	0	0	45.000
403	09	02	00	Viáticos y pasajes fuera del país	117.000	0	0	0	0	0	117.000
403	10	00	00	Servicios profesionales y técnicos	86.838	0	0	0	0	0	86.838
403	10	07	00	Servicios de capacitación y adiestramiento	59.838	0	0	0	0	0	59.838
403	10	99	00	Otros servicios profesionales y técnicos	27.000	0	0	0	0	0	27.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	900	0	0	0	0	0	900
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	900	0	0	0	0	0	900
403	12	00	00	Conservación y reparaciones menores de obras	362	0	0	0	0	0	362
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	362	0	0	0	0	0	362
403	18	00	00	Impuestos indirectos	52.655	0	0	0	0	0	52.655
403	18	01	00	Impuesto al valor agregado	52.655	0	0	0	0	0	52.655
403	99	00	00	Otros servicios no personales	362	0	0	0	0	0	362
403	99	01	00	Otros servicios no personales	362	0	0	0	0	0	362
404	**00**	**00**	**00**	**Activos reales**	**720**	**0**	**0**	**0**	**0**	0	720
404	12	00	00	Activos intangibles	360	0	0	0	0	0	360
404	12	99	00	Otros activos intangibles	360	0	0	0	0	0	360
404	99	00	00	Otros activos reales	360	0	0	0	0	0	360
404	99	01	00	Otros activos reales	360	0	0	0	0	0	360
				Totales	**493.246**	**0**	**0**	**0**	**0**	0	**493.246**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117488 590081000 FORMACIÓN E INVESTIGACIÓN SOCIO-POLÍTICA

OBJETIVO DEL PROYECTO: DESARROLLAR LÍNEAS DE INVESTIGACIÓN QUE BUSQUEN UN PERFECCIONAMIENTO DE LA FORMACIÓN E IMPARTIR FORMACIÓN SOCIO-POLÍTICA Y CAPACITACIÓN TÉCNICA Y ADMINISTRATIVA DE LOS MIEMBROS DEL SEN Y COMUNIDADES, PARA HACERLES CONOCER Y PROMOVER SU PARTICIPACIÓN ACTIVA EN RELACIÓN A LA POLÍTICA DE ESTADO Y DEL MPPEE

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 2.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**580.195**	**0**	**0**	**0**	**0**	**0**	**580.195**
402	01	00	00	Productos alimenticios y agropecuarios	397.382	0	0	0	0	0	397.382
402	01	01	00	Alimentos y bebidas para personas	397.382	0	0	0	0	0	397.382
402	03	00	00	Textiles y vestuarios	53.925	0	0	0	0	0	53.925
402	03	01	00	Textiles	10.119	0	0	0	0	0	10.119
402	03	02	00	Prendas de vestir	43.806	0	0	0	0	0	43.806
402	05	00	00	Productos de papel, cartón e impresos	59.485	0	0	0	0	0	59.485
402	05	04	00	Libros, revistas y periódicos	37.485	0	0	0	0	0	37.485
402	05	05	00	Material de enseñanza	22.000	0	0	0	0	0	22.000
402	06	00	00	Productos químicos y derivados	16.204	0	0	0	0	0	16.204
402	06	05	00	Productos de tocador	643	0	0	0	0	0	643
402	06	06	00	Combustibles y lubricantes	15.561	0	0	0	0	0	15.561
402	10	00	00	Productos varios y útiles diversos	41.199	0	0	0	0	0	41.199
402	10	01	00	Artículos de deporte, recreación y juguetes	16.000	0	0	0	0	0	16.000
402	10	03	00	Utensilios de cocina y comedor	71	0	0	0	0	0	71
402	10	06	00	Condecoraciones, ofrendas y similares	7.200	0	0	0	0	0	7.200
402	10	11	00	Materiales eléctricos	14.866	0	0	0	0	0	14.866
402	10	99	00	Otros productos y útiles diversos	3.062	0	0	0	0	0	3.062
402	99	00	00	Otros materiales y suministros	12.000	0	0	0	0	0	12.000
402	99	01	00	Otros materiales y suministros	12.000	0	0	0	0	0	12.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.757.066**	**0**	**0**	**0**	**0**	**0**	**2.757.066**
403	01	00	00	Alquileres de inmuebles	2.405	0	0	0	0	0	2.405
403	01	02	00	Alquileres de instalaciones culturales y recreativas	2.405	0	0	0	0	0	2.405
403	02	00	00	Alquileres de maquinaria y equipos	180.000	0	0	0	0	0	180.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	180.000	0	0	0	0	0	180.000
403	06	00	00	Servicios de transporte y almacenaje	2.400	0	0	0	0	0	2.400
403	06	01	00	Fletes y embalajes	2.400	0	0	0	0	0	2.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	503.310	0	0	0	0	0	503.310

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117488 590081000 FORMACIÓN E INVESTIGACIÓN SOCIO-POLÍTICA

OBJETIVO DEL PROYECTO: DESARROLLAR LÍNEAS DE INVESTIGACIÓN QUE BUSQUEN UN PERFECCIONAMIENTO DE LA FORMACIÓN E IMPARTIR FORMACIÓN SOCIO-POLÍTICA Y CAPACITACIÓN TÉCNICA Y ADMINISTRATIVA DE LOS MIEMBROS DEL SEN Y COMUNIDADES, PARA HACERLES CONOCER Y PROMOVER SU PARTICIPACIÓN ACTIVA EN RELACIÓN A LA POLÍTICA DE ESTADO Y DEL MPPEE

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 2.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	280.000	0	0	0	0	0	280.000
403	07	03	00	Relaciones sociales	219.149	0	0	0	0	0	219.149
403	07	04	00	Avisos	4.161	0	0	0	0	0	4.161
403	09	00	00	Viáticos y pasajes	1.080.000	0	0	0	0	0	1.080.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	0	300.000
403	09	02	00	Viáticos y pasajes fuera del país	780.000	0	0	0	0	0	780.000
403	10	00	00	Servicios profesionales y técnicos	578.937	0	0	0	0	0	578.937
403	10	07	00	Servicios de capacitación y adiestramiento	398.937	0	0	0	0	0	398.937
403	10	99	00	Otros servicios profesionales y técnicos	180.000	0	0	0	0	0	180.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.000	0	0	0	0	0	6.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	6.000	0	0	0	0	0	6.000
403	12	00	00	Conservación y reparaciones menores de obras	2.400	0	0	0	0	0	2.400
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.400	0	0	0	0	0	2.400
403	18	00	00	Impuestos indirectos	399.214	0	0	0	0	0	399.214
403	18	01	00	Impuesto al valor agregado	399.214	0	0	0	0	0	399.214
403	99	00	00	Otros servicios no personales	2.400	0	0	0	0	0	2.400
403	99	01	00	Otros servicios no personales	2.400	0	0	0	0	0	2.400
404	**00**	**00**	**00**	**Activos reales**	**4.800**	**0**	**0**	**0**	**0**	**0**	**4.800**
404	12	00	00	Activos intangibles	2.400	0	0	0	0	0	2.400
404	12	99	00	Otros activos intangibles	2.400	0	0	0	0	0	2.400
404	99	00	00	Otros activos reales	2.400	0	0	0	0	0	2.400
404	99	01	00	Otros activos reales	2.400	0	0	0	0	0	2.400
				Totales	**3.342.061**	**0**	**0**	**0**	**0**	**0**	**3.342.061**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117488 590081000 FORMACIÓN E INVESTIGACIÓN SOCIO-POLÍTICA

OBJETIVO DEL PROYECTO: DESARROLLAR LÍNEAS DE INVESTIGACIÓN QUE BUSQUEN UN PERFECCIONAMIENTO DE LA FORMACIÓN E IMPARTIR FORMACIÓN SOCIO-POLÍTICA Y CAPACITACIÓN TÉCNICA Y ADMINISTRATIVA DE LOS MIEMBROS DEL SEN Y COMUNIDADES, PARA HACERLES CONOCER Y PROMOVER SU PARTICIPACIÓN ACTIVA EN RELACIÓN A LA POLÍTICA DE ESTADO Y DEL MPPEE

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 2.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117488 590081000 FORMACIÓN E INVESTIGACIÓN SOCIO-POLÍTICA

OBJETIVO DEL PROYECTO: DESARROLLAR LÍNEAS DE INVESTIGACIÓN QUE BUSQUEN UN PERFECCIONAMIENTO DE LA FORMACIÓN E IMPARTIR FORMACIÓN SOCIO-POLÍTICA Y CAPACITACIÓN TÉCNICA Y ADMINISTRATIVA DE LOS MIEMBROS DEL SEN Y COMUNIDADES, PARA HACERLES CONOCER Y PROMOVER SU PARTICIPACIÓN ACTIVA EN RELACIÓN A LA POLÍTICA DE ESTADO Y DEL MPPEE

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 2.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590081001 FORMACIÓN SOCIO-POLÍTICA Y CAPACITACIÓN TÉCNICA Y ADMINISTRATIVA HACIA Y CON TRABAJADORAS Y TRABAJADORES Y COMUNIDADES

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 2.000

RESPONSABLE/EJECUTOR: MPPEE / DGPP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**406.140**	**0**	**0**	**0**	**0**	**0**	**406.140**
402	01	00	00	Productos alimenticios y agropecuarios	277.871	0	0	0	0	0	277.871
402	01	01	00	Alimentos y bebidas para personas	277.871	0	0	0	0	0	277.871
402	03	00	00	Textiles y vestuarios	36.487	0	0	0	0	0	36.487
402	03	01	00	Textiles	7.082	0	0	0	0	0	7.082
402	03	02	00	Prendas de vestir	29.405	0	0	0	0	0	29.405
402	05	00	00	Productos de papel, cartón e impresos	40.885	0	0	0	0	0	40.885
402	05	04	00	Libros, revistas y periódicos	25.485	0	0	0	0	0	25.485
402	05	05	00	Material de enseñanza	15.400	0	0	0	0	0	15.400
402	06	00	00	Productos químicos y derivados	11.343	0	0	0	0	0	11.343
402	06	05	00	Productos de tocador	450	0	0	0	0	0	450
402	06	06	00	Combustibles y lubricantes	10.893	0	0	0	0	0	10.893
402	10	00	00	Productos varios y útiles diversos	31.154	0	0	0	0	0	31.154
402	10	01	00	Artículos de deporte, recreación y juguetes	11.200	0	0	0	0	0	11.200
402	10	03	00	Utensilios de cocina y comedor	50	0	0	0	0	0	50
402	10	06	00	Condecoraciones, ofrendas y similares	5.038	0	0	0	0	0	5.038
402	10	11	00	Materiales eléctricos	14.866	0	0	0	0	0	14.866
402	99	00	00	Otros materiales y suministros	8.400	0	0	0	0	0	8.400
402	99	01	00	Otros materiales y suministros	8.400	0	0	0	0	0	8.400
403	**00**	**00**	**00**	**Servicios no personales**	**1.929.945**	**0**	**0**	**0**	**0**	**0**	**1.929.945**
403	01	00	00	Alquileres de inmuebles	1.683	0	0	0	0	0	1.683
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.683	0	0	0	0	0	1.683
403	02	00	00	Alquileres de maquinaria y equipos	126.000	0	0	0	0	0	126.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	126.000	0	0	0	0	0	126.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117488 590081000 FORMACIÓN E INVESTIGACIÓN SOCIO-POLÍTICA

OBJETIVO DEL PROYECTO: DESARROLLAR LÍNEAS DE INVESTIGACIÓN QUE BUSQUEN UN PERFECCIONAMIENTO DE LA FORMACIÓN E IMPARTIR FORMACIÓN SOCIO-POLÍTICA Y CAPACITACIÓN TÉCNICA Y ADMINISTRATIVA DE LOS MIEMBROS DEL SEN Y COMUNIDADES, PARA HACERLES CONOCER Y PROMOVER SU PARTICIPACIÓN ACTIVA EN RELACIÓN A LA POLÍTICA DE ESTADO Y DEL MPPEE

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 2.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590081001 FORMACIÓN SOCIO-POLÍTICA Y CAPACITACIÓN TÉCNICA Y ADMINISTRATIVA HACIA Y CON TRABAJADORAS Y TRABAJADORES Y COMUNIDADES

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 2.000

RESPONSABLE/EJECUTOR: MPPEE / DGPP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	1.681	0	0	0	0	0	1.681
403	06	01	00	Fletes y embalajes	1.681	0	0	0	0	0	1.681
403	07	00	00	Servicios de información, impresión y relaciones públicas	353.261	0	0	0	0	0	353.261
403	07	02	00	Imprenta y reproducción	196.000	0	0	0	0	0	196.000
403	07	03	00	Relaciones sociales	154.350	0	0	0	0	0	154.350
403	07	04	00	Avisos	2.911	0	0	0	0	0	2.911
403	09	00	00	Viáticos y pasajes	756.000	0	0	0	0	0	756.000
403	09	01	00	Viáticos y pasajes dentro del país	210.000	0	0	0	0	0	210.000
403	09	02	00	Viáticos y pasajes fuera del país	546.000	0	0	0	0	0	546.000
403	10	00	00	Servicios profesionales y técnicos	405.256	0	0	0	0	0	405.256
403	10	07	00	Servicios de capacitación y adiestramiento	279.256	0	0	0	0	0	279.256
403	10	99	00	Otros servicios profesionales y técnicos	126.000	0	0	0	0	0	126.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.200	0	0	0	0	0	4.200
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	4.200	0	0	0	0	0	4.200
403	12	00	00	Conservación y reparaciones menores de obras	1.681	0	0	0	0	0	1.681
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.681	0	0	0	0	0	1.681
403	18	00	00	Impuestos indirectos	278.502	0	0	0	0	0	278.502
403	18	01	00	Impuesto al valor agregado	278.502	0	0	0	0	0	278.502
403	99	00	00	Otros servicios no personales	1.681	0	0	0	0	0	1.681
403	99	01	00	Otros servicios no personales	1.681	0	0	0	0	0	1.681
404	**00**	**00**	**00**	**Activos reales**	**3.360**	**0**	**0**	**0**	**0**	0	**3.360**
404	12	00	00	Activos intangibles	1.680	0	0	0	0	0	1.680
404	12	99	00	Otros activos intangibles	1.680	0	0	0	0	0	1.680
404	99	00	00	Otros activos reales	1.680	0	0	0	0	0	1.680

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117488 590081000 FORMACIÓN E INVESTIGACIÓN SOCIO-POLÍTICA

OBJETIVO DEL PROYECTO: DESARROLLAR LÍNEAS DE INVESTIGACIÓN QUE BUSQUEN UN PERFECCIONAMIENTO DE LA FORMACIÓN E IMPARTIR FORMACIÓN SOCIO-POLÍTICA Y CAPACITACIÓN TÉCNICA Y ADMINISTRATIVA DE LOS MIEMBROS DEL SEN Y COMUNIDADES, PARA HACERLES CONOCER Y PROMOVER SU PARTICIPACIÓN ACTIVA EN RELACIÓN A LA POLÍTICA DE ESTADO Y DEL MPPEE

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 2.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 590081001 FORMACIÓN SOCIO-POLÍTICA Y CAPACITACIÓN TÉCNICA Y ADMINISTRATIVA HACIA Y CON TRABAJADORAS Y TRABAJADORES Y COMUNIDADES

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 2.000

RESPONSABLE/EJECUTOR: MPPEE / DGPP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	1.680	0	0	0	0	0	1.680
				Totales	**2.339.445**	0	0	0	0	0	**2.339.445**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117488 590081000 FORMACIÓN E INVESTIGACIÓN SOCIO-POLÍTICA

OBJETIVO DEL PROYECTO: DESARROLLAR LÍNEAS DE INVESTIGACIÓN QUE BUSQUEN UN PERFECCIONAMIENTO DE LA FORMACIÓN E IMPARTIR FORMACIÓN SOCIO-POLÍTICA Y CAPACITACIÓN TÉCNICA Y ADMINISTRATIVA DE LOS MIEMBROS DEL SEN Y COMUNIDADES, PARA HACERLES CONOCER Y PROMOVER SU PARTICIPACIÓN ACTIVA EN RELACIÓN A LA POLÍTICA DE ESTADO Y DEL MPPEE

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 2.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590081002 INVESTIGACIÓN SOCIO-POLÍTICA

UNIDAD DE MEDIDA: INFORME **META:** 8

RESPONSABLE/EJECUTOR: MPPEE / DGPP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**174.055**	**0**	**0**	**0**	**0**	**0**	**174.055**
402	01	00	00	Productos alimenticios y agropecuarios	119.511	0	0	0	0	0	119.511
402	01	01	00	Alimentos y bebidas para personas	119.511	0	0	0	0	0	119.511
402	03	00	00	Textiles y vestuarios	17.438	0	0	0	0	0	17.438
402	03	01	00	Textiles	3.037	0	0	0	0	0	3.037
402	03	02	00	Prendas de vestir	14.401	0	0	0	0	0	14.401
402	05	00	00	Productos de papel, cartón e impresos	18.600	0	0	0	0	0	18.600
402	05	04	00	Libros, revistas y periódicos	12.000	0	0	0	0	0	12.000
402	05	05	00	Material de enseñanza	6.600	0	0	0	0	0	6.600
402	06	00	00	Productos químicos y derivados	4.861	0	0	0	0	0	4.861
402	06	05	00	Productos de tocador	193	0	0	0	0	0	193
402	06	06	00	Combustibles y lubricantes	4.668	0	0	0	0	0	4.668
402	10	00	00	Productos varios y útiles diversos	10.045	0	0	0	0	0	10.045
402	10	01	00	Artículos de deporte, recreación y juguetes	4.800	0	0	0	0	0	4.800
402	10	03	00	Utensilios de cocina y comedor	21	0	0	0	0	0	21
402	10	06	00	Condecoraciones, ofrendas y similares	2.162	0	0	0	0	0	2.162
402	10	99	00	Otros productos y útiles diversos	3.062	0	0	0	0	0	3.062
402	99	00	00	Otros materiales y suministros	3.600	0	0	0	0	0	3.600
402	99	01	00	Otros materiales y suministros	3.600	0	0	0	0	0	3.600
403	**00**	**00**	**00**	**Servicios no personales**	**827.121**	**0**	**0**	**0**	**0**	**0**	**827.121**
403	01	00	00	Alquileres de inmuebles	722	0	0	0	0	0	722
403	01	02	00	Alquileres de instalaciones culturales y recreativas	722	0	0	0	0	0	722
403	02	00	00	Alquileres de maquinaria y equipos	54.000	0	0	0	0	0	54.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	54.000	0	0	0	0	0	54.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117488 590081000 FORMACIÓN E INVESTIGACIÓN SOCIO-POLÍTICA

OBJETIVO DEL PROYECTO: DESARROLLAR LÍNEAS DE INVESTIGACIÓN QUE BUSQUEN UN PERFECCIONAMIENTO DE LA FORMACIÓN E IMPARTIR FORMACIÓN SOCIO-POLÍTICA Y CAPACITACIÓN TÉCNICA Y ADMINISTRATIVA DE LOS MIEMBROS DEL SEN Y COMUNIDADES, PARA HACERLES CONOCER Y PROMOVER SU PARTICIPACIÓN ACTIVA EN RELACIÓN A LA POLÍTICA DE ESTADO Y DEL MPPEE

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 2.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590081002 INVESTIGACIÓN SOCIO-POLÍTICA

UNIDAD DE MEDIDA: INFORME **META:** 8

RESPONSABLE/EJECUTOR: MPPEE / DGPP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	719	0	0	0	0	0	719
403	06	01	00	Fletes y embalajes	719	0	0	0	0	0	719
403	07	00	00	Servicios de información, impresión y relaciones públicas	150.049	0	0	0	0	0	150.049
403	07	02	00	Imprenta y reproducción	84.000	0	0	0	0	0	84.000
403	07	03	00	Relaciones sociales	64.799	0	0	0	0	0	64.799
403	07	04	00	Avisos	1.250	0	0	0	0	0	1.250
403	09	00	00	Viáticos y pasajes	324.000	0	0	0	0	0	324.000
403	09	01	00	Viáticos y pasajes dentro del país	90.000	0	0	0	0	0	90.000
403	09	02	00	Viáticos y pasajes fuera del país	234.000	0	0	0	0	0	234.000
403	10	00	00	Servicios profesionales y técnicos	173.681	0	0	0	0	0	173.681
403	10	07	00	Servicios de capacitación y adiestramiento	119.681	0	0	0	0	0	119.681
403	10	99	00	Otros servicios profesionales y técnicos	54.000	0	0	0	0	0	54.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.800	0	0	0	0	0	1.800
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.800	0	0	0	0	0	1.800
403	12	00	00	Conservación y reparaciones menores de obras	719	0	0	0	0	0	719
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	719	0	0	0	0	0	719
403	18	00	00	Impuestos indirectos	120.712	0	0	0	0	0	120.712
403	18	01	00	Impuesto al valor agregado	120.712	0	0	0	0	0	120.712
403	99	00	00	Otros servicios no personales	719	0	0	0	0	0	719
403	99	01	00	Otros servicios no personales	719	0	0	0	0	0	719
404	**00**	**00**	**00**	**Activos reales**	**1.440**	**0**	**0**	**0**	**0**	0	**1.440**
404	12	00	00	Activos intangibles	720	0	0	0	0	0	720
404	12	99	00	Otros activos intangibles	720	0	0	0	0	0	720
404	99	00	00	Otros activos reales	720	0	0	0	0	0	720

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117488 590081000 FORMACIÓN E INVESTIGACIÓN SOCIO-POLÍTICA

OBJETIVO DEL PROYECTO: DESARROLLAR LÍNEAS DE INVESTIGACIÓN QUE BUSQUEN UN PERFECCIONAMIENTO DE LA FORMACIÓN E IMPARTIR FORMACIÓN SOCIO-POLÍTICA Y CAPACITACIÓN TÉCNICA Y ADMINISTRATIVA DE LOS MIEMBROS DEL SEN Y COMUNIDADES, PARA HACERLES CONOCER Y PROMOVER SU PARTICIPACIÓN ACTIVA EN RELACIÓN A LA POLÍTICA DE ESTADO Y DEL MPPEE

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 2.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590081002 INVESTIGACIÓN SOCIO-POLÍTICA

UNIDAD DE MEDIDA: INFORME **META:** 8

RESPONSABLE/EJECUTOR: MPPEE / DGPP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	720	0	0	0	0	0	720
				Totales	**1.002.616**	0	0	0	0	0	**1.002.616**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117206 590082000 PLAN ESTRATÉGICO INSTITUCIONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA FASE III Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: DIRECCIONAR LA ACCIÓN DEL MPPEE MEDIANTE LA PRESENTACIÓN DEL PROYECTO DE PLAN ESTRATÉGICO INSTITUCIONAL DEL MPPEE, DE ACUERDO A LAS NECESIDADES INTERNAS DEL SECTOR Y CIUDADANOS EN GENERAL, PARA MEJORAR LA CALIDAD DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**64.600**	**0**	**0**	**0**	**0**	**0**	**64.600**
402	01	00	00	Productos alimenticios y agropecuarios	62.600	0	0	0	0	0	62.600
402	01	01	00	Alimentos y bebidas para personas	62.600	0	0	0	0	0	62.600
402	05	00	00	Productos de papel, cartón e impresos	2.000	0	0	0	0	0	2.000
402	05	04	00	Libros, revistas y periódicos	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**151.285**	**0**	**0**	**0**	**0**	**0**	**151.285**
403	07	00	00	Servicios de información, impresión y relaciones públicas	100.500	0	0	0	0	0	100.500
403	07	02	00	Imprenta y reproducción	100.500	0	0	0	0	0	100.500
403	09	00	00	Viáticos y pasajes	27.500	0	0	0	0	0	27.500
403	09	01	00	Viáticos y pasajes dentro del país	27.500	0	0	0	0	0	27.500
403	18	00	00	Impuestos indirectos	23.285	0	0	0	0	0	23.285
403	18	01	00	Impuesto al valor agregado	23.285	0	0	0	0	0	23.285
				Totales	**215.885**	**0**	**0**	**0**	**0**	**0**	**215.885**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117206 590082000 PLAN ESTRATÉGICO INSTITUCIONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA FASE III Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: DIRECCIONAR LA ACCIÓN DEL MPPEE MEDIANTE LA PRESENTACIÓN DEL PROYECTO DE PLAN ESTRATÉGICO INSTITUCIONAL DEL MPPEE, DE ACUERDO A LAS NECESIDADES INTERNAS DEL SECTOR Y CIUDADANOS EN GENERAL, PARA MEJORAR LA CALIDAD DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117206 590082000 PLAN ESTRATÉGICO INSTITUCIONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA FASE III Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: DIRECCIONAR LA ACCIÓN DEL MPPEE MEDIANTE LA PRESENTACIÓN DEL PROYECTO DE PLAN ESTRATÉGICO INSTITUCIONAL DEL MPPEE, DE ACUERDO A LAS NECESIDADES INTERNAS DEL SECTOR Y CIUDADANOS EN GENERAL, PARA MEJORAR LA CALIDAD DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590082001 VINCULACIÓN DEL PROYECTO DE PLAN ESTRATÉGICO INSTITUCIONAL DEL MPPEE CON LOS PROYECTOS DEL ENTE ADSCRITO CORPOELEC

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**22.100**	**0**	**0**	**0**	**0**	0	**22.100**
402	01	00	00	Productos alimenticios y agropecuarios	22.100	0	0	0	0	0	22.100
402	01	01	00	Alimentos y bebidas para personas	22.100	0	0	0	0	0	22.100
403	**00**	**00**	**00**	**Servicios no personales**	**99.635**	**0**	**0**	**0**	**0**	0	**99.635**
403	07	00	00	Servicios de información, impresión y relaciones públicas	69.000	0	0	0	0	0	69.000
403	07	02	00	Imprenta y reproducción	69.000	0	0	0	0	0	69.000
403	09	00	00	Viáticos y pasajes	17.500	0	0	0	0	0	17.500
403	09	01	00	Viáticos y pasajes dentro del país	17.500	0	0	0	0	0	17.500
403	18	00	00	Impuestos indirectos	13.135	0	0	0	0	0	13.135
403	18	01	00	Impuesto al valor agregado	13.135	0	0	0	0	0	13.135
				Totales	**121.735**	**0**	**0**	**0**	**0**	0	**121.735**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117206 590082000 PLAN ESTRATÉGICO INSTITUCIONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA FASE III Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: DIRECCIONAR LA ACCIÓN DEL MPPEE MEDIANTE LA PRESENTACIÓN DEL PROYECTO DE PLAN ESTRATÉGICO INSTITUCIONAL DEL MPPEE, DE ACUERDO A LAS NECESIDADES INTERNAS DEL SECTOR Y CIUDADANOS EN GENERAL, PARA MEJORAR LA CALIDAD DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590082002 VINCULACIÓN DEL PROYECTO DE PLAN ESTRATÉGICO INSTITUCIONAL DEL MPPEE CON LOS PROYECTOS DEL ENTE ADSCRITO FUNDELEC

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.500**	**0**	**0**	**0**	**0**	0	**25.500**
402	01	00	00	Productos alimenticios y agropecuarios	25.500	0	0	0	0	0	25.500
402	01	01	00	Alimentos y bebidas para personas	25.500	0	0	0	0	0	25.500
403	**00**	**00**	**00**	**Servicios no personales**	**34.980**	**0**	**0**	**0**	**0**	0	**34.980**
403	07	00	00	Servicios de información, impresión y relaciones públicas	22.500	0	0	0	0	0	22.500
403	07	02	00	Imprenta y reproducción	22.500	0	0	0	0	0	22.500
403	09	00	00	Viáticos y pasajes	6.000	0	0	0	0	0	6.000
403	09	01	00	Viáticos y pasajes dentro del país	6.000	0	0	0	0	0	6.000
403	18	00	00	Impuestos indirectos	6.480	0	0	0	0	0	6.480
403	18	01	00	Impuesto al valor agregado	6.480	0	0	0	0	0	6.480
				Totales	**60.480**	**0**	**0**	**0**	**0**	0	**60.480**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117206 590082000 PLAN ESTRATÉGICO INSTITUCIONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA FASE III Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: DIRECCIONAR LA ACCIÓN DEL MPPEE MEDIANTE LA PRESENTACIÓN DEL PROYECTO DE PLAN ESTRATÉGICO INSTITUCIONAL DEL MPPEE, DE ACUERDO A LAS NECESIDADES INTERNAS DEL SECTOR Y CIUDADANOS EN GENERAL, PARA MEJORAR LA CALIDAD DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590082003 PRESENTACIÓN DEL DOCUMENTO DEL PLAN ESTRATÉGICO INSTITUCIONAL FASE III Y SUS ENTES ADSCRITOS A LAS AUTORIDADES PARA SU APROBACIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.000**	**0**	**0**	**0**	**0**	0	**17.000**
402	01	00	00	Productos alimenticios y agropecuarios	15.000	0	0	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	2.000	0	0	0	0	0	2.000
402	05	04	00	Libros, revistas y periódicos	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**16.670**	**0**	**0**	**0**	**0**	0	**16.670**
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.000	0	0	0	0	0	9.000
403	07	02	00	Imprenta y reproducción	9.000	0	0	0	0	0	9.000
403	09	00	00	Viáticos y pasajes	4.000	0	0	0	0	0	4.000
403	09	01	00	Viáticos y pasajes dentro del país	4.000	0	0	0	0	0	4.000
403	18	00	00	Impuestos indirectos	3.670	0	0	0	0	0	3.670
403	18	01	00	Impuesto al valor agregado	3.670	0	0	0	0	0	3.670
				Totales	**33.670**	**0**	**0**	**0**	**0**	0	**33.670**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117154 590083000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN)

OBJETIVO DEL PROYECTO: DAR RESPUESTA A LO ESTABLECIDO EN LOS ARTÍCULOS 5, 17 Y 21 DE LA LEY ORGÁNICA DEL SISTEMA Y SERVICIO ELÉCTRICO (LOSSE), ASÍ COMO, DISPONER DE UNA PROPUESTA DE MARCO REGULATORIO PARA EL SECTOR QUE INCENTIVE SU SUSTENTABILIDAD Y EFICIENCIA TÉCNICA-ECONÓMICA PARA SU CONSOLIDACIÓN CON UNA VISIÓN SOCIALISTA PARA TODAS Y TODOS LOS VENEZOLANOS

UNIDAD DE MEDIDA: INFORME **META:** 64

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**488.670**	**0**	**0**	**0**	**0**	**0**	**488.670**
402	01	00	00	Productos alimenticios y agropecuarios	352.480	0	0	0	0	0	352.480
402	01	01	00	Alimentos y bebidas para personas	352.480	0	0	0	0	0	352.480
402	03	00	00	Textiles y vestuarios	60.000	0	0	0	0	0	60.000
402	03	02	00	Prendas de vestir	60.000	0	0	0	0	0	60.000
402	05	00	00	Productos de papel, cartón e impresos	43.680	0	0	0	0	0	43.680
402	05	04	00	Libros, revistas y periódicos	43.680	0	0	0	0	0	43.680
402	06	00	00	Productos químicos y derivados	20.160	0	0	0	0	0	20.160
402	06	06	00	Combustibles y lubricantes	20.160	0	0	0	0	0	20.160
402	10	00	00	Productos varios y útiles diversos	12.350	0	0	0	0	0	12.350
402	10	99	00	Otros productos y útiles diversos	12.350	0	0	0	0	0	12.350
403	**00**	**00**	**00**	**Servicios no personales**	**36.880.511**	**0**	**0**	**0**	**0**	**0**	**36.880.511**
403	06	00	00	Servicios de transporte y almacenaje	57.900	0	0	0	0	0	57.900
403	06	01	00	Fletes y embalajes	54.400	0	0	0	0	0	54.400
403	06	03	00	Estacionamiento	3.500	0	0	0	0	0	3.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	946.162	0	0	0	0	0	946.162
403	07	02	00	Imprenta y reproducción	302.500	0	0	0	0	0	302.500
403	07	03	00	Relaciones sociales	429.062	0	0	0	0	0	429.062
403	07	04	00	Avisos	214.600	0	0	0	0	0	214.600
403	09	00	00	Viáticos y pasajes	2.757.301	0	0	0	0	0	2.757.301
403	09	01	00	Viáticos y pasajes dentro del país	1.504.001	0	0	0	0	0	1.504.001
403	09	02	00	Viáticos y pasajes fuera del país	1.253.300	0	0	0	0	0	1.253.300
403	10	00	00	Servicios profesionales y técnicos	27.336.367	0	0	0	0	0	27.336.367
403	10	01	00	Servicios jurídicos	75.000	0	0	0	0	0	75.000
403	10	07	00	Servicios de capacitación y adiestramiento	900.000	0	0	0	0	0	900.000
403	10	99	00	Otros servicios profesionales y técnicos	26.361.367	0	0	0	0	0	26.361.367
403	18	00	00	Impuestos indirectos	4.206.211	0	0	0	0	0	4.206.211
403	18	01	00	Impuesto al valor agregado	4.206.211	0	0	0	0	0	4.206.211

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117154 590083000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN)

OBJETIVO DEL PROYECTO: DAR RESPUESTA A LO ESTABLECIDO EN LOS ARTÍCULOS 5, 17 Y 21 DE LA LEY ORGÁNICA DEL SISTEMA Y SERVICIO ELÉCTRICO (LOSSE), ASÍ COMO, DISPONER DE UNA PROPUESTA DE MARCO REGULATORIO PARA EL SECTOR QUE INCENTIVE SU SUSTENTABILIDAD Y EFICIENCIA TÉCNICA-ECONÓMICA PARA SU CONSOLIDACIÓN CON UNA VISIÓN SOCIALISTA PARA TODAS Y TODOS LOS VENEZOLANOS

UNIDAD DE MEDIDA: INFORME **META:** 64

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	1.576.570	0	0	0	0	0	1.576.570
403	99	01	00	Otros servicios no personales	1.576.570	0	0	0	0	0	1.576.570
404	**00**	**00**	**00**	**Activos reales**	**2.055.450**	**0**	**0**	**0**	**0**	**0**	**2.055.450**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	25.450	0	0	0	0	0	25.450
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	25.450	0	0	0	0	0	25.450
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
404	05	01	00	Equipos de telecomunicaciones	5.000	0	0	0	0	0	5.000
404	12	00	00	Activos intangibles	2.025.000	0	0	0	0	0	2.025.000
404	12	04	00	Paquetes y programas de computación	2.025.000	0	0	0	0	0	2.025.000
				Totales	**39.424.631**	**0**	**0**	**0**	**0**	**0**	**39.424.631**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117154 590083000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN)

OBJETIVO DEL PROYECTO: DAR RESPUESTA A LO ESTABLECIDO EN LOS ARTÍCULOS 5, 17 Y 21 DE LA LEY ORGÁNICA DEL SISTEMA Y SERVICIO ELÉCTRICO (LOSSE), ASÍ COMO, DISPONER DE UNA PROPUESTA DE MARCO REGULATORIO PARA EL SECTOR QUE INCENTIVE SU SUSTENTABILIDAD Y EFICIENCIA TÉCNICA-ECONÓMICA PARA SU CONSOLIDACIÓN CON UNA VISIÓN SOCIALISTA PARA TODAS Y TODOS LOS VENEZOLANOS

UNIDAD DE MEDIDA: INFORME **META:** 64

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117154 590083000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN)

OBJETIVO DEL PROYECTO: DAR RESPUESTA A LO ESTABLECIDO EN LOS ARTÍCULOS 5, 17 Y 21 DE LA LEY ORGÁNICA DEL SISTEMA Y SERVICIO ELÉCTRICO (LOSSE), ASÍ COMO, DISPONER DE UNA PROPUESTA DE MARCO REGULATORIO PARA EL SECTOR QUE INCENTIVE SU SUSTENTABILIDAD Y EFICIENCIA TÉCNICA-ECONÓMICA PARA SU CONSOLIDACIÓN CON UNA VISIÓN SOCIALISTA PARA TODAS Y TODOS LOS VENEZOLANOS

UNIDAD DE MEDIDA: INFORME **META:** 64

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590083001 FORMULACIÓN Y DESARROLLO DEL PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN) 2013-2019

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: MPPEE / DVDE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**166.683**	**0**	**0**	**0**	**0**	**0**	**166.683**
402	01	00	00	Productos alimenticios y agropecuarios	92.083	0	0	0	0	0	92.083
402	01	01	00	Alimentos y bebidas para personas	92.083	0	0	0	0	0	92.083
402	03	00	00	Textiles y vestuarios	45.000	0	0	0	0	0	45.000
402	03	02	00	Prendas de vestir	45.000	0	0	0	0	0	45.000
402	05	00	00	Productos de papel, cartón e impresos	14.500	0	0	0	0	0	14.500
402	05	04	00	Libros, revistas y periódicos	14.500	0	0	0	0	0	14.500
402	06	00	00	Productos químicos y derivados	9.600	0	0	0	0	0	9.600
402	06	06	00	Combustibles y lubricantes	9.600	0	0	0	0	0	9.600
402	10	00	00	Productos varios y útiles diversos	5.500	0	0	0	0	0	5.500
402	10	99	00	Otros productos y útiles diversos	5.500	0	0	0	0	0	5.500
403	**00**	**00**	**00**	**Servicios no personales**	**9.391.842**	**0**	**0**	**0**	**0**	**0**	**9.391.842**
403	06	00	00	Servicios de transporte y almacenaje	40.650	0	0	0	0	0	40.650
403	06	01	00	Fletes y embalajes	38.400	0	0	0	0	0	38.400
403	06	03	00	Estacionamiento	2.250	0	0	0	0	0	2.250
403	07	00	00	Servicios de información, impresión y relaciones públicas	439.180	0	0	0	0	0	439.180
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	07	03	00	Relaciones sociales	200.380	0	0	0	0	0	200.380
403	07	04	00	Avisos	88.800	0	0	0	0	0	88.800
403	09	00	00	Viáticos y pasajes	1.117.170	0	0	0	0	0	1.117.170
403	09	01	00	Viáticos y pasajes dentro del país	619.170	0	0	0	0	0	619.170
403	09	02	00	Viáticos y pasajes fuera del país	498.000	0	0	0	0	0	498.000
403	10	00	00	Servicios profesionales y técnicos	5.670.000	0	0	0	0	0	5.670.000
403	10	01	00	Servicios jurídicos	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117154 590083000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN)

OBJETIVO DEL PROYECTO: DAR RESPUESTA A LO ESTABLECIDO EN LOS ARTÍCULOS 5, 17 Y 21 DE LA LEY ORGÁNICA DEL SISTEMA Y SERVICIO ELÉCTRICO (LOSSE), ASÍ COMO, DISPONER DE UNA PROPUESTA DE MARCO REGULATORIO PARA EL SECTOR QUE INCENTIVE SU SUSTENTABILIDAD Y EFICIENCIA TÉCNICA-ECONÓMICA PARA SU CONSOLIDACIÓN CON UNA VISIÓN SOCIALISTA PARA TODAS Y TODOS LOS VENEZOLANOS

UNIDAD DE MEDIDA: INFORME **META:** 64

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590083001 FORMULACIÓN Y DESARROLLO DEL PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN) 2013-2019

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: MPPEE / DVDE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	500.000	0	0	0	0	0	500.000
403	10	99	00	Otros servicios profesionales y técnicos	5.120.000	0	0	0	0	0	5.120.000
403	18	00	00	Impuestos indirectos	1.224.842	0	0	0	0	0	1.224.842
403	18	01	00	Impuesto al valor agregado	1.224.842	0	0	0	0	0	1.224.842
403	99	00	00	Otros servicios no personales	900.000	0	0	0	0	0	900.000
403	99	01	00	Otros servicios no personales	900.000	0	0	0	0	0	900.000
404	**00**	**00**	**00**	**Activos reales**	**2.040.000**	**0**	**0**	**0**	**0**	0	**2.040.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	10.000	0	0	0	0	0	10.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
404	05	01	00	Equipos de telecomunicaciones	5.000	0	0	0	0	0	5.000
404	12	00	00	Activos intangibles	2.025.000	0	0	0	0	0	2.025.000
404	12	04	00	Paquetes y programas de computación	2.025.000	0	0	0	0	0	2.025.000
				Totales	**11.598.525**	**0**	**0**	**0**	**0**	0	**11.598.525**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117154 590083000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN)

OBJETIVO DEL PROYECTO: DAR RESPUESTA A LO ESTABLECIDO EN LOS ARTÍCULOS 5, 17 Y 21 DE LA LEY ORGÁNICA DEL SISTEMA Y SERVICIO ELÉCTRICO (LOSSE), ASÍ COMO, DISPONER DE UNA PROPUESTA DE MARCO REGULATORIO PARA EL SECTOR QUE INCENTIVE SU SUSTENTABILIDAD Y EFICIENCIA TÉCNICA-ECONÓMICA PARA SU CONSOLIDACIÓN CON UNA VISIÓN SOCIALISTA PARA TODAS Y TODOS LOS VENEZOLANOS

UNIDAD DE MEDIDA: INFORME **META:** 64

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590083002 ESTUDIOS DE ADECUACIÓN Y EXPANSIÓN DEL SERVICIO Y DEL SEN

UNIDAD DE MEDIDA: INFORME **META:** 7

RESPONSABLE/EJECUTOR:

MPPEE / DVDE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**131.883**	**0**	**0**	**0**	**0**	0	**131.883**
402	01	00	00	Productos alimenticios y agropecuarios	92.083	0	0	0	0	0	92.083
402	01	01	00	Alimentos y bebidas para personas	92.083	0	0	0	0	0	92.083
402	03	00	00	Textiles y vestuarios	15.000	0	0	0	0	0	15.000
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	14.500	0	0	0	0	0	14.500
402	05	04	00	Libros, revistas y periódicos	14.500	0	0	0	0	0	14.500
402	06	00	00	Productos químicos y derivados	4.800	0	0	0	0	0	4.800
402	06	06	00	Combustibles y lubricantes	4.800	0	0	0	0	0	4.800
402	10	00	00	Productos varios y útiles diversos	5.500	0	0	0	0	0	5.500
402	10	99	00	Otros productos y útiles diversos	5.500	0	0	0	0	0	5.500
403	**00**	**00**	**00**	**Servicios no personales**	**7.601.777**	**0**	**0**	**0**	**0**	0	**7.601.777**
403	06	00	00	Servicios de transporte y almacenaje	17.250	0	0	0	0	0	17.250
403	06	01	00	Fletes y embalajes	16.000	0	0	0	0	0	16.000
403	06	03	00	Estacionamiento	1.250	0	0	0	0	0	1.250
403	07	00	00	Servicios de información, impresión y relaciones públicas	183.000	0	0	0	0	0	183.000
403	07	02	00	Imprenta y reproducción	60.000	0	0	0	0	0	60.000
403	07	03	00	Relaciones sociales	86.000	0	0	0	0	0	86.000
403	07	04	00	Avisos	37.000	0	0	0	0	0	37.000
403	09	00	00	Viáticos y pasajes	737.920	0	0	0	0	0	737.920
403	09	01	00	Viáticos y pasajes dentro del país	322.920	0	0	0	0	0	322.920
403	09	02	00	Viáticos y pasajes fuera del país	415.000	0	0	0	0	0	415.000
403	10	00	00	Servicios profesionales y técnicos	5.235.000	0	0	0	0	0	5.235.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117154 590083000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN)

OBJETIVO DEL PROYECTO: DAR RESPUESTA A LO ESTABLECIDO EN LOS ARTÍCULOS 5, 17 Y 21 DE LA LEY ORGÁNICA DEL SISTEMA Y SERVICIO ELÉCTRICO (LOSSE), ASÍ COMO, DISPONER DE UNA PROPUESTA DE MARCO REGULATORIO PARA EL SECTOR QUE INCENTIVE SU SUSTENTABILIDAD Y EFICIENCIA TÉCNICA-ECONÓMICA PARA SU CONSOLIDACIÓN CON UNA VISIÓN SOCIALISTA PARA TODAS Y TODOS LOS VENEZOLANOS

UNIDAD DE MEDIDA: INFORME **META:** 64

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590083002 ESTUDIOS DE ADECUACIÓN Y EXPANSIÓN DEL SERVICIO Y DEL SEN

UNIDAD DE MEDIDA: INFORME **META:** 7

RESPONSABLE/EJECUTOR:

MPPEE / DVDE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	01	00	Servicios jurídicos	25.000	0	0	0	0	0	25.000
403	10	07	00	Servicios de capacitación y adiestramiento	250.000	0	0	0	0	0	250.000
403	10	99	00	Otros servicios profesionales y técnicos	4.960.000	0	0	0	0	0	4.960.000
403	18	00	00	Impuestos indirectos	828.607	0	0	0	0	0	828.607
403	18	01	00	Impuesto al valor agregado	828.607	0	0	0	0	0	828.607
403	99	00	00	Otros servicios no personales	600.000	0	0	0	0	0	600.000
403	99	01	00	Otros servicios no personales	600.000	0	0	0	0	0	600.000
				Totales	**7.733.660**	**0**	**0**	**0**	**0**	**0**	**7.733.660**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117154 590083000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN)

OBJETIVO DEL PROYECTO: DAR RESPUESTA A LO ESTABLECIDO EN LOS ARTÍCULOS 5, 17 Y 21 DE LA LEY ORGÁNICA DEL SISTEMA Y SERVICIO ELÉCTRICO (LOSSE), ASÍ COMO, DISPONER DE UNA PROPUESTA DE MARCO REGULATORIO PARA EL SECTOR QUE INCENTIVE SU SUSTENTABILIDAD Y EFICIENCIA TÉCNICA-ECONÓMICA PARA SU CONSOLIDACIÓN CON UNA VISIÓN SOCIALISTA PARA TODAS Y TODOS LOS VENEZOLANOS

UNIDAD DE MEDIDA: INFORME **META:** 64

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590083003 ESTUDIOS REGULATORIOS PARA EL RÉGIMEN ECONÓMICO

UNIDAD DE MEDIDA: INFORME **META:** 18

RESPONSABLE/EJECUTOR: MPPEE / DVDE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**77.202**	**0**	**0**	**0**	**0**	0	**77.202**
402	01	00	00	Productos alimenticios y agropecuarios	76.422	0	0	0	0	0	76.422
402	01	01	00	Alimentos y bebidas para personas	76.422	0	0	0	0	0	76.422
402	05	00	00	Productos de papel, cartón e impresos	780	0	0	0	0	0	780
402	05	04	00	Libros, revistas y periódicos	780	0	0	0	0	0	780
403	**00**	**00**	**00**	**Servicios no personales**	**12.079.533**	**0**	**0**	**0**	**0**	0	**12.079.533**
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.000	0	0	0	0	0	30.000
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	420.800	0	0	0	0	0	420.800
403	09	01	00	Viáticos y pasajes dentro del país	288.000	0	0	0	0	0	288.000
403	09	02	00	Viáticos y pasajes fuera del país	132.800	0	0	0	0	0	132.800
403	10	00	00	Servicios profesionales y técnicos	10.248.000	0	0	0	0	0	10.248.000
403	10	99	00	Otros servicios profesionales y técnicos	10.248.000	0	0	0	0	0	10.248.000
403	18	00	00	Impuestos indirectos	1.304.163	0	0	0	0	0	1.304.163
403	18	01	00	Impuesto al valor agregado	1.304.163	0	0	0	0	0	1.304.163
403	99	00	00	Otros servicios no personales	76.570	0	0	0	0	0	76.570
403	99	01	00	Otros servicios no personales	76.570	0	0	0	0	0	76.570
404	**00**	**00**	**00**	**Activos reales**	**15.450**	**0**	**0**	**0**	**0**	0	**15.450**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	15.450	0	0	0	0	0	15.450
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	15.450	0	0	0	0	0	15.450
				Totales	**12.172.185**	**0**	**0**	**0**	**0**	0	**12.172.185**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117154 590083000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN)

OBJETIVO DEL PROYECTO: DAR RESPUESTA A LO ESTABLECIDO EN LOS ARTÍCULOS 5, 17 Y 21 DE LA LEY ORGÁNICA DEL SISTEMA Y SERVICIO ELÉCTRICO (LOSSE), ASÍ COMO, DISPONER DE UNA PROPUESTA DE MARCO REGULATORIO PARA EL SECTOR QUE INCENTIVE SU SUSTENTABILIDAD Y EFICIENCIA TÉCNICA-ECONÓMICA PARA SU CONSOLIDACIÓN CON UNA VISIÓN SOCIALISTA PARA TODAS Y TODOS LOS VENEZOLANOS

UNIDAD DE MEDIDA: INFORME **META:** 64

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590083004 PLAN INTEGRAL DE SUPERVISIÓN Y CONTROL DEL SISTEMA DE NORMALIZACIÓN DEL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 37

RESPONSABLE/EJECUTOR: MPPEE / DVDE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**112.902**	**0**	**0**	**0**	**0**	0	**112.902**
402	01	00	00	Productos alimenticios y agropecuarios	91.892	0	0	0	0	0	91.892
402	01	01	00	Alimentos y bebidas para personas	91.892	0	0	0	0	0	91.892
402	05	00	00	Productos de papel, cartón e impresos	13.900	0	0	0	0	0	13.900
402	05	04	00	Libros, revistas y periódicos	13.900	0	0	0	0	0	13.900
402	06	00	00	Productos químicos y derivados	5.760	0	0	0	0	0	5.760
402	06	06	00	Combustibles y lubricantes	5.760	0	0	0	0	0	5.760
402	10	00	00	Productos varios y útiles diversos	1.350	0	0	0	0	0	1.350
402	10	99	00	Otros productos y útiles diversos	1.350	0	0	0	0	0	1.350
403	**00**	**00**	**00**	**Servicios no personales**	**7.807.359**	**0**	**0**	**0**	**0**	0	**7.807.359**
403	07	00	00	Servicios de información, impresión y relaciones públicas	293.982	0	0	0	0	0	293.982
403	07	02	00	Imprenta y reproducción	62.500	0	0	0	0	0	62.500
403	07	03	00	Relaciones sociales	142.682	0	0	0	0	0	142.682
403	07	04	00	Avisos	88.800	0	0	0	0	0	88.800
403	09	00	00	Viáticos y pasajes	481.411	0	0	0	0	0	481.411
403	09	01	00	Viáticos y pasajes dentro del país	273.911	0	0	0	0	0	273.911
403	09	02	00	Viáticos y pasajes fuera del país	207.500	0	0	0	0	0	207.500
403	10	00	00	Servicios profesionales y técnicos	6.183.367	0	0	0	0	0	6.183.367
403	10	07	00	Servicios de capacitación y adiestramiento	150.000	0	0	0	0	0	150.000
403	10	99	00	Otros servicios profesionales y técnicos	6.033.367	0	0	0	0	0	6.033.367
403	18	00	00	Impuestos indirectos	848.599	0	0	0	0	0	848.599
403	18	01	00	Impuesto al valor agregado	848.599	0	0	0	0	0	848.599
				Totales	**7.920.261**	**0**	**0**	**0**	**0**	0	**7.920.261**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117674 590084000 FORTALECIMIENTO DE LA ATENCIÓN CIUDADANA EN EL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: FORTALECER LOS CANALES DE COMUNICACIÓN, INFORMACIÓN Y PARTICIPACIÓN, ENTRE EL SECTOR ELÉCTRICO Y LA CIUDADANÍA

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 20.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**178.155**	**0**	**0**	**0**	**0**	**0**	**178.155**
402	01	00	00	Productos alimenticios y agropecuarios	103.155	0	0	0	0	0	103.155
402	01	01	00	Alimentos y bebidas para personas	103.155	0	0	0	0	0	103.155
402	03	00	00	Textiles y vestuarios	75.000	0	0	0	0	0	75.000
402	03	02	00	Prendas de vestir	75.000	0	0	0	0	0	75.000
403	**00**	**00**	**00**	**Servicios no personales**	**525.381**	**0**	**0**	**0**	**0**	**0**	**525.381**
403	02	00	00	Alquileres de maquinaria y equipos	150.000	0	0	0	0	0	150.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	150.000	0	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	150.000	0	0	0	0	0	150.000
403	09	01	00	Viáticos y pasajes dentro del país	150.000	0	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	75.381	0	0	0	0	0	75.381
403	18	01	00	Impuesto al valor agregado	75.381	0	0	0	0	0	75.381
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.830.500**	**0**	**0**	**0**	**0**	**0**	**2.830.500**
407	01	00	00	Transferencias y donaciones corrientes internas	2.830.500	0	0	0	0	0	2.830.500
407	01	02	00	Donaciones corrientes internas al sector privado	2.830.500	0	0	0	0	0	2.830.500
407	01	02	01	Donaciones corrientes a personas	2.830.500	0	0	0	0	0	2.830.500
				Totales	**3.534.036**	**0**	**0**	**0**	**0**	**0**	**3.534.036**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117674 590084000 FORTALECIMIENTO DE LA ATENCIÓN CIUDADANA EN EL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: FORTALECER LOS CANALES DE COMUNICACIÓN, INFORMACIÓN Y PARTICIPACIÓN, ENTRE EL SECTOR ELÉCTRICO Y LA CIUDADANÍA

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 20.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117674 590084000 FORTALECIMIENTO DE LA ATENCIÓN CIUDADANA EN EL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: FORTALECER LOS CANALES DE COMUNICACIÓN, INFORMACIÓN Y PARTICIPACIÓN, ENTRE EL SECTOR ELÉCTRICO Y LA CIUDADANÍA

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 20.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590084001 ATENCIÓN AL CIUDADANO POR INTERMEDIO DE LAS OFICINAS REGIONALES Y FORTALECIMIENTO DE LAS EXISTENTES

UNIDAD DE MEDIDA: TRÁMITE **META:** 30.000

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**41.835**	**0**	**0**	**0**	**0**	0	**41.835**
402	01	00	00	Productos alimenticios y agropecuarios	26.835	0	0	0	0	0	26.835
402	01	01	00	Alimentos y bebidas para personas	26.835	0	0	0	0	0	26.835
402	03	00	00	Textiles y vestuarios	15.000	0	0	0	0	0	15.000
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**105.821**	**0**	**0**	**0**	**0**	0	**105.821**
403	02	00	00	Alquileres de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	30.000	0	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.000	0	0	0	0	0	30.000
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	15.821	0	0	0	0	0	15.821
403	18	01	00	Impuesto al valor agregado	15.821	0	0	0	0	0	15.821
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.830.500**	**0**	**0**	**0**	**0**	0	**2.830.500**
407	01	00	00	Transferencias y donaciones corrientes internas	2.830.500	0	0	0	0	0	2.830.500
407	01	02	00	Donaciones corrientes internas al sector privado	2.830.500	0	0	0	0	0	2.830.500
407	01	02	01	Donaciones corrientes a personas	2.830.500	0	0	0	0	0	2.830.500
				Totales	**2.978.156**	**0**	**0**	**0**	**0**	0	**2.978.156**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117674 590084000 FORTALECIMIENTO DE LA ATENCIÓN CIUDADANA EN EL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: FORTALECER LOS CANALES DE COMUNICACIÓN, INFORMACIÓN Y PARTICIPACIÓN, ENTRE EL SECTOR ELÉCTRICO Y LA CIUDADANÍA

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 20.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590084002 AMPLIACIÓN DE LOS CANALES DE COMUNICACIÓN CON EL CIUDADANO Y ESTABLECER SISTEMAS DE VIGILANCIA DE LA RED DE ATENCIÓN

UNIDAD DE MEDIDA: CANAL **META:** 8

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**34.080**	**0**	**0**	**0**	**0**	**0**	**34.080**
402	01	00	00	Productos alimenticios y agropecuarios	19.080	0	0	0	0	0	19.080
402	01	01	00	Alimentos y bebidas para personas	19.080	0	0	0	0	0	19.080
402	03	00	00	Textiles y vestuarios	15.000	0	0	0	0	0	15.000
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**104.890**	**0**	**0**	**0**	**0**	**0**	**104.890**
403	02	00	00	Alquileres de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	30.000	0	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.000	0	0	0	0	0	30.000
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del pais	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	14.890	0	0	0	0	0	14.890
403	18	01	00	Impuesto al valor agregado	14.890	0	0	0	0	0	14.890
				Totales	**138.970**	**0**	**0**	**0**	**0**	**0**	**138.970**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117674 590084000 FORTALECIMIENTO DE LA ATENCIÓN CIUDADANA EN EL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: FORTALECER LOS CANALES DE COMUNICACIÓN, INFORMACIÓN Y PARTICIPACIÓN, ENTRE EL SECTOR ELÉCTRICO Y LA CIUDADANÍA

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 20.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590084003 CREACIÓN Y MASIFICACIÓN DE LOS PROGRAMAS DE DIFUSIÓN DE INFORMACIÓN CIUDADANA

UNIDAD DE MEDIDA: PROGRAMA / PLAN **META:** 20

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**34.080**	0	0	0	0	0	**34.080**
402	01	00	00	Productos alimenticios y agropecuarios	19.080	0	0	0	0	0	19.080
402	01	01	00	Alimentos y bebidas para personas	19.080	0	0	0	0	0	19.080
402	03	00	00	Textiles y vestuarios	15.000	0	0	0	0	0	15.000
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**104.890**	**0**	0	0	**0**	0	**104.890**
403	02	00	00	Alquileres de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	30.000	0	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.000	0	0	0	0	0	30.000
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	14.890	0	0	0	0	0	14.890
403	18	01	00	Impuesto al valor agregado	14.890	0	0	0	0	0	14.890
				Totales	**138.970**	0	0	0	0	0	**138.970**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117674 590084000 FORTALECIMIENTO DE LA ATENCIÓN CIUDADANA EN EL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: FORTALECER LOS CANALES DE COMUNICACIÓN, INFORMACIÓN Y PARTICIPACIÓN, ENTRE EL SECTOR ELÉCTRICO Y LA CIUDADANÍA

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 20.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590084004 REVISIÓN Y ACTUALIZACIÓN DE LAS NORMAS, PROCESOS Y FUNCIONES

UNIDAD DE MEDIDA: MANUAL DE ORGANIZACIÓN **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**34.080**	**0**	**0**	**0**	**0**	**0**	**34.080**
402	01	00	00	Productos alimenticios y agropecuarios	19.080	0	0	0	0	0	19.080
402	01	01	00	Alimentos y bebidas para personas	19.080	0	0	0	0	0	19.080
402	03	00	00	Textiles y vestuarios	15.000	0	0	0	0	0	15.000
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**104.890**	**0**	**0**	**0**	**0**	**0**	**104.890**
403	02	00	00	Alquileres de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	30.000	0	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.000	0	0	0	0	0	30.000
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	14.890	0	0	0	0	0	14.890
403	18	01	00	Impuesto al valor agregado	14.890	0	0	0	0	0	14.890
				Totales	**138.970**	**0**	**0**	**0**	**0**	**0**	**138.970**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117674 590084000 FORTALECIMIENTO DE LA ATENCIÓN CIUDADANA EN EL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: FORTALECER LOS CANALES DE COMUNICACIÓN, INFORMACIÓN Y PARTICIPACIÓN, ENTRE EL SECTOR ELÉCTRICO Y LA CIUDADANÍA

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 20.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590084005 DISEÑO DE PROGRAMAS DE CAPACITACIÓN PARA LA ATENCIÓN AL CIUDADANO

UNIDAD DE MEDIDA: AGENTE DE ATENCIÓN CIUDADANA CAPACITADO **META:** 2

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**34.080**	**0**	**0**	**0**	**0**	**0**	**34.080**
402	01	00	00	Productos alimenticios y agropecuarios	19.080	0	0	0	0	0	19.080
402	01	01	00	Alimentos y bebidas para personas	19.080	0	0	0	0	0	19.080
402	03	00	00	Textiles y vestuarios	15.000	0	0	0	0	0	15.000
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**104.890**	**0**	**0**	**0**	**0**	**0**	**104.890**
403	02	00	00	Alquileres de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	30.000	0	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.000	0	0	0	0	0	30.000
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	14.890	0	0	0	0	0	14.890
403	18	01	00	Impuesto al valor agregado	14.890	0	0	0	0	0	14.890
				Totales	**138.970**	**0**	**0**	**0**	**0**	**0**	**138.970**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117408 590085000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: MEJORAR LAS CONDICIONES DE LA PLANTA FÍSICA, ORGANIZANDO Y DOTANDO SUS ESPACIOS PARA GARANTIZAR LAS CONDICIONES LABORALES QUE PROPICIEN UNA GESTIÓN EFICIENTE DEL PERSONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 15.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.695.970**	**0**	**0**	**0**	**0**	**0**	**20.695.970**
402	04	00	00	Productos de cuero y caucho	284.012	0	0	0	0	0	284.012
402	04	03	00	Cauchos y tripas para vehículos	284.012	0	0	0	0	0	284.012
402	05	00	00	Productos de papel, cartón e impresos	2.819.290	0	0	0	0	0	2.819.290
402	05	01	00	Pulpa de madera, papel y cartón	233.215	0	0	0	0	0	233.215
402	05	02	00	Envases y cajas de papel y cartón	13.365	0	0	0	0	0	13.365
402	05	03	00	Productos de papel y cartón para oficina	1.627.454	0	0	0	0	0	1.627.454
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	945.256	0	0	0	0	0	945.256
402	06	00	00	Productos químicos y derivados	1.746.325	0	0	0	0	0	1.746.325
402	06	01	00	Sustancias químicas y de uso industrial	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	1.003.665	0	0	0	0	0	1.003.665
402	06	08	00	Productos plásticos	682.660	0	0	0	0	0	682.660
402	06	99	00	Otros productos de la industria química y conexos	50.000	0	0	0	0	0	50.000
402	07	00	00	Productos minerales no metálicos	450.000	0	0	0	0	0	450.000
402	07	02	00	Vidrios y productos de vidrio	200.000	0	0	0	0	0	200.000
402	07	03	00	Productos de arcilla para construcción	100.000	0	0	0	0	0	100.000
402	07	04	00	Cemento, cal y yeso	100.000	0	0	0	0	0	100.000
402	07	99	00	Otros productos minerales no metálicos	50.000	0	0	0	0	0	50.000
402	08	00	00	Productos metálicos	1.187.887	0	0	0	0	0	1.187.887
402	08	01	00	Productos primarios de hierro y acero	200.000	0	0	0	0	0	200.000
402	08	02	00	Productos de metales no ferrosos	10.000	0	0	0	0	0	10.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	137.697	0	0	0	0	0	137.697
402	08	04	00	Productos metálicos estructurales	150.000	0	0	0	0	0	150.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	613.690	0	0	0	0	0	613.690
402	08	10	00	Repuestos y accesorios para otros equipos	26.500	0	0	0	0	0	26.500
402	08	99	00	Otros productos metálicos	50.000	0	0	0	0	0	50.000
402	09	00	00	Productos de madera	498.000	0	0	0	0	0	498.000
402	09	01	00	Productos primarios de madera	18.000	0	0	0	0	0	18.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	450.000	0	0	0	0	0	450.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117408 590085000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: MEJORAR LAS CONDICIONES DE LA PLANTA FÍSICA, ORGANIZANDO Y DOTANDO SUS ESPACIOS PARA GARANTIZAR LAS CONDICIONES LABORALES QUE PROPICIEN UNA GESTIÓN EFICIENTE DEL PERSONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 15.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	99	00	Otros productos de madera	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	13.660.456	0	0	0	0	0	13.660.456
402	10	02	00	Materiales y útiles de limpieza y aseo	204.619	0	0	0	0	0	204.619
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	968.882	0	0	0	0	0	968.882
402	10	07	00	Productos de seguridad en el trabajo	1.044.687	0	0	0	0	0	1.044.687
402	10	08	00	Materiales para equipos de computación	5.742.268	0	0	0	0	0	5.742.268
402	10	11	00	Materiales eléctricos	3.950.000	0	0	0	0	0	3.950.000
402	10	12	00	Materiales para instalaciones sanitarias	1.700.000	0	0	0	0	0	1.700.000
402	10	99	00	Otros productos y útiles diversos	50.000	0	0	0	0	0	50.000
402	99	00	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**58.287.866**	**0**	**0**	**0**	**0**	**0**	**58.287.866**
403	01	00	00	Alquileres de inmuebles	145.800	0	0	0	0	0	145.800
403	01	01	00	Alquileres de edificios y locales	145.800	0	0	0	0	0	145.800
403	06	00	00	Servicios de transporte y almacenaje	756.510	0	0	0	0	0	756.510
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	756.510	0	0	0	0	0	756.510
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.934.623	0	0	0	0	0	6.934.623
403	08	01	00	Primas y gastos de seguros	6.854.527	0	0	0	0	0	6.854.527
403	08	02	00	Comisiones y gastos bancarios	30.096	0	0	0	0	0	30.096
403	08	03	00	Comisiones y gastos de adquisición de seguros	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	1.280.000	0	0	0	0	0	1.280.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	500.000	0	0	0	0	0	500.000
403	10	99	00	Otros servicios profesionales y técnicos	780.000	0	0	0	0	0	780.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.839.000	0	0	0	0	0	1.839.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.139.000	0	0	0	0	0	1.139.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	700.000	0	0	0	0	0	700.000
403	12	00	00	Conservación y reparaciones menores de obras	4.500.000	0	0	0	0	0	4.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.500.000	0	0	0	0	0	4.500.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117408 590085000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: MEJORAR LAS CONDICIONES DE LA PLANTA FÍSICA, ORGANIZANDO Y DOTANDO SUS ESPACIOS PARA GARANTIZAR LAS CONDICIONES LABORALES QUE PROPICIEN UNA GESTIÓN EFICIENTE DEL PERSONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 15.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	15	00	00	Servicios fiscales	675.548	0	0	0	0	0	675.548
403	15	01	00	Derechos de importación y servicios aduaneros	422.058	0	0	0	0	0	422.058
403	15	02	00	Tasas y otros derechos obligatorios	168.996	0	0	0	0	0	168.996
403	15	99	00	Otros servicios fiscales	84.494	0	0	0	0	0	84.494
403	18	00	00	Impuestos indirectos	40.417.635	0	0	0	0	0	40.417.635
403	18	01	00	Impuesto al valor agregado	40.417.635	0	0	0	0	0	40.417.635
403	99	00	00	Otros servicios no personales	1.738.750	0	0	0	0	0	1.738.750
403	99	01	00	Otros servicios no personales	1.738.750	0	0	0	0	0	1.738.750
404	**00**	**00**	**00**	**Activos reales**	**333.675.394**	**0**	**0**	**0**	**0**	**0**	**333.675.394**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	60.000.000	0	0	0	0	0	60.000.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	60.000.000	0	0	0	0	0	60.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	11.800.000	0	0	0	0	0	11.800.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	5.500.000	0	0	0	0	0	5.500.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	300.000	0	0	0	0	0	300.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.000.000	0	0	0	0	0	1.000.000
404	03	06	00	Maquinaria y equipos de energía	5.000.000	0	0	0	0	0	5.000.000
404	04	00	00	Equipos de transporte, tracción y elevación	32.716.000	0	0	0	0	0	32.716.000
404	04	01	00	Vehículos automotores terrestres	32.416.000	0	0	0	0	0	32.416.000
404	04	05	00	Vehículos de tracción no motorizados	100.000	0	0	0	0	0	100.000
404	04	06	00	Equipos auxiliares de transporte	200.000	0	0	0	0	0	200.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	350.000	0	0	0	0	0	350.000
404	05	01	00	Equipos de telecomunicaciones	300.000	0	0	0	0	0	300.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.575.000	0	0	0	0	0	2.575.000
404	07	01	00	Equipos científicos y de laboratorio	2.500.000	0	0	0	0	0	2.500.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	50.000	0	0	0	0	0	50.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	25.000	0	0	0	0	0	25.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	90.806.414	0	0	0	0	0	90.806.414
404	09	01	00	Mobiliario y equipos de oficina	82.916.998	0	0	0	0	0	82.916.998

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117408 590085000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: MEJORAR LAS CONDICIONES DE LA PLANTA FÍSICA, ORGANIZANDO Y DOTANDO SUS ESPACIOS PARA GARANTIZAR LAS CONDICIONES LABORALES QUE PROPICIEN UNA GESTIÓN EFICIENTE DEL PERSONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 15.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	4.865.416	0	0	0	0	0	4.865.416
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.024.000	0	0	0	0	0	3.024.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	135.427.980	0	0	0	0	0	135.427.980
404	11	02	00	Adquisición de edificios e instalaciones	135.427.980	0	0	0	0	0	135.427.980
				Totales	**412.659.230**	**0**	**0**	**0**	**0**	**0**	**412.659.230**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117408 590085000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: MEJORAR LAS CONDICIONES DE LA PLANTA FÍSICA, ORGANIZANDO Y DOTANDO SUS ESPACIOS PARA GARANTIZAR LAS CONDICIONES LABORALES QUE PROPICIEN UNA GESTIÓN EFICIENTE DEL PERSONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 15.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117408 590085000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: MEJORAR LAS CONDICIONES DE LA PLANTA FÍSICA, ORGANIZANDO Y DOTANDO SUS ESPACIOS PARA GARANTIZAR LAS CONDICIONES LABORALES QUE PROPICIEN UNA GESTIÓN EFICIENTE DEL PERSONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 15.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590085001 ADECUACIÓN DE LA PLANTA FÍSICA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 15.000

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.695.970**	**0**	**0**	**0**	**0**	**0**	**20.695.970**
402	04	00	00	Productos de cuero y caucho	284.012	0	0	0	0	0	284.012
402	04	03	00	Cauchos y tripas para vehículos	284.012	0	0	0	0	0	284.012
402	05	00	00	Productos de papel, cartón e impresos	2.819.290	0	0	0	0	0	2.819.290
402	05	01	00	Pulpa de madera, papel y cartón	233.215	0	0	0	0	0	233.215
402	05	02	00	Envases y cajas de papel y cartón	13.365	0	0	0	0	0	13.365
402	05	03	00	Productos de papel y cartón para oficina	1.627.454	0	0	0	0	0	1.627.454
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	945.256	0	0	0	0	0	945.256
402	06	00	00	Productos químicos y derivados	1.746.325	0	0	0	0	0	1.746.325
402	06	01	00	Sustancias químicas y de uso industrial	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	1.003.665	0	0	0	0	0	1.003.665
402	06	08	00	Productos plásticos	682.660	0	0	0	0	0	682.660
402	06	99	00	Otros productos de la industria química y conexos	50.000	0	0	0	0	0	50.000
402	07	00	00	Productos minerales no metálicos	450.000	0	0	0	0	0	450.000
402	07	02	00	Vidrios y productos de vidrio	200.000	0	0	0	0	0	200.000
402	07	03	00	Productos de arcilla para construcción	100.000	0	0	0	0	0	100.000
402	07	04	00	Cemento, cal y yeso	100.000	0	0	0	0	0	100.000
402	07	99	00	Otros productos minerales no metálicos	50.000	0	0	0	0	0	50.000
402	08	00	00	Productos metálicos	1.187.887	0	0	0	0	0	1.187.887
402	08	01	00	Productos primarios de hierro y acero	200.000	0	0	0	0	0	200.000
402	08	02	00	Productos de metales no ferrosos	10.000	0	0	0	0	0	10.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	137.697	0	0	0	0	0	137.697
402	08	04	00	Productos metálicos estructurales	150.000	0	0	0	0	0	150.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	613.690	0	0	0	0	0	613.690

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117408 590085000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: MEJORAR LAS CONDICIONES DE LA PLANTA FÍSICA, ORGANIZANDO Y DOTANDO SUS ESPACIOS PARA GARANTIZAR LAS CONDICIONES LABORALES QUE PROPICIEN UNA GESTIÓN EFICIENTE DEL PERSONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 15.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590085001 ADECUACIÓN DE LA PLANTA FÍSICA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 15.000

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	26.500	0	0	0	0	0	26.500
402	08	99	00	Otros productos metálicos	50.000	0	0	0	0	0	50.000
402	09	00	00	Productos de madera	498.000	0	0	0	0	0	498.000
402	09	01	00	Productos primarios de madera	18.000	0	0	0	0	0	18.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	450.000	0	0	0	0	0	450.000
402	09	99	00	Otros productos de madera	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	13.660.456	0	0	0	0	0	13.660.456
402	10	02	00	Materiales y útiles de limpieza y aseo	204.619	0	0	0	0	0	204.619
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	968.882	0	0	0	0	0	968.882
402	10	07	00	Productos de seguridad en el trabajo	1.044.687	0	0	0	0	0	1.044.687
402	10	08	00	Materiales para equipos de computación	5.742.268	0	0	0	0	0	5.742.268
402	10	11	00	Materiales eléctricos	3.950.000	0	0	0	0	0	3.950.000
402	10	12	00	Materiales para instalaciones sanitarias	1.700.000	0	0	0	0	0	1.700.000
402	10	99	00	Otros productos y útiles diversos	50.000	0	0	0	0	0	50.000
402	99	00	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**29.698.176**	**0**	**0**	0	0	0	**29.698.176**
403	01	00	00	Alquileres de inmuebles	145.800	0	0	0	0	0	145.800
403	01	01	00	Alquileres de edificios y locales	145.800	0	0	0	0	0	145.800
403	06	00	00	Servicios de transporte y almacenaje	756.510	0	0	0	0	0	756.510
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	756.510	0	0	0	0	0	756.510
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.934.623	0	0	0	0	0	6.934.623
403	08	01	00	Primas y gastos de seguros	6.854.527	0	0	0	0	0	6.854.527
403	08	02	00	Comisiones y gastos bancarios	30.096	0	0	0	0	0	30.096

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117408 590085000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: MEJORAR LAS CONDICIONES DE LA PLANTA FÍSICA, ORGANIZANDO Y DOTANDO SUS ESPACIOS PARA GARANTIZAR LAS CONDICIONES LABORALES QUE PROPICIEN UNA GESTIÓN EFICIENTE DEL PERSONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 15.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590085001 ADECUACIÓN DE LA PLANTA FÍSICA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 15.000

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	03	00	Comisiones y gastos de adquisición de seguros	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	1.280.000	0	0	0	0	0	1.280.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	500.000	0	0	0	0	0	500.000
403	10	99	00	Otros servicios profesionales y técnicos	780.000	0	0	0	0	0	780.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.839.000	0	0	0	0	0	1.839.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.139.000	0	0	0	0	0	1.139.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	700.000	0	0	0	0	0	700.000
403	12	00	00	Conservación y reparaciones menores de obras	4.500.000	0	0	0	0	0	4.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.500.000	0	0	0	0	0	4.500.000
403	15	00	00	Servicios fiscales	675.548	0	0	0	0	0	675.548
403	15	01	00	Derechos de importación y servicios aduaneros	422.058	0	0	0	0	0	422.058
403	15	02	00	Tasas y otros derechos obligatorios	168.996	0	0	0	0	0	168.996
403	15	99	00	Otros servicios fiscales	84.494	0	0	0	0	0	84.494
403	18	00	00	Impuestos indirectos	11.827.945	0	0	0	0	0	11.827.945
403	18	01	00	Impuesto al valor agregado	11.827.945	0	0	0	0	0	11.827.945
403	99	00	00	Otros servicios no personales	1.738.750	0	0	0	0	0	1.738.750
403	99	01	00	Otros servicios no personales	1.738.750	0	0	0	0	0	1.738.750
404	**00**	**00**	**00**	**Activos reales**	**60.000.000**	**0**	**0**	**0**	**0**	0	**60.000.000**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	60.000.000	0	0	0	0	0	60.000.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	60.000.000	0	0	0	0	0	60.000.000
				Totales	**110.394.146**	**0**	**0**	**0**	**0**	0	**110.394.146**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117408 590085000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: MEJORAR LAS CONDICIONES DE LA PLANTA FÍSICA, ORGANIZANDO Y DOTANDO SUS ESPACIOS PARA GARANTIZAR LAS CONDICIONES LABORALES QUE PROPICIEN UNA GESTIÓN EFICIENTE DEL PERSONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 15.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590085002 DOTACIÓN DE MATERIALES Y EQUIPOS

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 15.000

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**28.589.690**	**0**	**0**	**0**	**0**	**0**	**28.589.690**
403	18	00	00	Impuestos indirectos	28.589.690	0	0	0	0	0	28.589.690
403	18	01	00	Impuesto al valor agregado	28.589.690	0	0	0	0	0	28.589.690
404	**00**	**00**	**00**	**Activos reales**	**273.675.394**	**0**	**0**	**0**	**0**	**0**	**273.675.394**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	11.800.000	0	0	0	0	0	11.800.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	5.500.000	0	0	0	0	0	5.500.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	300.000	0	0	0	0	0	300.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.000.000	0	0	0	0	0	1.000.000
404	03	06	00	Maquinaria y equipos de energía	5.000.000	0	0	0	0	0	5.000.000
404	04	00	00	Equipos de transporte, tracción y elevación	32.716.000	0	0	0	0	0	32.716.000
404	04	01	00	Vehículos automotores terrestres	32.416.000	0	0	0	0	0	32.416.000
404	04	05	00	Vehículos de tracción no motorizados	100.000	0	0	0	0	0	100.000
404	04	06	00	Equipos auxiliares de transporte	200.000	0	0	0	0	0	200.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	350.000	0	0	0	0	0	350.000
404	05	01	00	Equipos de telecomunicaciones	300.000	0	0	0	0	0	300.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.575.000	0	0	0	0	0	2.575.000
404	07	01	00	Equipos científicos y de laboratorio	2.500.000	0	0	0	0	0	2.500.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	50.000	0	0	0	0	0	50.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	25.000	0	0	0	0	0	25.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	90.806.414	0	0	0	0	0	90.806.414
404	09	01	00	Mobiliario y equipos de oficina	82.916.998	0	0	0	0	0	82.916.998
404	09	03	00	Mobiliario y equipos de alojamiento	4.865.416	0	0	0	0	0	4.865.416
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.024.000	0	0	0	0	0	3.024.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117408 590085000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: MEJORAR LAS CONDICIONES DE LA PLANTA FÍSICA, ORGANIZANDO Y DOTANDO SUS ESPACIOS PARA GARANTIZAR LAS CONDICIONES LABORALES QUE PROPICIEN UNA GESTIÓN EFICIENTE DEL PERSONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 15.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590085002 DOTACIÓN DE MATERIALES Y EQUIPOS

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 15.000

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	11	00	00	Inmuebles, maquinaria y equipos usados	135.427.980	0	0	0	0	0	135.427.980
404	11	02	00	Adquisición de edificios e instalaciones	135.427.980	0	0	0	0	0	135.427.980
				Totales	**302.265.084**	**0**	**0**	**0**	**0**	**0**	**302.265.084**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117548 590086000 FORTALECIMIENTO A LAS DIFERENTES UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA EN MATERIA DE SOPORTE COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES

OBJETIVO DEL PROYECTO: GARANTIZAR A TODAS LAS UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA LOS INSUMOS NECESARIOS EN MATERIA COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES, A FIN DE CONTRIBUIR EN LA HOMOGENEIDAD DE POLÍTICAS COMUNICACIONALES, INFORMATIVAS Y DE IMAGEN CORPORATIVA DE LA INSTITUCIÓN

UNIDAD DE MEDIDA: PROGRAMA / PLAN **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	500.000	0	0	0	0	0	500.000
401	01	18	00	Remuneraciones al personal contratado	500.000	0	0	0	0	0	500.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.520.700**	**0**	**0**	**0**	**0**	**0**	**12.520.700**
402	01	00	00	Productos alimenticios y agropecuarios	4.820.000	0	0	0	0	0	4.820.000
402	01	01	00	Alimentos y bebidas para personas	4.820.000	0	0	0	0	0	4.820.000
402	03	00	00	Textiles y vestuarios	120.000	0	0	0	0	0	120.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	0	100.000
402	03	03	00	Calzados	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	200.000	0	0	0	0	0	200.000
402	05	04	00	Libros, revistas y periódicos	200.000	0	0	0	0	0	200.000
402	08	00	00	Productos metálicos	5.000.000	0	0	0	0	0	5.000.000
402	08	07	00	Material de señalamiento	5.000.000	0	0	0	0	0	5.000.000
402	10	00	00	Productos varios y útiles diversos	1.092.000	0	0	0	0	0	1.092.000
402	10	06	00	Condecoraciones, ofrendas y similares	86.000	0	0	0	0	0	86.000
402	10	11	00	Materiales eléctricos	6.000	0	0	0	0	0	6.000
402	10	13	00	Materiales fotográficos	100.000	0	0	0	0	0	100.000
402	10	99	00	Otros productos y útiles diversos	900.000	0	0	0	0	0	900.000
402	99	00	00	Otros materiales y suministros	1.288.700	0	0	0	0	0	1.288.700
402	99	01	00	Otros materiales y suministros	1.288.700	0	0	0	0	0	1.288.700
403	**00**	**00**	**00**	**Servicios no personales**	**140.546.661**	**0**	**0**	**0**	**0**	**0**	**140.546.661**
403	02	00	00	Alquileres de maquinaria y equipos	1.140.000	0	0	0	0	0	1.140.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.140.000	0	0	0	0	0	1.140.000
403	06	00	00	Servicios de transporte y almacenaje	3.000	0	0	0	0	0	3.000
403	06	03	00	Estacionamiento	3.000	0	0	0	0	0	3.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	114.024.300	0	0	0	0	0	114.024.300
403	07	01	00	Publicidad y propaganda	33.771.180	0	0	0	0	0	33.771.180
403	07	02	00	Imprenta y reproducción	30.250.000	0	0	0	0	0	30.250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117548 590086000 FORTALECIMIENTO A LAS DIFERENTES UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA EN MATERIA DE SOPORTE COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES

OBJETIVO DEL PROYECTO: GARANTIZAR A TODAS LAS UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA LOS INSUMOS NECESARIOS EN MATERIA COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES, A FIN DE CONTRIBUIR EN LA HOMOGENEIDAD DE POLÍTICAS COMUNICACIONALES, INFORMATIVAS Y DE IMAGEN CORPORATIVA DE LA INSTITUCIÓN

UNIDAD DE MEDIDA: PROGRAMA / PLAN **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	30.000.000	0	0	0	0	0	30.000.000
403	07	04	00	Avisos	20.003.120	0	0	0	0	0	20.003.120
403	09	00	00	Viáticos y pasajes	1.290.000	0	0	0	0	0	1.290.000
403	09	01	00	Viáticos y pasajes dentro del país	940.000	0	0	0	0	0	940.000
403	09	02	00	Viáticos y pasajes fuera del país	350.000	0	0	0	0	0	350.000
403	10	00	00	Servicios profesionales y técnicos	1.948.000	0	0	0	0	0	1.948.000
403	10	07	00	Servicios de capacitación y adiestramiento	548.000	0	0	0	0	0	548.000
403	10	99	00	Otros servicios profesionales y técnicos	1.400.000	0	0	0	0	0	1.400.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	430.000	0	0	0	0	0	430.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	430.000	0	0	0	0	0	430.000
403	12	00	00	Conservación y reparaciones menores de obras	2.000.000	0	0	0	0	0	2.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.000.000	0	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	17.079.361	0	0	0	0	0	17.079.361
403	18	01	00	Impuesto al valor agregado	17.079.361	0	0	0	0	0	17.079.361
403	99	00	00	Otros servicios no personales	2.632.000	0	0	0	0	0	2.632.000
403	99	01	00	Otros servicios no personales	2.632.000	0	0	0	0	0	2.632.000
404	**00**	**00**	**00**	**Activos reales**	**5.840.000**	**0**	**0**	**0**	**0**	**0**	**5.840.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.030.000	0	0	0	0	0	2.030.000
404	05	01	00	Equipos de telecomunicaciones	1.030.000	0	0	0	0	0	1.030.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	1.000.000	0	0	0	0	0	1.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.960.000	0	0	0	0	0	2.960.000
404	09	02	00	Equipos de computación	2.210.000	0	0	0	0	0	2.210.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	750.000	0	0	0	0	0	750.000
404	12	00	00	Activos intangibles	400.000	0	0	0	0	0	400.000
404	12	04	00	Paquetes y programas de computación	400.000	0	0	0	0	0	400.000
404	99	00	00	Otros activos reales	450.000	0	0	0	0	0	450.000
404	99	01	00	Otros activos reales	450.000	0	0	0	0	0	450.000
				Totales	**159.407.361**	**0**	**0**	**0**	**0**	**0**	**159.407.361**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117548 590086000 FORTALECIMIENTO A LAS DIFERENTES UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA EN MATERIA DE SOPORTE COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES

OBJETIVO DEL PROYECTO: GARANTIZAR A TODAS LAS UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA LOS INSUMOS NECESARIOS EN MATERIA COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES, A FIN DE CONTRIBUIR EN LA HOMOGENEIDAD DE POLÍTICAS COMUNICACIONALES, INFORMATIVAS Y DE IMAGEN CORPORATIVA DE LA INSTITUCIÓN

UNIDAD DE MEDIDA: PROGRAMA / PLAN **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117548 590086000 FORTALECIMIENTO A LAS DIFERENTES UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA EN MATERIA DE SOPORTE COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES

OBJETIVO DEL PROYECTO: GARANTIZAR A TODAS LAS UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA LOS INSUMOS NECESARIOS EN MATERIA COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES, A FIN DE CONTRIBUIR EN LA HOMOGENEIDAD DE POLÍTICAS COMUNICACIONALES, INFORMATIVAS Y DE IMAGEN CORPORATIVA DE LA INSTITUCIÓN

UNIDAD DE MEDIDA: PROGRAMA / PLAN **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590086001 COBERTURA COMUNICACIONAL

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.051.000**	**0**	**0**	**0**	**0**	0	**1.051.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	150.000	0	0	0	0	0	150.000
402	05	04	00	Libros, revistas y periódicos	150.000	0	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	401.000	0	0	0	0	0	401.000
402	10	11	00	Materiales eléctricos	1.000	0	0	0	0	0	1.000
402	10	13	00	Materiales fotográficos	100.000	0	0	0	0	0	100.000
402	10	99	00	Otros productos y útiles diversos	300.000	0	0	0	0	0	300.000
402	99	00	00	Otros materiales y suministros	300.000	0	0	0	0	0	300.000
402	99	01	00	Otros materiales y suministros	300.000	0	0	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.690.680**	**0**	**0**	**0**	**0**	0	**1.690.680**
403	02	00	00	Alquileres de maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	100.000	0	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	500	0	0	0	0	0	500
403	06	03	00	Estacionamiento	500	0	0	0	0	0	500
403	07	00	00	Servicios de información, impresión y relaciones públicas	250.000	0	0	0	0	0	250.000
403	07	02	00	Imprenta y reproducción	250.000	0	0	0	0	0	250.000
403	09	00	00	Viáticos y pasajes	250.000	0	0	0	0	0	250.000
403	09	01	00	Viáticos y pasajes dentro del país	150.000	0	0	0	0	0	150.000
403	09	02	00	Viáticos y pasajes fuera del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	400.000	0	0	0	0	0	400.000
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117548 590086000 FORTALECIMIENTO A LAS DIFERENTES UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA EN MATERIA DE SOPORTE COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES

OBJETIVO DEL PROYECTO: GARANTIZAR A TODAS LAS UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA LOS INSUMOS NECESARIOS EN MATERIA COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES, A FIN DE CONTRIBUIR EN LA HOMOGENEIDAD DE POLÍTICAS COMUNICACIONALES, INFORMATIVAS Y DE IMAGEN CORPORATIVA DE LA INSTITUCIÓN

UNIDAD DE MEDIDA: PROGRAMA / PLAN **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590086001 COBERTURA COMUNICACIONAL

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	12	00	00	Conservación y reparaciones menores de obras	100.000	0	0	0	0	0	100.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	390.180	0	0	0	0	0	390.180
403	18	01	00	Impuesto al valor agregado	390.180	0	0	0	0	0	390.180
403	99	00	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
403	99	01	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
404	**00**	**00**	**00**	**Activos reales**	**900.000**	**0**	**0**	**0**	**0**	0	**900.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	0	500.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	0	500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	250.000	0	0	0	0	0	250.000
404	09	02	00	Equipos de computación	150.000	0	0	0	0	0	150.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
404	12	00	00	Activos intangibles	100.000	0	0	0	0	0	100.000
404	12	04	00	Paquetes y programas de computación	100.000	0	0	0	0	0	100.000
404	99	00	00	Otros activos reales	50.000	0	0	0	0	0	50.000
404	99	01	00	Otros activos reales	50.000	0	0	0	0	0	50.000
				Totales	**3.641.680**	**0**	**0**	**0**	**0**	0	**3.641.680**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117548 590086000 FORTALECIMIENTO A LAS DIFERENTES UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA EN MATERIA DE SOPORTE COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES

OBJETIVO DEL PROYECTO: GARANTIZAR A TODAS LAS UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA LOS INSUMOS NECESARIOS EN MATERIA COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES, A FIN DE CONTRIBUIR EN LA HOMOGENEIDAD DE POLÍTICAS COMUNICACIONALES, INFORMATIVAS Y DE IMAGEN CORPORATIVA DE LA INSTITUCIÓN

UNIDAD DE MEDIDA: PROGRAMA / PLAN **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590086002 PRODUCCIÓN Y POST-PRODUCCIÓN DE CONTENIDOS GRÁFICOS, AUDIOVISUALES Y/O MULTIMEDIA

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	200.000	0	0	0	0	0	200.000
401	01	18	00	Remuneraciones al personal contratado	200.000	0	0	0	0	0	200.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.405.000**	**0**	**0**	**0**	**0**	0	**1.405.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	605.000	0	0	0	0	0	605.000
402	10	11	00	Materiales eléctricos	5.000	0	0	0	0	0	5.000
402	10	99	00	Otros productos y útiles diversos	600.000	0	0	0	0	0	600.000
402	99	00	00	Otros materiales y suministros	600.000	0	0	0	0	0	600.000
402	99	01	00	Otros materiales y suministros	600.000	0	0	0	0	0	600.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.191.080**	**0**	**0**	**0**	**0**	0	**3.191.080**
403	02	00	00	Alquileres de maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	100.000	0	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	500	0	0	0	0	0	500
403	06	03	00	Estacionamiento	500	0	0	0	0	0	500
403	09	00	00	Viáticos y pasajes	350.000	0	0	0	0	0	350.000
403	09	01	00	Viáticos y pasajes dentro del país	250.000	0	0	0	0	0	250.000
403	09	02	00	Viáticos y pasajes fuera del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	900.000	0	0	0	0	0	900.000
403	10	07	00	Servicios de capacitación y adiestramiento	300.000	0	0	0	0	0	300.000
403	10	99	00	Otros servicios profesionales y técnicos	600.000	0	0	0	0	0	600.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117548 590086000 FORTALECIMIENTO A LAS DIFERENTES UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA EN MATERIA DE SOPORTE COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES

OBJETIVO DEL PROYECTO: GARANTIZAR A TODAS LAS UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA LOS INSUMOS NECESARIOS EN MATERIA COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES, A FIN DE CONTRIBUIR EN LA HOMOGENEIDAD DE POLÍTICAS COMUNICACIONALES, INFORMATIVAS Y DE IMAGEN CORPORATIVA DE LA INSTITUCIÓN

UNIDAD DE MEDIDA: PROGRAMA / PLAN **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590086002 PRODUCCIÓN Y POST-PRODUCCIÓN DE CONTENIDOS GRÁFICOS, AUDIOVISUALES Y/O MULTIMEDIA

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
403	12	00	00	Conservación y reparaciones menores de obras	300.000	0	0	0	0	0	300.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	824.580	0	0	0	0	0	824.580
403	18	01	00	Impuesto al valor agregado	824.580	0	0	0	0	0	824.580
403	99	00	00	Otros servicios no personales	416.000	0	0	0	0	0	416.000
403	99	01	00	Otros servicios no personales	416.000	0	0	0	0	0	416.000
404	**00**	**00**	**00**	**Activos reales**	**2.900.000**	**0**	**0**	**0**	**0**	0	**2.900.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	0	300.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.000.000	0	0	0	0	0	2.000.000
404	09	02	00	Equipos de computación	1.700.000	0	0	0	0	0	1.700.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
404	12	00	00	Activos intangibles	300.000	0	0	0	0	0	300.000
404	12	04	00	Paquetes y programas de computación	300.000	0	0	0	0	0	300.000
404	99	00	00	Otros activos reales	300.000	0	0	0	0	0	300.000
404	99	01	00	Otros activos reales	300.000	0	0	0	0	0	300.000
				Totales	**7.696.080**	**0**	**0**	**0**	**0**	0	**7.696.080**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117548 590086000 FORTALECIMIENTO A LAS DIFERENTES UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA EN MATERIA DE SOPORTE COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES

OBJETIVO DEL PROYECTO: GARANTIZAR A TODAS LAS UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA LOS INSUMOS NECESARIOS EN MATERIA COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES, A FIN DE CONTRIBUIR EN LA HOMOGENEIDAD DE POLÍTICAS COMUNICACIONALES, INFORMATIVAS Y DE IMAGEN CORPORATIVA DE LA INSTITUCIÓN

UNIDAD DE MEDIDA: PROGRAMA / PLAN **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590086003 PRODUCCIÓN EDITORIAL Y DIVULGACIÓN DE CONTENIDOS

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	200.000	0	0	0	0	0	200.000
401	01	18	00	Remuneraciones al personal contratado	200.000	0	0	0	0	0	200.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**550.000**	**0**	**0**	**0**	**0**	0	**550.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	50.000	0	0	0	0	0	50.000
402	05	04	00	Libros, revistas y periódicos	50.000	0	0	0	0	0	50.000
402	99	00	00	Otros materiales y suministros	300.000	0	0	0	0	0	300.000
402	99	01	00	Otros materiales y suministros	300.000	0	0	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**81.211.223**	**0**	**0**	**0**	**0**	0	**81.211.223**
403	02	00	00	Alquileres de maquinaria y equipos	200.000	0	0	0	0	0	200.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
403	06	00	00	Servicios de transporte y almacenaje	500	0	0	0	0	0	500
403	06	03	00	Estacionamiento	500	0	0	0	0	0	500
403	07	00	00	Servicios de información, impresión y relaciones públicas	70.946.520	0	0	0	0	0	70.946.520
403	07	01	00	Publicidad y propaganda	20.943.400	0	0	0	0	0	20.943.400
403	07	02	00	Imprenta y reproducción	30.000.000	0	0	0	0	0	30.000.000
403	07	04	00	Avisos	20.003.120	0	0	0	0	0	20.003.120
403	10	00	00	Servicios profesionales y técnicos	600.000	0	0	0	0	0	600.000
403	10	99	00	Otros servicios profesionales y técnicos	600.000	0	0	0	0	0	600.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117548 590086000 FORTALECIMIENTO A LAS DIFERENTES UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA EN MATERIA DE SOPORTE COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES

OBJETIVO DEL PROYECTO: GARANTIZAR A TODAS LAS UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA LOS INSUMOS NECESARIOS EN MATERIA COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES, A FIN DE CONTRIBUIR EN LA HOMOGENEIDAD DE POLÍTICAS COMUNICACIONALES, INFORMATIVAS Y DE IMAGEN CORPORATIVA DE LA INSTITUCIÓN

UNIDAD DE MEDIDA: PROGRAMA / PLAN **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590086003 PRODUCCIÓN EDITORIAL Y DIVULGACIÓN DE CONTENIDOS

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	8.926.203	0	0	0	0	0	8.926.203
403	18	01	00	Impuesto al valor agregado	8.926.203	0	0	0	0	0	8.926.203
403	99	00	00	Otros servicios no personales	508.000	0	0	0	0	0	508.000
403	99	01	00	Otros servicios no personales	508.000	0	0	0	0	0	508.000
404	**00**	**00**	**00**	**Activos reales**	**1.350.000**	**0**	**0**	**0**	0	0	**1.350.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	600.000	0	0	0	0	0	600.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	0	500.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	650.000	0	0	0	0	0	650.000
404	09	02	00	Equipos de computación	300.000	0	0	0	0	0	300.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	350.000	0	0	0	0	0	350.000
404	99	00	00	Otros activos reales	100.000	0	0	0	0	0	100.000
404	99	01	00	Otros activos reales	100.000	0	0	0	0	0	100.000
				Totales	**83.311.223**	**0**	**0**	**0**	**0**	0	**83.311.223**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117548 590086000 FORTALECIMIENTO A LAS DIFERENTES UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA EN MATERIA DE SOPORTE COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES

OBJETIVO DEL PROYECTO: GARANTIZAR A TODAS LAS UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA LOS INSUMOS NECESARIOS EN MATERIA COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES, A FIN DE CONTRIBUIR EN LA HOMOGENEIDAD DE POLÍTICAS COMUNICACIONALES, INFORMATIVAS Y DE IMAGEN CORPORATIVA DE LA INSTITUCIÓN

UNIDAD DE MEDIDA: PROGRAMA / PLAN **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590086004 ORGANIZACIÓN DE EVENTOS

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**191.700**	**0**	**0**	**0**	**0**	0	**191.700**
402	01	00	00	Productos alimenticios y agropecuarios	148.000	0	0	0	0	0	148.000
402	01	01	00	Alimentos y bebidas para personas	148.000	0	0	0	0	0	148.000
402	10	00	00	Productos varios y útiles diversos	40.000	0	0	0	0	0	40.000
402	10	06	00	Condecoraciones, ofrendas y similares	40.000	0	0	0	0	0	40.000
402	99	00	00	Otros materiales y suministros	3.700	0	0	0	0	0	3.700
402	99	01	00	Otros materiales y suministros	3.700	0	0	0	0	0	3.700
403	**00**	**00**	**00**	**Servicios no personales**	**21.236.278**	**0**	**0**	**0**	**0**	0	**21.236.278**
403	02	00	00	Alquileres de maquinaria y equipos	380.000	0	0	0	0	0	380.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	380.000	0	0	0	0	0	380.000
403	06	00	00	Servicios de transporte y almacenaje	500	0	0	0	0	0	500
403	06	03	00	Estacionamiento	500	0	0	0	0	0	500
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.827.780	0	0	0	0	0	17.827.780
403	07	01	00	Publicidad y propaganda	7.827.780	0	0	0	0	0	7.827.780
403	07	03	00	Relaciones sociales	10.000.000	0	0	0	0	0	10.000.000
403	09	00	00	Viáticos y pasajes	230.000	0	0	0	0	0	230.000
403	09	01	00	Viáticos y pasajes dentro del país	180.000	0	0	0	0	0	180.000
403	09	02	00	Viáticos y pasajes fuera del país	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	2.297.998	0	0	0	0	0	2.297.998
403	18	01	00	Impuesto al valor agregado	2.297.998	0	0	0	0	0	2.297.998
403	99	00	00	Otros servicios no personales	500.000	0	0	0	0	0	500.000
403	99	01	00	Otros servicios no personales	500.000	0	0	0	0	0	500.000
404	**00**	**00**	**00**	**Activos reales**	**20.000**	**0**	**0**	**0**	**0**	0	**20.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117548 590086000 FORTALECIMIENTO A LAS DIFERENTES UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA EN MATERIA DE SOPORTE COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES

OBJETIVO DEL PROYECTO: GARANTIZAR A TODAS LAS UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA LOS INSUMOS NECESARIOS EN MATERIA COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES, A FIN DE CONTRIBUIR EN LA HOMOGENEIDAD DE POLÍTICAS COMUNICACIONALES, INFORMATIVAS Y DE IMAGEN CORPORATIVA DE LA INSTITUCIÓN

UNIDAD DE MEDIDA: PROGRAMA / PLAN **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590086004 ORGANIZACIÓN DE EVENTOS

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
				Totales	**21.447.978**	**0**	**0**	**0**	**0**	**0**	**21.447.978**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117548 590086000 FORTALECIMIENTO A LAS DIFERENTES UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA EN MATERIA DE SOPORTE COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES

OBJETIVO DEL PROYECTO: GARANTIZAR A TODAS LAS UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA LOS INSUMOS NECESARIOS EN MATERIA COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES, A FIN DE CONTRIBUIR EN LA HOMOGENEIDAD DE POLÍTICAS COMUNICACIONALES, INFORMATIVAS Y DE IMAGEN CORPORATIVA DE LA INSTITUCIÓN

UNIDAD DE MEDIDA: PROGRAMA / PLAN **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590086005 ASISTENCIA LOGÍSTICA

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.093.200**	**0**	**0**	**0**	**0**	**0**	**4.093.200**
402	01	00	00	Productos alimenticios y agropecuarios	4.000.000	0	0	0	0	0	4.000.000
402	01	01	00	Alimentos y bebidas para personas	4.000.000	0	0	0	0	0	4.000.000
402	10	00	00	Productos varios y útiles diversos	10.000	0	0	0	0	0	10.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	83.200	0	0	0	0	0	83.200
402	99	01	00	Otros materiales y suministros	83.200	0	0	0	0	0	83.200
403	**00**	**00**	**00**	**Servicios no personales**	**12.861.344**	**0**	**0**	**0**	**0**	**0**	**12.861.344**
403	02	00	00	Alquileres de maquinaria y equipos	180.000	0	0	0	0	0	180.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	180.000	0	0	0	0	0	180.000
403	06	00	00	Servicios de transporte y almacenaje	500	0	0	0	0	0	500
403	06	03	00	Estacionamiento	500	0	0	0	0	0	500
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.000.000	0	0	0	0	0	10.000.000
403	07	03	00	Relaciones sociales	10.000.000	0	0	0	0	0	10.000.000
403	09	00	00	Viáticos y pasajes	230.000	0	0	0	0	0	230.000
403	09	01	00	Viáticos y pasajes dentro del país	180.000	0	0	0	0	0	180.000
403	09	02	00	Viáticos y pasajes fuera del país	50.000	0	0	0	0	0	50.000
403	12	00	00	Conservación y reparaciones menores de obras	100.000	0	0	0	0	0	100.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	1.850.844	0	0	0	0	0	1.850.844
403	18	01	00	Impuesto al valor agregado	1.850.844	0	0	0	0	0	1.850.844
403	99	00	00	Otros servicios no personales	500.000	0	0	0	0	0	500.000
403	99	01	00	Otros servicios no personales	500.000	0	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117548 590086000 FORTALECIMIENTO A LAS DIFERENTES UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA EN MATERIA DE SOPORTE COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES

OBJETIVO DEL PROYECTO: GARANTIZAR A TODAS LAS UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA LOS INSUMOS NECESARIOS EN MATERIA COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES, A FIN DE CONTRIBUIR EN LA HOMOGENEIDAD DE POLÍTICAS COMUNICACIONALES, INFORMATIVAS Y DE IMAGEN CORPORATIVA DE LA INSTITUCIÓN

UNIDAD DE MEDIDA: PROGRAMA / PLAN **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590086005 ASISTENCIA LOGÍSTICA

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**320.000**	**0**	**0**	**0**	**0**	0	**320.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	0	300.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
				Totales	**17.274.544**	**0**	**0**	**0**	**0**	0	**17.274.544**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117548 590086000 FORTALECIMIENTO A LAS DIFERENTES UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA EN MATERIA DE SOPORTE COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES

OBJETIVO DEL PROYECTO: GARANTIZAR A TODAS LAS UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA LOS INSUMOS NECESARIOS EN MATERIA COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES, A FIN DE CONTRIBUIR EN LA HOMOGENEIDAD DE POLÍTICAS COMUNICACIONALES, INFORMATIVAS Y DE IMAGEN CORPORATIVA DE LA INSTITUCIÓN

UNIDAD DE MEDIDA: PROGRAMA / PLAN **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590086006 ASISTENCIA EN RELACIONES INSTITUCIONALES

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**100.000**	0	0	0	0	0	**100.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	100.000	0	0	0	0	0	100.000
401	01	18	00	Remuneraciones al personal contratado	100.000	0	0	0	0	0	100.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.229.800**	0	0	0	0	0	**5.229.800**
402	01	00	00	Productos alimenticios y agropecuarios	72.000	0	0	0	0	0	72.000
402	01	01	00	Alimentos y bebidas para personas	72.000	0	0	0	0	0	72.000
402	03	00	00	Textiles y vestuarios	120.000	0	0	0	0	0	120.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	0	100.000
402	03	03	00	Calzados	20.000	0	0	0	0	0	20.000
402	08	00	00	Productos metálicos	5.000.000	0	0	0	0	0	5.000.000
402	08	07	00	Material de señalamiento	5.000.000	0	0	0	0	0	5.000.000
402	10	00	00	Productos varios y útiles diversos	36.000	0	0	0	0	0	36.000
402	10	06	00	Condecoraciones, ofrendas y similares	36.000	0	0	0	0	0	36.000
402	99	00	00	Otros materiales y suministros	1.800	0	0	0	0	0	1.800
402	99	01	00	Otros materiales y suministros	1.800	0	0	0	0	0	1.800
403	**00**	**00**	**00**	**Servicios no personales**	**20.356.056**	0	0	0	0	0	**20.356.056**
403	02	00	00	Alquileres de maquinaria y equipos	180.000	0	0	0	0	0	180.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	180.000	0	0	0	0	0	180.000
403	06	00	00	Servicios de transporte y almacenaje	500	0	0	0	0	0	500
403	06	03	00	Estacionamiento	500	0	0	0	0	0	500
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.000.000	0	0	0	0	0	15.000.000
403	07	01	00	Publicidad y propaganda	5.000.000	0	0	0	0	0	5.000.000
403	07	03	00	Relaciones sociales	10.000.000	0	0	0	0	0	10.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117548 590086000 FORTALECIMIENTO A LAS DIFERENTES UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA EN MATERIA DE SOPORTE COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES

OBJETIVO DEL PROYECTO: GARANTIZAR A TODAS LAS UNIDADES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA LOS INSUMOS NECESARIOS EN MATERIA COMUNICACIONAL Y DE RELACIONES INSTITUCIONALES, A FIN DE CONTRIBUIR EN LA HOMOGENEIDAD DE POLÍTICAS COMUNICACIONALES, INFORMATIVAS Y DE IMAGEN CORPORATIVA DE LA INSTITUCIÓN

UNIDAD DE MEDIDA: PROGRAMA / PLAN **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590086006 ASISTENCIA EN RELACIONES INSTITUCIONALES

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	230.000	0	0	0	0	0	230.000
403	09	01	00	Viáticos y pasajes dentro del país	180.000	0	0	0	0	0	180.000
403	09	02	00	Viáticos y pasajes fuera del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	48.000	0	0	0	0	0	48.000
403	10	07	00	Servicios de capacitación y adiestramiento	48.000	0	0	0	0	0	48.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
403	12	00	00	Conservación y reparaciones menores de obras	1.500.000	0	0	0	0	0	1.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.500.000	0	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	2.789.556	0	0	0	0	0	2.789.556
403	18	01	00	Impuesto al valor agregado	2.789.556	0	0	0	0	0	2.789.556
403	99	00	00	Otros servicios no personales	508.000	0	0	0	0	0	508.000
403	99	01	00	Otros servicios no personales	508.000	0	0	0	0	0	508.000
404	**00**	**00**	**00**	**Activos reales**	**350.000**	**0**	**0**	**0**	**0**	0	**350.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	330.000	0	0	0	0	0	330.000
404	05	01	00	Equipos de telecomunicaciones	30.000	0	0	0	0	0	30.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
				Totales	**26.035.856**	**0**	**0**	**0**	**0**	0	**26.035.856**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117339 590087000 PLAN COMUNICACIONAL MASIVO DEL MPPEE PARA LA POBLACIÓN VENEZOLANA

OBJETIVO DEL PROYECTO: DIVULGAR LA GESTIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA (MPPEE), A TRAVÉS DE ESTRATEGIAS COMUNICACIONALES EFECTIVAS PARA CONTINUAR POSICIONÁNDOLO COMO EL ÓRGANO RECTOR DE LAS POLÍTICAS QUE ORIENTAN AL SECTOR ELÉCTRICO NACIONAL, RESPONSABLE DE LA IMPLANTACIÓN DEL USO RACIONAL Y EFICIENTE DE LA ENERGÍA

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**287.651.248**	**0**	**0**	**0**	**0**	**0**	**287.651.248**
403	07	00	00	Servicios de información, impresión y relaciones públicas	253.217.900	0	0	0	0	0	253.217.900
403	07	01	00	Publicidad y propaganda	165.978.800	0	0	0	0	0	165.978.800
403	07	02	00	Imprenta y reproducción	38.879.100	0	0	0	0	0	38.879.100
403	07	03	00	Relaciones sociales	32.760.000	0	0	0	0	0	32.760.000
403	07	04	00	Avisos	15.600.000	0	0	0	0	0	15.600.000
403	10	00	00	Servicios profesionales y técnicos	2.000.000	0	0	0	0	0	2.000.000
403	10	99	00	Otros servicios profesionales y técnicos	2.000.000	0	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	30.873.348	0	0	0	0	0	30.873.348
403	18	01	00	Impuesto al valor agregado	30.873.348	0	0	0	0	0	30.873.348
403	99	00	00	Otros servicios no personales	1.560.000	0	0	0	0	0	1.560.000
403	99	01	00	Otros servicios no personales	1.560.000	0	0	0	0	0	1.560.000
				Totales	**287.651.248**	**0**	**0**	**0**	**0**	**0**	**287.651.248**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117339 590087000 PLAN COMUNICACIONAL MASIVO DEL MPPEE PARA LA POBLACIÓN VENEZOLANA

OBJETIVO DEL PROYECTO: DIVULGAR LA GESTIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA (MPPEE), A TRAVÉS DE ESTRATEGIAS COMUNICACIONALES EFECTIVAS PARA CONTINUAR POSICIONÁNDOLO COMO EL ÓRGANO RECTOR DE LAS POLÍTICAS QUE ORIENTAN AL SECTOR ELÉCTRICO NACIONAL, RESPONSABLE DE LA IMPLANTACIÓN DEL USO RACIONAL Y EFICIENTE DE LA ENERGÍA

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117339 590087000 PLAN COMUNICACIONAL MASIVO DEL MPPEE PARA LA POBLACIÓN VENEZOLANA

OBJETIVO DEL PROYECTO: DIVULGAR LA GESTIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA (MPPEE), A TRAVÉS DE ESTRATEGIAS COMUNICACIONALES EFECTIVAS PARA CONTINUAR POSICIONÁNDOLO COMO EL ÓRGANO RECTOR DE LAS POLÍTICAS QUE ORIENTAN AL SECTOR ELÉCTRICO NACIONAL, RESPONSABLE DE LA IMPLANTACIÓN DEL USO RACIONAL Y EFICIENTE DE LA ENERGÍA

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590087001 EJECUCIÓN DE UNA CAMPAÑA MASIVA PARA CONSOLIDAR AL MPPEE COMO EL ÓRGANO RECTOR DEL SECTOR ELÉCTRICO NACIONAL, A TRAVÉS DE LA DIFUSIÓN DE LOS PLANES Y LOGROS DE LA NUEVA PLANIFICACIÓN ELÉCTRICA DEL PAÍS

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**143.795.624**	**0**	**0**	**0**	**0**	**0**	**143.795.624**
403	07	00	00	Servicios de información, impresión y relaciones públicas	126.608.950	0	0	0	0	0	126.608.950
403	07	01	00	Publicidad y propaganda	82.989.400	0	0	0	0	0	82.989.400
403	07	02	00	Imprenta y reproducción	19.439.550	0	0	0	0	0	19.439.550
403	07	03	00	Relaciones sociales	16.380.000	0	0	0	0	0	16.380.000
403	07	04	00	Avisos	7.800.000	0	0	0	0	0	7.800.000
403	10	00	00	Servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	15.406.674	0	0	0	0	0	15.406.674
403	18	01	00	Impuesto al valor agregado	15.406.674	0	0	0	0	0	15.406.674
403	99	00	00	Otros servicios no personales	780.000	0	0	0	0	0	780.000
403	99	01	00	Otros servicios no personales	780.000	0	0	0	0	0	780.000
				Totales	**143.795.624**	**0**	**0**	**0**	**0**	**0**	**143.795.624**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117339 590087000 PLAN COMUNICACIONAL MASIVO DEL MPPEE PARA LA POBLACIÓN VENEZOLANA

OBJETIVO DEL PROYECTO: DIVULGAR LA GESTIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA (MPPEE), A TRAVÉS DE ESTRATEGIAS COMUNICACIONALES EFECTIVAS PARA CONTINUAR POSICIONÁNDOLO COMO EL ÓRGANO RECTOR DE LAS POLÍTICAS QUE ORIENTAN AL SECTOR ELÉCTRICO NACIONAL, RESPONSABLE DE LA IMPLANTACIÓN DEL USO RACIONAL Y EFICIENTE DE LA ENERGÍA

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590087002 PROMOCIÓN DEL USO RACIONAL Y EFICIENTE DE LA ELECTRICIDAD, A TRAVÉS DEL DISEÑO Y EJECUCIÓN DE UNA CAMPAÑA MASIVA

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**143.855.624**	**0**	**0**	**0**	**0**	**0**	**143.855.624**
403	07	00	00	Servicios de información, impresión y relaciones públicas	126.608.950	0	0	0	0	0	126.608.950
403	07	01	00	Publicidad y propaganda	82.989.400	0	0	0	0	0	82.989.400
403	07	02	00	Imprenta y reproducción	19.439.550	0	0	0	0	0	19.439.550
403	07	03	00	Relaciones sociales	16.380.000	0	0	0	0	0	16.380.000
403	07	04	00	Avisos	7.800.000	0	0	0	0	0	7.800.000
403	10	00	00	Servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	15.466.674	0	0	0	0	0	15.466.674
403	18	01	00	Impuesto al valor agregado	15.466.674	0	0	0	0	0	15.466.674
403	99	00	00	Otros servicios no personales	780.000	0	0	0	0	0	780.000
403	99	01	00	Otros servicios no personales	780.000	0	0	0	0	0	780.000
				Totales	**143.855.624**	**0**	**0**	**0**	**0**	**0**	**143.855.624**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117232 590088000 MARCO JURÍDICO DEL SECTOR DE LA ENERGÍA ELÉCTRICA Y ENERGÍAS ALTERNATIVAS

OBJETIVO DEL PROYECTO: ELABORAR PROPUESTA DE INSTRUMENTOS LEGALES, PARA ACTUALIZAR EL MARCO JURÍDICO

UNIDAD DE MEDIDA: INSTRUMENTO LEGAL **META:** 12

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.807**	**0**	**0**	**0**	**0**	**0**	**19.807**
402	10	00	00	Productos varios y útiles diversos	19.807	0	0	0	0	0	19.807
402	10	99	00	Otros productos y útiles diversos	19.807	0	0	0	0	0	19.807
403	**00**	**00**	**00**	**Servicios no personales**	**821.418**	**0**	**0**	**0**	**0**	**0**	**821.418**
403	09	00	00	Viáticos y pasajes	318.000	0	0	0	0	0	318.000
403	09	01	00	Viáticos y pasajes dentro del país	318.000	0	0	0	0	0	318.000
403	10	00	00	Servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	103.418	0	0	0	0	0	103.418
403	18	01	00	Impuesto al valor agregado	103.418	0	0	0	0	0	103.418
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**124.000**	**0**	**0**	**0**	**0**	**0**	**124.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	100.000	0	0	0	0	0	100.000
404	12	00	00	Activos intangibles	24.000	0	0	0	0	0	24.000
404	12	04	00	Paquetes y programas de computación	24.000	0	0	0	0	0	24.000
				Totales	**965.225**	**0**	**0**	**0**	**0**	**0**	**965.225**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117232 590088000 MARCO JURÍDICO DEL SECTOR DE LA ENERGÍA ELÉCTRICA Y ENERGÍAS ALTERNATIVAS

OBJETIVO DEL PROYECTO: ELABORAR PROPUESTA DE INSTRUMENTOS LEGALES, PARA ACTUALIZAR EL MARCO JURÍDICO

UNIDAD DE MEDIDA: INSTRUMENTO LEGAL **META:** 12

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117232 590088000 MARCO JURÍDICO DEL SECTOR DE LA ENERGÍA ELÉCTRICA Y ENERGÍAS ALTERNATIVAS

OBJETIVO DEL PROYECTO: ELABORAR PROPUESTA DE INSTRUMENTOS LEGALES, PARA ACTUALIZAR EL MARCO JURÍDICO

UNIDAD DE MEDIDA: INSTRUMENTO LEGAL **META:** 12

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590088001 ELABORACIÓN DE INFORMES TÉCNICOS VINCULADOS CON LAS ENERGÍAS ALTERNATIVAS, SOBRE NECESIDADES Y DEFICIENCIAS JURÍDICAS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**804.160**	**0**	**0**	**0**	**0**	**0**	**804.160**
403	09	00	00	Viáticos y pasajes	318.000	0	0	0	0	0	318.000
403	09	01	00	Viáticos y pasajes dentro del país	318.000	0	0	0	0	0	318.000
403	10	00	00	Servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	86.160	0	0	0	0	0	86.160
403	18	01	00	Impuesto al valor agregado	86.160	0	0	0	0	0	86.160
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
				Totales	**804.160**	**0**	**0**	**0**	**0**	**0**	**804.160**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117232 590088000 MARCO JURÍDICO DEL SECTOR DE LA ENERGÍA ELÉCTRICA Y ENERGÍAS ALTERNATIVAS

OBJETIVO DEL PROYECTO: ELABORAR PROPUESTA DE INSTRUMENTOS LEGALES, PARA ACTUALIZAR EL MARCO JURÍDICO

UNIDAD DE MEDIDA: INSTRUMENTO LEGAL **META:** 12

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590088002 DISEÑO DE LAS PROPUESTAS DE LEYES Y REGLAMENTOS Y NORMAS DE RANGO SUBLEGAL SOBRE LA MATERIA

UNIDAD DE MEDIDA: INSTRUMENTO LEGAL **META:** 12

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.807**	**0**	**0**	**0**	**0**	0	**19.807**
402	10	00	00	Productos varios y útiles diversos	19.807	0	0	0	0	0	19.807
402	10	99	00	Otros productos y útiles diversos	19.807	0	0	0	0	0	19.807
403	**00**	**00**	**00**	**Servicios no personales**	**2.378**	**0**	**0**	**0**	**0**	0	**2.378**
403	18	00	00	Impuestos indirectos	2.378	0	0	0	0	0	2.378
403	18	01	00	Impuesto al valor agregado	2.378	0	0	0	0	0	2.378
				Totales	**22.185**	**0**	**0**	**0**	**0**	0	**22.185**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117232 590088000 MARCO JURÍDICO DEL SECTOR DE LA ENERGÍA ELÉCTRICA Y ENERGÍAS ALTERNATIVAS

OBJETIVO DEL PROYECTO: ELABORAR PROPUESTA DE INSTRUMENTOS LEGALES, PARA ACTUALIZAR EL MARCO JURÍDICO

UNIDAD DE MEDIDA: INSTRUMENTO LEGAL **META:** 12

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590088003 ORGANIZACIÓN, COMPILACIÓN Y SISTEMATIZACIÓN DE LOS INSTRUMENTOS JURÍDICOS ELABORADOS, LOS DICTÁMENES Y OPINIONES JURÍDICAS EN MATERIA LEGAL APLICADOS AL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: DOCUMENTO DIGITALIZADO **META:** 1.000

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**14.880**	**0**	**0**	**0**	**0**	0	**14.880**
403	18	00	00	Impuestos indirectos	14.880	0	0	0	0	0	14.880
403	18	01	00	Impuesto al valor agregado	14.880	0	0	0	0	0	14.880
404	**00**	**00**	**00**	**Activos reales**	**124.000**	**0**	**0**	**0**	**0**	0	**124.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	100.000	0	0	0	0	0	100.000
404	12	00	00	Activos intangibles	24.000	0	0	0	0	0	24.000
404	12	04	00	Paquetes y programas de computación	24.000	0	0	0	0	0	24.000
				Totales	**138.880**	**0**	**0**	**0**	**0**	0	**138.880**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117916 590089000 DIFUSIÓN DEL MARCO REGULATORIO DEL SECTOR DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: DIFUNDIR EL MARCO REGULATORIO DEL SECTOR ELÉCTRICO A TRAVÉS DE EVENTOS PARA DAR A CONOCER LOS INSTRUMENTOS QUE RIGEN EL SECTOR ELÉCTRICO Y CON EL PROPÓSITO DE IMPULSAR EL CUMPLIMIENTO DE LOS MISMOS, INFORMANDO SOBRE LAS OBLIGACIONES, SANCIONES Y DELITOS, ENTRE OTRAS COSAS

UNIDAD DE MEDIDA: EVENTO **META:** 20

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**21.833**	**0**	**0**	**0**	**0**	**0**	**21.833**
402	01	00	00	Productos alimenticios y agropecuarios	21.833	0	0	0	0	0	21.833
402	01	01	00	Alimentos y bebidas para personas	21.833	0	0	0	0	0	21.833
403	**00**	**00**	**00**	**Servicios no personales**	**892.059**	**0**	**0**	**0**	**0**	**0**	**892.059**
403	06	00	00	Servicios de transporte y almacenaje	10.000	0	0	0	0	0	10.000
403	06	01	00	Fletes y embalajes	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	514.143	0	0	0	0	0	514.143
403	07	02	00	Imprenta y reproducción	400.000	0	0	0	0	0	400.000
403	07	03	00	Relaciones sociales	44.143	0	0	0	0	0	44.143
403	07	04	00	Avisos	70.000	0	0	0	0	0	70.000
403	09	00	00	Viáticos y pasajes	250.000	0	0	0	0	0	250.000
403	09	01	00	Viáticos y pasajes dentro del país	250.000	0	0	0	0	0	250.000
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	99	00	Otros servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	97.916	0	0	0	0	0	97.916
403	18	01	00	Impuesto al valor agregado	97.916	0	0	0	0	0	97.916
				Totales	**913.892**	**0**	**0**	**0**	**0**	**0**	**913.892**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117916 590089000 DIFUSIÓN DEL MARCO REGULATORIO DEL SECTOR DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: DIFUNDIR EL MARCO REGULATORIO DEL SECTOR ELÉCTRICO A TRAVÉS DE EVENTOS PARA DAR A CONOCER LOS INSTRUMENTOS QUE RIGEN EL SECTOR ELÉCTRICO Y CON EL PROPÓSITO DE IMPULSAR EL CUMPLIMIENTO DE LOS MISMOS, INFORMANDO SOBRE LAS OBLIGACIONES, SANCIONES Y DELITOS, ENTRE OTRAS COSAS

UNIDAD DE MEDIDA: EVENTO **META:** 20

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117916 590089000 DIFUSIÓN DEL MARCO REGULATORIO DEL SECTOR DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: DIFUNDIR EL MARCO REGULATORIO DEL SECTOR ELÉCTRICO A TRAVÉS DE EVENTOS PARA DAR A CONOCER LOS INSTRUMENTOS QUE RIGEN EL SECTOR ELÉCTRICO Y CON EL PROPÓSITO DE IMPULSAR EL CUMPLIMIENTO DE LOS MISMOS, INFORMANDO SOBRE LAS OBLIGACIONES, SANCIONES Y DELITOS, ENTRE OTRAS COSAS

UNIDAD DE MEDIDA: EVENTO **META:** 20

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590089001 PREPARACIÓN DEL MATERIAL PARA DIFUSIÓN DEL MARCO REGULATORIO EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 12.000

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**806.400**	**0**	**0**	**0**	**0**	0	**806.400**
403	07	00	00	Servicios de información, impresión y relaciones públicas	470.000	0	0	0	0	0	470.000
403	07	02	00	Imprenta y reproducción	400.000	0	0	0	0	0	400.000
403	07	04	00	Avisos	70.000	0	0	0	0	0	70.000
403	09	00	00	Viáticos y pasajes	250.000	0	0	0	0	0	250.000
403	09	01	00	Viáticos y pasajes dentro del país	250.000	0	0	0	0	0	250.000
403	18	00	00	Impuestos indirectos	86.400	0	0	0	0	0	86.400
403	18	01	00	Impuesto al valor agregado	86.400	0	0	0	0	0	86.400
				Totales	**806.400**	**0**	**0**	**0**	**0**	0	**806.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117916 590089000 DIFUSIÓN DEL MARCO REGULATORIO DEL SECTOR DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: DIFUNDIR EL MARCO REGULATORIO DEL SECTOR ELÉCTRICO A TRAVÉS DE EVENTOS PARA DAR A CONOCER LOS INSTRUMENTOS QUE RIGEN EL SECTOR ELÉCTRICO Y CON EL PROPÓSITO DE IMPULSAR EL CUMPLIMIENTO DE LOS MISMOS, INFORMANDO SOBRE LAS OBLIGACIONES, SANCIONES Y DELITOS, ENTRE OTRAS COSAS

UNIDAD DE MEDIDA: EVENTO **META:** 20

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590089002 EJECUCIÓN DE LOS EVENTOS Y ACTOS RELACIONADOS CON EL MARCO REGULATORIO EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: EVENTO **META:** 20

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**83.041**	**0**	**0**	**0**	**0**	0	**83.041**
403	06	00	00	Servicios de transporte y almacenaje	10.000	0	0	0	0	0	10.000
403	06	01	00	Fletes y embalajes	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	44.143	0	0	0	0	0	44.143
403	07	03	00	Relaciones sociales	44.143	0	0	0	0	0	44.143
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	99	00	Otros servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	8.898	0	0	0	0	0	8.898
403	18	01	00	Impuesto al valor agregado	8.898	0	0	0	0	0	8.898
				Totales	**83.041**	**0**	**0**	**0**	**0**	0	**83.041**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117916 590089000 DIFUSIÓN DEL MARCO REGULATORIO DEL SECTOR DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: DIFUNDIR EL MARCO REGULATORIO DEL SECTOR ELÉCTRICO A TRAVÉS DE EVENTOS PARA DAR A CONOCER LOS INSTRUMENTOS QUE RIGEN EL SECTOR ELÉCTRICO Y CON EL PROPÓSITO DE IMPULSAR EL CUMPLIMIENTO DE LOS MISMOS, INFORMANDO SOBRE LAS OBLIGACIONES, SANCIONES Y DELITOS, ENTRE OTRAS COSAS

UNIDAD DE MEDIDA: EVENTO **META:** 20

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590089003 EJECUCIÓN DE INFORMES SOBRE EL RESULTADO DE LA DIFUSIÓN DEL MARCO REGULATORIO EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 20

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**21.833**	**0**	**0**	**0**	**0**	0	**21.833**
402	01	00	00	Productos alimenticios y agropecuarios	21.833	0	0	0	0	0	21.833
402	01	01	00	Alimentos y bebidas para personas	21.833	0	0	0	0	0	21.833
403	**00**	**00**	**00**	**Servicios no personales**	**2.618**	**0**	**0**	**0**	**0**	0	**2.618**
403	18	00	00	Impuestos indirectos	2.618	0	0	0	0	0	2.618
403	18	01	00	Impuesto al valor agregado	2.618	0	0	0	0	0	2.618
				Totales	**24.451**	**0**	**0**	**0**	**0**	0	**24.451**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117454 590090000 DETERMINAR EL POTENCIAL DE LAS FUENTES ALTERNAS RENOVABLES DE ENERGÍA (FARE) EN VENEZUELA, CON FINES DE APROVECHAMIENTO ENERGÉTICO PARA LA GENERACIÓN, DISTRIBUCIÓN, EFICIENCIA Y UNIVERSALIZACIÓN DE ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ESTUDIAR EL POTENCIAL DE APROVECHAMIENTO ENERGÉTICO DE LAS FUENTES ALTERNAS RENOVABLES DE ENERGÍA EN EL PAÍS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**320.001**	**0**	**0**	**0**	**0**	**0**	**320.001**
402	01	00	00	Productos alimenticios y agropecuarios	250.001	0	0	0	0	0	250.001
402	01	01	00	Alimentos y bebidas para personas	250.001	0	0	0	0	0	250.001
402	03	00	00	Textiles y vestuarios	50.000	0	0	0	0	0	50.000
402	03	02	00	Prendas de vestir	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	0	10.000
402	05	04	00	Libros, revistas y periódicos	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	10.000	0	0	0	0	0	10.000
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.551.360**	**0**	**0**	**0**	**0**	**0**	**7.551.360**
403	07	00	00	Servicios de información, impresión y relaciones públicas	18.000	0	0	0	0	0	18.000
403	07	02	00	Imprenta y reproducción	6.000	0	0	0	0	0	6.000
403	07	03	00	Relaciones sociales	12.000	0	0	0	0	0	12.000
403	09	00	00	Viáticos y pasajes	600.000	0	0	0	0	0	600.000
403	09	01	00	Viáticos y pasajes dentro del país	400.000	0	0	0	0	0	400.000
403	09	02	00	Viáticos y pasajes fuera del país	200.000	0	0	0	0	0	200.000
403	10	00	00	Servicios profesionales y técnicos	6.090.000	0	0	0	0	0	6.090.000
403	10	07	00	Servicios de capacitación y adiestramiento	90.000	0	0	0	0	0	90.000
403	10	99	00	Otros servicios profesionales y técnicos	6.000.000	0	0	0	0	0	6.000.000
403	18	00	00	Impuestos indirectos	843.360	0	0	0	0	0	843.360
403	18	01	00	Impuesto al valor agregado	843.360	0	0	0	0	0	843.360
				Totales	**7.871.361**	**0**	**0**	**0**	**0**	**0**	**7.871.361**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117454 590090000 DETERMINAR EL POTENCIAL DE LAS FUENTES ALTERNAS RENOVABLES DE ENERGÍA (FARE) EN VENEZUELA, CON FINES DE APROVECHAMIENTO ENERGÉTICO PARA LA GENERACIÓN, DISTRIBUCIÓN, EFICIENCIA Y UNIVERSALIZACIÓN DE ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ESTUDIAR EL POTENCIAL DE APROVECHAMIENTO ENERGÉTICO DE LAS FUENTES ALTERNAS RENOVABLES DE ENERGÍA EN EL PAÍS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117454 590090000 DETERMINAR EL POTENCIAL DE LAS FUENTES ALTERNAS RENOVABLES DE ENERGÍA (FARE) EN VENEZUELA, CON FINES DE APROVECHAMIENTO ENERGÉTICO PARA LA GENERACIÓN, DISTRIBUCIÓN, EFICIENCIA Y UNIVERSALIZACIÓN DE ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ESTUDIAR EL POTENCIAL DE APROVECHAMIENTO ENERGÉTICO DE LAS FUENTES ALTERNAS RENOVABLES DE ENERGÍA EN EL PAÍS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590090001 ESTUDIAR EL POTENCIAL NACIONAL DE LAS FARE: EÓLICO, SOLAR, HÍDRICO, GEOTERMIA, BIOMASA (RSU, FORESTAL Y AGROINDUSTRIAL)

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**132.501**	**0**	**0**	**0**	**0**	0	**132.501**
402	01	00	00	Productos alimenticios y agropecuarios	62.501	0	0	0	0	0	62.501
402	01	01	00	Alimentos y bebidas para personas	62.501	0	0	0	0	0	62.501
402	03	00	00	Textiles y vestuarios	50.000	0	0	0	0	0	50.000
402	03	02	00	Prendas de vestir	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	0	10.000
402	05	04	00	Libros, revistas y periódicos	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	10.000	0	0	0	0	0	10.000
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.705.340**	**0**	**0**	0	0	0	**4.705.340**
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.000	0	0	0	0	0	12.000
403	07	03	00	Relaciones sociales	12.000	0	0	0	0	0	12.000
403	09	00	00	Viáticos y pasajes	175.000	0	0	0	0	0	175.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	09	02	00	Viáticos y pasajes fuera del país	75.000	0	0	0	0	0	75.000
403	10	00	00	Servicios profesionales y técnicos	4.000.000	0	0	0	0	0	4.000.000
403	10	99	00	Otros servicios profesionales y técnicos	4.000.000	0	0	0	0	0	4.000.000
403	18	00	00	Impuestos indirectos	518.340	0	0	0	0	0	518.340
403	18	01	00	Impuesto al valor agregado	518.340	0	0	0	0	0	518.340
				Totales	**4.837.841**	**0**	**0**	**0**	**0**	0	**4.837.841**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117454 590090000 DETERMINAR EL POTENCIAL DE LAS FUENTES ALTERNAS RENOVABLES DE ENERGÍA (FARE) EN VENEZUELA, CON FINES DE APROVECHAMIENTO ENERGÉTICO PARA LA GENERACIÓN, DISTRIBUCIÓN, EFICIENCIA Y UNIVERSALIZACIÓN DE ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ESTUDIAR EL POTENCIAL DE APROVECHAMIENTO ENERGÉTICO DE LAS FUENTES ALTERNAS RENOVABLES DE ENERGÍA EN EL PAÍS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590090002 ESTUDIAR LA FACTIBILIDAD DEL APROVECHAMIENTO DEL POTENCIAL ENERGÉTICO DE LAS FARE, PARA LA GENERACIÓN DE ENERGÍA ELÉCTRICA EN SISTEMAS INTERCONECTADOS E INDEPENDIENTES DEL SEN

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**62.500**	**0**	**0**	**0**	**0**	**0**	**62.500**
402	01	00	00	Productos alimenticios y agropecuarios	62.500	0	0	0	0	0	62.500
402	01	01	00	Alimentos y bebidas para personas	62.500	0	0	0	0	0	62.500
403	**00**	**00**	**00**	**Servicios no personales**	**1.946.220**	**0**	**0**	**0**	**0**	**0**	**1.946.220**
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.000	0	0	0	0	0	6.000
403	07	02	00	Imprenta y reproducción	6.000	0	0	0	0	0	6.000
403	09	00	00	Viáticos y pasajes	225.000	0	0	0	0	0	225.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	09	02	00	Viáticos y pasajes fuera del país	125.000	0	0	0	0	0	125.000
403	10	00	00	Servicios profesionales y técnicos	1.500.000	0	0	0	0	0	1.500.000
403	10	99	00	Otros servicios profesionales y técnicos	1.500.000	0	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	215.220	0	0	0	0	0	215.220
403	18	01	00	Impuesto al valor agregado	215.220	0	0	0	0	0	215.220
				Totales	**2.008.720**	**0**	**0**	**0**	**0**	**0**	**2.008.720**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117454 590090000 DETERMINAR EL POTENCIAL DE LAS FUENTES ALTERNAS RENOVABLES DE ENERGÍA (FARE) EN VENEZUELA, CON FINES DE APROVECHAMIENTO ENERGÉTICO PARA LA GENERACIÓN, DISTRIBUCIÓN, EFICIENCIA Y UNIVERSALIZACIÓN DE ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ESTUDIAR EL POTENCIAL DE APROVECHAMIENTO ENERGÉTICO DE LAS FUENTES ALTERNAS RENOVABLES DE ENERGÍA EN EL PAÍS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590090003 ESTUDIAR LA FACTIBILIDAD DE LAS TECNOLOGÍAS APLICABLES AL APROVECHAMIENTO DE LAS FARE A NIVEL DE USUARIO FINAL (GMVV, TURISMO, ALUMBRADO PÚBLICO, AUTOGENERACIÓN, ETC)

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**62.500**	**0**	**0**	**0**	**0**	**0**	**62.500**
402	01	00	00	Productos alimenticios y agropecuarios	62.500	0	0	0	0	0	62.500
402	01	01	00	Alimentos y bebidas para personas	62.500	0	0	0	0	0	62.500
403	**00**	**00**	**00**	**Servicios no personales**	**449.900**	**0**	**0**	**0**	**0**	**0**	**449.900**
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	295.000	0	0	0	0	0	295.000
403	10	07	00	Servicios de capacitación y adiestramiento	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	250.000	0	0	0	0	0	250.000
403	18	00	00	Impuestos indirectos	54.900	0	0	0	0	0	54.900
403	18	01	00	Impuesto al valor agregado	54.900	0	0	0	0	0	54.900
				Totales	**512.400**	**0**	**0**	**0**	**0**	**0**	**512.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117454 590090000 DETERMINAR EL POTENCIAL DE LAS FUENTES ALTERNAS RENOVABLES DE ENERGÍA (FARE) EN VENEZUELA, CON FINES DE APROVECHAMIENTO ENERGÉTICO PARA LA GENERACIÓN, DISTRIBUCIÓN, EFICIENCIA Y UNIVERSALIZACIÓN DE ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ESTUDIAR EL POTENCIAL DE APROVECHAMIENTO ENERGÉTICO DE LAS FUENTES ALTERNAS RENOVABLES DE ENERGÍA EN EL PAÍS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590090004 ESTUDIAR LA FACTIBILIDAD DE PRODUCCIÓN DE INSUMOS, PARTES, PIEZAS Y EQUIPOS PARA EL APROVECHAMIENTO ENERGÉTICO DE LAS FARE (TRANSFERENCIA TECNOLÓGICA Y DESARROLLO DE PROCESOS DE FABRICACIÓN NACIONAL)

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**62.500**	**0**	**0**	**0**	**0**	**0**	**62.500**
402	01	00	00	Productos alimenticios y agropecuarios	62.500	0	0	0	0	0	62.500
402	01	01	00	Alimentos y bebidas para personas	62.500	0	0	0	0	0	62.500
403	**00**	**00**	**00**	**Servicios no personales**	**449.900**	**0**	**0**	**0**	**0**	**0**	**449.900**
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	295.000	0	0	0	0	0	295.000
403	10	07	00	Servicios de capacitación y adiestramiento	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	250.000	0	0	0	0	0	250.000
403	18	00	00	Impuestos indirectos	54.900	0	0	0	0	0	54.900
403	18	01	00	Impuesto al valor agregado	54.900	0	0	0	0	0	54.900
				Totales	**512.400**	**0**	**0**	**0**	**0**	**0**	**512.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117025 590091000 IMPLANTACIÓN DEL MODELO GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN MODELO GENERAL DE SEGUIMIENTO Y CONTROL DE LA GESTIÓN DEL OPERADOR Y LOS ENTES ADSCRITOS MEDIANTE LA FISCALIZACIÓN Y EVALUACIÓN, CON EL FIN DE FORTALECER EL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 653

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.396.000**	**0**	**0**	**0**	**0**	**0**	**5.396.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.396.000	0	0	0	0	0	5.396.000
401	01	18	00	Remuneraciones al personal contratado	5.396.000	0	0	0	0	0	5.396.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**712.646**	**0**	**0**	**0**	**0**	**0**	**712.646**
402	01	00	00	Productos alimenticios y agropecuarios	81.881	0	0	0	0	0	81.881
402	01	01	00	Alimentos y bebidas para personas	81.881	0	0	0	0	0	81.881
402	03	00	00	Textiles y vestuarios	306.429	0	0	0	0	0	306.429
402	03	01	00	Textiles	2.540	0	0	0	0	0	2.540
402	03	02	00	Prendas de vestir	292.465	0	0	0	0	0	292.465
402	03	03	00	Calzados	11.424	0	0	0	0	0	11.424
402	05	00	00	Productos de papel, cartón e impresos	28.642	0	0	0	0	0	28.642
402	05	04	00	Libros, revistas y periódicos	5.840	0	0	0	0	0	5.840
402	05	05	00	Material de enseñanza	16.559	0	0	0	0	0	16.559
402	05	99	00	Otros productos de pulpa, papel y cartón	6.243	0	0	0	0	0	6.243
402	06	00	00	Productos químicos y derivados	264.496	0	0	0	0	0	264.496
402	06	04	00	Productos farmacéuticos y medicamentos	14.229	0	0	0	0	0	14.229
402	06	05	00	Productos de tocador	7.457	0	0	0	0	0	7.457
402	06	06	00	Combustibles y lubricantes	242.810	0	0	0	0	0	242.810
402	07	00	00	Productos minerales no metálicos	4.200	0	0	0	0	0	4.200
402	07	02	00	Vidrios y productos de vidrio	4.200	0	0	0	0	0	4.200
402	10	00	00	Productos varios y útiles diversos	9.218	0	0	0	0	0	9.218
402	10	99	00	Otros productos y útiles diversos	9.218	0	0	0	0	0	9.218
402	99	00	00	Otros materiales y suministros	17.780	0	0	0	0	0	17.780
402	99	01	00	Otros materiales y suministros	17.780	0	0	0	0	0	17.780
403	**00**	**00**	**00**	**Servicios no personales**	**21.950.869**	**0**	**0**	**0**	**0**	**0**	**21.950.869**
403	02	00	00	Alquileres de maquinaria y equipos	425.000	0	0	0	0	0	425.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	75.000	0	0	0	0	0	75.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117025 590091000 IMPLANTACIÓN DEL MODELO GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN MODELO GENERAL DE SEGUIMIENTO Y CONTROL DE LA GESTIÓN DEL OPERADOR Y LOS ENTES ADSCRITOS MEDIANTE LA FISCALIZACIÓN Y EVALUACIÓN, CON EL FIN DE FORTALECER EL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 653

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
403	06	00	00	Servicios de transporte y almacenaje	5.250	0	0	0	0	0	5.250
403	06	03	00	Estacionamiento	5.250	0	0	0	0	0	5.250
403	07	00	00	Servicios de información, impresión y relaciones públicas	742.000	0	0	0	0	0	742.000
403	07	02	00	Imprenta y reproducción	229.500	0	0	0	0	0	229.500
403	07	03	00	Relaciones sociales	362.500	0	0	0	0	0	362.500
403	07	04	00	Avisos	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	9.831.981	0	0	0	0	0	9.831.981
403	09	01	00	Viáticos y pasajes dentro del país	8.216.981	0	0	0	0	0	8.216.981
403	09	02	00	Viáticos y pasajes fuera del país	1.615.000	0	0	0	0	0	1.615.000
403	10	00	00	Servicios profesionales y técnicos	6.637.050	0	0	0	0	0	6.637.050
403	10	07	00	Servicios de capacitación y adiestramiento	2.336.000	0	0	0	0	0	2.336.000
403	10	99	00	Otros servicios profesionales y técnicos	4.301.050	0	0	0	0	0	4.301.050
403	18	00	00	Impuestos indirectos	2.479.791	0	0	0	0	0	2.479.791
403	18	01	00	Impuesto al valor agregado	2.479.791	0	0	0	0	0	2.479.791
403	99	00	00	Otros servicios no personales	1.829.797	0	0	0	0	0	1.829.797
403	99	01	00	Otros servicios no personales	1.829.797	0	0	0	0	0	1.829.797
404	**00**	**00**	**00**	**Activos reales**	**481.200**	**0**	**0**	**0**	**0**	**0**	**481.200**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	400.000	0	0	0	0	0	400.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	400.000	0	0	0	0	0	400.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	28.000	0	0	0	0	0	28.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	28.000	0	0	0	0	0	28.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	39.000	0	0	0	0	0	39.000
404	05	01	00	Equipos de telecomunicaciones	39.000	0	0	0	0	0	39.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.200	0	0	0	0	0	14.200
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	14.200	0	0	0	0	0	14.200
				Totales	**28.540.715**	**0**	**0**	**0**	**0**	**0**	**28.540.715**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117025 590091000 IMPLANTACIÓN DEL MODELO GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN MODELO GENERAL DE SEGUIMIENTO Y CONTROL DE LA GESTIÓN DEL OPERADOR Y LOS ENTES ADSCRITOS MEDIANTE LA FISCALIZACIÓN Y EVALUACIÓN, CON EL FIN DE FORTALECER EL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 653

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117025 590091000 IMPLANTACIÓN DEL MODELO GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN MODELO GENERAL DE SEGUIMIENTO Y CONTROL DE LA GESTIÓN DEL OPERADOR Y LOS ENTES ADSCRITOS MEDIANTE LA FISCALIZACIÓN Y EVALUACIÓN, CON EL FIN DE FORTALECER EL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 653

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590091001 ESTABLECIMIENTO DEL PROGRAMA GENERAL DE FISCALIZACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 313

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO (DVSCSE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**400.000**	**0**	**0**	**0**	**0**	0	**400.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	400.000	0	0	0	0	0	400.000
401	01	18	00	Remuneraciones al personal contratado	400.000	0	0	0	0	0	400.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**548.684**	**0**	**0**	**0**	**0**	0	**548.684**
402	01	00	00	Productos alimenticios y agropecuarios	28.950	0	0	0	0	0	28.950
402	01	01	00	Alimentos y bebidas para personas	28.950	0	0	0	0	0	28.950
402	03	00	00	Textiles y vestuarios	248.325	0	0	0	0	0	248.325
402	03	02	00	Prendas de vestir	248.325	0	0	0	0	0	248.325
402	05	00	00	Productos de papel, cartón e impresos	16.559	0	0	0	0	0	16.559
402	05	05	00	Material de enseñanza	16.559	0	0	0	0	0	16.559
402	06	00	00	Productos químicos y derivados	238.020	0	0	0	0	0	238.020
402	06	04	00	Productos farmacéuticos y medicamentos	6.020	0	0	0	0	0	6.020
402	06	06	00	Combustibles y lubricantes	232.000	0	0	0	0	0	232.000
402	10	00	00	Productos varios y útiles diversos	4.150	0	0	0	0	0	4.150
402	10	99	00	Otros productos y útiles diversos	4.150	0	0	0	0	0	4.150
402	99	00	00	Otros materiales y suministros	12.680	0	0	0	0	0	12.680
402	99	01	00	Otros materiales y suministros	12.680	0	0	0	0	0	12.680
403	**00**	**00**	**00**	**Servicios no personales**	**8.917.909**	**0**	**0**	**0**	0	0	**8.917.909**
403	06	00	00	Servicios de transporte y almacenaje	3.000	0	0	0	0	0	3.000
403	06	03	00	Estacionamiento	3.000	0	0	0	0	0	3.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	62.500	0	0	0	0	0	62.500
403	07	03	00	Relaciones sociales	62.500	0	0	0	0	0	62.500
403	09	00	00	Viáticos y pasajes	5.094.131	0	0	0	0	0	5.094.131

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117025 590091000 IMPLANTACIÓN DEL MODELO GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN MODELO GENERAL DE SEGUIMIENTO Y CONTROL DE LA GESTIÓN DEL OPERADOR Y LOS ENTES ADSCRITOS MEDIANTE LA FISCALIZACIÓN Y EVALUACIÓN, CON EL FIN DE FORTALECER EL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 653

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590091001 ESTABLECIMIENTO DEL PROGRAMA GENERAL DE FISCALIZACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 313

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO (DVSCSE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	4.554.131	0	0	0	0	0	4.554.131
403	09	02	00	Viáticos y pasajes fuera del país	540.000	0	0	0	0	0	540.000
403	10	00	00	Servicios profesionales y técnicos	2.744.000	0	0	0	0	0	2.744.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.144.000	0	0	0	0	0	2.144.000
403	10	99	00	Otros servicios profesionales y técnicos	600.000	0	0	0	0	0	600.000
403	18	00	00	Impuestos indirectos	1.014.278	0	0	0	0	0	1.014.278
403	18	01	00	Impuesto al valor agregado	1.014.278	0	0	0	0	0	1.014.278
				Totales	**9.866.593**	**0**	**0**	**0**	**0**	**0**	**9.866.593**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117025 590091000 IMPLANTACIÓN DEL MODELO GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN MODELO GENERAL DE SEGUIMIENTO Y CONTROL DE LA GESTIÓN DEL OPERADOR Y LOS ENTES ADSCRITOS MEDIANTE LA FISCALIZACIÓN Y EVALUACIÓN, CON EL FIN DE FORTALECER EL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 653

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590091002 DISEÑO E IMPLANTACIÓN DE UN PROGRAMA PARA EL SEGUIMIENTO A LA OPERACIÓN DEL SISTEMA ELÉCTRICO NACIONAL Y LA CERTIFICACIÓN DE LABORATORIOS Y EQUIPOS ELÉCTRICOS EMPLEADOS EN EL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 19

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / DESPACHO DEL VICEMINISTERIO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO (DVSCSE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	200.000	0	0	0	0	0	200.000
401	01	18	00	Remuneraciones al personal contratado	200.000	0	0	0	0	0	200.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.800**	**0**	**0**	**0**	**0**	0	**1.800**
402	01	00	00	Productos alimenticios y agropecuarios	1.800	0	0	0	0	0	1.800
402	01	01	00	Alimentos y bebidas para personas	1.800	0	0	0	0	0	1.800
403	**00**	**00**	**00**	**Servicios no personales**	**1.013.816**	**0**	**0**	**0**	**0**	0	**1.013.816**
403	09	00	00	Viáticos y pasajes	585.000	0	0	0	0	0	585.000
403	09	01	00	Viáticos y pasajes dentro del país	585.000	0	0	0	0	0	585.000
403	10	00	00	Servicios profesionales y técnicos	320.000	0	0	0	0	0	320.000
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	280.000	0	0	0	0	0	280.000
403	18	00	00	Impuestos indirectos	108.816	0	0	0	0	0	108.816
403	18	01	00	Impuesto al valor agregado	108.816	0	0	0	0	0	108.816
				Totales	**1.215.616**	**0**	**0**	**0**	**0**	0	**1.215.616**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117025 590091000 IMPLANTACIÓN DEL MODELO GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN MODELO GENERAL DE SEGUIMIENTO Y CONTROL DE LA GESTIÓN DEL OPERADOR Y LOS ENTES ADSCRITOS MEDIANTE LA FISCALIZACIÓN Y EVALUACIÓN, CON EL FIN DE FORTALECER EL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 653

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590091003 IMPLANTACIÓN DEL PROGRAMA DE FISCALIZACIÓN CON EL PODER POPULAR

UNIDAD DE MEDIDA: INFORME **META:** 172

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / DESPACHO DEL VICEMINISTERIO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO (DVSCSE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.296.000**	**0**	**0**	**0**	**0**	0	**1.296.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.296.000	0	0	0	0	0	1.296.000
401	01	18	00	Remuneraciones al personal contratado	1.296.000	0	0	0	0	0	1.296.000
403	**00**	**00**	**00**	**Servicios no personales**	**733.320**	**0**	**0**	**0**	**0**	0	**733.320**
403	07	00	00	Servicios de información, impresión y relaciones públicas	202.500	0	0	0	0	0	202.500
403	07	02	00	Imprenta y reproducción	202.500	0	0	0	0	0	202.500
403	09	00	00	Viáticos y pasajes	452.250	0	0	0	0	0	452.250
403	09	01	00	Viáticos y pasajes dentro del país	452.250	0	0	0	0	0	452.250
403	18	00	00	Impuestos indirectos	78.570	0	0	0	0	0	78.570
403	18	01	00	Impuesto al valor agregado	78.570	0	0	0	0	0	78.570
				Totales	**2.029.320**	**0**	**0**	**0**	**0**	0	**2.029.320**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117025 590091000 IMPLANTACIÓN DEL MODELO GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN MODELO GENERAL DE SEGUIMIENTO Y CONTROL DE LA GESTIÓN DEL OPERADOR Y LOS ENTES ADSCRITOS MEDIANTE LA FISCALIZACIÓN Y EVALUACIÓN, CON EL FIN DE FORTALECER EL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 653

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590091004 DESARROLLO DEL PROGRAMA DE SEGUIMIENTO Y EVALUACIÓN GENERAL DE LA GESTIÓN DE LA OPERADORA Y LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: INFORME **META:** 134

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / DESPACHO DEL VICEMINISTERIO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO (DVSCSE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.000.000**	**0**	**0**	**0**	**0**	0	**2.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.000.000	0	0	0	0	0	2.000.000
401	01	18	00	Remuneraciones al personal contratado	2.000.000	0	0	0	0	0	2.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**64.938**	**0**	**0**	**0**	**0**	0	**64.938**
402	01	00	00	Productos alimenticios y agropecuarios	20.075	0	0	0	0	0	20.075
402	01	01	00	Alimentos y bebidas para personas	20.075	0	0	0	0	0	20.075
402	03	00	00	Textiles y vestuarios	23.904	0	0	0	0	0	23.904
402	03	01	00	Textiles	1.000	0	0	0	0	0	1.000
402	03	02	00	Prendas de vestir	18.200	0	0	0	0	0	18.200
402	03	03	00	Calzados	4.704	0	0	0	0	0	4.704
402	05	00	00	Productos de papel, cartón e impresos	5.200	0	0	0	0	0	5.200
402	05	04	00	Libros, revistas y periódicos	2.320	0	0	0	0	0	2.320
402	05	99	00	Otros productos de pulpa, papel y cartón	2.880	0	0	0	0	0	2.880
402	06	00	00	Productos químicos y derivados	10.969	0	0	0	0	0	10.969
402	06	04	00	Productos farmacéuticos y medicamentos	3.178	0	0	0	0	0	3.178
402	06	05	00	Productos de tocador	3.171	0	0	0	0	0	3.171
402	06	06	00	Combustibles y lubricantes	4.620	0	0	0	0	0	4.620
402	07	00	00	Productos minerales no metálicos	1.400	0	0	0	0	0	1.400
402	07	02	00	Vidrios y productos de vidrio	1.400	0	0	0	0	0	1.400
402	10	00	00	Productos varios y útiles diversos	1.690	0	0	0	0	0	1.690
402	10	99	00	Otros productos y útiles diversos	1.690	0	0	0	0	0	1.690
402	99	00	00	Otros materiales y suministros	1.700	0	0	0	0	0	1.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117025 590091000 IMPLANTACIÓN DEL MODELO GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN MODELO GENERAL DE SEGUIMIENTO Y CONTROL DE LA GESTIÓN DEL OPERADOR Y LOS ENTES ADSCRITOS MEDIANTE LA FISCALIZACIÓN Y EVALUACIÓN, CON EL FIN DE FORTALECER EL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 653

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590091004 DESARROLLO DEL PROGRAMA DE SEGUIMIENTO Y EVALUACIÓN GENERAL DE LA GESTIÓN DE LA OPERADORA Y LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: INFORME **META:** 134

RESPONSABLE/EJECUTOR:

MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / DESPACHO DEL VICEMINISTERIO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO (DVSCSE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	1.700	0	0	0	0	0	1.700
403	**00**	**00**	**00**	**Servicios no personales**	**2.916.380**	**0**	**0**	**0**	**0**	0	**2.916.380**
403	02	00	00	Alquileres de maquinaria y equipos	75.000	0	0	0	0	0	75.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	25.000	0	0	0	0	0	25.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
403	06	00	00	Servicios de transporte y almacenaje	750	0	0	0	0	0	750
403	06	03	00	Estacionamiento	750	0	0	0	0	0	750
403	07	00	00	Servicios de información, impresión y relaciones públicas	159.000	0	0	0	0	0	159.000
403	07	02	00	Imprenta y reproducción	9.000	0	0	0	0	0	9.000
403	07	04	00	Avisos	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	1.479.000	0	0	0	0	0	1.479.000
403	09	01	00	Viáticos y pasajes dentro del país	1.254.000	0	0	0	0	0	1.254.000
403	09	02	00	Viáticos y pasajes fuera del país	225.000	0	0	0	0	0	225.000
403	10	00	00	Servicios profesionales y técnicos	672.350	0	0	0	0	0	672.350
403	10	07	00	Servicios de capacitación y adiestramiento	32.000	0	0	0	0	0	32.000
403	10	99	00	Otros servicios profesionales y técnicos	640.350	0	0	0	0	0	640.350
403	18	00	00	Impuestos indirectos	328.127	0	0	0	0	0	328.127
403	18	01	00	Impuesto al valor agregado	328.127	0	0	0	0	0	328.127
403	99	00	00	Otros servicios no personales	202.153	0	0	0	0	0	202.153
403	99	01	00	Otros servicios no personales	202.153	0	0	0	0	0	202.153
404	**00**	**00**	**00**	**Activos reales**	**81.200**	**0**	**0**	**0**	**0**	0	**81.200**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	28.000	0	0	0	0	0	28.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117025 590091000 IMPLANTACIÓN DEL MODELO GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN MODELO GENERAL DE SEGUIMIENTO Y CONTROL DE LA GESTIÓN DEL OPERADOR Y LOS ENTES ADSCRITOS MEDIANTE LA FISCALIZACIÓN Y EVALUACIÓN, CON EL FIN DE FORTALECER EL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 653

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590091004 DESARROLLO DEL PROGRAMA DE SEGUIMIENTO Y EVALUACIÓN GENERAL DE LA GESTIÓN DE LA OPERADORA Y LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: INFORME **META:** 134

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / DESPACHO DEL VICEMINISTERIO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO (DVSCSE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	28.000	0	0	0	0	0	28.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	39.000	0	0	0	0	0	39.000
404	05	01	00	Equipos de telecomunicaciones	39.000	0	0	0	0	0	39.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.200	0	0	0	0	0	14.200
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	14.200	0	0	0	0	0	14.200
				Totales	**5.062.518**	0	0	0	0	0	**5.062.518**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117025 590091000 IMPLANTACIÓN DEL MODELO GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN MODELO GENERAL DE SEGUIMIENTO Y CONTROL DE LA GESTIÓN DEL OPERADOR Y LOS ENTES ADSCRITOS MEDIANTE LA FISCALIZACIÓN Y EVALUACIÓN, CON EL FIN DE FORTALECER EL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 653

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 590091005 DEFINICIÓN DE UN MODELO DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DEL VICEMINISTERIO QUE CONTRIBUYA A LA EFECTIVIDAD DE SU GESTIÓN

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / DESPACHO DEL VICEMINISTERIO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO (DVSCSE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.500.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.500.000	0	0	0	0	0	1.500.000
401	01	18	00	Remuneraciones al personal contratado	1.500.000	0	0	0	0	0	1.500.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**31.777**	**0**	**0**	**0**	**0**	**0**	**31.777**
402	01	00	00	Productos alimenticios y agropecuarios	10.021	0	0	0	0	0	10.021
402	01	01	00	Alimentos y bebidas para personas	10.021	0	0	0	0	0	10.021
402	03	00	00	Textiles y vestuarios	10.746	0	0	0	0	0	10.746
402	03	01	00	Textiles	540	0	0	0	0	0	540
402	03	02	00	Prendas de vestir	8.190	0	0	0	0	0	8.190
402	03	03	00	Calzados	2.016	0	0	0	0	0	2.016
402	05	00	00	Productos de papel, cartón e impresos	1.683	0	0	0	0	0	1.683
402	05	04	00	Libros, revistas y periódicos	1.200	0	0	0	0	0	1.200
402	05	99	00	Otros productos de pulpa, papel y cartón	483	0	0	0	0	0	483
402	06	00	00	Productos químicos y derivados	4.538	0	0	0	0	0	4.538
402	06	04	00	Productos farmacéuticos y medicamentos	1.853	0	0	0	0	0	1.853
402	06	05	00	Productos de tocador	1.115	0	0	0	0	0	1.115
402	06	06	00	Combustibles y lubricantes	1.570	0	0	0	0	0	1.570
402	07	00	00	Productos minerales no metálicos	1.400	0	0	0	0	0	1.400
402	07	02	00	Vidrios y productos de vidrio	1.400	0	0	0	0	0	1.400
402	10	00	00	Productos varios y útiles diversos	1.689	0	0	0	0	0	1.689
402	10	99	00	Otros productos y útiles diversos	1.689	0	0	0	0	0	1.689
402	99	00	00	Otros materiales y suministros	1.700	0	0	0	0	0	1.700
402	99	01	00	Otros materiales y suministros	1.700	0	0	0	0	0	1.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117025 590091000 IMPLANTACIÓN DEL MODELO GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN MODELO GENERAL DE SEGUIMIENTO Y CONTROL DE LA GESTIÓN DEL OPERADOR Y LOS ENTES ADSCRITOS MEDIANTE LA FISCALIZACIÓN Y EVALUACIÓN, CON EL FIN DE FORTALECER EL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 653

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590091005 DEFINICIÓN DE UN MODELO DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DEL VICEMINISTERIO QUE CONTRIBUYA A LA EFECTIVIDAD DE SU GESTIÓN

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / DESPACHO DEL VICEMINISTERIO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO (DVSCSE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.723.219**	**0**	**0**	**0**	**0**	**0**	**2.723.219**
403	02	00	00	Alquileres de maquinaria y equipos	75.000	0	0	0	0	0	75.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	25.000	0	0	0	0	0	25.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
403	06	00	00	Servicios de transporte y almacenaje	750	0	0	0	0	0	750
403	06	03	00	Estacionamiento	750	0	0	0	0	0	750
403	07	00	00	Servicios de información, impresión y relaciones públicas	159.000	0	0	0	0	0	159.000
403	07	02	00	Imprenta y reproducción	9.000	0	0	0	0	0	9.000
403	07	03	00	Relaciones sociales	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	630.788	0	0	0	0	0	630.788
403	09	01	00	Viáticos y pasajes dentro del país	405.788	0	0	0	0	0	405.788
403	09	02	00	Viáticos y pasajes fuera del país	225.000	0	0	0	0	0	225.000
403	10	00	00	Servicios profesionales y técnicos	1.360.350	0	0	0	0	0	1.360.350
403	10	07	00	Servicios de capacitación y adiestramiento	120.000	0	0	0	0	0	120.000
403	10	99	00	Otros servicios profesionales y técnicos	1.240.350	0	0	0	0	0	1.240.350
403	18	00	00	Impuestos indirectos	295.178	0	0	0	0	0	295.178
403	18	01	00	Impuesto al valor agregado	295.178	0	0	0	0	0	295.178
403	99	00	00	Otros servicios no personales	202.153	0	0	0	0	0	202.153
403	99	01	00	Otros servicios no personales	202.153	0	0	0	0	0	202.153
				Totales	**4.254.996**	**0**	**0**	**0**	**0**	**0**	**4.254.996**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117025 590091000 IMPLANTACIÓN DEL MODELO GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN MODELO GENERAL DE SEGUIMIENTO Y CONTROL DE LA GESTIÓN DEL OPERADOR Y LOS ENTES ADSCRITOS MEDIANTE LA FISCALIZACIÓN Y EVALUACIÓN, CON EL FIN DE FORTALECER EL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 653

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590091006 DISEÑO Y CONSOLIDACIÓN DE UNA PLATAFORMA AUTOMATIZADA QUE SOPORTE EL SISTEMA GENERAL DEL SEGUIMIENTO, EVALUACIÓN Y CONTROL DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / DESPACHO DEL VICEMINISTERIO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO (DVSCSE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**65.447**	**0**	**0**	**0**	**0**	0	**65.447**
402	01	00	00	Productos alimenticios y agropecuarios	21.035	0	0	0	0	0	21.035
402	01	01	00	Alimentos y bebidas para personas	21.035	0	0	0	0	0	21.035
402	03	00	00	Textiles y vestuarios	23.454	0	0	0	0	0	23.454
402	03	01	00	Textiles	1.000	0	0	0	0	0	1.000
402	03	02	00	Prendas de vestir	17.750	0	0	0	0	0	17.750
402	03	03	00	Calzados	4.704	0	0	0	0	0	4.704
402	05	00	00	Productos de papel, cartón e impresos	5.200	0	0	0	0	0	5.200
402	05	04	00	Libros, revistas y periódicos	2.320	0	0	0	0	0	2.320
402	05	99	00	Otros productos de pulpa, papel y cartón	2.880	0	0	0	0	0	2.880
402	06	00	00	Productos químicos y derivados	10.969	0	0	0	0	0	10.969
402	06	04	00	Productos farmacéuticos y medicamentos	3.178	0	0	0	0	0	3.178
402	06	05	00	Productos de tocador	3.171	0	0	0	0	0	3.171
402	06	06	00	Combustibles y lubricantes	4.620	0	0	0	0	0	4.620
402	07	00	00	Productos minerales no metálicos	1.400	0	0	0	0	0	1.400
402	07	02	00	Vidrios y productos de vidrio	1.400	0	0	0	0	0	1.400
402	10	00	00	Productos varios y útiles diversos	1.689	0	0	0	0	0	1.689
402	10	99	00	Otros productos y útiles diversos	1.689	0	0	0	0	0	1.689
402	99	00	00	Otros materiales y suministros	1.700	0	0	0	0	0	1.700
402	99	01	00	Otros materiales y suministros	1.700	0	0	0	0	0	1.700
403	**00**	**00**	**00**	**Servicios no personales**	**5.646.225**	**0**	**0**	**0**	**0**	0	**5.646.225**
403	02	00	00	Alquileres de maquinaria y equipos	275.000	0	0	0	0	0	275.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	25.000	0	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117025 590091000 IMPLANTACIÓN DEL MODELO GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN MODELO GENERAL DE SEGUIMIENTO Y CONTROL DE LA GESTIÓN DEL OPERADOR Y LOS ENTES ADSCRITOS MEDIANTE LA FISCALIZACIÓN Y EVALUACIÓN, CON EL FIN DE FORTALECER EL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 653

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590091006 DISEÑO Y CONSOLIDACIÓN DE UNA PLATAFORMA AUTOMATIZADA QUE SOPORTE EL SISTEMA GENERAL DEL SEGUIMIENTO, EVALUACIÓN Y CONTROL DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / DESPACHO DEL VICEMINISTERIO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO (DVSCSE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	250.000	0	0	0	0	0	250.000
403	06	00	00	Servicios de transporte y almacenaje	750	0	0	0	0	0	750
403	06	03	00	Estacionamiento	750	0	0	0	0	0	750
403	07	00	00	Servicios de información, impresión y relaciones públicas	159.000	0	0	0	0	0	159.000
403	07	02	00	Imprenta y reproducción	9.000	0	0	0	0	0	9.000
403	07	03	00	Relaciones sociales	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	1.590.812	0	0	0	0	0	1.590.812
403	09	01	00	Viáticos y pasajes dentro del país	965.812	0	0	0	0	0	965.812
403	09	02	00	Viáticos y pasajes fuera del país	625.000	0	0	0	0	0	625.000
403	10	00	00	Servicios profesionales y técnicos	1.540.350	0	0	0	0	0	1.540.350
403	10	99	00	Otros servicios profesionales y técnicos	1.540.350	0	0	0	0	0	1.540.350
403	18	00	00	Impuestos indirectos	654.822	0	0	0	0	0	654.822
403	18	01	00	Impuesto al valor agregado	654.822	0	0	0	0	0	654.822
403	99	00	00	Otros servicios no personales	1.425.491	0	0	0	0	0	1.425.491
403	99	01	00	Otros servicios no personales	1.425.491	0	0	0	0	0	1.425.491
404	**00**	**00**	**00**	**Activos reales**	**400.000**	**0**	**0**	**0**	**0**	0	**400.000**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	400.000	0	0	0	0	0	400.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	400.000	0	0	0	0	0	400.000
				Totales	**6.111.672**	**0**	**0**	**0**	**0**	0	**6.111.672**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117203 590092000 DESARROLLO Y OPTIMIZACIÓN DE SISTEMAS DE INFORMACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: AUTOMATIZAR PROCESOS MEDULARES DE LA INSTITUCIÓN PARA FACILITAR LA GESTIÓN DIARIA EN PRO DE LA SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.502**	**0**	**0**	**0**	**0**	**0**	**26.502**
402	01	00	00	Productos alimenticios y agropecuarios	6.000	0	0	0	0	0	6.000
402	01	01	00	Alimentos y bebidas para personas	6.000	0	0	0	0	0	6.000
402	03	00	00	Textiles y vestuarios	498	0	0	0	0	0	498
402	03	01	00	Textiles	498	0	0	0	0	0	498
402	06	00	00	Productos químicos y derivados	10.008	0	0	0	0	0	10.008
402	06	99	00	Otros productos de la industria química y conexos	10.008	0	0	0	0	0	10.008
402	07	00	00	Productos minerales no metálicos	9.996	0	0	0	0	0	9.996
402	07	03	00	Productos de arcilla para construcción	9.996	0	0	0	0	0	9.996
403	**00**	**00**	**00**	**Servicios no personales**	**2.223.181**	**0**	**0**	**0**	**0**	**0**	**2.223.181**
403	09	00	00	Viáticos y pasajes	49.998	0	0	0	0	0	49.998
403	09	01	00	Viáticos y pasajes dentro del país	49.998	0	0	0	0	0	49.998
403	10	00	00	Servicios profesionales y técnicos	1.900.002	0	0	0	0	0	1.900.002
403	10	03	00	Servicios de procesamiento de datos	200.004	0	0	0	0	0	200.004
403	10	07	00	Servicios de capacitación y adiestramiento	500.000	0	0	0	0	0	500.000
403	10	99	00	Otros servicios profesionales y técnicos	1.199.998	0	0	0	0	0	1.199.998
403	18	00	00	Impuestos indirectos	273.181	0	0	0	0	0	273.181
403	18	01	00	Impuesto al valor agregado	273.181	0	0	0	0	0	273.181
404	**00**	**00**	**00**	**Activos reales**	**299.996**	**0**	**0**	**0**	**0**	**0**	**299.996**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	299.996	0	0	0	0	0	299.996
404	09	02	00	Equipos de computación	299.996	0	0	0	0	0	299.996
				Totales	**2.549.679**	**0**	**0**	**0**	**0**	**0**	**2.549.679**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117203 590092000 DESARROLLO Y OPTIMIZACIÓN DE SISTEMAS DE INFORMACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: AUTOMATIZAR PROCESOS MEDULARES DE LA INSTITUCIÓN PARA FACILITAR LA GESTIÓN DIARIA EN PRO DE LA SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117203 590092000 DESARROLLO Y OPTIMIZACIÓN DE SISTEMAS DE INFORMACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: AUTOMATIZAR PROCESOS MEDULARES DE LA INSTITUCIÓN PARA FACILITAR LA GESTIÓN DIARIA EN PRO DE LA SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590092001 IMPLEMENTACIÓN DE UN SISTEMA DE DIGITALIZACIÓN DE ARCHIVOS EN TODAS LAS UNIDADES DEL MPPEE

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**360.000**	**0**	**0**	**0**	**0**	**0**	**360.000**
403	10	00	00	Servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	0	60.000
404	**00**	**00**	**00**	**Activos reales**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	09	02	00	Equipos de computación	200.000	0	0	0	0	0	200.000
				Totales	**560.000**	**0**	**0**	**0**	**0**	**0**	**560.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117203 590092000 DESARROLLO Y OPTIMIZACIÓN DE SISTEMAS DE INFORMACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: AUTOMATIZAR PROCESOS MEDULARES DE LA INSTITUCIÓN PARA FACILITAR LA GESTIÓN DIARIA EN PRO DE LA SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590092002 ADAPTACIÓN Y DESARROLLOS DE MÓDULOS ADMINISTRATIVOS PARA EL SISTEMA ERP

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.502**	**0**	**0**	0	**0**	0	**26.502**
402	01	00	00	Productos alimenticios y agropecuarios	6.000	0	0	0	0	0	6.000
402	01	01	00	Alimentos y bebidas para personas	6.000	0	0	0	0	0	6.000
402	03	00	00	Textiles y vestuarios	498	0	0	0	0	0	498
402	03	01	00	Textiles	498	0	0	0	0	0	498
402	06	00	00	Productos químicos y derivados	10.008	0	0	0	0	0	10.008
402	06	99	00	Otros productos de la industria química y conexos	10.008	0	0	0	0	0	10.008
402	07	00	00	Productos minerales no metálicos	9.996	0	0	0	0	0	9.996
402	07	03	00	Productos de arcilla para construcción	9.996	0	0	0	0	0	9.996
403	**00**	**00**	**00**	**Servicios no personales**	**451.181**	**0**	**0**	0	0	0	**451.181**
403	10	00	00	Servicios profesionales y técnicos	400.000	0	0	0	0	0	400.000
403	10	03	00	Servicios de procesamiento de datos	100.000	0	0	0	0	0	100.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	51.181	0	0	0	0	0	51.181
403	18	01	00	Impuesto al valor agregado	51.181	0	0	0	0	0	51.181
				Totales	**477.683**	**0**	**0**	0	0	0	**477.683**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117203 590092000 DESARROLLO Y OPTIMIZACIÓN DE SISTEMAS DE INFORMACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: AUTOMATIZAR PROCESOS MEDULARES DE LA INSTITUCIÓN PARA FACILITAR LA GESTIÓN DIARIA EN PRO DE LA SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590092003 SISTEMA DE GESTIÓN DE PROYECTOS DEL MPPEE

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.412.000**	**0**	**0**	**0**	**0**	0	**1.412.000**
403	09	00	00	Viáticos y pasajes	49.998	0	0	0	0	0	49.998
403	09	01	00	Viáticos y pasajes dentro del país	49.998	0	0	0	0	0	49.998
403	10	00	00	Servicios profesionales y técnicos	1.200.002	0	0	0	0	0	1.200.002
403	10	03	00	Servicios de procesamiento de datos	100.004	0	0	0	0	0	100.004
403	10	07	00	Servicios de capacitación y adiestramiento	300.000	0	0	0	0	0	300.000
403	10	99	00	Otros servicios profesionales y técnicos	799.998	0	0	0	0	0	799.998
403	18	00	00	Impuestos indirectos	162.000	0	0	0	0	0	162.000
403	18	01	00	Impuesto al valor agregado	162.000	0	0	0	0	0	162.000
404	**00**	**00**	**00**	**Activos reales**	**99.996**	**0**	**0**	**0**	**0**	0	**99.996**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	99.996	0	0	0	0	0	99.996
404	09	02	00	Equipos de computación	99.996	0	0	0	0	0	99.996
				Totales	**1.511.996**	**0**	**0**	**0**	**0**	0	**1.511.996**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117144 590093000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DE PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ADECUAR Y OPTIMIZAR LA PLATAFORMA DE TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIONES (TIC) PARA GARANTIZAR SU CRECIMIENTO Y LA CONTINUIDAD OPERATIVA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.831.287**	**0**	**0**	**0**	**0**	**0**	**6.831.287**
402	08	00	00	Productos metálicos	619.032	0	0	0	0	0	619.032
402	08	01	00	Productos primarios de hierro y acero	65.004	0	0	0	0	0	65.004
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	96.508	0	0	0	0	0	96.508
402	08	10	00	Repuestos y accesorios para otros equipos	326.508	0	0	0	0	0	326.508
402	08	99	00	Otros productos metálicos	131.012	0	0	0	0	0	131.012
402	10	00	00	Productos varios y útiles diversos	6.064.636	0	0	0	0	0	6.064.636
402	10	08	00	Materiales para equipos de computación	5.075.012	0	0	0	0	0	5.075.012
402	10	11	00	Materiales eléctricos	873.000	0	0	0	0	0	873.000
402	10	99	00	Otros productos y útiles diversos	116.624	0	0	0	0	0	116.624
402	99	00	00	Otros materiales y suministros	147.619	0	0	0	0	0	147.619
402	99	01	00	Otros materiales y suministros	147.619	0	0	0	0	0	147.619
403	**00**	**00**	**00**	**Servicios no personales**	**4.918.671**	**0**	**0**	**0**	**0**	**0**	**4.918.671**
403	10	00	00	Servicios profesionales y técnicos	1.814.632	0	0	0	0	0	1.814.632
403	10	03	00	Servicios de procesamiento de datos	754.008	0	0	0	0	0	754.008
403	10	04	00	Servicios de ingeniería y arquitectónicos	165.000	0	0	0	0	0	165.000
403	10	07	00	Servicios de capacitación y adiestramiento	428.008	0	0	0	0	0	428.008
403	10	99	00	Otros servicios profesionales y técnicos	467.616	0	0	0	0	0	467.616
403	18	00	00	Impuestos indirectos	2.894.031	0	0	0	0	0	2.894.031
403	18	01	00	Impuesto al valor agregado	2.894.031	0	0	0	0	0	2.894.031
403	99	00	00	Otros servicios no personales	210.008	0	0	0	0	0	210.008
403	99	01	00	Otros servicios no personales	210.008	0	0	0	0	0	210.008
404	**00**	**00**	**00**	**Activos reales**	**15.260.986**	**0**	**0**	**0**	**0**	**0**	**15.260.986**
404	01	00	00	Repuestos y reparaciones mayores	100.000	0	0	0	0	0	100.000
404	01	01	00	Repuestos mayores	100.000	0	0	0	0	0	100.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	408.000	0	0	0	0	0	408.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	38.000	0	0	0	0	0	38.000
404	03	06	00	Maquinaria y equipos de energía	370.000	0	0	0	0	0	370.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117144 590093000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DE PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ADECUAR Y OPTIMIZAR LA PLATAFORMA DE TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIONES (TIC) PARA GARANTIZAR SU CRECIMIENTO Y LA CONTINUIDAD OPERATIVA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.808.412	0	0	0	0	0	3.808.412
404	05	01	00	Equipos de telecomunicaciones	3.354.404	0	0	0	0	0	3.354.404
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	454.008	0	0	0	0	0	454.008
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	71.000	0	0	0	0	0	71.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	71.000	0	0	0	0	0	71.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.464.574	0	0	0	0	0	10.464.574
404	09	02	00	Equipos de computación	10.214.566	0	0	0	0	0	10.214.566
404	09	03	00	Mobiliario y equipos de alojamiento	250.008	0	0	0	0	0	250.008
404	12	00	00	Activos intangibles	409.000	0	0	0	0	0	409.000
404	12	04	00	Paquetes y programas de computación	409.000	0	0	0	0	0	409.000
				Totales	**27.010.944**	**0**	**0**	**0**	**0**	**0**	**27.010.944**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117144 590093000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DE PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ADECUAR Y OPTIMIZAR LA PLATAFORMA DE TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIONES (TIC) PARA GARANTIZAR SU CRECIMIENTO Y LA CONTINUIDAD OPERATIVA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117144 590093000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DE PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ADECUAR Y OPTIMIZAR LA PLATAFORMA DE TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIONES (TIC) PARA GARANTIZAR SU CRECIMIENTO Y LA CONTINUIDAD OPERATIVA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590093001 IMPLEMENTACIÓN DE SERVICIO DE TELEFONÍA IP EN LA SEDE PRINCIPAL DEL MPPEE

UNIDAD DE MEDIDA: SERVICIO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**265.000**	**0**	**0**	**0**	**0**	0	**265.000**
402	08	00	00	Productos metálicos	75.000	0	0	0	0	0	75.000
402	08	10	00	Repuestos y accesorios para otros equipos	15.000	0	0	0	0	0	15.000
402	08	99	00	Otros productos metálicos	60.000	0	0	0	0	0	60.000
402	10	00	00	Productos varios y útiles diversos	190.000	0	0	0	0	0	190.000
402	10	08	00	Materiales para equipos de computación	150.000	0	0	0	0	0	150.000
402	10	11	00	Materiales eléctricos	40.000	0	0	0	0	0	40.000
403	**00**	**00**	**00**	**Servicios no personales**	**674.360**	**0**	**0**	**0**	**0**	0	**674.360**
403	10	00	00	Servicios profesionales y técnicos	398.000	0	0	0	0	0	398.000
403	10	03	00	Servicios de procesamiento de datos	210.000	0	0	0	0	0	210.000
403	10	07	00	Servicios de capacitación y adiestramiento	90.000	0	0	0	0	0	90.000
403	10	99	00	Otros servicios profesionales y técnicos	98.000	0	0	0	0	0	98.000
403	18	00	00	Impuestos indirectos	276.360	0	0	0	0	0	276.360
403	18	01	00	Impuesto al valor agregado	276.360	0	0	0	0	0	276.360
404	**00**	**00**	**00**	**Activos reales**	**1.640.000**	**0**	**0**	**0**	**0**	0	**1.640.000**
404	01	00	00	Repuestos y reparaciones mayores	100.000	0	0	0	0	0	100.000
404	01	01	00	Repuestos mayores	100.000	0	0	0	0	0	100.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.150.000	0	0	0	0	0	1.150.000
404	05	01	00	Equipos de telecomunicaciones	1.150.000	0	0	0	0	0	1.150.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	390.000	0	0	0	0	0	390.000
404	09	02	00	Equipos de computación	390.000	0	0	0	0	0	390.000
				Totales	**2.579.360**	**0**	**0**	**0**	**0**	0	**2.579.360**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117144 590093000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DE PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ADECUAR Y OPTIMIZAR LA PLATAFORMA DE TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIONES (TIC) PARA GARANTIZAR SU CRECIMIENTO Y LA CONTINUIDAD OPERATIVA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590093002 IMPLEMENTACIÓN DE SISTEMA DE RESPALDO Y RESTAURACIÓN DE DATOS DEL MPPEE

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**184.500**	0	0	0	0	0	**184.500**
402	10	00	00	Productos varios y útiles diversos	178.000	0	0	0	0	0	178.000
402	10	08	00	Materiales para equipos de computación	90.000	0	0	0	0	0	90.000
402	10	11	00	Materiales eléctricos	72.000	0	0	0	0	0	72.000
402	10	99	00	Otros productos y útiles diversos	16.000	0	0	0	0	0	16.000
402	99	00	00	Otros materiales y suministros	6.500	0	0	0	0	0	6.500
402	99	01	00	Otros materiales y suministros	6.500	0	0	0	0	0	6.500
403	**00**	**00**	**00**	**Servicios no personales**	**424.132**	0	0	0	0	0	**424.132**
403	10	00	00	Servicios profesionales y técnicos	331.600	0	0	0	0	0	331.600
403	10	03	00	Servicios de procesamiento de datos	120.000	0	0	0	0	0	120.000
403	10	07	00	Servicios de capacitación y adiestramiento	90.000	0	0	0	0	0	90.000
403	10	99	00	Otros servicios profesionales y técnicos	121.600	0	0	0	0	0	121.600
403	18	00	00	Impuestos indirectos	92.532	0	0	0	0	0	92.532
403	18	01	00	Impuesto al valor agregado	92.532	0	0	0	0	0	92.532
404	**00**	**00**	**00**	**Activos reales**	**255.000**	0	0	0	0	0	**255.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	255.000	0	0	0	0	0	255.000
404	09	02	00	Equipos de computación	255.000	0	0	0	0	0	255.000
				Totales	**863.632**	0	0	0	0	0	**863.632**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117144 590093000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DE PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ADECUAR Y OPTIMIZAR LA PLATAFORMA DE TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIONES (TIC) PARA GARANTIZAR SU CRECIMIENTO Y LA CONTINUIDAD OPERATIVA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590093003 ADECUACIÓN DE CABLEADO ESTRUCTURADO EN SEDE PRINCIPAL DEL MPPEE. FASE II

UNIDAD DE MEDIDA: INSTALACIÓN **META:** 6

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**429.595**	**0**	**0**	**0**	**0**	0	**429.595**
402	08	00	00	Productos metálicos	29.700	0	0	0	0	0	29.700
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.500	0	0	0	0	0	2.500
402	08	10	00	Repuestos y accesorios para otros equipos	19.200	0	0	0	0	0	19.200
402	08	99	00	Otros productos metálicos	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	389.000	0	0	0	0	0	389.000
402	10	08	00	Materiales para equipos de computación	350.000	0	0	0	0	0	350.000
402	10	11	00	Materiales eléctricos	35.000	0	0	0	0	0	35.000
402	10	99	00	Otros productos y útiles diversos	4.000	0	0	0	0	0	4.000
402	99	00	00	Otros materiales y suministros	10.895	0	0	0	0	0	10.895
402	99	01	00	Otros materiales y suministros	10.895	0	0	0	0	0	10.895
403	**00**	**00**	**00**	**Servicios no personales**	**669.312**	**0**	**0**	**0**	**0**	0	**669.312**
403	10	00	00	Servicios profesionales y técnicos	325.000	0	0	0	0	0	325.000
403	10	03	00	Servicios de procesamiento de datos	150.000	0	0	0	0	0	150.000
403	10	07	00	Servicios de capacitación y adiestramiento	25.000	0	0	0	0	0	25.000
403	10	99	00	Otros servicios profesionales y técnicos	150.000	0	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	246.312	0	0	0	0	0	246.312
403	18	01	00	Impuesto al valor agregado	246.312	0	0	0	0	0	246.312
403	99	00	00	Otros servicios no personales	98.000	0	0	0	0	0	98.000
403	99	01	00	Otros servicios no personales	98.000	0	0	0	0	0	98.000
404	**00**	**00**	**00**	**Activos reales**	**1.200.000**	**0**	**0**	**0**	**0**	0	**1.200.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	370.000	0	0	0	0	0	370.000
404	03	06	00	Maquinaria y equipos de energía	370.000	0	0	0	0	0	370.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	700.000	0	0	0	0	0	700.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117144 590093000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DE PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ADECUAR Y OPTIMIZAR LA PLATAFORMA DE TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIONES (TIC) PARA GARANTIZAR SU CRECIMIENTO Y LA CONTINUIDAD OPERATIVA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590093003 ADECUACIÓN DE CABLEADO ESTRUCTURADO EN SEDE PRINCIPAL DEL MPPEE. FASE II

UNIDAD DE MEDIDA: INSTALACIÓN **META:** 6

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	01	00	Equipos de telecomunicaciones	700.000	0	0	0	0	0	700.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	130.000	0	0	0	0	0	130.000
404	09	02	00	Equipos de computación	130.000	0	0	0	0	0	130.000
				Totales	**2.298.907**	**0**	**0**	**0**	**0**	0	**2.298.907**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117144 590093000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DE PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ADECUAR Y OPTIMIZAR LA PLATAFORMA DE TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIONES (TIC) PARA GARANTIZAR SU CRECIMIENTO Y LA CONTINUIDAD OPERATIVA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590093004 OPTIMIZACIÓN DE SERVICIOS Y SISTEMAS SOPORTADOS EN LA GRANJA DE SERVIDORES DEL MPPEE

UNIDAD DE MEDIDA: SERVIDOR **META:** 6

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**49.824**	**0**	**0**	**0**	**0**	0	49.824
402	10	00	00	Productos varios y útiles diversos	43.416	0	0	0	0	0	43.416
402	10	08	00	Materiales para equipos de computación	25.008	0	0	0	0	0	25.008
402	10	11	00	Materiales eléctricos	12.000	0	0	0	0	0	12.000
402	10	99	00	Otros productos y útiles diversos	6.408	0	0	0	0	0	6.408
402	99	00	00	Otros materiales y suministros	6.408	0	0	0	0	0	6.408
402	99	01	00	Otros materiales y suministros	6.408	0	0	0	0	0	6.408
403	**00**	**00**	**00**	**Servicios no personales**	**424.638**	**0**	**0**	**0**	**0**	0	**424.638**
403	10	00	00	Servicios profesionales y técnicos	315.012	0	0	0	0	0	315.012
403	10	03	00	Servicios de procesamiento de datos	195.000	0	0	0	0	0	195.000
403	10	07	00	Servicios de capacitación y adiestramiento	95.004	0	0	0	0	0	95.004
403	10	99	00	Otros servicios profesionales y técnicos	25.008	0	0	0	0	0	25.008
403	18	00	00	Impuestos indirectos	77.622	0	0	0	0	0	77.622
403	18	01	00	Impuesto al valor agregado	77.622	0	0	0	0	0	77.622
403	99	00	00	Otros servicios no personales	32.004	0	0	0	0	0	32.004
403	99	01	00	Otros servicios no personales	32.004	0	0	0	0	0	32.004
404	**00**	**00**	**00**	**Activos reales**	**250.008**	**0**	**0**	**0**	**0**	0	**250.008**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	250.008	0	0	0	0	0	250.008
404	09	03	00	Mobiliario y equipos de alojamiento	250.008	0	0	0	0	0	250.008
				Totales	**724.470**	**0**	**0**	**0**	**0**	0	**724.470**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117144 590093000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DE PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ADECUAR Y OPTIMIZAR LA PLATAFORMA DE TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIONES (TIC) PARA GARANTIZAR SU CRECIMIENTO Y LA CONTINUIDAD OPERATIVA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590093005 DOTACIÓN DE EQUIPOS Y PLATAFORMA TECNOLÓGICA PARA LAS DIRECCIONES ESTADALES DEL MPPEE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 300

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.957.544**	**0**	**0**	**0**	**0**	**0**	**2.957.544**
402	08	00	00	Productos metálicos	168.324	0	0	0	0	0	168.324
402	08	01	00	Productos primarios de hierro y acero	65.004	0	0	0	0	0	65.004
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	46.008	0	0	0	0	0	46.008
402	08	10	00	Repuestos y accesorios para otros equipos	22.308	0	0	0	0	0	22.308
402	08	99	00	Otros productos metálicos	35.004	0	0	0	0	0	35.004
402	10	00	00	Productos varios y útiles diversos	2.725.212	0	0	0	0	0	2.725.212
402	10	08	00	Materiales para equipos de computación	2.570.004	0	0	0	0	0	2.570.004
402	10	11	00	Materiales eléctricos	150.000	0	0	0	0	0	150.000
402	10	99	00	Otros productos y útiles diversos	5.208	0	0	0	0	0	5.208
402	99	00	00	Otros materiales y suministros	64.008	0	0	0	0	0	64.008
402	99	01	00	Otros materiales y suministros	64.008	0	0	0	0	0	64.008
403	**00**	**00**	**00**	**Servicios no personales**	**980.565**	**0**	**0**	**0**	**0**	**0**	**980.565**
403	10	00	00	Servicios profesionales y técnicos	164.016	0	0	0	0	0	164.016
403	10	03	00	Servicios de procesamiento de datos	79.008	0	0	0	0	0	79.008
403	10	07	00	Servicios de capacitación y adiestramiento	60.000	0	0	0	0	0	60.000
403	10	99	00	Otros servicios profesionales y técnicos	25.008	0	0	0	0	0	25.008
403	18	00	00	Impuestos indirectos	792.549	0	0	0	0	0	792.549
403	18	01	00	Impuesto al valor agregado	792.549	0	0	0	0	0	792.549
403	99	00	00	Otros servicios no personales	24.000	0	0	0	0	0	24.000
403	99	01	00	Otros servicios no personales	24.000	0	0	0	0	0	24.000
404	**00**	**00**	**00**	**Activos reales**	**3.459.012**	**0**	**0**	**0**	**0**	**0**	**3.459.012**
404	05	00	00	Equipos de comunicaciones y de señalamiento	509.004	0	0	0	0	0	509.004
404	05	01	00	Equipos de telecomunicaciones	420.000	0	0	0	0	0	420.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117144 590093000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DE PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ADECUAR Y OPTIMIZAR LA PLATAFORMA DE TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIONES (TIC) PARA GARANTIZAR SU CRECIMIENTO Y LA CONTINUIDAD OPERATIVA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590093005 DOTACIÓN DE EQUIPOS Y PLATAFORMA TECNOLÓGICA PARA LAS DIRECCIONES ESTADALES DEL MPPEE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 300

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	89.004	0	0	0	0	0	89.004
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.950.008	0	0	0	0	0	2.950.008
404	09	02	00	Equipos de computación	2.950.008	0	0	0	0	0	2.950.008
				Totales	**7.397.121**	**0**	**0**	**0**	**0**	0	**7.397.121**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117144 590093000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DE PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ADECUAR Y OPTIMIZAR LA PLATAFORMA DE TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIONES (TIC) PARA GARANTIZAR SU CRECIMIENTO Y LA CONTINUIDAD OPERATIVA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590093006 DOTACIÓN DE EQUIPOS, MATERIALES Y SUMINISTROS PARA EL MPPEE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 300

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.944.824**	**0**	**0**	**0**	**0**	**0**	**2.944.824**
402	08	00	00	Productos metálicos	346.008	0	0	0	0	0	346.008
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	48.000	0	0	0	0	0	48.000
402	08	10	00	Repuestos y accesorios para otros equipos	270.000	0	0	0	0	0	270.000
402	08	99	00	Otros productos metálicos	28.008	0	0	0	0	0	28.008
402	10	00	00	Productos varios y útiles diversos	2.539.008	0	0	0	0	0	2.539.008
402	10	08	00	Materiales para equipos de computación	1.890.000	0	0	0	0	0	1.890.000
402	10	11	00	Materiales eléctricos	564.000	0	0	0	0	0	564.000
402	10	99	00	Otros productos y útiles diversos	85.008	0	0	0	0	0	85.008
402	99	00	00	Otros materiales y suministros	59.808	0	0	0	0	0	59.808
402	99	01	00	Otros materiales y suministros	59.808	0	0	0	0	0	59.808
403	**00**	**00**	**00**	**Servicios no personales**	**1.745.664**	**0**	**0**	**0**	**0**	**0**	**1.745.664**
403	10	00	00	Servicios profesionales y técnicos	281.004	0	0	0	0	0	281.004
403	10	04	00	Servicios de ingeniería y arquitectónicos	165.000	0	0	0	0	0	165.000
403	10	07	00	Servicios de capacitación y adiestramiento	68.004	0	0	0	0	0	68.004
403	10	99	00	Otros servicios profesionales y técnicos	48.000	0	0	0	0	0	48.000
403	18	00	00	Impuestos indirectos	1.408.656	0	0	0	0	0	1.408.656
403	18	01	00	Impuesto al valor agregado	1.408.656	0	0	0	0	0	1.408.656
403	99	00	00	Otros servicios no personales	56.004	0	0	0	0	0	56.004
403	99	01	00	Otros servicios no personales	56.004	0	0	0	0	0	56.004
404	**00**	**00**	**00**	**Activos reales**	**8.456.966**	**0**	**0**	**0**	**0**	0	**8.456.966**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	38.000	0	0	0	0	0	38.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	38.000	0	0	0	0	0	38.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.449.408	0	0	0	0	0	1.449.408

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117144 590093000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DE PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ADECUAR Y OPTIMIZAR LA PLATAFORMA DE TECNOLOGÍAS DE INFORMACIÓN Y COMUNICACIONES (TIC) PARA GARANTIZAR SU CRECIMIENTO Y LA CONTINUIDAD OPERATIVA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590093006 DOTACIÓN DE EQUIPOS, MATERIALES Y SUMINISTROS PARA EL MPPEE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 300

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	01	00	Equipos de telecomunicaciones	1.084.404	0	0	0	0	0	1.084.404
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	365.004	0	0	0	0	0	365.004
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	71.000	0	0	0	0	0	71.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	71.000	0	0	0	0	0	71.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.489.558	0	0	0	0	0	6.489.558
404	09	02	00	Equipos de computación	6.489.558	0	0	0	0	0	6.489.558
404	12	00	00	Activos intangibles	409.000	0	0	0	0	0	409.000
404	12	04	00	Paquetes y programas de computación	409.000	0	0	0	0	0	409.000
				Totales	**13.147.454**	**0**	**0**	**0**	**0**	0	**13.147.454**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117604 590094000 CONTROL Y SEGUIMIENTO DEL PLAN NACIONAL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: EVALUAR EL AVANCE DEL PLAN ENERGÉTICO EN DESARROLLO ESTABLECIENDO SU IMPACTO EN FUNCIÓN DE EFICIENCIA ENERGÉTICA Y LA REDUCCIÓN DE PÉRDIDAS TÉCNICAS Y NO TÉCNICAS A TRAVÉS DE AUDITORÍAS Y REPORTES TÉCNICOS

UNIDAD DE MEDIDA: INFORME **META:** 36

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**323.340**	**0**	**0**	**0**	**0**	**0**	**323.340**
403	07	00	00	Servicios de información, impresión y relaciones públicas	190.000	0	0	0	0	0	190.000
403	07	02	00	Imprenta y reproducción	160.000	0	0	0	0	0	160.000
403	07	03	00	Relaciones sociales	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	09	02	00	Viáticos y pasajes fuera del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	86.840	0	0	0	0	0	86.840
403	18	01	00	Impuesto al valor agregado	86.840	0	0	0	0	0	86.840
403	99	00	00	Otros servicios no personales	26.500	0	0	0	0	0	26.500
403	99	01	00	Otros servicios no personales	26.500	0	0	0	0	0	26.500
404	**00**	**00**	**00**	**Activos reales**	**435.000**	**0**	**0**	**0**	**0**	**0**	**435.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	75.000	0	0	0	0	0	75.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	75.000	0	0	0	0	0	75.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	360.000	0	0	0	0	0	360.000
404	07	01	00	Equipos científicos y de laboratorio	360.000	0	0	0	0	0	360.000
				Totales	**808.340**	**0**	**0**	**0**	**0**	**0**	**808.340**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117604 590094000 CONTROL Y SEGUIMIENTO DEL PLAN NACIONAL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: EVALUAR EL AVANCE DEL PLAN ENERGÉTICO EN DESARROLLO ESTABLECIENDO SU IMPACTO EN FUNCIÓN DE EFICIENCIA ENERGÉTICA Y LA REDUCCIÓN DE PÉRDIDAS TÉCNICAS Y NO TÉCNICAS A TRAVÉS DE AUDITORÍAS Y REPORTES TÉCNICOS

UNIDAD DE MEDIDA: INFORME **META:** 36

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117604 590094000 CONTROL Y SEGUIMIENTO DEL PLAN NACIONAL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: EVALUAR EL AVANCE DEL PLAN ENERGÉTICO EN DESARROLLO ESTABLECIENDO SU IMPACTO EN FUNCIÓN DE EFICIENCIA ENERGÉTICA Y LA REDUCCIÓN DE PÉRDIDAS TÉCNICAS Y NO TÉCNICAS A TRAVÉS DE AUDITORÍAS Y REPORTES TÉCNICOS

UNIDAD DE MEDIDA: INFORME **META:** 36

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590094001 EVALUACIÓN DE LAS ACCIONES DE REDUCCIÓN DE PÉRDIDAS TÉCNICAS Y NO TÉCNICAS DE ENERGÍA

UNIDAD DE MEDIDA: AUDITORÍA **META:** 24

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	0	0	0	0	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	25.000	0	0	0	0	0	25.000
402	01	01	00	Alimentos y bebidas para personas	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**160.960**	0	0	0	0	0	**160.960**
403	07	00	00	Servicios de información, impresión y relaciones públicas	95.000	0	0	0	0	0	95.000
403	07	02	00	Imprenta y reproducción	80.000	0	0	0	0	0	80.000
403	07	03	00	Relaciones sociales	15.000	0	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	02	00	Viáticos y pasajes fuera del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	43.460	0	0	0	0	0	43.460
403	18	01	00	Impuesto al valor agregado	43.460	0	0	0	0	0	43.460
403	99	00	00	Otros servicios no personales	12.500	0	0	0	0	0	12.500
403	99	01	00	Otros servicios no personales	12.500	0	0	0	0	0	12.500
404	**00**	**00**	**00**	**Activos reales**	**217.500**	0	0	0	0	0	**217.500**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	37.500	0	0	0	0	0	37.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	37.500	0	0	0	0	0	37.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	180.000	0	0	0	0	0	180.000
404	07	01	00	Equipos científicos y de laboratorio	180.000	0	0	0	0	0	180.000
				Totales	**403.460**	0	0	0	0	0	**403.460**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117604 590094000 CONTROL Y SEGUIMIENTO DEL PLAN NACIONAL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: EVALUAR EL AVANCE DEL PLAN ENERGÉTICO EN DESARROLLO ESTABLECIENDO SU IMPACTO EN FUNCIÓN DE EFICIENCIA ENERGÉTICA Y LA REDUCCIÓN DE PÉRDIDAS TÉCNICAS Y NO TÉCNICAS A TRAVÉS DE AUDITORÍAS Y REPORTES TÉCNICOS

UNIDAD DE MEDIDA: INFORME **META:** 36

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590094002 DESARROLLO DE LA FORMULACIÓN DE REPORTES TÉCNICOS Y RED ELÉCTRICA

UNIDAD DE MEDIDA: REPORTE **META:** 12

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	25.000	0	0	0	0	0	25.000
402	01	01	00	Alimentos y bebidas para personas	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**162.380**	**0**	**0**	**0**	**0**	0	**162.380**
403	07	00	00	Servicios de información, impresión y relaciones públicas	95.000	0	0	0	0	0	95.000
403	07	02	00	Imprenta y reproducción	80.000	0	0	0	0	0	80.000
403	07	03	00	Relaciones sociales	15.000	0	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	43.380	0	0	0	0	0	43.380
403	18	01	00	Impuesto al valor agregado	43.380	0	0	0	0	0	43.380
403	99	00	00	Otros servicios no personales	14.000	0	0	0	0	0	14.000
403	99	01	00	Otros servicios no personales	14.000	0	0	0	0	0	14.000
404	**00**	**00**	**00**	**Activos reales**	**217.500**	**0**	**0**	**0**	**0**	0	**217.500**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	37.500	0	0	0	0	0	37.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	37.500	0	0	0	0	0	37.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	180.000	0	0	0	0	0	180.000
404	07	01	00	Equipos científicos y de laboratorio	180.000	0	0	0	0	0	180.000
				Totales	**404.880**	**0**	**0**	**0**	**0**	0	**404.880**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117666 590095000 DISEÑO DEL MARCO REGULATORIO RELATIVO AL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: IMPULSAR LAS POLÍTICAS PÚBLICAS VINCULADAS AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA A TRAVÉS DE INSTRUMENTOS LEGALES Y SUBLEGALES ARTICULADOS CON LOS DISTINTOS ENTES RELACIONADOS EN LA MATERIA

UNIDAD DE MEDIDA: REGLAMENTO **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	150.000	0	0	0	0	0	150.000
402	01	01	00	Alimentos y bebidas para personas	150.000	0	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.442.451**	**0**	**0**	**0**	**0**	**0**	**1.442.451**
403	07	00	00	Servicios de información, impresión y relaciones públicas	635.000	0	0	0	0	0	635.000
403	07	02	00	Imprenta y reproducción	260.000	0	0	0	0	0	260.000
403	07	03	00	Relaciones sociales	375.000	0	0	0	0	0	375.000
403	09	00	00	Viáticos y pasajes	552.147	0	0	0	0	0	552.147
403	09	01	00	Viáticos y pasajes dentro del país	410.000	0	0	0	0	0	410.000
403	09	02	00	Viáticos y pasajes fuera del país	142.147	0	0	0	0	0	142.147
403	18	00	00	Impuestos indirectos	230.304	0	0	0	0	0	230.304
403	18	01	00	Impuesto al valor agregado	230.304	0	0	0	0	0	230.304
403	99	00	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
403	99	01	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
404	**00**	**00**	**00**	**Activos reales**	**556.852**	**0**	**0**	**0**	**0**	**0**	**556.852**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	243.000	0	0	0	0	0	243.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	243.000	0	0	0	0	0	243.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	67.122	0	0	0	0	0	67.122
404	05	01	00	Equipos de telecomunicaciones	67.122	0	0	0	0	0	67.122
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	246.730	0	0	0	0	0	246.730
404	07	01	00	Equipos científicos y de laboratorio	246.730	0	0	0	0	0	246.730
				Totales	**2.149.303**	**0**	**0**	**0**	**0**	**0**	**2.149.303**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117666 590095000 DISEÑO DEL MARCO REGULATORIO RELATIVO AL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: IMPULSAR LAS POLÍTICAS PÚBLICAS VINCULADAS AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA A TRAVÉS DE INSTRUMENTOS LEGALES Y SUBLEGALES ARTICULADOS CON LOS DISTINTOS ENTES RELACIONADOS EN LA MATERIA

UNIDAD DE MEDIDA: REGLAMENTO **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117666 590095000 DISEÑO DEL MARCO REGULATORIO RELATIVO AL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: IMPULSAR LAS POLÍTICAS PÚBLICAS VINCULADAS AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA A TRAVÉS DE INSTRUMENTOS LEGALES Y SUBLEGALES ARTICULADOS CON LOS DISTINTOS ENTES RELACIONADOS EN LA MATERIA

UNIDAD DE MEDIDA: REGLAMENTO **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590095001 ELABORACIÓN Y DIVULGACIÓN DE REGLAS TÉCNICAS PARA ARTEFACTOS ELÉCTRICOS

UNIDAD DE MEDIDA: REGLAMENTO **META:** 12

RESPONSABLE/EJECUTOR: MPPEE / DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**495.878**	**0**	**0**	**0**	**0**	**0**	**495.878**
403	07	00	00	Servicios de información, impresión y relaciones públicas	211.670	0	0	0	0	0	211.670
403	07	02	00	Imprenta y reproducción	86.670	0	0	0	0	0	86.670
403	07	03	00	Relaciones sociales	125.000	0	0	0	0	0	125.000
403	09	00	00	Viáticos y pasajes	200.478	0	0	0	0	0	200.478
403	09	01	00	Viáticos y pasajes dentro del país	140.000	0	0	0	0	0	140.000
403	09	02	00	Viáticos y pasajes fuera del país	60.478	0	0	0	0	0	60.478
403	18	00	00	Impuestos indirectos	78.397	0	0	0	0	0	78.397
403	18	01	00	Impuesto al valor agregado	78.397	0	0	0	0	0	78.397
403	99	00	00	Otros servicios no personales	5.333	0	0	0	0	0	5.333
403	99	01	00	Otros servicios no personales	5.333	0	0	0	0	0	5.333
404	**00**	**00**	**00**	**Activos reales**	**185.618**	**0**	**0**	**0**	**0**	**0**	**185.618**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	81.000	0	0	0	0	0	81.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	81.000	0	0	0	0	0	81.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	22.374	0	0	0	0	0	22.374
404	05	01	00	Equipos de telecomunicaciones	22.374	0	0	0	0	0	22.374
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	82.244	0	0	0	0	0	82.244
404	07	01	00	Equipos científicos y de laboratorio	82.244	0	0	0	0	0	82.244
				Totales	**731.496**	**0**	**0**	**0**	**0**	**0**	**731.496**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117666 590095000 DISEÑO DEL MARCO REGULATORIO RELATIVO AL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: IMPULSAR LAS POLÍTICAS PÚBLICAS VINCULADAS AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA A TRAVÉS DE INSTRUMENTOS LEGALES Y SUBLEGALES ARTICULADOS CON LOS DISTINTOS ENTES RELACIONADOS EN LA MATERIA

UNIDAD DE MEDIDA: REGLAMENTO **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590095002 ELABORACIÓN Y DIVULGACIÓN DE NORMAS TÉCNICAS DE EFICIENCIA ENERGÉTICA EN EDIFICACIONES

UNIDAD DE MEDIDA: REGLAMENTO **META:** 2

RESPONSABLE/EJECUTOR: MPPEE / DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**481.690**	**0**	**0**	**0**	**0**	0	**481.690**
403	07	00	00	Servicios de información, impresión y relaciones públicas	211.666	0	0	0	0	0	211.666
403	07	02	00	Imprenta y reproducción	86.666	0	0	0	0	0	86.666
403	07	03	00	Relaciones sociales	125.000	0	0	0	0	0	125.000
403	09	00	00	Viáticos y pasajes	180.836	0	0	0	0	0	180.836
403	09	01	00	Viáticos y pasajes dentro del país	140.000	0	0	0	0	0	140.000
403	09	02	00	Viáticos y pasajes fuera del país	40.836	0	0	0	0	0	40.836
403	18	00	00	Impuestos indirectos	76.854	0	0	0	0	0	76.854
403	18	01	00	Impuesto al valor agregado	76.854	0	0	0	0	0	76.854
403	99	00	00	Otros servicios no personales	12.334	0	0	0	0	0	12.334
403	99	01	00	Otros servicios no personales	12.334	0	0	0	0	0	12.334
404	**00**	**00**	**00**	**Activos reales**	**185.617**	**0**	**0**	**0**	**0**	0	**185.617**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	81.000	0	0	0	0	0	81.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	81.000	0	0	0	0	0	81.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	22.374	0	0	0	0	0	22.374
404	05	01	00	Equipos de telecomunicaciones	22.374	0	0	0	0	0	22.374
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	82.243	0	0	0	0	0	82.243
404	07	01	00	Equipos científicos y de laboratorio	82.243	0	0	0	0	0	82.243
				Totales	**717.307**	**0**	**0**	**0**	**0**	0	**717.307**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117666 590095000 DISEÑO DEL MARCO REGULATORIO RELATIVO AL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: IMPULSAR LAS POLÍTICAS PÚBLICAS VINCULADAS AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA A TRAVÉS DE INSTRUMENTOS LEGALES Y SUBLEGALES ARTICULADOS CON LOS DISTINTOS ENTES RELACIONADOS EN LA MATERIA

UNIDAD DE MEDIDA: REGLAMENTO **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590095003 ELABORACIÓN Y DIVULGACIÓN DE REGLAMENTOS PARA EL USUARIO FINAL

UNIDAD DE MEDIDA: REGLAMENTO **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**464.883**	**0**	**0**	**0**	**0**	0	**464.883**
403	07	00	00	Servicios de información, impresión y relaciones públicas	211.664	0	0	0	0	0	211.664
403	07	02	00	Imprenta y reproducción	86.664	0	0	0	0	0	86.664
403	07	03	00	Relaciones sociales	125.000	0	0	0	0	0	125.000
403	09	00	00	Viáticos y pasajes	170.833	0	0	0	0	0	170.833
403	09	01	00	Viáticos y pasajes dentro del país	130.000	0	0	0	0	0	130.000
403	09	02	00	Viáticos y pasajes fuera del país	40.833	0	0	0	0	0	40.833
403	18	00	00	Impuestos indirectos	75.053	0	0	0	0	0	75.053
403	18	01	00	Impuesto al valor agregado	75.053	0	0	0	0	0	75.053
403	99	00	00	Otros servicios no personales	7.333	0	0	0	0	0	7.333
403	99	01	00	Otros servicios no personales	7.333	0	0	0	0	0	7.333
404	**00**	**00**	**00**	**Activos reales**	**185.617**	**0**	**0**	**0**	**0**	0	**185.617**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	81.000	0	0	0	0	0	81.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	81.000	0	0	0	0	0	81.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	22.374	0	0	0	0	0	22.374
404	05	01	00	Equipos de telecomunicaciones	22.374	0	0	0	0	0	22.374
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	82.243	0	0	0	0	0	82.243
404	07	01	00	Equipos científicos y de laboratorio	82.243	0	0	0	0	0	82.243
				Totales	**700.500**	**0**	**0**	**0**	**0**	0	**700.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 118115 590096000 IMPLEMENTACIÓN DEL PLAN DE USO RACIONAL Y EFICIENTE EN GRANDES USUARIOS

OBJETIVO DEL PROYECTO: IMPULSAR LAS POLÍTICAS PÚBLICAS VINCULADAS AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA MEDIANTE LA ASESORÍA Y ACOMPAÑAMIENTO A LOS GRANDES CONSUMIDORES DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	300.000	0	0	0	0	0	300.000
401	01	18	00	Remuneraciones al personal contratado	300.000	0	0	0	0	0	300.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**21.000**	**0**	**0**	**0**	**0**	**0**	**21.000**
402	01	00	00	Productos alimenticios y agropecuarios	21.000	0	0	0	0	0	21.000
402	01	01	00	Alimentos y bebidas para personas	21.000	0	0	0	0	0	21.000
403	**00**	**00**	**00**	**Servicios no personales**	**541.460**	**0**	**0**	**0**	**0**	**0**	**541.460**
403	07	00	00	Servicios de información, impresión y relaciones públicas	347.500	0	0	0	0	0	347.500
403	07	02	00	Imprenta y reproducción	317.500	0	0	0	0	0	317.500
403	07	03	00	Relaciones sociales	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	164.960	0	0	0	0	0	164.960
403	18	01	00	Impuesto al valor agregado	164.960	0	0	0	0	0	164.960
403	99	00	00	Otros servicios no personales	9.000	0	0	0	0	0	9.000
403	99	01	00	Otros servicios no personales	9.000	0	0	0	0	0	9.000
404	**00**	**00**	**00**	**Activos reales**	**975.000**	**0**	**0**	**0**	**0**	**0**	**975.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	75.000	0	0	0	0	0	75.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	75.000	0	0	0	0	0	75.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	900.000	0	0	0	0	0	900.000
404	07	01	00	Equipos científicos y de laboratorio	900.000	0	0	0	0	0	900.000
				Totales	**1.837.460**	**0**	**0**	**0**	**0**	**0**	**1.837.460**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 118115 590096000 IMPLEMENTACIÓN DEL PLAN DE USO RACIONAL Y EFICIENTE EN GRANDES USUARIOS

OBJETIVO DEL PROYECTO: IMPULSAR LAS POLÍTICAS PÚBLICAS VINCULADAS AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA MEDIANTE LA ASESORÍA Y ACOMPAÑAMIENTO A LOS GRANDES CONSUMIDORES DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 118115 590096000 IMPLEMENTACIÓN DEL PLAN DE USO RACIONAL Y EFICIENTE EN GRANDES USUARIOS

OBJETIVO DEL PROYECTO: IMPULSAR LAS POLÍTICAS PÚBLICAS VINCULADAS AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA MEDIANTE LA ASESORÍA Y ACOMPAÑAMIENTO A LOS GRANDES CONSUMIDORES DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590096001 IMPULSO DE LA EFICIENCIA ENERGÉTICA EN LOS PROYECTOS DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**300.000**	**0**	**0**	**0**	**0**	0	**300.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	300.000	0	0	0	0	0	300.000
401	01	18	00	Remuneraciones al personal contratado	300.000	0	0	0	0	0	300.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.250**	**0**	**0**	**0**	**0**	0	**5.250**
402	01	00	00	Productos alimenticios y agropecuarios	5.250	0	0	0	0	0	5.250
402	01	01	00	Alimentos y bebidas para personas	5.250	0	0	0	0	0	5.250
403	**00**	**00**	**00**	**Servicios no personales**	**143.540**	**0**	**0**	**0**	**0**	0	**143.540**
403	07	00	00	Servicios de información, impresión y relaciones públicas	94.000	0	0	0	0	0	94.000
403	07	02	00	Imprenta y reproducción	86.500	0	0	0	0	0	86.500
403	07	03	00	Relaciones sociales	7.500	0	0	0	0	0	7.500
403	09	00	00	Viáticos y pasajes	5.000	0	0	0	0	0	5.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	42.290	0	0	0	0	0	42.290
403	18	01	00	Impuesto al valor agregado	42.290	0	0	0	0	0	42.290
403	99	00	00	Otros servicios no personales	2.250	0	0	0	0	0	2.250
403	99	01	00	Otros servicios no personales	2.250	0	0	0	0	0	2.250
404	**00**	**00**	**00**	**Activos reales**	**243.750**	**0**	**0**	**0**	**0**	0	**243.750**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	18.750	0	0	0	0	0	18.750
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	18.750	0	0	0	0	0	18.750
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	225.000	0	0	0	0	0	225.000
404	07	01	00	Equipos científicos y de laboratorio	225.000	0	0	0	0	0	225.000
				Totales	**692.540**	**0**	**0**	**0**	**0**	0	**692.540**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 118115 590096000 IMPLEMENTACIÓN DEL PLAN DE USO RACIONAL Y EFICIENTE EN GRANDES USUARIOS

OBJETIVO DEL PROYECTO: IMPULSAR LAS POLÍTICAS PÚBLICAS VINCULADAS AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA MEDIANTE LA ASESORÍA Y ACOMPAÑAMIENTO A LOS GRANDES CONSUMIDORES DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590096002 IMPULSO PLAN USO RACIONAL Y EFICIENTE DE LA ENERGÍA EN GRANDES USUARIOS SECTOR SERVICIOS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.250**	**0**	**0**	**0**	**0**	0	**5.250**
402	01	00	00	Productos alimenticios y agropecuarios	5.250	0	0	0	0	0	5.250
402	01	01	00	Alimentos y bebidas para personas	5.250	0	0	0	0	0	5.250
403	**00**	**00**	**00**	**Servicios no personales**	**131.520**	**0**	0	**0**	**0**	0	**131.520**
403	07	00	00	Servicios de información, impresión y relaciones públicas	83.500	0	0	0	0	0	83.500
403	07	02	00	Imprenta y reproducción	76.000	0	0	0	0	0	76.000
403	07	03	00	Relaciones sociales	7.500	0	0	0	0	0	7.500
403	09	00	00	Viáticos y pasajes	5.000	0	0	0	0	0	5.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	40.770	0	0	0	0	0	40.770
403	18	01	00	Impuesto al valor agregado	40.770	0	0	0	0	0	40.770
403	99	00	00	Otros servicios no personales	2.250	0	0	0	0	0	2.250
403	99	01	00	Otros servicios no personales	2.250	0	0	0	0	0	2.250
404	**00**	**00**	**00**	**Activos reales**	**243.750**	**0**	**0**	**0**	**0**	0	**243.750**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	18.750	0	0	0	0	0	18.750
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	18.750	0	0	0	0	0	18.750
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	225.000	0	0	0	0	0	225.000
404	07	01	00	Equipos científicos y de laboratorio	225.000	0	0	0	0	0	225.000
				Totales	**380.520**	**0**	**0**	**0**	**0**	0	**380.520**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 118115 590096000 IMPLEMENTACIÓN DEL PLAN DE USO RACIONAL Y EFICIENTE EN GRANDES USUARIOS

OBJETIVO DEL PROYECTO: IMPULSAR LAS POLÍTICAS PÚBLICAS VINCULADAS AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA MEDIANTE LA ASESORÍA Y ACOMPAÑAMIENTO A LOS GRANDES CONSUMIDORES DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590096003 IMPULSO PLAN USO RACIONAL Y EFICIENTE DE LA ENERGÍA EN GRANDES USUARIOS SECTOR INDUSTRIAL

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.250**	**0**	**0**	**0**	**0**	**0**	**5.250**
402	01	00	00	Productos alimenticios y agropecuarios	5.250	0	0	0	0	0	5.250
402	01	01	00	Alimentos y bebidas para personas	5.250	0	0	0	0	0	5.250
403	**00**	**00**	**00**	**Servicios no personales**	**130.400**	**0**	**0**	**0**	**0**	**0**	**130.400**
403	07	00	00	Servicios de información, impresión y relaciones públicas	82.500	0	0	0	0	0	82.500
403	07	02	00	Imprenta y reproducción	75.000	0	0	0	0	0	75.000
403	07	03	00	Relaciones sociales	7.500	0	0	0	0	0	7.500
403	09	00	00	Viáticos y pasajes	5.000	0	0	0	0	0	5.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	40.650	0	0	0	0	0	40.650
403	18	01	00	Impuesto al valor agregado	40.650	0	0	0	0	0	40.650
403	99	00	00	Otros servicios no personales	2.250	0	0	0	0	0	2.250
403	99	01	00	Otros servicios no personales	2.250	0	0	0	0	0	2.250
404	**00**	**00**	**00**	**Activos reales**	**243.750**	**0**	**0**	**0**	**0**	**0**	**243.750**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	18.750	0	0	0	0	0	18.750
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	18.750	0	0	0	0	0	18.750
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	225.000	0	0	0	0	0	225.000
404	07	01	00	Equipos científicos y de laboratorio	225.000	0	0	0	0	0	225.000
				Totales	**379.400**	**0**	**0**	**0**	**0**	**0**	**379.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 118115 590096000 IMPLEMENTACIÓN DEL PLAN DE USO RACIONAL Y EFICIENTE EN GRANDES USUARIOS

OBJETIVO DEL PROYECTO: IMPULSAR LAS POLÍTICAS PÚBLICAS VINCULADAS AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA MEDIANTE LA ASESORÍA Y ACOMPAÑAMIENTO A LOS GRANDES CONSUMIDORES DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590096004 ELABORACIÓN DE GUÍAS SECTORIALES

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.250**	**0**	**0**	**0**	**0**	**0**	**5.250**
402	01	00	00	Productos alimenticios y agropecuarios	5.250	0	0	0	0	0	5.250
402	01	01	00	Alimentos y bebidas para personas	5.250	0	0	0	0	0	5.250
403	**00**	**00**	**00**	**Servicios no personales**	**136.000**	**0**	**0**	**0**	**0**	**0**	**136.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	87.500	0	0	0	0	0	87.500
403	07	02	00	Imprenta y reproducción	80.000	0	0	0	0	0	80.000
403	07	03	00	Relaciones sociales	7.500	0	0	0	0	0	7.500
403	09	00	00	Viáticos y pasajes	5.000	0	0	0	0	0	5.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	41.250	0	0	0	0	0	41.250
403	18	01	00	Impuesto al valor agregado	41.250	0	0	0	0	0	41.250
403	99	00	00	Otros servicios no personales	2.250	0	0	0	0	0	2.250
403	99	01	00	Otros servicios no personales	2.250	0	0	0	0	0	2.250
404	**00**	**00**	**00**	**Activos reales**	**243.750**	**0**	**0**	**0**	**0**	**0**	**243.750**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	18.750	0	0	0	0	0	18.750
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	18.750	0	0	0	0	0	18.750
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	225.000	0	0	0	0	0	225.000
404	07	01	00	Equipos científicos y de laboratorio	225.000	0	0	0	0	0	225.000
				Totales	**385.000**	**0**	**0**	**0**	**0**	**0**	**385.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117552 590098000 CENTRO DE INFORMACIÓN SOBRE EL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: RECAUDAR Y MANTENER ACTUALIZADA INFORMACIÓN RELEVANTE PARA LA TOMA DE DECISIONES EN MATERIA DE USO DE LA ENERGÍA, ASÍ COMO REGISTROS DE INFORMACIÓN CLAVE PARA LA EJECUCIÓN DEL PLAN DE EFICIENCIA ENERGÉTICA

UNIDAD DE MEDIDA: REGISTRO **META:** 17

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**248.499**	**0**	**0**	**0**	**0**	**0**	**248.499**
402	01	00	00	Productos alimenticios y agropecuarios	161.000	0	0	0	0	0	161.000
402	01	01	00	Alimentos y bebidas para personas	161.000	0	0	0	0	0	161.000
402	05	00	00	Productos de papel, cartón e impresos	87.499	0	0	0	0	0	87.499
402	05	99	00	Otros productos de pulpa, papel y cartón	87.499	0	0	0	0	0	87.499
403	**00**	**00**	**00**	**Servicios no personales**	**833.288**	**0**	**0**	**0**	**0**	**0**	**833.288**
403	07	00	00	Servicios de información, impresión y relaciones públicas	460.000	0	0	0	0	0	460.000
403	07	02	00	Imprenta y reproducción	280.000	0	0	0	0	0	280.000
403	07	03	00	Relaciones sociales	180.000	0	0	0	0	0	180.000
403	09	00	00	Viáticos y pasajes	160.000	0	0	0	0	0	160.000
403	09	01	00	Viáticos y pasajes dentro del país	80.000	0	0	0	0	0	80.000
403	09	02	00	Viáticos y pasajes fuera del país	80.000	0	0	0	0	0	80.000
403	18	00	00	Impuestos indirectos	159.806	0	0	0	0	0	159.806
403	18	01	00	Impuesto al valor agregado	159.806	0	0	0	0	0	159.806
403	99	00	00	Otros servicios no personales	53.482	0	0	0	0	0	53.482
403	99	01	00	Otros servicios no personales	53.482	0	0	0	0	0	53.482
404	**00**	**00**	**00**	**Activos reales**	**434.901**	**0**	**0**	**0**	**0**	**0**	**434.901**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	210.600	0	0	0	0	0	210.600
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	210.600	0	0	0	0	0	210.600
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	224.301	0	0	0	0	0	224.301
404	07	01	00	Equipos científicos y de laboratorio	224.301	0	0	0	0	0	224.301
				Totales	**1.516.688**	**0**	**0**	**0**	**0**	**0**	**1.516.688**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117552 590098000 CENTRO DE INFORMACIÓN SOBRE EL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: RECAUDAR Y MANTENER ACTUALIZADA INFORMACIÓN RELEVANTE PARA LA TOMA DE DECISIONES EN MATERIA DE USO DE LA ENERGÍA, ASÍ COMO REGISTROS DE INFORMACIÓN CLAVE PARA LA EJECUCIÓN DEL PLAN DE EFICIENCIA ENERGÉTICA

UNIDAD DE MEDIDA: REGISTRO **META:** 17

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117552 590098000 CENTRO DE INFORMACIÓN SOBRE EL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: RECAUDAR Y MANTENER ACTUALIZADA INFORMACIÓN RELEVANTE PARA LA TOMA DE DECISIONES EN MATERIA DE USO DE LA ENERGÍA, ASÍ COMO REGISTROS DE INFORMACIÓN CLAVE PARA LA EJECUCIÓN DEL PLAN DE EFICIENCIA ENERGÉTICA

UNIDAD DE MEDIDA: REGISTRO **META:** 17

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590098001 CREACIÓN DE UN CENTRO VIRTUAL VENEZOLANO DE INFORMACIÓN SOBRE USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: REGISTRO **META:** 12

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**82.832**	**0**	**0**	**0**	**0**	**0**	**82.832**
402	01	00	00	Productos alimenticios y agropecuarios	53.666	0	0	0	0	0	53.666
402	01	01	00	Alimentos y bebidas para personas	53.666	0	0	0	0	0	53.666
402	05	00	00	Productos de papel, cartón e impresos	29.166	0	0	0	0	0	29.166
402	05	99	00	Otros productos de pulpa, papel y cartón	29.166	0	0	0	0	0	29.166
403	**00**	**00**	**00**	**Servicios no personales**	**263.283**	**0**	**0**	**0**	**0**	**0**	**263.283**
403	07	00	00	Servicios de información, impresión y relaciones públicas	153.333	0	0	0	0	0	153.333
403	07	02	00	Imprenta y reproducción	93.333	0	0	0	0	0	93.333
403	07	03	00	Relaciones sociales	60.000	0	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	53.334	0	0	0	0	0	53.334
403	09	01	00	Viáticos y pasajes dentro del país	26.667	0	0	0	0	0	26.667
403	09	02	00	Viáticos y pasajes fuera del país	26.667	0	0	0	0	0	26.667
403	18	00	00	Impuestos indirectos	52.616	0	0	0	0	0	52.616
403	18	01	00	Impuesto al valor agregado	52.616	0	0	0	0	0	52.616
403	99	00	00	Otros servicios no personales	4.000	0	0	0	0	0	4.000
403	99	01	00	Otros servicios no personales	4.000	0	0	0	0	0	4.000
404	**00**	**00**	**00**	**Activos reales**	**144.967**	**0**	**0**	**0**	**0**	**0**	**144.967**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	70.200	0	0	0	0	0	70.200
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	70.200	0	0	0	0	0	70.200
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	74.767	0	0	0	0	0	74.767
404	07	01	00	Equipos científicos y de laboratorio	74.767	0	0	0	0	0	74.767
				Totales	**491.082**	**0**	**0**	**0**	**0**	**0**	**491.082**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117552 590098000 CENTRO DE INFORMACIÓN SOBRE EL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: RECAUDAR Y MANTENER ACTUALIZADA INFORMACIÓN RELEVANTE PARA LA TOMA DE DECISIONES EN MATERIA DE USO DE LA ENERGÍA, ASÍ COMO REGISTROS DE INFORMACIÓN CLAVE PARA LA EJECUCIÓN DEL PLAN DE EFICIENCIA ENERGÉTICA

UNIDAD DE MEDIDA: REGISTRO **META:** 17

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590098002 CONFORMACIÓN DE UN REGISTRO NACIONAL DE GRUPOS DE GESTIÓN DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: REGISTRO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**82.832**	**0**	**0**	**0**	**0**	0	**82.832**
402	01	00	00	Productos alimenticios y agropecuarios	53.666	0	0	0	0	0	53.666
402	01	01	00	Alimentos y bebidas para personas	53.666	0	0	0	0	0	53.666
402	05	00	00	Productos de papel, cartón e impresos	29.166	0	0	0	0	0	29.166
402	05	99	00	Otros productos de pulpa, papel y cartón	29.166	0	0	0	0	0	29.166
403	**00**	**00**	**00**	**Servicios no personales**	**263.283**	**0**	**0**	**0**	**0**	0	**263.283**
403	07	00	00	Servicios de información, impresión y relaciones públicas	153.333	0	0	0	0	0	153.333
403	07	02	00	Imprenta y reproducción	93.333	0	0	0	0	0	93.333
403	07	03	00	Relaciones sociales	60.000	0	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	53.334	0	0	0	0	0	53.334
403	09	01	00	Viáticos y pasajes dentro del país	26.667	0	0	0	0	0	26.667
403	09	02	00	Viáticos y pasajes fuera del país	26.667	0	0	0	0	0	26.667
403	18	00	00	Impuestos indirectos	52.616	0	0	0	0	0	52.616
403	18	01	00	Impuesto al valor agregado	52.616	0	0	0	0	0	52.616
403	99	00	00	Otros servicios no personales	4.000	0	0	0	0	0	4.000
403	99	01	00	Otros servicios no personales	4.000	0	0	0	0	0	4.000
404	**00**	**00**	**00**	**Activos reales**	**144.967**	**0**	**0**	**0**	**0**	0	**144.967**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	70.200	0	0	0	0	0	70.200
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	70.200	0	0	0	0	0	70.200
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	74.767	0	0	0	0	0	74.767
404	07	01	00	Equipos científicos y de laboratorio	74.767	0	0	0	0	0	74.767
				Totales	**491.082**	**0**	**0**	**0**	**0**	0	**491.082**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117552 590098000 CENTRO DE INFORMACIÓN SOBRE EL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: RECAUDAR Y MANTENER ACTUALIZADA INFORMACIÓN RELEVANTE PARA LA TOMA DE DECISIONES EN MATERIA DE USO DE LA ENERGÍA, ASÍ COMO REGISTROS DE INFORMACIÓN CLAVE PARA LA EJECUCIÓN DEL PLAN DE EFICIENCIA ENERGÉTICA

UNIDAD DE MEDIDA: REGISTRO **META:** 17

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590098003 REALIZACIÓN DE ESTUDIOS DE USO FINAL DE LA ENERGÍA ELÉCTRICA EN USUARIOS RESIDENCIALES Y NO RESIDENCIALES

UNIDAD DE MEDIDA: REGISTRO **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**82.835**	**0**	**0**	**0**	**0**	0	**82.835**
402	01	00	00	Productos alimenticios y agropecuarios	53.668	0	0	0	0	0	53.668
402	01	01	00	Alimentos y bebidas para personas	53.668	0	0	0	0	0	53.668
402	05	00	00	Productos de papel, cartón e impresos	29.167	0	0	0	0	0	29.167
402	05	99	00	Otros productos de pulpa, papel y cartón	29.167	0	0	0	0	0	29.167
403	**00**	**00**	**00**	**Servicios no personales**	**306.722**	**0**	**0**	**0**	**0**	0	**306.722**
403	07	00	00	Servicios de información, impresión y relaciones públicas	153.334	0	0	0	0	0	153.334
403	07	02	00	Imprenta y reproducción	93.334	0	0	0	0	0	93.334
403	07	03	00	Relaciones sociales	60.000	0	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	53.332	0	0	0	0	0	53.332
403	09	01	00	Viáticos y pasajes dentro del país	26.666	0	0	0	0	0	26.666
403	09	02	00	Viáticos y pasajes fuera del país	26.666	0	0	0	0	0	26.666
403	18	00	00	Impuestos indirectos	54.574	0	0	0	0	0	54.574
403	18	01	00	Impuesto al valor agregado	54.574	0	0	0	0	0	54.574
403	99	00	00	Otros servicios no personales	45.482	0	0	0	0	0	45.482
403	99	01	00	Otros servicios no personales	45.482	0	0	0	0	0	45.482
404	**00**	**00**	**00**	**Activos reales**	**144.967**	**0**	**0**	**0**	**0**	0	**144.967**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	70.200	0	0	0	0	0	70.200
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	70.200	0	0	0	0	0	70.200
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	74.767	0	0	0	0	0	74.767
404	07	01	00	Equipos científicos y de laboratorio	74.767	0	0	0	0	0	74.767
				Totales	**534.524**	**0**	**0**	**0**	**0**	0	**534.524**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117407 590099000 EJECUCIÓN DE LOS PROGRAMAS DE REGULACIÓN Y CONTROL DEL USO Y MANEJO DE LAS FUENTES RADIACTIVAS Y LOS EQUIPOS GENERADORES DE LAS RADIACIONES IONIZANTES

OBJETIVO DEL PROYECTO: MINIMIZAR LOS RIESGOS ASOCIADOS AL USO DE FUENTES RADIACTIVAS Y EQUIPOS GENERADORES DE RADIACIONES IONIZANTES EN EL PAÍS, A TRAVÉS DE LA IMPLEMENTACIÓN DEL PROGRAMA NACIONAL DE REGULACIÓN, PARA GARANTIZAR EL USO PACÍFICO Y SEGURO DE LAS RADIACIONES IONIZANTES

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**224.124**	**0**	**0**	**0**	**0**	**0**	**224.124**
402	01	00	00	Productos alimenticios y agropecuarios	70.312	0	0	0	0	0	70.312
402	01	01	00	Alimentos y bebidas para personas	70.312	0	0	0	0	0	70.312
402	03	00	00	Textiles y vestuarios	28.638	0	0	0	0	0	28.638
402	03	02	00	Prendas de vestir	19.083	0	0	0	0	0	19.083
402	03	03	00	Calzados	9.555	0	0	0	0	0	9.555
402	05	00	00	Productos de papel, cartón e impresos	15.982	0	0	0	0	0	15.982
402	05	04	00	Libros, revistas y periódicos	3.271	0	0	0	0	0	3.271
402	05	06	00	Productos de papel y cartón para computación	12.711	0	0	0	0	0	12.711
402	06	00	00	Productos químicos y derivados	26.399	0	0	0	0	0	26.399
402	06	01	00	Sustancias químicas y de uso industrial	25.445	0	0	0	0	0	25.445
402	06	08	00	Productos plásticos	954	0	0	0	0	0	954
402	10	00	00	Productos varios y útiles diversos	82.793	0	0	0	0	0	82.793
402	10	07	00	Productos de seguridad en el trabajo	6.382	0	0	0	0	0	6.382
402	10	99	00	Otros productos y útiles diversos	76.411	0	0	0	0	0	76.411
403	00	00	00	**Servicios no personales**	**1.145.053**	**0**	**0**	**0**	**0**	**0**	**1.145.053**
403	06	00	00	Servicios de transporte y almacenaje	14.041	0	0	0	0	0	14.041
403	06	01	00	Fletes y embalajes	14.041	0	0	0	0	0	14.041
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.158	0	0	0	0	0	20.158
403	07	02	00	Imprenta y reproducción	10.129	0	0	0	0	0	10.129
403	07	03	00	Relaciones sociales	10.029	0	0	0	0	0	10.029
403	09	00	00	Viáticos y pasajes	489.486	0	0	0	0	0	489.486
403	09	01	00	Viáticos y pasajes dentro del país	372.942	0	0	0	0	0	372.942
403	09	02	00	Viáticos y pasajes fuera del país	116.544	0	0	0	0	0	116.544
403	10	00	00	Servicios profesionales y técnicos	407.945	0	0	0	0	0	407.945
403	10	07	00	Servicios de capacitación y adiestramiento	104.892	0	0	0	0	0	104.892
403	10	99	00	Otros servicios profesionales y técnicos	303.053	0	0	0	0	0	303.053
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	47.348	0	0	0	0	0	47.348

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117407 590099000 EJECUCIÓN DE LOS PROGRAMAS DE REGULACIÓN Y CONTROL DEL USO Y MANEJO DE LAS FUENTES RADIACTIVAS Y LOS EQUIPOS GENERADORES DE LAS RADIACIONES IONIZANTES

OBJETIVO DEL PROYECTO: MINIMIZAR LOS RIESGOS ASOCIADOS AL USO DE FUENTES RADIACTIVAS Y EQUIPOS GENERADORES DE RADIACIONES IONIZANTES EN EL PAÍS, A TRAVÉS DE LA IMPLEMENTACIÓN DEL PROGRAMA NACIONAL DE REGULACIÓN, PARA GARANTIZAR EL USO PACÍFICO Y SEGURO DE LAS RADIACIONES IONIZANTES

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	35.290	0	0	0	0	0	35.290
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.058	0	0	0	0	0	12.058
403	18	00	00	Impuestos indirectos	166.075	0	0	0	0	0	166.075
403	18	01	00	Impuesto al valor agregado	166.075	0	0	0	0	0	166.075
404	**00**	**00**	**00**	**Activos reales**	**180.846**	**0**	**0**	**0**	**0**	**0**	**180.846**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	178.002	0	0	0	0	0	178.002
404	07	01	00	Equipos científicos y de laboratorio	178.002	0	0	0	0	0	178.002
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.844	0	0	0	0	0	2.844
404	09	01	00	Mobiliario y equipos de oficina	2.844	0	0	0	0	0	2.844
				Totales	**1.550.023**	**0**	**0**	**0**	**0**	**0**	**1.550.023**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117407 590099000 EJECUCIÓN DE LOS PROGRAMAS DE REGULACIÓN Y CONTROL DEL USO Y MANEJO DE LAS FUENTES RADIACTIVAS Y LOS EQUIPOS GENERADORES DE LAS RADIACIONES IONIZANTES

OBJETIVO DEL PROYECTO: MINIMIZAR LOS RIESGOS ASOCIADOS AL USO DE FUENTES RADIACTIVAS Y EQUIPOS GENERADORES DE RADIACIONES IONIZANTES EN EL PAÍS, A TRAVÉS DE LA IMPLEMENTACIÓN DEL PROGRAMA NACIONAL DE REGULACIÓN, PARA GARANTIZAR EL USO PACÍFICO Y SEGURO DE LAS RADIACIONES IONIZANTES

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117407 590099000 EJECUCIÓN DE LOS PROGRAMAS DE REGULACIÓN Y CONTROL DEL USO Y MANEJO DE LAS FUENTES RADIACTIVAS Y LOS EQUIPOS GENERADORES DE LAS RADIACIONES IONIZANTES

OBJETIVO DEL PROYECTO: MINIMIZAR LOS RIESGOS ASOCIADOS AL USO DE FUENTES RADIACTIVAS Y EQUIPOS GENERADORES DE RADIACIONES IONIZANTES EN EL PAÍS, A TRAVÉS DE LA IMPLEMENTACIÓN DEL PROGRAMA NACIONAL DE REGULACIÓN, PARA GARANTIZAR EL USO PACÍFICO Y SEGURO DE LAS RADIACIONES IONIZANTES

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590099001 EJECUCIÓN DEL PROGRAMA DE INSPECCIÓN A LAS EMPRESAS USUARIAS DE FUENTES RADIACTIVAS Y EQUIPOS GENERADORES DE RADIACIONES IONIZANTES

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.946**	**0**	**0**	**0**	**0**	0	**100.946**
402	01	00	00	Productos alimenticios y agropecuarios	39.796	0	0	0	0	0	39.796
402	01	01	00	Alimentos y bebidas para personas	39.796	0	0	0	0	0	39.796
402	03	00	00	Textiles y vestuarios	11.466	0	0	0	0	0	11.466
402	03	02	00	Prendas de vestir	7.629	0	0	0	0	0	7.629
402	03	03	00	Calzados	3.837	0	0	0	0	0	3.837
402	05	00	00	Productos de papel, cartón e impresos	6.448	0	0	0	0	0	6.448
402	05	04	00	Libros, revistas y periódicos	1.363	0	0	0	0	0	1.363
402	05	06	00	Productos de papel y cartón para computación	5.085	0	0	0	0	0	5.085
402	06	00	00	Productos químicos y derivados	10.173	0	0	0	0	0	10.173
402	06	01	00	Sustancias químicas y de uso industrial	10.173	0	0	0	0	0	10.173
402	10	00	00	Productos varios y útiles diversos	33.063	0	0	0	0	0	33.063
402	10	07	00	Productos de seguridad en el trabajo	2.550	0	0	0	0	0	2.550
402	10	99	00	Otros productos y útiles diversos	30.513	0	0	0	0	0	30.513
403	**00**	**00**	**00**	**Servicios no personales**	**459.388**	**0**	**0**	**0**	**0**	0	**459.388**
403	06	00	00	Servicios de transporte y almacenaje	5.595	0	0	0	0	0	5.595
403	06	01	00	Fletes y embalajes	5.595	0	0	0	0	0	5.595
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.022	0	0	0	0	0	8.022
403	07	02	00	Imprenta y reproducción	4.011	0	0	0	0	0	4.011
403	07	03	00	Relaciones sociales	4.011	0	0	0	0	0	4.011
403	09	00	00	Viáticos y pasajes	195.798	0	0	0	0	0	195.798
403	09	01	00	Viáticos y pasajes dentro del país	149.178	0	0	0	0	0	149.178
403	09	02	00	Viáticos y pasajes fuera del país	46.620	0	0	0	0	0	46.620
403	10	00	00	Servicios profesionales y técnicos	163.205	0	0	0	0	0	163.205

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117407 590099000 EJECUCIÓN DE LOS PROGRAMAS DE REGULACIÓN Y CONTROL DEL USO Y MANEJO DE LAS FUENTES RADIACTIVAS Y LOS EQUIPOS GENERADORES DE LAS RADIACIONES IONIZANTES

OBJETIVO DEL PROYECTO: MINIMIZAR LOS RIESGOS ASOCIADOS AL USO DE FUENTES RADIACTIVAS Y EQUIPOS GENERADORES DE RADIACIONES IONIZANTES EN EL PAÍS, A TRAVÉS DE LA IMPLEMENTACIÓN DEL PROGRAMA NACIONAL DE REGULACIÓN, PARA GARANTIZAR EL USO PACÍFICO Y SEGURO DE LAS RADIACIONES IONIZANTES

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590099001 EJECUCIÓN DEL PROGRAMA DE INSPECCIÓN A LAS EMPRESAS USUARIAS DE FUENTES RADIACTIVAS Y EQUIPOS GENERADORES DE RADIACIONES IONIZANTES

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	41.958	0	0	0	0	0	41.958
403	10	99	00	Otros servicios profesionales y técnicos	121.247	0	0	0	0	0	121.247
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	18.982	0	0	0	0	0	18.982
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	14.320	0	0	0	0	0	14.320
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.662	0	0	0	0	0	4.662
403	18	00	00	Impuestos indirectos	67.786	0	0	0	0	0	67.786
403	18	01	00	Impuesto al valor agregado	67.786	0	0	0	0	0	67.786
404	**00**	**00**	**00**	**Activos reales**	**72.332**	**0**	**0**	**0**	0	0	**72.332**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	71.202	0	0	0	0	0	71.202
404	07	01	00	Equipos científicos y de laboratorio	71.202	0	0	0	0	0	71.202
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.130	0	0	0	0	0	1.130
404	09	01	00	Mobiliario y equipos de oficina	1.130	0	0	0	0	0	1.130
				Totales	**632.666**	**0**	**0**	**0**	**0**	0	**632.666**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117407 590099000 EJECUCIÓN DE LOS PROGRAMAS DE REGULACIÓN Y CONTROL DEL USO Y MANEJO DE LAS FUENTES RADIACTIVAS Y LOS EQUIPOS GENERADORES DE LAS RADIACIONES IONIZANTES

OBJETIVO DEL PROYECTO: MINIMIZAR LOS RIESGOS ASOCIADOS AL USO DE FUENTES RADIACTIVAS Y EQUIPOS GENERADORES DE RADIACIONES IONIZANTES EN EL PAÍS, A TRAVÉS DE LA IMPLEMENTACIÓN DEL PROGRAMA NACIONAL DE REGULACIÓN, PARA GARANTIZAR EL USO PACÍFICO Y SEGURO DE LAS RADIACIONES IONIZANTES

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590099002 EJECUCIÓN DEL PROGRAMA DE AUTORIZACIÓN Y PERMISOS A LAS EMPRESAS USUARIAS DE FUENTES RADIACTIVAS Y EQUIPOS GENERADORES DE RADIACIONES IONIZANTES

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**62.066**	**0**	**0**	**0**	**0**	0	**62.066**
402	01	00	00	Productos alimenticios y agropecuarios	15.258	0	0	0	0	0	15.258
402	01	01	00	Alimentos y bebidas para personas	15.258	0	0	0	0	0	15.258
402	03	00	00	Textiles y vestuarios	8.586	0	0	0	0	0	8.586
402	03	02	00	Prendas de vestir	5.727	0	0	0	0	0	5.727
402	03	03	00	Calzados	2.859	0	0	0	0	0	2.859
402	05	00	00	Productos de papel, cartón e impresos	4.767	0	0	0	0	0	4.767
402	05	04	00	Libros, revistas y periódicos	954	0	0	0	0	0	954
402	05	06	00	Productos de papel y cartón para computación	3.813	0	0	0	0	0	3.813
402	06	00	00	Productos químicos y derivados	8.590	0	0	0	0	0	8.590
402	06	01	00	Sustancias químicas y de uso industrial	7.636	0	0	0	0	0	7.636
402	06	08	00	Productos plásticos	954	0	0	0	0	0	954
402	10	00	00	Productos varios y útiles diversos	24.865	0	0	0	0	0	24.865
402	10	07	00	Productos de seguridad en el trabajo	1.916	0	0	0	0	0	1.916
402	10	99	00	Otros productos y útiles diversos	22.949	0	0	0	0	0	22.949
403	**00**	**00**	**00**	**Servicios no personales**	**342.890**	**0**	**0**	**0**	**0**	0	**342.890**
403	06	00	00	Servicios de transporte y almacenaje	4.223	0	0	0	0	0	4.223
403	06	01	00	Fletes y embalajes	4.223	0	0	0	0	0	4.223
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.068	0	0	0	0	0	6.068
403	07	02	00	Imprenta y reproducción	3.059	0	0	0	0	0	3.059
403	07	03	00	Relaciones sociales	3.009	0	0	0	0	0	3.009
403	09	00	00	Viáticos y pasajes	146.844	0	0	0	0	0	146.844
403	09	01	00	Viáticos y pasajes dentro del país	111.882	0	0	0	0	0	111.882
403	09	02	00	Viáticos y pasajes fuera del país	34.962	0	0	0	0	0	34.962

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117407 590099000 EJECUCIÓN DE LOS PROGRAMAS DE REGULACIÓN Y CONTROL DEL USO Y MANEJO DE LAS FUENTES RADIACTIVAS Y LOS EQUIPOS GENERADORES DE LAS RADIACIONES IONIZANTES

OBJETIVO DEL PROYECTO: MINIMIZAR LOS RIESGOS ASOCIADOS AL USO DE FUENTES RADIACTIVAS Y EQUIPOS GENERADORES DE RADIACIONES IONIZANTES EN EL PAÍS, A TRAVÉS DE LA IMPLEMENTACIÓN DEL PROGRAMA NACIONAL DE REGULACIÓN, PARA GARANTIZAR EL USO PACÍFICO Y SEGURO DE LAS RADIACIONES IONIZANTES

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590099002 EJECUCIÓN DEL PROGRAMA DE AUTORIZACIÓN Y PERMISOS A LAS EMPRESAS USUARIAS DE FUENTES RADIACTIVAS Y EQUIPOS GENERADORES DE RADIACIONES IONIZANTES

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	122.370	0	0	0	0	0	122.370
403	10	07	00	Servicios de capacitación y adiestramiento	31.467	0	0	0	0	0	31.467
403	10	99	00	Otros servicios profesionales y técnicos	90.903	0	0	0	0	0	90.903
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.183	0	0	0	0	0	14.183
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	10.485	0	0	0	0	0	10.485
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.698	0	0	0	0	0	3.698
403	18	00	00	Impuestos indirectos	49.202	0	0	0	0	0	49.202
403	18	01	00	Impuesto al valor agregado	49.202	0	0	0	0	0	49.202
404	**00**	**00**	**00**	**Activos reales**	**54.257**	0	0	0	0	0	**54.257**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	53.400	0	0	0	0	0	53.400
404	07	01	00	Equipos científicos y de laboratorio	53.400	0	0	0	0	0	53.400
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	857	0	0	0	0	0	857
404	09	01	00	Mobiliario y equipos de oficina	857	0	0	0	0	0	857
				Totales	**459.213**	**0**	**0**	**0**	**0**	0	**459.213**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117407 590099000 EJECUCIÓN DE LOS PROGRAMAS DE REGULACIÓN Y CONTROL DEL USO Y MANEJO DE LAS FUENTES RADIACTIVAS Y LOS EQUIPOS GENERADORES DE LAS RADIACIONES IONIZANTES

OBJETIVO DEL PROYECTO: MINIMIZAR LOS RIESGOS ASOCIADOS AL USO DE FUENTES RADIACTIVAS Y EQUIPOS GENERADORES DE RADIACIONES IONIZANTES EN EL PAÍS, A TRAVÉS DE LA IMPLEMENTACIÓN DEL PROGRAMA NACIONAL DE REGULACIÓN, PARA GARANTIZAR EL USO PACÍFICO Y SEGURO DE LAS RADIACIONES IONIZANTES

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590099003 EJECUCIÓN DEL PROGRAMA DE EVALUACIONES DOSIMÉTRICAS DEL PERSONAL OCUPACIONALMENTE EXPUESTO (POE), A NIVEL NACIONAL, A LOS SERVICIOS TÉCNICOS-CIENTÍFICOS Y A LOS MATERIALES RADIACTIVOS DE OCURRENCIA NATURAL (NORM)

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**61.112**	**0**	**0**	**0**	**0**	0	**61.112**
402	01	00	00	Productos alimenticios y agropecuarios	15.258	0	0	0	0	0	15.258
402	01	01	00	Alimentos y bebidas para personas	15.258	0	0	0	0	0	15.258
402	03	00	00	Textiles y vestuarios	8.586	0	0	0	0	0	8.586
402	03	02	00	Prendas de vestir	5.727	0	0	0	0	0	5.727
402	03	03	00	Calzados	2.859	0	0	0	0	0	2.859
402	05	00	00	Productos de papel, cartón e impresos	4.767	0	0	0	0	0	4.767
402	05	04	00	Libros, revistas y periódicos	954	0	0	0	0	0	954
402	05	06	00	Productos de papel y cartón para computación	3.813	0	0	0	0	0	3.813
402	06	00	00	Productos químicos y derivados	7.636	0	0	0	0	0	7.636
402	06	01	00	Sustancias químicas y de uso industrial	7.636	0	0	0	0	0	7.636
402	10	00	00	Productos varios y útiles diversos	24.865	0	0	0	0	0	24.865
402	10	07	00	Productos de seguridad en el trabajo	1.916	0	0	0	0	0	1.916
402	10	99	00	Otros productos y útiles diversos	22.949	0	0	0	0	0	22.949
403	**00**	**00**	**00**	**Servicios no personales**	**342.775**	**0**	**0**	**0**	**0**	0	**342.775**
403	06	00	00	Servicios de transporte y almacenaje	4.223	0	0	0	0	0	4.223
403	06	01	00	Fletes y embalajes	4.223	0	0	0	0	0	4.223
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.068	0	0	0	0	0	6.068
403	07	02	00	Imprenta y reproducción	3.059	0	0	0	0	0	3.059
403	07	03	00	Relaciones sociales	3.009	0	0	0	0	0	3.009
403	09	00	00	Viáticos y pasajes	146.844	0	0	0	0	0	146.844
403	09	01	00	Viáticos y pasajes dentro del país	111.882	0	0	0	0	0	111.882
403	09	02	00	Viáticos y pasajes fuera del país	34.962	0	0	0	0	0	34.962
403	10	00	00	Servicios profesionales y técnicos	122.370	0	0	0	0	0	122.370

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117407 590099000 EJECUCIÓN DE LOS PROGRAMAS DE REGULACIÓN Y CONTROL DEL USO Y MANEJO DE LAS FUENTES RADIACTIVAS Y LOS EQUIPOS GENERADORES DE LAS RADIACIONES IONIZANTES

OBJETIVO DEL PROYECTO: MINIMIZAR LOS RIESGOS ASOCIADOS AL USO DE FUENTES RADIACTIVAS Y EQUIPOS GENERADORES DE RADIACIONES IONIZANTES EN EL PAÍS, A TRAVÉS DE LA IMPLEMENTACIÓN DEL PROGRAMA NACIONAL DE REGULACIÓN, PARA GARANTIZAR EL USO PACÍFICO Y SEGURO DE LAS RADIACIONES IONIZANTES

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590099003 EJECUCIÓN DEL PROGRAMA DE EVALUACIONES DOSIMÉTRICAS DEL PERSONAL OCUPACIONALMENTE EXPUESTO (POE), A NIVEL NACIONAL, A LOS SERVICIOS TÉCNICOS-CIENTÍFICOS Y A LOS MATERIALES RADIACTIVOS DE OCURRENCIA NATURAL (NORM)

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	31.467	0	0	0	0	0	31.467
403	10	99	00	Otros servicios profesionales y técnicos	90.903	0	0	0	0	0	90.903
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.183	0	0	0	0	0	14.183
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	10.485	0	0	0	0	0	10.485
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.698	0	0	0	0	0	3.698
403	18	00	00	Impuestos indirectos	49.087	0	0	0	0	0	49.087
403	18	01	00	Impuesto al valor agregado	49.087	0	0	0	0	0	49.087
404	**00**	**00**	**00**	**Activos reales**	**54.257**	0	**0**	0	**0**	0	**54.257**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	53.400	0	0	0	0	0	53.400
404	07	01	00	Equipos científicos y de laboratorio	53.400	0	0	0	0	0	53.400
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	857	0	0	0	0	0	857
404	09	01	00	Mobiliario y equipos de oficina	857	0	0	0	0	0	857
				Totales	**458.144**	**0**	**0**	**0**	**0**	0	**458.144**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117169 590100000 DISEÑO DE UNA INSTALACIÓN DE GESTIÓN PARA LAS FUENTES SELLADAS EN DESUSO Y DESECHOS RADIACTIVOS EXISTENTES EN LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: PROVEER AL ESTADO VENEZOLANO DE HERRAMIENTAS QUE PERMITAN LA REGULACIÓN ADECUADA DE LAS FUENTES SELLADAS EN DESUSO Y DESECHOS RADIACTIVOS DEL SECTOR INDUSTRIAL, DE INVESTIGACIÓN Y SALUD, CON EL FIN DE REDUCIR LOS RIESGOS EN SU USO A LA POBLACIÓN Y AL MEDIO AMBIENTE

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.088**	**0**	**0**	**0**	**0**	**0**	**25.088**
402	01	00	00	Productos alimenticios y agropecuarios	25.088	0	0	0	0	0	25.088
402	01	01	00	Alimentos y bebidas para personas	25.088	0	0	0	0	0	25.088
403	**00**	**00**	**00**	**Servicios no personales**	**1.241.672**	**0**	**0**	**0**	**0**	**0**	**1.241.672**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.714	0	0	0	0	0	3.714
403	07	02	00	Imprenta y reproducción	3.714	0	0	0	0	0	3.714
403	09	00	00	Viáticos y pasajes	99.354	0	0	0	0	0	99.354
403	09	01	00	Viáticos y pasajes dentro del país	99.354	0	0	0	0	0	99.354
403	10	00	00	Servicios profesionales y técnicos	1.002.018	0	0	0	0	0	1.002.018
403	10	99	00	Otros servicios profesionales y técnicos	1.002.018	0	0	0	0	0	1.002.018
403	18	00	00	Impuestos indirectos	136.586	0	0	0	0	0	136.586
403	18	01	00	Impuesto al valor agregado	136.586	0	0	0	0	0	136.586
404	**00**	**00**	**00**	**Activos reales**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	0	20.000
404	07	01	00	Equipos científicos y de laboratorio	20.000	0	0	0	0	0	20.000
				Totales	**1.286.760**	**0**	**0**	**0**	**0**	**0**	**1.286.760**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117169 590100000 DISEÑO DE UNA INSTALACIÓN DE GESTIÓN PARA LAS FUENTES SELLADAS EN DESUSO Y DESECHOS RADIACTIVOS EXISTENTES EN LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: PROVEER AL ESTADO VENEZOLANO DE HERRAMIENTAS QUE PERMITAN LA REGULACIÓN ADECUADA DE LAS FUENTES SELLADAS EN DESUSO Y DESECHOS RADIACTIVOS DEL SECTOR INDUSTRIAL, DE INVESTIGACIÓN Y SALUD, CON EL FIN DE REDUCIR LOS RIESGOS EN SU USO A LA POBLACIÓN Y AL MEDIO AMBIENTE

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117169 590100000 DISEÑO DE UNA INSTALACIÓN DE GESTIÓN PARA LAS FUENTES SELLADAS EN DESUSO Y DESECHOS RADIACTIVOS EXISTENTES EN LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: PROVEER AL ESTADO VENEZOLANO DE HERRAMIENTAS QUE PERMITAN LA REGULACIÓN ADECUADA DE LAS FUENTES SELLADAS EN DESUSO Y DESECHOS RADIACTIVOS DEL SECTOR INDUSTRIAL, DE INVESTIGACIÓN Y SALUD, CON EL FIN DE REDUCIR LOS RIESGOS EN SU USO A LA POBLACIÓN Y AL MEDIO AMBIENTE

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590100001 ESTABLECIMIENTO DEL TIPO DE PROCESAMIENTO (TRATAMIENTO Y ACONDICIONAMIENTO)

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.944**	0	0	0	0	0	**2.944**
402	01	00	00	Productos alimenticios y agropecuarios	2.944	0	0	0	0	0	2.944
402	01	01	00	Alimentos y bebidas para personas	2.944	0	0	0	0	0	2.944
403	**00**	**00**	**00**	**Servicios no personales**	**145.836**	**0**	**0**	**0**	**0**	**0**	**145.836**
403	07	00	00	Servicios de información, impresión y relaciones públicas	432	0	0	0	0	0	432
403	07	02	00	Imprenta y reproducción	432	0	0	0	0	0	432
403	09	00	00	Viáticos y pasajes	11.676	0	0	0	0	0	11.676
403	09	01	00	Viáticos y pasajes dentro del país	11.676	0	0	0	0	0	11.676
403	10	00	00	Servicios profesionales y técnicos	117.684	0	0	0	0	0	117.684
403	10	99	00	Otros servicios profesionales y técnicos	117.684	0	0	0	0	0	117.684
403	18	00	00	Impuestos indirectos	16.044	0	0	0	0	0	16.044
403	18	01	00	Impuesto al valor agregado	16.044	0	0	0	0	0	16.044
				Totales	**148.780**	0	0	0	0	0	**148.780**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117169 590100000 DISEÑO DE UNA INSTALACIÓN DE GESTIÓN PARA LAS FUENTES SELLADAS EN DESUSO Y DESECHOS RADIACTIVOS EXISTENTES EN LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: PROVEER AL ESTADO VENEZOLANO DE HERRAMIENTAS QUE PERMITAN LA REGULACIÓN ADECUADA DE LAS FUENTES SELLADAS EN DESUSO Y DESECHOS RADIACTIVOS DEL SECTOR INDUSTRIAL, DE INVESTIGACIÓN Y SALUD, CON EL FIN DE REDUCIR LOS RIESGOS EN SU USO A LA POBLACIÓN Y AL MEDIO AMBIENTE

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590100002 FORMULACIÓN DE LA INGENIERÍA BÁSICA Y DE DETALLE DEL PROYECTO

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 2

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.200**	**0**	**0**	**0**	**0**	0	**19.200**
402	01	00	00	Productos alimenticios y agropecuarios	19.200	0	0	0	0	0	19.200
402	01	01	00	Alimentos y bebidas para personas	19.200	0	0	0	0	0	19.200
403	**00**	**00**	**00**	**Servicios no personales**	**951.667**	**0**	**0**	**0**	**0**	0	**951.667**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.850	0	0	0	0	0	2.850
403	07	02	00	Imprenta y reproducción	2.850	0	0	0	0	0	2.850
403	09	00	00	Viáticos y pasajes	76.002	0	0	0	0	0	76.002
403	09	01	00	Viáticos y pasajes dentro del país	76.002	0	0	0	0	0	76.002
403	10	00	00	Servicios profesionales y técnicos	766.650	0	0	0	0	0	766.650
403	10	99	00	Otros servicios profesionales y técnicos	766.650	0	0	0	0	0	766.650
403	18	00	00	Impuestos indirectos	106.165	0	0	0	0	0	106.165
403	18	01	00	Impuesto al valor agregado	106.165	0	0	0	0	0	106.165
404	**00**	**00**	**00**	**Activos reales**	**20.000**	0	**0**	**0**	**0**	0	**20.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	0	20.000
404	07	01	00	Equipos científicos y de laboratorio	20.000	0	0	0	0	0	20.000
				Totales	**990.867**	**0**	**0**	**0**	**0**	0	**990.867**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117169 590100000 DISEÑO DE UNA INSTALACIÓN DE GESTIÓN PARA LAS FUENTES SELLADAS EN DESUSO Y DESECHOS RADIACTIVOS EXISTENTES EN LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: PROVEER AL ESTADO VENEZOLANO DE HERRAMIENTAS QUE PERMITAN LA REGULACIÓN ADECUADA DE LAS FUENTES SELLADAS EN DESUSO Y DESECHOS RADIACTIVOS DEL SECTOR INDUSTRIAL, DE INVESTIGACIÓN Y SALUD, CON EL FIN DE REDUCIR LOS RIESGOS EN SU USO A LA POBLACIÓN Y AL MEDIO AMBIENTE

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590100003 DEFINICIÓN DE LOS REQUISITOS DE ENTRENAMIENTO

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.944**	**0**	**0**	**0**	**0**	**0**	**2.944**
402	01	00	00	Productos alimenticios y agropecuarios	2.944	0	0	0	0	0	2.944
402	01	01	00	Alimentos y bebidas para personas	2.944	0	0	0	0	0	2.944
403	**00**	**00**	**00**	**Servicios no personales**	**144.169**	**0**	**0**	**0**	**0**	**0**	**144.169**
403	07	00	00	Servicios de información, impresión y relaciones públicas	432	0	0	0	0	0	432
403	07	02	00	Imprenta y reproducción	432	0	0	0	0	0	432
403	09	00	00	Viáticos y pasajes	11.676	0	0	0	0	0	11.676
403	09	01	00	Viáticos y pasajes dentro del país	11.676	0	0	0	0	0	11.676
403	10	00	00	Servicios profesionales y técnicos	117.684	0	0	0	0	0	117.684
403	10	99	00	Otros servicios profesionales y técnicos	117.684	0	0	0	0	0	117.684
403	18	00	00	Impuestos indirectos	14.377	0	0	0	0	0	14.377
403	18	01	00	Impuesto al valor agregado	14.377	0	0	0	0	0	14.377
				Totales	**147.113**	**0**	**0**	**0**	**0**	**0**	**147.113**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117031 590101000 DISEÑO DE LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: DISEÑAR LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL CONTRIBUYENDO A LA CREACIÓN DE COMPETENCIAS EN MATERIA DE PROTECCIÓN Y SEGURIDAD .

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**34.400**	**0**	**0**	**0**	**0**	**0**	**34.400**
402	01	00	00	Productos alimenticios y agropecuarios	33.025	0	0	0	0	0	33.025
402	01	01	00	Alimentos y bebidas para personas	33.025	0	0	0	0	0	33.025
402	05	00	00	Productos de papel, cartón e impresos	1.375	0	0	0	0	0	1.375
402	05	04	00	Libros, revistas y periódicos	1.375	0	0	0	0	0	1.375
403	**00**	**00**	**00**	**Servicios no personales**	**170.022**	**0**	**0**	**0**	**0**	**0**	**170.022**
403	07	00	00	Servicios de información, impresión y relaciones públicas	19.060	0	0	0	0	0	19.060
403	07	02	00	Imprenta y reproducción	9.530	0	0	0	0	0	9.530
403	07	03	00	Relaciones sociales	9.530	0	0	0	0	0	9.530
403	09	00	00	Viáticos y pasajes	39.942	0	0	0	0	0	39.942
403	09	01	00	Viáticos y pasajes dentro del país	39.942	0	0	0	0	0	39.942
403	10	00	00	Servicios profesionales y técnicos	73.997	0	0	0	0	0	73.997
403	10	07	00	Servicios de capacitación y adiestramiento	24.963	0	0	0	0	0	24.963
403	10	99	00	Otros servicios profesionales y técnicos	49.034	0	0	0	0	0	49.034
403	18	00	00	Impuestos indirectos	37.023	0	0	0	0	0	37.023
403	18	01	00	Impuesto al valor agregado	37.023	0	0	0	0	0	37.023
404	**00**	**00**	**00**	**Activos reales**	**141.104**	**0**	**0**	**0**	**0**	**0**	**141.104**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	141.104	0	0	0	0	0	141.104
404	07	01	00	Equipos científicos y de laboratorio	141.104	0	0	0	0	0	141.104
				Totales	**345.526**	**0**	**0**	**0**	**0**	**0**	**345.526**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117031 590101000 DISEÑO DE LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: DISEÑAR LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL CONTRIBUYENDO A LA CREACIÓN DE COMPETENCIAS EN MATERIA DE PROTECCIÓN Y SEGURIDAD .

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117031 590101000 DISEÑO DE LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: DISEÑAR LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL CONTRIBUYENDO A LA CREACIÓN DE COMPETENCIAS EN MATERIA DE PROTECCIÓN Y SEGURIDAD .

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590101001 DIAGNÓSTICO DE LA SITUACIÓN ACTUAL DE LA AUTORIDAD REGULADORA NACIONAL EN MATERIA DE AUTORIZACIONES A OPERADORES DE EQUIPOS DE GAMMAGRAFÍA INDUSTRIAL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.872**	**0**	**0**	**0**	**0**	0	**2.872**
402	01	00	00	Productos alimenticios y agropecuarios	2.684	0	0	0	0	0	2.684
402	01	01	00	Alimentos y bebidas para personas	2.684	0	0	0	0	0	2.684
402	05	00	00	Productos de papel, cartón e impresos	188	0	0	0	0	0	188
402	05	04	00	Libros, revistas y periódicos	188	0	0	0	0	0	188
403	**00**	**00**	**00**	**Servicios no personales**	**19.855**	**0**	**0**	**0**	**0**	0	**19.855**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.278	0	0	0	0	0	2.278
403	07	02	00	Imprenta y reproducción	1.139	0	0	0	0	0	1.139
403	07	03	00	Relaciones sociales	1.139	0	0	0	0	0	1.139
403	09	00	00	Viáticos y pasajes	4.992	0	0	0	0	0	4.992
403	09	01	00	Viáticos y pasajes dentro del país	4.992	0	0	0	0	0	4.992
403	10	00	00	Servicios profesionales y técnicos	9.300	0	0	0	0	0	9.300
403	10	07	00	Servicios de capacitación y adiestramiento	3.174	0	0	0	0	0	3.174
403	10	99	00	Otros servicios profesionales y técnicos	6.126	0	0	0	0	0	6.126
403	18	00	00	Impuestos indirectos	3.285	0	0	0	0	0	3.285
403	18	01	00	Impuesto al valor agregado	3.285	0	0	0	0	0	3.285
404	**00**	**00**	**00**	**Activos reales**	**7.925**	**0**	**0**	**0**	**0**	0	**7.925**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	7.925	0	0	0	0	0	7.925
404	07	01	00	Equipos científicos y de laboratorio	7.925	0	0	0	0	0	7.925
				Totales	**30.652**	**0**	**0**	**0**	**0**	0	**30.652**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117031 590101000 DISEÑO DE LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: DISEÑAR LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL CONTRIBUYENDO A LA CREACIÓN DE COMPETENCIAS EN MATERIA DE PROTECCIÓN Y SEGURIDAD .

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590101002 REVISIÓN DE LOS INSTRUMENTOS LEGALES

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.168**	**0**	**0**	**0**	**0**	**0**	**20.168**
402	01	00	00	Productos alimenticios y agropecuarios	19.607	0	0	0	0	0	19.607
402	01	01	00	Alimentos y bebidas para personas	19.607	0	0	0	0	0	19.607
402	05	00	00	Productos de papel, cartón e impresos	561	0	0	0	0	0	561
402	05	04	00	Libros, revistas y periódicos	561	0	0	0	0	0	561
403	**00**	**00**	**00**	**Servicios no personales**	**67.394**	**0**	**0**	**0**	**0**	**0**	**67.394**
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.804	0	0	0	0	0	6.804
403	07	02	00	Imprenta y reproducción	3.402	0	0	0	0	0	3.402
403	07	03	00	Relaciones sociales	3.402	0	0	0	0	0	3.402
403	09	00	00	Viáticos y pasajes	14.976	0	0	0	0	0	14.976
403	09	01	00	Viáticos y pasajes dentro del país	14.976	0	0	0	0	0	14.976
403	10	00	00	Servicios profesionales y técnicos	27.921	0	0	0	0	0	27.921
403	10	07	00	Servicios de capacitación y adiestramiento	9.531	0	0	0	0	0	9.531
403	10	99	00	Otros servicios profesionales y técnicos	18.390	0	0	0	0	0	18.390
403	18	00	00	Impuestos indirectos	17.693	0	0	0	0	0	17.693
403	18	01	00	Impuesto al valor agregado	17.693	0	0	0	0	0	17.693
404	**00**	**00**	**00**	**Activos reales**	**77.571**	**0**	**0**	**0**	**0**	**0**	**77.571**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	77.571	0	0	0	0	0	77.571
404	07	01	00	Equipos científicos y de laboratorio	77.571	0	0	0	0	0	77.571
				Totales	**165.133**	**0**	**0**	**0**	**0**	**0**	**165.133**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117031 590101000 DISEÑO DE LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: DISEÑAR LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL CONTRIBUYENDO A LA CREACIÓN DE COMPETENCIAS EN MATERIA DE PROTECCIÓN Y SEGURIDAD .

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590101003 ELABORACIÓN DE PROPUESTA DE DESCRIPCIÓN DEL PROCESO INTEGRAL DEL ÓRGANO REGULADOR PARA LA AUTORIZACIÓN INDIVIDUAL DE OPERADORES DE EQUIPOS DE GAMMAGRAFÍA INDUSTRIAL

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.744**	**0**	**0**	**0**	**0**	0	**5.744**
402	01	00	00	Productos alimenticios y agropecuarios	5.370	0	0	0	0	0	5.370
402	01	01	00	Alimentos y bebidas para personas	5.370	0	0	0	0	0	5.370
402	05	00	00	Productos de papel, cartón e impresos	374	0	0	0	0	0	374
402	05	04	00	Libros, revistas y periódicos	374	0	0	0	0	0	374
403	**00**	**00**	**00**	**Servicios no personales**	**44.006**	**0**	**0**	**0**	**0**	0	**44.006**
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.536	0	0	0	0	0	4.536
403	07	02	00	Imprenta y reproducción	2.268	0	0	0	0	0	2.268
403	07	03	00	Relaciones sociales	2.268	0	0	0	0	0	2.268
403	09	00	00	Viáticos y pasajes	9.984	0	0	0	0	0	9.984
403	09	01	00	Viáticos y pasajes dentro del país	9.984	0	0	0	0	0	9.984
403	10	00	00	Servicios profesionales y técnicos	18.614	0	0	0	0	0	18.614
403	10	07	00	Servicios de capacitación y adiestramiento	6.354	0	0	0	0	0	6.354
403	10	99	00	Otros servicios profesionales y técnicos	12.260	0	0	0	0	0	12.260
403	18	00	00	Impuestos indirectos	10.872	0	0	0	0	0	10.872
403	18	01	00	Impuesto al valor agregado	10.872	0	0	0	0	0	10.872
404	**00**	**00**	**00**	**Activos reales**	**51.714**	**0**	**0**	**0**	**0**	0	**51.714**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	51.714	0	0	0	0	0	51.714
404	07	01	00	Equipos científicos y de laboratorio	51.714	0	0	0	0	0	51.714
				Totales	**101.464**	**0**	**0**	**0**	**0**	0	**101.464**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117031 590101000 DISEÑO DE LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: DISEÑAR LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL CONTRIBUYENDO A LA CREACIÓN DE COMPETENCIAS EN MATERIA DE PROTECCIÓN Y SEGURIDAD .

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590101004 CONFORMACIÓN DEL MATERIAL DIDÁCTICO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.616**	**0**	**0**	**0**	**0**	0	**5.616**
402	01	00	00	Productos alimenticios y agropecuarios	5.364	0	0	0	0	0	5.364
402	01	01	00	Alimentos y bebidas para personas	5.364	0	0	0	0	0	5.364
402	05	00	00	Productos de papel, cartón e impresos	252	0	0	0	0	0	252
402	05	04	00	Libros, revistas y periódicos	252	0	0	0	0	0	252
403	**00**	**00**	**00**	**Servicios no personales**	**38.767**	**0**	**0**	**0**	**0**	0	**38.767**
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.442	0	0	0	0	0	5.442
403	07	02	00	Imprenta y reproducción	2.721	0	0	0	0	0	2.721
403	07	03	00	Relaciones sociales	2.721	0	0	0	0	0	2.721
403	09	00	00	Viáticos y pasajes	9.990	0	0	0	0	0	9.990
403	09	01	00	Viáticos y pasajes dentro del país	9.990	0	0	0	0	0	9.990
403	10	00	00	Servicios profesionales y técnicos	18.162	0	0	0	0	0	18.162
403	10	07	00	Servicios de capacitación y adiestramiento	5.904	0	0	0	0	0	5.904
403	10	99	00	Otros servicios profesionales y técnicos	12.258	0	0	0	0	0	12.258
403	18	00	00	Impuestos indirectos	5.173	0	0	0	0	0	5.173
403	18	01	00	Impuesto al valor agregado	5.173	0	0	0	0	0	5.173
404	**00**	**00**	**00**	**Activos reales**	**3.894**	**0**	**0**	**0**	**0**	0	**3.894**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.894	0	0	0	0	0	3.894
404	07	01	00	Equipos científicos y de laboratorio	3.894	0	0	0	0	0	3.894
				Totales	**48.277**	**0**	**0**	**0**	**0**	0	**48.277**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117073 590102000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO EN LAS ÁREAS DE: GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN-COMERCIALIZACIÓN, DESPACHO DE CARGA Y PLANIFICACIÓN INTEGRAL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR LOS PROCESOS DE FORMACIÓN E INVESTIGACIÓN CIENTÍFICO Y TÉCNICO DE LOS TRABAJADORES Y TRABAJADORAS DEL SISTEMA ELÉCTRICO NACIONAL, EN LAS ÁREAS DE: GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN-COMERCIALIZACIÓN, DESPACHO DE CARGA Y PLANIFICACIÓN INTEGRAL DEL SISTEMA ELÉCTRICO NACIONAL , Y ASÍ APLICAR LA FORMACIÓN DE SUS CUADROS GERENCIALES, BAJO LOS PRINCIPIOS DE LA REVOLUCIÓN BOLIVARIANA

UNIDAD DE MEDIDA: PROGRAMA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**973.219**	**0**	**0**	**0**	**0**	**0**	**973.219**
402	01	00	00	Productos alimenticios y agropecuarios	210.336	0	0	0	0	0	210.336
402	01	01	00	Alimentos y bebidas para personas	210.336	0	0	0	0	0	210.336
402	03	00	00	Textiles y vestuarios	105.000	0	0	0	0	0	105.000
402	03	02	00	Prendas de vestir	105.000	0	0	0	0	0	105.000
402	05	00	00	Productos de papel, cartón e impresos	141.197	0	0	0	0	0	141.197
402	05	03	00	Productos de papel y cartón para oficina	88.197	0	0	0	0	0	88.197
402	05	04	00	Libros, revistas y periódicos	53.000	0	0	0	0	0	53.000
402	06	00	00	Productos químicos y derivados	76.326	0	0	0	0	0	76.326
402	06	06	00	Combustibles y lubricantes	18.240	0	0	0	0	0	18.240
402	06	08	00	Productos plásticos	58.086	0	0	0	0	0	58.086
402	08	00	00	Productos metálicos	61.320	0	0	0	0	0	61.320
402	08	09	00	Repuestos y accesorios para equipos de transporte	61.320	0	0	0	0	0	61.320
402	10	00	00	Productos varios y útiles diversos	379.040	0	0	0	0	0	379.040
402	10	03	00	Utensilios de cocina y comedor	17.750	0	0	0	0	0	17.750
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	87.615	0	0	0	0	0	87.615
402	10	08	00	Materiales para equipos de computación	273.675	0	0	0	0	0	273.675
403	**00**	**00**	**00**	**Servicios no personales**	**34.970.356**	**0**	**0**	**0**	**0**	**0**	**34.970.356**
403	06	00	00	Servicios de transporte y almacenaje	57.900	0	0	0	0	0	57.900
403	06	01	00	Fletes y embalajes	54.400	0	0	0	0	0	54.400
403	06	03	00	Estacionamiento	3.500	0	0	0	0	0	3.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.204.380	0	0	0	0	0	1.204.380
403	07	01	00	Publicidad y propaganda	350.000	0	0	0	0	0	350.000
403	07	02	00	Imprenta y reproducción	210.000	0	0	0	0	0	210.000
403	07	03	00	Relaciones sociales	518.580	0	0	0	0	0	518.580
403	07	04	00	Avisos	125.800	0	0	0	0	0	125.800
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	60.000	0	0	0	0	0	60.000
403	08	01	00	Primas y gastos de seguros	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117073 590102000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO EN LAS ÁREAS DE: GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN-COMERCIALIZACIÓN, DESPACHO DE CARGA Y PLANIFICACIÓN INTEGRAL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR LOS PROCESOS DE FORMACIÓN E INVESTIGACIÓN CIENTÍFICO Y TÉCNICO DE LOS TRABAJADORES Y TRABAJADORAS DEL SISTEMA ELÉCTRICO NACIONAL, EN LAS ÁREAS DE: GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN-COMERCIALIZACIÓN, DESPACHO DE CARGA Y PLANIFICACIÓN INTEGRAL DEL SISTEMA ELÉCTRICO NACIONAL , Y ASÍ APLICAR LA FORMACIÓN DE SUS CUADROS GERENCIALES, BAJO LOS PRINCIPIOS DE LA REVOLUCIÓN BOLIVARIANA

UNIDAD DE MEDIDA: PROGRAMA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	2.220.000	0	0	0	0	0	2.220.000
403	09	01	00	Viáticos y pasajes dentro del país	975.000	0	0	0	0	0	975.000
403	09	02	00	Viáticos y pasajes fuera del país	1.245.000	0	0	0	0	0	1.245.000
403	10	00	00	Servicios profesionales y técnicos	25.255.000	0	0	0	0	0	25.255.000
403	10	01	00	Servicios jurídicos	75.000	0	0	0	0	0	75.000
403	10	07	00	Servicios de capacitación y adiestramiento	750.000	0	0	0	0	0	750.000
403	10	99	00	Otros servicios profesionales y técnicos	24.430.000	0	0	0	0	0	24.430.000
403	18	00	00	Impuestos indirectos	4.523.076	0	0	0	0	0	4.523.076
403	18	01	00	Impuesto al valor agregado	4.523.076	0	0	0	0	0	4.523.076
403	99	00	00	Otros servicios no personales	1.650.000	0	0	0	0	0	1.650.000
403	99	01	00	Otros servicios no personales	1.650.000	0	0	0	0	0	1.650.000
404	**00**	**00**	**00**	**Activos reales**	**6.271.803**	**0**	**0**	**0**	**0**	**0**	**6.271.803**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	30.000	0	0	0	0	0	30.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	30.000	0	0	0	0	0	30.000
404	04	00	00	Equipos de transporte, tracción y elevación	600.000	0	0	0	0	0	600.000
404	04	01	00	Vehículos automotores terrestres	600.000	0	0	0	0	0	600.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	25.000	0	0	0	0	0	25.000
404	05	01	00	Equipos de telecomunicaciones	25.000	0	0	0	0	0	25.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	56.000	0	0	0	0	0	56.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	56.000	0	0	0	0	0	56.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.210.803	0	0	0	0	0	4.210.803
404	09	01	00	Mobiliario y equipos de oficina	704.505	0	0	0	0	0	704.505
404	09	02	00	Equipos de computación	3.506.298	0	0	0	0	0	3.506.298
404	12	00	00	Activos intangibles	1.350.000	0	0	0	0	0	1.350.000
404	12	04	00	Paquetes y programas de computación	1.350.000	0	0	0	0	0	1.350.000
				Totales	**42.215.378**	**0**	**0**	**0**	**0**	**0**	**42.215.378**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117073 590102000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO EN LAS ÁREAS DE: GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN-COMERCIALIZACIÓN, DESPACHO DE CARGA Y PLANIFICACIÓN INTEGRAL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR LOS PROCESOS DE FORMACIÓN E INVESTIGACIÓN CIENTÍFICO Y TÉCNICO DE LOS TRABAJADORES Y TRABAJADORAS DEL SISTEMA ELÉCTRICO NACIONAL, EN LAS ÁREAS DE: GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN-COMERCIALIZACIÓN, DESPACHO DE CARGA Y PLANIFICACIÓN INTEGRAL DEL SISTEMA ELÉCTRICO NACIONAL , Y ASÍ APLICAR LA FORMACIÓN DE SUS CUADROS GERENCIALES, BAJO LOS PRINCIPIOS DE LA REVOLUCIÓN BOLIVARIANA

UNIDAD DE MEDIDA: PROGRAMA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117073 590102000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO EN LAS ÁREAS DE: GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN-COMERCIALIZACIÓN, DESPACHO DE CARGA Y PLANIFICACIÓN INTEGRAL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR LOS PROCESOS DE FORMACIÓN E INVESTIGACIÓN CIENTÍFICO Y TÉCNICO DE LOS TRABAJADORES Y TRABAJADORAS DEL SISTEMA ELÉCTRICO NACIONAL, EN LAS ÁREAS DE: GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN-COMERCIALIZACIÓN, DESPACHO DE CARGA Y PLANIFICACIÓN INTEGRAL DEL SISTEMA ELÉCTRICO NACIONAL , Y ASÍ APLICAR LA FORMACIÓN DE SUS CUADROS GERENCIALES, BAJO LOS PRINCIPIOS DE LA REVOLUCIÓN BOLIVARIANA

UNIDAD DE MEDIDA: PROGRAMA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590102001 PROGRAMA DE CAPACITACIÓN PARA LOS TRABAJADORES Y TRABAJADORAS DE CORPOELEC Y EL MPPEE

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**441.858**	**0**	**0**	0	**0**	0	**441.858**
402	01	00	00	Productos alimenticios y agropecuarios	92.084	0	0	0	0	0	92.084
402	01	01	00	Alimentos y bebidas para personas	92.084	0	0	0	0	0	92.084
402	03	00	00	Textiles y vestuarios	45.000	0	0	0	0	0	45.000
402	03	02	00	Prendas de vestir	45.000	0	0	0	0	0	45.000
402	05	00	00	Productos de papel, cartón e impresos	54.305	0	0	0	0	0	54.305
402	05	03	00	Productos de papel y cartón para oficina	39.805	0	0	0	0	0	39.805
402	05	04	00	Libros, revistas y periódicos	14.500	0	0	0	0	0	14.500
402	06	00	00	Productos químicos y derivados	39.739	0	0	0	0	0	39.739
402	06	06	00	Combustibles y lubricantes	9.600	0	0	0	0	0	9.600
402	06	08	00	Productos plásticos	30.139	0	0	0	0	0	30.139
402	08	00	00	Productos metálicos	32.920	0	0	0	0	0	32.920
402	08	09	00	Repuestos y accesorios para equipos de transporte	32.920	0	0	0	0	0	32.920
402	10	00	00	Productos varios y útiles diversos	177.810	0	0	0	0	0	177.810
402	10	03	00	Utensilios de cocina y comedor	5.500	0	0	0	0	0	5.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	43.087	0	0	0	0	0	43.087
402	10	08	00	Materiales para equipos de computación	129.223	0	0	0	0	0	129.223
403	**00**	**00**	**00**	**Servicios no personales**	**20.068.735**	**0**	**0**	0	**0**	0	**20.068.735**
403	06	00	00	Servicios de transporte y almacenaje	40.650	0	0	0	0	0	40.650
403	06	01	00	Fletes y embalajes	38.400	0	0	0	0	0	38.400
403	06	03	00	Estacionamiento	2.250	0	0	0	0	0	2.250
403	07	00	00	Servicios de información, impresión y relaciones públicas	689.180	0	0	0	0	0	689.180
403	07	01	00	Publicidad y propaganda	250.000	0	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117073 590102000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO EN LAS ÁREAS DE: GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN-COMERCIALIZACIÓN, DESPACHO DE CARGA Y PLANIFICACIÓN INTEGRAL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR LOS PROCESOS DE FORMACIÓN E INVESTIGACIÓN CIENTÍFICO Y TÉCNICO DE LOS TRABAJADORES Y TRABAJADORAS DEL SISTEMA ELÉCTRICO NACIONAL, EN LAS ÁREAS DE: GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN-COMERCIALIZACIÓN, DESPACHO DE CARGA Y PLANIFICACIÓN INTEGRAL DEL SISTEMA ELÉCTRICO NACIONAL , Y ASÍ APLICAR LA FORMACIÓN DE SUS CUADROS GERENCIALES, BAJO LOS PRINCIPIOS DE LA REVOLUCIÓN BOLIVARIANA

UNIDAD DE MEDIDA: PROGRAMA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590102001 PROGRAMA DE CAPACITACIÓN PARA LOS TRABAJADORES Y TRABAJADORAS DE CORPOELEC Y EL MPPEE

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	07	03	00	Relaciones sociales	200.380	0	0	0	0	0	200.380
403	07	04	00	Avisos	88.800	0	0	0	0	0	88.800
403	09	00	00	Viáticos y pasajes	624.000	0	0	0	0	0	624.000
403	09	01	00	Viáticos y pasajes dentro del país	375.000	0	0	0	0	0	375.000
403	09	02	00	Viáticos y pasajes fuera del país	249.000	0	0	0	0	0	249.000
403	10	00	00	Servicios profesionales y técnicos	15.220.000	0	0	0	0	0	15.220.000
403	10	01	00	Servicios jurídicos	50.000	0	0	0	0	0	50.000
403	10	07	00	Servicios de capacitación y adiestramiento	500.000	0	0	0	0	0	500.000
403	10	99	00	Otros servicios profesionales y técnicos	14.670.000	0	0	0	0	0	14.670.000
403	18	00	00	Impuestos indirectos	2.444.905	0	0	0	0	0	2.444.905
403	18	01	00	Impuesto al valor agregado	2.444.905	0	0	0	0	0	2.444.905
403	99	00	00	Otros servicios no personales	1.050.000	0	0	0	0	0	1.050.000
403	99	01	00	Otros servicios no personales	1.050.000	0	0	0	0	0	1.050.000
404	**00**	**00**	**00**	**Activos reales**	**2.308.523**	**0**	**0**	**0**	**0**	0	**2.308.523**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	20.000	0	0	0	0	0	20.000
404	04	00	00	Equipos de transporte, tracción y elevación	600.000	0	0	0	0	0	600.000
404	04	01	00	Vehículos automotores terrestres	600.000	0	0	0	0	0	600.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	05	01	00	Equipos de telecomunicaciones	20.000	0	0	0	0	0	20.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	35.000	0	0	0	0	0	35.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	35.000	0	0	0	0	0	35.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117073 590102000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO EN LAS ÁREAS DE: GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN-COMERCIALIZACIÓN, DESPACHO DE CARGA Y PLANIFICACIÓN INTEGRAL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR LOS PROCESOS DE FORMACIÓN E INVESTIGACIÓN CIENTÍFICO Y TÉCNICO DE LOS TRABAJADORES Y TRABAJADORAS DEL SISTEMA ELÉCTRICO NACIONAL, EN LAS ÁREAS DE: GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN-COMERCIALIZACIÓN, DESPACHO DE CARGA Y PLANIFICACIÓN INTEGRAL DEL SISTEMA ELÉCTRICO NACIONAL , Y ASÍ APLICAR LA FORMACIÓN DE SUS CUADROS GERENCIALES, BAJO LOS PRINCIPIOS DE LA REVOLUCIÓN BOLIVARIANA

UNIDAD DE MEDIDA: PROGRAMA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590102001 PROGRAMA DE CAPACITACIÓN PARA LOS TRABAJADORES Y TRABAJADORAS DE CORPOELEC Y EL MPPEE

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	958.523	0	0	0	0	0	958.523
404	09	01	00	Mobiliario y equipos de oficina	381.165	0	0	0	0	0	381.165
404	09	02	00	Equipos de computación	577.358	0	0	0	0	0	577.358
404	12	00	00	Activos intangibles	675.000	0	0	0	0	0	675.000
404	12	04	00	Paquetes y programas de computación	675.000	0	0	0	0	0	675.000
				Totales	**22.819.116**	0	0	0	0	0	**22.819.116**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117073 590102000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO EN LAS ÁREAS DE: GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN-COMERCIALIZACIÓN, DESPACHO DE CARGA Y PLANIFICACIÓN INTEGRAL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR LOS PROCESOS DE FORMACIÓN E INVESTIGACIÓN CIENTÍFICO Y TÉCNICO DE LOS TRABAJADORES Y TRABAJADORAS DEL SISTEMA ELÉCTRICO NACIONAL, EN LAS ÁREAS DE: GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN-COMERCIALIZACIÓN, DESPACHO DE CARGA Y PLANIFICACIÓN INTEGRAL DEL SISTEMA ELÉCTRICO NACIONAL , Y ASÍ APLICAR LA FORMACIÓN DE SUS CUADROS GERENCIALES, BAJO LOS PRINCIPIOS DE LA REVOLUCIÓN BOLIVARIANA

UNIDAD DE MEDIDA: PROGRAMA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590102002 PROGRAMA DE LÍNEAS DE DESARROLLO E INVESTIGACIÓN PARA EL SEN

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**531.361**	**0**	**0**	**0**	**0**	**0**	**531.361**
402	01	00	00	Productos alimenticios y agropecuarios	118.252	0	0	0	0	0	118.252
402	01	01	00	Alimentos y bebidas para personas	118.252	0	0	0	0	0	118.252
402	03	00	00	Textiles y vestuarios	60.000	0	0	0	0	0	60.000
402	03	02	00	Prendas de vestir	60.000	0	0	0	0	0	60.000
402	05	00	00	Productos de papel, cartón e impresos	86.892	0	0	0	0	0	86.892
402	05	03	00	Productos de papel y cartón para oficina	48.392	0	0	0	0	0	48.392
402	05	04	00	Libros, revistas y periódicos	38.500	0	0	0	0	0	38.500
402	06	00	00	Productos químicos y derivados	36.587	0	0	0	0	0	36.587
402	06	06	00	Combustibles y lubricantes	8.640	0	0	0	0	0	8.640
402	06	08	00	Productos plásticos	27.947	0	0	0	0	0	27.947
402	08	00	00	Productos metálicos	28.400	0	0	0	0	0	28.400
402	08	09	00	Repuestos y accesorios para equipos de transporte	28.400	0	0	0	0	0	28.400
402	10	00	00	Productos varios y útiles diversos	201.230	0	0	0	0	0	201.230
402	10	03	00	Utensilios de cocina y comedor	12.250	0	0	0	0	0	12.250
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	44.528	0	0	0	0	0	44.528
402	10	08	00	Materiales para equipos de computación	144.452	0	0	0	0	0	144.452
403	**00**	**00**	**00**	**Servicios no personales**	**14.901.621**	**0**	**0**	**0**	**0**	**0**	**14.901.621**
403	06	00	00	Servicios de transporte y almacenaje	17.250	0	0	0	0	0	17.250
403	06	01	00	Fletes y embalajes	16.000	0	0	0	0	0	16.000
403	06	03	00	Estacionamiento	1.250	0	0	0	0	0	1.250
403	07	00	00	Servicios de información, impresión y relaciones públicas	515.200	0	0	0	0	0	515.200
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117073 590102000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO EN LAS ÁREAS DE: GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN-COMERCIALIZACIÓN, DESPACHO DE CARGA Y PLANIFICACIÓN INTEGRAL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR LOS PROCESOS DE FORMACIÓN E INVESTIGACIÓN CIENTÍFICO Y TÉCNICO DE LOS TRABAJADORES Y TRABAJADORAS DEL SISTEMA ELÉCTRICO NACIONAL, EN LAS ÁREAS DE: GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN-COMERCIALIZACIÓN, DESPACHO DE CARGA Y PLANIFICACIÓN INTEGRAL DEL SISTEMA ELÉCTRICO NACIONAL , Y ASÍ APLICAR LA FORMACIÓN DE SUS CUADROS GERENCIALES, BAJO LOS PRINCIPIOS DE LA REVOLUCIÓN BOLIVARIANA

UNIDAD DE MEDIDA: PROGRAMA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590102002 PROGRAMA DE LÍNEAS DE DESARROLLO E INVESTIGACIÓN PARA EL SEN

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	60.000	0	0	0	0	0	60.000
403	07	03	00	Relaciones sociales	318.200	0	0	0	0	0	318.200
403	07	04	00	Avisos	37.000	0	0	0	0	0	37.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	60.000	0	0	0	0	0	60.000
403	08	01	00	Primas y gastos de seguros	60.000	0	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	1.596.000	0	0	0	0	0	1.596.000
403	09	01	00	Viáticos y pasajes dentro del país	600.000	0	0	0	0	0	600.000
403	09	02	00	Viáticos y pasajes fuera del país	996.000	0	0	0	0	0	996.000
403	10	00	00	Servicios profesionales y técnicos	10.035.000	0	0	0	0	0	10.035.000
403	10	01	00	Servicios jurídicos	25.000	0	0	0	0	0	25.000
403	10	07	00	Servicios de capacitación y adiestramiento	250.000	0	0	0	0	0	250.000
403	10	99	00	Otros servicios profesionales y técnicos	9.760.000	0	0	0	0	0	9.760.000
403	18	00	00	Impuestos indirectos	2.078.171	0	0	0	0	0	2.078.171
403	18	01	00	Impuesto al valor agregado	2.078.171	0	0	0	0	0	2.078.171
403	99	00	00	Otros servicios no personales	600.000	0	0	0	0	0	600.000
403	99	01	00	Otros servicios no personales	600.000	0	0	0	0	0	600.000
404	**00**	**00**	**00**	**Activos reales**	**3.963.280**	**0**	**0**	**0**	**0**	**0**	**3.963.280**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	10.000	0	0	0	0	0	10.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
404	05	01	00	Equipos de telecomunicaciones	5.000	0	0	0	0	0	5.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	21.000	0	0	0	0	0	21.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	21.000	0	0	0	0	0	21.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117073 590102000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO EN LAS ÁREAS DE: GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN-COMERCIALIZACIÓN, DESPACHO DE CARGA Y PLANIFICACIÓN INTEGRAL DEL SISTEMA ELÉCTRICO NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR LOS PROCESOS DE FORMACIÓN E INVESTIGACIÓN CIENTÍFICO Y TÉCNICO DE LOS TRABAJADORES Y TRABAJADORAS DEL SISTEMA ELÉCTRICO NACIONAL, EN LAS ÁREAS DE: GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN-COMERCIALIZACIÓN, DESPACHO DE CARGA Y PLANIFICACIÓN INTEGRAL DEL SISTEMA ELÉCTRICO NACIONAL , Y ASÍ APLICAR LA FORMACIÓN DE SUS CUADROS GERENCIALES, BAJO LOS PRINCIPIOS DE LA REVOLUCIÓN BOLIVARIANA

UNIDAD DE MEDIDA: PROGRAMA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590102002 PROGRAMA DE LÍNEAS DE DESARROLLO E INVESTIGACIÓN PARA EL SEN

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.252.280	0	0	0	0	0	3.252.280
404	09	01	00	Mobiliario y equipos de oficina	323.340	0	0	0	0	0	323.340
404	09	02	00	Equipos de computación	2.928.940	0	0	0	0	0	2.928.940
404	12	00	00	Activos intangibles	675.000	0	0	0	0	0	675.000
404	12	04	00	Paquetes y programas de computación	675.000	0	0	0	0	0	675.000
				Totales	**19.396.262**	**0**	**0**	**0**	**0**	**0**	**19.396.262**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116957 590103000 PLAN DE FORTALECIMIENTO TÉCNICO DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA Y DE SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: DESARROLLAR Y FORTALECER LAS CAPACIDADES TÉCNICAS DEL TALENTO HUMANO DEL MPPEE Y DE SUS ENTES ADSCRITOS, EN LO CONCERNIENTE A LAS ÁREAS DE PLANIFICACIÓN, PRESUPUESTO, ESTADÍSTICA BÁSICA, CONTROL DE GESTIÓN, DESARROLLO DE PROCESOS ORGANIZACIONALES, INDICADORES DE GESTIÓN, ENTRE OTRAS, MEDIANTE LA EJECUCIÓN DE TALLERES DE ADIESTRAMIENTO, ASÍ COMO LA ELABORACIÓN DE MANUALES DE PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**899.420**	**0**	**0**	**0**	**0**	**0**	**899.420**
402	01	00	00	Productos alimenticios y agropecuarios	887.220	0	0	0	0	0	887.220
402	01	01	00	Alimentos y bebidas para personas	887.220	0	0	0	0	0	887.220
402	05	00	00	Productos de papel, cartón e impresos	12.200	0	0	0	0	0	12.200
402	05	04	00	Libros, revistas y periódicos	12.200	0	0	0	0	0	12.200
403	**00**	**00**	**00**	**Servicios no personales**	**764.848**	**0**	**0**	**0**	**0**	**0**	**764.848**
403	07	00	00	Servicios de información, impresión y relaciones públicas	586.500	0	0	0	0	0	586.500
403	07	02	00	Imprenta y reproducción	586.500	0	0	0	0	0	586.500
403	18	00	00	Impuestos indirectos	178.348	0	0	0	0	0	178.348
403	18	01	00	Impuesto al valor agregado	178.348	0	0	0	0	0	178.348
				Totales	**1.664.268**	**0**	**0**	**0**	**0**	**0**	**1.664.268**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116957 590103000 PLAN DE FORTALECIMIENTO TÉCNICO DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA Y DE SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: DESARROLLAR Y FORTALECER LAS CAPACIDADES TÉCNICAS DEL TALENTO HUMANO DEL MPPEE Y DE SUS ENTES ADSCRITOS, EN LO CONCERNIENTE A LAS ÁREAS DE PLANIFICACIÓN, PRESUPUESTO, ESTADÍSTICA BÁSICA, CONTROL DE GESTIÓN, DESARROLLO DE PROCESOS ORGANIZACIONALES, INDICADORES DE GESTIÓN, ENTRE OTRAS, MEDIANTE LA EJECUCIÓN DE TALLERES DE ADIESTRAMIENTO, ASÍ COMO LA ELABORACIÓN DE MANUALES DE PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116957 590103000 PLAN DE FORTALECIMIENTO TÉCNICO DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA Y DE SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: DESARROLLAR Y FORTALECER LAS CAPACIDADES TÉCNICAS DEL TALENTO HUMANO DEL MPPEE Y DE SUS ENTES ADSCRITOS, EN LO CONCERNIENTE A LAS ÁREAS DE PLANIFICACIÓN, PRESUPUESTO, ESTADÍSTICA BÁSICA, CONTROL DE GESTIÓN, DESARROLLO DE PROCESOS ORGANIZACIONALES, INDICADORES DE GESTIÓN, ENTRE OTRAS, MEDIANTE LA EJECUCIÓN DE TALLERES DE ADIESTRAMIENTO, ASÍ COMO LA ELABORACIÓN DE MANUALES DE PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590103001 EJECUCIÓN DE TALLERES DE FORMACIÓN BÁSICA EN LAS ÁREAS DE PLANIFICACIÓN, PRESUPUESTO Y CONTROL DE GESTIÓN

UNIDAD DE MEDIDA: TALLER **META:** 8

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.800**	**0**	**0**	**0**	**0**	0	**16.800**
402	01	00	00	Productos alimenticios y agropecuarios	12.800	0	0	0	0	0	12.800
402	01	01	00	Alimentos y bebidas para personas	12.800	0	0	0	0	0	12.800
402	05	00	00	Productos de papel, cartón e impresos	4.000	0	0	0	0	0	4.000
402	05	04	00	Libros, revistas y periódicos	4.000	0	0	0	0	0	4.000
403	**00**	**00**	**00**	**Servicios no personales**	**188.093**	**0**	**0**	**0**	**0**	0	**188.093**
403	07	00	00	Servicios de información, impresión y relaciones públicas	167.000	0	0	0	0	0	167.000
403	07	02	00	Imprenta y reproducción	167.000	0	0	0	0	0	167.000
403	18	00	00	Impuestos indirectos	21.093	0	0	0	0	0	21.093
403	18	01	00	Impuesto al valor agregado	21.093	0	0	0	0	0	21.093
				Totales	**204.893**	**0**	**0**	**0**	**0**	0	**204.893**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116957 590103000 PLAN DE FORTALECIMIENTO TÉCNICO DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA Y DE SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: DESARROLLAR Y FORTALECER LAS CAPACIDADES TÉCNICAS DEL TALENTO HUMANO DEL MPPEE Y DE SUS ENTES ADSCRITOS, EN LO CONCERNIENTE A LAS ÁREAS DE PLANIFICACIÓN, PRESUPUESTO, ESTADÍSTICA BÁSICA, CONTROL DE GESTIÓN, DESARROLLO DE PROCESOS ORGANIZACIONALES, INDICADORES DE GESTIÓN, ENTRE OTRAS, MEDIANTE LA EJECUCIÓN DE TALLERES DE ADIESTRAMIENTO, ASÍ COMO LA ELABORACIÓN DE MANUALES DE PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590103002 EJECUCIÓN DE TALLERES DE FORMACIÓN BÁSICA EN EL ÁREA DE IDENTIFICACIÓN Y DEFINICIÓN DE DISEÑO ORGANIZACIONAL

UNIDAD DE MEDIDA: TALLER **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.220**	**0**	**0**	**0**	**0**	0	**4.220**
402	01	00	00	Productos alimenticios y agropecuarios	4.220	0	0	0	0	0	4.220
402	01	01	00	Alimentos y bebidas para personas	4.220	0	0	0	0	0	4.220
403	**00**	**00**	**00**	**Servicios no personales**	**175.226**	**0**	**0**	**0**	**0**	0	**175.226**
403	07	00	00	Servicios de información, impresión y relaciones públicas	156.000	0	0	0	0	0	156.000
403	07	02	00	Imprenta y reproducción	156.000	0	0	0	0	0	156.000
403	18	00	00	Impuestos indirectos	19.226	0	0	0	0	0	19.226
403	18	01	00	Impuesto al valor agregado	19.226	0	0	0	0	0	19.226
				Totales	**179.446**	**0**	**0**	**0**	**0**	0	**179.446**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116957 590103000 PLAN DE FORTALECIMIENTO TÉCNICO DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA Y DE SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: DESARROLLAR Y FORTALECER LAS CAPACIDADES TÉCNICAS DEL TALENTO HUMANO DEL MPPEE Y DE SUS ENTES ADSCRITOS, EN LO CONCERNIENTE A LAS ÁREAS DE PLANIFICACIÓN, PRESUPUESTO, ESTADÍSTICA BÁSICA, CONTROL DE GESTIÓN, DESARROLLO DE PROCESOS ORGANIZACIONALES, INDICADORES DE GESTIÓN, ENTRE OTRAS, MEDIANTE LA EJECUCIÓN DE TALLERES DE ADIESTRAMIENTO, ASÍ COMO LA ELABORACIÓN DE MANUALES DE PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590103003 EJECUCIÓN DE TALLERES DE FORMACIÓN BÁSICA EN EL ÁREA DE ELABORACIÓN E INTERPRETACIÓN DE INDICADORES DE GESTIÓN

UNIDAD DE MEDIDA: TALLER **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.400**	**0**	**0**	**0**	**0**	0	8.400
402	01	00	00	Productos alimenticios y agropecuarios	7.000	0	0	0	0	0	7.000
402	01	01	00	Alimentos y bebidas para personas	7.000	0	0	0	0	0	7.000
402	05	00	00	Productos de papel, cartón e impresos	1.400	0	0	0	0	0	1.400
402	05	04	00	Libros, revistas y periódicos	1.400	0	0	0	0	0	1.400
403	**00**	**00**	**00**	**Servicios no personales**	**111.328**	**0**	**0**	**0**	**0**	0	111.328
403	07	00	00	Servicios de información, impresión y relaciones públicas	98.500	0	0	0	0	0	98.500
403	07	02	00	Imprenta y reproducción	98.500	0	0	0	0	0	98.500
403	18	00	00	Impuestos indirectos	12.828	0	0	0	0	0	12.828
403	18	01	00	Impuesto al valor agregado	12.828	0	0	0	0	0	12.828
				Totales	**119.728**	**0**	**0**	**0**	**0**	0	**119.728**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116957 590103000 PLAN DE FORTALECIMIENTO TÉCNICO DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA Y DE SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: DESARROLLAR Y FORTALECER LAS CAPACIDADES TÉCNICAS DEL TALENTO HUMANO DEL MPPEE Y DE SUS ENTES ADSCRITOS, EN LO CONCERNIENTE A LAS ÁREAS DE PLANIFICACIÓN, PRESUPUESTO, ESTADÍSTICA BÁSICA, CONTROL DE GESTIÓN, DESARROLLO DE PROCESOS ORGANIZACIONALES, INDICADORES DE GESTIÓN, ENTRE OTRAS, MEDIANTE LA EJECUCIÓN DE TALLERES DE ADIESTRAMIENTO, ASÍ COMO LA ELABORACIÓN DE MANUALES DE PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590103004 EJECUCIÓN DE TALLERES DE FORMACIÓN BÁSICA EN EL ÁREA DE ELABORACIÓN E INTERPRETACIÓN DE INFORMES ESTADÍSTICOS

UNIDAD DE MEDIDA: TALLER **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.200**	**0**	**0**	**0**	**0**	0	**25.200**
402	01	00	00	Productos alimenticios y agropecuarios	23.200	0	0	0	0	0	23.200
402	01	01	00	Alimentos y bebidas para personas	23.200	0	0	0	0	0	23.200
402	05	00	00	Productos de papel, cartón e impresos	2.000	0	0	0	0	0	2.000
402	05	04	00	Libros, revistas y periódicos	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**171.024**	**0**	**0**	**0**	**0**	0	**171.024**
403	07	00	00	Servicios de información, impresión y relaciones públicas	150.000	0	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	21.024	0	0	0	0	0	21.024
403	18	01	00	Impuesto al valor agregado	21.024	0	0	0	0	0	21.024
				Totales	**196.224**	**0**	**0**	**0**	**0**	0	**196.224**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116957 590103000 PLAN DE FORTALECIMIENTO TÉCNICO DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA Y DE SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: DESARROLLAR Y FORTALECER LAS CAPACIDADES TÉCNICAS DEL TALENTO HUMANO DEL MPPEE Y DE SUS ENTES ADSCRITOS, EN LO CONCERNIENTE A LAS ÁREAS DE PLANIFICACIÓN, PRESUPUESTO, ESTADÍSTICA BÁSICA, CONTROL DE GESTIÓN, DESARROLLO DE PROCESOS ORGANIZACIONALES, INDICADORES DE GESTIÓN, ENTRE OTRAS, MEDIANTE LA EJECUCIÓN DE TALLERES DE ADIESTRAMIENTO, ASÍ COMO LA ELABORACIÓN DE MANUALES DE PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590103005 SOCIALIZACIÓN DEL PROCESO ORGANIZATIVO DEL MPPEE Y DE SUS ENTES ADSCRITOS

UNIDAD DE MEDIDA: JORNADA **META:** 8

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**522.120**	**0**	**0**	**0**	**0**	0	**522.120**
402	01	00	00	Productos alimenticios y agropecuarios	520.000	0	0	0	0	0	520.000
402	01	01	00	Alimentos y bebidas para personas	520.000	0	0	0	0	0	520.000
402	05	00	00	Productos de papel, cartón e impresos	2.120	0	0	0	0	0	2.120
402	05	04	00	Libros, revistas y periódicos	2.120	0	0	0	0	0	2.120
403	**00**	**00**	**00**	**Servicios no personales**	**80.455**	**0**	**0**	**0**	**0**	0	**80.455**
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.000	0	0	0	0	0	15.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	18	00	00	Impuestos indirectos	65.455	0	0	0	0	0	65.455
403	18	01	00	Impuesto al valor agregado	65.455	0	0	0	0	0	65.455
				Totales	**602.575**	**0**	**0**	**0**	**0**	0	**602.575**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116957 590103000 PLAN DE FORTALECIMIENTO TÉCNICO DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA Y DE SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: DESARROLLAR Y FORTALECER LAS CAPACIDADES TÉCNICAS DEL TALENTO HUMANO DEL MPPEE Y DE SUS ENTES ADSCRITOS, EN LO CONCERNIENTE A LAS ÁREAS DE PLANIFICACIÓN, PRESUPUESTO, ESTADÍSTICA BÁSICA, CONTROL DE GESTIÓN, DESARROLLO DE PROCESOS ORGANIZACIONALES, INDICADORES DE GESTIÓN, ENTRE OTRAS, MEDIANTE LA EJECUCIÓN DE TALLERES DE ADIESTRAMIENTO, ASÍ COMO LA ELABORACIÓN DE MANUALES DE PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590103006 DISEÑO Y ELABORACIÓN DE MANUALES DE NORMAS Y PROCEDIMIENTOS

UNIDAD DE MEDIDA: MANUAL DE PROCEDIMIENTOS **META:** 10

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**322.680**	**0**	**0**	**0**	**0**	0	**322.680**
402	01	00	00	Productos alimenticios y agropecuarios	320.000	0	0	0	0	0	320.000
402	01	01	00	Alimentos y bebidas para personas	320.000	0	0	0	0	0	320.000
402	05	00	00	Productos de papel, cartón e impresos	2.680	0	0	0	0	0	2.680
402	05	04	00	Libros, revistas y periódicos	2.680	0	0	0	0	0	2.680
403	**00**	**00**	**00**	**Servicios no personales**	**38.722**	**0**	**0**	**0**	**0**	0	38.722
403	18	00	00	Impuestos indirectos	38.722	0	0	0	0	0	38.722
403	18	01	00	Impuesto al valor agregado	38.722	0	0	0	0	0	38.722
				Totales	**361.402**	**0**	**0**	**0**	**0**	0	**361.402**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117022 590104000 SEGUIMIENTO Y EVALUACIÓN DEL IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL DE LAS POLÍTICAS DEL SECTOR ELÉCTRICO VENEZOLANO

OBJETIVO DEL PROYECTO: EVALUAR LAS POLÍTICAS PÚBLICAS DEL SECTOR ELÉCTRICO MEDIANTE ANÁLISIS DE IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL CON EL PROPÓSITO DE APOYAR LA TOMA DE DECISIONES

UNIDAD DE MEDIDA: INFORME **META:** 24

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**373.350**	**0**	**0**	**0**	**0**	**0**	**373.350**
403	09	00	00	Viáticos y pasajes	168.439	0	0	0	0	0	168.439
403	09	01	00	Viáticos y pasajes dentro del país	135.591	0	0	0	0	0	135.591
403	09	02	00	Viáticos y pasajes fuera del país	32.848	0	0	0	0	0	32.848
403	10	00	00	Servicios profesionales y técnicos	164.910	0	0	0	0	0	164.910
403	10	99	00	Otros servicios profesionales y técnicos	164.910	0	0	0	0	0	164.910
403	18	00	00	Impuestos indirectos	40.001	0	0	0	0	0	40.001
403	18	01	00	Impuesto al valor agregado	40.001	0	0	0	0	0	40.001
				Totales	**373.350**	**0**	**0**	**0**	**0**	**0**	**373.350**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117022 590104000 SEGUIMIENTO Y EVALUACIÓN DEL IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL DE LAS POLÍTICAS DEL SECTOR ELÉCTRICO VENEZOLANO

OBJETIVO DEL PROYECTO: EVALUAR LAS POLÍTICAS PÚBLICAS DEL SECTOR ELÉCTRICO MEDIANTE ANÁLISIS DE IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL CON EL PROPÓSITO DE APOYAR LA TOMA DE DECISIONES

UNIDAD DE MEDIDA: INFORME **META:** 24

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117022 590104000 SEGUIMIENTO Y EVALUACIÓN DEL IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL DE LAS POLÍTICAS DEL SECTOR ELÉCTRICO VENEZOLANO

OBJETIVO DEL PROYECTO: EVALUAR LAS POLÍTICAS PÚBLICAS DEL SECTOR ELÉCTRICO MEDIANTE ANÁLISIS DE IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL CON EL PROPÓSITO DE APOYAR LA TOMA DE DECISIONES

UNIDAD DE MEDIDA: INFORME **META:** 24

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590104001 SEGUIMIENTO DE LA EJECUCIÓN DE LAS POLÍTICAS PÚBLICAS DEL SEN, EN LOS SECTORES RESIDENCIAL, TRANSPORTE, INDUSTRIAL, COMERCIAL Y OFICIAL

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: MPPEE / OESEPP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**295.180**	**0**	**0**	**0**	**0**	**0**	**295.180**
403	09	00	00	Viáticos y pasajes	109.554	0	0	0	0	0	109.554
403	09	01	00	Viáticos y pasajes dentro del pais	109.554	0	0	0	0	0	109.554
403	10	00	00	Servicios profesionales y técnicos	154.000	0	0	0	0	0	154.000
403	10	99	00	Otros servicios profesionales y técnicos	154.000	0	0	0	0	0	154.000
403	18	00	00	Impuestos indirectos	31.626	0	0	0	0	0	31.626
403	18	01	00	Impuesto al valor agregado	31.626	0	0	0	0	0	31.626
				Totales	**295.180**	**0**	**0**	**0**	**0**	**0**	**295.180**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117022 590104000 SEGUIMIENTO Y EVALUACIÓN DEL IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL DE LAS POLÍTICAS DEL SECTOR ELÉCTRICO VENEZOLANO

OBJETIVO DEL PROYECTO: EVALUAR LAS POLÍTICAS PÚBLICAS DEL SECTOR ELÉCTRICO MEDIANTE ANÁLISIS DE IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL CON EL PROPÓSITO DE APOYAR LA TOMA DE DECISIONES

UNIDAD DE MEDIDA: INFORME **META:** 24

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590104002 EVALUACIÓN DEL IMPACTO DE LAS POLÍTICAS DEL SECTOR ELÉCTRICO NACIONAL EN LOS SECTORES INDUSTRIAL, COMERCIAL, RESIDENCIAL, OFICIAL Y TRANSPORTE

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / OESEPP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**12.219**	**0**	**0**	**0**	**0**	**0**	**12.219**
403	10	00	00	Servicios profesionales y técnicos	10.910	0	0	0	0	0	10.910
403	10	99	00	Otros servicios profesionales y técnicos	10.910	0	0	0	0	0	10.910
403	18	00	00	Impuestos indirectos	1.309	0	0	0	0	0	1.309
403	18	01	00	Impuesto al valor agregado	1.309	0	0	0	0	0	1.309
				Totales	**12.219**	**0**	**0**	**0**	**0**	**0**	**12.219**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117022 590104000 SEGUIMIENTO Y EVALUACIÓN DEL IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL DE LAS POLÍTICAS DEL SECTOR ELÉCTRICO VENEZOLANO

OBJETIVO DEL PROYECTO: EVALUAR LAS POLÍTICAS PÚBLICAS DEL SECTOR ELÉCTRICO MEDIANTE ANÁLISIS DE IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL CON EL PROPÓSITO DE APOYAR LA TOMA DE DECISIONES

UNIDAD DE MEDIDA: INFORME **META:** 24

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590104003 ELABORACIÓN DE ESTUDIOS DE PROSPECTIVA A LOS FINES DE ESTIMAR ESCENARIOS SOBRE EL DESARROLLO DEL SECTOR A MEDIANO Y LARGO PLAZO

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / OESEPP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**57.048**	**0**	**0**	**0**	**0**	**0**	**57.048**
403	09	00	00	Viáticos y pasajes	50.936	0	0	0	0	0	50.936
403	09	01	00	Viáticos y pasajes dentro del país	18.088	0	0	0	0	0	18.088
403	09	02	00	Viáticos y pasajes fuera del país	32.848	0	0	0	0	0	32.848
403	18	00	00	Impuestos indirectos	6.112	0	0	0	0	0	6.112
403	18	01	00	Impuesto al valor agregado	6.112	0	0	0	0	0	6.112
				Totales	**57.048**	**0**	**0**	**0**	**0**	**0**	**57.048**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117022 590104000 SEGUIMIENTO Y EVALUACIÓN DEL IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL DE LAS POLÍTICAS DEL SECTOR ELÉCTRICO VENEZOLANO

OBJETIVO DEL PROYECTO: EVALUAR LAS POLÍTICAS PÚBLICAS DEL SECTOR ELÉCTRICO MEDIANTE ANÁLISIS DE IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL CON EL PROPÓSITO DE APOYAR LA TOMA DE DECISIONES

UNIDAD DE MEDIDA: INFORME **META:** 24

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590104004 COORDINACIÓN INTRA E INTERMINISTERIAL Y CON LAS DISTINTAS INSTANCIAS DEL PODER POPULAR REFERIDAS LA EJECUCIÓN DE POLÍTICAS PÚBLICAS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / OESEPP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**8.903**	**0**	**0**	**0**	**0**	0	**8.903**
403	09	00	00	Viáticos y pasajes	7.949	0	0	0	0	0	7.949
403	09	01	00	Viáticos y pasajes dentro del país	7.949	0	0	0	0	0	7.949
403	18	00	00	Impuestos indirectos	954	0	0	0	0	0	954
403	18	01	00	Impuesto al valor agregado	954	0	0	0	0	0	954
				Totales	**8.903**	**0**	**0**	**0**	**0**	0	**8.903**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117183 590105000 PLAN DE APOYO PARA EL FORTALECIMIENTO DE LAS CAPACIDADES TÉCNICAS DEL TALENTO HUMANO DE LA DIRECCIÓN DE ENERGÍA ATÓMICA - MPPEE

OBJETIVO DEL PROYECTO: AUMENTAR LAS CAPACIDADES TÉCNICAS DE LOS FUNCIONARIOS DE LA DIRECCIÓN DE ENERGÍA ATÓMICA (DEA) PARA LA REGULACIÓN Y CONTROL EFICIENTE Y EFECTIVO DEL USO Y MANEJO DE LAS RADIACIONES IONIZANTES, MEDIANTE LA IMPLEMENTACIÓN DE UN PLAN DE CAPACITACIÓN Y ADIESTRAMIENTO CON EL APOYO DEL ORGANISMO INTERNACIONAL DE ENERGÍA ATÓMICA (OIEA)

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**76.534**	**0**	**0**	**0**	**0**	**0**	**76.534**
402	01	00	00	Productos alimenticios y agropecuarios	76.534	0	0	0	0	0	76.534
402	01	01	00	Alimentos y bebidas para personas	76.534	0	0	0	0	0	76.534
403	**00**	**00**	**00**	**Servicios no personales**	**65.029**	**0**	**0**	**0**	**0**	**0**	**65.029**
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.100	0	0	0	0	0	10.100
403	07	02	00	Imprenta y reproducción	10.100	0	0	0	0	0	10.100
403	09	00	00	Viáticos y pasajes	37.709	0	0	0	0	0	37.709
403	09	02	00	Viáticos y pasajes fuera del país	37.709	0	0	0	0	0	37.709
403	18	00	00	Impuestos indirectos	17.220	0	0	0	0	0	17.220
403	18	01	00	Impuesto al valor agregado	17.220	0	0	0	0	0	17.220
404	**00**	**00**	**00**	**Activos reales**	**18.713**	**0**	**0**	**0**	**0**	**0**	**18.713**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	18.713	0	0	0	0	0	18.713
404	09	02	00	Equipos de computación	18.713	0	0	0	0	0	18.713
				Totales	**160.276**	**0**	**0**	**0**	**0**	**0**	**160.276**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117183 590105000 PLAN DE APOYO PARA EL FORTALECIMIENTO DE LAS CAPACIDADES TÉCNICAS DEL TALENTO HUMANO DE LA DIRECCIÓN DE ENERGÍA ATÓMICA - MPPEE

OBJETIVO DEL PROYECTO: AUMENTAR LAS CAPACIDADES TÉCNICAS DE LOS FUNCIONARIOS DE LA DIRECCIÓN DE ENERGÍA ATÓMICA (DEA) PARA LA REGULACIÓN Y CONTROL EFICIENTE Y EFECTIVO DEL USO Y MANEJO DE LAS RADIACIONES IONIZANTES, MEDIANTE LA IMPLEMENTACIÓN DE UN PLAN DE CAPACITACIÓN Y ADIESTRAMIENTO CON EL APOYO DEL ORGANISMO INTERNACIONAL DE ENERGÍA ATÓMICA (OIEA)

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117183 590105000 PLAN DE APOYO PARA EL FORTALECIMIENTO DE LAS CAPACIDADES TÉCNICAS DEL TALENTO HUMANO DE LA DIRECCIÓN DE ENERGÍA ATÓMICA - MPPEE

OBJETIVO DEL PROYECTO: AUMENTAR LAS CAPACIDADES TÉCNICAS DE LOS FUNCIONARIOS DE LA DIRECCIÓN DE ENERGÍA ATÓMICA (DEA) PARA LA REGULACIÓN Y CONTROL EFICIENTE Y EFECTIVO DEL USO Y MANEJO DE LAS RADIACIONES IONIZANTES, MEDIANTE LA IMPLEMENTACIÓN DE UN PLAN DE CAPACITACIÓN Y ADIESTRAMIENTO CON EL APOYO DEL ORGANISMO INTERNACIONAL DE ENERGÍA ATÓMICA (OIEA)

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590105001 ELABORACIÓN DE UN PLAN DE APOYO A LA CAPACITACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.294**	**0**	**0**	**0**	**0**	0	**9.294**
402	01	00	00	Productos alimenticios y agropecuarios	9.294	0	0	0	0	0	9.294
402	01	01	00	Alimentos y bebidas para personas	9.294	0	0	0	0	0	9.294
403	**00**	**00**	**00**	**Servicios no personales**	**6.695**	**0**	**0**	**0**	**0**	0	**6.695**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.010	0	0	0	0	0	1.010
403	07	02	00	Imprenta y reproducción	1.010	0	0	0	0	0	1.010
403	09	00	00	Viáticos y pasajes	3.771	0	0	0	0	0	3.771
403	09	02	00	Viáticos y pasajes fuera del país	3.771	0	0	0	0	0	3.771
403	18	00	00	Impuestos indirectos	1.914	0	0	0	0	0	1.914
403	18	01	00	Impuesto al valor agregado	1.914	0	0	0	0	0	1.914
404	**00**	**00**	**00**	**Activos reales**	**1.872**	**0**	**0**	**0**	**0**	0	**1.872**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.872	0	0	0	0	0	1.872
404	09	02	00	Equipos de computación	1.872	0	0	0	0	0	1.872
				Totales	**17.861**	0	0	0	0	0	17.861

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 117183 590105000 PLAN DE APOYO PARA EL FORTALECIMIENTO DE LAS CAPACIDADES TÉCNICAS DEL TALENTO HUMANO DE LA DIRECCIÓN DE ENERGÍA ATÓMICA - MPPEE

OBJETIVO DEL PROYECTO: AUMENTAR LAS CAPACIDADES TÉCNICAS DE LOS FUNCIONARIOS DE LA DIRECCIÓN DE ENERGÍA ATÓMICA (DEA) PARA LA REGULACIÓN Y CONTROL EFICIENTE Y EFECTIVO DEL USO Y MANEJO DE LAS RADIACIONES IONIZANTES, MEDIANTE LA IMPLEMENTACIÓN DE UN PLAN DE CAPACITACIÓN Y ADIESTRAMIENTO CON EL APOYO DEL ORGANISMO INTERNACIONAL DE ENERGÍA ATÓMICA (OIEA)

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590105002 IMPLEMENTACIÓN DEL PLAN DE APOYO CAPACITACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**67.240**	**0**	**0**	**0**	**0**	0	**67.240**
402	01	00	00	Productos alimenticios y agropecuarios	67.240	0	0	0	0	0	67.240
402	01	01	00	Alimentos y bebidas para personas	67.240	0	0	0	0	0	67.240
403	**00**	**00**	**00**	**Servicios no personales**	**58.334**	**0**	**0**	**0**	**0**	0	**58.334**
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.090	0	0	0	0	0	9.090
403	07	02	00	Imprenta y reproducción	9.090	0	0	0	0	0	9.090
403	09	00	00	Viáticos y pasajes	33.938	0	0	0	0	0	33.938
403	09	02	00	Viáticos y pasajes fuera del país	33.938	0	0	0	0	0	33.938
403	18	00	00	Impuestos indirectos	15.306	0	0	0	0	0	15.306
403	18	01	00	Impuesto al valor agregado	15.306	0	0	0	0	0	15.306
404	**00**	**00**	**00**	**Activos reales**	**16.841**	**0**	**0**	**0**	**0**	0	**16.841**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	16.841	0	0	0	0	0	16.841
404	09	02	00	Equipos de computación	16.841	0	0	0	0	0	16.841
				Totales	**142.415**	**0**	**0**	**0**	**0**	0	**142.415**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 119677 590106000 DISEÑO DEL PLAN ESTRATÉGICO DE GESTIÓN INTEGRAL DE RIESGOS PARA EL SECTOR ELÉCTRICO NACIONAL (PEGIR) 2013-2019 FASE I

OBJETIVO DEL PROYECTO: DISEÑAR EL PLAN ESTRATÉGICO DE GESTIÓN INTEGRAL DE RIESGOS PARA EL SECTOR ELÉCTRICO NACIONAL, PERÍODO 2013-2019, CON EL FIN DEFINIR OBJETIVOS Y POLÍTICAS QUE BUSQUEN MITIGAR LOS RIESGOS SOCIONATURALES Y TECNOLÓGICOS QUE AFECTEN AL SEN

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL SISTEMA ELÉCTRICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**83.249**	**0**	**0**	**0**	**0**	**0**	**83.249**
402	01	00	00	Productos alimenticios y agropecuarios	61.249	0	0	0	0	0	61.249
402	01	01	00	Alimentos y bebidas para personas	61.249	0	0	0	0	0	61.249
402	10	00	00	Productos varios y útiles diversos	22.000	0	0	0	0	0	22.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	22.000	0	0	0	0	0	22.000
403	**00**	**00**	**00**	**Servicios no personales**	**15.985.974**	**0**	**0**	**0**	**0**	**0**	**15.985.974**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.961.200	0	0	0	0	0	2.961.200
403	07	03	00	Relaciones sociales	2.961.200	0	0	0	0	0	2.961.200
403	09	00	00	Viáticos y pasajes	1.134.959	0	0	0	0	0	1.134.959
403	09	01	00	Viáticos y pasajes dentro del pais	1.093.333	0	0	0	0	0	1.093.333
403	09	03	00	Asignación por kilómetros recorridos	41.626	0	0	0	0	0	41.626
403	10	00	00	Servicios profesionales y técnicos	9.804.353	0	0	0	0	0	9.804.353
403	10	04	00	Servicios de ingeniería y arquitectónicos	2.527.183	0	0	0	0	0	2.527.183
403	10	99	00	Otros servicios profesionales y técnicos	7.277.170	0	0	0	0	0	7.277.170
403	18	00	00	Impuestos indirectos	2.085.462	0	0	0	0	0	2.085.462
403	18	01	00	Impuesto al valor agregado	2.085.462	0	0	0	0	0	2.085.462
404	**00**	**00**	**00**	**Activos reales**	**1.268.000**	**0**	**0**	**0**	**0**	**0**	**1.268.000**
404	04	00	00	Equipos de transporte, tracción y elevación	920.000	0	0	0	0	0	920.000
404	04	01	00	Vehículos automotores terrestres	920.000	0	0	0	0	0	920.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	300.000	0	0	0	0	0	300.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	300.000	0	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	48.000	0	0	0	0	0	48.000
404	09	02	00	Equipos de computación	48.000	0	0	0	0	0	48.000
				Totales	**17.337.223**	**0**	**0**	**0**	**0**	**0**	**17.337.223**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 119677 590106000 DISEÑO DEL PLAN ESTRATÉGICO DE GESTIÓN INTEGRAL DE RIESGOS PARA EL SECTOR ELÉCTRICO NACIONAL (PEGIR) 2013-2019 FASE I

OBJETIVO DEL PROYECTO: DISEÑAR EL PLAN ESTRATÉGICO DE GESTIÓN INTEGRAL DE RIESGOS PARA EL SECTOR ELÉCTRICO NACIONAL, PERÍODO 2013-2019, CON EL FIN DEFINIR OBJETIVOS Y POLÍTICAS QUE BUSQUEN MITIGAR LOS RIESGOS SOCIONATURALES Y TECNOLÓGICOS QUE AFECTEN AL SEN

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL SISTEMA ELÉCTRICO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 119677 590106000 DISEÑO DEL PLAN ESTRATÉGICO DE GESTIÓN INTEGRAL DE RIESGOS PARA EL SECTOR ELÉCTRICO NACIONAL (PEGIR) 2013-2019 FASE I

OBJETIVO DEL PROYECTO: DISEÑAR EL PLAN ESTRATÉGICO DE GESTIÓN INTEGRAL DE RIESGOS PARA EL SECTOR ELÉCTRICO NACIONAL, PERÍODO 2013-2019, CON EL FIN DEFINIR OBJETIVOS Y POLÍTICAS QUE BUSQUEN MITIGAR LOS RIESGOS SOCIONATURALES Y TECNOLÓGICOS QUE AFECTEN AL SEN

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL SISTEMA ELÉCTRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590106001 DIAGNÓSTICO DE LA SITUACIÓN ACTUAL EN MATERIA DE RIESGOS SOCIONATURALES Y TECNOLÓGICOS

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**83.249**	**0**	**0**	**0**	**0**	0	**83.249**
402	01	00	00	Productos alimenticios y agropecuarios	61.249	0	0	0	0	0	61.249
402	01	01	00	Alimentos y bebidas para personas	61.249	0	0	0	0	0	61.249
402	10	00	00	Productos varios y útiles diversos	22.000	0	0	0	0	0	22.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	22.000	0	0	0	0	0	22.000
403	**00**	**00**	**00**	**Servicios no personales**	**12.620.974**	**0**	**0**	**0**	**0**	0	**12.620.974**
403	09	00	00	Viáticos y pasajes	1.134.959	0	0	0	0	0	1.134.959
403	09	01	00	Viáticos y pasajes dentro del país	1.093.333	0	0	0	0	0	1.093.333
403	09	03	00	Asignación por kilómetros recorridos	41.626	0	0	0	0	0	41.626
403	10	00	00	Servicios profesionales y técnicos	9.804.353	0	0	0	0	0	9.804.353
403	10	04	00	Servicios de ingeniería y arquitectónicos	2.527.183	0	0	0	0	0	2.527.183
403	10	99	00	Otros servicios profesionales y técnicos	7.277.170	0	0	0	0	0	7.277.170
403	18	00	00	Impuestos indirectos	1.681.662	0	0	0	0	0	1.681.662
403	18	01	00	Impuesto al valor agregado	1.681.662	0	0	0	0	0	1.681.662
404	**00**	**00**	**00**	**Activos reales**	**1.268.000**	**0**	**0**	**0**	**0**	0	**1.268.000**
404	04	00	00	Equipos de transporte, tracción y elevación	920.000	0	0	0	0	0	920.000
404	04	01	00	Vehículos automotores terrestres	920.000	0	0	0	0	0	920.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	300.000	0	0	0	0	0	300.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	300.000	0	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	48.000	0	0	0	0	0	48.000
404	09	02	00	Equipos de computación	48.000	0	0	0	0	0	48.000
				Totales	**13.972.223**	**0**	**0**	**0**	**0**	0	**13.972.223**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 119677 590106000 DISEÑO DEL PLAN ESTRATÉGICO DE GESTIÓN INTEGRAL DE RIESGOS PARA EL SECTOR ELÉCTRICO NACIONAL (PEGIR) 2013-2019 FASE I

OBJETIVO DEL PROYECTO: DISEÑAR EL PLAN ESTRATÉGICO DE GESTIÓN INTEGRAL DE RIESGOS PARA EL SECTOR ELÉCTRICO NACIONAL, PERÍODO 2013-2019, CON EL FIN DEFINIR OBJETIVOS Y POLÍTICAS QUE BUSQUEN MITIGAR LOS RIESGOS SOCIONATURALES Y TECNOLÓGICOS QUE AFECTEN AL SEN

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL SISTEMA ELÉCTRICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 590106002 CAPACITAR A TRABAJADORES DEL SECTOR ELÉCTRICO NACIONAL EN MATERIA DE RIESGOS SOCIONATURALES Y TECNOLÓGICOS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 300

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.365.000**	**0**	**0**	**0**	**0**	**0**	**3.365.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.961.200	0	0	0	0	0	2.961.200
403	07	03	00	Relaciones sociales	2.961.200	0	0	0	0	0	2.961.200
403	18	00	00	Impuestos indirectos	403.800	0	0	0	0	0	403.800
403	18	01	00	Impuesto al valor agregado	403.800	0	0	0	0	0	403.800
				Totales	**3.365.000**	**0**	**0**	**0**	**0**	**0**	**3.365.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 599999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APOYAR LOS PROYECTOS DE LA EMPRESA CORPORACIÓN ELÉCTRICA NACIONAL, S.A. (CORPOELEC)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 6.394.053.756

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**6.394.053.756**	**0**	**0**	**0**	**0**	**6.394.053.756**
407	03	00	00	Transferencias y donaciones de capital internas	0	6.394.053.756	0	0	0	0	6.394.053.756
407	03	03	00	Transferencias de capital internas al sector público	0	6.394.053.756	0	0	0	0	6.394.053.756
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	6.394.053.756	0	0	0	0	6.394.053.756
				Totales	**0**	**6.394.053.756**	**0**	**0**	**0**	**0**	**6.394.053.756**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 599999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APOYAR LOS PROYECTOS DE LA EMPRESA CORPORACIÓN ELÉCTRICA NACIONAL, S.A. (CORPOELEC)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 6.394.053.756

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**6.394.053.756**	**0**	**0**	**0**	**0**	**6.394.053.756**
407	03	00	00	Transferencias y donaciones de capital internas	0	6.394.053.756	0	0	0	0	6.394.053.756
407	03	03	00	Transferencias de capital internas al sector público	0	6.394.053.756	0	0	0	0	6.394.053.756
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	6.394.053.756	0	0	0	0	6.394.053.756
				- A1291 Corporación Eléctrica Nacional, S.A. (CORPOELEC)	0	6.394.053.756	0	0	0	0	6.394.053.756
				Totales	**0**	**6.394.053.756**	**0**	**0**	**0**	**0**	**6.394.053.756**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 599999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APOYAR LOS PROYECTOS DE LA EMPRESA CORPORACIÓN ELÉCTRICA NACIONAL, S.A. (CORPOELEC)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 6.394.053.756

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 599999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN ELÉCTRICA NACIONAL, S.A. (CORPOELEC)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12

RESPONSABLE/EJECUTOR: CORPORACIÓN ELÉCTRICA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**6.394.053.756**	**0**	**0**	**0**	**0**	**6.394.053.756**
407	03	00	00	Transferencias y donaciones de capital internas	0	6.394.053.756	0	0	0	0	6.394.053.756
407	03	03	00	Transferencias de capital internas al sector público	0	6.394.053.756	0	0	0	0	6.394.053.756
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	6.394.053.756	0	0	0	0	6.394.053.756
				Totales	**0**	**6.394.053.756**	**0**	**0**	**0**	**0**	**6.394.053.756**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**951.181.732**	**0**	**0**	**0**	**0**	**0**	**951.181.732**
401	01	00	00	Sueldos, salarios y otras retribuciones	85.138.444	0	0	0	0	0	85.138.444
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	16.830.274	0	0	0	0	0	16.830.274
401	01	03	00	Suplencias a empleados	100.000	0	0	0	0	0	100.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.346.657	0	0	0	0	0	6.346.657
401	01	13	00	Suplencias a obreros	90.000	0	0	0	0	0	90.000
401	01	18	00	Remuneraciones al personal contratado	20.040.000	0	0	0	0	0	20.040.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	270.273	0	0	0	0	0	270.273
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	3.906.664	0	0	0	0	0	3.906.664
401	01	99	00	Otras retribuciones	37.554.576	0	0	0	0	0	37.554.576
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	16.688.553	0	0	0	0	0	16.688.553
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	13.271.962	0	0	0	0	0	13.271.962
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	2.030.930	0	0	0	0	0	2.030.930
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	1.385.661	0	0	0	0	0	1.385.661
401	03	00	00	Primas	25.615.959	0	0	0	0	0	25.615.959
401	03	08	00	Primas de profesionalización a empleados	3.977.459	0	0	0	0	0	3.977.459
401	03	09	00	Primas por antigüedad a empleados	10.825.920	0	0	0	0	0	10.825.920
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.362.181	0	0	0	0	0	6.362.181
401	03	17	00	Primas de transporte a obreros	30.000	0	0	0	0	0	30.000
401	03	19	00	Primas por hijos de obreros	30.000	0	0	0	0	0	30.000
401	03	21	00	Primas por antigüedad a obreros	3.628.800	0	0	0	0	0	3.628.800
401	03	22	00	Primas de profesionalización a obreros	761.599	0	0	0	0	0	761.599
401	04	00	00	Complementos de sueldos y salarios	325.962.326	0	0	0	0	0	325.962.326
401	04	06	00	Complemento a empleados por comisión de servicios	14.409.125	0	0	0	0	0	14.409.125
401	04	08	00	Bono compensatorio de alimentación a empleados	13.907.498	0	0	0	0	0	13.907.498
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	420.095	0	0	0	0	0	420.095
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	450.240	0	0	0	0	0	450.240
401	04	18	00	Bono compensatorio de alimentación a obreros	6.539.130	0	0	0	0	0	6.539.130
401	04	19	00	Bono compensatorio de transporte a obreros	32.400	0	0	0	0	0	32.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.535.025	0	0	0	0	0	3.535.025
401	04	44	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por comisión de servicios	1.318.091	0	0	0	0	0	1.318.091

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	94.770	0	0	0	0	0	94.770
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	16.453.056	0	0	0	0	0	16.453.056
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	3.056.333	0	0	0	0	0	3.056.333
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	253.380	0	0	0	0	0	253.380
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	20.981.790	0	0	0	0	0	20.981.790
401	04	96	00	Otros complementos a empleados	216.349.420	0	0	0	0	0	216.349.420
401	04	97	00	Otros complementos a obreros	14.267.373	0	0	0	0	0	14.267.373
401	04	98	00	Otros complementos al personal contratado	13.894.600	0	0	0	0	0	13.894.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	135.898.189	0	0	0	0	0	135.898.189
401	05	01	00	Aguinaldos a empleados	67.385.704	0	0	0	0	0	67.385.704
401	05	03	00	Bono vacacional a empleados	29.087.357	0	0	0	0	0	29.087.357
401	05	04	00	Aguinaldos a obreros	9.750.437	0	0	0	0	0	9.750.437
401	05	06	00	Bono vacacional a obreros	4.755.791	0	0	0	0	0	4.755.791
401	05	07	00	Aguinaldos al personal contratado	6.758.483	0	0	0	0	0	6.758.483
401	05	08	00	Bono vacacional al personal contratado	552.933	0	0	0	0	0	552.933
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	146.750	0	0	0	0	0	146.750
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	63.345	0	0	0	0	0	63.345
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	12.151.945	0	0	0	0	0	12.151.945
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	5.245.444	0	0	0	0	0	5.245.444
401	06	00	00	Aportes patronales y legales	30.214.052	0	0	0	0	0	30.214.052
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.218.986	0	0	0	0	0	4.218.986
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	8.441.659	0	0	0	0	0	8.441.659
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.146.931	0	0	0	0	0	1.146.931
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	5.627.771	0	0	0	0	0	5.627.771
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.676.860	0	0	0	0	0	1.676.860
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.304.426	0	0	0	0	0	1.304.426
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	372.636	0	0	0	0	0	372.636
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	869.617	0	0	0	0	0	869.617
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.862.500	0	0	0	0	0	1.862.500
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	675.848	0	0	0	0	0	675.848
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por	15.664	0	0	0	0	0	15.664

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				altos funcionarios y altas funcionarias del poder público y de elección popular							
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	22.012	0	0	0	0	0	22.012
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	14.675	0	0	0	0	0	14.675
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	926.542	0	0	0	0	0	926.542
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.822.730	0	0	0	0	0	1.822.730
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.215.195	0	0	0	0	0	1.215.195
401	07	00	00	Asistencia socio-económica	267.897.415	0	0	0	0	0	267.897.415
401	07	01	00	Capacitación y adiestramiento a empleados	1.650.000	0	0	0	0	0	1.650.000
401	07	02	00	Becas a empleados	1.080.000	0	0	0	0	0	1.080.000
401	07	03	00	Ayudas por matrimonio a empleados	140.400	0	0	0	0	0	140.400
401	07	04	00	Ayudas por nacimiento de hijos a empleados	140.400	0	0	0	0	0	140.400
401	07	05	00	Ayudas por defunción a empleados	140.400	0	0	0	0	0	140.400
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	115.790.287	0	0	0	0	0	115.790.287
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	44.025.000	0	0	0	0	0	44.025.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.027.504	0	0	0	0	0	3.027.504
401	07	10	00	Dotación de uniformes a empleados	2.160.000	0	0	0	0	0	2.160.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.612.800	0	0	0	0	0	1.612.800
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.440.000	0	0	0	0	0	1.440.000
401	07	17	00	Capacitación y adiestramiento a obreros	495.000	0	0	0	0	0	495.000
401	07	18	00	Becas a obreros	540.000	0	0	0	0	0	540.000
401	07	19	00	Ayudas por matrimonio de obreros	117.000	0	0	0	0	0	117.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	117.000	0	0	0	0	0	117.000
401	07	21	00	Ayudas por defunción a obreros	70.200	0	0	0	0	0	70.200
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	15.558.512	0	0	0	0	0	15.558.512
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	18.000.000	0	0	0	0	0	18.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.000.000	0	0	0	0	0	1.000.000
401	07	26	00	Dotación de uniformes a obreros	800.000	0	0	0	0	0	800.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	672.000	0	0	0	0	0	672.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	960.000	0	0	0	0	0	960.000
401	07	33	00	Asistencia socio-económica al personal contratado	23.526.751	0	0	0	0	0	23.526.751

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	52	00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular	330.000	0	0	0	0	0	330.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	9.360	0	0	0	0	0	9.360
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	9.360	0	0	0	0	0	9.360
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	9.360	0	0	0	0	0	9.360
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	278.982	0	0	0	0	0	278.982
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	300.000	0	0	0	0	0	300.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	60.000	0	0	0	0	0	60.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	93.600	0	0	0	0	0	93.600
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	93.600	0	0	0	0	0	93.600
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	46.800	0	0	0	0	0	46.800
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	21.928.099	0	0	0	0	0	21.928.099
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	9.675.000	0	0	0	0	0	9.675.000
401	07	97	00	Otras subvenciones a obreros	2.000.000	0	0	0	0	0	2.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	63.766.794	0	0	0	0	0	63.766.794
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	42.471.122	0	0	0	0	0	42.471.122
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	6.718.811	0	0	0	0	0	6.718.811
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	5.632.069	0	0	0	0	0	5.632.069
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	122.291	0	0	0	0	0	122.291
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	8.822.501	0	0	0	0	0	8.822.501
403	**00**	**00**	**00**	**Servicios no personales**	**23.718.935**	**0**	**0**	**0**	**0**	**0**	**23.718.935**
403	10	00	00	Servicios profesionales y técnicos	4.750.000	0	0	0	0	0	4.750.000
403	10	07	00	Servicios de capacitación y adiestramiento	4.750.000	0	0	0	0	0	4.750.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	8.000.000	0	0	0	0	0	8.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	8.000.000	0	0	0	0	0	8.000.000
403	18	00	00	Impuestos indirectos	10.426.280	0	0	0	0	0	10.426.280
403	18	01	00	Impuesto al valor agregado	10.426.280	0	0	0	0	0	10.426.280
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	542.655	0	0	0	0	0	542.655
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	542.655	0	0	0	0	0	542.655
				Totales	**974.900.667**	**0**	**0**	**0**	**0**	**0**	**974.900.667**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 590001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**951.181.732**	**0**	**0**	**0**	**0**	**0**	**951.181.732**
401	01	00	00	Sueldos, salarios y otras retribuciones	85.138.444	0	0	0	0	0	85.138.444
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	16.830.274	0	0	0	0	0	16.830.274
401	01	03	00	Suplencias a empleados	100.000	0	0	0	0	0	100.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.346.657	0	0	0	0	0	6.346.657
401	01	13	00	Suplencias a obreros	90.000	0	0	0	0	0	90.000
401	01	18	00	Remuneraciones al personal contratado	20.040.000	0	0	0	0	0	20.040.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	270.273	0	0	0	0	0	270.273
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	3.906.664	0	0	0	0	0	3.906.664
401	01	99	00	Otras retribuciones	37.554.576	0	0	0	0	0	37.554.576
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	16.688.553	0	0	0	0	0	16.688.553
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	13.271.962	0	0	0	0	0	13.271.962
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	2.030.930	0	0	0	0	0	2.030.930
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	1.385.661	0	0	0	0	0	1.385.661
401	03	00	00	Primas	25.615.959	0	0	0	0	0	25.615.959
401	03	08	00	Primas de profesionalización a empleados	3.977.459	0	0	0	0	0	3.977.459
401	03	09	00	Primas por antigüedad a empleados	10.825.920	0	0	0	0	0	10.825.920
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.362.181	0	0	0	0	0	6.362.181
401	03	17	00	Primas de transporte a obreros	30.000	0	0	0	0	0	30.000
401	03	19	00	Primas por hijos de obreros	30.000	0	0	0	0	0	30.000
401	03	21	00	Primas por antigüedad a obreros	3.628.800	0	0	0	0	0	3.628.800
401	03	22	00	Primas de profesionalización a obreros	761.599	0	0	0	0	0	761.599
401	04	00	00	Complementos de sueldos y salarios	325.962.326	0	0	0	0	0	325.962.326
401	04	06	00	Complemento a empleados por comisión de servicios	14.409.125	0	0	0	0	0	14.409.125
401	04	08	00	Bono compensatorio de alimentación a empleados	13.907.498	0	0	0	0	0	13.907.498
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	420.095	0	0	0	0	0	420.095
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	450.240	0	0	0	0	0	450.240

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 590001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	6.539.130	0	0	0	0	0	6.539.130
401	04	19	00	Bono compensatorio de transporte a obreros	32.400	0	0	0	0	0	32.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.535.025	0	0	0	0	0	3.535.025
401	04	44	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por comisión de servicios	1.318.091	0	0	0	0	0	1.318.091
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	94.770	0	0	0	0	0	94.770
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	16.453.056	0	0	0	0	0	16.453.056
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	3.056.333	0	0	0	0	0	3.056.333
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	253.380	0	0	0	0	0	253.380
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	20.981.790	0	0	0	0	0	20.981.790
401	04	96	00	Otros complementos a empleados	216.349.420	0	0	0	0	0	216.349.420
401	04	97	00	Otros complementos a obreros	14.267.373	0	0	0	0	0	14.267.373
401	04	98	00	Otros complementos al personal contratado	13.894.600	0	0	0	0	0	13.894.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	135.898.189	0	0	0	0	0	135.898.189
401	05	01	00	Aguinaldos a empleados	67.385.704	0	0	0	0	0	67.385.704
401	05	03	00	Bono vacacional a empleados	29.087.357	0	0	0	0	0	29.087.357
401	05	04	00	Aguinaldos a obreros	9.750.437	0	0	0	0	0	9.750.437
401	05	06	00	Bono vacacional a obreros	4.755.791	0	0	0	0	0	4.755.791
401	05	07	00	Aguinaldos al personal contratado	6.758.483	0	0	0	0	0	6.758.483
401	05	08	00	Bono vacacional al personal contratado	552.933	0	0	0	0	0	552.933
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	146.750	0	0	0	0	0	146.750
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	63.345	0	0	0	0	0	63.345
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	12.151.945	0	0	0	0	0	12.151.945
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	5.245.444	0	0	0	0	0	5.245.444
401	06	00	00	Aportes patronales y legales	30.214.052	0	0	0	0	0	30.214.052
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.218.986	0	0	0	0	0	4.218.986
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	8.441.659	0	0	0	0	0	8.441.659

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 590001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.146.931	0	0	0	0	0	1.146.931
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	5.627.771	0	0	0	0	0	5.627.771
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.676.860	0	0	0	0	0	1.676.860
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.304.426	0	0	0	0	0	1.304.426
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	372.636	0	0	0	0	0	372.636
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	869.617	0	0	0	0	0	869.617
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.862.500	0	0	0	0	0	1.862.500
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	675.848	0	0	0	0	0	675.848
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	15.664	0	0	0	0	0	15.664
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	22.012	0	0	0	0	0	22.012
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	14.675	0	0	0	0	0	14.675
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	926.542	0	0	0	0	0	926.542
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.822.730	0	0	0	0	0	1.822.730
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.215.195	0	0	0	0	0	1.215.195
401	07	00	00	Asistencia socio-económica	267.897.415	0	0	0	0	0	267.897.415
401	07	01	00	Capacitación y adiestramiento a empleados	1.650.000	0	0	0	0	0	1.650.000
401	07	02	00	Becas a empleados	1.080.000	0	0	0	0	0	1.080.000
401	07	03	00	Ayudas por matrimonio a empleados	140.400	0	0	0	0	0	140.400
401	07	04	00	Ayudas por nacimiento de hijos a empleados	140.400	0	0	0	0	0	140.400
401	07	05	00	Ayudas por defunción a empleados	140.400	0	0	0	0	0	140.400
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	115.790.287	0	0	0	0	0	115.790.287
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	44.025.000	0	0	0	0	0	44.025.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.027.504	0	0	0	0	0	3.027.504
401	07	10	00	Dotación de uniformes a empleados	2.160.000	0	0	0	0	0	2.160.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.612.800	0	0	0	0	0	1.612.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 590001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.440.000	0	0	0	0	0	1.440.000
401	07	17	00	Capacitación y adiestramiento a obreros	495.000	0	0	0	0	0	495.000
401	07	18	00	Becas a obreros	540.000	0	0	0	0	0	540.000
401	07	19	00	Ayudas por matrimonio de obreros	117.000	0	0	0	0	0	117.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	117.000	0	0	0	0	0	117.000
401	07	21	00	Ayudas por defunción a obreros	70.200	0	0	0	0	0	70.200
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	15.558.512	0	0	0	0	0	15.558.512
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	18.000.000	0	0	0	0	0	18.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.000.000	0	0	0	0	0	1.000.000
401	07	26	00	Dotación de uniformes a obreros	800.000	0	0	0	0	0	800.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	672.000	0	0	0	0	0	672.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	960.000	0	0	0	0	0	960.000
401	07	33	00	Asistencia socio-económica al personal contratado	23.526.751	0	0	0	0	0	23.526.751
401	07	52	00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular	330.000	0	0	0	0	0	330.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	9.360	0	0	0	0	0	9.360
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	9.360	0	0	0	0	0	9.360
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	9.360	0	0	0	0	0	9.360
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	278.982	0	0	0	0	0	278.982
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	300.000	0	0	0	0	0	300.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	60.000	0	0	0	0	0	60.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	93.600	0	0	0	0	0	93.600
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	93.600	0	0	0	0	0	93.600
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	46.800	0	0	0	0	0	46.800
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	21.928.099	0	0	0	0	0	21.928.099
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	9.675.000	0	0	0	0	0	9.675.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 590001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	97	00	Otras subvenciones a obreros	2.000.000	0	0	0	0	0	2.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	63.766.794	0	0	0	0	0	63.766.794
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	42.471.122	0	0	0	0	0	42.471.122
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	6.718.811	0	0	0	0	0	6.718.811
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	5.632.069	0	0	0	0	0	5.632.069
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	122.291	0	0	0	0	0	122.291
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	8.822.501	0	0	0	0	0	8.822.501
403	**00**	**00**	**00**	**Servicios no personales**	**23.718.935**	**0**	**0**	**0**	**0**	**0**	**23.718.935**
403	10	00	00	Servicios profesionales y técnicos	4.750.000	0	0	0	0	0	4.750.000
403	10	07	00	Servicios de capacitación y adiestramiento	4.750.000	0	0	0	0	0	4.750.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	8.000.000	0	0	0	0	0	8.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	8.000.000	0	0	0	0	0	8.000.000
403	18	00	00	Impuestos indirectos	10.426.280	0	0	0	0	0	10.426.280
403	18	01	00	Impuesto al valor agregado	10.426.280	0	0	0	0	0	10.426.280
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	542.655	0	0	0	0	0	542.655
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	542.655	0	0	0	0	0	542.655
				Totales	**974.900.667**	**0**	**0**	**0**	**0**	**0**	**974.900.667**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**29.052.580**	**0**	**0**	**0**	**0**	**0**	**29.052.580**
402	01	00	00	Productos alimenticios y agropecuarios	7.139.297	0	0	0	0	0	7.139.297
402	01	01	00	Alimentos y bebidas para personas	7.139.297	0	0	0	0	0	7.139.297
402	03	00	00	Textiles y vestuarios	4.669.500	0	0	0	0	0	4.669.500
402	03	01	00	Textiles	751.748	0	0	0	0	0	751.748
402	03	02	00	Prendas de vestir	3.246.612	0	0	0	0	0	3.246.612
402	03	03	00	Calzados	616.140	0	0	0	0	0	616.140
402	03	99	00	Otros productos textiles y vestuarios	55.000	0	0	0	0	0	55.000
402	04	00	00	Productos de cuero y caucho	1.087.500	0	0	0	0	0	1.087.500
402	04	02	00	Productos de cuero y sucedáneos del cuero	30.000	0	0	0	0	0	30.000
402	04	03	00	Cauchos y tripas para vehículos	1.000.000	0	0	0	0	0	1.000.000
402	04	99	00	Otros productos de cuero y caucho	57.500	0	0	0	0	0	57.500
402	05	00	00	Productos de papel, cartón e impresos	4.024.757	0	0	0	0	0	4.024.757
402	05	01	00	Pulpa de madera, papel y cartón	871.770	0	0	0	0	0	871.770
402	05	02	00	Envases y cajas de papel y cartón	166.009	0	0	0	0	0	166.009
402	05	03	00	Productos de papel y cartón para oficina	2.085.777	0	0	0	0	0	2.085.777
402	05	04	00	Libros, revistas y periódicos	437.789	0	0	0	0	0	437.789
402	05	05	00	Material de enseñanza	64.334	0	0	0	0	0	64.334
402	05	06	00	Productos de papel y cartón para computación	50.162	0	0	0	0	0	50.162
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	281.770	0	0	0	0	0	281.770
402	05	99	00	Otros productos de pulpa, papel y cartón	67.146	0	0	0	0	0	67.146
402	06	00	00	Productos químicos y derivados	1.116.388	0	0	0	0	0	1.116.388
402	06	02	00	Abonos, plaguicidas y otros	2.380	0	0	0	0	0	2.380
402	06	03	00	Tintas, pinturas y colorantes	86.477	0	0	0	0	0	86.477
402	06	04	00	Productos farmacéuticos y medicamentos	107.472	0	0	0	0	0	107.472
402	06	05	00	Productos de tocador	91.250	0	0	0	0	0	91.250
402	06	06	00	Combustibles y lubricantes	251.953	0	0	0	0	0	251.953
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.800	0	0	0	0	0	1.800
402	06	08	00	Productos plásticos	550.056	0	0	0	0	0	550.056
402	06	99	00	Otros productos de la industria química y conexos	25.000	0	0	0	0	0	25.000
402	07	00	00	Productos minerales no metálicos	11.800	0	0	0	0	0	11.800
402	07	01	00	Productos de barro, loza y porcelana	10.000	0	0	0	0	0	10.000
402	07	02	00	Vidrios y productos de vidrio	1.800	0	0	0	0	0	1.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	2.343.107	0	0	0	0	0	2.343.107
402	08	02	00	Productos de metales no ferrosos	22.400	0	0	0	0	0	22.400
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.691.301	0	0	0	0	0	1.691.301
402	08	07	00	Material de señalamiento	32.180	0	0	0	0	0	32.180
402	08	08	00	Material de educación	4.000	0	0	0	0	0	4.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	485.305	0	0	0	0	0	485.305
402	08	10	00	Repuestos y accesorios para otros equipos	57.921	0	0	0	0	0	57.921
402	08	99	00	Otros productos metálicos	50.000	0	0	0	0	0	50.000
402	09	00	00	Productos de madera	30.000	0	0	0	0	0	30.000
402	09	99	00	Otros productos de madera	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	8.264.501	0	0	0	0	0	8.264.501
402	10	01	00	Artículos de deporte, recreación y juguetes	762.000	0	0	0	0	0	762.000
402	10	02	00	Materiales y útiles de limpieza y aseo	693.321	0	0	0	0	0	693.321
402	10	03	00	Utensilios de cocina y comedor	95.760	0	0	0	0	0	95.760
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	15.000	0	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.859.018	0	0	0	0	0	2.859.018
402	10	06	00	Condecoraciones, ofrendas y similares	283.080	0	0	0	0	0	283.080
402	10	07	00	Productos de seguridad en el trabajo	540.319	0	0	0	0	0	540.319
402	10	08	00	Materiales para equipos de computación	1.573.974	0	0	0	0	0	1.573.974
402	10	09	00	Especies timbradas y valores	30.000	0	0	0	0	0	30.000
402	10	11	00	Materiales eléctricos	1.078.029	0	0	0	0	0	1.078.029
402	10	12	00	Materiales para instalaciones sanitarias	48.000	0	0	0	0	0	48.000
402	10	99	00	Otros productos y útiles diversos	286.000	0	0	0	0	0	286.000
402	99	00	00	Otros materiales y suministros	365.730	0	0	0	0	0	365.730
402	99	01	00	Otros materiales y suministros	365.730	0	0	0	0	0	365.730
403	**00**	**00**	**00**	**Servicios no personales**	**68.011.028**	**0**	**0**	**0**	**0**	**0**	**68.011.028**
403	01	00	00	Alquileres de inmuebles	3.807.600	0	0	0	0	0	3.807.600
403	01	01	00	Alquileres de edificios y locales	3.205.800	0	0	0	0	0	3.205.800
403	01	02	00	Alquileres de instalaciones culturales y recreativas	601.800	0	0	0	0	0	601.800
403	02	00	00	Alquileres de maquinaria y equipos	2.326.804	0	0	0	0	0	2.326.804
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.176.804	0	0	0	0	0	2.176.804
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	0	50.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	00	00	Servicios básicos	7.800.000	0	0	0	0	0	7.800.000
403	04	01	00	Electricidad	1.800.000	0	0	0	0	0	1.800.000
403	04	02	00	Gas	100.000	0	0	0	0	0	100.000
403	04	03	00	Agua	300.000	0	0	0	0	0	300.000
403	04	04	00	Teléfonos	4.000.000	0	0	0	0	0	4.000.000
403	04	05	00	Servicio de comunicaciones	1.000.000	0	0	0	0	0	1.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	100.000	0	0	0	0	0	100.000
403	04	07	00	Servicio de condominio	500.000	0	0	0	0	0	500.000
403	06	00	00	Servicios de transporte y almacenaje	1.713.245	0	0	0	0	0	1.713.245
403	06	01	00	Fletes y embalajes	322.300	0	0	0	0	0	322.300
403	06	02	00	Almacenaje	500.000	0	0	0	0	0	500.000
403	06	03	00	Estacionamiento	263.270	0	0	0	0	0	263.270
403	06	04	00	Peaje	10.440	0	0	0	0	0	10.440
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	617.235	0	0	0	0	0	617.235
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.496.100	0	0	0	0	0	9.496.100
403	07	02	00	Imprenta y reproducción	1.795.900	0	0	0	0	0	1.795.900
403	07	03	00	Relaciones sociales	6.764.200	0	0	0	0	0	6.764.200
403	07	04	00	Avisos	936.000	0	0	0	0	0	936.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	50.000	0	0	0	0	0	50.000
403	08	02	00	Comisiones y gastos bancarios	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	12.108.045	0	0	0	0	0	12.108.045
403	09	01	00	Viáticos y pasajes dentro del país	7.098.072	0	0	0	0	0	7.098.072
403	09	02	00	Viáticos y pasajes fuera del país	5.009.973	0	0	0	0	0	5.009.973
403	10	00	00	Servicios profesionales y técnicos	10.522.738	0	0	0	0	0	10.522.738
403	10	09	00	Servicios de lavandería y tintorería	50.300	0	0	0	0	0	50.300
403	10	10	00	Servicios de vigilancia	300.000	0	0	0	0	0	300.000
403	10	11	00	Servicios para la elaboración y suministro de comida	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	10.142.438	0	0	0	0	0	10.142.438
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.049.952	0	0	0	0	0	1.049.952
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	571.432	0	0	0	0	0	571.432
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	296.208	0	0	0	0	0	296.208
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	36.000	0	0	0	0	0	36.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	95.000	0	0	0	0	0	95.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	51.312	0	0	0	0	0	51.312
403	12	00	00	Conservación y reparaciones menores de obras	5.001.800	0	0	0	0	0	5.001.800
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.800	0	0	0	0	0	1.800
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	5.000.000	0	0	0	0	0	5.000.000
403	15	00	00	Servicios fiscales	150.000	0	0	0	0	0	150.000
403	15	01	00	Derechos de importación y servicios aduaneros	50.000	0	0	0	0	0	50.000
403	15	02	00	Tasas y otros derechos obligatorios	100.000	0	0	0	0	0	100.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	91.441	0	0	0	0	0	91.441
403	16	01	00	Servicios de diversión, esparcimiento y culturales	91.441	0	0	0	0	0	91.441
403	18	00	00	Impuestos indirectos	9.571.512	0	0	0	0	0	9.571.512
403	18	01	00	Impuesto al valor agregado	9.424.174	0	0	0	0	0	9.424.174
403	18	99	00	Otros impuestos indirectos	147.338	0	0	0	0	0	147.338
403	99	00	00	Otros servicios no personales	4.321.791	0	0	0	0	0	4.321.791
403	99	01	00	Otros servicios no personales	4.321.791	0	0	0	0	0	4.321.791
407	**00**	**00**	**00**	**Transferencias y donaciones**	**740.612.786**	**0**	**0**	**0**	**0**	**0**	**740.612.786**
407	01	00	00	Transferencias y donaciones corrientes internas	621.209.509	0	0	0	0	0	621.209.509
407	01	02	00	Donaciones corrientes internas al sector privado	17.000.000	0	0	0	0	0	17.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	0	5.000.000
407	01	02	02	Donaciones corrientes a instituciones sin fines de lucro	12.000.000	0	0	0	0	0	12.000.000
407	01	03	00	Transferencias corrientes internas al sector público	604.209.509	0	0	0	0	0	604.209.509
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	604.209.509	0	0	0	0	0	604.209.509
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.000.000	0	0	0	0	0	2.000.000
407	02	01	00	Transferencias corrientes al exterior	2.000.000	0	0	0	0	0	2.000.000
407	02	01	04	Transferencias corrientes a organismos internacionales	2.000.000	0	0	0	0	0	2.000.000
407	03	00	00	Transferencias y donaciones de capital internas	102.403.277	0	0	0	0	0	102.403.277
407	03	03	00	Transferencias de capital internas al sector público	102.403.277	0	0	0	0	0	102.403.277
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	102.403.277	0	0	0	0	0	102.403.277
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	15.000.000	0	0	0	0	0	15.000.000
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	15.000.000	0	0	0	0	0	15.000.000
407	12	02	01	Transferencias de Capital a Consejos Comunales	15.000.000	0	0	0	0	0	15.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.000.000**	**0**	**0**	**0**	**0**	**0**	**10.000.000**
411	01	00	00	Disminución de gastos de personal por pagar	10.000.000	0	0	0	0	0	10.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	01	01	00	Disminución de sueldos, salarios y otras remuneraciones por pagar	10.000.000	0	0	0	0	0	10.000.000
				Totales	**847.676.394**	**0**	**0**	**0**	**0**	**0**	**847.676.394**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**720.612.786**	**0**	**0**	**0**	**0**	**0**	**720.612.786**
407	01	00	00	Transferencias y donaciones corrientes internas	616.209.509	0	0	0	0	0	616.209.509
407	01	02	00	Donaciones corrientes internas al sector privado	12.000.000	0	0	0	0	0	12.000.000
407	01	02	02	Donaciones corrientes a instituciones sin fines de lucro	12.000.000	0	0	0	0	0	12.000.000
				- S2288 Asociación Civil de Trabajadores del Ministerio para la Energía Eléctrica (ASOELEC)	12.000.000	0	0	0	0	0	12.000.000
407	01	03	00	Transferencias corrientes internas al sector público	604.209.509	0	0	0	0	0	604.209.509
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	604.209.509	0	0	0	0	0	604.209.509
				- A0364 Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)	604.209.509	0	0	0	0	0	604.209.509
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.000.000	0	0	0	0	0	2.000.000
407	02	01	00	Transferencias corrientes al exterior	2.000.000	0	0	0	0	0	2.000.000
407	02	01	04	Transferencias corrientes a organismos internacionales	2.000.000	0	0	0	0	0	2.000.000
				- I0126 Organización Latinoamericana y Caribeña de Energía (OLACDE)	2.000.000	0	0	0	0	0	2.000.000
407	03	00	00	Transferencias y donaciones de capital internas	102.403.277	0	0	0	0	0	102.403.277
407	03	03	00	Transferencias de capital internas al sector público	102.403.277	0	0	0	0	0	102.403.277
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	102.403.277	0	0	0	0	0	102.403.277
				- A0364 Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)	102.403.277	0	0	0	0	0	102.403.277
				Totales	**720.612.786**	**0**	**0**	**0**	**0**	**0**	**720.612.786**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 590002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**29.052.580**	**0**	**0**	**0**	**0**	**0**	**29.052.580**
402	01	00	00	Productos alimenticios y agropecuarios	7.139.297	0	0	0	0	0	7.139.297
402	01	01	00	Alimentos y bebidas para personas	7.139.297	0	0	0	0	0	7.139.297
402	03	00	00	Textiles y vestuarios	4.669.500	0	0	0	0	0	4.669.500
402	03	01	00	Textiles	751.748	0	0	0	0	0	751.748
402	03	02	00	Prendas de vestir	3.246.612	0	0	0	0	0	3.246.612
402	03	03	00	Calzados	616.140	0	0	0	0	0	616.140
402	03	99	00	Otros productos textiles y vestuarios	55.000	0	0	0	0	0	55.000
402	04	00	00	Productos de cuero y caucho	1.087.500	0	0	0	0	0	1.087.500
402	04	02	00	Productos de cuero y sucedáneos del cuero	30.000	0	0	0	0	0	30.000
402	04	03	00	Cauchos y tripas para vehículos	1.000.000	0	0	0	0	0	1.000.000
402	04	99	00	Otros productos de cuero y caucho	57.500	0	0	0	0	0	57.500
402	05	00	00	Productos de papel, cartón e impresos	4.024.757	0	0	0	0	0	4.024.757
402	05	01	00	Pulpa de madera, papel y cartón	871.770	0	0	0	0	0	871.770
402	05	02	00	Envases y cajas de papel y cartón	166.009	0	0	0	0	0	166.009
402	05	03	00	Productos de papel y cartón para oficina	2.085.777	0	0	0	0	0	2.085.777
402	05	04	00	Libros, revistas y periódicos	437.789	0	0	0	0	0	437.789
402	05	05	00	Material de enseñanza	64.334	0	0	0	0	0	64.334
402	05	06	00	Productos de papel y cartón para computación	50.162	0	0	0	0	0	50.162
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	281.770	0	0	0	0	0	281.770
402	05	99	00	Otros productos de pulpa, papel y cartón	67.146	0	0	0	0	0	67.146
402	06	00	00	Productos químicos y derivados	1.116.388	0	0	0	0	0	1.116.388
402	06	02	00	Abonos, plaguicidas y otros	2.380	0	0	0	0	0	2.380
402	06	03	00	Tintas, pinturas y colorantes	86.477	0	0	0	0	0	86.477
402	06	04	00	Productos farmacéuticos y medicamentos	107.472	0	0	0	0	0	107.472
402	06	05	00	Productos de tocador	91.250	0	0	0	0	0	91.250
402	06	06	00	Combustibles y lubricantes	251.953	0	0	0	0	0	251.953
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.800	0	0	0	0	0	1.800

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 590002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	550.056	0	0	0	0	0	550.056
402	06	99	00	Otros productos de la industria química y conexos	25.000	0	0	0	0	0	25.000
402	07	00	00	Productos minerales no metálicos	11.800	0	0	0	0	0	11.800
402	07	01	00	Productos de barro, loza y porcelana	10.000	0	0	0	0	0	10.000
402	07	02	00	Vidrios y productos de vidrio	1.800	0	0	0	0	0	1.800
402	08	00	00	Productos metálicos	2.343.107	0	0	0	0	0	2.343.107
402	08	02	00	Productos de metales no ferrosos	22.400	0	0	0	0	0	22.400
402	08	03	00	Herramientas menores, cuchilleria y artículos generales de ferretería	1.691.301	0	0	0	0	0	1.691.301
402	08	07	00	Material de señalamiento	32.180	0	0	0	0	0	32.180
402	08	08	00	Material de educación	4.000	0	0	0	0	0	4.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	485.305	0	0	0	0	0	485.305
402	08	10	00	Repuestos y accesorios para otros equipos	57.921	0	0	0	0	0	57.921
402	08	99	00	Otros productos metálicos	50.000	0	0	0	0	0	50.000
402	09	00	00	Productos de madera	30.000	0	0	0	0	0	30.000
402	09	99	00	Otros productos de madera	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	8.264.501	0	0	0	0	0	8.264.501
402	10	01	00	Artículos de deporte, recreación y juguetes	762.000	0	0	0	0	0	762.000
402	10	02	00	Materiales y útiles de limpieza y aseo	693.321	0	0	0	0	0	693.321
402	10	03	00	Utensilios de cocina y comedor	95.760	0	0	0	0	0	95.760
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	15.000	0	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.859.018	0	0	0	0	0	2.859.018
402	10	06	00	Condecoraciones, ofrendas y similares	283.080	0	0	0	0	0	283.080
402	10	07	00	Productos de seguridad en el trabajo	540.319	0	0	0	0	0	540.319
402	10	08	00	Materiales para equipos de computación	1.573.974	0	0	0	0	0	1.573.974
402	10	09	00	Especies timbradas y valores	30.000	0	0	0	0	0	30.000
402	10	11	00	Materiales eléctricos	1.078.029	0	0	0	0	0	1.078.029
402	10	12	00	Materiales para instalaciones sanitarias	48.000	0	0	0	0	0	48.000
402	10	99	00	Otros productos y útiles diversos	286.000	0	0	0	0	0	286.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 590002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	365.730	0	0	0	0	0	365.730
402	99	01	00	Otros materiales y suministros	365.730	0	0	0	0	0	365.730
403	**00**	**00**	**00**	**Servicios no personales**	**68.011.028**	**0**	**0**	**0**	**0**	**0**	**68.011.028**
403	01	00	00	Alquileres de inmuebles	3.807.600	0	0	0	0	0	3.807.600
403	01	01	00	Alquileres de edificios y locales	3.205.800	0	0	0	0	0	3.205.800
403	01	02	00	Alquileres de instalaciones culturales y recreativas	601.800	0	0	0	0	0	601.800
403	02	00	00	Alquileres de maquinaria y equipos	2.326.804	0	0	0	0	0	2.326.804
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.176.804	0	0	0	0	0	2.176.804
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	0	50.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
403	04	00	00	Servicios básicos	7.800.000	0	0	0	0	0	7.800.000
403	04	01	00	Electricidad	1.800.000	0	0	0	0	0	1.800.000
403	04	02	00	Gas	100.000	0	0	0	0	0	100.000
403	04	03	00	Agua	300.000	0	0	0	0	0	300.000
403	04	04	00	Teléfonos	4.000.000	0	0	0	0	0	4.000.000
403	04	05	00	Servicio de comunicaciones	1.000.000	0	0	0	0	0	1.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	100.000	0	0	0	0	0	100.000
403	04	07	00	Servicio de condominio	500.000	0	0	0	0	0	500.000
403	06	00	00	Servicios de transporte y almacenaje	1.713.245	0	0	0	0	0	1.713.245
403	06	01	00	Fletes y embalajes	322.300	0	0	0	0	0	322.300
403	06	02	00	Almacenaje	500.000	0	0	0	0	0	500.000
403	06	03	00	Estacionamiento	263.270	0	0	0	0	0	263.270
403	06	04	00	Peaje	10.440	0	0	0	0	0	10.440
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	617.235	0	0	0	0	0	617.235
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.496.100	0	0	0	0	0	9.496.100
403	07	02	00	Imprenta y reproducción	1.795.900	0	0	0	0	0	1.795.900
403	07	03	00	Relaciones sociales	6.764.200	0	0	0	0	0	6.764.200
403	07	04	00	Avisos	936.000	0	0	0	0	0	936.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 590002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	50.000	0	0	0	0	0	50.000
403	08	02	00	Comisiones y gastos bancarios	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	12.108.045	0	0	0	0	0	12.108.045
403	09	01	00	Viáticos y pasajes dentro del país	7.098.072	0	0	0	0	0	7.098.072
403	09	02	00	Viáticos y pasajes fuera del país	5.009.973	0	0	0	0	0	5.009.973
403	10	00	00	Servicios profesionales y técnicos	10.522.738	0	0	0	0	0	10.522.738
403	10	09	00	Servicios de lavandería y tintorería	50.300	0	0	0	0	0	50.300
403	10	10	00	Servicios de vigilancia	300.000	0	0	0	0	0	300.000
403	10	11	00	Servicios para la elaboración y suministro de comida	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	10.142.438	0	0	0	0	0	10.142.438
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.049.952	0	0	0	0	0	1.049.952
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	571.432	0	0	0	0	0	571.432
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	296.208	0	0	0	0	0	296.208
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	36.000	0	0	0	0	0	36.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	95.000	0	0	0	0	0	95.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	51.312	0	0	0	0	0	51.312
403	12	00	00	Conservación y reparaciones menores de obras	5.001.800	0	0	0	0	0	5.001.800
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.800	0	0	0	0	0	1.800
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	5.000.000	0	0	0	0	0	5.000.000
403	15	00	00	Servicios fiscales	150.000	0	0	0	0	0	150.000
403	15	01	00	Derechos de importación y servicios aduaneros	50.000	0	0	0	0	0	50.000
403	15	02	00	Tasas y otros derechos obligatorios	100.000	0	0	0	0	0	100.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	91.441	0	0	0	0	0	91.441
403	16	01	00	Servicios de diversión, esparcimiento y culturales	91.441	0	0	0	0	0	91.441
403	18	00	00	Impuestos indirectos	9.571.512	0	0	0	0	0	9.571.512
403	18	01	00	Impuesto al valor agregado	9.424.174	0	0	0	0	0	9.424.174
403	18	99	00	Otros impuestos indirectos	147.338	0	0	0	0	0	147.338

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 590002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	4.321.791	0	0	0	0	0	4.321.791
403	99	01	00	Otros servicios no personales	4.321.791	0	0	0	0	0	4.321.791
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.000.000**	**0**	**0**	**0**	**0**	**0**	**15.000.000**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	15.000.000	0	0	0	0	0	15.000.000
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	15.000.000	0	0	0	0	0	15.000.000
407	12	02	01	Transferencias de Capital a Consejos Comunales	15.000.000	0	0	0	0	0	15.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.000.000**	**0**	**0**	**0**	**0**	**0**	**10.000.000**
411	01	00	00	Disminución de gastos de personal por pagar	10.000.000	0	0	0	0	0	10.000.000
411	01	01	00	Disminución de sueldos, salarios y otras remuneraciones por pagar	10.000.000	0	0	0	0	0	10.000.000
				Totales	**122.063.608**	**0**	**0**	**0**	**0**	**0**	**122.063.608**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 590002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**19.000.000**	**0**	**0**	**0**	**0**	**0**	**19.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	17.000.000	0	0	0	0	0	17.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	17.000.000	0	0	0	0	0	17.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	0	5.000.000
407	01	02	02	Donaciones corrientes a instituciones sin fines de lucro	12.000.000	0	0	0	0	0	12.000.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.000.000	0	0	0	0	0	2.000.000
407	02	01	00	Transferencias corrientes al exterior	2.000.000	0	0	0	0	0	2.000.000
407	02	01	04	Transferencias corrientes a organismos internacionales	2.000.000	0	0	0	0	0	2.000.000
				Totales	**19.000.000**	**0**	**0**	**0**	**0**	**0**	**19.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 590002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	00	00	00	Transferencias y donaciones	706.612.786	0	0	0	0	0	706.612.786
407	01	00	00	Transferencias y donaciones corrientes internas	604.209.509	0	0	0	0	0	604.209.509
407	01	03	00	Transferencias corrientes internas al sector público	604.209.509	0	0	0	0	0	604.209.509
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	604.209.509	0	0	0	0	0	604.209.509
407	03	00	00	Transferencias y donaciones de capital internas	102.403.277	0	0	0	0	0	102.403.277
407	03	03	00	Transferencias de capital internas al sector público	102.403.277	0	0	0	0	0	102.403.277
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	102.403.277	0	0	0	0	0	102.403.277
				Totales	**706.612.786**	**0**	**0**	**0**	**0**	**0**	**706.612.786**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.947.254**	**0**	**0**	**0**	**0**	**0**	**13.947.254**
407	01	00	00	Transferencias y donaciones corrientes internas	13.947.254	0	0	0	0	0	13.947.254
407	01	01	00	Transferencias corrientes internas al sector privado	13.947.254	0	0	0	0	0	13.947.254
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.140.000	0	0	0	0	0	1.140.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.400.000	0	0	0	0	0	2.400.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	498.908	0	0	0	0	0	498.908
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.060.718	0	0	0	0	0	1.060.718
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	375.000	0	0	0	0	0	375.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.116.278	0	0	0	0	0	1.116.278
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	1.050.000	0	0	0	0	0	1.050.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	2.232.500	0	0	0	0	0	2.232.500
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	1.500.000	0	0	0	0	0	1.500.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.573.850	0	0	0	0	0	2.573.850
				Totales	**13.947.254**	**0**	**0**	**0**	**0**	**0**	**13.947.254**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 590003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.947.254**	**0**	**0**	**0**	**0**	**0**	**13.947.254**
407	01	00	00	Transferencias y donaciones corrientes internas	13.947.254	0	0	0	0	0	13.947.254
407	01	01	00	Transferencias corrientes internas al sector privado	13.947.254	0	0	0	0	0	13.947.254
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.140.000	0	0	0	0	0	1.140.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.400.000	0	0	0	0	0	2.400.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	498.908	0	0	0	0	0	498.908
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.060.718	0	0	0	0	0	1.060.718
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	375.000	0	0	0	0	0	375.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.116.278	0	0	0	0	0	1.116.278
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	1.050.000	0	0	0	0	0	1.050.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	2.232.500	0	0	0	0	0	2.232.500
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	1.500.000	0	0	0	0	0	1.500.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.573.850	0	0	0	0	0	2.573.850
				Totales	**13.947.254**	**0**	**0**	**0**	**0**	**0**	**13.947.254**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.690.200**	**0**	**0**	**0**	**0**	**0**	**1.690.200**
402	01	00	00	Productos alimenticios y agropecuarios	150.000	0	0	0	0	0	150.000
402	01	01	00	Alimentos y bebidas para personas	150.000	0	0	0	0	0	150.000
402	03	00	00	Textiles y vestuarios	357.000	0	0	0	0	0	357.000
402	03	02	00	Prendas de vestir	207.000	0	0	0	0	0	207.000
402	03	03	00	Calzados	150.000	0	0	0	0	0	150.000
402	06	00	00	Productos químicos y derivados	220.000	0	0	0	0	0	220.000
402	06	04	00	Productos farmacéuticos y medicamentos	220.000	0	0	0	0	0	220.000
402	08	00	00	Productos metálicos	79.200	0	0	0	0	0	79.200
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	79.200	0	0	0	0	0	79.200
402	10	00	00	Productos varios y útiles diversos	884.000	0	0	0	0	0	884.000
402	10	01	00	Artículos de deporte, recreación y juguetes	200.000	0	0	0	0	0	200.000
402	10	02	00	Materiales y útiles de limpieza y aseo	270.000	0	0	0	0	0	270.000
402	10	03	00	Utensilios de cocina y comedor	125.000	0	0	0	0	0	125.000
402	10	11	00	Materiales eléctricos	100.000	0	0	0	0	0	100.000
402	10	12	00	Materiales para instalaciones sanitarias	189.000	0	0	0	0	0	189.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.014.000**	**0**	**0**	**0**	**0**	**0**	**1.014.000**
403	02	00	00	Alquileres de maquinaria y equipos	315.000	0	0	0	0	0	315.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	315.000	0	0	0	0	0	315.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	150.000	0	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	150.000	0	0	0	0	0	150.000
403	09	01	00	Viáticos y pasajes dentro del país	150.000	0	0	0	0	0	150.000
403	13	00	00	Servicios de construcciones temporales	84.000	0	0	0	0	0	84.000
403	13	01	00	Servicios de construcciones temporales	84.000	0	0	0	0	0	84.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	315.000	0	0	0	0	0	315.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	315.000	0	0	0	0	0	315.000
404	**00**	**00**	**00**	**Activos reales**	**1.800.000**	**0**	**0**	**0**	**0**	**0**	**1.800.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.800.000	0	0	0	0	0	1.800.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.800.000	0	0	0	0	0	1.800.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.800.000**	**0**	**0**	**0**	**0**	**0**	**8.800.000**
407	01	00	00	Transferencias y donaciones corrientes internas	8.800.000	0	0	0	0	0	8.800.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	02	00	Donaciones corrientes internas al sector privado	8.800.000	0	0	0	0	0	8.800.000
407	01	02	01	Donaciones corrientes a personas	8.800.000	0	0	0	0	0	8.800.000
				Totales	**13.304.200**	**0**	**0**	**0**	**0**	**0**	**13.304.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 590007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.690.200**	**0**	**0**	**0**	**0**	**0**	**1.690.200**
402	01	00	00	Productos alimenticios y agropecuarios	150.000	0	0	0	0	0	150.000
402	01	01	00	Alimentos y bebidas para personas	150.000	0	0	0	0	0	150.000
402	03	00	00	Textiles y vestuarios	357.000	0	0	0	0	0	357.000
402	03	02	00	Prendas de vestir	207.000	0	0	0	0	0	207.000
402	03	03	00	Calzados	150.000	0	0	0	0	0	150.000
402	06	00	00	Productos químicos y derivados	220.000	0	0	0	0	0	220.000
402	06	04	00	Productos farmacéuticos y medicamentos	220.000	0	0	0	0	0	220.000
402	08	00	00	Productos metálicos	79.200	0	0	0	0	0	79.200
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	79.200	0	0	0	0	0	79.200
402	10	00	00	Productos varios y útiles diversos	884.000	0	0	0	0	0	884.000
402	10	01	00	Artículos de deporte, recreación y juguetes	200.000	0	0	0	0	0	200.000
402	10	02	00	Materiales y útiles de limpieza y aseo	270.000	0	0	0	0	0	270.000
402	10	03	00	Utensilios de cocina y comedor	125.000	0	0	0	0	0	125.000
402	10	11	00	Materiales eléctricos	100.000	0	0	0	0	0	100.000
402	10	12	00	Materiales para instalaciones sanitarias	189.000	0	0	0	0	0	189.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.014.000**	**0**	**0**	**0**	**0**	**0**	**1.014.000**
403	02	00	00	Alquileres de maquinaria y equipos	315.000	0	0	0	0	0	315.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	315.000	0	0	0	0	0	315.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	150.000	0	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	150.000	0	0	0	0	0	150.000
403	09	01	00	Viáticos y pasajes dentro del país	150.000	0	0	0	0	0	150.000
403	13	00	00	Servicios de construcciones temporales	84.000	0	0	0	0	0	84.000
403	13	01	00	Servicios de construcciones temporales	84.000	0	0	0	0	0	84.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	315.000	0	0	0	0	0	315.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	315.000	0	0	0	0	0	315.000
404	**00**	**00**	**00**	**Activos reales**	**1.800.000**	**0**	**0**	**0**	**0**	**0**	**1.800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 590007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.800.000	0	0	0	0	0	1.800.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.800.000	0	0	0	0	0	1.800.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.800.000**	**0**	**0**	**0**	**0**	**0**	**8.800.000**
407	01	00	00	Transferencias y donaciones corrientes internas	8.800.000	0	0	0	0	0	8.800.000
407	01	02	00	Donaciones corrientes internas al sector privado	8.800.000	0	0	0	0	0	8.800.000
407	01	02	01	Donaciones corrientes a personas	8.800.000	0	0	0	0	0	8.800.000
				Totales	**13.304.200**	**0**	**0**	**0**	**0**	**0**	**13.304.200**

60

Ministerio del Poder Popular de Planificación y Finanzas

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.233.647.239**	**0**	**0**	**0**	**0**	**0**	**1.233.647.239**
401	01	00	00	Sueldos, salarios y otras retribuciones	199.084.269	0	0	0	0	0	199.084.269
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	83.821.588	0	0	0	0	0	83.821.588
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	37.533.480	0	0	0	0	0	37.533.480
401	01	03	00	Suplencias a empleados	1.937.680	0	0	0	0	0	1.937.680
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	17.063.235	0	0	0	0	0	17.063.235
401	01	13	00	Suplencias a obreros	30.360	0	0	0	0	0	30.360
401	01	18	00	Remuneraciones al personal contratado	51.650.958	0	0	0	0	0	51.650.958
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.122.011	0	0	0	0	0	1.122.011
401	01	29	00	Dietas	558.900	0	0	0	0	0	558.900
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	93.600	0	0	0	0	0	93.600
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	4.814.323	0	0	0	0	0	4.814.323
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	0	50.000
401	01	38	00	Dietas del personal de alto nivel y de dirección	50.000	0	0	0	0	0	50.000
401	01	99	00	Otras retribuciones	358.134	0	0	0	0	0	358.134
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	13.942.179	0	0	0	0	0	13.942.179
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	7.598.331	0	0	0	0	0	7.598.331
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	6.343.848	0	0	0	0	0	6.343.848
401	03	00	00	Primas	71.930.022	0	0	0	0	0	71.930.022
401	03	02	00	Primas de transporte a empleados	3.607.604	0	0	0	0	0	3.607.604
401	03	04	00	Primas por hijos a empleados	957.600	0	0	0	0	0	957.600
401	03	08	00	Primas de profesionalización a empleados	10.749.532	0	0	0	0	0	10.749.532
401	03	09	00	Primas por antigüedad a empleados	12.557.102	0	0	0	0	0	12.557.102
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	25.391.670	0	0	0	0	0	25.391.670
401	03	17	00	Primas de transporte a obreros	24.728	0	0	0	0	0	24.728
401	03	19	00	Primas por hijos de obreros	843.384	0	0	0	0	0	843.384
401	03	21	00	Primas por antigüedad a obreros	3.737.520	0	0	0	0	0	3.737.520
401	03	22	00	Primas de profesionalización a obreros	523.915	0	0	0	0	0	523.915
401	03	37	00	Primas de transporte al personal contratado	5.431.632	0	0	0	0	0	5.431.632
401	03	40	00	Primas de profesionalización al personal contratado	1.610.895	0	0	0	0	0	1.610.895

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	41	00	Primas por antigüedad al personal contratado	3.249.000	0	0	0	0	0	3.249.000
401	03	47	00	Primas al personal de alto nivel y de dirección	268.334	0	0	0	0	0	268.334
401	03	95	00	Otras primas al personal de alto nivel y de dirección	4.332	0	0	0	0	0	4.332
401	03	97	00	Otras primas a empleados	2.964.209	0	0	0	0	0	2.964.209
401	03	98	00	Otras primas a obreros	8.565	0	0	0	0	0	8.565
401	04	00	00	Complementos de sueldos y salarios	161.894.996	0	0	0	0	0	161.894.996
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	4.188.328	0	0	0	0	0	4.188.328
401	04	02	00	Complemento a empleados por trabajo nocturno	457.816	0	0	0	0	0	457.816
401	04	03	00	Complemento a empleados por gastos de alimentación	40.000	0	0	0	0	0	40.000
401	04	04	00	Complemento a empleados por gastos de transporte	3.054.800	0	0	0	0	0	3.054.800
401	04	05	00	Complemento a empleados por gastos de representación	45.000	0	0	0	0	0	45.000
401	04	06	00	Complemento a empleados por comisión de servicios	2.919.294	0	0	0	0	0	2.919.294
401	04	08	00	Bono compensatorio de alimentación a empleados	36.614.320	0	0	0	0	0	36.614.320
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	4.865.600	0	0	0	0	0	4.865.600
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	387.776	0	0	0	0	0	387.776
401	04	17	00	Complemento a obreros por gastos de transporte	1.964.000	0	0	0	0	0	1.964.000
401	04	18	00	Bono compensatorio de alimentación a obreros	13.379.300	0	0	0	0	0	13.379.300
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	3.879.600	0	0	0	0	0	3.879.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	21.263.000	0	0	0	0	0	21.263.000
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	103.306	0	0	0	0	0	103.306
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	819.780	0	0	0	0	0	819.780
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	9.600	0	0	0	0	0	9.600
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.246.530	0	0	0	0	0	1.246.530
401	04	96	00	Otros complementos a empleados	64.868.116	0	0	0	0	0	64.868.116
401	04	97	00	Otros complementos a obreros	1.788.830	0	0	0	0	0	1.788.830
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	111.055.220	0	0	0	0	0	111.055.220
401	05	01	00	Aguinaldos a empleados	44.920.568	0	0	0	0	0	44.920.568
401	05	03	00	Bono vacacional a empleados	20.183.743	0	0	0	0	0	20.183.743
401	05	04	00	Aguinaldos a obreros	13.282.278	0	0	0	0	0	13.282.278
401	05	06	00	Bono vacacional a obreros	4.121.603	0	0	0	0	0	4.121.603
401	05	07	00	Aguinaldos al personal contratado	15.073.148	0	0	0	0	0	15.073.148

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	06	00	Bono vacacional al personal contratado	9.337.681	0	0	0	0	0	9.337.681
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	111.352	0	0	0	0	0	111.352
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	20.960	0	0	0	0	0	20.960
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	3.000.059	0	0	0	0	0	3.000.059
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.003.828	0	0	0	0	0	1.003.828
401	06	00	00	Aportes patronales y legales	37.267.563	0	0	0	0	0	37.267.563
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.339.876	0	0	0	0	0	12.339.876
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.805.715	0	0	0	0	0	3.805.715
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.911.307	0	0	0	0	0	2.911.307
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.827.531	0	0	0	0	0	2.827.531
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.592.670	0	0	0	0	0	4.592.670
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.499.888	0	0	0	0	0	1.499.888
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	842.492	0	0	0	0	0	842.492
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.010.163	0	0	0	0	0	1.010.163
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.782.614	0	0	0	0	0	4.782.614
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.166.239	0	0	0	0	0	1.166.239
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	20.000	0	0	0	0	0	20.000
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	7.500	0	0	0	0	0	7.500
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	5.000	0	0	0	0	0	5.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.088.884	0	0	0	0	0	1.088.884
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	210.887	0	0	0	0	0	210.887
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	156.797	0	0	0	0	0	156.797
401	07	00	00	Asistencia socio-económica	452.347.961	0	0	0	0	0	452.347.961
401	07	01	00	Capacitación y adiestramiento a empleados	1.433.025	0	0	0	0	0	1.433.025
401	07	02	00	Becas a empleados	9.063.604	0	0	0	0	0	9.063.604
401	07	03	00	Ayudas por matrimonio a empleados	34.840	0	0	0	0	0	34.840
401	07	04	00	Ayudas por nacimiento de hijos a empleados	93.000	0	0	0	0	0	93.000
401	07	05	00	Ayudas por defunción a empleados	1.200.000	0	0	0	0	0	1.200.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a	940.000	0	0	0	0	0	940.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				empleados							
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	35.782.315	0	0	0	0	0	35.782.315
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	100.136.378	0	0	0	0	0	100.136.378
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.934.007	0	0	0	0	0	4.934.007
401	07	10	00	Dotación de uniformes a empleados	8.474.500	0	0	0	0	0	8.474.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.939.860	0	0	0	0	0	3.939.860
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.920.950	0	0	0	0	0	2.920.950
401	07	17	00	Capacitación y adiestramiento a obreros	310.575	0	0	0	0	0	310.575
401	07	18	00	Becas a obreros	3.957.600	0	0	0	0	0	3.957.600
401	07	19	00	Ayudas por matrimonio de obreros	15.800	0	0	0	0	0	15.800
401	07	20	00	Ayudas por nacimiento de hijos de obreros	78.800	0	0	0	0	0	78.800
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.000.000	0	0	0	0	0	1.000.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	21.583.344	0	0	0	0	0	21.583.344
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	48.074.532	0	0	0	0	0	48.074.532
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.129.793	0	0	0	0	0	2.129.793
401	07	26	00	Dotación de uniformes a obreros	9.468.000	0	0	0	0	0	9.468.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	961.181	0	0	0	0	0	961.181
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.343.793	0	0	0	0	0	1.343.793
401	07	33	00	Asistencia socio-económica al personal contratado	90.000.000	0	0	0	0	0	90.000.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	31.050	0	0	0	0	0	31.050
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	249.306	0	0	0	0	0	249.306
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.024.844	0	0	0	0	0	1.024.844
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	139.104	0	0	0	0	0	139.104
401	07	96	00	Otras subvenciones a empleados	68.123.880	0	0	0	0	0	68.123.880
401	07	97	00	Otras subvenciones a obreros	34.903.880	0	0	0	0	0	34.903.880
401	08	00	00	Prestaciones sociales e indemnizaciones	89.744.847	0	0	0	0	0	89.744.847
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	48.868.145	0	0	0	0	0	48.868.145
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	23.377.475	0	0	0	0	0	23.377.475
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	16.316.839	0	0	0	0	0	16.316.839
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	60.000	0	0	0	0	0	60.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.122.388	0	0	0	0	0	1.122.388
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	100.000	0	0	0	0	0	100.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	100.000	0	0	0	0	0	100.000
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	383.763	0	0	0	0	0	383.763
401	96	00	00	Otros gastos del personal empleado	56.634.409	0	0	0	0	0	56.634.409
401	96	01	00	Otros gastos del personal empleado	56.634.409	0	0	0	0	0	56.634.409
401	97	00	00	Otros gastos del personal obrero	39.262.010	0	0	0	0	0	39.262.010
401	97	01	00	Otros gastos del personal obrero	39.262.010	0	0	0	0	0	39.262.010
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**73.258.979**	**0**	**0**	**0**	**0**	**0**	**73.258.979**
402	01	00	00	Productos alimenticios y agropecuarios	11.790.781	0	0	0	0	0	11.790.781
402	01	01	00	Alimentos y bebidas para personas	11.685.620	0	0	0	0	0	11.685.620
402	01	03	00	Productos agrícolas y pecuarios	50.200	0	0	0	0	0	50.200
402	01	99	00	Otros productos alimenticios y agropecuarios	54.961	0	0	0	0	0	54.961
402	03	00	00	Textiles y vestuarios	3.971.490	0	0	0	0	0	3.971.490
402	03	01	00	Textiles	604.021	0	0	0	0	0	604.021
402	03	02	00	Prendas de vestir	2.613.747	0	0	0	0	0	2.613.747
402	03	03	00	Calzados	407.602	0	0	0	0	0	407.602
402	03	99	00	Otros productos textiles y vestuarios	346.120	0	0	0	0	0	346.120
402	04	00	00	Productos de cuero y caucho	2.410.417	0	0	0	0	0	2.410.417
402	04	02	00	Productos de cuero y sucedáneos del cuero	124.589	0	0	0	0	0	124.589
402	04	03	00	Cauchos y tripas para vehículos	2.285.828	0	0	0	0	0	2.285.828
402	05	00	00	Productos de papel, cartón e impresos	12.233.936	0	0	0	0	0	12.233.936
402	05	01	00	Pulpa de madera, papel y cartón	1.831.667	0	0	0	0	0	1.831.667
402	05	02	00	Envases y cajas de papel y cartón	526.361	0	0	0	0	0	526.361
402	05	03	00	Productos de papel y cartón para oficina	6.052.403	0	0	0	0	0	6.052.403
402	05	04	00	Libros, revistas y periódicos	613.739	0	0	0	0	0	613.739
402	05	05	00	Material de enseñanza	51.100	0	0	0	0	0	51.100
402	05	06	00	Productos de papel y cartón para computación	266.490	0	0	0	0	0	266.490
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.844.090	0	0	0	0	0	2.844.090
402	05	99	00	Otros productos de pulpa, papel y cartón	48.086	0	0	0	0	0	48.086
402	06	00	00	Productos químicos y derivados	5.983.458	0	0	0	0	0	5.983.458

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	01	00	Sustancias químicas y de uso industrial	50.000	0	0	0	0	0	50.000
402	06	02	00	Abonos, plaguicidas y otros	10.600	0	0	0	0	0	10.600
402	06	03	00	Tintas, pinturas y colorantes	2.547.521	0	0	0	0	0	2.547.521
402	06	04	00	Productos farmacéuticos y medicamentos	1.219.016	0	0	0	0	0	1.219.016
402	06	05	00	Productos de tocador	194.366	0	0	0	0	0	194.366
402	06	06	00	Combustibles y lubricantes	472.339	0	0	0	0	0	472.339
402	06	08	00	Productos plásticos	1.460.203	0	0	0	0	0	1.460.203
402	06	99	00	Otros productos de la industria química y conexos	29.413	0	0	0	0	0	29.413
402	07	00	00	Productos minerales no metálicos	275.229	0	0	0	0	0	275.229
402	07	01	00	Productos de barro, loza y porcelana	15.183	0	0	0	0	0	15.183
402	07	02	00	Vidrios y productos de vidrio	131.846	0	0	0	0	0	131.846
402	07	04	00	Cemento, cal y yeso	127.200	0	0	0	0	0	127.200
402	07	99	00	Otros productos minerales no metálicos	1.000	0	0	0	0	0	1.000
402	08	00	00	Productos metálicos	3.427.918	0	0	0	0	0	3.427.918
402	08	01	00	Productos primarios de hierro y acero	18.825	0	0	0	0	0	18.825
402	08	02	00	Productos de metales no ferrosos	6.000	0	0	0	0	0	6.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.090.370	0	0	0	0	0	1.090.370
402	08	04	00	Productos metálicos estructurales	128.000	0	0	0	0	0	128.000
402	08	07	00	Material de señalamiento	18.825	0	0	0	0	0	18.825
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.802.194	0	0	0	0	0	1.802.194
402	08	10	00	Repuestos y accesorios para otros equipos	303.704	0	0	0	0	0	303.704
402	08	99	00	Otros productos metálicos	60.000	0	0	0	0	0	60.000
402	09	00	00	Productos de madera	6.600	0	0	0	0	0	6.600
402	09	01	00	Productos primarios de madera	6.600	0	0	0	0	0	6.600
402	10	00	00	Productos varios y útiles diversos	29.854.524	0	0	0	0	0	29.854.524
402	10	01	00	Artículos de deporte, recreación y juguetes	625.072	0	0	0	0	0	625.072
402	10	02	00	Materiales y útiles de limpieza y aseo	839.359	0	0	0	0	0	839.359
402	10	03	00	Utensilios de cocina y comedor	94.028	0	0	0	0	0	94.028
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	116.968	0	0	0	0	0	116.968
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.775.048	0	0	0	0	0	3.775.048
402	10	06	00	Condecoraciones, ofrendas y similares	1.307.194	0	0	0	0	0	1.307.194

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	1.377.068	0	0	0	0	0	1.377.068
402	10	08	00	Materiales para equipos de computación	13.498.582	0	0	0	0	0	13.498.582
402	10	09	00	Especies timbradas y valores	360	0	0	0	0	0	360
402	10	11	00	Materiales eléctricos	6.760.760	0	0	0	0	0	6.760.760
402	10	12	00	Materiales para instalaciones sanitarias	651.816	0	0	0	0	0	651.816
402	10	13	00	Materiales fotográficos	126.987	0	0	0	0	0	126.987
402	10	99	00	Otros productos y útiles diversos	681.282	0	0	0	0	0	681.282
402	99	00	00	Otros materiales y suministros	3.304.626	0	0	0	0	0	3.304.626
402	99	01	00	Otros materiales y suministros	3.304.626	0	0	0	0	0	3.304.626
403	**00**	**00**	**00**	**Servicios no personales**	**350.258.821**	**0**	**0**	**0**	**0**	**0**	**350.258.821**
403	01	00	00	Alquileres de inmuebles	2.312.888	0	0	0	0	0	2.312.888
403	01	01	00	Alquileres de edificios y locales	1.095.130	0	0	0	0	0	1.095.130
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.217.758	0	0	0	0	0	1.217.758
403	02	00	00	Alquileres de maquinaria y equipos	13.331.532	0	0	0	0	0	13.331.532
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	3.614.588	0	0	0	0	0	3.614.588
403	02	99	00	Alquileres de otras maquinaria y equipos	9.716.944	0	0	0	0	0	9.716.944
403	03	00	00	Derechos sobre bienes intangibles	179.940	0	0	0	0	0	179.940
403	03	03	00	Paquetes y programas de computación	179.940	0	0	0	0	0	179.940
403	04	00	00	Servicios básicos	21.687.254	0	0	0	0	0	21.687.254
403	04	01	00	Electricidad	1.506.000	0	0	0	0	0	1.506.000
403	04	03	00	Agua	111.000	0	0	0	0	0	111.000
403	04	04	00	Teléfonos	6.505.476	0	0	0	0	0	6.505.476
403	04	05	00	Servicio de comunicaciones	6.323.778	0	0	0	0	0	6.323.778
403	04	06	00	Servicio de aseo urbano y domiciliario	435.000	0	0	0	0	0	435.000
403	04	07	00	Servicio de condominio	6.806.000	0	0	0	0	0	6.806.000
403	06	00	00	Servicios de transporte y almacenaje	849.124	0	0	0	0	0	849.124
403	06	01	00	Fletes y embalajes	98.834	0	0	0	0	0	98.834
403	06	02	00	Almacenaje	12.480	0	0	0	0	0	12.480
403	06	03	00	Estacionamiento	76.197	0	0	0	0	0	76.197
403	06	04	00	Peaje	5.355	0	0	0	0	0	5.355
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	656.258	0	0	0	0	0	656.258

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.509.982	0	0	0	0	0	11.509.982
403	07	01	00	Publicidad y propaganda	702.580	0	0	0	0	0	702.580
403	07	02	00	Imprenta y reproducción	2.874.212	0	0	0	0	0	2.874.212
403	07	03	00	Relaciones sociales	6.808.558	0	0	0	0	0	6.808.558
403	07	04	00	Avisos	1.124.632	0	0	0	0	0	1.124.632
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.322.346	0	0	0	0	0	5.322.346
403	08	01	00	Primas y gastos de seguros	5.270.000	0	0	0	0	0	5.270.000
403	08	02	00	Comisiones y gastos bancarios	49.546	0	0	0	0	0	49.546
403	08	03	00	Comisiones y gastos de adquisición de seguros	2.800	0	0	0	0	0	2.800
403	09	00	00	Viáticos y pasajes	12.438.119	0	0	0	0	0	12.438.119
403	09	01	00	Viáticos y pasajes dentro del país	9.618.920	0	0	0	0	0	9.618.920
403	09	02	00	Viáticos y pasajes fuera del país	2.794.199	0	0	0	0	0	2.794.199
403	09	03	00	Asignación por kilómetros recorridos	25.000	0	0	0	0	0	25.000
403	10	00	00	Servicios profesionales y técnicos	35.255.708	0	0	0	0	0	35.255.708
403	10	01	00	Servicios jurídicos	10.125	0	0	0	0	0	10.125
403	10	02	00	Servicios de contabilidad y auditoría	90.000	0	0	0	0	0	90.000
403	10	03	00	Servicios de procesamiento de datos	15.591.976	0	0	0	0	0	15.591.976
403	10	04	00	Servicios de ingeniería y arquitectónicos	5.330.965	0	0	0	0	0	5.330.965
403	10	07	00	Servicios de capacitación y adiestramiento	8.600.067	0	0	0	0	0	8.600.067
403	10	09	00	Servicios de lavandería y tintorería	294.708	0	0	0	0	0	294.708
403	10	11	00	Servicios para la elaboración y suministro de comida	1.087.726	0	0	0	0	0	1.087.726
403	10	99	00	Otros servicios profesionales y técnicos	4.250.141	0	0	0	0	0	4.250.141
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	21.445.361	0	0	0	0	0	21.445.361
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	228.720	0	0	0	0	0	228.720
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.080.723	0	0	0	0	0	8.080.723
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	352.116	0	0	0	0	0	352.116
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.015.500	0	0	0	0	0	1.015.500
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	103.200	0	0	0	0	0	103.200
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.634.686	0	0	0	0	0	6.634.686
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	5.030.416	0	0	0	0	0	5.030.416

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	147.008.574	0	0	0	0	0	147.008.574
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	147.008.574	0	0	0	0	0	147.008.574
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	15.414.496	0	0	0	0	0	15.414.496
403	16	01	00	Servicios de diversión, esparcimiento y culturales	15.414.496	0	0	0	0	0	15.414.496
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	60.000	0	0	0	0	0	60.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	60.000	0	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	51.072.195	0	0	0	0	0	51.072.195
403	18	01	00	Impuesto al valor agregado	51.049.296	0	0	0	0	0	51.049.296
403	18	99	00	Otros impuestos indirectos	22.899	0	0	0	0	0	22.899
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.976.063	0	0	0	0	0	3.976.063
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.976.063	0	0	0	0	0	3.976.063
403	99	00	00	Otros servicios no personales	8.390.239	0	0	0	0	0	8.390.239
403	99	01	00	Otros servicios no personales	8.390.239	0	0	0	0	0	8.390.239
404	**00**	**00**	**00**	**Activos reales**	**82.565.616**	**0**	**0**	**0**	**0**	**0**	**82.565.616**
404	01	00	00	Repuestos y reparaciones mayores	2.707.609	0	0	0	0	0	2.707.609
404	01	01	00	Repuestos mayores	2.045.721	0	0	0	0	0	2.045.721
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	86.700	0	0	0	0	0	86.700
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	133.880	0	0	0	0	0	133.880
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	66.000	0	0	0	0	0	66.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.729.141	0	0	0	0	0	1.729.141
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	661.888	0	0	0	0	0	661.888
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	661.888	0	0	0	0	0	661.888
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.421.010	0	0	0	0	0	2.421.010
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	20.400	0	0	0	0	0	20.400
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.095.150	0	0	0	0	0	1.095.150
404	03	05	00	Maquinaria y equipos industriales y de taller	231.000	0	0	0	0	0	231.000
404	03	06	00	Maquinaria y equipos de energía	74.460	0	0	0	0	0	74.460

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	0	1.000.000
404	04	00	00	Equipos de transporte, tracción y elevación	7.294.359	0	0	0	0	0	7.294.359
404	04	01	00	Vehículos automotores terrestres	7.040.416	0	0	0	0	0	7.040.416
404	04	05	00	Vehículos de tracción no motorizados	253.943	0	0	0	0	0	253.943
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.408.828	0	0	0	0	0	5.408.828
404	05	01	00	Equipos de telecomunicaciones	5.405.768	0	0	0	0	0	5.405.768
404	05	02	00	Equipos de señalamiento	3.060	0	0	0	0	0	3.060
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.500.000	0	0	0	0	0	1.500.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.500.000	0	0	0	0	0	1.500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.856.270	0	0	0	0	0	2.856.270
404	07	01	00	Equipos científicos y de laboratorio	2.040	0	0	0	0	0	2.040
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.312.790	0	0	0	0	0	2.312.790
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	463.440	0	0	0	0	0	463.440
404	07	06	00	Instrumentos musicales y equipos de audio	78.000	0	0	0	0	0	78.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	53.872.252	0	0	0	0	0	53.872.252
404	09	01	00	Mobiliario y equipos de oficina	6.279.412	0	0	0	0	0	6.279.412
404	09	02	00	Equipos de computación	25.303.610	0	0	0	0	0	25.303.610
404	09	03	00	Mobiliario y equipos de alojamiento	12.888.679	0	0	0	0	0	12.888.679
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	9.400.551	0	0	0	0	0	9.400.551
404	12	00	00	Activos intangibles	4.331.707	0	0	0	0	0	4.331.707
404	12	04	00	Paquetes y programas de computación	4.331.707	0	0	0	0	0	4.331.707
404	99	00	00	Otros activos reales	2.173.581	0	0	0	0	0	2.173.581
404	99	01	00	Otros activos reales	2.173.581	0	0	0	0	0	2.173.581
405	**00**	**00**	**00**	**Activos financieros**	**381.647.265**	**0**	**0**	**0**	**0**	**0**	**381.647.265**
405	01	00	00	Aportes en acciones y participaciones de capital	381.647.265	0	0	0	0	0	381.647.265
405	01	03	00	Aportes en acciones y participaciones de capital al sector externo	381.647.265	0	0	0	0	0	381.647.265
405	01	03	01	Aportes en acciones y participaciones de capital a organismos internacionales	381.647.265	0	0	0	0	0	381.647.265
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.074.070.080**	**0**	**0**	**0**	**130.295.086**	**0**	**4.204.365.166**
407	01	00	00	Transferencias y donaciones corrientes internas	3.966.070.080	0	0	0	130.295.086	0	4.096.365.166
407	01	01	00	Transferencias corrientes internas al sector privado	793.249.729	0	0	0	0	0	793.249.729
407	01	01	01	Pensiones del personal empleado, obrero y militar	64.753.236	0	0	0	0	0	64.753.236

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	158.495.789	0	0	0	0	0	158.495.789
407	01	01	04	Becas universitarias en el país	12.480.000	0	0	0	0	0	12.480.000
407	01	01	05	Becas de perfeccionamiento profesional en el país	271.770	0	0	0	0	0	271.770
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	16.092.472	0	0	0	0	0	16.092.472
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	16.000.000	0	0	0	0	0	16.000.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	47.051.532	0	0	0	0	0	47.051.532
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	64.250.034	0	0	0	0	0	64.250.034
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	45.035.860	0	0	0	0	0	45.035.860
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	60.000.000	0	0	0	0	0	60.000.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	157.555.804	0	0	0	0	0	157.555.804
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	151.263.232	0	0	0	0	0	151.263.232
407	01	02	00	Donaciones corrientes internas al sector privado	5.000.000	0	0	0	0	0	5.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	0	5.000.000
407	01	03	00	Transferencias corrientes internas al sector público	3.167.820.351	0	0	0	130.295.086	0	3.298.115.437
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.808.988.964	0	0	0	30.295.086	0	2.839.284.050
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	77.909.608	0	0	0	0	0	77.909.608
407	01	03	10	Transferencias corrientes al Poder Estadal	280.921.779	0	0	0	100.000.000	0	380.921.779
407	03	00	00	Transferencias y donaciones de capital internas	20.000.000	0	0	0	0	0	20.000.000
407	03	03	00	Transferencias de capital internas al sector público	20.000.000	0	0	0	0	0	20.000.000
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	20.000.000	0	0	0	0	0	20.000.000
407	06	00	00	Subsidio de Régimen Especial	88.000.000	0	0	0	0	0	88.000.000
407	06	01	00	Subsidio de Régimen Especial	88.000.000	0	0	0	0	0	88.000.000
408	**00**	**00**	**00**	**Otros gastos**	**6.500.000**	**0**	**0**	**0**	**0**	**0**	**6.500.000**
408	05	00	00	Obligaciones en el ejercicio vigente	6.500.000	0	0	0	0	0	6.500.000
408	05	02	00	Devoluciones y reintegros diversos	6.500.000	0	0	0	0	0	6.500.000
410	**00**	**00**	**00**	**Servicio de la deuda pública**	**45.209.268.804**	**0**	**33.040.862.052**	**0**	**0**	**0**	**78.250.130.856**
410	01	00	00	Servicio de la deuda pública interna a corto plazo	437.206.325	0	72.857.053	0	0	0	510.063.378
410	01	01	00	Servicio de la deuda pública interna a corto plazo de títulos y valores	437.206.325	0	72.857.053	0	0	0	510.063.378
410	01	01	07	Descuentos en colocación de letras del tesoro a corto plazo	437.206.325	0	72.857.053	0	0	0	510.063.378
410	02	00	00	Servicio de la deuda pública interna a largo plazo	27.398.421.722	0	22.919.821.585	0	0	0	50.318.243.307

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
410	02	01	00	Servicio de la deuda pública interna a largo plazo de títulos y valores	27.398.421.722	0	22.919.821.585	0	0	0	50.318.243.307
410	02	01	01	Amortización de la deuda pública interna a largo plazo de títulos y valores	0	0	8.697.409.620	0	0	0	8.697.409.620
410	02	01	03	Intereses de la deuda pública interna a largo plazo de títulos y valores	27.398.421.722	0	14.222.411.965	0	0	0	41.620.833.687
410	04	00	00	Servicio de la deuda pública externa a largo plazo	17.373.640.757	0	10.048.183.414	0	0	0	27.421.824.171
410	04	01	00	Servicio de la deuda pública externa a largo plazo de títulos y valores	16.365.380.249	0	9.320.197.246	0	0	0	25.685.577.495
410	04	01	02	Intereses de la deuda pública externa a largo plazo de títulos y valores	15.835.520.042	0	8.914.038.545	0	0	0	24.749.558.587
410	04	01	04	Comisiones y otros gastos de la deuda pública externa a largo plazo de títulos y valores	529.860.207	0	406.158.701	0	0	0	936.018.908
410	04	02	00	Servicio de la deuda pública externa por préstamos a largo plazo	1.008.260.508	0	727.986.168	0	0	0	1.736.246.676
410	04	02	05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	192.241.484	0	152.496.767	0	0	0	344.738.251
410	04	02	06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	495.552.482	0	362.154.771	0	0	0	857.707.253
410	04	02	07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	272.086.680	0	179.078.022	0	0	0	451.164.702
410	04	02	13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	12.622.901	0	2.603.937	0	0	0	15.226.838
410	04	02	14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	14.745.922	0	10.925.688	0	0	0	25.671.610
410	04	02	15	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	21.011.039	0	20.726.983	0	0	0	41.738.022
411	**00**	**00**	**00**	**Disminución de pasivos**	**73.752.000**	**0**	**0**	**0**	**0**	**0**	**73.752.000**
411	11	00	00	Obligaciones de ejercicios anteriores	73.752.000	0	0	0	0	0	73.752.000
411	11	02	00	Devoluciones y reintegros diversos	25.102.000	0	0	0	0	0	25.102.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	47.150.000	0	0	0	0	0	47.150.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	1.500.000	0	0	0	0	0	1.500.000
				Totales	**51.484.968.804**	**0**	**33.040.862.052**	**0**	**130.295.086**	**0**	**84.656.125.942**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119169 600050000 PROMOCIÓN Y ASESORAMIENTO TÉCNICO EN LA CONSTITUCIÓN Y FUNCIONAMIENTO DE LAS CAJAS DE AHORRO A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: RESPONDER A LAS EXPERIENCIAS DEL PROYECTO DE PAÍS QUE SE ADELANTA, PLASMADO EN EL PRIMER PLAN SOCIALISTA SIMÓN BOLÍVAR AÑO 2007-2013 Y EN EL CONTENIDO DE LOS ARTÍCULOS 118 Y 308 DE LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EN LA LEY DE CAJAS DE AHORRO, FONDOS DE AHORRO Y ASOCIACIONES DE AHORRO SIMILARES

UNIDAD DE MEDIDA: CAJA **META:** 40

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE CAJAS DE AHORRO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**49.174**	**0**	**0**	**0**	**0**	**0**	**49.174**
402	01	00	00	Productos alimenticios y agropecuarios	7.990	0	0	0	0	0	7.990
402	01	01	00	Alimentos y bebidas para personas	7.990	0	0	0	0	0	7.990
402	03	00	00	Textiles y vestuarios	2.619	0	0	0	0	0	2.619
402	03	02	00	Prendas de vestir	2.619	0	0	0	0	0	2.619
402	05	00	00	Productos de papel, cartón e impresos	1.644	0	0	0	0	0	1.644
402	05	03	00	Productos de papel y cartón para oficina	1.644	0	0	0	0	0	1.644
402	10	00	00	Productos varios y útiles diversos	36.921	0	0	0	0	0	36.921
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.130	0	0	0	0	0	3.130
402	10	08	00	Materiales para equipos de computación	14.291	0	0	0	0	0	14.291
402	10	99	00	Otros productos y útiles diversos	19.500	0	0	0	0	0	19.500
403	**00**	**00**	**00**	**Servicios no personales**	**818.124**	**0**	**0**	**0**	**0**	**0**	**818.124**
403	01	00	00	Alquileres de inmuebles	48.000	0	0	0	0	0	48.000
403	01	01	00	Alquileres de edificios y locales	48.000	0	0	0	0	0	48.000
403	02	00	00	Alquileres de maquinaria y equipos	10.500	0	0	0	0	0	10.500
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	10.500	0	0	0	0	0	10.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	595.081	0	0	0	0	0	595.081
403	07	02	00	Imprenta y reproducción	226.850	0	0	0	0	0	226.850
403	07	03	00	Relaciones sociales	281.884	0	0	0	0	0	281.884
403	07	04	00	Avisos	86.347	0	0	0	0	0	86.347
403	09	00	00	Viáticos y pasajes	94.543	0	0	0	0	0	94.543
403	09	01	00	Viáticos y pasajes dentro del país	94.543	0	0	0	0	0	94.543
403	18	00	00	Impuestos indirectos	70.000	0	0	0	0	0	70.000
403	18	01	00	Impuesto al valor agregado	70.000	0	0	0	0	0	70.000
				Totales	**867.298**	**0**	**0**	**0**	**0**	**0**	**867.298**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119169 600050000 PROMOCIÓN Y ASESORAMIENTO TÉCNICO EN LA CONSTITUCIÓN Y FUNCIONAMIENTO DE LAS CAJAS DE AHORRO A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: RESPONDER A LAS EXPERIENCIAS DEL PROYECTO DE PAÍS QUE SE ADELANTA, PLASMADO EN EL PRIMER PLAN SOCIALISTA SIMÓN BOLÍVAR AÑO 2007-2013 Y EN EL CONTENIDO DE LOS ARTÍCULOS 118 Y 308 DE LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EN LA LEY DE CAJAS DE AHORRO, FONDOS DE AHORRO Y ASOCIACIONES DE AHORRO SIMILARES

UNIDAD DE MEDIDA: CAJA **META:** 40

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE CAJAS DE AHORRO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119169 600050000 PROMOCIÓN Y ASESORAMIENTO TÉCNICO EN LA CONSTITUCIÓN Y FUNCIONAMIENTO DE LAS CAJAS DE AHORRO A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: RESPONDER A LAS EXPERIENCIAS DEL PROYECTO DE PAÍS QUE SE ADELANTA, PLASMADO EN EL PRIMER PLAN SOCIALISTA SIMÓN BOLÍVAR AÑO 2007-2013 Y EN EL CONTENIDO DE LOS ARTÍCULOS 118 Y 308 DE LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EN LA LEY DE CAJAS DE AHORRO, FONDOS DE AHORRO Y ASOCIACIONES DE AHORRO SIMILARES

UNIDAD DE MEDIDA: CAJA **META:** 40

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE CAJAS DE AHORRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600050001 PROMOVER LA CONSTITUCIÓN Y ORGANIZACIÓN DE ASOCIACIONES DE AHORRO

UNIDAD DE MEDIDA: CAJA **META:** 40

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE CAJAS DE AHORRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.096**	**0**	**0**	**0**	**0**	0	**1.096**
402	05	00	00	Productos de papel, cartón e impresos	1.096	0	0	0	0	0	1.096
402	05	03	00	Productos de papel y cartón para oficina	1.096	0	0	0	0	0	1.096
403	**00**	**00**	**00**	**Servicios no personales**	**207.154**	**0**	**0**	**0**	**0**	0	**207.154**
403	07	00	00	Servicios de información, impresión y relaciones públicas	136.747	0	0	0	0	0	136.747
403	07	02	00	Imprenta y reproducción	50.400	0	0	0	0	0	50.400
403	07	04	00	Avisos	86.347	0	0	0	0	0	86.347
403	09	00	00	Viáticos y pasajes	50.407	0	0	0	0	0	50.407
403	09	01	00	Viáticos y pasajes dentro del país	50.407	0	0	0	0	0	50.407
403	18	00	00	Impuestos indirectos	20.000	0	0	0	0	0	20.000
403	18	01	00	Impuesto al valor agregado	20.000	0	0	0	0	0	20.000
				Totales	**208.250**	**0**	**0**	**0**	**0**	0	**208.250**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119169 600050000 PROMOCIÓN Y ASESORAMIENTO TÉCNICO EN LA CONSTITUCIÓN Y FUNCIONAMIENTO DE LAS CAJAS DE AHORRO A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: RESPONDER A LAS EXPERIENCIAS DEL PROYECTO DE PAÍS QUE SE ADELANTA, PLASMADO EN EL PRIMER PLAN SOCIALISTA SIMÓN BOLÍVAR AÑO 2007-2013 Y EN EL CONTENIDO DE LOS ARTÍCULOS 118 Y 308 DE LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EN LA LEY DE CAJAS DE AHORRO, FONDOS DE AHORRO Y ASOCIACIONES DE AHORRO SIMILARES

UNIDAD DE MEDIDA: CAJA **META:** 40

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE CAJAS DE AHORRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600050002 FOROS, CHARLAS Y CONFERENCIAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: CAJA **META:** 20

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE CAJAS DE AHORRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**48.078**	**0**	**0**	**0**	**0**	0	**48.078**
402	01	00	00	Productos alimenticios y agropecuarios	7.990	0	0	0	0	0	7.990
402	01	01	00	Alimentos y bebidas para personas	7.990	0	0	0	0	0	7.990
402	03	00	00	Textiles y vestuarios	2.619	0	0	0	0	0	2.619
402	03	02	00	Prendas de vestir	2.619	0	0	0	0	0	2.619
402	05	00	00	Productos de papel, cartón e impresos	548	0	0	0	0	0	548
402	05	03	00	Productos de papel y cartón para oficina	548	0	0	0	0	0	548
402	10	00	00	Productos varios y útiles diversos	36.921	0	0	0	0	0	36.921
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.130	0	0	0	0	0	3.130
402	10	08	00	Materiales para equipos de computación	14.291	0	0	0	0	0	14.291
402	10	99	00	Otros productos y útiles diversos	19.500	0	0	0	0	0	19.500
403	**00**	**00**	**00**	**Servicios no personales**	**610.970**	**0**	**0**	**0**	**0**	0	**610.970**
403	01	00	00	Alquileres de inmuebles	48.000	0	0	0	0	0	48.000
403	01	01	00	Alquileres de edificios y locales	48.000	0	0	0	0	0	48.000
403	02	00	00	Alquileres de maquinaria y equipos	10.500	0	0	0	0	0	10.500
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	10.500	0	0	0	0	0	10.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	458.334	0	0	0	0	0	458.334
403	07	02	00	Imprenta y reproducción	176.450	0	0	0	0	0	176.450
403	07	03	00	Relaciones sociales	281.884	0	0	0	0	0	281.884
403	09	00	00	Viáticos y pasajes	44.136	0	0	0	0	0	44.136
403	09	01	00	Viáticos y pasajes dentro del país	44.136	0	0	0	0	0	44.136
403	18	00	00	Impuestos indirectos	50.000	0	0	0	0	0	50.000
403	18	01	00	Impuesto al valor agregado	50.000	0	0	0	0	0	50.000
				Totales	**659.048**	**0**	**0**	**0**	**0**	0	**659.048**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 60 - 17

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119270 600051000 SEGUIMIENTO DE LOS MECANISMOS DE COOPERACIÓN BILATERAL CON LA REPÚBLICA POPULAR CHINA 2013

OBJETIVO DEL PROYECTO: COORDINAR EL SEGUIMIENTO OPORTUNO, EFICIENTE Y EFECTIVO DE LA CARTERA DE PROYECTOS QUE SE EJECUTAN A TRAVÉS DE LA COMISIÓN MIXTA DE ALTO NIVEL VENEZUELA- CHINA, A TRAVÉS DE LA SECRETARIA TÉCNICA DE DICHA COMISIÓN

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.050.000**	**0**	**0**	**0**	**0**	**0**	**1.050.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.050.000	0	0	0	0	0	1.050.000
401	01	18	00	Remuneraciones al personal contratado	1.050.000	0	0	0	0	0	1.050.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**304.000**	**0**	**0**	**0**	**0**	**0**	**304.000**
402	05	00	00	Productos de papel, cartón e impresos	133.000	0	0	0	0	0	133.000
402	05	03	00	Productos de papel y cartón para oficina	101.000	0	0	0	0	0	101.000
402	05	04	00	Libros, revistas y periódicos	15.500	0	0	0	0	0	15.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	9.000	0	0	0	0	0	9.000
402	05	99	00	Otros productos de pulpa, papel y cartón	7.500	0	0	0	0	0	7.500
402	10	00	00	Productos varios y útiles diversos	142.500	0	0	0	0	0	142.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	9.000	0	0	0	0	0	9.000
402	10	08	00	Materiales para equipos de computación	99.000	0	0	0	0	0	99.000
402	10	99	00	Otros productos y útiles diversos	34.500	0	0	0	0	0	34.500
402	99	00	00	Otros materiales y suministros	28.500	0	0	0	0	0	28.500
402	99	01	00	Otros materiales y suministros	28.500	0	0	0	0	0	28.500
403	**00**	**00**	**00**	**Servicios no personales**	**330.500**	**0**	**0**	**0**	**0**	**0**	**330.500**
403	09	00	00	Viáticos y pasajes	124.000	0	0	0	0	0	124.000
403	09	01	00	Viáticos y pasajes dentro del país	124.000	0	0	0	0	0	124.000
403	10	00	00	Servicios profesionales y técnicos	145.999	0	0	0	0	0	145.999
403	10	99	00	Otros servicios profesionales y técnicos	145.999	0	0	0	0	0	145.999
403	18	00	00	Impuestos indirectos	60.501	0	0	0	0	0	60.501
403	18	01	00	Impuesto al valor agregado	60.501	0	0	0	0	0	60.501
				Totales	**1.684.500**	**0**	**0**	**0**	**0**	**0**	**1.684.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119270 600051000 SEGUIMIENTO DE LOS MECANISMOS DE COOPERACIÓN BILATERAL CON LA REPÚBLICA POPULAR CHINA 2013

OBJETIVO DEL PROYECTO: COORDINAR EL SEGUIMIENTO OPORTUNO, EFICIENTE Y EFECTIVO DE LA CARTERA DE PROYECTOS QUE SE EJECUTAN A TRAVÉS DE LA COMISIÓN MIXTA DE ALTO NIVEL VENEZUELA- CHINA, A TRAVÉS DE LA SECRETARIA TÉCNICA DE DICHA COMISIÓN

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119270 600051000 SEGUIMIENTO DE LOS MECANISMOS DE COOPERACIÓN BILATERAL CON LA REPÚBLICA POPULAR CHINA 2013

OBJETIVO DEL PROYECTO: COORDINAR EL SEGUIMIENTO OPORTUNO, EFICIENTE Y EFECTIVO DE LA CARTERA DE PROYECTOS QUE SE EJECUTAN A TRAVÉS DE LA COMISIÓN MIXTA DE ALTO NIVEL VENEZUELA- CHINA, A TRAVÉS DE LA SECRETARIA TÉCNICA DE DICHA COMISIÓN

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600051001 SEGUIMIENTO CONTINUO A LA CARTERA DE PROYECTOS ESTRATÉGICOS DE LA RELACIÓN BILATERAL

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**350.000**	**0**	**0**	**0**	**0**	0	**350.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	350.000	0	0	0	0	0	350.000
401	01	18	00	Remuneraciones al personal contratado	350.000	0	0	0	0	0	350.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**101.334**	**0**	**0**	**0**	**0**	0	**101.334**
402	05	00	00	Productos de papel, cartón e impresos	44.334	0	0	0	0	0	44.334
402	05	03	00	Productos de papel y cartón para oficina	33.667	0	0	0	0	0	33.667
402	05	04	00	Libros, revistas y periódicos	5.167	0	0	0	0	0	5.167
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.000	0	0	0	0	0	3.000
402	05	99	00	Otros productos de pulpa, papel y cartón	2.500	0	0	0	0	0	2.500
402	10	00	00	Productos varios y útiles diversos	47.500	0	0	0	0	0	47.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.000	0	0	0	0	0	3.000
402	10	08	00	Materiales para equipos de computación	33.000	0	0	0	0	0	33.000
402	10	99	00	Otros productos y útiles diversos	11.500	0	0	0	0	0	11.500
402	99	00	00	Otros materiales y suministros	9.500	0	0	0	0	0	9.500
402	99	01	00	Otros materiales y suministros	9.500	0	0	0	0	0	9.500
403	**00**	**00**	**00**	**Servicios no personales**	**109.500**	**0**	**0**	**0**	**0**	0	**109.500**
403	09	00	00	Viáticos y pasajes	40.667	0	0	0	0	0	40.667
403	09	01	00	Viáticos y pasajes dentro del país	40.667	0	0	0	0	0	40.667
403	10	00	00	Servicios profesionales y técnicos	48.666	0	0	0	0	0	48.666
403	10	99	00	Otros servicios profesionales y técnicos	48.666	0	0	0	0	0	48.666
403	18	00	00	Impuestos indirectos	20.167	0	0	0	0	0	20.167
403	18	01	00	Impuesto al valor agregado	20.167	0	0	0	0	0	20.167
				Totales	**560.834**	**0**	**0**	**0**	**0**	0	**560.834**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119270 600051000 SEGUIMIENTO DE LOS MECANISMOS DE COOPERACIÓN BILATERAL CON LA REPÚBLICA POPULAR CHINA 2013

OBJETIVO DEL PROYECTO: COORDINAR EL SEGUIMIENTO OPORTUNO, EFICIENTE Y EFECTIVO DE LA CARTERA DE PROYECTOS QUE SE EJECUTAN A TRAVÉS DE LA COMISIÓN MIXTA DE ALTO NIVEL VENEZUELA- CHINA, A TRAVÉS DE LA SECRETARIA TÉCNICA DE DICHA COMISIÓN

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600051002 COORDINACIÓN CON EL ÓRGANO RECTOR, LAS AGENDAS DE LA COOPERACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 7

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**350.000**	**0**	**0**	**0**	**0**	0	**350.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	350.000	0	0	0	0	0	350.000
401	01	18	00	Remuneraciones al personal contratado	350.000	0	0	0	0	0	350.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**101.333**	**0**	**0**	**0**	**0**	0	**101.333**
402	05	00	00	Productos de papel, cartón e impresos	44.333	0	0	0	0	0	44.333
402	05	03	00	Productos de papel y cartón para oficina	33.667	0	0	0	0	0	33.667
402	05	04	00	Libros, revistas y periódicos	5.166	0	0	0	0	0	5.166
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.000	0	0	0	0	0	3.000
402	05	99	00	Otros productos de pulpa, papel y cartón	2.500	0	0	0	0	0	2.500
402	10	00	00	Productos varios y útiles diversos	47.500	0	0	0	0	0	47.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.000	0	0	0	0	0	3.000
402	10	08	00	Materiales para equipos de computación	33.000	0	0	0	0	0	33.000
402	10	99	00	Otros productos y útiles diversos	11.500	0	0	0	0	0	11.500
402	99	00	00	Otros materiales y suministros	9.500	0	0	0	0	0	9.500
402	99	01	00	Otros materiales y suministros	9.500	0	0	0	0	0	9.500
403	**00**	**00**	**00**	**Servicios no personales**	**110.500**	**0**	**0**	**0**	**0**	0	**110.500**
403	09	00	00	Viáticos y pasajes	41.666	0	0	0	0	0	41.666
403	09	01	00	Viáticos y pasajes dentro del país	41.666	0	0	0	0	0	41.666
403	10	00	00	Servicios profesionales y técnicos	48.667	0	0	0	0	0	48.667
403	10	99	00	Otros servicios profesionales y técnicos	48.667	0	0	0	0	0	48.667
403	18	00	00	Impuestos indirectos	20.167	0	0	0	0	0	20.167
403	18	01	00	Impuesto al valor agregado	20.167	0	0	0	0	0	20.167
				Totales	**561.833**	**0**	**0**	**0**	**0**	0	**561.833**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119270 600051000 SEGUIMIENTO DE LOS MECANISMOS DE COOPERACIÓN BILATERAL CON LA REPÚBLICA POPULAR CHINA 2013

OBJETIVO DEL PROYECTO: COORDINAR EL SEGUIMIENTO OPORTUNO, EFICIENTE Y EFECTIVO DE LA CARTERA DE PROYECTOS QUE SE EJECUTAN A TRAVÉS DE LA COMISIÓN MIXTA DE ALTO NIVEL VENEZUELA- CHINA, A TRAVÉS DE LA SECRETARIA TÉCNICA DE DICHA COMISIÓN

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600051003 MANTENER LA BASE DE INFORMACIÓN DE LA CMAN ACTUALIZADA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**350.000**	**0**	**0**	**0**	**0**	0	**350.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	350.000	0	0	0	0	0	350.000
401	01	18	00	Remuneraciones al personal contratado	350.000	0	0	0	0	0	350.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**101.333**	**0**	**0**	**0**	**0**	0	**101.333**
402	05	00	00	Productos de papel, cartón e impresos	44.333	0	0	0	0	0	44.333
402	05	03	00	Productos de papel y cartón para oficina	33.666	0	0	0	0	0	33.666
402	05	04	00	Libros, revistas y periódicos	5.167	0	0	0	0	0	5.167
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.000	0	0	0	0	0	3.000
402	05	99	00	Otros productos de pulpa, papel y cartón	2.500	0	0	0	0	0	2.500
402	10	00	00	Productos varios y útiles diversos	47.500	0	0	0	0	0	47.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.000	0	0	0	0	0	3.000
402	10	08	00	Materiales para equipos de computación	33.000	0	0	0	0	0	33.000
402	10	99	00	Otros productos y útiles diversos	11.500	0	0	0	0	0	11.500
402	99	00	00	Otros materiales y suministros	9.500	0	0	0	0	0	9.500
402	99	01	00	Otros materiales y suministros	9.500	0	0	0	0	0	9.500
403	**00**	**00**	**00**	**Servicios no personales**	**110.500**	**0**	**0**	**0**	**0**	0	**110.500**
403	09	00	00	Viáticos y pasajes	41.667	0	0	0	0	0	41.667
403	09	01	00	Viáticos y pasajes dentro del país	41.667	0	0	0	0	0	41.667
403	10	00	00	Servicios profesionales y técnicos	48.666	0	0	0	0	0	48.666
403	10	99	00	Otros servicios profesionales y técnicos	48.666	0	0	0	0	0	48.666
403	18	00	00	Impuestos indirectos	20.167	0	0	0	0	0	20.167
403	18	01	00	Impuesto al valor agregado	20.167	0	0	0	0	0	20.167
				Totales	**561.833**	**0**	**0**	**0**	**0**	0	**561.833**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119317 600052000 EVALUACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: EVALUAR LOS PROYECTOS DE INVERSIÓN PÚBLICA NACIONAL, MEDIANTE EL ANÁLISIS DE INDICADORES QUE PERMITAN CONOCER SU DISTRIBUCIÓN EN EL TERRITORIO Y LA CONTRIBUCIÓN DE LAS METAS Y RESULTADOS, AL LOGRO DE LOS CAMBIOS O DESENCADENANTES ESTRUCTURALES DESEADOS, INFORMACIÓN REQUERIDA PARA LA DEFINICIÓN O REFORMULACIÓN DE LAS LÍNEAS Y OBJETIVOS ESTRATÉGICOS DE PLANIFICACIÓN TERRITORIAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 26

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**512.808**	**0**	**0**	**0**	**0**	**0**	**512.808**
401	01	00	00	Sueldos, salarios y otras retribuciones	512.808	0	0	0	0	0	512.808
401	01	18	00	Remuneraciones al personal contratado	378.000	0	0	0	0	0	378.000
401	01	99	00	Otras retribuciones	134.808	0	0	0	0	0	134.808
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**104.655**	**0**	**0**	**0**	**0**	**0**	**104.655**
402	05	00	00	Productos de papel, cartón e impresos	62.793	0	0	0	0	0	62.793
402	05	03	00	Productos de papel y cartón para oficina	25.117	0	0	0	0	0	25.117
402	05	04	00	Libros, revistas y periódicos	6.279	0	0	0	0	0	6.279
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	31.397	0	0	0	0	0	31.397
402	10	00	00	Productos varios y útiles diversos	31.397	0	0	0	0	0	31.397
402	10	08	00	Materiales para equipos de computación	31.397	0	0	0	0	0	31.397
402	99	00	00	Otros materiales y suministros	10.465	0	0	0	0	0	10.465
402	99	01	00	Otros materiales y suministros	10.465	0	0	0	0	0	10.465
403	**00**	**00**	**00**	**Servicios no personales**	**324.430**	**0**	**0**	**0**	**0**	**0**	**324.430**
403	09	00	00	Viáticos y pasajes	151.509	0	0	0	0	0	151.509
403	09	01	00	Viáticos y pasajes dentro del país	151.509	0	0	0	0	0	151.509
403	10	00	00	Servicios profesionales y técnicos	84.352	0	0	0	0	0	84.352
403	10	07	00	Servicios de capacitación y adiestramiento	84.352	0	0	0	0	0	84.352
403	18	00	00	Impuestos indirectos	56.126	0	0	0	0	0	56.126
403	18	01	00	Impuesto al valor agregado	56.126	0	0	0	0	0	56.126
403	99	00	00	Otros servicios no personales	32.443	0	0	0	0	0	32.443
403	99	01	00	Otros servicios no personales	32.443	0	0	0	0	0	32.443
404	**00**	**00**	**00**	**Activos reales**	**104.655**	**0**	**0**	**0**	**0**	**0**	**104.655**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	77.445	0	0	0	0	0	77.445
404	09	01	00	Mobiliario y equipos de oficina	18.838	0	0	0	0	0	18.838
404	09	02	00	Equipos de computación	18.838	0	0	0	0	0	18.838
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	39.769	0	0	0	0	0	39.769
404	99	00	00	Otros activos reales	27.210	0	0	0	0	0	27.210

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119317 600052000 EVALUACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: EVALUAR LOS PROYECTOS DE INVERSIÓN PÚBLICA NACIONAL, MEDIANTE EL ANÁLISIS DE INDICADORES QUE PERMITAN CONOCER SU DISTRIBUCIÓN EN EL TERRITORIO Y LA CONTRIBUCIÓN DE LAS METAS Y RESULTADOS, AL LOGRO DE LOS CAMBIOS O DESENCADENANTES ESTRUCTURALES DESEADOS, INFORMACIÓN REQUERIDA PARA LA DEFINICIÓN O REFORMULACIÓN DE LAS LÍNEAS Y OBJETIVOS ESTRATÉGICOS DE PLANIFICACIÓN TERRITORIAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 26

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	27.210	0	0	0	0	0	27.210
				Totales	**1.046.548**	**0**	**0**	**0**	**0**	**0**	**1.046.548**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119317 600052000 EVALUACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: EVALUAR LOS PROYECTOS DE INVERSIÓN PÚBLICA NACIONAL, MEDIANTE EL ANÁLISIS DE INDICADORES QUE PERMITAN CONOCER SU DISTRIBUCIÓN EN EL TERRITORIO Y LA CONTRIBUCIÓN DE LAS METAS Y RESULTADOS, AL LOGRO DE LOS CAMBIOS O DESENCADENANTES ESTRUCTURALES DESEADOS, INFORMACIÓN REQUERIDA PARA LA DEFINICIÓN O REFORMULACIÓN DE LAS LÍNEAS Y OBJETIVOS ESTRATÉGICOS DE PLANIFICACIÓN TERRITORIAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 26

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119317 600052000 EVALUACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: EVALUAR LOS PROYECTOS DE INVERSIÓN PÚBLICA NACIONAL, MEDIANTE EL ANÁLISIS DE INDICADORES QUE PERMITAN CONOCER SU DISTRIBUCIÓN EN EL TERRITORIO Y LA CONTRIBUCIÓN DE LAS METAS Y RESULTADOS, AL LOGRO DE LOS CAMBIOS O DESENCADENANTES ESTRUCTURALES DESEADOS, INFORMACIÓN REQUERIDA PARA LA DEFINICIÓN O REFORMULACIÓN DE LAS LÍNEAS Y OBJETIVOS ESTRATÉGICOS DE PLANIFICACIÓN TERRITORIAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 26

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600052001 DIAGNÓSTICO DE LA INVERSIÓN PÚBLICA NACIONAL EN EL TERRITORIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EVALUACIÓN Y SEGUIMIENTO DE INVERSIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**128.202**	**0**	**0**	**0**	**0**	0	**128.202**
401	01	00	00	Sueldos, salarios y otras retribuciones	128.202	0	0	0	0	0	128.202
401	01	18	00	Remuneraciones al personal contratado	108.000	0	0	0	0	0	108.000
401	01	99	00	Otras retribuciones	20.202	0	0	0	0	0	20.202
403	**00**	**00**	**00**	**Servicios no personales**	**42.176**	**0**	**0**	**0**	**0**	0	**42.176**
403	09	00	00	Viáticos y pasajes	21.088	0	0	0	0	0	21.088
403	09	01	00	Viáticos y pasajes dentro del país	21.088	0	0	0	0	0	21.088
403	10	00	00	Servicios profesionales y técnicos	8.435	0	0	0	0	0	8.435
403	10	07	00	Servicios de capacitación y adiestramiento	8.435	0	0	0	0	0	8.435
403	18	00	00	Impuestos indirectos	8.435	0	0	0	0	0	8.435
403	18	01	00	Impuesto al valor agregado	8.435	0	0	0	0	0	8.435
403	99	00	00	Otros servicios no personales	4.218	0	0	0	0	0	4.218
403	99	01	00	Otros servicios no personales	4.218	0	0	0	0	0	4.218
404	**00**	**00**	**00**	**Activos reales**	**41.862**	**0**	**0**	**0**	**0**	0	**41.862**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.931	0	0	0	0	0	20.931
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	20.931	0	0	0	0	0	20.931
404	99	00	00	Otros activos reales	20.931	0	0	0	0	0	20.931
404	99	01	00	Otros activos reales	20.931	0	0	0	0	0	20.931
				Totales	**212.240**	**0**	**0**	**0**	**0**	0	**212.240**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119317 600052000 EVALUACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: EVALUAR LOS PROYECTOS DE INVERSIÓN PÚBLICA NACIONAL, MEDIANTE EL ANÁLISIS DE INDICADORES QUE PERMITAN CONOCER SU DISTRIBUCIÓN EN EL TERRITORIO Y LA CONTRIBUCIÓN DE LAS METAS Y RESULTADOS, AL LOGRO DE LOS CAMBIOS O DESENCADENANTES ESTRUCTURALES DESEADOS, INFORMACIÓN REQUERIDA PARA LA DEFINICIÓN O REFORMULACIÓN DE LAS LÍNEAS Y OBJETIVOS ESTRATÉGICOS DE PLANIFICACIÓN TERRITORIAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 26

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600052002 ANÁLISIS DE LOS INDICADORES DE EVALUACIÓN A LA EJECUCIÓN FÍSICA Y FINANCIERA DE LOS PROYECTOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EVALUACIÓN Y SEGUIMIENTO DE INVERSIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**87.177**	**0**	**0**	**0**	**0**	0	**87.177**
401	01	00	00	Sueldos, salarios y otras retribuciones	87.177	0	0	0	0	0	87.177
401	01	18	00	Remuneraciones al personal contratado	54.000	0	0	0	0	0	54.000
401	01	99	00	Otras retribuciones	33.177	0	0	0	0	0	33.177
403	**00**	**00**	**00**	**Servicios no personales**	**129.772**	**0**	**0**	**0**	**0**	0	**129.772**
403	09	00	00	Viáticos y pasajes	64.886	0	0	0	0	0	64.886
403	09	01	00	Viáticos y pasajes dentro del país	64.886	0	0	0	0	0	64.886
403	10	00	00	Servicios profesionales y técnicos	38.932	0	0	0	0	0	38.932
403	10	07	00	Servicios de capacitación y adiestramiento	38.932	0	0	0	0	0	38.932
403	18	00	00	Impuestos indirectos	12.977	0	0	0	0	0	12.977
403	18	01	00	Impuesto al valor agregado	12.977	0	0	0	0	0	12.977
403	99	00	00	Otros servicios no personales	12.977	0	0	0	0	0	12.977
403	99	01	00	Otros servicios no personales	12.977	0	0	0	0	0	12.977
				Totales	**216.949**	**0**	**0**	**0**	**0**	0	**216.949**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119317 600052000 EVALUACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: EVALUAR LOS PROYECTOS DE INVERSIÓN PÚBLICA NACIONAL, MEDIANTE EL ANÁLISIS DE INDICADORES QUE PERMITAN CONOCER SU DISTRIBUCIÓN EN EL TERRITORIO Y LA CONTRIBUCIÓN DE LAS METAS Y RESULTADOS, AL LOGRO DE LOS CAMBIOS O DESENCADENANTES ESTRUCTURALES DESEADOS, INFORMACIÓN REQUERIDA PARA LA DEFINICIÓN O REFORMULACIÓN DE LAS LÍNEAS Y OBJETIVOS ESTRATÉGICOS DE PLANIFICACIÓN TERRITORIAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 26

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600052003 EVALUACIÓN DE METAS PROPUESTAS Y RESULTADOS DE LOS PROYECTOS DE INVERSIÓN EN EL TERRITORIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EVALUACIÓN Y SEGUIMIENTO DE INVERSIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**128.202**	**0**	**0**	**0**	**0**	0	**128.202**
401	01	00	00	Sueldos, salarios y otras retribuciones	128.202	0	0	0	0	0	128.202
401	01	18	00	Remuneraciones al personal contratado	108.000	0	0	0	0	0	108.000
401	01	99	00	Otras retribuciones	20.202	0	0	0	0	0	20.202
403	**00**	**00**	**00**	**Servicios no personales**	**87.596**	**0**	**0**	**0**	**0**	0	**87.596**
403	09	00	00	Viáticos y pasajes	43.798	0	0	0	0	0	43.798
403	09	01	00	Viáticos y pasajes dentro del país	43.798	0	0	0	0	0	43.798
403	10	00	00	Servicios profesionales y técnicos	26.279	0	0	0	0	0	26.279
403	10	07	00	Servicios de capacitación y adiestramiento	26.279	0	0	0	0	0	26.279
403	18	00	00	Impuestos indirectos	8.760	0	0	0	0	0	8.760
403	18	01	00	Impuesto al valor agregado	8.760	0	0	0	0	0	8.760
403	99	00	00	Otros servicios no personales	8.759	0	0	0	0	0	8.759
403	99	01	00	Otros servicios no personales	8.759	0	0	0	0	0	8.759
				Totales	**215.798**	**0**	**0**	**0**	**0**	0	**215.798**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119317 600052000 EVALUACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: EVALUAR LOS PROYECTOS DE INVERSIÓN PÚBLICA NACIONAL, MEDIANTE EL ANÁLISIS DE INDICADORES QUE PERMITAN CONOCER SU DISTRIBUCIÓN EN EL TERRITORIO Y LA CONTRIBUCIÓN DE LAS METAS Y RESULTADOS, AL LOGRO DE LOS CAMBIOS O DESENCADENANTES ESTRUCTURALES DESEADOS, INFORMACIÓN REQUERIDA PARA LA DEFINICIÓN O REFORMULACIÓN DE LAS LÍNEAS Y OBJETIVOS ESTRATÉGICOS DE PLANIFICACIÓN TERRITORIAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 26

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600052004 ESTRUCTURACIÓN DE DOCUMENTOS PARA LA PUBLICACIÓN DEL DIAGNÓSTICO TERRITORIAL EN DOSSIER

UNIDAD DE MEDIDA: DOCUMENTO **META:** 25

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EVALUACIÓN Y SEGUIMIENTO DE INVERSIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**66.665**	**0**	**0**	**0**	**0**	0	**66.665**
401	01	00	00	Sueldos, salarios y otras retribuciones	66.665	0	0	0	0	0	66.665
401	01	18	00	Remuneraciones al personal contratado	54.000	0	0	0	0	0	54.000
401	01	99	00	Otras retribuciones	12.665	0	0	0	0	0	12.665
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**41.862**	**0**	**0**	**0**	**0**	0	**41.862**
402	05	00	00	Productos de papel, cartón e impresos	25.117	0	0	0	0	0	25.117
402	05	03	00	Productos de papel y cartón para oficina	6.279	0	0	0	0	0	6.279
402	05	04	00	Libros, revistas y periódicos	6.279	0	0	0	0	0	6.279
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	12.559	0	0	0	0	0	12.559
402	10	00	00	Productos varios y útiles diversos	12.559	0	0	0	0	0	12.559
402	10	08	00	Materiales para equipos de computación	12.559	0	0	0	0	0	12.559
402	99	00	00	Otros materiales y suministros	4.186	0	0	0	0	0	4.186
402	99	01	00	Otros materiales y suministros	4.186	0	0	0	0	0	4.186
403	**00**	**00**	**00**	**Servicios no personales**	**42.176**	**0**	**0**	**0**	**0**	0	**42.176**
403	09	00	00	Viáticos y pasajes	12.653	0	0	0	0	0	12.653
403	09	01	00	Viáticos y pasajes dentro del país	12.653	0	0	0	0	0	12.653
403	10	00	00	Servicios profesionales y técnicos	8.435	0	0	0	0	0	8.435
403	10	07	00	Servicios de capacitación y adiestramiento	8.435	0	0	0	0	0	8.435
403	18	00	00	Impuestos indirectos	16.870	0	0	0	0	0	16.870
403	18	01	00	Impuesto al valor agregado	16.870	0	0	0	0	0	16.870
403	99	00	00	Otros servicios no personales	4.218	0	0	0	0	0	4.218
403	99	01	00	Otros servicios no personales	4.218	0	0	0	0	0	4.218
404	**00**	**00**	**00**	**Activos reales**	**62.793**	**0**	**0**	**0**	**0**	0	**62.793**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119317 600052000 EVALUACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: EVALUAR LOS PROYECTOS DE INVERSIÓN PÚBLICA NACIONAL, MEDIANTE EL ANÁLISIS DE INDICADORES QUE PERMITAN CONOCER SU DISTRIBUCIÓN EN EL TERRITORIO Y LA CONTRIBUCIÓN DE LAS METAS Y RESULTADOS, AL LOGRO DE LOS CAMBIOS O DESENCADENANTES ESTRUCTURALES DESEADOS, INFORMACIÓN REQUERIDA PARA LA DEFINICIÓN O REFORMULACIÓN DE LAS LÍNEAS Y OBJETIVOS ESTRATÉGICOS DE PLANIFICACIÓN TERRITORIAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 26

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600052004 ESTRUCTURACIÓN DE DOCUMENTOS PARA LA PUBLICACIÓN DEL DIAGNÓSTICO TERRITORIAL EN DOSSIER

UNIDAD DE MEDIDA: DOCUMENTO **META:** 25

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EVALUACIÓN Y SEGUIMIENTO DE INVERSIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	56.514	0	0	0	0	0	56.514
404	09	01	00	Mobiliario y equipos de oficina	18.838	0	0	0	0	0	18.838
404	09	02	00	Equipos de computación	18.838	0	0	0	0	0	18.838
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	18.838	0	0	0	0	0	18.838
404	99	00	00	Otros activos reales	6.279	0	0	0	0	0	6.279
404	99	01	00	Otros activos reales	6.279	0	0	0	0	0	6.279
				Totales	**213.496**	**0**	**0**	**0**	**0**	0	**213.496**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119317 600052000 EVALUACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: EVALUAR LOS PROYECTOS DE INVERSIÓN PÚBLICA NACIONAL, MEDIANTE EL ANÁLISIS DE INDICADORES QUE PERMITAN CONOCER SU DISTRIBUCIÓN EN EL TERRITORIO Y LA CONTRIBUCIÓN DE LAS METAS Y RESULTADOS, AL LOGRO DE LOS CAMBIOS O DESENCADENANTES ESTRUCTURALES DESEADOS, INFORMACIÓN REQUERIDA PARA LA DEFINICIÓN O REFORMULACIÓN DE LAS LÍNEAS Y OBJETIVOS ESTRATÉGICOS DE PLANIFICACIÓN TERRITORIAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 26

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600052005 PRODUCCIÓN DE DOCUMENTO DE EVALUACIÓN DE LA INVERSIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EVALUACIÓN Y SEGUIMIENTO DE INVERSIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**102.562**	**0**	**0**	**0**	**0**	0	**102.562**
401	01	00	00	Sueldos, salarios y otras retribuciones	102.562	0	0	0	0	0	102.562
401	01	18	00	Remuneraciones al personal contratado	54.000	0	0	0	0	0	54.000
401	01	99	00	Otras retribuciones	48.562	0	0	0	0	0	48.562
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**62.793**	**0**	**0**	**0**	**0**	0	**62.793**
402	05	00	00	Productos de papel, cartón e impresos	37.676	0	0	0	0	0	37.676
402	05	03	00	Productos de papel y cartón para oficina	18.838	0	0	0	0	0	18.838
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	18.838	0	0	0	0	0	18.838
402	10	00	00	Productos varios y útiles diversos	18.838	0	0	0	0	0	18.838
402	10	08	00	Materiales para equipos de computación	18.838	0	0	0	0	0	18.838
402	99	00	00	Otros materiales y suministros	6.279	0	0	0	0	0	6.279
402	99	01	00	Otros materiales y suministros	6.279	0	0	0	0	0	6.279
403	**00**	**00**	**00**	**Servicios no personales**	**22.710**	**0**	**0**	**0**	**0**	0	**22.710**
403	09	00	00	Viáticos y pasajes	9.084	0	0	0	0	0	9.084
403	09	01	00	Viáticos y pasajes dentro del país	9.084	0	0	0	0	0	9.084
403	10	00	00	Servicios profesionales y técnicos	2.271	0	0	0	0	0	2.271
403	10	07	00	Servicios de capacitación y adiestramiento	2.271	0	0	0	0	0	2.271
403	18	00	00	Impuestos indirectos	9.084	0	0	0	0	0	9.084
403	18	01	00	Impuesto al valor agregado	9.084	0	0	0	0	0	9.084
403	99	00	00	Otros servicios no personales	2.271	0	0	0	0	0	2.271
403	99	01	00	Otros servicios no personales	2.271	0	0	0	0	0	2.271
				Totales	**188.065**	**0**	**0**	**0**	**0**	0	**188.065**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119405 600053000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: CONTINUAR DESARROLLANDO ACCIONES ORIENTADAS A CONTRIBUIR CON LA CONSTRUCCIÓN DE LA NUEVA GEOPOLÍTICA INTERNACIONAL, POR MEDIO DE LA DIVERSIFICACIÓN Y LAS RELACIONES ECONÓMICAS Y FINANCIERAS, DE ACUERDO CON EL ESTABLECIMIENTO DE ÁREAS DE INTERÉS GEOESTRATÉGICAS, UBICADAS EN EL PLAN DE LA NACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 18

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**85.724**	**0**	**0**	**0**	**0**	**0**	**85.724**
402	01	00	00	Productos alimenticios y agropecuarios	6.747	0	0	0	0	0	6.747
402	01	01	00	Alimentos y bebidas para personas	6.747	0	0	0	0	0	6.747
402	05	00	00	Productos de papel, cartón e impresos	10.559	0	0	0	0	0	10.559
402	05	01	00	Pulpa de madera, papel y cartón	787	0	0	0	0	0	787
402	05	03	00	Productos de papel y cartón para oficina	9.772	0	0	0	0	0	9.772
402	06	00	00	Productos químicos y derivados	3.965	0	0	0	0	0	3.965
402	06	04	00	Productos farmacéuticos y medicamentos	565	0	0	0	0	0	565
402	06	08	00	Productos plásticos	3.400	0	0	0	0	0	3.400
402	10	00	00	Productos varios y útiles diversos	64.453	0	0	0	0	0	64.453
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.721	0	0	0	0	0	3.721
402	10	08	00	Materiales para equipos de computación	60.732	0	0	0	0	0	60.732
403	**00**	**00**	**00**	**Servicios no personales**	**307.080**	**0**	**0**	**0**	**0**	**0**	**307.080**
403	09	00	00	Viáticos y pasajes	198.497	0	0	0	0	0	198.497
403	09	01	00	Viáticos y pasajes dentro del país	8.296	0	0	0	0	0	8.296
403	09	02	00	Viáticos y pasajes fuera del país	190.201	0	0	0	0	0	190.201
403	10	00	00	Servicios profesionales y técnicos	56.848	0	0	0	0	0	56.848
403	10	07	00	Servicios de capacitación y adiestramiento	56.848	0	0	0	0	0	56.848
403	18	00	00	Impuestos indirectos	51.735	0	0	0	0	0	51.735
403	18	01	00	Impuesto al valor agregado	51.735	0	0	0	0	0	51.735
404	**00**	**00**	**00**	**Activos reales**	**57.740**	**0**	**0**	**0**	**0**	**0**	**57.740**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	57.740	0	0	0	0	0	57.740
404	09	01	00	Mobiliario y equipos de oficina	12.292	0	0	0	0	0	12.292
404	09	02	00	Equipos de computación	45.448	0	0	0	0	0	45.448
				Totales	**450.544**	**0**	**0**	**0**	**0**	**0**	**450.544**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119405 600053000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: CONTINUAR DESARROLLANDO ACCIONES ORIENTADAS A CONTRIBUIR CON LA CONSTRUCCIÓN DE LA NUEVA GEOPOLÍTICA INTERNACIONAL, POR MEDIO DE LA DIVERSIFICACIÓN Y LAS RELACIONES ECONÓMICAS Y FINANCIERAS, DE ACUERDO CON EL ESTABLECIMIENTO DE ÁREAS DE INTERÉS GEOESTRATÉGICAS, UBICADAS EN EL PLAN DE LA NACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 18

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119405 600053000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: CONTINUAR DESARROLLANDO ACCIONES ORIENTADAS A CONTRIBUIR CON LA CONSTRUCCIÓN DE LA NUEVA GEOPOLÍTICA INTERNACIONAL, POR MEDIO DE LA DIVERSIFICACIÓN Y LAS RELACIONES ECONÓMICAS Y FINANCIERAS, DE ACUERDO CON EL ESTABLECIMIENTO DE ÁREAS DE INTERÉS GEOESTRATÉGICAS, UBICADAS EN EL PLAN DE LA NACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 18

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600053001 NEGOCIACION Y SEGUIMIENTO A LOS INSTRUMENTOS Y MECANISMOS DE FINANCIAMIENTO DE LA NAFR

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**21.431**	**0**	**0**	**0**	**0**	0	**21.431**
402	01	00	00	Productos alimenticios y agropecuarios	1.687	0	0	0	0	0	1.687
402	01	01	00	Alimentos y bebidas para personas	1.687	0	0	0	0	0	1.687
402	05	00	00	Productos de papel, cartón e impresos	2.640	0	0	0	0	0	2.640
402	05	01	00	Pulpa de madera, papel y cartón	197	0	0	0	0	0	197
402	05	03	00	Productos de papel y cartón para oficina	2.443	0	0	0	0	0	2.443
402	06	00	00	Productos químicos y derivados	991	0	0	0	0	0	991
402	06	04	00	Productos farmacéuticos y medicamentos	141	0	0	0	0	0	141
402	06	08	00	Productos plásticos	850	0	0	0	0	0	850
402	10	00	00	Productos varios y útiles diversos	16.113	0	0	0	0	0	16.113
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	930	0	0	0	0	0	930
402	10	06	00	Materiales para equipos de computación	15.183	0	0	0	0	0	15.183
403	**00**	**00**	**00**	**Servicios no personales**	**70.568**	**0**	**0**	**0**	**0**	0	**70.568**
403	09	00	00	Viáticos y pasajes	43.422	0	0	0	0	0	43.422
403	09	01	00	Viáticos y pasajes dentro del país	2.074	0	0	0	0	0	2.074
403	09	02	00	Viáticos y pasajes fuera del país	41.348	0	0	0	0	0	41.348
403	10	00	00	Servicios profesionales y técnicos	14.212	0	0	0	0	0	14.212
403	10	07	00	Servicios de capacitación y adiestramiento	14.212	0	0	0	0	0	14.212
403	18	00	00	Impuestos indirectos	12.934	0	0	0	0	0	12.934
403	18	01	00	Impuesto al valor agregado	12.934	0	0	0	0	0	12.934
404	**00**	**00**	**00**	**Activos reales**	**14.435**	**0**	**0**	**0**	**0**	0	**14.435**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.435	0	0	0	0	0	14.435
404	09	01	00	Mobiliario y equipos de oficina	3.073	0	0	0	0	0	3.073
404	09	02	00	Equipos de computación	11.362	0	0	0	0	0	11.362

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119405 600053000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: CONTINUAR DESARROLLANDO ACCIONES ORIENTADAS A CONTRIBUIR CON LA CONSTRUCCIÓN DE LA NUEVA GEOPOLÍTICA INTERNACIONAL, POR MEDIO DE LA DIVERSIFICACIÓN Y LAS RELACIONES ECONÓMICAS Y FINANCIERAS, DE ACUERDO CON EL ESTABLECIMIENTO DE ÁREAS DE INTERÉS GEOESTRATÉGICAS, UBICADAS EN EL PLAN DE LA NACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 18

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600053001 NEGOCIACION Y SEGUIMIENTO A LOS INSTRUMENTOS Y MECANISMOS DE FINANCIAMIENTO DE LA NAFR

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**106.434**	0	0	0	0	0	**106.434**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119405 600053000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: CONTINUAR DESARROLLANDO ACCIONES ORIENTADAS A CONTRIBUIR CON LA CONSTRUCCIÓN DE LA NUEVA GEOPOLÍTICA INTERNACIONAL, POR MEDIO DE LA DIVERSIFICACIÓN Y LAS RELACIONES ECONÓMICAS Y FINANCIERAS, DE ACUERDO CON EL ESTABLECIMIENTO DE ÁREAS DE INTERÉS GEOESTRATÉGICAS, UBICADAS EN EL PLAN DE LA NACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 18

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600053002 SEGUIMIENTO A LOS FONDOS BINACIONALES QUE ESTÁN BAJO LA ADMINISTRACIÓN Y/O RESPONSABILIDAD DEL DESPACHO DEL VICEMINISTERIO DE HACIENDA

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.002**	**0**	**0**	**0**	**0**	0	**30.002**
402	01	00	00	Productos alimenticios y agropecuarios	2.361	0	0	0	0	0	2.361
402	01	01	00	Alimentos y bebidas para personas	2.361	0	0	0	0	0	2.361
402	05	00	00	Productos de papel, cartón e impresos	3.695	0	0	0	0	0	3.695
402	05	01	00	Pulpa de madera, papel y cartón	275	0	0	0	0	0	275
402	05	03	00	Productos de papel y cartón para oficina	3.420	0	0	0	0	0	3.420
402	06	00	00	Productos químicos y derivados	1.388	0	0	0	0	0	1.388
402	06	04	00	Productos farmacéuticos y medicamentos	198	0	0	0	0	0	198
402	06	08	00	Productos plásticos	1.190	0	0	0	0	0	1.190
402	10	00	00	Productos varios y útiles diversos	22.558	0	0	0	0	0	22.558
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.302	0	0	0	0	0	1.302
402	10	08	00	Materiales para equipos de computación	21.256	0	0	0	0	0	21.256
403	**00**	**00**	**00**	**Servicios no personales**	**123.604**	**0**	**0**	**0**	**0**	0	**123.604**
403	09	00	00	Viáticos y pasajes	85.600	0	0	0	0	0	85.600
403	09	01	00	Viáticos y pasajes dentro del país	2.904	0	0	0	0	0	2.904
403	09	02	00	Viáticos y pasajes fuera del país	82.696	0	0	0	0	0	82.696
403	10	00	00	Servicios profesionales y técnicos	19.897	0	0	0	0	0	19.897
403	10	07	00	Servicios de capacitación y adiestramiento	19.897	0	0	0	0	0	19.897
403	18	00	00	Impuestos indirectos	18.107	0	0	0	0	0	18.107
403	18	01	00	Impuesto al valor agregado	18.107	0	0	0	0	0	18.107
404	**00**	**00**	**00**	**Activos reales**	**20.209**	**0**	**0**	**0**	**0**	0	**20.209**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.209	0	0	0	0	0	20.209
404	09	01	00	Mobiliario y equipos de oficina	4.302	0	0	0	0	0	4.302
404	09	02	00	Equipos de computación	15.907	0	0	0	0	0	15.907

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119405 600053000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: CONTINUAR DESARROLLANDO ACCIONES ORIENTADAS A CONTRIBUIR CON LA CONSTRUCCIÓN DE LA NUEVA GEOPOLÍTICA INTERNACIONAL, POR MEDIO DE LA DIVERSIFICACIÓN Y LAS RELACIONES ECONÓMICAS Y FINANCIERAS, DE ACUERDO CON EL ESTABLECIMIENTO DE ÁREAS DE INTERÉS GEOESTRATÉGICAS, UBICADAS EN EL PLAN DE LA NACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 18

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600053002 SEGUIMIENTO A LOS FONDOS BINACIONALES QUE ESTÁN BAJO LA ADMINISTRACIÓN Y/O RESPONSABILIDAD DEL DESPACHO DEL VICEMINISTERIO DE HACIENDA

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**173.815**	0	0	0	0	0	**173.815**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119405 600053000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: CONTINUAR DESARROLLANDO ACCIONES ORIENTADAS A CONTRIBUIR CON LA CONSTRUCCIÓN DE LA NUEVA GEOPOLÍTICA INTERNACIONAL, POR MEDIO DE LA DIVERSIFICACIÓN Y LAS RELACIONES ECONÓMICAS Y FINANCIERAS, DE ACUERDO CON EL ESTABLECIMIENTO DE ÁREAS DE INTERÉS GEOESTRATÉGICAS, UBICADAS EN EL PLAN DE LA NACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 18

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600053003 PARTICIPACIÓN EN REUNIONES BILATERALES Y/O MULTILATERALES DE ALTO NIVEL INHERENTES AL ÁREA ECONÓMICA FINANCIERA

UNIDAD DE MEDIDA: EVENTO **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**21.432**	**0**	**0**	**0**	**0**	0	**21.432**
402	01	00	00	Productos alimenticios y agropecuarios	1.687	0	0	0	0	0	1.687
402	01	01	00	Alimentos y bebidas para personas	1.687	0	0	0	0	0	1.687
402	05	00	00	Productos de papel, cartón e impresos	2.640	0	0	0	0	0	2.640
402	05	01	00	Pulpa de madera, papel y cartón	197	0	0	0	0	0	197
402	05	03	00	Productos de papel y cartón para oficina	2.443	0	0	0	0	0	2.443
402	06	00	00	Productos químicos y derivados	991	0	0	0	0	0	991
402	06	04	00	Productos farmacéuticos y medicamentos	141	0	0	0	0	0	141
402	06	08	00	Productos plásticos	850	0	0	0	0	0	850
402	10	00	00	Productos varios y útiles diversos	16.114	0	0	0	0	0	16.114
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	931	0	0	0	0	0	931
402	10	08	00	Materiales para equipos de computación	15.183	0	0	0	0	0	15.183
403	**00**	**00**	**00**	**Servicios no personales**	**70.568**	**0**	**0**	**0**	**0**	0	**70.568**
403	09	00	00	Viáticos y pasajes	43.422	0	0	0	0	0	43.422
403	09	01	00	Viáticos y pasajes dentro del país	2.074	0	0	0	0	0	2.074
403	09	02	00	Viáticos y pasajes fuera del país	41.348	0	0	0	0	0	41.348
403	10	00	00	Servicios profesionales y técnicos	14.212	0	0	0	0	0	14.212
403	10	07	00	Servicios de capacitación y adiestramiento	14.212	0	0	0	0	0	14.212
403	18	00	00	Impuestos indirectos	12.934	0	0	0	0	0	12.934
403	18	01	00	Impuesto al valor agregado	12.934	0	0	0	0	0	12.934
404	**00**	**00**	**00**	**Activos reales**	**14.435**	**0**	**0**	**0**	**0**	0	**14.435**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.435	0	0	0	0	0	14.435
404	09	01	00	Mobiliario y equipos de oficina	3.073	0	0	0	0	0	3.073
404	09	02	00	Equipos de computación	11.362	0	0	0	0	0	11.362

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119405 600053000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: CONTINUAR DESARROLLANDO ACCIONES ORIENTADAS A CONTRIBUIR CON LA CONSTRUCCIÓN DE LA NUEVA GEOPOLÍTICA INTERNACIONAL, POR MEDIO DE LA DIVERSIFICACIÓN Y LAS RELACIONES ECONÓMICAS Y FINANCIERAS, DE ACUERDO CON EL ESTABLECIMIENTO DE ÁREAS DE INTERÉS GEOESTRATÉGICAS, UBICADAS EN EL PLAN DE LA NACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 18

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600053003 PARTICIPACIÓN EN REUNIONES BILATERALES Y/O MULTILATERALES DE ALTO NIVEL INHERENTES AL ÁREA ECONÓMICA FINANCIERA

UNIDAD DE MEDIDA: EVENTO **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**106.435**	**0**	**0**	**0**	**0**	0	**106.435**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119405 600053000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: CONTINUAR DESARROLLANDO ACCIONES ORIENTADAS A CONTRIBUIR CON LA CONSTRUCCIÓN DE LA NUEVA GEOPOLÍTICA INTERNACIONAL, POR MEDIO DE LA DIVERSIFICACIÓN Y LAS RELACIONES ECONÓMICAS Y FINANCIERAS, DE ACUERDO CON EL ESTABLECIMIENTO DE ÁREAS DE INTERÉS GEOESTRATÉGICAS, UBICADAS EN EL PLAN DE LA NACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 18

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600053004 ASISTENCIA TECNOPOLÍTICA EN LA ELABORACIÓN DE DOCUMENTOS PARA FIJAR POSICIÓN PAÍS ANTE DIFERENTES INSTANCIAS INTERNACIONALES EN MATERIA ECONÓMICA Y FINANCIERA

UNIDAD DE MEDIDA: ASESORÍA **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.859**	**0**	**0**	**0**	**0**	0	**12.859**
402	01	00	00	Productos alimenticios y agropecuarios	1.012	0	0	0	0	0	1.012
402	01	01	00	Alimentos y bebidas para personas	1.012	0	0	0	0	0	1.012
402	05	00	00	Productos de papel, cartón e impresos	1.584	0	0	0	0	0	1.584
402	05	01	00	Pulpa de madera, papel y cartón	118	0	0	0	0	0	118
402	05	03	00	Productos de papel y cartón para oficina	1.466	0	0	0	0	0	1.466
402	06	00	00	Productos químicos y derivados	595	0	0	0	0	0	595
402	06	04	00	Productos farmacéuticos y medicamentos	85	0	0	0	0	0	85
402	06	08	00	Productos plásticos	510	0	0	0	0	0	510
402	10	00	00	Productos varios y útiles diversos	9.668	0	0	0	0	0	9.668
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	558	0	0	0	0	0	558
402	10	08	00	Materiales para equipos de computación	9.110	0	0	0	0	0	9.110
403	**00**	**00**	**00**	**Servicios no personales**	**42.340**	**0**	**0**	**0**	**0**	0	**42.340**
403	09	00	00	Viáticos y pasajes	26.053	0	0	0	0	0	26.053
403	09	01	00	Viáticos y pasajes dentro del país	1.244	0	0	0	0	0	1.244
403	09	02	00	Viáticos y pasajes fuera del país	24.809	0	0	0	0	0	24.809
403	10	00	00	Servicios profesionales y técnicos	8.527	0	0	0	0	0	8.527
403	10	07	00	Servicios de capacitación y adiestramiento	8.527	0	0	0	0	0	8.527
403	18	00	00	Impuestos indirectos	7.760	0	0	0	0	0	7.760
403	18	01	00	Impuesto al valor agregado	7.760	0	0	0	0	0	7.760
404	**00**	**00**	**00**	**Activos reales**	**8.661**	**0**	**0**	**0**	**0**	0	**8.661**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.661	0	0	0	0	0	8.661
404	09	01	00	Mobiliario y equipos de oficina	1.844	0	0	0	0	0	1.844
404	09	02	00	Equipos de computación	6.817	0	0	0	0	0	6.817

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119405 600053000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: CONTINUAR DESARROLLANDO ACCIONES ORIENTADAS A CONTRIBUIR CON LA CONSTRUCCIÓN DE LA NUEVA GEOPOLÍTICA INTERNACIONAL, POR MEDIO DE LA DIVERSIFICACIÓN Y LAS RELACIONES ECONÓMICAS Y FINANCIERAS, DE ACUERDO CON EL ESTABLECIMIENTO DE ÁREAS DE INTERÉS GEOESTRATÉGICAS, UBICADAS EN EL PLAN DE LA NACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 18

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600053004 ASISTENCIA TECNOPOLÍTICA EN LA ELABORACIÓN DE DOCUMENTOS PARA FIJAR POSICIÓN PAÍS ANTE DIFERENTES INSTANCIAS INTERNACIONALES EN MATERIA ECONÓMICA Y FINANCIERA

UNIDAD DE MEDIDA: ASESORÍA **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**63.860**	**0**	**0**	**0**	**0**	0	**63.860**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119489 600054000 ACTUALIZACIÓN Y MODERNIZACIÓN DEL REGISTRO NACIONAL DE FUNCIONARIOS Y FUNCIONARIAS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (III FASE)

OBJETIVO DEL PROYECTO: ACTUALIZAR Y CONSOLIDAR LA INFORMACIÓN DE LA TRAYECTORIA DE LOS FUNCIONARIOS Y FUNCIONARIAS DE LOS ÓRGANOS Y ENTES DE LA APN

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 360.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.500.000**	**0**	**0**	**0**	**0**	**0**	**2.500.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.500.000	0	0	0	0	0	2.500.000
401	01	18	00	Remuneraciones al personal contratado	2.500.000	0	0	0	0	0	2.500.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
402	05	00	00	Productos de papel, cartón e impresos	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	155.000	0	0	0	0	0	155.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	110.000	0	0	0	0	0	110.000
402	10	08	00	Materiales para equipos de computación	45.000	0	0	0	0	0	45.000
402	99	00	00	Otros materiales y suministros	45.000	0	0	0	0	0	45.000
402	99	01	00	Otros materiales y suministros	45.000	0	0	0	0	0	45.000
403	**00**	**00**	**00**	**Servicios no personales**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
403	18	00	00	Impuestos indirectos	100.000	0	0	0	0	0	100.000
403	18	01	00	Impuesto al valor agregado	100.000	0	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**350.000**	**0**	**0**	**0**	**0**	**0**	**350.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	350.000	0	0	0	0	0	350.000
404	09	01	00	Mobiliario y equipos de oficina	250.000	0	0	0	0	0	250.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
				Totales	**3.250.000**	**0**	**0**	**0**	**0**	**0**	**3.250.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119489 600054000 ACTUALIZACIÓN Y MODERNIZACIÓN DEL REGISTRO NACIONAL DE FUNCIONARIOS Y FUNCIONARIAS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (III FASE)

OBJETIVO DEL PROYECTO: ACTUALIZAR Y CONSOLIDAR LA INFORMACIÓN DE LA TRAYECTORIA DE LOS FUNCIONARIOS Y FUNCIONARIAS DE LOS ÓRGANOS Y ENTES DE LA APN

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 360.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119489 600054000 ACTUALIZACIÓN Y MODERNIZACIÓN DEL REGISTRO NACIONAL DE FUNCIONARIOS Y FUNCIONARIAS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (III FASE)

OBJETIVO DEL PROYECTO: ACTUALIZAR Y CONSOLIDAR LA INFORMACIÓN DE LA TRAYECTORIA DE LOS FUNCIONARIOS Y FUNCIONARIAS DE LOS ÓRGANOS Y ENTES DE LA APN

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 360.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600054001 FUSIONAR LOS EXPEDIENTES DE LOS FUNCIONARIOS Y FUNCIONARIAS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 360.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.000.000	0	0	0	0	0	1.000.000
401	01	18	00	Remuneraciones al personal contratado	1.000.000	0	0	0	0	0	1.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**
402	05	00	00	Productos de papel, cartón e impresos	50.000	0	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	80.000	0	0	0	0	0	80.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	40.000	0	0	0	0	0	40.000
402	10	08	00	Materiales para equipos de computación	40.000	0	0	0	0	0	40.000
402	99	00	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
402	99	01	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**30.000**	**0**	**0**	**0**	**0**	0	**30.000**
403	18	00	00	Impuestos indirectos	30.000	0	0	0	0	0	30.000
403	18	01	00	Impuesto al valor agregado	30.000	0	0	0	0	0	30.000
				Totales	**1.180.000**	**0**	**0**	**0**	**0**	0	**1.180.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119489 600054000 ACTUALIZACIÓN Y MODERNIZACIÓN DEL REGISTRO NACIONAL DE FUNCIONARIOS Y FUNCIONARIAS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (III FASE)

OBJETIVO DEL PROYECTO: ACTUALIZAR Y CONSOLIDAR LA INFORMACIÓN DE LA TRAYECTORIA DE LOS FUNCIONARIOS Y FUNCIONARIAS DE LOS ÓRGANOS Y ENTES DE LA APN

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 360.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600054002 CARGAR MANUALMENTE LOS MOVIMIENTOS DE PERSONAL EN EL SISTEMA DE REGISTRO NACIONAL DE FUNCIONARIOS PÚBLICOS

UNIDAD DE MEDIDA: MOVIMIENTO **META:** 360.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**30.000**	**0**	**0**	**0**	**0**	0	**30.000**
403	18	00	00	Impuestos indirectos	30.000	0	0	0	0	0	30.000
403	18	01	00	Impuesto al valor agregado	30.000	0	0	0	0	0	30.000
404	**00**	**00**	**00**	**Activos reales**	**350.000**	**0**	**0**	**0**	**0**	0	**350.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	350.000	0	0	0	0	0	350.000
404	09	01	00	Mobiliario y equipos de oficina	250.000	0	0	0	0	0	250.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
				Totales	**380.000**	**0**	**0**	**0**	**0**	0	**380.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119489 600054000 ACTUALIZACIÓN Y MODERNIZACIÓN DEL REGISTRO NACIONAL DE FUNCIONARIOS Y FUNCIONARIAS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (III FASE)

OBJETIVO DEL PROYECTO: ACTUALIZAR Y CONSOLIDAR LA INFORMACIÓN DE LA TRAYECTORIA DE LOS FUNCIONARIOS Y FUNCIONARIAS DE LOS ÓRGANOS Y ENTES DE LA APN

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 360.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600054003 DIGITALIZAR LOS EXPEDIENTES DE LOS FUNCIONARIOS Y FUNCIONARIAS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 260.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.500.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.500.000	0	0	0	0	0	1.500.000
401	01	18	00	Remuneraciones al personal contratado	1.500.000	0	0	0	0	0	1.500.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
402	05	00	00	Productos de papel, cartón e impresos	30.000	0	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	45.000	0	0	0	0	0	45.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	40.000	0	0	0	0	0	40.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
402	99	00	00	Otros materiales y suministros	25.000	0	0	0	0	0	25.000
402	99	01	00	Otros materiales y suministros	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
403	18	00	00	Impuestos indirectos	20.000	0	0	0	0	0	20.000
403	18	01	00	Impuesto al valor agregado	20.000	0	0	0	0	0	20.000
				Totales	**1.620.000**	**0**	**0**	**0**	**0**	**0**	**1.620.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119489 600054000 ACTUALIZACIÓN Y MODERNIZACIÓN DEL REGISTRO NACIONAL DE FUNCIONARIOS Y FUNCIONARIAS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (III FASE)

OBJETIVO DEL PROYECTO: ACTUALIZAR Y CONSOLIDAR LA INFORMACIÓN DE LA TRAYECTORIA DE LOS FUNCIONARIOS Y FUNCIONARIAS DE LOS ÓRGANOS Y ENTES DE LA APN

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 360.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600054004 INCORPORACIÓN DE LA INFORMACIÓN ACTUALIZADA DE LOS MOVIMIENTOS DE PERSONAL EN EL SISTEMA DEL REGISTRO NACIONAL DE FUNCIONARIOS PÚBLICOS

UNIDAD DE MEDIDA: ORGANIZACIÓN **META:** 842

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	30.000	0	0	0	0	0	30.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
403	18	00	00	Impuestos indirectos	20.000	0	0	0	0	0	20.000
403	18	01	00	Impuesto al valor agregado	20.000	0	0	0	0	0	20.000
				Totales	**70.000**	**0**	**0**	**0**	**0**	**0**	**70.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119499 600055000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

OBJETIVO DEL PROYECTO: ADECUAR, MEJORAR Y MANTENER LAS CAPACIDADES OPERATIVAS DE LA PLANTA FÍSICA Y LOS DIFERENTES COMPONENTES TECNOLÓGICOS QUE INTEGRAN LA INFRAESTRUCTURA INFORMÁTICA DE LA ORGANIZACIÓN

UNIDAD DE MEDIDA: SERVICIO **META:** 140

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.903.310**	**0**	**0**	**0**	**0**	**0**	**5.903.310**
402	08	00	00	Productos metálicos	100.000	0	0	0	0	0	100.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	5.147.985	0	0	0	0	0	5.147.985
402	10	08	00	Materiales para equipos de computación	500.000	0	0	0	0	0	500.000
402	10	11	00	Materiales eléctricos	4.447.985	0	0	0	0	0	4.447.985
402	10	12	00	Materiales para instalaciones sanitarias	200.000	0	0	0	0	0	200.000
402	99	00	00	Otros materiales y suministros	655.325	0	0	0	0	0	655.325
402	99	01	00	Otros materiales y suministros	655.325	0	0	0	0	0	655.325
403	**00**	**00**	**00**	**Servicios no personales**	**49.687.653**	**0**	**0**	**0**	**0**	**0**	**49.687.653**
403	02	00	00	Alquileres de maquinaria y equipos	8.500.000	0	0	0	0	0	8.500.000
403	02	99	00	Alquileres de otras maquinaria y equipos	8.500.000	0	0	0	0	0	8.500.000
403	10	00	00	Servicios profesionales y técnicos	3.133.615	0	0	0	0	0	3.133.615
403	10	03	00	Servicios de procesamiento de datos	450.000	0	0	0	0	0	450.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	494.325	0	0	0	0	0	494.325
403	10	07	00	Servicios de capacitación y adiestramiento	1.658.940	0	0	0	0	0	1.658.940
403	10	99	00	Otros servicios profesionales y técnicos	530.350	0	0	0	0	0	530.350
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	11.265.130	0	0	0	0	0	11.265.130
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.000.000	0	0	0	0	0	5.000.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	150.000	0	0	0	0	0	150.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	60.500	0	0	0	0	0	60.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.278.000	0	0	0	0	0	4.278.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.776.630	0	0	0	0	0	1.776.630
403	12	00	00	Conservación y reparaciones menores de obras	17.000.000	0	0	0	0	0	17.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	17.000.000	0	0	0	0	0	17.000.000
403	18	00	00	Impuestos indirectos	7.988.908	0	0	0	0	0	7.988.908
403	18	01	00	Impuesto al valor agregado	7.988.908	0	0	0	0	0	7.988.908
403	99	00	00	Otros servicios no personales	1.800.000	0	0	0	0	0	1.800.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119499 600055000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

OBJETIVO DEL PROYECTO: ADECUAR, MEJORAR Y MANTENER LAS CAPACIDADES OPERATIVAS DE LA PLANTA FÍSICA Y LOS DIFERENTES COMPONENTES TECNOLÓGICOS QUE INTEGRAN LA INFRAESTRUCTURA INFORMÁTICA DE LA ORGANIZACIÓN

UNIDAD DE MEDIDA: SERVICIO **META:** 140

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	1.800.000	0	0	0	0	0	1.800.000
404	**00**	**00**	**00**	**Activos reales**	**23.608.524**	**0**	**0**	**0**	**0**	**0**	**23.608.524**
404	01	00	00	Repuestos y reparaciones mayores	691.384	0	0	0	0	0	691.384
404	01	01	00	Repuestos mayores	691.384	0	0	0	0	0	691.384
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	691.384	0	0	0	0	0	691.384
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	0	1.000.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	0	1.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.144.820	0	0	0	0	0	4.144.820
404	05	01	00	Equipos de telecomunicaciones	4.144.820	0	0	0	0	0	4.144.820
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	16.969.820	0	0	0	0	0	16.969.820
404	09	01	00	Mobiliario y equipos de oficina	1.439.000	0	0	0	0	0	1.439.000
404	09	02	00	Equipos de computación	6.130.820	0	0	0	0	0	6.130.820
404	09	03	00	Mobiliario y equipos de alojamiento	900.000	0	0	0	0	0	900.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	8.500.000	0	0	0	0	0	8.500.000
404	12	00	00	Activos intangibles	402.500	0	0	0	0	0	402.500
404	12	04	00	Paquetes y programas de computación	402.500	0	0	0	0	0	402.500
404	99	00	00	Otros activos reales	400.000	0	0	0	0	0	400.000
404	99	01	00	Otros activos reales	400.000	0	0	0	0	0	400.000
				Totales	**79.199.487**	**0**	**0**	**0**	**0**	**0**	**79.199.487**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119499 600055000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

OBJETIVO DEL PROYECTO: ADECUAR, MEJORAR Y MANTENER LAS CAPACIDADES OPERATIVAS DE LA PLANTA FÍSICA Y LOS DIFERENTES COMPONENTES TECNOLÓGICOS QUE INTEGRAN LA INFRAESTRUCTURA INFORMÁTICA DE LA ORGANIZACIÓN

UNIDAD DE MEDIDA: SERVICIO **META:** 140

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119499 600055000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

OBJETIVO DEL PROYECTO: ADECUAR, MEJORAR Y MANTENER LAS CAPACIDADES OPERATIVAS DE LA PLANTA FÍSICA Y LOS DIFERENTES COMPONENTES TECNOLÓGICOS QUE INTEGRAN LA INFRAESTRUCTURA INFORMÁTICA DE LA ORGANIZACIÓN

UNIDAD DE MEDIDA: SERVICIO **META:** 140

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600055001 DESARROLLO, IMPLEMENTACIÓN Y MIGRACIÓN DE SISTEMAS DE INFORMACIÓN

UNIDAD DE MEDIDA: SISTEMA **META:** 11

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA E INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.060.562**	**0**	**0**	**0**	**0**	0	**1.060.562**
403	10	00	00	Servicios profesionales y técnicos	946.930	0	0	0	0	0	946.930
403	10	03	00	Servicios de procesamiento de datos	450.000	0	0	0	0	0	450.000
403	10	07	00	Servicios de capacitación y adiestramiento	402.480	0	0	0	0	0	402.480
403	10	99	00	Otros servicios profesionales y técnicos	94.450	0	0	0	0	0	94.450
403	18	00	00	Impuestos indirectos	113.632	0	0	0	0	0	113.632
403	18	01	00	Impuesto al valor agregado	113.632	0	0	0	0	0	113.632
				Totales	**1.060.562**	**0**	**0**	**0**	**0**	0	**1.060.562**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119499 600055000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

OBJETIVO DEL PROYECTO: ADECUAR, MEJORAR Y MANTENER LAS CAPACIDADES OPERATIVAS DE LA PLANTA FÍSICA Y LOS DIFERENTES COMPONENTES TECNOLÓGICOS QUE INTEGRAN LA INFRAESTRUCTURA INFORMÁTICA DE LA ORGANIZACIÓN

UNIDAD DE MEDIDA: SERVICIO **META:** 140

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600055002 MEJORAMIENTO DE LA PLATAFORMA DE COMPUTACIÓN PERSONAL

UNIDAD DE MEDIDA: EQUIPO **META:** 33

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA E INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**137.025**	**0**	**0**	**0**	**0**	0	**137.025**
402	10	00	00	Productos varios y útiles diversos	117.025	0	0	0	0	0	117.025
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	0	100.000
402	10	11	00	Materiales eléctricos	17.025	0	0	0	0	0	17.025
402	99	00	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
402	99	01	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**472.736**	**0**	**0**	**0**	**0**	0	**472.736**
403	18	00	00	Impuestos indirectos	472.736	0	0	0	0	0	472.736
403	18	01	00	Impuesto al valor agregado	472.736	0	0	0	0	0	472.736
404	**00**	**00**	**00**	**Activos reales**	**3.802.440**	**0**	**0**	**0**	**0**	0	**3.802.440**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.290.000	0	0	0	0	0	1.290.000
404	05	01	00	Equipos de telecomunicaciones	1.290.000	0	0	0	0	0	1.290.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.109.940	0	0	0	0	0	2.109.940
404	09	02	00	Equipos de computación	2.109.940	0	0	0	0	0	2.109.940
404	12	00	00	Activos intangibles	402.500	0	0	0	0	0	402.500
404	12	04	00	Paquetes y programas de computación	402.500	0	0	0	0	0	402.500
				Totales	**4.412.201**	**0**	**0**	**0**	**0**	0	**4.412.201**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119499 600055000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

OBJETIVO DEL PROYECTO: ADECUAR, MEJORAR Y MANTENER LAS CAPACIDADES OPERATIVAS DE LA PLANTA FÍSICA Y LOS DIFERENTES COMPONENTES TECNOLÓGICOS QUE INTEGRAN LA INFRAESTRUCTURA INFORMÁTICA DE LA ORGANIZACIÓN

UNIDAD DE MEDIDA: SERVICIO **META:** 140

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600055003 MEJORAMIENTO DE LA INSFRAESTRUCTURA DE REDES Y TELECOMUNICACIONES

UNIDAD DE MEDIDA: CENTROS / EQUIPOS **META:** 23

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA E INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**450.640**	**0**	**0**	**0**	**0**	0	**450.640**
402	10	00	00	Productos varios y útiles diversos	430.960	0	0	0	0	0	430.960
402	10	08	00	Materiales para equipos de computación	400.000	0	0	0	0	0	400.000
402	10	11	00	Materiales eléctricos	30.960	0	0	0	0	0	30.960
402	99	00	00	Otros materiales y suministros	19.680	0	0	0	0	0	19.680
402	99	01	00	Otros materiales y suministros	19.680	0	0	0	0	0	19.680
403	**00**	**00**	**00**	**Servicios no personales**	**3.770.980**	**0**	**0**	**0**	**0**	0	**3.770.980**
403	10	00	00	Servicios profesionales y técnicos	1.015.660	0	0	0	0	0	1.015.660
403	10	07	00	Servicios de capacitación y adiestramiento	637.260	0	0	0	0	0	637.260
403	10	99	00	Otros servicios profesionales y técnicos	378.400	0	0	0	0	0	378.400
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.623.680	0	0	0	0	0	1.623.680
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.623.680	0	0	0	0	0	1.623.680
403	18	00	00	Impuestos indirectos	1.131.640	0	0	0	0	0	1.131.640
403	18	01	00	Impuesto al valor agregado	1.131.640	0	0	0	0	0	1.131.640
404	**00**	**00**	**00**	**Activos reales**	**6.340.350**	**0**	**0**	**0**	**0**	0	**6.340.350**
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.654.820	0	0	0	0	0	2.654.820
404	05	01	00	Equipos de telecomunicaciones	2.654.820	0	0	0	0	0	2.654.820
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.685.530	0	0	0	0	0	3.685.530
404	09	02	00	Equipos de computación	3.685.530	0	0	0	0	0	3.685.530
				Totales	**10.561.970**	**0**	**0**	**0**	**0**	0	**10.561.970**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119499 600055000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

OBJETIVO DEL PROYECTO: ADECUAR, MEJORAR Y MANTENER LAS CAPACIDADES OPERATIVAS DE LA PLANTA FÍSICA Y LOS DIFERENTES COMPONENTES TECNOLÓGICOS QUE INTEGRAN LA INFRAESTRUCTURA INFORMÁTICA DE LA ORGANIZACIÓN

UNIDAD DE MEDIDA: SERVICIO **META:** 140

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600055004 MEJORAMIENTO DE LA CAPACIDAD OPERATIVA

UNIDAD DE MEDIDA: SERVICIO **META:** 18

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA E INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.993.050**	**0**	**0**	**0**	**0**	0	**1.993.050**
403	10	00	00	Servicios profesionales y técnicos	619.200	0	0	0	0	0	619.200
403	10	07	00	Servicios de capacitación y adiestramiento	619.200	0	0	0	0	0	619.200
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.102.950	0	0	0	0	0	1.102.950
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	950.000	0	0	0	0	0	950.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	152.950	0	0	0	0	0	152.950
403	18	00	00	Impuestos indirectos	270.900	0	0	0	0	0	270.900
403	18	01	00	Impuesto al valor agregado	270.900	0	0	0	0	0	270.900
404	**00**	**00**	**00**	**Activos reales**	**535.350**	**0**	**0**	**0**	**0**	0	**535.350**
404	05	00	00	Equipos de comunicaciones y de señalamiento	200.000	0	0	0	0	0	200.000
404	05	01	00	Equipos de telecomunicaciones	200.000	0	0	0	0	0	200.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	335.350	0	0	0	0	0	335.350
404	09	02	00	Equipos de computación	335.350	0	0	0	0	0	335.350
				Totales	**2.528.400**	**0**	**0**	**0**	**0**	0	**2.528.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119499 600055000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

OBJETIVO DEL PROYECTO: ADECUAR, MEJORAR Y MANTENER LAS CAPACIDADES OPERATIVAS DE LA PLANTA FÍSICA Y LOS DIFERENTES COMPONENTES TECNOLÓGICOS QUE INTEGRAN LA INFRAESTRUCTURA INFORMÁTICA DE LA ORGANIZACIÓN

UNIDAD DE MEDIDA: SERVICIO **META:** 140

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600055006 MEJORAMIENTO Y MANTENIMIENTO DE LA PLANTA FÍSICA

UNIDAD DE MEDIDA: SISTEMA **META:** 140

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.315.645**	**0**	**0**	**0**	**0**	0	**5.315.645**
402	08	00	00	Productos metálicos	100.000	0	0	0	0	0	100.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	4.600.000	0	0	0	0	0	4.600.000
402	10	11	00	Materiales eléctricos	4.400.000	0	0	0	0	0	4.400.000
402	10	12	00	Materiales para instalaciones sanitarias	200.000	0	0	0	0	0	200.000
402	99	00	00	Otros materiales y suministros	615.645	0	0	0	0	0	615.645
402	99	01	00	Otros materiales y suministros	615.645	0	0	0	0	0	615.645
403	**00**	**00**	**00**	**Servicios no personales**	**42.390.325**	**0**	**0**	**0**	**0**	0	**42.390.325**
403	02	00	00	Alquileres de maquinaria y equipos	8.500.000	0	0	0	0	0	8.500.000
403	02	99	00	Alquileres de otras maquinaria y equipos	8.500.000	0	0	0	0	0	8.500.000
403	10	00	00	Servicios profesionales y técnicos	551.825	0	0	0	0	0	551.825
403	10	04	00	Servicios de ingeniería y arquitectónicos	494.325	0	0	0	0	0	494.325
403	10	99	00	Otros servicios profesionales y técnicos	57.500	0	0	0	0	0	57.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.538.500	0	0	0	0	0	8.538.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.000.000	0	0	0	0	0	5.000.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	150.000	0	0	0	0	0	150.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	60.500	0	0	0	0	0	60.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.328.000	0	0	0	0	0	3.328.000
403	12	00	00	Conservación y reparaciones menores de obras	17.000.000	0	0	0	0	0	17.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	17.000.000	0	0	0	0	0	17.000.000
403	18	00	00	Impuestos indirectos	6.000.000	0	0	0	0	0	6.000.000
403	18	01	00	Impuesto al valor agregado	6.000.000	0	0	0	0	0	6.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119499 600055000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

OBJETIVO DEL PROYECTO: ADECUAR, MEJORAR Y MANTENER LAS CAPACIDADES OPERATIVAS DE LA PLANTA FÍSICA Y LOS DIFERENTES COMPONENTES TECNOLÓGICOS QUE INTEGRAN LA INFRAESTRUCTURA INFORMÁTICA DE LA ORGANIZACIÓN

UNIDAD DE MEDIDA: SERVICIO **META:** 140

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 600055006 MEJORAMIENTO Y MANTENIMIENTO DE LA PLANTA FÍSICA

UNIDAD DE MEDIDA: SISTEMA **META:** 140

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	1.800.000	0	0	0	0	0	1.800.000
403	99	01	00	Otros servicios no personales	1.800.000	0	0	0	0	0	1.800.000
404	**00**	**00**	**00**	**Activos reales**	**12.930.384**	**0**	**0**	**0**	**0**	0	**12.930.384**
404	01	00	00	Repuestos y reparaciones mayores	691.384	0	0	0	0	0	691.384
404	01	01	00	Repuestos mayores	691.384	0	0	0	0	0	691.384
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	691.384	0	0	0	0	0	691.384
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	0	1.000.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	0	1.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.839.000	0	0	0	0	0	10.839.000
404	09	01	00	Mobiliario y equipos de oficina	1.439.000	0	0	0	0	0	1.439.000
404	09	03	00	Mobiliario y equipos de alojamiento	900.000	0	0	0	0	0	900.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	8.500.000	0	0	0	0	0	8.500.000
404	99	00	00	Otros activos reales	400.000	0	0	0	0	0	400.000
404	99	01	00	Otros activos reales	400.000	0	0	0	0	0	400.000
				Totales	**60.636.354**	**0**	**0**	**0**	**0**	0	**60.636.354**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119510 600056000 FORTALECIMIENTO DE LOS MECANISMOS DE ANÁLISIS Y DIVULGACIÓN DE LA POLÍTICA E INFORMACIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER LINEAMIENTOS DIRIGIDOS A DAR CUMPLIMIENTO A LOS OBJETIVOS, ESTRATEGIAS, POLÍTICAS Y PROYECTOS QUE, EN MATERIA SOCIAL SE PLANTEEN, A TRAVÉS DEL FORTALECIMIENTO DE LOS MECANISMOS DE COORDINACIÓN INTERINSTITUCIONAL, QUE COADYUVEN AL ANÁLISIS DE LA POLÍTICA SOCIAL, LA MASIFICACIÓN Y DIVULGACIÓN DE LA INFORMACIÓN ESTADÍSTICA, CUANTITATIVA Y CUALITATIVA, GENERADA POR LOS ORGANISMOS Y ENTES PRODUCTORES DE INFORMACIÓN DEL ÁREA SOCIAL

UNIDAD DE MEDIDA: INFORME **META:** 41

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**720.000**	**0**	**0**	**0**	**0**	**0**	**720.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	720.000	0	0	0	0	0	720.000
401	01	18	00	Remuneraciones al personal contratado	720.000	0	0	0	0	0	720.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**344.490**	**0**	**0**	**0**	**0**	**0**	**344.490**
402	05	00	00	Productos de papel, cartón e impresos	134.500	0	0	0	0	0	134.500
402	05	03	00	Productos de papel y cartón para oficina	122.500	0	0	0	0	0	122.500
402	05	99	00	Otros productos de pulpa, papel y cartón	12.000	0	0	0	0	0	12.000
402	10	00	00	Productos varios y útiles diversos	204.500	0	0	0	0	0	204.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.000	0	0	0	0	0	12.000
402	10	08	00	Materiales para equipos de computación	182.500	0	0	0	0	0	182.500
402	10	99	00	Otros productos y útiles diversos	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	5.490	0	0	0	0	0	5.490
402	99	01	00	Otros materiales y suministros	5.490	0	0	0	0	0	5.490
403	**00**	**00**	**00**	**Servicios no personales**	**301.830**	**0**	**0**	**0**	**0**	**0**	**301.830**
403	01	00	00	Alquileres de inmuebles	1.830	0	0	0	0	0	1.830
403	01	01	00	Alquileres de edificios y locales	1.830	0	0	0	0	0	1.830
403	09	00	00	Viáticos y pasajes	70.000	0	0	0	0	0	70.000
403	09	01	00	Viáticos y pasajes dentro del país	70.000	0	0	0	0	0	70.000
403	10	00	00	Servicios profesionales y técnicos	160.000	0	0	0	0	0	160.000
403	10	99	00	Otros servicios profesionales y técnicos	160.000	0	0	0	0	0	160.000
403	18	00	00	Impuestos indirectos	70.000	0	0	0	0	0	70.000
403	18	01	00	Impuesto al valor agregado	70.000	0	0	0	0	0	70.000
404	**00**	**00**	**00**	**Activos reales**	**60.000**	**0**	**0**	**0**	**0**	**0**	**60.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	0	60.000
404	09	01	00	Mobiliario y equipos de oficina	45.000	0	0	0	0	0	45.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
				Totales	**1.426.320**	**0**	**0**	**0**	**0**	**0**	**1.426.320**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119510 600056000 FORTALECIMIENTO DE LOS MECANISMOS DE ANÁLISIS Y DIVULGACIÓN DE LA POLÍTICA E INFORMACIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER LINEAMIENTOS DIRIGIDOS A DAR CUMPLIMIENTO A LOS OBJETIVOS, ESTRATEGIAS, POLÍTICAS Y PROYECTOS QUE, EN MATERIA SOCIAL SE PLANTEEN, A TRAVÉS DEL FORTALECIMIENTO DE LOS MECANISMOS DE COORDINACIÓN INTERINSTITUCIONAL, QUE COADYUVEN AL ANÁLISIS DE LA POLÍTICA SOCIAL, LA MASIFICACIÓN Y DIVULGACIÓN DE LA INFORMACIÓN ESTADÍSTICA, CUANTITATIVA Y CUALITATIVA, GENERADA POR LOS ORGANISMOS Y ENTES PRODUCTORES DE INFORMACIÓN DEL ÁREA SOCIAL

UNIDAD DE MEDIDA: INFORME **META:** 41

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119510 600056000 FORTALECIMIENTO DE LOS MECANISMOS DE ANÁLISIS Y DIVULGACIÓN DE LA POLÍTICA E INFORMACIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER LINEAMIENTOS DIRIGIDOS A DAR CUMPLIMIENTO A LOS OBJETIVOS, ESTRATEGIAS, POLÍTICAS Y PROYECTOS QUE, EN MATERIA SOCIAL SE PLANTEEN, A TRAVÉS DEL FORTALECIMIENTO DE LOS MECANISMOS DE COORDINACIÓN INTERINSTITUCIONAL, QUE COADYUVEN AL ANÁLISIS DE LA POLÍTICA SOCIAL, LA MASIFICACIÓN Y DIVULGACIÓN DE LA INFORMACIÓN ESTADÍSTICA, CUANTITATIVA Y CUALITATIVA, GENERADA POR LOS ORGANISMOS Y ENTES PRODUCTORES DE INFORMACIÓN DEL ÁREA SOCIAL

UNIDAD DE MEDIDA: INFORME **META:** 41

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600056001 APOYO EN EL PROCESO DE FORMULACIÓN DE PLANES, PROGRAMAS Y PROYECTOS SECTORIALES PARA LA CONCRECIÓN DE LA POLÍTICA SOCIAL, CONJUNTAMENTE CON LOS ÓRGANOS Y ENTES RECTORES DE LA MATERIA

UNIDAD DE MEDIDA: INFORME **META:** 15

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**180.000**	**0**	**0**	**0**	**0**	0	**180.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	180.000	0	0	0	0	0	180.000
401	01	18	00	Remuneraciones al personal contratado	180.000	0	0	0	0	0	180.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**86.580**	**0**	**0**	**0**	**0**	0	**86.580**
402	05	00	00	Productos de papel, cartón e impresos	33.625	0	0	0	0	0	33.625
402	05	03	00	Productos de papel y cartón para oficina	30.625	0	0	0	0	0	30.625
402	05	99	00	Otros productos de pulpa, papel y cartón	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	51.125	0	0	0	0	0	51.125
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.000	0	0	0	0	0	3.000
402	10	08	00	Materiales para equipos de computación	45.625	0	0	0	0	0	45.625
402	10	99	00	Otros productos y útiles diversos	2.500	0	0	0	0	0	2.500
402	99	00	00	Otros materiales y suministros	1.830	0	0	0	0	0	1.830
402	99	01	00	Otros materiales y suministros	1.830	0	0	0	0	0	1.830
403	**00**	**00**	**00**	**Servicios no personales**	**75.000**	**0**	**0**	**0**	**0**	0	**75.000**
403	09	00	00	Viáticos y pasajes	17.500	0	0	0	0	0	17.500
403	09	01	00	Viáticos y pasajes dentro del país	17.500	0	0	0	0	0	17.500
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	17.500	0	0	0	0	0	17.500
403	18	01	00	Impuesto al valor agregado	17.500	0	0	0	0	0	17.500
404	**00**	**00**	**00**	**Activos reales**	**15.000**	**0**	**0**	**0**	**0**	0	**15.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
404	09	01	00	Mobiliario y equipos de oficina	11.250	0	0	0	0	0	11.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119510 600056000 FORTALECIMIENTO DE LOS MECANISMOS DE ANÁLISIS Y DIVULGACIÓN DE LA POLÍTICA E INFORMACIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER LINEAMIENTOS DIRIGIDOS A DAR CUMPLIMIENTO A LOS OBJETIVOS, ESTRATEGIAS, POLÍTICAS Y PROYECTOS QUE, EN MATERIA SOCIAL SE PLANTEEN, A TRAVÉS DEL FORTALECIMIENTO DE LOS MECANISMOS DE COORDINACIÓN INTERINSTITUCIONAL, QUE COADYUVEN AL ANÁLISIS DE LA POLÍTICA SOCIAL, LA MASIFICACIÓN Y DIVULGACIÓN DE LA INFORMACIÓN ESTADÍSTICA, CUANTITATIVA Y CUALITATIVA, GENERADA POR LOS ORGANISMOS Y ENTES PRODUCTORES DE INFORMACIÓN DEL ÁREA SOCIAL

UNIDAD DE MEDIDA: INFORME **META:** 41

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600056001 APOYO EN EL PROCESO DE FORMULACIÓN DE PLANES, PROGRAMAS Y PROYECTOS SECTORIALES PARA LA CONCRECIÓN DE LA POLÍTICA SOCIAL, CONJUNTAMENTE CON LOS ÓRGANOS Y ENTES RECTORES DE LA MATERIA

UNIDAD DE MEDIDA: INFORME **META:** 15

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.750	0	0	0	0	0	3.750
				Totales	**356.580**	**0**	**0**	**0**	**0**	**0**	**356.580**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119510 600056000 FORTALECIMIENTO DE LOS MECANISMOS DE ANÁLISIS Y DIVULGACIÓN DE LA POLÍTICA E INFORMACIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER LINEAMIENTOS DIRIGIDOS A DAR CUMPLIMIENTO A LOS OBJETIVOS, ESTRATEGIAS, POLÍTICAS Y PROYECTOS QUE, EN MATERIA SOCIAL SE PLANTEEN, A TRAVÉS DEL FORTALECIMIENTO DE LOS MECANISMOS DE COORDINACIÓN INTERINSTITUCIONAL, QUE COADYUVEN AL ANÁLISIS DE LA POLÍTICA SOCIAL, LA MASIFICACIÓN Y DIVULGACIÓN DE LA INFORMACIÓN ESTADÍSTICA, CUANTITATIVA Y CUALITATIVA, GENERADA POR LOS ORGANISMOS Y ENTES PRODUCTORES DE INFORMACIÓN DEL ÁREA SOCIAL

UNIDAD DE MEDIDA: INFORME **META:** 41

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600056002 REALIZACIÓN DE INVESTIGACIONES Y ANÁLISIS TÉCNICOS DE INSUMO, PARA LA GESTIÓN PLANIFICADORA Y LA ELABORACIÓN DE DOCUMENTOS DEL ÁREA SOCIAL

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**180.000**	**0**	**0**	**0**	**0**	0	**180.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	180.000	0	0	0	0	0	180.000
401	01	18	00	Remuneraciones al personal contratado	180.000	0	0	0	0	0	180.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**86.580**	**0**	**0**	**0**	**0**	0	**86.580**
402	05	00	00	Productos de papel, cartón e impresos	33.625	0	0	0	0	0	33.625
402	05	03	00	Productos de papel y cartón para oficina	30.625	0	0	0	0	0	30.625
402	05	99	00	Otros productos de pulpa, papel y cartón	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	51.125	0	0	0	0	0	51.125
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.000	0	0	0	0	0	3.000
402	10	08	00	Materiales para equipos de computación	45.625	0	0	0	0	0	45.625
402	10	99	00	Otros productos y útiles diversos	2.500	0	0	0	0	0	2.500
402	99	00	00	Otros materiales y suministros	1.830	0	0	0	0	0	1.830
402	99	01	00	Otros materiales y suministros	1.830	0	0	0	0	0	1.830
403	**00**	**00**	**00**	**Servicios no personales**	**75.000**	**0**	**0**	**0**	**0**	0	**75.000**
403	09	00	00	Viáticos y pasajes	17.500	0	0	0	0	0	17.500
403	09	01	00	Viáticos y pasajes dentro del país	17.500	0	0	0	0	0	17.500
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	17.500	0	0	0	0	0	17.500
403	18	01	00	Impuesto al valor agregado	17.500	0	0	0	0	0	17.500
404	**00**	**00**	**00**	**Activos reales**	**15.000**	**0**	**0**	**0**	**0**	0	**15.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
404	09	01	00	Mobiliario y equipos de oficina	11.250	0	0	0	0	0	11.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119510 600056000 FORTALECIMIENTO DE LOS MECANISMOS DE ANÁLISIS Y DIVULGACIÓN DE LA POLÍTICA E INFORMACIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER LINEAMIENTOS DIRIGIDOS A DAR CUMPLIMIENTO A LOS OBJETIVOS, ESTRATEGIAS, POLÍTICAS Y PROYECTOS QUE, EN MATERIA SOCIAL SE PLANTEEN, A TRAVÉS DEL FORTALECIMIENTO DE LOS MECANISMOS DE COORDINACIÓN INTERINSTITUCIONAL, QUE COADYUVEN AL ANÁLISIS DE LA POLÍTICA SOCIAL, LA MASIFICACIÓN Y DIVULGACIÓN DE LA INFORMACIÓN ESTADÍSTICA, CUANTITATIVA Y CUALITATIVA, GENERADA POR LOS ORGANISMOS Y ENTES PRODUCTORES DE INFORMACIÓN DEL ÁREA SOCIAL

UNIDAD DE MEDIDA: INFORME **META:** 41

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600056002 REALIZACIÓN DE INVESTIGACIONES Y ANÁLISIS TÉCNICOS DE INSUMO, PARA LA GESTIÓN PLANIFICADORA Y LA ELABORACIÓN DE DOCUMENTOS DEL ÁREA SOCIAL

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.750	0	0	0	0	0	3.750
				Totales	**356.580**	**0**	**0**	**0**	**0**	**0**	**356.580**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119510 600056000 FORTALECIMIENTO DE LOS MECANISMOS DE ANÁLISIS Y DIVULGACIÓN DE LA POLÍTICA E INFORMACIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER LINEAMIENTOS DIRIGIDOS A DAR CUMPLIMIENTO A LOS OBJETIVOS, ESTRATEGIAS, POLÍTICAS Y PROYECTOS QUE, EN MATERIA SOCIAL SE PLANTEEN, A TRAVÉS DEL FORTALECIMIENTO DE LOS MECANISMOS DE COORDINACIÓN INTERINSTITUCIONAL, QUE COADYUVEN AL ANÁLISIS DE LA POLÍTICA SOCIAL, LA MASIFICACIÓN Y DIVULGACIÓN DE LA INFORMACIÓN ESTADÍSTICA, CUANTITATIVA Y CUALITATIVA, GENERADA POR LOS ORGANISMOS Y ENTES PRODUCTORES DE INFORMACIÓN DEL ÁREA SOCIAL

UNIDAD DE MEDIDA: INFORME **META:** 41

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600056003 SEGUIMIENTO A LAS DIRECTRICES, ESTRATEGIAS, POLÍTICAS, PLANES Y PROYECTOS DIRIGIDOS AL SECTOR SOCIAL

UNIDAD DE MEDIDA: INFORME **META:** 23

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**180.000**	**0**	**0**	**0**	**0**	0	**180.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	180.000	0	0	0	0	0	180.000
401	01	18	00	Remuneraciones al personal contratado	180.000	0	0	0	0	0	180.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**86.580**	**0**	**0**	**0**	**0**	0	**86.580**
402	05	00	00	Productos de papel, cartón e impresos	33.625	0	0	0	0	0	33.625
402	05	03	00	Productos de papel y cartón para oficina	30.625	0	0	0	0	0	30.625
402	05	99	00	Otros productos de pulpa, papel y cartón	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	51.125	0	0	0	0	0	51.125
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.000	0	0	0	0	0	3.000
402	10	08	00	Materiales para equipos de computación	45.625	0	0	0	0	0	45.625
402	10	99	00	Otros productos y útiles diversos	2.500	0	0	0	0	0	2.500
402	99	00	00	Otros materiales y suministros	1.830	0	0	0	0	0	1.830
402	99	01	00	Otros materiales y suministros	1.830	0	0	0	0	0	1.830
403	**00**	**00**	**00**	**Servicios no personales**	**75.000**	**0**	**0**	**0**	**0**	0	**75.000**
403	09	00	00	Viáticos y pasajes	17.500	0	0	0	0	0	17.500
403	09	01	00	Viáticos y pasajes dentro del país	17.500	0	0	0	0	0	17.500
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	17.500	0	0	0	0	0	17.500
403	18	01	00	Impuesto al valor agregado	17.500	0	0	0	0	0	17.500
404	**00**	**00**	**00**	**Activos reales**	**15.000**	**0**	**0**	**0**	**0**	0	**15.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
404	09	01	00	Mobiliario y equipos de oficina	11.250	0	0	0	0	0	11.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119510 600056000 FORTALECIMIENTO DE LOS MECANISMOS DE ANÁLISIS Y DIVULGACIÓN DE LA POLÍTICA E INFORMACIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER LINEAMIENTOS DIRIGIDOS A DAR CUMPLIMIENTO A LOS OBJETIVOS, ESTRATEGIAS, POLÍTICAS Y PROYECTOS QUE, EN MATERIA SOCIAL SE PLANTEEN, A TRAVÉS DEL FORTALECIMIENTO DE LOS MECANISMOS DE COORDINACIÓN INTERINSTITUCIONAL, QUE COADYUVEN AL ANÁLISIS DE LA POLÍTICA SOCIAL, LA MASIFICACIÓN Y DIVULGACIÓN DE LA INFORMACIÓN ESTADÍSTICA, CUANTITATIVA Y CUALITATIVA, GENERADA POR LOS ORGANISMOS Y ENTES PRODUCTORES DE INFORMACIÓN DEL ÁREA SOCIAL

UNIDAD DE MEDIDA: INFORME **META:** 41

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600056003 SEGUIMIENTO A LAS DIRECTRICES, ESTRATEGIAS, POLÍTICAS, PLANES Y PROYECTOS DIRIGIDOS AL SECTOR SOCIAL

UNIDAD DE MEDIDA: INFORME **META:** 23

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.750	0	0	0	0	0	3.750
				Totales	**356.580**	**0**	**0**	**0**	**0**	0	**356.580**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119510 600056000 FORTALECIMIENTO DE LOS MECANISMOS DE ANÁLISIS Y DIVULGACIÓN DE LA POLÍTICA E INFORMACIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER LINEAMIENTOS DIRIGIDOS A DAR CUMPLIMIENTO A LOS OBJETIVOS, ESTRATEGIAS, POLÍTICAS Y PROYECTOS QUE, EN MATERIA SOCIAL SE PLANTEEN, A TRAVÉS DEL FORTALECIMIENTO DE LOS MECANISMOS DE COORDINACIÓN INTERINSTITUCIONAL, QUE COADYUVEN AL ANÁLISIS DE LA POLÍTICA SOCIAL, LA MASIFICACIÓN Y DIVULGACIÓN DE LA INFORMACIÓN ESTADÍSTICA, CUANTITATIVA Y CUALITATIVA, GENERADA POR LOS ORGANISMOS Y ENTES PRODUCTORES DE INFORMACIÓN DEL ÁREA SOCIAL

UNIDAD DE MEDIDA: INFORME **META:** 41

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600056004 FORTALECIMIENTO DE LOS NIVELES DE OPERATIVIDAD Y ACTUALIZACIÓN DE DATOS DEL SISTEMA INTEGRADO DE INDICADORES SOCIALES DE VENEZUELA (SISOV)

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**180.000**	**0**	**0**	**0**	**0**	0	**180.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	180.000	0	0	0	0	0	180.000
401	01	18	00	Remuneraciones al personal contratado	180.000	0	0	0	0	0	180.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**84.750**	**0**	**0**	**0**	**0**	0	**84.750**
402	05	00	00	Productos de papel, cartón e impresos	33.625	0	0	0	0	0	33.625
402	05	03	00	Productos de papel y cartón para oficina	30.625	0	0	0	0	0	30.625
402	05	99	00	Otros productos de pulpa, papel y cartón	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	51.125	0	0	0	0	0	51.125
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.000	0	0	0	0	0	3.000
402	10	08	00	Materiales para equipos de computación	45.625	0	0	0	0	0	45.625
402	10	99	00	Otros productos y útiles diversos	2.500	0	0	0	0	0	2.500
403	**00**	**00**	**00**	**Servicios no personales**	**76.830**	**0**	**0**	**0**	**0**	0	**76.830**
403	01	00	00	Alquileres de inmuebles	1.830	0	0	0	0	0	1.830
403	01	01	00	Alquileres de edificios y locales	1.830	0	0	0	0	0	1.830
403	09	00	00	Viáticos y pasajes	17.500	0	0	0	0	0	17.500
403	09	01	00	Viáticos y pasajes dentro del país	17.500	0	0	0	0	0	17.500
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	17.500	0	0	0	0	0	17.500
403	18	01	00	Impuesto al valor agregado	17.500	0	0	0	0	0	17.500
404	**00**	**00**	**00**	**Activos reales**	**15.000**	**0**	**0**	**0**	**0**	0	**15.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
404	09	01	00	Mobiliario y equipos de oficina	11.250	0	0	0	0	0	11.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119510 600056000 FORTALECIMIENTO DE LOS MECANISMOS DE ANÁLISIS Y DIVULGACIÓN DE LA POLÍTICA E INFORMACIÓN SOCIAL

OBJETIVO DEL PROYECTO: ESTABLECER LINEAMIENTOS DIRIGIDOS A DAR CUMPLIMIENTO A LOS OBJETIVOS, ESTRATEGIAS, POLÍTICAS Y PROYECTOS QUE, EN MATERIA SOCIAL SE PLANTEEN, A TRAVÉS DEL FORTALECIMIENTO DE LOS MECANISMOS DE COORDINACIÓN INTERINSTITUCIONAL, QUE COADYUVEN AL ANÁLISIS DE LA POLÍTICA SOCIAL, LA MASIFICACIÓN Y DIVULGACIÓN DE LA INFORMACIÓN ESTADÍSTICA, CUANTITATIVA Y CUALITATIVA, GENERADA POR LOS ORGANISMOS Y ENTES PRODUCTORES DE INFORMACIÓN DEL ÁREA SOCIAL

UNIDAD DE MEDIDA: INFORME **META:** 41

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600056004 FORTALECIMIENTO DE LOS NIVELES DE OPERATIVIDAD Y ACTUALIZACIÓN DE DATOS DEL SISTEMA INTEGRADO DE INDICADORES SOCIALES DE VENEZUELA (SISOV)

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.750	0	0	0	0	0	3.750
				Totales	**356.580**	**0**	**0**	**0**	**0**	**0**	**356.580**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119521 600057000 CONSOLIDACIÓN DE LA PROGRAMACIÓN DE INVERSIONES PÚBLICAS

OBJETIVO DEL PROYECTO: SISTEMATIZAR INFORMACIÓN CORRESPONDIENTE A LA PROGRAMACIÓN DE LOS PROYECTOS DE INVERSIÓN QUE EJECUTAN LOS ORGANISMOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, MEDIANTE LA ACTUALIZACIÓN Y CONSOLIDACIÓN DE LA MISMA, A OBJETO DE GENERAR ELEMENTOS PARA EL ANÁLISIS Y LA TOMA DE DECISIONES POR PARTE DEL EJECUTIVO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 144

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**416.416**	**0**	**0**	**0**	**0**	**0**	**416.416**
401	01	00	00	Sueldos, salarios y otras retribuciones	416.416	0	0	0	0	0	416.416
401	01	18	00	Remuneraciones al personal contratado	270.000	0	0	0	0	0	270.000
401	01	99	00	Otras retribuciones	146.416	0	0	0	0	0	146.416
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**198.293**	**0**	**0**	**0**	**0**	**0**	**198.293**
402	05	00	00	Productos de papel, cartón e impresos	118.976	0	0	0	0	0	118.976
402	05	03	00	Productos de papel y cartón para oficina	29.744	0	0	0	0	0	29.744
402	05	04	00	Libros, revistas y periódicos	29.744	0	0	0	0	0	29.744
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	59.488	0	0	0	0	0	59.488
402	10	00	00	Productos varios y útiles diversos	59.488	0	0	0	0	0	59.488
402	10	08	00	Materiales para equipos de computación	59.488	0	0	0	0	0	59.488
402	99	00	00	Otros materiales y suministros	19.829	0	0	0	0	0	19.829
402	99	01	00	Otros materiales y suministros	19.829	0	0	0	0	0	19.829
403	**00**	**00**	**00**	**Servicios no personales**	**277.612**	**0**	**0**	**0**	**0**	**0**	**277.612**
403	09	00	00	Viáticos y pasajes	126.036	0	0	0	0	0	126.036
403	09	01	00	Viáticos y pasajes dentro del país	126.036	0	0	0	0	0	126.036
403	10	00	00	Servicios profesionales y técnicos	65.238	0	0	0	0	0	65.238
403	10	07	00	Servicios de capacitación y adiestramiento	65.238	0	0	0	0	0	65.238
403	18	00	00	Impuestos indirectos	58.577	0	0	0	0	0	58.577
403	18	01	00	Impuesto al valor agregado	58.577	0	0	0	0	0	58.577
403	99	00	00	Otros servicios no personales	27.761	0	0	0	0	0	27.761
403	99	01	00	Otros servicios no personales	27.761	0	0	0	0	0	27.761
404	**00**	**00**	**00**	**Activos reales**	**99.145**	**0**	**0**	**0**	**0**	**0**	**99.145**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	59.883	0	0	0	0	0	59.883
404	09	01	00	Mobiliario y equipos de oficina	7.733	0	0	0	0	0	7.733
404	09	02	00	Equipos de computación	7.733	0	0	0	0	0	7.733
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	44.417	0	0	0	0	0	44.417
404	99	00	00	Otros activos reales	39.262	0	0	0	0	0	39.262

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119521 600057000 CONSOLIDACIÓN DE LA PROGRAMACIÓN DE INVERSIONES PÚBLICAS

OBJETIVO DEL PROYECTO: SISTEMATIZAR INFORMACIÓN CORRESPONDIENTE A LA PROGRAMACIÓN DE LOS PROYECTOS DE INVERSIÓN QUE EJECUTAN LOS ORGANISMOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, MEDIANTE LA ACTUALIZACIÓN Y CONSOLIDACIÓN DE LA MISMA, A OBJETO DE GENERAR ELEMENTOS PARA EL ANÁLISIS Y LA TOMA DE DECISIONES POR PARTE DEL EJECUTIVO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 144

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	39.262	0	0	0	0	0	39.262
				Totales	**991.466**	**0**	**0**	**0**	**0**	**0**	**991.466**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119521 600057000 CONSOLIDACIÓN DE LA PROGRAMACIÓN DE INVERSIONES PÚBLICAS

OBJETIVO DEL PROYECTO: SISTEMATIZAR INFORMACIÓN CORRESPONDIENTE A LA PROGRAMACIÓN DE LOS PROYECTOS DE INVERSIÓN QUE EJECUTAN LOS ORGANISMOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, MEDIANTE LA ACTUALIZACIÓN Y CONSOLIDACIÓN DE LA MISMA, A OBJETO DE GENERAR ELEMENTOS PARA EL ANÁLISIS Y LA TOMA DE DECISIONES POR PARTE DEL EJECUTIVO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 144

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** **2013**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119521 600057000 CONSOLIDACIÓN DE LA PROGRAMACIÓN DE INVERSIONES PÚBLICAS

OBJETIVO DEL PROYECTO: SISTEMATIZAR INFORMACIÓN CORRESPONDIENTE A LA PROGRAMACIÓN DE LOS PROYECTOS DE INVERSIÓN QUE EJECUTAN LOS ORGANISMOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, MEDIANTE LA ACTUALIZACIÓN Y CONSOLIDACIÓN DE LA MISMA, A OBJETO DE GENERAR ELEMENTOS PARA EL ANÁLISIS Y LA TOMA DE DECISIONES POR PARTE DEL EJECUTIVO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 144

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600057001 COMPILAR LA INFORMACIÓN DE LA PROGRAMACIÓN DE INVERSIONES SUMINISTRADA POR LOS ORGANISMOS DE LA ADMINISTRACIÓN PÚBLICA REFERENTE A LOS PROYECTOS DE INVERSIÓN

UNIDAD DE MEDIDA: BASE DE DATOS **META:** 144

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE INVERSIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**174.895**	**0**	**0**	**0**	**0**	0	**174.895**
401	01	00	00	Sueldos, salarios y otras retribuciones	174.895	0	0	0	0	0	174.895
401	01	18	00	Remuneraciones al personal contratado	108.000	0	0	0	0	0	108.000
401	01	99	00	Otras retribuciones	66.895	0	0	0	0	0	66.895
403	**00**	**00**	**00**	**Servicios no personales**	**44.419**	**0**	**0**	**0**	**0**	0	**44.419**
403	09	00	00	Viáticos y pasajes	22.209	0	0	0	0	0	22.209
403	09	01	00	Viáticos y pasajes dentro del país	22.209	0	0	0	0	0	22.209
403	10	00	00	Servicios profesionales y técnicos	8.884	0	0	0	0	0	8.884
403	10	07	00	Servicios de capacitación y adiestramiento	8.884	0	0	0	0	0	8.884
403	18	00	00	Impuestos indirectos	8.884	0	0	0	0	0	8.884
403	18	01	00	Impuesto al valor agregado	8.884	0	0	0	0	0	8.884
403	99	00	00	Otros servicios no personales	4.442	0	0	0	0	0	4.442
403	99	01	00	Otros servicios no personales	4.442	0	0	0	0	0	4.442
404	**00**	**00**	**00**	**Activos reales**	**28.752**	**0**	**0**	**0**	**0**	0	**28.752**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.376	0	0	0	0	0	14.376
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	14.376	0	0	0	0	0	14.376
404	99	00	00	Otros activos reales	14.376	0	0	0	0	0	14.376
404	99	01	00	Otros activos reales	14.376	0	0	0	0	0	14.376
				Totales	**248.066**	**0**	**0**	**0**	**0**	0	**248.066**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119521 600057000 CONSOLIDACIÓN DE LA PROGRAMACIÓN DE INVERSIONES PÚBLICAS

OBJETIVO DEL PROYECTO: SISTEMATIZAR INFORMACIÓN CORRESPONDIENTE A LA PROGRAMACIÓN DE LOS PROYECTOS DE INVERSIÓN QUE EJECUTAN LOS ORGANISMOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, MEDIANTE LA ACTUALIZACIÓN Y CONSOLIDACIÓN DE LA MISMA, A OBJETO DE GENERAR ELEMENTOS PARA EL ANÁLISIS Y LA TOMA DE DECISIONES POR PARTE DEL EJECUTIVO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 144

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600057002 CREAR BASE DE DATOS PARA LA SISTEMATIZACIÓN DE LA INFORMACIÓN SOBRE LA PROGRAMACIÓN DE INVERSIONES DE TODOS LOS ORGANISMOS INVOLUCRADOS

UNIDAD DE MEDIDA: BASE DE DATOS **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE INVERSIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**62.462**	**0**	**0**	**0**	**0**	0	**62.462**
401	01	00	00	Sueldos, salarios y otras retribuciones	62.462	0	0	0	0	0	62.462
401	01	18	00	Remuneraciones al personal contratado	54.000	0	0	0	0	0	54.000
401	01	99	00	Otras retribuciones	8.462	0	0	0	0	0	8.462
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.864**	**0**	**0**	**0**	**0**	0	**15.864**
402	05	00	00	Productos de papel, cartón e impresos	9.519	0	0	0	0	0	9.519
402	05	03	00	Productos de papel y cartón para oficina	2.380	0	0	0	0	0	2.380
402	05	04	00	Libros, revistas y periódicos	2.380	0	0	0	0	0	2.380
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.759	0	0	0	0	0	4.759
402	10	00	00	Productos varios y útiles diversos	4.759	0	0	0	0	0	4.759
402	10	08	00	Materiales para equipos de computación	4.759	0	0	0	0	0	4.759
402	99	00	00	Otros materiales y suministros	1.586	0	0	0	0	0	1.586
402	99	01	00	Otros materiales y suministros	1.586	0	0	0	0	0	1.586
403	**00**	**00**	**00**	**Servicios no personales**	**44.418**	**0**	**0**	**0**	**0**	0	**44.418**
403	09	00	00	Viáticos y pasajes	17.767	0	0	0	0	0	17.767
403	09	01	00	Viáticos y pasajes dentro del país	17.767	0	0	0	0	0	17.767
403	10	00	00	Servicios profesionales y técnicos	13.325	0	0	0	0	0	13.325
403	10	07	00	Servicios de capacitación y adiestramiento	13.325	0	0	0	0	0	13.325
403	18	00	00	Impuestos indirectos	8.884	0	0	0	0	0	8.884
403	18	01	00	Impuesto al valor agregado	8.884	0	0	0	0	0	8.884
403	99	00	00	Otros servicios no personales	4.442	0	0	0	0	0	4.442
403	99	01	00	Otros servicios no personales	4.442	0	0	0	0	0	4.442
404	**00**	**00**	**00**	**Activos reales**	**25.777**	**0**	**0**	**0**	**0**	0	**25.777**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	23.199	0	0	0	0	0	23.199

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119521 600057000 CONSOLIDACIÓN DE LA PROGRAMACIÓN DE INVERSIONES PÚBLICAS

OBJETIVO DEL PROYECTO: SISTEMATIZAR INFORMACIÓN CORRESPONDIENTE A LA PROGRAMACIÓN DE LOS PROYECTOS DE INVERSIÓN QUE EJECUTAN LOS ORGANISMOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, MEDIANTE LA ACTUALIZACIÓN Y CONSOLIDACIÓN DE LA MISMA, A OBJETO DE GENERAR ELEMENTOS PARA EL ANÁLISIS Y LA TOMA DE DECISIONES POR PARTE DEL EJECUTIVO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 144

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600057002 CREAR BASE DE DATOS PARA LA SISTEMATIZACIÓN DE LA INFORMACIÓN SOBRE LA PROGRAMACIÓN DE INVERSIONES DE TODOS LOS ORGANISMOS INVOLUCRADOS

UNIDAD DE MEDIDA: BASE DE DATOS **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE INVERSIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	7.733	0	0	0	0	0	7.733
404	09	02	00	Equipos de computación	7.733	0	0	0	0	0	7.733
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	7.733	0	0	0	0	0	7.733
404	99	00	00	Otros activos reales	2.578	0	0	0	0	0	2.578
404	99	01	00	Otros activos reales	2.578	0	0	0	0	0	2.578
				Totales	**148.521**	**0**	**0**	**0**	**0**	0	**148.521**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119521 600057000 CONSOLIDACIÓN DE LA PROGRAMACIÓN DE INVERSIONES PÚBLICAS

OBJETIVO DEL PROYECTO: SISTEMATIZAR INFORMACIÓN CORRESPONDIENTE A LA PROGRAMACIÓN DE LOS PROYECTOS DE INVERSIÓN QUE EJECUTAN LOS ORGANISMOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, MEDIANTE LA ACTUALIZACIÓN Y CONSOLIDACIÓN DE LA MISMA, A OBJETO DE GENERAR ELEMENTOS PARA EL ANÁLISIS Y LA TOMA DE DECISIONES POR PARTE DEL EJECUTIVO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 144

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600057003 OBTENER LA INFORMACIÓN DE LOS FONDOS DE FINANCIAMIENTO

UNIDAD DE MEDIDA: INFORME **META:** 60

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE INVERSIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**74.955**	**0**	**0**	**0**	**0**	0	**74.955**
401	01	00	00	Sueldos, salarios y otras retribuciones	74.955	0	0	0	0	0	74.955
401	01	18	00	Remuneraciones al personal contratado	54.000	0	0	0	0	0	54.000
401	01	99	00	Otras retribuciones	20.955	0	0	0	0	0	20.955
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**87.249**	**0**	**0**	**0**	**0**	0	**87.249**
402	05	00	00	Productos de papel, cartón e impresos	52.349	0	0	0	0	0	52.349
402	05	03	00	Productos de papel y cartón para oficina	13.087	0	0	0	0	0	13.087
402	05	04	00	Libros, revistas y periódicos	13.087	0	0	0	0	0	13.087
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	26.175	0	0	0	0	0	26.175
402	10	00	00	Productos varios y útiles diversos	26.175	0	0	0	0	0	26.175
402	10	08	00	Materiales para equipos de computación	26.175	0	0	0	0	0	26.175
402	99	00	00	Otros materiales y suministros	8.725	0	0	0	0	0	8.725
402	99	01	00	Otros materiales y suministros	8.725	0	0	0	0	0	8.725
403	**00**	**00**	**00**	**Servicios no personales**	**41.641**	**0**	**0**	**0**	**0**	0	**41.641**
403	09	00	00	Viáticos y pasajes	16.657	0	0	0	0	0	16.657
403	09	01	00	Viáticos y pasajes dentro del país	16.657	0	0	0	0	0	16.657
403	10	00	00	Servicios profesionales y técnicos	8.328	0	0	0	0	0	8.328
403	10	07	00	Servicios de capacitación y adiestramiento	8.328	0	0	0	0	0	8.328
403	18	00	00	Impuestos indirectos	12.492	0	0	0	0	0	12.492
403	18	01	00	Impuesto al valor agregado	12.492	0	0	0	0	0	12.492
403	99	00	00	Otros servicios no personales	4.164	0	0	0	0	0	4.164
403	99	01	00	Otros servicios no personales	4.164	0	0	0	0	0	4.164
				Totales	**203.845**	**0**	**0**	**0**	**0**	0	**203.845**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119521 600057000 CONSOLIDACIÓN DE LA PROGRAMACIÓN DE INVERSIONES PÚBLICAS

OBJETIVO DEL PROYECTO: SISTEMATIZAR INFORMACIÓN CORRESPONDIENTE A LA PROGRAMACIÓN DE LOS PROYECTOS DE INVERSIÓN QUE EJECUTAN LOS ORGANISMOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, MEDIANTE LA ACTUALIZACIÓN Y CONSOLIDACIÓN DE LA MISMA, A OBJETO DE GENERAR ELEMENTOS PARA EL ANÁLISIS Y LA TOMA DE DECISIONES POR PARTE DEL EJECUTIVO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 144

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600057004 GENERAR LOS INDICADORES DE LA PROGRAMACIÓN DE INVERSIÓN PÚBLICA

UNIDAD DE MEDIDA: INDICADOR **META:** 60

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE INVERSIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**104.104**	**0**	**0**	**0**	**0**	0	**104.104**
401	01	00	00	Sueldos, salarios y otras retribuciones	104.104	0	0	0	0	0	104.104
401	01	18	00	Remuneraciones al personal contratado	54.000	0	0	0	0	0	54.000
401	01	99	00	Otras retribuciones	50.104	0	0	0	0	0	50.104
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**95.180**	**0**	**0**	**0**	**0**	0	**95.180**
402	05	00	00	Productos de papel, cartón e impresos	57.108	0	0	0	0	0	57.108
402	05	03	00	Productos de papel y cartón para oficina	14.277	0	0	0	0	0	14.277
402	05	04	00	Libros, revistas y periódicos	14.277	0	0	0	0	0	14.277
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	28.554	0	0	0	0	0	28.554
402	10	00	00	Productos varios y útiles diversos	28.554	0	0	0	0	0	28.554
402	10	08	00	Materiales para equipos de computación	28.554	0	0	0	0	0	28.554
402	99	00	00	Otros materiales y suministros	9.518	0	0	0	0	0	9.518
402	99	01	00	Otros materiales y suministros	9.518	0	0	0	0	0	9.518
403	**00**	**00**	**00**	**Servicios no personales**	**41.642**	**0**	**0**	**0**	**0**	0	**41.642**
403	09	00	00	Viáticos y pasajes	16.657	0	0	0	0	0	16.657
403	09	01	00	Viáticos y pasajes dentro del país	16.657	0	0	0	0	0	16.657
403	10	00	00	Servicios profesionales y técnicos	8.328	0	0	0	0	0	8.328
403	10	07	00	Servicios de capacitación y adiestramiento	8.328	0	0	0	0	0	8.328
403	18	00	00	Impuestos indirectos	12.493	0	0	0	0	0	12.493
403	18	01	00	Impuesto al valor agregado	12.493	0	0	0	0	0	12.493
403	99	00	00	Otros servicios no personales	4.164	0	0	0	0	0	4.164
403	99	01	00	Otros servicios no personales	4.164	0	0	0	0	0	4.164
				Totales	**240.926**	**0**	**0**	**0**	**0**	0	**240.926**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119521 600057000 CONSOLIDACIÓN DE LA PROGRAMACIÓN DE INVERSIONES PÚBLICAS

OBJETIVO DEL PROYECTO: SISTEMATIZAR INFORMACIÓN CORRESPONDIENTE A LA PROGRAMACIÓN DE LOS PROYECTOS DE INVERSIÓN QUE EJECUTAN LOS ORGANISMOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, MEDIANTE LA ACTUALIZACIÓN Y CONSOLIDACIÓN DE LA MISMA, A OBJETO DE GENERAR ELEMENTOS PARA EL ANÁLISIS Y LA TOMA DE DECISIONES POR PARTE DEL EJECUTIVO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 144

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600057005 GENERAR LOS INFORMES DE INVERSIÓN PÚBLICA

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE INVERSIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**105.492**	**0**	**0**	**0**	**0**	0	**105.492**
403	09	00	00	Viáticos y pasajes	52.746	0	0	0	0	0	52.746
403	09	01	00	Viáticos y pasajes dentro del país	52.746	0	0	0	0	0	52.746
403	10	00	00	Servicios profesionales y técnicos	26.373	0	0	0	0	0	26.373
403	10	07	00	Servicios de capacitación y adiestramiento	26.373	0	0	0	0	0	26.373
403	18	00	00	Impuestos indirectos	15.824	0	0	0	0	0	15.824
403	18	01	00	Impuesto al valor agregado	15.824	0	0	0	0	0	15.824
403	99	00	00	Otros servicios no personales	10.549	0	0	0	0	0	10.549
403	99	01	00	Otros servicios no personales	10.549	0	0	0	0	0	10.549
404	**00**	**00**	**00**	**Activos reales**	**44.616**	**0**	**0**	**0**	**0**	0	**44.616**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	22.308	0	0	0	0	0	22.308
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	22.308	0	0	0	0	0	22.308
404	99	00	00	Otros activos reales	22.308	0	0	0	0	0	22.308
404	99	01	00	Otros activos reales	22.308	0	0	0	0	0	22.308
				Totales	**150.108**	**0**	**0**	**0**	**0**	0	**150.108**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119530 600058000 PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL 2013-2018

OBJETIVO DEL PROYECTO: DEFINIR LOS LINEAMIENTOS ESTRATÉGICOS ORIENTADOS A LA PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL (2013-2018), MEDIANTE EL ANÁLISIS DE LOS PLANES SECTORIALES Y DE LA INFORMACIÓN TÉCNICA - FINANCIERA DE LOS PROYECTOS DE INVERSIÓN EN INFRAESTRUCTURA Y ACTIVIDADES PRODUCTIVAS, QUE PERMITAN UNA MEJOR ORIENTACIÓN Y USO DE LA INVERSIÓN Y EL USO EFICIENTE DE LOS RECURSOS, EN FUNCIÓN DE SATISFACER LAS NECESIDADES REGIONALES PARA EL DESARROLLO SOCIOECONÓMICO, DE IMPACTO EN LA CALIDAD DE VIDA DE LA POBLACIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**616.910**	**0**	**0**	**0**	**0**	**0**	**616.910**
401	01	00	00	Sueldos, salarios y otras retribuciones	616.910	0	0	0	0	0	616.910
401	01	18	00	Remuneraciones al personal contratado	540.000	0	0	0	0	0	540.000
401	01	99	00	Otras retribuciones	76.910	0	0	0	0	0	76.910
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**616.911**	**0**	**0**	**0**	**0**	**0**	**616.911**
402	05	00	00	Productos de papel, cartón e impresos	370.143	0	0	0	0	0	370.143
402	05	03	00	Productos de papel y cartón para oficina	166.564	0	0	0	0	0	166.564
402	05	04	00	Libros, revistas y periódicos	18.507	0	0	0	0	0	18.507
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	185.072	0	0	0	0	0	185.072
402	10	00	00	Productos varios y útiles diversos	185.073	0	0	0	0	0	185.073
402	10	08	00	Materiales para equipos de computación	185.073	0	0	0	0	0	185.073
402	99	00	00	Otros materiales y suministros	61.695	0	0	0	0	0	61.695
402	99	01	00	Otros materiales y suministros	61.695	0	0	0	0	0	61.695
403	**00**	**00**	**00**	**Servicios no personales**	**1.542.281**	**0**	**0**	**0**	**0**	**0**	**1.542.281**
403	09	00	00	Viáticos y pasajes	740.293	0	0	0	0	0	740.293
403	09	01	00	Viáticos y pasajes dentro del país	740.293	0	0	0	0	0	740.293
403	10	00	00	Servicios profesionales y técnicos	382.483	0	0	0	0	0	382.483
403	10	07	00	Servicios de capacitación y adiestramiento	382.483	0	0	0	0	0	382.483
403	18	00	00	Impuestos indirectos	265.275	0	0	0	0	0	265.275
403	18	01	00	Impuesto al valor agregado	265.275	0	0	0	0	0	265.275
403	99	00	00	Otros servicios no personales	154.230	0	0	0	0	0	154.230
403	99	01	00	Otros servicios no personales	154.230	0	0	0	0	0	154.230
404	**00**	**00**	**00**	**Activos reales**	**308.458**	**0**	**0**	**0**	**0**	**0**	**308.458**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	198.647	0	0	0	0	0	198.647
404	09	01	00	Mobiliario y equipos de oficina	29.612	0	0	0	0	0	29.612
404	09	02	00	Equipos de computación	44.418	0	0	0	0	0	44.418
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	124.617	0	0	0	0	0	124.617
404	99	00	00	Otros activos reales	109.811	0	0	0	0	0	109.811

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119530 600058000 PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL 2013-2018

OBJETIVO DEL PROYECTO: DEFINIR LOS LINEAMIENTOS ESTRATÉGICOS ORIENTADOS A LA PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL (2013-2018), MEDIANTE EL ANÁLISIS DE LOS PLANES SECTORIALES Y DE LA INFORMACIÓN TÉCNICA - FINANCIERA DE LOS PROYECTOS DE INVERSIÓN EN INFRAESTRUCTURA Y ACTIVIDADES PRODUCTIVAS, QUE PERMITAN UNA MEJOR ORIENTACIÓN Y USO DE LA INVERSIÓN Y EL USO EFICIENTE DE LOS RECURSOS, EN FUNCIÓN DE SATISFACER LAS NECESIDADES REGIONALES PARA EL DESARROLLO SOCIOECONÓMICO, DE IMPACTO EN LA CALIDAD DE VIDA DE LA POBLACIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	109.811	0	0	0	0	0	109.811
				Totales	**3.084.560**	**0**	**0**	**0**	**0**	**0**	**3.084.560**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119530 600058000 PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL 2013-2018

OBJETIVO DEL PROYECTO: DEFINIR LOS LINEAMIENTOS ESTRATÉGICOS ORIENTADOS A LA PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL (2013-2018), MEDIANTE EL ANÁLISIS DE LOS PLANES SECTORIALES Y DE LA INFORMACIÓN TÉCNICA - FINANCIERA DE LOS PROYECTOS DE INVERSIÓN EN INFRAESTRUCTURA Y ACTIVIDADES PRODUCTIVAS, QUE PERMITAN UNA MEJOR ORIENTACIÓN Y USO DE LA INVERSIÓN Y EL USO EFICIENTE DE LOS RECURSOS, EN FUNCIÓN DE SATISFACER LAS NECESIDADES REGIONALES PARA EL DESARROLLO SOCIOECONÓMICO, DE IMPACTO EN LA CALIDAD DE VIDA DE LA POBLACIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119530 600058000 PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL 2013-2018

OBJETIVO DEL PROYECTO: DEFINIR LOS LINEAMIENTOS ESTRATÉGICOS ORIENTADOS A LA PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL (2013-2018), MEDIANTE EL ANÁLISIS DE LOS PLANES SECTORIALES Y DE LA INFORMACIÓN TÉCNICA - FINANCIERA DE LOS PROYECTOS DE INVERSIÓN EN INFRAESTRUCTURA Y ACTIVIDADES PRODUCTIVAS, QUE PERMITAN UNA MEJOR ORIENTACIÓN Y USO DE LA INVERSIÓN Y EL USO EFICIENTE DE LOS RECURSOS, EN FUNCIÓN DE SATISFACER LAS NECESIDADES REGIONALES PARA EL DESARROLLO SOCIOECONÓMICO, DE IMPACTO EN LA CALIDAD DE VIDA DE LA POBLACIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600058001 PROCESAMIENTO DE DATOS Y DE INFORMACIÓN RELEVANTE DE LOS PROYECTOS DE INVERSIÓN PÚBLICA NACIONAL 2013-2018

UNIDAD DE MEDIDA: DOCUMENTO **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN REGIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**123.382**	**0**	**0**	**0**	**0**	0	**123.382**
401	01	00	00	Sueldos, salarios y otras retribuciones	123.382	0	0	0	0	0	123.382
401	01	18	00	Remuneraciones al personal contratado	108.000	0	0	0	0	0	108.000
401	01	99	00	Otras retribuciones	15.382	0	0	0	0	0	15.382
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**61.691**	**0**	**0**	**0**	**0**	0	**61.691**
402	05	00	00	Productos de papel, cartón e impresos	37.014	0	0	0	0	0	37.014
402	05	03	00	Productos de papel y cartón para oficina	18.507	0	0	0	0	0	18.507
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	18.507	0	0	0	0	0	18.507
402	10	00	00	Productos varios y útiles diversos	18.507	0	0	0	0	0	18.507
402	10	08	00	Materiales para equipos de computación	18.507	0	0	0	0	0	18.507
402	99	00	00	Otros materiales y suministros	6.170	0	0	0	0	0	6.170
402	99	01	00	Otros materiales y suministros	6.170	0	0	0	0	0	6.170
403	**00**	**00**	**00**	**Servicios no personales**	**123.383**	**0**	**0**	**0**	**0**	0	**123.383**
403	09	00	00	Viáticos y pasajes	61.691	0	0	0	0	0	61.691
403	09	01	00	Viáticos y pasajes dentro del país	61.691	0	0	0	0	0	61.691
403	10	00	00	Servicios profesionales y técnicos	12.338	0	0	0	0	0	12.338
403	10	07	00	Servicios de capacitación y adiestramiento	12.338	0	0	0	0	0	12.338
403	18	00	00	Impuestos indirectos	37.016	0	0	0	0	0	37.016
403	18	01	00	Impuesto al valor agregado	37.016	0	0	0	0	0	37.016
403	99	00	00	Otros servicios no personales	12.338	0	0	0	0	0	12.338
403	99	01	00	Otros servicios no personales	12.338	0	0	0	0	0	12.338
404	**00**	**00**	**00**	**Activos reales**	**154.228**	**0**	**0**	**0**	**0**	0	**154.228**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	77.114	0	0	0	0	0	77.114

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119530 600058000 PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL 2013-2018

OBJETIVO DEL PROYECTO: DEFINIR LOS LINEAMIENTOS ESTRATÉGICOS ORIENTADOS A LA PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL (2013-2018), MEDIANTE EL ANÁLISIS DE LOS PLANES SECTORIALES Y DE LA INFORMACIÓN TÉCNICA - FINANCIERA DE LOS PROYECTOS DE INVERSIÓN EN INFRAESTRUCTURA Y ACTIVIDADES PRODUCTIVAS, QUE PERMITAN UNA MEJOR ORIENTACIÓN Y USO DE LA INVERSIÓN Y EL USO EFICIENTE DE LOS RECURSOS, EN FUNCIÓN DE SATISFACER LAS NECESIDADES REGIONALES PARA EL DESARROLLO SOCIOECONÓMICO, DE IMPACTO EN LA CALIDAD DE VIDA DE LA POBLACIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600058001 PROCESAMIENTO DE DATOS Y DE INFORMACIÓN RELEVANTE DE LOS PROYECTOS DE INVERSIÓN PÚBLICA NACIONAL 2013-2018

UNIDAD DE MEDIDA: DOCUMENTO **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN REGIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	77.114	0	0	0	0	0	77.114
404	99	00	00	Otros activos reales	77.114	0	0	0	0	0	77.114
404	99	01	00	Otros activos reales	77.114	0	0	0	0	0	77.114
				Totales	**462.684**	**0**	**0**	**0**	**0**	0	**462.684**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119530 600058000 PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL 2013-2018

OBJETIVO DEL PROYECTO: DEFINIR LOS LINEAMIENTOS ESTRATÉGICOS ORIENTADOS A LA PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL (2013-2018), MEDIANTE EL ANÁLISIS DE LOS PLANES SECTORIALES Y DE LA INFORMACIÓN TÉCNICA - FINANCIERA DE LOS PROYECTOS DE INVERSIÓN EN INFRAESTRUCTURA Y ACTIVIDADES PRODUCTIVAS, QUE PERMITAN UNA MEJOR ORIENTACIÓN Y USO DE LA INVERSIÓN Y EL USO EFICIENTE DE LOS RECURSOS, EN FUNCIÓN DE SATISFACER LAS NECESIDADES REGIONALES PARA EL DESARROLLO SOCIOECONÓMICO, DE IMPACTO EN LA CALIDAD DE VIDA DE LA POBLACIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600058002 SEGUIMIENTO Y ANÁLISIS A LOS PLANES SECTORIALES POR MINISTERIO 2013-2018

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN REGIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**123.382**	**0**	**0**	**0**	**0**	0	**123.382**
401	01	00	00	Sueldos, salarios y otras retribuciones	123.382	0	0	0	0	0	123.382
401	01	18	00	Remuneraciones al personal contratado	108.000	0	0	0	0	0	108.000
401	01	99	00	Otras retribuciones	15.382	0	0	0	0	0	15.382
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**61.691**	**0**	**0**	**0**	**0**	0	**61.691**
402	05	00	00	Productos de papel, cartón e impresos	37.014	0	0	0	0	0	37.014
402	05	03	00	Productos de papel y cartón para oficina	18.507	0	0	0	0	0	18.507
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	18.507	0	0	0	0	0	18.507
402	10	00	00	Productos varios y útiles diversos	18.508	0	0	0	0	0	18.508
402	10	08	00	Materiales para equipos de computación	18.508	0	0	0	0	0	18.508
402	99	00	00	Otros materiales y suministros	6.169	0	0	0	0	0	6.169
402	99	01	00	Otros materiales y suministros	6.169	0	0	0	0	0	6.169
403	**00**	**00**	**00**	**Servicios no personales**	**123.383**	**0**	**0**	**0**	**0**	0	**123.383**
403	09	00	00	Viáticos y pasajes	61.691	0	0	0	0	0	61.691
403	09	01	00	Viáticos y pasajes dentro del país	61.691	0	0	0	0	0	61.691
403	10	00	00	Servicios profesionales y técnicos	24.676	0	0	0	0	0	24.676
403	10	07	00	Servicios de capacitación y adiestramiento	24.676	0	0	0	0	0	24.676
403	18	00	00	Impuestos indirectos	24.677	0	0	0	0	0	24.677
403	18	01	00	Impuesto al valor agregado	24.677	0	0	0	0	0	24.677
403	99	00	00	Otros servicios no personales	12.339	0	0	0	0	0	12.339
403	99	01	00	Otros servicios no personales	12.339	0	0	0	0	0	12.339
				Totales	**308.456**	**0**	**0**	**0**	**0**	0	**308.456**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119530 600058000 PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL 2013-2018

OBJETIVO DEL PROYECTO: DEFINIR LOS LINEAMIENTOS ESTRATÉGICOS ORIENTADOS A LA PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL (2013-2018), MEDIANTE EL ANÁLISIS DE LOS PLANES SECTORIALES Y DE LA INFORMACIÓN TÉCNICA - FINANCIERA DE LOS PROYECTOS DE INVERSIÓN EN INFRAESTRUCTURA Y ACTIVIDADES PRODUCTIVAS, QUE PERMITAN UNA MEJOR ORIENTACIÓN Y USO DE LA INVERSIÓN Y EL USO EFICIENTE DE LOS RECURSOS, EN FUNCIÓN DE SATISFACER LAS NECESIDADES REGIONALES PARA EL DESARROLLO SOCIOECONÓMICO, DE IMPACTO EN LA CALIDAD DE VIDA DE LA POBLACIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600058003 PROCESAMIENTO DE INFORMACIÓN DE LOS PROYECTOS DE INVERSIÓN PÚBLICA EN INFRAESTRUCTURA Y PRODUCTIVOS 2013-2018

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN REGIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**123.382**	**0**	**0**	**0**	**0**	0	**123.382**
401	01	00	00	Sueldos, salarios y otras retribuciones	123.382	0	0	0	0	0	123.382
401	01	18	00	Remuneraciones al personal contratado	108.000	0	0	0	0	0	108.000
401	01	99	00	Otras retribuciones	15.382	0	0	0	0	0	15.382
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**61.691**	**0**	**0**	**0**	**0**	0	**61.691**
402	05	00	00	Productos de papel, cartón e impresos	37.014	0	0	0	0	0	37.014
402	05	03	00	Productos de papel y cartón para oficina	18.507	0	0	0	0	0	18.507
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	18.507	0	0	0	0	0	18.507
402	10	00	00	Productos varios y útiles diversos	18.507	0	0	0	0	0	18.507
402	10	08	00	Materiales para equipos de computación	18.507	0	0	0	0	0	18.507
402	99	00	00	Otros materiales y suministros	6.170	0	0	0	0	0	6.170
402	99	01	00	Otros materiales y suministros	6.170	0	0	0	0	0	6.170
403	**00**	**00**	**00**	**Servicios no personales**	**123.382**	**0**	**0**	**0**	**0**	0	**123.382**
403	09	00	00	Viáticos y pasajes	49.353	0	0	0	0	0	49.353
403	09	01	00	Viáticos y pasajes dentro del país	49.353	0	0	0	0	0	49.353
403	10	00	00	Servicios profesionales y técnicos	24.676	0	0	0	0	0	24.676
403	10	07	00	Servicios de capacitación y adiestramiento	24.676	0	0	0	0	0	24.676
403	18	00	00	Impuestos indirectos	37.015	0	0	0	0	0	37.015
403	18	01	00	Impuesto al valor agregado	37.015	0	0	0	0	0	37.015
403	99	00	00	Otros servicios no personales	12.338	0	0	0	0	0	12.338
403	99	01	00	Otros servicios no personales	12.338	0	0	0	0	0	12.338
404	**00**	**00**	**00**	**Activos reales**	**148.060**	**0**	**0**	**0**	**0**	0	**148.060**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	118.448	0	0	0	0	0	118.448

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119530 600058000 PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL 2013-2018

OBJETIVO DEL PROYECTO: DEFINIR LOS LINEAMIENTOS ESTRATÉGICOS ORIENTADOS A LA PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL (2013-2018), MEDIANTE EL ANÁLISIS DE LOS PLANES SECTORIALES Y DE LA INFORMACIÓN TÉCNICA - FINANCIERA DE LOS PROYECTOS DE INVERSIÓN EN INFRAESTRUCTURA Y ACTIVIDADES PRODUCTIVAS, QUE PERMITAN UNA MEJOR ORIENTACIÓN Y USO DE LA INVERSIÓN Y EL USO EFICIENTE DE LOS RECURSOS, EN FUNCIÓN DE SATISFACER LAS NECESIDADES REGIONALES PARA EL DESARROLLO SOCIOECONÓMICO, DE IMPACTO EN LA CALIDAD DE VIDA DE LA POBLACIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600058003 PROCESAMIENTO DE INFORMACIÓN DE LOS PROYECTOS DE INVERSIÓN PÚBLICA EN INFRAESTRUCTURA Y PRODUCTIVOS 2013-2018

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN REGIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	29.612	0	0	0	0	0	29.612
404	09	02	00	Equipos de computación	44.418	0	0	0	0	0	44.418
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	44.418	0	0	0	0	0	44.418
404	99	00	00	Otros activos reales	29.612	0	0	0	0	0	29.612
404	99	01	00	Otros activos reales	29.612	0	0	0	0	0	29.612
				Totales	**456.515**	**0**	**0**	**0**	**0**	0	**456.515**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119530 600058000 PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL 2013-2018

OBJETIVO DEL PROYECTO: DEFINIR LOS LINEAMIENTOS ESTRATÉGICOS ORIENTADOS A LA PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL (2013-2018), MEDIANTE EL ANÁLISIS DE LOS PLANES SECTORIALES Y DE LA INFORMACIÓN TÉCNICA - FINANCIERA DE LOS PROYECTOS DE INVERSIÓN EN INFRAESTRUCTURA Y ACTIVIDADES PRODUCTIVAS, QUE PERMITAN UNA MEJOR ORIENTACIÓN Y USO DE LA INVERSIÓN Y EL USO EFICIENTE DE LOS RECURSOS, EN FUNCIÓN DE SATISFACER LAS NECESIDADES REGIONALES PARA EL DESARROLLO SOCIOECONÓMICO, DE IMPACTO EN LA CALIDAD DE VIDA DE LA POBLACIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600058004 GENERACIÓN DE CARTOGRAFÍA TEMÁTICA DE LOS PROYECTOS DE INVERSIÓN PÚBLICA NACIONAL 2013-2018

UNIDAD DE MEDIDA: MAPA **META:** 35

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN REGIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**123.382**	**0**	**0**	**0**	**0**	0	**123.382**
401	01	00	00	Sueldos, salarios y otras retribuciones	123.382	0	0	0	0	0	123.382
401	01	18	00	Remuneraciones al personal contratado	108.000	0	0	0	0	0	108.000
401	01	99	00	Otras retribuciones	15.382	0	0	0	0	0	15.382
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**123.382**	**0**	**0**	**0**	**0**	0	**123.382**
402	05	00	00	Productos de papel, cartón e impresos	74.029	0	0	0	0	0	74.029
402	05	03	00	Productos de papel y cartón para oficina	18.507	0	0	0	0	0	18.507
402	05	04	00	Libros, revistas y periódicos	18.507	0	0	0	0	0	18.507
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	37.015	0	0	0	0	0	37.015
402	10	00	00	Productos varios y útiles diversos	37.015	0	0	0	0	0	37.015
402	10	08	00	Materiales para equipos de computación	37.015	0	0	0	0	0	37.015
402	99	00	00	Otros materiales y suministros	12.338	0	0	0	0	0	12.338
402	99	01	00	Otros materiales y suministros	12.338	0	0	0	0	0	12.338
403	**00**	**00**	**00**	**Servicios no personales**	**61.692**	**0**	**0**	**0**	**0**	0	**61.692**
403	09	00	00	Viáticos y pasajes	24.676	0	0	0	0	0	24.676
403	09	01	00	Viáticos y pasajes dentro del país	24.676	0	0	0	0	0	24.676
403	10	00	00	Servicios profesionales y técnicos	12.338	0	0	0	0	0	12.338
403	10	07	00	Servicios de capacitación y adiestramiento	12.338	0	0	0	0	0	12.338
403	18	00	00	Impuestos indirectos	18.508	0	0	0	0	0	18.508
403	18	01	00	Impuesto al valor agregado	18.508	0	0	0	0	0	18.508
403	99	00	00	Otros servicios no personales	6.170	0	0	0	0	0	6.170
403	99	01	00	Otros servicios no personales	6.170	0	0	0	0	0	6.170
				Totales	**308.456**	**0**	**0**	**0**	**0**	0	**308.456**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119530 600058000 PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL 2013-2018

OBJETIVO DEL PROYECTO: DEFINIR LOS LINEAMIENTOS ESTRATÉGICOS ORIENTADOS A LA PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL (2013-2018), MEDIANTE EL ANÁLISIS DE LOS PLANES SECTORIALES Y DE LA INFORMACIÓN TÉCNICA - FINANCIERA DE LOS PROYECTOS DE INVERSIÓN EN INFRAESTRUCTURA Y ACTIVIDADES PRODUCTIVAS, QUE PERMITAN UNA MEJOR ORIENTACIÓN Y USO DE LA INVERSIÓN Y EL USO EFICIENTE DE LOS RECURSOS, EN FUNCIÓN DE SATISFACER LAS NECESIDADES REGIONALES PARA EL DESARROLLO SOCIOECONÓMICO, DE IMPACTO EN LA CALIDAD DE VIDA DE LA POBLACIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600058005 VISITAS DE CAMPO PARA EL LEVANTAMIENTO DE INFORMACION

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN REGIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**123.382**	**0**	**0**	**0**	**0**	0	**123.382**
401	01	00	00	Sueldos, salarios y otras retribuciones	123.382	0	0	0	0	0	123.382
401	01	18	00	Remuneraciones al personal contratado	108.000	0	0	0	0	0	108.000
401	01	99	00	Otras retribuciones	15.382	0	0	0	0	0	15.382
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**61.691**	**0**	**0**	**0**	**0**	0	**61.691**
402	05	00	00	Productos de papel, cartón e impresos	37.014	0	0	0	0	0	37.014
402	05	03	00	Productos de papel y cartón para oficina	18.507	0	0	0	0	0	18.507
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	18.507	0	0	0	0	0	18.507
402	10	00	00	Productos varios y útiles diversos	18.507	0	0	0	0	0	18.507
402	10	08	00	Materiales para equipos de computación	18.507	0	0	0	0	0	18.507
402	99	00	00	Otros materiales y suministros	6.170	0	0	0	0	0	6.170
402	99	01	00	Otros materiales y suministros	6.170	0	0	0	0	0	6.170
403	**00**	**00**	**00**	**Servicios no personales**	**123.382**	**0**	**0**	**0**	**0**	0	**123.382**
403	09	00	00	Viáticos y pasajes	61.691	0	0	0	0	0	61.691
403	09	01	00	Viáticos y pasajes dentro del país	61.691	0	0	0	0	0	61.691
403	10	00	00	Servicios profesionales y técnicos	24.676	0	0	0	0	0	24.676
403	10	07	00	Servicios de capacitación y adiestramiento	24.676	0	0	0	0	0	24.676
403	18	00	00	Impuestos indirectos	24.676	0	0	0	0	0	24.676
403	18	01	00	Impuesto al valor agregado	24.676	0	0	0	0	0	24.676
403	99	00	00	Otros servicios no personales	12.339	0	0	0	0	0	12.339
403	99	01	00	Otros servicios no personales	12.339	0	0	0	0	0	12.339
404	**00**	**00**	**00**	**Activos reales**	**6.170**	**0**	**0**	**0**	**0**	0	**6.170**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.085	0	0	0	0	0	3.085

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119530 600058000 PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL 2013-2018

OBJETIVO DEL PROYECTO: DEFINIR LOS LINEAMIENTOS ESTRATÉGICOS ORIENTADOS A LA PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL (2013-2018), MEDIANTE EL ANÁLISIS DE LOS PLANES SECTORIALES Y DE LA INFORMACIÓN TÉCNICA - FINANCIERA DE LOS PROYECTOS DE INVERSIÓN EN INFRAESTRUCTURA Y ACTIVIDADES PRODUCTIVAS, QUE PERMITAN UNA MEJOR ORIENTACIÓN Y USO DE LA INVERSIÓN Y EL USO EFICIENTE DE LOS RECURSOS, EN FUNCIÓN DE SATISFACER LAS NECESIDADES REGIONALES PARA EL DESARROLLO SOCIOECONÓMICO, DE IMPACTO EN LA CALIDAD DE VIDA DE LA POBLACIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600058005 VISITAS DE CAMPO PARA EL LEVANTAMIENTO DE INFORMACION

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN REGIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.085	0	0	0	0	0	3.085
404	99	00	00	Otros activos reales	3.085	0	0	0	0	0	3.085
404	99	01	00	Otros activos reales	3.085	0	0	0	0	0	3.085
				Totales	**314.625**	**0**	**0**	**0**	**0**	0	**314.625**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119530 600058000 PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL 2013-2018

OBJETIVO DEL PROYECTO: DEFINIR LOS LINEAMIENTOS ESTRATÉGICOS ORIENTADOS A LA PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL (2013-2018), MEDIANTE EL ANÁLISIS DE LOS PLANES SECTORIALES Y DE LA INFORMACIÓN TÉCNICA - FINANCIERA DE LOS PROYECTOS DE INVERSIÓN EN INFRAESTRUCTURA Y ACTIVIDADES PRODUCTIVAS, QUE PERMITAN UNA MEJOR ORIENTACIÓN Y USO DE LA INVERSIÓN Y EL USO EFICIENTE DE LOS RECURSOS, EN FUNCIÓN DE SATISFACER LAS NECESIDADES REGIONALES PARA EL DESARROLLO SOCIOECONÓMICO, DE IMPACTO EN LA CALIDAD DE VIDA DE LA POBLACIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600058006 DEFINICIÓN DE LAS LÍNEAS ESTRATÉGICAS PARA LA PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL 2013-2018

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN REGIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**61.691**	**0**	**0**	**0**	**0**	**0**	**61.691**
402	05	00	00	Productos de papel, cartón e impresos	37.014	0	0	0	0	0	37.014
402	05	03	00	Productos de papel y cartón para oficina	18.507	0	0	0	0	0	18.507
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	18.507	0	0	0	0	0	18.507
402	10	00	00	Productos varios y útiles diversos	18.507	0	0	0	0	0	18.507
402	10	08	00	Materiales para equipos de computación	18.507	0	0	0	0	0	18.507
402	99	00	00	Otros materiales y suministros	6.170	0	0	0	0	0	6.170
402	99	01	00	Otros materiales y suministros	6.170	0	0	0	0	0	6.170
403	**00**	**00**	**00**	**Servicios no personales**	**863.677**	**0**	**0**	**0**	**0**	**0**	**863.677**
403	09	00	00	Viáticos y pasajes	431.838	0	0	0	0	0	431.838
403	09	01	00	Viáticos y pasajes dentro del país	431.838	0	0	0	0	0	431.838
403	10	00	00	Servicios profesionales y técnicos	259.103	0	0	0	0	0	259.103
403	10	07	00	Servicios de capacitación y adiestramiento	259.103	0	0	0	0	0	259.103
403	18	00	00	Impuestos indirectos	86.368	0	0	0	0	0	86.368
403	18	01	00	Impuesto al valor agregado	86.368	0	0	0	0	0	86.368
403	99	00	00	Otros servicios no personales	86.368	0	0	0	0	0	86.368
403	99	01	00	Otros servicios no personales	86.368	0	0	0	0	0	86.368
				Totales	**925.368**	**0**	**0**	**0**	**0**	**0**	**925.368**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119530 600058000 PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL 2013-2018

OBJETIVO DEL PROYECTO: DEFINIR LOS LINEAMIENTOS ESTRATÉGICOS ORIENTADOS A LA PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL (2013-2018), MEDIANTE EL ANÁLISIS DE LOS PLANES SECTORIALES Y DE LA INFORMACIÓN TÉCNICA - FINANCIERA DE LOS PROYECTOS DE INVERSIÓN EN INFRAESTRUCTURA Y ACTIVIDADES PRODUCTIVAS, QUE PERMITAN UNA MEJOR ORIENTACIÓN Y USO DE LA INVERSIÓN Y EL USO EFICIENTE DE LOS RECURSOS, EN FUNCIÓN DE SATISFACER LAS NECESIDADES REGIONALES PARA EL DESARROLLO SOCIOECONÓMICO, DE IMPACTO EN LA CALIDAD DE VIDA DE LA POBLACIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600058007 PUBLICACIÓN DE INFORMACIÓN DOCUMENTAL Y GRÁFICA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN REGIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**185.074**	**0**	**0**	**0**	**0**	0	**185.074**
402	05	00	00	Productos de papel, cartón e impresos	111.044	0	0	0	0	0	111.044
402	05	03	00	Productos de papel y cartón para oficina	55.522	0	0	0	0	0	55.522
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	55.522	0	0	0	0	0	55.522
402	10	00	00	Productos varios y útiles diversos	55.522	0	0	0	0	0	55.522
402	10	08	00	Materiales para equipos de computación	55.522	0	0	0	0	0	55.522
402	99	00	00	Otros materiales y suministros	18.508	0	0	0	0	0	18.508
402	99	01	00	Otros materiales y suministros	18.508	0	0	0	0	0	18.508
403	**00**	**00**	**00**	**Servicios no personales**	**123.382**	**0**	**0**	**0**	**0**	0	**123.382**
403	09	00	00	Viáticos y pasajes	49.353	0	0	0	0	0	49.353
403	09	01	00	Viáticos y pasajes dentro del país	49.353	0	0	0	0	0	49.353
403	10	00	00	Servicios profesionales y técnicos	24.676	0	0	0	0	0	24.676
403	10	07	00	Servicios de capacitación y adiestramiento	24.676	0	0	0	0	0	24.676
403	18	00	00	Impuestos indirectos	37.015	0	0	0	0	0	37.015
403	18	01	00	Impuesto al valor agregado	37.015	0	0	0	0	0	37.015
403	99	00	00	Otros servicios no personales	12.338	0	0	0	0	0	12.338
403	99	01	00	Otros servicios no personales	12.338	0	0	0	0	0	12.338
				Totales	**308.456**	**0**	**0**	**0**	**0**	0	**308.456**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119533 600059000 DISEÑAR E IMPLANTAR UNA PLATAFORMA DE COMUNIDAD VIRTUAL PARA LA ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR UNA PLATAFORMA DE COMUNIDAD VIRTUAL, QUE PERMITA INTEGRAR Y CAPACITAR A LOS USUARIOS, AL PODER POPULAR Y A LOS ÓRGANOS RECTORES DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO, A OBJETO DE INCREMENTAR LOS NIVELES DE EFICIENCIA EN LA GESTIÓN PÚBLICA Y COADYUVAR AL DESARROLLO Y FORMACIÓN DEL PODER POPULAR

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.063.567**	**0**	**0**	**0**	**0**	**0**	**1.063.567**
401	01	00	00	Sueldos, salarios y otras retribuciones	762.000	0	0	0	0	0	762.000
401	01	18	00	Remuneraciones al personal contratado	762.000	0	0	0	0	0	762.000
401	03	00	00	Primas	26.400	0	0	0	0	0	26.400
401	03	37	00	Primas de transporte al personal contratado	26.400	0	0	0	0	0	26.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	275.167	0	0	0	0	0	275.167
401	05	07	00	Aguinaldos al personal contratado	190.500	0	0	0	0	0	190.500
401	05	08	00	Bono vacacional al personal contratado	84.667	0	0	0	0	0	84.667
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**252.511**	**0**	**0**	**0**	**0**	**0**	**252.511**
402	05	00	00	Productos de papel, cartón e impresos	35.203	0	0	0	0	0	35.203
402	05	03	00	Productos de papel y cartón para oficina	32.128	0	0	0	0	0	32.128
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.075	0	0	0	0	0	3.075
402	08	00	00	Productos metálicos	5.000	0	0	0	0	0	5.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	212.308	0	0	0	0	0	212.308
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	27.497	0	0	0	0	0	27.497
402	10	08	00	Materiales para equipos de computación	183.436	0	0	0	0	0	183.436
402	10	11	00	Materiales eléctricos	1.375	0	0	0	0	0	1.375
403	**00**	**00**	**00**	**Servicios no personales**	**649.101**	**0**	**0**	**0**	**0**	**0**	**649.101**
403	07	00	00	Servicios de información, impresión y relaciones públicas	400.000	0	0	0	0	0	400.000
403	07	01	00	Publicidad y propaganda	200.000	0	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	2.500	0	0	0	0	0	2.500
403	09	01	00	Viáticos y pasajes dentro del país	2.500	0	0	0	0	0	2.500
403	18	00	00	Impuestos indirectos	96.601	0	0	0	0	0	96.601
403	18	01	00	Impuesto al valor agregado	96.601	0	0	0	0	0	96.601
403	99	00	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000
403	99	01	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119533 600059000 DISEÑAR E IMPLANTAR UNA PLATAFORMA DE COMUNIDAD VIRTUAL PARA LA ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR UNA PLATAFORMA DE COMUNIDAD VIRTUAL, QUE PERMITA INTEGRAR Y CAPACITAR A LOS USUARIOS, AL PODER POPULAR Y A LOS ÓRGANOS RECTORES DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO, A OBJETO DE INCREMENTAR LOS NIVELES DE EFICIENCIA EN LA GESTIÓN PÚBLICA Y COADYUVAR AL DESARROLLO Y FORMACIÓN DEL PODER POPULAR

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**1.965.179**	**0**	**0**	**0**	**0**	**0**	**1.965.179**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119533 600059000 DISEÑAR E IMPLANTAR UNA PLATAFORMA DE COMUNIDAD VIRTUAL PARA LA ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR UNA PLATAFORMA DE COMUNIDAD VIRTUAL, QUE PERMITA INTEGRAR Y CAPACITAR A LOS USUARIOS, AL PODER POPULAR Y A LOS ÓRGANOS RECTORES DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO, A OBJETO DE INCREMENTAR LOS NIVELES DE EFICIENCIA EN LA GESTIÓN PÚBLICA Y COADYUVAR AL DESARROLLO Y FORMACIÓN DEL PODER POPULAR

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119533 600059000 DISEÑAR E IMPLANTAR UNA PLATAFORMA DE COMUNIDAD VIRTUAL PARA LA ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR UNA PLATAFORMA DE COMUNIDAD VIRTUAL, QUE PERMITA INTEGRAR Y CAPACITAR A LOS USUARIOS, AL PODER POPULAR Y A LOS ÓRGANOS RECTORES DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO, A OBJETO DE INCREMENTAR LOS NIVELES DE EFICIENCIA EN LA GESTIÓN PÚBLICA Y COADYUVAR AL DESARROLLO Y FORMACIÓN DEL PODER POPULAR

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600059001 DISEÑO CONCEPTUAL DEL SISTEMA

UNIDAD DE MEDIDA: INSTRUCTIVO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**670.367**	**0**	**0**	**0**	**0**	0	**670.367**
401	01	00	00	Sueldos, salarios y otras retribuciones	474.000	0	0	0	0	0	474.000
401	01	18	00	Remuneraciones al personal contratado	474.000	0	0	0	0	0	474.000
401	03	00	00	Primas	25.200	0	0	0	0	0	25.200
401	03	37	00	Primas de transporte al personal contratado	25.200	0	0	0	0	0	25.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	171.167	0	0	0	0	0	171.167
401	05	07	00	Aguinaldos al personal contratado	118.500	0	0	0	0	0	118.500
401	05	08	00	Bono vacacional al personal contratado	52.667	0	0	0	0	0	52.667
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**67.700**	**0**	**0**	**0**	**0**	0	**67.700**
402	05	00	00	Productos de papel, cartón e impresos	35.203	0	0	0	0	0	35.203
402	05	03	00	Productos de papel y cartón para oficina	32.128	0	0	0	0	0	32.128
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.075	0	0	0	0	0	3.075
402	08	00	00	Productos metálicos	5.000	0	0	0	0	0	5.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	27.497	0	0	0	0	0	27.497
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	27.497	0	0	0	0	0	27.497
403	**00**	**00**	**00**	**Servicios no personales**	**8.124**	**0**	**0**	**0**	**0**	0	**8.124**
403	18	00	00	Impuestos indirectos	8.124	0	0	0	0	0	8.124
403	18	01	00	Impuesto al valor agregado	8.124	0	0	0	0	0	8.124
				Totales	**746.191**	**0**	**0**	**0**	**0**	0	**746.191**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119533 600059000 DISEÑAR E IMPLANTAR UNA PLATAFORMA DE COMUNIDAD VIRTUAL PARA LA ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR UNA PLATAFORMA DE COMUNIDAD VIRTUAL, QUE PERMITA INTEGRAR Y CAPACITAR A LOS USUARIOS, AL PODER POPULAR Y A LOS ÓRGANOS RECTORES DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO, A OBJETO DE INCREMENTAR LOS NIVELES DE EFICIENCIA EN LA GESTIÓN PÚBLICA Y COADYUVAR AL DESARROLLO Y FORMACIÓN DEL PODER POPULAR

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600059002 DISEÑAR LA PLATAFORMA TECNOLÓGICA COMUNIDAD VIRTUAL

UNIDAD DE MEDIDA: PROTOTIPO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**393.200**	**0**	**0**	**0**	**0**	0	**393.200**
401	01	00	00	Sueldos, salarios y otras retribuciones	288.000	0	0	0	0	0	288.000
401	01	18	00	Remuneraciones al personal contratado	288.000	0	0	0	0	0	288.000
401	03	00	00	Primas	1.200	0	0	0	0	0	1.200
401	03	37	00	Primas de transporte al personal contratado	1.200	0	0	0	0	0	1.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	104.000	0	0	0	0	0	104.000
401	05	07	00	Aguinaldos al personal contratado	72.000	0	0	0	0	0	72.000
401	05	08	00	Bono vacacional al personal contratado	32.000	0	0	0	0	0	32.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**184.811**	**0**	**0**	**0**	**0**	0	**184.811**
402	10	00	00	Productos varios y útiles diversos	184.811	0	0	0	0	0	184.811
402	10	08	00	Materiales para equipos de computación	183.436	0	0	0	0	0	183.436
402	10	11	00	Materiales eléctricos	1.375	0	0	0	0	0	1.375
403	**00**	**00**	**00**	**Servicios no personales**	**22.177**	**0**	**0**	**0**	**0**	0	**22.177**
403	18	00	00	Impuestos indirectos	22.177	0	0	0	0	0	22.177
403	18	01	00	Impuesto al valor agregado	22.177	0	0	0	0	0	22.177
				Totales	**600.188**	**0**	**0**	**0**	**0**	0	**600.188**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119533 600059000 DISEÑAR E IMPLANTAR UNA PLATAFORMA DE COMUNIDAD VIRTUAL PARA LA ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR UNA PLATAFORMA DE COMUNIDAD VIRTUAL, QUE PERMITA INTEGRAR Y CAPACITAR A LOS USUARIOS, AL PODER POPULAR Y A LOS ÓRGANOS RECTORES DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO, A OBJETO DE INCREMENTAR LOS NIVELES DE EFICIENCIA EN LA GESTIÓN PÚBLICA Y COADYUVAR AL DESARROLLO Y FORMACIÓN DEL PODER POPULAR

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600059003 IMPLANTACIÓN Y PROMOCIÓN DE LA PLATAFORMA TECNOLÓGICA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**618.800**	**0**	**0**	**0**	**0**	0	**618.800**
403	07	00	00	Servicios de información, impresión y relaciones públicas	400.000	0	0	0	0	0	400.000
403	07	01	00	Publicidad y propaganda	200.000	0	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	2.500	0	0	0	0	0	2.500
403	09	01	00	Viáticos y pasajes dentro del país	2.500	0	0	0	0	0	2.500
403	18	00	00	Impuestos indirectos	66.300	0	0	0	0	0	66.300
403	18	01	00	Impuesto al valor agregado	66.300	0	0	0	0	0	66.300
403	99	00	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000
403	99	01	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000
				Totales	**618.800**	**0**	**0**	**0**	**0**	0	**618.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119535 600060000 FORTALECIMIENTO DEL SISTEMA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: SISTEMATIZAR, CONSOLIDAR Y CONTROLAR EL REGISTRO DE LAS TRANSACCIONES INHERENTES A LOS SISTEMAS DE LA ADMINISTRACIÓN FINANCIERA PÚBLICA A TRAVÉS DEL DISEÑO, DESARROLLO, ACTUALIZACIÓN E IMPLEMENTACIÓN DE LAS HERRAMIENTAS INFORMÁTICAS PARA LA MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO

UNIDAD DE MEDIDA: SISTEMA **META:** 11

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.765.823**	**0**	**0**	**0**	**0**	**0**	**2.765.823**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.943.868	0	0	0	0	0	1.943.868
401	01	18	00	Remuneraciones al personal contratado	1.943.868	0	0	0	0	0	1.943.868
401	03	00	00	Primas	138.960	0	0	0	0	0	138.960
401	03	37	00	Primas de transporte al personal contratado	115.200	0	0	0	0	0	115.200
401	03	41	00	Primas por antigüedad al personal contratado	23.760	0	0	0	0	0	23.760
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	682.995	0	0	0	0	0	682.995
401	05	07	00	Aguinaldos al personal contratado	485.967	0	0	0	0	0	485.967
401	05	08	00	Bono vacacional al personal contratado	197.028	0	0	0	0	0	197.028
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**325.593**	**0**	**0**	**0**	**0**	**0**	**325.593**
402	01	00	00	Productos alimenticios y agropecuarios	213.814	0	0	0	0	0	213.814
402	01	01	00	Alimentos y bebidas para personas	213.814	0	0	0	0	0	213.814
402	05	00	00	Productos de papel, cartón e impresos	72.527	0	0	0	0	0	72.527
402	05	01	00	Pulpa de madera, papel y cartón	17.565	0	0	0	0	0	17.565
402	05	03	00	Productos de papel y cartón para oficina	54.962	0	0	0	0	0	54.962
402	10	00	00	Productos varios y útiles diversos	39.252	0	0	0	0	0	39.252
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	39.252	0	0	0	0	0	39.252
403	**00**	**00**	**00**	**Servicios no personales**	**7.953.620**	**0**	**0**	**0**	**0**	**0**	**7.953.620**
403	10	00	00	Servicios profesionales y técnicos	7.078.820	0	0	0	0	0	7.078.820
403	10	03	00	Servicios de procesamiento de datos	7.078.820	0	0	0	0	0	7.078.820
403	18	00	00	Impuestos indirectos	874.800	0	0	0	0	0	874.800
403	18	01	00	Impuesto al valor agregado	874.800	0	0	0	0	0	874.800
404	**00**	**00**	**00**	**Activos reales**	**75.000**	**0**	**0**	**0**	**0**	**0**	**75.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	75.000	0	0	0	0	0	75.000
404	09	01	00	Mobiliario y equipos de oficina	75.000	0	0	0	0	0	75.000
				Totales	**11.120.036**	**0**	**0**	**0**	**0**	**0**	**11.120.036**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119535 600060000 FORTALECIMIENTO DEL SISTEMA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: SISTEMATIZAR, CONSOLIDAR Y CONTROLAR EL REGISTRO DE LAS TRANSACCIONES INHERENTES A LOS SISTEMAS DE LA ADMINISTRACIÓN FINANCIERA PÚBLICA A TRAVÉS DEL DISEÑO, DESARROLLO, ACTUALIZACIÓN E IMPLEMENTACIÓN DE LAS HERRAMIENTAS INFORMÁTICAS PARA LA MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO

UNIDAD DE MEDIDA: SISTEMA **META:** 11

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119535 600060000 FORTALECIMIENTO DEL SISTEMA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: SISTEMATIZAR, CONSOLIDAR Y CONTROLAR EL REGISTRO DE LAS TRANSACCIONES INHERENTES A LOS SISTEMAS DE LA ADMINISTRACIÓN FINANCIERA PÚBLICA A TRAVÉS DEL DISEÑO, DESARROLLO, ACTUALIZACIÓN E IMPLEMENTACIÓN DE LAS HERRAMIENTAS INFORMÁTICAS PARA LA MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO

UNIDAD DE MEDIDA: SISTEMA **META:** 11

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600060001 ACTUALIZAR Y MANTENER EL APLICATIVO INFORMÁTICO DEL SISTEMA DE GESTIÓN FINANCIERA DE LOS RECURSOS HUMANOS (SIGEFIRRHH)

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**567.590**	**0**	**0**	**0**	**0**	0	**567.590**
401	01	00	00	Sueldos, salarios y otras retribuciones	393.000	0	0	0	0	0	393.000
401	01	18	00	Remuneraciones al personal contratado	393.000	0	0	0	0	0	393.000
401	03	00	00	Primas	36.000	0	0	0	0	0	36.000
401	03	37	00	Primas de transporte al personal contratado	25.200	0	0	0	0	0	25.200
401	03	41	00	Primas por antigüedad al personal contratado	10.800	0	0	0	0	0	10.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	138.590	0	0	0	0	0	138.590
401	05	07	00	Aguinaldos al personal contratado	98.250	0	0	0	0	0	98.250
401	05	08	00	Bono vacacional al personal contratado	40.340	0	0	0	0	0	40.340
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**223.544**	**0**	**0**	**0**	**0**	0	**223.544**
402	01	00	00	Productos alimenticios y agropecuarios	183.584	0	0	0	0	0	183.584
402	01	01	00	Alimentos y bebidas para personas	183.584	0	0	0	0	0	183.584
402	05	00	00	Productos de papel, cartón e impresos	27.180	0	0	0	0	0	27.180
402	05	01	00	Pulpa de madera, papel y cartón	7.750	0	0	0	0	0	7.750
402	05	03	00	Productos de papel y cartón para oficina	19.430	0	0	0	0	0	19.430
402	10	00	00	Productos varios y útiles diversos	12.780	0	0	0	0	0	12.780
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.780	0	0	0	0	0	12.780
403	**00**	**00**	**00**	**Servicios no personales**	**2.266.370**	**0**	**0**	**0**	**0**	0	**2.266.370**
403	10	00	00	Servicios profesionales y técnicos	2.000.000	0	0	0	0	0	2.000.000
403	10	03	00	Servicios de procesamiento de datos	2.000.000	0	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	266.370	0	0	0	0	0	266.370
403	18	01	00	Impuesto al valor agregado	266.370	0	0	0	0	0	266.370
				Totales	**3.057.504**	**0**	**0**	**0**	**0**	0	**3.057.504**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119535 600060000 FORTALECIMIENTO DEL SISTEMA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: SISTEMATIZAR, CONSOLIDAR Y CONTROLAR EL REGISTRO DE LAS TRANSACCIONES INHERENTES A LOS SISTEMAS DE LA ADMINISTRACIÓN FINANCIERA PÚBLICA A TRAVÉS DEL DISEÑO, DESARROLLO, ACTUALIZACIÓN E IMPLEMENTACIÓN DE LAS HERRAMIENTAS INFORMÁTICAS PARA LA MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO

UNIDAD DE MEDIDA: SISTEMA **META:** 11

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600060002 ACTUALIZAR Y MANTENER EL APLICATIVO INFORMÁTICO DEL SISTEMA DE GESTIÓN ADMINISTRATIVA (SIGA)

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**850.233**	**0**	**0**	**0**	**0**	0	**850.233**
401	01	00	00	Sueldos, salarios y otras retribuciones	590.868	0	0	0	0	0	590.868
401	01	18	00	Remuneraciones al personal contratado	590.868	0	0	0	0	0	590.868
401	03	00	00	Primas	48.960	0	0	0	0	0	48.960
401	03	37	00	Primas de transporte al personal contratado	36.000	0	0	0	0	0	36.000
401	03	41	00	Primas por antigüedad al personal contratado	12.960	0	0	0	0	0	12.960
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	210.405	0	0	0	0	0	210.405
401	05	07	00	Aguinaldos al personal contratado	147.717	0	0	0	0	0	147.717
401	05	08	00	Bono vacacional al personal contratado	62.688	0	0	0	0	0	62.688
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**32.495**	**0**	**0**	**0**	**0**	0	**32.495**
402	01	00	00	Productos alimenticios y agropecuarios	15.978	0	0	0	0	0	15.978
402	01	01	00	Alimentos y bebidas para personas	15.978	0	0	0	0	0	15.978
402	05	00	00	Productos de papel, cartón e impresos	9.961	0	0	0	0	0	9.961
402	05	01	00	Pulpa de madera, papel y cartón	1.750	0	0	0	0	0	1.750
402	05	03	00	Productos de papel y cartón para oficina	8.211	0	0	0	0	0	8.211
402	10	00	00	Productos varios y útiles diversos	6.556	0	0	0	0	0	6.556
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.556	0	0	0	0	0	6.556
403	**00**	**00**	**00**	**Servicios no personales**	**899.672**	**0**	**0**	**0**	**0**	0	**899.672**
403	10	00	00	Servicios profesionales y técnicos	800.000	0	0	0	0	0	800.000
403	10	03	00	Servicios de procesamiento de datos	800.000	0	0	0	0	0	800.000
403	18	00	00	Impuestos indirectos	99.672	0	0	0	0	0	99.672
403	18	01	00	Impuesto al valor agregado	99.672	0	0	0	0	0	99.672
				Totales	**1.782.400**	**0**	**0**	**0**	**0**	0	**1.782.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119535 600060000 FORTALECIMIENTO DEL SISTEMA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: SISTEMATIZAR, CONSOLIDAR Y CONTROLAR EL REGISTRO DE LAS TRANSACCIONES INHERENTES A LOS SISTEMAS DE LA ADMINISTRACIÓN FINANCIERA PÚBLICA A TRAVÉS DEL DISEÑO, DESARROLLO, ACTUALIZACIÓN E IMPLEMENTACIÓN DE LAS HERRAMIENTAS INFORMÁTICAS PARA LA MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO

UNIDAD DE MEDIDA: SISTEMA **META:** 11

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600060003 REDISEÑAR E IMPLANTAR EL SISTEMA NUEVA ETAPA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**508.433**	**0**	**0**	**0**	**0**	0	**508.433**
401	01	00	00	Sueldos, salarios y otras retribuciones	360.000	0	0	0	0	0	360.000
401	01	18	00	Remuneraciones al personal contratado	360.000	0	0	0	0	0	360.000
401	03	00	00	Primas	21.600	0	0	0	0	0	21.600
401	03	37	00	Primas de transporte al personal contratado	21.600	0	0	0	0	0	21.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	126.833	0	0	0	0	0	126.833
401	05	07	00	Aguinaldos al personal contratado	90.000	0	0	0	0	0	90.000
401	05	08	00	Bono vacacional al personal contratado	36.833	0	0	0	0	0	36.833
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.720**	**0**	**0**	**0**	**0**	0	**16.720**
402	01	00	00	Productos alimenticios y agropecuarios	4.400	0	0	0	0	0	4.400
402	01	01	00	Alimentos y bebidas para personas	4.400	0	0	0	0	0	4.400
402	05	00	00	Productos de papel, cartón e impresos	7.031	0	0	0	0	0	7.031
402	05	01	00	Pulpa de madera, papel y cartón	225	0	0	0	0	0	225
402	05	03	00	Productos de papel y cartón para oficina	6.806	0	0	0	0	0	6.806
402	10	00	00	Productos varios y útiles diversos	5.289	0	0	0	0	0	5.289
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.289	0	0	0	0	0	5.289
403	**00**	**00**	**00**	**Servicios no personales**	**914.544**	**0**	**0**	**0**	**0**	0	**914.544**
403	10	00	00	Servicios profesionales y técnicos	816.719	0	0	0	0	0	816.719
403	10	03	00	Servicios de procesamiento de datos	816.719	0	0	0	0	0	816.719
403	18	00	00	Impuestos indirectos	97.825	0	0	0	0	0	97.825
403	18	01	00	Impuesto al valor agregado	97.825	0	0	0	0	0	97.825
				Totales	**1.439.697**	**0**	**0**	**0**	**0**	0	**1.439.697**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119535 600060000 FORTALECIMIENTO DEL SISTEMA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: SISTEMATIZAR, CONSOLIDAR Y CONTROLAR EL REGISTRO DE LAS TRANSACCIONES INHERENTES A LOS SISTEMAS DE LA ADMINISTRACIÓN FINANCIERA PÚBLICA A TRAVÉS DEL DISEÑO, DESARROLLO, ACTUALIZACIÓN E IMPLEMENTACIÓN DE LAS HERRAMIENTAS INFORMÁTICAS PARA LA MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO

UNIDAD DE MEDIDA: SISTEMA **META:** 11

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600060004 DESARROLLAR E IMPLEMENTAR UN SISTEMA AUTOMATIZADO PARA EL FONDO DE PRESTACIONES SOCIALES

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**167.367**	**0**	**0**	**0**	**0**	0	**167.367**
401	01	00	00	Sueldos, salarios y otras retribuciones	120.000	0	0	0	0	0	120.000
401	01	18	00	Remuneraciones al personal contratado	120.000	0	0	0	0	0	120.000
401	03	00	00	Primas	7.200	0	0	0	0	0	7.200
401	03	37	00	Primas de transporte al personal contratado	7.200	0	0	0	0	0	7.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	40.167	0	0	0	0	0	40.167
401	05	07	00	Aguinaldos al personal contratado	30.000	0	0	0	0	0	30.000
401	05	08	00	Bono vacacional al personal contratado	10.167	0	0	0	0	0	10.167
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.363**	**0**	**0**	**0**	**0**	0	**5.363**
402	01	00	00	Productos alimenticios y agropecuarios	2.342	0	0	0	0	0	2.342
402	01	01	00	Alimentos y bebidas para personas	2.342	0	0	0	0	0	2.342
402	05	00	00	Productos de papel, cartón e impresos	1.174	0	0	0	0	0	1.174
402	05	01	00	Pulpa de madera, papel y cartón	90	0	0	0	0	0	90
402	05	03	00	Productos de papel y cartón para oficina	1.084	0	0	0	0	0	1.084
402	10	00	00	Productos varios y útiles diversos	1.847	0	0	0	0	0	1.847
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.847	0	0	0	0	0	1.847
403	**00**	**00**	**00**	**Servicios no personales**	**1.058.588**	**0**	**0**	**0**	**0**	0	**1.058.588**
403	10	00	00	Servicios profesionales y técnicos	962.101	0	0	0	0	0	962.101
403	10	03	00	Servicios de procesamiento de datos	962.101	0	0	0	0	0	962.101
403	18	00	00	Impuestos indirectos	96.487	0	0	0	0	0	96.487
403	18	01	00	Impuesto al valor agregado	96.487	0	0	0	0	0	96.487
				Totales	**1.231.318**	**0**	**0**	**0**	**0**	0	**1.231.318**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119535 600060000 FORTALECIMIENTO DEL SISTEMA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: SISTEMATIZAR, CONSOLIDAR Y CONTROLAR EL REGISTRO DE LAS TRANSACCIONES INHERENTES A LOS SISTEMAS DE LA ADMINISTRACIÓN FINANCIERA PÚBLICA A TRAVÉS DEL DISEÑO, DESARROLLO, ACTUALIZACIÓN E IMPLEMENTACIÓN DE LAS HERRAMIENTAS INFORMÁTICAS PARA LA MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO

UNIDAD DE MEDIDA: SISTEMA **META:** 11

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600060005 DESARROLLAR UN SISTEMA AUTOMATIZADO PARA LA DIGITALIZACIÓN DE DOCUMENTOS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**167.367**	**0**	**0**	**0**	**0**	0	**167.367**
401	01	00	00	Sueldos, salarios y otras retribuciones	120.000	0	0	0	0	0	120.000
401	01	18	00	Remuneraciones al personal contratado	120.000	0	0	0	0	0	120.000
401	03	00	00	Primas	7.200	0	0	0	0	0	7.200
401	03	37	00	Primas de transporte al personal contratado	7.200	0	0	0	0	0	7.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	40.167	0	0	0	0	0	40.167
401	05	07	00	Aguinaldos al personal contratado	30.000	0	0	0	0	0	30.000
401	05	08	00	Bono vacacional al personal contratado	10.167	0	0	0	0	0	10.167
403	**00**	**00**	**00**	**Servicios no personales**	**569.000**	**0**	**0**	**0**	**0**	0	**569.000**
403	10	00	00	Servicios profesionales y técnicos	500.000	0	0	0	0	0	500.000
403	10	03	00	Servicios de procesamiento de datos	500.000	0	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	69.000	0	0	0	0	0	69.000
403	18	01	00	Impuesto al valor agregado	69.000	0	0	0	0	0	69.000
404	**00**	**00**	**00**	**Activos reales**	**75.000**	**0**	**0**	**0**	**0**	0	**75.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	75.000	0	0	0	0	0	75.000
404	09	01	00	Mobiliario y equipos de oficina	75.000	0	0	0	0	0	75.000
				Totales	**811.367**	**0**	**0**	**0**	**0**	0	**811.367**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119535 600060000 FORTALECIMIENTO DEL SISTEMA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: SISTEMATIZAR, CONSOLIDAR Y CONTROLAR EL REGISTRO DE LAS TRANSACCIONES INHERENTES A LOS SISTEMAS DE LA ADMINISTRACIÓN FINANCIERA PÚBLICA A TRAVÉS DEL DISEÑO, DESARROLLO, ACTUALIZACIÓN E IMPLEMENTACIÓN DE LAS HERRAMIENTAS INFORMÁTICAS PARA LA MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO

UNIDAD DE MEDIDA: SISTEMA **META:** 11

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600060006 ACTUALIZAR Y MANTENER EL SISTEMA INTEGRADO DE GESTIÓN Y CONTROL DE LAS FINAZAS PÚBLICA (SIGECOF FASE 1)

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**504.833**	**0**	**0**	**0**	**0**	0	**504.833**
401	01	00	00	Sueldos, salarios y otras retribuciones	360.000	0	0	0	0	0	360.000
401	01	18	00	Remuneraciones al personal contratado	360.000	0	0	0	0	0	360.000
401	03	00	00	Primas	18.000	0	0	0	0	0	18.000
401	03	37	00	Primas de transporte al personal contratado	18.000	0	0	0	0	0	18.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	126.833	0	0	0	0	0	126.833
401	05	07	00	Aguinaldos al personal contratado	90.000	0	0	0	0	0	90.000
401	05	08	00	Bono vacacional al personal contratado	36.833	0	0	0	0	0	36.833
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**47.471**	**0**	**0**	**0**	**0**	0	**47.471**
402	01	00	00	Productos alimenticios y agropecuarios	7.510	0	0	0	0	0	7.510
402	01	01	00	Alimentos y bebidas para personas	7.510	0	0	0	0	0	7.510
402	05	00	00	Productos de papel, cartón e impresos	27.181	0	0	0	0	0	27.181
402	05	01	00	Pulpa de madera, papel y cartón	7.750	0	0	0	0	0	7.750
402	05	03	00	Productos de papel y cartón para oficina	19.431	0	0	0	0	0	19.431
402	10	00	00	Productos varios y útiles diversos	12.780	0	0	0	0	0	12.780
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.780	0	0	0	0	0	12.780
403	**00**	**00**	**00**	**Servicios no personales**	**2.245.446**	**0**	**0**	**0**	**0**	0	**2.245.446**
403	10	00	00	Servicios profesionales y técnicos	2.000.000	0	0	0	0	0	2.000.000
403	10	03	00	Servicios de procesamiento de datos	2.000.000	0	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	245.446	0	0	0	0	0	245.446
403	18	01	00	Impuesto al valor agregado	245.446	0	0	0	0	0	245.446
				Totales	**2.797.750**	**0**	**0**	**0**	**0**	0	**2.797.750**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119539 600061000 CAPACITACIÓN Y FORTALECIMIENTO DE LOS SERVIDORES PÚBLICOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN), EN MATERIA DE ADMINISTRACIÓN FINANCIERA

OBJETIVO DEL PROYECTO: MEJORAR Y FORTALECER LOS CONOCIMIENTOS DEL RECURSO HUMANO EN MATERIA DE ADMINISTRACIÓN FINANCIERA EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 2.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**821.323**	**0**	**0**	**0**	**0**	**0**	**821.323**
401	01	00	00	Sueldos, salarios y otras retribuciones	499.800	0	0	0	0	0	499.800
401	01	18	00	Remuneraciones al personal contratado	499.800	0	0	0	0	0	499.800
401	03	00	00	Primas	41.040	0	0	0	0	0	41.040
401	03	37	00	Primas de transporte al personal contratado	35.280	0	0	0	0	0	35.280
401	03	41	00	Primas por antigüedad al personal contratado	5.760	0	0	0	0	0	5.760
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	180.483	0	0	0	0	0	180.483
401	05	07	00	Aguinaldos al personal contratado	124.950	0	0	0	0	0	124.950
401	05	08	00	Bono vacacional al personal contratado	55.533	0	0	0	0	0	55.533
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	100.000	0	0	0	0	0	100.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	100.000	0	0	0	0	0	100.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**531.860**	**0**	**0**	**0**	**0**	**0**	**531.860**
402	01	00	00	Productos alimenticios y agropecuarios	151.905	0	0	0	0	0	151.905
402	01	01	00	Alimentos y bebidas para personas	151.905	0	0	0	0	0	151.905
402	05	00	00	Productos de papel, cartón e impresos	49.317	0	0	0	0	0	49.317
402	05	01	00	Pulpa de madera, papel y cartón	7.750	0	0	0	0	0	7.750
402	05	03	00	Productos de papel y cartón para oficina	38.492	0	0	0	0	0	38.492
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.075	0	0	0	0	0	3.075
402	06	00	00	Productos químicos y derivados	14.575	0	0	0	0	0	14.575
402	06	08	00	Productos plásticos	14.575	0	0	0	0	0	14.575
402	10	00	00	Productos varios y útiles diversos	211.063	0	0	0	0	0	211.063
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	27.497	0	0	0	0	0	27.497
402	10	08	00	Materiales para equipos de computación	183.436	0	0	0	0	0	183.436
402	10	11	00	Materiales eléctricos	130	0	0	0	0	0	130
402	99	00	00	Otros materiales y suministros	105.000	0	0	0	0	0	105.000
402	99	01	00	Otros materiales y suministros	105.000	0	0	0	0	0	105.000
403	**00**	**00**	**00**	**Servicios no personales**	**868.964**	**0**	**0**	**0**	**0**	**0**	**868.964**
403	01	00	00	Alquileres de inmuebles	25.000	0	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119539 600061000 CAPACITACIÓN Y FORTALECIMIENTO DE LOS SERVIDORES PÚBLICOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN), EN MATERIA DE ADMINISTRACIÓN FINANCIERA

OBJETIVO DEL PROYECTO: MEJORAR Y FORTALECER LOS CONOCIMIENTOS DEL RECURSO HUMANO EN MATERIA DE ADMINISTRACIÓN FINANCIERA EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 2.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	01	00	Alquileres de edificios y locales	25.000	0	0	0	0	0	25.000
403	06	00	00	Servicios de transporte y almacenaje	1.500	0	0	0	0	0	1.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.500	0	0	0	0	0	1.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	150.000	0	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	300.000	0	0	0	0	0	300.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	0	300.000
403	10	00	00	Servicios profesionales y técnicos	240.000	0	0	0	0	0	240.000
403	10	03	00	Servicios de procesamiento de datos	30.000	0	0	0	0	0	30.000
403	10	07	00	Servicios de capacitación y adiestramiento	210.000	0	0	0	0	0	210.000
403	18	00	00	Impuestos indirectos	152.464	0	0	0	0	0	152.464
403	18	01	00	Impuesto al valor agregado	152.464	0	0	0	0	0	152.464
404	**00**	**00**	**00**	**Activos reales**	**27.000**	**0**	**0**	**0**	**0**	**0**	**27.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	27.000	0	0	0	0	0	27.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	27.000	0	0	0	0	0	27.000
				Totales	**2.249.147**	**0**	**0**	**0**	**0**	**0**	**2.249.147**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119539 600061000 CAPACITACIÓN Y FORTALECIMIENTO DE LOS SERVIDORES PÚBLICOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN), EN MATERIA DE ADMINISTRACIÓN FINANCIERA

OBJETIVO DEL PROYECTO: MEJORAR Y FORTALECER LOS CONOCIMIENTOS DEL RECURSO HUMANO EN MATERIA DE ADMINISTRACIÓN FINANCIERA EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 2.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119539 600061000 CAPACITACIÓN Y FORTALECIMIENTO DE LOS SERVIDORES PÚBLICOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN), EN MATERIA DE ADMINISTRACIÓN FINANCIERA

OBJETIVO DEL PROYECTO: MEJORAR Y FORTALECER LOS CONOCIMIENTOS DEL RECURSO HUMANO EN MATERIA DE ADMINISTRACIÓN FINANCIERA EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 2.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600061001 TALLERES Y CURSOS ABIERTOS DE FORMACIÓN Y FORTALECIMIENTOS A LOS SERVIDORES PÚBLICOS DEL MINISTERIO DE PLANIFICACIÓN Y FINANZAS Y SUS ORGANISMOS ADSCRITOS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 2.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**821.323**	**0**	**0**	**0**	**0**	0	**821.323**
401	01	00	00	Sueldos, salarios y otras retribuciones	499.800	0	0	0	0	0	499.800
401	01	18	00	Remuneraciones al personal contratado	499.800	0	0	0	0	0	499.800
401	03	00	00	Primas	41.040	0	0	0	0	0	41.040
401	03	37	00	Primas de transporte al personal contratado	35.280	0	0	0	0	0	35.280
401	03	41	00	Primas por antigüedad al personal contratado	5.760	0	0	0	0	0	5.760
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	180.483	0	0	0	0	0	180.483
401	05	07	00	Aguinaldos al personal contratado	124.950	0	0	0	0	0	124.950
401	05	08	00	Bono vacacional al personal contratado	55.533	0	0	0	0	0	55.533
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	100.000	0	0	0	0	0	100.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	100.000	0	0	0	0	0	100.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**531.860**	**0**	**0**	**0**	**0**	0	**531.860**
402	01	00	00	Productos alimenticios y agropecuarios	151.905	0	0	0	0	0	151.905
402	01	01	00	Alimentos y bebidas para personas	151.905	0	0	0	0	0	151.905
402	05	00	00	Productos de papel, cartón e impresos	49.317	0	0	0	0	0	49.317
402	05	01	00	Pulpa de madera, papel y cartón	7.750	0	0	0	0	0	7.750
402	05	03	00	Productos de papel y cartón para oficina	38.492	0	0	0	0	0	38.492
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.075	0	0	0	0	0	3.075
402	06	00	00	Productos químicos y derivados	14.575	0	0	0	0	0	14.575
402	06	08	00	Productos plásticos	14.575	0	0	0	0	0	14.575
402	10	00	00	Productos varios y útiles diversos	211.063	0	0	0	0	0	211.063
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	27.497	0	0	0	0	0	27.497
402	10	08	00	Materiales para equipos de computación	183.436	0	0	0	0	0	183.436

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 60 - 106

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119539 600061000 CAPACITACIÓN Y FORTALECIMIENTO DE LOS SERVIDORES PÚBLICOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN), EN MATERIA DE ADMINISTRACIÓN FINANCIERA

OBJETIVO DEL PROYECTO: MEJORAR Y FORTALECER LOS CONOCIMIENTOS DEL RECURSO HUMANO EN MATERIA DE ADMINISTRACIÓN FINANCIERA EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 2.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600061001 TALLERES Y CURSOS ABIERTOS DE FORMACIÓN Y FORTALECIMIENTOS A LOS SERVIDORES PÚBLICOS DEL MINISTERIO DE PLANIFICACIÓN Y FINANZAS Y SUS ORGANISMOS ADSCRITOS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 2.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	130	0	0	0	0	0	130
402	99	00	00	Otros materiales y suministros	105.000	0	0	0	0	0	105.000
402	99	01	00	Otros materiales y suministros	105.000	0	0	0	0	0	105.000
403	**00**	**00**	**00**	**Servicios no personales**	**633.764**	**0**	**0**	**0**	**0**	0	**633.764**
403	01	00	00	Alquileres de inmuebles	25.000	0	0	0	0	0	25.000
403	01	01	00	Alquileres de edificios y locales	25.000	0	0	0	0	0	25.000
403	06	00	00	Servicios de transporte y almacenaje	1.500	0	0	0	0	0	1.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.500	0	0	0	0	0	1.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	150.000	0	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	300.000	0	0	0	0	0	300.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	0	300.000
403	10	00	00	Servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	10	03	00	Servicios de procesamiento de datos	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	127.264	0	0	0	0	0	127.264
403	18	01	00	Impuesto al valor agregado	127.264	0	0	0	0	0	127.264
404	**00**	**00**	**00**	**Activos reales**	**27.000**	**0**	**0**	**0**	**0**	0	**27.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	27.000	0	0	0	0	0	27.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	27.000	0	0	0	0	0	27.000
				Totales	**2.013.947**	**0**	**0**	**0**	**0**	0	**2.013.947**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119539 600061000 CAPACITACIÓN Y FORTALECIMIENTO DE LOS SERVIDORES PÚBLICOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN), EN MATERIA DE ADMINISTRACIÓN FINANCIERA

OBJETIVO DEL PROYECTO: MEJORAR Y FORTALECER LOS CONOCIMIENTOS DEL RECURSO HUMANO EN MATERIA DE ADMINISTRACIÓN FINANCIERA EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 2.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600061002 TALLERES Y CURSOS EXTERNOS PARA LOS TRABAJADORES DE DIGEMAFE

UNIDAD DE MEDIDA: CURSO **META:** 42

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**235.200**	**0**	**0**	**0**	**0**	0	**235.200**
403	10	00	00	Servicios profesionales y técnicos	210.000	0	0	0	0	0	210.000
403	10	07	00	Servicios de capacitación y adiestramiento	210.000	0	0	0	0	0	210.000
403	18	00	00	Impuestos indirectos	25.200	0	0	0	0	0	25.200
403	18	01	00	Impuesto al valor agregado	25.200	0	0	0	0	0	25.200
				Totales	**235.200**	**0**	**0**	**0**	**0**	0	**235.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**49.183.539**	**0**	**0**	**0**	**0**	**0**	**49.183.539**
401	01	00	00	Sueldos, salarios y otras retribuciones	32.687.856	0	0	0	0	0	32.687.856
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	843.840	0	0	0	0	0	843.840
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	30.450.000	0	0	0	0	0	30.450.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	718.920	0	0	0	0	0	718.920
401	01	18	00	Remuneraciones al personal contratado	675.096	0	0	0	0	0	675.096
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	446.520	0	0	0	0	0	446.520
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	102.672	0	0	0	0	0	102.672
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	343.848	0	0	0	0	0	343.848
401	03	00	00	Primas	1.494.918	0	0	0	0	0	1.494.918
401	03	08	00	Primas de profesionalización a empleados	64.629	0	0	0	0	0	64.629
401	03	09	00	Primas por antigüedad a empleados	224.612	0	0	0	0	0	224.612
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	873.564	0	0	0	0	0	873.564
401	03	19	00	Primas por hijos de obreros	384	0	0	0	0	0	384
401	03	21	00	Primas por antigüedad a obreros	153.360	0	0	0	0	0	153.360
401	03	22	00	Primas de profesionalización a obreros	20.689	0	0	0	0	0	20.689
401	03	37	00	Primas de transporte al personal contratado	75.600	0	0	0	0	0	75.600
401	03	41	00	Primas por antigüedad al personal contratado	82.080	0	0	0	0	0	82.080
401	04	00	00	Complementos de sueldos y salarios	479.267	0	0	0	0	0	479.267
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	18.786	0	0	0	0	0	18.786
401	04	04	00	Complemento a empleados por gastos de transporte	129.600	0	0	0	0	0	129.600
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	137.272	0	0	0	0	0	137.272
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	41.324	0	0	0	0	0	41.324
401	04	17	00	Complemento a obreros por gastos de transporte	97.200	0	0	0	0	0	97.200
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	15.600	0	0	0	0	0	15.600
401	04	97	00	Otros complementos a obreros	39.485	0	0	0	0	0	39.485
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	11.243.882	0	0	0	0	0	11.243.882
401	05	01	00	Aguinaldos a empleados	8.203.533	0	0	0	0	0	8.203.533

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	03	00	Bono vacacional a empleados	250.856	0	0	0	0	0	250.856
401	05	04	00	Aguinaldos a obreros	2.275.575	0	0	0	0	0	2.275.575
401	05	06	00	Bono vacacional a obreros	207.560	0	0	0	0	0	207.560
401	05	07	00	Aguinaldos al personal contratado	212.094	0	0	0	0	0	212.094
401	05	08	00	Bono vacacional al personal contratado	94.264	0	0	0	0	0	94.264
401	06	00	00	Aportes patronales y legales	429.096	0	0	0	0	0	429.096
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	264.788	0	0	0	0	0	264.788
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	63.280	0	0	0	0	0	63.280
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	58.842	0	0	0	0	0	58.842
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	42.186	0	0	0	0	0	42.186
401	07	00	00	Asistencia socio-económica	2.000	0	0	0	0	0	2.000
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	0	1.000
401	97	00	00	Otros gastos del personal obrero	2.400.000	0	0	0	0	0	2.400.000
401	97	01	00	Otros gastos del personal obrero	2.400.000	0	0	0	0	0	2.400.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.251.660**	**0**	**0**	**0**	**0**	**0**	**10.251.660**
402	01	00	00	Productos alimenticios y agropecuarios	1.500.000	0	0	0	0	0	1.500.000
402	01	01	00	Alimentos y bebidas para personas	1.500.000	0	0	0	0	0	1.500.000
402	03	00	00	Textiles y vestuarios	516.000	0	0	0	0	0	516.000
402	03	02	00	Prendas de vestir	474.000	0	0	0	0	0	474.000
402	03	03	00	Calzados	42.000	0	0	0	0	0	42.000
402	04	00	00	Productos de cuero y caucho	24.000	0	0	0	0	0	24.000
402	04	03	00	Cauchos y tripas para vehículos	24.000	0	0	0	0	0	24.000
402	05	00	00	Productos de papel, cartón e impresos	2.026.800	0	0	0	0	0	2.026.800
402	05	01	00	Pulpa de madera, papel y cartón	87.180	0	0	0	0	0	87.180
402	05	02	00	Envases y cajas de papel y cartón	48.660	0	0	0	0	0	48.660
402	05	03	00	Productos de papel y cartón para oficina	360.000	0	0	0	0	0	360.000
402	05	04	00	Libros, revistas y periódicos	57.000	0	0	0	0	0	57.000
402	05	05	00	Material de enseñanza	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	06	00	Productos de papel y cartón para computación	42.960	0	0	0	0	0	42.960
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.401.000	0	0	0	0	0	1.401.000
402	06	00	00	Productos químicos y derivados	1.501.020	0	0	0	0	0	1.501.020
402	06	03	00	Tintas, pinturas y colorantes	1.315.200	0	0	0	0	0	1.315.200
402	06	04	00	Productos farmacéuticos y medicamentos	33.000	0	0	0	0	0	33.000
402	06	06	00	Combustibles y lubricantes	22.080	0	0	0	0	0	22.080
402	06	08	00	Productos plásticos	130.740	0	0	0	0	0	130.740
402	07	00	00	Productos minerales no metálicos	186.300	0	0	0	0	0	186.300
402	07	02	00	Vidrios y productos de vidrio	96.300	0	0	0	0	0	96.300
402	07	04	00	Cemento, cal y yeso	90.000	0	0	0	0	0	90.000
402	08	00	00	Productos metálicos	567.000	0	0	0	0	0	567.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	300.000	0	0	0	0	0	300.000
402	08	04	00	Productos metálicos estructurales	126.000	0	0	0	0	0	126.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	36.000	0	0	0	0	0	36.000
402	08	10	00	Repuestos y accesorios para otros equipos	105.000	0	0	0	0	0	105.000
402	10	00	00	Productos varios y útiles diversos	3.714.540	0	0	0	0	0	3.714.540
402	10	01	00	Artículos de deporte, recreación y juguetes	90.000	0	0	0	0	0	90.000
402	10	02	00	Materiales y útiles de limpieza y aseo	27.240	0	0	0	0	0	27.240
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	807.000	0	0	0	0	0	807.000
402	10	06	00	Condecoraciones, ofrendas y similares	900.000	0	0	0	0	0	900.000
402	10	08	00	Materiales para equipos de computación	558.300	0	0	0	0	0	558.300
402	10	11	00	Materiales eléctricos	1.080.000	0	0	0	0	0	1.080.000
402	10	12	00	Materiales para instalaciones sanitarias	132.000	0	0	0	0	0	132.000
402	10	13	00	Materiales fotográficos	120.000	0	0	0	0	0	120.000
402	99	00	00	Otros materiales y suministros	216.000	0	0	0	0	0	216.000
402	99	01	00	Otros materiales y suministros	216.000	0	0	0	0	0	216.000
403	**00**	**00**	**00**	**Servicios no personales**	**18.479.138**	**0**	**0**	**0**	**0**	**0**	**18.479.138**
403	01	00	00	Alquileres de inmuebles	720.000	0	0	0	0	0	720.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	720.000	0	0	0	0	0	720.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	366.360	0	0	0	0	0	366.360
403	06	03	00	Estacionamiento	6.360	0	0	0	0	0	6.360
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	360.000	0	0	0	0	0	360.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.055.000	0	0	0	0	0	2.055.000
403	07	02	00	Imprenta y reproducción	240.000	0	0	0	0	0	240.000
403	07	03	00	Relaciones sociales	1.800.000	0	0	0	0	0	1.800.000
403	07	04	00	Avisos	15.000	0	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	720.000	0	0	0	0	0	720.000
403	09	01	00	Viáticos y pasajes dentro del país	240.000	0	0	0	0	0	240.000
403	09	02	00	Viáticos y pasajes fuera del país	480.000	0	0	0	0	0	480.000
403	10	00	00	Servicios profesionales y técnicos	660.000	0	0	0	0	0	660.000
403	10	03	00	Servicios de procesamiento de datos	300.000	0	0	0	0	0	300.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	360.000	0	0	0	0	0	360.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.072.800	0	0	0	0	0	1.072.800
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	141.000	0	0	0	0	0	141.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	48.000	0	0	0	0	0	48.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	58.800	0	0	0	0	0	58.800
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	42.000	0	0	0	0	0	42.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	717.000	0	0	0	0	0	717.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	66.000	0	0	0	0	0	66.000
403	12	00	00	Conservación y reparaciones menores de obras	7.440.000	0	0	0	0	0	7.440.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	7.440.000	0	0	0	0	0	7.440.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	60.000	0	0	0	0	0	60.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	60.000	0	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	5.084.978	0	0	0	0	0	5.084.978
403	18	01	00	Impuesto al valor agregado	5.084.978	0	0	0	0	0	5.084.978
403	99	00	00	Otros servicios no personales	300.000	0	0	0	0	0	300.000
403	99	01	00	Otros servicios no personales	300.000	0	0	0	0	0	300.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**18.729.000**	**0**	**0**	**0**	**0**	**0**	**18.729.000**
404	01	00	00	Repuestos y reparaciones mayores	669.000	0	0	0	0	0	669.000
404	01	01	00	Repuestos mayores	321.000	0	0	0	0	0	321.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	42.000	0	0	0	0	0	42.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	45.000	0	0	0	0	0	45.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	42.000	0	0	0	0	0	42.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	192.000	0	0	0	0	0	192.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	348.000	0	0	0	0	0	348.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	348.000	0	0	0	0	0	348.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	846.000	0	0	0	0	0	846.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	630.000	0	0	0	0	0	630.000
404	03	05	00	Maquinaria y equipos industriales y de taller	216.000	0	0	0	0	0	216.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	90.000	0	0	0	0	0	90.000
404	05	01	00	Equipos de telecomunicaciones	90.000	0	0	0	0	0	90.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.286.000	0	0	0	0	0	2.286.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.920.000	0	0	0	0	0	1.920.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	288.000	0	0	0	0	0	288.000
404	07	06	00	Instrumentos musicales y equipos de audio	78.000	0	0	0	0	0	78.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.838.000	0	0	0	0	0	14.838.000
404	09	01	00	Mobiliario y equipos de oficina	60.000	0	0	0	0	0	60.000
404	09	02	00	Equipos de computación	4.800.000	0	0	0	0	0	4.800.000
404	09	03	00	Mobiliario y equipos de alojamiento	9.900.000	0	0	0	0	0	9.900.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	78.000	0	0	0	0	0	78.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.571.770**	**0**	**0**	**0**	**0**	**0**	**12.571.770**
407	01	00	00	Transferencias y donaciones corrientes internas	12.571.770	0	0	0	0	0	12.571.770
407	01	01	00	Transferencias corrientes internas al sector privado	12.571.770	0	0	0	0	0	12.571.770
407	01	01	04	Becas universitarias en el país	12.480.000	0	0	0	0	0	12.480.000
407	01	01	05	Becas de perfeccionamiento profesional en el país	91.770	0	0	0	0	0	91.770

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**109.215.107**	**0**	**0**	**0**	**0**	**0**	**109.215.107**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600062001 DESARROLLO DEL LAPSO ACADÉMICO (LICENCIATURA EN CIENCIAS FISCALES)

UNIDAD DE MEDIDA: GRADUANDO **META:** 367

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**49.183.539**	**0**	**0**	**0**	**0**	**0**	**49.183.539**
401	01	00	00	Sueldos, salarios y otras retribuciones	32.687.856	0	0	0	0	0	32.687.856
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	843.840	0	0	0	0	0	843.840
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	30.450.000	0	0	0	0	0	30.450.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	718.920	0	0	0	0	0	718.920
401	01	18	00	Remuneraciones al personal contratado	675.096	0	0	0	0	0	675.096
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	446.520	0	0	0	0	0	446.520
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	102.672	0	0	0	0	0	102.672
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	343.848	0	0	0	0	0	343.848
401	03	00	00	Primas	1.494.918	0	0	0	0	0	1.494.918
401	03	08	00	Primas de profesionalización a empleados	64.629	0	0	0	0	0	64.629
401	03	09	00	Primas por antigüedad a empleados	224.612	0	0	0	0	0	224.612
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	873.564	0	0	0	0	0	873.564
401	03	19	00	Primas por hijos de obreros	384	0	0	0	0	0	384
401	03	21	00	Primas por antigüedad a obreros	153.360	0	0	0	0	0	153.360
401	03	22	00	Primas de profesionalización a obreros	20.689	0	0	0	0	0	20.689
401	03	37	00	Primas de transporte al personal contratado	75.600	0	0	0	0	0	75.600
401	03	41	00	Primas por antigüedad al personal contratado	82.080	0	0	0	0	0	82.080
401	04	00	00	Complementos de sueldos y salarios	479.267	0	0	0	0	0	479.267
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	18.786	0	0	0	0	0	18.786
401	04	04	00	Complemento a empleados por gastos de transporte	129.600	0	0	0	0	0	129.600
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	137.272	0	0	0	0	0	137.272
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	41.324	0	0	0	0	0	41.324
401	04	17	00	Complemento a obreros por gastos de transporte	97.200	0	0	0	0	0	97.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600062001 DESARROLLO DEL LAPSO ACADÉMICO (LICENCIATURA EN CIENCIAS FISCALES)

UNIDAD DE MEDIDA: GRADUANDO **META:** 367

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	15.600	0	0	0	0	0	15.600
401	04	97	00	Otros complementos a obreros	39.485	0	0	0	0	0	39.485
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	11.243.882	0	0	0	0	0	11.243.882
401	05	01	00	Aguinaldos a empleados	8.203.533	0	0	0	0	0	8.203.533
401	05	03	00	Bono vacacional a empleados	250.856	0	0	0	0	0	250.856
401	05	04	00	Aguinaldos a obreros	2.275.575	0	0	0	0	0	2.275.575
401	05	06	00	Bono vacacional a obreros	207.560	0	0	0	0	0	207.560
401	05	07	00	Aguinaldos al personal contratado	212.094	0	0	0	0	0	212.094
401	05	08	00	Bono vacacional al personal contratado	94.264	0	0	0	0	0	94.264
401	06	00	00	Aportes patronales y legales	429.096	0	0	0	0	0	429.096
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	264.788	0	0	0	0	0	264.788
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	63.280	0	0	0	0	0	63.280
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	58.842	0	0	0	0	0	58.842
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	42.186	0	0	0	0	0	42.186
401	07	00	00	Asistencia socio-económica	2.000	0	0	0	0	0	2.000
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	0	1.000
401	97	00	00	Otros gastos del personal obrero	2.400.000	0	0	0	0	0	2.400.000
401	97	01	00	Otros gastos del personal obrero	2.400.000	0	0	0	0	0	2.400.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.907.580**	**0**	**0**	**0**	**0**	0	**7.907.580**
402	01	00	00	Productos alimenticios y agropecuarios	1.200.000	0	0	0	0	0	1.200.000
402	01	01	00	Alimentos y bebidas para personas	1.200.000	0	0	0	0	0	1.200.000
402	03	00	00	Textiles y vestuarios	330.000	0	0	0	0	0	330.000
402	03	02	00	Prendas de vestir	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600062001 DESARROLLO DEL LAPSO ACADÉMICO (LICENCIATURA EN CIENCIAS FISCALES)

UNIDAD DE MEDIDA: GRADUANDO **META:** 367

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	03	00	Calzados	30.000	0	0	0	0	0	30.000
402	04	00	00	Productos de cuero y caucho	18.000	0	0	0	0	0	18.000
402	04	03	00	Cauchos y tripas para vehículos	18.000	0	0	0	0	0	18.000
402	05	00	00	Productos de papel, cartón e impresos	1.636.800	0	0	0	0	0	1.636.800
402	05	01	00	Pulpa de madera, papel y cartón	63.180	0	0	0	0	0	63.180
402	05	02	00	Envases y cajas de papel y cartón	24.660	0	0	0	0	0	24.660
402	05	03	00	Productos de papel y cartón para oficina	240.000	0	0	0	0	0	240.000
402	05	04	00	Libros, revistas y periódicos	39.000	0	0	0	0	0	39.000
402	05	05	00	Material de enseñanza	18.000	0	0	0	0	0	18.000
402	05	06	00	Productos de papel y cartón para computación	30.960	0	0	0	0	0	30.960
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.221.000	0	0	0	0	0	1.221.000
402	06	00	00	Productos químicos y derivados	1.304.940	0	0	0	0	0	1.304.940
402	06	03	00	Tintas, pinturas y colorantes	1.201.200	0	0	0	0	0	1.201.200
402	06	04	00	Productos farmacéuticos y medicamentos	21.000	0	0	0	0	0	21.000
402	06	06	00	Combustibles y lubricantes	12.000	0	0	0	0	0	12.000
402	06	08	00	Productos plásticos	70.740	0	0	0	0	0	70.740
402	07	00	00	Productos minerales no metálicos	120.300	0	0	0	0	0	120.300
402	07	02	00	Vidrios y productos de vidrio	60.300	0	0	0	0	0	60.300
402	07	04	00	Cemento, cal y yeso	60.000	0	0	0	0	0	60.000
402	08	00	00	Productos metálicos	333.000	0	0	0	0	0	333.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	180.000	0	0	0	0	0	180.000
402	08	04	00	Productos metálicos estructurales	66.000	0	0	0	0	0	66.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	24.000	0	0	0	0	0	24.000
402	08	10	00	Repuestos y accesorios para otros equipos	63.000	0	0	0	0	0	63.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600062001 DESARROLLO DEL LAPSO ACADÉMICO (LICENCIATURA EN CIENCIAS FISCALES)

UNIDAD DE MEDIDA: GRADUANDO **META:** 367

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	2.844.540	0	0	0	0	0	2.844.540
402	10	01	00	Artículos de deporte, recreación y juguetes	60.000	0	0	0	0	0	60.000
402	10	02	00	Materiales y útiles de limpieza y aseo	15.240	0	0	0	0	0	15.240
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	627.000	0	0	0	0	0	627.000
402	10	06	00	Condecoraciones, ofrendas y similares	870.000	0	0	0	0	0	870.000
402	10	08	00	Materiales para equipos de computación	540.300	0	0	0	0	0	540.300
402	10	11	00	Materiales eléctricos	600.000	0	0	0	0	0	600.000
402	10	12	00	Materiales para instalaciones sanitarias	72.000	0	0	0	0	0	72.000
402	10	13	00	Materiales fotográficos	60.000	0	0	0	0	0	60.000
402	99	00	00	Otros materiales y suministros	120.000	0	0	0	0	0	120.000
402	99	01	00	Otros materiales y suministros	120.000	0	0	0	0	0	120.000
403	**00**	**00**	**00**	**Servicios no personales**	**11.702.738**	**0**	**0**	**0**	**0**	0	**11.702.738**
403	01	00	00	Alquileres de inmuebles	600.000	0	0	0	0	0	600.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	600.000	0	0	0	0	0	600.000
403	06	00	00	Servicios de transporte y almacenaje	243.960	0	0	0	0	0	243.960
403	06	03	00	Estacionamiento	3.960	0	0	0	0	0	3.960
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	240.000	0	0	0	0	0	240.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.929.000	0	0	0	0	0	1.929.000
403	07	02	00	Imprenta y reproducción	180.000	0	0	0	0	0	180.000
403	07	03	00	Relaciones sociales	1.740.000	0	0	0	0	0	1.740.000
403	07	04	00	Avisos	9.000	0	0	0	0	0	9.000
403	09	00	00	Viáticos y pasajes	540.000	0	0	0	0	0	540.000
403	09	01	00	Viáticos y pasajes dentro del país	180.000	0	0	0	0	0	180.000
403	09	02	00	Viáticos y pasajes fuera del país	360.000	0	0	0	0	0	360.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600062001 DESARROLLO DEL LAPSO ACADÉMICO (LICENCIATURA EN CIENCIAS FISCALES)

UNIDAD DE MEDIDA: GRADUANDO **META:** 367

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	480.000	0	0	0	0	0	480.000
403	10	03	00	Servicios de procesamiento de datos	240.000	0	0	0	0	0	240.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	240.000	0	0	0	0	0	240.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	568.800	0	0	0	0	0	568.800
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	81.000	0	0	0	0	0	81.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	24.000	0	0	0	0	0	24.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	40.800	0	0	0	0	0	40.800
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	24.000	0	0	0	0	0	24.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	357.000	0	0	0	0	0	357.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	42.000	0	0	0	0	0	42.000
403	12	00	00	Conservación y reparaciones menores de obras	3.840.000	0	0	0	0	0	3.840.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.840.000	0	0	0	0	0	3.840.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	36.000	0	0	0	0	0	36.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	36.000	0	0	0	0	0	36.000
403	18	00	00	Impuestos indirectos	3.284.978	0	0	0	0	0	3.284.978
403	18	01	00	Impuesto al valor agregado	3.284.978	0	0	0	0	0	3.284.978
403	99	00	00	Otros servicios no personales	180.000	0	0	0	0	0	180.000
403	99	01	00	Otros servicios no personales	180.000	0	0	0	0	0	180.000
404	**00**	**00**	**00**	**Activos reales**	**10.779.000**	**0**	**0**	**0**	**0**	0	**10.779.000**
404	01	00	00	Repuestos y reparaciones mayores	417.000	0	0	0	0	0	417.000
404	01	01	00	Repuestos mayores	177.000	0	0	0	0	0	177.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	18.000	0	0	0	0	0	18.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	21.000	0	0	0	0	0	21.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600062001 DESARROLLO DEL LAPSO ACADÉMICO (LICENCIATURA EN CIENCIAS FISCALES)

UNIDAD DE MEDIDA: GRADUANDO **META:** 367

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	18.000	0	0	0	0	0	18.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	120.000	0	0	0	0	0	120.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	240.000	0	0	0	0	0	240.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	240.000	0	0	0	0	0	240.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	606.000	0	0	0	0	0	606.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	450.000	0	0	0	0	0	450.000
404	03	05	00	Maquinaria y equipos industriales y de taller	156.000	0	0	0	0	0	156.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	60.000	0	0	0	0	0	60.000
404	05	01	00	Equipos de telecomunicaciones	60.000	0	0	0	0	0	60.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.100.000	0	0	0	0	0	2.100.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.800.000	0	0	0	0	0	1.800.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	240.000	0	0	0	0	0	240.000
404	07	06	00	Instrumentos musicales y equipos de audio	60.000	0	0	0	0	0	60.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.596.000	0	0	0	0	0	7.596.000
404	09	01	00	Mobiliario y equipos de oficina	36.000	0	0	0	0	0	36.000
404	09	02	00	Equipos de computación	2.400.000	0	0	0	0	0	2.400.000
404	09	03	00	Mobiliario y equipos de alojamiento	5.100.000	0	0	0	0	0	5.100.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	0	60.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.571.770**	**0**	**0**	**0**	**0**	0	**12.571.770**
407	01	00	00	Transferencias y donaciones corrientes internas	12.571.770	0	0	0	0	0	12.571.770
407	01	01	00	Transferencias corrientes internas al sector privado	12.571.770	0	0	0	0	0	12.571.770
407	01	01	04	Becas universitarias en el país	12.480.000	0	0	0	0	0	12.480.000
407	01	01	05	Becas de perfeccionamiento profesional en el país	91.770	0	0	0	0	0	91.770
				Totales	**92.144.627**	**0**	**0**	**0**	**0**	0	**92.144.627**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600062002 DESARROLLO DEL LAPSO ACADÉMICO EN LAS ESPECIALIZACIONES

UNIDAD DE MEDIDA: GRADUANDO **META:** 486

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**1.172.040**	**0**	**0**	**0**	**0**	**0**	**1.172.040**
402	01	00	00	Productos alimenticios y agropecuarios	150.000	0	0	0	0	0	150.000
402	01	01	00	Alimentos y bebidas para personas	150.000	0	0	0	0	0	150.000
402	03	00	00	Textiles y vestuarios	93.000	0	0	0	0	0	93.000
402	03	02	00	Prendas de vestir	87.000	0	0	0	0	0	87.000
402	03	03	00	Calzados	6.000	0	0	0	0	0	6.000
402	04	00	00	Productos de cuero y caucho	3.000	0	0	0	0	0	3.000
402	04	03	00	Cauchos y tripas para vehículos	3.000	0	0	0	0	0	3.000
402	05	00	00	Productos de papel, cartón e impresos	195.000	0	0	0	0	0	195.000
402	05	01	00	Pulpa de madera, papel y cartón	12.000	0	0	0	0	0	12.000
402	05	02	00	Envases y cajas de papel y cartón	12.000	0	0	0	0	0	12.000
402	05	03	00	Productos de papel y cartón para oficina	60.000	0	0	0	0	0	60.000
402	05	04	00	Libros, revistas y periódicos	9.000	0	0	0	0	0	9.000
402	05	05	00	Material de enseñanza	6.000	0	0	0	0	0	6.000
402	05	06	00	Productos de papel y cartón para computación	6.000	0	0	0	0	0	6.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	90.000	0	0	0	0	0	90.000
402	06	00	00	Productos químicos y derivados	98.040	0	0	0	0	0	98.040
402	06	03	00	Tintas, pinturas y colorantes	57.000	0	0	0	0	0	57.000
402	06	04	00	Productos farmacéuticos y medicamentos	6.000	0	0	0	0	0	6.000
402	06	06	00	Combustibles y lubricantes	5.040	0	0	0	0	0	5.040
402	06	08	00	Productos plásticos	30.000	0	0	0	0	0	30.000
402	07	00	00	Productos minerales no metálicos	33.000	0	0	0	0	0	33.000
402	07	02	00	Vidrios y productos de vidrio	18.000	0	0	0	0	0	18.000
402	07	04	00	Cemento, cal y yeso	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600062002 DESARROLLO DEL LAPSO ACADÉMICO EN LAS ESPECIALIZACIONES

UNIDAD DE MEDIDA: GRADUANDO **META:** 486

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	117.000	0	0	0	0	0	117.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	60.000	0	0	0	0	0	60.000
402	08	04	00	Productos metálicos estructurales	30.000	0	0	0	0	0	30.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	6.000	0	0	0	0	0	6.000
402	08	10	00	Repuestos y accesorios para otros equipos	21.000	0	0	0	0	0	21.000
402	10	00	00	Productos varios y útiles diversos	435.000	0	0	0	0	0	435.000
402	10	01	00	Artículos de deporte, recreación y juguetes	15.000	0	0	0	0	0	15.000
402	10	02	00	Materiales y útiles de limpieza y aseo	6.000	0	0	0	0	0	6.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	90.000	0	0	0	0	0	90.000
402	10	06	00	Condecoraciones, ofrendas y similares	15.000	0	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	9.000	0	0	0	0	0	9.000
402	10	11	00	Materiales eléctricos	240.000	0	0	0	0	0	240.000
402	10	12	00	Materiales para instalaciones sanitarias	30.000	0	0	0	0	0	30.000
402	10	13	00	Materiales fotográficos	30.000	0	0	0	0	0	30.000
402	99	00	00	Otros materiales y suministros	48.000	0	0	0	0	0	48.000
402	99	01	00	Otros materiales y suministros	48.000	0	0	0	0	0	48.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.388.200**	**0**	**0**	**0**	**0**	0	**3.388.200**
403	01	00	00	Alquileres de inmuebles	60.000	0	0	0	0	0	60.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	60.000	0	0	0	0	0	60.000
403	06	00	00	Servicios de transporte y almacenaje	61.200	0	0	0	0	0	61.200
403	06	03	00	Estacionamiento	1.200	0	0	0	0	0	1.200
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	60.000	0	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	63.000	0	0	0	0	0	63.000
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600062002 DESARROLLO DEL LAPSO ACADÉMICO EN LAS ESPECIALIZACIONES

UNIDAD DE MEDIDA: GRADUANDO **META:** 486

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	30.000	0	0	0	0	0	30.000
403	07	04	00	Avisos	3.000	0	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	90.000	0	0	0	0	0	90.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	09	02	00	Viáticos y pasajes fuera del país	60.000	0	0	0	0	0	60.000
403	10	00	00	Servicios profesionales y técnicos	90.000	0	0	0	0	0	90.000
403	10	03	00	Servicios de procesamiento de datos	30.000	0	0	0	0	0	30.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	60.000	0	0	0	0	0	60.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	252.000	0	0	0	0	0	252.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	30.000	0	0	0	0	0	30.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.000	0	0	0	0	0	12.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	9.000	0	0	0	0	0	9.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	9.000	0	0	0	0	0	9.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	180.000	0	0	0	0	0	180.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	12.000	0	0	0	0	0	12.000
403	12	00	00	Conservación y reparaciones menores de obras	1.800.000	0	0	0	0	0	1.800.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.800.000	0	0	0	0	0	1.800.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	12.000	0	0	0	0	0	12.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	12.000	0	0	0	0	0	12.000
403	18	00	00	Impuestos indirectos	900.000	0	0	0	0	0	900.000
403	18	01	00	Impuesto al valor agregado	900.000	0	0	0	0	0	900.000
403	99	00	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000
403	99	01	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600062002 DESARROLLO DEL LAPSO ACADÉMICO EN LAS ESPECIALIZACIONES

UNIDAD DE MEDIDA: GRADUANDO **META:** 486

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**3.975.000**	**0**	**0**	**0**	**0**	**0**	**3.975.000**
404	01	00	00	Repuestos y reparaciones mayores	126.000	0	0	0	0	0	126.000
404	01	01	00	Repuestos mayores	72.000	0	0	0	0	0	72.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	12.000	0	0	0	0	0	12.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	12.000	0	0	0	0	0	12.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	12.000	0	0	0	0	0	12.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	36.000	0	0	0	0	0	36.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	54.000	0	0	0	0	0	54.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	54.000	0	0	0	0	0	54.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	120.000	0	0	0	0	0	120.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	90.000	0	0	0	0	0	90.000
404	03	05	00	Maquinaria y equipos industriales y de taller	30.000	0	0	0	0	0	30.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	15.000	0	0	0	0	0	15.000
404	05	01	00	Equipos de telecomunicaciones	15.000	0	0	0	0	0	15.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	93.000	0	0	0	0	0	93.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	60.000	0	0	0	0	0	60.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	24.000	0	0	0	0	0	24.000
404	07	06	00	Instrumentos musicales y equipos de audio	9.000	0	0	0	0	0	9.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.621.000	0	0	0	0	0	3.621.000
404	09	01	00	Mobiliario y equipos de oficina	12.000	0	0	0	0	0	12.000
404	09	02	00	Equipos de computación	1.200.000	0	0	0	0	0	1.200.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.400.000	0	0	0	0	0	2.400.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	9.000	0	0	0	0	0	9.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600062002 DESARROLLO DEL LAPSO ACADÉMICO EN LAS ESPECIALIZACIONES

UNIDAD DE MEDIDA: GRADUANDO **META:** 486

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**8.535.240**	**0**	**0**	**0**	**0**	0	**8.535.240**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600062003 DESARROLLO Y MANTENIMIENTO DE LA INFRAESTRUCTURA

UNIDAD DE MEDIDA: SEDE **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.172.040**	**0**	**0**	**0**	**0**	0	**1.172.040**
402	01	00	00	Productos alimenticios y agropecuarios	150.000	0	0	0	0	0	150.000
402	01	01	00	Alimentos y bebidas para personas	150.000	0	0	0	0	0	150.000
402	03	00	00	Textiles y vestuarios	93.000	0	0	0	0	0	93.000
402	03	02	00	Prendas de vestir	87.000	0	0	0	0	0	87.000
402	03	03	00	Calzados	6.000	0	0	0	0	0	6.000
402	04	00	00	Productos de cuero y caucho	3.000	0	0	0	0	0	3.000
402	04	03	00	Cauchos y tripas para vehículos	3.000	0	0	0	0	0	3.000
402	05	00	00	Productos de papel, cartón e impresos	195.000	0	0	0	0	0	195.000
402	05	01	00	Pulpa de madera, papel y cartón	12.000	0	0	0	0	0	12.000
402	05	02	00	Envases y cajas de papel y cartón	12.000	0	0	0	0	0	12.000
402	05	03	00	Productos de papel y cartón para oficina	60.000	0	0	0	0	0	60.000
402	05	04	00	Libros, revistas y periódicos	9.000	0	0	0	0	0	9.000
402	05	05	00	Material de enseñanza	6.000	0	0	0	0	0	6.000
402	05	06	00	Productos de papel y cartón para computación	6.000	0	0	0	0	0	6.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	90.000	0	0	0	0	0	90.000
402	06	00	00	Productos químicos y derivados	98.040	0	0	0	0	0	98.040
402	06	03	00	Tintas, pinturas y colorantes	57.000	0	0	0	0	0	57.000
402	06	04	00	Productos farmacéuticos y medicamentos	6.000	0	0	0	0	0	6.000
402	06	06	00	Combustibles y lubricantes	5.040	0	0	0	0	0	5.040
402	06	08	00	Productos plásticos	30.000	0	0	0	0	0	30.000
402	07	00	00	Productos minerales no metálicos	33.000	0	0	0	0	0	33.000
402	07	02	00	Vidrios y productos de vidrio	18.000	0	0	0	0	0	18.000
402	07	04	00	Cemento, cal y yeso	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600062003 DESARROLLO Y MANTENIMIENTO DE LA INFRAESTRUCTURA

UNIDAD DE MEDIDA: SEDE **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	117.000	0	0	0	0	0	117.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	60.000	0	0	0	0	0	60.000
402	08	04	00	Productos metálicos estructurales	30.000	0	0	0	0	0	30.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	6.000	0	0	0	0	0	6.000
402	08	10	00	Repuestos y accesorios para otros equipos	21.000	0	0	0	0	0	21.000
402	10	00	00	Productos varios y útiles diversos	435.000	0	0	0	0	0	435.000
402	10	01	00	Artículos de deporte, recreación y juguetes	15.000	0	0	0	0	0	15.000
402	10	02	00	Materiales y útiles de limpieza y aseo	6.000	0	0	0	0	0	6.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	90.000	0	0	0	0	0	90.000
402	10	06	00	Condecoraciones, ofrendas y similares	15.000	0	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	9.000	0	0	0	0	0	9.000
402	10	11	00	Materiales eléctricos	240.000	0	0	0	0	0	240.000
402	10	12	00	Materiales para instalaciones sanitarias	30.000	0	0	0	0	0	30.000
402	10	13	00	Materiales fotográficos	30.000	0	0	0	0	0	30.000
402	99	00	00	Otros materiales y suministros	48.000	0	0	0	0	0	48.000
402	99	01	00	Otros materiales y suministros	48.000	0	0	0	0	0	48.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.388.200**	**0**	**0**	**0**	**0**	0	**3.388.200**
403	01	00	00	Alquileres de inmuebles	60.000	0	0	0	0	0	60.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	60.000	0	0	0	0	0	60.000
403	06	00	00	Servicios de transporte y almacenaje	61.200	0	0	0	0	0	61.200
403	06	03	00	Estacionamiento	1.200	0	0	0	0	0	1.200
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	60.000	0	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	63.000	0	0	0	0	0	63.000
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600062003 DESARROLLO Y MANTENIMIENTO DE LA INFRAESTRUCTURA

UNIDAD DE MEDIDA: SEDE **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	30.000	0	0	0	0	0	30.000
403	07	04	00	Avisos	3.000	0	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	90.000	0	0	0	0	0	90.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	09	02	00	Viáticos y pasajes fuera del país	60.000	0	0	0	0	0	60.000
403	10	00	00	Servicios profesionales y técnicos	90.000	0	0	0	0	0	90.000
403	10	03	00	Servicios de procesamiento de datos	30.000	0	0	0	0	0	30.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	60.000	0	0	0	0	0	60.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	252.000	0	0	0	0	0	252.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	30.000	0	0	0	0	0	30.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.000	0	0	0	0	0	12.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	9.000	0	0	0	0	0	9.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	9.000	0	0	0	0	0	9.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	180.000	0	0	0	0	0	180.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	12.000	0	0	0	0	0	12.000
403	12	00	00	Conservación y reparaciones menores de obras	1.800.000	0	0	0	0	0	1.800.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.800.000	0	0	0	0	0	1.800.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	12.000	0	0	0	0	0	12.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	12.000	0	0	0	0	0	12.000
403	18	00	00	Impuestos indirectos	900.000	0	0	0	0	0	900.000
403	18	01	00	Impuesto al valor agregado	900.000	0	0	0	0	0	900.000
403	99	00	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000
403	99	01	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600062003 DESARROLLO Y MANTENIMIENTO DE LA INFRAESTRUCTURA

UNIDAD DE MEDIDA: SEDE **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**3.975.000**	**0**	**0**	**0**	**0**	**0**	**3.975.000**
404	01	00	00	Repuestos y reparaciones mayores	126.000	0	0	0	0	0	126.000
404	01	01	00	Repuestos mayores	72.000	0	0	0	0	0	72.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	12.000	0	0	0	0	0	12.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	12.000	0	0	0	0	0	12.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	12.000	0	0	0	0	0	12.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	36.000	0	0	0	0	0	36.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	54.000	0	0	0	0	0	54.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	54.000	0	0	0	0	0	54.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	120.000	0	0	0	0	0	120.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	90.000	0	0	0	0	0	90.000
404	03	05	00	Maquinaria y equipos industriales y de taller	30.000	0	0	0	0	0	30.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	15.000	0	0	0	0	0	15.000
404	05	01	00	Equipos de telecomunicaciones	15.000	0	0	0	0	0	15.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	93.000	0	0	0	0	0	93.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	60.000	0	0	0	0	0	60.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	24.000	0	0	0	0	0	24.000
404	07	06	00	Instrumentos musicales y equipos de audio	9.000	0	0	0	0	0	9.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.621.000	0	0	0	0	0	3.621.000
404	09	01	00	Mobiliario y equipos de oficina	12.000	0	0	0	0	0	12.000
404	09	02	00	Equipos de computación	1.200.000	0	0	0	0	0	1.200.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.400.000	0	0	0	0	0	2.400.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	9.000	0	0	0	0	0	9.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119263 600062000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR LICENCIADOS EN LA CARRERA DE CIENCIAS FISCALES, MENCIONES RENTAS, ADUANAS Y COMERCIO EXTERIOR Y FINANZAS PÚBLICAS

UNIDAD DE MEDIDA: GRADUANDO **META:** 853 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600062003 DESARROLLO Y MANTENIMIENTO DE LA INFRAESTRUCTURA

UNIDAD DE MEDIDA: SEDE **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**8.535.240**	**0**	**0**	**0**	**0**	0	**8.535.240**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119516 600063000 PLAN DE TRANSFORMACIÓN DE LA ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA. ENAHP-IUT 2009 - 2013 SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: RESPONDER A LA TRANSFORMACIÓN DEL ESTADO, A TRAVÉS DE LAS FUNCIONES DE DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.380.000**	**0**	**0**	**0**	**0**	**0**	**4.380.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.500.280	0	0	0	0	0	3.500.280
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	3.500.280	0	0	0	0	0	3.500.280
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	879.720	0	0	0	0	0	879.720
401	05	01	00	Aguinaldos a empleados	879.720	0	0	0	0	0	879.720
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.100.000**	**0**	**0**	**0**	**0**	**0**	**2.100.000**
402	01	00	00	Productos alimenticios y agropecuarios	390.000	0	0	0	0	0	390.000
402	01	01	00	Alimentos y bebidas para personas	390.000	0	0	0	0	0	390.000
402	05	00	00	Productos de papel, cartón e impresos	570.000	0	0	0	0	0	570.000
402	05	01	00	Pulpa de madera, papel y cartón	138.000	0	0	0	0	0	138.000
402	05	03	00	Productos de papel y cartón para oficina	141.000	0	0	0	0	0	141.000
402	05	06	00	Productos de papel y cartón para computación	84.000	0	0	0	0	0	84.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	207.000	0	0	0	0	0	207.000
402	06	00	00	Productos químicos y derivados	270.000	0	0	0	0	0	270.000
402	06	03	00	Tintas, pinturas y colorantes	270.000	0	0	0	0	0	270.000
402	10	00	00	Productos varios y útiles diversos	570.000	0	0	0	0	0	570.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	300.000	0	0	0	0	0	300.000
402	10	08	00	Materiales para equipos de computación	270.000	0	0	0	0	0	270.000
402	99	00	00	Otros materiales y suministros	300.000	0	0	0	0	0	300.000
402	99	01	00	Otros materiales y suministros	300.000	0	0	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.400.000**	**0**	**0**	**0**	**0**	**0**	**2.400.000**
403	01	00	00	Alquileres de inmuebles	288.000	0	0	0	0	0	288.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	288.000	0	0	0	0	0	288.000
403	06	00	00	Servicios de transporte y almacenaje	30.000	0	0	0	0	0	30.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	30.000	0	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	552.000	0	0	0	0	0	552.000
403	07	02	00	Imprenta y reproducción	120.000	0	0	0	0	0	120.000
403	07	03	00	Relaciones sociales	420.000	0	0	0	0	0	420.000
403	07	04	00	Avisos	12.000	0	0	0	0	0	12.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119516 600063000 PLAN DE TRANSFORMACIÓN DE LA ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA. ENAHP-IUT 2009 - 2013 SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: RESPONDER A LA TRANSFORMACIÓN DEL ESTADO, A TRAVÉS DE LAS FUNCIONES DE DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	420.000	0	0	0	0	0	420.000
403	09	01	00	Viáticos y pasajes dentro del país	420.000	0	0	0	0	0	420.000
403	10	00	00	Servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	10	03	00	Servicios de procesamiento de datos	120.000	0	0	0	0	0	120.000
403	10	99	00	Otros servicios profesionales y técnicos	180.000	0	0	0	0	0	180.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	120.000	0	0	0	0	0	120.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	60.000	0	0	0	0	0	60.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	30.000	0	0	0	0	0	30.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	330.000	0	0	0	0	0	330.000
403	18	01	00	Impuesto al valor agregado	330.000	0	0	0	0	0	330.000
403	99	00	00	Otros servicios no personales	360.000	0	0	0	0	0	360.000
403	99	01	00	Otros servicios no personales	360.000	0	0	0	0	0	360.000
404	**00**	**00**	**00**	**Activos reales**	**1.500.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000**
404	01	00	00	Repuestos y reparaciones mayores	66.000	0	0	0	0	0	66.000
404	01	01	00	Repuestos mayores	66.000	0	0	0	0	0	66.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	24.000	0	0	0	0	0	24.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	42.000	0	0	0	0	0	42.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	300.000	0	0	0	0	0	300.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	300.000	0	0	0	0	0	300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	168.000	0	0	0	0	0	168.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	168.000	0	0	0	0	0	168.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	966.000	0	0	0	0	0	966.000
404	09	01	00	Mobiliario y equipos de oficina	174.000	0	0	0	0	0	174.000
404	09	02	00	Equipos de computación	472.259	0	0	0	0	0	472.259
404	09	03	00	Mobiliario y equipos de alojamiento	210.000	0	0	0	0	0	210.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	109.741	0	0	0	0	0	109.741
				Totales	**10.380.000**	**0**	**0**	**0**	**0**	**0**	**10.380.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119516 600063000 PLAN DE TRANSFORMACIÓN DE LA ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA. ENAHP-IUT 2009 - 2013 SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: RESPONDER A LA TRANSFORMACIÓN DEL ESTADO, A TRAVÉS DE LAS FUNCIONES DE DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119516 600063000 PLAN DE TRANSFORMACIÓN DE LA ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA. ENAHP-IUT 2009 - 2013 SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: RESPONDER A LA TRANSFORMACIÓN DEL ESTADO, A TRAVÉS DE LAS FUNCIONES DE DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600063001 ACTUALIZACIÓN DE PLANES DE ESTUDIO DE PREGRADO Y POSTGRADO SU COMPONENTE DOCENTE Y LA PLANTA FÍSICA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.380.000**	**0**	**0**	**0**	**0**	0	**4.380.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.500.280	0	0	0	0	0	3.500.280
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	3.500.280	0	0	0	0	0	3.500.280
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	879.720	0	0	0	0	0	879.720
401	05	01	00	Aguinaldos a empleados	879.720	0	0	0	0	0	879.720
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.524.000**	**0**	**0**	**0**	**0**	0	**1.524.000**
402	01	00	00	Productos alimenticios y agropecuarios	330.000	0	0	0	0	0	330.000
402	01	01	00	Alimentos y bebidas para personas	330.000	0	0	0	0	0	330.000
402	05	00	00	Productos de papel, cartón e impresos	414.000	0	0	0	0	0	414.000
402	05	01	00	Pulpa de madera, papel y cartón	102.000	0	0	0	0	0	102.000
402	05	03	00	Productos de papel y cartón para oficina	105.000	0	0	0	0	0	105.000
402	05	06	00	Productos de papel y cartón para computación	60.000	0	0	0	0	0	60.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	147.000	0	0	0	0	0	147.000
402	06	00	00	Productos químicos y derivados	180.000	0	0	0	0	0	180.000
402	06	03	00	Tintas, pinturas y colorantes	180.000	0	0	0	0	0	180.000
402	10	00	00	Productos varios y útiles diversos	360.000	0	0	0	0	0	360.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	180.000	0	0	0	0	0	180.000
402	10	08	00	Materiales para equipos de computación	180.000	0	0	0	0	0	180.000
402	99	00	00	Otros materiales y suministros	240.000	0	0	0	0	0	240.000
402	99	01	00	Otros materiales y suministros	240.000	0	0	0	0	0	240.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.680.000**	**0**	**0**	**0**	**0**	0	**1.680.000**
403	01	00	00	Alquileres de inmuebles	228.000	0	0	0	0	0	228.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	228.000	0	0	0	0	0	228.000
403	06	00	00	Servicios de transporte y almacenaje	18.000	0	0	0	0	0	18.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119516 600063000 PLAN DE TRANSFORMACIÓN DE LA ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA, ENAHP-IUT 2009 - 2013 SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: RESPONDER A LA TRANSFORMACIÓN DEL ESTADO, A TRAVÉS DE LAS FUNCIONES DE DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600063001 ACTUALIZACIÓN DE PLANES DE ESTUDIO DE PREGRADO Y POSTGRADO SU COMPONENTE DOCENTE Y LA PLANTA FÍSICA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	18.000	0	0	0	0	0	18.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	378.000	0	0	0	0	0	378.000
403	07	02	00	Imprenta y reproducción	72.000	0	0	0	0	0	72.000
403	07	03	00	Relaciones sociales	300.000	0	0	0	0	0	300.000
403	07	04	00	Avisos	6.000	0	0	0	0	0	6.000
403	09	00	00	Viáticos y pasajes	300.000	0	0	0	0	0	300.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	0	300.000
403	10	00	00	Servicios profesionales y técnicos	180.000	0	0	0	0	0	180.000
403	10	03	00	Servicios de procesamiento de datos	60.000	0	0	0	0	0	60.000
403	10	99	00	Otros servicios profesionales y técnicos	120.000	0	0	0	0	0	120.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	66.000	0	0	0	0	0	66.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	30.000	0	0	0	0	0	30.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	18.000	0	0	0	0	0	18.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	18.000	0	0	0	0	0	18.000
403	18	00	00	Impuestos indirectos	270.000	0	0	0	0	0	270.000
403	18	01	00	Impuesto al valor agregado	270.000	0	0	0	0	0	270.000
403	99	00	00	Otros servicios no personales	240.000	0	0	0	0	0	240.000
403	99	01	00	Otros servicios no personales	240.000	0	0	0	0	0	240.000
404	**00**	**00**	**00**	**Activos reales**	**1.080.000**	**0**	**0**	**0**	**0**	**0**	**1.080.000**
404	01	00	00	Repuestos y reparaciones mayores	36.000	0	0	0	0	0	36.000
404	01	01	00	Repuestos mayores	36.000	0	0	0	0	0	36.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	12.000	0	0	0	0	0	12.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	24.000	0	0	0	0	0	24.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119516 600063000 PLAN DE TRANSFORMACIÓN DE LA ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA. ENAHP-IUT 2009 - 2013 SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: RESPONDER A LA TRANSFORMACIÓN DEL ESTADO, A TRAVÉS DE LAS FUNCIONES DE DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600063001 ACTUALIZACIÓN DE PLANES DE ESTUDIO DE PREGRADO Y POSTGRADO SU COMPONENTE DOCENTE Y LA PLANTA FÍSICA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	240.000	0	0	0	0	0	240.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	240.000	0	0	0	0	0	240.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	120.000	0	0	0	0	0	120.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	120.000	0	0	0	0	0	120.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	684.000	0	0	0	0	0	684.000
404	09	01	00	Mobiliario y equipos de oficina	120.000	0	0	0	0	0	120.000
404	09	02	00	Equipos de computación	352.259	0	0	0	0	0	352.259
404	09	03	00	Mobiliario y equipos de alojamiento	150.000	0	0	0	0	0	150.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	61.741	0	0	0	0	0	61.741
				Totales	**8.664.000**	**0**	**0**	**0**	**0**	0	**8.664.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119516 600063000 PLAN DE TRANSFORMACIÓN DE LA ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA. ENAHP-IUT 2009 - 2013 SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: RESPONDER A LA TRANSFORMACIÓN DEL ESTADO, A TRAVÉS DE LAS FUNCIONES DE DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600063002 PROYECTOS DE INVESTIGACIÓN EN LAS ÁREAS DE CIENCIAS FISCALES Y DE LA ADMINISTRACIÓN PÚBLICA

UNIDAD DE MEDIDA: INFORME **META:** 16

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**288.000**	**0**	**0**	**0**	**0**	**0**	**288.000**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	78.000	0	0	0	0	0	78.000
402	05	01	00	Pulpa de madera, papel y cartón	18.000	0	0	0	0	0	18.000
402	05	03	00	Productos de papel y cartón para oficina	18.000	0	0	0	0	0	18.000
402	05	06	00	Productos de papel y cartón para computación	12.000	0	0	0	0	0	12.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	45.000	0	0	0	0	0	45.000
402	06	03	00	Tintas, pinturas y colorantes	45.000	0	0	0	0	0	45.000
402	10	00	00	Productos varios y útiles diversos	105.000	0	0	0	0	0	105.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	60.000	0	0	0	0	0	60.000
402	10	08	00	Materiales para equipos de computación	45.000	0	0	0	0	0	45.000
402	99	00	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
402	99	01	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**360.000**	**0**	**0**	**0**	**0**	**0**	**360.000**
403	01	00	00	Alquileres de inmuebles	30.000	0	0	0	0	0	30.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	30.000	0	0	0	0	0	30.000
403	06	00	00	Servicios de transporte y almacenaje	6.000	0	0	0	0	0	6.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	6.000	0	0	0	0	0	6.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	87.000	0	0	0	0	0	87.000
403	07	02	00	Imprenta y reproducción	24.000	0	0	0	0	0	24.000
403	07	03	00	Relaciones sociales	60.000	0	0	0	0	0	60.000
403	07	04	00	Avisos	3.000	0	0	0	0	0	3.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119516 600063000 PLAN DE TRANSFORMACIÓN DE LA ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA. ENAHP-IUT 2009 - 2013 SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: RESPONDER A LA TRANSFORMACIÓN DEL ESTADO, A TRAVÉS DE LAS FUNCIONES DE DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600063002 PROYECTOS DE INVESTIGACIÓN EN LAS ÁREAS DE CIENCIAS FISCALES Y DE LA ADMINISTRACIÓN PÚBLICA

UNIDAD DE MEDIDA: INFORME **META:** 16

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
403	10	00	00	Servicios profesionales y técnicos	60.000	0	0	0	0	0	60.000
403	10	03	00	Servicios de procesamiento de datos	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	27.000	0	0	0	0	0	27.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	15.000	0	0	0	0	0	15.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	6.000	0	0	0	0	0	6.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	6.000	0	0	0	0	0	6.000
403	18	00	00	Impuestos indirectos	30.000	0	0	0	0	0	30.000
403	18	01	00	Impuesto al valor agregado	30.000	0	0	0	0	0	30.000
403	99	00	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000
403	99	01	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000
404	**00**	**00**	**00**	**Activos reales**	**210.000**	**0**	**0**	**0**	**0**	0	**210.000**
404	01	00	00	Repuestos y reparaciones mayores	15.000	0	0	0	0	0	15.000
404	01	01	00	Repuestos mayores	15.000	0	0	0	0	0	15.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	6.000	0	0	0	0	0	6.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	9.000	0	0	0	0	0	9.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	30.000	0	0	0	0	0	30.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	30.000	0	0	0	0	0	30.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	24.000	0	0	0	0	0	24.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	24.000	0	0	0	0	0	24.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	141.000	0	0	0	0	0	141.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119516 600063000 PLAN DE TRANSFORMACIÓN DE LA ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA. ENAHP-IUT 2009 - 2013 SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: RESPONDER A LA TRANSFORMACIÓN DEL ESTADO, A TRAVÉS DE LAS FUNCIONES DE DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600063002 PROYECTOS DE INVESTIGACIÓN EN LAS ÁREAS DE CIENCIAS FISCALES Y DE LA ADMINISTRACIÓN PÚBLICA

UNIDAD DE MEDIDA: INFORME **META:** 16

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	27.000	0	0	0	0	0	27.000
404	09	02	00	Equipos de computación	60.000	0	0	0	0	0	60.000
404	09	03	00	Mobiliario y equipos de alojamiento	30.000	0	0	0	0	0	30.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	24.000	0	0	0	0	0	24.000
				Totales	**858.000**	**0**	**0**	**0**	**0**	0	**858.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119516 600063000 PLAN DE TRANSFORMACIÓN DE LA ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA. ENAHP-IUT 2009 - 2013 SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: RESPONDER A LA TRANSFORMACIÓN DEL ESTADO, A TRAVÉS DE LAS FUNCIONES DE DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600063003 FORTALECER LAS INTERRELACIONES DEL CONOCIMIENTO DESDE LA ENAHP-IUT, PARA SATISFASCER NECESIDADES DE LAS COMUNIDADES

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 3.960

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**288.000**	**0**	**0**	**0**	**0**	0	**288.000**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	78.000	0	0	0	0	0	78.000
402	05	01	00	Pulpa de madera, papel y cartón	18.000	0	0	0	0	0	18.000
402	05	03	00	Productos de papel y cartón para oficina	18.000	0	0	0	0	0	18.000
402	05	06	00	Productos de papel y cartón para computación	12.000	0	0	0	0	0	12.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	45.000	0	0	0	0	0	45.000
402	06	03	00	Tintas, pinturas y colorantes	45.000	0	0	0	0	0	45.000
402	10	00	00	Productos varios y útiles diversos	105.000	0	0	0	0	0	105.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	60.000	0	0	0	0	0	60.000
402	10	08	00	Materiales para equipos de computación	45.000	0	0	0	0	0	45.000
402	99	00	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
402	99	01	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**360.000**	**0**	**0**	**0**	**0**	0	**360.000**
403	01	00	00	Alquileres de inmuebles	30.000	0	0	0	0	0	30.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	30.000	0	0	0	0	0	30.000
403	06	00	00	Servicios de transporte y almacenaje	6.000	0	0	0	0	0	6.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	6.000	0	0	0	0	0	6.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	87.000	0	0	0	0	0	87.000
403	07	02	00	Imprenta y reproducción	24.000	0	0	0	0	0	24.000
403	07	03	00	Relaciones sociales	60.000	0	0	0	0	0	60.000
403	07	04	00	Avisos	3.000	0	0	0	0	0	3.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119516 600063000 PLAN DE TRANSFORMACIÓN DE LA ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA. ENAHP-IUT 2009 - 2013 SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: RESPONDER A LA TRANSFORMACIÓN DEL ESTADO, A TRAVÉS DE LAS FUNCIONES DE DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600063003 FORTALECER LAS INTERRELACIONES DEL CONOCIMIENTO DESDE LA ENAHP-IUT, PARA SATISFASCER NECESIDADES DE LAS COMUNIDADES

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 3.960

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
403	10	00	00	Servicios profesionales y técnicos	60.000	0	0	0	0	0	60.000
403	10	03	00	Servicios de procesamiento de datos	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	27.000	0	0	0	0	0	27.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	15.000	0	0	0	0	0	15.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	6.000	0	0	0	0	0	6.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	6.000	0	0	0	0	0	6.000
403	18	00	00	Impuestos indirectos	30.000	0	0	0	0	0	30.000
403	18	01	00	Impuesto al valor agregado	30.000	0	0	0	0	0	30.000
403	99	00	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000
403	99	01	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000
404	**00**	**00**	**00**	**Activos reales**	**210.000**	**0**	**0**	**0**	**0**	0	**210.000**
404	01	00	00	Repuestos y reparaciones mayores	15.000	0	0	0	0	0	15.000
404	01	01	00	Repuestos mayores	15.000	0	0	0	0	0	15.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	6.000	0	0	0	0	0	6.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	9.000	0	0	0	0	0	9.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	30.000	0	0	0	0	0	30.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	30.000	0	0	0	0	0	30.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	24.000	0	0	0	0	0	24.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	24.000	0	0	0	0	0	24.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	141.000	0	0	0	0	0	141.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119516 600063000 PLAN DE TRANSFORMACIÓN DE LA ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA. ENAHP-IUT 2009 - 2013 SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: RESPONDER A LA TRANSFORMACIÓN DEL ESTADO, A TRAVÉS DE LAS FUNCIONES DE DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600063003 FORTALECER LAS INTERRELACIONES DEL CONOCIMIENTO DESDE LA ENAHP-IUT, PARA SATISFASCER NECESIDADES DE LAS COMUNIDADES

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 3.960

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	27.000	0	0	0	0	0	27.000
404	09	02	00	Equipos de computación	60.000	0	0	0	0	0	60.000
404	09	03	00	Mobiliario y equipos de alojamiento	30.000	0	0	0	0	0	30.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	24.000	0	0	0	0	0	24.000
				Totales	**858.000**	**0**	**0**	**0**	**0**	0	**858.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119514 600064000 DISEÑO ARQUITECTÓNICO PARA LA NUEVA SEDE DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: EXTENDER LA PLANTA FÍSICA DE LA ENAHP-IUT, PARA CUMPLIR CON LAS POLÍTICAS DE INCLUSIÓN SOCIAL Y EDUCATIVA

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**480.000**	**0**	**0**	**0**	**0**	**0**	**480.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	379.200	0	0	0	0	0	379.200
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	379.200	0	0	0	0	0	379.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	100.800	0	0	0	0	0	100.800
401	05	01	00	Aguinaldos a empleados	100.800	0	0	0	0	0	100.800
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**330.000**	**0**	**0**	**0**	**0**	**0**	**330.000**
402	01	00	00	Productos alimenticios y agropecuarios	168.000	0	0	0	0	0	168.000
402	01	01	00	Alimentos y bebidas para personas	168.000	0	0	0	0	0	168.000
402	05	00	00	Productos de papel, cartón e impresos	57.000	0	0	0	0	0	57.000
402	05	03	00	Productos de papel y cartón para oficina	57.000	0	0	0	0	0	57.000
402	10	00	00	Productos varios y útiles diversos	75.000	0	0	0	0	0	75.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	69.000	0	0	0	0	0	69.000
402	10	08	00	Materiales para equipos de computación	6.000	0	0	0	0	0	6.000
402	99	00	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
402	99	01	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.280.000**	**0**	**0**	**0**	**0**	**0**	**5.280.000**
403	09	00	00	Viáticos y pasajes	240.000	0	0	0	0	0	240.000
403	09	01	00	Viáticos y pasajes dentro del país	240.000	0	0	0	0	0	240.000
403	10	00	00	Servicios profesionales y técnicos	4.440.000	0	0	0	0	0	4.440.000
403	10	03	00	Servicios de procesamiento de datos	360.000	0	0	0	0	0	360.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	4.080.000	0	0	0	0	0	4.080.000
403	18	00	00	Impuestos indirectos	300.000	0	0	0	0	0	300.000
403	18	01	00	Impuesto al valor agregado	300.000	0	0	0	0	0	300.000
403	99	00	00	Otros servicios no personales	300.000	0	0	0	0	0	300.000
403	99	01	00	Otros servicios no personales	300.000	0	0	0	0	0	300.000
404	**00**	**00**	**00**	**Activos reales**	**960.000**	**0**	**0**	**0**	**0**	**0**	**960.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	960.000	0	0	0	0	0	960.000
404	09	02	00	Equipos de computación	480.000	0	0	0	0	0	480.000
404	09	03	00	Mobiliario y equipos de alojamiento	480.000	0	0	0	0	0	480.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119514 600064000 DISEÑO ARQUITECTÓNICO PARA LA NUEVA SEDE DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: EXTENDER LA PLANTA FÍSICA DE LA ENAHP-IUT, PARA CUMPLIR CON LAS POLÍTICAS DE INCLUSIÓN SOCIAL Y EDUCATIVA

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**7.050.000**	**0**	**0**	**0**	**0**	**0**	**7.050.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119514 600064000 DISEÑO ARQUITECTÓNICO PARA LA NUEVA SEDE DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: EXTENDER LA PLANTA FÍSICA DE LA ENAHP-IUT, PARA CUMPLIR CON LAS POLÍTICAS DE INCLUSIÓN SOCIAL Y EDUCATIVA

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119514 600064000 DISEÑO ARQUITECTÓNICO PARA LA NUEVA SEDE DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: EXTENDER LA PLANTA FÍSICA DE LA ENAHP-IUT, PARA CUMPLIR CON LAS POLÍTICAS DE INCLUSIÓN SOCIAL Y EDUCATIVA

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600064001 DIRECCIÓN Y COORDINACIÓN DEL PROYECTO

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**480.000**	**0**	**0**	**0**	**0**	0	**480.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	379.200	0	0	0	0	0	379.200
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	379.200	0	0	0	0	0	379.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	100.800	0	0	0	0	0	100.800
401	05	01	00	Aguinaldos a empleados	100.800	0	0	0	0	0	100.800
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**207.000**	**0**	**0**	**0**	**0**	0	**207.000**
402	01	00	00	Productos alimenticios y agropecuarios	120.000	0	0	0	0	0	120.000
402	01	01	00	Alimentos y bebidas para personas	120.000	0	0	0	0	0	120.000
402	05	00	00	Productos de papel, cartón e impresos	30.000	0	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	42.000	0	0	0	0	0	42.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	39.000	0	0	0	0	0	39.000
402	10	08	00	Materiales para equipos de computación	3.000	0	0	0	0	0	3.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.640.000**	**0**	**0**	**0**	**0**	0	**2.640.000**
403	09	00	00	Viáticos y pasajes	120.000	0	0	0	0	0	120.000
403	09	01	00	Viáticos y pasajes dentro del país	120.000	0	0	0	0	0	120.000
403	10	00	00	Servicios profesionales y técnicos	2.220.000	0	0	0	0	0	2.220.000
403	10	03	00	Servicios de procesamiento de datos	180.000	0	0	0	0	0	180.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	2.040.000	0	0	0	0	0	2.040.000
403	18	00	00	Impuestos indirectos	150.000	0	0	0	0	0	150.000
403	18	01	00	Impuesto al valor agregado	150.000	0	0	0	0	0	150.000
403	99	00	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119514 600064000 DISEÑO ARQUITECTÓNICO PARA LA NUEVA SEDE DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: EXTENDER LA PLANTA FÍSICA DE LA ENAHP-IUT, PARA CUMPLIR CON LAS POLÍTICAS DE INCLUSIÓN SOCIAL Y EDUCATIVA

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600064001 DIRECCIÓN Y COORDINACIÓN DEL PROYECTO

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000
404	**00**	**00**	**00**	**Activos reales**	**480.000**	**0**	**0**	**0**	**0**	0	**480.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	480.000	0	0	0	0	0	480.000
404	09	02	00	Equipos de computación	240.000	0	0	0	0	0	240.000
404	09	03	00	Mobiliario y equipos de alojamiento	240.000	0	0	0	0	0	240.000
				Totales	**3.807.000**	**0**	**0**	**0**	**0**	0	**3.807.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119514 600064000 DISEÑO ARQUITECTÓNICO PARA LA NUEVA SEDE DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: EXTENDER LA PLANTA FÍSICA DE LA ENAHP-IUT, PARA CUMPLIR CON LAS POLÍTICAS DE INCLUSIÓN SOCIAL Y EDUCATIVA

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600064002 DISEÑO DEL PROYECTO ARQUITECTÓNICO NUEVA SEDE

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**123.000**	**0**	**0**	**0**	**0**	0	**123.000**
402	01	00	00	Productos alimenticios y agropecuarios	48.000	0	0	0	0	0	48.000
402	01	01	00	Alimentos y bebidas para personas	48.000	0	0	0	0	0	48.000
402	05	00	00	Productos de papel, cartón e impresos	27.000	0	0	0	0	0	27.000
402	05	03	00	Productos de papel y cartón para oficina	27.000	0	0	0	0	0	27.000
402	10	00	00	Productos varios y útiles diversos	33.000	0	0	0	0	0	33.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	30.000	0	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	3.000	0	0	0	0	0	3.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.640.000**	**0**	**0**	**0**	**0**	0	**2.640.000**
403	09	00	00	Viáticos y pasajes	120.000	0	0	0	0	0	120.000
403	09	01	00	Viáticos y pasajes dentro del país	120.000	0	0	0	0	0	120.000
403	10	00	00	Servicios profesionales y técnicos	2.220.000	0	0	0	0	0	2.220.000
403	10	03	00	Servicios de procesamiento de datos	180.000	0	0	0	0	0	180.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	2.040.000	0	0	0	0	0	2.040.000
403	18	00	00	Impuestos indirectos	150.000	0	0	0	0	0	150.000
403	18	01	00	Impuesto al valor agregado	150.000	0	0	0	0	0	150.000
403	99	00	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000
403	99	01	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000
404	**00**	**00**	**00**	**Activos reales**	**480.000**	**0**	**0**	**0**	**0**	0	**480.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	480.000	0	0	0	0	0	480.000
404	09	02	00	Equipos de computación	240.000	0	0	0	0	0	240.000
404	09	03	00	Mobiliario y equipos de alojamiento	240.000	0	0	0	0	0	240.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119514 600064000 DISEÑO ARQUITECTÓNICO PARA LA NUEVA SEDE DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: EXTENDER LA PLANTA FÍSICA DE LA ENAHP-IUT, PARA CUMPLIR CON LAS POLÍTICAS DE INCLUSIÓN SOCIAL Y EDUCATIVA

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600064002 DISEÑO DEL PROYECTO ARQUITECTÓNICO NUEVA SEDE

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**3.243.000**	**0**	**0**	**0**	**0**	0	**3.243.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119506 600065000 IMPLANTACIÓN DEL NUEVO DISEÑO CURRICULAR DE LA LICENCIATURA EN CIENCIAS FISCALES

OBJETIVO DEL PROYECTO: IMPLANTAR EL PROGRAMA DE FORMACIÓN DE LICENCIADO EN CIENCIAS FISCALES, MENCIONES ADUANAS Y COMERCIO EXTERIOR, FINANZAS PÚBLICAS Y RENTAS, GENERANDO UN MODELO PARA LA ADMINISTRACIÓN DEL CURRÍCULO EN EL TIEMPO

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 950

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.007.839**	**0**	**0**	**0**	**0**	**0**	**1.007.839**
401	01	00	00	Sueldos, salarios y otras retribuciones	804.000	0	0	0	0	0	804.000
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	804.000	0	0	0	0	0	804.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	203.839	0	0	0	0	0	203.839
401	05	01	00	Aguinaldos a empleados	203.839	0	0	0	0	0	203.839
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**119.593**	**0**	**0**	**0**	**0**	**0**	**119.593**
402	01	00	00	Productos alimenticios y agropecuarios	54.659	0	0	0	0	0	54.659
402	01	01	00	Alimentos y bebidas para personas	54.659	0	0	0	0	0	54.659
402	05	00	00	Productos de papel, cartón e impresos	21.122	0	0	0	0	0	21.122
402	05	02	00	Envases y cajas de papel y cartón	2.400	0	0	0	0	0	2.400
402	05	03	00	Productos de papel y cartón para oficina	10.874	0	0	0	0	0	10.874
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.848	0	0	0	0	0	7.848
402	06	00	00	Productos químicos y derivados	13.200	0	0	0	0	0	13.200
402	06	03	00	Tintas, pinturas y colorantes	13.200	0	0	0	0	0	13.200
402	10	00	00	Productos varios y útiles diversos	21.012	0	0	0	0	0	21.012
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.812	0	0	0	0	0	16.812
402	10	08	00	Materiales para equipos de computación	4.200	0	0	0	0	0	4.200
402	99	00	00	Otros materiales y suministros	9.600	0	0	0	0	0	9.600
402	99	01	00	Otros materiales y suministros	9.600	0	0	0	0	0	9.600
403	**00**	**00**	**00**	**Servicios no personales**	**228.299**	**0**	**0**	**0**	**0**	**0**	**228.299**
403	01	00	00	Alquileres de inmuebles	6.300	0	0	0	0	0	6.300
403	01	01	00	Alquileres de edificios y locales	6.300	0	0	0	0	0	6.300
403	06	00	00	Servicios de transporte y almacenaje	4.800	0	0	0	0	0	4.800
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	4.800	0	0	0	0	0	4.800
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.068	0	0	0	0	0	16.068
403	07	02	00	Imprenta y reproducción	5.688	0	0	0	0	0	5.688
403	07	04	00	Avisos	10.380	0	0	0	0	0	10.380
403	09	00	00	Viáticos y pasajes	77.051	0	0	0	0	0	77.051
403	09	01	00	Viáticos y pasajes dentro del país	77.051	0	0	0	0	0	77.051

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119506 600065000 IMPLANTACIÓN DEL NUEVO DISEÑO CURRICULAR DE LA LICENCIATURA EN CIENCIAS FISCALES

OBJETIVO DEL PROYECTO: IMPLANTAR EL PROGRAMA DE FORMACIÓN DE LICENCIADO EN CIENCIAS FISCALES, MENCIONES ADUANAS Y COMERCIO EXTERIOR, FINANZAS PÚBLICAS Y RENTAS, GENERANDO UN MODELO PARA LA ADMINISTRACIÓN DEL CURRÍCULO EN EL TIEMPO

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 950

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	28.128	0	0	0	0	0	28.128
403	10	03	00	Servicios de procesamiento de datos	28.128	0	0	0	0	0	28.128
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.520	0	0	0	0	0	5.520
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.520	0	0	0	0	0	2.520
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	1.200	0	0	0	0	0	1.200
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.800	0	0	0	0	0	1.800
403	18	00	00	Impuestos indirectos	43.632	0	0	0	0	0	43.632
403	18	01	00	Impuesto al valor agregado	43.632	0	0	0	0	0	43.632
403	99	00	00	Otros servicios no personales	46.800	0	0	0	0	0	46.800
403	99	01	00	Otros servicios no personales	46.800	0	0	0	0	0	46.800
404	**00**	**00**	**00**	**Activos reales**	**172.754**	**0**	**0**	**0**	**0**	**0**	**172.754**
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.954	0	0	0	0	0	2.954
404	05	01	00	Equipos de telecomunicaciones	2.954	0	0	0	0	0	2.954
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	49.320	0	0	0	0	0	49.320
404	07	02	00	Equipos de enseñanza, deporte y recreación	28.440	0	0	0	0	0	28.440
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	20.880	0	0	0	0	0	20.880
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	120.480	0	0	0	0	0	120.480
404	09	01	00	Mobiliario y equipos de oficina	2.820	0	0	0	0	0	2.820
404	09	02	00	Equipos de computación	60.180	0	0	0	0	0	60.180
404	09	03	00	Mobiliario y equipos de alojamiento	57.480	0	0	0	0	0	57.480
				Totales	**1.528.485**	**0**	**0**	**0**	**0**	**0**	**1.528.485**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 60 - 152

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119506 600065000 IMPLANTACIÓN DEL NUEVO DISEÑO CURRICULAR DE LA LICENCIATURA EN CIENCIAS FISCALES

OBJETIVO DEL PROYECTO: IMPLANTAR EL PROGRAMA DE FORMACIÓN DE LICENCIADO EN CIENCIAS FISCALES, MENCIONES ADUANAS Y COMERCIO EXTERIOR, FINANZAS PÚBLICAS Y RENTAS, GENERANDO UN MODELO PARA LA ADMINISTRACIÓN DEL CURRÍCULO EN EL TIEMPO

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 950

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119506 600065000 IMPLANTACIÓN DEL NUEVO DISEÑO CURRICULAR DE LA LICENCIATURA EN CIENCIAS FISCALES

OBJETIVO DEL PROYECTO: IMPLANTAR EL PROGRAMA DE FORMACIÓN DE LICENCIADO EN CIENCIAS FISCALES, MENCIONES ADUANAS Y COMERCIO EXTERIOR, FINANZAS PÚBLICAS Y RENTAS, GENERANDO UN MODELO PARA LA ADMINISTRACIÓN DEL CURRÍCULO EN EL TIEMPO

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 950

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600065001 DISEÑO CURRICULAR

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PREGRADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.007.839**	**0**	**0**	**0**	**0**	0	**1.007.839**
401	01	00	00	Sueldos, salarios y otras retribuciones	804.000	0	0	0	0	0	804.000
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	804.000	0	0	0	0	0	804.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	203.839	0	0	0	0	0	203.839
401	05	01	00	Aguinaldos a empleados	203.839	0	0	0	0	0	203.839
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**79.993**	**0**	**0**	**0**	**0**	0	**79.993**
402	01	00	00	Productos alimenticios y agropecuarios	36.659	0	0	0	0	0	36.659
402	01	01	00	Alimentos y bebidas para personas	36.659	0	0	0	0	0	36.659
402	05	00	00	Productos de papel, cartón e impresos	12.122	0	0	0	0	0	12.122
402	05	02	00	Envases y cajas de papel y cartón	1.200	0	0	0	0	0	1.200
402	05	03	00	Productos de papel y cartón para oficina	6.074	0	0	0	0	0	6.074
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.848	0	0	0	0	0	4.848
402	06	00	00	Productos químicos y derivados	10.800	0	0	0	0	0	10.800
402	06	03	00	Tintas, pinturas y colorantes	10.800	0	0	0	0	0	10.800
402	10	00	00	Productos varios y útiles diversos	14.412	0	0	0	0	0	14.412
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.012	0	0	0	0	0	12.012
402	10	08	00	Materiales para equipos de computación	2.400	0	0	0	0	0	2.400
402	99	00	00	Otros materiales y suministros	6.000	0	0	0	0	0	6.000
402	99	01	00	Otros materiales y suministros	6.000	0	0	0	0	0	6.000
403	**00**	**00**	**00**	**Servicios no personales**	**155.099**	**0**	**0**	**0**	**0**	0	**155.099**
403	01	00	00	Alquileres de inmuebles	6.300	0	0	0	0	0	6.300
403	01	01	00	Alquileres de edificios y locales	6.300	0	0	0	0	0	6.300
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.068	0	0	0	0	0	10.068
403	07	02	00	Imprenta y reproducción	3.288	0	0	0	0	0	3.288

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119506 600065000 IMPLANTACIÓN DEL NUEVO DISEÑO CURRICULAR DE LA LICENCIATURA EN CIENCIAS FISCALES

OBJETIVO DEL PROYECTO: IMPLANTAR EL PROGRAMA DE FORMACIÓN DE LICENCIADO EN CIENCIAS FISCALES, MENCIONES ADUANAS Y COMERCIO EXTERIOR, FINANZAS PÚBLICAS Y RENTAS, GENERANDO UN MODELO PARA LA ADMINISTRACIÓN DEL CURRÍCULO EN EL TIEMPO

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 950

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600065001 DISEÑO CURRICULAR

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PREGRADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	6.780	0	0	0	0	0	6.780
403	09	00	00	Viáticos y pasajes	65.051	0	0	0	0	0	65.051
403	09	01	00	Viáticos y pasajes dentro del país	65.051	0	0	0	0	0	65.051
403	10	00	00	Servicios profesionales y técnicos	16.128	0	0	0	0	0	16.128
403	10	03	00	Servicios de procesamiento de datos	16.128	0	0	0	0	0	16.128
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.120	0	0	0	0	0	3.120
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.320	0	0	0	0	0	1.320
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	600	0	0	0	0	0	600
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.200	0	0	0	0	0	1.200
403	18	00	00	Impuestos indirectos	25.632	0	0	0	0	0	25.632
403	18	01	00	Impuesto al valor agregado	25.632	0	0	0	0	0	25.632
403	99	00	00	Otros servicios no personales	28.800	0	0	0	0	0	28.800
403	99	01	00	Otros servicios no personales	28.800	0	0	0	0	0	28.800
404	**00**	**00**	**00**	**Activos reales**	**116.354**	**0**	**0**	**0**	**0**	0	**116.354**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.754	0	0	0	0	0	1.754
404	05	01	00	Equipos de telecomunicaciones	1.754	0	0	0	0	0	1.754
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	31.320	0	0	0	0	0	31.320
404	07	02	00	Equipos de enseñanza, deporte y recreación	16.440	0	0	0	0	0	16.440
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	14.880	0	0	0	0	0	14.880
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	83.280	0	0	0	0	0	83.280
404	09	01	00	Mobiliario y equipos de oficina	1.620	0	0	0	0	0	1.620
404	09	02	00	Equipos de computación	48.180	0	0	0	0	0	48.180
404	09	03	00	Mobiliario y equipos de alojamiento	33.480	0	0	0	0	0	33.480
				Totales	**1.359.285**	**0**	**0**	**0**	**0**	0	**1.359.285**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119506 600065000 IMPLANTACIÓN DEL NUEVO DISEÑO CURRICULAR DE LA LICENCIATURA EN CIENCIAS FISCALES

OBJETIVO DEL PROYECTO: IMPLANTAR EL PROGRAMA DE FORMACIÓN DE LICENCIADO EN CIENCIAS FISCALES, MENCIONES ADUANAS Y COMERCIO EXTERIOR, FINANZAS PÚBLICAS Y RENTAS, GENERANDO UN MODELO PARA LA ADMINISTRACIÓN DEL CURRÍCULO EN EL TIEMPO

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 950

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600065002 PROGRAMA DE FORMACIÓN DOCENTE ARTICULADO CON MODELO DE DESARROLLO CURRICULAR

UNIDAD DE MEDIDA: TALLER **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PREGRADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.800**	**0**	**0**	**0**	**0**	0	**19.800**
402	01	00	00	Productos alimenticios y agropecuarios	9.000	0	0	0	0	0	9.000
402	01	01	00	Alimentos y bebidas para personas	9.000	0	0	0	0	0	9.000
402	05	00	00	Productos de papel, cartón e impresos	4.500	0	0	0	0	0	4.500
402	05	02	00	Envases y cajas de papel y cartón	600	0	0	0	0	0	600
402	05	03	00	Productos de papel y cartón para oficina	2.400	0	0	0	0	0	2.400
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.500	0	0	0	0	0	1.500
402	06	00	00	Productos químicos y derivados	1.200	0	0	0	0	0	1.200
402	06	03	00	Tintas, pinturas y colorantes	1.200	0	0	0	0	0	1.200
402	10	00	00	Productos varios y útiles diversos	3.300	0	0	0	0	0	3.300
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.400	0	0	0	0	0	2.400
402	10	08	00	Materiales para equipos de computación	900	0	0	0	0	0	900
402	99	00	00	Otros materiales y suministros	1.800	0	0	0	0	0	1.800
402	99	01	00	Otros materiales y suministros	1.800	0	0	0	0	0	1.800
403	**00**	**00**	**00**	**Servicios no personales**	**36.600**	**0**	**0**	**0**	**0**	0	**36.600**
403	06	00	00	Servicios de transporte y almacenaje	2.400	0	0	0	0	0	2.400
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.400	0	0	0	0	0	2.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.000	0	0	0	0	0	3.000
403	07	02	00	Imprenta y reproducción	1.200	0	0	0	0	0	1.200
403	07	04	00	Avisos	1.800	0	0	0	0	0	1.800
403	09	00	00	Viáticos y pasajes	6.000	0	0	0	0	0	6.000
403	09	01	00	Viáticos y pasajes dentro del país	6.000	0	0	0	0	0	6.000
403	10	00	00	Servicios profesionales y técnicos	6.000	0	0	0	0	0	6.000
403	10	03	00	Servicios de procesamiento de datos	6.000	0	0	0	0	0	6.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119506 600065000 IMPLANTACIÓN DEL NUEVO DISEÑO CURRICULAR DE LA LICENCIATURA EN CIENCIAS FISCALES

OBJETIVO DEL PROYECTO: IMPLANTAR EL PROGRAMA DE FORMACIÓN DE LICENCIADO EN CIENCIAS FISCALES, MENCIONES ADUANAS Y COMERCIO EXTERIOR, FINANZAS PÚBLICAS Y RENTAS, GENERANDO UN MODELO PARA LA ADMINISTRACIÓN DEL CURRÍCULO EN EL TIEMPO

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 950

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600065002 PROGRAMA DE FORMACIÓN DOCENTE ARTICULADO CON MODELO DE DESARROLLO CURRICULAR

UNIDAD DE MEDIDA: TALLER **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PREGRADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.200	0	0	0	0	0	1.200
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	600	0	0	0	0	0	600
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	300	0	0	0	0	0	300
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	300	0	0	0	0	0	300
403	18	00	00	Impuestos indirectos	9.000	0	0	0	0	0	9.000
403	18	01	00	Impuesto al valor agregado	9.000	0	0	0	0	0	9.000
403	99	00	00	Otros servicios no personales	9.000	0	0	0	0	0	9.000
403	99	01	00	Otros servicios no personales	9.000	0	0	0	0	0	9.000
404	**00**	**00**	**00**	**Activos reales**	**28.200**	**0**	**0**	**0**	**0**	0	**28.200**
404	05	00	00	Equipos de comunicaciones y de señalamiento	600	0	0	0	0	0	600
404	05	01	00	Equipos de telecomunicaciones	600	0	0	0	0	0	600
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	9.000	0	0	0	0	0	9.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.000	0	0	0	0	0	6.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	3.000	0	0	0	0	0	3.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	18.600	0	0	0	0	0	18.600
404	09	01	00	Mobiliario y equipos de oficina	600	0	0	0	0	0	600
404	09	02	00	Equipos de computación	6.000	0	0	0	0	0	6.000
404	09	03	00	Mobiliario y equipos de alojamiento	12.000	0	0	0	0	0	12.000
				Totales	**84.600**	**0**	**0**	**0**	**0**	0	**84.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119506 600065000 IMPLANTACIÓN DEL NUEVO DISEÑO CURRICULAR DE LA LICENCIATURA EN CIENCIAS FISCALES

OBJETIVO DEL PROYECTO: IMPLANTAR EL PROGRAMA DE FORMACIÓN DE LICENCIADO EN CIENCIAS FISCALES, MENCIONES ADUANAS Y COMERCIO EXTERIOR, FINANZAS PÚBLICAS Y RENTAS, GENERANDO UN MODELO PARA LA ADMINISTRACIÓN DEL CURRÍCULO EN EL TIEMPO

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 950

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600065003 EVALUACIÓN DEL PROGRAMA DE ESTUDIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PREGRADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.800**	**0**	**0**	**0**	**0**	0	**19.800**
402	01	00	00	Productos alimenticios y agropecuarios	9.000	0	0	0	0	0	9.000
402	01	01	00	Alimentos y bebidas para personas	9.000	0	0	0	0	0	9.000
402	05	00	00	Productos de papel, cartón e impresos	4.500	0	0	0	0	0	4.500
402	05	02	00	Envases y cajas de papel y cartón	600	0	0	0	0	0	600
402	05	03	00	Productos de papel y cartón para oficina	2.400	0	0	0	0	0	2.400
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.500	0	0	0	0	0	1.500
402	06	00	00	Productos químicos y derivados	1.200	0	0	0	0	0	1.200
402	06	03	00	Tintas, pinturas y colorantes	1.200	0	0	0	0	0	1.200
402	10	00	00	Productos varios y útiles diversos	3.300	0	0	0	0	0	3.300
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.400	0	0	0	0	0	2.400
402	10	08	00	Materiales para equipos de computación	900	0	0	0	0	0	900
402	99	00	00	Otros materiales y suministros	1.800	0	0	0	0	0	1.800
402	99	01	00	Otros materiales y suministros	1.800	0	0	0	0	0	1.800
403	**00**	**00**	**00**	**Servicios no personales**	**36.600**	**0**	**0**	**0**	**0**	0	**36.600**
403	06	00	00	Servicios de transporte y almacenaje	2.400	0	0	0	0	0	2.400
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.400	0	0	0	0	0	2.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.000	0	0	0	0	0	3.000
403	07	02	00	Imprenta y reproducción	1.200	0	0	0	0	0	1.200
403	07	04	00	Avisos	1.800	0	0	0	0	0	1.800
403	09	00	00	Viáticos y pasajes	6.000	0	0	0	0	0	6.000
403	09	01	00	Viáticos y pasajes dentro del pais	6.000	0	0	0	0	0	6.000
403	10	00	00	Servicios profesionales y técnicos	6.000	0	0	0	0	0	6.000
403	10	03	00	Servicios de procesamiento de datos	6.000	0	0	0	0	0	6.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119506 600065000 IMPLANTACIÓN DEL NUEVO DISEÑO CURRICULAR DE LA LICENCIATURA EN CIENCIAS FISCALES

OBJETIVO DEL PROYECTO: IMPLANTAR EL PROGRAMA DE FORMACIÓN DE LICENCIADO EN CIENCIAS FISCALES, MENCIONES ADUANAS Y COMERCIO EXTERIOR, FINANZAS PÚBLICAS Y RENTAS, GENERANDO UN MODELO PARA LA ADMINISTRACIÓN DEL CURRÍCULO EN EL TIEMPO

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 950

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600065003 EVALUACIÓN DEL PROGRAMA DE ESTUDIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PREGRADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.200	0	0	0	0	0	1.200
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	600	0	0	0	0	0	600
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	300	0	0	0	0	0	300
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	300	0	0	0	0	0	300
403	18	00	00	Impuestos indirectos	9.000	0	0	0	0	0	9.000
403	18	01	00	Impuesto al valor agregado	9.000	0	0	0	0	0	9.000
403	99	00	00	Otros servicios no personales	9.000	0	0	0	0	0	9.000
403	99	01	00	Otros servicios no personales	9.000	0	0	0	0	0	9.000
404	**00**	**00**	**00**	**Activos reales**	**28.200**	**0**	**0**	**0**	**0**	**0**	**28.200**
404	05	00	00	Equipos de comunicaciones y de señalamiento	600	0	0	0	0	0	600
404	05	01	00	Equipos de telecomunicaciones	600	0	0	0	0	0	600
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	9.000	0	0	0	0	0	9.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.000	0	0	0	0	0	6.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	3.000	0	0	0	0	0	3.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	18.600	0	0	0	0	0	18.600
404	09	01	00	Mobiliario y equipos de oficina	600	0	0	0	0	0	600
404	09	02	00	Equipos de computación	6.000	0	0	0	0	0	6.000
404	09	03	00	Mobiliario y equipos de alojamiento	12.000	0	0	0	0	0	12.000
				Totales	**84.600**	**0**	**0**	**0**	**0**	0	**84.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119494 600066000 CREACIÓN DE PROGRAMAS DE ESTUDIOS DE MAESTRÍAS Y LA AMPLIACIÓN DE LA OFERTA ACADÉMICA DEL POSTGRADO

OBJETIVO DEL PROYECTO: EJECUTAR LOS PROGRAMAS DE ESTUDIOS DE POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: PROGRAMA **META:** 3

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.000.000**	**0**	**0**	**0**	**0**	**0**	**3.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.400.000	0	0	0	0	0	2.400.000
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	2.400.000	0	0	0	0	0	2.400.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	600.000	0	0	0	0	0	600.000
401	05	01	00	Aguinaldos a empleados	600.000	0	0	0	0	0	600.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**540.000**	**0**	**0**	**0**	**0**	**0**	**540.000**
402	01	00	00	Productos alimenticios y agropecuarios	273.300	0	0	0	0	0	273.300
402	01	01	00	Alimentos y bebidas para personas	273.300	0	0	0	0	0	273.300
402	05	00	00	Productos de papel, cartón e impresos	55.500	0	0	0	0	0	55.500
402	05	01	00	Pulpa de madera, papel y cartón	4.800	0	0	0	0	0	4.800
402	05	03	00	Productos de papel y cartón para oficina	45.600	0	0	0	0	0	45.600
402	05	05	00	Material de enseñanza	5.100	0	0	0	0	0	5.100
402	06	00	00	Productos químicos y derivados	94.800	0	0	0	0	0	94.800
402	06	03	00	Tintas, pinturas y colorantes	94.800	0	0	0	0	0	94.800
402	07	00	00	Productos minerales no metálicos	31.200	0	0	0	0	0	31.200
402	07	04	00	Cemento, cal y yeso	31.200	0	0	0	0	0	31.200
402	10	00	00	Productos varios y útiles diversos	76.800	0	0	0	0	0	76.800
402	10	02	00	Materiales y útiles de limpieza y aseo	4.200	0	0	0	0	0	4.200
402	10	08	00	Materiales para equipos de computación	8.400	0	0	0	0	0	8.400
402	10	11	00	Materiales eléctricos	64.200	0	0	0	0	0	64.200
402	99	00	00	Otros materiales y suministros	8.400	0	0	0	0	0	8.400
402	99	01	00	Otros materiales y suministros	8.400	0	0	0	0	0	8.400
403	**00**	**00**	**00**	**Servicios no personales**	**1.500.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000**
403	06	00	00	Servicios de transporte y almacenaje	11.400	0	0	0	0	0	11.400
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	11.400	0	0	0	0	0	11.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	185.400	0	0	0	0	0	185.400
403	07	02	00	Imprenta y reproducción	72.000	0	0	0	0	0	72.000
403	07	03	00	Relaciones sociales	108.000	0	0	0	0	0	108.000
403	07	04	00	Avisos	5.400	0	0	0	0	0	5.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119494 600066000 CREACIÓN DE PROGRAMAS DE ESTUDIOS DE MAESTRÍAS Y LA AMPLIACIÓN DE LA OFERTA ACADÉMICA DEL POSTGRADO

OBJETIVO DEL PROYECTO: EJECUTAR LOS PROGRAMAS DE ESTUDIOS DE POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: PROGRAMA **META:** 3

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	627.000	0	0	0	0	0	627.000
403	09	01	00	Viáticos y pasajes dentro del país	480.000	0	0	0	0	0	480.000
403	09	02	00	Viáticos y pasajes fuera del país	147.000	0	0	0	0	0	147.000
403	10	00	00	Servicios profesionales y técnicos	212.210	0	0	0	0	0	212.210
403	10	03	00	Servicios de procesamiento de datos	80.210	0	0	0	0	0	80.210
403	10	99	00	Otros servicios profesionales y técnicos	132.000	0	0	0	0	0	132.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	22.800	0	0	0	0	0	22.800
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	10.200	0	0	0	0	0	10.200
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	6.300	0	0	0	0	0	6.300
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.300	0	0	0	0	0	6.300
403	12	00	00	Conservación y reparaciones menores de obras	90.000	0	0	0	0	0	90.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	90.000	0	0	0	0	0	90.000
403	18	00	00	Impuestos indirectos	237.190	0	0	0	0	0	237.190
403	18	01	00	Impuesto al valor agregado	237.190	0	0	0	0	0	237.190
403	99	00	00	Otros servicios no personales	114.000	0	0	0	0	0	114.000
403	99	01	00	Otros servicios no personales	114.000	0	0	0	0	0	114.000
404	**00**	**00**	**00**	**Activos reales**	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**
404	01	00	00	Repuestos y reparaciones mayores	53.580	0	0	0	0	0	53.560
404	01	01	00	Repuestos mayores	53.580	0	0	0	0	0	53.580
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	14.700	0	0	0	0	0	14.700
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	38.880	0	0	0	0	0	38.880
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	50.100	0	0	0	0	0	50.100
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	35.100	0	0	0	0	0	35.100
404	03	05	00	Maquinaria y equipos industriales y de taller	15.000	0	0	0	0	0	15.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.400	0	0	0	0	0	5.400
404	05	01	00	Equipos de telecomunicaciones	5.400	0	0	0	0	0	5.400
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	62.550	0	0	0	0	0	62.550
404	07	02	00	Equipos de enseñanza, deporte y recreación	37.110	0	0	0	0	0	37.110

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119494 600066000 CREACIÓN DE PROGRAMAS DE ESTUDIOS DE MAESTRÍAS Y LA AMPLIACIÓN DE LA OFERTA ACADÉMICA DEL POSTGRADO

OBJETIVO DEL PROYECTO: EJECUTAR LOS PROGRAMAS DE ESTUDIOS DE POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: PROGRAMA **META:** 3

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	25.440	0	0	0	0	0	25.440
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	428.370	0	0	0	0	0	428.370
404	09	02	00	Equipos de computación	199.230	0	0	0	0	0	199.230
404	09	03	00	Mobiliario y equipos de alojamiento	147.900	0	0	0	0	0	147.900
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	81.240	0	0	0	0	0	81.240
407	**00**	**00**	**00**	**Transferencias y donaciones**	**180.000**	**0**	**0**	**0**	**0**	**0**	**180.000**
407	01	00	00	Transferencias y donaciones corrientes internas	180.000	0	0	0	0	0	180.000
407	01	01	00	Transferencias corrientes internas al sector privado	180.000	0	0	0	0	0	180.000
407	01	01	05	Becas de perfeccionamiento profesional en el país	180.000	0	0	0	0	0	180.000
				Totales	**5.820.000**	**0**	**0**	**0**	**0**	**0**	**5.820.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119494 600066000 CREACIÓN DE PROGRAMAS DE ESTUDIOS DE MAESTRÍAS Y LA AMPLIACIÓN DE LA OFERTA ACADÉMICA DEL POSTGRADO

OBJETIVO DEL PROYECTO: EJECUTAR LOS PROGRAMAS DE ESTUDIOS DE POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: PROGRAMA **META:** 3

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119494 600066000 CREACIÓN DE PROGRAMAS DE ESTUDIOS DE MAESTRÍAS Y LA AMPLIACIÓN DE LA OFERTA ACADÉMICA DEL POSTGRADO

OBJETIVO DEL PROYECTO: EJECUTAR LOS PROGRAMAS DE ESTUDIOS DE POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: PROGRAMA **META:** 3

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600066001 EJECUTAR LOS PROGRAMAS DE ESTUDIOS DE POSTGRADOS AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: PROGRAMA **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADOS Y ADIESTRAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.000.000**	**0**	**0**	**0**	**0**	0	**3.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.400.000	0	0	0	0	0	2.400.000
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	2.400.000	0	0	0	0	0	2.400.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	600.000	0	0	0	0	0	600.000
401	05	01	00	Aguinaldos a empleados	600.000	0	0	0	0	0	600.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**365.400**	**0**	**0**	**0**	**0**	0	**365.400**
402	01	00	00	Productos alimenticios y agropecuarios	219.300	0	0	0	0	0	219.300
402	01	01	00	Alimentos y bebidas para personas	219.300	0	0	0	0	0	219.300
402	05	00	00	Productos de papel, cartón e impresos	33.900	0	0	0	0	0	33.900
402	05	01	00	Pulpa de madera, papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	27.600	0	0	0	0	0	27.600
402	05	05	00	Material de enseñanza	3.300	0	0	0	0	0	3.300
402	06	00	00	Productos químicos y derivados	40.800	0	0	0	0	0	40.800
402	06	03	00	Tintas, pinturas y colorantes	40.800	0	0	0	0	0	40.800
402	07	00	00	Productos minerales no metálicos	13.200	0	0	0	0	0	13.200
402	07	04	00	Cemento, cal y yeso	13.200	0	0	0	0	0	13.200
402	10	00	00	Productos varios y útiles diversos	53.400	0	0	0	0	0	53.400
402	10	02	00	Materiales y útiles de limpieza y aseo	2.400	0	0	0	0	0	2.400
402	10	08	00	Materiales para equipos de computación	4.800	0	0	0	0	0	4.800
402	10	11	00	Materiales eléctricos	46.200	0	0	0	0	0	46.200
402	99	00	00	Otros materiales y suministros	4.800	0	0	0	0	0	4.800
402	99	01	00	Otros materiales y suministros	4.800	0	0	0	0	0	4.800
403	**00**	**00**	**00**	**Servicios no personales**	**951.000**	**0**	**0**	**0**	**0**	0	**951.000**
403	06	00	00	Servicios de transporte y almacenaje	6.000	0	0	0	0	0	6.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119494 600066000 CREACIÓN DE PROGRAMAS DE ESTUDIOS DE MAESTRÍAS Y LA AMPLIACIÓN DE LA OFERTA ACADÉMICA DEL POSTGRADO

OBJETIVO DEL PROYECTO: EJECUTAR LOS PROGRAMAS DE ESTUDIOS DE POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: PROGRAMA **META:** 3

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600066001 EJECUTAR LOS PROGRAMAS DE ESTUDIOS DE POSTGRADOS AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: PROGRAMA **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADOS Y ADIESTRAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	6.000	0	0	0	0	0	6.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	111.600	0	0	0	0	0	111.600
403	07	02	00	Imprenta y reproducción	54.000	0	0	0	0	0	54.000
403	07	03	00	Relaciones sociales	54.000	0	0	0	0	0	54.000
403	07	04	00	Avisos	3.600	0	0	0	0	0	3.600
403	09	00	00	Viáticos y pasajes	393.000	0	0	0	0	0	393.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	0	300.000
403	09	02	00	Viáticos y pasajes fuera del país	93.000	0	0	0	0	0	93.000
403	10	00	00	Servicios profesionales y técnicos	131.210	0	0	0	0	0	131.210
403	10	03	00	Servicios de procesamiento de datos	44.210	0	0	0	0	0	44.210
403	10	99	00	Otros servicios profesionales y técnicos	87.000	0	0	0	0	0	87.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	12.000	0	0	0	0	0	12.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	6.600	0	0	0	0	0	6.600
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.700	0	0	0	0	0	2.700
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.700	0	0	0	0	0	2.700
403	12	00	00	Conservación y reparaciones menores de obras	54.000	0	0	0	0	0	54.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	54.000	0	0	0	0	0	54.000
403	18	00	00	Impuestos indirectos	183.190	0	0	0	0	0	183.190
403	18	01	00	Impuesto al valor agregado	183.190	0	0	0	0	0	183.190
403	99	00	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000
403	99	01	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000
404	**00**	**00**	**00**	**Activos reales**	**398.400**	**0**	**0**	**0**	**0**	0	**398.400**
404	01	00	00	Repuestos y reparaciones mayores	27.480	0	0	0	0	0	27.480
404	01	01	00	Repuestos mayores	27.480	0	0	0	0	0	27.480

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119494 600066000 CREACIÓN DE PROGRAMAS DE ESTUDIOS DE MAESTRÍAS Y LA AMPLIACIÓN DE LA OFERTA ACADÉMICA DEL POSTGRADO

OBJETIVO DEL PROYECTO: EJECUTAR LOS PROGRAMAS DE ESTUDIOS DE POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: PROGRAMA **META:** 3

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600066001 EJECUTAR LOS PROGRAMAS DE ESTUDIOS DE POSTGRADOS AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: PROGRAMA **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADOS Y ADIESTRAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	6.600	0	0	0	0	0	6.600
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	20.880	0	0	0	0	0	20.880
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	31.200	0	0	0	0	0	31.200
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	25.200	0	0	0	0	0	25.200
404	03	05	00	Maquinaria y equipos industriales y de taller	6.000	0	0	0	0	0	6.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.600	0	0	0	0	0	3.600
404	05	01	00	Equipos de telecomunicaciones	3.600	0	0	0	0	0	3.600
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	33.750	0	0	0	0	0	33.750
404	07	02	00	Equipos de enseñanza, deporte y recreación	19.110	0	0	0	0	0	19.110
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	14.640	0	0	0	0	0	14.640
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	302.370	0	0	0	0	0	302.370
404	09	02	00	Equipos de computación	145.230	0	0	0	0	0	145.230
404	09	03	00	Mobiliario y equipos de alojamiento	111.900	0	0	0	0	0	111.900
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	45.240	0	0	0	0	0	45.240
407	**00**	**00**	**00**	**Transferencias y donaciones**	**180.000**	**0**	**0**	**0**	**0**	**0**	**180.000**
407	01	00	00	Transferencias y donaciones corrientes internas	180.000	0	0	0	0	0	180.000
407	01	01	00	Transferencias corrientes internas al sector privado	180.000	0	0	0	0	0	180.000
407	01	01	05	Becas de perfeccionamiento profesional en el país	180.000	0	0	0	0	0	180.000
				Totales	**4.894.800**	**0**	**0**	**0**	**0**	**0**	**4.894.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119494 600066000 CREACIÓN DE PROGRAMAS DE ESTUDIOS DE MAESTRÍAS Y LA AMPLIACIÓN DE LA OFERTA ACADÉMICA DEL POSTGRADO

OBJETIVO DEL PROYECTO: EJECUTAR LOS PROGRAMAS DE ESTUDIOS DE POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: PROGRAMA **META:** 3

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600066002 DISEÑAR EL PROGRAMA DE MAESTRÍA PARA SER IMPLEMENTADO EN LA REGIÓN CAPITAL

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO Y ADIESTRAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**58.200**	**0**	**0**	**0**	**0**	0	**58.200**
402	01	00	00	Productos alimenticios y agropecuarios	18.000	0	0	0	0	0	18.000
402	01	01	00	Alimentos y bebidas para personas	18.000	0	0	0	0	0	18.000
402	05	00	00	Productos de papel, cartón e impresos	7.200	0	0	0	0	0	7.200
402	05	01	00	Pulpa de madera, papel y cartón	600	0	0	0	0	0	600
402	05	03	00	Productos de papel y cartón para oficina	6.000	0	0	0	0	0	6.000
402	05	05	00	Material de enseñanza	600	0	0	0	0	0	600
402	06	00	00	Productos químicos y derivados	18.000	0	0	0	0	0	18.000
402	06	03	00	Tintas, pinturas y colorantes	18.000	0	0	0	0	0	18.000
402	07	00	00	Productos minerales no metálicos	6.000	0	0	0	0	0	6.000
402	07	04	00	Cemento, cal y yeso	6.000	0	0	0	0	0	6.000
402	10	00	00	Productos varios y útiles diversos	7.800	0	0	0	0	0	7.800
402	10	02	00	Materiales y útiles de limpieza y aseo	600	0	0	0	0	0	600
402	10	08	00	Materiales para equipos de computación	1.200	0	0	0	0	0	1.200
402	10	11	00	Materiales eléctricos	6.000	0	0	0	0	0	6.000
402	99	00	00	Otros materiales y suministros	1.200	0	0	0	0	0	1.200
402	99	01	00	Otros materiales y suministros	1.200	0	0	0	0	0	1.200
403	**00**	**00**	**00**	**Servicios no personales**	**183.000**	**0**	**0**	**0**	**0**	0	**183.000**
403	06	00	00	Servicios de transporte y almacenaje	1.800	0	0	0	0	0	1.800
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.800	0	0	0	0	0	1.800
403	07	00	00	Servicios de información, impresión y relaciones públicas	24.600	0	0	0	0	0	24.600
403	07	02	00	Imprenta y reproducción	6.000	0	0	0	0	0	6.000
403	07	03	00	Relaciones sociales	18.000	0	0	0	0	0	18.000
403	07	04	00	Avisos	600	0	0	0	0	0	600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119494 600066000 CREACIÓN DE PROGRAMAS DE ESTUDIOS DE MAESTRÍAS Y LA AMPLIACIÓN DE LA OFERTA ACADÉMICA DEL POSTGRADO

OBJETIVO DEL PROYECTO: EJECUTAR LOS PROGRAMAS DE ESTUDIOS DE POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: PROGRAMA **META:** 3

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600066002 DISEÑAR EL PROGRAMA DE MAESTRÍA PARA SER IMPLEMENTADO EN LA REGIÓN CAPITAL

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO Y ADIESTRAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	78.000	0	0	0	0	0	78.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
403	09	02	00	Viáticos y pasajes fuera del país	18.000	0	0	0	0	0	18.000
403	10	00	00	Servicios profesionales y técnicos	27.000	0	0	0	0	0	27.000
403	10	03	00	Servicios de procesamiento de datos	12.000	0	0	0	0	0	12.000
403	10	99	00	Otros servicios profesionales y técnicos	15.000	0	0	0	0	0	15.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.600	0	0	0	0	0	3.600
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.200	0	0	0	0	0	1.200
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.200	0	0	0	0	0	1.200
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.200	0	0	0	0	0	1.200
403	12	00	00	Conservación y reparaciones menores de obras	12.000	0	0	0	0	0	12.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	12.000	0	0	0	0	0	12.000
403	18	00	00	Impuestos indirectos	18.000	0	0	0	0	0	18.000
403	18	01	00	Impuesto al valor agregado	18.000	0	0	0	0	0	18.000
403	99	00	00	Otros servicios no personales	18.000	0	0	0	0	0	18.000
403	99	01	00	Otros servicios no personales	18.000	0	0	0	0	0	18.000
404	**00**	**00**	**00**	**Activos reales**	**67.200**	**0**	**0**	**0**	**0**	0	**67.200**
404	01	00	00	Repuestos y reparaciones mayores	8.700	0	0	0	0	0	8.700
404	01	01	00	Repuestos mayores	8.700	0	0	0	0	0	8.700
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	2.700	0	0	0	0	0	2.700
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	6.000	0	0	0	0	0	6.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	6.300	0	0	0	0	0	6.300
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.300	0	0	0	0	0	3.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119494 600066000 CREACIÓN DE PROGRAMAS DE ESTUDIOS DE MAESTRÍAS Y LA AMPLIACIÓN DE LA OFERTA ACADÉMICA DEL POSTGRADO

OBJETIVO DEL PROYECTO: EJECUTAR LOS PROGRAMAS DE ESTUDIOS DE POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: PROGRAMA **META:** 3

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600066002 DISEÑAR EL PROGRAMA DE MAESTRÍA PARA SER IMPLEMENTADO EN LA REGIÓN CAPITAL

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO Y ADIESTRAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	05	00	Maquinaria y equipos industriales y de taller	3.000	0	0	0	0	0	3.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	600	0	0	0	0	0	600
404	05	01	00	Equipos de telecomunicaciones	600	0	0	0	0	0	600
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	9.600	0	0	0	0	0	9.600
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.000	0	0	0	0	0	6.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	3.600	0	0	0	0	0	3.600
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	42.000	0	0	0	0	0	42.000
404	09	02	00	Equipos de computación	18.000	0	0	0	0	0	18.000
404	09	03	00	Mobiliario y equipos de alojamiento	12.000	0	0	0	0	0	12.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	12.000	0	0	0	0	0	12.000
				Totales	**308.400**	**0**	**0**	**0**	**0**	0	**308.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119494 600066000 CREACIÓN DE PROGRAMAS DE ESTUDIOS DE MAESTRÍAS Y LA AMPLIACIÓN DE LA OFERTA ACADÉMICA DEL POSTGRADO

OBJETIVO DEL PROYECTO: EJECUTAR LOS PROGRAMAS DE ESTUDIOS DE POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: PROGRAMA **META:** 3

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600066003 DISEÑAR NUEVOS PROGRAMAS DE ESPECIALIZACIONES E IMPLEMENTAR LA MODALIDAD SEMI PRESENCIAL

UNIDAD DE MEDIDA: PROGRAMA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO Y ADIESTRAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**58.200**	**0**	**0**	**0**	**0**	0	**58.200**
402	01	00	00	Productos alimenticios y agropecuarios	18.000	0	0	0	0	0	18.000
402	01	01	00	Alimentos y bebidas para personas	18.000	0	0	0	0	0	18.000
402	05	00	00	Productos de papel, cartón e impresos	7.200	0	0	0	0	0	7.200
402	05	01	00	Pulpa de madera, papel y cartón	600	0	0	0	0	0	600
402	05	03	00	Productos de papel y cartón para oficina	6.000	0	0	0	0	0	6.000
402	05	05	00	Material de enseñanza	600	0	0	0	0	0	600
402	06	00	00	Productos químicos y derivados	18.000	0	0	0	0	0	18.000
402	06	03	00	Tintas, pinturas y colorantes	18.000	0	0	0	0	0	18.000
402	07	00	00	Productos minerales no metálicos	6.000	0	0	0	0	0	6.000
402	07	04	00	Cemento, cal y yeso	6.000	0	0	0	0	0	6.000
402	10	00	00	Productos varios y útiles diversos	7.800	0	0	0	0	0	7.800
402	10	02	00	Materiales y útiles de limpieza y aseo	600	0	0	0	0	0	600
402	10	08	00	Materiales para equipos de computación	1.200	0	0	0	0	0	1.200
402	10	11	00	Materiales eléctricos	6.000	0	0	0	0	0	6.000
402	99	00	00	Otros materiales y suministros	1.200	0	0	0	0	0	1.200
402	99	01	00	Otros materiales y suministros	1.200	0	0	0	0	0	1.200
403	**00**	**00**	**00**	**Servicios no personales**	**183.000**	**0**	**0**	**0**	**0**	0	**183.000**
403	06	00	00	Servicios de transporte y almacenaje	1.800	0	0	0	0	0	1.800
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.800	0	0	0	0	0	1.800
403	07	00	00	Servicios de información, impresión y relaciones públicas	24.600	0	0	0	0	0	24.600
403	07	02	00	Imprenta y reproducción	6.000	0	0	0	0	0	6.000
403	07	03	00	Relaciones sociales	18.000	0	0	0	0	0	18.000
403	07	04	00	Avisos	600	0	0	0	0	0	600

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119494 600066000 CREACIÓN DE PROGRAMAS DE ESTUDIOS DE MAESTRÍAS Y LA AMPLIACIÓN DE LA OFERTA ACADÉMICA DEL POSTGRADO

OBJETIVO DEL PROYECTO: EJECUTAR LOS PROGRAMAS DE ESTUDIOS DE POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: PROGRAMA **META:** 3

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600066003 DISEÑAR NUEVOS PROGRAMAS DE ESPECIALIZACIONES E IMPLEMENTAR LA MODALIDAD SEMI PRESENCIAL

UNIDAD DE MEDIDA: PROGRAMA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO Y ADIESTRAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	78.000	0	0	0	0	0	78.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
403	09	02	00	Viáticos y pasajes fuera del país	18.000	0	0	0	0	0	18.000
403	10	00	00	Servicios profesionales y técnicos	27.000	0	0	0	0	0	27.000
403	10	03	00	Servicios de procesamiento de datos	12.000	0	0	0	0	0	12.000
403	10	99	00	Otros servicios profesionales y técnicos	15.000	0	0	0	0	0	15.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.600	0	0	0	0	0	3.600
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.200	0	0	0	0	0	1.200
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.200	0	0	0	0	0	1.200
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.200	0	0	0	0	0	1.200
403	12	00	00	Conservación y reparaciones menores de obras	12.000	0	0	0	0	0	12.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	12.000	0	0	0	0	0	12.000
403	18	00	00	Impuestos indirectos	18.000	0	0	0	0	0	18.000
403	18	01	00	Impuesto al valor agregado	18.000	0	0	0	0	0	18.000
403	99	00	00	Otros servicios no personales	18.000	0	0	0	0	0	18.000
403	99	01	00	Otros servicios no personales	18.000	0	0	0	0	0	18.000
404	**00**	**00**	**00**	**Activos reales**	**67.200**	**0**	**0**	**0**	**0**	0	**67.200**
404	01	00	00	Repuestos y reparaciones mayores	8.700	0	0	0	0	0	8.700
404	01	01	00	Repuestos mayores	8.700	0	0	0	0	0	8.700
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	2.700	0	0	0	0	0	2.700
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	6.000	0	0	0	0	0	6.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	6.300	0	0	0	0	0	6.300
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.300	0	0	0	0	0	3.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119494 600066000 CREACIÓN DE PROGRAMAS DE ESTUDIOS DE MAESTRÍAS Y LA AMPLIACIÓN DE LA OFERTA ACADÉMICA DEL POSTGRADO

OBJETIVO DEL PROYECTO: EJECUTAR LOS PROGRAMAS DE ESTUDIOS DE POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: PROGRAMA **META:** 3

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600066003 DISEÑAR NUEVOS PROGRAMAS DE ESPECIALIZACIONES E IMPLEMENTAR LA MODALIDAD SEMI PRESENCIAL

UNIDAD DE MEDIDA: PROGRAMA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO Y ADIESTRAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	05	00	Maquinaria y equipos industriales y de taller	3.000	0	0	0	0	0	3.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	600	0	0	0	0	0	600
404	05	01	00	Equipos de telecomunicaciones	600	0	0	0	0	0	600
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	9.600	0	0	0	0	0	9.600
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.000	0	0	0	0	0	6.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	3.600	0	0	0	0	0	3.600
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	42.000	0	0	0	0	0	42.000
404	09	02	00	Equipos de computación	18.000	0	0	0	0	0	18.000
404	09	03	00	Mobiliario y equipos de alojamiento	12.000	0	0	0	0	0	12.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	12.000	0	0	0	0	0	12.000
				Totales	**308.400**	**0**	**0**	**0**	**0**	**0**	**308.400**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119494 600066000 CREACIÓN DE PROGRAMAS DE ESTUDIOS DE MAESTRÍAS Y LA AMPLIACIÓN DE LA OFERTA ACADÉMICA DEL POSTGRADO

OBJETIVO DEL PROYECTO: EJECUTAR LOS PROGRAMAS DE ESTUDIOS DE POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: PROGRAMA **META:** 3

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600066004 DISEÑAR NUEVOS CURSOS DE AMPLIACIÓN Y MEJORAMIENTO PROFESIONAL

UNIDAD DE MEDIDA: CURSO **META:** 25

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO Y ADIESTRAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**58.200**	**0**	**0**	**0**	**0**	0	**58.200**
402	01	00	00	Productos alimenticios y agropecuarios	18.000	0	0	0	0	0	18.000
402	01	01	00	Alimentos y bebidas para personas	18.000	0	0	0	0	0	18.000
402	05	00	00	Productos de papel, cartón e impresos	7.200	0	0	0	0	0	7.200
402	05	01	00	Pulpa de madera, papel y cartón	600	0	0	0	0	0	600
402	05	03	00	Productos de papel y cartón para oficina	6.000	0	0	0	0	0	6.000
402	05	05	00	Material de enseñanza	600	0	0	0	0	0	600
402	06	00	00	Productos químicos y derivados	18.000	0	0	0	0	0	18.000
402	06	03	00	Tintas, pinturas y colorantes	18.000	0	0	0	0	0	18.000
402	07	00	00	Productos minerales no metálicos	6.000	0	0	0	0	0	6.000
402	07	04	00	Cemento, cal y yeso	6.000	0	0	0	0	0	6.000
402	10	00	00	Productos varios y útiles diversos	7.800	0	0	0	0	0	7.800
402	10	02	00	Materiales y útiles de limpieza y aseo	600	0	0	0	0	0	600
402	10	08	00	Materiales para equipos de computación	1.200	0	0	0	0	0	1.200
402	10	11	00	Materiales eléctricos	6.000	0	0	0	0	0	6.000
402	99	00	00	Otros materiales y suministros	1.200	0	0	0	0	0	1.200
402	99	01	00	Otros materiales y suministros	1.200	0	0	0	0	0	1.200
403	**00**	**00**	**00**	**Servicios no personales**	**183.000**	**0**	**0**	**0**	**0**	0	**183.000**
403	06	00	00	Servicios de transporte y almacenaje	1.800	0	0	0	0	0	1.800
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.800	0	0	0	0	0	1.800
403	07	00	00	Servicios de información, impresión y relaciones públicas	24.600	0	0	0	0	0	24.600
403	07	02	00	Imprenta y reproducción	6.000	0	0	0	0	0	6.000
403	07	03	00	Relaciones sociales	18.000	0	0	0	0	0	18.000
403	07	04	00	Avisos	600	0	0	0	0	0	600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119494 600066000 CREACIÓN DE PROGRAMAS DE ESTUDIOS DE MAESTRÍAS Y LA AMPLIACIÓN DE LA OFERTA ACADÉMICA DEL POSTGRADO

OBJETIVO DEL PROYECTO: EJECUTAR LOS PROGRAMAS DE ESTUDIOS DE POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: PROGRAMA **META:** 3

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600066004 DISEÑAR NUEVOS CURSOS DE AMPLIACIÓN Y MEJORAMIENTO PROFESIONAL

UNIDAD DE MEDIDA: CURSO **META:** 25

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO Y ADIESTRAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	78.000	0	0	0	0	0	78.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
403	09	02	00	Viáticos y pasajes fuera del país	18.000	0	0	0	0	0	18.000
403	10	00	00	Servicios profesionales y técnicos	27.000	0	0	0	0	0	27.000
403	10	03	00	Servicios de procesamiento de datos	12.000	0	0	0	0	0	12.000
403	10	99	00	Otros servicios profesionales y técnicos	15.000	0	0	0	0	0	15.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.600	0	0	0	0	0	3.600
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.200	0	0	0	0	0	1.200
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.200	0	0	0	0	0	1.200
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.200	0	0	0	0	0	1.200
403	12	00	00	Conservación y reparaciones menores de obras	12.000	0	0	0	0	0	12.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	12.000	0	0	0	0	0	12.000
403	18	00	00	Impuestos indirectos	18.000	0	0	0	0	0	18.000
403	18	01	00	Impuesto al valor agregado	18.000	0	0	0	0	0	18.000
403	99	00	00	Otros servicios no personales	18.000	0	0	0	0	0	18.000
403	99	01	00	Otros servicios no personales	18.000	0	0	0	0	0	18.000
404	**00**	**00**	**00**	**Activos reales**	**67.200**	**0**	**0**	**0**	**0**	0	**67.200**
404	01	00	00	Repuestos y reparaciones mayores	8.700	0	0	0	0	0	8.700
404	01	01	00	Repuestos mayores	8.700	0	0	0	0	0	8.700
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	2.700	0	0	0	0	0	2.700
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	6.000	0	0	0	0	0	6.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	6.300	0	0	0	0	0	6.300
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.300	0	0	0	0	0	3.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119494 600066000 CREACIÓN DE PROGRAMAS DE ESTUDIOS DE MAESTRÍAS Y LA AMPLIACIÓN DE LA OFERTA ACADÉMICA DEL POSTGRADO

OBJETIVO DEL PROYECTO: EJECUTAR LOS PROGRAMAS DE ESTUDIOS DE POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: PROGRAMA **META:** 3

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600066004 DISEÑAR NUEVOS CURSOS DE AMPLIACIÓN Y MEJORAMIENTO PROFESIONAL

UNIDAD DE MEDIDA: CURSO **META:** 25

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO Y ADIESTRAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	05	00	Maquinaria y equipos industriales y de taller	3.000	0	0	0	0	0	3.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	600	0	0	0	0	0	600
404	05	01	00	Equipos de telecomunicaciones	600	0	0	0	0	0	600
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	9.600	0	0	0	0	0	9.600
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.000	0	0	0	0	0	6.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	3.600	0	0	0	0	0	3.600
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	42.000	0	0	0	0	0	42.000
404	09	02	00	Equipos de computación	18.000	0	0	0	0	0	18.000
404	09	03	00	Mobiliario y equipos de alojamiento	12.000	0	0	0	0	0	12.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	12.000	0	0	0	0	0	12.000
				Totales	**308.400**	**0**	**0**	**0**	**0**	0	**308.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119666 600067000 CONSOLIDACIÓN Y MEJORAMIENTO DEL PROCESO PRESUPUESTARIO PÚBLICO NACIONAL

OBJETIVO DEL PROYECTO: MEJORAR EL PROCESO DE ELABORACIÓN DE PRESUPUESTO POR PROYECTOS, CON UNA ESTRUCTURA METODOLÓGICA Y JURÍDICA EFICIENTE Y EFICAZ

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 250

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**119.783.572**	**0**	**0**	**0**	**0**	**0**	**119.783.572**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.463.043	0	0	0	0	0	10.463.043
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.673.293	0	0	0	0	0	7.673.293
401	01	03	00	Suplencias a empleados	250.000	0	0	0	0	0	250.000
401	01	18	00	Remuneraciones al personal contratado	2.520.000	0	0	0	0	0	2.520.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	19.750	0	0	0	0	0	19.750
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.776.790	0	0	0	0	0	3.776.790
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.776.790	0	0	0	0	0	3.776.790
401	03	00	00	Primas	9.420.723	0	0	0	0	0	9.420.723
401	03	02	00	Primas de transporte a empleados	1.652.400	0	0	0	0	0	1.652.400
401	03	08	00	Primas de profesionalización a empleados	1.140.927	0	0	0	0	0	1.140.927
401	03	09	00	Primas por antigüedad a empleados	2.284.085	0	0	0	0	0	2.284.085
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.892.269	0	0	0	0	0	2.892.269
401	03	41	00	Primas por antigüedad al personal contratado	63.000	0	0	0	0	0	63.000
401	03	97	00	Otras primas a empleados	1.388.042	0	0	0	0	0	1.388.042
401	04	00	00	Complementos de sueldos y salarios	924.281	0	0	0	0	0	924.281
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	884.281	0	0	0	0	0	884.281
401	04	03	00	Complemento a empleados por gastos de alimentación	40.000	0	0	0	0	0	40.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	22.482.211	0	0	0	0	0	22.482.211
401	05	01	00	Aguinaldos a empleados	11.308.819	0	0	0	0	0	11.308.819
401	05	03	00	Bono vacacional a empleados	5.779.392	0	0	0	0	0	5.779.392
401	05	07	00	Aguinaldos al personal contratado	2.800.000	0	0	0	0	0	2.800.000
401	05	08	00	Bono vacacional al personal contratado	2.594.000	0	0	0	0	0	2.594.000
401	06	00	00	Aportes patronales y legales	3.454.602	0	0	0	0	0	3.454.602
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.068.166	0	0	0	0	0	2.068.166
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	597.470	0	0	0	0	0	597.470
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	390.653	0	0	0	0	0	390.653
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	398.313	0	0	0	0	0	398.313

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119666 600067000 CONSOLIDACIÓN Y MEJORAMIENTO DEL PROCESO PRESUPUESTARIO PÚBLICO NACIONAL

OBJETIVO DEL PROYECTO: MEJORAR EL PROCESO DE ELABORACIÓN DE PRESUPUESTO POR PROYECTOS, CON UNA ESTRUCTURA METODOLÓGICA Y JURÍDICA EFICIENTE Y EFICAZ

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 250

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	22.125.984	0	0	0	0	0	22.125.984
401	07	01	00	Capacitación y adiestramiento a empleados	92.400	0	0	0	0	0	92.400
401	07	02	00	Becas a empleados	1.031.400	0	0	0	0	0	1.031.400
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	0	1.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.541.094	0	0	0	0	0	4.541.094
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	15.691.480	0	0	0	0	0	15.691.480
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	315.000	0	0	0	0	0	315.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	272.610	0	0	0	0	0	272.610
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	180.000	0	0	0	0	0	180.000
401	08	00	00	Prestaciones sociales e indemnizaciones	17.381.098	0	0	0	0	0	17.381.098
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	14.765.098	0	0	0	0	0	14.765.098
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.616.000	0	0	0	0	0	2.616.000
401	96	00	00	Otros gastos del personal empleado	29.754.840	0	0	0	0	0	29.754.840
401	96	01	00	Otros gastos del personal empleado	29.754.840	0	0	0	0	0	29.754.840
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.973.964**	**0**	**0**	**0**	**0**	**0**	**2.973.964**
402	01	00	00	Productos alimenticios y agropecuarios	191.504	0	0	0	0	0	191.504
402	01	01	00	Alimentos y bebidas para personas	191.504	0	0	0	0	0	191.504
402	03	00	00	Textiles y vestuarios	115.000	0	0	0	0	0	115.000
402	03	01	00	Textiles	15.000	0	0	0	0	0	15.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	0	100.000
402	04	00	00	Productos de cuero y caucho	160.000	0	0	0	0	0	160.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	64.000	0	0	0	0	0	64.000
402	04	03	00	Cauchos y tripas para vehículos	96.000	0	0	0	0	0	96.000
402	05	00	00	Productos de papel, cartón e impresos	918.009	0	0	0	0	0	918.009
402	05	01	00	Pulpa de madera, papel y cartón	150.000	0	0	0	0	0	150.000
402	05	02	00	Envases y cajas de papel y cartón	67.400	0	0	0	0	0	67.400
402	05	03	00	Productos de papel y cartón para oficina	130.000	0	0	0	0	0	130.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119666 600067000 CONSOLIDACIÓN Y MEJORAMIENTO DEL PROCESO PRESUPUESTARIO PÚBLICO NACIONAL

OBJETIVO DEL PROYECTO: MEJORAR EL PROCESO DE ELABORACIÓN DE PRESUPUESTO POR PROYECTOS, CON UNA ESTRUCTURA METODOLÓGICA Y JURÍDICA EFICIENTE Y EFICAZ

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 250

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	04	00	Libros, revistas y periódicos	50.609	0	0	0	0	0	50.609
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	520.000	0	0	0	0	0	520.000
402	06	00	00	Productos químicos y derivados	269.600	0	0	0	0	0	269.600
402	06	02	00	Abonos, plaguicidas y otros	600	0	0	0	0	0	600
402	06	03	00	Tintas, pinturas y colorantes	200.000	0	0	0	0	0	200.000
402	06	04	00	Productos farmacéuticos y medicamentos	5.000	0	0	0	0	0	5.000
402	06	05	00	Productos de tocador	6.000	0	0	0	0	0	6.000
402	06	06	00	Combustibles y lubricantes	3.000	0	0	0	0	0	3.000
402	06	08	00	Productos plásticos	45.000	0	0	0	0	0	45.000
402	06	99	00	Otros productos de la industria química y conexos	10.000	0	0	0	0	0	10.000
402	07	00	00	Productos minerales no metálicos	2.000	0	0	0	0	0	2.000
402	07	02	00	Vidrios y productos de vidrio	1.000	0	0	0	0	0	1.000
402	07	99	00	Otros productos minerales no metálicos	1.000	0	0	0	0	0	1.000
402	08	00	00	Productos metálicos	115.211	0	0	0	0	0	115.211
402	08	01	00	Productos primarios de hierro y acero	2.500	0	0	0	0	0	2.500
402	08	02	00	Productos de metales no ferrosos	6.000	0	0	0	0	0	6.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	18.711	0	0	0	0	0	18.711
402	08	04	00	Productos metálicos estructurales	2.000	0	0	0	0	0	2.000
402	08	07	00	Material de señalamiento	2.000	0	0	0	0	0	2.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	24.000	0	0	0	0	0	24.000
402	08	99	00	Otros productos metálicos	60.000	0	0	0	0	0	60.000
402	09	00	00	Productos de madera	6.600	0	0	0	0	0	6.600
402	09	01	00	Productos primarios de madera	6.600	0	0	0	0	0	6.600
402	10	00	00	Productos varios y útiles diversos	1.143.105	0	0	0	0	0	1.143.105
402	10	01	00	Artículos de deporte, recreación y juguetes	161.429	0	0	0	0	0	161.429
402	10	02	00	Materiales y útiles de limpieza y aseo	21.100	0	0	0	0	0	21.100
402	10	03	00	Utensilios de cocina y comedor	8.240	0	0	0	0	0	8.240
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	42.000	0	0	0	0	0	42.000
402	10	06	00	Condecoraciones, ofrendas y similares	78.504	0	0	0	0	0	78.504

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119666 600067000 CONSOLIDACIÓN Y MEJORAMIENTO DEL PROCESO PRESUPUESTARIO PÚBLICO NACIONAL

OBJETIVO DEL PROYECTO: MEJORAR EL PROCESO DE ELABORACIÓN DE PRESUPUESTO POR PROYECTOS, CON UNA ESTRUCTURA METODOLÓGICA Y JURÍDICA EFICIENTE Y EFICAZ

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 250

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	60.600	0	0	0	0	0	60.600
402	10	08	00	Materiales para equipos de computación	500.000	0	0	0	0	0	500.000
402	10	09	00	Especies timbradas y valores	360	0	0	0	0	0	360
402	10	11	00	Materiales eléctricos	20.436	0	0	0	0	0	20.436
402	10	12	00	Materiales para instalaciones sanitarias	70.436	0	0	0	0	0	70.436
402	10	99	00	Otros productos y útiles diversos	180.000	0	0	0	0	0	180.000
402	99	00	00	Otros materiales y suministros	52.935	0	0	0	0	0	52.935
402	99	01	00	Otros materiales y suministros	52.935	0	0	0	0	0	52.935
403	**00**	**00**	**00**	**Servicios no personales**	**7.104.400**	**0**	**0**	**0**	**0**	**0**	**7.104.400**
403	01	00	00	Alquileres de inmuebles	50.000	0	0	0	0	0	50.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	50.000	0	0	0	0	0	50.000
403	02	00	00	Alquileres de maquinaria y equipos	1.150.000	0	0	0	0	0	1.150.000
403	02	99	00	Alquileres de otras maquinaria y equipos	1.150.000	0	0	0	0	0	1.150.000
403	04	00	00	Servicios básicos	472.000	0	0	0	0	0	472.000
403	04	04	00	Teléfonos	153.000	0	0	0	0	0	153.000
403	04	05	00	Servicio de comunicaciones	319.000	0	0	0	0	0	319.000
403	06	00	00	Servicios de transporte y almacenaje	22.580	0	0	0	0	0	22.580
403	06	01	00	Fletes y embalajes	10.000	0	0	0	0	0	10.000
403	06	04	00	Peaje	100	0	0	0	0	0	100
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	12.480	0	0	0	0	0	12.480
403	07	00	00	Servicios de información, impresión y relaciones públicas	340.000	0	0	0	0	0	340.000
403	07	02	00	Imprenta y reproducción	70.000	0	0	0	0	0	70.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	07	04	00	Avisos	70.000	0	0	0	0	0	70.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	127.000	0	0	0	0	0	127.000
403	08	01	00	Primas y gastos de seguros	120.000	0	0	0	0	0	120.000
403	08	02	00	Comisiones y gastos bancarios	7.000	0	0	0	0	0	7.000
403	09	00	00	Viáticos y pasajes	150.000	0	0	0	0	0	150.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119666 600067000 CONSOLIDACIÓN Y MEJORAMIENTO DEL PROCESO PRESUPUESTARIO PÚBLICO NACIONAL

OBJETIVO DEL PROYECTO: MEJORAR EL PROCESO DE ELABORACIÓN DE PRESUPUESTO POR PROYECTOS, CON UNA ESTRUCTURA METODOLÓGICA Y JURÍDICA EFICIENTE Y EFICAZ

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 250

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	80.000	0	0	0	0	0	80.000
403	09	03	00	Asignación por kilómetros recorridos	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	1.907.993	0	0	0	0	0	1.907.993
403	10	03	00	Servicios de procesamiento de datos	1.000.000	0	0	0	0	0	1.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	502.993	0	0	0	0	0	502.993
403	10	09	00	Servicios de lavandería y tintorería	10.000	0	0	0	0	0	10.000
403	10	11	00	Servicios para la elaboración y suministro de comida	250.000	0	0	0	0	0	250.000
403	10	99	00	Otros servicios profesionales y técnicos	145.000	0	0	0	0	0	145.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	489.415	0	0	0	0	0	489.415
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	250.000	0	0	0	0	0	250.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	154.415	0	0	0	0	0	154.415
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	35.000	0	0	0	0	0	35.000
403	12	00	00	Conservación y reparaciones menores de obras	326.968	0	0	0	0	0	326.968
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	326.968	0	0	0	0	0	326.968
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	418.500	0	0	0	0	0	418.500
403	16	01	00	Servicios de diversión, esparcimiento y culturales	418.500	0	0	0	0	0	418.500
403	18	00	00	Impuestos indirectos	1.194.944	0	0	0	0	0	1.194.944
403	18	01	00	Impuesto al valor agregado	1.194.944	0	0	0	0	0	1.194.944
403	99	00	00	Otros servicios no personales	450.000	0	0	0	0	0	450.000
403	99	01	00	Otros servicios no personales	450.000	0	0	0	0	0	450.000
404	**00**	**00**	**00**	**Activos reales**	**5.078.000**	**0**	**0**	**0**	**0**	**0**	**5.078.000**
404	01	00	00	Repuestos y reparaciones mayores	65.000	0	0	0	0	0	65.000
404	01	01	00	Repuestos mayores	65.000	0	0	0	0	0	65.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	35.000	0	0	0	0	0	35.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119666 600067000 CONSOLIDACIÓN Y MEJORAMIENTO DEL PROCESO PRESUPUESTARIO PÚBLICO NACIONAL

OBJETIVO DEL PROYECTO: MEJORAR EL PROCESO DE ELABORACIÓN DE PRESUPUESTO POR PROYECTOS, CON UNA ESTRUCTURA METODOLÓGICA Y JURÍDICA EFICIENTE Y EFICAZ

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 250

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	400.000	0	0	0	0	0	400.000
404	05	01	00	Equipos de telecomunicaciones	400.000	0	0	0	0	0	400.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	0	20.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	20.000	0	0	0	0	0	20.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.093.000	0	0	0	0	0	4.093.000
404	09	01	00	Mobiliario y equipos de oficina	500.000	0	0	0	0	0	500.000
404	09	02	00	Equipos de computación	3.493.000	0	0	0	0	0	3.493.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
404	12	00	00	Activos intangibles	500.000	0	0	0	0	0	500.000
404	12	04	00	Paquetes y programas de computación	500.000	0	0	0	0	0	500.000
				Totales	**134.939.936**	**0**	**0**	**0**	**0**	**0**	**134.939.936**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119666 600067000 CONSOLIDACIÓN Y MEJORAMIENTO DEL PROCESO PRESUPUESTARIO PÚBLICO NACIONAL

OBJETIVO DEL PROYECTO: MEJORAR EL PROCESO DE ELABORACIÓN DE PRESUPUESTO POR PROYECTOS, CON UNA ESTRUCTURA METODOLÓGICA Y JURÍDICA EFICIENTE Y EFICAZ

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 250

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119666 600067000 CONSOLIDACIÓN Y MEJORAMIENTO DEL PROCESO PRESUPUESTARIO PÚBLICO NACIONAL

OBJETIVO DEL PROYECTO: MEJORAR EL PROCESO DE ELABORACIÓN DE PRESUPUESTO POR PROYECTOS, CON UNA ESTRUCTURA METODOLÓGICA Y JURÍDICA EFICIENTE Y EFICAZ

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 250

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600067001 ASESORÍAS Y OPINIONES TÉCNICAS, ACTUALIZACIÓN METODOLÓGICA, EJECUCIÓN DE MODELOS PROPIOS, QUE PERMITEN LA VALORACIÓN DEL PRESUPUESTO DE LA REPÚBLICA Y DE SUS EFECTOS SOBRE LA ECONOMÍA NACIONAL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 143

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ESTUDIOS Y RECURSOS ECONÓMICOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.792.334**	**0**	**0**	**0**	**0**	**0**	**8.792.334**
401	01	00	00	Sueldos, salarios y otras retribuciones	661.837	0	0	0	0	0	661.837
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	641.837	0	0	0	0	0	641.837
401	01	03	00	Suplencias a empleados	20.000	0	0	0	0	0	20.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	366.925	0	0	0	0	0	366.925
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	366.925	0	0	0	0	0	366.925
401	03	00	00	Primas	1.006.794	0	0	0	0	0	1.006.794
401	03	02	00	Primas de transporte a empleados	158.400	0	0	0	0	0	158.400
401	03	08	00	Primas de profesionalización a empleados	133.256	0	0	0	0	0	133.256
401	03	09	00	Primas por antigüedad a empleados	150.480	0	0	0	0	0	150.480
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	408.894	0	0	0	0	0	408.894
401	03	97	00	Otras primas a empleados	155.764	0	0	0	0	0	155.764
401	04	00	00	Complementos de sueldos y salarios	304.760	0	0	0	0	0	304.760
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	294.760	0	0	0	0	0	294.760
401	04	03	00	Complemento a empleados por gastos de alimentación	10.000	0	0	0	0	0	10.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.420.796	0	0	0	0	0	1.420.796
401	05	01	00	Aguinaldos a empleados	1.299.134	0	0	0	0	0	1.299.134
401	05	03	00	Bono vacacional a empleados	121.662	0	0	0	0	0	121.662
401	06	00	00	Aportes patronales y legales	306.135	0	0	0	0	0	306.135
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	183.274	0	0	0	0	0	183.274
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	52.946	0	0	0	0	0	52.946
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	34.618	0	0	0	0	0	34.618
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	35.297	0	0	0	0	0	35.297
401	07	00	00	Asistencia socio-económica	452.949	0	0	0	0	0	452.949

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119666 600067000 CONSOLIDACIÓN Y MEJORAMIENTO DEL PROCESO PRESUPUESTARIO PÚBLICO NACIONAL

OBJETIVO DEL PROYECTO: MEJORAR EL PROCESO DE ELABORACIÓN DE PRESUPUESTO POR PROYECTOS, CON UNA ESTRUCTURA METODOLÓGICA Y JURÍDICA EFICIENTE Y EFICAZ

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 250

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600067001 ASESORÍAS Y OPINIONES TÉCNICAS, ACTUALIZACIÓN METODOLÓGICA, EJECUCIÓN DE MODELOS PROPIOS, QUE PERMITEN LA VALORACIÓN DEL PRESUPUESTO DE LA REPÚBLICA Y DE SUS EFECTOS SOBRE LA ECONOMÍA NACIONAL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 143

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ESTUDIOS Y RECURSOS ECONÓMICOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	452.949	0	0	0	0	0	452.949
401	08	00	00	Prestaciones sociales e indemnizaciones	1.497.229	0	0	0	0	0	1.497.229
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.497.229	0	0	0	0	0	1.497.229
401	96	00	00	Otros gastos del personal empleado	2.774.909	0	0	0	0	0	2.774.909
401	96	01	00	Otros gastos del personal empleado	2.774.909	0	0	0	0	0	2.774.909
403	**00**	**00**	**00**	**Servicios no personales**	**81.360**	**0**	**0**	**0**	**0**	0	**81.360**
403	10	00	00	Servicios profesionales y técnicos	78.000	0	0	0	0	0	78.000
403	10	07	00	Servicios de capacitación y adiestramiento	78.000	0	0	0	0	0	78.000
403	18	00	00	Impuestos indirectos	3.360	0	0	0	0	0	3.360
403	18	01	00	Impuesto al valor agregado	3.360	0	0	0	0	0	3.360
				Totales	**8.873.694**	**0**	**0**	**0**	**0**	0	**8.873.694**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119666 600067000 CONSOLIDACIÓN Y MEJORAMIENTO DEL PROCESO PRESUPUESTARIO PÚBLICO NACIONAL

OBJETIVO DEL PROYECTO: MEJORAR EL PROCESO DE ELABORACIÓN DE PRESUPUESTO POR PROYECTOS, CON UNA ESTRUCTURA METODOLÓGICA Y JURÍDICA EFICIENTE Y EFICAZ

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 250

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600067002 FORTALECIMIENTO DEL MARCO LEGAL QUE RIGE EL PROCESO PRESUPUESTARIO NACIONAL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 22.909

RESPONSABLE/EJECUTOR: CONSULTORÍA JURIDICA, DIRECCIÓN DE INFORMÁTICA, DIRECCIONES GENERALES DE: SECRETARÍA TÉCNICA, PLANIFICACIÓN, EVALUACIÓN Y SEGUIMIENTO, ÁREA PRODUCTIVA Y FINANCIERA, ÁREA SOCIAL Y GESTIÓN SUPERIOR DE ESTADO, ÁREA DE PRESUPUESTOS REGIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**71.585.218**	**0**	**0**	**0**	**0**	0	**71.585.218**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.287.791	0	0	0	0	0	6.287.791
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.107.791	0	0	0	0	0	6.107.791
401	01	03	00	Suplencias a empleados	180.000	0	0	0	0	0	180.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.053.205	0	0	0	0	0	3.053.205
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.053.205	0	0	0	0	0	3.053.205
401	03	00	00	Primas	6.836.875	0	0	0	0	0	6.836.875
401	03	02	00	Primas de transporte a empleados	1.316.400	0	0	0	0	0	1.316.400
401	03	08	00	Primas de profesionalización a empleados	869.121	0	0	0	0	0	869.121
401	03	09	00	Primas por antigüedad a empleados	1.438.052	0	0	0	0	0	1.438.052
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.165.530	0	0	0	0	0	2.165.530
401	03	97	00	Otras primas a empleados	1.047.772	0	0	0	0	0	1.047.772
401	04	00	00	Complementos de sueldos y salarios	413.014	0	0	0	0	0	413.014
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	393.014	0	0	0	0	0	393.014
401	04	03	00	Complemento a empleados por gastos de alimentación	20.000	0	0	0	0	0	20.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	13.858.497	0	0	0	0	0	13.858.497
401	05	01	00	Aguinaldos a empleados	8.365.314	0	0	0	0	0	8.365.314
401	05	03	00	Bono vacacional a empleados	5.493.183	0	0	0	0	0	5.493.183
401	06	00	00	Aportes patronales y legales	2.599.072	0	0	0	0	0	2.599.072
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.555.986	0	0	0	0	0	1.555.986
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	449.507	0	0	0	0	0	449.507
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	293.908	0	0	0	0	0	293.908

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119666 600067000 CONSOLIDACIÓN Y MEJORAMIENTO DEL PROCESO PRESUPUESTARIO PÚBLICO NACIONAL

OBJETIVO DEL PROYECTO: MEJORAR EL PROCESO DE ELABORACIÓN DE PRESUPUESTO POR PROYECTOS, CON UNA ESTRUCTURA METODOLÓGICA Y JURÍDICA EFICIENTE Y EFICAZ

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 250

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600067002 FORTALECIMIENTO DEL MARCO LEGAL QUE RIGE EL PROCESO PRESUPUESTARIO NACIONAL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 22.909

RESPONSABLE/EJECUTOR: CONSULTORÍA JURIDICA, DIRECCIÓN DE INFORMÁTICA, DIRECCIONES GENERALES DE: SECRETARÍA TÉCNICA, PLANIFICACIÓN, EVALUACIÓN Y SEGUIMIENTO, ÁREA PRODUCTIVA Y FINANCIERA, ÁREA SOCIAL Y GESTIÓN SUPERIOR DE ESTADO, ÁREA DE PRESUPUESTOS REGIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	299.671	0	0	0	0	0	299.671
401	07	00	00	Asistencia socio-económica	3.101.000	0	0	0	0	0	3.101.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.101.000	0	0	0	0	0	3.101.000
401	08	00	00	Prestaciones sociales e indemnizaciones	11.394.713	0	0	0	0	0	11.394.713
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	11.394.713	0	0	0	0	0	11.394.713
401	96	00	00	Otros gastos del personal empleado	24.041.051	0	0	0	0	0	24.041.051
401	96	01	00	Otros gastos del personal empleado	24.041.051	0	0	0	0	0	24.041.051
403	**00**	**00**	**00**	**Servicios no personales**	**125.992**	**0**	**0**	**0**	**0**	0	**125.992**
403	10	00	00	Servicios profesionales y técnicos	104.993	0	0	0	0	0	104.993
403	10	07	00	Servicios de capacitación y adiestramiento	104.993	0	0	0	0	0	104.993
403	18	00	00	Impuestos indirectos	20.999	0	0	0	0	0	20.999
403	18	01	00	Impuesto al valor agregado	20.999	0	0	0	0	0	20.999
				Totales	**71.711.210**	**0**	**0**	**0**	**0**	0	**71.711.210**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119666 600067000 CONSOLIDACIÓN Y MEJORAMIENTO DEL PROCESO PRESUPUESTARIO PÚBLICO NACIONAL

OBJETIVO DEL PROYECTO: MEJORAR EL PROCESO DE ELABORACIÓN DE PRESUPUESTO POR PROYECTOS, CON UNA ESTRUCTURA METODOLÓGICA Y JURÍDICA EFICIENTE Y EFICAZ

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 250

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600067003 CAPACITACIÓN TÉCNICA A LOS SERVIDORES DE LA ADMINISTRACION PÚBLICA NACIONAL EN MATERIA PRESUPUESTARIA POR PROYECTOS Y ACCIONES CENTRALIZADAS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 432

RESPONSABLE/EJECUTOR: DIRECCIONES GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**220.400**	**0**	**0**	**0**	**0**	0	**220.400**
403	10	00	00	Servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	20.400	0	0	0	0	0	20.400
403	18	01	00	Impuesto al valor agregado	20.400	0	0	0	0	0	20.400
				Totales	**220.400**	**0**	**0**	**0**	**0**	0	**220.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119666 600067000 CONSOLIDACIÓN Y MEJORAMIENTO DEL PROCESO PRESUPUESTARIO PÚBLICO NACIONAL

OBJETIVO DEL PROYECTO: MEJORAR EL PROCESO DE ELABORACIÓN DE PRESUPUESTO POR PROYECTOS, CON UNA ESTRUCTURA METODOLÓGICA Y JURÍDICA EFICIENTE Y EFICAZ

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 250

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600067004 GESTIÓN ADMINISTRATIVA Y FINANCIERA DE LOS RECURSOS DEL PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 271

RESPONSABLE/EJECUTOR: JEFATURA Y DIRECCIÓN GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**39.406.020**	**0**	**0**	**0**	**0**	0	**39.406.020**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.513.415	0	0	0	0	0	3.513.415
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	923.665	0	0	0	0	0	923.665
401	01	03	00	Suplencias a empleados	50.000	0	0	0	0	0	50.000
401	01	18	00	Remuneraciones al personal contratado	2.520.000	0	0	0	0	0	2.520.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	19.750	0	0	0	0	0	19.750
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	356.660	0	0	0	0	0	356.660
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	356.660	0	0	0	0	0	356.660
401	03	00	00	Primas	1.577.054	0	0	0	0	0	1.577.054
401	03	02	00	Primas de transporte a empleados	177.600	0	0	0	0	0	177.600
401	03	06	00	Primas de profesionalización a empleados	138.550	0	0	0	0	0	138.550
401	03	09	00	Primas por antigüedad a empleados	695.553	0	0	0	0	0	695.553
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	317.845	0	0	0	0	0	317.845
401	03	41	00	Primas por antigüedad al personal contratado	63.000	0	0	0	0	0	63.000
401	03	97	00	Otras primas a empleados	184.506	0	0	0	0	0	184.506
401	04	00	00	Complementos de sueldos y salarios	206.507	0	0	0	0	0	206.507
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	196.507	0	0	0	0	0	196.507
401	04	03	00	Complemento a empleados por gastos de alimentación	10.000	0	0	0	0	0	10.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.202.918	0	0	0	0	0	7.202.918
401	05	01	00	Aguinaldos a empleados	1.644.371	0	0	0	0	0	1.644.371
401	05	03	00	Bono vacacional a empleados	164.547	0	0	0	0	0	164.547
401	05	07	00	Aguinaldos al personal contratado	2.800.000	0	0	0	0	0	2.800.000
401	05	08	00	Bono vacacional al personal contratado	2.594.000	0	0	0	0	0	2.594.000
401	06	00	00	Aportes patronales y legales	549.395	0	0	0	0	0	549.395

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119666 600067000 CONSOLIDACIÓN Y MEJORAMIENTO DEL PROCESO PRESUPUESTARIO PÚBLICO NACIONAL

OBJETIVO DEL PROYECTO: MEJORAR EL PROCESO DE ELABORACIÓN DE PRESUPUESTO POR PROYECTOS, CON UNA ESTRUCTURA METODOLÓGICA Y JURÍDICA EFICIENTE Y EFICAZ

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 250

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600067004 GESTIÓN ADMINISTRATIVA Y FINANCIERA DE LOS RECURSOS DEL PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 271

RESPONSABLE/EJECUTOR: JEFATURA Y DIRECCIÓN GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	328.906	0	0	0	0	0	328.906
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	95.017	0	0	0	0	0	95.017
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	62.127	0	0	0	0	0	62.127
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	63.345	0	0	0	0	0	63.345
401	07	00	00	Asistencia socio-económica	18.572.035	0	0	0	0	0	18.572.035
401	07	01	00	Capacitación y adiestramiento a empleados	92.400	0	0	0	0	0	92.400
401	07	02	00	Becas a empleados	1.031.400	0	0	0	0	0	1.031.400
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	0	1.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	987.145	0	0	0	0	0	987.145
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	15.691.480	0	0	0	0	0	15.691.480
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	315.000	0	0	0	0	0	315.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	272.610	0	0	0	0	0	272.610
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	180.000	0	0	0	0	0	180.000
401	08	00	00	Prestaciones sociales e indemnizaciones	4.489.156	0	0	0	0	0	4.489.156
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.873.156	0	0	0	0	0	1.873.156
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.616.000	0	0	0	0	0	2.616.000
401	96	00	00	Otros gastos del personal empleado	2.938.880	0	0	0	0	0	2.938.880
401	96	01	00	Otros gastos del personal empleado	2.938.880	0	0	0	0	0	2.938.880
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.973.964**	**0**	**0**	**0**	**0**	0	**2.973.964**
402	01	00	00	Productos alimenticios y agropecuarios	191.504	0	0	0	0	0	191.504
402	01	01	00	Alimentos y bebidas para personas	191.504	0	0	0	0	0	191.504
402	03	00	00	Textiles y vestuarios	115.000	0	0	0	0	0	115.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119666 600067000 CONSOLIDACIÓN Y MEJORAMIENTO DEL PROCESO PRESUPUESTARIO PÚBLICO NACIONAL

OBJETIVO DEL PROYECTO: MEJORAR EL PROCESO DE ELABORACIÓN DE PRESUPUESTO POR PROYECTOS, CON UNA ESTRUCTURA METODOLÓGICA Y JURÍDICA EFICIENTE Y EFICAZ

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 250

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600067004 GESTIÓN ADMINISTRATIVA Y FINANCIERA DE LOS RECURSOS DEL PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 271

RESPONSABLE/EJECUTOR: JEFATURA Y DIRECCIÓN GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	15.000	0	0	0	0	0	15.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	0	100.000
402	04	00	00	Productos de cuero y caucho	160.000	0	0	0	0	0	160.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	64.000	0	0	0	0	0	64.000
402	04	03	00	Cauchos y tripas para vehículos	96.000	0	0	0	0	0	96.000
402	05	00	00	Productos de papel, cartón e impresos	918.009	0	0	0	0	0	918.009
402	05	01	00	Pulpa de madera, papel y cartón	150.000	0	0	0	0	0	150.000
402	05	02	00	Envases y cajas de papel y cartón	67.400	0	0	0	0	0	67.400
402	05	03	00	Productos de papel y cartón para oficina	130.000	0	0	0	0	0	130.000
402	05	04	00	Libros, revistas y periódicos	50.609	0	0	0	0	0	50.609
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	520.000	0	0	0	0	0	520.000
402	06	00	00	Productos químicos y derivados	269.600	0	0	0	0	0	269.600
402	06	02	00	Abonos, plaguicidas y otros	600	0	0	0	0	0	600
402	06	03	00	Tintas, pinturas y colorantes	200.000	0	0	0	0	0	200.000
402	06	04	00	Productos farmacéuticos y medicamentos	5.000	0	0	0	0	0	5.000
402	06	05	00	Productos de tocador	6.000	0	0	0	0	0	6.000
402	06	06	00	Combustibles y lubricantes	3.000	0	0	0	0	0	3.000
402	06	08	00	Productos plásticos	45.000	0	0	0	0	0	45.000
402	06	99	00	Otros productos de la industria química y conexos	10.000	0	0	0	0	0	10.000
402	07	00	00	Productos minerales no metálicos	2.000	0	0	0	0	0	2.000
402	07	02	00	Vidrios y productos de vidrio	1.000	0	0	0	0	0	1.000
402	07	99	00	Otros productos minerales no metálicos	1.000	0	0	0	0	0	1.000
402	08	00	00	Productos metálicos	115.211	0	0	0	0	0	115.211
402	08	01	00	Productos primarios de hierro y acero	2.500	0	0	0	0	0	2.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119666 600067000 CONSOLIDACIÓN Y MEJORAMIENTO DEL PROCESO PRESUPUESTARIO PÚBLICO NACIONAL

OBJETIVO DEL PROYECTO: MEJORAR EL PROCESO DE ELABORACIÓN DE PRESUPUESTO POR PROYECTOS, CON UNA ESTRUCTURA METODOLÓGICA Y JURÍDICA EFICIENTE Y EFICAZ

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 250

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600067004 GESTIÓN ADMINISTRATIVA Y FINANCIERA DE LOS RECURSOS DEL PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 271

RESPONSABLE/EJECUTOR: JEFATURA Y DIRECCIÓN GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	02	00	Productos de metales no ferrosos	6.000	0	0	0	0	0	6.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	18.711	0	0	0	0	0	18.711
402	08	04	00	Productos metálicos estructurales	2.000	0	0	0	0	0	2.000
402	08	07	00	Material de señalamiento	2.000	0	0	0	0	0	2.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	24.000	0	0	0	0	0	24.000
402	08	99	00	Otros productos metálicos	60.000	0	0	0	0	0	60.000
402	09	00	00	Productos de madera	6.600	0	0	0	0	0	6.600
402	09	01	00	Productos primarios de madera	6.600	0	0	0	0	0	6.600
402	10	00	00	Productos varios y útiles diversos	1.143.105	0	0	0	0	0	1.143.105
402	10	01	00	Artículos de deporte, recreación y juguetes	161.429	0	0	0	0	0	161.429
402	10	02	00	Materiales y útiles de limpieza y aseo	21.100	0	0	0	0	0	21.100
402	10	03	00	Utensilios de cocina y comedor	8.240	0	0	0	0	0	8.240
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	42.000	0	0	0	0	0	42.000
402	10	06	00	Condecoraciones, ofrendas y similares	78.504	0	0	0	0	0	78.504
402	10	07	00	Productos de seguridad en el trabajo	60.600	0	0	0	0	0	60.600
402	10	08	00	Materiales para equipos de computación	500.000	0	0	0	0	0	500.000
402	10	09	00	Especies timbradas y valores	360	0	0	0	0	0	360
402	10	11	00	Materiales eléctricos	20.436	0	0	0	0	0	20.436
402	10	12	00	Materiales para instalaciones sanitarias	70.436	0	0	0	0	0	70.436
402	10	99	00	Otros productos y útiles diversos	180.000	0	0	0	0	0	180.000
402	99	00	00	Otros materiales y suministros	52.935	0	0	0	0	0	52.935
402	99	01	00	Otros materiales y suministros	52.935	0	0	0	0	0	52.935
403	**00**	**00**	**00**	**Servicios no personales**	**6.676.648**	**0**	**0**	**0**	**0**	0	**6.676.648**
403	01	00	00	Alquileres de inmuebles	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119666 600067000 CONSOLIDACIÓN Y MEJORAMIENTO DEL PROCESO PRESUPUESTARIO PÚBLICO NACIONAL

OBJETIVO DEL PROYECTO: MEJORAR EL PROCESO DE ELABORACIÓN DE PRESUPUESTO POR PROYECTOS, CON UNA ESTRUCTURA METODOLÓGICA Y JURÍDICA EFICIENTE Y EFICAZ

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 250

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600067004 GESTIÓN ADMINISTRATIVA Y FINANCIERA DE LOS RECURSOS DEL PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 271

RESPONSABLE/EJECUTOR: JEFATURA Y DIRECCIÓN GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	02	00	Alquileres de instalaciones culturales y recreativas	50.000	0	0	0	0	0	50.000
403	02	00	00	Alquileres de maquinaria y equipos	1.150.000	0	0	0	0	0	1.150.000
403	02	99	00	Alquileres de otras maquinaria y equipos	1.150.000	0	0	0	0	0	1.150.000
403	04	00	00	Servicios básicos	472.000	0	0	0	0	0	472.000
403	04	04	00	Teléfonos	153.000	0	0	0	0	0	153.000
403	04	05	00	Servicio de comunicaciones	319.000	0	0	0	0	0	319.000
403	06	00	00	Servicios de transporte y almacenaje	22.580	0	0	0	0	0	22.580
403	06	01	00	Fletes y embalajes	10.000	0	0	0	0	0	10.000
403	06	04	00	Peaje	100	0	0	0	0	0	100
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	12.480	0	0	0	0	0	12.480
403	07	00	00	Servicios de información, impresión y relaciones públicas	340.000	0	0	0	0	0	340.000
403	07	02	00	Imprenta y reproducción	70.000	0	0	0	0	0	70.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	07	04	00	Avisos	70.000	0	0	0	0	0	70.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	127.000	0	0	0	0	0	127.000
403	08	01	00	Primas y gastos de seguros	120.000	0	0	0	0	0	120.000
403	08	02	00	Comisiones y gastos bancarios	7.000	0	0	0	0	0	7.000
403	09	00	00	Viáticos y pasajes	150.000	0	0	0	0	0	150.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	09	02	00	Viáticos y pasajes fuera del país	80.000	0	0	0	0	0	80.000
403	09	03	00	Asignación por kilómetros recorridos	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	1.525.000	0	0	0	0	0	1.525.000
403	10	03	00	Servicios de procesamiento de datos	1.000.000	0	0	0	0	0	1.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	120.000	0	0	0	0	0	120.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119666 600067000 CONSOLIDACIÓN Y MEJORAMIENTO DEL PROCESO PRESUPUESTARIO PÚBLICO NACIONAL

OBJETIVO DEL PROYECTO: MEJORAR EL PROCESO DE ELABORACIÓN DE PRESUPUESTO POR PROYECTOS, CON UNA ESTRUCTURA METODOLÓGICA Y JURÍDICA EFICIENTE Y EFICAZ

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 250

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600067004 GESTIÓN ADMINISTRATIVA Y FINANCIERA DE LOS RECURSOS DEL PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 271

RESPONSABLE/EJECUTOR: JEFATURA Y DIRECCIÓN GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	09	00	Servicios de lavandería y tintorería	10.000	0	0	0	0	0	10.000
403	10	11	00	Servicios para la elaboración y suministro de comida	250.000	0	0	0	0	0	250.000
403	10	99	00	Otros servicios profesionales y técnicos	145.000	0	0	0	0	0	145.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	489.415	0	0	0	0	0	489.415
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	250.000	0	0	0	0	0	250.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	154.415	0	0	0	0	0	154.415
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	35.000	0	0	0	0	0	35.000
403	12	00	00	Conservación y reparaciones menores de obras	326.968	0	0	0	0	0	326.968
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	326.968	0	0	0	0	0	326.968
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	418.500	0	0	0	0	0	418.500
403	16	01	00	Servicios de diversión, esparcimiento y culturales	418.500	0	0	0	0	0	418.500
403	18	00	00	Impuestos indirectos	1.150.185	0	0	0	0	0	1.150.185
403	18	01	00	Impuesto al valor agregado	1.150.185	0	0	0	0	0	1.150.185
403	99	00	00	Otros servicios no personales	450.000	0	0	0	0	0	450.000
403	99	01	00	Otros servicios no personales	450.000	0	0	0	0	0	450.000
404	**00**	**00**	**00**	**Activos reales**	**5.078.000**	**0**	**0**	**0**	**0**	0	**5.078.000**
404	01	00	00	Repuestos y reparaciones mayores	65.000	0	0	0	0	0	65.000
404	01	01	00	Repuestos mayores	65.000	0	0	0	0	0	65.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	35.000	0	0	0	0	0	35.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 119666 600067000 CONSOLIDACIÓN Y MEJORAMIENTO DEL PROCESO PRESUPUESTARIO PÚBLICO NACIONAL

OBJETIVO DEL PROYECTO: MEJORAR EL PROCESO DE ELABORACIÓN DE PRESUPUESTO POR PROYECTOS, CON UNA ESTRUCTURA METODOLÓGICA Y JURÍDICA EFICIENTE Y EFICAZ

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 250

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 600067004 GESTIÓN ADMINISTRATIVA Y FINANCIERA DE LOS RECURSOS DEL PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 271

RESPONSABLE/EJECUTOR: JEFATURA Y DIRECCIÓN GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	400.000	0	0	0	0	0	400.000
404	05	01	00	Equipos de telecomunicaciones	400.000	0	0	0	0	0	400.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	0	20.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	20.000	0	0	0	0	0	20.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.093.000	0	0	0	0	0	4.093.000
404	09	01	00	Mobiliario y equipos de oficina	500.000	0	0	0	0	0	500.000
404	09	02	00	Equipos de computación	3.493.000	0	0	0	0	0	3.493.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
404	12	00	00	Activos intangibles	500.000	0	0	0	0	0	500.000
404	12	04	00	Paquetes y programas de computación	500.000	0	0	0	0	0	500.000
				Totales	**54.134.632**	**0**	**0**	**0**	**0**	0	**54.134.632**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 609999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 431.855.784

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**431.855.784**	**0**	**0**	**0**	**0**	**0**	**431.855.784**
407	01	00	00	Transferencias y donaciones corrientes internas	411.855.784	0	0	0	0	0	411.855.784
407	01	03	00	Transferencias corrientes internas al sector público	411.855.784	0	0	0	0	0	411.855.784
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	379.012.641	0	0	0	0	0	379.012.641
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	32.843.143	0	0	0	0	0	32.843.143
407	03	00	00	Transferencias y donaciones de capital internas	20.000.000	0	0	0	0	0	20.000.000
407	03	03	00	Transferencias de capital internas al sector público	20.000.000	0	0	0	0	0	20.000.000
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	20.000.000	0	0	0	0	0	20.000.000
				Totales	**431.855.784**	**0**	**0**	**0**	**0**	**0**	**431.855.784**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 609999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 431.855.784

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**431.855.784**	**0**	**0**	**0**	**0**	**0**	**431.855.784**
407	01	00	00	Transferencias y donaciones corrientes internas	411.855.784	0	0	0	0	0	411.855.784
407	01	03	00	Transferencias corrientes internas al sector público	411.855.784	0	0	0	0	0	411.855.784
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	379.012.641	0	0	0	0	0	379.012.641
				- A0122 Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central	260.000.000	0	0	0	0	0	260.000.000
				- A0185 Superintendencia Nacional de Valores	33.625.795	0	0	0	0	0	33.625.795
				- A0325 Fundación Escuela de Gerencia Social (FEGS)	6.019.899	0	0	0	0	0	6.019.899
				- A0455 Fundación Escuela Venezolana de Planificación	54.889.453	0	0	0	0	0	54.889.453
				- A0944 Superintendencia de Seguridad Social	24.477.494	0	0	0	0	0	24.477.494
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	32.843.143	0	0	0	0	0	32.843.143
				- A0817 Sociedad Nacional de Garantías Recíprocas para la Mediana y Pequeña Industria, C.A. (SOGAMPI)	14.000.000	0	0	0	0	0	14.000.000
				- A0841 Fondo Nacional de Garantías Recíprocas para la Pequeña y Mediana Empresa, S.A. (FONPYME)	3.500.000	0	0	0	0	0	3.500.000
				- A1377 Bolsa Pública de Valores Bicentenaria	15.343.143	0	0	0	0	0	15.343.143
407	03	00	00	Transferencias y donaciones de capital internas	20.000.000	0	0	0	0	0	20.000.000
407	03	03	00	Transferencias de capital internas al sector público	20.000.000	0	0	0	0	0	20.000.000
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	20.000.000	0	0	0	0	0	20.000.000
				- A0817 Sociedad Nacional de Garantías Recíprocas para la Mediana y Pequeña Industria, C.A. (SOGAMPI)	10.000.000	0	0	0	0	0	10.000.000
				- A1377 Bolsa Pública de Valores Bicentenaria	10.000.000	0	0	0	0	0	10.000.000
				Totales	**431.855.784**	**0**	**0**	**0**	**0**	**0**	**431.855.784**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 609999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 431.855.784

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 609999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL SERVICIO AUTÓNOMO DE PRESTACIONES SOCIALES DE LOS ORGANISMOS DE LA ADMINISTRACIÓN CENTRAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 260.000.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**260.000.000**	**0**	**0**	**0**	**0**	0	**260.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	260.000.000	0	0	0	0	0	260.000.000
407	01	03	00	Transferencias corrientes internas al sector público	260.000.000	0	0	0	0	0	260.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	260.000.000	0	0	0	0	0	260.000.000
				Totales	**260.000.000**	**0**	**0**	**0**	**0**	0	**260.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 609999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 431.855.784

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 609999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA SUPERINTENDENCIA NACIONAL DE VALORES

UNIDAD DE MEDIDA: BOLÍVAR **META:** 33.625.795

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**33.625.795**	**0**	**0**	**0**	**0**	0	**33.625.795**
407	01	00	00	Transferencias y donaciones corrientes internas	33.625.795	0	0	0	0	0	33.625.795
407	01	03	00	Transferencias corrientes internas al sector público	33.625.795	0	0	0	0	0	33.625.795
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	33.625.795	0	0	0	0	0	33.625.795
				Totales	**33.625.795**	**0**	**0**	**0**	**0**	0	**33.625.795**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 609999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 431.855.784

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 609999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN ESCUELA DE GERENCIA SOCIAL (FEGS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 6.016.899

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.019.899**	**0**	**0**	**0**	**0**	0	**6.019.899**
407	01	00	00	Transferencias y donaciones corrientes internas	6.019.899	0	0	0	0	0	6.019.899
407	01	03	00	Transferencias corrientes internas al sector público	6.019.899	0	0	0	0	0	6.019.899
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.019.899	0	0	0	0	0	6.019.899
				Totales	**6.019.899**	**0**	**0**	**0**	**0**	0	**6.019.899**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 609999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 431.855.784

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 609999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN ESCUELA VENEZOLANA DE PLANIFICACIÓN

UNIDAD DE MEDIDA: BOLÍVAR **META:** 54.889.453

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**54.889.453**	**0**	**0**	**0**	**0**	0	**54.889.453**
407	01	00	00	Transferencias y donaciones corrientes internas	54.889.453	0	0	0	0	0	54.889.453
407	01	03	00	Transferencias corrientes internas al sector público	54.889.453	0	0	0	0	0	54.889.453
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	54.889.453	0	0	0	0	0	54.889.453
				Totales	**54.889.453**	**0**	**0**	**0**	**0**	0	**54.889.453**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 609999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 431.855.784

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 609999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA SOCIEDAD NACIONAL DE GARANTÍAS RECÍPROCAS PARA LA MEDIANA Y PEQUEÑA INDUSTRIA, C.A. (SOGAMPI)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 24.000.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**24.000.000**	**0**	**0**	**0**	**0**	**0**	**24.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	14.000.000	0	0	0	0	0	14.000.000
407	01	03	00	Transferencias corrientes internas al sector público	14.000.000	0	0	0	0	0	14.000.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	14.000.000	0	0	0	0	0	14.000.000
407	03	00	00	Transferencias y donaciones de capital internas	10.000.000	0	0	0	0	0	10.000.000
407	03	03	00	Transferencias de capital internas al sector público	10.000.000	0	0	0	0	0	10.000.000
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	10.000.000	0	0	0	0	0	10.000.000
				Totales	**24.000.000**	**0**	**0**	**0**	**0**	**0**	**24.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 609999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 431.855.784

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 609999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL FONDO NACIONAL DE GARANTÍAS RECÍPROCAS PARA LA PEQUEÑA Y MEDIANA EMPRESA, S.A. (FONPYME)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.500.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.500.000**	**0**	**0**	**0**	**0**	**0**	**3.500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	3.500.000	0	0	0	0	0	3.500.000
407	01	03	00	Transferencias corrientes internas al sector público	3.500.000	0	0	0	0	0	3.500.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	3.500.000	0	0	0	0	0	3.500.000
				Totales	**3.500.000**	**0**	**0**	**0**	**0**	**0**	**3.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 609999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 431.855.784

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 609999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA BOLSA PÚBLICA DE VALORES BICENTENARIA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 25.343.143

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**25.343.143**	**0**	**0**	**0**	**0**	0	**25.343.143**
407	01	00	00	Transferencias y donaciones corrientes internas	15.343.143	0	0	0	0	0	15.343.143
407	01	03	00	Transferencias corrientes internas al sector público	15.343.143	0	0	0	0	0	15.343.143
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	15.343.143	0	0	0	0	0	15.343.143
407	03	00	00	Transferencias y donaciones de capital internas	10.000.000	0	0	0	0	0	10.000.000
407	03	03	00	Transferencias de capital internas al sector público	10.000.000	0	0	0	0	0	10.000.000
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	10.000.000	0	0	0	0	0	10.000.000
				Totales	**25.343.143**	**0**	**0**	**0**	**0**	0	**25.343.143**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 609999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 431.855.784

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 609999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA SUPERINTENDENCIA DE SEGURIDAD SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 24.477.494

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**24.477.494**	**0**	**0**	**0**	**0**	0	**24.477.494**
407	01	00	00	Transferencias y donaciones corrientes internas	24.477.494	0	0	0	0	0	24.477.494
407	01	03	00	Transferencias corrientes internas al sector público	24.477.494	0	0	0	0	0	24.477.494
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	24.477.494	0	0	0	0	0	24.477.494
				Totales	**24.477.494**	**0**	**0**	**0**	**0**	0	**24.477.494**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.045.345.442**	**0**	**0**	**0**	**0**	**0**	**1.045.345.442**
401	01	00	00	Sueldos, salarios y otras retribuciones	139.828.088	0	0	0	0	0	139.828.088
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	75.304.455	0	0	0	0	0	75.304.455
401	01	03	00	Suplencias a empleados	1.687.680	0	0	0	0	0	1.687.680
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	16.344.315	0	0	0	0	0	16.344.315
401	01	13	00	Suplencias a obreros	30.360	0	0	0	0	0	30.360
401	01	18	00	Remuneraciones al personal contratado	39.792.194	0	0	0	0	0	39.792.194
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.102.261	0	0	0	0	0	1.102.261
401	01	29	00	Dietas	558.900	0	0	0	0	0	558.900
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	93.600	0	0	0	0	0	93.600
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	4.814.323	0	0	0	0	0	4.814.323
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	0	50.000
401	01	38	00	Dietas del personal de alto nivel y de dirección	50.000	0	0	0	0	0	50.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	9.718.869	0	0	0	0	0	9.718.869
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.718.869	0	0	0	0	0	3.718.869
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	6.000.000	0	0	0	0	0	6.000.000
401	03	00	00	Primas	60.807.981	0	0	0	0	0	60.807.981
401	03	02	00	Primas de transporte a empleados	1.955.204	0	0	0	0	0	1.955.204
401	03	04	00	Primas por hijos a empleados	957.600	0	0	0	0	0	957.600
401	03	08	00	Primas de profesionalización a empleados	9.543.976	0	0	0	0	0	9.543.976
401	03	09	00	Primas por antigüedad a empleados	10.048.405	0	0	0	0	0	10.048.405
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	21.625.837	0	0	0	0	0	21.625.837
401	03	17	00	Primas de transporte a obreros	24.728	0	0	0	0	0	24.728
401	03	19	00	Primas por hijos de obreros	843.000	0	0	0	0	0	843.000
401	03	21	00	Primas por antigüedad a obreros	3.584.160	0	0	0	0	0	3.584.160
401	03	22	00	Primas de profesionalización a obreros	503.226	0	0	0	0	0	503.226
401	03	37	00	Primas de transporte al personal contratado	5.179.152	0	0	0	0	0	5.179.152
401	03	40	00	Primas de profesionalización al personal contratado	1.610.895	0	0	0	0	0	1.610.895
401	03	41	00	Primas por antigüedad al personal contratado	3.074.400	0	0	0	0	0	3.074.400
401	03	47	00	Primas al personal de alto nivel y de dirección	268.334	0	0	0	0	0	268.334
401	03	95	00	Otras primas al personal de alto nivel y de dirección	4.332	0	0	0	0	0	4.332

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	97	00	Otras primas a empleados	1.576.167	0	0	0	0	0	1.576.167
401	03	98	00	Otras primas a obreros	8.565	0	0	0	0	0	8.565
401	04	00	00	Complementos de sueldos y salarios	160.491.448	0	0	0	0	0	160.491.448
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	3.285.261	0	0	0	0	0	3.285.261
401	04	02	00	Complemento a empleados por trabajo nocturno	457.816	0	0	0	0	0	457.816
401	04	04	00	Complemento a empleados por gastos de transporte	2.925.200	0	0	0	0	0	2.925.200
401	04	05	00	Complemento a empleados por gastos de representación	45.000	0	0	0	0	0	45.000
401	04	06	00	Complemento a empleados por comisión de servicios	2.919.294	0	0	0	0	0	2.919.294
401	04	08	00	Bono compensatorio de alimentación a empleados	36.614.320	0	0	0	0	0	36.614.320
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	4.728.328	0	0	0	0	0	4.728.328
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	346.452	0	0	0	0	0	346.452
401	04	17	00	Complemento a obreros por gastos de transporte	1.866.800	0	0	0	0	0	1.866.800
401	04	18	00	Bono compensatorio de alimentación a obreros	13.379.300	0	0	0	0	0	13.379.300
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	3.864.000	0	0	0	0	0	3.864.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	21.263.000	0	0	0	0	0	21.263.000
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	103.306	0	0	0	0	0	103.306
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	819.780	0	0	0	0	0	819.780
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	9.600	0	0	0	0	0	9.600
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.246.530	0	0	0	0	0	1.246.530
401	04	96	00	Otros complementos a empleados	64.868.116	0	0	0	0	0	64.868.116
401	04	97	00	Otros complementos a obreros	1.749.345	0	0	0	0	0	1.749.345
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	74.406.123	0	0	0	0	0	74.406.123
401	05	01	00	Aguinaldos a empleados	23.623.857	0	0	0	0	0	23.623.857
401	05	03	00	Bono vacacional a empleados	14.153.495	0	0	0	0	0	14.153.495
401	05	04	00	Aguinaldos a obreros	11.006.703	0	0	0	0	0	11.006.703
401	05	06	00	Bono vacacional a obreros	3.914.043	0	0	0	0	0	3.914.043
401	05	07	00	Aguinaldos al personal contratado	11.259.637	0	0	0	0	0	11.259.637
401	05	08	00	Bono vacacional al personal contratado	6.312.189	0	0	0	0	0	6.312.189
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	111.352	0	0	0	0	0	111.352
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	20.960	0	0	0	0	0	20.960
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	3.000.059	0	0	0	0	0	3.000.059
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.003.828	0	0	0	0	0	1.003.828

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	33.383.865	0	0	0	0	0	33.383.865
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	10.006.922	0	0	0	0	0	10.006.922
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.144.965	0	0	0	0	0	3.144.965
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.461.812	0	0	0	0	0	2.461.812
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.387.032	0	0	0	0	0	2.387.032
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.592.670	0	0	0	0	0	4.592.670
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.499.888	0	0	0	0	0	1.499.888
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	842.492	0	0	0	0	0	842.492
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.010.163	0	0	0	0	0	1.010.163
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.782.614	0	0	0	0	0	4.782.614
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.166.239	0	0	0	0	0	1.166.239
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	20.000	0	0	0	0	0	20.000
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	7.500	0	0	0	0	0	7.500
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	5.000	0	0	0	0	0	5.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.088.884	0	0	0	0	0	1.088.884
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	210.887	0	0	0	0	0	210.887
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	156.797	0	0	0	0	0	156.797
401	07	00	00	Asistencia socio-económica	430.219.977	0	0	0	0	0	430.219.977
401	07	01	00	Capacitación y adiestramiento a empleados	1.340.625	0	0	0	0	0	1.340.625
401	07	02	00	Becas a empleados	8.032.204	0	0	0	0	0	8.032.204
401	07	03	00	Ayudas por matrimonio a empleados	33.840	0	0	0	0	0	33.840
401	07	04	00	Ayudas por nacimiento de hijos a empleados	92.000	0	0	0	0	0	92.000
401	07	05	00	Ayudas por defunción a empleados	1.200.000	0	0	0	0	0	1.200.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	940.000	0	0	0	0	0	940.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	31.241.221	0	0	0	0	0	31.241.221
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	84.444.898	0	0	0	0	0	84.444.898
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.619.007	0	0	0	0	0	4.619.007
401	07	10	00	Dotación de uniformes a empleados	8.474.500	0	0	0	0	0	8.474.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.667.250	0	0	0	0	0	3.667.250

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.740.950	0	0	0	0	0	2.740.950
401	07	17	00	Capacitación y adiestramiento a obreros	310.575	0	0	0	0	0	310.575
401	07	18	00	Becas a obreros	3.957.600	0	0	0	0	0	3.957.600
401	07	19	00	Ayudas por matrimonio de obreros	14.800	0	0	0	0	0	14.800
401	07	20	00	Ayudas por nacimiento de hijos de obreros	77.800	0	0	0	0	0	77.800
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.000.000	0	0	0	0	0	1.000.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	21.583.344	0	0	0	0	0	21.583.344
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	48.074.532	0	0	0	0	0	48.074.532
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.129.793	0	0	0	0	0	2.129.793
401	07	26	00	Dotación de uniformes a obreros	9.468.000	0	0	0	0	0	9.468.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	961.181	0	0	0	0	0	961.181
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.343.793	0	0	0	0	0	1.343.793
401	07	33	00	Asistencia socio-económica al personal contratado	90.000.000	0	0	0	0	0	90.000.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	31.050	0	0	0	0	0	31.050
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	249.306	0	0	0	0	0	249.306
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.024.844	0	0	0	0	0	1.024.844
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	139.104	0	0	0	0	0	139.104
401	07	96	00	Otras subvenciones a empleados	68.123.880	0	0	0	0	0	68.123.880
401	07	97	00	Otras subvenciones a obreros	34.903.880	0	0	0	0	0	34.903.880
401	08	00	00	Prestaciones sociales e indemnizaciones	72.363.749	0	0	0	0	0	72.363.749
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	34.103.047	0	0	0	0	0	34.103.047
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	23.377.475	0	0	0	0	0	23.377.475
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	13.700.839	0	0	0	0	0	13.700.839
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	60.000	0	0	0	0	0	60.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.122.388	0	0	0	0	0	1.122.388
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	383.763	0	0	0	0	0	383.763
401	96	00	00	Otros gastos del personal empleado	26.879.569	0	0	0	0	0	26.879.569
401	96	01	00	Otros gastos del personal empleado	26.879.569	0	0	0	0	0	26.879.569
401	97	00	00	Otros gastos del personal obrero	36.862.010	0	0	0	0	0	36.862.010
401	97	01	00	Otros gastos del personal obrero	36.862.010	0	0	0	0	0	36.862.010
403	**00**	**00**	**00**	**Servicios no personales**	**11.005.306**	**0**	**0**	**0**	**0**	**0**	**11.005.306**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

ACCIÓN CENTRALIZADA: 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	5.639.213	0	0	0	0	0	5.639.213
403	10	07	00	Servicios de capacitación y adiestramiento	5.639.213	0	0	0	0	0	5.639.213
403	18	00	00	Impuestos indirectos	1.390.030	0	0	0	0	0	1.390.030
403	18	01	00	Impuesto al valor agregado	1.390.030	0	0	0	0	0	1.390.030
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.976.063	0	0	0	0	0	3.976.063
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.976.063	0	0	0	0	0	3.976.063
				Totales	**1.056.350.748**	**0**	**0**	**0**	**0**	**0**	**1.056.350.748**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

ACCIÓN CENTRALIZADA: 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

ACCIÓN CENTRALIZADA: 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 600001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.045.345.442**	**0**	**0**	**0**	**0**	**0**	**1.045.345.442**
401	01	00	00	Sueldos, salarios y otras retribuciones	139.828.088	0	0	0	0	0	139.828.088
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	75.304.455	0	0	0	0	0	75.304.455
401	01	03	00	Suplencias a empleados	1.687.680	0	0	0	0	0	1.687.680
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	16.344.315	0	0	0	0	0	16.344.315
401	01	13	00	Suplencias a obreros	30.360	0	0	0	0	0	30.360
401	01	18	00	Remuneraciones al personal contratado	39.792.194	0	0	0	0	0	39.792.194
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.102.261	0	0	0	0	0	1.102.261
401	01	29	00	Dietas	558.900	0	0	0	0	0	558.900
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	93.600	0	0	0	0	0	93.600
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	4.814.323	0	0	0	0	0	4.814.323
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	0	50.000
401	01	38	00	Dietas del personal de alto nivel y de dirección	50.000	0	0	0	0	0	50.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	9.718.869	0	0	0	0	0	9.718.869
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.718.869	0	0	0	0	0	3.718.869
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	6.000.000	0	0	0	0	0	6.000.000
401	03	00	00	Primas	60.807.981	0	0	0	0	0	60.807.981
401	03	02	00	Primas de transporte a empleados	1.955.204	0	0	0	0	0	1.955.204
401	03	04	00	Primas por hijos a empleados	957.600	0	0	0	0	0	957.600
401	03	08	00	Primas de profesionalización a empleados	9.543.976	0	0	0	0	0	9.543.976
401	03	09	00	Primas por antigüedad a empleados	10.048.405	0	0	0	0	0	10.048.405
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	21.625.837	0	0	0	0	0	21.625.837
401	03	17	00	Primas de transporte a obreros	24.728	0	0	0	0	0	24.728
401	03	19	00	Primas por hijos de obreros	843.000	0	0	0	0	0	843.000
401	03	21	00	Primas por antigüedad a obreros	3.584.160	0	0	0	0	0	3.584.160
401	03	22	00	Primas de profesionalización a obreros	503.226	0	0	0	0	0	503.226
401	03	37	00	Primas de transporte al personal contratado	5.179.152	0	0	0	0	0	5.179.152

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 600001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	40	00	Primas de profesionalización al personal contratado	1.610.895	0	0	0	0	0	1.610.895
401	03	41	00	Primas por antigüedad al personal contratado	3.074.400	0	0	0	0	0	3.074.400
401	03	47	00	Primas al personal de alto nivel y de dirección	268.334	0	0	0	0	0	268.334
401	03	95	00	Otras primas al personal de alto nivel y de dirección	4.332	0	0	0	0	0	4.332
401	03	97	00	Otras primas a empleados	1.576.167	0	0	0	0	0	1.576.167
401	03	98	00	Otras primas a obreros	8.565	0	0	0	0	0	8.565
401	04	00	00	Complementos de sueldos y salarios	160.491.448	0	0	0	0	0	160.491.448
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	3.285.261	0	0	0	0	0	3.285.261
401	04	02	00	Complemento a empleados por trabajo nocturno	457.816	0	0	0	0	0	457.816
401	04	04	00	Complemento a empleados por gastos de transporte	2.925.200	0	0	0	0	0	2.925.200
401	04	05	00	Complemento a empleados por gastos de representación	45.000	0	0	0	0	0	45.000
401	04	06	00	Complemento a empleados por comisión de servicios	2.919.294	0	0	0	0	0	2.919.294
401	04	08	00	Bono compensatorio de alimentación a empleados	36.614.320	0	0	0	0	0	36.614.320
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	4.728.328	0	0	0	0	0	4.728.328
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	346.452	0	0	0	0	0	346.452
401	04	17	00	Complemento a obreros por gastos de transporte	1.866.800	0	0	0	0	0	1.866.800
401	04	18	00	Bono compensatorio de alimentación a obreros	13.379.300	0	0	0	0	0	13.379.300
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	3.864.000	0	0	0	0	0	3.864.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	21.263.000	0	0	0	0	0	21.263.000
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	103.306	0	0	0	0	0	103.306
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	819.780	0	0	0	0	0	819.780
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	9.600	0	0	0	0	0	9.600
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.246.530	0	0	0	0	0	1.246.530
401	04	96	00	Otros complementos a empleados	64.868.116	0	0	0	0	0	64.868.116
401	04	97	00	Otros complementos a obreros	1.749.345	0	0	0	0	0	1.749.345
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	74.406.123	0	0	0	0	0	74.406.123
401	05	01	00	Aguinaldos a empleados	23.623.857	0	0	0	0	0	23.623.857

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 600001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	03	00	Bono vacacional a empleados	14.153.495	0	0	0	0	0	14.153.495
401	05	04	00	Aguinaldos a obreros	11.006.703	0	0	0	0	0	11.006.703
401	05	06	00	Bono vacacional a obreros	3.914.043	0	0	0	0	0	3.914.043
401	05	07	00	Aguinaldos al personal contratado	11.259.637	0	0	0	0	0	11.259.637
401	05	08	00	Bono vacacional al personal contratado	6.312.189	0	0	0	0	0	6.312.189
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	111.352	0	0	0	0	0	111.352
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	20.960	0	0	0	0	0	20.960
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	3.000.059	0	0	0	0	0	3.000.059
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.003.828	0	0	0	0	0	1.003.828
401	06	00	00	Aportes patronales y legales	33.383.865	0	0	0	0	0	33.383.865
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	10.006.922	0	0	0	0	0	10.006.922
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.144.965	0	0	0	0	0	3.144.965
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.461.812	0	0	0	0	0	2.461.812
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.387.032	0	0	0	0	0	2.387.032
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.592.670	0	0	0	0	0	4.592.670
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.499.888	0	0	0	0	0	1.499.888
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	842.492	0	0	0	0	0	842.492
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.010.163	0	0	0	0	0	1.010.163
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.782.614	0	0	0	0	0	4.782.614
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.166.239	0	0	0	0	0	1.166.239
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	20.000	0	0	0	0	0	20.000
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	7.500	0	0	0	0	0	7.500
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	5.000	0	0	0	0	0	5.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.088.884	0	0	0	0	0	1.088.884
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	210.887	0	0	0	0	0	210.887

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

ACCIÓN CENTRALIZADA: 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 600001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	156.797	0	0	0	0	0	156.797
401	07	00	00	Asistencia socio-económica	430.219.977	0	0	0	0	0	430.219.977
401	07	01	00	Capacitación y adiestramiento a empleados	1.340.625	0	0	0	0	0	1.340.625
401	07	02	00	Becas a empleados	8.032.204	0	0	0	0	0	8.032.204
401	07	03	00	Ayudas por matrimonio a empleados	33.840	0	0	0	0	0	33.840
401	07	04	00	Ayudas por nacimiento de hijos a empleados	92.000	0	0	0	0	0	92.000
401	07	05	00	Ayudas por defunción a empleados	1.200.000	0	0	0	0	0	1.200.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	940.000	0	0	0	0	0	940.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	31.241.221	0	0	0	0	0	31.241.221
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	84.444.898	0	0	0	0	0	84.444.898
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.619.007	0	0	0	0	0	4.619.007
401	07	10	00	Dotación de uniformes a empleados	8.474.500	0	0	0	0	0	8.474.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.667.250	0	0	0	0	0	3.667.250
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.740.950	0	0	0	0	0	2.740.950
401	07	17	00	Capacitación y adiestramiento a obreros	310.575	0	0	0	0	0	310.575
401	07	18	00	Becas a obreros	3.957.600	0	0	0	0	0	3.957.600
401	07	19	00	Ayudas por matrimonio de obreros	14.800	0	0	0	0	0	14.800
401	07	20	00	Ayudas por nacimiento de hijos de obreros	77.800	0	0	0	0	0	77.800
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.000.000	0	0	0	0	0	1.000.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	21.583.344	0	0	0	0	0	21.583.344
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	48.074.532	0	0	0	0	0	48.074.532
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.129.793	0	0	0	0	0	2.129.793
401	07	26	00	Dotación de uniformes a obreros	9.468.000	0	0	0	0	0	9.468.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	961.181	0	0	0	0	0	961.181
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.343.793	0	0	0	0	0	1.343.793
401	07	33	00	Asistencia socio-económica al personal contratado	90.000.000	0	0	0	0	0	90.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 60 - 214

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 600001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	31.050	0	0	0	0	0	31.050
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	249.306	0	0	0	0	0	249.306
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.024.844	0	0	0	0	0	1.024.844
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	139.104	0	0	0	0	0	139.104
401	07	96	00	Otras subvenciones a empleados	68.123.880	0	0	0	0	0	68.123.880
401	07	97	00	Otras subvenciones a obreros	34.903.880	0	0	0	0	0	34.903.880
401	08	00	00	Prestaciones sociales e indemnizaciones	72.363.749	0	0	0	0	0	72.363.749
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	34.103.047	0	0	0	0	0	34.103.047
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	23.377.475	0	0	0	0	0	23.377.475
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	13.700.839	0	0	0	0	0	13.700.839
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	60.000	0	0	0	0	0	60.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.122.388	0	0	0	0	0	1.122.388
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	383.763	0	0	0	0	0	383.763
401	96	00	00	Otros gastos del personal empleado	26.879.569	0	0	0	0	0	26.879.569
401	96	01	00	Otros gastos del personal empleado	26.879.569	0	0	0	0	0	26.879.569
401	97	00	00	Otros gastos del personal obrero	36.862.010	0	0	0	0	0	36.862.010
401	97	01	00	Otros gastos del personal obrero	36.862.010	0	0	0	0	0	36.862.010
403	**00**	**00**	**00**	**Servicios no personales**	**11.005.306**	**0**	**0**	**0**	**0**	**0**	**11.005.306**
403	10	00	00	Servicios profesionales y técnicos	5.639.213	0	0	0	0	0	5.639.213
403	10	07	00	Servicios de capacitación y adiestramiento	5.639.213	0	0	0	0	0	5.639.213
403	18	00	00	Impuestos indirectos	1.390.030	0	0	0	0	0	1.390.030
403	18	01	00	Impuesto al valor agregado	1.390.030	0	0	0	0	0	1.390.030
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.976.063	0	0	0	0	0	3.976.063
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.976.063	0	0	0	0	0	3.976.063
				Totales	**1.056.350.748**	**0**	**0**	**0**	**0**	**0**	**1.056.350.748**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**47.927.241**	**0**	**0**	**0**	**0**	**0**	**47.927.241**
402	01	00	00	Productos alimenticios y agropecuarios	8.832.862	0	0	0	0	0	8.832.862
402	01	01	00	Alimentos y bebidas para personas	8.727.701	0	0	0	0	0	8.727.701
402	01	03	00	Productos agrícolas y pecuarios	50.200	0	0	0	0	0	50.200
402	01	99	00	Otros productos alimenticios y agropecuarios	54.961	0	0	0	0	0	54.961
402	03	00	00	Textiles y vestuarios	3.337.871	0	0	0	0	0	3.337.871
402	03	01	00	Textiles	589.021	0	0	0	0	0	589.021
402	03	02	00	Prendas de vestir	2.037.128	0	0	0	0	0	2.037.128
402	03	03	00	Calzados	365.602	0	0	0	0	0	365.602
402	03	99	00	Otros productos textiles y vestuarios	346.120	0	0	0	0	0	346.120
402	04	00	00	Productos de cuero y caucho	2.226.417	0	0	0	0	0	2.226.417
402	04	02	00	Productos de cuero y sucedáneos del cuero	60.589	0	0	0	0	0	60.589
402	04	03	00	Cauchos y tripas para vehículos	2.165.828	0	0	0	0	0	2.165.828
402	05	00	00	Productos de papel, cartón e impresos	7.496.843	0	0	0	0	0	7.496.843
402	05	01	00	Pulpa de madera, papel y cartón	1.425.585	0	0	0	0	0	1.425.585
402	05	02	00	Envases y cajas de papel y cartón	407.901	0	0	0	0	0	407.901
402	05	03	00	Productos de papel y cartón para oficina	4.626.006	0	0	0	0	0	4.626.006
402	05	04	00	Libros, revistas y periódicos	436.100	0	0	0	0	0	436.100
402	05	05	00	Material de enseñanza	16.000	0	0	0	0	0	16.000
402	05	06	00	Productos de papel y cartón para computación	139.530	0	0	0	0	0	139.530
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	417.135	0	0	0	0	0	417.135
402	05	99	00	Otros productos de pulpa, papel y cartón	28.586	0	0	0	0	0	28.586
402	06	00	00	Productos químicos y derivados	3.816.298	0	0	0	0	0	3.816.298
402	06	01	00	Sustancias químicas y de uso industrial	50.000	0	0	0	0	0	50.000
402	06	02	00	Abonos, plaguicidas y otros	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	654.321	0	0	0	0	0	654.321
402	06	04	00	Productos farmacéuticos y medicamentos	1.180.451	0	0	0	0	0	1.180.451
402	06	05	00	Productos de tocador	188.366	0	0	0	0	0	188.366
402	06	06	00	Combustibles y lubricantes	447.259	0	0	0	0	0	447.259
402	06	08	00	Productos plásticos	1.266.488	0	0	0	0	0	1.266.488
402	06	99	00	Otros productos de la industria química y conexos	19.413	0	0	0	0	0	19.413
402	07	00	00	Productos minerales no metálicos	55.729	0	0	0	0	0	55.729
402	07	01	00	Productos de barro, loza y porcelana	15.183	0	0	0	0	0	15.183

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	02	00	Vidrios y productos de vidrio	34.546	0	0	0	0	0	34.546
402	07	04	00	Cemento, cal y yeso	6.000	0	0	0	0	0	6.000
402	08	00	00	Productos metálicos	2.640.707	0	0	0	0	0	2.640.707
402	08	01	00	Productos primarios de hierro y acero	16.325	0	0	0	0	0	16.325
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	666.659	0	0	0	0	0	666.659
402	08	07	00	Material de señalamiento	16.825	0	0	0	0	0	16.825
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.742.194	0	0	0	0	0	1.742.194
402	08	10	00	Repuestos y accesorios para otros equipos	198.704	0	0	0	0	0	198.704
402	10	00	00	Productos varios y útiles diversos	17.764.127	0	0	0	0	0	17.764.127
402	10	01	00	Artículos de deporte, recreación y juguetes	373.643	0	0	0	0	0	373.643
402	10	02	00	Materiales y útiles de limpieza y aseo	786.819	0	0	0	0	0	786.819
402	10	03	00	Utensilios de cocina y comedor	85.788	0	0	0	0	0	85.788
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	116.968	0	0	0	0	0	116.968
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.308.139	0	0	0	0	0	2.308.139
402	10	06	00	Condecoraciones, ofrendas y similares	328.690	0	0	0	0	0	328.690
402	10	07	00	Productos de seguridad en el trabajo	1.316.468	0	0	0	0	0	1.316.468
402	10	08	00	Materiales para equipos de computación	10.607.329	0	0	0	0	0	10.607.329
402	10	11	00	Materiales eléctricos	1.146.634	0	0	0	0	0	1.146.634
402	10	12	00	Materiales para instalaciones sanitarias	249.380	0	0	0	0	0	249.380
402	10	13	00	Materiales fotográficos	6.987	0	0	0	0	0	6.987
402	10	99	00	Otros productos y útiles diversos	437.282	0	0	0	0	0	437.282
402	99	00	00	Otros materiales y suministros	1.756.387	0	0	0	0	0	1.756.387
402	99	01	00	Otros materiales y suministros	1.756.387	0	0	0	0	0	1.756.387
403	**00**	**00**	**00**	**Servicios no personales**	**241.100.483**	**0**	**0**	**0**	**0**	**0**	**241.100.483**
403	01	00	00	Alquileres de inmuebles	1.173.758	0	0	0	0	0	1.173.758
403	01	01	00	Alquileres de edificios y locales	1.014.000	0	0	0	0	0	1.014.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	159.758	0	0	0	0	0	159.758
403	02	00	00	Alquileres de maquinaria y equipos	3.671.032	0	0	0	0	0	3.671.032
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	3.604.088	0	0	0	0	0	3.604.088
403	02	99	00	Alquileres de otras maquinaria y equipos	66.944	0	0	0	0	0	66.944
403	03	00	00	Derechos sobre bienes intangibles	179.940	0	0	0	0	0	179.940
403	03	03	00	Paquetes y programas de computación	179.940	0	0	0	0	0	179.940
403	04	00	00	Servicios básicos	21.215.254	0	0	0	0	0	21.215.254

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	01	00	Electricidad	1.506.000	0	0	0	0	0	1.506.000
403	04	03	00	Agua	111.000	0	0	0	0	0	111.000
403	04	04	00	Teléfonos	6.352.476	0	0	0	0	0	6.352.476
403	04	05	00	Servicio de comunicaciones	6.004.778	0	0	0	0	0	6.004.778
403	04	06	00	Servicio de aseo urbano y domiciliario	435.000	0	0	0	0	0	435.000
403	04	07	00	Servicio de condominio	6.806.000	0	0	0	0	0	6.806.000
403	06	00	00	Servicios de transporte y almacenaje	412.484	0	0	0	0	0	412.484
403	06	01	00	Fletes y embalajes	88.834	0	0	0	0	0	88.834
403	06	02	00	Almacenaje	12.480	0	0	0	0	0	12.480
403	06	03	00	Estacionamiento	69.837	0	0	0	0	0	69.837
403	06	04	00	Peaje	5.255	0	0	0	0	0	5.255
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	236.078	0	0	0	0	0	236.078
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.216.433	0	0	0	0	0	7.216.433
403	07	01	00	Publicidad y propaganda	502.580	0	0	0	0	0	502.580
403	07	02	00	Imprenta y reproducción	1.789.674	0	0	0	0	0	1.789.674
403	07	03	00	Relaciones sociales	3.998.674	0	0	0	0	0	3.998.674
403	07	04	00	Avisos	925.505	0	0	0	0	0	925.505
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.195.346	0	0	0	0	0	5.195.346
403	08	01	00	Primas y gastos de seguros	5.150.000	0	0	0	0	0	5.150.000
403	08	02	00	Comisiones y gastos bancarios	42.546	0	0	0	0	0	42.546
403	08	03	00	Comisiones y gastos de adquisición de seguros	2.800	0	0	0	0	0	2.800
403	09	00	00	Viáticos y pasajes	8.396.690	0	0	0	0	0	8.396.690
403	09	01	00	Viáticos y pasajes dentro del país	6.494.692	0	0	0	0	0	6.494.692
403	09	02	00	Viáticos y pasajes fuera del país	1.896.998	0	0	0	0	0	1.896.998
403	09	03	00	Asignación por kilómetros recorridos	5.000	0	0	0	0	0	5.000
403	10	00	00	Servicios profesionales y técnicos	10.720.809	0	0	0	0	0	10.720.809
403	10	01	00	Servicios jurídicos	10.125	0	0	0	0	0	10.125
403	10	02	00	Servicios de contabilidad y auditoría	90.000	0	0	0	0	0	90.000
403	10	03	00	Servicios de procesamiento de datos	6.144.818	0	0	0	0	0	6.144.818
403	10	04	00	Servicios de ingeniería y arquitectónicos	396.640	0	0	0	0	0	396.640
403	10	09	00	Servicios de lavandería y tintorería	284.708	0	0	0	0	0	284.708
403	10	11	00	Servicios para la elaboración y suministro de comida	837.726	0	0	0	0	0	837.726
403	10	99	00	Otros servicios profesionales y técnicos	2.956.792	0	0	0	0	0	2.956.792

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.469.696	0	0	0	0	0	8.469.696
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	15.000	0	0	0	0	0	15.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.782.723	0	0	0	0	0	2.782.723
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	117.016	0	0	0	0	0	117.016
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	955.000	0	0	0	0	0	955.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.478.971	0	0	0	0	0	1.478.971
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	3.120.986	0	0	0	0	0	3.120.986
403	12	00	00	Conservación y reparaciones menores de obras	122.151.606	0	0	0	0	0	122.151.606
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	122.151.606	0	0	0	0	0	122.151.606
403	16	00	00	Servicios de diversión, esparcimiento y culturales	14.935.996	0	0	0	0	0	14.935.996
403	16	01	00	Servicios de diversión, esparcimiento y culturales	14.935.996	0	0	0	0	0	14.935.996
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	60.000	0	0	0	0	0	60.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	60.000	0	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	32.646.434	0	0	0	0	0	32.646.434
403	18	01	00	Impuesto al valor agregado	32.623.535	0	0	0	0	0	32.623.535
403	18	99	00	Otros impuestos indirectos	22.899	0	0	0	0	0	22.899
403	99	00	00	Otros servicios no personales	4.655.005	0	0	0	0	0	4.655.005
403	99	01	00	Otros servicios no personales	4.655.005	0	0	0	0	0	4.655.005
404	**00**	**00**	**00**	**Activos reales**	**30.835.340**	**0**	**0**	**0**	**0**	**0**	**30.835.340**
404	01	00	00	Repuestos y reparaciones mayores	1.162.645	0	0	0	0	0	1.162.645
404	01	01	00	Repuestos mayores	848.757	0	0	0	0	0	848.757
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	30.000	0	0	0	0	0	30.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	768.757	0	0	0	0	0	768.757
404	01	02	00	Reparaciones mayores de maquinaria y equipos	313.888	0	0	0	0	0	313.888
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	313.888	0	0	0	0	0	313.888
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	224.910	0	0	0	0	0	224.910
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	20.400	0	0	0	0	0	20.400
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	130.050	0	0	0	0	0	130.050
404	03	06	00	Maquinaria y equipos de energía	74.460	0	0	0	0	0	74.460
404	04	00	00	Equipos de transporte, tracción y elevación	7.294.359	0	0	0	0	0	7.294.359

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	01	00	Vehículos automotores terrestres	7.040.416	0	0	0	0	0	7.040.416
404	04	05	00	Vehículos de tracción no motorizados	253.943	0	0	0	0	0	253.943
404	05	00	00	Equipos de comunicaciones y de señalamiento	765.654	0	0	0	0	0	765.654
404	05	01	00	Equipos de telecomunicaciones	762.594	0	0	0	0	0	762.594
404	05	02	00	Equipos de señalamiento	3.060	0	0	0	0	0	3.060
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.500.000	0	0	0	0	0	1.500.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.500.000	0	0	0	0	0	1.500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	243.400	0	0	0	0	0	243.400
404	07	01	00	Equipos científicos y de laboratorio	2.040	0	0	0	0	0	2.040
404	07	02	00	Equipos de enseñanza, deporte y recreación	132.240	0	0	0	0	0	132.240
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	109.120	0	0	0	0	0	109.120
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.617.867	0	0	0	0	0	14.617.867
404	09	01	00	Mobiliario y equipos de oficina	3.665.117	0	0	0	0	0	3.665.117
404	09	02	00	Equipos de computación	9.551.684	0	0	0	0	0	9.551.684
404	09	03	00	Mobiliario y equipos de alojamiento	1.193.299	0	0	0	0	0	1.193.299
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	207.767	0	0	0	0	0	207.767
404	12	00	00	Activos intangibles	3.429.207	0	0	0	0	0	3.429.207
404	12	04	00	Paquetes y programas de computación	3.429.207	0	0	0	0	0	3.429.207
404	99	00	00	Otros activos reales	1.597.298	0	0	0	0	0	1.597.298
404	99	01	00	Otros activos reales	1.597.298	0	0	0	0	0	1.597.298
405	**00**	**00**	**00**	**Activos financieros**	**381.647.265**	**0**	**0**	**0**	**0**	**0**	**381.647.265**
405	01	00	00	Aportes en acciones y participaciones de capital	381.647.265	0	0	0	0	0	381.647.265
405	01	03	00	Aportes en acciones y participaciones de capital al sector externo	381.647.265	0	0	0	0	0	381.647.265
405	01	03	01	Aportes en acciones y participaciones de capital a organismos internacionales	381.647.265	0	0	0	0	0	381.647.265
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.480.042.788**	**0**	**0**	**0**	**30.295.086**	**0**	**2.510.337.874**
407	01	00	00	Transferencias y donaciones corrientes internas	2.480.042.788	0	0	0	30.295.086	0	2.510.337.874
407	01	02	00	Donaciones corrientes internas al sector privado	5.000.000	0	0	0	0	0	5.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	0	5.000.000
407	01	03	00	Transferencias corrientes internas al sector público	2.475.042.788	0	0	0	30.295.086	0	2.505.337.874
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.429.976.323	0	0	0	30.295.086	0	2.460.271.409
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	45.066.465	0	0	0	0	0	45.066.465
408	**00**	**00**	**00**	**Otros gastos**	**6.500.000**	**0**	**0**	**0**	**0**	**0**	**6.500.000**
408	05	00	00	Obligaciones en el ejercicio vigente	6.500.000	0	0	0	0	0	6.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
408	05	02	00	Devoluciones y reintegros diversos	6.500.000	0	0	0	0	0	6.500.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**73.752.000**	**0**	**0**	**0**	**0**	**0**	**73.752.000**
411	11	00	00	Obligaciones de ejercicios anteriores	73.752.000	0	0	0	0	0	73.752.000
411	11	02	00	Devoluciones y reintegros diversos	25.102.000	0	0	0	0	0	25.102.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	47.150.000	0	0	0	0	0	47.150.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	1.500.000	0	0	0	0	0	1.500.000
				Totales	**3.261.805.117**	**0**	**0**	**0**	**30.295.086**	**0**	**3.292.100.203**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2013**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.475.042.788**	**0**	**0**	**0**	**30.295.086**	**0**	**2.505.337.874**
407	01	00	00	Transferencias y donaciones corrientes internas	2.475.042.788	0	0	0	30.295.086	0	2.505.337.874
407	01	03	00	Transferencias corrientes internas al sector público	2.475.042.788	0	0	0	30.295.086	0	2.505.337.874
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.429.976.323	0	0	0	30.295.086	0	2.460.271.409
				- A0123 Servicio Nacional Integrado de Administración Aduanera y Tributaria (SENIAT)	2.332.994.586	0	0	0	30.295.086	0	2.363.289.672
				- A0185 Superintendencia Nacional de Valores	35.169.359	0	0	0	0	0	35.169.359
				- A0325 Fundación Escuela de Gerencia Social (FEGS)	6.504.141	0	0	0	0	0	6.504.141
				- A0455 Fundación Escuela Venezolana de Planificación	37.809.616	0	0	0	0	0	37.809.616
				- A0653 Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná (CORPOTULIPA)	1.180.292	0	0	0	0	0	1.180.292
				- A0944 Superintendencia de Seguridad Social	16.318.329	0	0	0	0	0	16.318.329
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	45.066.465	0	0	0	0	0	45.066.465
				- A0841 Fondo Nacional de Garantías Recíprocas para la Pequeña y Mediana Empresa, S.A. (FONPYME)	18.100.000	0	0	0	0	0	18.100.000
				- A0854 Sociedad de Garantías Recíprocas para el Sector Microfinanciero, S.A. (S.G.R. SOGAMIC, S.A.)	2.387.635	0	0	0	0	0	2.387.635
				- A1377 Bolsa Pública de Valores Bicentenaria	24.578.830	0	0	0	0	0	24.578.830
				Totales	**2.475.042.788**	**0**	**0**	**0**	**30.295.086**	**0**	**2.505.337.874**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 600002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**47.927.241**	**0**	**0**	**0**	**0**	**0**	**47.927.241**
402	01	00	00	Productos alimenticios y agropecuarios	8.832.862	0	0	0	0	0	8.832.862
402	01	01	00	Alimentos y bebidas para personas	8.727.701	0	0	0	0	0	8.727.701
402	01	03	00	Productos agrícolas y pecuarios	50.200	0	0	0	0	0	50.200
402	01	99	00	Otros productos alimenticios y agropecuarios	54.961	0	0	0	0	0	54.961
402	03	00	00	Textiles y vestuarios	3.337.871	0	0	0	0	0	3.337.871
402	03	01	00	Textiles	589.021	0	0	0	0	0	589.021
402	03	02	00	Prendas de vestir	2.037.128	0	0	0	0	0	2.037.128
402	03	03	00	Calzados	365.602	0	0	0	0	0	365.602
402	03	99	00	Otros productos textiles y vestuarios	346.120	0	0	0	0	0	346.120
402	04	00	00	Productos de cuero y caucho	2.226.417	0	0	0	0	0	2.226.417
402	04	02	00	Productos de cuero y sucedáneos del cuero	60.589	0	0	0	0	0	60.589
402	04	03	00	Cauchos y tripas para vehículos	2.165.828	0	0	0	0	0	2.165.828
402	05	00	00	Productos de papel, cartón e impresos	7.496.843	0	0	0	0	0	7.496.843
402	05	01	00	Pulpa de madera, papel y cartón	1.425.585	0	0	0	0	0	1.425.585
402	05	02	00	Envases y cajas de papel y cartón	407.901	0	0	0	0	0	407.901
402	05	03	00	Productos de papel y cartón para oficina	4.626.006	0	0	0	0	0	4.626.006
402	05	04	00	Libros, revistas y periódicos	436.100	0	0	0	0	0	436.100
402	05	05	00	Material de enseñanza	16.000	0	0	0	0	0	16.000
402	05	06	00	Productos de papel y cartón para computación	139.530	0	0	0	0	0	139.530
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	417.135	0	0	0	0	0	417.135
402	05	99	00	Otros productos de pulpa, papel y cartón	28.586	0	0	0	0	0	28.586
402	06	00	00	Productos químicos y derivados	3.816.298	0	0	0	0	0	3.816.298
402	06	01	00	Sustancias químicas y de uso industrial	50.000	0	0	0	0	0	50.000
402	06	02	00	Abonos, plaguicidas y otros	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	654.321	0	0	0	0	0	654.321
402	06	04	00	Productos farmacéuticos y medicamentos	1.180.451	0	0	0	0	0	1.180.451
402	06	05	00	Productos de tocador	188.366	0	0	0	0	0	188.366

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 600002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	447.259	0	0	0	0	0	447.259
402	06	08	00	Productos plásticos	1.266.488	0	0	0	0	0	1.266.488
402	06	99	00	Otros productos de la industria química y conexos	19.413	0	0	0	0	0	19.413
402	07	00	00	Productos minerales no metálicos	55.729	0	0	0	0	0	55.729
402	07	01	00	Productos de barro, loza y porcelana	15.183	0	0	0	0	0	15.183
402	07	02	00	Vidrios y productos de vidrio	34.546	0	0	0	0	0	34.546
402	07	04	00	Cemento, cal y yeso	6.000	0	0	0	0	0	6.000
402	08	00	00	Productos metálicos	2.640.707	0	0	0	0	0	2.640.707
402	08	01	00	Productos primarios de hierro y acero	16.325	0	0	0	0	0	16.325
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	666.659	0	0	0	0	0	666.659
402	08	07	00	Material de señalamiento	16.825	0	0	0	0	0	16.825
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.742.194	0	0	0	0	0	1.742.194
402	08	10	00	Repuestos y accesorios para otros equipos	198.704	0	0	0	0	0	198.704
402	10	00	00	Productos varios y útiles diversos	17.764.127	0	0	0	0	0	17.764.127
402	10	01	00	Artículos de deporte, recreación y juguetes	373.643	0	0	0	0	0	373.643
402	10	02	00	Materiales y útiles de limpieza y aseo	786.819	0	0	0	0	0	786.819
402	10	03	00	Utensilios de cocina y comedor	85.788	0	0	0	0	0	85.788
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	116.968	0	0	0	0	0	116.968
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.308.139	0	0	0	0	0	2.308.139
402	10	06	00	Condecoraciones, ofrendas y similares	328.690	0	0	0	0	0	328.690
402	10	07	00	Productos de seguridad en el trabajo	1.316.468	0	0	0	0	0	1.316.468
402	10	08	00	Materiales para equipos de computación	10.607.329	0	0	0	0	0	10.607.329
402	10	11	00	Materiales eléctricos	1.146.634	0	0	0	0	0	1.146.634
402	10	12	00	Materiales para instalaciones sanitarias	249.380	0	0	0	0	0	249.380
402	10	13	00	Materiales fotográficos	6.987	0	0	0	0	0	6.987
402	10	99	00	Otros productos y útiles diversos	437.282	0	0	0	0	0	437.282
402	99	00	00	Otros materiales y suministros	1.756.387	0	0	0	0	0	1.756.387
402	99	01	00	Otros materiales y suministros	1.756.387	0	0	0	0	0	1.756.387

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 600002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**241.100.483**	**0**	**0**	**0**	**0**	**0**	**241.100.483**
403	01	00	00	Alquileres de inmuebles	1.173.758	0	0	0	0	0	1.173.758
403	01	01	00	Alquileres de edificios y locales	1.014.000	0	0	0	0	0	1.014.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	159.758	0	0	0	0	0	159.758
403	02	00	00	Alquileres de maquinaria y equipos	3.671.032	0	0	0	0	0	3.671.032
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	3.604.088	0	0	0	0	0	3.604.088
403	02	99	00	Alquileres de otras maquinaria y equipos	66.944	0	0	0	0	0	66.944
403	03	00	00	Derechos sobre bienes intangibles	179.940	0	0	0	0	0	179.940
403	03	03	00	Paquetes y programas de computación	179.940	0	0	0	0	0	179.940
403	04	00	00	Servicios básicos	21.215.254	0	0	0	0	0	21.215.254
403	04	01	00	Electricidad	1.506.000	0	0	0	0	0	1.506.000
403	04	03	00	Agua	111.000	0	0	0	0	0	111.000
403	04	04	00	Teléfonos	6.352.476	0	0	0	0	0	6.352.476
403	04	05	00	Servicio de comunicaciones	6.004.778	0	0	0	0	0	6.004.778
403	04	06	00	Servicio de aseo urbano y domiciliario	435.000	0	0	0	0	0	435.000
403	04	07	00	Servicio de condominio	6.806.000	0	0	0	0	0	6.806.000
403	06	00	00	Servicios de transporte y almacenaje	412.484	0	0	0	0	0	412.484
403	06	01	00	Fletes y embalajes	88.834	0	0	0	0	0	88.834
403	06	02	00	Almacenaje	12.480	0	0	0	0	0	12.480
403	06	03	00	Estacionamiento	69.837	0	0	0	0	0	69.837
403	06	04	00	Peaje	5.255	0	0	0	0	0	5.255
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	236.078	0	0	0	0	0	236.078
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.216.433	0	0	0	0	0	7.216.433
403	07	01	00	Publicidad y propaganda	502.580	0	0	0	0	0	502.580
403	07	02	00	Imprenta y reproducción	1.789.674	0	0	0	0	0	1.789.674
403	07	03	00	Relaciones sociales	3.998.674	0	0	0	0	0	3.998.674
403	07	04	00	Avisos	925.505	0	0	0	0	0	925.505
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.195.346	0	0	0	0	0	5.195.346

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 600002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	01	00	Primas y gastos de seguros	5.150.000	0	0	0	0	0	5.150.000
403	08	02	00	Comisiones y gastos bancarios	42.546	0	0	0	0	0	42.546
403	08	03	00	Comisiones y gastos de adquisición de seguros	2.800	0	0	0	0	0	2.800
403	09	00	00	Viáticos y pasajes	8.396.690	0	0	0	0	0	8.396.690
403	09	01	00	Viáticos y pasajes dentro del país	6.494.692	0	0	0	0	0	6.494.692
403	09	02	00	Viáticos y pasajes fuera del país	1.896.998	0	0	0	0	0	1.896.998
403	09	03	00	Asignación por kilómetros recorridos	5.000	0	0	0	0	0	5.000
403	10	00	00	Servicios profesionales y técnicos	10.720.809	0	0	0	0	0	10.720.809
403	10	01	00	Servicios jurídicos	10.125	0	0	0	0	0	10.125
403	10	02	00	Servicios de contabilidad y auditoría	90.000	0	0	0	0	0	90.000
403	10	03	00	Servicios de procesamiento de datos	6.144.818	0	0	0	0	0	6.144.818
403	10	04	00	Servicios de ingeniería y arquitectónicos	396.640	0	0	0	0	0	396.640
403	10	09	00	Servicios de lavandería y tintorería	284.708	0	0	0	0	0	284.708
403	10	11	00	Servicios para la elaboración y suministro de comida	837.726	0	0	0	0	0	837.726
403	10	99	00	Otros servicios profesionales y técnicos	2.956.792	0	0	0	0	0	2.956.792
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.469.696	0	0	0	0	0	8.469.696
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	15.000	0	0	0	0	0	15.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.782.723	0	0	0	0	0	2.782.723
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	117.016	0	0	0	0	0	117.016
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	955.000	0	0	0	0	0	955.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.478.971	0	0	0	0	0	1.478.971
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	3.120.986	0	0	0	0	0	3.120.986
403	12	00	00	Conservación y reparaciones menores de obras	122.151.606	0	0	0	0	0	122.151.606
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	122.151.606	0	0	0	0	0	122.151.606
403	16	00	00	Servicios de diversión, esparcimiento y culturales	14.935.996	0	0	0	0	0	14.935.996
403	16	01	00	Servicios de diversión, esparcimiento y culturales	14.935.996	0	0	0	0	0	14.935.996
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	60.000	0	0	0	0	0	60.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2013**

ACCIÓN ESPECÍFICA: 600002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	60.000	0	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	32.646.434	0	0	0	0	0	32.646.434
403	18	01	00	Impuesto al valor agregado	32.623.535	0	0	0	0	0	32.623.535
403	18	99	00	Otros impuestos indirectos	22.899	0	0	0	0	0	22.899
403	99	00	00	Otros servicios no personales	4.655.005	0	0	0	0	0	4.655.005
403	99	01	00	Otros servicios no personales	4.655.005	0	0	0	0	0	4.655.005
404	**00**	**00**	**00**	**Activos reales**	**30.835.340**	**0**	**0**	**0**	**0**	**0**	**30.835.340**
404	01	00	00	Repuestos y reparaciones mayores	1.162.645	0	0	0	0	0	1.162.645
404	01	01	00	Repuestos mayores	848.757	0	0	0	0	0	848.757
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	30.000	0	0	0	0	0	30.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	768.757	0	0	0	0	0	768.757
404	01	02	00	Reparaciones mayores de maquinaria y equipos	313.888	0	0	0	0	0	313.888
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	313.888	0	0	0	0	0	313.888
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	224.910	0	0	0	0	0	224.910
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	20.400	0	0	0	0	0	20.400
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	130.050	0	0	0	0	0	130.050
404	03	06	00	Maquinaria y equipos de energía	74.460	0	0	0	0	0	74.460
404	04	00	00	Equipos de transporte, tracción y elevación	7.294.359	0	0	0	0	0	7.294.359
404	04	01	00	Vehículos automotores terrestres	7.040.416	0	0	0	0	0	7.040.416
404	04	05	00	Vehículos de tracción no motorizados	253.943	0	0	0	0	0	253.943
404	05	00	00	Equipos de comunicaciones y de señalamiento	765.654	0	0	0	0	0	765.654
404	05	01	00	Equipos de telecomunicaciones	762.594	0	0	0	0	0	762.594
404	05	02	00	Equipos de señalamiento	3.060	0	0	0	0	0	3.060
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.500.000	0	0	0	0	0	1.500.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.500.000	0	0	0	0	0	1.500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	243.400	0	0	0	0	0	243.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 600002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	01	00	Equipos científicos y de laboratorio	2.040	0	0	0	0	0	2.040
404	07	02	00	Equipos de enseñanza, deporte y recreación	132.240	0	0	0	0	0	132.240
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	109.120	0	0	0	0	0	109.120
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.617.867	0	0	0	0	0	14.617.867
404	09	01	00	Mobiliario y equipos de oficina	3.665.117	0	0	0	0	0	3.665.117
404	09	02	00	Equipos de computación	9.551.684	0	0	0	0	0	9.551.684
404	09	03	00	Mobiliario y equipos de alojamiento	1.193.299	0	0	0	0	0	1.193.299
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	207.767	0	0	0	0	0	207.767
404	12	00	00	Activos intangibles	3.429.207	0	0	0	0	0	3.429.207
404	12	04	00	Paquetes y programas de computación	3.429.207	0	0	0	0	0	3.429.207
404	99	00	00	Otros activos reales	1.597.298	0	0	0	0	0	1.597.298
404	99	01	00	Otros activos reales	1.597.298	0	0	0	0	0	1.597.298
408	**00**	**00**	**00**	**Otros gastos**	**6.500.000**	**0**	**0**	**0**	**0**	**0**	**6.500.000**
408	05	00	00	Obligaciones en el ejercicio vigente	6.500.000	0	0	0	0	0	6.500.000
408	05	02	00	Devoluciones y reintegros diversos	6.500.000	0	0	0	0	0	6.500.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**73.752.000**	**0**	**0**	**0**	**0**	**0**	**73.752.000**
411	11	00	00	Obligaciones de ejercicios anteriores	73.752.000	0	0	0	0	0	73.752.000
411	11	02	00	Devoluciones y reintegros diversos	25.102.000	0	0	0	0	0	25.102.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	47.150.000	0	0	0	0	0	47.150.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	1.500.000	0	0	0	0	0	1.500.000
				Totales	**400.115.064**	**0**	**0**	**0**	**0**	**0**	**400.115.064**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 600002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
405	**00**	**00**	**00**	**Activos financieros**	**381.647.265**	**0**	**0**	**0**	**0**	**0**	**381.647.265**
405	01	00	00	Aportes en acciones y participaciones de capital	381.647.265	0	0	0	0	0	381.647.265
405	01	03	00	Aportes en acciones y participaciones de capital al sector externo	381.647.265	0	0	0	0	0	381.647.265
405	01	03	01	Aportes en acciones y participaciones de capital a organismos internacionales	381.647.265	0	0	0	0	0	381.647.265
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.000.000**	**0**	**0**	**0**	**0**	**0**	**5.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	5.000.000	0	0	0	0	0	5.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	5.000.000	0	0	0	0	0	5.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	0	5.000.000
				Totales	**386.647.265**	**0**	**0**	**0**	**0**	**0**	**386.647.265**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 600002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	00	00	00	**Transferencias y donaciones**	**2.475.042.788**	**0**	**0**	**0**	**30.295.086**	**0**	**2.505.337.874**
407	01	00	00	Transferencias y donaciones corrientes internas	2.475.042.788	0	0	0	30.295.086	0	2.505.337.874
407	01	03	00	Transferencias corrientes internas al sector público	2.475.042.788	0	0	0	30.295.086	0	2.505.337.874
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.429.976.323	0	0	0	30.295.086	0	2.460.271.409
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	45.066.465	0	0	0	0	0	45.066.465
				Totales	**2.475.042.788**	**0**	**0**	**0**	**30.295.086**	**0**	**2.505.337.874**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**780.497.959**	**0**	**0**	**0**	**0**	**0**	**780.497.959**
407	01	00	00	Transferencias y donaciones corrientes internas	780.497.959	0	0	0	0	0	780.497.959
407	01	01	00	Transferencias corrientes internas al sector privado	780.497.959	0	0	0	0	0	780.497.959
407	01	01	01	Pensiones del personal empleado, obrero y militar	64.753.236	0	0	0	0	0	64.753.236
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	158.495.789	0	0	0	0	0	158.495.789
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	16.092.472	0	0	0	0	0	16.092.472
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	16.000.000	0	0	0	0	0	16.000.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	47.051.532	0	0	0	0	0	47.051.532
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	64.250.034	0	0	0	0	0	64.250.034
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	45.035.860	0	0	0	0	0	45.035.860
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	60.000.000	0	0	0	0	0	60.000.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	157.555.804	0	0	0	0	0	157.555.804
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	151.263.232	0	0	0	0	0	151.263.232
				Totales	**780.497.959**	**0**	**0**	**0**	**0**	**0**	**780.497.959**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 600003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**780.497.959**	**0**	**0**	**0**	**0**	**0**	**780.497.959**
407	01	00	00	Transferencias y donaciones corrientes internas	780.497.959	0	0	0	0	0	780.497.959
407	01	01	00	Transferencias corrientes internas al sector privado	780.497.959	0	0	0	0	0	780.497.959
407	01	01	01	Pensiones del personal empleado, obrero y militar	64.753.236	0	0	0	0	0	64.753.236
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	158.495.789	0	0	0	0	0	158.495.789
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	16.092.472	0	0	0	0	0	16.092.472
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	16.000.000	0	0	0	0	0	16.000.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	47.051.532	0	0	0	0	0	47.051.532
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	64.250.034	0	0	0	0	0	64.250.034
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	45.035.860	0	0	0	0	0	45.035.860
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	60.000.000	0	0	0	0	0	60.000.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	157.555.804	0	0	0	0	0	157.555.804
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	151.263.232	0	0	0	0	0	151.263.232
				Totales	**780.497.959**	**0**	**0**	**0**	**0**	**0**	**780.497.959**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**88.000.000**	**0**	**0**	**0**	**0**	**0**	**88.000.000**
407	06	00	00	Subsidio de Régimen Especial	88.000.000	0	0	0	0	0	88.000.000
407	06	01	00	Subsidio de Régimen Especial	88.000.000	0	0	0	0	0	88.000.000
				Totales	**88.000.000**	**0**	**0**	**0**	**0**	**0**	**88.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**88.000.000**	**0**	**0**	**0**	**0**	**0**	**88.000.000**
407	06	00	00	Subsidio de Régimen Especial	88.000.000	0	0	0	0	0	88.000.000
407	06	01	00	Subsidio de Régimen Especial	88.000.000	0	0	0	0	0	88.000.000
				- E7500 Distrito del Alto Apure	88.000.000	0	0	0	0	0	88.000.000
				Totales	**88.000.000**	**0**	**0**	**0**	**0**	**0**	**88.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 600004001 ASIGNACIÓN Y CONTROL DE LOS APORTES CONSTITUCIONALES Y LEGALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	00	00	00	**Transferencias y donaciones**	**88.000.000**	**0**	**0**	**0**	**0**	**0**	**88.000.000**
407	06	00	00	Subsidio de Régimen Especial	88.000.000	0	0	0	0	0	88.000.000
407	06	01	00	Subsidio de Régimen Especial	88.000.000	0	0	0	0	0	88.000.000
				Totales	**88.000.000**	**0**	**0**	**0**	**0**	**0**	**88.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600005000 DIRECCIÓN Y COORDINACIÓN DEL SERVICIO DE LA DEUDA PÚBLICA NACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
410	**00**	**00**	**00**	**Servicio de la deuda pública**	**45.209.268.804**	**0**	**33.040.862.052**	**0**	**0**	**0**	**78.250.130.856**
410	01	00	00	Servicio de la deuda pública interna a corto plazo	437.206.325	0	72.857.053	0	0	0	510.063.378
410	01	01	00	Servicio de la deuda pública interna a corto plazo de títulos y valores	437.206.325	0	72.857.053	0	0	0	510.063.378
410	01	01	07	Descuentos en colocación de letras del tesoro a corto plazo	437.206.325	0	72.857.053	0	0	0	510.063.378
410	02	00	00	Servicio de la deuda pública interna a largo plazo	27.398.421.722	0	22.919.821.585	0	0	0	50.318.243.307
410	02	01	00	Servicio de la deuda pública interna a largo plazo de títulos y valores	27.398.421.722	0	22.919.821.585	0	0	0	50.318.243.307
410	02	01	01	Amortización de la deuda pública interna a largo plazo de títulos y valores	0	0	8.697.409.620	0	0	0	8.697.409.620
410	02	01	03	Intereses de la deuda pública interna a largo plazo de títulos y valores	27.398.421.722	0	14.222.411.965	0	0	0	41.620.833.687
410	04	00	00	Servicio de la deuda pública externa a largo plazo	17.373.640.757	0	10.048.183.414	0	0	0	27.421.824.171
410	04	01	00	Servicio de la deuda pública externa a largo plazo de títulos y valores	16.365.380.249	0	9.320.197.246	0	0	0	25.685.577.495
410	04	01	02	Intereses de la deuda pública externa a largo plazo de títulos y valores	15.835.520.042	0	8.914.038.545	0	0	0	24.749.558.587
410	04	01	04	Comisiones y otros gastos de la deuda pública externa a largo plazo de títulos y valores	529.860.207	0	406.158.701	0	0	0	936.018.908
410	04	02	00	Servicio de la deuda pública externa por préstamos a largo plazo	1.008.260.508	0	727.986.168	0	0	0	1.736.246.676
410	04	02	05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	192.241.484	0	152.496.767	0	0	0	344.738.251
410	04	02	06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	495.552.482	0	362.154.771	0	0	0	857.707.253
410	04	02	07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	272.086.680	0	179.078.022	0	0	0	451.164.702
410	04	02	13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	12.622.901	0	2.603.937	0	0	0	15.226.838
410	04	02	14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	14.745.922	0	10.925.688	0	0	0	25.671.610
410	04	02	15	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	21.011.039	0	20.726.983	0	0	0	41.738.022
				Totales	**45.209.268.804**	**0**	**33.040.862.052**	**0**	**0**	**0**	**78.250.130.856**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

ACCIÓN CENTRALIZADA: 600005000 DIRECCIÓN Y COORDINACIÓN DEL SERVICIO DE LA DEUDA PÚBLICA NACIONAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

ACCIÓN CENTRALIZADA: 600005000 DIRECCIÓN Y COORDINACIÓN DEL SERVICIO DE LA DEUDA PÚBLICA NACIONAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 600005001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA EL SERVICIO DE LA DEUDA PÚBLICA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
410	**00**	**00**	**00**	**Servicio de la deuda pública**	**45.209.268.804**	**0**	**33.040.862.052**	**0**	**0**	**0**	**78.250.130.856**
410	01	00	00	Servicio de la deuda pública interna a corto plazo	437.206.325	0	72.857.053	0	0	0	510.063.378
410	01	01	00	Servicio de la deuda pública interna a corto plazo de títulos y valores	437.206.325	0	72.857.053	0	0	0	510.063.378
410	01	01	07	Descuentos en colocación de letras del tesoro a corto plazo	437.206.325	0	72.857.053	0	0	0	510.063.378
410	02	00	00	Servicio de la deuda pública interna a largo plazo	27.398.421.722	0	22.919.821.585	0	0	0	50.318.243.307
410	02	01	00	Servicio de la deuda pública interna a largo plazo de títulos y valores	27.398.421.722	0	22.919.821.585	0	0	0	50.318.243.307
410	02	01	01	Amortización de la deuda pública interna a largo plazo de títulos y valores	0	0	8.697.409.620	0	0	0	8.697.409.620
410	02	01	03	Intereses de la deuda pública interna a largo plazo de títulos y valores	27.398.421.722	0	14.222.411.965	0	0	0	41.620.833.687
410	04	00	00	Servicio de la deuda pública externa a largo plazo	17.373.640.757	0	10.048.183.414	0	0	0	27.421.824.171
410	04	01	00	Servicio de la deuda pública externa a largo plazo de títulos y valores	16.365.380.249	0	9.320.197.246	0	0	0	25.685.577.495
410	04	01	02	Intereses de la deuda pública externa a largo plazo de títulos y valores	15.835.520.042	0	8.914.038.545	0	0	0	24.749.558.587
410	04	01	04	Comisiones y otros gastos de la deuda pública externa a largo plazo de títulos y valores	529.860.207	0	406.158.701	0	0	0	936.018.908
410	04	02	00	Servicio de la deuda pública externa por préstamos a largo plazo	1.008.260.508	0	727.986.168	0	0	0	1.736.246.676
410	04	02	05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	192.241.484	0	152.496.767	0	0	0	344.738.251
410	04	02	06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	495.552.482	0	362.154.771	0	0	0	857.707.253
410	04	02	07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	272.086.680	0	179.078.022	0	0	0	451.164.702
410	04	02	13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	12.622.901	0	2.603.937	0	0	0	15.226.838
410	04	02	14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	14.745.922	0	10.925.688	0	0	0	25.671.610
410	04	02	15	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	21.011.039	0	20.726.983	0	0	0	41.738.022
				Totales	**45.209.268.804**	**0**	**33.040.862.052**	**0**	**0**	**0**	**78.250.130.856**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600006000 GASTOS CENTRALIZADOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**280.921.779**	**0**	**0**	**0**	**100.000.000**	**0**	**380.921.779**
407	01	00	00	Transferencias y donaciones corrientes internas	280.921.779	0	0	0	100.000.000	0	380.921.779
407	01	03	00	Transferencias corrientes internas al sector público	280.921.779	0	0	0	100.000.000	0	380.921.779
407	01	03	10	Transferencias corrientes al Poder Estadal	280.921.779	0	0	0	100.000.000	0	380.921.779
				Totales	**280.921.779**	**0**	**0**	**0**	**100.000.000**	**0**	**380.921.779**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600006000 GASTOS CENTRALIZADOS

PRESUPUESTO: **2013**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**280.921.779**	**0**	**0**	**0**	**100.000.000**	**0**	**380.921.779**
407	01	00	00	Transferencias y donaciones corrientes internas	280.921.779	0	0	0	100.000.000	0	380.921.779
407	01	03	00	Transferencias corrientes internas al sector público	280.921.779	0	0	0	100.000.000	0	380.921.779
407	01	03	10	Transferencias corrientes al Poder Estadal	280.921.779	0	0	0	100.000.000	0	380.921.779
				- E5000 Distrito Capital	280.921.779	0	0	0	100.000.000	0	380.921.779
				Totales	**280.921.779**	**0**	**0**	**0**	**100.000.000**	**0**	**380.921.779**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600006000 GASTOS CENTRALIZADOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 600006001 GASTOS CENTRALIZADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**280.921.779**	**0**	**0**	**0**	**100.000.000**	**0**	**380.921.779**
407	01	00	00	Transferencias y donaciones corrientes internas	280.921.779	0	0	0	100.000.000	0	380.921.779
407	01	03	00	Transferencias corrientes internas al sector público	280.921.779	0	0	0	100.000.000	0	380.921.779
407	01	03	10	Transferencias corrientes al Poder Estadal	280.921.779	0	0	0	100.000.000	0	380.921.779
				Totales	**280.921.779**	**0**	**0**	**0**	**100.000.000**	**0**	**380.921.779**

62

Ministerio del Poder Popular para Vivienda y Hábitat

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**279.640.941**	**0**	**0**	**0**	**0**	**0**	**279.640.941**
401	01	00	00	Sueldos, salarios y otras retribuciones	46.703.559	0	0	0	0	0	46.703.559
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	14.961.088	0	0	0	0	0	14.961.088
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	5.996.584	0	0	0	0	0	5.996.584
401	01	18	00	Remuneraciones al personal contratado	25.367.713	0	0	0	0	0	25.367.713
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	260.000	0	0	0	0	0	260.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	48.010	0	0	0	0	0	48.010
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	70.164	0	0	0	0	0	70.164
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	800.000	0	0	0	0	0	800.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	500.000	0	0	0	0	0	500.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	300.000	0	0	0	0	0	300.000
401	03	00	00	Primas	27.001.345	0	0	0	0	0	27.001.345
401	03	02	00	Primas de transporte a empleados	2.520.000	0	0	0	0	0	2.520.000
401	03	03	00	Primas por hogar a empleados	3.200.000	0	0	0	0	0	3.200.000
401	03	04	00	Primas por hijos a empleados	600.000	0	0	0	0	0	600.000
401	03	08	00	Primas de profesionalización a empleados	840.000	0	0	0	0	0	840.000
401	03	09	00	Primas por antigüedad a empleados	1.200.000	0	0	0	0	0	1.200.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	7.800.000	0	0	0	0	0	7.800.000
401	03	17	00	Primas de transporte a obreros	835.200	0	0	0	0	0	835.200
401	03	18	00	Primas por hogar a obreros	835.200	0	0	0	0	0	835.200
401	03	19	00	Primas por hijos de obreros	835.200	0	0	0	0	0	835.200
401	03	21	00	Primas por antigüedad a obreros	840.000	0	0	0	0	0	840.000
401	03	22	00	Primas de profesionalización a obreros	420.000	0	0	0	0	0	420.000
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	197.693	0	0	0	0	0	197.693
401	03	95	00	Otras primas al personal de alto nivel y de dirección	3.949.251	0	0	0	0	0	3.949.251
401	03	97	00	Otras primas a empleados	2.928.801	0	0	0	0	0	2.928.801
401	04	00	00	Complementos de sueldos y salarios	33.495.678	0	0	0	0	0	33.495.678
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	200.000	0	0	0	0	0	200.000
401	04	02	00	Complemento a empleados por trabajo nocturno	150.000	0	0	0	0	0	150.000
401	04	06	00	Complemento a empleados por comisión de servicios	960.000	0	0	0	0	0	960.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	7.200.000	0	0	0	0	0	7.200.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	200.000	0	0	0	0	0	200.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	200.000	0	0	0	0	0	200.000
401	04	18	00	Bono compensatorio de alimentación a obreros	5.405.460	0	0	0	0	0	5.405.460
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	300.000	0	0	0	0	0	300.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	12.360.000	0	0	0	0	0	12.360.000
401	04	27	00	Bono compensatorio de transporte al personal contratado	150.000	0	0	0	0	0	150.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	14.136	0	0	0	0	0	14.136
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.656.082	0	0	0	0	0	2.656.082
401	04	96	00	Otros complementos a empleados	1.500.000	0	0	0	0	0	1.500.000
401	04	97	00	Otros complementos a obreros	700.000	0	0	0	0	0	700.000
401	04	98	00	Otros complementos al personal contratado	1.500.000	0	0	0	0	0	1.500.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	32.280.580	0	0	0	0	0	32.280.580
401	05	01	00	Aguinaldos a empleados	9.029.484	0	0	0	0	0	9.029.484
401	05	03	00	Bono vacacional a empleados	4.299.754	0	0	0	0	0	4.299.754
401	05	04	00	Aguinaldos a obreros	3.212.886	0	0	0	0	0	3.212.886
401	05	06	00	Bono vacacional a obreros	1.285.154	0	0	0	0	0	1.285.154
401	05	07	00	Aguinaldos al personal contratado	7.453.932	0	0	0	0	0	7.453.932
401	05	08	00	Bono vacacional al personal contratado	4.806.055	0	0	0	0	0	4.806.055
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	59.116	0	0	0	0	0	59.116
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	21.826	0	0	0	0	0	21.826
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.426.541	0	0	0	0	0	1.426.541
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	685.832	0	0	0	0	0	685.832
401	06	00	00	Aportes patronales y legales	12.589.627	0	0	0	0	0	12.589.627
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.444.390	0	0	0	0	0	2.444.390
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.074.569	0	0	0	0	0	1.074.569
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	585.455	0	0	0	0	0	585.455
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	900.562	0	0	0	0	0	900.562
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.246.866	0	0	0	0	0	1.246.866
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	372.160	0	0	0	0	0	372.160

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	274.543	0	0	0	0	0	274.543
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	351.292	0	0	0	0	0	351.292
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.558.751	0	0	0	0	0	2.558.751
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	758.312	0	0	0	0	0	758.312
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	16.994	0	0	0	0	0	16.994
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.988	0	0	0	0	0	3.988
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	14.787	0	0	0	0	0	14.787
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	921.369	0	0	0	0	0	921.369
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	203.892	0	0	0	0	0	203.892
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	173.252	0	0	0	0	0	173.252
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	5.000	0	0	0	0	0	5.000
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	187.704	0	0	0	0	0	187.704
401	06	95	00	Otros aportes legales por personal contratado	495.741	0	0	0	0	0	495.741
401	07	00	00	Asistencia socio-económica	109.330.718	0	0	0	0	0	109.330.718
401	07	01	00	Capacitación y adiestramiento a empleados	67.699	0	0	0	0	0	67.699
401	07	03	00	Ayudas por matrimonio a empleados	860	0	0	0	0	0	860
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.200	0	0	0	0	0	1.200
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.771.998	0	0	0	0	0	4.771.998
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	22.665.715	0	0	0	0	0	22.665.715
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	807.000	0	0	0	0	0	807.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	480.000	0	0	0	0	0	480.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	450.000	0	0	0	0	0	450.000
401	07	19	00	Ayudas por matrimonio de obreros	500	0	0	0	0	0	500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	0	1.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.156.639	0	0	0	0	0	1.156.639
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	18.913.611	0	0	0	0	0	18.913.611
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	743.000	0	0	0	0	0	743.000
401	07	26	00	Dotación de uniformes a obreros	1.663.440	0	0	0	0	0	1.663.440

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	560.000	0	0	0	0	0	560.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	600.000	0	0	0	0	0	600.000
401	07	33	00	Asistencia socio-económica al personal contratado	50.710.053	0	0	0	0	0	50.710.053
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	56.020	0	0	0	0	0	56.020
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	117.098	0	0	0	0	0	117.098
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	777.154	0	0	0	0	0	777.154
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.627.731	0	0	0	0	0	3.627.731
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	228.000	0	0	0	0	0	228.000
401	07	96	00	Otras subvenciones a empleados	700.000	0	0	0	0	0	700.000
401	07	97	00	Otras subvenciones a obreros	232.000	0	0	0	0	0	232.000
401	08	00	00	Prestaciones sociales e indemnizaciones	17.439.434	0	0	0	0	0	17.439.434
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.444.322	0	0	0	0	0	5.444.322
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.444.928	0	0	0	0	0	3.444.928
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.245.563	0	0	0	0	0	7.245.563
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	36.482	0	0	0	0	0	36.482
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.268.139	0	0	0	0	0	1.268.139
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**40.775.638**	**0**	**0**	**0**	**0**	**0**	**40.775.638**
402	01	00	00	Productos alimenticios y agropecuarios	4.924.108	0	0	0	0	0	4.924.108
402	01	01	00	Alimentos y bebidas para personas	4.924.108	0	0	0	0	0	4.924.108
402	03	00	00	Textiles y vestuarios	2.486.535	0	0	0	0	0	2.486.535
402	03	01	00	Textiles	540.750	0	0	0	0	0	540.750
402	03	02	00	Prendas de vestir	1.651.035	0	0	0	0	0	1.651.035
402	03	03	00	Calzados	294.750	0	0	0	0	0	294.750
402	04	00	00	Productos de cuero y caucho	1.033.350	0	0	0	0	0	1.033.350
402	04	03	00	Cauchos y tripas para vehículos	733.350	0	0	0	0	0	733.350
402	04	99	00	Otros productos de cuero y caucho	300.000	0	0	0	0	0	300.000
402	05	00	00	Productos de papel, cartón e impresos	5.956.557	0	0	0	0	0	5.956.557
402	05	01	00	Pulpa de madera, papel y cartón	1.137.665	0	0	0	0	0	1.137.665
402	05	02	00	Envases y cajas de papel y cartón	504.780	0	0	0	0	0	504.780

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	2.072.803	0	0	0	0	0	2.072.803
402	05	04	00	Libros, revistas y periódicos	56.845	0	0	0	0	0	56.845
402	05	06	00	Productos de papel y cartón para computación	1.214.500	0	0	0	0	0	1.214.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	492.014	0	0	0	0	0	492.014
402	05	99	00	Otros productos de pulpa, papel y cartón	477.950	0	0	0	0	0	477.950
402	06	00	00	Productos químicos y derivados	3.432.399	0	0	0	0	0	3.432.399
402	06	03	00	Tintas, pinturas y colorantes	2.028.538	0	0	0	0	0	2.028.538
402	06	04	00	Productos farmacéuticos y medicamentos	68.670	0	0	0	0	0	68.670
402	06	05	00	Productos de tocador	62.420	0	0	0	0	0	62.420
402	06	06	00	Combustibles y lubricantes	489.469	0	0	0	0	0	489.469
402	06	08	00	Productos plásticos	783.302	0	0	0	0	0	783.302
402	08	00	00	Productos metálicos	548.050	0	0	0	0	0	548.050
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	301.390	0	0	0	0	0	301.390
402	08	09	00	Repuestos y accesorios para equipos de transporte	246.660	0	0	0	0	0	246.660
402	10	00	00	Productos varios y útiles diversos	13.811.064	0	0	0	0	0	13.811.064
402	10	01	00	Artículos de deporte, recreación y juguetes	224.690	0	0	0	0	0	224.690
402	10	02	00	Materiales y útiles de limpieza y aseo	1.046.589	0	0	0	0	0	1.046.589
402	10	03	00	Utensilios de cocina y comedor	92.910	0	0	0	0	0	92.910
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.870.821	0	0	0	0	0	1.870.821
402	10	06	00	Condecoraciones, ofrendas y similares	30.950	0	0	0	0	0	30.950
402	10	07	00	Productos de seguridad en el trabajo	158.300	0	0	0	0	0	158.300
402	10	08	00	Materiales para equipos de computación	7.717.235	0	0	0	0	0	7.717.235
402	10	09	00	Especies timbradas y valores	17.835	0	0	0	0	0	17.835
402	10	11	00	Materiales eléctricos	54.950	0	0	0	0	0	54.950
402	10	12	00	Materiales para instalaciones sanitarias	97.650	0	0	0	0	0	97.650
402	10	13	00	Materiales fotográficos	102.500	0	0	0	0	0	102.500
402	10	99	00	Otros productos y útiles diversos	2.396.634	0	0	0	0	0	2.396.634
402	99	00	00	Otros materiales y suministros	8.583.575	0	0	0	0	0	8.583.575
402	99	01	00	Otros materiales y suministros	8.583.575	0	0	0	0	0	8.583.575
403	**00**	**00**	**00**	**Servicios no personales**	**68.974.595**	**0**	**0**	**0**	**0**	**0**	**68.974.595**
403	01	00	00	Alquileres de inmuebles	854.300	0	0	0	0	0	854.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	01	00	Alquileres de edificios y locales	600.000	0	0	0	0	0	600.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	254.300	0	0	0	0	0	254.300
403	02	00	00	Alquileres de maquinaria y equipos	309.000	0	0	0	0	0	309.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	59.000	0	0	0	0	0	59.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	250.000	0	0	0	0	0	250.000
403	04	00	00	Servicios básicos	3.275.600	0	0	0	0	0	3.275.600
403	04	01	00	Electricidad	527.200	0	0	0	0	0	527.200
403	04	03	00	Agua	54.400	0	0	0	0	0	54.400
403	04	04	00	Teléfonos	2.515.000	0	0	0	0	0	2.515.000
403	04	05	00	Servicio de comunicaciones	54.000	0	0	0	0	0	54.000
403	04	06	00	Servicio de aseo urbano y domiciliario	125.000	0	0	0	0	0	125.000
403	06	00	00	Servicios de transporte y almacenaje	761.960	0	0	0	0	0	761.960
403	06	01	00	Fletes y embalajes	212.800	0	0	0	0	0	212.800
403	06	02	00	Almacenaje	150.000	0	0	0	0	0	150.000
403	06	03	00	Estacionamiento	29.200	0	0	0	0	0	29.200
403	06	04	00	Peaje	12.000	0	0	0	0	0	12.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	357.960	0	0	0	0	0	357.960
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.034.000	0	0	0	0	0	10.034.000
403	07	01	00	Publicidad y propaganda	7.140.000	0	0	0	0	0	7.140.000
403	07	02	00	Imprenta y reproducción	612.500	0	0	0	0	0	612.500
403	07	03	00	Relaciones sociales	1.161.500	0	0	0	0	0	1.161.500
403	07	04	00	Avisos	1.120.000	0	0	0	0	0	1.120.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.121.600	0	0	0	0	0	1.121.600
403	08	01	00	Primas y gastos de seguros	1.100.000	0	0	0	0	0	1.100.000
403	08	02	00	Comisiones y gastos bancarios	21.600	0	0	0	0	0	21.600
403	09	00	00	Viáticos y pasajes	5.408.739	0	0	0	0	0	5.408.739
403	09	01	00	Viáticos y pasajes dentro del país	4.779.939	0	0	0	0	0	4.779.939
403	09	02	00	Viáticos y pasajes fuera del país	628.800	0	0	0	0	0	628.800
403	10	00	00	Servicios profesionales y técnicos	6.081.740	0	0	0	0	0	6.081.740
403	10	01	00	Servicios jurídicos	66.750	0	0	0	0	0	66.750
403	10	02	00	Servicios de contabilidad y auditoría	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	03	00	Servicios de procesamiento de datos	346.500	0	0	0	0	0	346.500
403	10	04	00	Servicios de ingeniería y arquitectónicos	4.030.848	0	0	0	0	0	4.030.848
403	10	07	00	Servicios de capacitación y adiestramiento	371.644	0	0	0	0	0	371.644
403	10	11	00	Servicios para la elaboración y suministro de comida	285.000	0	0	0	0	0	285.000
403	10	99	00	Otros servicios profesionales y técnicos	830.998	0	0	0	0	0	830.998
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.288.520	0	0	0	0	0	9.288.520
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.973.000	0	0	0	0	0	3.973.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.600.000	0	0	0	0	0	2.600.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.715.520	0	0	0	0	0	2.715.520
403	12	00	00	Conservación y reparaciones menores de obras	1.878.356	0	0	0	0	0	1.878.356
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.878.356	0	0	0	0	0	1.878.356
403	15	00	00	Servicios fiscales	9.500	0	0	0	0	0	9.500
403	15	02	00	Tasas y otros derechos obligatorios	9.500	0	0	0	0	0	9.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.608.700	0	0	0	0	0	4.608.700
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.608.700	0	0	0	0	0	4.608.700
403	18	00	00	Impuestos indirectos	17.625.810	0	0	0	0	0	17.625.810
403	18	01	00	Impuesto al valor agregado	17.625.810	0	0	0	0	0	17.625.810
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	532.020	0	0	0	0	0	532.020
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	532.020	0	0	0	0	0	532.020
403	99	00	00	Otros servicios no personales	7.184.750	0	0	0	0	0	7.184.750
403	99	01	00	Otros servicios no personales	7.184.750	0	0	0	0	0	7.184.750
404	**00**	**00**	**00**	**Activos reales**	**34.432.036**	**0**	**0**	**0**	**0**	**0**	**34.432.036**
404	01	00	00	Repuestos y reparaciones mayores	165.000	0	0	0	0	0	165.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	165.000	0	0	0	0	0	165.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	75.000	0	0	0	0	0	75.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	90.000	0	0	0	0	0	90.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.175.230	0	0	0	0	0	1.175.230
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.174.330	0	0	0	0	0	1.174.330
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	900	0	0	0	0	0	900
404	04	00	00	Equipos de transporte, tracción y elevación	8.260.350	0	0	0	0	0	8.260.350
404	04	01	00	Vehículos automotores terrestres	8.250.350	0	0	0	0	0	8.250.350

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	05	00	Vehículos de tracción no motorizados	10.000	0	0	0	0	0	10.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.893.200	0	0	0	0	0	1.893.200
404	05	01	00	Equipos de telecomunicaciones	1.100.660	0	0	0	0	0	1.100.660
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	792.540	0	0	0	0	0	792.540
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	609.222	0	0	0	0	0	609.222
404	07	02	00	Equipos de enseñanza, deporte y recreación	95.722	0	0	0	0	0	95.722
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	510.000	0	0	0	0	0	510.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	3.500	0	0	0	0	0	3.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.666.552	0	0	0	0	0	15.666.552
404	09	01	00	Mobiliario y equipos de oficina	4.704.054	0	0	0	0	0	4.704.054
404	09	02	00	Equipos de computación	9.259.878	0	0	0	0	0	9.259.878
404	09	03	00	Mobiliario y equipos de alojamiento	701.820	0	0	0	0	0	701.820
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.000.800	0	0	0	0	0	1.000.800
404	12	00	00	Activos intangibles	1.762.322	0	0	0	0	0	1.762.322
404	12	04	00	Paquetes y programas de computación	1.762.322	0	0	0	0	0	1.762.322
404	99	00	00	Otros activos reales	4.900.160	0	0	0	0	0	4.900.160
404	99	01	00	Otros activos reales	4.900.160	0	0	0	0	0	4.900.160
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.479.500.943**	**0**	**0**	**0**	**0**	**0**	**2.479.500.943**
407	01	00	00	Transferencias y donaciones corrientes internas	979.500.943	0	0	0	0	0	979.500.943
407	01	01	00	Transferencias corrientes internas al sector privado	150.000.000	0	0	0	0	0	150.000.000
407	01	01	01	Pensiones del personal empleado, obrero y militar	6.106.502	0	0	0	0	0	6.106.502
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	53.959.502	0	0	0	0	0	53.959.502
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.154.784	0	0	0	0	0	1.154.784
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	634.006	0	0	0	0	0	634.006
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	4.743.062	0	0	0	0	0	4.743.062
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	14.177.790	0	0	0	0	0	14.177.790
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.298.893	0	0	0	0	0	6.298.893
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	62.925.461	0	0	0	0	0	62.925.461
407	01	02	00	Donaciones corrientes internas al sector privado	2.000.000	0	0	0	0	0	2.000.000
407	01	02	01	Donaciones corrientes a personas	2.000.000	0	0	0	0	0	2.000.000
407	01	03	00	Transferencias corrientes internas al sector público	827.500.943	0	0	0	0	0	827.500.943

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	825.950.943	0	0	0	0	0	825.950.943
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.550.000	0	0	0	0	0	1.550.000
407	03	00	00	Transferencias y donaciones de capital internas	1.500.000.000	0	0	0	0	0	1.500.000.000
407	03	03	00	Transferencias de capital internas al sector público	1.500.000.000	0	0	0	0	0	1.500.000.000
407	03	03	06	Transferencias de capital a entes descentralizados financieros bancarios	1.500.000.000	0	0	0	0	0	1.500.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.476.790**	**0**	**0**	**0**	**0**	**0**	**10.476.790**
411	11	00	00	Obligaciones de ejercicios anteriores	10.476.790	0	0	0	0	0	10.476.790
411	11	03	00	Indemnizaciones diversas	2.000.000	0	0	0	0	0	2.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	8.476.790	0	0	0	0	0	8.476.790
				Totales	**2.913.800.943**	**0**	**0**	**0**	**0**	**0**	**2.913.800.943**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 117792 620028000 DISEÑO DE LOS NUEVOS DESARROLLOS URBANOS HABITACIONALES ENFOCADOS AL CONCEPTO DE LA CIUDAD SOCIALISTA. SEGUNDA ETAPA.

OBJETIVO DEL PROYECTO: DISEÑAR LOS NUEVOS DESARROLLOS HABITACIONALES, APLICANDO LOS CRITERIOS RECTORES Y LINEAMIENTOS DE LA "CIUDAD SOCIALISTA", EN TERRENOS QUE HAYAN SIDO DECRETADOS "AVIVIR", LOS SELECCIONADOS POR EL ÓRGANO SUPERIOR DE VIVIENDA O LOS QUE MPPVH CONSIDERE PRIORITARIOS.

UNIDAD DE MEDIDA: PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y POLÍTICAS DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.874.000**	**0**	**0**	**0**	**0**	**0**	**2.874.000**
402	01	00	00	Productos alimenticios y agropecuarios	242.520	0	0	0	0	0	242.520
402	01	01	00	Alimentos y bebidas para personas	242.520	0	0	0	0	0	242.520
402	03	00	00	Textiles y vestuarios	232.000	0	0	0	0	0	232.000
402	03	01	00	Textiles	60.000	0	0	0	0	0	60.000
402	03	02	00	Prendas de vestir	112.000	0	0	0	0	0	112.000
402	03	03	00	Calzados	60.000	0	0	0	0	0	60.000
402	05	00	00	Productos de papel, cartón e impresos	1.100.000	0	0	0	0	0	1.100.000
402	05	01	00	Pulpa de madera, papel y cartón	250.000	0	0	0	0	0	250.000
402	05	02	00	Envases y cajas de papel y cartón	250.000	0	0	0	0	0	250.000
402	05	03	00	Productos de papel y cartón para oficina	150.000	0	0	0	0	0	150.000
402	05	06	00	Productos de papel y cartón para computación	150.000	0	0	0	0	0	150.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	150.000	0	0	0	0	0	150.000
402	05	99	00	Otros productos de pulpa, papel y cartón	150.000	0	0	0	0	0	150.000
402	08	00	00	Productos metálicos	150.000	0	0	0	0	0	150.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	150.000	0	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	1.149.480	0	0	0	0	0	1.149.480
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	600.000	0	0	0	0	0	600.000
402	10	08	00	Materiales para equipos de computación	549.480	0	0	0	0	0	549.480
403	**00**	**00**	**00**	**Servicios no personales**	**4.126.000**	**0**	**0**	**0**	**0**	**0**	**4.126.000**
403	09	00	00	Viáticos y pasajes	265.312	0	0	0	0	0	265.312
403	09	01	00	Viáticos y pasajes dentro del país	265.312	0	0	0	0	0	265.312
403	10	00	00	Servicios profesionales y técnicos	2.660.848	0	0	0	0	0	2.660.848
403	10	04	00	Servicios de ingeniería y arquitectónicos	2.510.848	0	0	0	0	0	2.510.848
403	10	07	00	Servicios de capacitación y adiestramiento	150.000	0	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	1.199.840	0	0	0	0	0	1.199.840
403	18	01	00	Impuesto al valor agregado	1.199.840	0	0	0	0	0	1.199.840
404	**00**	**00**	**00**	**Activos reales**	**3.000.000**	**0**	**0**	**0**	**0**	**0**	**3.000.000**
404	04	00	00	Equipos de transporte, tracción y elevación	1.200.000	0	0	0	0	0	1.200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 117792 620028000 DISEÑO DE LOS NUEVOS DESARROLLOS URBANOS HABITACIONALES ENFOCADOS AL CONCEPTO DE LA CIUDAD SOCIALISTA. SEGUNDA ETAPA.

OBJETIVO DEL PROYECTO: DISEÑAR LOS NUEVOS DESARROLLOS HABITACIONALES, APLICANDO LOS CRITERIOS RECTORES Y LINEAMIENTOS DE LA "CIUDAD SOCIALISTA", EN TERRENOS QUE HAYAN SIDO DECRETADOS "AVIVIR", LOS SELECCIONADOS POR EL ÓRGANO SUPERIOR DE VIVIENDA O LOS QUE MPPVH CONSIDERE PRIORITARIOS.

UNIDAD DE MEDIDA: PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y POLÍTICAS DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	01	00	Vehículos automotores terrestres	1.200.000	0	0	0	0	0	1.200.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	300.000	0	0	0	0	0	300.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	300.000	0	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	599.840	0	0	0	0	0	599.840
404	09	01	00	Mobiliario y equipos de oficina	299.840	0	0	0	0	0	299.840
404	09	03	00	Mobiliario y equipos de alojamiento	300.000	0	0	0	0	0	300.000
404	99	00	00	Otros activos reales	900.160	0	0	0	0	0	900.160
404	99	01	00	Otros activos reales	900.160	0	0	0	0	0	900.160
				Totales	**10.000.000**	**0**	**0**	**0**	**0**	**0**	**10.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PROYECTO: 117792 620028000 DISEÑO DE LOS NUEVOS DESARROLLOS URBANOS HABITACIONALES ENFOCADOS AL CONCEPTO DE LA CIUDAD SOCIALISTA. SEGUNDA ETAPA.

OBJETIVO DEL PROYECTO: DISEÑAR LOS NUEVOS DESARROLLOS HABITACIONALES, APLICANDO LOS CRITERIOS RECTORES Y LINEAMIENTOS DE LA "CIUDAD SOCIALISTA", EN TERRENOS QUE HAYAN SIDO DECRETADOS "AVIVIR", LOS SELECCIONADOS POR EL ÓRGANO SUPERIOR DE VIVIENDA O LOS QUE MPPVH CONSIDERE PRIORITARIOS.

UNIDAD DE MEDIDA: PROYECTO

META: 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y POLÍTICAS DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 117792 620028000 DISEÑO DE LOS NUEVOS DESARROLLOS URBANOS HABITACIONALES ENFOCADOS AL CONCEPTO DE LA CIUDAD SOCIALISTA. SEGUNDA ETAPA.

OBJETIVO DEL PROYECTO: DISEÑAR LOS NUEVOS DESARROLLOS HABITACIONALES, APLICANDO LOS CRITERIOS RECTORES Y LINEAMIENTOS DE LA "CIUDAD SOCIALISTA", EN TERRENOS QUE HAYAN SIDO DECRETADOS "AVIVIR", LOS SELECCIONADOS POR EL ÓRGANO SUPERIOR DE VIVIENDA O LOS QUE MPPVH CONSIDERE PRIORITARIOS.

UNIDAD DE MEDIDA: PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y POLÍTICAS DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 620028001 REALIZACIÓN DE LOS ESTUDIOS PRELIMINARES Y ANÁLISIS DE VIABILIDAD DE LOS TERRENOS, SEGÚN LOS CRITERIOS DE DISEÑO DE LA CIUDAD SOCIALISTA.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 3

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**874.000**	**0**	**0**	**0**	**0**	**0**	**874.000**
402	01	00	00	Productos alimenticios y agropecuarios	80.840	0	0	0	0	0	80.840
402	01	01	00	Alimentos y bebidas para personas	80.840	0	0	0	0	0	80.840
402	03	00	00	Textiles y vestuarios	60.000	0	0	0	0	0	60.000
402	03	01	00	Textiles	20.000	0	0	0	0	0	20.000
402	03	02	00	Prendas de vestir	20.000	0	0	0	0	0	20.000
402	03	03	00	Calzados	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	300.000	0	0	0	0	0	300.000
402	05	01	00	Pulpa de madera, papel y cartón	50.000	0	0	0	0	0	50.000
402	05	02	00	Envases y cajas de papel y cartón	50.000	0	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	0	50.000
402	05	06	00	Productos de papel y cartón para computación	50.000	0	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.000	0	0	0	0	0	50.000
402	05	99	00	Otros productos de pulpa, papel y cartón	50.000	0	0	0	0	0	50.000
402	08	00	00	Productos metálicos	50.000	0	0	0	0	0	50.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	383.160	0	0	0	0	0	383.160
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	200.000	0	0	0	0	0	200.000
402	10	08	00	Materiales para equipos de computación	183.160	0	0	0	0	0	183.160
403	**00**	**00**	**00**	**Servicios no personales**	**1.619.000**	**0**	**0**	**0**	**0**	**0**	**1.619.000**
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	1.100.000	0	0	0	0	0	1.100.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.000.000	0	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 117792 620028000 DISEÑO DE LOS NUEVOS DESARROLLOS URBANOS HABITACIONALES ENFOCADOS AL CONCEPTO DE LA CIUDAD SOCIALISTA. SEGUNDA ETAPA.

OBJETIVO DEL PROYECTO: DISEÑAR LOS NUEVOS DESARROLLOS HABITACIONALES, APLICANDO LOS CRITERIOS RECTORES Y LINEAMIENTOS DE LA "CIUDAD SOCIALISTA", EN TERRENOS QUE HAYAN SIDO DECRETADOS "AVIVIR", LOS SELECCIONADOS POR EL ÓRGANO SUPERIOR DE VIVIENDA O LOS QUE MPPVH CONSIDERE PRIORITARIOS.

UNIDAD DE MEDIDA: PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y POLÍTICAS DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 620028001 REALIZACIÓN DE LOS ESTUDIOS PRELIMINARES Y ANÁLISIS DE VIABILIDAD DE LOS TERRENOS, SEGÚN LOS CRITERIOS DE DISEÑO DE LA CIUDAD SOCIALISTA.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 3

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	419.000	0	0	0	0	0	419.000
403	18	01	00	Impuesto al valor agregado	419.000	0	0	0	0	0	419.000
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
404	04	00	00	Equipos de transporte, tracción y elevación	400.000	0	0	0	0	0	400.000
404	04	01	00	Vehículos automotores terrestres	400.000	0	0	0	0	0	400.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	199.840	0	0	0	0	0	199.840
404	09	01	00	Mobiliario y equipos de oficina	99.840	0	0	0	0	0	99.840
404	09	03	00	Mobiliario y equipos de alojamiento	100.000	0	0	0	0	0	100.000
404	99	00	00	Otros activos reales	300.160	0	0	0	0	0	300.160
404	99	01	00	Otros activos reales	300.160	0	0	0	0	0	300.160
				Totales	**3.493.000**	**0**	**0**	**0**	**0**	**0**	**3.493.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 117792 620028000 DISEÑO DE LOS NUEVOS DESARROLLOS URBANOS HABITACIONALES ENFOCADOS AL CONCEPTO DE LA CIUDAD SOCIALISTA. SEGUNDA ETAPA.

OBJETIVO DEL PROYECTO: DISEÑAR LOS NUEVOS DESARROLLOS HABITACIONALES, APLICANDO LOS CRITERIOS RECTORES Y LINEAMIENTOS DE LA "CIUDAD SOCIALISTA", EN TERRENOS QUE HAYAN SIDO DECRETADOS "AVIVIR", LOS SELECCIONADOS POR EL ÓRGANO SUPERIOR DE VIVIENDA O LOS QUE MPPVH CONSIDERE PRIORITARIOS.

UNIDAD DE MEDIDA: PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y POLÍTICAS DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 620028002 ELABORACIÓN DE LAS PROPUESTAS DE IMPLANTACIÓN DONDE SE APLIQUEN LOS PRINCIPIOS RECTORES GENERADOS.

UNIDAD DE MEDIDA: IMPLANTACIÓN **META:** 2

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**142.400**	**0**	**0**	**0**	**0**	**0**	**142.400**
403	09	00	00	Viáticos y pasajes	125.312	0	0	0	0	0	125.312
403	09	01	00	Viáticos y pasajes dentro del país	125.312	0	0	0	0	0	125.312
403	18	00	00	Impuestos indirectos	17.088	0	0	0	0	0	17.088
403	18	01	00	Impuesto al valor agregado	17.088	0	0	0	0	0	17.088
				Totales	**142.400**	**0**	**0**	**0**	**0**	**0**	**142.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 117792 620028000 DISEÑO DE LOS NUEVOS DESARROLLOS URBANOS HABITACIONALES ENFOCADOS AL CONCEPTO DE LA CIUDAD SOCIALISTA. SEGUNDA ETAPA.

OBJETIVO DEL PROYECTO: DISEÑAR LOS NUEVOS DESARROLLOS HABITACIONALES, APLICANDO LOS CRITERIOS RECTORES Y LINEAMIENTOS DE LA "CIUDAD SOCIALISTA", EN TERRENOS QUE HAYAN SIDO DECRETADOS "AVIVIR", LOS SELECCIONADOS POR EL ÓRGANO SUPERIOR DE VIVIENDA O LOS QUE MPPVH CONSIDERE PRIORITARIOS.

UNIDAD DE MEDIDA: PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y POLÍTICAS DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 620028003 ELABORACIÓN DE LOS ANTEPROYECTOS DE LOS DESARROLLOS HABITACIONALES.

UNIDAD DE MEDIDA: ANTEPROYECTO **META:** 2

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	80.840	0	0	0	0	0	80.840
402	01	01	00	Alimentos y bebidas para personas	80.840	0	0	0	0	0	80.840
402	03	00	00	Textiles y vestuarios	86.000	0	0	0	0	0	86.000
402	03	01	00	Textiles	20.000	0	0	0	0	0	20.000
402	03	02	00	Prendas de vestir	46.000	0	0	0	0	0	46.000
402	03	03	00	Calzados	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	400.000	0	0	0	0	0	400.000
402	05	01	00	Pulpa de madera, papel y cartón	100.000	0	0	0	0	0	100.000
402	05	02	00	Envases y cajas de papel y cartón	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	0	50.000
402	05	06	00	Productos de papel y cartón para computación	50.000	0	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.000	0	0	0	0	0	50.000
402	05	99	00	Otros productos de pulpa, papel y cartón	50.000	0	0	0	0	0	50.000
402	08	00	00	Productos metálicos	50.000	0	0	0	0	0	50.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	383.160	0	0	0	0	0	383.160
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	200.000	0	0	0	0	0	200.000
402	10	08	00	Materiales para equipos de computación	183.160	0	0	0	0	0	183.160
403	**00**	**00**	**00**	**Servicios no personales**	**1.170.098**	**0**	**0**	**0**	**0**	0	**1.170.098**
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	769.686	0	0	0	0	0	769.686
403	10	04	00	Servicios de ingeniería y arquitectónicos	769.686	0	0	0	0	0	769.686

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 117792 620028000 DISEÑO DE LOS NUEVOS DESARROLLOS URBANOS HABITACIONALES ENFOCADOS AL CONCEPTO DE LA CIUDAD SOCIALISTA. SEGUNDA ETAPA.

OBJETIVO DEL PROYECTO: DISEÑAR LOS NUEVOS DESARROLLOS HABITACIONALES, APLICANDO LOS CRITERIOS RECTORES Y LINEAMIENTOS DE LA "CIUDAD SOCIALISTA", EN TERRENOS QUE HAYAN SIDO DECRETADOS "AVIVIR", LOS SELECCIONADOS POR EL ÓRGANO SUPERIOR DE VIVIENDA O LOS QUE MPPVH CONSIDERE PRIORITARIOS.

UNIDAD DE MEDIDA: PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y POLÍTICAS DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 620028003 ELABORACIÓN DE LOS ANTEPROYECTOS DE LOS DESARROLLOS HABITACIONALES.

UNIDAD DE MEDIDA: ANTEPROYECTO **META:** 2

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	380.412	0	0	0	0	0	380.412
403	18	01	00	Impuesto al valor agregado	380.412	0	0	0	0	0	380.412
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**
404	04	00	00	Equipos de transporte, tracción y elevación	400.000	0	0	0	0	0	400.000
404	04	01	00	Vehículos automotores terrestres	400.000	0	0	0	0	0	400.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	03	00	Mobiliario y equipos de alojamiento	100.000	0	0	0	0	0	100.000
404	99	00	00	Otros activos reales	300.000	0	0	0	0	0	300.000
404	99	01	00	Otros activos reales	300.000	0	0	0	0	0	300.000
				Totales	**3.170.098**	**0**	**0**	**0**	**0**	0	**3.170.098**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 117792 620028000 DISEÑO DE LOS NUEVOS DESARROLLOS URBANOS HABITACIONALES ENFOCADOS AL CONCEPTO DE LA CIUDAD SOCIALISTA. SEGUNDA ETAPA.

OBJETIVO DEL PROYECTO: DISEÑAR LOS NUEVOS DESARROLLOS HABITACIONALES, APLICANDO LOS CRITERIOS RECTORES Y LINEAMIENTOS DE LA "CIUDAD SOCIALISTA", EN TERRENOS QUE HAYAN SIDO DECRETADOS "AVIVIR", LOS SELECCIONADOS POR EL ÓRGANO SUPERIOR DE VIVIENDA O LOS QUE MPPVH CONSIDERE PRIORITARIOS.

UNIDAD DE MEDIDA: PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y POLÍTICAS DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 620028004 ELABORACIÓN DE LOS PROYECTOS DE LOS DESARROLLOS HABITACIONALES

UNIDAD DE MEDIDA: PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.000.000**	0	0	0	0	0	**1.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	80.840	0	0	0	0	0	80.840
402	01	01	00	Alimentos y bebidas para personas	80.840	0	0	0	0	0	80.840
402	03	00	00	Textiles y vestuarios	86.000	0	0	0	0	0	86.000
402	03	01	00	Textiles	20.000	0	0	0	0	0	20.000
402	03	02	00	Prendas de vestir	46.000	0	0	0	0	0	46.000
402	03	03	00	Calzados	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	400.000	0	0	0	0	0	400.000
402	05	01	00	Pulpa de madera, papel y cartón	100.000	0	0	0	0	0	100.000
402	05	02	00	Envases y cajas de papel y cartón	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	0	50.000
402	05	06	00	Productos de papel y cartón para computación	50.000	0	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.000	0	0	0	0	0	50.000
402	05	99	00	Otros productos de pulpa, papel y cartón	50.000	0	0	0	0	0	50.000
402	08	00	00	Productos metálicos	50.000	0	0	0	0	0	50.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	383.160	0	0	0	0	0	383.160
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	200.000	0	0	0	0	0	200.000
402	10	08	00	Materiales para equipos de computación	183.160	0	0	0	0	0	183.160
403	**00**	**00**	**00**	**Servicios no personales**	**1.194.502**	0	0	0	0	0	**1.194.502**
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	791.162	0	0	0	0	0	791.162
403	10	04	00	Servicios de ingeniería y arquitectónicos	741.162	0	0	0	0	0	741.162

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 117792 620028000 DISEÑO DE LOS NUEVOS DESARROLLOS URBANOS HABITACIONALES ENFOCADOS AL CONCEPTO DE LA CIUDAD SOCIALISTA. SEGUNDA ETAPA.

OBJETIVO DEL PROYECTO: DISEÑAR LOS NUEVOS DESARROLLOS HABITACIONALES, APLICANDO LOS CRITERIOS RECTORES Y LINEAMIENTOS DE LA "CIUDAD SOCIALISTA", EN TERRENOS QUE HAYAN SIDO DECRETADOS "AVIVIR", LOS SELECCIONADOS POR EL ÓRGANO SUPERIOR DE VIVIENDA O LOS QUE MPPVH CONSIDERE PRIORITARIOS.

UNIDAD DE MEDIDA: PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y POLÍTICAS DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 620028004 ELABORACIÓN DE LOS PROYECTOS DE LOS DESARROLLOS HABITACIONALES

UNIDAD DE MEDIDA: PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	383.340	0	0	0	0	0	383.340
403	18	01	00	Impuesto al valor agregado	383.340	0	0	0	0	0	383.340
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
404	04	00	00	Equipos de transporte, tracción y elevación	400.000	0	0	0	0	0	400.000
404	04	01	00	Vehículos automotores terrestres	400.000	0	0	0	0	0	400.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	03	00	Mobiliario y equipos de alojamiento	100.000	0	0	0	0	0	100.000
404	99	00	00	Otros activos reales	300.000	0	0	0	0	0	300.000
404	99	01	00	Otros activos reales	300.000	0	0	0	0	0	300.000
				Totales	**3.194.502**	**0**	**0**	**0**	**0**	**0**	**3.194.502**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 118018 620029000 FORTALECIMIENTO Y DESARROLLO DE UN SISTEMA DE GESTIÓN EN EL ÁREA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN DEL MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT.

OBJETIVO DEL PROYECTO: DESARROLLAR Y GENERAR UN SISTEMA DE OBTENCIÓN, USO, MANEJO, DIVULGACIÓN Y DEMANDA DE INFORMACIÓN EN EL ÁREA DE PLANIFICACIÓN, QUE PERMITA LA TOMA DE DECISIONES OPORTUNA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**173.500**	**0**	**0**	**0**	**0**	**0**	**173.500**
402	01	00	00	Productos alimenticios y agropecuarios	21.000	0	0	0	0	0	21.000
402	01	01	00	Alimentos y bebidas para personas	21.000	0	0	0	0	0	21.000
402	05	00	00	Productos de papel, cartón e impresos	42.500	0	0	0	0	0	42.500
402	05	06	00	Productos de papel y cartón para computación	42.500	0	0	0	0	0	42.500
402	10	00	00	Productos varios y útiles diversos	110.000	0	0	0	0	0	110.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	60.000	0	0	0	0	0	60.000
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**326.500**	**0**	**0**	**0**	**0**	**0**	**326.500**
403	10	00	00	Servicios profesionales y técnicos	326.500	0	0	0	0	0	326.500
403	10	03	00	Servicios de procesamiento de datos	226.500	0	0	0	0	0	226.500
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	0	100.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PROYECTO: 118018 620029000 FORTALECIMIENTO Y DESARROLLO DE UN SISTEMA DE GESTIÓN EN EL ÁREA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN DEL MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT.

OBJETIVO DEL PROYECTO: DESARROLLAR Y GENERAR UN SISTEMA DE OBTENCIÓN, USO, MANEJO, DIVULGACIÓN Y DEMANDA DE INFORMACIÓN EN EL ÁREA DE PLANIFICACIÓN, QUE PERMITA LA TOMA DE DECISIONES OPORTUNA

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 118018 620029000 FORTALECIMIENTO Y DESARROLLO DE UN SISTEMA DE GESTIÓN EN EL ÁREA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN DEL MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT.

OBJETIVO DEL PROYECTO: DESARROLLAR Y GENERAR UN SISTEMA DE OBTENCIÓN, USO, MANEJO, DIVULGACIÓN Y DEMANDA DE INFORMACIÓN EN EL ÁREA DE PLANIFICACIÓN, QUE PERMITA LA TOMA DE DECISIONES OPORTUNA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 620029001 CREACIÓN DE UN SISTEMA GESTIÓN AUTOMATIZADO.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**173.500**	**0**	**0**	**0**	**0**	0	**173.500**
402	01	00	00	Productos alimenticios y agropecuarios	21.000	0	0	0	0	0	21.000
402	01	01	00	Alimentos y bebidas para personas	21.000	0	0	0	0	0	21.000
402	05	00	00	Productos de papel, cartón e impresos	42.500	0	0	0	0	0	42.500
402	05	06	00	Productos de papel y cartón para computación	42.500	0	0	0	0	0	42.500
402	10	00	00	Productos varios y útiles diversos	110.000	0	0	0	0	0	110.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	60.000	0	0	0	0	0	60.000
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**226.500**	**0**	**0**	**0**	**0**	0	**226.500**
403	10	00	00	Servicios profesionales y técnicos	226.500	0	0	0	0	0	226.500
403	10	03	00	Servicios de procesamiento de datos	226.500	0	0	0	0	0	226.500
				Totales	**400.000**	**0**	**0**	**0**	**0**	0	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 118018 620029000 FORTALECIMIENTO Y DESARROLLO DE UN SISTEMA DE GESTIÓN EN EL ÁREA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN DEL MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT.

OBJETIVO DEL PROYECTO: DESARROLLAR Y GENERAR UN SISTEMA DE OBTENCIÓN, USO, MANEJO, DIVULGACIÓN Y DEMANDA DE INFORMACIÓN EN EL ÁREA DE PLANIFICACIÓN, QUE PERMITA LA TOMA DE DECISIONES OPORTUNA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 620029002 CAPACITACIÓN Y ADIESTRAMIENTO

UNIDAD DE MEDIDA: CURSO **META:** 10

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
403	10	00	00	Servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	0	100.000
				Totales	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 117867 620030000 PLAN DE SEGURIDAD INDUSTRIAL,HIGIENE Y ERGONOMÍA TERCERA ETAPA

OBJETIVO DEL PROYECTO: GARANTIZA EN CUMPLIMIENTO DE LA NORMA VIGENTE, MINIMIZADO EL RIESGO EN EL ÁREA LABORAL, PROTEGER Y PROMOVER EL BIENESTAR DE LOS TRABAJADORES.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 9.070 **FEMENINO:** 3.923 **MASCULINO:** 5.147

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**800.000**	**0**	**0**	**0**	**0**	**0**	**800.000**
403	10	00	00	Servicios profesionales y técnicos	121.644	0	0	0	0	0	121.644
403	10	07	00	Servicios de capacitación y adiestramiento	121.644	0	0	0	0	0	121.644
403	12	00	00	Conservación y reparaciones menores de obras	678.356	0	0	0	0	0	678.356
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	678.356	0	0	0	0	0	678.356
				Totales	**800.000**	**0**	**0**	**0**	**0**	**0**	**800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 117867 620030000 PLAN DE SEGURIDAD INDUSTRIAL,HIGIENE Y ERGONOMÍA TERCERA ETAPA

OBJETIVO DEL PROYECTO: GARANTIZA EN CUMPLIMIENTO DE LA NORMA VIGENTE, MINIMIZADO EL RIESGO EN EL ÁREA LABORAL, PROTEGER Y PROMOVER EL BIENESTAR DE LOS TRABAJADORES.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 9.070 **FEMENINO:** 3.923 **MASCULINO:** 5.147

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 117867 620030000 PLAN DE SEGURIDAD INDUSTRIAL,HIGIENE Y ERGONOMÍA TERCERA ETAPA

OBJETIVO DEL PROYECTO: GARANTIZA EN CUMPLIMIENTO DE LA NORMA VIGENTE, MINIMIZADO EL RIESGO EN EL ÁREA LABORAL, PROTEGER Y PROMOVER EL BIENESTAR DE LOS TRABAJADORES.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 9.070 **FEMENINO:** 3.923 **MASCULINO:** 5.147

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 620030001 REPARACIÓN Y MANTENIMIENTO DE EQUIPOS

UNIDAD DE MEDIDA: REPARACIÓN Y MANTENIMIENTO **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA VIVIENDA Y HÁBITAT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**678.356**	**0**	**0**	**0**	**0**	**0**	**678.356**
403	12	00	00	Conservación y reparaciones menores de obras	678.356	0	0	0	0	0	678.356
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	678.356	0	0	0	0	0	678.356
				Totales	**678.356**	**0**	**0**	**0**	**0**	**0**	**678.356**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 117867 620030000 PLAN DE SEGURIDAD INDUSTRIAL,HIGIENE Y ERGONOMÍA TERCERA ETAPA

OBJETIVO DEL PROYECTO: GARANTIZA EN CUMPLIMIENTO DE LA NORMA VIGENTE, MINIMIZADO EL RIESGO EN EL ÁREA LABORAL, PROTEGER Y PROMOVER EL BIENESTAR DE LOS TRABAJADORES.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 9.070 **FEMENINO:** 3.923 **MASCULINO:** 5.147

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 620030002 CAPACITACIÓN Y ADIESTRAMIENTO

UNIDAD DE MEDIDA: CURSO **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA VIVIENDA Y HÁBITAT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**121.644**	0	0	0	0	0	**121.644**
403	10	00	00	Servicios profesionales y técnicos	121.644	0	0	0	0	0	121.644
403	10	07	00	Servicios de capacitación y adiestramiento	121.644	0	0	0	0	0	121.644
				Totales	**121.644**	0	0	0	0	0	**121.644**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 117751 620031000 CONTINUACIÓN DEL PROYECTO SISTEMA DE INDICADORES ESTADÍSTICOS DEL SECTOR VIVIENDA Y HÁBITAT.

OBJETIVO DEL PROYECTO: ACTUALIZAR, MANTENER Y/O MEJORAR CONTINUAMENTE EL SISTEMA DE INDICADORES ESTADÍSTICOS Y SISTEMA REFERENCIAL DE COSTOS DEL SECTOR VIVIENDA Y HÁBITAT.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y POLÍTICAS DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**62.456**	**0**	**0**	**0**	**0**	**0**	**62.456**
402	01	00	00	Productos alimenticios y agropecuarios	10.450	0	0	0	0	0	10.450
402	01	01	00	Alimentos y bebidas para personas	10.450	0	0	0	0	0	10.450
402	05	00	00	Productos de papel, cartón e impresos	18.564	0	0	0	0	0	18.564
402	05	03	00	Productos de papel y cartón para oficina	8.050	0	0	0	0	0	8.050
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.514	0	0	0	0	0	10.514
402	10	00	00	Productos varios y útiles diversos	33.442	0	0	0	0	0	33.442
402	10	08	00	Materiales para equipos de computación	33.442	0	0	0	0	0	33.442
403	**00**	**00**	**00**	**Servicios no personales**	**322.238**	**0**	**0**	**0**	**0**	**0**	**322.238**
403	09	00	00	Viáticos y pasajes	24.000	0	0	0	0	0	24.000
403	09	01	00	Viáticos y pasajes dentro del país	24.000	0	0	0	0	0	24.000
403	10	00	00	Servicios profesionales y técnicos	238.238	0	0	0	0	0	238.238
403	10	99	00	Otros servicios profesionales y técnicos	238.238	0	0	0	0	0	238.238
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	0	60.000
404	**00**	**00**	**00**	**Activos reales**	**115.306**	**0**	**0**	**0**	**0**	**0**	**115.306**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	20.142	0	0	0	0	0	20.142
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	20.142	0	0	0	0	0	20.142
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	34.400	0	0	0	0	0	34.400
404	09	01	00	Mobiliario y equipos de oficina	34.400	0	0	0	0	0	34.400
404	12	00	00	Activos intangibles	60.764	0	0	0	0	0	60.764
404	12	04	00	Paquetes y programas de computación	60.764	0	0	0	0	0	60.764
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 117751 620031000 CONTINUACIÓN DEL PROYECTO SISTEMA DE INDICADORES ESTADÍSTICOS DEL SECTOR VIVIENDA Y HÁBITAT.

OBJETIVO DEL PROYECTO: ACTUALIZAR, MANTENER Y/O MEJORAR CONTINUAMENTE EL SISTEMA DE INDICADORES ESTADÍSTICOS Y SISTEMA REFERENCIAL DE COSTOS DEL SECTOR VIVIENDA Y HÁBITAT.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y POLÍTICAS DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 117751 620031000 CONTINUACIÓN DEL PROYECTO SISTEMA DE INDICADORES ESTADÍSTICOS DEL SECTOR VIVIENDA Y HÁBITAT.

OBJETIVO DEL PROYECTO: ACTUALIZAR, MANTENER Y/O MEJORAR CONTINUAMENTE EL SISTEMA DE INDICADORES ESTADÍSTICOS Y SISTEMA REFERENCIAL DE COSTOS DEL SECTOR VIVIENDA Y HÁBITAT.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y POLÍTICAS DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 620031001 GENERACIÓN, MANTENIMIENTO Y ACTUALIZACIÓN DEL SISTEMA DE INDICADORES ESTADÍSTICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**31.228**	0	0	0	0	0	31.228
402	01	00	00	Productos alimenticios y agropecuarios	5.225	0	0	0	0	0	5.225
402	01	01	00	Alimentos y bebidas para personas	5.225	0	0	0	0	0	5.225
402	05	00	00	Productos de papel, cartón e impresos	9.282	0	0	0	0	0	9.282
402	05	03	00	Productos de papel y cartón para oficina	4.025	0	0	0	0	0	4.025
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.257	0	0	0	0	0	5.257
402	10	00	00	Productos varios y útiles diversos	16.721	0	0	0	0	0	16.721
402	10	08	00	Materiales para equipos de computación	16.721	0	0	0	0	0	16.721
403	**00**	**00**	**00**	**Servicios no personales**	**161.119**	0	0	0	0	0	**161.119**
403	09	00	00	Viáticos y pasajes	12.000	0	0	0	0	0	12.000
403	09	01	00	Viáticos y pasajes dentro del país	12.000	0	0	0	0	0	12.000
403	10	00	00	Servicios profesionales y técnicos	119.119	0	0	0	0	0	119.119
403	10	99	00	Otros servicios profesionales y técnicos	119.119	0	0	0	0	0	119.119
403	18	00	00	Impuestos indirectos	30.000	0	0	0	0	0	30.000
403	18	01	00	Impuesto al valor agregado	30.000	0	0	0	0	0	30.000
404	**00**	**00**	**00**	**Activos reales**	**57.653**	0	0	0	0	0	**57.653**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	10.071	0	0	0	0	0	10.071
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	10.071	0	0	0	0	0	10.071
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	17.200	0	0	0	0	0	17.200
404	09	01	00	Mobiliario y equipos de oficina	17.200	0	0	0	0	0	17.200
404	12	00	00	Activos intangibles	30.382	0	0	0	0	0	30.382
404	12	04	00	Paquetes y programas de computación	30.382	0	0	0	0	0	30.382
				Totales	**250.000**	0	0	0	0	0	**250.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 117751 620031000 CONTINUACIÓN DEL PROYECTO SISTEMA DE INDICADORES ESTADÍSTICOS DEL SECTOR VIVIENDA Y HÁBITAT.

OBJETIVO DEL PROYECTO: ACTUALIZAR, MANTENER Y/O MEJORAR CONTINUAMENTE EL SISTEMA DE INDICADORES ESTADÍSTICOS Y SISTEMA REFERENCIAL DE COSTOS DEL SECTOR VIVIENDA Y HÁBITAT.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y POLÍTICAS DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 620031002 GENERACIÓN, MANTENIMIENTO Y ACTUALIZACIÓN DEL TABULADOR REFERENCIAL DE COSTOS.

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**31.228**	0	0	0	0	0	**31.228**
402	01	00	00	Productos alimenticios y agropecuarios	5.225	0	0	0	0	0	5.225
402	01	01	00	Alimentos y bebidas para personas	5.225	0	0	0	0	0	5.225
402	05	00	00	Productos de papel, cartón e impresos	9.282	0	0	0	0	0	9.282
402	05	03	00	Productos de papel y cartón para oficina	4.025	0	0	0	0	0	4.025
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.257	0	0	0	0	0	5.257
402	10	00	00	Productos varios y útiles diversos	16.721	0	0	0	0	0	16.721
402	10	08	00	Materiales para equipos de computación	16.721	0	0	0	0	0	16.721
403	**00**	**00**	**00**	**Servicios no personales**	**161.119**	0	0	0	0	0	**161.119**
403	09	00	00	Viáticos y pasajes	12.000	0	0	0	0	0	12.000
403	09	01	00	Viáticos y pasajes dentro del país	12.000	0	0	0	0	0	12.000
403	10	00	00	Servicios profesionales y técnicos	119.119	0	0	0	0	0	119.119
403	10	99	00	Otros servicios profesionales y técnicos	119.119	0	0	0	0	0	119.119
403	18	00	00	Impuestos indirectos	30.000	0	0	0	0	0	30.000
403	18	01	00	Impuesto al valor agregado	30.000	0	0	0	0	0	30.000
404	**00**	**00**	**00**	**Activos reales**	**57.653**	0	0	0	0	0	**57.653**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	10.071	0	0	0	0	0	10.071
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	10.071	0	0	0	0	0	10.071
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	17.200	0	0	0	0	0	17.200
404	09	01	00	Mobiliario y equipos de oficina	17.200	0	0	0	0	0	17.200
404	12	00	00	Activos intangibles	30.382	0	0	0	0	0	30.382
404	12	04	00	Paquetes y programas de computación	30.382	0	0	0	0	0	30.382
				Totales	**250.000**	0	0	0	0	0	**250.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 117961 620032000 ESTABLECIMIENTO DE RELACIONES ARRENDATICIAS JUSTAS, QUE PROCUREN EL BIENESTAR Y LA SEGURIDAD JURÍDICA DE LAS PARTES.

OBJETIVO DEL PROYECTO: ADECUAR LA SUPERINTENDENCIA NACIONAL DE ARRENDAMIENTOS DE VIVIENDA AL RÉGIMEN JURÍDICO ARRENDATICIO PARA INMUEBLES DESTINADOS A VIVIENDA.

UNIDAD DE MEDIDA: PROCEDIMIENTO **META:** 1.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE ARRENDAMIENTO DE VIVIENDA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**350.000**	**0**	**0**	**0**	**0**	**0**	**350.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	350.000	0	0	0	0	0	350.000
401	01	18	00	Remuneraciones al personal contratado	350.000	0	0	0	0	0	350.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
402	01	00	00	Productos alimenticios y agropecuarios	59.975	0	0	0	0	0	59.975
402	01	01	00	Alimentos y bebidas para personas	59.975	0	0	0	0	0	59.975
402	05	00	00	Productos de papel, cartón e impresos	143.740	0	0	0	0	0	143.740
402	05	01	00	Pulpa de madera, papel y cartón	103.740	0	0	0	0	0	103.740
402	05	99	00	Otros productos de pulpa, papel y cartón	40.000	0	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	46.285	0	0	0	0	0	46.285
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	46.285	0	0	0	0	0	46.285
403	**00**	**00**	**00**	**Servicios no personales**	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**
403	09	00	00	Viáticos y pasajes	280.000	0	0	0	0	0	280.000
403	09	01	00	Viáticos y pasajes dentro del pais	280.000	0	0	0	0	0	280.000
403	18	00	00	Impuestos indirectos	120.000	0	0	0	0	0	120.000
403	18	01	00	Impuesto al valor agregado	120.000	0	0	0	0	0	120.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 117961 620032000 ESTABLECIMIENTO DE RELACIONES ARRENDATICIAS JUSTAS, QUE PROCUREN EL BIENESTAR Y LA SEGURIDAD JURÍDICA DE LAS PARTES.

OBJETIVO DEL PROYECTO: ADECUAR LA SUPERINTENDENCIA NACIONAL DE ARRENDAMIENTOS DE VIVIENDA AL RÉGIMEN JURÍDICO ARRENDATICIO PARA INMUEBLES DESTINADOS A VIVIENDA.

UNIDAD DE MEDIDA: PROCEDIMIENTO **META:** 1.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE ARRENDAMIENTO DE VIVIENDA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 117961 620032000 ESTABLECIMIENTO DE RELACIONES ARRENDATICIAS JUSTAS, QUE PROCUREN EL BIENESTAR Y LA SEGURIDAD JURÍDICA DE LAS PARTES.

OBJETIVO DEL PROYECTO: ADECUAR LA SUPERINTENDENCIA NACIONAL DE ARRENDAMIENTOS DE VIVIENDA AL RÉGIMEN JURÍDICO ARRENDATICIO PARA INMUEBLES DESTINADOS A VIVIENDA.

UNIDAD DE MEDIDA: PROCEDIMIENTO **META:** 1.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE ARRENDAMIENTO DE VIVIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 620032001 ATENDER A PERSONAS Y COMUNIDADES ORGANIZADAS EN MATERIA DE ARRENDAMIENTO.

UNIDAD DE MEDIDA: PROCEDIMIENTO **META:** 1.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE ARRENDAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**350.000**	**0**	**0**	**0**	**0**	0	**350.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	350.000	0	0	0	0	0	350.000
401	01	18	00	Remuneraciones al personal contratado	350.000	0	0	0	0	0	350.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**250.000**	**0**	**0**	**0**	**0**	0	**250.000**
402	01	00	00	Productos alimenticios y agropecuarios	59.975	0	0	0	0	0	59.975
402	01	01	00	Alimentos y bebidas para personas	59.975	0	0	0	0	0	59.975
402	05	00	00	Productos de papel, cartón e impresos	143.740	0	0	0	0	0	143.740
402	05	01	00	Pulpa de madera, papel y cartón	103.740	0	0	0	0	0	103.740
402	05	99	00	Otros productos de pulpa, papel y cartón	40.000	0	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	46.285	0	0	0	0	0	46.285
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	46.285	0	0	0	0	0	46.285
403	**00**	**00**	**00**	**Servicios no personales**	**60.000**	**0**	**0**	**0**	**0**	0	**60.000**
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	0	60.000
				Totales	**660.000**	**0**	**0**	**0**	**0**	0	**660.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 117961 620032000 ESTABLECIMIENTO DE RELACIONES ARRENDATICIAS JUSTAS, QUE PROCUREN EL BIENESTAR Y LA SEGURIDAD JURÍDICA DE LAS PARTES.

OBJETIVO DEL PROYECTO: ADECUAR LA SUPERINTENDENCIA NACIONAL DE ARRENDAMIENTOS DE VIVIENDA AL RÉGIMEN JURÍDICO ARRENDATICIO PARA INMUEBLES DESTINADOS A VIVIENDA.

UNIDAD DE MEDIDA: PROCEDIMIENTO **META:** 1.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE ARRENDAMIENTO DE VIVIENDA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 620032002 CONTROLAR LAS RELACIONES ARRENDATICIAS.

UNIDAD DE MEDIDA: INSPECCIÓN Y FISCALIZACIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE ARRENDAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**340.000**	**0**	**0**	**0**	**0**	**0**	**340.000**
403	09	00	00	Viáticos y pasajes	280.000	0	0	0	0	0	280.000
403	09	01	00	Viáticos y pasajes dentro del país	280.000	0	0	0	0	0	280.000
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	0	60.000
				Totales	**340.000**	**0**	**0**	**0**	**0**	**0**	**340.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 629999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES A LOS ENTES DESCENTRALIZADOS EN LA EJECUCION DE PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.500.000.000

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.500.000.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000.000**
407	03	00	00	Transferencias y donaciones de capital internas	1.500.000.000	0	0	0	0	0	1.500.000.000
407	03	03	00	Transferencias de capital internas al sector público	1.500.000.000	0	0	0	0	0	1.500.000.000
407	03	03	06	Transferencias de capital a entes descentralizados financieros bancarios	1.500.000.000	0	0	0	0	0	1.500.000.000
				Totales	**1.500.000.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 629999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES A LOS ENTES DESCENTRALIZADOS EN LA EJECUCION DE PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.500.000.000

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.500.000.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000.000**
407	03	00	00	Transferencias y donaciones de capital internas	1.500.000.000	0	0	0	0	0	1.500.000.000
407	03	03	00	Transferencias de capital internas al sector público	1.500.000.000	0	0	0	0	0	1.500.000.000
407	03	03	06	Transferencias de capital a entes descentralizados financieros bancarios	1.500.000.000	0	0	0	0	0	1.500.000.000
				- A0711 Banco Nacional de Vivienda y Hábitat (BANAVIH)	1.500.000.000	0	0	0	0	0	1.500.000.000
				Totales	**1.500.000.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 629999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES A LOS ENTES DESCENTRALIZADOS EN LA EJECUCION DE PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.500.000.000

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 629999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE BANCO NACIONAL DE VIVIENDA Y HÁBITAT(BANAVIH)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.500.000.000

RESPONSABLE/EJECUTOR: BANCO NACIONAL DE VIVIENDA Y HÁBITAT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.500.000.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000.000**
407	03	00	00	Transferencias y donaciones de capital internas	1.500.000.000	0	0	0	0	0	1.500.000.000
407	03	03	00	Transferencias de capital internas al sector público	1.500.000.000	0	0	0	0	0	1.500.000.000
407	03	03	06	Transferencias de capital a entes descentralizados financieros bancarios	1.500.000.000	0	0	0	0	0	1.500.000.000
				Totales	**1.500.000.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

ACCIÓN CENTRALIZADA: 620001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**279.290.941**	**0**	**0**	**0**	**0**	**0**	**279.290.941**
401	01	00	00	Sueldos, salarios y otras retribuciones	46.353.559	0	0	0	0	0	46.353.559
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	14.961.088	0	0	0	0	0	14.961.088
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	5.996.584	0	0	0	0	0	5.996.584
401	01	18	00	Remuneraciones al personal contratado	25.017.713	0	0	0	0	0	25.017.713
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	260.000	0	0	0	0	0	260.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	48.010	0	0	0	0	0	48.010
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	70.164	0	0	0	0	0	70.164
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	800.000	0	0	0	0	0	800.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	500.000	0	0	0	0	0	500.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	300.000	0	0	0	0	0	300.000
401	03	00	00	Primas	27.001.345	0	0	0	0	0	27.001.345
401	03	02	00	Primas de transporte a empleados	2.520.000	0	0	0	0	0	2.520.000
401	03	03	00	Primas por hogar a empleados	3.200.000	0	0	0	0	0	3.200.000
401	03	04	00	Primas por hijos a empleados	600.000	0	0	0	0	0	600.000
401	03	08	00	Primas de profesionalización a empleados	840.000	0	0	0	0	0	840.000
401	03	09	00	Primas por antigüedad a empleados	1.200.000	0	0	0	0	0	1.200.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	7.800.000	0	0	0	0	0	7.800.000
401	03	17	00	Primas de transporte a obreros	835.200	0	0	0	0	0	835.200
401	03	18	00	Primas por hogar a obreros	835.200	0	0	0	0	0	835.200
401	03	19	00	Primas por hijos de obreros	835.200	0	0	0	0	0	835.200
401	03	21	00	Primas por antigüedad a obreros	840.000	0	0	0	0	0	840.000
401	03	22	00	Primas de profesionalización a obreros	420.000	0	0	0	0	0	420.000
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	197.693	0	0	0	0	0	197.693
401	03	95	00	Otras primas al personal de alto nivel y de dirección	3.949.251	0	0	0	0	0	3.949.251
401	03	97	00	Otras primas a empleados	2.928.801	0	0	0	0	0	2.928.801
401	04	00	00	Complementos de sueldos y salarios	33.495.678	0	0	0	0	0	33.495.678
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	200.000	0	0	0	0	0	200.000
401	04	02	00	Complemento a empleados por trabajo nocturno	150.000	0	0	0	0	0	150.000
401	04	06	00	Complemento a empleados por comisión de servicios	960.000	0	0	0	0	0	960.000
401	04	08	00	Bono compensatorio de alimentación a empleados	7.200.000	0	0	0	0	0	7.200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

ACCIÓN CENTRALIZADA: 620001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	200.000	0	0	0	0	0	200.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	200.000	0	0	0	0	0	200.000
401	04	18	00	Bono compensatorio de alimentación a obreros	5.405.460	0	0	0	0	0	5.405.460
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	300.000	0	0	0	0	0	300.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	12.360.000	0	0	0	0	0	12.360.000
401	04	27	00	Bono compensatorio de transporte al personal contratado	150.000	0	0	0	0	0	150.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	14.136	0	0	0	0	0	14.136
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.656.082	0	0	0	0	0	2.656.082
401	04	96	00	Otros complementos a empleados	1.500.000	0	0	0	0	0	1.500.000
401	04	97	00	Otros complementos a obreros	700.000	0	0	0	0	0	700.000
401	04	98	00	Otros complementos al personal contratado	1.500.000	0	0	0	0	0	1.500.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	32.280.580	0	0	0	0	0	32.280.580
401	05	01	00	Aguinaldos a empleados	9.029.484	0	0	0	0	0	9.029.484
401	05	03	00	Bono vacacional a empleados	4.299.754	0	0	0	0	0	4.299.754
401	05	04	00	Aguinaldos a obreros	3.212.886	0	0	0	0	0	3.212.886
401	05	06	00	Bono vacacional a obreros	1.285.154	0	0	0	0	0	1.285.154
401	05	07	00	Aguinaldos al personal contratado	7.453.932	0	0	0	0	0	7.453.932
401	05	08	00	Bono vacacional al personal contratado	4.806.055	0	0	0	0	0	4.806.055
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	59.116	0	0	0	0	0	59.116
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	21.826	0	0	0	0	0	21.826
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.426.541	0	0	0	0	0	1.426.541
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	685.832	0	0	0	0	0	685.832
401	06	00	00	Aportes patronales y legales	12.589.627	0	0	0	0	0	12.589.627
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.444.390	0	0	0	0	0	2.444.390
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.074.569	0	0	0	0	0	1.074.569
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	585.455	0	0	0	0	0	585.455
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	900.562	0	0	0	0	0	900.562
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.246.866	0	0	0	0	0	1.246.866
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	372.160	0	0	0	0	0	372.160
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	274.543	0	0	0	0	0	274.543
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	351.292	0	0	0	0	0	351.292

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.558.751	0	0	0	0	0	2.558.751
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	758.312	0	0	0	0	0	758.312
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	16.994	0	0	0	0	0	16.994
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.988	0	0	0	0	0	3.988
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	14.787	0	0	0	0	0	14.787
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	921.369	0	0	0	0	0	921.369
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	203.892	0	0	0	0	0	203.892
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	173.252	0	0	0	0	0	173.252
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	5.000	0	0	0	0	0	5.000
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	187.704	0	0	0	0	0	187.704
401	06	95	00	Otros aportes legales por personal contratado	495.741	0	0	0	0	0	495.741
401	07	00	00	Asistencia socio-económica	109.330.718	0	0	0	0	0	109.330.718
401	07	01	00	Capacitación y adiestramiento a empleados	67.699	0	0	0	0	0	67.699
401	07	03	00	Ayudas por matrimonio a empleados	860	0	0	0	0	0	860
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.200	0	0	0	0	0	1.200
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.771.998	0	0	0	0	0	4.771.998
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	22.665.715	0	0	0	0	0	22.665.715
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	807.000	0	0	0	0	0	807.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	480.000	0	0	0	0	0	480.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	450.000	0	0	0	0	0	450.000
401	07	19	00	Ayudas por matrimonio de obreros	500	0	0	0	0	0	500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	0	1.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.156.639	0	0	0	0	0	1.156.639
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	18.913.611	0	0	0	0	0	18.913.611
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	743.000	0	0	0	0	0	743.000
401	07	26	00	Dotación de uniformes a obreros	1.663.440	0	0	0	0	0	1.663.440
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	560.000	0	0	0	0	0	560.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	600.000	0	0	0	0	0	600.000
401	07	33	00	Asistencia socio-económica al personal contratado	50.710.053	0	0	0	0	0	50.710.053

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	56.020	0	0	0	0	0	56.020
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	117.098	0	0	0	0	0	117.098
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	777.154	0	0	0	0	0	777.154
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.627.731	0	0	0	0	0	3.627.731
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	228.000	0	0	0	0	0	228.000
401	07	96	00	Otras subvenciones a empleados	700.000	0	0	0	0	0	700.000
401	07	97	00	Otras subvenciones a obreros	232.000	0	0	0	0	0	232.000
401	08	00	00	Prestaciones sociales e indemnizaciones	17.439.434	0	0	0	0	0	17.439.434
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.444.322	0	0	0	0	0	5.444.322
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.444.928	0	0	0	0	0	3.444.928
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.245.563	0	0	0	0	0	7.245.563
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	36.482	0	0	0	0	0	36.482
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.268.139	0	0	0	0	0	1.268.139
403	**00**	**00**	**00**	**Servicios no personales**	**709.059**	**0**	**0**	**0**	**0**	**0**	**709.059**
403	18	00	00	Impuestos indirectos	177.039	0	0	0	0	0	177.039
403	18	01	00	Impuesto al valor agregado	177.039	0	0	0	0	0	177.039
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	532.020	0	0	0	0	0	532.020
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	532.020	0	0	0	0	0	532.020
				Totales	**280.000.000**	**0**	**0**	**0**	**0**	**0**	**280.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

ACCIÓN CENTRALIZADA: 620001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

ACCIÓN CENTRALIZADA: 620001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 620001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**279.290.941**	**0**	**0**	**0**	**0**	**0**	**279.290.941**
401	01	00	00	Sueldos, salarios y otras retribuciones	46.353.559	0	0	0	0	0	46.353.559
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	14.961.088	0	0	0	0	0	14.961.088
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	5.996.584	0	0	0	0	0	5.996.584
401	01	18	00	Remuneraciones al personal contratado	25.017.713	0	0	0	0	0	25.017.713
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	260.000	0	0	0	0	0	260.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	48.010	0	0	0	0	0	48.010
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	70.164	0	0	0	0	0	70.164
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	800.000	0	0	0	0	0	800.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	500.000	0	0	0	0	0	500.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	300.000	0	0	0	0	0	300.000
401	03	00	00	Primas	27.001.345	0	0	0	0	0	27.001.345
401	03	02	00	Primas de transporte a empleados	2.520.000	0	0	0	0	0	2.520.000
401	03	03	00	Primas por hogar a empleados	3.200.000	0	0	0	0	0	3.200.000
401	03	04	00	Primas por hijos a empleados	600.000	0	0	0	0	0	600.000
401	03	08	00	Primas de profesionalización a empleados	840.000	0	0	0	0	0	840.000
401	03	09	00	Primas por antigüedad a empleados	1.200.000	0	0	0	0	0	1.200.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	7.800.000	0	0	0	0	0	7.800.000
401	03	17	00	Primas de transporte a obreros	835.200	0	0	0	0	0	835.200
401	03	18	00	Primas por hogar a obreros	835.200	0	0	0	0	0	835.200
401	03	19	00	Primas por hijos de obreros	835.200	0	0	0	0	0	835.200
401	03	21	00	Primas por antigüedad a obreros	840.000	0	0	0	0	0	840.000
401	03	22	00	Primas de profesionalización a obreros	420.000	0	0	0	0	0	420.000
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	197.693	0	0	0	0	0	197.693
401	03	95	00	Otras primas al personal de alto nivel y de dirección	3.949.251	0	0	0	0	0	3.949.251
401	03	97	00	Otras primas a empleados	2.928.801	0	0	0	0	0	2.928.801
401	04	00	00	Complementos de sueldos y salarios	33.495.678	0	0	0	0	0	33.495.678

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

ACCIÓN CENTRALIZADA: 620001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 620001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	200.000	0	0	0	0	0	200.000
401	04	02	00	Complemento a empleados por trabajo nocturno	150.000	0	0	0	0	0	150.000
401	04	06	00	Complemento a empleados por comisión de servicios	960.000	0	0	0	0	0	960.000
401	04	08	00	Bono compensatorio de alimentación a empleados	7.200.000	0	0	0	0	0	7.200.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	200.000	0	0	0	0	0	200.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	200.000	0	0	0	0	0	200.000
401	04	18	00	Bono compensatorio de alimentación a obreros	5.405.460	0	0	0	0	0	5.405.460
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	300.000	0	0	0	0	0	300.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	12.360.000	0	0	0	0	0	12.360.000
401	04	27	00	Bono compensatorio de transporte al personal contratado	150.000	0	0	0	0	0	150.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	14.136	0	0	0	0	0	14.136
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.656.082	0	0	0	0	0	2.656.082
401	04	96	00	Otros complementos a empleados	1.500.000	0	0	0	0	0	1.500.000
401	04	97	00	Otros complementos a obreros	700.000	0	0	0	0	0	700.000
401	04	98	00	Otros complementos al personal contratado	1.500.000	0	0	0	0	0	1.500.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	32.280.580	0	0	0	0	0	32.280.580
401	05	01	00	Aguinaldos a empleados	9.029.484	0	0	0	0	0	9.029.484
401	05	03	00	Bono vacacional a empleados	4.299.754	0	0	0	0	0	4.299.754
401	05	04	00	Aguinaldos a obreros	3.212.886	0	0	0	0	0	3.212.886
401	05	06	00	Bono vacacional a obreros	1.285.154	0	0	0	0	0	1.285.154
401	05	07	00	Aguinaldos al personal contratado	7.453.932	0	0	0	0	0	7.453.932
401	05	08	00	Bono vacacional al personal contratado	4.806.055	0	0	0	0	0	4.806.055
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	59.116	0	0	0	0	0	59.116
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	21.826	0	0	0	0	0	21.826
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.426.541	0	0	0	0	0	1.426.541
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	685.832	0	0	0	0	0	685.832
401	06	00	00	Aportes patronales y legales	12.589.627	0	0	0	0	0	12.589.627

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

ACCIÓN CENTRALIZADA: 620001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 620001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.444.390	0	0	0	0	0	2.444.390
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.074.569	0	0	0	0	0	1.074.569
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	585.455	0	0	0	0	0	585.455
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	900.562	0	0	0	0	0	900.562
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.246.866	0	0	0	0	0	1.246.866
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	372.160	0	0	0	0	0	372.160
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	274.543	0	0	0	0	0	274.543
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	351.292	0	0	0	0	0	351.292
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.558.751	0	0	0	0	0	2.558.751
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	758.312	0	0	0	0	0	758.312
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	16.994	0	0	0	0	0	16.994
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.988	0	0	0	0	0	3.988
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	14.787	0	0	0	0	0	14.787
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	921.369	0	0	0	0	0	921.369
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	203.892	0	0	0	0	0	203.892
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	173.252	0	0	0	0	0	173.252
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	5.000	0	0	0	0	0	5.000
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	187.704	0	0	0	0	0	187.704
401	06	95	00	Otros aportes legales por personal contratado	495.741	0	0	0	0	0	495.741
401	07	00	00	Asistencia socio-económica	109.330.718	0	0	0	0	0	109.330.718
401	07	01	00	Capacitación y adiestramiento a empleados	67.699	0	0	0	0	0	67.699
401	07	03	00	Ayudas por matrimonio a empleados	860	0	0	0	0	0	860
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.200	0	0	0	0	0	1.200
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.771.998	0	0	0	0	0	4.771.998
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	22.665.715	0	0	0	0	0	22.665.715

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

ACCIÓN CENTRALIZADA: 620001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 620001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	807.000	0	0	0	0	0	807.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	480.000	0	0	0	0	0	480.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	450.000	0	0	0	0	0	450.000
401	07	19	00	Ayudas por matrimonio de obreros	500	0	0	0	0	0	500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	0	1.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.156.639	0	0	0	0	0	1.156.639
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	18.913.611	0	0	0	0	0	18.913.611
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	743.000	0	0	0	0	0	743.000
401	07	26	00	Dotación de uniformes a obreros	1.663.440	0	0	0	0	0	1.663.440
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	560.000	0	0	0	0	0	560.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	600.000	0	0	0	0	0	600.000
401	07	33	00	Asistencia socio-económica al personal contratado	50.710.053	0	0	0	0	0	50.710.053
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	56.020	0	0	0	0	0	56.020
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	117.098	0	0	0	0	0	117.098
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	777.154	0	0	0	0	0	777.154
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.627.731	0	0	0	0	0	3.627.731
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	228.000	0	0	0	0	0	228.000
401	07	96	00	Otras subvenciones a empleados	700.000	0	0	0	0	0	700.000
401	07	97	00	Otras subvenciones a obreros	232.000	0	0	0	0	0	232.000
401	08	00	00	Prestaciones sociales e indemnizaciones	17.439.434	0	0	0	0	0	17.439.434
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.444.322	0	0	0	0	0	5.444.322
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.444.928	0	0	0	0	0	3.444.928
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.245.563	0	0	0	0	0	7.245.563
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	36.482	0	0	0	0	0	36.482
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.268.139	0	0	0	0	0	1.268.139

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

ACCIÓN CENTRALIZADA: 620001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 620001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**709.059**	**0**	**0**	**0**	**0**	**0**	**709.059**
403	18	00	00	Impuestos indirectos	177.039	0	0	0	0	0	177.039
403	18	01	00	Impuesto al valor agregado	177.039	0	0	0	0	0	177.039
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	532.020	0	0	0	0	0	532.020
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	532.020	0	0	0	0	0	532.020
				Totales	**280.000.000**	**0**	**0**	**0**	**0**	**0**	**280.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**37.269.082**	**0**	**0**	**0**	**0**	**0**	**37.269.082**
402	01	00	00	Productos alimenticios y agropecuarios	4.548.213	0	0	0	0	0	4.548.213
402	01	01	00	Alimentos y bebidas para personas	4.548.213	0	0	0	0	0	4.548.213
402	03	00	00	Textiles y vestuarios	2.254.535	0	0	0	0	0	2.254.535
402	03	01	00	Textiles	480.750	0	0	0	0	0	480.750
402	03	02	00	Prendas de vestir	1.539.035	0	0	0	0	0	1.539.035
402	03	03	00	Calzados	234.750	0	0	0	0	0	234.750
402	04	00	00	Productos de cuero y caucho	1.033.350	0	0	0	0	0	1.033.350
402	04	03	00	Cauchos y tripas para vehículos	733.350	0	0	0	0	0	733.350
402	04	99	00	Otros productos de cuero y caucho	300.000	0	0	0	0	0	300.000
402	05	00	00	Productos de papel, cartón e impresos	4.651.753	0	0	0	0	0	4.651.753
402	05	01	00	Pulpa de madera, papel y cartón	783.925	0	0	0	0	0	783.925
402	05	02	00	Envases y cajas de papel y cartón	254.780	0	0	0	0	0	254.780
402	05	03	00	Productos de papel y cartón para oficina	1.914.753	0	0	0	0	0	1.914.753
402	05	04	00	Libros, revistas y periódicos	56.845	0	0	0	0	0	56.845
402	05	06	00	Productos de papel y cartón para computación	1.022.000	0	0	0	0	0	1.022.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	331.500	0	0	0	0	0	331.500
402	05	99	00	Otros productos de pulpa, papel y cartón	287.950	0	0	0	0	0	287.950
402	06	00	00	Productos químicos y derivados	3.432.399	0	0	0	0	0	3.432.399
402	06	03	00	Tintas, pinturas y colorantes	2.028.538	0	0	0	0	0	2.028.538
402	06	04	00	Productos farmacéuticos y medicamentos	68.670	0	0	0	0	0	68.670
402	06	05	00	Productos de tocador	62.420	0	0	0	0	0	62.420
402	06	06	00	Combustibles y lubricantes	489.469	0	0	0	0	0	489.469
402	06	08	00	Productos plásticos	783.302	0	0	0	0	0	783.302
402	08	00	00	Productos metálicos	398.050	0	0	0	0	0	398.050
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	151.390	0	0	0	0	0	151.390
402	08	09	00	Repuestos y accesorios para equipos de transporte	246.660	0	0	0	0	0	246.660
402	10	00	00	Productos varios y útiles diversos	12.421.282	0	0	0	0	0	12.421.282
402	10	01	00	Artículos de deporte, recreación y juguetes	189.440	0	0	0	0	0	189.440
402	10	02	00	Materiales y útiles de limpieza y aseo	1.031.264	0	0	0	0	0	1.031.264
402	10	03	00	Utensilios de cocina y comedor	92.910	0	0	0	0	0	92.910
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.164.536	0	0	0	0	0	1.164.536
402	10	06	00	Condecoraciones, ofrendas y similares	30.950	0	0	0	0	0	30.950

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	158.300	0	0	0	0	0	158.300
402	10	08	00	Materiales para equipos de computación	7.084.313	0	0	0	0	0	7.084.313
402	10	09	00	Especies timbradas y valores	17.835	0	0	0	0	0	17.835
402	10	11	00	Materiales eléctricos	54.950	0	0	0	0	0	54.950
402	10	12	00	Materiales para instalaciones sanitarias	97.650	0	0	0	0	0	97.650
402	10	13	00	Materiales fotográficos	102.500	0	0	0	0	0	102.500
402	10	99	00	Otros productos y útiles diversos	2.396.634	0	0	0	0	0	2.396.634
402	99	00	00	Otros materiales y suministros	8.529.500	0	0	0	0	0	8.529.500
402	99	01	00	Otros materiales y suministros	8.529.500	0	0	0	0	0	8.529.500
403	**00**	**00**	**00**	**Servicios no personales**	**61.937.398**	**0**	**0**	**0**	**0**	**0**	**61.937.398**
403	01	00	00	Alquileres de inmuebles	705.900	0	0	0	0	0	705.900
403	01	01	00	Alquileres de edificios y locales	600.000	0	0	0	0	0	600.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	105.900	0	0	0	0	0	105.900
403	02	00	00	Alquileres de maquinaria y equipos	309.000	0	0	0	0	0	309.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	59.000	0	0	0	0	0	59.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	250.000	0	0	0	0	0	250.000
403	04	00	00	Servicios básicos	3.225.600	0	0	0	0	0	3.225.600
403	04	01	00	Electricidad	502.200	0	0	0	0	0	502.200
403	04	03	00	Agua	54.400	0	0	0	0	0	54.400
403	04	04	00	Teléfonos	2.515.000	0	0	0	0	0	2.515.000
403	04	05	00	Servicio de comunicaciones	54.000	0	0	0	0	0	54.000
403	04	06	00	Servicio de aseo urbano y domiciliario	100.000	0	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	761.960	0	0	0	0	0	761.960
403	06	01	00	Fletes y embalajes	212.800	0	0	0	0	0	212.800
403	06	02	00	Almacenaje	150.000	0	0	0	0	0	150.000
403	06	03	00	Estacionamiento	29.200	0	0	0	0	0	29.200
403	06	04	00	Peaje	12.000	0	0	0	0	0	12.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	357.960	0	0	0	0	0	357.960
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.999.000	0	0	0	0	0	9.999.000
403	07	01	00	Publicidad y propaganda	7.105.000	0	0	0	0	0	7.105.000
403	07	02	00	Imprenta y reproducción	612.500	0	0	0	0	0	612.500
403	07	03	00	Relaciones sociales	1.161.500	0	0	0	0	0	1.161.500
403	07	04	00	Avisos	1.120.000	0	0	0	0	0	1.120.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.121.600	0	0	0	0	0	1.121.600
403	08	01	00	Primas y gastos de seguros	1.100.000	0	0	0	0	0	1.100.000
403	08	02	00	Comisiones y gastos bancarios	21.600	0	0	0	0	0	21.600
403	09	00	00	Viáticos y pasajes	4.839.427	0	0	0	0	0	4.839.427
403	09	01	00	Viáticos y pasajes dentro del país	4.210.627	0	0	0	0	0	4.210.627
403	09	02	00	Viáticos y pasajes fuera del país	628.800	0	0	0	0	0	628.800
403	10	00	00	Servicios profesionales y técnicos	2.734.510	0	0	0	0	0	2.734.510
403	10	01	00	Servicios jurídicos	66.750	0	0	0	0	0	66.750
403	10	02	00	Servicios de contabilidad y auditoría	150.000	0	0	0	0	0	150.000
403	10	03	00	Servicios de procesamiento de datos	120.000	0	0	0	0	0	120.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.520.000	0	0	0	0	0	1.520.000
403	10	11	00	Servicios para la elaboración y suministro de comida	285.000	0	0	0	0	0	285.000
403	10	99	00	Otros servicios profesionales y técnicos	592.760	0	0	0	0	0	592.760
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.288.520	0	0	0	0	0	9.288.520
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.973.000	0	0	0	0	0	3.973.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.600.000	0	0	0	0	0	2.600.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.715.520	0	0	0	0	0	2.715.520
403	12	00	00	Conservación y reparaciones menores de obras	1.200.000	0	0	0	0	0	1.200.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.200.000	0	0	0	0	0	1.200.000
403	15	00	00	Servicios fiscales	9.500	0	0	0	0	0	9.500
403	15	02	00	Tasas y otros derechos obligatorios	9.500	0	0	0	0	0	9.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.608.700	0	0	0	0	0	4.608.700
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.608.700	0	0	0	0	0	4.608.700
403	18	00	00	Impuestos indirectos	16.008.931	0	0	0	0	0	16.008.931
403	18	01	00	Impuesto al valor agregado	16.008.931	0	0	0	0	0	16.008.931
403	99	00	00	Otros servicios no personales	7.124.750	0	0	0	0	0	7.124.750
403	99	01	00	Otros servicios no personales	7.124.750	0	0	0	0	0	7.124.750
404	**00**	**00**	**00**	**Activos reales**	**31.316.730**	**0**	**0**	**0**	**0**	**0**	**31.316.730**
404	01	00	00	Repuestos y reparaciones mayores	165.000	0	0	0	0	0	165.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	165.000	0	0	0	0	0	165.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	75.000	0	0	0	0	0	75.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	90.000	0	0	0	0	0	90.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.155.088	0	0	0	0	0	1.155.088
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.154.188	0	0	0	0	0	1.154.188
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	900	0	0	0	0	0	900
404	04	00	00	Equipos de transporte, tracción y elevación	7.060.350	0	0	0	0	0	7.060.350
404	04	01	00	Vehículos automotores terrestres	7.050.350	0	0	0	0	0	7.050.350
404	04	05	00	Vehículos de tracción no motorizados	10.000	0	0	0	0	0	10.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.893.200	0	0	0	0	0	1.893.200
404	05	01	00	Equipos de telecomunicaciones	1.100.660	0	0	0	0	0	1.100.660
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	792.540	0	0	0	0	0	792.540
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	309.222	0	0	0	0	0	309.222
404	07	02	00	Equipos de enseñanza, deporte y recreación	95.722	0	0	0	0	0	95.722
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	210.000	0	0	0	0	0	210.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	3.500	0	0	0	0	0	3.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.032.312	0	0	0	0	0	15.032.312
404	09	01	00	Mobiliario y equipos de oficina	4.369.814	0	0	0	0	0	4.369.814
404	09	02	00	Equipos de computación	9.259.878	0	0	0	0	0	9.259.878
404	09	03	00	Mobiliario y equipos de alojamiento	401.820	0	0	0	0	0	401.820
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.000.800	0	0	0	0	0	1.000.800
404	12	00	00	Activos intangibles	1.701.558	0	0	0	0	0	1.701.558
404	12	04	00	Paquetes y programas de computación	1.701.558	0	0	0	0	0	1.701.558
404	99	00	00	Otros activos reales	4.000.000	0	0	0	0	0	4.000.000
404	99	01	00	Otros activos reales	4.000.000	0	0	0	0	0	4.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**829.500.943**	**0**	**0**	**0**	**0**	**0**	**829.500.943**
407	01	00	00	Transferencias y donaciones corrientes internas	829.500.943	0	0	0	0	0	829.500.943
407	01	02	00	Donaciones corrientes internas al sector privado	2.000.000	0	0	0	0	0	2.000.000
407	01	02	01	Donaciones corrientes a personas	2.000.000	0	0	0	0	0	2.000.000
407	01	03	00	Transferencias corrientes internas al sector público	827.500.943	0	0	0	0	0	827.500.943
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	825.950.943	0	0	0	0	0	825.950.943
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.550.000	0	0	0	0	0	1.550.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.476.790**	**0**	**0**	**0**	**0**	**0**	**10.476.790**
411	11	00	00	Obligaciones de ejercicios anteriores	10.476.790	0	0	0	0	0	10.476.790
411	11	03	00	Indemnizaciones diversas	2.000.000	0	0	0	0	0	2.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	8.476.790	0	0	0	0	0	8.476.790

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**970.500.943**	**0**	**0**	**0**	**0**	**0**	**970.500.943**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**827.500.943**	**0**	**0**	**0**	**0**	**0**	**827.500.943**
407	01	00	00	Transferencias y donaciones corrientes internas	827.500.943	0	0	0	0	0	827.500.943
407	01	03	00	Transferencias corrientes internas al sector público	827.500.943	0	0	0	0	0	827.500.943
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	825.950.943	0	0	0	0	0	825.950.943
				- A0251 Instituto Nacional de Tierras Urbanas	50.000.000	0	0	0	0	0	50.000.000
				- A0444 Fundación Misión Hábitat	34.000.000	0	0	0	0	0	34.000.000
				- A0662 Instituto Nacional de la Vivienda (INAVI)	741.950.943	0	0	0	0	0	741.950.943
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.550.000	0	0	0	0	0	1.550.000
				- A0636 Centro Rafael Urdaneta, S.A.	750.000	0	0	0	0	0	750.000
				- A0675 Promotora del Desarrollo Urbano de la Región Zuliana, C.A. (PRODUZCA)	800.000	0	0	0	0	0	800.000
				Totales	**827.500.943**	**0**	**0**	**0**	**0**	**0**	**827.500.943**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 620002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	Materiales, suministros y mercancías	37.269.082	0	0	0	0	0	37.269.082
402	01	00	00	Productos alimenticios y agropecuarios	4.548.213	0	0	0	0	0	4.548.213
402	01	01	00	Alimentos y bebidas para personas	4.548.213	0	0	0	0	0	4.548.213
402	03	00	00	Textiles y vestuarios	2.254.535	0	0	0	0	0	2.254.535
402	03	01	00	Textiles	480.750	0	0	0	0	0	480.750
402	03	02	00	Prendas de vestir	1.539.035	0	0	0	0	0	1.539.035
402	03	03	00	Calzados	234.750	0	0	0	0	0	234.750
402	04	00	00	Productos de cuero y caucho	1.033.350	0	0	0	0	0	1.033.350
402	04	03	00	Cauchos y tripas para vehículos	733.350	0	0	0	0	0	733.350
402	04	99	00	Otros productos de cuero y caucho	300.000	0	0	0	0	0	300.000
402	05	00	00	Productos de papel, cartón e impresos	4.651.753	0	0	0	0	0	4.651.753
402	05	01	00	Pulpa de madera, papel y cartón	783.925	0	0	0	0	0	783.925
402	05	02	00	Envases y cajas de papel y cartón	254.780	0	0	0	0	0	254.780
402	05	03	00	Productos de papel y cartón para oficina	1.914.753	0	0	0	0	0	1.914.753
402	05	04	00	Libros, revistas y periódicos	56.845	0	0	0	0	0	56.845
402	05	06	00	Productos de papel y cartón para computación	1.022.000	0	0	0	0	0	1.022.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	331.500	0	0	0	0	0	331.500
402	05	99	00	Otros productos de pulpa, papel y cartón	287.950	0	0	0	0	0	287.950
402	06	00	00	Productos químicos y derivados	3.432.399	0	0	0	0	0	3.432.399
402	06	03	00	Tintas, pinturas y colorantes	2.028.538	0	0	0	0	0	2.028.538
402	06	04	00	Productos farmacéuticos y medicamentos	68.670	0	0	0	0	0	68.670
402	06	05	00	Productos de tocador	62.420	0	0	0	0	0	62.420
402	06	06	00	Combustibles y lubricantes	489.469	0	0	0	0	0	489.469
402	06	08	00	Productos plásticos	783.302	0	0	0	0	0	783.302
402	08	00	00	Productos metálicos	398.050	0	0	0	0	0	398.050
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	151.390	0	0	0	0	0	151.390
402	08	09	00	Repuestos y accesorios para equipos de transporte	246.660	0	0	0	0	0	246.660
402	10	00	00	Productos varios y útiles diversos	12.421.282	0	0	0	0	0	12.421.282

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 620002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	01	00	Artículos de deporte, recreación y juguetes	189.440	0	0	0	0	0	189.440
402	10	02	00	Materiales y útiles de limpieza y aseo	1.031.264	0	0	0	0	0	1.031.264
402	10	03	00	Utensilios de cocina y comedor	92.910	0	0	0	0	0	92.910
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.164.536	0	0	0	0	0	1.164.536
402	10	06	00	Condecoraciones, ofrendas y similares	30.950	0	0	0	0	0	30.950
402	10	07	00	Productos de seguridad en el trabajo	158.300	0	0	0	0	0	158.300
402	10	08	00	Materiales para equipos de computación	7.084.313	0	0	0	0	0	7.084.313
402	10	09	00	Especies timbradas y valores	17.835	0	0	0	0	0	17.835
402	10	11	00	Materiales eléctricos	54.950	0	0	0	0	0	54.950
402	10	12	00	Materiales para instalaciones sanitarias	97.650	0	0	0	0	0	97.650
402	10	13	00	Materiales fotográficos	102.500	0	0	0	0	0	102.500
402	10	99	00	Otros productos y útiles diversos	2.396.634	0	0	0	0	0	2.396.634
402	99	00	00	Otros materiales y suministros	8.529.500	0	0	0	0	0	8.529.500
402	99	01	00	Otros materiales y suministros	8.529.500	0	0	0	0	0	8.529.500
403	**00**	**00**	**00**	**Servicios no personales**	**61.937.398**	**0**	**0**	**0**	**0**	**0**	**61.937.398**
403	01	00	00	Alquileres de inmuebles	705.900	0	0	0	0	0	705.900
403	01	01	00	Alquileres de edificios y locales	600.000	0	0	0	0	0	600.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	105.900	0	0	0	0	0	105.900
403	02	00	00	Alquileres de maquinaria y equipos	309.000	0	0	0	0	0	309.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	59.000	0	0	0	0	0	59.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	250.000	0	0	0	0	0	250.000
403	04	00	00	Servicios básicos	3.225.600	0	0	0	0	0	3.225.600
403	04	01	00	Electricidad	502.200	0	0	0	0	0	502.200
403	04	03	00	Agua	54.400	0	0	0	0	0	54.400
403	04	04	00	Teléfonos	2.515.000	0	0	0	0	0	2.515.000
403	04	05	00	Servicio de comunicaciones	54.000	0	0	0	0	0	54.000
403	04	06	00	Servicio de aseo urbano y domiciliario	100.000	0	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	761.960	0	0	0	0	0	761.960

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 620002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	01	00	Fletes y embalajes	212.800	0	0	0	0	0	212.800
403	06	02	00	Almacenaje	150.000	0	0	0	0	0	150.000
403	06	03	00	Estacionamiento	29.200	0	0	0	0	0	29.200
403	06	04	00	Peaje	12.000	0	0	0	0	0	12.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	357.960	0	0	0	0	0	357.960
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.999.000	0	0	0	0	0	9.999.000
403	07	01	00	Publicidad y propaganda	7.105.000	0	0	0	0	0	7.105.000
403	07	02	00	Imprenta y reproducción	612.500	0	0	0	0	0	612.500
403	07	03	00	Relaciones sociales	1.161.500	0	0	0	0	0	1.161.500
403	07	04	00	Avisos	1.120.000	0	0	0	0	0	1.120.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.121.600	0	0	0	0	0	1.121.600
403	08	01	00	Primas y gastos de seguros	1.100.000	0	0	0	0	0	1.100.000
403	08	02	00	Comisiones y gastos bancarios	21.600	0	0	0	0	0	21.600
403	09	00	00	Viáticos y pasajes	4.839.427	0	0	0	0	0	4.839.427
403	09	01	00	Viáticos y pasajes dentro del país	4.210.627	0	0	0	0	0	4.210.627
403	09	02	00	Viáticos y pasajes fuera del país	628.800	0	0	0	0	0	628.800
403	10	00	00	Servicios profesionales y técnicos	2.734.510	0	0	0	0	0	2.734.510
403	10	01	00	Servicios jurídicos	66.750	0	0	0	0	0	66.750
403	10	02	00	Servicios de contabilidad y auditoría	150.000	0	0	0	0	0	150.000
403	10	03	00	Servicios de procesamiento de datos	120.000	0	0	0	0	0	120.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.520.000	0	0	0	0	0	1.520.000
403	10	11	00	Servicios para la elaboración y suministro de comida	285.000	0	0	0	0	0	285.000
403	10	99	00	Otros servicios profesionales y técnicos	592.760	0	0	0	0	0	592.760
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.288.520	0	0	0	0	0	9.288.520
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.973.000	0	0	0	0	0	3.973.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.600.000	0	0	0	0	0	2.600.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.715.520	0	0	0	0	0	2.715.520
403	12	00	00	Conservación y reparaciones menores de obras	1.200.000	0	0	0	0	0	1.200.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 620002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.200.000	0	0	0	0	0	1.200.000
403	15	00	00	Servicios fiscales	9.500	0	0	0	0	0	9.500
403	15	02	00	Tasas y otros derechos obligatorios	9.500	0	0	0	0	0	9.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.608.700	0	0	0	0	0	4.608.700
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.608.700	0	0	0	0	0	4.608.700
403	18	00	00	Impuestos indirectos	16.008.931	0	0	0	0	0	16.008.931
403	18	01	00	Impuesto al valor agregado	16.008.931	0	0	0	0	0	16.008.931
403	99	00	00	Otros servicios no personales	7.124.750	0	0	0	0	0	7.124.750
403	99	01	00	Otros servicios no personales	7.124.750	0	0	0	0	0	7.124.750
404	**00**	**00**	**00**	**Activos reales**	**31.316.730**	**0**	**0**	**0**	**0**	**0**	**31.316.730**
404	01	00	00	Repuestos y reparaciones mayores	165.000	0	0	0	0	0	165.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	165.000	0	0	0	0	0	165.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	75.000	0	0	0	0	0	75.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	90.000	0	0	0	0	0	90.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.155.088	0	0	0	0	0	1.155.088
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.154.188	0	0	0	0	0	1.154.188
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	900	0	0	0	0	0	900
404	04	00	00	Equipos de transporte, tracción y elevación	7.060.350	0	0	0	0	0	7.060.350
404	04	01	00	Vehículos automotores terrestres	7.050.350	0	0	0	0	0	7.050.350
404	04	05	00	Vehículos de tracción no motorizados	10.000	0	0	0	0	0	10.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.893.200	0	0	0	0	0	1.893.200
404	05	01	00	Equipos de telecomunicaciones	1.100.660	0	0	0	0	0	1.100.660
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	792.540	0	0	0	0	0	792.540
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	309.222	0	0	0	0	0	309.222
404	07	02	00	Equipos de enseñanza, deporte y recreación	95.722	0	0	0	0	0	95.722
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	210.000	0	0	0	0	0	210.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	3.500	0	0	0	0	0	3.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.032.312	0	0	0	0	0	15.032.312

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 620002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	4.369.814	0	0	0	0	0	4.369.814
404	09	02	00	Equipos de computación	9.259.878	0	0	0	0	0	9.259.878
404	09	03	00	Mobiliario y equipos de alojamiento	401.820	0	0	0	0	0	401.820
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.000.800	0	0	0	0	0	1.000.800
404	12	00	00	Activos intangibles	1.701.558	0	0	0	0	0	1.701.558
404	12	04	00	Paquetes y programas de computación	1.701.558	0	0	0	0	0	1.701.558
404	99	00	00	Otros activos reales	4.000.000	0	0	0	0	0	4.000.000
404	99	01	00	Otros activos reales	4.000.000	0	0	0	0	0	4.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.476.790**	**0**	**0**	**0**	**0**	**0**	**10.476.790**
411	11	00	00	Obligaciones de ejercicios anteriores	10.476.790	0	0	0	0	0	10.476.790
411	11	03	00	Indemnizaciones diversas	2.000.000	0	0	0	0	0	2.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	8.476.790	0	0	0	0	0	8.476.790
				Totales	**141.000.000**	**0**	**0**	**0**	**0**	**0**	**141.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 620002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.000.000	0	0	0	0	0	2.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	2.000.000	0	0	0	0	0	2.000.000
407	01	02	01	Donaciones corrientes a personas	2.000.000	0	0	0	0	0	2.000.000
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 620002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**827.500.943**	**0**	**0**	**0**	**0**	**0**	**827.500.943**
407	01	00	00	Transferencias y donaciones corrientes internas	827.500.943	0	0	0	0	0	827.500.943
407	01	03	00	Transferencias corrientes internas al sector público	827.500.943	0	0	0	0	0	827.500.943
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	825.950.943	0	0	0	0	0	825.950.943
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.550.000	0	0	0	0	0	1.550.000
				Totales	**827.500.943**	**0**	**0**	**0**	**0**	**0**	**827.500.943**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**150.000.000**	**0**	**0**	**0**	**0**	**0**	**150.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	150.000.000	0	0	0	0	0	150.000.000
407	01	01	00	Transferencias corrientes internas al sector privado	150.000.000	0	0	0	0	0	150.000.000
407	01	01	01	Pensiones del personal empleado, obrero y militar	6.106.502	0	0	0	0	0	6.106.502
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	53.959.502	0	0	0	0	0	53.959.502
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.154.784	0	0	0	0	0	1.154.784
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	634.006	0	0	0	0	0	634.006
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	4.743.062	0	0	0	0	0	4.743.062
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	14.177.790	0	0	0	0	0	14.177.790
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.298.893	0	0	0	0	0	6.298.893
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	62.925.461	0	0	0	0	0	62.925.461
				Totales	**150.000.000**	**0**	**0**	**0**	**0**	**0**	**150.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

ACCIÓN CENTRALIZADA: 620003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 620003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**150.000.000**	**0**	**0**	**0**	**0**	**0**	**150.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	150.000.000	0	0	0	0	0	150.000.000
407	01	01	00	Transferencias corrientes internas al sector privado	150.000.000	0	0	0	0	0	150.000.000
407	01	01	01	Pensiones del personal empleado, obrero y militar	6.106.502	0	0	0	0	0	6.106.502
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	53.959.502	0	0	0	0	0	53.959.502
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.154.784	0	0	0	0	0	1.154.784
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	634.006	0	0	0	0	0	634.006
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	4.743.062	0	0	0	0	0	4.743.062
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	14.177.790	0	0	0	0	0	14.177.790
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.298.893	0	0	0	0	0	6.298.893
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	62.925.461	0	0	0	0	0	62.925.461
				Totales	**150.000.000**	**0**	**0**	**0**	**0**	**0**	**150.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

ACCIÓN CENTRALIZADA: 620007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**146.600**	**0**	**0**	**0**	**0**	**0**	**146.600**
402	01	00	00	Productos alimenticios y agropecuarios	41.950	0	0	0	0	0	41.950
402	01	01	00	Alimentos y bebidas para personas	41.950	0	0	0	0	0	41.950
402	10	00	00	Productos varios y útiles diversos	50.575	0	0	0	0	0	50.575
402	10	01	00	Artículos de deporte, recreación y juguetes	35.250	0	0	0	0	0	35.250
402	10	02	00	Materiales y útiles de limpieza y aseo	15.325	0	0	0	0	0	15.325
402	99	00	00	Otros materiales y suministros	54.075	0	0	0	0	0	54.075
402	99	01	00	Otros materiales y suministros	54.075	0	0	0	0	0	54.075
403	**00**	**00**	**00**	**Servicios no personales**	**353.400**	**0**	**0**	**0**	**0**	**0**	**353.400**
403	01	00	00	Alquileres de inmuebles	148.400	0	0	0	0	0	148.400
403	01	02	00	Alquileres de instalaciones culturales y recreativas	148.400	0	0	0	0	0	148.400
403	04	00	00	Servicios básicos	50.000	0	0	0	0	0	50.000
403	04	01	00	Electricidad	25.000	0	0	0	0	0	25.000
403	04	06	00	Servicio de aseo urbano y domiciliario	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	35.000	0	0	0	0	0	35.000
403	07	01	00	Publicidad y propaganda	35.000	0	0	0	0	0	35.000
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	0	60.000
403	99	00	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000
403	99	01	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

ACCIÓN CENTRALIZADA: 620007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

ACCIÓN CENTRALIZADA: 620007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 620007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**146.600**	**0**	**0**	**0**	**0**	**0**	**146.600**
402	01	00	00	Productos alimenticios y agropecuarios	41.950	0	0	0	0	0	41.950
402	01	01	00	Alimentos y bebidas para personas	41.950	0	0	0	0	0	41.950
402	10	00	00	Productos varios y útiles diversos	50.575	0	0	0	0	0	50.575
402	10	01	00	Artículos de deporte, recreación y juguetes	35.250	0	0	0	0	0	35.250
402	10	02	00	Materiales y útiles de limpieza y aseo	15.325	0	0	0	0	0	15.325
402	99	00	00	Otros materiales y suministros	54.075	0	0	0	0	0	54.075
402	99	01	00	Otros materiales y suministros	54.075	0	0	0	0	0	54.075
403	**00**	**00**	**00**	**Servicios no personales**	**353.400**	**0**	**0**	**0**	**0**	**0**	**353.400**
403	01	00	00	Alquileres de inmuebles	148.400	0	0	0	0	0	148.400
403	01	02	00	Alquileres de instalaciones culturales y recreativas	148.400	0	0	0	0	0	148.400
403	04	00	00	Servicios básicos	50.000	0	0	0	0	0	50.000
403	04	01	00	Electricidad	25.000	0	0	0	0	0	25.000
403	04	06	00	Servicio de aseo urbano y domiciliario	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	35.000	0	0	0	0	0	35.000
403	07	01	00	Publicidad y propaganda	35.000	0	0	0	0	0	35.000
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	0	60.000
403	99	00	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000
403	99	01	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

63

Consejo Federal de Gobierno

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**813.451**	**0**	**0**	**0**	**0**	**0**	**813.451**
401	01	00	00	Sueldos, salarios y otras retribuciones	256.288	0	0	0	0	0	256.288
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	256.288	0	0	0	0	0	256.288
401	03	00	00	Primas	71.263	0	0	0	0	0	71.263
401	03	02	00	Primas de transporte a empleados	10.080	0	0	0	0	0	10.080
401	03	03	00	Primas por hogar a empleados	4.800	0	0	0	0	0	4.800
401	03	08	00	Primas de profesionalización a empleados	33.317	0	0	0	0	0	33.317
401	03	09	00	Primas por antigüedad a empleados	23.066	0	0	0	0	0	23.066
401	04	00	00	Complementos de sueldos y salarios	90.720	0	0	0	0	0	90.720
401	04	08	00	Bono compensatorio de alimentación a empleados	90.720	0	0	0	0	0	90.720
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	127.382	0	0	0	0	0	127.382
401	05	01	00	Aguinaldos a empleados	90.987	0	0	0	0	0	90.987
401	05	03	00	Bono vacacional a empleados	36.395	0	0	0	0	0	36.395
401	06	00	00	Aportes patronales y legales	58.232	0	0	0	0	0	58.232
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	32.755	0	0	0	0	0	32.755
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	9.827	0	0	0	0	0	9.827
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.551	0	0	0	0	0	6.551
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	9.099	0	0	0	0	0	9.099
401	07	00	00	Asistencia socio-económica	133.744	0	0	0	0	0	133.744
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	25.629	0	0	0	0	0	25.629
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	90.400	0	0	0	0	0	90.400
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.000	0	0	0	0	0	6.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.715	0	0	0	0	0	3.715
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	8.000	0	0	0	0	0	8.000
401	08	00	00	Prestaciones sociales e indemnizaciones	75.822	0	0	0	0	0	75.822
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	75.822	0	0	0	0	0	75.822
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	25.000	0	0	0	0	0	25.000
402	01	01	00	Alimentos y bebidas para personas	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**736.600**	**0**	**0**	**0**	**0**	**0**	**736.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	575.000	0	0	0	0	0	575.000
403	07	01	00	Publicidad y propaganda	70.000	0	0	0	0	0	70.000
403	07	02	00	Imprenta y reproducción	35.000	0	0	0	0	0	35.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	07	04	00	Avisos	270.000	0	0	0	0	0	270.000
403	09	00	00	Viáticos y pasajes	35.000	0	0	0	0	0	35.000
403	09	01	00	Viáticos y pasajes dentro del país	35.000	0	0	0	0	0	35.000
403	10	00	00	Servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	81.600	0	0	0	0	0	81.600
403	18	01	00	Impuesto al valor agregado	81.600	0	0	0	0	0	81.600
403	99	00	00	Otros servicios no personales	15.000	0	0	0	0	0	15.000
403	99	01	00	Otros servicios no personales	15.000	0	0	0	0	0	15.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**21.277.047.562**	**0**	**0**	**0**	**0**	**0**	**21.277.047.562**
407	01	00	00	Transferencias y donaciones corrientes internas	103.524.949	0	0	0	0	0	103.524.949
407	01	03	00	Transferencias corrientes internas al sector público	103.524.949	0	0	0	0	0	103.524.949
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	103.524.949	0	0	0	0	0	103.524.949
407	03	00	00	Transferencias y donaciones de capital internas	21.173.522.613	0	0	0	0	0	21.173.522.613
407	03	03	00	Transferencias de capital internas al sector público	21.173.522.613	0	0	0	0	0	21.173.522.613
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	21.173.522.613	0	0	0	0	0	21.173.522.613
				Totales	**21.278.622.613**	**0**	**0**	**0**	**0**	**0**	**21.278.622.613**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 639999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APOYAR LA EJECUCIÓN DE LOS PROYECTOS PRESENTADOS POR EL FCI

UNIDAD DE MEDIDA: BOLÍVAR

META: 21.246.179.850

RESPONSABLE/EJECUTOR: COORDINACIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**21.246.179.850**	**0**	**0**	**0**	**0**	**0**	**21.246.179.850**
407	01	00	00	Transferencias y donaciones corrientes internas	72.657.237	0	0	0	0	0	72.657.237
407	01	03	00	Transferencias corrientes internas al sector público	72.657.237	0	0	0	0	0	72.657.237
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	72.657.237	0	0	0	0	0	72.657.237
407	03	00	00	Transferencias y donaciones de capital internas	21.173.522.613	0	0	0	0	0	21.173.522.613
407	03	03	00	Transferencias de capital internas al sector público	21.173.522.613	0	0	0	0	0	21.173.522.613
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	21.173.522.613	0	0	0	0	0	21.173.522.613
				Totales	**21.246.179.850**	**0**	**0**	**0**	**0**	**0**	**21.246.179.850**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **PROYECTO:** 639999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APOYAR LA EJECUCIÓN DE LOS PROYECTOS PRESENTADOS POR EL FCI

UNIDAD DE MEDIDA: BOLÍVAR **META:** 21.246.179.850

RESPONSABLE/EJECUTOR: COORDINACIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**21.246.179.850**	**0**	**0**	**0**	**0**	**0**	**21.246.179.850**
407	01	00	00	Transferencias y donaciones corrientes internas	72.657.237	0	0	0	0	0	72.657.237
407	01	03	00	Transferencias corrientes internas al sector público	72.657.237	0	0	0	0	0	72.657.237
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	72.657.237	0	0	0	0	0	72.657.237
				- A0249 Fondo de Compensación Interterritorial	72.657.237	0	0	0	0	0	72.657.237
407	03	00	00	Transferencias y donaciones de capital internas	21.173.522.613	0	0	0	0	0	21.173.522.613
407	03	03	00	Transferencias de capital internas al sector público	21.173.522.613	0	0	0	0	0	21.173.522.613
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	21.173.522.613	0	0	0	0	0	21.173.522.613
				- A0249 Fondo de Compensación Interterritorial	21.173.522.613	0	0	0	0	0	21.173.522.613
				Totales	**21.246.179.850**	**0**	**0**	**0**	**0**	**0**	**21.246.179.850**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 639999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APOYAR LA EJECUCIÓN DE LOS PROYECTOS PRESENTADOS POR EL FCI

UNIDAD DE MEDIDA: BOLÍVAR

META: 21.246.179.850

RESPONSABLE/EJECUTOR: COORDINACIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 639999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FONDO DE COMPENSACIÓN INTERTERRITORIAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 21.246.179.850

RESPONSABLE/EJECUTOR: FCI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**21.246.179.850**	**0**	**0**	**0**	**0**	0	**21.246.179.850**
407	01	00	00	Transferencias y donaciones corrientes internas	72.657.237	0	0	0	0	0	72.657.237
407	01	03	00	Transferencias corrientes internas al sector público	72.657.237	0	0	0	0	0	72.657.237
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	72.657.237	0	0	0	0	0	72.657.237
407	03	00	00	Transferencias y donaciones de capital internas	21.173.522.613	0	0	0	0	0	21.173.522.613
407	03	03	00	Transferencias de capital internas al sector público	21.173.522.613	0	0	0	0	0	21.173.522.613
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	21.173.522.613	0	0	0	0	0	21.173.522.613
				Totales	**21.246.179.850**	**0**	**0**	**0**	**0**	0	**21.246.179.850**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**813.451**	**0**	**0**	**0**	**0**	**0**	**813.451**
401	01	00	00	Sueldos, salarios y otras retribuciones	256.288	0	0	0	0	0	256.288
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	256.288	0	0	0	0	0	256.288
401	03	00	00	Primas	71.263	0	0	0	0	0	71.263
401	03	02	00	Primas de transporte a empleados	10.080	0	0	0	0	0	10.080
401	03	03	00	Primas por hogar a empleados	4.800	0	0	0	0	0	4.800
401	03	08	00	Primas de profesionalización a empleados	33.317	0	0	0	0	0	33.317
401	03	09	00	Primas por antigüedad a empleados	23.066	0	0	0	0	0	23.066
401	04	00	00	Complementos de sueldos y salarios	90.720	0	0	0	0	0	90.720
401	04	08	00	Bono compensatorio de alimentación a empleados	90.720	0	0	0	0	0	90.720
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	127.382	0	0	0	0	0	127.382
401	05	01	00	Aguinaldos a empleados	90.987	0	0	0	0	0	90.967
401	05	03	00	Bono vacacional a empleados	36.395	0	0	0	0	0	36.395
401	06	00	00	Aportes patronales y legales	58.232	0	0	0	0	0	58.232
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	32.755	0	0	0	0	0	32.755
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	9.827	0	0	0	0	0	9.827
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.551	0	0	0	0	0	6.551
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	9.099	0	0	0	0	0	9.099
401	07	00	00	Asistencia socio-económica	133.744	0	0	0	0	0	133.744
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	25.629	0	0	0	0	0	25.629
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	90.400	0	0	0	0	0	90.400
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.000	0	0	0	0	0	6.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.715	0	0	0	0	0	3.715
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	8.000	0	0	0	0	0	8.000
401	08	00	00	Prestaciones sociales e indemnizaciones	75.822	0	0	0	0	0	75.822
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	75.822	0	0	0	0	0	75.822
				Totales	**813.451**	**0**	**0**	**0**	**0**	**0**	**813.451**

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 630001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**813.451**	**0**	**0**	**0**	**0**	**0**	**813.451**
401	01	00	00	Sueldos, salarios y otras retribuciones	256.288	0	0	0	0	0	256.288
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	256.288	0	0	0	0	0	256.288
401	03	00	00	Primas	71.263	0	0	0	0	0	71.263
401	03	02	00	Primas de transporte a empleados	10.080	0	0	0	0	0	10.080
401	03	03	00	Primas por hogar a empleados	4.800	0	0	0	0	0	4.800
401	03	08	00	Primas de profesionalización a empleados	33.317	0	0	0	0	0	33.317
401	03	09	00	Primas por antigüedad a empleados	23.066	0	0	0	0	0	23.066
401	04	00	00	Complementos de sueldos y salarios	90.720	0	0	0	0	0	90.720
401	04	08	00	Bono compensatorio de alimentación a empleados	90.720	0	0	0	0	0	90.720
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	127.382	0	0	0	0	0	127.382
401	05	01	00	Aguinaldos a empleados	90.987	0	0	0	0	0	90.987
401	05	03	00	Bono vacacional a empleados	36.395	0	0	0	0	0	36.395
401	06	00	00	Aportes patronales y legales	58.232	0	0	0	0	0	58.232
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	32.755	0	0	0	0	0	32.755
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	9.827	0	0	0	0	0	9.827
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.551	0	0	0	0	0	6.551
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	9.099	0	0	0	0	0	9.099
401	07	00	00	Asistencia socio-económica	133.744	0	0	0	0	0	133.744
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	25.629	0	0	0	0	0	25.629
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	90.400	0	0	0	0	0	90.400
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.000	0	0	0	0	0	6.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.715	0	0	0	0	0	3.715
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	8.000	0	0	0	0	0	8.000
401	08	00	00	Prestaciones sociales e indemnizaciones	75.822	0	0	0	0	0	75.822
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	75.822	0	0	0	0	0	75.822
				Totales	**813.451**	**0**	**0**	**0**	**0**	**0**	**813.451**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **ACCIÓN CENTRALIZADA:** 630002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	25.000	0	0	0	0	0	25.000
402	01	01	00	Alimentos y bebidas para personas	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**736.600**	**0**	**0**	**0**	**0**	**0**	**736.600**
403	07	00	00	Servicios de información, impresión y relaciones públicas	575.000	0	0	0	0	0	575.000
403	07	01	00	Publicidad y propaganda	70.000	0	0	0	0	0	70.000
403	07	02	00	Imprenta y reproducción	35.000	0	0	0	0	0	35.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	07	04	00	Avisos	270.000	0	0	0	0	0	270.000
403	09	00	00	Viáticos y pasajes	35.000	0	0	0	0	0	35.000
403	09	01	00	Viáticos y pasajes dentro del país	35.000	0	0	0	0	0	35.000
403	10	00	00	Servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	81.600	0	0	0	0	0	81.600
403	18	01	00	Impuesto al valor agregado	81.600	0	0	0	0	0	81.600
403	99	00	00	Otros servicios no personales	15.000	0	0	0	0	0	15.000
403	99	01	00	Otros servicios no personales	15.000	0	0	0	0	0	15.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**30.867.712**	**0**	**0**	**0**	**0**	**0**	**30.867.712**
407	01	00	00	Transferencias y donaciones corrientes internas	30.867.712	0	0	0	0	0	30.867.712
407	01	03	00	Transferencias corrientes internas al sector público	30.867.712	0	0	0	0	0	30.867.712
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	30.867.712	0	0	0	0	0	30.867.712
				Totales	**31.629.312**	**0**	**0**	**0**	**0**	**0**	**31.629.312**

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **ACCIÓN CENTRALIZADA:** 630002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**30.867.712**	**0**	**0**	**0**	**0**	**0**	**30.867.712**
407	01	00	00	Transferencias y donaciones corrientes internas	30.867.712	0	0	0	0	0	30.867.712
407	01	03	00	Transferencias corrientes internas al sector público	30.867.712	0	0	0	0	0	30.867.712
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	30.867.712	0	0	0	0	0	30.867.712
				- A0249 Fondo de Compensación Interterritorial	30.867.712	0	0	0	0	0	30.867.712
				Totales	**30.867.712**	**0**	**0**	**0**	**0**	**0**	**30.867.712**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **ACCIÓN CENTRALIZADA:** 630002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 630002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	25.000	0	0	0	0	0	25.000
402	01	01	00	Alimentos y bebidas para personas	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**736.600**	**0**	**0**	**0**	**0**	**0**	**736.600**
403	07	00	00	Servicios de información, impresión y relaciones públicas	575.000	0	0	0	0	0	575.000
403	07	01	00	Publicidad y propaganda	70.000	0	0	0	0	0	70.000
403	07	02	00	Imprenta y reproducción	35.000	0	0	0	0	0	35.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	07	04	00	Avisos	270.000	0	0	0	0	0	270.000
403	09	00	00	Viáticos y pasajes	35.000	0	0	0	0	0	35.000
403	09	01	00	Viáticos y pasajes dentro del país	35.000	0	0	0	0	0	35.000
403	10	00	00	Servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	81.600	0	0	0	0	0	81.600
403	18	01	00	Impuesto al valor agregado	81.600	0	0	0	0	0	81.600
403	99	00	00	Otros servicios no personales	15.000	0	0	0	0	0	15.000
403	99	01	00	Otros servicios no personales	15.000	0	0	0	0	0	15.000
				Totales	**761.600**	**0**	**0**	**0**	**0**	**0**	**761.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2013**

ACCIÓN ESPECÍFICA: 630002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**30.867.712**	**0**	**0**	**0**	**0**	**0**	**30.867.712**
407	01	00	00	Transferencias y donaciones corrientes internas	30.867.712	0	0	0	0	0	30.867.712
407	01	03	00	Transferencias corrientes internas al sector público	30.867.712	0	0	0	0	0	30.867.712
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	30.867.712	0	0	0	0	0	30.867.712
				Totales	**30.867.712**	**0**	**0**	**0**	**0**	**0**	**30.867.712**

64

Ministerio del Poder Popular para la Juventud

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**146.375.040**	**0**	**0**	**0**	**0**	**0**	**146.375.040**
401	01	00	00	Sueldos, salarios y otras retribuciones	28.849.394	0	0	0	0	0	28.849.394
401	01	03	00	Suplencias a empleados	3.000.000	0	0	0	0	0	3.000.000
401	01	18	00	Remuneraciones al personal contratado	19.858.531	0	0	0	0	0	19.858.531
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	4.000.000	0	0	0	0	0	4.000.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.990.863	0	0	0	0	0	1.990.863
401	03	00	00	Primas	23.389.947	0	0	0	0	0	23.389.947
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.946.442	0	0	0	0	0	4.946.442
401	03	37	00	Primas de transporte al personal contratado	1.650.528	0	0	0	0	0	1.650.528
401	03	38	00	Primas por hogar al personal contratado	1.112.400	0	0	0	0	0	1.112.400
401	03	39	00	Primas por hijos al personal contratado	667.440	0	0	0	0	0	667.440
401	03	40	00	Primas de profesionalización al personal contratado	1.765.632	0	0	0	0	0	1.765.632
401	03	41	00	Primas por antigüedad al personal contratado	518.400	0	0	0	0	0	518.400
401	03	95	00	Otras primas al personal de alto nivel y de dirección	2.947.154	0	0	0	0	0	2.947.154
401	03	96	00	Otras primas al personal contratado	9.781.951	0	0	0	0	0	9.781.951
401	04	00	00	Complementos de sueldos y salarios	23.575.158	0	0	0	0	0	23.575.158
401	04	26	00	Bono compensatorio de alimentación al personal contratado	13.452.480	0	0	0	0	0	13.452.480
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	1.008.053	0	0	0	0	0	1.008.053
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.574.640	0	0	0	0	0	1.574.640
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.647.504	0	0	0	0	0	1.647.504
401	04	98	00	Otros complementos al personal contratado	5.892.481	0	0	0	0	0	5.892.481
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	20.420.791	0	0	0	0	0	20.420.791
401	05	07	00	Aguinaldos al personal contratado	12.030.481	0	0	0	0	0	12.030.481
401	05	08	00	Bono vacacional al personal contratado	3.928.320	0	0	0	0	0	3.928.320
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	3.363.652	0	0	0	0	0	3.363.652
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.098.338	0	0	0	0	0	1.098.338
401	06	00	00	Aportes patronales y legales	7.168.704	0	0	0	0	0	7.168.704
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.079.412	0	0	0	0	0	4.079.412
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	707.100	0	0	0	0	0	707.100
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.140.516	0	0	0	0	0	1.140.516
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal	197.676	0	0	0	0	0	197.676

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				de alto nivel y de dirección							
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	228.120	0	0	0	0	0	228.120
401	06	95	00	Otros aportes legales por personal contratado	815.880	0	0	0	0	0	815.880
401	07	00	00	Asistencia socio-económica	30.319.504	0	0	0	0	0	30.319.504
401	07	33	00	Asistencia socio-económica al personal contratado	25.836.380	0	0	0	0	0	25.836.380
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	244.944	0	0	0	0	0	244.944
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	122.472	0	0	0	0	0	122.472
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	122.472	0	0	0	0	0	122.472
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.186.128	0	0	0	0	0	1.186.128
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.500.000	0	0	0	0	0	1.500.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	1.307.108	0	0	0	0	0	1.307.108
401	08	00	00	Prestaciones sociales e indemnizaciones	12.351.542	0	0	0	0	0	12.351.542
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	8.987.493	0	0	0	0	0	8.987.493
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.364.049	0	0	0	0	0	3.364.049
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	300.000	0	0	0	0	0	300.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	300.000	0	0	0	0	0	300.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**24.116.498**	**0**	**0**	**0**	**0**	**0**	**24.116.498**
402	01	00	00	Productos alimenticios y agropecuarios	3.677.161	0	0	0	0	0	3.677.161
402	01	01	00	Alimentos y bebidas para personas	3.677.161	0	0	0	0	0	3.677.161
402	03	00	00	Textiles y vestuarios	2.679.480	0	0	0	0	0	2.679.480
402	03	02	00	Prendas de vestir	2.389.480	0	0	0	0	0	2.389.480
402	03	99	00	Otros productos textiles y vestuarios	290.000	0	0	0	0	0	290.000
402	04	00	00	Productos de cuero y caucho	800.000	0	0	0	0	0	800.000
402	04	01	00	Cueros y pieles	20.000	0	0	0	0	0	20.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	760.000	0	0	0	0	0	760.000
402	05	00	00	Productos de papel, cartón e impresos	4.642.444	0	0	0	0	0	4.642.444
402	05	01	00	Pulpa de madera, papel y cartón	1.240.000	0	0	0	0	0	1.240.000
402	05	02	00	Envases y cajas de papel y cartón	354.000	0	0	0	0	0	354.000
402	05	03	00	Productos de papel y cartón para oficina	940.000	0	0	0	0	0	940.000
402	05	04	00	Libros, revistas y periódicos	630.000	0	0	0	0	0	630.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	05	00	Material de enseñanza	694.444	0	0	0	0	0	694.444
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	340.000	0	0	0	0	0	340.000
402	05	99	00	Otros productos de pulpa, papel y cartón	444.000	0	0	0	0	0	444.000
402	06	00	00	Productos químicos y derivados	2.396.000	0	0	0	0	0	2.396.000
402	06	03	00	Tintas, pinturas y colorantes	190.000	0	0	0	0	0	190.000
402	06	04	00	Productos farmacéuticos y medicamentos	683.000	0	0	0	0	0	683.000
402	06	05	00	Productos de tocador	220.000	0	0	0	0	0	220.000
402	06	06	00	Combustibles y lubricantes	431.000	0	0	0	0	0	431.000
402	06	08	00	Productos plásticos	872.000	0	0	0	0	0	872.000
402	07	00	00	Productos minerales no metálicos	170.000	0	0	0	0	0	170.000
402	07	01	00	Productos de barro, loza y porcelana	10.000	0	0	0	0	0	10.000
402	07	02	00	Vidrios y productos de vidrio	10.000	0	0	0	0	0	10.000
402	07	99	00	Otros productos minerales no metálicos	150.000	0	0	0	0	0	150.000
402	08	00	00	Productos metálicos	1.228.640	0	0	0	0	0	1.228.640
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	92.535	0	0	0	0	0	92.535
402	08	08	00	Material de educación	936.105	0	0	0	0	0	936.105
402	08	09	00	Repuestos y accesorios para equipos de transporte	200.000	0	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	7.198.720	0	0	0	0	0	7.198.720
402	10	01	00	Artículos de deporte, recreación y juguetes	2.000.000	0	0	0	0	0	2.000.000
402	10	02	00	Materiales y útiles de limpieza y aseo	438.000	0	0	0	0	0	438.000
402	10	03	00	Utensilios de cocina y comedor	205.500	0	0	0	0	0	205.500
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	72.520	0	0	0	0	0	72.520
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.355.370	0	0	0	0	0	1.355.370
402	10	06	00	Condecoraciones, ofrendas y similares	558.000	0	0	0	0	0	558.000
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	1.298.607	0	0	0	0	0	1.298.607
402	10	09	00	Especies timbradas y valores	50.000	0	0	0	0	0	50.000
402	10	11	00	Materiales eléctricos	55.000	0	0	0	0	0	55.000
402	10	12	00	Materiales para instalaciones sanitarias	22.000	0	0	0	0	0	22.000
402	10	13	00	Materiales fotográficos	12.000	0	0	0	0	0	12.000
402	10	99	00	Otros productos y útiles diversos	1.081.723	0	0	0	0	0	1.081.723

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	1.324.053	0	0	0	0	0	1.324.053
402	99	01	00	Otros materiales y suministros	1.324.053	0	0	0	0	0	1.324.053
403	**00**	**00**	**00**	**Servicios no personales**	**156.137.372**	**0**	**0**	**0**	**0**	**0**	**156.137.372**
403	01	00	00	Alquileres de inmuebles	3.293.000	0	0	0	0	0	3.293.000
403	01	01	00	Alquileres de edificios y locales	2.900.000	0	0	0	0	0	2.900.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	393.000	0	0	0	0	0	393.000
403	02	00	00	Alquileres de maquinaria y equipos	22.672.100	0	0	0	0	0	22.672.100
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	20.643.100	0	0	0	0	0	20.643.100
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	2.029.000	0	0	0	0	0	2.029.000
403	04	00	00	Servicios básicos	2.450.000	0	0	0	0	0	2.450.000
403	04	01	00	Electricidad	430.000	0	0	0	0	0	430.000
403	04	04	00	Teléfonos	1.520.000	0	0	0	0	0	1.520.000
403	04	05	00	Servicio de comunicaciones	100.000	0	0	0	0	0	100.000
403	04	07	00	Servicio de condominio	400.000	0	0	0	0	0	400.000
403	06	00	00	Servicios de transporte y almacenaje	1.161.000	0	0	0	0	0	1.161.000
403	06	01	00	Fletes y embalajes	445.000	0	0	0	0	0	445.000
403	06	03	00	Estacionamiento	560.000	0	0	0	0	0	560.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	156.000	0	0	0	0	0	156.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.645.208	0	0	0	0	0	25.645.208
403	07	01	00	Publicidad y propaganda	7.420.000	0	0	0	0	0	7.420.000
403	07	02	00	Imprenta y reproducción	4.554.208	0	0	0	0	0	4.554.208
403	07	03	00	Relaciones sociales	11.690.000	0	0	0	0	0	11.690.000
403	07	04	00	Avisos	1.981.000	0	0	0	0	0	1.981.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	606.914	0	0	0	0	0	606.914
403	08	01	00	Primas y gastos de seguros	573.000	0	0	0	0	0	573.000
403	08	02	00	Comisiones y gastos bancarios	33.914	0	0	0	0	0	33.914
403	09	00	00	Viáticos y pasajes	13.747.493	0	0	0	0	0	13.747.493
403	09	01	00	Viáticos y pasajes dentro del país	10.607.493	0	0	0	0	0	10.607.493
403	09	02	00	Viáticos y pasajes fuera del país	3.140.000	0	0	0	0	0	3.140.000
403	10	00	00	Servicios profesionales y técnicos	44.335.931	0	0	0	0	0	44.335.931
403	10	03	00	Servicios de procesamiento de datos	600.000	0	0	0	0	0	600.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	750.000	0	0	0	0	0	750.000
403	10	11	00	Servicios para la elaboración y suministro de comida	19.900.000	0	0	0	0	0	19.900.000
403	10	99	00	Otros servicios profesionales y técnicos	23.085.931	0	0	0	0	0	23.085.931
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	411.100	0	0	0	0	0	411.100
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	350.000	0	0	0	0	0	350.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	61.100	0	0	0	0	0	61.100
403	12	00	00	Conservación y reparaciones menores de obras	6.000.000	0	0	0	0	0	6.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	6.000.000	0	0	0	0	0	6.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	800.000	0	0	0	0	0	800.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	800.000	0	0	0	0	0	800.000
403	18	00	00	Impuestos indirectos	19.859.192	0	0	0	0	0	19.859.192
403	18	01	00	Impuesto al valor agregado	19.859.192	0	0	0	0	0	19.859.192
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	240.434	0	0	0	0	0	240.434
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	240.434	0	0	0	0	0	240.434
403	99	00	00	Otros servicios no personales	14.915.000	0	0	0	0	0	14.915.000
403	99	01	00	Otros servicios no personales	14.915.000	0	0	0	0	0	14.915.000
404	**00**	**00**	**00**	**Activos reales**	**11.423.439**	**0**	**0**	**0**	**0**	**0**	**11.423.439**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	339.008	0	0	0	0	0	339.008
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	339.008	0	0	0	0	0	339.008
404	04	00	00	Equipos de transporte, tracción y elevación	1.900.000	0	0	0	0	0	1.900.000
404	04	01	00	Vehículos automotores terrestres	1.900.000	0	0	0	0	0	1.900.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	620.787	0	0	0	0	0	620.787
404	05	01	00	Equipos de telecomunicaciones	620.787	0	0	0	0	0	620.787
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	830.757	0	0	0	0	0	830.757
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	830.757	0	0	0	0	0	830.757
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.639.887	0	0	0	0	0	3.639.887
404	09	01	00	Mobiliario y equipos de oficina	1.340.462	0	0	0	0	0	1.340.462
404	09	02	00	Equipos de computación	1.979.425	0	0	0	0	0	1.979.425
404	09	03	00	Mobiliario y equipos de alojamiento	320.000	0	0	0	0	0	320.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	4.093.000	0	0	0	0	0	4.093.000
404	11	02	00	Adquisición de edificios e instalaciones	4.093.000	0	0	0	0	0	4.093.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**386.548.494**	**0**	**0**	**0**	**0**	**0**	**386.548.494**
407	01	00	00	Transferencias y donaciones corrientes internas	386.548.494	0	0	0	0	0	386.548.494
407	01	02	00	Donaciones corrientes internas al sector privado	158.680.367	0	0	0	0	0	158.680.367
407	01	02	01	Donaciones corrientes a personas	158.680.367	0	0	0	0	0	158.680.367
407	01	03	00	Transferencias corrientes internas al sector público	227.868.127	0	0	0	0	0	227.868.127
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	227.868.127	0	0	0	0	0	227.868.127
				Totales	**724.600.843**	**0**	**0**	**0**	**0**	**0**	**724.600.843**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119592 640023000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA PREVENCIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL, ASÍ COMO ACOMPAÑAMIENTO DIRECTO E INDIRECTO DE LOS QUE YA SE ENCUENTRAN EN ESA CONDICIÓN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**33.000.000**	**0**	**0**	**0**	**0**	**0**	**33.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.193.929	0	0	0	0	0	6.193.929
401	01	03	00	Suplencias a empleados	500.000	0	0	0	0	0	500.000
401	01	18	00	Remuneraciones al personal contratado	4.325.375	0	0	0	0	0	4.325.375
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.000.000	0	0	0	0	0	1.000.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	368.554	0	0	0	0	0	368.554
401	03	00	00	Primas	5.073.265	0	0	0	0	0	5.073.265
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	856.073	0	0	0	0	0	856.073
401	03	37	00	Primas de transporte al personal contratado	319.200	0	0	0	0	0	319.200
401	03	38	00	Primas por hogar al personal contratado	102.600	0	0	0	0	0	102.600
401	03	39	00	Primas por hijos al personal contratado	61.560	0	0	0	0	0	61.560
401	03	40	00	Primas de profesionalización al personal contratado	479.917	0	0	0	0	0	479.917
401	03	41	00	Primas por antigüedad al personal contratado	51.600	0	0	0	0	0	51.600
401	03	95	00	Otras primas al personal de alto nivel y de dirección	518.807	0	0	0	0	0	518.807
401	03	96	00	Otras primas al personal contratado	2.683.508	0	0	0	0	0	2.683.508
401	04	00	00	Complementos de sueldos y salarios	5.271.100	0	0	0	0	0	5.271.100
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.168.720	0	0	0	0	0	3.168.720
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	184.277	0	0	0	0	0	184.277
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	291.600	0	0	0	0	0	291.600
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	289.210	0	0	0	0	0	289.210
401	04	98	00	Otros complementos al personal contratado	1.337.293	0	0	0	0	0	1.337.293
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.405.113	0	0	0	0	0	4.405.113
401	05	07	00	Aguinaldos al personal contratado	2.730.307	0	0	0	0	0	2.730.307
401	05	08	00	Bono vacacional al personal contratado	891.529	0	0	0	0	0	891.529
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	590.470	0	0	0	0	0	590.470
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	192.807	0	0	0	0	0	192.807
401	06	00	00	Aportes patronales y legales	1.547.736	0	0	0	0	0	1.547.736
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	925.824	0	0	0	0	0	925.824
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal	160.476	0	0	0	0	0	160.476

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119592 640023000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA PREVENCIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL, ASÍ COMO ACOMPAÑAMIENTO DIRECTO E INDIRECTO DE LOS QUE YA SE ENCUENTRAN EN ESA CONDICIÓN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				contratado							
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	201.168	0	0	0	0	0	201.168
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	34.872	0	0	0	0	0	34.872
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	40.236	0	0	0	0	0	40.236
401	06	95	00	Otros aportes legales por personal contratado	185.160	0	0	0	0	0	185.160
401	07	00	00	Asistencia socio-económica	8.029.945	0	0	0	0	0	8.029.945
401	07	33	00	Asistencia socio-económica al personal contratado	6.987.960	0	0	0	0	0	6.987.960
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	45.360	0	0	0	0	0	45.360
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	22.680	0	0	0	0	0	22.680
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	22.680	0	0	0	0	0	22.680
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	209.208	0	0	0	0	0	209.208
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	500.000	0	0	0	0	0	500.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	242.057	0	0	0	0	0	242.057
401	08	00	00	Prestaciones sociales e indemnizaciones	2.478.912	0	0	0	0	0	2.478.912
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.889.412	0	0	0	0	0	1.889.412
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	589.500	0	0	0	0	0	589.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.488.838**	**0**	**0**	**0**	**0**	**0**	**10.488.838**
402	01	00	00	Productos alimenticios y agropecuarios	1.347.161	0	0	0	0	0	1.347.161
402	01	01	00	Alimentos y bebidas para personas	1.347.161	0	0	0	0	0	1.347.161
402	03	00	00	Textiles y vestuarios	975.000	0	0	0	0	0	975.000
402	03	02	00	Prendas de vestir	800.000	0	0	0	0	0	800.000
402	03	99	00	Otros productos textiles y vestuarios	175.000	0	0	0	0	0	175.000
402	04	00	00	Productos de cuero y caucho	200.000	0	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	200.000	0	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	2.020.000	0	0	0	0	0	2.020.000
402	05	01	00	Pulpa de madera, papel y cartón	550.000	0	0	0	0	0	550.000
402	05	02	00	Envases y cajas de papel y cartón	225.000	0	0	0	0	0	225.000
402	05	03	00	Productos de papel y cartón para oficina	550.000	0	0	0	0	0	550.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119592 640023000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA PREVENCIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL, ASÍ COMO ACOMPAÑAMIENTO DIRECTO E INDIRECTO DE LOS QUE YA SE ENCUENTRAN EN ESA CONDICIÓN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	04	00	Libros, revistas y periódicos	150.000	0	0	0	0	0	150.000
402	05	05	00	Material de enseñanza	325.000	0	0	0	0	0	325.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	0	100.000
402	05	99	00	Otros productos de pulpa, papel y cartón	120.000	0	0	0	0	0	120.000
402	06	00	00	Productos químicos y derivados	1.755.000	0	0	0	0	0	1.755.000
402	06	03	00	Tintas, pinturas y colorantes	130.000	0	0	0	0	0	130.000
402	06	04	00	Productos farmacéuticos y medicamentos	550.000	0	0	0	0	0	550.000
402	06	05	00	Productos de tocador	180.000	0	0	0	0	0	180.000
402	06	06	00	Combustibles y lubricantes	125.000	0	0	0	0	0	125.000
402	06	08	00	Productos plásticos	770.000	0	0	0	0	0	770.000
402	08	00	00	Productos metálicos	841.640	0	0	0	0	0	841.640
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	70.535	0	0	0	0	0	70.535
402	08	08	00	Material de educación	771.105	0	0	0	0	0	771.105
402	10	00	00	Productos varios y útiles diversos	3.063.374	0	0	0	0	0	3.063.374
402	10	01	00	Artículos de deporte, recreación y juguetes	950.000	0	0	0	0	0	950.000
402	10	02	00	Materiales y útiles de limpieza y aseo	320.000	0	0	0	0	0	320.000
402	10	03	00	Utensilios de cocina y comedor	190.000	0	0	0	0	0	190.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	348.374	0	0	0	0	0	348.374
402	10	06	00	Condecoraciones, ofrendas y similares	400.000	0	0	0	0	0	400.000
402	10	08	00	Materiales para equipos de computación	750.000	0	0	0	0	0	750.000
402	10	09	00	Especies timbradas y valores	35.000	0	0	0	0	0	35.000
402	10	11	00	Materiales eléctricos	5.000	0	0	0	0	0	5.000
402	10	12	00	Materiales para instalaciones sanitarias	5.000	0	0	0	0	0	5.000
402	10	99	00	Otros productos y útiles diversos	50.000	0	0	0	0	0	50.000
402	99	00	00	Otros materiales y suministros	286.663	0	0	0	0	0	286.663
402	99	01	00	Otros materiales y suministros	286.663	0	0	0	0	0	286.663
403	**00**	**00**	**00**	**Servicios no personales**	**31.084.155**	**0**	**0**	**0**	**0**	**0**	**31.084.155**
403	01	00	00	Alquileres de inmuebles	2.593.000	0	0	0	0	0	2.593.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119592 640023000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA PREVENCIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL, ASÍ COMO ACOMPAÑAMIENTO DIRECTO E INDIRECTO DE LOS QUE YA SE ENCUENTRAN EN ESA CONDICIÓN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	01	00	Alquileres de edificios y locales	2.200.000	0	0	0	0	0	2.200.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	393.000	0	0	0	0	0	393.000
403	02	00	00	Alquileres de maquinaria y equipos	3.769.000	0	0	0	0	0	3.769.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.250.000	0	0	0	0	0	3.250.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	519.000	0	0	0	0	0	519.000
403	06	00	00	Servicios de transporte y almacenaje	40.000	0	0	0	0	0	40.000
403	06	01	00	Fletes y embalajes	40.000	0	0	0	0	0	40.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.038.700	0	0	0	0	0	7.038.700
403	07	01	00	Publicidad y propaganda	2.450.000	0	0	0	0	0	2.450.000
403	07	02	00	Imprenta y reproducción	1.738.700	0	0	0	0	0	1.738.700
403	07	03	00	Relaciones sociales	2.300.000	0	0	0	0	0	2.300.000
403	07	04	00	Avisos	550.000	0	0	0	0	0	550.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	373.000	0	0	0	0	0	373.000
403	08	01	00	Primas y gastos de seguros	373.000	0	0	0	0	0	373.000
403	09	00	00	Viáticos y pasajes	2.830.000	0	0	0	0	0	2.830.000
403	09	01	00	Viáticos y pasajes dentro del país	2.830.000	0	0	0	0	0	2.830.000
403	10	00	00	Servicios profesionales y técnicos	6.150.000	0	0	0	0	0	6.150.000
403	10	03	00	Servicios de procesamiento de datos	500.000	0	0	0	0	0	500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	2.300.000	0	0	0	0	0	2.300.000
403	10	99	00	Otros servicios profesionales y técnicos	3.350.000	0	0	0	0	0	3.350.000
403	12	00	00	Conservación y reparaciones menores de obras	2.000.000	0	0	0	0	0	2.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.000.000	0	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	4.290.455	0	0	0	0	0	4.290.455
403	18	01	00	Impuesto al valor agregado	4.290.455	0	0	0	0	0	4.290.455
403	99	00	00	Otros servicios no personales	2.000.000	0	0	0	0	0	2.000.000
403	99	01	00	Otros servicios no personales	2.000.000	0	0	0	0	0	2.000.000
404	**00**	**00**	**00**	**Activos reales**	**460.382**	0	**0**	0	0	0	**460.382**
404	05	00	00	Equipos de comunicaciones y de señalamiento	54.153	0	0	0	0	0	54.153
404	05	01	00	Equipos de telecomunicaciones	54.153	0	0	0	0	0	54.153

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PROYECTO: 119592 640023000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA PREVENCIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL, ASÍ COMO ACOMPAÑAMIENTO DIRECTO E INDIRECTO DE LOS QUE YA SE ENCUENTRAN EN ESA CONDICIÓN

UNIDAD DE MEDIDA: JOVEN INCORPORADO

META: 200.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	137.172	0	0	0	0	0	137.172
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	137.172	0	0	0	0	0	137.172
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	269.057	0	0	0	0	0	269.057
404	09	01	00	Mobiliario y equipos de oficina	69.057	0	0	0	0	0	69.057
404	09	02	00	Equipos de computación	80.000	0	0	0	0	0	80.000
404	09	03	00	Mobiliario y equipos de alojamiento	120.000	0	0	0	0	0	120.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**55.180.367**	**0**	**0**	**0**	**0**	**0**	**55.180.367**
407	01	00	00	Transferencias y donaciones corrientes internas	55.180.367	0	0	0	0	0	55.180.367
407	01	02	00	Donaciones corrientes internas al sector privado	55.180.367	0	0	0	0	0	55.180.367
407	01	02	01	Donaciones corrientes a personas	55.180.367	0	0	0	0	0	55.180.367
				Totales	**130.213.742**	**0**	**0**	**0**	**0**	**0**	**130.213.742**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PROYECTO: 119592 640023000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA PREVENCIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL, ASÍ COMO ACOMPAÑAMIENTO DIRECTO E INDIRECTO DE LOS QUE YA SE ENCUENTRAN EN ESA CONDICIÓN

UNIDAD DE MEDIDA: JOVEN INCORPORADO

META: 200.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119592 640023000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA PREVENCIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL, ASÍ COMO ACOMPAÑAMIENTO DIRECTO E INDIRECTO DE LOS QUE YA SE ENCUENTRAN EN ESA CONDICIÓN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640023004 ATENCIÓN INTEGRAL DEL JOVEN EN SITUACIÓN DE VULNERABILIDAD

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 200.000

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**33.000.000**	**0**	**0**	**0**	**0**	**0**	**33.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.193.929	0	0	0	0	0	6.193.929
401	01	03	00	Suplencias a empleados	500.000	0	0	0	0	0	500.000
401	01	18	00	Remuneraciones al personal contratado	4.325.375	0	0	0	0	0	4.325.375
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.000.000	0	0	0	0	0	1.000.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	368.554	0	0	0	0	0	368.554
401	03	00	00	Primas	5.073.265	0	0	0	0	0	5.073.265
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	856.073	0	0	0	0	0	856.073
401	03	37	00	Primas de transporte al personal contratado	319.200	0	0	0	0	0	319.200
401	03	38	00	Primas por hogar al personal contratado	102.600	0	0	0	0	0	102.600
401	03	39	00	Primas por hijos al personal contratado	61.560	0	0	0	0	0	61.560
401	03	40	00	Primas de profesionalización al personal contratado	479.917	0	0	0	0	0	479.917
401	03	41	00	Primas por antigüedad al personal contratado	51.600	0	0	0	0	0	51.600
401	03	95	00	Otras primas al personal de alto nivel y de dirección	518.807	0	0	0	0	0	518.807
401	03	96	00	Otras primas al personal contratado	2.683.508	0	0	0	0	0	2.683.508
401	04	00	00	Complementos de sueldos y salarios	5.271.100	0	0	0	0	0	5.271.100
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.168.720	0	0	0	0	0	3.168.720
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	184.277	0	0	0	0	0	184.277
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	291.600	0	0	0	0	0	291.600
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	289.210	0	0	0	0	0	289.210
401	04	98	00	Otros complementos al personal contratado	1.337.293	0	0	0	0	0	1.337.293
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.405.113	0	0	0	0	0	4.405.113
401	05	07	00	Aguinaldos al personal contratado	2.730.307	0	0	0	0	0	2.730.307
401	05	08	00	Bono vacacional al personal contratado	891.529	0	0	0	0	0	891.529

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PROYECTO: 119592 640023000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA PREVENCIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL, ASÍ COMO ACOMPAÑAMIENTO DIRECTO E INDIRECTO DE LOS QUE YA SE ENCUENTRAN EN ESA CONDICIÓN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640023004 ATENCIÓN INTEGRAL DEL JOVEN EN SITUACIÓN DE VULNERABILIDAD

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 200.000

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	590.470	0	0	0	0	0	590.470
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	192.807	0	0	0	0	0	192.807
401	06	00	00	Aportes patronales y legales	1.547.736	0	0	0	0	0	1.547.736
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	925.824	0	0	0	0	0	925.824
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	160.476	0	0	0	0	0	160.476
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	201.168	0	0	0	0	0	201.168
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	34.872	0	0	0	0	0	34.872
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	40.236	0	0	0	0	0	40.236
401	06	95	00	Otros aportes legales por personal contratado	185.160	0	0	0	0	0	185.160
401	07	00	00	Asistencia socio-económica	8.029.945	0	0	0	0	0	8.029.945
401	07	33	00	Asistencia socio-económica al personal contratado	6.987.960	0	0	0	0	0	6.987.960
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	45.360	0	0	0	0	0	45.360
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	22.680	0	0	0	0	0	22.680
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	22.680	0	0	0	0	0	22.680
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	209.208	0	0	0	0	0	209.208
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	500.000	0	0	0	0	0	500.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	242.057	0	0	0	0	0	242.057
401	08	00	00	Prestaciones sociales e indemnizaciones	2.478.912	0	0	0	0	0	2.478.912
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.889.412	0	0	0	0	0	1.889.412
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	589.500	0	0	0	0	0	589.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.719.977**	**0**	**0**	**0**	**0**	0	**4.719.977**
402	01	00	00	Productos alimenticios y agropecuarios	289.940	0	0	0	0	0	289.940
402	01	01	00	Alimentos y bebidas para personas	289.940	0	0	0	0	0	289.940

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119592 640023000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA PREVENCIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL, ASÍ COMO ACOMPAÑAMIENTO DIRECTO E INDIRECTO DE LOS QUE YA SE ENCUENTRAN EN ESA CONDICIÓN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640023004 ATENCIÓN INTEGRAL DEL JOVEN EN SITUACIÓN DE VULNERABILIDAD

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 200.000

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	00	00	Textiles y vestuarios	600.000	0	0	0	0	0	600.000
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	0	500.000
402	03	99	00	Otros productos textiles y vestuarios	100.000	0	0	0	0	0	100.000
402	04	00	00	Productos de cuero y caucho	200.000	0	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	200.000	0	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	840.000	0	0	0	0	0	840.000
402	05	01	00	Pulpa de madera, papel y cartón	300.000	0	0	0	0	0	300.000
402	05	02	00	Envases y cajas de papel y cartón	180.000	0	0	0	0	0	180.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	0	200.000
402	05	04	00	Libros, revistas y periódicos	75.000	0	0	0	0	0	75.000
402	05	05	00	Material de enseñanza	75.000	0	0	0	0	0	75.000
402	05	99	00	Otros productos de pulpa, papel y cartón	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	1.120.000	0	0	0	0	0	1.120.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	06	04	00	Productos farmacéuticos y medicamentos	200.000	0	0	0	0	0	200.000
402	06	05	00	Productos de tocador	150.000	0	0	0	0	0	150.000
402	06	06	00	Combustibles y lubricantes	100.000	0	0	0	0	0	100.000
402	06	08	00	Productos plásticos	650.000	0	0	0	0	0	650.000
402	08	00	00	Productos metálicos	150.000	0	0	0	0	0	150.000
402	08	08	00	Material de educación	150.000	0	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	1.433.374	0	0	0	0	0	1.433.374
402	10	01	00	Artículos de deporte, recreación y juguetes	300.000	0	0	0	0	0	300.000
402	10	02	00	Materiales y útiles de limpieza y aseo	250.000	0	0	0	0	0	250.000
402	10	03	00	Utensilios de cocina y comedor	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119592 640023000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA PREVENCIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL, ASÍ COMO ACOMPAÑAMIENTO DIRECTO E INDIRECTO DE LOS QUE YA SE ENCUENTRAN EN ESA CONDICIÓN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640023004 ATENCIÓN INTEGRAL DEL JOVEN EN SITUACIÓN DE VULNERABILIDAD

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 200.000

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	148.374	0	0	0	0	0	148.374
402	10	06	00	Condecoraciones, ofrendas y similares	250.000	0	0	0	0	0	250.000
402	10	08	00	Materiales para equipos de computación	450.000	0	0	0	0	0	450.000
402	10	09	00	Especies timbradas y valores	25.000	0	0	0	0	0	25.000
402	99	00	00	Otros materiales y suministros	86.663	0	0	0	0	0	86.663
402	99	01	00	Otros materiales y suministros	86.663	0	0	0	0	0	86.663
403	**00**	**00**	**00**	**Servicios no personales**	**13.987.870**	**0**	**0**	**0**	**0**	**0**	**13.987.870**
403	01	00	00	Alquileres de inmuebles	943.000	0	0	0	0	0	943.000
403	01	01	00	Alquileres de edificios y locales	900.000	0	0	0	0	0	900.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	43.000	0	0	0	0	0	43.000
403	02	00	00	Alquileres de maquinaria y equipos	1.500.000	0	0	0	0	0	1.500.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.300.000	0	0	0	0	0	1.300.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	200.000	0	0	0	0	0	200.000
403	06	00	00	Servicios de transporte y almacenaje	20.000	0	0	0	0	0	20.000
403	06	01	00	Fletes y embalajes	20.000	0	0	0	0	0	20.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.088.700	0	0	0	0	0	3.088.700
403	07	01	00	Publicidad y propaganda	1.000.000	0	0	0	0	0	1.000.000
403	07	02	00	Imprenta y reproducción	588.700	0	0	0	0	0	588.700
403	07	03	00	Relaciones sociales	1.000.000	0	0	0	0	0	1.000.000
403	07	04	00	Avisos	500.000	0	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	373.000	0	0	0	0	0	373.000
403	08	01	00	Primas y gastos de seguros	373.000	0	0	0	0	0	373.000
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119592 640023000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA PREVENCIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL, ASÍ COMO ACOMPAÑAMIENTO DIRECTO E INDIRECTO DE LOS QUE YA SE ENCUENTRAN EN ESA CONDICIÓN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640023004 ATENCIÓN INTEGRAL DEL JOVEN EN SITUACIÓN DE VULNERABILIDAD

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 200.000

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	2.250.000	0	0	0	0	0	2.250.000
403	10	03	00	Servicios de procesamiento de datos	200.000	0	0	0	0	0	200.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.000.000	0	0	0	0	0	1.000.000
403	10	99	00	Otros servicios profesionales y técnicos	1.050.000	0	0	0	0	0	1.050.000
403	12	00	00	Conservación y reparaciones menores de obras	2.000.000	0	0	0	0	0	2.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.000.000	0	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	1.813.170	0	0	0	0	0	1.813.170
403	18	01	00	Impuesto al valor agregado	1.813.170	0	0	0	0	0	1.813.170
403	99	00	00	Otros servicios no personales	1.000.000	0	0	0	0	0	1.000.000
403	99	01	00	Otros servicios no personales	1.000.000	0	0	0	0	0	1.000.000
404	**00**	**00**	**00**	**Activos reales**	**207.172**	**0**	**0**	**0**	**0**	0	**207.172**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	87.172	0	0	0	0	0	87.172
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	87.172	0	0	0	0	0	87.172
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	120.000	0	0	0	0	0	120.000
404	09	03	00	Mobiliario y equipos de alojamiento	120.000	0	0	0	0	0	120.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**55.180.367**	**0**	**0**	**0**	**0**	0	**55.180.367**
407	01	00	00	Transferencias y donaciones corrientes internas	55.180.367	0	0	0	0	0	55.180.367
407	01	02	00	Donaciones corrientes internas al sector privado	55.180.367	0	0	0	0	0	55.180.367
407	01	02	01	Donaciones corrientes a personas	55.180.367	0	0	0	0	0	55.180.367
				Totales	**107.095.386**	**0**	**0**	**0**	**0**	0	**107.095.386**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119592 640023000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA PREVENCIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL, ASÍ COMO ACOMPAÑAMIENTO DIRECTO E INDIRECTO DE LOS QUE YA SE ENCUENTRAN EN ESA CONDICIÓN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640023005 CONTINUIDAD DEL PROGRAMA NACIONAL DE PREVENCIÓN DE LAS SITUACIONES DE VULNERABILIDAD JUVENIL

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 1.000.000

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.195.535**	**0**	**0**	**0**	**0**	**0**	**4.195.535**
402	01	00	00	Productos alimenticios y agropecuarios	800.000	0	0	0	0	0	800.000
402	01	01	00	Alimentos y bebidas para personas	800.000	0	0	0	0	0	800.000
402	03	00	00	Textiles y vestuarios	300.000	0	0	0	0	0	300.000
402	03	02	00	Prendas de vestir	300.000	0	0	0	0	0	300.000
402	05	00	00	Productos de papel, cartón e impresos	830.000	0	0	0	0	0	830.000
402	05	01	00	Pulpa de madera, papel y cartón	150.000	0	0	0	0	0	150.000
402	05	02	00	Envases y cajas de papel y cartón	30.000	0	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	0	200.000
402	05	04	00	Libros, revistas y periódicos	50.000	0	0	0	0	0	50.000
402	05	05	00	Material de enseñanza	200.000	0	0	0	0	0	200.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	0	100.000
402	05	99	00	Otros productos de pulpa, papel y cartón	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	495.000	0	0	0	0	0	495.000
402	06	03	00	Tintas, pinturas y colorantes	100.000	0	0	0	0	0	100.000
402	06	04	00	Productos farmacéuticos y medicamentos	270.000	0	0	0	0	0	270.000
402	06	05	00	Productos de tocador	5.000	0	0	0	0	0	5.000
402	06	08	00	Productos plásticos	120.000	0	0	0	0	0	120.000
402	08	00	00	Productos metálicos	570.535	0	0	0	0	0	570.535
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	70.535	0	0	0	0	0	70.535
402	08	08	00	Material de educación	500.000	0	0	0	0	0	500.000
402	10	00	00	Productos varios y útiles diversos	1.100.000	0	0	0	0	0	1.100.000
402	10	01	00	Artículos de deporte, recreación y juguetes	400.000	0	0	0	0	0	400.000
402	10	02	00	Materiales y útiles de limpieza y aseo	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PROYECTO: 119592 640023000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA PREVENCIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL, ASÍ COMO ACOMPAÑAMIENTO DIRECTO E INDIRECTO DE LOS QUE YA SE ENCUENTRAN EN ESA CONDICIÓN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640023005 CONTINUIDAD DEL PROGRAMA NACIONAL DE PREVENCIÓN DE LAS SITUACIONES DE VULNERABILIDAD JUVENIL

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 1.000.000

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	180.000	0	0	0	0	0	180.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	0	100.000
402	10	06	00	Condecoraciones, ofrendas y similares	100.000	0	0	0	0	0	100.000
402	10	08	00	Materiales para equipos de computación	200.000	0	0	0	0	0	200.000
402	10	11	00	Materiales eléctricos	5.000	0	0	0	0	0	5.000
402	10	12	00	Materiales para instalaciones sanitarias	5.000	0	0	0	0	0	5.000
402	10	99	00	Otros productos y útiles diversos	50.000	0	0	0	0	0	50.000
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**12.433.662**	**0**	**0**	**0**	**0**	**0**	**12.433.662**
403	01	00	00	Alquileres de inmuebles	1.100.000	0	0	0	0	0	1.100.000
403	01	01	00	Alquileres de edificios y locales	800.000	0	0	0	0	0	800.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	300.000	0	0	0	0	0	300.000
403	02	00	00	Alquileres de maquinaria y equipos	1.762.000	0	0	0	0	0	1.762.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.500.000	0	0	0	0	0	1.500.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	262.000	0	0	0	0	0	262.000
403	06	00	00	Servicios de transporte y almacenaje	20.000	0	0	0	0	0	20.000
403	06	01	00	Fletes y embalajes	20.000	0	0	0	0	0	20.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.500.000	0	0	0	0	0	2.500.000
403	07	01	00	Publicidad y propaganda	950.000	0	0	0	0	0	950.000
403	07	02	00	Imprenta y reproducción	750.000	0	0	0	0	0	750.000
403	07	03	00	Relaciones sociales	800.000	0	0	0	0	0	800.000
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119592 640023000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA PREVENCIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL, ASÍ COMO ACOMPAÑAMIENTO DIRECTO E INDIRECTO DE LOS QUE YA SE ENCUENTRAN EN ESA CONDICIÓN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640023005 CONTINUIDAD DEL PROGRAMA NACIONAL DE PREVENCIÓN DE LAS SITUACIONES DE VULNERABILIDAD JUVENIL

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 1.000.000

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	0	1.000.000
403	10	00	00	Servicios profesionales y técnicos	3.250.000	0	0	0	0	0	3.250.000
403	10	03	00	Servicios de procesamiento de datos	250.000	0	0	0	0	0	250.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.000.000	0	0	0	0	0	1.000.000
403	10	99	00	Otros servicios profesionales y técnicos	2.000.000	0	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	1.801.662	0	0	0	0	0	1.801.662
403	18	01	00	Impuesto al valor agregado	1.801.662	0	0	0	0	0	1.801.662
403	99	00	00	Otros servicios no personales	1.000.000	0	0	0	0	0	1.000.000
403	99	01	00	Otros servicios no personales	1.000.000	0	0	0	0	0	1.000.000
404	**00**	**00**	**00**	**Activos reales**	**184.153**	**0**	**0**	**0**	**0**	0	**184.153**
404	05	00	00	Equipos de comunicaciones y de señalamiento	54.153	0	0	0	0	0	54.153
404	05	01	00	Equipos de telecomunicaciones	54.153	0	0	0	0	0	54.153
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	0	50.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	80.000	0	0	0	0	0	80.000
404	09	02	00	Equipos de computación	80.000	0	0	0	0	0	80.000
				Totales	**16.813.350**	**0**	**0**	**0**	**0**	0	**16.813.350**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PROYECTO: 119592 640023000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA PREVENCIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL, ASÍ COMO ACOMPAÑAMIENTO DIRECTO E INDIRECTO DE LOS QUE YA SE ENCUENTRAN EN ESA CONDICIÓN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640023006 DESARROLLO DE CAMPAÑA COMUNICACIONAL PARA LA PREVENCIÓN DE LAS SITUACIONES DE VULNERABILIDAD EN LOS JÓVENES

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.573.326**	**0**	**0**	**0**	**0**	**0**	**1.573.326**
402	01	00	00	Productos alimenticios y agropecuarios	257.221	0	0	0	0	0	257.221
402	01	01	00	Alimentos y bebidas para personas	257.221	0	0	0	0	0	257.221
402	03	00	00	Textiles y vestuarios	75.000	0	0	0	0	0	75.000
402	03	99	00	Otros productos textiles y vestuarios	75.000	0	0	0	0	0	75.000
402	05	00	00	Productos de papel, cartón e impresos	350.000	0	0	0	0	0	350.000
402	05	01	00	Pulpa de madera, papel y cartón	100.000	0	0	0	0	0	100.000
402	05	02	00	Envases y cajas de papel y cartón	15.000	0	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	150.000	0	0	0	0	0	150.000
402	05	04	00	Libros, revistas y periódicos	25.000	0	0	0	0	0	25.000
402	05	05	00	Material de enseñanza	50.000	0	0	0	0	0	50.000
402	05	99	00	Otros productos de pulpa, papel y cartón	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	140.000	0	0	0	0	0	140.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	06	04	00	Productos farmacéuticos y medicamentos	80.000	0	0	0	0	0	80.000
402	06	05	00	Productos de tocador	25.000	0	0	0	0	0	25.000
402	06	06	00	Combustibles y lubricantes	25.000	0	0	0	0	0	25.000
402	08	00	00	Productos metálicos	121.105	0	0	0	0	0	121.105
402	08	08	00	Material de educación	121.105	0	0	0	0	0	121.105
402	10	00	00	Productos varios y útiles diversos	530.000	0	0	0	0	0	530.000
402	10	01	00	Artículos de deporte, recreación y juguetes	250.000	0	0	0	0	0	250.000
402	10	02	00	Materiales y útiles de limpieza y aseo	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	0	100.000
402	10	06	00	Condecoraciones, ofrendas y similares	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119592 640023000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA PREVENCIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL, ASÍ COMO ACOMPAÑAMIENTO DIRECTO E INDIRECTO DE LOS QUE YA SE ENCUENTRAN EN ESA CONDICIÓN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640023006 DESARROLLO DE CAMPAÑA COMUNICACIONAL PARA LA PREVENCIÓN DE LAS SITUACIONES DE VULNERABILIDAD EN LOS JÓVENES

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	0	100.000
402	10	09	00	Especies timbradas y valores	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.662.623**	**0**	**0**	**0**	**0**	0	**4.662.623**
403	01	00	00	Alquileres de inmuebles	550.000	0	0	0	0	0	550.000
403	01	01	00	Alquileres de edificios y locales	500.000	0	0	0	0	0	500.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	50.000	0	0	0	0	0	50.000
403	02	00	00	Alquileres de maquinaria y equipos	507.000	0	0	0	0	0	507.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	450.000	0	0	0	0	0	450.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	57.000	0	0	0	0	0	57.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.450.000	0	0	0	0	0	1.450.000
403	07	01	00	Publicidad y propaganda	500.000	0	0	0	0	0	500.000
403	07	02	00	Imprenta y reproducción	400.000	0	0	0	0	0	400.000
403	07	03	00	Relaciones sociales	500.000	0	0	0	0	0	500.000
403	07	04	00	Avisos	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	830.000	0	0	0	0	0	830.000
403	09	01	00	Viáticos y pasajes dentro del país	830.000	0	0	0	0	0	830.000
403	10	00	00	Servicios profesionales y técnicos	650.000	0	0	0	0	0	650.000
403	10	03	00	Servicios de procesamiento de datos	50.000	0	0	0	0	0	50.000
403	10	11	00	Servicios para la elaboración y suministro de comida	300.000	0	0	0	0	0	300.000
403	10	99	00	Otros servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	675.623	0	0	0	0	0	675.623
403	18	01	00	Impuesto al valor agregado	675.623	0	0	0	0	0	675.623

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PROYECTO: 119592 640023000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA PREVENCIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL, ASÍ COMO ACOMPAÑAMIENTO DIRECTO E INDIRECTO DE LOS QUE YA SE ENCUENTRAN EN ESA CONDICIÓN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 200.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640023006 DESARROLLO DE CAMPAÑA COMUNICACIONAL PARA LA PREVENCIÓN DE LAS SITUACIONES DE VULNERABILIDAD EN LOS JÓVENES

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**69.057**	**0**	**0**	**0**	**0**	**0**	**69.057**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	69.057	0	0	0	0	0	69.057
404	09	01	00	Mobiliario y equipos de oficina	69.057	0	0	0	0	0	69.057
				Totales	**6.305.006**	**0**	**0**	**0**	**0**	**0**	**6.305.006**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	**Gastos de personal**	**33.000.000**	**0**	**0**	**0**	**0**	**0**	**33.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.272.618	0	0	0	0	0	6.272.618
401	01	03	00	Suplencias a empleados	500.000	0	0	0	0	0	500.000
401	01	18	00	Remuneraciones al personal contratado	4.404.064	0	0	0	0	0	4.404.064
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.000.000	0	0	0	0	0	1.000.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	368.554	0	0	0	0	0	368.554
401	03	00	00	Primas	4.947.681	0	0	0	0	0	4.947.681
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	856.073	0	0	0	0	0	856.073
401	03	37	00	Primas de transporte al personal contratado	340.800	0	0	0	0	0	340.800
401	03	38	00	Primas por hogar al personal contratado	129.600	0	0	0	0	0	129.600
401	03	39	00	Primas por hijos al personal contratado	77.760	0	0	0	0	0	77.760
401	03	40	00	Primas de profesionalización al personal contratado	274.688	0	0	0	0	0	274.688
401	03	41	00	Primas por antigüedad al personal contratado	57.600	0	0	0	0	0	57.600
401	03	95	00	Otras primas al personal de alto nivel y de dirección	527.652	0	0	0	0	0	527.652
401	03	96	00	Otras primas al personal contratado	2.683.508	0	0	0	0	0	2.683.508
401	04	00	00	Complementos de sueldos y salarios	5.263.284	0	0	0	0	0	5.263.284
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.168.720	0	0	0	0	0	3.168.720
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	184.277	0	0	0	0	0	184.277
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	291.600	0	0	0	0	0	291.600
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	290.684	0	0	0	0	0	290.684
401	04	98	00	Otros complementos al personal contratado	1.328.003	0	0	0	0	0	1.328.003
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.383.945	0	0	0	0	0	4.383.945
401	05	07	00	Aguinaldos al personal contratado	2.711.340	0	0	0	0	0	2.711.340
401	05	08	00	Bono vacacional al personal contratado	885.335	0	0	0	0	0	885.335
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	593.480	0	0	0	0	0	593.480
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	193.790	0	0	0	0	0	193.790
401	06	00	00	Aportes patronales y legales	1.540.296	0	0	0	0	0	1.540.296
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	919.392	0	0	0	0	0	919.392

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	159.360	0	0	0	0	0	159.360
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	202.188	0	0	0	0	0	202.188
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	35.040	0	0	0	0	0	35.040
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	40.440	0	0	0	0	0	40.440
401	06	95	00	Otros aportes legales por personal contratado	183.876	0	0	0	0	0	183.876
401	07	00	00	Asistencia socio-económica	7.771.893	0	0	0	0	0	7.771.893
401	07	33	00	Asistencia socio-económica al personal contratado	6.728.840	0	0	0	0	0	6.728.840
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	45.360	0	0	0	0	0	45.360
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	22.680	0	0	0	0	0	22.680
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	22.680	0	0	0	0	0	22.680
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	210.276	0	0	0	0	0	210.276
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	500.000	0	0	0	0	0	500.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	242.057	0	0	0	0	0	242.057
401	08	00	00	Prestaciones sociales e indemnizaciones	2.820.283	0	0	0	0	0	2.820.283
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.281.137	0	0	0	0	0	2.281.137
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	539.146	0	0	0	0	0	539.146
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.647.689**	**0**	**0**	**0**	**0**	**0**	**8.647.689**
402	01	00	00	Productos alimenticios y agropecuarios	1.620.000	0	0	0	0	0	1.620.000
402	01	01	00	Alimentos y bebidas para personas	1.620.000	0	0	0	0	0	1.620.000
402	03	00	00	Textiles y vestuarios	1.394.480	0	0	0	0	0	1.394.480
402	03	02	00	Prendas de vestir	1.379.480	0	0	0	0	0	1.379.480
402	03	99	00	Otros productos textiles y vestuarios	15.000	0	0	0	0	0	15.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	1.762.444	0	0	0	0	0	1.762.444
402	05	01	00	Pulpa de madera, papel y cartón	540.000	0	0	0	0	0	540.000
402	05	02	00	Envases y cajas de papel y cartón	79.000	0	0	0	0	0	79.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	140.000	0	0	0	0	0	140.000
402	05	04	00	Libros, revistas y periódicos	340.000	0	0	0	0	0	340.000
402	05	05	00	Material de enseñanza	349.444	0	0	0	0	0	349.444
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	190.000	0	0	0	0	0	190.000
402	05	99	00	Otros productos de pulpa, papel y cartón	124.000	0	0	0	0	0	124.000
402	06	00	00	Productos químicos y derivados	191.000	0	0	0	0	0	191.000
402	06	03	00	Tintas, pinturas y colorantes	40.000	0	0	0	0	0	40.000
402	06	04	00	Productos farmacéuticos y medicamentos	93.000	0	0	0	0	0	93.000
402	06	06	00	Combustibles y lubricantes	6.000	0	0	0	0	0	6.000
402	06	08	00	Productos plásticos	52.000	0	0	0	0	0	52.000
402	08	00	00	Productos metálicos	167.000	0	0	0	0	0	167.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.000	0	0	0	0	0	2.000
402	08	08	00	Material de educación	165.000	0	0	0	0	0	165.000
402	10	00	00	Productos varios y útiles diversos	3.188.365	0	0	0	0	0	3.188.365
402	10	01	00	Artículos de deporte, recreación y juguetes	1.000.000	0	0	0	0	0	1.000.000
402	10	02	00	Materiales y útiles de limpieza y aseo	98.000	0	0	0	0	0	98.000
402	10	03	00	Utensilios de cocina y comedor	9.500	0	0	0	0	0	9.500
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	52.520	0	0	0	0	0	52.520
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	700.000	0	0	0	0	0	700.000
402	10	06	00	Condecoraciones, ofrendas y similares	118.000	0	0	0	0	0	118.000
402	10	07	00	Productos de seguridad en el trabajo	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	448.607	0	0	0	0	0	448.607
402	10	09	00	Especies timbradas y valores	5.000	0	0	0	0	0	5.000
402	10	12	00	Materiales para instalaciones sanitarias	12.000	0	0	0	0	0	12.000
402	10	13	00	Materiales fotográficos	2.000	0	0	0	0	0	2.000
402	10	99	00	Otros productos y útiles diversos	722.738	0	0	0	0	0	722.738
402	99	00	00	Otros materiales y suministros	304.400	0	0	0	0	0	304.400
402	99	01	00	Otros materiales y suministros	304.400	0	0	0	0	0	304.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**78.699.606**	**0**	**0**	**0**	**0**	**0**	**78.699.606**
403	01	00	00	Alquileres de inmuebles	200.000	0	0	0	0	0	200.000
403	01	01	00	Alquileres de edificios y locales	200.000	0	0	0	0	0	200.000
403	02	00	00	Alquileres de maquinaria y equipos	10.876.500	0	0	0	0	0	10.876.500
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	9.976.500	0	0	0	0	0	9.976.500
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	900.000	0	0	0	0	0	900.000
403	04	00	00	Servicios básicos	400.000	0	0	0	0	0	400.000
403	04	04	00	Teléfonos	300.000	0	0	0	0	0	300.000
403	04	05	00	Servicio de comunicaciones	100.000	0	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	670.000	0	0	0	0	0	670.000
403	06	01	00	Fletes y embalajes	175.000	0	0	0	0	0	175.000
403	06	03	00	Estacionamiento	360.000	0	0	0	0	0	360.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	135.000	0	0	0	0	0	135.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	14.191.508	0	0	0	0	0	14.191.508
403	07	01	00	Publicidad y propaganda	3.070.000	0	0	0	0	0	3.070.000
403	07	02	00	Imprenta y reproducción	2.315.508	0	0	0	0	0	2.315.508
403	07	03	00	Relaciones sociales	7.590.000	0	0	0	0	0	7.590.000
403	07	04	00	Avisos	1.216.000	0	0	0	0	0	1.216.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	100.000	0	0	0	0	0	100.000
403	08	01	00	Primas y gastos de seguros	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	6.300.000	0	0	0	0	0	6.300.000
403	09	01	00	Viáticos y pasajes dentro del país	3.700.000	0	0	0	0	0	3.700.000
403	09	02	00	Viáticos y pasajes fuera del país	2.600.000	0	0	0	0	0	2.600.000
403	10	00	00	Servicios profesionales y técnicos	25.775.931	0	0	0	0	0	25.775.931
403	10	03	00	Servicios de procesamiento de datos	100.000	0	0	0	0	0	100.000
403	10	11	00	Servicios para la elaboración y suministro de comida	9.100.000	0	0	0	0	0	9.100.000
403	10	99	00	Otros servicios profesionales y técnicos	16.575.931	0	0	0	0	0	16.575.931
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	261.100	0	0	0	0	0	261.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	61.100	0	0	0	0	0	61.100
403	12	00	00	Conservación y reparaciones menores de obras	1.000.000	0	0	0	0	0	1.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	9.574.567	0	0	0	0	0	9.574.567
403	18	01	00	Impuesto al valor agregado	9.574.567	0	0	0	0	0	9.574.567
403	99	00	00	Otros servicios no personales	9.350.000	0	0	0	0	0	9.350.000
403	99	01	00	Otros servicios no personales	9.350.000	0	0	0	0	0	9.350.000
404	**00**	**00**	**00**	**Activos reales**	**2.944.249**	**0**	**0**	**0**	**0**	**0**	**2.944.249**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	200.000	0	0	0	0	0	200.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	200.000	0	0	0	0	0	200.000
404	04	00	00	Equipos de transporte, tracción y elevación	500.000	0	0	0	0	0	500.000
404	04	01	00	Vehículos automotores terrestres	500.000	0	0	0	0	0	500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	335.899	0	0	0	0	0	335.899
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	335.899	0	0	0	0	0	335.899
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	815.350	0	0	0	0	0	815.350
404	09	01	00	Mobiliario y equipos de oficina	271.405	0	0	0	0	0	271.405
404	09	02	00	Equipos de computación	543.945	0	0	0	0	0	543.945
404	11	00	00	Inmuebles, maquinaria y equipos usados	1.093.000	0	0	0	0	0	1.093.000
404	11	02	00	Adquisición de edificios e instalaciones	1.093.000	0	0	0	0	0	1.093.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**100.000.000**	**0**	**0**	**0**	**0**	**0**	**100.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	100.000.000	0	0	0	0	0	100.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	100.000.000	0	0	0	0	0	100.000.000
407	01	02	01	Donaciones corrientes a personas	100.000.000	0	0	0	0	0	100.000.000
				Totales	**223.291.544**	**0**	**0**	**0**	**0**	**0**	**223.291.544**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640024007 CONSOLIDACIÓN DEL SISTEMA DE FORMACIÓN INTEGRAL PARA LA JUVENTUD

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 36.000

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**946.607**	**0**	**0**	**0**	**0**	0	**946.607**
402	01	00	00	Productos alimenticios y agropecuarios	300.000	0	0	0	0	0	300.000
402	01	01	00	Alimentos y bebidas para personas	300.000	0	0	0	0	0	300.000
402	03	00	00	Textiles y vestuarios	103.000	0	0	0	0	0	103.000
402	03	02	00	Prendas de vestir	103.000	0	0	0	0	0	103.000
402	05	00	00	Productos de papel, cartón e impresos	174.000	0	0	0	0	0	174.000
402	05	01	00	Pulpa de madera, papel y cartón	10.000	0	0	0	0	0	10.000
402	05	02	00	Envases y cajas de papel y cartón	4.000	0	0	0	0	0	4.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	0	30.000
402	05	04	00	Libros, revistas y periódicos	5.000	0	0	0	0	0	5.000
402	05	05	00	Material de enseñanza	121.000	0	0	0	0	0	121.000
402	05	99	00	Otros productos de pulpa, papel y cartón	4.000	0	0	0	0	0	4.000
402	06	00	00	Productos químicos y derivados	44.000	0	0	0	0	0	44.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	06	04	00	Productos farmacéuticos y medicamentos	30.000	0	0	0	0	0	30.000
402	06	06	00	Combustibles y lubricantes	2.000	0	0	0	0	0	2.000
402	06	08	00	Productos plásticos	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	325.607	0	0	0	0	0	325.607
402	10	01	00	Artículos de deporte, recreación y juguetes	2.000	0	0	0	0	0	2.000
402	10	02	00	Materiales y útiles de limpieza y aseo	3.000	0	0	0	0	0	3.000
402	10	03	00	Utensilios de cocina y comedor	3.000	0	0	0	0	0	3.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	0	100.000
402	10	06	00	Condecoraciones, ofrendas y similares	6.000	0	0	0	0	0	6.000
402	10	08	00	Materiales para equipos de computación	26.607	0	0	0	0	0	26.607

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640024007 CONSOLIDACIÓN DEL SISTEMA DE FORMACIÓN INTEGRAL PARA LA JUVENTUD

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 36.000

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	185.000	0	0	0	0	0	185.000
403	**00**	**00**	**00**	**Servicios no personales**	**12.584.741**	**0**	**0**	**0**	**0**	0	**12.584.741**
403	01	00	00	Alquileres de inmuebles	100.000	0	0	0	0	0	100.000
403	01	01	00	Alquileres de edificios y locales	100.000	0	0	0	0	0	100.000
403	02	00	00	Alquileres de maquinaria y equipos	1.550.000	0	0	0	0	0	1.550.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.450.000	0	0	0	0	0	1.450.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
403	04	00	00	Servicios básicos	100.000	0	0	0	0	0	100.000
403	04	04	00	Teléfonos	100.000	0	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	40.000	0	0	0	0	0	40.000
403	06	01	00	Fletes y embalajes	10.000	0	0	0	0	0	10.000
403	06	03	00	Estacionamiento	10.000	0	0	0	0	0	10.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	20.000	0	0	0	0	0	20.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.870.000	0	0	0	0	0	3.870.000
403	07	01	00	Publicidad y propaganda	970.000	0	0	0	0	0	970.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	0	500.000
403	07	03	00	Relaciones sociales	2.000.000	0	0	0	0	0	2.000.000
403	07	04	00	Avisos	400.000	0	0	0	0	0	400.000
403	09	00	00	Viáticos y pasajes	1.100.000	0	0	0	0	0	1.100.000
403	09	01	00	Viáticos y pasajes dentro del país	800.000	0	0	0	0	0	800.000
403	09	02	00	Viáticos y pasajes fuera del país	300.000	0	0	0	0	0	300.000
403	10	00	00	Servicios profesionales y técnicos	4.080.000	0	0	0	0	0	4.080.000
403	10	03	00	Servicios de procesamiento de datos	50.000	0	0	0	0	0	50.000
403	10	11	00	Servicios para la elaboración y suministro de comida	2.300.000	0	0	0	0	0	2.300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640024007 CONSOLIDACIÓN DEL SISTEMA DE FORMACIÓN INTEGRAL PARA LA JUVENTUD

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 36.000

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	1.730.000	0	0	0	0	0	1.730.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	200.000	0	0	0	0	0	200.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	1.494.741	0	0	0	0	0	1.494.741
403	18	01	00	Impuesto al valor agregado	1.494.741	0	0	0	0	0	1.494.741
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
404	**00**	**00**	**00**	**Activos reales**	**406.901**	**0**	**0**	**0**	**0**	**0**	**406.901**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	0	20.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	20.000	0	0	0	0	0	20.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	386.901	0	0	0	0	0	386.901
404	09	01	00	Mobiliario y equipos de oficina	142.956	0	0	0	0	0	142.956
404	09	02	00	Equipos de computación	243.945	0	0	0	0	0	243.945
				Totales	**13.938.249**	**0**	**0**	**0**	**0**	**0**	**13.938.249**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 640024008 FINANCIAMIENTO DE PROYECTOS SOCIOPRODUCTIVOS A EPS

UNIDAD DE MEDIDA: FINANCIAMIENTO **META:** 240

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.220.041**	**0**	**0**	**0**	**0**	**0**	**1.220.041**
402	01	00	00	Productos alimenticios y agropecuarios	400.000	0	0	0	0	0	400.000
402	01	01	00	Alimentos y bebidas para personas	400.000	0	0	0	0	0	400.000
402	03	00	00	Textiles y vestuarios	255.000	0	0	0	0	0	255.000
402	03	02	00	Prendas de vestir	250.000	0	0	0	0	0	250.000
402	03	99	00	Otros productos textiles y vestuarios	5.000	0	0	0	0	0	5.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	234.041	0	0	0	0	0	234.041
402	05	01	00	Pulpa de madera, papel y cartón	50.000	0	0	0	0	0	50.000
402	05	02	00	Envases y cajas de papel y cartón	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	0	30.000
402	05	04	00	Libros, revistas y periódicos	5.000	0	0	0	0	0	5.000
402	05	05	00	Material de enseñanza	129.041	0	0	0	0	0	129.041
402	05	99	00	Otros productos de pulpa, papel y cartón	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	27.000	0	0	0	0	0	27.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	06	06	00	Combustibles y lubricantes	2.000	0	0	0	0	0	2.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	10.000	0	0	0	0	0	10.000
402	08	08	00	Material de educación	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	274.000	0	0	0	0	0	274.000
402	10	01	00	Artículos de deporte, recreación y juguetes	2.000	0	0	0	0	0	2.000
402	10	02	00	Materiales y útiles de limpieza y aseo	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640024008 FINANCIAMIENTO DE PROYECTOS SOCIOPRODUCTIVOS A EPS

UNIDAD DE MEDIDA: FINANCIAMIENTO **META:** 240

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.000	0	0	0	0	0	50.000
402	10	06	00	Condecoraciones, ofrendas y similares	107.000	0	0	0	0	0	107.000
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	0	100.000
402	10	09	00	Especies timbradas y valores	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**13.161.433**	**0**	**0**	**0**	**0**	**0**	**13.161.433**
403	01	00	00	Alquileres de inmuebles	100.000	0	0	0	0	0	100.000
403	01	01	00	Alquileres de edificios y locales	100.000	0	0	0	0	0	100.000
403	02	00	00	Alquileres de maquinaria y equipos	1.160.000	0	0	0	0	0	1.160.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.060.000	0	0	0	0	0	1.060.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
403	04	00	00	Servicios básicos	100.000	0	0	0	0	0	100.000
403	04	04	00	Teléfonos	100.000	0	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	400.000	0	0	0	0	0	400.000
403	06	01	00	Fletes y embalajes	100.000	0	0	0	0	0	100.000
403	06	03	00	Estacionamiento	250.000	0	0	0	0	0	250.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	50.000	0	0	0	0	0	50.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.915.508	0	0	0	0	0	3.915.508
403	07	01	00	Publicidad y propaganda	800.000	0	0	0	0	0	800.000
403	07	02	00	Imprenta y reproducción	515.508	0	0	0	0	0	515.508
403	07	03	00	Relaciones sociales	2.000.000	0	0	0	0	0	2.000.000
403	07	04	00	Avisos	600.000	0	0	0	0	0	600.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	100.000	0	0	0	0	0	100.000
403	08	01	00	Primas y gastos de seguros	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640024008 FINANCIAMIENTO DE PROYECTOS SOCIOPRODUCTIVOS A EPS

UNIDAD DE MEDIDA: FINANCIAMIENTO **META:** 240

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	1.100.000	0	0	0	0	0	1.100.000
403	09	01	00	Viáticos y pasajes dentro del país	800.000	0	0	0	0	0	800.000
403	09	02	00	Viáticos y pasajes fuera del país	300.000	0	0	0	0	0	300.000
403	10	00	00	Servicios profesionales y técnicos	3.324.400	0	0	0	0	0	3.324.400
403	10	03	00	Servicios de procesamiento de datos	50.000	0	0	0	0	0	50.000
403	10	11	00	Servicios para la elaboración y suministro de comida	900.000	0	0	0	0	0	900.000
403	10	99	00	Otros servicios profesionales y técnicos	2.374.400	0	0	0	0	0	2.374.400
403	12	00	00	Conservación y reparaciones menores de obras	500.000	0	0	0	0	0	500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	500.000	0	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	1.661.525	0	0	0	0	0	1.661.525
403	18	01	00	Impuesto al valor agregado	1.661.525	0	0	0	0	0	1.661.525
403	99	00	00	Otros servicios no personales	800.000	0	0	0	0	0	800.000
403	99	01	00	Otros servicios no personales	800.000	0	0	0	0	0	800.000
404	**00**	**00**	**00**	**Activos reales**	**1.621.449**	**0**	**0**	**0**	**0**	0	**1.621.449**
404	04	00	00	Equipos de transporte, tracción y elevación	500.000	0	0	0	0	0	500.000
404	04	01	00	Vehículos automotores terrestres	500.000	0	0	0	0	0	500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	28.449	0	0	0	0	0	28.449
404	09	01	00	Mobiliario y equipos de oficina	28.449	0	0	0	0	0	28.449
404	11	00	00	Inmuebles, maquinaria y equipos usados	1.093.000	0	0	0	0	0	1.093.000
404	11	02	00	Adquisición de edificios e instalaciones	1.093.000	0	0	0	0	0	1.093.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**60.000.000**	**0**	**0**	0	0	0	**60.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	60.000.000	0	0	0	0	0	60.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	60.000.000	0	0	0	0	0	60.000.000
407	01	02	01	Donaciones corrientes a personas	60.000.000	0	0	0	0	0	60.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640024008 FINANCIAMIENTO DE PROYECTOS SOCIOPRODUCTIVOS A EPS

UNIDAD DE MEDIDA: FINANCIAMIENTO **META:** 240

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**76.002.923**	**0**	**0**	**0**	**0**	0	**76.002.923**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640024009 FORTALECIMIENTO DE LA PARTICIPACIÓN DEL JOVEN EN EL TURISMO NACIONAL, RECREACIÓN, DEPORTES, SABERES POPULARES Y CULTURALES COMO ESTRATEGIA PARA EL USO DEL TIEMPO LIBRE.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 1.691.949

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**33.000.000**	**0**	**0**	**0**	**0**	**0**	**33.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.272.618	0	0	0	0	0	6.272.618
401	01	03	00	Suplencias a empleados	500.000	0	0	0	0	0	500.000
401	01	18	00	Remuneraciones al personal contratado	4.404.064	0	0	0	0	0	4.404.064
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.000.000	0	0	0	0	0	1.000.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	368.554	0	0	0	0	0	368.554
401	03	00	00	Primas	4.947.681	0	0	0	0	0	4.947.681
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	856.073	0	0	0	0	0	856.073
401	03	37	00	Primas de transporte al personal contratado	340.800	0	0	0	0	0	340.800
401	03	38	00	Primas por hogar al personal contratado	129.600	0	0	0	0	0	129.600
401	03	39	00	Primas por hijos al personal contratado	77.760	0	0	0	0	0	77.760
401	03	40	00	Primas de profesionalización al personal contratado	274.688	0	0	0	0	0	274.688
401	03	41	00	Primas por antigüedad al personal contratado	57.600	0	0	0	0	0	57.600
401	03	95	00	Otras primas al personal de alto nivel y de dirección	527.652	0	0	0	0	0	527.652
401	03	96	00	Otras primas al personal contratado	2.683.508	0	0	0	0	0	2.683.508
401	04	00	00	Complementos de sueldos y salarios	5.263.284	0	0	0	0	0	5.263.284
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.168.720	0	0	0	0	0	3.168.720
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	184.277	0	0	0	0	0	184.277
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	291.600	0	0	0	0	0	291.600
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	290.684	0	0	0	0	0	290.684
401	04	98	00	Otros complementos al personal contratado	1.328.003	0	0	0	0	0	1.328.003
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.383.945	0	0	0	0	0	4.383.945
401	05	07	00	Aguinaldos al personal contratado	2.711.340	0	0	0	0	0	2.711.340
401	05	08	00	Bono vacacional al personal contratado	885.335	0	0	0	0	0	885.335

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640024009 FORTALECIMIENTO DE LA PARTICIPACIÓN DEL JOVEN EN EL TURISMO NACIONAL, RECREACIÓN, DEPORTES, SABERES POPULARES Y CULTURALES COMO ESTRATEGIA PARA EL USO DEL TIEMPO LIBRE.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 1.691.949

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	593.480	0	0	0	0	0	593.480
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	193.790	0	0	0	0	0	193.790
401	06	00	00	Aportes patronales y legales	1.540.296	0	0	0	0	0	1.540.296
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	919.392	0	0	0	0	0	919.392
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	159.360	0	0	0	0	0	159.360
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	202.188	0	0	0	0	0	202.188
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	35.040	0	0	0	0	0	35.040
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	40.440	0	0	0	0	0	40.440
401	06	95	00	Otros aportes legales por personal contratado	183.876	0	0	0	0	0	183.876
401	07	00	00	Asistencia socio-económica	7.771.893	0	0	0	0	0	7.771.893
401	07	33	00	Asistencia socio-económica al personal contratado	6.728.840	0	0	0	0	0	6.728.840
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	45.360	0	0	0	0	0	45.360
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	22.680	0	0	0	0	0	22.680
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	22.680	0	0	0	0	0	22.680
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	210.276	0	0	0	0	0	210.276
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	500.000	0	0	0	0	0	500.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	242.057	0	0	0	0	0	242.057
401	08	00	00	Prestaciones sociales e indemnizaciones	2.820.283	0	0	0	0	0	2.820.283
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.281.137	0	0	0	0	0	2.281.137
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	539.146	0	0	0	0	0	539.146
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.007.738**	**0**	**0**	**0**	**0**	0	**2.007.738**
402	01	00	00	Productos alimenticios y agropecuarios	220.000	0	0	0	0	0	220.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640024009 FORTALECIMIENTO DE LA PARTICIPACIÓN DEL JOVEN EN EL TURISMO NACIONAL, RECREACIÓN, DEPORTES, SABERES POPULARES Y CULTURALES COMO ESTRATEGIA PARA EL USO DEL TIEMPO LIBRE.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 1.691.949

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	01	00	Alimentos y bebidas para personas	220.000	0	0	0	0	0	220.000
402	03	00	00	Textiles y vestuarios	676.480	0	0	0	0	0	676.480
402	03	02	00	Prendas de vestir	676.480	0	0	0	0	0	676.480
402	05	00	00	Productos de papel, cartón e impresos	220.000	0	0	0	0	0	220.000
402	05	01	00	Pulpa de madera, papel y cartón	50.000	0	0	0	0	0	50.000
402	05	04	00	Libros, revistas y periódicos	20.000	0	0	0	0	0	20.000
402	05	05	00	Material de enseñanza	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	80.000	0	0	0	0	0	80.000
402	05	99	00	Otros productos de pulpa, papel y cartón	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	23.000	0	0	0	0	0	23.000
402	06	04	00	Productos farmacéuticos y medicamentos	3.000	0	0	0	0	0	3.000
402	06	08	00	Productos plásticos	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	664.258	0	0	0	0	0	664.258
402	10	01	00	Artículos de deporte, recreación y juguetes	496.000	0	0	0	0	0	496.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	520	0	0	0	0	0	520
402	10	07	00	Productos de seguridad en el trabajo	20.000	0	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	147.738	0	0	0	0	0	147.738
402	99	00	00	Otros materiales y suministros	204.000	0	0	0	0	0	204.000
402	99	01	00	Otros materiales y suministros	204.000	0	0	0	0	0	204.000
403	**00**	**00**	**00**	**Servicios no personales**	**43.259.104**	**0**	**0**	**0**	**0**	**0**	**43.259.104**
403	02	00	00	Alquileres de maquinaria y equipos	6.600.000	0	0	0	0	0	6.600.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	6.000.000	0	0	0	0	0	6.000.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	600.000	0	0	0	0	0	600.000
403	04	00	00	Servicios básicos	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640024009 FORTALECIMIENTO DE LA PARTICIPACIÓN DEL JOVEN EN EL TURISMO NACIONAL, RECREACIÓN, DEPORTES, SABERES POPULARES Y CULTURALES COMO ESTRATEGIA PARA EL USO DEL TIEMPO LIBRE.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 1.691.949

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	04	00	Teléfonos	50.000	0	0	0	0	0	50.000
403	04	05	00	Servicio de comunicaciones	100.000	0	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	125.000	0	0	0	0	0	125.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	0	25.000
403	06	03	00	Estacionamiento	50.000	0	0	0	0	0	50.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	50.000	0	0	0	0	0	50.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.035.000	0	0	0	0	0	5.035.000
403	07	01	00	Publicidad y propaganda	1.000.000	0	0	0	0	0	1.000.000
403	07	02	00	Imprenta y reproducción	870.000	0	0	0	0	0	870.000
403	07	03	00	Relaciones sociales	3.000.000	0	0	0	0	0	3.000.000
403	07	04	00	Avisos	165.000	0	0	0	0	0	165.000
403	09	00	00	Viáticos y pasajes	3.000.000	0	0	0	0	0	3.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	0	1.000.000
403	09	02	00	Viáticos y pasajes fuera del país	2.000.000	0	0	0	0	0	2.000.000
403	10	00	00	Servicios profesionales y técnicos	15.050.000	0	0	0	0	0	15.050.000
403	10	11	00	Servicios para la elaboración y suministro de comida	5.000.000	0	0	0	0	0	5.000.000
403	10	99	00	Otros servicios profesionales y técnicos	10.050.000	0	0	0	0	0	10.050.000
403	12	00	00	Conservación y reparaciones menores de obras	500.000	0	0	0	0	0	500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	500.000	0	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	4.799.104	0	0	0	0	0	4.799.104
403	18	01	00	Impuesto al valor agregado	4.799.104	0	0	0	0	0	4.799.104
403	99	00	00	Otros servicios no personales	8.000.000	0	0	0	0	0	8.000.000
403	99	01	00	Otros servicios no personales	8.000.000	0	0	0	0	0	8.000.000
				Totales	**78.266.842**	**0**	**0**	**0**	**0**	**0**	**78.266.842**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640024010 CAMPAÑA COMUNICACIONAL PARA IMPULSAR EL USO ADECUADO DE LAS REDES SOCIALES

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**973.303**	**0**	**0**	**0**	**0**	**0**	**973.303**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
402	03	00	00	Textiles y vestuarios	110.000	0	0	0	0	0	110.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	0	100.000
402	03	99	00	Otros productos textiles y vestuarios	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	124.403	0	0	0	0	0	124.403
402	05	01	00	Pulpa de madera, papel y cartón	30.000	0	0	0	0	0	30.000
402	05	02	00	Envases y cajas de papel y cartón	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	0	30.000
402	05	04	00	Libros, revistas y periódicos	10.000	0	0	0	0	0	10.000
402	05	05	00	Material de enseñanza	29.403	0	0	0	0	0	29.403
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.000	0	0	0	0	0	10.000
402	05	99	00	Otros productos de pulpa, papel y cartón	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	17.000	0	0	0	0	0	17.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	2.000	0	0	0	0	0	2.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	5.000	0	0	0	0	0	5.000
402	08	08	00	Material de educación	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	616.500	0	0	0	0	0	616.500
402	10	02	00	Materiales y útiles de limpieza y aseo	10.000	0	0	0	0	0	10.000
402	10	03	00	Utensilios de cocina y comedor	1.500	0	0	0	0	0	1.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640024010 CAMPAÑA COMUNICACIONAL PARA IMPULSAR EL USO ADECUADO DE LAS REDES SOCIALES

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	300.000	0	0	0	0	0	300.000
402	10	99	00	Otros productos y útiles diversos	250.000	0	0	0	0	0	250.000
402	99	00	00	Otros materiales y suministros	400	0	0	0	0	0	400
402	99	01	00	Otros materiales y suministros	400	0	0	0	0	0	400
403	**00**	**00**	**00**	**Servicios no personales**	**4.694.328**	**0**	**0**	**0**	**0**	**0**	**4.694.328**
403	02	00	00	Alquileres de maquinaria y equipos	800.000	0	0	0	0	0	800.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	800.000	0	0	0	0	0	800.000
403	04	00	00	Servicios básicos	50.000	0	0	0	0	0	50.000
403	04	04	00	Teléfonos	50.000	0	0	0	0	0	50.000
403	06	00	00	Servicios de transporte y almacenaje	105.000	0	0	0	0	0	105.000
403	06	01	00	Fletes y embalajes	40.000	0	0	0	0	0	40.000
403	06	03	00	Estacionamiento	50.000	0	0	0	0	0	50.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	15.000	0	0	0	0	0	15.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	301.000	0	0	0	0	0	301.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	07	04	00	Avisos	51.000	0	0	0	0	0	51.000
403	09	00	00	Viáticos y pasajes	300.000	0	0	0	0	0	300.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	0	300.000
403	10	00	00	Servicios profesionales y técnicos	2.171.531	0	0	0	0	0	2.171.531
403	10	11	00	Servicios para la elaboración y suministro de comida	300.000	0	0	0	0	0	300.000
403	10	99	00	Otros servicios profesionales y técnicos	1.871.531	0	0	0	0	0	1.871.531

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 640024010 CAMPAÑA COMUNICACIONAL PARA IMPULSAR EL USO ADECUADO DE LAS REDES SOCIALES

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	61.100	0	0	0	0	0	61.100
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	61.100	0	0	0	0	0	61.100
403	18	00	00	Impuestos indirectos	705.697	0	0	0	0	0	705.697
403	18	01	00	Impuesto al valor agregado	705.697	0	0	0	0	0	705.697
403	99	00	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
403	99	01	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
404	**00**	**00**	**00**	**Activos reales**	**915.899**	**0**	**0**	**0**	**0**	0	**915.899**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	200.000	0	0	0	0	0	200.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	200.000	0	0	0	0	0	200.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	315.899	0	0	0	0	0	315.899
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	315.899	0	0	0	0	0	315.899
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	400.000	0	0	0	0	0	400.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	300.000	0	0	0	0	0	300.000
				Totales	**6.583.530**	**0**	**0**	**0**	**0**	0	**6.583.530**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PROYECTO: 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640024011 APOYO SOCIO-ECONÓMICO A JOVENES CON NECESIDADES ESPECIALES

UNIDAD DE MEDIDA: AYUDA OTORGADA **META:** 10.000

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	300.000	0	0	0	0	0	300.000
402	01	01	00	Alimentos y bebidas para personas	300.000	0	0	0	0	0	300.000
402	03	00	00	Textiles y vestuarios	100.000	0	0	0	0	0	100.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	850.000	0	0	0	0	0	850.000
402	05	01	00	Pulpa de madera, papel y cartón	300.000	0	0	0	0	0	300.000
402	05	02	00	Envases y cajas de papel y cartón	50.000	0	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	0	50.000
402	05	04	00	Libros, revistas y periódicos	300.000	0	0	0	0	0	300.000
402	05	05	00	Material de enseñanza	50.000	0	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.000	0	0	0	0	0	50.000
402	05	99	00	Otros productos de pulpa, papel y cartón	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	20.000	0	0	0	0	0	20.000
402	06	04	00	Productos farmacéuticos y medicamentos	10.000	0	0	0	0	0	10.000
402	06	08	00	Productos plásticos	10.000	0	0	0	0	0	10.000
402	08	00	00	Productos metálicos	100.000	0	0	0	0	0	100.000
402	08	08	00	Material de educación	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	630.000	0	0	0	0	0	630.000
402	10	01	00	Artículos de deporte, recreación y juguetes	300.000	0	0	0	0	0	300.000
402	10	02	00	Materiales y útiles de limpieza y aseo	30.000	0	0	0	0	0	30.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	200.000	0	0	0	0	0	200.000
402	10	12	00	Materiales para instalaciones sanitarias	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640024011 APOYO SOCIO-ECONÓMICO A JOVENES CON NECESIDADES ESPECIALES

UNIDAD DE MEDIDA: AYUDA OTORGADA **META:** 10.000

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	40.000	0	0	0	0	0	40.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
403	02	00	00	Alquileres de maquinaria y equipos	400.000	0	0	0	0	0	400.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	300.000	0	0	0	0	0	300.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	270.000	0	0	0	0	0	270.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	80.000	0	0	0	0	0	80.000
403	07	03	00	Relaciones sociales	90.000	0	0	0	0	0	90.000
403	09	00	00	Viáticos y pasajes	300.000	0	0	0	0	0	300.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	0	300.000
403	10	00	00	Servicios profesionales y técnicos	600.000	0	0	0	0	0	600.000
403	10	11	00	Servicios para la elaboración y suministro de comida	300.000	0	0	0	0	0	300.000
403	10	99	00	Otros servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	430.000	0	0	0	0	0	430.000
403	18	01	00	Impuesto al valor agregado	430.000	0	0	0	0	0	430.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.000.000**	**0**	**0**	**0**	**0**	**0**	**15.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	15.000.000	0	0	0	0	0	15.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	15.000.000	0	0	0	0	0	15.000.000
407	01	02	01	Donaciones corrientes a personas	15.000.000	0	0	0	0	0	15.000.000
				Totales	**19.000.000**	**0**	**0**	**0**	**0**	**0**	**19.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640024012 CREACIÓN Y REHABILITACIÓN DE ESPACIOS (DEPORTIVOS, CULTURALES Y TURÍSTICOS) PARA ENCUENTRO Y DISFRUTE DE LA JUVENTUD

UNIDAD DE MEDIDA: ESPACIO **META:** 25

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.500.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000**
402	01	00	00	Productos alimenticios y agropecuarios	300.000	0	0	0	0	0	300.000
402	01	01	00	Alimentos y bebidas para personas	300.000	0	0	0	0	0	300.000
402	03	00	00	Textiles y vestuarios	150.000	0	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	150.000	0	0	0	0	0	150.000
402	05	00	00	Productos de papel, cartón e impresos	160.000	0	0	0	0	0	160.000
402	05	01	00	Pulpa de madera, papel y cartón	100.000	0	0	0	0	0	100.000
402	05	02	00	Envases y cajas de papel y cartón	10.000	0	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	60.000	0	0	0	0	0	60.000
402	06	04	00	Productos farmacéuticos y medicamentos	50.000	0	0	0	0	0	50.000
402	06	08	00	Productos plásticos	10.000	0	0	0	0	0	10.000
402	08	00	00	Productos metálicos	52.000	0	0	0	0	0	52.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.000	0	0	0	0	0	2.000
402	08	08	00	Material de educación	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	678.000	0	0	0	0	0	678.000
402	10	01	00	Artículos de deporte, recreación y juguetes	200.000	0	0	0	0	0	200.000
402	10	02	00	Materiales y útiles de limpieza y aseo	50.000	0	0	0	0	0	50.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000	0	0	0	0	0	2.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	300.000	0	0	0	0	0	300.000
402	10	08	00	Materiales para equipos de computación	22.000	0	0	0	0	0	22.000
402	10	12	00	Materiales para instalaciones sanitarias	2.000	0	0	0	0	0	2.000
402	10	13	00	Materiales fotográficos	2.000	0	0	0	0	0	2.000
402	10	99	00	Otros productos y útiles diversos	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119593 640024000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLÍTICAS QUE APUNTEN A LA UTILIZACIÓN DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS INTEGRALES EN VALORES Y ÉTICA BOLIVARIANA, SOCIOPRODUCTIVAS Y DE RECREACIÓN, COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA, ASÍ COMO LA PREVENCIÓN Y SUPERACIÓN DE SITUACIONES DE VULNERABILIDAD JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640024012 CREACIÓN Y REHABILITACIÓN DE ESPACIOS (DEPORTIVOS, CULTURALES Y TURÍSTICOS) PARA ENCUENTRO Y DISFRUTE DE LA JUVENTUD

UNIDAD DE MEDIDA: ESPACIO **META:** 25

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.000.000**	**0**	**0**	**0**	**0**	0	**3.000.000**
403	02	00	00	Alquileres de maquinaria y equipos	366.500	0	0	0	0	0	366.500
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	366.500	0	0	0	0	0	366.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	800.000	0	0	0	0	0	800.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	0	300.000
403	07	03	00	Relaciones sociales	400.000	0	0	0	0	0	400.000
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	0	500.000
403	09	01	00	Viáticos y pasajes dentro del país	500.000	0	0	0	0	0	500.000
403	10	00	00	Servicios profesionales y técnicos	550.000	0	0	0	0	0	550.000
403	10	11	00	Servicios para la elaboración y suministro de comida	300.000	0	0	0	0	0	300.000
403	10	99	00	Otros servicios profesionales y técnicos	250.000	0	0	0	0	0	250.000
403	18	00	00	Impuestos indirectos	483.500	0	0	0	0	0	483.500
403	18	01	00	Impuesto al valor agregado	483.500	0	0	0	0	0	483.500
403	99	00	00	Otros servicios no personales	300.000	0	0	0	0	0	300.000
403	99	01	00	Otros servicios no personales	300.000	0	0	0	0	0	300.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**25.000.000**	**0**	**0**	**0**	**0**	0	**25.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	25.000.000	0	0	0	0	0	25.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	25.000.000	0	0	0	0	0	25.000.000
407	01	02	01	Donaciones corrientes a personas	25.000.000	0	0	0	0	0	25.000.000
				Totales	**29.500.000**	**0**	**0**	**0**	**0**	0	**29.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119591 640025000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN

OBJETIVO DEL PROYECTO: GENERAR ESPACIOS Y POLÍTICAS QUE COADYUVEN A LA CONFORMACIÓN DE LAS REDES JUVENILES EN FAVOR DEL FORTALECIMIENTO DEL PODER POPULAR JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**33.000.000**	**0**	**0**	**0**	**0**	**0**	**33.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.231.248	0	0	0	0	0	6.231.248
401	01	03	00	Suplencias a empleados	500.000	0	0	0	0	0	500.000
401	01	18	00	Remuneraciones al personal contratado	4.362.694	0	0	0	0	0	4.362.694
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.000.000	0	0	0	0	0	1.000.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	368.554	0	0	0	0	0	368.554
401	03	00	00	Primas	5.160.720	0	0	0	0	0	5.160.720
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	856.073	0	0	0	0	0	856.073
401	03	37	00	Primas de transporte al personal contratado	345.120	0	0	0	0	0	345.120
401	03	38	00	Primas por hogar al personal contratado	135.000	0	0	0	0	0	135.000
401	03	39	00	Primas por hijos al personal contratado	81.000	0	0	0	0	0	81.000
401	03	40	00	Primas de profesionalización al personal contratado	472.367	0	0	0	0	0	472.367
401	03	41	00	Primas por antigüedad al personal contratado	60.000	0	0	0	0	0	60.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	527.652	0	0	0	0	0	527.652
401	03	96	00	Otras primas al personal contratado	2.683.508	0	0	0	0	0	2.683.508
401	04	00	00	Complementos de sueldos y salarios	5.291.896	0	0	0	0	0	5.291.896
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.168.720	0	0	0	0	0	3.168.720
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	184.277	0	0	0	0	0	184.277
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	291.600	0	0	0	0	0	291.600
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	290.684	0	0	0	0	0	290.684
401	04	98	00	Otros complementos al personal contratado	1.356.615	0	0	0	0	0	1.356.615
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.461.435	0	0	0	0	0	4.461.435
401	05	07	00	Aguinaldos al personal contratado	2.769.755	0	0	0	0	0	2.769.755
401	05	08	00	Bono vacacional al personal contratado	904.410	0	0	0	0	0	904.410
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	593.480	0	0	0	0	0	593.480
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	193.790	0	0	0	0	0	193.790
401	06	00	00	Aportes patronales y legales	1.567.488	0	0	0	0	0	1.567.488
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	939.192	0	0	0	0	0	939.192
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal	162.792	0	0	0	0	0	162.792

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119591 640025000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN

OBJETIVO DEL PROYECTO: GENERAR ESPACIOS Y POLÍTICAS QUE COADYUVEN A LA CONFORMACIÓN DE LAS REDES JUVENILES EN FAVOR DEL FORTALECIMIENTO DEL PODER POPULAR JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				contratado							
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	202.188	0	0	0	0	0	202.188
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	35.040	0	0	0	0	0	35.040
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	40.440	0	0	0	0	0	40.440
401	06	95	00	Otros aportes legales por personal contratado	187.836	0	0	0	0	0	187.836
401	07	00	00	Asistencia socio-económica	7.759.864	0	0	0	0	0	7.759.864
401	07	33	00	Asistencia socio-económica al personal contratado	6.716.811	0	0	0	0	0	6.716.811
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	45.360	0	0	0	0	0	45.360
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	22.680	0	0	0	0	0	22.680
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	22.680	0	0	0	0	0	22.680
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	210.276	0	0	0	0	0	210.276
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	500.000	0	0	0	0	0	500.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	242.057	0	0	0	0	0	242.057
401	08	00	00	Prestaciones sociales e indemnizaciones	2.527.349	0	0	0	0	0	2.527.349
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.917.217	0	0	0	0	0	1.917.217
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	610.132	0	0	0	0	0	610.132
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**979.971**	**0**	**0**	**0**	**0**	**0**	**979.971**
402	01	00	00	Productos alimenticios y agropecuarios	210.000	0	0	0	0	0	210.000
402	01	01	00	Alimentos y bebidas para personas	210.000	0	0	0	0	0	210.000
402	03	00	00	Textiles y vestuarios	110.000	0	0	0	0	0	110.000
402	03	02	00	Prendas de vestir	110.000	0	0	0	0	0	110.000
402	05	00	00	Productos de papel, cartón e impresos	220.000	0	0	0	0	0	220.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	0	100.000
402	05	04	00	Libros, revistas y periódicos	100.000	0	0	0	0	0	100.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	306.981	0	0	0	0	0	306.981
402	10	01	00	Artículos de deporte, recreación y juguetes	30.000	0	0	0	0	0	30.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	156.996	0	0	0	0	0	156.996

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119591 640025000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN

OBJETIVO DEL PROYECTO: GENERAR ESPACIOS Y POLÍTICAS QUE COADYUVEN A LA CONFORMACIÓN DE LAS REDES JUVENILES EN FAVOR DEL FORTALECIMIENTO DEL PODER POPULAR JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	109.985	0	0	0	0	0	109.985
402	99	00	00	Otros materiales y suministros	132.990	0	0	0	0	0	132.990
402	99	01	00	Otros materiales y suministros	132.990	0	0	0	0	0	132.990
403	**00**	**00**	**00**	**Servicios no personales**	**34.802.410**	**0**	**0**	**0**	**0**	**0**	**34.802.410**
403	01	00	00	Alquileres de inmuebles	500.000	0	0	0	0	0	500.000
403	01	01	00	Alquileres de edificios y locales	500.000	0	0	0	0	0	500.000
403	02	00	00	Alquileres de maquinaria y equipos	7.166.600	0	0	0	0	0	7.166.600
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	6.556.600	0	0	0	0	0	6.556.600
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	610.000	0	0	0	0	0	610.000
403	04	00	00	Servicios básicos	920.000	0	0	0	0	0	920.000
403	04	01	00	Electricidad	400.000	0	0	0	0	0	400.000
403	04	04	00	Teléfonos	420.000	0	0	0	0	0	420.000
403	04	07	00	Servicio de condominio	100.000	0	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	300.000	0	0	0	0	0	300.000
403	06	01	00	Fletes y embalajes	200.000	0	0	0	0	0	200.000
403	06	03	00	Estacionamiento	100.000	0	0	0	0	0	100.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.415.000	0	0	0	0	0	4.415.000
403	07	01	00	Publicidad y propaganda	1.900.000	0	0	0	0	0	1.900.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	0	500.000
403	07	03	00	Relaciones sociales	1.800.000	0	0	0	0	0	1.800.000
403	07	04	00	Avisos	215.000	0	0	0	0	0	215.000
403	09	00	00	Viáticos y pasajes	3.927.493	0	0	0	0	0	3.927.493
403	09	01	00	Viáticos y pasajes dentro del país	3.927.493	0	0	0	0	0	3.927.493
403	10	00	00	Servicios profesionales y técnicos	10.060.000	0	0	0	0	0	10.060.000
403	10	11	00	Servicios para la elaboración y suministro de comida	7.900.000	0	0	0	0	0	7.900.000
403	10	99	00	Otros servicios profesionales y técnicos	2.160.000	0	0	0	0	0	2.160.000
403	18	00	00	Impuestos indirectos	3.948.317	0	0	0	0	0	3.948.317
403	18	01	00	Impuesto al valor agregado	3.948.317	0	0	0	0	0	3.948.317

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119591 640025000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN

OBJETIVO DEL PROYECTO: GENERAR ESPACIOS Y POLÍTICAS QUE COADYUVEN A LA CONFORMACIÓN DE LAS REDES JUVENILES EN FAVOR DEL FORTALECIMIENTO DEL PODER POPULAR JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	3.565.000	0	0	0	0	0	3.565.000
403	99	01	00	Otros servicios no personales	3.565.000	0	0	0	0	0	3.565.000
404	**00**	**00**	**00**	**Activos reales**	**1.018.808**	**0**	**0**	**0**	**0**	**0**	**1.018.808**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	39.008	0	0	0	0	0	39.008
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	39.008	0	0	0	0	0	39.008
404	05	00	00	Equipos de comunicaciones y de señalamiento	266.634	0	0	0	0	0	266.634
404	05	01	00	Equipos de telecomunicaciones	266.634	0	0	0	0	0	266.634
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	257.686	0	0	0	0	0	257.686
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	257.686	0	0	0	0	0	257.686
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	455.480	0	0	0	0	0	455.480
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	355.480	0	0	0	0	0	355.480
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.500.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.500.000	0	0	0	0	0	1.500.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.500.000	0	0	0	0	0	1.500.000
407	01	02	01	Donaciones corrientes a personas	1.500.000	0	0	0	0	0	1.500.000
				Totales	**71.301.189**	**0**	**0**	**0**	**0**	**0**	**71.301.189**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119591 640025000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN

OBJETIVO DEL PROYECTO: GENERAR ESPACIOS Y POLÍTICAS QUE COADYUVEN A LA CONFORMACIÓN DE LAS REDES JUVENILES EN FAVOR DEL FORTALECIMIENTO DEL PODER POPULAR JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119591 640025000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN

OBJETIVO DEL PROYECTO: GENERAR ESPACIOS Y POLÍTICAS QUE COADYUVEN A LA CONFORMACIÓN DE LAS REDES JUVENILES EN FAVOR DEL FORTALECIMIENTO DEL PODER POPULAR JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640025001 REGISTRO NACIONAL DE JÓVENES COMO VOLUNTARIOS, GRUPOS, ORGANIZACIONES JUVENILES Y JÓVENES EN SITUACIÓN DE VULNERABILIDAD. 01/01/2013 31/12/2013 REGISTRO 1.691.949 JOVENES VOLUNTARIOS, ORGANIZACIONES Y GRUPOS JUVENILES REGISTRADOS 10.188.713 10,84% 10,84

UNIDAD DE MEDIDA: REGISTRO **META:** 1.691.949

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA NUEVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**146.996**	0	0	0	0	0	**146.996**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	0	30.000
402	03	00	00	Textiles y vestuarios	10.000	0	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	36.996	0	0	0	0	0	36.996
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	36.996	0	0	0	0	0	36.996
402	99	00	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.463.000**	**0**	**0**	**0**	**0**	0	**6.463.000**
403	01	00	00	Alquileres de inmuebles	50.000	0	0	0	0	0	50.000
403	01	01	00	Alquileres de edificios y locales	50.000	0	0	0	0	0	50.000
403	02	00	00	Alquileres de maquinaria y equipos	1.256.600	0	0	0	0	0	1.256.600
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.106.600	0	0	0	0	0	1.106.600
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
403	04	00	00	Servicios básicos	200.000	0	0	0	0	0	200.000
403	04	01	00	Electricidad	50.000	0	0	0	0	0	50.000
403	04	04	00	Teléfonos	50.000	0	0	0	0	0	50.000
403	04	07	00	Servicio de condominio	100.000	0	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	100.000	0	0	0	0	0	100.000
403	06	03	00	Estacionamiento	100.000	0	0	0	0	0	100.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	915.000	0	0	0	0	0	915.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119591 640025000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN

OBJETIVO DEL PROYECTO: GENERAR ESPACIOS Y POLÍTICAS QUE COADYUVEN A LA CONFORMACIÓN DE LAS REDES JUVENILES EN FAVOR DEL FORTALECIMIENTO DEL PODER POPULAR JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640025001 REGISTRO NACIONAL DE JÓVENES COMO VOLUNTARIOS, GRUPOS, ORGANIZACIONES JUVENILES Y JÓVENES EN SITUACIÓN DE VULNERABILIDAD. 01/01/2013 31/12/2013 REGISTRO 1.691.949 JOVENES VOLUNTARIOS, ORGANIZACIONES Y GRUPOS JUVENILES REGISTRADOS 10.188.713 10,84% 10,84

UNIDAD DE MEDIDA: REGISTRO **META:** 1.691.949

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA NUEVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	01	00	Publicidad y propaganda	200.000	0	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	500.000	0	0	0	0	0	500.000
403	07	04	00	Avisos	115.000	0	0	0	0	0	115.000
403	09	00	00	Viáticos y pasajes	1.127.493	0	0	0	0	0	1.127.493
403	09	01	00	Viáticos y pasajes dentro del país	1.127.493	0	0	0	0	0	1.127.493
403	10	00	00	Servicios profesionales y técnicos	1.780.000	0	0	0	0	0	1.780.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.280.000	0	0	0	0	0	1.280.000
403	10	99	00	Otros servicios profesionales y técnicos	500.000	0	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	733.907	0	0	0	0	0	733.907
403	18	01	00	Impuesto al valor agregado	733.907	0	0	0	0	0	733.907
403	99	00	00	Otros servicios no personales	300.000	0	0	0	0	0	300.000
403	99	01	00	Otros servicios no personales	300.000	0	0	0	0	0	300.000
404	**00**	**00**	**00**	**Activos reales**	**239.008**	**0**	**0**	**0**	**0**	0	**239.008**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	39.008	0	0	0	0	0	39.008
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	39.008	0	0	0	0	0	39.008
404	05	00	00	Equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
404	05	01	00	Equipos de telecomunicaciones	100.000	0	0	0	0	0	100.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	100.000	0	0	0	0	0	100.000
				Totales	**6.849.004**	**0**	**0**	**0**	**0**	0	**6.849.004**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119591 640025000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN

OBJETIVO DEL PROYECTO: GENERAR ESPACIOS Y POLÍTICAS QUE COADYUVEN A LA CONFORMACIÓN DE LAS REDES JUVENILES EN FAVOR DEL FORTALECIMIENTO DEL PODER POPULAR JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640025002 IMPULSO PARA LA CONFORMACIÓN Y CONSOLIDACIÓN DE REDES JUVENILES

UNIDAD DE MEDIDA: RED **META:** 500

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA NUEVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**33.000.000**	**0**	**0**	**0**	**0**	**0**	**33.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.231.248	0	0	0	0	0	6.231.248
401	01	03	00	Suplencias a empleados	500.000	0	0	0	0	0	500.000
401	01	18	00	Remuneraciones al personal contratado	4.362.694	0	0	0	0	0	4.362.694
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.000.000	0	0	0	0	0	1.000.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	368.554	0	0	0	0	0	368.554
401	03	00	00	Primas	5.160.720	0	0	0	0	0	5.160.720
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	856.073	0	0	0	0	0	856.073
401	03	37	00	Primas de transporte al personal contratado	345.120	0	0	0	0	0	345.120
401	03	38	00	Primas por hogar al personal contratado	135.000	0	0	0	0	0	135.000
401	03	39	00	Primas por hijos al personal contratado	81.000	0	0	0	0	0	81.000
401	03	40	00	Primas de profesionalización al personal contratado	472.367	0	0	0	0	0	472.367
401	03	41	00	Primas por antigüedad al personal contratado	60.000	0	0	0	0	0	60.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	527.652	0	0	0	0	0	527.652
401	03	96	00	Otras primas al personal contratado	2.683.508	0	0	0	0	0	2.683.508
401	04	00	00	Complementos de sueldos y salarios	5.291.896	0	0	0	0	0	5.291.896
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.168.720	0	0	0	0	0	3.168.720
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	184.277	0	0	0	0	0	184.277
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	291.600	0	0	0	0	0	291.600
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	290.684	0	0	0	0	0	290.684
401	04	98	00	Otros complementos al personal contratado	1.356.615	0	0	0	0	0	1.356.615
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.461.435	0	0	0	0	0	4.461.435
401	05	07	00	Aguinaldos al personal contratado	2.769.755	0	0	0	0	0	2.769.755
401	05	08	00	Bono vacacional al personal contratado	904.410	0	0	0	0	0	904.410

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119591 640025000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN

OBJETIVO DEL PROYECTO: GENERAR ESPACIOS Y POLÍTICAS QUE COADYUVEN A LA CONFORMACIÓN DE LAS REDES JUVENILES EN FAVOR DEL FORTALECIMIENTO DEL PODER POPULAR JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640025002 IMPULSO PARA LA CONFORMACIÓN Y CONSOLIDACIÓN DE REDES JUVENILES

UNIDAD DE MEDIDA: RED **META:** 500

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA NUEVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	593.480	0	0	0	0	0	593.480
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	193.790	0	0	0	0	0	193.790
401	06	00	00	Aportes patronales y legales	1.567.488	0	0	0	0	0	1.567.488
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	939.192	0	0	0	0	0	939.192
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	162.792	0	0	0	0	0	162.792
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	202.188	0	0	0	0	0	202.188
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	35.040	0	0	0	0	0	35.040
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	40.440	0	0	0	0	0	40.440
401	06	95	00	Otros aportes legales por personal contratado	187.836	0	0	0	0	0	187.836
401	07	00	00	Asistencia socio-económica	7.759.864	0	0	0	0	0	7.759.864
401	07	33	00	Asistencia socio-económica al personal contratado	6.716.811	0	0	0	0	0	6.716.811
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	45.360	0	0	0	0	0	45.360
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	22.680	0	0	0	0	0	22.680
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	22.680	0	0	0	0	0	22.680
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	210.276	0	0	0	0	0	210.276
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	500.000	0	0	0	0	0	500.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	242.057	0	0	0	0	0	242.057
401	08	00	00	Prestaciones sociales e indemnizaciones	2.527.349	0	0	0	0	0	2.527.349
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.917.217	0	0	0	0	0	1.917.217
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	610.132	0	0	0	0	0	610.132
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**342.990**	**0**	**0**	**0**	**0**	0	**342.990**
402	01	00	00	Productos alimenticios y agropecuarios	40.000	0	0	0	0	0	40.000
402	01	01	00	Alimentos y bebidas para personas	40.000	0	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119591 640025000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN

OBJETIVO DEL PROYECTO: GENERAR ESPACIOS Y POLÍTICAS QUE COADYUVEN A LA CONFORMACIÓN DE LAS REDES JUVENILES EN FAVOR DEL FORTALECIMIENTO DEL PODER POPULAR JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640025002 IMPULSO PARA LA CONFORMACIÓN Y CONSOLIDACIÓN DE REDES JUVENILES

UNIDAD DE MEDIDA: RED **META:** 500

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA NUEVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	00	00	Textiles y vestuarios	50.000	0	0	0	0	0	50.000
402	03	02	00	Prendas de vestir	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	0	50.000
402	05	04	00	Libros, revistas y periódicos	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	152.990	0	0	0	0	0	152.990
402	10	01	00	Artículos de deporte, recreación y juguetes	30.000	0	0	0	0	0	30.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.000	0	0	0	0	0	50.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	62.990	0	0	0	0	0	62.990
403	**00**	**00**	**00**	**Servicios no personales**	**9.548.127**	**0**	**0**	**0**	**0**	**0**	**9.548.127**
403	01	00	00	Alquileres de inmuebles	100.000	0	0	0	0	0	100.000
403	01	01	00	Alquileres de edificios y locales	100.000	0	0	0	0	0	100.000
403	02	00	00	Alquileres de maquinaria y equipos	1.550.000	0	0	0	0	0	1.550.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.400.000	0	0	0	0	0	1.400.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
403	04	00	00	Servicios básicos	720.000	0	0	0	0	0	720.000
403	04	01	00	Electricidad	350.000	0	0	0	0	0	350.000
403	04	04	00	Teléfonos	370.000	0	0	0	0	0	370.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	900.000	0	0	0	0	0	900.000
403	07	01	00	Publicidad y propaganda	600.000	0	0	0	0	0	600.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	800.000	0	0	0	0	0	800.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119591 640025000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN

OBJETIVO DEL PROYECTO: GENERAR ESPACIOS Y POLÍTICAS QUE COADYUVEN A LA CONFORMACIÓN DE LAS REDES JUVENILES EN FAVOR DEL FORTALECIMIENTO DEL PODER POPULAR JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640025002 IMPULSO PARA LA CONFORMACIÓN Y CONSOLIDACIÓN DE REDES JUVENILES

UNIDAD DE MEDIDA: RED **META:** 500

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA NUEVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	800.000	0	0	0	0	0	800.000
403	10	00	00	Servicios profesionales y técnicos	2.360.000	0	0	0	0	0	2.360.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.800.000	0	0	0	0	0	1.800.000
403	10	99	00	Otros servicios profesionales y técnicos	560.000	0	0	0	0	0	560.000
403	18	00	00	Impuestos indirectos	1.123.127	0	0	0	0	0	1.123.127
403	18	01	00	Impuesto al valor agregado	1.123.127	0	0	0	0	0	1.123.127
403	99	00	00	Otros servicios no personales	1.995.000	0	0	0	0	0	1.995.000
403	99	01	00	Otros servicios no personales	1.995.000	0	0	0	0	0	1.995.000
404	**00**	**00**	**00**	**Activos reales**	**557.686**	**0**	**0**	**0**	**0**	**0**	**557.686**
404	05	00	00	Equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
404	05	01	00	Equipos de telecomunicaciones	100.000	0	0	0	0	0	100.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	157.686	0	0	0	0	0	157.686
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	157.686	0	0	0	0	0	157.686
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	200.000	0	0	0	0	0	200.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.500.000**	0	0	0	0	0	**1.500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.500.000	0	0	0	0	0	1.500.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.500.000	0	0	0	0	0	1.500.000
407	01	02	01	Donaciones corrientes a personas	1.500.000	0	0	0	0	0	1.500.000
				Totales	**44.948.803**	**0**	**0**	**0**	**0**	0	**44.948.803**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119591 640025000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN

OBJETIVO DEL PROYECTO: GENERAR ESPACIOS Y POLÍTICAS QUE COADYUVEN A LA CONFORMACIÓN DE LAS REDES JUVENILES EN FAVOR DEL FORTALECIMIENTO DEL PODER POPULAR JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640025003 CONFORMACIÓN, CONSOLIDACIÓN Y ACOMPAÑAMIENTO DEL VOLUNTARIADO POR LA CONSTRUCCIÓN DE LA PATRIA JOVEN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 300.000

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA NUEVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**342.990**	**0**	**0**	**0**	**0**	**0**	**342.990**
402	01	00	00	Productos alimenticios y agropecuarios	40.000	0	0	0	0	0	40.000
402	01	01	00	Alimentos y bebidas para personas	40.000	0	0	0	0	0	40.000
402	03	00	00	Textiles y vestuarios	50.000	0	0	0	0	0	50.000
402	03	02	00	Prendas de vestir	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	0	50.000
402	05	04	00	Libros, revistas y periódicos	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	70.000	0	0	0	0	0	70.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	70.000	0	0	0	0	0	70.000
402	99	00	00	Otros materiales y suministros	82.990	0	0	0	0	0	82.990
402	99	01	00	Otros materiales y suministros	82.990	0	0	0	0	0	82.990
403	**00**	**00**	**00**	**Servicios no personales**	**13.513.898**	**0**	**0**	**0**	**0**	**0**	**13.513.898**
403	01	00	00	Alquileres de inmuebles	200.000	0	0	0	0	0	200.000
403	01	01	00	Alquileres de edificios y locales	200.000	0	0	0	0	0	200.000
403	02	00	00	Alquileres de maquinaria y equipos	3.035.000	0	0	0	0	0	3.035.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.850.000	0	0	0	0	0	2.850.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	185.000	0	0	0	0	0	185.000
403	06	00	00	Servicios de transporte y almacenaje	200.000	0	0	0	0	0	200.000
403	06	01	00	Fletes y embalajes	200.000	0	0	0	0	0	200.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.300.000	0	0	0	0	0	2.300.000
403	07	01	00	Publicidad y propaganda	1.000.000	0	0	0	0	0	1.000.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	1.000.000	0	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119591 640025000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN

OBJETIVO DEL PROYECTO: GENERAR ESPACIOS Y POLÍTICAS QUE COADYUVEN A LA CONFORMACIÓN DE LAS REDES JUVENILES EN FAVOR DEL FORTALECIMIENTO DEL PODER POPULAR JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640025003 CONFORMACIÓN, CONSOLIDACIÓN Y ACOMPAÑAMIENTO DEL VOLUNTARIADO POR LA CONSTRUCCIÓN DE LA PATRIA JOVEN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 300.000

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA NUEVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	0	1.000.000
403	10	00	00	Servicios profesionales y técnicos	4.000.000	0	0	0	0	0	4.000.000
403	10	11	00	Servicios para la elaboración y suministro de comida	2.900.000	0	0	0	0	0	2.900.000
403	10	99	00	Otros servicios profesionales y técnicos	1.100.000	0	0	0	0	0	1.100.000
403	18	00	00	Impuestos indirectos	1.508.898	0	0	0	0	0	1.508.898
403	18	01	00	Impuesto al valor agregado	1.508.898	0	0	0	0	0	1.508.898
403	99	00	00	Otros servicios no personales	1.270.000	0	0	0	0	0	1.270.000
403	99	01	00	Otros servicios no personales	1.270.000	0	0	0	0	0	1.270.000
404	**00**	**00**	**00**	**Activos reales**	**222.114**	**0**	**0**	**0**	**0**	**0**	**222.114**
404	05	00	00	Equipos de comunicaciones y de señalamiento	66.634	0	0	0	0	0	66.634
404	05	01	00	Equipos de telecomunicaciones	66.634	0	0	0	0	0	66.634
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	155.480	0	0	0	0	0	155.480
404	09	02	00	Equipos de computación	155.480	0	0	0	0	0	155.480
				Totales	**14.079.002**	**0**	**0**	**0**	**0**	0	**14.079.002**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 119591 640025000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN

OBJETIVO DEL PROYECTO: GENERAR ESPACIOS Y POLÍTICAS QUE COADYUVEN A LA CONFORMACIÓN DE LAS REDES JUVENILES EN FAVOR DEL FORTALECIMIENTO DEL PODER POPULAR JUVENIL.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.691.949

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 640025004 DISEÑO DE CAMPAÑA COMUNICACIONAL PARA EL FORTALECIMIENTO DE LAS REDES JUVENILES Y LA ORGANIZACIÓN DEL VOLUNTARIADO JOVEN

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA NUEVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**146.995**	**0**	**0**	**0**	**0**	0	**146.995**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	46.995	0	0	0	0	0	46.995
402	10	99	00	Otros productos y útiles diversos	46.995	0	0	0	0	0	46.995
403	**00**	**00**	**00**	**Servicios no personales**	**5.277.385**	**0**	**0**	**0**	**0**	0	**5.277.385**
403	01	00	00	Alquileres de inmuebles	150.000	0	0	0	0	0	150.000
403	01	01	00	Alquileres de edificios y locales	150.000	0	0	0	0	0	150.000
403	02	00	00	Alquileres de maquinaria y equipos	1.325.000	0	0	0	0	0	1.325.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.200.000	0	0	0	0	0	1.200.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	125.000	0	0	0	0	0	125.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	0	300.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	0	1.000.000
403	10	00	00	Servicios profesionales y técnicos	1.920.000	0	0	0	0	0	1.920.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.920.000	0	0	0	0	0	1.920.000
403	18	00	00	Impuestos indirectos	582.385	0	0	0	0	0	582.385
403	18	01	00	Impuesto al valor agregado	582.385	0	0	0	0	0	582.385
				Totales	**5.424.380**	**0**	**0**	**0**	**0**	0	**5.424.380**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 649999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: IMPULSAR EL FORTALECIMIENTO DEL PODER POPULAR A TRAVÉS DE LA CONFORMACIÓN DE LOS CONSEJOS DEL PODER POPULAR DE LA JUVENTUD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 179.885.300

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**179.885.300**	**0**	**0**	**0**	**0**	**0**	**179.885.300**
407	01	00	00	Transferencias y donaciones corrientes internas	179.885.300	0	0	0	0	0	179.885.300
407	01	03	00	Transferencias corrientes internas al sector público	179.885.300	0	0	0	0	0	179.885.300
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	179.885.300	0	0	0	0	0	179.885.300
				Totales	**179.885.300**	**0**	**0**	**0**	**0**	**0**	**179.885.300**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 649999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: IMPULSAR EL FORTALECIMIENTO DEL PODER POPULAR A TRAVÉS DE LA CONFORMACIÓN DE LOS CONSEJOS DEL PODER POPULAR DE LA JUVENTUD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 179.885.300

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**179.885.300**	**0**	**0**	**0**	**0**	**0**	**179.885.300**
407	01	00	00	Transferencias y donaciones corrientes internas	179.885.300	0	0	0	0	0	179.885.300
407	01	03	00	Transferencias corrientes internas al sector público	179.885.300	0	0	0	0	0	179.885.300
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	179.885.300	0	0	0	0	0	179.885.300
				- A0938 Instituto Nacional del Poder Popular de la Juventud	179.885.300	0	0	0	0	0	179.885.300
				Totales	**179.885.300**	**0**	**0**	**0**	**0**	**0**	**179.885.300**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 649999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: IMPULSAR EL FORTALECIMIENTO DEL PODER POPULAR A TRAVÉS DE LA CONFORMACIÓN DE LOS CONSEJOS DEL PODER POPULAR DE LA JUVENTUD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 179.885.300

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 649999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DEL PODER POPULAR DE LA JUVENTUD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 179.885.300

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**179.885.300**	**0**	**0**	**0**	**0**	**0**	**179.885.300**
407	01	00	00	Transferencias y donaciones corrientes internas	179.885.300	0	0	0	0	0	179.885.300
407	01	03	00	Transferencias corrientes internas al sector público	179.885.300	0	0	0	0	0	179.885.300
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	179.885.300	0	0	0	0	0	179.885.300
				Totales	**179.885.300**	**0**	**0**	**0**	**0**	**0**	**179.885.300**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

ACCIÓN CENTRALIZADA: 640001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**47.375.040**	**0**	**0**	**0**	**0**	**0**	**47.375.040**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.151.599	0	0	0	0	0	10.151.599
401	01	03	00	Suplencias a empleados	1.500.000	0	0	0	0	0	1.500.000
401	01	18	00	Remuneraciones al personal contratado	6.766.398	0	0	0	0	0	6.766.398
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.000.000	0	0	0	0	0	1.000.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	885.201	0	0	0	0	0	885.201
401	03	00	00	Primas	8.208.281	0	0	0	0	0	8.208.281
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.378.223	0	0	0	0	0	2.378.223
401	03	37	00	Primas de transporte al personal contratado	645.408	0	0	0	0	0	645.408
401	03	38	00	Primas por hogar al personal contratado	745.200	0	0	0	0	0	745.200
401	03	39	00	Primas por hijos al personal contratado	447.120	0	0	0	0	0	447.120
401	03	40	00	Primas de profesionalización al personal contratado	538.660	0	0	0	0	0	538.660
401	03	41	00	Primas por antigüedad al personal contratado	349.200	0	0	0	0	0	349.200
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.373.043	0	0	0	0	0	1.373.043
401	03	96	00	Otras primas al personal contratado	1.731.427	0	0	0	0	0	1.731.427
401	04	00	00	Complementos de sueldos y salarios	7.748.878	0	0	0	0	0	7.748.878
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.946.320	0	0	0	0	0	3.946.320
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	455.222	0	0	0	0	0	455.222
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	699.840	0	0	0	0	0	699.840
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	776.926	0	0	0	0	0	776.926
401	04	98	00	Otros complementos al personal contratado	1.870.570	0	0	0	0	0	1.870.570
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.170.298	0	0	0	0	0	7.170.298
401	05	07	00	Aguinaldos al personal contratado	3.819.079	0	0	0	0	0	3.819.079
401	05	08	00	Bono vacacional al personal contratado	1.247.046	0	0	0	0	0	1.247.046
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.586.222	0	0	0	0	0	1.586.222
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	517.951	0	0	0	0	0	517.951
401	06	00	00	Aportes patronales y legales	2.513.184	0	0	0	0	0	2.513.184
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.295.004	0	0	0	0	0	1.295.004
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	224.472	0	0	0	0	0	224.472
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	534.972	0	0	0	0	0	534.972
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	92.724	0	0	0	0	0	92.724

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

ACCIÓN CENTRALIZADA: 640001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	107.004	0	0	0	0	0	107.004
401	06	95	00	Otros aportes legales por personal contratado	259.008	0	0	0	0	0	259.008
401	07	00	00	Asistencia socio-económica	6.757.802	0	0	0	0	0	6.757.802
401	07	33	00	Asistencia socio-económica al personal contratado	5.402.769	0	0	0	0	0	5.402.769
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	108.864	0	0	0	0	0	108.864
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	54.432	0	0	0	0	0	54.432
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	54.432	0	0	0	0	0	54.432
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	556.368	0	0	0	0	0	556.368
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	580.937	0	0	0	0	0	580.937
401	08	00	00	Prestaciones sociales e indemnizaciones	4.524.998	0	0	0	0	0	4.524.998
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.899.727	0	0	0	0	0	2.899.727
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.625.271	0	0	0	0	0	1.625.271
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	300.000	0	0	0	0	0	300.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	300.000	0	0	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.005.287**	**0**	**0**	**0**	**0**	**0**	**2.005.287**
403	10	00	00	Servicios profesionales y técnicos	750.000	0	0	0	0	0	750.000
403	10	07	00	Servicios de capacitación y adiestramiento	750.000	0	0	0	0	0	750.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	800.000	0	0	0	0	0	800.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	800.000	0	0	0	0	0	800.000
403	18	00	00	Impuestos indirectos	214.853	0	0	0	0	0	214.853
403	18	01	00	Impuesto al valor agregado	214.853	0	0	0	0	0	214.853
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	240.434	0	0	0	0	0	240.434
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	240.434	0	0	0	0	0	240.434
				Totales	**49.380.327**	**0**	**0**	**0**	**0**	**0**	**49.380.327**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

ACCIÓN CENTRALIZADA: 640001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

ACCIÓN CENTRALIZADA: 640001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 640001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**47.375.040**	**0**	**0**	**0**	**0**	**0**	**47.375.040**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.151.599	0	0	0	0	0	10.151.599
401	01	03	00	Suplencias a empleados	1.500.000	0	0	0	0	0	1.500.000
401	01	18	00	Remuneraciones al personal contratado	6.766.398	0	0	0	0	0	6.766.398
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.000.000	0	0	0	0	0	1.000.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	885.201	0	0	0	0	0	885.201
401	03	00	00	Primas	8.208.281	0	0	0	0	0	8.208.281
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.378.223	0	0	0	0	0	2.378.223
401	03	37	00	Primas de transporte al personal contratado	645.408	0	0	0	0	0	645.408
401	03	38	00	Primas por hogar al personal contratado	745.200	0	0	0	0	0	745.200
401	03	39	00	Primas por hijos al personal contratado	447.120	0	0	0	0	0	447.120
401	03	40	00	Primas de profesionalización al personal contratado	538.660	0	0	0	0	0	538.660
401	03	41	00	Primas por antigüedad al personal contratado	349.200	0	0	0	0	0	349.200
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.373.043	0	0	0	0	0	1.373.043
401	03	96	00	Otras primas al personal contratado	1.731.427	0	0	0	0	0	1.731.427
401	04	00	00	Complementos de sueldos y salarios	7.748.878	0	0	0	0	0	7.748.878
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.946.320	0	0	0	0	0	3.946.320
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	455.222	0	0	0	0	0	455.222
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	699.840	0	0	0	0	0	699.840
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	776.926	0	0	0	0	0	776.926
401	04	98	00	Otros complementos al personal contratado	1.870.570	0	0	0	0	0	1.870.570
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.170.298	0	0	0	0	0	7.170.298
401	05	07	00	Aguinaldos al personal contratado	3.819.079	0	0	0	0	0	3.819.079
401	05	08	00	Bono vacacional al personal contratado	1.247.046	0	0	0	0	0	1.247.046
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.586.222	0	0	0	0	0	1.586.222
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	517.951	0	0	0	0	0	517.951
401	06	00	00	Aportes patronales y legales	2.513.184	0	0	0	0	0	2.513.184
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por	1.295.004	0	0	0	0	0	1.295.004

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

ACCIÓN CENTRALIZADA: 640001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 640001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				personal contratado							
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	224.472	0	0	0	0	0	224.472
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	534.972	0	0	0	0	0	534.972
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	92.724	0	0	0	0	0	92.724
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	107.004	0	0	0	0	0	107.004
401	06	95	00	Otros aportes legales por personal contratado	259.008	0	0	0	0	0	259.008
401	07	00	00	Asistencia socio-económica	6.757.802	0	0	0	0	0	6.757.802
401	07	33	00	Asistencia socio-económica al personal contratado	5.402.769	0	0	0	0	0	5.402.769
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	108.864	0	0	0	0	0	108.864
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	54.432	0	0	0	0	0	54.432
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	54.432	0	0	0	0	0	54.432
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	556.368	0	0	0	0	0	556.368
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	580.937	0	0	0	0	0	580.937
401	08	00	00	Prestaciones sociales e indemnizaciones	4.524.998	0	0	0	0	0	4.524.998
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.899.727	0	0	0	0	0	2.899.727
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.625.271	0	0	0	0	0	1.625.271
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	300.000	0	0	0	0	0	300.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	300.000	0	0	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.005.287**	**0**	**0**	**0**	**0**	**0**	**2.005.287**
403	10	00	00	Servicios profesionales y técnicos	750.000	0	0	0	0	0	750.000
403	10	07	00	Servicios de capacitación y adiestramiento	750.000	0	0	0	0	0	750.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	800.000	0	0	0	0	0	800.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	800.000	0	0	0	0	0	800.000
403	18	00	00	Impuestos indirectos	214.853	0	0	0	0	0	214.853
403	18	01	00	Impuesto al valor agregado	214.853	0	0	0	0	0	214.853
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	240.434	0	0	0	0	0	240.434
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	240.434	0	0	0	0	0	240.434

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

ACCIÓN CENTRALIZADA: 640001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 640001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**49.380.327**	**0**	**0**	**0**	**0**	**0**	**49.380.327**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **ACCIÓN CENTRALIZADA:** 640002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.000.000**	**0**	**0**	**0**	**0**	**0**	**4.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	500.000	0	0	0	0	0	500.000
402	01	01	00	Alimentos y bebidas para personas	500.000	0	0	0	0	0	500.000
402	03	00	00	Textiles y vestuarios	200.000	0	0	0	0	0	200.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	0	100.000
402	03	99	00	Otros productos textiles y vestuarios	100.000	0	0	0	0	0	100.000
402	04	00	00	Productos de cuero y caucho	580.000	0	0	0	0	0	580.000
402	04	01	00	Cueros y pieles	20.000	0	0	0	0	0	20.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	540.000	0	0	0	0	0	540.000
402	05	00	00	Productos de papel, cartón e impresos	640.000	0	0	0	0	0	640.000
402	05	01	00	Pulpa de madera, papel y cartón	150.000	0	0	0	0	0	150.000
402	05	02	00	Envases y cajas de papel y cartón	50.000	0	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	150.000	0	0	0	0	0	150.000
402	05	04	00	Libros, revistas y periódicos	40.000	0	0	0	0	0	40.000
402	05	05	00	Material de enseñanza	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	30.000	0	0	0	0	0	30.000
402	05	99	00	Otros productos de pulpa, papel y cartón	200.000	0	0	0	0	0	200.000
402	06	00	00	Productos químicos y derivados	450.000	0	0	0	0	0	450.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	06	04	00	Productos farmacéuticos y medicamentos	40.000	0	0	0	0	0	40.000
402	06	05	00	Productos de tocador	40.000	0	0	0	0	0	40.000
402	06	06	00	Combustibles y lubricantes	300.000	0	0	0	0	0	300.000
402	06	08	00	Productos plásticos	50.000	0	0	0	0	0	50.000
402	07	00	00	Productos minerales no metálicos	170.000	0	0	0	0	0	170.000
402	07	01	00	Productos de barro, loza y porcelana	10.000	0	0	0	0	0	10.000
402	07	02	00	Vidrios y productos de vidrio	10.000	0	0	0	0	0	10.000
402	07	99	00	Otros productos minerales no metálicos	150.000	0	0	0	0	0	150.000
402	08	00	00	Productos metálicos	220.000	0	0	0	0	0	220.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	20.000	0	0	0	0	0	20.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	200.000	0	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	640.000	0	0	0	0	0	640.000
402	10	01	00	Artículos de deporte, recreación y juguetes	20.000	0	0	0	0	0	20.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **ACCIÓN CENTRALIZADA:** 640002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	20.000	0	0	0	0	0	20.000
402	10	03	00	Utensilios de cocina y comedor	6.000	0	0	0	0	0	6.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	0	150.000
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	0	30.000
402	10	07	00	Productos de seguridad en el trabajo	30.000	0	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	0	100.000
402	10	09	00	Especies timbradas y valores	10.000	0	0	0	0	0	10.000
402	10	11	00	Materiales eléctricos	50.000	0	0	0	0	0	50.000
402	10	12	00	Materiales para instalaciones sanitarias	5.000	0	0	0	0	0	5.000
402	10	13	00	Materiales fotográficos	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	199.000	0	0	0	0	0	199.000
402	99	00	00	Otros materiales y suministros	600.000	0	0	0	0	0	600.000
402	99	01	00	Otros materiales y suministros	600.000	0	0	0	0	0	600.000
403	**00**	**00**	**00**	**Servicios no personales**	**9.545.914**	**0**	**0**	**0**	**0**	**0**	**9.545.914**
403	02	00	00	Alquileres de maquinaria y equipos	860.000	0	0	0	0	0	860.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	860.000	0	0	0	0	0	860.000
403	04	00	00	Servicios básicos	1.130.000	0	0	0	0	0	1.130.000
403	04	01	00	Electricidad	30.000	0	0	0	0	0	30.000
403	04	04	00	Teléfonos	800.000	0	0	0	0	0	800.000
403	04	07	00	Servicio de condominio	300.000	0	0	0	0	0	300.000
403	06	00	00	Servicios de transporte y almacenaje	151.000	0	0	0	0	0	151.000
403	06	01	00	Fletes y embalajes	30.000	0	0	0	0	0	30.000
403	06	03	00	Estacionamiento	100.000	0	0	0	0	0	100.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	21.000	0	0	0	0	0	21.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	133.914	0	0	0	0	0	133.914
403	08	01	00	Primas y gastos de seguros	100.000	0	0	0	0	0	100.000
403	08	02	00	Comisiones y gastos bancarios	33.914	0	0	0	0	0	33.914
403	09	00	00	Viáticos y pasajes	690.000	0	0	0	0	0	690.000
403	09	01	00	Viáticos y pasajes dentro del país	150.000	0	0	0	0	0	150.000
403	09	02	00	Viáticos y pasajes fuera del país	540.000	0	0	0	0	0	540.000
403	10	00	00	Servicios profesionales y técnicos	1.600.000	0	0	0	0	0	1.600.000
403	10	11	00	Servicios para la elaboración y suministro de comida	600.000	0	0	0	0	0	600.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **ACCIÓN CENTRALIZADA:** 640002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	150.000	0	0	0	0	0	150.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
403	12	00	00	Conservación y reparaciones menores de obras	3.000.000	0	0	0	0	0	3.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.000.000	0	0	0	0	0	3.000.000
403	18	00	00	Impuestos indirectos	1.831.000	0	0	0	0	0	1.831.000
403	18	01	00	Impuesto al valor agregado	1.831.000	0	0	0	0	0	1.831.000
404	**00**	**00**	**00**	**Activos reales**	**7.000.000**	**0**	**0**	**0**	**0**	**0**	**7.000.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	0	100.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	100.000	0	0	0	0	0	100.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.400.000	0	0	0	0	0	1.400.000
404	04	01	00	Vehículos automotores terrestres	1.400.000	0	0	0	0	0	1.400.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	0	300.000
404	05	01	00	Equipos de telecomunicaciones	300.000	0	0	0	0	0	300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.100.000	0	0	0	0	0	2.100.000
404	09	01	00	Mobiliario y equipos de oficina	900.000	0	0	0	0	0	900.000
404	09	02	00	Equipos de computación	1.000.000	0	0	0	0	0	1.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	200.000	0	0	0	0	0	200.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	3.000.000	0	0	0	0	0	3.000.000
404	11	02	00	Adquisición de edificios e instalaciones	3.000.000	0	0	0	0	0	3.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**49.982.827**	**0**	**0**	**0**	**0**	**0**	**49.982.827**
407	01	00	00	Transferencias y donaciones corrientes internas	49.982.827	0	0	0	0	0	49.982.827
407	01	02	00	Donaciones corrientes internas al sector privado	2.000.000	0	0	0	0	0	2.000.000
407	01	02	01	Donaciones corrientes a personas	2.000.000	0	0	0	0	0	2.000.000
407	01	03	00	Transferencias corrientes internas al sector público	47.982.827	0	0	0	0	0	47.982.827
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	47.982.827	0	0	0	0	0	47.982.827
				Totales	**70.528.741**	**0**	**0**	**0**	**0**	**0**	**70.528.741**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

ACCIÓN CENTRALIZADA: 640002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**47.982.827**	**0**	**0**	**0**	**0**	**0**	**47.982.827**
407	01	00	00	Transferencias y donaciones corrientes internas	47.982.827	0	0	0	0	0	47.982.827
407	01	03	00	Transferencias corrientes internas al sector público	47.982.827	0	0	0	0	0	47.982.827
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	47.982.827	0	0	0	0	0	47.982.827
				- A0938 Instituto Nacional del Poder Popular de la Juventud	47.982.827	0	0	0	0	0	47.982.827
				Totales	**47.982.827**	**0**	**0**	**0**	**0**	**0**	**47.982.827**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **ACCIÓN CENTRALIZADA:** 640002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 640002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.000.000**	**0**	**0**	**0**	**0**	**0**	**4.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	500.000	0	0	0	0	0	500.000
402	01	01	00	Alimentos y bebidas para personas	500.000	0	0	0	0	0	500.000
402	03	00	00	Textiles y vestuarios	200.000	0	0	0	0	0	200.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	0	100.000
402	03	99	00	Otros productos textiles y vestuarios	100.000	0	0	0	0	0	100.000
402	04	00	00	Productos de cuero y caucho	580.000	0	0	0	0	0	580.000
402	04	01	00	Cueros y pieles	20.000	0	0	0	0	0	20.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	540.000	0	0	0	0	0	540.000
402	05	00	00	Productos de papel, cartón e impresos	640.000	0	0	0	0	0	640.000
402	05	01	00	Pulpa de madera, papel y cartón	150.000	0	0	0	0	0	150.000
402	05	02	00	Envases y cajas de papel y cartón	50.000	0	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	150.000	0	0	0	0	0	150.000
402	05	04	00	Libros, revistas y periódicos	40.000	0	0	0	0	0	40.000
402	05	05	00	Material de enseñanza	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	30.000	0	0	0	0	0	30.000
402	05	99	00	Otros productos de pulpa, papel y cartón	200.000	0	0	0	0	0	200.000
402	06	00	00	Productos químicos y derivados	450.000	0	0	0	0	0	450.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	06	04	00	Productos farmacéuticos y medicamentos	40.000	0	0	0	0	0	40.000
402	06	05	00	Productos de tocador	40.000	0	0	0	0	0	40.000
402	06	06	00	Combustibles y lubricantes	300.000	0	0	0	0	0	300.000
402	06	08	00	Productos plásticos	50.000	0	0	0	0	0	50.000
402	07	00	00	Productos minerales no metálicos	170.000	0	0	0	0	0	170.000
402	07	01	00	Productos de barro, loza y porcelana	10.000	0	0	0	0	0	10.000
402	07	02	00	Vidrios y productos de vidrio	10.000	0	0	0	0	0	10.000
402	07	99	00	Otros productos minerales no metálicos	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **ACCIÓN CENTRALIZADA:** 640002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 640002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	220.000	0	0	0	0	0	220.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	20.000	0	0	0	0	0	20.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	200.000	0	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	640.000	0	0	0	0	0	640.000
402	10	01	00	Artículos de deporte, recreación y juguetes	20.000	0	0	0	0	0	20.000
402	10	02	00	Materiales y útiles de limpieza y aseo	20.000	0	0	0	0	0	20.000
402	10	03	00	Utensilios de cocina y comedor	6.000	0	0	0	0	0	6.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	0	150.000
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	0	30.000
402	10	07	00	Productos de seguridad en el trabajo	30.000	0	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	0	100.000
402	10	09	00	Especies timbradas y valores	10.000	0	0	0	0	0	10.000
402	10	11	00	Materiales eléctricos	50.000	0	0	0	0	0	50.000
402	10	12	00	Materiales para instalaciones sanitarias	5.000	0	0	0	0	0	5.000
402	10	13	00	Materiales fotográficos	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	199.000	0	0	0	0	0	199.000
402	99	00	00	Otros materiales y suministros	600.000	0	0	0	0	0	600.000
402	99	01	00	Otros materiales y suministros	600.000	0	0	0	0	0	600.000
403	**00**	**00**	**00**	**Servicios no personales**	**9.545.914**	**0**	**0**	**0**	**0**	**0**	**9.545.914**
403	02	00	00	Alquileres de maquinaria y equipos	860.000	0	0	0	0	0	860.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	860.000	0	0	0	0	0	860.000
403	04	00	00	Servicios básicos	1.130.000	0	0	0	0	0	1.130.000
403	04	01	00	Electricidad	30.000	0	0	0	0	0	30.000
403	04	04	00	Teléfonos	800.000	0	0	0	0	0	800.000
403	04	07	00	Servicio de condominio	300.000	0	0	0	0	0	300.000
403	06	00	00	Servicios de transporte y almacenaje	151.000	0	0	0	0	0	151.000
403	06	01	00	Fletes y embalajes	30.000	0	0	0	0	0	30.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **ACCIÓN CENTRALIZADA:** 640002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 640002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	03	00	Estacionamiento	100.000	0	0	0	0	0	100.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	21.000	0	0	0	0	0	21.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	133.914	0	0	0	0	0	133.914
403	08	01	00	Primas y gastos de seguros	100.000	0	0	0	0	0	100.000
403	08	02	00	Comisiones y gastos bancarios	33.914	0	0	0	0	0	33.914
403	09	00	00	Viáticos y pasajes	690.000	0	0	0	0	0	690.000
403	09	01	00	Viáticos y pasajes dentro del país	150.000	0	0	0	0	0	150.000
403	09	02	00	Viáticos y pasajes fuera del país	540.000	0	0	0	0	0	540.000
403	10	00	00	Servicios profesionales y técnicos	1.600.000	0	0	0	0	0	1.600.000
403	10	11	00	Servicios para la elaboración y suministro de comida	600.000	0	0	0	0	0	600.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	150.000	0	0	0	0	0	150.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
403	12	00	00	Conservación y reparaciones menores de obras	3.000.000	0	0	0	0	0	3.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.000.000	0	0	0	0	0	3.000.000
403	18	00	00	Impuestos indirectos	1.831.000	0	0	0	0	0	1.831.000
403	18	01	00	Impuesto al valor agregado	1.831.000	0	0	0	0	0	1.831.000
404	**00**	**00**	**00**	**Activos reales**	**7.000.000**	**0**	**0**	**0**	**0**	**0**	**7.000.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	0	100.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	100.000	0	0	0	0	0	100.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.400.000	0	0	0	0	0	1.400.000
404	04	01	00	Vehículos automotores terrestres	1.400.000	0	0	0	0	0	1.400.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	0	300.000
404	05	01	00	Equipos de telecomunicaciones	300.000	0	0	0	0	0	300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.100.000	0	0	0	0	0	2.100.000
404	09	01	00	Mobiliario y equipos de oficina	900.000	0	0	0	0	0	900.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **ACCIÓN CENTRALIZADA:** 640002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 640002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	1.000.000	0	0	0	0	0	1.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	200.000	0	0	0	0	0	200.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	3.000.000	0	0	0	0	0	3.000.000
404	11	02	00	Adquisición de edificios e instalaciones	3.000.000	0	0	0	0	0	3.000.000
				Totales	**20.545.914**	**0**	**0**	**0**	**0**	**0**	**20.545.914**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **ACCIÓN CENTRALIZADA:** 640002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 640002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.000.000	0	0	0	0	0	2.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	2.000.000	0	0	0	0	0	2.000.000
407	01	02	01	Donaciones corrientes a personas	2.000.000	0	0	0	0	0	2.000.000
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

ACCIÓN CENTRALIZADA: 640002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 640002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**47.982.827**	**0**	**0**	**0**	**0**	**0**	**47.982.827**
407	01	00	00	Transferencias y donaciones corrientes internas	47.982.827	0	0	0	0	0	47.982.827
407	01	03	00	Transferencias corrientes internas al sector público	47.982.827	0	0	0	0	0	47.982.827
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	47.982.827	0	0	0	0	0	47.982.827
				Totales	**47.982.827**	**0**	**0**	**0**	**0**	**0**	**47.982.827**

65

Ministerio del Poder Popular para el Servicio Penitenciario

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**688.712.430**	**0**	**0**	**0**	**0**	**0**	**688.712.430**
401	01	00	00	Sueldos, salarios y otras retribuciones	193.835.684	0	0	0	0	0	193.835.684
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	52.696.489	0	0	0	0	0	52.696.489
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	601.428	0	0	0	0	0	601.428
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.954.021	0	0	0	0	0	1.954.021
401	01	18	00	Remuneraciones al personal contratado	120.989.297	0	0	0	0	0	120.989.297
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	31.500	0	0	0	0	0	31.500
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	94.500	0	0	0	0	0	94.500
401	01	99	00	Otras retribuciones	17.468.449	0	0	0	0	0	17.468.449
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	51.697.392	0	0	0	0	0	51.697.392
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	49.772.915	0	0	0	0	0	49.772.915
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	568.026	0	0	0	0	0	568.026
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.356.451	0	0	0	0	0	1.356.451
401	03	00	00	Primas	100.274.955	0	0	0	0	0	100.274.955
401	03	01	00	Primas por mérito a empleados	15.751	0	0	0	0	0	15.751
401	03	02	00	Primas de transporte a empleados	13.431.300	0	0	0	0	0	13.431.300
401	03	03	00	Primas por hogar a empleados	24.176.340	0	0	0	0	0	24.176.340
401	03	04	00	Primas por hijos a empleados	4.840.600	0	0	0	0	0	4.840.600
401	03	08	00	Primas de profesionalización a empleados	6.406.455	0	0	0	0	0	6.406.455
401	03	09	00	Primas por antigüedad a empleados	5.262.232	0	0	0	0	0	5.262.232
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	558.900	0	0	0	0	0	558.900
401	03	17	00	Primas de transporte a obreros	239.400	0	0	0	0	0	239.400
401	03	18	00	Primas por hogar a obreros	430.920	0	0	0	0	0	430.920
401	03	19	00	Primas por hijos de obreros	159.600	0	0	0	0	0	159.600
401	03	21	00	Primas por antigüedad a obreros	195.401	0	0	0	0	0	195.401
401	03	22	00	Primas de profesionalización a obreros	234.483	0	0	0	0	0	234.483
401	03	31	00	Primas por riesgo al personal militar y de seguridad	11.193.034	0	0	0	0	0	11.193.034
401	03	37	00	Primas de transporte al personal contratado	799.200	0	0	0	0	0	799.200
401	03	38	00	Primas por hogar al personal contratado	1.438.560	0	0	0	0	0	1.438.560
401	03	39	00	Primas por hijos al personal contratado	4.646.400	0	0	0	0	0	4.646.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	40	00	Primas de profesionalización al personal contratado	14.304.874	0	0	0	0	0	14.304.874
401	03	41	00	Primas por antigüedad al personal contratado	11.910.005	0	0	0	0	0	11.910.005
401	03	47	00	Primas al personal de alto nivel y de dirección	31.500	0	0	0	0	0	31.500
401	04	00	00	Complementos de sueldos y salarios	98.487.017	0	0	0	0	0	98.487.017
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	23.927	0	0	0	0	0	23.927
401	04	02	00	Complemento a empleados por trabajo nocturno	642.686	0	0	0	0	0	642.686
401	04	06	00	Complemento a empleados por comisión de servicios	75.335	0	0	0	0	0	75.335
401	04	08	00	Bono compensatorio de alimentación a empleados	26.393.850	0	0	0	0	0	26.393.850
401	04	18	00	Bono compensatorio de alimentación a obreros	963.900	0	0	0	0	0	963.900
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.208.061	0	0	0	0	0	1.208.061
401	04	26	00	Bono compensatorio de alimentación al personal contratado	48.478.500	0	0	0	0	0	48.478.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	94.500	0	0	0	0	0	94.500
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	472.722	0	0	0	0	0	472.722
401	04	96	00	Otros complementos a empleados	15.115.517	0	0	0	0	0	15.115.517
401	04	97	00	Otros complementos a obreros	749.520	0	0	0	0	0	749.520
401	04	98	00	Otros complementos al personal contratado	4.268.499	0	0	0	0	0	4.268.499
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	26.596.878	0	0	0	0	0	26.596.878
401	05	01	00	Aguinaldos a empleados	201.534	0	0	0	0	0	201.534
401	05	03	00	Bono vacacional a empleados	9.896.950	0	0	0	0	0	9.896.950
401	05	04	00	Aguinaldos a obreros	3.813	0	0	0	0	0	3.813
401	05	06	00	Bono vacacional a obreros	413.865	0	0	0	0	0	413.865
401	05	07	00	Aguinaldos al personal contratado	8.049.397	0	0	0	0	0	8.049.397
401	05	08	00	Bono vacacional al personal contratado	7.915.196	0	0	0	0	0	7.915.196
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	934	0	0	0	0	0	934
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.244	0	0	0	0	0	14.244
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	374	0	0	0	0	0	374
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	100.571	0	0	0	0	0	100.571
401	06	00	00	Aportes patronales y legales	19.910.012	0	0	0	0	0	19.910.012
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.426.381	0	0	0	0	0	2.426.381
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.202.717	0	0	0	0	0	3.202.717

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	929.642	0	0	0	0	0	929.642
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.650.876	0	0	0	0	0	2.650.876
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	88.643	0	0	0	0	0	88.643
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	54.623	0	0	0	0	0	54.623
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	28.896	0	0	0	0	0	28.896
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	109.248	0	0	0	0	0	109.248
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.458.214	0	0	0	0	0	4.458.214
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	3.807.687	0	0	0	0	0	3.807.687
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	869	0	0	0	0	0	869
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	1.923	0	0	0	0	0	1.923
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.846	0	0	0	0	0	3.846
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	551	0	0	0	0	0	551
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	8.690	0	0	0	0	0	8.690
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	13.577	0	0	0	0	0	13.577
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	27.154	0	0	0	0	0	27.154
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	5.513	0	0	0	0	0	5.513
401	06	95	00	Otros aportes legales por personal contratado	2.085.663	0	0	0	0	0	2.085.663
401	06	97	00	Otros aportes legales por obreros	5.299	0	0	0	0	0	5.299
401	07	00	00	Asistencia socio-económica	142.920.389	0	0	0	0	0	142.920.389
401	07	02	00	Becas a empleados	3.569.850	0	0	0	0	0	3.569.850
401	07	03	00	Ayudas por matrimonio a empleados	435.765	0	0	0	0	0	435.765
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.307.295	0	0	0	0	0	1.307.295
401	07	05	00	Ayudas por defunción a empleados	277.305	0	0	0	0	0	277.305
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	7.130.700	0	0	0	0	0	7.130.700
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	32.027.156	0	0	0	0	0	32.027.156
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	48.000.000	0	0	0	0	0	48.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	7.933.000	0	0	0	0	0	7.933.000
401	07	10	00	Dotación de uniformes a empleados	27.765.500	0	0	0	0	0	27.765.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	856.764	0	0	0	0	0	856.764
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	7.939	0	0	0	0	0	7.939
401	07	18	00	Becas a obreros	45.900	0	0	0	0	0	45.900
401	07	19	00	Ayudas por matrimonio de obreros	5.610	0	0	0	0	0	5.610
401	07	20	00	Ayudas por nacimiento de hijos de obreros	16.830	0	0	0	0	0	16.830
401	07	21	00	Ayudas por defunción a obreros	3.570	0	0	0	0	0	3.570
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	91.800	0	0	0	0	0	91.800
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	546.238	0	0	0	0	0	546.238
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	765.000	0	0	0	0	0	765.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	102.000	0	0	0	0	0	102.000
401	07	26	00	Dotación de uniformes a obreros	357.000	0	0	0	0	0	357.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	11.016	0	0	0	0	0	11.016
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	102	0	0	0	0	0	102
401	07	33	00	Asistencia socio-económica al personal contratado	11.415.000	0	0	0	0	0	11.415.000
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	7.500	0	0	0	0	0	7.500
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	19.229	0	0	0	0	0	19.229
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	550	0	0	0	0	0	550
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	1.650	0	0	0	0	0	1.650
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	350	0	0	0	0	0	350
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	9.000	0	0	0	0	0	9.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	135.770	0	0	0	0	0	135.770
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	75.000	0	0	0	0	0	75.000
401	08	00	00	Prestaciones sociales e indemnizaciones	54.990.103	0	0	0	0	0	54.990.103
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	39.568.984	0	0	0	0	0	39.568.984
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	910.397	0	0	0	0	0	910.397
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	14.252.390	0	0	0	0	0	14.252.390
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	32.048	0	0	0	0	0	32.048
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	226.284	0	0	0	0	0	226.284
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**353.173.640**	**0**	**0**	**0**	**0**	**0**	**353.173.640**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	265.638.951	0	0	0	0	0	265.638.951
402	01	01	00	Alimentos y bebidas para personas	265.307.951	0	0	0	0	0	265.307.951
402	01	02	00	Alimentos para animales	100.000	0	0	0	0	0	100.000
402	01	03	00	Productos agrícolas y pecuarios	231.000	0	0	0	0	0	231.000
402	03	00	00	Textiles y vestuarios	7.319.807	0	0	0	0	0	7.319.807
402	03	01	00	Textiles	1.239.101	0	0	0	0	0	1.239.101
402	03	02	00	Prendas de vestir	4.267.280	0	0	0	0	0	4.267.280
402	03	03	00	Calzados	1.813.426	0	0	0	0	0	1.813.426
402	04	00	00	Productos de cuero y caucho	4.214.830	0	0	0	0	0	4.214.830
402	04	03	00	Cauchos y tripas para vehículos	4.214.830	0	0	0	0	0	4.214.830
402	05	00	00	Productos de papel, cartón e impresos	9.517.446	0	0	0	0	0	9.517.446
402	05	01	00	Pulpa de madera, papel y cartón	2.076.046	0	0	0	0	0	2.076.046
402	05	02	00	Envases y cajas de papel y cartón	360.670	0	0	0	0	0	360.670
402	05	03	00	Productos de papel y cartón para oficina	6.102.568	0	0	0	0	0	6.102.568
402	05	04	00	Libros, revistas y periódicos	479.513	0	0	0	0	0	479.513
402	05	05	00	Material de enseñanza	306.000	0	0	0	0	0	306.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	187.000	0	0	0	0	0	187.000
402	05	99	00	Otros productos de pulpa, papel y cartón	5.649	0	0	0	0	0	5.649
402	06	00	00	Productos químicos y derivados	24.386.813	0	0	0	0	0	24.386.813
402	06	03	00	Tintas, pinturas y colorantes	1.031.100	0	0	0	0	0	1.031.100
402	06	04	00	Productos farmacéuticos y medicamentos	13.019.924	0	0	0	0	0	13.019.924
402	06	05	00	Productos de tocador	3.560.000	0	0	0	0	0	3.560.000
402	06	06	00	Combustibles y lubricantes	2.027.200	0	0	0	0	0	2.027.200
402	06	08	00	Productos plásticos	4.748.589	0	0	0	0	0	4.748.589
402	07	00	00	Productos minerales no metálicos	237.020	0	0	0	0	0	237.020
402	07	02	00	Vidrios y productos de vidrio	177.020	0	0	0	0	0	177.020
402	07	04	00	Cemento, cal y yeso	60.000	0	0	0	0	0	60.000
402	08	00	00	Productos metálicos	12.174.020	0	0	0	0	0	12.174.020
402	08	01	00	Productos primarios de hierro y acero	556.166	0	0	0	0	0	556.166
402	08	02	00	Productos de metales no ferrosos	100.000	0	0	0	0	0	100.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.178.354	0	0	0	0	0	3.178.354

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	05	00	Materiales de orden público, seguridad y defensa	6.667.500	0	0	0	0	0	6.667.500
402	08	08	00	Material de educación	72.200	0	0	0	0	0	72.200
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.559.800	0	0	0	0	0	1.559.800
402	08	99	00	Otros productos metálicos	40.000	0	0	0	0	0	40.000
402	09	00	00	Productos de madera	84.000	0	0	0	0	0	84.000
402	09	01	00	Productos primarios de madera	54.000	0	0	0	0	0	54.000
402	09	99	00	Otros productos de madera	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	28.835.978	0	0	0	0	0	28.835.978
402	10	01	00	Artículos de deporte, recreación y juguetes	2.787.200	0	0	0	0	0	2.787.200
402	10	02	00	Materiales y útiles de limpieza y aseo	6.786.640	0	0	0	0	0	6.786.640
402	10	03	00	Utensilios de cocina y comedor	862.930	0	0	0	0	0	862.930
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.015.266	0	0	0	0	0	1.015.266
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	9.336.841	0	0	0	0	0	9.336.841
402	10	06	00	Condecoraciones, ofrendas y similares	43.700	0	0	0	0	0	43.700
402	10	07	00	Productos de seguridad en el trabajo	300.961	0	0	0	0	0	300.961
402	10	08	00	Materiales para equipos de computación	6.009.254	0	0	0	0	0	6.009.254
402	10	11	00	Materiales eléctricos	1.556.996	0	0	0	0	0	1.556.996
402	10	12	00	Materiales para instalaciones sanitarias	61.050	0	0	0	0	0	61.050
402	10	13	00	Materiales fotográficos	62.000	0	0	0	0	0	62.000
402	10	99	00	Otros productos y útiles diversos	13.140	0	0	0	0	0	13.140
402	99	00	00	Otros materiales y suministros	764.775	0	0	0	0	0	764.775
402	99	01	00	Otros materiales y suministros	764.775	0	0	0	0	0	764.775
403	**00**	**00**	**00**	**Servicios no personales**	**192.191.709**	**0**	**0**	**0**	**0**	**0**	**192.191.709**
403	01	00	00	Alquileres de inmuebles	4.111.707	0	0	0	0	0	4.111.707
403	01	01	00	Alquileres de edificios y locales	3.766.707	0	0	0	0	0	3.766.707
403	01	02	00	Alquileres de instalaciones culturales y recreativas	345.000	0	0	0	0	0	345.000
403	02	00	00	Alquileres de maquinaria y equipos	2.000.000	0	0	0	0	0	2.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	0	2.000.000
403	04	00	00	Servicios básicos	29.888.560	0	0	0	0	0	29.888.560
403	04	01	00	Electricidad	10.003.456	0	0	0	0	0	10.003.456
403	04	03	00	Agua	7.994.854	0	0	0	0	0	7.994.854

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	04	00	Teléfonos	10.115.150	0	0	0	0	0	10.115.150
403	04	05	00	Servicio de comunicaciones	1.025.100	0	0	0	0	0	1.025.100
403	04	06	00	Servicio de aseo urbano y domiciliario	500.000	0	0	0	0	0	500.000
403	04	07	00	Servicio de condominio	250.000	0	0	0	0	0	250.000
403	06	00	00	Servicios de transporte y almacenaje	341.951	0	0	0	0	0	341.951
403	06	01	00	Fletes y embalajes	203.648	0	0	0	0	0	203.648
403	06	03	00	Estacionamiento	10.847	0	0	0	0	0	10.847
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	127.456	0	0	0	0	0	127.456
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.651.094	0	0	0	0	0	4.651.094
403	07	01	00	Publicidad y propaganda	1.794.300	0	0	0	0	0	1.794.300
403	07	02	00	Imprenta y reproducción	2.120.794	0	0	0	0	0	2.120.794
403	07	03	00	Relaciones sociales	249.000	0	0	0	0	0	249.000
403	07	04	00	Avisos	487.000	0	0	0	0	0	487.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	16.555.000	0	0	0	0	0	16.555.000
403	08	01	00	Primas y gastos de seguros	16.555.000	0	0	0	0	0	16.555.000
403	09	00	00	Viáticos y pasajes	14.079.185	0	0	0	0	0	14.079.185
403	09	01	00	Viáticos y pasajes dentro del país	12.879.185	0	0	0	0	0	12.879.185
403	09	02	00	Viáticos y pasajes fuera del país	1.200.000	0	0	0	0	0	1.200.000
403	10	00	00	Servicios profesionales y técnicos	27.408.900	0	0	0	0	0	27.408.900
403	10	03	00	Servicios de procesamiento de datos	25.000	0	0	0	0	0	25.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	624.000	0	0	0	0	0	624.000
403	10	07	00	Servicios de capacitación y adiestramiento	780.400	0	0	0	0	0	780.400
403	10	11	00	Servicios para la elaboración y suministro de comida	22.979.000	0	0	0	0	0	22.979.000
403	10	99	00	Otros servicios profesionales y técnicos	3.000.500	0	0	0	0	0	3.000.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.188.030	0	0	0	0	0	3.188.030
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.898.930	0	0	0	0	0	1.898.930
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	789.100	0	0	0	0	0	789.100
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	500.000	0	0	0	0	0	500.000
403	12	00	00	Conservación y reparaciones menores de obras	1.500.000	0	0	0	0	0	1.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.500.000	0	0	0	0	0	1.500.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.311.000	0	0	0	0	0	10.311.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.311.000	0	0	0	0	0	10.311.000
403	18	00	00	Impuestos indirectos	50.975.809	0	0	0	0	0	50.975.809
403	18	01	00	Impuesto al valor agregado	50.975.809	0	0	0	0	0	50.975.809
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.028.512	0	0	0	0	0	2.028.512
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.028.512	0	0	0	0	0	2.028.512
403	99	00	00	Otros servicios no personales	25.151.961	0	0	0	0	0	25.151.961
403	99	01	00	Otros servicios no personales	25.151.961	0	0	0	0	0	25.151.961
404	**00**	**00**	**00**	**Activos reales**	**68.825.396**	**0**	**0**	**0**	**0**	**0**	**68.825.396**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	24.078.516	0	0	0	0	0	24.078.516
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	22.102.000	0	0	0	0	0	22.102.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	767.000	0	0	0	0	0	767.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	209.016	0	0	0	0	0	209.016
404	03	05	00	Maquinaria y equipos industriales y de taller	690.500	0	0	0	0	0	690.500
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	310.000	0	0	0	0	0	310.000
404	04	00	00	Equipos de transporte, tracción y elevación	14.500.000	0	0	0	0	0	14.500.000
404	04	01	00	Vehículos automotores terrestres	10.500.000	0	0	0	0	0	10.500.000
404	04	06	00	Equipos auxiliares de transporte	4.000.000	0	0	0	0	0	4.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.503.725	0	0	0	0	0	3.503.725
404	05	01	00	Equipos de telecomunicaciones	2.383.325	0	0	0	0	0	2.383.325
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	1.120.400	0	0	0	0	0	1.120.400
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.048.954	0	0	0	0	0	1.048.954
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.048.954	0	0	0	0	0	1.048.954
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	987.865	0	0	0	0	0	987.865
404	07	01	00	Equipos científicos y de laboratorio	249.100	0	0	0	0	0	249.100
404	07	02	00	Equipos de enseñanza, deporte y recreación	136.265	0	0	0	0	0	136.265
404	07	06	00	Instrumentos musicales y equipos de audio	602.500	0	0	0	0	0	602.500
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	10.751.000	0	0	0	0	0	10.751.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	9.159.000	0	0	0	0	0	9.159.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	1.592.000	0	0	0	0	0	1.592.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	12.936.156	0	0	0	0	0	12.936.156
404	09	01	00	Mobiliario y equipos de oficina	4.854.776	0	0	0	0	0	4.854.776

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	2.096.830	0	0	0	0	0	2.096.830
404	09	03	00	Mobiliario y equipos de alojamiento	5.984.550	0	0	0	0	0	5.984.550
404	11	00	00	Inmuebles, maquinaria y equipos usados	1.000.000	0	0	0	0	0	1.000.000
404	11	05	00	Adquisición de maquinaria y equipos usados	1.000.000	0	0	0	0	0	1.000.000
404	11	05	06	Equipos para seguridad pública	1.000.000	0	0	0	0	0	1.000.000
404	12	00	00	Activos intangibles	19.180	0	0	0	0	0	19.180
404	12	04	00	Paquetes y programas de computación	19.180	0	0	0	0	0	19.180
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**20.000.000**	**0**	**0**	**0**	**0**	**0**	**20.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	20.000.000	0	0	0	0	0	20.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	20.000.000	0	0	0	0	0	20.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**323.998.848**	**0**	**0**	**0**	**0**	**0**	**323.998.848**
407	01	00	00	Transferencias y donaciones corrientes internas	143.052.843	0	0	0	0	0	143.052.843
407	01	01	00	Transferencias corrientes internas al sector privado	23.498.848	0	0	0	0	0	23.498.848
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	11.073.637	0	0	0	0	0	11.073.637
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	4.209.391	0	0	0	0	0	4.209.391
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	3.733.476	0	0	0	0	0	3.733.476
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	3.777.316	0	0	0	0	0	3.777.316
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	705.028	0	0	0	0	0	705.028
407	01	02	00	Donaciones corrientes internas al sector privado	500.000	0	0	0	0	0	500.000
407	01	02	01	Donaciones corrientes a personas	500.000	0	0	0	0	0	500.000
407	01	03	00	Transferencias corrientes internas al sector público	119.053.995	0	0	0	0	0	119.053.995
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	119.053.995	0	0	0	0	0	119.053.995
407	03	00	00	Transferencias y donaciones de capital internas	180.946.005	0	0	0	0	0	180.946.005
407	03	03	00	Transferencias de capital internas al sector público	180.946.005	0	0	0	0	0	180.946.005
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	180.946.005	0	0	0	0	0	180.946.005
				Totales	**1.646.902.023**	**0**	**0**	**0**	**0**	**0**	**1.646.902.023**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119272 650022000 ATENCIÓN INTEGRAL AL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD.

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 4.000 **MASCULINO:** 6.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**107.770.857**	**0**	**0**	**0**	**0**	**0**	**107.770.857**
401	01	00	00	Sueldos, salarios y otras retribuciones	33.750.522	0	0	0	0	0	33.750.522
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	775.252	0	0	0	0	0	775.252
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	281.114	0	0	0	0	0	281.114
401	01	18	00	Remuneraciones al personal contratado	31.944.690	0	0	0	0	0	31.944.690
401	01	99	00	Otras retribuciones	749.466	0	0	0	0	0	749.466
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	6.017.702	0	0	0	0	0	6.017.702
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.970.895	0	0	0	0	0	5.970.895
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	46.807	0	0	0	0	0	46.807
401	03	00	00	Primas	11.956.955	0	0	0	0	0	11.956.955
401	03	02	00	Primas de transporte a empleados	9.900	0	0	0	0	0	9.900
401	03	03	00	Primas por hogar a empleados	17.820	0	0	0	0	0	17.820
401	03	04	00	Primas por hijos a empleados	6.600	0	0	0	0	0	6.600
401	03	08	00	Primas de profesionalización a empleados	93.030	0	0	0	0	0	93.030
401	03	09	00	Primas por antigüedad a empleados	69.155	0	0	0	0	0	69.155
401	03	17	00	Primas de transporte a obreros	4.500	0	0	0	0	0	4.500
401	03	18	00	Primas por hogar a obreros	8.100	0	0	0	0	0	8.100
401	03	19	00	Primas por hijos de obreros	3.000	0	0	0	0	0	3.000
401	03	21	00	Primas por antigüedad a obreros	28.111	0	0	0	0	0	28.111
401	03	22	00	Primas de profesionalización a obreros	33.734	0	0	0	0	0	33.734
401	03	31	00	Primas por riesgo al personal militar y de seguridad	3.155.660	0	0	0	0	0	3.155.660
401	03	37	00	Primas de transporte al personal contratado	434.400	0	0	0	0	0	434.400
401	03	38	00	Primas por hogar al personal contratado	781.920	0	0	0	0	0	781.920
401	03	39	00	Primas por hijos al personal contratado	289.600	0	0	0	0	0	289.600
401	03	40	00	Primas de profesionalización al personal contratado	3.831.151	0	0	0	0	0	3.831.151
401	03	41	00	Primas por antigüedad al personal contratado	3.190.274	0	0	0	0	0	3.190.274
401	04	00	00	Complementos de sueldos y salarios	15.103.832	0	0	0	0	0	15.103.832
401	04	08	00	Bono compensatorio de alimentación a empleados	311.850	0	0	0	0	0	311.850

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119272 650022000 ATENCIÓN INTEGRAL AL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD.

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 4.000 **MASCULINO:** 6.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	141.750	0	0	0	0	0	141.750
401	04	26	00	Bono compensatorio de alimentación al personal contratado	13.693.050	0	0	0	0	0	13.693.050
401	04	96	00	Otros complementos a empleados	241.405	0	0	0	0	0	241.405
401	04	97	00	Otros complementos a obreros	5.225	0	0	0	0	0	5.225
401	04	98	00	Otros complementos al personal contratado	710.552	0	0	0	0	0	710.552
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.490.164	0	0	0	0	0	4.490.164
401	05	01	00	Aguinaldos a empleados	1.308	0	0	0	0	0	1.308
401	05	03	00	Bono vacacional a empleados	119.270	0	0	0	0	0	119.270
401	05	04	00	Aguinaldos a obreros	561	0	0	0	0	0	561
401	05	06	00	Bono vacacional a obreros	36.965	0	0	0	0	0	36.965
401	05	07	00	Aguinaldos al personal contratado	54.159	0	0	0	0	0	54.159
401	05	08	00	Bono vacacional al personal contratado	4.277.901	0	0	0	0	0	4.277.901
401	06	00	00	Aportes patronales y legales	3.298.830	0	0	0	0	0	3.298.830
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	28.679	0	0	0	0	0	28.679
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	468.322	0	0	0	0	0	468.322
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	13.567	0	0	0	0	0	13.567
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	26.712	0	0	0	0	0	26.712
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	13.036	0	0	0	0	0	13.036
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.742	0	0	0	0	0	3.742
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	4.919	0	0	0	0	0	4.919
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	7.485	0	0	0	0	0	7.485
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.259.250	0	0	0	0	0	1.259.250
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	914.086	0	0	0	0	0	914.086
401	06	95	00	Otros aportes legales por personal contratado	559.032	0	0	0	0	0	559.032
401	07	00	00	Asistencia socio-económica	25.250.498	0	0	0	0	0	25.250.498
401	07	02	00	Becas a empleados	666.900	0	0	0	0	0	666.900
401	07	03	00	Ayudas por matrimonio a empleados	81.510	0	0	0	0	0	81.510
401	07	04	00	Ayudas por nacimiento de hijos a empleados	244.530	0	0	0	0	0	244.530

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119272 650022000 ATENCIÓN INTEGRAL AL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD.

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 4.000 **MASCULINO:** 6.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	05	00	Ayudas por defunción a empleados	51.870	0	0	0	0	0	51.870
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.333.800	0	0	0	0	0	1.333.800
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.683.217	0	0	0	0	0	4.683.217
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	247.500	0	0	0	0	0	247.500
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.482.000	0	0	0	0	0	1.482.000
401	07	10	00	Dotación de uniformes a empleados	5.187.000	0	0	0	0	0	5.187.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	160.056	0	0	0	0	0	160.056
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.482	0	0	0	0	0	1.482
401	07	18	00	Becas a obreros	6.750	0	0	0	0	0	6.750
401	07	19	00	Ayudas por matrimonio de obreros	825	0	0	0	0	0	825
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.475	0	0	0	0	0	2.475
401	07	21	00	Ayudas por defunción a obreros	525	0	0	0	0	0	525
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	13.500	0	0	0	0	0	13.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	37.423	0	0	0	0	0	37.423
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	112.500	0	0	0	0	0	112.500
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	15.000	0	0	0	0	0	15.000
401	07	26	00	Dotación de uniformes a obreros	52.500	0	0	0	0	0	52.500
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.620	0	0	0	0	0	1.620
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	15	0	0	0	0	0	15
401	07	33	00	Asistencia socio-económica al personal contratado	10.867.500	0	0	0	0	0	10.867.500
401	08	00	00	Prestaciones sociales e indemnizaciones	7.902.354	0	0	0	0	0	7.902.354
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	222.598	0	0	0	0	0	222.598
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	62.372	0	0	0	0	0	62.372
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.617.384	0	0	0	0	0	7.617.384
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**31.418.810**	**0**	**0**	**0**	**0**	**0**	**31.418.810**
402	01	00	00	Productos alimenticios y agropecuarios	14.024.758	0	0	0	0	0	14.024.758
402	01	01	00	Alimentos y bebidas para personas	13.693.758	0	0	0	0	0	13.693.758
402	01	02	00	Alimentos para animales	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119272 650022000 ATENCIÓN INTEGRAL AL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD.

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 4.000 **MASCULINO:** 6.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	03	00	Productos agrícolas y pecuarios	231.000	0	0	0	0	0	231.000
402	03	00	00	Textiles y vestuarios	1.694.900	0	0	0	0	0	1.694.900
402	03	01	00	Textiles	360.500	0	0	0	0	0	360.500
402	03	02	00	Prendas de vestir	974.400	0	0	0	0	0	974.400
402	03	03	00	Calzados	360.000	0	0	0	0	0	360.000
402	04	00	00	Productos de cuero y caucho	900.000	0	0	0	0	0	900.000
402	04	03	00	Cauchos y tripas para vehículos	900.000	0	0	0	0	0	900.000
402	05	00	00	Productos de papel, cartón e impresos	1.144.550	0	0	0	0	0	1.144.550
402	05	01	00	Pulpa de madera, papel y cartón	141.060	0	0	0	0	0	141.060
402	05	03	00	Productos de papel y cartón para oficina	911.815	0	0	0	0	0	911.815
402	05	04	00	Libros, revistas y periódicos	35.000	0	0	0	0	0	35.000
402	05	05	00	Material de enseñanza	56.000	0	0	0	0	0	56.000
402	05	99	00	Otros productos de pulpa, papel y cartón	675	0	0	0	0	0	675
402	06	00	00	Productos químicos y derivados	5.955.487	0	0	0	0	0	5.955.487
402	06	03	00	Tintas, pinturas y colorantes	540.000	0	0	0	0	0	540.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.343.087	0	0	0	0	0	2.343.087
402	06	05	00	Productos de tocador	980.400	0	0	0	0	0	980.400
402	06	06	00	Combustibles y lubricantes	92.000	0	0	0	0	0	92.000
402	06	08	00	Productos plásticos	2.000.000	0	0	0	0	0	2.000.000
402	07	00	00	Productos minerales no metálicos	60.000	0	0	0	0	0	60.000
402	07	04	00	Cemento, cal y yeso	60.000	0	0	0	0	0	60.000
402	08	00	00	Productos metálicos	1.178.700	0	0	0	0	0	1.178.700
402	08	02	00	Productos de metales no ferrosos	100.000	0	0	0	0	0	100.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	431.200	0	0	0	0	0	431.200
402	08	09	00	Repuestos y accesorios para equipos de transporte	647.500	0	0	0	0	0	647.500
402	09	00	00	Productos de madera	84.000	0	0	0	0	0	84.000
402	09	01	00	Productos primarios de madera	54.000	0	0	0	0	0	54.000
402	09	99	00	Otros productos de madera	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	6.376.415	0	0	0	0	0	6.376.415

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119272 650022000 ATENCIÓN INTEGRAL AL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD.

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 4.000 **MASCULINO:** 6.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	2.760.500	0	0	0	0	0	2.760.500
402	10	03	00	Utensilios de cocina y comedor	3.860	0	0	0	0	0	3.860
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.891.945	0	0	0	0	0	2.891.945
402	10	07	00	Productos de seguridad en el trabajo	188.500	0	0	0	0	0	188.500
402	10	08	00	Materiales para equipos de computación	499.610	0	0	0	0	0	499.610
402	10	12	00	Materiales para instalaciones sanitarias	32.000	0	0	0	0	0	32.000
403	**00**	**00**	**00**	**Servicios no personales**	**13.217.394**	**0**	**0**	**0**	**0**	**0**	**13.217.394**
403	01	00	00	Alquileres de inmuebles	45.000	0	0	0	0	0	45.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	45.000	0	0	0	0	0	45.000
403	06	00	00	Servicios de transporte y almacenaje	32.852	0	0	0	0	0	32.852
403	06	01	00	Fletes y embalajes	19.124	0	0	0	0	0	19.124
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	13.728	0	0	0	0	0	13.728
403	07	00	00	Servicios de información, impresión y relaciones públicas	27.800	0	0	0	0	0	27.800
403	07	02	00	Imprenta y reproducción	27.800	0	0	0	0	0	27.800
403	09	00	00	Viáticos y pasajes	1.525.665	0	0	0	0	0	1.525.665
403	09	01	00	Viáticos y pasajes dentro del país	1.525.665	0	0	0	0	0	1.525.665
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.497.000	0	0	0	0	0	1.497.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.497.000	0	0	0	0	0	1.497.000
403	18	00	00	Impuestos indirectos	5.414.252	0	0	0	0	0	5.414.252
403	18	01	00	Impuesto al valor agregado	5.414.252	0	0	0	0	0	5.414.252
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	304.153	0	0	0	0	0	304.153
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	304.153	0	0	0	0	0	304.153
403	99	00	00	Otros servicios no personales	4.370.672	0	0	0	0	0	4.370.672
403	99	01	00	Otros servicios no personales	4.370.672	0	0	0	0	0	4.370.672
404	**00**	**00**	**00**	**Activos reales**	**2.276.240**	**0**	**0**	**0**	**0**	**0**	**2.276.240**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.587.500	0	0	0	0	0	1.587.500
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	100.000	0	0	0	0	0	100.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	442.000	0	0	0	0	0	442.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	45.000	0	0	0	0	0	45.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119272 650022000 ATENCIÓN INTEGRAL AL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD.

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 4.000 **MASCULINO:** 6.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	05	00	Maquinaria y equipos industriales y de taller	690.500	0	0	0	0	0	690.500
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	310.000	0	0	0	0	0	310.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	21.200	0	0	0	0	0	21.200
404	05	01	00	Equipos de telecomunicaciones	8.000	0	0	0	0	0	8.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	13.200	0	0	0	0	0	13.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	667.540	0	0	0	0	0	667.540
404	09	01	00	Mobiliario y equipos de oficina	43.100	0	0	0	0	0	43.100
404	09	02	00	Equipos de computación	75.940	0	0	0	0	0	75.940
404	09	03	00	Mobiliario y equipos de alojamiento	548.500	0	0	0	0	0	548.500
				Totales	**154.683.301**	**0**	**0**	**0**	**0**	**0**	**154.683.301**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119272 650022000 ATENCIÓN INTEGRAL AL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD.

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 4.000 **MASCULINO:** 6.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119272 650022000 ATENCIÓN INTEGRAL AL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD.

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 4.000 **MASCULINO:** 6.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650022001 SEGUIMIENTO Y CONTROL DE LAS ENTIDADES DE ATENCIÓN EN LAS SEIS REGIONES DEL PAÍS

UNIDAD DE MEDIDA: CONTROL **META:** 31

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**107.770.857**	**0**	**0**	**0**	**0**	**0**	**107.770.857**
401	01	00	00	Sueldos, salarios y otras retribuciones	33.750.522	0	0	0	0	0	33.750.522
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	775.252	0	0	0	0	0	775.252
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	281.114	0	0	0	0	0	281.114
401	01	18	00	Remuneraciones al personal contratado	31.944.690	0	0	0	0	0	31.944.690
401	01	99	00	Otras retribuciones	749.466	0	0	0	0	0	749.466
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	6.017.702	0	0	0	0	0	6.017.702
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.970.895	0	0	0	0	0	5.970.895
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	46.807	0	0	0	0	0	46.807
401	03	00	00	Primas	11.956.955	0	0	0	0	0	11.956.955
401	03	02	00	Primas de transporte a empleados	9.900	0	0	0	0	0	9.900
401	03	03	00	Primas por hogar a empleados	17.820	0	0	0	0	0	17.820
401	03	04	00	Primas por hijos a empleados	6.600	0	0	0	0	0	6.600
401	03	08	00	Primas de profesionalización a empleados	93.030	0	0	0	0	0	93.030
401	03	09	00	Primas por antigüedad a empleados	69.155	0	0	0	0	0	69.155
401	03	17	00	Primas de transporte a obreros	4.500	0	0	0	0	0	4.500
401	03	18	00	Primas por hogar a obreros	8.100	0	0	0	0	0	8.100
401	03	19	00	Primas por hijos de obreros	3.000	0	0	0	0	0	3.000
401	03	21	00	Primas por antigüedad a obreros	28.111	0	0	0	0	0	28.111
401	03	22	00	Primas de profesionalización a obreros	33.734	0	0	0	0	0	33.734
401	03	31	00	Primas por riesgo al personal militar y de seguridad	3.155.660	0	0	0	0	0	3.155.660
401	03	37	00	Primas de transporte al personal contratado	434.400	0	0	0	0	0	434.400
401	03	38	00	Primas por hogar al personal contratado	781.920	0	0	0	0	0	781.920
401	03	39	00	Primas por hijos al personal contratado	289.600	0	0	0	0	0	289.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119272 650022000 ATENCIÓN INTEGRAL AL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD.

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 4.000 **MASCULINO:** 6.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650022001 SEGUIMIENTO Y CONTROL DE LAS ENTIDADES DE ATENCIÓN EN LAS SEIS REGIONES DEL PAÍS

UNIDAD DE MEDIDA: CONTROL **META:** 31

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	40	00	Primas de profesionalización al personal contratado	3.831.151	0	0	0	0	0	3.831.151
401	03	41	00	Primas por antigüedad al personal contratado	3.190.274	0	0	0	0	0	3.190.274
401	04	00	00	Complementos de sueldos y salarios	15.103.832	0	0	0	0	0	15.103.832
401	04	08	00	Bono compensatorio de alimentación a empleados	311.850	0	0	0	0	0	311.850
401	04	18	00	Bono compensatorio de alimentación a obreros	141.750	0	0	0	0	0	141.750
401	04	26	00	Bono compensatorio de alimentación al personal contratado	13.693.050	0	0	0	0	0	13.693.050
401	04	96	00	Otros complementos a empleados	241.405	0	0	0	0	0	241.405
401	04	97	00	Otros complementos a obreros	5.225	0	0	0	0	0	5.225
401	04	98	00	Otros complementos al personal contratado	710.552	0	0	0	0	0	710.552
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.490.164	0	0	0	0	0	4.490.164
401	05	01	00	Aguinaldos a empleados	1.308	0	0	0	0	0	1.308
401	05	03	00	Bono vacacional a empleados	119.270	0	0	0	0	0	119.270
401	05	04	00	Aguinaldos a obreros	561	0	0	0	0	0	561
401	05	06	00	Bono vacacional a obreros	36.965	0	0	0	0	0	36.965
401	05	07	00	Aguinaldos al personal contratado	54.159	0	0	0	0	0	54.159
401	05	08	00	Bono vacacional al personal contratado	4.277.901	0	0	0	0	0	4.277.901
401	06	00	00	Aportes patronales y legales	3.298.830	0	0	0	0	0	3.298.830
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	28.679	0	0	0	0	0	28.679
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	468.322	0	0	0	0	0	468.322
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	13.567	0	0	0	0	0	13.567
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	26.712	0	0	0	0	0	26.712
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	13.036	0	0	0	0	0	13.036
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.742	0	0	0	0	0	3.742
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	4.919	0	0	0	0	0	4.919

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119272 650022000 ATENCIÓN INTEGRAL AL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD.

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 4.000 **MASCULINO:** 6.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650022001 SEGUIMIENTO Y CONTROL DE LAS ENTIDADES DE ATENCIÓN EN LAS SEIS REGIONES DEL PAÍS

UNIDAD DE MEDIDA: CONTROL **META:** 31

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	7.485	0	0	0	0	0	7.485
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.259.250	0	0	0	0	0	1.259.250
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	914.086	0	0	0	0	0	914.086
401	06	95	00	Otros aportes legales por personal contratado	559.032	0	0	0	0	0	559.032
401	07	00	00	Asistencia socio-económica	25.250.498	0	0	0	0	0	25.250.498
401	07	02	00	Becas a empleados	666.900	0	0	0	0	0	666.900
401	07	03	00	Ayudas por matrimonio a empleados	81.510	0	0	0	0	0	81.510
401	07	04	00	Ayudas por nacimiento de hijos a empleados	244.530	0	0	0	0	0	244.530
401	07	05	00	Ayudas por defunción a empleados	51.870	0	0	0	0	0	51.870
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.333.800	0	0	0	0	0	1.333.800
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.683.217	0	0	0	0	0	4.683.217
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	247.500	0	0	0	0	0	247.500
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.482.000	0	0	0	0	0	1.482.000
401	07	10	00	Dotación de uniformes a empleados	5.187.000	0	0	0	0	0	5.187.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	160.056	0	0	0	0	0	160.056
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.482	0	0	0	0	0	1.482
401	07	18	00	Becas a obreros	6.750	0	0	0	0	0	6.750
401	07	19	00	Ayudas por matrimonio de obreros	825	0	0	0	0	0	825
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.475	0	0	0	0	0	2.475
401	07	21	00	Ayudas por defunción a obreros	525	0	0	0	0	0	525
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	13.500	0	0	0	0	0	13.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	37.423	0	0	0	0	0	37.423
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos	112.500	0	0	0	0	0	112.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119272 650022000 ATENCIÓN INTEGRAL AL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD.

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 4.000 **MASCULINO:** 6.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650022001 SEGUIMIENTO Y CONTROL DE LAS ENTIDADES DE ATENCIÓN EN LAS SEIS REGIONES DEL PAÍS

UNIDAD DE MEDIDA: CONTROL **META:** 31

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				funerarios por obreros							
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	15.000	0	0	0	0	0	15.000
401	07	26	00	Dotación de uniformes a obreros	52.500	0	0	0	0	0	52.500
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.620	0	0	0	0	0	1.620
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	15	0	0	0	0	0	15
401	07	33	00	Asistencia socio-económica al personal contratado	10.867.500	0	0	0	0	0	10.867.500
401	08	00	00	Prestaciones sociales e indemnizaciones	7.902.354	0	0	0	0	0	7.902.354
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	222.598	0	0	0	0	0	222.598
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	62.372	0	0	0	0	0	62.372
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.617.384	0	0	0	0	0	7.617.384
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.744.364**	**0**	**0**	**0**	**0**	0	**7.744.364**
402	05	00	00	Productos de papel, cartón e impresos	411.300	0	0	0	0	0	411.300
402	05	01	00	Pulpa de madera, papel y cartón	62.500	0	0	0	0	0	62.500
402	05	03	00	Productos de papel y cartón para oficina	348.800	0	0	0	0	0	348.800
402	06	00	00	Productos químicos y derivados	2.000.000	0	0	0	0	0	2.000.000
402	06	08	00	Productos plásticos	2.000.000	0	0	0	0	0	2.000.000
402	10	00	00	Productos varios y útiles diversos	5.333.064	0	0	0	0	0	5.333.064
402	10	02	00	Materiales y útiles de limpieza y aseo	2.760.500	0	0	0	0	0	2.760.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.572.564	0	0	0	0	0	2.572.564
403	**00**	**00**	**00**	**Servicios no personales**	**8.402.328**	**0**	**0**	**0**	**0**	0	**8.402.328**
403	09	00	00	Viáticos y pasajes	500.500	0	0	0	0	0	500.500
403	09	01	00	Viáticos y pasajes dentro del país	500.500	0	0	0	0	0	500.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.497.000	0	0	0	0	0	1.497.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.497.000	0	0	0	0	0	1.497.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119272 650022000 ATENCIÓN INTEGRAL AL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD.

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 4.000 **MASCULINO:** 6.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650022001 SEGUIMIENTO Y CONTROL DE LAS ENTIDADES DE ATENCIÓN EN LAS SEIS REGIONES DEL PAÍS

UNIDAD DE MEDIDA: CONTROL **META:** 31

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	1.730.003	0	0	0	0	0	1.730.003
403	18	01	00	Impuesto al valor agregado	1.730.003	0	0	0	0	0	1.730.003
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	304.153	0	0	0	0	0	304.153
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	304.153	0	0	0	0	0	304.153
403	99	00	00	Otros servicios no personales	4.370.672	0	0	0	0	0	4.370.672
403	99	01	00	Otros servicios no personales	4.370.672	0	0	0	0	0	4.370.672
				Totales	**123.917.549**	**0**	**0**	**0**	**0**	**0**	**123.917.549**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119272 650022000 ATENCIÓN INTEGRAL AL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD.

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 4.000 **MASCULINO:** 6.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650022002 DISEÑO DE PROGRAMAS SOCIO-EDUCATIVOS PARA LA TRANSFORMACIÓN SOCIAL DE LOS Y LAS ADOLESCENTES

UNIDAD DE MEDIDA: PROGRAMA **META:** 9

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**588.363**	**0**	**0**	**0**	**0**	**0**	**588.363**
402	01	00	00	Productos alimenticios y agropecuarios	5.218	0	0	0	0	0	5.218
402	01	01	00	Alimentos y bebidas para personas	5.218	0	0	0	0	0	5.218
402	03	00	00	Textiles y vestuarios	14.400	0	0	0	0	0	14.400
402	03	02	00	Prendas de vestir	14.400	0	0	0	0	0	14.400
402	05	00	00	Productos de papel, cartón e impresos	200.170	0	0	0	0	0	200.170
402	05	01	00	Pulpa de madera, papel y cartón	65.820	0	0	0	0	0	65.820
402	05	03	00	Productos de papel y cartón para oficina	44.550	0	0	0	0	0	44.550
402	05	04	00	Libros, revistas y periódicos	33.800	0	0	0	0	0	33.800
402	05	05	00	Material de enseñanza	56.000	0	0	0	0	0	56.000
402	10	00	00	Productos varios y útiles diversos	368.575	0	0	0	0	0	368.575
402	10	03	00	Utensilios de cocina y comedor	3.860	0	0	0	0	0	3.860
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	160.555	0	0	0	0	0	160.555
402	10	08	00	Materiales para equipos de computación	204.160	0	0	0	0	0	204.160
403	**00**	**00**	**00**	**Servicios no personales**	**296.120**	**0**	**0**	**0**	**0**	**0**	**296.120**
403	01	00	00	Alquileres de inmuebles	45.000	0	0	0	0	0	45.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	45.000	0	0	0	0	0	45.000
403	09	00	00	Viáticos y pasajes	200.515	0	0	0	0	0	200.515
403	09	01	00	Viáticos y pasajes dentro del país	200.515	0	0	0	0	0	200.515
403	18	00	00	Impuestos indirectos	50.605	0	0	0	0	0	50.605
403	18	01	00	Impuesto al valor agregado	50.605	0	0	0	0	0	50.605
				Totales	**884.483**	**0**	**0**	**0**	**0**	**0**	**884.483**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119272 650022000 ATENCIÓN INTEGRAL AL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD.

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 4.000 **MASCULINO:** 6.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650022003 IMPLEMENTACIÓN DE UNIDADES SOCIO-PRODUCTIVAS EN LAS ENTIDADES DE ATENCIÓN

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 31

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.828.400**	**0**	**0**	**0**	**0**	**0**	**2.828.400**
402	01	00	00	Productos alimenticios y agropecuarios	842.500	0	0	0	0	0	842.500
402	01	01	00	Alimentos y bebidas para personas	511.500	0	0	0	0	0	511.500
402	01	02	00	Alimentos para animales	100.000	0	0	0	0	0	100.000
402	01	03	00	Productos agrícolas y pecuarios	231.000	0	0	0	0	0	231.000
402	03	00	00	Textiles y vestuarios	360.500	0	0	0	0	0	360.500
402	03	01	00	Textiles	360.500	0	0	0	0	0	360.500
402	05	00	00	Productos de papel, cartón e impresos	85.000	0	0	0	0	0	85.000
402	05	03	00	Productos de papel y cartón para oficina	85.000	0	0	0	0	0	85.000
402	06	00	00	Productos químicos y derivados	540.000	0	0	0	0	0	540.000
402	06	03	00	Tintas, pinturas y colorantes	540.000	0	0	0	0	0	540.000
402	07	00	00	Productos minerales no metálicos	60.000	0	0	0	0	0	60.000
402	07	04	00	Cemento, cal y yeso	60.000	0	0	0	0	0	60.000
402	08	00	00	Productos metálicos	531.200	0	0	0	0	0	531.200
402	08	02	00	Productos de metales no ferrosos	100.000	0	0	0	0	0	100.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	431.200	0	0	0	0	0	431.200
402	09	00	00	Productos de madera	84.000	0	0	0	0	0	84.000
402	09	01	00	Productos primarios de madera	54.000	0	0	0	0	0	54.000
402	09	99	00	Otros productos de madera	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	325.200	0	0	0	0	0	325.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	46.700	0	0	0	0	0	46.700
402	10	07	00	Productos de seguridad en el trabajo	184.000	0	0	0	0	0	184.000
402	10	08	00	Materiales para equipos de computación	62.500	0	0	0	0	0	62.500
402	10	12	00	Materiales para instalaciones sanitarias	32.000	0	0	0	0	0	32.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119272 650022000 ATENCIÓN INTEGRAL AL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD.

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 4.000 **MASCULINO:** 6.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650022003 IMPLEMENTACIÓN DE UNIDADES SOCIO-PRODUCTIVAS EN LAS ENTIDADES DE ATENCIÓN

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 31

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**884.278**	**0**	**0**	**0**	**0**	**0**	**884.278**
403	09	00	00	Viáticos y pasajes	246.330	0	0	0	0	0	246.330
403	09	01	00	Viáticos y pasajes dentro del país	246.330	0	0	0	0	0	246.330
403	18	00	00	Impuestos indirectos	637.948	0	0	0	0	0	637.948
403	18	01	00	Impuesto al valor agregado	637.948	0	0	0	0	0	637.948
404	**00**	**00**	**00**	**Activos reales**	**2.241.500**	**0**	**0**	**0**	**0**	**0**	**2.241.500**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.587.500	0	0	0	0	0	1.587.500
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	100.000	0	0	0	0	0	100.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	442.000	0	0	0	0	0	442.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	45.000	0	0	0	0	0	45.000
404	03	05	00	Maquinaria y equipos industriales y de taller	690.500	0	0	0	0	0	690.500
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	310.000	0	0	0	0	0	310.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.500	0	0	0	0	0	7.500
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	7.500	0	0	0	0	0	7.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	646.500	0	0	0	0	0	646.500
404	09	01	00	Mobiliario y equipos de oficina	36.000	0	0	0	0	0	36.000
404	09	02	00	Equipos de computación	68.000	0	0	0	0	0	68.000
404	09	03	00	Mobiliario y equipos de alojamiento	542.500	0	0	0	0	0	542.500
				Totales	**5.954.178**	**0**	**0**	**0**	**0**	**0**	**5.954.178**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119272 650022000 ATENCIÓN INTEGRAL AL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD.

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 4.000 **MASCULINO:** 6.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650022004 BRINDAR ASISTENCIA JURÍDICA Y CONFORMACIÓN DE EXPEDIENTES A LOS ADOLESCENTES QUE INCURREN EN HECHOS PUNIBLES

UNIDAD DE MEDIDA: ACTA / EXPEDIENTE **META:** 800

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**433.978**	**0**	**0**	**0**	**0**	0	**433.978**
402	05	00	00	Productos de papel, cartón e impresos	370.819	0	0	0	0	0	370.819
402	05	03	00	Productos de papel y cartón para oficina	370.819	0	0	0	0	0	370.819
402	10	00	00	Productos varios y útiles diversos	63.159	0	0	0	0	0	63.159
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.809	0	0	0	0	0	12.809
402	10	08	00	Materiales para equipos de computación	50.350	0	0	0	0	0	50.350
403	**00**	**00**	**00**	**Servicios no personales**	**566.022**	**0**	**0**	**0**	**0**	0	**566.022**
403	06	00	00	Servicios de transporte y almacenaje	16.302	0	0	0	0	0	16.302
403	06	01	00	Fletes y embalajes	2.574	0	0	0	0	0	2.574
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	13.728	0	0	0	0	0	13.728
403	07	00	00	Servicios de información, impresión y relaciones públicas	27.800	0	0	0	0	0	27.800
403	07	02	00	Imprenta y reproducción	27.800	0	0	0	0	0	27.800
403	09	00	00	Viáticos y pasajes	414.770	0	0	0	0	0	414.770
403	09	01	00	Viáticos y pasajes dentro del país	414.770	0	0	0	0	0	414.770
403	18	00	00	Impuestos indirectos	107.150	0	0	0	0	0	107.150
403	18	01	00	Impuesto al valor agregado	107.150	0	0	0	0	0	107.150
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119272 650022000 ATENCIÓN INTEGRAL AL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD.

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 4.000 **MASCULINO:** 6.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650022005 DOTACIÓN Y DISTRIBUCIÓN DE INSUMOS Y MANTENIMIENTO DE VEHÍCULOS

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 10.000

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**19.460.833**	0	0	0	0	0	**19.460.833**
402	01	00	00	Productos alimenticios y agropecuarios	13.173.346	0	0	0	0	0	13.173.346
402	01	01	00	Alimentos y bebidas para personas	13.173.346	0	0	0	0	0	13.173.346
402	03	00	00	Textiles y vestuarios	1.320.000	0	0	0	0	0	1.320.000
402	03	02	00	Prendas de vestir	960.000	0	0	0	0	0	960.000
402	03	03	00	Calzados	360.000	0	0	0	0	0	360.000
402	04	00	00	Productos de cuero y caucho	900.000	0	0	0	0	0	900.000
402	04	03	00	Cauchos y tripas para vehículos	900.000	0	0	0	0	0	900.000
402	06	00	00	Productos químicos y derivados	3.415.487	0	0	0	0	0	3.415.487
402	06	04	00	Productos farmacéuticos y medicamentos	2.343.087	0	0	0	0	0	2.343.087
402	06	05	00	Productos de tocador	980.400	0	0	0	0	0	980.400
402	06	06	00	Combustibles y lubricantes	92.000	0	0	0	0	0	92.000
402	08	00	00	Productos metálicos	647.500	0	0	0	0	0	647.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	647.500	0	0	0	0	0	647.500
402	10	00	00	Productos varios y útiles diversos	4.500	0	0	0	0	0	4.500
402	10	07	00	Productos de seguridad en el trabajo	4.500	0	0	0	0	0	4.500
403	00	00	00	**Servicios no personales**	**2.989.856**	0	0	0	0	0	**2.989.856**
403	06	00	00	Servicios de transporte y almacenaje	7.200	0	0	0	0	0	7.200
403	06	01	00	Fletes y embalajes	7.200	0	0	0	0	0	7.200
403	09	00	00	Viáticos y pasajes	148.800	0	0	0	0	0	148.800
403	09	01	00	Viáticos y pasajes dentro del país	148.800	0	0	0	0	0	148.800
403	18	00	00	Impuestos indirectos	2.833.856	0	0	0	0	0	2.833.856
403	18	01	00	Impuesto al valor agregado	2.833.856	0	0	0	0	0	2.833.856
				Totales	**22.450.689**	0	0	0	0	0	**22.450.689**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119272 650022000 ATENCIÓN INTEGRAL AL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD.

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 4.000 **MASCULINO:** 6.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650022006 DISEÑAR PROGRAMAS QUE PERMITAN DESARROLLAR POLÍTICAS HUMANISTAS DE SOLIDARIDAD SOCIAL EN MATERIA DE DERECHOS HUMANOS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**362.872**	0	0	0	0	0	**362.872**
402	01	00	00	Productos alimenticios y agropecuarios	3.694	0	0	0	0	0	3.694
402	01	01	00	Alimentos y bebidas para personas	3.694	0	0	0	0	0	3.694
402	05	00	00	Productos de papel, cartón e impresos	77.261	0	0	0	0	0	77.261
402	05	01	00	Pulpa de madera, papel y cartón	12.740	0	0	0	0	0	12.740
402	05	03	00	Productos de papel y cartón para oficina	62.646	0	0	0	0	0	62.646
402	05	04	00	Libros, revistas y periódicos	1.200	0	0	0	0	0	1.200
402	05	99	00	Otros productos de pulpa, papel y cartón	675	0	0	0	0	0	675
402	10	00	00	Productos varios y útiles diversos	281.917	0	0	0	0	0	281.917
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	99.317	0	0	0	0	0	99.317
402	10	08	00	Materiales para equipos de computación	182.600	0	0	0	0	0	182.600
403	**00**	**00**	**00**	**Servicios no personales**	**78.790**	0	0	0	0	0	**78.790**
403	06	00	00	Servicios de transporte y almacenaje	9.350	0	0	0	0	0	9.350
403	06	01	00	Fletes y embalajes	9.350	0	0	0	0	0	9.350
403	09	00	00	Viáticos y pasajes	14.750	0	0	0	0	0	14.750
403	09	01	00	Viáticos y pasajes dentro del país	14.750	0	0	0	0	0	14.750
403	18	00	00	Impuestos indirectos	54.690	0	0	0	0	0	54.690
403	18	01	00	Impuesto al valor agregado	54.690	0	0	0	0	0	54.690
404	**00**	**00**	**00**	**Activos reales**	**34.740**	0	0	0	0	0	**34.740**
404	05	00	00	Equipos de comunicaciones y de señalamiento	13.700	0	0	0	0	0	13.700
404	05	01	00	Equipos de telecomunicaciones	8.000	0	0	0	0	0	8.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	5.700	0	0	0	0	0	5.700
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	21.040	0	0	0	0	0	21.040
404	09	01	00	Mobiliario y equipos de oficina	7.100	0	0	0	0	0	7.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119272 650022000 ATENCIÓN INTEGRAL AL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD.

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 4.000 **MASCULINO:** 6.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650022006 DISEÑAR PROGRAMAS QUE PERMITAN DESARROLLAR POLÍTICAS HUMANISTAS DE SOLIDARIDAD SOCIAL EN MATERIA DE DERECHOS HUMANOS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	7.940	0	0	0	0	0	7.940
404	09	03	00	Mobiliario y equipos de alojamiento	6.000	0	0	0	0	0	6.000
				Totales	**476.402**	**0**	**0**	**0**	**0**	**0**	**476.402**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119301 650023000 SISTEMA DE ESTADÍSTICAS PENITENCIARIAS DEL MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO .

OBJETIVO DEL PROYECTO: OBTENER EL MARCO DE INFORMACIÓN NECESARIO QUE PERMITA DISPONER DE CIFRAS Y DATOS OPORTUNOS, CONFIABLES SOBRE LA SITUACIÓN Y CONDICIONES DE LOS ESTABLECIMIENTOS PENITENCIARIOS Y CENTROS DE FORMACIÓN, ASÍ COMO LAS CONDICIONES DE LOS PRIVADOS DE LIBERTAD Y SUS FAMILIARES DURANTE SU ESTANCIA EN LOS PRECITADOS RECINTOS Y SU DESENVOLVIMIENTO EN LA SOCIEDAD, POSTERIOR A LA CONDENA.

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO

META: 103

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	00	00	00	Gastos de personal	522.968	0	0	0	0	0	522.968
401	01	00	00	Sueldos, salarios y otras retribuciones	134.103	0	0	0	0	0	134.103
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	94.500	0	0	0	0	0	94.500
401	01	99	00	Otras retribuciones	39.603	0	0	0	0	0	39.603
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	73.184	0	0	0	0	0	73.184
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	73.184	0	0	0	0	0	73.184
401	03	00	00	Primas	88.930	0	0	0	0	0	88.930
401	03	01	00	Primas por mérito a empleados	3.150	0	0	0	0	0	3.150
401	03	02	00	Primas de transporte a empleados	3.300	0	0	0	0	0	3.300
401	03	03	00	Primas por hogar a empleados	5.940	0	0	0	0	0	5.940
401	03	04	00	Primas por hijos a empleados	2.200	0	0	0	0	0	2.200
401	03	08	00	Primas de profesionalización a empleados	11.340	0	0	0	0	0	11.340
401	03	09	00	Primas por antigüedad a empleados	6.300	0	0	0	0	0	6.300
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	32.400	0	0	0	0	0	32.400
401	03	31	00	Primas por riesgo al personal militar y de seguridad	24.300	0	0	0	0	0	24.300
401	04	00	00	Complementos de sueldos y salarios	67.952	0	0	0	0	0	67.952
401	04	08	00	Bono compensatorio de alimentación a empleados	28.350	0	0	0	0	0	28.350
401	04	96	00	Otros complementos a empleados	39.602	0	0	0	0	0	39.602
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	23.732	0	0	0	0	0	23.732
401	05	01	00	Aguinaldos a empleados	112	0	0	0	0	0	112
401	05	03	00	Bono vacacional a empleados	23.620	0	0	0	0	0	23.620
401	06	00	00	Aportes patronales y legales	13.328	0	0	0	0	0	13.328
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.607	0	0	0	0	0	2.607
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.023	0	0	0	0	0	3.023
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.654	0	0	0	0	0	1.654
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.044	0	0	0	0	0	6.044
401	07	00	00	Asistencia socio-económica	71.366	0	0	0	0	0	71.366
401	07	02	00	Becas a empleados	1.350	0	0	0	0	0	1.350

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119301 650023000 SISTEMA DE ESTADÍSTICAS PENITENCIARIAS DEL MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO .

OBJETIVO DEL PROYECTO: OBTENER EL MARCO DE INFORMACIÓN NECESARIO QUE PERMITA DISPONER DE CIFRAS Y DATOS OPORTUNOS, CONFIABLES SOBRE LA SITUACIÓN Y CONDICIONES DE LOS ESTABLECIMIENTOS PENITENCIARIOS Y CENTROS DE FORMACIÓN, ASÍ COMO LAS CONDICIONES DE LOS PRIVADOS DE LIBERTAD Y SUS FAMILIARES DURANTE SU ESTANCIA EN LOS PRECITADOS RECINTOS Y SU DESENVOLVIMIENTO EN LA SOCIEDAD, POSTERIOR A LA CONDENA.

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO

META: 103

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	165	0	0	0	0	0	165
401	07	04	00	Ayudas por nacimiento de hijos a empleados	495	0	0	0	0	0	495
401	07	05	00	Ayudas por defunción a empleados	105	0	0	0	0	0	105
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.700	0	0	0	0	0	2.700
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	30.224	0	0	0	0	0	30.224
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	22.500	0	0	0	0	0	22.500
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.000	0	0	0	0	0	3.000
401	07	10	00	Dotación de uniformes a empleados	10.500	0	0	0	0	0	10.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	324	0	0	0	0	0	324
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3	0	0	0	0	0	3
401	08	00	00	Prestaciones sociales e indemnizaciones	50.373	0	0	0	0	0	50.373
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	50.373	0	0	0	0	0	50.373
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**185.034**	**0**	**0**	**0**	**0**	**0**	**185.034**
402	01	00	00	Productos alimenticios y agropecuarios	2.979	0	0	0	0	0	2.979
402	01	01	00	Alimentos y bebidas para personas	2.979	0	0	0	0	0	2.979
402	03	00	00	Textiles y vestuarios	1.080	0	0	0	0	0	1.080
402	03	02	00	Prendas de vestir	1.080	0	0	0	0	0	1.080
402	05	00	00	Productos de papel, cartón e impresos	51.300	0	0	0	0	0	51.300
402	05	01	00	Pulpa de madera, papel y cartón	600	0	0	0	0	0	600
402	05	02	00	Envases y cajas de papel y cartón	1.470	0	0	0	0	0	1.470
402	05	03	00	Productos de papel y cartón para oficina	44.480	0	0	0	0	0	44.480
402	05	04	00	Libros, revistas y periódicos	4.750	0	0	0	0	0	4.750
402	06	00	00	Productos químicos y derivados	8.050	0	0	0	0	0	8.050
402	06	04	00	Productos farmacéuticos y medicamentos	1.000	0	0	0	0	0	1.000
402	06	08	00	Productos plásticos	7.050	0	0	0	0	0	7.050
402	10	00	00	Productos varios y útiles diversos	121.625	0	0	0	0	0	121.625
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	200	0	0	0	0	0	200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119301 650023000 SISTEMA DE ESTADÍSTICAS PENITENCIARIAS DEL MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO .

OBJETIVO DEL PROYECTO: OBTENER EL MARCO DE INFORMACIÓN NECESARIO QUE PERMITA DISPONER DE CIFRAS Y DATOS OPORTUNOS, CONFIABLES SOBRE LA SITUACIÓN Y CONDICIONES DE LOS ESTABLECIMIENTOS PENITENCIARIOS Y CENTROS DE FORMACIÓN, ASÍ COMO LAS CONDICIONES DE LOS PRIVADOS DE LIBERTAD Y SUS FAMILIARES DURANTE SU ESTANCIA EN LOS PRECITADOS RECINTOS Y SU DESENVOLVIMIENTO EN LA SOCIEDAD, POSTERIOR A LA CONDENA.

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 103

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	33.825	0	0	0	0	0	33.825
402	10	08	00	Materiales para equipos de computación	87.600	0	0	0	0	0	87.600
403	**00**	**00**	**00**	**Servicios no personales**	**611.819**	**0**	**0**	**0**	**0**	**0**	**611.819**
403	07	00	00	Servicios de información, impresión y relaciones públicas	190.300	0	0	0	0	0	190.300
403	07	01	00	Publicidad y propaganda	31.300	0	0	0	0	0	31.300
403	07	02	00	Imprenta y reproducción	159.000	0	0	0	0	0	159.000
403	09	00	00	Viáticos y pasajes	170.000	0	0	0	0	0	170.000
403	09	01	00	Viáticos y pasajes dentro del país	170.000	0	0	0	0	0	170.000
403	10	00	00	Servicios profesionales y técnicos	130.000	0	0	0	0	0	130.000
403	10	03	00	Servicios de procesamiento de datos	25.000	0	0	0	0	0	25.000
403	10	07	00	Servicios de capacitación y adiestramiento	90.000	0	0	0	0	0	90.000
403	10	11	00	Servicios para la elaboración y suministro de comida	15.000	0	0	0	0	0	15.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.000	0	0	0	0	0	3.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.000	0	0	0	0	0	3.000
403	18	00	00	Impuestos indirectos	109.150	0	0	0	0	0	109.150
403	18	01	00	Impuesto al valor agregado	109.150	0	0	0	0	0	109.150
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	610	0	0	0	0	0	610
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	610	0	0	0	0	0	610
403	99	00	00	Otros servicios no personales	8.759	0	0	0	0	0	8.759
403	99	01	00	Otros servicios no personales	8.759	0	0	0	0	0	8.759
404	**00**	**00**	**00**	**Activos reales**	**217.000**	**0**	**0**	**0**	**0**	**0**	**217.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	198.000	0	0	0	0	0	198.000
404	05	01	00	Equipos de telecomunicaciones	6.000	0	0	0	0	0	6.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	192.000	0	0	0	0	0	192.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	19.000	0	0	0	0	0	19.000
404	09	02	00	Equipos de computación	19.000	0	0	0	0	0	19.000
				Totales	**1.536.821**	**0**	**0**	**0**	**0**	**0**	**1.536.821**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119301 650023000 SISTEMA DE ESTADÍSTICAS PENITENCIARIAS DEL MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO .

OBJETIVO DEL PROYECTO: OBTENER EL MARCO DE INFORMACIÓN NECESARIO QUE PERMITA DISPONER DE CIFRAS Y DATOS OPORTUNOS, CONFIABLES SOBRE LA SITUACIÓN Y CONDICIONES DE LOS ESTABLECIMIENTOS PENITENCIARIOS Y CENTROS DE FORMACIÓN, ASÍ COMO LAS CONDICIONES DE LOS PRIVADOS DE LIBERTAD Y SUS FAMILIARES DURANTE SU ESTANCIA EN LOS PRECITADOS RECINTOS Y SU DESENVOLVIMIENTO EN LA SOCIEDAD, POSTERIOR A LA CONDENA.

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 103

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119301 650023000 SISTEMA DE ESTADÍSTICAS PENITENCIARIAS DEL MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO .

OBJETIVO DEL PROYECTO: OBTENER EL MARCO DE INFORMACIÓN NECESARIO QUE PERMITA DISPONER DE CIFRAS Y DATOS OPORTUNOS, CONFIABLES SOBRE LA SITUACIÓN Y CONDICIONES DE LOS ESTABLECIMIENTOS PENITENCIARIOS Y CENTROS DE FORMACIÓN, ASÍ COMO LAS CONDICIONES DE LOS PRIVADOS DE LIBERTAD Y SUS FAMILIARES DURANTE SU ESTANCIA EN LOS PRECITADOS RECINTOS Y SU DESENVOLVIMIENTO EN LA SOCIEDAD, POSTERIOR A LA CONDENA.

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 103

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650023001 ARTICULACIÓN Y ACERCAMIENTO MEDIANTE VISITAS CONTACTADAS PREVIAMENTE DENTRO DE LOS ORGANISMOS COMPETENTES

UNIDAD DE MEDIDA: VISITA DE ALTO NIVEL **META:** 60

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**522.968**	**0**	**0**	**0**	**0**	**0**	**522.968**
401	01	00	00	Sueldos, salarios y otras retribuciones	134.103	0	0	0	0	0	134.103
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	94.500	0	0	0	0	0	94.500
401	01	99	00	Otras retribuciones	39.603	0	0	0	0	0	39.603
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	73.184	0	0	0	0	0	73.184
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	73.184	0	0	0	0	0	73.184
401	03	00	00	Primas	88.930	0	0	0	0	0	88.930
401	03	01	00	Primas por mérito a empleados	3.150	0	0	0	0	0	3.150
401	03	02	00	Primas de transporte a empleados	3.300	0	0	0	0	0	3.300
401	03	03	00	Primas por hogar a empleados	5.940	0	0	0	0	0	5.940
401	03	04	00	Primas por hijos a empleados	2.200	0	0	0	0	0	2.200
401	03	08	00	Primas de profesionalización a empleados	11.340	0	0	0	0	0	11.340
401	03	09	00	Primas por antigüedad a empleados	6.300	0	0	0	0	0	6.300
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	32.400	0	0	0	0	0	32.400
401	03	31	00	Primas por riesgo al personal militar y de seguridad	24.300	0	0	0	0	0	24.300
401	04	00	00	Complementos de sueldos y salarios	67.952	0	0	0	0	0	67.952
401	04	08	00	Bono compensatorio de alimentación a empleados	28.350	0	0	0	0	0	28.350
401	04	96	00	Otros complementos a empleados	39.602	0	0	0	0	0	39.602
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	23.732	0	0	0	0	0	23.732
401	05	01	00	Aguinaldos a empleados	112	0	0	0	0	0	112
401	05	03	00	Bono vacacional a empleados	23.620	0	0	0	0	0	23.620
401	06	00	00	Aportes patronales y legales	13.328	0	0	0	0	0	13.328
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.607	0	0	0	0	0	2.607

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119301 650023000 SISTEMA DE ESTADÍSTICAS PENITENCIARIAS DEL MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO .

OBJETIVO DEL PROYECTO: OBTENER EL MARCO DE INFORMACIÓN NECESARIO QUE PERMITA DISPONER DE CIFRAS Y DATOS OPORTUNOS, CONFIABLES SOBRE LA SITUACIÓN Y CONDICIONES DE LOS ESTABLECIMIENTOS PENITENCIARIOS Y CENTROS DE FORMACIÓN, ASÍ COMO LAS CONDICIONES DE LOS PRIVADOS DE LIBERTAD Y SUS FAMILIARES DURANTE SU ESTANCIA EN LOS PRECITADOS RECINTOS Y SU DESENVOLVIMIENTO EN LA SOCIEDAD, POSTERIOR A LA CONDENA.

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 103

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650023001 ARTICULACIÓN Y ACERCAMIENTO MEDIANTE VISITAS CONTACTADAS PREVIAMENTE DENTRO DE LOS ORGANISMOS COMPETENTES

UNIDAD DE MEDIDA: VISITA DE ALTO NIVEL **META:** 60

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.023	0	0	0	0	0	3.023
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.654	0	0	0	0	0	1.654
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.044	0	0	0	0	0	6.044
401	07	00	00	Asistencia socio-económica	71.366	0	0	0	0	0	71.366
401	07	02	00	Becas a empleados	1.350	0	0	0	0	0	1.350
401	07	03	00	Ayudas por matrimonio a empleados	165	0	0	0	0	0	165
401	07	04	00	Ayudas por nacimiento de hijos a empleados	495	0	0	0	0	0	495
401	07	05	00	Ayudas por defunción a empleados	105	0	0	0	0	0	105
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.700	0	0	0	0	0	2.700
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	30.224	0	0	0	0	0	30.224
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	22.500	0	0	0	0	0	22.500
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.000	0	0	0	0	0	3.000
401	07	10	00	Dotación de uniformes a empleados	10.500	0	0	0	0	0	10.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	324	0	0	0	0	0	324
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3	0	0	0	0	0	3
401	08	00	00	Prestaciones sociales e indemnizaciones	50.373	0	0	0	0	0	50.373
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	50.373	0	0	0	0	0	50.373
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**74.431**	**0**	**0**	**0**	**0**	0	**74.431**
402	01	00	00	Productos alimenticios y agropecuarios	2.051	0	0	0	0	0	2.051
402	01	01	00	Alimentos y bebidas para personas	2.051	0	0	0	0	0	2.051
402	03	00	00	Textiles y vestuarios	720	0	0	0	0	0	720
402	03	02	00	Prendas de vestir	720	0	0	0	0	0	720
402	05	00	00	Productos de papel, cartón e impresos	18.580	0	0	0	0	0	18.580

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119301 650023000 SISTEMA DE ESTADÍSTICAS PENITENCIARIAS DEL MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO .

OBJETIVO DEL PROYECTO: OBTENER EL MARCO DE INFORMACIÓN NECESARIO QUE PERMITA DISPONER DE CIFRAS Y DATOS OPORTUNOS, CONFIABLES SOBRE LA SITUACIÓN Y CONDICIONES DE LOS ESTABLECIMIENTOS PENITENCIARIOS Y CENTROS DE FORMACIÓN, ASÍ COMO LAS CONDICIONES DE LOS PRIVADOS DE LIBERTAD Y SUS FAMILIARES DURANTE SU ESTANCIA EN LOS PRECITADOS RECINTOS Y SU DESENVOLVIMIENTO EN LA SOCIEDAD, POSTERIOR A LA CONDENA.

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 103

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650023001 ARTICULACIÓN Y ACERCAMIENTO MEDIANTE VISITAS CONTACTADAS PREVIAMENTE DENTRO DE LOS ORGANISMOS COMPETENTES

UNIDAD DE MEDIDA: VISITA DE ALTO NIVEL **META:** 60

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	600	0	0	0	0	0	600
402	05	02	00	Envases y cajas de papel y cartón	700	0	0	0	0	0	700
402	05	03	00	Productos de papel y cartón para oficina	14.080	0	0	0	0	0	14.080
402	05	04	00	Libros, revistas y periódicos	3.200	0	0	0	0	0	3.200
402	06	00	00	Productos químicos y derivados	3.350	0	0	0	0	0	3.350
402	06	04	00	Productos farmacéuticos y medicamentos	500	0	0	0	0	0	500
402	06	08	00	Productos plásticos	2.850	0	0	0	0	0	2.850
402	10	00	00	Productos varios y útiles diversos	49.730	0	0	0	0	0	49.730
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	200	0	0	0	0	0	200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	14.280	0	0	0	0	0	14.280
402	10	08	00	Materiales para equipos de computación	35.250	0	0	0	0	0	35.250
403	**00**	**00**	**00**	**Servicios no personales**	**407.785**	**0**	**0**	**0**	**0**	**0**	**407.785**
403	07	00	00	Servicios de información, impresión y relaciones públicas	142.500	0	0	0	0	0	142.500
403	07	01	00	Publicidad y propaganda	15.000	0	0	0	0	0	15.000
403	07	02	00	Imprenta y reproducción	127.500	0	0	0	0	0	127.500
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
403	10	00	00	Servicios profesionales y técnicos	118.000	0	0	0	0	0	118.000
403	10	03	00	Servicios de procesamiento de datos	25.000	0	0	0	0	0	25.000
403	10	07	00	Servicios de capacitación y adiestramiento	90.000	0	0	0	0	0	90.000
403	10	11	00	Servicios para la elaboración y suministro de comida	3.000	0	0	0	0	0	3.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.000	0	0	0	0	0	3.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.000	0	0	0	0	0	3.000
403	18	00	00	Impuestos indirectos	74.916	0	0	0	0	0	74.916

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119301 650023000 SISTEMA DE ESTADÍSTICAS PENITENCIARIAS DEL MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO .

OBJETIVO DEL PROYECTO: OBTENER EL MARCO DE INFORMACIÓN NECESARIO QUE PERMITA DISPONER DE CIFRAS Y DATOS OPORTUNOS, CONFIABLES SOBRE LA SITUACIÓN Y CONDICIONES DE LOS ESTABLECIMIENTOS PENITENCIARIOS Y CENTROS DE FORMACIÓN, ASÍ COMO LAS CONDICIONES DE LOS PRIVADOS DE LIBERTAD Y SUS FAMILIARES DURANTE SU ESTANCIA EN LOS PRECITADOS RECINTOS Y SU DESENVOLVIMIENTO EN LA SOCIEDAD, POSTERIOR A LA CONDENA.

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 103

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650023001 ARTICULACIÓN Y ACERCAMIENTO MEDIANTE VISITAS CONTACTADAS PREVIAMENTE DENTRO DE LOS ORGANISMOS COMPETENTES

UNIDAD DE MEDIDA: VISITA DE ALTO NIVEL **META:** 60

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	74.916	0	0	0	0	0	74.916
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	610	0	0	0	0	0	610
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	610	0	0	0	0	0	610
403	99	00	00	Otros servicios no personales	8.759	0	0	0	0	0	8.759
403	99	01	00	Otros servicios no personales	8.759	0	0	0	0	0	8.759
404	**00**	**00**	**00**	**Activos reales**	**217.000**	**0**	**0**	**0**	**0**	0	**217.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	198.000	0	0	0	0	0	198.000
404	05	01	00	Equipos de telecomunicaciones	6.000	0	0	0	0	0	6.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	192.000	0	0	0	0	0	192.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	19.000	0	0	0	0	0	19.000
404	09	02	00	Equipos de computación	19.000	0	0	0	0	0	19.000
				Totales	**1.222.184**	**0**	0	0	0	0	**1.222.184**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119301 650023000 SISTEMA DE ESTADÍSTICAS PENITENCIARIAS DEL MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO .

OBJETIVO DEL PROYECTO: OBTENER EL MARCO DE INFORMACIÓN NECESARIO QUE PERMITA DISPONER DE CIFRAS Y DATOS OPORTUNOS, CONFIABLES SOBRE LA SITUACIÓN Y CONDICIONES DE LOS ESTABLECIMIENTOS PENITENCIARIOS Y CENTROS DE FORMACIÓN, ASÍ COMO LAS CONDICIONES DE LOS PRIVADOS DE LIBERTAD Y SUS FAMILIARES DURANTE SU ESTANCIA EN LOS PRECITADOS RECINTOS Y SU DESENVOLVIMIENTO EN LA SOCIEDAD, POSTERIOR A LA CONDENA.

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 103

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650023002 ELABORAR UN DIAGNÓSTICO EXHAUSTIVO, CAPACITANDO Y ADIESTRANDO TODO LO QUE CONTEMPLA LA METODOLOGÍA CIENTÍFICA IDÓNEA PARA LA EXCELENCIA

UNIDAD DE MEDIDA: DIAGNÓSTICO **META:** 8

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**57.314**	**0**	**0**	**0**	**0**	0	**57.314**
402	01	00	00	Productos alimenticios y agropecuarios	464	0	0	0	0	0	464
402	01	01	00	Alimentos y bebidas para personas	464	0	0	0	0	0	464
402	03	00	00	Textiles y vestuarios	360	0	0	0	0	0	360
402	03	02	00	Prendas de vestir	360	0	0	0	0	0	360
402	05	00	00	Productos de papel, cartón e impresos	16.540	0	0	0	0	0	16.540
402	05	02	00	Envases y cajas de papel y cartón	490	0	0	0	0	0	490
402	05	03	00	Productos de papel y cartón para oficina	15.000	0	0	0	0	0	15.000
402	05	04	00	Libros, revistas y periódicos	1.050	0	0	0	0	0	1.050
402	06	00	00	Productos químicos y derivados	2.600	0	0	0	0	0	2.600
402	06	04	00	Productos farmacéuticos y medicamentos	500	0	0	0	0	0	500
402	06	08	00	Productos plásticos	2.100	0	0	0	0	0	2.100
402	10	00	00	Productos varios y útiles diversos	37.350	0	0	0	0	0	37.350
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.900	0	0	0	0	0	8.900
402	10	08	00	Materiales para equipos de computación	28.450	0	0	0	0	0	28.450
403	**00**	**00**	**00**	**Servicios no personales**	**156.958**	**0**	**0**	**0**	**0**	0	**156.958**
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.000	0	0	0	0	0	25.000
403	07	01	00	Publicidad y propaganda	16.000	0	0	0	0	0	16.000
403	07	02	00	Imprenta y reproducción	9.000	0	0	0	0	0	9.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	9.000	0	0	0	0	0	9.000
403	10	11	00	Servicios para la elaboración y suministro de comida	9.000	0	0	0	0	0	9.000
403	18	00	00	Impuestos indirectos	22.958	0	0	0	0	0	22.958

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119301 650023000 SISTEMA DE ESTADÍSTICAS PENITENCIARIAS DEL MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO .

OBJETIVO DEL PROYECTO: OBTENER EL MARCO DE INFORMACIÓN NECESARIO QUE PERMITA DISPONER DE CIFRAS Y DATOS OPORTUNOS, CONFIABLES SOBRE LA SITUACIÓN Y CONDICIONES DE LOS ESTABLECIMIENTOS PENITENCIARIOS Y CENTROS DE FORMACIÓN, ASÍ COMO LAS CONDICIONES DE LOS PRIVADOS DE LIBERTAD Y SUS FAMILIARES DURANTE SU ESTANCIA EN LOS PRECITADOS RECINTOS Y SU DESENVOLVIMIENTO EN LA SOCIEDAD, POSTERIOR A LA CONDENA.

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 103

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650023002 ELABORAR UN DIAGNÓSTICO EXHAUSTIVO, CAPACITANDO Y ADIESTRANDO TODO LO QUE CONTEMPLA LA METODOLOGÍA CIENTÍFICA IDÓNEA PARA LA EXCELENCIA

UNIDAD DE MEDIDA: DIAGNÓSTICO **META:** 8

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	22.958	0	0	0	0	0	22.958
				Totales	**214.272**	0	0	0	0	0	**214.272**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119301 650023000 SISTEMA DE ESTADÍSTICAS PENITENCIARIAS DEL MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO .

OBJETIVO DEL PROYECTO: OBTENER EL MARCO DE INFORMACIÓN NECESARIO QUE PERMITA DISPONER DE CIFRAS Y DATOS OPORTUNOS, CONFIABLES SOBRE LA SITUACIÓN Y CONDICIONES DE LOS ESTABLECIMIENTOS PENITENCIARIOS Y CENTROS DE FORMACIÓN, ASÍ COMO LAS CONDICIONES DE LOS PRIVADOS DE LIBERTAD Y SUS FAMILIARES DURANTE SU ESTANCIA EN LOS PRECITADOS RECINTOS Y SU DESENVOLVIMIENTO EN LA SOCIEDAD, POSTERIOR A LA CONDENA.

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 103

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650023003 ELABORAR DOCUMENTOS TÉCNICOS METODOLÓGICOS CIENTÍFICOS IDÓNEOS PARA LA EXCELENCIA

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 70

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**53.289**	**0**	**0**	**0**	**0**	0	**53.289**
402	01	00	00	Productos alimenticios y agropecuarios	464	0	0	0	0	0	464
402	01	01	00	Alimentos y bebidas para personas	464	0	0	0	0	0	464
402	05	00	00	Productos de papel, cartón e impresos	16.180	0	0	0	0	0	16.180
402	05	02	00	Envases y cajas de papel y cartón	280	0	0	0	0	0	280
402	05	03	00	Productos de papel y cartón para oficina	15.400	0	0	0	0	0	15.400
402	05	04	00	Libros, revistas y periódicos	500	0	0	0	0	0	500
402	06	00	00	Productos químicos y derivados	2.100	0	0	0	0	0	2.100
402	06	08	00	Productos plásticos	2.100	0	0	0	0	0	2.100
402	10	00	00	Productos varios y útiles diversos	34.545	0	0	0	0	0	34.545
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.645	0	0	0	0	0	10.645
402	10	08	00	Materiales para equipos de computación	23.900	0	0	0	0	0	23.900
403	**00**	**00**	**00**	**Servicios no personales**	**47.076**	**0**	**0**	**0**	**0**	0	**47.076**
403	07	00	00	Servicios de información, impresión y relaciones públicas	22.800	0	0	0	0	0	22.800
403	07	01	00	Publicidad y propaganda	300	0	0	0	0	0	300
403	07	02	00	Imprenta y reproducción	22.500	0	0	0	0	0	22.500
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	3.000	0	0	0	0	0	3.000
403	10	11	00	Servicios para la elaboración y suministro de comida	3.000	0	0	0	0	0	3.000
403	18	00	00	Impuestos indirectos	11.276	0	0	0	0	0	11.276
403	18	01	00	Impuesto al valor agregado	11.276	0	0	0	0	0	11.276
				Totales	**100.365**	**0**	**0**	**0**	**0**	0	**100.365**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119361 650024000 ATENCIÓN INTEGRAL: UN PROCESO DE REEDUCACIÓN Y TRANSFORMACIÓN DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA INTEGRAL A LAS PRIVADAS Y PRIVADOS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 48.600 **FEMENINO:** 2.893 **MASCULINO:** 45.707

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN INTEGRAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.962.391**	**0**	**0**	**0**	**0**	**0**	**8.962.391**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.243.212	0	0	0	0	0	2.243.212
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.095.796	0	0	0	0	0	1.095.796
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	395.510	0	0	0	0	0	395.510
401	01	18	00	Remuneraciones al personal contratado	45.000	0	0	0	0	0	45.000
401	01	99	00	Otras retribuciones	706.906	0	0	0	0	0	706.906
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.205.272	0	0	0	0	0	1.205.272
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	835.443	0	0	0	0	0	835.443
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	369.829	0	0	0	0	0	369.829
401	03	00	00	Primas	1.058.759	0	0	0	0	0	1.058.759
401	03	01	00	Primas por mérito a empleados	3.151	0	0	0	0	0	3.151
401	03	02	00	Primas de transporte a empleados	192.000	0	0	0	0	0	192.000
401	03	03	00	Primas por hogar a empleados	345.600	0	0	0	0	0	345.600
401	03	04	00	Primas por hijos a empleados	128.000	0	0	0	0	0	128.000
401	03	08	00	Primas de profesionalización a empleados	178.957	0	0	0	0	0	178.957
401	03	09	00	Primas por antigüedad a empleados	145.981	0	0	0	0	0	145.981
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	24.300	0	0	0	0	0	24.300
401	03	31	00	Primas por riesgo al personal militar y de seguridad	12.150	0	0	0	0	0	12.150
401	03	37	00	Primas de transporte al personal contratado	5.400	0	0	0	0	0	5.400
401	03	38	00	Primas por hogar al personal contratado	9.720	0	0	0	0	0	9.720
401	03	39	00	Primas por hijos al personal contratado	3.600	0	0	0	0	0	3.600
401	03	40	00	Primas de profesionalización al personal contratado	5.400	0	0	0	0	0	5.400
401	03	41	00	Primas por antigüedad al personal contratado	4.500	0	0	0	0	0	4.500
401	04	00	00	Complementos de sueldos y salarios	1.565.840	0	0	0	0	0	1.565.840
401	04	08	00	Bono compensatorio de alimentación a empleados	680.400	0	0	0	0	0	680.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	18.900	0	0	0	0	0	18.900
401	04	96	00	Otros complementos a empleados	847.854	0	0	0	0	0	847.854
401	04	98	00	Otros complementos al personal contratado	18.686	0	0	0	0	0	18.686

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119361 650024000 ATENCIÓN INTEGRAL: UN PROCESO DE REEDUCACIÓN Y TRANSFORMACIÓN DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA INTEGRAL A LAS PRIVADAS Y PRIVADOS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 48.600 **FEMENINO:** 2.893 **MASCULINO:** 45.707

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN INTEGRAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	361.747	0	0	0	0	0	361.747
401	05	01	00	Aguinaldos a empleados	2.803	0	0	0	0	0	2.803
401	05	03	00	Bono vacacional a empleados	349.263	0	0	0	0	0	349.263
401	05	07	00	Aguinaldos al personal contratado	75	0	0	0	0	0	75
401	05	08	00	Bono vacacional al personal contratado	9.606	0	0	0	0	0	9.606
401	06	00	00	Aportes patronales y legales	235.080	0	0	0	0	0	235.080
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	62.571	0	0	0	0	0	62.571
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	47.158	0	0	0	0	0	47.158
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	26.885	0	0	0	0	0	26.885
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	94.134	0	0	0	0	0	94.134
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.738	0	0	0	0	0	1.738
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.594	0	0	0	0	0	2.594
401	07	00	00	Asistencia socio-económica	1.486.414	0	0	0	0	0	1.486.414
401	07	02	00	Becas a empleados	33.300	0	0	0	0	0	33.300
401	07	03	00	Ayudas por matrimonio a empleados	4.070	0	0	0	0	0	4.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	12.210	0	0	0	0	0	12.210
401	07	05	00	Ayudas por defunción a empleados	2.590	0	0	0	0	0	2.590
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	66.600	0	0	0	0	0	66.600
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	471.578	0	0	0	0	0	471.578
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	555.000	0	0	0	0	0	555.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	74.000	0	0	0	0	0	74.000
401	07	10	00	Dotación de uniformes a empleados	259.000	0	0	0	0	0	259.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	7.992	0	0	0	0	0	7.992
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	74	0	0	0	0	0	74
401	08	00	00	Prestaciones sociales e indemnizaciones	806.067	0	0	0	0	0	806.067
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	784.454	0	0	0	0	0	784.454
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	21.613	0	0	0	0	0	21.613

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119361 650024000 ATENCIÓN INTEGRAL: UN PROCESO DE REEDUCACIÓN Y TRANSFORMACIÓN DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA INTEGRAL A LAS PRIVADAS Y PRIVADOS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 48.600 **FEMENINO:** 2.893 **MASCULINO:** 45.707

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN INTEGRAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.852.669**	**0**	**0**	**0**	**0**	**0**	**13.852.669**
402	01	00	00	Productos alimenticios y agropecuarios	192.000	0	0	0	0	0	192.000
402	01	01	00	Alimentos y bebidas para personas	192.000	0	0	0	0	0	192.000
402	03	00	00	Textiles y vestuarios	97.500	0	0	0	0	0	97.500
402	03	02	00	Prendas de vestir	97.500	0	0	0	0	0	97.500
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehículos	100.000	0	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	371.596	0	0	0	0	0	371.596
402	05	03	00	Productos de papel y cartón para oficina	157.696	0	0	0	0	0	157.696
402	05	04	00	Libros, revistas y periódicos	192.000	0	0	0	0	0	192.000
402	05	05	00	Material de enseñanza	21.900	0	0	0	0	0	21.900
402	06	00	00	Productos químicos y derivados	9.897.727	0	0	0	0	0	9.897.727
402	06	04	00	Productos farmacéuticos y medicamentos	9.709.487	0	0	0	0	0	9.709.487
402	06	06	00	Combustibles y lubricantes	21.000	0	0	0	0	0	21.000
402	06	08	00	Productos plásticos	167.240	0	0	0	0	0	167.240
402	10	00	00	Productos varios y útiles diversos	3.013.946	0	0	0	0	0	3.013.946
402	10	01	00	Artículos de deporte, recreación y juguetes	1.329.200	0	0	0	0	0	1.329.200
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.015.066	0	0	0	0	0	1.015.066
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	510.770	0	0	0	0	0	510.770
402	10	08	00	Materiales para equipos de computación	155.360	0	0	0	0	0	155.360
402	10	99	00	Otros productos y útiles diversos	3.550	0	0	0	0	0	3.550
402	99	00	00	Otros materiales y suministros	179.900	0	0	0	0	0	179.900
402	99	01	00	Otros materiales y suministros	179.900	0	0	0	0	0	179.900
403	**00**	**00**	**00**	**Servicios no personales**	**3.717.678**	**0**	**0**	**0**	**0**	**0**	**3.717.678**
403	07	00	00	Servicios de información, impresión y relaciones públicas	185.000	0	0	0	0	0	185.000
403	07	02	00	Imprenta y reproducción	110.000	0	0	0	0	0	110.000
403	07	03	00	Relaciones sociales	75.000	0	0	0	0	0	75.000
403	09	00	00	Viáticos y pasajes	402.300	0	0	0	0	0	402.300
403	09	01	00	Viáticos y pasajes dentro del país	402.300	0	0	0	0	0	402.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119361 650024000 ATENCIÓN INTEGRAL: UN PROCESO DE REEDUCACIÓN Y TRANSFORMACIÓN DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA INTEGRAL A LAS PRIVADAS Y PRIVADOS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 48.600 **FEMENINO:** 2.893 **MASCULINO:** 45.707

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN INTEGRAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	654.500	0	0	0	0	0	654.500
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	624.000	0	0	0	0	0	624.000
403	10	07	00	Servicios de capacitación y adiestramiento	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	500	0	0	0	0	0	500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	74.000	0	0	0	0	0	74.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	74.000	0	0	0	0	0	74.000
403	18	00	00	Impuestos indirectos	2.170.791	0	0	0	0	0	2.170.791
403	18	01	00	Impuesto al valor agregado	2.170.791	0	0	0	0	0	2.170.791
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	15.035	0	0	0	0	0	15.035
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	15.035	0	0	0	0	0	15.035
403	99	00	00	Otros servicios no personales	216.052	0	0	0	0	0	216.052
403	99	01	00	Otros servicios no personales	216.052	0	0	0	0	0	216.052
404	**00**	**00**	**00**	**Activos reales**	**1.771.350**	**0**	**0**	**0**	**0**	**0**	**1.771.350**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	57.656	0	0	0	0	0	57.656
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	57.656	0	0	0	0	0	57.656
404	05	00	00	Equipos de comunicaciones y de señalamiento	17.240	0	0	0	0	0	17.240
404	05	01	00	Equipos de telecomunicaciones	17.240	0	0	0	0	0	17.240
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	998.954	0	0	0	0	0	998.954
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	998.954	0	0	0	0	0	998.954
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	697.500	0	0	0	0	0	697.500
404	07	02	00	Equipos de enseñanza, deporte y recreación	95.000	0	0	0	0	0	95.000
404	07	06	00	Instrumentos musicales y equipos de audio	602.500	0	0	0	0	0	602.500
				Totales	**28.304.088**	**0**	**0**	**0**	**0**	**0**	**28.304.088**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119361 650024000 ATENCIÓN INTEGRAL: UN PROCESO DE REEDUCACIÓN Y TRANSFORMACIÓN DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA INTEGRAL A LAS PRIVADAS Y PRIVADOS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 48.600 **FEMENINO:** 2.893 **MASCULINO:** 45.707

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN INTEGRAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119361 650024000 ATENCIÓN INTEGRAL: UN PROCESO DE REEDUCACIÓN Y TRANSFORMACIÓN DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA INTEGRAL A LAS PRIVADAS Y PRIVADOS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 48.600 **FEMENINO:** 2.893 **MASCULINO:** 45.707

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650024003 FACILITAR LOS PROCESOS EDUCATIVOS Y DE FORMACIÓN ADECUADA Y EFECTIVA QUE AYUDEN A LOS PRIVADOS (AS) DE LIBERTAD A INTEGRARSE AL MEDIO LABORAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 12.740

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.962.391**	**0**	**0**	**0**	**0**	**0**	**8.962.391**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.243.212	0	0	0	0	0	2.243.212
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.095.796	0	0	0	0	0	1.095.796
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	395.510	0	0	0	0	0	395.510
401	01	18	00	Remuneraciones al personal contratado	45.000	0	0	0	0	0	45.000
401	01	99	00	Otras retribuciones	706.906	0	0	0	0	0	706.906
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.205.272	0	0	0	0	0	1.205.272
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	835.443	0	0	0	0	0	835.443
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	369.829	0	0	0	0	0	369.829
401	03	00	00	Primas	1.058.759	0	0	0	0	0	1.058.759
401	03	01	00	Primas por mérito a empleados	3.151	0	0	0	0	0	3.151
401	03	02	00	Primas de transporte a empleados	192.000	0	0	0	0	0	192.000
401	03	03	00	Primas por hogar a empleados	345.600	0	0	0	0	0	345.600
401	03	04	00	Primas por hijos a empleados	128.000	0	0	0	0	0	128.000
401	03	08	00	Primas de profesionalización a empleados	178.957	0	0	0	0	0	178.957
401	03	09	00	Primas por antigüedad a empleados	145.981	0	0	0	0	0	145.981
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	24.300	0	0	0	0	0	24.300
401	03	31	00	Primas por riesgo al personal militar y de seguridad	12.150	0	0	0	0	0	12.150
401	03	37	00	Primas de transporte al personal contratado	5.400	0	0	0	0	0	5.400
401	03	38	00	Primas por hogar al personal contratado	9.720	0	0	0	0	0	9.720
401	03	39	00	Primas por hijos al personal contratado	3.600	0	0	0	0	0	3.600
401	03	40	00	Primas de profesionalización al personal contratado	5.400	0	0	0	0	0	5.400
401	03	41	00	Primas por antigüedad al personal contratado	4.500	0	0	0	0	0	4.500
401	04	00	00	Complementos de sueldos y salarios	1.565.840	0	0	0	0	0	1.565.840

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119361 650024000 ATENCIÓN INTEGRAL: UN PROCESO DE REEDUCACIÓN Y TRANSFORMACIÓN DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA INTEGRAL A LAS PRIVADAS Y PRIVADOS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 48.600 **FEMENINO:** 2.893 **MASCULINO:** 45.707

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650024003 FACILITAR LOS PROCESOS EDUCATIVOS Y DE FORMACIÓN ADECUADA Y EFECTIVA QUE AYUDEN A LOS PRIVADOS (AS) DE LIBERTAD A INTEGRARSE AL MEDIO LABORAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 12.740

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	680.400	0	0	0	0	0	680.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	18.900	0	0	0	0	0	18.900
401	04	96	00	Otros complementos a empleados	847.854	0	0	0	0	0	847.854
401	04	98	00	Otros complementos al personal contratado	18.686	0	0	0	0	0	18.686
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	361.747	0	0	0	0	0	361.747
401	05	01	00	Aguinaldos a empleados	2.803	0	0	0	0	0	2.803
401	05	03	00	Bono vacacional a empleados	349.263	0	0	0	0	0	349.263
401	05	07	00	Aguinaldos al personal contratado	75	0	0	0	0	0	75
401	05	08	00	Bono vacacional al personal contratado	9.606	0	0	0	0	0	9.606
401	06	00	00	Aportes patronales y legales	235.080	0	0	0	0	0	235.080
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	62.571	0	0	0	0	0	62.571
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	47.158	0	0	0	0	0	47.158
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	26.885	0	0	0	0	0	26.885
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	94.134	0	0	0	0	0	94.134
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.738	0	0	0	0	0	1.738
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.594	0	0	0	0	0	2.594
401	07	00	00	Asistencia socio-económica	1.486.414	0	0	0	0	0	1.486.414
401	07	02	00	Becas a empleados	33.300	0	0	0	0	0	33.300
401	07	03	00	Ayudas por matrimonio a empleados	4.070	0	0	0	0	0	4.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	12.210	0	0	0	0	0	12.210
401	07	05	00	Ayudas por defunción a empleados	2.590	0	0	0	0	0	2.590
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	66.600	0	0	0	0	0	66.600
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	471.578	0	0	0	0	0	471.578

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119361 650024000 ATENCIÓN INTEGRAL: UN PROCESO DE REEDUCACIÓN Y TRANSFORMACIÓN DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA INTEGRAL A LAS PRIVADAS Y PRIVADOS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 48.600 **FEMENINO:** 2.893 **MASCULINO:** 45.707

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650024003 FACILITAR LOS PROCESOS EDUCATIVOS Y DE FORMACIÓN ADECUADA Y EFECTIVA QUE AYUDEN A LOS PRIVADOS (AS) DE LIBERTAD A INTEGRARSE AL MEDIO LABORAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 12.740

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	555.000	0	0	0	0	0	555.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	74.000	0	0	0	0	0	74.000
401	07	10	00	Dotación de uniformes a empleados	259.000	0	0	0	0	0	259.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	7.992	0	0	0	0	0	7.992
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	74	0	0	0	0	0	74
401	08	00	00	Prestaciones sociales e indemnizaciones	806.067	0	0	0	0	0	806.067
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	784.454	0	0	0	0	0	784.454
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	21.613	0	0	0	0	0	21.613
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**914.396**	**0**	**0**	**0**	**0**	**0**	**914.396**
402	01	00	00	Productos alimenticios y agropecuarios	4.000	0	0	0	0	0	4.000
402	01	01	00	Alimentos y bebidas para personas	4.000	0	0	0	0	0	4.000
402	03	00	00	Textiles y vestuarios	15.000	0	0	0	0	0	15.000
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	266.150	0	0	0	0	0	266.150
402	05	03	00	Productos de papel y cartón para oficina	84.250	0	0	0	0	0	84.250
402	05	04	00	Libros, revistas y periódicos	160.000	0	0	0	0	0	160.000
402	05	05	00	Material de enseñanza	21.900	0	0	0	0	0	21.900
402	06	00	00	Productos químicos y derivados	22.940	0	0	0	0	0	22.940
402	06	08	00	Productos plásticos	22.940	0	0	0	0	0	22.940
402	10	00	00	Productos varios y útiles diversos	456.406	0	0	0	0	0	456.406
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	437.741	0	0	0	0	0	437.741
402	10	08	00	Materiales para equipos de computación	18.215	0	0	0	0	0	18.215
402	10	99	00	Otros productos y útiles diversos	450	0	0	0	0	0	450
402	99	00	00	Otros materiales y suministros	149.900	0	0	0	0	0	149.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119361 650024000 ATENCIÓN INTEGRAL: UN PROCESO DE REEDUCACIÓN Y TRANSFORMACIÓN DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA INTEGRAL A LAS PRIVADAS Y PRIVADOS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 48.600 **FEMENINO:** 2.893 **MASCULINO:** 45.707

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650024003 FACILITAR LOS PROCESOS EDUCATIVOS Y DE FORMACIÓN ADECUADA Y EFECTIVA QUE AYUDEN A LOS PRIVADOS (AS) DE LIBERTAD A INTEGRARSE AL MEDIO LABORAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 12.740

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	149.900	0	0	0	0	0	149.900
403	**00**	**00**	**00**	**Servicios no personales**	**579.359**	**0**	**0**	**0**	**0**	0	**579.359**
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.000	0	0	0	0	0	25.000
403	07	03	00	Relaciones sociales	25.000	0	0	0	0	0	25.000
403	09	00	00	Viáticos y pasajes	84.500	0	0	0	0	0	84.500
403	09	01	00	Viáticos y pasajes dentro del país	84.500	0	0	0	0	0	84.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	74.000	0	0	0	0	0	74.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	74.000	0	0	0	0	0	74.000
403	18	00	00	Impuestos indirectos	164.772	0	0	0	0	0	164.772
403	18	01	00	Impuesto al valor agregado	164.772	0	0	0	0	0	164.772
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	15.035	0	0	0	0	0	15.035
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	15.035	0	0	0	0	0	15.035
403	99	00	00	Otros servicios no personales	216.052	0	0	0	0	0	216.052
403	99	01	00	Otros servicios no personales	216.052	0	0	0	0	0	216.052
404	**00**	**00**	**00**	**Activos reales**	**44.118**	**0**	**0**	**0**	**0**	0	**44.118**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	28.828	0	0	0	0	0	28.828
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	28.828	0	0	0	0	0	28.828
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.310	0	0	0	0	0	4.310
404	05	01	00	Equipos de telecomunicaciones	4.310	0	0	0	0	0	4.310
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.980	0	0	0	0	0	10.980
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.980	0	0	0	0	0	10.980
				Totales	**10.500.264**	**0**	**0**	**0**	**0**	0	**10.500.264**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119361 650024000 ATENCIÓN INTEGRAL: UN PROCESO DE REEDUCACIÓN Y TRANSFORMACIÓN DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA INTEGRAL A LAS PRIVADAS Y PRIVADOS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 48.600 **FEMENINO:** 2.893 **MASCULINO:** 45.707

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650024005 FORTALECER LA PARTICIPACIÓN DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD EN ACTIVIDADES CULTURALES Y RECREATIVAS, QUE SIRVAN PARA DESARROLLAR LAS HABILIDADES Y DESTREZAS ARTÍSTICAS Y CULTURALES.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 40

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**691.544**	**0**	**0**	**0**	**0**	0	**691.544**
402	01	00	00	Productos alimenticios y agropecuarios	4.000	0	0	0	0	0	4.000
402	01	01	00	Alimentos y bebidas para personas	4.000	0	0	0	0	0	4.000
402	05	00	00	Productos de papel, cartón e impresos	45.680	0	0	0	0	0	45.680
402	05	03	00	Productos de papel y cartón para oficina	22.680	0	0	0	0	0	22.680
402	05	04	00	Libros, revistas y periódicos	23.000	0	0	0	0	0	23.000
402	06	00	00	Productos químicos y derivados	48.420	0	0	0	0	0	48.420
402	06	08	00	Productos plásticos	48.420	0	0	0	0	0	48.420
402	10	00	00	Productos varios y útiles diversos	593.444	0	0	0	0	0	593.444
402	10	01	00	Artículos de deporte, recreación y juguetes	500.000	0	0	0	0	0	500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	73.029	0	0	0	0	0	73.029
402	10	08	00	Materiales para equipos de computación	18.215	0	0	0	0	0	18.215
402	10	99	00	Otros productos y útiles diversos	2.200	0	0	0	0	0	2.200
403	**00**	**00**	**00**	**Servicios no personales**	**405.638**	**0**	**0**	**0**	**0**	0	**405.638**
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.000	0	0	0	0	0	25.000
403	07	03	00	Relaciones sociales	25.000	0	0	0	0	0	25.000
403	09	00	00	Viáticos y pasajes	84.500	0	0	0	0	0	84.500
403	09	01	00	Viáticos y pasajes dentro del país	84.500	0	0	0	0	0	84.500
403	18	00	00	Impuestos indirectos	296.138	0	0	0	0	0	296.138
403	18	01	00	Impuesto al valor agregado	296.138	0	0	0	0	0	296.138
404	**00**	**00**	**00**	**Activos reales**	**679.648**	**0**	**0**	**0**	**0**	0	**679.648**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	28.828	0	0	0	0	0	28.828
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	28.828	0	0	0	0	0	28.828
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.310	0	0	0	0	0	4.310

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119361 650024000 ATENCIÓN INTEGRAL: UN PROCESO DE REEDUCACIÓN Y TRANSFORMACIÓN DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA INTEGRAL A LAS PRIVADAS Y PRIVADOS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 48.600 **FEMENINO:** 2.893 **MASCULINO:** 45.707

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650024005 FORTALECER LA PARTICIPACIÓN DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD EN ACTIVIDADES CULTURALES Y RECREATIVAS, QUE SIRVAN PARA DESARROLLAR LAS HABILIDADES Y DESTREZAS ARTÍSTICAS Y CULTURALES.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 40

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	01	00	Equipos de telecomunicaciones	4.310	0	0	0	0	0	4.310
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	646.510	0	0	0	0	0	646.510
404	07	02	00	Equipos de enseñanza, deporte y recreación	44.010	0	0	0	0	0	44.010
404	07	06	00	Instrumentos musicales y equipos de audio	602.500	0	0	0	0	0	602.500
				Totales	**1.776.830**	**0**	**0**	**0**	**0**	**0**	**1.776.830**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119361 650024000 ATENCIÓN INTEGRAL: UN PROCESO DE REEDUCACIÓN Y TRANSFORMACIÓN DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA INTEGRAL A LAS PRIVADAS Y PRIVADOS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 48.600 **FEMENINO:** 2.893 **MASCULINO:** 45.707

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650024006 GARANTIZAR Y PROMOVER LA SALUD INTEGRAL DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD, A TRAVÉS DE LA PREVENCIÓN DE LAS ENFERMEDADES, REHABILITACIÓN Y TRATAMIENTO OPORTUNO.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 10.000

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.800.338**	**0**	**0**	**0**	**0**	0	**10.800.338**
402	01	00	00	Productos alimenticios y agropecuarios	4.000	0	0	0	0	0	4.000
402	01	01	00	Alimentos y bebidas para personas	4.000	0	0	0	0	0	4.000
402	05	00	00	Productos de papel, cartón e impresos	30.180	0	0	0	0	0	30.180
402	05	03	00	Productos de papel y cartón para oficina	22.180	0	0	0	0	0	22.180
402	05	04	00	Libros, revistas y periódicos	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	9.732.427	0	0	0	0	0	9.732.427
402	06	04	00	Productos farmacéuticos y medicamentos	9.709.487	0	0	0	0	0	9.709.487
402	06	08	00	Productos plásticos	22.940	0	0	0	0	0	22.940
402	10	00	00	Productos varios y útiles diversos	1.033.731	0	0	0	0	0	1.033.731
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.015.066	0	0	0	0	0	1.015.066
402	10	08	00	Materiales para equipos de computación	18.215	0	0	0	0	0	18.215
402	10	99	00	Otros productos y útiles diversos	450	0	0	0	0	0	450
403	**00**	**00**	**00**	**Servicios no personales**	**2.230.340**	**0**	**0**	**0**	**0**	0	**2.230.340**
403	07	00	00	Servicios de información, impresión y relaciones públicas	110.000	0	0	0	0	0	110.000
403	07	02	00	Imprenta y reproducción	110.000	0	0	0	0	0	110.000
403	10	00	00	Servicios profesionales y técnicos	624.000	0	0	0	0	0	624.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	624.000	0	0	0	0	0	624.000
403	18	00	00	Impuestos indirectos	1.496.340	0	0	0	0	0	1.496.340
403	18	01	00	Impuesto al valor agregado	1.496.340	0	0	0	0	0	1.496.340
404	**00**	**00**	**00**	**Activos reales**	**1.003.264**	**0**	**0**	**0**	**0**	0	**1.003.264**
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.310	0	0	0	0	0	4.310
404	05	01	00	Equipos de telecomunicaciones	4.310	0	0	0	0	0	4.310
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	998.954	0	0	0	0	0	998.954

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 65 - 52

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119361 650024000 ATENCIÓN INTEGRAL: UN PROCESO DE REEDUCACIÓN Y TRANSFORMACIÓN DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA INTEGRAL A LAS PRIVADAS Y PRIVADOS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 48.600 **FEMENINO:** 2.893 **MASCULINO:** 45.707

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650024006 GARANTIZAR Y PROMOVER LA SALUD INTEGRAL DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD, A TRAVÉS DE LA PREVENCIÓN DE LAS ENFERMEDADES, REHABILITACIÓN Y TRATAMIENTO OPORTUNO.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 10.000

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	998.954	0	0	0	0	0	998.954
				Totales	**14.033.942**	**0**	**0**	**0**	**0**	**0**	**14.033.942**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119361 650024000 ATENCIÓN INTEGRAL: UN PROCESO DE REEDUCACIÓN Y TRANSFORMACIÓN DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA INTEGRAL A LAS PRIVADAS Y PRIVADOS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 48.600 **FEMENINO:** 2.893 **MASCULINO:** 45.707

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650024007 PROMOVER LAS ACTIVIDADES DEPORTIVAS EN TODOS LOS ESTABLECIMIENTOS PENITENCIARIOS, CON LA FINALIDAD DE MASIFICAR E IMPULSAR LA EXCELENCIA DEPORTIVA.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 10.000

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.325.391**	**0**	**0**	**0**	**0**	0	**1.325.391**
402	01	00	00	Productos alimenticios y agropecuarios	180.000	0	0	0	0	0	180.000
402	01	01	00	Alimentos y bebidas para personas	180.000	0	0	0	0	0	180.000
402	03	00	00	Textiles y vestuarios	82.500	0	0	0	0	0	82.500
402	03	02	00	Prendas de vestir	82.500	0	0	0	0	0	82.500
402	05	00	00	Productos de papel, cartón e impresos	29.586	0	0	0	0	0	29.586
402	05	03	00	Productos de papel y cartón para oficina	28.586	0	0	0	0	0	28.586
402	05	04	00	Libros, revistas y periódicos	1.000	0	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	72.940	0	0	0	0	0	72.940
402	06	08	00	Productos plásticos	72.940	0	0	0	0	0	72.940
402	10	00	00	Productos varios y útiles diversos	930.365	0	0	0	0	0	930.365
402	10	01	00	Artículos de deporte, recreación y juguetes	829.200	0	0	0	0	0	829.200
402	10	08	00	Materiales para equipos de computación	100.715	0	0	0	0	0	100.715
402	10	99	00	Otros productos y útiles diversos	450	0	0	0	0	0	450
402	99	00	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
402	99	01	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**321.165**	**0**	**0**	**0**	**0**	0	**321.165**
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.000	0	0	0	0	0	25.000
403	07	03	00	Relaciones sociales	25.000	0	0	0	0	0	25.000
403	09	00	00	Viáticos y pasajes	84.500	0	0	0	0	0	84.500
403	09	01	00	Viáticos y pasajes dentro del país	84.500	0	0	0	0	0	84.500
403	10	00	00	Servicios profesionales y técnicos	30.500	0	0	0	0	0	30.500
403	10	07	00	Servicios de capacitación y adiestramiento	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	500	0	0	0	0	0	500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119361 650024000 ATENCIÓN INTEGRAL: UN PROCESO DE REEDUCACIÓN Y TRANSFORMACIÓN DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA INTEGRAL A LAS PRIVADAS Y PRIVADOS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 48.600 **FEMENINO:** 2.893 **MASCULINO:** 45.707

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650024007 PROMOVER LAS ACTIVIDADES DEPORTIVAS EN TODOS LOS ESTABLECIMIENTOS PENITENCIARIOS, CON LA FINALIDAD DE MASIFICAR E IMPULSAR LA EXCELENCIA DEPORTIVA.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 10.000

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	181.165	0	0	0	0	0	181.165
403	18	01	00	Impuesto al valor agregado	181.165	0	0	0	0	0	181.165
404	**00**	**00**	**00**	**Activos reales**	**44.320**	**0**	**0**	**0**	**0**	0	**44.320**
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.310	0	0	0	0	0	4.310
404	05	01	00	Equipos de telecomunicaciones	4.310	0	0	0	0	0	4.310
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	40.010	0	0	0	0	0	40.010
404	07	02	00	Equipos de enseñanza, deporte y recreación	40.010	0	0	0	0	0	40.010
				Totales	**1.690.876**	**0**	**0**	**0**	**0**	0	**1.690.876**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119361 650024000 ATENCIÓN INTEGRAL: UN PROCESO DE REEDUCACIÓN Y TRANSFORMACIÓN DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: ATENDER DE MANERA INTEGRAL A LAS PRIVADAS Y PRIVADOS DE LIBERTAD DEL SISTEMA PENITENCIARIO VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 48.600 **FEMENINO:** 2.893 **MASCULINO:** 45.707

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650024008 DOTACIÓN Y DISTRIBUCIÓN DE INSUMOS

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 10.000

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**121.000**	**0**	**0**	**0**	**0**	**0**	**121.000**
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehículos	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	21.000	0	0	0	0	0	21.000
402	06	06	00	Combustibles y lubricantes	21.000	0	0	0	0	0	21.000
403	**00**	**00**	**00**	**Servicios no personales**	**181.176**	**0**	**0**	**0**	**0**	**0**	**181.176**
403	09	00	00	Viáticos y pasajes	148.800	0	0	0	0	0	148.800
403	09	01	00	Viáticos y pasajes dentro del país	148.800	0	0	0	0	0	148.800
403	18	00	00	Impuestos indirectos	32.376	0	0	0	0	0	32.376
403	18	01	00	Impuesto al valor agregado	32.376	0	0	0	0	0	32.376
				Totales	**302.176**	**0**	**0**	**0**	**0**	**0**	**302.176**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119280 650025000 GARANTIZAR LA SEGURIDAD INTEGRAL DE LOS ESTABLECIMIENTOS PENITENCIARIOS PARA LA IMPLEMENTACIÓN DE LAS POLÍTICAS DE TRANSFORMACIÓN SOCIAL DE LOS Y LAS PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD INTEGRAL DENTRO DE LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 46.000 **FEMENINO:** 2.770 **MASCULINO:** 43.230

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGURIDAD Y CUSTODIA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.902.586**	**0**	**0**	**0**	**0**	**0**	**7.902.586**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.824.781	0	0	0	0	0	1.824.781
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	57.161	0	0	0	0	0	57.161
401	01	18	00	Remuneraciones al personal contratado	1.390.922	0	0	0	0	0	1.390.922
401	01	99	00	Otras retribuciones	376.698	0	0	0	0	0	376.698
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	828.061	0	0	0	0	0	828.061
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	828.061	0	0	0	0	0	828.061
401	03	00	00	Primas	1.376.088	0	0	0	0	0	1.376.088
401	03	02	00	Primas de transporte a empleados	8.100	0	0	0	0	0	8.100
401	03	03	00	Primas por hogar a empleados	14.580	0	0	0	0	0	14.580
401	03	04	00	Primas por hijos a empleados	5.400	0	0	0	0	0	5.400
401	03	08	00	Primas de profesionalización a empleados	6.859	0	0	0	0	0	6.859
401	03	09	00	Primas por antigüedad a empleados	5.716	0	0	0	0	0	5.716
401	03	31	00	Primas por riesgo al personal militar y de seguridad	886.950	0	0	0	0	0	886.950
401	03	37	00	Primas de transporte al personal contratado	41.100	0	0	0	0	0	41.100
401	03	38	00	Primas por hogar al personal contratado	73.980	0	0	0	0	0	73.980
401	03	39	00	Primas por hijos al personal contratado	27.400	0	0	0	0	0	27.400
401	03	40	00	Primas de profesionalización al personal contratado	166.911	0	0	0	0	0	166.911
401	03	41	00	Primas por antigüedad al personal contratado	139.092	0	0	0	0	0	139.092
401	04	00	00	Complementos de sueldos y salarios	1.202.898	0	0	0	0	0	1.202.898
401	04	08	00	Bono compensatorio de alimentación a empleados	28.350	0	0	0	0	0	28.350
401	04	26	00	Bono compensatorio de alimentación al personal contratado	689.850	0	0	0	0	0	689.850
401	04	96	00	Otros complementos a empleados	133.030	0	0	0	0	0	133.030
401	04	98	00	Otros complementos al personal contratado	351.668	0	0	0	0	0	351.668
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	343.847	0	0	0	0	0	343.847
401	05	01	00	Aguinaldos a empleados	150	0	0	0	0	0	150
401	05	03	00	Bono vacacional a empleados	20.808	0	0	0	0	0	20.808
401	05	07	00	Aguinaldos al personal contratado	2.729	0	0	0	0	0	2.729

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119280 650025000 GARANTIZAR LA SEGURIDAD INTEGRAL DE LOS ESTABLECIMIENTOS PENITENCIARIOS PARA LA IMPLEMENTACIÓN DE LAS POLÍTICAS DE TRANSFORMACIÓN SOCIAL DE LOS Y LAS PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD INTEGRAL DENTRO DE LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 46.000 **FEMENINO:** 2.770 **MASCULINO:** 43.230

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGURIDAD Y CUSTODIA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	320.160	0	0	0	0	0	320.160
401	06	00	00	Aportes patronales y legales	212.176	0	0	0	0	0	212.176
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.607	0	0	0	0	0	2.607
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	39.543	0	0	0	0	0	39.543
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.000	0	0	0	0	0	1.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	5.618	0	0	0	0	0	5.618
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	63.440	0	0	0	0	0	63.440
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	75.627	0	0	0	0	0	75.627
401	06	95	00	Otros aportes legales por personal contratado	24.341	0	0	0	0	0	24.341
401	07	00	00	Asistencia socio-económica	1.437.691	0	0	0	0	0	1.437.691
401	07	02	00	Becas a empleados	34.200	0	0	0	0	0	34.200
401	07	03	00	Ayudas por matrimonio a empleados	4.180	0	0	0	0	0	4.180
401	07	04	00	Ayudas por nacimiento de hijos a empleados	12.540	0	0	0	0	0	12.540
401	07	05	00	Ayudas por defunción a empleados	2.660	0	0	0	0	0	2.660
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	68.400	0	0	0	0	0	68.400
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	395.427	0	0	0	0	0	395.427
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	22.500	0	0	0	0	0	22.500
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	76.000	0	0	0	0	0	76.000
401	07	10	00	Dotación de uniformes a empleados	266.000	0	0	0	0	0	266.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	8.208	0	0	0	0	0	8.208
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	76	0	0	0	0	0	76
401	07	33	00	Asistencia socio-económica al personal contratado	547.500	0	0	0	0	0	547.500
401	08	00	00	Prestaciones sociales e indemnizaciones	677.044	0	0	0	0	0	677.044
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	46.818	0	0	0	0	0	46.818
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	630.226	0	0	0	0	0	630.226
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.498.798**	**0**	**0**	**0**	**0**	**0**	**9.498.798**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119280 650025000 GARANTIZAR LA SEGURIDAD INTEGRAL DE LOS ESTABLECIMIENTOS PENITENCIARIOS PARA LA IMPLEMENTACIÓN DE LAS POLÍTICAS DE TRANSFORMACIÓN SOCIAL DE LOS Y LAS PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD INTEGRAL DENTRO DE LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 46.000 **FEMENINO:** 2.770 **MASCULINO:** 43.230

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGURIDAD Y CUSTODIA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	00	00	Textiles y vestuarios	1.180.500	0	0	0	0	0	1.180.500
402	03	02	00	Prendas de vestir	1.050.000	0	0	0	0	0	1.050.000
402	03	03	00	Calzados	130.500	0	0	0	0	0	130.500
402	05	00	00	Productos de papel, cartón e impresos	330.000	0	0	0	0	0	330.000
402	05	03	00	Productos de papel y cartón para oficina	330.000	0	0	0	0	0	330.000
402	08	00	00	Productos metálicos	6.667.500	0	0	0	0	0	6.667.500
402	08	05	00	Materiales de orden público, seguridad y defensa	6.667.500	0	0	0	0	0	6.667.500
402	10	00	00	Productos varios y útiles diversos	1.320.798	0	0	0	0	0	1.320.798
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	540.798	0	0	0	0	0	540.798
402	10	08	00	Materiales para equipos de computación	780.000	0	0	0	0	0	780.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.674.135**	**0**	**0**	**0**	**0**	**0**	**3.674.135**
403	09	00	00	Viáticos y pasajes	590.000	0	0	0	0	0	590.000
403	09	01	00	Viáticos y pasajes dentro del país	590.000	0	0	0	0	0	590.000
403	10	00	00	Servicios profesionales y técnicos	36.000	0	0	0	0	0	36.000
403	10	07	00	Servicios de capacitación y adiestramiento	36.000	0	0	0	0	0	36.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	76.000	0	0	0	0	0	76.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	76.000	0	0	0	0	0	76.000
403	18	00	00	Impuestos indirectos	2.734.803	0	0	0	0	0	2.734.803
403	18	01	00	Impuesto al valor agregado	2.734.803	0	0	0	0	0	2.734.803
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	15.441	0	0	0	0	0	15.441
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	15.441	0	0	0	0	0	15.441
403	99	00	00	Otros servicios no personales	221.891	0	0	0	0	0	221.891
403	99	01	00	Otros servicios no personales	221.891	0	0	0	0	0	221.891
404	**00**	**00**	**00**	**Activos reales**	**12.178.000**	**0**	**0**	**0**	**0**	**0**	**12.178.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	174.000	0	0	0	0	0	174.000
404	05	01	00	Equipos de telecomunicaciones	174.000	0	0	0	0	0	174.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	13.000	0	0	0	0	0	13.000
404	07	01	00	Equipos científicos y de laboratorio	13.000	0	0	0	0	0	13.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119280 650025000 GARANTIZAR LA SEGURIDAD INTEGRAL DE LOS ESTABLECIMIENTOS PENITENCIARIOS PARA LA IMPLEMENTACIÓN DE LAS POLÍTICAS DE TRANSFORMACIÓN SOCIAL DE LOS Y LAS PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD INTEGRAL DENTRO DE LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 46.000 **FEMENINO:** 2.770 **MASCULINO:** 43.230

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGURIDAD Y CUSTODIA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	10.751.000	0	0	0	0	0	10.751.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	9.159.000	0	0	0	0	0	9.159.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	1.592.000	0	0	0	0	0	1.592.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	240.000	0	0	0	0	0	240.000
404	09	02	00	Equipos de computación	240.000	0	0	0	0	0	240.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	1.000.000	0	0	0	0	0	1.000.000
404	11	05	00	Adquisición de maquinaria y equipos usados	1.000.000	0	0	0	0	0	1.000.000
404	11	05	06	Equipos para seguridad pública	1.000.000	0	0	0	0	0	1.000.000
				Totales	**33.253.519**	**0**	**0**	**0**	**0**	**0**	**33.253.519**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119280 650025000 GARANTIZAR LA SEGURIDAD INTEGRAL DE LOS ESTABLECIMIENTOS PENITENCIARIOS PARA LA IMPLEMENTACIÓN DE LAS POLÍTICAS DE TRANSFORMACIÓN SOCIAL DE LOS Y LAS PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD INTEGRAL DENTRO DE LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 46.000 **FEMENINO:** 2.770 **MASCULINO:** 43.230

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGURIDAD Y CUSTODIA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119280 650025000 GARANTIZAR LA SEGURIDAD INTEGRAL DE LOS ESTABLECIMIENTOS PENITENCIARIOS PARA LA IMPLEMENTACIÓN DE LAS POLÍTICAS DE TRANSFORMACIÓN SOCIAL DE LOS Y LAS PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD INTEGRAL DENTRO DE LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 46.000 **FEMENINO:** 2.770 **MASCULINO:** 43.230

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGURIDAD Y CUSTODIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650025004 DISEÑAR E IMPLEMENTAR LOS MECANISMOS Y ESTRATEGIAS ASOCIADAS A LOS DISPOSITIVOS DE SEGURIDAD Y CUSTODIA A FIN DE APOYAR Y ATENDER EL CONTROL INTERNO DE LOS ESTABLECIMIENTOS PENITENCIARIOS

UNIDAD DE MEDIDA: CONTROL **META:** 514

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.902.586**	0	0	0	0	0	**7.902.586**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.824.781	0	0	0	0	0	1.824.781
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	57.161	0	0	0	0	0	57.161
401	01	18	00	Remuneraciones al personal contratado	1.390.922	0	0	0	0	0	1.390.922
401	01	99	00	Otras retribuciones	376.698	0	0	0	0	0	376.698
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	828.061	0	0	0	0	0	828.061
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	828.061	0	0	0	0	0	828.061
401	03	00	00	Primas	1.376.088	0	0	0	0	0	1.376.088
401	03	02	00	Primas de transporte a empleados	8.100	0	0	0	0	0	8.100
401	03	03	00	Primas por hogar a empleados	14.580	0	0	0	0	0	14.580
401	03	04	00	Primas por hijos a empleados	5.400	0	0	0	0	0	5.400
401	03	08	00	Primas de profesionalización a empleados	6.859	0	0	0	0	0	6.859
401	03	09	00	Primas por antigüedad a empleados	5.716	0	0	0	0	0	5.716
401	03	31	00	Primas por riesgo al personal militar y de seguridad	886.950	0	0	0	0	0	886.950
401	03	37	00	Primas de transporte al personal contratado	41.100	0	0	0	0	0	41.100
401	03	38	00	Primas por hogar al personal contratado	73.980	0	0	0	0	0	73.980
401	03	39	00	Primas por hijos al personal contratado	27.400	0	0	0	0	0	27.400
401	03	40	00	Primas de profesionalización al personal contratado	166.911	0	0	0	0	0	166.911
401	03	41	00	Primas por antigüedad al personal contratado	139.092	0	0	0	0	0	139.092
401	04	00	00	Complementos de sueldos y salarios	1.202.898	0	0	0	0	0	1.202.898
401	04	08	00	Bono compensatorio de alimentación a empleados	28.350	0	0	0	0	0	28.350
401	04	26	00	Bono compensatorio de alimentación al personal contratado	689.850	0	0	0	0	0	689.850
401	04	96	00	Otros complementos a empleados	133.030	0	0	0	0	0	133.030

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119280 650025000 GARANTIZAR LA SEGURIDAD INTEGRAL DE LOS ESTABLECIMIENTOS PENITENCIARIOS PARA LA IMPLEMENTACIÓN DE LAS POLÍTICAS DE TRANSFORMACIÓN SOCIAL DE LOS Y LAS PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD INTEGRAL DENTRO DE LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 46.000 **FEMENINO:** 2.770 **MASCULINO:** 43.230

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGURIDAD Y CUSTODIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650025004 DISEÑAR E IMPLEMENTAR LOS MECANISMOS Y ESTRATEGIAS ASOCIADAS A LOS DISPOSITIVOS DE SEGURIDAD Y CUSTODIA A FIN DE APOYAR Y ATENDER EL CONTROL INTERNO DE LOS ESTABLECIMIENTOS PENITENCIARIOS

UNIDAD DE MEDIDA: CONTROL **META:** 514

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	98	00	Otros complementos al personal contratado	351.668	0	0	0	0	0	351.668
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	343.847	0	0	0	0	0	343.847
401	05	01	00	Aguinaldos a empleados	150	0	0	0	0	0	150
401	05	03	00	Bono vacacional a empleados	20.808	0	0	0	0	0	20.808
401	05	07	00	Aguinaldos al personal contratado	2.729	0	0	0	0	0	2.729
401	05	08	00	Bono vacacional al personal contratado	320.160	0	0	0	0	0	320.160
401	06	00	00	Aportes patronales y legales	212.176	0	0	0	0	0	212.176
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.607	0	0	0	0	0	2.607
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	39.543	0	0	0	0	0	39.543
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.000	0	0	0	0	0	1.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	5.618	0	0	0	0	0	5.618
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	63.440	0	0	0	0	0	63.440
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	75.627	0	0	0	0	0	75.627
401	06	95	00	Otros aportes legales por personal contratado	24.341	0	0	0	0	0	24.341
401	07	00	00	Asistencia socio-económica	1.437.691	0	0	0	0	0	1.437.691
401	07	02	00	Becas a empleados	34.200	0	0	0	0	0	34.200
401	07	03	00	Ayudas por matrimonio a empleados	4.180	0	0	0	0	0	4.180
401	07	04	00	Ayudas por nacimiento de hijos a empleados	12.540	0	0	0	0	0	12.540
401	07	05	00	Ayudas por defunción a empleados	2.660	0	0	0	0	0	2.660
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	68.400	0	0	0	0	0	68.400
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	395.427	0	0	0	0	0	395.427
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	22.500	0	0	0	0	0	22.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119280 650025000 GARANTIZAR LA SEGURIDAD INTEGRAL DE LOS ESTABLECIMIENTOS PENITENCIARIOS PARA LA IMPLEMENTACIÓN DE LAS POLÍTICAS DE TRANSFORMACIÓN SOCIAL DE LOS Y LAS PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD INTEGRAL DENTRO DE LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 46.000 **FEMENINO:** 2.770 **MASCULINO:** 43.230

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGURIDAD Y CUSTODIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650025004 DISEÑAR E IMPLEMENTAR LOS MECANISMOS Y ESTRATEGIAS ASOCIADAS A LOS DISPOSITIVOS DE SEGURIDAD Y CUSTODIA A FIN DE APOYAR Y ATENDER EL CONTROL INTERNO DE LOS ESTABLECIMIENTOS PENITENCIARIOS

UNIDAD DE MEDIDA: CONTROL **META:** 514

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	76.000	0	0	0	0	0	76.000
401	07	10	00	Dotación de uniformes a empleados	266.000	0	0	0	0	0	266.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	8.208	0	0	0	0	0	8.208
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	76	0	0	0	0	0	76
401	07	33	00	Asistencia socio-económica al personal contratado	547.500	0	0	0	0	0	547.500
401	08	00	00	Prestaciones sociales e indemnizaciones	677.044	0	0	0	0	0	677.044
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	46.818	0	0	0	0	0	46.818
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	630.226	0	0	0	0	0	630.226
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.297.708**	**0**	**0**	**0**	**0**	**0**	**4.297.708**
402	05	00	00	Productos de papel, cartón e impresos	110.000	0	0	0	0	0	110.000
402	05	03	00	Productos de papel y cartón para oficina	110.000	0	0	0	0	0	110.000
402	08	00	00	Productos metálicos	3.950.000	0	0	0	0	0	3.950.000
402	08	05	00	Materiales de orden público, seguridad y defensa	3.950.000	0	0	0	0	0	3.950.000
402	10	00	00	Productos varios y útiles diversos	237.708	0	0	0	0	0	237.708
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	207.708	0	0	0	0	0	207.708
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.794.638**	**0**	**0**	**0**	**0**	**0**	**1.794.638**
403	09	00	00	Viáticos y pasajes	236.000	0	0	0	0	0	236.000
403	09	01	00	Viáticos y pasajes dentro del país	236.000	0	0	0	0	0	236.000
403	10	00	00	Servicios profesionales y técnicos	36.000	0	0	0	0	0	36.000
403	10	07	00	Servicios de capacitación y adiestramiento	36.000	0	0	0	0	0	36.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	76.000	0	0	0	0	0	76.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	76.000	0	0	0	0	0	76.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119280 650025000 GARANTIZAR LA SEGURIDAD INTEGRAL DE LOS ESTABLECIMIENTOS PENITENCIARIOS PARA LA IMPLEMENTACIÓN DE LAS POLÍTICAS DE TRANSFORMACIÓN SOCIAL DE LOS Y LAS PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD INTEGRAL DENTRO DE LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 46.000 **FEMENINO:** 2.770 **MASCULINO:** 43.230

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGURIDAD Y CUSTODIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650025004 DISEÑAR E IMPLEMENTAR LOS MECANISMOS Y ESTRATEGIAS ASOCIADAS A LOS DISPOSITIVOS DE SEGURIDAD Y CUSTODIA A FIN DE APOYAR Y ATENDER EL CONTROL INTERNO DE LOS ESTABLECIMIENTOS PENITENCIARIOS

UNIDAD DE MEDIDA: CONTROL **META:** 514

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	1.209.306	0	0	0	0	0	1.209.306
403	18	01	00	Impuesto al valor agregado	1.209.306	0	0	0	0	0	1.209.306
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	15.441	0	0	0	0	0	15.441
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	15.441	0	0	0	0	0	15.441
403	99	00	00	Otros servicios no personales	221.891	0	0	0	0	0	221.891
403	99	01	00	Otros servicios no personales	221.891	0	0	0	0	0	221.891
404	**00**	**00**	**00**	**Activos reales**	**5.194.500**	**0**	**0**	**0**	**0**	**0**	**5.194.500**
404	05	00	00	Equipos de comunicaciones y de señalamiento	127.500	0	0	0	0	0	127.500
404	05	01	00	Equipos de telecomunicaciones	127.500	0	0	0	0	0	127.500
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	5.067.000	0	0	0	0	0	5.067.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	4.300.000	0	0	0	0	0	4.300.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	767.000	0	0	0	0	0	767.000
				Totales	**19.189.432**	**0**	**0**	**0**	**0**	0	**19.189.432**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119280 650025000 GARANTIZAR LA SEGURIDAD INTEGRAL DE LOS ESTABLECIMIENTOS PENITENCIARIOS PARA LA IMPLEMENTACIÓN DE LAS POLÍTICAS DE TRANSFORMACIÓN SOCIAL DE LOS Y LAS PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD INTEGRAL DENTRO DE LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 46.000 **FEMENINO:** 2.770 **MASCULINO:** 43.230

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGURIDAD Y CUSTODIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650025005 DISEÑAR LA POLÍTICA ORIENTADA A ESTABLECER EL RÉGIMEN PENITENCIARIO DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.447.060**	**0**	**0**	**0**	**0**	0	**3.447.060**
402	03	00	00	Textiles y vestuarios	1.050.000	0	0	0	0	0	1.050.000
402	03	02	00	Prendas de vestir	1.050.000	0	0	0	0	0	1.050.000
402	05	00	00	Productos de papel, cartón e impresos	110.000	0	0	0	0	0	110.000
402	05	03	00	Productos de papel y cartón para oficina	110.000	0	0	0	0	0	110.000
402	08	00	00	Productos metálicos	1.650.000	0	0	0	0	0	1.650.000
402	08	05	00	Materiales de orden público, seguridad y defensa	1.650.000	0	0	0	0	0	1.650.000
402	10	00	00	Productos varios y útiles diversos	637.060	0	0	0	0	0	637.060
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	137.060	0	0	0	0	0	137.060
402	10	08	00	Materiales para equipos de computación	500.000	0	0	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**964.967**	**0**	**0**	**0**	**0**	0	**964.967**
403	09	00	00	Viáticos y pasajes	118.000	0	0	0	0	0	118.000
403	09	01	00	Viáticos y pasajes dentro del país	118.000	0	0	0	0	0	118.000
403	18	00	00	Impuestos indirectos	846.967	0	0	0	0	0	846.967
403	18	01	00	Impuesto al valor agregado	846.967	0	0	0	0	0	846.967
404	**00**	**00**	**00**	**Activos reales**	**3.493.000**	**0**	**0**	**0**	**0**	0	**3.493.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	24.500	0	0	0	0	0	24.500
404	05	01	00	Equipos de telecomunicaciones	24.500	0	0	0	0	0	24.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	13.000	0	0	0	0	0	13.000
404	07	01	00	Equipos científicos y de laboratorio	13.000	0	0	0	0	0	13.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	2.835.500	0	0	0	0	0	2.835.500
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	2.429.500	0	0	0	0	0	2.429.500
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	406.000	0	0	0	0	0	406.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119280 650025000 GARANTIZAR LA SEGURIDAD INTEGRAL DE LOS ESTABLECIMIENTOS PENITENCIARIOS PARA LA IMPLEMENTACIÓN DE LAS POLÍTICAS DE TRANSFORMACIÓN SOCIAL DE LOS Y LAS PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD INTEGRAL DENTRO DE LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 46.000 **FEMENINO:** 2.770 **MASCULINO:** 43.230

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGURIDAD Y CUSTODIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650025005 DISEÑAR LA POLÍTICA ORIENTADA A ESTABLECER EL RÉGIMEN PENITENCIARIO DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	120.000	0	0	0	0	0	120.000
404	09	02	00	Equipos de computación	120.000	0	0	0	0	0	120.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	500.000	0	0	0	0	0	500.000
404	11	05	00	Adquisición de maquinaria y equipos usados	500.000	0	0	0	0	0	500.000
404	11	05	06	Equipos para seguridad pública	500.000	0	0	0	0	0	500.000
				Totales	**7.905.027**	**0**	**0**	**0**	**0**	0	**7.905.027**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119280 650025000 GARANTIZAR LA SEGURIDAD INTEGRAL DE LOS ESTABLECIMIENTOS PENITENCIARIOS PARA LA IMPLEMENTACIÓN DE LAS POLÍTICAS DE TRANSFORMACIÓN SOCIAL DE LOS Y LAS PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD INTEGRAL DENTRO DE LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 46.000 **FEMENINO:** 2.770 **MASCULINO:** 43.230

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGURIDAD Y CUSTODIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650025006 IMPLEMENTAR LOS MECANISMOS DE SEGURIDAD Y CUSTODIA ADECUADOS A FÍN DE ATENDER LOS TRASLADOS

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 13.299

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.754.030**	0	0	0	0	0	**1.754.030**
402	03	00	00	Textiles y vestuarios	130.500	0	0	0	0	0	130.500
402	03	03	00	Calzados	130.500	0	0	0	0	0	130.500
402	05	00	00	Productos de papel, cartón e impresos	110.000	0	0	0	0	0	110.000
402	05	03	00	Productos de papel y cartón para oficina	110.000	0	0	0	0	0	110.000
402	08	00	00	Productos metálicos	1.067.500	0	0	0	0	0	1.067.500
402	08	05	00	Materiales de orden público, seguridad y defensa	1.067.500	0	0	0	0	0	1.067.500
402	10	00	00	Productos varios y útiles diversos	446.030	0	0	0	0	0	446.030
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	196.030	0	0	0	0	0	196.030
402	10	08	00	Materiales para equipos de computación	250.000	0	0	0	0	0	250.000
403	**00**	**00**	**00**	**Servicios no personales**	**914.530**	0	0	0	0	0	**914.530**
403	09	00	00	Viáticos y pasajes	236.000	0	0	0	0	0	236.000
403	09	01	00	Viáticos y pasajes dentro del país	236.000	0	0	0	0	0	236.000
403	18	00	00	Impuestos indirectos	678.530	0	0	0	0	0	678.530
403	18	01	00	Impuesto al valor agregado	678.530	0	0	0	0	0	678.530
404	**00**	**00**	**00**	**Activos reales**	**3.490.500**	0	0	0	0	0	**3.490.500**
404	05	00	00	Equipos de comunicaciones y de señalamiento	22.000	0	0	0	0	0	22.000
404	05	01	00	Equipos de telecomunicaciones	22.000	0	0	0	0	0	22.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	2.848.500	0	0	0	0	0	2.848.500
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	2.429.500	0	0	0	0	0	2.429.500
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	419.000	0	0	0	0	0	419.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	120.000	0	0	0	0	0	120.000
404	09	02	00	Equipos de computación	120.000	0	0	0	0	0	120.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119280 650025000 GARANTIZAR LA SEGURIDAD INTEGRAL DE LOS ESTABLECIMIENTOS PENITENCIARIOS PARA LA IMPLEMENTACIÓN DE LAS POLÍTICAS DE TRANSFORMACIÓN SOCIAL DE LOS Y LAS PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD INTEGRAL DENTRO DE LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 46.000 **FEMENINO:** 2.770 **MASCULINO:** 43.230

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGURIDAD Y CUSTODIA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650025006 IMPLEMENTAR LOS MECANISMOS DE SEGURIDAD Y CUSTODIA ADECUADOS A FÍN DE ATENDER LOS TRASLADOS

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 13.299

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	11	00	00	Inmuebles, maquinaria y equipos usados	500.000	0	0	0	0	0	500.000
404	11	05	00	Adquisición de maquinaria y equipos usados	500.000	0	0	0	0	0	500.000
404	11	05	06	Equipos para seguridad pública	500.000	0	0	0	0	0	500.000
				Totales	**6.159.060**	0	0	0	0	0	**6.159.060**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119327 650026000 ASISTENCIA INTEGRAL A LOS EGRESADOS Y EGRESADAS CON BENEFICIOS DEL SISTEMA PENAL VENEZOLANO

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE TRANSFORMACIÓN SOCIAL-INTEGRAL DE LOS EX PRIVADOS Y EX PRIVADAS EXISTENTE QUE EGRESAN DEL SISTEMA PENITENCIARIO VENEZOLANO EN LAS ÁREAS, DE INSERCIÓN LABORAL, INSERCIÓN SOCIO-PRODUCTIVA, E IMPLEMENTACIÓN DE UN PLAN DE ACOMPAÑAMIENTO Y SEGUIMIENTO DE TODOS LOS PROCESOS.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA

META: 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASISTENCIA POST-PENITENCIARIA Y AL ADOLESCENTE EGRESADO DEL SISTEMA DE RESPONSABILIDAD PENAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.771.988**	**0**	**0**	**0**	**0**	**0**	**2.771.988**
401	01	00	00	Sueldos, salarios y otras retribuciones	727.912	0	0	0	0	0	727.912
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	243.000	0	0	0	0	0	243.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	302.813	0	0	0	0	0	302.813
401	01	99	00	Otras retribuciones	182.099	0	0	0	0	0	182.099
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	347.395	0	0	0	0	0	347.395
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	85.862	0	0	0	0	0	85.862
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	261.533	0	0	0	0	0	261.533
401	03	00	00	Primas	395.559	0	0	0	0	0	395.559
401	03	01	00	Primas por mérito a empleados	3.150	0	0	0	0	0	3.150
401	03	02	00	Primas de transporte a empleados	4.800	0	0	0	0	0	4.800
401	03	03	00	Primas por hogar a empleados	8.640	0	0	0	0	0	8.640
401	03	04	00	Primas por hijos a empleados	3.200	0	0	0	0	0	3.200
401	03	08	00	Primas de profesionalización a empleados	29.160	0	0	0	0	0	29.160
401	03	09	00	Primas por antigüedad a empleados	9.990	0	0	0	0	0	9.990
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	16.200	0	0	0	0	0	16.200
401	03	17	00	Primas de transporte a obreros	40.500	0	0	0	0	0	40.500
401	03	18	00	Primas por hogar a obreros	72.900	0	0	0	0	0	72.900
401	03	19	00	Primas por hijos de obreros	27.000	0	0	0	0	0	27.000
401	03	21	00	Primas por antigüedad a obreros	30.281	0	0	0	0	0	30.281
401	03	22	00	Primas de profesionalización a obreros	36.338	0	0	0	0	0	36.338
401	03	31	00	Primas por riesgo al personal militar y de seguridad	113.400	0	0	0	0	0	113.400
401	04	00	00	Complementos de sueldos y salarios	399.449	0	0	0	0	0	399.449
401	04	08	00	Bono compensatorio de alimentación a empleados	75.600	0	0	0	0	0	75.600
401	04	18	00	Bono compensatorio de alimentación a obreros	141.750	0	0	0	0	0	141.750
401	04	96	00	Otros complementos a empleados	28.435	0	0	0	0	0	28.435
401	04	97	00	Otros complementos a obreros	153.664	0	0	0	0	0	153.664

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119327 650026000 ASISTENCIA INTEGRAL A LOS EGRESADOS Y EGRESADAS CON BENEFICIOS DEL SISTEMA PENAL VENEZOLANO

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE TRANSFORMACIÓN SOCIAL-INTEGRAL DE LOS EX PRIVADOS Y EX PRIVADAS EXISTENTE QUE EGRESAN DEL SISTEMA PENITENCIARIO VENEZOLANO EN LAS ÁREAS, DE INSERCIÓN LABORAL, INSERCIÓN SOCIO-PRODUCTIVA, E IMPLEMENTACIÓN DE UN PLAN DE ACOMPAÑAMIENTO Y SEGUIMIENTO DE TODOS LOS PROCESOS.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA

META: 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASISTENCIA POST-PENITENCIARIA Y AL ADOLESCENTE EGRESADO DEL SISTEMA DE RESPONSABILIDAD PENAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	115.366	0	0	0	0	0	115.366
401	05	01	00	Aguinaldos a empleados	299	0	0	0	0	0	299
401	05	03	00	Bono vacacional a empleados	42.593	0	0	0	0	0	42.593
401	05	04	00	Aguinaldos a obreros	561	0	0	0	0	0	561
401	05	06	00	Bono vacacional a obreros	71.913	0	0	0	0	0	71.913
401	06	00	00	Aportes patronales y legales	74.169	0	0	0	0	0	74.169
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	6.952	0	0	0	0	0	6.952
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	5.168	0	0	0	0	0	5.168
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.253	0	0	0	0	0	4.253
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	10.337	0	0	0	0	0	10.337
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	13.036	0	0	0	0	0	13.036
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	9.708	0	0	0	0	0	9.708
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	19.416	0	0	0	0	0	19.416
401	06	97	00	Otros aportes legales por obreros	5.299	0	0	0	0	0	5.299
401	07	00	00	Asistencia socio-económica	464.194	0	0	0	0	0	464.194
401	07	02	00	Becas a empleados	3.600	0	0	0	0	0	3.600
401	07	03	00	Ayudas por matrimonio a empleados	440	0	0	0	0	0	440
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.320	0	0	0	0	0	1.320
401	07	05	00	Ayudas por defunción a empleados	280	0	0	0	0	0	280
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	7.200	0	0	0	0	0	7.200
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	51.684	0	0	0	0	0	51.684
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	60.000	0	0	0	0	0	60.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	8.000	0	0	0	0	0	8.000
401	07	10	00	Dotación de uniformes a empleados	28.000	0	0	0	0	0	28.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	864	0	0	0	0	0	864
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	14	0	0	0	0	0	14

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119327 650026000 ASISTENCIA INTEGRAL A LOS EGRESADOS Y EGRESADAS CON BENEFICIOS DEL SISTEMA PENAL VENEZOLANO

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE TRANSFORMACIÓN SOCIAL-INTEGRAL DE LOS EX PRIVADOS Y EX PRIVADAS EXISTENTE QUE EGRESAN DEL SISTEMA PENITENCIARIO VENEZOLANO EN LAS ÁREAS, DE INSERCIÓN LABORAL, INSERCIÓN SOCIO-PRODUCTIVA, E IMPLEMENTACIÓN DE UN PLAN DE ACOMPAÑAMIENTO Y SEGUIMIENTO DE TODOS LOS PROCESOS.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA

META: 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASISTENCIA POST-PENITENCIARIA Y AL ADOLESCENTE EGRESADO DEL SISTEMA DE RESPONSABILIDAD PENAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	18	00	Becas a obreros	6.750	0	0	0	0	0	6.750
401	07	19	00	Ayudas por matrimonio de obreros	825	0	0	0	0	0	825
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.475	0	0	0	0	0	2.475
401	07	21	00	Ayudas por defunción a obreros	525	0	0	0	0	0	525
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	13.500	0	0	0	0	0	13.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	97.082	0	0	0	0	0	97.082
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	112.500	0	0	0	0	0	112.500
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	15.000	0	0	0	0	0	15.000
401	07	26	00	Dotación de uniformes a obreros	52.500	0	0	0	0	0	52.500
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.620	0	0	0	0	0	1.620
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	15	0	0	0	0	0	15
401	08	00	00	Prestaciones sociales e indemnizaciones	247.944	0	0	0	0	0	247.944
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	86.140	0	0	0	0	0	86.140
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	161.804	0	0	0	0	0	161.804
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.503.440**	**0**	**0**	**0**	**0**	**0**	**13.503.440**
402	01	00	00	Productos alimenticios y agropecuarios	598.500	0	0	0	0	0	598.500
402	01	01	00	Alimentos y bebidas para personas	598.500	0	0	0	0	0	598.500
402	03	00	00	Textiles y vestuarios	1.211.101	0	0	0	0	0	1.211.101
402	03	01	00	Textiles	878.601	0	0	0	0	0	878.601
402	03	02	00	Prendas de vestir	332.500	0	0	0	0	0	332.500
402	05	00	00	Productos de papel, cartón e impresos	3.486.409	0	0	0	0	0	3.486.409
402	05	01	00	Pulpa de madera, papel y cartón	692.250	0	0	0	0	0	692.250
402	05	03	00	Productos de papel y cartón para oficina	2.543.559	0	0	0	0	0	2.543.559
402	05	04	00	Libros, revistas y periódicos	30.000	0	0	0	0	0	30.000
402	05	05	00	Material de enseñanza	220.600	0	0	0	0	0	220.600
402	06	00	00	Productos químicos y derivados	1.230.999	0	0	0	0	0	1.230.999
402	06	03	00	Tintas, pinturas y colorantes	275.700	0	0	0	0	0	275.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119327 650026000 ASISTENCIA INTEGRAL A LOS EGRESADOS Y EGRESADAS CON BENEFICIOS DEL SISTEMA PENAL VENEZOLANO

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE TRANSFORMACIÓN SOCIAL-INTEGRAL DE LOS EX PRIVADOS Y EX PRIVADAS EXISTENTE QUE EGRESAN DEL SISTEMA PENITENCIARIO VENEZOLANO EN LAS ÁREAS, DE INSERCIÓN LABORAL, INSERCIÓN SOCIO-PRODUCTIVA, E IMPLEMENTACIÓN DE UN PLAN DE ACOMPAÑAMIENTO Y SEGUIMIENTO DE TODOS LOS PROCESOS.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA

META: 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASISTENCIA POST-PENITENCIARIA Y AL ADOLESCENTE EGRESADO DEL SISTEMA DE RESPONSABILIDAD PENAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	839.050	0	0	0	0	0	839.050
402	06	08	00	Productos plásticos	116.249	0	0	0	0	0	116.249
402	07	00	00	Productos minerales no metálicos	177.020	0	0	0	0	0	177.020
402	07	02	00	Vidrios y productos de vidrio	177.020	0	0	0	0	0	177.020
402	08	00	00	Productos metálicos	2.176.171	0	0	0	0	0	2.176.171
402	08	01	00	Productos primarios de hierro y acero	556.166	0	0	0	0	0	556.166
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.580.005	0	0	0	0	0	1.580.005
402	08	99	00	Otros productos metálicos	40.000	0	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	4.618.440	0	0	0	0	0	4.618.440
402	10	01	00	Artículos de deporte, recreación y juguetes	1.375.800	0	0	0	0	0	1.375.800
402	10	02	00	Materiales y útiles de limpieza y aseo	218.235	0	0	0	0	0	218.235
402	10	03	00	Utensilios de cocina y comedor	855.650	0	0	0	0	0	855.650
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.165.920	0	0	0	0	0	1.165.920
402	10	07	00	Productos de seguridad en el trabajo	31.510	0	0	0	0	0	31.510
402	10	08	00	Materiales para equipos de computación	969.075	0	0	0	0	0	969.075
402	10	99	00	Otros productos y útiles diversos	2.250	0	0	0	0	0	2.250
402	99	00	00	Otros materiales y suministros	4.800	0	0	0	0	0	4.800
402	99	01	00	Otros materiales y suministros	4.800	0	0	0	0	0	4.800
403	**00**	**00**	**00**	**Servicios no personales**	**4.873.151**	**0**	**0**	**0**	**0**	**0**	**4.873.151**
403	06	00	00	Servicios de transporte y almacenaje	130.000	0	0	0	0	0	130.000
403	06	01	00	Fletes y embalajes	125.000	0	0	0	0	0	125.000
403	06	03	00	Estacionamiento	5.000	0	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	229.194	0	0	0	0	0	229.194
403	07	02	00	Imprenta y reproducción	129.194	0	0	0	0	0	129.194
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	999.175	0	0	0	0	0	999.175
403	09	01	00	Viáticos y pasajes dentro del país	999.175	0	0	0	0	0	999.175
403	10	00	00	Servicios profesionales y técnicos	160.000	0	0	0	0	0	160.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119327 650026000 ASISTENCIA INTEGRAL A LOS EGRESADOS Y EGRESADAS CON BENEFICIOS DEL SISTEMA PENAL VENEZOLANO

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE TRANSFORMACIÓN SOCIAL-INTEGRAL DE LOS EX PRIVADOS Y EX PRIVADAS EXISTENTE QUE EGRESAN DEL SISTEMA PENITENCIARIO VENEZOLANO EN LAS ÁREAS, DE INSERCIÓN LABORAL, INSERCIÓN SOCIO-PRODUCTIVA, E IMPLEMENTACIÓN DE UN PLAN DE ACOMPAÑAMIENTO Y SEGUIMIENTO DE TODOS LOS PROCESOS.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA

META: 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASISTENCIA POST-PENITENCIARIA Y AL ADOLESCENTE EGRESADO DEL SISTEMA DE RESPONSABILIDAD PENAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	160.000	0	0	0	0	0	160.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	598.930	0	0	0	0	0	598.930
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	398.930	0	0	0	0	0	398.930
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	523.000	0	0	0	0	0	523.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	523.000	0	0	0	0	0	523.000
403	18	00	00	Impuestos indirectos	2.161.028	0	0	0	0	0	2.161.028
403	18	01	00	Impuesto al valor agregado	2.161.028	0	0	0	0	0	2.161.028
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.673	0	0	0	0	0	4.673
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.673	0	0	0	0	0	4.673
403	99	00	00	Otros servicios no personales	67.151	0	0	0	0	0	67.151
403	99	01	00	Otros servicios no personales	67.151	0	0	0	0	0	67.151
404	**00**	**00**	**00**	**Activos reales**	**1.729.615**	**0**	**0**	**0**	**0**	**0**	**1.729.615**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	339.460	0	0	0	0	0	339.460
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	325.000	0	0	0	0	0	325.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	14.460	0	0	0	0	0	14.460
404	05	00	00	Equipos de comunicaciones y de señalamiento	132.425	0	0	0	0	0	132.425
404	05	01	00	Equipos de telecomunicaciones	72.425	0	0	0	0	0	72.425
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	60.000	0	0	0	0	0	60.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	277.365	0	0	0	0	0	277.365
404	07	01	00	Equipos científicos y de laboratorio	236.100	0	0	0	0	0	236.100
404	07	02	00	Equipos de enseñanza, deporte y recreación	41.265	0	0	0	0	0	41.265
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	980.365	0	0	0	0	0	980.365
404	09	01	00	Mobiliario y equipos de oficina	513.395	0	0	0	0	0	513.395
404	09	02	00	Equipos de computación	236.570	0	0	0	0	0	236.570
404	09	03	00	Mobiliario y equipos de alojamiento	230.400	0	0	0	0	0	230.400
				Totales	**22.878.194**	**0**	**0**	**0**	**0**	**0**	**22.878.194**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119327 650026000 ASISTENCIA INTEGRAL A LOS EGRESADOS Y EGRESADAS CON BENEFICIOS DEL SISTEMA PENAL VENEZOLANO

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE TRANSFORMACIÓN SOCIAL-INTEGRAL DE LOS EX PRIVADOS Y EX PRIVADAS EXISTENTE QUE EGRESAN DEL SISTEMA PENITENCIARIO VENEZOLANO EN LAS ÁREAS, DE INSERCIÓN LABORAL, INSERCIÓN SOCIO-PRODUCTIVA, E IMPLEMENTACIÓN DE UN PLAN DE ACOMPAÑAMIENTO Y SEGUIMIENTO DE TODOS LOS PROCESOS.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA

META: 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASISTENCIA POST-PENITENCIARIA Y AL ADOLESCENTE EGRESADO DEL SISTEMA DE RESPONSABILIDAD PENAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119327 650026000 ASISTENCIA INTEGRAL A LOS EGRESADOS Y EGRESADAS CON BENEFICIOS DEL SISTEMA PENAL VENEZOLANO

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE TRANSFORMACIÓN SOCIAL-INTEGRAL DE LOS EX PRIVADOS Y EX PRIVADAS EXISTENTE QUE EGRESAN DEL SISTEMA PENITENCIARIO VENEZOLANO EN LAS ÁREAS, DE INSERCIÓN LABORAL, INSERCIÓN SOCIO-PRODUCTIVA, E IMPLEMENTACIÓN DE UN PLAN DE ACOMPAÑAMIENTO Y SEGUIMIENTO DE TODOS LOS PROCESOS.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASISTENCIA POST-PENITENCIARIA Y AL ADOLESCENTE EGRESADO DEL SISTEMA DE RESPONSABILIDAD PENAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650026001 ASISTENCIA INTEGRAL AL EGRESADO ADULTO Y ADOLESCENTE CON BENEFICIOS DEL SISTEMA PENAL VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 2.200

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.771.988**	**0**	**0**	**0**	**0**	**0**	**2.771.988**
401	01	00	00	Sueldos, salarios y otras retribuciones	727.912	0	0	0	0	0	727.912
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	243.000	0	0	0	0	0	243.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	302.813	0	0	0	0	0	302.813
401	01	99	00	Otras retribuciones	182.099	0	0	0	0	0	182.099
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	347.395	0	0	0	0	0	347.395
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	85.862	0	0	0	0	0	85.862
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	261.533	0	0	0	0	0	261.533
401	03	00	00	Primas	395.559	0	0	0	0	0	395.559
401	03	01	00	Primas por mérito a empleados	3.150	0	0	0	0	0	3.150
401	03	02	00	Primas de transporte a empleados	4.800	0	0	0	0	0	4.800
401	03	03	00	Primas por hogar a empleados	8.640	0	0	0	0	0	8.640
401	03	04	00	Primas por hijos a empleados	3.200	0	0	0	0	0	3.200
401	03	08	00	Primas de profesionalización a empleados	29.160	0	0	0	0	0	29.160
401	03	09	00	Primas por antigüedad a empleados	9.990	0	0	0	0	0	9.990
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	16.200	0	0	0	0	0	16.200
401	03	17	00	Primas de transporte a obreros	40.500	0	0	0	0	0	40.500
401	03	18	00	Primas por hogar a obreros	72.900	0	0	0	0	0	72.900
401	03	19	00	Primas por hijos de obreros	27.000	0	0	0	0	0	27.000
401	03	21	00	Primas por antigüedad a obreros	30.281	0	0	0	0	0	30.281
401	03	22	00	Primas de profesionalización a obreros	36.338	0	0	0	0	0	36.338
401	03	31	00	Primas por riesgo al personal militar y de seguridad	113.400	0	0	0	0	0	113.400
401	04	00	00	Complementos de sueldos y salarios	399.449	0	0	0	0	0	399.449

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119327 650026000 ASISTENCIA INTEGRAL A LOS EGRESADOS Y EGRESADAS CON BENEFICIOS DEL SISTEMA PENAL VENEZOLANO

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE TRANSFORMACIÓN SOCIAL-INTEGRAL DE LOS EX PRIVADOS Y EX PRIVADAS EXISTENTE QUE EGRESAN DEL SISTEMA PENITENCIARIO VENEZOLANO EN LAS ÁREAS, DE INSERCIÓN LABORAL, INSERCIÓN SOCIO-PRODUCTIVA, E IMPLEMENTACIÓN DE UN PLAN DE ACOMPAÑAMIENTO Y SEGUIMIENTO DE TODOS LOS PROCESOS.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASISTENCIA POST-PENITENCIARIA Y AL ADOLESCENTE EGRESADO DEL SISTEMA DE RESPONSABILIDAD PENAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650026001 ASISTENCIA INTEGRAL AL EGRESADO ADULTO Y ADOLESCENTE CON BENEFICIOS DEL SISTEMA PENAL VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 2.200

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	75.600	0	0	0	0	0	75.600
401	04	18	00	Bono compensatorio de alimentación a obreros	141.750	0	0	0	0	0	141.750
401	04	96	00	Otros complementos a empleados	28.435	0	0	0	0	0	28.435
401	04	97	00	Otros complementos a obreros	153.664	0	0	0	0	0	153.664
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	115.366	0	0	0	0	0	115.366
401	05	01	00	Aguinaldos a empleados	299	0	0	0	0	0	299
401	05	03	00	Bono vacacional a empleados	42.593	0	0	0	0	0	42.593
401	05	04	00	Aguinaldos a obreros	561	0	0	0	0	0	561
401	05	06	00	Bono vacacional a obreros	71.913	0	0	0	0	0	71.913
401	06	00	00	Aportes patronales y legales	74.169	0	0	0	0	0	74.169
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	6.952	0	0	0	0	0	6.952
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	5.168	0	0	0	0	0	5.168
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.253	0	0	0	0	0	4.253
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	10.337	0	0	0	0	0	10.337
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	13.036	0	0	0	0	0	13.036
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	9.708	0	0	0	0	0	9.708
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	19.416	0	0	0	0	0	19.416
401	06	97	00	Otros aportes legales por obreros	5.299	0	0	0	0	0	5.299
401	07	00	00	Asistencia socio-económica	464.194	0	0	0	0	0	464.194
401	07	02	00	Becas a empleados	3.600	0	0	0	0	0	3.600
401	07	03	00	Ayudas por matrimonio a empleados	440	0	0	0	0	0	440
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.320	0	0	0	0	0	1.320
401	07	05	00	Ayudas por defunción a empleados	280	0	0	0	0	0	280

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119327 650026000 ASISTENCIA INTEGRAL A LOS EGRESADOS Y EGRESADAS CON BENEFICIOS DEL SISTEMA PENAL VENEZOLANO

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE TRANSFORMACIÓN SOCIAL-INTEGRAL DE LOS EX PRIVADOS Y EX PRIVADAS EXISTENTE QUE EGRESAN DEL SISTEMA PENITENCIARIO VENEZOLANO EN LAS ÁREAS, DE INSERCIÓN LABORAL, INSERCIÓN SOCIO-PRODUCTIVA, E IMPLEMENTACIÓN DE UN PLAN DE ACOMPAÑAMIENTO Y SEGUIMIENTO DE TODOS LOS PROCESOS.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASISTENCIA POST-PENITENCIARIA Y AL ADOLESCENTE EGRESADO DEL SISTEMA DE RESPONSABILIDAD PENAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650026001 ASISTENCIA INTEGRAL AL EGRESADO ADULTO Y ADOLESCENTE CON BENEFICIOS DEL SISTEMA PENAL VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 2.200

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	7.200	0	0	0	0	0	7.200
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	51.684	0	0	0	0	0	51.684
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	60.000	0	0	0	0	0	60.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	8.000	0	0	0	0	0	8.000
401	07	10	00	Dotación de uniformes a empleados	28.000	0	0	0	0	0	28.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	864	0	0	0	0	0	864
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	14	0	0	0	0	0	14
401	07	18	00	Becas a obreros	6.750	0	0	0	0	0	6.750
401	07	19	00	Ayudas por matrimonio de obreros	825	0	0	0	0	0	825
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.475	0	0	0	0	0	2.475
401	07	21	00	Ayudas por defunción a obreros	525	0	0	0	0	0	525
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	13.500	0	0	0	0	0	13.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	97.082	0	0	0	0	0	97.082
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	112.500	0	0	0	0	0	112.500
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	15.000	0	0	0	0	0	15.000
401	07	26	00	Dotación de uniformes a obreros	52.500	0	0	0	0	0	52.500
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.620	0	0	0	0	0	1.620
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	15	0	0	0	0	0	15
401	08	00	00	Prestaciones sociales e indemnizaciones	247.944	0	0	0	0	0	247.944
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	86.140	0	0	0	0	0	86.140
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	161.804	0	0	0	0	0	161.804
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.514.940**	**0**	**0**	**0**	**0**	**0**	**10.514.940**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119327 650026000 ASISTENCIA INTEGRAL A LOS EGRESADOS Y EGRESADAS CON BENEFICIOS DEL SISTEMA PENAL VENEZOLANO

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE TRANSFORMACIÓN SOCIAL-INTEGRAL DE LOS EX PRIVADOS Y EX PRIVADAS EXISTENTE QUE EGRESAN DEL SISTEMA PENITENCIARIO VENEZOLANO EN LAS ÁREAS, DE INSERCIÓN LABORAL, INSERCIÓN SOCIO-PRODUCTIVA, E IMPLEMENTACIÓN DE UN PLAN DE ACOMPAÑAMIENTO Y SEGUIMIENTO DE TODOS LOS PROCESOS.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA

META: 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASISTENCIA POST-PENITENCIARIA Y AL ADOLESCENTE EGRESADO DEL SISTEMA DE RESPONSABILIDAD PENAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 650026001 ASISTENCIA INTEGRAL AL EGRESADO ADULTO Y ADOLESCENTE CON BENEFICIOS DEL SISTEMA PENAL VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO

META: 2.200

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	581.000	0	0	0	0	0	581.000
402	01	01	00	Alimentos y bebidas para personas	581.000	0	0	0	0	0	581.000
402	03	00	00	Textiles y vestuarios	813.201	0	0	0	0	0	813.201
402	03	01	00	Textiles	813.201	0	0	0	0	0	813.201
402	05	00	00	Productos de papel, cartón e impresos	3.036.909	0	0	0	0	0	3.036.909
402	05	01	00	Pulpa de madera, papel y cartón	613.750	0	0	0	0	0	613.750
402	05	03	00	Productos de papel y cartón para oficina	2.393.159	0	0	0	0	0	2.393.159
402	05	04	00	Libros, revistas y periódicos	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	1.161.299	0	0	0	0	0	1.161.299
402	06	03	00	Tintas, pinturas y colorantes	206.000	0	0	0	0	0	206.000
402	06	04	00	Productos farmacéuticos y medicamentos	839.050	0	0	0	0	0	839.050
402	06	08	00	Productos plásticos	116.249	0	0	0	0	0	116.249
402	07	00	00	Productos minerales no metálicos	177.020	0	0	0	0	0	177.020
402	07	02	00	Vidrios y productos de vidrio	177.020	0	0	0	0	0	177.020
402	08	00	00	Productos metálicos	2.136.171	0	0	0	0	0	2.136.171
402	08	01	00	Productos primarios de hierro y acero	556.166	0	0	0	0	0	556.166
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.580.005	0	0	0	0	0	1.580.005
402	10	00	00	Productos varios y útiles diversos	2.604.540	0	0	0	0	0	2.604.540
402	10	02	00	Materiales y útiles de limpieza y aseo	205.835	0	0	0	0	0	205.835
402	10	03	00	Utensilios de cocina y comedor	802.900	0	0	0	0	0	802.900
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	900.970	0	0	0	0	0	900.970
402	10	07	00	Productos de seguridad en el trabajo	13.510	0	0	0	0	0	13.510
402	10	08	00	Materiales para equipos de computación	679.075	0	0	0	0	0	679.075

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119327 650026000 ASISTENCIA INTEGRAL A LOS EGRESADOS Y EGRESADAS CON BENEFICIOS DEL SISTEMA PENAL VENEZOLANO

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE TRANSFORMACIÓN SOCIAL-INTEGRAL DE LOS EX PRIVADOS Y EX PRIVADAS EXISTENTE QUE EGRESAN DEL SISTEMA PENITENCIARIO VENEZOLANO EN LAS ÁREAS, DE INSERCIÓN LABORAL, INSERCIÓN SOCIO-PRODUCTIVA, E IMPLEMENTACIÓN DE UN PLAN DE ACOMPAÑAMIENTO Y SEGUIMIENTO DE TODOS LOS PROCESOS.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASISTENCIA POST-PENITENCIARIA Y AL ADOLESCENTE EGRESADO DEL SISTEMA DE RESPONSABILIDAD PENAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650026001 ASISTENCIA INTEGRAL AL EGRESADO ADULTO Y ADOLESCENTE CON BENEFICIOS DEL SISTEMA PENAL VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 2.200

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	2.250	0	0	0	0	0	2.250
402	99	00	00	Otros materiales y suministros	4.800	0	0	0	0	0	4.800
402	99	01	00	Otros materiales y suministros	4.800	0	0	0	0	0	4.800
403	**00**	**00**	**00**	**Servicios no personales**	**3.138.451**	**0**	**0**	**0**	**0**	**0**	**3.138.451**
403	07	00	00	Servicios de información, impresión y relaciones públicas	229.194	0	0	0	0	0	229.194
403	07	02	00	Imprenta y reproducción	129.194	0	0	0	0	0	129.194
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	591.600	0	0	0	0	0	591.600
403	09	01	00	Viáticos y pasajes dentro del país	591.600	0	0	0	0	0	591.600
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	598.930	0	0	0	0	0	598.930
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	398.930	0	0	0	0	0	398.930
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	23.000	0	0	0	0	0	23.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	23.000	0	0	0	0	0	23.000
403	18	00	00	Impuestos indirectos	1.623.903	0	0	0	0	0	1.623.903
403	18	01	00	Impuesto al valor agregado	1.623.903	0	0	0	0	0	1.623.903
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.673	0	0	0	0	0	4.673
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.673	0	0	0	0	0	4.673
403	99	00	00	Otros servicios no personales	67.151	0	0	0	0	0	67.151
403	99	01	00	Otros servicios no personales	67.151	0	0	0	0	0	67.151
404	**00**	**00**	**00**	**Activos reales**	**1.452.815**	**0**	**0**	**0**	**0**	**0**	**1.452.815**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	339.460	0	0	0	0	0	339.460
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	325.000	0	0	0	0	0	325.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119327 650026000 ASISTENCIA INTEGRAL A LOS EGRESADOS Y EGRESADAS CON BENEFICIOS DEL SISTEMA PENAL VENEZOLANO

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE TRANSFORMACIÓN SOCIAL-INTEGRAL DE LOS EX PRIVADOS Y EX PRIVADAS EXISTENTE QUE EGRESAN DEL SISTEMA PENITENCIARIO VENEZOLANO EN LAS ÁREAS, DE INSERCIÓN LABORAL, INSERCIÓN SOCIO-PRODUCTIVA, E IMPLEMENTACIÓN DE UN PLAN DE ACOMPAÑAMIENTO Y SEGUIMIENTO DE TODOS LOS PROCESOS.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASISTENCIA POST-PENITENCIARIA Y AL ADOLESCENTE EGRESADO DEL SISTEMA DE RESPONSABILIDAD PENAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650026001 ASISTENCIA INTEGRAL AL EGRESADO ADULTO Y ADOLESCENTE CON BENEFICIOS DEL SISTEMA PENAL VENEZOLANO

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 2.200

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	14.460	0	0	0	0	0	14.460
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.025	0	0	0	0	0	7.025
404	05	01	00	Equipos de telecomunicaciones	7.025	0	0	0	0	0	7.025
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	277.365	0	0	0	0	0	277.365
404	07	01	00	Equipos científicos y de laboratorio	236.100	0	0	0	0	0	236.100
404	07	02	00	Equipos de enseñanza, deporte y recreación	41.265	0	0	0	0	0	41.265
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	828.965	0	0	0	0	0	828.965
404	09	01	00	Mobiliario y equipos de oficina	482.995	0	0	0	0	0	482.995
404	09	02	00	Equipos de computación	172.570	0	0	0	0	0	172.570
404	09	03	00	Mobiliario y equipos de alojamiento	173.400	0	0	0	0	0	173.400
				Totales	**17.878.194**	**0**	**0**	**0**	**0**	**0**	**17.878.194**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119327 650026000 ASISTENCIA INTEGRAL A LOS EGRESADOS Y EGRESADAS CON BENEFICIOS DEL SISTEMA PENAL VENEZOLANO

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE TRANSFORMACIÓN SOCIAL-INTEGRAL DE LOS EX PRIVADOS Y EX PRIVADAS EXISTENTE QUE EGRESAN DEL SISTEMA PENITENCIARIO VENEZOLANO EN LAS ÁREAS, DE INSERCIÓN LABORAL, INSERCIÓN SOCIO-PRODUCTIVA, E IMPLEMENTACIÓN DE UN PLAN DE ACOMPAÑAMIENTO Y SEGUIMIENTO DE TODOS LOS PROCESOS.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASISTENCIA POST-PENITENCIARIA Y AL ADOLESCENTE EGRESADO DEL SISTEMA DE RESPONSABILIDAD PENAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650026002 ASISTENCIA SOCIAL A LA FAMILIA PARA EL RESTABLECIMIENTO DE LOS VINCULOS FAMILIARES CON LOS PRIVADOS Y PRIVADAS DE LIBERTAD EN EL PROCESO DE TRANSFORMACIÓN SOCIAL

UNIDAD DE MEDIDA: FAMILIA ATENDIDA **META:** 250.000

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.988.500**	0	0	0	0	0	**2.988.500**
402	01	00	00	Productos alimenticios y agropecuarios	17.500	0	0	0	0	0	17.500
402	01	01	00	Alimentos y bebidas para personas	17.500	0	0	0	0	0	17.500
402	03	00	00	Textiles y vestuarios	397.900	0	0	0	0	0	397.900
402	03	01	00	Textiles	65.400	0	0	0	0	0	65.400
402	03	02	00	Prendas de vestir	332.500	0	0	0	0	0	332.500
402	05	00	00	Productos de papel, cartón e impresos	449.500	0	0	0	0	0	449.500
402	05	01	00	Pulpa de madera, papel y cartón	78.500	0	0	0	0	0	78.500
402	05	03	00	Productos de papel y cartón para oficina	150.400	0	0	0	0	0	150.400
402	05	05	00	Material de enseñanza	220.600	0	0	0	0	0	220.600
402	06	00	00	Productos químicos y derivados	69.700	0	0	0	0	0	69.700
402	06	03	00	Tintas, pinturas y colorantes	69.700	0	0	0	0	0	69.700
402	08	00	00	Productos metálicos	40.000	0	0	0	0	0	40.000
402	08	99	00	Otros productos metálicos	40.000	0	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	2.013.900	0	0	0	0	0	2.013.900
402	10	01	00	Artículos de deporte, recreación y juguetes	1.375.800	0	0	0	0	0	1.375.800
402	10	02	00	Materiales y útiles de limpieza y aseo	12.400	0	0	0	0	0	12.400
402	10	03	00	Utensilios de cocina y comedor	52.750	0	0	0	0	0	52.750
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	264.950	0	0	0	0	0	264.950
402	10	07	00	Productos de seguridad en el trabajo	18.000	0	0	0	0	0	18.000
402	10	08	00	Materiales para equipos de computación	290.000	0	0	0	0	0	290.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.734.700**	0	0	0	0	0	**1.734.700**
403	06	00	00	Servicios de transporte y almacenaje	130.000	0	0	0	0	0	130.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119327 650026000 ASISTENCIA INTEGRAL A LOS EGRESADOS Y EGRESADAS CON BENEFICIOS DEL SISTEMA PENAL VENEZOLANO

OBJETIVO DEL PROYECTO: GARANTIZAR EL PROCESO DE TRANSFORMACIÓN SOCIAL-INTEGRAL DE LOS EX PRIVADOS Y EX PRIVADAS EXISTENTE QUE EGRESAN DEL SISTEMA PENITENCIARIO VENEZOLANO EN LAS ÁREAS, DE INSERCIÓN LABORAL, INSERCIÓN SOCIO-PRODUCTIVA, E IMPLEMENTACIÓN DE UN PLAN DE ACOMPAÑAMIENTO Y SEGUIMIENTO DE TODOS LOS PROCESOS.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASISTENCIA POST-PENITENCIARIA Y AL ADOLESCENTE EGRESADO DEL SISTEMA DE RESPONSABILIDAD PENAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650026002 ASISTENCIA SOCIAL A LA FAMILIA PARA EL RESTABLECIMIENTO DE LOS VINCULOS FAMILIARES CON LOS PRIVADOS Y PRIVADAS DE LIBERTAD EN EL PROCESO DE TRANSFORMACIÓN SOCIAL

UNIDAD DE MEDIDA: FAMILIA ATENDIDA **META:** 250.000

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	01	00	Fletes y embalajes	125.000	0	0	0	0	0	125.000
403	06	03	00	Estacionamiento	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	407.575	0	0	0	0	0	407.575
403	09	01	00	Viáticos y pasajes dentro del país	407.575	0	0	0	0	0	407.575
403	10	00	00	Servicios profesionales y técnicos	160.000	0	0	0	0	0	160.000
403	10	07	00	Servicios de capacitación y adiestramiento	160.000	0	0	0	0	0	160.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	500.000	0	0	0	0	0	500.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	500.000	0	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	537.125	0	0	0	0	0	537.125
403	18	01	00	Impuesto al valor agregado	537.125	0	0	0	0	0	537.125
404	**00**	**00**	**00**	**Activos reales**	**276.800**	**0**	**0**	**0**	**0**	0	**276.800**
404	05	00	00	Equipos de comunicaciones y de señalamiento	125.400	0	0	0	0	0	125.400
404	05	01	00	Equipos de telecomunicaciones	65.400	0	0	0	0	0	65.400
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	60.000	0	0	0	0	0	60.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	151.400	0	0	0	0	0	151.400
404	09	01	00	Mobiliario y equipos de oficina	30.400	0	0	0	0	0	30.400
404	09	02	00	Equipos de computación	64.000	0	0	0	0	0	64.000
404	09	03	00	Mobiliario y equipos de alojamiento	57.000	0	0	0	0	0	57.000
				Totales	**5.000.000**	**0**	**0**	**0**	**0**	0	**5.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119335 650027000 PLAN DE PACIFICACIÓN DE LOS ESTABLECIMIENTOS PENITENCIARIOS Y LAS UNIDADES DE ATENCIÓN A NIVEL NACIONAL, "PLAN LLEGÓ MAITA"

OBJETIVO DEL PROYECTO: ESTABLECER MEDIANTE LA ATENCIÓN A LAS MADRES DE LAS Y LOS PRIVADOS DE LIBERTAD ACCIONES ENCAMINADAS A LOGRAR LA PACIFICACIÓN DE LAS ENTIDADES DE ATENCIÓN Y LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO(A) DE ASUNTOS SOCIALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**132.904**	**0**	**0**	**0**	**0**	**0**	**132.904**
401	04	00	00	Complementos de sueldos y salarios	107.614	0	0	0	0	0	107.614
401	04	06	00	Complemento a empleados por comisión de servicios	10.761	0	0	0	0	0	10.761
401	04	96	00	Otros complementos a empleados	96.853	0	0	0	0	0	96.853
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.211	0	0	0	0	0	7.211
401	05	01	00	Aguinaldos a empleados	37	0	0	0	0	0	37
401	05	03	00	Bono vacacional a empleados	7.174	0	0	0	0	0	7.174
401	06	00	00	Aportes patronales y legales	1.937	0	0	0	0	0	1.937
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.937	0	0	0	0	0	1.937
401	08	00	00	Prestaciones sociales e indemnizaciones	16.142	0	0	0	0	0	16.142
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	16.142	0	0	0	0	0	16.142
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.740.000**	**0**	**0**	**0**	**0**	**0**	**2.740.000**
402	01	00	00	Productos alimenticios y agropecuarios	296.000	0	0	0	0	0	296.000
402	01	01	00	Alimentos y bebidas para personas	296.000	0	0	0	0	0	296.000
402	03	00	00	Textiles y vestuarios	451.800	0	0	0	0	0	451.800
402	03	02	00	Prendas de vestir	337.000	0	0	0	0	0	337.000
402	03	03	00	Calzados	114.800	0	0	0	0	0	114.800
402	04	00	00	Productos de cuero y caucho	201.800	0	0	0	0	0	201.800
402	04	03	00	Cauchos y tripas para vehículos	201.800	0	0	0	0	0	201.800
402	05	00	00	Productos de papel, cartón e impresos	862.800	0	0	0	0	0	862.800
402	05	01	00	Pulpa de madera, papel y cartón	251.800	0	0	0	0	0	251.800
402	05	02	00	Envases y cajas de papel y cartón	359.200	0	0	0	0	0	359.200
402	05	04	00	Libros, revistas y periódicos	64.800	0	0	0	0	0	64.800
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	187.000	0	0	0	0	0	187.000
402	06	00	00	Productos químicos y derivados	355.500	0	0	0	0	0	355.500
402	06	03	00	Tintas, pinturas y colorantes	57.400	0	0	0	0	0	57.400
402	06	04	00	Productos farmacéuticos y medicamentos	118.500	0	0	0	0	0	118.500
402	06	05	00	Productos de tocador	57.400	0	0	0	0	0	57.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119335 650027000 PLAN DE PACIFICACIÓN DE LOS ESTABLECIMIENTOS PENITENCIARIOS Y LAS UNIDADES DE ATENCIÓN A NIVEL NACIONAL, "PLAN LLEGÓ MAITA"

OBJETIVO DEL PROYECTO: ESTABLECER MEDIANTE LA ATENCIÓN A LAS MADRES DE LAS Y LOS PRIVADOS DE LIBERTAD ACCIONES ENCAMINADAS A LOGRAR LA PACIFICACIÓN DE LAS ENTIDADES DE ATENCIÓN Y LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO(A) DE ASUNTOS SOCIALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	122.200	0	0	0	0	0	122.200
402	08	00	00	Productos metálicos	137.000	0	0	0	0	0	137.000
402	08	08	00	Material de educación	72.200	0	0	0	0	0	72.200
402	08	09	00	Repuestos y accesorios para equipos de transporte	64.800	0	0	0	0	0	64.800
402	10	00	00	Productos varios y útiles diversos	435.100	0	0	0	0	0	435.100
402	10	01	00	Artículos de deporte, recreación y juguetes	82.200	0	0	0	0	0	82.200
402	10	02	00	Materiales y útiles de limpieza y aseo	47.400	0	0	0	0	0	47.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	122.200	0	0	0	0	0	122.200
402	10	06	00	Condecoraciones, ofrendas y similares	43.700	0	0	0	0	0	43.700
402	10	07	00	Productos de seguridad en el trabajo	13.700	0	0	0	0	0	13.700
402	10	08	00	Materiales para equipos de computación	78.500	0	0	0	0	0	78.500
402	10	13	00	Materiales fotográficos	47.400	0	0	0	0	0	47.400
403	**00**	**00**	**00**	**Servicios no personales**	**6.912.000**	**0**	**0**	**0**	**0**	**0**	**6.912.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	259.000	0	0	0	0	0	259.000
403	07	01	00	Publicidad y propaganda	74.000	0	0	0	0	0	74.000
403	07	02	00	Imprenta y reproducción	74.000	0	0	0	0	0	74.000
403	07	03	00	Relaciones sociales	74.000	0	0	0	0	0	74.000
403	07	04	00	Avisos	37.000	0	0	0	0	0	37.000
403	09	00	00	Viáticos y pasajes	2.100.000	0	0	0	0	0	2.100.000
403	09	01	00	Viáticos y pasajes dentro del país	2.100.000	0	0	0	0	0	2.100.000
403	10	00	00	Servicios profesionales y técnicos	1.200.000	0	0	0	0	0	1.200.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.200.000	0	0	0	0	0	1.200.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.651.000	0	0	0	0	0	1.651.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.651.000	0	0	0	0	0	1.651.000
403	18	00	00	Impuestos indirectos	1.108.000	0	0	0	0	0	1.108.000
403	18	01	00	Impuesto al valor agregado	1.108.000	0	0	0	0	0	1.108.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	396.000	0	0	0	0	0	396.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	396.000	0	0	0	0	0	396.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119335 650027000 PLAN DE PACIFICACIÓN DE LOS ESTABLECIMIENTOS PENITENCIARIOS Y LAS UNIDADES DE ATENCIÓN A NIVEL NACIONAL, "PLAN LLEGÓ MAITA"

OBJETIVO DEL PROYECTO: ESTABLECER MEDIANTE LA ATENCIÓN A LAS MADRES DE LAS Y LOS PRIVADOS DE LIBERTAD ACCIONES ENCAMINADAS A LOGRAR LA PACIFICACIÓN DE LAS ENTIDADES DE ATENCIÓN Y LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO(A) DE ASUNTOS SOCIALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	198.000	0	0	0	0	0	198.000
403	99	01	00	Otros servicios no personales	198.000	0	0	0	0	0	198.000
404	**00**	**00**	**00**	**Activos reales**	**348.001**	**0**	**0**	**0**	**0**	**0**	**348.001**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	348.001	0	0	0	0	0	348.001
404	09	01	00	Mobiliario y equipos de oficina	174.001	0	0	0	0	0	174.001
404	09	02	00	Equipos de computación	87.000	0	0	0	0	0	87.000
404	09	03	00	Mobiliario y equipos de alojamiento	87.000	0	0	0	0	0	87.000
				Totales	**10.132.905**	**0**	**0**	**0**	**0**	**0**	**10.132.905**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119335 650027000 PLAN DE PACIFICACIÓN DE LOS ESTABLECIMIENTOS PENITENCIARIOS Y LAS UNIDADES DE ATENCIÓN A NIVEL NACIONAL, "PLAN LLEGÓ MAITA"

OBJETIVO DEL PROYECTO: ESTABLECER MEDIANTE LA ATENCIÓN A LAS MADRES DE LAS Y LOS PRIVADOS DE LIBERTAD ACCIONES ENCAMINADAS A LOGRAR LA PACIFICACIÓN DE LAS ENTIDADES DE ATENCIÓN Y LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO(A) DE ASUNTOS SOCIALES **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119335 650027000 PLAN DE PACIFICACIÓN DE LOS ESTABLECIMIENTOS PENITENCIARIOS Y LAS UNIDADES DE ATENCIÓN A NIVEL NACIONAL, "PLAN LLEGÓ MAITA"

OBJETIVO DEL PROYECTO: ESTABLECER MEDIANTE LA ATENCIÓN A LAS MADRES DE LAS Y LOS PRIVADOS DE LIBERTAD ACCIONES ENCAMINADAS A LOGRAR LA PACIFICACIÓN DE LAS ENTIDADES DE ATENCIÓN Y LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO(A) DE ASUNTOS SOCIALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650027001 ESTABLECER LAS POLÍTICAS Y DIRIGIR LOS PROCESOS TENDIENTES A LA ATENCIÓN EFICAZ DE LA FAMILIA DE LAS Y LOS PRIVADOS DE LIBERTAD Y ADOLESCENTES EN CONFLICTO CON LA LEY PENAL

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**132.904**	**0**	**0**	**0**	**0**	**0**	**132.904**
401	04	00	00	Complementos de sueldos y salarios	107.614	0	0	0	0	0	107.614
401	04	06	00	Complemento a empleados por comisión de servicios	10.761	0	0	0	0	0	10.761
401	04	96	00	Otros complementos a empleados	96.853	0	0	0	0	0	96.853
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.211	0	0	0	0	0	7.211
401	05	01	00	Aguinaldos a empleados	37	0	0	0	0	0	37
401	05	03	00	Bono vacacional a empleados	7.174	0	0	0	0	0	7.174
401	06	00	00	Aportes patronales y legales	1.937	0	0	0	0	0	1.937
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.937	0	0	0	0	0	1.937
401	08	00	00	Prestaciones sociales e indemnizaciones	16.142	0	0	0	0	0	16.142
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	16.142	0	0	0	0	0	16.142
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**740.000**	**0**	**0**	**0**	**0**	**0**	**740.000**
402	01	00	00	Productos alimenticios y agropecuarios	296.000	0	0	0	0	0	296.000
402	01	01	00	Alimentos y bebidas para personas	296.000	0	0	0	0	0	296.000
402	03	00	00	Textiles y vestuarios	51.800	0	0	0	0	0	51.800
402	03	02	00	Prendas de vestir	37.000	0	0	0	0	0	37.000
402	03	03	00	Calzados	14.800	0	0	0	0	0	14.800
402	04	00	00	Productos de cuero y caucho	51.800	0	0	0	0	0	51.800
402	04	03	00	Cauchos y tripas para vehículos	51.800	0	0	0	0	0	51.800
402	05	00	00	Productos de papel, cartón e impresos	162.800	0	0	0	0	0	162.800
402	05	01	00	Pulpa de madera, papel y cartón	51.800	0	0	0	0	0	51.800
402	05	02	00	Envases y cajas de papel y cartón	59.200	0	0	0	0	0	59.200
402	05	04	00	Libros, revistas y periódicos	14.800	0	0	0	0	0	14.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119335 650027000 PLAN DE PACIFICACIÓN DE LOS ESTABLECIMIENTOS PENITENCIARIOS Y LAS UNIDADES DE ATENCIÓN A NIVEL NACIONAL, "PLAN LLEGÓ MAITA"

OBJETIVO DEL PROYECTO: ESTABLECER MEDIANTE LA ATENCIÓN A LAS MADRES DE LAS Y LOS PRIVADOS DE LIBERTAD ACCIONES ENCAMINADAS A LOGRAR LA PACIFICACIÓN DE LAS ENTIDADES DE ATENCIÓN Y LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO(A) DE ASUNTOS SOCIALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650027001 ESTABLECER LAS POLÍTICAS Y DIRIGIR LOS PROCESOS TENDIENTES A LA ATENCIÓN EFICAZ DE LA FAMILIA DE LAS Y LOS PRIVADOS DE LIBERTAD Y ADOLESCENTES EN CONFLICTO CON LA LEY PENAL

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	37.000	0	0	0	0	0	37.000
402	06	00	00	Productos químicos y derivados	55.500	0	0	0	0	0	55.500
402	06	03	00	Tintas, pinturas y colorantes	7.400	0	0	0	0	0	7.400
402	06	04	00	Productos farmacéuticos y medicamentos	18.500	0	0	0	0	0	18.500
402	06	05	00	Productos de tocador	7.400	0	0	0	0	0	7.400
402	06	06	00	Combustibles y lubricantes	22.200	0	0	0	0	0	22.200
402	08	00	00	Productos metálicos	37.000	0	0	0	0	0	37.000
402	08	08	00	Material de educación	22.200	0	0	0	0	0	22.200
402	08	09	00	Repuestos y accesorios para equipos de transporte	14.800	0	0	0	0	0	14.800
402	10	00	00	Productos varios y útiles diversos	85.100	0	0	0	0	0	85.100
402	10	01	00	Artículos de deporte, recreación y juguetes	22.200	0	0	0	0	0	22.200
402	10	02	00	Materiales y útiles de limpieza y aseo	7.400	0	0	0	0	0	7.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	22.200	0	0	0	0	0	22.200
402	10	06	00	Condecoraciones, ofrendas y similares	3.700	0	0	0	0	0	3.700
402	10	07	00	Productos de seguridad en el trabajo	3.700	0	0	0	0	0	3.700
402	10	08	00	Materiales para equipos de computación	18.500	0	0	0	0	0	18.500
402	10	13	00	Materiales fotográficos	7.400	0	0	0	0	0	7.400
403	**00**	**00**	**00**	**Servicios no personales**	**2.875.520**	**0**	**0**	**0**	**0**	**0**	**2.875.520**
403	07	00	00	Servicios de información, impresión y relaciones públicas	259.000	0	0	0	0	0	259.000
403	07	01	00	Publicidad y propaganda	74.000	0	0	0	0	0	74.000
403	07	02	00	Imprenta y reproducción	74.000	0	0	0	0	0	74.000
403	07	03	00	Relaciones sociales	74.000	0	0	0	0	0	74.000
403	07	04	00	Avisos	37.000	0	0	0	0	0	37.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119335 650027000 PLAN DE PACIFICACIÓN DE LOS ESTABLECIMIENTOS PENITENCIARIOS Y LAS UNIDADES DE ATENCIÓN A NIVEL NACIONAL, "PLAN LLEGÓ MAITA"

OBJETIVO DEL PROYECTO: ESTABLECER MEDIANTE LA ATENCIÓN A LAS MADRES DE LAS Y LOS PRIVADOS DE LIBERTAD ACCIONES ENCAMINADAS A LOGRAR LA PACIFICACIÓN DE LAS ENTIDADES DE ATENCIÓN Y LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO(A) DE ASUNTOS SOCIALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650027001 ESTABLECER LAS POLÍTICAS Y DIRIGIR LOS PROCESOS TENDIENTES A LA ATENCIÓN EFICAZ DE LA FAMILIA DE LAS Y LOS PRIVADOS DE LIBERTAD Y ADOLESCENTES EN CONFLICTO CON LA LEY PENAL

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	900.000	0	0	0	0	0	900.000
403	09	01	00	Viáticos y pasajes dentro del país	900.000	0	0	0	0	0	900.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	851.000	0	0	0	0	0	851.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	851.000	0	0	0	0	0	851.000
403	18	00	00	Impuestos indirectos	421.520	0	0	0	0	0	421.520
403	18	01	00	Impuesto al valor agregado	421.520	0	0	0	0	0	421.520
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	296.000	0	0	0	0	0	296.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	296.000	0	0	0	0	0	296.000
403	99	00	00	Otros servicios no personales	148.000	0	0	0	0	0	148.000
403	99	01	00	Otros servicios no personales	148.000	0	0	0	0	0	148.000
404	**00**	**00**	**00**	**Activos reales**	**148.000**	**0**	**0**	**0**	**0**	**0**	**148.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	148.000	0	0	0	0	0	148.000
404	09	01	00	Mobiliario y equipos de oficina	74.000	0	0	0	0	0	74.000
404	09	02	00	Equipos de computación	37.000	0	0	0	0	0	37.000
404	09	03	00	Mobiliario y equipos de alojamiento	37.000	0	0	0	0	0	37.000
				Totales	**3.896.424**	**0**	**0**	**0**	**0**	**0**	**3.896.424**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119335 650027000 PLAN DE PACIFICACIÓN DE LOS ESTABLECIMIENTOS PENITENCIARIOS Y LAS UNIDADES DE ATENCIÓN A NIVEL NACIONAL, "PLAN LLEGÓ MAITA"

OBJETIVO DEL PROYECTO: ESTABLECER MEDIANTE LA ATENCIÓN A LAS MADRES DE LAS Y LOS PRIVADOS DE LIBERTAD ACCIONES ENCAMINADAS A LOGRAR LA PACIFICACIÓN DE LAS ENTIDADES DE ATENCIÓN Y LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO(A) DE ASUNTOS SOCIALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650027002 REALIZACIÓN DE JORNADAS PARA LA FORMACIÓN Y ATENCIÓN DE LOS Y LAS ADOLESCENTES EN CONFLICTO CON LA LEY PENAL

UNIDAD DE MEDIDA: JORNADA **META:** 40

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
402	03	00	00	Textiles y vestuarios	400.000	0	0	0	0	0	400.000
402	03	02	00	Prendas de vestir	300.000	0	0	0	0	0	300.000
402	03	03	00	Calzados	100.000	0	0	0	0	0	100.000
402	04	00	00	Productos de cuero y caucho	150.000	0	0	0	0	0	150.000
402	04	03	00	Cauchos y tripas para vehículos	150.000	0	0	0	0	0	150.000
402	05	00	00	Productos de papel, cartón e impresos	700.000	0	0	0	0	0	700.000
402	05	01	00	Pulpa de madera, papel y cartón	200.000	0	0	0	0	0	200.000
402	05	02	00	Envases y cajas de papel y cartón	300.000	0	0	0	0	0	300.000
402	05	04	00	Libros, revistas y periódicos	50.000	0	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	150.000	0	0	0	0	0	150.000
402	06	00	00	Productos químicos y derivados	300.000	0	0	0	0	0	300.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	0	50.000
402	06	04	00	Productos farmacéuticos y medicamentos	100.000	0	0	0	0	0	100.000
402	06	05	00	Productos de tocador	50.000	0	0	0	0	0	50.000
402	06	06	00	Combustibles y lubricantes	100.000	0	0	0	0	0	100.000
402	08	00	00	Productos metálicos	100.000	0	0	0	0	0	100.000
402	08	08	00	Material de educación	50.000	0	0	0	0	0	50.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	350.000	0	0	0	0	0	350.000
402	10	01	00	Artículos de deporte, recreación y juguetes	60.000	0	0	0	0	0	60.000
402	10	02	00	Materiales y útiles de limpieza y aseo	40.000	0	0	0	0	0	40.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119335 650027000 PLAN DE PACIFICACIÓN DE LOS ESTABLECIMIENTOS PENITENCIARIOS Y LAS UNIDADES DE ATENCIÓN A NIVEL NACIONAL, "PLAN LLEGÓ MAITA"

OBJETIVO DEL PROYECTO: ESTABLECER MEDIANTE LA ATENCIÓN A LAS MADRES DE LAS Y LOS PRIVADOS DE LIBERTAD ACCIONES ENCAMINADAS A LOGRAR LA PACIFICACIÓN DE LAS ENTIDADES DE ATENCIÓN Y LOS ESTABLECIMIENTOS PENITENCIARIOS.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO(A) DE ASUNTOS SOCIALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650027002 REALIZACIÓN DE JORNADAS PARA LA FORMACIÓN Y ATENCIÓN DE LOS Y LAS ADOLESCENTES EN CONFLICTO CON LA LEY PENAL

UNIDAD DE MEDIDA: JORNADA **META:** 40

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	40.000	0	0	0	0	0	40.000
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	60.000	0	0	0	0	0	60.000
402	10	13	00	Materiales fotográficos	40.000	0	0	0	0	0	40.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.036.480**	**0**	**0**	**0**	**0**	0	**4.036.480**
403	09	00	00	Viáticos y pasajes	1.200.000	0	0	0	0	0	1.200.000
403	09	01	00	Viáticos y pasajes dentro del país	1.200.000	0	0	0	0	0	1.200.000
403	10	00	00	Servicios profesionales y técnicos	1.200.000	0	0	0	0	0	1.200.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.200.000	0	0	0	0	0	1.200.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	800.000	0	0	0	0	0	800.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	800.000	0	0	0	0	0	800.000
403	18	00	00	Impuestos indirectos	686.480	0	0	0	0	0	686.480
403	18	01	00	Impuesto al valor agregado	686.480	0	0	0	0	0	686.480
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	100.000	0	0	0	0	0	100.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	100.000	0	0	0	0	0	100.000
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
404	**00**	**00**	**00**	**Activos reales**	**200.001**	**0**	**0**	**0**	**0**	0	**200.001**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200.001	0	0	0	0	0	200.001
404	09	01	00	Mobiliario y equipos de oficina	100.001	0	0	0	0	0	100.001
404	09	02	00	Equipos de computación	50.000	0	0	0	0	0	50.000
404	09	03	00	Mobiliario y equipos de alojamiento	50.000	0	0	0	0	0	50.000
				Totales	**6.236.481**	**0**	**0**	**0**	**0**	0	**6.236.481**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119315 650028000 RED COMUNAL DE APOYO A LA REVOLUCIÓN ADOLESCENTE PARA LA TRANSFORMACIÓN DEL ADOLESCENTE EN CONFLICTO CON LA LEY PENAL.

OBJETIVO DEL PROYECTO: INCORPORAR A LOS CONSEJOS COMUNALES, FAMILIAS E INSTITUCIONES EN LA RED COMUNAL DE APOYO AL ADOLESCENTE EN CONFLICTO CON LA LEY PENAL PARA LA APLICACIÓN DEL ARTÍCULO 620 DE LOPNNA

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO(A) DE ATENCIÓN AL ADOLESCENTE EN CONFLICTO CON LA LEY PENAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**129.386**	**0**	**0**	**0**	**0**	**0**	**129.386**
401	04	00	00	Complementos de sueldos y salarios	104.764	0	0	0	0	0	104.764
401	04	06	00	Complemento a empleados por comisión de servicios	10.476	0	0	0	0	0	10.476
401	04	96	00	Otros complementos a empleados	94.288	0	0	0	0	0	94.288
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.021	0	0	0	0	0	7.021
401	05	01	00	Aguinaldos a empleados	37	0	0	0	0	0	37
401	05	03	00	Bono vacacional a empleados	6.984	0	0	0	0	0	6.984
401	06	00	00	Aportes patronales y legales	1.886	0	0	0	0	0	1.886
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.886	0	0	0	0	0	1.886
401	08	00	00	Prestaciones sociales e indemnizaciones	15.715	0	0	0	0	0	15.715
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	15.715	0	0	0	0	0	15.715
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**294.574**	**0**	**0**	**0**	**0**	**0**	**294.574**
402	01	00	00	Productos alimenticios y agropecuarios	37.511	0	0	0	0	0	37.511
402	01	01	00	Alimentos y bebidas para personas	37.511	0	0	0	0	0	37.511
402	05	00	00	Productos de papel, cartón e impresos	94.565	0	0	0	0	0	94.565
402	05	01	00	Pulpa de madera, papel y cartón	14.510	0	0	0	0	0	14.510
402	05	03	00	Productos de papel y cartón para oficina	80.055	0	0	0	0	0	80.055
402	10	00	00	Productos varios y útiles diversos	162.498	0	0	0	0	0	162.498
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	103.298	0	0	0	0	0	103.298
402	10	08	00	Materiales para equipos de computación	59.200	0	0	0	0	0	59.200
403	**00**	**00**	**00**	**Servicios no personales**	**205.426**	**0**	**0**	**0**	**0**	**0**	**205.426**
403	09	00	00	Viáticos y pasajes	151.725	0	0	0	0	0	151.725
403	09	01	00	Viáticos y pasajes dentro del país	151.725	0	0	0	0	0	151.725
403	18	00	00	Impuestos indirectos	53.701	0	0	0	0	0	53.701
403	18	01	00	Impuesto al valor agregado	53.701	0	0	0	0	0	53.701
				Totales	**629.386**	**0**	**0**	**0**	**0**	**0**	**629.386**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119315 650028000 RED COMUNAL DE APOYO A LA REVOLUCIÓN ADOLESCENTE PARA LA TRANSFORMACIÓN DEL ADOLESCENTE EN CONFLICTO CON LA LEY PENAL.

OBJETIVO DEL PROYECTO: INCORPORAR A LOS CONSEJOS COMUNALES, FAMILIAS E INSTITUCIONES EN LA RED COMUNAL DE APOYO AL ADOLESCENTE EN CONFLICTO CON LA LEY PENAL PARA LA APLICACIÓN DEL ARTÍCULO 620 DE LOPNNA

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO(A) DE ATENCIÓN AL ADOLESCENTE EN CONFLICTO CON LA LEY PENAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119315 650028000 RED COMUNAL DE APOYO A LA REVOLUCIÓN ADOLESCENTE PARA LA TRANSFORMACIÓN DEL ADOLESCENTE EN CONFLICTO CON LA LEY PENAL.

OBJETIVO DEL PROYECTO: INCORPORAR A LOS CONSEJOS COMUNALES, FAMILIAS E INSTITUCIONES EN LA RED COMUNAL DE APOYO AL ADOLESCENTE EN CONFLICTO CON LA LEY PENAL PARA LA APLICACIÓN DEL ARTÍCULO 620 DE LOPNNA

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO(A) DE ATENCIÓN AL ADOLESCENTE EN CONFLICTO CON LA LEY PENAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650028001 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN DE LOS CONSEJOS COMUNALES EN LA FORMACIÓN Y ATENCIÓN INTEGRAL DE LOS ADOLESCENTES EN CONFLICTO CON LA LEY PENAL

UNIDAD DE MEDIDA: POLÍTICA / INFORME **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**129.386**	**0**	**0**	**0**	**0**	**0**	**129.386**
401	04	00	00	Complementos de sueldos y salarios	104.764	0	0	0	0	0	104.764
401	04	06	00	Complemento a empleados por comisión de servicios	10.476	0	0	0	0	0	10.476
401	04	96	00	Otros complementos a empleados	94.288	0	0	0	0	0	94.288
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.021	0	0	0	0	0	7.021
401	05	01	00	Aguinaldos a empleados	37	0	0	0	0	0	37
401	05	03	00	Bono vacacional a empleados	6.984	0	0	0	0	0	6.984
401	06	00	00	Aportes patronales y legales	1.886	0	0	0	0	0	1.886
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.886	0	0	0	0	0	1.886
401	08	00	00	Prestaciones sociales e indemnizaciones	15.715	0	0	0	0	0	15.715
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	15.715	0	0	0	0	0	15.715
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**239.226**	**0**	**0**	**0**	**0**	**0**	**239.226**
402	01	00	00	Productos alimenticios y agropecuarios	10.843	0	0	0	0	0	10.843
402	01	01	00	Alimentos y bebidas para personas	10.843	0	0	0	0	0	10.843
402	05	00	00	Productos de papel, cartón e impresos	65.885	0	0	0	0	0	65.885
402	05	01	00	Pulpa de madera, papel y cartón	9.830	0	0	0	0	0	9.830
402	05	03	00	Productos de papel y cartón para oficina	56.055	0	0	0	0	0	56.055
402	10	00	00	Productos varios y útiles diversos	162.498	0	0	0	0	0	162.498
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	103.298	0	0	0	0	0	103.298
402	10	08	00	Materiales para equipos de computación	59.200	0	0	0	0	0	59.200
403	**00**	**00**	**00**	**Servicios no personales**	**28.712**	**0**	**0**	**0**	**0**	**0**	**28.712**
403	18	00	00	Impuestos indirectos	28.712	0	0	0	0	0	28.712
403	18	01	00	Impuesto al valor agregado	28.712	0	0	0	0	0	28.712
				Totales	**397.324**	**0**	**0**	**0**	**0**	**0**	**397.324**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119315 650028000 RED COMUNAL DE APOYO A LA REVOLUCIÓN ADOLESCENTE PARA LA TRANSFORMACIÓN DEL ADOLESCENTE EN CONFLICTO CON LA LEY PENAL.

OBJETIVO DEL PROYECTO: INCORPORAR A LOS CONSEJOS COMUNALES, FAMILIAS E INSTITUCIONES EN LA RED COMUNAL DE APOYO AL ADOLESCENTE EN CONFLICTO CON LA LEY PENAL PARA LA APLICACIÓN DEL ARTÍCULO 620 DE LOPNNA

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO(A) DE ATENCIÓN AL ADOLESCENTE EN CONFLICTO CON LA LEY PENAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650028002 REALIZACIÓN DE JORNADAS PARA LA FORMACIÓN Y ATENCIÓN DE LOS Y LAS ADOLESCENTES EN CONFLICTO CON LA LEY PENAL

UNIDAD DE MEDIDA: JORNADA **META:** 24

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.668**	**0**	**0**	**0**	**0**	**0**	**17.668**
402	01	00	00	Productos alimenticios y agropecuarios	17.668	0	0	0	0	0	17.668
402	01	01	00	Alimentos y bebidas para personas	17.668	0	0	0	0	0	17.668
403	**00**	**00**	**00**	**Servicios no personales**	**58.764**	**0**	**0**	**0**	**0**	**0**	**58.764**
403	09	00	00	Viáticos y pasajes	50.575	0	0	0	0	0	50.575
403	09	01	00	Viáticos y pasajes dentro del país	50.575	0	0	0	0	0	50.575
403	18	00	00	Impuestos indirectos	8.189	0	0	0	0	0	8.189
403	18	01	00	Impuesto al valor agregado	8.189	0	0	0	0	0	8.189
				Totales	**76.432**	**0**	**0**	**0**	**0**	**0**	**76.432**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119315 650028000 RED COMUNAL DE APOYO A LA REVOLUCIÓN ADOLESCENTE PARA LA TRANSFORMACIÓN DEL ADOLESCENTE EN CONFLICTO CON LA LEY PENAL.

OBJETIVO DEL PROYECTO: INCORPORAR A LOS CONSEJOS COMUNALES, FAMILIAS E INSTITUCIONES EN LA RED COMUNAL DE APOYO AL ADOLESCENTE EN CONFLICTO CON LA LEY PENAL PARA LA APLICACIÓN DEL ARTÍCULO 620 DE LOPNNA

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO(A) DE ATENCIÓN AL ADOLESCENTE EN CONFLICTO CON LA LEY PENAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650028005 REALIZACIÓN DE MESAS TÉCNICAS CON LOS INTEGRANTES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE PARA LA VALIDACIÓN DE LAS POLÍTICAS PÚBLICAS DIRIGIDAS A LOS ADOLESCENTES EN CONFLICTO CON LA LEY PENAL

UNIDAD DE MEDIDA: MESA TÉCNICA **META:** 10

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.700**	**0**	**0**	**0**	**0**	**0**	**26.700**
402	01	00	00	Productos alimenticios y agropecuarios	9.000	0	0	0	0	0	9.000
402	01	01	00	Alimentos y bebidas para personas	9.000	0	0	0	0	0	9.000
402	05	00	00	Productos de papel, cartón e impresos	17.700	0	0	0	0	0	17.700
402	05	03	00	Productos de papel y cartón para oficina	17.700	0	0	0	0	0	17.700
403	**00**	**00**	**00**	**Servicios no personales**	**59.848**	**0**	**0**	**0**	**0**	**0**	**59.848**
403	09	00	00	Viáticos y pasajes	50.575	0	0	0	0	0	50.575
403	09	01	00	Viáticos y pasajes dentro del país	50.575	0	0	0	0	0	50.575
403	18	00	00	Impuestos indirectos	9.273	0	0	0	0	0	9.273
403	18	01	00	Impuesto al valor agregado	9.273	0	0	0	0	0	9.273
				Totales	**86.548**	**0**	**0**	**0**	**0**	**0**	**86.548**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119315 650028000 RED COMUNAL DE APOYO A LA REVOLUCIÓN ADOLESCENTE PARA LA TRANSFORMACIÓN DEL ADOLESCENTE EN CONFLICTO CON LA LEY PENAL.

OBJETIVO DEL PROYECTO: INCORPORAR A LOS CONSEJOS COMUNALES, FAMILIAS E INSTITUCIONES EN LA RED COMUNAL DE APOYO AL ADOLESCENTE EN CONFLICTO CON LA LEY PENAL PARA LA APLICACIÓN DEL ARTÍCULO 620 DE LOPNNA

UNIDAD DE MEDIDA: ADOLESCENTE ATENDIDO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO(A) DE ATENCIÓN AL ADOLESCENTE EN CONFLICTO CON LA LEY PENAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650028006 INCORPORACIÓN DE LOS CONSEJOS COMUNALES AL DESARROLLO DE LAS POLÍTICAS DE PARTICIPACIÓN DIRIGIDO A LOS ADOLESCENTES EN CONFLICTO CON LA LEY PENAL

UNIDAD DE MEDIDA: COLECTIVO **META:** 10

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.980**	**0**	**0**	**0**	**0**	0	**10.980**
402	05	00	00	Productos de papel, cartón e impresos	10.980	0	0	0	0	0	10.980
402	05	01	00	Pulpa de madera, papel y cartón	4.680	0	0	0	0	0	4.680
402	05	03	00	Productos de papel y cartón para oficina	6.300	0	0	0	0	0	6.300
403	**00**	**00**	**00**	**Servicios no personales**	**58.102**	**0**	**0**	**0**	**0**	0	**58.102**
403	09	00	00	Viáticos y pasajes	50.575	0	0	0	0	0	50.575
403	09	01	00	Viáticos y pasajes dentro del país	50.575	0	0	0	0	0	50.575
403	18	00	00	Impuestos indirectos	7.527	0	0	0	0	0	7.527
403	18	01	00	Impuesto al valor agregado	7.527	0	0	0	0	0	7.527
				Totales	**69.082**	**0**	**0**	**0**	**0**	0	**69.082**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119325 650029000 GARANTIZAR EL FUNCIONAMIENTO Y LA EJECUCIÓN DE LAS POLÍTICAS EN LOS ESTABLECIMIENTOS PENITENCIARIOS PARA BRINDAR ADECUADAS CONDICIONES DE RECLUSIÓN A LOS PRIVADOS Y PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: CREAR Y DESARROLLAR UNA INSTANCIA QUE PERMITA EJERCER EL MONITOREO Y EVALUACIÓN PERMANENTE SOBRE LOS PRINCIPALES ASPECTOS OPERATIVOS DE CADA UNO DE LOS ESTABLECIMIENTOS PENITENCIARIOS, PARA EJERCER UNA FUNCIÓN CONTRALORA SOBRE LAS POLÍTICAS, DIRECTRICES, PROGRAMAS Y PROCESOS, A FIN DE FORTALECER Y ASEGURAR LA EFICIENCIA DE LA GESTIÓN PENITENCIARIA.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 47.178 **FEMENINO:** 2.917 **MASCULINO:** 44.261

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**464.468.802**	**0**	**0**	**0**	**0**	**0**	**464.468.802**
401	01	00	00	Sueldos, salarios y otras retribuciones	125.013.910	0	0	0	0	0	125.013.910
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	48.214.871	0	0	0	0	0	48.214.871
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	205.918	0	0	0	0	0	205.918
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.370.094	0	0	0	0	0	1.370.094
401	01	18	00	Remuneraciones al personal contratado	61.972.929	0	0	0	0	0	61.972.929
401	01	99	00	Otras retribuciones	13.250.098	0	0	0	0	0	13.250.098
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	38.456.842	0	0	0	0	0	38.456.842
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	37.210.534	0	0	0	0	0	37.210.534
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	198.197	0	0	0	0	0	198.197
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.048.111	0	0	0	0	0	1.048.111
401	03	00	00	Primas	75.509.090	0	0	0	0	0	75.509.090
401	03	01	00	Primas por mérito a empleados	3.150	0	0	0	0	0	3.150
401	03	02	00	Primas de transporte a empleados	13.153.200	0	0	0	0	0	13.153.200
401	03	03	00	Primas por hogar a empleados	23.675.760	0	0	0	0	0	23.675.760
401	03	04	00	Primas por hijos a empleados	4.655.200	0	0	0	0	0	4.655.200
401	03	08	00	Primas de profesionalización a empleados	5.806.080	0	0	0	0	0	5.806.080
401	03	09	00	Primas por antigüedad a empleados	4.825.549	0	0	0	0	0	4.825.549
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	72.900	0	0	0	0	0	72.900
401	03	17	00	Primas de transporte a obreros	194.400	0	0	0	0	0	194.400
401	03	18	00	Primas por hogar a obreros	349.920	0	0	0	0	0	349.920
401	03	19	00	Primas por hijos de obreros	129.600	0	0	0	0	0	129.600
401	03	21	00	Primas por antigüedad a obreros	137.009	0	0	0	0	0	137.009
401	03	22	00	Primas de profesionalización a obreros	164.411	0	0	0	0	0	164.411
401	03	31	00	Primas por riesgo al personal militar y de seguridad	4.594.288	0	0	0	0	0	4.594.288
401	03	39	00	Primas por hijos al personal contratado	4.113.600	0	0	0	0	0	4.113.600
401	03	40	00	Primas de profesionalización al personal contratado	7.436.740	0	0	0	0	0	7.436.740

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119325 650029000 GARANTIZAR EL FUNCIONAMIENTO Y LA EJECUCIÓN DE LAS POLÍTICAS EN LOS ESTABLECIMIENTOS PENITENCIARIOS PARA BRINDAR ADECUADAS CONDICIONES DE RECLUSIÓN A LOS PRIVADOS Y PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: CREAR Y DESARROLLAR UNA INSTANCIA QUE PERMITA EJERCER EL MONITOREO Y EVALUACIÓN PERMANENTE SOBRE LOS PRINCIPALES ASPECTOS OPERATIVOS DE CADA UNO DE LOS ESTABLECIMIENTOS PENITENCIARIOS, PARA EJERCER UNA FUNCIÓN CONTRALORA SOBRE LAS POLÍTICAS, DIRECTRICES, PROGRAMAS Y PROCESOS, A FIN DE FORTALECER Y ASEGURAR LA EFICIENCIA DE LA GESTIÓN PENITENCIARIA.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 47.178 **FEMENINO:** 2.917 **MASCULINO:** 44.261

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	41	00	Primas por antigüedad al personal contratado	6.197.283	0	0	0	0	0	6.197.283
401	04	00	00	Complementos de sueldos y salarios	62.806.817	0	0	0	0	0	62.806.817
401	04	06	00	Complemento a empleados por comisión de servicios	39.012	0	0	0	0	0	39.012
401	04	08	00	Bono compensatorio de alimentación a empleados	24.532.200	0	0	0	0	0	24.532.200
401	04	18	00	Bono compensatorio de alimentación a obreros	680.400	0	0	0	0	0	680.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	24.116.400	0	0	0	0	0	24.116.400
401	04	96	00	Otros complementos a empleados	10.868.642	0	0	0	0	0	10.868.642
401	04	97	00	Otros complementos a obreros	590.631	0	0	0	0	0	590.631
401	04	98	00	Otros complementos al personal contratado	1.979.532	0	0	0	0	0	1.979.532
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	17.217.358	0	0	0	0	0	17.217.358
401	05	01	00	Aguinaldos a empleados	192.490	0	0	0	0	0	192.490
401	05	03	00	Bono vacacional a empleados	8.764.151	0	0	0	0	0	8.764.151
401	05	04	00	Aguinaldos a obreros	2.691	0	0	0	0	0	2.691
401	05	06	00	Bono vacacional a obreros	304.987	0	0	0	0	0	304.987
401	05	07	00	Aguinaldos al personal contratado	7.953.039	0	0	0	0	0	7.953.039
401	06	00	00	Aportes patronales y legales	13.306.762	0	0	0	0	0	13.306.762
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.256.048	0	0	0	0	0	2.256.048
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.229.058	0	0	0	0	0	2.229.058
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	847.364	0	0	0	0	0	847.364
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.364.489	0	0	0	0	0	2.364.489
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	62.571	0	0	0	0	0	62.571
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	41.173	0	0	0	0	0	41.173
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	23.977	0	0	0	0	0	23.977
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	82.347	0	0	0	0	0	82.347
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.217.810	0	0	0	0	0	2.217.810
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.097.400	0	0	0	0	0	2.097.400
401	06	95	00	Otros aportes legales por personal contratado	1.084.525	0	0	0	0	0	1.084.525

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119325 650029000 GARANTIZAR EL FUNCIONAMIENTO Y LA EJECUCIÓN DE LAS POLÍTICAS EN LOS ESTABLECIMIENTOS PENITENCIARIOS PARA BRINDAR ADECUADAS CONDICIONES DE RECLUSIÓN A LOS PRIVADOS Y PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: CREAR Y DESARROLLAR UNA INSTANCIA QUE PERMITA EJERCER EL MONITOREO Y EVALUACIÓN PERMANENTE SOBRE LOS PRINCIPALES ASPECTOS OPERATIVOS DE CADA UNO DE LOS ESTABLECIMIENTOS PENITENCIARIOS, PARA EJERCER UNA FUNCIÓN CONTRALORA SOBRE LAS POLÍTICAS, DIRECTRICES, PROGRAMAS Y PROCESOS, A FIN DE FORTALECER Y ASEGURAR LA EFICIENCIA DE LA GESTIÓN PENITENCIARIA.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 47.178 **FEMENINO:** 2.917 **MASCULINO:** 44.261

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	94.289.390	0	0	0	0	0	94.289.390
401	07	02	00	Becas a empleados	2.316.600	0	0	0	0	0	2.316.600
401	07	03	00	Ayudas por matrimonio a empleados	283.140	0	0	0	0	0	283.140
401	07	04	00	Ayudas por nacimiento de hijos a empleados	849.420	0	0	0	0	0	849.420
401	07	05	00	Ayudas por defunción a empleados	180.180	0	0	0	0	0	180.180
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	4.633.200	0	0	0	0	0	4.633.200
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	22.290.577	0	0	0	0	0	22.290.577
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	38.610.000	0	0	0	0	0	38.610.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.148.000	0	0	0	0	0	5.148.000
401	07	10	00	Dotación de uniformes a empleados	18.018.000	0	0	0	0	0	18.018.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	555.984	0	0	0	0	0	555.984
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	5.148	0	0	0	0	0	5.148
401	07	18	00	Becas a obreros	32.400	0	0	0	0	0	32.400
401	07	19	00	Ayudas por matrimonio de obreros	3.960	0	0	0	0	0	3.960
401	07	20	00	Ayudas por nacimiento de hijos de obreros	11.880	0	0	0	0	0	11.880
401	07	21	00	Ayudas por defunción a obreros	2.520	0	0	0	0	0	2.520
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	64.800	0	0	0	0	0	64.800
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	411.733	0	0	0	0	0	411.733
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	540.000	0	0	0	0	0	540.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	72.000	0	0	0	0	0	72.000
401	07	26	00	Dotación de uniformes a obreros	252.000	0	0	0	0	0	252.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	7.776	0	0	0	0	0	7.776
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	72	0	0	0	0	0	72
401	08	00	00	Prestaciones sociales e indemnizaciones	37.868.633	0	0	0	0	0	37.868.633
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	37.182.412	0	0	0	0	0	37.182.412
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	686.221	0	0	0	0	0	686.221
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**264.791.254**	**0**	**0**	**0**	**0**	**0**	**264.791.254**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119325 650029000 GARANTIZAR EL FUNCIONAMIENTO Y LA EJECUCIÓN DE LAS POLÍTICAS EN LOS ESTABLECIMIENTOS PENITENCIARIOS PARA BRINDAR ADECUADAS CONDICIONES DE RECLUSIÓN A LOS PRIVADOS Y PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: CREAR Y DESARROLLAR UNA INSTANCIA QUE PERMITA EJERCER EL MONITOREO Y EVALUACIÓN PERMANENTE SOBRE LOS PRINCIPALES ASPECTOS OPERATIVOS DE CADA UNO DE LOS ESTABLECIMIENTOS PENITENCIARIOS, PARA EJERCER UNA FUNCIÓN CONTRALORA SOBRE LAS POLÍTICAS, DIRECTRICES, PROGRAMAS Y PROCESOS, A FIN DE FORTALECER Y ASEGURAR LA EFICIENCIA DE LA GESTIÓN PENITENCIARIA.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 47.178 **FEMENINO:** 2.917 **MASCULINO:** 44.261

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	250.011.694	0	0	0	0	0	250.011.694
402	01	01	00	Alimentos y bebidas para personas	250.011.694	0	0	0	0	0	250.011.694
402	03	00	00	Textiles y vestuarios	2.200.000	0	0	0	0	0	2.200.000
402	03	02	00	Prendas de vestir	1.000.000	0	0	0	0	0	1.000.000
402	03	03	00	Calzados	1.200.000	0	0	0	0	0	1.200.000
402	04	00	00	Productos de cuero y caucho	1.650.000	0	0	0	0	0	1.650.000
402	04	03	00	Cauchos y tripas para vehículos	1.650.000	0	0	0	0	0	1.650.000
402	05	00	00	Productos de papel, cartón e impresos	796.880	0	0	0	0	0	796.880
402	05	01	00	Pulpa de madera, papel y cartón	12.740	0	0	0	0	0	12.740
402	05	03	00	Productos de papel y cartón para oficina	782.265	0	0	0	0	0	782.265
402	05	04	00	Libros, revistas y periódicos	1.200	0	0	0	0	0	1.200
402	05	99	00	Otros productos de pulpa, papel y cartón	675	0	0	0	0	0	675
402	06	00	00	Productos químicos y derivados	4.607.000	0	0	0	0	0	4.607.000
402	06	05	00	Productos de tocador	2.515.000	0	0	0	0	0	2.515.000
402	06	06	00	Combustibles y lubricantes	92.000	0	0	0	0	0	92.000
402	06	08	00	Productos plásticos	2.000.000	0	0	0	0	0	2.000.000
402	08	00	00	Productos metálicos	809.000	0	0	0	0	0	809.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	161.500	0	0	0	0	0	161.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	647.500	0	0	0	0	0	647.500
402	10	00	00	Productos varios y útiles diversos	4.716.680	0	0	0	0	0	4.716.680
402	10	02	00	Materiales y útiles de limpieza y aseo	2.760.500	0	0	0	0	0	2.760.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.718.730	0	0	0	0	0	1.718.730
402	10	07	00	Productos de seguridad en el trabajo	4.500	0	0	0	0	0	4.500
402	10	08	00	Materiales para equipos de computación	232.950	0	0	0	0	0	232.950
403	**00**	**00**	**00**	**Servicios no personales**	**39.436.127**	**0**	**0**	**0**	**0**	**0**	**39.436.127**
403	06	00	00	Servicios de transporte y almacenaje	32.852	0	0	0	0	0	32.852
403	06	01	00	Fletes y embalajes	19.124	0	0	0	0	0	19.124
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	13.728	0	0	0	0	0	13.728

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119325 650029000 GARANTIZAR EL FUNCIONAMIENTO Y LA EJECUCIÓN DE LAS POLÍTICAS EN LOS ESTABLECIMIENTOS PENITENCIARIOS PARA BRINDAR ADECUADAS CONDICIONES DE RECLUSIÓN A LOS PRIVADOS Y PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: CREAR Y DESARROLLAR UNA INSTANCIA QUE PERMITA EJERCER EL MONITOREO Y EVALUACIÓN PERMANENTE SOBRE LOS PRINCIPALES ASPECTOS OPERATIVOS DE CADA UNO DE LOS ESTABLECIMIENTOS PENITENCIARIOS, PARA EJERCER UNA FUNCIÓN CONTRALORA SOBRE LAS POLÍTICAS, DIRECTRICES, PROGRAMAS Y PROCESOS, A FIN DE FORTALECER Y ASEGURAR LA EFICIENCIA DE LA GESTIÓN PENITENCIARIA.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 47.178 **FEMENINO:** 2.917 **MASCULINO:** 44.261

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	27.800	0	0	0	0	0	27.800
403	07	02	00	Imprenta y reproducción	27.800	0	0	0	0	0	27.800
403	09	00	00	Viáticos y pasajes	1.528.320	0	0	0	0	0	1.528.320
403	09	01	00	Viáticos y pasajes dentro del país	1.528.320	0	0	0	0	0	1.528.320
403	16	00	00	Servicios de diversión, esparcimiento y culturales	5.220.000	0	0	0	0	0	5.220.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	5.220.000	0	0	0	0	0	5.220.000
403	18	00	00	Impuestos indirectos	16.331.353	0	0	0	0	0	16.331.353
403	18	01	00	Impuesto al valor agregado	16.331.353	0	0	0	0	0	16.331.353
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.060.574	0	0	0	0	0	1.060.574
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.060.574	0	0	0	0	0	1.060.574
403	99	00	00	Otros servicios no personales	15.235.228	0	0	0	0	0	15.235.228
403	99	01	00	Otros servicios no personales	15.235.228	0	0	0	0	0	15.235.228
404	**00**	**00**	**00**	**Activos reales**	**34.740**	**0**	**0**	**0**	**0**	**0**	**34.740**
404	05	00	00	Equipos de comunicaciones y de señalamiento	13.700	0	0	0	0	0	13.700
404	05	01	00	Equipos de telecomunicaciones	8.000	0	0	0	0	0	8.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	5.700	0	0	0	0	0	5.700
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	21.040	0	0	0	0	0	21.040
404	09	01	00	Mobiliario y equipos de oficina	7.100	0	0	0	0	0	7.100
404	09	02	00	Equipos de computación	7.940	0	0	0	0	0	7.940
404	09	03	00	Mobiliario y equipos de alojamiento	6.000	0	0	0	0	0	6.000
				Totales	**768.730.923**	**0**	**0**	**0**	**0**	**0**	**768.730.923**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119325 650029000 GARANTIZAR EL FUNCIONAMIENTO Y LA EJECUCIÓN DE LAS POLÍTICAS EN LOS ESTABLECIMIENTOS PENITENCIARIOS PARA BRINDAR ADECUADAS CONDICIONES DE RECLUSIÓN A LOS PRIVADOS Y PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: CREAR Y DESARROLLAR UNA INSTANCIA QUE PERMITA EJERCER EL MONITOREO Y EVALUACIÓN PERMANENTE SOBRE LOS PRINCIPALES ASPECTOS OPERATIVOS DE CADA UNO DE LOS ESTABLECIMIENTOS PENITENCIARIOS, PARA EJERCER UNA FUNCIÓN CONTRALORA SOBRE LAS POLÍTICAS, DIRECTRICES, PROGRAMAS Y PROCESOS, A FIN DE FORTALECER Y ASEGURAR LA EFICIENCIA DE LA GESTIÓN PENITENCIARIA.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 47.178 **FEMENINO:** 2.917 **MASCULINO:** 44.261

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119325 650029000 GARANTIZAR EL FUNCIONAMIENTO Y LA EJECUCIÓN DE LAS POLÍTICAS EN LOS ESTABLECIMIENTOS PENITENCIARIOS PARA BRINDAR ADECUADAS CONDICIONES DE RECLUSIÓN A LOS PRIVADOS Y PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: CREAR Y DESARROLLAR UNA INSTANCIA QUE PERMITA EJERCER EL MONITOREO Y EVALUACIÓN PERMANENTE SOBRE LOS PRINCIPALES ASPECTOS OPERATIVOS DE CADA UNO DE LOS ESTABLECIMIENTOS PENITENCIARIOS, PARA EJERCER UNA FUNCIÓN CONTRALORA SOBRE LAS POLÍTICAS, DIRECTRICES, PROGRAMAS Y PROCESOS, A FIN DE FORTALECER Y ASEGURAR LA EFICIENCIA DE LA GESTIÓN PENITENCIARIA.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 47.178 **FEMENINO:** 2.917 **MASCULINO:** 44.261

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650029001 SEGUIMIENTO Y CONTROL DE LOS ESTABLECIMIENTOS PENITENCIARIOS EN LAS REGIONES DEL PAÍS

UNIDAD DE MEDIDA: CONTROL **META:** 50

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**464.468.802**	0	0	0	0	0	**464.468.802**
401	01	00	00	Sueldos, salarios y otras retribuciones	125.013.910	0	0	0	0	0	125.013.910
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	48.214.871	0	0	0	0	0	48.214.871
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	205.918	0	0	0	0	0	205.918
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.370.094	0	0	0	0	0	1.370.094
401	01	18	00	Remuneraciones al personal contratado	61.972.929	0	0	0	0	0	61.972.929
401	01	99	00	Otras retribuciones	13.250.098	0	0	0	0	0	13.250.098
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	38.456.842	0	0	0	0	0	38.456.842
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	37.210.534	0	0	0	0	0	37.210.534
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	198.197	0	0	0	0	0	198.197
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.048.111	0	0	0	0	0	1.048.111
401	03	00	00	Primas	75.509.090	0	0	0	0	0	75.509.090
401	03	01	00	Primas por mérito a empleados	3.150	0	0	0	0	0	3.150
401	03	02	00	Primas de transporte a empleados	13.153.200	0	0	0	0	0	13.153.200
401	03	03	00	Primas por hogar a empleados	23.675.760	0	0	0	0	0	23.675.760
401	03	04	00	Primas por hijos a empleados	4.655.200	0	0	0	0	0	4.655.200
401	03	08	00	Primas de profesionalización a empleados	5.806.080	0	0	0	0	0	5.806.080
401	03	09	00	Primas por antigüedad a empleados	4.825.549	0	0	0	0	0	4.825.549
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	72.900	0	0	0	0	0	72.900
401	03	17	00	Primas de transporte a obreros	194.400	0	0	0	0	0	194.400
401	03	18	00	Primas por hogar a obreros	349.920	0	0	0	0	0	349.920
401	03	19	00	Primas por hijos de obreros	129.600	0	0	0	0	0	129.600
401	03	21	00	Primas por antigüedad a obreros	137.009	0	0	0	0	0	137.009

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119325 650029000 GARANTIZAR EL FUNCIONAMIENTO Y LA EJECUCIÓN DE LAS POLÍTICAS EN LOS ESTABLECIMIENTOS PENITENCIARIOS PARA BRINDAR ADECUADAS CONDICIONES DE RECLUSIÓN A LOS PRIVADOS Y PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: CREAR Y DESARROLLAR UNA INSTANCIA QUE PERMITA EJERCER EL MONITOREO Y EVALUACIÓN PERMANENTE SOBRE LOS PRINCIPALES ASPECTOS OPERATIVOS DE CADA UNO DE LOS ESTABLECIMIENTOS PENITENCIARIOS, PARA EJERCER UNA FUNCIÓN CONTRALORA SOBRE LAS POLÍTICAS, DIRECTRICES, PROGRAMAS Y PROCESOS, A FIN DE FORTALECER Y ASEGURAR LA EFICIENCIA DE LA GESTIÓN PENITENCIARIA.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 47.178 **FEMENINO:** 2.917 **MASCULINO:** 44.261

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650029001 SEGUIMIENTO Y CONTROL DE LOS ESTABLECIMIENTOS PENITENCIARIOS EN LAS REGIONES DEL PAÍS

UNIDAD DE MEDIDA: CONTROL **META:** 50

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	22	00	Primas de profesionalización a obreros	164.411	0	0	0	0	0	164.411
401	03	31	00	Primas por riesgo al personal militar y de seguridad	4.594.288	0	0	0	0	0	4.594.288
401	03	39	00	Primas por hijos al personal contratado	4.113.600	0	0	0	0	0	4.113.600
401	03	40	00	Primas de profesionalización al personal contratado	7.436.740	0	0	0	0	0	7.436.740
401	03	41	00	Primas por antigüedad al personal contratado	6.197.283	0	0	0	0	0	6.197.283
401	04	00	00	Complementos de sueldos y salarios	62.806.817	0	0	0	0	0	62.806.817
401	04	06	00	Complemento a empleados por comisión de servicios	39.012	0	0	0	0	0	39.012
401	04	08	00	Bono compensatorio de alimentación a empleados	24.532.200	0	0	0	0	0	24.532.200
401	04	18	00	Bono compensatorio de alimentación a obreros	680.400	0	0	0	0	0	680.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	24.116.400	0	0	0	0	0	24.116.400
401	04	96	00	Otros complementos a empleados	10.868.642	0	0	0	0	0	10.868.642
401	04	97	00	Otros complementos a obreros	590.631	0	0	0	0	0	590.631
401	04	98	00	Otros complementos al personal contratado	1.979.532	0	0	0	0	0	1.979.532
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	17.217.358	0	0	0	0	0	17.217.358
401	05	01	00	Aguinaldos a empleados	192.490	0	0	0	0	0	192.490
401	05	03	00	Bono vacacional a empleados	8.764.151	0	0	0	0	0	8.764.151
401	05	04	00	Aguinaldos a obreros	2.691	0	0	0	0	0	2.691
401	05	06	00	Bono vacacional a obreros	304.987	0	0	0	0	0	304.987
401	05	07	00	Aguinaldos al personal contratado	7.953.039	0	0	0	0	0	7.953.039
401	06	00	00	Aportes patronales y legales	13.306.762	0	0	0	0	0	13.306.762
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.256.048	0	0	0	0	0	2.256.048
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.229.058	0	0	0	0	0	2.229.058
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	847.364	0	0	0	0	0	847.364

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119325 650029000 GARANTIZAR EL FUNCIONAMIENTO Y LA EJECUCIÓN DE LAS POLÍTICAS EN LOS ESTABLECIMIENTOS PENITENCIARIOS PARA BRINDAR ADECUADAS CONDICIONES DE RECLUSIÓN A LOS PRIVADOS Y PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: CREAR Y DESARROLLAR UNA INSTANCIA QUE PERMITA EJERCER EL MONITOREO Y EVALUACIÓN PERMANENTE SOBRE LOS PRINCIPALES ASPECTOS OPERATIVOS DE CADA UNO DE LOS ESTABLECIMIENTOS PENITENCIARIOS, PARA EJERCER UNA FUNCIÓN CONTRALORA SOBRE LAS POLÍTICAS, DIRECTRICES, PROGRAMAS Y PROCESOS, A FIN DE FORTALECER Y ASEGURAR LA EFICIENCIA DE LA GESTIÓN PENITENCIARIA.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 47.178 **FEMENINO:** 2.917 **MASCULINO:** 44.261

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650029001 SEGUIMIENTO Y CONTROL DE LOS ESTABLECIMIENTOS PENITENCIARIOS EN LAS REGIONES DEL PAÍS

UNIDAD DE MEDIDA: CONTROL **META:** 50

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.364.489	0	0	0	0	0	2.364.489
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	62.571	0	0	0	0	0	62.571
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	41.173	0	0	0	0	0	41.173
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	23.977	0	0	0	0	0	23.977
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	82.347	0	0	0	0	0	82.347
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.217.810	0	0	0	0	0	2.217.810
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.097.400	0	0	0	0	0	2.097.400
401	06	95	00	Otros aportes legales por personal contratado	1.084.525	0	0	0	0	0	1.084.525
401	07	00	00	Asistencia socio-económica	94.289.390	0	0	0	0	0	94.289.390
401	07	02	00	Becas a empleados	2.316.600	0	0	0	0	0	2.316.600
401	07	03	00	Ayudas por matrimonio a empleados	283.140	0	0	0	0	0	283.140
401	07	04	00	Ayudas por nacimiento de hijos a empleados	849.420	0	0	0	0	0	849.420
401	07	05	00	Ayudas por defunción a empleados	180.180	0	0	0	0	0	180.180
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	4.633.200	0	0	0	0	0	4.633.200
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	22.290.577	0	0	0	0	0	22.290.577
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	38.610.000	0	0	0	0	0	38.610.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.148.000	0	0	0	0	0	5.148.000
401	07	10	00	Dotación de uniformes a empleados	18.018.000	0	0	0	0	0	18.018.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	555.984	0	0	0	0	0	555.984
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	5.148	0	0	0	0	0	5.148
401	07	18	00	Becas a obreros	32.400	0	0	0	0	0	32.400
401	07	19	00	Ayudas por matrimonio de obreros	3.960	0	0	0	0	0	3.960

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119325 650029000 GARANTIZAR EL FUNCIONAMIENTO Y LA EJECUCIÓN DE LAS POLÍTICAS EN LOS ESTABLECIMIENTOS PENITENCIARIOS PARA BRINDAR ADECUADAS CONDICIONES DE RECLUSIÓN A LOS PRIVADOS Y PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: CREAR Y DESARROLLAR UNA INSTANCIA QUE PERMITA EJERCER EL MONITOREO Y EVALUACIÓN PERMANENTE SOBRE LOS PRINCIPALES ASPECTOS OPERATIVOS DE CADA UNO DE LOS ESTABLECIMIENTOS PENITENCIARIOS, PARA EJERCER UNA FUNCIÓN CONTRALORA SOBRE LAS POLÍTICAS, DIRECTRICES, PROGRAMAS Y PROCESOS, A FIN DE FORTALECER Y ASEGURAR LA EFICIENCIA DE LA GESTIÓN PENITENCIARIA.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 47.178 **FEMENINO:** 2.917 **MASCULINO:** 44.261

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650029001 SEGUIMIENTO Y CONTROL DE LOS ESTABLECIMIENTOS PENITENCIARIOS EN LAS REGIONES DEL PAÍS

UNIDAD DE MEDIDA: CONTROL **META:** 50

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	20	00	Ayudas por nacimiento de hijos de obreros	11.880	0	0	0	0	0	11.880
401	07	21	00	Ayudas por defunción a obreros	2.520	0	0	0	0	0	2.520
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	64.800	0	0	0	0	0	64.800
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	411.733	0	0	0	0	0	411.733
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	540.000	0	0	0	0	0	540.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	72.000	0	0	0	0	0	72.000
401	07	26	00	Dotación de uniformes a obreros	252.000	0	0	0	0	0	252.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	7.776	0	0	0	0	0	7.776
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	72	0	0	0	0	0	72
401	08	00	00	Prestaciones sociales e indemnizaciones	37.868.633	0	0	0	0	0	37.868.633
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	37.182.412	0	0	0	0	0	37.182.412
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	686.221	0	0	0	0	0	686.221
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.715.904**	**0**	**0**	**0**	**0**	0	**6.715.904**
402	05	00	00	Productos de papel, cartón e impresos	348.800	0	0	0	0	0	348.800
402	05	03	00	Productos de papel y cartón para oficina	348.800	0	0	0	0	0	348.800
402	06	00	00	Productos químicos y derivados	2.000.000	0	0	0	0	0	2.000.000
402	06	08	00	Productos plásticos	2.000.000	0	0	0	0	0	2.000.000
402	10	00	00	Productos varios y útiles diversos	4.367.104	0	0	0	0	0	4.367.104
402	10	02	00	Materiales y útiles de limpieza y aseo	2.760.500	0	0	0	0	0	2.760.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.606.604	0	0	0	0	0	1.606.604
403	**00**	**00**	**00**	**Servicios no personales**	**25.942.135**	**0**	**0**	**0**	**0**	0	**25.942.135**
403	09	00	00	Viáticos y pasajes	950.000	0	0	0	0	0	950.000
403	09	01	00	Viáticos y pasajes dentro del país	950.000	0	0	0	0	0	950.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119325 650029000 GARANTIZAR EL FUNCIONAMIENTO Y LA EJECUCIÓN DE LAS POLÍTICAS EN LOS ESTABLECIMIENTOS PENITENCIARIOS PARA BRINDAR ADECUADAS CONDICIONES DE RECLUSIÓN A LOS PRIVADOS Y PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: CREAR Y DESARROLLAR UNA INSTANCIA QUE PERMITA EJERCER EL MONITOREO Y EVALUACIÓN PERMANENTE SOBRE LOS PRINCIPALES ASPECTOS OPERATIVOS DE CADA UNO DE LOS ESTABLECIMIENTOS PENITENCIARIOS, PARA EJERCER UNA FUNCIÓN CONTRALORA SOBRE LAS POLÍTICAS, DIRECTRICES, PROGRAMAS Y PROCESOS, A FIN DE FORTALECER Y ASEGURAR LA EFICIENCIA DE LA GESTIÓN PENITENCIARIA.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 47.178 **FEMENINO:** 2.917 **MASCULINO:** 44.261

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650029001 SEGUIMIENTO Y CONTROL DE LOS ESTABLECIMIENTOS PENITENCIARIOS EN LAS REGIONES DEL PAÍS

UNIDAD DE MEDIDA: CONTROL **META:** 50

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	5.220.000	0	0	0	0	0	5.220.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	5.220.000	0	0	0	0	0	5.220.000
403	18	00	00	Impuestos indirectos	3.476.333	0	0	0	0	0	3.476.333
403	18	01	00	Impuesto al valor agregado	3.476.333	0	0	0	0	0	3.476.333
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.060.574	0	0	0	0	0	1.060.574
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.060.574	0	0	0	0	0	1.060.574
403	99	00	00	Otros servicios no personales	15.235.228	0	0	0	0	0	15.235.228
403	99	01	00	Otros servicios no personales	15.235.228	0	0	0	0	0	15.235.228
				Totales	**497.126.841**	**0**	**0**	**0**	**0**	**0**	**497.126.841**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119325 650029000 GARANTIZAR EL FUNCIONAMIENTO Y LA EJECUCIÓN DE LAS POLÍTICAS EN LOS ESTABLECIMIENTOS PENITENCIARIOS PARA BRINDAR ADECUADAS CONDICIONES DE RECLUSIÓN A LOS PRIVADOS Y PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: CREAR Y DESARROLLAR UNA INSTANCIA QUE PERMITA EJERCER EL MONITOREO Y EVALUACIÓN PERMANENTE SOBRE LOS PRINCIPALES ASPECTOS OPERATIVOS DE CADA UNO DE LOS ESTABLECIMIENTOS PENITENCIARIOS, PARA EJERCER UNA FUNCIÓN CONTRALORA SOBRE LAS POLÍTICAS, DIRECTRICES, PROGRAMAS Y PROCESOS, A FIN DE FORTALECER Y ASEGURAR LA EFICIENCIA DE LA GESTIÓN PENITENCIARIA.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 47.178 **FEMENINO:** 2.917 **MASCULINO:** 44.261

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650029002 DOTACIÓN Y DISTRIBUCIÓN DE INSUMOS Y MANTENIMIENTO DE VEHÍCULOS

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 71.827

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**257.278.500**	**0**	**0**	**0**	**0**	**0**	**257.278.500**
402	01	00	00	Productos alimenticios y agropecuarios	250.008.000	0	0	0	0	0	250.008.000
402	01	01	00	Alimentos y bebidas para personas	250.008.000	0	0	0	0	0	250.008.000
402	03	00	00	Textiles y vestuarios	2.200.000	0	0	0	0	0	2.200.000
402	03	02	00	Prendas de vestir	1.000.000	0	0	0	0	0	1.000.000
402	03	03	00	Calzados	1.200.000	0	0	0	0	0	1.200.000
402	04	00	00	Productos de cuero y caucho	1.650.000	0	0	0	0	0	1.650.000
402	04	03	00	Cauchos y tripas para vehículos	1.650.000	0	0	0	0	0	1.650.000
402	06	00	00	Productos químicos y derivados	2.607.000	0	0	0	0	0	2.607.000
402	06	05	00	Productos de tocador	2.515.000	0	0	0	0	0	2.515.000
402	06	06	00	Combustibles y lubricantes	92.000	0	0	0	0	0	92.000
402	08	00	00	Productos metálicos	809.000	0	0	0	0	0	809.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	161.500	0	0	0	0	0	161.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	647.500	0	0	0	0	0	647.500
402	10	00	00	Productos varios y útiles diversos	4.500	0	0	0	0	0	4.500
402	10	07	00	Productos de seguridad en el trabajo	4.500	0	0	0	0	0	4.500
403	**00**	**00**	**00**	**Servicios no personales**	**12.849.180**	**0**	**0**	**0**	**0**	**0**	**12.849.180**
403	06	00	00	Servicios de transporte y almacenaje	7.200	0	0	0	0	0	7.200
403	06	01	00	Fletes y embalajes	7.200	0	0	0	0	0	7.200
403	09	00	00	Viáticos y pasajes	148.800	0	0	0	0	0	148.800
403	09	01	00	Viáticos y pasajes dentro del país	148.800	0	0	0	0	0	148.800
403	18	00	00	Impuestos indirectos	12.693.180	0	0	0	0	0	12.693.180
403	18	01	00	Impuesto al valor agregado	12.693.180	0	0	0	0	0	12.693.180

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119325 650029000 GARANTIZAR EL FUNCIONAMIENTO Y LA EJECUCIÓN DE LAS POLÍTICAS EN LOS ESTABLECIMIENTOS PENITENCIARIOS PARA BRINDAR ADECUADAS CONDICIONES DE RECLUSIÓN A LOS PRIVADOS Y PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: CREAR Y DESARROLLAR UNA INSTANCIA QUE PERMITA EJERCER EL MONITOREO Y EVALUACIÓN PERMANENTE SOBRE LOS PRINCIPALES ASPECTOS OPERATIVOS DE CADA UNO DE LOS ESTABLECIMIENTOS PENITENCIARIOS, PARA EJERCER UNA FUNCIÓN CONTRALORA SOBRE LAS POLÍTICAS, DIRECTRICES, PROGRAMAS Y PROCESOS, A FIN DE FORTALECER Y ASEGURAR LA EFICIENCIA DE LA GESTIÓN PENITENCIARIA.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 47.178 **FEMENINO:** 2.917 **MASCULINO:** 44.261

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650029002 DOTACIÓN Y DISTRIBUCIÓN DE INSUMOS Y MANTENIMIENTO DE VEHÍCULOS

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 71.827

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**270.127.680**	**0**	**0**	**0**	**0**	**0**	**270.127.680**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119325 650029000 GARANTIZAR EL FUNCIONAMIENTO Y LA EJECUCIÓN DE LAS POLÍTICAS EN LOS ESTABLECIMIENTOS PENITENCIARIOS PARA BRINDAR ADECUADAS CONDICIONES DE RECLUSIÓN A LOS PRIVADOS Y PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: CREAR Y DESARROLLAR UNA INSTANCIA QUE PERMITA EJERCER EL MONITOREO Y EVALUACIÓN PERMANENTE SOBRE LOS PRINCIPALES ASPECTOS OPERATIVOS DE CADA UNO DE LOS ESTABLECIMIENTOS PENITENCIARIOS, PARA EJERCER UNA FUNCIÓN CONTRALORA SOBRE LAS POLÍTICAS, DIRECTRICES, PROGRAMAS Y PROCESOS, A FIN DE FORTALECER Y ASEGURAR LA EFICIENCIA DE LA GESTIÓN PENITENCIARIA.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 47.178 **FEMENINO:** 2.917 **MASCULINO:** 44.261

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650029003 GARANTIZAR LA ATENCIÓN JURÍDICA A TRAVÉS DEL PLAN CAYAPA A LOS PROCESADOS Y PROCESADAS RECLUIDOS EN LOS ESTABLECIMIENTOS PENITENCIARIOS

UNIDAD DE MEDIDA: ASESORÍA JURÍDICA **META:** 29.093

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**433.978**	0	0	0	0	0	**433.978**
402	05	00	00	Productos de papel, cartón e impresos	370.819	0	0	0	0	0	370.819
402	05	03	00	Productos de papel y cartón para oficina	370.819	0	0	0	0	0	370.819
402	10	00	00	Productos varios y útiles diversos	63.159	0	0	0	0	0	63.159
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.809	0	0	0	0	0	12.809
402	10	08	00	Materiales para equipos de computación	50.350	0	0	0	0	0	50.350
403	00	00	00	**Servicios no personales**	**566.022**	0	0	0	0	0	**566.022**
403	06	00	00	Servicios de transporte y almacenaje	16.302	0	0	0	0	0	16.302
403	06	01	00	Fletes y embalajes	2.574	0	0	0	0	0	2.574
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	13.728	0	0	0	0	0	13.728
403	07	00	00	Servicios de información, impresión y relaciones públicas	27.800	0	0	0	0	0	27.800
403	07	02	00	Imprenta y reproducción	27.800	0	0	0	0	0	27.800
403	09	00	00	Viáticos y pasajes	414.770	0	0	0	0	0	414.770
403	09	01	00	Viáticos y pasajes dentro del país	414.770	0	0	0	0	0	414.770
403	18	00	00	Impuestos indirectos	107.150	0	0	0	0	0	107.150
403	18	01	00	Impuesto al valor agregado	107.150	0	0	0	0	0	107.150
				Totales	**1.000.000**	0	0	0	0	0	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119325 650029000 GARANTIZAR EL FUNCIONAMIENTO Y LA EJECUCIÓN DE LAS POLÍTICAS EN LOS ESTABLECIMIENTOS PENITENCIARIOS PARA BRINDAR ADECUADAS CONDICIONES DE RECLUSIÓN A LOS PRIVADOS Y PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: CREAR Y DESARROLLAR UNA INSTANCIA QUE PERMITA EJERCER EL MONITOREO Y EVALUACIÓN PERMANENTE SOBRE LOS PRINCIPALES ASPECTOS OPERATIVOS DE CADA UNO DE LOS ESTABLECIMIENTOS PENITENCIARIOS, PARA EJERCER UNA FUNCIÓN CONTRALORA SOBRE LAS POLÍTICAS, DIRECTRICES, PROGRAMAS Y PROCESOS, A FIN DE FORTALECER Y ASEGURAR LA EFICIENCIA DE LA GESTIÓN PENITENCIARIA.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 47.178 **FEMENINO:** 2.917 **MASCULINO:** 44.261

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: 650029004 DISEÑAR PROGRAMAS QUE PERMITAN DESARROLLAR POLÍTICAS HUMANISTAS DE SOLIDARIDAD SOCIAL EN MATERIA DE DERECHOS HUMANOS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**362.872**	0	0	0	0	0	**362.872**
402	01	00	00	Productos alimenticios y agropecuarios	3.694	0	0	0	0	0	3.694
402	01	01	00	Alimentos y bebidas para personas	3.694	0	0	0	0	0	3.694
402	05	00	00	Productos de papel, cartón e impresos	77.261	0	0	0	0	0	77.261
402	05	01	00	Pulpa de madera, papel y cartón	12.740	0	0	0	0	0	12.740
402	05	03	00	Productos de papel y cartón para oficina	62.646	0	0	0	0	0	62.646
402	05	04	00	Libros, revistas y periódicos	1.200	0	0	0	0	0	1.200
402	05	99	00	Otros productos de pulpa, papel y cartón	675	0	0	0	0	0	675
402	10	00	00	Productos varios y útiles diversos	281.917	0	0	0	0	0	281.917
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	99.317	0	0	0	0	0	99.317
402	10	08	00	Materiales para equipos de computación	182.600	0	0	0	0	0	182.600
403	**00**	**00**	**00**	**Servicios no personales**	**78.790**	0	0	0	0	0	**78.790**
403	06	00	00	Servicios de transporte y almacenaje	9.350	0	0	0	0	0	9.350
403	06	01	00	Fletes y embalajes	9.350	0	0	0	0	0	9.350
403	09	00	00	Viáticos y pasajes	14.750	0	0	0	0	0	14.750
403	09	01	00	Viáticos y pasajes dentro del país	14.750	0	0	0	0	0	14.750
403	18	00	00	Impuestos indirectos	54.690	0	0	0	0	0	54.690
403	18	01	00	Impuesto al valor agregado	54.690	0	0	0	0	0	54.690
404	**00**	**00**	**00**	**Activos reales**	**34.740**	0	0	0	0	0	**34.740**
404	05	00	00	Equipos de comunicaciones y de señalamiento	13.700	0	0	0	0	0	13.700
404	05	01	00	Equipos de telecomunicaciones	8.000	0	0	0	0	0	8.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	5.700	0	0	0	0	0	5.700
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	21.040	0	0	0	0	0	21.040

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119325 650029000 GARANTIZAR EL FUNCIONAMIENTO Y LA EJECUCIÓN DE LAS POLÍTICAS EN LOS ESTABLECIMIENTOS PENITENCIARIOS PARA BRINDAR ADECUADAS CONDICIONES DE RECLUSIÓN A LOS PRIVADOS Y PRIVADAS DE LIBERTAD

OBJETIVO DEL PROYECTO: CREAR Y DESARROLLAR UNA INSTANCIA QUE PERMITA EJERCER EL MONITOREO Y EVALUACIÓN PERMANENTE SOBRE LOS PRINCIPALES ASPECTOS OPERATIVOS DE CADA UNO DE LOS ESTABLECIMIENTOS PENITENCIARIOS, PARA EJERCER UNA FUNCIÓN CONTRALORA SOBRE LAS POLÍTICAS, DIRECTRICES, PROGRAMAS Y PROCESOS, A FIN DE FORTALECER Y ASEGURAR LA EFICIENCIA DE LA GESTIÓN PENITENCIARIA.

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 47.178 **FEMENINO:** 2.917 **MASCULINO:** 44.261

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650029004 DISEÑAR PROGRAMAS QUE PERMITAN DESARROLLAR POLÍTICAS HUMANISTAS DE SOLIDARIDAD SOCIAL EN MATERIA DE DERECHOS HUMANOS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	7.100	0	0	0	0	0	7.100
404	09	02	00	Equipos de computación	7.940	0	0	0	0	0	7.940
404	09	03	00	Mobiliario y equipos de alojamiento	6.000	0	0	0	0	0	6.000
				Totales	**476.402**	**0**	**0**	**0**	**0**	**0**	**476.402**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119532 650031000 MASIFICACIÓN DE LA ESCUELA DE COMUNICACIÓN POPULAR PENITENCIARIA EN TODAS LAS REGIONES DEL PAÍS

OBJETIVO DEL PROYECTO: CONSOLIDAR A NIVEL NACIONAL, UNA ESCUELA VINCULADA A LA POLITIZACIÓN Y PARTICIPACIÓN DE LA POBLACIÓN PRIVADA DE LIBERTAD, A TRAVÉS DE HERRAMIENTAS COMUNICACIONALES E INVESTIGATIVAS, DONDE, JUNTO A LOS FAMILIARES, COMUNIDADES ORGANIZADAS Y COLECTIVOS REVOLUCIONARIOS, SE VISIBILICEN LAS CONTRADICCIONES PROPIAS DE UN PROCESO REVOLUCIONARIO (EN LO QUE ATAÑE A LA RELACIÓN CON EL ESTADO, CON LA ADMINISTRACIÓN DE JUSTICIA Y LA IDENTIDAD Y CONCIENCIA DE CLASE) Y SE CONSTRUYAN ROLES Y ESPACIOS DE FORMACIÓN COMUNICACIONAL Y DE PROTAGONISMO DE LA POBLACIÓN PRIVADA DE LIBERTAD EN LA CONSTRUCCIÓN DE UNA ALTERNATIVA DE ESTADO Y SOCIEDAD SOCIALISTA.

UNIDAD DE MEDIDA: CENTRO DE FORMACIÓN **META:** 20

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**225.813**	0	0	0	0	0	**225.813**
401	01	00	00	Sueldos, salarios y otras retribuciones	55.427	0	0	0	0	0	55.427
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	31.500	0	0	0	0	0	31.500
401	01	99	00	Otras retribuciones	23.927	0	0	0	0	0	23.927
401	03	00	00	Primas	32.490	0	0	0	0	0	32.490
401	03	01	00	Primas por mérito a empleados	3.150	0	0	0	0	0	3.150
401	03	02	00	Primas de transporte a empleados	2.700	0	0	0	0	0	2.700
401	03	03	00	Primas por hogar a empleados	4.860	0	0	0	0	0	4.860
401	03	04	00	Primas por hijos a empleados	1.800	0	0	0	0	0	1.800
401	03	08	00	Primas de profesionalización a empleados	3.780	0	0	0	0	0	3.780
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	16.200	0	0	0	0	0	16.200
401	04	00	00	Complementos de sueldos y salarios	72.390	0	0	0	0	0	72.390
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	23.927	0	0	0	0	0	23.927
401	04	06	00	Complemento a empleados por comisión de servicios	15.086	0	0	0	0	0	15.086
401	04	08	00	Bono compensatorio de alimentación a empleados	9.450	0	0	0	0	0	9.450
401	04	96	00	Otros complementos a empleados	23.927	0	0	0	0	0	23.927
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	10.094	0	0	0	0	0	10.094
401	05	01	00	Aguinaldos a empleados	37	0	0	0	0	0	37
401	05	03	00	Bono vacacional a empleados	10.057	0	0	0	0	0	10.057
401	06	00	00	Aportes patronales y legales	5.493	0	0	0	0	0	5.493
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	869	0	0	0	0	0	869
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.358	0	0	0	0	0	1.358
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	551	0	0	0	0	0	551
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.715	0	0	0	0	0	2.715
401	07	00	00	Asistencia socio-económica	27.291	0	0	0	0	0	27.291
401	07	02	00	Becas a empleados	450	0	0	0	0	0	450

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119532 650031000 MASIFICACIÓN DE LA ESCUELA DE COMUNICACIÓN POPULAR PENITENCIARIA EN TODAS LAS REGIONES DEL PAÍS

OBJETIVO DEL PROYECTO: CONSOLIDAR A NIVEL NACIONAL, UNA ESCUELA VINCULADA A LA POLITIZACIÓN Y PARTICIPACIÓN DE LA POBLACIÓN PRIVADA DE LIBERTAD, A TRAVÉS DE HERRAMIENTAS COMUNICACIONALES E INVESTIGATIVAS, DONDE, JUNTO A LOS FAMILIARES, COMUNIDADES ORGANIZADAS Y COLECTIVOS REVOLUCIONARIOS, SE VISIBILICEN LAS CONTRADICCIONES PROPIAS DE UN PROCESO REVOLUCIONARIO (EN LO QUE ATAÑE A LA RELACIÓN CON EL ESTADO, CON LA ADMINISTRACIÓN DE JUSTICIA Y LA IDENTIDAD Y CONCIENCIA DE CLASE) Y SE CONSTRUYAN ROLES Y ESPACIOS DE FORMACIÓN COMUNICACIONAL Y DE PROTAGONISMO DE LA POBLACIÓN PRIVADA DE LIBERTAD EN LA CONSTRUCCIÓN DE UNA ALTERNATIVA DE ESTADO Y SOCIEDAD SOCIALISTA.

UNIDAD DE MEDIDA: CENTRO DE FORMACIÓN **META:** 20

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	55	0	0	0	0	0	55
401	07	04	00	Ayudas por nacimiento de hijos a empleados	165	0	0	0	0	0	165
401	07	05	00	Ayudas por defunción a empleados	35	0	0	0	0	0	35
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	900	0	0	0	0	0	900
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	13.577	0	0	0	0	0	13.577
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	7.500	0	0	0	0	0	7.500
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.000	0	0	0	0	0	1.000
401	07	10	00	Dotación de uniformes a empleados	3.500	0	0	0	0	0	3.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	108	0	0	0	0	0	108
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1	0	0	0	0	0	1
401	08	00	00	Prestaciones sociales e indemnizaciones	22.628	0	0	0	0	0	22.628
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	22.628	0	0	0	0	0	22.628
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**25.704**	**0**	**0**	**0**	**0**	**0**	**25.704**
402	05	00	00	Productos de papel, cartón e impresos	3.954	0	0	0	0	0	3.954
402	05	03	00	Productos de papel y cartón para oficina	3.954	0	0	0	0	0	3.954
402	10	00	00	Productos varios y útiles diversos	21.750	0	0	0	0	0	21.750
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	500	0	0	0	0	0	500
402	10	08	00	Materiales para equipos de computación	21.250	0	0	0	0	0	21.250
403	**00**	**00**	**00**	**Servicios no personales**	**145.513**	**0**	**0**	**0**	**0**	**0**	**145.513**
403	09	00	00	Viáticos y pasajes	85.000	0	0	0	0	0	85.000
403	09	01	00	Viáticos y pasajes dentro del país	85.000	0	0	0	0	0	85.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.000	0	0	0	0	0	1.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	56.390	0	0	0	0	0	56.390
403	18	01	00	Impuesto al valor agregado	56.390	0	0	0	0	0	56.390
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	203	0	0	0	0	0	203

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119532 650031000 MASIFICACIÓN DE LA ESCUELA DE COMUNICACIÓN POPULAR PENITENCIARIA EN TODAS LAS REGIONES DEL PAÍS

OBJETIVO DEL PROYECTO: CONSOLIDAR A NIVEL NACIONAL, UNA ESCUELA VINCULADA A LA POLITIZACIÓN Y PARTICIPACIÓN DE LA POBLACIÓN PRIVADA DE LIBERTAD, A TRAVÉS DE HERRAMIENTAS COMUNICACIONALES E INVESTIGATIVAS, DONDE, JUNTO A LOS FAMILIARES, COMUNIDADES ORGANIZADAS Y COLECTIVOS REVOLUCIONARIOS, SE VISIBILICEN LAS CONTRADICCIONES PROPIAS DE UN PROCESO REVOLUCIONARIO (EN LO QUE ATAÑE A LA RELACIÓN CON EL ESTADO, CON LA ADMINISTRACIÓN DE JUSTICIA Y LA IDENTIDAD Y CONCIENCIA DE CLASE) Y SE CONSTRUYAN ROLES Y ESPACIOS DE FORMACIÓN COMUNICACIONAL Y DE PROTAGONISMO DE LA POBLACIÓN PRIVADA DE LIBERTAD EN LA CONSTRUCCIÓN DE UNA ALTERNATIVA DE ESTADO Y SOCIEDAD SOCIALISTA.

UNIDAD DE MEDIDA: CENTRO DE FORMACIÓN **META:** 20

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	203	0	0	0	0	0	203
403	99	00	00	Otros servicios no personales	2.920	0	0	0	0	0	2.920
403	99	01	00	Otros servicios no personales	2.920	0	0	0	0	0	2.920
404	**00**	**00**	**00**	**Activos reales**	**333.400**	**0**	**0**	**0**	**0**	**0**	**333.400**
404	05	00	00	Equipos de comunicaciones y de señalamiento	158.400	0	0	0	0	0	158.400
404	05	01	00	Equipos de telecomunicaciones	48.400	0	0	0	0	0	48.400
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	110.000	0	0	0	0	0	110.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	125.000	0	0	0	0	0	125.000
404	09	02	00	Equipos de computación	125.000	0	0	0	0	0	125.000
				Totales	**730.430**	**0**	**0**	**0**	**0**	**0**	**730.430**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119532 650031000 MASIFICACIÓN DE LA ESCUELA DE COMUNICACIÓN POPULAR PENITENCIARIA EN TODAS LAS REGIONES DEL PAÍS

OBJETIVO DEL PROYECTO: CONSOLIDAR A NIVEL NACIONAL, UNA ESCUELA VINCULADA A LA POLITIZACIÓN Y PARTICIPACIÓN DE LA POBLACIÓN PRIVADA DE LIBERTAD, A TRAVÉS DE HERRAMIENTAS COMUNICACIONALES E INVESTIGATIVAS, DONDE, JUNTO A LOS FAMILIARES, COMUNIDADES ORGANIZADAS Y COLECTIVOS REVOLUCIONARIOS, SE VISIBILICEN LAS CONTRADICCIONES PROPIAS DE UN PROCESO REVOLUCIONARIO (EN LO QUE ATAÑE A LA RELACIÓN CON EL ESTADO, CON LA ADMINISTRACIÓN DE JUSTICIA Y LA IDENTIDAD Y CONCIENCIA DE CLASE) Y SE CONSTRUYAN ROLES Y ESPACIOS DE FORMACIÓN COMUNICACIONAL Y DE PROTAGONISMO DE LA POBLACIÓN PRIVADA DE LIBERTAD EN LA CONSTRUCCIÓN DE UNA ALTERNATIVA DE ESTADO Y SOCIEDAD SOCIALISTA.

UNIDAD DE MEDIDA: CENTRO DE FORMACIÓN **META:** 20

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119532 650031000 MASIFICACIÓN DE LA ESCUELA DE COMUNICACIÓN POPULAR PENITENCIARIA EN TODAS LAS REGIONES DEL PAÍS

OBJETIVO DEL PROYECTO: CONSOLIDAR A NIVEL NACIONAL, UNA ESCUELA VINCULADA A LA POLITIZACIÓN Y PARTICIPACIÓN DE LA POBLACIÓN PRIVADA DE LIBERTAD, A TRAVÉS DE HERRAMIENTAS COMUNICACIONALES E INVESTIGATIVAS, DONDE, JUNTO A LOS FAMILIARES, COMUNIDADES ORGANIZADAS Y COLECTIVOS REVOLUCIONARIOS, SE VISIBILICEN LAS CONTRADICCIONES PROPIAS DE UN PROCESO REVOLUCIONARIO (EN LO QUE ATAÑE A LA RELACIÓN CON EL ESTADO, CON LA ADMINISTRACIÓN DE JUSTICIA Y LA IDENTIDAD Y CONCIENCIA DE CLASE) Y SE CONSTRUYAN ROLES Y ESPACIOS DE FORMACIÓN COMUNICACIONAL Y DE PROTAGONISMO DE LA POBLACIÓN PRIVADA DE LIBERTAD EN LA CONSTRUCCIÓN DE UNA ALTERNATIVA DE ESTADO Y SOCIEDAD SOCIALISTA.

UNIDAD DE MEDIDA: CENTRO DE FORMACIÓN **META:** 20

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650031001 INSTALACIÓN DE LAS ESCUELAS DE COMUNICACIÓN POPULAR EN LOS ESTABLECIMIENTOS PENITENCIARIOS A NIVEL NACIONAL

UNIDAD DE MEDIDA: CENTRO DE FORMACIÓN **META:** 20

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**225.813**	**0**	**0**	**0**	**0**	**0**	**225.813**
401	01	00	00	Sueldos, salarios y otras retribuciones	55.427	0	0	0	0	0	55.427
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	31.500	0	0	0	0	0	31.500
401	01	99	00	Otras retribuciones	23.927	0	0	0	0	0	23.927
401	03	00	00	Primas	32.490	0	0	0	0	0	32.490
401	03	01	00	Primas por mérito a empleados	3.150	0	0	0	0	0	3.150
401	03	02	00	Primas de transporte a empleados	2.700	0	0	0	0	0	2.700
401	03	03	00	Primas por hogar a empleados	4.860	0	0	0	0	0	4.860
401	03	04	00	Primas por hijos a empleados	1.800	0	0	0	0	0	1.800
401	03	08	00	Primas de profesionalización a empleados	3.780	0	0	0	0	0	3.780
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	16.200	0	0	0	0	0	16.200
401	04	00	00	Complementos de sueldos y salarios	72.390	0	0	0	0	0	72.390
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	23.927	0	0	0	0	0	23.927
401	04	06	00	Complemento a empleados por comisión de servicios	15.086	0	0	0	0	0	15.086
401	04	08	00	Bono compensatorio de alimentación a empleados	9.450	0	0	0	0	0	9.450
401	04	96	00	Otros complementos a empleados	23.927	0	0	0	0	0	23.927
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	10.094	0	0	0	0	0	10.094
401	05	01	00	Aguinaldos a empleados	37	0	0	0	0	0	37
401	05	03	00	Bono vacacional a empleados	10.057	0	0	0	0	0	10.057
401	06	00	00	Aportes patronales y legales	5.493	0	0	0	0	0	5.493
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	869	0	0	0	0	0	869
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.358	0	0	0	0	0	1.358

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119532 650031000 MASIFICACIÓN DE LA ESCUELA DE COMUNICACIÓN POPULAR PENITENCIARIA EN TODAS LAS REGIONES DEL PAÍS

OBJETIVO DEL PROYECTO: CONSOLIDAR A NIVEL NACIONAL, UNA ESCUELA VINCULADA A LA POLITIZACIÓN Y PARTICIPACIÓN DE LA POBLACIÓN PRIVADA DE LIBERTAD, A TRAVÉS DE HERRAMIENTAS COMUNICACIONALES E INVESTIGATIVAS, DONDE, JUNTO A LOS FAMILIARES, COMUNIDADES ORGANIZADAS Y COLECTIVOS REVOLUCIONARIOS, SE VISIBILICEN LAS CONTRADICCIONES PROPIAS DE UN PROCESO REVOLUCIONARIO (EN LO QUE ATAÑE A LA RELACIÓN CON EL ESTADO, CON LA ADMINISTRACIÓN DE JUSTICIA Y LA IDENTIDAD Y CONCIENCIA DE CLASE) Y SE CONSTRUYAN ROLES Y ESPACIOS DE FORMACIÓN COMUNICACIONAL Y DE PROTAGONISMO DE LA POBLACIÓN PRIVADA DE LIBERTAD EN LA CONSTRUCCIÓN DE UNA ALTERNATIVA DE ESTADO Y SOCIEDAD SOCIALISTA.

UNIDAD DE MEDIDA: CENTRO DE FORMACIÓN **META:** 20

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650031001 INSTALACIÓN DE LAS ESCUELAS DE COMUNICACIÓN POPULAR EN LOS ESTABLECIMIENTOS PENITENCIARIOS A NIVEL NACIONAL

UNIDAD DE MEDIDA: CENTRO DE FORMACIÓN **META:** 20

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	551	0	0	0	0	0	551
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.715	0	0	0	0	0	2.715
401	07	00	00	Asistencia socio-económica	27.291	0	0	0	0	0	27.291
401	07	02	00	Becas a empleados	450	0	0	0	0	0	450
401	07	03	00	Ayudas por matrimonio a empleados	55	0	0	0	0	0	55
401	07	04	00	Ayudas por nacimiento de hijos a empleados	165	0	0	0	0	0	165
401	07	05	00	Ayudas por defunción a empleados	35	0	0	0	0	0	35
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	900	0	0	0	0	0	900
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	13.577	0	0	0	0	0	13.577
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	7.500	0	0	0	0	0	7.500
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.000	0	0	0	0	0	1.000
401	07	10	00	Dotación de uniformes a empleados	3.500	0	0	0	0	0	3.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	108	0	0	0	0	0	108
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1	0	0	0	0	0	1
401	08	00	00	Prestaciones sociales e indemnizaciones	22.628	0	0	0	0	0	22.628
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	22.628	0	0	0	0	0	22.628
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.200**	**0**	**0**	**0**	**0**	0	**19.200**
402	05	00	00	Productos de papel, cartón e impresos	3.200	0	0	0	0	0	3.200
402	05	03	00	Productos de papel y cartón para oficina	3.200	0	0	0	0	0	3.200
402	10	00	00	Productos varios y útiles diversos	16.000	0	0	0	0	0	16.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	500	0	0	0	0	0	500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119532 650031000 MASIFICACIÓN DE LA ESCUELA DE COMUNICACIÓN POPULAR PENITENCIARIA EN TODAS LAS REGIONES DEL PAÍS

OBJETIVO DEL PROYECTO: CONSOLIDAR A NIVEL NACIONAL, UNA ESCUELA VINCULADA A LA POLITIZACIÓN Y PARTICIPACIÓN DE LA POBLACIÓN PRIVADA DE LIBERTAD, A TRAVÉS DE HERRAMIENTAS COMUNICACIONALES E INVESTIGATIVAS, DONDE, JUNTO A LOS FAMILIARES, COMUNIDADES ORGANIZADAS Y COLECTIVOS REVOLUCIONARIOS, SE VISIBILICEN LAS CONTRADICCIONES PROPIAS DE UN PROCESO REVOLUCIONARIO (EN LO QUE ATAÑE A LA RELACIÓN CON EL ESTADO, CON LA ADMINISTRACIÓN DE JUSTICIA Y LA IDENTIDAD Y CONCIENCIA DE CLASE) Y SE CONSTRUYAN ROLES Y ESPACIOS DE FORMACIÓN COMUNICACIONAL Y DE PROTAGONISMO DE LA POBLACIÓN PRIVADA DE LIBERTAD EN LA CONSTRUCCIÓN DE UNA ALTERNATIVA DE ESTADO Y SOCIEDAD SOCIALISTA.

UNIDAD DE MEDIDA: CENTRO DE FORMACIÓN **META:** 20

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650031001 INSTALACIÓN DE LAS ESCUELAS DE COMUNICACIÓN POPULAR EN LOS ESTABLECIMIENTOS PENITENCIARIOS A NIVEL NACIONAL

UNIDAD DE MEDIDA: CENTRO DE FORMACIÓN **META:** 20

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	15.500	0	0	0	0	0	15.500
403	**00**	**00**	**00**	**Servicios no personales**	**76.293**	**0**	**0**	**0**	**0**	0	**76.293**
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.000	0	0	0	0	0	1.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	42.170	0	0	0	0	0	42.170
403	18	01	00	Impuesto al valor agregado	42.170	0	0	0	0	0	42.170
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	203	0	0	0	0	0	203
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	203	0	0	0	0	0	203
403	99	00	00	Otros servicios no personales	2.920	0	0	0	0	0	2.920
403	99	01	00	Otros servicios no personales	2.920	0	0	0	0	0	2.920
404	**00**	**00**	**00**	**Activos reales**	**276.400**	**0**	**0**	**0**	**0**	0	**276.400**
404	05	00	00	Equipos de comunicaciones y de señalamiento	158.400	0	0	0	0	0	158.400
404	05	01	00	Equipos de telecomunicaciones	48.400	0	0	0	0	0	48.400
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	110.000	0	0	0	0	0	110.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	68.000	0	0	0	0	0	68.000
404	09	02	00	Equipos de computación	68.000	0	0	0	0	0	68.000
				Totales	**597.706**	**0**	**0**	**0**	**0**	0	**597.706**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119532 650031000 MASIFICACIÓN DE LA ESCUELA DE COMUNICACIÓN POPULAR PENITENCIARIA EN TODAS LAS REGIONES DEL PAÍS

OBJETIVO DEL PROYECTO: CONSOLIDAR A NIVEL NACIONAL, UNA ESCUELA VINCULADA A LA POLITIZACIÓN Y PARTICIPACIÓN DE LA POBLACIÓN PRIVADA DE LIBERTAD, A TRAVÉS DE HERRAMIENTAS COMUNICACIONALES E INVESTIGATIVAS, DONDE, JUNTO A LOS FAMILIARES, COMUNIDADES ORGANIZADAS Y COLECTIVOS REVOLUCIONARIOS, SE VISIBILICEN LAS CONTRADICCIONES PROPIAS DE UN PROCESO REVOLUCIONARIO (EN LO QUE ATAÑE A LA RELACIÓN CON EL ESTADO, CON LA ADMINISTRACIÓN DE JUSTICIA Y LA IDENTIDAD Y CONCIENCIA DE CLASE) Y SE CONSTRUYAN ROLES Y ESPACIOS DE FORMACIÓN COMUNICACIONAL Y DE PROTAGONISMO DE LA POBLACIÓN PRIVADA DE LIBERTAD EN LA CONSTRUCCIÓN DE UNA ALTERNATIVA DE ESTADO Y SOCIEDAD SOCIALISTA.

UNIDAD DE MEDIDA: CENTRO DE FORMACIÓN **META:** 20

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650031002 FORMACIÓN COMUNICACIONAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD EN LOS ESTABLECIMIENTOS PENITENCIARIOS A NIVEL NACIONAL

UNIDAD DE MEDIDA: BENEFICIARIO **META:** 5.000

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.504**	**0**	**0**	**0**	**0**	0	**2.504**
402	05	00	00	Productos de papel, cartón e impresos	754	0	0	0	0	0	754
402	05	03	00	Productos de papel y cartón para oficina	754	0	0	0	0	0	754
402	10	00	00	Productos varios y útiles diversos	1.750	0	0	0	0	0	1.750
402	10	08	00	Materiales para equipos de computación	1.750	0	0	0	0	0	1.750
403	**00**	**00**	**00**	**Servicios no personales**	**17.100**	**0**	**0**	**0**	**0**	0	**17.100**
403	09	00	00	Viáticos y pasajes	15.000	0	0	0	0	0	15.000
403	09	01	00	Viáticos y pasajes dentro del país	15.000	0	0	0	0	0	15.000
403	18	00	00	Impuestos indirectos	2.100	0	0	0	0	0	2.100
403	18	01	00	Impuesto al valor agregado	2.100	0	0	0	0	0	2.100
				Totales	**19.604**	**0**	**0**	**0**	**0**	0	**19.604**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 119532 650031000 MASIFICACIÓN DE LA ESCUELA DE COMUNICACIÓN POPULAR PENITENCIARIA EN TODAS LAS REGIONES DEL PAÍS

OBJETIVO DEL PROYECTO: CONSOLIDAR A NIVEL NACIONAL, UNA ESCUELA VINCULADA A LA POLITIZACIÓN Y PARTICIPACIÓN DE LA POBLACIÓN PRIVADA DE LIBERTAD, A TRAVÉS DE HERRAMIENTAS COMUNICACIONALES E INVESTIGATIVAS, DONDE, JUNTO A LOS FAMILIARES, COMUNIDADES ORGANIZADAS Y COLECTIVOS REVOLUCIONARIOS, SE VISIBILICEN LAS CONTRADICCIONES PROPIAS DE UN PROCESO REVOLUCIONARIO (EN LO QUE ATAÑE A LA RELACIÓN CON EL ESTADO, CON LA ADMINISTRACIÓN DE JUSTICIA Y LA IDENTIDAD Y CONCIENCIA DE CLASE) Y SE CONSTRUYAN ROLES Y ESPACIOS DE FORMACIÓN COMUNICACIONAL Y DE PROTAGONISMO DE LA POBLACIÓN PRIVADA DE LIBERTAD EN LA CONSTRUCCIÓN DE UNA ALTERNATIVA DE ESTADO Y SOCIEDAD SOCIALISTA.

UNIDAD DE MEDIDA: CENTRO DE FORMACIÓN **META:** 20

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 650031003 PRODUCCIÓN Y DIVULGACIÓN DE CONTENIDOS COMUNICACIONALES EN EL SISTEMA NACIONAL DE MEDIOS PÚBLICOS

UNIDAD DE MEDIDA: CONTENIDOS INFORMÁTICOS **META:** 40

RESPONSABLE/EJECUTOR: MPPSP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.000**	**0**	**0**	**0**	**0**	**0**	**4.000**
402	10	00	00	Productos varios y útiles diversos	4.000	0	0	0	0	0	4.000
402	10	08	00	Materiales para equipos de computación	4.000	0	0	0	0	0	4.000
403	**00**	**00**	**00**	**Servicios no personales**	**52.120**	**0**	**0**	**0**	**0**	**0**	**52.120**
403	09	00	00	Viáticos y pasajes	40.000	0	0	0	0	0	40.000
403	09	01	00	Viáticos y pasajes dentro del país	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	12.120	0	0	0	0	0	12.120
403	18	01	00	Impuesto al valor agregado	12.120	0	0	0	0	0	12.120
404	**00**	**00**	**00**	**Activos reales**	**57.000**	**0**	**0**	**0**	**0**	**0**	**57.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	57.000	0	0	0	0	0	57.000
404	09	02	00	Equipos de computación	57.000	0	0	0	0	0	57.000
				Totales	**113.120**	**0**	**0**	**0**	**0**	**0**	**113.120**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 659999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APOYAR LA EFICIENCIA ADMINISTRATIVA DE LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

UNIDAD DE MEDIDA: BOLÍVAR

META: 229.289.943

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**229.289.943**	**0**	**0**	**0**	**0**	**0**	**229.289.943**
407	01	00	00	Transferencias y donaciones corrientes internas	48.343.938	0	0	0	0	0	48.343.938
407	01	03	00	Transferencias corrientes internas al sector público	48.343.938	0	0	0	0	0	48.343.938
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	48.343.938	0	0	0	0	0	48.343.938
407	03	00	00	Transferencias y donaciones de capital internas	180.946.005	0	0	0	0	0	180.946.005
407	03	03	00	Transferencias de capital internas al sector público	180.946.005	0	0	0	0	0	180.946.005
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	180.946.005	0	0	0	0	0	180.946.005
				Totales	**229.289.943**	**0**	**0**	**0**	**0**	**0**	**229.289.943**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 659999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APOYAR LA EFICIENCIA ADMINISTRATIVA DE LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

UNIDAD DE MEDIDA: BOLÍVAR

META: 229.289.943

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**229.289.943**	**0**	**0**	**0**	**0**	**0**	**229.289.943**
407	01	00	00	Transferencias y donaciones corrientes internas	48.343.938	0	0	0	0	0	48.343.938
407	01	03	00	Transferencias corrientes internas al sector público	48.343.938	0	0	0	0	0	48.343.938
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	48.343.938	0	0	0	0	0	48.343.938
				- A0003 Instituto Autónomo Caja de Trabajo Penitenciario	48.343.938	0	0	0	0	0	48.343.938
407	03	00	00	Transferencias y donaciones de capital internas	180.946.005	0	0	0	0	0	180.946.005
407	03	03	00	Transferencias de capital internas al sector público	180.946.005	0	0	0	0	0	180.946.005
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	180.946.005	0	0	0	0	0	180.946.005
				- A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)	180.946.005	0	0	0	0	0	180.946.005
				Totales	**229.289.943**	**0**	**0**	**0**	**0**	**0**	**229.289.943**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 659999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APOYAR LA EFICIENCIA ADMINISTRATIVA DE LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

UNIDAD DE MEDIDA: BOLÍVAR

META: 229.289.943

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 659999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FONDO NACIONAL PARA EDIFICACIONES PENITENCIARIAS (FONEP)

UNIDAD DE MEDIDA: BOLÍVAR

META: 180.946.005

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**180.946.005**	**0**	**0**	**0**	**0**	**0**	**180.946.005**
407	03	00	00	Transferencias y donaciones de capital internas	180.946.005	0	0	0	0	0	180.946.005
407	03	03	00	Transferencias de capital internas al sector público	180.946.005	0	0	0	0	0	180.946.005
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	180.946.005	0	0	0	0	0	180.946.005
				Totales	**180.946.005**	**0**	**0**	**0**	**0**	**0**	**180.946.005**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 659999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APOYAR LA EFICIENCIA ADMINISTRATIVA DE LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 229.289.943

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 659999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO AUTÓNOMO CAJA DE TRABAJO PENITENCIARIO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 48.343.938

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**48.343.938**	**0**	**0**	**0**	**0**	**0**	**48.343.938**
407	01	00	00	Transferencias y donaciones corrientes internas	48.343.938	0	0	0	0	0	48.343.938
407	01	03	00	Transferencias corrientes internas al sector público	48.343.938	0	0	0	0	0	48.343.938
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	48.343.938	0	0	0	0	0	48.343.938
				Totales	**48.343.938**	**0**	**0**	**0**	**0**	**0**	**48.343.938**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**95.824.735**	**0**	**0**	**0**	**0**	**0**	**95.824.735**
401	01	00	00	Sueldos, salarios y otras retribuciones	30.085.817	0	0	0	0	0	30.085.817
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.184.409	0	0	0	0	0	2.184.409
401	01	18	00	Remuneraciones al personal contratado	25.635.756	0	0	0	0	0	25.635.756
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	31.500	0	0	0	0	0	31.500
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	94.500	0	0	0	0	0	94.500
401	01	99	00	Otras retribuciones	2.139.652	0	0	0	0	0	2.139.652
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.768.936	0	0	0	0	0	4.768.936
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.768.936	0	0	0	0	0	4.768.936
401	03	00	00	Primas	9.857.084	0	0	0	0	0	9.857.084
401	03	02	00	Primas de transporte a empleados	57.300	0	0	0	0	0	57.300
401	03	03	00	Primas por hogar a empleados	103.140	0	0	0	0	0	103.140
401	03	04	00	Primas por hijos a empleados	38.200	0	0	0	0	0	38.200
401	03	08	00	Primas de profesionalización a empleados	277.249	0	0	0	0	0	277.249
401	03	09	00	Primas por antigüedad a empleados	199.541	0	0	0	0	0	199.541
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	396.900	0	0	0	0	0	396.900
401	03	31	00	Primas por riesgo al personal militar y de seguridad	2.406.286	0	0	0	0	0	2.406.286
401	03	37	00	Primas de transporte al personal contratado	318.300	0	0	0	0	0	318.300
401	03	38	00	Primas por hogar al personal contratado	572.940	0	0	0	0	0	572.940
401	03	39	00	Primas por hijos al personal contratado	212.200	0	0	0	0	0	212.200
401	03	40	00	Primas de profesionalización al personal contratado	2.864.672	0	0	0	0	0	2.864.672
401	03	41	00	Primas por antigüedad al personal contratado	2.378.856	0	0	0	0	0	2.378.856
401	03	47	00	Primas al personal de alto nivel y de dirección	31.500	0	0	0	0	0	31.500
401	04	00	00	Complementos de sueldos y salarios	17.055.461	0	0	0	0	0	17.055.461
401	04	02	00	Complemento a empleados por trabajo nocturno	642.686	0	0	0	0	0	642.686
401	04	08	00	Bono compensatorio de alimentación a empleados	727.650	0	0	0	0	0	727.650
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.208.061	0	0	0	0	0	1.208.061
401	04	26	00	Bono compensatorio de alimentación al personal contratado	9.960.300	0	0	0	0	0	9.960.300
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	94.500	0	0	0	0	0	94.500
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	472.722	0	0	0	0	0	472.722
401	04	96	00	Otros complementos a empleados	2.741.481	0	0	0	0	0	2.741.481

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	98	00	Otros complementos al personal contratado	1.208.061	0	0	0	0	0	1.208.061
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.020.338	0	0	0	0	0	4.020.338
401	05	01	00	Aguinaldos a empleados	4.261	0	0	0	0	0	4.261
401	05	03	00	Bono vacacional a empleados	553.030	0	0	0	0	0	553.030
401	05	07	00	Aguinaldos al personal contratado	39.395	0	0	0	0	0	39.395
401	05	08	00	Bono vacacional al personal contratado	3.307.529	0	0	0	0	0	3.307.529
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	934	0	0	0	0	0	934
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.244	0	0	0	0	0	14.244
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	374	0	0	0	0	0	374
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	100.571	0	0	0	0	0	100.571
401	06	00	00	Aportes patronales y legales	2.760.351	0	0	0	0	0	2.760.351
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	66.048	0	0	0	0	0	66.048
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	409.087	0	0	0	0	0	409.087
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	34.368	0	0	0	0	0	34.368
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	137.004	0	0	0	0	0	137.004
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	915.976	0	0	0	0	0	915.976
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	717.980	0	0	0	0	0	717.980
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	869	0	0	0	0	0	869
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	1.923	0	0	0	0	0	1.923
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.846	0	0	0	0	0	3.846
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	551	0	0	0	0	0	551
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	8.690	0	0	0	0	0	8.690
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	13.577	0	0	0	0	0	13.577
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	27.154	0	0	0	0	0	27.154
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	5.513	0	0	0	0	0	5.513
401	06	95	00	Otros aportes legales por personal contratado	417.765	0	0	0	0	0	417.765
401	07	00	00	Asistencia socio-económica	19.893.545	0	0	0	0	0	19.893.545
401	07	02	00	Becas a empleados	513.450	0	0	0	0	0	513.450
401	07	03	00	Ayudas por matrimonio a empleados	62.205	0	0	0	0	0	62.205

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	186.615	0	0	0	0	0	186.615
401	07	05	00	Ayudas por defunción a empleados	39.585	0	0	0	0	0	39.585
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.017.900	0	0	0	0	0	1.017.900
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.090.872	0	0	0	0	0	4.090.872
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	8.475.000	0	0	0	0	0	8.475.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.141.000	0	0	0	0	0	1.141.000
401	07	10	00	Dotación de uniformes a empleados	3.993.500	0	0	0	0	0	3.993.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	123.228	0	0	0	0	0	123.228
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.141	0	0	0	0	0	1.141
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	7.500	0	0	0	0	0	7.500
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	19.229	0	0	0	0	0	19.229
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	550	0	0	0	0	0	550
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	1.650	0	0	0	0	0	1.650
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	350	0	0	0	0	0	350
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	9.000	0	0	0	0	0	9.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	135.770	0	0	0	0	0	135.770
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	75.000	0	0	0	0	0	75.000
401	08	00	00	Prestaciones sociales e indemnizaciones	7.383.203	0	0	0	0	0	7.383.203
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.141.704	0	0	0	0	0	1.141.704
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	5.983.167	0	0	0	0	0	5.983.167
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	32.048	0	0	0	0	0	32.048
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	226.284	0	0	0	0	0	226.284
403	**00**	**00**	**00**	**Servicios no personales**	**5.733.004**	**0**	**0**	**0**	**0**	**0**	**5.733.004**
403	10	00	00	Servicios profesionales y técnicos	464.400	0	0	0	0	0	464.400
403	10	07	00	Servicios de capacitación y adiestramiento	464.400	0	0	0	0	0	464.400
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.141.000	0	0	0	0	0	1.141.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.141.000	0	0	0	0	0	1.141.000
403	18	00	00	Impuestos indirectos	564.493	0	0	0	0	0	564.493
403	18	01	00	Impuesto al valor agregado	564.493	0	0	0	0	0	564.493
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	231.823	0	0	0	0	0	231.823

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	231.823	0	0	0	0	0	231.823
403	99	00	00	Otros servicios no personales	3.331.288	0	0	0	0	0	3.331.288
403	99	01	00	Otros servicios no personales	3.331.288	0	0	0	0	0	3.331.288
				Totales	**101.557.739**	**0**	**0**	**0**	**0**	**0**	**101.557.739**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

ACCIÓN CENTRALIZADA: 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 650001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**95.824.735**	**0**	**0**	**0**	**0**	**0**	**95.824.735**
401	01	00	00	Sueldos, salarios y otras retribuciones	30.085.817	0	0	0	0	0	30.085.817
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.184.409	0	0	0	0	0	2.184.409
401	01	18	00	Remuneraciones al personal contratado	25.635.756	0	0	0	0	0	25.635.756
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	31.500	0	0	0	0	0	31.500
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	94.500	0	0	0	0	0	94.500
401	01	99	00	Otras retribuciones	2.139.652	0	0	0	0	0	2.139.652
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.768.936	0	0	0	0	0	4.768.936
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.768.936	0	0	0	0	0	4.768.936
401	03	00	00	Primas	9.857.084	0	0	0	0	0	9.857.084
401	03	02	00	Primas de transporte a empleados	57.300	0	0	0	0	0	57.300
401	03	03	00	Primas por hogar a empleados	103.140	0	0	0	0	0	103.140
401	03	04	00	Primas por hijos a empleados	38.200	0	0	0	0	0	38.200
401	03	08	00	Primas de profesionalización a empleados	277.249	0	0	0	0	0	277.249
401	03	09	00	Primas por antigüedad a empleados	199.541	0	0	0	0	0	199.541
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	396.900	0	0	0	0	0	396.900
401	03	31	00	Primas por riesgo al personal militar y de seguridad	2.406.286	0	0	0	0	0	2.406.286
401	03	37	00	Primas de transporte al personal contratado	318.300	0	0	0	0	0	318.300
401	03	38	00	Primas por hogar al personal contratado	572.940	0	0	0	0	0	572.940
401	03	39	00	Primas por hijos al personal contratado	212.200	0	0	0	0	0	212.200
401	03	40	00	Primas de profesionalización al personal contratado	2.864.672	0	0	0	0	0	2.864.672
401	03	41	00	Primas por antigüedad al personal contratado	2.378.856	0	0	0	0	0	2.378.856
401	03	47	00	Primas al personal de alto nivel y de dirección	31.500	0	0	0	0	0	31.500
401	04	00	00	Complementos de sueldos y salarios	17.055.461	0	0	0	0	0	17.055.461
401	04	02	00	Complemento a empleados por trabajo nocturno	642.686	0	0	0	0	0	642.686
401	04	08	00	Bono compensatorio de alimentación a empleados	727.650	0	0	0	0	0	727.650
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.208.061	0	0	0	0	0	1.208.061

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 650001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	9.960.300	0	0	0	0	0	9.960.300
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	94.500	0	0	0	0	0	94.500
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	472.722	0	0	0	0	0	472.722
401	04	96	00	Otros complementos a empleados	2.741.481	0	0	0	0	0	2.741.481
401	04	98	00	Otros complementos al personal contratado	1.208.061	0	0	0	0	0	1.208.061
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.020.338	0	0	0	0	0	4.020.338
401	05	01	00	Aguinaldos a empleados	4.261	0	0	0	0	0	4.261
401	05	03	00	Bono vacacional a empleados	553.030	0	0	0	0	0	553.030
401	05	07	00	Aguinaldos al personal contratado	39.395	0	0	0	0	0	39.395
401	05	08	00	Bono vacacional al personal contratado	3.307.529	0	0	0	0	0	3.307.529
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	934	0	0	0	0	0	934
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.244	0	0	0	0	0	14.244
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	374	0	0	0	0	0	374
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	100.571	0	0	0	0	0	100.571
401	06	00	00	Aportes patronales y legales	2.760.351	0	0	0	0	0	2.760.351
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	66.048	0	0	0	0	0	66.048
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	409.087	0	0	0	0	0	409.087
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	34.368	0	0	0	0	0	34.368
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	137.004	0	0	0	0	0	137.004
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	915.976	0	0	0	0	0	915.976
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	717.980	0	0	0	0	0	717.980
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	869	0	0	0	0	0	869
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	1.923	0	0	0	0	0	1.923
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.846	0	0	0	0	0	3.846
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	551	0	0	0	0	0	551

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 650001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	8.690	0	0	0	0	0	8.690
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	13.577	0	0	0	0	0	13.577
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	27.154	0	0	0	0	0	27.154
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	5.513	0	0	0	0	0	5.513
401	06	95	00	Otros aportes legales por personal contratado	417.765	0	0	0	0	0	417.765
401	07	00	00	Asistencia socio-económica	19.893.545	0	0	0	0	0	19.893.545
401	07	02	00	Becas a empleados	513.450	0	0	0	0	0	513.450
401	07	03	00	Ayudas por matrimonio a empleados	62.205	0	0	0	0	0	62.205
401	07	04	00	Ayudas por nacimiento de hijos a empleados	186.615	0	0	0	0	0	186.615
401	07	05	00	Ayudas por defunción a empleados	39.585	0	0	0	0	0	39.585
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.017.900	0	0	0	0	0	1.017.900
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.090.872	0	0	0	0	0	4.090.872
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	8.475.000	0	0	0	0	0	8.475.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.141.000	0	0	0	0	0	1.141.000
401	07	10	00	Dotación de uniformes a empleados	3.993.500	0	0	0	0	0	3.993.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	123.228	0	0	0	0	0	123.228
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.141	0	0	0	0	0	1.141
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	7.500	0	0	0	0	0	7.500
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	19.229	0	0	0	0	0	19.229
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	550	0	0	0	0	0	550
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	1.650	0	0	0	0	0	1.650
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	350	0	0	0	0	0	350
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	9.000	0	0	0	0	0	9.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	135.770	0	0	0	0	0	135.770
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	75.000	0	0	0	0	0	75.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 650001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	7.383.203	0	0	0	0	0	7.383.203
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.141.704	0	0	0	0	0	1.141.704
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	5.983.167	0	0	0	0	0	5.983.167
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	32.048	0	0	0	0	0	32.048
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	226.284	0	0	0	0	0	226.284
403	**00**	**00**	**00**	**Servicios no personales**	**5.733.004**	**0**	**0**	**0**	**0**	**0**	**5.733.004**
403	10	00	00	Servicios profesionales y técnicos	464.400	0	0	0	0	0	464.400
403	10	07	00	Servicios de capacitación y adiestramiento	464.400	0	0	0	0	0	464.400
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.141.000	0	0	0	0	0	1.141.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.141.000	0	0	0	0	0	1.141.000
403	18	00	00	Impuestos indirectos	564.493	0	0	0	0	0	564.493
403	18	01	00	Impuesto al valor agregado	564.493	0	0	0	0	0	564.493
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	231.823	0	0	0	0	0	231.823
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	231.823	0	0	0	0	0	231.823
403	99	00	00	Otros servicios no personales	3.331.288	0	0	0	0	0	3.331.288
403	99	01	00	Otros servicios no personales	3.331.288	0	0	0	0	0	3.331.288
				Totales	**101.557.739**	**0**	**0**	**0**	**0**	**0**	**101.557.739**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.863.357**	**0**	**0**	**0**	**0**	**0**	**16.863.357**
402	01	00	00	Productos alimenticios y agropecuarios	475.509	0	0	0	0	0	475.509
402	01	01	00	Alimentos y bebidas para personas	475.509	0	0	0	0	0	475.509
402	03	00	00	Textiles y vestuarios	482.926	0	0	0	0	0	482.926
402	03	02	00	Prendas de vestir	474.800	0	0	0	0	0	474.800
402	03	03	00	Calzados	8.126	0	0	0	0	0	8.126
402	04	00	00	Productos de cuero y caucho	1.363.030	0	0	0	0	0	1.363.030
402	04	03	00	Cauchos y tripas para vehículos	1.363.030	0	0	0	0	0	1.363.030
402	05	00	00	Productos de papel, cartón e impresos	2.375.392	0	0	0	0	0	2.375.392
402	05	01	00	Pulpa de madera, papel y cartón	963.086	0	0	0	0	0	963.086
402	05	03	00	Productos de papel y cartón para oficina	1.248.744	0	0	0	0	0	1.248.744
402	05	04	00	Libros, revistas y periódicos	151.763	0	0	0	0	0	151.763
402	05	05	00	Material de enseñanza	7.500	0	0	0	0	0	7.500
402	05	99	00	Otros productos de pulpa, papel y cartón	4.299	0	0	0	0	0	4.299
402	06	00	00	Productos químicos y derivados	2.332.050	0	0	0	0	0	2.332.050
402	06	03	00	Tintas, pinturas y colorantes	158.000	0	0	0	0	0	158.000
402	06	04	00	Productos farmacéuticos y medicamentos	8.800	0	0	0	0	0	8.800
402	06	05	00	Productos de tocador	7.200	0	0	0	0	0	7.200
402	06	06	00	Combustibles y lubricantes	1.700.000	0	0	0	0	0	1.700.000
402	06	08	00	Productos plásticos	458.050	0	0	0	0	0	458.050
402	08	00	00	Productos metálicos	1.205.649	0	0	0	0	0	1.205.649
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.005.649	0	0	0	0	0	1.005.649
402	08	09	00	Repuestos y accesorios para equipos de transporte	200.000	0	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	8.048.726	0	0	0	0	0	8.048.726
402	10	02	00	Materiales y útiles de limpieza y aseo	1.000.005	0	0	0	0	0	1.000.005
402	10	03	00	Utensilios de cocina y comedor	3.420	0	0	0	0	0	3.420
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.248.855	0	0	0	0	0	2.248.855
402	10	07	00	Productos de seguridad en el trabajo	62.751	0	0	0	0	0	62.751
402	10	08	00	Materiales para equipos de computación	3.125.709	0	0	0	0	0	3.125.709
402	10	11	00	Materiales eléctricos	1.556.996	0	0	0	0	0	1.556.996
402	10	12	00	Materiales para instalaciones sanitarias	29.050	0	0	0	0	0	29.050
402	10	13	00	Materiales fotográficos	14.600	0	0	0	0	0	14.600
402	10	99	00	Otros productos y útiles diversos	7.340	0	0	0	0	0	7.340

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	580.075	0	0	0	0	0	580.075
402	99	01	00	Otros materiales y suministros	580.075	0	0	0	0	0	580.075
403	**00**	**00**	**00**	**Servicios no personales**	**112.672.693**	**0**	**0**	**0**	**0**	**0**	**112.672.693**
403	01	00	00	Alquileres de inmuebles	4.066.707	0	0	0	0	0	4.066.707
403	01	01	00	Alquileres de edificios y locales	3.766.707	0	0	0	0	0	3.766.707
403	01	02	00	Alquileres de instalaciones culturales y recreativas	300.000	0	0	0	0	0	300.000
403	02	00	00	Alquileres de maquinaria y equipos	2.000.000	0	0	0	0	0	2.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	0	2.000.000
403	04	00	00	Servicios básicos	29.888.560	0	0	0	0	0	29.888.560
403	04	01	00	Electricidad	10.003.456	0	0	0	0	0	10.003.456
403	04	03	00	Agua	7.994.854	0	0	0	0	0	7.994.854
403	04	04	00	Teléfonos	10.115.150	0	0	0	0	0	10.115.150
403	04	05	00	Servicio de comunicaciones	1.025.100	0	0	0	0	0	1.025.100
403	04	06	00	Servicio de aseo urbano y domiciliario	500.000	0	0	0	0	0	500.000
403	04	07	00	Servicio de condominio	250.000	0	0	0	0	0	250.000
403	06	00	00	Servicios de transporte y almacenaje	146.247	0	0	0	0	0	146.247
403	06	01	00	Fletes y embalajes	40.400	0	0	0	0	0	40.400
403	06	03	00	Estacionamiento	5.847	0	0	0	0	0	5.847
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	100.000	0	0	0	0	0	100.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.732.000	0	0	0	0	0	3.732.000
403	07	01	00	Publicidad y propaganda	1.689.000	0	0	0	0	0	1.689.000
403	07	02	00	Imprenta y reproducción	1.593.000	0	0	0	0	0	1.593.000
403	07	04	00	Avisos	450.000	0	0	0	0	0	450.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	16.555.000	0	0	0	0	0	16.555.000
403	08	01	00	Primas y gastos de seguros	16.555.000	0	0	0	0	0	16.555.000
403	09	00	00	Viáticos y pasajes	6.527.000	0	0	0	0	0	6.527.000
403	09	01	00	Viáticos y pasajes dentro del país	5.327.000	0	0	0	0	0	5.327.000
403	09	02	00	Viáticos y pasajes fuera del país	1.200.000	0	0	0	0	0	1.200.000
403	10	00	00	Servicios profesionales y técnicos	24.764.000	0	0	0	0	0	24.764.000
403	10	11	00	Servicios para la elaboración y suministro de comida	21.764.000	0	0	0	0	0	21.764.000
403	10	99	00	Otros servicios profesionales y técnicos	3.000.000	0	0	0	0	0	3.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.589.100	0	0	0	0	0	2.589.100
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.500.000	0	0	0	0	0	1.500.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	589.100	0	0	0	0	0	589.100
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	500.000	0	0	0	0	0	500.000
403	12	00	00	Conservación y reparaciones menores de obras	1.500.000	0	0	0	0	0	1.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.500.000	0	0	0	0	0	1.500.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	125.000	0	0	0	0	0	125.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	125.000	0	0	0	0	0	125.000
403	18	00	00	Impuestos indirectos	19.279.079	0	0	0	0	0	19.279.079
403	18	01	00	Impuesto al valor agregado	19.279.079	0	0	0	0	0	19.279.079
403	99	00	00	Otros servicios no personales	1.500.000	0	0	0	0	0	1.500.000
403	99	01	00	Otros servicios no personales	1.500.000	0	0	0	0	0	1.500.000
404	**00**	**00**	**00**	**Activos reales**	**49.937.050**	**0**	**0**	**0**	**0**	**0**	**49.937.050**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	22.093.900	0	0	0	0	0	22.093.900
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	22.002.000	0	0	0	0	0	22.002.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	91.900	0	0	0	0	0	91.900
404	04	00	00	Equipos de transporte, tracción y elevación	14.500.000	0	0	0	0	0	14.500.000
404	04	01	00	Vehículos automotores terrestres	10.500.000	0	0	0	0	0	10.500.000
404	04	06	00	Equipos auxiliares de transporte	4.000.000	0	0	0	0	0	4.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.788.760	0	0	0	0	0	2.788.760
404	05	01	00	Equipos de telecomunicaciones	2.049.260	0	0	0	0	0	2.049.260
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	739.500	0	0	0	0	0	739.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.535.210	0	0	0	0	0	10.535.210
404	09	01	00	Mobiliario y equipos de oficina	4.117.180	0	0	0	0	0	4.117.180
404	09	02	00	Equipos de computación	1.305.380	0	0	0	0	0	1.305.380
404	09	03	00	Mobiliario y equipos de alojamiento	5.112.650	0	0	0	0	0	5.112.650
404	12	00	00	Activos intangibles	19.180	0	0	0	0	0	19.180
404	12	04	00	Paquetes y programas de computación	19.180	0	0	0	0	0	19.180
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**20.000.000**	**0**	**0**	**0**	**0**	**0**	**20.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	20.000.000	0	0	0	0	0	20.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	20.000.000	0	0	0	0	0	20.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**71.210.057**	**0**	**0**	**0**	**0**	**0**	**71.210.057**
407	01	00	00	Transferencias y donaciones corrientes internas	71.210.057	0	0	0	0	0	71.210.057
407	01	02	00	Donaciones corrientes internas al sector privado	500.000	0	0	0	0	0	500.000
407	01	02	01	Donaciones corrientes a personas	500.000	0	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	03	00	Transferencias corrientes internas al sector público	70.710.057	0	0	0	0	0	70.710.057
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	70.710.057	0	0	0	0	0	70.710.057
				Totales	**270.683.157**	**0**	**0**	**0**	**0**	**0**	**270.683.157**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**70.710.057**	**0**	**0**	**0**	**0**	**0**	**70.710.057**
407	01	00	00	Transferencias y donaciones corrientes internas	70.710.057	0	0	0	0	0	70.710.057
407	01	03	00	Transferencias corrientes internas al sector público	70.710.057	0	0	0	0	0	70.710.057
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	70.710.057	0	0	0	0	0	70.710.057
				- A0003 Instituto Autónomo Caja de Trabajo Penitenciario	21.656.062	0	0	0	0	0	21.656.062
				- A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)	49.053.995	0	0	0	0	0	49.053.995
				Totales	**70.710.057**	**0**	**0**	**0**	**0**	**0**	**70.710.057**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 650002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	Materiales, suministros y mercancías	16.863.357	0	0	0	0	0	16.863.357
402	01	00	00	Productos alimenticios y agropecuarios	475.509	0	0	0	0	0	475.509
402	01	01	00	Alimentos y bebidas para personas	475.509	0	0	0	0	0	475.509
402	03	00	00	Textiles y vestuarios	482.926	0	0	0	0	0	482.926
402	03	02	00	Prendas de vestir	474.800	0	0	0	0	0	474.800
402	03	03	00	Calzados	8.126	0	0	0	0	0	8.126
402	04	00	00	Productos de cuero y caucho	1.363.030	0	0	0	0	0	1.363.030
402	04	03	00	Cauchos y tripas para vehículos	1.363.030	0	0	0	0	0	1.363.030
402	05	00	00	Productos de papel, cartón e impresos	2.375.392	0	0	0	0	0	2.375.392
402	05	01	00	Pulpa de madera, papel y cartón	963.086	0	0	0	0	0	963.086
402	05	03	00	Productos de papel y cartón para oficina	1.248.744	0	0	0	0	0	1.248.744
402	05	04	00	Libros, revistas y periódicos	151.763	0	0	0	0	0	151.763
402	05	05	00	Material de enseñanza	7.500	0	0	0	0	0	7.500
402	05	99	00	Otros productos de pulpa, papel y cartón	4.299	0	0	0	0	0	4.299
402	06	00	00	Productos químicos y derivados	2.332.050	0	0	0	0	0	2.332.050
402	06	03	00	Tintas, pinturas y colorantes	158.000	0	0	0	0	0	158.000
402	06	04	00	Productos farmacéuticos y medicamentos	8.800	0	0	0	0	0	8.800
402	06	05	00	Productos de tocador	7.200	0	0	0	0	0	7.200
402	06	06	00	Combustibles y lubricantes	1.700.000	0	0	0	0	0	1.700.000
402	06	08	00	Productos plásticos	458.050	0	0	0	0	0	458.050
402	08	00	00	Productos metálicos	1.205.649	0	0	0	0	0	1.205.649
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.005.649	0	0	0	0	0	1.005.649
402	08	09	00	Repuestos y accesorios para equipos de transporte	200.000	0	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	8.048.726	0	0	0	0	0	8.048.726
402	10	02	00	Materiales y útiles de limpieza y aseo	1.000.005	0	0	0	0	0	1.000.005
402	10	03	00	Utensilios de cocina y comedor	3.420	0	0	0	0	0	3.420
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.248.855	0	0	0	0	0	2.248.855
402	10	07	00	Productos de seguridad en el trabajo	62.751	0	0	0	0	0	62.751

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 650002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	3.125.709	0	0	0	0	0	3.125.709
402	10	11	00	Materiales eléctricos	1.556.996	0	0	0	0	0	1.556.996
402	10	12	00	Materiales para instalaciones sanitarias	29.050	0	0	0	0	0	29.050
402	10	13	00	Materiales fotográficos	14.600	0	0	0	0	0	14.600
402	10	99	00	Otros productos y útiles diversos	7.340	0	0	0	0	0	7.340
402	99	00	00	Otros materiales y suministros	580.075	0	0	0	0	0	580.075
402	99	01	00	Otros materiales y suministros	580.075	0	0	0	0	0	580.075
403	**00**	**00**	**00**	**Servicios no personales**	**112.672.693**	**0**	**0**	**0**	**0**	**0**	**112.672.693**
403	01	00	00	Alquileres de inmuebles	4.066.707	0	0	0	0	0	4.066.707
403	01	01	00	Alquileres de edificios y locales	3.766.707	0	0	0	0	0	3.766.707
403	01	02	00	Alquileres de instalaciones culturales y recreativas	300.000	0	0	0	0	0	300.000
403	02	00	00	Alquileres de maquinaria y equipos	2.000.000	0	0	0	0	0	2.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	0	2.000.000
403	04	00	00	Servicios básicos	29.888.560	0	0	0	0	0	29.888.560
403	04	01	00	Electricidad	10.003.456	0	0	0	0	0	10.003.456
403	04	03	00	Agua	7.994.854	0	0	0	0	0	7.994.854
403	04	04	00	Teléfonos	10.115.150	0	0	0	0	0	10.115.150
403	04	05	00	Servicio de comunicaciones	1.025.100	0	0	0	0	0	1.025.100
403	04	06	00	Servicio de aseo urbano y domiciliario	500.000	0	0	0	0	0	500.000
403	04	07	00	Servicio de condominio	250.000	0	0	0	0	0	250.000
403	06	00	00	Servicios de transporte y almacenaje	146.247	0	0	0	0	0	146.247
403	06	01	00	Fletes y embalajes	40.400	0	0	0	0	0	40.400
403	06	03	00	Estacionamiento	5.847	0	0	0	0	0	5.847
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	100.000	0	0	0	0	0	100.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.732.000	0	0	0	0	0	3.732.000
403	07	01	00	Publicidad y propaganda	1.689.000	0	0	0	0	0	1.689.000
403	07	02	00	Imprenta y reproducción	1.593.000	0	0	0	0	0	1.593.000
403	07	04	00	Avisos	450.000	0	0	0	0	0	450.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 650002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	16.555.000	0	0	0	0	0	16.555.000
403	08	01	00	Primas y gastos de seguros	16.555.000	0	0	0	0	0	16.555.000
403	09	00	00	Viáticos y pasajes	6.527.000	0	0	0	0	0	6.527.000
403	09	01	00	Viáticos y pasajes dentro del país	5.327.000	0	0	0	0	0	5.327.000
403	09	02	00	Viáticos y pasajes fuera del país	1.200.000	0	0	0	0	0	1.200.000
403	10	00	00	Servicios profesionales y técnicos	24.764.000	0	0	0	0	0	24.764.000
403	10	11	00	Servicios para la elaboración y suministro de comida	21.764.000	0	0	0	0	0	21.764.000
403	10	99	00	Otros servicios profesionales y técnicos	3.000.000	0	0	0	0	0	3.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.589.100	0	0	0	0	0	2.589.100
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.500.000	0	0	0	0	0	1.500.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	589.100	0	0	0	0	0	589.100
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	500.000	0	0	0	0	0	500.000
403	12	00	00	Conservación y reparaciones menores de obras	1.500.000	0	0	0	0	0	1.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.500.000	0	0	0	0	0	1.500.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	125.000	0	0	0	0	0	125.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	125.000	0	0	0	0	0	125.000
403	18	00	00	Impuestos indirectos	19.279.079	0	0	0	0	0	19.279.079
403	18	01	00	Impuesto al valor agregado	19.279.079	0	0	0	0	0	19.279.079
403	99	00	00	Otros servicios no personales	1.500.000	0	0	0	0	0	1.500.000
403	99	01	00	Otros servicios no personales	1.500.000	0	0	0	0	0	1.500.000
404	**00**	**00**	**00**	**Activos reales**	**49.937.050**	**0**	**0**	**0**	**0**	**0**	**49.937.050**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	22.093.900	0	0	0	0	0	22.093.900
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	22.002.000	0	0	0	0	0	22.002.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	91.900	0	0	0	0	0	91.900
404	04	00	00	Equipos de transporte, tracción y elevación	14.500.000	0	0	0	0	0	14.500.000
404	04	01	00	Vehículos automotores terrestres	10.500.000	0	0	0	0	0	10.500.000
404	04	06	00	Equipos auxiliares de transporte	4.000.000	0	0	0	0	0	4.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.788.760	0	0	0	0	0	2.788.760

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 650002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	01	00	Equipos de telecomunicaciones	2.049.260	0	0	0	0	0	2.049.260
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	739.500	0	0	0	0	0	739.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.535.210	0	0	0	0	0	10.535.210
404	09	01	00	Mobiliario y equipos de oficina	4.117.180	0	0	0	0	0	4.117.180
404	09	02	00	Equipos de computación	1.305.380	0	0	0	0	0	1.305.380
404	09	03	00	Mobiliario y equipos de alojamiento	5.112.650	0	0	0	0	0	5.112.650
404	12	00	00	Activos intangibles	19.180	0	0	0	0	0	19.180
404	12	04	00	Paquetes y programas de computación	19.180	0	0	0	0	0	19.180
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**20.000.000**	**0**	**0**	**0**	**0**	**0**	**20.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	20.000.000	0	0	0	0	0	20.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	20.000.000	0	0	0	0	0	20.000.000
				Totales	**199.473.100**	**0**	**0**	**0**	**0**	**0**	**199.473.100**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 650002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	500.000	0	0	0	0	0	500.000
407	01	02	00	Donaciones corrientes internas al sector privado	500.000	0	0	0	0	0	500.000
407	01	02	01	Donaciones corrientes a personas	500.000	0	0	0	0	0	500.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 650002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**70.710.057**	**0**	**0**	**0**	**0**	**0**	**70.710.057**
407	01	00	00	Transferencias y donaciones corrientes internas	70.710.057	0	0	0	0	0	70.710.057
407	01	03	00	Transferencias corrientes internas al sector público	70.710.057	0	0	0	0	0	70.710.057
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	70.710.057	0	0	0	0	0	70.710.057
				Totales	**70.710.057**	**0**	**0**	**0**	**0**	**0**	**70.710.057**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**992.769**	**0**	**0**	**0**	**0**	**0**	**992.769**
403	18	00	00	Impuestos indirectos	992.769	0	0	0	0	0	992.769
403	18	01	00	Impuesto al valor agregado	992.769	0	0	0	0	0	992.769
407	**00**	**00**	**00**	**Transferencias y donaciones**	**23.498.848**	**0**	**0**	**0**	**0**	**0**	**23.498.848**
407	01	00	00	Transferencias y donaciones corrientes internas	23.498.848	0	0	0	0	0	23.498.848
407	01	01	00	Transferencias corrientes internas al sector privado	23.498.848	0	0	0	0	0	23.498.848
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	11.073.637	0	0	0	0	0	11.073.637
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	4.209.391	0	0	0	0	0	4.209.391
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	3.733.476	0	0	0	0	0	3.733.476
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	3.777.316	0	0	0	0	0	3.777.316
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	705.028	0	0	0	0	0	705.028
				Totales	**24.491.617**	**0**	**0**	**0**	**0**	**0**	**24.491.617**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 650003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**992.769**	**0**	**0**	**0**	**0**	**0**	**992.769**
403	18	00	00	Impuestos indirectos	992.769	0	0	0	0	0	992.769
403	18	01	00	Impuesto al valor agregado	992.769	0	0	0	0	0	992.769
407	**00**	**00**	**00**	**Transferencias y donaciones**	**23.498.848**	**0**	**0**	**0**	**0**	**0**	**23.498.848**
407	01	00	00	Transferencias y donaciones corrientes internas	23.498.848	0	0	0	0	0	23.498.848
407	01	01	00	Transferencias corrientes internas al sector privado	23.498.848	0	0	0	0	0	23.498.848
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	11.073.637	0	0	0	0	0	11.073.637
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	4.209.391	0	0	0	0	0	4.209.391
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	3.733.476	0	0	0	0	0	3.733.476
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	3.777.316	0	0	0	0	0	3.777.316
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	705.028	0	0	0	0	0	705.028
				Totales	**24.491.617**	**0**	**0**	**0**	**0**	**0**	**24.491.617**

66

Ministerio del Poder Popular para Transporte Acuático y Aéreo

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**497.492.963**	0	0	0	0	0	**497.492.963**
401	01	00	00	Sueldos, salarios y otras retribuciones	54.309.399	0	0	0	0	0	54.309.399
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	33.345.720	0	0	0	0	0	33.345.720
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	3.754.500	0	0	0	0	0	3.754.500
401	01	03	00	Suplencias a empleados	1.209.274	0	0	0	0	0	1.209.274
401	01	08	00	Sueldo al personal en trámite de nombramiento	1.511.712	0	0	0	0	0	1.511.712
401	01	09	00	Remuneraciones al personal en período de disponibilidad	21.921	0	0	0	0	0	21.921
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.925.584	0	0	0	0	0	3.925.584
401	01	12	00	Salarios a obreros en puestos no permanentes	2.152.800	0	0	0	0	0	2.152.800
401	01	13	00	Suplencias a obreros	6.193	0	0	0	0	0	6.193
401	01	18	00	Remuneraciones al personal contratado	5.382.000	0	0	0	0	0	5.382.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.056.116	0	0	0	0	0	1.056.116
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.943.579	0	0	0	0	0	1.943.579
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	14.535.250	0	0	0	0	0	14.535.250
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	13.236.000	0	0	0	0	0	13.236.000
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	3.250	0	0	0	0	0	3.250
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.296.000	0	0	0	0	0	1.296.000
401	03	00	00	Primas	51.144.282	0	0	0	0	0	51.144.282
401	03	02	00	Primas de transporte a empleados	6.618.000	0	0	0	0	0	6.618.000
401	03	03	00	Primas por hogar a empleados	5.294.400	0	0	0	0	0	5.294.400
401	03	04	00	Primas por hijos a empleados	7.941.600	0	0	0	0	0	7.941.600
401	03	08	00	Primas de profesionalización a empleados	6.092.478	0	0	0	0	0	6.092.478
401	03	09	00	Primas por antigüedad a empleados	12.887.935	0	0	0	0	0	12.887.935
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.861.000	0	0	0	0	0	6.861.000
401	03	18	00	Primas por hogar a obreros	518.400	0	0	0	0	0	518.400
401	03	19	00	Primas por hijos de obreros	777.600	0	0	0	0	0	777.600
401	03	21	00	Primas por antigüedad a obreros	925.195	0	0	0	0	0	925.195
401	03	22	00	Primas de profesionalización a obreros	448.864	0	0	0	0	0	448.864
401	03	97	00	Otras primas a empleados	2.778.810	0	0	0	0	0	2.778.810
401	04	00	00	Complementos de sueldos y salarios	56.337.558	0	0	0	0	0	56.337.558
401	04	03	00	Complemento a empleados por gastos de alimentación	7.308.000	0	0	0	0	0	7.308.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	05	00	Complemento a empleados por gastos de representación	39.000	0	0	0	0	0	39.000
401	04	06	00	Complemento a empleados por comisión de servicios	54.600	0	0	0	0	0	54.600
401	04	08	00	Bono compensatorio de alimentación a empleados	28.209.225	0	0	0	0	0	28.209.225
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	204.836	0	0	0	0	0	204.836
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	179.014	0	0	0	0	0	179.014
401	04	16	00	Complemento a obreros por gastos de alimentación	648.000	0	0	0	0	0	648.000
401	04	17	00	Complemento a obreros por gastos de transporte	648.000	0	0	0	0	0	648.000
401	04	18	00	Bono compensatorio de alimentación a obreros	2.762.100	0	0	0	0	0	2.762.100
401	04	20	00	Complemento a obreros por días feriados	16.357	0	0	0	0	0	16.357
401	04	26	00	Bono compensatorio de alimentación al personal contratado	5.421.900	0	0	0	0	0	5.421.900
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.969.275	0	0	0	0	0	1.969.275
401	04	96	00	Otros complementos a empleados	3.461.390	0	0	0	0	0	3.461.390
401	04	97	00	Otros complementos a obreros	2.270.382	0	0	0	0	0	2.270.382
401	04	98	00	Otros complementos al personal contratado	3.145.479	0	0	0	0	0	3.145.479
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	44.798.565	0	0	0	0	0	44.798.565
401	05	01	00	Aguinaldos a empleados	22.056.771	0	0	0	0	0	22.056.771
401	05	03	00	Bono vacacional a empleados	10.012.148	0	0	0	0	0	10.012.148
401	05	04	00	Aguinaldos a obreros	913.317	0	0	0	0	0	913.317
401	05	06	00	Bono vacacional a obreros	1.435.450	0	0	0	0	0	1.435.450
401	05	07	00	Aguinaldos al personal contratado	4.853.570	0	0	0	0	0	4.853.570
401	05	08	00	Bono vacacional al personal contratado	1.925.283	0	0	0	0	0	1.925.283
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.493.710	0	0	0	0	0	2.493.710
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.108.316	0	0	0	0	0	1.108.316
401	06	00	00	Aportes patronales y legales	17.663.974	0	0	0	0	0	17.663.974
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.632.005	0	0	0	0	0	7.632.005
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.204.802	0	0	0	0	0	2.204.802
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.696.001	0	0	0	0	0	1.696.001
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.469.867	0	0	0	0	0	1.469.867
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	719.549	0	0	0	0	0	719.549
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	207.870	0	0	0	0	0	207.870
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	159.900	0	0	0	0	0	159.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	139.580	0	0	0	0	0	139.580
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.593.008	0	0	0	0	0	1.593.008
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	306.801	0	0	0	0	0	306.801
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.035.849	0	0	0	0	0	1.035.849
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	299.245	0	0	0	0	0	299.245
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	199.497	0	0	0	0	0	199.497
401	07	00	00	Asistencia socio-económica	201.773.882	0	0	0	0	0	201.773.882
401	07	01	00	Capacitación y adiestramiento a empleados	2.800.000	0	0	0	0	0	2.800.000
401	07	02	00	Becas a empleados	6.840.000	0	0	0	0	0	6.840.000
401	07	03	00	Ayudas por matrimonio a empleados	45.000	0	0	0	0	0	45.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	45.000	0	0	0	0	0	45.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	300.000	0	0	0	0	0	300.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.349.338	0	0	0	0	0	7.349.338
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	116.397.003	0	0	0	0	0	116.397.003
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.000.000	0	0	0	0	0	3.000.000
401	07	10	00	Dotación de uniformes a empleados	5.792.247	0	0	0	0	0	5.792.247
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.960.000	0	0	0	0	0	3.960.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.100.000	0	0	0	0	0	1.100.000
401	07	17	00	Capacitación y adiestramiento a obreros	700.000	0	0	0	0	0	700.000
401	07	18	00	Becas a obreros	912.000	0	0	0	0	0	912.000
401	07	19	00	Ayudas por matrimonio de obreros	15.000	0	0	0	0	0	15.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	15.000	0	0	0	0	0	15.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	300.000	0	0	0	0	0	300.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	692.899	0	0	0	0	0	692.899
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	11.622.508	0	0	0	0	0	11.622.508
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	400.000	0	0	0	0	0	400.000
401	07	26	00	Dotación de uniformes a obreros	972.000	0	0	0	0	0	972.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.320.000	0	0	0	0	0	1.320.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	200.000	0	0	0	0	0	200.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	33	00	Asistencia socio-económica al personal contratado	12.359.615	0	0	0	0	0	12.359.615
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	462.000	0	0	0	0	0	462.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	10.500	0	0	0	0	0	10.500
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	10.500	0	0	0	0	0	10.500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	997.484	0	0	0	0	0	997.484
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	8.353.788	0	0	0	0	0	8.353.788
401	07	96	00	Otras subvenciones a empleados	12.050.000	0	0	0	0	0	12.050.000
401	07	97	00	Otras subvenciones a obreros	2.752.000	0	0	0	0	0	2.752.000
401	08	00	00	Prestaciones sociales e indemnizaciones	32.176.743	0	0	0	0	0	32.176.743
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	22.056.771	0	0	0	0	0	22.056.771
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.553.545	0	0	0	0	0	1.553.545
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	4.853.570	0	0	0	0	0	4.853.570
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.712.857	0	0	0	0	0	3.712.857
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	18.655	0	0	0	0	0	18.655
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	18.655	0	0	0	0	0	18.655
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	19.314.095	0	0	0	0	0	19.314.095
401	96	00	00	Otros gastos del personal empleado	4.520.560	0	0	0	0	0	4.520.560
401	96	01	00	Otros gastos del personal empleado	4.520.560	0	0	0	0	0	4.520.560
401	97	00	00	Otros gastos del personal obrero	900.000	0	0	0	0	0	900.000
401	97	01	00	Otros gastos del personal obrero	900.000	0	0	0	0	0	900.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**47.970.110**	**0**	**0**	**0**	**0**	**0**	**47.970.110**
402	01	00	00	Productos alimenticios y agropecuarios	4.712.246	0	0	0	0	0	4.712.246
402	01	01	00	Alimentos y bebidas para personas	4.712.246	0	0	0	0	0	4.712.246
402	03	00	00	Textiles y vestuarios	401.000	0	0	0	0	0	401.000
402	03	01	00	Textiles	245.000	0	0	0	0	0	245.000
402	03	02	00	Prendas de vestir	156.000	0	0	0	0	0	156.000
402	04	00	00	Productos de cuero y caucho	630.000	0	0	0	0	0	630.000
402	04	03	00	Cauchos y tripas para vehículos	630.000	0	0	0	0	0	630.000
402	05	00	00	Productos de papel, cartón e impresos	3.799.232	0	0	0	0	0	3.799.232
402	05	01	00	Pulpa de madera, papel y cartón	608.611	0	0	0	0	0	608.611
402	05	02	00	Envases y cajas de papel y cartón	15.603	0	0	0	0	0	15.603

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	1.183.019	0	0	0	0	0	1.183.019
402	05	04	00	Libros, revistas y periódicos	524.601	0	0	0	0	0	524.601
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.467.398	0	0	0	0	0	1.467.398
402	06	00	00	Productos químicos y derivados	3.503.457	0	0	0	0	0	3.503.457
402	06	03	00	Tintas, pinturas y colorantes	858.276	0	0	0	0	0	858.276
402	06	04	00	Productos farmacéuticos y medicamentos	2.000.000	0	0	0	0	0	2.000.000
402	06	06	00	Combustibles y lubricantes	412.245	0	0	0	0	0	412.245
402	06	08	00	Productos plásticos	232.936	0	0	0	0	0	232.936
402	07	00	00	Productos minerales no metálicos	16.500	0	0	0	0	0	16.500
402	07	04	00	Cemento, cal y yeso	16.500	0	0	0	0	0	16.500
402	08	00	00	Productos metálicos	318.370	0	0	0	0	0	318.370
402	08	02	00	Productos de metales no ferrosos	46.000	0	0	0	0	0	46.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	92.847	0	0	0	0	0	92.847
402	08	07	00	Material de señalamiento	139.750	0	0	0	0	0	139.750
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.383	0	0	0	0	0	15.383
402	08	10	00	Repuestos y accesorios para otros equipos	15.390	0	0	0	0	0	15.390
402	08	99	00	Otros productos metálicos	9.000	0	0	0	0	0	9.000
402	09	00	00	Productos de madera	15.600	0	0	0	0	0	15.600
402	09	01	00	Productos primarios de madera	15.600	0	0	0	0	0	15.600
402	10	00	00	Productos varios y útiles diversos	5.573.705	0	0	0	0	0	5.573.705
402	10	01	00	Artículos de deporte, recreación y juguetes	109.850	0	0	0	0	0	109.850
402	10	02	00	Materiales y útiles de limpieza y aseo	468.160	0	0	0	0	0	468.160
402	10	03	00	Utensilios de cocina y comedor	152.692	0	0	0	0	0	152.692
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.321.090	0	0	0	0	0	1.321.090
402	10	06	00	Condecoraciones, ofrendas y similares	177.500	0	0	0	0	0	177.500
402	10	07	00	Productos de seguridad en el trabajo	301.500	0	0	0	0	0	301.500
402	10	08	00	Materiales para equipos de computación	1.605.022	0	0	0	0	0	1.605.022
402	10	09	00	Especies timbradas y valores	28.800	0	0	0	0	0	28.800
402	10	11	00	Materiales eléctricos	114.876	0	0	0	0	0	114.876
402	10	12	00	Materiales para instalaciones sanitarias	127.715	0	0	0	0	0	127.715
402	10	13	00	Materiales fotográficos	166.500	0	0	0	0	0	166.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	1.000.000	0	0	0	0	0	1.000.000
402	99	00	00	Otros materiales y suministros	29.000.000	0	0	0	0	0	29.000.000
402	99	01	00	Otros materiales y suministros	29.000.000	0	0	0	0	0	29.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**86.215.919**	**0**	**0**	**0**	**0**	**0**	**86.215.919**
403	02	00	00	Alquileres de maquinaria y equipos	764.173	0	0	0	0	0	764.173
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	764.173	0	0	0	0	0	764.173
403	04	00	00	Servicios básicos	4.823.565	0	0	0	0	0	4.823.565
403	04	01	00	Electricidad	2.043.750	0	0	0	0	0	2.043.750
403	04	03	00	Agua	918.775	0	0	0	0	0	918.775
403	04	04	00	Teléfonos	300.000	0	0	0	0	0	300.000
403	04	05	00	Servicio de comunicaciones	311.040	0	0	0	0	0	311.040
403	04	06	00	Servicio de aseo urbano y domiciliario	1.250.000	0	0	0	0	0	1.250.000
403	06	00	00	Servicios de transporte y almacenaje	78.680	0	0	0	0	0	78.680
403	06	01	00	Fletes y embalajes	78.680	0	0	0	0	0	78.680
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.523.520	0	0	0	0	0	6.523.520
403	07	01	00	Publicidad y propaganda	2.080.000	0	0	0	0	0	2.080.000
403	07	02	00	Imprenta y reproducción	1.972.400	0	0	0	0	0	1.972.400
403	07	03	00	Relaciones sociales	1.171.120	0	0	0	0	0	1.171.120
403	07	04	00	Avisos	1.300.000	0	0	0	0	0	1.300.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	191.280	0	0	0	0	0	191.280
403	08	01	00	Primas y gastos de seguros	188.280	0	0	0	0	0	188.280
403	08	02	00	Comisiones y gastos bancarios	3.000	0	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	5.504.528	0	0	0	0	0	5.504.528
403	09	01	00	Viáticos y pasajes dentro del país	2.840.000	0	0	0	0	0	2.840.000
403	09	02	00	Viáticos y pasajes fuera del país	2.664.528	0	0	0	0	0	2.664.528
403	10	00	00	Servicios profesionales y técnicos	11.538.505	0	0	0	0	0	11.538.505
403	10	01	00	Servicios jurídicos	900.000	0	0	0	0	0	900.000
403	10	02	00	Servicios de contabilidad y auditoría	96.000	0	0	0	0	0	96.000
403	10	03	00	Servicios de procesamiento de datos	200.000	0	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	7.100.005	0	0	0	0	0	7.100.005
403	10	08	00	Servicios presupuestarios	200.000	0	0	0	0	0	200.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	09	00	Servicios de lavandería y tintorería	80.000	0	0	0	0	0	80.000
403	10	99	00	Otros servicios profesionales y técnicos	2.962.500	0	0	0	0	0	2.962.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.849.364	0	0	0	0	0	3.849.364
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.044.964	0	0	0	0	0	2.044.964
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	560.000	0	0	0	0	0	560.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.244.400	0	0	0	0	0	1.244.400
403	12	00	00	Conservación y reparaciones menores de obras	418.600	0	0	0	0	0	418.600
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	418.600	0	0	0	0	0	418.600
403	16	00	00	Servicios de diversión, esparcimiento y culturales	9.285.000	0	0	0	0	0	9.285.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	9.285.000	0	0	0	0	0	9.285.000
403	18	00	00	Impuestos indirectos	12.087.829	0	0	0	0	0	12.087.829
403	18	01	00	Impuesto al valor agregado	12.087.829	0	0	0	0	0	12.087.829
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.150.875	0	0	0	0	0	1.150.875
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.150.875	0	0	0	0	0	1.150.875
403	99	00	00	Otros servicios no personales	30.000.000	0	0	0	0	0	30.000.000
403	99	01	00	Otros servicios no personales	30.000.000	0	0	0	0	0	30.000.000
404	**00**	**00**	**00**	**Activos reales**	**38.025.387**	**0**	**0**	**0**	**0**	**0**	**38.025.387**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	530.000	0	0	0	0	0	530.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	530.000	0	0	0	0	0	530.000
404	04	00	00	Equipos de transporte, tracción y elevación	12.621.245	0	0	0	0	0	12.621.245
404	04	01	00	Vehículos automotores terrestres	2.113.220	0	0	0	0	0	2.113.220
404	04	99	00	Otros equipos de transporte, tracción y elevación	10.508.025	0	0	0	0	0	10.508.025
404	05	00	00	Equipos de comunicaciones y de señalamiento	202.500	0	0	0	0	0	202.500
404	05	01	00	Equipos de telecomunicaciones	202.500	0	0	0	0	0	202.500
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.000.000	0	0	0	0	0	3.000.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.000.000	0	0	0	0	0	3.000.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	599.000	0	0	0	0	0	599.000
404	07	01	00	Equipos científicos y de laboratorio	150.000	0	0	0	0	0	150.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	449.000	0	0	0	0	0	449.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.075.500	0	0	0	0	0	3.075.500
404	09	01	00	Mobiliario y equipos de oficina	1.024.000	0	0	0	0	0	1.024.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	800.000	0	0	0	0	0	800.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.251.500	0	0	0	0	0	1.251.500
404	12	00	00	Activos intangibles	16.382.962	0	0	0	0	0	16.382.962
404	12	04	00	Paquetes y programas de computación	1.202.406	0	0	0	0	0	1.202.406
404	12	05	00	Estudios y proyectos	15.180.556	0	0	0	0	0	15.180.556
404	99	00	00	Otros activos reales	1.614.180	0	0	0	0	0	1.614.180
404	99	01	00	Otros activos reales	1.614.180	0	0	0	0	0	1.614.180
407	**00**	**00**	**00**	**Transferencias y donaciones**	**35.495.621**	**2.131.080.000**	**0**	**0**	**0**	**0**	**2.166.575.621**
407	01	00	00	Transferencias y donaciones corrientes internas	35.495.621	0	0	0	0	0	35.495.621
407	01	01	00	Transferencias corrientes internas al sector privado	22.817.136	0	0	0	0	0	22.817.136
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.926.480	0	0	0	0	0	1.926.480
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	4.160.628	0	0	0	0	0	4.160.628
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	819.650	0	0	0	0	0	819.650
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	907.920	0	0	0	0	0	907.920
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	2.881.100	0	0	0	0	0	2.881.100
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	3.112.850	0	0	0	0	0	3.112.850
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	234.000	0	0	0	0	0	234.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	6.248.908	0	0	0	0	0	6.248.908
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.525.600	0	0	0	0	0	2.525.600
407	01	02	00	Donaciones corrientes internas al sector privado	12.678.485	0	0	0	0	0	12.678.485
407	01	02	01	Donaciones corrientes a personas	12.678.485	0	0	0	0	0	12.678.485
407	03	00	00	Transferencias y donaciones de capital internas	0	2.131.080.000	0	0	0	0	2.131.080.000
407	03	03	00	Transferencias de capital internas al sector público	0	2.131.080.000	0	0	0	0	2.131.080.000
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	2.131.080.000	0	0	0	0	2.131.080.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**100.000.000**	**0**	**0**	**0**	**0**	**0**	**100.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	100.000.000	0	0	0	0	0	100.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	100.000.000	0	0	0	0	0	100.000.000
				Totales	**805.200.000**	**2.131.080.000**	**0**	**0**	**0**	**0**	**2.936.280.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118692 660021000 OPTIMIZACIÓN DE LAS TÉCNICAS DE PREVENCIÓN E INVESTIGACIÓN DE ACCIDENTES AERONÁUTICOS.

OBJETIVO DEL PROYECTO: ADIESTRAR, CAPACITAR Y ACTUALIZAR AL PERSONAL QUE SE DESEMPEÑA EN LA DIRECCIÓN GENERAL PARA LA PREVENCIÓN E INVESTIGACIÓN DE ACCIDENTES AERONÁUTICOS.

UNIDAD DE MEDIDA: ADIESTRAMIENTO **META:** 5

RESPONSABLE/EJECUTOR: DIRECCION GENERAL PARA LA PREVENCION E INVESTIGACION DE ACCIDENTES AERONAUTICOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**543.451**	**0**	**0**	**0**	**0**	**0**	**543.451**
403	10	00	00	Servicios profesionales y técnicos	406.000	0	0	0	0	0	406.000
403	10	07	00	Servicios de capacitación y adiestramiento	406.000	0	0	0	0	0	406.000
403	18	00	00	Impuestos indirectos	137.451	0	0	0	0	0	137.451
403	18	01	00	Impuesto al valor agregado	137.451	0	0	0	0	0	137.451
404	**00**	**00**	**00**	**Activos reales**	**807.090**	**0**	**0**	**0**	**0**	**0**	**807.090**
404	99	00	00	Otros activos reales	807.090	0	0	0	0	0	807.090
404	99	01	00	Otros activos reales	807.090	0	0	0	0	0	807.090
				Totales	**1.350.541**	**0**	**0**	**0**	**0**	**0**	**1.350.541**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PROYECTO: 118692 660021000 OPTIMIZACIÓN DE LAS TÉCNICAS DE PREVENCIÓN E INVESTIGACIÓN DE ACCIDENTES AERONÁUTICOS.

OBJETIVO DEL PROYECTO: ADIESTRAR, CAPACITAR Y ACTUALIZAR AL PERSONAL QUE SE DESEMPEÑA EN LA DIRECCIÓN GENERAL PARA LA PREVENCIÓN E INVESTIGACIÓN DE ACCIDENTES AERONÁUTICOS.

UNIDAD DE MEDIDA: ADIESTRAMIENTO **META:** 5

RESPONSABLE/EJECUTOR: DIRECCION GENERAL PARA LA PREVENCION E INVESTIGACION DE ACCIDENTES AERONAUTICOS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118692 660021000 OPTIMIZACIÓN DE LAS TÉCNICAS DE PREVENCIÓN E INVESTIGACIÓN DE ACCIDENTES AERONÁUTICOS.

OBJETIVO DEL PROYECTO: ADIESTRAR, CAPACITAR Y ACTUALIZAR AL PERSONAL QUE SE DESEMPEÑA EN LA DIRECCIÓN GENERAL PARA LA PREVENCIÓN E INVESTIGACIÓN DE ACCIDENTES AERONÁUTICOS.

UNIDAD DE MEDIDA: ADIESTRAMIENTO **META:** 5

RESPONSABLE/EJECUTOR: DIRECCION GENERAL PARA LA PREVENCION E INVESTIGACION DE ACCIDENTES AERONAUTICOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660021003 CAPACITACIÓN Y ADIESTRAMIENTO EN EL MANEJO DE TÉCNICAS DE PREVENCIÓN E INVESTIGACIÓN DE ACCIDENTES AERONÁUTICOS.

UNIDAD DE MEDIDA: ADIESTRAMIENTO **META:** 5

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**446.600**	**0**	**0**	**0**	**0**	**0**	**446.600**
403	10	00	00	Servicios profesionales y técnicos	406.000	0	0	0	0	0	406.000
403	10	07	00	Servicios de capacitación y adiestramiento	406.000	0	0	0	0	0	406.000
403	18	00	00	Impuestos indirectos	40.600	0	0	0	0	0	40.600
403	18	01	00	Impuesto al valor agregado	40.600	0	0	0	0	0	40.600
				Totales	**446.600**	**0**	**0**	**0**	**0**	**0**	**446.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118692 660021000 OPTIMIZACIÓN DE LAS TÉCNICAS DE PREVENCIÓN E INVESTIGACIÓN DE ACCIDENTES AERONÁUTICOS.

OBJETIVO DEL PROYECTO: ADIESTRAR, CAPACITAR Y ACTUALIZAR AL PERSONAL QUE SE DESEMPEÑA EN LA DIRECCIÓN GENERAL PARA LA PREVENCIÓN E INVESTIGACIÓN DE ACCIDENTES AERONÁUTICOS.

UNIDAD DE MEDIDA: ADIESTRAMIENTO **META:** 5

RESPONSABLE/EJECUTOR: DIRECCION GENERAL PARA LA PREVENCION E INVESTIGACION DE ACCIDENTES AERONAUTICOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660021004 ADECUACIÓN DE EQUIPOS E IMPLEMENTOS, SISTEMAS Y TÉCNICAS PARA LA PREVENCIÓN E INVESTIGACIÓN DE ACCIDENTES AERONÁUTICOS

UNIDAD DE MEDIDA: EQUIPO **META:** 17

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**96.851**	**0**	**0**	**0**	**0**	**0**	**96.851**
403	18	00	00	Impuestos indirectos	96.851	0	0	0	0	0	96.851
403	18	01	00	Impuesto al valor agregado	96.851	0	0	0	0	0	96.851
404	**00**	**00**	**00**	**Activos reales**	**807.090**	**0**	**0**	**0**	**0**	**0**	**807.090**
404	99	00	00	Otros activos reales	807.090	0	0	0	0	0	807.090
404	99	01	00	Otros activos reales	807.090	0	0	0	0	0	807.090
				Totales	**903.941**	**0**	**0**	**0**	**0**	**0**	**903.941**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118342 660022000 ADQUISICIÓN DE EQUIPOS TECNOLÓGICOS Y COMUNICACIONALES EN EL MINISTERIO.

OBJETIVO DEL PROYECTO: DOTAR DE EQUIPOS COMUNICACIONALES, DE COMPUTACIÓN, IMPRESIÓN Y REPRODUCCIÓN, DE TECNOLOGÍA AVANZADA, PARA OPTIMIZAR LA PRESTACIÓN DEL SERVICIO EN LAS DEPENDENCIAS DEL MPPTAA.

UNIDAD DE MEDIDA: EQUIPO **META:** 55

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGIA DE SISTEMAS DE INFORMACION **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**354.000**	**0**	**0**	**0**	**0**	**0**	**354.000**
403	10	00	00	Servicios profesionales y técnicos	180.000	0	0	0	0	0	180.000
403	10	07	00	Servicios de capacitación y adiestramiento	180.000	0	0	0	0	0	180.000
403	18	00	00	Impuestos indirectos	174.000	0	0	0	0	0	174.000
403	18	01	00	Impuesto al valor agregado	174.000	0	0	0	0	0	174.000
404	**00**	**00**	**00**	**Activos reales**	**1.300.000**	**0**	**0**	**0**	**0**	**0**	**1.300.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	800.000	0	0	0	0	0	800.000
404	09	02	00	Equipos de computación	800.000	0	0	0	0	0	800.000
404	12	00	00	Activos intangibles	500.000	0	0	0	0	0	500.000
404	12	04	00	Paquetes y programas de computación	500.000	0	0	0	0	0	500.000
				Totales	**1.654.000**	**0**	**0**	**0**	**0**	**0**	**1.654.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118342 660022000 ADQUISICIÓN DE EQUIPOS TECNOLÓGICOS Y COMUNICACIONALES EN EL MINISTERIO.

OBJETIVO DEL PROYECTO: DOTAR DE EQUIPOS COMUNICACIONALES, DE COMPUTACIÓN, IMPRESIÓN Y REPRODUCCIÓN, DE TECNOLOGÍA AVANZADA, PARA OPTIMIZAR LA PRESTACIÓN DEL SERVICIO EN LAS DEPENDENCIAS DEL MPPTAA.

UNIDAD DE MEDIDA: EQUIPO **META:** 55

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGIA DE SISTEMAS DE INFORMACION **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118342 660022000 ADQUISICIÓN DE EQUIPOS TECNOLÓGICOS Y COMUNICACIONALES EN EL MINISTERIO.

OBJETIVO DEL PROYECTO: DOTAR DE EQUIPOS COMUNICACIONALES, DE COMPUTACIÓN, IMPRESIÓN Y REPRODUCCIÓN, DE TECNOLOGÍA AVANZADA, PARA OPTIMIZAR LA PRESTACIÓN DEL SERVICIO EN LAS DEPENDENCIAS DEL MPPTAA.

UNIDAD DE MEDIDA: EQUIPO **META:** 55

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGIA DE SISTEMAS DE INFORMACION **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660022004 CAPACITACIÓN Y ADIESTRAMIENTO EN EL MANEJO DE EQUIPOS, SISTEMAS, IMPLEMENTOS Y PROGRAMAS TECNOLÓGICOS DE COMPUTACIÓN Y COMUNICACIÓN

UNIDAD DE MEDIDA: CURSO **META:** 5

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**198.000**	0	0	0	0	0	**198.000**
403	10	00	00	Servicios profesionales y técnicos	180.000	0	0	0	0	0	180.000
403	10	07	00	Servicios de capacitación y adiestramiento	180.000	0	0	0	0	0	180.000
403	18	00	00	Impuestos indirectos	18.000	0	0	0	0	0	18.000
403	18	01	00	Impuesto al valor agregado	18.000	0	0	0	0	0	18.000
				Totales	**198.000**	0	0	0	0	0	**198.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118342 660022000 ADQUISICIÓN DE EQUIPOS TECNOLÓGICOS Y COMUNICACIONALES EN EL MINISTERIO.

OBJETIVO DEL PROYECTO: DOTAR DE EQUIPOS COMUNICACIONALES, DE COMPUTACIÓN, IMPRESIÓN Y REPRODUCCIÓN, DE TECNOLOGÍA AVANZADA, PARA OPTIMIZAR LA PRESTACIÓN DEL SERVICIO EN LAS DEPENDENCIAS DEL MPPTAA.

UNIDAD DE MEDIDA: EQUIPO **META:** 55

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGIA DE SISTEMAS DE INFORMACION **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660022005 ADQUISICIÓN E IMPLEMENTACIÓN DE EQUIPOS TECNOLÓGICOS Y COMUNICACIONALES

UNIDAD DE MEDIDA: EQUIPO **META:** 55

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**96.000**	**0**	**0**	**0**	**0**	0	**96.000**
403	18	00	00	Impuestos indirectos	96.000	0	0	0	0	0	96.000
403	18	01	00	Impuesto al valor agregado	96.000	0	0	0	0	0	96.000
404	**00**	**00**	**00**	**Activos reales**	**800.000**	**0**	**0**	**0**	**0**	0	**800.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	800.000	0	0	0	0	0	800.000
404	09	02	00	Equipos de computación	800.000	0	0	0	0	0	800.000
				Totales	**896.000**	**0**	**0**	**0**	**0**	0	**896.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118342 660022000 ADQUISICIÓN DE EQUIPOS TECNOLÓGICOS Y COMUNICACIONALES EN EL MINISTERIO.

OBJETIVO DEL PROYECTO: DOTAR DE EQUIPOS COMUNICACIONALES, DE COMPUTACIÓN, IMPRESIÓN Y REPRODUCCIÓN, DE TECNOLOGÍA AVANZADA, PARA OPTIMIZAR LA PRESTACIÓN DEL SERVICIO EN LAS DEPENDENCIAS DEL MPPTAA.

UNIDAD DE MEDIDA: EQUIPO **META:** 55

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGIA DE SISTEMAS DE INFORMACION **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660022006 ADQUISICIÓN E INSTALACIÓN DE SOFTWARE

UNIDAD DE MEDIDA: SOFTWARE **META:** 250

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**60.000**	**0**	**0**	**0**	**0**	**0**	**60.000**
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	0	60.000
404	**00**	**00**	**00**	**Activos reales**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
404	12	00	00	Activos intangibles	500.000	0	0	0	0	0	500.000
404	12	04	00	Paquetes y programas de computación	500.000	0	0	0	0	0	500.000
				Totales	**560.000**	**0**	**0**	**0**	**0**	**0**	**560.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118318 660023000 IMPLEMENTACIÓN DEL PLAN DE SEGURIDAD INSTITUCIONAL, HIGIENE Y ERGONOMÍA.

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA INTEGRAL, QUE PERMITA BRINDAR PROTECCIÓN Y SEGURIDAD INDUSTRIAL A LOS TRABAJADORES Y USUARIOS DEL MINISTERIO.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**346.294**	**0**	**0**	**0**	**0**	**0**	**346.294**
403	10	00	00	Servicios profesionales y técnicos	282.005	0	0	0	0	0	282.005
403	10	07	00	Servicios de capacitación y adiestramiento	282.005	0	0	0	0	0	282.005
403	18	00	00	Impuestos indirectos	64.289	0	0	0	0	0	64.289
403	18	01	00	Impuesto al valor agregado	64.289	0	0	0	0	0	64.289
404	**00**	**00**	**00**	**Activos reales**	**302.406**	**0**	**0**	**0**	**0**	**0**	**302.406**
404	12	00	00	Activos intangibles	302.406	0	0	0	0	0	302.406
404	12	04	00	Paquetes y programas de computación	302.406	0	0	0	0	0	302.406
				Totales	**648.700**	**0**	**0**	**0**	**0**	**0**	**648.700**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PROYECTO: 118318 660023000 IMPLEMENTACIÓN DEL PLAN DE SEGURIDAD INSTITUCIONAL, HIGIENE Y ERGONOMÍA.

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA INTEGRAL, QUE PERMITA BRINDAR PROTECCIÓN Y SEGURIDAD INDUSTRIAL A LOS TRABAJADORES Y USUARIOS DEL MINISTERIO.

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118318 660023000 IMPLEMENTACIÓN DEL PLAN DE SEGURIDAD INSTITUCIONAL, HIGIENE Y ERGONOMÍA.

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA INTEGRAL, QUE PERMITA BRINDAR PROTECCIÓN Y SEGURIDAD INDUSTRIAL A LOS TRABAJADORES Y USUARIOS DEL MINISTERIO.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660023004 DESARROLLO DE UN SISTEMA DE SEGURIDAD Y PROTECCIÓN INTEGRAL

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**36.289**	0	0	0	0	0	**36.289**
403	18	00	00	Impuestos indirectos	36.289	0	0	0	0	0	36.289
403	18	01	00	Impuesto al valor agregado	36.289	0	0	0	0	0	36.289
404	**00**	**00**	**00**	**Activos reales**	**302.406**	0	0	0	0	0	**302.406**
404	12	00	00	Activos intangibles	302.406	0	0	0	0	0	302.406
404	12	04	00	Paquetes y programas de computación	302.406	0	0	0	0	0	302.406
				Totales	**338.695**	0	0	0	0	0	**338.695**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118318 660023000 IMPLEMENTACIÓN DEL PLAN DE SEGURIDAD INSTITUCIONAL, HIGIENE Y ERGONOMÍA.

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA INTEGRAL, QUE PERMITA BRINDAR PROTECCIÓN Y SEGURIDAD INDUSTRIAL A LOS TRABAJADORES Y USUARIOS DEL MINISTERIO.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660023005 CAPACITACIÓN, ADIESTRAMIENTO EN EL MANEJO DE EQUIPOS, SISTEMA, IMPLEMENTOS Y PROGRAMAS DE PROTECCIÓN INTEGRAL

UNIDAD DE MEDIDA: CURSO **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**112.000**	**0**	**0**	**0**	**0**	**0**	**112.000**
403	10	00	00	Servicios profesionales y técnicos	102.000	0	0	0	0	0	102.000
403	10	07	00	Servicios de capacitación y adiestramiento	102.000	0	0	0	0	0	102.000
403	18	00	00	Impuestos indirectos	10.000	0	0	0	0	0	10.000
403	18	01	00	Impuesto al valor agregado	10.000	0	0	0	0	0	10.000
				Totales	**112.000**	**0**	**0**	**0**	**0**	**0**	**112.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118318 660023000 IMPLEMENTACIÓN DEL PLAN DE SEGURIDAD INSTITUCIONAL, HIGIENE Y ERGONOMÍA.

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA INTEGRAL, QUE PERMITA BRINDAR PROTECCIÓN Y SEGURIDAD INDUSTRIAL A LOS TRABAJADORES Y USUARIOS DEL MINISTERIO.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660023006 JORNADAS DE DIVULGACIÓN DE LOS PROGRAMAS DE SEGURIDAD Y PROTECCIÓN INTEGRAL EN EL MINISTERIO

UNIDAD DE MEDIDA: JORNADA **META:** 3

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**198.005**	**0**	**0**	**0**	**0**	**0**	**198.005**
403	10	00	00	Servicios profesionales y técnicos	180.005	0	0	0	0	0	180.005
403	10	07	00	Servicios de capacitación y adiestramiento	180.005	0	0	0	0	0	180.005
403	18	00	00	Impuestos indirectos	18.000	0	0	0	0	0	18.000
403	18	01	00	Impuesto al valor agregado	18.000	0	0	0	0	0	18.000
				Totales	**198.005**	**0**	**0**	**0**	**0**	**0**	**198.005**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118293 660024000 DESARROLLO DEL SISTEMA ESTADÍSTICO EN EL MINISTERIO.

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN SISTEMA ESTADÍSTICO, QUE INTEGRE EL REGISTRO DE DATOS DE LAS ACTIVIDADES DESARROLLADAS EN LOS SECTORES ACUÁTICO Y AÉREO.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACION, PRESUPUESTO Y ORGANIZACION **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**222.000**	**0**	**0**	**0**	**0**	**0**	**222.000**
403	10	00	00	Servicios profesionales y técnicos	180.000	0	0	0	0	0	180.000
403	10	07	00	Servicios de capacitación y adiestramiento	180.000	0	0	0	0	0	180.000
403	18	00	00	Impuestos indirectos	42.000	0	0	0	0	0	42.000
403	18	01	00	Impuesto al valor agregado	42.000	0	0	0	0	0	42.000
404	**00**	**00**	**00**	**Activos reales**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
404	12	00	00	Activos intangibles	200.000	0	0	0	0	0	200.000
404	12	04	00	Paquetes y programas de computación	200.000	0	0	0	0	0	200.000
				Totales	**422.000**	**0**	**0**	**0**	**0**	**0**	**422.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PROYECTO: 118293 660024000 DESARROLLO DEL SISTEMA ESTADÍSTICO EN EL MINISTERIO.

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN SISTEMA ESTADÍSTICO, QUE INTEGRE EL REGISTRO DE DATOS DE LAS ACTIVIDADES DESARROLLADAS EN LOS SECTORES ACUÁTICO Y AÉREO.

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACION, PRESUPUESTO Y ORGANIZACION

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118293 660024000 DESARROLLO DEL SISTEMA ESTADÍSTICO EN EL MINISTERIO.

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN SISTEMA ESTADÍSTICO, QUE INTEGRE EL REGISTRO DE DATOS DE LAS ACTIVIDADES DESARROLLADAS EN LOS SECTORES ACUÁTICO Y AÉREO.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACION, PRESUPUESTO Y ORGANIZACION **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660024003 IMPLEMENTACIÓN DEL SISTEMA INTEGRAL ESTADÍSTICO DE LOS SECTORES ACUÁTICO Y AÉREO

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**24.000**	**0**	**0**	**0**	**0**	**0**	**24.000**
403	18	00	00	Impuestos indirectos	24.000	0	0	0	0	0	24.000
403	18	01	00	Impuesto al valor agregado	24.000	0	0	0	0	0	24.000
404	**00**	**00**	**00**	**Activos reales**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
404	12	00	00	Activos intangibles	200.000	0	0	0	0	0	200.000
404	12	04	00	Paquetes y programas de computación	200.000	0	0	0	0	0	200.000
				Totales	**224.000**	**0**	**0**	**0**	**0**	**0**	**224.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PROYECTO: 118293 660024000 DESARROLLO DEL SISTEMA ESTADÍSTICO EN EL MINISTERIO.

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN SISTEMA ESTADÍSTICO, QUE INTEGRE EL REGISTRO DE DATOS DE LAS ACTIVIDADES DESARROLLADAS EN LOS SECTORES ACUÁTICO Y AÉREO.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACION, PRESUPUESTO Y ORGANIZACION **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660024004 CAPACITACIÓN Y ADIESTRAMIENTO ESTADÍSTICO EN EL AMBITO TEORICO, LEGAL Y PRACTICO

UNIDAD DE MEDIDA: CURSO **META:** 6

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**198.000**	**0**	**0**	**0**	**0**	0	**198.000**
403	10	00	00	Servicios profesionales y técnicos	180.000	0	0	0	0	0	180.000
403	10	07	00	Servicios de capacitación y adiestramiento	180.000	0	0	0	0	0	180.000
403	18	00	00	Impuestos indirectos	18.000	0	0	0	0	0	18.000
403	18	01	00	Impuesto al valor agregado	18.000	0	0	0	0	0	18.000
				Totales	**198.000**	**0**	**0**	**0**	**0**	0	**198.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PROYECTO: 118467 660025000 DESARROLLO DE UN SISTEMA AUTOMATIZADO DE SEGUIMIENTO Y CONTROL DE LOS PROYECTOS, PLANES, PROGRAMAS, OBRAS Y SERVICIOS, PARA EL MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO.

OBJETIVO DEL PROYECTO: SISTEMATIZAR LA INFORMACIÓN DE LAS DIRECCIONES DEL NIVEL CENTRAL Y SUS ENTES ADSCRITOS, EN EL SISTEMA DE SEGUIMIENTO Y CONTROL DE LOS PROGRAMAS, PROYECTOS, OBRAS Y SERVICIOS QUE EJECUTE EL MINISTERIO.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATEGICA DE SEGUIMIENTO Y EVALUACION DE POLITICAS PUBLICAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
403	10	00	00	Servicios profesionales y técnicos	160.000	0	0	0	0	0	160.000
403	10	07	00	Servicios de capacitación y adiestramiento	160.000	0	0	0	0	0	160.000
403	18	00	00	Impuestos indirectos	40.000	0	0	0	0	0	40.000
403	18	01	00	Impuesto al valor agregado	40.000	0	0	0	0	0	40.000
404	**00**	**00**	**00**	**Activos reales**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
404	12	00	00	Activos intangibles	200.000	0	0	0	0	0	200.000
404	12	04	00	Paquetes y programas de computación	200.000	0	0	0	0	0	200.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PROYECTO: 118467 660025000 DESARROLLO DE UN SISTEMA AUTOMATIZADO DE SEGUIMIENTO Y CONTROL DE LOS PROYECTOS, PLANES, PROGRAMAS, OBRAS Y SERVICIOS, PARA EL MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO.

OBJETIVO DEL PROYECTO: SISTEMATIZAR LA INFORMACIÓN DE LAS DIRECCIONES DEL NIVEL CENTRAL Y SUS ENTES ADSCRITOS, EN EL SISTEMA DE SEGUIMIENTO Y CONTROL DE LOS PROGRAMAS, PROYECTOS, OBRAS Y SERVICIOS QUE EJECUTE EL MINISTERIO.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATEGICA DE SEGUIMIENTO Y EVALUACION DE POLITICAS PUBLICAS **PRESUPUESTO:** **2013**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118467 660025000 DESARROLLO DE UN SISTEMA AUTOMATIZADO DE SEGUIMIENTO Y CONTROL DE LOS PROYECTOS, PLANES, PROGRAMAS, OBRAS Y SERVICIOS, PARA EL MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO.

OBJETIVO DEL PROYECTO: SISTEMATIZAR LA INFORMACIÓN DE LAS DIRECCIONES DEL NIVEL CENTRAL Y SUS ENTES ADSCRITOS, EN EL SISTEMA DE SEGUIMIENTO Y CONTROL DE LOS PROGRAMAS, PROYECTOS, OBRAS Y SERVICIOS QUE EJECUTE EL MINISTERIO.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATEGICA DE SEGUIMIENTO Y EVALUACION DE POLITICAS PUBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660025001 IMPLANTAR UN SISTEMA DE SEGUIMIENTO Y CONTROL DE LOS PROYECTOS, PROGRAMAS, OBRAS Y SERVICIOS DEL MINISTERIO (I ETAPA)

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**24.000**	**0**	**0**	**0**	**0**	0	**24.000**
403	18	00	00	Impuestos indirectos	24.000	0	0	0	0	0	24.000
403	18	01	00	Impuesto al valor agregado	24.000	0	0	0	0	0	24.000
404	**00**	**00**	**00**	**Activos reales**	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**
404	12	00	00	Activos intangibles	200.000	0	0	0	0	0	200.000
404	12	04	00	Paquetes y programas de computación	200.000	0	0	0	0	0	200.000
				Totales	**224.000**	**0**	**0**	**0**	**0**	0	**224.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118467 660025000 DESARROLLO DE UN SISTEMA AUTOMATIZADO DE SEGUIMIENTO Y CONTROL DE LOS PROYECTOS, PLANES, PROGRAMAS, OBRAS Y SERVICIOS, PARA EL MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO.

OBJETIVO DEL PROYECTO: SISTEMATIZAR LA INFORMACIÓN DE LAS DIRECCIONES DEL NIVEL CENTRAL Y SUS ENTES ADSCRITOS, EN EL SISTEMA DE SEGUIMIENTO Y CONTROL DE LOS PROGRAMAS, PROYECTOS, OBRAS Y SERVICIOS QUE EJECUTE EL MINISTERIO.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATEGICA DE SEGUIMIENTO Y EVALUACION DE POLITICAS PUBLICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660025002 CAPACITACION Y ADIESTRAMIENTO A LOS TRABAJADORES EN EL AMBITO DE SEGUIMIENTO Y CONTROL

UNIDAD DE MEDIDA: CURSO **META:** 10

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**176.000**	**0**	**0**	**0**	**0**	0	**176.000**
403	10	00	00	Servicios profesionales y técnicos	160.000	0	0	0	0	0	160.000
403	10	07	00	Servicios de capacitación y adiestramiento	160.000	0	0	0	0	0	160.000
403	18	00	00	Impuestos indirectos	16.000	0	0	0	0	0	16.000
403	18	01	00	Impuesto al valor agregado	16.000	0	0	0	0	0	16.000
				Totales	**176.000**	**0**	**0**	**0**	**0**	0	**176.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118375 660026000 ADQUISICIÓN Y REPARACIÓN DE FLOTA AUTOMOTRIZ EN EL MINISTERIO.

OBJETIVO DEL PROYECTO: CONTAR CON UN PARQUE AUTOMOTOR EN EXCELENTES CONDICIONES PARA BRINDAR TRANSPORTE SEGURO.

UNIDAD DE MEDIDA: VEHÍCULO **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**
402	06	00	00	Productos químicos y derivados	400.000	0	0	0	0	0	400.000
402	06	06	00	Combustibles y lubricantes	400.000	0	0	0	0	0	400.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.488.786**	**0**	**0**	**0**	**0**	**0**	**1.488.786**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.060.000	0	0	0	0	0	1.060.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.060.000	0	0	0	0	0	1.060.000
403	18	00	00	Impuestos indirectos	428.786	0	0	0	0	0	428.786
403	18	01	00	Impuesto al valor agregado	428.786	0	0	0	0	0	428.786
404	**00**	**00**	**00**	**Activos reales**	**2.113.220**	**0**	**0**	**0**	**0**	**0**	**2.113.220**
404	04	00	00	Equipos de transporte, tracción y elevación	2.113.220	0	0	0	0	0	2.113.220
404	04	01	00	Vehículos automotores terrestres	2.113.220	0	0	0	0	0	2.113.220
				Totales	**4.002.006**	**0**	**0**	**0**	**0**	**0**	**4.002.006**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118375 660026000 ADQUISICIÓN Y REPARACIÓN DE FLOTA AUTOMOTRIZ EN EL MINISTERIO.

OBJETIVO DEL PROYECTO: CONTAR CON UN PARQUE AUTOMOTOR EN EXCELENTES CONDICIONES PARA BRINDAR TRANSPORTE SEGURO.

UNIDAD DE MEDIDA: VEHÍCULO **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118375 660026000 ADQUISICIÓN Y REPARACIÓN DE FLOTA AUTOMOTRIZ EN EL MINISTERIO.

OBJETIVO DEL PROYECTO: CONTAR CON UN PARQUE AUTOMOTOR EN EXCELENTES CONDICIONES PARA BRINDAR TRANSPORTE SEGURO.

UNIDAD DE MEDIDA: VEHÍCULO **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660026003 ADQUISICIÓN DE VEHICULOS AUTOMOTORES

UNIDAD DE MEDIDA: VEHÍCULO **META:** 6

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**253.586**	**0**	**0**	**0**	**0**	**0**	**253.586**
403	18	00	00	Impuestos indirectos	253.586	0	0	0	0	0	253.586
403	18	01	00	Impuesto al valor agregado	253.586	0	0	0	0	0	253.586
404	**00**	**00**	**00**	**Activos reales**	**2.113.220**	**0**	**0**	**0**	**0**	**0**	**2.113.220**
404	04	00	00	Equipos de transporte, tracción y elevación	2.113.220	0	0	0	0	0	2.113.220
404	04	01	00	Vehículos automotores terrestres	2.113.220	0	0	0	0	0	2.113.220
				Totales	**2.366.806**	**0**	**0**	**0**	**0**	**0**	**2.366.806**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118375 660026000 ADQUISICIÓN Y REPARACIÓN DE FLOTA AUTOMOTRIZ EN EL MINISTERIO.

OBJETIVO DEL PROYECTO: CONTAR CON UN PARQUE AUTOMOTOR EN EXCELENTES CONDICIONES PARA BRINDAR TRANSPORTE SEGURO.

UNIDAD DE MEDIDA: VEHÍCULO **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660026004 REPARACIÓN DEL PARQUE AUTOMOTOR

UNIDAD DE MEDIDA: VEHÍCULO **META:** 6

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**
402	06	00	00	Productos químicos y derivados	400.000	0	0	0	0	0	400.000
402	06	06	00	Combustibles y lubricantes	400.000	0	0	0	0	0	400.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.235.200**	**0**	**0**	**0**	**0**	**0**	**1.235.200**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.060.000	0	0	0	0	0	1.060.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.060.000	0	0	0	0	0	1.060.000
403	18	00	00	Impuestos indirectos	175.200	0	0	0	0	0	175.200
403	18	01	00	Impuesto al valor agregado	175.200	0	0	0	0	0	175.200
				Totales	**1.635.200**	**0**	**0**	**0**	**0**	**0**	**1.635.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118899 660027000 DESARROLLO DE UN PLAN DE PREVENCIÓN E INVESTIGACIÓN DE ACCIDENTES ACUÁTICOS A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: ADECUAR, CAPACITAR Y DOTAR AL PERSONAL QUE SE DESEMPEÑA EN LA DIRECCIÓN GENERAL PARA LA PREVENCIÓN E INVESTIGACIÓN DE ACCIDENTES ACUÁTICOS.

UNIDAD DE MEDIDA: ADIESTRAMIENTO **META:** 7

RESPONSABLE/EJECUTOR: DIRECCION GENERAL PARA LA PREVENCION E INVESTIGACION DE ACCIDENTES ACUATICOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**543.451**	**0**	**0**	**0**	**0**	**0**	**543.451**
403	10	00	00	Servicios profesionales y técnicos	406.000	0	0	0	0	0	406.000
403	10	07	00	Servicios de capacitación y adiestramiento	406.000	0	0	0	0	0	406.000
403	18	00	00	Impuestos indirectos	137.451	0	0	0	0	0	137.451
403	18	01	00	Impuesto al valor agregado	137.451	0	0	0	0	0	137.451
404	**00**	**00**	**00**	**Activos reales**	**807.090**	**0**	**0**	**0**	**0**	**0**	**807.090**
404	99	00	00	Otros activos reales	807.090	0	0	0	0	0	807.090
404	99	01	00	Otros activos reales	807.090	0	0	0	0	0	807.090
				Totales	**1.350.541**	**0**	**0**	**0**	**0**	**0**	**1.350.541**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118899 660027000 DESARROLLO DE UN PLAN DE PREVENCIÓN E INVESTIGACIÓN DE ACCIDENTES ACUÁTICOS A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: ADECUAR, CAPACITAR Y DOTAR AL PERSONAL QUE SE DESEMPEÑA EN LA DIRECCIÓN GENERAL PARA LA PREVENCIÓN E INVESTIGACIÓN DE ACCIDENTES ACUÁTICOS.

UNIDAD DE MEDIDA: ADIESTRAMIENTO **META:** 7

RESPONSABLE/EJECUTOR: DIRECCION GENERAL PARA LA PREVENCION E INVESTIGACION DE ACCIDENTES ACUATICOS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118899 660027000 DESARROLLO DE UN PLAN DE PREVENCIÓN E INVESTIGACIÓN DE ACCIDENTES ACUÁTICOS A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: ADECUAR, CAPACITAR Y DOTAR AL PERSONAL QUE SE DESEMPEÑA EN LA DIRECCIÓN GENERAL PARA LA PREVENCIÓN E INVESTIGACIÓN DE ACCIDENTES ACUÁTICOS.

UNIDAD DE MEDIDA: ADIESTRAMIENTO **META:** 7

RESPONSABLE/EJECUTOR: DIRECCION GENERAL PARA LA PREVENCION E INVESTIGACION DE ACCIDENTES ACUATICOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660027004 ADECUACIÓN DE SISTEMAS, TÉCNICAS, EQUIPOS E IMPLEMENTOS PARA LA PREVENCIÓN E INVESTIGACIÓN DE ACCIDENTES ACUÁTICOS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**96.851**	**0**	**0**	**0**	**0**	0	**96.851**
403	18	00	00	Impuestos indirectos	96.851	0	0	0	0	0	96.851
403	18	01	00	Impuesto al valor agregado	96.851	0	0	0	0	0	96.851
404	**00**	**00**	**00**	**Activos reales**	**807.090**	**0**	**0**	**0**	**0**	0	**807.090**
404	99	00	00	Otros activos reales	807.090	0	0	0	0	0	807.090
404	99	01	00	Otros activos reales	807.090	0	0	0	0	0	807.090
				Totales	**903.941**	**0**	**0**	**0**	**0**	0	**903.941**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118899 660027000 DESARROLLO DE UN PLAN DE PREVENCIÓN E INVESTIGACIÓN DE ACCIDENTES ACUÁTICOS A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: ADECUAR, CAPACITAR Y DOTAR AL PERSONAL QUE SE DESEMPEÑA EN LA DIRECCIÓN GENERAL PARA LA PREVENCIÓN E INVESTIGACIÓN DE ACCIDENTES ACUÁTICOS.

UNIDAD DE MEDIDA: ADIESTRAMIENTO **META:** 7

RESPONSABLE/EJECUTOR: DIRECCION GENERAL PARA LA PREVENCION E INVESTIGACION DE ACCIDENTES ACUATICOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660027005 CAPACITACIÓN PARA LA PREVENCIÓN E INVESTIGACIÓN DE ACCIDENTES ACUÁTICOS

UNIDAD DE MEDIDA: ADIESTRAMIENTO **META:** 7

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**446.600**	**0**	**0**	**0**	**0**	**0**	**446.600**
403	10	00	00	Servicios profesionales y técnicos	406.000	0	0	0	0	0	406.000
403	10	07	00	Servicios de capacitación y adiestramiento	406.000	0	0	0	0	0	406.000
403	18	00	00	Impuestos indirectos	40.600	0	0	0	0	0	40.600
403	18	01	00	Impuesto al valor agregado	40.600	0	0	0	0	0	40.600
				Totales	**446.600**	**0**	**0**	**0**	**0**	**0**	**446.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118511 660028000 ACTIVACIÓN E IMPULSO DEL CONSEJO AERONÁUTICO NACIONAL.

OBJETIVO DEL PROYECTO: CONCERTAR COMPROMISOS Y ESFUERZOS CON EL SECTOR AERONÁUTICO NACIONAL E INTERNACIONAL, PARA GARANTIZAR LA EJECUCIÓN ESTRATÉGICA Y OPERACIONAL DE LAS ACTIVIDADES RELACIONADAS CON LA PRESTACIÓN DEL SERVICIO AÉREO PARA EL FORTALECIMIENTO Y DESARROLLO DE LA AERONÁUTICA NACIONAL.

UNIDAD DE MEDIDA: POLÍTICA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE PLANIFICACION DE TRANSPORTE AEREO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**650.400**	**0**	**0**	**0**	**0**	**0**	**650.400**
403	10	00	00	Servicios profesionales y técnicos	580.000	0	0	0	0	0	580.000
403	10	07	00	Servicios de capacitación y adiestramiento	180.000	0	0	0	0	0	180.000
403	10	99	00	Otros servicios profesionales y técnicos	400.000	0	0	0	0	0	400.000
403	18	00	00	Impuestos indirectos	70.400	0	0	0	0	0	70.400
403	18	01	00	Impuesto al valor agregado	70.400	0	0	0	0	0	70.400
404	**00**	**00**	**00**	**Activos reales**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
404	12	00	00	Activos intangibles	300.000	0	0	0	0	0	300.000
404	12	05	00	Estudios y proyectos	300.000	0	0	0	0	0	300.000
				Totales	**950.400**	**0**	**0**	**0**	**0**	**0**	**950.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118511 660028000 ACTIVACIÓN E IMPULSO DEL CONSEJO AERONÁUTICO NACIONAL.

OBJETIVO DEL PROYECTO: CONCERTAR COMPROMISOS Y ESFUERZOS CON EL SECTOR AERONÁUTICO NACIONAL E INTERNACIONAL, PARA GARANTIZAR LA EJECUCIÓN ESTRATÉGICA Y OPERACIONAL DE LAS ACTIVIDADES RELACIONADAS CON LA PRESTACIÓN DEL SERVICIO AÉREO PARA EL FORTALECIMIENTO Y DESARROLLO DE LA AERONÁUTICA NACIONAL.

UNIDAD DE MEDIDA: POLÍTICA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE PLANIFICACION DE TRANSPORTE AEREO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118511 660028000 ACTIVACIÓN E IMPULSO DEL CONSEJO AERONÁUTICO NACIONAL.

OBJETIVO DEL PROYECTO: CONCERTAR COMPROMISOS Y ESFUERZOS CON EL SECTOR AERONÁUTICO NACIONAL E INTERNACIONAL, PARA GARANTIZAR LA EJECUCIÓN ESTRATÉGICA Y OPERACIONAL DE LAS ACTIVIDADES RELACIONADAS CON LA PRESTACIÓN DEL SERVICIO AÉREO PARA EL FORTALECIMIENTO Y DESARROLLO DE LA AERONÁUTICA NACIONAL.

UNIDAD DE MEDIDA: POLÍTICA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE PLANIFICACION DE TRANSPORTE AEREO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660028005 INVESTIGACIÓN Y TRANSFERENCIA DE NUEVAS TECNOLOGÍAS EN LAS ACTIVIDADES AERONÁUTICAS

UNIDAD DE MEDIDA: TECNOLOGÍA **META:** 3

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**24.000**	0	0	0	0	0	**24.000**
403	18	00	00	Impuestos indirectos	24.000	0	0	0	0	0	24.000
403	18	01	00	Impuesto al valor agregado	24.000	0	0	0	0	0	24.000
404	**00**	**00**	**00**	**Activos reales**	**300.000**	0	0	0	0	0	**300.000**
404	12	00	00	Activos intangibles	300.000	0	0	0	0	0	300.000
404	12	05	00	Estudios y proyectos	300.000	0	0	0	0	0	300.000
				Totales	**324.000**	0	0	0	0	0	**324.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118511 660028000 ACTIVACIÓN E IMPULSO DEL CONSEJO AERONÁUTICO NACIONAL.

OBJETIVO DEL PROYECTO: CONCERTAR COMPROMISOS Y ESFUERZOS CON EL SECTOR AERONÁUTICO NACIONAL E INTERNACIONAL, PARA GARANTIZAR LA EJECUCIÓN ESTRATÉGICA Y OPERACIONAL DE LAS ACTIVIDADES RELACIONADAS CON LA PRESTACIÓN DEL SERVICIO AÉREO PARA EL FORTALECIMIENTO Y DESARROLLO DE LA AERONÁUTICA NACIONAL.

UNIDAD DE MEDIDA: POLÍTICA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE PLANIFICACION DE TRANSPORTE AEREO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660028006 FORMULACIÓN DE PROPUESTAS DE INSTRUMENTOS NORMATIVOS INTERINSTITUCIONALES

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**216.000**	**0**	**0**	**0**	**0**	**0**	**216.000**
403	10	00	00	Servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	16.000	0	0	0	0	0	16.000
403	18	01	00	Impuesto al valor agregado	16.000	0	0	0	0	0	16.000
				Totales	**216.000**	**0**	**0**	**0**	**0**	**0**	**216.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118511 660028000 ACTIVACIÓN E IMPULSO DEL CONSEJO AERONÁUTICO NACIONAL.

OBJETIVO DEL PROYECTO: CONCERTAR COMPROMISOS Y ESFUERZOS CON EL SECTOR AERONÁUTICO NACIONAL E INTERNACIONAL, PARA GARANTIZAR LA EJECUCIÓN ESTRATÉGICA Y OPERACIONAL DE LAS ACTIVIDADES RELACIONADAS CON LA PRESTACIÓN DEL SERVICIO AÉREO PARA EL FORTALECIMIENTO Y DESARROLLO DE LA AERONÁUTICA NACIONAL.

UNIDAD DE MEDIDA: POLÍTICA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE PLANIFICACION DE TRANSPORTE AEREO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660028007 IMPLEMENTACIÓN DE PLANES INTEGRALES DE EDUCACIÓN EN AERONÁUTICA CIVIL

UNIDAD DE MEDIDA: CURSO **META:** 17

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**216.000**	**0**	**0**	**0**	**0**	**0**	**216.000**
403	10	00	00	Servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	16.000	0	0	0	0	0	16.000
403	18	01	00	Impuesto al valor agregado	16.000	0	0	0	0	0	16.000
				Totales	**216.000**	**0**	**0**	**0**	**0**	**0**	**216.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118511 660028000 ACTIVACIÓN E IMPULSO DEL CONSEJO AERONÁUTICO NACIONAL.

OBJETIVO DEL PROYECTO: CONCERTAR COMPROMISOS Y ESFUERZOS CON EL SECTOR AERONÁUTICO NACIONAL E INTERNACIONAL, PARA GARANTIZAR LA EJECUCIÓN ESTRATÉGICA Y OPERACIONAL DE LAS ACTIVIDADES RELACIONADAS CON LA PRESTACIÓN DEL SERVICIO AÉREO PARA EL FORTALECIMIENTO Y DESARROLLO DE LA AERONÁUTICA NACIONAL.

UNIDAD DE MEDIDA: POLÍTICA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE PLANIFICACION DE TRANSPORTE AEREO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660028008 FORMULACIÓN DE POLÍTICAS AERONÁUTICAS PARA EL DESARROLLO DEL TRANSPORTE AÉREO

UNIDAD DE MEDIDA: POLÍTICA **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**194.400**	**0**	**0**	**0**	**0**	**0**	**194.400**
403	10	00	00	Servicios profesionales y técnicos	180.000	0	0	0	0	0	180.000
403	10	07	00	Servicios de capacitación y adiestramiento	180.000	0	0	0	0	0	180.000
403	18	00	00	Impuestos indirectos	14.400	0	0	0	0	0	14.400
403	18	01	00	Impuesto al valor agregado	14.400	0	0	0	0	0	14.400
				Totales	**194.400**	**0**	**0**	**0**	**0**	**0**	**194.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118727 660029000 EVALUACIÓN Y ANÁLISIS DE CONSTRUCCIÓN DEL SECTOR AÉREO.

OBJETIVO DEL PROYECTO: ELABORAR LOS ESTUDIOS, PROYECTOS, PLANES Y OBRAS A LOS FINES DE MANTENER EN ÓPTIMAS CONDICIONES LA INFRAESTRUCTURA AÉREA.

UNIDAD DE MEDIDA: ESTUDIO **META:** 15

RESPONSABLE/EJECUTOR: DIRECCION GENERAL ANALISIS DE PROYECTOS DE INFRAESTRUCTURA DE LOS SECTORES ACUATICO Y AEREO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**744.000**	**0**	**0**	**0**	**0**	**0**	**744.000**
403	18	00	00	Impuestos indirectos	744.000	0	0	0	0	0	744.000
403	18	01	00	Impuesto al valor agregado	744.000	0	0	0	0	0	744.000
404	**00**	**00**	**00**	**Activos reales**	**9.300.000**	**0**	**0**	**0**	**0**	**0**	**9.300.000**
404	12	00	00	Activos intangibles	9.300.000	0	0	0	0	0	9.300.000
404	12	05	00	Estudios y proyectos	9.300.000	0	0	0	0	0	9.300.000
				Totales	**10.044.000**	**0**	**0**	**0**	**0**	**0**	**10.044.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PROYECTO: 118727 660029000 EVALUACIÓN Y ANÁLISIS DE CONSTRUCCIÓN DEL SECTOR AÉREO.

OBJETIVO DEL PROYECTO: ELABORAR LOS ESTUDIOS, PROYECTOS, PLANES Y OBRAS A LOS FINES DE MANTENER EN ÓPTIMAS CONDICIONES LA INFRAESTRUCTURA AÉREA.

UNIDAD DE MEDIDA: ESTUDIO

META: 15

RESPONSABLE/EJECUTOR: DIRECCION GENERAL ANALISIS DE PROYECTOS DE INFRAESTRUCTURA DE LOS SECTORES ACUATICO Y AEREO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118727 660029000 EVALUACIÓN Y ANÁLISIS DE CONSTRUCCIÓN DEL SECTOR AÉREO.

OBJETIVO DEL PROYECTO: ELABORAR LOS ESTUDIOS, PROYECTOS, PLANES Y OBRAS A LOS FINES DE MANTENER EN ÓPTIMAS CONDICIONES LA INFRAESTRUCTURA AÉREA.

UNIDAD DE MEDIDA: ESTUDIO **META:** 15

RESPONSABLE/EJECUTOR: DIRECCION GENERAL ANALISIS DE PROYECTOS DE INFRAESTRUCTURA DE LOS SECTORES ACUATICO Y AEREO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660029004 ELABORACIÓN DE ESTUDIOS DEL SECTOR AÉREO

UNIDAD DE MEDIDA: ESTUDIO **META:** 15

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**448.000**	**0**	**0**	**0**	**0**	**0**	**448.000**
403	18	00	00	Impuestos indirectos	448.000	0	0	0	0	0	448.000
403	18	01	00	Impuesto al valor agregado	448.000	0	0	0	0	0	448.000
404	**00**	**00**	**00**	**Activos reales**	**5.600.000**	**0**	**0**	**0**	**0**	**0**	**5.600.000**
404	12	00	00	Activos intangibles	5.600.000	0	0	0	0	0	5.600.000
404	12	05	00	Estudios y proyectos	5.600.000	0	0	0	0	0	5.600.000
				Totales	**6.048.000**	**0**	**0**	**0**	**0**	**0**	**6.048.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118727 660029000 EVALUACIÓN Y ANÁLISIS DE CONSTRUCCIÓN DEL SECTOR AÉREO.

OBJETIVO DEL PROYECTO: ELABORAR LOS ESTUDIOS, PROYECTOS, PLANES Y OBRAS A LOS FINES DE MANTENER EN ÓPTIMAS CONDICIONES LA INFRAESTRUCTURA AÉREA.

UNIDAD DE MEDIDA: ESTUDIO **META:** 15

RESPONSABLE/EJECUTOR: DIRECCION GENERAL ANALISIS DE PROYECTOS DE INFRAESTRUCTURA DE LOS SECTORES ACUATICO Y AEREO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660029005 ANÁLISIS Y EVALUACIÓN DE PROYECTOS DE CONSTRUCCIÓN DE INFRAESTRUCTURA DEL SECTOR AÉREO

UNIDAD DE MEDIDA: ANÁLISIS **META:** 7

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**216.000**	**0**	**0**	**0**	**0**	**0**	**216.000**
403	18	00	00	Impuestos indirectos	216.000	0	0	0	0	0	216.000
403	18	01	00	Impuesto al valor agregado	216.000	0	0	0	0	0	216.000
404	**00**	**00**	**00**	**Activos reales**	**2.700.000**	**0**	**0**	**0**	**0**	**0**	**2.700.000**
404	12	00	00	Activos intangibles	2.700.000	0	0	0	0	0	2.700.000
404	12	05	00	Estudios y proyectos	2.700.000	0	0	0	0	0	2.700.000
				Totales	**2.916.000**	**0**	**0**	**0**	**0**	**0**	**2.916.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118727 660029000 EVALUACIÓN Y ANÁLISIS DE CONSTRUCCIÓN DEL SECTOR AÉREO.

OBJETIVO DEL PROYECTO: ELABORAR LOS ESTUDIOS, PROYECTOS, PLANES Y OBRAS A LOS FINES DE MANTENER EN ÓPTIMAS CONDICIONES LA INFRAESTRUCTURA AÉREA.

UNIDAD DE MEDIDA: ESTUDIO **META:** 15

RESPONSABLE/EJECUTOR: DIRECCION GENERAL ANALISIS DE PROYECTOS DE INFRAESTRUCTURA DE LOS SECTORES ACUATICO Y AEREO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660029006 ANÁLISIS Y EVALUACIÓN DE PROYECTOS DE EQUIPAMIENTO DE INSTALACIONES DEL SECTOR AÉREO

UNIDAD DE MEDIDA: ANÁLISIS **META:** 8

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**80.000**	**0**	**0**	**0**	**0**	**0**	**80.000**
403	18	00	00	Impuestos indirectos	80.000	0	0	0	0	0	80.000
403	18	01	00	Impuesto al valor agregado	80.000	0	0	0	0	0	80.000
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
404	12	00	00	Activos intangibles	1.000.000	0	0	0	0	0	1.000.000
404	12	05	00	Estudios y proyectos	1.000.000	0	0	0	0	0	1.000.000
				Totales	**1.080.000**	**0**	**0**	**0**	**0**	**0**	**1.080.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118711 660030000 EVALUACIÓN Y DIAGNÓSTICO DEL SISTEMA DE TRANSPORTE ACUÁTICO EN EL EJE ORINOCO-APURE Y SU CONEXIÓN EN EL ÁMBITO NACIONAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN DE ESTUDIOS Y PROYECTOS DE LA INFRAESTRUCTURA ACUÁTICA PARA OPTIMIZAR LAS EXISTENTES E INCREMENTAR EN EL TERRITORIO A NIVEL NACIONAL, LAS QUE SEAN REQUERIDAS, A LOS FINES DE SATISFACER LAS NECESIDADES DE LA POBLACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 21

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE PLANIFICACION Y GESTION DE TRANSPORTE ACUATICO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**450.600**	**0**	**0**	**0**	**0**	**0**	**450.600**
403	10	00	00	Servicios profesionales y técnicos	206.000	0	0	0	0	0	206.000
403	10	07	00	Servicios de capacitación y adiestramiento	206.000	0	0	0	0	0	206.000
403	18	00	00	Impuestos indirectos	244.600	0	0	0	0	0	244.600
403	18	01	00	Impuesto al valor agregado	244.600	0	0	0	0	0	244.600
404	**00**	**00**	**00**	**Activos reales**	**2.800.000**	**0**	**0**	**0**	**0**	**0**	**2.800.000**
404	12	00	00	Activos intangibles	2.800.000	0	0	0	0	0	2.800.000
404	12	05	00	Estudios y proyectos	2.800.000	0	0	0	0	0	2.800.000
				Totales	**3.250.600**	**0**	**0**	**0**	**0**	**0**	**3.250.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118711 660030000 EVALUACIÓN Y DIAGNÓSTICO DEL SISTEMA DE TRANSPORTE ACUÁTICO EN EL EJE ORINOCO-APURE Y SU CONEXIÓN EN EL ÁMBITO NACIONAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN DE ESTUDIOS Y PROYECTOS DE LA INFRAESTRUCTURA ACUÁTICA PARA OPTIMIZAR LAS EXISTENTES E INCREMENTAR EN EL TERRITORIO A NIVEL NACIONAL, LAS QUE SEAN REQUERIDAS, A LOS FINES DE SATISFACER LAS NECESIDADES DE LA POBLACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 21

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE PLANIFICACION Y GESTION DE TRANSPORTE ACUATICO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PROYECTO: 118711 660030000 EVALUACIÓN Y DIAGNÓSTICO DEL SISTEMA DE TRANSPORTE ACUÁTICO EN EL EJE ORINOCO-APURE Y SU CONEXIÓN EN EL ÁMBITO NACIONAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN DE ESTUDIOS Y PROYECTOS DE LA INFRAESTRUCTURA ACUÁTICA PARA OPTIMIZAR LAS EXISTENTES E INCREMENTAR EN EL TERRITORIO A NIVEL NACIONAL, LAS QUE SEAN REQUERIDAS, A LOS FINES DE SATISFACER LAS NECESIDADES DE LA POBLACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 21

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE PLANIFICACION Y GESTION DE TRANSPORTE ACUATICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660030006 SUPERVISAR LOS ESTUDIOS DE FACTIBILIDAD DE IMPACTO AMBIENTAL Y NAVEGACIÓN FLUVIAL (CARGA Y PASAJEROS) FASE I (SAN FERNANDO DE APURE-CABRUTA) FASE II (PUERTO AYACUCHO-SAN FERNANDO DE ATABAPO)

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**48.000**	**0**	**0**	**0**	**0**	0	**48.000**
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
404	**00**	**00**	**00**	**Activos reales**	**600.000**	**0**	**0**	**0**	**0**	0	**600.000**
404	12	00	00	Activos intangibles	600.000	0	0	0	0	0	600.000
404	12	05	00	Estudios y proyectos	600.000	0	0	0	0	0	600.000
				Totales	**648.000**	**0**	**0**	**0**	**0**	0	**648.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118711 660030000 EVALUACIÓN Y DIAGNÓSTICO DEL SISTEMA DE TRANSPORTE ACUÁTICO EN EL EJE ORINOCO-APURE Y SU CONEXIÓN EN EL ÁMBITO NACIONAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN DE ESTUDIOS Y PROYECTOS DE LA INFRAESTRUCTURA ACUÁTICA PARA OPTIMIZAR LAS EXISTENTES E INCREMENTAR EN EL TERRITORIO A NIVEL NACIONAL, LAS QUE SEAN REQUERIDAS, A LOS FINES DE SATISFACER LAS NECESIDADES DE LA POBLACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 21

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE PLANIFICACION Y GESTION DE TRANSPORTE ACUATICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660030007 INSPECCIONAR LA ELABORACIÓN DE ESTUDIOS DE FACTIBILIDAD PARA LA CONSTRUCCIÓN DE INTERPUERTOS EN EL EJE NORTE LLANERO

UNIDAD DE MEDIDA: INFORME **META:** 9

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**48.000**	**0**	**0**	**0**	**0**	**0**	**48.000**
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
404	**00**	**00**	**00**	**Activos reales**	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**
404	12	00	00	Activos intangibles	600.000	0	0	0	0	0	600.000
404	12	05	00	Estudios y proyectos	600.000	0	0	0	0	0	600.000
				Totales	**648.000**	**0**	**0**	**0**	**0**	**0**	**648.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118711 660030000 EVALUACIÓN Y DIAGNÓSTICO DEL SISTEMA DE TRANSPORTE ACUÁTICO EN EL EJE ORINOCO-APURE Y SU CONEXIÓN EN EL ÁMBITO NACIONAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN DE ESTUDIOS Y PROYECTOS DE LA INFRAESTRUCTURA ACUÁTICA PARA OPTIMIZAR LAS EXISTENTES E INCREMENTAR EN EL TERRITORIO A NIVEL NACIONAL, LAS QUE SEAN REQUERIDAS, A LOS FINES DE SATISFACER LAS NECESIDADES DE LA POBLACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 21

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE PLANIFICACION Y GESTION DE TRANSPORTE ACUATICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660030008 CONTROLAR Y SUPERVISAR LA ELABORACIÓN DE LOS ESTUDIOS DE FACTIBILIDAD DE NUEVAS RUTAS FLUVIALES DE SAN FERNANDO DE APURE A PUERTO NAVAY

UNIDAD DE MEDIDA: INFORME **META:** 5

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**48.000**	**0**	**0**	**0**	**0**	**0**	**48.000**
403	18	00	00	Impuestos indirectos	48.000	0	0	0	0	0	48.000
403	18	01	00	Impuesto al valor agregado	48.000	0	0	0	0	0	48.000
404	**00**	**00**	**00**	**Activos reales**	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**
404	12	00	00	Activos intangibles	600.000	0	0	0	0	0	600.000
404	12	05	00	Estudios y proyectos	600.000	0	0	0	0	0	600.000
				Totales	**648.000**	**0**	**0**	**0**	**0**	**0**	**648.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118711 660030000 EVALUACIÓN Y DIAGNÓSTICO DEL SISTEMA DE TRANSPORTE ACUÁTICO EN EL EJE ORINOCO-APURE Y SU CONEXIÓN EN EL ÁMBITO NACIONAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN DE ESTUDIOS Y PROYECTOS DE LA INFRAESTRUCTURA ACUÁTICA PARA OPTIMIZAR LAS EXISTENTES E INCREMENTAR EN EL TERRITORIO A NIVEL NACIONAL, LAS QUE SEAN REQUERIDAS, A LOS FINES DE SATISFACER LAS NECESIDADES DE LA POBLACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 21

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE PLANIFICACION Y GESTION DE TRANSPORTE ACUATICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660030009 CONTROLAR Y SUPERVISAR LA ELABORACIÓN DE LOS ESTUDIOS DE FACTIBILIDAD DE NUEVAS RUTAS FLUVIALES DE SAN FERNANDO DE ATABAPO, BRAZO CASIQUIARE Y LA ESMERALDA

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**80.000**	0	0	0	0	0	**80.000**
403	18	00	00	Impuestos indirectos	80.000	0	0	0	0	0	80.000
403	18	01	00	Impuesto al valor agregado	80.000	0	0	0	0	0	80.000
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	0	0	0	0	0	**1.000.000**
404	12	00	00	Activos intangibles	1.000.000	0	0	0	0	0	1.000.000
404	12	05	00	Estudios y proyectos	1.000.000	0	0	0	0	0	1.000.000
				Totales	**1.080.000**	0	0	0	0	0	**1.080.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118711 660030000 EVALUACIÓN Y DIAGNÓSTICO DEL SISTEMA DE TRANSPORTE ACUÁTICO EN EL EJE ORINOCO-APURE Y SU CONEXIÓN EN EL ÁMBITO NACIONAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN DE ESTUDIOS Y PROYECTOS DE LA INFRAESTRUCTURA ACUÁTICA PARA OPTIMIZAR LAS EXISTENTES E INCREMENTAR EN EL TERRITORIO A NIVEL NACIONAL, LAS QUE SEAN REQUERIDAS, A LOS FINES DE SATISFACER LAS NECESIDADES DE LA POBLACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 21

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE PLANIFICACION Y GESTION DE TRANSPORTE ACUATICO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660030010 CAPACITACIÓN DEL PERSONAL EN NUEVAS TÉCNICAS Y HERRAMIENTAS PARA LA ELABORACIÓN DE ESTUDIOS Y PROYECTOS

UNIDAD DE MEDIDA: CURSO **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**226.600**	**0**	**0**	**0**	**0**	**0**	**226.600**
403	10	00	00	Servicios profesionales y técnicos	206.000	0	0	0	0	0	206.000
403	10	07	00	Servicios de capacitación y adiestramiento	206.000	0	0	0	0	0	206.000
403	18	00	00	Impuestos indirectos	20.600	0	0	0	0	0	20.600
403	18	01	00	Impuesto al valor agregado	20.600	0	0	0	0	0	20.600
				Totales	**226.600**	**0**	**0**	**0**	**0**	**0**	**226.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118698 660031000 EVALUACIÓN Y ANÁLISIS DE CONSTRUCCIONES DEL SECTOR ACUÁTICO.

OBJETIVO DEL PROYECTO: ELABORAR LOS ESTUDIOS, PROYECTOS, PLANES Y OBRAS A LOS FINES DE MANTENER EN ÓPTIMAS CONDICIONES LA INFRAESTRUCTURA AÉREA.

UNIDAD DE MEDIDA: ESTUDIO **META:** 15

RESPONSABLE/EJECUTOR: DIRECCION GENERAL ANALISIS DE PROYECTOS DE INFRAESTRUCTURA DE LOS SECTORES ACUATICO Y AEREO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**222.444**	**0**	**0**	**0**	**0**	**0**	**222.444**
403	18	00	00	Impuestos indirectos	222.444	0	0	0	0	0	222.444
403	18	01	00	Impuesto al valor agregado	222.444	0	0	0	0	0	222.444
404	**00**	**00**	**00**	**Activos reales**	**2.780.556**	**0**	**0**	**0**	**0**	**0**	**2.780.556**
404	12	00	00	Activos intangibles	2.780.556	0	0	0	0	0	2.780.556
404	12	05	00	Estudios y proyectos	2.780.556	0	0	0	0	0	2.780.556
				Totales	**3.003.000**	**0**	**0**	**0**	**0**	**0**	**3.003.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118698 660031000 EVALUACIÓN Y ANÁLISIS DE CONSTRUCCIONES DEL SECTOR ACUÁTICO.

OBJETIVO DEL PROYECTO: ELABORAR LOS ESTUDIOS, PROYECTOS, PLANES Y OBRAS A LOS FINES DE MANTENER EN ÓPTIMAS CONDICIONES LA INFRAESTRUCTURA AÉREA.

UNIDAD DE MEDIDA: ESTUDIO **META:** 15

RESPONSABLE/EJECUTOR: DIRECCION GENERAL ANALISIS DE PROYECTOS DE INFRAESTRUCTURA DE LOS SECTORES ACUATICO Y AEREO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118698 660031000 EVALUACIÓN Y ANÁLISIS DE CONSTRUCCIONES DEL SECTOR ACUÁTICO.

OBJETIVO DEL PROYECTO: ELABORAR LOS ESTUDIOS, PROYECTOS, PLANES Y OBRAS A LOS FINES DE MANTENER EN ÓPTIMAS CONDICIONES LA INFRAESTRUCTURA AÉREA.

UNIDAD DE MEDIDA: ESTUDIO **META:** 15

RESPONSABLE/EJECUTOR: DIRECCION GENERAL ANALISIS DE PROYECTOS DE INFRAESTRUCTURA DE LOS SECTORES ACUATICO Y AEREO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660031004 ELABORACIÓN DE ESTUDIOS DEL SECTOR ACUÁTICO

UNIDAD DE MEDIDA: ESTUDIO **META:** 15

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**80.099**	**0**	**0**	**0**	**0**	**0**	**80.099**
403	18	00	00	Impuestos indirectos	80.099	0	0	0	0	0	80.099
403	18	01	00	Impuesto al valor agregado	80.099	0	0	0	0	0	80.099
404	**00**	**00**	**00**	**Activos reales**	**1.001.238**	**0**	**0**	**0**	**0**	**0**	**1.001.238**
404	12	00	00	Activos intangibles	1.001.238	0	0	0	0	0	1.001.238
404	12	05	00	Estudios y proyectos	1.001.238	0	0	0	0	0	1.001.238
				Totales	**1.081.337**	**0**	**0**	**0**	**0**	**0**	**1.081.337**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118698 660031000 EVALUACIÓN Y ANÁLISIS DE CONSTRUCCIONES DEL SECTOR ACUÁTICO.

OBJETIVO DEL PROYECTO: ELABORAR LOS ESTUDIOS, PROYECTOS, PLANES Y OBRAS A LOS FINES DE MANTENER EN ÓPTIMAS CONDICIONES LA INFRAESTRUCTURA AÉREA.

UNIDAD DE MEDIDA: ESTUDIO **META:** 15

RESPONSABLE/EJECUTOR: DIRECCION GENERAL ANALISIS DE PROYECTOS DE INFRAESTRUCTURA DE LOS SECTORES ACUATICO Y AEREO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660031005 ANÁLISIS Y EVALUACIÓN DE PROYECTOS DE CONSTRUCCIÓN DE INFRAESTRUCTURA DEL SECTOR ACUÁTICO

UNIDAD DE MEDIDA: ANÁLISIS **META:** 7

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**80.201**	**0**	**0**	**0**	**0**	**0**	**80.201**
403	18	00	00	Impuestos indirectos	80.201	0	0	0	0	0	80.201
403	18	01	00	Impuesto al valor agregado	80.201	0	0	0	0	0	80.201
404	**00**	**00**	**00**	**Activos reales**	**1.002.519**	**0**	**0**	**0**	**0**	**0**	**1.002.519**
404	12	00	00	Activos intangibles	1.002.519	0	0	0	0	0	1.002.519
404	12	05	00	Estudios y proyectos	1.002.519	0	0	0	0	0	1.002.519
				Totales	**1.082.720**	**0**	**0**	**0**	**0**	**0**	**1.082.720**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 118698 660031000 EVALUACIÓN Y ANÁLISIS DE CONSTRUCCIONES DEL SECTOR ACUÁTICO.

OBJETIVO DEL PROYECTO: ELABORAR LOS ESTUDIOS, PROYECTOS, PLANES Y OBRAS A LOS FINES DE MANTENER EN ÓPTIMAS CONDICIONES LA INFRAESTRUCTURA AÉREA.

UNIDAD DE MEDIDA: ESTUDIO **META:** 15

RESPONSABLE/EJECUTOR: DIRECCION GENERAL ANALISIS DE PROYECTOS DE INFRAESTRUCTURA DE LOS SECTORES ACUATICO Y AEREO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 660031006 ANÁLISIS Y EVALUACIÓN DE PROYECTOS DE EQUIPAMIENTO DE INSTALACIONES DEL SECTOR ACUÁTICO

UNIDAD DE MEDIDA: ANÁLISIS **META:** 8

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**62.144**	**0**	**0**	**0**	**0**	0	**62.144**
403	18	00	00	Impuestos indirectos	62.144	0	0	0	0	0	62.144
403	18	01	00	Impuesto al valor agregado	62.144	0	0	0	0	0	62.144
404	**00**	**00**	**00**	**Activos reales**	**776.799**	**0**	**0**	**0**	**0**	0	**776.799**
404	12	00	00	Activos intangibles	776.799	0	0	0	0	0	776.799
404	12	05	00	Estudios y proyectos	776.799	0	0	0	0	0	776.799
				Totales	**838.943**	**0**	**0**	**0**	**0**	0	**838.943**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 669999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS.

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.131.080.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**2.131.080.000**	**0**	**0**	**0**	**0**	**2.131.080.000**
407	03	00	00	Transferencias y donaciones de capital internas	0	2.131.080.000	0	0	0	0	2.131.080.000
407	03	03	00	Transferencias de capital internas al sector público	0	2.131.080.000	0	0	0	0	2.131.080.000
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	2.131.080.000	0	0	0	0	2.131.080.000
				Totales	**0**	**2.131.080.000**	**0**	**0**	**0**	**0**	**2.131.080.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PROYECTO: 669999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS.

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.131.080.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**2.131.080.000**	**0**	**0**	**0**	**0**	**2.131.080.000**
407	03	00	00	Transferencias y donaciones de capital internas	0	2.131.080.000	0	0	0	0	2.131.080.000
407	03	03	00	Transferencias de capital internas al sector público	0	2.131.080.000	0	0	0	0	2.131.080.000
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	2.131.080.000	0	0	0	0	2.131.080.000
				- A1209 Consorcio Venezolano de Industrias Aeronáuticas y Servicios Aéreos, S.A. (CONVIASA)	0	2.131.080.000	0	0	0	0	2.131.080.000
				Totales	**0**	**2.131.080.000**	**0**	**0**	**0**	**0**	**2.131.080.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO **PROYECTO:** 669999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS.

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.131.080.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 669999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CONSORCIO VENEZOLANO DE INDUSTRIAS AERONAUTICAS Y SERVICIOS AEREOS, S.A (CONVIASA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.131.080.000

RESPONSABLE/EJECUTOR: A1209 CONSORCIO VENEZOLANO DE INDUSTRIAS AERONAUTICAS Y SERVICIOS AEREOS S.A (CONVIASA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**2.131.080.000**	**0**	**0**	**0**	**0**	**2.131.080.000**
407	03	00	00	Transferencias y donaciones de capital internas	0	2.131.080.000	0	0	0	0	2.131.080.000
407	03	03	00	Transferencias de capital internas al sector público	0	2.131.080.000	0	0	0	0	2.131.080.000
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	2.131.080.000	0	0	0	0	2.131.080.000
				Totales	**0**	**2.131.080.000**	**0**	**0**	**0**	**0**	**2.131.080.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**497.492.963**	**0**	**0**	**0**	**0**	**0**	**497.492.963**
401	01	00	00	Sueldos, salarios y otras retribuciones	54.309.399	0	0	0	0	0	54.309.399
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	33.345.720	0	0	0	0	0	33.345.720
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	3.754.500	0	0	0	0	0	3.754.500
401	01	03	00	Suplencias a empleados	1.209.274	0	0	0	0	0	1.209.274
401	01	08	00	Sueldo al personal en trámite de nombramiento	1.511.712	0	0	0	0	0	1.511.712
401	01	09	00	Remuneraciones al personal en período de disponibilidad	21.921	0	0	0	0	0	21.921
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.925.584	0	0	0	0	0	3.925.584
401	01	12	00	Salarios a obreros en puestos no permanentes	2.152.800	0	0	0	0	0	2.152.800
401	01	13	00	Suplencias a obreros	6.193	0	0	0	0	0	6.193
401	01	18	00	Remuneraciones al personal contratado	5.382.000	0	0	0	0	0	5.382.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.056.116	0	0	0	0	0	1.056.116
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.943.579	0	0	0	0	0	1.943.579
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	14.535.250	0	0	0	0	0	14.535.250
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	13.236.000	0	0	0	0	0	13.236.000
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	3.250	0	0	0	0	0	3.250
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.296.000	0	0	0	0	0	1.296.000
401	03	00	00	Primas	51.144.282	0	0	0	0	0	51.144.282
401	03	02	00	Primas de transporte a empleados	6.618.000	0	0	0	0	0	6.618.000
401	03	03	00	Primas por hogar a empleados	5.294.400	0	0	0	0	0	5.294.400
401	03	04	00	Primas por hijos a empleados	7.941.600	0	0	0	0	0	7.941.600
401	03	08	00	Primas de profesionalización a empleados	6.092.478	0	0	0	0	0	6.092.478
401	03	09	00	Primas por antigüedad a empleados	12.887.935	0	0	0	0	0	12.887.935
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.861.000	0	0	0	0	0	6.861.000
401	03	18	00	Primas por hogar a obreros	518.400	0	0	0	0	0	518.400
401	03	19	00	Primas por hijos de obreros	777.600	0	0	0	0	0	777.600
401	03	21	00	Primas por antigüedad a obreros	925.195	0	0	0	0	0	925.195
401	03	22	00	Primas de profesionalización a obreros	448.864	0	0	0	0	0	448.864
401	03	97	00	Otras primas a empleados	2.778.810	0	0	0	0	0	2.778.810
401	04	00	00	Complementos de sueldos y salarios	56.337.558	0	0	0	0	0	56.337.558
401	04	03	00	Complemento a empleados por gastos de alimentación	7.308.000	0	0	0	0	0	7.308.000
401	04	05	00	Complemento a empleados por gastos de representación	39.000	0	0	0	0	0	39.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	06	00	Complemento a empleados por comisión de servicios	54.600	0	0	0	0	0	54.600
401	04	08	00	Bono compensatorio de alimentación a empleados	28.209.225	0	0	0	0	0	28.209.225
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	204.836	0	0	0	0	0	204.836
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	179.014	0	0	0	0	0	179.014
401	04	16	00	Complemento a obreros por gastos de alimentación	648.000	0	0	0	0	0	648.000
401	04	17	00	Complemento a obreros por gastos de transporte	648.000	0	0	0	0	0	648.000
401	04	18	00	Bono compensatorio de alimentación a obreros	2.762.100	0	0	0	0	0	2.762.100
401	04	20	00	Complemento a obreros por días feriados	16.357	0	0	0	0	0	16.357
401	04	26	00	Bono compensatorio de alimentación al personal contratado	5.421.900	0	0	0	0	0	5.421.900
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.969.275	0	0	0	0	0	1.969.275
401	04	96	00	Otros complementos a empleados	3.461.390	0	0	0	0	0	3.461.390
401	04	97	00	Otros complementos a obreros	2.270.382	0	0	0	0	0	2.270.382
401	04	98	00	Otros complementos al personal contratado	3.145.479	0	0	0	0	0	3.145.479
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	44.798.565	0	0	0	0	0	44.798.565
401	05	01	00	Aguinaldos a empleados	22.056.771	0	0	0	0	0	22.056.771
401	05	03	00	Bono vacacional a empleados	10.012.148	0	0	0	0	0	10.012.148
401	05	04	00	Aguinaldos a obreros	913.317	0	0	0	0	0	913.317
401	05	06	00	Bono vacacional a obreros	1.435.450	0	0	0	0	0	1.435.450
401	05	07	00	Aguinaldos al personal contratado	4.853.570	0	0	0	0	0	4.853.570
401	05	08	00	Bono vacacional al personal contratado	1.925.283	0	0	0	0	0	1.925.283
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.493.710	0	0	0	0	0	2.493.710
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.108.316	0	0	0	0	0	1.108.316
401	06	00	00	Aportes patronales y legales	17.663.974	0	0	0	0	0	17.663.974
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.632.005	0	0	0	0	0	7.632.005
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.204.802	0	0	0	0	0	2.204.802
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.696.001	0	0	0	0	0	1.696.001
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.469.867	0	0	0	0	0	1.469.867
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	719.549	0	0	0	0	0	719.549
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	207.870	0	0	0	0	0	207.870
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	159.900	0	0	0	0	0	159.900
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	139.580	0	0	0	0	0	139.580
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.593.008	0	0	0	0	0	1.593.008

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	306.801	0	0	0	0	0	306.801
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.035.849	0	0	0	0	0	1.035.849
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	299.245	0	0	0	0	0	299.245
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	199.497	0	0	0	0	0	199.497
401	07	00	00	Asistencia socio-económica	201.773.882	0	0	0	0	0	201.773.882
401	07	01	00	Capacitación y adiestramiento a empleados	2.800.000	0	0	0	0	0	2.800.000
401	07	02	00	Becas a empleados	6.840.000	0	0	0	0	0	6.840.000
401	07	03	00	Ayudas por matrimonio a empleados	45.000	0	0	0	0	0	45.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	45.000	0	0	0	0	0	45.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	300.000	0	0	0	0	0	300.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.349.338	0	0	0	0	0	7.349.338
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	116.397.003	0	0	0	0	0	116.397.003
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.000.000	0	0	0	0	0	3.000.000
401	07	10	00	Dotación de uniformes a empleados	5.792.247	0	0	0	0	0	5.792.247
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.960.000	0	0	0	0	0	3.960.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.100.000	0	0	0	0	0	1.100.000
401	07	17	00	Capacitación y adiestramiento a obreros	700.000	0	0	0	0	0	700.000
401	07	18	00	Becas a obreros	912.000	0	0	0	0	0	912.000
401	07	19	00	Ayudas por matrimonio de obreros	15.000	0	0	0	0	0	15.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	15.000	0	0	0	0	0	15.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	300.000	0	0	0	0	0	300.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	692.899	0	0	0	0	0	692.899
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	11.622.508	0	0	0	0	0	11.622.508
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	400.000	0	0	0	0	0	400.000
401	07	26	00	Dotación de uniformes a obreros	972.000	0	0	0	0	0	972.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.320.000	0	0	0	0	0	1.320.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	200.000	0	0	0	0	0	200.000
401	07	33	00	Asistencia socio-económica al personal contratado	12.359.615	0	0	0	0	0	12.359.615
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	462.000	0	0	0	0	0	462.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	10.500	0	0	0	0	0	10.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	10.500	0	0	0	0	0	10.500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	997.484	0	0	0	0	0	997.484
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	8.353.788	0	0	0	0	0	8.353.788
401	07	96	00	Otras subvenciones a empleados	12.050.000	0	0	0	0	0	12.050.000
401	07	97	00	Otras subvenciones a obreros	2.752.000	0	0	0	0	0	2.752.000
401	08	00	00	Prestaciones sociales e indemnizaciones	32.176.743	0	0	0	0	0	32.176.743
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	22.056.771	0	0	0	0	0	22.056.771
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.553.545	0	0	0	0	0	1.553.545
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	4.853.570	0	0	0	0	0	4.853.570
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.712.857	0	0	0	0	0	3.712.857
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	18.655	0	0	0	0	0	18.655
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	18.655	0	0	0	0	0	18.655
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	19.314.095	0	0	0	0	0	19.314.095
401	96	00	00	Otros gastos del personal empleado	4.520.560	0	0	0	0	0	4.520.560
401	96	01	00	Otros gastos del personal empleado	4.520.560	0	0	0	0	0	4.520.560
401	97	00	00	Otros gastos del personal obrero	900.000	0	0	0	0	0	900.000
401	97	01	00	Otros gastos del personal obrero	900.000	0	0	0	0	0	900.000
403	**00**	**00**	**00**	**Servicios no personales**	**18.017.130**	**0**	**0**	**0**	**0**	**0**	**18.017.130**
403	10	00	00	Servicios profesionales y técnicos	5.100.000	0	0	0	0	0	5.100.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.100.000	0	0	0	0	0	5.100.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	9.285.000	0	0	0	0	0	9.285.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	9.285.000	0	0	0	0	0	9.285.000
403	18	00	00	Impuestos indirectos	2.481.255	0	0	0	0	0	2.481.255
403	18	01	00	Impuesto al valor agregado	2.481.255	0	0	0	0	0	2.481.255
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.150.875	0	0	0	0	0	1.150.875
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.150.875	0	0	0	0	0	1.150.875
				Totales	**515.510.093**	**0**	**0**	**0**	**0**	**0**	**515.510.093**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 660001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**497.492.963**	**0**	**0**	**0**	**0**	**0**	**497.492.963**
401	01	00	00	Sueldos, salarios y otras retribuciones	54.309.399	0	0	0	0	0	54.309.399
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	33.345.720	0	0	0	0	0	33.345.720
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	3.754.500	0	0	0	0	0	3.754.500
401	01	03	00	Suplencias a empleados	1.209.274	0	0	0	0	0	1.209.274
401	01	08	00	Sueldo al personal en trámite de nombramiento	1.511.712	0	0	0	0	0	1.511.712
401	01	09	00	Remuneraciones al personal en período de disponibilidad	21.921	0	0	0	0	0	21.921
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.925.584	0	0	0	0	0	3.925.584
401	01	12	00	Salarios a obreros en puestos no permanentes	2.152.800	0	0	0	0	0	2.152.800
401	01	13	00	Suplencias a obreros	6.193	0	0	0	0	0	6.193
401	01	18	00	Remuneraciones al personal contratado	5.382.000	0	0	0	0	0	5.382.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.056.116	0	0	0	0	0	1.056.116
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.943.579	0	0	0	0	0	1.943.579
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	14.535.250	0	0	0	0	0	14.535.250
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	13.236.000	0	0	0	0	0	13.236.000
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	3.250	0	0	0	0	0	3.250
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.296.000	0	0	0	0	0	1.296.000
401	03	00	00	Primas	51.144.282	0	0	0	0	0	51.144.282
401	03	02	00	Primas de transporte a empleados	6.618.000	0	0	0	0	0	6.618.000
401	03	03	00	Primas por hogar a empleados	5.294.400	0	0	0	0	0	5.294.400
401	03	04	00	Primas por hijos a empleados	7.941.600	0	0	0	0	0	7.941.600
401	03	08	00	Primas de profesionalización a empleados	6.092.478	0	0	0	0	0	6.092.478
401	03	09	00	Primas por antigüedad a empleados	12.887.935	0	0	0	0	0	12.887.935
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.861.000	0	0	0	0	0	6.861.000
401	03	18	00	Primas por hogar a obreros	518.400	0	0	0	0	0	518.400
401	03	19	00	Primas por hijos de obreros	777.600	0	0	0	0	0	777.600
401	03	21	00	Primas por antigüedad a obreros	925.195	0	0	0	0	0	925.195

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 660001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	22	00	Primas de profesionalización a obreros	448.864	0	0	0	0	0	448.864
401	03	97	00	Otras primas a empleados	2.778.810	0	0	0	0	0	2.778.810
401	04	00	00	Complementos de sueldos y salarios	56.337.558	0	0	0	0	0	56.337.558
401	04	03	00	Complemento a empleados por gastos de alimentación	7.308.000	0	0	0	0	0	7.308.000
401	04	05	00	Complemento a empleados por gastos de representación	39.000	0	0	0	0	0	39.000
401	04	06	00	Complemento a empleados por comisión de servicios	54.600	0	0	0	0	0	54.600
401	04	08	00	Bono compensatorio de alimentación a empleados	28.209.225	0	0	0	0	0	28.209.225
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	204.836	0	0	0	0	0	204.836
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	179.014	0	0	0	0	0	179.014
401	04	16	00	Complemento a obreros por gastos de alimentación	648.000	0	0	0	0	0	648.000
401	04	17	00	Complemento a obreros por gastos de transporte	648.000	0	0	0	0	0	648.000
401	04	18	00	Bono compensatorio de alimentación a obreros	2.762.100	0	0	0	0	0	2.762.100
401	04	20	00	Complemento a obreros por días feriados	16.357	0	0	0	0	0	16.357
401	04	26	00	Bono compensatorio de alimentación al personal contratado	5.421.900	0	0	0	0	0	5.421.900
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.969.275	0	0	0	0	0	1.969.275
401	04	96	00	Otros complementos a empleados	3.461.390	0	0	0	0	0	3.461.390
401	04	97	00	Otros complementos a obreros	2.270.382	0	0	0	0	0	2.270.382
401	04	98	00	Otros complementos al personal contratado	3.145.479	0	0	0	0	0	3.145.479
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	44.798.565	0	0	0	0	0	44.798.565
401	05	01	00	Aguinaldos a empleados	22.056.771	0	0	0	0	0	22.056.771
401	05	03	00	Bono vacacional a empleados	10.012.148	0	0	0	0	0	10.012.148
401	05	04	00	Aguinaldos a obreros	913.317	0	0	0	0	0	913.317
401	05	06	00	Bono vacacional a obreros	1.435.450	0	0	0	0	0	1.435.450
401	05	07	00	Aguinaldos al personal contratado	4.853.570	0	0	0	0	0	4.853.570
401	05	08	00	Bono vacacional al personal contratado	1.925.283	0	0	0	0	0	1.925.283
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.493.710	0	0	0	0	0	2.493.710
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.108.316	0	0	0	0	0	1.108.316
401	06	00	00	Aportes patronales y legales	17.663.974	0	0	0	0	0	17.663.974

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 660001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.632.005	0	0	0	0	0	7.632.005
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.204.802	0	0	0	0	0	2.204.802
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.696.001	0	0	0	0	0	1.696.001
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.469.867	0	0	0	0	0	1.469.867
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	719.549	0	0	0	0	0	719.549
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	207.870	0	0	0	0	0	207.870
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	159.900	0	0	0	0	0	159.900
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	139.580	0	0	0	0	0	139.580
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.593.008	0	0	0	0	0	1.593.008
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	306.801	0	0	0	0	0	306.801
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.035.849	0	0	0	0	0	1.035.849
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	299.245	0	0	0	0	0	299.245
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	199.497	0	0	0	0	0	199.497
401	07	00	00	Asistencia socio-económica	201.773.882	0	0	0	0	0	201.773.882
401	07	01	00	Capacitación y adiestramiento a empleados	2.800.000	0	0	0	0	0	2.800.000
401	07	02	00	Becas a empleados	6.840.000	0	0	0	0	0	6.840.000
401	07	03	00	Ayudas por matrimonio a empleados	45.000	0	0	0	0	0	45.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	45.000	0	0	0	0	0	45.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	300.000	0	0	0	0	0	300.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.349.338	0	0	0	0	0	7.349.338
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	116.397.003	0	0	0	0	0	116.397.003
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.000.000	0	0	0	0	0	3.000.000
401	07	10	00	Dotación de uniformes a empleados	5.792.247	0	0	0	0	0	5.792.247
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.960.000	0	0	0	0	0	3.960.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.100.000	0	0	0	0	0	1.100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 660001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	17	00	Capacitación y adiestramiento a obreros	700.000	0	0	0	0	0	700.000
401	07	18	00	Becas a obreros	912.000	0	0	0	0	0	912.000
401	07	19	00	Ayudas por matrimonio de obreros	15.000	0	0	0	0	0	15.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	15.000	0	0	0	0	0	15.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	300.000	0	0	0	0	0	300.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	692.899	0	0	0	0	0	692.899
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	11.622.508	0	0	0	0	0	11.622.508
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	400.000	0	0	0	0	0	400.000
401	07	26	00	Dotación de uniformes a obreros	972.000	0	0	0	0	0	972.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.320.000	0	0	0	0	0	1.320.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	200.000	0	0	0	0	0	200.000
401	07	33	00	Asistencia socio-económica al personal contratado	12.359.615	0	0	0	0	0	12.359.615
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	462.000	0	0	0	0	0	462.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	10.500	0	0	0	0	0	10.500
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	10.500	0	0	0	0	0	10.500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	997.484	0	0	0	0	0	997.484
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	8.353.788	0	0	0	0	0	8.353.788
401	07	96	00	Otras subvenciones a empleados	12.050.000	0	0	0	0	0	12.050.000
401	07	97	00	Otras subvenciones a obreros	2.752.000	0	0	0	0	0	2.752.000
401	08	00	00	Prestaciones sociales e indemnizaciones	32.176.743	0	0	0	0	0	32.176.743
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	22.056.771	0	0	0	0	0	22.056.771
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.553.545	0	0	0	0	0	1.553.545
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	4.853.570	0	0	0	0	0	4.853.570
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.712.857	0	0	0	0	0	3.712.857
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	18.655	0	0	0	0	0	18.655
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	18.655	0	0	0	0	0	18.655
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	19.314.095	0	0	0	0	0	19.314.095

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 660001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	96	00	00	Otros gastos del personal empleado	4.520.560	0	0	0	0	0	4.520.560
401	96	01	00	Otros gastos del personal empleado	4.520.560	0	0	0	0	0	4.520.560
401	97	00	00	Otros gastos del personal obrero	900.000	0	0	0	0	0	900.000
401	97	01	00	Otros gastos del personal obrero	900.000	0	0	0	0	0	900.000
403	**00**	**00**	**00**	**Servicios no personales**	**18.017.130**	**0**	**0**	**0**	**0**	**0**	**18.017.130**
403	10	00	00	Servicios profesionales y técnicos	5.100.000	0	0	0	0	0	5.100.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.100.000	0	0	0	0	0	5.100.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	9.285.000	0	0	0	0	0	9.285.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	9.285.000	0	0	0	0	0	9.285.000
403	18	00	00	Impuestos indirectos	2.481.255	0	0	0	0	0	2.481.255
403	18	01	00	Impuesto al valor agregado	2.481.255	0	0	0	0	0	2.481.255
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.150.875	0	0	0	0	0	1.150.875
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.150.875	0	0	0	0	0	1.150.875
				Totales	**515.510.093**	**0**	**0**	**0**	**0**	**0**	**515.510.093**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**47.570.110**	**0**	**0**	**0**	**0**	**0**	**47.570.110**
402	01	00	00	Productos alimenticios y agropecuarios	4.712.246	0	0	0	0	0	4.712.246
402	01	01	00	Alimentos y bebidas para personas	4.712.246	0	0	0	0	0	4.712.246
402	03	00	00	Textiles y vestuarios	401.000	0	0	0	0	0	401.000
402	03	01	00	Textiles	245.000	0	0	0	0	0	245.000
402	03	02	00	Prendas de vestir	156.000	0	0	0	0	0	156.000
402	04	00	00	Productos de cuero y caucho	630.000	0	0	0	0	0	630.000
402	04	03	00	Cauchos y tripas para vehículos	630.000	0	0	0	0	0	630.000
402	05	00	00	Productos de papel, cartón e impresos	3.799.232	0	0	0	0	0	3.799.232
402	05	01	00	Pulpa de madera, papel y cartón	608.611	0	0	0	0	0	608.611
402	05	02	00	Envases y cajas de papel y cartón	15.603	0	0	0	0	0	15.603
402	05	03	00	Productos de papel y cartón para oficina	1.183.019	0	0	0	0	0	1.183.019
402	05	04	00	Libros, revistas y periódicos	524.601	0	0	0	0	0	524.601
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.467.398	0	0	0	0	0	1.467.398
402	06	00	00	Productos químicos y derivados	3.103.457	0	0	0	0	0	3.103.457
402	06	03	00	Tintas, pinturas y colorantes	858.276	0	0	0	0	0	858.276
402	06	04	00	Productos farmacéuticos y medicamentos	2.000.000	0	0	0	0	0	2.000.000
402	06	06	00	Combustibles y lubricantes	12.245	0	0	0	0	0	12.245
402	06	08	00	Productos plásticos	232.936	0	0	0	0	0	232.936
402	07	00	00	Productos minerales no metálicos	16.500	0	0	0	0	0	16.500
402	07	04	00	Cemento, cal y yeso	16.500	0	0	0	0	0	16.500
402	08	00	00	Productos metálicos	318.370	0	0	0	0	0	318.370
402	08	02	00	Productos de metales no ferrosos	46.000	0	0	0	0	0	46.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	92.847	0	0	0	0	0	92.847
402	08	07	00	Material de señalamiento	139.750	0	0	0	0	0	139.750
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.383	0	0	0	0	0	15.383
402	08	10	00	Repuestos y accesorios para otros equipos	15.390	0	0	0	0	0	15.390
402	08	99	00	Otros productos metálicos	9.000	0	0	0	0	0	9.000
402	09	00	00	Productos de madera	15.600	0	0	0	0	0	15.600
402	09	01	00	Productos primarios de madera	15.600	0	0	0	0	0	15.600
402	10	00	00	Productos varios y útiles diversos	5.573.705	0	0	0	0	0	5.573.705
402	10	01	00	Artículos de deporte, recreación y juguetes	109.850	0	0	0	0	0	109.850
402	10	02	00	Materiales y útiles de limpieza y aseo	468.160	0	0	0	0	0	468.160

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	152.692	0	0	0	0	0	152.692
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.321.090	0	0	0	0	0	1.321.090
402	10	06	00	Condecoraciones, ofrendas y similares	177.500	0	0	0	0	0	177.500
402	10	07	00	Productos de seguridad en el trabajo	301.500	0	0	0	0	0	301.500
402	10	08	00	Materiales para equipos de computación	1.605.022	0	0	0	0	0	1.605.022
402	10	09	00	Especies timbradas y valores	28.800	0	0	0	0	0	28.800
402	10	11	00	Materiales eléctricos	114.876	0	0	0	0	0	114.876
402	10	12	00	Materiales para instalaciones sanitarias	127.715	0	0	0	0	0	127.715
402	10	13	00	Materiales fotográficos	166.500	0	0	0	0	0	166.500
402	10	99	00	Otros productos y útiles diversos	1.000.000	0	0	0	0	0	1.000.000
402	99	00	00	Otros materiales y suministros	29.000.000	0	0	0	0	0	29.000.000
402	99	01	00	Otros materiales y suministros	29.000.000	0	0	0	0	0	29.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**62.433.363**	**0**	**0**	**0**	**0**	**0**	**62.433.363**
403	02	00	00	Alquileres de maquinaria y equipos	764.173	0	0	0	0	0	764.173
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	764.173	0	0	0	0	0	764.173
403	04	00	00	Servicios básicos	4.823.565	0	0	0	0	0	4.823.565
403	04	01	00	Electricidad	2.043.750	0	0	0	0	0	2.043.750
403	04	03	00	Agua	918.775	0	0	0	0	0	918.775
403	04	04	00	Teléfonos	300.000	0	0	0	0	0	300.000
403	04	05	00	Servicio de comunicaciones	311.040	0	0	0	0	0	311.040
403	04	06	00	Servicio de aseo urbano y domiciliario	1.250.000	0	0	0	0	0	1.250.000
403	06	00	00	Servicios de transporte y almacenaje	78.680	0	0	0	0	0	78.680
403	06	01	00	Fletes y embalajes	78.680	0	0	0	0	0	78.680
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.523.520	0	0	0	0	0	6.523.520
403	07	01	00	Publicidad y propaganda	2.080.000	0	0	0	0	0	2.080.000
403	07	02	00	Imprenta y reproducción	1.972.400	0	0	0	0	0	1.972.400
403	07	03	00	Relaciones sociales	1.171.120	0	0	0	0	0	1.171.120
403	07	04	00	Avisos	1.300.000	0	0	0	0	0	1.300.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	191.280	0	0	0	0	0	191.280
403	08	01	00	Primas y gastos de seguros	188.280	0	0	0	0	0	188.280
403	08	02	00	Comisiones y gastos bancarios	3.000	0	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	5.504.528	0	0	0	0	0	5.504.528
403	09	01	00	Viáticos y pasajes dentro del país	2.840.000	0	0	0	0	0	2.840.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	2.664.528	0	0	0	0	0	2.664.528
403	10	00	00	Servicios profesionales y técnicos	4.038.500	0	0	0	0	0	4.038.500
403	10	01	00	Servicios jurídicos	900.000	0	0	0	0	0	900.000
403	10	02	00	Servicios de contabilidad y auditoría	96.000	0	0	0	0	0	96.000
403	10	03	00	Servicios de procesamiento de datos	200.000	0	0	0	0	0	200.000
403	10	08	00	Servicios presupuestarios	200.000	0	0	0	0	0	200.000
403	10	09	00	Servicios de lavandería y tintorería	80.000	0	0	0	0	0	80.000
403	10	99	00	Otros servicios profesionales y técnicos	2.562.500	0	0	0	0	0	2.562.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.789.364	0	0	0	0	0	2.789.364
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	984.964	0	0	0	0	0	984.964
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	560.000	0	0	0	0	0	560.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.244.400	0	0	0	0	0	1.244.400
403	12	00	00	Conservación y reparaciones menores de obras	418.600	0	0	0	0	0	418.600
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	418.600	0	0	0	0	0	418.600
403	18	00	00	Impuestos indirectos	7.301.153	0	0	0	0	0	7.301.153
403	18	01	00	Impuesto al valor agregado	7.301.153	0	0	0	0	0	7.301.153
403	99	00	00	Otros servicios no personales	30.000.000	0	0	0	0	0	30.000.000
403	99	01	00	Otros servicios no personales	30.000.000	0	0	0	0	0	30.000.000
404	**00**	**00**	**00**	**Activos reales**	**17.115.025**	**0**	**0**	**0**	**0**	**0**	**17.115.025**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	530.000	0	0	0	0	0	530.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	530.000	0	0	0	0	0	530.000
404	04	00	00	Equipos de transporte, tracción y elevación	10.508.025	0	0	0	0	0	10.508.025
404	04	99	00	Otros equipos de transporte, tracción y elevación	10.508.025	0	0	0	0	0	10.508.025
404	05	00	00	Equipos de comunicaciones y de señalamiento	202.500	0	0	0	0	0	202.500
404	05	01	00	Equipos de telecomunicaciones	202.500	0	0	0	0	0	202.500
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.000.000	0	0	0	0	0	3.000.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.000.000	0	0	0	0	0	3.000.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	599.000	0	0	0	0	0	599.000
404	07	01	00	Equipos científicos y de laboratorio	150.000	0	0	0	0	0	150.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	449.000	0	0	0	0	0	449.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.275.500	0	0	0	0	0	2.275.500
404	09	01	00	Mobiliario y equipos de oficina	1.024.000	0	0	0	0	0	1.024.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	1.251.500	0	0	0	0	0	1.251.500
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.678.485**	**0**	**0**	**0**	**0**	**0**	**12.678.485**
407	01	00	00	Transferencias y donaciones corrientes internas	12.678.485	0	0	0	0	0	12.678.485
407	01	02	00	Donaciones corrientes internas al sector privado	12.678.485	0	0	0	0	0	12.678.485
407	01	02	01	Donaciones corrientes a personas	12.678.485	0	0	0	0	0	12.678.485
411	**00**	**00**	**00**	**Disminución de pasivos**	**100.000.000**	**0**	**0**	**0**	**0**	**0**	**100.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	100.000.000	0	0	0	0	0	100.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	100.000.000	0	0	0	0	0	100.000.000
				Totales	**239.796.983**	**0**	**0**	**0**	**0**	**0**	**239.796.983**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 660002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**47.570.110**	**0**	**0**	**0**	**0**	**0**	**47.570.110**
402	01	00	00	Productos alimenticios y agropecuarios	4.712.246	0	0	0	0	0	4.712.246
402	01	01	00	Alimentos y bebidas para personas	4.712.246	0	0	0	0	0	4.712.246
402	03	00	00	Textiles y vestuarios	401.000	0	0	0	0	0	401.000
402	03	01	00	Textiles	245.000	0	0	0	0	0	245.000
402	03	02	00	Prendas de vestir	156.000	0	0	0	0	0	156.000
402	04	00	00	Productos de cuero y caucho	630.000	0	0	0	0	0	630.000
402	04	03	00	Cauchos y tripas para vehículos	630.000	0	0	0	0	0	630.000
402	05	00	00	Productos de papel, cartón e impresos	3.799.232	0	0	0	0	0	3.799.232
402	05	01	00	Pulpa de madera, papel y cartón	608.611	0	0	0	0	0	608.611
402	05	02	00	Envases y cajas de papel y cartón	15.603	0	0	0	0	0	15.603
402	05	03	00	Productos de papel y cartón para oficina	1.183.019	0	0	0	0	0	1.183.019
402	05	04	00	Libros, revistas y periódicos	524.601	0	0	0	0	0	524.601
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.467.398	0	0	0	0	0	1.467.398
402	06	00	00	Productos químicos y derivados	3.103.457	0	0	0	0	0	3.103.457
402	06	03	00	Tintas, pinturas y colorantes	858.276	0	0	0	0	0	858.276
402	06	04	00	Productos farmacéuticos y medicamentos	2.000.000	0	0	0	0	0	2.000.000
402	06	06	00	Combustibles y lubricantes	12.245	0	0	0	0	0	12.245
402	06	08	00	Productos plásticos	232.936	0	0	0	0	0	232.936
402	07	00	00	Productos minerales no metálicos	16.500	0	0	0	0	0	16.500
402	07	04	00	Cemento, cal y yeso	16.500	0	0	0	0	0	16.500
402	08	00	00	Productos metálicos	318.370	0	0	0	0	0	318.370
402	08	02	00	Productos de metales no ferrosos	46.000	0	0	0	0	0	46.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	92.847	0	0	0	0	0	92.847
402	08	07	00	Material de señalamiento	139.750	0	0	0	0	0	139.750
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.383	0	0	0	0	0	15.383
402	08	10	00	Repuestos y accesorios para otros equipos	15.390	0	0	0	0	0	15.390
402	08	99	00	Otros productos metálicos	9.000	0	0	0	0	0	9.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 660002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	00	00	Productos de madera	15.600	0	0	0	0	0	15.600
402	09	01	00	Productos primarios de madera	15.600	0	0	0	0	0	15.600
402	10	00	00	Productos varios y útiles diversos	5.573.705	0	0	0	0	0	5.573.705
402	10	01	00	Artículos de deporte, recreación y juguetes	109.850	0	0	0	0	0	109.850
402	10	02	00	Materiales y útiles de limpieza y aseo	468.160	0	0	0	0	0	468.160
402	10	03	00	Utensilios de cocina y comedor	152.692	0	0	0	0	0	152.692
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.321.090	0	0	0	0	0	1.321.090
402	10	06	00	Condecoraciones, ofrendas y similares	177.500	0	0	0	0	0	177.500
402	10	07	00	Productos de seguridad en el trabajo	301.500	0	0	0	0	0	301.500
402	10	08	00	Materiales para equipos de computación	1.605.022	0	0	0	0	0	1.605.022
402	10	09	00	Especies timbradas y valores	28.800	0	0	0	0	0	28.800
402	10	11	00	Materiales eléctricos	114.876	0	0	0	0	0	114.876
402	10	12	00	Materiales para instalaciones sanitarias	127.715	0	0	0	0	0	127.715
402	10	13	00	Materiales fotográficos	166.500	0	0	0	0	0	166.500
402	10	99	00	Otros productos y útiles diversos	1.000.000	0	0	0	0	0	1.000.000
402	99	00	00	Otros materiales y suministros	29.000.000	0	0	0	0	0	29.000.000
402	99	01	00	Otros materiales y suministros	29.000.000	0	0	0	0	0	29.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**62.433.363**	**0**	**0**	**0**	**0**	**0**	**62.433.363**
403	02	00	00	Alquileres de maquinaria y equipos	764.173	0	0	0	0	0	764.173
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	764.173	0	0	0	0	0	764.173
403	04	00	00	Servicios básicos	4.823.565	0	0	0	0	0	4.823.565
403	04	01	00	Electricidad	2.043.750	0	0	0	0	0	2.043.750
403	04	03	00	Agua	918.775	0	0	0	0	0	918.775
403	04	04	00	Teléfonos	300.000	0	0	0	0	0	300.000
403	04	05	00	Servicio de comunicaciones	311.040	0	0	0	0	0	311.040
403	04	06	00	Servicio de aseo urbano y domiciliario	1.250.000	0	0	0	0	0	1.250.000
403	06	00	00	Servicios de transporte y almacenaje	78.680	0	0	0	0	0	78.680
403	06	01	00	Fletes y embalajes	78.680	0	0	0	0	0	78.680

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 660002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.523.520	0	0	0	0	0	6.523.520
403	07	01	00	Publicidad y propaganda	2.080.000	0	0	0	0	0	2.080.000
403	07	02	00	Imprenta y reproducción	1.972.400	0	0	0	0	0	1.972.400
403	07	03	00	Relaciones sociales	1.171.120	0	0	0	0	0	1.171.120
403	07	04	00	Avisos	1.300.000	0	0	0	0	0	1.300.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	191.280	0	0	0	0	0	191.280
403	08	01	00	Primas y gastos de seguros	188.280	0	0	0	0	0	188.280
403	08	02	00	Comisiones y gastos bancarios	3.000	0	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	5.504.528	0	0	0	0	0	5.504.528
403	09	01	00	Viáticos y pasajes dentro del país	2.840.000	0	0	0	0	0	2.840.000
403	09	02	00	Viáticos y pasajes fuera del país	2.664.528	0	0	0	0	0	2.664.528
403	10	00	00	Servicios profesionales y técnicos	4.038.500	0	0	0	0	0	4.038.500
403	10	01	00	Servicios jurídicos	900.000	0	0	0	0	0	900.000
403	10	02	00	Servicios de contabilidad y auditoría	96.000	0	0	0	0	0	96.000
403	10	03	00	Servicios de procesamiento de datos	200.000	0	0	0	0	0	200.000
403	10	08	00	Servicios presupuestarios	200.000	0	0	0	0	0	200.000
403	10	09	00	Servicios de lavandería y tintorería	80.000	0	0	0	0	0	80.000
403	10	99	00	Otros servicios profesionales y técnicos	2.562.500	0	0	0	0	0	2.562.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.789.364	0	0	0	0	0	2.789.364
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	984.964	0	0	0	0	0	984.964
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	560.000	0	0	0	0	0	560.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.244.400	0	0	0	0	0	1.244.400
403	12	00	00	Conservación y reparaciones menores de obras	418.600	0	0	0	0	0	418.600
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	418.600	0	0	0	0	0	418.600
403	18	00	00	Impuestos indirectos	7.301.153	0	0	0	0	0	7.301.153
403	18	01	00	Impuesto al valor agregado	7.301.153	0	0	0	0	0	7.301.153
403	99	00	00	Otros servicios no personales	30.000.000	0	0	0	0	0	30.000.000
403	99	01	00	Otros servicios no personales	30.000.000	0	0	0	0	0	30.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 660002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**17.115.025**	**0**	**0**	**0**	**0**	**0**	**17.115.025**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	530.000	0	0	0	0	0	530.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	530.000	0	0	0	0	0	530.000
404	04	00	00	Equipos de transporte, tracción y elevación	10.508.025	0	0	0	0	0	10.508.025
404	04	99	00	Otros equipos de transporte, tracción y elevación	10.508.025	0	0	0	0	0	10.508.025
404	05	00	00	Equipos de comunicaciones y de señalamiento	202.500	0	0	0	0	0	202.500
404	05	01	00	Equipos de telecomunicaciones	202.500	0	0	0	0	0	202.500
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.000.000	0	0	0	0	0	3.000.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.000.000	0	0	0	0	0	3.000.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	599.000	0	0	0	0	0	599.000
404	07	01	00	Equipos científicos y de laboratorio	150.000	0	0	0	0	0	150.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	449.000	0	0	0	0	0	449.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.275.500	0	0	0	0	0	2.275.500
404	09	01	00	Mobiliario y equipos de oficina	1.024.000	0	0	0	0	0	1.024.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.251.500	0	0	0	0	0	1.251.500
411	**00**	**00**	**00**	**Disminución de pasivos**	**100.000.000**	**0**	**0**	**0**	**0**	**0**	**100.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	100.000.000	0	0	0	0	0	100.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	100.000.000	0	0	0	0	0	100.000.000
				Totales	**227.118.498**	**0**	**0**	**0**	**0**	**0**	**227.118.498**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 660002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.678.485**	**0**	**0**	**0**	**0**	**0**	**12.678.485**
407	01	00	00	Transferencias y donaciones corrientes internas	12.678.485	0	0	0	0	0	12.678.485
407	01	02	00	Donaciones corrientes internas al sector privado	12.678.485	0	0	0	0	0	12.678.485
407	01	02	01	Donaciones corrientes a personas	12.678.485	0	0	0	0	0	12.678.485
				Totales	**12.678.485**	**0**	**0**	**0**	**0**	**0**	**12.678.485**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**22.817.136**	**0**	**0**	**0**	**0**	**0**	**22.817.136**
407	01	00	00	Transferencias y donaciones corrientes internas	22.817.136	0	0	0	0	0	22.817.136
407	01	01	00	Transferencias corrientes internas al sector privado	22.817.136	0	0	0	0	0	22.817.136
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.926.480	0	0	0	0	0	1.926.480
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	4.160.628	0	0	0	0	0	4.160.628
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	819.650	0	0	0	0	0	819.650
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	907.920	0	0	0	0	0	907.920
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	2.881.100	0	0	0	0	0	2.881.100
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	3.112.850	0	0	0	0	0	3.112.850
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	234.000	0	0	0	0	0	234.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	6.248.908	0	0	0	0	0	6.248.908
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.525.600	0	0	0	0	0	2.525.600
				Totales	**22.817.136**	**0**	**0**	**0**	**0**	**0**	**22.817.136**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 660003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	00	00	00	Transferencias y donaciones	22.817.136	0	0	0	0	0	22.817.136
407	01	00	00	Transferencias y donaciones corrientes internas	22.817.136	0	0	0	0	0	22.817.136
407	01	01	00	Transferencias corrientes internas al sector privado	22.817.136	0	0	0	0	0	22.817.136
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.926.480	0	0	0	0	0	1.926.480
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	4.160.628	0	0	0	0	0	4.160.628
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	819.650	0	0	0	0	0	819.650
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	907.920	0	0	0	0	0	907.920
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	2.881.100	0	0	0	0	0	2.881.100
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	3.112.850	0	0	0	0	0	3.112.850
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	234.000	0	0	0	0	0	234.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	6.248.908	0	0	0	0	0	6.248.908
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.525.600	0	0	0	0	0	2.525.600
				Totales	**22.817.136**	**0**	**0**	**0**	**0**	**0**	**22.817.136**

67

Ministerio del Poder Popular para Transporte Terrestre

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**401.000.000**	**0**	**0**	**0**	**0**	**0**	**401.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	183.635.145	0	0	0	0	0	183.635.145
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	65.087.540	0	0	0	0	0	65.087.540
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	640.533	0	0	0	0	0	640.533
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	92.182.436	0	0	0	0	0	92.182.436
401	01	12	00	Salarios a obreros en puestos no permanentes	6.406.420	0	0	0	0	0	6.406.420
401	01	18	00	Remuneraciones al personal contratado	19.219.263	0	0	0	0	0	19.219.263
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.242	0	0	0	0	0	25.242
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	73.711	0	0	0	0	0	73.711
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	65.322.462	0	0	0	0	0	65.322.462
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	39.837.423	0	0	0	0	0	39.837.423
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	127.179	0	0	0	0	0	127.179
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	25.357.860	0	0	0	0	0	25.357.860
401	03	00	00	Primas	54.576.060	0	0	0	0	0	54.576.060
401	03	02	00	Primas de transporte a empleados	1.000.000	0	0	0	0	0	1.000.000
401	03	03	00	Primas por hogar a empleados	4.224.000	0	0	0	0	0	4.224.000
401	03	04	00	Primas por hijos a empleados	3.683.769	0	0	0	0	0	3.683.769
401	03	08	00	Primas de profesionalización a empleados	5.133.169	0	0	0	0	0	5.133.169
401	03	09	00	Primas por antigüedad a empleados	9.443.570	0	0	0	0	0	9.443.570
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	9.567.124	0	0	0	0	0	9.567.124
401	03	18	00	Primas por hogar a obreros	5.563.200	0	0	0	0	0	5.563.200
401	03	19	00	Primas por hijos de obreros	4.065.702	0	0	0	0	0	4.065.702
401	03	21	00	Primas por antigüedad a obreros	9.988.655	0	0	0	0	0	9.988.655
401	03	22	00	Primas de profesionalización a obreros	1.906.871	0	0	0	0	0	1.906.871
401	04	00	00	Complementos de sueldos y salarios	5.147.891	0	0	0	0	0	5.147.891
401	04	06	00	Complemento a empleados por comisión de servicios	358.891	0	0	0	0	0	358.891
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.000.000	0	0	0	0	0	1.000.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.000.000	0	0	0	0	0	1.000.000
401	04	16	00	Complemento a obreros por gastos de alimentación	250.000	0	0	0	0	0	250.000
401	04	17	00	Complemento a obreros por gastos de transporte	500.000	0	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	20	00	Complemento a obreros por días feriados	250.000	0	0	0	0	0	250.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	39.000	0	0	0	0	0	39.000
401	04	96	00	Otros complementos a empleados	250.000	0	0	0	0	0	250.000
401	04	97	00	Otros complementos a obreros	1.500.000	0	0	0	0	0	1.500.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.211.000	0	0	0	0	0	4.211.000
401	05	03	00	Bono vacacional a empleados	2.000.000	0	0	0	0	0	2.000.000
401	05	06	00	Bono vacacional a obreros	2.000.000	0	0	0	0	0	2.000.000
401	05	08	00	Bono vacacional al personal contratado	76.881	0	0	0	0	0	76.881
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	34.119	0	0	0	0	0	34.119
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	100.000	0	0	0	0	0	100.000
401	07	00	00	Asistencia socio-económica	88.107.442	0	0	0	0	0	88.107.442
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	35.600.000	0	0	0	0	0	35.600.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	5.192.924	0	0	0	0	0	5.192.924
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	30.900.000	0	0	0	0	0	30.900.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.192.924	0	0	0	0	0	5.192.924
401	07	33	00	Asistencia socio-económica al personal contratado	11.183.594	0	0	0	0	0	11.183.594
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	38.000	0	0	0	0	0	38.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.058.866**	**0**	**0**	**0**	**0**	**0**	**6.058.866**
402	01	00	00	Productos alimenticios y agropecuarios	3.236.545	0	0	0	0	0	3.236.545
402	01	01	00	Alimentos y bebidas para personas	3.236.545	0	0	0	0	0	3.236.545
402	05	00	00	Productos de papel, cartón e impresos	1.714.661	0	0	0	0	0	1.714.661
402	05	01	00	Pulpa de madera, papel y cartón	1.714.661	0	0	0	0	0	1.714.661
402	08	00	00	Productos metálicos	12.400	0	0	0	0	0	12.400
402	08	02	00	Productos de metales no ferrosos	1.400	0	0	0	0	0	1.400
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	11.000	0	0	0	0	0	11.000
402	10	00	00	Productos varios y útiles diversos	411.729	0	0	0	0	0	411.729
402	10	02	00	Materiales y útiles de limpieza y aseo	288.529	0	0	0	0	0	288.529
402	10	07	00	Productos de seguridad en el trabajo	3.200	0	0	0	0	0	3.200
402	10	11	00	Materiales eléctricos	120.000	0	0	0	0	0	120.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	683.531	0	0	0	0	0	683.531
402	99	01	00	Otros materiales y suministros	683.531	0	0	0	0	0	683.531
403	**00**	**00**	**00**	**Servicios no personales**	**26.495.722**	**0**	**0**	**0**	**0**	**0**	**26.495.722**
403	04	00	00	Servicios básicos	9.349.079	0	0	0	0	0	9.349.079
403	04	01	00	Electricidad	5.300.000	0	0	0	0	0	5.300.000
403	04	02	00	Gas	79	0	0	0	0	0	79
403	04	03	00	Agua	1.100.000	0	0	0	0	0	1.100.000
403	04	04	00	Teléfonos	1.549.000	0	0	0	0	0	1.549.000
403	04	05	00	Servicio de comunicaciones	1.100.000	0	0	0	0	0	1.100.000
403	04	06	00	Servicio de aseo urbano y domiciliario	300.000	0	0	0	0	0	300.000
403	06	00	00	Servicios de transporte y almacenaje	13.057	0	0	0	0	0	13.057
403	06	01	00	Fletes y embalajes	13.057	0	0	0	0	0	13.057
403	09	00	00	Viáticos y pasajes	13.308.000	0	0	0	0	0	13.308.000
403	09	01	00	Viáticos y pasajes dentro del país	13.308.000	0	0	0	0	0	13.308.000
403	18	00	00	Impuestos indirectos	3.267.055	0	0	0	0	0	3.267.055
403	18	01	00	Impuesto al valor agregado	3.267.055	0	0	0	0	0	3.267.055
403	99	00	00	Otros servicios no personales	558.531	0	0	0	0	0	558.531
403	99	01	00	Otros servicios no personales	558.531	0	0	0	0	0	558.531
407	**00**	**00**	**00**	**Transferencias y donaciones**	**666.445.412**	**9.326.157.026**	**0**	**0**	**0**	**0**	**9.992.602.438**
407	01	00	00	Transferencias y donaciones corrientes internas	666.445.412	0	0	0	0	0	666.445.412
407	01	01	00	Transferencias corrientes internas al sector privado	238.155.687	0	0	0	0	0	238.155.687
407	01	01	01	Pensiones del personal empleado, obrero y militar	71.424.808	0	0	0	0	0	71.424.808
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	90.730.879	0	0	0	0	0	90.730.879
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	26.438.264	0	0	0	0	0	26.438.264
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	49.561.736	0	0	0	0	0	49.561.736
407	01	03	00	Transferencias corrientes internas al sector público	428.289.725	0	0	0	0	0	428.289.725
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	143.021.233	0	0	0	0	0	143.021.233
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	285.268.492	0	0	0	0	0	285.268.492
407	03	00	00	Transferencias y donaciones de capital internas	0	9.326.157.026	0	0	0	0	9.326.157.026
407	03	03	00	Transferencias de capital internas al sector público	0	9.326.157.026	0	0	0	0	9.326.157.026
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	1.928.981.230	0	0	0	0	1.928.981.230

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	7.397.175.796	0	0	0	0	7.397.175.796
				Totales	**1.100.000.000**	**9.326.157.026**	**0**	**0**	**0**	**0**	**10.426.157.026**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 118480 670020000 ATENCIÓN AL SERVICIO DE EDUCACIÓN PREESCOLAR PARA LOS HIJOS DE LOS TRABAJADORES DEL MPPTT Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: OTORGAR A LOS HIJOS DE LOS TRABAJADORES DEL MINISTERIO Y ENTES ADSCRITOS, EL BENEFICIO DE LA EDUCACIÓN INICIAL, A FIN DE GARANTIZAR SU INGRESO AL SUBSISTEMA DE EDUCACIÓN BÁSICA

UNIDAD DE MEDIDA: NIÑO ATENDIDO **META:** 240 **FEMENINO:** 120 **MASCULINO:** 120

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**141.545**	**0**	**0**	**0**	**0**	**0**	**141.545**
402	01	00	00	Productos alimenticios y agropecuarios	96.545	0	0	0	0	0	96.545
402	01	01	00	Alimentos y bebidas para personas	96.545	0	0	0	0	0	96.545
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	02	00	Materiales y útiles de limpieza y aseo	25.000	0	0	0	0	0	25.000
402	99	00	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
402	99	01	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**38.600**	**0**	**0**	**0**	**0**	**0**	**38.600**
403	18	00	00	Impuestos indirectos	18.600	0	0	0	0	0	18.600
403	18	01	00	Impuesto al valor agregado	18.600	0	0	0	0	0	18.600
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**180.145**	**0**	**0**	**0**	**0**	**0**	**180.145**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 118480 670020000 ATENCIÓN AL SERVICIO DE EDUCACIÓN PREESCOLAR PARA LOS HIJOS DE LOS TRABAJADORES DEL MPPTT Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: OTORGAR A LOS HIJOS DE LOS TRABAJADORES DEL MINISTERIO Y ENTES ADSCRITOS, EL BENEFICIO DE LA EDUCACIÓN INICIAL, A FIN DE GARANTIZAR SU INGRESO AL SUBSISTEMA DE EDUCACIÓN BÁSICA

UNIDAD DE MEDIDA: NIÑO ATENDIDO **META:** 240 **FEMENINO:** 120 **MASCULINO:** 120

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 118480 670020000 ATENCIÓN AL SERVICIO DE EDUCACIÓN PREESCOLAR PARA LOS HIJOS DE LOS TRABAJADORES DEL MPPTT Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: OTORGAR A LOS HIJOS DE LOS TRABAJADORES DEL MINISTERIO Y ENTES ADSCRITOS, EL BENEFICIO DE LA EDUCACIÓN INICIAL, A FIN DE GARANTIZAR SU INGRESO AL SUBSISTEMA DE EDUCACIÓN BÁSICA

UNIDAD DE MEDIDA: NIÑO ATENDIDO **META:** 240 **FEMENINO:** 120 **MASCULINO:** 120

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670020001 DOTACIÓN Y EQUIPAMIENTO DEL CENTRO DE EDUCACIÓN INICIAL "LUIS RAÚL VÁSQUEZ ZAMORA"

UNIDAD DE MEDIDA: TRÁMITE **META:** 34.759

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**141.545**	0	0	0	0	0	**141.545**
402	01	00	00	Productos alimenticios y agropecuarios	96.545	0	0	0	0	0	96.545
402	01	01	00	Alimentos y bebidas para personas	96.545	0	0	0	0	0	96.545
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	02	00	Materiales y útiles de limpieza y aseo	25.000	0	0	0	0	0	25.000
402	99	00	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
402	99	01	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**38.600**	0	0	0	0	0	38.600
403	18	00	00	Impuestos indirectos	18.600	0	0	0	0	0	18.600
403	18	01	00	Impuesto al valor agregado	18.600	0	0	0	0	0	18.600
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
				Totales	**180.145**	0	0	0	0	0	180.145

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 118578 670021000 RECONSTRUCCIÓN, REPARACIÓN Y MANTENIMIENTO DE MAQUINARIAS PESADAS, AUTOMOTORAS Y EQUIPOS

OBJETIVO DEL PROYECTO: MANTENER OPERATIVAS Y EN BUEN ESTADO LAS MAQUINARIAS Y EQUIPOS UTILIZADOS POR ESTE ORGANISMO A FIN DE DAR LA ATENCIÓN OPORTUNA A LAS EMERGENCIAS VIALES EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: MAQUINARIA

META: 54

RESPONSABLE/EJECUTOR: TALLER CENTRAL DE RECONSTRUCCIÓN DE MAQUINARIA PESADA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**30.000**	**0**	**0**	**0**	**0**	**0**	**30.000**
403	09	00	00	Viáticos y pasajes	24.000	0	0	0	0	0	24.000
403	09	01	00	Viáticos y pasajes dentro del país	24.000	0	0	0	0	0	24.000
403	18	00	00	Impuestos indirectos	6.000	0	0	0	0	0	6.000
403	18	01	00	Impuesto al valor agregado	6.000	0	0	0	0	0	6.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 118578 670021000 RECONSTRUCCIÓN, REPARACIÓN Y MANTENIMIENTO DE MAQUINARIAS PESADAS, AUTOMOTORAS Y EQUIPOS

OBJETIVO DEL PROYECTO: MANTENER OPERATIVAS Y EN BUEN ESTADO LAS MAQUINARIAS Y EQUIPOS UTILIZADOS POR ESTE ORGANISMO A FIN DE DAR LA ATENCIÓN OPORTUNA A LAS EMERGENCIAS VIALES EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: MAQUINARIA **META:** 54

RESPONSABLE/EJECUTOR: TALLER CENTRAL DE RECONSTRUCCIÓN DE MAQUINARIA PESADA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 118578 670021000 RECONSTRUCCIÓN, REPARACIÓN Y MANTENIMIENTO DE MAQUINARIAS PESADAS, AUTOMOTORAS Y EQUIPOS

OBJETIVO DEL PROYECTO: MANTENER OPERATIVAS Y EN BUEN ESTADO LAS MAQUINARIAS Y EQUIPOS UTILIZADOS POR ESTE ORGANISMO A FIN DE DAR LA ATENCIÓN OPORTUNA A LAS EMERGENCIAS VIALES EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: MAQUINARIA **META:** 54

RESPONSABLE/EJECUTOR: TALLER CENTRAL DE RECONSTRUCCIÓN DE MAQUINARIA PESADA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670021001 TALLER DE RECONSTRUCCIÓN DE MAQUINARIAS PESADAS, AUTOMOTORAS Y EQUIPOS

UNIDAD DE MEDIDA: MAQUINARIA **META:** 54

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE/
DIRECCION GENERAL DE MANTENIMIENTO DE INFRAESTRUCUTRA Y VIALIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.000**	**0**	**0**	**0**	**0**	0	**10.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**15.000**	**0**	**0**	**0**	**0**	0	**15.000**
403	09	00	00	Viáticos y pasajes	12.000	0	0	0	0	0	12.000
403	09	01	00	Viáticos y pasajes dentro del país	12.000	0	0	0	0	0	12.000
403	18	00	00	Impuestos indirectos	3.000	0	0	0	0	0	3.000
403	18	01	00	Impuesto al valor agregado	3.000	0	0	0	0	0	3.000
				Totales	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 118578 670021000 RECONSTRUCCIÓN, REPARACIÓN Y MANTENIMIENTO DE MAQUINARIAS PESADAS, AUTOMOTORAS Y EQUIPOS

OBJETIVO DEL PROYECTO: MANTENER OPERATIVAS Y EN BUEN ESTADO LAS MAQUINARIAS Y EQUIPOS UTILIZADOS POR ESTE ORGANISMO A FIN DE DAR LA ATENCIÓN OPORTUNA A LAS EMERGENCIAS VIALES EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: MAQUINARIA **META:** 54

RESPONSABLE/EJECUTOR: TALLER CENTRAL DE RECONSTRUCCIÓN DE MAQUINARIA PESADA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670021002 MODERNIZACIÓN DE LA INFRAESTRUCTURA DEL TALLER CENTRAL

UNIDAD DE MEDIDA: OBRA **META:** 3

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE/ DIRECCION GENERAL DE MANTENIMIENTO DE INFRAESTRUCUTRA Y VIALIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.000**	**0**	**0**	**0**	**0**	**0**	**10.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**15.000**	**0**	**0**	**0**	**0**	**0**	**15.000**
403	09	00	00	Viáticos y pasajes	12.000	0	0	0	0	0	12.000
403	09	01	00	Viáticos y pasajes dentro del país	12.000	0	0	0	0	0	12.000
403	18	00	00	Impuestos indirectos	3.000	0	0	0	0	0	3.000
403	18	01	00	Impuesto al valor agregado	3.000	0	0	0	0	0	3.000
				Totales	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 118555 670022000 INSTALACIÓN Y MANTENIMIENTO MENOR DE PUENTES PROVISIONALES Y PERMANENTES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: ADQUIRIR, INSTALAR, MANTENER, REPARAR, MONTAR Y DESMONTAR PUENTES DE EMERGENCIA, A FIN DE MANTENER LA TRANSITABILIDAD EN LA RED VIAL

UNIDAD DE MEDIDA: METRO

META: 44

RESPONSABLE/EJECUTOR: TALLER DE PUENTES CAGUA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**30.000**	**0**	**0**	**0**	**0**	**0**	**30.000**
403	09	00	00	Viáticos y pasajes	24.000	0	0	0	0	0	24.000
403	09	01	00	Viáticos y pasajes dentro del país	24.000	0	0	0	0	0	24.000
403	18	00	00	Impuestos indirectos	6.000	0	0	0	0	0	6.000
403	18	01	00	Impuesto al valor agregado	6.000	0	0	0	0	0	6.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 118555 670022000 INSTALACIÓN Y MANTENIMIENTO MENOR DE PUENTES PROVISIONALES Y PERMANENTES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: ADQUIRIR, INSTALAR, MANTENER, REPARAR, MONTAR Y DESMONTAR PUENTES DE EMERGENCIA, A FIN DE MANTENER LA TRANSITABILIDAD EN LA RED VIAL

UNIDAD DE MEDIDA: METRO

META: 44

RESPONSABLE/EJECUTOR: TALLER DE PUENTES CAGUA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 118555 670022000 INSTALACIÓN Y MANTENIMIENTO MENOR DE PUENTES PROVISIONALES Y PERMANENTES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: ADQUIRIR, INSTALAR, MANTENER, REPARAR, MONTAR Y DESMONTAR PUENTES DE EMERGENCIA, A FIN DE MANTENER LA TRANSITABILIDAD EN LA RED VIAL

UNIDAD DE MEDIDA: METRO **META:** 44

RESPONSABLE/EJECUTOR: TALLER DE PUENTES CAGUA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670022001 INSTALACIÓN Y MANTENIMIENTO MENOR DE PUENTES PROVISIONALES Y PERMANENTES EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: METRO **META:** 44

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE/DIRECCIÓN GENERAL DE MANTENIMIENTO DE INFRAESTRUCTURA Y VIALIDAD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.000**	**0**	**0**	**0**	**0**	**0**	**10.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**15.000**	**0**	**0**	**0**	**0**	**0**	**15.000**
403	09	00	00	Viáticos y pasajes	12.000	0	0	0	0	0	12.000
403	09	01	00	Viáticos y pasajes dentro del país	12.000	0	0	0	0	0	12.000
403	18	00	00	Impuestos indirectos	3.000	0	0	0	0	0	3.000
403	18	01	00	Impuesto al valor agregado	3.000	0	0	0	0	0	3.000
				Totales	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 118555 670022000 INSTALACIÓN Y MANTENIMIENTO MENOR DE PUENTES PROVISIONALES Y PERMANENTES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: ADQUIRIR, INSTALAR, MANTENER, REPARAR, MONTAR Y DESMONTAR PUENTES DE EMERGENCIA, A FIN DE MANTENER LA TRANSITABILIDAD EN LA RED VIAL

UNIDAD DE MEDIDA: METRO **META:** 44

RESPONSABLE/EJECUTOR: TALLER DE PUENTES CAGUA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670022002 INSUMOS REQUERIDOS PARA EL FUNCIONAMIENTO DE TALLER DE PUENTE CAGUA

UNIDAD DE MEDIDA: UNIDAD **META:** 51

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE/DIRECCIÓN GENERAL DE MANTENIMIENTO DE INFRAESTRUCTURA Y VIALIDAD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.000**	**0**	**0**	**0**	**0**	0	**10.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**15.000**	**0**	**0**	**0**	**0**	0	**15.000**
403	09	00	00	Viáticos y pasajes	12.000	0	0	0	0	0	12.000
403	09	01	00	Viáticos y pasajes dentro del país	12.000	0	0	0	0	0	12.000
403	18	00	00	Impuestos indirectos	3.000	0	0	0	0	0	3.000
403	18	01	00	Impuesto al valor agregado	3.000	0	0	0	0	0	3.000
				Totales	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**625.000**	**0**	**0**	**0**	**0**	**0**	**625.000**
402	01	00	00	Productos alimenticios y agropecuarios	250.000	0	0	0	0	0	250.000
402	01	01	00	Alimentos y bebidas para personas	250.000	0	0	0	0	0	250.000
402	99	00	00	Otros materiales y suministros	375.000	0	0	0	0	0	375.000
402	99	01	00	Otros materiales y suministros	375.000	0	0	0	0	0	375.000
403	**00**	**00**	**00**	**Servicios no personales**	**625.000**	**0**	**0**	**0**	**0**	**0**	**625.000**
403	09	00	00	Viáticos y pasajes	260.000	0	0	0	0	0	260.000
403	09	01	00	Viáticos y pasajes dentro del país	260.000	0	0	0	0	0	260.000
403	18	00	00	Impuestos indirectos	115.000	0	0	0	0	0	115.000
403	18	01	00	Impuesto al valor agregado	115.000	0	0	0	0	0	115.000
403	99	00	00	Otros servicios no personales	250.000	0	0	0	0	0	250.000
403	99	01	00	Otros servicios no personales	250.000	0	0	0	0	0	250.000
				Totales	**1.250.000**	**0**	**0**	**0**	**0**	**0**	**1.250.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE

META: 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023001 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: TRÁMITE **META:** 5

RESPONSABLE/EJECUTOR: MPPTT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023002 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO APURE

UNIDAD DE MEDIDA: TRÁMITE **META:** 8

RESPONSABLE/EJECUTOR: MPPTT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023003 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: TRÁMITE **META:** 6

RESPONSABLE/EJECUTOR: MPPTT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023004 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: TRÁMITE **META:** 19

RESPONSABLE/EJECUTOR: MPPT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023005 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO BARINAS

UNIDAD DE MEDIDA: TRÁMITE **META:** 4

RESPONSABLE/EJECUTOR: MPPTT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023006 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: TRÁMITE **META:** 9

RESPONSABLE/EJECUTOR: MPPTT - D. ESTADAL DE BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023007 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: TRÁMITE **META:** 9

RESPONSABLE/EJECUTOR: MPPTT - D. ESTADAL DE CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	0	0	0	0	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	0	0	0	0	0	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	0	0	0	0	0	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023008 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO COJEDES

UNIDAD DE MEDIDA: TRÁMITE **META:** 8

RESPONSABLE/EJECUTOR: MPPTT - D. ESTADAL COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023009 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: TRÁMITE **META:** 8

RESPONSABLE/EJECUTOR: MPPTT - D. ESTADAL DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023010 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL DISTRITO CAPITAL Y VARGAS

UNIDAD DE MEDIDA: TRÁMITE **META:** 8

RESPONSABLE/EJECUTOR: MPPTT - D. ESTADAL CAPITAL Y VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023011 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: TRÁMITE **META:** 8

RESPONSABLE/EJECUTOR: MPPTT - D. ESTADAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
403	09	00	00	Viáticos y pasajes	15.000	0	0	0	0	0	15.000
403	09	01	00	Viáticos y pasajes dentro del país	15.000	0	0	0	0	0	15.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023012 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: TRÁMITE **META:** 8

RESPONSABLE/EJECUTOR: MPPTT D. ESTADAL GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023013 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO LARA

UNIDAD DE MEDIDA: TRÁMITE **META:** 8

RESPONSABLE/EJECUTOR: MPPTT - D. ESTADAL DE LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023014 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: TRÁMITE **META:** 8

RESPONSABLE/EJECUTOR: MPPTT - D. ESTADAL MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023015 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: TRÁMITE **META:** 8

RESPONSABLE/EJECUTOR: MPPTT - D. ESTADAL MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del pais	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023016 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: TRÁMITE **META:** 8

RESPONSABLE/EJECUTOR: MPPTT - D. ESTADAL MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023017 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL RDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: TRÁMITE **META:** 8

RESPONSABLE/EJECUTOR: MPPTT - D. ESTADAL NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
403	09	00	00	Viáticos y pasajes	15.000	0	0	0	0	0	15.000
403	09	01	00	Viáticos y pasajes dentro del país	15.000	0	0	0	0	0	15.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	0	0	0	0	0	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023018 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: TRÁMITE **META:** 8

RESPONSABLE/EJECUTOR: MPPTT - D. ESTADAL PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023019 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO SUCRE

UNIDAD DE MEDIDA: TRÁMITE **META:** 8

RESPONSABLE/EJECUTOR: MPPTT - D. ESTADAL SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del pais	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023020 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL SUR DEL LAGO

UNIDAD DE MEDIDA: TRÁMITE **META:** 8

RESPONSABLE/EJECUTOR: MTT- DG ESTADAL SUR DEL LAGO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023021 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: TRÁMITE **META:** 8

RESPONSABLE/EJECUTOR: MTT - D. ESTADAL DE TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023022 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: TRÁMITE **META:** 8

RESPONSABLE/EJECUTOR: MTT - D. ESTADAL DE TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023023 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO YARACUY

UNIDAD DE MEDIDA: TRÁMITE **META:** 8

RESPONSABLE/EJECUTOR: MTT - D. ESTADAL DE YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023024 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DEL ESTADO ZULIA

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 8

RESPONSABLE/EJECUTOR: MTT - D. ESTADAL DEL ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 119488 670023000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: APOYAR AL EJECUTIVO NACIONAL EN LAS ENTIDADES FEDERALES EN LA CONSTRUCCIÓN Y MANTENIMIENTO DE OBRAS DE INFRAESTRUCTURA VIAL, DE EQUIPAMIENTO DEL TERRITORIO NACIONAL Y TRANSPORTE QUE CONECTA LAS DISTINTAS REGIONES Y CIUDADES DEL PAÍS, ASÍ COMO A LOS ESTADOS EN LAS DISTINTAS MATERIAS DE SU COMPETENCIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 204

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 670023025 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE DE LA DIRECCIÓN ESTADAL ZONA ESTE MIRANDA

UNIDAD DE MEDIDA: TRÁMITE **META:** 8

RESPONSABLE/EJECUTOR: MTT - DE MIRANDA 2

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	0	10.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 679999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 9.326.157.026

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**9.326.157.026**	**0**	**0**	**0**	**0**	**9.326.157.026**
407	03	00	00	Transferencias y donaciones de capital internas	0	9.326.157.026	0	0	0	0	9.326.157.026
407	03	03	00	Transferencias de capital internas al sector público	0	9.326.157.026	0	0	0	0	9.326.157.026
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	1.928.981.230	0	0	0	0	1.928.981.230
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	7.397.175.796	0	0	0	0	7.397.175.796
				Totales	**0**	**9.326.157.026**	**0**	**0**	**0**	**0**	**9.326.157.026**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 679999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 9.326.157.026

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**9.326.157.026**	**0**	**0**	**0**	**0**	**9.326.157.026**
407	03	00	00	Transferencias y donaciones de capital internas	0	9.326.157.026	0	0	0	0	9.326.157.026
407	03	03	00	Transferencias de capital internas al sector público	0	9.326.157.026	0	0	0	0	9.326.157.026
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	1.928.981.230	0	0	0	0	1.928.981.230
				- A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)	0	25.800.000	0	0	0	0	25.800.000
				- A0659 Instituto de Ferrocarriles del Estado (IFE)	0	1.903.181.230	0	0	0	0	1.903.181.230
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	7.397.175.796	0	0	0	0	7.397.175.796
				- A0212 C.A. Metro de los Teques (METROTEQUES)	0	4.043.416.247	0	0	0	0	4.043.416.247
				- A0621 C.A. Metro de Caracas (CAMETRO)	0	3.353.759.549	0	0	0	0	3.353.759.549
				Totales	**0**	**9.326.157.026**	**0**	**0**	**0**	**0**	**9.326.157.026**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 679999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 9.326.157.026

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 679999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO DE FERROCARRILES DEL ESTADO (IFE)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.903.181.230

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**1.903.181.230**	**0**	**0**	**0**	**0**	**1.903.181.230**
407	03	00	00	Transferencias y donaciones de capital internas	0	1.903.181.230	0	0	0	0	1.903.181.230
407	03	03	00	Transferencias de capital internas al sector público	0	1.903.181.230	0	0	0	0	1.903.181.230
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	1.903.181.230	0	0	0	0	1.903.181.230
				Totales	**0**	**1.903.181.230**	**0**	**0**	**0**	**0**	**1.903.181.230**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 679999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 9.326.157.026

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 679999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE C.A. METRO DE CARACAS (CAMETRO)

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.353.759.549

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**3.353.759.549**	**0**	**0**	**0**	**0**	**3.353.759.549**
407	03	00	00	Transferencias y donaciones de capital internas	0	3.353.759.549	0	0	0	0	3.353.759.549
407	03	03	00	Transferencias de capital internas al sector público	0	3.353.759.549	0	0	0	0	3.353.759.549
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	3.353.759.549	0	0	0	0	3.353.759.549
				Totales	**0**	**3.353.759.549**	**0**	**0**	**0**	**0**	**3.353.759.549**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 679999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 9.326.157.026

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 679999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE C.A. METRO DE LOS TEQUES (METROTEQUES)

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.043.416.247

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**4.043.416.247**	**0**	**0**	**0**	0	**4.043.416.247**
407	03	00	00	Transferencias y donaciones de capital internas	0	4.043.416.247	0	0	0	0	4.043.416.247
407	03	03	00	Transferencias de capital internas al sector público	0	4.043.416.247	0	0	0	0	4.043.416.247
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	4.043.416.247	0	0	0	0	4.043.416.247
				Totales	**0**	**4.043.416.247**	**0**	**0**	**0**	0	**4.043.416.247**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PROYECTO: 679999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 9.326.157.026

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 679999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN FONDO NACIONAL DE TRANSPORTE URBANO (FONTUR)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 25.800.000

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**25.800.000**	**0**	**0**	**0**	**0**	**25.800.000**
407	03	00	00	Transferencias y donaciones de capital internas	0	25.800.000	0	0	0	0	25.800.000
407	03	03	00	Transferencias de capital internas al sector público	0	25.800.000	0	0	0	0	25.800.000
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	25.800.000	0	0	0	0	25.800.000
				Totales	**0**	**25.800.000**	**0**	**0**	**0**	**0**	**25.800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE **ACCIÓN CENTRALIZADA:** 670001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**401.000.000**	**0**	**0**	**0**	**0**	**0**	**401.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	183.635.145	0	0	0	0	0	183.635.145
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	65.087.540	0	0	0	0	0	65.087.540
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	640.533	0	0	0	0	0	640.533
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	92.182.436	0	0	0	0	0	92.182.436
401	01	12	00	Salarios a obreros en puestos no permanentes	6.406.420	0	0	0	0	0	6.406.420
401	01	18	00	Remuneraciones al personal contratado	19.219.263	0	0	0	0	0	19.219.263
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.242	0	0	0	0	0	25.242
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	73.711	0	0	0	0	0	73.711
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	65.322.462	0	0	0	0	0	65.322.462
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	39.837.423	0	0	0	0	0	39.837.423
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	127.179	0	0	0	0	0	127.179
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	25.357.860	0	0	0	0	0	25.357.860
401	03	00	00	Primas	54.576.060	0	0	0	0	0	54.576.060
401	03	02	00	Primas de transporte a empleados	1.000.000	0	0	0	0	0	1.000.000
401	03	03	00	Primas por hogar a empleados	4.224.000	0	0	0	0	0	4.224.000
401	03	04	00	Primas por hijos a empleados	3.683.769	0	0	0	0	0	3.683.769
401	03	08	00	Primas de profesionalización a empleados	5.133.169	0	0	0	0	0	5.133.169
401	03	09	00	Primas por antigüedad a empleados	9.443.570	0	0	0	0	0	9.443.570
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	9.567.124	0	0	0	0	0	9.567.124
401	03	18	00	Primas por hogar a obreros	5.563.200	0	0	0	0	0	5.563.200
401	03	19	00	Primas por hijos de obreros	4.065.702	0	0	0	0	0	4.065.702
401	03	21	00	Primas por antigüedad a obreros	9.988.655	0	0	0	0	0	9.988.655
401	03	22	00	Primas de profesionalización a obreros	1.906.871	0	0	0	0	0	1.906.871
401	04	00	00	Complementos de sueldos y salarios	5.147.891	0	0	0	0	0	5.147.891
401	04	06	00	Complemento a empleados por comisión de servicios	358.891	0	0	0	0	0	358.891
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.000.000	0	0	0	0	0	1.000.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.000.000	0	0	0	0	0	1.000.000
401	04	16	00	Complemento a obreros por gastos de alimentación	250.000	0	0	0	0	0	250.000
401	04	17	00	Complemento a obreros por gastos de transporte	500.000	0	0	0	0	0	500.000
401	04	20	00	Complemento a obreros por días feriados	250.000	0	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE **ACCIÓN CENTRALIZADA:** 670001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	39.000	0	0	0	0	0	39.000
401	04	96	00	Otros complementos a empleados	250.000	0	0	0	0	0	250.000
401	04	97	00	Otros complementos a obreros	1.500.000	0	0	0	0	0	1.500.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.211.000	0	0	0	0	0	4.211.000
401	05	03	00	Bono vacacional a empleados	2.000.000	0	0	0	0	0	2.000.000
401	05	06	00	Bono vacacional a obreros	2.000.000	0	0	0	0	0	2.000.000
401	05	08	00	Bono vacacional al personal contratado	76.881	0	0	0	0	0	76.881
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	34.119	0	0	0	0	0	34.119
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	100.000	0	0	0	0	0	100.000
401	07	00	00	Asistencia socio-económica	88.107.442	0	0	0	0	0	88.107.442
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	35.600.000	0	0	0	0	0	35.600.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	5.192.924	0	0	0	0	0	5.192.924
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	30.900.000	0	0	0	0	0	30.900.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.192.924	0	0	0	0	0	5.192.924
401	07	33	00	Asistencia socio-económica al personal contratado	11.183.594	0	0	0	0	0	11.183.594
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	38.000	0	0	0	0	0	38.000
				Totales	**401.000.000**	0	0	0	0	0	**401.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

ACCIÓN CENTRALIZADA: 670001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE **ACCIÓN CENTRALIZADA:** 670001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 670001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**401.000.000**	**0**	**0**	**0**	**0**	**0**	**401.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	183.635.145	0	0	0	0	0	183.635.145
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	65.087.540	0	0	0	0	0	65.087.540
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	640.533	0	0	0	0	0	640.533
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	92.182.436	0	0	0	0	0	92.182.436
401	01	12	00	Salarios a obreros en puestos no permanentes	6.406.420	0	0	0	0	0	6.406.420
401	01	18	00	Remuneraciones al personal contratado	19.219.263	0	0	0	0	0	19.219.263
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.242	0	0	0	0	0	25.242
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	73.711	0	0	0	0	0	73.711
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	65.322.462	0	0	0	0	0	65.322.462
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	39.837.423	0	0	0	0	0	39.837.423
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	127.179	0	0	0	0	0	127.179
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	25.357.860	0	0	0	0	0	25.357.860
401	03	00	00	Primas	54.576.060	0	0	0	0	0	54.576.060
401	03	02	00	Primas de transporte a empleados	1.000.000	0	0	0	0	0	1.000.000
401	03	03	00	Primas por hogar a empleados	4.224.000	0	0	0	0	0	4.224.000
401	03	04	00	Primas por hijos a empleados	3.683.769	0	0	0	0	0	3.683.769
401	03	08	00	Primas de profesionalización a empleados	5.133.169	0	0	0	0	0	5.133.169
401	03	09	00	Primas por antigüedad a empleados	9.443.570	0	0	0	0	0	9.443.570
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	9.567.124	0	0	0	0	0	9.567.124
401	03	18	00	Primas por hogar a obreros	5.563.200	0	0	0	0	0	5.563.200
401	03	19	00	Primas por hijos de obreros	4.065.702	0	0	0	0	0	4.065.702
401	03	21	00	Primas por antigüedad a obreros	9.988.655	0	0	0	0	0	9.988.655
401	03	22	00	Primas de profesionalización a obreros	1.906.871	0	0	0	0	0	1.906.871
401	04	00	00	Complementos de sueldos y salarios	5.147.891	0	0	0	0	0	5.147.891
401	04	06	00	Complemento a empleados por comisión de servicios	358.891	0	0	0	0	0	358.891
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.000.000	0	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE **ACCIÓN CENTRALIZADA:** 670001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 670001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.000.000	0	0	0	0	0	1.000.000
401	04	16	00	Complemento a obreros por gastos de alimentación	250.000	0	0	0	0	0	250.000
401	04	17	00	Complemento a obreros por gastos de transporte	500.000	0	0	0	0	0	500.000
401	04	20	00	Complemento a obreros por días feriados	250.000	0	0	0	0	0	250.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	39.000	0	0	0	0	0	39.000
401	04	96	00	Otros complementos a empleados	250.000	0	0	0	0	0	250.000
401	04	97	00	Otros complementos a obreros	1.500.000	0	0	0	0	0	1.500.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.211.000	0	0	0	0	0	4.211.000
401	05	03	00	Bono vacacional a empleados	2.000.000	0	0	0	0	0	2.000.000
401	05	06	00	Bono vacacional a obreros	2.000.000	0	0	0	0	0	2.000.000
401	05	08	00	Bono vacacional al personal contratado	76.881	0	0	0	0	0	76.881
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	34.119	0	0	0	0	0	34.119
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	100.000	0	0	0	0	0	100.000
401	07	00	00	Asistencia socio-económica	88.107.442	0	0	0	0	0	88.107.442
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	35.600.000	0	0	0	0	0	35.600.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	5.192.924	0	0	0	0	0	5.192.924
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	30.900.000	0	0	0	0	0	30.900.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.192.924	0	0	0	0	0	5.192.924
401	07	33	00	Asistencia socio-económica al personal contratado	11.183.594	0	0	0	0	0	11.183.594
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	38.000	0	0	0	0	0	38.000
				Totales	**401.000.000**	**0**	**0**	**0**	**0**	**0**	**401.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE **ACCIÓN CENTRALIZADA:** 670002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.351.661**	**0**	**0**	**0**	**0**	**0**	**4.351.661**
402	01	00	00	Productos alimenticios y agropecuarios	2.500.000	0	0	0	0	0	2.500.000
402	01	01	00	Alimentos y bebidas para personas	2.500.000	0	0	0	0	0	2.500.000
402	05	00	00	Productos de papel, cartón e impresos	1.714.661	0	0	0	0	0	1.714.661
402	05	01	00	Pulpa de madera, papel y cartón	1.714.661	0	0	0	0	0	1.714.661
402	08	00	00	Productos metálicos	12.400	0	0	0	0	0	12.400
402	08	02	00	Productos de metales no ferrosos	1.400	0	0	0	0	0	1.400
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	11.000	0	0	0	0	0	11.000
402	10	00	00	Productos varios y útiles diversos	124.600	0	0	0	0	0	124.600
402	10	02	00	Materiales y útiles de limpieza y aseo	1.400	0	0	0	0	0	1.400
402	10	07	00	Productos de seguridad en el trabajo	3.200	0	0	0	0	0	3.200
402	10	11	00	Materiales eléctricos	120.000	0	0	0	0	0	120.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.362.136**	**0**	**0**	**0**	**0**	**0**	**25.362.136**
403	04	00	00	Servicios básicos	9.349.079	0	0	0	0	0	9.349.079
403	04	01	00	Electricidad	5.300.000	0	0	0	0	0	5.300.000
403	04	02	00	Gas	79	0	0	0	0	0	79
403	04	03	00	Agua	1.100.000	0	0	0	0	0	1.100.000
403	04	04	00	Teléfonos	1.549.000	0	0	0	0	0	1.549.000
403	04	05	00	Servicio de comunicaciones	1.100.000	0	0	0	0	0	1.100.000
403	04	06	00	Servicio de aseo urbano y domiciliario	300.000	0	0	0	0	0	300.000
403	06	00	00	Servicios de transporte y almacenaje	13.057	0	0	0	0	0	13.057
403	06	01	00	Fletes y embalajes	13.057	0	0	0	0	0	13.057
403	09	00	00	Viáticos y pasajes	13.000.000	0	0	0	0	0	13.000.000
403	09	01	00	Viáticos y pasajes dentro del país	13.000.000	0	0	0	0	0	13.000.000
403	18	00	00	Impuestos indirectos	3.000.000	0	0	0	0	0	3.000.000
403	18	01	00	Impuesto al valor agregado	3.000.000	0	0	0	0	0	3.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**428.289.725**	**0**	**0**	**0**	**0**	**0**	**428.289.725**
407	01	00	00	Transferencias y donaciones corrientes internas	428.289.725	0	0	0	0	0	428.289.725
407	01	03	00	Transferencias corrientes internas al sector público	428.289.725	0	0	0	0	0	428.289.725
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	143.021.233	0	0	0	0	0	143.021.233
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	285.268.492	0	0	0	0	0	285.268.492
				Totales	**458.003.522**	**0**	**0**	**0**	**0**	**0**	**458.003.522**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE **ACCIÓN CENTRALIZADA:** 670002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**428.289.725**	**0**	**0**	**0**	**0**	**0**	**428.289.725**
407	01	00	00	Transferencias y donaciones corrientes internas	428.289.725	0	0	0	0	0	428.289.725
407	01	03	00	Transferencias corrientes internas al sector público	428.289.725	0	0	0	0	0	428.289.725
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	143.021.233	0	0	0	0	0	143.021.233
				- A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)	39.058.527	0	0	0	0	0	39.058.527
				- A0367 Fundación Laboratorio Nacional de Vialidad (FUNDALANAVIAL)	3.962.706	0	0	0	0	0	3.962.706
				- A0659 Instituto de Ferrocarriles del Estado (IFE)	100.000.000	0	0	0	0	0	100.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	285.268.492	0	0	0	0	0	285.268.492
				- A0148 C.A. Metro de Maracaibo (METROMARA)	13.648.869	0	0	0	0	0	13.648.869
				- A0212 C.A. Metro de los Teques (METROTEQUES)	8.708.806	0	0	0	0	0	8.708.806
				- A0621 C.A. Metro de Caracas (CAMETRO)	200.000.000	0	0	0	0	0	200.000.000
				- A0651 C.A. Metro de Valencia (VALMETRO)	23.179.211	0	0	0	0	0	23.179.211
				- A1265 Sistema Integral de Transporte Superficial, S.A.	24.315.479	0	0	0	0	0	24.315.479
				- A1518 Sistema de Transporte Masivo de Barquisimeto (TRANSBAR, C.A.)	3.337.873	0	0	0	0	0	3.337.873
				- A1538 Trolebús Mérida, C.A. (TROMERCA)	12.078.254	0	0	0	0	0	12.078.254
				Totales	**428.289.725**	**0**	**0**	**0**	**0**	**0**	**428.289.725**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE **ACCIÓN CENTRALIZADA:** 670002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 670002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.351.661**	**0**	**0**	**0**	**0**	**0**	**4.351.661**
402	01	00	00	Productos alimenticios y agropecuarios	2.500.000	0	0	0	0	0	2.500.000
402	01	01	00	Alimentos y bebidas para personas	2.500.000	0	0	0	0	0	2.500.000
402	05	00	00	Productos de papel, cartón e impresos	1.714.661	0	0	0	0	0	1.714.661
402	05	01	00	Pulpa de madera, papel y cartón	1.714.661	0	0	0	0	0	1.714.661
402	08	00	00	Productos metálicos	12.400	0	0	0	0	0	12.400
402	08	02	00	Productos de metales no ferrosos	1.400	0	0	0	0	0	1.400
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	11.000	0	0	0	0	0	11.000
402	10	00	00	Productos varios y útiles diversos	124.600	0	0	0	0	0	124.600
402	10	02	00	Materiales y útiles de limpieza y aseo	1.400	0	0	0	0	0	1.400
402	10	07	00	Productos de seguridad en el trabajo	3.200	0	0	0	0	0	3.200
402	10	11	00	Materiales eléctricos	120.000	0	0	0	0	0	120.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.362.136**	**0**	**0**	**0**	**0**	**0**	**25.362.136**
403	04	00	00	Servicios básicos	9.349.079	0	0	0	0	0	9.349.079
403	04	01	00	Electricidad	5.300.000	0	0	0	0	0	5.300.000
403	04	02	00	Gas	79	0	0	0	0	0	79
403	04	03	00	Agua	1.100.000	0	0	0	0	0	1.100.000
403	04	04	00	Teléfonos	1.549.000	0	0	0	0	0	1.549.000
403	04	05	00	Servicio de comunicaciones	1.100.000	0	0	0	0	0	1.100.000
403	04	06	00	Servicio de aseo urbano y domiciliario	300.000	0	0	0	0	0	300.000
403	06	00	00	Servicios de transporte y almacenaje	13.057	0	0	0	0	0	13.057
403	06	01	00	Fletes y embalajes	13.057	0	0	0	0	0	13.057
403	09	00	00	Viáticos y pasajes	13.000.000	0	0	0	0	0	13.000.000
403	09	01	00	Viáticos y pasajes dentro del país	13.000.000	0	0	0	0	0	13.000.000
403	18	00	00	Impuestos indirectos	3.000.000	0	0	0	0	0	3.000.000
403	18	01	00	Impuesto al valor agregado	3.000.000	0	0	0	0	0	3.000.000
				Totales	**29.713.797**	**0**	**0**	**0**	**0**	**0**	**29.713.797**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE **ACCIÓN CENTRALIZADA:** 670002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 670002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	00	00	00	Transferencias y donaciones	428.289.725	0	0	0	0	0	428.289.725
407	01	00	00	Transferencias y donaciones corrientes internas	428.289.725	0	0	0	0	0	428.289.725
407	01	03	00	Transferencias corrientes internas al sector público	428.289.725	0	0	0	0	0	428.289.725
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	143.021.233	0	0	0	0	0	143.021.233
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	285.268.492	0	0	0	0	0	285.268.492
				Totales	**428.289.725**	**0**	**0**	**0**	**0**	**0**	**428.289.725**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE **ACCIÓN CENTRALIZADA:** 670003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**238.155.687**	**0**	**0**	**0**	**0**	**0**	**238.155.687**
407	01	00	00	Transferencias y donaciones corrientes internas	238.155.687	0	0	0	0	0	238.155.687
407	01	01	00	Transferencias corrientes internas al sector privado	238.155.687	0	0	0	0	0	238.155.687
407	01	01	01	Pensiones del personal empleado, obrero y militar	71.424.808	0	0	0	0	0	71.424.808
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	90.730.879	0	0	0	0	0	90.730.879
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	26.438.264	0	0	0	0	0	26.438.264
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	49.561.736	0	0	0	0	0	49.561.736
				Totales	**238.155.687**	**0**	**0**	**0**	**0**	**0**	**238.155.687**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE **ACCIÓN CENTRALIZADA:** 670003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE **ACCIÓN CENTRALIZADA:** 670003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 670003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**238.155.687**	**0**	**0**	**0**	**0**	**0**	**238.155.687**
407	01	00	00	Transferencias y donaciones corrientes internas	238.155.687	0	0	0	0	0	238.155.687
407	01	01	00	Transferencias corrientes internas al sector privado	238.155.687	0	0	0	0	0	238.155.687
407	01	01	01	Pensiones del personal empleado, obrero y militar	71.424.808	0	0	0	0	0	71.424.808
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	90.730.879	0	0	0	0	0	90.730.879
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	26.438.264	0	0	0	0	0	26.438.264
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	49.561.736	0	0	0	0	0	49.561.736
				Totales	**238.155.687**	**0**	**0**	**0**	**0**	**0**	**238.155.687**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

ACCIÓN CENTRALIZADA: 670007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**900.660**	**0**	**0**	**0**	**0**	**0**	**900.660**
402	01	00	00	Productos alimenticios y agropecuarios	350.000	0	0	0	0	0	350.000
402	01	01	00	Alimentos y bebidas para personas	350.000	0	0	0	0	0	350.000
402	10	00	00	Productos varios y útiles diversos	262.129	0	0	0	0	0	262.129
402	10	02	00	Materiales y útiles de limpieza y aseo	262.129	0	0	0	0	0	262.129
402	99	00	00	Otros materiales y suministros	288.531	0	0	0	0	0	288.531
402	99	01	00	Otros materiales y suministros	288.531	0	0	0	0	0	288.531
403	**00**	**00**	**00**	**Servicios no personales**	**409.986**	**0**	**0**	**0**	**0**	**0**	**409.986**
403	18	00	00	Impuestos indirectos	121.455	0	0	0	0	0	121.455
403	18	01	00	Impuesto al valor agregado	121.455	0	0	0	0	0	121.455
403	99	00	00	Otros servicios no personales	288.531	0	0	0	0	0	288.531
403	99	01	00	Otros servicios no personales	288.531	0	0	0	0	0	288.531
				Totales	**1.310.646**	**0**	**0**	**0**	**0**	**0**	**1.310.646**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

ACCIÓN CENTRALIZADA: 670007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

ACCIÓN CENTRALIZADA: 670007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 670007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**900.660**	**0**	**0**	**0**	**0**	**0**	**900.660**
402	01	00	00	Productos alimenticios y agropecuarios	350.000	0	0	0	0	0	350.000
402	01	01	00	Alimentos y bebidas para personas	350.000	0	0	0	0	0	350.000
402	10	00	00	Productos varios y útiles diversos	262.129	0	0	0	0	0	262.129
402	10	02	00	Materiales y útiles de limpieza y aseo	262.129	0	0	0	0	0	262.129
402	99	00	00	Otros materiales y suministros	288.531	0	0	0	0	0	288.531
402	99	01	00	Otros materiales y suministros	288.531	0	0	0	0	0	288.531
403	**00**	**00**	**00**	**Servicios no personales**	**409.986**	**0**	**0**	**0**	**0**	**0**	**409.986**
403	18	00	00	Impuestos indirectos	121.455	0	0	0	0	0	121.455
403	18	01	00	Impuesto al valor agregado	121.455	0	0	0	0	0	121.455
403	99	00	00	Otros servicios no personales	288.531	0	0	0	0	0	288.531
403	99	01	00	Otros servicios no personales	288.531	0	0	0	0	0	288.531
				Totales	**1.310.646**	**0**	**0**	**0**	**0**	**0**	**1.310.646**

68

Ministerio del Poder Popular de Industrias

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**288.530.672**	**0**	**0**	**0**	**0**	**0**	**288.530.672**
401	01	00	00	Sueldos, salarios y otras retribuciones	34.773.041	0	0	0	0	0	34.773.041
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	24.664.468	0	0	0	0	0	24.664.468
401	01	03	00	Suplencias a empleados	25.000	0	0	0	0	0	25.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.224.348	0	0	0	0	0	1.224.348
401	01	13	00	Suplencias a obreros	25.000	0	0	0	0	0	25.000
401	01	18	00	Remuneraciones al personal contratado	6.252.514	0	0	0	0	0	6.252.514
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	245.640	0	0	0	0	0	245.640
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.336.071	0	0	0	0	0	2.336.071
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	213.066	0	0	0	0	0	213.066
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	194.670	0	0	0	0	0	194.670
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	18.396	0	0	0	0	0	18.396
401	03	00	00	Primas	38.930.370	0	0	0	0	0	38.930.370
401	03	04	00	Primas por hijos a empleados	348.000	0	0	0	0	0	348.000
401	03	08	00	Primas de profesionalización a empleados	2.917.859	0	0	0	0	0	2.917.859
401	03	09	00	Primas por antigüedad a empleados	1.651.458	0	0	0	0	0	1.651.458
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.744.638	0	0	0	0	0	6.744.638
401	03	19	00	Primas por hijos de obreros	151.200	0	0	0	0	0	151.200
401	03	21	00	Primas por antigüedad a obreros	153.208	0	0	0	0	0	153.208
401	03	22	00	Primas de profesionalización a obreros	15.607	0	0	0	0	0	15.607
401	03	97	00	Otras primas a empleados	25.852.800	0	0	0	0	0	25.852.800
401	03	98	00	Otras primas a obreros	1.095.600	0	0	0	0	0	1.095.600
401	04	00	00	Complementos de sueldos y salarios	100.775.923	0	0	0	0	0	100.775.923
401	04	08	00	Bono compensatorio de alimentación a empleados	25.710.750	0	0	0	0	0	25.710.750
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	100.000	0	0	0	0	0	100.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	100.000	0	0	0	0	0	100.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.374.750	0	0	0	0	0	1.374.750
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	150.000	0	0	0	0	0	150.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.802.500	0	0	0	0	0	3.802.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	3.305.250	0	0	0	0	0	3.305.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	6.612.194	0	0	0	0	0	6.612.194
401	04	96	00	Otros complementos a empleados	53.491.750	0	0	0	0	0	53.491.750
401	04	97	00	Otros complementos a obreros	1.754.140	0	0	0	0	0	1.754.140
401	04	98	00	Otros complementos al personal contratado	4.374.589	0	0	0	0	0	4.374.589
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	36.795.226	0	0	0	0	0	36.795.226
401	05	01	00	Aguinaldos a empleados	20.075.979	0	0	0	0	0	20.075.979
401	05	03	00	Bono vacacional a empleados	9.617.925	0	0	0	0	0	9.617.925
401	05	04	00	Aguinaldos a obreros	701.656	0	0	0	0	0	701.656
401	05	06	00	Bono vacacional a obreros	299.466	0	0	0	0	0	299.466
401	05	07	00	Aguinaldos al personal contratado	1.749.835	0	0	0	0	0	1.749.835
401	05	08	00	Bono vacacional al personal contratado	746.828	0	0	0	0	0	746.828
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	28.145	0	0	0	0	0	28.145
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	12.012	0	0	0	0	0	12.012
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.503.939	0	0	0	0	0	2.503.939
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.059.441	0	0	0	0	0	1.059.441
401	06	00	00	Aportes patronales y legales	16.558.745	0	0	0	0	0	16.558.745
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.837.962	0	0	0	0	0	8.837.962
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.396.695	0	0	0	0	0	2.396.695
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.789.849	0	0	0	0	0	1.789.849
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.608.858	0	0	0	0	0	1.608.858
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	275.787	0	0	0	0	0	275.787
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	75.215	0	0	0	0	0	75.215
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	50.143	0	0	0	0	0	50.143
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	50.143	0	0	0	0	0	50.143
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	11.062	0	0	0	0	0	11.062
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.017	0	0	0	0	0	3.017
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.011	0	0	0	0	0	2.011
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	993.961	0	0	0	0	0	993.961
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	285.062	0	0	0	0	0	285.062

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	178.980	0	0	0	0	0	178.980
401	07	00	00	Asistencia socio-económica	37.532.236	0	0	0	0	0	37.532.236
401	07	01	00	Capacitación y adiestramiento a empleados	40.000	0	0	0	0	0	40.000
401	07	02	00	Becas a empleados	544.200	0	0	0	0	0	544.200
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	0	1.000
401	07	05	00	Ayudas por defunción a empleados	1.000	0	0	0	0	0	1.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.733.380	0	0	0	0	0	9.733.380
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	17.478.967	0	0	0	0	0	17.478.967
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.590.000	0	0	0	0	0	1.590.000
401	07	10	00	Dotación de uniformes a empleados	525.000	0	0	0	0	0	525.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.646.480	0	0	0	0	0	1.646.480
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.436.000	0	0	0	0	0	1.436.000
401	07	18	00	Becas a obreros	61.200	0	0	0	0	0	61.200
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	0	1.000
401	07	21	00	Ayudas por defunción a obreros	1.000	0	0	0	0	0	1.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	300.859	0	0	0	0	0	300.859
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	300.000	0	0	0	0	0	300.000
401	07	26	00	Dotación de uniformes a obreros	350.000	0	0	0	0	0	350.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	390.360	0	0	0	0	0	390.360
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	360.000	0	0	0	0	0	360.000
401	07	33	00	Asistencia socio-económica al personal contratado	1.688.179	0	0	0	0	0	1.688.179
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	12.069	0	0	0	0	0	12.069
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.069.542	0	0	0	0	0	1.069.542
401	08	00	00	Prestaciones sociales e indemnizaciones	22.952.065	0	0	0	0	0	22.952.065
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	18.723.211	0	0	0	0	0	18.723.211
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	584.713	0	0	0	0	0	584.713
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.458.196	0	0	0	0	0	1.458.196
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	23.455	0	0	0	0	0	23.455

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.162.490	0	0	0	0	0	2.162.490
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**18.665.171**	**0**	**0**	**0**	**0**	**0**	**18.665.171**
402	01	00	00	Productos alimenticios y agropecuarios	1.907.505	0	0	0	0	0	1.907.505
402	01	01	00	Alimentos y bebidas para personas	1.907.505	0	0	0	0	0	1.907.505
402	02	00	00	Productos de minas, canteras y yacimientos	25.144	0	0	0	0	0	25.144
402	02	05	00	Piedra, arcilla, arena y tierra	25.144	0	0	0	0	0	25.144
402	03	00	00	Textiles y vestuarios	418.734	0	0	0	0	0	418.734
402	03	01	00	Textiles	25.144	0	0	0	0	0	25.144
402	03	02	00	Prendas de vestir	393.590	0	0	0	0	0	393.590
402	04	00	00	Productos de cuero y caucho	236.691	0	0	0	0	0	236.691
402	04	02	00	Productos de cuero y sucedáneos del cuero	8.381	0	0	0	0	0	8.381
402	04	03	00	Cauchos y tripas para vehículos	228.310	0	0	0	0	0	228.310
402	05	00	00	Productos de papel, cartón e impresos	3.693.608	0	0	0	0	0	3.693.608
402	05	01	00	Pulpa de madera, papel y cartón	568.116	0	0	0	0	0	568.116
402	05	02	00	Envases y cajas de papel y cartón	498.694	0	0	0	0	0	498.694
402	05	03	00	Productos de papel y cartón para oficina	1.341.522	0	0	0	0	0	1.341.522
402	05	04	00	Libros, revistas y periódicos	153.738	0	0	0	0	0	153.738
402	05	05	00	Material de enseñanza	294.825	0	0	0	0	0	294.825
402	05	06	00	Productos de papel y cartón para computación	20.575	0	0	0	0	0	20.575
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	648.510	0	0	0	0	0	648.510
402	05	99	00	Otros productos de pulpa, papel y cartón	167.628	0	0	0	0	0	167.628
402	06	00	00	Productos químicos y derivados	1.375.514	0	0	0	0	0	1.375.514
402	06	01	00	Sustancias químicas y de uso industrial	209.535	0	0	0	0	0	209.535
402	06	02	00	Abonos, plaguicidas y otros	83.814	0	0	0	0	0	83.814
402	06	03	00	Tintas, pinturas y colorantes	75.433	0	0	0	0	0	75.433
402	06	04	00	Productos farmacéuticos y medicamentos	164.276	0	0	0	0	0	164.276
402	06	05	00	Productos de tocador	41.069	0	0	0	0	0	41.069
402	06	06	00	Combustibles y lubricantes	82.976	0	0	0	0	0	82.976
402	06	08	00	Productos plásticos	701.648	0	0	0	0	0	701.648
402	06	99	00	Otros productos de la industria química y conexos	16.763	0	0	0	0	0	16.763
402	07	00	00	Productos minerales no metálicos	628.605	0	0	0	0	0	628.605

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	01	00	Productos de barro, loza y porcelana	184.391	0	0	0	0	0	184.391
402	07	02	00	Vidrios y productos de vidrio	419.071	0	0	0	0	0	419.071
402	07	03	00	Productos de arcilla para construcción	8.381	0	0	0	0	0	8.381
402	07	04	00	Cemento, cal y yeso	8.381	0	0	0	0	0	8.381
402	07	99	00	Otros productos minerales no metálicos	8.381	0	0	0	0	0	8.381
402	08	00	00	Productos metálicos	837.748	0	0	0	0	0	837.748
402	08	02	00	Productos de metales no ferrosos	16.763	0	0	0	0	0	16.763
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	100.577	0	0	0	0	0	100.577
402	08	04	00	Productos metálicos estructurales	75.433	0	0	0	0	0	75.433
402	08	05	00	Materiales de orden público, seguridad y defensa	83.814	0	0	0	0	0	83.814
402	08	07	00	Material de señalamiento	12.572	0	0	0	0	0	12.572
402	08	08	00	Material de educación	98.758	0	0	0	0	0	98.758
402	08	09	00	Repuestos y accesorios para equipos de transporte	215.151	0	0	0	0	0	215.151
402	08	10	00	Repuestos y accesorios para otros equipos	217.917	0	0	0	0	0	217.917
402	08	99	00	Otros productos metálicos	16.763	0	0	0	0	0	16.763
402	09	00	00	Productos de madera	209.534	0	0	0	0	0	209.534
402	09	01	00	Productos primarios de madera	150.865	0	0	0	0	0	150.865
402	09	02	00	Muebles y accesorios de madera para edificaciones	50.288	0	0	0	0	0	50.288
402	09	99	00	Otros productos de madera	8.381	0	0	0	0	0	8.381
402	10	00	00	Productos varios y útiles diversos	9.248.274	0	0	0	0	0	9.248.274
402	10	01	00	Artículos de deporte, recreación y juguetes	150.865	0	0	0	0	0	150.865
402	10	02	00	Materiales y útiles de limpieza y aseo	208.777	0	0	0	0	0	208.777
402	10	03	00	Utensilios de cocina y comedor	83.814	0	0	0	0	0	83.814
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	167.628	0	0	0	0	0	167.628
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.440.019	0	0	0	0	0	1.440.019
402	10	06	00	Condecoraciones, ofrendas y similares	124.606	0	0	0	0	0	124.606
402	10	07	00	Productos de seguridad en el trabajo	108.958	0	0	0	0	0	108.958
402	10	08	00	Materiales para equipos de computación	5.162.843	0	0	0	0	0	5.162.843
402	10	09	00	Especies timbradas y valores	1.676	0	0	0	0	0	1.676
402	10	11	00	Materiales eléctricos	836.839	0	0	0	0	0	836.839
402	10	12	00	Materiales para instalaciones sanitarias	416.643	0	0	0	0	0	416.643

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	13	00	Materiales fotográficos	45.264	0	0	0	0	0	45.264
402	10	99	00	Otros productos y útiles diversos	500.342	0	0	0	0	0	500.342
402	99	00	00	Otros materiales y suministros	83.814	0	0	0	0	0	83.814
402	99	01	00	Otros materiales y suministros	83.814	0	0	0	0	0	83.814
403	**00**	**00**	**00**	**Servicios no personales**	**30.636.139**	**0**	**0**	**0**	**0**	**0**	**30.636.139**
403	01	00	00	Alquileres de inmuebles	167.628	0	0	0	0	0	167.628
403	01	01	00	Alquileres de edificios y locales	125.721	0	0	0	0	0	125.721
403	01	02	00	Alquileres de instalaciones culturales y recreativas	41.907	0	0	0	0	0	41.907
403	02	00	00	Alquileres de maquinaria y equipos	1.315.882	0	0	0	0	0	1.315.882
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	20.954	0	0	0	0	0	20.954
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	37.716	0	0	0	0	0	37.716
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	586.699	0	0	0	0	0	586.699
403	02	99	00	Alquileres de otras maquinaria y equipos	670.513	0	0	0	0	0	670.513
403	04	00	00	Servicios básicos	1.158.694	0	0	0	0	0	1.158.694
403	04	01	00	Electricidad	270.122	0	0	0	0	0	270.122
403	04	03	00	Agua	426.694	0	0	0	0	0	426.694
403	04	04	00	Teléfonos	262.498	0	0	0	0	0	262.498
403	04	05	00	Servicio de comunicaciones	166.576	0	0	0	0	0	166.576
403	04	06	00	Servicio de aseo urbano y domiciliario	20.232	0	0	0	0	0	20.232
403	04	07	00	Servicio de condominio	12.572	0	0	0	0	0	12.572
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	502.884	0	0	0	0	0	502.884
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	167.628	0	0	0	0	0	167.628
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	167.628	0	0	0	0	0	167.628
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	167.628	0	0	0	0	0	167.628
403	06	00	00	Servicios de transporte y almacenaje	245.397	0	0	0	0	0	245.397
403	06	01	00	Fletes y embalajes	207.262	0	0	0	0	0	207.262
403	06	03	00	Estacionamiento	29.335	0	0	0	0	0	29.335
403	06	04	00	Peaje	419	0	0	0	0	0	419
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	8.381	0	0	0	0	0	8.381
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.144.010	0	0	0	0	0	3.144.010
403	07	01	00	Publicidad y propaganda	501.172	0	0	0	0	0	501.172

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	744.955	0	0	0	0	0	744.955
403	07	03	00	Relaciones sociales	1.723.770	0	0	0	0	0	1.723.770
403	07	04	00	Avisos	174.113	0	0	0	0	0	174.113
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	716.580	0	0	0	0	0	716.580
403	08	01	00	Primas y gastos de seguros	419.071	0	0	0	0	0	419.071
403	08	02	00	Comisiones y gastos bancarios	3.834	0	0	0	0	0	3.834
403	08	03	00	Comisiones y gastos de adquisición de seguros	293.675	0	0	0	0	0	293.675
403	09	00	00	Viáticos y pasajes	9.397.785	0	0	0	0	0	9.397.785
403	09	01	00	Viáticos y pasajes dentro del país	8.605.340	0	0	0	0	0	8.605.340
403	09	02	00	Viáticos y pasajes fuera del país	586.699	0	0	0	0	0	586.699
403	09	03	00	Asignación por kilómetros recorridos	205.746	0	0	0	0	0	205.746
403	10	00	00	Servicios profesionales y técnicos	2.416.165	0	0	0	0	0	2.416.165
403	10	01	00	Servicios jurídicos	41.907	0	0	0	0	0	41.907
403	10	02	00	Servicios de contabilidad y auditoría	168	0	0	0	0	0	168
403	10	03	00	Servicios de procesamiento de datos	995.159	0	0	0	0	0	995.159
403	10	04	00	Servicios de ingeniería y arquitectónicos	168	0	0	0	0	0	168
403	10	07	00	Servicios de capacitación y adiestramiento	309.255	0	0	0	0	0	309.255
403	10	09	00	Servicios de lavandería y tintorería	838	0	0	0	0	0	838
403	10	99	00	Otros servicios profesionales y técnicos	1.068.670	0	0	0	0	0	1.068.670
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.131.490	0	0	0	0	0	1.131.490
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	125.721	0	0	0	0	0	125.721
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	544.792	0	0	0	0	0	544.792
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	41.907	0	0	0	0	0	41.907
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	251.442	0	0	0	0	0	251.442
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	167.628	0	0	0	0	0	167.628
403	12	00	00	Conservación y reparaciones menores de obras	670.513	0	0	0	0	0	670.513
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	670.513	0	0	0	0	0	670.513
403	15	00	00	Servicios fiscales	590.775	0	0	0	0	0	590.775
403	15	01	00	Derechos de importación y servicios aduaneros	298.942	0	0	0	0	0	298.942
403	15	02	00	Tasas y otros derechos obligatorios	291.833	0	0	0	0	0	291.833

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.084.000	0	0	0	0	0	3.084.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.084.000	0	0	0	0	0	3.084.000
403	18	00	00	Impuestos indirectos	4.071.119	0	0	0	0	0	4.071.119
403	18	01	00	Impuesto al valor agregado	3.641.125	0	0	0	0	0	3.641.125
403	18	99	00	Otros impuestos indirectos	429.994	0	0	0	0	0	429.994
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	687.960	0	0	0	0	0	687.960
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	687.960	0	0	0	0	0	687.960
403	99	00	00	Otros servicios no personales	1.335.257	0	0	0	0	0	1.335.257
403	99	01	00	Otros servicios no personales	1.335.257	0	0	0	0	0	1.335.257
404	**00**	**00**	**00**	**Activos reales**	**14.618.840**	**0**	**0**	**0**	**0**	**0**	**14.618.840**
404	01	00	00	Repuestos y reparaciones mayores	1.223.686	0	0	0	0	0	1.223.686
404	01	01	00	Repuestos mayores	1.223.686	0	0	0	0	0	1.223.686
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	611.843	0	0	0	0	0	611.843
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	192.773	0	0	0	0	0	192.773
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	209.535	0	0	0	0	0	209.535
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	209.535	0	0	0	0	0	209.535
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	544.791	0	0	0	0	0	544.791
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	251.442	0	0	0	0	0	251.442
404	03	05	00	Maquinaria y equipos industriales y de taller	41.907	0	0	0	0	0	41.907
404	03	06	00	Maquinaria y equipos de energía	251.442	0	0	0	0	0	251.442
404	04	00	00	Equipos de transporte, tracción y elevación	310.112	0	0	0	0	0	310.112
404	04	01	00	Vehículos automotores terrestres	293.349	0	0	0	0	0	293.349
404	04	05	00	Vehículos de tracción no motorizados	16.763	0	0	0	0	0	16.763
404	05	00	00	Equipos de comunicaciones y de señalamiento	249.926	0	0	0	0	0	249.926
404	05	01	00	Equipos de telecomunicaciones	249.926	0	0	0	0	0	249.926
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	604.967	0	0	0	0	0	604.967
404	07	01	00	Equipos científicos y de laboratorio	251.442	0	0	0	0	0	251.442
404	07	02	00	Equipos de enseñanza, deporte y recreación	251.442	0	0	0	0	0	251.442
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	41.907	0	0	0	0	0	41.907
404	07	06	00	Instrumentos musicales y equipos de audio	60.176	0	0	0	0	0	60.176
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.517.730	0	0	0	0	0	11.517.730

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	4.293.406	0	0	0	0	0	4.293.406
404	09	02	00	Equipos de computación	7.066.442	0	0	0	0	0	7.066.442
404	09	03	00	Mobiliario y equipos de alojamiento	157.882	0	0	0	0	0	157.882
404	99	00	00	Otros activos reales	167.628	0	0	0	0	0	167.628
404	99	01	00	Otros activos reales	167.628	0	0	0	0	0	167.628
407	**00**	**00**	**00**	**Transferencias y donaciones**	**846.962.470**	**3.656.691.755**	**0**	**0**	**0**	**0**	**4.503.654.225**
407	01	00	00	Transferencias y donaciones corrientes internas	587.794.819	0	0	0	0	0	587.794.819
407	01	01	00	Transferencias corrientes internas al sector privado	507.459	0	0	0	0	0	507.459
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	242.167	0	0	0	0	0	242.167
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	60.542	0	0	0	0	0	60.542
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	204.750	0	0	0	0	0	204.750
407	01	03	00	Transferencias corrientes internas al sector público	587.287.360	0	0	0	0	0	587.287.360
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	378.469.016	0	0	0	0	0	378.469.016
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	208.818.344	0	0	0	0	0	208.818.344
407	03	00	00	Transferencias y donaciones de capital internas	259.167.651	3.656.691.755	0	0	0	0	3.915.859.406
407	03	03	00	Transferencias de capital internas al sector público	259.167.651	3.656.691.755	0	0	0	0	3.915.859.406
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	156.406.207	0	0	0	0	0	156.406.207
407	03	03	04	Transferencias de capital a entes descentralizados con fines empresariales petroleros	29.573.079	0	0	0	0	0	29.573.079
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	73.188.365	3.656.691.755	0	0	0	0	3.729.880.120
411	**00**	**00**	**00**	**Disminución de pasivos**	**586.708**	**0**	**0**	**0**	**0**	**0**	**586.708**
411	11	00	00	Obligaciones de ejercicios anteriores	586.708	0	0	0	0	0	586.708
411	11	04	00	Compromisos pendientes de ejercicios anteriores	586.708	0	0	0	0	0	586.708
				Totales	**1.200.000.000**	**3.656.691.755**	**0**	**0**	**0**	**0**	**4.856.691.755**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119217 680020000 FORTALECIMIENTO Y AMPLIACIÓN DE LA TAQUILLA ÚNICA DE TRÁMITES PARA LA PRODUCCIÓN DE LAS UNIDADES SOCIO PRODUCTIVAS

OBJETIVO DEL PROYECTO: FORTALECER Y AMPLIAR LAS TAQUILLAS ÚNICAS PARA LA PRODUCCIÓN, CON LA FINALIDAD DE AGILIZAR LAS GESTIONES LEGALES EFECTUADAS POR LAS UNIDADES SOCIO PRODUCTIVAS Y DAR CUMPLIMIENTO A LA LEY ESPECIAL DE TRÁMITES ADMINISTRATIVOS

UNIDAD DE MEDIDA: TRÁMITE **META:** 131.250

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.811.274**	**0**	**0**	**0**	**0**	**0**	**2.811.274**
402	01	00	00	Productos alimenticios y agropecuarios	74.069	0	0	0	0	0	74.069
402	01	01	00	Alimentos y bebidas para personas	74.069	0	0	0	0	0	74.069
402	05	00	00	Productos de papel, cartón e impresos	749.883	0	0	0	0	0	749.883
402	05	01	00	Pulpa de madera, papel y cartón	65.838	0	0	0	0	0	65.838
402	05	03	00	Productos de papel y cartón para oficina	506.380	0	0	0	0	0	506.380
402	05	05	00	Material de enseñanza	41.149	0	0	0	0	0	41.149
402	05	06	00	Productos de papel y cartón para computación	12.345	0	0	0	0	0	12.345
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	124.171	0	0	0	0	0	124.171
402	06	00	00	Productos químicos y derivados	32.919	0	0	0	0	0	32.919
402	06	08	00	Productos plásticos	32.919	0	0	0	0	0	32.919
402	10	00	00	Productos varios y útiles diversos	1.954.403	0	0	0	0	0	1.954.403
402	10	02	00	Materiales y útiles de limpieza y aseo	41.149	0	0	0	0	0	41.149
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	223.028	0	0	0	0	0	223.028
402	10	08	00	Materiales para equipos de computación	1.673.766	0	0	0	0	0	1.673.766
402	10	13	00	Materiales fotográficos	4.115	0	0	0	0	0	4.115
402	10	99	00	Otros productos y útiles diversos	12.345	0	0	0	0	0	12.345
403	**00**	**00**	**00**	**Servicios no personales**	**2.621.980**	**0**	**0**	**0**	**0**	**0**	**2.621.980**
403	04	00	00	Servicios básicos	411.491	0	0	0	0	0	411.491
403	04	01	00	Electricidad	123.447	0	0	0	0	0	123.447
403	04	03	00	Agua	41.149	0	0	0	0	0	41.149
403	04	04	00	Teléfonos	82.298	0	0	0	0	0	82.298
403	04	05	00	Servicio de comunicaciones	148.137	0	0	0	0	0	148.137
403	04	06	00	Servicio de aseo urbano y domiciliario	16.460	0	0	0	0	0	16.460
403	07	00	00	Servicios de información, impresión y relaciones públicas	416.379	0	0	0	0	0	416.379
403	07	01	00	Publicidad y propaganda	41.149	0	0	0	0	0	41.149
403	07	02	00	Imprenta y reproducción	364.531	0	0	0	0	0	364.531
403	07	03	00	Relaciones sociales	10.699	0	0	0	0	0	10.699
403	09	00	00	Viáticos y pasajes	521.730	0	0	0	0	0	521.730

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119217 680020000 FORTALECIMIENTO Y AMPLIACIÓN DE LA TAQUILLA ÚNICA DE TRÁMITES PARA LA PRODUCCIÓN DE LAS UNIDADES SOCIO PRODUCTIVAS

OBJETIVO DEL PROYECTO: FORTALECER Y AMPLIAR LAS TAQUILLAS ÚNICAS PARA LA PRODUCCIÓN, CON LA FINALIDAD DE AGILIZAR LAS GESTIONES LEGALES EFECTUADAS POR LAS UNIDADES SOCIO PRODUCTIVAS Y DAR CUMPLIMIENTO A LA LEY ESPECIAL DE TRÁMITES ADMINISTRATIVOS

UNIDAD DE MEDIDA: TRÁMITE

META: 131.250

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	521.730	0	0	0	0	0	521.730
403	10	00	00	Servicios profesionales y técnicos	65.838	0	0	0	0	0	65.838
403	10	99	00	Otros servicios profesionales y técnicos	65.838	0	0	0	0	0	65.838
403	18	00	00	Impuestos indirectos	1.206.542	0	0	0	0	0	1.206.542
403	18	01	00	Impuesto al valor agregado	1.206.542	0	0	0	0	0	1.206.542
404	**00**	**00**	**00**	**Activos reales**	**4.027.744**	**0**	**0**	**0**	**0**	**0**	**4.027.744**
404	05	00	00	Equipos de comunicaciones y de señalamiento	82.298	0	0	0	0	0	82.298
404	05	01	00	Equipos de telecomunicaciones	82.298	0	0	0	0	0	82.298
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.945.446	0	0	0	0	0	3.945.446
404	09	01	00	Mobiliario y equipos de oficina	3.706.781	0	0	0	0	0	3.706.781
404	09	02	00	Equipos de computación	164.597	0	0	0	0	0	164.597
404	09	03	00	Mobiliario y equipos de alojamiento	74.068	0	0	0	0	0	74.068
				Totales	**9.460.998**	**0**	**0**	**0**	**0**	**0**	**9.460.998**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119217 680020000 FORTALECIMIENTO Y AMPLIACIÓN DE LA TAQUILLA ÚNICA DE TRÁMITES PARA LA PRODUCCIÓN DE LAS UNIDADES SOCIO PRODUCTIVAS

OBJETIVO DEL PROYECTO: FORTALECER Y AMPLIAR LAS TAQUILLAS ÚNICAS PARA LA PRODUCCIÓN, CON LA FINALIDAD DE AGILIZAR LAS GESTIONES LEGALES EFECTUADAS POR LAS UNIDADES SOCIO PRODUCTIVAS Y DAR CUMPLIMIENTO A LA LEY ESPECIAL DE TRÁMITES ADMINISTRATIVOS

UNIDAD DE MEDIDA: TRÁMITE **META:** 131.250

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119217 680020000 FORTALECIMIENTO Y AMPLIACIÓN DE LA TAQUILLA ÚNICA DE TRÁMITES PARA LA PRODUCCIÓN DE LAS UNIDADES SOCIO PRODUCTIVAS

OBJETIVO DEL PROYECTO: FORTALECER Y AMPLIAR LAS TAQUILLAS ÚNICAS PARA LA PRODUCCIÓN, CON LA FINALIDAD DE AGILIZAR LAS GESTIONES LEGALES EFECTUADAS POR LAS UNIDADES SOCIO PRODUCTIVAS Y DAR CUMPLIMIENTO A LA LEY ESPECIAL DE TRÁMITES ADMINISTRATIVOS

UNIDAD DE MEDIDA: TRÁMITE **META:** 131.250

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680020001 DISEÑO DE HERRAMIENTAS METODOLÓGICAS PARA EL ACOMPAÑAMIENTO DE LOS TRÁMITES DE LA TAQUILLA ÚNICA (DISTRITO CAPITAL Y ZULIA), QUE IMPACTAN AL SISTEMA SOCIO PRODUCTIVO

UNIDAD DE MEDIDA: FICHA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**87.829**	**0**	**0**	**0**	**0**	**0**	**87.829**
402	05	00	00	Productos de papel, cartón e impresos	34.335	0	0	0	0	0	34.335
402	05	06	00	Productos de papel y cartón para computación	12.345	0	0	0	0	0	12.345
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	21.990	0	0	0	0	0	21.990
402	10	00	00	Productos varios y útiles diversos	53.494	0	0	0	0	0	53.494
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.345	0	0	0	0	0	12.345
402	10	08	00	Materiales para equipos de computación	41.149	0	0	0	0	0	41.149
403	**00**	**00**	**00**	**Servicios no personales**	**63.600**	**0**	**0**	**0**	**0**	**0**	**63.600**
403	07	00	00	Servicios de información, impresión y relaciones públicas	45.429	0	0	0	0	0	45.429
403	07	02	00	Imprenta y reproducción	45.429	0	0	0	0	0	45.429
403	18	00	00	Impuestos indirectos	18.171	0	0	0	0	0	18.171
403	18	01	00	Impuesto al valor agregado	18.171	0	0	0	0	0	18.171
				Totales	**151.429**	**0**	**0**	**0**	**0**	**0**	**151.429**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119217 680020000 FORTALECIMIENTO Y AMPLIACIÓN DE LA TAQUILLA ÚNICA DE TRÁMITES PARA LA PRODUCCIÓN DE LAS UNIDADES SOCIO PRODUCTIVAS

OBJETIVO DEL PROYECTO: FORTALECER Y AMPLIAR LAS TAQUILLAS ÚNICAS PARA LA PRODUCCIÓN, CON LA FINALIDAD DE AGILIZAR LAS GESTIONES LEGALES EFECTUADAS POR LAS UNIDADES SOCIO PRODUCTIVAS Y DAR CUMPLIMIENTO A LA LEY ESPECIAL DE TRÁMITES ADMINISTRATIVOS

UNIDAD DE MEDIDA: TRÁMITE **META:** 131.250

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680020002 IMPLEMENTACIÓN DE HERRAMIENTAS METODOLÓGICAS PARA EL ACOMPAÑAMIENTO A LA TAQUILLA ÚNICA DE LOS ESTADOS DISTRITO CAPITAL Y ZULIA

UNIDAD DE MEDIDA: DIAGNÓSTICO **META:** 27

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**61.971**	**0**	**0**	**0**	**0**	**0**	**61.971**
402	01	00	00	Productos alimenticios y agropecuarios	24.690	0	0	0	0	0	24.690
402	01	01	00	Alimentos y bebidas para personas	24.690	0	0	0	0	0	24.690
402	05	00	00	Productos de papel, cartón e impresos	12.591	0	0	0	0	0	12.591
402	05	03	00	Productos de papel y cartón para oficina	12.591	0	0	0	0	0	12.591
402	10	00	00	Productos varios y útiles diversos	24.690	0	0	0	0	0	24.690
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.230	0	0	0	0	0	8.230
402	10	13	00	Materiales fotográficos	4.115	0	0	0	0	0	4.115
402	10	99	00	Otros productos y útiles diversos	12.345	0	0	0	0	0	12.345
403	**00**	**00**	**00**	**Servicios no personales**	**44.874**	**0**	**0**	**0**	**0**	**0**	**44.874**
403	09	00	00	Viáticos y pasajes	32.053	0	0	0	0	0	32.053
403	09	01	00	Viáticos y pasajes dentro del país	32.053	0	0	0	0	0	32.053
403	18	00	00	Impuestos indirectos	12.821	0	0	0	0	0	12.821
403	18	01	00	Impuesto al valor agregado	12.821	0	0	0	0	0	12.821
				Totales	**106.845**	**0**	**0**	**0**	**0**	**0**	**106.845**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **PROYECTO:** 119217 680020000 FORTALECIMIENTO Y AMPLIACIÓN DE LA TAQUILLA ÚNICA DE TRÁMITES PARA LA PRODUCCIÓN DE LAS UNIDADES SOCIO PRODUCTIVAS

OBJETIVO DEL PROYECTO: FORTALECER Y AMPLIAR LAS TAQUILLAS ÚNICAS PARA LA PRODUCCIÓN, CON LA FINALIDAD DE AGILIZAR LAS GESTIONES LEGALES EFECTUADAS POR LAS UNIDADES SOCIO PRODUCTIVAS Y DAR CUMPLIMIENTO A LA LEY ESPECIAL DE TRÁMITES ADMINISTRATIVOS

UNIDAD DE MEDIDA: TRÁMITE **META:** 131.250

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680020003 SIMPLIFICACIÓN DE LOS TRÁMITES QUE SE REALIZAN EN LAS TAQUILLAS ÚNICAS INSTALADAS EN LOS ESTADOS DISTRITO CAPITAL Y ZULIA.

UNIDAD DE MEDIDA: TRÁMITE **META:** 131.250

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.090.195**	**0**	**0**	**0**	**0**	0	**2.090.195**
402	01	00	00	Productos alimenticios y agropecuarios	8.230	0	0	0	0	0	8.230
402	01	01	00	Alimentos y bebidas para personas	8.230	0	0	0	0	0	8.230
402	05	00	00	Productos de papel, cartón e impresos	452.640	0	0	0	0	0	452.640
402	05	01	00	Pulpa de madera, papel y cartón	41.149	0	0	0	0	0	41.149
402	05	03	00	Productos de papel y cartón para oficina	411.491	0	0	0	0	0	411.491
402	06	00	00	Productos químicos y derivados	24.689	0	0	0	0	0	24.689
402	06	08	00	Productos plásticos	24.689	0	0	0	0	0	24.689
402	10	00	00	Productos varios y útiles diversos	1.604.636	0	0	0	0	0	1.604.636
402	10	02	00	Materiales y útiles de limpieza y aseo	16.460	0	0	0	0	0	16.460
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	82.298	0	0	0	0	0	82.298
402	10	08	00	Materiales para equipos de computación	1.505.878	0	0	0	0	0	1.505.878
403	**00**	**00**	**00**	**Servicios no personales**	**1.513.589**	**0**	**0**	**0**	**0**	0	**1.513.589**
403	04	00	00	Servicios básicos	411.491	0	0	0	0	0	411.491
403	04	01	00	Electricidad	123.447	0	0	0	0	0	123.447
403	04	03	00	Agua	41.149	0	0	0	0	0	41.149
403	04	04	00	Teléfonos	82.298	0	0	0	0	0	82.298
403	04	05	00	Servicio de comunicaciones	148.137	0	0	0	0	0	148.137
403	04	06	00	Servicio de aseo urbano y domiciliario	16.460	0	0	0	0	0	16.460
403	07	00	00	Servicios de información, impresión y relaciones públicas	90.528	0	0	0	0	0	90.528
403	07	01	00	Publicidad y propaganda	24.689	0	0	0	0	0	24.689
403	07	02	00	Imprenta y reproducción	65.839	0	0	0	0	0	65.839
403	09	00	00	Viáticos y pasajes	382.690	0	0	0	0	0	382.690
403	09	01	00	Viáticos y pasajes dentro del país	382.690	0	0	0	0	0	382.690

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119217 680020000 FORTALECIMIENTO Y AMPLIACIÓN DE LA TAQUILLA ÚNICA DE TRÁMITES PARA LA PRODUCCIÓN DE LAS UNIDADES SOCIO PRODUCTIVAS

OBJETIVO DEL PROYECTO: FORTALECER Y AMPLIAR LAS TAQUILLAS ÚNICAS PARA LA PRODUCCIÓN, CON LA FINALIDAD DE AGILIZAR LAS GESTIONES LEGALES EFECTUADAS POR LAS UNIDADES SOCIO PRODUCTIVAS Y DAR CUMPLIMIENTO A LA LEY ESPECIAL DE TRÁMITES ADMINISTRATIVOS

UNIDAD DE MEDIDA: TRÁMITE **META:** 131.250

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680020003 SIMPLIFICACIÓN DE LOS TRÁMITES QUE SE REALIZAN EN LAS TAQUILLAS ÚNICAS INSTALADAS EN LOS ESTADOS DISTRITO CAPITAL Y ZULIA.

UNIDAD DE MEDIDA: TRÁMITE **META:** 131.250

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	41.149	0	0	0	0	0	41.149
403	10	99	00	Otros servicios profesionales y técnicos	41.149	0	0	0	0	0	41.149
403	18	00	00	Impuestos indirectos	587.731	0	0	0	0	0	587.731
403	18	01	00	Impuesto al valor agregado	587.731	0	0	0	0	0	587.731
				Totales	**3.603.784**	**0**	**0**	**0**	**0**	**0**	**3.603.784**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119217 680020000 FORTALECIMIENTO Y AMPLIACIÓN DE LA TAQUILLA ÚNICA DE TRÁMITES PARA LA PRODUCCIÓN DE LAS UNIDADES SOCIO PRODUCTIVAS

OBJETIVO DEL PROYECTO: FORTALECER Y AMPLIAR LAS TAQUILLAS ÚNICAS PARA LA PRODUCCIÓN, CON LA FINALIDAD DE AGILIZAR LAS GESTIONES LEGALES EFECTUADAS POR LAS UNIDADES SOCIO PRODUCTIVAS Y DAR CUMPLIMIENTO A LA LEY ESPECIAL DE TRÁMITES ADMINISTRATIVOS

UNIDAD DE MEDIDA: TRÁMITE **META:** 131.250

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680020004 CREACIÓN DE CUATRO (4) TAQUILLAS ÚNICAS

UNIDAD DE MEDIDA: TAQUILLAS UNICAS DE REGISTRO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**164.595**	**0**	**0**	**0**	**0**	**0**	**164.595**
402	05	00	00	Productos de papel, cartón e impresos	49.378	0	0	0	0	0	49.378
402	05	01	00	Pulpa de madera, papel y cartón	24.689	0	0	0	0	0	24.689
402	05	03	00	Productos de papel y cartón para oficina	24.689	0	0	0	0	0	24.689
402	06	00	00	Productos químicos y derivados	8.230	0	0	0	0	0	8.230
402	06	08	00	Productos plásticos	8.230	0	0	0	0	0	8.230
402	10	00	00	Productos varios y útiles diversos	106.987	0	0	0	0	0	106.987
402	10	02	00	Materiales y útiles de limpieza y aseo	24.689	0	0	0	0	0	24.689
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	82.298	0	0	0	0	0	82.298
403	**00**	**00**	**00**	**Servicios no personales**	**705.417**	**0**	**0**	**0**	**0**	**0**	**705.417**
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.699	0	0	0	0	0	10.699
403	07	01	00	Publicidad y propaganda	8.230	0	0	0	0	0	8.230
403	07	03	00	Relaciones sociales	2.469	0	0	0	0	0	2.469
403	09	00	00	Viáticos y pasajes	82.298	0	0	0	0	0	82.298
403	09	01	00	Viáticos y pasajes dentro del país	82.298	0	0	0	0	0	82.298
403	10	00	00	Servicios profesionales y técnicos	24.689	0	0	0	0	0	24.689
403	10	99	00	Otros servicios profesionales y técnicos	24.689	0	0	0	0	0	24.689
403	18	00	00	Impuestos indirectos	587.731	0	0	0	0	0	587.731
403	18	01	00	Impuesto al valor agregado	587.731	0	0	0	0	0	587.731
404	**00**	**00**	**00**	**Activos reales**	**4.027.744**	**0**	**0**	**0**	**0**	**0**	**4.027.744**
404	05	00	00	Equipos de comunicaciones y de señalamiento	82.298	0	0	0	0	0	82.298
404	05	01	00	Equipos de telecomunicaciones	82.298	0	0	0	0	0	82.298
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.945.446	0	0	0	0	0	3.945.446
404	09	01	00	Mobiliario y equipos de oficina	3.706.781	0	0	0	0	0	3.706.781

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119217 680020000 FORTALECIMIENTO Y AMPLIACIÓN DE LA TAQUILLA ÚNICA DE TRÁMITES PARA LA PRODUCCIÓN DE LAS UNIDADES SOCIO PRODUCTIVAS

OBJETIVO DEL PROYECTO: FORTALECER Y AMPLIAR LAS TAQUILLAS ÚNICAS PARA LA PRODUCCIÓN, CON LA FINALIDAD DE AGILIZAR LAS GESTIONES LEGALES EFECTUADAS POR LAS UNIDADES SOCIO PRODUCTIVAS Y DAR CUMPLIMIENTO A LA LEY ESPECIAL DE TRÁMITES ADMINISTRATIVOS

UNIDAD DE MEDIDA: TRÁMITE **META:** 131.250

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680020004 CREACIÓN DE CUATRO (4) TAQUILLAS ÚNICAS

UNIDAD DE MEDIDA: TAQUILLAS UNICAS DE REGISTRO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	164.597	0	0	0	0	0	164.597
404	09	03	00	Mobiliario y equipos de alojamiento	74.068	0	0	0	0	0	74.068
				Totales	**4.897.756**	**0**	**0**	**0**	**0**	**0**	**4.897.756**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119217 680020000 FORTALECIMIENTO Y AMPLIACIÓN DE LA TAQUILLA ÚNICA DE TRÁMITES PARA LA PRODUCCIÓN DE LAS UNIDADES SOCIO PRODUCTIVAS

OBJETIVO DEL PROYECTO: FORTALECER Y AMPLIAR LAS TAQUILLAS ÚNICAS PARA LA PRODUCCIÓN, CON LA FINALIDAD DE AGILIZAR LAS GESTIONES LEGALES EFECTUADAS POR LAS UNIDADES SOCIO PRODUCTIVAS Y DAR CUMPLIMIENTO A LA LEY ESPECIAL DE TRÁMITES ADMINISTRATIVOS

UNIDAD DE MEDIDA: TRÁMITE **META:** 131.250

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680020005 SISTEMATIZACIÓN Y DIFUSIÓN DE LA INFORMACIÓN, A TRAVÉS DE IMPRESIONES PERIÓDICAS Y MEDIOS AUDIOVISUALES.

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**406.684**	**0**	**0**	**0**	**0**	**0**	**406.684**
402	01	00	00	Productos alimenticios y agropecuarios	41.149	0	0	0	0	0	41.149
402	01	01	00	Alimentos y bebidas para personas	41.149	0	0	0	0	0	41.149
402	05	00	00	Productos de papel, cartón e impresos	200.939	0	0	0	0	0	200.939
402	05	03	00	Productos de papel y cartón para oficina	57.609	0	0	0	0	0	57.609
402	05	05	00	Material de enseñanza	41.149	0	0	0	0	0	41.149
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	102.181	0	0	0	0	0	102.181
402	10	00	00	Productos varios y útiles diversos	164.596	0	0	0	0	0	164.596
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	37.857	0	0	0	0	0	37.857
402	10	08	00	Materiales para equipos de computación	126.739	0	0	0	0	0	126.739
403	**00**	**00**	**00**	**Servicios no personales**	**294.500**	**0**	**0**	**0**	**0**	**0**	**294.500**
403	07	00	00	Servicios de información, impresión y relaciones públicas	269.723	0	0	0	0	0	269.723
403	07	01	00	Publicidad y propaganda	8.230	0	0	0	0	0	8.230
403	07	02	00	Imprenta y reproducción	253.263	0	0	0	0	0	253.263
403	07	03	00	Relaciones sociales	8.230	0	0	0	0	0	8.230
403	09	00	00	Viáticos y pasajes	24.689	0	0	0	0	0	24.689
403	09	01	00	Viáticos y pasajes dentro del país	24.689	0	0	0	0	0	24.689
403	18	00	00	Impuestos indirectos	88	0	0	0	0	0	88
403	18	01	00	Impuesto al valor agregado	88	0	0	0	0	0	88
				Totales	**701.184**	**0**	**0**	**0**	**0**	**0**	**701.184**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **PROYECTO:** 119220 680021000 FORMACIÓN Y ASISTENCIA TÉCNICA A LAS PEQUEÑAS Y MEDIANAS INDUSTRIAS Y UNIDADES DE PROPIEDAD SOCIAL DIRECTAS E INDIRECTAS

OBJETIVO DEL PROYECTO: IMPULSAR LA FORMACIÓN, ASISTENCIA TÉCNICA Y ACOMPAÑAMIENTO A LAS PEQUEÑAS Y MEDIANAS INDUSTRIAS Y UNIDADES DE PROPIEDAD SOCIAL, CON EL PROPÓSITO DE FOMENTAR LA CALIDAD, PRODUCTIVIDAD Y ESCALAMIENTO EN LAS MISMAS

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.066.903**	**0**	**0**	**0**	**0**	**0**	**2.066.903**
402	01	00	00	Productos alimenticios y agropecuarios	243.602	0	0	0	0	0	243.602
402	01	01	00	Alimentos y bebidas para personas	243.602	0	0	0	0	0	243.602
402	05	00	00	Productos de papel, cartón e impresos	733.673	0	0	0	0	0	733.673
402	05	01	00	Pulpa de madera, papel y cartón	32.919	0	0	0	0	0	32.919
402	05	03	00	Productos de papel y cartón para oficina	363.133	0	0	0	0	0	363.133
402	05	04	00	Libros, revistas y periódicos	8.230	0	0	0	0	0	8.230
402	05	05	00	Material de enseñanza	253.676	0	0	0	0	0	253.676
402	05	06	00	Productos de papel y cartón para computación	8.230	0	0	0	0	0	8.230
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	67.485	0	0	0	0	0	67.485
402	08	00	00	Productos metálicos	98.758	0	0	0	0	0	98.758
402	08	08	00	Material de educación	98.758	0	0	0	0	0	98.758
402	10	00	00	Productos varios y útiles diversos	990.870	0	0	0	0	0	990.870
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	452.640	0	0	0	0	0	452.640
402	10	08	00	Materiales para equipos de computación	414.783	0	0	0	0	0	414.783
402	10	13	00	Materiales fotográficos	41.149	0	0	0	0	0	41.149
402	10	99	00	Otros productos y útiles diversos	82.298	0	0	0	0	0	82.298
403	**00**	**00**	**00**	**Servicios no personales**	**1.623.352**	**0**	**0**	**0**	**0**	**0**	**1.623.352**
403	07	00	00	Servicios de información, impresión y relaciones públicas	221.129	0	0	0	0	0	221.129
403	07	01	00	Publicidad y propaganda	40.952	0	0	0	0	0	40.952
403	07	02	00	Imprenta y reproducción	165.462	0	0	0	0	0	165.462
403	07	03	00	Relaciones sociales	8.230	0	0	0	0	0	8.230
403	07	04	00	Avisos	6.485	0	0	0	0	0	6.485
403	09	00	00	Viáticos y pasajes	959.390	0	0	0	0	0	959.390
403	09	01	00	Viáticos y pasajes dentro del país	959.390	0	0	0	0	0	959.390
403	18	00	00	Impuestos indirectos	442.833	0	0	0	0	0	442.833
403	18	01	00	Impuesto al valor agregado	141.224	0	0	0	0	0	141.224
403	18	99	00	Otros impuestos indirectos	301.609	0	0	0	0	0	301.609
				Totales	**3.690.255**	**0**	**0**	**0**	**0**	**0**	**3.690.255**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119220 680021000 FORMACIÓN Y ASISTENCIA TÉCNICA A LAS PEQUEÑAS Y MEDIANAS INDUSTRIAS Y UNIDADES DE PROPIEDAD SOCIAL DIRECTAS E INDIRECTAS

OBJETIVO DEL PROYECTO: IMPULSAR LA FORMACIÓN, ASISTENCIA TÉCNICA Y ACOMPAÑAMIENTO A LAS PEQUEÑAS Y MEDIANAS INDUSTRIAS Y UNIDADES DE PROPIEDAD SOCIAL, CON EL PROPÓSITO DE FOMENTAR LA CALIDAD, PRODUCTIVIDAD Y ESCALAMIENTO EN LAS MISMAS

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119220 680021000 FORMACIÓN Y ASISTENCIA TÉCNICA A LAS PEQUEÑAS Y MEDIANAS INDUSTRIAS Y UNIDADES DE PROPIEDAD SOCIAL DIRECTAS E INDIRECTAS

OBJETIVO DEL PROYECTO: IMPULSAR LA FORMACIÓN, ASISTENCIA TÉCNICA Y ACOMPAÑAMIENTO A LAS PEQUEÑAS Y MEDIANAS INDUSTRIAS Y UNIDADES DE PROPIEDAD SOCIAL, CON EL PROPÓSITO DE FOMENTAR LA CALIDAD, PRODUCTIVIDAD Y ESCALAMIENTO EN LAS MISMAS

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680021001 DISEÑO DE HERRAMIENTAS METODOLÓGICAS, PROGRAMAS DE FORMACIÓN Y ASISTENCIA TÉCNICA PARA ABORDAR A LAS PEQUEÑAS Y MEDIANAS INDUSTRIAS Y UNIDADES DE PROPIEDAD SOCIAL DIRECTA E INDIRECTAS

UNIDAD DE MEDIDA: FICHA **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**127.563**	**0**	**0**	**0**	**0**	0	**127.563**
402	05	00	00	Productos de papel, cartón e impresos	49.380	0	0	0	0	0	49.380
402	05	04	00	Libros, revistas y periódicos	8.230	0	0	0	0	0	8.230
402	05	05	00	Material de enseñanza	20.575	0	0	0	0	0	20.575
402	05	06	00	Productos de papel y cartón para computación	8.230	0	0	0	0	0	8.230
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	12.345	0	0	0	0	0	12.345
402	10	00	00	Productos varios y útiles diversos	78.183	0	0	0	0	0	78.183
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	37.034	0	0	0	0	0	37.034
402	10	08	00	Materiales para equipos de computación	41.149	0	0	0	0	0	41.149
403	**00**	**00**	**00**	**Servicios no personales**	**99.580**	**0**	**0**	**0**	**0**	0	**99.580**
403	07	00	00	Servicios de información, impresión y relaciones públicas	40.270	0	0	0	0	0	40.270
403	07	02	00	Imprenta y reproducción	33.785	0	0	0	0	0	33.785
403	07	04	00	Avisos	6.485	0	0	0	0	0	6.485
403	09	00	00	Viáticos y pasajes	32.053	0	0	0	0	0	32.053
403	09	01	00	Viáticos y pasajes dentro del país	32.053	0	0	0	0	0	32.053
403	18	00	00	Impuestos indirectos	27.257	0	0	0	0	0	27.257
403	18	01	00	Impuesto al valor agregado	27.257	0	0	0	0	0	27.257
				Totales	**227.143**	**0**	**0**	**0**	**0**	0	**227.143**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119220 680021000 FORMACIÓN Y ASISTENCIA TÉCNICA A LAS PEQUEÑAS Y MEDIANAS INDUSTRIAS Y UNIDADES DE PROPIEDAD SOCIAL DIRECTAS E INDIRECTAS

OBJETIVO DEL PROYECTO: IMPULSAR LA FORMACIÓN, ASISTENCIA TÉCNICA Y ACOMPAÑAMIENTO A LAS PEQUEÑAS Y MEDIANAS INDUSTRIAS Y UNIDADES DE PROPIEDAD SOCIAL, CON EL PROPÓSITO DE FOMENTAR LA CALIDAD, PRODUCTIVIDAD Y ESCALAMIENTO EN LAS MISMAS

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680021002 IMPLEMENTACIÓN DE HERRAMIENTAS METODOLÓGICAS, PROGRAMAS DE FORMACIÓN Y ASISTENCIA TÉCNICA, PARA APOYAR A LAS PEQUEÑAS Y MEDIANAS INDUSTRIAS Y UNIDADES DE PROPIEDAD SOCIAL DIRECTA E INDIRECTAS

UNIDAD DE MEDIDA: DIAGNÓSTICO **META:** 240

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**531.843**	**0**	**0**	**0**	**0**	0	**531.843**
402	01	00	00	Productos alimenticios y agropecuarios	41.149	0	0	0	0	0	41.149
402	01	01	00	Alimentos y bebidas para personas	41.149	0	0	0	0	0	41.149
402	05	00	00	Productos de papel, cartón e impresos	194.421	0	0	0	0	0	194.421
402	05	03	00	Productos de papel y cartón para oficina	194.421	0	0	0	0	0	194.421
402	10	00	00	Productos varios y útiles diversos	296.273	0	0	0	0	0	296.273
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	172.826	0	0	0	0	0	172.826
402	10	13	00	Materiales fotográficos	41.149	0	0	0	0	0	41.149
402	10	99	00	Otros productos y útiles diversos	82.298	0	0	0	0	0	82.298
403	**00**	**00**	**00**	**Servicios no personales**	**417.878**	**0**	**0**	**0**	0	0	**417.878**
403	09	00	00	Viáticos y pasajes	303.911	0	0	0	0	0	303.911
403	09	01	00	Viáticos y pasajes dentro del país	303.911	0	0	0	0	0	303.911
403	18	00	00	Impuestos indirectos	113.967	0	0	0	0	0	113.967
403	18	01	00	Impuesto al valor agregado	113.967	0	0	0	0	0	113.967
				Totales	**949.721**	**0**	**0**	**0**	**0**	0	**949.721**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **PROYECTO:** 119220 680021000 FORMACIÓN Y ASISTENCIA TÉCNICA A LAS PEQUEÑAS Y MEDIANAS INDUSTRIAS Y UNIDADES DE PROPIEDAD SOCIAL DIRECTAS E INDIRECTAS

OBJETIVO DEL PROYECTO: IMPULSAR LA FORMACIÓN, ASISTENCIA TÉCNICA Y ACOMPAÑAMIENTO A LAS PEQUEÑAS Y MEDIANAS INDUSTRIAS Y UNIDADES DE PROPIEDAD SOCIAL, CON EL PROPÓSITO DE FOMENTAR LA CALIDAD, PRODUCTIVIDAD Y ESCALAMIENTO EN LAS MISMAS

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680021003 REALIZACIÓN DE PROGRAMAS DE FORMACIÓN: TALLERES, CHARLAS, MESAS DE TRABAJO, CONVERSATORIOS, ASAMBLEAS PARTICIPATIVAS, ENTRE OTROS A LA CLASE TRABAJADORA DE LAS PEQUEÑAS Y MEDIANAS INDUSTRIAS Y UNIDADES DE PRODUCCIÓN SOCIAL DIRECTAS E INDIRECTAS, ASÍ COMO A LAS COMUNIDADES ALEDAÑAS

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**622.174**	**0**	**0**	**0**	**0**	0	**622.174**
402	01	00	00	Productos alimenticios y agropecuarios	128.385	0	0	0	0	0	128.385
402	01	01	00	Alimentos y bebidas para personas	128.385	0	0	0	0	0	128.385
402	05	00	00	Productos de papel, cartón e impresos	205.745	0	0	0	0	0	205.745
402	05	01	00	Pulpa de madera, papel y cartón	32.919	0	0	0	0	0	32.919
402	05	05	00	Material de enseñanza	172.826	0	0	0	0	0	172.826
402	08	00	00	Productos metálicos	98.758	0	0	0	0	0	98.758
402	08	08	00	Material de educación	98.758	0	0	0	0	0	98.758
402	10	00	00	Productos varios y útiles diversos	189.286	0	0	0	0	0	189.286
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	189.286	0	0	0	0	0	189.286
403	**00**	**00**	**00**	**Servicios no personales**	**488.852**	**0**	**0**	**0**	**0**	0	**488.852**
403	07	00	00	Servicios de información, impresión y relaciones públicas	49.379	0	0	0	0	0	49.379
403	07	02	00	Imprenta y reproducción	49.379	0	0	0	0	0	49.379
403	09	00	00	Viáticos y pasajes	306.150	0	0	0	0	0	306.150
403	09	01	00	Viáticos y pasajes dentro del país	306.150	0	0	0	0	0	306.150
403	18	00	00	Impuestos indirectos	133.323	0	0	0	0	0	133.323
403	18	99	00	Otros impuestos indirectos	133.323	0	0	0	0	0	133.323
				Totales	**1.111.026**	**0**	**0**	**0**	**0**	0	**1.111.026**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119220 680021000 FORMACIÓN Y ASISTENCIA TÉCNICA A LAS PEQUEÑAS Y MEDIANAS INDUSTRIAS Y UNIDADES DE PROPIEDAD SOCIAL DIRECTAS E INDIRECTAS

OBJETIVO DEL PROYECTO: IMPULSAR LA FORMACIÓN, ASISTENCIA TÉCNICA Y ACOMPAÑAMIENTO A LAS PEQUEÑAS Y MEDIANAS INDUSTRIAS Y UNIDADES DE PROPIEDAD SOCIAL, CON EL PROPÓSITO DE FOMENTAR LA CALIDAD, PRODUCTIVIDAD Y ESCALAMIENTO EN LAS MISMAS

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680021004 SISTEMATIZACIÓN Y DIFUSIÓN DE LAS EXPERIENCIAS, A TRAVÉS DE LA PUBLICACIÓN DE CATÁLOGOS E IMPRESIONES PERIÓDICAS QUE PROMUEVAN LAS NUEVAS FORMAS DE PROPIEDAD SOCIAL DIRECTAS E INDIRECTAS, ASÍ COMO LAS PEQUEÑAS Y MEDIANAS INDUSTRIAS

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS Y SOPORTE DE LA NUEVA DINÁMICA PRODUCTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**785.323**	**0**	**0**	**0**	**0**	0	**785.323**
402	01	00	00	Productos alimenticios y agropecuarios	74.068	0	0	0	0	0	74.068
402	01	01	00	Alimentos y bebidas para personas	74.068	0	0	0	0	0	74.068
402	05	00	00	Productos de papel, cartón e impresos	284.127	0	0	0	0	0	284.127
402	05	03	00	Productos de papel y cartón para oficina	168.712	0	0	0	0	0	168.712
402	05	05	00	Material de enseñanza	60.275	0	0	0	0	0	60.275
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	55.140	0	0	0	0	0	55.140
402	10	00	00	Productos varios y útiles diversos	427.128	0	0	0	0	0	427.128
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	53.494	0	0	0	0	0	53.494
402	10	08	00	Materiales para equipos de computación	373.634	0	0	0	0	0	373.634
403	**00**	**00**	**00**	**Servicios no personales**	**617.042**	**0**	**0**	**0**	**0**	0	**617.042**
403	07	00	00	Servicios de información, impresión y relaciones públicas	131.480	0	0	0	0	0	131.480
403	07	01	00	Publicidad y propaganda	40.952	0	0	0	0	0	40.952
403	07	02	00	Imprenta y reproducción	82.298	0	0	0	0	0	82.298
403	07	03	00	Relaciones sociales	8.230	0	0	0	0	0	8.230
403	09	00	00	Viáticos y pasajes	317.276	0	0	0	0	0	317.276
403	09	01	00	Viáticos y pasajes dentro del país	317.276	0	0	0	0	0	317.276
403	18	00	00	Impuestos indirectos	168.286	0	0	0	0	0	168.286
403	18	99	00	Otros impuestos indirectos	168.286	0	0	0	0	0	168.286
				Totales	**1.402.365**	**0**	**0**	**0**	**0**	0	**1.402.365**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119182 680022000 DISEÑO Y DESARROLLO DEL MÓDULO DE TRÁMITES DEL SISTEMA INTEGRAL DE GESTIÓN PARA LA INDUSTRIA Y EL COMERCIO (SIGESIC)

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR EL MODULO DE TRÁMITES DEL SISTEMA INTEGRAL DE GESTIÓN PARA LA INDUSTRIA Y EL COMERCIO (SIGESIC)

UNIDAD DE MEDIDA: MÓDULO DE TECNOLOGÍA

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS INTERMEDIA Y LIGERAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**29.628**	**0**	**0**	**0**	**0**	**0**	**29.628**
402	01	00	00	Productos alimenticios y agropecuarios	21.727	0	0	0	0	0	21.727
402	01	01	00	Alimentos y bebidas para personas	21.727	0	0	0	0	0	21.727
402	05	00	00	Productos de papel, cartón e impresos	7.901	0	0	0	0	0	7.901
402	05	04	00	Libros, revistas y periódicos	7.901	0	0	0	0	0	7.901
403	**00**	**00**	**00**	**Servicios no personales**	**247.115**	**0**	**0**	**0**	**0**	**0**	**247.115**
403	09	00	00	Viáticos y pasajes	24.887	0	0	0	0	0	24.887
403	09	01	00	Viáticos y pasajes dentro del país	24.887	0	0	0	0	0	24.887
403	10	00	00	Servicios profesionales y técnicos	192.578	0	0	0	0	0	192.578
403	10	07	00	Servicios de capacitación y adiestramiento	59.255	0	0	0	0	0	59.255
403	10	99	00	Otros servicios profesionales y técnicos	133.323	0	0	0	0	0	133.323
403	18	00	00	Impuestos indirectos	29.650	0	0	0	0	0	29.650
403	18	01	00	Impuesto al valor agregado	29.650	0	0	0	0	0	29.650
				Totales	**276.743**	**0**	**0**	**0**	**0**	**0**	**276.743**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119182 680022000 DISEÑO Y DESARROLLO DEL MÓDULO DE TRÁMITES DEL SISTEMA INTEGRAL DE GESTIÓN PARA LA INDUSTRIA Y EL COMERCIO (SIGESIC)

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR EL MODULO DE TRÁMITES DEL SISTEMA INTEGRAL DE GESTIÓN PARA LA INDUSTRIA Y EL COMERCIO (SIGESIC)

UNIDAD DE MEDIDA: MÓDULO DE TECNOLOGÍA

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS INTERMEDIA Y LIGERAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119182 680022000 DISEÑO Y DESARROLLO DEL MÓDULO DE TRÁMITES DEL SISTEMA INTEGRAL DE GESTIÓN PARA LA INDUSTRIA Y EL COMERCIO (SIGESIC)

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR EL MODULO DE TRÁMITES DEL SISTEMA INTEGRAL DE GESTIÓN PARA LA INDUSTRIA Y EL COMERCIO (SIGESIC)

UNIDAD DE MEDIDA: MÓDULO DE TECNOLOGÍA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS INTERMEDIA Y LIGERAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680022001 ACTUALIZAR EL LEVANTAMIENTO DE LOS PROCESOS PARA LA TRAMITACIÓN DE LOS CERTIFICADOS DE NO PRODUCCIÓN O PRODUCCIÓN INSUFICIENTES, ASÍ COMO LOS DEMÁS TRAMITES EFECTUADOS POR LAS EMPRESAS ANTE EL MINISTERIO DEL PODER POPULAR DE INDUSTRIAS.

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS INTERMEDIAS Y LIGERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**21.727**	**0**	**0**	**0**	**0**	0	**21.727**
402	01	00	00	Productos alimenticios y agropecuarios	21.727	0	0	0	0	0	21.727
402	01	01	00	Alimentos y bebidas para personas	21.727	0	0	0	0	0	21.727
403	**00**	**00**	**00**	**Servicios no personales**	**2.607**	**0**	**0**	**0**	**0**	0	**2.607**
403	18	00	00	Impuestos indirectos	2.607	0	0	0	0	0	2.607
403	18	01	00	Impuesto al valor agregado	2.607	0	0	0	0	0	2.607
				Totales	**24.334**	**0**	**0**	**0**	**0**	0	**24.334**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119182 680022000 DISEÑO Y DESARROLLO DEL MÓDULO DE TRÁMITES DEL SISTEMA INTEGRAL DE GESTIÓN PARA LA INDUSTRIA Y EL COMERCIO (SIGESIC)

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR EL MODULO DE TRÁMITES DEL SISTEMA INTEGRAL DE GESTIÓN PARA LA INDUSTRIA Y EL COMERCIO (SIGESIC)

UNIDAD DE MEDIDA: MÓDULO DE TECNOLOGÍA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS INTERMEDIA Y LIGERAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680022002 DISEÑO DEL MODULO DE TRÁMITES DEL SISTEMA INTEGRAL DE GESTIÓN DE LA INDUSTRIA Y EL COMERCIO (SIGESIC), DE ACUERDO AL LEVANTAMIENTO DE PROCESOS PREVIAMENTE EFECTUADO.

UNIDAD DE MEDIDA: MÓDULO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS INTERMEDIAS Y LIGERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.901**	**0**	**0**	**0**	**0**	**0**	**7.901**
402	05	00	00	Productos de papel, cartón e impresos	7.901	0	0	0	0	0	7.901
402	05	04	00	Libros, revistas y periódicos	7.901	0	0	0	0	0	7.901
403	**00**	**00**	**00**	**Servicios no personales**	**95.186**	**0**	**0**	**0**	**0**	**0**	**95.186**
403	09	00	00	Viáticos y pasajes	24.887	0	0	0	0	0	24.887
403	09	01	00	Viáticos y pasajes dentro del país	24.887	0	0	0	0	0	24.887
403	10	00	00	Servicios profesionales y técnicos	59.255	0	0	0	0	0	59.255
403	10	07	00	Servicios de capacitación y adiestramiento	59.255	0	0	0	0	0	59.255
403	18	00	00	Impuestos indirectos	11.044	0	0	0	0	0	11.044
403	18	01	00	Impuesto al valor agregado	11.044	0	0	0	0	0	11.044
				Totales	**103.087**	**0**	**0**	**0**	**0**	**0**	**103.087**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119182 680022000 DISEÑO Y DESARROLLO DEL MÓDULO DE TRÁMITES DEL SISTEMA INTEGRAL DE GESTIÓN PARA LA INDUSTRIA Y EL COMERCIO (SIGESIC)

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR EL MODULO DE TRÁMITES DEL SISTEMA INTEGRAL DE GESTIÓN PARA LA INDUSTRIA Y EL COMERCIO (SIGESIC)

UNIDAD DE MEDIDA: MÓDULO DE TECNOLOGÍA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS INTERMEDIA Y LIGERAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680022003 DESARROLLO DEL MÓDULO DE TRÁMITE DEL SISTEMA INTEGRAL DE GESTIÓN PARA INDUSTRIA Y COMERCIO (SIGESIC) COMO MEDIDA PARA LA OPTIMIZACIÓN DE LOS PROCESOS INTERNOS DEL VICEMINISTERIO.

UNIDAD DE MEDIDA: MÓDULO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS INTERMEDIAS Y LIGERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**149.322**	**0**	**0**	**0**	**0**	**0**	**149.322**
403	10	00	00	Servicios profesionales y técnicos	133.323	0	0	0	0	0	133.323
403	10	99	00	Otros servicios profesionales y técnicos	133.323	0	0	0	0	0	133.323
403	18	00	00	Impuestos indirectos	15.999	0	0	0	0	0	15.999
403	18	01	00	Impuesto al valor agregado	15.999	0	0	0	0	0	15.999
				Totales	**149.322**	**0**	**0**	**0**	**0**	**0**	**149.322**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **PROYECTO:** 119178 680023000 FORTALECIMIENTO A LAS UNIDADES SOCIOPRODUCTIVAS DEL SECTOR INDUSTRIAL, ADSCRITAS AL MINISTERIO

OBJETIVO DEL PROYECTO: IMPULSAR LA NUEVA DINÁMICA PRODUCTIVA A TRAVÉS DEL APOYO INTEGRAL A TREINTA Y SIETE (37) UNIDADES SOCIOPRODUCTIVAS ADSCRITAS AL MINISTERIO, ASÍ COMO REALIZAR ESTUDIOS DE FACTIBILIDAD PARA LA INSTALACIÓN DE NUEVAS UNIDADES

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 37

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FACTIBILIDAD Y SEGUIMIENTO PRODUCTIVO **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**534.940**	**0**	**0**	**0**	**0**	**0**	**534.940**
402	01	00	00	Productos alimenticios y agropecuarios	65.839	0	0	0	0	0	65.839
402	01	01	00	Alimentos y bebidas para personas	65.839	0	0	0	0	0	65.839
402	05	00	00	Productos de papel, cartón e impresos	238.665	0	0	0	0	0	238.665
402	05	03	00	Productos de papel y cartón para oficina	238.665	0	0	0	0	0	238.665
402	10	00	00	Productos varios y útiles diversos	230.436	0	0	0	0	0	230.436
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	181.056	0	0	0	0	0	181.056
402	10	08	00	Materiales para equipos de computación	49.380	0	0	0	0	0	49.380
403	00	00	00	**Servicios no personales**	**1.935.325**	**0**	**0**	**0**	**0**	**0**	**1.935.325**
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.460	0	0	0	0	0	16.460
403	07	02	00	Imprenta y reproducción	16.460	0	0	0	0	0	16.460
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	82.298	0	0	0	0	0	82.298
403	08	03	00	Comisiones y gastos de adquisición de seguros	82.298	0	0	0	0	0	82.298
403	09	00	00	Viáticos y pasajes	995.810	0	0	0	0	0	995.810
403	09	01	00	Viáticos y pasajes dentro del país	790.064	0	0	0	0	0	790.064
403	09	03	00	Asignación por kilómetros recorridos	205.746	0	0	0	0	0	205.746
403	10	00	00	Servicios profesionales y técnicos	576.088	0	0	0	0	0	576.088
403	10	03	00	Servicios de procesamiento de datos	576.088	0	0	0	0	0	576.088
403	18	00	00	Impuestos indirectos	264.669	0	0	0	0	0	264.669
403	18	01	00	Impuesto al valor agregado	136.284	0	0	0	0	0	136.284
403	18	99	00	Otros impuestos indirectos	128.385	0	0	0	0	0	128.385
				Totales	**2.470.265**	**0**	**0**	**0**	**0**	**0**	**2.470.265**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119178 680023000 FORTALECIMIENTO A LAS UNIDADES SOCIOPRODUCTIVAS DEL SECTOR INDUSTRIAL, ADSCRITAS AL MINISTERIO

OBJETIVO DEL PROYECTO: IMPULSAR LA NUEVA DINÁMICA PRODUCTIVA A TRAVÉS DEL APOYO INTEGRAL A TREINTA Y SIETE (37) UNIDADES SOCIOPRODUCTIVAS ADSCRITAS AL MINISTERIO, ASÍ COMO REALIZAR ESTUDIOS DE FACTIBILIDAD PARA LA INSTALACIÓN DE NUEVAS UNIDADES

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 37

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FACTIBILIDAD Y SEGUIMIENTO PRODUCTIVO **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119178 680023000 FORTALECIMIENTO A LAS UNIDADES SOCIOPRODUCTIVAS DEL SECTOR INDUSTRIAL, ADSCRITAS AL MINISTERIO

OBJETIVO DEL PROYECTO: IMPULSAR LA NUEVA DINÁMICA PRODUCTIVA A TRAVÉS DEL APOYO INTEGRAL A TREINTA Y SIETE (37) UNIDADES SOCIOPRODUCTIVAS ADSCRITAS AL MINISTERIO, ASÍ COMO REALIZAR ESTUDIOS DE FACTIBILIDAD PARA LA INSTALACIÓN DE NUEVAS UNIDADES

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 37

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FACTIBILIDAD Y SEGUIMIENTO PRODUCTIVO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680023001 ELABORACIÓN DE ESTUDIOS DE FACTIBILIDAD PARA LA INSTALACIÓN DE NUEVAS UNIDADES SOCIO PRODUCTIVAS.

UNIDAD DE MEDIDA: ESTUDIO **META:** 16

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FACTIBILIDAD Y SEGUIMIENTO PRODUCTIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**205.746**	**0**	**0**	**0**	**0**	**0**	**205.746**
402	01	00	00	Productos alimenticios y agropecuarios	8.230	0	0	0	0	0	8.230
402	01	01	00	Alimentos y bebidas para personas	8.230	0	0	0	0	0	8.230
402	05	00	00	Productos de papel, cartón e impresos	139.907	0	0	0	0	0	139.907
402	05	03	00	Productos de papel y cartón para oficina	139.907	0	0	0	0	0	139.907
402	10	00	00	Productos varios y útiles diversos	57.609	0	0	0	0	0	57.609
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	41.149	0	0	0	0	0	41.149
402	10	08	00	Materiales para equipos de computación	16.460	0	0	0	0	0	16.460
403	**00**	**00**	**00**	**Servicios no personales**	**310.429**	**0**	**0**	**0**	**0**	**0**	**310.429**
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.230	0	0	0	0	0	8.230
403	07	02	00	Imprenta y reproducción	8.230	0	0	0	0	0	8.230
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	82.298	0	0	0	0	0	82.298
403	08	03	00	Comisiones y gastos de adquisición de seguros	82.298	0	0	0	0	0	82.298
403	09	00	00	Viáticos y pasajes	164.597	0	0	0	0	0	164.597
403	09	01	00	Viáticos y pasajes dentro del país	164.597	0	0	0	0	0	164.597
403	18	00	00	Impuestos indirectos	55.304	0	0	0	0	0	55.304
403	18	01	00	Impuesto al valor agregado	55.304	0	0	0	0	0	55.304
				Totales	**516.175**	**0**	**0**	**0**	**0**	**0**	**516.175**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119178 680023000 FORTALECIMIENTO A LAS UNIDADES SOCIOPRODUCTIVAS DEL SECTOR INDUSTRIAL, ADSCRITAS AL MINISTERIO

OBJETIVO DEL PROYECTO: IMPULSAR LA NUEVA DINÁMICA PRODUCTIVA A TRAVÉS DEL APOYO INTEGRAL A TREINTA Y SIETE (37) UNIDADES SOCIOPRODUCTIVAS ADSCRITAS AL MINISTERIO, ASÍ COMO REALIZAR ESTUDIOS DE FACTIBILIDAD PARA LA INSTALACIÓN DE NUEVAS UNIDADES

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 37

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FACTIBILIDAD Y SEGUIMIENTO PRODUCTIVO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680023002 ACOMPAÑAMIENTO INTEGRAL A LAS UNIDADES SOCIOPRODUCTIVAS ADSCRITAS AL MINISTERIO.

UNIDAD DE MEDIDA: UNIDAD **META:** 37

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FACTIBILIDAD Y SEGUIMIENTO PRODUCTIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**238.665**	**0**	**0**	**0**	**0**	**0**	**238.665**
402	01	00	00	Productos alimenticios y agropecuarios	41.149	0	0	0	0	0	41.149
402	01	01	00	Alimentos y bebidas para personas	41.149	0	0	0	0	0	41.149
402	05	00	00	Productos de papel, cartón e impresos	57.609	0	0	0	0	0	57.609
402	05	03	00	Productos de papel y cartón para oficina	57.609	0	0	0	0	0	57.609
402	10	00	00	Productos varios y útiles diversos	139.907	0	0	0	0	0	139.907
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	123.447	0	0	0	0	0	123.447
402	10	08	00	Materiales para equipos de computación	16.460	0	0	0	0	0	16.460
403	**00**	**00**	**00**	**Servicios no personales**	**959.598**	**0**	**0**	**0**	**0**	**0**	**959.598**
403	09	00	00	Viáticos y pasajes	831.213	0	0	0	0	0	831.213
403	09	01	00	Viáticos y pasajes dentro del país	625.467	0	0	0	0	0	625.467
403	09	03	00	Asignación por kilómetros recorridos	205.746	0	0	0	0	0	205.746
403	18	00	00	Impuestos indirectos	128.385	0	0	0	0	0	128.385
403	18	99	00	Otros impuestos indirectos	128.385	0	0	0	0	0	128.385
				Totales	**1.198.263**	**0**	**0**	**0**	**0**	**0**	**1.198.263**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **PROYECTO:** 119178 680023000 FORTALECIMIENTO A LAS UNIDADES SOCIOPRODUCTIVAS DEL SECTOR INDUSTRIAL, ADSCRITAS AL MINISTERIO

OBJETIVO DEL PROYECTO: IMPULSAR LA NUEVA DINÁMICA PRODUCTIVA A TRAVÉS DEL APOYO INTEGRAL A TREINTA Y SIETE (37) UNIDADES SOCIOPRODUCTIVAS ADSCRITAS AL MINISTERIO, ASÍ COMO REALIZAR ESTUDIOS DE FACTIBILIDAD PARA LA INSTALACIÓN DE NUEVAS UNIDADES

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 37

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FACTIBILIDAD Y SEGUIMIENTO PRODUCTIVO **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680023003 DISEÑO DE UN SISTEMA DE INDICADORES PARA EL CONTROL Y SEGUIMIENTO DE LAS UNIDADES SOCIOPRODUCTIVAS DEL SECTOR INDUSTRIAL .

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FACTIBILIDAD Y SEGUIMIENTO PRODUCTIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**90.529**	**0**	**0**	**0**	**0**	0	**90.529**
402	01	00	00	Productos alimenticios y agropecuarios	16.460	0	0	0	0	0	16.460
402	01	01	00	Alimentos y bebidas para personas	16.460	0	0	0	0	0	16.460
402	05	00	00	Productos de papel, cartón e impresos	41.149	0	0	0	0	0	41.149
402	05	03	00	Productos de papel y cartón para oficina	41.149	0	0	0	0	0	41.149
402	10	00	00	Productos varios y útiles diversos	32.920	0	0	0	0	0	32.920
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.460	0	0	0	0	0	16.460
402	10	08	00	Materiales para equipos de computación	16.460	0	0	0	0	0	16.460
403	**00**	**00**	**00**	**Servicios no personales**	**665.298**	**0**	**0**	**0**	**0**	0	**665.298**
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.230	0	0	0	0	0	8.230
403	07	02	00	Imprenta y reproducción	8.230	0	0	0	0	0	8.230
403	10	00	00	Servicios profesionales y técnicos	576.088	0	0	0	0	0	576.088
403	10	03	00	Servicios de procesamiento de datos	576.088	0	0	0	0	0	576.088
403	18	00	00	Impuestos indirectos	80.980	0	0	0	0	0	80.980
403	18	01	00	Impuesto al valor agregado	80.980	0	0	0	0	0	80.980
				Totales	**755.827**	**0**	**0**	**0**	**0**	0	**755.827**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **PROYECTO:** 119179 680024000 SIMULACIÓN DEL ENTRAMADO PRODUCTIVO INDUSTRIAL VENEZOLANO

OBJETIVO DEL PROYECTO: DESARROLLAR QUINCE (15) CADENAS PRODUCTIVAS A PARTIR DE CINCO (5) FACTORES:
A) CONCEPTUALIZACIÓN TEÓRICA SOBRE CADENAS PRODUCTIVAS; B) ANÁLISIS LÓGICO MATEMÁTICO Y METODOLÓGICO DE ESTA CLASE DE FENÓMENO; C) GENERACIÓN DE AMBIENTES DIGITALES PARA SU GESTIÓN; D) CONOCIMIENTO ESPECÍFICO ASOCIADO A CADA CADENA PARTICULAR; E) DESARROLLO DE COMPETENCIAS HUMANAS PARA LA GESTIÓN

UNIDAD DE MEDIDA: SISTEMA DE FUNCIONAMIENTO **META:** 15

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN PRODUCTIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.115**	**0**	**0**	**0**	**0**	**0**	**4.115**
403	10	00	00	Servicios profesionales y técnicos	3.612	0	0	0	0	0	3.612
403	10	99	00	Otros servicios profesionales y técnicos	3.612	0	0	0	0	0	3.612
403	18	00	00	Impuestos indirectos	503	0	0	0	0	0	503
403	18	01	00	Impuesto al valor agregado	503	0	0	0	0	0	503
				Totales	**4.115**	**0**	**0**	**0**	**0**	**0**	**4.115**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119179 680024000 SIMULACIÓN DEL ENTRAMADO PRODUCTIVO INDUSTRIAL VENEZOLANO

OBJETIVO DEL PROYECTO: DESARROLLAR QUINCE (15) CADENAS PRODUCTIVAS A PARTIR DE CINCO (5) FACTORES:
A) CONCEPTUALIZACIÓN TEÓRICA SOBRE CADENAS PRODUCTIVAS; B) ANÁLISIS LÓGICO MATEMÁTICO Y METODOLÓGICO DE ESTA CLASE DE FENÓMENO; C) GENERACIÓN DE AMBIENTES DIGITALES PARA SU GESTIÓN; D) CONOCIMIENTO ESPECÍFICO ASOCIADO A CADA CADENA PARTICULAR; E) DESARROLLO DE COMPETENCIAS HUMANAS PARA LA GESTIÓN

UNIDAD DE MEDIDA: SISTEMA DE FUNCIONAMIENTO

META: 15

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN PRODUCTIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **PROYECTO:** 119179 680024000 SIMULACIÓN DEL ENTRAMADO PRODUCTIVO INDUSTRIAL VENEZOLANO

OBJETIVO DEL PROYECTO: DESARROLLAR QUINCE (15) CADENAS PRODUCTIVAS A PARTIR DE CINCO (5) FACTORES: A) CONCEPTUALIZACIÓN TEÓRICA SOBRE CADENAS PRODUCTIVAS; B) ANÁLISIS LÓGICO MATEMÁTICO Y METODOLÓGICO DE ESTA CLASE DE FENÓMENO; C) GENERACIÓN DE AMBIENTES DIGITALES PARA SU GESTIÓN; D) CONOCIMIENTO ESPECÍFICO ASOCIADO A CADA CADENA PARTICULAR; E) DESARROLLO DE COMPETENCIAS HUMANAS PARA LA GESTIÓN

UNIDAD DE MEDIDA: SISTEMA DE FUNCIONAMIENTO **META:** 15

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN PRODUCTIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680024001 DEFINICIÓN Y CONCEPTUALIZACIÓN DE QUINCE (15) CADENAS PRODUCTIVAS

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.185**	**0**	**0**	**0**	**0**	0	**1.185**
403	10	00	00	Servicios profesionales y técnicos	1.042	0	0	0	0	0	1.042
403	10	99	00	Otros servicios profesionales y técnicos	1.042	0	0	0	0	0	1.042
403	18	00	00	Impuestos indirectos	143	0	0	0	0	0	143
403	18	01	00	Impuesto al valor agregado	143	0	0	0	0	0	143
				Totales	**1.185**	**0**	**0**	**0**	**0**	0	**1.185**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119179 680024000 SIMULACIÓN DEL ENTRAMADO PRODUCTIVO INDUSTRIAL VENEZOLANO

OBJETIVO DEL PROYECTO: DESARROLLAR QUINCE (15) CADENAS PRODUCTIVAS A PARTIR DE CINCO (5) FACTORES: A) CONCEPTUALIZACIÓN TEÓRICA SOBRE CADENAS PRODUCTIVAS; B) ANÁLISIS LÓGICO MATEMÁTICO Y METODOLÓGICO DE ESTA CLASE DE FENÓMENO; C) GENERACIÓN DE AMBIENTES DIGITALES PARA SU GESTIÓN; D) CONOCIMIENTO ESPECÍFICO ASOCIADO A CADA CADENA PARTICULAR; E) DESARROLLO DE COMPETENCIAS HUMANAS PARA LA GESTIÓN

UNIDAD DE MEDIDA: SISTEMA DE FUNCIONAMIENTO **META:** 15

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN PRODUCTIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680024002 MODELAJE Y PARAMETRIZACIÓN DE QUINCE (15) CADENAS PRUDUCTIVAS

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE INDUSTRIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.630**	**0**	**0**	**0**	**0**	0	**1.630**
403	10	00	00	Servicios profesionales y técnicos	1.434	0	0	0	0	0	1.434
403	10	99	00	Otros servicios profesionales y técnicos	1.434	0	0	0	0	0	1.434
403	18	00	00	Impuestos indirectos	196	0	0	0	0	0	196
403	18	01	00	Impuesto al valor agregado	196	0	0	0	0	0	196
				Totales	**1.630**	**0**	**0**	**0**	**0**	0	**1.630**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **PROYECTO:** 119179 680024000 SIMULACIÓN DEL ENTRAMADO PRODUCTIVO INDUSTRIAL VENEZOLANO

OBJETIVO DEL PROYECTO: DESARROLLAR QUINCE (15) CADENAS PRODUCTIVAS A PARTIR DE CINCO (5) FACTORES:
A) CONCEPTUALIZACIÓN TEÓRICA SOBRE CADENAS PRODUCTIVAS; B) ANÁLISIS LÓGICO MATEMÁTICO Y METODOLÓGICO DE ESTA CLASE DE FENÓMENO; C) GENERACIÓN DE AMBIENTES DIGITALES PARA SU GESTIÓN; D) CONOCIMIENTO ESPECÍFICO ASOCIADO A CADA CADENA PARTICULAR; E) DESARROLLO DE COMPETENCIAS HUMANAS PARA LA GESTIÓN

UNIDAD DE MEDIDA: SISTEMA DE FUNCIONAMIENTO **META:** 15

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN PRODUCTIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680024003 CONSTRUCCIÓN DE ESCENARIOS, ANÁLISIS DE RESULTADOS DE SIMULACIÓN Y DEFINICIÓN DE ESTRATÉGIAS PARA LA SOLUCIÓN DE PROBLEMAS

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**691**	0	0	0	0	0	**691**
403	10	00	00	Servicios profesionales y técnicos	600	0	0	0	0	0	600
403	10	99	00	Otros servicios profesionales y técnicos	600	0	0	0	0	0	600
403	18	00	00	Impuestos indirectos	91	0	0	0	0	0	91
403	18	01	00	Impuesto al valor agregado	91	0	0	0	0	0	91
				Totales	**691**	**0**	**0**	**0**	**0**	**0**	**691**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **PROYECTO:** 119179 680024000 SIMULACIÓN DEL ENTRAMADO PRODUCTIVO INDUSTRIAL VENEZOLANO

OBJETIVO DEL PROYECTO: DESARROLLAR QUINCE (15) CADENAS PRODUCTIVAS A PARTIR DE CINCO (5) FACTORES: A) CONCEPTUALIZACIÓN TEÓRICA SOBRE CADENAS PRODUCTIVAS; B) ANÁLISIS LÓGICO MATEMÁTICO Y METODOLÓGICO DE ESTA CLASE DE FENÓMENO; C) GENERACIÓN DE AMBIENTES DIGITALES PARA SU GESTIÓN; D) CONOCIMIENTO ESPECÍFICO ASOCIADO A CADA CADENA PARTICULAR; E) DESARROLLO DE COMPETENCIAS HUMANAS PARA LA GESTIÓN

UNIDAD DE MEDIDA: SISTEMA DE FUNCIONAMIENTO **META:** 15

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN PRODUCTIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680024004 CAPACITACIÓN EN USO DE HERRAMIENTAS DE SIMULACIÓN Y METODOLOGÍAS PARA LA CONSTRUCCIÓN Y EVALUACIÓN DE ESCENARIOS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 45

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**609**	**0**	**0**	**0**	**0**	**0**	**609**
403	10	00	00	Servicios profesionales y técnicos	536	0	0	0	0	0	536
403	10	99	00	Otros servicios profesionales y técnicos	536	0	0	0	0	0	536
403	18	00	00	Impuestos indirectos	73	0	0	0	0	0	73
403	18	01	00	Impuesto al valor agregado	73	0	0	0	0	0	73
				Totales	**609**	**0**	**0**	**0**	**0**	**0**	**609**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119226 680025000 MODERNIZACIÓN DEL SISTEMA DE TRÁMITES PARA LA REGULACIÓN DE IMPORTACIONES (SINTRAM REPTRAM)

OBJETIVO DEL PROYECTO: GARANTIZAR EL OPORTUNO Y EXPEDITO ANÁLISIS Y RESPUESTA DE LOS TRÁMITES REALIZADOS POR LAS EMPRESAS PERTENECIENTES A LAS ACTIVIDADES INDUSTRIALES, COMERCIALES Y DE SERVICIOS, PÚBLICAS, PRIVADAS Y MIXTAS MEDIANTE LA MODERNIZACIÓN DEL SISTEMA DE TRÁMITES PARA LA REGULACIÓN DE IMPORTACIONES (SINTRAM REPTRAM)

UNIDAD DE MEDIDA: TRÁMITE

META: 9.873

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA REGULACIÓN DE IMPORTACIONES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**411.491**	**0**	**0**	**0**	**0**	**0**	**411.491**
403	10	00	00	Servicios profesionales y técnicos	411.491	0	0	0	0	0	411.491
403	10	99	00	Otros servicios profesionales y técnicos	411.491	0	0	0	0	0	411.491
				Totales	**411.491**	**0**	**0**	**0**	**0**	**0**	**411.491**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **PROYECTO:** 119226 680025000 MODERNIZACIÓN DEL SISTEMA DE TRÁMITES PARA LA REGULACIÓN DE IMPORTACIONES (SINTRAM REPTRAM)

OBJETIVO DEL PROYECTO: GARANTIZAR EL OPORTUNO Y EXPEDITO ANÁLISIS Y RESPUESTA DE LOS TRÁMITES REALIZADOS POR LAS EMPRESAS PERTENECIENTES A LAS ACTIVIDADES INDUSTRIALES, COMERCIALES Y DE SERVICIOS, PÚBLICAS, PRIVADAS Y MIXTAS MEDIANTE LA MODERNIZACIÓN DEL SISTEMA DE TRÁMITES PARA LA REGULACIÓN DE IMPORTACIONES (SINTRAM REPTRAM)

UNIDAD DE MEDIDA: TRÁMITE **META:** 9.873

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA REGULACIÓN DE IMPORTACIONES **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119226 680025000 MODERNIZACIÓN DEL SISTEMA DE TRÁMITES PARA LA REGULACIÓN DE IMPORTACIONES (SINTRAM REPTRAM)

OBJETIVO DEL PROYECTO: GARANTIZAR EL OPORTUNO Y EXPEDITO ANÁLISIS Y RESPUESTA DE LOS TRÁMITES REALIZADOS POR LAS EMPRESAS PERTENECIENTES A LAS ACTIVIDADES INDUSTRIALES, COMERCIALES Y DE SERVICIOS, PÚBLICAS, PRIVADAS Y MIXTAS MEDIANTE LA MODERNIZACIÓN DEL SISTEMA DE TRÁMITES PARA LA REGULACIÓN DE IMPORTACIONES (SINTRAM REPTRAM)

UNIDAD DE MEDIDA: TRÁMITE **META:** 9.873

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA REGULACIÓN DE IMPORTACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680025001 DIAGNÓSTICO AL SISTEMA ACTUAL DE TRÁMITES, PARA LA REGULACIÓN DE IMPORTACIONES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGULACIÓN DE IMPORTACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**102.873**	**0**	**0**	**0**	**0**	**0**	**102.873**
403	10	00	00	Servicios profesionales y técnicos	102.873	0	0	0	0	0	102.873
403	10	99	00	Otros servicios profesionales y técnicos	102.873	0	0	0	0	0	102.873
				Totales	**102.873**	**0**	**0**	**0**	**0**	**0**	**102.873**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119226 680025000 MODERNIZACIÓN DEL SISTEMA DE TRÁMITES PARA LA REGULACIÓN DE IMPORTACIONES (SINTRAM REPTRAM)

OBJETIVO DEL PROYECTO: GARANTIZAR EL OPORTUNO Y EXPEDITO ANÁLISIS Y RESPUESTA DE LOS TRÁMITES REALIZADOS POR LAS EMPRESAS PERTENECIENTES A LAS ACTIVIDADES INDUSTRIALES, COMERCIALES Y DE SERVICIOS, PÚBLICAS, PRIVADAS Y MIXTAS MEDIANTE LA MODERNIZACIÓN DEL SISTEMA DE TRÁMITES PARA LA REGULACIÓN DE IMPORTACIONES (SINTRAM REPTRAM)

UNIDAD DE MEDIDA: TRÁMITE **META:** 9.873

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA REGULACIÓN DE IMPORTACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680025002 REVISIÓN Y ACTUALIZACIÓN DE LOS PROCESOS, PROCEDIMIENTOS Y MARCO LEGAL.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGULACIÓN DE IMPORTACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**102.873**	**0**	**0**	**0**	**0**	0	**102.873**
403	10	00	00	Servicios profesionales y técnicos	102.873	0	0	0	0	0	102.873
403	10	99	00	Otros servicios profesionales y técnicos	102.873	0	0	0	0	0	102.873
				Totales	**102.873**	**0**	**0**	**0**	**0**	0	**102.873**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119226 680025000 MODERNIZACIÓN DEL SISTEMA DE TRÁMITES PARA LA REGULACIÓN DE IMPORTACIONES (SINTRAM REPTRAM)

OBJETIVO DEL PROYECTO: GARANTIZAR EL OPORTUNO Y EXPEDITO ANÁLISIS Y RESPUESTA DE LOS TRÁMITES REALIZADOS POR LAS EMPRESAS PERTENECIENTES A LAS ACTIVIDADES INDUSTRIALES, COMERCIALES Y DE SERVICIOS, PÚBLICAS, PRIVADAS Y MIXTAS MEDIANTE LA MODERNIZACIÓN DEL SISTEMA DE TRÁMITES PARA LA REGULACIÓN DE IMPORTACIONES (SINTRAM REPTRAM)

UNIDAD DE MEDIDA: TRÁMITE **META:** 9.873

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA REGULACIÓN DE IMPORTACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680025003 DISEÑO, AUTOMATIZACIÓN Y VALIDACIÓN DEL SISTEMA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGULACIÓN DE IMPORTACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**102.873**	**0**	**0**	**0**	**0**	0	**102.873**
403	10	00	00	Servicios profesionales y técnicos	102.873	0	0	0	0	0	102.873
403	10	99	00	Otros servicios profesionales y técnicos	102.873	0	0	0	0	0	102.873
				Totales	**102.873**	**0**	**0**	**0**	**0**	0	**102.873**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119226 680025000 MODERNIZACIÓN DEL SISTEMA DE TRÁMITES PARA LA REGULACIÓN DE IMPORTACIONES (SINTRAM REPTRAM)

OBJETIVO DEL PROYECTO: GARANTIZAR EL OPORTUNO Y EXPEDITO ANÁLISIS Y RESPUESTA DE LOS TRÁMITES REALIZADOS POR LAS EMPRESAS PERTENECIENTES A LAS ACTIVIDADES INDUSTRIALES, COMERCIALES Y DE SERVICIOS, PÚBLICAS, PRIVADAS Y MIXTAS MEDIANTE LA MODERNIZACIÓN DEL SISTEMA DE TRÁMITES PARA LA REGULACIÓN DE IMPORTACIONES (SINTRAM REPTRAM)

UNIDAD DE MEDIDA: TRÁMITE **META:** 9.873

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA REGULACIÓN DE IMPORTACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680025004 IMPLEMENTACIÓN DE UN SISTEMA DE GESTIÓN DE RIESGO.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGULACIÓN DE IMPORTACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**102.872**	**0**	**0**	**0**	**0**	**0**	**102.872**
403	10	00	00	Servicios profesionales y técnicos	102.872	0	0	0	0	0	102.872
403	10	99	00	Otros servicios profesionales y técnicos	102.872	0	0	0	0	0	102.872
				Totales	**102.872**	**0**	**0**	**0**	**0**	**0**	**102.872**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **PROYECTO:** 119177 680026000 DISEÑO E IMPLEMENTACIÓN DE UN MODELO DE GESTIÓN PARA EL SUMINISTRO DE BIENES DE CAPITAL E INSUMOS INDUSTRIALES

OBJETIVO DEL PROYECTO: SIMPLIFICAR Y FACILITAR LA PROCURA Y LOGÍSTICA EN LA IMPORTACIÓN DE BIENES DE CAPITAL E INSUMOS INDUSTRIALES PARA EL DESARROLLO DE LA INDUSTRIA NACIONAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INSUMOS PARA LA INDUSTRIA NACIONAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**41.149**	**0**	**0**	**0**	**0**	**0**	**41.149**
402	01	00	00	Productos alimenticios y agropecuarios	41.149	0	0	0	0	0	41.149
402	01	01	00	Alimentos y bebidas para personas	41.149	0	0	0	0	0	41.149
403	**00**	**00**	**00**	**Servicios no personales**	**860.017**	**0**	**0**	**0**	**0**	**0**	**860.017**
403	06	00	00	Servicios de transporte y almacenaje	123.448	0	0	0	0	0	123.448
403	06	01	00	Fletes y embalajes	123.448	0	0	0	0	0	123.448
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	127.563	0	0	0	0	0	127.563
403	08	03	00	Comisiones y gastos de adquisición de seguros	127.563	0	0	0	0	0	127.563
403	09	00	00	Viáticos y pasajes	205.744	0	0	0	0	0	205.744
403	09	01	00	Viáticos y pasajes dentro del país	205.744	0	0	0	0	0	205.744
403	10	00	00	Servicios profesionales y técnicos	41.149	0	0	0	0	0	41.149
403	10	99	00	Otros servicios profesionales y técnicos	41.149	0	0	0	0	0	41.149
403	15	00	00	Servicios fiscales	297.426	0	0	0	0	0	297.426
403	15	01	00	Derechos de importación y servicios aduaneros	215.128	0	0	0	0	0	215.128
403	15	02	00	Tasas y otros derechos obligatorios	82.298	0	0	0	0	0	82.298
403	18	00	00	Impuestos indirectos	64.687	0	0	0	0	0	64.687
403	18	01	00	Impuesto al valor agregado	64.687	0	0	0	0	0	64.687
				Totales	**901.166**	**0**	**0**	**0**	**0**	**0**	**901.166**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119177 680026000 DISEÑO E IMPLEMENTACIÓN DE UN MODELO DE GESTIÓN PARA EL SUMINISTRO DE BIENES DE CAPITAL E INSUMOS INDUSTRIALES

OBJETIVO DEL PROYECTO: SIMPLIFICAR Y FACILITAR LA PROCURA Y LOGÍSTICA EN LA IMPORTACIÓN DE BIENES DE CAPITAL E INSUMOS INDUSTRIALES PARA EL DESARROLLO DE LA INDUSTRIA NACIONAL

UNIDAD DE MEDIDA: DOCUMENTO

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INSUMOS PARA LA INDUSTRIA NACIONAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119177 680026000 DISEÑO E IMPLEMENTACIÓN DE UN MODELO DE GESTIÓN PARA EL SUMINISTRO DE BIENES DE CAPITAL E INSUMOS INDUSTRIALES

OBJETIVO DEL PROYECTO: SIMPLIFICAR Y FACILITAR LA PROCURA Y LOGÍSTICA EN LA IMPORTACIÓN DE BIENES DE CAPITAL E INSUMOS INDUSTRIALES PARA EL DESARROLLO DE LA INDUSTRIA NACIONAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INSUMOS PARA LA INDUSTRIA NACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680026001 REVISAR Y EVALUAR LOS PROCESOS DE TRÁMITES DE IMPORTACIÓN, CONJUNTAMENTE CON EL MINISTERIO DE PLANIFICACIÓN Y FINANZAS, SENIAT, BOLIPUERTOS, EMPRESAS DE TRANSPORTE, EMPRESAS DEL SECTOR INDUSTRIAL, PARA ELABORAR UN DIAGNÓSTICO DE LA SITUACIÓN ACTUAL E IMPLEMENTAR LAS MEDIDAS ACORDES PARA REDUCIR LA CANTIDAD DE TRÁMITES Y TIEMPO EN EL PROCESO DE IMPORTACIÓN DE BIENES DE CAPITAL E INSUMOS QUE REQUIERE LA INDUSTRIA NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INSUMOS PARA LA INDUSTRIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**41.149**	**0**	**0**	**0**	**0**	0	**41.149**
402	01	00	00	Productos alimenticios y agropecuarios	41.149	0	0	0	0	0	41.149
402	01	01	00	Alimentos y bebidas para personas	41.149	0	0	0	0	0	41.149
403	**00**	**00**	**00**	**Servicios no personales**	**460.871**	**0**	**0**	**0**	**0**	0	**460.871**
403	06	00	00	Servicios de transporte y almacenaje	123.448	0	0	0	0	0	123.448
403	06	01	00	Fletes y embalajes	123.448	0	0	0	0	0	123.448
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	111.103	0	0	0	0	0	111.103
403	08	03	00	Comisiones y gastos de adquisición de seguros	111.103	0	0	0	0	0	111.103
403	09	00	00	Viáticos y pasajes	86.413	0	0	0	0	0	86.413
403	09	01	00	Viáticos y pasajes dentro del país	86.413	0	0	0	0	0	86.413
403	15	00	00	Servicios fiscales	123.447	0	0	0	0	0	123.447
403	15	01	00	Derechos de importación y servicios aduaneros	82.298	0	0	0	0	0	82.298
403	15	02	00	Tasas y otros derechos obligatorios	41.149	0	0	0	0	0	41.149
403	18	00	00	Impuestos indirectos	16.460	0	0	0	0	0	16.460
403	18	01	00	Impuesto al valor agregado	16.460	0	0	0	0	0	16.460
				Totales	**502.020**	**0**	**0**	**0**	**0**	0	**502.020**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119177 680026000 DISEÑO E IMPLEMENTACIÓN DE UN MODELO DE GESTIÓN PARA EL SUMINISTRO DE BIENES DE CAPITAL E INSUMOS INDUSTRIALES

OBJETIVO DEL PROYECTO: SIMPLIFICAR Y FACILITAR LA PROCURA Y LOGÍSTICA EN LA IMPORTACIÓN DE BIENES DE CAPITAL E INSUMOS INDUSTRIALES PARA EL DESARROLLO DE LA INDUSTRIA NACIONAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INSUMOS PARA LA INDUSTRIA NACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680026002 ELABORACIÓN DE PROPUESTAS DE MANUALES DE PROCEDIMIENTOS PARA LA REDUCCIÓN DE LOS TRÁMITES DE IMPORTACIÓN DE BIENES DE CAPITAL E INSUMOS PARA LA INDUSTRIA NACIONAL PROMOVIENDO DE ESTA MANERA UN NUEVO MODELO DE GESTIÓN.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DE INSUMOS PARA LA INDUSTRIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**57.609**	**0**	**0**	**0**	**0**	0	**57.609**
403	15	00	00	Servicios fiscales	25.842	0	0	0	0	0	25.842
403	15	01	00	Derechos de importación y servicios aduaneros	25.842	0	0	0	0	0	25.842
403	18	00	00	Impuestos indirectos	31.767	0	0	0	0	0	31.767
403	18	01	00	Impuesto al valor agregado	31.767	0	0	0	0	0	31.767
				Totales	**57.609**	**0**	**0**	**0**	**0**	0	**57.609**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119177 680026000 DISEÑO E IMPLEMENTACIÓN DE UN MODELO DE GESTIÓN PARA EL SUMINISTRO DE BIENES DE CAPITAL E INSUMOS INDUSTRIALES

OBJETIVO DEL PROYECTO: SIMPLIFICAR Y FACILITAR LA PROCURA Y LOGÍSTICA EN LA IMPORTACIÓN DE BIENES DE CAPITAL E INSUMOS INDUSTRIALES PARA EL DESARROLLO DE LA INDUSTRIA NACIONAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INSUMOS PARA LA INDUSTRIA NACIONAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680026003 IMPLEMENTACIÓN Y EVALUACIÓN DEL MODELO DE GESTIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DE INSUMOS PARA LA INDUSTRIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**341.537**	**0**	**0**	**0**	**0**	**0**	**341.537**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	16.460	0	0	0	0	0	16.460
403	08	03	00	Comisiones y gastos de adquisición de seguros	16.460	0	0	0	0	0	16.460
403	09	00	00	Viáticos y pasajes	119.331	0	0	0	0	0	119.331
403	09	01	00	Viáticos y pasajes dentro del país	119.331	0	0	0	0	0	119.331
403	10	00	00	Servicios profesionales y técnicos	41.149	0	0	0	0	0	41.149
403	10	99	00	Otros servicios profesionales y técnicos	41.149	0	0	0	0	0	41.149
403	15	00	00	Servicios fiscales	148.137	0	0	0	0	0	148.137
403	15	01	00	Derechos de importación y servicios aduaneros	106.988	0	0	0	0	0	106.988
403	15	02	00	Tasas y otros derechos obligatorios	41.149	0	0	0	0	0	41.149
403	18	00	00	Impuestos indirectos	16.460	0	0	0	0	0	16.460
403	18	01	00	Impuesto al valor agregado	16.460	0	0	0	0	0	16.460
				Totales	**341.537**	**0**	**0**	**0**	**0**	**0**	**341.537**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119180 680027000 CONSOLIDACIÓN DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

OBJETIVO DEL PROYECTO: REALIZAR LA DOTACIÓN DE INSUMOS Y EQUIPOS NECESARIOS PARA GARANTIZAR EL SERVICIO BÁSICO PARA EL FUNCIONAMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DE INDUSTRIAS

UNIDAD DE MEDIDA: SERVICIO

META: 8.720

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA Y SISTEMA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.638.682**	**0**	**0**	**0**	**0**	**0**	**1.638.682**
402	06	00	00	Productos químicos y derivados	1.317	0	0	0	0	0	1.317
402	06	08	00	Productos plásticos	1.317	0	0	0	0	0	1.317
402	10	00	00	Productos varios y útiles diversos	1.637.365	0	0	0	0	0	1.637.365
402	10	08	00	Materiales para equipos de computación	1.534.699	0	0	0	0	0	1.534.699
402	10	11	00	Materiales eléctricos	99.275	0	0	0	0	0	99.275
402	10	99	00	Otros productos y útiles diversos	3.391	0	0	0	0	0	3.391
404	**00**	**00**	**00**	**Activos reales**	**6.747.449**	**0**	**0**	**0**	**0**	**0**	**6.747.449**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	60.176	0	0	0	0	0	60.176
404	07	06	00	Instrumentos musicales y equipos de audio	60.176	0	0	0	0	0	60.176
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.687.273	0	0	0	0	0	6.687.273
404	09	01	00	Mobiliario y equipos de oficina	36.870	0	0	0	0	0	36.870
404	09	02	00	Equipos de computación	6.650.403	0	0	0	0	0	6.650.403
				Totales	**8.386.131**	**0**	**0**	**0**	**0**	**0**	**8.386.131**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119180 680027000 CONSOLIDACIÓN DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

OBJETIVO DEL PROYECTO: REALIZAR LA DOTACIÓN DE INSUMOS Y EQUIPOS NECESARIOS PARA GARANTIZAR EL SERVICIO BÁSICO PARA EL FUNCIONAMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DE INDUSTRIAS

UNIDAD DE MEDIDA: SERVICIO

META: 8.720

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA Y SISTEMA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119180 680027000 CONSOLIDACIÓN DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

OBJETIVO DEL PROYECTO: REALIZAR LA DOTACIÓN DE INSUMOS Y EQUIPOS NECESARIOS PARA GARANTIZAR EL SERVICIO BÁSICO PARA EL FUNCIONAMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DE INDUSTRIAS

UNIDAD DE MEDIDA: SERVICIO **META:** 8.720

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA Y SISTEMA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680027001 DOTAR DE EQUIPOS DE COMPUTACIÓN

UNIDAD DE MEDIDA: EQUIPO **META:** 409

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA Y SISTEMAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**61.724**	**0**	**0**	**0**	**0**	**0**	**61.724**
402	10	00	00	Productos varios y útiles diversos	61.724	0	0	0	0	0	61.724
402	10	08	00	Materiales para equipos de computación	61.724	0	0	0	0	0	61.724
404	**00**	**00**	**00**	**Activos reales**	**4.208.405**	**0**	**0**	**0**	**0**	**0**	**4.208.405**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.208.405	0	0	0	0	0	4.208.405
404	09	02	00	Equipos de computación	4.208.405	0	0	0	0	0	4.208.405
				Totales	**4.270.129**	**0**	**0**	**0**	**0**	**0**	**4.270.129**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119180 680027000 CONSOLIDACIÓN DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

OBJETIVO DEL PROYECTO: REALIZAR LA DOTACIÓN DE INSUMOS Y EQUIPOS NECESARIOS PARA GARANTIZAR EL SERVICIO BÁSICO PARA EL FUNCIONAMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DE INDUSTRIAS

UNIDAD DE MEDIDA: SERVICIO **META:** 8.720

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA Y SISTEMA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680027002 DOTAR DE INSUMOS PARA EQUIPOS DE COMPUTACIÓN

UNIDAD DE MEDIDA: UNIDAD **META:** 1.324

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA Y SISTEMAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.474.292**	0	0	0	0	0	**1.474.292**
402	06	00	00	Productos químicos y derivados	1.317	0	0	0	0	0	1.317
402	06	08	00	Productos plásticos	1.317	0	0	0	0	0	1.317
402	10	00	00	Productos varios y útiles diversos	1.472.975	0	0	0	0	0	1.472.975
402	10	08	00	Materiales para equipos de computación	1.472.975	0	0	0	0	0	1.472.975
404	**00**	**00**	**00**	**Activos reales**	**99.334**	0	0	0	0	0	**99.334**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	99.334	0	0	0	0	0	99.334
404	09	01	00	Mobiliario y equipos de oficina	17.118	0	0	0	0	0	17.118
404	09	02	00	Equipos de computación	82.216	0	0	0	0	0	82.216
				Totales	**1.573.626**	0	0	0	0	0	**1.573.626**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **PROYECTO:** 119180 680027000 CONSOLIDACIÓN DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

OBJETIVO DEL PROYECTO: REALIZAR LA DOTACIÓN DE INSUMOS Y EQUIPOS NECESARIOS PARA GARANTIZAR EL SERVICIO BÁSICO PARA EL FUNCIONAMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DE INDUSTRIAS

UNIDAD DE MEDIDA: SERVICIO **META:** 8.720

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA Y SISTEMA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680027003 DOTAR DE EQUIPOS PARA LA REALIZACIÓN DE VIDEOCONFERENCIAS

UNIDAD DE MEDIDA: UNIDAD **META:** 46

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA Y SISTEMAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**94.436**	**0**	**0**	**0**	**0**	0	**94.436**
402	10	00	00	Productos varios y útiles diversos	94.436	0	0	0	0	0	94.436
402	10	11	00	Materiales eléctricos	91.045	0	0	0	0	0	91.045
402	10	99	00	Otros productos y útiles diversos	3.391	0	0	0	0	0	3.391
404	**00**	**00**	**00**	**Activos reales**	**854.829**	**0**	**0**	**0**	**0**	0	**854.829**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	854.829	0	0	0	0	0	854.829
404	09	02	00	Equipos de computación	854.829	0	0	0	0	0	854.829
				Totales	**949.265**	**0**	**0**	**0**	**0**	0	**949.265**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119180 680027000 CONSOLIDACIÓN DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

OBJETIVO DEL PROYECTO: REALIZAR LA DOTACIÓN DE INSUMOS Y EQUIPOS NECESARIOS PARA GARANTIZAR EL SERVICIO BÁSICO PARA EL FUNCIONAMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DE INDUSTRIAS

UNIDAD DE MEDIDA: SERVICIO **META:** 8.720

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA Y SISTEMA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680027004 DOTAR DE INSUMOS PARA LA CONSOLIDACIÓN DE LA PLATAFORMA DE TELECOMUNICACIÓN DEL MINISTERIO

UNIDAD DE MEDIDA: UNIDAD **META:** 179

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA Y SISTEMAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.230**	**0**	**0**	**0**	**0**	**0**	**8.230**
402	10	00	00	Productos varios y útiles diversos	8.230	0	0	0	0	0	8.230
402	10	11	00	Materiales eléctricos	8.230	0	0	0	0	0	8.230
404	**00**	**00**	**00**	**Activos reales**	**1.584.881**	**0**	**0**	**0**	**0**	**0**	**1.584.881**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	60.176	0	0	0	0	0	60.176
404	07	06	00	Instrumentos musicales y equipos de audio	60.176	0	0	0	0	0	60.176
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.524.705	0	0	0	0	0	1.524.705
404	09	01	00	Mobiliario y equipos de oficina	19.752	0	0	0	0	0	19.752
404	09	02	00	Equipos de computación	1.504.953	0	0	0	0	0	1.504.953
				Totales	**1.593.111**	**0**	**0**	**0**	**0**	**0**	**1.593.111**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119181 680028000 CONSTITUCIÓN DE REDES PRODUCTIVAS EN PARQUES INDUSTRIALES UBICADOS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: CONSTRUIR OCHENTA Y OCHO (88) REDES PRODUCTIVAS EN IGUAL NÚMERO DE ÁMBITOS INDUSTRIALES SOBRE LA PREMISA DEL ENCADENAMIENTO TERRITORIAL Y PRODUCTIVO, CON BASE EN LA TEMATIZACIÓN O ESPECIALIZACIÓN Y POTENCIANDO LA VOCACIÓN PRODUCTIVA LOCAL, LA RESPONSABILIDAD ECOLÓGICA Y EL IMPULSO DE LOS INJERTOS PRODUCTIVOS A ESCALA NACIONAL.

UNIDAD DE MEDIDA: RED DE UNIDAD SOCIO PRODUCTIVA **META:** 88

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REDES PRODUCTIVAS Y PARQUES INDUSTRIALES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**169.624**	**0**	**0**	**0**	**0**	**0**	**169.624**
402	05	00	00	Productos de papel, cartón e impresos	110.030	0	0	0	0	0	110.030
402	05	03	00	Productos de papel y cartón para oficina	25.954	0	0	0	0	0	25.954
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	84.076	0	0	0	0	0	84.076
402	10	00	00	Productos varios y útiles diversos	59.594	0	0	0	0	0	59.594
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	59.594	0	0	0	0	0	59.594
403	**00**	**00**	**00**	**Servicios no personales**	**867.334**	**0**	**0**	**0**	**0**	**0**	**867.334**
403	09	00	00	Viáticos y pasajes	867.334	0	0	0	0	0	867.334
403	09	01	00	Viáticos y pasajes dentro del país	867.334	0	0	0	0	0	867.334
				Totales	**1.036.958**	**0**	**0**	**0**	**0**	**0**	**1.036.958**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119181 680028000 CONSTITUCIÓN DE REDES PRODUCTIVAS EN PARQUES INDUSTRIALES UBICADOS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: CONSTRUIR OCHENTA Y OCHO (88) REDES PRODUCTIVAS EN IGUAL NÚMERO DE ÁMBITOS INDUSTRIALES SOBRE LA PREMISA DEL ENCADENAMIENTO TERRITORIAL Y PRODUCTIVO, CON BASE EN LA TEMATIZACIÓN O ESPECIALIZACIÓN Y POTENCIANDO LA VOCACIÓN PRODUCTIVA LOCAL, LA RESPONSABILIDAD ECOLÓGICA Y EL IMPULSO DE LOS INJERTOS PRODUCTIVOS A ESCALA NACIONAL.

UNIDAD DE MEDIDA: RED DE UNIDAD SOCIO PRODUCTIVA

META: 88

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REDES PRODUCTIVAS Y PARQUES INDUSTRIALES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119181 680028000 CONSTITUCIÓN DE REDES PRODUCTIVAS EN PARQUES INDUSTRIALES UBICADOS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: CONSTRUIR OCHENTA Y OCHO (88) REDES PRODUCTIVAS EN IGUAL NÚMERO DE ÁMBITOS INDUSTRIALES SOBRE LA PREMISA DEL ENCADENAMIENTO TERRITORIAL Y PRODUCTIVO, CON BASE EN LA TEMATIZACIÓN O ESPECIALIZACIÓN Y POTENCIANDO LA VOCACIÓN PRODUCTIVA LOCAL, LA RESPONSABILIDAD ECOLÓGICA Y EL IMPULSO DE LOS INJERTOS PRODUCTIVOS A ESCALA NACIONAL.

UNIDAD DE MEDIDA: RED DE UNIDAD SOCIO PRODUCTIVA **META:** 88

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REDES PRODUCTIVAS Y PARQUES INDUSTRIALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680028001 CONSOLIDACIÓN DE LAS UNIDADES TÉCNICAS CATASTRALES EN VEINTIDÓS (22) ESTADOS DEL PAÍS

UNIDAD DE MEDIDA: UNIDAD **META:** 22

RESPONSABLE/EJECUTOR: COORDINACIÓN DE PARQUES INDUSTRIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**59.689**	**0**	**0**	**0**	**0**	**0**	**59.689**
402	05	00	00	Productos de papel, cartón e impresos	32.558	0	0	0	0	0	32.558
402	05	03	00	Productos de papel y cartón para oficina	10.853	0	0	0	0	0	10.853
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	21.705	0	0	0	0	0	21.705
402	10	00	00	Productos varios y útiles diversos	27.131	0	0	0	0	0	27.131
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	27.131	0	0	0	0	0	27.131
403	**00**	**00**	**00**	**Servicios no personales**	**434.101**	**0**	**0**	**0**	**0**	**0**	**434.101**
403	09	00	00	Viáticos y pasajes	434.101	0	0	0	0	0	434.101
403	09	01	00	Viáticos y pasajes dentro del país	434.101	0	0	0	0	0	434.101
				Totales	**493.790**	**0**	**0**	**0**	**0**	**0**	**493.790**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119181 680028000 CONSTITUCIÓN DE REDES PRODUCTIVAS EN PARQUES INDUSTRIALES UBICADOS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: CONSTRUIR OCHENTA Y OCHO (88) REDES PRODUCTIVAS EN IGUAL NÚMERO DE ÁMBITOS INDUSTRIALES SOBRE LA PREMISA DEL ENCADENAMIENTO TERRITORIAL Y PRODUCTIVO, CON BASE EN LA TEMATIZACIÓN O ESPECIALIZACIÓN Y POTENCIANDO LA VOCACIÓN PRODUCTIVA LOCAL, LA RESPONSABILIDAD ECOLÓGICA Y EL IMPULSO DE LOS INJERTOS PRODUCTIVOS A ESCALA NACIONAL.

UNIDAD DE MEDIDA: RED DE UNIDAD SOCIO PRODUCTIVA **META:** 88

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REDES PRODUCTIVAS Y PARQUES INDUSTRIALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680028002 ACTUALIZACIÓN DEL SISTEMA WEB DEL INVENTARIO NACIONAL DE INDUSTRIAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: COORDINACIÓN DE PARQUES INDUSTRIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**29.628**	**0**	**0**	**0**	**0**	0	**29.628**
402	05	00	00	Productos de papel, cartón e impresos	19.752	0	0	0	0	0	19.752
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	19.752	0	0	0	0	0	19.752
402	10	00	00	Productos varios y útiles diversos	9.876	0	0	0	0	0	9.876
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	9.876	0	0	0	0	0	9.876
403	**00**	**00**	**00**	**Servicios no personales**	**69.131**	**0**	**0**	**0**	**0**	0	**69.131**
403	09	00	00	Viáticos y pasajes	69.131	0	0	0	0	0	69.131
403	09	01	00	Viáticos y pasajes dentro del país	69.131	0	0	0	0	0	69.131
				Totales	**98.759**	**0**	**0**	**0**	**0**	0	**98.759**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119181 680028000 CONSTITUCIÓN DE REDES PRODUCTIVAS EN PARQUES INDUSTRIALES UBICADOS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: CONSTRUIR OCHENTA Y OCHO (88) REDES PRODUCTIVAS EN IGUAL NÚMERO DE ÁMBITOS INDUSTRIALES SOBRE LA PREMISA DEL ENCADENAMIENTO TERRITORIAL Y PRODUCTIVO, CON BASE EN LA TEMATIZACIÓN O ESPECIALIZACIÓN Y POTENCIANDO LA VOCACIÓN PRODUCTIVA LOCAL, LA RESPONSABILIDAD ECOLÓGICA Y EL IMPULSO DE LOS INJERTOS PRODUCTIVOS A ESCALA NACIONAL.

UNIDAD DE MEDIDA: RED DE UNIDAD SOCIO PRODUCTIVA **META:** 88

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REDES PRODUCTIVAS Y PARQUES INDUSTRIALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680028003 ACTUALIZACIÓN Y EJECUCIÓN DEL CATASTRO INDUSTRIAL EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 18.000

RESPONSABLE/EJECUTOR: COORDINACIÓN DE PARQUES INDUSTRIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**71.728**	**0**	**0**	**0**	**0**	**0**	**71.728**
402	05	00	00	Productos de papel, cartón e impresos	52.852	0	0	0	0	0	52.852
402	05	03	00	Productos de papel y cartón para oficina	15.101	0	0	0	0	0	15.101
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	37.751	0	0	0	0	0	37.751
402	10	00	00	Productos varios y útiles diversos	18.876	0	0	0	0	0	18.876
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	18.876	0	0	0	0	0	18.876
403	**00**	**00**	**00**	**Servicios no personales**	**339.763**	**0**	**0**	**0**	**0**	**0**	**339.763**
403	09	00	00	Viáticos y pasajes	339.763	0	0	0	0	0	339.763
403	09	01	00	Viáticos y pasajes dentro del país	339.763	0	0	0	0	0	339.763
				Totales	**411.491**	**0**	**0**	**0**	**0**	**0**	**411.491**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119181 680028000 CONSTITUCIÓN DE REDES PRODUCTIVAS EN PARQUES INDUSTRIALES UBICADOS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: CONSTRUIR OCHENTA Y OCHO (88) REDES PRODUCTIVAS EN IGUAL NÚMERO DE ÁMBITOS INDUSTRIALES SOBRE LA PREMISA DEL ENCADENAMIENTO TERRITORIAL Y PRODUCTIVO, CON BASE EN LA TEMATIZACIÓN O ESPECIALIZACIÓN Y POTENCIANDO LA VOCACIÓN PRODUCTIVA LOCAL, LA RESPONSABILIDAD ECOLÓGICA Y EL IMPULSO DE LOS INJERTOS PRODUCTIVOS A ESCALA NACIONAL.

UNIDAD DE MEDIDA: RED DE UNIDAD SOCIO PRODUCTIVA **META:** 88

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REDES PRODUCTIVAS Y PARQUES INDUSTRIALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680028004 IMPLEMENTACIÓN DEL SISTEMA DE INDICADORES SOBRE OCHENTA Y OCHO (88) REDES PRODUCTIVAS

UNIDAD DE MEDIDA: SISTEMA **META:** 88

RESPONSABLE/EJECUTOR: COORDINACIÓN DE REDES PRODUCTIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.748**	**0**	**0**	**0**	**0**	**0**	**4.748**
402	05	00	00	Productos de papel, cartón e impresos	3.165	0	0	0	0	0	3.165
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.165	0	0	0	0	0	3.165
402	10	00	00	Productos varios y útiles diversos	1.583	0	0	0	0	0	1.583
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.583	0	0	0	0	0	1.583
403	**00**	**00**	**00**	**Servicios no personales**	**15.827**	**0**	**0**	**0**	**0**	**0**	**15.827**
403	09	00	00	Viáticos y pasajes	15.827	0	0	0	0	0	15.827
403	09	01	00	Viáticos y pasajes dentro del pais	15.827	0	0	0	0	0	15.827
				Totales	**20.575**	**0**	**0**	**0**	**0**	**0**	**20.575**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119181 680028000 CONSTITUCIÓN DE REDES PRODUCTIVAS EN PARQUES INDUSTRIALES UBICADOS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: CONSTRUIR OCHENTA Y OCHO (88) REDES PRODUCTIVAS EN IGUAL NÚMERO DE ÁMBITOS INDUSTRIALES SOBRE LA PREMISA DEL ENCADENAMIENTO TERRITORIAL Y PRODUCTIVO, CON BASE EN LA TEMATIZACIÓN O ESPECIALIZACIÓN Y POTENCIANDO LA VOCACIÓN PRODUCTIVA LOCAL, LA RESPONSABILIDAD ECOLÓGICA Y EL IMPULSO DE LOS INJERTOS PRODUCTIVOS A ESCALA NACIONAL.

UNIDAD DE MEDIDA: RED DE UNIDAD SOCIO PRODUCTIVA **META:** 88

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REDES PRODUCTIVAS Y PARQUES INDUSTRIALES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680028005 DISEÑO DE MAPAS DE REDES Y ENCADENAMIENTOS DE OCHENTA Y OCHO (88) ÁMBITOS INDUSTRIALES

UNIDAD DE MEDIDA: MAPA **META:** 88

RESPONSABLE/EJECUTOR: COORDINACIÓN DE REDES PRODUCTIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.831**	**0**	**0**	**0**	**0**	0	**3.831**
402	05	00	00	Productos de papel, cartón e impresos	1.703	0	0	0	0	0	1.703
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.703	0	0	0	0	0	1.703
402	10	00	00	Productos varios y útiles diversos	2.128	0	0	0	0	0	2.128
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.128	0	0	0	0	0	2.128
403	**00**	**00**	**00**	**Servicios no personales**	**8.512**	**0**	**0**	**0**	**0**	0	**8.512**
403	09	00	00	Viáticos y pasajes	8.512	0	0	0	0	0	8.512
403	09	01	00	Viáticos y pasajes dentro del país	8.512	0	0	0	0	0	8.512
				Totales	**12.343**	**0**	**0**	**0**	**0**	0	**12.343**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **PROYECTO:** 119224 680029000 FORTALECER EL DESARROLLO Y SEGUIMIENTO DE LA GESTIÓN Y PRODUCCIÓN DE LAS INDUSTRIAS BÁSICAS

OBJETIVO DEL PROYECTO: GENERACIÓN DE INFORMACIÓN A PARTIR DE INDICADORES DE GESTIÓN DE LAS INDUSTRIAS BÁSICAS DESDE UNA PERSPECTIVA FUNCIONAL QUE CONTRIBUYA A MANTENER Y MEJORAR LA OPERATIVIDAD DE ESTAS INDUSTRIAS CON LA CREACIÓN DE UN SISTEMA DE INFORMACIÓN ESTADÍSTICA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y SEGUIMIENTO DE INDUSTRIAS BÁSICAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**323.300**	**0**	**0**	**0**	**0**	**0**	**323.300**
402	01	00	00	Productos alimenticios y agropecuarios	90.000	0	0	0	0	0	90.000
402	01	01	00	Alimentos y bebidas para personas	90.000	0	0	0	0	0	90.000
402	05	00	00	Productos de papel, cartón e impresos	233.300	0	0	0	0	0	233.300
402	05	03	00	Productos de papel y cartón para oficina	28.150	0	0	0	0	0	28.150
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	205.150	0	0	0	0	0	205.150
403	**00**	**00**	**00**	**Servicios no personales**	**3.438.597**	**0**	**0**	**0**	**0**	**0**	**3.438.597**
403	07	00	00	Servicios de información, impresión y relaciones públicas	511.777	0	0	0	0	0	511.777
403	07	03	00	Relaciones sociales	511.777	0	0	0	0	0	511.777
403	09	00	00	Viáticos y pasajes	2.725.436	0	0	0	0	0	2.725.436
403	09	01	00	Viáticos y pasajes dentro del país	2.725.436	0	0	0	0	0	2.725.436
403	18	00	00	Impuestos indirectos	201.384	0	0	0	0	0	201.384
403	18	01	00	Impuesto al valor agregado	201.384	0	0	0	0	0	201.384
404	**00**	**00**	**00**	**Activos reales**	**130.684**	**0**	**0**	**0**	**0**	**0**	**130.684**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	130.684	0	0	0	0	0	130.684
404	09	01	00	Mobiliario y equipos de oficina	130.684	0	0	0	0	0	130.684
				Totales	**3.892.581**	**0**	**0**	**0**	**0**	**0**	**3.892.581**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119224 680029000 FORTALECER EL DESARROLLO Y SEGUIMIENTO DE LA GESTIÓN Y PRODUCCIÓN DE LAS INDUSTRIAS BÁSICAS

OBJETIVO DEL PROYECTO: GENERACIÓN DE INFORMACIÓN A PARTIR DE INDICADORES DE GESTIÓN DE LAS INDUSTRIAS BÁSICAS DESDE UNA PERSPECTIVA FUNCIONAL QUE CONTRIBUYA A MANTENER Y MEJORAR LA OPERATIVIDAD DE ESTAS INDUSTRIAS CON LA CREACIÓN DE UN SISTEMA DE INFORMACIÓN ESTADÍSTICA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y SEGUIMIENTO DE INDUSTRIAS BÁSICAS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119224 680029000 FORTALECER EL DESARROLLO Y SEGUIMIENTO DE LA GESTIÓN Y PRODUCCIÓN DE LAS INDUSTRIAS BÁSICAS

OBJETIVO DEL PROYECTO: GENERACIÓN DE INFORMACIÓN A PARTIR DE INDICADORES DE GESTIÓN DE LAS INDUSTRIAS BÁSICAS DESDE UNA PERSPECTIVA FUNCIONAL QUE CONTRIBUYA A MANTENER Y MEJORAR LA OPERATIVIDAD DE ESTAS INDUSTRIAS CON LA CREACIÓN DE UN SISTEMA DE INFORMACIÓN ESTADÍSTICA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y SEGUIMIENTO DE INDUSTRIAS BÁSICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680029001 SISTEMATIZAR Y PROMOVER EL SEGUIMIENTO DE LAS GESTIÓN DE LAS INDUSTRIAS BÁSICAS; A FIN DE OBTENER INFORMACIÓN OPORTUNA Y VERAZ PARA LA TOMA DE DECISIONES

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y SEGUIMIENTO DE INDUSTRIAS BÁSICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**64.660**	**0**	**0**	**0**	**0**	0	**64.660**
402	01	00	00	Productos alimenticios y agropecuarios	18.000	0	0	0	0	0	18.000
402	01	01	00	Alimentos y bebidas para personas	18.000	0	0	0	0	0	18.000
402	05	00	00	Productos de papel, cartón e impresos	46.660	0	0	0	0	0	46.660
402	05	03	00	Productos de papel y cartón para oficina	5.630	0	0	0	0	0	5.630
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	41.030	0	0	0	0	0	41.030
403	**00**	**00**	**00**	**Servicios no personales**	**669.624**	**0**	**0**	**0**	**0**	0	**669.624**
403	07	00	00	Servicios de información, impresión y relaciones públicas	84.260	0	0	0	0	0	84.260
403	07	03	00	Relaciones sociales	84.260	0	0	0	0	0	84.260
403	09	00	00	Viáticos y pasajes	545.024	0	0	0	0	0	545.024
403	09	01	00	Viáticos y pasajes dentro del país	545.024	0	0	0	0	0	545.024
403	18	00	00	Impuestos indirectos	40.340	0	0	0	0	0	40.340
403	18	01	00	Impuesto al valor agregado	40.340	0	0	0	0	0	40.340
404	**00**	**00**	**00**	**Activos reales**	**65.342**	**0**	**0**	**0**	**0**	0	**65.342**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	65.342	0	0	0	0	0	65.342
404	09	01	00	Mobiliario y equipos de oficina	65.342	0	0	0	0	0	65.342
				Totales	**799.626**	**0**	**0**	**0**	**0**	0	**799.626**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119224 680029000 FORTALECER EL DESARROLLO Y SEGUIMIENTO DE LA GESTIÓN Y PRODUCCIÓN DE LAS INDUSTRIAS BÁSICAS

OBJETIVO DEL PROYECTO: GENERACIÓN DE INFORMACIÓN A PARTIR DE INDICADORES DE GESTIÓN DE LAS INDUSTRIAS BÁSICAS DESDE UNA PERSPECTIVA FUNCIONAL QUE CONTRIBUYA A MANTENER Y MEJORAR LA OPERATIVIDAD DE ESTAS INDUSTRIAS CON LA CREACIÓN DE UN SISTEMA DE INFORMACIÓN ESTADÍSTICA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y SEGUIMIENTO DE INDUSTRIAS BÁSICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680029002 CONSTRUCCIÓN DE MATRIZ DE INDICADORES DE GESTIÓN QUE PERMITAN EVALUAR Y CUANTIFICAR LA SITUACIÓN REAL DE LAS INDUSTRIAS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y SEGUIMIENTO DE INDUSTRIAS BÁSICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**64.660**	**0**	**0**	**0**	**0**	**0**	**64.660**
402	01	00	00	Productos alimenticios y agropecuarios	18.000	0	0	0	0	0	18.000
402	01	01	00	Alimentos y bebidas para personas	18.000	0	0	0	0	0	18.000
402	05	00	00	Productos de papel, cartón e impresos	46.660	0	0	0	0	0	46.660
402	05	03	00	Productos de papel y cartón para oficina	5.630	0	0	0	0	0	5.630
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	41.030	0	0	0	0	0	41.030
403	**00**	**00**	**00**	**Servicios no personales**	**669.624**	**0**	**0**	**0**	**0**	**0**	**669.624**
403	07	00	00	Servicios de información, impresión y relaciones públicas	84.260	0	0	0	0	0	84.260
403	07	03	00	Relaciones sociales	84.260	0	0	0	0	0	84.260
403	09	00	00	Viáticos y pasajes	545.024	0	0	0	0	0	545.024
403	09	01	00	Viáticos y pasajes dentro del país	545.024	0	0	0	0	0	545.024
403	18	00	00	Impuestos indirectos	40.340	0	0	0	0	0	40.340
403	18	01	00	Impuesto al valor agregado	40.340	0	0	0	0	0	40.340
404	**00**	**00**	**00**	**Activos reales**	**65.342**	**0**	**0**	**0**	**0**	**0**	**65.342**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	65.342	0	0	0	0	0	65.342
404	09	01	00	Mobiliario y equipos de oficina	65.342	0	0	0	0	0	65.342
				Totales	**799.626**	**0**	**0**	**0**	**0**	**0**	**799.626**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119224 680029000 FORTALECER EL DESARROLLO Y SEGUIMIENTO DE LA GESTIÓN Y PRODUCCIÓN DE LAS INDUSTRIAS BÁSICAS

OBJETIVO DEL PROYECTO: GENERACIÓN DE INFORMACIÓN A PARTIR DE INDICADORES DE GESTIÓN DE LAS INDUSTRIAS BÁSICAS DESDE UNA PERSPECTIVA FUNCIONAL QUE CONTRIBUYA A MANTENER Y MEJORAR LA OPERATIVIDAD DE ESTAS INDUSTRIAS CON LA CREACIÓN DE UN SISTEMA DE INFORMACIÓN ESTADÍSTICA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y SEGUIMIENTO DE INDUSTRIAS BÁSICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680029003 ANÁLISIS Y SÍNTESIS DE INFORMACIÓN OBTENIDA DE LA MATRIZ DE INDICADORES DE GESTIÓN DE LAS INDUSTRIAS BÁSICAS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y SEGUIMIENTO DE INDUSTRIAS BÁSICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**64.660**	**0**	**0**	**0**	**0**	**0**	**64.660**
402	01	00	00	Productos alimenticios y agropecuarios	18.000	0	0	0	0	0	18.000
402	01	01	00	Alimentos y bebidas para personas	18.000	0	0	0	0	0	18.000
402	05	00	00	Productos de papel, cartón e impresos	46.660	0	0	0	0	0	46.660
402	05	03	00	Productos de papel y cartón para oficina	5.630	0	0	0	0	0	5.630
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	41.030	0	0	0	0	0	41.030
403	**00**	**00**	**00**	**Servicios no personales**	**699.783**	**0**	**0**	**0**	**0**	**0**	**699.783**
403	07	00	00	Servicios de información, impresión y relaciones públicas	114.419	0	0	0	0	0	114.419
403	07	03	00	Relaciones sociales	114.419	0	0	0	0	0	114.419
403	09	00	00	Viáticos y pasajes	545.024	0	0	0	0	0	545.024
403	09	01	00	Viáticos y pasajes dentro del país	545.024	0	0	0	0	0	545.024
403	18	00	00	Impuestos indirectos	40.340	0	0	0	0	0	40.340
403	18	01	00	Impuesto al valor agregado	40.340	0	0	0	0	0	40.340
				Totales	**764.443**	**0**	**0**	**0**	**0**	**0**	**764.443**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119224 680029000 FORTALECER EL DESARROLLO Y SEGUIMIENTO DE LA GESTIÓN Y PRODUCCIÓN DE LAS INDUSTRIAS BÁSICAS

OBJETIVO DEL PROYECTO: GENERACIÓN DE INFORMACIÓN A PARTIR DE INDICADORES DE GESTIÓN DE LAS INDUSTRIAS BÁSICAS DESDE UNA PERSPECTIVA FUNCIONAL QUE CONTRIBUYA A MANTENER Y MEJORAR LA OPERATIVIDAD DE ESTAS INDUSTRIAS CON LA CREACIÓN DE UN SISTEMA DE INFORMACIÓN ESTADÍSTICA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y SEGUIMIENTO DE INDUSTRIAS BÁSICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680029004 VERIFICACIÓN Y VALIDACIÓN DE LOS DATOS A PARTIR DE INSPECCIONES EN SITIO

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y SEGUIMIENTO DE INDUSTRIAS BÁSICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**64.660**	**0**	**0**	**0**	**0**	0	**64.660**
402	01	00	00	Productos alimenticios y agropecuarios	18.000	0	0	0	0	0	18.000
402	01	01	00	Alimentos y bebidas para personas	18.000	0	0	0	0	0	18.000
402	05	00	00	Productos de papel, cartón e impresos	46.660	0	0	0	0	0	46.660
402	05	03	00	Productos de papel y cartón para oficina	5.630	0	0	0	0	0	5.630
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	41.030	0	0	0	0	0	41.030
403	**00**	**00**	**00**	**Servicios no personales**	**700.099**	**0**	**0**	**0**	**0**	0	**700.099**
403	07	00	00	Servicios de información, impresión y relaciones públicas	114.419	0	0	0	0	0	114.419
403	07	03	00	Relaciones sociales	114.419	0	0	0	0	0	114.419
403	09	00	00	Viáticos y pasajes	545.340	0	0	0	0	0	545.340
403	09	01	00	Viáticos y pasajes dentro del país	545.340	0	0	0	0	0	545.340
403	18	00	00	Impuestos indirectos	40.340	0	0	0	0	0	40.340
403	18	01	00	Impuesto al valor agregado	40.340	0	0	0	0	0	40.340
				Totales	**764.759**	**0**	**0**	**0**	**0**	0	**764.759**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119224 680029000 FORTALECER EL DESARROLLO Y SEGUIMIENTO DE LA GESTIÓN Y PRODUCCIÓN DE LAS INDUSTRIAS BÁSICAS

OBJETIVO DEL PROYECTO: GENERACIÓN DE INFORMACIÓN A PARTIR DE INDICADORES DE GESTIÓN DE LAS INDUSTRIAS BÁSICAS DESDE UNA PERSPECTIVA FUNCIONAL QUE CONTRIBUYA A MANTENER Y MEJORAR LA OPERATIVIDAD DE ESTAS INDUSTRIAS CON LA CREACIÓN DE UN SISTEMA DE INFORMACIÓN ESTADÍSTICA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y SEGUIMIENTO DE INDUSTRIAS BÁSICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680029005 DESARROLLAR LÍNEAS DE INVESTIGACIÓN PARA LA IMPLEMENTACIÓN DE MEJORAS CONTINUAS Y NUEVOS DESARROLLOS TECNOLÓGICOS EN LOS PROCESOS INDUSTRIALES DE LAS EMPRESAS BÁSICAS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y SEGUIMIENTO DE INDUSTRIAS BÁSICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**64.660**	**0**	**0**	**0**	**0**	**0**	**64.660**
402	01	00	00	Productos alimenticios y agropecuarios	18.000	0	0	0	0	0	18.000
402	01	01	00	Alimentos y bebidas para personas	18.000	0	0	0	0	0	18.000
402	05	00	00	Productos de papel, cartón e impresos	46.660	0	0	0	0	0	46.660
402	05	03	00	Productos de papel y cartón para oficina	5.630	0	0	0	0	0	5.630
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	41.030	0	0	0	0	0	41.030
403	**00**	**00**	**00**	**Servicios no personales**	**699.467**	**0**	**0**	**0**	**0**	**0**	**699.467**
403	07	00	00	Servicios de información, impresión y relaciones públicas	114.419	0	0	0	0	0	114.419
403	07	03	00	Relaciones sociales	114.419	0	0	0	0	0	114.419
403	09	00	00	Viáticos y pasajes	545.024	0	0	0	0	0	545.024
403	09	01	00	Viáticos y pasajes dentro del país	545.024	0	0	0	0	0	545.024
403	18	00	00	Impuestos indirectos	40.024	0	0	0	0	0	40.024
403	18	01	00	Impuesto al valor agregado	40.024	0	0	0	0	0	40.024
				Totales	**764.127**	**0**	**0**	**0**	**0**	**0**	**764.127**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119183 680030000 GENERACIÓN DE POLÍTICAS DE PRODUCCIÓN Y COMERCIALIZACIÓN DE LAS INDUSTRIAS BÁSICAS QUE INCREMENTEN SU PRODUCTIVIDAD Y DIVERSIFICACIÓN DE PRODUCTOS

OBJETIVO DEL PROYECTO: GENERAR POLÍTICAS DE PRODUCCIÓN Y COMERCIALIZACIÓN QUE INCREMENTEN LA PRODUCTIVIDAD, INCIDAN EN LA DIVERSIFICACIÓN DE LA PRODUCCIÓN, EN EL APALANCAMIENTO E INCENTIVO DE ENCADENAMIENTOS PRODUCTIVOS Y EL ACCESO OPORTUNO DEL SECTOR TRANSFORMADOR NACIONAL A LAS MATERIAS PRIMAS QUE PRODUCEN NUESTRAS INDUSTRIAS BÁSICAS BAJO CRITERIOS DE SUSTENTABILIDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS BÁSICAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**394.800**	**0**	**0**	**0**	**0**	**0**	**394.800**
402	01	00	00	Productos alimenticios y agropecuarios	72.000	0	0	0	0	0	72.000
402	01	01	00	Alimentos y bebidas para personas	72.000	0	0	0	0	0	72.000
402	03	00	00	Textiles y vestuarios	4.692	0	0	0	0	0	4.692
402	03	02	00	Prendas de vestir	4.692	0	0	0	0	0	4.692
402	05	00	00	Productos de papel, cartón e impresos	88.872	0	0	0	0	0	88.872
402	05	03	00	Productos de papel y cartón para oficina	74.472	0	0	0	0	0	74.472
402	05	04	00	Libros, revistas y periódicos	14.400	0	0	0	0	0	14.400
402	10	00	00	Productos varios y útiles diversos	229.236	0	0	0	0	0	229.236
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	138.156	0	0	0	0	0	138.156
402	10	06	00	Condecoraciones, ofrendas y similares	91.080	0	0	0	0	0	91.080
403	**00**	**00**	**00**	**Servicios no personales**	**2.688.462**	**0**	**0**	**0**	**0**	**0**	**2.688.462**
403	07	00	00	Servicios de información, impresión y relaciones públicas	306.172	0	0	0	0	0	306.172
403	07	02	00	Imprenta y reproducción	35.064	0	0	0	0	0	35.064
403	07	03	00	Relaciones sociales	271.108	0	0	0	0	0	271.108
403	09	00	00	Viáticos y pasajes	1.924.056	0	0	0	0	0	1.924.056
403	09	01	00	Viáticos y pasajes dentro del país	1.924.056	0	0	0	0	0	1.924.056
403	10	00	00	Servicios profesionales y técnicos	78.000	0	0	0	0	0	78.000
403	10	99	00	Otros servicios profesionales y técnicos	78.000	0	0	0	0	0	78.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	84.000	0	0	0	0	0	84.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	84.000	0	0	0	0	0	84.000
403	18	00	00	Impuestos indirectos	296.234	0	0	0	0	0	296.234
403	18	01	00	Impuesto al valor agregado	296.234	0	0	0	0	0	296.234
				Totales	**3.083.262**	**0**	**0**	**0**	**0**	**0**	**3.083.262**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119183 680030000 GENERACIÓN DE POLÍTICAS DE PRODUCCIÓN Y COMERCIALIZACIÓN DE LAS INDUSTRIAS BÁSICAS QUE INCREMENTEN SU PRODUCTIVIDAD Y DIVERSIFICACIÓN DE PRODUCTOS

OBJETIVO DEL PROYECTO: GENERAR POLÍTICAS DE PRODUCCIÓN Y COMERCIALIZACIÓN QUE INCREMENTEN LA PRODUCTIVIDAD, INCIDAN EN LA DIVERSIFICACIÓN DE LA PRODUCCIÓN, EN EL APALANCAMIENTO E INCENTIVO DE ENCADENAMIENTOS PRODUCTIVOS Y EL ACCESO OPORTUNO DEL SECTOR TRANSFORMADOR NACIONAL A LAS MATERIAS PRIMAS QUE PRODUCEN NUESTRAS INDUSTRIAS BÁSICAS BAJO CRITERIOS DE SUSTENTABILIDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS BÁSICAS **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119183 680030000 GENERACIÓN DE POLÍTICAS DE PRODUCCIÓN Y COMERCIALIZACIÓN DE LAS INDUSTRIAS BÁSICAS QUE INCREMENTEN SU PRODUCTIVIDAD Y DIVERSIFICACIÓN DE PRODUCTOS

OBJETIVO DEL PROYECTO: GENERAR POLÍTICAS DE PRODUCCIÓN Y COMERCIALIZACIÓN QUE INCREMENTEN LA PRODUCTIVIDAD, INCIDAN EN LA DIVERSIFICACIÓN DE LA PRODUCCIÓN, EN EL APALANCAMIENTO E INCENTIVO DE ENCADENAMIENTOS PRODUCTIVOS Y EL ACCESO OPORTUNO DEL SECTOR TRANSFORMADOR NACIONAL A LAS MATERIAS PRIMAS QUE PRODUCEN NUESTRAS INDUSTRIAS BÁSICAS BAJO CRITERIOS DE SUSTENTABILIDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS BÁSICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680030001 IDENTIFICACIÓN Y DIAGNÓSTICO DE LOS PROCESOS PRODUCTIVOS DE LAS INDUSTRIAS BÁSICAS EN CUANTO A REQUERIMIENTOS, NECESIDADES, ARTICULACIONES, FORTALEZAS Y DEBILIDADES

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS BÁSICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**98.700**	0	0	0	0	0	**98.700**
402	01	00	00	Productos alimenticios y agropecuarios	18.000	0	0	0	0	0	18.000
402	01	01	00	Alimentos y bebidas para personas	18.000	0	0	0	0	0	18.000
402	03	00	00	Textiles y vestuarios	1.173	0	0	0	0	0	1.173
402	03	02	00	Prendas de vestir	1.173	0	0	0	0	0	1.173
402	05	00	00	Productos de papel, cartón e impresos	22.218	0	0	0	0	0	22.218
402	05	03	00	Productos de papel y cartón para oficina	18.618	0	0	0	0	0	18.618
402	05	04	00	Libros, revistas y periódicos	3.600	0	0	0	0	0	3.600
402	10	00	00	Productos varios y útiles diversos	57.309	0	0	0	0	0	57.309
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	34.539	0	0	0	0	0	34.539
402	10	06	00	Condecoraciones, ofrendas y similares	22.770	0	0	0	0	0	22.770
403	**00**	**00**	**00**	**Servicios no personales**	**672.114**	0	0	0	0	0	**672.114**
403	07	00	00	Servicios de información, impresión y relaciones públicas	76.542	0	0	0	0	0	76.542
403	07	02	00	Imprenta y reproducción	8.766	0	0	0	0	0	8.766
403	07	03	00	Relaciones sociales	67.776	0	0	0	0	0	67.776
403	09	00	00	Viáticos y pasajes	481.014	0	0	0	0	0	481.014
403	09	01	00	Viáticos y pasajes dentro del país	481.014	0	0	0	0	0	481.014
403	10	00	00	Servicios profesionales y técnicos	19.500	0	0	0	0	0	19.500
403	10	99	00	Otros servicios profesionales y técnicos	19.500	0	0	0	0	0	19.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	21.000	0	0	0	0	0	21.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	21.000	0	0	0	0	0	21.000
403	18	00	00	Impuestos indirectos	74.058	0	0	0	0	0	74.058
403	18	01	00	Impuesto al valor agregado	74.058	0	0	0	0	0	74.058

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119183 680030000 GENERACIÓN DE POLÍTICAS DE PRODUCCIÓN Y COMERCIALIZACIÓN DE LAS INDUSTRIAS BÁSICAS QUE INCREMENTEN SU PRODUCTIVIDAD Y DIVERSIFICACIÓN DE PRODUCTOS

OBJETIVO DEL PROYECTO: GENERAR POLÍTICAS DE PRODUCCIÓN Y COMERCIALIZACIÓN QUE INCREMENTEN LA PRODUCTIVIDAD, INCIDAN EN LA DIVERSIFICACIÓN DE LA PRODUCCIÓN, EN EL APALANCAMIENTO E INCENTIVO DE ENCADENAMIENTOS PRODUCTIVOS Y EL ACCESO OPORTUNO DEL SECTOR TRANSFORMADOR NACIONAL A LAS MATERIAS PRIMAS QUE PRODUCEN NUESTRAS INDUSTRIAS BÁSICAS BAJO CRITERIOS DE SUSTENTABILIDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS BÁSICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680030001 IDENTIFICACIÓN Y DIAGNÓSTICO DE LOS PROCESOS PRODUCTIVOS DE LAS INDUSTRIAS BÁSICAS EN CUANTO A REQUERIMIENTOS, NECESIDADES, ARTICULACIONES, FORTALEZAS Y DEBILIDADES

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS BÁSICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**770.814**	0	0	0	0	0	770.814

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119183 680030000 GENERACIÓN DE POLÍTICAS DE PRODUCCIÓN Y COMERCIALIZACIÓN DE LAS INDUSTRIAS BÁSICAS QUE INCREMENTEN SU PRODUCTIVIDAD Y DIVERSIFICACIÓN DE PRODUCTOS

OBJETIVO DEL PROYECTO: GENERAR POLÍTICAS DE PRODUCCIÓN Y COMERCIALIZACIÓN QUE INCREMENTEN LA PRODUCTIVIDAD, INCIDAN EN LA DIVERSIFICACIÓN DE LA PRODUCCIÓN, EN EL APALANCAMIENTO E INCENTIVO DE ENCADENAMIENTOS PRODUCTIVOS Y EL ACCESO OPORTUNO DEL SECTOR TRANSFORMADOR NACIONAL A LAS MATERIAS PRIMAS QUE PRODUCEN NUESTRAS INDUSTRIAS BÁSICAS BAJO CRITERIOS DE SUSTENTABILIDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS BÁSICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680030002 IDENTIFICACIÓN DE REQUERIMIENTOS, NECESIDADES, CAPACIDADES, PRODUCTOS DEL SECTOR TRANSFORMADOR NACIONAL, AGUAS ABAJO DE LA INDUSTRIA BÁSICA

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS BÁSICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**98.700**	**0**	0	**0**	**0**	0	**98.700**
402	01	00	00	Productos alimenticios y agropecuarios	18.000	0	0	0	0	0	18.000
402	01	01	00	Alimentos y bebidas para personas	18.000	0	0	0	0	0	18.000
402	03	00	00	Textiles y vestuarios	1.173	0	0	0	0	0	1.173
402	03	02	00	Prendas de vestir	1.173	0	0	0	0	0	1.173
402	05	00	00	Productos de papel, cartón e impresos	22.218	0	0	0	0	0	22.218
402	05	03	00	Productos de papel y cartón para oficina	18.618	0	0	0	0	0	18.618
402	05	04	00	Libros, revistas y periódicos	3.600	0	0	0	0	0	3.600
402	10	00	00	Productos varios y útiles diversos	57.309	0	0	0	0	0	57.309
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	34.539	0	0	0	0	0	34.539
402	10	06	00	Condecoraciones, ofrendas y similares	22.770	0	0	0	0	0	22.770
403	**00**	**00**	**00**	**Servicios no personales**	**672.114**	**0**	0	**0**	**0**	0	**672.114**
403	07	00	00	Servicios de información, impresión y relaciones públicas	76.542	0	0	0	0	0	76.542
403	07	02	00	Imprenta y reproducción	8.766	0	0	0	0	0	8.766
403	07	03	00	Relaciones sociales	67.776	0	0	0	0	0	67.776
403	09	00	00	Viáticos y pasajes	481.014	0	0	0	0	0	481.014
403	09	01	00	Viáticos y pasajes dentro del país	481.014	0	0	0	0	0	481.014
403	10	00	00	Servicios profesionales y técnicos	19.500	0	0	0	0	0	19.500
403	10	99	00	Otros servicios profesionales y técnicos	19.500	0	0	0	0	0	19.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	21.000	0	0	0	0	0	21.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	21.000	0	0	0	0	0	21.000
403	18	00	00	Impuestos indirectos	74.058	0	0	0	0	0	74.058
403	18	01	00	Impuesto al valor agregado	74.058	0	0	0	0	0	74.058

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119183 680030000 GENERACIÓN DE POLÍTICAS DE PRODUCCIÓN Y COMERCIALIZACIÓN DE LAS INDUSTRIAS BÁSICAS QUE INCREMENTEN SU PRODUCTIVIDAD Y DIVERSIFICACIÓN DE PRODUCTOS

OBJETIVO DEL PROYECTO: GENERAR POLÍTICAS DE PRODUCCIÓN Y COMERCIALIZACIÓN QUE INCREMENTEN LA PRODUCTIVIDAD, INCIDAN EN LA DIVERSIFICACIÓN DE LA PRODUCCIÓN, EN EL APALANCAMIENTO E INCENTIVO DE ENCADENAMIENTOS PRODUCTIVOS Y EL ACCESO OPORTUNO DEL SECTOR TRANSFORMADOR NACIONAL A LAS MATERIAS PRIMAS QUE PRODUCEN NUESTRAS INDUSTRIAS BÁSICAS BAJO CRITERIOS DE SUSTENTABILIDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS BÁSICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680030002 IDENTIFICACIÓN DE REQUERIMIENTOS, NECESIDADES, CAPACIDADES, PRODUCTOS DEL SECTOR TRANSFORMADOR NACIONAL, AGUAS ABAJO DE LA INDUSTRIA BÁSICA

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS BÁSICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**770.814**	**0**	**0**	**0**	**0**	**0**	**770.814**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119183 680030000 GENERACIÓN DE POLÍTICAS DE PRODUCCIÓN Y COMERCIALIZACIÓN DE LAS INDUSTRIAS BÁSICAS QUE INCREMENTEN SU PRODUCTIVIDAD Y DIVERSIFICACIÓN DE PRODUCTOS

OBJETIVO DEL PROYECTO: GENERAR POLÍTICAS DE PRODUCCIÓN Y COMERCIALIZACIÓN QUE INCREMENTEN LA PRODUCTIVIDAD, INCIDAN EN LA DIVERSIFICACIÓN DE LA PRODUCCIÓN, EN EL APALANCAMIENTO E INCENTIVO DE ENCADENAMIENTOS PRODUCTIVOS Y EL ACCESO OPORTUNO DEL SECTOR TRANSFORMADOR NACIONAL A LAS MATERIAS PRIMAS QUE PRODUCEN NUESTRAS INDUSTRIAS BÁSICAS BAJO CRITERIOS DE SUSTENTABILIDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS BÁSICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680030003 IDENTIFICAR Y SISTEMATIZAR INFORMACIÓN, ESTUDIOS E INVESTIGACIONES PREVIAS, RESPECTO A LAS NECESIDADES SOCIALES Y DESARROLLOS DE NUEVOS PRODUCTOS Y SERVICIOS QUE PUDIERAN SER SUMINISTRADOS POR LA INDUSTRIA BÁSICA

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS BÁSICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**98.700**	**0**	**0**	**0**	**0**	0	**98.700**
402	01	00	00	Productos alimenticios y agropecuarios	18.000	0	0	0	0	0	18.000
402	01	01	00	Alimentos y bebidas para personas	18.000	0	0	0	0	0	18.000
402	03	00	00	Textiles y vestuarios	1.173	0	0	0	0	0	1.173
402	03	02	00	Prendas de vestir	1.173	0	0	0	0	0	1.173
402	05	00	00	Productos de papel, cartón e impresos	22.218	0	0	0	0	0	22.218
402	05	03	00	Productos de papel y cartón para oficina	18.618	0	0	0	0	0	18.618
402	05	04	00	Libros, revistas y periódicos	3.600	0	0	0	0	0	3.600
402	10	00	00	Productos varios y útiles diversos	57.309	0	0	0	0	0	57.309
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	34.539	0	0	0	0	0	34.539
402	10	06	00	Condecoraciones, ofrendas y similares	22.770	0	0	0	0	0	22.770
403	**00**	**00**	**00**	**Servicios no personales**	**672.114**	**0**	**0**	**0**	**0**	0	**672.114**
403	07	00	00	Servicios de información, impresión y relaciones públicas	76.542	0	0	0	0	0	76.542
403	07	02	00	Imprenta y reproducción	8.766	0	0	0	0	0	8.766
403	07	03	00	Relaciones sociales	67.776	0	0	0	0	0	67.776
403	09	00	00	Viáticos y pasajes	481.014	0	0	0	0	0	481.014
403	09	01	00	Viáticos y pasajes dentro del país	481.014	0	0	0	0	0	481.014
403	10	00	00	Servicios profesionales y técnicos	19.500	0	0	0	0	0	19.500
403	10	99	00	Otros servicios profesionales y técnicos	19.500	0	0	0	0	0	19.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	21.000	0	0	0	0	0	21.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	21.000	0	0	0	0	0	21.000
403	18	00	00	Impuestos indirectos	74.058	0	0	0	0	0	74.058
403	18	01	00	Impuesto al valor agregado	74.058	0	0	0	0	0	74.058

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119183 680030000 GENERACIÓN DE POLÍTICAS DE PRODUCCIÓN Y COMERCIALIZACIÓN DE LAS INDUSTRIAS BÁSICAS QUE INCREMENTEN SU PRODUCTIVIDAD Y DIVERSIFICACIÓN DE PRODUCTOS

OBJETIVO DEL PROYECTO: GENERAR POLÍTICAS DE PRODUCCIÓN Y COMERCIALIZACIÓN QUE INCREMENTEN LA PRODUCTIVIDAD, INCIDAN EN LA DIVERSIFICACIÓN DE LA PRODUCCIÓN, EN EL APALANCAMIENTO E INCENTIVO DE ENCADENAMIENTOS PRODUCTIVOS Y EL ACCESO OPORTUNO DEL SECTOR TRANSFORMADOR NACIONAL A LAS MATERIAS PRIMAS QUE PRODUCEN NUESTRAS INDUSTRIAS BÁSICAS BAJO CRITERIOS DE SUSTENTABILIDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS BÁSICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680030003 IDENTIFICAR Y SISTEMATIZAR INFORMACIÓN, ESTUDIOS E INVESTIGACIONES PREVIAS, RESPECTO A LAS NECESIDADES SOCIALES Y DESARROLLOS DE NUEVOS PRODUCTOS Y SERVICIOS QUE PUDIERAN SER SUMINISTRADOS POR LA INDUSTRIA BÁSICA

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS BÁSICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**770.814**	**0**	**0**	**0**	**0**	**0**	**770.814**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119183 680030000 GENERACIÓN DE POLÍTICAS DE PRODUCCIÓN Y COMERCIALIZACIÓN DE LAS INDUSTRIAS BÁSICAS QUE INCREMENTEN SU PRODUCTIVIDAD Y DIVERSIFICACIÓN DE PRODUCTOS

OBJETIVO DEL PROYECTO: GENERAR POLÍTICAS DE PRODUCCIÓN Y COMERCIALIZACIÓN QUE INCREMENTEN LA PRODUCTIVIDAD, INCIDAN EN LA DIVERSIFICACIÓN DE LA PRODUCCIÓN, EN EL APALANCAMIENTO E INCENTIVO DE ENCADENAMIENTOS PRODUCTIVOS Y EL ACCESO OPORTUNO DEL SECTOR TRANSFORMADOR NACIONAL A LAS MATERIAS PRIMAS QUE PRODUCEN NUESTRAS INDUSTRIAS BÁSICAS BAJO CRITERIOS DE SUSTENTABILIDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS BÁSICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680030004 DISEÑO Y FORMULACIÓN DE POLÍTICAS, RESOLUCIONES Y/O CONVENIOS

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS BÁSICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**98.700**	**0**	**0**	**0**	**0**	**0**	**98.700**
402	01	00	00	Productos alimenticios y agropecuarios	18.000	0	0	0	0	0	18.000
402	01	01	00	Alimentos y bebidas para personas	18.000	0	0	0	0	0	18.000
402	03	00	00	Textiles y vestuarios	1.173	0	0	0	0	0	1.173
402	03	02	00	Prendas de vestir	1.173	0	0	0	0	0	1.173
402	05	00	00	Productos de papel, cartón e impresos	22.218	0	0	0	0	0	22.218
402	05	03	00	Productos de papel y cartón para oficina	18.618	0	0	0	0	0	18.618
402	05	04	00	Libros, revistas y periódicos	3.600	0	0	0	0	0	3.600
402	10	00	00	Productos varios y útiles diversos	57.309	0	0	0	0	0	57.309
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	34.539	0	0	0	0	0	34.539
402	10	06	00	Condecoraciones, ofrendas y similares	22.770	0	0	0	0	0	22.770
403	**00**	**00**	**00**	**Servicios no personales**	**672.120**	**0**	**0**	**0**	**0**	**0**	**672.120**
403	07	00	00	Servicios de información, impresión y relaciones públicas	76.546	0	0	0	0	0	76.546
403	07	02	00	Imprenta y reproducción	8.766	0	0	0	0	0	8.766
403	07	03	00	Relaciones sociales	67.780	0	0	0	0	0	67.780
403	09	00	00	Viáticos y pasajes	481.014	0	0	0	0	0	481.014
403	09	01	00	Viáticos y pasajes dentro del país	481.014	0	0	0	0	0	481.014
403	10	00	00	Servicios profesionales y técnicos	19.500	0	0	0	0	0	19.500
403	10	99	00	Otros servicios profesionales y técnicos	19.500	0	0	0	0	0	19.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	21.000	0	0	0	0	0	21.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	21.000	0	0	0	0	0	21.000
403	18	00	00	Impuestos indirectos	74.060	0	0	0	0	0	74.060
403	18	01	00	Impuesto al valor agregado	74.060	0	0	0	0	0	74.060

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 119183 680030000 GENERACIÓN DE POLÍTICAS DE PRODUCCIÓN Y COMERCIALIZACIÓN DE LAS INDUSTRIAS BÁSICAS QUE INCREMENTEN SU PRODUCTIVIDAD Y DIVERSIFICACIÓN DE PRODUCTOS

OBJETIVO DEL PROYECTO: GENERAR POLÍTICAS DE PRODUCCIÓN Y COMERCIALIZACIÓN QUE INCREMENTEN LA PRODUCTIVIDAD, INCIDAN EN LA DIVERSIFICACIÓN DE LA PRODUCCIÓN, EN EL APALANCAMIENTO E INCENTIVO DE ENCADENAMIENTOS PRODUCTIVOS Y EL ACCESO OPORTUNO DEL SECTOR TRANSFORMADOR NACIONAL A LAS MATERIAS PRIMAS QUE PRODUCEN NUESTRAS INDUSTRIAS BÁSICAS BAJO CRITERIOS DE SUSTENTABILIDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS BÁSICAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 680030004 DISEÑO Y FORMULACIÓN DE POLÍTICAS, RESOLUCIONES Y/O CONVENIOS

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE POLÍTICAS DE ENCADENAMIENTO PRODUCTIVO DE INDUSTRIAS BÁSICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**770.820**	**0**	**0**	**0**	**0**	**0**	**770.820**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **PROYECTO:** 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA TRANSFERENCIA OPORTUNA Y EFECTIVA DE LOS RECURSOS ORDINARIOS ASIGNADOS PARA LA CONSECUCIÓN EFECTIVA DE LAS METAS PLANTEADAS A TRAVÉS DE SUS PROYECTOS, PARA EL EJERCICIO ECONÓMICO 2013

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.915.859.406

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**259.167.651**	**3.656.691.755**	**0**	**0**	**0**	**0**	**3.915.859.406**
407	03	00	00	Transferencias y donaciones de capital internas	259.167.651	3.656.691.755	0	0	0	0	3.915.859.406
407	03	03	00	Transferencias de capital internas al sector público	259.167.651	3.656.691.755	0	0	0	0	3.915.859.406
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	156.406.207	0	0	0	0	0	156.406.207
407	03	03	04	Transferencias de capital a entes descentralizados con fines empresariales petroleros	29.573.079	0	0	0	0	0	29.573.079
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	73.188.365	3.656.691.755	0	0	0	0	3.729.880.120
				Totales	**259.167.651**	**3.656.691.755**	**0**	**0**	**0**	**0**	**3.915.859.406**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **PROYECTO:** 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA TRANSFERENCIA OPORTUNA Y EFECTIVA DE LOS RECURSOS ORDINARIOS ASIGNADOS PARA LA CONSECUCIÓN EFECTIVA DE LAS METAS PLANTEADAS A TRAVÉS DE SUS PROYECTOS, PARA EL EJERCICIO ECONÓMICO 2013

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.915.859.406

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**259.167.651**	**3.656.691.755**	**0**	**0**	**0**	**0**	**3.915.859.406**
407	03	00	00	Transferencias y donaciones de capital internas	259.167.651	3.656.691.755	0	0	0	0	3.915.859.406
407	03	03	00	Transferencias de capital internas al sector público	259.167.651	3.656.691.755	0	0	0	0	3.915.859.406
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	156.406.207	0	0	0	0	0	156.406.207
				- A0024 Corporación Venezolana de Guayana (CVG)	58.815.378	0	0	0	0	0	58.815.378
				- A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)	2.461.544	0	0	0	0	0	2.461.544
				- A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)	95.129.285	0	0	0	0	0	95.129.285
407	03	03	04	Transferencias de capital a entes descentralizados con fines empresariales petroleros	29.573.079	0	0	0	0	0	29.573.079
				- A0694 CVG Productos Forestales de Oriente, C.A. (CVG-PROFORCA)	29.573.079	0	0	0	0	0	29.573.079
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	73.188.365	3.656.691.755	0	0	0	0	3.729.880.120
				- A0237 Promotora de Empresas Socialistas, Proesca C.A.	12.375.171	0	0	0	0	0	12.375.171
				- A0677 Química, Biotecnología al Servicio Social (QUIMBIOTEC, C.A.)	6.000.000	0	0	0	0	0	6.000.000
				- A1232 Empresa de Producción Social Siderúrgica Nacional, C.A.	0	3.656.691.755	0	0	0	0	3.656.691.755
				- A1284 Corporación de Industrias Intermedias de Venezuela, S.A. (CORPIVENSA)	54.813.194	0	0	0	0	0	54.813.194
				Totales	**259.167.651**	**3.656.691.755**	**0**	**0**	**0**	**0**	**3.915.859.406**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA TRANSFERENCIA OPORTUNA Y EFECTIVA DE LOS RECURSOS ORDINARIOS ASIGNADOS PARA LA CONSECUCIÓN EFECTIVA DE LAS METAS PLANTEADAS A TRAVÉS DE SUS PROYECTOS, PARA EL EJERCICIO ECONÓMICO 2013

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.915.859.406

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 689999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE EMPRESA DE PRODUCCIÓN SOCIAL SIDERÚRGICA NACIONAL, C.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.656.691.755

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**3.656.691.755**	**0**	**0**	**0**	**0**	**3.656.691.755**
407	03	00	00	Transferencias y donaciones de capital internas	0	3.656.691.755	0	0	0	0	3.656.691.755
407	03	03	00	Transferencias de capital internas al sector público	0	3.656.691.755	0	0	0	0	3.656.691.755
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	3.656.691.755	0	0	0	0	3.656.691.755
				Totales	**0**	**3.656.691.755**	**0**	**0**	**0**	**0**	**3.656.691.755**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **PROYECTO:** 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA TRANSFERENCIA OPORTUNA Y EFECTIVA DE LOS RECURSOS ORDINARIOS ASIGNADOS PARA LA CONSECUCIÓN EFECTIVA DE LAS METAS PLANTEADAS A TRAVÉS DE SUS PROYECTOS, PARA EL EJERCICIO ECONÓMICO 2013

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.915.859.406

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 689999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE DESARROLLO PARA LA PEQUEÑA Y MEDIANA INDUSTRIA (INAPYMI)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 95.129.285

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**95.129.285**	**0**	**0**	**0**	**0**	**0**	**95.129.285**
407	03	00	00	Transferencias y donaciones de capital internas	95.129.285	0	0	0	0	0	95.129.285
407	03	03	00	Transferencias de capital internas al sector público	95.129.285	0	0	0	0	0	95.129.285
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	95.129.285	0	0	0	0	0	95.129.285
				Totales	**95.129.285**	**0**	**0**	**0**	**0**	**0**	**95.129.285**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA TRANSFERENCIA OPORTUNA Y EFECTIVA DE LOS RECURSOS ORDINARIOS ASIGNADOS PARA LA CONSECUCIÓN EFECTIVA DE LAS METAS PLANTEADAS A TRAVÉS DE SUS PROYECTOS, PARA EL EJERCICIO ECONÓMICO 2013

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.915.859.406

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 689999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN VENEZOLANA DE GUAYANA (CVG)

UNIDAD DE MEDIDA: BOLÍVAR

META: 58.815.378

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**58.815.378**	**0**	**0**	**0**	**0**	**0**	**58.815.378**
407	03	00	00	Transferencias y donaciones de capital internas	58.815.378	0	0	0	0	0	58.815.378
407	03	03	00	Transferencias de capital internas al sector público	58.815.378	0	0	0	0	0	58.815.378
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	58.815.378	0	0	0	0	0	58.815.378
				Totales	**58.815.378**	**0**	**0**	**0**	**0**	**0**	**58.815.378**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA TRANSFERENCIA OPORTUNA Y EFECTIVA DE LOS RECURSOS ORDINARIOS ASIGNADOS PARA LA CONSECUCIÓN EFECTIVA DE LAS METAS PLANTEADAS A TRAVÉS DE SUS PROYECTOS, PARA EL EJERCICIO ECONÓMICO 2013

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.915.859.406

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 689999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO DE INVESTIGACIONES DEL ESTADO PARA LA PRODUCCIÓN EXPERIMENTAL AGROINDUSTRIAL (CIEPE)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.461.544

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.461.544**	**0**	**0**	**0**	**0**	**0**	**2.461.544**
407	03	00	00	Transferencias y donaciones de capital internas	2.461.544	0	0	0	0	0	2.461.544
407	03	03	00	Transferencias de capital internas al sector público	2.461.544	0	0	0	0	0	2.461.544
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	2.461.544	0	0	0	0	0	2.461.544
				Totales	**2.461.544**	**0**	**0**	**0**	**0**	**0**	**2.461.544**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PROYECTO: 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA TRANSFERENCIA OPORTUNA Y EFECTIVA DE LOS RECURSOS ORDINARIOS ASIGNADOS PARA LA CONSECUCIÓN EFECTIVA DE LAS METAS PLANTEADAS A TRAVÉS DE SUS PROYECTOS, PARA EL EJERCICIO ECONÓMICO 2013

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.915.859.406

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 689999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN DE INDUSTRIAS INTERMEDIAS DE VENEZUELA, S.A. (CORPIVENSA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 54.813.194

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**54.813.194**	**0**	**0**	**0**	**0**	**0**	**54.813.194**
407	03	00	00	Transferencias y donaciones de capital internas	54.813.194	0	0	0	0	0	54.813.194
407	03	03	00	Transferencias de capital internas al sector público	54.813.194	0	0	0	0	0	54.813.194
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	54.813.194	0	0	0	0	0	54.813.194
				Totales	**54.813.194**	**0**	**0**	**0**	**0**	**0**	**54.813.194**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **PROYECTO:** 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA TRANSFERENCIA OPORTUNA Y EFECTIVA DE LOS RECURSOS ORDINARIOS ASIGNADOS PARA LA CONSECUCIÓN EFECTIVA DE LAS METAS PLANTEADAS A TRAVÉS DE SUS PROYECTOS, PARA EL EJERCICIO ECONÓMICO 2013

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.915.859.406

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 689999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE PROMOTORA DE EMPRESAS SOCIALISTAS, PROESCA C.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.375.171

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.375.171**	**0**	**0**	**0**	**0**	0	**12.375.171**
407	03	00	00	Transferencias y donaciones de capital internas	12.375.171	0	0	0	0	0	12.375.171
407	03	03	00	Transferencias de capital internas al sector público	12.375.171	0	0	0	0	0	12.375.171
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	12.375.171	0	0	0	0	0	12.375.171
				Totales	**12.375.171**	**0**	**0**	**0**	**0**	0	**12.375.171**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **PROYECTO:** 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA TRANSFERENCIA OPORTUNA Y EFECTIVA DE LOS RECURSOS ORDINARIOS ASIGNADOS PARA LA CONSECUCIÓN EFECTIVA DE LAS METAS PLANTEADAS A TRAVÉS DE SUS PROYECTOS, PARA EL EJERCICIO ECONÓMICO 2013

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.915.859.406

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 689999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE QUÍMICA, BIOTECNOLOGÍA AL SERVICIO SOCIAL (QUIMBIOTEC, C.A.)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 6.000.000

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.000.000**	**0**	**0**	**0**	**0**	**0**	**6.000.000**
407	03	00	00	Transferencias y donaciones de capital internas	6.000.000	0	0	0	0	0	6.000.000
407	03	03	00	Transferencias de capital internas al sector público	6.000.000	0	0	0	0	0	6.000.000
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	6.000.000	0	0	0	0	0	6.000.000
				Totales	**6.000.000**	**0**	**0**	**0**	**0**	**0**	**6.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **PROYECTO:** 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA TRANSFERENCIA OPORTUNA Y EFECTIVA DE LOS RECURSOS ORDINARIOS ASIGNADOS PARA LA CONSECUCIÓN EFECTIVA DE LAS METAS PLANTEADAS A TRAVÉS DE SUS PROYECTOS, PARA EL EJERCICIO ECONÓMICO 2013

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.915.859.406

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: 689999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CVG PRODUCTOS FORESTALES DE ORIENTE, C.A. (CVG-PROFORCA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 29.573.079

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**29.573.079**	**0**	**0**	**0**	**0**	0	**29.573.079**
407	03	00	00	Transferencias y donaciones de capital internas	29.573.079	0	0	0	0	0	29.573.079
407	03	03	00	Transferencias de capital internas al sector público	29.573.079	0	0	0	0	0	29.573.079
407	03	03	04	Transferencias de capital a entes descentralizados con fines empresariales petroleros	29.573.079	0	0	0	0	0	29.573.079
				Totales	**29.573.079**	**0**	**0**	**0**	**0**	0	**29.573.079**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **ACCIÓN CENTRALIZADA:** 680001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**288.530.672**	**0**	**0**	**0**	**0**	**0**	**288.530.672**
401	01	00	00	Sueldos, salarios y otras retribuciones	34.773.041	0	0	0	0	0	34.773.041
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	24.664.468	0	0	0	0	0	24.664.468
401	01	03	00	Suplencias a empleados	25.000	0	0	0	0	0	25.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.224.348	0	0	0	0	0	1.224.348
401	01	13	00	Suplencias a obreros	25.000	0	0	0	0	0	25.000
401	01	18	00	Remuneraciones al personal contratado	6.252.514	0	0	0	0	0	6.252.514
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	245.640	0	0	0	0	0	245.640
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.336.071	0	0	0	0	0	2.336.071
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	213.066	0	0	0	0	0	213.066
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	194.670	0	0	0	0	0	194.670
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	18.396	0	0	0	0	0	18.396
401	03	00	00	Primas	38.930.370	0	0	0	0	0	38.930.370
401	03	04	00	Primas por hijos a empleados	348.000	0	0	0	0	0	348.000
401	03	08	00	Primas de profesionalización a empleados	2.917.859	0	0	0	0	0	2.917.859
401	03	09	00	Primas por antigüedad a empleados	1.651.458	0	0	0	0	0	1.651.458
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.744.638	0	0	0	0	0	6.744.638
401	03	19	00	Primas por hijos de obreros	151.200	0	0	0	0	0	151.200
401	03	21	00	Primas por antigüedad a obreros	153.208	0	0	0	0	0	153.208
401	03	22	00	Primas de profesionalización a obreros	15.607	0	0	0	0	0	15.607
401	03	97	00	Otras primas a empleados	25.852.800	0	0	0	0	0	25.852.800
401	03	98	00	Otras primas a obreros	1.095.600	0	0	0	0	0	1.095.600
401	04	00	00	Complementos de sueldos y salarios	100.775.923	0	0	0	0	0	100.775.923
401	04	08	00	Bono compensatorio de alimentación a empleados	25.710.750	0	0	0	0	0	25.710.750
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	100.000	0	0	0	0	0	100.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	100.000	0	0	0	0	0	100.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.374.750	0	0	0	0	0	1.374.750
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	150.000	0	0	0	0	0	150.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.802.500	0	0	0	0	0	3.802.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	3.305.250	0	0	0	0	0	3.305.250
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	6.612.194	0	0	0	0	0	6.612.194

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

ACCIÓN CENTRALIZADA: 680001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	96	00	Otros complementos a empleados	53.491.750	0	0	0	0	0	53.491.750
401	04	97	00	Otros complementos a obreros	1.754.140	0	0	0	0	0	1.754.140
401	04	98	00	Otros complementos al personal contratado	4.374.589	0	0	0	0	0	4.374.589
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	36.795.226	0	0	0	0	0	36.795.226
401	05	01	00	Aguinaldos a empleados	20.075.979	0	0	0	0	0	20.075.979
401	05	03	00	Bono vacacional a empleados	9.617.925	0	0	0	0	0	9.617.925
401	05	04	00	Aguinaldos a obreros	701.656	0	0	0	0	0	701.656
401	05	06	00	Bono vacacional a obreros	299.466	0	0	0	0	0	299.466
401	05	07	00	Aguinaldos al personal contratado	1.749.835	0	0	0	0	0	1.749.835
401	05	08	00	Bono vacacional al personal contratado	746.828	0	0	0	0	0	746.828
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	28.145	0	0	0	0	0	28.145
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	12.012	0	0	0	0	0	12.012
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.503.939	0	0	0	0	0	2.503.939
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.059.441	0	0	0	0	0	1.059.441
401	06	00	00	Aportes patronales y legales	16.558.745	0	0	0	0	0	16.558.745
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.837.962	0	0	0	0	0	8.837.962
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.396.695	0	0	0	0	0	2.396.695
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.789.849	0	0	0	0	0	1.789.849
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.608.858	0	0	0	0	0	1.608.858
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	275.787	0	0	0	0	0	275.787
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	75.215	0	0	0	0	0	75.215
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	50.143	0	0	0	0	0	50.143
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	50.143	0	0	0	0	0	50.143
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	11.062	0	0	0	0	0	11.062
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.017	0	0	0	0	0	3.017
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.011	0	0	0	0	0	2.011
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	993.961	0	0	0	0	0	993.961
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	285.062	0	0	0	0	0	285.062
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	178.980	0	0	0	0	0	178.980
401	07	00	00	Asistencia socio-económica	37.532.236	0	0	0	0	0	37.532.236

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

ACCIÓN CENTRALIZADA: 680001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	01	00	Capacitación y adiestramiento a empleados	40.000	0	0	0	0	0	40.000
401	07	02	00	Becas a empleados	544.200	0	0	0	0	0	544.200
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	0	1.000
401	07	05	00	Ayudas por defunción a empleados	1.000	0	0	0	0	0	1.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.733.380	0	0	0	0	0	9.733.380
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	17.478.967	0	0	0	0	0	17.478.967
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.590.000	0	0	0	0	0	1.590.000
401	07	10	00	Dotación de uniformes a empleados	525.000	0	0	0	0	0	525.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.646.480	0	0	0	0	0	1.646.480
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.436.000	0	0	0	0	0	1.436.000
401	07	18	00	Becas a obreros	61.200	0	0	0	0	0	61.200
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	0	1.000
401	07	21	00	Ayudas por defunción a obreros	1.000	0	0	0	0	0	1.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	300.859	0	0	0	0	0	300.859
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	300.000	0	0	0	0	0	300.000
401	07	26	00	Dotación de uniformes a obreros	350.000	0	0	0	0	0	350.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	390.360	0	0	0	0	0	390.360
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	360.000	0	0	0	0	0	360.000
401	07	33	00	Asistencia socio-económica al personal contratado	1.688.179	0	0	0	0	0	1.688.179
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	12.069	0	0	0	0	0	12.069
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.069.542	0	0	0	0	0	1.069.542
401	08	00	00	Prestaciones sociales e indemnizaciones	22.952.065	0	0	0	0	0	22.952.065
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	18.723.211	0	0	0	0	0	18.723.211
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	584.713	0	0	0	0	0	584.713
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.458.196	0	0	0	0	0	1.458.196
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	23.455	0	0	0	0	0	23.455
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.162.490	0	0	0	0	0	2.162.490
403	**00**	**00**	**00**	**Servicios no personales**	**4.410.515**	**0**	**0**	**0**	**0**	**0**	**4.410.515**
403	10	00	00	Servicios profesionales y técnicos	250.000	0	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

ACCIÓN CENTRALIZADA: 680001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	250.000	0	0	0	0	0	250.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.000.000	0	0	0	0	0	3.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.000.000	0	0	0	0	0	3.000.000
403	18	00	00	Impuestos indirectos	472.555	0	0	0	0	0	472.555
403	18	01	00	Impuesto al valor agregado	472.555	0	0	0	0	0	472.555
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	687.960	0	0	0	0	0	687.960
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	687.960	0	0	0	0	0	687.960
				Totales	**292.941.187**	**0**	**0**	**0**	**0**	**0**	**292.941.187**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

ACCIÓN CENTRALIZADA: 680001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

ACCIÓN CENTRALIZADA: 680001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 680001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**288.530.672**	**0**	**0**	**0**	**0**	**0**	**288.530.672**
401	01	00	00	Sueldos, salarios y otras retribuciones	34.773.041	0	0	0	0	0	34.773.041
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	24.664.468	0	0	0	0	0	24.664.468
401	01	03	00	Suplencias a empleados	25.000	0	0	0	0	0	25.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.224.348	0	0	0	0	0	1.224.348
401	01	13	00	Suplencias a obreros	25.000	0	0	0	0	0	25.000
401	01	18	00	Remuneraciones al personal contratado	6.252.514	0	0	0	0	0	6.252.514
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	245.640	0	0	0	0	0	245.640
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.336.071	0	0	0	0	0	2.336.071
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	213.066	0	0	0	0	0	213.066
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	194.670	0	0	0	0	0	194.670
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	18.396	0	0	0	0	0	18.396
401	03	00	00	Primas	38.930.370	0	0	0	0	0	38.930.370
401	03	04	00	Primas por hijos a empleados	348.000	0	0	0	0	0	348.000
401	03	08	00	Primas de profesionalización a empleados	2.917.859	0	0	0	0	0	2.917.859
401	03	09	00	Primas por antigüedad a empleados	1.651.458	0	0	0	0	0	1.651.458
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.744.638	0	0	0	0	0	6.744.638
401	03	19	00	Primas por hijos de obreros	151.200	0	0	0	0	0	151.200
401	03	21	00	Primas por antigüedad a obreros	153.208	0	0	0	0	0	153.208
401	03	22	00	Primas de profesionalización a obreros	15.607	0	0	0	0	0	15.607
401	03	97	00	Otras primas a empleados	25.852.800	0	0	0	0	0	25.852.800
401	03	98	00	Otras primas a obreros	1.095.600	0	0	0	0	0	1.095.600
401	04	00	00	Complementos de sueldos y salarios	100.775.923	0	0	0	0	0	100.775.923
401	04	08	00	Bono compensatorio de alimentación a empleados	25.710.750	0	0	0	0	0	25.710.750
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	100.000	0	0	0	0	0	100.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	100.000	0	0	0	0	0	100.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.374.750	0	0	0	0	0	1.374.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

ACCIÓN CENTRALIZADA: 680001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 680001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	150.000	0	0	0	0	0	150.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.802.500	0	0	0	0	0	3.802.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	3.305.250	0	0	0	0	0	3.305.250
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	6.612.194	0	0	0	0	0	6.612.194
401	04	96	00	Otros complementos a empleados	53.491.750	0	0	0	0	0	53.491.750
401	04	97	00	Otros complementos a obreros	1.754.140	0	0	0	0	0	1.754.140
401	04	98	00	Otros complementos al personal contratado	4.374.589	0	0	0	0	0	4.374.589
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	36.795.226	0	0	0	0	0	36.795.226
401	05	01	00	Aguinaldos a empleados	20.075.979	0	0	0	0	0	20.075.979
401	05	03	00	Bono vacacional a empleados	9.617.925	0	0	0	0	0	9.617.925
401	05	04	00	Aguinaldos a obreros	701.656	0	0	0	0	0	701.656
401	05	06	00	Bono vacacional a obreros	299.466	0	0	0	0	0	299.466
401	05	07	00	Aguinaldos al personal contratado	1.749.835	0	0	0	0	0	1.749.835
401	05	08	00	Bono vacacional al personal contratado	746.828	0	0	0	0	0	746.828
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	28.145	0	0	0	0	0	28.145
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	12.012	0	0	0	0	0	12.012
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.503.939	0	0	0	0	0	2.503.939
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.059.441	0	0	0	0	0	1.059.441
401	06	00	00	Aportes patronales y legales	16.558.745	0	0	0	0	0	16.558.745
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.837.962	0	0	0	0	0	8.837.962
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.396.695	0	0	0	0	0	2.396.695
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.789.849	0	0	0	0	0	1.789.849
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.608.858	0	0	0	0	0	1.608.858
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	275.787	0	0	0	0	0	275.787
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	75.215	0	0	0	0	0	75.215
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	50.143	0	0	0	0	0	50.143
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	50.143	0	0	0	0	0	50.143

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

ACCIÓN CENTRALIZADA: 680001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 680001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	11.062	0	0	0	0	0	11.062
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.017	0	0	0	0	0	3.017
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.011	0	0	0	0	0	2.011
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	993.961	0	0	0	0	0	993.961
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	285.062	0	0	0	0	0	285.062
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	178.980	0	0	0	0	0	178.980
401	07	00	00	Asistencia socio-económica	37.532.236	0	0	0	0	0	37.532.236
401	07	01	00	Capacitación y adiestramiento a empleados	40.000	0	0	0	0	0	40.000
401	07	02	00	Becas a empleados	544.200	0	0	0	0	0	544.200
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	0	1.000
401	07	05	00	Ayudas por defunción a empleados	1.000	0	0	0	0	0	1.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.733.380	0	0	0	0	0	9.733.380
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	17.478.967	0	0	0	0	0	17.478.967
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.590.000	0	0	0	0	0	1.590.000
401	07	10	00	Dotación de uniformes a empleados	525.000	0	0	0	0	0	525.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.646.480	0	0	0	0	0	1.646.480
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.436.000	0	0	0	0	0	1.436.000
401	07	18	00	Becas a obreros	61.200	0	0	0	0	0	61.200
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	0	1.000
401	07	21	00	Ayudas por defunción a obreros	1.000	0	0	0	0	0	1.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	300.859	0	0	0	0	0	300.859
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	300.000	0	0	0	0	0	300.000
401	07	26	00	Dotación de uniformes a obreros	350.000	0	0	0	0	0	350.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	390.360	0	0	0	0	0	390.360

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

ACCIÓN CENTRALIZADA: 680001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 680001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	360.000	0	0	0	0	0	360.000
401	07	33	00	Asistencia socio-económica al personal contratado	1.688.179	0	0	0	0	0	1.688.179
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	12.069	0	0	0	0	0	12.069
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.069.542	0	0	0	0	0	1.069.542
401	08	00	00	Prestaciones sociales e indemnizaciones	22.952.065	0	0	0	0	0	22.952.065
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	18.723.211	0	0	0	0	0	18.723.211
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	584.713	0	0	0	0	0	584.713
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.458.196	0	0	0	0	0	1.458.196
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	23.455	0	0	0	0	0	23.455
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.162.490	0	0	0	0	0	2.162.490
403	**00**	**00**	**00**	**Servicios no personales**	**4.410.515**	**0**	**0**	**0**	**0**	**0**	**4.410.515**
403	10	00	00	Servicios profesionales y técnicos	250.000	0	0	0	0	0	250.000
403	10	07	00	Servicios de capacitación y adiestramiento	250.000	0	0	0	0	0	250.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.000.000	0	0	0	0	0	3.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.000.000	0	0	0	0	0	3.000.000
403	18	00	00	Impuestos indirectos	472.555	0	0	0	0	0	472.555
403	18	01	00	Impuesto al valor agregado	472.555	0	0	0	0	0	472.555
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	687.960	0	0	0	0	0	687.960
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	687.960	0	0	0	0	0	687.960
				Totales	**292.941.187**	**0**	**0**	**0**	**0**	**0**	**292.941.187**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **ACCIÓN CENTRALIZADA:** 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.654.871**	**0**	**0**	**0**	**0**	**0**	**10.654.871**
402	01	00	00	Productos alimenticios y agropecuarios	1.299.119	0	0	0	0	0	1.299.119
402	01	01	00	Alimentos y bebidas para personas	1.299.119	0	0	0	0	0	1.299.119
402	02	00	00	Productos de minas, canteras y yacimientos	25.144	0	0	0	0	0	25.144
402	02	05	00	Piedra, arcilla, arena y tierra	25.144	0	0	0	0	0	25.144
402	03	00	00	Textiles y vestuarios	414.042	0	0	0	0	0	414.042
402	03	01	00	Textiles	25.144	0	0	0	0	0	25.144
402	03	02	00	Prendas de vestir	388.898	0	0	0	0	0	388.898
402	04	00	00	Productos de cuero y caucho	236.691	0	0	0	0	0	236.691
402	04	02	00	Productos de cuero y sucedáneos del cuero	8.381	0	0	0	0	0	8.381
402	04	03	00	Cauchos y tripas para vehículos	228.310	0	0	0	0	0	228.310
402	05	00	00	Productos de papel, cartón e impresos	1.531.284	0	0	0	0	0	1.531.284
402	05	01	00	Pulpa de madera, papel y cartón	469.359	0	0	0	0	0	469.359
402	05	02	00	Envases y cajas de papel y cartón	498.694	0	0	0	0	0	498.694
402	05	03	00	Productos de papel y cartón para oficina	104.768	0	0	0	0	0	104.768
402	05	04	00	Libros, revistas y periódicos	123.207	0	0	0	0	0	123.207
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	167.628	0	0	0	0	0	167.628
402	05	99	00	Otros productos de pulpa, papel y cartón	167.628	0	0	0	0	0	167.628
402	06	00	00	Productos químicos y derivados	1.341.278	0	0	0	0	0	1.341.278
402	06	01	00	Sustancias químicas y de uso industrial	209.535	0	0	0	0	0	209.535
402	06	02	00	Abonos, plaguicidas y otros	83.814	0	0	0	0	0	83.814
402	06	03	00	Tintas, pinturas y colorantes	75.433	0	0	0	0	0	75.433
402	06	04	00	Productos farmacéuticos y medicamentos	164.276	0	0	0	0	0	164.276
402	06	05	00	Productos de tocador	41.069	0	0	0	0	0	41.069
402	06	06	00	Combustibles y lubricantes	82.976	0	0	0	0	0	82.976
402	06	08	00	Productos plásticos	667.412	0	0	0	0	0	667.412
402	06	99	00	Otros productos de la industria química y conexos	16.763	0	0	0	0	0	16.763
402	07	00	00	Productos minerales no metálicos	628.605	0	0	0	0	0	628.605
402	07	01	00	Productos de barro, loza y porcelana	184.391	0	0	0	0	0	184.391
402	07	02	00	Vidrios y productos de vidrio	419.071	0	0	0	0	0	419.071
402	07	03	00	Productos de arcilla para construcción	8.381	0	0	0	0	0	8.381
402	07	04	00	Cemento, cal y yeso	8.381	0	0	0	0	0	8.381
402	07	99	00	Otros productos minerales no metálicos	8.381	0	0	0	0	0	8.381

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **ACCIÓN CENTRALIZADA:** 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	738.990	0	0	0	0	0	738.990
402	08	02	00	Productos de metales no ferrosos	16.763	0	0	0	0	0	16.763
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	100.577	0	0	0	0	0	100.577
402	08	04	00	Productos metálicos estructurales	75.433	0	0	0	0	0	75.433
402	08	05	00	Materiales de orden público, seguridad y defensa	83.814	0	0	0	0	0	83.814
402	08	07	00	Material de señalamiento	12.572	0	0	0	0	0	12.572
402	08	09	00	Repuestos y accesorios para equipos de transporte	215.151	0	0	0	0	0	215.151
402	08	10	00	Repuestos y accesorios para otros equipos	217.917	0	0	0	0	0	217.917
402	08	99	00	Otros productos metálicos	16.763	0	0	0	0	0	16.763
402	09	00	00	Productos de madera	209.534	0	0	0	0	0	209.534
402	09	01	00	Productos primarios de madera	150.865	0	0	0	0	0	150.865
402	09	02	00	Muebles y accesorios de madera para edificaciones	50.288	0	0	0	0	0	50.288
402	09	99	00	Otros productos de madera	8.381	0	0	0	0	0	8.381
402	10	00	00	Productos varios y útiles diversos	4.146.370	0	0	0	0	0	4.146.370
402	10	01	00	Artículos de deporte, recreación y juguetes	150.865	0	0	0	0	0	150.865
402	10	02	00	Materiales y útiles de limpieza y aseo	167.628	0	0	0	0	0	167.628
402	10	03	00	Utensilios de cocina y comedor	83.814	0	0	0	0	0	83.814
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	167.628	0	0	0	0	0	167.628
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	385.545	0	0	0	0	0	385.545
402	10	06	00	Condecoraciones, ofrendas y similares	33.526	0	0	0	0	0	33.526
402	10	07	00	Productos de seguridad en el trabajo	108.958	0	0	0	0	0	108.958
402	10	08	00	Materiales para equipos de computación	1.490.215	0	0	0	0	0	1.490.215
402	10	09	00	Especies timbradas y valores	1.676	0	0	0	0	0	1.676
402	10	11	00	Materiales eléctricos	737.564	0	0	0	0	0	737.564
402	10	12	00	Materiales para instalaciones sanitarias	416.643	0	0	0	0	0	416.643
402	10	99	00	Otros productos y útiles diversos	402.308	0	0	0	0	0	402.308
402	99	00	00	Otros materiales y suministros	83.814	0	0	0	0	0	83.814
402	99	01	00	Otros materiales y suministros	83.814	0	0	0	0	0	83.814
403	**00**	**00**	**00**	**Servicios no personales**	**11.527.836**	**0**	**0**	**0**	**0**	**0**	**11.527.836**
403	01	00	00	Alquileres de inmuebles	167.628	0	0	0	0	0	167.628
403	01	01	00	Alquileres de edificios y locales	125.721	0	0	0	0	0	125.721
403	01	02	00	Alquileres de instalaciones culturales y recreativas	41.907	0	0	0	0	0	41.907
403	02	00	00	Alquileres de maquinaria y equipos	1.315.882	0	0	0	0	0	1.315.882

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **ACCIÓN CENTRALIZADA:** 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	20.954	0	0	0	0	0	20.954
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	37.716	0	0	0	0	0	37.716
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	586.699	0	0	0	0	0	586.699
403	02	99	00	Alquileres de otras maquinaria y equipos	670.513	0	0	0	0	0	670.513
403	04	00	00	Servicios básicos	747.203	0	0	0	0	0	747.203
403	04	01	00	Electricidad	146.675	0	0	0	0	0	146.675
403	04	03	00	Agua	385.545	0	0	0	0	0	385.545
403	04	04	00	Teléfonos	180.200	0	0	0	0	0	180.200
403	04	05	00	Servicio de comunicaciones	18.439	0	0	0	0	0	18.439
403	04	06	00	Servicio de aseo urbano y domiciliario	3.772	0	0	0	0	0	3.772
403	04	07	00	Servicio de condominio	12.572	0	0	0	0	0	12.572
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	502.884	0	0	0	0	0	502.884
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	167.628	0	0	0	0	0	167.628
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	167.628	0	0	0	0	0	167.628
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	167.628	0	0	0	0	0	167.628
403	06	00	00	Servicios de transporte y almacenaje	121.949	0	0	0	0	0	121.949
403	06	01	00	Fletes y embalajes	83.814	0	0	0	0	0	83.814
403	06	03	00	Estacionamiento	29.335	0	0	0	0	0	29.335
403	06	04	00	Peaje	419	0	0	0	0	0	419
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	8.381	0	0	0	0	0	8.381
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.672.093	0	0	0	0	0	1.672.093
403	07	01	00	Publicidad y propaganda	419.071	0	0	0	0	0	419.071
403	07	02	00	Imprenta y reproducción	163.438	0	0	0	0	0	163.438
403	07	03	00	Relaciones sociales	921.956	0	0	0	0	0	921.956
403	07	04	00	Avisos	167.628	0	0	0	0	0	167.628
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	506.719	0	0	0	0	0	506.719
403	08	01	00	Primas y gastos de seguros	419.071	0	0	0	0	0	419.071
403	08	02	00	Comisiones y gastos bancarios	3.834	0	0	0	0	0	3.834
403	08	03	00	Comisiones y gastos de adquisición de seguros	83.814	0	0	0	0	0	83.814
403	09	00	00	Viáticos y pasajes	1.173.398	0	0	0	0	0	1.173.398
403	09	01	00	Viáticos y pasajes dentro del país	586.699	0	0	0	0	0	586.699
403	09	02	00	Viáticos y pasajes fuera del país	586.699	0	0	0	0	0	586.699

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **ACCIÓN CENTRALIZADA:** 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	797.409	0	0	0	0	0	797.409
403	10	01	00	Servicios jurídicos	41.907	0	0	0	0	0	41.907
403	10	02	00	Servicios de contabilidad y auditoría	168	0	0	0	0	0	168
403	10	03	00	Servicios de procesamiento de datos	419.071	0	0	0	0	0	419.071
403	10	04	00	Servicios de ingeniería y arquitectónicos	168	0	0	0	0	0	168
403	10	09	00	Servicios de lavandería y tintorería	838	0	0	0	0	0	838
403	10	99	00	Otros servicios profesionales y técnicos	335.257	0	0	0	0	0	335.257
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.131.490	0	0	0	0	0	1.131.490
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	125.721	0	0	0	0	0	125.721
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	544.792	0	0	0	0	0	544.792
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	41.907	0	0	0	0	0	41.907
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	251.442	0	0	0	0	0	251.442
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	167.628	0	0	0	0	0	167.628
403	12	00	00	Conservación y reparaciones menores de obras	670.513	0	0	0	0	0	670.513
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	670.513	0	0	0	0	0	670.513
403	15	00	00	Servicios fiscales	293.349	0	0	0	0	0	293.349
403	15	01	00	Derechos de importación y servicios aduaneros	83.814	0	0	0	0	0	83.814
403	15	02	00	Tasas y otros derechos obligatorios	209.535	0	0	0	0	0	209.535
403	18	00	00	Impuestos indirectos	1.092.062	0	0	0	0	0	1.092.062
403	18	01	00	Impuesto al valor agregado	1.092.062	0	0	0	0	0	1.092.062
403	99	00	00	Otros servicios no personales	1.335.257	0	0	0	0	0	1.335.257
403	99	01	00	Otros servicios no personales	1.335.257	0	0	0	0	0	1.335.257
404	**00**	**00**	**00**	**Activos reales**	**3.712.963**	**0**	**0**	**0**	**0**	**0**	**3.712.963**
404	01	00	00	Repuestos y reparaciones mayores	1.223.686	0	0	0	0	0	1.223.686
404	01	01	00	Repuestos mayores	1.223.686	0	0	0	0	0	1.223.686
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	611.843	0	0	0	0	0	611.843
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	192.773	0	0	0	0	0	192.773
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	209.535	0	0	0	0	0	209.535
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	209.535	0	0	0	0	0	209.535
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	544.791	0	0	0	0	0	544.791
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	251.442	0	0	0	0	0	251.442
404	03	05	00	Maquinaria y equipos industriales y de taller	41.907	0	0	0	0	0	41.907

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **ACCIÓN CENTRALIZADA:** 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	06	00	Maquinaria y equipos de energía	251.442	0	0	0	0	0	251.442
404	04	00	00	Equipos de transporte, tracción y elevación	310.112	0	0	0	0	0	310.112
404	04	01	00	Vehículos automotores terrestres	293.349	0	0	0	0	0	293.349
404	04	05	00	Vehículos de tracción no motorizados	16.763	0	0	0	0	0	16.763
404	05	00	00	Equipos de comunicaciones y de señalamiento	167.628	0	0	0	0	0	167.628
404	05	01	00	Equipos de telecomunicaciones	167.628	0	0	0	0	0	167.628
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	544.791	0	0	0	0	0	544.791
404	07	01	00	Equipos científicos y de laboratorio	251.442	0	0	0	0	0	251.442
404	07	02	00	Equipos de enseñanza, deporte y recreación	251.442	0	0	0	0	0	251.442
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	41.907	0	0	0	0	0	41.907
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	754.327	0	0	0	0	0	754.327
404	09	01	00	Mobiliario y equipos de oficina	419.071	0	0	0	0	0	419.071
404	09	02	00	Equipos de computación	251.442	0	0	0	0	0	251.442
404	09	03	00	Mobiliario y equipos de alojamiento	83.814	0	0	0	0	0	83.814
404	99	00	00	Otros activos reales	167.628	0	0	0	0	0	167.628
404	99	01	00	Otros activos reales	167.628	0	0	0	0	0	167.628
407	**00**	**00**	**00**	**Transferencias y donaciones**	**587.287.360**	**0**	**0**	**0**	**0**	**0**	**587.287.360**
407	01	00	00	Transferencias y donaciones corrientes internas	587.287.360	0	0	0	0	0	587.287.360
407	01	03	00	Transferencias corrientes internas al sector público	587.287.360	0	0	0	0	0	587.287.360
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	378.469.016	0	0	0	0	0	378.469.016
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	208.818.344	0	0	0	0	0	208.818.344
411	**00**	**00**	**00**	**Disminución de pasivos**	**586.708**	**0**	**0**	**0**	**0**	**0**	**586.708**
411	11	00	00	Obligaciones de ejercicios anteriores	586.708	0	0	0	0	0	586.708
411	11	04	00	Compromisos pendientes de ejercicios anteriores	586.708	0	0	0	0	0	586.708
				Totales	**613.769.738**	**0**	**0**	**0**	**0**	**0**	**613.769.738**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

ACCIÓN CENTRALIZADA: 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**587.287.360**	**0**	**0**	**0**	**0**	**0**	**587.287.360**
407	01	00	00	Transferencias y donaciones corrientes internas	587.287.360	0	0	0	0	0	587.287.360
407	01	03	00	Transferencias corrientes internas al sector público	587.287.360	0	0	0	0	0	587.287.360
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	378.469.016	0	0	0	0	0	378.469.016
				- A0024 Corporación Venezolana de Guayana (CVG)	332.816.213	0	0	0	0	0	332.816.213
				- A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)	2.538.456	0	0	0	0	0	2.538.456
				- A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)	40.769.694	0	0	0	0	0	40.769.694
				- A0927 Fondo Venezolano de Reconversión Industrial y Tecnológica (FONDOIN)	2.344.653	0	0	0	0	0	2.344.653
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	208.818.344	0	0	0	0	0	208.818.344
				- A0237 Promotora de Empresas Socialistas, Proesca C.A.	17.565.754	0	0	0	0	0	17.565.754
				- A0694 CVG Productos Forestales de Oriente, C.A. (CVG-PROFORCA)	19.715.386	0	0	0	0	0	19.715.386
				- A1219 Industria Venezolana Endógena de Válvulas, S.A. (INVEVAL, S.A.)	2.970.434	0	0	0	0	0	2.970.434
				- A1284 Corporación de Industrias Intermedias de Venezuela, S.A. (CORPIVENSA)	163.770.889	0	0	0	0	0	163.770.889
				- A1542 Corporación Socialista del Cemento, S.A.	4.795.881	0	0	0	0	0	4.795.881
				Totales	**587.287.360**	**0**	**0**	**0**	**0**	**0**	**587.287.360**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

ACCIÓN CENTRALIZADA: 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 680002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.654.871**	**0**	**0**	**0**	**0**	**0**	**10.654.871**
402	01	00	00	Productos alimenticios y agropecuarios	1.299.119	0	0	0	0	0	1.299.119
402	01	01	00	Alimentos y bebidas para personas	1.299.119	0	0	0	0	0	1.299.119
402	02	00	00	Productos de minas, canteras y yacimientos	25.144	0	0	0	0	0	25.144
402	02	05	00	Piedra, arcilla, arena y tierra	25.144	0	0	0	0	0	25.144
402	03	00	00	Textiles y vestuarios	414.042	0	0	0	0	0	414.042
402	03	01	00	Textiles	25.144	0	0	0	0	0	25.144
402	03	02	00	Prendas de vestir	388.898	0	0	0	0	0	388.898
402	04	00	00	Productos de cuero y caucho	236.691	0	0	0	0	0	236.691
402	04	02	00	Productos de cuero y sucedáneos del cuero	8.381	0	0	0	0	0	8.381
402	04	03	00	Cauchos y tripas para vehículos	228.310	0	0	0	0	0	228.310
402	05	00	00	Productos de papel, cartón e impresos	1.531.284	0	0	0	0	0	1.531.284
402	05	01	00	Pulpa de madera, papel y cartón	469.359	0	0	0	0	0	469.359
402	05	02	00	Envases y cajas de papel y cartón	498.694	0	0	0	0	0	498.694
402	05	03	00	Productos de papel y cartón para oficina	104.768	0	0	0	0	0	104.768
402	05	04	00	Libros, revistas y periódicos	123.207	0	0	0	0	0	123.207
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	167.628	0	0	0	0	0	167.628
402	05	99	00	Otros productos de pulpa, papel y cartón	167.628	0	0	0	0	0	167.628
402	06	00	00	Productos químicos y derivados	1.341.278	0	0	0	0	0	1.341.278
402	06	01	00	Sustancias químicas y de uso industrial	209.535	0	0	0	0	0	209.535
402	06	02	00	Abonos, plaguicidas y otros	83.814	0	0	0	0	0	83.814
402	06	03	00	Tintas, pinturas y colorantes	75.433	0	0	0	0	0	75.433
402	06	04	00	Productos farmacéuticos y medicamentos	164.276	0	0	0	0	0	164.276
402	06	05	00	Productos de tocador	41.069	0	0	0	0	0	41.069
402	06	06	00	Combustibles y lubricantes	82.976	0	0	0	0	0	82.976
402	06	08	00	Productos plásticos	667.412	0	0	0	0	0	667.412
402	06	99	00	Otros productos de la industria química y conexos	16.763	0	0	0	0	0	16.763
402	07	00	00	Productos minerales no metálicos	628.605	0	0	0	0	0	628.605

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **ACCIÓN CENTRALIZADA:** 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 680002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	01	00	Productos de barro, loza y porcelana	184.391	0	0	0	0	0	184.391
402	07	02	00	Vidrios y productos de vidrio	419.071	0	0	0	0	0	419.071
402	07	03	00	Productos de arcilla para construcción	8.381	0	0	0	0	0	8.381
402	07	04	00	Cemento, cal y yeso	8.381	0	0	0	0	0	8.381
402	07	99	00	Otros productos minerales no metálicos	8.381	0	0	0	0	0	8.381
402	08	00	00	Productos metálicos	738.990	0	0	0	0	0	738.990
402	08	02	00	Productos de metales no ferrosos	16.763	0	0	0	0	0	16.763
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	100.577	0	0	0	0	0	100.577
402	08	04	00	Productos metálicos estructurales	75.433	0	0	0	0	0	75.433
402	08	05	00	Materiales de orden público, seguridad y defensa	83.814	0	0	0	0	0	83.814
402	08	07	00	Material de señalamiento	12.572	0	0	0	0	0	12.572
402	08	09	00	Repuestos y accesorios para equipos de transporte	215.151	0	0	0	0	0	215.151
402	08	10	00	Repuestos y accesorios para otros equipos	217.917	0	0	0	0	0	217.917
402	08	99	00	Otros productos metálicos	16.763	0	0	0	0	0	16.763
402	09	00	00	Productos de madera	209.534	0	0	0	0	0	209.534
402	09	01	00	Productos primarios de madera	150.865	0	0	0	0	0	150.865
402	09	02	00	Muebles y accesorios de madera para edificaciones	50.288	0	0	0	0	0	50.288
402	09	99	00	Otros productos de madera	8.381	0	0	0	0	0	8.381
402	10	00	00	Productos varios y útiles diversos	4.146.370	0	0	0	0	0	4.146.370
402	10	01	00	Artículos de deporte, recreación y juguetes	150.865	0	0	0	0	0	150.865
402	10	02	00	Materiales y útiles de limpieza y aseo	167.628	0	0	0	0	0	167.628
402	10	03	00	Utensilios de cocina y comedor	83.814	0	0	0	0	0	83.814
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	167.628	0	0	0	0	0	167.628
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	385.545	0	0	0	0	0	385.545
402	10	06	00	Condecoraciones, ofrendas y similares	33.526	0	0	0	0	0	33.526
402	10	07	00	Productos de seguridad en el trabajo	108.958	0	0	0	0	0	108.958
402	10	08	00	Materiales para equipos de computación	1.490.215	0	0	0	0	0	1.490.215
402	10	09	00	Especies timbradas y valores	1.676	0	0	0	0	0	1.676

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **ACCIÓN CENTRALIZADA:** 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 680002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	737.564	0	0	0	0	0	737.564
402	10	12	00	Materiales para instalaciones sanitarias	416.643	0	0	0	0	0	416.643
402	10	99	00	Otros productos y útiles diversos	402.308	0	0	0	0	0	402.308
402	99	00	00	Otros materiales y suministros	83.814	0	0	0	0	0	83.814
402	99	01	00	Otros materiales y suministros	83.814	0	0	0	0	0	83.814
403	**00**	**00**	**00**	**Servicios no personales**	**11.527.836**	**0**	**0**	**0**	**0**	**0**	**11.527.836**
403	01	00	00	Alquileres de inmuebles	167.628	0	0	0	0	0	167.628
403	01	01	00	Alquileres de edificios y locales	125.721	0	0	0	0	0	125.721
403	01	02	00	Alquileres de instalaciones culturales y recreativas	41.907	0	0	0	0	0	41.907
403	02	00	00	Alquileres de maquinaria y equipos	1.315.882	0	0	0	0	0	1.315.882
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	20.954	0	0	0	0	0	20.954
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	37.716	0	0	0	0	0	37.716
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	586.699	0	0	0	0	0	586.699
403	02	99	00	Alquileres de otras maquinaria y equipos	670.513	0	0	0	0	0	670.513
403	04	00	00	Servicios básicos	747.203	0	0	0	0	0	747.203
403	04	01	00	Electricidad	146.675	0	0	0	0	0	146.675
403	04	03	00	Agua	385.545	0	0	0	0	0	385.545
403	04	04	00	Teléfonos	180.200	0	0	0	0	0	180.200
403	04	05	00	Servicio de comunicaciones	18.439	0	0	0	0	0	18.439
403	04	06	00	Servicio de aseo urbano y domiciliario	3.772	0	0	0	0	0	3.772
403	04	07	00	Servicio de condominio	12.572	0	0	0	0	0	12.572
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	502.884	0	0	0	0	0	502.884
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	167.628	0	0	0	0	0	167.628
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	167.628	0	0	0	0	0	167.628
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	167.628	0	0	0	0	0	167.628
403	06	00	00	Servicios de transporte y almacenaje	121.949	0	0	0	0	0	121.949
403	06	01	00	Fletes y embalajes	83.814	0	0	0	0	0	83.814
403	06	03	00	Estacionamiento	29.335	0	0	0	0	0	29.335

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **ACCIÓN CENTRALIZADA:** 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 680002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	04	00	Peaje	419	0	0	0	0	0	419
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	8.381	0	0	0	0	0	8.381
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.672.093	0	0	0	0	0	1.672.093
403	07	01	00	Publicidad y propaganda	419.071	0	0	0	0	0	419.071
403	07	02	00	Imprenta y reproducción	163.438	0	0	0	0	0	163.438
403	07	03	00	Relaciones sociales	921.956	0	0	0	0	0	921.956
403	07	04	00	Avisos	167.628	0	0	0	0	0	167.628
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	506.719	0	0	0	0	0	506.719
403	08	01	00	Primas y gastos de seguros	419.071	0	0	0	0	0	419.071
403	08	02	00	Comisiones y gastos bancarios	3.834	0	0	0	0	0	3.834
403	08	03	00	Comisiones y gastos de adquisición de seguros	83.814	0	0	0	0	0	83.814
403	09	00	00	Viáticos y pasajes	1.173.398	0	0	0	0	0	1.173.398
403	09	01	00	Viáticos y pasajes dentro del país	586.699	0	0	0	0	0	586.699
403	09	02	00	Viáticos y pasajes fuera del país	586.699	0	0	0	0	0	586.699
403	10	00	00	Servicios profesionales y técnicos	797.409	0	0	0	0	0	797.409
403	10	01	00	Servicios jurídicos	41.907	0	0	0	0	0	41.907
403	10	02	00	Servicios de contabilidad y auditoría	168	0	0	0	0	0	168
403	10	03	00	Servicios de procesamiento de datos	419.071	0	0	0	0	0	419.071
403	10	04	00	Servicios de ingeniería y arquitectónicos	168	0	0	0	0	0	168
403	10	09	00	Servicios de lavandería y tintorería	838	0	0	0	0	0	838
403	10	99	00	Otros servicios profesionales y técnicos	335.257	0	0	0	0	0	335.257
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.131.490	0	0	0	0	0	1.131.490
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	125.721	0	0	0	0	0	125.721
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	544.792	0	0	0	0	0	544.792
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	41.907	0	0	0	0	0	41.907
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	251.442	0	0	0	0	0	251.442
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	167.628	0	0	0	0	0	167.628

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

ACCIÓN CENTRALIZADA: 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 680002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	670.513	0	0	0	0	0	670.513
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	670.513	0	0	0	0	0	670.513
403	15	00	00	Servicios fiscales	293.349	0	0	0	0	0	293.349
403	15	01	00	Derechos de importación y servicios aduaneros	83.814	0	0	0	0	0	83.814
403	15	02	00	Tasas y otros derechos obligatorios	209.535	0	0	0	0	0	209.535
403	18	00	00	Impuestos indirectos	1.092.062	0	0	0	0	0	1.092.062
403	18	01	00	Impuesto al valor agregado	1.092.062	0	0	0	0	0	1.092.062
403	99	00	00	Otros servicios no personales	1.335.257	0	0	0	0	0	1.335.257
403	99	01	00	Otros servicios no personales	1.335.257	0	0	0	0	0	1.335.257
404	**00**	**00**	**00**	**Activos reales**	**3.712.963**	**0**	**0**	**0**	**0**	**0**	**3.712.963**
404	01	00	00	Repuestos y reparaciones mayores	1.223.686	0	0	0	0	0	1.223.686
404	01	01	00	Repuestos mayores	1.223.686	0	0	0	0	0	1.223.686
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	611.843	0	0	0	0	0	611.843
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	192.773	0	0	0	0	0	192.773
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	209.535	0	0	0	0	0	209.535
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	209.535	0	0	0	0	0	209.535
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	544.791	0	0	0	0	0	544.791
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	251.442	0	0	0	0	0	251.442
404	03	05	00	Maquinaria y equipos industriales y de taller	41.907	0	0	0	0	0	41.907
404	03	06	00	Maquinaria y equipos de energía	251.442	0	0	0	0	0	251.442
404	04	00	00	Equipos de transporte, tracción y elevación	310.112	0	0	0	0	0	310.112
404	04	01	00	Vehículos automotores terrestres	293.349	0	0	0	0	0	293.349
404	04	05	00	Vehículos de tracción no motorizados	16.763	0	0	0	0	0	16.763
404	05	00	00	Equipos de comunicaciones y de señalamiento	167.628	0	0	0	0	0	167.628
404	05	01	00	Equipos de telecomunicaciones	167.628	0	0	0	0	0	167.628
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	544.791	0	0	0	0	0	544.791
404	07	01	00	Equipos científicos y de laboratorio	251.442	0	0	0	0	0	251.442
404	07	02	00	Equipos de enseñanza, deporte y recreación	251.442	0	0	0	0	0	251.442

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

ACCIÓN CENTRALIZADA: 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 680002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	41.907	0	0	0	0	0	41.907
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	754.327	0	0	0	0	0	754.327
404	09	01	00	Mobiliario y equipos de oficina	419.071	0	0	0	0	0	419.071
404	09	02	00	Equipos de computación	251.442	0	0	0	0	0	251.442
404	09	03	00	Mobiliario y equipos de alojamiento	83.814	0	0	0	0	0	83.814
404	99	00	00	Otros activos reales	167.628	0	0	0	0	0	167.628
404	99	01	00	Otros activos reales	167.628	0	0	0	0	0	167.628
411	**00**	**00**	**00**	**Disminución de pasivos**	**586.708**	**0**	**0**	**0**	**0**	**0**	**586.708**
411	11	00	00	Obligaciones de ejercicios anteriores	586.708	0	0	0	0	0	586.708
411	11	04	00	Compromisos pendientes de ejercicios anteriores	586.708	0	0	0	0	0	586.708
				Totales	**26.482.378**	**0**	**0**	**0**	**0**	**0**	**26.482.378**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **ACCIÓN CENTRALIZADA:** 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 680002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**587.287.360**	**0**	**0**	**0**	**0**	**0**	**587.287.360**
407	01	00	00	Transferencias y donaciones corrientes internas	587.287.360	0	0	0	0	0	587.287.360
407	01	03	00	Transferencias corrientes internas al sector público	587.287.360	0	0	0	0	0	587.287.360
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	378.469.016	0	0	0	0	0	378.469.016
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	208.818.344	0	0	0	0	0	208.818.344
				Totales	**587.287.360**	**0**	**0**	**0**	**0**	**0**	**587.287.360**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **ACCIÓN CENTRALIZADA:** 680003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**507.459**	**0**	**0**	**0**	**0**	**0**	**507.459**
407	01	00	00	Transferencias y donaciones corrientes internas	507.459	0	0	0	0	0	507.459
407	01	01	00	Transferencias corrientes internas al sector privado	507.459	0	0	0	0	0	507.459
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	242.167	0	0	0	0	0	242.167
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	60.542	0	0	0	0	0	60.542
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	204.750	0	0	0	0	0	204.750
				Totales	**507.459**	**0**	**0**	**0**	**0**	**0**	**507.459**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS **ACCIÓN CENTRALIZADA:** 680003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

ACCIÓN CENTRALIZADA: 680003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: 680003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	00	00	00	Transferencias y donaciones	507.459	0	0	0	0	0	507.459
407	01	00	00	Transferencias y donaciones corrientes internas	507.459	0	0	0	0	0	507.459
407	01	01	00	Transferencias corrientes internas al sector privado	507.459	0	0	0	0	0	507.459
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	242.167	0	0	0	0	0	242.167
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	60.542	0	0	0	0	0	60.542
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	204.750	0	0	0	0	0	204.750
				Totales	**507.459**	**0**	**0**	**0**	**0**	**0**	**507.459**

E5000

Distrito Capital

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Recursos Ordinarios - Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**954.015.769**	**0**	**0**	**0**	**954.015.769**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	243.740.701	0	0	0	243.740.701
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	162.338.000	0	0	0	162.338.000
401	01	03	00	Suplencias a empleados	0	9.479.345	0	0	0	9.479.345
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	35.441.139	0	0	0	35.441.139
401	01	12	00	Salarios a obreros en puestos no permanentes	0	1.150.137	0	0	0	1.150.137
401	01	13	00	Suplencias a obreros	0	3.942.552	0	0	0	3.942.552
401	01	18	00	Remuneraciones al personal contratado	0	27.294.660	0	0	0	27.294.660
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	0	1.084.000	0	0	0	1.084.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	0	32.780	0	0	0	32.780
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	0	2.828.088	0	0	0	2.828.088
401	01	99	00	Otras retribuciones	0	150.000	0	0	0	150.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	0	3.221.683	0	0	0	3.221.683
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	0	1.706.276	0	0	0	1.706.276
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	0	1.515.407	0	0	0	1.515.407
401	03	00	00	Primas	0	65.458.176	0	0	0	65.458.176
401	03	01	00	Primas por mérito a empleados	0	20.000	0	0	0	20.000
401	03	02	00	Primas de transporte a empleados	0	2.824.800	0	0	0	2.824.800
401	03	03	00	Primas por hogar a empleados	0	28.138	0	0	0	28.138
401	03	04	00	Primas por hijos a empleados	0	894.528	0	0	0	894.528
401	03	06	00	Primas por residencia a empleados	0	56.748	0	0	0	56.748
401	03	07	00	Primas por categoría de escuelas a empleados	0	8.269.992	0	0	0	8.269.992
401	03	08	00	Primas de profesionalización a empleados	0	12.295.940	0	0	0	12.295.940
401	03	09	00	Primas por antigüedad a empleados	0	12.098.687	0	0	0	12.098.687
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	0	5.585.650	0	0	0	5.585.650
401	03	16	00	Primas por mérito a obreros	0	20.000	0	0	0	20.000
401	03	17	00	Primas de transporte a obreros	0	2.047.853	0	0	0	2.047.853
401	03	19	00	Primas por hijos de obreros	0	339.984	0	0	0	339.984
401	03	21	00	Primas por antigüedad a obreros	0	3.437.741	0	0	0	3.437.741

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	0	135.460	0	0	0	135.460
401	03	95	00	Otras primas al personal de alto nivel y de dirección	0	3.834.730	0	0	0	3.834.730
401	03	96	00	Otras primas al personal contratado	0	1.680.000	0	0	0	1.680.000
401	03	97	00	Otras primas a empleados	0	5.389.004	0	0	0	5.389.004
401	03	98	00	Otras primas a obreros	0	6.498.921	0	0	0	6.498.921
401	04	00	00	Complementos de sueldos y salarios	0	132.774.223	0	0	0	132.774.223
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	0	569.291	0	0	0	569.291
401	04	02	00	Complemento a empleados por trabajo nocturno	0	1.033.140	0	0	0	1.033.140
401	04	06	00	Complemento a empleados por comisión de servicios	0	1.081.011	0	0	0	1.081.011
401	04	08	00	Bono compensatorio de alimentación a empleados	0	56.546.604	0	0	0	56.546.604
401	04	09	00	Bono compensatorio de transporte a empleados	0	5.195.232	0	0	0	5.195.232
401	04	10	00	Complemento a empleados por días feriados	0	1.258.400	0	0	0	1.258.400
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	0	578.637	0	0	0	578.637
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	0	752.811	0	0	0	752.811
401	04	16	00	Complemento a obreros por gastos de alimentación	0	6.502	0	0	0	6.502
401	04	18	00	Bono compensatorio de alimentación a obreros	0	20.365.914	0	0	0	20.365.914
401	04	19	00	Bono compensatorio de transporte a obreros	0	1.737.205	0	0	0	1.737.205
401	04	20	00	Complemento a obreros por días feriados	0	1.047.200	0	0	0	1.047.200
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	0	581.203	0	0	0	581.203
401	04	26	00	Bono compensatorio de alimentación al personal contratado	0	10.125.395	0	0	0	10.125.395
401	04	27	00	Bono compensatorio de transporte al personal contratado	0	2.282.880	0	0	0	2.282.880
401	04	28	00	Complemento al personal contratado por días feriados	0	1.488.800	0	0	0	1.488.800
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	0	19.440	0	0	0	19.440
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	0	346.252	0	0	0	346.252
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	0	3.169.504	0	0	0	3.169.504
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	0	1.924.560	0	0	0	1.924.560
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	0	720	0	0	0	720
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	0	75.600	0	0	0	75.600
401	04	96	00	Otros complementos a empleados	0	11.040.491	0	0	0	11.040.491

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Recursos Ordinarios - Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
401	04	97	00	Otros complementos a obreros	0	2.391.595	0	0	0	2.391.595
401	04	98	00	Otros complementos al personal contratado	0	9.155.836	0	0	0	9.155.836
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	0	144.078.976	0	0	0	144.078.976
401	05	01	00	Aguinaldos a empleados	0	64.253.337	0	0	0	64.253.337
401	05	03	00	Bono vacacional a empleados	0	45.137.189	0	0	0	45.137.189
401	05	04	00	Aguinaldos a obreros	0	14.368.215	0	0	0	14.368.215
401	05	06	00	Bono vacacional a obreros	0	7.120.601	0	0	0	7.120.601
401	05	07	00	Aguinaldos al personal contratado	0	6.357.795	0	0	0	6.357.795
401	05	08	00	Bono vacacional al personal contratado	0	2.543.118	0	0	0	2.543.118
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	0	31.667	0	0	0	31.667
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	0	12.667	0	0	0	12.667
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	0	3.038.848	0	0	0	3.038.848
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	0	1.215.539	0	0	0	1.215.539
401	06	00	00	Aportes patronales y legales	0	60.222.086	0	0	0	60.222.086
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	0	19.900.779	0	0	0	19.900.779
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	0	13.855.785	0	0	0	13.855.785
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	0	2.410.765	0	0	0	2.410.765
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	0	5.197.821	0	0	0	5.197.821
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	0	3.911.679	0	0	0	3.911.679
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	0	5.314.282	0	0	0	5.314.282
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	0	1.524.107	0	0	0	1.524.107
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	0	1.419.993	0	0	0	1.419.993
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	0	921.999	0	0	0	921.999
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	0	2.080.059	0	0	0	2.080.059
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	0	731.945	0	0	0	731.945
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	0	10.260	0	0	0	10.260
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	0	833	0	0	0	833
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	0	3.167	0	0	0	3.167
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de	0	972.691	0	0	0	972.691

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares - Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
				alto nivel y de dirección						
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	0	499.824	0	0	0	499.824
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	0	301.949	0	0	0	301.949
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	0	2.850	0	0	0	2.850
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	0	212.207	0	0	0	212.207
401	06	95	00	Otros aportes legales por personal contratado	0	949.091	0	0	0	949.091
401	07	00	00	Asistencia socio-económica	0	230.845.370	0	0	0	230.845.370
401	07	01	00	Capacitación y adiestramiento a empleados	0	5.000	0	0	0	5.000
401	07	02	00	Becas a empleados	0	3.227.338	0	0	0	3.227.338
401	07	03	00	Ayudas por matrimonio a empleados	0	12.800	0	0	0	12.800
401	07	04	00	Ayudas por nacimiento de hijos a empleados	0	11.000	0	0	0	11.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	0	23.793.706	0	0	0	23.793.706
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	0	90.223.600	0	0	0	90.223.600
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	0	7.004.040	0	0	0	7.004.040
401	07	10	00	Dotación de uniformes a empleados	0	2.000.000	0	0	0	2.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	0	2.493.332	0	0	0	2.493.332
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	0	4.869.720	0	0	0	4.869.720
401	07	17	00	Capacitación y adiestramiento a obreros	0	5.000	0	0	0	5.000
401	07	18	00	Becas a obreros	0	1.527.744	0	0	0	1.527.744
401	07	19	00	Ayudas por matrimonio de obreros	0	4.160	0	0	0	4.160
401	07	20	00	Ayudas por nacimiento de hijos de obreros	0	4.160	0	0	0	4.160
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	0	6.121.191	0	0	0	6.121.191
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	0	45.398.400	0	0	0	45.398.400
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	0	3.486.600	0	0	0	3.486.600
401	07	26	00	Dotación de uniformes a obreros	0	2.082.440	0	0	0	2.082.440
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	0	1.412.148	0	0	0	1.412.148
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	0	1.935.600	0	0	0	1.935.600
401	07	33	00	Asistencia socio-económica al personal contratado	0	29.293.918	0	0	0	29.293.918
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	0	2.000	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	0	2.000	0	0	0	2.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	0	9.120	0	0	0	9.120
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	0	26.000	0	0	0	26.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	0	5.000	0	0	0	5.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	0	3.080	0	0	0	3.080
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	0	3.080	0	0	0	3.080
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	0	834.155	0	0	0	834.155
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	0	3.010.800	0	0	0	3.010.800
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	0	3.600	0	0	0	3.600
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	0	396.241	0	0	0	396.241
401	07	96	00	Otras subvenciones a empleados	0	864.800	0	0	0	864.800
401	07	97	00	Otras subvenciones a obreros	0	773.597	0	0	0	773.597
401	08	00	00	Prestaciones sociales e indemnizaciones	0	73.674.554	0	0	0	73.674.554
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	0	53.158.456	0	0	0	53.158.456
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	0	12.659.173	0	0	0	12.659.173
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	0	5.298.162	0	0	0	5.298.162
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	0	26.389	0	0	0	26.389
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	0	2.532.374	0	0	0	2.532.374
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**133.043.242**	**0**	**0**	**0**	**133.043.242**
402	01	00	00	Productos alimenticios y agropecuarios	0	31.956.407	0	0	0	31.956.407
402	01	01	00	Alimentos y bebidas para personas	0	31.736.975	0	0	0	31.736.975
402	01	03	00	Productos agrícolas y pecuarios	0	147.067	0	0	0	147.067
402	01	99	00	Otros productos alimenticios y agropecuarios	0	72.365	0	0	0	72.365
402	02	00	00	Productos de minas, canteras y yacimientos	0	28.333	0	0	0	28.333
402	02	02	00	Petróleo crudo y gas natural	0	11.632	0	0	0	11.632
402	02	05	00	Piedra, arcilla, arena y tierra	0	16.701	0	0	0	16.701
402	03	00	00	Textiles y vestuarios	0	19.802.489	0	0	0	19.802.489
402	03	01	00	Textiles	0	8.684.798	0	0	0	8.684.798
402	03	02	00	Prendas de vestir	0	8.050.883	0	0	0	8.050.883

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	03	03	00	Calzados	0	2.971.233	0	0	0	2.971.233
402	03	99	00	Otros productos textiles y vestuarios	0	95.575	0	0	0	95.575
402	04	00	00	Productos de cuero y caucho	0	599.051	0	0	0	599.051
402	04	03	00	Cauchos y tripas para vehículos	0	533.408	0	0	0	533.408
402	04	99	00	Otros productos de cuero y caucho	0	65.643	0	0	0	65.643
402	05	00	00	Productos de papel, cartón e impresos	0	15.003.198	0	0	0	15.003.198
402	05	01	00	Pulpa de madera, papel y cartón	0	4.013.798	0	0	0	4.013.798
402	05	02	00	Envases y cajas de papel y cartón	0	587.607	0	0	0	587.607
402	05	03	00	Productos de papel y cartón para oficina	0	6.904.988	0	0	0	6.904.988
402	05	04	00	Libros, revistas y periódicos	0	1.541.295	0	0	0	1.541.295
402	05	05	00	Material de enseñanza	0	1.309.775	0	0	0	1.309.775
402	05	06	00	Productos de papel y cartón para computación	0	176.713	0	0	0	176.713
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	0	122.480	0	0	0	122.480
402	05	99	00	Otros productos de pulpa, papel y cartón	0	346.542	0	0	0	346.542
402	06	00	00	Productos químicos y derivados	0	13.943.974	0	0	0	13.943.974
402	06	02	00	Abonos, plaguicidas y otros	0	43.490	0	0	0	43.490
402	06	03	00	Tintas, pinturas y colorantes	0	2.546.192	0	0	0	2.546.192
402	06	04	00	Productos farmacéuticos y medicamentos	0	6.677.156	0	0	0	6.677.156
402	06	05	00	Productos de tocador	0	1.132.213	0	0	0	1.132.213
402	06	06	00	Combustibles y lubricantes	0	402.689	0	0	0	402.689
402	06	08	00	Productos plásticos	0	3.023.058	0	0	0	3.023.058
402	06	99	00	Otros productos de la industria química y conexos	0	119.176	0	0	0	119.176
402	07	00	00	Productos minerales no metálicos	0	297.585	0	0	0	297.585
402	07	01	00	Productos de barro, loza y porcelana	0	24.761	0	0	0	24.761
402	07	02	00	Vidrios y productos de vidrio	0	100.817	0	0	0	100.817
402	07	03	00	Productos de arcilla para construcción	0	65.639	0	0	0	65.639
402	07	04	00	Cemento, cal y yeso	0	77.117	0	0	0	77.117
402	07	99	00	Otros productos minerales no metálicos	0	29.251	0	0	0	29.251
402	08	00	00	Productos metálicos	0	2.742.797	0	0	0	2.742.797
402	08	01	00	Productos primarios de hierro y acero	0	147.139	0	0	0	147.139

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	08	02	00	Productos de metales no ferrosos	0	79.031	0	0	0	79.031
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	1.832.538	0	0	0	1.832.538
402	08	04	00	Productos metálicos estructurales	0	25.032	0	0	0	25.032
402	08	07	00	Material de señalamiento	0	36.191	0	0	0	36.191
402	08	08	00	Material de educación	0	19.659	0	0	0	19.659
402	08	09	00	Repuestos y accesorios para equipos de transporte	0	95.245	0	0	0	95.245
402	08	10	00	Repuestos y accesorios para otros equipos	0	125.999	0	0	0	125.999
402	08	99	00	Otros productos metálicos	0	381.963	0	0	0	381.963
402	09	00	00	Productos de madera	0	563.992	0	0	0	563.992
402	09	01	00	Productos primarios de madera	0	188.658	0	0	0	188.658
402	09	02	00	Muebles y accesorios de madera para edificaciones	0	243.708	0	0	0	243.708
402	09	99	00	Otros productos de madera	0	131.626	0	0	0	131.626
402	10	00	00	Productos varios y útiles diversos	0	43.474.177	0	0	0	43.474.177
402	10	01	00	Artículos de deporte, recreación y juguetes	0	9.606.837	0	0	0	9.606.837
402	10	02	00	Materiales y útiles de limpieza y aseo	0	5.209.381	0	0	0	5.209.381
402	10	03	00	Utensilios de cocina y comedor	0	800.222	0	0	0	800.222
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	1.362.861	0	0	0	1.362.861
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	7.109.507	0	0	0	7.109.507
402	10	06	00	Condecoraciones, ofrendas y similares	0	59.133	0	0	0	59.133
402	10	07	00	Productos de seguridad en el trabajo	0	1.733.320	0	0	0	1.733.320
402	10	08	00	Materiales para equipos de computación	0	7.979.074	0	0	0	7.979.074
402	10	09	00	Especies timbradas y valores	0	36.542	0	0	0	36.542
402	10	11	00	Materiales eléctricos	0	2.956.818	0	0	0	2.956.818
402	10	12	00	Materiales para instalaciones sanitarias	0	690.234	0	0	0	690.234
402	10	13	00	Materiales fotográficos	0	199.002	0	0	0	199.002
402	10	99	00	Otros productos y útiles diversos	0	5.731.246	0	0	0	5.731.246
402	11	00	00	Bienes para la venta	0	115.000	0	0	0	115.000
402	11	01	00	Productos y artículos para la venta	0	115.000	0	0	0	115.000
402	99	00	00	Otros materiales y suministros	0	4.516.239	0	0	0	4.516.239
402	99	01	00	Otros materiales y suministros	0	4.516.239	0	0	0	4.516.239

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**306.621.806**	**0**	**0**	**0**	**306.621.806**
403	01	00	00	Alquileres de inmuebles	0	3.202.998	0	0	0	3.202.998
403	01	01	00	Alquileres de edificios y locales	0	3.172.706	0	0	0	3.172.706
403	01	02	00	Alquileres de instalaciones culturales y recreativas	0	30.292	0	0	0	30.292
403	02	00	00	Alquileres de maquinaria y equipos	0	169.660	0	0	0	169.660
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	12.722	0	0	0	12.722
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	0	21.938	0	0	0	21.938
403	02	99	00	Alquileres de otras maquinaria y equipos	0	135.000	0	0	0	135.000
403	04	00	00	Servicios básicos	0	7.736.972	0	0	0	7.736.972
403	04	01	00	Electricidad	0	1.752.220	0	0	0	1.752.220
403	04	02	00	Gas	0	146.167	0	0	0	146.167
403	04	03	00	Agua	0	752.914	0	0	0	752.914
403	04	04	00	Teléfonos	0	2.160.679	0	0	0	2.160.679
403	04	05	00	Servicio de comunicaciones	0	679.447	0	0	0	679.447
403	04	06	00	Servicio de aseo urbano y domiciliario	0	391.747	0	0	0	391.747
403	04	07	00	Servicio de condominio	0	1.853.798	0	0	0	1.853.798
403	06	00	00	Servicios de transporte y almacenaje	0	516.851	0	0	0	516.851
403	06	01	00	Fletes y embalajes	0	424.067	0	0	0	424.067
403	06	02	00	Almacenaje	0	54.011	0	0	0	54.011
403	06	03	00	Estacionamiento	0	884	0	0	0	884
403	06	04	00	Peaje	0	35.644	0	0	0	35.644
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	0	2.245	0	0	0	2.245
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	88.169.852	0	0	0	88.169.852
403	07	01	00	Publicidad y propaganda	0	10.061.304	0	0	0	10.061.304
403	07	02	00	Imprenta y reproducción	0	12.054.740	0	0	0	12.054.740
403	07	03	00	Relaciones sociales	0	62.543.608	0	0	0	62.543.608
403	07	04	00	Avisos	0	3.510.200	0	0	0	3.510.200
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	0	3.652.194	0	0	0	3.652.194
403	08	01	00	Primas y gastos de seguros	0	2.798.841	0	0	0	2.798.841
403	08	02	00	Comisiones y gastos bancarios	0	851.053	0	0	0	851.053

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
403	08	03	00	Comisiones y gastos de adquisición de seguros	0	2.300	0	0	0	2.300
403	09	00	00	Viáticos y pasajes	0	4.201.340	0	0	0	4.201.340
403	09	01	00	Viáticos y pasajes dentro del país	0	3.270.618	0	0	0	3.270.618
403	09	02	00	Viáticos y pasajes fuera del país	0	930.000	0	0	0	930.000
403	09	03	00	Asignación por kilómetros recorridos	0	722	0	0	0	722
403	10	00	00	Servicios profesionales y técnicos	0	45.031.997	0	0	0	45.031.997
403	10	01	00	Servicios jurídicos	0	14.211	0	0	0	14.211
403	10	02	00	Servicios de contabilidad y auditoría	0	7.000	0	0	0	7.000
403	10	03	00	Servicios de procesamiento de datos	0	3.580.000	0	0	0	3.580.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	0	1.208.000	0	0	0	1.208.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	0	310.000	0	0	0	310.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	5.092.000	0	0	0	5.092.000
403	10	09	00	Servicios de lavandería y tintorería	0	112.736	0	0	0	112.736
403	10	10	00	Servicios de vigilancia	0	2.687.941	0	0	0	2.687.941
403	10	11	00	Servicios para la elaboración y suministro de comida	0	708.600	0	0	0	708.600
403	10	99	00	Otros servicios profesionales y técnicos	0	31.311.509	0	0	0	31.311.509
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	6.824.864	0	0	0	6.824.864
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	0	11.079	0	0	0	11.079
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	0	4.640.400	0	0	0	4.640.400
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	0	1.155.472	0	0	0	1.155.472
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	0	124.815	0	0	0	124.815
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	0	51.766	0	0	0	51.766
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	0	830.667	0	0	0	830.667
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	0	10.665	0	0	0	10.665
403	12	00	00	Conservación y reparaciones menores de obras	0	9.663.797	0	0	0	9.663.797
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	0	9.663.797	0	0	0	9.663.797
403	13	00	00	Servicios de construcciones temporales	0	3.000	0	0	0	3.000
403	13	01	00	Servicios de construcciones temporales	0	3.000	0	0	0	3.000
403	15	00	00	Servicios fiscales	0	653.827	0	0	0	653.827

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS E5000 - 10

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
403	15	01	00	Derechos de importación y servicios aduaneros	0	572.575	0	0	0	572.575
403	15	02	00	Tasas y otros derechos obligatorios	0	8.126	0	0	0	8.126
403	15	03	00	Asignación a agentes de especies fiscales	0	65.643	0	0	0	65.643
403	15	99	00	Otros servicios fiscales	0	7.483	0	0	0	7.483
403	16	00	00	Servicios de diversión, esparcimiento y culturales	0	16.352.754	0	0	0	16.352.754
403	16	01	00	Servicios de diversión, esparcimiento y culturales	0	16.352.754	0	0	0	16.352.754
403	18	00	00	Impuestos indirectos	0	99.779.311	0	0	0	99.779.311
403	18	01	00	Impuesto al valor agregado	0	99.736.932	0	0	0	99.736.932
403	18	99	00	Otros impuestos indirectos	0	42.379	0	0	0	42.379
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	0	1.717.007	0	0	0	1.717.007
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	0	1.717.007	0	0	0	1.717.007
403	99	00	00	Otros servicios no personales	0	18.945.382	0	0	0	18.945.382
403	99	01	00	Otros servicios no personales	0	18.945.382	0	0	0	18.945.382
404	**00**	**00**	**00**	**Activos reales**	**0**	**483.914.164**	**0**	**0**	**0**	**483.914.164**
404	01	00	00	Repuestos y reparaciones mayores	0	5.260.256	0	0	0	5.260.256
404	01	01	00	Repuestos mayores	0	1.214.892	0	0	0	1.214.892
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	0	212.041	0	0	0	212.041
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	0	261.551	0	0	0	261.551
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	0	231.467	0	0	0	231.467
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	0	334.719	0	0	0	334.719
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	0	175.114	0	0	0	175.114
404	01	02	00	Reparaciones mayores de maquinaria y equipos	0	4.045.364	0	0	0	4.045.364
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	0	227.460	0	0	0	227.460
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	0	3.622.646	0	0	0	3.622.646
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	0	86.998	0	0	0	86.998
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	0	11.135	0	0	0	11.135
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	0	3.487	0	0	0	3.487
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	0	93.638	0	0	0	93.638
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	0	303.306.974	0	0	0	303.306.974

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	0	191.300.171	0	0	0	191.300.171
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	0	112.006.803	0	0	0	112.006.803
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	0	3.417.988	0	0	0	3.417.988
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	0	2.624.610	0	0	0	2.624.610
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	0	75.598	0	0	0	75.598
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	0	185.458	0	0	0	185.458
404	03	05	00	Maquinaria y equipos industriales y de taller	0	191.918	0	0	0	191.918
404	03	06	00	Maquinaria y equipos de energía	0	295.504	0	0	0	295.504
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	0	44.900	0	0	0	44.900
404	04	00	00	Equipos de transporte, tracción y elevación	0	8.696.069	0	0	0	8.696.069
404	04	01	00	Vehículos automotores terrestres	0	8.200.977	0	0	0	8.200.977
404	04	05	00	Vehículos de tracción no motorizados	0	313.946	0	0	0	313.946
404	04	06	00	Equipos auxiliares de transporte	0	14.427	0	0	0	14.427
404	04	99	00	Otros equipos de transporte, tracción y elevación	0	166.719	0	0	0	166.719
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	9.589.572	0	0	0	9.589.572
404	05	01	00	Equipos de telecomunicaciones	0	9.301.758	0	0	0	9.301.758
404	05	02	00	Equipos de señalamiento	0	37.415	0	0	0	37.415
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	0	250.399	0	0	0	250.399
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	3.935.085	0	0	0	3.935.085
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	3.920.118	0	0	0	3.920.118
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	0	14.967	0	0	0	14.967
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	8.298.660	0	0	0	8.298.660
404	07	01	00	Equipos científicos y de laboratorio	0	123.540	0	0	0	123.540
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	4.602.637	0	0	0	4.602.637
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	0	228.708	0	0	0	228.708
404	07	06	00	Instrumentos musicales y equipos de audio	0	3.256.360	0	0	0	3.256.360
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	0	87.415	0	0	0	87.415
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	0	5.239	0	0	0	5.239
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	0	3.742	0	0	0	3.742
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	0	1.497	0	0	0	1.497

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Recursos Ordinarios - Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	48.502.539	0	0	0	48.502.539
404	09	01	00	Mobiliario y equipos de oficina	0	16.415.879	0	0	0	16.415.879
404	09	02	00	Equipos de computación	0	11.269.740	0	0	0	11.269.740
404	09	03	00	Mobiliario y equipos de alojamiento	0	19.528.152	0	0	0	19.528.152
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	0	1.288.768	0	0	0	1.288.768
404	12	00	00	Activos intangibles	0	2.433.523	0	0	0	2.433.523
404	12	01	00	Marcas de fábrica y patentes de invención	0	1.497	0	0	0	1.497
404	12	04	00	Paquetes y programas de computación	0	1.552.026	0	0	0	1.552.026
404	12	05	00	Estudios y proyectos	0	880.000	0	0	0	880.000
404	13	00	00	Estudios y proyectos para inversión en activos fijos	0	800.000	0	0	0	800.000
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	0	800.000	0	0	0	800.000
404	14	00	00	Contratación de inspección de obras	0	18.656.305	0	0	0	18.656.305
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	0	11.292.989	0	0	0	11.292.989
404	14	02	00	Contratación de inspección de obras de bienes del dominio público	0	7.363.316	0	0	0	7.363.316
404	15	00	00	Construcciones del dominio privado	0	34.013.605	0	0	0	34.013.605
404	15	03	00	Construcciones de edificaciones educativas, religiosas y recreativas	0	34.013.605	0	0	0	34.013.605
404	16	00	00	Construcciones del dominio público	0	30.000.000	0	0	0	30.000.000
404	16	03	00	Construcciones de instalaciones hidráulicas	0	30.000.000	0	0	0	30.000.000
404	99	00	00	Otros activos reales	0	6.998.349	0	0	0	6.998.349
404	99	01	00	Otros activos reales	0	6.998.349	0	0	0	6.998.349
407	**00**	**00**	**00**	**Transferencias y donaciones**	**554.715.893**	**1.025.249.885**	**0**	**430.921.779**	**0**	**2.010.887.557**
407	01	00	00	Transferencias y donaciones corrientes internas	554.715.893	728.685.350	0	430.921.779	0	1.714.323.022
407	01	01	00	Transferencias corrientes internas al sector privado	0	8.840.000	0	380.921.779	0	389.761.779
407	01	01	01	Pensiones del personal empleado, obrero y militar	0	0	0	34.635.840	0	34.635.840
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	0	0	0	296.378.900	0	296.378.900
407	01	01	07	Otras becas	0	8.840.000	0	0	0	8.840.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	0	0	0	500.000	0	500.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	0	0	0	100.000	0	100.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	0	0	0	500.000	0	500.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar	0	0	0	1.408.320	0	1.408.320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios – Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios – Otras Fuentes	TOTAL
				pensionado						
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	0	0	0	500.000	0	500.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	0	0	0	100.000	0	100.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	0	0	0	16.709.619	0	16.709.619
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	0	0	0	30.089.100	0	30.089.100
407	01	02	00	Donaciones corrientes internas al sector privado	0	52.055.357	0	0	0	52.055.357
407	01	02	01	Donaciones corrientes a personas	0	52.055.357	0	0	0	52.055.357
407	01	03	00	Transferencias corrientes internas al sector público	554.715.893	666.789.993	0	50.000.000	0	1.271.505.886
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	520.383.389	368.930.111	0	0	0	889.313.500
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	34.332.504	283.000.000	0	50.000.000	0	367.332.504
407	01	03	11	Transferencias corrientes al Poder Municipal	0	14.859.882	0	0	0	14.859.882
407	01	04	00	Donaciones corrientes internas al sector público	0	1.000.000	0	0	0	1.000.000
407	01	04	01	Donaciones corrientes a la República	0	1.000.000	0	0	0	1.000.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	0	4.000.000	0	0	0	4.000.000
407	02	02	00	Donaciones corrientes al exterior	0	4.000.000	0	0	0	4.000.000
407	02	02	01	Donaciones corrientes a personas	0	4.000.000	0	0	0	4.000.000
407	03	00	00	Transferencias y donaciones de capital internas	0	99.346.843	0	0	0	99.346.843
407	03	04	00	Donaciones de capital internas al sector público	0	99.346.843	0	0	0	99.346.843
407	03	04	01	Donaciones de capital a la República	0	99.346.843	0	0	0	99.346.843
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	0	193.217.692	0	0	0	193.217.692
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	0	193.217.692	0	0	0	193.217.692
407	12	02	02	Donaciones de Capital a Consejos Comunales	0	193.217.692	0	0	0	193.217.692
408	**00**	**00**	**00**	**Otros gastos**	**0**	**244.847**	**0**	**0**	**0**	**244.847**
408	05	00	00	Obligaciones en el ejercicio vigente	0	217.012	0	0	0	217.012
408	05	01	00	Devoluciones de cobros indebidos	0	149.664	0	0	0	149.664
408	05	02	00	Devoluciones y reintegros diversos	0	67.348	0	0	0	67.348
408	08	00	00	Indemnizaciones y sanciones pecuniarias	0	27.835	0	0	0	27.835
408	08	01	00	Indemnizaciones por daños y perjuicios	0	27.835	0	0	0	27.835
408	08	01	01	Indemnizaciones por daños y perjuicios ocasionados por organismos de la República, del Poder Estadal y del Poder Municipal	0	27.835	0	0	0	27.835

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
411	**00**	**00**	**00**	**Disminución de pasivos**	**0**	**68.886.645**	**0**	**0**	**0**	**68.886.645**
411	11	00	00	Obligaciones de ejercicios anteriores	0	68.886.645	0	0	0	68.886.645
411	11	04	00	Compromisos pendientes de ejercicios anteriores	0	14.000.000	0	0	0	14.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	0	54.886.645	0	0	0	54.886.645
498	**00**	**00**	**00**	**Rectificaciones al presupuesto**	**39.975.899**	**0**	**0**	**0**	**0**	**39.975.899**
498	01	00	00	Rectificaciones al presupuesto	39.975.899	0	0	0	0	39.975.899
498	01	01	00	Rectificaciones al presupuesto	39.975.899	0	0	0	0	39.975.899
				Totales	**594.691.792**	**2.971.976.358**	**0**	**430.921.779**	**0**	**3.997.589.929**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000034000 FORTALECIMIENTO Y AMPLIACIÓN DE LA ATENCIÓN INTEGRAL A LOS CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR POLITICAS PÚBLICAS DE MANERA INTEGRAL A NIÑOS, NIÑAS, ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, ATLETAS DE ALTO RENDIMIENTO, PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE O MÁXIMA EXCLUSIÓN SOCIAL QUE PERMITAN EL MEJORAMIENTO DEL VIVIR BIEN EN LA POBLACIÓN DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA **META:** 56.500

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios – Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios – Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**50.000.000**	**0**	**0**	**0**	**50.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	1.126.015	0	0	0	1.126.015
402	01	01	00	Alimentos y bebidas para personas	0	1.126.015	0	0	0	1.126.015
402	03	00	00	Textiles y vestuarios	0	10.569.429	0	0	0	10.569.429
402	03	01	00	Textiles	0	3.950.000	0	0	0	3.950.000
402	03	02	00	Prendas de vestir	0	4.150.000	0	0	0	4.150.000
402	03	03	00	Calzados	0	2.469.429	0	0	0	2.469.429
402	05	00	00	Productos de papel, cartón e impresos	0	8.482.000	0	0	0	8.482.000
402	05	01	00	Pulpa de madera, papel y cartón	0	2.710.000	0	0	0	2.710.000
402	05	02	00	Envases y cajas de papel y cartón	0	16.000	0	0	0	16.000
402	05	03	00	Productos de papel y cartón para oficina	0	4.440.000	0	0	0	4.440.000
402	05	04	00	Libros, revistas y periódicos	0	47.000	0	0	0	47.000
402	05	05	00	Material de enseñanza	0	1.200.000	0	0	0	1.200.000
402	05	06	00	Productos de papel y cartón para computación	0	33.000	0	0	0	33.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	0	20.000	0	0	0	20.000
402	05	99	00	Otros productos de pulpa, papel y cartón	0	16.000	0	0	0	16.000
402	06	00	00	Productos químicos y derivados	0	6.895.571	0	0	0	6.895.571
402	06	02	00	Abonos, plaguicidas y otros	0	40.000	0	0	0	40.000
402	06	03	00	Tintas, pinturas y colorantes	0	340.000	0	0	0	340.000
402	06	04	00	Productos farmacéuticos y medicamentos	0	5.625.571	0	0	0	5.625.571
402	06	05	00	Productos de tocador	0	600.000	0	0	0	600.000
402	06	08	00	Productos plásticos	0	290.000	0	0	0	290.000
402	07	00	00	Productos minerales no metálicos	0	12.000	0	0	0	12.000
402	07	02	00	Vidrios y productos de vidrio	0	2.000	0	0	0	2.000
402	07	03	00	Productos de arcilla para construcción	0	10.000	0	0	0	10.000
402	08	00	00	Productos metálicos	0	381.000	0	0	0	381.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	371.000	0	0	0	371.000
402	08	07	00	Material de señalamiento	0	10.000	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E500000034000 FORTALECIMIENTO Y AMPLIACIÓN DE LA ATENCIÓN INTEGRAL A LOS CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS PÚBLICAS DE MANERA INTEGRAL A NIÑOS, NIÑAS, ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, ATLETAS DE ALTO RENDIMIENTO, PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE O MÁXIMA EXCLUSIÓN SOCIAL QUE PERMITAN EL MEJORAMIENTO DEL VIVIR BIEN EN LA POBLACIÓN DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA **META:** 56.500

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	09	00	00	Productos de madera	0	45.000	0	0	0	45.000
402	09	01	00	Productos primarios de madera	0	40.000	0	0	0	40.000
402	09	99	00	Otros productos de madera	0	5.000	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	0	20.048.000	0	0	0	20.048.000
402	10	01	00	Artículos de deporte, recreación y juguetes	0	8.605.000	0	0	0	8.605.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	2.500.000	0	0	0	2.500.000
402	10	03	00	Utensilios de cocina y comedor	0	460.000	0	0	0	460.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	882.000	0	0	0	882.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	4.800.000	0	0	0	4.800.000
402	10	06	00	Condecoraciones, ofrendas y similares	0	21.000	0	0	0	21.000
402	10	08	00	Materiales para equipos de computación	0	800.000	0	0	0	800.000
402	10	11	00	Materiales eléctricos	0	345.000	0	0	0	345.000
402	10	99	00	Otros productos y útiles diversos	0	1.635.000	0	0	0	1.635.000
402	99	00	00	Otros materiales y suministros	0	2.440.985	0	0	0	2.440.985
402	99	01	00	Otros materiales y suministros	0	2.440.985	0	0	0	2.440.985
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**30.000.000**	**0**	**0**	**0**	**30.000.000**
403	06	00	00	Servicios de transporte y almacenaje	0	100.000	0	0	0	100.000
403	06	01	00	Fletes y embalajes	0	100.000	0	0	0	100.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	9.469.287	0	0	0	9.469.287
403	07	02	00	Imprenta y reproducción	0	875.000	0	0	0	875.000
403	07	03	00	Relaciones sociales	0	8.594.287	0	0	0	8.594.287
403	09	00	00	Viáticos y pasajes	0	1.430.000	0	0	0	1.430.000
403	09	01	00	Viáticos y pasajes dentro del país	0	1.300.000	0	0	0	1.300.000
403	09	02	00	Viáticos y pasajes fuera del país	0	130.000	0	0	0	130.000
403	10	00	00	Servicios profesionales y técnicos	0	2.805.000	0	0	0	2.805.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	0	310.000	0	0	0	310.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	720.000	0	0	0	720.000
403	10	10	00	Servicios de vigilancia	0	300.000	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000034000 FORTALECIMIENTO Y AMPLIACIÓN DE LA ATENCIÓN INTEGRAL A LOS CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS PÚBLICAS DE MANERA INTEGRAL A NIÑOS, NIÑAS, ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, ATLETAS DE ALTO RENDIMIENTO, PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE O MÁXIMA EXCLUSIÓN SOCIAL QUE PERMITAN EL MEJORAMIENTO DEL VIVIR BIEN EN LA POBLACIÓN DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA **META:** 56.500

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	0	600.000	0	0	0	600.000
403	10	99	00	Otros servicios profesionales y técnicos	0	875.000	0	0	0	875.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	100.000	0	0	0	100.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	0	100.000	0	0	0	100.000
403	18	00	00	Impuestos indirectos	0	11.785.713	0	0	0	11.785.713
403	18	01	00	Impuesto al valor agregado	0	11.785.713	0	0	0	11.785.713
403	99	00	00	Otros servicios no personales	0	4.310.000	0	0	0	4.310.000
403	99	01	00	Otros servicios no personales	0	4.310.000	0	0	0	4.310.000
404	**00**	**00**	**00**	**Activos reales**	**0**	**30.000.000**	**0**	**0**	**0**	**30.000.000**
404	04	00	00	Equipos de transporte, tracción y elevación	0	290.000	0	0	0	290.000
404	04	05	00	Vehículos de tracción no motorizados	0	290.000	0	0	0	290.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	105.000	0	0	0	105.000
404	05	01	00	Equipos de telecomunicaciones	0	105.000	0	0	0	105.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	3.845.286	0	0	0	3.845.286
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	3.845.286	0	0	0	3.845.286
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	5.090.000	0	0	0	5.090.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	2.870.000	0	0	0	2.870.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	0	200.000	0	0	0	200.000
404	07	06	00	Instrumentos musicales y equipos de audio	0	1.970.000	0	0	0	1.970.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	0	50.000	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	20.449.714	0	0	0	20.449.714
404	09	01	00	Mobiliario y equipos de oficina	0	10.858.000	0	0	0	10.858.000
404	09	02	00	Equipos de computación	0	3.279.714	0	0	0	3.279.714
404	09	03	00	Mobiliario y equipos de alojamiento	0	6.140.000	0	0	0	6.140.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	0	172.000	0	0	0	172.000
404	99	00	00	Otros activos reales	0	220.000	0	0	0	220.000
404	99	01	00	Otros activos reales	0	220.000	0	0	0	220.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000034000 FORTALECIMIENTO Y AMPLIACIÓN DE LA ATENCIÓN INTEGRAL A LOS CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS PÚBLICAS DE MANERA INTEGRAL A NIÑOS, NIÑAS, ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, ATLETAS DE ALTO RENDIMIENTO, PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE O MÁXIMA EXCLUSIÓN SOCIAL QUE PERMITAN EL MEJORAMIENTO DEL VIVIR BIEN EN LA POBLACIÓN DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA **META:** 56.500

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**61.846.843**	**0**	**0**	**0**	**61.846.843**
407	01	00	00	Transferencias y donaciones corrientes internas	0	60.000.000	0	0	0	60.000.000
407	01	01	00	Transferencias corrientes internas al sector privado	0	8.840.000	0	0	0	8.840.000
407	01	01	07	Otras becas	0	8.840.000	0	0	0	8.840.000
407	01	02	00	Donaciones corrientes internas al sector privado	0	51.160.000	0	0	0	51.160.000
407	01	02	01	Donaciones corrientes a personas	0	51.160.000	0	0	0	51.160.000
407	03	00	00	Transferencias y donaciones de capital internas	0	1.846.843	0	0	0	1.846.843
407	03	04	00	Donaciones de capital internas al sector público	0	1.846.843	0	0	0	1.846.843
407	03	04	01	Donaciones de capital a la República	0	1.846.843	0	0	0	1.846.843
				Totales	**0**	**171.846.843**	**0**	**0**	**0**	**171.846.843**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000034000 FORTALECIMIENTO Y AMPLIACIÓN DE LA ATENCIÓN INTEGRAL A LOS CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS PÚBLICAS DE MANERA INTEGRAL A NIÑOS, NIÑAS, ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, ATLETAS DE ALTO RENDIMIENTO, PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE O MÁXIMA EXCLUSIÓN SOCIAL QUE PERMITAN EL MEJORAMIENTO DEL VIVIR BIEN EN LA POBLACIÓN DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA

META: 56.500

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000034000 FORTALECIMIENTO Y AMPLIACIÓN DE LA ATENCIÓN INTEGRAL A LOS CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS PÚBLICAS DE MANERA INTEGRAL A NIÑOS, NIÑAS, ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, ATLETAS DE ALTO RENDIMIENTO, PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE O MÁXIMA EXCLUSIÓN SOCIAL QUE PERMITAN EL MEJORAMIENTO DEL VIVIR BIEN EN LA POBLACIÓN DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA **META:** 56.500

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000034005 PROFUNDIZACIÓN PEDAGÓGICA DE LA GESTIÓN EDUCATIVA PARA LA FORMACIÓN DE NIÑOS, NIÑAS, ADOLESCENTES, DOCENTES, ADMINISTRATIVOS, OBREROS Y LA OPTIMIZACIÓN DE LA DOTACIÓN DE EQUIPOS, MOBILIARIOS Y MATERIALES NECESARIOS PARA EL DESARROLLO DE LA POLÍTICA EDUCATIVA

UNIDAD DE MEDIDA: PERSONA **META:** 36.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**20.000.000**	**0**	**0**	0	**20.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	150.000	0	0	0	150.000
402	01	01	00	Alimentos y bebidas para personas	0	150.000	0	0	0	150.000
402	03	00	00	Textiles y vestuarios	0	1.510.000	0	0	0	1.510.000
402	03	01	00	Textiles	0	1.150.000	0	0	0	1.150.000
402	03	02	00	Prendas de vestir	0	240.000	0	0	0	240.000
402	03	03	00	Calzados	0	120.000	0	0	0	120.000
402	05	00	00	Productos de papel, cartón e impresos	0	8.150.000	0	0	0	8.150.000
402	05	01	00	Pulpa de madera, papel y cartón	0	2.440.000	0	0	0	2.440.000
402	05	03	00	Productos de papel y cartón para oficina	0	4.400.000	0	0	0	4.400.000
402	05	04	00	Libros, revistas y periódicos	0	47.000	0	0	0	47.000
402	05	05	00	Material de enseñanza	0	1.200.000	0	0	0	1.200.000
402	05	06	00	Productos de papel y cartón para computación	0	33.000	0	0	0	33.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	0	20.000	0	0	0	20.000
402	05	99	00	Otros productos de pulpa, papel y cartón	0	10.000	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	0	255.000	0	0	0	255.000
402	06	03	00	Tintas, pinturas y colorantes	0	120.000	0	0	0	120.000
402	06	04	00	Productos farmacéuticos y medicamentos	0	80.000	0	0	0	80.000
402	06	08	00	Productos plásticos	0	55.000	0	0	0	55.000
402	08	00	00	Productos metálicos	0	265.000	0	0	0	265.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	255.000	0	0	0	255.000
402	08	07	00	Material de señalamiento	0	10.000	0	0	0	10.000
402	09	00	00	Productos de madera	0	15.000	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000034000 FORTALECIMIENTO Y AMPLIACIÓN DE LA ATENCIÓN INTEGRAL A LOS CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS PÚBLICAS DE MANERA INTEGRAL A NIÑOS, NIÑAS, ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, ATLETAS DE ALTO RENDIMIENTO, PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE O MÁXIMA EXCLUSIÓN SOCIAL QUE PERMITAN EL MEJORAMIENTO DEL VIVIR BIEN EN LA POBLACIÓN DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA **META:** 56.500

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000034005 PROFUNDIZACIÓN PEDAGÓGICA DE LA GESTIÓN EDUCATIVA PARA LA FORMACIÓN DE NIÑOS, NIÑAS, ADOLESCENTES, DOCENTES, ADMINISTRATIVOS, OBREROS Y LA OPTIMIZACIÓN DE LA DOTACIÓN DE EQUIPOS, MOBILIARIOS Y MATERIALES NECESARIOS PARA EL DESARROLLO DE LA POLÍTICA EDUCATIVA

UNIDAD DE MEDIDA: PERSONA **META:** 36.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	09	01	00	Productos primarios de madera	0	10.000	0	0	0	10.000
402	09	99	00	Otros productos de madera	0	5.000	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	0	9.185.000	0	0	0	9.185.000
402	10	01	00	Artículos de deporte, recreación y juguetes	0	1.650.000	0	0	0	1.650.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	1.100.000	0	0	0	1.100.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	120.000	0	0	0	120.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	4.800.000	0	0	0	4.800.000
402	10	06	00	Condecoraciones, ofrendas y similares	0	15.000	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	0	800.000	0	0	0	800.000
402	10	11	00	Materiales eléctricos	0	300.000	0	0	0	300.000
402	10	99	00	Otros productos y útiles diversos	0	400.000	0	0	0	400.000
402	99	00	00	Otros materiales y suministros	0	470.000	0	0	0	470.000
402	99	01	00	Otros materiales y suministros	0	470.000	0	0	0	470.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**7.000.000**	**0**	**0**	0	**7.000.000**
403	06	00	00	Servicios de transporte y almacenaje	0	100.000	0	0	0	100.000
403	06	01	00	Fletes y embalajes	0	100.000	0	0	0	100.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	1.608.572	0	0	0	1.608.572
403	07	02	00	Imprenta y reproducción	0	75.000	0	0	0	75.000
403	07	03	00	Relaciones sociales	0	1.533.572	0	0	0	1.533.572
403	10	00	00	Servicios profesionales y técnicos	0	20.000	0	0	0	20.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	20.000	0	0	0	20.000
403	18	00	00	Impuestos indirectos	0	4.821.428	0	0	0	4.821.428
403	18	01	00	Impuesto al valor agregado	0	4.821.428	0	0	0	4.821.428

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS E5000 - 22

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000034000 FORTALECIMIENTO Y AMPLIACIÓN DE LA ATENCIÓN INTEGRAL A LOS CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS PÚBLICAS DE MANERA INTEGRAL A NIÑOS, NIÑAS, ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, ATLETAS DE ALTO RENDIMIENTO, PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE O MÁXIMA EXCLUSIÓN SOCIAL QUE PERMITAN EL MEJORAMIENTO DEL VIVIR BIEN EN LA POBLACIÓN DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA **META:** 56.500

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: E50000034005 PROFUNDIZACIÓN PEDAGÓGICA DE LA GESTIÓN EDUCATIVA PARA LA FORMACIÓN DE NIÑOS, NIÑAS, ADOLESCENTES, DOCENTES, ADMINISTRATIVOS, OBREROS Y LA OPTIMIZACIÓN DE LA DOTACIÓN DE EQUIPOS, MOBILIARIOS Y MATERIALES NECESARIOS PARA EL DESARROLLO DE LA POLÍTICA EDUCATIVA

UNIDAD DE MEDIDA: PERSONA **META:** 36.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	99	00	00	Otros servicios no personales	0	450.000	0	0	0	450.000
403	99	01	00	Otros servicios no personales	0	450.000	0	0	0	450.000
404	**00**	**00**	**00**	**Activos reales**	**0**	**18.000.000**	**0**	**0**	0	**18.000.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	105.000	0	0	0	105.000
404	05	01	00	Equipos de telecomunicaciones	0	105.000	0	0	0	105.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	1.295.000	0	0	0	1.295.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	1.295.000	0	0	0	1.295.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	4.520.000	0	0	0	4.520.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	2.300.000	0	0	0	2.300.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	0	200.000	0	0	0	200.000
404	07	06	00	Instrumentos musicales y equipos de audio	0	1.970.000	0	0	0	1.970.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	0	50.000	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	11.860.000	0	0	0	11.860.000
404	09	01	00	Mobiliario y equipos de oficina	0	6.300.000	0	0	0	6.300.000
404	09	02	00	Equipos de computación	0	2.500.000	0	0	0	2.500.000
404	09	03	00	Mobiliario y equipos de alojamiento	0	3.060.000	0	0	0	3.060.000
404	99	00	00	Otros activos reales	0	220.000	0	0	0	220.000
404	99	01	00	Otros activos reales	0	220.000	0	0	0	220.000
				Totales	**0**	**45.000.000**	**0**	**0**	0	**45.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000034000 FORTALECIMIENTO Y AMPLIACIÓN DE LA ATENCIÓN INTEGRAL A LOS CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS PÚBLICAS DE MANERA INTEGRAL A NIÑOS, NIÑAS, ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, ATLETAS DE ALTO RENDIMIENTO, PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE O MÁXIMA EXCLUSIÓN SOCIAL QUE PERMITAN EL MEJORAMIENTO DEL VIVIR BIEN EN LA POBLACIÓN DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA **META:** 56.500

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** **2013**

ACCIÓN ESPECÍFICA: E50000034006 APOYO INTEGRAL DIRIGIDO A LAS Y LOS ATLETAS DEL DISTRITO CAPITAL PARA LA ORGANIZACIÓN Y/O PARTICIPACIÓN DE LAS DIFERENTES DISCIPLINAS DEPORTIVAS EN EL CALENDARIO DEPORTIVO NACIONAL, A TRAVÉS DEL CONTROL MÉDICO DEL ENTRENAMIENTO DEPORTIVO Y EL PROCESO TÉCNICO METODOLÓGICO PARA LA PREPARACIÓN DE LA RESERVA DEPORTIVA

UNIDAD DE MEDIDA: PERSONA **META:** 9.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**12.000.000**	**0**	**0**	0	**12.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	252.000	0	0	0	252.000
402	01	01	00	Alimentos y bebidas para personas	0	252.000	0	0	0	252.000
402	03	00	00	Textiles y vestuarios	0	4.060.000	0	0	0	4.060.000
402	03	01	00	Textiles	0	1.300.000	0	0	0	1.300.000
402	03	02	00	Prendas de vestir	0	1.400.000	0	0	0	1.400.000
402	03	03	00	Calzados	0	1.360.000	0	0	0	1.360.000
402	06	00	00	Productos químicos y derivados	0	695.000	0	0	0	695.000
402	06	04	00	Productos farmacéuticos y medicamentos	0	695.000	0	0	0	695.000
402	10	00	00	Productos varios y útiles diversos	0	6.988.000	0	0	0	6.988.000
402	10	01	00	Artículos de deporte, recreación y juguetes	0	6.915.000	0	0	0	6.915.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	62.000	0	0	0	62.000
402	10	06	00	Condecoraciones, ofrendas y similares	0	6.000	0	0	0	6.000
402	10	99	00	Otros productos y útiles diversos	0	5.000	0	0	0	5.000
402	99	00	00	Otros materiales y suministros	0	5.000	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	0	5.000	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**12.000.000**	**0**	**0**	0	**12.000.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	3.180.714	0	0	0	3.180.714
403	07	02	00	Imprenta y reproducción	0	230.000	0	0	0	230.000
403	07	03	00	Relaciones sociales	0	2.950.714	0	0	0	2.950.714
403	09	00	00	Viáticos y pasajes	0	1.430.000	0	0	0	1.430.000
403	09	01	00	Viáticos y pasajes dentro del país	0	1.300.000	0	0	0	1.300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000034000 FORTALECIMIENTO Y AMPLIACIÓN DE LA ATENCIÓN INTEGRAL A LOS CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS PÚBLICAS DE MANERA INTEGRAL A NIÑOS, NIÑAS, ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, ATLETAS DE ALTO RENDIMIENTO, PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE O MÁXIMA EXCLUSIÓN SOCIAL QUE PERMITAN EL MEJORAMIENTO DEL VIVIR BIEN EN LA POBLACIÓN DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA **META:** 56.500

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000034006 APOYO INTEGRAL DIRIGIDO A LAS Y LOS ATLETAS DEL DISTRITO CAPITAL PARA LA ORGANIZACIÓN Y/O PARTICIPACIÓN DE LAS DIFERENTES DISCIPLINAS DEPORTIVAS EN EL CALENDARIO DEPORTIVO NACIONAL, A TRAVÉS DEL CONTROL MÉDICO DEL ENTRENAMIENTO DEPORTIVO Y EL PROCESO TÉCNICO METODOLÓGICO PARA LA PREPARACIÓN DE LA RESERVA DEPORTIVA

UNIDAD DE MEDIDA: PERSONA **META:** 9.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	0	130.000	0	0	0	130.000
403	10	00	00	Servicios profesionales y técnicos	0	2.065.000	0	0	0	2.065.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	0	310.000	0	0	0	310.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	280.000	0	0	0	280.000
403	10	11	00	Servicios para la elaboración y suministro de comida	0	600.000	0	0	0	600.000
403	10	99	00	Otros servicios profesionales y técnicos	0	875.000	0	0	0	875.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	100.000	0	0	0	100.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	0	100.000	0	0	0	100.000
403	18	00	00	Impuestos indirectos	0	3.214.286	0	0	0	3.214.286
403	18	01	00	Impuesto al valor agregado	0	3.214.286	0	0	0	3.214.286
403	99	00	00	Otros servicios no personales	0	2.010.000	0	0	0	2.010.000
403	99	01	00	Otros servicios no personales	0	2.010.000	0	0	0	2.010.000
404	**00**	**00**	**00**	**Activos reales**	**0**	**6.000.000**	**0**	**0**	0	**6.000.000**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	1.750.286	0	0	0	1.750.286
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	1.750.286	0	0	0	1.750.286
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	570.000	0	0	0	570.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	570.000	0	0	0	570.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	3.679.714	0	0	0	3.679.714
404	09	01	00	Mobiliario y equipos de oficina	0	1.900.000	0	0	0	1.900.000
404	09	02	00	Equipos de computación	0	639.714	0	0	0	639.714
404	09	03	00	Mobiliario y equipos de alojamiento	0	1.140.000	0	0	0	1.140.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**30.000.000**	**0**	**0**	0	**30.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000034000 FORTALECIMIENTO Y AMPLIACIÓN DE LA ATENCIÓN INTEGRAL A LOS CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS PÚBLICAS DE MANERA INTEGRAL A NIÑOS, NIÑAS, ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, ATLETAS DE ALTO RENDIMIENTO, PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE O MÁXIMA EXCLUSIÓN SOCIAL QUE PERMITAN EL MEJORAMIENTO DEL VIVIR BIEN EN LA POBLACIÓN DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA **META:** 56.500

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000034006 APOYO INTEGRAL DIRIGIDO A LAS Y LOS ATLETAS DEL DISTRITO CAPITAL PARA LA ORGANIZACIÓN Y/O PARTICIPACIÓN DE LAS DIFERENTES DISCIPLINAS DEPORTIVAS EN EL CALENDARIO DEPORTIVO NACIONAL, A TRAVÉS DEL CONTROL MÉDICO DEL ENTRENAMIENTO DEPORTIVO Y EL PROCESO TÉCNICO METODOLÓGICO PARA LA PREPARACIÓN DE LA RESERVA DEPORTIVA

UNIDAD DE MEDIDA: PERSONA **META:** 9.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	01	00	00	Transferencias y donaciones corrientes internas	0	30.000.000	0	0	0	30.000.000
407	01	01	00	Transferencias corrientes internas al sector privado	0	8.840.000	0	0	0	8.840.000
407	01	01	07	Otras becas	0	8.840.000	0	0	0	8.840.000
407	01	02	00	Donaciones corrientes internas al sector privado	0	21.160.000	0	0	0	21.160.000
407	01	02	01	Donaciones corrientes a personas	0	21.160.000	0	0	0	21.160.000
				Totales	**0**	**60.000.000**	**0**	**0**	0	**60.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000034000 FORTALECIMIENTO Y AMPLIACIÓN DE LA ATENCIÓN INTEGRAL A LOS CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS PÚBLICAS DE MANERA INTEGRAL A NIÑOS, NIÑAS, ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, ATLETAS DE ALTO RENDIMIENTO, PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE O MÁXIMA EXCLUSIÓN SOCIAL QUE PERMITAN EL MEJORAMIENTO DEL VIVIR BIEN EN LA POBLACIÓN DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA **META:** 56.500

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000034007 ATENCIÓN SOCIO-ECONÓMICA, PROTECCIÓN, RESGUARDO, FORMACIÓN SOCIO EDUCATIVA A CIUDADANOS Y CIUDADANAS EN SITUACIÓN DE CALLE, VULNERABILIDAD, CON ALGÚN TIPO DE DISCAPACIDAD O MÁXIMA EXCLUSIÓN SOCIAL, COMO BASE FUNDAMENTAL DE LAS POLÍTICAS DE INCLUSIÓN Y PROFUNDIZACIÓN DEL SOCIALISMO

UNIDAD DE MEDIDA: PERSONA **META:** 7.500

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**6.000.000**	**0**	**0**	0	**6.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	370.000	0	0	0	370.000
402	01	01	00	Alimentos y bebidas para personas	0	370.000	0	0	0	370.000
402	03	00	00	Textiles y vestuarios	0	2.270.000	0	0	0	2.270.000
402	03	01	00	Textiles	0	750.000	0	0	0	750.000
402	03	02	00	Prendas de vestir	0	1.110.000	0	0	0	1.110.000
402	03	03	00	Calzados	0	410.000	0	0	0	410.000
402	06	00	00	Productos químicos y derivados	0	2.260.000	0	0	0	2.260.000
402	06	04	00	Productos farmacéuticos y medicamentos	0	2.100.000	0	0	0	2.100.000
402	06	05	00	Productos de tocador	0	120.000	0	0	0	120.000
402	06	08	00	Productos plásticos	0	40.000	0	0	0	40.000
402	08	00	00	Productos metálicos	0	50.000	0	0	0	50.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	50.000	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	0	430.000	0	0	0	430.000
402	10	99	00	Otros productos y útiles diversos	0	430.000	0	0	0	430.000
402	99	00	00	Otros materiales y suministros	0	620.000	0	0	0	620.000
402	99	01	00	Otros materiales y suministros	0	620.000	0	0	0	620.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**7.000.000**	**0**	**0**	0	**7.000.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	3.278.572	0	0	0	3.278.572
403	07	02	00	Imprenta y reproducción	0	450.000	0	0	0	450.000
403	07	03	00	Relaciones sociales	0	2.828.572	0	0	0	2.828.572
403	10	00	00	Servicios profesionales y técnicos	0	500.000	0	0	0	500.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	200.000	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000034000 FORTALECIMIENTO Y AMPLIACIÓN DE LA ATENCIÓN INTEGRAL A LOS CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS PÚBLICAS DE MANERA INTEGRAL A NIÑOS, NIÑAS, ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, ATLETAS DE ALTO RENDIMIENTO, PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE O MÁXIMA EXCLUSIÓN SOCIAL QUE PERMITAN EL MEJORAMIENTO DEL VIVIR BIEN EN LA POBLACIÓN DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA **META:** 56.500

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000034007 ATENCIÓN SOCIO-ECONÓMICA, PROTECCIÓN, RESGUARDO, FORMACIÓN SOCIO EDUCATIVA A CIUDADANOS Y CIUDADANAS EN SITUACIÓN DE CALLE, VULNERABILIDAD, CON ALGÚN TIPO DE DISCAPACIDAD O MÁXIMA EXCLUSIÓN SOCIAL, COMO BASE FUNDAMENTAL DE LAS POLÍTICAS DE INCLUSIÓN Y PROFUNDIZACIÓN DEL SOCIALISMO

UNIDAD DE MEDIDA: PERSONA **META:** 7.500

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	10	10	00	Servicios de vigilancia	0	300.000	0	0	0	300.000
403	18	00	00	Impuestos indirectos	0	1.821.428	0	0	0	1.821.428
403	18	01	00	Impuesto al valor agregado	0	1.821.428	0	0	0	1.821.428
403	99	00	00	Otros servicios no personales	0	1.400.000	0	0	0	1.400.000
403	99	01	00	Otros servicios no personales	0	1.400.000	0	0	0	1.400.000
404	**00**	**00**	**00**	**Activos reales**	**0**	**4.000.000**	**0**	**0**	0	**4.000.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	4.000.000	0	0	0	4.000.000
404	09	01	00	Mobiliario y equipos de oficina	0	2.058.000	0	0	0	2.058.000
404	09	02	00	Equipos de computación	0	140.000	0	0	0	140.000
404	09	03	00	Mobiliario y equipos de alojamiento	0	1.630.000	0	0	0	1.630.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	0	172.000	0	0	0	172.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**28.000.000**	**0**	**0**	0	**28.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	0	28.000.000	0	0	0	28.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	0	28.000.000	0	0	0	28.000.000
407	01	02	01	Donaciones corrientes a personas	0	28.000.000	0	0	0	28.000.000
				Totales	**0**	**45.000.000**	**0**	**0**	0	**45.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000034000 FORTALECIMIENTO Y AMPLIACIÓN DE LA ATENCIÓN INTEGRAL A LOS CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS PÚBLICAS DE MANERA INTEGRAL A NIÑOS, NIÑAS, ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, ATLETAS DE ALTO RENDIMIENTO, PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE O MÁXIMA EXCLUSIÓN SOCIAL QUE PERMITAN EL MEJORAMIENTO DEL VIVIR BIEN EN LA POBLACIÓN DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA **META:** 56.500

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000034008 FORMACIÓN INTEGRAL EN MATERIA DE ATENCIÓN Y PROTECCIÓN A LOS NIÑOS, NIÑAS, ADOLESCENTES, JÓVENES, ADULTAS Y ADULTOS MAYORES, PARA EL BUEN VIVIR EN REVOLUCIÓN QUE PROMUEVAN LA INCLUSIÓN SOCIAL, LA PARTICIPACIÓN, ORGANIZACIÓN, MOVILIZACIÓN Y RESCATE DEL ACERVO SOCIO-CULTURAL, CON EL PODER POPULAR Y MEJORAR LA CALIDAD DE VIDA DE LOS CIUDADANOS Y CIUDADANAS

UNIDAD DE MEDIDA: PERSONA **META:** 4.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**12.000.000**	**0**	**0**	0	**12.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	354.015	0	0	0	354.015
402	01	01	00	Alimentos y bebidas para personas	0	354.015	0	0	0	354.015
402	03	00	00	Textiles y vestuarios	0	2.729.429	0	0	0	2.729.429
402	03	01	00	Textiles	0	750.000	0	0	0	750.000
402	03	02	00	Prendas de vestir	0	1.400.000	0	0	0	1.400.000
402	03	03	00	Calzados	0	579.429	0	0	0	579.429
402	05	00	00	Productos de papel, cartón e impresos	0	332.000	0	0	0	332.000
402	05	01	00	Pulpa de madera, papel y cartón	0	270.000	0	0	0	270.000
402	05	02	00	Envases y cajas de papel y cartón	0	16.000	0	0	0	16.000
402	05	03	00	Productos de papel y cartón para oficina	0	40.000	0	0	0	40.000
402	05	99	00	Otros productos de pulpa, papel y cartón	0	6.000	0	0	0	6.000
402	06	00	00	Productos químicos y derivados	0	3.685.571	0	0	0	3.685.571
402	06	02	00	Abonos, plaguicidas y otros	0	40.000	0	0	0	40.000
402	06	03	00	Tintas, pinturas y colorantes	0	220.000	0	0	0	220.000
402	06	04	00	Productos farmacéuticos y medicamentos	0	2.750.571	0	0	0	2.750.571
402	06	05	00	Productos de tocador	0	480.000	0	0	0	480.000
402	06	08	00	Productos plásticos	0	195.000	0	0	0	195.000
402	07	00	00	Productos minerales no metálicos	0	12.000	0	0	0	12.000
402	07	02	00	Vidrios y productos de vidrio	0	2.000	0	0	0	2.000
402	07	03	00	Productos de arcilla para construcción	0	10.000	0	0	0	10.000
402	08	00	00	Productos metálicos	0	66.000	0	0	0	66.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000034000 FORTALECIMIENTO Y AMPLIACIÓN DE LA ATENCIÓN INTEGRAL A LOS CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS PÚBLICAS DE MANERA INTEGRAL A NIÑOS, NIÑAS, ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, ATLETAS DE ALTO RENDIMIENTO, PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE O MÁXIMA EXCLUSIÓN SOCIAL QUE PERMITAN EL MEJORAMIENTO DEL VIVIR BIEN EN LA POBLACIÓN DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA **META:** 56.500

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000034008 FORMACIÓN INTEGRAL EN MATERIA DE ATENCIÓN Y PROTECCIÓN A LOS NIÑOS, NIÑAS, ADOLESCENTES. JÓVENES, ADULTAS Y ADULTOS MAYORES, PARA EL BUEN VIVIR EN REVOLUCIÓN QUE PROMUEVAN LA INCLUSIÓN SOCIAL, LA PARTICIPACIÓN, ORGANIZACIÓN, MOVILIZACIÓN Y RESCATE DEL ACERVO SOCIO-CULTURAL, CON EL PODER POPULAR Y MEJORAR LA CALIDAD DE VIDA DE LOS CIUDADANOS Y CIUDADANAS

UNIDAD DE MEDIDA: PERSONA **META:** 4.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	66.000	0	0	0	66.000
402	09	00	00	Productos de madera	0	30.000	0	0	0	30.000
402	09	01	00	Productos primarios de madera	0	30.000	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	0	3.445.000	0	0	0	3.445.000
402	10	01	00	Artículos de deporte, recreación y juguetes	0	40.000	0	0	0	40.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	1.400.000	0	0	0	1.400.000
402	10	03	00	Utensilios de cocina y comedor	0	460.000	0	0	0	460.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	700.000	0	0	0	700.000
402	10	11	00	Materiales eléctricos	0	45.000	0	0	0	45.000
402	10	99	00	Otros productos y útiles diversos	0	800.000	0	0	0	800.000
402	99	00	00	Otros materiales y suministros	0	1.345.985	0	0	0	1.345.985
402	99	01	00	Otros materiales y suministros	0	1.345.985	0	0	0	1.345.985
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**4.000.000**	**0**	**0**	0	**4.000.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	1.401.429	0	0	0	1.401.429
403	07	02	00	Imprenta y reproducción	0	120.000	0	0	0	120.000
403	07	03	00	Relaciones sociales	0	1.281.429	0	0	0	1.281.429
403	10	00	00	Servicios profesionales y técnicos	0	220.000	0	0	0	220.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	220.000	0	0	0	220.000
403	18	00	00	Impuestos indirectos	0	1.928.571	0	0	0	1.928.571
403	18	01	00	Impuesto al valor agregado	0	1.928.571	0	0	0	1.928.571
403	99	00	00	Otros servicios no personales	0	450.000	0	0	0	450.000
403	99	01	00	Otros servicios no personales	0	450.000	0	0	0	450.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000034000 FORTALECIMIENTO Y AMPLIACIÓN DE LA ATENCIÓN INTEGRAL A LOS CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS PÚBLICAS DE MANERA INTEGRAL A NIÑOS, NIÑAS, ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, ATLETAS DE ALTO RENDIMIENTO, PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE O MÁXIMA EXCLUSIÓN SOCIAL QUE PERMITAN EL MEJORAMIENTO DEL VIVIR BIEN EN LA POBLACIÓN DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA **META:** 56.500

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000034008 FORMACIÓN INTEGRAL EN MATERIA DE ATENCIÓN Y PROTECCIÓN A LOS NIÑOS, NIÑAS, ADOLESCENTES. JÓVENES, ADULTAS Y ADULTOS MAYORES, PARA EL BUEN VIVIR EN REVOLUCIÓN QUE PROMUEVAN LA INCLUSIÓN SOCIAL, LA PARTICIPACIÓN, ORGANIZACIÓN, MOVILIZACIÓN Y RESCATE DEL ACERVO SOCIO-CULTURAL, CON EL PODER POPULAR Y MEJORAR LA CALIDAD DE VIDA DE LOS CIUDADANOS Y CIUDADANAS

UNIDAD DE MEDIDA: PERSONA **META:** 4.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Recursos Ordinarios Situado Constitucional	Recursos Ordinarios Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**0**	**2.000.000**	**0**	**0**	0	**2.000.000**
404	04	00	00	Equipos de transporte, tracción y elevación	0	290.000	0	0	0	290.000
404	04	05	00	Vehículos de tracción no motorizados	0	290.000	0	0	0	290.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	800.000	0	0	0	800.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	800.000	0	0	0	800.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	910.000	0	0	0	910.000
404	09	01	00	Mobiliario y equipos de oficina	0	600.000	0	0	0	600.000
404	09	03	00	Mobiliario y equipos de alojamiento	0	310.000	0	0	0	310.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**3.846.843**	**0**	**0**	0	**3.846.843**
407	01	00	00	Transferencias y donaciones corrientes internas	0	2.000.000	0	0	0	2.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	0	2.000.000	0	0	0	2.000.000
407	01	02	01	Donaciones corrientes a personas	0	2.000.000	0	0	0	2.000.000
407	03	00	00	Transferencias y donaciones de capital internas	0	1.846.843	0	0	0	1.846.843
407	03	04	00	Donaciones de capital internas al sector público	0	1.846.843	0	0	0	1.846.843
407	03	04	01	Donaciones de capital a la República	0	1.846.843	0	0	0	1.846.843
				Totales	**0**	**21.846.843**	**0**	**0**	0	**21.846.843**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000035000 DESARROLLO DE POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: DESARROLLAR POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA

UNIDAD DE MEDIDA: PROGRAMA **META:** 4

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios – Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios – Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**4.800.000**	**0**	**0**	**0**	**4.800.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	4.800.000	0	0	0	4.800.000
401	01	18	00	Remuneraciones al personal contratado	0	4.800.000	0	0	0	4.800.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**2.400.000**	**0**	**0**	**0**	**2.400.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	170.000	0	0	0	170.000
402	01	01	00	Alimentos y bebidas para personas	0	170.000	0	0	0	170.000
402	03	00	00	Textiles y vestuarios	0	210.000	0	0	0	210.000
402	03	01	00	Textiles	0	210.000	0	0	0	210.000
402	05	00	00	Productos de papel, cartón e impresos	0	435.000	0	0	0	435.000
402	05	03	00	Productos de papel y cartón para oficina	0	165.000	0	0	0	165.000
402	05	04	00	Libros, revistas y periódicos	0	50.000	0	0	0	50.000
402	05	06	00	Productos de papel y cartón para computación	0	110.000	0	0	0	110.000
402	05	99	00	Otros productos de pulpa, papel y cartón	0	110.000	0	0	0	110.000
402	06	00	00	Productos químicos y derivados	0	306.000	0	0	0	306.000
402	06	03	00	Tintas, pinturas y colorantes	0	180.000	0	0	0	180.000
402	06	06	00	Combustibles y lubricantes	0	21.000	0	0	0	21.000
402	06	08	00	Productos plásticos	0	105.000	0	0	0	105.000
402	09	00	00	Productos de madera	0	93.000	0	0	0	93.000
402	09	01	00	Productos primarios de madera	0	93.000	0	0	0	93.000
402	10	00	00	Productos varios y útiles diversos	0	670.000	0	0	0	670.000
402	10	01	00	Artículos de deporte, recreación y juguetes	0	240.000	0	0	0	240.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	180.000	0	0	0	180.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	150.000	0	0	0	150.000
402	10	08	00	Materiales para equipos de computación	0	100.000	0	0	0	100.000
402	11	00	00	Bienes para la venta	0	115.000	0	0	0	115.000
402	11	01	00	Productos y artículos para la venta	0	115.000	0	0	0	115.000
402	99	00	00	Otros materiales y suministros	0	401.000	0	0	0	401.000
402	99	01	00	Otros materiales y suministros	0	401.000	0	0	0	401.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000035000 DESARROLLO DE POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: DESARROLLAR POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA

UNIDAD DE MEDIDA: PROGRAMA

META: 4

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**4.800.000**	**0**	**0**	**0**	**4.800.000**
403	02	00	00	Alquileres de maquinaria y equipos	0	135.000	0	0	0	135.000
403	02	99	00	Alquileres de otras maquinaria y equipos	0	135.000	0	0	0	135.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	3.116.000	0	0	0	3.116.000
403	07	01	00	Publicidad y propaganda	0	1.050.000	0	0	0	1.050.000
403	07	02	00	Imprenta y reproducción	0	1.050.000	0	0	0	1.050.000
403	07	03	00	Relaciones sociales	0	1.016.000	0	0	0	1.016.000
403	10	00	00	Servicios profesionales y técnicos	0	200.000	0	0	0	200.000
403	10	99	00	Otros servicios profesionales y técnicos	0	200.000	0	0	0	200.000
403	18	00	00	Impuestos indirectos	0	1.248.000	0	0	0	1.248.000
403	18	01	00	Impuesto al valor agregado	0	1.248.000	0	0	0	1.248.000
403	99	00	00	Otros servicios no personales	0	101.000	0	0	0	101.000
403	99	01	00	Otros servicios no personales	0	101.000	0	0	0	101.000
				Totales	**0**	**12.000.000**	**0**	**0**	**0**	**12.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E500000035000 DESARROLLO DE POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: DESARROLLAR POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA

UNIDAD DE MEDIDA: PROGRAMA

META: 4

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS E5000 - 34

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000035000 DESARROLLO DE POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: DESARROLLAR POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA

UNIDAD DE MEDIDA: PROGRAMA **META:** 4

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000035001 EJECUCIÓN DE ACTIVIDADES Y PRODUCTOS COMUNICACIONALES PARA LA CONSTRUCCIÓN COLECTIVA Y POPULAR DE SABERES; Y LA PROMOCIÓN Y DIFUSIÓN DE LA GESTIÓN EN IDENTIDAD CARAQUEÑA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 6

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**1.440.000**	**0**	**0**	0	**1.440.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	1.440.000	0	0	0	1.440.000
401	01	18	00	Remuneraciones al personal contratado	0	1.440.000	0	0	0	1.440.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**720.000**	**0**	**0**	0	**720.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	60.000	0	0	0	60.000
402	01	01	00	Alimentos y bebidas para personas	0	60.000	0	0	0	60.000
402	03	00	00	Textiles y vestuarios	0	50.000	0	0	0	50.000
402	03	01	00	Textiles	0	50.000	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	0	100.000	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	0	50.000	0	0	0	50.000
402	05	04	00	Libros, revistas y periódicos	0	10.000	0	0	0	10.000
402	05	99	00	Otros productos de pulpa, papel y cartón	0	40.000	0	0	0	40.000
402	06	00	00	Productos químicos y derivados	0	85.000	0	0	0	85.000
402	06	03	00	Tintas, pinturas y colorantes	0	40.000	0	0	0	40.000
402	06	06	00	Combustibles y lubricantes	0	15.000	0	0	0	15.000
402	06	08	00	Productos plásticos	0	30.000	0	0	0	30.000
402	09	00	00	Productos de madera	0	60.000	0	0	0	60.000
402	09	01	00	Productos primarios de madera	0	60.000	0	0	0	60.000
402	10	00	00	Productos varios y útiles diversos	0	240.000	0	0	0	240.000
402	10	01	00	Artículos de deporte, recreación y juguetes	0	80.000	0	0	0	80.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	60.000	0	0	0	60.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	75.000	0	0	0	75.000
402	10	08	00	Materiales para equipos de computación	0	25.000	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000035000 DESARROLLO DE POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: DESARROLLAR POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA

UNIDAD DE MEDIDA: PROGRAMA **META:** 4

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000035001 EJECUCIÓN DE ACTIVIDADES Y PRODUCTOS COMUNICACIONALES PARA LA CONSTRUCCIÓN COLECTIVA Y POPULAR DE SABERES; Y LA PROMOCIÓN Y DIFUSIÓN DE LA GESTIÓN EN IDENTIDAD CARAQUEÑA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 6

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	11	00	00	Bienes para la venta	0	75.000	0	0	0	75.000
402	11	01	00	Productos y artículos para la venta	0	75.000	0	0	0	75.000
402	99	00	00	Otros materiales y suministros	0	50.000	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	0	50.000	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**1.440.000**	**0**	**0**	0	**1.440.000**
403	02	00	00	Alquileres de maquinaria y equipos	0	60.000	0	0	0	60.000
403	02	99	00	Alquileres de otras maquinaria y equipos	0	60.000	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	920.600	0	0	0	920.600
403	07	01	00	Publicidad y propaganda	0	350.000	0	0	0	350.000
403	07	02	00	Imprenta y reproducción	0	350.000	0	0	0	350.000
403	07	03	00	Relaciones sociales	0	220.600	0	0	0	220.600
403	10	00	00	Servicios profesionales y técnicos	0	80.000	0	0	0	80.000
403	10	99	00	Otros servicios profesionales y técnicos	0	80.000	0	0	0	80.000
403	18	00	00	Impuestos indirectos	0	374.400	0	0	0	374.400
403	18	01	00	Impuesto al valor agregado	0	374.400	0	0	0	374.400
403	99	00	00	Otros servicios no personales	0	5.000	0	0	0	5.000
403	99	01	00	Otros servicios no personales	0	5.000	0	0	0	5.000
				Totales	**0**	**3.600.000**	**0**	**0**	0	**3.600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E500000035000 DESARROLLO DE POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: DESARROLLAR POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA

UNIDAD DE MEDIDA: PROGRAMA **META:** 4

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E500000035002 REALIZACIÓN DE ESTUDIOS, INVESTIGACIONES E INTERCAMBIOS Y ELABORACIÓN DE PROGRAMACIONES PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA

UNIDAD DE MEDIDA: PROGRAMA **META:** 4

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**960.000**	**0**	**0**	0	**960.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	960.000	0	0	0	960.000
401	01	18	00	Remuneraciones al personal contratado	0	960.000	0	0	0	960.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**480.000**	**0**	**0**	0	**480.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	20.000	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	0	20.000	0	0	0	20.000
402	03	00	00	Textiles y vestuarios	0	40.000	0	0	0	40.000
402	03	01	00	Textiles	0	40.000	0	0	0	40.000
402	05	00	00	Productos de papel, cartón e impresos	0	115.000	0	0	0	115.000
402	05	03	00	Productos de papel y cartón para oficina	0	35.000	0	0	0	35.000
402	05	04	00	Libros, revistas y periódicos	0	20.000	0	0	0	20.000
402	05	06	00	Productos de papel y cartón para computación	0	50.000	0	0	0	50.000
402	05	99	00	Otros productos de pulpa, papel y cartón	0	10.000	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	0	41.000	0	0	0	41.000
402	06	03	00	Tintas, pinturas y colorantes	0	20.000	0	0	0	20.000
402	06	06	00	Combustibles y lubricantes	0	1.000	0	0	0	1.000
402	06	08	00	Productos plásticos	0	20.000	0	0	0	20.000
402	09	00	00	Productos de madera	0	33.000	0	0	0	33.000
402	09	01	00	Productos primarios de madera	0	33.000	0	0	0	33.000
402	10	00	00	Productos varios y útiles diversos	0	150.000	0	0	0	150.000
402	10	01	00	Artículos de deporte, recreación y juguetes	0	40.000	0	0	0	40.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	60.000	0	0	0	60.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	25.000	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000035000 DESARROLLO DE POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: DESARROLLAR POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA

UNIDAD DE MEDIDA: PROGRAMA **META:** 4

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000035002 REALIZACIÓN DE ESTUDIOS, INVESTIGACIONES E INTERCAMBIOS Y ELABORACIÓN DE PROGRAMACIONES PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA

UNIDAD DE MEDIDA: PROGRAMA **META:** 4

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	10	08	00	Materiales para equipos de computación	0	25.000	0	0	0	25.000
402	99	00	00	Otros materiales y suministros	0	81.000	0	0	0	81.000
402	99	01	00	Otros materiales y suministros	0	81.000	0	0	0	81.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**960.000**	**0**	**0**	0	**960.000**
403	02	00	00	Alquileres de maquinaria y equipos	0	15.000	0	0	0	15.000
403	02	99	00	Alquileres de otras maquinaria y equipos	0	15.000	0	0	0	15.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	595.400	0	0	0	595.400
403	07	01	00	Publicidad y propaganda	0	200.000	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	0	200.000	0	0	0	200.000
403	07	03	00	Relaciones sociales	0	195.400	0	0	0	195.400
403	10	00	00	Servicios profesionales y técnicos	0	40.000	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	0	40.000	0	0	0	40.000
403	18	00	00	Impuestos indirectos	0	249.600	0	0	0	249.600
403	18	01	00	Impuesto al valor agregado	0	249.600	0	0	0	249.600
403	99	00	00	Otros servicios no personales	0	60.000	0	0	0	60.000
403	99	01	00	Otros servicios no personales	0	60.000	0	0	0	60.000
				Totales	**0**	**2.400.000**	**0**	**0**	0	**2.400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E500000035000 DESARROLLO DE POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: DESARROLLAR POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA

UNIDAD DE MEDIDA: PROGRAMA **META:** 4

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000035003 EJECUCIÓN DE ACTIVIDADES CULTURALES Y TURÍSTICAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA EN EL DISTRITO CAPITAL

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 12

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**2.400.000**	**0**	**0**	0	**2.400.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	2.400.000	0	0	0	2.400.000
401	01	18	00	Remuneraciones al personal contratado	0	2.400.000	0	0	0	2.400.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**1.200.000**	**0**	**0**	0	**1.200.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	90.000	0	0	0	90.000
402	01	01	00	Alimentos y bebidas para personas	0	90.000	0	0	0	90.000
402	03	00	00	Textiles y vestuarios	0	120.000	0	0	0	120.000
402	03	01	00	Textiles	0	120.000	0	0	0	120.000
402	05	00	00	Productos de papel, cartón e impresos	0	220.000	0	0	0	220.000
402	05	03	00	Productos de papel y cartón para oficina	0	80.000	0	0	0	80.000
402	05	04	00	Libros, revistas y periódicos	0	20.000	0	0	0	20.000
402	05	06	00	Productos de papel y cartón para computación	0	60.000	0	0	0	60.000
402	05	99	00	Otros productos de pulpa, papel y cartón	0	60.000	0	0	0	60.000
402	06	00	00	Productos químicos y derivados	0	180.000	0	0	0	180.000
402	06	03	00	Tintas, pinturas y colorantes	0	120.000	0	0	0	120.000
402	06	06	00	Combustibles y lubricantes	0	5.000	0	0	0	5.000
402	06	08	00	Productos plásticos	0	55.000	0	0	0	55.000
402	10	00	00	Productos varios y útiles diversos	0	280.000	0	0	0	280.000
402	10	01	00	Artículos de deporte, recreación y juguetes	0	120.000	0	0	0	120.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	60.000	0	0	0	60.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	50.000	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	0	50.000	0	0	0	50.000
402	11	00	00	Bienes para la venta	0	40.000	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS E5000 - 39

ENTIDAD FEDERAL: DISTRITO CAPITAL **PROYECTO:** E50000035000 DESARROLLO DE POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: DESARROLLAR POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA

UNIDAD DE MEDIDA: PROGRAMA **META:** 4

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000035003 EJECUCIÓN DE ACTIVIDADES CULTURALES Y TURÍSTICAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA EN EL DISTRITO CAPITAL

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 12

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	11	01	00	Productos y artículos para la venta	0	40.000	0	0	0	40.000
402	99	00	00	Otros materiales y suministros	0	270.000	0	0	0	270.000
402	99	01	00	Otros materiales y suministros	0	270.000	0	0	0	270.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**2.400.000**	**0**	**0**	0	**2.400.000**
403	02	00	00	Alquileres de maquinaria y equipos	0	60.000	0	0	0	60.000
403	02	99	00	Alquileres de otras maquinaria y equipos	0	60.000	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	1.600.000	0	0	0	1.600.000
403	07	01	00	Publicidad y propaganda	0	500.000	0	0	0	500.000
403	07	02	00	Imprenta y reproducción	0	500.000	0	0	0	500.000
403	07	03	00	Relaciones sociales	0	600.000	0	0	0	600.000
403	10	00	00	Servicios profesionales y técnicos	0	80.000	0	0	0	80.000
403	10	99	00	Otros servicios profesionales y técnicos	0	80.000	0	0	0	80.000
403	18	00	00	Impuestos indirectos	0	624.000	0	0	0	624.000
403	18	01	00	Impuesto al valor agregado	0	624.000	0	0	0	624.000
403	99	00	00	Otros servicios no personales	0	36.000	0	0	0	36.000
403	99	01	00	Otros servicios no personales	0	36.000	0	0	0	36.000
				Totales	**0**	**6.000.000**	**0**	**0**	0	**6.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000036000 PLAN ESTRATÉGICO DE EVALUACIÓN Y SEGUIMIENTO DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: ESTABLECER UN PLAN ESTRATÉGICO PARA LA EVALUACIÓN Y SEGUIMIENTO DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: PROYECTO SUPERVISADO **META:** 16

RESPONSABLE/EJECUTOR: SECRETARÍA DE EVALUACIÓN Y SEGUIMIENTO DE GESTIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios – Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios – Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**329.335**	**0**	**0**	**0**	**329.335**
402	01	00	00	Productos alimenticios y agropecuarios	0	29.560	0	0	0	29.560
402	01	01	00	Alimentos y bebidas para personas	0	29.560	0	0	0	29.560
402	05	00	00	Productos de papel, cartón e impresos	0	22.475	0	0	0	22.475
402	05	01	00	Pulpa de madera, papel y cartón	0	2.225	0	0	0	2.225
402	05	03	00	Productos de papel y cartón para oficina	0	20.050	0	0	0	20.050
402	05	04	00	Libros, revistas y periódicos	0	200	0	0	0	200
402	06	00	00	Productos químicos y derivados	0	72.200	0	0	0	72.200
402	06	03	00	Tintas, pinturas y colorantes	0	72.000	0	0	0	72.000
402	06	05	00	Productos de tocador	0	100	0	0	0	100
402	06	08	00	Productos plásticos	0	100	0	0	0	100
402	08	00	00	Productos metálicos	0	100	0	0	0	100
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	100	0	0	0	100
402	10	00	00	Productos varios y útiles diversos	0	204.000	0	0	0	204.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	200	0	0	0	200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	800	0	0	0	800
402	10	08	00	Materiales para equipos de computación	0	202.800	0	0	0	202.800
402	10	11	00	Materiales eléctricos	0	200	0	0	0	200
402	99	00	00	Otros materiales y suministros	0	1.000	0	0	0	1.000
402	99	01	00	Otros materiales y suministros	0	1.000	0	0	0	1.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**596.184**	**0**	**0**	**0**	**596.184**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	32.000	0	0	0	32.000
403	07	02	00	Imprenta y reproducción	0	25.000	0	0	0	25.000
403	07	03	00	Relaciones sociales	0	7.000	0	0	0	7.000
403	10	00	00	Servicios profesionales y técnicos	0	468.784	0	0	0	468.784
403	10	99	00	Otros servicios profesionales y técnicos	0	468.784	0	0	0	468.784
403	18	00	00	Impuestos indirectos	0	95.000	0	0	0	95.000
403	18	01	00	Impuesto al valor agregado	0	95.000	0	0	0	95.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000036000 PLAN ESTRATÉGICO DE EVALUACIÓN Y SEGUIMIENTO DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: ESTABLECER UN PLAN ESTRATÉGICO PARA LA EVALUACIÓN Y SEGUIMIENTO DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: PROYECTO SUPERVISADO

META: 16

RESPONSABLE/EJECUTOR: SECRETARÍA DE EVALUACIÓN Y SEGUIMIENTO DE GESTIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	99	00	00	Otros servicios no personales	0	400	0	0	0	400
403	99	01	00	Otros servicios no personales	0	400	0	0	0	400
404	**00**	**00**	**00**	**Activos reales**	**0**	**137.200**	**0**	**0**	**0**	**137.200**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	0	70.000	0	0	0	70.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	0	70.000	0	0	0	70.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	17.200	0	0	0	17.200
404	05	01	00	Equipos de telecomunicaciones	0	17.200	0	0	0	17.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	50.000	0	0	0	50.000
404	09	01	00	Mobiliario y equipos de oficina	0	1.000	0	0	0	1.000
404	09	02	00	Equipos de computación	0	48.600	0	0	0	48.600
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	0	400	0	0	0	400
				Totales	**0**	**1.062.719**	**0**	**0**	**0**	**1.062.719**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS E5000 - 42

ENTIDAD FEDERAL: DISTRITO CAPITAL **PROYECTO:** E50000036000 PLAN ESTRATÉGICO DE EVALUACIÓN Y SEGUIMIENTO DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: ESTABLECER UN PLAN ESTRATÉGICO PARA LA EVALUACIÓN Y SEGUIMIENTO DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: PROYECTO SUPERVISADO **META:** 16

RESPONSABLE/EJECUTOR: SECRETARÍA DE EVALUACIÓN Y SEGUIMIENTO DE GESTIÓN **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000036000 PLAN ESTRATÉGICO DE EVALUACIÓN Y SEGUIMIENTO DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: ESTABLECER UN PLAN ESTRATÉGICO PARA LA EVALUACIÓN Y SEGUIMIENTO DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: PROYECTO SUPERVISADO **META:** 16

RESPONSABLE/EJECUTOR: SECRETARÍA DE EVALUACIÓN Y SEGUIMIENTO DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000036001 ESTANDARIZACIÓN Y SISTEMATIZACIÓN DE LA EVALUACIÓN DE GESTIÓN DE LOS PROYECTOS DEL GOBIERNO DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 16

RESPONSABLE/EJECUTOR: SECRETARÍA DE EVALUACIÓN Y SEGUIMIENTO DE GESTIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**151.280**	**0**	**0**	0	**151.280**
402	01	00	00	Productos alimenticios y agropecuarios	0	14.080	0	0	0	14.080
402	01	01	00	Alimentos y bebidas para personas	0	14.080	0	0	0	14.080
402	05	00	00	Productos de papel, cartón e impresos	0	10.800	0	0	0	10.800
402	05	01	00	Pulpa de madera, papel y cartón	0	725	0	0	0	725
402	05	03	00	Productos de papel y cartón para oficina	0	9.875	0	0	0	9.875
402	05	04	00	Libros, revistas y periódicos	0	200	0	0	0	200
402	06	00	00	Productos químicos y derivados	0	24.100	0	0	0	24.100
402	06	03	00	Tintas, pinturas y colorantes	0	24.000	0	0	0	24.000
402	06	05	00	Productos de tocador	0	100	0	0	0	100
402	10	00	00	Productos varios y útiles diversos	0	101.800	0	0	0	101.800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	400	0	0	0	400
402	10	08	00	Materiales para equipos de computación	0	101.400	0	0	0	101.400
402	99	00	00	Otros materiales y suministros	0	500	0	0	0	500
402	99	01	00	Otros materiales y suministros	0	500	0	0	0	500
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**48.700**	**0**	**0**	0	**48.700**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	28.500	0	0	0	28.500
403	07	02	00	Imprenta y reproducción	0	25.000	0	0	0	25.000
403	07	03	00	Relaciones sociales	0	3.500	0	0	0	3.500
403	18	00	00	Impuestos indirectos	0	20.000	0	0	0	20.000
403	18	01	00	Impuesto al valor agregado	0	20.000	0	0	0	20.000
403	99	00	00	Otros servicios no personales	0	200	0	0	0	200
403	99	01	00	Otros servicios no personales	0	200	0	0	0	200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL **PROYECTO:** E50000036000 PLAN ESTRATÉGICO DE EVALUACIÓN Y SEGUIMIENTO DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: ESTABLECER UN PLAN ESTRATÉGICO PARA LA EVALUACIÓN Y SEGUIMIENTO DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: PROYECTO SUPERVISADO **META:** 16

RESPONSABLE/EJECUTOR: SECRETARÍA DE EVALUACIÓN Y SEGUIMIENTO DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000036001 ESTANDARIZACIÓN Y SISTEMATIZACIÓN DE LA EVALUACIÓN DE GESTIÓN DE LOS PROYECTOS DEL GOBIERNO DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 16

RESPONSABLE/EJECUTOR: SECRETARÍA DE EVALUACIÓN Y SEGUIMIENTO DE GESTIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	**00**	**00**	**00**	**Activos reales**	**0**	**1.000**	**0**	**0**	0	**1.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	1.000	0	0	0	1.000
404	09	02	00	Equipos de computación	0	800	0	0	0	800
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	0	200	0	0	0	200
				Totales	**0**	**200.980**	**0**	**0**	0	**200.980**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000036000 PLAN ESTRATÉGICO DE EVALUACIÓN Y SEGUIMIENTO DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: ESTABLECER UN PLAN ESTRATÉGICO PARA LA EVALUACIÓN Y SEGUIMIENTO DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: PROYECTO SUPERVISADO **META:** 16

RESPONSABLE/EJECUTOR: SECRETARÍA DE EVALUACIÓN Y SEGUIMIENTO DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000036002 ESTABLECIMIENTO DE UNA RUTINA DE ACOMPAÑAMIENTO PARA LA RECOPILACIÓN DE LA INFORMACIÓN Y SEGUIMIENTO DE LA GESTIÓN

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 144

RESPONSABLE/EJECUTOR: SECRETARÍA DE EVALUACIÓN Y SEGUIMIENTO DE GESTIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**178.055**	**0**	**0**	0	**178.055**
402	01	00	00	Productos alimenticios y agropecuarios	0	15.480	0	0	0	15.480
402	01	01	00	Alimentos y bebidas para personas	0	15.480	0	0	0	15.480
402	05	00	00	Productos de papel, cartón e impresos	0	11.675	0	0	0	11.675
402	05	01	00	Pulpa de madera, papel y cartón	0	1.500	0	0	0	1.500
402	05	03	00	Productos de papel y cartón para oficina	0	10.175	0	0	0	10.175
402	06	00	00	Productos químicos y derivados	0	48.100	0	0	0	48.100
402	06	03	00	Tintas, pinturas y colorantes	0	48.000	0	0	0	48.000
402	06	08	00	Productos plásticos	0	100	0	0	0	100
402	08	00	00	Productos metálicos	0	100	0	0	0	100
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	100	0	0	0	100
402	10	00	00	Productos varios y útiles diversos	0	102.200	0	0	0	102.200
402	10	02	00	Materiales y útiles de limpieza y aseo	0	200	0	0	0	200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	400	0	0	0	400
402	10	08	00	Materiales para equipos de computación	0	101.400	0	0	0	101.400
402	10	11	00	Materiales eléctricos	0	200	0	0	0	200
402	99	00	00	Otros materiales y suministros	0	500	0	0	0	500
402	99	01	00	Otros materiales y suministros	0	500	0	0	0	500
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**547.484**	**0**	**0**	0	**547.484**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	3.500	0	0	0	3.500
403	07	03	00	Relaciones sociales	0	3.500	0	0	0	3.500
403	10	00	00	Servicios profesionales y técnicos	0	468.784	0	0	0	468.784
403	10	99	00	Otros servicios profesionales y técnicos	0	468.784	0	0	0	468.784

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000036000 PLAN ESTRATÉGICO DE EVALUACIÓN Y SEGUIMIENTO DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: ESTABLECER UN PLAN ESTRATÉGICO PARA LA EVALUACIÓN Y SEGUIMIENTO DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: PROYECTO SUPERVISADO **META:** 16

RESPONSABLE/EJECUTOR: SECRETARÍA DE EVALUACIÓN Y SEGUIMIENTO DE GESTIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000036002 ESTABLECIMIENTO DE UNA RUTINA DE ACOMPAÑAMIENTO PARA LA RECOPILACIÓN DE LA INFORMACIÓN Y SEGUIMIENTO DE LA GESTIÓN

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 144

RESPONSABLE/EJECUTOR: SECRETARÍA DE EVALUACIÓN Y SEGUIMIENTO DE GESTIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	18	00	00	Impuestos indirectos	0	75.000	0	0	0	75.000
403	18	01	00	Impuesto al valor agregado	0	75.000	0	0	0	75.000
403	99	00	00	Otros servicios no personales	0	200	0	0	0	200
403	99	01	00	Otros servicios no personales	0	200	0	0	0	200
404	**00**	**00**	**00**	**Activos reales**	**0**	**136.200**	**0**	**0**	0	**136.200**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	0	70.000	0	0	0	70.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	0	70.000	0	0	0	70.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	17.200	0	0	0	17.200
404	05	01	00	Equipos de telecomunicaciones	0	17.200	0	0	0	17.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	49.000	0	0	0	49.000
404	09	01	00	Mobiliario y equipos de oficina	0	1.000	0	0	0	1.000
404	09	02	00	Equipos de computación	0	47.800	0	0	0	47.800
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	0	200	0	0	0	200
				Totales	**0**	**861.739**	**0**	**0**	0	**861.739**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000037000 IDENTIFICACIÓN Y REDUCCIÓN DEL RIESGO DE LAS COMUNIDADES DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: SENSIBILIZAR, CAPACITAR Y DOTAR A LA POBLACIÓN DEL DISTRITO CAPITAL DE INSUMOS Y EQUIPOS NECESARIOS QUE GARANTICEN LA AUTOPROTECCIÓN ANTE EVENTOS ADVERSOS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 185.536 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios – Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios – Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**1.102.742**	**0**	**0**	**0**	**1.102.742**
402	01	00	00	Productos alimenticios y agropecuarios	0	15.000	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	0	15.000	0	0	0	15.000
402	03	00	00	Textiles y vestuarios	0	15.894	0	0	0	15.894
402	03	02	00	Prendas de vestir	0	15.894	0	0	0	15.894
402	05	00	00	Productos de papel, cartón e impresos	0	97.410	0	0	0	97.410
402	05	03	00	Productos de papel y cartón para oficina	0	71.010	0	0	0	71.010
402	05	05	00	Material de enseñanza	0	26.400	0	0	0	26.400
402	06	00	00	Productos químicos y derivados	0	362.713	0	0	0	362.713
402	06	08	00	Productos plásticos	0	362.713	0	0	0	362.713
402	08	00	00	Productos metálicos	0	147.766	0	0	0	147.766
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	147.766	0	0	0	147.766
402	10	00	00	Productos varios y útiles diversos	0	463.959	0	0	0	463.959
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	46.763	0	0	0	46.763
402	10	07	00	Productos de seguridad en el trabajo	0	364.218	0	0	0	364.218
402	10	08	00	Materiales para equipos de computación	0	44.750	0	0	0	44.750
402	10	11	00	Materiales eléctricos	0	1.040	0	0	0	1.040
402	10	99	00	Otros productos y útiles diversos	0	7.188	0	0	0	7.188
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**561.314**	**0**	**0**	**0**	**561.314**
403	10	00	00	Servicios profesionales y técnicos	0	25.600	0	0	0	25.600
403	10	11	00	Servicios para la elaboración y suministro de comida	0	25.600	0	0	0	25.600
403	18	00	00	Impuestos indirectos	0	535.714	0	0	0	535.714
403	18	01	00	Impuesto al valor agregado	0	535.714	0	0	0	535.714
404	**00**	**00**	**00**	**Activos reales**	**0**	**2.440.587**	**0**	**0**	**0**	**2.440.587**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	0	62.000	0	0	0	62.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	0	12.000	0	0	0	12.000
404	03	06	00	Maquinaria y equipos de energía	0	50.000	0	0	0	50.000
404	04	00	00	Equipos de transporte, tracción y elevación	0	469.648	0	0	0	469.648

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL **PROYECTO:** E50000037000 IDENTIFICACIÓN Y REDUCCIÓN DEL RIESGO DE LAS COMUNIDADES DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: SENSIBILIZAR, CAPACITAR Y DOTAR A LA POBLACIÓN DEL DISTRITO CAPITAL DE INSUMOS Y EQUIPOS NECESARIOS QUE GARANTICEN LA AUTOPROTECCIÓN ANTE EVENTOS ADVERSOS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 185.536 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	04	01	00	Vehículos automotores terrestres	0	469.648	0	0	0	469.648
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	241.278	0	0	0	241.278
404	05	01	00	Equipos de telecomunicaciones	0	241.278	0	0	0	241.278
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	905.305	0	0	0	905.305
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	805.465	0	0	0	805.465
404	07	06	00	Instrumentos musicales y equipos de audio	0	99.840	0	0	0	99.840
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	697.924	0	0	0	697.924
404	09	02	00	Equipos de computación	0	278.064	0	0	0	278.064
404	09	03	00	Mobiliario y equipos de alojamiento	0	419.860	0	0	0	419.860
404	12	00	00	Activos intangibles	0	25.000	0	0	0	25.000
404	12	04	00	Paquetes y programas de computación	0	25.000	0	0	0	25.000
404	99	00	00	Otros activos reales	0	39.432	0	0	0	39.432
404	99	01	00	Otros activos reales	0	39.432	0	0	0	39.432
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**895.357**	**0**	**0**	**0**	**895.357**
407	01	00	00	Transferencias y donaciones corrientes internas	0	895.357	0	0	0	895.357
407	01	02	00	Donaciones corrientes internas al sector privado	0	895.357	0	0	0	895.357
407	01	02	01	Donaciones corrientes a personas	0	895.357	0	0	0	895.357
				Totales	**0**	**5.000.000**	**0**	**0**	**0**	**5.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000037000 IDENTIFICACIÓN Y REDUCCIÓN DEL RIESGO DE LAS COMUNIDADES DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: SENSIBILIZAR, CAPACITAR Y DOTAR A LA POBLACIÓN DEL DISTRITO CAPITAL DE INSUMOS Y EQUIPOS NECESARIOS QUE GARANTICEN LA AUTOPROTECCIÓN ANTE EVENTOS ADVERSOS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 185.536 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS E5000 - 50

ENTIDAD FEDERAL: DISTRITO CAPITAL **PROYECTO:** E50000037000 IDENTIFICACIÓN Y REDUCCIÓN DEL RIESGO DE LAS COMUNIDADES DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: SENSIBILIZAR, CAPACITAR Y DOTAR A LA POBLACIÓN DEL DISTRITO CAPITAL DE INSUMOS Y EQUIPOS NECESARIOS QUE GARANTICEN LA AUTOPROTECCIÓN ANTE EVENTOS ADVERSOS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 185.536 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000037001 IDENTIFICAR LAS ZONAS SUSCEPTIBLES A RIESGOS SOCIO-NATURALES A PARTIR DEL ESTUDIO DE LOS FACTORES GEOMORFOLÓGICOS, HIDROLÓGICOS Y ANTRÓPICOS EN LAS 22 PARROQUIAS DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 11.333

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL / DIRECCIÓN DE CONTROL DE RIESGO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**174.945**	**0**	**0**	0	**174.945**
402	03	00	00	Textiles y vestuarios	0	15.894	0	0	0	15.894
402	03	02	00	Prendas de vestir	0	15.894	0	0	0	15.894
402	05	00	00	Productos de papel, cartón e impresos	0	50.000	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	0	50.000	0	0	0	50.000
402	08	00	00	Productos metálicos	0	11.958	0	0	0	11.958
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	11.958	0	0	0	11.958
402	10	00	00	Productos varios y útiles diversos	0	97.093	0	0	0	97.093
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	46.007	0	0	0	46.007
402	10	07	00	Productos de seguridad en el trabajo	0	20.898	0	0	0	20.898
402	10	08	00	Materiales para equipos de computación	0	23.000	0	0	0	23.000
402	10	99	00	Otros productos y útiles diversos	0	7.188	0	0	0	7.188
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**47.831**	**0**	**0**	0	**47.831**
403	18	00	00	Impuestos indirectos	0	47.831	0	0	0	47.831
403	18	01	00	Impuesto al valor agregado	0	47.831	0	0	0	47.831
404	**00**	**00**	**00**	**Activos reales**	**0**	**223.652**	**0**	**0**	0	**223.652**
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	118.228	0	0	0	118.228
404	05	01	00	Equipos de telecomunicaciones	0	118.228	0	0	0	118.228
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	40.992	0	0	0	40.992
404	09	02	00	Equipos de computación	0	40.992	0	0	0	40.992
404	12	00	00	Activos intangibles	0	25.000	0	0	0	25.000
404	12	04	00	Paquetes y programas de computación	0	25.000	0	0	0	25.000
404	99	00	00	Otros activos reales	0	39.432	0	0	0	39.432

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000037000 IDENTIFICACIÓN Y REDUCCIÓN DEL RIESGO DE LAS COMUNIDADES DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: SENSIBILIZAR, CAPACITAR Y DOTAR A LA POBLACIÓN DEL DISTRITO CAPITAL DE INSUMOS Y EQUIPOS NECESARIOS QUE GARANTICEN LA AUTOPROTECCIÓN ANTE EVENTOS ADVERSOS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 185.536 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000037001 IDENTIFICAR LAS ZONAS SUSCEPTIBLES A RIESGOS SOCIO-NATURALES A PARTIR DEL ESTUDIO DE LOS FACTORES GEOMORFOLÓGICOS, HIDROLÓGICOS Y ANTRÓPICOS EN LAS 22 PARROQUIAS DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 11.333

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL / DIRECCIÓN DE CONTROL DE RIESGO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	99	01	00	Otros activos reales	0	39.432	0	0	0	39.432
				Totales	**0**	**446.428**	**0**	**0**	0	**446.428**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000037000 IDENTIFICACIÓN Y REDUCCIÓN DEL RIESGO DE LAS COMUNIDADES DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: SENSIBILIZAR, CAPACITAR Y DOTAR A LA POBLACIÓN DEL DISTRITO CAPITAL DE INSUMOS Y EQUIPOS NECESARIOS QUE GARANTICEN LA AUTOPROTECCIÓN ANTE EVENTOS ADVERSOS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 185.536 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000037002 PREPARACIÓN Y CAPACITACIÓN EN MATERIA DE GESTIÓN DE RIESGO A LA POBLACIÓN DEL DISTRITO CAPITAL CON LA PARTICIPACIÓN PROTAGÓNICA DEL PODER POPULAR.

UNIDAD DE MEDIDA: EVENTO **META:** 3.015

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL / DIRECCIÓN DE PLANIFICACIÓN PARA DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**456.884**	**0**	**0**	0	**456.884**
402	01	00	00	Productos alimenticios y agropecuarios	0	15.000	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	0	15.000	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	0	47.410	0	0	0	47.410
402	05	03	00	Productos de papel y cartón para oficina	0	21.010	0	0	0	21.010
402	05	05	00	Material de enseñanza	0	26.400	0	0	0	26.400
402	06	00	00	Productos químicos y derivados	0	1.800	0	0	0	1.800
402	06	08	00	Productos plásticos	0	1.800	0	0	0	1.800
402	08	00	00	Productos metálicos	0	25.808	0	0	0	25.808
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	25.808	0	0	0	25.808
402	10	00	00	Productos varios y útiles diversos	0	366.866	0	0	0	366.866
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	756	0	0	0	756
402	10	07	00	Productos de seguridad en el trabajo	0	343.320	0	0	0	343.320
402	10	08	00	Materiales para equipos de computación	0	21.750	0	0	0	21.750
402	10	11	00	Materiales eléctricos	0	1.040	0	0	0	1.040
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**408.253**	**0**	**0**	0	**408.253**
403	10	00	00	Servicios profesionales y técnicos	0	25.600	0	0	0	25.600
403	10	11	00	Servicios para la elaboración y suministro de comida	0	25.600	0	0	0	25.600
403	18	00	00	Impuestos indirectos	0	382.653	0	0	0	382.653
403	18	01	00	Impuesto al valor agregado	0	382.653	0	0	0	382.653
404	**00**	**00**	**00**	**Activos reales**	**0**	**1.810.935**	**0**	**0**	0	**1.810.935**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	0	62.000	0	0	0	62.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	0	12.000	0	0	0	12.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000037000 IDENTIFICACIÓN Y REDUCCIÓN DEL RIESGO DE LAS COMUNIDADES DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: SENSIBILIZAR, CAPACITAR Y DOTAR A LA POBLACIÓN DEL DISTRITO CAPITAL DE INSUMOS Y EQUIPOS NECESARIOS QUE GARANTICEN LA AUTOPROTECCIÓN ANTE EVENTOS ADVERSOS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 185.536 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000037002 PREPARACIÓN Y CAPACITACIÓN EN MATERIA DE GESTIÓN DE RIESGO A LA POBLACIÓN DEL DISTRITO CAPITAL CON LA PARTICIPACIÓN PROTAGÓNICA DEL PODER POPULAR.

UNIDAD DE MEDIDA: EVENTO **META:** 3.015

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL / DIRECCIÓN DE PLANIFICACIÓN PARA DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	03	06	00	Maquinaria y equipos de energía	0	50.000	0	0	0	50.000
404	04	00	00	Equipos de transporte, tracción y elevación	0	469.648	0	0	0	469.648
404	04	01	00	Vehículos automotores terrestres	0	469.648	0	0	0	469.648
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	123.050	0	0	0	123.050
404	05	01	00	Equipos de telecomunicaciones	0	123.050	0	0	0	123.050
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	905.305	0	0	0	905.305
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	805.465	0	0	0	805.465
404	07	06	00	Instrumentos musicales y equipos de audio	0	99.840	0	0	0	99.840
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	250.932	0	0	0	250.932
404	09	02	00	Equipos de computación	0	237.072	0	0	0	237.072
404	09	03	00	Mobiliario y equipos de alojamiento	0	13.860	0	0	0	13.860
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**895.357**	**0**	**0**	0	**895.357**
407	01	00	00	Transferencias y donaciones corrientes internas	0	895.357	0	0	0	895.357
407	01	02	00	Donaciones corrientes internas al sector privado	0	895.357	0	0	0	895.357
407	01	02	01	Donaciones corrientes a personas	0	895.357	0	0	0	895.357
				Totales	**0**	**3.571.429**	**0**	**0**	0	**3.571.429**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL **PROYECTO:** E50000037000 IDENTIFICACIÓN Y REDUCCIÓN DEL RIESGO DE LAS COMUNIDADES DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: SENSIBILIZAR, CAPACITAR Y DOTAR A LA POBLACIÓN DEL DISTRITO CAPITAL DE INSUMOS Y EQUIPOS NECESARIOS QUE GARANTICEN LA AUTOPROTECCIÓN ANTE EVENTOS ADVERSOS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 185.536 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL DEL DISTRITO CAPITAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000037003 DESARROLLO DE LA CAPACIDAD OPERATIVA DE PROTECCIÓN CIVIL DISTRITO CAPITAL

UNIDAD DE MEDIDA: SERVICIO **META:** 6.438

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL / DIRECCIÓN DE OPERACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**470.913**	**0**	**0**	0	**470.913**
402	06	00	00	Productos químicos y derivados	0	360.913	0	0	0	360.913
402	06	08	00	Productos plásticos	0	360.913	0	0	0	360.913
402	08	00	00	Productos metálicos	0	110.000	0	0	0	110.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	110.000	0	0	0	110.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**105.230**	**0**	**0**	0	**105.230**
403	18	00	00	Impuestos indirectos	0	105.230	0	0	0	105.230
403	18	01	00	Impuesto al valor agregado	0	105.230	0	0	0	105.230
404	**00**	**00**	**00**	**Activos reales**	**0**	**406.000**	**0**	**0**	0	**406.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	406.000	0	0	0	406.000
404	09	03	00	Mobiliario y equipos de alojamiento	0	406.000	0	0	0	406.000
				Totales	**0**	**982.143**	**0**	**0**	0	**982.143**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000038000 PLAN ESTRATÉGICO TECNOLÓGICO PARA GOBIERNO DEL DISTRITO CAPITAL, ENTES ADSCRITOS Y ESCUELAS DISTRITALES

OBJETIVO DEL PROYECTO: CONSTRUIR UNA PLATAFORMA EFICIENTE PARA GARANTIZAR EL CONOCIMIENTO, ACCESO Y APROPIACIÓN SOCIAL DE LAS TECNOLOGÍAS DE INFORMACIÓN

UNIDAD DE MEDIDA: EQUIPO **META:** 2.150

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA INFORMÁTICA Y TELECOMUNICACIONES **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**1.200.000**	**0**	**0**	**0**	**1.200.000**
402	10	00	00	Productos varios y útiles diversos	0	800.000	0	0	0	800.000
402	10	08	00	Materiales para equipos de computación	0	500.000	0	0	0	500.000
402	10	11	00	Materiales eléctricos	0	200.000	0	0	0	200.000
402	10	99	00	Otros productos y útiles diversos	0	100.000	0	0	0	100.000
402	99	00	00	Otros materiales y suministros	0	400.000	0	0	0	400.000
402	99	01	00	Otros materiales y suministros	0	400.000	0	0	0	400.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**6.900.000**	**0**	**0**	**0**	**6.900.000**
403	10	00	00	Servicios profesionales y técnicos	0	3.800.000	0	0	0	3.800.000
403	10	03	00	Servicios de procesamiento de datos	0	2.700.000	0	0	0	2.700.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	100.000	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	0	1.000.000	0	0	0	1.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	700.000	0	0	0	700.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	0	700.000	0	0	0	700.000
403	18	00	00	Impuestos indirectos	0	2.400.000	0	0	0	2.400.000
403	18	01	00	Impuesto al valor agregado	0	2.400.000	0	0	0	2.400.000
404	**00**	**00**	**00**	**Activos reales**	**0**	**11.900.000**	**0**	**0**	**0**	**11.900.000**
404	01	00	00	Repuestos y reparaciones mayores	0	200.000	0	0	0	200.000
404	01	01	00	Repuestos mayores	0	200.000	0	0	0	200.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	0	200.000	0	0	0	200.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	6.200.000	0	0	0	6.200.000
404	05	01	00	Equipos de telecomunicaciones	0	6.000.000	0	0	0	6.000.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	0	200.000	0	0	0	200.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	4.000.000	0	0	0	4.000.000
404	09	02	00	Equipos de computación	0	4.000.000	0	0	0	4.000.000
404	12	00	00	Activos intangibles	0	1.000.000	0	0	0	1.000.000
404	12	04	00	Paquetes y programas de computación	0	1.000.000	0	0	0	1.000.000
404	99	00	00	Otros activos reales	0	500.000	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000038000 PLAN ESTRATÉGICO TECNOLÓGICO PARA GOBIERNO DEL DISTRITO CAPITAL, ENTES ADSCRITOS Y ESCUELAS DISTRITALES

OBJETIVO DEL PROYECTO: CONSTRUIR UNA PLATAFORMA EFICIENTE PARA GARANTIZAR EL CONOCIMIENTO, ACCESO Y APROPIACIÓN SOCIAL DE LAS TECNOLOGÍAS DE INFORMACIÓN

UNIDAD DE MEDIDA: EQUIPO

META: 2.150

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA INFORMÁTICA Y TELECOMUNICACIONES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	99	01	00	Otros activos reales	0	500.000	0	0	0	500.000
				Totales	**0**	**20.000.000**	**0**	**0**	**0**	**20.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E500000038000 PLAN ESTRATÉGICO TECNOLÓGICO PARA GOBIERNO DEL DISTRITO CAPITAL, ENTES ADSCRITOS Y ESCUELAS DISTRITALES

OBJETIVO DEL PROYECTO: CONSTRUIR UNA PLATAFORMA EFICIENTE PARA GARANTIZAR EL CONOCIMIENTO, ACCESO Y APROPIACIÓN SOCIAL DE LAS TECNOLOGÍAS DE INFORMACIÓN

UNIDAD DE MEDIDA: EQUIPO

META: 2.150

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA INFORMÁTICA Y TELECOMUNICACIONES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000038000 PLAN ESTRATÉGICO TECNOLÓGICO PARA GOBIERNO DEL DISTRITO CAPITAL, ENTES ADSCRITOS Y ESCUELAS DISTRITALES

OBJETIVO DEL PROYECTO: CONSTRUIR UNA PLATAFORMA EFICIENTE PARA GARANTIZAR EL CONOCIMIENTO, ACCESO Y APROPIACIÓN SOCIAL DE LAS TECNOLOGÍAS DE INFORMACIÓN

UNIDAD DE MEDIDA: EQUIPO **META:** 2.150

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA INFORMÁTICA Y TELECOMUNICACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000038001 PLATAFORMA TECNOLÓGICA DE DATOS Y EQUIPOS PARA EL GOBIERNO DEL DISTRITO CAPITAL Y ESCUELAS DISTRITALES

UNIDAD DE MEDIDA: EQUIPO **META:** 1.500

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA INFORMÁTICA Y TELECOMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**900.000**	**0**	**0**	0	**900.000**
402	10	00	00	Productos varios y útiles diversos	0	600.000	0	0	0	600.000
402	10	08	00	Materiales para equipos de computación	0	500.000	0	0	0	500.000
402	10	99	00	Otros productos y útiles diversos	0	100.000	0	0	0	100.000
402	99	00	00	Otros materiales y suministros	0	300.000	0	0	0	300.000
402	99	01	00	Otros materiales y suministros	0	300.000	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**3.600.000**	**0**	**0**	0	**3.600.000**
403	10	00	00	Servicios profesionales y técnicos	0	1.900.000	0	0	0	1.900.000
403	10	03	00	Servicios de procesamiento de datos	0	1.000.000	0	0	0	1.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	100.000	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	0	800.000	0	0	0	800.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	500.000	0	0	0	500.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	0	500.000	0	0	0	500.000
403	18	00	00	Impuestos indirectos	0	1.200.000	0	0	0	1.200.000
403	18	01	00	Impuesto al valor agregado	0	1.200.000	0	0	0	1.200.000
404	**00**	**00**	**00**	**Activos reales**	**0**	**5.500.000**	**0**	**0**	0	**5.500.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	4.000.000	0	0	0	4.000.000
404	09	02	00	Equipos de computación	0	4.000.000	0	0	0	4.000.000
404	12	00	00	Activos intangibles	0	1.000.000	0	0	0	1.000.000
404	12	04	00	Paquetes y programas de computación	0	1.000.000	0	0	0	1.000.000
404	99	00	00	Otros activos reales	0	500.000	0	0	0	500.000
404	99	01	00	Otros activos reales	0	500.000	0	0	0	500.000
				Totales	**0**	**10.000.000**	**0**	**0**	0	**10.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000038000 PLAN ESTRATÉGICO TECNOLÓGICO PARA GOBIERNO DEL DISTRITO CAPITAL, ENTES ADSCRITOS Y ESCUELAS DISTRITALES

OBJETIVO DEL PROYECTO: CONSTRUIR UNA PLATAFORMA EFICIENTE PARA GARANTIZAR EL CONOCIMIENTO, ACCESO Y APROPIACIÓN SOCIAL DE LAS TECNOLOGÍAS DE INFORMACIÓN

UNIDAD DE MEDIDA: EQUIPO **META:** 2.150

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA INFORMÁTICA Y TELECOMUNICACIONES **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000038002 PLATAFORMA TECNOLÓGICA DE COMUNICACIÓN TRONCALIZADA

UNIDAD DE MEDIDA: EQUIPO **META:** 650

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA INFORMÁTICA Y TELECOMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**300.000**	**0**	**0**	0	**300.000**
402	10	00	00	Productos varios y útiles diversos	0	200.000	0	0	0	200.000
402	10	11	00	Materiales eléctricos	0	200.000	0	0	0	200.000
402	99	00	00	Otros materiales y suministros	0	100.000	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	0	100.000	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**3.300.000**	**0**	**0**	0	**3.300.000**
403	10	00	00	Servicios profesionales y técnicos	0	1.900.000	0	0	0	1.900.000
403	10	03	00	Servicios de procesamiento de datos	0	1.700.000	0	0	0	1.700.000
403	10	99	00	Otros servicios profesionales y técnicos	0	200.000	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	200.000	0	0	0	200.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	0	200.000	0	0	0	200.000
403	18	00	00	Impuestos indirectos	0	1.200.000	0	0	0	1.200.000
403	18	01	00	Impuesto al valor agregado	0	1.200.000	0	0	0	1.200.000
404	**00**	**00**	**00**	**Activos reales**	**0**	**6.400.000**	**0**	**0**	0	**6.400.000**
404	01	00	00	Repuestos y reparaciones mayores	0	200.000	0	0	0	200.000
404	01	01	00	Repuestos mayores	0	200.000	0	0	0	200.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	0	200.000	0	0	0	200.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	6.200.000	0	0	0	6.200.000
404	05	01	00	Equipos de telecomunicaciones	0	6.000.000	0	0	0	6.000.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	0	200.000	0	0	0	200.000
				Totales	**0**	**10.000.000**	**0**	**0**	0	**10.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000039000 CREACIÓN Y DIFUSIÓN COMUNICACIONAL DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: FORTALECER, CONSOLIDAR Y ESTABLECER LAS POLÍTICAS COMUNICACIONALES DE LA IMAGEN DEL GOBIERNO DEL DISTRITO CAPITAL A TRAVÉS DE LA COMUNICACIÓN E INFORMACIÓN SOBRE LOS LOGROS DE GESTIÓN.

UNIDAD DE MEDIDA: EVENTO **META:** 400

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**6.000.000**	**0**	**0**	**0**	**6.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	6.000.000	0	0	0	6.000.000
401	01	18	00	Remuneraciones al personal contratado	0	6.000.000	0	0	0	6.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**2.500.000**	**0**	**0**	**0**	**2.500.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	1.000.000	0	0	0	1.000.000
402	01	01	00	Alimentos y bebidas para personas	0	1.000.000	0	0	0	1.000.000
402	03	00	00	Textiles y vestuarios	0	1.200.000	0	0	0	1.200.000
402	03	01	00	Textiles	0	600.000	0	0	0	600.000
402	03	02	00	Prendas de vestir	0	600.000	0	0	0	600.000
402	05	00	00	Productos de papel, cartón e impresos	0	300.000	0	0	0	300.000
402	05	04	00	Libros, revistas y periódicos	0	300.000	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**38.100.000**	**0**	**0**	**0**	**38.100.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	24.500.000	0	0	0	24.500.000
403	07	01	00	Publicidad y propaganda	0	7.500.000	0	0	0	7.500.000
403	07	02	00	Imprenta y reproducción	0	5.500.000	0	0	0	5.500.000
403	07	03	00	Relaciones sociales	0	8.000.000	0	0	0	8.000.000
403	07	04	00	Avisos	0	3.500.000	0	0	0	3.500.000
403	10	00	00	Servicios profesionales y técnicos	0	2.300.000	0	0	0	2.300.000
403	10	99	00	Otros servicios profesionales y técnicos	0	2.300.000	0	0	0	2.300.000
403	18	00	00	Impuestos indirectos	0	5.500.000	0	0	0	5.500.000
403	18	01	00	Impuesto al valor agregado	0	5.500.000	0	0	0	5.500.000
403	99	00	00	Otros servicios no personales	0	5.800.000	0	0	0	5.800.000
403	99	01	00	Otros servicios no personales	0	5.800.000	0	0	0	5.800.000
404	**00**	**00**	**00**	**Activos reales**	**0**	**2.400.000**	**0**	**0**	**0**	**2.400.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	1.000.000	0	0	0	1.000.000
404	05	01	00	Equipos de telecomunicaciones	0	1.000.000	0	0	0	1.000.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	600.000	0	0	0	600.000
404	07	01	00	Equipos científicos y de laboratorio	0	100.000	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000039000 CREACIÓN Y DIFUSIÓN COMUNICACIONAL DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: FORTALECER, CONSOLIDAR Y ESTABLECER LAS POLÍTICAS COMUNICACIONALES DE LA IMAGEN DEL GOBIERNO DEL DISTRITO CAPITAL A TRAVÉS DE LA COMUNICACIÓN E INFORMACIÓN SOBRE LOS LOGROS DE GESTIÓN.

UNIDAD DE MEDIDA: EVENTO **META:** 400

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	400.000	0	0	0	400.000
404	07	06	00	Instrumentos musicales y equipos de audio	0	100.000	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	800.000	0	0	0	800.000
404	09	01	00	Mobiliario y equipos de oficina	0	200.000	0	0	0	200.000
404	09	02	00	Equipos de computación	0	600.000	0	0	0	600.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**1.000.000**	**0**	**0**	**0**	**1.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	0	1.000.000	0	0	0	1.000.000
407	01	04	00	Donaciones corrientes internas al sector público	0	1.000.000	0	0	0	1.000.000
407	01	04	01	Donaciones corrientes a la República	0	1.000.000	0	0	0	1.000.000
				Totales	**0**	**50.000.000**	**0**	**0**	**0**	**50.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000039000 CREACIÓN Y DIFUSIÓN COMUNICACIONAL DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: FORTALECER, CONSOLIDAR Y ESTABLECER LAS POLÍTICAS COMUNICACIONALES DE LA IMAGEN DEL GOBIERNO DEL DISTRITO CAPITAL A TRAVÉS DE LA COMUNICACIÓN E INFORMACIÓN SOBRE LOS LOGROS DE GESTIÓN.

UNIDAD DE MEDIDA: EVENTO

META: 400

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000039000 CREACIÓN Y DIFUSIÓN COMUNICACIONAL DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: FORTALECER, CONSOLIDAR Y ESTABLECER LAS POLÍTICAS COMUNICACIONALES DE LA IMAGEN DEL GOBIERNO DEL DISTRITO CAPITAL A TRAVÉS DE LA COMUNICACIÓN E INFORMACIÓN SOBRE LOS LOGROS DE GESTIÓN.

UNIDAD DE MEDIDA: EVENTO **META:** 400

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000039001 DIVULGAR EL PATRIMONIO CULTURAL, EDUCATIVO, CIENTÍFICO Y COMUNICACIONAL A TRAVÉS DE EVENTOS Y ACTIVIDADES

UNIDAD DE MEDIDA: EVENTO **META:** 150

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**2.000.000**	**0**	**0**	0	**2.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	2.000.000	0	0	0	2.000.000
401	01	18	00	Remuneraciones al personal contratado	0	2.000.000	0	0	0	2.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**600.000**	**0**	**0**	0	**600.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	200.000	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	0	200.000	0	0	0	200.000
402	03	00	00	Textiles y vestuarios	0	400.000	0	0	0	400.000
402	03	01	00	Textiles	0	200.000	0	0	0	200.000
402	03	02	00	Prendas de vestir	0	200.000	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**15.150.000**	**0**	**0**	0	**15.150.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	9.500.000	0	0	0	9.500.000
403	07	01	00	Publicidad y propaganda	0	1.500.000	0	0	0	1.500.000
403	07	02	00	Imprenta y reproducción	0	2.500.000	0	0	0	2.500.000
403	07	03	00	Relaciones sociales	0	4.000.000	0	0	0	4.000.000
403	07	04	00	Avisos	0	1.500.000	0	0	0	1.500.000
403	10	00	00	Servicios profesionales y técnicos	0	800.000	0	0	0	800.000
403	10	99	00	Otros servicios profesionales y técnicos	0	800.000	0	0	0	800.000
403	18	00	00	Impuestos indirectos	0	1.850.000	0	0	0	1.850.000
403	18	01	00	Impuesto al valor agregado	0	1.850.000	0	0	0	1.850.000
403	99	00	00	Otros servicios no personales	0	3.000.000	0	0	0	3.000.000
403	99	01	00	Otros servicios no personales	0	3.000.000	0	0	0	3.000.000
404	**00**	**00**	**00**	**Activos reales**	**0**	**400.000**	**0**	**0**	0	**400.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	200.000	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000039000 CREACIÓN Y DIFUSIÓN COMUNICACIONAL DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: FORTALECER, CONSOLIDAR Y ESTABLECER LAS POLÍTICAS COMUNICACIONALES DE LA IMAGEN DEL GOBIERNO DEL DISTRITO CAPITAL A TRAVÉS DE LA COMUNICACIÓN E INFORMACIÓN SOBRE LOS LOGROS DE GESTIÓN.

UNIDAD DE MEDIDA: EVENTO **META:** 400

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000039001 DIVULGAR EL PATRIMONIO CULTURAL, EDUCATIVO, CIENTÍFICO Y COMUNICACIONAL A TRAVÉS DE EVENTOS Y ACTIVIDADES

UNIDAD DE MEDIDA: EVENTO **META:** 150

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	07	01	00	Equipos científicos y de laboratorio	0	100.000	0	0	0	100.000
404	07	06	00	Instrumentos musicales y equipos de audio	0	100.000	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	200.000	0	0	0	200.000
404	09	02	00	Equipos de computación	0	200.000	0	0	0	200.000
				Totales	**0**	**18.150.000**	**0**	**0**	0	**18.150.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000039000 CREACIÓN Y DIFUSIÓN COMUNICACIONAL DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: FORTALECER, CONSOLIDAR Y ESTABLECER LAS POLÍTICAS COMUNICACIONALES DE LA IMAGEN DEL GOBIERNO DEL DISTRITO CAPITAL A TRAVÉS DE LA COMUNICACIÓN E INFORMACIÓN SOBRE LOS LOGROS DE GESTIÓN.

UNIDAD DE MEDIDA: EVENTO **META:** 400

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000039002 CREACIÓN, CONCEPTUALIZACIÓN, DISEÑO DE CAMPAÑAS INSTITUCIONALES Y PRODUCTOS COMUNICACIONALES DE LA GESTIÓN DEL GDC.

UNIDAD DE MEDIDA: SERVICIO **META:** 244

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**3.000.000**	**0**	**0**	0	**3.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	3.000.000	0	0	0	3.000.000
401	01	18	00	Remuneraciones al personal contratado	0	3.000.000	0	0	0	3.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**1.500.000**	**0**	**0**	0	**1.500.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	400.000	0	0	0	400.000
402	01	01	00	Alimentos y bebidas para personas	0	400.000	0	0	0	400.000
402	03	00	00	Textiles y vestuarios	0	800.000	0	0	0	800.000
402	03	01	00	Textiles	0	400.000	0	0	0	400.000
402	03	02	00	Prendas de vestir	0	400.000	0	0	0	400.000
402	05	00	00	Productos de papel, cartón e impresos	0	300.000	0	0	0	300.000
402	05	04	00	Libros, revistas y periódicos	0	300.000	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**21.350.000**	**0**	**0**	0	**21.350.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	15.000.000	0	0	0	15.000.000
403	07	01	00	Publicidad y propaganda	0	6.000.000	0	0	0	6.000.000
403	07	02	00	Imprenta y reproducción	0	3.000.000	0	0	0	3.000.000
403	07	03	00	Relaciones sociales	0	4.000.000	0	0	0	4.000.000
403	07	04	00	Avisos	0	2.000.000	0	0	0	2.000.000
403	10	00	00	Servicios profesionales y técnicos	0	1.500.000	0	0	0	1.500.000
403	10	99	00	Otros servicios profesionales y técnicos	0	1.500.000	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	0	2.850.000	0	0	0	2.850.000
403	18	01	00	Impuesto al valor agregado	0	2.850.000	0	0	0	2.850.000
403	99	00	00	Otros servicios no personales	0	2.000.000	0	0	0	2.000.000
403	99	01	00	Otros servicios no personales	0	2.000.000	0	0	0	2.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000039000 CREACIÓN Y DIFUSIÓN COMUNICACIONAL DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: FORTALECER, CONSOLIDAR Y ESTABLECER LAS POLÍTICAS COMUNICACIONALES DE LA IMAGEN DEL GOBIERNO DEL DISTRITO CAPITAL A TRAVÉS DE LA COMUNICACIÓN E INFORMACIÓN SOBRE LOS LOGROS DE GESTIÓN.

UNIDAD DE MEDIDA: EVENTO **META:** 400

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000039002 CREACIÓN, CONCEPTUALIZACIÓN, DISEÑO DE CAMPAÑAS INSTITUCIONALES Y PRODUCTOS COMUNICACIONALES DE LA GESTIÓN DEL GDC.

UNIDAD DE MEDIDA: SERVICIO **META:** 244

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**1.000.000**	**0**	**0**	0	**1.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	0	1.000.000	0	0	0	1.000.000
407	01	04	00	Donaciones corrientes internas al sector público	0	1.000.000	0	0	0	1.000.000
407	01	04	01	Donaciones corrientes a la República	0	1.000.000	0	0	0	1.000.000
				Totales	**0**	**26.850.000**	**0**	**0**	0	**26.850.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000039000 CREACIÓN Y DIFUSIÓN COMUNICACIONAL DE LA GESTIÓN DEL GOBIERNO DEL DISTRITO CAPITAL Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: FORTALECER, CONSOLIDAR Y ESTABLECER LAS POLÍTICAS COMUNICACIONALES DE LA IMAGEN DEL GOBIERNO DEL DISTRITO CAPITAL A TRAVÉS DE LA COMUNICACIÓN E INFORMACIÓN SOBRE LOS LOGROS DE GESTIÓN.

UNIDAD DE MEDIDA: EVENTO **META:** 400

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000039003 AUMENTAR LOS MEDIOS DE COMUNICACIÓN ALTERNATIVOS Y COMUNITARIOS EN EL MARCO DE LA NUEVA LEGISLACIÓN

UNIDAD DE MEDIDA: MEDIO ALTERNATIVO COMUNITARIO **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**1.000.000**	**0**	**0**	0	**1.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	1.000.000	0	0	0	1.000.000
401	01	18	00	Remuneraciones al personal contratado	0	1.000.000	0	0	0	1.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**400.000**	**0**	**0**	0	**400.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	400.000	0	0	0	400.000
402	01	01	00	Alimentos y bebidas para personas	0	400.000	0	0	0	400.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**1.600.000**	**0**	**0**	0	**1.600.000**
403	18	00	00	Impuestos indirectos	0	800.000	0	0	0	800.000
403	18	01	00	Impuesto al valor agregado	0	800.000	0	0	0	800.000
403	99	00	00	Otros servicios no personales	0	800.000	0	0	0	800.000
403	99	01	00	Otros servicios no personales	0	800.000	0	0	0	800.000
404	**00**	**00**	**00**	**Activos reales**	**0**	**2.000.000**	**0**	**0**	0	**2.000.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	1.000.000	0	0	0	1.000.000
404	05	01	00	Equipos de telecomunicaciones	0	1.000.000	0	0	0	1.000.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	400.000	0	0	0	400.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	400.000	0	0	0	400.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	600.000	0	0	0	600.000
404	09	01	00	Mobiliario y equipos de oficina	0	200.000	0	0	0	200.000
404	09	02	00	Equipos de computación	0	400.000	0	0	0	400.000
				Totales	**0**	**5.000.000**	**0**	**0**	0	**5.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000040000 FORTALECIMIENTO URBANÍSTICO DEL HÁBITAT SOCIALISTA EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: FORTALECER EL ESPACIO Y LAS CAPACIDADES LOCALES DEL DISTRITO CAPITAL, POR MEDIO DE LA EJECUCIÓN DE OBRAS EN MATERIA DE INFRAESTRUCTURA Y SERVICIOS, CON EL FIN DE BRINDAR A LAS COMUNIDADES UNA GESTIÓN DE CALIDAD AMBIENTAL Y URBANA APROVECHANDO LAS POTENCIALIDADES Y LOS INTERESES COMUNES DE LA CIUDAD CAPITAL

UNIDAD DE MEDIDA: OBRA

META: 237

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios – Ingresos Propios	Recursos Ordinarios – Situado Constitucional	Recursos Ordinarios – Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios – Otras Fuentes	Recursos Extraordinarios – Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**45.523.116**	**0**	**0**	**0**	**45.523.116**
403	18	00	00	Impuestos indirectos	0	45.523.116	0	0	0	45.523.116
403	18	01	00	Impuesto al valor agregado	0	45.523.116	0	0	0	45.523.116
404	**00**	**00**	**00**	**Activos reales**	**0**	**385.976.884**	**0**	**0**	**0**	**385.976.884**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	0	303.306.974	0	0	0	303.306.974
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	0	191.300.171	0	0	0	191.300.171
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	0	112.006.803	0	0	0	112.006.803
404	14	00	00	Contratación de inspección de obras	0	18.656.305	0	0	0	18.656.305
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	0	11.292.989	0	0	0	11.292.989
404	14	02	00	Contratación de inspección de obras de bienes del dominio público	0	7.363.316	0	0	0	7.363.316
404	15	00	00	Construcciones del dominio privado	0	34.013.605	0	0	0	34.013.605
404	15	03	00	Construcciones de edificaciones educativas, religiosas y recreativas	0	34.013.605	0	0	0	34.013.605
404	16	00	00	Construcciones del dominio público	0	30.000.000	0	0	0	30.000.000
404	16	03	00	Construcciones de instalaciones hidráulicas	0	30.000.000	0	0	0	30.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**228.500.000**	**0**	**0**	**0**	**228.500.000**
407	03	00	00	Transferencias y donaciones de capital internas	0	97.500.000	0	0	0	97.500.000
407	03	04	00	Donaciones de capital internas al sector público	0	97.500.000	0	0	0	97.500.000
407	03	04	01	Donaciones de capital a la República	0	97.500.000	0	0	0	97.500.000
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	0	131.000.000	0	0	0	131.000.000
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	0	131.000.000	0	0	0	131.000.000
407	12	02	02	Donaciones de Capital a Consejos Comunales	0	131.000.000	0	0	0	131.000.000
				Totales	**0**	**660.000.000**	**0**	**0**	**0**	**660.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000040000 FORTALECIMIENTO URBANÍSTICO DEL HÁBITAT SOCIALISTA EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: FORTALECER EL ESPACIO Y LAS CAPACIDADES LOCALES DEL DISTRITO CAPITAL, POR MEDIO DE LA EJECUCIÓN DE OBRAS EN MATERIA DE INFRAESTRUCTURA Y SERVICIOS, CON EL FIN DE BRINDAR A LAS COMUNIDADES UNA GESTIÓN DE CALIDAD AMBIENTAL Y URBANA APROVECHANDO LAS POTENCIALIDADES Y LOS INTERESES COMUNES DE LA CIUDAD CAPITAL

UNIDAD DE MEDIDA: OBRA

META: 237

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000040000 FORTALECIMIENTO URBANÍSTICO DEL HÁBITAT SOCIALISTA EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: FORTALECER EL ESPACIO Y LAS CAPACIDADES LOCALES DEL DISTRITO CAPITAL, POR MEDIO DE LA EJECUCIÓN DE OBRAS EN MATERIA DE INFRAESTRUCTURA Y SERVICIOS, CON EL FIN DE BRINDAR A LAS COMUNIDADES UNA GESTIÓN DE CALIDAD AMBIENTAL Y URBANA APROVECHANDO LAS POTENCIALIDADES Y LOS INTERESES COMUNES DE LA CIUDAD CAPITAL

UNIDAD DE MEDIDA: OBRA **META:** 237

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000040001 DISEÑO Y EJECUCIÓN DE PROYECTOS Y OBRAS PARA LA CONSTRUCCIÓN, CONSERVACIÓN Y MEJORA DE ESPACIOS Y EDIFICACIONES DIRIGIDAS AL DESEMPEÑO DEPORTIVO, EDUCATIVO DE ATENCIÓN SOCIAL, PARA LA SALUD Y LA PRESTACIÓN DE SERVICIOS A LA COMUNIDAD

UNIDAD DE MEDIDA: OBRA **META:** 187

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SEVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**24.726.190**	**0**	**0**	0	**24.726.190**
403	18	00	00	Impuestos indirectos	0	24.726.190	0	0	0	24.726.190
403	18	01	00	Impuesto al valor agregado	0	24.726.190	0	0	0	24.726.190
404	**00**	**00**	**00**	**Activos reales**	**0**	**209.773.809**	**0**	**0**	0	**209.773.809**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	0	165.789.966	0	0	0	165.789.966
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	0	165.789.966	0	0	0	165.789.966
404	14	00	00	Contratación de inspección de obras	0	9.970.238	0	0	0	9.970.238
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	0	9.970.238	0	0	0	9.970.238
404	15	00	00	Construcciones del dominio privado	0	34.013.605	0	0	0	34.013.605
404	15	03	00	Construcciones de edificaciones educativas, religiosas y recreativas	0	34.013.605	0	0	0	34.013.605
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**128.500.000**	**0**	**0**	0	**128.500.000**
407	03	00	00	Transferencias y donaciones de capital internas	0	97.500.000	0	0	0	97.500.000
407	03	04	00	Donaciones de capital internas al sector público	0	97.500.000	0	0	0	97.500.000
407	03	04	01	Donaciones de capital a la República	0	97.500.000	0	0	0	97.500.000
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	0	31.000.000	0	0	0	31.000.000
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	0	31.000.000	0	0	0	31.000.000
407	12	02	02	Donaciones de Capital a Consejos Comunales	0	31.000.000	0	0	0	31.000.000
				Totales	**0**	**362.999.999**	**0**	**0**	0	**362.999.999**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000040000 FORTALECIMIENTO URBANÍSTICO DEL HÁBITAT SOCIALISTA EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: FORTALECER EL ESPACIO Y LAS CAPACIDADES LOCALES DEL DISTRITO CAPITAL, POR MEDIO DE LA EJECUCIÓN DE OBRAS EN MATERIA DE INFRAESTRUCTURA Y SERVICIOS, CON EL FIN DE BRINDAR A LAS COMUNIDADES UNA GESTIÓN DE CALIDAD AMBIENTAL Y URBANA APROVECHANDO LAS POTENCIALIDADES Y LOS INTERESES COMUNES DE LA CIUDAD CAPITAL

UNIDAD DE MEDIDA: OBRA **META:** 237

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000040002 MEJORAS DE LOS URBANISMOS POPULARES Y DE LOS SERVICIOS PÚBLICOS EN LAS DISTINTAS COMUNIDADES Y PARROQUIAS

UNIDAD DE MEDIDA: OBRA **META:** 33

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**11.612.497**	**0**	**0**	0	**11.612.497**
403	18	00	00	Impuestos indirectos	0	11.612.497	0	0	0	11.612.497
403	18	01	00	Impuesto al valor agregado	0	11.612.497	0	0	0	11.612.497
404	**00**	**00**	**00**	**Activos reales**	**0**	**98.387.503**	**0**	**0**	0	**98.387.503**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	0	63.537.415	0	0	0	63.537.415
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	0	63.537.415	0	0	0	63.537.415
404	14	00	00	Contratación de inspección de obras	0	4.850.088	0	0	0	4.850.088
404	14	02	00	Contratación de inspección de obras de bienes del dominio público	0	4.850.088	0	0	0	4.850.088
404	16	00	00	Construcciones del dominio público	0	30.000.000	0	0	0	30.000.000
404	16	03	00	Construcciones de instalaciones hidráulicas	0	30.000.000	0	0	0	30.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**100.000.000**	**0**	**0**	0	**100.000.000**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	0	100.000.000	0	0	0	100.000.000
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	0	100.000.000	0	0	0	100.000.000
407	12	02	02	Donaciones de Capital a Consejos Comunales	0	100.000.000	0	0	0	100.000.000
				Totales	**0**	**210.000.000**	**0**	**0**	0	**210.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000040000 FORTALECIMIENTO URBANÍSTICO DEL HÁBITAT SOCIALISTA EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: FORTALECER EL ESPACIO Y LAS CAPACIDADES LOCALES DEL DISTRITO CAPITAL, POR MEDIO DE LA EJECUCIÓN DE OBRAS EN MATERIA DE INFRAESTRUCTURA Y SERVICIOS, CON EL FIN DE BRINDAR A LAS COMUNIDADES UNA GESTIÓN DE CALIDAD AMBIENTAL Y URBANA APROVECHANDO LAS POTENCIALIDADES Y LOS INTERESES COMUNES DE LA CIUDAD CAPITAL

UNIDAD DE MEDIDA: OBRA **META:** 237

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000040003 REVITALIZACIÓN Y REHABILITACIÓN DE ESPACIOS Y EDIFICACIONES CULTURALES, PATRIMONIALES Y NO PATRIMONIALES PARA EL ENCUENTRO Y LA RECREACIÓN

UNIDAD DE MEDIDA: OBRA **META:** 7

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**9.184.429**	**0**	**0**	0	**9.184.429**
403	18	00	00	Impuestos indirectos	0	9.184.429	0	0	0	9.184.429
403	18	01	00	Impuesto al valor agregado	0	9.184.429	0	0	0	9.184.429
404	**00**	**00**	**00**	**Activos reales**	**0**	**77.815.572**	**0**	**0**	0	**77.815.572**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	0	73.979.593	0	0	0	73.979.593
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	0	25.510.205	0	0	0	25.510.205
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	0	48.469.388	0	0	0	48.469.388
404	14	00	00	Contratación de inspección de obras	0	3.835.979	0	0	0	3.835.979
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	0	1.322.751	0	0	0	1.322.751
404	14	02	00	Contratación de inspección de obras de bienes del dominio público	0	2.513.228	0	0	0	2.513.228
				Totales	**0**	**87.000.001**	**0**	**0**	0	**87.000.001**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000041000 APOYO PARA LA CONSOLIDACIÓN DE LAS COMUNAS SOCIALISTAS DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: CREAR LAS BASES PARA EL DESARROLLO DE LAS COMUNAS Y EL GOBIERNO COMUNAL

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 46

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Recursos Ordinarios - Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**5.415.000**	**0**	**0**	**0**	**5.415.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	630.000	0	0	0	630.000
402	01	01	00	Alimentos y bebidas para personas	0	630.000	0	0	0	630.000
402	03	00	00	Textiles y vestuarios	0	830.000	0	0	0	830.000
402	03	01	00	Textiles	0	370.000	0	0	0	370.000
402	03	02	00	Prendas de vestir	0	330.000	0	0	0	330.000
402	03	03	00	Calzados	0	130.000	0	0	0	130.000
402	04	00	00	Productos de cuero y caucho	0	100.000	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehículos	0	100.000	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	0	510.000	0	0	0	510.000
402	05	01	00	Pulpa de madera, papel y cartón	0	110.000	0	0	0	110.000
402	05	02	00	Envases y cajas de papel y cartón	0	20.000	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	0	160.000	0	0	0	160.000
402	05	04	00	Libros, revistas y periódicos	0	15.000	0	0	0	15.000
402	05	05	00	Material de enseñanza	0	35.000	0	0	0	35.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	0	60.000	0	0	0	60.000
402	05	99	00	Otros productos de pulpa, papel y cartón	0	110.000	0	0	0	110.000
402	06	00	00	Productos químicos y derivados	0	760.000	0	0	0	760.000
402	06	03	00	Tintas, pinturas y colorantes	0	340.000	0	0	0	340.000
402	06	04	00	Productos farmacéuticos y medicamentos	0	150.000	0	0	0	150.000
402	06	06	00	Combustibles y lubricantes	0	110.000	0	0	0	110.000
402	06	08	00	Productos plásticos	0	160.000	0	0	0	160.000
402	08	00	00	Productos metálicos	0	170.000	0	0	0	170.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	150.000	0	0	0	150.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	0	20.000	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	0	2.415.000	0	0	0	2.415.000
402	10	01	00	Artículos de deporte, recreación y juguetes	0	330.000	0	0	0	330.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	320.000	0	0	0	320.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000041000 APOYO PARA LA CONSOLIDACIÓN DE LAS COMUNAS SOCIALISTAS DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: CREAR LAS BASES PARA EL DESARROLLO DE LAS COMUNAS Y EL GOBIERNO COMUNAL

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 46

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	10	03	00	Utensilios de cocina y comedor	0	30.000	0	0	0	30.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	100.000	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	500.000	0	0	0	500.000
402	10	06	00	Condecoraciones, ofrendas y similares	0	20.000	0	0	0	20.000
402	10	07	00	Productos de seguridad en el trabajo	0	300.000	0	0	0	300.000
402	10	08	00	Materiales para equipos de computación	0	300.000	0	0	0	300.000
402	10	11	00	Materiales eléctricos	0	160.000	0	0	0	160.000
402	10	12	00	Materiales para instalaciones sanitarias	0	15.000	0	0	0	15.000
402	10	13	00	Materiales fotográficos	0	10.000	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	0	330.000	0	0	0	330.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**3.380.200**	**0**	**0**	**0**	**3.380.200**
403	04	00	00	Servicios básicos	0	100.000	0	0	0	100.000
403	04	04	00	Teléfonos	0	100.000	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	0	50.000	0	0	0	50.000
403	06	01	00	Fletes y embalajes	0	50.000	0	0	0	50.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	450.000	0	0	0	450.000
403	07	02	00	Imprenta y reproducción	0	200.000	0	0	0	200.000
403	07	03	00	Relaciones sociales	0	250.000	0	0	0	250.000
403	09	00	00	Viáticos y pasajes	0	1.080.000	0	0	0	1.080.000
403	09	01	00	Viáticos y pasajes dentro del país	0	280.000	0	0	0	280.000
403	09	02	00	Viáticos y pasajes fuera del país	0	800.000	0	0	0	800.000
403	10	00	00	Servicios profesionales y técnicos	0	600.000	0	0	0	600.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	0	200.000	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	100.000	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	0	300.000	0	0	0	300.000
403	18	00	00	Impuestos indirectos	0	1.000.200	0	0	0	1.000.200
403	18	01	00	Impuesto al valor agregado	0	1.000.200	0	0	0	1.000.200
403	99	00	00	Otros servicios no personales	0	100.000	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000041000 APOYO PARA LA CONSOLIDACIÓN DE LAS COMUNAS SOCIALISTAS DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: CREAR LAS BASES PARA EL DESARROLLO DE LAS COMUNAS Y EL GOBIERNO COMUNAL

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE

META: 46

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	99	01	00	Otros servicios no personales	0	100.000	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**0**	**540.000**	**0**	**0**	**0**	**540.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	300.000	0	0	0	300.000
404	05	01	00	Equipos de telecomunicaciones	0	300.000	0	0	0	300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	100.000	0	0	0	100.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	100.000	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	140.000	0	0	0	140.000
404	09	01	00	Mobiliario y equipos de oficina	0	30.000	0	0	0	30.000
404	09	03	00	Mobiliario y equipos de alojamiento	0	10.000	0	0	0	10.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	0	100.000	0	0	0	100.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**62.217.692**	**0**	**0**	**0**	**62.217.692**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	0	62.217.692	0	0	0	62.217.692
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	0	62.217.692	0	0	0	62.217.692
407	12	02	02	Donaciones de Capital a Consejos Comunales	0	62.217.692	0	0	0	62.217.692
				Totales	**0**	**71.552.892**	**0**	**0**	**0**	**71.552.892**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000041000 APOYO PARA LA CONSOLIDACIÓN DE LAS COMUNAS SOCIALISTAS DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: CREAR LAS BASES PARA EL DESARROLLO DE LAS COMUNAS Y EL GOBIERNO COMUNAL

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE

META: 46

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000041000 APOYO PARA LA CONSOLIDACIÓN DE LAS COMUNAS SOCIALISTAS DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: CREAR LAS BASES PARA EL DESARROLLO DE LAS COMUNAS Y EL GOBIERNO COMUNAL

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 46

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000041001 FORTALECER EL SISTEMA DE ECONOMÍA COMUNAL SEGÚN LAS CADENAS Y REDES DE PRODUCCIÓN PRIORIZADAS PARA CARACAS

UNIDAD DE MEDIDA: RED FORTALECIDA **META:** 5

RESPONSABLE/EJECUTOR: SECRETARIA DE PROMOCION DE COMUNAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**3.685.000**	**0**	**0**	0	**3.685.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	215.000	0	0	0	215.000
402	01	01	00	Alimentos y bebidas para personas	0	215.000	0	0	0	215.000
402	03	00	00	Textiles y vestuarios	0	400.000	0	0	0	400.000
402	03	01	00	Textiles	0	150.000	0	0	0	150.000
402	03	02	00	Prendas de vestir	0	150.000	0	0	0	150.000
402	03	03	00	Calzados	0	100.000	0	0	0	100.000
402	04	00	00	Productos de cuero y caucho	0	100.000	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehículos	0	100.000	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	0	260.000	0	0	0	260.000
402	05	01	00	Pulpa de madera, papel y cartón	0	100.000	0	0	0	100.000
402	05	02	00	Envases y cajas de papel y cartón	0	10.000	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	0	50.000	0	0	0	50.000
402	05	04	00	Libros, revistas y periódicos	0	10.000	0	0	0	10.000
402	05	05	00	Material de enseñanza	0	30.000	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	0	50.000	0	0	0	50.000
402	05	99	00	Otros productos de pulpa, papel y cartón	0	10.000	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	0	700.000	0	0	0	700.000
402	06	03	00	Tintas, pinturas y colorantes	0	300.000	0	0	0	300.000
402	06	04	00	Productos farmacéuticos y medicamentos	0	150.000	0	0	0	150.000
402	06	06	00	Combustibles y lubricantes	0	100.000	0	0	0	100.000
402	06	08	00	Productos plásticos	0	150.000	0	0	0	150.000
402	08	00	00	Productos metálicos	0	100.000	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000041000 APOYO PARA LA CONSOLIDACIÓN DE LAS COMUNAS SOCIALISTAS DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: CREAR LAS BASES PARA EL DESARROLLO DE LAS COMUNAS Y EL GOBIERNO COMUNAL

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 46

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000041001 FORTALECER EL SISTEMA DE ECONOMÍA COMUNAL SEGÚN LAS CADENAS Y REDES DE PRODUCCIÓN PRIORIZADAS PARA CARACAS

UNIDAD DE MEDIDA: RED FORTALECIDA **META:** 5

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	100.000	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	0	1.910.000	0	0	0	1.910.000
402	10	01	00	Artículos de deporte, recreación y juguetes	0	50.000	0	0	0	50.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	150.000	0	0	0	150.000
402	10	03	00	Utensilios de cocina y comedor	0	30.000	0	0	0	30.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	100.000	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	500.000	0	0	0	500.000
402	10	06	00	Condecoraciones, ofrendas y similares	0	20.000	0	0	0	20.000
402	10	07	00	Productos de seguridad en el trabajo	0	300.000	0	0	0	300.000
402	10	08	00	Materiales para equipos de computación	0	300.000	0	0	0	300.000
402	10	11	00	Materiales eléctricos	0	150.000	0	0	0	150.000
402	10	13	00	Materiales fotográficos	0	10.000	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	0	300.000	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**1.882.000**	**0**	**0**	0	**1.882.000**
403	04	00	00	Servicios básicos	0	100.000	0	0	0	100.000
403	04	04	00	Teléfonos	0	100.000	0	0	0	100.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	150.000	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	0	150.000	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	0	200.000	0	0	0	200.000
403	09	01	00	Viáticos y pasajes dentro del país	0	200.000	0	0	0	200.000
403	10	00	00	Servicios profesionales y técnicos	0	600.000	0	0	0	600.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	0	200.000	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	100.000	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000041000 APOYO PARA LA CONSOLIDACIÓN DE LAS COMUNAS SOCIALISTAS DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: CREAR LAS BASES PARA EL DESARROLLO DE LAS COMUNAS Y EL GOBIERNO COMUNAL

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 46

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000041001 FORTALECER EL SISTEMA DE ECONOMÍA COMUNAL SEGÚN LAS CADENAS Y REDES DE PRODUCCIÓN PRIORIZADAS PARA CARACAS

UNIDAD DE MEDIDA: RED FORTALECIDA **META:** 5

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	0	300.000	0	0	0	300.000
403	18	00	00	Impuestos indirectos	0	732.000	0	0	0	732.000
403	18	01	00	Impuesto al valor agregado	0	732.000	0	0	0	732.000
403	99	00	00	Otros servicios no personales	0	100.000	0	0	0	100.000
403	99	01	00	Otros servicios no personales	0	100.000	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**0**	**200.000**	**0**	**0**	0	**200.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	100.000	0	0	0	100.000
404	05	01	00	Equipos de telecomunicaciones	0	100.000	0	0	0	100.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	100.000	0	0	0	100.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	100.000	0	0	0	100.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**40.292.162**	**0**	**0**	0	**40.292.162**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	0	40.292.162	0	0	0	40.292.162
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	0	40.292.162	0	0	0	40.292.162
407	12	02	02	Donaciones de Capital a Consejos Comunales	0	40.292.162	0	0	0	40.292.162
				Totales	**0**	**46.059.162**	**0**	**0**	0	**46.059.162**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000041000 APOYO PARA LA CONSOLIDACIÓN DE LAS COMUNAS SOCIALISTAS DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: CREAR LAS BASES PARA EL DESARROLLO DE LAS COMUNAS Y EL GOBIERNO COMUNAL

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 46

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000041002 ACOMPAÑAMIENTO A LAS COMUNAS SOCIALISTAS DE CARACAS

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 46

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**1.730.000**	**0**	**0**	0	**1.730.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	415.000	0	0	0	415.000
402	01	01	00	Alimentos y bebidas para personas	0	415.000	0	0	0	415.000
402	03	00	00	Textiles y vestuarios	0	430.000	0	0	0	430.000
402	03	01	00	Textiles	0	220.000	0	0	0	220.000
402	03	02	00	Prendas de vestir	0	180.000	0	0	0	180.000
402	03	03	00	Calzados	0	30.000	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	0	250.000	0	0	0	250.000
402	05	01	00	Pulpa de madera, papel y cartón	0	10.000	0	0	0	10.000
402	05	02	00	Envases y cajas de papel y cartón	0	10.000	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	0	110.000	0	0	0	110.000
402	05	04	00	Libros, revistas y periódicos	0	5.000	0	0	0	5.000
402	05	05	00	Material de enseñanza	0	5.000	0	0	0	5.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	0	10.000	0	0	0	10.000
402	05	99	00	Otros productos de pulpa, papel y cartón	0	100.000	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	0	60.000	0	0	0	60.000
402	06	03	00	Tintas, pinturas y colorantes	0	40.000	0	0	0	40.000
402	06	06	00	Combustibles y lubricantes	0	10.000	0	0	0	10.000
402	06	08	00	Productos plásticos	0	10.000	0	0	0	10.000
402	08	00	00	Productos metálicos	0	70.000	0	0	0	70.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	50.000	0	0	0	50.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	0	20.000	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	0	505.000	0	0	0	505.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000041000 APOYO PARA LA CONSOLIDACIÓN DE LAS COMUNAS SOCIALISTAS DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: CREAR LAS BASES PARA EL DESARROLLO DE LAS COMUNAS Y EL GOBIERNO COMUNAL

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 46

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000041002 ACOMPAÑAMIENTO A LAS COMUNAS SOCIALISTAS DE CARACAS

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 46

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	10	01	00	Artículos de deporte, recreación y juguetes	0	280.000	0	0	0	280.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	170.000	0	0	0	170.000
402	10	11	00	Materiales eléctricos	0	10.000	0	0	0	10.000
402	10	12	00	Materiales para instalaciones sanitarias	0	15.000	0	0	0	15.000
402	10	99	00	Otros productos y útiles diversos	0	30.000	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**1.498.200**	**0**	**0**	0	**1.498.200**
403	06	00	00	Servicios de transporte y almacenaje	0	50.000	0	0	0	50.000
403	06	01	00	Fletes y embalajes	0	50.000	0	0	0	50.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	300.000	0	0	0	300.000
403	07	02	00	Imprenta y reproducción	0	50.000	0	0	0	50.000
403	07	03	00	Relaciones sociales	0	250.000	0	0	0	250.000
403	09	00	00	Viáticos y pasajes	0	880.000	0	0	0	880.000
403	09	01	00	Viáticos y pasajes dentro del país	0	80.000	0	0	0	80.000
403	09	02	00	Viáticos y pasajes fuera del país	0	800.000	0	0	0	800.000
403	18	00	00	Impuestos indirectos	0	268.200	0	0	0	268.200
403	18	01	00	Impuesto al valor agregado	0	268.200	0	0	0	268.200
404	**00**	**00**	**00**	**Activos reales**	**0**	**340.000**	**0**	**0**	0	**340.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	200.000	0	0	0	200.000
404	05	01	00	Equipos de telecomunicaciones	0	200.000	0	0	0	200.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	140.000	0	0	0	140.000
404	09	01	00	Mobiliario y equipos de oficina	0	30.000	0	0	0	30.000
404	09	03	00	Mobiliario y equipos de alojamiento	0	10.000	0	0	0	10.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	0	100.000	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000041000 APOYO PARA LA CONSOLIDACIÓN DE LAS COMUNAS SOCIALISTAS DEL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: CREAR LAS BASES PARA EL DESARROLLO DE LAS COMUNAS Y EL GOBIERNO COMUNAL

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 46

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000041002 ACOMPAÑAMIENTO A LAS COMUNAS SOCIALISTAS DE CARACAS

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 46

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**21.925.530**	**0**	**0**	0	**21.925.530**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	0	21.925.530	0	0	0	21.925.530
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	0	21.925.530	0	0	0	21.925.530
407	12	02	02	Donaciones de Capital a Consejos Comunales	0	21.925.530	0	0	0	21.925.530
				Totales	**0**	**25.493.730**	**0**	**0**	0	**25.493.730**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000042000 CREACIÓN DE UN MODELO URBANO HUMANO Y ARMÓNICO PARA ALCANZAR UN NUEVO PATRÓN DE ORGANIZACIÓN SOCIO TERRITORIAL EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: IDENTIFICAR Y PROPONER ACCIONES PARA LA MEJORA DEL HÁBITAT DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: PLAN **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN SOCIO-TERRITORIAL **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**880.000**	**0**	**0**	**0**	**880.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	240.000	0	0	0	240.000
402	01	01	00	Alimentos y bebidas para personas	0	240.000	0	0	0	240.000
402	03	00	00	Textiles y vestuarios	0	40.000	0	0	0	40.000
402	03	02	00	Prendas de vestir	0	40.000	0	0	0	40.000
402	05	00	00	Productos de papel, cartón e impresos	0	270.000	0	0	0	270.000
402	05	01	00	Pulpa de madera, papel y cartón	0	30.000	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	0	240.000	0	0	0	240.000
402	10	00	00	Productos varios y útiles diversos	0	330.000	0	0	0	330.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	200.000	0	0	0	200.000
402	10	07	00	Productos de seguridad en el trabajo	0	60.000	0	0	0	60.000
402	10	08	00	Materiales para equipos de computación	0	70.000	0	0	0	70.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**2.400.000**	**0**	**0**	**0**	**2.400.000**
403	10	00	00	Servicios profesionales y técnicos	0	1.888.000	0	0	0	1.888.000
403	10	03	00	Servicios de procesamiento de datos	0	880.000	0	0	0	880.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	0	1.008.000	0	0	0	1.008.000
403	18	00	00	Impuestos indirectos	0	512.000	0	0	0	512.000
403	18	01	00	Impuesto al valor agregado	0	512.000	0	0	0	512.000
404	**00**	**00**	**00**	**Activos reales**	**0**	**1.720.000**	**0**	**0**	**0**	**1.720.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	10.000	0	0	0	10.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	0	10.000	0	0	0	10.000
404	12	00	00	Activos intangibles	0	910.000	0	0	0	910.000
404	12	04	00	Paquetes y programas de computación	0	30.000	0	0	0	30.000
404	12	05	00	Estudios y proyectos	0	880.000	0	0	0	880.000
404	13	00	00	Estudios y proyectos para inversión en activos fijos	0	800.000	0	0	0	800.000
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	0	800.000	0	0	0	800.000
				Totales	**0**	**5.000.000**	**0**	**0**	**0**	**5.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000042000 CREACIÓN DE UN MODELO URBANO HUMANO Y ARMÓNICO PARA ALCANZAR UN NUEVO PATRÓN DE ORGANIZACIÓN SOCIO TERRITORIAL EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: IDENTIFICAR Y PROPONER ACCIONES PARA LA MEJORA DEL HÁBITAT DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: PLAN

META: 2

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN SOCIO-TERRITORIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000042000 CREACIÓN DE UN MODELO URBANO HUMANO Y ARMÓNICO PARA ALCANZAR UN NUEVO PATRÓN DE ORGANIZACIÓN SOCIO TERRITORIAL EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: IDENTIFICAR Y PROPONER ACCIONES PARA LA MEJORA DEL HÁBITAT DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: PLAN **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN SOCIO-TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000042001 CREACIÓN DE UN SISTEMA DE INFORMACIÓN GEOGRÁFICA PARA EL ORDENAMIENTO TERRITORIAL DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: ANTEPROYECTO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN SOCIO TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**2.000.000**	**0**	**0**	0	**2.000.000**
403	10	00	00	Servicios profesionales y técnicos	0	1.800.000	0	0	0	1.800.000
403	10	03	00	Servicios de procesamiento de datos	0	880.000	0	0	0	880.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	0	920.000	0	0	0	920.000
403	18	00	00	Impuestos indirectos	0	200.000	0	0	0	200.000
403	18	01	00	Impuesto al valor agregado	0	200.000	0	0	0	200.000
				Totales	**0**	**2.000.000**	**0**	**0**	0	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000042000 CREACIÓN DE UN MODELO URBANO HUMANO Y ARMÓNICO PARA ALCANZAR UN NUEVO PATRÓN DE ORGANIZACIÓN SOCIO TERRITORIAL EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: IDENTIFICAR Y PROPONER ACCIONES PARA LA MEJORA DEL HÁBITAT DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: PLAN **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN SOCIO-TERRITORIAL **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50000042002 CREACIÓN DE PLANES PARROQUIALES PARA EL DISTRITO CAPITAL

UNIDAD DE MEDIDA: PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN SOCIO TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**880.000**	**0**	**0**	0	**880.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	240.000	0	0	0	240.000
402	01	01	00	Alimentos y bebidas para personas	0	240.000	0	0	0	240.000
402	03	00	00	Textiles y vestuarios	0	40.000	0	0	0	40.000
402	03	02	00	Prendas de vestir	0	40.000	0	0	0	40.000
402	05	00	00	Productos de papel, cartón e impresos	0	270.000	0	0	0	270.000
402	05	01	00	Pulpa de madera, papel y cartón	0	30.000	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	0	240.000	0	0	0	240.000
402	10	00	00	Productos varios y útiles diversos	0	330.000	0	0	0	330.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	200.000	0	0	0	200.000
402	10	07	00	Productos de seguridad en el trabajo	0	60.000	0	0	0	60.000
402	10	08	00	Materiales para equipos de computación	0	70.000	0	0	0	70.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**400.000**	**0**	**0**	0	**400.000**
403	10	00	00	Servicios profesionales y técnicos	0	88.000	0	0	0	88.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	0	88.000	0	0	0	88.000
403	18	00	00	Impuestos indirectos	0	312.000	0	0	0	312.000
403	18	01	00	Impuesto al valor agregado	0	312.000	0	0	0	312.000
404	**00**	**00**	**00**	**Activos reales**	**0**	**1.720.000**	**0**	**0**	0	**1.720.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	10.000	0	0	0	10.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	0	10.000	0	0	0	10.000
404	12	00	00	Activos intangibles	0	910.000	0	0	0	910.000
404	12	04	00	Paquetes y programas de computación	0	30.000	0	0	0	30.000
404	12	05	00	Estudios y proyectos	0	880.000	0	0	0	880.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000042000 CREACIÓN DE UN MODELO URBANO HUMANO Y ARMÓNICO PARA ALCANZAR UN NUEVO PATRÓN DE ORGANIZACIÓN SOCIO TERRITORIAL EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: IDENTIFICAR Y PROPONER ACCIONES PARA LA MEJORA DEL HÁBITAT DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: PLAN

META: 2

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN SOCIO-TERRITORIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50000042002 CREACIÓN DE PLANES PARROQUIALES PARA EL DISTRITO CAPITAL

UNIDAD DE MEDIDA: PROYECTO

META: 2

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACION SOCIO TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	13	00	00	Estudios y proyectos para inversión en activos fijos	0	800.000	0	0	0	800.000
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	0	800.000	0	0	0	800.000
				Totales	**0**	**3.000.000**	**0**	**0**	0	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 573.487.055

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**573.487.055**	**0**	**0**	**0**	**573.487.055**
407	01	00	00	Transferencias y donaciones corrientes internas	0	573.487.055	0	0	0	573.487.055
407	01	03	00	Transferencias corrientes internas al sector público	0	573.487.055	0	0	0	573.487.055
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	300.487.055	0	0	0	300.487.055
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	0	273.000.000	0	0	0	273.000.000
				Totales	**0**	**573.487.055**	**0**	**0**	**0**	**573.487.055**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 573.487.055

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios – Ingresos Propios	Recursos Ordinarios – Situado Constitucional	Recursos Ordinarios – Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios – Otras Fuentes	Recursos Extraordinarios – Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**573.487.055**	**0**	**0**	**0**	**573.487.055**
407	01	00	00	Transferencias y donaciones corrientes internas	0	573.487.055	0	0	0	573.487.055
407	01	03	00	Transferencias corrientes internas al sector público	0	573.487.055	0	0	0	573.487.055
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	300.487.055	0	0	0	300.487.055
				- A0227 Fundación para los Niños, Niñas y Adolescentes del Distrito Capital	0	12.000.000	0	0	0	12.000.000
				- A0244 Fundación para la Identidad Caraqueña del Distrito Capital	0	20.000.000	0	0	0	20.000.000
				- A0493 Fundación Banda Marcial de Caracas	0	1.500.000	0	0	0	1.500.000
				- A0494 Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas	0	100.000.000	0	0	0	100.000.000
				- A0495 Fundación Vivienda del Distrito Capital	0	100.000.000	0	0	0	100.000.000
				- A1353 Servicio de Administración Tributaria del Distrito Capital (SATDC)	0	9.987.055	0	0	0	9.987.055
				- A1354 Cuerpo de Bomberos del Gobierno del Distrito Capital	0	57.000.000	0	0	0	57.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	0	273.000.000	0	0	0	273.000.000
				- A1536 Corporación de Servicios del Distrito Capital, S.A.	0	273.000.000	0	0	0	273.000.000
				Totales	**0**	**573.487.055**	**0**	**0**	**0**	**573.487.055**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 573.487.055

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50009999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO ENDÓGENO COMUNAL AGROALIMENTARIO FUNDECA YERBA CARACAS

UNIDAD DE MEDIDA: BOLÍVAR

META: 100.000.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**100.000.000**	**0**	**0**	0	**100.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	0	100.000.000	0	0	0	100.000.000
407	01	03	00	Transferencias corrientes internas al sector público	0	100.000.000	0	0	0	100.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	100.000.000	0	0	0	100.000.000
				Totales	**0**	**100.000.000**	**0**	**0**	0	**100.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 573.487.055

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50009999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA LOS NIÑOS, NIÑAS Y ADOLESCENTES DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 12.000.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**12.000.000**	**0**	**0**	0	**12.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	0	12.000.000	0	0	0	12.000.000
407	01	03	00	Transferencias corrientes internas al sector público	0	12.000.000	0	0	0	12.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	12.000.000	0	0	0	12.000.000
				Totales	**0**	**12.000.000**	**0**	**0**	0	**12.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 573.487.055

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50009999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN VIVIENDA DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 100.000.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**100.000.000**	**0**	**0**	0	**100.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	0	100.000.000	0	0	0	100.000.000
407	01	03	00	Transferencias corrientes internas al sector público	0	100.000.000	0	0	0	100.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	100.000.000	0	0	0	100.000.000
				Totales	**0**	**100.000.000**	**0**	**0**	0	**100.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 573.487.055

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50009999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO DE ADMINISTRACIÓN TRIBUTARIA DEL DISTRITO CAPITAL (SATDC)

UNIDAD DE MEDIDA: BOLÍVAR

META: 9.987.055

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**9.987.055**	**0**	**0**	0	**9.987.055**
407	01	00	00	Transferencias y donaciones corrientes internas	0	9.987.055	0	0	0	9.987.055
407	01	03	00	Transferencias corrientes internas al sector público	0	9.987.055	0	0	0	9.987.055
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	9.987.055	0	0	0	9.987.055
				Totales	**0**	**9.987.055**	**0**	**0**	0	**9.987.055**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 573.487.055

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E50009999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CUERPO DE BOMBEROS DEL GOBIERNO DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 57.000.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**57.000.000**	**0**	**0**	0	**57.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	0	57.000.000	0	0	0	57.000.000
407	01	03	00	Transferencias corrientes internas al sector público	0	57.000.000	0	0	0	57.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	57.000.000	0	0	0	57.000.000
				Totales	**0**	**57.000.000**	**0**	**0**	0	**57.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 573.487.055

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50009999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN BANDA MARCIAL DE CARACAS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.500.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**1.500.000**	**0**	**0**	0	**1.500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	0	1.500.000	0	0	0	1.500.000
407	01	03	00	Transferencias corrientes internas al sector público	0	1.500.000	0	0	0	1.500.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	1.500.000	0	0	0	1.500.000
				Totales	**0**	**1.500.000**	**0**	**0**	0	**1.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 573.487.055

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50009999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN DE SERVICIOS DEL DISTRITO CAPITAL, S.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 273.000.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**273.000.000**	**0**	**0**	0	**273.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	0	273.000.000	0	0	0	273.000.000
407	01	03	00	Transferencias corrientes internas al sector público	0	273.000.000	0	0	0	273.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	0	273.000.000	0	0	0	273.000.000
				Totales	**0**	**273.000.000**	**0**	**0**	0	**273.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 573.487.055

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50009999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA LA IDENTIDAD CARAQUEÑA DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 20.000.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**20.000.000**	**0**	**0**	0	**20.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	0	20.000.000	0	0	0	20.000.000
407	01	03	00	Transferencias corrientes internas al sector público	0	20.000.000	0	0	0	20.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	20.000.000	0	0	0	20.000.000
				Totales	**0**	**20.000.000**	**0**	**0**	0	**20.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**943.215.769**	**0**	**0**	**0**	**943.215.769**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	232.940.701	0	0	0	232.940.701
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	162.338.000	0	0	0	162.338.000
401	01	03	00	Suplencias a empleados	0	9.479.345	0	0	0	9.479.345
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	35.441.139	0	0	0	35.441.139
401	01	12	00	Salarios a obreros en puestos no permanentes	0	1.150.137	0	0	0	1.150.137
401	01	13	00	Suplencias a obreros	0	3.942.552	0	0	0	3.942.552
401	01	18	00	Remuneraciones al personal contratado	0	16.494.660	0	0	0	16.494.660
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	0	1.084.000	0	0	0	1.084.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	0	32.780	0	0	0	32.780
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	0	2.828.088	0	0	0	2.828.088
401	01	99	00	Otras retribuciones	0	150.000	0	0	0	150.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	0	3.221.683	0	0	0	3.221.683
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	0	1.706.276	0	0	0	1.706.276
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	0	1.515.407	0	0	0	1.515.407
401	03	00	00	Primas	0	65.458.176	0	0	0	65.458.176
401	03	01	00	Primas por mérito a empleados	0	20.000	0	0	0	20.000
401	03	02	00	Primas de transporte a empleados	0	2.824.800	0	0	0	2.824.800
401	03	03	00	Primas por hogar a empleados	0	28.138	0	0	0	28.138
401	03	04	00	Primas por hijos a empleados	0	894.528	0	0	0	894.528
401	03	06	00	Primas por residencia a empleados	0	56.748	0	0	0	56.748
401	03	07	00	Primas por categoría de escuelas a empleados	0	8.269.992	0	0	0	8.269.992
401	03	08	00	Primas de profesionalización a empleados	0	12.295.940	0	0	0	12.295.940
401	03	09	00	Primas por antigüedad a empleados	0	12.098.687	0	0	0	12.098.687
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	0	5.585.650	0	0	0	5.585.650
401	03	16	00	Primas por mérito a obreros	0	20.000	0	0	0	20.000
401	03	17	00	Primas de transporte a obreros	0	2.047.853	0	0	0	2.047.853
401	03	19	00	Primas por hijos de obreros	0	339.984	0	0	0	339.984
401	03	21	00	Primas por antigüedad a obreros	0	3.437.741	0	0	0	3.437.741
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	0	135.460	0	0	0	135.460
401	03	95	00	Otras primas al personal de alto nivel y de dirección	0	3.834.730	0	0	0	3.834.730

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	03	96	00	Otras primas al personal contratado	0	1.680.000	0	0	0	1.680.000
401	03	97	00	Otras primas a empleados	0	5.389.004	0	0	0	5.389.004
401	03	98	00	Otras primas a obreros	0	6.498.921	0	0	0	6.498.921
401	04	00	00	Complementos de sueldos y salarios	0	132.774.223	0	0	0	132.774.223
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	0	569.291	0	0	0	569.291
401	04	02	00	Complemento a empleados por trabajo nocturno	0	1.033.140	0	0	0	1.033.140
401	04	06	00	Complemento a empleados por comisión de servicios	0	1.081.011	0	0	0	1.081.011
401	04	08	00	Bono compensatorio de alimentación a empleados	0	56.546.604	0	0	0	56.546.604
401	04	09	00	Bono compensatorio de transporte a empleados	0	5.195.232	0	0	0	5.195.232
401	04	10	00	Complemento a empleados por días feriados	0	1.258.400	0	0	0	1.258.400
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	0	578.637	0	0	0	578.637
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	0	752.811	0	0	0	752.811
401	04	16	00	Complemento a obreros por gastos de alimentación	0	6.502	0	0	0	6.502
401	04	18	00	Bono compensatorio de alimentación a obreros	0	20.365.914	0	0	0	20.365.914
401	04	19	00	Bono compensatorio de transporte a obreros	0	1.737.205	0	0	0	1.737.205
401	04	20	00	Complemento a obreros por días feriados	0	1.047.200	0	0	0	1.047.200
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	0	581.203	0	0	0	581.203
401	04	26	00	Bono compensatorio de alimentación al personal contratado	0	10.125.395	0	0	0	10.125.395
401	04	27	00	Bono compensatorio de transporte al personal contratado	0	2.282.880	0	0	0	2.282.880
401	04	28	00	Complemento al personal contratado por días feriados	0	1.488.800	0	0	0	1.488.800
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	0	19.440	0	0	0	19.440
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	0	346.252	0	0	0	346.252
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	0	3.169.504	0	0	0	3.169.504
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	0	1.924.560	0	0	0	1.924.560
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	0	720	0	0	0	720
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	0	75.600	0	0	0	75.600
401	04	96	00	Otros complementos a empleados	0	11.040.491	0	0	0	11.040.491
401	04	97	00	Otros complementos a obreros	0	2.391.595	0	0	0	2.391.595
401	04	98	00	Otros complementos al personal contratado	0	9.155.836	0	0	0	9.155.836
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	0	144.078.976	0	0	0	144.078.976
401	05	01	00	Aguinaldos a empleados	0	64.253.337	0	0	0	64.253.337

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares - Recursos Ordinarios - Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
401	05	03	00	Bono vacacional a empleados	0	45.137.189	0	0	0	45.137.189
401	05	04	00	Aguinaldos a obreros	0	14.368.215	0	0	0	14.368.215
401	05	06	00	Bono vacacional a obreros	0	7.120.601	0	0	0	7.120.601
401	05	07	00	Aguinaldos al personal contratado	0	6.357.795	0	0	0	6.357.795
401	05	08	00	Bono vacacional al personal contratado	0	2.543.118	0	0	0	2.543.118
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	0	31.667	0	0	0	31.667
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	0	12.667	0	0	0	12.667
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	0	3.038.848	0	0	0	3.038.848
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	0	1.215.539	0	0	0	1.215.539
401	06	00	00	Aportes patronales y legales	0	60.222.086	0	0	0	60.222.086
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	0	19.900.779	0	0	0	19.900.779
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	0	13.855.785	0	0	0	13.855.785
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	0	2.410.765	0	0	0	2.410.765
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	0	5.197.821	0	0	0	5.197.821
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	0	3.911.679	0	0	0	3.911.679
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	0	5.314.282	0	0	0	5.314.282
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	0	1.524.107	0	0	0	1.524.107
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	0	1.419.993	0	0	0	1.419.993
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	0	921.999	0	0	0	921.999
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	0	2.080.059	0	0	0	2.080.059
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	0	731.945	0	0	0	731.945
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	0	10.260	0	0	0	10.260
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	0	833	0	0	0	833
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	0	3.167	0	0	0	3.167
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	0	972.691	0	0	0	972.691
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	0	499.824	0	0	0	499.824
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	0	301.949	0	0	0	301.949
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	0	2.850	0	0	0	2.850
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	0	212.207	0	0	0	212.207
401	06	95	00	Otros aportes legales por personal contratado	0	949.091	0	0	0	949.091

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS E5000 - 101

ENTIDAD FEDERAL: DISTRITO CAPITAL **ACCIÓN CENTRALIZADA:** E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	0	230.845.370	0	0	0	230.845.370
401	07	01	00	Capacitación y adiestramiento a empleados	0	5.000	0	0	0	5.000
401	07	02	00	Becas a empleados	0	3.227.338	0	0	0	3.227.338
401	07	03	00	Ayudas por matrimonio a empleados	0	12.800	0	0	0	12.800
401	07	04	00	Ayudas por nacimiento de hijos a empleados	0	11.000	0	0	0	11.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	0	23.793.706	0	0	0	23.793.706
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	0	90.223.600	0	0	0	90.223.600
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	0	7.004.040	0	0	0	7.004.040
401	07	10	00	Dotación de uniformes a empleados	0	2.000.000	0	0	0	2.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	0	2.493.332	0	0	0	2.493.332
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	0	4.869.720	0	0	0	4.869.720
401	07	17	00	Capacitación y adiestramiento a obreros	0	5.000	0	0	0	5.000
401	07	18	00	Becas a obreros	0	1.527.744	0	0	0	1.527.744
401	07	19	00	Ayudas por matrimonio de obreros	0	4.160	0	0	0	4.160
401	07	20	00	Ayudas por nacimiento de hijos de obreros	0	4.160	0	0	0	4.160
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	0	6.121.191	0	0	0	6.121.191
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	0	45.398.400	0	0	0	45.398.400
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	0	3.486.600	0	0	0	3.486.600
401	07	26	00	Dotación de uniformes a obreros	0	2.082.440	0	0	0	2.082.440
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	0	1.412.148	0	0	0	1.412.148
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	0	1.935.600	0	0	0	1.935.600
401	07	33	00	Asistencia socio-económica al personal contratado	0	29.293.918	0	0	0	29.293.918
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	0	2.000	0	0	0	2.000
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	0	2.000	0	0	0	2.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	0	9.120	0	0	0	9.120
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	0	26.000	0	0	0	26.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	0	5.000	0	0	0	5.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	0	3.080	0	0	0	3.080
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	0	3.080	0	0	0	3.080
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	0	834.155	0	0	0	834.155

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	0	3.010.800	0	0	0	3.010.800
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	0	3.600	0	0	0	3.600
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	0	396.241	0	0	0	396.241
401	07	96	00	Otras subvenciones a empleados	0	864.800	0	0	0	864.800
401	07	97	00	Otras subvenciones a obreros	0	773.597	0	0	0	773.597
401	08	00	00	Prestaciones sociales e indemnizaciones	0	73.674.554	0	0	0	73.674.554
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	0	53.158.456	0	0	0	53.158.456
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	0	12.659.173	0	0	0	12.659.173
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	0	5.298.162	0	0	0	5.298.162
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	0	26.389	0	0	0	26.389
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	0	2.532.374	0	0	0	2.532.374
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**6.784.231**	**0**	**0**	**0**	**6.784.231**
403	10	00	00	Servicios profesionales y técnicos	0	3.672.000	0	0	0	3.672.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	3.672.000	0	0	0	3.672.000
403	18	00	00	Impuestos indirectos	0	1.395.224	0	0	0	1.395.224
403	18	01	00	Impuesto al valor agregado	0	1.395.224	0	0	0	1.395.224
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	0	1.717.007	0	0	0	1.717.007
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	0	1.717.007	0	0	0	1.717.007
				Totales	**0**	**950.000.000**	**0**	**0**	**0**	**950.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS E5000 - 103

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50000001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**943.215.769**	**0**	**0**	**0**	**943.215.769**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	232.940.701	0	0	0	232.940.701
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	162.338.000	0	0	0	162.338.000
401	01	03	00	Suplencias a empleados	0	9.479.345	0	0	0	9.479.345
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	35.441.139	0	0	0	35.441.139
401	01	12	00	Salarios a obreros en puestos no permanentes	0	1.150.137	0	0	0	1.150.137
401	01	13	00	Suplencias a obreros	0	3.942.552	0	0	0	3.942.552
401	01	18	00	Remuneraciones al personal contratado	0	16.494.660	0	0	0	16.494.660
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	0	1.084.000	0	0	0	1.084.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	0	32.780	0	0	0	32.780
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	0	2.828.088	0	0	0	2.828.088
401	01	99	00	Otras retribuciones	0	150.000	0	0	0	150.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	0	3.221.683	0	0	0	3.221.683
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	0	1.706.276	0	0	0	1.706.276
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	0	1.515.407	0	0	0	1.515.407
401	03	00	00	Primas	0	65.458.176	0	0	0	65.458.176
401	03	01	00	Primas por mérito a empleados	0	20.000	0	0	0	20.000
401	03	02	00	Primas de transporte a empleados	0	2.824.800	0	0	0	2.824.800
401	03	03	00	Primas por hogar a empleados	0	28.138	0	0	0	28.138
401	03	04	00	Primas por hijos a empleados	0	894.528	0	0	0	894.528
401	03	06	00	Primas por residencia a empleados	0	56.748	0	0	0	56.748
401	03	07	00	Primas por categoría de escuelas a empleados	0	8.269.992	0	0	0	8.269.992
401	03	08	00	Primas de profesionalización a empleados	0	12.295.940	0	0	0	12.295.940
401	03	09	00	Primas por antigüedad a empleados	0	12.098.687	0	0	0	12.098.687
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	0	5.585.650	0	0	0	5.585.650
401	03	16	00	Primas por mérito a obreros	0	20.000	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50000001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Recursos Ordinarios - Ingresos Propios	Recursos Ordinarios - Situado Constitucional	Recursos Ordinarios - Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios - Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
401	03	17	00	Primas de transporte a obreros	0	2.047.853	0	0	0	2.047.853
401	03	19	00	Primas por hijos de obreros	0	339.984	0	0	0	339.984
401	03	21	00	Primas por antigüedad a obreros	0	3.437.741	0	0	0	3.437.741
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	0	135.460	0	0	0	135.460
401	03	95	00	Otras primas al personal de alto nivel y de dirección	0	3.834.730	0	0	0	3.834.730
401	03	96	00	Otras primas al personal contratado	0	1.680.000	0	0	0	1.680.000
401	03	97	00	Otras primas a empleados	0	5.389.004	0	0	0	5.389.004
401	03	98	00	Otras primas a obreros	0	6.498.921	0	0	0	6.498.921
401	04	00	00	Complementos de sueldos y salarios	0	132.774.223	0	0	0	132.774.223
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	0	569.291	0	0	0	569.291
401	04	02	00	Complemento a empleados por trabajo nocturno	0	1.033.140	0	0	0	1.033.140
401	04	06	00	Complemento a empleados por comisión de servicios	0	1.081.011	0	0	0	1.081.011
401	04	08	00	Bono compensatorio de alimentación a empleados	0	56.546.604	0	0	0	56.546.604
401	04	09	00	Bono compensatorio de transporte a empleados	0	5.195.232	0	0	0	5.195.232
401	04	10	00	Complemento a empleados por días feriados	0	1.258.400	0	0	0	1.258.400
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	0	578.637	0	0	0	578.637
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	0	752.811	0	0	0	752.811
401	04	16	00	Complemento a obreros por gastos de alimentación	0	6.502	0	0	0	6.502
401	04	18	00	Bono compensatorio de alimentación a obreros	0	20.365.914	0	0	0	20.365.914
401	04	19	00	Bono compensatorio de transporte a obreros	0	1.737.205	0	0	0	1.737.205
401	04	20	00	Complemento a obreros por días feriados	0	1.047.200	0	0	0	1.047.200
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	0	581.203	0	0	0	581.203
401	04	26	00	Bono compensatorio de alimentación al personal contratado	0	10.125.395	0	0	0	10.125.395
401	04	27	00	Bono compensatorio de transporte al personal contratado	0	2.282.880	0	0	0	2.282.880
401	04	28	00	Complemento al personal contratado por días feriados	0	1.488.800	0	0	0	1.488.800
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	0	19.440	0	0	0	19.440

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50000001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	0	346.252	0	0	0	346.252
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	0	3.169.504	0	0	0	3.169.504
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	0	1.924.560	0	0	0	1.924.560
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	0	720	0	0	0	720
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	0	75.600	0	0	0	75.600
401	04	96	00	Otros complementos a empleados	0	11.040.491	0	0	0	11.040.491
401	04	97	00	Otros complementos a obreros	0	2.391.595	0	0	0	2.391.595
401	04	98	00	Otros complementos al personal contratado	0	9.155.836	0	0	0	9.155.836
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	0	144.078.976	0	0	0	144.078.976
401	05	01	00	Aguinaldos a empleados	0	64.253.337	0	0	0	64.253.337
401	05	03	00	Bono vacacional a empleados	0	45.137.189	0	0	0	45.137.189
401	05	04	00	Aguinaldos a obreros	0	14.368.215	0	0	0	14.368.215
401	05	06	00	Bono vacacional a obreros	0	7.120.601	0	0	0	7.120.601
401	05	07	00	Aguinaldos al personal contratado	0	6.357.795	0	0	0	6.357.795
401	05	08	00	Bono vacacional al personal contratado	0	2.543.118	0	0	0	2.543.118
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	0	31.667	0	0	0	31.667
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	0	12.667	0	0	0	12.667
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	0	3.038.848	0	0	0	3.038.848
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	0	1.215.539	0	0	0	1.215.539
401	06	00	00	Aportes patronales y legales	0	60.222.086	0	0	0	60.222.086
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	0	19.900.779	0	0	0	19.900.779
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	0	13.855.785	0	0	0	13.855.785
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	0	2.410.765	0	0	0	2.410.765
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	0	5.197.821	0	0	0	5.197.821
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	0	3.911.679	0	0	0	3.911.679
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	0	5.314.282	0	0	0	5.314.282

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50000001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	0	1.524.107	0	0	0	1.524.107
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	0	1.419.993	0	0	0	1.419.993
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	0	921.999	0	0	0	921.999
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	0	2.080.059	0	0	0	2.080.059
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	0	731.945	0	0	0	731.945
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	0	10.260	0	0	0	10.260
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	0	833	0	0	0	833
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	0	3.167	0	0	0	3.167
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	0	972.691	0	0	0	972.691
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	0	499.824	0	0	0	499.824
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	0	301.949	0	0	0	301.949
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	0	2.850	0	0	0	2.850
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	0	212.207	0	0	0	212.207
401	06	95	00	Otros aportes legales por personal contratado	0	949.091	0	0	0	949.091
401	07	00	00	Asistencia socio-económica	0	230.845.370	0	0	0	230.845.370
401	07	01	00	Capacitación y adiestramiento a empleados	0	5.000	0	0	0	5.000
401	07	02	00	Becas a empleados	0	3.227.338	0	0	0	3.227.338
401	07	03	00	Ayudas por matrimonio a empleados	0	12.800	0	0	0	12.800
401	07	04	00	Ayudas por nacimiento de hijos a empleados	0	11.000	0	0	0	11.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	0	23.793.706	0	0	0	23.793.706
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	0	90.223.600	0	0	0	90.223.600
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	0	7.004.040	0	0	0	7.004.040
401	07	10	00	Dotación de uniformes a empleados	0	2.000.000	0	0	0	2.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	0	2.493.332	0	0	0	2.493.332
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	0	4.869.720	0	0	0	4.869.720

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS E5000 - 108

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50000001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
401	07	17	00	Capacitación y adiestramiento a obreros	0	5.000	0	0	0	5.000
401	07	18	00	Becas a obreros	0	1.527.744	0	0	0	1.527.744
401	07	19	00	Ayudas por matrimonio de obreros	0	4.160	0	0	0	4.160
401	07	20	00	Ayudas por nacimiento de hijos de obreros	0	4.160	0	0	0	4.160
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	0	6.121.191	0	0	0	6.121.191
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	0	45.398.400	0	0	0	45.398.400
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	0	3.486.600	0	0	0	3.486.600
401	07	26	00	Dotación de uniformes a obreros	0	2.082.440	0	0	0	2.082.440
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	0	1.412.148	0	0	0	1.412.148
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	0	1.935.600	0	0	0	1.935.600
401	07	33	00	Asistencia socio-económica al personal contratado	0	29.293.918	0	0	0	29.293.918
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	0	2.000	0	0	0	2.000
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	0	2.000	0	0	0	2.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	0	9.120	0	0	0	9.120
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	0	26.000	0	0	0	26.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	0	5.000	0	0	0	5.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	0	3.080	0	0	0	3.080
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	0	3.080	0	0	0	3.080
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	0	834.155	0	0	0	834.155
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	0	3.010.800	0	0	0	3.010.800
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	0	3.600	0	0	0	3.600
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	0	396.241	0	0	0	396.241
401	07	96	00	Otras subvenciones a empleados	0	864.800	0	0	0	864.800
401	07	97	00	Otras subvenciones a obreros	0	773.597	0	0	0	773.597
401	08	00	00	Prestaciones sociales e indemnizaciones	0	73.674.554	0	0	0	73.674.554

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50000001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios – Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios – Otras Fuentes	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	0	53.158.456	0	0	0	53.158.456
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	0	12.659.173	0	0	0	12.659.173
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	0	5.298.162	0	0	0	5.298.162
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	0	26.389	0	0	0	26.389
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	0	2.532.374	0	0	0	2.532.374
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**6.784.231**	**0**	**0**	**0**	**6.784.231**
403	10	00	00	Servicios profesionales y técnicos	0	3.672.000	0	0	0	3.672.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	3.672.000	0	0	0	3.672.000
403	18	00	00	Impuestos indirectos	0	1.395.224	0	0	0	1.395.224
403	18	01	00	Impuesto al valor agregado	0	1.395.224	0	0	0	1.395.224
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	0	1.717.007	0	0	0	1.717.007
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	0	1.717.007	0	0	0	1.717.007
				Totales	**0**	**950.000.000**	**0**	**0**	**0**	**950.000.000**

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**41.826.203**	**0**	**0**	**0**	**41.826.203**
402	01	00	00	Productos alimenticios y agropecuarios	0	10.745.832	0	0	0	10.745.832
402	01	01	00	Alimentos y bebidas para personas	0	10.526.400	0	0	0	10.526.400
402	01	03	00	Productos agrícolas y pecuarios	0	147.067	0	0	0	147.067
402	01	99	00	Otros productos alimenticios y agropecuarios	0	72.365	0	0	0	72.365
402	02	00	00	Productos de minas, canteras y yacimientos	0	28.333	0	0	0	28.333
402	02	02	00	Petróleo crudo y gas natural	0	11.632	0	0	0	11.632
402	02	05	00	Piedra, arcilla, arena y tierra	0	16.701	0	0	0	16.701
402	03	00	00	Textiles y vestuarios	0	3.600.871	0	0	0	3.600.871
402	03	01	00	Textiles	0	1.254.798	0	0	0	1.254.798
402	03	02	00	Prendas de vestir	0	1.904.989	0	0	0	1.904.989
402	03	03	00	Calzados	0	345.509	0	0	0	345.509
402	03	99	00	Otros productos textiles y vestuarios	0	95.575	0	0	0	95.575
402	04	00	00	Productos de cuero y caucho	0	499.051	0	0	0	499.051
402	04	03	00	Cauchos y tripas para vehículos	0	433.408	0	0	0	433.408
402	04	99	00	Otros productos de cuero y caucho	0	65.643	0	0	0	65.643
402	05	00	00	Productos de papel, cartón e impresos	0	4.086.313	0	0	0	4.086.313
402	05	01	00	Pulpa de madera, papel y cartón	0	1.161.573	0	0	0	1.161.573
402	05	02	00	Envases y cajas de papel y cartón	0	101.607	0	0	0	101.607
402	05	03	00	Productos de papel y cartón para oficina	0	1.458.928	0	0	0	1.458.928
402	05	04	00	Libros, revistas y periódicos	0	1.129.095	0	0	0	1.129.095
402	05	05	00	Material de enseñanza	0	48.375	0	0	0	48.375
402	05	06	00	Productos de papel y cartón para computación	0	33.713	0	0	0	33.713
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	0	42.480	0	0	0	42.480
402	05	99	00	Otros productos de pulpa, papel y cartón	0	110.542	0	0	0	110.542
402	06	00	00	Productos químicos y derivados	0	4.397.490	0	0	0	4.397.490
402	06	02	00	Abonos, plaguicidas y otros	0	3.490	0	0	0	3.490
402	06	03	00	Tintas, pinturas y colorantes	0	1.614.192	0	0	0	1.614.192
402	06	04	00	Productos farmacéuticos y medicamentos	0	501.585	0	0	0	501.585
402	06	05	00	Productos de tocador	0	172.113	0	0	0	172.113
402	06	06	00	Combustibles y lubricantes	0	271.689	0	0	0	271.689
402	06	08	00	Productos plásticos	0	1.715.245	0	0	0	1.715.245

ENTIDAD FEDERAL: DISTRITO CAPITAL **ACCIÓN CENTRALIZADA:** E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	06	99	00	Otros productos de la industria química y conexos	0	119.176	0	0	0	119.176
402	07	00	00	Productos minerales no metálicos	0	285.585	0	0	0	285.585
402	07	01	00	Productos de barro, loza y porcelana	0	24.761	0	0	0	24.761
402	07	02	00	Vidrios y productos de vidrio	0	98.817	0	0	0	98.817
402	07	03	00	Productos de arcilla para construcción	0	55.639	0	0	0	55.639
402	07	04	00	Cemento, cal y yeso	0	77.117	0	0	0	77.117
402	07	99	00	Otros productos minerales no metálicos	0	29.251	0	0	0	29.251
402	08	00	00	Productos metálicos	0	2.043.931	0	0	0	2.043.931
402	08	01	00	Productos primarios de hierro y acero	0	147.139	0	0	0	147.139
402	08	02	00	Productos de metales no ferrosos	0	79.031	0	0	0	79.031
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	1.163.672	0	0	0	1.163.672
402	08	04	00	Productos metálicos estructurales	0	25.032	0	0	0	25.032
402	08	07	00	Material de señalamiento	0	26.191	0	0	0	26.191
402	08	08	00	Material de educación	0	19.659	0	0	0	19.659
402	08	09	00	Repuestos y accesorios para equipos de transporte	0	75.245	0	0	0	75.245
402	08	10	00	Repuestos y accesorios para otros equipos	0	125.999	0	0	0	125.999
402	08	99	00	Otros productos metálicos	0	381.963	0	0	0	381.963
402	09	00	00	Productos de madera	0	235.992	0	0	0	235.992
402	09	01	00	Productos primarios de madera	0	55.658	0	0	0	55.658
402	09	02	00	Muebles y accesorios de madera para edificaciones	0	53.708	0	0	0	53.708
402	09	99	00	Otros productos de madera	0	126.626	0	0	0	126.626
402	10	00	00	Productos varios y útiles diversos	0	14.629.551	0	0	0	14.629.551
402	10	01	00	Artículos de deporte, recreación y juguetes	0	362.870	0	0	0	362.870
402	10	02	00	Materiales y útiles de limpieza y aseo	0	1.009.181	0	0	0	1.009.181
402	10	03	00	Utensilios de cocina y comedor	0	220.522	0	0	0	220.522
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	215.861	0	0	0	215.861
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	1.411.944	0	0	0	1.411.944
402	10	06	00	Condecoraciones, ofrendas y similares	0	18.133	0	0	0	18.133
402	10	07	00	Productos de seguridad en el trabajo	0	1.009.102	0	0	0	1.009.102
402	10	08	00	Materiales para equipos de computación	0	5.961.524	0	0	0	5.961.524
402	10	09	00	Especies timbradas y valores	0	36.542	0	0	0	36.542
402	10	11	00	Materiales eléctricos	0	1.750.578	0	0	0	1.750.578

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	0	365.234	0	0	0	365.234
402	10	13	00	Materiales fotográficos	0	189.002	0	0	0	189.002
402	10	99	00	Otros productos y útiles diversos	0	2.079.058	0	0	0	2.079.058
402	99	00	00	Otros materiales y suministros	0	1.273.254	0	0	0	1.273.254
402	99	01	00	Otros materiales y suministros	0	1.273.254	0	0	0	1.273.254
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**137.546.224**	**0**	**0**	**0**	**137.546.224**
403	01	00	00	Alquileres de inmuebles	0	2.202.998	0	0	0	2.202.998
403	01	01	00	Alquileres de edificios y locales	0	2.172.706	0	0	0	2.172.706
403	01	02	00	Alquileres de instalaciones culturales y recreativas	0	30.292	0	0	0	30.292
403	02	00	00	Alquileres de maquinaria y equipos	0	34.660	0	0	0	34.660
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	12.722	0	0	0	12.722
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	0	21.938	0	0	0	21.938
403	04	00	00	Servicios básicos	0	6.934.972	0	0	0	6.934.972
403	04	01	00	Electricidad	0	1.252.220	0	0	0	1.252.220
403	04	02	00	Gas	0	46.167	0	0	0	46.167
403	04	03	00	Agua	0	652.914	0	0	0	652.914
403	04	04	00	Teléfonos	0	2.058.679	0	0	0	2.058.679
403	04	05	00	Servicio de comunicaciones	0	679.447	0	0	0	679.447
403	04	06	00	Servicio de aseo urbano y domiciliario	0	391.747	0	0	0	391.747
403	04	07	00	Servicio de condominio	0	1.853.798	0	0	0	1.853.798
403	06	00	00	Servicios de transporte y almacenaje	0	166.851	0	0	0	166.851
403	06	01	00	Fletes y embalajes	0	74.067	0	0	0	74.067
403	06	02	00	Almacenaje	0	54.011	0	0	0	54.011
403	06	03	00	Estacionamiento	0	884	0	0	0	884
403	06	04	00	Peaje	0	35.644	0	0	0	35.644
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	0	2.245	0	0	0	2.245
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	47.423.048	0	0	0	47.423.048
403	07	01	00	Publicidad y propaganda	0	1.511.304	0	0	0	1.511.304
403	07	02	00	Imprenta y reproducción	0	4.354.740	0	0	0	4.354.740
403	07	03	00	Relaciones sociales	0	41.546.804	0	0	0	41.546.804
403	07	04	00	Avisos	0	10.200	0	0	0	10.200
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	0	3.652.194	0	0	0	3.652.194

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	08	01	00	Primas y gastos de seguros	0	2.798.841	0	0	0	2.798.841
403	08	02	00	Comisiones y gastos bancarios	0	851.053	0	0	0	851.053
403	08	03	00	Comisiones y gastos de adquisición de seguros	0	2.300	0	0	0	2.300
403	09	00	00	Viáticos y pasajes	0	1.691.340	0	0	0	1.691.340
403	09	01	00	Viáticos y pasajes dentro del país	0	1.690.618	0	0	0	1.690.618
403	09	03	00	Asignación por kilómetros recorridos	0	722	0	0	0	722
403	10	00	00	Servicios profesionales y técnicos	0	23.772.613	0	0	0	23.772.613
403	10	01	00	Servicios jurídicos	0	14.211	0	0	0	14.211
403	10	02	00	Servicios de contabilidad y auditoría	0	7.000	0	0	0	7.000
403	10	09	00	Servicios de lavandería y tintorería	0	112.736	0	0	0	112.736
403	10	10	00	Servicios de vigilancia	0	2.387.941	0	0	0	2.387.941
403	10	11	00	Servicios para la elaboración y suministro de comida	0	83.000	0	0	0	83.000
403	10	99	00	Otros servicios profesionales y técnicos	0	21.167.725	0	0	0	21.167.725
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	5.701.040	0	0	0	5.701.040
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	0	11.079	0	0	0	11.079
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	0	4.640.400	0	0	0	4.640.400
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	0	455.472	0	0	0	455.472
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	0	24.815	0	0	0	24.815
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	0	51.766	0	0	0	51.766
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	0	506.843	0	0	0	506.843
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	0	10.665	0	0	0	10.665
403	12	00	00	Conservación y reparaciones menores de obras	0	1.065.797	0	0	0	1.065.797
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	0	1.065.797	0	0	0	1.065.797
403	13	00	00	Servicios de construcciones temporales	0	3.000	0	0	0	3.000
403	13	01	00	Servicios de construcciones temporales	0	3.000	0	0	0	3.000
403	15	00	00	Servicios fiscales	0	653.827	0	0	0	653.827
403	15	01	00	Derechos de importación y servicios aduaneros	0	572.575	0	0	0	572.575
403	15	02	00	Tasas y otros derechos obligatorios	0	8.126	0	0	0	8.126
403	15	03	00	Asignación a agentes de especies fiscales	0	65.643	0	0	0	65.643
403	15	99	00	Otros servicios fiscales	0	7.483	0	0	0	7.483
403	16	00	00	Servicios de diversión, esparcimiento y culturales	0	16.352.754	0	0	0	16.352.754

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	16	01	00	Servicios de diversión, esparcimiento y culturales	0	16.352.754	0	0	0	16.352.754
403	18	00	00	Impuestos indirectos	0	21.757.148	0	0	0	21.757.148
403	18	01	00	Impuesto al valor agregado	0	21.714.769	0	0	0	21.714.769
403	18	99	00	Otros impuestos indirectos	0	42.379	0	0	0	42.379
403	99	00	00	Otros servicios no personales	0	6.133.982	0	0	0	6.133.982
403	99	01	00	Otros servicios no personales	0	6.133.982	0	0	0	6.133.982
404	**00**	**00**	**00**	**Activos reales**	**0**	**33.299.493**	**0**	**0**	**0**	**33.299.493**
404	01	00	00	Repuestos y reparaciones mayores	0	5.060.256	0	0	0	5.060.256
404	01	01	00	Repuestos mayores	0	1.014.892	0	0	0	1.014.892
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	0	212.041	0	0	0	212.041
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	0	261.551	0	0	0	261.551
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	0	31.467	0	0	0	31.467
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	0	334.719	0	0	0	334.719
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	0	175.114	0	0	0	175.114
404	01	02	00	Reparaciones mayores de maquinaria y equipos	0	4.045.364	0	0	0	4.045.364
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	0	227.460	0	0	0	227.460
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	0	3.622.646	0	0	0	3.622.646
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	0	86.998	0	0	0	86.998
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	0	11.135	0	0	0	11.135
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	0	3.487	0	0	0	3.487
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	0	93.638	0	0	0	93.638
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	0	1.785.988	0	0	0	1.785.988
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	0	1.124.610	0	0	0	1.124.610
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	0	75.598	0	0	0	75.598
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	0	103.458	0	0	0	103.458
404	03	05	00	Maquinaria y equipos industriales y de taller	0	191.918	0	0	0	191.918
404	03	06	00	Maquinaria y equipos de energía	0	245.504	0	0	0	245.504
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	0	44.900	0	0	0	44.900
404	04	00	00	Equipos de transporte, tracción y elevación	0	5.436.421	0	0	0	5.436.421
404	04	01	00	Vehículos automotores terrestres	0	5.231.329	0	0	0	5.231.329
404	04	05	00	Vehículos de tracción no motorizados	0	23.946	0	0	0	23.946

ENTIDAD FEDERAL: DISTRITO CAPITAL **ACCIÓN CENTRALIZADA:** E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
404	04	06	00	Equipos auxiliares de transporte	0	14.427	0	0	0	14.427
404	04	99	00	Otros equipos de transporte, tracción y elevación	0	166.719	0	0	0	166.719
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	1.726.094	0	0	0	1.726.094
404	05	01	00	Equipos de telecomunicaciones	0	1.638.280	0	0	0	1.638.280
404	05	02	00	Equipos de señalamiento	0	37.415	0	0	0	37.415
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	0	50.399	0	0	0	50.399
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	89.799	0	0	0	89.799
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	74.832	0	0	0	74.832
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	0	14.967	0	0	0	14.967
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	1.593.355	0	0	0	1.593.355
404	07	01	00	Equipos científicos y de laboratorio	0	23.540	0	0	0	23.540
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	427.172	0	0	0	427.172
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	0	18.708	0	0	0	18.708
404	07	06	00	Instrumentos musicales y equipos de audio	0	1.086.520	0	0	0	1.086.520
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	0	37.415	0	0	0	37.415
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	0	5.239	0	0	0	5.239
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	0	3.742	0	0	0	3.742
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	0	1.497	0	0	0	1.497
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	14.364.901	0	0	0	14.364.901
404	09	01	00	Mobiliario y equipos de oficina	0	5.326.879	0	0	0	5.326.879
404	09	02	00	Equipos de computación	0	3.063.362	0	0	0	3.063.362
404	09	03	00	Mobiliario y equipos de alojamiento	0	4.958.292	0	0	0	4.958.292
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	0	1.016.368	0	0	0	1.016.368
404	12	00	00	Activos intangibles	0	498.523	0	0	0	498.523
404	12	01	00	Marcas de fábrica y patentes de invención	0	1.497	0	0	0	1.497
404	12	04	00	Paquetes y programas de computación	0	497.026	0	0	0	497.026
404	99	00	00	Otros activos reales	0	2.738.917	0	0	0	2.738.917
404	99	01	00	Otros activos reales	0	2.738.917	0	0	0	2.738.917
407	**00**	**00**	**00**	**Transferencias y donaciones**	**554.715.893**	**93.302.938**	**0**	**50.000.000**	**0**	**698.018.831**
407	01	00	00	Transferencias y donaciones corrientes internas	554.715.893	93.302.938	0	50.000.000	0	698.018.831
407	01	03	00	Transferencias corrientes internas al sector público	554.715.893	93.302.938	0	50.000.000	0	698.018.831
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	520.383.389	68.443.056	0	0	0	588.826.445

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares - Recursos Ordinarios - Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	34.332.504	10.000.000	0	50.000.000	0	94.332.504
407	01	03	11	Transferencias corrientes al Poder Municipal	0	14.859.882	0	0	0	14.859.882
408	**00**	**00**	**00**	**Otros gastos**	**0**	**244.847**	**0**	**0**	**0**	**244.847**
408	05	00	00	Obligaciones en el ejercicio vigente	0	217.012	0	0	0	217.012
408	05	01	00	Devoluciones de cobros indebidos	0	149.664	0	0	0	149.664
408	05	02	00	Devoluciones y reintegros diversos	0	67.348	0	0	0	67.348
408	08	00	00	Indemnizaciones y sanciones pecuniarias	0	27.835	0	0	0	27.835
408	08	01	00	Indemnizaciones por daños y perjuicios	0	27.835	0	0	0	27.835
408	08	01	01	Indemnizaciones por daños y perjuicios ocasionados por organismos de la República, del Poder Estadal y del Poder Municipal	0	27.835	0	0	0	27.835
411	**00**	**00**	**00**	**Disminución de pasivos**	**0**	**68.886.645**	**0**	**0**	**0**	**68.886.645**
411	11	00	00	Obligaciones de ejercicios anteriores	0	68.886.645	0	0	0	68.886.645
411	11	04	00	Compromisos pendientes de ejercicios anteriores	0	14.000.000	0	0	0	14.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	0	54.886.645	0	0	0	54.886.645
498	**00**	**00**	**00**	**Rectificaciones al presupuesto**	**39.975.899**	**0**	**0**	**0**	**0**	**39.975.899**
498	01	00	00	Rectificaciones al presupuesto	39.975.899	0	0	0	0	39.975.899
498	01	01	00	Rectificaciones al presupuesto	39.975.899	0	0	0	0	39.975.899
				Totales	**594.691.792**	**375.106.350**	**0**	**50.000.000**	**0**	**1.019.798.142**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

E5000 - 117

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**554.715.893**	**93.302.938**	**0**	**50.000.000**	**0**	**698.018.831**
407	01	00	00	Transferencias y donaciones corrientes internas	554.715.893	93.302.938	0	50.000.000	0	698.018.831
407	01	03	00	Transferencias corrientes internas al sector público	554.715.893	93.302.938	0	50.000.000	0	698.018.831
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	520.383.389	68.443.056	0	0	0	588.826.445
				- A0227 Fundación para los Niños, Niñas y Adolescentes del Distrito Capital	24.731.190	0	0	0	0	24.731.190
				- A0244 Fundación para la Identidad Caraqueña del Distrito Capital	31.919.999	0	0	0	0	31.919.999
				- A0493 Fundación Banda Marcial de Caracas	12.200.000	0	0	0	0	12.200.000
				- A0494 Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas	36.111.949	0	0	0	0	36.111.949
				- A0495 Fundación Vivienda del Distrito Capital	30.841.452	0	0	0	0	30.841.452
				- A1353 Servicio de Administración Tributaria del Distrito Capital (SATDC)	13.397.755	0	0	0	0	13.397.755
				- A1354 Cuerpo de Bomberos del Gobierno del Distrito Capital	371.181.044	68.443.056	0	0	0	439.624.100
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	34.332.504	10.000.000	0	50.000.000	0	94.332.504
				- A1536 Corporación de Servicios del Distrito Capital, S.A.	34.332.504	10.000.000	0	50.000.000	0	94.332.504
407	01	03	11	Transferencias corrientes al Poder Municipal	0	14.859.882	0	0	0	14.859.882
				- E7600 Área Metropolitana de Caracas	0	14.859.882	0	0	0	14.859.882
				Totales	**554.715.893**	**93.302.938**	**0**	**50.000.000**	**0**	**698.018.831**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios – Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios – Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**41.826.203**	**0**	**0**	**0**	**41.826.203**
402	01	00	00	Productos alimenticios y agropecuarios	0	10.745.832	0	0	0	10.745.832
402	01	01	00	Alimentos y bebidas para personas	0	10.526.400	0	0	0	10.526.400
402	01	03	00	Productos agrícolas y pecuarios	0	147.067	0	0	0	147.067
402	01	99	00	Otros productos alimenticios y agropecuarios	0	72.365	0	0	0	72.365
402	02	00	00	Productos de minas, canteras y yacimientos	0	28.333	0	0	0	28.333
402	02	02	00	Petróleo crudo y gas natural	0	11.632	0	0	0	11.632
402	02	05	00	Piedra, arcilla, arena y tierra	0	16.701	0	0	0	16.701
402	03	00	00	Textiles y vestuarios	0	3.600.871	0	0	0	3.600.871
402	03	01	00	Textiles	0	1.254.798	0	0	0	1.254.798
402	03	02	00	Prendas de vestir	0	1.904.989	0	0	0	1.904.989
402	03	03	00	Calzados	0	345.509	0	0	0	345.509
402	03	99	00	Otros productos textiles y vestuarios	0	95.575	0	0	0	95.575
402	04	00	00	Productos de cuero y caucho	0	499.051	0	0	0	499.051
402	04	03	00	Cauchos y tripas para vehículos	0	433.408	0	0	0	433.408
402	04	99	00	Otros productos de cuero y caucho	0	65.643	0	0	0	65.643
402	05	00	00	Productos de papel, cartón e impresos	0	4.086.313	0	0	0	4.086.313
402	05	01	00	Pulpa de madera, papel y cartón	0	1.161.573	0	0	0	1.161.573
402	05	02	00	Envases y cajas de papel y cartón	0	101.607	0	0	0	101.607
402	05	03	00	Productos de papel y cartón para oficina	0	1.458.928	0	0	0	1.458.928
402	05	04	00	Libros, revistas y periódicos	0	1.129.095	0	0	0	1.129.095
402	05	05	00	Material de enseñanza	0	48.375	0	0	0	48.375
402	05	06	00	Productos de papel y cartón para computación	0	33.713	0	0	0	33.713
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	0	42.480	0	0	0	42.480
402	05	99	00	Otros productos de pulpa, papel y cartón	0	110.542	0	0	0	110.542
402	06	00	00	Productos químicos y derivados	0	4.397.490	0	0	0	4.397.490
402	06	02	00	Abonos, plaguicidas y otros	0	3.490	0	0	0	3.490

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	0	1.614.192	0	0	0	1.614.192
402	06	04	00	Productos farmacéuticos y medicamentos	0	501.585	0	0	0	501.585
402	06	05	00	Productos de tocador	0	172.113	0	0	0	172.113
402	06	06	00	Combustibles y lubricantes	0	271.689	0	0	0	271.689
402	06	08	00	Productos plásticos	0	1.715.245	0	0	0	1.715.245
402	06	99	00	Otros productos de la industria química y conexos	0	119.176	0	0	0	119.176
402	07	00	00	Productos minerales no metálicos	0	285.585	0	0	0	285.585
402	07	01	00	Productos de barro, loza y porcelana	0	24.761	0	0	0	24.761
402	07	02	00	Vidrios y productos de vidrio	0	98.817	0	0	0	98.817
402	07	03	00	Productos de arcilla para construcción	0	55.639	0	0	0	55.639
402	07	04	00	Cemento, cal y yeso	0	77.117	0	0	0	77.117
402	07	99	00	Otros productos minerales no metálicos	0	29.251	0	0	0	29.251
402	08	00	00	Productos metálicos	0	2.043.931	0	0	0	2.043.931
402	08	01	00	Productos primarios de hierro y acero	0	147.139	0	0	0	147.139
402	08	02	00	Productos de metales no ferrosos	0	79.031	0	0	0	79.031
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	1.163.672	0	0	0	1.163.672
402	08	04	00	Productos metálicos estructurales	0	25.032	0	0	0	25.032
402	08	07	00	Material de señalamiento	0	26.191	0	0	0	26.191
402	08	08	00	Material de educación	0	19.659	0	0	0	19.659
402	08	09	00	Repuestos y accesorios para equipos de transporte	0	75.245	0	0	0	75.245
402	08	10	00	Repuestos y accesorios para otros equipos	0	125.999	0	0	0	125.999
402	08	99	00	Otros productos metálicos	0	381.963	0	0	0	381.963
402	09	00	00	Productos de madera	0	235.992	0	0	0	235.992
402	09	01	00	Productos primarios de madera	0	55.658	0	0	0	55.658
402	09	02	00	Muebles y accesorios de madera para edificaciones	0	53.708	0	0	0	53.708
402	09	99	00	Otros productos de madera	0	126.626	0	0	0	126.626
402	10	00	00	Productos varios y útiles diversos	0	14.629.551	0	0	0	14.629.551

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Recursos Ordinarios - Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
402	10	01	00	Artículos de deporte, recreación y juguetes	0	362.870	0	0	0	362.870
402	10	02	00	Materiales y útiles de limpieza y aseo	0	1.009.181	0	0	0	1.009.181
402	10	03	00	Utensilios de cocina y comedor	0	220.522	0	0	0	220.522
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	215.861	0	0	0	215.861
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	1.411.944	0	0	0	1.411.944
402	10	06	00	Condecoraciones, ofrendas y similares	0	18.133	0	0	0	18.133
402	10	07	00	Productos de seguridad en el trabajo	0	1.009.102	0	0	0	1.009.102
402	10	08	00	Materiales para equipos de computación	0	5.961.524	0	0	0	5.961.524
402	10	09	00	Especies timbradas y valores	0	36.542	0	0	0	36.542
402	10	11	00	Materiales eléctricos	0	1.750.578	0	0	0	1.750.578
402	10	12	00	Materiales para instalaciones sanitarias	0	365.234	0	0	0	365.234
402	10	13	00	Materiales fotográficos	0	189.002	0	0	0	189.002
402	10	99	00	Otros productos y útiles diversos	0	2.079.058	0	0	0	2.079.058
402	99	00	00	Otros materiales y suministros	0	1.273.254	0	0	0	1.273.254
402	99	01	00	Otros materiales y suministros	0	1.273.254	0	0	0	1.273.254
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**137.546.224**	**0**	**0**	**0**	**137.546.224**
403	01	00	00	Alquileres de inmuebles	0	2.202.998	0	0	0	2.202.998
403	01	01	00	Alquileres de edificios y locales	0	2.172.706	0	0	0	2.172.706
403	01	02	00	Alquileres de instalaciones culturales y recreativas	0	30.292	0	0	0	30.292
403	02	00	00	Alquileres de maquinaria y equipos	0	34.660	0	0	0	34.660
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	12.722	0	0	0	12.722
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	0	21.938	0	0	0	21.938
403	04	00	00	Servicios básicos	0	6.934.972	0	0	0	6.934.972
403	04	01	00	Electricidad	0	1.252.220	0	0	0	1.252.220
403	04	02	00	Gas	0	46.167	0	0	0	46.167
403	04	03	00	Agua	0	652.914	0	0	0	652.914
403	04	04	00	Teléfonos	0	2.058.679	0	0	0	2.058.679

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
403	04	05	00	Servicio de comunicaciones	0	679.447	0	0	0	679.447
403	04	06	00	Servicio de aseo urbano y domiciliario	0	391.747	0	0	0	391.747
403	04	07	00	Servicio de condominio	0	1.853.798	0	0	0	1.853.798
403	06	00	00	Servicios de transporte y almacenaje	0	166.851	0	0	0	166.851
403	06	01	00	Fletes y embalajes	0	74.067	0	0	0	74.067
403	06	02	00	Almacenaje	0	54.011	0	0	0	54.011
403	06	03	00	Estacionamiento	0	884	0	0	0	884
403	06	04	00	Peaje	0	35.644	0	0	0	35.644
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	0	2.245	0	0	0	2.245
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	47.423.048	0	0	0	47.423.048
403	07	01	00	Publicidad y propaganda	0	1.511.304	0	0	0	1.511.304
403	07	02	00	Imprenta y reproducción	0	4.354.740	0	0	0	4.354.740
403	07	03	00	Relaciones sociales	0	41.546.804	0	0	0	41.546.804
403	07	04	00	Avisos	0	10.200	0	0	0	10.200
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	0	3.652.194	0	0	0	3.652.194
403	08	01	00	Primas y gastos de seguros	0	2.798.841	0	0	0	2.798.841
403	08	02	00	Comisiones y gastos bancarios	0	851.053	0	0	0	851.053
403	08	03	00	Comisiones y gastos de adquisición de seguros	0	2.300	0	0	0	2.300
403	09	00	00	Viáticos y pasajes	0	1.691.340	0	0	0	1.691.340
403	09	01	00	Viáticos y pasajes dentro del país	0	1.690.618	0	0	0	1.690.618
403	09	03	00	Asignación por kilómetros recorridos	0	722	0	0	0	722
403	10	00	00	Servicios profesionales y técnicos	0	23.772.613	0	0	0	23.772.613
403	10	01	00	Servicios jurídicos	0	14.211	0	0	0	14.211
403	10	02	00	Servicios de contabilidad y auditoría	0	7.000	0	0	0	7.000
403	10	09	00	Servicios de lavandería y tintorería	0	112.736	0	0	0	112.736
403	10	10	00	Servicios de vigilancia	0	2.387.941	0	0	0	2.387.941
403	10	11	00	Servicios para la elaboración y suministro de comida	0	83.000	0	0	0	83.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Recursos Ordinarios - Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	0	21.167.725	0	0	0	21.167.725
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	5.701.040	0	0	0	5.701.040
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	0	11.079	0	0	0	11.079
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	0	4.640.400	0	0	0	4.640.400
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	0	455.472	0	0	0	455.472
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	0	24.815	0	0	0	24.815
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	0	51.766	0	0	0	51.766
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	0	506.843	0	0	0	506.843
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	0	10.665	0	0	0	10.665
403	12	00	00	Conservación y reparaciones menores de obras	0	1.065.797	0	0	0	1.065.797
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	0	1.065.797	0	0	0	1.065.797
403	13	00	00	Servicios de construcciones temporales	0	3.000	0	0	0	3.000
403	13	01	00	Servicios de construcciones temporales	0	3.000	0	0	0	3.000
403	15	00	00	Servicios fiscales	0	653.827	0	0	0	653.827
403	15	01	00	Derechos de importación y servicios aduaneros	0	572.575	0	0	0	572.575
403	15	02	00	Tasas y otros derechos obligatorios	0	8.126	0	0	0	8.126
403	15	03	00	Asignación a agentes de especies fiscales	0	65.643	0	0	0	65.643
403	15	99	00	Otros servicios fiscales	0	7.483	0	0	0	7.483
403	16	00	00	Servicios de diversión, esparcimiento y culturales	0	16.352.754	0	0	0	16.352.754
403	16	01	00	Servicios de diversión, esparcimiento y culturales	0	16.352.754	0	0	0	16.352.754
403	18	00	00	Impuestos indirectos	0	21.757.148	0	0	0	21.757.148
403	18	01	00	Impuesto al valor agregado	0	21.714.769	0	0	0	21.714.769
403	18	99	00	Otros impuestos indirectos	0	42.379	0	0	0	42.379
403	99	00	00	Otros servicios no personales	0	6.133.982	0	0	0	6.133.982
403	99	01	00	Otros servicios no personales	0	6.133.982	0	0	0	6.133.982
404	**00**	**00**	**00**	**Activos reales**	**0**	**33.299.493**	**0**	**0**	**0**	**33.299.493**

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	0	5.060.256	0	0	0	5.060.256
404	01	01	00	Repuestos mayores	0	1.014.892	0	0	0	1.014.892
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	0	212.041	0	0	0	212.041
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	0	261.551	0	0	0	261.551
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	0	31.467	0	0	0	31.467
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	0	334.719	0	0	0	334.719
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	0	175.114	0	0	0	175.114
404	01	02	00	Reparaciones mayores de maquinaria y equipos	0	4.045.364	0	0	0	4.045.364
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	0	227.460	0	0	0	227.460
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	0	3.622.646	0	0	0	3.622.646
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	0	86.998	0	0	0	86.998
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	0	11.135	0	0	0	11.135
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	0	3.487	0	0	0	3.487
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	0	93.638	0	0	0	93.638
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	0	1.785.988	0	0	0	1.785.988
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	0	1.124.610	0	0	0	1.124.610
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	0	75.598	0	0	0	75.598
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	0	103.458	0	0	0	103.458
404	03	05	00	Maquinaria y equipos industriales y de taller	0	191.918	0	0	0	191.918
404	03	06	00	Maquinaria y equipos de energía	0	245.504	0	0	0	245.504
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	0	44.900	0	0	0	44.900
404	04	00	00	Equipos de transporte, tracción y elevación	0	5.436.421	0	0	0	5.436.421
404	04	01	00	Vehículos automotores terrestres	0	5.231.329	0	0	0	5.231.329
404	04	05	00	Vehículos de tracción no motorizados	0	23.946	0	0	0	23.946
404	04	06	00	Equipos auxiliares de transporte	0	14.427	0	0	0	14.427
404	04	99	00	Otros equipos de transporte, tracción y elevación	0	166.719	0	0	0	166.719

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Recursos Ordinarios - Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	1.726.094	0	0	0	1.726.094
404	05	01	00	Equipos de telecomunicaciones	0	1.638.280	0	0	0	1.638.280
404	05	02	00	Equipos de señalamiento	0	37.415	0	0	0	37.415
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	0	50.399	0	0	0	50.399
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	89.799	0	0	0	89.799
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	74.832	0	0	0	74.832
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	0	14.967	0	0	0	14.967
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	1.593.355	0	0	0	1.593.355
404	07	01	00	Equipos científicos y de laboratorio	0	23.540	0	0	0	23.540
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	427.172	0	0	0	427.172
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	0	18.708	0	0	0	18.708
404	07	06	00	Instrumentos musicales y equipos de audio	0	1.086.520	0	0	0	1.086.520
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	0	37.415	0	0	0	37.415
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	0	5.239	0	0	0	5.239
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	0	3.742	0	0	0	3.742
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	0	1.497	0	0	0	1.497
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	14.364.901	0	0	0	14.364.901
404	09	01	00	Mobiliario y equipos de oficina	0	5.326.879	0	0	0	5.326.879
404	09	02	00	Equipos de computación	0	3.063.362	0	0	0	3.063.362
404	09	03	00	Mobiliario y equipos de alojamiento	0	4.958.292	0	0	0	4.958.292
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	0	1.016.368	0	0	0	1.016.368
404	12	00	00	Activos intangibles	0	498.523	0	0	0	498.523
404	12	01	00	Marcas de fábrica y patentes de invención	0	1.497	0	0	0	1.497
404	12	04	00	Paquetes y programas de computación	0	497.026	0	0	0	497.026
404	99	00	00	Otros activos reales	0	2.738.917	0	0	0	2.738.917
404	99	01	00	Otros activos reales	0	2.738.917	0	0	0	2.738.917
408	**00**	**00**	**00**	**Otros gastos**	**0**	**244.847**	**0**	**0**	**0**	**244.847**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
408	05	00	00	Obligaciones en el ejercicio vigente	0	217.012	0	0	0	217.012
408	05	01	00	Devoluciones de cobros indebidos	0	149.664	0	0	0	149.664
408	05	02	00	Devoluciones y reintegros diversos	0	67.348	0	0	0	67.348
408	08	00	00	Indemnizaciones y sanciones pecuniarias	0	27.835	0	0	0	27.835
408	08	01	00	Indemnizaciones por daños y perjuicios	0	27.835	0	0	0	27.835
408	08	01	01	Indemnizaciones por daños y perjuicios ocasionados por organismos de la República, del Poder Estadal y del Poder Municipal	0	27.835	0	0	0	27.835
411	**00**	**00**	**00**	**Disminución de pasivos**	**0**	**68.886.645**	**0**	**0**	**0**	**68.886.645**
411	11	00	00	Obligaciones de ejercicios anteriores	0	68.886.645	0	0	0	68.886.645
411	11	04	00	Compromisos pendientes de ejercicios anteriores	0	14.000.000	0	0	0	14.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	0	54.886.645	0	0	0	54.886.645
498	**00**	**00**	**00**	**Rectificaciones al presupuesto**	**39.975.899**	**0**	**0**	**0**	**0**	**39.975.899**
498	01	00	00	Rectificaciones al presupuesto	39.975.899	0	0	0	0	39.975.899
498	01	01	00	Rectificaciones al presupuesto	39.975.899	0	0	0	0	39.975.899
				Totales	**39.975.899**	**281.803.412**	**0**	**0**	**0**	**321.779.311**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50000002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**554.715.893**	**93.302.938**	**0**	**50.000.000**	**0**	**698.018.831**
407	01	00	00	Transferencias y donaciones corrientes internas	554.715.893	93.302.938	0	50.000.000	0	698.018.831
407	01	03	00	Transferencias corrientes internas al sector público	554.715.893	93.302.938	0	50.000.000	0	698.018.831
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	520.383.389	68.443.056	0	0	0	588.826.445
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	34.332.504	10.000.000	0	50.000.000	0	94.332.504
407	01	03	11	Transferencias corrientes al Poder Municipal	0	14.859.882	0	0	0	14.859.882
				Totales	**554.715.893**	**93.302.938**	**0**	**50.000.000**	**0**	**698.018.831**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares - Recursos Ordinarios - Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**0**	**0**	**380.921.779**	**0**	**380.921.779**
407	01	00	00	Transferencias y donaciones corrientes internas	0	0	0	380.921.779	0	380.921.779
407	01	01	00	Transferencias corrientes internas al sector privado	0	0	0	380.921.779	0	380.921.779
407	01	01	01	Pensiones del personal empleado, obrero y militar	0	0	0	34.635.840	0	34.635.840
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	0	0	0	296.378.900	0	296.378.900
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	0	0	0	500.000	0	500.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	0	0	0	100.000	0	100.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	0	0	0	500.000	0	500.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	0	0	0	1.408.320	0	1.408.320
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	0	0	0	500.000	0	500.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	0	0	0	100.000	0	100.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	0	0	0	16.709.619	0	16.709.619
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	0	0	0	30.089.100	0	30.089.100
				Totales	**0**	**0**	**0**	**380.921.779**	**0**	**380.921.779**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS E5000 - 128

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50000003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**0**	**0**	**380.921.779**	**0**	**380.921.779**
407	01	00	00	Transferencias y donaciones corrientes internas	0	0	0	380.921.779	0	380.921.779
407	01	01	00	Transferencias corrientes internas al sector privado	0	0	0	380.921.779	0	380.921.779
407	01	01	01	Pensiones del personal empleado, obrero y militar	0	0	0	34.635.840	0	34.635.840
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	0	0	0	296.378.900	0	296.378.900
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	0	0	0	500.000	0	500.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	0	0	0	100.000	0	100.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	0	0	0	500.000	0	500.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	0	0	0	1.408.320	0	1.408.320
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	0	0	0	500.000	0	500.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	0	0	0	100.000	0	100.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	0	0	0	16.709.619	0	16.709.619
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	0	0	0	30.089.100	0	30.089.100
				Totales	**0**	**0**	**0**	**380.921.779**	**0**	**380.921.779**

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**27.389.962**	**0**	**0**	**0**	**27.389.962**
402	01	00	00	Productos alimenticios y agropecuarios	0	18.000.000	0	0	0	18.000.000
402	01	01	00	Alimentos y bebidas para personas	0	18.000.000	0	0	0	18.000.000
402	03	00	00	Textiles y vestuarios	0	3.336.295	0	0	0	3.336.295
402	03	01	00	Textiles	0	2.300.000	0	0	0	2.300.000
402	03	02	00	Prendas de vestir	0	1.010.000	0	0	0	1.010.000
402	03	03	00	Calzados	0	26.295	0	0	0	26.295
402	05	00	00	Productos de papel, cartón e impresos	0	800.000	0	0	0	800.000
402	05	02	00	Envases y cajas de papel y cartón	0	450.000	0	0	0	450.000
402	05	03	00	Productos de papel y cartón para oficina	0	350.000	0	0	0	350.000
402	06	00	00	Productos químicos y derivados	0	1.150.000	0	0	0	1.150.000
402	06	04	00	Productos farmacéuticos y medicamentos	0	400.000	0	0	0	400.000
402	06	05	00	Productos de tocador	0	360.000	0	0	0	360.000
402	06	08	00	Productos plásticos	0	390.000	0	0	0	390.000
402	09	00	00	Productos de madera	0	190.000	0	0	0	190.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	0	190.000	0	0	0	190.000
402	10	00	00	Productos varios y útiles diversos	0	3.913.667	0	0	0	3.913.667
402	10	01	00	Artículos de deporte, recreación y juguetes	0	68.967	0	0	0	68.967
402	10	02	00	Materiales y útiles de limpieza y aseo	0	1.200.000	0	0	0	1.200.000
402	10	03	00	Utensilios de cocina y comedor	0	89.700	0	0	0	89.700
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	165.000	0	0	0	165.000
402	10	11	00	Materiales eléctricos	0	500.000	0	0	0	500.000
402	10	12	00	Materiales para instalaciones sanitarias	0	310.000	0	0	0	310.000
402	10	99	00	Otros productos y útiles diversos	0	1.580.000	0	0	0	1.580.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**30.030.537**	**0**	**0**	**0**	**30.030.537**
403	01	00	00	Alquileres de inmuebles	0	1.000.000	0	0	0	1.000.000
403	01	01	00	Alquileres de edificios y locales	0	1.000.000	0	0	0	1.000.000
403	04	00	00	Servicios básicos	0	702.000	0	0	0	702.000
403	04	01	00	Electricidad	0	500.000	0	0	0	500.000
403	04	02	00	Gas	0	100.000	0	0	0	100.000
403	04	03	00	Agua	0	100.000	0	0	0	100.000
403	04	04	00	Teléfonos	0	2.000	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	0	200.000	0	0	0	200.000
403	06	01	00	Fletes y embalajes	0	200.000	0	0	0	200.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	3.179.517	0	0	0	3.179.517
403	07	02	00	Imprenta y reproducción	0	50.000	0	0	0	50.000
403	07	03	00	Relaciones sociales	0	3.129.517	0	0	0	3.129.517
403	10	00	00	Servicios profesionales y técnicos	0	5.500.000	0	0	0	5.500.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	500.000	0	0	0	500.000
403	10	99	00	Otros servicios profesionales y técnicos	0	5.000.000	0	0	0	5.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	323.824	0	0	0	323.824
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	0	323.824	0	0	0	323.824
403	12	00	00	Conservación y reparaciones menores de obras	0	8.598.000	0	0	0	8.598.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	0	8.598.000	0	0	0	8.598.000
403	18	00	00	Impuestos indirectos	0	8.027.196	0	0	0	8.027.196
403	18	01	00	Impuesto al valor agregado	0	8.027.196	0	0	0	8.027.196
403	99	00	00	Otros servicios no personales	0	2.500.000	0	0	0	2.500.000
403	99	01	00	Otros servicios no personales	0	2.500.000	0	0	0	2.500.000
404	**00**	**00**	**00**	**Activos reales**	**0**	**15.500.000**	**0**	**0**	**0**	**15.500.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	0	1.500.000	0	0	0	1.500.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	0	1.500.000	0	0	0	1.500.000
404	04	00	00	Equipos de transporte, tracción y elevación	0	2.500.000	0	0	0	2.500.000
404	04	01	00	Vehículos automotores terrestres	0	2.500.000	0	0	0	2.500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	8.000.000	0	0	0	8.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	0	8.000.000	0	0	0	8.000.000
404	99	00	00	Otros activos reales	0	3.500.000	0	0	0	3.500.000
404	99	01	00	Otros activos reales	0	3.500.000	0	0	0	3.500.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**4.000.000**	**0**	**0**	**0**	**4.000.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	0	4.000.000	0	0	0	4.000.000
407	02	02	00	Donaciones corrientes al exterior	0	4.000.000	0	0	0	4.000.000
407	02	02	01	Donaciones corrientes a personas	0	4.000.000	0	0	0	4.000.000
				Totales	**0**	**76.920.499**	**0**	**0**	**0**	**76.920.499**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50000007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**27.389.962**	**0**	**0**	**0**	**27.389.962**
402	01	00	00	Productos alimenticios y agropecuarios	0	18.000.000	0	0	0	18.000.000
402	01	01	00	Alimentos y bebidas para personas	0	18.000.000	0	0	0	18.000.000
402	03	00	00	Textiles y vestuarios	0	3.336.295	0	0	0	3.336.295
402	03	01	00	Textiles	0	2.300.000	0	0	0	2.300.000
402	03	02	00	Prendas de vestir	0	1.010.000	0	0	0	1.010.000
402	03	03	00	Calzados	0	26.295	0	0	0	26.295
402	05	00	00	Productos de papel, cartón e impresos	0	800.000	0	0	0	800.000
402	05	02	00	Envases y cajas de papel y cartón	0	450.000	0	0	0	450.000
402	05	03	00	Productos de papel y cartón para oficina	0	350.000	0	0	0	350.000
402	06	00	00	Productos químicos y derivados	0	1.150.000	0	0	0	1.150.000
402	06	04	00	Productos farmacéuticos y medicamentos	0	400.000	0	0	0	400.000
402	06	05	00	Productos de tocador	0	360.000	0	0	0	360.000
402	06	08	00	Productos plásticos	0	390.000	0	0	0	390.000
402	09	00	00	Productos de madera	0	190.000	0	0	0	190.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	0	190.000	0	0	0	190.000
402	10	00	00	Productos varios y útiles diversos	0	3.913.667	0	0	0	3.913.667
402	10	01	00	Artículos de deporte, recreación y juguetes	0	68.967	0	0	0	68.967
402	10	02	00	Materiales y útiles de limpieza y aseo	0	1.200.000	0	0	0	1.200.000
402	10	03	00	Utensilios de cocina y comedor	0	89.700	0	0	0	89.700
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	165.000	0	0	0	165.000
402	10	11	00	Materiales eléctricos	0	500.000	0	0	0	500.000
402	10	12	00	Materiales para instalaciones sanitarias	0	310.000	0	0	0	310.000
402	10	99	00	Otros productos y útiles diversos	0	1.580.000	0	0	0	1.580.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**30.030.537**	**0**	**0**	**0**	**30.030.537**
403	01	00	00	Alquileres de inmuebles	0	1.000.000	0	0	0	1.000.000
403	01	01	00	Alquileres de edificios y locales	0	1.000.000	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50000007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Recursos Ordinarios - Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
403	04	00	00	Servicios básicos	0	702.000	0	0	0	702.000
403	04	01	00	Electricidad	0	500.000	0	0	0	500.000
403	04	02	00	Gas	0	100.000	0	0	0	100.000
403	04	03	00	Agua	0	100.000	0	0	0	100.000
403	04	04	00	Teléfonos	0	2.000	0	0	0	2.000
403	06	00	00	Servicios de transporte y almacenaje	0	200.000	0	0	0	200.000
403	06	01	00	Fletes y embalajes	0	200.000	0	0	0	200.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	3.179.517	0	0	0	3.179.517
403	07	02	00	Imprenta y reproducción	0	50.000	0	0	0	50.000
403	07	03	00	Relaciones sociales	0	3.129.517	0	0	0	3.129.517
403	10	00	00	Servicios profesionales y técnicos	0	5.500.000	0	0	0	5.500.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	500.000	0	0	0	500.000
403	10	99	00	Otros servicios profesionales y técnicos	0	5.000.000	0	0	0	5.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	323.824	0	0	0	323.824
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	0	323.824	0	0	0	323.824
403	12	00	00	Conservación y reparaciones menores de obras	0	8.598.000	0	0	0	8.598.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	0	8.598.000	0	0	0	8.598.000
403	18	00	00	Impuestos indirectos	0	8.027.196	0	0	0	8.027.196
403	18	01	00	Impuesto al valor agregado	0	8.027.196	0	0	0	8.027.196
403	99	00	00	Otros servicios no personales	0	2.500.000	0	0	0	2.500.000
403	99	01	00	Otros servicios no personales	0	2.500.000	0	0	0	2.500.000
404	**00**	**00**	**00**	**Activos reales**	**0**	**15.500.000**	**0**	**0**	**0**	**15.500.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	0	1.500.000	0	0	0	1.500.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	0	1.500.000	0	0	0	1.500.000
404	04	00	00	Equipos de transporte, tracción y elevación	0	2.500.000	0	0	0	2.500.000
404	04	01	00	Vehículos automotores terrestres	0	2.500.000	0	0	0	2.500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	8.000.000	0	0	0	8.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E50000007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	09	03	00	Mobiliario y equipos de alojamiento	0	8.000.000	0	0	0	8.000.000
404	99	00	00	Otros activos reales	0	3.500.000	0	0	0	3.500.000
404	99	01	00	Otros activos reales	0	3.500.000	0	0	0	3.500.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**4.000.000**	**0**	**0**	**0**	**4.000.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	0	4.000.000	0	0	0	4.000.000
407	02	02	00	Donaciones corrientes al exterior	0	4.000.000	0	0	0	4.000.000
407	02	02	01	Donaciones corrientes a personas	0	4.000.000	0	0	0	4.000.000
				Totales	**0**	**76.920.499**	**0**	**0**	**0**	**76.920.499**

E7700

Territorio Insular Francisco de Miranda

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**0**	**0**	**69.023.288**	**0**	**69.023.288**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	0	0	9.808.002	0	9.808.002
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	0	0	2.806.860	0	2.806.860
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	0	0	5.591.142	0	5.591.142
401	01	12	00	Salarios a obreros en puestos no permanentes	0	0	0	300.000	0	300.000
401	01	18	00	Remuneraciones al personal contratado	0	0	0	960.000	0	960.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	0	0	0	150.000	0	150.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	0	0	0	1.986.458	0	1.986.458
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	0	0	0	478.045	0	478.045
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	0	0	0	1.508.413	0	1.508.413
401	03	00	00	Primas	0	0	0	8.006.396	0	8.006.396
401	03	08	00	Primas de profesionalización a empleados	0	0	0	561.372	0	561.372
401	03	09	00	Primas por antigüedad a empleados	0	0	0	1.403.430	0	1.403.430
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	0	0	0	1.866.024	0	1.866.024
401	03	21	00	Primas por antigüedad a obreros	0	0	0	2.795.570	0	2.795.570
401	03	97	00	Otras primas a empleados	0	0	0	450.000	0	450.000
401	03	98	00	Otras primas a obreros	0	0	0	930.000	0	930.000
401	04	00	00	Complementos de sueldos y salarios	0	0	0	12.159.462	0	12.159.462
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	0	0	0	285.911	0	285.911
401	04	02	00	Complemento a empleados por trabajo nocturno	0	0	0	467.810	0	467.810
401	04	05	00	Complemento a empleados por gastos de representación	0	0	0	210.000	0	210.000
401	04	06	00	Complemento a empleados por comisión de servicios	0	0	0	216.000	0	216.000
401	04	07	00	Bonificación a empleados	0	0	0	822.262	0	822.262
401	04	08	00	Bono compensatorio de alimentación a empleados	0	0	0	1.566.000	0	1.566.000
401	04	09	00	Bono compensatorio de transporte a empleados	0	0	0	540.000	0	540.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	0	0	0	1.663.459	0	1.663.459
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	0	0	0	935.620	0	935.620
401	04	16	00	Complemento a obreros por gastos de alimentación	0	0	0	180.000	0	180.000
401	04	18	00	Bono compensatorio de alimentación a obreros	0	0	0	3.236.400	0	3.236.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	04	19	00	Bono compensatorio de transporte a obreros	0	0	0	1.116.000	0	1.116.000
401	04	96	00	Otros complementos a empleados	0	0	0	300.000	0	300.000
401	04	97	00	Otros complementos a obreros	0	0	0	620.000	0	620.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	0	0	0	12.002.592	0	12.002.592
401	05	01	00	Aguinaldos a empleados	0	0	0	3.289.049	0	3.289.049
401	05	03	00	Bono vacacional a empleados	0	0	0	1.307.694	0	1.307.694
401	05	04	00	Aguinaldos a obreros	0	0	0	5.299.013	0	5.299.013
401	05	06	00	Bono vacacional a obreros	0	0	0	2.106.836	0	2.106.836
401	06	00	00	Aportes patronales y legales	0	0	0	2.949.376	0	2.949.376
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	0	0	0	689.016	0	689.016
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	0	0	0	229.672	0	229.672
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	0	0	0	153.115	0	153.115
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	0	0	0	115.794	0	115.794
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	0	0	0	991.001	0	991.001
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	0	0	0	330.334	0	330.334
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	0	0	0	220.222	0	220.222
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	0	0	0	220.222	0	220.222
401	07	00	00	Asistencia socio-económica	0	0	0	15.640.628	0	15.640.628
401	07	01	00	Capacitación y adiestramiento a empleados	0	0	0	375.000	0	375.000
401	07	02	00	Becas a empleados	0	0	0	240.000	0	240.000
401	07	03	00	Ayudas por matrimonio a empleados	0	0	0	15.000	0	15.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	0	0	0	15.000	0	15.000
401	07	05	00	Ayudas por defunción a empleados	0	0	0	187.500	0	187.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	0	0	0	375.000	0	375.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	0	0	0	1.067.360	0	1.067.360
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	0	0	0	2.184.000	0	2.184.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	0	0	0	75.000	0	75.000
401	07	10	00	Dotación de uniformes a empleados	0	0	0	375.000	0	375.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	0	0	0	240.000	0	240.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	07	17	00	Capacitación y adiestramiento a obreros	0	0	0	775.000	0	775.000
401	07	18	00	Becas a obreros	0	0	0	456.000	0	456.000
401	07	19	00	Ayudas por matrimonio de obreros	0	0	0	22.500	0	22.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	0	0	0	22.500	0	22.500
401	07	21	00	Ayudas por defunción a obreros	0	0	0	387.500	0	387.500
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	0	0	0	775.000	0	775.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	0	0	0	1.651.668	0	1.651.668
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	0	0	0	4.513.600	0	4.513.600
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	0	0	0	100.000	0	100.000
401	07	26	00	Dotación de uniformes a obreros	0	0	0	775.000	0	775.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	0	0	0	468.000	0	468.000
401	07	33	00	Asistencia socio-económica al personal contratado	0	0	0	200.000	0	200.000
401	07	96	00	Otras subvenciones a empleados	0	0	0	112.500	0	112.500
401	07	97	00	Otras subvenciones a obreros	0	0	0	232.500	0	232.500
401	08	00	00	Prestaciones sociales e indemnizaciones	0	0	0	5.960.374	0	5.960.374
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	0	0	0	2.192.699	0	2.192.699
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	0	0	0	3.532.675	0	3.532.675
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	0	0	0	235.000	0	235.000
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	0	0	0	50.000	0	50.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	0	0	0	50.000	0	50.000
401	96	00	00	Otros gastos del personal empleado	0	0	0	150.000	0	150.000
401	96	01	00	Otros gastos del personal empleado	0	0	0	150.000	0	150.000
401	97	00	00	Otros gastos del personal obrero	0	0	0	310.000	0	310.000
401	97	01	00	Otros gastos del personal obrero	0	0	0	310.000	0	310.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**2.807.819**	**0**	**0**	**341.143**	**0**	**3.148.962**
402	01	00	00	Productos alimenticios y agropecuarios	115.462	0	0	60.845	0	176.307
402	01	01	00	Alimentos y bebidas para personas	107.753	0	0	60.416	0	168.169
402	01	03	00	Productos agrícolas y pecuarios	3.212	0	0	0	0	3.212
402	01	99	00	Otros productos alimenticios y agropecuarios	4.497	0	0	429	0	4.926

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios – Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios – Otras Fuentes	TOTAL
402	02	00	00	Productos de minas, canteras y yacimientos	32.996	0	0	19.079	0	52.075
402	02	05	00	Piedra, arcilla, arena y tierra	32.996	0	0	19.079	0	52.075
402	03	00	00	Textiles y vestuarios	79.186	0	0	9.311	0	88.497
402	03	01	00	Textiles	9.090	0	0	2.544	0	11.634
402	03	02	00	Prendas de vestir	57.496	0	0	5.406	0	62.902
402	03	03	00	Calzados	12.600	0	0	1.361	0	13.961
402	04	00	00	Productos de cuero y caucho	30.672	0	0	4.007	0	34.679
402	04	03	00	Cauchos y tripas para vehículos	28.865	0	0	3.371	0	32.236
402	04	99	00	Otros productos de cuero y caucho	1.807	0	0	636	0	2.443
402	05	00	00	Productos de papel, cartón e impresos	54.482	0	0	8.429	0	62.911
402	05	02	00	Envases y cajas de papel y cartón	13.147	0	0	2.237	0	15.384
402	05	03	00	Productos de papel y cartón para oficina	10.646	0	0	1.367	0	12.013
402	05	04	00	Libros, revistas y periódicos	1.405	0	0	0	0	1.405
402	05	06	00	Productos de papel y cartón para computación	5.775	0	0	1.272	0	7.047
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	19.889	0	0	2.726	0	22.615
402	05	99	00	Otros productos de pulpa, papel y cartón	3.620	0	0	827	0	4.447
402	06	00	00	Productos químicos y derivados	1.664.417	0	0	159.295	0	1.823.712
402	06	01	00	Sustancias químicas y de uso industrial	70.721	0	0	15.899	0	86.620
402	06	02	00	Abonos, plaguicidas y otros	1.705	0	0	427	0	2.132
402	06	03	00	Tintas, pinturas y colorantes	24.021	0	0	2.735	0	26.756
402	06	04	00	Productos farmacéuticos y medicamentos	13.482	0	0	1.526	0	15.008
402	06	05	00	Productos de tocador	585	0	0	318	0	903
402	06	06	00	Combustibles y lubricantes	663.531	0	0	33.458	0	696.989
402	06	07	00	Productos diversos derivados del petróleo y del carbón	390	0	0	0	0	390
402	06	08	00	Productos plásticos	44.351	0	0	636	0	44.987
402	06	09	00	Mezclas explosivas	656	0	0	0	0	656
402	06	99	00	Otros productos de la industria química y conexos	844.975	0	0	104.296	0	949.271
402	07	00	00	Productos minerales no metálicos	6.582	0	0	497	0	7.079
402	07	02	00	Vidrios y productos de vidrio	512	0	0	175	0	687
402	07	03	00	Productos de arcilla para construcción	4.725	0	0	0	0	4.725

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	07	99	00	Otros productos minerales no metálicos	1.345	0	0	322	0	1.667
402	08	00	00	Productos metálicos	560.660	0	0	54.211	0	614.871
402	08	01	00	Productos primarios de hierro y acero	147.719	0	0	26.583	0	174.302
402	08	02	00	Productos de metales no ferrosos	3.399	0	0	140	0	3.539
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	26.144	0	0	640	0	26.784
402	08	09	00	Repuestos y accesorios para equipos de transporte	135.396	0	0	7.177	0	142.573
402	08	10	00	Repuestos y accesorios para otros equipos	243.392	0	0	19.447	0	262.839
402	08	99	00	Otros productos metálicos	4.610	0	0	224	0	4.834
402	09	00	00	Productos de madera	59.805	0	0	3.801	0	63.606
402	09	02	00	Muebles y accesorios de madera para edificaciones	55.189	0	0	3.521	0	58.710
402	09	99	00	Otros productos de madera	4.616	0	0	280	0	4.896
402	10	00	00	Productos varios y útiles diversos	197.371	0	0	21.108	0	218.479
402	10	01	00	Artículos de deporte, recreación y juguetes	14.368	0	0	6.995	0	21.363
402	10	02	00	Materiales y útiles de limpieza y aseo	29.563	0	0	3.917	0	33.480
402	10	03	00	Utensilios de cocina y comedor	1.577	0	0	280	0	1.857
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.172	0	0	485	0	7.657
402	10	06	00	Condecoraciones, ofrendas y similares	1.886	0	0	280	0	2.166
402	10	07	00	Productos de seguridad en el trabajo	21.155	0	0	280	0	21.435
402	10	08	00	Materiales para equipos de computación	55.652	0	0	2.406	0	58.058
402	10	11	00	Materiales eléctricos	44.057	0	0	4.953	0	49.010
402	10	12	00	Materiales para instalaciones sanitarias	6.967	0	0	364	0	7.331
402	10	13	00	Materiales fotográficos	1.637	0	0	392	0	2.029
402	10	99	00	Otros productos y útiles diversos	13.337	0	0	756	0	14.093
402	99	00	00	Otros materiales y suministros	6.186	0	0	560	0	6.746
402	99	01	00	Otros materiales y suministros	6.186	0	0	560	0	6.746
403	**00**	**00**	**00**	**Servicios no personales**	**63.819.715**	**0**	**0**	**5.640.417**	**0**	**69.460.132**
403	01	00	00	Alquileres de inmuebles	347.499	0	0	2.612	0	350.111
403	01	01	00	Alquileres de edificios y locales	347.499	0	0	2.612	0	350.111
403	02	00	00	Alquileres de maquinaria y equipos	59.977	0	0	0	0	59.977
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	29.810	0	0	0	0	29.810

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	10.239	0	0	0	0	10.239
403	02	99	00	Alquileres de otras maquinaria y equipos	19.928	0	0	0	0	19.928
403	04	00	00	Servicios básicos	2.157.481	0	0	1.641	0	2.159.122
403	04	01	00	Electricidad	875.474	0	0	0	0	875.474
403	04	04	00	Teléfonos	719.705	0	0	373	0	720.078
403	04	05	00	Servicio de comunicaciones	561.880	0	0	1.119	0	562.999
403	04	06	00	Servicio de aseo urbano y domiciliario	422	0	0	149	0	571
403	06	00	00	Servicios de transporte y almacenaje	1.290.494	0	0	39.344	0	1.329.838
403	06	01	00	Fletes y embalajes	1.290.494	0	0	39.344	0	1.329.838
403	07	00	00	Servicios de información, impresión y relaciones públicas	97.711	0	0	3.545	0	101.256
403	07	02	00	Imprenta y reproducción	61.805	0	0	2.612	0	64.417
403	07	03	00	Relaciones sociales	20.755	0	0	933	0	21.688
403	07	04	00	Avisos	15.151	0	0	0	0	15.151
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.735.770	0	0	933	0	2.736.703
403	08	01	00	Primas y gastos de seguros	2.733.129	0	0	0	0	2.733.129
403	08	02	00	Comisiones y gastos bancarios	2.641	0	0	933	0	3.574
403	09	00	00	Viáticos y pasajes	1.599.680	0	0	52.235	0	1.651.915
403	09	01	00	Viáticos y pasajes dentro del país	1.599.680	0	0	52.235	0	1.651.915
403	10	00	00	Servicios profesionales y técnicos	1.994.181	0	0	42.572	0	2.036.753
403	10	01	00	Servicios jurídicos	311.406	0	0	0	0	311.406
403	10	02	00	Servicios de contabilidad y auditoría	647.244	0	0	0	0	647.244
403	10	03	00	Servicios de procesamiento de datos	720.299	0	0	0	0	720.299
403	10	04	00	Servicios de ingeniería y arquitectónicos	247.346	0	0	31.341	0	278.687
403	10	09	00	Servicios de lavandería y tintorería	3.318	0	0	784	0	4.102
403	10	99	00	Otros servicios profesionales y técnicos	64.568	0	0	10.447	0	75.015
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.921.320	0	0	30.818	0	1.952.138
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	109.679	0	0	0	0	109.679
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	688.390	0	0	26.117	0	714.507
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	11.059	0	0	0	0	11.059

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.549	0	0	4.701	0	17.250
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.099.643	0	0	0	0	1.099.643
403	12	00	00	Conservación y reparaciones menores de obras	129.735	0	0	7.313	0	137.048
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	42.150	0	0	784	0	42.934
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	87.585	0	0	6.529	0	94.114
403	13	00	00	Servicios de construcciones temporales	19.851	0	0	1.306	0	21.157
403	13	01	00	Servicios de construcciones temporales	19.851	0	0	1.306	0	21.157
403	15	00	00	Servicios fiscales	565.904	0	0	1.045	0	566.949
403	15	02	00	Tasas y otros derechos obligatorios	565.904	0	0	0	0	565.904
403	15	99	00	Otros servicios fiscales	0	0	0	1.045	0	1.045
403	16	00	00	Servicios de diversión, esparcimiento y culturales	319.417	0	0	392.881	0	712.298
403	16	01	00	Servicios de diversión, esparcimiento y culturales	319.417	0	0	392.881	0	712.298
403	18	00	00	Impuestos indirectos	35.898.672	0	0	5.063.911	0	40.962.583
403	18	01	00	Impuesto al valor agregado	35.898.672	0	0	5.063.911	0	40.962.583
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	14.250.293	0	0	0	0	14.250.293
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	14.250.293	0	0	0	0	14.250.293
403	99	00	00	Otros servicios no personales	431.730	0	0	261	0	431.991
403	99	01	00	Otros servicios no personales	431.730	0	0	261	0	431.991
404	**00**	**00**	**00**	**Activos reales**	**233.372.466**	**0**	**0**	**23.995.152**	**0**	**257.367.618**
404	01	00	00	Repuestos y reparaciones mayores	15.283.643	0	0	205.497	0	15.489.140
404	01	01	00	Repuestos mayores	1.351.133	0	0	192.082	0	1.543.215
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	291.094	0	0	14.228	0	305.322
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	849.856	0	0	141.267	0	991.123
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	154.475	0	0	30.489	0	184.964
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	55.708	0	0	6.098	0	61.806
404	01	02	00	Reparaciones mayores de maquinaria y equipos	13.932.510	0	0	13.415	0	13.945.925
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	9.506	0	0	1.016	0	10.522
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	114.379	0	0	10.163	0	124.542
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.465	0	0	0	0	1.465

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	13.807.160	0	0	2.236	0	13.809.396
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	25.360.190	0	0	0	0	25.360.190
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	511.683	0	0	0	0	511.683
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	24.848.507	0	0	0	0	24.848.507
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.426.822	0	0	17.887	0	4.444.709
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	1.974.824	0	0	0	0	1.974.824
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	0	0	0	17.887	0	17.887
404	03	05	00	Maquinaria y equipos industriales y de taller	1.516.489	0	0	0	0	1.516.489
404	03	06	00	Maquinaria y equipos de energía	55.443	0	0	0	0	55.443
404	03	07	00	Maquinaria y equipos de riego y acueductos	414.409	0	0	0	0	414.409
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	465.657	0	0	0	0	465.657
404	04	00	00	Equipos de transporte, tracción y elevación	737.534	0	0	6.098	0	743.632
404	04	01	00	Vehículos automotores terrestres	534.862	0	0	6.098	0	540.960
404	04	03	00	Equipos marítimos de transporte	202.672	0	0	0	0	202.672
404	05	00	00	Equipos de comunicaciones y de señalamiento	138.643	0	0	111.794	0	250.437
404	05	01	00	Equipos de telecomunicaciones	66.772	0	0	101.631	0	168.403
404	05	02	00	Equipos de señalamiento	58.330	0	0	0	0	58.330
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	13.541	0	0	10.163	0	23.704
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	10.006	0	0	0	0	10.006
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	10.006	0	0	0	0	10.006
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.320	0	0	0	0	4.320
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	4.320	0	0	0	0	4.320
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	291.169	0	0	81.304	0	372.473
404	09	01	00	Mobiliario y equipos de oficina	81.190	0	0	20.326	0	101.516
404	09	02	00	Equipos de computación	25.335	0	0	0	0	25.335
404	09	03	00	Mobiliario y equipos de alojamiento	152.233	0	0	60.978	0	213.211
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	32.411	0	0	0	0	32.411
404	12	00	00	Activos intangibles	821.721	0	0	0	0	821.721
404	12	05	00	Estudios y proyectos	821.721	0	0	0	0	821.721

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
404	13	00	00	Estudios y proyectos para inversión en activos fijos	1.820.442	0	0	0	0	1.820.442
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	511.621	0	0	0	0	511.621
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	1.308.821	0	0	0	0	1.308.821
404	14	00	00	Contratación de inspección de obras	68.103	0	0	0	0	68.103
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	40.961	0	0	0	0	40.961
404	14	02	00	Contratación de inspección de obras de bienes del dominio público	27.142	0	0	0	0	27.142
404	15	00	00	Construcciones del dominio privado	6.710.778	0	0	1.102.042	0	7.812.820
404	15	01	00	Construcciones de edificaciones médico-asistenciales	131.647	0	0	0	0	131.647
404	15	03	00	Construcciones de edificaciones educativas, religiosas y recreativas	263.294	0	0	0	0	263.294
404	15	04	00	Construcciones de edificaciones culturales y deportivas	329.116	0	0	0	0	329.116
404	15	06	00	Construcciones de edificaciones industriales	838.122	0	0	0	0	838.122
404	15	99	00	Otras construcciones del dominio privado	5.148.599	0	0	1.102.042	0	6.250.641
404	16	00	00	Construcciones del dominio público	119.820	0	0	0	0	119.820
404	16	01	00	Construcción de vialidad	119.820	0	0	0	0	119.820
404	99	00	00	Otros activos reales	177.579.275	0	0	22.470.530	0	200.049.805
404	99	01	00	Otros activos reales	177.579.275	0	0	22.470.530	0	200.049.805
498	**00**	**00**	**00**	**Rectificaciones al presupuesto**	**0**	**0**	**0**	**1.000.000**	**0**	**1.000.000**
498	01	00	00	Rectificaciones al presupuesto	0	0	0	1.000.000	0	1.000.000
498	01	01	00	Rectificaciones al presupuesto	0	0	0	1.000.000	0	1.000.000
				Totales	**300.000.000**	**0**	**0**	**100.000.000**	**0**	**400.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.175.966**	**0**	**0**	**0**	**0**	**1.175.966**
402	01	00	00	Productos alimenticios y agropecuarios	40.979	0	0	0	0	40.979
402	01	01	00	Alimentos y bebidas para personas	36.121	0	0	0	0	36.121
402	01	03	00	Productos agrícolas y pecuarios	2.082	0	0	0	0	2.082
402	01	99	00	Otros productos alimenticios y agropecuarios	2.776	0	0	0	0	2.776
402	02	00	00	Productos de minas, canteras y yacimientos	7.193	0	0	0	0	7.193
402	02	05	00	Piedra, arcilla, arena y tierra	7.193	0	0	0	0	7.193
402	03	00	00	Textiles y vestuarios	47.434	0	0	0	0	47.434
402	03	01	00	Textiles	5.045	0	0	0	0	5.045
402	03	02	00	Prendas de vestir	34.185	0	0	0	0	34.185
402	03	03	00	Calzados	8.204	0	0	0	0	8.204
402	04	00	00	Productos de cuero y caucho	15.503	0	0	0	0	15.503
402	04	03	00	Cauchos y tripas para vehículos	14.773	0	0	0	0	14.773
402	04	99	00	Otros productos de cuero y caucho	730	0	0	0	0	730
402	05	00	00	Productos de papel, cartón e impresos	26.129	0	0	0	0	26.129
402	05	02	00	Envases y cajas de papel y cartón	6.721	0	0	0	0	6.721
402	05	03	00	Productos de papel y cartón para oficina	5.782	0	0	0	0	5.782
402	05	04	00	Libros, revistas y periódicos	1.405	0	0	0	0	1.405
402	05	06	00	Productos de papel y cartón para computación	3.083	0	0	0	0	3.083
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.920	0	0	0	0	7.920
402	05	99	00	Otros productos de pulpa, papel y cartón	1.218	0	0	0	0	1.218
402	06	00	00	Productos químicos y derivados	686.815	0	0	0	0	686.815
402	06	01	00	Sustancias químicas y de uso industrial	46.708	0	0	0	0	46.708
402	06	02	00	Abonos, plaguicidas y otros	831	0	0	0	0	831
402	06	03	00	Tintas, pinturas y colorantes	10.062	0	0	0	0	10.062
402	06	04	00	Productos farmacéuticos y medicamentos	4.808	0	0	0	0	4.808
402	06	05	00	Productos de tocador	372	0	0	0	0	372

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	06	06	00	Combustibles y lubricantes	286.352	0	0	0	0	286.352
402	06	08	00	Productos plásticos	10.151	0	0	0	0	10.151
402	06	09	00	Mezclas explosivas	266	0	0	0	0	266
402	06	99	00	Otros productos de la industria química y conexos	327.265	0	0	0	0	327.265
402	07	00	00	Productos minerales no metálicos	5.580	0	0	0	0	5.580
402	07	03	00	Productos de arcilla para construcción	4.725	0	0	0	0	4.725
402	07	99	00	Otros productos minerales no metálicos	855	0	0	0	0	855
402	08	00	00	Productos metálicos	225.696	0	0	0	0	225.696
402	08	01	00	Productos primarios de hierro y acero	88.024	0	0	0	0	88.024
402	08	02	00	Productos de metales no ferrosos	2.029	0	0	0	0	2.029
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	12.510	0	0	0	0	12.510
402	08	09	00	Repuestos y accesorios para equipos de transporte	41.944	0	0	0	0	41.944
402	08	10	00	Repuestos y accesorios para otros equipos	78.492	0	0	0	0	78.492
402	08	99	00	Otros productos metálicos	2.697	0	0	0	0	2.697
402	09	00	00	Productos de madera	19.739	0	0	0	0	19.739
402	09	02	00	Muebles y accesorios de madera para edificaciones	17.567	0	0	0	0	17.567
402	09	99	00	Otros productos de madera	2.172	0	0	0	0	2.172
402	10	00	00	Productos varios y útiles diversos	98.219	0	0	0	0	98.219
402	10	01	00	Artículos de deporte, recreación y juguetes	3.718	0	0	0	0	3.718
402	10	02	00	Materiales y útiles de limpieza y aseo	12.043	0	0	0	0	12.043
402	10	03	00	Utensilios de cocina y comedor	744	0	0	0	0	744
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.030	0	0	0	0	4.030
402	10	06	00	Condecoraciones, ofrendas y similares	744	0	0	0	0	744
402	10	07	00	Productos de seguridad en el trabajo	8.205	0	0	0	0	8.205
402	10	08	00	Materiales para equipos de computación	44.865	0	0	0	0	44.865
402	10	11	00	Materiales eléctricos	14.887	0	0	0	0	14.887
402	10	12	00	Materiales para instalaciones sanitarias	2.651	0	0	0	0	2.651

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios – Ingresos Propios	Recursos Ordinarios – Situado Constitucional	Recursos Ordinarios – Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios – Otras Fuentes	Recursos Extraordinarios – Otras Fuentes	TOTAL
402	10	13	00	Materiales fotográficos	1.041	0	0	0	0	1.041
402	10	99	00	Otros productos y útiles diversos	5.291	0	0	0	0	5.291
402	99	00	00	Otros materiales y suministros	2.679	0	0	0	0	2.679
402	99	01	00	Otros materiales y suministros	2.679	0	0	0	0	2.679
403	**00**	**00**	**00**	**Servicios no personales**	**38.110.447**	**0**	**0**	**0**	**0**	**38.110.447**
403	01	00	00	Alquileres de inmuebles	9.939	0	0	0	0	9.939
403	01	01	00	Alquileres de edificios y locales	9.939	0	0	0	0	9.939
403	02	00	00	Alquileres de maquinaria y equipos	10.923	0	0	0	0	10.923
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	3.435	0	0	0	0	3.435
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.578	0	0	0	0	1.578
403	02	99	00	Alquileres de otras maquinaria y equipos	5.910	0	0	0	0	5.910
403	04	00	00	Servicios básicos	17.175	0	0	0	0	17.175
403	04	04	00	Teléfonos	4.495	0	0	0	0	4.495
403	04	05	00	Servicio de comunicaciones	12.354	0	0	0	0	12.354
403	04	06	00	Servicio de aseo urbano y domiciliario	326	0	0	0	0	326
403	06	00	00	Servicios de transporte y almacenaje	488.498	0	0	0	0	488.498
403	06	01	00	Fletes y embalajes	488.498	0	0	0	0	488.498
403	07	00	00	Servicios de información, impresión y relaciones públicas	32.168	0	0	0	0	32.168
403	07	02	00	Imprenta y reproducción	12.015	0	0	0	0	12.015
403	07	03	00	Relaciones sociales	20.153	0	0	0	0	20.153
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.195	0	0	0	0	5.195
403	08	01	00	Primas y gastos de seguros	3.156	0	0	0	0	3.156
403	08	02	00	Comisiones y gastos bancarios	2.039	0	0	0	0	2.039
403	09	00	00	Viáticos y pasajes	154.731	0	0	0	0	154.731
403	09	01	00	Viáticos y pasajes dentro del país	154.731	0	0	0	0	154.731
403	10	00	00	Servicios profesionales y técnicos	260.309	0	0	0	0	260.309

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	10	01	00	Servicios jurídicos	5.704	0	0	0	0	5.704
403	10	04	00	Servicios de ingeniería y arquitectónicos	203.278	0	0	0	0	203.278
403	10	09	00	Servicios de lavandería y tintorería	2.531	0	0	0	0	2.531
403	10	99	00	Otros servicios profesionales y técnicos	48.796	0	0	0	0	48.796
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	496.471	0	0	0	0	496.471
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	7.939	0	0	0	0	7.939
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	202.735	0	0	0	0	202.735
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	3.176	0	0	0	0	3.176
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	9.517	0	0	0	0	9.517
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	273.104	0	0	0	0	273.104
403	12	00	00	Conservación y reparaciones menores de obras	56.480	0	0	0	0	56.480
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	14.394	0	0	0	0	14.394
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	42.086	0	0	0	0	42.086
403	13	00	00	Servicios de construcciones temporales	7.984	0	0	0	0	7.984
403	13	01	00	Servicios de construcciones temporales	7.984	0	0	0	0	7.984
403	16	00	00	Servicios de diversión, esparcimiento y culturales	66.004	0	0	0	0	66.004
403	16	01	00	Servicios de diversión, esparcimiento y culturales	66.004	0	0	0	0	66.004
403	18	00	00	Impuestos indirectos	22.251.382	0	0	0	0	22.251.382
403	18	01	00	Impuesto al valor agregado	22.251.382	0	0	0	0	22.251.382
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	14.249.619	0	0	0	0	14.249.619
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	14.249.619	0	0	0	0	14.249.619
403	99	00	00	Otros servicios no personales	3.569	0	0	0	0	3.569
403	99	01	00	Otros servicios no personales	3.569	0	0	0	0	3.569
404	**00**	**00**	**00**	**Activos reales**	**100.942.932**	0	0	0	0	**100.942.932**
404	01	00	00	Repuestos y reparaciones mayores	6.325.399	0	0	0	0	6.325.399
404	01	01	00	Repuestos mayores	814.108	0	0	0	0	814.108

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	234.414	0	0	0	0	234.414
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	471.775	0	0	0	0	471.775
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	65.407	0	0	0	0	65.407
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	42.512	0	0	0	0	42.512
404	01	02	00	Reparaciones mayores de maquinaria y equipos	5.511.291	0	0	0	0	5.511.291
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	7.041	0	0	0	0	7.041
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	68.412	0	0	0	0	68.412
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.465	0	0	0	0	1.465
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	5.434.373	0	0	0	0	5.434.373
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	6.157.019	0	0	0	0	6.157.019
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	351.796	0	0	0	0	351.796
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	5.805.223	0	0	0	0	5.805.223
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.918.657	0	0	0	0	1.918.657
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	1.279.084	0	0	0	0	1.279.084
404	03	05	00	Maquinaria y equipos industriales y de taller	182.274	0	0	0	0	182.274
404	03	06	00	Maquinaria y equipos de energía	47.834	0	0	0	0	47.834
404	03	07	00	Maquinaria y equipos de riego y acueductos	126.233	0	0	0	0	126.233
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	283.232	0	0	0	0	283.232
404	04	00	00	Equipos de transporte, tracción y elevación	517.261	0	0	0	0	517.261
404	04	01	00	Vehículos automotores terrestres	517.261	0	0	0	0	517.261
404	05	00	00	Equipos de comunicaciones y de señalamiento	52.219	0	0	0	0	52.219
404	05	01	00	Equipos de telecomunicaciones	17.991	0	0	0	0	17.991
404	05	02	00	Equipos de señalamiento	26.378	0	0	0	0	26.378
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	7.850	0	0	0	0	7.850
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	10.006	0	0	0	0	10.006

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	10.006	0	0	0	0	10.006
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.320	0	0	0	0	4.320
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	4.320	0	0	0	0	4.320
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	239.074	0	0	0	0	239.074
404	09	01	00	Mobiliario y equipos de oficina	67.803	0	0	0	0	67.803
404	09	02	00	Equipos de computación	23.656	0	0	0	0	23.656
404	09	03	00	Mobiliario y equipos de alojamiento	118.829	0	0	0	0	118.829
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	28.786	0	0	0	0	28.786
404	12	00	00	Activos intangibles	356.168	0	0	0	0	356.168
404	12	05	00	Estudios y proyectos	356.168	0	0	0	0	356.168
404	13	00	00	Estudios y proyectos para inversión en activos fijos	163.089	0	0	0	0	163.089
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	163.089	0	0	0	0	163.089
404	14	00	00	Contratación de inspección de obras	43.980	0	0	0	0	43.980
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	16.838	0	0	0	0	16.838
404	14	02	00	Contratación de inspección de obras de bienes del dominio público	27.142	0	0	0	0	27.142
404	15	00	00	Construcciones del dominio privado	714.420	0	0	0	0	714.420
404	15	01	00	Construcciones de edificaciones médico-asistenciales	41.669	0	0	0	0	41.669
404	15	03	00	Construcciones de edificaciones educativas, religiosas y recreativas	83.338	0	0	0	0	83.338
404	15	04	00	Construcciones de edificaciones culturales y deportivas	104.172	0	0	0	0	104.172
404	15	06	00	Construcciones de edificaciones industriales	485.241	0	0	0	0	485.241
404	99	00	00	Otros activos reales	84.441.320	0	0	0	0	84.441.320
404	99	01	00	Otros activos reales	84.441.320	0	0	0	0	84.441.320
				Totales	**140.229.345**	**0**	**0**	**0**	**0**	**140.229.345**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020008 PROMOVER EL DESARROLLO DE LAS ISLAS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA OFERTANDO CONDICIONES FAVORABLES PARA EL TURISMO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 200

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**180.423**	**0**	**0**	**0**	**0**	**180.423**
402	01	00	00	Productos alimenticios y agropecuarios	4.960	0	0	0	0	4.960
402	01	01	00	Alimentos y bebidas para personas	3.622	0	0	0	0	3.622
402	01	03	00	Productos agrícolas y pecuarios	669	0	0	0	0	669
402	01	99	00	Otros productos alimenticios y agropecuarios	669	0	0	0	0	669
402	03	00	00	Textiles y vestuarios	14.517	0	0	0	0	14.517
402	03	01	00	Textiles	797	0	0	0	0	797
402	03	02	00	Prendas de vestir	12.452	0	0	0	0	12.452
402	03	03	00	Calzados	1.268	0	0	0	0	1.268
402	04	00	00	Productos de cuero y caucho	1.449	0	0	0	0	1.449
402	04	03	00	Cauchos y tripas para vehículos	1.449	0	0	0	0	1.449
402	05	00	00	Productos de papel, cartón e impresos	290	0	0	0	0	290
402	05	02	00	Envases y cajas de papel y cartón	181	0	0	0	0	181
402	05	06	00	Productos de papel y cartón para computación	109	0	0	0	0	109
402	06	00	00	Productos químicos y derivados	129.495	0	0	0	0	129.495
402	06	01	00	Sustancias químicas y de uso industrial	1.811	0	0	0	0	1.811
402	06	03	00	Tintas, pinturas y colorantes	543	0	0	0	0	543
402	06	04	00	Productos farmacéuticos y medicamentos	362	0	0	0	0	362
402	06	06	00	Combustibles y lubricantes	54.334	0	0	0	0	54.334
402	06	99	00	Otros productos de la industria química y conexos	72.445	0	0	0	0	72.445
402	07	00	00	Productos minerales no metálicos	1.375	0	0	0	0	1.375
402	07	03	00	Productos de arcilla para construcción	1.375	0	0	0	0	1.375

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020008 PROMOVER EL DESARROLLO DE LAS ISLAS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA OFERTANDO CONDICIONES FAVORABLES PARA EL TURISMO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 200

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	08	00	00	Productos metálicos	22.723	0	0	0	0	22.723
402	08	01	00	Productos primarios de hierro y acero	1.811	0	0	0	0	1.811
402	08	02	00	Productos de metales no ferrosos	362	0	0	0	0	362
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.811	0	0	0	0	1.811
402	08	09	00	Repuestos y accesorios para equipos de transporte	7.245	0	0	0	0	7.245
402	08	10	00	Repuestos y accesorios para otros equipos	11.132	0	0	0	0	11.132
402	08	99	00	Otros productos metálicos	362	0	0	0	0	362
402	10	00	00	Productos varios y útiles diversos	5.252	0	0	0	0	5.252
402	10	02	00	Materiales y útiles de limpieza y aseo	1.087	0	0	0	0	1.087
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	181	0	0	0	0	181
402	10	07	00	Productos de seguridad en el trabajo	1.087	0	0	0	0	1.087
402	10	08	00	Materiales para equipos de computación	724	0	0	0	0	724
402	10	11	00	Materiales eléctricos	1.811	0	0	0	0	1.811
402	10	99	00	Otros productos y útiles diversos	362	0	0	0	0	362
402	99	00	00	Otros materiales y suministros	362	0	0	0	0	362
402	99	01	00	Otros materiales y suministros	362	0	0	0	0	362
403	**00**	**00**	**00**	**Servicios no personales**	**18.193.680**	**0**	**0**	**0**	**0**	**18.193.680**
403	04	00	00	Servicios básicos	2.838	0	0	0	0	2.838
403	04	04	00	Teléfonos	710	0	0	0	0	710
403	04	05	00	Servicio de comunicaciones	2.128	0	0	0	0	2.128
403	06	00	00	Servicios de transporte y almacenaje	74.802	0	0	0	0	74.802
403	06	01	00	Fletes y embalajes	74.802	0	0	0	0	74.802

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020008 PROMOVER EL DESARROLLO DE LAS ISLAS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA OFERTANDO CONDICIONES FAVORABLES PARA EL TURISMO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 200

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.675	0	0	0	0	5.675
403	07	03	00	Relaciones sociales	5.675	0	0	0	0	5.675
403	10	00	00	Servicios profesionales y técnicos	38.235	0	0	0	0	38.235
403	10	04	00	Servicios de ingeniería y arquitectónicos	32.772	0	0	0	0	32.772
403	10	09	00	Servicios de lavandería y tintorería	497	0	0	0	0	497
403	10	99	00	Otros servicios profesionales y técnicos	4.966	0	0	0	0	4.966
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	145.987	0	0	0	0	145.987
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.483	0	0	0	0	2.483
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	55.614	0	0	0	0	55.614
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	993	0	0	0	0	993
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.490	0	0	0	0	1.490
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	85.407	0	0	0	0	85.407
403	12	00	00	Conservación y reparaciones menores de obras	10.656	0	0	0	0	10.656
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.979	0	0	0	0	2.979
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	7.677	0	0	0	0	7.677
403	13	00	00	Servicios de construcciones temporales	497	0	0	0	0	497
403	13	01	00	Servicios de construcciones temporales	497	0	0	0	0	497
403	18	00	00	Impuestos indirectos	3.666.015	0	0	0	0	3.666.015
403	18	01	00	Impuesto al valor agregado	3.666.015	0	0	0	0	3.666.015
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	14.248.478	0	0	0	0	14.248.478
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	14.248.478	0	0	0	0	14.248.478

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020008 PROMOVER EL DESARROLLO DE LAS ISLAS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA OFERTANDO CONDICIONES FAVORABLES PARA EL TURISMO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 200

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares - Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	497	0	0	0	0	497
403	99	01	00	Otros servicios no personales	497	0	0	0	0	497
404	**00**	**00**	**00**	**Activos reales**	**21.467.261**	**0**	**0**	**0**	0	**21.467.261**
404	01	00	00	Repuestos y reparaciones mayores	210.803	0	0	0	0	210.803
404	01	01	00	Repuestos mayores	197.574	0	0	0	0	197.574
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	30.308	0	0	0	0	30.308
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	155.550	0	0	0	0	155.550
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	11.716	0	0	0	0	11.716
404	01	02	00	Reparaciones mayores de maquinaria y equipos	13.229	0	0	0	0	13.229
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	1.443	0	0	0	0	1.443
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	10.022	0	0	0	0	10.022
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	561	0	0	0	0	561
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	1.203	0	0	0	0	1.203
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	103.834	0	0	0	0	103.834
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	103.834	0	0	0	0	103.834
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	429.655	0	0	0	0	429.655
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	342.371	0	0	0	0	342.371
404	03	06	00	Maquinaria y equipos de energía	11.225	0	0	0	0	11.225
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	76.059	0	0	0	0	76.059
404	04	00	00	Equipos de transporte, tracción y elevación	196.442	0	0	0	0	196.442
404	04	01	00	Vehículos automotores terrestres	196.442	0	0	0	0	196.442

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020008 PROMOVER EL DESARROLLO DE LAS ISLAS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA OFERTANDO CONDICIONES FAVORABLES PARA EL TURISMO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 200

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.684	0	0	0	0	1.684
404	05	01	00	Equipos de telecomunicaciones	1.684	0	0	0	0	1.684
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	36.483	0	0	0	0	36.483
404	09	01	00	Mobiliario y equipos de oficina	14.032	0	0	0	0	14.032
404	09	02	00	Equipos de computación	5.613	0	0	0	0	5.613
404	09	03	00	Mobiliario y equipos de alojamiento	16.838	0	0	0	0	16.838
404	12	00	00	Activos intangibles	59.868	0	0	0	0	59.868
404	12	05	00	Estudios y proyectos	59.868	0	0	0	0	59.868
404	14	00	00	Contratación de inspección de obras	16.838	0	0	0	0	16.838
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	16.838	0	0	0	0	16.838
404	15	00	00	Construcciones del dominio privado	185.778	0	0	0	0	185.778
404	15	06	00	Construcciones de edificaciones industriales	185.778	0	0	0	0	185.778
404	99	00	00	Otros activos reales	20.225.876	0	0	0	0	20.225.876
404	99	01	00	Otros activos reales	20.225.876	0	0	0	0	20.225.876
				Totales	**39.841.364**	**0**	**0**	**0**	**0**	**39.841.364**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020009 IMPULSAR EL MEJORAMIENTO Y CONSOLIDACIÓN DE LOS SISTEMAS AMBIENTALES PARA LA CONSERVACIÓN DE HABITATS Y ESPECIES EN LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 100

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**194.998**	**0**	**0**	**0**	0	**194.998**
402	01	00	00	Productos alimenticios y agropecuarios	4.149	0	0	0	0	4.149
402	01	01	00	Alimentos y bebidas para personas	4.149	0	0	0	0	4.149
402	03	00	00	Textiles y vestuarios	6.514	0	0	0	0	6.514
402	03	01	00	Textiles	913	0	0	0	0	913
402	03	02	00	Prendas de vestir	4.149	0	0	0	0	4.149
402	03	03	00	Calzados	1.452	0	0	0	0	1.452
402	04	00	00	Productos de cuero y caucho	1.659	0	0	0	0	1.659
402	04	03	00	Cauchos y tripas para vehículos	1.659	0	0	0	0	1.659
402	05	00	00	Productos de papel, cartón e impresos	331	0	0	0	0	331
402	05	02	00	Envases y cajas de papel y cartón	207	0	0	0	0	207
402	05	06	00	Productos de papel y cartón para computación	124	0	0	0	0	124
402	06	00	00	Productos químicos y derivados	148.316	0	0	0	0	148.316
402	06	01	00	Sustancias químicas y de uso industrial	2.074	0	0	0	0	2.074
402	06	03	00	Tintas, pinturas y colorantes	622	0	0	0	0	622
402	06	04	00	Productos farmacéuticos y medicamentos	415	0	0	0	0	415
402	06	06	00	Combustibles y lubricantes	62.231	0	0	0	0	62.231
402	06	99	00	Otros productos de la industria química y conexos	82.974	0	0	0	0	82.974
402	07	00	00	Productos minerales no metálicos	1.574	0	0	0	0	1.574
402	07	03	00	Productos de arcilla para construcción	1.574	0	0	0	0	1.574
402	08	00	00	Productos metálicos	26.024	0	0	0	0	26.024
402	08	01	00	Productos primarios de hierro y acero	2.074	0	0	0	0	2.074

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020009 IMPULSAR EL MEJORAMIENTO Y CONSOLIDACIÓN DE LOS SISTEMAS AMBIENTALES PARA LA CONSERVACIÓN DE HABITATS Y ESPECIES EN LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 100

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	08	02	00	Productos de metales no ferrosos	415	0	0	0	0	415
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.074	0	0	0	0	2.074
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.297	0	0	0	0	8.297
402	08	10	00	Repuestos y accesorios para otros equipos	12.749	0	0	0	0	12.749
402	08	99	00	Otros productos metálicos	415	0	0	0	0	415
402	10	00	00	Productos varios y útiles diversos	6.016	0	0	0	0	6.016
402	10	02	00	Materiales y útiles de limpieza y aseo	1.245	0	0	0	0	1.245
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	207	0	0	0	0	207
402	10	07	00	Productos de seguridad en el trabajo	1.245	0	0	0	0	1.245
402	10	08	00	Materiales para equipos de computación	830	0	0	0	0	830
402	10	11	00	Materiales eléctricos	2.074	0	0	0	0	2.074
402	10	99	00	Otros productos y útiles diversos	415	0	0	0	0	415
402	99	00	00	Otros materiales y suministros	415	0	0	0	0	415
402	99	01	00	Otros materiales y suministros	415	0	0	0	0	415
403	**00**	**00**	**00**	**Servicios no personales**	**4.961.218**	**0**	**0**	**0**	0	**4.961.218**
403	04	00	00	Servicios básicos	3.568	0	0	0	0	3.568
403	04	04	00	Teléfonos	892	0	0	0	0	892
403	04	05	00	Servicio de comunicaciones	2.676	0	0	0	0	2.676
403	06	00	00	Servicios de transporte y almacenaje	94.066	0	0	0	0	94.066
403	06	01	00	Fletes y embalajes	94.066	0	0	0	0	94.066
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.137	0	0	0	0	7.137
403	07	03	00	Relaciones sociales	7.137	0	0	0	0	7.137

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020009 IMPULSAR EL MEJORAMIENTO Y CONSOLIDACIÓN DE LOS SISTEMAS AMBIENTALES PARA LA CONSERVACIÓN DE HABITATS Y ESPECIES EN LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 100

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales y técnicos	48.080	0	0	0	0	48.080
403	10	04	00	Servicios de ingeniería y arquitectónicos	41.212	0	0	0	0	41.212
403	10	09	00	Servicios de lavandería y tintorería	624	0	0	0	0	624
403	10	99	00	Otros servicios profesionales y técnicos	6.244	0	0	0	0	6.244
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	183.582	0	0	0	0	183.582
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	3.122	0	0	0	0	3.122
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	69.936	0	0	0	0	69.936
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.249	0	0	0	0	1.249
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.873	0	0	0	0	1.873
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	107.402	0	0	0	0	107.402
403	12	00	00	Conservación y reparaciones menores de obras	13.401	0	0	0	0	13.401
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.747	0	0	0	0	3.747
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	9.654	0	0	0	0	9.654
403	13	00	00	Servicios de construcciones temporales	624	0	0	0	0	624
403	13	01	00	Servicios de construcciones temporales	624	0	0	0	0	624
403	18	00	00	Impuestos indirectos	4.610.136	0	0	0	0	4.610.136
403	18	01	00	Impuesto al valor agregado	4.610.136	0	0	0	0	4.610.136
403	99	00	00	Otros servicios no personales	624	0	0	0	0	624
403	99	01	00	Otros servicios no personales	624	0	0	0	0	624
404	**00**	**00**	**00**	**Activos reales**	**18.984.728**	**0**	0	**0**	0	**18.984.728**
404	01	00	00	Repuestos y reparaciones mayores	186.425	0	0	0	0	186.425

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020009 IMPULSAR EL MEJORAMIENTO Y CONSOLIDACIÓN DE LOS SISTEMAS AMBIENTALES PARA LA CONSERVACIÓN DE HABITATS Y ESPECIES EN LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 100

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
404	01	01	00	Repuestos mayores	174.726	0	0	0	0	174.726
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	26.803	0	0	0	0	26.803
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	137.562	0	0	0	0	137.562
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	10.361	0	0	0	0	10.361
404	01	02	00	Reparaciones mayores de maquinaria y equipos	11.699	0	0	0	0	11.699
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	1.276	0	0	0	0	1.276
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	8.863	0	0	0	0	8.863
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	496	0	0	0	0	496
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	1.064	0	0	0	0	1.064
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	91.826	0	0	0	0	91.826
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	91.826	0	0	0	0	91.826
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	379.968	0	0	0	0	379.968
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	302.778	0	0	0	0	302.778
404	03	06	00	Maquinaria y equipos de energía	9.927	0	0	0	0	9.927
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	67.263	0	0	0	0	67.263
404	04	00	00	Equipos de transporte, tracción y elevación	173.725	0	0	0	0	173.725
404	04	01	00	Vehículos automotores terrestres	173.725	0	0	0	0	173.725
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.489	0	0	0	0	1.489
404	05	01	00	Equipos de telecomunicaciones	1.489	0	0	0	0	1.489
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	32.264	0	0	0	0	32.264
404	09	01	00	Mobiliario y equipos de oficina	12.409	0	0	0	0	12.409

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020009 IMPULSAR EL MEJORAMIENTO Y CONSOLIDACIÓN DE LOS SISTEMAS AMBIENTALES PARA LA CONSERVACIÓN DE HABITATS Y ESPECIES EN LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 100

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	09	02	00	Equipos de computación	4.964	0	0	0	0	4.964
404	09	03	00	Mobiliario y equipos de alojamiento	14.891	0	0	0	0	14.891
404	12	00	00	Activos intangibles	52.945	0	0	0	0	52.945
404	12	05	00	Estudios y proyectos	52.945	0	0	0	0	52.945
404	14	00	00	Contratación de inspección de obras	14.891	0	0	0	0	14.891
404	14	02	00	Contratación de inspección de obras de bienes del dominio público	14.891	0	0	0	0	14.891
404	15	00	00	Construcciones del dominio privado	164.294	0	0	0	0	164.294
404	15	06	00	Construcciones de edificaciones industriales	164.294	0	0	0	0	164.294
404	99	00	00	Otros activos reales	17.886.901	0	0	0	0	17.886.901
404	99	01	00	Otros activos reales	17.886.901	0	0	0	0	17.886.901
				Totales	**24.140.944**	**0**	**0**	**0**	**0**	**24.140.944**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020010 FORTALECIMIENTO DE LAS BASES SOCIO-TERRITORIALES PARA EL DESARROLLO DE LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 125

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**219.998**	**0**	**0**	**0**	**0**	**219.998**
402	01	00	00	Productos alimenticios y agropecuarios	4.681	0	0	0	0	4.681
402	01	01	00	Alimentos y bebidas para personas	3.343	0	0	0	0	3.343
402	01	03	00	Productos agrícolas y pecuarios	669	0	0	0	0	669
402	01	99	00	Otros productos alimenticios y agropecuarios	669	0	0	0	0	669
402	03	00	00	Textiles y vestuarios	7.349	0	0	0	0	7.349
402	03	01	00	Textiles	1.030	0	0	0	0	1.030
402	03	02	00	Prendas de vestir	4.681	0	0	0	0	4.681
402	03	03	00	Calzados	1.638	0	0	0	0	1.638
402	04	00	00	Productos de cuero y caucho	1.872	0	0	0	0	1.872
402	04	03	00	Cauchos y tripas para vehículos	1.872	0	0	0	0	1.872
402	05	00	00	Productos de papel, cartón e impresos	374	0	0	0	0	374
402	05	02	00	Envases y cajas de papel y cartón	234	0	0	0	0	234
402	05	06	00	Productos de papel y cartón para computación	140	0	0	0	0	140
402	06	00	00	Productos químicos y derivados	167.331	0	0	0	0	167.331
402	06	01	00	Sustancias químicas y de uso industrial	2.340	0	0	0	0	2.340
402	06	03	00	Tintas, pinturas y colorantes	702	0	0	0	0	702
402	06	04	00	Productos farmacéuticos y medicamentos	468	0	0	0	0	468
402	06	06	00	Combustibles y lubricantes	70.209	0	0	0	0	70.209
402	06	99	00	Otros productos de la industria química y conexos	93.612	0	0	0	0	93.612
402	07	00	00	Productos minerales no metálicos	1.776	0	0	0	0	1.776
402	07	03	00	Productos de arcilla para construcción	1.776	0	0	0	0	1.776

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020010 FORTALECIMIENTO DE LAS BASES SOCIO-TERRITORIALES PARA EL DESARROLLO DE LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 125

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	08	00	00	Productos metálicos	29.361	0	0	0	0	29.361
402	08	01	00	Productos primarios de hierro y acero	2.340	0	0	0	0	2.340
402	08	02	00	Productos de metales no ferrosos	468	0	0	0	0	468
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.340	0	0	0	0	2.340
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.361	0	0	0	0	9.361
402	08	10	00	Repuestos y accesorios para otros equipos	14.384	0	0	0	0	14.384
402	08	99	00	Otros productos metálicos	468	0	0	0	0	468
402	10	00	00	Productos varios y útiles diversos	6.786	0	0	0	0	6.786
402	10	02	00	Materiales y útiles de limpieza y aseo	1.404	0	0	0	0	1.404
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	234	0	0	0	0	234
402	10	07	00	Productos de seguridad en el trabajo	1.404	0	0	0	0	1.404
402	10	08	00	Materiales para equipos de computación	936	0	0	0	0	936
402	10	11	00	Materiales eléctricos	2.340	0	0	0	0	2.340
402	10	99	00	Otros productos y útiles diversos	468	0	0	0	0	468
402	99	00	00	Otros materiales y suministros	468	0	0	0	0	468
402	99	01	00	Otros materiales y suministros	468	0	0	0	0	468
403	**00**	**00**	**00**	**Servicios no personales**	**3.709.062**	**0**	**0**	**0**	0	**3.709.062**
403	04	00	00	Servicios básicos	2.668	0	0	0	0	2.668
403	04	04	00	Teléfonos	667	0	0	0	0	667
403	04	05	00	Servicio de comunicaciones	2.001	0	0	0	0	2.001
403	06	00	00	Servicios de transporte y almacenaje	70.325	0	0	0	0	70.325
403	06	01	00	Fletes y embalajes	70.325	0	0	0	0	70.325

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020010 FORTALECIMIENTO DE LAS BASES SOCIO-TERRITORIALES PARA EL DESARROLLO DE LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 125

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.335	0	0	0	0	5.335
403	07	03	00	Relaciones sociales	5.335	0	0	0	0	5.335
403	10	00	00	Servicios profesionales y técnicos	35.946	0	0	0	0	35.946
403	10	04	00	Servicios de ingeniería y arquitectónicos	30.811	0	0	0	0	30.811
403	10	09	00	Servicios de lavandería y tintorería	467	0	0	0	0	467
403	10	99	00	Otros servicios profesionales y técnicos	4.668	0	0	0	0	4.668
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	137.248	0	0	0	0	137.248
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.334	0	0	0	0	2.334
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	52.285	0	0	0	0	52.285
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	934	0	0	0	0	934
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.400	0	0	0	0	1.400
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	80.295	0	0	0	0	80.295
403	12	00	00	Conservación y reparaciones menores de obras	10.018	0	0	0	0	10.018
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.801	0	0	0	0	2.801
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	7.217	0	0	0	0	7.217
403	13	00	00	Servicios de construcciones temporales	467	0	0	0	0	467
403	13	01	00	Servicios de construcciones temporales	467	0	0	0	0	467
403	18	00	00	Impuestos indirectos	3.446.588	0	0	0	0	3.446.588
403	18	01	00	Impuesto al valor agregado	3.446.588	0	0	0	0	3.446.588
403	99	00	00	Otros servicios no personales	467	0	0	0	0	467
403	99	01	00	Otros servicios no personales	467	0	0	0	0	467

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020010 FORTALECIMIENTO DE LAS BASES SOCIO-TERRITORIALES PARA EL DESARROLLO DE LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 125

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
404	00	00	00	**Activos reales**	**15.619.141**	0	0	0	0	**15.619.141**
404	01	00	00	Repuestos y reparaciones mayores	153.377	0	0	0	0	153.377
404	01	01	00	Repuestos mayores	143.752	0	0	0	0	143.752
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	22.052	0	0	0	0	22.052
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	113.175	0	0	0	0	113.175
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	8.525	0	0	0	0	8.525
404	01	02	00	Reparaciones mayores de maquinaria y equipos	9.625	0	0	0	0	9.625
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	1.050	0	0	0	0	1.050
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	7.292	0	0	0	0	7.292
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	408	0	0	0	0	408
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	875	0	0	0	0	875
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	75.547	0	0	0	0	75.547
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	75.547	0	0	0	0	75.547
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	312.608	0	0	0	0	312.608
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	249.102	0	0	0	0	249.102
404	03	06	00	Maquinaria y equipos de energía	8.167	0	0	0	0	8.167
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	55.339	0	0	0	0	55.339
404	04	00	00	Equipos de transporte, tracción y elevación	142.927	0	0	0	0	142.927
404	04	01	00	Vehículos automotores terrestres	142.927	0	0	0	0	142.927
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.225	0	0	0	0	1.225
404	05	01	00	Equipos de telecomunicaciones	1.225	0	0	0	0	1.225

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020010 FORTALECIMIENTO DE LAS BASES SOCIO-TERRITORIALES PARA EL DESARROLLO DE LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 125

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	26.544	0	0	0	0	26.544
404	09	01	00	Mobiliario y equipos de oficina	10.209	0	0	0	0	10.209
404	09	02	00	Equipos de computación	4.084	0	0	0	0	4.084
404	09	03	00	Mobiliario y equipos de alojamiento	12.251	0	0	0	0	12.251
404	12	00	00	Activos intangibles	43.559	0	0	0	0	43.559
404	12	05	00	Estudios y proyectos	43.559	0	0	0	0	43.559
404	14	00	00	Contratación de inspección de obras	12.251	0	0	0	0	12.251
404	14	02	00	Contratación de inspección de obras de bienes del dominio público	12.251	0	0	0	0	12.251
404	15	00	00	Construcciones del dominio privado	135.169	0	0	0	0	135.169
404	15	06	00	Construcciones de edificaciones industriales	135.169	0	0	0	0	135.169
404	99	00	00	Otros activos reales	14.715.934	0	0	0	0	14.715.934
404	99	01	00	Otros activos reales	14.715.934	0	0	0	0	14.715.934
				Totales	**19.548.201**	0	0	0	0	**19.548.201**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020011 IMPULSAR EL MEJORAMIENTO Y CONSOLIDACIÓN DE PROGRAMAS SOCIO-CULTURALES QUE BENEFICIEN A LA POBLACIÓN Y TURISTAS DE LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: PROGRAMA **META:** 80

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**110.543**	**0**	**0**	**0**	**0**	**110.543**
402	01	00	00	Productos alimenticios y agropecuarios	2.848	0	0	0	0	2.848
402	01	01	00	Alimentos y bebidas para personas	2.492	0	0	0	0	2.492
402	01	99	00	Otros productos alimenticios y agropecuarios	356	0	0	0	0	356
402	02	00	00	Productos de minas, canteras y yacimientos	1.780	0	0	0	0	1.780
402	02	05	00	Piedra, arcilla, arena y tierra	1.780	0	0	0	0	1.780
402	03	00	00	Textiles y vestuarios	2.558	0	0	0	0	2.558
402	03	01	00	Textiles	100	0	0	0	0	100
402	03	02	00	Prendas de vestir	2.136	0	0	0	0	2.136
402	03	03	00	Calzados	322	0	0	0	0	322
402	04	00	00	Productos de cuero y caucho	961	0	0	0	0	961
402	04	03	00	Cauchos y tripas para vehículos	890	0	0	0	0	890
402	04	99	00	Otros productos de cuero y caucho	71	0	0	0	0	71
402	05	00	00	Productos de papel, cartón e impresos	3.986	0	0	0	0	3.986
402	05	02	00	Envases y cajas de papel y cartón	1.103	0	0	0	0	1.103
402	05	03	00	Productos de papel y cartón para oficina	1.103	0	0	0	0	1.103
402	05	06	00	Productos de papel y cartón para computación	356	0	0	0	0	356
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.246	0	0	0	0	1.246
402	05	99	00	Otros productos de pulpa, papel y cartón	178	0	0	0	0	178
402	06	00	00	Productos químicos y derivados	54.957	0	0	0	0	54.957
402	06	03	00	Tintas, pinturas y colorantes	819	0	0	0	0	819
402	06	04	00	Productos farmacéuticos y medicamentos	178	0	0	0	0	178

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020011 IMPULSAR EL MEJORAMIENTO Y CONSOLIDACIÓN DE PROGRAMAS SOCIO-CULTURALES QUE BENEFICIEN A LA POBLACIÓN Y TURISTAS DE LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: PROGRAMA **META:** 80

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	06	06	00	Combustibles y lubricantes	8.899	0	0	0	0	8.899
402	06	08	00	Productos plásticos	3.560	0	0	0	0	3.560
402	06	09	00	Mezclas explosivas	107	0	0	0	0	107
402	06	99	00	Otros productos de la industria química y conexos	41.394	0	0	0	0	41.394
402	08	00	00	Productos metálicos	30.531	0	0	0	0	30.531
402	08	01	00	Productos primarios de hierro y acero	1.602	0	0	0	0	1.602
402	08	02	00	Productos de metales no ferrosos	142	0	0	0	0	142
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.780	0	0	0	0	1.780
402	08	09	00	Repuestos y accesorios para equipos de transporte	7.440	0	0	0	0	7.440
402	08	10	00	Repuestos y accesorios para otros equipos	19.222	0	0	0	0	19.222
402	08	99	00	Otros productos metálicos	345	0	0	0	0	345
402	09	00	00	Productos de madera	7.013	0	0	0	0	7.013
402	09	02	00	Muebles y accesorios de madera para edificaciones	6.621	0	0	0	0	6.621
402	09	99	00	Otros productos de madera	392	0	0	0	0	392
402	10	00	00	Productos varios y útiles diversos	5.909	0	0	0	0	5.909
402	10	02	00	Materiales y útiles de limpieza y aseo	819	0	0	0	0	819
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	534	0	0	0	0	534
402	10	07	00	Productos de seguridad en el trabajo	498	0	0	0	0	498
402	10	08	00	Materiales para equipos de computación	534	0	0	0	0	534
402	10	11	00	Materiales eléctricos	1.602	0	0	0	0	1.602
402	10	12	00	Materiales para instalaciones sanitarias	890	0	0	0	0	890
402	10	99	00	Otros productos y útiles diversos	1.032	0	0	0	0	1.032

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020011 IMPULSAR EL MEJORAMIENTO Y CONSOLIDACIÓN DE PROGRAMAS SOCIO-CULTURALES QUE BENEFICIEN A LA POBLACIÓN Y TURISTAS DE LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: PROGRAMA **META:** 80

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.853.485**	**0**	**0**	**0**	**0**	**2.853.485**
403	01	00	00	Alquileres de inmuebles	1.090	0	0	0	0	1.090
403	01	01	00	Alquileres de edificios y locales	1.090	0	0	0	0	1.090
403	02	00	00	Alquileres de maquinaria y equipos	1.853	0	0	0	0	1.853
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	1.599	0	0	0	0	1.599
403	02	99	00	Alquileres de otras maquinaria y equipos	254	0	0	0	0	254
403	04	00	00	Servicios básicos	1.162	0	0	0	0	1.162
403	04	04	00	Teléfonos	363	0	0	0	0	363
403	04	05	00	Servicio de comunicaciones	799	0	0	0	0	799
403	06	00	00	Servicios de transporte y almacenaje	27.250	0	0	0	0	27.250
403	06	01	00	Fletes y embalajes	27.250	0	0	0	0	27.250
403	09	00	00	Viáticos y pasajes	32.701	0	0	0	0	32.701
403	09	01	00	Viáticos y pasajes dentro del país	32.701	0	0	0	0	32.701
403	10	00	00	Servicios profesionales y técnicos	7.720	0	0	0	0	7.720
403	10	04	00	Servicios de ingeniería y arquitectónicos	827	0	0	0	0	827
403	10	09	00	Servicios de lavandería y tintorería	145	0	0	0	0	145
403	10	99	00	Otros servicios profesionales y técnicos	6.748	0	0	0	0	6.748
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	11.591	0	0	0	0	11.591
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.591	0	0	0	0	11.591
403	12	00	00	Conservación y reparaciones menores de obras	1.381	0	0	0	0	1.381
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	1.381	0	0	0	0	1.381

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020011 IMPULSAR EL MEJORAMIENTO Y CONSOLIDACIÓN DE PROGRAMAS SOCIO-CULTURALES QUE BENEFICIEN A LA POBLACIÓN Y TURISTAS DE LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: PROGRAMA **META:** 80

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	18	00	00	Impuestos indirectos	2.768.374	0	0	0	0	2.768.374
403	18	01	00	Impuesto al valor agregado	2.768.374	0	0	0	0	2.768.374
403	99	00	00	Otros servicios no personales	363	0	0	0	0	363
403	99	01	00	Otros servicios no personales	363	0	0	0	0	363
404	**00**	**00**	**00**	**Activos reales**	**14.040.982**	**0**	**0**	**0**	0	**14.040.982**
404	01	00	00	Repuestos y reparaciones mayores	2.611.443	0	0	0	0	2.611.443
404	01	01	00	Repuestos mayores	70.181	0	0	0	0	70.181
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	20.336	0	0	0	0	20.336
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	22.689	0	0	0	0	22.689
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	22.572	0	0	0	0	22.572
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	4.584	0	0	0	0	4.584
404	01	02	00	Reparaciones mayores de maquinaria y equipos	2.541.262	0	0	0	0	2.541.262
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	899	0	0	0	0	899
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	14.560	0	0	0	0	14.560
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	2.525.803	0	0	0	0	2.525.803
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	2.726.926	0	0	0	0	2.726.926
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	27.695	0	0	0	0	27.695
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	2.699.231	0	0	0	0	2.699.231
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	43.253	0	0	0	0	43.253
404	03	07	00	Maquinaria y equipos de riego y acueductos	43.253	0	0	0	0	43.253
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	48.417	0	0	0	0	48.417

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020011 IMPULSAR EL MEJORAMIENTO Y CONSOLIDACIÓN DE PROGRAMAS SOCIO-CULTURALES QUE BENEFICIEN A LA POBLACIÓN Y TURISTAS DE LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: PROGRAMA **META:** 80

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	09	01	00	Mobiliario y equipos de oficina	9.683	0	0	0	0	9.683
404	09	02	00	Equipos de computación	3.228	0	0	0	0	3.228
404	09	03	00	Mobiliario y equipos de alojamiento	25.177	0	0	0	0	25.177
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	10.329	0	0	0	0	10.329
404	12	00	00	Activos intangibles	53.517	0	0	0	0	53.517
404	12	05	00	Estudios y proyectos	53.517	0	0	0	0	53.517
404	13	00	00	Estudios y proyectos para inversión en activos fijos	42.026	0	0	0	0	42.026
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	42.026	0	0	0	0	42.026
404	99	00	00	Otros activos reales	8.515.400	0	0	0	0	8.515.400
404	99	01	00	Otros activos reales	8.515.400	0	0	0	0	8.515.400
				Totales	**17.005.010**	**0**	**0**	**0**	**0**	**17.005.010**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020012 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE PLANES DE ORDENACIÓN TERRITORIAL EN LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 250

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**89.998**	**0**	**0**	**0**	**0**	**89.998**
402	01	00	00	Productos alimenticios y agropecuarios	4.235	0	0	0	0	4.235
402	01	01	00	Alimentos y bebidas para personas	3.706	0	0	0	0	3.706
402	01	99	00	Otros productos alimenticios y agropecuarios	529	0	0	0	0	529
402	02	00	00	Productos de minas, canteras y yacimientos	2.647	0	0	0	0	2.647
402	02	05	00	Piedra, arcilla, arena y tierra	2.647	0	0	0	0	2.647
402	03	00	00	Textiles y vestuarios	3.803	0	0	0	0	3.803
402	03	01	00	Textiles	148	0	0	0	0	148
402	03	02	00	Prendas de vestir	3.176	0	0	0	0	3.176
402	03	03	00	Calzados	479	0	0	0	0	479
402	04	00	00	Productos de cuero y caucho	1.430	0	0	0	0	1.430
402	04	03	00	Cauchos y tripas para vehículos	1.324	0	0	0	0	1.324
402	04	99	00	Otros productos de cuero y caucho	106	0	0	0	0	106
402	05	00	00	Productos de papel, cartón e impresos	5.929	0	0	0	0	5.929
402	05	02	00	Envases y cajas de papel y cartón	1.641	0	0	0	0	1.641
402	05	03	00	Productos de papel y cartón para oficina	1.641	0	0	0	0	1.641
402	05	06	00	Productos de papel y cartón para computación	529	0	0	0	0	529
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.853	0	0	0	0	1.853
402	05	99	00	Otros productos de pulpa, papel y cartón	265	0	0	0	0	265
402	06	00	00	Productos químicos y derivados	37.931	0	0	0	0	37.931
402	06	03	00	Tintas, pinturas y colorantes	1.218	0	0	0	0	1.218
402	06	04	00	Productos farmacéuticos y medicamentos	265	0	0	0	0	265

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020012 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE PLANES DE ORDENACIÓN TERRITORIAL EN LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 250

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	06	06	00	Combustibles y lubricantes	13.235	0	0	0	0	13.235
402	06	08	00	Productos plásticos	5.294	0	0	0	0	5.294
402	06	09	00	Mezclas explosivas	159	0	0	0	0	159
402	06	99	00	Otros productos de la industria química y conexos	17.760	0	0	0	0	17.760
402	08	00	00	Productos metálicos	24.547	0	0	0	0	24.547
402	08	01	00	Productos primarios de hierro y acero	1.588	0	0	0	0	1.588
402	08	02	00	Productos de metales no ferrosos	212	0	0	0	0	212
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.588	0	0	0	0	1.588
402	08	09	00	Repuestos y accesorios para equipos de transporte	7.941	0	0	0	0	7.941
402	08	10	00	Repuestos y accesorios para otros equipos	12.706	0	0	0	0	12.706
402	08	99	00	Otros productos metálicos	512	0	0	0	0	512
402	09	00	00	Productos de madera	3.229	0	0	0	0	3.229
402	09	02	00	Muebles y accesorios de madera para edificaciones	2.647	0	0	0	0	2.647
402	09	99	00	Otros productos de madera	582	0	0	0	0	582
402	10	00	00	Productos varios y útiles diversos	6.247	0	0	0	0	6.247
402	10	02	00	Materiales y útiles de limpieza y aseo	794	0	0	0	0	794
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	794	0	0	0	0	794
402	10	07	00	Productos de seguridad en el trabajo	741	0	0	0	0	741
402	10	08	00	Materiales para equipos de computación	794	0	0	0	0	794
402	10	11	00	Materiales eléctricos	1.324	0	0	0	0	1.324
402	10	12	00	Materiales para instalaciones sanitarias	794	0	0	0	0	794
402	10	99	00	Otros productos y útiles diversos	1.006	0	0	0	0	1.006

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020012 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE PLANES DE ORDENACIÓN TERRITORIAL EN LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 250

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.863.485**	**0**	**0**	**0**	**0**	**2.863.485**
403	01	00	00	Alquileres de inmuebles	1.252	0	0	0	0	1.252
403	01	01	00	Alquileres de edificios y locales	1.252	0	0	0	0	1.252
403	02	00	00	Alquileres de maquinaria y equipos	2.128	0	0	0	0	2.128
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	1.836	0	0	0	0	1.836
403	02	99	00	Alquileres de otras maquinaria y equipos	292	0	0	0	0	292
403	04	00	00	Servicios básicos	1.335	0	0	0	0	1.335
403	04	04	00	Teléfonos	417	0	0	0	0	417
403	04	05	00	Servicio de comunicaciones	918	0	0	0	0	918
403	06	00	00	Servicios de transporte y almacenaje	31.290	0	0	0	0	31.290
403	06	01	00	Fletes y embalajes	31.290	0	0	0	0	31.290
403	09	00	00	Viáticos y pasajes	37.549	0	0	0	0	37.549
403	09	01	00	Viáticos y pasajes dentro del país	37.549	0	0	0	0	37.549
403	10	00	00	Servicios profesionales y técnicos	8.864	0	0	0	0	8.864
403	10	04	00	Servicios de ingeniería y arquitectónicos	949	0	0	0	0	949
403	10	09	00	Servicios de lavandería y tintorería	167	0	0	0	0	167
403	10	99	00	Otros servicios profesionales y técnicos	7.748	0	0	0	0	7.748
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	13.309	0	0	0	0	13.309
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	13.309	0	0	0	0	13.309
403	12	00	00	Conservación y reparaciones menores de obras	1.585	0	0	0	0	1.585
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	1.585	0	0	0	0	1.585

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020012 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE PLANES DE ORDENACIÓN TERRITORIAL EN LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 250

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	2.765.756	0	0	0	0	2.765.756
403	18	01	00	Impuesto al valor agregado	2.765.756	0	0	0	0	2.765.756
403	99	00	00	Otros servicios no personales	417	0	0	0	0	417
403	99	01	00	Otros servicios no personales	417	0	0	0	0	417
404	**00**	**00**	**00**	**Activos reales**	**13.556.442**	**0**	**0**	**0**	0	**13.556.442**
404	01	00	00	Repuestos y reparaciones mayores	2.978.478	0	0	0	0	2.978.478
404	01	01	00	Repuestos mayores	57.202	0	0	0	0	57.202
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	23.376	0	0	0	0	23.376
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.609	0	0	0	0	2.609
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	25.948	0	0	0	0	25.948
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	5.269	0	0	0	0	5.269
404	01	02	00	Reparaciones mayores de maquinaria y equipos	2.921.276	0	0	0	0	2.921.276
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	1.033	0	0	0	0	1.033
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	16.737	0	0	0	0	16.737
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	2.903.506	0	0	0	0	2.903.506
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	3.134.703	0	0	0	0	3.134.703
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	31.836	0	0	0	0	31.836
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	3.102.867	0	0	0	0	3.102.867
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	49.721	0	0	0	0	49.721
404	03	07	00	Maquinaria y equipos de riego y acueductos	49.721	0	0	0	0	49.721
404	05	00	00	Equipos de comunicaciones y de señalamiento	33.394	0	0	0	0	33.394

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020012 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE PLANES DE ORDENACIÓN TERRITORIAL EN LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 250

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
404	05	01	00	Equipos de telecomunicaciones	7.421	0	0	0	0	7.421
404	05	02	00	Equipos de señalamiento	22.263	0	0	0	0	22.263
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	3.710	0	0	0	0	3.710
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	55.657	0	0	0	0	55.657
404	09	01	00	Mobiliario y equipos de oficina	11.131	0	0	0	0	11.131
404	09	02	00	Equipos de computación	3.710	0	0	0	0	3.710
404	09	03	00	Mobiliario y equipos de alojamiento	28.942	0	0	0	0	28.942
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	11.874	0	0	0	0	11.874
404	12	00	00	Activos intangibles	61.520	0	0	0	0	61.520
404	12	05	00	Estudios y proyectos	61.520	0	0	0	0	61.520
404	13	00	00	Estudios y proyectos para inversión en activos fijos	48.311	0	0	0	0	48.311
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	48.311	0	0	0	0	48.311
404	99	00	00	Otros activos reales	7.194.658	0	0	0	0	7.194.658
404	99	01	00	Otros activos reales	7.194.658	0	0	0	0	7.194.658
				Totales	**16.509.925**	0	0	0	0	**16.509.925**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020013 AFIANZAMIENTO DE LOS SERVICIOS BÁSICOS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 320

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**180.000**	**0**	**0**	**0**	**0**	**180.000**
402	01	00	00	Productos alimenticios y agropecuarios	6.085	0	0	0	0	6.085
402	01	01	00	Alimentos y bebidas para personas	5.532	0	0	0	0	5.532
402	01	99	00	Otros productos alimenticios y agropecuarios	553	0	0	0	0	553
402	02	00	00	Productos de minas, canteras y yacimientos	2.766	0	0	0	0	2.766
402	02	05	00	Piedra, arcilla, arena y tierra	2.766	0	0	0	0	2.766
402	03	00	00	Textiles y vestuarios	5.778	0	0	0	0	5.778
402	03	01	00	Textiles	719	0	0	0	0	719
402	03	02	00	Prendas de vestir	3.873	0	0	0	0	3.873
402	03	03	00	Calzados	1.186	0	0	0	0	1.186
402	04	00	00	Productos de cuero y caucho	3.485	0	0	0	0	3.485
402	04	03	00	Cauchos y tripas para vehículos	2.932	0	0	0	0	2.932
402	04	99	00	Otros productos de cuero y caucho	553	0	0	0	0	553
402	05	00	00	Productos de papel, cartón e impresos	6.354	0	0	0	0	6.354
402	05	02	00	Envases y cajas de papel y cartón	1.264	0	0	0	0	1.264
402	05	03	00	Productos de papel y cartón para oficina	1.173	0	0	0	0	1.173
402	05	06	00	Productos de papel y cartón para computación	763	0	0	0	0	763
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.379	0	0	0	0	2.379
402	05	99	00	Otros productos de pulpa, papel y cartón	775	0	0	0	0	775
402	06	00	00	Productos químicos y derivados	130.999	0	0	0	0	130.999
402	06	01	00	Sustancias químicas y de uso industrial	40.483	0	0	0	0	40.483
402	06	02	00	Abonos, plaguicidas y otros	332	0	0	0	0	332

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020013 AFIANZAMIENTO DE LOS SERVICIOS BÁSICOS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 320

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	2.932	0	0	0	0	2.932
402	06	04	00	Productos farmacéuticos y medicamentos	1.328	0	0	0	0	1.328
402	06	06	00	Combustibles y lubricantes	66.291	0	0	0	0	66.291
402	06	08	00	Productos plásticos	553	0	0	0	0	553
402	06	99	00	Otros productos de la industria química y conexos	19.080	0	0	0	0	19.080
402	08	00	00	Productos metálicos	11.176	0	0	0	0	11.176
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.217	0	0	0	0	1.217
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.660	0	0	0	0	1.660
402	08	10	00	Repuestos y accesorios para otros equipos	8.299	0	0	0	0	8.299
402	09	00	00	Productos de madera	8.852	0	0	0	0	8.852
402	09	02	00	Muebles y accesorios de madera para edificaciones	8.299	0	0	0	0	8.299
402	09	99	00	Otros productos de madera	553	0	0	0	0	553
402	10	00	00	Productos varios y útiles diversos	4.505	0	0	0	0	4.505
402	10	02	00	Materiales y útiles de limpieza y aseo	3.162	0	0	0	0	3.162
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	790	0	0	0	0	790
402	10	07	00	Productos de seguridad en el trabajo	553	0	0	0	0	553
403	**00**	**00**	**00**	**Servicios no personales**	**2.873.954**	0	0	0	0	**2.873.954**
403	01	00	00	Alquileres de inmuebles	1.893	0	0	0	0	1.893
403	01	01	00	Alquileres de edificios y locales	1.893	0	0	0	0	1.893
403	02	00	00	Alquileres de maquinaria y equipos	6.942	0	0	0	0	6.942
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.578	0	0	0	0	1.578
403	02	99	00	Alquileres de otras maquinaria y equipos	5.364	0	0	0	0	5.364

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020013 AFIANZAMIENTO DE LOS SERVICIOS BÁSICOS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 320

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	04	00	00	Servicios básicos	2.019	0	0	0	0	2.019
403	04	04	00	Teléfonos	631	0	0	0	0	631
403	04	05	00	Servicio de comunicaciones	1.388	0	0	0	0	1.388
403	06	00	00	Servicios de transporte y almacenaje	161.878	0	0	0	0	161.878
403	06	01	00	Fletes y embalajes	161.878	0	0	0	0	161.878
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.311	0	0	0	0	6.311
403	07	02	00	Imprenta y reproducción	6.311	0	0	0	0	6.311
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.156	0	0	0	0	3.156
403	08	01	00	Primas y gastos de seguros	3.156	0	0	0	0	3.156
403	09	00	00	Viáticos y pasajes	631	0	0	0	0	631
403	09	01	00	Viáticos y pasajes dentro del país	631	0	0	0	0	631
403	10	00	00	Servicios profesionales y técnicos	73.208	0	0	0	0	73.208
403	10	04	00	Servicios de ingeniería y arquitectónicos	63.110	0	0	0	0	63.110
403	10	09	00	Servicios de lavandería y tintorería	631	0	0	0	0	631
403	10	99	00	Otros servicios profesionales y técnicos	9.467	0	0	0	0	9.467
403	12	00	00	Conservación y reparaciones menores de obras	14.876	0	0	0	0	14.876
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.156	0	0	0	0	3.156
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	11.720	0	0	0	0	11.720
403	13	00	00	Servicios de construcciones temporales	4.571	0	0	0	0	4.571
403	13	01	00	Servicios de construcciones temporales	4.571	0	0	0	0	4.571
403	18	00	00	Impuestos indirectos	2.597.838	0	0	0	0	2.597.838
403	18	01	00	Impuesto al valor agregado	2.597.838	0	0	0	0	2.597.838

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020013 AFIANZAMIENTO DE LOS SERVICIOS BÁSICOS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 320

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	631	0	0	0	0	631
403	99	01	00	Otros servicios no personales	631	0	0	0	0	631
404	**00**	**00**	**00**	**Activos reales**	**1.000.940**	**0**	**0**	**0**	**0**	**1.000.940**
404	01	00	00	Repuestos y reparaciones mayores	87.105	0	0	0	0	87.105
404	01	01	00	Repuestos mayores	81.962	0	0	0	0	81.962
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	59.661	0	0	0	0	59.661
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	14.072	0	0	0	0	14.072
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	6.172	0	0	0	0	6.172
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	2.057	0	0	0	0	2.057
404	01	02	00	Reparaciones mayores de maquinaria y equipos	5.143	0	0	0	0	5.143
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	617	0	0	0	0	617
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	3.497	0	0	0	0	3.497
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	1.029	0	0	0	0	1.029
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	17.487	0	0	0	0	17.487
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	17.487	0	0	0	0	17.487
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	703.452	0	0	0	0	703.452
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	384.833	0	0	0	0	384.833
404	03	05	00	Maquinaria y equipos industriales y de taller	182.274	0	0	0	0	182.274
404	03	06	00	Maquinaria y equipos de energía	18.515	0	0	0	0	18.515
404	03	07	00	Maquinaria y equipos de riego y acueductos	33.259	0	0	0	0	33.259
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	84.571	0	0	0	0	84.571

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020013 AFIANZAMIENTO DE LOS SERVICIOS BÁSICOS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 320

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	05	00	00	Equipos de comunicaciones y de señalamiento	12.344	0	0	0	0	12.344
404	05	01	00	Equipos de telecomunicaciones	6.172	0	0	0	0	6.172
404	05	02	00	Equipos de señalamiento	4.115	0	0	0	0	4.115
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	2.057	0	0	0	0	2.057
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	23.041	0	0	0	0	23.041
404	09	01	00	Mobiliario y equipos de oficina	6.172	0	0	0	0	6.172
404	09	02	00	Equipos de computación	2.057	0	0	0	0	2.057
404	09	03	00	Mobiliario y equipos de alojamiento	8.229	0	0	0	0	8.229
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	6.583	0	0	0	0	6.583
404	12	00	00	Activos intangibles	84.759	0	0	0	0	84.759
404	12	05	00	Estudios y proyectos	84.759	0	0	0	0	84.759
404	13	00	00	Estudios y proyectos para inversión en activos fijos	72.752	0	0	0	0	72.752
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	72.752	0	0	0	0	72.752
				Totales	**4.054.894**	**0**	**0**	**0**	**0**	**4.054.894**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020014 DESARROLLO DEPORTIVO EN LA POBLACIÓN DE LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD RECREATIVA **META:** 320

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**200.006**	0	0	0	0	**200.006**
402	01	00	00	Productos alimenticios y agropecuarios	14.021	0	0	0	0	14.021
402	01	01	00	Alimentos y bebidas para personas	13.277	0	0	0	0	13.277
402	01	03	00	Productos agrícolas y pecuarios	744	0	0	0	0	744
402	03	00	00	Textiles y vestuarios	6.915	0	0	0	0	6.915
402	03	01	00	Textiles	1.338	0	0	0	0	1.338
402	03	02	00	Prendas de vestir	3.718	0	0	0	0	3.718
402	03	03	00	Calzados	1.859	0	0	0	0	1.859
402	04	00	00	Productos de cuero y caucho	4.647	0	0	0	0	4.647
402	04	03	00	Cauchos y tripas para vehículos	4.647	0	0	0	0	4.647
402	05	00	00	Productos de papel, cartón e impresos	8.865	0	0	0	0	8.865
402	05	02	00	Envases y cajas de papel y cartón	2.091	0	0	0	0	2.091
402	05	03	00	Productos de papel y cartón para oficina	1.865	0	0	0	0	1.865
402	05	04	00	Libros, revistas y periódicos	1.405	0	0	0	0	1.405
402	05	06	00	Productos de papel y cartón para computación	1.062	0	0	0	0	1.062
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.442	0	0	0	0	2.442
402	06	00	00	Productos químicos y derivados	17.786	0	0	0	0	17.786
402	06	02	00	Abonos, plaguicidas y otros	499	0	0	0	0	499
402	06	03	00	Tintas, pinturas y colorantes	3.226	0	0	0	0	3.226
402	06	04	00	Productos farmacéuticos y medicamentos	1.792	0	0	0	0	1.792
402	06	05	00	Productos de tocador	372	0	0	0	0	372
402	06	06	00	Combustibles y lubricantes	11.153	0	0	0	0	11.153

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020014 DESARROLLO DEPORTIVO EN LA POBLACIÓN DE LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD RECREATIVA **META:** 320

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	06	08	00	Productos plásticos	744	0	0	0	0	744
402	07	00	00	Productos minerales no metálicos	855	0	0	0	0	855
402	07	99	00	Otros productos minerales no metálicos	855	0	0	0	0	855
402	08	00	00	Productos metálicos	81.334	0	0	0	0	81.334
402	08	01	00	Productos primarios de hierro y acero	78.609	0	0	0	0	78.609
402	08	02	00	Productos de metales no ferrosos	430	0	0	0	0	430
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.700	0	0	0	0	1.700
402	08	99	00	Otros productos metálicos	595	0	0	0	0	595
402	09	00	00	Productos de madera	645	0	0	0	0	645
402	09	99	00	Otros productos de madera	645	0	0	0	0	645
402	10	00	00	Productos varios y útiles diversos	63.504	0	0	0	0	63.504
402	10	01	00	Artículos de deporte, recreación y juguetes	3.718	0	0	0	0	3.718
402	10	02	00	Materiales y útiles de limpieza y aseo	3.532	0	0	0	0	3.532
402	10	03	00	Utensilios de cocina y comedor	744	0	0	0	0	744
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.290	0	0	0	0	1.290
402	10	06	00	Condecoraciones, ofrendas y similares	744	0	0	0	0	744
402	10	07	00	Productos de seguridad en el trabajo	2.677	0	0	0	0	2.677
402	10	08	00	Materiales para equipos de computación	41.047	0	0	0	0	41.047
402	10	11	00	Materiales eléctricos	5.736	0	0	0	0	5.736
402	10	12	00	Materiales para instalaciones sanitarias	967	0	0	0	0	967
402	10	13	00	Materiales fotográficos	1.041	0	0	0	0	1.041
402	10	99	00	Otros productos y útiles diversos	2.008	0	0	0	0	2.008

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020014 DESARROLLO DEPORTIVO EN LA POBLACIÓN DE LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD RECREATIVA **META:** 320

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	99	00	00	Otros materiales y suministros	1.434	0	0	0	0	1.434
402	99	01	00	Otros materiales y suministros	1.434	0	0	0	0	1.434
403	**00**	**00**	**00**	**Servicios no personales**	**2.655.563**	**0**	**0**	**0**	**0**	**2.655.563**
403	01	00	00	Alquileres de inmuebles	5.704	0	0	0	0	5.704
403	01	01	00	Alquileres de edificios y locales	5.704	0	0	0	0	5.704
403	04	00	00	Servicios básicos	3.585	0	0	0	0	3.585
403	04	04	00	Teléfonos	815	0	0	0	0	815
403	04	05	00	Servicio de comunicaciones	2.444	0	0	0	0	2.444
403	04	06	00	Servicio de aseo urbano y domiciliario	326	0	0	0	0	326
403	06	00	00	Servicios de transporte y almacenaje	28.887	0	0	0	0	28.887
403	06	01	00	Fletes y embalajes	28.887	0	0	0	0	28.887
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.710	0	0	0	0	7.710
403	07	02	00	Imprenta y reproducción	5.704	0	0	0	0	5.704
403	07	03	00	Relaciones sociales	2.006	0	0	0	0	2.006
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.039	0	0	0	0	2.039
403	08	02	00	Comisiones y gastos bancarios	2.039	0	0	0	0	2.039
403	09	00	00	Viáticos y pasajes	83.850	0	0	0	0	83.850
403	09	01	00	Viáticos y pasajes dentro del país	83.850	0	0	0	0	83.850
403	10	00	00	Servicios profesionales y técnicos	48.256	0	0	0	0	48.256
403	10	01	00	Servicios jurídicos	5.704	0	0	0	0	5.704
403	10	04	00	Servicios de ingeniería y arquitectónicos	33.597	0	0	0	0	33.597
403	10	99	00	Otros servicios profesionales y técnicos	8.955	0	0	0	0	8.955

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020014 DESARROLLO DEPORTIVO EN LA POBLACIÓN DE LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD RECREATIVA **META:** 320

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.754	0	0	0	0	4.754
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.754	0	0	0	0	4.754
403	12	00	00	Conservación y reparaciones menores de obras	4.563	0	0	0	0	4.563
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.711	0	0	0	0	1.711
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	2.852	0	0	0	0	2.852
403	13	00	00	Servicios de construcciones temporales	1.825	0	0	0	0	1.825
403	13	01	00	Servicios de construcciones temporales	1.825	0	0	0	0	1.825
403	16	00	00	Servicios de diversión, esparcimiento y culturales	66.004	0	0	0	0	66.004
403	16	01	00	Servicios de diversión, esparcimiento y culturales	66.004	0	0	0	0	66.004
403	18	00	00	Impuestos indirectos	2.396.675	0	0	0	0	2.396.675
403	18	01	00	Impuesto al valor agregado	2.396.675	0	0	0	0	2.396.675
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.141	0	0	0	0	1.141
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.141	0	0	0	0	1.141
403	99	00	00	Otros servicios no personales	570	0	0	0	0	570
403	99	01	00	Otros servicios no personales	570	0	0	0	0	570
404	**00**	**00**	**00**	**Activos reales**	**16.273.438**	0	0	0	0	**16.273.438**
404	01	00	00	Repuestos y reparaciones mayores	97.768	0	0	0	0	97.768
404	01	01	00	Repuestos mayores	88.711	0	0	0	0	88.711
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	51.878	0	0	0	0	51.878
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	26.118	0	0	0	0	26.118
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	10.715	0	0	0	0	10.715

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020014 DESARROLLO DEPORTIVO EN LA POBLACIÓN DE LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD RECREATIVA **META:** 320

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	01	02	00	Reparaciones mayores de maquinaria y equipos	9.057	0	0	0	0	9.057
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	723	0	0	0	0	723
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	7.441	0	0	0	0	7.441
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	893	0	0	0	0	893
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	6.696	0	0	0	0	6.696
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	3.571	0	0	0	0	3.571
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	3.125	0	0	0	0	3.125
404	04	00	00	Equipos de transporte, tracción y elevación	4.167	0	0	0	0	4.167
404	04	01	00	Vehículos automotores terrestres	4.167	0	0	0	0	4.167
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.083	0	0	0	0	2.083
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	2.083	0	0	0	0	2.083
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	10.006	0	0	0	0	10.006
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	10.006	0	0	0	0	10.006
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.320	0	0	0	0	4.320
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	4.320	0	0	0	0	4.320
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	16.668	0	0	0	0	16.668
404	09	01	00	Mobiliario y equipos de oficina	4.167	0	0	0	0	4.167
404	09	03	00	Mobiliario y equipos de alojamiento	12.501	0	0	0	0	12.501
404	15	00	00	Construcciones del dominio privado	229.179	0	0	0	0	229.179
404	15	01	00	Construcciones de edificaciones médico-asistenciales	41.669	0	0	0	0	41.669
404	15	03	00	Construcciones de edificaciones educativas, religiosas y recreativas	83.338	0	0	0	0	83.338

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000020000 GESTIÓN INTEGRAL PARA EL FORTALECIMIENTO INSTITUCIONAL, SOCIAL, ECONÓMICO, CULTURAL Y AMBIENTAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DEL TERRITORIO EN LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE SEGURIDAD Y PROTECCION CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000020014 DESARROLLO DEPORTIVO EN LA POBLACIÓN DE LAS ISLAS QUE CONFORMAN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD RECREATIVA **META:** 320

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	15	04	00	Construcciones de edificaciones culturales y deportivas	104.172	0	0	0	0	104.172
404	99	00	00	Otros activos reales	15.902.551	0	0	0	0	15.902.551
404	99	01	00	Otros activos reales	15.902.551	0	0	0	0	15.902.551
				Totales	**19.129.007**	**0**	**0**	**0**	**0**	**19.129.007**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.631.853**	**0**	**0**	**0**	**0**	**1.631.853**
402	01	00	00	Productos alimenticios y agropecuarios	74.483	0	0	0	0	74.483
402	01	01	00	Alimentos y bebidas para personas	71.632	0	0	0	0	71.632
402	01	03	00	Productos agrícolas y pecuarios	1.130	0	0	0	0	1.130
402	01	99	00	Otros productos alimenticios y agropecuarios	1.721	0	0	0	0	1.721
402	02	00	00	Productos de minas, canteras y yacimientos	25.803	0	0	0	0	25.803
402	02	05	00	Piedra, arcilla, arena y tierra	25.803	0	0	0	0	25.803
402	03	00	00	Textiles y vestuarios	31.752	0	0	0	0	31.752
402	03	01	00	Textiles	4.045	0	0	0	0	4.045
402	03	02	00	Prendas de vestir	23.311	0	0	0	0	23.311
402	03	03	00	Calzados	4.396	0	0	0	0	4.396
402	04	00	00	Productos de cuero y caucho	15.169	0	0	0	0	15.169
402	04	03	00	Cauchos y tripas para vehículos	14.092	0	0	0	0	14.092
402	04	99	00	Otros productos de cuero y caucho	1.077	0	0	0	0	1.077
402	05	00	00	Productos de papel, cartón e impresos	28.353	0	0	0	0	28.353
402	05	02	00	Envases y cajas de papel y cartón	6.426	0	0	0	0	6.426
402	05	03	00	Productos de papel y cartón para oficina	4.864	0	0	0	0	4.864
402	05	06	00	Productos de papel y cartón para computación	2.692	0	0	0	0	2.692
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	11.969	0	0	0	0	11.969
402	05	99	00	Otros productos de pulpa, papel y cartón	2.402	0	0	0	0	2.402
402	06	00	00	Productos químicos y derivados	977.602	0	0	0	0	977.602
402	06	01	00	Sustancias químicas y de uso industrial	24.013	0	0	0	0	24.013
402	06	02	00	Abonos, plaguicidas y otros	874	0	0	0	0	874
402	06	03	00	Tintas, pinturas y colorantes	13.959	0	0	0	0	13.959
402	06	04	00	Productos farmacéuticos y medicamentos	8.674	0	0	0	0	8.674
402	06	05	00	Productos de tocador	213	0	0	0	0	213
402	06	06	00	Combustibles y lubricantes	377.179	0	0	0	0	377.179

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	06	07	00	Productos diversos derivados del petróleo y del carbón	390	0	0	0	0	390
402	06	08	00	Productos plásticos	34.200	0	0	0	0	34.200
402	06	09	00	Mezclas explosivas	390	0	0	0	0	390
402	06	99	00	Otros productos de la industria química y conexos	517.710	0	0	0	0	517.710
402	07	00	00	Productos minerales no metálicos	1.002	0	0	0	0	1.002
402	07	02	00	Vidrios y productos de vidrio	512	0	0	0	0	512
402	07	99	00	Otros productos minerales no metálicos	490	0	0	0	0	490
402	08	00	00	Productos metálicos	334.964	0	0	0	0	334.964
402	08	01	00	Productos primarios de hierro y acero	59.695	0	0	0	0	59.695
402	08	02	00	Productos de metales no ferrosos	1.370	0	0	0	0	1.370
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	13.634	0	0	0	0	13.634
402	08	09	00	Repuestos y accesorios para equipos de transporte	93.452	0	0	0	0	93.452
402	08	10	00	Repuestos y accesorios para otros equipos	164.900	0	0	0	0	164.900
402	08	99	00	Otros productos metálicos	1.913	0	0	0	0	1.913
402	09	00	00	Productos de madera	40.066	0	0	0	0	40.066
402	09	02	00	Muebles y accesorios de madera para edificaciones	37.622	0	0	0	0	37.622
402	09	99	00	Otros productos de madera	2.444	0	0	0	0	2.444
402	10	00	00	Productos varios y útiles diversos	99.152	0	0	0	0	99.152
402	10	01	00	Artículos de deporte, recreación y juguetes	10.650	0	0	0	0	10.650
402	10	02	00	Materiales y útiles de limpieza y aseo	17.520	0	0	0	0	17.520
402	10	03	00	Utensilios de cocina y comedor	833	0	0	0	0	833
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.142	0	0	0	0	3.142
402	10	06	00	Condecoraciones, ofrendas y similares	1.142	0	0	0	0	1.142
402	10	07	00	Productos de seguridad en el trabajo	12.950	0	0	0	0	12.950
402	10	08	00	Materiales para equipos de computación	10.787	0	0	0	0	10.787
402	10	11	00	Materiales eléctricos	29.170	0	0	0	0	29.170
402	10	12	00	Materiales para instalaciones sanitarias	4.316	0	0	0	0	4.316

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	10	13	00	Materiales fotográficos	596	0	0	0	0	596
402	10	99	00	Otros productos y útiles diversos	8.046	0	0	0	0	8.046
402	99	00	00	Otros materiales y suministros	3.507	0	0	0	0	3.507
402	99	01	00	Otros materiales y suministros	3.507	0	0	0	0	3.507
403	**00**	**00**	**00**	**Servicios no personales**	**25.709.268**	**0**	**0**	**0**	**0**	**25.709.268**
403	01	00	00	Alquileres de inmuebles	337.560	0	0	0	0	337.560
403	01	01	00	Alquileres de edificios y locales	337.560	0	0	0	0	337.560
403	02	00	00	Alquileres de maquinaria y equipos	49.054	0	0	0	0	49.054
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	26.375	0	0	0	0	26.375
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	8.661	0	0	0	0	8.661
403	02	99	00	Alquileres de otras maquinaria y equipos	14.018	0	0	0	0	14.018
403	04	00	00	Servicios básicos	2.140.306	0	0	0	0	2.140.306
403	04	01	00	Electricidad	875.474	0	0	0	0	875.474
403	04	04	00	Teléfonos	715.210	0	0	0	0	715.210
403	04	05	00	Servicio de comunicaciones	549.526	0	0	0	0	549.526
403	04	06	00	Servicio de aseo urbano y domiciliario	96	0	0	0	0	96
403	06	00	00	Servicios de transporte y almacenaje	801.996	0	0	0	0	801.996
403	06	01	00	Fletes y embalajes	801.996	0	0	0	0	801.996
403	07	00	00	Servicios de información, impresión y relaciones públicas	65.543	0	0	0	0	65.543
403	07	02	00	Imprenta y reproducción	49.790	0	0	0	0	49.790
403	07	03	00	Relaciones sociales	602	0	0	0	0	602
403	07	04	00	Avisos	15.151	0	0	0	0	15.151
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.730.575	0	0	0	0	2.730.575
403	08	01	00	Primas y gastos de seguros	2.729.973	0	0	0	0	2.729.973
403	08	02	00	Comisiones y gastos bancarios	602	0	0	0	0	602
403	09	00	00	Viáticos y pasajes	1.444.949	0	0	0	0	1.444.949
403	09	01	00	Viáticos y pasajes dentro del país	1.444.949	0	0	0	0	1.444.949

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales y técnicos	1.733.872	0	0	0	0	1.733.872
403	10	01	00	Servicios jurídicos	305.702	0	0	0	0	305.702
403	10	02	00	Servicios de contabilidad y auditoria	647.244	0	0	0	0	647.244
403	10	03	00	Servicios de procesamiento de datos	720.299	0	0	0	0	720.299
403	10	04	00	Servicios de ingeniería y arquitectónicos	44.068	0	0	0	0	44.068
403	10	09	00	Servicios de lavandería y tintorería	787	0	0	0	0	787
403	10	99	00	Otros servicios profesionales y técnicos	15.772	0	0	0	0	15.772
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.424.849	0	0	0	0	1.424.849
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	101.740	0	0	0	0	101.740
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	485.655	0	0	0	0	485.655
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	7.883	0	0	0	0	7.883
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.032	0	0	0	0	3.032
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	826.539	0	0	0	0	826.539
403	12	00	00	Conservación y reparaciones menores de obras	73.255	0	0	0	0	73.255
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	27.756	0	0	0	0	27.756
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	45.499	0	0	0	0	45.499
403	13	00	00	Servicios de construcciones temporales	11.867	0	0	0	0	11.867
403	13	01	00	Servicios de construcciones temporales	11.867	0	0	0	0	11.867
403	15	00	00	Servicios fiscales	565.904	0	0	0	0	565.904
403	15	02	00	Tasas y otros derechos obligatorios	565.904	0	0	0	0	565.904
403	16	00	00	Servicios de diversión, esparcimiento y culturales	253.413	0	0	0	0	253.413
403	16	01	00	Servicios de diversión, esparcimiento y culturales	253.413	0	0	0	0	253.413
403	18	00	00	Impuestos indirectos	13.647.290	0	0	0	0	13.647.290
403	18	01	00	Impuesto al valor agregado	13.647.290	0	0	0	0	13.647.290
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	674	0	0	0	0	674
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	674	0	0	0	0	674

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO META: 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios – Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios – Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	428.161	0	0	0	0	428.161
403	99	01	00	Otros servicios no personales	428.161	0	0	0	0	428.161
404	**00**	**00**	**00**	**Activos reales**	**127.280.935**	**0**	**0**	**0**	**0**	**127.280.935**
404	01	00	00	Repuestos y reparaciones mayores	8.958.244	0	0	0	0	8.958.244
404	01	01	00	Repuestos mayores	537.025	0	0	0	0	537.025
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	56.680	0	0	0	0	56.680
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	378.081	0	0	0	0	378.081
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	89.068	0	0	0	0	89.068
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	13.196	0	0	0	0	13.196
404	01	02	00	Reparaciones mayores de maquinaria y equipos	8.421.219	0	0	0	0	8.421.219
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	2.465	0	0	0	0	2.465
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	45.967	0	0	0	0	45.967
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	8.372.787	0	0	0	0	8.372.787
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	19.203.171	0	0	0	0	19.203.171
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	159.887	0	0	0	0	159.887
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	19.043.284	0	0	0	0	19.043.284
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.508.165	0	0	0	0	2.508.165
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	695.740	0	0	0	0	695.740
404	03	05	00	Maquinaria y equipos industriales y de taller	1.334.215	0	0	0	0	1.334.215
404	03	06	00	Maquinaria y equipos de energía	7.609	0	0	0	0	7.609
404	03	07	00	Maquinaria y equipos de riego y acueductos	288.176	0	0	0	0	288.176
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	182.425	0	0	0	0	182.425
404	04	00	00	Equipos de transporte, tracción y elevación	220.273	0	0	0	0	220.273
404	04	01	00	Vehículos automotores terrestres	17.601	0	0	0	0	17.601
404	04	03	00	Equipos marítimos de transporte	202.672	0	0	0	0	202.672
404	05	00	00	Equipos de comunicaciones y de señalamiento	86.424	0	0	0	0	86.424

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS — Bolívares — Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
404	05	01	00	Equipos de telecomunicaciones	48.781	0	0	0	0	48.781
404	05	02	00	Equipos de señalamiento	31.952	0	0	0	0	31.952
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	5.691	0	0	0	0	5.691
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	52.095	0	0	0	0	52.095
404	09	01	00	Mobiliario y equipos de oficina	13.387	0	0	0	0	13.387
404	09	02	00	Equipos de computación	1.679	0	0	0	0	1.679
404	09	03	00	Mobiliario y equipos de alojamiento	33.404	0	0	0	0	33.404
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.625	0	0	0	0	3.625
404	12	00	00	Activos intangibles	465.553	0	0	0	0	465.553
404	12	05	00	Estudios y proyectos	465.553	0	0	0	0	465.553
404	13	00	00	Estudios y proyectos para inversión en activos fijos	1.657.353	0	0	0	0	1.657.353
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	348.532	0	0	0	0	348.532
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	1.308.821	0	0	0	0	1.308.821
404	14	00	00	Contratación de inspección de obras	24.123	0	0	0	0	24.123
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	24.123	0	0	0	0	24.123
404	15	00	00	Construcciones del dominio privado	847.759	0	0	0	0	847.759
404	15	01	00	Construcciones de edificaciones médico-asistenciales	89.978	0	0	0	0	89.978
404	15	03	00	Construcciones de edificaciones educativas, religiosas y recreativas	179.956	0	0	0	0	179.956
404	15	04	00	Construcciones de edificaciones culturales y deportivas	224.944	0	0	0	0	224.944
404	15	06	00	Construcciones de edificaciones industriales	352.881	0	0	0	0	352.881
404	16	00	00	Construcciones del dominio público	119.820	0	0	0	0	119.820
404	16	01	00	Construcción de vialidad	119.820	0	0	0	0	119.820
404	99	00	00	Otros activos reales	93.137.955	0	0	0	0	93.137.955
404	99	01	00	Otros activos reales	93.137.955	0	0	0	0	93.137.955
				Totales	**154.622.056**	**0**	**0**	**0**	**0**	**154.622.056**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021008 GENERACIÓN Y DISTRIBUCIÓN DE SERVICIO ELECTRICO EN LAS ISLAS Y PARQUES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: KILOVATIOS **META:** 7.584.700

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**194.450**	**0**	**0**	**0**	**0**	**194.450**
402	01	00	00	Productos alimenticios y agropecuarios	814	0	0	0	0	814
402	01	01	00	Alimentos y bebidas para personas	814	0	0	0	0	814
402	03	00	00	Textiles y vestuarios	1.059	0	0	0	0	1.059
402	03	01	00	Textiles	163	0	0	0	0	163
402	03	02	00	Prendas de vestir	733	0	0	0	0	733
402	03	03	00	Calzados	163	0	0	0	0	163
402	04	00	00	Productos de cuero y caucho	244	0	0	0	0	244
402	04	03	00	Cauchos y tripas para vehículos	244	0	0	0	0	244
402	06	00	00	Productos químicos y derivados	143.568	0	0	0	0	143.568
402	06	01	00	Sustancias químicas y de uso industrial	977	0	0	0	0	977
402	06	02	00	Abonos, plaguicidas y otros	65	0	0	0	0	65
402	06	03	00	Tintas, pinturas y colorantes	570	0	0	0	0	570
402	06	04	00	Productos farmacéuticos y medicamentos	326	0	0	0	0	326
402	06	06	00	Combustibles y lubricantes	73.257	0	0	0	0	73.257
402	06	08	00	Productos plásticos	3.256	0	0	0	0	3.256
402	06	99	00	Otros productos de la industria química y conexos	65.117	0	0	0	0	65.117
402	08	00	00	Productos metálicos	43.515	0	0	0	0	43.515
402	08	01	00	Productos primarios de hierro y acero	977	0	0	0	0	977
402	08	02	00	Productos de metales no ferrosos	49	0	0	0	0	49
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.302	0	0	0	0	1.302
402	08	09	00	Repuestos y accesorios para equipos de transporte	7.163	0	0	0	0	7.163

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021008 GENERACIÓN Y DISTRIBUCIÓN DE SERVICIO ELECTRICO EN LAS ISLAS Y PARQUES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: KILOVATIOS **META:** 7.584.700

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	34.024	0	0	0	0	34.024
402	09	00	00	Productos de madera	236	0	0	0	0	236
402	09	02	00	Muebles y accesorios de madera para edificaciones	236	0	0	0	0	236
402	10	00	00	Productos varios y útiles diversos	4.770	0	0	0	0	4.770
402	10	02	00	Materiales y útiles de limpieza y aseo	1.074	0	0	0	0	1.074
402	10	03	00	Utensilios de cocina y comedor	212	0	0	0	0	212
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	163	0	0	0	0	163
402	10	06	00	Condecoraciones, ofrendas y similares	326	0	0	0	0	326
402	10	07	00	Productos de seguridad en el trabajo	537	0	0	0	0	537
402	10	08	00	Materiales para equipos de computación	488	0	0	0	0	488
402	10	11	00	Materiales eléctricos	1.254	0	0	0	0	1.254
402	10	99	00	Otros productos y útiles diversos	716	0	0	0	0	716
402	99	00	00	Otros materiales y suministros	244	0	0	0	0	244
402	99	01	00	Otros materiales y suministros	244	0	0	0	0	244
403	**00**	**00**	**00**	**Servicios no personales**	**4.527.176**	**0**	**0**	**0**	0	**4.527.176**
403	02	00	00	Alquileres de maquinaria y equipos	2.213	0	0	0	0	2.213
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	1.337	0	0	0	0	1.337
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	307	0	0	0	0	307
403	02	99	00	Alquileres de otras maquinaria y equipos	569	0	0	0	0	569
403	04	00	00	Servicios básicos	9.896	0	0	0	0	9.896
403	04	05	00	Servicio de comunicaciones	9.896	0	0	0	0	9.896
403	06	00	00	Servicios de transporte y almacenaje	53.780	0	0	0	0	53.780

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021008 GENERACIÓN Y DISTRIBUCIÓN DE SERVICIO ELECTRICO EN LAS ISLAS Y PARQUES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: KILOVATIOS **META:** 7.584.700

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	06	01	00	Fletes y embalajes	53.780	0	0	0	0	53.780
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.275	0	0	0	0	1.275
403	07	02	00	Imprenta y reproducción	1.275	0	0	0	0	1.275
403	09	00	00	Viáticos y pasajes	30.731	0	0	0	0	30.731
403	09	01	00	Viáticos y pasajes dentro del país	30.731	0	0	0	0	30.731
403	10	00	00	Servicios profesionales y técnicos	7.537	0	0	0	0	7.537
403	10	04	00	Servicios de ingeniería y arquitectónicos	5.355	0	0	0	0	5.355
403	10	09	00	Servicios de lavandería y tintorería	154	0	0	0	0	154
403	10	99	00	Otros servicios profesionales y técnicos	2.028	0	0	0	0	2.028
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.757	0	0	0	0	9.757
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.152	0	0	0	0	1.152
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.605	0	0	0	0	8.605
403	12	00	00	Conservación y reparaciones menores de obras	2.904	0	0	0	0	2.904
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	768	0	0	0	0	768
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	2.136	0	0	0	0	2.136
403	13	00	00	Servicios de construcciones temporales	691	0	0	0	0	691
403	13	01	00	Servicios de construcciones temporales	691	0	0	0	0	691
403	18	00	00	Impuestos indirectos	4.408.238	0	0	0	0	4.408.238
403	18	01	00	Impuesto al valor agregado	4.408.238	0	0	0	0	4.408.238
403	99	00	00	Otros servicios no personales	154	0	0	0	0	154
403	99	01	00	Otros servicios no personales	154	0	0	0	0	154
404	**00**	**00**	**00**	**Activos reales**	**20.453.829**	**0**	**0**	**0**	0	**20.453.829**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021008 GENERACIÓN Y DISTRIBUCIÓN DE SERVICIO ELECTRICO EN LAS ISLAS Y PARQUES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: KILOVATIOS **META:** 7.584.700

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	5.310.099	0	0	0	0	5.310.099
404	01	01	00	Repuestos mayores	226.692	0	0	0	0	226.692
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	24.837	0	0	0	0	24.837
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	151.260	0	0	0	0	151.260
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	45.995	0	0	0	0	45.995
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	4.600	0	0	0	0	4.600
404	01	02	00	Reparaciones mayores de maquinaria y equipos	5.083.407	0	0	0	0	5.083.407
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	920	0	0	0	0	920
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	22.998	0	0	0	0	22.998
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	5.059.489	0	0	0	0	5.059.489
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	7.721.056	0	0	0	0	7.721.056
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	78.192	0	0	0	0	78.192
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	7.642.864	0	0	0	0	7.642.864
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	599.780	0	0	0	0	599.780
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	275.972	0	0	0	0	275.972
404	03	05	00	Maquinaria y equipos industriales y de taller	119.588	0	0	0	0	119.588
404	03	06	00	Maquinaria y equipos de energía	4.600	0	0	0	0	4.600
404	03	07	00	Maquinaria y equipos de riego y acueductos	137.986	0	0	0	0	137.986
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	61.634	0	0	0	0	61.634
404	12	00	00	Activos intangibles	215.770	0	0	0	0	215.770
404	12	05	00	Estudios y proyectos	215.770	0	0	0	0	215.770

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021008 GENERACIÓN Y DISTRIBUCIÓN DE SERVICIO ELECTRICO EN LAS ISLAS Y PARQUES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: KILOVATIOS **META:** 7.584.700

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	13	00	00	Estudios y proyectos para inversión en activos fijos	183.981	0	0	0	0	183.981
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	183.981	0	0	0	0	183.981
404	14	00	00	Contratación de inspección de obras	11.959	0	0	0	0	11.959
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	11.959	0	0	0	0	11.959
404	15	00	00	Construcciones del dominio privado	151.785	0	0	0	0	151.785
404	15	06	00	Construcciones de edificaciones industriales	151.785	0	0	0	0	151.785
404	99	00	00	Otros activos reales	6.259.399	0	0	0	0	6.259.399
404	99	01	00	Otros activos reales	6.259.399	0	0	0	0	6.259.399
				Totales	**25.175.455**	0	0	0	0	**25.175.455**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021009 PRODUCCIÓN, DISTRIBUCIÓN Y DISPOSICIÓN DE AGUA DESALINIZADA Y POTABILIZADA EN LAS ISLAS Y PARQUES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: METRO CÚBICO **META:** 73.000

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**269.520**	**0**	**0**	**0**	**0**	**269.520**
402	01	00	00	Productos alimenticios y agropecuarios	1.534	0	0	0	0	1.534
402	01	01	00	Alimentos y bebidas para personas	1.534	0	0	0	0	1.534
402	03	00	00	Textiles y vestuarios	3.682	0	0	0	0	3.682
402	03	01	00	Textiles	307	0	0	0	0	307
402	03	02	00	Prendas de vestir	3.068	0	0	0	0	3.068
402	03	03	00	Calzados	307	0	0	0	0	307
402	04	00	00	Productos de cuero y caucho	460	0	0	0	0	460
402	04	03	00	Cauchos y tripas para vehículos	460	0	0	0	0	460
402	06	00	00	Productos químicos y derivados	208.687	0	0	0	0	208.687
402	06	01	00	Sustancias químicas y de uso industrial	1.534	0	0	0	0	1.534
402	06	02	00	Abonos, plaguicidas y otros	123	0	0	0	0	123
402	06	03	00	Tintas, pinturas y colorantes	460	0	0	0	0	460
402	06	04	00	Productos farmacéuticos y medicamentos	614	0	0	0	0	614
402	06	06	00	Combustibles y lubricantes	107.371	0	0	0	0	107.371
402	06	08	00	Productos plásticos	3.068	0	0	0	0	3.068
402	06	99	00	Otros productos de la industria química y conexos	95.517	0	0	0	0	95.517
402	08	00	00	Productos metálicos	47.948	0	0	0	0	47.948
402	08	01	00	Productos primarios de hierro y acero	1.534	0	0	0	0	1.534
402	08	02	00	Productos de metales no ferrosos	92	0	0	0	0	92
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.454	0	0	0	0	2.454
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.430	0	0	0	0	10.430

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021009 PRODUCCIÓN, DISTRIBUCIÓN Y DISPOSICIÓN DE AGUA DESALINIZADA Y POTABILIZADA EN LAS ISLAS Y PARQUES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: METRO CÚBICO **META:** 73.000

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	08	10	00	Repuestos y accesorios para otros equipos	33.438	0	0	0	0	33.438
402	10	00	00	Productos varios y útiles diversos	6.749	0	0	0	0	6.749
402	10	02	00	Materiales y útiles de limpieza y aseo	2.025	0	0	0	0	2.025
402	10	07	00	Productos de seguridad en el trabajo	1.012	0	0	0	0	1.012
402	10	11	00	Materiales eléctricos	2.362	0	0	0	0	2.362
402	10	99	00	Otros productos y útiles diversos	1.350	0	0	0	0	1.350
402	99	00	00	Otros materiales y suministros	460	0	0	0	0	460
402	99	01	00	Otros materiales y suministros	460	0	0	0	0	460
403	**00**	**00**	**00**	**Servicios no personales**	**3.365.984**	**0**	**0**	**0**	**0**	**3.365.984**
403	02	00	00	Alquileres de maquinaria y equipos	1.838	0	0	0	0	1.838
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	1.111	0	0	0	0	1.111
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	255	0	0	0	0	255
403	02	99	00	Alquileres de otras maquinaria y equipos	472	0	0	0	0	472
403	04	00	00	Servicios básicos	7.787	0	0	0	0	7.787
403	04	05	00	Servicio de comunicaciones	7.787	0	0	0	0	7.787
403	06	00	00	Servicios de transporte y almacenaje	30.818	0	0	0	0	30.818
403	06	01	00	Fletes y embalajes	30.818	0	0	0	0	30.818
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.060	0	0	0	0	1.060
403	07	02	00	Imprenta y reproducción	1.060	0	0	0	0	1.060
403	09	00	00	Viáticos y pasajes	21.499	0	0	0	0	21.499
403	09	01	00	Viáticos y pasajes dentro del país	21.499	0	0	0	0	21.499
403	10	00	00	Servicios profesionales y técnicos	6.262	0	0	0	0	6.262

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021009 PRODUCCIÓN, DISTRIBUCIÓN Y DISPOSICIÓN DE AGUA DESALINIZADA Y POTABILIZADA EN LAS ISLAS Y PARQUES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: METRO CÚBICO **META:** 73.000

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	10	04	00	Servicios de ingeniería y arquitectónicos	4.449	0	0	0	0	4.449
403	10	09	00	Servicios de lavandería y tintorería	128	0	0	0	0	128
403	10	99	00	Otros servicios profesionales y técnicos	1.685	0	0	0	0	1.685
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	17.681	0	0	0	0	17.681
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.393	0	0	0	0	1.393
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	16.288	0	0	0	0	16.288
403	12	00	00	Conservación y reparaciones menores de obras	2.413	0	0	0	0	2.413
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	638	0	0	0	0	638
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	1.775	0	0	0	0	1.775
403	13	00	00	Servicios de construcciones temporales	574	0	0	0	0	574
403	13	01	00	Servicios de construcciones temporales	574	0	0	0	0	574
403	18	00	00	Impuestos indirectos	3.275.924	0	0	0	0	3.275.924
403	18	01	00	Impuesto al valor agregado	3.275.924	0	0	0	0	3.275.924
403	99	00	00	Otros servicios no personales	128	0	0	0	0	128
403	99	01	00	Otros servicios no personales	128	0	0	0	0	128
404	**00**	**00**	**00**	**Activos reales**	**19.803.313**	**0**	**0**	**0**	**0**	**19.803.313**
404	01	00	00	Repuestos y reparaciones mayores	2.563.976	0	0	0	0	2.563.976
404	01	01	00	Repuestos mayores	109.446	0	0	0	0	109.446
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	11.993	0	0	0	0	11.993
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	73.023	0	0	0	0	73.023
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	22.209	0	0	0	0	22.209
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	2.221	0	0	0	0	2.221

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021009 PRODUCCIÓN, DISTRIBUCIÓN Y DISPOSICIÓN DE AGUA DESALINIZADA Y POTABILIZADA EN LAS ISLAS Y PARQUES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: METRO CÚBICO **META:** 73.000

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
404	01	02	00	Reparaciones mayores de maquinaria y equipos	2.454.530	0	0	0	0	2.454.530
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	444	0	0	0	0	444
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	11.104	0	0	0	0	11.104
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	2.442.982	0	0	0	0	2.442.982
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	3.728.124	0	0	0	0	3.728.124
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	37.755	0	0	0	0	37.755
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	3.690.369	0	0	0	0	3.690.369
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	289.605	0	0	0	0	289.605
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	133.254	0	0	0	0	133.254
404	03	05	00	Maquinaria y equipos industriales y de taller	57.743	0	0	0	0	57.743
404	03	06	00	Maquinaria y equipos de energía	2.221	0	0	0	0	2.221
404	03	07	00	Maquinaria y equipos de riego y acueductos	66.627	0	0	0	0	66.627
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	29.760	0	0	0	0	29.760
404	12	00	00	Activos intangibles	104.185	0	0	0	0	104.185
404	12	05	00	Estudios y proyectos	104.185	0	0	0	0	104.185
404	13	00	00	Estudios y proyectos para inversión en activos fijos	88.836	0	0	0	0	88.836
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	88.836	0	0	0	0	88.836
404	14	00	00	Contratación de inspección de obras	5.774	0	0	0	0	5.774
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	5.774	0	0	0	0	5.774
404	15	00	00	Construcciones del dominio privado	73.289	0	0	0	0	73.289
404	15	06	00	Construcciones de edificaciones industriales	73.289	0	0	0	0	73.289
404	99	00	00	Otros activos reales	12.949.524	0	0	0	0	12.949.524

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021009 PRODUCCIÓN, DISTRIBUCIÓN Y DISPOSICIÓN DE AGUA DESALINIZADA Y POTABILIZADA EN LAS ISLAS Y PARQUES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: METRO CÚBICO **META:** 73.000

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	99	01	00	Otros activos reales	12.949.524	0	0	0	0	12.949.524
				Totales	**23.438.817**	0	0	0	0	**23.438.817**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021010 RECOLECCIÓN, CLASIFICACIÓN Y DISPOSICIÓN DE DESECHOS SÓLIDOS

UNIDAD DE MEDIDA: KILOGRAMO **META:** 182.500

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	**100.000**
402	01	00	00	Productos alimenticios y agropecuarios	6.000	0	0	0	0	6.000
402	01	01	00	Alimentos y bebidas para personas	5.000	0	0	0	0	5.000
402	01	03	00	Productos agrícolas y pecuarios	1.000	0	0	0	0	1.000
402	03	00	00	Textiles y vestuarios	5.000	0	0	0	0	5.000
402	03	01	00	Textiles	1.000	0	0	0	0	1.000
402	03	02	00	Prendas de vestir	3.000	0	0	0	0	3.000
402	03	03	00	Calzados	1.000	0	0	0	0	1.000
402	04	00	00	Productos de cuero y caucho	1.500	0	0	0	0	1.500
402	04	03	00	Cauchos y tripas para vehículos	1.500	0	0	0	0	1.500
402	06	00	00	Productos químicos y derivados	53.400	0	0	0	0	53.400
402	06	01	00	Sustancias químicas y de uso industrial	5.000	0	0	0	0	5.000
402	06	02	00	Abonos, plaguicidas y otros	400	0	0	0	0	400
402	06	03	00	Tintas, pinturas y colorantes	2.000	0	0	0	0	2.000
402	06	04	00	Productos farmacéuticos y medicamentos	1.000	0	0	0	0	1.000
402	06	06	00	Combustibles y lubricantes	15.000	0	0	0	0	15.000
402	06	08	00	Productos plásticos	10.000	0	0	0	0	10.000
402	06	99	00	Otros productos de la industria química y conexos	20.000	0	0	0	0	20.000
402	08	00	00	Productos metálicos	26.957	0	0	0	0	26.957
402	08	01	00	Productos primarios de hierro y acero	5.000	0	0	0	0	5.000
402	08	02	00	Productos de metales no ferrosos	300	0	0	0	0	300
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.500	0	0	0	0	1.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021010 RECOLECCIÓN, CLASIFICACIÓN Y DISPOSICIÓN DE DESECHOS SÓLIDOS

UNIDAD DE MEDIDA: KILOGRAMO **META:** 182.500

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.157	0	0	0	0	20.157
402	10	00	00	Productos varios y útiles diversos	7.143	0	0	0	0	7.143
402	10	07	00	Productos de seguridad en el trabajo	3.300	0	0	0	0	3.300
402	10	11	00	Materiales eléctricos	3.843	0	0	0	0	3.843
403	**00**	**00**	**00**	**Servicios no personales**	**2.026.229**	**0**	**0**	0	0	**2.026.229**
403	02	00	00	Alquileres de maquinaria y equipos	5.119	0	0	0	0	5.119
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	3.507	0	0	0	0	3.507
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	806	0	0	0	0	806
403	02	99	00	Alquileres de otras maquinaria y equipos	806	0	0	0	0	806
403	06	00	00	Servicios de transporte y almacenaje	60.470	0	0	0	0	60.470
403	06	01	00	Fletes y embalajes	60.470	0	0	0	0	60.470
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.346	0	0	0	0	3.346
403	07	02	00	Imprenta y reproducción	3.346	0	0	0	0	3.346
403	09	00	00	Viáticos y pasajes	40.313	0	0	0	0	40.313
403	09	01	00	Viáticos y pasajes dentro del país	40.313	0	0	0	0	40.313
403	10	00	00	Servicios profesionales y técnicos	19.370	0	0	0	0	19.370
403	10	04	00	Servicios de ingeniería y arquitectónicos	14.049	0	0	0	0	14.049
403	10	99	00	Otros servicios profesionales y técnicos	5.321	0	0	0	0	5.321
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	39.708	0	0	0	0	39.708
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	3.023	0	0	0	0	3.023
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	14.110	0	0	0	0	14.110
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	22.575	0	0	0	0	22.575

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021010 RECOLECCIÓN, CLASIFICACIÓN Y DISPOSICIÓN DE DESECHOS SÓLIDOS

UNIDAD DE MEDIDA: KILOGRAMO **META:** 182.500

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	7.620	0	0	0	0	7.620
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.016	0	0	0	0	2.016
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	5.604	0	0	0	0	5.604
403	13	00	00	Servicios de construcciones temporales	1.814	0	0	0	0	1.814
403	13	01	00	Servicios de construcciones temporales	1.814	0	0	0	0	1.814
403	18	00	00	Impuestos indirectos	1.848.066	0	0	0	0	1.848.066
403	18	01	00	Impuesto al valor agregado	1.848.066	0	0	0	0	1.848.066
403	99	00	00	Otros servicios no personales	403	0	0	0	0	403
403	99	01	00	Otros servicios no personales	403	0	0	0	0	403
404	**00**	**00**	**00**	**Activos reales**	**20.121.947**	**0**	**0**	**0**	**0**	**20.121.947**
404	01	00	00	Repuestos y reparaciones mayores	902.298	0	0	0	0	902.298
404	01	01	00	Repuestos mayores	30.907	0	0	0	0	30.907
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	4.258	0	0	0	0	4.258
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	25.861	0	0	0	0	25.861
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	788	0	0	0	0	788
404	01	02	00	Reparaciones mayores de maquinaria y equipos	871.391	0	0	0	0	871.391
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	158	0	0	0	0	158
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	3.942	0	0	0	0	3.942
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	867.291	0	0	0	0	867.291
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	1.323.534	0	0	0	0	1.323.534
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	13.404	0	0	0	0	13.404
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio	1.310.130	0	0	0	0	1.310.130

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021010 RECOLECCIÓN, CLASIFICACIÓN Y DISPOSICIÓN DE DESECHOS SÓLIDOS

UNIDAD DE MEDIDA: KILOGRAMO **META:** 182.500

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
				público						
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	102.813	0	0	0	0	102.813
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	47.307	0	0	0	0	47.307
404	03	05	00	Maquinaria y equipos industriales y de taller	20.500	0	0	0	0	20.500
404	03	06	00	Maquinaria y equipos de energía	788	0	0	0	0	788
404	03	07	00	Maquinaria y equipos de riego y acueductos	23.653	0	0	0	0	23.653
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	10.565	0	0	0	0	10.565
404	12	00	00	Activos intangibles	36.987	0	0	0	0	36.987
404	12	05	00	Estudios y proyectos	36.987	0	0	0	0	36.987
404	13	00	00	Estudios y proyectos para inversión en activos fijos	1.322.225	0	0	0	0	1.322.225
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	13.404	0	0	0	0	13.404
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	1.308.821	0	0	0	0	1.308.821
404	99	00	00	Otros activos reales	16.434.090	0	0	0	0	16.434.090
404	99	01	00	Otros activos reales	16.434.090	0	0	0	0	16.434.090
				Totales	**22.248.176**	0	0	0	0	**22.248.176**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021011 IMPLEMENTACIÓN DE MECANISMOS DE SEGURIDAD Y PROTECCIÓN CIVIL

UNIDAD DE MEDIDA: SEGURIDAD PÚBLICA **META:** 250

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	248.544	0	0	0	0	248.544
402	01	00	00	Productos alimenticios y agropecuarios	4.987	0	0	0	0	4.987
402	01	01	00	Alimentos y bebidas para personas	4.322	0	0	0	0	4.322
402	01	03	00	Productos agrícolas y pecuarios	55	0	0	0	0	55
402	01	99	00	Otros productos alimenticios y agropecuarios	610	0	0	0	0	610
402	02	00	00	Productos de minas, canteras y yacimientos	5.541	0	0	0	0	5.541
402	02	05	00	Piedra, arcilla, arena y tierra	5.541	0	0	0	0	5.541
402	03	00	00	Textiles y vestuarios	4.978	0	0	0	0	4.978
402	03	01	00	Textiles	155	0	0	0	0	155
402	03	02	00	Prendas de vestir	4.322	0	0	0	0	4.322
402	03	03	00	Calzados	501	0	0	0	0	501
402	04	00	00	Productos de cuero y caucho	2.050	0	0	0	0	2.050
402	04	03	00	Cauchos y tripas para vehículos	1.939	0	0	0	0	1.939
402	04	99	00	Otros productos de cuero y caucho	111	0	0	0	0	111
402	05	00	00	Productos de papel, cartón e impresos	8.146	0	0	0	0	8.146
402	05	02	00	Envases y cajas de papel y cartón	1.718	0	0	0	0	1.718
402	05	03	00	Productos de papel y cartón para oficina	1.718	0	0	0	0	1.718
402	05	06	00	Productos de papel y cartón para computación	554	0	0	0	0	554
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.602	0	0	0	0	3.602
402	05	99	00	Otros productos de pulpa, papel y cartón	554	0	0	0	0	554
402	06	00	00	Productos químicos y derivados	155.202	0	0	0	0	155.202
402	06	03	00	Tintas, pinturas y colorantes	1.829	0	0	0	0	1.829

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021011 IMPLEMENTACIÓN DE MECANISMOS DE SEGURIDAD Y PROTECCIÓN CIVIL

UNIDAD DE MEDIDA: SEGURIDAD PÚBLICA **META:** 250

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	720	0	0	0	0	720
402	06	06	00	Combustibles y lubricantes	20.711	0	0	0	0	20.711
402	06	08	00	Productos plásticos	7.425	0	0	0	0	7.425
402	06	09	00	Mezclas explosivas	166	0	0	0	0	166
402	06	99	00	Otros productos de la industria química y conexos	124.351	0	0	0	0	124.351
402	08	00	00	Productos metálicos	47.526	0	0	0	0	47.526
402	08	01	00	Productos primarios de hierro y acero	2.494	0	0	0	0	2.494
402	08	02	00	Productos de metales no ferrosos	222	0	0	0	0	222
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.771	0	0	0	0	2.771
402	08	09	00	Repuestos y accesorios para equipos de transporte	11.581	0	0	0	0	11.581
402	08	10	00	Repuestos y accesorios para otros equipos	29.922	0	0	0	0	29.922
402	08	99	00	Otros productos metálicos	536	0	0	0	0	536
402	09	00	00	Productos de madera	10.916	0	0	0	0	10.916
402	09	02	00	Muebles y accesorios de madera para edificaciones	10.306	0	0	0	0	10.306
402	09	99	00	Otros productos de madera	610	0	0	0	0	610
402	10	00	00	Productos varios y útiles diversos	9.198	0	0	0	0	9.198
402	10	02	00	Materiales y útiles de limpieza y aseo	1.274	0	0	0	0	1.274
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	831	0	0	0	0	831
402	10	07	00	Productos de seguridad en el trabajo	776	0	0	0	0	776
402	10	08	00	Materiales para equipos de computación	831	0	0	0	0	831
402	10	11	00	Materiales eléctricos	2.494	0	0	0	0	2.494
402	10	12	00	Materiales para instalaciones sanitarias	1.385	0	0	0	0	1.385

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021011 IMPLEMENTACIÓN DE MECANISMOS DE SEGURIDAD Y PROTECCIÓN CIVIL

UNIDAD DE MEDIDA: SEGURIDAD PÚBLICA **META:** 250

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	10	99	00	Otros productos y útiles diversos	1.607	0	0	0	0	1.607
403	**00**	**00**	**00**	**Servicios no personales**	**5.217.439**	**0**	**0**	**0**	**0**	**5.217.439**
403	01	00	00	Alquileres de inmuebles	89.476	0	0	0	0	89.476
403	01	01	00	Alquileres de edificios y locales	89.476	0	0	0	0	89.476
403	02	00	00	Alquileres de maquinaria y equipos	9.444	0	0	0	0	9.444
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	6.959	0	0	0	0	6.959
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.485	0	0	0	0	2.485
403	04	00	00	Servicios básicos	722.766	0	0	0	0	722.766
403	04	01	00	Electricidad	298.253	0	0	0	0	298.253
403	04	04	00	Teléfonos	243.573	0	0	0	0	243.573
403	04	05	00	Servicio de comunicaciones	180.940	0	0	0	0	180.940
403	06	00	00	Servicios de transporte y almacenaje	208.777	0	0	0	0	208.777
403	06	01	00	Fletes y embalajes	208.777	0	0	0	0	208.777
403	07	00	00	Servicios de información, impresión y relaciones públicas	19.884	0	0	0	0	19.884
403	07	02	00	Imprenta y reproducción	14.913	0	0	0	0	14.913
403	07	04	00	Avisos	4.971	0	0	0	0	4.971
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.739.810	0	0	0	0	1.739.810
403	08	01	00	Primas y gastos de seguros	1.739.810	0	0	0	0	1.739.810
403	09	00	00	Viáticos y pasajes	571.652	0	0	0	0	571.652
403	09	01	00	Viáticos y pasajes dentro del país	571.652	0	0	0	0	571.652
403	10	00	00	Servicios profesionales y técnicos	850.021	0	0	0	0	850.021
403	10	01	00	Servicios jurídicos	99.418	0	0	0	0	99.418

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021011 IMPLEMENTACIÓN DE MECANISMOS DE SEGURIDAD Y PROTECCIÓN CIVIL

UNIDAD DE MEDIDA: SEGURIDAD PÚBLICA **META:** 250

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	10	02	00	Servicios de contabilidad y auditoría	367.845	0	0	0	0	367.845
403	10	03	00	Servicios de procesamiento de datos	382.758	0	0	0	0	382.758
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	629.313	0	0	0	0	629.313
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	30.322	0	0	0	0	30.322
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	248.544	0	0	0	0	248.544
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.485	0	0	0	0	2.485
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	347.962	0	0	0	0	347.962
403	12	00	00	Conservación y reparaciones menores de obras	17.398	0	0	0	0	17.398
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	7.456	0	0	0	0	7.456
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	9.942	0	0	0	0	9.942
403	13	00	00	Servicios de construcciones temporales	2.485	0	0	0	0	2.485
403	13	01	00	Servicios de construcciones temporales	2.485	0	0	0	0	2.485
403	15	00	00	Servicios fiscales	223.690	0	0	0	0	223.690
403	15	02	00	Tasas y otros derechos obligatorios	223.690	0	0	0	0	223.690
403	99	00	00	Otros servicios no personales	132.723	0	0	0	0	132.723
403	99	01	00	Otros servicios no personales	132.723	0	0	0	0	132.723
404	**00**	**00**	**00**	**Activos reales**	**17.475.095**	**0**	0	0	0	**17.475.095**
404	01	00	00	Repuestos y reparaciones mayores	23.022	0	0	0	0	23.022
404	01	01	00	Repuestos mayores	21.386	0	0	0	0	21.386
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	2.900	0	0	0	0	2.900
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	16.052	0	0	0	0	16.052

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021011 IMPLEMENTACIÓN DE MECANISMOS DE SEGURIDAD Y PROTECCIÓN CIVIL

UNIDAD DE MEDIDA: SEGURIDAD PÚBLICA **META:** 250

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios – Ingresos Propios	Recursos Ordinarios – Situado Constitucional	Recursos Ordinarios – Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios – Otras Fuentes	Recursos Extraordinarios – Otras Fuentes	TOTAL
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	1.864	0	0	0	0	1.864
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	570	0	0	0	0	570
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.636	0	0	0	0	1.636
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	186	0	0	0	0	186
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.295	0	0	0	0	1.295
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	155	0	0	0	0	155
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	2.428.576	0	0	0	0	2.428.576
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	10.356	0	0	0	0	10.356
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	2.418.220	0	0	0	0	2.418.220
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	529.314	0	0	0	0	529.314
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	86.459	0	0	0	0	86.459
404	03	05	00	Maquinaria y equipos industriales y de taller	398.989	0	0	0	0	398.989
404	03	07	00	Maquinaria y equipos de riego y acueductos	22.654	0	0	0	0	22.654
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	21.212	0	0	0	0	21.212
404	05	00	00	Equipos de comunicaciones y de señalamiento	12.082	0	0	0	0	12.082
404	05	02	00	Equipos de señalamiento	12.082	0	0	0	0	12.082
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.625	0	0	0	0	3.625
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.625	0	0	0	0	3.625
404	12	00	00	Activos intangibles	22.231	0	0	0	0	22.231
404	12	05	00	Estudios y proyectos	22.231	0	0	0	0	22.231
404	13	00	00	Estudios y proyectos para inversión en activos fijos	24.183	0	0	0	0	24.183
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	24.183	0	0	0	0	24.183

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021011 IMPLEMENTACIÓN DE MECANISMOS DE SEGURIDAD Y PROTECCIÓN CIVIL

UNIDAD DE MEDIDA: SEGURIDAD PÚBLICA **META:** 250

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	14	00	00	Contratación de inspección de obras	2.416	0	0	0	0	2.416
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	2.416	0	0	0	0	2.416
404	15	00	00	Construcciones del dominio privado	48.328	0	0	0	0	48.328
404	15	06	00	Construcciones de edificaciones industriales	48.328	0	0	0	0	48.328
404	16	00	00	Construcciones del dominio público	45.308	0	0	0	0	45.308
404	16	01	00	Construcción de vialidad	45.308	0	0	0	0	45.308
404	99	00	00	Otros activos reales	14.336.010	0	0	0	0	14.336.010
404	99	01	00	Otros activos reales	14.336.010	0	0	0	0	14.336.010
				Totales	**22.941.078**	**0**	**0**	**0**	0	**22.941.078**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021012 IMPLEMENTACIÓN DE MECANISMOS DE SEGURIDAD NAVAL

UNIDAD DE MEDIDA: SEGURIDAD PÚBLICA **META:** 21

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**297.089**	**0**	**0**	**0**	**0**	**297.089**
402	01	00	00	Productos alimenticios y agropecuarios	6.734	0	0	0	0	6.734
402	01	01	00	Alimentos y bebidas para personas	5.836	0	0	0	0	5.836
402	01	03	00	Productos agrícolas y pecuarios	75	0	0	0	0	75
402	01	99	00	Otros productos alimenticios y agropecuarios	823	0	0	0	0	823
402	02	00	00	Productos de minas, canteras y yacimientos	7.482	0	0	0	0	7.482
402	02	05	00	Piedra, arcilla, arena y tierra	7.482	0	0	0	0	7.482
402	03	00	00	Textiles y vestuarios	6.722	0	0	0	0	6.722
402	03	01	00	Textiles	209	0	0	0	0	209
402	03	02	00	Prendas de vestir	5.836	0	0	0	0	5.836
402	03	03	00	Calzados	677	0	0	0	0	677
402	04	00	00	Productos de cuero y caucho	2.769	0	0	0	0	2.769
402	04	03	00	Cauchos y tripas para vehículos	2.619	0	0	0	0	2.619
402	04	99	00	Otros productos de cuero y caucho	150	0	0	0	0	150
402	05	00	00	Productos de papel, cartón e impresos	10.997	0	0	0	0	10.997
402	05	02	00	Envases y cajas de papel y cartón	2.319	0	0	0	0	2.319
402	05	03	00	Productos de papel y cartón para oficina	2.319	0	0	0	0	2.319
402	05	06	00	Productos de papel y cartón para computación	748	0	0	0	0	748
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.863	0	0	0	0	4.863
402	05	99	00	Otros productos de pulpa, papel y cartón	748	0	0	0	0	748
402	06	00	00	Productos químicos y derivados	171.058	0	0	0	0	171.058
402	06	03	00	Tintas, pinturas y colorantes	2.469	0	0	0	0	2.469

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021012 IMPLEMENTACIÓN DE MECANISMOS DE SEGURIDAD NAVAL

UNIDAD DE MEDIDA: SEGURIDAD PÚBLICA **META:** 21

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	973	0	0	0	0	973
402	06	06	00	Combustibles y lubricantes	27.964	0	0	0	0	27.964
402	06	08	00	Productos plásticos	10.025	0	0	0	0	10.025
402	06	09	00	Mezclas explosivas	224	0	0	0	0	224
402	06	99	00	Otros productos de la industria química y conexos	129.403	0	0	0	0	129.403
402	08	00	00	Productos metálicos	64.169	0	0	0	0	64.169
402	08	01	00	Productos primarios de hierro y acero	3.367	0	0	0	0	3.367
402	08	02	00	Productos de metales no ferrosos	299	0	0	0	0	299
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.741	0	0	0	0	3.741
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.637	0	0	0	0	15.637
402	08	10	00	Repuestos y accesorios para otros equipos	40.401	0	0	0	0	40.401
402	08	99	00	Otros productos metálicos	724	0	0	0	0	724
402	09	00	00	Productos de madera	14.739	0	0	0	0	14.739
402	09	02	00	Muebles y accesorios de madera para edificaciones	13.916	0	0	0	0	13.916
402	09	99	00	Otros productos de madera	823	0	0	0	0	823
402	10	00	00	Productos varios y útiles diversos	12.419	0	0	0	0	12.419
402	10	02	00	Materiales y útiles de limpieza y aseo	1.721	0	0	0	0	1.721
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.122	0	0	0	0	1.122
402	10	07	00	Productos de seguridad en el trabajo	1.047	0	0	0	0	1.047
402	10	08	00	Materiales para equipos de computación	1.122	0	0	0	0	1.122
402	10	11	00	Materiales eléctricos	3.367	0	0	0	0	3.367
402	10	12	00	Materiales para instalaciones sanitarias	1.870	0	0	0	0	1.870

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021012 IMPLEMENTACIÓN DE MECANISMOS DE SEGURIDAD NAVAL

UNIDAD DE MEDIDA: SEGURIDAD PÚBLICA **META:** 21

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	10	99	00	Otros productos y útiles diversos	2.170	0	0	0	0	2.170
403	**00**	**00**	**00**	**Servicios no personales**	**3.436.352**	**0**	**0**	**0**	**0**	**3.436.352**
403	01	00	00	Alquileres de inmuebles	97.875	0	0	0	0	97.875
403	01	01	00	Alquileres de edificios y locales	97.875	0	0	0	0	97.875
403	02	00	00	Alquileres de maquinaria y equipos	10.430	0	0	0	0	10.430
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	7.685	0	0	0	0	7.685
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.745	0	0	0	0	2.745
403	04	00	00	Servicios básicos	798.924	0	0	0	0	798.924
403	04	01	00	Electricidad	329.680	0	0	0	0	329.680
403	04	04	00	Teléfonos	269.238	0	0	0	0	269.238
403	04	05	00	Servicio de comunicaciones	200.006	0	0	0	0	200.006
403	06	00	00	Servicios de transporte y almacenaje	249.496	0	0	0	0	249.496
403	06	01	00	Fletes y embalajes	249.496	0	0	0	0	249.496
403	07	00	00	Servicios de información, impresión y relaciones públicas	21.188	0	0	0	0	21.188
403	07	02	00	Imprenta y reproducción	15.134	0	0	0	0	15.134
403	07	04	00	Avisos	6.054	0	0	0	0	6.054
403	09	00	00	Viáticos y pasajes	334.494	0	0	0	0	334.494
403	09	01	00	Viáticos y pasajes dentro del país	334.494	0	0	0	0	334.494
403	10	00	00	Servicios profesionales y técnicos	328.142	0	0	0	0	328.142
403	10	02	00	Servicios de contabilidad y auditoría	196.885	0	0	0	0	196.885
403	10	03	00	Servicios de procesamiento de datos	131.257	0	0	0	0	131.257
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	399.498	0	0	0	0	399.498

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021012 IMPLEMENTACIÓN DE MECANISMOS DE SEGURIDAD NAVAL

UNIDAD DE MEDIDA: SEGURIDAD PÚBLICA **META:** 21

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	40.683	0	0	0	0	40.683
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	122.050	0	0	0	0	122.050
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	3.335	0	0	0	0	3.335
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	233.430	0	0	0	0	233.430
403	12	00	00	Conservación y reparaciones menores de obras	23.763	0	0	0	0	23.763
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	10.184	0	0	0	0	10.184
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	13.579	0	0	0	0	13.579
403	13	00	00	Servicios de construcciones temporales	3.398	0	0	0	0	3.398
403	13	01	00	Servicios de construcciones temporales	3.398	0	0	0	0	3.398
403	15	00	00	Servicios fiscales	135.930	0	0	0	0	135.930
403	15	02	00	Tasas y otros derechos obligatorios	135.930	0	0	0	0	135.930
403	18	00	00	Impuestos indirectos	848.785	0	0	0	0	848.785
403	18	01	00	Impuesto al valor agregado	848.785	0	0	0	0	848.785
403	99	00	00	Otros servicios no personales	184.429	0	0	0	0	184.429
403	99	01	00	Otros servicios no personales	184.429	0	0	0	0	184.429
404	**00**	**00**	**00**	**Activos reales**	**18.571.187**	**0**	**0**	**0**	0	**18.571.187**
404	01	00	00	Repuestos y reparaciones mayores	37.861	0	0	0	0	37.861
404	01	01	00	Repuestos mayores	35.170	0	0	0	0	35.170
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	4.769	0	0	0	0	4.769
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	26.398	0	0	0	0	26.398
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	3.066	0	0	0	0	3.066

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021012 IMPLEMENTACIÓN DE MECANISMOS DE SEGURIDAD NAVAL

UNIDAD DE MEDIDA: SEGURIDAD PÚBLICA **META:** 21

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	937	0	0	0	0	937
404	01	02	00	Reparaciones mayores de maquinaria y equipos	2.691	0	0	0	0	2.691
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	307	0	0	0	0	307
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	2.129	0	0	0	0	2.129
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	255	0	0	0	0	255
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	3.993.963	0	0	0	0	3.993.963
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	17.031	0	0	0	0	17.031
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	3.976.932	0	0	0	0	3.976.932
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	870.495	0	0	0	0	870.495
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	142.188	0	0	0	0	142.188
404	03	05	00	Maquinaria y equipos industriales y de taller	656.166	0	0	0	0	656.166
404	03	07	00	Maquinaria y equipos de riego y acueductos	37.256	0	0	0	0	37.256
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	34.885	0	0	0	0	34.885
404	04	00	00	Equipos de transporte, tracción y elevación	217.574	0	0	0	0	217.574
404	04	01	00	Vehículos automotores terrestres	14.902	0	0	0	0	14.902
404	04	03	00	Equipos marítimos de transporte	202.672	0	0	0	0	202.672
404	05	00	00	Equipos de comunicaciones y de señalamiento	24.042	0	0	0	0	24.042
404	05	01	00	Equipos de telecomunicaciones	2.980	0	0	0	0	2.980
404	05	02	00	Equipos de señalamiento	19.870	0	0	0	0	19.870
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	1.192	0	0	0	0	1.192
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.743	0	0	0	0	8.743
404	09	01	00	Mobiliario y equipos de oficina	3.577	0	0	0	0	3.577

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021012 IMPLEMENTACIÓN DE MECANISMOS DE SEGURIDAD NAVAL

UNIDAD DE MEDIDA: SEGURIDAD PÚBLICA **META:** 21

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	09	02	00	Equipos de computación	1.192	0	0	0	0	1.192
404	09	03	00	Mobiliario y equipos de alojamiento	3.974	0	0	0	0	3.974
404	12	00	00	Activos intangibles	36.560	0	0	0	0	36.560
404	12	05	00	Estudios y proyectos	36.560	0	0	0	0	36.560
404	13	00	00	Estudios y proyectos para inversión en activos fijos	38.128	0	0	0	0	38.128
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	38.128	0	0	0	0	38.128
404	14	00	00	Contratación de inspección de obras	3.974	0	0	0	0	3.974
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	3.974	0	0	0	0	3.974
404	15	00	00	Construcciones del dominio privado	79.479	0	0	0	0	79.479
404	15	06	00	Construcciones de edificaciones industriales	79.479	0	0	0	0	79.479
404	16	00	00	Construcciones del dominio público	74.512	0	0	0	0	74.512
404	16	01	00	Construcción de vialidad	74.512	0	0	0	0	74.512
404	99	00	00	Otros activos reales	13.185.856	0	0	0	0	13.185.856
404	99	01	00	Otros activos reales	13.185.856	0	0	0	0	13.185.856
				Totales	**22.304.628**	**0**	**0**	**0**	**0**	**22.304.628**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021013 COORDINACIÓN DE PROGRAMAS SOCIALES, CULTURALES Y AMBIENTALES DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 25

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**266.355**	**0**	**0**	**0**	**0**	**266.355**
402	01	00	00	Productos alimenticios y agropecuarios	40.759	0	0	0	0	40.759
402	01	01	00	Alimentos y bebidas para personas	40.471	0	0	0	0	40.471
402	01	99	00	Otros productos alimenticios y agropecuarios	288	0	0	0	0	288
402	02	00	00	Productos de minas, canteras y yacimientos	12.780	0	0	0	0	12.780
402	02	05	00	Piedra, arcilla, arena y tierra	12.780	0	0	0	0	12.780
402	03	00	00	Textiles y vestuarios	6.237	0	0	0	0	6.237
402	03	01	00	Textiles	1.704	0	0	0	0	1.704
402	03	02	00	Prendas de vestir	3.621	0	0	0	0	3.621
402	03	03	00	Calzados	912	0	0	0	0	912
402	04	00	00	Productos de cuero y caucho	2.684	0	0	0	0	2.684
402	04	03	00	Cauchos y tripas para vehículos	2.258	0	0	0	0	2.258
402	04	99	00	Otros productos de cuero y caucho	426	0	0	0	0	426
402	05	00	00	Productos de papel, cartón e impresos	4.730	0	0	0	0	4.730
402	05	02	00	Envases y cajas de papel y cartón	1.498	0	0	0	0	1.498
402	05	06	00	Productos de papel y cartón para computación	852	0	0	0	0	852
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.826	0	0	0	0	1.826
402	05	99	00	Otros productos de pulpa, papel y cartón	554	0	0	0	0	554
402	06	00	00	Productos químicos y derivados	106.708	0	0	0	0	106.708
402	06	01	00	Sustancias químicas y de uso industrial	10.650	0	0	0	0	10.650
402	06	02	00	Abonos, plaguicidas y otros	286	0	0	0	0	286
402	06	03	00	Tintas, pinturas y colorantes	1.832	0	0	0	0	1.832

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021013 COORDINACIÓN DE PROGRAMAS SOCIALES, CULTURALES Y AMBIENTALES DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 25

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	1.022	0	0	0	0	1.022
402	06	05	00	Productos de tocador	213	0	0	0	0	213
402	06	06	00	Combustibles y lubricantes	22.413	0	0	0	0	22.413
402	06	08	00	Productos plásticos	426	0	0	0	0	426
402	06	99	00	Otros productos de la industria química y conexos	69.866	0	0	0	0	69.866
402	07	00	00	Productos minerales no metálicos	757	0	0	0	0	757
402	07	02	00	Vidrios y productos de vidrio	267	0	0	0	0	267
402	07	99	00	Otros productos minerales no metálicos	490	0	0	0	0	490
402	08	00	00	Productos metálicos	52.926	0	0	0	0	52.926
402	08	01	00	Productos primarios de hierro y acero	40.471	0	0	0	0	40.471
402	08	02	00	Productos de metales no ferrosos	213	0	0	0	0	213
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	974	0	0	0	0	974
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.927	0	0	0	0	10.927
402	08	99	00	Otros productos metálicos	341	0	0	0	0	341
402	09	00	00	Productos de madera	5.787	0	0	0	0	5.787
402	09	02	00	Muebles y accesorios de madera para edificaciones	5.361	0	0	0	0	5.361
402	09	99	00	Otros productos de madera	426	0	0	0	0	426
402	10	00	00	Productos varios y útiles diversos	32.135	0	0	0	0	32.135
402	10	01	00	Artículos de deporte, recreación y juguetes	10.650	0	0	0	0	10.650
402	10	02	00	Materiales y útiles de limpieza y aseo	5.964	0	0	0	0	5.964
402	10	03	00	Utensilios de cocina y comedor	426	0	0	0	0	426
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	739	0	0	0	0	739

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021013 COORDINACIÓN DE PROGRAMAS SOCIALES, CULTURALES Y AMBIENTALES DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 25

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	426	0	0	0	0	426
402	10	07	00	Productos de seguridad en el trabajo	426	0	0	0	0	426
402	10	08	00	Materiales para equipos de computación	3.664	0	0	0	0	3.664
402	10	11	00	Materiales eléctricos	7.540	0	0	0	0	7.540
402	10	12	00	Materiales para instalaciones sanitarias	554	0	0	0	0	554
402	10	13	00	Materiales fotográficos	596	0	0	0	0	596
402	10	99	00	Otros productos y útiles diversos	1.150	0	0	0	0	1.150
402	99	00	00	Otros materiales y suministros	852	0	0	0	0	852
402	99	01	00	Otros materiales y suministros	852	0	0	0	0	852
403	**00**	**00**	**00**	**Servicios no personales**	**3.638.129**	**0**	**0**	**0**	**0**	**3.638.129**
403	01	00	00	Alquileres de inmuebles	1.685	0	0	0	0	1.685
403	01	01	00	Alquileres de edificios y locales	1.685	0	0	0	0	1.685
403	04	00	00	Servicios básicos	1.059	0	0	0	0	1.059
403	04	04	00	Teléfonos	241	0	0	0	0	241
403	04	05	00	Servicio de comunicaciones	722	0	0	0	0	722
403	04	06	00	Servicio de aseo urbano y domiciliario	96	0	0	0	0	96
403	06	00	00	Servicios de transporte y almacenaje	25.377	0	0	0	0	25.377
403	06	01	00	Fletes y embalajes	25.377	0	0	0	0	25.377
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.287	0	0	0	0	2.287
403	07	02	00	Imprenta y reproducción	1.685	0	0	0	0	1.685
403	07	03	00	Relaciones sociales	602	0	0	0	0	602
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	602	0	0	0	0	602

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021013 COORDINACIÓN DE PROGRAMAS SOCIALES, CULTURALES Y AMBIENTALES DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 25

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	08	02	00	Comisiones y gastos bancarios	602	0	0	0	0	602
403	09	00	00	Viáticos y pasajes	33.692	0	0	0	0	33.692
403	09	01	00	Viáticos y pasajes dentro del país	33.692	0	0	0	0	33.692
403	10	00	00	Servicios profesionales y técnicos	27.458	0	0	0	0	27.458
403	10	04	00	Servicios de ingeniería y arquitectónicos	20.215	0	0	0	0	20.215
403	10	09	00	Servicios de lavandería y tintorería	505	0	0	0	0	505
403	10	99	00	Otros servicios profesionales y técnicos	6.738	0	0	0	0	6.738
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	19.878	0	0	0	0	19.878
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	16.846	0	0	0	0	16.846
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.032	0	0	0	0	3.032
403	12	00	00	Conservación y reparaciones menores de obras	4.717	0	0	0	0	4.717
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	505	0	0	0	0	505
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	4.212	0	0	0	0	4.212
403	13	00	00	Servicios de construcciones temporales	842	0	0	0	0	842
403	13	01	00	Servicios de construcciones temporales	842	0	0	0	0	842
403	16	00	00	Servicios de diversión, esparcimiento y culturales	253.413	0	0	0	0	253.413
403	16	01	00	Servicios de diversión, esparcimiento y culturales	253.413	0	0	0	0	253.413
403	18	00	00	Impuestos indirectos	3.266.277	0	0	0	0	3.266.277
403	18	01	00	Impuesto al valor agregado	3.266.277	0	0	0	0	3.266.277
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	674	0	0	0	0	674
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	674	0	0	0	0	674
403	99	00	00	Otros servicios no personales	168	0	0	0	0	168

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021013 COORDINACIÓN DE PROGRAMAS SOCIALES, CULTURALES Y AMBIENTALES DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 25

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Recursos Ordinarios – Ingresos Propios	Recursos Ordinarios – Situado Constitucional	Recursos Ordinarios – Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios – Otras Fuentes	Recursos Extraordinarios – Otras Fuentes	TOTAL
403	99	01	00	Otros servicios no personales	168	0	0	0	0	168
404	**00**	**00**	**00**	**Activos reales**	**13.298.565**	**0**	**0**	**0**	**0**	**13.298.565**
404	01	00	00	Repuestos y reparaciones mayores	90.967	0	0	0	0	90.967
404	01	01	00	Repuestos mayores	85.028	0	0	0	0	85.028
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	6.298	0	0	0	0	6.298
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	62.534	0	0	0	0	62.534
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	13.497	0	0	0	0	13.497
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	2.699	0	0	0	0	2.699
404	01	02	00	Reparaciones mayores de maquinaria y equipos	5.939	0	0	0	0	5.939
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	450	0	0	0	0	450
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	4.499	0	0	0	0	4.499
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	990	0	0	0	0	990
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	7.918	0	0	0	0	7.918
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	3.149	0	0	0	0	3.149
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	4.769	0	0	0	0	4.769
404	04	00	00	Equipos de transporte, tracción y elevación	2.699	0	0	0	0	2.699
404	04	01	00	Vehículos automotores terrestres	2.699	0	0	0	0	2.699
404	05	00	00	Equipos de comunicaciones y de señalamiento	49.488	0	0	0	0	49.488
404	05	01	00	Equipos de telecomunicaciones	44.989	0	0	0	0	44.989
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	4.499	0	0	0	0	4.499
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	35.991	0	0	0	0	35.991

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021013 COORDINACIÓN DE PROGRAMAS SOCIALES, CULTURALES Y AMBIENTALES DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 25

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	09	01	00	Mobiliario y equipos de oficina	8.998	0	0	0	0	8.998
404	09	03	00	Mobiliario y equipos de alojamiento	26.993	0	0	0	0	26.993
404	15	00	00	Construcciones del dominio privado	494.878	0	0	0	0	494.878
404	15	01	00	Construcciones de edificaciones médico-asistenciales	89.978	0	0	0	0	89.978
404	15	03	00	Construcciones de edificaciones educativas, religiosas y recreativas	179.956	0	0	0	0	179.956
404	15	04	00	Construcciones de edificaciones culturales y deportivas	224.944	0	0	0	0	224.944
404	99	00	00	Otros activos reales	12.616.624	0	0	0	0	12.616.624
404	99	01	00	Otros activos reales	12.616.624	0	0	0	0	12.616.624
				Totales	**17.203.049**	0	0	0	0	**17.203.049**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021014 IMPLEMENTACIÓN DE MECANISMOS DE SEGURIDAD ÁEREA

UNIDAD DE MEDIDA: SEGURIDAD PÚBLICA **META:** 15

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	00	00	00	**Materiales, suministros y mercancías**	255.895	0	0	0	0	255.895
402	01	00	00	Productos alimenticios y agropecuarios	13.655	0	0	0	0	13.655
402	01	01	00	Alimentos y bebidas para personas	13.655	0	0	0	0	13.655
402	03	00	00	Textiles y vestuarios	4.074	0	0	0	0	4.074
402	03	01	00	Textiles	507	0	0	0	0	507
402	03	02	00	Prendas de vestir	2.731	0	0	0	0	2.731
402	03	03	00	Calzados	836	0	0	0	0	836
402	04	00	00	Productos de cuero y caucho	5.462	0	0	0	0	5.462
402	04	03	00	Cauchos y tripas para vehículos	5.072	0	0	0	0	5.072
402	04	99	00	Otros productos de cuero y caucho	390	0	0	0	0	390
402	05	00	00	Productos de papel, cartón e impresos	4.480	0	0	0	0	4.480
402	05	02	00	Envases y cajas de papel y cartón	891	0	0	0	0	891
402	05	03	00	Productos de papel y cartón para oficina	827	0	0	0	0	827
402	05	06	00	Productos de papel y cartón para computación	538	0	0	0	0	538
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.678	0	0	0	0	1.678
402	05	99	00	Otros productos de pulpa, papel y cartón	546	0	0	0	0	546
402	06	00	00	Productos químicos y derivados	138.979	0	0	0	0	138.979
402	06	01	00	Sustancias químicas y de uso industrial	5.852	0	0	0	0	5.852
402	06	03	00	Tintas, pinturas y colorantes	4.799	0	0	0	0	4.799
402	06	04	00	Productos farmacéuticos y medicamentos	4.019	0	0	0	0	4.019
402	06	06	00	Combustibles y lubricantes	110.463	0	0	0	0	110.463
402	06	07	00	Productos diversos derivados del petróleo y del carbón	390	0	0	0	0	390

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021014 IMPLEMENTACIÓN DE MECANISMOS DE SEGURIDAD ÁEREA

UNIDAD DE MEDIDA: SEGURIDAD PÚBLICA **META:** 15

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	06	99	00	Otros productos de la industria química y conexos	13.456	0	0	0	0	13.456
402	07	00	00	Productos minerales no metálicos	245	0	0	0	0	245
402	07	02	00	Vidrios y productos de vidrio	245	0	0	0	0	245
402	08	00	00	Productos metálicos	51.923	0	0	0	0	51.923
402	08	01	00	Productos primarios de hierro y acero	5.852	0	0	0	0	5.852
402	08	02	00	Productos de metales no ferrosos	195	0	0	0	0	195
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	892	0	0	0	0	892
402	08	09	00	Repuestos y accesorios para equipos de transporte	17.557	0	0	0	0	17.557
402	08	10	00	Repuestos y accesorios para otros equipos	27.115	0	0	0	0	27.115
402	08	99	00	Otros productos metálicos	312	0	0	0	0	312
402	09	00	00	Productos de madera	8.388	0	0	0	0	8.388
402	09	02	00	Muebles y accesorios de madera para edificaciones	7.803	0	0	0	0	7.803
402	09	99	00	Otros productos de madera	585	0	0	0	0	585
402	10	00	00	Productos varios y útiles diversos	26.738	0	0	0	0	26.738
402	10	02	00	Materiales y útiles de limpieza y aseo	5.462	0	0	0	0	5.462
402	10	03	00	Utensilios de cocina y comedor	195	0	0	0	0	195
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	287	0	0	0	0	287
402	10	06	00	Condecoraciones, ofrendas y similares	390	0	0	0	0	390
402	10	07	00	Productos de seguridad en el trabajo	5.852	0	0	0	0	5.852
402	10	08	00	Materiales para equipos de computación	4.682	0	0	0	0	4.682
402	10	11	00	Materiales eléctricos	8.310	0	0	0	0	8.310
402	10	12	00	Materiales para instalaciones sanitarias	507	0	0	0	0	507

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021014 IMPLEMENTACIÓN DE MECANISMOS DE SEGURIDAD ÁEREA

UNIDAD DE MEDIDA: SEGURIDAD PÚBLICA **META:** 15

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	10	99	00	Otros productos y útiles diversos	1.053	0	0	0	0	1.053
402	99	00	00	Otros materiales y suministros	1.951	0	0	0	0	1.951
402	99	01	00	Otros materiales y suministros	1.951	0	0	0	0	1.951
403	**00**	**00**	**00**	**Servicios no personales**	**3.497.959**	**0**	**0**	**0**	**0**	**3.497.959**
403	01	00	00	Alquileres de inmuebles	148.524	0	0	0	0	148.524
403	01	01	00	Alquileres de edificios y locales	148.524	0	0	0	0	148.524
403	02	00	00	Alquileres de maquinaria y equipos	20.010	0	0	0	0	20.010
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	5.776	0	0	0	0	5.776
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.063	0	0	0	0	2.063
403	02	99	00	Alquileres de otras maquinaria y equipos	12.171	0	0	0	0	12.171
403	04	00	00	Servicios básicos	599.874	0	0	0	0	599.874
403	04	01	00	Electricidad	247.541	0	0	0	0	247.541
403	04	04	00	Teléfonos	202.158	0	0	0	0	202.158
403	04	05	00	Servicio de comunicaciones	150.175	0	0	0	0	150.175
403	06	00	00	Servicios de transporte y almacenaje	173.278	0	0	0	0	173.278
403	06	01	00	Fletes y embalajes	173.278	0	0	0	0	173.278
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.503	0	0	0	0	16.503
403	07	02	00	Imprenta y reproducción	12.377	0	0	0	0	12.377
403	07	04	00	Avisos	4.126	0	0	0	0	4.126
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	990.163	0	0	0	0	990.163
403	08	01	00	Primas y gastos de seguros	990.163	0	0	0	0	990.163
403	09	00	00	Viáticos y pasajes	412.568	0	0	0	0	412.568

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021014 IMPLEMENTACIÓN DE MECANISMOS DE SEGURIDAD ÁEREA

UNIDAD DE MEDIDA: SEGURIDAD PÚBLICA **META:** 15

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	412.568	0	0	0	0	412.568
403	10	00	00	Servicios profesionales y técnicos	495.082	0	0	0	0	495.082
403	10	01	00	Servicios jurídicos	206.284	0	0	0	0	206.284
403	10	02	00	Servicios de contabilidad y auditoría	82.514	0	0	0	0	82.514
403	10	03	00	Servicios de procesamiento de datos	206.284	0	0	0	0	206.284
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	309.014	0	0	0	0	309.014
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	25.167	0	0	0	0	25.167
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	75.500	0	0	0	0	75.500
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.063	0	0	0	0	2.063
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	206.284	0	0	0	0	206.284
403	12	00	00	Conservación y reparaciones menores de obras	14.440	0	0	0	0	14.440
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	6.189	0	0	0	0	6.189
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	8.251	0	0	0	0	8.251
403	13	00	00	Servicios de construcciones temporales	2.063	0	0	0	0	2.063
403	13	01	00	Servicios de construcciones temporales	2.063	0	0	0	0	2.063
403	15	00	00	Servicios fiscales	206.284	0	0	0	0	206.284
403	15	02	00	Tasas y otros derechos obligatorios	206.284	0	0	0	0	206.284
403	99	00	00	Otros servicios no personales	110.156	0	0	0	0	110.156
403	99	01	00	Otros servicios no personales	110.156	0	0	0	0	110.156
404	**00**	**00**	**00**	**Activos reales**	**17.556.999**	**0**	**0**	**0**	0	**17.556.999**
404	01	00	00	Repuestos y reparaciones mayores	30.021	0	0	0	0	30.021
404	01	01	00	Repuestos mayores	28.396	0	0	0	0	28.396

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000021000 CONTINUACIÓN GESTIÓN INTEGRAL DE LA JEFATURA DE GOBIERNO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA AÑO 2012/2013

OBJETIVO DEL PROYECTO: ORDENAR EL USO DE LAS ISLAS Y PARQUES NACIONALES QUE COMPONEN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA, GARANTIZANDO A LA POBLACIÓN LA PRESTACIÓN DE SERVICIOS BÁSICOS, PÚBLICOS, DE PROTECCIÓN, SEGURIDAD CIVIL, ADECUACIÓN DE INSTALACIONES Y SU INTEGRACIÓN A PROGRAMAS AMBIENTALES Y SOCIALES.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.603

RESPONSABLE/EJECUTOR: JEFATURA DE GOBIERNO INSULAR **PRESUPUESTO:** 2013

ACCIÓN ESPECÍFICA: E77000021014 IMPLEMENTACIÓN DE MECANISMOS DE SEGURIDAD ÁEREA

UNIDAD DE MEDIDA: SEGURIDAD PÚBLICA **META:** 15

RESPONSABLE/EJECUTOR: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	1.625	0	0	0	0	1.625
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	22.953	0	0	0	0	22.953
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	2.437	0	0	0	0	2.437
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	1.381	0	0	0	0	1.381
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.625	0	0	0	0	1.625
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	1.625	0	0	0	0	1.625
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	116.158	0	0	0	0	116.158
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	10.560	0	0	0	0	10.560
404	03	05	00	Maquinaria y equipos industriales y de taller	81.229	0	0	0	0	81.229
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	24.369	0	0	0	0	24.369
404	05	00	00	Equipos de comunicaciones y de señalamiento	812	0	0	0	0	812
404	05	01	00	Equipos de telecomunicaciones	812	0	0	0	0	812
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.736	0	0	0	0	3.736
404	09	01	00	Mobiliario y equipos de oficina	812	0	0	0	0	812
404	09	02	00	Equipos de computación	487	0	0	0	0	487
404	09	03	00	Mobiliario y equipos de alojamiento	2.437	0	0	0	0	2.437
404	12	00	00	Activos intangibles	49.820	0	0	0	0	49.820
404	12	05	00	Estudios y proyectos	49.820	0	0	0	0	49.820
404	99	00	00	Otros activos reales	17.356.452	0	0	0	0	17.356.452
404	99	01	00	Otros activos reales	17.356.452	0	0	0	0	17.356.452
				Totales	**21.310.853**	**0**	**0**	**0**	**0**	**21.310.853**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares - Recursos Ordinarios - Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**0**	**0**	**69.023.288**	**0**	**69.023.288**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	0	0	9.808.002	0	9.808.002
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	0	0	2.806.860	0	2.806.860
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	0	0	5.591.142	0	5.591.142
401	01	12	00	Salarios a obreros en puestos no permanentes	0	0	0	300.000	0	300.000
401	01	18	00	Remuneraciones al personal contratado	0	0	0	960.000	0	960.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	0	0	0	150.000	0	150.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	0	0	0	1.986.458	0	1.986.458
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	0	0	0	478.045	0	478.045
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	0	0	0	1.508.413	0	1.508.413
401	03	00	00	Primas	0	0	0	8.006.396	0	8.006.396
401	03	08	00	Primas de profesionalización a empleados	0	0	0	561.372	0	561.372
401	03	09	00	Primas por antigüedad a empleados	0	0	0	1.403.430	0	1.403.430
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	0	0	0	1.866.024	0	1.866.024
401	03	21	00	Primas por antigüedad a obreros	0	0	0	2.795.570	0	2.795.570
401	03	97	00	Otras primas a empleados	0	0	0	450.000	0	450.000
401	03	98	00	Otras primas a obreros	0	0	0	930.000	0	930.000
401	04	00	00	Complementos de sueldos y salarios	0	0	0	12.159.462	0	12.159.462
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	0	0	0	285.911	0	285.911
401	04	02	00	Complemento a empleados por trabajo nocturno	0	0	0	467.810	0	467.810
401	04	05	00	Complemento a empleados por gastos de representación	0	0	0	210.000	0	210.000
401	04	06	00	Complemento a empleados por comisión de servicios	0	0	0	216.000	0	216.000
401	04	07	00	Bonificación a empleados	0	0	0	822.262	0	822.262
401	04	08	00	Bono compensatorio de alimentación a empleados	0	0	0	1.566.000	0	1.566.000
401	04	09	00	Bono compensatorio de transporte a empleados	0	0	0	540.000	0	540.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	0	0	0	1.663.459	0	1.663.459
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	0	0	0	935.620	0	935.620
401	04	16	00	Complemento a obreros por gastos de alimentación	0	0	0	180.000	0	180.000
401	04	18	00	Bono compensatorio de alimentación a obreros	0	0	0	3.236.400	0	3.236.400
401	04	19	00	Bono compensatorio de transporte a obreros	0	0	0	1.116.000	0	1.116.000
401	04	96	00	Otros complementos a empleados	0	0	0	300.000	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares - Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
401	04	97	00	Otros complementos a obreros	0	0	0	620.000	0	620.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	0	0	0	12.002.592	0	12.002.592
401	05	01	00	Aguinaldos a empleados	0	0	0	3.289.049	0	3.289.049
401	05	03	00	Bono vacacional a empleados	0	0	0	1.307.694	0	1.307.694
401	05	04	00	Aguinaldos a obreros	0	0	0	5.299.013	0	5.299.013
401	05	06	00	Bono vacacional a obreros	0	0	0	2.106.836	0	2.106.836
401	06	00	00	Aportes patronales y legales	0	0	0	2.949.376	0	2.949.376
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	0	0	0	689.016	0	689.016
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	0	0	0	229.672	0	229.672
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	0	0	0	153.115	0	153.115
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	0	0	0	115.794	0	115.794
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	0	0	0	991.001	0	991.001
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	0	0	0	330.334	0	330.334
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	0	0	0	220.222	0	220.222
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	0	0	0	220.222	0	220.222
401	07	00	00	Asistencia socio-económica	0	0	0	15.640.628	0	15.640.628
401	07	01	00	Capacitación y adiestramiento a empleados	0	0	0	375.000	0	375.000
401	07	02	00	Becas a empleados	0	0	0	240.000	0	240.000
401	07	03	00	Ayudas por matrimonio a empleados	0	0	0	15.000	0	15.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	0	0	0	15.000	0	15.000
401	07	05	00	Ayudas por defunción a empleados	0	0	0	187.500	0	187.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	0	0	0	375.000	0	375.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	0	0	0	1.067.360	0	1.067.360
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	0	0	0	2.184.000	0	2.184.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	0	0	0	75.000	0	75.000
401	07	10	00	Dotación de uniformes a empleados	0	0	0	375.000	0	375.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	0	0	0	240.000	0	240.000
401	07	17	00	Capacitación y adiestramiento a obreros	0	0	0	775.000	0	775.000
401	07	18	00	Becas a obreros	0	0	0	456.000	0	456.000
401	07	19	00	Ayudas por matrimonio de obreros	0	0	0	22.500	0	22.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

E7700 - 99

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
401	07	20	00	Ayudas por nacimiento de hijos de obreros	0	0	0	22.500	0	22.500
401	07	21	00	Ayudas por defunción a obreros	0	0	0	387.500	0	387.500
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	0	0	0	775.000	0	775.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	0	0	0	1.651.668	0	1.651.668
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	0	0	0	4.513.600	0	4.513.600
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	0	0	0	100.000	0	100.000
401	07	26	00	Dotación de uniformes a obreros	0	0	0	775.000	0	775.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	0	0	0	468.000	0	468.000
401	07	33	00	Asistencia socio-económica al personal contratado	0	0	0	200.000	0	200.000
401	07	96	00	Otras subvenciones a empleados	0	0	0	112.500	0	112.500
401	07	97	00	Otras subvenciones a obreros	0	0	0	232.500	0	232.500
401	08	00	00	Prestaciones sociales e indemnizaciones	0	0	0	5.960.374	0	5.960.374
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	0	0	0	2.192.699	0	2.192.699
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	0	0	0	3.532.675	0	3.532.675
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	0	0	0	235.000	0	235.000
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	0	0	0	50.000	0	50.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	0	0	0	50.000	0	50.000
401	96	00	00	Otros gastos del personal empleado	0	0	0	150.000	0	150.000
401	96	01	00	Otros gastos del personal empleado	0	0	0	150.000	0	150.000
401	97	00	00	Otros gastos del personal obrero	0	0	0	310.000	0	310.000
401	97	01	00	Otros gastos del personal obrero	0	0	0	310.000	0	310.000
				Totales	**0**	**0**	**0**	**69.023.288**	**0**	**69.023.288**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS E7700 - 100

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E77000001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**0**	**0**	**69.023.288**	**0**	**69.023.288**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	0	0	9.808.002	0	9.808.002
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	0	0	2.806.860	0	2.806.860
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	0	0	5.591.142	0	5.591.142
401	01	12	00	Salarios a obreros en puestos no permanentes	0	0	0	300.000	0	300.000
401	01	18	00	Remuneraciones al personal contratado	0	0	0	960.000	0	960.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	0	0	0	150.000	0	150.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	0	0	0	1.986.458	0	1.986.458
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	0	0	0	478.045	0	478.045
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	0	0	0	1.508.413	0	1.508.413
401	03	00	00	Primas	0	0	0	8.006.396	0	8.006.396
401	03	08	00	Primas de profesionalización a empleados	0	0	0	561.372	0	561.372
401	03	09	00	Primas por antigüedad a empleados	0	0	0	1.403.430	0	1.403.430
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	0	0	0	1.866.024	0	1.866.024
401	03	21	00	Primas por antigüedad a obreros	0	0	0	2.795.570	0	2.795.570
401	03	97	00	Otras primas a empleados	0	0	0	450.000	0	450.000
401	03	98	00	Otras primas a obreros	0	0	0	930.000	0	930.000
401	04	00	00	Complementos de sueldos y salarios	0	0	0	12.159.462	0	12.159.462
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	0	0	0	285.911	0	285.911
401	04	02	00	Complemento a empleados por trabajo nocturno	0	0	0	467.810	0	467.810
401	04	05	00	Complemento a empleados por gastos de representación	0	0	0	210.000	0	210.000
401	04	06	00	Complemento a empleados por comisión de servicios	0	0	0	216.000	0	216.000
401	04	07	00	Bonificación a empleados	0	0	0	822.262	0	822.262
401	04	08	00	Bono compensatorio de alimentación a empleados	0	0	0	1.566.000	0	1.566.000
401	04	09	00	Bono compensatorio de transporte a empleados	0	0	0	540.000	0	540.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	0	0	0	1.663.459	0	1.663.459

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E77000001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	0	0	0	935.620	0	935.620
401	04	16	00	Complemento a obreros por gastos de alimentación	0	0	0	180.000	0	180.000
401	04	18	00	Bono compensatorio de alimentación a obreros	0	0	0	3.236.400	0	3.236.400
401	04	19	00	Bono compensatorio de transporte a obreros	0	0	0	1.116.000	0	1.116.000
401	04	96	00	Otros complementos a empleados	0	0	0	300.000	0	300.000
401	04	97	00	Otros complementos a obreros	0	0	0	620.000	0	620.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	0	0	0	12.002.592	0	12.002.592
401	05	01	00	Aguinaldos a empleados	0	0	0	3.289.049	0	3.289.049
401	05	03	00	Bono vacacional a empleados	0	0	0	1.307.694	0	1.307.694
401	05	04	00	Aguinaldos a obreros	0	0	0	5.299.013	0	5.299.013
401	05	06	00	Bono vacacional a obreros	0	0	0	2.106.836	0	2.106.836
401	06	00	00	Aportes patronales y legales	0	0	0	2.949.376	0	2.949.376
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	0	0	0	689.016	0	689.016
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	0	0	0	229.672	0	229.672
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	0	0	0	153.115	0	153.115
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	0	0	0	115.794	0	115.794
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	0	0	0	991.001	0	991.001
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	0	0	0	330.334	0	330.334
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	0	0	0	220.222	0	220.222
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	0	0	0	220.222	0	220.222
401	07	00	00	Asistencia socio-económica	0	0	0	15.640.628	0	15.640.628
401	07	01	00	Capacitación y adiestramiento a empleados	0	0	0	375.000	0	375.000
401	07	02	00	Becas a empleados	0	0	0	240.000	0	240.000
401	07	03	00	Ayudas por matrimonio a empleados	0	0	0	15.000	0	15.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	0	0	0	15.000	0	15.000
401	07	05	00	Ayudas por defunción a empleados	0	0	0	187.500	0	187.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E77000001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	0	0	0	375.000	0	375.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	0	0	0	1.067.360	0	1.067.360
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	0	0	0	2.184.000	0	2.184.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	0	0	0	75.000	0	75.000
401	07	10	00	Dotación de uniformes a empleados	0	0	0	375.000	0	375.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	0	0	0	240.000	0	240.000
401	07	17	00	Capacitación y adiestramiento a obreros	0	0	0	775.000	0	775.000
401	07	18	00	Becas a obreros	0	0	0	456.000	0	456.000
401	07	19	00	Ayudas por matrimonio de obreros	0	0	0	22.500	0	22.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	0	0	0	22.500	0	22.500
401	07	21	00	Ayudas por defunción a obreros	0	0	0	387.500	0	387.500
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	0	0	0	775.000	0	775.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	0	0	0	1.651.668	0	1.651.668
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	0	0	0	4.513.600	0	4.513.600
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	0	0	0	100.000	0	100.000
401	07	26	00	Dotación de uniformes a obreros	0	0	0	775.000	0	775.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	0	0	0	468.000	0	468.000
401	07	33	00	Asistencia socio-económica al personal contratado	0	0	0	200.000	0	200.000
401	07	96	00	Otras subvenciones a empleados	0	0	0	112.500	0	112.500
401	07	97	00	Otras subvenciones a obreros	0	0	0	232.500	0	232.500
401	08	00	00	Prestaciones sociales e indemnizaciones	0	0	0	5.960.374	0	5.960.374
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	0	0	0	2.192.699	0	2.192.699
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	0	0	0	3.532.675	0	3.532.675
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	0	0	0	235.000	0	235.000
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	0	0	0	50.000	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E77000001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	0	0	0	50.000	0	50.000
401	96	00	00	Otros gastos del personal empleado	0	0	0	150.000	0	150.000
401	96	01	00	Otros gastos del personal empleado	0	0	0	150.000	0	150.000
401	97	00	00	Otros gastos del personal obrero	0	0	0	310.000	0	310.000
401	97	01	00	Otros gastos del personal obrero	0	0	0	310.000	0	310.000
				Totales	**0**	**0**	**0**	**69.023.288**	**0**	**69.023.288**

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA ACCIÓN CENTRALIZADA: E77000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	0	0	0	341.143	0	341.143
402	01	00	00	Productos alimenticios y agropecuarios	0	0	0	60.845	0	60.845
402	01	01	00	Alimentos y bebidas para personas	0	0	0	60.416	0	60.416
402	01	99	00	Otros productos alimenticios y agropecuarios	0	0	0	429	0	429
402	02	00	00	Productos de minas, canteras y yacimientos	0	0	0	19.079	0	19.079
402	02	05	00	Piedra, arcilla, arena y tierra	0	0	0	19.079	0	19.079
402	03	00	00	Textiles y vestuarios	0	0	0	9.311	0	9.311
402	03	01	00	Textiles	0	0	0	2.544	0	2.544
402	03	02	00	Prendas de vestir	0	0	0	5.406	0	5.406
402	03	03	00	Calzados	0	0	0	1.361	0	1.361
402	04	00	00	Productos de cuero y caucho	0	0	0	4.007	0	4.007
402	04	03	00	Cauchos y tripas para vehículos	0	0	0	3.371	0	3.371
402	04	99	00	Otros productos de cuero y caucho	0	0	0	636	0	636
402	05	00	00	Productos de papel, cartón e impresos	0	0	0	8.429	0	8.429
402	05	02	00	Envases y cajas de papel y cartón	0	0	0	2.237	0	2.237
402	05	03	00	Productos de papel y cartón para oficina	0	0	0	1.367	0	1.367
402	05	06	00	Productos de papel y cartón para computación	0	0	0	1.272	0	1.272
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	0	0	0	2.726	0	2.726
402	05	99	00	Otros productos de pulpa, papel y cartón	0	0	0	827	0	827
402	06	00	00	Productos químicos y derivados	0	0	0	159.295	0	159.295
402	06	01	00	Sustancias químicas y de uso industrial	0	0	0	15.899	0	15.899
402	06	02	00	Abonos, plaguicidas y otros	0	0	0	427	0	427
402	06	03	00	Tintas, pinturas y colorantes	0	0	0	2.735	0	2.735
402	06	04	00	Productos farmacéuticos y medicamentos	0	0	0	1.526	0	1.526
402	06	05	00	Productos de tocador	0	0	0	318	0	318
402	06	06	00	Combustibles y lubricantes	0	0	0	33.458	0	33.458
402	06	08	00	Productos plásticos	0	0	0	636	0	636
402	06	99	00	Otros productos de la industria química y conexos	0	0	0	104.296	0	104.296
402	07	00	00	Productos minerales no metálicos	0	0	0	497	0	497
402	07	02	00	Vidrios y productos de vidrio	0	0	0	175	0	175
402	07	99	00	Otros productos minerales no metálicos	0	0	0	322	0	322
402	08	00	00	Productos metálicos	0	0	0	54.211	0	54.211

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares - Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	08	01	00	Productos primarios de hierro y acero	0	0	0	26.583	0	26.583
402	08	02	00	Productos de metales no ferrosos	0	0	0	140	0	140
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	0	0	640	0	640
402	08	09	00	Repuestos y accesorios para equipos de transporte	0	0	0	7.177	0	7.177
402	08	10	00	Repuestos y accesorios para otros equipos	0	0	0	19.447	0	19.447
402	08	99	00	Otros productos metálicos	0	0	0	224	0	224
402	09	00	00	Productos de madera	0	0	0	3.801	0	3.801
402	09	02	00	Muebles y accesorios de madera para edificaciones	0	0	0	3.521	0	3.521
402	09	99	00	Otros productos de madera	0	0	0	280	0	280
402	10	00	00	Productos varios y útiles diversos	0	0	0	21.108	0	21.108
402	10	01	00	Artículos de deporte, recreación y juguetes	0	0	0	6.995	0	6.995
402	10	02	00	Materiales y útiles de limpieza y aseo	0	0	0	3.917	0	3.917
402	10	03	00	Utensilios de cocina y comedor	0	0	0	280	0	280
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	0	0	485	0	485
402	10	06	00	Condecoraciones, ofrendas y similares	0	0	0	280	0	280
402	10	07	00	Productos de seguridad en el trabajo	0	0	0	280	0	280
402	10	08	00	Materiales para equipos de computación	0	0	0	2.406	0	2.406
402	10	11	00	Materiales eléctricos	0	0	0	4.953	0	4.953
402	10	12	00	Materiales para instalaciones sanitarias	0	0	0	364	0	364
402	10	13	00	Materiales fotográficos	0	0	0	392	0	392
402	10	99	00	Otros productos y útiles diversos	0	0	0	756	0	756
402	99	00	00	Otros materiales y suministros	0	0	0	560	0	560
402	99	01	00	Otros materiales y suministros	0	0	0	560	0	560
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**0**	**0**	**5.640.417**	**0**	**5.640.417**
403	01	00	00	Alquileres de inmuebles	0	0	0	2.612	0	2.612
403	01	01	00	Alquileres de edificios y locales	0	0	0	2.612	0	2.612
403	04	00	00	Servicios básicos	0	0	0	1.641	0	1.641
403	04	04	00	Teléfonos	0	0	0	373	0	373
403	04	05	00	Servicio de comunicaciones	0	0	0	1.119	0	1.119
403	04	06	00	Servicio de aseo urbano y domiciliario	0	0	0	149	0	149
403	06	00	00	Servicios de transporte y almacenaje	0	0	0	39.344	0	39.344
403	06	01	00	Fletes y embalajes	0	0	0	39.344	0	39.344

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	0	0	3.545	0	3.545
403	07	02	00	Imprenta y reproducción	0	0	0	2.612	0	2.612
403	07	03	00	Relaciones sociales	0	0	0	933	0	933
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	0	0	0	933	0	933
403	08	02	00	Comisiones y gastos bancarios	0	0	0	933	0	933
403	09	00	00	Viáticos y pasajes	0	0	0	52.235	0	52.235
403	09	01	00	Viáticos y pasajes dentro del país	0	0	0	52.235	0	52.235
403	10	00	00	Servicios profesionales y técnicos	0	0	0	42.572	0	42.572
403	10	04	00	Servicios de ingeniería y arquitectónicos	0	0	0	31.341	0	31.341
403	10	09	00	Servicios de lavandería y tintorería	0	0	0	784	0	784
403	10	99	00	Otros servicios profesionales y técnicos	0	0	0	10.447	0	10.447
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	0	0	30.818	0	30.818
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	0	0	0	26.117	0	26.117
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	4.701	0	4.701
403	12	00	00	Conservación y reparaciones menores de obras	0	0	0	7.313	0	7.313
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	0	0	0	784	0	784
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	0	0	0	6.529	0	6.529
403	13	00	00	Servicios de construcciones temporales	0	0	0	1.306	0	1.306
403	13	01	00	Servicios de construcciones temporales	0	0	0	1.306	0	1.306
403	15	00	00	Servicios fiscales	0	0	0	1.045	0	1.045
403	15	99	00	Otros servicios fiscales	0	0	0	1.045	0	1.045
403	16	00	00	Servicios de diversión, esparcimiento y culturales	0	0	0	392.881	0	392.881
403	16	01	00	Servicios de diversión, esparcimiento y culturales	0	0	0	392.881	0	392.881
403	18	00	00	Impuestos indirectos	0	0	0	5.063.911	0	5.063.911
403	18	01	00	Impuesto al valor agregado	0	0	0	5.063.911	0	5.063.911
403	99	00	00	Otros servicios no personales	0	0	0	261	0	261
403	99	01	00	Otros servicios no personales	0	0	0	261	0	261
404	**00**	**00**	**00**	**Activos reales**	**5.148.599**	**0**	**0**	**23.995.152**	**0**	**29.143.751**
404	01	00	00	Repuestos y reparaciones mayores	0	0	0	205.497	0	205.497
404	01	01	00	Repuestos mayores	0	0	0	192.082	0	192.082
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	0	0	0	14.228	0	14.228

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA **ACCIÓN CENTRALIZADA:** E77000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	0	0	0	141.267	0	141.267
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	0	0	0	30.489	0	30.489
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	0	0	0	6.098	0	6.098
404	01	02	00	Reparaciones mayores de maquinaria y equipos	0	0	0	13.415	0	13.415
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	0	0	0	1.016	0	1.016
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	0	0	0	10.163	0	10.163
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	0	0	0	2.236	0	2.236
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	0	0	0	17.887	0	17.887
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	0	0	0	17.887	0	17.887
404	04	00	00	Equipos de transporte, tracción y elevación	0	0	0	6.098	0	6.098
404	04	01	00	Vehículos automotores terrestres	0	0	0	6.098	0	6.098
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	0	0	111.794	0	111.794
404	05	01	00	Equipos de telecomunicaciones	0	0	0	101.631	0	101.631
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	0	0	0	10.163	0	10.163
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	81.304	0	81.304
404	09	01	00	Mobiliario y equipos de oficina	0	0	0	20.326	0	20.326
404	09	03	00	Mobiliario y equipos de alojamiento	0	0	0	60.978	0	60.978
404	15	00	00	Construcciones del dominio privado	5.148.599	0	0	1.102.042	0	6.250.641
404	15	99	00	Otras construcciones del dominio privado	5.148.599	0	0	1.102.042	0	6.250.641
404	99	00	00	Otros activos reales	0	0	0	22.470.530	0	22.470.530
404	99	01	00	Otros activos reales	0	0	0	22.470.530	0	22.470.530
498	**00**	**00**	**00**	**Rectificaciones al presupuesto**	**0**	**0**	**0**	**1.000.000**	**0**	**1.000.000**
498	01	00	00	Rectificaciones al presupuesto	0	0	0	1.000.000	0	1.000.000
498	01	01	00	Rectificaciones al presupuesto	0	0	0	1.000.000	0	1.000.000
				Totales	**5.148.599**	**0**	**0**	**30.976.712**	**0**	**36.125.311**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E77000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	0	0	0	341.143	0	341.143
402	01	00	00	Productos alimenticios y agropecuarios	0	0	0	60.845	0	60.845
402	01	01	00	Alimentos y bebidas para personas	0	0	0	60.416	0	60.416
402	01	99	00	Otros productos alimenticios y agropecuarios	0	0	0	429	0	429
402	02	00	00	Productos de minas, canteras y yacimientos	0	0	0	19.079	0	19.079
402	02	05	00	Piedra, arcilla, arena y tierra	0	0	0	19.079	0	19.079
402	03	00	00	Textiles y vestuarios	0	0	0	9.311	0	9.311
402	03	01	00	Textiles	0	0	0	2.544	0	2.544
402	03	02	00	Prendas de vestir	0	0	0	5.406	0	5.406
402	03	03	00	Calzados	0	0	0	1.361	0	1.361
402	04	00	00	Productos de cuero y caucho	0	0	0	4.007	0	4.007
402	04	03	00	Cauchos y tripas para vehículos	0	0	0	3.371	0	3.371
402	04	99	00	Otros productos de cuero y caucho	0	0	0	636	0	636
402	05	00	00	Productos de papel, cartón e impresos	0	0	0	8.429	0	8.429
402	05	02	00	Envases y cajas de papel y cartón	0	0	0	2.237	0	2.237
402	05	03	00	Productos de papel y cartón para oficina	0	0	0	1.367	0	1.367
402	05	06	00	Productos de papel y cartón para computación	0	0	0	1.272	0	1.272
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	0	0	0	2.726	0	2.726
402	05	99	00	Otros productos de pulpa, papel y cartón	0	0	0	827	0	827
402	06	00	00	Productos químicos y derivados	0	0	0	159.295	0	159.295
402	06	01	00	Sustancias químicas y de uso industrial	0	0	0	15.899	0	15.899
402	06	02	00	Abonos, plaguicidas y otros	0	0	0	427	0	427
402	06	03	00	Tintas, pinturas y colorantes	0	0	0	2.735	0	2.735
402	06	04	00	Productos farmacéuticos y medicamentos	0	0	0	1.526	0	1.526
402	06	05	00	Productos de tocador	0	0	0	318	0	318
402	06	06	00	Combustibles y lubricantes	0	0	0	33.458	0	33.458
402	06	08	00	Productos plásticos	0	0	0	636	0	636

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E77000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	06	99	00	Otros productos de la industria química y conexos	0	0	0	104.296	0	104.296
402	07	00	00	Productos minerales no metálicos	0	0	0	497	0	497
402	07	02	00	Vidrios y productos de vidrio	0	0	0	175	0	175
402	07	99	00	Otros productos minerales no metálicos	0	0	0	322	0	322
402	08	00	00	Productos metálicos	0	0	0	54.211	0	54.211
402	08	01	00	Productos primarios de hierro y acero	0	0	0	26.583	0	26.583
402	08	02	00	Productos de metales no ferrosos	0	0	0	140	0	140
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	0	0	640	0	640
402	08	09	00	Repuestos y accesorios para equipos de transporte	0	0	0	7.177	0	7.177
402	08	10	00	Repuestos y accesorios para otros equipos	0	0	0	19.447	0	19.447
402	08	99	00	Otros productos metálicos	0	0	0	224	0	224
402	09	00	00	Productos de madera	0	0	0	3.801	0	3.801
402	09	02	00	Muebles y accesorios de madera para edificaciones	0	0	0	3.521	0	3.521
402	09	99	00	Otros productos de madera	0	0	0	280	0	280
402	10	00	00	Productos varios y útiles diversos	0	0	0	21.108	0	21.108
402	10	01	00	Artículos de deporte, recreación y juguetes	0	0	0	6.995	0	6.995
402	10	02	00	Materiales y útiles de limpieza y aseo	0	0	0	3.917	0	3.917
402	10	03	00	Utensilios de cocina y comedor	0	0	0	280	0	280
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	0	0	485	0	485
402	10	06	00	Condecoraciones, ofrendas y similares	0	0	0	280	0	280
402	10	07	00	Productos de seguridad en el trabajo	0	0	0	280	0	280
402	10	08	00	Materiales para equipos de computación	0	0	0	2.406	0	2.406
402	10	11	00	Materiales eléctricos	0	0	0	4.953	0	4.953
402	10	12	00	Materiales para instalaciones sanitarias	0	0	0	364	0	364
402	10	13	00	Materiales fotográficos	0	0	0	392	0	392
402	10	99	00	Otros productos y útiles diversos	0	0	0	756	0	756
402	99	00	00	Otros materiales y suministros	0	0	0	560	0	560

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E77000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	99	01	00	Otros materiales y suministros	0	0	0	560	0	560
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**0**	**0**	**5.640.417**	**0**	**5.640.417**
403	01	00	00	Alquileres de inmuebles	0	0	0	2.612	0	2.612
403	01	01	00	Alquileres de edificios y locales	0	0	0	2.612	0	2.612
403	04	00	00	Servicios básicos	0	0	0	1.641	0	1.641
403	04	04	00	Teléfonos	0	0	0	373	0	373
403	04	05	00	Servicio de comunicaciones	0	0	0	1.119	0	1.119
403	04	06	00	Servicio de aseo urbano y domiciliario	0	0	0	149	0	149
403	06	00	00	Servicios de transporte y almacenaje	0	0	0	39.344	0	39.344
403	06	01	00	Fletes y embalajes	0	0	0	39.344	0	39.344
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	0	0	3.545	0	3.545
403	07	02	00	Imprenta y reproducción	0	0	0	2.612	0	2.612
403	07	03	00	Relaciones sociales	0	0	0	933	0	933
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	0	0	0	933	0	933
403	08	02	00	Comisiones y gastos bancarios	0	0	0	933	0	933
403	09	00	00	Viáticos y pasajes	0	0	0	52.235	0	52.235
403	09	01	00	Viáticos y pasajes dentro del país	0	0	0	52.235	0	52.235
403	10	00	00	Servicios profesionales y técnicos	0	0	0	42.572	0	42.572
403	10	04	00	Servicios de ingeniería y arquitectónicos	0	0	0	31.341	0	31.341
403	10	09	00	Servicios de lavandería y tintorería	0	0	0	784	0	784
403	10	99	00	Otros servicios profesionales y técnicos	0	0	0	10.447	0	10.447
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	0	0	30.818	0	30.818
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	0	0	0	26.117	0	26.117
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	4.701	0	4.701
403	12	00	00	Conservación y reparaciones menores de obras	0	0	0	7.313	0	7.313
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	0	0	0	784	0	784

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E77000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	0	0	0	6.529	0	6.529
403	13	00	00	Servicios de construcciones temporales	0	0	0	1.306	0	1.306
403	13	01	00	Servicios de construcciones temporales	0	0	0	1.306	0	1.306
403	15	00	00	Servicios fiscales	0	0	0	1.045	0	1.045
403	15	99	00	Otros servicios fiscales	0	0	0	1.045	0	1.045
403	16	00	00	Servicios de diversión, esparcimiento y culturales	0	0	0	392.881	0	392.881
403	16	01	00	Servicios de diversión, esparcimiento y culturales	0	0	0	392.881	0	392.881
403	18	00	00	Impuestos indirectos	0	0	0	5.063.911	0	5.063.911
403	18	01	00	Impuesto al valor agregado	0	0	0	5.063.911	0	5.063.911
403	99	00	00	Otros servicios no personales	0	0	0	261	0	261
403	99	01	00	Otros servicios no personales	0	0	0	261	0	261
404	**00**	**00**	**00**	**Activos reales**	**5.148.599**	**0**	**0**	**23.995.152**	**0**	**29.143.751**
404	01	00	00	Repuestos y reparaciones mayores	0	0	0	205.497	0	205.497
404	01	01	00	Repuestos mayores	0	0	0	192.082	0	192.082
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	0	0	0	14.228	0	14.228
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	0	0	0	141.267	0	141.267
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	0	0	0	30.489	0	30.489
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	0	0	0	6.098	0	6.098
404	01	02	00	Reparaciones mayores de maquinaria y equipos	0	0	0	13.415	0	13.415
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	0	0	0	1.016	0	1.016
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	0	0	0	10.163	0	10.163
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	0	0	0	2.236	0	2.236
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	0	0	0	17.887	0	17.887
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	0	0	0	17.887	0	17.887
404	04	00	00	Equipos de transporte, tracción y elevación	0	0	0	6.098	0	6.098
404	04	01	00	Vehículos automotores terrestres	0	0	0	6.098	0	6.098

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2013

ACCIÓN ESPECÍFICA: E77000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	0	0	111.794	0	111.794
404	05	01	00	Equipos de telecomunicaciones	0	0	0	101.631	0	101.631
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	0	0	0	10.163	0	10.163
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	81.304	0	81.304
404	09	01	00	Mobiliario y equipos de oficina	0	0	0	20.326	0	20.326
404	09	03	00	Mobiliario y equipos de alojamiento	0	0	0	60.978	0	60.978
404	15	00	00	Construcciones del dominio privado	5.148.599	0	0	1.102.042	0	6.250.641
404	15	99	00	Otras construcciones del dominio privado	5.148.599	0	0	1.102.042	0	6.250.641
404	99	00	00	Otros activos reales	0	0	0	22.470.530	0	22.470.530
404	99	01	00	Otros activos reales	0	0	0	22.470.530	0	22.470.530
498	**00**	**00**	**00**	**Rectificaciones al presupuesto**	**0**	**0**	**0**	**1.000.000**	**0**	**1.000.000**
498	01	00	00	Rectificaciones al presupuesto	0	0	0	1.000.000	0	1.000.000
498	01	01	00	Rectificaciones al presupuesto	0	0	0	1.000.000	0	1.000.000
				Totales	**5.148.599**	**0**	**0**	**30.976.712**	**0**	**36.125.311**

Artículo 10. Este Decreto entrará en vigencia el primer día del mes de enero de 2013.

Dado en Caracas, a los días del mes de diciembre de dos mil once. Años 202° de la Independencia, 153° de la Federación y 13° de la Revolución Bolivariana.

Cúmplase,
(L.S.)

HUGO CHÁVEZ FRÍAS

Refrendado
El Vicepresidente Ejecutivo
(L.S.)

NICOLÁS MADURO MOROS

Refrendado,
La Ministra del Poder Popular del
Despacho de la Presidencia y
Seguimiento de la Gestión de Gobierno
(L.S.)

CARMEN TERESA MELENDEZ RIVAS

Refrendado
El Encargado del Ministerio del Poder Popular
para Relaciones Interiores y Justicia
(L.S.)

NESTOR LUIS REVEROL TORRES

Refrendado
El Encargado del Ministerio del Poder Popular para
Relaciones Exteriores
(L.S.)

NICOLÁS MADURO MOROS

Refrendado
El Ministro del Poder Popular
de Planificación y Finanzas
(L.S.)

JORGE GIORDANI

Refrendado
El Ministro del Poder Popular
para la Defensa
(L.S.)

DIEGO ALFREDO MOLERO BELLAVIA

Refrendado
La Ministra del Poder Popular para
el Comercio
(L.S.)

EDMEE BETANCOURT DE GARCÍA

Refrendado
El Ministro del Poder Popular de
Industrias
(L.S.)

RICARDO JOSE MENENDEZ PRIETO

Refrendado
El Ministro del Poder Popular para
el Turismo
(L.S.)

ALEJANDRO ANTONIO FLEMING CABRERA

Refrendado
El Ministro del Poder Popular para
la Agricultura y Tierras
(L.S.)

JUAN CARLOS LOYO HERNÁNDEZ

Refrendado
La Ministra del Poder Popular para
la Educación Universitaria
(L.S.)

MARLENE YADIRA CÓRDOBA

Refrendado
La Ministra del Poder Popular para
la Educación
(L.S.)

MARYANN DEL CARMEN HANSON FLORES

Refrendado
La Ministra del Poder Popular para
la Salud
(L.S.)

EUGENIA SADER CASTELLANOS

Refrendado
La Ministra del Poder Popular para
el Trabajo y Seguridad Social
(L.S.)

MARÍA CRISTINA IGLESIAS

Refrendado
El Ministro del Poder Popular para
Transporte Terrestre
(L.S.)

JUAN DE JESUS GARCIA TOUSSAINTT

Refrendado
La Ministra del Poder Popular para
Transporte Acuático y Aéreo
(L.S.)

ELSA ILIANA GUTIERREZ GRAFFE

Refrendado
El Ministro del Poder Popular para
Vivienda y Hábitat
(L.S.)

RICARDO ANTONIO MOLINA PEÑALOZA

Refrendado
El Ministro del Poder Popular de
Petróleo y Minería
(L.S.)

RAFAEL DARÍO RAMÍREZ CARREÑO

Refrendado
El Ministro del Poder Popular para
el Ambiente
(L.S.)

CRISTOBAL NICOLAS FRANCISCO ORTIZ

Refrendado
El Ministro del Poder Popular
para Ciencia, Tecnología e Innovación
(L.S.)

JORGE ALBERTO ARREAZA MONTSERRAT

Refrendado
El Ministro del Poder Popular para
la Comunicación y la Información
(L.S.)

ERNESTO EMILIO VILLEGAS POLJACK

Refrendado
La Ministra del Poder Popular para
las Comunas y Protección Social
(L.S.)

ISIS OCHOA CAÑIZALEZ

Refrendado
El Ministro del Poder Popular para
la Alimentación
(L.S.)

CARLOS OSORIO ZAMBRANO

Refrendado
El Ministro del Poder Popular para
la Cultura
(L.S.)

PEDRO CALZADILLA

Refrendado
El Ministro del Poder Popular para
el Deporte
(L.S.)

HÉCTOR RODRÍGUEZ CASTRO

Refrendado
La Ministra del Poder Popular para
los Pueblos Indígenas
(L.S.)

ALOHA JOSELYN NUÑEZ GUTIERREZ

Refrendado
La Ministra del Poder Popular
para la Mujer y la Igualdad de Género
(L.S.)

NANCY PÉREZ SIERRA

Refrendado
El Ministro del Poder Popular
para Energía Eléctrica
(L.S.)

HECTOR NAVARRO DIAZ

Refrendado
La Ministra del Poder Popular
para la Juventud
(L.S.)

MARIA PILAR HERNANDEZ DOMINGUEZ

Refrendado
La Ministra del Poder Popular
para el Servicio Penitenciario
(L.S.)

MARÍA IRIS VARELA RANGEL

Refrendado
El Ministro de Estado para
La Banca Pública
(L.S.)

RODOLFO CLEMENTE MARCO TORRES

Refrendado
El Ministro de Estado para
la Transformación Revolucionaria
de la Gran Caracas
(L.S.)

FRANCISCO DE ASÍS SESTO NOVÁS

GACETA OFICIAL
DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

DEPÓSITO LEGAL ppo 187207DF1

AÑO CXL – MES III N° 6.090 Extraordinario

Caracas, 11 de diciembre de 2012

Esquina de Urapal, edificio Dimase, La Candelaria
Caracas - Venezuela
http://www.minci.gob.ve

LEY DE PUBLICACIONES OFICIALES
(22 DE JULIO DE 1941)

Artículo 11. La GACETA OFICIAL, creada por Decreto Ejecutivo del 11 de octubre de 1872, continuará editándose en la Imprenta Nacional con la denominación GACETA OFICIAL DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

Artículo 12. La GACETA OFICIAL DE LA REPUBLICA BOLIVARIANA DE VENEZUELA, se publicará todos los días hábiles, sin perjuicio de que se editen números extraordinarios siempre que fuere necesario; y deberán insertarse en ella sin retardo los actos oficiales que hayan de publicarse.

Parágrafo Único. Las ediciones extraordinarias de la GACETA OFICIAL tendrán una numeración especial.

Artículo 13. En la GACETA OFICIAL DE LA REPUBLICA BOLIVARIANA DE VENEZUELA, se publicarán los actos de los Poderes Públicos que deberán insertarse y aquéllos cuya inclusión sea conveniente por el Ejecutivo Nacional.

Artículo 14. Las Leyes, Decretos y demás actos oficiales tendrán carácter de públicos por el hecho de aparecer en la GACETA OFICIAL DE LA REPUBLICA BOLIVARIANA DE VENEZUELA, cuyos ejemplares tendrán fuerza de documentos públicos.

FOLDER BREAK

Folder: Venezuela Budget 2013\Venezuela Budget 2013\ONAPRE 2013\d) Resumen de la Distribución General 2013

FOLDER BREAK

Filename: Resumen de la Distribución General 2013.pdf

REPÚBLICA BOLIVARIANA
DE VENEZUELA

RESUMEN DE LA DISTRIBUCIÓN GENERAL DE LA LEY DE PRESUPUESTO DE GASTOS PARA EL EJERCICIO FISCAL 2013

Resumen Nacional

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**56.034.143.644**	**0**	**0**	**7.349.871.447**	**0**	**0**	**63.384.015.091**
401	01	00	00	Sueldos, salarios y otras retribuciones	20.354.617.083	0	0	1.995.123.880	0	0	22.349.740.963
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	9.451.240.888	0	0	486.294.012	0	0	9.937.534.900
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	2.091.639.626	0	0	115.229.044	0	0	2.206.868.670
401	01	03	00	Suplencias a empleados	175.142.295	0	0	0	0	0	175.142.295
401	01	08	00	Sueldo al personal en trámite de nombramiento	1.618.558	0	0	0	0	0	1.618.558
401	01	09	00	Remuneraciones al personal en período de disponibilidad	3.271.150	0	0	0	0	0	3.271.150
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.804.802.264	0	0	50.565.553	0	0	2.855.367.817
401	01	11	00	Salarios a obreros en puestos permanentes a tiempo parcial	66.662.571	0	0	0	0	0	66.662.571
401	01	12	00	Salarios a obreros en puestos no permanentes	218.637.536	0	0	0	0	0	218.637.536
401	01	13	00	Suplencias a obreros	75.275.831	0	0	0	0	0	75.275.831
401	01	18	00	Remuneraciones al personal contratado	2.099.501.977	0	0	306.463.610	0	0	2.405.965.587
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	695.915.421	0	0	0	0	0	695.915.421
401	01	20	00	Sueldo del personal militar profesional	908.304.463	0	0	862.419.797	0	0	1.770.724.260
401	01	21	00	Sueldo o ración del personal militar no profesional	421.456.337	0	0	169.951.864	0	0	591.408.201
401	01	29	00	Dietas	609.300	0	0	0	0	0	609.300
401	01	30	00	Retribución al personal de reserva	8.400.000	0	0	4.200.000	0	0	12.600.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.922.865	0	0	0	0	0	25.922.865
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	119.848.386	0	0	0	0	0	119.848.386
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	400.000	0	0	0	0	0	400.000
401	01	38	00	Dietas del personal de alto nivel y de dirección	50.000	0	0	0	0	0	50.000
401	01	99	00	Otras retribuciones	1.185.917.615	0	0	0	0	0	1.185.917.615
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.945.693.515	0	0	0	0	0	1.945.693.515
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.207.245.022	0	0	0	0	0	1.207.245.022
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	12.180.786	0	0	0	0	0	12.180.786
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	717.118.078	0	0	0	0	0	717.118.078
401	02	04	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo parcial	5.475.803	0	0	0	0	0	5.475.803
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	391.514	0	0	0	0	0	391.514
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	3.282.312	0	0	0	0	0	3.282.312
401	03	00	00	Primas	5.304.187.913	0	0	334.119.691	0	0	5.638.307.604
401	03	01	00	Primas por mérito a empleados	369.661.820	0	0	0	0	0	369.661.820
401	03	02	00	Primas de transporte a empleados	385.217.361	0	0	5.604.620	0	0	390.821.981
401	03	03	00	Primas por hogar a empleados	136.701.272	0	0	0	0	0	136.701.272
401	03	04	00	Primas por hijos a empleados	101.532.710	0	0	0	0	0	101.532.710
401	03	06	00	Primas por residencia a empleados	18.000	0	0	0	0	0	18.000
401	03	07	00	Primas por categoría de escuelas a empleados	382.000	0	0	0	0	0	382.000
401	03	08	00	Primas de profesionalización a empleados	388.023.919	0	0	859.960	0	0	388.883.879
401	03	09	00	Primas por antigüedad a empleados	877.117.049	0	0	0	0	0	877.117.049
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	248.596.807	0	0	0	0	0	248.596.807
401	03	11	00	Primas al personal en servicio en el exterior	117.953.020	0	0	0	0	0	117.953.020
401	03	16	00	Primas por mérito a obreros	31.069.030	0	0	0	0	0	31.069.030

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	17	00	Primas de transporte a obreros	23.631.989	0	0	0	0	0	23.631.989
401	03	18	00	Primas por hogar a obreros	22.411.209	0	0	0	0	0	22.411.209
401	03	19	00	Primas por hijos de obreros	28.433.154	0	0	0	0	0	28.433.154
401	03	21	00	Primas por antigüedad a obreros	143.309.514	0	0	0	0	0	143.309.514
401	03	22	00	Primas de profesionalización a obreros	14.162.842	0	0	0	0	0	14.162.842
401	03	26	00	Primas por hijos al personal militar	79.000.000	0	0	39.500.000	0	0	118.500.000
401	03	27	00	Primas de profesionalización al personal militar	45.048.880	0	0	22.524.440	0	0	67.573.320
401	03	28	00	Primas por antigüedad al personal militar	143.623.424	0	0	71.811.712	0	0	215.435.136
401	03	29	00	Primas por potencial de ascenso al personal militar	1.216.320	0	0	608.160	0	0	1.824.480
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	196.352.492	0	0	91.292.308	0	0	287.644.800
401	03	31	00	Primas por riesgo al personal militar y de seguridad	73.412.480	0	0	0	0	0	73.412.480
401	03	37	00	Primas de transporte al personal contratado	26.045.436	0	0	0	0	0	26.045.436
401	03	38	00	Primas por hogar al personal contratado	5.849.510	0	0	0	0	0	5.849.510
401	03	39	00	Primas por hijos al personal contratado	8.904.876	0	0	0	0	0	8.904.876
401	03	40	00	Primas de profesionalización al personal contratado	41.961.861	0	0	0	0	0	41.961.861
401	03	41	00	Primas por antigüedad al personal contratado	24.140.284	0	0	0	0	0	24.140.284
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	440.790	0	0	0	0	0	440.790
401	03	47	00	Primas al personal de alto nivel y de dirección	32.281.569	0	0	0	0	0	32.281.569
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	788.016	0	0	0	0	0	788.016
401	03	95	00	Otras primas al personal de alto nivel y de dirección	24.202.626	0	0	0	0	0	24.202.626
401	03	96	00	Otras primas al personal contratado	209.770.353	0	0	0	0	0	209.770.353
401	03	97	00	Otras primas a empleados	1.164.851.469	0	0	9.607.921	0	0	1.174.459.390
401	03	98	00	Otras primas a obreros	153.454.691	0	0	0	0	0	153.454.691
401	03	99	00	Otras primas al personal militar	184.621.140	0	0	92.310.570	0	0	276.931.710
401	04	00	00	Complementos de sueldos y salarios	11.424.957.386	0	0	877.149.323	0	0	12.302.106.709
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	47.592.830	0	0	0	0	0	47.592.830
401	04	02	00	Complemento a empleados por trabajo nocturno	197.534.024	0	0	0	0	0	197.534.024
401	04	03	00	Complemento a empleados por gastos de alimentación	16.466.744	0	0	0	0	0	16.466.744
401	04	04	00	Complemento a empleados por gastos de transporte	3.559.722	0	0	0	0	0	3.559.722
401	04	05	00	Complemento a empleados por gastos de representación	1.049.014	0	0	0	0	0	1.049.014
401	04	06	00	Complemento a empleados por comisión de servicios	57.779.561	0	0	0	0	0	57.779.561
401	04	07	00	Bonificación a empleados	0	0	0	0	0	0	0
401	04	08	00	Bono compensatorio de alimentación a empleados	4.226.010.036	0	0	62.364.390	0	0	4.288.374.426
401	04	09	00	Bono compensatorio de transporte a empleados	13.736.494	0	0	0	0	0	13.736.494
401	04	10	00	Complemento a empleados por días feriados	53.506.072	0	0	0	0	0	53.506.072
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	38.282.000	0	0	0	0	0	38.282.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	122.346.134	0	0	0	0	0	122.346.134
401	04	16	00	Complemento a obreros por gastos de alimentación	4.784.256	0	0	0	0	0	4.784.256
401	04	17	00	Complemento a obreros por gastos de transporte	11.204.678	0	0	0	0	0	11.204.678
401	04	18	00	Bono compensatorio de alimentación a obreros	1.864.359.241	0	0	39.626.478	0	0	1.903.985.719
401	04	19	00	Bono compensatorio de transporte a obreros	8.284.580	0	0	0	0	0	8.284.580
401	04	20	00	Complemento a obreros por días feriados	26.188.846	0	0	0	0	0	26.188.846
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	25.573.563	0	0	0	0	0	25.573.563
401	04	25	00	Complemento al personal contratado por gastos de alimentación	500.388	0	0	0	0	0	500.388
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.411.124.550	0	0	8.855.113	0	0	1.419.979.663
401	04	27	00	Bono compensatorio de transporte al personal contratado	5.585.445	0	0	0	0	0	5.585.445

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	28	00	Complemento al personal contratado por días feriados	19.935.396	0	0	0	0	0	19.935.396
401	04	32	00	Complemento al personal militar por gastos de alimentación	489.493.800	0	0	216.396.900	0	0	705.890.700
401	04	33	00	Complemento al personal militar por gastos de transporte	208.200.000	0	0	96.000.000	0	0	304.200.000
401	04	34	00	Complemento al personal militar en el exterior	140.000.000	0	0	70.000.000	0	0	210.000.000
401	04	35	00	Bono compensatorio de alimentación al personal militar	721.990.940	0	0	360.995.470	0	0	1.082.986.410
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	5.714.016	0	0	0	0	0	5.714.016
401	04	44	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por comisión de servicios	1.408.091	0	0	0	0	0	1.408.091
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	901.886	0	0	0	0	0	901.886
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	11.561.480	0	0	0	0	0	11.561.480
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	208.750	0	0	0	0	0	208.750
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	18.867.424	0	0	0	0	0	18.867.424
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	40.311.102	0	0	0	0	0	40.311.102
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	673.138	0	0	0	0	0	673.138
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	2.358.715	0	0	0	0	0	2.358.715
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	41.711.445	0	0	0	0	0	41.711.445
401	04	96	00	Otros complementos a empleados	961.639.152	0	0	0	0	0	961.639.152
401	04	97	00	Otros complementos a obreros	310.217.786	0	0	0	0	0	310.217.786
401	04	98	00	Otros complementos al personal contratado	267.128.283	0	0	0	0	0	267.128.283
401	04	99	00	Otros complementos al personal militar	47.167.804	0	0	22.910.972	0	0	70.078.776
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.676.124.633	0	0	1.212.003.545	0	0	5.888.128.178
401	05	01	00	Aguinaldos a empleados	1.165.797.653	0	0	629.802.645	0	0	1.795.600.298
401	05	03	00	Bono vacacional a empleados	1.386.646.743	0	0	36.028.829	0	0	1.422.675.572
401	05	04	00	Aguinaldos a obreros	238.906.511	0	0	223.583.691	0	0	462.490.202
401	05	05	00	Utilidades legales y convencionales a obreros	94.035	0	0	0	0	0	94.035
401	05	06	00	Bono vacacional a obreros	469.166.307	0	0	15.386.770	0	0	484.553.077
401	05	07	00	Aguinaldos al personal contratado	319.095.947	0	0	255.159.768	0	0	574.255.715
401	05	08	00	Bono vacacional al personal contratado	261.916.895	0	0	50.484.932	0	0	312.401.827
401	05	10	00	Bono vacacional al personal militar	709.158.810	0	0	0	0	0	709.158.810
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	6.304.607	0	0	0	0	0	6.304.607
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	3.650.395	0	0	0	0	0	3.650.395
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	77.939.466	0	0	1.556.910	0	0	79.496.376
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	37.447.264	0	0	0	0	0	37.447.264
401	06	00	00	Aportes patronales y legales	2.145.012.922	0	0	296.789.794	0	0	2.441.802.716
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	567.238.586	0	0	1.214.781	0	0	568.453.367
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	562.041.798	0	0	277.000.000	0	0	839.041.798
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	99.727.655	0	0	348.780	0	0	100.076.435
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	123.203.056	0	0	392.499	0	0	123.595.555
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	232.036.926	0	0	392.499	0	0	232.429.425

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	141.427.624	0	0	392.497	0	0	141.820.121
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	17.737.033	0	0	0	0	0	17.737.033
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	22.244.010	0	0	0	0	0	22.244.010
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	47.088.727	0	0	0	0	0	47.088.727
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	21.888.102	0	0	0	0	0	21.888.102
401	06	19	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal militar	34.097.476	0	0	17.048.738	0	0	51.146.214
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	170.842.034	0	0	0	0	0	170.842.034
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	34.249.275	0	0	0	0	0	34.249.275
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	1.296.297	0	0	0	0	0	1.296.297
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	78.930	0	0	0	0	0	78.930
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	684.383	0	0	0	0	0	684.383
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	40.109	0	0	0	0	0	40.109
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	19.772.914	0	0	0	0	0	19.772.914
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	34.725	0	0	0	0	0	34.725
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	5.985.279	0	0	0	0	0	5.985.279
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	5.544.799	0	0	0	0	0	5.544.799
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	232.468	0	0	0	0	0	232.468
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	93.207	0	0	0	0	0	93.207
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	2.976.240	0	0	0	0	0	2.976.240
401	06	95	00	Otros aportes legales por personal contratado	33.873.751	0	0	0	0	0	33.873.751
401	06	96	00	Otros aportes legales por empleados	533.621	0	0	0	0	0	533.621
401	06	97	00	Otros aportes legales por obreros	43.897	0	0	0	0	0	43.897
401	07	00	00	Asistencia socio-económica	7.062.382.861	0	0	2.627.237.332	0	0	9.689.620.193
401	07	01	00	Capacitación y adiestramiento a empleados	17.601.854	0	0	0	0	0	17.601.854
401	07	02	00	Becas a empleados	86.937.108	0	0	0	0	0	86.937.108
401	07	03	00	Ayudas por matrimonio a empleados	7.701.419	0	0	0	0	0	7.701.419
401	07	04	00	Ayudas por nacimiento de hijos a empleados	8.861.191	0	0	0	0	0	8.861.191
401	07	05	00	Ayudas por defunción a empleados	8.131.051	0	0	0	0	0	8.131.051
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	68.958.172	0	0	828.421	0	0	69.786.593
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	758.508.381	0	0	0	0	0	758.508.381
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.041.181.425	0	0	1.997.544.825	0	0	5.038.726.250
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de	66.648.132	0	0	0	0	0	66.648.132

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				sus hijos							
401	07	10	00	Dotación de uniformes a empleados	173.263.418	0	0	0	0	0	173.263.418
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	138.280.426	0	0	0	0	0	138.280.426
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	68.451.576	0	0	0	0	0	68.451.576
401	07	17	00	Capacitación y adiestramiento a obreros	7.778.874	0	0	0	0	0	7.778.874
401	07	18	00	Becas a obreros	44.650.183	0	0	0	0	0	44.650.183
401	07	19	00	Ayudas por matrimonio de obreros	2.227.526	0	0	0	0	0	2.227.526
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.878.856	0	0	0	0	0	2.878.856
401	07	21	00	Ayudas por defunción a obreros	2.686.338	0	0	0	0	0	2.686.338
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	46.133.174	0	0	143.856	0	0	46.277.030
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	235.514.348	0	0	0	0	0	235.514.348
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	812.410.013	0	0	572.590.890	0	0	1.385.000.903
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	29.171.787	0	0	0	0	0	29.171.787
401	07	26	00	Dotación de uniformes a obreros	140.532.090	0	0	0	0	0	140.532.090
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	41.872.448	0	0	0	0	0	41.872.448
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	27.416.024	0	0	0	0	0	27.416.024
401	07	33	00	Asistencia socio-económica al personal contratado	650.677.572	0	0	0	0	0	650.677.572
401	07	34	00	Capacitación y adiestramiento al personal militar	3.980.000	0	0	0	0	0	3.980.000
401	07	35	00	Becas al personal militar	7.500.000	0	0	0	0	0	7.500.000
401	07	36	00	Ayudas por matrimonio al personal militar	1.670.000	0	0	0	0	0	1.670.000
401	07	37	00	Ayudas por nacimiento de hijos al personal militar	3.494.000	0	0	0	0	0	3.494.000
401	07	38	00	Ayudas por defunción al personal militar	1.250.000	0	0	0	0	0	1.250.000
401	07	39	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal militar	11.000.000	0	0	0	0	0	11.000.000
401	07	40	00	Aporte patronal a caja de ahorro por personal militar	94.571.021	0	0	47.285.510	0	0	141.856.531
401	07	41	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios personal militar	2.059.183	0	0	0	0	0	2.059.183
401	07	42	00	Ayudas al personal militar para adquisición de uniformes y útiles escolares de sus hijos	20.000.000	0	0	0	0	0	20.000.000
401	07	44	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal militar	11.000.000	0	0	0	0	0	11.000.000
401	07	52	00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular	380.500	0	0	0	0	0	380.500
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	15.880	0	0	0	0	0	15.880
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	15.880	0	0	0	0	0	15.880
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	9.860	0	0	0	0	0	9.860
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	227.328	0	0	0	0	0	227.328
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	6.554.387	0	0	0	0	0	6.554.387
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos	1.118.967	0	0	0	0	0	1.118.967

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular							
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	1.370.408	0	0	0	0	0	1.370.408
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	473.780	0	0	0	0	0	473.780
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	530.793	0	0	0	0	0	530.793
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	231.150	0	0	0	0	0	231.150
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	6.642.570	0	0	0	0	0	6.642.570
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	46.304.493	0	0	0	0	0	46.304.493
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	77.831.887	0	0	0	0	0	77.831.887
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	81.618	0	0	0	0	0	81.618
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	17.947.157	0	0	0	0	0	17.947.157
401	07	96	00	Otras subvenciones a empleados	158.878.107	0	0	5.218.830	0	0	164.096.937
401	07	97	00	Otras subvenciones a obreros	78.770.506	0	0	3.625.000	0	0	82.395.506
401	07	98	00	Otras subvenciones al personal militar	20.000.000	0	0	0	0	0	20.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	2.858.559.498	0	0	0	0	0	2.858.559.498
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.656.842.280	0	0	0	0	0	1.656.842.280
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	538.121.530	0	0	0	0	0	538.121.530
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	592.559.951	0	0	0	0	0	592.559.951
401	08	04	00	Prestaciones sociales e indemnizaciones al personal militar	97.500	0	0	0	0	0	97.500
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	8.155.657	0	0	0	0	0	8.155.657
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	62.782.580	0	0	0	0	0	62.782.580
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	3.318.985	0	0	0	0	0	3.318.985
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	3.318.985	0	0	0	0	0	3.318.985
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	19.697.858	0	0	0	0	0	19.697.858
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	19.697.858	0	0	0	0	0	19.697.858
401	96	00	00	Otros gastos del personal empleado	92.070.150	0	0	0	0	0	92.070.150
401	96	01	00	Otros gastos del personal empleado	92.070.150	0	0	0	0	0	92.070.150
401	97	00	00	Otros gastos del personal obrero	137.440.840	0	0	2.407.882	0	0	139.848.722
401	97	01	00	Otros gastos del personal obrero	137.440.840	0	0	2.407.882	0	0	139.848.722
401	98	00	00	Otros gastos del personal militar	10.080.000	0	0	5.040.000	0	0	15.120.000
401	98	01	00	Otros gastos del personal militar	10.080.000	0	0	5.040.000	0	0	15.120.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.175.611.171**	**0**	**0**	**2.279.328.351**	**0**	**0**	**10.454.939.522**
402	01	00	00	Productos alimenticios y agropecuarios	3.645.705.321	0	0	1.608.000.000	0	0	5.253.705.321
402	01	01	00	Alimentos y bebidas para personas	3.636.513.725	0	0	1.608.000.000	0	0	5.244.513.725
402	01	02	00	Alimentos para animales	5.440.690	0	0	0	0	0	5.440.690
402	01	03	00	Productos agrícolas y pecuarios	3.548.145	0	0	0	0	0	3.548.145
402	01	99	00	Otros productos alimenticios y agropecuarios	202.761	0	0	0	0	0	202.761
402	02	00	00	Productos de minas, canteras y yacimientos	9.946.175	0	0	0	0	0	9.946.175
402	02	01	00	Carbón mineral	21.515	0	0	0	0	0	21.515
402	02	02	00	Petróleo crudo y gas natural	1.141.350	0	0	0	0	0	1.141.350
402	02	03	00	Mineral de hierro	46.426	0	0	0	0	0	46.426
402	02	04	00	Mineral no ferroso	147.148	0	0	0	0	0	147.148
402	02	05	00	Piedra, arcilla, arena y tierra	8.275.364	0	0	0	0	0	8.275.364
402	02	06	00	Mineral para la fabricación de productos químicos	56	0	0	0	0	0	56
402	02	07	00	Sal para uso industrial	43.327	0	0	0	0	0	43.327

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	02	99	00	Otros productos de minas, canteras y yacimientos	270.989	0	0	0	0	0	270.989
402	03	00	00	Textiles y vestuarios	637.392.446	0	0	218.350	0	0	637.610.796
402	03	01	00	Textiles	144.089.893	0	0	50.000	0	0	144.139.893
402	03	02	00	Prendas de vestir	392.350.285	0	0	100.000	0	0	392.450.285
402	03	03	00	Calzados	94.456.611	0	0	0	0	0	94.456.611
402	03	99	00	Otros productos textiles y vestuarios	6.495.657	0	0	68.350	0	0	6.564.007
402	04	00	00	Productos de cuero y caucho	124.829.826	0	0	0	0	0	124.829.826
402	04	01	00	Cueros y pieles	473.623	0	0	0	0	0	473.623
402	04	02	00	Productos de cuero y sucedáneos del cuero	4.421.172	0	0	0	0	0	4.421.172
402	04	03	00	Cauchos y tripas para vehículos	119.369.397	0	0	0	0	0	119.369.397
402	04	99	00	Otros productos de cuero y caucho	565.634	0	0	0	0	0	565.634
402	05	00	00	Productos de papel, cartón e impresos	397.526.684	0	0	120.000	0	0	397.646.684
402	05	01	00	Pulpa de madera, papel y cartón	65.650.008	0	0	70.000	0	0	65.720.008
402	05	02	00	Envases y cajas de papel y cartón	19.567.422	0	0	0	0	0	19.567.422
402	05	03	00	Productos de papel y cartón para oficina	203.890.575	0	0	0	0	0	203.890.575
402	05	04	00	Libros, revistas y periódicos	16.809.722	0	0	0	0	0	16.809.722
402	05	05	00	Material de enseñanza	14.151.341	0	0	0	0	0	14.151.341
402	05	06	00	Productos de papel y cartón para computación	19.006.339	0	0	0	0	0	19.006.339
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	53.784.455	0	0	50.000	0	0	53.834.455
402	05	99	00	Otros productos de pulpa, papel y cartón	4.666.822	0	0	0	0	0	4.666.822
402	06	00	00	Productos químicos y derivados	1.447.264.541	0	0	540.900.001	0	0	1.988.164.542
402	06	01	00	Sustancias químicas y de uso industrial	25.722.673	0	0	0	0	0	25.722.673
402	06	02	00	Abonos, plaguicidas y otros	9.603.685	0	0	0	0	0	9.603.685
402	06	03	00	Tintas, pinturas y colorantes	145.660.996	0	0	0	0	0	145.660.996
402	06	04	00	Productos farmacéuticos y medicamentos	1.031.305.069	0	0	540.900.001	0	0	1.572.205.070
402	06	05	00	Productos de tocador	11.208.486	0	0	0	0	0	11.208.486
402	06	06	00	Combustibles y lubricantes	63.331.719	0	0	0	0	0	63.331.719
402	06	07	00	Productos diversos derivados del petróleo y del carbón	2.934.403	0	0	0	0	0	2.934.403
402	06	08	00	Productos plásticos	77.028.684	0	0	0	0	0	77.028.684
402	06	09	00	Mezclas explosivas	175.324	0	0	0	0	0	175.324
402	06	99	00	Otros productos de la industria química y conexos	80.293.502	0	0	0	0	0	80.293.502
402	07	00	00	Productos minerales no metálicos	23.314.730	0	0	0	0	0	23.314.730
402	07	01	00	Productos de barro, loza y porcelana	1.949.545	0	0	0	0	0	1.949.545
402	07	02	00	Vidrios y productos de vidrio	6.044.897	0	0	0	0	0	6.044.897
402	07	03	00	Productos de arcilla para construcción	4.775.527	0	0	0	0	0	4.775.527
402	07	04	00	Cemento, cal y yeso	9.881.558	0	0	0	0	0	9.881.558
402	07	99	00	Otros productos minerales no metálicos	663.203	0	0	0	0	0	663.203
402	08	00	00	Productos metálicos	348.297.232	0	0	0	0	0	348.297.232
402	08	01	00	Productos primarios de hierro y acero	10.628.096	0	0	0	0	0	10.628.096
402	08	02	00	Productos de metales no ferrosos	4.618.073	0	0	0	0	0	4.618.073
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	73.571.556	0	0	0	0	0	73.571.556
402	08	04	00	Productos metálicos estructurales	3.926.676	0	0	0	0	0	3.926.676
402	08	05	00	Materiales de orden público, seguridad y defensa	80.659.472	0	0	0	0	0	80.659.472
402	08	07	00	Material de señalamiento	8.094.202	0	0	0	0	0	8.094.202
402	08	08	00	Material de educación	4.697.781	0	0	0	0	0	4.697.781
402	08	09	00	Repuestos y accesorios para equipos de transporte	124.849.063	0	0	0	0	0	124.849.063
402	08	10	00	Repuestos y accesorios para otros equipos	32.130.705	0	0	0	0	0	32.130.705
402	08	99	00	Otros productos metálicos	5.121.608	0	0	0	0	0	5.121.608
402	09	00	00	Productos de madera	12.522.133	0	0	0	0	0	12.522.133

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	01	00	Productos primarios de madera	8.517.871	0	0	0	0	0	8.517.871
402	09	02	00	Muebles y accesorios de madera para edificaciones	3.400.908	0	0	0	0	0	3.400.908
402	09	99	00	Otros productos de madera	603.354	0	0	0	0	0	603.354
402	10	00	00	Productos varios y útiles diversos	1.446.950.900	0	0	130.090.000	0	0	1.577.040.900
402	10	01	00	Artículos de deporte, recreación y juguetes	29.569.271	0	0	0	0	0	29.569.271
402	10	02	00	Materiales y útiles de limpieza y aseo	118.210.974	0	0	0	0	0	118.210.974
402	10	03	00	Utensilios de cocina y comedor	31.770.511	0	0	0	0	0	31.770.511
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	673.730.301	0	0	130.060.000	0	0	803.790.301
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	108.578.147	0	0	0	0	0	108.578.147
402	10	06	00	Condecoraciones, ofrendas y similares	25.904.205	0	0	30.000	0	0	25.934.205
402	10	07	00	Productos de seguridad en el trabajo	27.457.212	0	0	0	0	0	27.457.212
402	10	08	00	Materiales para equipos de computación	244.787.072	0	0	0	0	0	244.787.072
402	10	09	00	Especies timbradas y valores	487.052	0	0	0	0	0	487.052
402	10	10	00	Útiles religiosos	297.896	0	0	0	0	0	297.896
402	10	11	00	Materiales eléctricos	95.251.482	0	0	0	0	0	95.251.482
402	10	12	00	Materiales para instalaciones sanitarias	40.216.321	0	0	0	0	0	40.216.321
402	10	13	00	Materiales fotográficos	23.938.160	0	0	0	0	0	23.938.160
402	10	99	00	Otros productos y útiles diversos	26.752.296	0	0	0	0	0	26.752.296
402	11	00	00	Bienes para la venta	1.000	0	0	0	0	0	1.000
402	11	01	00	Productos y artículos para la venta	0	0	0	0	0	0	0
402	11	99	00	Otros bienes para la venta	1.000	0	0	0	0	0	1.000
402	99	00	00	Otros materiales y suministros	81.860.183	0	0	0	0	0	81.860.183
402	99	01	00	Otros materiales y suministros	81.860.183	0	0	0	0	0	81.860.183
403	**00**	**00**	**00**	**Servicios no personales**	**8.008.398.394**	**0**	**0**	**75.359.864**	**0**	**0**	**8.083.758.258**
403	01	00	00	Alquileres de inmuebles	252.698.232	0	0	0	0	0	252.698.232
403	01	01	00	Alquileres de edificios y locales	245.742.017	0	0	0	0	0	245.742.017
403	01	02	00	Alquileres de instalaciones culturales y recreativas	6.951.915	0	0	0	0	0	6.951.915
403	01	03	00	Alquileres de tierras y terrenos	4.300	0	0	0	0	0	4.300
403	02	00	00	Alquileres de maquinaria y equipos	124.687.480	0	0	0	0	0	124.687.480
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	1.245.710	0	0	0	0	0	1.245.710
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	88.170.134	0	0	0	0	0	88.170.134
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	1.537.793	0	0	0	0	0	1.537.793
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	843.103	0	0	0	0	0	843.103
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	3.857.947	0	0	0	0	0	3.857.947
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	8.193.337	0	0	0	0	0	8.193.337
403	02	99	00	Alquileres de otras maquinaria y equipos	20.839.456	0	0	0	0	0	20.839.456
403	03	00	00	Derechos sobre bienes intangibles	1.950.301	0	0	0	0	0	1.950.301
403	03	02	00	Derechos de autor	31.400	0	0	0	0	0	31.400
403	03	03	00	Paquetes y programas de computación	1.918.901	0	0	0	0	0	1.918.901
403	04	00	00	Servicios básicos	807.896.558	0	0	13.100.000	0	0	820.996.558
403	04	01	00	Electricidad	107.527.572	0	0	8.000.000	0	0	115.527.572
403	04	02	00	Gas	4.266.448	0	0	0	0	0	4.266.448
403	04	03	00	Agua	105.285.782	0	0	3.000.000	0	0	108.285.782
403	04	04	00	Teléfonos	240.960.190	0	0	2.000.000	0	0	242.960.190
403	04	05	00	Servicio de comunicaciones	295.238.139	0	0	100.000	0	0	295.338.139
403	04	06	00	Servicio de aseo urbano y domiciliario	23.551.300	0	0	0	0	0	23.551.300

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	07	00	Servicio de condominio	31.067.127	0	0	0	0	0	31.067.127
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	8.223.622	0	0	0	0	0	8.223.622
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	5.848.415	0	0	0	0	0	5.848.415
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	660.479	0	0	0	0	0	660.479
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	602.000	0	0	0	0	0	602.000
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	846.228	0	0	0	0	0	846.228
403	05	06	00	Servicio de administración, vigilancia y mantenimiento del servicio de aseo urbano y domiciliario	266.500	0	0	0	0	0	266.500
403	06	00	00	Servicios de transporte y almacenaje	48.098.682	0	0	0	0	0	48.098.682
403	06	01	00	Fletes y embalajes	31.941.839	0	0	0	0	0	31.941.839
403	06	02	00	Almacenaje	3.179.932	0	0	0	0	0	3.179.932
403	06	03	00	Estacionamiento	3.706.895	0	0	0	0	0	3.706.895
403	06	04	00	Peaje	429.057	0	0	0	0	0	429.057
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	8.840.959	0	0	0	0	0	8.840.959
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.440.360.439	0	0	56.305	0	0	1.440.416.744
403	07	01	00	Publicidad y propaganda	306.587.058	0	0	0	0	0	306.587.058
403	07	02	00	Imprenta y reproducción	793.074.402	0	0	0	0	0	793.074.402
403	07	03	00	Relaciones sociales	265.075.119	0	0	56.305	0	0	265.131.424
403	07	04	00	Avisos	75.623.860	0	0	0	0	0	75.623.860
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	311.949.164	0	0	0	0	0	311.949.164
403	08	01	00	Primas y gastos de seguros	297.460.070	0	0	0	0	0	297.460.070
403	08	02	00	Comisiones y gastos bancarios	9.440.118	0	0	0	0	0	9.440.118
403	08	03	00	Comisiones y gastos de adquisición de seguros	5.048.976	0	0	0	0	0	5.048.976
403	09	00	00	Viáticos y pasajes	683.849.748	0	0	0	0	0	683.849.748
403	09	01	00	Viáticos y pasajes dentro del país	481.834.913	0	0	0	0	0	481.834.913
403	09	02	00	Viáticos y pasajes fuera del país	200.550.107	0	0	0	0	0	200.550.107
403	09	03	00	Asignación por kilómetros recorridos	1.464.728	0	0	0	0	0	1.464.728
403	10	00	00	Servicios profesionales y técnicos	539.693.131	0	0	5.200.000	0	0	544.893.131
403	10	01	00	Servicios jurídicos	10.091.412	0	0	0	0	0	10.091.412
403	10	02	00	Servicios de contabilidad y auditoría	975.293	0	0	0	0	0	975.293
403	10	03	00	Servicios de procesamiento de datos	73.615.743	0	0	0	0	0	73.615.743
403	10	04	00	Servicios de ingeniería y arquitectónicos	28.380.530	0	0	0	0	0	28.380.530
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	3.032.799	0	0	0	0	0	3.032.799
403	10	06	00	Servicios de veterinaria	648.364	0	0	0	0	0	648.364
403	10	07	00	Servicios de capacitación y adiestramiento	84.901.825	0	0	0	0	0	84.901.825
403	10	08	00	Servicios presupuestarios	200.000	0	0	0	0	0	200.000
403	10	09	00	Servicios de lavandería y tintorería	7.703.936	0	0	0	0	0	7.703.936
403	10	10	00	Servicios de vigilancia	23.069.314	0	0	0	0	0	23.069.314
403	10	11	00	Servicios para la elaboración y suministro de comida	106.477.150	0	0	5.200.000	0	0	111.677.150
403	10	99	00	Otros servicios profesionales y técnicos	200.596.765	0	0	0	0	0	200.596.765
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	552.654.524	0	0	2.500.000	0	0	555.154.524
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	23.827.227	0	0	0	0	0	23.827.227
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	231.114.887	0	0	0	0	0	231.114.887

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	13.365.581	0	0	0	0	0	13.365.581
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	79.262.171	0	0	2.500.000	0	0	81.762.171
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	6.621.782	0	0	0	0	0	6.621.782
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	1.349.778	0	0	0	0	0	1.349.778
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	161.033.100	0	0	0	0	0	161.033.100
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	36.079.998	0	0	0	0	0	36.079.998
403	12	00	00	Conservación y reparaciones menores de obras	666.694.433	0	0	0	0	0	666.694.433
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	657.847.137	0	0	0	0	0	657.847.137
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	8.847.296	0	0	0	0	0	8.847.296
403	13	00	00	Servicios de construcciones temporales	250.666	0	0	0	0	0	250.666
403	13	01	00	Servicios de construcciones temporales	250.666	0	0	0	0	0	250.666
403	15	00	00	Servicios fiscales	19.227.992	0	0	0	0	0	19.227.992
403	15	01	00	Derechos de importación y servicios aduaneros	16.882.990	0	0	0	0	0	16.882.990
403	15	02	00	Tasas y otros derechos obligatorios	2.081.883	0	0	0	0	0	2.081.883
403	15	03	00	Asignación a agentes de especies fiscales	28.730	0	0	0	0	0	28.730
403	15	99	00	Otros servicios fiscales	234.389	0	0	0	0	0	234.389
403	16	00	00	Servicios de diversión, esparcimiento y culturales	168.782.602	0	0	0	0	0	168.782.602
403	16	01	00	Servicios de diversión, esparcimiento y culturales	168.782.602	0	0	0	0	0	168.782.602
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	489.398	0	0	0	0	0	489.398
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	489.398	0	0	0	0	0	489.398
403	18	00	00	Impuestos indirectos	1.866.181.780	0	0	5.839.667	0	0	1.872.021.447
403	18	01	00	Impuesto al valor agregado	1.863.454.440	0	0	5.839.667	0	0	1.869.294.107
403	18	99	00	Otros impuestos indirectos	2.727.340	0	0	0	0	0	2.727.340
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	119.946.440	0	0	8.663.892	0	0	128.610.332
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	119.946.440	0	0	8.663.892	0	0	128.610.332
403	99	00	00	Otros servicios no personales	394.763.202	0	0	40.000.000	0	0	434.763.202
403	99	01	00	Otros servicios no personales	394.763.202	0	0	40.000.000	0	0	434.763.202
404	**00**	**00**	**00**	**Activos reales**	**2.550.585.193**	**16.087.081.911**	**0**	**5.800.000**	**0**	**0**	**18.643.467.104**
404	01	00	00	Repuestos y reparaciones mayores	151.213.103	0	0	0	0	0	151.213.103
404	01	01	00	Repuestos mayores	89.415.409	0	0	0	0	0	89.415.409
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	9.705.425	0	0	0	0	0	9.705.425
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	54.094.758	0	0	0	0	0	54.094.758
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	1.909.790	0	0	0	0	0	1.909.790
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	283.713	0	0	0	0	0	283.713
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	598.156	0	0	0	0	0	598.156
404	01	01	06	Repuestos mayores para equipos y armamentos de orden público, seguridad y defensa	50.000	0	0	0	0	0	50.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	19.641.393	0	0	0	0	0	19.641.393

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	3.132.174	0	0	0	0	0	3.132.174
404	01	02	00	Reparaciones mayores de maquinaria y equipos	61.797.694	0	0	0	0	0	61.797.694
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	7.112.893	0	0	0	0	0	7.112.893
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	39.530.182	0	0	0	0	0	39.530.182
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	112.250	0	0	0	0	0	112.250
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	2.386.511	0	0	0	0	0	2.386.511
404	01	02	05	Reparaciones mayores de equipos científicos, religiosos, de enseñanza y recreación	63.000	0	0	0	0	0	63.000
404	01	02	06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional	13.736	0	0	0	0	0	13.736
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	7.986.455	0	0	0	0	0	7.986.455
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	4.592.667	0	0	0	0	0	4.592.667
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	400.837.802	0	0	0	0	0	400.837.802
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	400.837.802	0	0	0	0	0	400.837.802
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	0	0	0	0	0	0	0
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	105.551.704	0	0	200.000	0	0	105.751.704
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	35.184.841	0	0	0	0	0	35.184.841
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	9.320.830	0	0	0	0	0	9.320.830
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	2.626.672	0	0	0	0	0	2.626.672
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	27.699.614	0	0	200.000	0	0	27.899.614
404	03	05	00	Maquinaria y equipos industriales y de taller	10.128.984	0	0	0	0	0	10.128.984
404	03	06	00	Maquinaria y equipos de energía	15.071.797	0	0	0	0	0	15.071.797
404	03	07	00	Maquinaria y equipos de riego y acueductos	323.757	0	0	0	0	0	323.757
404	03	08	00	Equipos de almacén	25.000	0	0	0	0	0	25.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	5.170.209	0	0	0	0	0	5.170.209
404	04	00	00	Equipos de transporte, tracción y elevación	340.610.236	0	0	0	0	0	340.610.236
404	04	01	00	Vehículos automotores terrestres	305.193.576	0	0	0	0	0	305.193.576
404	04	03	00	Equipos marítimos de transporte	7.747.055	0	0	0	0	0	7.747.055
404	04	05	00	Vehículos de tracción no motorizados	1.454.009	0	0	0	0	0	1.454.009
404	04	06	00	Equipos auxiliares de transporte	12.229.946	0	0	0	0	0	12.229.946
404	04	99	00	Otros equipos de transporte, tracción y elevación	13.985.650	0	0	0	0	0	13.985.650
404	05	00	00	Equipos de comunicaciones y de señalamiento	116.690.870	0	0	0	0	0	116.690.870
404	05	01	00	Equipos de telecomunicaciones	104.343.495	0	0	0	0	0	104.343.495
404	05	02	00	Equipos de señalamiento	61.015	0	0	0	0	0	61.015
404	05	04	00	Equipos de correo	127.962	0	0	0	0	0	127.962
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	12.158.398	0	0	0	0	0	12.158.398
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	72.188.955	0	0	5.500.000	0	0	77.688.955
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	72.047.855	0	0	5.500.000	0	0	77.547.855
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	141.100	0	0	0	0	0	141.100
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	176.079.280	0	0	0	0	0	176.079.280
404	07	01	00	Equipos científicos y de laboratorio	43.018.251	0	0	0	0	0	43.018.251
404	07	02	00	Equipos de enseñanza, deporte y recreación	68.708.725	0	0	0	0	0	68.708.725
404	07	03	00	Obras de arte	1.682.742	0	0	0	0	0	1.682.742
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	52.868.346	0	0	0	0	0	52.868.346

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	05	00	Equipos religiosos	137.476	0	0	0	0	0	137.476
404	07	06	00	Instrumentos musicales y equipos de audio	8.077.838	0	0	0	0	0	8.077.838
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	1.585.902	0	0	0	0	0	1.585.902
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	64.314.031	16.087.081.911	0	0	0	0	16.151.395.942
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	49.168.551	16.087.081.911	0	0	0	0	16.136.250.462
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	10.362.108	0	0	0	0	0	10.362.108
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	4.783.372	0	0	0	0	0	4.783.372
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	789.428.498	0	0	100.000	0	0	789.528.498
404	09	01	00	Mobiliario y equipos de oficina	396.149.531	0	0	100.000	0	0	396.249.531
404	09	02	00	Equipos de computación	230.835.325	0	0	0	0	0	230.835.325
404	09	03	00	Mobiliario y equipos de alojamiento	139.094.047	0	0	0	0	0	139.094.047
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	23.349.595	0	0	0	0	0	23.349.595
404	10	00	00	Semovientes	125.000	0	0	0	0	0	125.000
404	10	01	00	Semovientes	125.000	0	0	0	0	0	125.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	203.955.086	0	0	0	0	0	203.955.086
404	11	02	00	Adquisición de edificios e instalaciones	199.059.500	0	0	0	0	0	199.059.500
404	11	03	00	Expropiación de tierras y terrenos	1.500.010	0	0	0	0	0	1.500.010
404	11	05	00	Adquisición de maquinaria y equipos usados	3.395.576	0	0	0	0	0	3.395.576
404	11	05	01	Maquinaria y demás equipos de construcción, campo, industria y taller	179.241	0	0	0	0	0	179.241
404	11	05	03	Equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	11	05	06	Equipos para seguridad pública	1.000.000	0	0	0	0	0	1.000.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	2.196.335	0	0	0	0	0	2.196.335
404	12	00	00	Activos intangibles	86.662.662	0	0	0	0	0	86.662.662
404	12	01	00	Marcas de fábrica y patentes de invención	37.918.640	0	0	0	0	0	37.918.640
404	12	02	00	Derechos de autor	52.640	0	0	0	0	0	52.640
404	12	04	00	Paquetes y programas de computación	33.111.233	0	0	0	0	0	33.111.233
404	12	05	00	Estudios y proyectos	15.280.556	0	0	0	0	0	15.280.556
404	12	99	00	Otros activos intangibles	299.593	0	0	0	0	0	299.593
404	13	00	00	Estudios y proyectos para inversión en activos fijos	0	0	0	0	0	0	0
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	0	0	0	0	0	0	0
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	0	0	0	0	0	0	0
404	14	00	00	Contratación de inspección de obras	462.963	0	0	0	0	0	462.963
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	0	0	0	0	0	0	0
404	14	02	00	Contratación de inspección de obras de bienes del dominio público	462.963	0	0	0	0	0	462.963
404	15	00	00	Construcciones del dominio privado	1.000.000	0	0	0	0	0	1.000.000
404	15	01	00	Construcciones de edificaciones médico-asistenciales	0	0	0	0	0	0	0
404	15	03	00	Construcciones de edificaciones educativas, religiosas y recreativas	0	0	0	0	0	0	0
404	15	04	00	Construcciones de edificaciones culturales y deportivas	0	0	0	0	0	0	0
404	15	05	00	Construcciones de edificaciones para oficina	1.000.000	0	0	0	0	0	1.000.000
404	15	06	00	Construcciones de edificaciones industriales	0	0	0	0	0	0	0
404	15	99	00	Otras construcciones del dominio privado	0	0	0	0	0	0	0
404	16	00	00	Construcciones del dominio público	8.035.714	0	0	0	0	0	8.035.714
404	16	01	00	Construcción de vialidad	0	0	0	0	0	0	0
404	16	03	00	Construcciones de instalaciones hidráulicas	8.035.714	0	0	0	0	0	8.035.714
404	99	00	00	Otros activos reales	33.429.289	0	0	0	0	0	33.429.289
404	99	01	00	Otros activos reales	33.429.289	0	0	0	0	0	33.429.289
405	**00**	**00**	**00**	**Activos financieros**	**454.253.225**	**0**	**0**	**0**	**0**	**0**	**454.253.225**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
405	01	00	00	Aportes en acciones y participaciones de capital	454.253.225	0	0	0	0	0	454.253.225
405	01	02	00	Aportes en acciones y participaciones de capital al sector público	72.605.960	0	0	0	0	0	72.605.960
405	01	02	05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	72.605.960	0	0	0	0	0	72.605.960
405	01	03	00	Aportes en acciones y participaciones de capital al sector externo	381.647.265	0	0	0	0	0	381.647.265
405	01	03	01	Aportes en acciones y participaciones de capital a organismos internacionales	381.647.265	0	0	0	0	0	381.647.265
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**380.623.539**	**0**	**0**	**0**	**0**	**0**	**380.623.539**
406	01	00	00	Gastos de defensa y seguridad del Estado	380.623.539	0	0	0	0	0	380.623.539
406	01	01	00	Gastos de defensa y seguridad del Estado	380.623.539	0	0	0	0	0	380.623.539
407	**00**	**00**	**00**	**Transferencias y donaciones**	**176.426.413.462**	**26.228.861.091**	**0**	**10.289.640.338**	**130.295.086**	**0**	**213.075.209.977**
407	01	00	00	Transferencias y donaciones corrientes internas	88.068.560.028	7.738.329	0	10.263.513.197	130.295.086	0	98.470.106.640
407	01	01	00	Transferencias corrientes internas al sector privado	12.560.619.358	0	0	1.044.459.745	0	0	13.605.079.103
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.003.035.988	0	0	31.576.377	0	0	1.034.612.365
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	5.679.501.254	0	0	129.721.016	0	0	5.809.222.270
407	01	01	03	Becas escolares	131.048.400	0	0	0	0	0	131.048.400
407	01	01	04	Becas universitarias en el país	26.988.215	0	0	0	0	0	26.988.215
407	01	01	05	Becas de perfeccionamiento profesional en el país	29.003.030	0	0	0	0	0	29.003.030
407	01	01	06	Becas para estudios en el extranjero	94.600	0	0	0	0	0	94.600
407	01	01	07	Otras becas	0	0	0	0	0	0	0
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	104.206.217	0	0	75.591.649	0	0	179.797.866
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	44.444.526	0	0	0	0	0	44.444.526
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	213.500.813	0	0	0	0	0	213.500.813
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	186.036.405	0	0	2.156.718	0	0	188.193.123
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	363.352.296	0	0	768.077.253	0	0	1.131.429.549
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	229.807.454	0	0	0	0	0	229.807.454
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	948.660.810	0	0	0	0	0	948.660.810
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	837.447.073	0	0	37.336.732	0	0	874.783.805
407	01	01	47	Sobrevivientes por enfermedad común	3.045.000	0	0	0	0	0	3.045.000
407	01	01	56	Otras asignaciones	4.280.750	0	0	0	0	0	4.280.750
407	01	01	70	Subsidios educacionales al sector privado	2.642.645.936	0	0	0	0	0	2.642.645.936
407	01	01	72	Subsidios culturales al sector privado	47.875.738	0	0	0	0	0	47.875.738
407	01	01	73	Subsidios a instituciones benéficas privadas	37.210.680	0	0	0	0	0	37.210.680
407	01	01	75	Subsidios a organismos laborales y gremiales	140.820	0	0	0	0	0	140.820
407	01	01	76	Subsidios a entidades religiosas	145.000	0	0	0	0	0	145.000
407	01	01	78	Subsidios científicos al sector privado	239.000	0	0	0	0	0	239.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	27.909.353	0	0	0	0	0	27.909.353
407	01	02	00	Donaciones corrientes internas al sector privado	550.954.072	0	0	0	0	0	550.954.072
407	01	02	01	Donaciones corrientes a personas	538.844.824	0	0	0	0	0	538.844.824
407	01	02	02	Donaciones corrientes a instituciones sin fines de lucro	12.109.248	0	0	0	0	0	12.109.248
407	01	03	00	Transferencias corrientes internas al sector público	74.896.474.218	7.738.329	0	9.219.053.452	130.295.086	0	84.253.561.085
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	42.146.153.633	7.738.329	0	3.387.518.047	30.295.086	0	45.571.705.095
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	19.308.054.822	0	0	4.000.000.000	0	0	23.308.054.822

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	03	04	Transferencias corrientes a instituciones de protección social	1.122.794.196	0	0	0	0	0	1.122.794.196
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	2.217.448.927	0	0	800.000.000	0	0	3.017.448.927
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	3.592.702.221	0	0	0	0	0	3.592.702.221
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	86.086.162	0	0	0	0	0	86.086.162
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	283.321.434	0	0	0	0	0	283.321.434
407	01	03	10	Transferencias corrientes al Poder Estadal	6.088.664.353	0	0	1.031.535.405	100.000.000	0	7.220.199.758
407	01	03	11	Transferencias corrientes al Poder Municipal	10.994.102	0	0	0	0	0	10.994.102
407	01	03	99	Otras transferencias corrientes internas al sector público	40.254.368	0	0	0	0	0	40.254.368
407	01	04	00	Donaciones corrientes internas al sector público	0	0	0	0	0	0	0
407	01	04	01	Donaciones corrientes a la República	0	0	0	0	0	0	0
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	11.973.513	0	0	0	0	0	11.973.513
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	8.227.297	0	0	0	0	0	8.227.297
407	01	05	02	Pensiones del personal de alto nivel y de dirección	620.050	0	0	0	0	0	620.050
407	01	05	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	2.433.649	0	0	0	0	0	2.433.649
407	01	05	07	Aguinaldos del personal pensionado de alto nivel y de dirección	34.141	0	0	0	0	0	34.141
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	68.394	0	0	0	0	0	68.394
407	01	05	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	142.574	0	0	0	0	0	142.574
407	01	05	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección	180.016	0	0	0	0	0	180.016
407	01	05	99	Otras subvenciones socio-económicas del personal pensionado de alto nivel y de dirección	267.392	0	0	0	0	0	267.392
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	48.538.867	0	0	0	0	0	48.538.867
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	25.937.086	0	0	0	0	0	25.937.086
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	1.993.352	0	0	0	0	0	1.993.352
407	01	06	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	13.342.943	0	0	0	0	0	13.342.943
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	198.549	0	0	0	0	0	198.549
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	3.563.742	0	0	0	0	0	3.563.742
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	218.525	0	0	0	0	0	218.525
407	01	06	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	1.409.901	0	0	0	0	0	1.409.901
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	822.808	0	0	0	0	0	822.808
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	1.051.961	0	0	0	0	0	1.051.961
407	02	00	00	Transferencias y donaciones corrientes al exterior	25.251.073	0	0	0	0	0	25.251.073
407	02	01	00	Transferencias corrientes al exterior	20.688.918	0	0	0	0	0	20.688.918
407	02	01	04	Transferencias corrientes a organismos internacionales	20.688.918	0	0	0	0	0	20.688.918
407	02	02	00	Donaciones corrientes al exterior	4.562.155	0	0	0	0	0	4.562.155

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	02	02	01	Donaciones corrientes a personas	4.262.155	0	0	0	0	0	4.262.155
407	02	02	04	Donaciones corrientes a organismos internacionales	300.000	0	0	0	0	0	300.000
407	03	00	00	Transferencias y donaciones de capital internas	27.975.604.450	26.221.122.762	0	26.127.141	0	0	54.222.854.353
407	03	03	00	Transferencias de capital internas al sector público	27.975.604.450	26.221.122.762	0	26.127.141	0	0	54.222.854.353
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	26.197.479.632	5.184.236.777	0	26.127.141	0	0	31.407.843.550
407	03	03	04	Transferencias de capital a entes descentralizados con fines empresariales petroleros	29.573.079	0	0	0	0	0	29.573.079
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	188.601.739	21.036.885.985	0	0	0	0	21.225.487.724
407	03	03	06	Transferencias de capital a entes descentralizados financieros bancarios	1.500.000.000	0	0	0	0	0	1.500.000.000
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	59.950.000	0	0	0	0	0	59.950.000
407	03	04	00	Donaciones de capital internas al sector público	0	0	0	0	0	0	0
407	03	04	01	Donaciones de capital a la República	0	0	0	0	0	0	0
407	05	00	00	Situado	60.183.929.609	0	0	0	0	0	60.183.929.609
407	05	01	00	Situado Constitucional	60.183.929.609	0	0	0	0	0	60.183.929.609
407	05	01	01	Situado Estadal	48.147.143.687	0	0	0	0	0	48.147.143.687
407	05	01	02	Situado Municipal	12.036.785.922	0	0	0	0	0	12.036.785.922
407	06	00	00	Subsidio de Régimen Especial	88.000.000	0	0	0	0	0	88.000.000
407	06	01	00	Subsidio de Régimen Especial	88.000.000	0	0	0	0	0	88.000.000
407	07	00	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000
407	07	01	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	35.068.302	0	0	0	0	0	35.068.302
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	19.887.282	0	0	0	0	0	19.887.282
407	12	01	01	Transferencias Corrientes a Consejos Comunales	2.887.282	0	0	0	0	0	2.887.282
407	12	01	02	Donaciones Corrientes a Consejos Comunales	17.000.000	0	0	0	0	0	17.000.000
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	15.181.020	0	0	0	0	0	15.181.020
407	12	02	01	Transferencias de Capital a Consejos Comunales	15.181.020	0	0	0	0	0	15.181.020
407	12	02	02	Donaciones de Capital a Consejos Comunales	0	0	0	0	0	0	0
408	**00**	**00**	**00**	**Otros gastos**	**6.556.618**	**0**	**0**	**0**	**0**	**0**	**6.556.618**
408	05	00	00	Obligaciones en el ejercicio vigente	6.556.618	0	0	0	0	0	6.556.618
408	05	01	00	Devoluciones de cobros indebidos	0	0	0	0	0	0	0
408	05	02	00	Devoluciones y reintegros diversos	6.500.000	0	0	0	0	0	6.500.000
408	05	03	00	Indemnizaciones diversas	56.618	0	0	0	0	0	56.618
408	08	00	00	Indemnizaciones y sanciones pecuniarias	0	0	0	0	0	0	0
408	08	01	00	Indemnizaciones por daños y perjuicios	0	0	0	0	0	0	0
408	08	01	01	Indemnizaciones por daños y perjuicios ocasionados por organismos de la República, del Poder Estadal y del Poder Municipal	0	0	0	0	0	0	0
410	**00**	**00**	**00**	**Servicio de la deuda pública**	**45.209.268.804**	**0**	**33.040.862.052**	**0**	**0**	**0**	**78.250.130.856**
410	01	00	00	Servicio de la deuda pública interna a corto plazo	437.206.325	0	72.857.053	0	0	0	510.063.378
410	01	01	00	Servicio de la deuda pública interna a corto plazo de títulos y valores	437.206.325	0	72.857.053	0	0	0	510.063.378
410	01	01	07	Descuentos en colocación de letras del tesoro a corto plazo	437.206.325	0	72.857.053	0	0	0	510.063.378
410	02	00	00	Servicio de la deuda pública interna a largo plazo	27.398.421.722	0	22.919.821.585	0	0	0	50.318.243.307
410	02	01	00	Servicio de la deuda pública interna a largo plazo de títulos y valores	27.398.421.722	0	22.919.821.585	0	0	0	50.318.243.307
410	02	01	01	Amortización de la deuda pública interna a largo plazo de títulos y valores	0	0	8.697.409.620	0	0	0	8.697.409.620
410	02	01	03	Intereses de la deuda pública interna a largo plazo de títulos y valores	27.398.421.722	0	14.222.411.965	0	0	0	41.620.833.687
410	04	00	00	Servicio de la deuda pública externa a largo plazo	17.373.640.757	0	10.048.183.414	0	0	0	27.421.824.171
410	04	01	00	Servicio de la deuda pública externa a largo plazo de títulos y valores	16.365.380.249	0	9.320.197.246	0	0	0	25.685.577.495

RESUMEN NACIONAL

Presupuesto: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
410	04	01	02	Intereses de la deuda pública externa a largo plazo de títulos y valores	15.835.520.042	0	8.914.038.545	0	0	0	24.749.558.587
410	04	01	04	Comisiones y otros gastos de la deuda pública externa a largo plazo de títulos y valores	529.860.207	0	406.158.701	0	0	0	936.018.908
410	04	02	00	Servicio de la deuda pública externa por préstamos a largo plazo	1.008.260.508	0	727.986.168	0	0	0	1.736.246.676
410	04	02	05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	192.241.484	0	152.496.767	0	0	0	344.738.251
410	04	02	06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	495.552.482	0	362.154.771	0	0	0	857.707.253
410	04	02	07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	272.086.680	0	179.078.022	0	0	0	451.164.702
410	04	02	13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	12.622.901	0	2.603.937	0	0	0	15.226.838
410	04	02	14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	14.745.922	0	10.925.688	0	0	0	25.671.610
410	04	02	15	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	21.011.039	0	20.726.983	0	0	0	41.738.022
411	**00**	**00**	**00**	**Disminución de pasivos**	**664.597.517**	**0**	**0**	**0**	**0**	**0**	**664.597.517**
411	01	00	00	Disminución de gastos de personal por pagar	10.000.000	0	0	0	0	0	10.000.000
411	01	01	00	Disminución de sueldos, salarios y otras remuneraciones por pagar	10.000.000	0	0	0	0	0	10.000.000
411	03	00	00	Disminución de cuentas y efectos por pagar a proveedores	3.298.118	0	0	0	0	0	3.298.118
411	03	01	00	Disminución de cuentas por pagar a proveedores a corto plazo	3.298.118	0	0	0	0	0	3.298.118
411	11	00	00	Obligaciones de ejercicios anteriores	651.299.399	0	0	0	0	0	651.299.399
411	11	02	00	Devoluciones y reintegros diversos	25.102.000	0	0	0	0	0	25.102.000
411	11	03	00	Indemnizaciones diversas	2.000.000	0	0	0	0	0	2.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	483.886.744	0	0	0	0	0	483.886.744
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	140.310.655	0	0	0	0	0	140.310.655
498	**00**	**00**	**00**	**Rectificaciones al presupuesto**	**3.009.196.480**	**0**	**0**	**0**	**0**	**0**	**3.009.196.480**
498	01	00	00	Rectificaciones al presupuesto	3.009.196.480	0	0	0	0	0	3.009.196.480
498	01	01	00	Rectificaciones al presupuesto	3.009.196.480	0	0	0	0	0	3.009.196.480
				Totales	**300.919.648.047**	**42.315.943.002**	**33.040.862.052**	**20.000.000.000**	**130.295.086**	**0**	**396.406.748.187**

01

Asamblea Nacional

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**758.441.468**	**0**	**0**	**0**	**0**	**0**	**758.441.468**
401	01	00	00	Sueldos, salarios y otras retribuciones	224.943.333	0	0	0	0	0	224.943.333
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	95.336.512	0	0	0	0	0	95.336.512
401	01	03	00	Suplencias a empleados	366.667	0	0	0	0	0	366.667
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	43.630.064	0	0	0	0	0	43.630.064
401	01	13	00	Suplencias a obreros	626.833	0	0	0	0	0	626.833
401	01	18	00	Remuneraciones al personal contratado	20.313.167	0	0	0	0	0	20.313.167
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	133.667	0	0	0	0	0	133.667
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	11.454.519	0	0	0	0	0	11.454.519
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	34.175.687	0	0	0	0	0	34.175.687
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	350.000	0	0	0	0	0	350.000
401	01	99	00	Otras retribuciones	18.556.217	0	0	0	0	0	18.556.217
401	03	00	00	Primas	33.873.585	0	0	0	0	0	33.873.585
401	03	01	00	Primas por mérito a empleados	29.966	0	0	0	0	0	29.966
401	03	02	00	Primas de transporte a empleados	1.680.490	0	0	0	0	0	1.680.490
401	03	04	00	Primas por hijos a empleados	722.661	0	0	0	0	0	722.661
401	03	08	00	Primas de profesionalización a empleados	1.777.360	0	0	0	0	0	1.777.360
401	03	09	00	Primas por antigüedad a empleados	16.562.898	0	0	0	0	0	16.562.898
401	03	16	00	Primas por mérito a obreros	800	0	0	0	0	0	800
401	03	17	00	Primas de transporte a obreros	1.054.370	0	0	0	0	0	1.054.370
401	03	19	00	Primas por hijos de obreros	624.367	0	0	0	0	0	624.367
401	03	21	00	Primas por antigüedad a obreros	7.317.379	0	0	0	0	0	7.317.379
401	03	22	00	Primas de profesionalización a obreros	107.520	0	0	0	0	0	107.520
401	03	37	00	Primas de transporte al personal contratado	595.350	0	0	0	0	0	595.350
401	03	39	00	Primas por hijos al personal contratado	152.376	0	0	0	0	0	152.376
401	03	40	00	Primas de profesionalización al personal contratado	360.500	0	0	0	0	0	360.500
401	03	41	00	Primas por antigüedad al personal contratado	51.464	0	0	0	0	0	51.464
401	03	95	00	Otras primas al personal de alto nivel y de dirección	2.150.894	0	0	0	0	0	2.150.894
401	03	96	00	Otras primas al personal contratado	239.167	0	0	0	0	0	239.167
401	03	97	00	Otras primas a empleados	242.845	0	0	0	0	0	242.845
401	03	98	00	Otras primas a obreros	203.178	0	0	0	0	0	203.178

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	00	00	Complementos de sueldos y salarios	65.641.195	0	0	0	0	0	65.641.195
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	408.330	0	0	0	0	0	408.330
401	04	02	00	Complemento a empleados por trabajo nocturno	195.417	0	0	0	0	0	195.417
401	04	03	00	Complemento a empleados por gastos de alimentación	58.333	0	0	0	0	0	58.333
401	04	06	00	Complemento a empleados por comisión de servicios	912.447	0	0	0	0	0	912.447
401	04	08	00	Bono compensatorio de alimentación a empleados	18.901.950	0	0	0	0	0	18.901.950
401	04	10	00	Complemento a empleados por días feriados	43.750	0	0	0	0	0	43.750
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	583.333	0	0	0	0	0	583.333
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	320.833	0	0	0	0	0	320.833
401	04	16	00	Complemento a obreros por gastos de alimentación	78.751	0	0	0	0	0	78.751
401	04	18	00	Bono compensatorio de alimentación a obreros	12.040.150	0	0	0	0	0	12.040.150
401	04	20	00	Complemento a obreros por días feriados	148.751	0	0	0	0	0	148.751
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	233.333	0	0	0	0	0	233.333
401	04	25	00	Complemento al personal contratado por gastos de alimentación	115.500	0	0	0	0	0	115.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	7.159.882	0	0	0	0	0	7.159.882
401	04	28	00	Complemento al personal contratado por días feriados	40.833	0	0	0	0	0	40.833
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	1.741.667	0	0	0	0	0	1.741.667
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	11.555.000	0	0	0	0	0	11.555.000
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	593.333	0	0	0	0	0	593.333
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	7.200.200	0	0	0	0	0	7.200.200
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	1.283.333	0	0	0	0	0	1.283.333
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	90.233	0	0	0	0	0	90.233
401	04	96	00	Otros complementos a empleados	1.481.937	0	0	0	0	0	1.481.937
401	04	97	00	Otros complementos a obreros	228.899	0	0	0	0	0	228.899
401	04	98	00	Otros complementos al personal contratado	225.000	0	0	0	0	0	225.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	162.880.539	0	0	0	0	0	162.880.539
401	05	01	00	Aguinaldos a empleados	55.674.905	0	0	0	0	0	55.674.905
401	05	03	00	Bono vacacional a empleados	27.539.820	0	0	0	0	0	27.539.820
401	05	04	00	Aguinaldos a obreros	24.561.619	0	0	0	0	0	24.561.619
401	05	06	00	Bono vacacional a obreros	11.684.365	0	0	0	0	0	11.684.365

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	07	00	Aguinaldos al personal contratado	9.436.451	0	0	0	0	0	9.436.451
401	05	08	00	Bono vacacional al personal contratado	2.771.376	0	0	0	0	0	2.771.376
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	3.183.595	0	0	0	0	0	3.183.595
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	1.341.667	0	0	0	0	0	1.341.667
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	17.998.717	0	0	0	0	0	17.998.717
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	8.688.024	0	0	0	0	0	8.688.024
401	06	00	00	Aportes patronales y legales	21.435.469	0	0	0	0	0	21.435.469
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.891.353	0	0	0	0	0	5.891.353
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.505.026	0	0	0	0	0	1.505.026
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.957.902	0	0	0	0	0	1.957.902
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.313.727	0	0	0	0	0	3.313.727
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	737.250	0	0	0	0	0	737.250
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	851.727	0	0	0	0	0	851.727
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.543.000	0	0	0	0	0	1.543.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	418.590	0	0	0	0	0	418.590
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	890.444	0	0	0	0	0	890.444
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	280.000	0	0	0	0	0	280.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.533.384	0	0	0	0	0	2.533.384
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	642.003	0	0	0	0	0	642.003
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	545.752	0	0	0	0	0	545.752
401	06	95	00	Otros aportes legales por personal contratado	325.311	0	0	0	0	0	325.311
401	07	00	00	Asistencia socio-económica	188.060.735	0	0	0	0	0	188.060.735
401	07	01	00	Capacitación y adiestramiento a empleados	879.000	0	0	0	0	0	879.000
401	07	02	00	Becas a empleados	1.655.333	0	0	0	0	0	1.655.333
401	07	03	00	Ayudas por matrimonio a empleados	64.333	0	0	0	0	0	64.333
401	07	04	00	Ayudas por nacimiento de hijos a empleados	68.333	0	0	0	0	0	68.333
401	07	05	00	Ayudas por defunción a empleados	66.333	0	0	0	0	0	66.333
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	145.833	0	0	0	0	0	145.833
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	17.522.045	0	0	0	0	0	17.522.045

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	43.050.000	0	0	0	0	0	43.050.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	504.567	0	0	0	0	0	504.567
401	07	10	00	Dotación de uniformes a empleados	5.845.992	0	0	0	0	0	5.845.992
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	821.500	0	0	0	0	0	821.500
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	556.500	0	0	0	0	0	556.500
401	07	17	00	Capacitación y adiestramiento a obreros	364.667	0	0	0	0	0	364.667
401	07	18	00	Becas a obreros	1.366.000	0	0	0	0	0	1.366.000
401	07	19	00	Ayudas por matrimonio de obreros	64.333	0	0	0	0	0	64.333
401	07	20	00	Ayudas por nacimiento de hijos de obreros	33.167	0	0	0	0	0	33.167
401	07	21	00	Ayudas por defunción a obreros	66.333	0	0	0	0	0	66.333
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	116.667	0	0	0	0	0	116.667
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	7.275.134	0	0	0	0	0	7.275.134
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	31.803.841	0	0	0	0	0	31.803.841
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	291.667	0	0	0	0	0	291.667
401	07	26	00	Dotación de uniformes a obreros	4.282.207	0	0	0	0	0	4.282.207
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	596.173	0	0	0	0	0	596.173
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	338.333	0	0	0	0	0	338.333
401	07	33	00	Asistencia socio-económica al personal contratado	22.913.333	0	0	0	0	0	22.913.333
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	314.190	0	0	0	0	0	314.190
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	129.500	0	0	0	0	0	129.500
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	97.750	0	0	0	0	0	97.750
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	131.500	0	0	0	0	0	131.500
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	155.000	0	0	0	0	0	155.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	5.429.668	0	0	0	0	0	5.429.668
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	16.425.417	0	0	0	0	0	16.425.417
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	11.573.399	0	0	0	0	0	11.573.399
401	07	96	00	Otras subvenciones a empleados	8.993.113	0	0	0	0	0	8.993.113
401	07	97	00	Otras subvenciones a obreros	4.119.574	0	0	0	0	0	4.119.574
401	08	00	00	Prestaciones sociales e indemnizaciones	61.606.612	0	0	0	0	0	61.606.612
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	31.373.476	0	0	0	0	0	31.373.476

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	13.599.794	0	0	0	0	0	13.599.794
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	4.934.314	0	0	0	0	0	4.934.314
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	2.163.212	0	0	0	0	0	2.163.212
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	9.535.816	0	0	0	0	0	9.535.816
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**43.098.592**	**0**	**0**	**0**	**0**	**0**	**43.098.592**
402	01	00	00	Productos alimenticios y agropecuarios	9.643.609	0	0	0	0	0	9.643.609
402	01	01	00	Alimentos y bebidas para personas	9.390.609	0	0	0	0	0	9.390.609
402	01	02	00	Alimentos para animales	250.000	0	0	0	0	0	250.000
402	01	03	00	Productos agrícolas y pecuarios	3.000	0	0	0	0	0	3.000
402	02	00	00	Productos de minas, canteras y yacimientos	50.000	0	0	0	0	0	50.000
402	02	05	00	Piedra, arcilla, arena y tierra	50.000	0	0	0	0	0	50.000
402	03	00	00	Textiles y vestuarios	611.799	0	0	0	0	0	611.799
402	03	01	00	Textiles	236.799	0	0	0	0	0	236.799
402	03	02	00	Prendas de vestir	365.000	0	0	0	0	0	365.000
402	03	03	00	Calzados	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	275.000	0	0	0	0	0	275.000
402	04	03	00	Cauchos y tripas para vehículos	275.000	0	0	0	0	0	275.000
402	05	00	00	Productos de papel, cartón e impresos	12.718.598	0	0	0	0	0	12.718.598
402	05	01	00	Pulpa de madera, papel y cartón	1.854.799	0	0	0	0	0	1.854.799
402	05	02	00	Envases y cajas de papel y cartón	1.218.000	0	0	0	0	0	1.218.000
402	05	03	00	Productos de papel y cartón para oficina	5.573.526	0	0	0	0	0	5.573.526
402	05	04	00	Libros, revistas y periódicos	431.130	0	0	0	0	0	431.130
402	05	06	00	Productos de papel y cartón para computación	752.500	0	0	0	0	0	752.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.783.643	0	0	0	0	0	2.783.643
402	05	99	00	Otros productos de pulpa, papel y cartón	105.000	0	0	0	0	0	105.000
402	06	00	00	Productos químicos y derivados	8.743.751	0	0	0	0	0	8.743.751
402	06	01	00	Sustancias químicas y de uso industrial	50.000	0	0	0	0	0	50.000
402	06	02	00	Abonos, plaguicidas y otros	50.000	0	0	0	0	0	50.000
402	06	03	00	Tintas, pinturas y colorantes	7.589.500	0	0	0	0	0	7.589.500
402	06	04	00	Productos farmacéuticos y medicamentos	296.500	0	0	0	0	0	296.500
402	06	05	00	Productos de tocador	4.200	0	0	0	0	0	4.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	40.900	0	0	0	0	0	40.900
402	06	08	00	Productos plásticos	712.651	0	0	0	0	0	712.651
402	07	00	00	Productos minerales no metálicos	61.882	0	0	0	0	0	61.882
402	07	02	00	Vidrios y productos de vidrio	53.882	0	0	0	0	0	53.882
402	07	04	00	Cemento, cal y yeso	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	1.156.920	0	0	0	0	0	1.156.920
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	246.360	0	0	0	0	0	246.360
402	08	04	00	Productos metálicos estructurales	5.000	0	0	0	0	0	5.000
402	08	07	00	Material de señalamiento	5.000	0	0	0	0	0	5.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	690.000	0	0	0	0	0	690.000
402	08	10	00	Repuestos y accesorios para otros equipos	130.750	0	0	0	0	0	130.750
402	08	99	00	Otros productos metálicos	79.810	0	0	0	0	0	79.810
402	09	00	00	Productos de madera	223.000	0	0	0	0	0	223.000
402	09	01	00	Productos primarios de madera	223.000	0	0	0	0	0	223.000
402	10	00	00	Productos varios y útiles diversos	9.382.361	0	0	0	0	0	9.382.361
402	10	01	00	Artículos de deporte, recreación y juguetes	155.000	0	0	0	0	0	155.000
402	10	02	00	Materiales y útiles de limpieza y aseo	751.250	0	0	0	0	0	751.250
402	10	03	00	Utensilios de cocina y comedor	232.250	0	0	0	0	0	232.250
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	25.000	0	0	0	0	0	25.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.628.152	0	0	0	0	0	2.628.152
402	10	06	00	Condecoraciones, ofrendas y similares	789.621	0	0	0	0	0	789.621
402	10	07	00	Productos de seguridad en el trabajo	232.840	0	0	0	0	0	232.840
402	10	08	00	Materiales para equipos de computación	1.849.500	0	0	0	0	0	1.849.500
402	10	11	00	Materiales eléctricos	1.000.082	0	0	0	0	0	1.000.082
402	10	12	00	Materiales para instalaciones sanitarias	35.500	0	0	0	0	0	35.500
402	10	13	00	Materiales fotográficos	105.000	0	0	0	0	0	105.000
402	10	99	00	Otros productos y útiles diversos	1.578.166	0	0	0	0	0	1.578.166
402	99	00	00	Otros materiales y suministros	231.672	0	0	0	0	0	231.672
402	99	01	00	Otros materiales y suministros	231.672	0	0	0	0	0	231.672
403	**00**	**00**	**00**	**Servicios no personales**	**96.724.586**	**0**	**0**	**0**	**0**	**0**	**96.724.586**
403	01	00	00	Alquileres de inmuebles	1.330.000	0	0	0	0	0	1.330.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	01	00	Alquileres de edificios y locales	1.110.000	0	0	0	0	0	1.110.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	220.000	0	0	0	0	0	220.000
403	02	00	00	Alquileres de maquinaria y equipos	2.034.878	0	0	0	0	0	2.034.878
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	533.750	0	0	0	0	0	533.750
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	481.875	0	0	0	0	0	481.875
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	322.500	0	0	0	0	0	322.500
403	02	99	00	Alquileres de otras maquinaria y equipos	696.753	0	0	0	0	0	696.753
403	04	00	00	Servicios básicos	8.448.500	0	0	0	0	0	8.448.500
403	04	01	00	Electricidad	775.000	0	0	0	0	0	775.000
403	04	02	00	Gas	5.000	0	0	0	0	0	5.000
403	04	03	00	Agua	60.000	0	0	0	0	0	60.000
403	04	04	00	Teléfonos	6.850.000	0	0	0	0	0	6.850.000
403	04	05	00	Servicio de comunicaciones	116.500	0	0	0	0	0	116.500
403	04	06	00	Servicio de aseo urbano y domiciliario	172.000	0	0	0	0	0	172.000
403	04	07	00	Servicio de condominio	470.000	0	0	0	0	0	470.000
403	06	00	00	Servicios de transporte y almacenaje	30.000	0	0	0	0	0	30.000
403	06	01	00	Fletes y embalajes	30.000	0	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.926.699	0	0	0	0	0	10.926.699
403	07	01	00	Publicidad y propaganda	1.505.189	0	0	0	0	0	1.505.189
403	07	02	00	Imprenta y reproducción	2.405.000	0	0	0	0	0	2.405.000
403	07	03	00	Relaciones sociales	5.669.109	0	0	0	0	0	5.669.109
403	07	04	00	Avisos	1.347.401	0	0	0	0	0	1.347.401
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	8.117.240	0	0	0	0	0	8.117.240
403	08	01	00	Primas y gastos de seguros	8.032.000	0	0	0	0	0	8.032.000
403	08	02	00	Comisiones y gastos bancarios	85.240	0	0	0	0	0	85.240
403	09	00	00	Viáticos y pasajes	11.381.494	0	0	0	0	0	11.381.494
403	09	01	00	Viáticos y pasajes dentro del país	5.798.174	0	0	0	0	0	5.798.174
403	09	02	00	Viáticos y pasajes fuera del país	5.583.320	0	0	0	0	0	5.583.320
403	10	00	00	Servicios profesionales y técnicos	2.607.719	0	0	0	0	0	2.607.719
403	10	02	00	Servicios de contabilidad y auditoría	1.500	0	0	0	0	0	1.500
403	10	03	00	Servicios de procesamiento de datos	673.500	0	0	0	0	0	673.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	06	00	Servicios de veterinaria	25.000	0	0	0	0	0	25.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.414.583	0	0	0	0	0	1.414.583
403	10	09	00	Servicios de lavandería y tintorería	6.875	0	0	0	0	0	6.875
403	10	99	00	Otros servicios profesionales y técnicos	486.261	0	0	0	0	0	486.261
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.982.358	0	0	0	0	0	9.982.358
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.537.904	0	0	0	0	0	1.537.904
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	11.250	0	0	0	0	0	11.250
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	7.421.954	0	0	0	0	0	7.421.954
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.011.250	0	0	0	0	0	1.011.250
403	12	00	00	Conservación y reparaciones menores de obras	10.305.625	0	0	0	0	0	10.305.625
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	10.305.625	0	0	0	0	0	10.305.625
403	16	00	00	Servicios de diversión, esparcimiento y culturales	7.295.000	0	0	0	0	0	7.295.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	7.295.000	0	0	0	0	0	7.295.000
403	18	00	00	Impuestos indirectos	19.749.322	0	0	0	0	0	19.749.322
403	18	01	00	Impuesto al valor agregado	19.749.322	0	0	0	0	0	19.749.322
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	621.813	0	0	0	0	0	621.813
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	621.813	0	0	0	0	0	621.813
403	99	00	00	Otros servicios no personales	3.893.938	0	0	0	0	0	3.893.938
403	99	01	00	Otros servicios no personales	3.893.938	0	0	0	0	0	3.893.938
404	**00**	**00**	**00**	**Activos reales**	**42.016.193**	**0**	**0**	**0**	**0**	**0**	**42.016.193**
404	01	00	00	Repuestos y reparaciones mayores	4.822.000	0	0	0	0	0	4.822.000
404	01	01	00	Repuestos mayores	4.445.000	0	0	0	0	0	4.445.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.800.000	0	0	0	0	0	1.800.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.645.000	0	0	0	0	0	2.645.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	377.000	0	0	0	0	0	377.000
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	80.000	0	0	0	0	0	80.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	297.000	0	0	0	0	0	297.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	21.600.239	0	0	0	0	0	21.600.239
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	21.600.239	0	0	0	0	0	21.600.239
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.376.130	0	0	0	0	0	2.376.130

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.376.130	0	0	0	0	0	2.376.130
404	04	00	00	Equipos de transporte, tracción y elevación	500.000	0	0	0	0	0	500.000
404	04	01	00	Vehículos automotores terrestres	500.000	0	0	0	0	0	500.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.015.500	0	0	0	0	0	3.015.500
404	05	01	00	Equipos de telecomunicaciones	3.015.500	0	0	0	0	0	3.015.500
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	330.500	0	0	0	0	0	330.500
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	330.500	0	0	0	0	0	330.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.933.112	0	0	0	0	0	8.933.112
404	09	01	00	Mobiliario y equipos de oficina	3.648.792	0	0	0	0	0	3.648.792
404	09	02	00	Equipos de computación	2.489.227	0	0	0	0	0	2.489.227
404	09	03	00	Mobiliario y equipos de alojamiento	2.488.300	0	0	0	0	0	2.488.300
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	306.793	0	0	0	0	0	306.793
404	12	00	00	Activos intangibles	185.000	0	0	0	0	0	185.000
404	12	04	00	Paquetes y programas de computación	185.000	0	0	0	0	0	185.000
404	99	00	00	Otros activos reales	243.712	0	0	0	0	0	243.712
404	99	01	00	Otros activos reales	243.712	0	0	0	0	0	243.712
407	**00**	**00**	**00**	**Transferencias y donaciones**	**280.279.161**	**0**	**0**	**0**	**0**	**0**	**280.279.161**
407	01	00	00	Transferencias y donaciones corrientes internas	279.507.161	0	0	0	0	0	279.507.161
407	01	01	00	Transferencias corrientes internas al sector privado	149.638.950	0	0	0	0	0	149.638.950
407	01	01	01	Pensiones del personal empleado, obrero y militar	7.261.991	0	0	0	0	0	7.261.991
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	41.691.669	0	0	0	0	0	41.691.669
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	3.924.514	0	0	0	0	0	3.924.514
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	861.697	0	0	0	0	0	861.697
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	10.082.934	0	0	0	0	0	10.082.934
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.705.833	0	0	0	0	0	5.705.833
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	18.843.229	0	0	0	0	0	18.843.229
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.431.178	0	0	0	0	0	6.431.178
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	34.084.238	0	0	0	0	0	34.084.238
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar	17.706.667	0	0	0	0	0	17.706.667

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				jubilado							
407	01	01	47	Sobrevivientes por enfermedad común	3.045.000	0	0	0	0	0	3.045.000
407	01	02	00	Donaciones corrientes internas al sector privado	3.773.416	0	0	0	0	0	3.773.416
407	01	02	01	Donaciones corrientes a personas	3.773.416	0	0	0	0	0	3.773.416
407	01	03	00	Transferencias corrientes internas al sector público	126.094.795	0	0	0	0	0	126.094.795
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	126.094.795	0	0	0	0	0	126.094.795
407	02	00	00	Transferencias y donaciones corrientes al exterior	772.000	0	0	0	0	0	772.000
407	02	01	00	Transferencias corrientes al exterior	472.000	0	0	0	0	0	472.000
407	02	01	04	Transferencias corrientes a organismos internacionales	472.000	0	0	0	0	0	472.000
407	02	02	00	Donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	02	04	Donaciones corrientes a organismos internacionales	300.000	0	0	0	0	0	300.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.640.000**	**0**	**0**	**0**	**0**	**0**	**2.640.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.640.000	0	0	0	0	0	2.640.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	2.640.000	0	0	0	0	0	2.640.000
				Totales	**1.223.200.000**	**0**	**0**	**0**	**0**	**0**	**1.223.200.000**

02

Contraloría General de la República

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**145.230.621**	**0**	**0**	**0**	**0**	**0**	**145.230.621**
401	01	00	00	Sueldos, salarios y otras retribuciones	57.200.447	0	0	0	0	0	57.200.447
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	45.692.435	0	0	0	0	0	45.692.435
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	70.098	0	0	0	0	0	70.098
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.643.004	0	0	0	0	0	1.643.004
401	01	18	00	Remuneraciones al personal contratado	1.286.268	0	0	0	0	0	1.286.268
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	242.053	0	0	0	0	0	242.053
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	294.768	0	0	0	0	0	294.768
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	245.640	0	0	0	0	0	245.640
401	01	99	00	Otras retribuciones	7.726.181	0	0	0	0	0	7.726.181
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.929.724	0	0	0	0	0	5.929.724
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.774.108	0	0	0	0	0	5.774.108
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	155.616	0	0	0	0	0	155.616
401	03	00	00	Primas	17.363.846	0	0	0	0	0	17.363.846
401	03	04	00	Primas por hijos a empleados	907.200	0	0	0	0	0	907.200
401	03	08	00	Primas de profesionalización a empleados	2.985.600	0	0	0	0	0	2.985.600
401	03	09	00	Primas por antigüedad a empleados	9.975.394	0	0	0	0	0	9.975.394
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.558.167	0	0	0	0	0	2.558.167
401	03	19	00	Primas por hijos de obreros	115.200	0	0	0	0	0	115.200
401	03	21	00	Primas por antigüedad a obreros	340.285	0	0	0	0	0	340.285
401	03	31	00	Primas por riesgo al personal militar y de seguridad	100.000	0	0	0	0	0	100.000
401	03	97	00	Otras primas a empleados	382.000	0	0	0	0	0	382.000
401	04	00	00	Complementos de sueldos y salarios	17.164.827	0	0	0	0	0	17.164.827
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.317.000	0	0	0	0	0	1.317.000
401	04	02	00	Complemento a empleados por trabajo nocturno	303.000	0	0	0	0	0	303.000
401	04	08	00	Bono compensatorio de alimentación a empleados	13.582.800	0	0	0	0	0	13.582.800
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	531.780	0	0	0	0	0	531.780
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	17.952	0	0	0	0	0	17.952
401	04	16	00	Complemento a obreros por gastos de alimentación	46.095	0	0	0	0	0	46.095
401	04	18	00	Bono compensatorio de alimentación a obreros	930.600	0	0	0	0	0	930.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	396.000	0	0	0	0	0	396.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	19.800	0	0	0	0	0	19.800
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.800	0	0	0	0	0	19.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.305.434	0	0	0	0	0	8.305.434
401	05	03	00	Bono vacacional a empleados	7.258.901	0	0	0	0	0	7.258.901
401	05	06	00	Bono vacacional a obreros	238.370	0	0	0	0	0	238.370
401	05	08	00	Bono vacacional al personal contratado	730.082	0	0	0	0	0	730.082
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	42.590	0	0	0	0	0	42.590
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	35.491	0	0	0	0	0	35.491
401	06	00	00	Aportes patronales y legales	7.544.415	0	0	0	0	0	7.544.415
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.014.239	0	0	0	0	0	5.014.239
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.182.897	0	0	0	0	0	1.182.897
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.035.734	0	0	0	0	0	1.035.734
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	170.623	0	0	0	0	0	170.623
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	41.509	0	0	0	0	0	41.509
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	35.973	0	0	0	0	0	35.973
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	33.170	0	0	0	0	0	33.170
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	14.054	0	0	0	0	0	14.054
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	8.845	0	0	0	0	0	8.845
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	7.371	0	0	0	0	0	7.371
401	07	00	00	Asistencia socio-económica	13.608.253	0	0	0	0	0	13.608.253
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.072.007	0	0	0	0	0	8.072.007
401	07	10	00	Dotación de uniformes a empleados	2.000.000	0	0	0	0	0	2.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	147.456	0	0	0	0	0	147.456
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.700.000	0	0	0	0	0	1.700.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	257.008	0	0	0	0	0	257.008
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	300.000	0	0	0	0	0	300.000
401	07	26	00	Dotación de uniformes a obreros	600.000	0	0	0	0	0	600.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	147.456	0	0	0	0	0	147.456
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	300.000	0	0	0	0	0	300.000

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	45.996	0	0	0	0	0	45.996
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	38.330	0	0	0	0	0	38.330
401	08	00	00	Prestaciones sociales e indemnizaciones	18.113.675	0	0	0	0	0	18.113.675
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	17.002.147	0	0	0	0	0	17.002.147
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	605.650	0	0	0	0	0	605.650
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	174.008	0	0	0	0	0	174.008
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	181.021	0	0	0	0	0	181.021
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	150.849	0	0	0	0	0	150.849
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.403.530**	**0**	**0**	**0**	**0**	**0**	**9.403.530**
402	01	00	00	Productos alimenticios y agropecuarios	510.380	0	0	0	0	0	510.380
402	01	01	00	Alimentos y bebidas para personas	497.000	0	0	0	0	0	497.000
402	01	02	00	Alimentos para animales	2.600	0	0	0	0	0	2.600
402	01	03	00	Productos agrícolas y pecuarios	10.780	0	0	0	0	0	10.780
402	02	00	00	Productos de minas, canteras y yacimientos	23.200	0	0	0	0	0	23.200
402	02	05	00	Piedra, arcilla, arena y tierra	10.000	0	0	0	0	0	10.000
402	02	99	00	Otros productos de minas, canteras y yacimientos	13.200	0	0	0	0	0	13.200
402	03	00	00	Textiles y vestuarios	1.165.490	0	0	0	0	0	1.165.490
402	03	01	00	Textiles	206.800	0	0	0	0	0	206.800
402	03	02	00	Prendas de vestir	837.200	0	0	0	0	0	837.200
402	03	03	00	Calzados	95.090	0	0	0	0	0	95.090
402	03	99	00	Otros productos textiles y vestuarios	26.400	0	0	0	0	0	26.400
402	04	00	00	Productos de cuero y caucho	91.340	0	0	0	0	0	91.340
402	04	02	00	Productos de cuero y sucedáneos del cuero	29.040	0	0	0	0	0	29.040
402	04	03	00	Cauchos y tripas para vehículos	49.100	0	0	0	0	0	49.100
402	04	99	00	Otros productos de cuero y caucho	13.200	0	0	0	0	0	13.200
402	05	00	00	Productos de papel, cartón e impresos	1.885.600	0	0	0	0	0	1.885.600
402	05	01	00	Pulpa de madera, papel y cartón	686.000	0	0	0	0	0	686.000
402	05	02	00	Envases y cajas de papel y cartón	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	650.000	0	0	0	0	0	650.000
402	05	04	00	Libros, revistas y periódicos	264.000	0	0	0	0	0	264.000
402	05	05	00	Material de enseñanza	8.670	0	0	0	0	0	8.670

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	06	00	Productos de papel y cartón para computación	37.290	0	0	0	0	0	37.290
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	136.170	0	0	0	0	0	136.170
402	05	99	00	Otros productos de pulpa, papel y cartón	3.470	0	0	0	0	0	3.470
402	06	00	00	Productos químicos y derivados	1.062.930	0	0	0	0	0	1.062.930
402	06	01	00	Sustancias químicas y de uso industrial	10.560	0	0	0	0	0	10.560
402	06	02	00	Abonos, plaguicidas y otros	79.200	0	0	0	0	0	79.200
402	06	03	00	Tintas, pinturas y colorantes	190.410	0	0	0	0	0	190.410
402	06	04	00	Productos farmacéuticos y medicamentos	334.500	0	0	0	0	0	334.500
402	06	05	00	Productos de tocador	51.100	0	0	0	0	0	51.100
402	06	06	00	Combustibles y lubricantes	50.160	0	0	0	0	0	50.160
402	06	08	00	Productos plásticos	291.530	0	0	0	0	0	291.530
402	06	09	00	Mezclas explosivas	27.720	0	0	0	0	0	27.720
402	06	99	00	Otros productos de la industria química y conexos	27.750	0	0	0	0	0	27.750
402	07	00	00	Productos minerales no metálicos	371.820	0	0	0	0	0	371.820
402	07	01	00	Productos de barro, loza y porcelana	61.600	0	0	0	0	0	61.600
402	07	02	00	Vidrios y productos de vidrio	10.220	0	0	0	0	0	10.220
402	07	03	00	Productos de arcilla para construcción	100.000	0	0	0	0	0	100.000
402	07	04	00	Cemento, cal y yeso	100.000	0	0	0	0	0	100.000
402	07	99	00	Otros productos minerales no metálicos	100.000	0	0	0	0	0	100.000
402	08	00	00	Productos metálicos	883.940	0	0	0	0	0	883.940
402	08	01	00	Productos primarios de hierro y acero	45.280	0	0	0	0	0	45.280
402	08	02	00	Productos de metales no ferrosos	54.560	0	0	0	0	0	54.560
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	41.540	0	0	0	0	0	41.540
402	08	04	00	Productos metálicos estructurales	52.800	0	0	0	0	0	52.800
402	08	05	00	Materiales de orden público, seguridad y defensa	73.920	0	0	0	0	0	73.920
402	08	07	00	Material de señalamiento	121.260	0	0	0	0	0	121.260
402	08	09	00	Repuestos y accesorios para equipos de transporte	220.000	0	0	0	0	0	220.000
402	08	10	00	Repuestos y accesorios para otros equipos	201.880	0	0	0	0	0	201.880
402	08	99	00	Otros productos metálicos	72.700	0	0	0	0	0	72.700
402	09	00	00	Productos de madera	34.790	0	0	0	0	0	34.790
402	09	01	00	Productos primarios de madera	8.720	0	0	0	0	0	8.720

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	02	00	Muebles y accesorios de madera para edificaciones	11.090	0	0	0	0	0	11.090
402	09	99	00	Otros productos de madera	14.980	0	0	0	0	0	14.980
402	10	00	00	Productos varios y útiles diversos	3.115.240	0	0	0	0	0	3.115.240
402	10	01	00	Artículos de deporte, recreación y juguetes	55.500	0	0	0	0	0	55.500
402	10	02	00	Materiales y útiles de limpieza y aseo	344.970	0	0	0	0	0	344.970
402	10	03	00	Utensilios de cocina y comedor	40.860	0	0	0	0	0	40.860
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	53.850	0	0	0	0	0	53.850
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	396.570	0	0	0	0	0	396.570
402	10	06	00	Condecoraciones, ofrendas y similares	77.940	0	0	0	0	0	77.940
402	10	07	00	Productos de seguridad en el trabajo	203.840	0	0	0	0	0	203.840
402	10	08	00	Materiales para equipos de computación	1.200.000	0	0	0	0	0	1.200.000
402	10	09	00	Especies timbradas y valores	360	0	0	0	0	0	360
402	10	11	00	Materiales eléctricos	414.430	0	0	0	0	0	414.430
402	10	12	00	Materiales para instalaciones sanitarias	128.000	0	0	0	0	0	128.000
402	10	13	00	Materiales fotográficos	8.710	0	0	0	0	0	8.710
402	10	99	00	Otros productos y útiles diversos	190.210	0	0	0	0	0	190.210
402	99	00	00	Otros materiales y suministros	258.800	0	0	0	0	0	258.800
402	99	01	00	Otros materiales y suministros	258.800	0	0	0	0	0	258.800
403	**00**	**00**	**00**	**Servicios no personales**	**42.428.826**	**0**	**0**	**0**	**0**	**0**	**42.428.826**
403	01	00	00	Alquileres de inmuebles	198.400	0	0	0	0	0	198.400
403	01	01	00	Alquileres de edificios y locales	6.400	0	0	0	0	0	6.400
403	01	02	00	Alquileres de instalaciones culturales y recreativas	192.000	0	0	0	0	0	192.000
403	02	00	00	Alquileres de maquinaria y equipos	1.681.840	0	0	0	0	0	1.681.840
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	126.100	0	0	0	0	0	126.100
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	27.300	0	0	0	0	0	27.300
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	1.300	0	0	0	0	0	1.300
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	2.990	0	0	0	0	0	2.990
403	02	99	00	Alquileres de otras maquinaria y equipos	1.524.150	0	0	0	0	0	1.524.150
403	03	00	00	Derechos sobre bienes intangibles	325.400	0	0	0	0	0	325.400
403	03	02	00	Derechos de autor	26.400	0	0	0	0	0	26.400
403	03	03	00	Paquetes y programas de computación	299.000	0	0	0	0	0	299.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	00	00	Servicios básicos	3.303.162	0	0	0	0	0	3.303.162
403	04	01	00	Electricidad	532.000	0	0	0	0	0	532.000
403	04	02	00	Gas	4.000	0	0	0	0	0	4.000
403	04	03	00	Agua	73.020	0	0	0	0	0	73.020
403	04	04	00	Teléfonos	820.000	0	0	0	0	0	820.000
403	04	05	00	Servicio de comunicaciones	1.594.142	0	0	0	0	0	1.594.142
403	04	06	00	Servicio de aseo urbano y domiciliario	80.000	0	0	0	0	0	80.000
403	04	07	00	Servicio de condominio	200.000	0	0	0	0	0	200.000
403	06	00	00	Servicios de transporte y almacenaje	288.470	0	0	0	0	0	288.470
403	06	01	00	Fletes y embalajes	78.520	0	0	0	0	0	78.520
403	06	03	00	Estacionamiento	1.250	0	0	0	0	0	1.250
403	06	04	00	Peaje	300	0	0	0	0	0	300
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	208.400	0	0	0	0	0	208.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.768.320	0	0	0	0	0	1.768.320
403	07	02	00	Imprenta y reproducción	1.251.900	0	0	0	0	0	1.251.900
403	07	03	00	Relaciones sociales	460.910	0	0	0	0	0	460.910
403	07	04	00	Avisos	55.510	0	0	0	0	0	55.510
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.060.000	0	0	0	0	0	2.060.000
403	08	01	00	Primas y gastos de seguros	2.000.000	0	0	0	0	0	2.000.000
403	08	02	00	Comisiones y gastos bancarios	60.000	0	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	3.548.620	0	0	0	0	0	3.548.620
403	09	01	00	Viáticos y pasajes dentro del país	2.701.210	0	0	0	0	0	2.701.210
403	09	02	00	Viáticos y pasajes fuera del país	845.000	0	0	0	0	0	845.000
403	09	03	00	Asignación por kilómetros recorridos	2.410	0	0	0	0	0	2.410
403	10	00	00	Servicios profesionales y técnicos	14.039.593	0	0	0	0	0	14.039.593
403	10	03	00	Servicios de procesamiento de datos	1.751.491	0	0	0	0	0	1.751.491
403	10	04	00	Servicios de ingeniería y arquitectónicos	10.280.776	0	0	0	0	0	10.280.776
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	26.000	0	0	0	0	0	26.000
403	10	06	00	Servicios de veterinaria	2.600	0	0	0	0	0	2.600
403	10	07	00	Servicios de capacitación y adiestramiento	627.456	0	0	0	0	0	627.456
403	10	09	00	Servicios de lavandería y tintorería	5.980	0	0	0	0	0	5.980

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	800.000	0	0	0	0	0	800.000
403	10	99	00	Otros servicios profesionales y técnicos	545.290	0	0	0	0	0	545.290
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.298.860	0	0	0	0	0	3.298.860
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.500.000	0	0	0	0	0	1.500.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	67.200	0	0	0	0	0	67.200
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	19.000	0	0	0	0	0	19.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	8.580	0	0	0	0	0	8.580
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.591.780	0	0	0	0	0	1.591.780
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	92.300	0	0	0	0	0	92.300
403	12	00	00	Conservación y reparaciones menores de obras	4.000.000	0	0	0	0	0	4.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.000.000	0	0	0	0	0	4.000.000
403	15	00	00	Servicios fiscales	14.790	0	0	0	0	0	14.790
403	15	01	00	Derechos de importación y servicios aduaneros	2.640	0	0	0	0	0	2.640
403	15	02	00	Tasas y otros derechos obligatorios	11.220	0	0	0	0	0	11.220
403	15	03	00	Asignación a agentes de especies fiscales	930	0	0	0	0	0	930
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.140.000	0	0	0	0	0	2.140.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.140.000	0	0	0	0	0	2.140.000
403	18	00	00	Impuestos indirectos	4.893.182	0	0	0	0	0	4.893.182
403	18	01	00	Impuesto al valor agregado	4.844.302	0	0	0	0	0	4.844.302
403	18	99	00	Otros impuestos indirectos	48.880	0	0	0	0	0	48.880
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	129.789	0	0	0	0	0	129.789
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	129.789	0	0	0	0	0	129.789
403	99	00	00	Otros servicios no personales	738.400	0	0	0	0	0	738.400
403	99	01	00	Otros servicios no personales	738.400	0	0	0	0	0	738.400
404	**00**	**00**	**00**	**Activos reales**	**20.269.438**	**0**	**0**	**0**	**0**	**0**	**20.269.438**
404	01	00	00	Repuestos y reparaciones mayores	1.534.518	0	0	0	0	0	1.534.518
404	01	01	00	Repuestos mayores	927.318	0	0	0	0	0	927.318
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	264.000	0	0	0	0	0	264.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	13.200	0	0	0	0	0	13.200
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	13.200	0	0	0	0	0	13.200
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	636.918	0	0	0	0	0	636.918
404	01	02	00	Reparaciones mayores de maquinaria y equipos	607.200	0	0	0	0	0	607.200
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	528.000	0	0	0	0	0	528.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	26.400	0	0	0	0	0	26.400
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	26.400	0	0	0	0	0	26.400
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	26.400	0	0	0	0	0	26.400
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	791.890	0	0	0	0	0	791.890
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	340	0	0	0	0	0	340
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	8.700	0	0	0	0	0	8.700
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	204.470	0	0	0	0	0	204.470
404	03	05	00	Maquinaria y equipos industriales y de taller	54.580	0	0	0	0	0	54.580
404	03	06	00	Maquinaria y equipos de energía	515.000	0	0	0	0	0	515.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	8.800	0	0	0	0	0	8.800
404	04	00	00	Equipos de transporte, tracción y elevación	4.029.040	0	0	0	0	0	4.029.040
404	04	01	00	Vehículos automotores terrestres	4.000.000	0	0	0	0	0	4.000.000
404	04	05	00	Vehículos de tracción no motorizados	2.640	0	0	0	0	0	2.640
404	04	99	00	Otros equipos de transporte, tracción y elevación	26.400	0	0	0	0	0	26.400
404	05	00	00	Equipos de comunicaciones y de señalamiento	959.200	0	0	0	0	0	959.200
404	05	01	00	Equipos de telecomunicaciones	830.000	0	0	0	0	0	830.000
404	05	02	00	Equipos de señalamiento	50.000	0	0	0	0	0	50.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	79.200	0	0	0	0	0	79.200
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	400.000	0	0	0	0	0	400.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	350.000	0	0	0	0	0	350.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	588.200	0	0	0	0	0	588.200
404	07	02	00	Equipos de enseñanza, deporte y recreación	422.120	0	0	0	0	0	422.120
404	07	03	00	Obras de arte	13.200	0	0	0	0	0	13.200
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	56.520	0	0	0	0	0	56.520
404	07	06	00	Instrumentos musicales y equipos de audio	89.300	0	0	0	0	0	89.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	7.060	0	0	0	0	0	7.060
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	369.000	0	0	0	0	0	369.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	250.000	0	0	0	0	0	250.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	119.000	0	0	0	0	0	119.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.554.043	0	0	0	0	0	10.554.043
404	09	01	00	Mobiliario y equipos de oficina	2.500.000	0	0	0	0	0	2.500.000
404	09	02	00	Equipos de computación	3.574.043	0	0	0	0	0	3.574.043
404	09	03	00	Mobiliario y equipos de alojamiento	4.330.000	0	0	0	0	0	4.330.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	150.000	0	0	0	0	0	150.000
404	12	00	00	Activos intangibles	943.547	0	0	0	0	0	943.547
404	12	02	00	Derechos de autor	2.640	0	0	0	0	0	2.640
404	12	04	00	Paquetes y programas de computación	648.907	0	0	0	0	0	648.907
404	12	99	00	Otros activos intangibles	292.000	0	0	0	0	0	292.000
404	99	00	00	Otros activos reales	100.000	0	0	0	0	0	100.000
404	99	01	00	Otros activos reales	100.000	0	0	0	0	0	100.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**185.567.585**	**0**	**0**	**0**	**0**	**0**	**185.567.585**
407	01	00	00	Transferencias y donaciones corrientes internas	185.507.585	0	0	0	0	0	185.507.585
407	01	01	00	Transferencias corrientes internas al sector privado	135.507.585	0	0	0	0	0	135.507.585
407	01	01	01	Pensiones del personal empleado, obrero y militar	9.564.480	0	0	0	0	0	9.564.480
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	103.429.173	0	0	0	0	0	103.429.173
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	290.513	0	0	0	0	0	290.513
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	713.510	0	0	0	0	0	713.510
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	12.308.211	0	0	0	0	0	12.308.211
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	9.126.698	0	0	0	0	0	9.126.698
407	01	01	73	Subsidios a instituciones benéficas privadas	60.000	0	0	0	0	0	60.000
407	01	01	76	Subsidios a entidades religiosas	15.000	0	0	0	0	0	15.000
407	01	03	00	Transferencias corrientes internas al sector público	50.000.000	0	0	0	0	0	50.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	50.000.000	0	0	0	0	0	50.000.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	60.000	0	0	0	0	0	60.000
407	02	01	00	Transferencias corrientes al exterior	60.000	0	0	0	0	0	60.000
407	02	01	04	Transferencias corrientes a organismos internacionales	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	**00**	**00**	**00**	**Disminución de pasivos**	**800.000**	**0**	**0**	**0**	**0**	**0**	**800.000**
411	11	00	00	Obligaciones de ejercicios anteriores	800.000	0	0	0	0	0	800.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	800.000	0	0	0	0	0	800.000
				Totales	**403.700.000**	**0**	**0**	**0**	**0**	**0**	**403.700.000**

03

Consejo Nacional Electoral

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.580.623.049**	**0**	**0**	**0**	**0**	**0**	**1.580.623.049**
401	01	00	00	Sueldos, salarios y otras retribuciones	485.437.794	0	0	0	0	0	485.437.794
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	298.821.744	0	0	0	0	0	298.821.744
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	16.678.200	0	0	0	0	0	16.678.200
401	01	12	00	Salarios a obreros en puestos no permanentes	4.766.450	0	0	0	0	0	4.766.450
401	01	18	00	Remuneraciones al personal contratado	75.181.597	0	0	0	0	0	75.181.597
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	2.730.236	0	0	0	0	0	2.730.236
401	01	99	00	Otras retribuciones	87.259.567	0	0	0	0	0	87.259.567
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	63.099.989	0	0	0	0	0	63.099.989
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	59.764.349	0	0	0	0	0	59.764.349
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	3.335.640	0	0	0	0	0	3.335.640
401	03	00	00	Primas	107.616.624	0	0	0	0	0	107.616.624
401	03	08	00	Primas de profesionalización a empleados	62.357.674	0	0	0	0	0	62.357.674
401	03	09	00	Primas por antigüedad a empleados	36.389.129	0	0	0	0	0	36.389.129
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.742.184	0	0	0	0	0	1.742.184
401	03	21	00	Primas por antigüedad a obreros	2.094.407	0	0	0	0	0	2.094.407
401	03	40	00	Primas de profesionalización al personal contratado	4.996.930	0	0	0	0	0	4.996.930
401	03	98	00	Otras primas a obreros	36.300	0	0	0	0	0	36.300
401	04	00	00	Complementos de sueldos y salarios	156.514.281	0	0	0	0	0	156.514.281
401	04	02	00	Complemento a empleados por trabajo nocturno	2.293.905	0	0	0	0	0	2.293.905
401	04	06	00	Complemento a empleados por comisión de servicios	6.930.816	0	0	0	0	0	6.930.816
401	04	08	00	Bono compensatorio de alimentación a empleados	100.642.704	0	0	0	0	0	100.642.704
401	04	18	00	Bono compensatorio de alimentación a obreros	11.874.800	0	0	0	0	0	11.874.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	34.372.552	0	0	0	0	0	34.372.552
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	263.424	0	0	0	0	0	263.424
401	04	97	00	Otros complementos a obreros	136.080	0	0	0	0	0	136.080
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	91.152.351	0	0	0	0	0	91.152.351
401	05	01	00	Aguinaldos a empleados	477.000	0	0	0	0	0	477.000
401	05	03	00	Bono vacacional a empleados	82.342.859	0	0	0	0	0	82.342.859
401	05	06	00	Bono vacacional a obreros	3.102.340	0	0	0	0	0	3.102.340

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	07	00	Aguinaldos al personal contratado	141.250	0	0	0	0	0	141.250
401	05	08	00	Bono vacacional al personal contratado	4.413.028	0	0	0	0	0	4.413.028
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	675.874	0	0	0	0	0	675.874
401	06	00	00	Aportes patronales y legales	98.351.829	0	0	0	0	0	98.351.829
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	49.556.265	0	0	0	0	0	49.556.265
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	18.563.445	0	0	0	0	0	18.563.445
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	9.564.906	0	0	0	0	0	9.564.906
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	5.474.692	0	0	0	0	0	5.474.692
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.990.797	0	0	0	0	0	1.990.797
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	400.277	0	0	0	0	0	400.277
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	9.147.903	0	0	0	0	0	9.147.903
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.153.102	0	0	0	0	0	1.153.102
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	125.136	0	0	0	0	0	125.136
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	54.605	0	0	0	0	0	54.605
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	45.504	0	0	0	0	0	45.504
401	06	95	00	Otros aportes legales por personal contratado	2.275.197	0	0	0	0	0	2.275.197
401	07	00	00	Asistencia socio-económica	359.928.699	0	0	0	0	0	359.928.699
401	07	02	00	Becas a empleados	5.681.000	0	0	0	0	0	5.681.000
401	07	03	00	Ayudas por matrimonio a empleados	4.315.000	0	0	0	0	0	4.315.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.315.000	0	0	0	0	0	4.315.000
401	07	05	00	Ayudas por defunción a empleados	2.157.500	0	0	0	0	0	2.157.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	35.858.609	0	0	0	0	0	35.858.609
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	240.777.422	0	0	0	0	0	240.777.422
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.896.000	0	0	0	0	0	5.896.000
401	07	10	00	Dotación de uniformes a empleados	4.457.551	0	0	0	0	0	4.457.551
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	21.613.129	0	0	0	0	0	21.613.129
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.831.600	0	0	0	0	0	3.831.600
401	07	18	00	Becas a obreros	923.000	0	0	0	0	0	923.000
401	07	19	00	Ayudas por matrimonio de obreros	440.000	0	0	0	0	0	440.000

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	20	00	Ayudas por nacimiento de hijos de obreros	440.000	0	0	0	0	0	440.000
401	07	21	00	Ayudas por defunción a obreros	220.000	0	0	0	0	0	220.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.001.384	0	0	0	0	0	2.001.384
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	19.728.135	0	0	0	0	0	19.728.135
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	481.000	0	0	0	0	0	481.000
401	07	26	00	Dotación de uniformes a obreros	2.868.750	0	0	0	0	0	2.868.750
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.371.900	0	0	0	0	0	2.371.900
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	980.400	0	0	0	0	0	980.400
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	273.024	0	0	0	0	0	273.024
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	298.295	0	0	0	0	0	298.295
401	08	00	00	Prestaciones sociales e indemnizaciones	218.521.482	0	0	0	0	0	218.521.482
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	185.361.738	0	0	0	0	0	185.361.738
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	7.864.417	0	0	0	0	0	7.864.417
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	24.465.327	0	0	0	0	0	24.465.327
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	830.000	0	0	0	0	0	830.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**56.084.668**	**0**	**0**	**0**	**0**	**0**	**56.084.668**
402	01	00	00	Productos alimenticios y agropecuarios	6.002.457	0	0	0	0	0	6.002.457
402	01	01	00	Alimentos y bebidas para personas	6.002.457	0	0	0	0	0	6.002.457
402	02	00	00	Productos de minas, canteras y yacimientos	9.792	0	0	0	0	0	9.792
402	02	05	00	Piedra, arcilla, arena y tierra	9.792	0	0	0	0	0	9.792
402	03	00	00	Textiles y vestuarios	1.479.789	0	0	0	0	0	1.479.789
402	03	01	00	Textiles	115.145	0	0	0	0	0	115.145
402	03	02	00	Prendas de vestir	1.352.444	0	0	0	0	0	1.352.444
402	03	99	00	Otros productos textiles y vestuarios	12.200	0	0	0	0	0	12.200
402	04	00	00	Productos de cuero y caucho	1.266.252	0	0	0	0	0	1.266.252
402	04	02	00	Productos de cuero y sucedáneos del cuero	4.896	0	0	0	0	0	4.896
402	04	03	00	Cauchos y tripas para vehículos	1.261.356	0	0	0	0	0	1.261.356
402	05	00	00	Productos de papel, cartón e impresos	14.198.685	0	0	0	0	0	14.198.685
402	05	01	00	Pulpa de madera, papel y cartón	5.988.179	0	0	0	0	0	5.988.179
402	05	02	00	Envases y cajas de papel y cartón	2.364	0	0	0	0	0	2.364

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	8.152.131	0	0	0	0	0	8.152.131
402	05	04	00	Libros, revistas y periódicos	9.316	0	0	0	0	0	9.316
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	36.993	0	0	0	0	0	36.993
402	05	99	00	Otros productos de pulpa, papel y cartón	9.702	0	0	0	0	0	9.702
402	06	00	00	Productos químicos y derivados	5.360.368	0	0	0	0	0	5.360.368
402	06	01	00	Sustancias químicas y de uso industrial	60.058	0	0	0	0	0	60.058
402	06	02	00	Abonos, plaguicidas y otros	606.895	0	0	0	0	0	606.895
402	06	03	00	Tintas, pinturas y colorantes	222.899	0	0	0	0	0	222.899
402	06	04	00	Productos farmacéuticos y medicamentos	866.422	0	0	0	0	0	866.422
402	06	05	00	Productos de tocador	51.160	0	0	0	0	0	51.160
402	06	06	00	Combustibles y lubricantes	1.171.054	0	0	0	0	0	1.171.054
402	06	08	00	Productos plásticos	2.330.282	0	0	0	0	0	2.330.282
402	06	99	00	Otros productos de la industria química y conexos	51.598	0	0	0	0	0	51.598
402	07	00	00	Productos minerales no metálicos	19.568	0	0	0	0	0	19.568
402	07	02	00	Vidrios y productos de vidrio	3.380	0	0	0	0	0	3.380
402	07	04	00	Cemento, cal y yeso	7.644	0	0	0	0	0	7.644
402	07	99	00	Otros productos minerales no metálicos	8.544	0	0	0	0	0	8.544
402	08	00	00	Productos metálicos	993.582	0	0	0	0	0	993.582
402	08	01	00	Productos primarios de hierro y acero	7.652	0	0	0	0	0	7.652
402	08	02	00	Productos de metales no ferrosos	1.000	0	0	0	0	0	1.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	389.775	0	0	0	0	0	389.775
402	08	04	00	Productos metálicos estructurales	44.568	0	0	0	0	0	44.568
402	08	05	00	Materiales de orden público, seguridad y defensa	25.720	0	0	0	0	0	25.720
402	08	07	00	Material de señalamiento	9.454	0	0	0	0	0	9.454
402	08	09	00	Repuestos y accesorios para equipos de transporte	177.733	0	0	0	0	0	177.733
402	08	10	00	Repuestos y accesorios para otros equipos	24.031	0	0	0	0	0	24.031
402	08	99	00	Otros productos metálicos	313.649	0	0	0	0	0	313.649
402	09	00	00	Productos de madera	77.301	0	0	0	0	0	77.301
402	09	01	00	Productos primarios de madera	52.656	0	0	0	0	0	52.656
402	09	99	00	Otros productos de madera	24.645	0	0	0	0	0	24.645
402	10	00	00	Productos varios y útiles diversos	25.907.984	0	0	0	0	0	25.907.984

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	1.658.511	0	0	0	0	0	1.658.511
402	10	03	00	Utensilios de cocina y comedor	23.593	0	0	0	0	0	23.593
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	50.491	0	0	0	0	0	50.491
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.765.020	0	0	0	0	0	2.765.020
402	10	06	00	Condecoraciones, ofrendas y similares	68.855	0	0	0	0	0	68.855
402	10	07	00	Productos de seguridad en el trabajo	242.665	0	0	0	0	0	242.665
402	10	08	00	Materiales para equipos de computación	18.305.854	0	0	0	0	0	18.305.854
402	10	11	00	Materiales eléctricos	2.271.888	0	0	0	0	0	2.271.888
402	10	12	00	Materiales para instalaciones sanitarias	59.723	0	0	0	0	0	59.723
402	10	13	00	Materiales fotográficos	708	0	0	0	0	0	708
402	10	99	00	Otros productos y útiles diversos	460.676	0	0	0	0	0	460.676
402	99	00	00	Otros materiales y suministros	768.890	0	0	0	0	0	768.890
402	99	01	00	Otros materiales y suministros	768.890	0	0	0	0	0	768.890
403	**00**	**00**	**00**	**Servicios no personales**	**351.451.484**	**0**	**0**	**0**	**0**	**0**	**351.451.484**
403	01	00	00	Alquileres de inmuebles	39.561.543	0	0	0	0	0	39.561.543
403	01	01	00	Alquileres de edificios y locales	39.445.543	0	0	0	0	0	39.445.543
403	01	02	00	Alquileres de instalaciones culturales y recreativas	116.000	0	0	0	0	0	116.000
403	02	00	00	Alquileres de maquinaria y equipos	27.348.150	0	0	0	0	0	27.348.150
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	27.348.150	0	0	0	0	0	27.348.150
403	04	00	00	Servicios básicos	55.688.072	0	0	0	0	0	55.688.072
403	04	01	00	Electricidad	814.258	0	0	0	0	0	814.258
403	04	03	00	Agua	198.114	0	0	0	0	0	198.114
403	04	04	00	Teléfonos	49.411.140	0	0	0	0	0	49.411.140
403	04	05	00	Servicio de comunicaciones	5.003.600	0	0	0	0	0	5.003.600
403	04	06	00	Servicio de aseo urbano y domiciliario	260.960	0	0	0	0	0	260.960
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	600.000	0	0	0	0	0	600.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	600.000	0	0	0	0	0	600.000
403	06	00	00	Servicios de transporte y almacenaje	48.320	0	0	0	0	0	48.320
403	06	01	00	Fletes y embalajes	38.320	0	0	0	0	0	38.320
403	06	03	00	Estacionamiento	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	23.741.522	0	0	0	0	0	23.741.522

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	01	00	Publicidad y propaganda	10.122.000	0	0	0	0	0	10.122.000
403	07	02	00	Imprenta y reproducción	1.626.294	0	0	0	0	0	1.626.294
403	07	03	00	Relaciones sociales	9.903.793	0	0	0	0	0	9.903.793
403	07	04	00	Avisos	2.089.435	0	0	0	0	0	2.089.435
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	26.423.437	0	0	0	0	0	26.423.437
403	08	01	00	Primas y gastos de seguros	26.416.646	0	0	0	0	0	26.416.646
403	08	02	00	Comisiones y gastos bancarios	6.791	0	0	0	0	0	6.791
403	09	00	00	Viáticos y pasajes	26.865.904	0	0	0	0	0	26.865.904
403	09	01	00	Viáticos y pasajes dentro del país	18.768.442	0	0	0	0	0	18.768.442
403	09	02	00	Viáticos y pasajes fuera del país	8.097.462	0	0	0	0	0	8.097.462
403	10	00	00	Servicios profesionales y técnicos	19.060.479	0	0	0	0	0	19.060.479
403	10	01	00	Servicios jurídicos	103.824	0	0	0	0	0	103.824
403	10	03	00	Servicios de procesamiento de datos	10.390.000	0	0	0	0	0	10.390.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	287.975	0	0	0	0	0	287.975
403	10	07	00	Servicios de capacitación y adiestramiento	2.216.676	0	0	0	0	0	2.216.676
403	10	09	00	Servicios de lavandería y tintorería	590.944	0	0	0	0	0	590.944
403	10	11	00	Servicios para la elaboración y suministro de comida	2.044.200	0	0	0	0	0	2.044.200
403	10	99	00	Otros servicios profesionales y técnicos	3.426.860	0	0	0	0	0	3.426.860
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	17.466.561	0	0	0	0	0	17.466.561
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.746.200	0	0	0	0	0	11.746.200
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.900	0	0	0	0	0	2.900
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.531.461	0	0	0	0	0	3.531.461
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.186.000	0	0	0	0	0	2.186.000
403	12	00	00	Conservación y reparaciones menores de obras	7.946.520	0	0	0	0	0	7.946.520
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	7.946.520	0	0	0	0	0	7.946.520
403	16	00	00	Servicios de diversión, esparcimiento y culturales	134.000	0	0	0	0	0	134.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	134.000	0	0	0	0	0	134.000
403	18	00	00	Impuestos indirectos	50.966.343	0	0	0	0	0	50.966.343
403	18	01	00	Impuesto al valor agregado	50.007.543	0	0	0	0	0	50.007.543
403	18	99	00	Otros impuestos indirectos	958.800	0	0	0	0	0	958.800
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.787.769	0	0	0	0	0	3.787.769

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.787.769	0	0	0	0	0	3.787.769
403	99	00	00	Otros servicios no personales	51.812.864	0	0	0	0	0	51.812.864
403	99	01	00	Otros servicios no personales	51.812.864	0	0	0	0	0	51.812.864
404	00	00	00	Activos reales	30.547.850	0	0	0	0	0	30.547.850
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.077.509	0	0	0	0	0	1.077.509
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	89.683	0	0	0	0	0	89.683
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	2.844	0	0	0	0	0	2.844
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	755.729	0	0	0	0	0	755.729
404	03	05	00	Maquinaria y equipos industriales y de taller	10.750	0	0	0	0	0	10.750
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	218.503	0	0	0	0	0	218.503
404	04	00	00	Equipos de transporte, tracción y elevación	4.782.733	0	0	0	0	0	4.782.733
404	04	01	00	Vehículos automotores terrestres	4.691.660	0	0	0	0	0	4.691.660
404	04	05	00	Vehículos de tracción no motorizados	35.873	0	0	0	0	0	35.873
404	04	06	00	Equipos auxiliares de transporte	55.200	0	0	0	0	0	55.200
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.487.975	0	0	0	0	0	1.487.975
404	05	01	00	Equipos de telecomunicaciones	1.399.495	0	0	0	0	0	1.399.495
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	88.480	0	0	0	0	0	88.480
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	230.735	0	0	0	0	0	230.735
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	230.735	0	0	0	0	0	230.735
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	177.965	0	0	0	0	0	177.965
404	07	01	00	Equipos científicos y de laboratorio	7.250	0	0	0	0	0	7.250
404	07	02	00	Equipos de enseñanza, deporte y recreación	170.715	0	0	0	0	0	170.715
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	62.800	0	0	0	0	0	62.800
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	62.800	0	0	0	0	0	62.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.424.005	0	0	0	0	0	13.424.005
404	09	01	00	Mobiliario y equipos de oficina	2.044.898	0	0	0	0	0	2.044.898
404	09	02	00	Equipos de computación	9.813.571	0	0	0	0	0	9.813.571
404	09	03	00	Mobiliario y equipos de alojamiento	1.032.000	0	0	0	0	0	1.032.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	533.536	0	0	0	0	0	533.536
404	10	00	00	Semovientes	25.000	0	0	0	0	0	25.000
404	10	01	00	Semovientes	25.000	0	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	11	00	00	Inmuebles, maquinaria y equipos usados	37.341	0	0	0	0	0	37.341
404	11	05	00	Adquisición de maquinaria y equipos usados	37.341	0	0	0	0	0	37.341
404	11	05	01	Maquinaria y demás equipos de construcción, campo, industria y taller	37.341	0	0	0	0	0	37.341
404	12	00	00	Activos intangibles	9.195.298	0	0	0	0	0	9.195.298
404	12	04	00	Paquetes y programas de computación	9.195.298	0	0	0	0	0	9.195.298
404	99	00	00	Otros activos reales	46.489	0	0	0	0	0	46.489
404	99	01	00	Otros activos reales	46.489	0	0	0	0	0	46.489
407	**00**	**00**	**00**	**Transferencias y donaciones**	**501.638.143**	**0**	**0**	**0**	**0**	**0**	**501.638.143**
407	01	00	00	Transferencias y donaciones corrientes internas	501.338.143	0	0	0	0	0	501.338.143
407	01	01	00	Transferencias corrientes internas al sector privado	481.034.588	0	0	0	0	0	481.034.588
407	01	01	01	Pensiones del personal empleado, obrero y militar	34.110.000	0	0	0	0	0	34.110.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	270.937.500	0	0	0	0	0	270.937.500
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	705.669	0	0	0	0	0	705.669
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	8.617.823	0	0	0	0	0	8.617.823
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	3.303.136	0	0	0	0	0	3.303.136
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	24.426.405	0	0	0	0	0	24.426.405
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	97.203.970	0	0	0	0	0	97.203.970
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	41.730.085	0	0	0	0	0	41.730.085
407	01	03	00	Transferencias corrientes internas al sector público	2.988.306	0	0	0	0	0	2.988.306
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.988.306	0	0	0	0	0	2.988.306
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	3.502.574	0	0	0	0	0	3.502.574
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	3.360.000	0	0	0	0	0	3.360.000
407	01	05	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	142.574	0	0	0	0	0	142.574
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	13.812.675	0	0	0	0	0	13.812.675
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	7.488.000	0	0	0	0	0	7.488.000
407	01	06	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	4.118.400	0	0	0	0	0	4.118.400
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	796.374	0	0	0	0	0	796.374
407	01	06	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular	1.409.901	0	0	0	0	0	1.409.901

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				jubilados							
407	02	00	00	Transferencias y donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	02	00	Donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	02	01	Donaciones corrientes a personas	300.000	0	0	0	0	0	300.000
				Totales	**2.520.345.194**	**0**	**0**	**0**	**0**	**0**	**2.520.345.194**

06

Ministerio del Poder Popular para Relaciones Exteriores

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**908.648.136**	**0**	**0**	**0**	**0**	**0**	**908.648.136**
401	01	00	00	Sueldos, salarios y otras retribuciones	262.222.404	0	0	0	0	0	262.222.404
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	71.787.518	0	0	0	0	0	71.787.518
401	01	03	00	Suplencias a empleados	350.000	0	0	0	0	0	350.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	10.438.015	0	0	0	0	0	10.438.015
401	01	12	00	Salarios a obreros en puestos no permanentes	820.000	0	0	0	0	0	820.000
401	01	13	00	Suplencias a obreros	250.000	0	0	0	0	0	250.000
401	01	18	00	Remuneraciones al personal contratado	164.013.495	0	0	0	0	0	164.013.495
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	56.295	0	0	0	0	0	56.295
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	159.683	0	0	0	0	0	159.683
401	01	99	00	Otras retribuciones	14.322.157	0	0	0	0	0	14.322.157
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.522.306	0	0	0	0	0	5.522.306
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.522.306	0	0	0	0	0	5.522.306
401	03	00	00	Primas	158.960.701	0	0	0	0	0	158.960.701
401	03	01	00	Primas por mérito a empleados	10.953.812	0	0	0	0	0	10.953.812
401	03	04	00	Primas por hijos a empleados	2.217.348	0	0	0	0	0	2.217.348
401	03	08	00	Primas de profesionalización a empleados	8.687.528	0	0	0	0	0	8.687.528
401	03	09	00	Primas por antigüedad a empleados	10.417.070	0	0	0	0	0	10.417.070
401	03	11	00	Primas al personal en servicio en el exterior	117.953.020	0	0	0	0	0	117.953.020
401	03	16	00	Primas por mérito a obreros	1.724.308	0	0	0	0	0	1.724.308
401	03	19	00	Primas por hijos de obreros	259.383	0	0	0	0	0	259.383
401	03	21	00	Primas por antigüedad a obreros	1.333.007	0	0	0	0	0	1.333.007
401	03	22	00	Primas de profesionalización a obreros	62.565	0	0	0	0	0	62.565
401	03	39	00	Primas por hijos al personal contratado	600.000	0	0	0	0	0	600.000
401	03	40	00	Primas de profesionalización al personal contratado	3.200.000	0	0	0	0	0	3.200.000
401	03	41	00	Primas por antigüedad al personal contratado	1.064.278	0	0	0	0	0	1.064.278
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	2.916	0	0	0	0	0	2.916
401	03	47	00	Primas al personal de alto nivel y de dirección	117.466	0	0	0	0	0	117.466
401	03	97	00	Otras primas a empleados	18.000	0	0	0	0	0	18.000
401	03	98	00	Otras primas a obreros	350.000	0	0	0	0	0	350.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	00	00	Complementos de sueldos y salarios	152.276.053	0	0	0	0	0	152.276.053
401	04	06	00	Complemento a empleados por comisión de servicios	4.946.093	0	0	0	0	0	4.946.093
401	04	08	00	Bono compensatorio de alimentación a empleados	26.216.000	0	0	0	0	0	26.216.000
401	04	09	00	Bono compensatorio de transporte a empleados	1.977.672	0	0	0	0	0	1.977.672
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	3.000.000	0	0	0	0	0	3.000.000
401	04	18	00	Bono compensatorio de alimentación a obreros	7.200.000	0	0	0	0	0	7.200.000
401	04	19	00	Bono compensatorio de transporte a obreros	454.980	0	0	0	0	0	454.980
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	7.304.200	0	0	0	0	0	7.304.200
401	04	25	00	Complemento al personal contratado por gastos de alimentación	64.209	0	0	0	0	0	64.209
401	04	26	00	Bono compensatorio de alimentación al personal contratado	27.554.818	0	0	0	0	0	27.554.818
401	04	27	00	Bono compensatorio de transporte al personal contratado	4.117.847	0	0	0	0	0	4.117.847
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	880	0	0	0	0	0	880
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	15.000	0	0	0	0	0	15.000
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	1.260	0	0	0	0	0	1.260
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	2.280	0	0	0	0	0	2.280
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	50.000	0	0	0	0	0	50.000
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	6.090	0	0	0	0	0	6.090
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	28.125	0	0	0	0	0	28.125
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	349.500	0	0	0	0	0	349.500
401	04	96	00	Otros complementos a empleados	42.760.883	0	0	0	0	0	42.760.883
401	04	97	00	Otros complementos a obreros	8.500.000	0	0	0	0	0	8.500.000
401	04	98	00	Otros complementos al personal contratado	17.726.216	0	0	0	0	0	17.726.216
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	47.272.999	0	0	0	0	0	47.272.999
401	05	03	00	Bono vacacional a empleados	23.753.373	0	0	0	0	0	23.753.373
401	05	06	00	Bono vacacional a obreros	2.800.000	0	0	0	0	0	2.800.000
401	05	07	00	Aguinaldos al personal contratado	10.122.241	0	0	0	0	0	10.122.241
401	05	08	00	Bono vacacional al personal contratado	10.373.394	0	0	0	0	0	10.373.394
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	50.625	0	0	0	0	0	50.625
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	173.366	0	0	0	0	0	173.366
401	06	00	00	Aportes patronales y legales	47.515.754	0	0	0	0	0	47.515.754

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	11.663.949	0	0	0	0	0	11.663.949
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.970.097	0	0	0	0	0	2.970.097
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.481.793	0	0	0	0	0	2.481.793
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.819.826	0	0	0	0	0	2.819.826
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.670.546	0	0	0	0	0	1.670.546
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	337.690	0	0	0	0	0	337.690
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	306.589	0	0	0	0	0	306.589
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	415.185	0	0	0	0	0	415.185
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	21.888.102	0	0	0	0	0	21.888.102
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.105.979	0	0	0	0	0	2.105.979
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	774.323	0	0	0	0	0	774.323
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	3.735	0	0	0	0	0	3.735
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	741	0	0	0	0	0	741
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	599	0	0	0	0	0	599
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	42.109	0	0	0	0	0	42.109
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	15.077	0	0	0	0	0	15.077
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	10.927	0	0	0	0	0	10.927
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	6.700	0	0	0	0	0	6.700
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	1.787	0	0	0	0	0	1.787
401	07	00	00	Asistencia socio-económica	193.359.656	0	0	0	0	0	193.359.656
401	07	02	00	Becas a empleados	2.800.000	0	0	0	0	0	2.800.000
401	07	03	00	Ayudas por matrimonio a empleados	36.650	0	0	0	0	0	36.650
401	07	04	00	Ayudas por nacimiento de hijos a empleados	31.000	0	0	0	0	0	31.000
401	07	05	00	Ayudas por defunción a empleados	46.345	0	0	0	0	0	46.345
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	14.252.665	0	0	0	0	0	14.252.665
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	89.523.813	0	0	0	0	0	89.523.813
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	656.900	0	0	0	0	0	656.900
401	07	10	00	Dotación de uniformes a empleados	15.200.000	0	0	0	0	0	15.200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	450.000	0	0	0	0	0	450.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	420.000	0	0	0	0	0	420.000
401	07	18	00	Becas a obreros	700.000	0	0	0	0	0	700.000
401	07	19	00	Ayudas por matrimonio de obreros	3.000	0	0	0	0	0	3.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	21.400	0	0	0	0	0	21.400
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.510.859	0	0	0	0	0	2.510.859
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	8.323.041	0	0	0	0	0	8.323.041
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	100.000	0	0	0	0	0	100.000
401	07	26	00	Dotación de uniformes a obreros	3.698.885	0	0	0	0	0	3.698.885
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	44.974	0	0	0	0	0	44.974
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	200.000	0	0	0	0	0	200.000
401	07	33	00	Asistencia socio-económica al personal contratado	52.932.428	0	0	0	0	0	52.932.428
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	4.750	0	0	0	0	0	4.750
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	181.000	0	0	0	0	0	181.000
401	07	96	00	Otras subvenciones a empleados	1.221.946	0	0	0	0	0	1.221.946
401	08	00	00	Prestaciones sociales e indemnizaciones	41.518.263	0	0	0	0	0	41.518.263
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	25.152.124	0	0	0	0	0	25.152.124
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.000.000	0	0	0	0	0	4.000.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.865.609	0	0	0	0	0	11.865.609
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	12.149	0	0	0	0	0	12.149
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	488.381	0	0	0	0	0	488.381
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**71.227.067**	**0**	**0**	**0**	**0**	**0**	**71.227.067**
402	01	00	00	Productos alimenticios y agropecuarios	20.488.655	0	0	0	0	0	20.488.655
402	01	01	00	Alimentos y bebidas para personas	20.314.864	0	0	0	0	0	20.314.864
402	01	02	00	Alimentos para animales	23.556	0	0	0	0	0	23.556
402	01	03	00	Productos agrícolas y pecuarios	150.235	0	0	0	0	0	150.235
402	02	00	00	Productos de minas, canteras y yacimientos	22.077	0	0	0	0	0	22.077
402	02	01	00	Carbón mineral	8.074	0	0	0	0	0	8.074
402	02	02	00	Petróleo crudo y gas natural	1.063	0	0	0	0	0	1.063
402	02	03	00	Mineral de hierro	2.408	0	0	0	0	0	2.408

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	02	05	00	Piedra, arcilla, arena y tierra	5.205	0	0	0	0	0	5.205
402	02	07	00	Sal para uso industrial	5.327	0	0	0	0	0	5.327
402	03	00	00	Textiles y vestuarios	3.957.983	0	0	0	0	0	3.957.983
402	03	01	00	Textiles	1.755.491	0	0	0	0	0	1.755.491
402	03	02	00	Prendas de vestir	1.864.277	0	0	0	0	0	1.864.277
402	03	03	00	Calzados	329.067	0	0	0	0	0	329.067
402	03	99	00	Otros productos textiles y vestuarios	9.148	0	0	0	0	0	9.148
402	04	00	00	Productos de cuero y caucho	1.182.341	0	0	0	0	0	1.182.341
402	04	02	00	Productos de cuero y sucedáneos del cuero	19.246	0	0	0	0	0	19.246
402	04	03	00	Cauchos y tripas para vehículos	1.163.095	0	0	0	0	0	1.163.095
402	05	00	00	Productos de papel, cartón e impresos	7.003.051	0	0	0	0	0	7.003.051
402	05	01	00	Pulpa de madera, papel y cartón	1.045.556	0	0	0	0	0	1.045.556
402	05	02	00	Envases y cajas de papel y cartón	205.861	0	0	0	0	0	205.861
402	05	03	00	Productos de papel y cartón para oficina	3.560.122	0	0	0	0	0	3.560.122
402	05	04	00	Libros, revistas y periódicos	1.257.263	0	0	0	0	0	1.257.263
402	05	05	00	Material de enseñanza	138.691	0	0	0	0	0	138.691
402	05	06	00	Productos de papel y cartón para computación	99.034	0	0	0	0	0	99.034
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	678.093	0	0	0	0	0	678.093
402	05	99	00	Otros productos de pulpa, papel y cartón	18.431	0	0	0	0	0	18.431
402	06	00	00	Productos químicos y derivados	12.854.905	0	0	0	0	0	12.854.905
402	06	01	00	Sustancias químicas y de uso industrial	32.907	0	0	0	0	0	32.907
402	06	02	00	Abonos, plaguicidas y otros	135.318	0	0	0	0	0	135.318
402	06	03	00	Tintas, pinturas y colorantes	1.517.101	0	0	0	0	0	1.517.101
402	06	04	00	Productos farmacéuticos y medicamentos	265.046	0	0	0	0	0	265.046
402	06	05	00	Productos de tocador	53.827	0	0	0	0	0	53.827
402	06	06	00	Combustibles y lubricantes	9.862.980	0	0	0	0	0	9.862.980
402	06	07	00	Productos diversos derivados del petróleo y del carbón	590	0	0	0	0	0	590
402	06	08	00	Productos plásticos	883.279	0	0	0	0	0	883.279
402	06	09	00	Mezclas explosivas	11.204	0	0	0	0	0	11.204
402	06	99	00	Otros productos de la industria química y conexos	92.653	0	0	0	0	0	92.653
402	07	00	00	Productos minerales no metálicos	289.746	0	0	0	0	0	289.746

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	01	00	Productos de barro, loza y porcelana	88.421	0	0	0	0	0	88.421
402	07	02	00	Vidrios y productos de vidrio	116.599	0	0	0	0	0	116.599
402	07	03	00	Productos de arcilla para construcción	13.349	0	0	0	0	0	13.349
402	07	04	00	Cemento, cal y yeso	54.599	0	0	0	0	0	54.599
402	07	99	00	Otros productos minerales no metálicos	16.778	0	0	0	0	0	16.778
402	08	00	00	Productos metálicos	2.480.208	0	0	0	0	0	2.480.208
402	08	01	00	Productos primarios de hierro y acero	69.112	0	0	0	0	0	69.112
402	08	02	00	Productos de metales no ferrosos	367.083	0	0	0	0	0	367.083
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	481.052	0	0	0	0	0	481.052
402	08	04	00	Productos metálicos estructurales	15.630	0	0	0	0	0	15.630
402	08	07	00	Material de señalamiento	15.789	0	0	0	0	0	15.789
402	08	08	00	Material de educación	458	0	0	0	0	0	458
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.198.640	0	0	0	0	0	1.198.640
402	08	10	00	Repuestos y accesorios para otros equipos	304.850	0	0	0	0	0	304.850
402	08	99	00	Otros productos metálicos	27.594	0	0	0	0	0	27.594
402	09	00	00	Productos de madera	88.733	0	0	0	0	0	88.733
402	09	01	00	Productos primarios de madera	68.240	0	0	0	0	0	68.240
402	09	02	00	Muebles y accesorios de madera para edificaciones	10.306	0	0	0	0	0	10.306
402	09	99	00	Otros productos de madera	10.187	0	0	0	0	0	10.187
402	10	00	00	Productos varios y útiles diversos	18.055.692	0	0	0	0	0	18.055.692
402	10	01	00	Artículos de deporte, recreación y juguetes	191.104	0	0	0	0	0	191.104
402	10	02	00	Materiales y útiles de limpieza y aseo	2.995.505	0	0	0	0	0	2.995.505
402	10	03	00	Utensilios de cocina y comedor	616.026	0	0	0	0	0	616.026
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	128.849	0	0	0	0	0	128.849
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.032.656	0	0	0	0	0	3.032.656
402	10	06	00	Condecoraciones, ofrendas y similares	2.447.324	0	0	0	0	0	2.447.324
402	10	07	00	Productos de seguridad en el trabajo	216.251	0	0	0	0	0	216.251
402	10	08	00	Materiales para equipos de computación	4.653.595	0	0	0	0	0	4.653.595
402	10	09	00	Especies timbradas y valores	167.238	0	0	0	0	0	167.238
402	10	10	00	Útiles religiosos	2.237	0	0	0	0	0	2.237
402	10	11	00	Materiales eléctricos	1.437.109	0	0	0	0	0	1.437.109

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	485.846	0	0	0	0	0	485.846
402	10	13	00	Materiales fotográficos	90.796	0	0	0	0	0	90.796
402	10	99	00	Otros productos y útiles diversos	1.591.156	0	0	0	0	0	1.591.156
402	99	00	00	Otros materiales y suministros	4.803.676	0	0	0	0	0	4.803.676
402	99	01	00	Otros materiales y suministros	4.803.676	0	0	0	0	0	4.803.676
403	**00**	**00**	**00**	**Servicios no personales**	**359.126.696**	**0**	**0**	**0**	**0**	**0**	**359.126.696**
403	01	00	00	Alquileres de inmuebles	95.918.739	0	0	0	0	0	95.918.739
403	01	01	00	Alquileres de edificios y locales	95.063.877	0	0	0	0	0	95.063.877
403	01	02	00	Alquileres de instalaciones culturales y recreativas	850.562	0	0	0	0	0	850.562
403	01	03	00	Alquileres de tierras y terrenos	4.300	0	0	0	0	0	4.300
403	02	00	00	Alquileres de maquinaria y equipos	12.042.192	0	0	0	0	0	12.042.192
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	3.255	0	0	0	0	0	3.255
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	6.090.134	0	0	0	0	0	6.090.134
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	732.593	0	0	0	0	0	732.593
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	417.592	0	0	0	0	0	417.592
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	1.511.680	0	0	0	0	0	1.511.680
403	02	99	00	Alquileres de otras maquinaria y equipos	3.286.938	0	0	0	0	0	3.286.938
403	03	00	00	Derechos sobre bienes intangibles	83.455	0	0	0	0	0	83.455
403	03	03	00	Paquetes y programas de computación	83.455	0	0	0	0	0	83.455
403	04	00	00	Servicios básicos	47.842.211	0	0	0	0	0	47.842.211
403	04	01	00	Electricidad	10.760.585	0	0	0	0	0	10.760.585
403	04	02	00	Gas	1.844.055	0	0	0	0	0	1.844.055
403	04	03	00	Agua	2.600.078	0	0	0	0	0	2.600.078
403	04	04	00	Teléfonos	18.466.482	0	0	0	0	0	18.466.482
403	04	05	00	Servicio de comunicaciones	9.773.895	0	0	0	0	0	9.773.895
403	04	06	00	Servicio de aseo urbano y domiciliario	777.274	0	0	0	0	0	777.274
403	04	07	00	Servicio de condominio	3.619.842	0	0	0	0	0	3.619.842
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	1.271	0	0	0	0	0	1.271
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	1.271	0	0	0	0	0	1.271
403	06	00	00	Servicios de transporte y almacenaje	15.321.046	0	0	0	0	0	15.321.046
403	06	01	00	Fletes y embalajes	12.885.390	0	0	0	0	0	12.885.390

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	02	00	Almacenaje	1.166.484	0	0	0	0	0	1.166.484
403	06	03	00	Estacionamiento	773.544	0	0	0	0	0	773.544
403	06	04	00	Peaje	248.207	0	0	0	0	0	248.207
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	247.421	0	0	0	0	0	247.421
403	07	00	00	Servicios de información, impresión y relaciones públicas	43.424.078	0	0	0	0	0	43.424.078
403	07	01	00	Publicidad y propaganda	1.207.529	0	0	0	0	0	1.207.529
403	07	02	00	Imprenta y reproducción	10.613.971	0	0	0	0	0	10.613.971
403	07	03	00	Relaciones sociales	30.025.828	0	0	0	0	0	30.025.828
403	07	04	00	Avisos	1.576.750	0	0	0	0	0	1.576.750
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	13.043.345	0	0	0	0	0	13.043.345
403	08	01	00	Primas y gastos de seguros	11.933.502	0	0	0	0	0	11.933.502
403	08	02	00	Comisiones y gastos bancarios	1.098.175	0	0	0	0	0	1.098.175
403	08	03	00	Comisiones y gastos de adquisición de seguros	11.668	0	0	0	0	0	11.668
403	09	00	00	Viáticos y pasajes	38.030.688	0	0	0	0	0	38.030.688
403	09	01	00	Viáticos y pasajes dentro del país	519.380	0	0	0	0	0	519.380
403	09	02	00	Viáticos y pasajes fuera del país	37.511.308	0	0	0	0	0	37.511.308
403	10	00	00	Servicios profesionales y técnicos	20.760.759	0	0	0	0	0	20.760.759
403	10	01	00	Servicios jurídicos	1.657.627	0	0	0	0	0	1.657.627
403	10	02	00	Servicios de contabilidad y auditoría	217.799	0	0	0	0	0	217.799
403	10	03	00	Servicios de procesamiento de datos	1.005.242	0	0	0	0	0	1.005.242
403	10	06	00	Servicios de veterinaria	20.764	0	0	0	0	0	20.764
403	10	07	00	Servicios de capacitación y adiestramiento	3.699.733	0	0	0	0	0	3.699.733
403	10	09	00	Servicios de lavandería y tintorería	347.797	0	0	0	0	0	347.797
403	10	10	00	Servicios de vigilancia	5.765.298	0	0	0	0	0	5.765.298
403	10	11	00	Servicios para la elaboración y suministro de comida	313.105	0	0	0	0	0	313.105
403	10	99	00	Otros servicios profesionales y técnicos	7.733.394	0	0	0	0	0	7.733.394
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	19.310.450	0	0	0	0	0	19.310.450
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.023.934	0	0	0	0	0	1.023.934
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.656.640	0	0	0	0	0	4.656.640
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	629.926	0	0	0	0	0	629.926
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de	22.397	0	0	0	0	0	22.397

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				enseñanza y recreación							
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	67.322	0	0	0	0	0	67.322
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	11.923.965	0	0	0	0	0	11.923.965
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	986.266	0	0	0	0	0	986.266
403	12	00	00	Conservación y reparaciones menores de obras	15.076.215	0	0	0	0	0	15.076.215
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	14.956.373	0	0	0	0	0	14.956.373
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	119.842	0	0	0	0	0	119.842
403	15	00	00	Servicios fiscales	339.050	0	0	0	0	0	339.050
403	15	01	00	Derechos de importación y servicios aduaneros	11.820	0	0	0	0	0	11.820
403	15	02	00	Tasas y otros derechos obligatorios	184.335	0	0	0	0	0	184.335
403	15	99	00	Otros servicios fiscales	142.895	0	0	0	0	0	142.895
403	16	00	00	Servicios de diversión, esparcimiento y culturales	765.344	0	0	0	0	0	765.344
403	16	01	00	Servicios de diversión, esparcimiento y culturales	765.344	0	0	0	0	0	765.344
403	18	00	00	Impuestos indirectos	26.819.297	0	0	0	0	0	26.819.297
403	18	01	00	Impuesto al valor agregado	26.806.224	0	0	0	0	0	26.806.224
403	18	99	00	Otros impuestos indirectos	13.073	0	0	0	0	0	13.073
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	584.160	0	0	0	0	0	584.160
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	584.160	0	0	0	0	0	584.160
403	99	00	00	Otros servicios no personales	9.764.396	0	0	0	0	0	9.764.396
403	99	01	00	Otros servicios no personales	9.764.396	0	0	0	0	0	9.764.396
404	**00**	**00**	**00**	**Activos reales**	**30.960.580**	**0**	**0**	**0**	**0**	**0**	**30.960.580**
404	01	00	00	Repuestos y reparaciones mayores	3.090.360	0	0	0	0	0	3.090.360
404	01	01	00	Repuestos mayores	1.488.165	0	0	0	0	0	1.488.165
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.279.424	0	0	0	0	0	1.279.424
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	208.741	0	0	0	0	0	208.741
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.602.195	0	0	0	0	0	1.602.195
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	841.519	0	0	0	0	0	841.519
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	760.676	0	0	0	0	0	760.676
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.143.622	0	0	0	0	0	1.143.622
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	20.408	0	0	0	0	0	20.408

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	15.000	0	0	0	0	0	15.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	398.337	0	0	0	0	0	398.337
404	03	05	00	Maquinaria y equipos industriales y de taller	259.506	0	0	0	0	0	259.506
404	03	06	00	Maquinaria y equipos de energía	206.864	0	0	0	0	0	206.864
404	03	07	00	Maquinaria y equipos de riego y acueductos	243.507	0	0	0	0	0	243.507
404	04	00	00	Equipos de transporte, tracción y elevación	1.857.382	0	0	0	0	0	1.857.382
404	04	01	00	Vehículos automotores terrestres	1.604.707	0	0	0	0	0	1.604.707
404	04	05	00	Vehículos de tracción no motorizados	9.169	0	0	0	0	0	9.169
404	04	06	00	Equipos auxiliares de transporte	243.506	0	0	0	0	0	243.506
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.142.714	0	0	0	0	0	3.142.714
404	05	01	00	Equipos de telecomunicaciones	2.755.980	0	0	0	0	0	2.755.980
404	05	02	00	Equipos de señalamiento	7.955	0	0	0	0	0	7.955
404	05	04	00	Equipos de correo	127.962	0	0	0	0	0	127.962
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	250.817	0	0	0	0	0	250.817
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	9.900	0	0	0	0	0	9.900
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	9.900	0	0	0	0	0	9.900
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.096.229	0	0	0	0	0	1.096.229
404	07	02	00	Equipos de enseñanza, deporte y recreación	195.672	0	0	0	0	0	195.672
404	07	03	00	Obras de arte	779.286	0	0	0	0	0	779.286
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	43.071	0	0	0	0	0	43.071
404	07	06	00	Instrumentos musicales y equipos de audio	78.200	0	0	0	0	0	78.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.480.926	0	0	0	0	0	13.480.926
404	09	01	00	Mobiliario y equipos de oficina	4.500.845	0	0	0	0	0	4.500.845
404	09	02	00	Equipos de computación	5.921.994	0	0	0	0	0	5.921.994
404	09	03	00	Mobiliario y equipos de alojamiento	2.783.086	0	0	0	0	0	2.783.086
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	275.001	0	0	0	0	0	275.001
404	12	00	00	Activos intangibles	1.544.768	0	0	0	0	0	1.544.768
404	12	04	00	Paquetes y programas de computación	1.544.768	0	0	0	0	0	1.544.768
404	99	00	00	Otros activos reales	5.594.679	0	0	0	0	0	5.594.679
404	99	01	00	Otros activos reales	5.594.679	0	0	0	0	0	5.594.679
407	**00**	**00**	**00**	**Transferencias y donaciones**	**164.338.269**	**0**	**0**	**0**	**0**	**0**	**164.338.269**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

06 - 11

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	153.426.114	0	0	0	0	0	153.426.114
407	01	01	00	Transferencias corrientes internas al sector privado	142.159.263	0	0	0	0	0	142.159.263
407	01	01	01	Pensiones del personal empleado, obrero y militar	6.500.000	0	0	0	0	0	6.500.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	62.000.000	0	0	0	0	0	62.000.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	898.077	0	0	0	0	0	898.077
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	2.345.320	0	0	0	0	0	2.345.320
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.458.216	0	0	0	0	0	7.458.216
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	7.899.245	0	0	0	0	0	7.899.245
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	25.058.405	0	0	0	0	0	25.058.405
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	30.000.000	0	0	0	0	0	30.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	2.466.103	0	0	0	0	0	2.466.103
407	01	02	01	Donaciones corrientes a personas	2.466.103	0	0	0	0	0	2.466.103
407	01	03	00	Transferencias corrientes internas al sector público	8.800.748	0	0	0	0	0	8.800.748
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	8.800.748	0	0	0	0	0	8.800.748
407	02	00	00	Transferencias y donaciones corrientes al exterior	10.912.155	0	0	0	0	0	10.912.155
407	02	01	00	Transferencias corrientes al exterior	8.000.000	0	0	0	0	0	8.000.000
407	02	01	04	Transferencias corrientes a organismos internacionales	8.000.000	0	0	0	0	0	8.000.000
407	02	02	00	Donaciones corrientes al exterior	2.912.155	0	0	0	0	0	2.912.155
407	02	02	01	Donaciones corrientes a personas	2.912.155	0	0	0	0	0	2.912.155
411	**00**	**00**	**00**	**Disminución de pasivos**	**11.000.000**	**0**	**0**	**0**	**0**	**0**	**11.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	11.000.000	0	0	0	0	0	11.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	10.000.000	0	0	0	0	0	10.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	1.000.000	0	0	0	0	0	1.000.000
				Totales	**1.545.300.748**	**0**	**0**	**0**	**0**	**0**	**1.545.300.748**

08

Ministerio del Poder Popular para la Defensa

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.652.880.182**	**0**	**0**	**2.190.296.441**	**0**	**0**	**8.843.176.623**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.753.333.405	0	0	1.036.571.661	0	0	2.789.905.066
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	198.200.087	0	0	0	0	0	198.200.087
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	3.205.045	0	0	0	0	0	3.205.045
401	01	03	00	Suplencias a empleados	2.697.370	0	0	0	0	0	2.697.370
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	193.821.545	0	0	0	0	0	193.821.545
401	01	13	00	Suplencias a obreros	2.294.513	0	0	0	0	0	2.294.513
401	01	18	00	Remuneraciones al personal contratado	14.954.045	0	0	0	0	0	14.954.045
401	01	20	00	Sueldo del personal militar profesional	908.304.463	0	0	862.419.797	0	0	1.770.724.260
401	01	21	00	Sueldo o ración del personal militar no profesional	421.456.337	0	0	169.951.864	0	0	591.408.201
401	01	30	00	Retribución al personal de reserva	8.400.000	0	0	4.200.000	0	0	12.600.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	172.459.810	0	0	0	0	0	172.459.810
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	87.572.618	0	0	0	0	0	87.572.618
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	319.397	0	0	0	0	0	319.397
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	84.567.795	0	0	0	0	0	84.567.795
401	03	00	00	Primas	787.369.203	0	0	318.047.190	0	0	1.105.416.393
401	03	01	00	Primas por mérito a empleados	11.749.040	0	0	0	0	0	11.749.040
401	03	02	00	Primas de transporte a empleados	5.947.286	0	0	0	0	0	5.947.286
401	03	03	00	Primas por hogar a empleados	5.062.086	0	0	0	0	0	5.062.086
401	03	04	00	Primas por hijos a empleados	2.514.876	0	0	0	0	0	2.514.876
401	03	07	00	Primas por categoría de escuelas a empleados	382.000	0	0	0	0	0	382.000
401	03	08	00	Primas de profesionalización a empleados	16.144.582	0	0	0	0	0	16.144.582
401	03	09	00	Primas por antigüedad a empleados	22.419.264	0	0	0	0	0	22.419.264
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.018.517	0	0	0	0	0	3.018.517
401	03	16	00	Primas por mérito a obreros	9.040.454	0	0	0	0	0	9.040.454
401	03	17	00	Primas de transporte a obreros	6.782.670	0	0	0	0	0	6.782.670
401	03	18	00	Primas por hogar a obreros	3.022.020	0	0	0	0	0	3.022.020
401	03	19	00	Primas por hijos de obreros	1.792.616	0	0	0	0	0	1.792.616
401	03	21	00	Primas por antigüedad a obreros	31.325.086	0	0	0	0	0	31.325.086
401	03	22	00	Primas de profesionalización a obreros	1.561.921	0	0	0	0	0	1.561.921
401	03	26	00	Primas por hijos al personal militar	79.000.000	0	0	39.500.000	0	0	118.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	27	00	Primas de profesionalización al personal militar	45.048.880	0	0	22.524.440	0	0	67.573.320
401	03	28	00	Primas por antigüedad al personal militar	143.623.424	0	0	71.811.712	0	0	215.435.136
401	03	29	00	Primas por potencial de ascenso al personal militar	1.216.320	0	0	608.160	0	0	1.824.480
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	182.584.616	0	0	91.292.308	0	0	273.876.924
401	03	37	00	Primas de transporte al personal contratado	624.150	0	0	0	0	0	624.150
401	03	38	00	Primas por hogar al personal contratado	295.650	0	0	0	0	0	295.650
401	03	39	00	Primas por hijos al personal contratado	118.260	0	0	0	0	0	118.260
401	03	40	00	Primas de profesionalización al personal contratado	1.505.347	0	0	0	0	0	1.505.347
401	03	96	00	Otras primas al personal contratado	695.269	0	0	0	0	0	695.269
401	03	97	00	Otras primas a empleados	18.042.707	0	0	0	0	0	18.042.707
401	03	98	00	Otras primas a obreros	9.231.022	0	0	0	0	0	9.231.022
401	03	99	00	Otras primas al personal militar	184.621.140	0	0	92.310.570	0	0	276.931.710
401	04	00	00	Complementos de sueldos y salarios	2.262.258.563	0	0	766.303.342	0	0	3.028.561.905
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	13.575.612	0	0	0	0	0	13.575.612
401	04	02	00	Complemento a empleados por trabajo nocturno	33.766.487	0	0	0	0	0	33.766.487
401	04	03	00	Complemento a empleados por gastos de alimentación	3.773.402	0	0	0	0	0	3.773.402
401	04	08	00	Bono compensatorio de alimentación a empleados	207.281.140	0	0	0	0	0	207.281.140
401	04	09	00	Bono compensatorio de transporte a empleados	474.558	0	0	0	0	0	474.558
401	04	10	00	Complemento a empleados por días feriados	27.864.044	0	0	0	0	0	27.864.044
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.932.762	0	0	0	0	0	2.932.762
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	9.200.328	0	0	0	0	0	9.200.328
401	04	18	00	Bono compensatorio de alimentación a obreros	210.409.560	0	0	0	0	0	210.409.560
401	04	19	00	Bono compensatorio de transporte a obreros	300.000	0	0	0	0	0	300.000
401	04	20	00	Complemento a obreros por días feriados	7.096.766	0	0	0	0	0	7.096.766
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.143.741	0	0	0	0	0	2.143.741
401	04	26	00	Bono compensatorio de alimentación al personal contratado	19.583.100	0	0	0	0	0	19.583.100
401	04	27	00	Bono compensatorio de transporte al personal contratado	250.000	0	0	0	0	0	250.000
401	04	28	00	Complemento al personal contratado por días feriados	1.022.966	0	0	0	0	0	1.022.966
401	04	32	00	Complemento al personal militar por gastos de alimentación	489.493.800	0	0	216.396.900	0	0	705.890.700
401	04	33	00	Complemento al personal militar por gastos de transporte	208.200.000	0	0	96.000.000	0	0	304.200.000
401	04	34	00	Complemento al personal militar en el exterior	140.000.000	0	0	70.000.000	0	0	210.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	35	00	Bono compensatorio de alimentación al personal militar	721.990.940	0	0	360.995.470	0	0	1.082.986.410
401	04	96	00	Otros complementos a empleados	58.471.740	0	0	0	0	0	58.471.740
401	04	97	00	Otros complementos a obreros	53.319.421	0	0	0	0	0	53.319.421
401	04	98	00	Otros complementos al personal contratado	5.286.252	0	0	0	0	0	5.286.252
401	04	99	00	Otros complementos al personal militar	45.821.944	0	0	22.910.972	0	0	68.732.916
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	904.299.752	0	0	0	0	0	904.299.752
401	05	03	00	Bono vacacional a empleados	104.457.554	0	0	0	0	0	104.457.554
401	05	06	00	Bono vacacional a obreros	79.897.644	0	0	0	0	0	79.897.644
401	05	08	00	Bono vacacional al personal contratado	10.785.744	0	0	0	0	0	10.785.744
401	05	10	00	Bono vacacional al personal militar	709.158.810	0	0	0	0	0	709.158.810
401	06	00	00	Aportes patronales y legales	114.108.054	0	0	17.048.738	0	0	131.156.792
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	35.278.363	0	0	0	0	0	35.278.363
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	8.398.443	0	0	0	0	0	8.398.443
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	5.598.962	0	0	0	0	0	5.598.962
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	5.598.962	0	0	0	0	0	5.598.962
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	12.020.141	0	0	0	0	0	12.020.141
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	4.808.145	0	0	0	0	0	4.808.145
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.205.430	0	0	0	0	0	3.205.430
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.205.430	0	0	0	0	0	3.205.430
401	06	19	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal militar	34.097.476	0	0	17.048.738	0	0	51.146.214
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.447.958	0	0	0	0	0	1.447.958
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	321.769	0	0	0	0	0	321.769
401	06	95	00	Otros aportes legales por personal contratado	126.975	0	0	0	0	0	126.975
401	07	00	00	Asistencia socio-económica	459.860.122	0	0	47.285.510	0	0	507.145.632
401	07	01	00	Capacitación y adiestramiento a empleados	200.000	0	0	0	0	0	200.000
401	07	02	00	Becas a empleados	3.000.000	0	0	0	0	0	3.000.000
401	07	03	00	Ayudas por matrimonio a empleados	370.000	0	0	0	0	0	370.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	561.749	0	0	0	0	0	561.749
401	07	05	00	Ayudas por defunción a empleados	577.499	0	0	0	0	0	577.499
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	3.000.000	0	0	0	0	0	3.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	25.322.760	0	0	0	0	0	25.322.760
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	67.000.000	0	0	0	0	0	67.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.500.000	0	0	0	0	0	6.500.000
401	07	10	00	Dotación de uniformes a empleados	41.949.000	0	0	0	0	0	41.949.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	7.000.000	0	0	0	0	0	7.000.000
401	07	17	00	Capacitación y adiestramiento a obreros	40.000	0	0	0	0	0	40.000
401	07	18	00	Becas a obreros	3.000.000	0	0	0	0	0	3.000.000
401	07	19	00	Ayudas por matrimonio de obreros	305.000	0	0	0	0	0	305.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	450.000	0	0	0	0	0	450.000
401	07	21	00	Ayudas por defunción a obreros	450.000	0	0	0	0	0	450.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.500.000	0	0	0	0	0	2.500.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	18.946.910	0	0	0	0	0	18.946.910
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	44.000.000	0	0	0	0	0	44.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.500.000	0	0	0	0	0	4.500.000
401	07	26	00	Dotación de uniformes a obreros	36.663.000	0	0	0	0	0	36.663.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	8.000.000	0	0	0	0	0	8.000.000
401	07	33	00	Asistencia socio-económica al personal contratado	2.000.000	0	0	0	0	0	2.000.000
401	07	34	00	Capacitación y adiestramiento al personal militar	3.980.000	0	0	0	0	0	3.980.000
401	07	35	00	Becas al personal militar	7.500.000	0	0	0	0	0	7.500.000
401	07	36	00	Ayudas por matrimonio al personal militar	1.670.000	0	0	0	0	0	1.670.000
401	07	37	00	Ayudas por nacimiento de hijos al personal militar	3.494.000	0	0	0	0	0	3.494.000
401	07	38	00	Ayudas por defunción al personal militar	1.250.000	0	0	0	0	0	1.250.000
401	07	39	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal militar	11.000.000	0	0	0	0	0	11.000.000
401	07	40	00	Aporte patronal a caja de ahorro por personal militar	94.571.021	0	0	47.285.510	0	0	141.856.531
401	07	41	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios personal militar	2.059.183	0	0	0	0	0	2.059.183
401	07	42	00	Ayudas al personal militar para adquisición de uniformes y útiles escolares de sus hijos	20.000.000	0	0	0	0	0	20.000.000
401	07	44	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal militar	11.000.000	0	0	0	0	0	11.000.000
401	07	96	00	Otras subvenciones a empleados	3.500.000	0	0	0	0	0	3.500.000
401	07	97	00	Otras subvenciones a obreros	3.500.000	0	0	0	0	0	3.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	98	00	Otras subvenciones al personal militar	20.000.000	0	0	0	0	0	20.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	187.669.273	0	0	0	0	0	187.669.273
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	89.518.366	0	0	0	0	0	89.518.366
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	87.484.402	0	0	0	0	0	87.484.402
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	10.666.505	0	0	0	0	0	10.666.505
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	1.100.000	0	0	0	0	0	1.100.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	1.100.000	0	0	0	0	0	1.100.000
401	96	00	00	Otros gastos del personal empleado	152.000	0	0	0	0	0	152.000
401	96	01	00	Otros gastos del personal empleado	152.000	0	0	0	0	0	152.000
401	97	00	00	Otros gastos del personal obrero	190.000	0	0	0	0	0	190.000
401	97	01	00	Otros gastos del personal obrero	190.000	0	0	0	0	0	190.000
401	98	00	00	Otros gastos del personal militar	10.080.000	0	0	5.040.000	0	0	15.120.000
401	98	01	00	Otros gastos del personal militar	10.080.000	0	0	5.040.000	0	0	15.120.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.958.870.008**	**0**	**0**	**0**	**0**	**0**	**1.958.870.008**
402	01	00	00	Productos alimenticios y agropecuarios	151.947.710	0	0	0	0	0	151.947.710
402	01	01	00	Alimentos y bebidas para personas	149.804.629	0	0	0	0	0	149.804.629
402	01	02	00	Alimentos para animales	1.967.831	0	0	0	0	0	1.967.831
402	01	03	00	Productos agrícolas y pecuarios	175.250	0	0	0	0	0	175.250
402	02	00	00	Productos de minas, canteras y yacimientos	5.176.282	0	0	0	0	0	5.176.282
402	02	02	00	Petróleo crudo y gas natural	12.000	0	0	0	0	0	12.000
402	02	04	00	Mineral no ferroso	2.000	0	0	0	0	0	2.000
402	02	05	00	Piedra, arcilla, arena y tierra	5.045.873	0	0	0	0	0	5.045.873
402	02	07	00	Sal para uso industrial	32.000	0	0	0	0	0	32.000
402	02	99	00	Otros productos de minas, canteras y yacimientos	84.409	0	0	0	0	0	84.409
402	03	00	00	Textiles y vestuarios	510.530.728	0	0	0	0	0	510.530.728
402	03	01	00	Textiles	113.936.902	0	0	0	0	0	113.936.902
402	03	02	00	Prendas de vestir	310.485.301	0	0	0	0	0	310.485.301
402	03	03	00	Calzados	80.619.980	0	0	0	0	0	80.619.980
402	03	99	00	Otros productos textiles y vestuarios	5.488.545	0	0	0	0	0	5.488.545
402	04	00	00	Productos de cuero y caucho	83.034.147	0	0	0	0	0	83.034.147
402	04	01	00	Cueros y pieles	247.000	0	0	0	0	0	247.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	02	00	Productos de cuero y sucedáneos del cuero	3.240.536	0	0	0	0	0	3.240.536
402	04	03	00	Cauchos y tripas para vehículos	79.546.611	0	0	0	0	0	79.546.611
402	05	00	00	Productos de papel, cartón e impresos	100.438.701	0	0	0	0	0	100.438.701
402	05	01	00	Pulpa de madera, papel y cartón	16.231.956	0	0	0	0	0	16.231.956
402	05	02	00	Envases y cajas de papel y cartón	6.922.459	0	0	0	0	0	6.922.459
402	05	03	00	Productos de papel y cartón para oficina	49.439.847	0	0	0	0	0	49.439.847
402	05	04	00	Libros, revistas y periódicos	1.304.992	0	0	0	0	0	1.304.992
402	05	05	00	Material de enseñanza	821.622	0	0	0	0	0	821.622
402	05	06	00	Productos de papel y cartón para computación	8.467.044	0	0	0	0	0	8.467.044
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	17.218.845	0	0	0	0	0	17.218.845
402	05	99	00	Otros productos de pulpa, papel y cartón	31.936	0	0	0	0	0	31.936
402	06	00	00	Productos químicos y derivados	397.300.778	0	0	0	0	0	397.300.778
402	06	01	00	Sustancias químicas y de uso industrial	19.390.264	0	0	0	0	0	19.390.264
402	06	02	00	Abonos, plaguicidas y otros	789.308	0	0	0	0	0	789.308
402	06	03	00	Tintas, pinturas y colorantes	47.812.628	0	0	0	0	0	47.812.628
402	06	04	00	Productos farmacéuticos y medicamentos	223.467.981	0	0	0	0	0	223.467.981
402	06	05	00	Productos de tocador	3.809.740	0	0	0	0	0	3.809.740
402	06	06	00	Combustibles y lubricantes	31.503.124	0	0	0	0	0	31.503.124
402	06	07	00	Productos diversos derivados del petróleo y del carbón	2.464.011	0	0	0	0	0	2.464.011
402	06	08	00	Productos plásticos	24.106.468	0	0	0	0	0	24.106.468
402	06	09	00	Mezclas explosivas	86.400	0	0	0	0	0	86.400
402	06	99	00	Otros productos de la industria química y conexos	43.870.854	0	0	0	0	0	43.870.854
402	07	00	00	Productos minerales no metálicos	7.545.875	0	0	0	0	0	7.545.875
402	07	01	00	Productos de barro, loza y porcelana	382.444	0	0	0	0	0	382.444
402	07	02	00	Vidrios y productos de vidrio	914.496	0	0	0	0	0	914.496
402	07	03	00	Productos de arcilla para construcción	1.574.038	0	0	0	0	0	1.574.038
402	07	04	00	Cemento, cal y yeso	4.657.493	0	0	0	0	0	4.657.493
402	07	99	00	Otros productos minerales no metálicos	17.404	0	0	0	0	0	17.404
402	08	00	00	Productos metálicos	190.203.559	0	0	0	0	0	190.203.559
402	08	01	00	Productos primarios de hierro y acero	4.522.970	0	0	0	0	0	4.522.970
402	08	02	00	Productos de metales no ferrosos	575.627	0	0	0	0	0	575.627

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	28.253.798	0	0	0	0	0	28.253.798
402	08	04	00	Productos metálicos estructurales	1.162.307	0	0	0	0	0	1.162.307
402	08	05	00	Materiales de orden público, seguridad y defensa	48.032.600	0	0	0	0	0	48.032.600
402	08	07	00	Material de señalamiento	830.636	0	0	0	0	0	830.636
402	08	08	00	Material de educación	1.086.527	0	0	0	0	0	1.086.527
402	08	09	00	Repuestos y accesorios para equipos de transporte	83.876.688	0	0	0	0	0	83.876.688
402	08	10	00	Repuestos y accesorios para otros equipos	18.910.441	0	0	0	0	0	18.910.441
402	08	99	00	Otros productos metálicos	2.951.965	0	0	0	0	0	2.951.965
402	09	00	00	Productos de madera	2.814.114	0	0	0	0	0	2.814.114
402	09	01	00	Productos primarios de madera	1.910.871	0	0	0	0	0	1.910.871
402	09	02	00	Muebles y accesorios de madera para edificaciones	903.243	0	0	0	0	0	903.243
402	10	00	00	Productos varios y útiles diversos	509.850.114	0	0	0	0	0	509.850.114
402	10	01	00	Artículos de deporte, recreación y juguetes	4.948.324	0	0	0	0	0	4.948.324
402	10	02	00	Materiales y útiles de limpieza y aseo	50.587.561	0	0	0	0	0	50.587.561
402	10	03	00	Utensilios de cocina y comedor	12.824.873	0	0	0	0	0	12.824.873
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	311.412.465	0	0	0	0	0	311.412.465
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	19.379.003	0	0	0	0	0	19.379.003
402	10	06	00	Condecoraciones, ofrendas y similares	9.492.670	0	0	0	0	0	9.492.670
402	10	07	00	Productos de seguridad en el trabajo	6.462.736	0	0	0	0	0	6.462.736
402	10	08	00	Materiales para equipos de computación	32.249.772	0	0	0	0	0	32.249.772
402	10	10	00	Útiles religiosos	104.780	0	0	0	0	0	104.780
402	10	11	00	Materiales eléctricos	28.671.454	0	0	0	0	0	28.671.454
402	10	12	00	Materiales para instalaciones sanitarias	15.935.654	0	0	0	0	0	15.935.654
402	10	13	00	Materiales fotográficos	16.632.288	0	0	0	0	0	16.632.288
402	10	99	00	Otros productos y útiles diversos	1.148.534	0	0	0	0	0	1.148.534
402	99	00	00	Otros materiales y suministros	28.000	0	0	0	0	0	28.000
402	99	01	00	Otros materiales y suministros	28.000	0	0	0	0	0	28.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.164.293.843**	**0**	**0**	**9.703.559**	**0**	**0**	**1.173.997.402**
403	01	00	00	Alquileres de inmuebles	282.950	0	0	0	0	0	282.950
403	01	01	00	Alquileres de edificios y locales	257.950	0	0	0	0	0	257.950
403	01	02	00	Alquileres de instalaciones culturales y recreativas	25.000	0	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	00	00	Alquileres de maquinaria y equipos	2.450.339	0	0	0	0	0	2.450.339
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	539.500	0	0	0	0	0	539.500
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	99.000	0	0	0	0	0	99.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	233.101	0	0	0	0	0	233.101
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	21.250	0	0	0	0	0	21.250
403	02	99	00	Alquileres de otras maquinaria y equipos	1.552.488	0	0	0	0	0	1.552.488
403	03	00	00	Derechos sobre bienes intangibles	281.899	0	0	0	0	0	281.899
403	03	03	00	Paquetes y programas de computación	281.899	0	0	0	0	0	281.899
403	04	00	00	Servicios básicos	147.252.227	0	0	0	0	0	147.252.227
403	04	01	00	Electricidad	26.206.950	0	0	0	0	0	26.206.950
403	04	02	00	Gas	1.015.849	0	0	0	0	0	1.015.849
403	04	03	00	Agua	70.000.000	0	0	0	0	0	70.000.000
403	04	04	00	Teléfonos	22.399.767	0	0	0	0	0	22.399.767
403	04	05	00	Servicio de comunicaciones	12.621.233	0	0	0	0	0	12.621.233
403	04	06	00	Servicio de aseo urbano y domiciliario	15.008.428	0	0	0	0	0	15.008.428
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	5.170.000	0	0	0	0	0	5.170.000
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	5.070.000	0	0	0	0	0	5.070.000
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	40.000	0	0	0	0	0	40.000
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	60.000	0	0	0	0	0	60.000
403	06	00	00	Servicios de transporte y almacenaje	1.524.873	0	0	0	0	0	1.524.873
403	06	01	00	Fletes y embalajes	1.286.300	0	0	0	0	0	1.286.300
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	238.573	0	0	0	0	0	238.573
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.341.761	0	0	0	0	0	10.341.761
403	07	01	00	Publicidad y propaganda	286.800	0	0	0	0	0	286.800
403	07	02	00	Imprenta y reproducción	3.236.169	0	0	0	0	0	3.236.169
403	07	03	00	Relaciones sociales	5.466.831	0	0	0	0	0	5.466.831
403	07	04	00	Avisos	1.351.961	0	0	0	0	0	1.351.961
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	116.363.957	0	0	0	0	0	116.363.957
403	08	01	00	Primas y gastos de seguros	116.278.711	0	0	0	0	0	116.278.711
403	08	02	00	Comisiones y gastos bancarios	22.196	0	0	0	0	0	22.196

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	03	00	Comisiones y gastos de adquisición de seguros	63.050	0	0	0	0	0	63.050
403	09	00	00	Viáticos y pasajes	174.790.429	0	0	0	0	0	174.790.429
403	09	01	00	Viáticos y pasajes dentro del país	114.434.418	0	0	0	0	0	114.434.418
403	09	02	00	Viáticos y pasajes fuera del país	60.355.173	0	0	0	0	0	60.355.173
403	09	03	00	Asignación por kilómetros recorridos	838	0	0	0	0	0	838
403	10	00	00	Servicios profesionales y técnicos	9.768.673	0	0	0	0	0	9.768.673
403	10	01	00	Servicios jurídicos	54.000	0	0	0	0	0	54.000
403	10	03	00	Servicios de procesamiento de datos	1.341.046	0	0	0	0	0	1.341.046
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	900.575	0	0	0	0	0	900.575
403	10	06	00	Servicios de veterinaria	390.000	0	0	0	0	0	390.000
403	10	07	00	Servicios de capacitación y adiestramiento	3.030.828	0	0	0	0	0	3.030.828
403	10	09	00	Servicios de lavandería y tintorería	1.454.072	0	0	0	0	0	1.454.072
403	10	10	00	Servicios de vigilancia	120.000	0	0	0	0	0	120.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.925.124	0	0	0	0	0	1.925.124
403	10	99	00	Otros servicios profesionales y técnicos	553.028	0	0	0	0	0	553.028
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	203.347.794	0	0	0	0	0	203.347.794
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	18.396.630	0	0	0	0	0	18.396.630
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	90.350.160	0	0	0	0	0	90.350.160
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.576.869	0	0	0	0	0	5.576.869
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	37.083.890	0	0	0	0	0	37.083.890
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	839.540	0	0	0	0	0	839.540
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	468.880	0	0	0	0	0	468.880
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	36.148.436	0	0	0	0	0	36.148.436
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	14.483.389	0	0	0	0	0	14.483.389
403	12	00	00	Conservación y reparaciones menores de obras	134.369.217	0	0	0	0	0	134.369.217
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	134.141.217	0	0	0	0	0	134.141.217
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	228.000	0	0	0	0	0	228.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.399.700	0	0	0	0	0	1.399.700
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.399.700	0	0	0	0	0	1.399.700
403	18	00	00	Impuestos indirectos	330.769.557	0	0	1.039.667	0	0	331.809.224

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	330.769.557	0	0	1.039.667	0	0	331.809.224
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	24.375.647	0	0	8.663.892	0	0	33.039.539
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	24.375.647	0	0	8.663.892	0	0	33.039.539
403	99	00	00	Otros servicios no personales	1.804.820	0	0	0	0	0	1.804.820
403	99	01	00	Otros servicios no personales	1.804.820	0	0	0	0	0	1.804.820
404	**00**	**00**	**00**	**Activos reales**	**261.193.765**	**16.087.081.911**	**0**	**0**	**0**	**0**	**16.348.275.676**
404	01	00	00	Repuestos y reparaciones mayores	66.672.564	0	0	0	0	0	66.672.564
404	01	01	00	Repuestos mayores	39.146.164	0	0	0	0	0	39.146.164
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	2.090.000	0	0	0	0	0	2.090.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	34.417.647	0	0	0	0	0	34.417.647
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	1.688.517	0	0	0	0	0	1.688.517
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	950.000	0	0	0	0	0	950.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	27.526.400	0	0	0	0	0	27.526.400
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	6.101.100	0	0	0	0	0	6.101.100
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	18.735.300	0	0	0	0	0	18.735.300
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	550.000	0	0	0	0	0	550.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	2.140.000	0	0	0	0	0	2.140.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	23.013.297	0	0	0	0	0	23.013.297
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	3.283.229	0	0	0	0	0	3.283.229
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	7.332.000	0	0	0	0	0	7.332.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	502.000	0	0	0	0	0	502.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.987.468	0	0	0	0	0	1.987.468
404	03	05	00	Maquinaria y equipos industriales y de taller	5.908.600	0	0	0	0	0	5.908.600
404	03	06	00	Maquinaria y equipos de energía	4.000.000	0	0	0	0	0	4.000.000
404	04	00	00	Equipos de transporte, tracción y elevación	79.815.929	0	0	0	0	0	79.815.929
404	04	01	00	Vehículos automotores terrestres	69.615.929	0	0	0	0	0	69.615.929
404	04	03	00	Equipos marítimos de transporte	5.000.000	0	0	0	0	0	5.000.000
404	04	06	00	Equipos auxiliares de transporte	5.200.000	0	0	0	0	0	5.200.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.244.448	0	0	0	0	0	5.244.448
404	05	01	00	Equipos de telecomunicaciones	5.244.448	0	0	0	0	0	5.244.448

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	178.936	0	0	0	0	0	178.936
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	135.936	0	0	0	0	0	135.936
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	43.000	0	0	0	0	0	43.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.686.816	0	0	0	0	0	4.686.816
404	07	01	00	Equipos científicos y de laboratorio	466.600	0	0	0	0	0	466.600
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.956.740	0	0	0	0	0	1.956.740
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	6.000	0	0	0	0	0	6.000
404	07	05	00	Equipos religiosos	137.476	0	0	0	0	0	137.476
404	07	06	00	Instrumentos musicales y equipos de audio	1.870.000	0	0	0	0	0	1.870.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	250.000	0	0	0	0	0	250.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	19.646.117	16.087.081.911	0	0	0	0	16.106.728.028
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	18.073.000	16.087.081.911	0	0	0	0	16.105.154.911
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	1.573.117	0	0	0	0	0	1.573.117
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	60.405.658	0	0	0	0	0	60.405.658
404	09	01	00	Mobiliario y equipos de oficina	15.236.499	0	0	0	0	0	15.236.499
404	09	02	00	Equipos de computación	14.132.531	0	0	0	0	0	14.132.531
404	09	03	00	Mobiliario y equipos de alojamiento	29.565.914	0	0	0	0	0	29.565.914
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.470.714	0	0	0	0	0	1.470.714
404	11	00	00	Inmuebles, maquinaria y equipos usados	195.000	0	0	0	0	0	195.000
404	11	05	00	Adquisición de maquinaria y equipos usados	195.000	0	0	0	0	0	195.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	195.000	0	0	0	0	0	195.000
404	12	00	00	Activos intangibles	1.335.000	0	0	0	0	0	1.335.000
404	12	04	00	Paquetes y programas de computación	1.335.000	0	0	0	0	0	1.335.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**240.507.302**	**0**	**0**	**0**	**0**	**0**	**240.507.302**
406	01	00	00	Gastos de defensa y seguridad del Estado	240.507.302	0	0	0	0	0	240.507.302
406	01	01	00	Gastos de defensa y seguridad del Estado	240.507.302	0	0	0	0	0	240.507.302
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.750.254.900**	**0**	**0**	**800.000.000**	**0**	**0**	**3.550.254.900**
407	01	00	00	Transferencias y donaciones corrientes internas	2.750.117.452	0	0	800.000.000	0	0	3.550.117.452
407	01	01	00	Transferencias corrientes internas al sector privado	239.059.325	0	0	0	0	0	239.059.325
407	01	01	01	Pensiones del personal empleado, obrero y militar	54.659.178	0	0	0	0	0	54.659.178
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	170.962.488	0	0	0	0	0	170.962.488

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	04	Becas universitarias en el país	1.007.537	0	0	0	0	0	1.007.537
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.263.952	0	0	0	0	0	1.263.952
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.591.554	0	0	0	0	0	1.591.554
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	2.880.260	0	0	0	0	0	2.880.260
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	6.506.920	0	0	0	0	0	6.506.920
407	01	01	73	Subsidios a instituciones benéficas privadas	187.436	0	0	0	0	0	187.436
407	01	02	00	Donaciones corrientes internas al sector privado	1.500.000	0	0	0	0	0	1.500.000
407	01	02	01	Donaciones corrientes a personas	1.500.000	0	0	0	0	0	1.500.000
407	01	03	00	Transferencias corrientes internas al sector público	2.509.558.127	0	0	800.000.000	0	0	3.309.558.127
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	310.422.048	0	0	0	0	0	310.422.048
407	01	03	04	Transferencias corrientes a instituciones de protección social	93.907.327	0	0	0	0	0	93.907.327
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	2.105.228.752	0	0	800.000.000	0	0	2.905.228.752
407	02	00	00	Transferencias y donaciones corrientes al exterior	137.448	0	0	0	0	0	137.448
407	02	01	00	Transferencias corrientes al exterior	137.448	0	0	0	0	0	137.448
407	02	01	04	Transferencias corrientes a organismos internacionales	137.448	0	0	0	0	0	137.448
411	**00**	**00**	**00**	**Disminución de pasivos**	**20.500.000**	**0**	**0**	**0**	**0**	**0**	**20.500.000**
411	11	00	00	Obligaciones de ejercicios anteriores	20.500.000	0	0	0	0	0	20.500.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	20.500.000	0	0	0	0	0	20.500.000
				Totales	**13.048.500.000**	**16.087.081.911**	**0**	**3.000.000.000**	**0**	**0**	**32.135.581.911**

10

Ministerio del Poder Popular para la Educación

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**17.133.164.671**	**0**	**0**	**3.668.545.004**	**0**	**0**	**20.801.709.675**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.519.471.938	0	0	400.738.337	0	0	9.920.210.275
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.297.097.372	0	0	234.943.740	0	0	4.532.041.112
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	1.991.087.280	0	0	115.229.044	0	0	2.106.316.324
401	01	03	00	Suplencias a empleados	21.169.480	0	0	0	0	0	21.169.480
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.688.257.807	0	0	50.565.553	0	0	1.738.823.360
401	01	13	00	Suplencias a obreros	9.691.908	0	0	0	0	0	9.691.908
401	01	18	00	Remuneraciones al personal contratado	1.285.197	0	0	0	0	0	1.285.197
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	608.925.748	0	0	0	0	0	608.925.748
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	12.618	0	0	0	0	0	12.618
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.160.580	0	0	0	0	0	1.160.580
401	01	99	00	Otras retribuciones	900.783.948	0	0	0	0	0	900.783.948
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	513.819.821	0	0	0	0	0	513.819.821
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	172.637.114	0	0	0	0	0	172.637.114
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	341.182.707	0	0	0	0	0	341.182.707
401	03	00	00	Primas	1.615.573.800	0	0	16.072.501	0	0	1.631.646.301
401	03	01	00	Primas por mérito a empleados	249.486.865	0	0	0	0	0	249.486.865
401	03	02	00	Primas de transporte a empleados	289.261.911	0	0	5.604.620	0	0	294.866.531
401	03	08	00	Primas de profesionalización a empleados	33.585.555	0	0	859.960	0	0	34.445.515
401	03	09	00	Primas por antigüedad a empleados	201.524.760	0	0	0	0	0	201.524.760
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	22.199.746	0	0	0	0	0	22.199.746
401	03	16	00	Primas por mérito a obreros	3.252.319	0	0	0	0	0	3.252.319
401	03	19	00	Primas por hijos de obreros	4.855	0	0	0	0	0	4.855
401	03	21	00	Primas por antigüedad a obreros	4.160.452	0	0	0	0	0	4.160.452
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	13.599	0	0	0	0	0	13.599
401	03	47	00	Primas al personal de alto nivel y de dirección	1.563.954	0	0	0	0	0	1.563.954
401	03	97	00	Otras primas a empleados	809.515.333	0	0	9.607.921	0	0	819.123.254
401	03	98	00	Otras primas a obreros	1.004.451	0	0	0	0	0	1.004.451
401	04	00	00	Complementos de sueldos y salarios	2.828.514.279	0	0	53.703.618	0	0	2.882.217.897
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	3.730.179	0	0	0	0	0	3.730.179

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	02	00	Complemento a empleados por trabajo nocturno	25.847.048	0	0	0	0	0	25.847.048
401	04	03	00	Complemento a empleados por gastos de alimentación	2.606.269	0	0	0	0	0	2.606.269
401	04	04	00	Complemento a empleados por gastos de transporte	55.500	0	0	0	0	0	55.500
401	04	08	00	Bono compensatorio de alimentación a empleados	1.956.575.886	0	0	33.325.890	0	0	1.989.901.776
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	3.897.541	0	0	0	0	0	3.897.541
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	17.011.252	0	0	0	0	0	17.011.252
401	04	16	00	Complemento a obreros por gastos de alimentación	876.697	0	0	0	0	0	876.697
401	04	17	00	Complemento a obreros por gastos de transporte	15.000	0	0	0	0	0	15.000
401	04	18	00	Bono compensatorio de alimentación a obreros	773.100.315	0	0	20.377.728	0	0	793.478.043
401	04	19	00	Bono compensatorio de transporte a obreros	982.090	0	0	0	0	0	982.090
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.188.638	0	0	0	0	0	1.188.638
401	04	25	00	Complemento al personal contratado por gastos de alimentación	223.430	0	0	0	0	0	223.430
401	04	96	00	Otros complementos a empleados	19.723.200	0	0	0	0	0	19.723.200
401	04	97	00	Otros complementos a obreros	22.681.234	0	0	0	0	0	22.681.234
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	413.426.344	0	0	348.486.951	0	0	761.913.295
401	05	01	00	Aguinaldos a empleados	0	0	0	257.137.787	0	0	257.137.787
401	05	03	00	Bono vacacional a empleados	220.722.865	0	0	0	0	0	220.722.865
401	05	04	00	Aguinaldos a obreros	0	0	0	91.349.164	0	0	91.349.164
401	05	06	00	Bono vacacional a obreros	191.941.677	0	0	0	0	0	191.941.677
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.953	0	0	0	0	0	14.953
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	746.849	0	0	0	0	0	746.849
401	06	00	00	Aportes patronales y legales	817.595.858	0	0	277.000.000	0	0	1.094.595.858
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	86.589.221	0	0	0	0	0	86.589.221
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	560.073.457	0	0	277.000.000	0	0	837.073.457
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	24.182.646	0	0	0	0	0	24.182.646
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	80.940.500	0	0	0	0	0	80.940.500
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	46.171.536	0	0	0	0	0	46.171.536
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	19.638.498	0	0	0	0	0	19.638.498
401	07	00	00	Asistencia socio-económica	1.174.752.236	0	0	2.570.135.715	0	0	3.744.887.951
401	07	01	00	Capacitación y adiestramiento a empleados	189.000	0	0	0	0	0	189.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	02	00	Becas a empleados	8.160.000	0	0	0	0	0	8.160.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	831.744.824	0	0	1.997.544.825	0	0	2.829.289.649
401	07	18	00	Becas a obreros	8.160.000	0	0	0	0	0	8.160.000
401	07	19	00	Ayudas por matrimonio de obreros	20.000	0	0	0	0	0	20.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	30.000	0	0	0	0	0	30.000
401	07	21	00	Ayudas por defunción a obreros	30.000	0	0	0	0	0	30.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.647.800	0	0	0	0	0	2.647.800
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	85.379.722	0	0	0	0	0	85.379.722
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	238.390.890	0	0	572.590.890	0	0	810.981.780
401	08	00	00	Prestaciones sociales e indemnizaciones	140.170.000	0	0	0	0	0	140.170.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	65.195.000	0	0	0	0	0	65.195.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	50.100.000	0	0	0	0	0	50.100.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	24.875.000	0	0	0	0	0	24.875.000
401	96	00	00	Otros gastos del personal empleado	21.648.387	0	0	0	0	0	21.648.387
401	96	01	00	Otros gastos del personal empleado	21.648.387	0	0	0	0	0	21.648.387
401	97	00	00	Otros gastos del personal obrero	88.192.008	0	0	2.407.882	0	0	90.599.890
401	97	01	00	Otros gastos del personal obrero	88.192.008	0	0	2.407.882	0	0	90.599.890
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.227.106.799**	**0**	**0**	**1.600.000.000**	**0**	**0**	**4.827.106.799**
402	01	00	00	Productos alimenticios y agropecuarios	2.920.415.919	0	0	1.600.000.000	0	0	4.520.415.919
402	01	01	00	Alimentos y bebidas para personas	2.916.579.957	0	0	1.600.000.000	0	0	4.516.579.957
402	01	02	00	Alimentos para animales	1.776.016	0	0	0	0	0	1.776.016
402	01	03	00	Productos agrícolas y pecuarios	2.020.946	0	0	0	0	0	2.020.946
402	01	99	00	Otros productos alimenticios y agropecuarios	39.000	0	0	0	0	0	39.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.677.503	0	0	0	0	0	1.677.503
402	02	01	00	Carbón mineral	4.981	0	0	0	0	0	4.981
402	02	02	00	Petróleo crudo y gas natural	723.462	0	0	0	0	0	723.462
402	02	03	00	Mineral de hierro	4.018	0	0	0	0	0	4.018
402	02	04	00	Mineral no ferroso	54.998	0	0	0	0	0	54.998
402	02	05	00	Piedra, arcilla, arena y tierra	889.988	0	0	0	0	0	889.988
402	02	06	00	Mineral para la fabricación de productos químicos	56	0	0	0	0	0	56
402	03	00	00	Textiles y vestuarios	35.246.369	0	0	0	0	0	35.246.369

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	13.514.584	0	0	0	0	0	13.514.584
402	03	02	00	Prendas de vestir	18.807.858	0	0	0	0	0	18.807.858
402	03	03	00	Calzados	2.818.081	0	0	0	0	0	2.818.081
402	03	99	00	Otros productos textiles y vestuarios	105.846	0	0	0	0	0	105.846
402	04	00	00	Productos de cuero y caucho	2.018.389	0	0	0	0	0	2.018.389
402	04	01	00	Cueros y pieles	102.548	0	0	0	0	0	102.548
402	04	02	00	Productos de cuero y sucedáneos del cuero	37.636	0	0	0	0	0	37.636
402	04	03	00	Cauchos y tripas para vehículos	1.875.941	0	0	0	0	0	1.875.941
402	04	99	00	Otros productos de cuero y caucho	2.264	0	0	0	0	0	2.264
402	05	00	00	Productos de papel, cartón e impresos	72.422.734	0	0	0	0	0	72.422.734
402	05	01	00	Pulpa de madera, papel y cartón	7.588.387	0	0	0	0	0	7.588.387
402	05	02	00	Envases y cajas de papel y cartón	2.201.371	0	0	0	0	0	2.201.371
402	05	03	00	Productos de papel y cartón para oficina	30.657.127	0	0	0	0	0	30.657.127
402	05	04	00	Libros, revistas y periódicos	4.900.070	0	0	0	0	0	4.900.070
402	05	05	00	Material de enseñanza	9.812.571	0	0	0	0	0	9.812.571
402	05	06	00	Productos de papel y cartón para computación	2.898.127	0	0	0	0	0	2.898.127
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	12.360.722	0	0	0	0	0	12.360.722
402	05	99	00	Otros productos de pulpa, papel y cartón	2.004.359	0	0	0	0	0	2.004.359
402	06	00	00	Productos químicos y derivados	46.480.474	0	0	0	0	0	46.480.474
402	06	01	00	Sustancias químicas y de uso industrial	723.256	0	0	0	0	0	723.256
402	06	02	00	Abonos, plaguicidas y otros	1.479.159	0	0	0	0	0	1.479.159
402	06	03	00	Tintas, pinturas y colorantes	31.915.984	0	0	0	0	0	31.915.984
402	06	04	00	Productos farmacéuticos y medicamentos	2.430.908	0	0	0	0	0	2.430.908
402	06	05	00	Productos de tocador	126.438	0	0	0	0	0	126.438
402	06	06	00	Combustibles y lubricantes	1.770.213	0	0	0	0	0	1.770.213
402	06	07	00	Productos diversos derivados del petróleo y del carbón	57.916	0	0	0	0	0	57.916
402	06	08	00	Productos plásticos	7.758.749	0	0	0	0	0	7.758.749
402	06	99	00	Otros productos de la industria química y conexos	217.851	0	0	0	0	0	217.851
402	07	00	00	Productos minerales no metálicos	4.755.726	0	0	0	0	0	4.755.726
402	07	01	00	Productos de barro, loza y porcelana	506.769	0	0	0	0	0	506.769
402	07	02	00	Vidrios y productos de vidrio	1.256.415	0	0	0	0	0	1.256.415

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	03	00	Productos de arcilla para construcción	1.115.919	0	0	0	0	0	1.115.919
402	07	04	00	Cemento, cal y yeso	1.865.396	0	0	0	0	0	1.865.396
402	07	99	00	Otros productos minerales no metálicos	11.227	0	0	0	0	0	11.227
402	08	00	00	Productos metálicos	23.506.812	0	0	0	0	0	23.506.812
402	08	01	00	Productos primarios de hierro y acero	2.779.230	0	0	0	0	0	2.779.230
402	08	02	00	Productos de metales no ferrosos	33.760	0	0	0	0	0	33.760
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	14.705.496	0	0	0	0	0	14.705.496
402	08	04	00	Productos metálicos estructurales	670.468	0	0	0	0	0	670.468
402	08	07	00	Material de señalamiento	367.394	0	0	0	0	0	367.394
402	08	08	00	Material de educación	2.164.905	0	0	0	0	0	2.164.905
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.208.611	0	0	0	0	0	2.208.611
402	08	10	00	Repuestos y accesorios para otros equipos	472.921	0	0	0	0	0	472.921
402	08	99	00	Otros productos metálicos	104.027	0	0	0	0	0	104.027
402	09	00	00	Productos de madera	3.866.587	0	0	0	0	0	3.866.587
402	09	01	00	Productos primarios de madera	2.649.422	0	0	0	0	0	2.649.422
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.033.970	0	0	0	0	0	1.033.970
402	09	99	00	Otros productos de madera	183.195	0	0	0	0	0	183.195
402	10	00	00	Productos varios y útiles diversos	113.573.485	0	0	0	0	0	113.573.485
402	10	01	00	Artículos de deporte, recreación y juguetes	12.540.254	0	0	0	0	0	12.540.254
402	10	02	00	Materiales y útiles de limpieza y aseo	19.173.985	0	0	0	0	0	19.173.985
402	10	03	00	Utensilios de cocina y comedor	9.406.344	0	0	0	0	0	9.406.344
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.478.410	0	0	0	0	0	3.478.410
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.320.758	0	0	0	0	0	20.320.758
402	10	06	00	Condecoraciones, ofrendas y similares	2.802.974	0	0	0	0	0	2.802.974
402	10	07	00	Productos de seguridad en el trabajo	1.359.146	0	0	0	0	0	1.359.146
402	10	08	00	Materiales para equipos de computación	16.298.667	0	0	0	0	0	16.298.667
402	10	09	00	Especies timbradas y valores	39.979	0	0	0	0	0	39.979
402	10	10	00	Útiles religiosos	136.179	0	0	0	0	0	136.179
402	10	11	00	Materiales eléctricos	16.468.959	0	0	0	0	0	16.468.959
402	10	12	00	Materiales para instalaciones sanitarias	10.101.805	0	0	0	0	0	10.101.805
402	10	13	00	Materiales fotográficos	524.511	0	0	0	0	0	524.511

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	921.514	0	0	0	0	0	921.514
402	99	00	00	Otros materiales y suministros	3.142.801	0	0	0	0	0	3.142.801
402	99	01	00	Otros materiales y suministros	3.142.801	0	0	0	0	0	3.142.801
403	00	00	00	Servicios no personales	1.652.456.882	0	0	0	0	0	1.652.456.882
403	01	00	00	Alquileres de inmuebles	4.906.782	0	0	0	0	0	4.906.782
403	01	01	00	Alquileres de edificios y locales	4.217.293	0	0	0	0	0	4.217.293
403	01	02	00	Alquileres de instalaciones culturales y recreativas	689.489	0	0	0	0	0	689.489
403	02	00	00	Alquileres de maquinaria y equipos	5.102.454	0	0	0	0	0	5.102.454
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	165.801	0	0	0	0	0	165.801
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	4.477.495	0	0	0	0	0	4.477.495
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	160.976	0	0	0	0	0	160.976
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	168.920	0	0	0	0	0	168.920
403	02	99	00	Alquileres de otras maquinaria y equipos	119.262	0	0	0	0	0	119.262
403	03	00	00	Derechos sobre bienes intangibles	153.000	0	0	0	0	0	153.000
403	03	03	00	Paquetes y programas de computación	153.000	0	0	0	0	0	153.000
403	04	00	00	Servicios básicos	233.245.514	0	0	0	0	0	233.245.514
403	04	01	00	Electricidad	30.358	0	0	0	0	0	30.358
403	04	02	00	Gas	742.030	0	0	0	0	0	742.030
403	04	03	00	Agua	4.479	0	0	0	0	0	4.479
403	04	04	00	Teléfonos	5.137.807	0	0	0	0	0	5.137.807
403	04	05	00	Servicio de comunicaciones	227.330.840	0	0	0	0	0	227.330.840
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	147.657	0	0	0	0	0	147.657
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	147.657	0	0	0	0	0	147.657
403	06	00	00	Servicios de transporte y almacenaje	11.167.478	0	0	0	0	0	11.167.478
403	06	01	00	Fletes y embalajes	10.590.585	0	0	0	0	0	10.590.585
403	06	02	00	Almacenaje	5.320	0	0	0	0	0	5.320
403	06	03	00	Estacionamiento	178.539	0	0	0	0	0	178.539
403	06	04	00	Peaje	90.674	0	0	0	0	0	90.674
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	302.360	0	0	0	0	0	302.360
403	07	00	00	Servicios de información, impresión y relaciones públicas	632.619.509	0	0	0	0	0	632.619.509

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	01	00	Publicidad y propaganda	9.105.261	0	0	0	0	0	9.105.261
403	07	02	00	Imprenta y reproducción	616.018.480	0	0	0	0	0	616.018.480
403	07	03	00	Relaciones sociales	5.119.504	0	0	0	0	0	5.119.504
403	07	04	00	Avisos	2.376.264	0	0	0	0	0	2.376.264
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	26.126.864	0	0	0	0	0	26.126.864
403	08	01	00	Primas y gastos de seguros	23.474.376	0	0	0	0	0	23.474.376
403	08	02	00	Comisiones y gastos bancarios	2.652.488	0	0	0	0	0	2.652.488
403	09	00	00	Viáticos y pasajes	35.395.091	0	0	0	0	0	35.395.091
403	09	01	00	Viáticos y pasajes dentro del país	33.735.779	0	0	0	0	0	33.735.779
403	09	02	00	Viáticos y pasajes fuera del país	1.348.487	0	0	0	0	0	1.348.487
403	09	03	00	Asignación por kilómetros recorridos	310.825	0	0	0	0	0	310.825
403	10	00	00	Servicios profesionales y técnicos	22.603.958	0	0	0	0	0	22.603.958
403	10	01	00	Servicios jurídicos	5.250	0	0	0	0	0	5.250
403	10	02	00	Servicios de contabilidad y auditoría	5.120	0	0	0	0	0	5.120
403	10	03	00	Servicios de procesamiento de datos	7.567.168	0	0	0	0	0	7.567.168
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.432.230	0	0	0	0	0	1.432.230
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	13.397	0	0	0	0	0	13.397
403	10	07	00	Servicios de capacitación y adiestramiento	2.367.735	0	0	0	0	0	2.367.735
403	10	09	00	Servicios de lavandería y tintorería	9.437	0	0	0	0	0	9.437
403	10	10	00	Servicios de vigilancia	141.000	0	0	0	0	0	141.000
403	10	11	00	Servicios para la elaboración y suministro de comida	5.819.588	0	0	0	0	0	5.819.588
403	10	99	00	Otros servicios profesionales y técnicos	5.243.033	0	0	0	0	0	5.243.033
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.920.520	0	0	0	0	0	20.920.520
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	511.264	0	0	0	0	0	511.264
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.671.007	0	0	0	0	0	11.671.007
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	64.844	0	0	0	0	0	64.844
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	756.445	0	0	0	0	0	756.445
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	672.493	0	0	0	0	0	672.493
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	31.104	0	0	0	0	0	31.104
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.943.549	0	0	0	0	0	6.943.549

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	269.814	0	0	0	0	0	269.814
403	12	00	00	Conservación y reparaciones menores de obras	38.492.042	0	0	0	0	0	38.492.042
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	38.166.589	0	0	0	0	0	38.166.589
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	325.453	0	0	0	0	0	325.453
403	15	00	00	Servicios fiscales	2.524	0	0	0	0	0	2.524
403	15	02	00	Tasas y otros derechos obligatorios	2.524	0	0	0	0	0	2.524
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.013.895	0	0	0	0	0	4.013.895
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.013.895	0	0	0	0	0	4.013.895
403	18	00	00	Impuestos indirectos	614.796.468	0	0	0	0	0	614.796.468
403	18	01	00	Impuesto al valor agregado	614.796.468	0	0	0	0	0	614.796.468
403	99	00	00	Otros servicios no personales	2.763.126	0	0	0	0	0	2.763.126
403	99	01	00	Otros servicios no personales	2.763.126	0	0	0	0	0	2.763.126
404	**00**	**00**	**00**	**Activos reales**	**363.431.325**	**0**	**0**	**0**	**0**	**0**	**363.431.325**
404	01	00	00	Repuestos y reparaciones mayores	1.251.248	0	0	0	0	0	1.251.248
404	01	01	00	Repuestos mayores	429.308	0	0	0	0	0	429.308
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	0	100.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	329.308	0	0	0	0	0	329.308
404	01	02	00	Reparaciones mayores de maquinaria y equipos	821.940	0	0	0	0	0	821.940
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	117.700	0	0	0	0	0	117.700
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	440.640	0	0	0	0	0	440.640
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	263.600	0	0	0	0	0	263.600
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.781.456	0	0	0	0	0	3.781.456
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	972.000	0	0	0	0	0	972.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	935.320	0	0	0	0	0	935.320
404	03	05	00	Maquinaria y equipos industriales y de taller	81.270	0	0	0	0	0	81.270
404	03	06	00	Maquinaria y equipos de energía	1.673.250	0	0	0	0	0	1.673.250
404	03	07	00	Maquinaria y equipos de riego y acueductos	43.800	0	0	0	0	0	43.800
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	75.816	0	0	0	0	0	75.816
404	04	00	00	Equipos de transporte, tracción y elevación	29.054.744	0	0	0	0	0	29.054.744
404	04	01	00	Vehículos automotores terrestres	28.199.344	0	0	0	0	0	28.199.344
404	04	03	00	Equipos marítimos de transporte	260.000	0	0	0	0	0	260.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	05	00	Vehículos de tracción no motorizados	505.400	0	0	0	0	0	505.400
404	04	06	00	Equipos auxiliares de transporte	90.000	0	0	0	0	0	90.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	17.189.081	0	0	0	0	0	17.189.081
404	05	01	00	Equipos de telecomunicaciones	17.062.181	0	0	0	0	0	17.062.181
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	126.900	0	0	0	0	0	126.900
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	900.000	0	0	0	0	0	900.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	900.000	0	0	0	0	0	900.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	126.530.839	0	0	0	0	0	126.530.839
404	07	01	00	Equipos científicos y de laboratorio	27.196.643	0	0	0	0	0	27.196.643
404	07	02	00	Equipos de enseñanza, deporte y recreación	54.212.240	0	0	0	0	0	54.212.240
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	41.001.613	0	0	0	0	0	41.001.613
404	07	06	00	Instrumentos musicales y equipos de audio	4.120.343	0	0	0	0	0	4.120.343
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	182.677.975	0	0	0	0	0	182.677.975
404	09	01	00	Mobiliario y equipos de oficina	142.078.638	0	0	0	0	0	142.078.638
404	09	02	00	Equipos de computación	10.979.044	0	0	0	0	0	10.979.044
404	09	03	00	Mobiliario y equipos de alojamiento	29.370.211	0	0	0	0	0	29.370.211
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	250.082	0	0	0	0	0	250.082
404	12	00	00	Activos intangibles	68.543	0	0	0	0	0	68.543
404	12	04	00	Paquetes y programas de computación	68.543	0	0	0	0	0	68.543
404	99	00	00	Otros activos reales	1.977.439	0	0	0	0	0	1.977.439
404	99	01	00	Otros activos reales	1.977.439	0	0	0	0	0	1.977.439
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.291.924.563**	**0**	**0**	**731.454.996**	**0**	**0**	**14.023.379.559**
407	01	00	00	Transferencias y donaciones corrientes internas	9.676.477.448	0	0	731.454.996	0	0	10.407.932.444
407	01	01	00	Transferencias corrientes internas al sector privado	6.303.787.820	0	0	731.454.996	0	0	7.035.242.816
407	01	01	01	Pensiones del personal empleado, obrero y militar	236.173.808	0	0	0	0	0	236.173.808
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	3.001.316.146	0	0	0	0	0	3.001.316.146
407	01	01	03	Becas escolares	94.328.400	0	0	0	0	0	94.328.400
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	0	0	0	42.658.191	0	0	42.658.191
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	17.067.960	0	0	2.156.718	0	0	19.224.678
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	0	0	0	649.303.355	0	0	649.303.355
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	292.463.640	0	0	37.336.732	0	0	329.800.372

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	70	Subsidios educacionales al sector privado	2.604.915.936	0	0	0	0	0	2.604.915.936
407	01	01	72	Subsidios culturales al sector privado	47.875.738	0	0	0	0	0	47.875.738
407	01	01	73	Subsidios a instituciones benéficas privadas	9.646.192	0	0	0	0	0	9.646.192
407	01	02	00	Donaciones corrientes internas al sector privado	160.000	0	0	0	0	0	160.000
407	01	02	01	Donaciones corrientes a personas	160.000	0	0	0	0	0	160.000
407	01	03	00	Transferencias corrientes internas al sector público	3.372.529.628	0	0	0	0	0	3.372.529.628
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.343.642.759	0	0	0	0	0	2.343.642.759
407	01	03	04	Transferencias corrientes a instituciones de protección social	1.028.886.869	0	0	0	0	0	1.028.886.869
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.883.525	0	0	0	0	0	1.883.525
407	02	01	00	Transferencias corrientes al exterior	1.883.525	0	0	0	0	0	1.883.525
407	02	01	04	Transferencias corrientes a organismos internacionales	1.883.525	0	0	0	0	0	1.883.525
407	03	00	00	Transferencias y donaciones de capital internas	3.613.563.590	0	0	0	0	0	3.613.563.590
407	03	03	00	Transferencias de capital internas al sector público	3.613.563.590	0	0	0	0	0	3.613.563.590
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	3.613.563.590	0	0	0	0	0	3.613.563.590
411	**00**	**00**	**00**	**Disminución de pasivos**	**237.348.529**	**0**	**0**	**0**	**0**	**0**	**237.348.529**
411	11	00	00	Obligaciones de ejercicios anteriores	237.348.529	0	0	0	0	0	237.348.529
411	11	04	00	Compromisos pendientes de ejercicios anteriores	108.691.566	0	0	0	0	0	108.691.566
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	128.656.963	0	0	0	0	0	128.656.963
				Totales	**35.905.432.769**	**0**	**0**	**6.000.000.000**	**0**	**0**	**41.905.432.769**

13

Ministerio del Poder Popular para el Trabajo y Seguridad Social

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**798.244.372**	**0**	**0**	**0**	**0**	**0**	**798.244.372**
401	01	00	00	Sueldos, salarios y otras retribuciones	129.311.988	0	0	0	0	0	129.311.988
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	55.099.262	0	0	0	0	0	55.099.262
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	28.672.494	0	0	0	0	0	28.672.494
401	01	12	00	Salarios a obreros en puestos no permanentes	100.000	0	0	0	0	0	100.000
401	01	18	00	Remuneraciones al personal contratado	44.017.775	0	0	0	0	0	44.017.775
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	217.340	0	0	0	0	0	217.340
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.179.876	0	0	0	0	0	1.179.876
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	42.320.015	0	0	0	0	0	42.320.015
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	26.021.215	0	0	0	0	0	26.021.215
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	16.298.800	0	0	0	0	0	16.298.800
401	03	00	00	Primas	69.356.720	0	0	0	0	0	69.356.720
401	03	02	00	Primas de transporte a empleados	500.000	0	0	0	0	0	500.000
401	03	04	00	Primas por hijos a empleados	20.550	0	0	0	0	0	20.550
401	03	06	00	Primas por residencia a empleados	18.000	0	0	0	0	0	18.000
401	03	08	00	Primas de profesionalización a empleados	6.188.567	0	0	0	0	0	6.188.567
401	03	09	00	Primas por antigüedad a empleados	3.273.351	0	0	0	0	0	3.273.351
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	567.000	0	0	0	0	0	567.000
401	03	19	00	Primas por hijos de obreros	169	0	0	0	0	0	169
401	03	21	00	Primas por antigüedad a obreros	1.975.896	0	0	0	0	0	1.975.896
401	03	22	00	Primas de profesionalización a obreros	138.038	0	0	0	0	0	138.038
401	03	37	00	Primas de transporte al personal contratado	1.050.000	0	0	0	0	0	1.050.000
401	03	40	00	Primas de profesionalización al personal contratado	3.193.890	0	0	0	0	0	3.193.890
401	03	41	00	Primas por antigüedad al personal contratado	1.568.329	0	0	0	0	0	1.568.329
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	27.153	0	0	0	0	0	27.153
401	03	47	00	Primas al personal de alto nivel y de dirección	1.140.576	0	0	0	0	0	1.140.576
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	24.194	0	0	0	0	0	24.194
401	03	95	00	Otras primas al personal de alto nivel y de dirección	965.469	0	0	0	0	0	965.469
401	03	97	00	Otras primas a empleados	33.667.865	0	0	0	0	0	33.667.865

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	98	00	Otras primas a obreros	15.037.673	0	0	0	0	0	15.037.673
401	04	00	00	Complementos de sueldos y salarios	173.732.080	0	0	0	0	0	173.732.080
401	04	08	00	Bono compensatorio de alimentación a empleados	41.103.904	0	0	0	0	0	41.103.904
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.105.000	0	0	0	0	0	1.105.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.470.000	0	0	0	0	0	2.470.000
401	04	16	00	Complemento a obreros por gastos de alimentación	20.243	0	0	0	0	0	20.243
401	04	17	00	Complemento a obreros por gastos de transporte	1.359.010	0	0	0	0	0	1.359.010
401	04	18	00	Bono compensatorio de alimentación a obreros	22.033.260	0	0	0	0	0	22.033.260
401	04	26	00	Bono compensatorio de alimentación al personal contratado	34.001.460	0	0	0	0	0	34.001.460
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	19.620	0	0	0	0	0	19.620
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	922.140	0	0	0	0	0	922.140
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	19.011	0	0	0	0	0	19.011
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	815.543	0	0	0	0	0	815.543
401	04	96	00	Otros complementos a empleados	20.303.933	0	0	0	0	0	20.303.933
401	04	97	00	Otros complementos a obreros	7.980.937	0	0	0	0	0	7.980.937
401	04	98	00	Otros complementos al personal contratado	41.578.019	0	0	0	0	0	41.578.019
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	125.641.786	0	0	0	0	0	125.641.786
401	05	01	00	Aguinaldos a empleados	39.544.336	0	0	0	0	0	39.544.336
401	05	03	00	Bono vacacional a empleados	18.488.269	0	0	0	0	0	18.488.269
401	05	04	00	Aguinaldos a obreros	18.975.521	0	0	0	0	0	18.975.521
401	05	06	00	Bono vacacional a obreros	8.871.683	0	0	0	0	0	8.871.683
401	05	07	00	Aguinaldos al personal contratado	25.717.598	0	0	0	0	0	25.717.598
401	05	08	00	Bono vacacional al personal contratado	12.023.822	0	0	0	0	0	12.023.822
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	31.580	0	0	0	0	0	31.580
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.765	0	0	0	0	0	14.765
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.345.263	0	0	0	0	0	1.345.263
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	628.949	0	0	0	0	0	628.949
401	06	00	00	Aportes patronales y legales	21.640.499	0	0	0	0	0	21.640.499
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.495.555	0	0	0	0	0	5.495.555
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.653.039	0	0	0	0	0	1.653.039

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.038.091	0	0	0	0	0	1.038.091
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.218.595	0	0	0	0	0	2.218.595
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.088.927	0	0	0	0	0	3.088.927
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	860.188	0	0	0	0	0	860.188
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	583.465	0	0	0	0	0	583.465
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.064.600	0	0	0	0	0	1.064.600
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	3.847.738	0	0	0	0	0	3.847.738
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.442.851	0	0	0	0	0	1.442.851
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	2.247	0	0	0	0	0	2.247
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	757	0	0	0	0	0	757
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	1.772	0	0	0	0	0	1.772
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	102.789	0	0	0	0	0	102.789
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	35.393	0	0	0	0	0	35.393
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	75.472	0	0	0	0	0	75.472
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	3.453	0	0	0	0	0	3.453
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	125.567	0	0	0	0	0	125.567
401	07	00	00	Asistencia socio-económica	159.386.126	0	0	0	0	0	159.386.126
401	07	01	00	Capacitación y adiestramiento a empleados	4.540.096	0	0	0	0	0	4.540.096
401	07	02	00	Becas a empleados	2.119.950	0	0	0	0	0	2.119.950
401	07	03	00	Ayudas por matrimonio a empleados	5.600	0	0	0	0	0	5.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	32.800	0	0	0	0	0	32.800
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	5.305.782	0	0	0	0	0	5.305.782
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	48.951.315	0	0	0	0	0	48.951.315
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.257.750	0	0	0	0	0	1.257.750
401	07	10	00	Dotación de uniformes a empleados	65.711	0	0	0	0	0	65.711
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.292.759	0	0	0	0	0	2.292.759
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.359.000	0	0	0	0	0	1.359.000
401	07	17	00	Capacitación y adiestramiento a obreros	2.952.486	0	0	0	0	0	2.952.486

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	18	00	Becas a obreros	1.548.930	0	0	0	0	0	1.548.930
401	07	19	00	Ayudas por matrimonio de obreros	8.000	0	0	0	0	0	8.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	36.400	0	0	0	0	0	36.400
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.019.589	0	0	0	0	0	6.019.589
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	26.924.243	0	0	0	0	0	26.924.243
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	866.250	0	0	0	0	0	866.250
401	07	26	00	Dotación de uniformes a obreros	14.742.000	0	0	0	0	0	14.742.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.467.366	0	0	0	0	0	1.467.366
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.068.750	0	0	0	0	0	1.068.750
401	07	33	00	Asistencia socio-económica al personal contratado	33.956.011	0	0	0	0	0	33.956.011
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	1.600	0	0	0	0	0	1.600
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	4.400	0	0	0	0	0	4.400
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.232.190	0	0	0	0	0	3.232.190
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	627.148	0	0	0	0	0	627.148
401	08	00	00	Prestaciones sociales e indemnizaciones	72.767.107	0	0	0	0	0	72.767.107
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	35.028.343	0	0	0	0	0	35.028.343
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	16.234.778	0	0	0	0	0	16.234.778
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	20.411.789	0	0	0	0	0	20.411.789
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	24.738	0	0	0	0	0	24.738
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.067.459	0	0	0	0	0	1.067.459
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	103.311	0	0	0	0	0	103.311
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	103.311	0	0	0	0	0	103.311
401	96	00	00	Otros gastos del personal empleado	2.187.140	0	0	0	0	0	2.187.140
401	96	01	00	Otros gastos del personal empleado	2.187.140	0	0	0	0	0	2.187.140
401	97	00	00	Otros gastos del personal obrero	1.797.600	0	0	0	0	0	1.797.600
401	97	01	00	Otros gastos del personal obrero	1.797.600	0	0	0	0	0	1.797.600
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**36.913.123**	**0**	**0**	**0**	**0**	**0**	**36.913.123**
402	01	00	00	Productos alimenticios y agropecuarios	5.199.552	0	0	0	0	0	5.199.552
402	01	01	00	Alimentos y bebidas para personas	5.199.552	0	0	0	0	0	5.199.552
402	02	00	00	Productos de minas, canteras y yacimientos	3.930	0	0	0	0	0	3.930

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	02	05	00	Piedra, arcilla, arena y tierra	3.930	0	0	0	0	0	3.930
402	03	00	00	Textiles y vestuarios	1.349.674	0	0	0	0	0	1.349.674
402	03	01	00	Textiles	25.834	0	0	0	0	0	25.834
402	03	02	00	Prendas de vestir	1.323.840	0	0	0	0	0	1.323.840
402	04	00	00	Productos de cuero y caucho	984.342	0	0	0	0	0	984.342
402	04	03	00	Cauchos y tripas para vehículos	984.342	0	0	0	0	0	984.342
402	05	00	00	Productos de papel, cartón e impresos	9.673.541	0	0	0	0	0	9.673.541
402	05	01	00	Pulpa de madera, papel y cartón	1.613.239	0	0	0	0	0	1.613.239
402	05	02	00	Envases y cajas de papel y cartón	276.129	0	0	0	0	0	276.129
402	05	03	00	Productos de papel y cartón para oficina	6.637.663	0	0	0	0	0	6.637.663
402	05	04	00	Libros, revistas y periódicos	110.979	0	0	0	0	0	110.979
402	05	05	00	Material de enseñanza	55.420	0	0	0	0	0	55.420
402	05	06	00	Productos de papel y cartón para computación	2.915	0	0	0	0	0	2.915
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	977.196	0	0	0	0	0	977.196
402	06	00	00	Productos químicos y derivados	2.946.387	0	0	0	0	0	2.946.387
402	06	01	00	Sustancias químicas y de uso industrial	8.810	0	0	0	0	0	8.810
402	06	03	00	Tintas, pinturas y colorantes	930.370	0	0	0	0	0	930.370
402	06	04	00	Productos farmacéuticos y medicamentos	99.892	0	0	0	0	0	99.892
402	06	06	00	Combustibles y lubricantes	256.695	0	0	0	0	0	256.695
402	06	07	00	Productos diversos derivados del petróleo y del carbón	4.115	0	0	0	0	0	4.115
402	06	08	00	Productos plásticos	1.646.505	0	0	0	0	0	1.646.505
402	07	00	00	Productos minerales no metálicos	63.955	0	0	0	0	0	63.955
402	07	01	00	Productos de barro, loza y porcelana	1.566	0	0	0	0	0	1.566
402	07	02	00	Vidrios y productos de vidrio	49.101	0	0	0	0	0	49.101
402	07	03	00	Productos de arcilla para construcción	2.296	0	0	0	0	0	2.296
402	07	04	00	Cemento, cal y yeso	10.992	0	0	0	0	0	10.992
402	08	00	00	Productos metálicos	1.884.036	0	0	0	0	0	1.884.036
402	08	01	00	Productos primarios de hierro y acero	6.752	0	0	0	0	0	6.752
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	576.111	0	0	0	0	0	576.111
402	08	07	00	Material de señalamiento	332.079	0	0	0	0	0	332.079
402	08	09	00	Repuestos y accesorios para equipos de transporte	965.720	0	0	0	0	0	965.720

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	99	00	Otros productos metálicos	3.374	0	0	0	0	0	3.374
402	09	00	00	Productos de madera	1.850	0	0	0	0	0	1.850
402	09	01	00	Productos primarios de madera	1.850	0	0	0	0	0	1.850
402	10	00	00	Productos varios y útiles diversos	14.340.197	0	0	0	0	0	14.340.197
402	10	01	00	Artículos de deporte, recreación y juguetes	14.766	0	0	0	0	0	14.766
402	10	02	00	Materiales y útiles de limpieza y aseo	1.329.980	0	0	0	0	0	1.329.980
402	10	03	00	Utensilios de cocina y comedor	269.671	0	0	0	0	0	269.671
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	80.767	0	0	0	0	0	80.767
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.593.198	0	0	0	0	0	2.593.198
402	10	06	00	Condecoraciones, ofrendas y similares	140.857	0	0	0	0	0	140.857
402	10	07	00	Productos de seguridad en el trabajo	464.176	0	0	0	0	0	464.176
402	10	08	00	Materiales para equipos de computación	8.306.630	0	0	0	0	0	8.306.630
402	10	11	00	Materiales eléctricos	634.594	0	0	0	0	0	634.594
402	10	12	00	Materiales para instalaciones sanitarias	233.170	0	0	0	0	0	233.170
402	10	13	00	Materiales fotográficos	9.790	0	0	0	0	0	9.790
402	10	99	00	Otros productos y útiles diversos	262.598	0	0	0	0	0	262.598
402	99	00	00	Otros materiales y suministros	465.659	0	0	0	0	0	465.659
402	99	01	00	Otros materiales y suministros	465.659	0	0	0	0	0	465.659
403	**00**	**00**	**00**	**Servicios no personales**	**109.360.395**	**0**	**0**	**0**	**0**	**0**	**109.360.395**
403	01	00	00	Alquileres de inmuebles	6.241.590	0	0	0	0	0	6.241.590
403	01	01	00	Alquileres de edificios y locales	6.241.590	0	0	0	0	0	6.241.590
403	04	00	00	Servicios básicos	13.038.055	0	0	0	0	0	13.038.055
403	04	01	00	Electricidad	1.978.966	0	0	0	0	0	1.978.966
403	04	03	00	Agua	262.395	0	0	0	0	0	262.395
403	04	04	00	Teléfonos	5.863.672	0	0	0	0	0	5.863.672
403	04	05	00	Servicio de comunicaciones	2.728.438	0	0	0	0	0	2.728.438
403	04	06	00	Servicio de aseo urbano y domiciliario	91.746	0	0	0	0	0	91.746
403	04	07	00	Servicio de condominio	2.112.838	0	0	0	0	0	2.112.838
403	06	00	00	Servicios de transporte y almacenaje	996.055	0	0	0	0	0	996.055
403	06	01	00	Fletes y embalajes	183.060	0	0	0	0	0	183.060
403	06	03	00	Estacionamiento	121.269	0	0	0	0	0	121.269

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	691.726	0	0	0	0	0	691.726
403	07	00	00	Servicios de información, impresión y relaciones públicas	14.775.640	0	0	0	0	0	14.775.640
403	07	01	00	Publicidad y propaganda	3.073.720	0	0	0	0	0	3.073.720
403	07	02	00	Imprenta y reproducción	3.337.561	0	0	0	0	0	3.337.561
403	07	03	00	Relaciones sociales	6.318.327	0	0	0	0	0	6.318.327
403	07	04	00	Avisos	2.046.032	0	0	0	0	0	2.046.032
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.088.276	0	0	0	0	0	3.088.276
403	08	01	00	Primas y gastos de seguros	2.845.095	0	0	0	0	0	2.845.095
403	08	02	00	Comisiones y gastos bancarios	243.181	0	0	0	0	0	243.181
403	09	00	00	Viáticos y pasajes	13.800.476	0	0	0	0	0	13.800.476
403	09	01	00	Viáticos y pasajes dentro del país	12.081.154	0	0	0	0	0	12.081.154
403	09	02	00	Viáticos y pasajes fuera del país	1.719.322	0	0	0	0	0	1.719.322
403	10	00	00	Servicios profesionales y técnicos	2.471.932	0	0	0	0	0	2.471.932
403	10	03	00	Servicios de procesamiento de datos	280.324	0	0	0	0	0	280.324
403	10	07	00	Servicios de capacitación y adiestramiento	1.981.814	0	0	0	0	0	1.981.814
403	10	99	00	Otros servicios profesionales y técnicos	209.794	0	0	0	0	0	209.794
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.765.447	0	0	0	0	0	9.765.447
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	188.109	0	0	0	0	0	188.109
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.513.542	0	0	0	0	0	4.513.542
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	811.790	0	0	0	0	0	811.790
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	140.941	0	0	0	0	0	140.941
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.922.952	0	0	0	0	0	3.922.952
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	188.113	0	0	0	0	0	188.113
403	12	00	00	Conservación y reparaciones menores de obras	16.541.779	0	0	0	0	0	16.541.779
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	16.541.779	0	0	0	0	0	16.541.779
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.628.609	0	0	0	0	0	1.628.609
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.628.609	0	0	0	0	0	1.628.609
403	18	00	00	Impuestos indirectos	23.781.021	0	0	0	0	0	23.781.021
403	18	01	00	Impuesto al valor agregado	23.772.181	0	0	0	0	0	23.772.181
403	18	99	00	Otros impuestos indirectos	8.840	0	0	0	0	0	8.840

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.271.409	0	0	0	0	0	2.271.409
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.271.409	0	0	0	0	0	2.271.409
403	99	00	00	Otros servicios no personales	960.106	0	0	0	0	0	960.106
403	99	01	00	Otros servicios no personales	960.106	0	0	0	0	0	960.106
404	**00**	**00**	**00**	**Activos reales**	**67.654.936**	**0**	**0**	**0**	**0**	**0**	**67.654.936**
404	01	00	00	Repuestos y reparaciones mayores	1.255.777	0	0	0	0	0	1.255.777
404	01	01	00	Repuestos mayores	1.099.688	0	0	0	0	0	1.099.688
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	1.099.688	0	0	0	0	0	1.099.688
404	01	02	00	Reparaciones mayores de maquinaria y equipos	156.089	0	0	0	0	0	156.089
404	01	02	06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional	13.736	0	0	0	0	0	13.736
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	142.353	0	0	0	0	0	142.353
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.023.748	0	0	0	0	0	2.023.748
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	455.077	0	0	0	0	0	455.077
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.481.319	0	0	0	0	0	1.481.319
404	03	05	00	Maquinaria y equipos industriales y de taller	16.175	0	0	0	0	0	16.175
404	03	06	00	Maquinaria y equipos de energía	71.177	0	0	0	0	0	71.177
404	04	00	00	Equipos de transporte, tracción y elevación	1.190.266	0	0	0	0	0	1.190.266
404	04	01	00	Vehículos automotores terrestres	1.190.266	0	0	0	0	0	1.190.266
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.091.939	0	0	0	0	0	1.091.939
404	05	01	00	Equipos de telecomunicaciones	1.034.997	0	0	0	0	0	1.034.997
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	56.942	0	0	0	0	0	56.942
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	802.302	0	0	0	0	0	802.302
404	07	02	00	Equipos de enseñanza, deporte y recreación	737.566	0	0	0	0	0	737.566
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	63.977	0	0	0	0	0	63.977
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	759	0	0	0	0	0	759
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	493.496	0	0	0	0	0	493.496
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	493.496	0	0	0	0	0	493.496
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	21.079.166	0	0	0	0	0	21.079.166
404	09	01	00	Mobiliario y equipos de oficina	11.913.988	0	0	0	0	0	11.913.988
404	09	02	00	Equipos de computación	4.750.959	0	0	0	0	0	4.750.959
404	09	03	00	Mobiliario y equipos de alojamiento	4.305.974	0	0	0	0	0	4.305.974

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	108.245	0	0	0	0	0	108.245
404	11	00	00	Inmuebles, maquinaria y equipos usados	39.538.520	0	0	0	0	0	39.538.520
404	11	02	00	Adquisición de edificios e instalaciones	39.538.520	0	0	0	0	0	39.538.520
404	12	00	00	Activos intangibles	28.470	0	0	0	0	0	28.470
404	12	04	00	Paquetes y programas de computación	28.470	0	0	0	0	0	28.470
404	99	00	00	Otros activos reales	151.252	0	0	0	0	0	151.252
404	99	01	00	Otros activos reales	151.252	0	0	0	0	0	151.252
407	**00**	**00**	**00**	**Transferencias y donaciones**	**19.395.662.914**	**0**	**0**	**4.000.000.000**	**0**	**0**	**23.395.662.914**
407	01	00	00	Transferencias y donaciones corrientes internas	19.395.662.914	0	0	4.000.000.000	0	0	23.395.662.914
407	01	01	00	Transferencias corrientes internas al sector privado	87.447.275	0	0	0	0	0	87.447.275
407	01	01	01	Pensiones del personal empleado, obrero y militar	8.698.400	0	0	0	0	0	8.698.400
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	18.092.841	0	0	0	0	0	18.092.841
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.657.840	0	0	0	0	0	2.657.840
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	503.676	0	0	0	0	0	503.676
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	5.777.992	0	0	0	0	0	5.777.992
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	9.357.765	0	0	0	0	0	9.357.765
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	5.528.359	0	0	0	0	0	5.528.359
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.487.679	0	0	0	0	0	1.487.679
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	16.944.243	0	0	0	0	0	16.944.243
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	18.332.660	0	0	0	0	0	18.332.660
407	01	01	75	Subsidios a organismos laborales y gremiales	65.820	0	0	0	0	0	65.820
407	01	02	00	Donaciones corrientes internas al sector privado	160.817	0	0	0	0	0	160.817
407	01	02	01	Donaciones corrientes a personas	160.817	0	0	0	0	0	160.817
407	01	03	00	Transferencias corrientes internas al sector público	19.308.054.822	0	0	4.000.000.000	0	0	23.308.054.822
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	19.308.054.822	0	0	4.000.000.000	0	0	23.308.054.822
411	**00**	**00**	**00**	**Disminución de pasivos**	**6.000.000**	**0**	**0**	**0**	**0**	**0**	**6.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	6.000.000	0	0	0	0	0	6.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	6.000.000	0	0	0	0	0	6.000.000
				Totales	**20.413.835.740**	**0**	**0**	**4.000.000.000**	**0**	**0**	**24.413.835.740**

17

Ministerio del Poder Popular para el Ambiente

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**538.247.580**	**0**	**0**	**0**	**0**	**0**	**538.247.580**
401	01	00	00	Sueldos, salarios y otras retribuciones	126.503.937	0	0	0	0	0	126.503.937
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	67.473.005	0	0	0	0	0	67.473.005
401	01	03	00	Suplencias a empleados	3.099.339	0	0	0	0	0	3.099.339
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	40.290.001	0	0	0	0	0	40.290.001
401	01	12	00	Salarios a obreros en puestos no permanentes	720.000	0	0	0	0	0	720.000
401	01	13	00	Suplencias a obreros	2.876.000	0	0	0	0	0	2.876.000
401	01	18	00	Remuneraciones al personal contratado	9.489.952	0	0	0	0	0	9.489.952
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.500.000	0	0	0	0	0	1.500.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	12.630	0	0	0	0	0	12.630
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	43.010	0	0	0	0	0	43.010
401	01	99	00	Otras retribuciones	1.000.000	0	0	0	0	0	1.000.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	28.429.853	0	0	0	0	0	28.429.853
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	19.142.853	0	0	0	0	0	19.142.853
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	9.287.000	0	0	0	0	0	9.287.000
401	03	00	00	Primas	66.708.749	0	0	0	0	0	66.708.749
401	03	08	00	Primas de profesionalización a empleados	11.077.960	0	0	0	0	0	11.077.960
401	03	09	00	Primas por antigüedad a empleados	33.151.500	0	0	0	0	0	33.151.500
401	03	21	00	Primas por antigüedad a obreros	19.944.761	0	0	0	0	0	19.944.761
401	03	22	00	Primas de profesionalización a obreros	2.480.828	0	0	0	0	0	2.480.828
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	9.470	0	0	0	0	0	9.470
401	03	95	00	Otras primas al personal de alto nivel y de dirección	44.230	0	0	0	0	0	44.230
401	04	00	00	Complementos de sueldos y salarios	110.512.913	0	0	0	0	0	110.512.913
401	04	06	00	Complemento a empleados por comisión de servicios	3.258.224	0	0	0	0	0	3.258.224
401	04	08	00	Bono compensatorio de alimentación a empleados	37.475.350	0	0	0	0	0	37.475.350
401	04	09	00	Bono compensatorio de transporte a empleados	8.286.300	0	0	0	0	0	8.286.300
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	4.962.602	0	0	0	0	0	4.962.602
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.913.659	0	0	0	0	0	1.913.659
401	04	16	00	Complemento a obreros por gastos de alimentación	213.096	0	0	0	0	0	213.096
401	04	18	00	Bono compensatorio de alimentación a obreros	22.909.050	0	0	0	0	0	22.909.050

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	19	00	Bono compensatorio de transporte a obreros	5.589.650	0	0	0	0	0	5.589.650
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.855.600	0	0	0	0	0	3.855.600
401	04	27	00	Bono compensatorio de transporte al personal contratado	496.800	0	0	0	0	0	496.800
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	960	0	0	0	0	0	960
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	8.100	0	0	0	0	0	8.100
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	900	0	0	0	0	0	900
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	1.440	0	0	0	0	0	1.440
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	40.500	0	0	0	0	0	40.500
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	7.200	0	0	0	0	0	7.200
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	69.670	0	0	0	0	0	69.670
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	250.000	0	0	0	0	0	250.000
401	04	96	00	Otros complementos a empleados	15.436.594	0	0	0	0	0	15.436.594
401	04	97	00	Otros complementos a obreros	5.737.218	0	0	0	0	0	5.737.218
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	32.885.868	0	0	0	0	0	32.885.868
401	05	03	00	Bono vacacional a empleados	20.648.350	0	0	0	0	0	20.648.350
401	05	06	00	Bono vacacional a obreros	11.320.525	0	0	0	0	0	11.320.525
401	05	08	00	Bono vacacional al personal contratado	877.173	0	0	0	0	0	877.173
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	39.820	0	0	0	0	0	39.820
401	06	00	00	Aportes patronales y legales	4.623.136	0	0	0	0	0	4.623.136
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.026.567	0	0	0	0	0	3.026.567
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.551.825	0	0	0	0	0	1.551.825
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	1.872	0	0	0	0	0	1.872
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	8.872	0	0	0	0	0	8.872
401	06	96	00	Otros aportes legales por empleados	10.000	0	0	0	0	0	10.000
401	06	97	00	Otros aportes legales por obreros	24.000	0	0	0	0	0	24.000
401	07	00	00	Asistencia socio-económica	131.812.124	0	0	0	0	0	131.812.124
401	07	01	00	Capacitación y adiestramiento a empleados	570.000	0	0	0	0	0	570.000
401	07	02	00	Becas a empleados	2.037.000	0	0	0	0	0	2.037.000
401	07	03	00	Ayudas por matrimonio a empleados	8.500	0	0	0	0	0	8.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	13.630.000	0	0	0	0	0	13.630.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	48.000.000	0	0	0	0	0	48.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.220.000	0	0	0	0	0	1.220.000
401	07	10	00	Dotación de uniformes a empleados	1.424.925	0	0	0	0	0	1.424.925
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.112.130	0	0	0	0	0	2.112.130
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.356.000	0	0	0	0	0	1.356.000
401	07	17	00	Capacitación y adiestramiento a obreros	72.000	0	0	0	0	0	72.000
401	07	18	00	Becas a obreros	1.663.000	0	0	0	0	0	1.663.000
401	07	19	00	Ayudas por matrimonio de obreros	8.000	0	0	0	0	0	8.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	140.000	0	0	0	0	0	140.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	893.000	0	0	0	0	0	893.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.984.000	0	0	0	0	0	6.984.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	35.000.000	0	0	0	0	0	35.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	880.000	0	0	0	0	0	880.000
401	07	26	00	Dotación de uniformes a obreros	9.677.569	0	0	0	0	0	9.677.569
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.638.000	0	0	0	0	0	1.638.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.800.000	0	0	0	0	0	1.800.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	9.000	0	0	0	0	0	9.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	29.000	0	0	0	0	0	29.000
401	07	96	00	Otras subvenciones a empleados	1.418.000	0	0	0	0	0	1.418.000
401	07	97	00	Otras subvenciones a obreros	1.042.000	0	0	0	0	0	1.042.000
401	08	00	00	Prestaciones sociales e indemnizaciones	36.497.000	0	0	0	0	0	36.497.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	23.435.000	0	0	0	0	0	23.435.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	12.252.000	0	0	0	0	0	12.252.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	736.000	0	0	0	0	0	736.000
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	11.000	0	0	0	0	0	11.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	63.000	0	0	0	0	0	63.000
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	96	00	00	Otros gastos del personal empleado	189.000	0	0	0	0	0	189.000
401	96	01	00	Otros gastos del personal empleado	189.000	0	0	0	0	0	189.000
401	97	00	00	Otros gastos del personal obrero	25.000	0	0	0	0	0	25.000
401	97	01	00	Otros gastos del personal obrero	25.000	0	0	0	0	0	25.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**22.833.236**	**0**	**0**	**0**	**0**	**0**	**22.833.236**
402	01	00	00	Productos alimenticios y agropecuarios	2.319.426	0	0	0	0	0	2.319.426
402	01	01	00	Alimentos y bebidas para personas	2.190.284	0	0	0	0	0	2.190.284
402	01	02	00	Alimentos para animales	103.542	0	0	0	0	0	103.542
402	01	03	00	Productos agrícolas y pecuarios	25.600	0	0	0	0	0	25.600
402	02	00	00	Productos de minas, canteras y yacimientos	18.060	0	0	0	0	0	18.060
402	02	01	00	Carbón mineral	6.160	0	0	0	0	0	6.160
402	02	05	00	Piedra, arcilla, arena y tierra	11.900	0	0	0	0	0	11.900
402	03	00	00	Textiles y vestuarios	1.359.211	0	0	0	0	0	1.359.211
402	03	01	00	Textiles	165.187	0	0	0	0	0	165.187
402	03	02	00	Prendas de vestir	1.188.144	0	0	0	0	0	1.188.144
402	03	03	00	Calzados	5.880	0	0	0	0	0	5.880
402	04	00	00	Productos de cuero y caucho	1.525.727	0	0	0	0	0	1.525.727
402	04	02	00	Productos de cuero y sucedáneos del cuero	7.000	0	0	0	0	0	7.000
402	04	03	00	Cauchos y tripas para vehículos	1.513.083	0	0	0	0	0	1.513.083
402	04	99	00	Otros productos de cuero y caucho	5.644	0	0	0	0	0	5.644
402	05	00	00	Productos de papel, cartón e impresos	3.410.618	0	0	0	0	0	3.410.618
402	05	01	00	Pulpa de madera, papel y cartón	892.307	0	0	0	0	0	892.307
402	05	02	00	Envases y cajas de papel y cartón	125.256	0	0	0	0	0	125.256
402	05	03	00	Productos de papel y cartón para oficina	1.663.313	0	0	0	0	0	1.663.313
402	05	04	00	Libros, revistas y periódicos	87.695	0	0	0	0	0	87.695
402	05	05	00	Material de enseñanza	2.000	0	0	0	0	0	2.000
402	05	06	00	Productos de papel y cartón para computación	67.944	0	0	0	0	0	67.944
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	561.422	0	0	0	0	0	561.422
402	05	99	00	Otros productos de pulpa, papel y cartón	10.681	0	0	0	0	0	10.681
402	06	00	00	Productos químicos y derivados	4.225.155	0	0	0	0	0	4.225.155
402	06	01	00	Sustancias químicas y de uso industrial	708.000	0	0	0	0	0	708.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	02	00	Abonos, plaguicidas y otros	46.003	0	0	0	0	0	46.003
402	06	03	00	Tintas, pinturas y colorantes	1.780.917	0	0	0	0	0	1.780.917
402	06	04	00	Productos farmacéuticos y medicamentos	373.269	0	0	0	0	0	373.269
402	06	05	00	Productos de tocador	27.890	0	0	0	0	0	27.890
402	06	06	00	Combustibles y lubricantes	405.468	0	0	0	0	0	405.468
402	06	07	00	Productos diversos derivados del petróleo y del carbón	12.000	0	0	0	0	0	12.000
402	06	08	00	Productos plásticos	865.608	0	0	0	0	0	865.608
402	06	99	00	Otros productos de la industria química y conexos	6.000	0	0	0	0	0	6.000
402	07	00	00	Productos minerales no metálicos	617.996	0	0	0	0	0	617.996
402	07	01	00	Productos de barro, loza y porcelana	122.160	0	0	0	0	0	122.160
402	07	02	00	Vidrios y productos de vidrio	197.342	0	0	0	0	0	197.342
402	07	03	00	Productos de arcilla para construcción	123.000	0	0	0	0	0	123.000
402	07	04	00	Cemento, cal y yeso	139.321	0	0	0	0	0	139.321
402	07	99	00	Otros productos minerales no metálicos	36.173	0	0	0	0	0	36.173
402	08	00	00	Productos metálicos	3.356.076	0	0	0	0	0	3.356.076
402	08	01	00	Productos primarios de hierro y acero	49.900	0	0	0	0	0	49.900
402	08	02	00	Productos de metales no ferrosos	3.500	0	0	0	0	0	3.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.096.958	0	0	0	0	0	1.096.958
402	08	07	00	Material de señalamiento	5.100	0	0	0	0	0	5.100
402	08	09	00	Repuestos y accesorios para equipos de transporte	979.885	0	0	0	0	0	979.885
402	08	10	00	Repuestos y accesorios para otros equipos	1.126.733	0	0	0	0	0	1.126.733
402	08	99	00	Otros productos metálicos	94.000	0	0	0	0	0	94.000
402	09	00	00	Productos de madera	26.169	0	0	0	0	0	26.169
402	09	01	00	Productos primarios de madera	21.249	0	0	0	0	0	21.249
402	09	02	00	Muebles y accesorios de madera para edificaciones	4.120	0	0	0	0	0	4.120
402	09	99	00	Otros productos de madera	800	0	0	0	0	0	800
402	10	00	00	Productos varios y útiles diversos	5.901.292	0	0	0	0	0	5.901.292
402	10	01	00	Artículos de deporte, recreación y juguetes	18.193	0	0	0	0	0	18.193
402	10	02	00	Materiales y útiles de limpieza y aseo	438.751	0	0	0	0	0	438.751
402	10	03	00	Utensilios de cocina y comedor	45.069	0	0	0	0	0	45.069
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	45.440	0	0	0	0	0	45.440

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.028.077	0	0	0	0	0	1.028.077
402	10	06	00	Condecoraciones, ofrendas y similares	143.213	0	0	0	0	0	143.213
402	10	07	00	Productos de seguridad en el trabajo	790.065	0	0	0	0	0	790.065
402	10	08	00	Materiales para equipos de computación	2.227.486	0	0	0	0	0	2.227.486
402	10	09	00	Especies timbradas y valores	1.500	0	0	0	0	0	1.500
402	10	11	00	Materiales eléctricos	662.102	0	0	0	0	0	662.102
402	10	12	00	Materiales para instalaciones sanitarias	129.677	0	0	0	0	0	129.677
402	10	13	00	Materiales fotográficos	49.000	0	0	0	0	0	49.000
402	10	99	00	Otros productos y útiles diversos	322.719	0	0	0	0	0	322.719
402	99	00	00	Otros materiales y suministros	73.506	0	0	0	0	0	73.506
402	99	01	00	Otros materiales y suministros	73.506	0	0	0	0	0	73.506
403	**00**	**00**	**00**	**Servicios no personales**	**61.318.990**	**0**	**0**	**0**	**0**	**0**	**61.318.990**
403	01	00	00	Alquileres de inmuebles	3.106.447	0	0	0	0	0	3.106.447
403	01	01	00	Alquileres de edificios y locales	3.106.447	0	0	0	0	0	3.106.447
403	02	00	00	Alquileres de maquinaria y equipos	167.057	0	0	0	0	0	167.057
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	131.760	0	0	0	0	0	131.760
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	1.425	0	0	0	0	0	1.425
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	33.872	0	0	0	0	0	33.872
403	03	00	00	Derechos sobre bienes intangibles	330.000	0	0	0	0	0	330.000
403	03	03	00	Paquetes y programas de computación	330.000	0	0	0	0	0	330.000
403	04	00	00	Servicios básicos	6.350.480	0	0	0	0	0	6.350.480
403	04	01	00	Electricidad	1.788.995	0	0	0	0	0	1.788.995
403	04	02	00	Gas	188	0	0	0	0	0	188
403	04	03	00	Agua	1.075.431	0	0	0	0	0	1.075.431
403	04	04	00	Teléfonos	1.665.901	0	0	0	0	0	1.665.901
403	04	05	00	Servicio de comunicaciones	1.513.000	0	0	0	0	0	1.513.000
403	04	06	00	Servicio de aseo urbano y domiciliario	292.965	0	0	0	0	0	292.965
403	04	07	00	Servicio de condominio	14.000	0	0	0	0	0	14.000
403	06	00	00	Servicios de transporte y almacenaje	745.631	0	0	0	0	0	745.631
403	06	01	00	Fletes y embalajes	43.355	0	0	0	0	0	43.355
403	06	03	00	Estacionamiento	110.533	0	0	0	0	0	110.533

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	04	00	Peaje	4.142	0	0	0	0	0	4.142
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	587.601	0	0	0	0	0	587.601
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.804.704	0	0	0	0	0	2.804.704
403	07	01	00	Publicidad y propaganda	551.049	0	0	0	0	0	551.049
403	07	02	00	Imprenta y reproducción	1.338.513	0	0	0	0	0	1.338.513
403	07	03	00	Relaciones sociales	511.142	0	0	0	0	0	511.142
403	07	04	00	Avisos	404.000	0	0	0	0	0	404.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.302.487	0	0	0	0	0	3.302.487
403	08	01	00	Primas y gastos de seguros	3.200.000	0	0	0	0	0	3.200.000
403	08	02	00	Comisiones y gastos bancarios	102.487	0	0	0	0	0	102.487
403	09	00	00	Viáticos y pasajes	5.108.780	0	0	0	0	0	5.108.780
403	09	01	00	Viáticos y pasajes dentro del país	4.582.880	0	0	0	0	0	4.582.880
403	09	02	00	Viáticos y pasajes fuera del país	518.500	0	0	0	0	0	518.500
403	09	03	00	Asignación por kilómetros recorridos	7.400	0	0	0	0	0	7.400
403	10	00	00	Servicios profesionales y técnicos	9.605.941	0	0	0	0	0	9.605.941
403	10	01	00	Servicios jurídicos	621.824	0	0	0	0	0	621.824
403	10	02	00	Servicios de contabilidad y auditoría	83.752	0	0	0	0	0	83.752
403	10	03	00	Servicios de procesamiento de datos	560.000	0	0	0	0	0	560.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	145.000	0	0	0	0	0	145.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.248.650	0	0	0	0	0	1.248.650
403	10	09	00	Servicios de lavandería y tintorería	1.859	0	0	0	0	0	1.859
403	10	10	00	Servicios de vigilancia	5.995.900	0	0	0	0	0	5.995.900
403	10	11	00	Servicios para la elaboración y suministro de comida	24.000	0	0	0	0	0	24.000
403	10	99	00	Otros servicios profesionales y técnicos	924.956	0	0	0	0	0	924.956
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.499.868	0	0	0	0	0	6.499.868
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	55.000	0	0	0	0	0	55.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.561.252	0	0	0	0	0	3.561.252
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	260.969	0	0	0	0	0	260.969
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	464.850	0	0	0	0	0	464.850

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.826.195	0	0	0	0	0	1.826.195
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	321.602	0	0	0	0	0	321.602
403	12	00	00	Conservación y reparaciones menores de obras	7.026.077	0	0	0	0	0	7.026.077
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	7.026.077	0	0	0	0	0	7.026.077
403	15	00	00	Servicios fiscales	68.900	0	0	0	0	0	68.900
403	15	02	00	Tasas y otros derechos obligatorios	66.900	0	0	0	0	0	66.900
403	15	99	00	Otros servicios fiscales	2.000	0	0	0	0	0	2.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.730.274	0	0	0	0	0	3.730.274
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.730.274	0	0	0	0	0	3.730.274
403	18	00	00	Impuestos indirectos	11.464.152	0	0	0	0	0	11.464.152
403	18	01	00	Impuesto al valor agregado	11.404.152	0	0	0	0	0	11.404.152
403	18	99	00	Otros impuestos indirectos	60.000	0	0	0	0	0	60.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	965.000	0	0	0	0	0	965.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	965.000	0	0	0	0	0	965.000
403	99	00	00	Otros servicios no personales	43.192	0	0	0	0	0	43.192
403	99	01	00	Otros servicios no personales	43.192	0	0	0	0	0	43.192
404	**00**	**00**	**00**	**Activos reales**	**21.144.944**	**0**	**0**	**0**	**0**	**0**	**21.144.944**
404	01	00	00	Repuestos y reparaciones mayores	3.343.255	0	0	0	0	0	3.343.255
404	01	01	00	Repuestos mayores	630.685	0	0	0	0	0	630.685
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	625.685	0	0	0	0	0	625.685
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	2.712.570	0	0	0	0	0	2.712.570
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	67.000	0	0	0	0	0	67.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	2.600.570	0	0	0	0	0	2.600.570
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	17.000	0	0	0	0	0	17.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	8.000	0	0	0	0	0	8.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	2.549.821	0	0	0	0	0	2.549.821
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	2.549.821	0	0	0	0	0	2.549.821
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	809.466	0	0	0	0	0	809.466

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	26.600	0	0	0	0	0	26.600
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	453.061	0	0	0	0	0	453.061
404	03	07	00	Maquinaria y equipos de riego y acueductos	6.000	0	0	0	0	0	6.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	323.805	0	0	0	0	0	323.805
404	04	00	00	Equipos de transporte, tracción y elevación	9.600	0	0	0	0	0	9.600
404	04	05	00	Vehículos de tracción no motorizados	9.600	0	0	0	0	0	9.600
404	05	00	00	Equipos de comunicaciones y de señalamiento	515.218	0	0	0	0	0	515.218
404	05	01	00	Equipos de telecomunicaciones	508.218	0	0	0	0	0	508.218
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	7.000	0	0	0	0	0	7.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	72.000	0	0	0	0	0	72.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	72.000	0	0	0	0	0	72.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	901.282	0	0	0	0	0	901.282
404	07	01	00	Equipos científicos y de laboratorio	697.114	0	0	0	0	0	697.114
404	07	02	00	Equipos de enseñanza, deporte y recreación	187.276	0	0	0	0	0	187.276
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	7.892	0	0	0	0	0	7.892
404	07	06	00	Instrumentos musicales y equipos de audio	9.000	0	0	0	0	0	9.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.309.285	0	0	0	0	0	4.309.285
404	09	01	00	Mobiliario y equipos de oficina	1.875.030	0	0	0	0	0	1.875.030
404	09	02	00	Equipos de computación	1.507.877	0	0	0	0	0	1.507.877
404	09	03	00	Mobiliario y equipos de alojamiento	908.378	0	0	0	0	0	908.378
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	18.000	0	0	0	0	0	18.000
404	12	00	00	Activos intangibles	136.340	0	0	0	0	0	136.340
404	12	04	00	Paquetes y programas de computación	136.340	0	0	0	0	0	136.340
404	14	00	00	Contratación de inspección de obras	462.963	0	0	0	0	0	462.963
404	14	02	00	Contratación de inspección de obras de bienes del dominio público	462.963	0	0	0	0	0	462.963
404	16	00	00	Construcciones del dominio público	8.035.714	0	0	0	0	0	8.035.714
404	16	03	00	Construcciones de instalaciones hidráulicas	8.035.714	0	0	0	0	0	8.035.714
407	**00**	**00**	**00**	**Transferencias y donaciones**	**719.915.250**	**3.870.031.955**	**0**	**0**	**0**	**0**	**4.589.947.205**
407	01	00	00	Transferencias y donaciones corrientes internas	719.840.000	0	0	0	0	0	719.840.000
407	01	01	00	Transferencias corrientes internas al sector privado	260.140.000	0	0	0	0	0	260.140.000
407	01	01	01	Pensiones del personal empleado, obrero y militar	34.017.000	0	0	0	0	0	34.017.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	102.879.000	0	0	0	0	0	102.879.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	6.804.000	0	0	0	0	0	6.804.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	8.799.000	0	0	0	0	0	8.799.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	6.274.000	0	0	0	0	0	6.274.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	20.575.000	0	0	0	0	0	20.575.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	63.045.000	0	0	0	0	0	63.045.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	17.607.000	0	0	0	0	0	17.607.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	140.000	0	0	0	0	0	140.000
407	01	03	00	Transferencias corrientes internas al sector público	459.700.000	0	0	0	0	0	459.700.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	411.000.000	0	0	0	0	0	411.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	48.700.000	0	0	0	0	0	48.700.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	75.250	0	0	0	0	0	75.250
407	02	01	00	Transferencias corrientes al exterior	75.250	0	0	0	0	0	75.250
407	02	01	04	Transferencias corrientes a organismos internacionales	75.250	0	0	0	0	0	75.250
407	03	00	00	Transferencias y donaciones de capital internas	0	3.870.031.955	0	0	0	0	3.870.031.955
407	03	03	00	Transferencias de capital internas al sector público	0	3.870.031.955	0	0	0	0	3.870.031.955
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	2.412.147.277	0	0	0	0	2.412.147.277
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	1.457.884.678	0	0	0	0	1.457.884.678
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.440.000**	**0**	**0**	**0**	**0**	**0**	**1.440.000**
411	11	00	00	Obligaciones de ejercicios anteriores	1.440.000	0	0	0	0	0	1.440.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.440.000	0	0	0	0	0	1.440.000
				Totales	**1.364.900.000**	**3.870.031.955**	**0**	**0**	**0**	**0**	**5.234.931.955**

21

Tribunal Supremo de Justicia

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.803.936.106**	**0**	**0**	**0**	**0**	**0**	**5.803.936.106**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.972.362.641	0	0	0	0	0	1.972.362.641
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.611.521.588	0	0	0	0	0	1.611.521.588
401	01	03	00	Suplencias a empleados	87.454.751	0	0	0	0	0	87.454.751
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	61.632.070	0	0	0	0	0	61.632.070
401	01	11	00	Salarios a obreros en puestos permanentes a tiempo parcial	4.264.716	0	0	0	0	0	4.264.716
401	01	13	00	Suplencias a obreros	2.029.679	0	0	0	0	0	2.029.679
401	01	18	00	Remuneraciones al personal contratado	189.841.275	0	0	0	0	0	189.841.275
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	416.347	0	0	0	0	0	416.347
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	9.434.972	0	0	0	0	0	9.434.972
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	295.700	0	0	0	0	0	295.700
401	01	99	00	Otras retribuciones	5.471.543	0	0	0	0	0	5.471.543
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	98.680.829	0	0	0	0	0	98.680.829
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	93.946.073	0	0	0	0	0	93.946.073
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.734.756	0	0	0	0	0	4.734.756
401	03	00	00	Primas	389.548.508	0	0	0	0	0	389.548.508
401	03	01	00	Primas por mérito a empleados	44.889.548	0	0	0	0	0	44.889.548
401	03	02	00	Primas de transporte a empleados	1.753.678	0	0	0	0	0	1.753.678
401	03	08	00	Primas de profesionalización a empleados	53.703.727	0	0	0	0	0	53.703.727
401	03	09	00	Primas por antigüedad a empleados	273.746.367	0	0	0	0	0	273.746.367
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	417.236	0	0	0	0	0	417.236
401	03	16	00	Primas por mérito a obreros	4.668.098	0	0	0	0	0	4.668.098
401	03	17	00	Primas de transporte a obreros	219.936	0	0	0	0	0	219.936
401	03	19	00	Primas por hijos de obreros	238.619	0	0	0	0	0	238.619
401	03	21	00	Primas por antigüedad a obreros	9.237.593	0	0	0	0	0	9.237.593
401	03	22	00	Primas de profesionalización a obreros	423.788	0	0	0	0	0	423.788
401	03	40	00	Primas de profesionalización al personal contratado	212.200	0	0	0	0	0	212.200
401	03	47	00	Primas al personal de alto nivel y de dirección	37.718	0	0	0	0	0	37.718
401	04	00	00	Complementos de sueldos y salarios	626.186.466	0	0	0	0	0	626.186.466
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	13.992.044	0	0	0	0	0	13.992.044
401	04	02	00	Complemento a empleados por trabajo nocturno	133.399	0	0	0	0	0	133.399

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	03	00	Complemento a empleados por gastos de alimentación	541.153	0	0	0	0	0	541.153
401	04	05	00	Complemento a empleados por gastos de representación	44.009	0	0	0	0	0	44.009
401	04	06	00	Complemento a empleados por comisión de servicios	1.413.782	0	0	0	0	0	1.413.782
401	04	08	00	Bono compensatorio de alimentación a empleados	339.018.967	0	0	0	0	0	339.018.967
401	04	09	00	Bono compensatorio de transporte a empleados	24.835	0	0	0	0	0	24.835
401	04	10	00	Complemento a empleados por días feriados	194.035	0	0	0	0	0	194.035
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.917.680	0	0	0	0	0	1.917.680
401	04	16	00	Complemento a obreros por gastos de alimentación	196.559	0	0	0	0	0	196.559
401	04	18	00	Bono compensatorio de alimentación a obreros	27.285.672	0	0	0	0	0	27.285.672
401	04	19	00	Bono compensatorio de transporte a obreros	131.440	0	0	0	0	0	131.440
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	3.044.600	0	0	0	0	0	3.044.600
401	04	25	00	Complemento al personal contratado por gastos de alimentación	2.329	0	0	0	0	0	2.329
401	04	26	00	Bono compensatorio de alimentación al personal contratado	76.431.996	0	0	0	0	0	76.431.996
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	3.840.000	0	0	0	0	0	3.840.000
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	80.000	0	0	0	0	0	80.000
401	04	96	00	Otros complementos a empleados	108.714.285	0	0	0	0	0	108.714.285
401	04	97	00	Otros complementos a obreros	41.075.826	0	0	0	0	0	41.075.826
401	04	98	00	Otros complementos al personal contratado	6.757.995	0	0	0	0	0	6.757.995
401	04	99	00	Otros complementos al personal militar	1.345.860	0	0	0	0	0	1.345.860
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.284.503.146	0	0	0	0	0	1.284.503.146
401	05	01	00	Aguinaldos a empleados	796.842.249	0	0	0	0	0	796.842.249
401	05	03	00	Bono vacacional a empleados	334.575.747	0	0	0	0	0	334.575.747
401	05	04	00	Aguinaldos a obreros	32.579.436	0	0	0	0	0	32.579.436
401	05	06	00	Bono vacacional a obreros	16.271.835	0	0	0	0	0	16.271.835
401	05	07	00	Aguinaldos al personal contratado	81.702.605	0	0	0	0	0	81.702.605
401	05	08	00	Bono vacacional al personal contratado	18.996.050	0	0	0	0	0	18.996.050
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	2.358.743	0	0	0	0	0	2.358.743
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	1.048.330	0	0	0	0	0	1.048.330
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	103.355	0	0	0	0	0	103.355
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	24.796	0	0	0	0	0	24.796

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	241.126.584	0	0	0	0	0	241.126.584
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	121.972.767	0	0	0	0	0	121.972.767
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	37.752.632	0	0	0	0	0	37.752.632
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	41.498.638	0	0	0	0	0	41.498.638
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	9.034.173	0	0	0	0	0	9.034.173
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.556.009	0	0	0	0	0	1.556.009
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.046.124	0	0	0	0	0	2.046.124
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	22.185.700	0	0	0	0	0	22.185.700
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	4.310.856	0	0	0	0	0	4.310.856
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	51.031	0	0	0	0	0	51.031
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	256.841	0	0	0	0	0	256.841
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	20.145	0	0	0	0	0	20.145
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	9.701	0	0	0	0	0	9.701
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	11.340	0	0	0	0	0	11.340
401	06	95	00	Otros aportes legales por personal contratado	420.627	0	0	0	0	0	420.627
401	07	00	00	Asistencia socio-económica	1.161.864.765	0	0	0	0	0	1.161.864.765
401	07	01	00	Capacitación y adiestramiento a empleados	141.600	0	0	0	0	0	141.600
401	07	02	00	Becas a empleados	5.222.945	0	0	0	0	0	5.222.945
401	07	03	00	Ayudas por matrimonio a empleados	83.253	0	0	0	0	0	83.253
401	07	04	00	Ayudas por nacimiento de hijos a empleados	128.815	0	0	0	0	0	128.815
401	07	05	00	Ayudas por defunción a empleados	60.954	0	0	0	0	0	60.954
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	200.722.024	0	0	0	0	0	200.722.024
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	774.013.206	0	0	0	0	0	774.013.206
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	354.326	0	0	0	0	0	354.326
401	07	10	00	Dotación de uniformes a empleados	28.182.490	0	0	0	0	0	28.182.490
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	28.424.749	0	0	0	0	0	28.424.749
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	12.872.564	0	0	0	0	0	12.872.564
401	07	18	00	Becas a obreros	897.445	0	0	0	0	0	897.445
401	07	19	00	Ayudas por matrimonio de obreros	39.836	0	0	0	0	0	39.836

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	20	00	Ayudas por nacimiento de hijos de obreros	41.251	0	0	0	0	0	41.251
401	07	21	00	Ayudas por defunción a obreros	61.564	0	0	0	0	0	61.564
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.929.119	0	0	0	0	0	10.929.119
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	45.965.858	0	0	0	0	0	45.965.858
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	724.705	0	0	0	0	0	724.705
401	07	26	00	Dotación de uniformes a obreros	2.472.356	0	0	0	0	0	2.472.356
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.564.598	0	0	0	0	0	1.564.598
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.090.308	0	0	0	0	0	1.090.308
401	07	33	00	Asistencia socio-económica al personal contratado	8.238.393	0	0	0	0	0	8.238.393
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	5.660.983	0	0	0	0	0	5.660.983
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	36.228	0	0	0	0	0	36.228
401	07	96	00	Otras subvenciones a empleados	30.586.024	0	0	0	0	0	30.586.024
401	07	97	00	Otras subvenciones a obreros	3.349.171	0	0	0	0	0	3.349.171
401	08	00	00	Prestaciones sociales e indemnizaciones	29.610.667	0	0	0	0	0	29.610.667
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	22.530.443	0	0	0	0	0	22.530.443
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.498.080	0	0	0	0	0	2.498.080
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	383.625	0	0	0	0	0	383.625
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	4.198.519	0	0	0	0	0	4.198.519
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	52.500	0	0	0	0	0	52.500
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	52.500	0	0	0	0	0	52.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**143.533.793**	**0**	**0**	**0**	**0**	**0**	**143.533.793**
402	01	00	00	Productos alimenticios y agropecuarios	23.315.600	0	0	0	0	0	23.315.600
402	01	01	00	Alimentos y bebidas para personas	23.096.764	0	0	0	0	0	23.096.764
402	01	02	00	Alimentos para animales	72.729	0	0	0	0	0	72.729
402	01	03	00	Productos agrícolas y pecuarios	146.107	0	0	0	0	0	146.107
402	02	00	00	Productos de minas, canteras y yacimientos	169.050	0	0	0	0	0	169.050
402	02	02	00	Petróleo crudo y gas natural	82.425	0	0	0	0	0	82.425
402	02	05	00	Piedra, arcilla, arena y tierra	86.625	0	0	0	0	0	86.625
402	03	00	00	Textiles y vestuarios	4.569.253	0	0	0	0	0	4.569.253
402	03	01	00	Textiles	1.288.317	0	0	0	0	0	1.288.317
402	03	02	00	Prendas de vestir	3.200.812	0	0	0	0	0	3.200.812

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	03	00	Calzados	73.404	0	0	0	0	0	73.404
402	03	99	00	Otros productos textiles y vestuarios	6.720	0	0	0	0	0	6.720
402	04	00	00	Productos de cuero y caucho	3.950.645	0	0	0	0	0	3.950.645
402	04	02	00	Productos de cuero y sucedáneos del cuero	121.186	0	0	0	0	0	121.186
402	04	03	00	Cauchos y tripas para vehículos	3.829.459	0	0	0	0	0	3.829.459
402	05	00	00	Productos de papel, cartón e impresos	29.891.115	0	0	0	0	0	29.891.115
402	05	01	00	Pulpa de madera, papel y cartón	4.641.333	0	0	0	0	0	4.641.333
402	05	02	00	Envases y cajas de papel y cartón	386.065	0	0	0	0	0	386.065
402	05	03	00	Productos de papel y cartón para oficina	21.399.531	0	0	0	0	0	21.399.531
402	05	04	00	Libros, revistas y periódicos	370.179	0	0	0	0	0	370.179
402	05	05	00	Material de enseñanza	50.000	0	0	0	0	0	50.000
402	05	06	00	Productos de papel y cartón para computación	915.520	0	0	0	0	0	915.520
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.128.487	0	0	0	0	0	2.128.487
402	06	00	00	Productos químicos y derivados	17.161.121	0	0	0	0	0	17.161.121
402	06	01	00	Sustancias químicas y de uso industrial	221.419	0	0	0	0	0	221.419
402	06	02	00	Abonos, plaguicidas y otros	444.491	0	0	0	0	0	444.491
402	06	03	00	Tintas, pinturas y colorantes	5.240.582	0	0	0	0	0	5.240.582
402	06	04	00	Productos farmacéuticos y medicamentos	2.318.802	0	0	0	0	0	2.318.802
402	06	05	00	Productos de tocador	565.676	0	0	0	0	0	565.676
402	06	06	00	Combustibles y lubricantes	1.577.130	0	0	0	0	0	1.577.130
402	06	07	00	Productos diversos derivados del petróleo y del carbón	366.215	0	0	0	0	0	366.215
402	06	08	00	Productos plásticos	6.426.806	0	0	0	0	0	6.426.806
402	07	00	00	Productos minerales no metálicos	943.285	0	0	0	0	0	943.285
402	07	01	00	Productos de barro, loza y porcelana	9.422	0	0	0	0	0	9.422
402	07	02	00	Vidrios y productos de vidrio	165.174	0	0	0	0	0	165.174
402	07	03	00	Productos de arcilla para construcción	386.838	0	0	0	0	0	386.838
402	07	04	00	Cemento, cal y yeso	381.851	0	0	0	0	0	381.851
402	08	00	00	Productos metálicos	12.243.488	0	0	0	0	0	12.243.488
402	08	01	00	Productos primarios de hierro y acero	439.126	0	0	0	0	0	439.126
402	08	02	00	Productos de metales no ferrosos	327.349	0	0	0	0	0	327.349
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.981.901	0	0	0	0	0	2.981.901

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	04	00	Productos metálicos estructurales	186.227	0	0	0	0	0	186.227
402	08	05	00	Materiales de orden público, seguridad y defensa	732.553	0	0	0	0	0	732.553
402	08	07	00	Material de señalamiento	515.150	0	0	0	0	0	515.150
402	08	08	00	Material de educación	4.500	0	0	0	0	0	4.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.412.069	0	0	0	0	0	3.412.069
402	08	10	00	Repuestos y accesorios para otros equipos	3.345.578	0	0	0	0	0	3.345.578
402	08	99	00	Otros productos metálicos	299.035	0	0	0	0	0	299.035
402	09	00	00	Productos de madera	594.074	0	0	0	0	0	594.074
402	09	01	00	Productos primarios de madera	235.094	0	0	0	0	0	235.094
402	09	02	00	Muebles y accesorios de madera para edificaciones	344.932	0	0	0	0	0	344.932
402	09	99	00	Otros productos de madera	14.048	0	0	0	0	0	14.048
402	10	00	00	Productos varios y útiles diversos	50.327.696	0	0	0	0	0	50.327.696
402	10	01	00	Artículos de deporte, recreación y juguetes	720.179	0	0	0	0	0	720.179
402	10	02	00	Materiales y útiles de limpieza y aseo	2.904.848	0	0	0	0	0	2.904.848
402	10	03	00	Utensilios de cocina y comedor	1.270.604	0	0	0	0	0	1.270.604
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.666.282	0	0	0	0	0	1.666.282
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.522.771	0	0	0	0	0	5.522.771
402	10	06	00	Condecoraciones, ofrendas y similares	2.481.833	0	0	0	0	0	2.481.833
402	10	07	00	Productos de seguridad en el trabajo	1.084.238	0	0	0	0	0	1.084.238
402	10	08	00	Materiales para equipos de computación	24.409.656	0	0	0	0	0	24.409.656
402	10	09	00	Especies timbradas y valores	30.582	0	0	0	0	0	30.582
402	10	11	00	Materiales eléctricos	6.025.817	0	0	0	0	0	6.025.817
402	10	12	00	Materiales para instalaciones sanitarias	1.616.233	0	0	0	0	0	1.616.233
402	10	13	00	Materiales fotográficos	292.527	0	0	0	0	0	292.527
402	10	99	00	Otros productos y útiles diversos	2.302.126	0	0	0	0	0	2.302.126
402	99	00	00	Otros materiales y suministros	368.466	0	0	0	0	0	368.466
402	99	01	00	Otros materiales y suministros	368.466	0	0	0	0	0	368.466
403	**00**	**00**	**00**	**Servicios no personales**	**416.958.215**	**0**	**0**	**0**	**0**	**0**	**416.958.215**
403	01	00	00	Alquileres de inmuebles	20.326.487	0	0	0	0	0	20.326.487
403	01	01	00	Alquileres de edificios y locales	20.297.667	0	0	0	0	0	20.297.667
403	01	02	00	Alquileres de instalaciones culturales y recreativas	28.820	0	0	0	0	0	28.820

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	00	00	Alquileres de maquinaria y equipos	1.479.243	0	0	0	0	0	1.479.243
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	117.000	0	0	0	0	0	117.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	478.447	0	0	0	0	0	478.447
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	105.840	0	0	0	0	0	105.840
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	16.879	0	0	0	0	0	16.879
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	719.600	0	0	0	0	0	719.600
403	02	99	00	Alquileres de otras maquinaria y equipos	41.477	0	0	0	0	0	41.477
403	04	00	00	Servicios básicos	45.515.231	0	0	0	0	0	45.515.231
403	04	01	00	Electricidad	7.916.011	0	0	0	0	0	7.916.011
403	04	03	00	Agua	4.969.200	0	0	0	0	0	4.969.200
403	04	04	00	Teléfonos	17.397.252	0	0	0	0	0	17.397.252
403	04	05	00	Servicio de comunicaciones	4.881.885	0	0	0	0	0	4.881.885
403	04	06	00	Servicio de aseo urbano y domiciliario	725.289	0	0	0	0	0	725.289
403	04	07	00	Servicio de condominio	9.625.594	0	0	0	0	0	9.625.594
403	06	00	00	Servicios de transporte y almacenaje	2.154.435	0	0	0	0	0	2.154.435
403	06	01	00	Fletes y embalajes	85.223	0	0	0	0	0	85.223
403	06	03	00	Estacionamiento	588.380	0	0	0	0	0	588.380
403	06	04	00	Peaje	998	0	0	0	0	0	998
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.479.834	0	0	0	0	0	1.479.834
403	07	00	00	Servicios de información, impresión y relaciones públicas	18.361.504	0	0	0	0	0	18.361.504
403	07	01	00	Publicidad y propaganda	197.077	0	0	0	0	0	197.077
403	07	02	00	Imprenta y reproducción	8.032.729	0	0	0	0	0	8.032.729
403	07	03	00	Relaciones sociales	7.689.979	0	0	0	0	0	7.689.979
403	07	04	00	Avisos	2.441.719	0	0	0	0	0	2.441.719
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.549.922	0	0	0	0	0	11.549.922
403	08	01	00	Primas y gastos de seguros	10.928.475	0	0	0	0	0	10.928.475
403	08	02	00	Comisiones y gastos bancarios	621.447	0	0	0	0	0	621.447
403	09	00	00	Viáticos y pasajes	45.440.348	0	0	0	0	0	45.440.348
403	09	01	00	Viáticos y pasajes dentro del país	40.404.962	0	0	0	0	0	40.404.962
403	09	02	00	Viáticos y pasajes fuera del país	5.035.386	0	0	0	0	0	5.035.386
403	10	00	00	Servicios profesionales y técnicos	27.681.342	0	0	0	0	0	27.681.342

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	03	00	Servicios de procesamiento de datos	13.034.544	0	0	0	0	0	13.034.544
403	10	04	00	Servicios de ingeniería y arquitectónicos	884.020	0	0	0	0	0	884.020
403	10	07	00	Servicios de capacitación y adiestramiento	2.446.774	0	0	0	0	0	2.446.774
403	10	09	00	Servicios de lavandería y tintorería	59.427	0	0	0	0	0	59.427
403	10	11	00	Servicios para la elaboración y suministro de comida	6.156.181	0	0	0	0	0	6.156.181
403	10	99	00	Otros servicios profesionales y técnicos	5.100.396	0	0	0	0	0	5.100.396
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	45.148.390	0	0	0	0	0	45.148.390
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	16.908.363	0	0	0	0	0	16.908.363
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	652.780	0	0	0	0	0	652.780
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	67.241	0	0	0	0	0	67.241
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	5.086	0	0	0	0	0	5.086
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	293.892	0	0	0	0	0	293.892
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	25.691.774	0	0	0	0	0	25.691.774
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.529.254	0	0	0	0	0	1.529.254
403	12	00	00	Conservación y reparaciones menores de obras	91.675.331	0	0	0	0	0	91.675.331
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	91.662.356	0	0	0	0	0	91.662.356
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	12.975	0	0	0	0	0	12.975
403	15	00	00	Servicios fiscales	227.328	0	0	0	0	0	227.328
403	15	02	00	Tasas y otros derechos obligatorios	227.328	0	0	0	0	0	227.328
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.923.372	0	0	0	0	0	2.923.372
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.923.372	0	0	0	0	0	2.923.372
403	18	00	00	Impuestos indirectos	84.615.959	0	0	0	0	0	84.615.959
403	18	01	00	Impuesto al valor agregado	84.615.959	0	0	0	0	0	84.615.959
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	17.967.594	0	0	0	0	0	17.967.594
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	17.967.594	0	0	0	0	0	17.967.594
403	99	00	00	Otros servicios no personales	1.891.729	0	0	0	0	0	1.891.729
403	99	01	00	Otros servicios no personales	1.891.729	0	0	0	0	0	1.891.729
404	**00**	**00**	**00**	**Activos reales**	**232.396.205**	**0**	**0**	**0**	**0**	**0**	**232.396.205**
404	01	00	00	Repuestos y reparaciones mayores	1.834.671	0	0	0	0	0	1.834.671
404	01	01	00	Repuestos mayores	1.215.517	0	0	0	0	0	1.215.517

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	100.000	0	0	0	0	0	100.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	46.263	0	0	0	0	0	46.263
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	16.621	0	0	0	0	0	16.621
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.052.633	0	0	0	0	0	1.052.633
404	01	02	00	Reparaciones mayores de maquinaria y equipos	619.154	0	0	0	0	0	619.154
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	388.184	0	0	0	0	0	388.184
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	230.970	0	0	0	0	0	230.970
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	71.597.476	0	0	0	0	0	71.597.476
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	71.597.476	0	0	0	0	0	71.597.476
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	8.224.209	0	0	0	0	0	8.224.209
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	532.802	0	0	0	0	0	532.802
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	70.037	0	0	0	0	0	70.037
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	6.459.483	0	0	0	0	0	6.459.483
404	03	05	00	Maquinaria y equipos industriales y de taller	698.852	0	0	0	0	0	698.852
404	03	06	00	Maquinaria y equipos de energía	420.394	0	0	0	0	0	420.394
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	42.641	0	0	0	0	0	42.641
404	04	00	00	Equipos de transporte, tracción y elevación	51.936.169	0	0	0	0	0	51.936.169
404	04	01	00	Vehículos automotores terrestres	51.710.739	0	0	0	0	0	51.710.739
404	04	05	00	Vehículos de tracción no motorizados	225.430	0	0	0	0	0	225.430
404	05	00	00	Equipos de comunicaciones y de señalamiento	13.624.098	0	0	0	0	0	13.624.098
404	05	01	00	Equipos de telecomunicaciones	13.622.082	0	0	0	0	0	13.622.082
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	2.016	0	0	0	0	0	2.016
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	473.042	0	0	0	0	0	473.042
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	473.042	0	0	0	0	0	473.042
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.429.030	0	0	0	0	0	2.429.030
404	07	01	00	Equipos científicos y de laboratorio	1.148	0	0	0	0	0	1.148
404	07	02	00	Equipos de enseñanza, deporte y recreación	977.035	0	0	0	0	0	977.035
404	07	03	00	Obras de arte	790.306	0	0	0	0	0	790.306
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	637.374	0	0	0	0	0	637.374
404	07	06	00	Instrumentos musicales y equipos de audio	23.167	0	0	0	0	0	23.167
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.783.567	0	0	0	0	0	1.783.567

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	953.108	0	0	0	0	0	953.108
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	830.459	0	0	0	0	0	830.459
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	79.824.895	0	0	0	0	0	79.824.895
404	09	01	00	Mobiliario y equipos de oficina	26.387.634	0	0	0	0	0	26.387.634
404	09	02	00	Equipos de computación	46.880.409	0	0	0	0	0	46.880.409
404	09	03	00	Mobiliario y equipos de alojamiento	4.813.764	0	0	0	0	0	4.813.764
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.743.088	0	0	0	0	0	1.743.088
404	12	00	00	Activos intangibles	669.048	0	0	0	0	0	669.048
404	12	04	00	Paquetes y programas de computación	669.048	0	0	0	0	0	669.048
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.466.442.472**	**0**	**0**	**0**	**0**	**0**	**1.466.442.472**
407	01	00	00	Transferencias y donaciones corrientes internas	1.466.442.472	0	0	0	0	0	1.466.442.472
407	01	01	00	Transferencias corrientes internas al sector privado	1.418.899.851	0	0	0	0	0	1.418.899.851
407	01	01	01	Pensiones del personal empleado, obrero y militar	110.306.067	0	0	0	0	0	110.306.067
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	709.629.414	0	0	0	0	0	709.629.414
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	58.918.422	0	0	0	0	0	58.918.422
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	5.995.038	0	0	0	0	0	5.995.038
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	11.421.156	0	0	0	0	0	11.421.156
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	8.753.561	0	0	0	0	0	8.753.561
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	212.074.982	0	0	0	0	0	212.074.982
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	44.070.205	0	0	0	0	0	44.070.205
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	197.996.784	0	0	0	0	0	197.996.784
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	59.734.222	0	0	0	0	0	59.734.222
407	01	02	00	Donaciones corrientes internas al sector privado	7.662.678	0	0	0	0	0	7.662.678
407	01	02	01	Donaciones corrientes a personas	7.662.678	0	0	0	0	0	7.662.678
407	01	03	00	Transferencias corrientes internas al sector público	2.138.000	0	0	0	0	0	2.138.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.138.000	0	0	0	0	0	2.138.000
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	7.300.946	0	0	0	0	0	7.300.946
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	4.867.297	0	0	0	0	0	4.867.297
407	01	05	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	2.433.649	0	0	0	0	0	2.433.649
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de	30.440.997	0	0	0	0	0	30.440.997

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				elección popular, del personal de alto nivel y de dirección							
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	18.449.086	0	0	0	0	0	18.449.086
407	01	06	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	9.224.543	0	0	0	0	0	9.224.543
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	2.767.368	0	0	0	0	0	2.767.368
411	**00**	**00**	**00**	**Disminución de pasivos**	**91.226.170**	**0**	**0**	**0**	**0**	**0**	**91.226.170**
411	11	00	00	Obligaciones de ejercicios anteriores	91.226.170	0	0	0	0	0	91.226.170
411	11	04	00	Compromisos pendientes de ejercicios anteriores	91.226.170	0	0	0	0	0	91.226.170
				Totales	**8.154.492.961**	**0**	**0**	**0**	**0**	**0**	**8.154.492.961**

23

Ministerio Público

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.356.987.133**	**0**	**0**	**0**	**0**	**0**	**1.356.987.133**
401	01	00	00	Sueldos, salarios y otras retribuciones	447.723.472	0	0	0	0	0	447.723.472
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	389.978.448	0	0	0	0	0	389.978.448
401	01	03	00	Suplencias a empleados	10.541.996	0	0	0	0	0	10.541.996
401	01	09	00	Remuneraciones al personal en período de disponibilidad	115.000	0	0	0	0	0	115.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	25.241.293	0	0	0	0	0	25.241.293
401	01	13	00	Suplencias a obreros	1.368.398	0	0	0	0	0	1.368.398
401	01	18	00	Remuneraciones al personal contratado	19.937.792	0	0	0	0	0	19.937.792
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	294.843	0	0	0	0	0	294.843
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	245.702	0	0	0	0	0	245.702
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.422.200	0	0	0	0	0	4.422.200
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.422.200	0	0	0	0	0	4.422.200
401	03	00	00	Primas	103.026.543	0	0	0	0	0	103.026.543
401	03	02	00	Primas de transporte a empleados	69.200	0	0	0	0	0	69.200
401	03	08	00	Primas de profesionalización a empleados	18.874.800	0	0	0	0	0	18.874.800
401	03	09	00	Primas por antigüedad a empleados	60.095.713	0	0	0	0	0	60.095.713
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	19.788.586	0	0	0	0	0	19.788.586
401	03	17	00	Primas de transporte a obreros	301.248	0	0	0	0	0	301.248
401	03	21	00	Primas por antigüedad a obreros	3.896.996	0	0	0	0	0	3.896.996
401	04	00	00	Complementos de sueldos y salarios	258.567.581	0	0	0	0	0	258.567.581
401	04	05	00	Complemento a empleados por gastos de representación	660.000	0	0	0	0	0	660.000
401	04	06	00	Complemento a empleados por comisión de servicios	720.000	0	0	0	0	0	720.000
401	04	08	00	Bono compensatorio de alimentación a empleados	111.322.225	0	0	0	0	0	111.322.225
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	245.417	0	0	0	0	0	245.417
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	859.248	0	0	0	0	0	859.248
401	04	18	00	Bono compensatorio de alimentación a obreros	19.480.740	0	0	0	0	0	19.480.740
401	04	26	00	Bono compensatorio de alimentación al personal contratado	10.308.060	0	0	0	0	0	10.308.060
401	04	96	00	Otros complementos a empleados	108.754.586	0	0	0	0	0	108.754.586
401	04	97	00	Otros complementos a obreros	6.217.305	0	0	0	0	0	6.217.305
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	85.005.857	0	0	0	0	0	85.005.857
401	05	03	00	Bono vacacional a empleados	72.943.526	0	0	0	0	0	72.943.526

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	05	00	Utilidades legales y convencionales a obreros	94.035	0	0	0	0	0	94.035
401	05	06	00	Bono vacacional a obreros	5.920.789	0	0	0	0	0	5.920.789
401	05	07	00	Aguinaldos al personal contratado	5.013.368	0	0	0	0	0	5.013.368
401	05	08	00	Bono vacacional al personal contratado	1.034.139	0	0	0	0	0	1.034.139
401	06	00	00	Aportes patronales y legales	57.558.364	0	0	0	0	0	57.558.364
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	32.943.517	0	0	0	0	0	32.943.517
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.320.777	0	0	0	0	0	7.320.777
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	14.462.919	0	0	0	0	0	14.462.919
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.696.922	0	0	0	0	0	1.696.922
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	377.085	0	0	0	0	0	377.085
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	742.546	0	0	0	0	0	742.546
401	06	97	00	Otros aportes legales por obreros	14.598	0	0	0	0	0	14.598
401	07	00	00	Asistencia socio-económica	270.508.293	0	0	0	0	0	270.508.293
401	07	02	00	Becas a empleados	370.634	0	0	0	0	0	370.634
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	13.730	0	0	0	0	0	13.730
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	44.443.642	0	0	0	0	0	44.443.642
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	165.055.020	0	0	0	0	0	165.055.020
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.224.844	0	0	0	0	0	3.224.844
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	4.258.842	0	0	0	0	0	4.258.842
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	11.250.000	0	0	0	0	0	11.250.000
401	07	18	00	Becas a obreros	186.456	0	0	0	0	0	186.456
401	07	19	00	Ayudas por matrimonio de obreros	8.000	0	0	0	0	0	8.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	20.000	0	0	0	0	0	20.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	37.600	0	0	0	0	0	37.600
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.402.742	0	0	0	0	0	2.402.742
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	24.078.000	0	0	0	0	0	24.078.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	723.520	0	0	0	0	0	723.520
401	07	26	00	Dotación de uniformes a obreros	10.354.375	0	0	0	0	0	10.354.375
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.330.888	0	0	0	0	0	1.330.888

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.750.000	0	0	0	0	0	1.750.000
401	07	96	00	Otras subvenciones a empleados	1.000.000	0	0	0	0	0	1.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	129.853.823	0	0	0	0	0	129.853.823
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	117.742.096	0	0	0	0	0	117.742.096
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	10.933.920	0	0	0	0	0	10.933.920
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.177.807	0	0	0	0	0	1.177.807
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	321.000	0	0	0	0	0	321.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	321.000	0	0	0	0	0	321.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**59.193.446**	**0**	**0**	**0**	**0**	**0**	**59.193.446**
402	01	00	00	Productos alimenticios y agropecuarios	10.920.213	0	0	0	0	0	10.920.213
402	01	01	00	Alimentos y bebidas para personas	10.891.913	0	0	0	0	0	10.891.913
402	01	03	00	Productos agrícolas y pecuarios	28.300	0	0	0	0	0	28.300
402	02	00	00	Productos de minas, canteras y yacimientos	98.700	0	0	0	0	0	98.700
402	02	02	00	Petróleo crudo y gas natural	82.400	0	0	0	0	0	82.400
402	02	04	00	Mineral no ferroso	150	0	0	0	0	0	150
402	02	05	00	Piedra, arcilla, arena y tierra	16.150	0	0	0	0	0	16.150
402	03	00	00	Textiles y vestuarios	1.346.649	0	0	0	0	0	1.346.649
402	03	01	00	Textiles	370.928	0	0	0	0	0	370.928
402	03	02	00	Prendas de vestir	952.721	0	0	0	0	0	952.721
402	03	03	00	Calzados	23.000	0	0	0	0	0	23.000
402	04	00	00	Productos de cuero y caucho	236.972	0	0	0	0	0	236.972
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.200	0	0	0	0	0	1.200
402	04	03	00	Cauchos y tripas para vehículos	235.272	0	0	0	0	0	235.272
402	04	99	00	Otros productos de cuero y caucho	500	0	0	0	0	0	500
402	05	00	00	Productos de papel, cartón e impresos	12.898.791	0	0	0	0	0	12.898.791
402	05	01	00	Pulpa de madera, papel y cartón	451.713	0	0	0	0	0	451.713
402	05	02	00	Envases y cajas de papel y cartón	736.589	0	0	0	0	0	736.589
402	05	03	00	Productos de papel y cartón para oficina	11.326.664	0	0	0	0	0	11.326.664
402	05	04	00	Libros, revistas y periódicos	94.397	0	0	0	0	0	94.397
402	05	05	00	Material de enseñanza	50.500	0	0	0	0	0	50.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	238.428	0	0	0	0	0	238.428

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	99	00	Otros productos de pulpa, papel y cartón	500	0	0	0	0	0	500
402	06	00	00	Productos químicos y derivados	6.013.620	0	0	0	0	0	6.013.620
402	06	01	00	Sustancias químicas y de uso industrial	288.440	0	0	0	0	0	288.440
402	06	02	00	Abonos, plaguicidas y otros	500	0	0	0	0	0	500
402	06	03	00	Tintas, pinturas y colorantes	3.294.419	0	0	0	0	0	3.294.419
402	06	04	00	Productos farmacéuticos y medicamentos	226.208	0	0	0	0	0	226.208
402	06	05	00	Productos de tocador	1.400	0	0	0	0	0	1.400
402	06	06	00	Combustibles y lubricantes	1.666.677	0	0	0	0	0	1.666.677
402	06	07	00	Productos diversos derivados del petróleo y del carbón	4.420	0	0	0	0	0	4.420
402	06	08	00	Productos plásticos	438.195	0	0	0	0	0	438.195
402	06	99	00	Otros productos de la industria química y conexos	93.361	0	0	0	0	0	93.361
402	07	00	00	Productos minerales no metálicos	65.710	0	0	0	0	0	65.710
402	07	01	00	Productos de barro, loza y porcelana	3.150	0	0	0	0	0	3.150
402	07	02	00	Vidrios y productos de vidrio	18.113	0	0	0	0	0	18.113
402	07	03	00	Productos de arcilla para construcción	15.260	0	0	0	0	0	15.260
402	07	04	00	Cemento, cal y yeso	22.311	0	0	0	0	0	22.311
402	07	99	00	Otros productos minerales no metálicos	6.876	0	0	0	0	0	6.876
402	08	00	00	Productos metálicos	5.423.238	0	0	0	0	0	5.423.238
402	08	01	00	Productos primarios de hierro y acero	31.023	0	0	0	0	0	31.023
402	08	02	00	Productos de metales no ferrosos	403.120	0	0	0	0	0	403.120
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	921.999	0	0	0	0	0	921.999
402	08	04	00	Productos metálicos estructurales	302.054	0	0	0	0	0	302.054
402	08	05	00	Materiales de orden público, seguridad y defensa	773.760	0	0	0	0	0	773.760
402	08	07	00	Material de señalamiento	36.135	0	0	0	0	0	36.135
402	08	08	00	Material de educación	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.871.550	0	0	0	0	0	1.871.550
402	08	10	00	Repuestos y accesorios para otros equipos	969.759	0	0	0	0	0	969.759
402	08	99	00	Otros productos metálicos	103.838	0	0	0	0	0	103.838
402	09	00	00	Productos de madera	280.500	0	0	0	0	0	280.500
402	09	01	00	Productos primarios de madera	180.000	0	0	0	0	0	180.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	99	00	Otros productos de madera	500	0	0	0	0	0	500
402	10	00	00	Productos varios y útiles diversos	21.503.942	0	0	0	0	0	21.503.942
402	10	01	00	Artículos de deporte, recreación y juguetes	406.663	0	0	0	0	0	406.663
402	10	02	00	Materiales y útiles de limpieza y aseo	6.188	0	0	0	0	0	6.188
402	10	03	00	Utensilios de cocina y comedor	23.500	0	0	0	0	0	23.500
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	830.067	0	0	0	0	0	830.067
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.814.521	0	0	0	0	0	2.814.521
402	10	06	00	Condecoraciones, ofrendas y similares	557.026	0	0	0	0	0	557.026
402	10	07	00	Productos de seguridad en el trabajo	830.926	0	0	0	0	0	830.926
402	10	08	00	Materiales para equipos de computación	13.983.381	0	0	0	0	0	13.983.381
402	10	10	00	Útiles religiosos	200	0	0	0	0	0	200
402	10	11	00	Materiales eléctricos	1.111.296	0	0	0	0	0	1.111.296
402	10	12	00	Materiales para instalaciones sanitarias	406.643	0	0	0	0	0	406.643
402	10	13	00	Materiales fotográficos	1.872	0	0	0	0	0	1.872
402	10	99	00	Otros productos y útiles diversos	531.659	0	0	0	0	0	531.659
402	99	00	00	Otros materiales y suministros	405.111	0	0	0	0	0	405.111
402	99	01	00	Otros materiales y suministros	405.111	0	0	0	0	0	405.111
403	**00**	**00**	**00**	**Servicios no personales**	**212.149.489**	**0**	**0**	**0**	**0**	**0**	**212.149.489**
403	01	00	00	Alquileres de inmuebles	24.053.000	0	0	0	0	0	24.053.000
403	01	01	00	Alquileres de edificios y locales	24.033.000	0	0	0	0	0	24.033.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	20.000	0	0	0	0	0	20.000
403	02	00	00	Alquileres de maquinaria y equipos	162.005	0	0	0	0	0	162.005
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	41.400	0	0	0	0	0	41.400
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	48.605	0	0	0	0	0	48.605
403	02	99	00	Alquileres de otras maquinaria y equipos	72.000	0	0	0	0	0	72.000
403	04	00	00	Servicios básicos	14.465.058	0	0	0	0	0	14.465.058
403	04	01	00	Electricidad	2.844.000	0	0	0	0	0	2.844.000
403	04	03	00	Agua	815.000	0	0	0	0	0	815.000
403	04	04	00	Teléfonos	5.955.000	0	0	0	0	0	5.955.000
403	04	05	00	Servicio de comunicaciones	3.779.058	0	0	0	0	0	3.779.058
403	04	06	00	Servicio de aseo urbano y domiciliario	252.000	0	0	0	0	0	252.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	07	00	Servicio de condominio	820.000	0	0	0	0	0	820.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	260.260	0	0	0	0	0	260.260
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	5.980	0	0	0	0	0	5.980
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	4.680	0	0	0	0	0	4.680
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	249.600	0	0	0	0	0	249.600
403	06	00	00	Servicios de transporte y almacenaje	958.419	0	0	0	0	0	958.419
403	06	01	00	Fletes y embalajes	634.201	0	0	0	0	0	634.201
403	06	03	00	Estacionamiento	12.480	0	0	0	0	0	12.480
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	311.738	0	0	0	0	0	311.738
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.459.127	0	0	0	0	0	16.459.127
403	07	01	00	Publicidad y propaganda	2.192.661	0	0	0	0	0	2.192.661
403	07	02	00	Imprenta y reproducción	4.597.665	0	0	0	0	0	4.597.665
403	07	03	00	Relaciones sociales	7.898.970	0	0	0	0	0	7.898.970
403	07	04	00	Avisos	1.769.831	0	0	0	0	0	1.769.831
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.736.300	0	0	0	0	0	7.736.300
403	08	01	00	Primas y gastos de seguros	7.331.300	0	0	0	0	0	7.331.300
403	08	02	00	Comisiones y gastos bancarios	405.000	0	0	0	0	0	405.000
403	09	00	00	Viáticos y pasajes	26.341.921	0	0	0	0	0	26.341.921
403	09	01	00	Viáticos y pasajes dentro del país	23.864.015	0	0	0	0	0	23.864.015
403	09	02	00	Viáticos y pasajes fuera del país	1.966.010	0	0	0	0	0	1.966.010
403	09	03	00	Asignación por kilómetros recorridos	511.896	0	0	0	0	0	511.896
403	10	00	00	Servicios profesionales y técnicos	9.760.937	0	0	0	0	0	9.760.937
403	10	03	00	Servicios de procesamiento de datos	1.916.058	0	0	0	0	0	1.916.058
403	10	07	00	Servicios de capacitación y adiestramiento	2.375.000	0	0	0	0	0	2.375.000
403	10	09	00	Servicios de lavandería y tintorería	6.779	0	0	0	0	0	6.779
403	10	11	00	Servicios para la elaboración y suministro de comida	2.721.600	0	0	0	0	0	2.721.600
403	10	99	00	Otros servicios profesionales y técnicos	2.741.500	0	0	0	0	0	2.741.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	21.306.698	0	0	0	0	0	21.306.698
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.744.034	0	0	0	0	0	2.744.034
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	952.428	0	0	0	0	0	952.428

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.421.100	0	0	0	0	0	1.421.100
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	16.088.776	0	0	0	0	0	16.088.776
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	100.360	0	0	0	0	0	100.360
403	12	00	00	Conservación y reparaciones menores de obras	36.651.559	0	0	0	0	0	36.651.559
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	36.651.559	0	0	0	0	0	36.651.559
403	15	00	00	Servicios fiscales	123.730	0	0	0	0	0	123.730
403	15	02	00	Tasas y otros derechos obligatorios	123.730	0	0	0	0	0	123.730
403	16	00	00	Servicios de diversión, esparcimiento y culturales	12.978.622	0	0	0	0	0	12.978.622
403	16	01	00	Servicios de diversión, esparcimiento y culturales	12.978.622	0	0	0	0	0	12.978.622
403	18	00	00	Impuestos indirectos	36.269.240	0	0	0	0	0	36.269.240
403	18	01	00	Impuesto al valor agregado	36.269.240	0	0	0	0	0	36.269.240
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.812.520	0	0	0	0	0	2.812.520
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.812.520	0	0	0	0	0	2.812.520
403	99	00	00	Otros servicios no personales	1.810.093	0	0	0	0	0	1.810.093
403	99	01	00	Otros servicios no personales	1.810.093	0	0	0	0	0	1.810.093
404	**00**	**00**	**00**	**Activos reales**	**89.264.955**	**0**	**0**	**0**	**0**	**0**	**89.264.955**
404	01	00	00	Repuestos y reparaciones mayores	2.209.326	0	0	0	0	0	2.209.326
404	01	01	00	Repuestos mayores	891.449	0	0	0	0	0	891.449
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	34.841	0	0	0	0	0	34.841
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	422.526	0	0	0	0	0	422.526
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	350.040	0	0	0	0	0	350.040
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	84.042	0	0	0	0	0	84.042
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.317.877	0	0	0	0	0	1.317.877
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	36.620	0	0	0	0	0	36.620
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	936.000	0	0	0	0	0	936.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	345.257	0	0	0	0	0	345.257
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	39.000.000	0	0	0	0	0	39.000.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	39.000.000	0	0	0	0	0	39.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	474.661	0	0	0	0	0	474.661
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	6.670	0	0	0	0	0	6.670

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	323.771	0	0	0	0	0	323.771
404	03	05	00	Maquinaria y equipos industriales y de taller	1.710	0	0	0	0	0	1.710
404	03	06	00	Maquinaria y equipos de energía	142.510	0	0	0	0	0	142.510
404	04	00	00	Equipos de transporte, tracción y elevación	16.640	0	0	0	0	0	16.640
404	04	05	00	Vehículos de tracción no motorizados	10.400	0	0	0	0	0	10.400
404	04	06	00	Equipos auxiliares de transporte	6.240	0	0	0	0	0	6.240
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.221.183	0	0	0	0	0	2.221.183
404	05	01	00	Equipos de telecomunicaciones	2.221.183	0	0	0	0	0	2.221.183
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	276.595	0	0	0	0	0	276.595
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	276.595	0	0	0	0	0	276.595
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.048.514	0	0	0	0	0	1.048.514
404	07	01	00	Equipos científicos y de laboratorio	466.606	0	0	0	0	0	466.606
404	07	02	00	Equipos de enseñanza, deporte y recreación	356.612	0	0	0	0	0	356.612
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	100.000	0	0	0	0	0	100.000
404	07	06	00	Instrumentos musicales y equipos de audio	125.296	0	0	0	0	0	125.296
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.745.604	0	0	0	0	0	14.745.604
404	09	01	00	Mobiliario y equipos de oficina	6.776.253	0	0	0	0	0	6.776.253
404	09	02	00	Equipos de computación	6.583.291	0	0	0	0	0	6.583.291
404	09	03	00	Mobiliario y equipos de alojamiento	1.344.131	0	0	0	0	0	1.344.131
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	41.929	0	0	0	0	0	41.929
404	11	00	00	Inmuebles, maquinaria y equipos usados	20.000.000	0	0	0	0	0	20.000.000
404	11	02	00	Adquisición de edificios e instalaciones	20.000.000	0	0	0	0	0	20.000.000
404	12	00	00	Activos intangibles	1.281.555	0	0	0	0	0	1.281.555
404	12	04	00	Paquetes y programas de computación	1.281.555	0	0	0	0	0	1.281.555
404	99	00	00	Otros activos reales	7.990.877	0	0	0	0	0	7.990.877
404	99	01	00	Otros activos reales	7.990.877	0	0	0	0	0	7.990.877
407	**00**	**00**	**00**	**Transferencias y donaciones**	**295.161.858**	**0**	**0**	**0**	**0**	**0**	**295.161.858**
407	01	00	00	Transferencias y donaciones corrientes internas	295.161.858	0	0	0	0	0	295.161.858
407	01	01	00	Transferencias corrientes internas al sector privado	291.075.758	0	0	0	0	0	291.075.758
407	01	01	01	Pensiones del personal empleado, obrero y militar	14.739.300	0	0	0	0	0	14.739.300
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	144.090.000	0	0	0	0	0	144.090.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.473.930	0	0	0	0	0	1.473.930
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	7.538.832	0	0	0	0	0	7.538.832
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.801.381	0	0	0	0	0	5.801.381
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	14.409.000	0	0	0	0	0	14.409.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	55.077.202	0	0	0	0	0	55.077.202
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	46.890.963	0	0	0	0	0	46.890.963
407	01	01	56	Otras asignaciones	1.055.150	0	0	0	0	0	1.055.150
407	01	02	00	Donaciones corrientes internas al sector privado	1.086.100	0	0	0	0	0	1.086.100
407	01	02	01	Donaciones corrientes a personas	1.086.100	0	0	0	0	0	1.086.100
407	01	03	00	Transferencias corrientes internas al sector público	3.000.000	0	0	0	0	0	3.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.000.000	0	0	0	0	0	3.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.668.500**	**0**	**0**	**0**	**0**	**0**	**2.668.500**
411	11	00	00	Obligaciones de ejercicios anteriores	2.668.500	0	0	0	0	0	2.668.500
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.668.500	0	0	0	0	0	1.668.500
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	1.000.000	0	0	0	0	0	1.000.000
				Totales	**2.015.425.381**	**0**	**0**	**0**	**0**	**0**	**2.015.425.381**

25

Procuraduría General de la República

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**75.855.202**	**0**	**0**	**0**	**0**	**0**	**75.855.202**
401	01	00	00	Sueldos, salarios y otras retribuciones	30.139.730	0	0	0	0	0	30.139.730
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	8.137.277	0	0	0	0	0	8.137.277
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.261.301	0	0	0	0	0	1.261.301
401	01	12	00	Salarios a obreros en puestos no permanentes	367.925	0	0	0	0	0	367.925
401	01	18	00	Remuneraciones al personal contratado	5.616.647	0	0	0	0	0	5.616.647
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	122.851	0	0	0	0	0	122.851
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	191.970	0	0	0	0	0	191.970
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	5.091.660	0	0	0	0	0	5.091.660
401	01	99	00	Otras retribuciones	9.350.099	0	0	0	0	0	9.350.099
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.520.726	0	0	0	0	0	1.520.726
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	497.891	0	0	0	0	0	497.891
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.022.835	0	0	0	0	0	1.022.835
401	03	00	00	Primas	4.655.833	0	0	0	0	0	4.655.833
401	03	08	00	Primas de profesionalización a empleados	835.062	0	0	0	0	0	835.062
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	229.362	0	0	0	0	0	229.362
401	03	19	00	Primas por hijos de obreros	100	0	0	0	0	0	100
401	03	21	00	Primas por antigüedad a obreros	203.093	0	0	0	0	0	203.093
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	114.502	0	0	0	0	0	114.502
401	03	47	00	Primas al personal de alto nivel y de dirección	2.887.620	0	0	0	0	0	2.887.620
401	03	97	00	Otras primas a empleados	386.094	0	0	0	0	0	386.094
401	04	00	00	Complementos de sueldos y salarios	8.447.747	0	0	0	0	0	8.447.747
401	04	06	00	Complemento a empleados por comisión de servicios	415.833	0	0	0	0	0	415.833
401	04	08	00	Bono compensatorio de alimentación a empleados	3.333.422	0	0	0	0	0	3.333.422
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	24.000	0	0	0	0	0	24.000
401	04	17	00	Complemento a obreros por gastos de transporte	36.432	0	0	0	0	0	36.432
401	04	18	00	Bono compensatorio de alimentación a obreros	1.088.640	0	0	0	0	0	1.088.640
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.177.280	0	0	0	0	0	2.177.280
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	38.880	0	0	0	0	0	38.880
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.333.260	0	0	0	0	0	1.333.260

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.884.803	0	0	0	0	0	5.884.803
401	05	01	00	Aguinaldos a empleados	1.600	0	0	0	0	0	1.600
401	05	03	00	Bono vacacional a empleados	2.523.531	0	0	0	0	0	2.523.531
401	05	04	00	Aguinaldos a obreros	200	0	0	0	0	0	200
401	05	06	00	Bono vacacional a obreros	839.694	0	0	0	0	0	839.694
401	05	07	00	Aguinaldos al personal contratado	1.100	0	0	0	0	0	1.100
401	05	08	00	Bono vacacional al personal contratado	227.077	0	0	0	0	0	227.077
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	200	0	0	0	0	0	200
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	109.933	0	0	0	0	0	109.933
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.600	0	0	0	0	0	1.600
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	2.179.868	0	0	0	0	0	2.179.868
401	06	00	00	Aportes patronales y legales	2.014.157	0	0	0	0	0	2.014.157
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	418.315	0	0	0	0	0	418.315
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	138.414	0	0	0	0	0	138.414
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	92.276	0	0	0	0	0	92.276
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	92.650	0	0	0	0	0	92.650
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	93.012	0	0	0	0	0	93.012
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	30.997	0	0	0	0	0	30.997
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	20.669	0	0	0	0	0	20.669
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	20.669	0	0	0	0	0	20.669
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	277.235	0	0	0	0	0	277.235
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	65.980	0	0	0	0	0	65.980
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	11.967	0	0	0	0	0	11.967
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.989	0	0	0	0	0	3.989
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.659	0	0	0	0	0	2.659
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	336.592	0	0	0	0	0	336.592
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	112.198	0	0	0	0	0	112.198
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	74.798	0	0	0	0	0	74.798
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder	2.659	0	0	0	0	0	2.659

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				público y de elección popular							
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	76.678	0	0	0	0	0	76.678
401	06	95	00	Otros aportes legales por personal contratado	142.400	0	0	0	0	0	142.400
401	07	00	00	Asistencia socio-económica	16.000.379	0	0	0	0	0	16.000.379
401	07	01	00	Capacitación y adiestramiento a empleados	700	0	0	0	0	0	700
401	07	02	00	Becas a empleados	297.600	0	0	0	0	0	297.600
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	0	1.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.093.957	0	0	0	0	0	1.093.957
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	4.248.114	0	0	0	0	0	4.248.114
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	423.000	0	0	0	0	0	423.000
401	07	10	00	Dotación de uniformes a empleados	1.300	0	0	0	0	0	1.300
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	319.405	0	0	0	0	0	319.405
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.300	0	0	0	0	0	1.300
401	07	18	00	Becas a obreros	52.320	0	0	0	0	0	52.320
401	07	19	00	Ayudas por matrimonio de obreros	500	0	0	0	0	0	500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	500	0	0	0	0	0	500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	148.754	0	0	0	0	0	148.754
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.151.744	0	0	0	0	0	1.151.744
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	82.800	0	0	0	0	0	82.800
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	51.106	0	0	0	0	0	51.106
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	200	0	0	0	0	0	200
401	07	33	00	Asistencia socio-económica al personal contratado	2.169.401	0	0	0	0	0	2.169.401
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	29.918	0	0	0	0	0	29.918
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	12.396	0	0	0	0	0	12.396
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	850	0	0	0	0	0	850
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	1.250	0	0	0	0	0	1.250
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	822.511	0	0	0	0	0	822.511
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.153.003	0	0	0	0	0	1.153.003

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	27.600	0	0	0	0	0	27.600
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	1.052.925	0	0	0	0	0	1.052.925
401	07	96	00	Otras subvenciones a empleados	2.248.625	0	0	0	0	0	2.248.625
401	07	97	00	Otras subvenciones a obreros	606.600	0	0	0	0	0	606.600
401	08	00	00	Prestaciones sociales e indemnizaciones	7.191.827	0	0	0	0	0	7.191.827
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	3.189.221	0	0	0	0	0	3.189.221
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	533.287	0	0	0	0	0	533.287
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.270.654	0	0	0	0	0	1.270.654
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	82.762	0	0	0	0	0	82.762
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.115.903	0	0	0	0	0	2.115.903
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**6.400.514**	**0**	**0**	**0**	**0**	**0**	**6.400.514**
402	01	00	00	Productos alimenticios y agropecuarios	1.026.192	0	0	0	0	0	1.026.192
402	01	01	00	Alimentos y bebidas para personas	1.021.192	0	0	0	0	0	1.021.192
402	01	03	00	Productos agrícolas y pecuarios	5.000	0	0	0	0	0	5.000
402	02	00	00	Productos de minas, canteras y yacimientos	5.800	0	0	0	0	0	5.800
402	02	01	00	Carbón mineral	800	0	0	0	0	0	800
402	02	07	00	Sal para uso industrial	5.000	0	0	0	0	0	5.000
402	03	00	00	Textiles y vestuarios	526.650	0	0	0	0	0	526.650
402	03	01	00	Textiles	41.500	0	0	0	0	0	41.500
402	03	02	00	Prendas de vestir	316.650	0	0	0	0	0	316.650
402	03	03	00	Calzados	168.500	0	0	0	0	0	168.500
402	04	00	00	Productos de cuero y caucho	29.120	0	0	0	0	0	29.120
402	04	03	00	Cauchos y tripas para vehículos	29.120	0	0	0	0	0	29.120
402	05	00	00	Productos de papel, cartón e impresos	2.229.473	0	0	0	0	0	2.229.473
402	05	01	00	Pulpa de madera, papel y cartón	22.215	0	0	0	0	0	22.215
402	05	02	00	Envases y cajas de papel y cartón	64.350	0	0	0	0	0	64.350
402	05	03	00	Productos de papel y cartón para oficina	1.872.584	0	0	0	0	0	1.872.584
402	05	04	00	Libros, revistas y periódicos	204.802	0	0	0	0	0	204.802
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	65.522	0	0	0	0	0	65.522
402	06	00	00	Productos químicos y derivados	1.210.575	0	0	0	0	0	1.210.575
402	06	03	00	Tintas, pinturas y colorantes	872.354	0	0	0	0	0	872.354

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	190.288	0	0	0	0	0	190.288
402	06	05	00	Productos de tocador	30.813	0	0	0	0	0	30.813
402	06	06	00	Combustibles y lubricantes	42.115	0	0	0	0	0	42.115
402	06	08	00	Productos plásticos	75.005	0	0	0	0	0	75.005
402	07	00	00	Productos minerales no metálicos	21.918	0	0	0	0	0	21.918
402	07	02	00	Vidrios y productos de vidrio	2.730	0	0	0	0	0	2.730
402	07	03	00	Productos de arcilla para construcción	10.920	0	0	0	0	0	10.920
402	07	04	00	Cemento, cal y yeso	8.268	0	0	0	0	0	8.268
402	08	00	00	Productos metálicos	270.724	0	0	0	0	0	270.724
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	81.884	0	0	0	0	0	81.884
402	08	05	00	Materiales de orden público, seguridad y defensa	99.840	0	0	0	0	0	99.840
402	08	07	00	Material de señalamiento	1.300	0	0	0	0	0	1.300
402	08	09	00	Repuestos y accesorios para equipos de transporte	75.750	0	0	0	0	0	75.750
402	08	99	00	Otros productos metálicos	11.950	0	0	0	0	0	11.950
402	10	00	00	Productos varios y útiles diversos	1.078.812	0	0	0	0	0	1.078.812
402	10	01	00	Artículos de deporte, recreación y juguetes	109.924	0	0	0	0	0	109.924
402	10	02	00	Materiales y útiles de limpieza y aseo	112.771	0	0	0	0	0	112.771
402	10	03	00	Utensilios de cocina y comedor	33.125	0	0	0	0	0	33.125
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	21.625	0	0	0	0	0	21.625
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	469.529	0	0	0	0	0	469.529
402	10	06	00	Condecoraciones, ofrendas y similares	65.000	0	0	0	0	0	65.000
402	10	07	00	Productos de seguridad en el trabajo	29.224	0	0	0	0	0	29.224
402	10	08	00	Materiales para equipos de computación	145.603	0	0	0	0	0	145.603
402	10	09	00	Especies timbradas y valores	13.000	0	0	0	0	0	13.000
402	10	11	00	Materiales eléctricos	58.617	0	0	0	0	0	58.617
402	10	12	00	Materiales para instalaciones sanitarias	15.563	0	0	0	0	0	15.563
402	10	99	00	Otros productos y útiles diversos	4.831	0	0	0	0	0	4.831
402	99	00	00	Otros materiales y suministros	1.250	0	0	0	0	0	1.250
402	99	01	00	Otros materiales y suministros	1.250	0	0	0	0	0	1.250
403	**00**	**00**	**00**	**Servicios no personales**	**24.610.190**	**0**	**0**	**0**	**0**	**0**	**24.610.190**
403	01	00	00	Alquileres de inmuebles	644.000	0	0	0	0	0	644.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	01	00	Alquileres de edificios y locales	624.000	0	0	0	0	0	624.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	20.000	0	0	0	0	0	20.000
403	04	00	00	Servicios básicos	2.210.440	0	0	0	0	0	2.210.440
403	04	01	00	Electricidad	325.000	0	0	0	0	0	325.000
403	04	03	00	Agua	36.400	0	0	0	0	0	36.400
403	04	04	00	Teléfonos	578.500	0	0	0	0	0	578.500
403	04	05	00	Servicio de comunicaciones	312.000	0	0	0	0	0	312.000
403	04	06	00	Servicio de aseo urbano y domiciliario	95.340	0	0	0	0	0	95.340
403	04	07	00	Servicio de condominio	863.200	0	0	0	0	0	863.200
403	06	00	00	Servicios de transporte y almacenaje	476.529	0	0	0	0	0	476.529
403	06	01	00	Fletes y embalajes	365.490	0	0	0	0	0	365.490
403	06	02	00	Almacenaje	9.100	0	0	0	0	0	9.100
403	06	03	00	Estacionamiento	36.939	0	0	0	0	0	36.939
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	65.000	0	0	0	0	0	65.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.925.171	0	0	0	0	0	1.925.171
403	07	01	00	Publicidad y propaganda	162.500	0	0	0	0	0	162.500
403	07	02	00	Imprenta y reproducción	323.571	0	0	0	0	0	323.571
403	07	03	00	Relaciones sociales	724.100	0	0	0	0	0	724.100
403	07	04	00	Avisos	715.000	0	0	0	0	0	715.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	630.500	0	0	0	0	0	630.500
403	08	01	00	Primas y gastos de seguros	520.000	0	0	0	0	0	520.000
403	08	02	00	Comisiones y gastos bancarios	65.000	0	0	0	0	0	65.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	45.500	0	0	0	0	0	45.500
403	09	00	00	Viáticos y pasajes	1.414.500	0	0	0	0	0	1.414.500
403	09	01	00	Viáticos y pasajes dentro del país	842.500	0	0	0	0	0	842.500
403	09	02	00	Viáticos y pasajes fuera del país	572.000	0	0	0	0	0	572.000
403	10	00	00	Servicios profesionales y técnicos	6.976.830	0	0	0	0	0	6.976.830
403	10	01	00	Servicios jurídicos	5.983.402	0	0	0	0	0	5.983.402
403	10	02	00	Servicios de contabilidad y auditoría	32.500	0	0	0	0	0	32.500
403	10	03	00	Servicios de procesamiento de datos	266.500	0	0	0	0	0	266.500
403	10	09	00	Servicios de lavandería y tintorería	58.500	0	0	0	0	0	58.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	97.500	0	0	0	0	0	97.500
403	10	99	00	Otros servicios profesionales y técnicos	538.428	0	0	0	0	0	538.428
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	910.774	0	0	0	0	0	910.774
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	92.818	0	0	0	0	0	92.818
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	130.000	0	0	0	0	0	130.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	91.728	0	0	0	0	0	91.728
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	563.398	0	0	0	0	0	563.398
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	32.830	0	0	0	0	0	32.830
403	12	00	00	Conservación y reparaciones menores de obras	1.521.015	0	0	0	0	0	1.521.015
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.521.015	0	0	0	0	0	1.521.015
403	15	00	00	Servicios fiscales	65.000	0	0	0	0	0	65.000
403	15	02	00	Tasas y otros derechos obligatorios	65.000	0	0	0	0	0	65.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.386.000	0	0	0	0	0	1.386.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.386.000	0	0	0	0	0	1.386.000
403	18	00	00	Impuestos indirectos	5.448.793	0	0	0	0	0	5.448.793
403	18	01	00	Impuesto al valor agregado	5.448.793	0	0	0	0	0	5.448.793
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	577.079	0	0	0	0	0	577.079
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	577.079	0	0	0	0	0	577.079
403	99	00	00	Otros servicios no personales	423.559	0	0	0	0	0	423.559
403	99	01	00	Otros servicios no personales	423.559	0	0	0	0	0	423.559
404	**00**	**00**	**00**	**Activos reales**	**4.198.985**	**0**	**0**	**0**	**0**	**0**	**4.198.985**
404	01	00	00	Repuestos y reparaciones mayores	2.413.082	0	0	0	0	0	2.413.082
404	01	01	00	Repuestos mayores	2.413.082	0	0	0	0	0	2.413.082
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.413.082	0	0	0	0	0	2.413.082
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	313.620	0	0	0	0	0	313.620
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	313.620	0	0	0	0	0	313.620
404	04	00	00	Equipos de transporte, tracción y elevación	728.000	0	0	0	0	0	728.000
404	04	01	00	Vehículos automotores terrestres	728.000	0	0	0	0	0	728.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	373.275	0	0	0	0	0	373.275
404	07	02	00	Equipos de enseñanza, deporte y recreación	85.195	0	0	0	0	0	85.195

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	260.000	0	0	0	0	0	260.000
404	07	06	00	Instrumentos musicales y equipos de audio	28.080	0	0	0	0	0	28.080
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	371.008	0	0	0	0	0	371.008
404	09	01	00	Mobiliario y equipos de oficina	20.467	0	0	0	0	0	20.467
404	09	02	00	Equipos de computación	43.741	0	0	0	0	0	43.741
404	09	03	00	Mobiliario y equipos de alojamiento	202.800	0	0	0	0	0	202.800
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	104.000	0	0	0	0	0	104.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.510.115**	**0**	**0**	**0**	**0**	**0**	**13.510.115**
407	01	00	00	Transferencias y donaciones corrientes internas	13.510.115	0	0	0	0	0	13.510.115
407	01	01	00	Transferencias corrientes internas al sector privado	7.568.645	0	0	0	0	0	7.568.645
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.203.790	0	0	0	0	0	1.203.790
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	3.002.370	0	0	0	0	0	3.002.370
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	200	0	0	0	0	0	200
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	215.634	0	0	0	0	0	215.634
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	361.837	0	0	0	0	0	361.837
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	651.000	0	0	0	0	0	651.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	200	0	0	0	0	0	200
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	204.982	0	0	0	0	0	204.982
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	671.632	0	0	0	0	0	671.632
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	1.218.000	0	0	0	0	0	1.218.000
407	01	01	75	Subsidios a organismos laborales y gremiales	39.000	0	0	0	0	0	39.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.050.000	0	0	0	0	0	1.050.000
407	01	02	01	Donaciones corrientes a personas	1.050.000	0	0	0	0	0	1.050.000
407	01	03	00	Transferencias corrientes internas al sector público	2.000.000	0	0	0	0	0	2.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.000.000	0	0	0	0	0	2.000.000
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	782.710	0	0	0	0	0	782.710
407	01	05	02	Pensiones del personal de alto nivel y de dirección	492.285	0	0	0	0	0	492.285
407	01	05	07	Aguinaldos del personal pensionado de alto nivel y de dirección	200	0	0	0	0	0	200
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	49.229	0	0	0	0	0	49.229
407	01	05	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección	72.996	0	0	0	0	0	72.996

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	05	99	Otras subvenciones socio-económicas del personal pensionado de alto nivel y de dirección	168.000	0	0	0	0	0	168.000
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	2.108.760	0	0	0	0	0	2.108.760
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	1.224.632	0	0	0	0	0	1.224.632
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	300	0	0	0	0	0	300
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	122.463	0	0	0	0	0	122.463
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	236.365	0	0	0	0	0	236.365
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	525.000	0	0	0	0	0	525.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.825.000**	**0**	**0**	**0**	**0**	**0**	**2.825.000**
411	03	00	00	Disminución de cuentas y efectos por pagar a proveedores	2.000.000	0	0	0	0	0	2.000.000
411	03	01	00	Disminución de cuentas por pagar a proveedores a corto plazo	2.000.000	0	0	0	0	0	2.000.000
411	11	00	00	Obligaciones de ejercicios anteriores	825.000	0	0	0	0	0	825.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	600.000	0	0	0	0	0	600.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	225.000	0	0	0	0	0	225.000
				Totales	**127.400.006**	**0**	**0**	**0**	**0**	**0**	**127.400.006**

26

Ministerio del Poder Popular para Relaciones Interiores y Justicia

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.072.675.805**	**0**	**0**	**0**	**0**	**0**	**3.072.675.805**
401	01	00	00	Sueldos, salarios y otras retribuciones	944.102.393	0	0	0	0	0	944.102.393
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	733.193.918	0	0	0	0	0	733.193.918
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	1.614.946	0	0	0	0	0	1.614.946
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	41.464.165	0	0	0	0	0	41.464.165
401	01	18	00	Remuneraciones al personal contratado	143.059.880	0	0	0	0	0	143.059.880
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.600.000	0	0	0	0	0	3.600.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	98.304	0	0	0	0	0	98.304
401	01	99	00	Otras retribuciones	21.045.939	0	0	0	0	0	21.045.939
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	327.334.595	0	0	0	0	0	327.334.595
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	274.519.816	0	0	0	0	0	274.519.816
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	2.369.870	0	0	0	0	0	2.369.870
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	50.444.909	0	0	0	0	0	50.444.909
401	03	00	00	Primas	521.287.662	0	0	0	0	0	521.287.662
401	03	02	00	Primas de transporte a empleados	45.738.500	0	0	0	0	0	45.738.500
401	03	03	00	Primas por hogar a empleados	87.728.571	0	0	0	0	0	87.728.571
401	03	04	00	Primas por hijos a empleados	65.349.566	0	0	0	0	0	65.349.566
401	03	08	00	Primas de profesionalización a empleados	47.700.514	0	0	0	0	0	47.700.514
401	03	09	00	Primas por antigüedad a empleados	100.840.360	0	0	0	0	0	100.840.360
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	61.490.127	0	0	0	0	0	61.490.127
401	03	17	00	Primas de transporte a obreros	4.849.292	0	0	0	0	0	4.849.292
401	03	18	00	Primas por hogar a obreros	8.091.500	0	0	0	0	0	8.091.500
401	03	19	00	Primas por hijos de obreros	5.903.460	0	0	0	0	0	5.903.460
401	03	21	00	Primas por antigüedad a obreros	10.037.228	0	0	0	0	0	10.037.228
401	03	22	00	Primas de profesionalización a obreros	234.558	0	0	0	0	0	234.558
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	13.767.876	0	0	0	0	0	13.767.876
401	03	31	00	Primas por riesgo al personal militar y de seguridad	62.119.446	0	0	0	0	0	62.119.446
401	03	37	00	Primas de transporte al personal contratado	389.100	0	0	0	0	0	389.100
401	03	38	00	Primas por hogar al personal contratado	648.500	0	0	0	0	0	648.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	39	00	Primas por hijos al personal contratado	243.600	0	0	0	0	0	243.600
401	03	40	00	Primas de profesionalización al personal contratado	218.380	0	0	0	0	0	218.380
401	03	41	00	Primas por antigüedad al personal contratado	268.261	0	0	0	0	0	268.261
401	03	95	00	Otras primas al personal de alto nivel y de dirección	79.604	0	0	0	0	0	79.604
401	03	96	00	Otras primas al personal contratado	35.103	0	0	0	0	0	35.103
401	03	97	00	Otras primas a empleados	3.650.125	0	0	0	0	0	3.650.125
401	03	98	00	Otras primas a obreros	1.903.991	0	0	0	0	0	1.903.991
401	04	00	00	Complementos de sueldos y salarios	428.538.906	0	0	0	0	0	428.538.906
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	4.000.000	0	0	0	0	0	4.000.000
401	04	02	00	Complemento a empleados por trabajo nocturno	2.400	0	0	0	0	0	2.400
401	04	03	00	Complemento a empleados por gastos de alimentación	132.000	0	0	0	0	0	132.000
401	04	05	00	Complemento a empleados por gastos de representación	12.000	0	0	0	0	0	12.000
401	04	06	00	Complemento a empleados por comisión de servicios	5.544.803	0	0	0	0	0	5.544.803
401	04	08	00	Bono compensatorio de alimentación a empleados	353.506.900	0	0	0	0	0	353.506.900
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.131.854	0	0	0	0	0	1.131.854
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.502.850	0	0	0	0	0	2.502.850
401	04	16	00	Complemento a obreros por gastos de alimentación	81.000	0	0	0	0	0	81.000
401	04	17	00	Complemento a obreros por gastos de transporte	4.705.200	0	0	0	0	0	4.705.200
401	04	18	00	Bono compensatorio de alimentación a obreros	21.583.404	0	0	0	0	0	21.583.404
401	04	26	00	Bono compensatorio de alimentación al personal contratado	25.853.925	0	0	0	0	0	25.853.925
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	4.050	0	0	0	0	0	4.050
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	37.800	0	0	0	0	0	37.800
401	04	97	00	Otros complementos a obreros	5.299.232	0	0	0	0	0	5.299.232
401	04	98	00	Otros complementos al personal contratado	4.141.488	0	0	0	0	0	4.141.488
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	192.739.998	0	0	0	0	0	192.739.998
401	05	01	00	Aguinaldos a empleados	5.637.729	0	0	0	0	0	5.637.729
401	05	03	00	Bono vacacional a empleados	171.246.015	0	0	0	0	0	171.246.015
401	05	04	00	Aguinaldos a obreros	331.864	0	0	0	0	0	331.864
401	05	06	00	Bono vacacional a obreros	10.493.353	0	0	0	0	0	10.493.353
401	05	07	00	Aguinaldos al personal contratado	2.201.606	0	0	0	0	0	2.201.606
401	05	08	00	Bono vacacional al personal contratado	2.774.055	0	0	0	0	0	2.774.055

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	9.903	0	0	0	0	0	9.903
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	3.961	0	0	0	0	0	3.961
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	31.613	0	0	0	0	0	31.613
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	9.899	0	0	0	0	0	9.899
401	06	00	00	Aportes patronales y legales	157.663.754	0	0	0	0	0	157.663.754
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	74.000.059	0	0	0	0	0	74.000.059
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	15.358.242	0	0	0	0	0	15.358.242
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	15.720.146	0	0	0	0	0	15.720.146
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	28.264.377	0	0	0	0	0	28.264.377
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	9.094.449	0	0	0	0	0	9.094.449
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.478.050	0	0	0	0	0	2.478.050
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.656.264	0	0	0	0	0	1.656.264
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.863.737	0	0	0	0	0	1.863.737
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.590.594	0	0	0	0	0	6.590.594
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.291.468	0	0	0	0	0	1.291.468
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	3.922	0	0	0	0	0	3.922
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	1.070	0	0	0	0	0	1.070
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	713	0	0	0	0	0	713
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	713	0	0	0	0	0	713
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	30.650	0	0	0	0	0	30.650
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	8.381	0	0	0	0	0	8.381
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	5.588	0	0	0	0	0	5.588
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	5.588	0	0	0	0	0	5.588
401	06	95	00	Otros aportes legales por personal contratado	1.289.743	0	0	0	0	0	1.289.743
401	07	00	00	Asistencia socio-económica	201.655.029	0	0	0	0	0	201.655.029
401	07	01	00	Capacitación y adiestramiento a empleados	1.362.705	0	0	0	0	0	1.362.705
401	07	02	00	Becas a empleados	11.373.200	0	0	0	0	0	11.373.200
401	07	03	00	Ayudas por matrimonio a empleados	230.450	0	0	0	0	0	230.450

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	475.000	0	0	0	0	0	475.000
401	07	05	00	Ayudas por defunción a empleados	936.750	0	0	0	0	0	936.750
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.500.000	0	0	0	0	0	2.500.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	95.026.059	0	0	0	0	0	95.026.059
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	10.294.500	0	0	0	0	0	10.294.500
401	07	10	00	Dotación de uniformes a empleados	1.771.400	0	0	0	0	0	1.771.400
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	28.494.202	0	0	0	0	0	28.494.202
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	12.117.500	0	0	0	0	0	12.117.500
401	07	17	00	Capacitación y adiestramiento a obreros	160.000	0	0	0	0	0	160.000
401	07	18	00	Becas a obreros	3.760.000	0	0	0	0	0	3.760.000
401	07	19	00	Ayudas por matrimonio de obreros	57.250	0	0	0	0	0	57.250
401	07	20	00	Ayudas por nacimiento de hijos de obreros	56.000	0	0	0	0	0	56.000
401	07	21	00	Ayudas por defunción a obreros	89.250	0	0	0	0	0	89.250
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.231.200	0	0	0	0	0	2.231.200
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	13.479.079	0	0	0	0	0	13.479.079
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.773.000	0	0	0	0	0	2.773.000
401	07	26	00	Dotación de uniformes a obreros	8.414.000	0	0	0	0	0	8.414.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	3.877.435	0	0	0	0	0	3.877.435
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.910.000	0	0	0	0	0	1.910.000
401	07	33	00	Asistencia socio-económica al personal contratado	218.797	0	0	0	0	0	218.797
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	5.348	0	0	0	0	0	5.348
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	41.904	0	0	0	0	0	41.904
401	08	00	00	Prestaciones sociales e indemnizaciones	298.502.484	0	0	0	0	0	298.502.484
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	260.096.316	0	0	0	0	0	260.096.316
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	25.780.470	0	0	0	0	0	25.780.470
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	12.538.908	0	0	0	0	0	12.538.908
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	12.102	0	0	0	0	0	12.102
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	74.688	0	0	0	0	0	74.688
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	850.984	0	0	0	0	0	850.984
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	850.984	0	0	0	0	0	850.984

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**117.263.258**	**0**	**0**	**0**	**0**	**0**	**117.263.258**
402	01	00	00	Productos alimenticios y agropecuarios	12.455.552	0	0	0	0	0	12.455.552
402	01	01	00	Alimentos y bebidas para personas	12.155.552	0	0	0	0	0	12.155.552
402	01	02	00	Alimentos para animales	300.000	0	0	0	0	0	300.000
402	02	00	00	Productos de minas, canteras y yacimientos	285.959	0	0	0	0	0	285.959
402	02	05	00	Piedra, arcilla, arena y tierra	285.959	0	0	0	0	0	285.959
402	03	00	00	Textiles y vestuarios	22.964.903	0	0	0	0	0	22.964.903
402	03	01	00	Textiles	480.949	0	0	0	0	0	480.949
402	03	02	00	Prendas de vestir	17.495.105	0	0	0	0	0	17.495.105
402	03	03	00	Calzados	4.987.349	0	0	0	0	0	4.987.349
402	03	99	00	Otros productos textiles y vestuarios	1.500	0	0	0	0	0	1.500
402	04	00	00	Productos de cuero y caucho	4.235.423	0	0	0	0	0	4.235.423
402	04	02	00	Productos de cuero y sucedáneos del cuero	200.000	0	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	4.035.423	0	0	0	0	0	4.035.423
402	05	00	00	Productos de papel, cartón e impresos	6.323.371	0	0	0	0	0	6.323.371
402	05	01	00	Pulpa de madera, papel y cartón	1.454.307	0	0	0	0	0	1.454.307
402	05	02	00	Envases y cajas de papel y cartón	217.715	0	0	0	0	0	217.715
402	05	03	00	Productos de papel y cartón para oficina	4.169.833	0	0	0	0	0	4.169.833
402	05	04	00	Libros, revistas y periódicos	103.849	0	0	0	0	0	103.849
402	05	05	00	Material de enseñanza	56.815	0	0	0	0	0	56.815
402	05	06	00	Productos de papel y cartón para computación	162.000	0	0	0	0	0	162.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	158.852	0	0	0	0	0	158.852
402	06	00	00	Productos químicos y derivados	14.394.557	0	0	0	0	0	14.394.557
402	06	01	00	Sustancias químicas y de uso industrial	2.818.297	0	0	0	0	0	2.818.297
402	06	02	00	Abonos, plaguicidas y otros	82.960	0	0	0	0	0	82.960
402	06	03	00	Tintas, pinturas y colorantes	2.921.245	0	0	0	0	0	2.921.245
402	06	04	00	Productos farmacéuticos y medicamentos	2.145.455	0	0	0	0	0	2.145.455
402	06	05	00	Productos de tocador	4.800	0	0	0	0	0	4.800
402	06	06	00	Combustibles y lubricantes	3.355.983	0	0	0	0	0	3.355.983
402	06	08	00	Productos plásticos	3.065.817	0	0	0	0	0	3.065.817
402	07	00	00	Productos minerales no metálicos	943.821	0	0	0	0	0	943.821

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	02	00	Vidrios y productos de vidrio	635.028	0	0	0	0	0	635.028
402	07	03	00	Productos de arcilla para construcción	54.800	0	0	0	0	0	54.800
402	07	04	00	Cemento, cal y yeso	217.993	0	0	0	0	0	217.993
402	07	99	00	Otros productos minerales no metálicos	36.000	0	0	0	0	0	36.000
402	08	00	00	Productos metálicos	28.800.490	0	0	0	0	0	28.800.490
402	08	01	00	Productos primarios de hierro y acero	85.149	0	0	0	0	0	85.149
402	08	02	00	Productos de metales no ferrosos	8.340	0	0	0	0	0	8.340
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.222.401	0	0	0	0	0	1.222.401
402	08	04	00	Productos metálicos estructurales	297.740	0	0	0	0	0	297.740
402	08	05	00	Materiales de orden público, seguridad y defensa	24.083.185	0	0	0	0	0	24.083.185
402	08	07	00	Material de señalamiento	8.506	0	0	0	0	0	8.506
402	08	08	00	Material de educación	12.566	0	0	0	0	0	12.566
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.888.871	0	0	0	0	0	2.888.871
402	08	10	00	Repuestos y accesorios para otros equipos	189.266	0	0	0	0	0	189.266
402	08	99	00	Otros productos metálicos	4.466	0	0	0	0	0	4.466
402	09	00	00	Productos de madera	284.980	0	0	0	0	0	284.980
402	09	01	00	Productos primarios de madera	209.980	0	0	0	0	0	209.980
402	09	02	00	Muebles y accesorios de madera para edificaciones	50.000	0	0	0	0	0	50.000
402	09	99	00	Otros productos de madera	25.000	0	0	0	0	0	25.000
402	10	00	00	Productos varios y útiles diversos	20.757.067	0	0	0	0	0	20.757.067
402	10	01	00	Artículos de deporte, recreación y juguetes	843.056	0	0	0	0	0	843.056
402	10	02	00	Materiales y útiles de limpieza y aseo	2.464.145	0	0	0	0	0	2.464.145
402	10	03	00	Utensilios de cocina y comedor	283.689	0	0	0	0	0	283.689
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.505.601	0	0	0	0	0	2.505.601
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.120.920	0	0	0	0	0	2.120.920
402	10	06	00	Condecoraciones, ofrendas y similares	960.433	0	0	0	0	0	960.433
402	10	07	00	Productos de seguridad en el trabajo	1.177.570	0	0	0	0	0	1.177.570
402	10	08	00	Materiales para equipos de computación	7.951.548	0	0	0	0	0	7.951.548
402	10	09	00	Especies timbradas y valores	15.000	0	0	0	0	0	15.000
402	10	11	00	Materiales eléctricos	1.349.994	0	0	0	0	0	1.349.994
402	10	12	00	Materiales para instalaciones sanitarias	697.191	0	0	0	0	0	697.191

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	13	00	Materiales fotográficos	265.920	0	0	0	0	0	265.920
402	10	99	00	Otros productos y útiles diversos	122.000	0	0	0	0	0	122.000
402	99	00	00	Otros materiales y suministros	5.817.135	0	0	0	0	0	5.817.135
402	99	01	00	Otros materiales y suministros	5.817.135	0	0	0	0	0	5.817.135
403	**00**	**00**	**00**	**Servicios no personales**	**201.749.473**	**0**	**0**	**0**	**0**	**0**	**201.749.473**
403	01	00	00	Alquileres de inmuebles	1.707.590	0	0	0	0	0	1.707.590
403	01	01	00	Alquileres de edificios y locales	1.707.590	0	0	0	0	0	1.707.590
403	02	00	00	Alquileres de maquinaria y equipos	3.950.000	0	0	0	0	0	3.950.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.950.000	0	0	0	0	0	3.950.000
403	03	00	00	Derechos sobre bienes intangibles	15.683	0	0	0	0	0	15.683
403	03	03	00	Paquetes y programas de computación	15.683	0	0	0	0	0	15.683
403	04	00	00	Servicios básicos	37.008.796	0	0	0	0	0	37.008.796
403	04	01	00	Electricidad	7.312.312	0	0	0	0	0	7.312.312
403	04	02	00	Gas	35.800	0	0	0	0	0	35.800
403	04	03	00	Agua	7.198.100	0	0	0	0	0	7.198.100
403	04	04	00	Teléfonos	19.699.508	0	0	0	0	0	19.699.508
403	04	05	00	Servicio de comunicaciones	1.537.308	0	0	0	0	0	1.537.308
403	04	06	00	Servicio de aseo urbano y domiciliario	731.440	0	0	0	0	0	731.440
403	04	07	00	Servicio de condominio	494.328	0	0	0	0	0	494.328
403	06	00	00	Servicios de transporte y almacenaje	905.935	0	0	0	0	0	905.935
403	06	01	00	Fletes y embalajes	135.300	0	0	0	0	0	135.300
403	06	02	00	Almacenaje	600.000	0	0	0	0	0	600.000
403	06	03	00	Estacionamiento	60.500	0	0	0	0	0	60.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	110.135	0	0	0	0	0	110.135
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.663.391	0	0	0	0	0	3.663.391
403	07	01	00	Publicidad y propaganda	398.666	0	0	0	0	0	398.666
403	07	02	00	Imprenta y reproducción	2.019.930	0	0	0	0	0	2.019.930
403	07	03	00	Relaciones sociales	411.325	0	0	0	0	0	411.325
403	07	04	00	Avisos	833.470	0	0	0	0	0	833.470
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	16.810.640	0	0	0	0	0	16.810.640
403	08	01	00	Primas y gastos de seguros	16.442.456	0	0	0	0	0	16.442.456

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	02	00	Comisiones y gastos bancarios	368.004	0	0	0	0	0	368.004
403	08	03	00	Comisiones y gastos de adquisición de seguros	180	0	0	0	0	0	180
403	09	00	00	Viáticos y pasajes	9.037.610	0	0	0	0	0	9.037.610
403	09	01	00	Viáticos y pasajes dentro del país	5.676.114	0	0	0	0	0	5.676.114
403	09	02	00	Viáticos y pasajes fuera del país	3.361.496	0	0	0	0	0	3.361.496
403	10	00	00	Servicios profesionales y técnicos	26.187.572	0	0	0	0	0	26.187.572
403	10	02	00	Servicios de contabilidad y auditoría	60.454	0	0	0	0	0	60.454
403	10	03	00	Servicios de procesamiento de datos	11.561.314	0	0	0	0	0	11.561.314
403	10	07	00	Servicios de capacitación y adiestramiento	11.120.437	0	0	0	0	0	11.120.437
403	10	09	00	Servicios de lavandería y tintorería	17.000	0	0	0	0	0	17.000
403	10	10	00	Servicios de vigilancia	95.549	0	0	0	0	0	95.549
403	10	11	00	Servicios para la elaboración y suministro de comida	955.000	0	0	0	0	0	955.000
403	10	99	00	Otros servicios profesionales y técnicos	2.377.818	0	0	0	0	0	2.377.818
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	17.427.906	0	0	0	0	0	17.427.906
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	88.450	0	0	0	0	0	88.450
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.256.845	0	0	0	0	0	8.256.845
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.040.000	0	0	0	0	0	2.040.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	295.000	0	0	0	0	0	295.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	3.031.000	0	0	0	0	0	3.031.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	480.000	0	0	0	0	0	480.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.871.611	0	0	0	0	0	2.871.611
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	365.000	0	0	0	0	0	365.000
403	12	00	00	Conservación y reparaciones menores de obras	11.230.057	0	0	0	0	0	11.230.057
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	11.230.057	0	0	0	0	0	11.230.057
403	15	00	00	Servicios fiscales	198.652	0	0	0	0	0	198.652
403	15	01	00	Derechos de importación y servicios aduaneros	13.680	0	0	0	0	0	13.680
403	15	02	00	Tasas y otros derechos obligatorios	184.972	0	0	0	0	0	184.972
403	16	00	00	Servicios de diversión, esparcimiento y culturales	9.651.705	0	0	0	0	0	9.651.705
403	16	01	00	Servicios de diversión, esparcimiento y culturales	9.651.705	0	0	0	0	0	9.651.705
403	18	00	00	Impuestos indirectos	39.812.113	0	0	0	0	0	39.812.113

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	39.402.113	0	0	0	0	0	39.402.113
403	18	99	00	Otros impuestos indirectos	410.000	0	0	0	0	0	410.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	12.734.827	0	0	0	0	0	12.734.827
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	12.734.827	0	0	0	0	0	12.734.827
403	99	00	00	Otros servicios no personales	11.406.996	0	0	0	0	0	11.406.996
403	99	01	00	Otros servicios no personales	11.406.996	0	0	0	0	0	11.406.996
404	**00**	**00**	**00**	**Activos reales**	**90.176.347**	**0**	**0**	**0**	**0**	**0**	**90.176.347**
404	01	00	00	Repuestos y reparaciones mayores	3.946.836	0	0	0	0	0	3.946.836
404	01	01	00	Repuestos mayores	2.823.699	0	0	0	0	0	2.823.699
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.108.199	0	0	0	0	0	2.108.199
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
404	01	01	06	Repuestos mayores para equipos y armamentos de orden público, seguridad y defensa	50.000	0	0	0	0	0	50.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	501.500	0	0	0	0	0	501.500
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	104.000	0	0	0	0	0	104.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.123.137	0	0	0	0	0	1.123.137
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	741.350	0	0	0	0	0	741.350
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	1.350	0	0	0	0	0	1.350
404	01	02	05	Reparaciones mayores de equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	0	20.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	210.437	0	0	0	0	0	210.437
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	150.000	0	0	0	0	0	150.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	4.165.353	0	0	0	0	0	4.165.353
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	4.165.353	0	0	0	0	0	4.165.353
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.156.699	0	0	0	0	0	1.156.699
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	54.779	0	0	0	0	0	54.779
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.076.920	0	0	0	0	0	1.076.920
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	25.000	0	0	0	0	0	25.000
404	04	00	00	Equipos de transporte, tracción y elevación	19.204.775	0	0	0	0	0	19.204.775
404	04	01	00	Vehículos automotores terrestres	16.004.775	0	0	0	0	0	16.004.775
404	04	99	00	Otros equipos de transporte, tracción y elevación	3.200.000	0	0	0	0	0	3.200.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.645.990	0	0	0	0	0	7.645.990
404	05	01	00	Equipos de telecomunicaciones	7.595.990	0	0	0	0	0	7.595.990
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	299.147	0	0	0	0	0	299.147
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	299.147	0	0	0	0	0	299.147
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.872.950	0	0	0	0	0	5.872.950
404	07	01	00	Equipos científicos y de laboratorio	5.251.500	0	0	0	0	0	5.251.500
404	07	02	00	Equipos de enseñanza, deporte y recreación	573.545	0	0	0	0	0	573.545
404	07	03	00	Obras de arte	40.000	0	0	0	0	0	40.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	7.905	0	0	0	0	0	7.905
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	31.141.551	0	0	0	0	0	31.141.551
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	31.095.551	0	0	0	0	0	31.095.551
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	46.000	0	0	0	0	0	46.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.907.160	0	0	0	0	0	13.907.160
404	09	01	00	Mobiliario y equipos de oficina	6.010.775	0	0	0	0	0	6.010.775
404	09	02	00	Equipos de computación	5.785.915	0	0	0	0	0	5.785.915
404	09	03	00	Mobiliario y equipos de alojamiento	2.110.470	0	0	0	0	0	2.110.470
404	11	00	00	Inmuebles, maquinaria y equipos usados	141.900	0	0	0	0	0	141.900
404	11	05	00	Adquisición de maquinaria y equipos usados	141.900	0	0	0	0	0	141.900
404	11	05	01	Maquinaria y demás equipos de construcción, campo, industria y taller	141.900	0	0	0	0	0	141.900
404	12	00	00	Activos intangibles	2.034.901	0	0	0	0	0	2.034.901
404	12	04	00	Paquetes y programas de computación	1.934.901	0	0	0	0	0	1.934.901
404	12	05	00	Estudios y proyectos	100.000	0	0	0	0	0	100.000
404	99	00	00	Otros activos reales	659.085	0	0	0	0	0	659.085
404	99	01	00	Otros activos reales	659.085	0	0	0	0	0	659.085
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**118.516.237**	**0**	**0**	**0**	**0**	**0**	**118.516.237**
406	01	00	00	Gastos de defensa y seguridad del Estado	118.516.237	0	0	0	0	0	118.516.237
406	01	01	00	Gastos de defensa y seguridad del Estado	118.516.237	0	0	0	0	0	118.516.237
407	**00**	**00**	**00**	**Transferencias y donaciones**	**61.691.028.150**	**0**	**0**	**0**	**0**	**0**	**61.691.028.150**
407	01	00	00	Transferencias y donaciones corrientes internas	1.456.598.541	0	0	0	0	0	1.456.598.541
407	01	01	00	Transferencias corrientes internas al sector privado	194.932.048	0	0	0	0	0	194.932.048

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	01	Pensiones del personal empleado, obrero y militar	56.189.071	0	0	0	0	0	56.189.071
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	119.723.591	0	0	0	0	0	119.723.591
407	01	01	05	Becas de perfeccionamiento profesional en el país	58.800	0	0	0	0	0	58.800
407	01	01	06	Becas para estudios en el extranjero	94.600	0	0	0	0	0	94.600
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.015.365	0	0	0	0	0	1.015.365
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.475.021	0	0	0	0	0	2.475.021
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.896.800	0	0	0	0	0	1.896.800
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.199.958	0	0	0	0	0	2.199.958
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	7.074.941	0	0	0	0	0	7.074.941
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	4.051.401	0	0	0	0	0	4.051.401
407	01	01	76	Subsidios a entidades religiosas	130.000	0	0	0	0	0	130.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	22.500	0	0	0	0	0	22.500
407	01	02	00	Donaciones corrientes internas al sector privado	32.696.557	0	0	0	0	0	32.696.557
407	01	02	01	Donaciones corrientes a personas	32.696.557	0	0	0	0	0	32.696.557
407	01	03	00	Transferencias corrientes internas al sector público	1.228.969.936	0	0	0	0	0	1.228.969.936
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.016.749.761	0	0	0	0	0	1.016.749.761
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	112.220.175	0	0	0	0	0	112.220.175
407	01	03	10	Transferencias corrientes al Poder Estadal	100.000.000	0	0	0	0	0	100.000.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	500.000	0	0	0	0	0	500.000
407	02	01	00	Transferencias corrientes al exterior	500.000	0	0	0	0	0	500.000
407	02	01	04	Transferencias corrientes a organismos internacionales	500.000	0	0	0	0	0	500.000
407	05	00	00	Situado	60.183.929.609	0	0	0	0	0	60.183.929.609
407	05	01	00	Situado Constitucional	60.183.929.609	0	0	0	0	0	60.183.929.609
407	05	01	01	Situado Estadal	48.147.143.687	0	0	0	0	0	48.147.143.687
407	05	01	02	Situado Municipal	12.036.785.922	0	0	0	0	0	12.036.785.922
407	07	00	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000
407	07	01	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**19.520.339**	**0**	**0**	**0**	**0**	**0**	**19.520.339**
411	11	00	00	Obligaciones de ejercicios anteriores	19.520.339	0	0	0	0	0	19.520.339
411	11	04	00	Compromisos pendientes de ejercicios anteriores	18.030.000	0	0	0	0	0	18.030.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del	1.490.339	0	0	0	0	0	1.490.339

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Trabajo, los Trabajadores y las Trabajadoras							
				Totales	**65.310.929.609**	**0**	**0**	**0**	**0**	**0**	**65.310.929.609**

32

Defensoría del Pueblo

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**142.686.444**	**0**	**0**	**0**	**0**	**0**	**142.686.444**
401	01	00	00	Sueldos, salarios y otras retribuciones	48.875.801	0	0	0	0	0	48.875.801
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	40.790.501	0	0	0	0	0	40.790.501
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.726.100	0	0	0	0	0	1.726.100
401	01	18	00	Remuneraciones al personal contratado	5.933.400	0	0	0	0	0	5.933.400
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	223.000	0	0	0	0	0	223.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	186.000	0	0	0	0	0	186.000
401	01	99	00	Otras retribuciones	16.800	0	0	0	0	0	16.800
401	03	00	00	Primas	16.044.300	0	0	0	0	0	16.044.300
401	03	03	00	Primas por hogar a empleados	1.591.100	0	0	0	0	0	1.591.100
401	03	08	00	Primas de profesionalización a empleados	2.493.000	0	0	0	0	0	2.493.000
401	03	09	00	Primas por antigüedad a empleados	5.638.000	0	0	0	0	0	5.638.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.058.000	0	0	0	0	0	6.058.000
401	03	18	00	Primas por hogar a obreros	152.200	0	0	0	0	0	152.200
401	03	21	00	Primas por antigüedad a obreros	21.200	0	0	0	0	0	21.200
401	03	97	00	Otras primas a empleados	64.800	0	0	0	0	0	64.800
401	03	98	00	Otras primas a obreros	26.000	0	0	0	0	0	26.000
401	04	00	00	Complementos de sueldos y salarios	29.893.683	0	0	0	0	0	29.893.683
401	04	05	00	Complemento a empleados por gastos de representación	78.000	0	0	0	0	0	78.000
401	04	06	00	Complemento a empleados por comisión de servicios	719.000	0	0	0	0	0	719.000
401	04	08	00	Bono compensatorio de alimentación a empleados	10.139.300	0	0	0	0	0	10.139.300
401	04	09	00	Bono compensatorio de transporte a empleados	2.390.200	0	0	0	0	0	2.390.200
401	04	18	00	Bono compensatorio de alimentación a obreros	2.027.500	0	0	0	0	0	2.027.500
401	04	19	00	Bono compensatorio de transporte a obreros	229.000	0	0	0	0	0	229.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.427.183	0	0	0	0	0	2.427.183
401	04	96	00	Otros complementos a empleados	9.819.100	0	0	0	0	0	9.819.100
401	04	97	00	Otros complementos a obreros	364.000	0	0	0	0	0	364.000
401	04	98	00	Otros complementos al personal contratado	1.700.400	0	0	0	0	0	1.700.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	15.642.600	0	0	0	0	0	15.642.600
401	05	01	00	Aguinaldos a empleados	8.439.400	0	0	0	0	0	8.439.400
401	05	03	00	Bono vacacional a empleados	5.002.150	0	0	0	0	0	5.002.150

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	04	00	Aguinaldos a obreros	339.000	0	0	0	0	0	339.000
401	05	06	00	Bono vacacional a obreros	201.400	0	0	0	0	0	201.400
401	05	07	00	Aguinaldos al personal contratado	1.314.850	0	0	0	0	0	1.314.850
401	05	08	00	Bono vacacional al personal contratado	345.800	0	0	0	0	0	345.800
401	06	00	00	Aportes patronales y legales	9.576.060	0	0	0	0	0	9.576.060
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.173.000	0	0	0	0	0	5.173.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.258.000	0	0	0	0	0	2.258.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.040.000	0	0	0	0	0	1.040.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	219.200	0	0	0	0	0	219.200
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	96.000	0	0	0	0	0	96.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	50.000	0	0	0	0	0	50.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	605.340	0	0	0	0	0	605.340
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	134.520	0	0	0	0	0	134.520
401	07	00	00	Asistencia socio-económica	13.645.100	0	0	0	0	0	13.645.100
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.139.000	0	0	0	0	0	6.139.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	5.077.000	0	0	0	0	0	5.077.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	727.000	0	0	0	0	0	727.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	171.300	0	0	0	0	0	171.300
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.000.000	0	0	0	0	0	1.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	22.000	0	0	0	0	0	22.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	48.000	0	0	0	0	0	48.000
401	07	33	00	Asistencia socio-económica al personal contratado	460.800	0	0	0	0	0	460.800
401	08	00	00	Prestaciones sociales e indemnizaciones	9.008.900	0	0	0	0	0	9.008.900
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.934.400	0	0	0	0	0	6.934.400
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	475.000	0	0	0	0	0	475.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.599.500	0	0	0	0	0	1.599.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.873.252**	**0**	**0**	**0**	**0**	**0**	**1.873.252**
402	01	00	00	Productos alimenticios y agropecuarios	102.256	0	0	0	0	0	102.256
402	01	01	00	Alimentos y bebidas para personas	102.256	0	0	0	0	0	102.256
402	03	00	00	Textiles y vestuarios	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	10.000	0	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehículos	100.000	0	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	441.115	0	0	0	0	0	441.115
402	05	01	00	Pulpa de madera, papel y cartón	80.448	0	0	0	0	0	80.448
402	05	02	00	Envases y cajas de papel y cartón	26.560	0	0	0	0	0	26.560
402	05	03	00	Productos de papel y cartón para oficina	76.037	0	0	0	0	0	76.037
402	05	04	00	Libros, revistas y periódicos	30.000	0	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	228.070	0	0	0	0	0	228.070
402	06	00	00	Productos químicos y derivados	101.547	0	0	0	0	0	101.547
402	06	03	00	Tintas, pinturas y colorantes	25.000	0	0	0	0	0	25.000
402	06	04	00	Productos farmacéuticos y medicamentos	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	25.715	0	0	0	0	0	25.715
402	06	08	00	Productos plásticos	40.832	0	0	0	0	0	40.832
402	08	00	00	Productos metálicos	150.000	0	0	0	0	0	150.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	40.000	0	0	0	0	0	40.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	80.000	0	0	0	0	0	80.000
402	08	10	00	Repuestos y accesorios para otros equipos	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	928.334	0	0	0	0	0	928.334
402	10	02	00	Materiales y útiles de limpieza y aseo	40.000	0	0	0	0	0	40.000
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	116.014	0	0	0	0	0	116.014
402	10	06	00	Condecoraciones, ofrendas y similares	55.000	0	0	0	0	0	55.000
402	10	08	00	Materiales para equipos de computación	552.320	0	0	0	0	0	552.320
402	10	11	00	Materiales eléctricos	60.000	0	0	0	0	0	60.000
402	10	12	00	Materiales para instalaciones sanitarias	20.000	0	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	80.000	0	0	0	0	0	80.000
402	99	00	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
402	99	01	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**12.350.843**	**0**	**0**	**0**	**0**	**0**	**12.350.843**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	00	00	Alquileres de inmuebles	500.000	0	0	0	0	0	500.000
403	01	01	00	Alquileres de edificios y locales	500.000	0	0	0	0	0	500.000
403	04	00	00	Servicios básicos	1.275.000	0	0	0	0	0	1.275.000
403	04	01	00	Electricidad	80.000	0	0	0	0	0	80.000
403	04	03	00	Agua	25.000	0	0	0	0	0	25.000
403	04	04	00	Teléfonos	550.000	0	0	0	0	0	550.000
403	04	05	00	Servicio de comunicaciones	300.000	0	0	0	0	0	300.000
403	04	06	00	Servicio de aseo urbano y domiciliario	40.000	0	0	0	0	0	40.000
403	04	07	00	Servicio de condominio	280.000	0	0	0	0	0	280.000
403	06	00	00	Servicios de transporte y almacenaje	350.000	0	0	0	0	0	350.000
403	06	03	00	Estacionamiento	50.000	0	0	0	0	0	50.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	300.000	0	0	0	0	0	300.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.128.240	0	0	0	0	0	2.128.240
403	07	01	00	Publicidad y propaganda	285.000	0	0	0	0	0	285.000
403	07	02	00	Imprenta y reproducción	843.240	0	0	0	0	0	843.240
403	07	03	00	Relaciones sociales	500.000	0	0	0	0	0	500.000
403	07	04	00	Avisos	500.000	0	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	601.500	0	0	0	0	0	601.500
403	08	01	00	Primas y gastos de seguros	600.000	0	0	0	0	0	600.000
403	08	02	00	Comisiones y gastos bancarios	1.500	0	0	0	0	0	1.500
403	09	00	00	Viáticos y pasajes	1.805.818	0	0	0	0	0	1.805.818
403	09	01	00	Viáticos y pasajes dentro del país	1.228.018	0	0	0	0	0	1.228.018
403	09	02	00	Viáticos y pasajes fuera del país	550.000	0	0	0	0	0	550.000
403	09	03	00	Asignación por kilómetros recorridos	27.800	0	0	0	0	0	27.800
403	10	00	00	Servicios profesionales y técnicos	794.000	0	0	0	0	0	794.000
403	10	07	00	Servicios de capacitación y adiestramiento	294.000	0	0	0	0	0	294.000
403	10	99	00	Otros servicios profesionales y técnicos	500.000	0	0	0	0	0	500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.000.000	0	0	0	0	0	1.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	800.000	0	0	0	0	0	800.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
403	12	00	00	Conservación y reparaciones menores de obras	1.000.000	0	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.000.000	0	0	0	0	0	1.000.000
403	15	00	00	Servicios fiscales	60.000	0	0	0	0	0	60.000
403	15	02	00	Tasas y otros derechos obligatorios	60.000	0	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	1.903.085	0	0	0	0	0	1.903.085
403	18	01	00	Impuesto al valor agregado	1.903.085	0	0	0	0	0	1.903.085
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	533.200	0	0	0	0	0	533.200
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	533.200	0	0	0	0	0	533.200
403	99	00	00	Otros servicios no personales	400.000	0	0	0	0	0	400.000
403	99	01	00	Otros servicios no personales	400.000	0	0	0	0	0	400.000
404	**00**	**00**	**00**	**Activos reales**	**1.380.875**	**0**	**0**	**0**	**0**	**0**	**1.380.875**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.380.875	0	0	0	0	0	1.380.875
404	09	02	00	Equipos de computación	1.380.875	0	0	0	0	0	1.380.875
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.308.600**	**0**	**0**	**0**	**0**	**0**	**8.308.600**
407	01	00	00	Transferencias y donaciones corrientes internas	7.308.600	0	0	0	0	0	7.308.600
407	01	01	00	Transferencias corrientes internas al sector privado	2.554.600	0	0	0	0	0	2.554.600
407	01	01	01	Pensiones del personal empleado, obrero y militar	592.800	0	0	0	0	0	592.800
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	1.368.000	0	0	0	0	0	1.368.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	148.200	0	0	0	0	0	148.200
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	445.600	0	0	0	0	0	445.600
407	01	03	00	Transferencias corrientes internas al sector público	4.754.000	0	0	0	0	0	4.754.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.754.000	0	0	0	0	0	4.754.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.000.000	0	0	0	0	0	1.000.000
407	02	02	00	Donaciones corrientes al exterior	1.000.000	0	0	0	0	0	1.000.000
407	02	02	01	Donaciones corrientes a personas	1.000.000	0	0	0	0	0	1.000.000
				Totales	**166.600.014**	**0**	**0**	**0**	**0**	**0**	**166.600.014**

33

Vicepresidencia de la República

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**240.471.969**	**0**	**0**	**0**	**0**	**0**	**240.471.969**
401	01	00	00	Sueldos, salarios y otras retribuciones	32.276.370	0	0	0	0	0	32.276.370
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	8.699.572	0	0	0	0	0	8.699.572
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	7.251.991	0	0	0	0	0	7.251.991
401	01	12	00	Salarios a obreros en puestos no permanentes	1.509.114	0	0	0	0	0	1.509.114
401	01	18	00	Remuneraciones al personal contratado	8.207.311	0	0	0	0	0	8.207.311
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	54.000	0	0	0	0	0	54.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	6.554.382	0	0	0	0	0	6.554.382
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.640.962	0	0	0	0	0	2.640.962
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.218.514	0	0	0	0	0	2.218.514
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	422.448	0	0	0	0	0	422.448
401	03	00	00	Primas	6.791.925	0	0	0	0	0	6.791.925
401	03	03	00	Primas por hogar a empleados	475.500	0	0	0	0	0	475.500
401	03	04	00	Primas por hijos a empleados	793.800	0	0	0	0	0	793.800
401	03	08	00	Primas de profesionalización a empleados	654.944	0	0	0	0	0	654.944
401	03	09	00	Primas por antigüedad a empleados	1.323.902	0	0	0	0	0	1.323.902
401	03	18	00	Primas por hogar a obreros	388.500	0	0	0	0	0	388.500
401	03	19	00	Primas por hijos de obreros	479.700	0	0	0	0	0	479.700
401	03	21	00	Primas por antigüedad a obreros	1.110.400	0	0	0	0	0	1.110.400
401	03	22	00	Primas de profesionalización a obreros	61.733	0	0	0	0	0	61.733
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	21.300	0	0	0	0	0	21.300
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.482.146	0	0	0	0	0	1.482.146
401	04	00	00	Complementos de sueldos y salarios	33.550.840	0	0	0	0	0	33.550.840
401	04	06	00	Complemento a empleados por comisión de servicios	2.448.708	0	0	0	0	0	2.448.708
401	04	08	00	Bono compensatorio de alimentación a empleados	9.982.562	0	0	0	0	0	9.982.562
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	281.493	0	0	0	0	0	281.493
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	365.942	0	0	0	0	0	365.942
401	04	18	00	Bono compensatorio de alimentación a obreros	6.001.384	0	0	0	0	0	6.001.384
401	04	20	00	Complemento a obreros por días feriados	450.391	0	0	0	0	0	450.391
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	89.700	0	0	0	0	0	89.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.592.000	0	0	0	0	0	2.592.000
401	04	28	00	Complemento al personal contratado por días feriados	62.400	0	0	0	0	0	62.400
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	21.600	0	0	0	0	0	21.600
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.073.600	0	0	0	0	0	2.073.600
401	04	96	00	Otros complementos a empleados	4.070.544	0	0	0	0	0	4.070.544
401	04	97	00	Otros complementos a obreros	3.648.297	0	0	0	0	0	3.648.297
401	04	98	00	Otros complementos al personal contratado	1.462.219	0	0	0	0	0	1.462.219
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	15.679.195	0	0	0	0	0	15.679.195
401	05	01	00	Aguinaldos a empleados	5.707.568	0	0	0	0	0	5.707.568
401	05	03	00	Bono vacacional a empleados	1.384.304	0	0	0	0	0	1.384.304
401	05	04	00	Aguinaldos a obreros	3.031.295	0	0	0	0	0	3.031.295
401	05	06	00	Bono vacacional a obreros	977.863	0	0	0	0	0	977.863
401	05	07	00	Aguinaldos al personal contratado	1.252.858	0	0	0	0	0	1.252.858
401	05	08	00	Bono vacacional al personal contratado	251.333	0	0	0	0	0	251.333
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	20.737	0	0	0	0	0	20.737
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	8.367	0	0	0	0	0	8.367
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.171.616	0	0	0	0	0	2.171.616
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	873.254	0	0	0	0	0	873.254
401	06	00	00	Aportes patronales y legales	6.357.335	0	0	0	0	0	6.357.335
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.775.378	0	0	0	0	0	1.775.378
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	255.387	0	0	0	0	0	255.387
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	361.849	0	0	0	0	0	361.849
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	517.156	0	0	0	0	0	517.156
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	816.874	0	0	0	0	0	816.874
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	198.371	0	0	0	0	0	198.371
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	181.528	0	0	0	0	0	181.528
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	293.422	0	0	0	0	0	293.422
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	414.720	0	0	0	0	0	414.720
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	138.948	0	0	0	0	0	138.948
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por	6.777	0	0	0	0	0	6.777

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				altos funcionarios y altas funcionarias del poder público y de elección popular							
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	1.620	0	0	0	0	0	1.620
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.365	0	0	0	0	0	2.365
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	705.321	0	0	0	0	0	705.321
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	190.632	0	0	0	0	0	190.632
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	246.583	0	0	0	0	0	246.583
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	1.506	0	0	0	0	0	1.506
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	156.738	0	0	0	0	0	156.738
401	06	95	00	Otros aportes legales por personal contratado	92.160	0	0	0	0	0	92.160
401	07	00	00	Asistencia socio-económica	129.605.424	0	0	0	0	0	129.605.424
401	07	01	00	Capacitación y adiestramiento a empleados	1.612.000	0	0	0	0	0	1.612.000
401	07	02	00	Becas a empleados	646.680	0	0	0	0	0	646.680
401	07	04	00	Ayudas por nacimiento de hijos a empleados	12.500	0	0	0	0	0	12.500
401	07	05	00	Ayudas por defunción a empleados	150.000	0	0	0	0	0	150.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	851.291	0	0	0	0	0	851.291
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	64.278.443	0	0	0	0	0	64.278.443
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.131.125	0	0	0	0	0	2.131.125
401	07	10	00	Dotación de uniformes a empleados	3.503.030	0	0	0	0	0	3.503.030
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	124.534	0	0	0	0	0	124.534
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.536.250	0	0	0	0	0	1.536.250
401	07	17	00	Capacitación y adiestramiento a obreros	1.561.500	0	0	0	0	0	1.561.500
401	07	18	00	Becas a obreros	528.360	0	0	0	0	0	528.360
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.000	0	0	0	0	0	5.000
401	07	21	00	Ayudas por defunción a obreros	75.000	0	0	0	0	0	75.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	661.237	0	0	0	0	0	661.237
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	35.682.699	0	0	0	0	0	35.682.699
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	890.250	0	0	0	0	0	890.250
401	07	26	00	Dotación de uniformes a obreros	1.928.580	0	0	0	0	0	1.928.580
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	262.500	0	0	0	0	0	262.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	643.750	0	0	0	0	0	643.750
401	07	33	00	Asistencia socio-económica al personal contratado	195.000	0	0	0	0	0	195.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	5.400	0	0	0	0	0	5.400
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	116.481	0	0	0	0	0	116.481
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	75.200	0	0	0	0	0	75.200
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	635.438	0	0	0	0	0	635.438
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	11.182.136	0	0	0	0	0	11.182.136
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	311.040	0	0	0	0	0	311.040
401	08	00	00	Prestaciones sociales e indemnizaciones	13.569.918	0	0	0	0	0	13.569.918
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.884.842	0	0	0	0	0	4.884.842
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.513.121	0	0	0	0	0	3.513.121
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.434.101	0	0	0	0	0	2.434.101
401	08	04	00	Prestaciones sociales e indemnizaciones al personal militar	97.500	0	0	0	0	0	97.500
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	26.881	0	0	0	0	0	26.881
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.613.473	0	0	0	0	0	2.613.473
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**35.430.121**	**0**	**0**	**0**	**0**	**0**	**35.430.121**
402	01	00	00	Productos alimenticios y agropecuarios	16.385.530	0	0	0	0	0	16.385.530
402	01	01	00	Alimentos y bebidas para personas	16.372.319	0	0	0	0	0	16.372.319
402	01	02	00	Alimentos para animales	13.211	0	0	0	0	0	13.211
402	02	00	00	Productos de minas, canteras y yacimientos	265.352	0	0	0	0	0	265.352
402	02	01	00	Carbón mineral	1.500	0	0	0	0	0	1.500
402	02	05	00	Piedra, arcilla, arena y tierra	134.656	0	0	0	0	0	134.656
402	02	99	00	Otros productos de minas, canteras y yacimientos	129.196	0	0	0	0	0	129.196
402	03	00	00	Textiles y vestuarios	1.361.083	0	0	0	0	0	1.361.083
402	03	01	00	Textiles	521.329	0	0	0	0	0	521.329
402	03	02	00	Prendas de vestir	777.994	0	0	0	0	0	777.994
402	03	03	00	Calzados	61.760	0	0	0	0	0	61.760
402	04	00	00	Productos de cuero y caucho	638.554	0	0	0	0	0	638.554
402	04	02	00	Productos de cuero y sucedáneos del cuero	28.272	0	0	0	0	0	28.272

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	610.282	0	0	0	0	0	610.282
402	05	00	00	Productos de papel, cartón e impresos	3.302.539	0	0	0	0	0	3.302.539
402	05	01	00	Pulpa de madera, papel y cartón	842.370	0	0	0	0	0	842.370
402	05	02	00	Envases y cajas de papel y cartón	410.991	0	0	0	0	0	410.991
402	05	03	00	Productos de papel y cartón para oficina	1.366.293	0	0	0	0	0	1.366.293
402	05	04	00	Libros, revistas y periódicos	250.908	0	0	0	0	0	250.908
402	05	05	00	Material de enseñanza	76.297	0	0	0	0	0	76.297
402	05	06	00	Productos de papel y cartón para computación	45.645	0	0	0	0	0	45.645
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	263.242	0	0	0	0	0	263.242
402	05	99	00	Otros productos de pulpa, papel y cartón	46.793	0	0	0	0	0	46.793
402	06	00	00	Productos químicos y derivados	3.142.318	0	0	0	0	0	3.142.318
402	06	03	00	Tintas, pinturas y colorantes	1.475.407	0	0	0	0	0	1.475.407
402	06	04	00	Productos farmacéuticos y medicamentos	401.621	0	0	0	0	0	401.621
402	06	05	00	Productos de tocador	370.356	0	0	0	0	0	370.356
402	06	06	00	Combustibles y lubricantes	162.739	0	0	0	0	0	162.739
402	06	07	00	Productos diversos derivados del petróleo y del carbón	23.131	0	0	0	0	0	23.131
402	06	08	00	Productos plásticos	701.611	0	0	0	0	0	701.611
402	06	99	00	Otros productos de la industria química y conexos	7.453	0	0	0	0	0	7.453
402	07	00	00	Productos minerales no metálicos	382.250	0	0	0	0	0	382.250
402	07	01	00	Productos de barro, loza y porcelana	51.403	0	0	0	0	0	51.403
402	07	02	00	Vidrios y productos de vidrio	59.114	0	0	0	0	0	59.114
402	07	03	00	Productos de arcilla para construcción	116.166	0	0	0	0	0	116.166
402	07	04	00	Cemento, cal y yeso	155.567	0	0	0	0	0	155.567
402	08	00	00	Productos metálicos	1.403.850	0	0	0	0	0	1.403.850
402	08	01	00	Productos primarios de hierro y acero	303.232	0	0	0	0	0	303.232
402	08	02	00	Productos de metales no ferrosos	7.710	0	0	0	0	0	7.710
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	649.279	0	0	0	0	0	649.279
402	08	04	00	Productos metálicos estructurales	59.114	0	0	0	0	0	59.114
402	08	05	00	Materiales de orden público, seguridad y defensa	12.080	0	0	0	0	0	12.080
402	08	08	00	Material de educación	23.517	0	0	0	0	0	23.517
402	08	09	00	Repuestos y accesorios para equipos de transporte	253.822	0	0	0	0	0	253.822

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	95.096	0	0	0	0	0	95.096
402	09	00	00	Productos de madera	427.424	0	0	0	0	0	427.424
402	09	01	00	Productos primarios de madera	345.179	0	0	0	0	0	345.179
402	09	02	00	Muebles y accesorios de madera para edificaciones	82.245	0	0	0	0	0	82.245
402	10	00	00	Productos varios y útiles diversos	7.509.256	0	0	0	0	0	7.509.256
402	10	01	00	Artículos de deporte, recreación y juguetes	142.211	0	0	0	0	0	142.211
402	10	02	00	Materiales y útiles de limpieza y aseo	1.285.224	0	0	0	0	0	1.285.224
402	10	03	00	Utensilios de cocina y comedor	466.578	0	0	0	0	0	466.578
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	73.147	0	0	0	0	0	73.147
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	589.262	0	0	0	0	0	589.262
402	10	06	00	Condecoraciones, ofrendas y similares	152.377	0	0	0	0	0	152.377
402	10	07	00	Productos de seguridad en el trabajo	329.903	0	0	0	0	0	329.903
402	10	08	00	Materiales para equipos de computación	2.231.332	0	0	0	0	0	2.231.332
402	10	09	00	Especies timbradas y valores	84.533	0	0	0	0	0	84.533
402	10	11	00	Materiales eléctricos	995.913	0	0	0	0	0	995.913
402	10	12	00	Materiales para instalaciones sanitarias	195.204	0	0	0	0	0	195.204
402	10	13	00	Materiales fotográficos	134.636	0	0	0	0	0	134.636
402	10	99	00	Otros productos y útiles diversos	828.936	0	0	0	0	0	828.936
402	99	00	00	Otros materiales y suministros	611.965	0	0	0	0	0	611.965
402	99	01	00	Otros materiales y suministros	611.965	0	0	0	0	0	611.965
403	**00**	**00**	**00**	**Servicios no personales**	**85.501.490**	**0**	**0**	**0**	**0**	**0**	**85.501.490**
403	01	00	00	Alquileres de inmuebles	5.200	0	0	0	0	0	5.200
403	01	02	00	Alquileres de instalaciones culturales y recreativas	5.200	0	0	0	0	0	5.200
403	02	00	00	Alquileres de maquinaria y equipos	1.243.874	0	0	0	0	0	1.243.874
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.080.992	0	0	0	0	0	1.080.992
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	162.882	0	0	0	0	0	162.882
403	03	00	00	Derechos sobre bienes intangibles	265.125	0	0	0	0	0	265.125
403	03	03	00	Paquetes y programas de computación	265.125	0	0	0	0	0	265.125
403	04	00	00	Servicios básicos	2.717.447	0	0	0	0	0	2.717.447
403	04	01	00	Electricidad	168.750	0	0	0	0	0	168.750
403	04	02	00	Gas	2.600	0	0	0	0	0	2.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	03	00	Agua	29.358	0	0	0	0	0	29.358
403	04	04	00	Teléfonos	1.944.894	0	0	0	0	0	1.944.894
403	04	05	00	Servicio de comunicaciones	428.925	0	0	0	0	0	428.925
403	04	06	00	Servicio de aseo urbano y domiciliario	15.599	0	0	0	0	0	15.599
403	04	07	00	Servicio de condominio	127.321	0	0	0	0	0	127.321
403	06	00	00	Servicios de transporte y almacenaje	542.143	0	0	0	0	0	542.143
403	06	01	00	Fletes y embalajes	51.996	0	0	0	0	0	51.996
403	06	02	00	Almacenaje	345.107	0	0	0	0	0	345.107
403	06	03	00	Estacionamiento	144.520	0	0	0	0	0	144.520
403	06	04	00	Peaje	520	0	0	0	0	0	520
403	07	00	00	Servicios de información, impresión y relaciones públicas	28.481.851	0	0	0	0	0	28.481.851
403	07	01	00	Publicidad y propaganda	10.188.305	0	0	0	0	0	10.188.305
403	07	02	00	Imprenta y reproducción	4.985.759	0	0	0	0	0	4.985.759
403	07	03	00	Relaciones sociales	8.042.509	0	0	0	0	0	8.042.509
403	07	04	00	Avisos	5.265.278	0	0	0	0	0	5.265.278
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.333.365	0	0	0	0	0	2.333.365
403	08	01	00	Primas y gastos de seguros	2.333.365	0	0	0	0	0	2.333.365
403	09	00	00	Viáticos y pasajes	8.610.659	0	0	0	0	0	8.610.659
403	09	01	00	Viáticos y pasajes dentro del país	7.743.605	0	0	0	0	0	7.743.605
403	09	02	00	Viáticos y pasajes fuera del país	817.054	0	0	0	0	0	817.054
403	09	03	00	Asignación por kilómetros recorridos	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	7.263.130	0	0	0	0	0	7.263.130
403	10	01	00	Servicios jurídicos	440.983	0	0	0	0	0	440.983
403	10	03	00	Servicios de procesamiento de datos	52.152	0	0	0	0	0	52.152
403	10	07	00	Servicios de capacitación y adiestramiento	964.973	0	0	0	0	0	964.973
403	10	09	00	Servicios de lavandería y tintorería	467.972	0	0	0	0	0	467.972
403	10	11	00	Servicios para la elaboración y suministro de comida	1.236.247	0	0	0	0	0	1.236.247
403	10	99	00	Otros servicios profesionales y técnicos	4.100.803	0	0	0	0	0	4.100.803
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.040.800	0	0	0	0	0	3.040.800
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.728.725	0	0	0	0	0	1.728.725
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	3.333	0	0	0	0	0	3.333

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.126.753	0	0	0	0	0	1.126.753
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	181.989	0	0	0	0	0	181.989
403	12	00	00	Conservación y reparaciones menores de obras	3.047.020	0	0	0	0	0	3.047.020
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.124.493	0	0	0	0	0	1.124.493
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	1.922.527	0	0	0	0	0	1.922.527
403	15	00	00	Servicios fiscales	440.695	0	0	0	0	0	440.695
403	15	01	00	Derechos de importación y servicios aduaneros	346.731	0	0	0	0	0	346.731
403	15	02	00	Tasas y otros derechos obligatorios	66.164	0	0	0	0	0	66.164
403	15	03	00	Asignación a agentes de especies fiscales	27.800	0	0	0	0	0	27.800
403	16	00	00	Servicios de diversión, esparcimiento y culturales	14.305.129	0	0	0	0	0	14.305.129
403	16	01	00	Servicios de diversión, esparcimiento y culturales	14.305.129	0	0	0	0	0	14.305.129
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	29.398	0	0	0	0	0	29.398
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	29.398	0	0	0	0	0	29.398
403	18	00	00	Impuestos indirectos	11.853.719	0	0	0	0	0	11.853.719
403	18	01	00	Impuesto al valor agregado	11.853.719	0	0	0	0	0	11.853.719
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	718.771	0	0	0	0	0	718.771
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	718.771	0	0	0	0	0	718.771
403	99	00	00	Otros servicios no personales	603.164	0	0	0	0	0	603.164
403	99	01	00	Otros servicios no personales	603.164	0	0	0	0	0	603.164
404	**00**	**00**	**00**	**Activos reales**	**35.198.459**	**0**	**0**	**0**	**0**	**0**	**35.198.459**
404	01	00	00	Repuestos y reparaciones mayores	4.710.250	0	0	0	0	0	4.710.250
404	01	01	00	Repuestos mayores	4.089.811	0	0	0	0	0	4.089.811
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	109.942	0	0	0	0	0	109.942
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.017.984	0	0	0	0	0	1.017.984
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.961.885	0	0	0	0	0	2.961.885
404	01	02	00	Reparaciones mayores de maquinaria y equipos	620.439	0	0	0	0	0	620.439
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	332.173	0	0	0	0	0	332.173
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	288.266	0	0	0	0	0	288.266
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	275.211	0	0	0	0	0	275.211
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	275.211	0	0	0	0	0	275.211

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	00	00	Equipos de transporte, tracción y elevación	5.299.739	0	0	0	0	0	5.299.739
404	04	01	00	Vehículos automotores terrestres	5.299.739	0	0	0	0	0	5.299.739
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.408.539	0	0	0	0	0	8.408.539
404	05	01	00	Equipos de telecomunicaciones	681.944	0	0	0	0	0	681.944
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	7.726.595	0	0	0	0	0	7.726.595
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	101.798	0	0	0	0	0	101.798
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	101.798	0	0	0	0	0	101.798
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	8.542.793	0	0	0	0	0	8.542.793
404	07	02	00	Equipos de enseñanza, deporte y recreación	79.692	0	0	0	0	0	79.692
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	8.219.950	0	0	0	0	0	8.219.950
404	07	06	00	Instrumentos musicales y equipos de audio	243.151	0	0	0	0	0	243.151
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.726.804	0	0	0	0	0	5.726.804
404	09	01	00	Mobiliario y equipos de oficina	1.382.144	0	0	0	0	0	1.382.144
404	09	02	00	Equipos de computación	1.727.039	0	0	0	0	0	1.727.039
404	09	03	00	Mobiliario y equipos de alojamiento	2.233.909	0	0	0	0	0	2.233.909
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	383.712	0	0	0	0	0	383.712
404	11	00	00	Inmuebles, maquinaria y equipos usados	1.500.010	0	0	0	0	0	1.500.010
404	11	03	00	Expropiación de tierras y terrenos	1.500.010	0	0	0	0	0	1.500.010
404	12	00	00	Activos intangibles	87.988	0	0	0	0	0	87.988
404	12	04	00	Paquetes y programas de computación	87.988	0	0	0	0	0	87.988
404	99	00	00	Otros activos reales	545.327	0	0	0	0	0	545.327
404	99	01	00	Otros activos reales	545.327	0	0	0	0	0	545.327
407	**00**	**00**	**00**	**Transferencias y donaciones**	**802.648.007**	**0**	**0**	**0**	**0**	**0**	**802.648.007**
407	01	00	00	Transferencias y donaciones corrientes internas	802.648.007	0	0	0	0	0	802.648.007
407	01	01	00	Transferencias corrientes internas al sector privado	114.173.703	0	0	0	0	0	114.173.703
407	01	01	01	Pensiones del personal empleado, obrero y militar	5.398.847	0	0	0	0	0	5.398.847
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	22.936.668	0	0	0	0	0	22.936.668
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.349.712	0	0	0	0	0	1.349.712
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	809.827	0	0	0	0	0	809.827
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	10.716.212	0	0	0	0	0	10.716.212
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.330.404	0	0	0	0	0	5.330.404

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	5.734.167	0	0	0	0	0	5.734.167
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	3.440.500	0	0	0	0	0	3.440.500
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	38.195.421	0	0	0	0	0	38.195.421
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	20.261.945	0	0	0	0	0	20.261.945
407	01	03	00	Transferencias corrientes internas al sector público	688.474.304	0	0	0	0	0	688.474.304
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	688.474.304	0	0	0	0	0	688.474.304
411	**00**	**00**	**00**	**Disminución de pasivos**	**850.001**	**0**	**0**	**0**	**0**	**0**	**850.001**
411	11	00	00	Obligaciones de ejercicios anteriores	850.001	0	0	0	0	0	850.001
411	11	04	00	Compromisos pendientes de ejercicios anteriores	250.000	0	0	0	0	0	250.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	600.001	0	0	0	0	0	600.001
				Totales	**1.200.100.047**	**0**	**0**	**0**	**0**	**0**	**1.200.100.047**

34

Ministerio del Poder Popular para la Agricultura y Tierras

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**439.564.497**	**0**	**0**	**0**	**0**	**0**	**439.564.497**
401	01	00	00	Sueldos, salarios y otras retribuciones	64.096.326	0	0	0	0	0	64.096.326
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	19.786.328	0	0	0	0	0	19.786.328
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	19.268.418	0	0	0	0	0	19.268.418
401	01	13	00	Suplencias a obreros	1.000	0	0	0	0	0	1.000
401	01	18	00	Remuneraciones al personal contratado	25.000.000	0	0	0	0	0	25.000.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	9.412	0	0	0	0	0	9.412
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	31.168	0	0	0	0	0	31.168
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	18.604.200	0	0	0	0	0	18.604.200
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	10.108.000	0	0	0	0	0	10.108.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	8.472.000	0	0	0	0	0	8.472.000
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	6.200	0	0	0	0	0	6.200
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	18.000	0	0	0	0	0	18.000
401	03	00	00	Primas	28.690.197	0	0	0	0	0	28.690.197
401	03	02	00	Primas de transporte a empleados	28.087	0	0	0	0	0	28.087
401	03	04	00	Primas por hijos a empleados	4.943.659	0	0	0	0	0	4.943.659
401	03	08	00	Primas de profesionalización a empleados	1.600.890	0	0	0	0	0	1.600.890
401	03	09	00	Primas por antigüedad a empleados	9.239.764	0	0	0	0	0	9.239.764
401	03	19	00	Primas por hijos de obreros	4.418.100	0	0	0	0	0	4.418.100
401	03	21	00	Primas por antigüedad a obreros	8.185.000	0	0	0	0	0	8.185.000
401	03	97	00	Otras primas a empleados	1.000	0	0	0	0	0	1.000
401	03	98	00	Otras primas a obreros	273.697	0	0	0	0	0	273.697
401	04	00	00	Complementos de sueldos y salarios	54.822.535	0	0	0	0	0	54.822.535
401	04	05	00	Complemento a empleados por gastos de representación	56.174	0	0	0	0	0	56.174
401	04	08	00	Bono compensatorio de alimentación a empleados	19.370.000	0	0	0	0	0	19.370.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	753.756	0	0	0	0	0	753.756
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	330.000	0	0	0	0	0	330.000
401	04	17	00	Complemento a obreros por gastos de transporte	775.000	0	0	0	0	0	775.000
401	04	18	00	Bono compensatorio de alimentación a obreros	17.000.142	0	0	0	0	0	17.000.142
401	04	26	00	Bono compensatorio de alimentación al personal contratado	11.593.652	0	0	0	0	0	11.593.652

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	1.000	0	0	0	0	0	1.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	04	96	00	Otros complementos a empleados	2.645.998	0	0	0	0	0	2.645.998
401	04	97	00	Otros complementos a obreros	1.826.000	0	0	0	0	0	1.826.000
401	04	98	00	Otros complementos al personal contratado	467.813	0	0	0	0	0	467.813
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	43.104.227	0	0	0	0	0	43.104.227
401	05	01	00	Aguinaldos a empleados	11.828.303	0	0	0	0	0	11.828.303
401	05	03	00	Bono vacacional a empleados	6.184.231	0	0	0	0	0	6.184.231
401	05	04	00	Aguinaldos a obreros	10.361.000	0	0	0	0	0	10.361.000
401	05	06	00	Bono vacacional a obreros	5.151.839	0	0	0	0	0	5.151.839
401	05	07	00	Aguinaldos al personal contratado	6.105.250	0	0	0	0	0	6.105.250
401	05	08	00	Bono vacacional al personal contratado	3.472.604	0	0	0	0	0	3.472.604
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	06	00	00	Aportes patronales y legales	6.440.288	0	0	0	0	0	6.440.288
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.971.662	0	0	0	0	0	1.971.662
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	698.526	0	0	0	0	0	698.526
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	304.998	0	0	0	0	0	304.998
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	463.740	0	0	0	0	0	463.740
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.233.224	0	0	0	0	0	1.233.224
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	515.146	0	0	0	0	0	515.146
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	260.858	0	0	0	0	0	260.858
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	338.134	0	0	0	0	0	338.134
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	500.000	0	0	0	0	0	500.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	150.000	0	0	0	0	0	150.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	07	00	00	Asistencia socio-económica	195.209.090	0	0	0	0	0	195.209.090
401	07	01	00	Capacitación y adiestramiento a empleados	58.515	0	0	0	0	0	58.515
401	07	02	00	Becas a empleados	1.263.924	0	0	0	0	0	1.263.924
401	07	03	00	Ayudas por matrimonio a empleados	600	0	0	0	0	0	600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	500	0	0	0	0	0	500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.110.719	0	0	0	0	0	2.110.719
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	67.482.901	0	0	0	0	0	67.482.901
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.198.993	0	0	0	0	0	2.198.993
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	121.744	0	0	0	0	0	121.744
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.457.803	0	0	0	0	0	1.457.803
401	07	17	00	Capacitación y adiestramiento a obreros	51.017	0	0	0	0	0	51.017
401	07	18	00	Becas a obreros	944.291	0	0	0	0	0	944.291
401	07	19	00	Ayudas por matrimonio de obreros	300	0	0	0	0	0	300
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	0	1.000
401	07	21	00	Ayudas por defunción a obreros	400	0	0	0	0	0	400
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	9.000	0	0	0	0	0	9.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.629.450	0	0	0	0	0	1.629.450
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	67.922.221	0	0	0	0	0	67.922.221
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.900.000	0	0	0	0	0	1.900.000
401	07	26	00	Dotación de uniformes a obreros	2.900.000	0	0	0	0	0	2.900.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	150.000	0	0	0	0	0	150.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.200.000	0	0	0	0	0	1.200.000
401	07	33	00	Asistencia socio-económica al personal contratado	43.795.712	0	0	0	0	0	43.795.712
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	07	97	00	Otras subvenciones a obreros	9.000	0	0	0	0	0	9.000
401	08	00	00	Prestaciones sociales e indemnizaciones	28.201.605	0	0	0	0	0	28.201.605
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	12.000.000	0	0	0	0	0	12.000.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	9.000.000	0	0	0	0	0	9.000.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.200.605	0	0	0	0	0	7.200.605

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	96	00	00	Otros gastos del personal empleado	210.654	0	0	0	0	0	210.654
401	96	01	00	Otros gastos del personal empleado	210.654	0	0	0	0	0	210.654
401	97	00	00	Otros gastos del personal obrero	185.375	0	0	0	0	0	185.375
401	97	01	00	Otros gastos del personal obrero	185.375	0	0	0	0	0	185.375
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.276.062**	**0**	**0**	**0**	**0**	**0**	**25.276.062**
402	01	00	00	Productos alimenticios y agropecuarios	2.845.387	0	0	0	0	0	2.845.387
402	01	01	00	Alimentos y bebidas para personas	2.716.141	0	0	0	0	0	2.716.141
402	01	03	00	Productos agrícolas y pecuarios	29.246	0	0	0	0	0	29.246
402	01	99	00	Otros productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	02	00	00	Productos de minas, canteras y yacimientos	47.092	0	0	0	0	0	47.092
402	02	03	00	Mineral de hierro	10.000	0	0	0	0	0	10.000
402	02	04	00	Mineral no ferroso	10.000	0	0	0	0	0	10.000
402	02	05	00	Piedra, arcilla, arena y tierra	24.092	0	0	0	0	0	24.092
402	02	99	00	Otros productos de minas, canteras y yacimientos	3.000	0	0	0	0	0	3.000
402	03	00	00	Textiles y vestuarios	606.487	0	0	0	0	0	606.487
402	03	01	00	Textiles	138.976	0	0	0	0	0	138.976
402	03	02	00	Prendas de vestir	388.774	0	0	0	0	0	388.774
402	03	03	00	Calzados	75.437	0	0	0	0	0	75.437
402	03	99	00	Otros productos textiles y vestuarios	3.300	0	0	0	0	0	3.300
402	04	00	00	Productos de cuero y caucho	675.534	0	0	0	0	0	675.534
402	04	01	00	Cueros y pieles	9.575	0	0	0	0	0	9.575
402	04	03	00	Cauchos y tripas para vehículos	665.959	0	0	0	0	0	665.959
402	05	00	00	Productos de papel, cartón e impresos	3.418.561	0	0	0	0	0	3.418.561
402	05	01	00	Pulpa de madera, papel y cartón	794.442	0	0	0	0	0	794.442
402	05	02	00	Envases y cajas de papel y cartón	84.551	0	0	0	0	0	84.551
402	05	03	00	Productos de papel y cartón para oficina	1.837.920	0	0	0	0	0	1.837.920
402	05	04	00	Libros, revistas y periódicos	427.049	0	0	0	0	0	427.049
402	05	05	00	Material de enseñanza	32.500	0	0	0	0	0	32.500
402	05	06	00	Productos de papel y cartón para computación	69.176	0	0	0	0	0	69.176
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	156.553	0	0	0	0	0	156.553

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	99	00	Otros productos de pulpa, papel y cartón	16.370	0	0	0	0	0	16.370
402	06	00	00	Productos químicos y derivados	4.369.387	0	0	0	0	0	4.369.387
402	06	01	00	Sustancias químicas y de uso industrial	30.000	0	0	0	0	0	30.000
402	06	02	00	Abonos, plaguicidas y otros	29.389	0	0	0	0	0	29.389
402	06	03	00	Tintas, pinturas y colorantes	884.625	0	0	0	0	0	884.625
402	06	04	00	Productos farmacéuticos y medicamentos	2.053.402	0	0	0	0	0	2.053.402
402	06	05	00	Productos de tocador	102.691	0	0	0	0	0	102.691
402	06	06	00	Combustibles y lubricantes	291.703	0	0	0	0	0	291.703
402	06	08	00	Productos plásticos	851.083	0	0	0	0	0	851.083
402	06	99	00	Otros productos de la industria química y conexos	126.494	0	0	0	0	0	126.494
402	07	00	00	Productos minerales no metálicos	101.855	0	0	0	0	0	101.855
402	07	01	00	Productos de barro, loza y porcelana	11.168	0	0	0	0	0	11.168
402	07	02	00	Vidrios y productos de vidrio	33.737	0	0	0	0	0	33.737
402	07	03	00	Productos de arcilla para construcción	10.000	0	0	0	0	0	10.000
402	07	04	00	Cemento, cal y yeso	36.950	0	0	0	0	0	36.950
402	07	99	00	Otros productos minerales no metálicos	10.000	0	0	0	0	0	10.000
402	08	00	00	Productos metálicos	1.207.452	0	0	0	0	0	1.207.452
402	08	01	00	Productos primarios de hierro y acero	32.521	0	0	0	0	0	32.521
402	08	02	00	Productos de metales no ferrosos	10.881	0	0	0	0	0	10.881
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	274.956	0	0	0	0	0	274.956
402	08	04	00	Productos metálicos estructurales	2.281	0	0	0	0	0	2.281
402	08	05	00	Materiales de orden público, seguridad y defensa	13.000	0	0	0	0	0	13.000
402	08	07	00	Material de señalamiento	8.182	0	0	0	0	0	8.182
402	08	09	00	Repuestos y accesorios para equipos de transporte	504.740	0	0	0	0	0	504.740
402	08	10	00	Repuestos y accesorios para otros equipos	345.180	0	0	0	0	0	345.180
402	08	99	00	Otros productos metálicos	15.711	0	0	0	0	0	15.711
402	09	00	00	Productos de madera	29.585	0	0	0	0	0	29.585
402	09	01	00	Productos primarios de madera	14.740	0	0	0	0	0	14.740
402	09	02	00	Muebles y accesorios de madera para edificaciones	5.129	0	0	0	0	0	5.129
402	09	99	00	Otros productos de madera	9.716	0	0	0	0	0	9.716
402	10	00	00	Productos varios y útiles diversos	11.911.141	0	0	0	0	0	11.911.141

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	01	00	Artículos de deporte, recreación y juguetes	275.374	0	0	0	0	0	275.374
402	10	02	00	Materiales y útiles de limpieza y aseo	691.065	0	0	0	0	0	691.065
402	10	03	00	Utensilios de cocina y comedor	253.498	0	0	0	0	0	253.498
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	435.120	0	0	0	0	0	435.120
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.192.682	0	0	0	0	0	1.192.682
402	10	06	00	Condecoraciones, ofrendas y similares	26.626	0	0	0	0	0	26.626
402	10	07	00	Productos de seguridad en el trabajo	559.423	0	0	0	0	0	559.423
402	10	08	00	Materiales para equipos de computación	7.458.847	0	0	0	0	0	7.458.847
402	10	09	00	Especies timbradas y valores	1.811	0	0	0	0	0	1.811
402	10	10	00	Útiles religiosos	4.740	0	0	0	0	0	4.740
402	10	11	00	Materiales eléctricos	520.485	0	0	0	0	0	520.485
402	10	12	00	Materiales para instalaciones sanitarias	288.112	0	0	0	0	0	288.112
402	10	13	00	Materiales fotográficos	152.288	0	0	0	0	0	152.288
402	10	99	00	Otros productos y útiles diversos	51.070	0	0	0	0	0	51.070
402	99	00	00	Otros materiales y suministros	63.581	0	0	0	0	0	63.581
402	99	01	00	Otros materiales y suministros	63.581	0	0	0	0	0	63.581
403	**00**	**00**	**00**	**Servicios no personales**	**95.660.940**	**0**	**0**	**0**	**0**	**0**	**95.660.940**
403	01	00	00	Alquileres de inmuebles	461.957	0	0	0	0	0	461.957
403	01	01	00	Alquileres de edificios y locales	410.957	0	0	0	0	0	410.957
403	01	02	00	Alquileres de instalaciones culturales y recreativas	51.000	0	0	0	0	0	51.000
403	02	00	00	Alquileres de maquinaria y equipos	1.498.282	0	0	0	0	0	1.498.282
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.455.310	0	0	0	0	0	1.455.310
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	14.600	0	0	0	0	0	14.600
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	2.004	0	0	0	0	0	2.004
403	02	99	00	Alquileres de otras maquinaria y equipos	26.368	0	0	0	0	0	26.368
403	04	00	00	Servicios básicos	6.854.290	0	0	0	0	0	6.854.290
403	04	01	00	Electricidad	1.591.953	0	0	0	0	0	1.591.953
403	04	02	00	Gas	30.000	0	0	0	0	0	30.000
403	04	03	00	Agua	1.193.741	0	0	0	0	0	1.193.741
403	04	04	00	Teléfonos	3.574.171	0	0	0	0	0	3.574.171
403	04	05	00	Servicio de comunicaciones	285.000	0	0	0	0	0	285.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	06	00	Servicio de aseo urbano y domiciliario	179.425	0	0	0	0	0	179.425
403	06	00	00	Servicios de transporte y almacenaje	311.780	0	0	0	0	0	311.780
403	06	01	00	Fletes y embalajes	142.230	0	0	0	0	0	142.230
403	06	03	00	Estacionamiento	34.349	0	0	0	0	0	34.349
403	06	04	00	Peaje	26.394	0	0	0	0	0	26.394
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	108.807	0	0	0	0	0	108.807
403	07	00	00	Servicios de información, impresión y relaciones públicas	19.056.581	0	0	0	0	0	19.056.581
403	07	01	00	Publicidad y propaganda	10.535.604	0	0	0	0	0	10.535.604
403	07	02	00	Imprenta y reproducción	2.490.998	0	0	0	0	0	2.490.998
403	07	03	00	Relaciones sociales	3.072.898	0	0	0	0	0	3.072.898
403	07	04	00	Avisos	2.957.081	0	0	0	0	0	2.957.081
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.037.603	0	0	0	0	0	2.037.603
403	08	01	00	Primas y gastos de seguros	1.873.377	0	0	0	0	0	1.873.377
403	08	02	00	Comisiones y gastos bancarios	163.226	0	0	0	0	0	163.226
403	08	03	00	Comisiones y gastos de adquisición de seguros	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	9.079.637	0	0	0	0	0	9.079.637
403	09	01	00	Viáticos y pasajes dentro del país	6.573.715	0	0	0	0	0	6.573.715
403	09	02	00	Viáticos y pasajes fuera del país	2.461.000	0	0	0	0	0	2.461.000
403	09	03	00	Asignación por kilómetros recorridos	44.922	0	0	0	0	0	44.922
403	10	00	00	Servicios profesionales y técnicos	1.737.417	0	0	0	0	0	1.737.417
403	10	04	00	Servicios de ingeniería y arquitectónicos	20.000	0	0	0	0	0	20.000
403	10	07	00	Servicios de capacitación y adiestramiento	454.204	0	0	0	0	0	454.204
403	10	09	00	Servicios de lavandería y tintorería	5.000	0	0	0	0	0	5.000
403	10	11	00	Servicios para la elaboración y suministro de comida	93.000	0	0	0	0	0	93.000
403	10	99	00	Otros servicios profesionales y técnicos	1.165.213	0	0	0	0	0	1.165.213
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.433.624	0	0	0	0	0	6.433.624
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	200.000	0	0	0	0	0	200.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.452.220	0	0	0	0	0	2.452.220
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	51.499	0	0	0	0	0	51.499
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	136.513	0	0	0	0	0	136.513

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	81.528	0	0	0	0	0	81.528
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.421.814	0	0	0	0	0	3.421.814
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	90.050	0	0	0	0	0	90.050
403	12	00	00	Conservación y reparaciones menores de obras	12.131.390	0	0	0	0	0	12.131.390
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	12.129.222	0	0	0	0	0	12.129.222
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	2.168	0	0	0	0	0	2.168
403	15	00	00	Servicios fiscales	6.287	0	0	0	0	0	6.287
403	15	02	00	Tasas y otros derechos obligatorios	6.287	0	0	0	0	0	6.287
403	16	00	00	Servicios de diversión, esparcimiento y culturales	8.500.000	0	0	0	0	0	8.500.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	8.500.000	0	0	0	0	0	8.500.000
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	300.000	0	0	0	0	0	300.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	21.460.946	0	0	0	0	0	21.460.946
403	18	01	00	Impuesto al valor agregado	21.458.946	0	0	0	0	0	21.458.946
403	18	99	00	Otros impuestos indirectos	2.000	0	0	0	0	0	2.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.170.026	0	0	0	0	0	1.170.026
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.170.026	0	0	0	0	0	1.170.026
403	99	00	00	Otros servicios no personales	4.621.120	0	0	0	0	0	4.621.120
403	99	01	00	Otros servicios no personales	4.621.120	0	0	0	0	0	4.621.120
404	**00**	**00**	**00**	**Activos reales**	**83.034.557**	**0**	**0**	**0**	**0**	**0**	**83.034.557**
404	01	00	00	Repuestos y reparaciones mayores	2.137.237	0	0	0	0	0	2.137.237
404	01	01	00	Repuestos mayores	1.085.000	0	0	0	0	0	1.085.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.035.000	0	0	0	0	0	1.035.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.052.237	0	0	0	0	0	1.052.237
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	375.000	0	0	0	0	0	375.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	51.000	0	0	0	0	0	51.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	626.237	0	0	0	0	0	626.237
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	998.054	0	0	0	0	0	998.054
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	139.500	0	0	0	0	0	139.500
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	15.000	0	0	0	0	0	15.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	698.454	0	0	0	0	0	698.454
404	03	05	00	Maquinaria y equipos industriales y de taller	20.000	0	0	0	0	0	20.000
404	03	06	00	Maquinaria y equipos de energía	80.100	0	0	0	0	0	80.100
404	03	07	00	Maquinaria y equipos de riego y acueductos	30.000	0	0	0	0	0	30.000
404	04	00	00	Equipos de transporte, tracción y elevación	5.172.195	0	0	0	0	0	5.172.195
404	04	01	00	Vehículos automotores terrestres	4.572.195	0	0	0	0	0	4.572.195
404	04	03	00	Equipos marítimos de transporte	450.000	0	0	0	0	0	450.000
404	04	05	00	Vehículos de tracción no motorizados	150.000	0	0	0	0	0	150.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.552.495	0	0	0	0	0	5.552.495
404	05	01	00	Equipos de telecomunicaciones	5.552.495	0	0	0	0	0	5.552.495
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	93.210	0	0	0	0	0	93.210
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	93.210	0	0	0	0	0	93.210
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	156.418	0	0	0	0	0	156.418
404	07	01	00	Equipos científicos y de laboratorio	25.000	0	0	0	0	0	25.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	61.418	0	0	0	0	0	61.418
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	25.000	0	0	0	0	0	25.000
404	07	06	00	Instrumentos musicales y equipos de audio	45.000	0	0	0	0	0	45.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	66.500	0	0	0	0	0	66.500
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	66.500	0	0	0	0	0	66.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	30.873.185	0	0	0	0	0	30.873.185
404	09	01	00	Mobiliario y equipos de oficina	27.174.343	0	0	0	0	0	27.174.343
404	09	02	00	Equipos de computación	2.237.612	0	0	0	0	0	2.237.612
404	09	03	00	Mobiliario y equipos de alojamiento	1.277.037	0	0	0	0	0	1.277.037
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	184.193	0	0	0	0	0	184.193
404	12	00	00	Activos intangibles	37.834.640	0	0	0	0	0	37.834.640
404	12	01	00	Marcas de fábrica y patentes de invención	37.828.640	0	0	0	0	0	37.828.640
404	12	04	00	Paquetes y programas de computación	6.000	0	0	0	0	0	6.000
404	99	00	00	Otros activos reales	150.623	0	0	0	0	0	150.623
404	99	01	00	Otros activos reales	150.623	0	0	0	0	0	150.623

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.547.205.478**	**59.542.774**	**0**	**0**	**0**	**0**	**2.606.748.252**
407	01	00	00	Transferencias y donaciones corrientes internas	1.657.507.110	0	0	0	0	0	1.657.507.110
407	01	01	00	Transferencias corrientes internas al sector privado	242.928.900	0	0	0	0	0	242.928.900
407	01	01	01	Pensiones del personal empleado, obrero y militar	26.649.661	0	0	0	0	0	26.649.661
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	50.793.975	0	0	0	0	0	50.793.975
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	4.207.815	0	0	0	0	0	4.207.815
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	397.916	0	0	0	0	0	397.916
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	40.217.094	0	0	0	0	0	40.217.094
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	10.241.933	0	0	0	0	0	10.241.933
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	10.243.895	0	0	0	0	0	10.243.895
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	2.176.882	0	0	0	0	0	2.176.882
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	73.058.949	0	0	0	0	0	73.058.949
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	24.940.780	0	0	0	0	0	24.940.780
407	01	03	00	Transferencias corrientes internas al sector público	1.414.578.210	0	0	0	0	0	1.414.578.210
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.169.219.666	0	0	0	0	0	1.169.219.666
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	144.946.718	0	0	0	0	0	144.946.718
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	100.411.826	0	0	0	0	0	100.411.826
407	03	00	00	Transferencias y donaciones de capital internas	889.698.368	59.542.774	0	0	0	0	949.241.142
407	03	03	00	Transferencias de capital internas al sector público	889.698.368	59.542.774	0	0	0	0	949.241.142
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	743.206.023	59.542.774	0	0	0	0	802.748.797
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	106.542.345	0	0	0	0	0	106.542.345
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	39.950.000	0	0	0	0	0	39.950.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**11.658.466**	**0**	**0**	**0**	**0**	**0**	**11.658.466**
411	11	00	00	Obligaciones de ejercicios anteriores	11.658.466	0	0	0	0	0	11.658.466
411	11	04	00	Compromisos pendientes de ejercicios anteriores	6.636.857	0	0	0	0	0	6.636.857
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	5.021.609	0	0	0	0	0	5.021.609
				Totales	**3.202.400.000**	**59.542.774**	**0**	**0**	**0**	**0**	**3.261.942.774**

Ministerio del Poder Popular para la Educación Universitaria

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**290.841.550**	**0**	**0**	**0**	**0**	**0**	**290.841.550**
401	01	00	00	Sueldos, salarios y otras retribuciones	31.405.919	0	0	0	0	0	31.405.919
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	15.002.777	0	0	0	0	0	15.002.777
401	01	03	00	Suplencias a empleados	250.000	0	0	0	0	0	250.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.270.920	0	0	0	0	0	4.270.920
401	01	12	00	Salarios a obreros en puestos no permanentes	169.560	0	0	0	0	0	169.560
401	01	13	00	Suplencias a obreros	308.223	0	0	0	0	0	308.223
401	01	18	00	Remuneraciones al personal contratado	3.177.366	0	0	0	0	0	3.177.366
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	95.396	0	0	0	0	0	95.396
401	01	99	00	Otras retribuciones	8.131.677	0	0	0	0	0	8.131.677
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.011.562	0	0	0	0	0	1.011.562
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	947.350	0	0	0	0	0	947.350
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	64.212	0	0	0	0	0	64.212
401	03	00	00	Primas	49.495.796	0	0	0	0	0	49.495.796
401	03	01	00	Primas por mérito a empleados	28.066.500	0	0	0	0	0	28.066.500
401	03	03	00	Primas por hogar a empleados	1.545.360	0	0	0	0	0	1.545.360
401	03	04	00	Primas por hijos a empleados	352.584	0	0	0	0	0	352.584
401	03	08	00	Primas de profesionalización a empleados	1.562.647	0	0	0	0	0	1.562.647
401	03	09	00	Primas por antigüedad a empleados	205.740	0	0	0	0	0	205.740
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.819.200	0	0	0	0	0	4.819.200
401	03	16	00	Primas por mérito a obreros	5.109.386	0	0	0	0	0	5.109.386
401	03	18	00	Primas por hogar a obreros	470.940	0	0	0	0	0	470.940
401	03	19	00	Primas por hijos de obreros	213.761	0	0	0	0	0	213.761
401	03	21	00	Primas por antigüedad a obreros	45.536	0	0	0	0	0	45.536
401	03	22	00	Primas de profesionalización a obreros	17.989	0	0	0	0	0	17.989
401	03	47	00	Primas al personal de alto nivel y de dirección	464.641	0	0	0	0	0	464.641
401	03	95	00	Otras primas al personal de alto nivel y de dirección	51.375	0	0	0	0	0	51.375
401	03	97	00	Otras primas a empleados	3.642.000	0	0	0	0	0	3.642.000
401	03	98	00	Otras primas a obreros	2.928.137	0	0	0	0	0	2.928.137
401	04	00	00	Complementos de sueldos y salarios	81.753.485	0	0	0	0	0	81.753.485
401	04	06	00	Complemento a empleados por comisión de servicios	2.857.553	0	0	0	0	0	2.857.553

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	10.850.400	0	0	0	0	0	10.850.400
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	240.000	0	0	0	0	0	240.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	240.000	0	0	0	0	0	240.000
401	04	18	00	Bono compensatorio de alimentación a obreros	3.306.600	0	0	0	0	0	3.306.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.098.800	0	0	0	0	0	2.098.800
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	79.200	0	0	0	0	0	79.200
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	770.131	0	0	0	0	0	770.131
401	04	96	00	Otros complementos a empleados	45.746.333	0	0	0	0	0	45.746.333
401	04	97	00	Otros complementos a obreros	8.468.704	0	0	0	0	0	8.468.704
401	04	98	00	Otros complementos al personal contratado	7.095.764	0	0	0	0	0	7.095.764
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	53.366.218	0	0	0	0	0	53.366.218
401	05	01	00	Aguinaldos a empleados	17.548.676	0	0	0	0	0	17.548.676
401	05	03	00	Bono vacacional a empleados	23.079.018	0	0	0	0	0	23.079.018
401	05	04	00	Aguinaldos a obreros	3.248.776	0	0	0	0	0	3.248.776
401	05	06	00	Bono vacacional a obreros	4.873.164	0	0	0	0	0	4.873.164
401	05	07	00	Aguinaldos al personal contratado	1.691.313	0	0	0	0	0	1.691.313
401	05	08	00	Bono vacacional al personal contratado	2.432.872	0	0	0	0	0	2.432.872
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	295.439	0	0	0	0	0	295.439
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	196.960	0	0	0	0	0	196.960
401	06	00	00	Aportes patronales y legales	8.888.958	0	0	0	0	0	8.888.958
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.188.228	0	0	0	0	0	3.188.228
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	1.968.341	0	0	0	0	0	1.968.341
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.062.743	0	0	0	0	0	1.062.743
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	602.221	0	0	0	0	0	602.221
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	708.495	0	0	0	0	0	708.495
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	572.798	0	0	0	0	0	572.798
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	108.195	0	0	0	0	0	108.195
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	127.288	0	0	0	0	0	127.288
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	301.222	0	0	0	0	0	301.222
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	66.938	0	0	0	0	0	66.938

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	52.089	0	0	0	0	0	52.089
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	34.725	0	0	0	0	0	34.725
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	17.364	0	0	0	0	0	17.364
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	11.575	0	0	0	0	0	11.575
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	9.839	0	0	0	0	0	9.839
401	06	95	00	Otros aportes legales por personal contratado	56.897	0	0	0	0	0	56.897
401	07	00	00	Asistencia socio-económica	32.390.417	0	0	0	0	0	32.390.417
401	07	02	00	Becas a empleados	540.000	0	0	0	0	0	540.000
401	07	03	00	Ayudas por matrimonio a empleados	58.956	0	0	0	0	0	58.956
401	07	04	00	Ayudas por nacimiento de hijos a empleados	58.956	0	0	0	0	0	58.956
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.521.230	0	0	0	0	0	4.521.230
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	16.312.000	0	0	0	0	0	16.312.000
401	07	10	00	Dotación de uniformes a empleados	250.000	0	0	0	0	0	250.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.377.600	0	0	0	0	0	1.377.600
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	820.000	0	0	0	0	0	820.000
401	07	18	00	Becas a obreros	240.000	0	0	0	0	0	240.000
401	07	19	00	Ayudas por matrimonio de obreros	6.143	0	0	0	0	0	6.143
401	07	20	00	Ayudas por nacimiento de hijos de obreros	12.286	0	0	0	0	0	12.286
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	670.823	0	0	0	0	0	670.823
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	3.000.000	0	0	0	0	0	3.000.000
401	07	26	00	Dotación de uniformes a obreros	500.000	0	0	0	0	0	500.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	295.200	0	0	0	0	0	295.200
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	163.802	0	0	0	0	0	163.802
401	07	33	00	Asistencia socio-económica al personal contratado	3.476.604	0	0	0	0	0	3.476.604
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	86.817	0	0	0	0	0	86.817
401	08	00	00	Prestaciones sociales e indemnizaciones	32.529.195	0	0	0	0	0	32.529.195
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	25.039.653	0	0	0	0	0	25.039.653
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.677.409	0	0	0	0	0	4.677.409
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.427.808	0	0	0	0	0	2.427.808

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	384.325	0	0	0	0	0	384.325
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.060.676**	**0**	**0**	**0**	**0**	**0**	**19.060.676**
402	01	00	00	Productos alimenticios y agropecuarios	7.549.231	0	0	0	0	0	7.549.231
402	01	01	00	Alimentos y bebidas para personas	7.549.231	0	0	0	0	0	7.549.231
402	03	00	00	Textiles y vestuarios	208.978	0	0	0	0	0	208.978
402	03	01	00	Textiles	93.590	0	0	0	0	0	93.590
402	03	02	00	Prendas de vestir	67.888	0	0	0	0	0	67.888
402	03	03	00	Calzados	47.500	0	0	0	0	0	47.500
402	04	00	00	Productos de cuero y caucho	296.365	0	0	0	0	0	296.365
402	04	03	00	Cauchos y tripas para vehículos	296.365	0	0	0	0	0	296.365
402	05	00	00	Productos de papel, cartón e impresos	2.759.832	0	0	0	0	0	2.759.832
402	05	01	00	Pulpa de madera, papel y cartón	460.770	0	0	0	0	0	460.770
402	05	02	00	Envases y cajas de papel y cartón	26.784	0	0	0	0	0	26.784
402	05	03	00	Productos de papel y cartón para oficina	1.015.231	0	0	0	0	0	1.015.231
402	05	04	00	Libros, revistas y periódicos	1.185.110	0	0	0	0	0	1.185.110
402	05	05	00	Material de enseñanza	31.500	0	0	0	0	0	31.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	40.437	0	0	0	0	0	40.437
402	06	00	00	Productos químicos y derivados	1.388.490	0	0	0	0	0	1.388.490
402	06	02	00	Abonos, plaguicidas y otros	12.972	0	0	0	0	0	12.972
402	06	03	00	Tintas, pinturas y colorantes	940.925	0	0	0	0	0	940.925
402	06	04	00	Productos farmacéuticos y medicamentos	264.000	0	0	0	0	0	264.000
402	06	05	00	Productos de tocador	18.020	0	0	0	0	0	18.020
402	06	06	00	Combustibles y lubricantes	54.552	0	0	0	0	0	54.552
402	06	08	00	Productos plásticos	73.666	0	0	0	0	0	73.666
402	06	99	00	Otros productos de la industria química y conexos	24.355	0	0	0	0	0	24.355
402	07	00	00	Productos minerales no metálicos	3.160	0	0	0	0	0	3.160
402	07	02	00	Vidrios y productos de vidrio	360	0	0	0	0	0	360
402	07	04	00	Cemento, cal y yeso	2.800	0	0	0	0	0	2.800
402	08	00	00	Productos metálicos	943.950	0	0	0	0	0	943.950
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	322.328	0	0	0	0	0	322.328
402	08	04	00	Productos metálicos estructurales	6.600	0	0	0	0	0	6.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	07	00	Material de señalamiento	13.608	0	0	0	0	0	13.608
402	08	09	00	Repuestos y accesorios para equipos de transporte	260.802	0	0	0	0	0	260.802
402	08	10	00	Repuestos y accesorios para otros equipos	294.128	0	0	0	0	0	294.128
402	08	99	00	Otros productos metálicos	46.484	0	0	0	0	0	46.484
402	09	00	00	Productos de madera	4.000	0	0	0	0	0	4.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	4.000	0	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	5.404.550	0	0	0	0	0	5.404.550
402	10	01	00	Artículos de deporte, recreación y juguetes	323.370	0	0	0	0	0	323.370
402	10	02	00	Materiales y útiles de limpieza y aseo	221.289	0	0	0	0	0	221.289
402	10	03	00	Utensilios de cocina y comedor	78.452	0	0	0	0	0	78.452
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	9.470	0	0	0	0	0	9.470
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	952.598	0	0	0	0	0	952.598
402	10	06	00	Condecoraciones, ofrendas y similares	47.400	0	0	0	0	0	47.400
402	10	07	00	Productos de seguridad en el trabajo	140.013	0	0	0	0	0	140.013
402	10	08	00	Materiales para equipos de computación	2.919.543	0	0	0	0	0	2.919.543
402	10	11	00	Materiales eléctricos	451.649	0	0	0	0	0	451.649
402	10	12	00	Materiales para instalaciones sanitarias	107.334	0	0	0	0	0	107.334
402	10	99	00	Otros productos y útiles diversos	153.432	0	0	0	0	0	153.432
402	99	00	00	Otros materiales y suministros	502.120	0	0	0	0	0	502.120
402	99	01	00	Otros materiales y suministros	502.120	0	0	0	0	0	502.120
403	**00**	**00**	**00**	**Servicios no personales**	**76.776.920**	**0**	**0**	**0**	**0**	**0**	**76.776.920**
403	01	00	00	Alquileres de inmuebles	316.800	0	0	0	0	0	316.800
403	01	01	00	Alquileres de edificios y locales	220.800	0	0	0	0	0	220.800
403	01	02	00	Alquileres de instalaciones culturales y recreativas	96.000	0	0	0	0	0	96.000
403	02	00	00	Alquileres de maquinaria y equipos	2.129.624	0	0	0	0	0	2.129.624
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.042.600	0	0	0	0	0	2.042.600
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	87.024	0	0	0	0	0	87.024
403	04	00	00	Servicios básicos	4.588.508	0	0	0	0	0	4.588.508
403	04	04	00	Teléfonos	2.026.020	0	0	0	0	0	2.026.020
403	04	05	00	Servicio de comunicaciones	1.050.400	0	0	0	0	0	1.050.400
403	04	06	00	Servicio de aseo urbano y domiciliario	738.088	0	0	0	0	0	738.088

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	07	00	Servicio de condominio	774.000	0	0	0	0	0	774.000
403	06	00	00	Servicios de transporte y almacenaje	726.080	0	0	0	0	0	726.080
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	726.080	0	0	0	0	0	726.080
403	07	00	00	Servicios de información, impresión y relaciones públicas	26.930.830	0	0	0	0	0	26.930.830
403	07	01	00	Publicidad y propaganda	7.477.762	0	0	0	0	0	7.477.762
403	07	02	00	Imprenta y reproducción	3.525.776	0	0	0	0	0	3.525.776
403	07	03	00	Relaciones sociales	13.869.400	0	0	0	0	0	13.869.400
403	07	04	00	Avisos	2.057.892	0	0	0	0	0	2.057.892
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.790.220	0	0	0	0	0	1.790.220
403	08	01	00	Primas y gastos de seguros	1.785.900	0	0	0	0	0	1.785.900
403	08	02	00	Comisiones y gastos bancarios	4.320	0	0	0	0	0	4.320
403	09	00	00	Viáticos y pasajes	13.292.046	0	0	0	0	0	13.292.046
403	09	01	00	Viáticos y pasajes dentro del país	12.882.078	0	0	0	0	0	12.882.078
403	09	02	00	Viáticos y pasajes fuera del país	409.968	0	0	0	0	0	409.968
403	10	00	00	Servicios profesionales y técnicos	9.345.318	0	0	0	0	0	9.345.318
403	10	03	00	Servicios de procesamiento de datos	840.250	0	0	0	0	0	840.250
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.802.640	0	0	0	0	0	1.802.640
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	494.100	0	0	0	0	0	494.100
403	10	07	00	Servicios de capacitación y adiestramiento	1.224.088	0	0	0	0	0	1.224.088
403	10	09	00	Servicios de lavandería y tintorería	12.960	0	0	0	0	0	12.960
403	10	11	00	Servicios para la elaboración y suministro de comida	918.000	0	0	0	0	0	918.000
403	10	99	00	Otros servicios profesionales y técnicos	4.053.280	0	0	0	0	0	4.053.280
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.439.572	0	0	0	0	0	2.439.572
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	48.000	0	0	0	0	0	48.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.900.400	0	0	0	0	0	1.900.400
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	13.136	0	0	0	0	0	13.136
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	475.678	0	0	0	0	0	475.678
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.358	0	0	0	0	0	2.358
403	12	00	00	Conservación y reparaciones menores de obras	1.044.544	0	0	0	0	0	1.044.544
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.044.544	0	0	0	0	0	1.044.544

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.192.960	0	0	0	0	0	1.192.960
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.192.960	0	0	0	0	0	1.192.960
403	18	00	00	Impuestos indirectos	12.107.291	0	0	0	0	0	12.107.291
403	18	01	00	Impuesto al valor agregado	12.077.916	0	0	0	0	0	12.077.916
403	18	99	00	Otros impuestos indirectos	29.375	0	0	0	0	0	29.375
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	81.675	0	0	0	0	0	81.675
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	81.675	0	0	0	0	0	81.675
403	99	00	00	Otros servicios no personales	791.452	0	0	0	0	0	791.452
403	99	01	00	Otros servicios no personales	791.452	0	0	0	0	0	791.452
404	**00**	**00**	**00**	**Activos reales**	**16.797.348**	**0**	**0**	**0**	**0**	**0**	**16.797.348**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	197.858	0	0	0	0	0	197.858
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	178.070	0	0	0	0	0	178.070
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	16.388	0	0	0	0	0	16.388
404	03	05	00	Maquinaria y equipos industriales y de taller	3.400	0	0	0	0	0	3.400
404	04	00	00	Equipos de transporte, tracción y elevación	734.280	0	0	0	0	0	734.280
404	04	01	00	Vehículos automotores terrestres	725.000	0	0	0	0	0	725.000
404	04	05	00	Vehículos de tracción no motorizados	9.280	0	0	0	0	0	9.280
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.183.447	0	0	0	0	0	8.183.447
404	05	01	00	Equipos de telecomunicaciones	8.183.447	0	0	0	0	0	8.183.447
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	422.602	0	0	0	0	0	422.602
404	07	02	00	Equipos de enseñanza, deporte y recreación	135.002	0	0	0	0	0	135.002
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	7.200	0	0	0	0	0	7.200
404	07	06	00	Instrumentos musicales y equipos de audio	280.400	0	0	0	0	0	280.400
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.795.256	0	0	0	0	0	5.795.256
404	09	01	00	Mobiliario y equipos de oficina	852.872	0	0	0	0	0	852.872
404	09	02	00	Equipos de computación	3.876.119	0	0	0	0	0	3.876.119
404	09	03	00	Mobiliario y equipos de alojamiento	203.765	0	0	0	0	0	203.765
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	862.500	0	0	0	0	0	862.500
404	12	00	00	Activos intangibles	859.200	0	0	0	0	0	859.200
404	12	04	00	Paquetes y programas de computación	859.200	0	0	0	0	0	859.200
404	99	00	00	Otros activos reales	604.705	0	0	0	0	0	604.705

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	604.705	0	0	0	0	0	604.705
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.242.438.331**	**0**	**0**	**3.000.000.000**	**0**	**0**	**18.242.438.331**
407	01	00	00	Transferencias y donaciones corrientes internas	15.239.920.467	0	0	3.000.000.000	0	0	18.239.920.467
407	01	01	00	Transferencias corrientes internas al sector privado	38.176.758	0	0	0	0	0	38.176.758
407	01	01	01	Pensiones del personal empleado, obrero y militar	37.405	0	0	0	0	0	37.405
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	332.172	0	0	0	0	0	332.172
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	9.351	0	0	0	0	0	9.351
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	18.703	0	0	0	0	0	18.703
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	83.043	0	0	0	0	0	83.043
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	166.084	0	0	0	0	0	166.084
407	01	01	70	Subsidios educacionales al sector privado	37.530.000	0	0	0	0	0	37.530.000
407	01	02	00	Donaciones corrientes internas al sector privado	6.759.133	0	0	0	0	0	6.759.133
407	01	02	01	Donaciones corrientes a personas	6.759.133	0	0	0	0	0	6.759.133
407	01	03	00	Transferencias corrientes internas al sector público	15.194.984.576	0	0	3.000.000.000	0	0	18.194.984.576
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	15.194.984.576	0	0	3.000.000.000	0	0	18.194.984.576
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.517.864	0	0	0	0	0	2.517.864
407	02	01	00	Transferencias corrientes al exterior	2.517.864	0	0	0	0	0	2.517.864
407	02	01	04	Transferencias corrientes a organismos internacionales	2.517.864	0	0	0	0	0	2.517.864
411	**00**	**00**	**00**	**Disminución de pasivos**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
411	11	00	00	Obligaciones de ejercicios anteriores	300.000	0	0	0	0	0	300.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	300.000	0	0	0	0	0	300.000
				Totales	**15.646.214.825**	**0**	**0**	**3.000.000.000**	**0**	**0**	**18.646.214.825**

36

Ministerio del Poder Popular para la Comunicación y la Información

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**216.765.265**	**0**	**0**	**0**	**0**	**0**	**216.765.265**
401	01	00	00	Sueldos, salarios y otras retribuciones	49.363.073	0	0	0	0	0	49.363.073
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	426.426	0	0	0	0	0	426.426
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.560.927	0	0	0	0	0	4.560.927
401	01	18	00	Remuneraciones al personal contratado	39.173.401	0	0	0	0	0	39.173.401
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.256.164	0	0	0	0	0	3.256.164
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.946.155	0	0	0	0	0	1.946.155
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.242.156	0	0	0	0	0	5.242.156
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	153.939	0	0	0	0	0	153.939
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.800.262	0	0	0	0	0	4.800.262
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	287.955	0	0	0	0	0	287.955
401	03	00	00	Primas	7.931.971	0	0	0	0	0	7.931.971
401	03	08	00	Primas de profesionalización a empleados	147.539	0	0	0	0	0	147.539
401	03	09	00	Primas por antigüedad a empleados	178.605	0	0	0	0	0	178.605
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.433.244	0	0	0	0	0	4.433.244
401	03	16	00	Primas por mérito a obreros	297	0	0	0	0	0	297
401	03	21	00	Primas por antigüedad a obreros	805.343	0	0	0	0	0	805.343
401	03	22	00	Primas de profesionalización a obreros	16.542	0	0	0	0	0	16.542
401	03	40	00	Primas de profesionalización al personal contratado	794.244	0	0	0	0	0	794.244
401	03	41	00	Primas por antigüedad al personal contratado	1.444.557	0	0	0	0	0	1.444.557
401	03	97	00	Otras primas a empleados	18.900	0	0	0	0	0	18.900
401	03	98	00	Otras primas a obreros	92.700	0	0	0	0	0	92.700
401	04	00	00	Complementos de sueldos y salarios	17.000.937	0	0	0	0	0	17.000.937
401	04	02	00	Complemento a empleados por trabajo nocturno	3.403	0	0	0	0	0	3.403
401	04	04	00	Complemento a empleados por gastos de transporte	36.225	0	0	0	0	0	36.225
401	04	05	00	Complemento a empleados por gastos de representación	705	0	0	0	0	0	705
401	04	06	00	Complemento a empleados por comisión de servicios	1.617.932	0	0	0	0	0	1.617.932
401	04	08	00	Bono compensatorio de alimentación a empleados	352.350	0	0	0	0	0	352.350
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	722.709	0	0	0	0	0	722.709
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	273.810	0	0	0	0	0	273.810
401	04	17	00	Complemento a obreros por gastos de transporte	55.350	0	0	0	0	0	55.350

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	1.494.450	0	0	0	0	0	1.494.450
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	734.428	0	0	0	0	0	734.428
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.812.750	0	0	0	0	0	4.812.750
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	625.725	0	0	0	0	0	625.725
401	04	96	00	Otros complementos a empleados	1.969.953	0	0	0	0	0	1.969.953
401	04	97	00	Otros complementos a obreros	2.586.242	0	0	0	0	0	2.586.242
401	04	98	00	Otros complementos al personal contratado	1.714.905	0	0	0	0	0	1.714.905
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	23.148.704	0	0	0	0	0	23.148.704
401	05	01	00	Aguinaldos a empleados	741.300	0	0	0	0	0	741.300
401	05	03	00	Bono vacacional a empleados	296.520	0	0	0	0	0	296.520
401	05	04	00	Aguinaldos a obreros	2.497.573	0	0	0	0	0	2.497.573
401	05	06	00	Bono vacacional a obreros	999.029	0	0	0	0	0	999.029
401	05	07	00	Aguinaldos al personal contratado	10.972.926	0	0	0	0	0	10.972.926
401	05	08	00	Bono vacacional al personal contratado	4.389.170	0	0	0	0	0	4.389.170
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.322.990	0	0	0	0	0	2.322.990
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	929.196	0	0	0	0	0	929.196
401	06	00	00	Aportes patronales y legales	10.713.927	0	0	0	0	0	10.713.927
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	99.230	0	0	0	0	0	99.230
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	29.769	0	0	0	0	0	29.769
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	22.051	0	0	0	0	0	22.051
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	27.564	0	0	0	0	0	27.564
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	899.126	0	0	0	0	0	899.126
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	269.738	0	0	0	0	0	269.738
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	199.805	0	0	0	0	0	199.805
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	249.757	0	0	0	0	0	249.757
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	3.950.253	0	0	0	0	0	3.950.253
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.097.293	0	0	0	0	0	1.097.293
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.003.301	0	0	0	0	0	1.003.301
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	301.174	0	0	0	0	0	301.174
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal	278.865	0	0	0	0	0	278.865

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				de alto nivel y de dirección							
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	223.092	0	0	0	0	0	223.092
401	06	95	00	Otros aportes legales por personal contratado	2.062.909	0	0	0	0	0	2.062.909
401	07	00	00	Asistencia socio-económica	88.122.471	0	0	0	0	0	88.122.471
401	07	01	00	Capacitación y adiestramiento a empleados	12.684	0	0	0	0	0	12.684
401	07	02	00	Becas a empleados	11.340	0	0	0	0	0	11.340
401	07	03	00	Ayudas por matrimonio a empleados	6.607	0	0	0	0	0	6.607
401	07	04	00	Ayudas por nacimiento de hijos a empleados	6.606	0	0	0	0	0	6.606
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	845.640	0	0	0	0	0	845.640
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	533.735	0	0	0	0	0	533.735
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.179.954	0	0	0	0	0	2.179.954
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	147.798	0	0	0	0	0	147.798
401	07	10	00	Dotación de uniformes a empleados	550.114	0	0	0	0	0	550.114
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	19.511	0	0	0	0	0	19.511
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	184.745	0	0	0	0	0	184.745
401	07	17	00	Capacitación y adiestramiento a obreros	53.795	0	0	0	0	0	53.795
401	07	18	00	Becas a obreros	132.660	0	0	0	0	0	132.660
401	07	19	00	Ayudas por matrimonio de obreros	28.018	0	0	0	0	0	28.018
401	07	20	00	Ayudas por nacimiento de hijos de obreros	28.018	0	0	0	0	0	28.018
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	3.586.680	0	0	0	0	0	3.586.680
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.798.252	0	0	0	0	0	1.798.252
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	9.246.013	0	0	0	0	0	9.246.013
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	225.827	0	0	0	0	0	225.827
401	07	26	00	Dotación de uniformes a obreros	840.547	0	0	0	0	0	840.547
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	29.811	0	0	0	0	0	29.811
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	282.283	0	0	0	0	0	282.283
401	07	33	00	Asistencia socio-económica al personal contratado	58.200.928	0	0	0	0	0	58.200.928
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	22.524	0	0	0	0	0	22.524
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	11.731	0	0	0	0	0	11.731
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	11.731	0	0	0	0	0	11.731

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	1.501.740	0	0	0	0	0	1.501.740
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.672.553	0	0	0	0	0	1.672.553
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.871.298	0	0	0	0	0	3.871.298
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	525.763	0	0	0	0	0	525.763
401	07	96	00	Otras subvenciones a empleados	297.859	0	0	0	0	0	297.859
401	07	97	00	Otras subvenciones a obreros	1.255.706	0	0	0	0	0	1.255.706
401	08	00	00	Prestaciones sociales e indemnizaciones	15.242.026	0	0	0	0	0	15.242.026
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	736.661	0	0	0	0	0	736.661
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.427.356	0	0	0	0	0	2.427.356
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	9.947.679	0	0	0	0	0	9.947.679
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.130.330	0	0	0	0	0	2.130.330
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.285.505**	**0**	**0**	**0**	**0**	**0**	**20.285.505**
402	01	00	00	Productos alimenticios y agropecuarios	2.767.466	0	0	0	0	0	2.767.466
402	01	01	00	Alimentos y bebidas para personas	2.381.071	0	0	0	0	0	2.381.071
402	01	02	00	Alimentos para animales	384.395	0	0	0	0	0	384.395
402	01	03	00	Productos agrícolas y pecuarios	2.000	0	0	0	0	0	2.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.000	0	0	0	0	0	1.000
402	02	05	00	Piedra, arcilla, arena y tierra	1.000	0	0	0	0	0	1.000
402	03	00	00	Textiles y vestuarios	366.710	0	0	0	0	0	366.710
402	03	01	00	Textiles	33.710	0	0	0	0	0	33.710
402	03	02	00	Prendas de vestir	325.000	0	0	0	0	0	325.000
402	03	03	00	Calzados	8.000	0	0	0	0	0	8.000
402	04	00	00	Productos de cuero y caucho	611.050	0	0	0	0	0	611.050
402	04	03	00	Cauchos y tripas para vehículos	475.000	0	0	0	0	0	475.000
402	04	99	00	Otros productos de cuero y caucho	136.050	0	0	0	0	0	136.050
402	05	00	00	Productos de papel, cartón e impresos	1.839.960	0	0	0	0	0	1.839.960
402	05	01	00	Pulpa de madera, papel y cartón	260.700	0	0	0	0	0	260.700
402	05	02	00	Envases y cajas de papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	1.083.990	0	0	0	0	0	1.083.990
402	05	04	00	Libros, revistas y periódicos	310.000	0	0	0	0	0	310.000
402	05	05	00	Material de enseñanza	170.000	0	0	0	0	0	170.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	06	00	Productos de papel y cartón para computación	10.500	0	0	0	0	0	10.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.770	0	0	0	0	0	1.770
402	06	00	00	Productos químicos y derivados	3.871.466	0	0	0	0	0	3.871.466
402	06	01	00	Sustancias químicas y de uso industrial	1.000	0	0	0	0	0	1.000
402	06	02	00	Abonos, plaguicidas y otros	1.500	0	0	0	0	0	1.500
402	06	03	00	Tintas, pinturas y colorantes	2.720.000	0	0	0	0	0	2.720.000
402	06	04	00	Productos farmacéuticos y medicamentos	71.400	0	0	0	0	0	71.400
402	06	05	00	Productos de tocador	44.200	0	0	0	0	0	44.200
402	06	06	00	Combustibles y lubricantes	510.966	0	0	0	0	0	510.966
402	06	08	00	Productos plásticos	522.400	0	0	0	0	0	522.400
402	07	00	00	Productos minerales no metálicos	12.400	0	0	0	0	0	12.400
402	07	02	00	Vidrios y productos de vidrio	9.500	0	0	0	0	0	9.500
402	07	04	00	Cemento, cal y yeso	2.900	0	0	0	0	0	2.900
402	08	00	00	Productos metálicos	1.429.280	0	0	0	0	0	1.429.280
402	08	01	00	Productos primarios de hierro y acero	6.300	0	0	0	0	0	6.300
402	08	02	00	Productos de metales no ferrosos	2.400	0	0	0	0	0	2.400
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	558.600	0	0	0	0	0	558.600
402	08	04	00	Productos metálicos estructurales	1.000	0	0	0	0	0	1.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	515.000	0	0	0	0	0	515.000
402	08	10	00	Repuestos y accesorios para otros equipos	315.964	0	0	0	0	0	315.964
402	08	99	00	Otros productos metálicos	30.016	0	0	0	0	0	30.016
402	09	00	00	Productos de madera	400	0	0	0	0	0	400
402	09	02	00	Muebles y accesorios de madera para edificaciones	400	0	0	0	0	0	400
402	10	00	00	Productos varios y útiles diversos	9.155.069	0	0	0	0	0	9.155.069
402	10	01	00	Artículos de deporte, recreación y juguetes	30.750	0	0	0	0	0	30.750
402	10	02	00	Materiales y útiles de limpieza y aseo	387.359	0	0	0	0	0	387.359
402	10	03	00	Utensilios de cocina y comedor	48.334	0	0	0	0	0	48.334
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	550.350	0	0	0	0	0	550.350
402	10	06	00	Condecoraciones, ofrendas y similares	56.008	0	0	0	0	0	56.008
402	10	07	00	Productos de seguridad en el trabajo	315.000	0	0	0	0	0	315.000
402	10	08	00	Materiales para equipos de computación	4.660.987	0	0	0	0	0	4.660.987

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	469.354	0	0	0	0	0	469.354
402	10	12	00	Materiales para instalaciones sanitarias	17.000	0	0	0	0	0	17.000
402	10	13	00	Materiales fotográficos	100.808	0	0	0	0	0	100.808
402	10	99	00	Otros productos y útiles diversos	2.519.119	0	0	0	0	0	2.519.119
402	99	00	00	Otros materiales y suministros	230.704	0	0	0	0	0	230.704
402	99	01	00	Otros materiales y suministros	230.704	0	0	0	0	0	230.704
403	**00**	**00**	**00**	**Servicios no personales**	**93.826.482**	**0**	**0**	**0**	**0**	**0**	**93.826.482**
403	01	00	00	Alquileres de inmuebles	36.423	0	0	0	0	0	36.423
403	01	01	00	Alquileres de edificios y locales	20.723	0	0	0	0	0	20.723
403	01	02	00	Alquileres de instalaciones culturales y recreativas	15.700	0	0	0	0	0	15.700
403	02	00	00	Alquileres de maquinaria y equipos	3.944.183	0	0	0	0	0	3.944.183
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.710.000	0	0	0	0	0	1.710.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	9.950	0	0	0	0	0	9.950
403	02	99	00	Alquileres de otras maquinaria y equipos	2.224.233	0	0	0	0	0	2.224.233
403	04	00	00	Servicios básicos	8.167.477	0	0	0	0	0	8.167.477
403	04	01	00	Electricidad	20.641	0	0	0	0	0	20.641
403	04	03	00	Agua	80.601	0	0	0	0	0	80.601
403	04	04	00	Teléfonos	4.490.167	0	0	0	0	0	4.490.167
403	04	05	00	Servicio de comunicaciones	3.460.400	0	0	0	0	0	3.460.400
403	04	06	00	Servicio de aseo urbano y domiciliario	3.600	0	0	0	0	0	3.600
403	04	07	00	Servicio de condominio	112.068	0	0	0	0	0	112.068
403	06	00	00	Servicios de transporte y almacenaje	402.594	0	0	0	0	0	402.594
403	06	01	00	Fletes y embalajes	341.290	0	0	0	0	0	341.290
403	06	03	00	Estacionamiento	5.402	0	0	0	0	0	5.402
403	06	04	00	Peaje	1.225	0	0	0	0	0	1.225
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	54.677	0	0	0	0	0	54.677
403	07	00	00	Servicios de información, impresión y relaciones públicas	19.892.629	0	0	0	0	0	19.892.629
403	07	01	00	Publicidad y propaganda	14.562.630	0	0	0	0	0	14.562.630
403	07	02	00	Imprenta y reproducción	5.124.970	0	0	0	0	0	5.124.970
403	07	03	00	Relaciones sociales	197.529	0	0	0	0	0	197.529
403	07	04	00	Avisos	7.500	0	0	0	0	0	7.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.016.000	0	0	0	0	0	2.016.000
403	08	01	00	Primas y gastos de seguros	1.580.000	0	0	0	0	0	1.580.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	436.000	0	0	0	0	0	436.000
403	09	00	00	Viáticos y pasajes	10.688.895	0	0	0	0	0	10.688.895
403	09	01	00	Viáticos y pasajes dentro del país	6.204.112	0	0	0	0	0	6.204.112
403	09	02	00	Viáticos y pasajes fuera del país	4.484.783	0	0	0	0	0	4.484.783
403	10	00	00	Servicios profesionales y técnicos	17.955.463	0	0	0	0	0	17.955.463
403	10	07	00	Servicios de capacitación y adiestramiento	4.153.091	0	0	0	0	0	4.153.091
403	10	09	00	Servicios de lavandería y tintorería	33.500	0	0	0	0	0	33.500
403	10	11	00	Servicios para la elaboración y suministro de comida	6.790.596	0	0	0	0	0	6.790.596
403	10	99	00	Otros servicios profesionales y técnicos	6.978.276	0	0	0	0	0	6.978.276
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.420.369	0	0	0	0	0	2.420.369
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.345.512	0	0	0	0	0	1.345.512
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	55.750	0	0	0	0	0	55.750
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	942.000	0	0	0	0	0	942.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	77.107	0	0	0	0	0	77.107
403	12	00	00	Conservación y reparaciones menores de obras	5.699.880	0	0	0	0	0	5.699.880
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.699.880	0	0	0	0	0	5.699.880
403	15	00	00	Servicios fiscales	392.623	0	0	0	0	0	392.623
403	15	01	00	Derechos de importación y servicios aduaneros	227.619	0	0	0	0	0	227.619
403	15	02	00	Tasas y otros derechos obligatorios	165.004	0	0	0	0	0	165.004
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.009.954	0	0	0	0	0	4.009.954
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.009.954	0	0	0	0	0	4.009.954
403	18	00	00	Impuestos indirectos	15.723.116	0	0	0	0	0	15.723.116
403	18	01	00	Impuesto al valor agregado	15.563.556	0	0	0	0	0	15.563.556
403	18	99	00	Otros impuestos indirectos	159.560	0	0	0	0	0	159.560
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	394.872	0	0	0	0	0	394.872
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	394.872	0	0	0	0	0	394.872
403	99	00	00	Otros servicios no personales	2.082.004	0	0	0	0	0	2.082.004
403	99	01	00	Otros servicios no personales	2.082.004	0	0	0	0	0	2.082.004
404	**00**	**00**	**00**	**Activos reales**	**21.140.800**	**0**	**0**	**0**	**0**	**0**	**21.140.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	3.382.380	0	0	0	0	0	3.382.380
404	01	01	00	Repuestos mayores	392.748	0	0	0	0	0	392.748
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	85.219	0	0	0	0	0	85.219
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	280.860	0	0	0	0	0	280.860
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	12.560	0	0	0	0	0	12.560
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	9.430	0	0	0	0	0	9.430
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	4.679	0	0	0	0	0	4.679
404	01	02	00	Reparaciones mayores de maquinaria y equipos	2.989.632	0	0	0	0	0	2.989.632
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	2.965.034	0	0	0	0	0	2.965.034
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	24.598	0	0	0	0	0	24.598
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	452.630	0	0	0	0	0	452.630
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	22.660	0	0	0	0	0	22.660
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	225.240	0	0	0	0	0	225.240
404	03	06	00	Maquinaria y equipos de energía	200.000	0	0	0	0	0	200.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	4.730	0	0	0	0	0	4.730
404	04	00	00	Equipos de transporte, tracción y elevación	3.488.735	0	0	0	0	0	3.488.735
404	04	01	00	Vehículos automotores terrestres	3.488.735	0	0	0	0	0	3.488.735
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.971.044	0	0	0	0	0	6.971.044
404	05	01	00	Equipos de telecomunicaciones	6.971.044	0	0	0	0	0	6.971.044
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.300	0	0	0	0	0	6.300
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.300	0	0	0	0	0	6.300
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.571.311	0	0	0	0	0	6.571.311
404	09	01	00	Mobiliario y equipos de oficina	928.376	0	0	0	0	0	928.376
404	09	02	00	Equipos de computación	3.989.982	0	0	0	0	0	3.989.982
404	09	03	00	Mobiliario y equipos de alojamiento	1.400.953	0	0	0	0	0	1.400.953
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	252.000	0	0	0	0	0	252.000
404	12	00	00	Activos intangibles	188.400	0	0	0	0	0	188.400
404	12	04	00	Paquetes y programas de computación	188.400	0	0	0	0	0	188.400
404	99	00	00	Otros activos reales	80.000	0	0	0	0	0	80.000
404	99	01	00	Otros activos reales	80.000	0	0	0	0	0	80.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**487.284.047**	**0**	**0**	**0**	**0**	**0**	**487.284.047**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	487.284.047	0	0	0	0	0	487.284.047
407	01	01	00	Transferencias corrientes internas al sector privado	17.400.420	0	0	0	0	0	17.400.420
407	01	01	01	Pensiones del personal empleado, obrero y militar	534.480	0	0	0	0	0	534.480
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.983.448	0	0	0	0	0	2.983.448
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	133.618	0	0	0	0	0	133.618
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	96.205	0	0	0	0	0	96.205
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.809.804	0	0	0	0	0	1.809.804
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	523.710	0	0	0	0	0	523.710
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	673.572	0	0	0	0	0	673.572
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	484.976	0	0	0	0	0	484.976
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	7.689.804	0	0	0	0	0	7.689.804
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.470.803	0	0	0	0	0	2.470.803
407	01	02	00	Donaciones corrientes internas al sector privado	2.221.029	0	0	0	0	0	2.221.029
407	01	02	01	Donaciones corrientes a personas	2.221.029	0	0	0	0	0	2.221.029
407	01	03	00	Transferencias corrientes internas al sector público	467.662.598	0	0	0	0	0	467.662.598
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	78.075.098	0	0	0	0	0	78.075.098
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	389.587.500	0	0	0	0	0	389.587.500
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.298.118**	**0**	**0**	**0**	**0**	**0**	**1.298.118**
411	03	00	00	Disminución de cuentas y efectos por pagar a proveedores	1.298.118	0	0	0	0	0	1.298.118
411	03	01	00	Disminución de cuentas por pagar a proveedores a corto plazo	1.298.118	0	0	0	0	0	1.298.118
				Totales	**840.600.217**	**0**	**0**	**0**	**0**	**0**	**840.600.217**

37

Ministerio del Poder Popular del Despacho de la Presidencia

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**578.497.685**	**0**	**0**	**0**	**0**	**0**	**578.497.685**
401	01	00	00	Sueldos, salarios y otras retribuciones	79.682.519	0	0	0	0	0	79.682.519
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	16.653.968	0	0	0	0	0	16.653.968
401	01	03	00	Suplencias a empleados	106.846	0	0	0	0	0	106.846
401	01	08	00	Sueldo al personal en trámite de nombramiento	106.846	0	0	0	0	0	106.846
401	01	09	00	Remuneraciones al personal en período de disponibilidad	106.846	0	0	0	0	0	106.846
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	19.498.469	0	0	0	0	0	19.498.469
401	01	12	00	Salarios a obreros en puestos no permanentes	11.475.364	0	0	0	0	0	11.475.364
401	01	13	00	Suplencias a obreros	370.072	0	0	0	0	0	370.072
401	01	18	00	Remuneraciones al personal contratado	20.064.934	0	0	0	0	0	20.064.934
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	200.000	0	0	0	0	0	200.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	27.783	0	0	0	0	0	27.783
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	710.003	0	0	0	0	0	710.003
401	01	99	00	Otras retribuciones	10.361.388	0	0	0	0	0	10.361.388
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	12.797.354	0	0	0	0	0	12.797.354
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.544.882	0	0	0	0	0	4.544.882
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	8.252.472	0	0	0	0	0	8.252.472
401	03	00	00	Primas	27.383.136	0	0	0	0	0	27.383.136
401	03	01	00	Primas por mérito a empleados	876.302	0	0	0	0	0	876.302
401	03	03	00	Primas por hogar a empleados	1.525.596	0	0	0	0	0	1.525.596
401	03	04	00	Primas por hijos a empleados	193.332	0	0	0	0	0	193.332
401	03	08	00	Primas de profesionalización a empleados	1.149.338	0	0	0	0	0	1.149.338
401	03	09	00	Primas por antigüedad a empleados	3.008.495	0	0	0	0	0	3.008.495
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.764.910	0	0	0	0	0	3.764.910
401	03	16	00	Primas por mérito a obreros	884.482	0	0	0	0	0	884.482
401	03	18	00	Primas por hogar a obreros	1.899.431	0	0	0	0	0	1.899.431
401	03	19	00	Primas por hijos de obreros	225.000	0	0	0	0	0	225.000
401	03	21	00	Primas por antigüedad a obreros	3.590.400	0	0	0	0	0	3.590.400
401	03	22	00	Primas de profesionalización a obreros	204.396	0	0	0	0	0	204.396
401	03	38	00	Primas por hogar al personal contratado	2.133.600	0	0	0	0	0	2.133.600
401	03	39	00	Primas por hijos al personal contratado	206.160	0	0	0	0	0	206.160

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	40	00	Primas de profesionalización al personal contratado	1.650.284	0	0	0	0	0	1.650.284
401	03	41	00	Primas por antigüedad al personal contratado	1.272.480	0	0	0	0	0	1.272.480
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	25.000	0	0	0	0	0	25.000
401	03	47	00	Primas al personal de alto nivel y de dirección	910.767	0	0	0	0	0	910.767
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	25.000	0	0	0	0	0	25.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	100.000	0	0	0	0	0	100.000
401	03	96	00	Otras primas al personal contratado	1.252.600	0	0	0	0	0	1.252.600
401	03	97	00	Otras primas a empleados	2.435.900	0	0	0	0	0	2.435.900
401	03	98	00	Otras primas a obreros	49.663	0	0	0	0	0	49.663
401	04	00	00	Complementos de sueldos y salarios	226.991.943	0	0	0	0	0	226.991.943
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	200.000	0	0	0	0	0	200.000
401	04	02	00	Complemento a empleados por trabajo nocturno	106.846	0	0	0	0	0	106.846
401	04	05	00	Complemento a empleados por gastos de representación	106.846	0	0	0	0	0	106.846
401	04	06	00	Complemento a empleados por comisión de servicios	2.008.108	0	0	0	0	0	2.008.108
401	04	08	00	Bono compensatorio de alimentación a empleados	10.862.110	0	0	0	0	0	10.862.110
401	04	10	00	Complemento a empleados por días feriados	2.000.000	0	0	0	0	0	2.000.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	400.000	0	0	0	0	0	400.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	370.072	0	0	0	0	0	370.072
401	04	18	00	Bono compensatorio de alimentación a obreros	19.578.592	0	0	0	0	0	19.578.592
401	04	20	00	Complemento a obreros por días feriados	8.800.000	0	0	0	0	0	8.800.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	400.000	0	0	0	0	0	400.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	23.878.064	0	0	0	0	0	23.878.064
401	04	28	00	Complemento al personal contratado por días feriados	4.000.000	0	0	0	0	0	4.000.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	26.576	0	0	0	0	0	26.576
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	306.506	0	0	0	0	0	306.506
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	212.608	0	0	0	0	0	212.608
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	50.000	0	0	0	0	0	50.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	2.936.813	0	0	0	0	0	2.936.813
401	04	96	00	Otros complementos a empleados	55.154.924	0	0	0	0	0	55.154.924
401	04	97	00	Otros complementos a obreros	57.724.832	0	0	0	0	0	57.724.832

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	98	00	Otros complementos al personal contratado	37.869.046	0	0	0	0	0	37.869.046
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	49.155.257	0	0	0	0	0	49.155.257
401	05	01	00	Aguinaldos a empleados	12.890.249	0	0	0	0	0	12.890.249
401	05	03	00	Bono vacacional a empleados	4.251.298	0	0	0	0	0	4.251.298
401	05	04	00	Aguinaldos a obreros	15.699.830	0	0	0	0	0	15.699.830
401	05	06	00	Bono vacacional a obreros	4.154.763	0	0	0	0	0	4.154.763
401	05	07	00	Aguinaldos al personal contratado	9.070.767	0	0	0	0	0	9.070.767
401	05	08	00	Bono vacacional al personal contratado	1.516.068	0	0	0	0	0	1.516.068
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	35.495	0	0	0	0	0	35.495
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.198	0	0	0	0	0	14.198
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.297.336	0	0	0	0	0	1.297.336
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	225.253	0	0	0	0	0	225.253
401	06	00	00	Aportes patronales y legales	19.956.224	0	0	0	0	0	19.956.224
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.145.966	0	0	0	0	0	3.145.966
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	992.149	0	0	0	0	0	992.149
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	668.895	0	0	0	0	0	668.895
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.063.880	0	0	0	0	0	2.063.880
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.191.048	0	0	0	0	0	3.191.048
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	712.871	0	0	0	0	0	712.871
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	707.455	0	0	0	0	0	707.455
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.558.682	0	0	0	0	0	2.558.682
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.944.447	0	0	0	0	0	2.944.447
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.897.290	0	0	0	0	0	1.897.290
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	7.001	0	0	0	0	0	7.001
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	2.334	0	0	0	0	0	2.334
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.550	0	0	0	0	0	3.550
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	182.455	0	0	0	0	0	182.455
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	60.818	0	0	0	0	0	60.818
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	129.734	0	0	0	0	0	129.734

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	40.546	0	0	0	0	0	40.546
401	06	95	00	Otros aportes legales por personal contratado	647.103	0	0	0	0	0	647.103
401	07	00	00	Asistencia socio-económica	119.712.794	0	0	0	0	0	119.712.794
401	07	01	00	Capacitación y adiestramiento a empleados	121.150	0	0	0	0	0	121.150
401	07	02	00	Becas a empleados	1.662.408	0	0	0	0	0	1.662.408
401	07	03	00	Ayudas por matrimonio a empleados	5.330	0	0	0	0	0	5.330
401	07	04	00	Ayudas por nacimiento de hijos a empleados	5.430	0	0	0	0	0	5.430
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	17.781.874	0	0	0	0	0	17.781.874
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.843.115	0	0	0	0	0	7.843.115
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	19.310.428	0	0	0	0	0	19.310.428
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.525.885	0	0	0	0	0	1.525.885
401	07	10	00	Dotación de uniformes a empleados	1.500.000	0	0	0	0	0	1.500.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.293.108	0	0	0	0	0	1.293.108
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.407.130	0	0	0	0	0	1.407.130
401	07	17	00	Capacitación y adiestramiento a obreros	103.000	0	0	0	0	0	103.000
401	07	18	00	Becas a obreros	1.946.268	0	0	0	0	0	1.946.268
401	07	19	00	Ayudas por matrimonio de obreros	2.100	0	0	0	0	0	2.100
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.200	0	0	0	0	0	2.200
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	6.630.648	0	0	0	0	0	6.630.648
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	7.441.799	0	0	0	0	0	7.441.799
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	29.247.610	0	0	0	0	0	29.247.610
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.805.480	0	0	0	0	0	2.805.480
401	07	26	00	Dotación de uniformes a obreros	9.500.000	0	0	0	0	0	9.500.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	995.048	0	0	0	0	0	995.048
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.399.355	0	0	0	0	0	2.399.355
401	07	33	00	Asistencia socio-económica al personal contratado	1.741.150	0	0	0	0	0	1.741.150
401	07	52	00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	0	50.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	5.328	0	0	0	0	0	5.328
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	11.668	0	0	0	0	0	11.668
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	37.114	0	0	0	0	0	37.114
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	50.000	0	0	0	0	0	50.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	197.136	0	0	0	0	0	197.136
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	304.091	0	0	0	0	0	304.091
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	411.266	0	0	0	0	0	411.266
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	45.525	0	0	0	0	0	45.525
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	301.050	0	0	0	0	0	301.050
401	07	96	00	Otras subvenciones a empleados	1.532.800	0	0	0	0	0	1.532.800
401	07	97	00	Otras subvenciones a obreros	1.492.300	0	0	0	0	0	1.492.300
401	08	00	00	Prestaciones sociales e indemnizaciones	42.390.458	0	0	0	0	0	42.390.458
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	12.659.743	0	0	0	0	0	12.659.743
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	16.389.008	0	0	0	0	0	16.389.008
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	12.231.115	0	0	0	0	0	12.231.115
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	29.579	0	0	0	0	0	29.579
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.081.013	0	0	0	0	0	1.081.013
401	96	00	00	Otros gastos del personal empleado	428.000	0	0	0	0	0	428.000
401	96	01	00	Otros gastos del personal empleado	428.000	0	0	0	0	0	428.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**112.787.381**	**0**	**0**	**0**	**0**	**0**	**112.787.381**
402	01	00	00	Productos alimenticios y agropecuarios	50.363.817	0	0	0	0	0	50.363.817
402	01	01	00	Alimentos y bebidas para personas	49.434.357	0	0	0	0	0	49.434.357
402	01	02	00	Alimentos para animales	380.000	0	0	0	0	0	380.000
402	01	03	00	Productos agrícolas y pecuarios	549.460	0	0	0	0	0	549.460
402	02	00	00	Productos de minas, canteras y yacimientos	582.000	0	0	0	0	0	582.000
402	02	02	00	Petróleo crudo y gas natural	240.000	0	0	0	0	0	240.000
402	02	04	00	Mineral no ferroso	80.000	0	0	0	0	0	80.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	02	05	00	Piedra, arcilla, arena y tierra	262.000	0	0	0	0	0	262.000
402	03	00	00	Textiles y vestuarios	4.111.448	0	0	0	0	0	4.111.448
402	03	01	00	Textiles	3.222.700	0	0	0	0	0	3.222.700
402	03	02	00	Prendas de vestir	858.748	0	0	0	0	0	858.748
402	03	03	00	Calzados	30.000	0	0	0	0	0	30.000
402	04	00	00	Productos de cuero y caucho	996.890	0	0	0	0	0	996.890
402	04	01	00	Cueros y pieles	17.400	0	0	0	0	0	17.400
402	04	02	00	Productos de cuero y sucedáneos del cuero	385.000	0	0	0	0	0	385.000
402	04	03	00	Cauchos y tripas para vehículos	594.490	0	0	0	0	0	594.490
402	05	00	00	Productos de papel, cartón e impresos	7.561.890	0	0	0	0	0	7.561.890
402	05	01	00	Pulpa de madera, papel y cartón	2.722.721	0	0	0	0	0	2.722.721
402	05	02	00	Envases y cajas de papel y cartón	540.500	0	0	0	0	0	540.500
402	05	03	00	Productos de papel y cartón para oficina	3.273.669	0	0	0	0	0	3.273.669
402	05	04	00	Libros, revistas y periódicos	304.000	0	0	0	0	0	304.000
402	05	05	00	Material de enseñanza	30.000	0	0	0	0	0	30.000
402	05	06	00	Productos de papel y cartón para computación	71.000	0	0	0	0	0	71.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	590.000	0	0	0	0	0	590.000
402	05	99	00	Otros productos de pulpa, papel y cartón	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	11.740.144	0	0	0	0	0	11.740.144
402	06	01	00	Sustancias químicas y de uso industrial	262.000	0	0	0	0	0	262.000
402	06	02	00	Abonos, plaguicidas y otros	375.000	0	0	0	0	0	375.000
402	06	03	00	Tintas, pinturas y colorantes	3.232.387	0	0	0	0	0	3.232.387
402	06	04	00	Productos farmacéuticos y medicamentos	1.550.000	0	0	0	0	0	1.550.000
402	06	05	00	Productos de tocador	676.000	0	0	0	0	0	676.000
402	06	06	00	Combustibles y lubricantes	482.000	0	0	0	0	0	482.000
402	06	08	00	Productos plásticos	5.162.757	0	0	0	0	0	5.162.757
402	07	00	00	Productos minerales no metálicos	1.119.000	0	0	0	0	0	1.119.000
402	07	01	00	Productos de barro, loza y porcelana	100.000	0	0	0	0	0	100.000
402	07	02	00	Vidrios y productos de vidrio	288.000	0	0	0	0	0	288.000
402	07	03	00	Productos de arcilla para construcción	491.000	0	0	0	0	0	491.000
402	07	04	00	Cemento, cal y yeso	240.000	0	0	0	0	0	240.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	7.222.100	0	0	0	0	0	7.222.100
402	08	01	00	Productos primarios de hierro y acero	443.100	0	0	0	0	0	443.100
402	08	02	00	Productos de metales no ferrosos	400.000	0	0	0	0	0	400.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.409.000	0	0	0	0	0	1.409.000
402	08	04	00	Productos metálicos estructurales	50.000	0	0	0	0	0	50.000
402	08	07	00	Material de señalamiento	24.000	0	0	0	0	0	24.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.450.000	0	0	0	0	0	4.450.000
402	08	10	00	Repuestos y accesorios para otros equipos	441.000	0	0	0	0	0	441.000
402	08	99	00	Otros productos metálicos	5.000	0	0	0	0	0	5.000
402	09	00	00	Productos de madera	1.349.000	0	0	0	0	0	1.349.000
402	09	01	00	Productos primarios de madera	1.249.000	0	0	0	0	0	1.249.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	24.050.555	0	0	0	0	0	24.050.555
402	10	01	00	Artículos de deporte, recreación y juguetes	160.000	0	0	0	0	0	160.000
402	10	02	00	Materiales y útiles de limpieza y aseo	5.110.806	0	0	0	0	0	5.110.806
402	10	03	00	Utensilios de cocina y comedor	1.750.000	0	0	0	0	0	1.750.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	80.000	0	0	0	0	0	80.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.661.487	0	0	0	0	0	2.661.487
402	10	06	00	Condecoraciones, ofrendas y similares	1.349.286	0	0	0	0	0	1.349.286
402	10	07	00	Productos de seguridad en el trabajo	604.000	0	0	0	0	0	604.000
402	10	08	00	Materiales para equipos de computación	7.840.301	0	0	0	0	0	7.840.301
402	10	11	00	Materiales eléctricos	2.596.475	0	0	0	0	0	2.596.475
402	10	12	00	Materiales para instalaciones sanitarias	1.292.000	0	0	0	0	0	1.292.000
402	10	99	00	Otros productos y útiles diversos	606.200	0	0	0	0	0	606.200
402	99	00	00	Otros materiales y suministros	3.690.537	0	0	0	0	0	3.690.537
402	99	01	00	Otros materiales y suministros	3.690.537	0	0	0	0	0	3.690.537
403	**00**	**00**	**00**	**Servicios no personales**	**125.079.731**	**0**	**0**	**0**	**0**	**0**	**125.079.731**
403	02	00	00	Alquileres de maquinaria y equipos	203.000	0	0	0	0	0	203.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.000	0	0	0	0	0	3.000
403	02	99	00	Alquileres de otras maquinaria y equipos	200.000	0	0	0	0	0	200.000
403	04	00	00	Servicios básicos	14.554.315	0	0	0	0	0	14.554.315

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	01	00	Electricidad	892.857	0	0	0	0	0	892.857
403	04	02	00	Gas	17.857	0	0	0	0	0	17.857
403	04	03	00	Agua	1.696.429	0	0	0	0	0	1.696.429
403	04	04	00	Teléfonos	9.180.529	0	0	0	0	0	9.180.529
403	04	05	00	Servicio de comunicaciones	2.632.714	0	0	0	0	0	2.632.714
403	04	06	00	Servicio de aseo urbano y domiciliario	133.929	0	0	0	0	0	133.929
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	2.000	0	0	0	0	0	2.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	2.000	0	0	0	0	0	2.000
403	06	00	00	Servicios de transporte y almacenaje	98.000	0	0	0	0	0	98.000
403	06	01	00	Fletes y embalajes	8.000	0	0	0	0	0	8.000
403	06	03	00	Estacionamiento	90.000	0	0	0	0	0	90.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.646.785	0	0	0	0	0	15.646.785
403	07	01	00	Publicidad y propaganda	120.000	0	0	0	0	0	120.000
403	07	02	00	Imprenta y reproducción	2.210.000	0	0	0	0	0	2.210.000
403	07	03	00	Relaciones sociales	12.926.785	0	0	0	0	0	12.926.785
403	07	04	00	Avisos	390.000	0	0	0	0	0	390.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.462.000	0	0	0	0	0	2.462.000
403	08	01	00	Primas y gastos de seguros	2.442.000	0	0	0	0	0	2.442.000
403	08	02	00	Comisiones y gastos bancarios	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	27.867.258	0	0	0	0	0	27.867.258
403	09	01	00	Viáticos y pasajes dentro del país	12.412.000	0	0	0	0	0	12.412.000
403	09	02	00	Viáticos y pasajes fuera del país	15.455.258	0	0	0	0	0	15.455.258
403	10	00	00	Servicios profesionales y técnicos	6.990.300	0	0	0	0	0	6.990.300
403	10	01	00	Servicios jurídicos	50.000	0	0	0	0	0	50.000
403	10	03	00	Servicios de procesamiento de datos	335.100	0	0	0	0	0	335.100
403	10	06	00	Servicios de veterinaria	110.000	0	0	0	0	0	110.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.070.000	0	0	0	0	0	1.070.000
403	10	09	00	Servicios de lavandería y tintorería	990.000	0	0	0	0	0	990.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.435.200	0	0	0	0	0	1.435.200
403	10	99	00	Otros servicios profesionales y técnicos	3.000.000	0	0	0	0	0	3.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.178.519	0	0	0	0	0	9.178.519

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.174.519	0	0	0	0	0	5.174.519
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	401.500	0	0	0	0	0	401.500
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	77.500	0	0	0	0	0	77.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.520.000	0	0	0	0	0	3.520.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	12	00	00	Conservación y reparaciones menores de obras	6.867.496	0	0	0	0	0	6.867.496
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	6.867.496	0	0	0	0	0	6.867.496
403	16	00	00	Servicios de diversión, esparcimiento y culturales	6.313.571	0	0	0	0	0	6.313.571
403	16	01	00	Servicios de diversión, esparcimiento y culturales	6.313.571	0	0	0	0	0	6.313.571
403	18	00	00	Impuestos indirectos	28.538.658	0	0	0	0	0	28.538.658
403	18	01	00	Impuesto al valor agregado	28.538.658	0	0	0	0	0	28.538.658
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.631.950	0	0	0	0	0	1.631.950
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.631.950	0	0	0	0	0	1.631.950
403	99	00	00	Otros servicios no personales	4.725.879	0	0	0	0	0	4.725.879
403	99	01	00	Otros servicios no personales	4.725.879	0	0	0	0	0	4.725.879
404	**00**	**00**	**00**	**Activos reales**	**13.474.154**	**0**	**0**	**0**	**0**	**0**	**13.474.154**
404	01	00	00	Repuestos y reparaciones mayores	789.500	0	0	0	0	0	789.500
404	01	01	00	Repuestos mayores	789.500	0	0	0	0	0	789.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	24.500	0	0	0	0	0	24.500
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	765.000	0	0	0	0	0	765.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.330.000	0	0	0	0	0	1.330.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	250.000	0	0	0	0	0	250.000
404	03	05	00	Maquinaria y equipos industriales y de taller	750.000	0	0	0	0	0	750.000
404	03	06	00	Maquinaria y equipos de energía	320.000	0	0	0	0	0	320.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
404	04	00	00	Equipos de transporte, tracción y elevación	5.240.000	0	0	0	0	0	5.240.000
404	04	01	00	Vehículos automotores terrestres	5.240.000	0	0	0	0	0	5.240.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	602.126	0	0	0	0	0	602.126
404	05	01	00	Equipos de telecomunicaciones	552.126	0	0	0	0	0	552.126
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	30.000	0	0	0	0	0	30.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	30.000	0	0	0	0	0	30.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	507.958	0	0	0	0	0	507.958
404	07	01	00	Equipos científicos y de laboratorio	15.000	0	0	0	0	0	15.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	60.000	0	0	0	0	0	60.000
404	07	03	00	Obras de arte	15.000	0	0	0	0	0	15.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	10.000	0	0	0	0	0	10.000
404	07	06	00	Instrumentos musicales y equipos de audio	50.000	0	0	0	0	0	50.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	357.958	0	0	0	0	0	357.958
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.939.570	0	0	0	0	0	4.939.570
404	09	01	00	Mobiliario y equipos de oficina	2.651.277	0	0	0	0	0	2.651.277
404	09	02	00	Equipos de computación	1.214.385	0	0	0	0	0	1.214.385
404	09	03	00	Mobiliario y equipos de alojamiento	873.908	0	0	0	0	0	873.908
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	12	00	00	Activos intangibles	35.000	0	0	0	0	0	35.000
404	12	04	00	Paquetes y programas de computación	35.000	0	0	0	0	0	35.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**1.600.000**	**0**	**0**	**0**	**0**	**0**	**1.600.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	1.600.000	0	0	0	0	0	1.600.000
406	01	01	00	Gastos de defensa y seguridad del Estado	1.600.000	0	0	0	0	0	1.600.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.892.261.049**	**783.565.496**	**0**	**0**	**0**	**0**	**4.675.826.545**
407	01	00	00	Transferencias y donaciones corrientes internas	3.892.261.049	0	0	0	0	0	3.892.261.049
407	01	01	00	Transferencias corrientes internas al sector privado	214.594.436	0	0	0	0	0	214.594.436
407	01	01	01	Pensiones del personal empleado, obrero y militar	113.916.903	0	0	0	0	0	113.916.903
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	12.836.019	0	0	0	0	0	12.836.019
407	01	01	03	Becas escolares	36.720.000	0	0	0	0	0	36.720.000
407	01	01	04	Becas universitarias en el país	9.180.000	0	0	0	0	0	9.180.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.053.726	0	0	0	0	0	2.053.726
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	943.035	0	0	0	0	0	943.035
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	6.041.144	0	0	0	0	0	6.041.144
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.913.824	0	0	0	0	0	5.913.824
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	4.135.019	0	0	0	0	0	4.135.019

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.925.404	0	0	0	0	0	1.925.404
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	10.273.138	0	0	0	0	0	10.273.138
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	10.656.224	0	0	0	0	0	10.656.224
407	01	02	00	Donaciones corrientes internas al sector privado	94.496.931	0	0	0	0	0	94.496.931
407	01	02	01	Donaciones corrientes a personas	94.496.931	0	0	0	0	0	94.496.931
407	01	03	00	Transferencias corrientes internas al sector público	3.580.847.761	0	0	0	0	0	3.580.847.761
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.540.593.393	0	0	0	0	0	3.540.593.393
407	01	03	99	Otras transferencias corrientes internas al sector público	40.254.368	0	0	0	0	0	40.254.368
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	387.283	0	0	0	0	0	387.283
407	01	05	02	Pensiones del personal de alto nivel y de dirección	127.765	0	0	0	0	0	127.765
407	01	05	07	Aguinaldos del personal pensionado de alto nivel y de dirección	33.941	0	0	0	0	0	33.941
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	19.165	0	0	0	0	0	19.165
407	01	05	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección	107.020	0	0	0	0	0	107.020
407	01	05	99	Otras subvenciones socio-económicas del personal pensionado de alto nivel y de dirección	99.392	0	0	0	0	0	99.392
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	1.934.638	0	0	0	0	0	1.934.638
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	640.412	0	0	0	0	0	640.412
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	166.103	0	0	0	0	0	166.103
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	96.062	0	0	0	0	0	96.062
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	535.100	0	0	0	0	0	535.100
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	496.961	0	0	0	0	0	496.961
407	03	00	00	Transferencias y donaciones de capital internas	0	783.565.496	0	0	0	0	783.565.496
407	03	03	00	Transferencias de capital internas al sector público	0	783.565.496	0	0	0	0	783.565.496
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	783.565.496	0	0	0	0	783.565.496
				Totales	**4.723.700.000**	**783.565.496**	**0**	**0**	**0**	**0**	**5.507.265.496**

38

Consejo Moral Republicano

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO MORAL REPUBLICANO

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.257.993**	**0**	**0**	**0**	**0**	**0**	**5.257.993**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.925.053	0	0	0	0	0	2.925.053
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	645.225	0	0	0	0	0	645.225
401	01	18	00	Remuneraciones al personal contratado	1.632.363	0	0	0	0	0	1.632.363
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	556.865	0	0	0	0	0	556.865
401	01	99	00	Otras retribuciones	90.600	0	0	0	0	0	90.600
401	03	00	00	Primas	320.100	0	0	0	0	0	320.100
401	03	04	00	Primas por hijos a empleados	23.500	0	0	0	0	0	23.500
401	03	08	00	Primas de profesionalización a empleados	33.600	0	0	0	0	0	33.600
401	03	09	00	Primas por antigüedad a empleados	167.000	0	0	0	0	0	167.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	88.000	0	0	0	0	0	88.000
401	03	97	00	Otras primas a empleados	8.000	0	0	0	0	0	8.000
401	04	00	00	Complementos de sueldos y salarios	424.000	0	0	0	0	0	424.000
401	04	08	00	Bono compensatorio de alimentación a empleados	152.000	0	0	0	0	0	152.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	212.000	0	0	0	0	0	212.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	60.000	0	0	0	0	0	60.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	808.640	0	0	0	0	0	808.640
401	05	01	00	Aguinaldos a empleados	215.796	0	0	0	0	0	215.796
401	05	03	00	Bono vacacional a empleados	85.000	0	0	0	0	0	85.000
401	05	07	00	Aguinaldos al personal contratado	236.374	0	0	0	0	0	236.374
401	05	08	00	Bono vacacional al personal contratado	21.000	0	0	0	0	0	21.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	188.912	0	0	0	0	0	188.912
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	61.558	0	0	0	0	0	61.558
401	06	00	00	Aportes patronales y legales	229.000	0	0	0	0	0	229.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	55.000	0	0	0	0	0	55.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	30.000	0	0	0	0	0	30.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	20.000	0	0	0	0	0	20.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	48.000	0	0	0	0	0	48.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	55.000	0	0	0	0	0	55.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	21.000	0	0	0	0	0	21.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO MORAL REPUBLICANO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	268.000	0	0	0	0	0	268.000
401	07	01	00	Capacitación y adiestramiento a empleados	20.000	0	0	0	0	0	20.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	198.000	0	0	0	0	0	198.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.000	0	0	0	0	0	5.000
401	07	10	00	Dotación de uniformes a empleados	5.000	0	0	0	0	0	5.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	10.000	0	0	0	0	0	10.000
401	07	96	00	Otras subvenciones a empleados	30.000	0	0	0	0	0	30.000
401	08	00	00	Prestaciones sociales e indemnizaciones	283.200	0	0	0	0	0	283.200
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	80.000	0	0	0	0	0	80.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	123.200	0	0	0	0	0	123.200
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	80.000	0	0	0	0	0	80.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**95.000**	**0**	**0**	**0**	**0**	**0**	**95.000**
402	01	00	00	Productos alimenticios y agropecuarios	40.000	0	0	0	0	0	40.000
402	01	01	00	Alimentos y bebidas para personas	40.000	0	0	0	0	0	40.000
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	10.000	0	0	0	0	0	10.000
402	05	04	00	Libros, revistas y periódicos	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	35.000	0	0	0	0	0	35.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**737.007**	**0**	**0**	**0**	**0**	**0**	**737.007**
403	04	00	00	Servicios básicos	110.000	0	0	0	0	0	110.000
403	04	01	00	Electricidad	5.500	0	0	0	0	0	5.500
403	04	04	00	Teléfonos	30.000	0	0	0	0	0	30.000
403	04	05	00	Servicio de comunicaciones	8.500	0	0	0	0	0	8.500
403	04	06	00	Servicio de aseo urbano y domiciliario	6.000	0	0	0	0	0	6.000
403	04	07	00	Servicio de condominio	60.000	0	0	0	0	0	60.000
403	06	00	00	Servicios de transporte y almacenaje	65.000	0	0	0	0	0	65.000
403	06	01	00	Fletes y embalajes	65.000	0	0	0	0	0	65.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	35.000	0	0	0	0	0	35.000
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO MORAL REPUBLICANO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	5.000	0	0	0	0	0	5.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	34.000	0	0	0	0	0	34.000
403	08	01	00	Primas y gastos de seguros	10.000	0	0	0	0	0	10.000
403	08	02	00	Comisiones y gastos bancarios	24.000	0	0	0	0	0	24.000
403	09	00	00	Viáticos y pasajes	180.000	0	0	0	0	0	180.000
403	09	01	00	Viáticos y pasajes dentro del país	170.000	0	0	0	0	0	170.000
403	09	02	00	Viáticos y pasajes fuera del país	10.000	0	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000
403	12	00	00	Conservación y reparaciones menores de obras	100.000	0	0	0	0	0	100.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	126.007	0	0	0	0	0	126.007
403	18	01	00	Impuesto al valor agregado	126.007	0	0	0	0	0	126.007
403	99	00	00	Otros servicios no personales	77.000	0	0	0	0	0	77.000
403	99	01	00	Otros servicios no personales	77.000	0	0	0	0	0	77.000
404	**00**	**00**	**00**	**Activos reales**	**30.000**	**0**	**0**	**0**	**0**	**0**	**30.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	09	01	00	Mobiliario y equipos de oficina	15.000	0	0	0	0	0	15.000
404	09	02	00	Equipos de computación	15.000	0	0	0	0	0	15.000
				Totales	**6.120.000**	**0**	**0**	**0**	**0**	**0**	**6.120.000**

39

Superintendencia Nacional de Auditoría Interna

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**22.049.900**	**0**	**0**	**0**	**0**	**0**	**22.049.900**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.073.915	0	0	0	0	0	4.073.915
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.847.151	0	0	0	0	0	3.847.151
401	01	18	00	Remuneraciones al personal contratado	43.756	0	0	0	0	0	43.756
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	19.800	0	0	0	0	0	19.800
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	163.208	0	0	0	0	0	163.208
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.337.381	0	0	0	0	0	1.337.381
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.261.851	0	0	0	0	0	1.261.851
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	75.530	0	0	0	0	0	75.530
401	03	00	00	Primas	2.847.349	0	0	0	0	0	2.847.349
401	03	04	00	Primas por hijos a empleados	305.388	0	0	0	0	0	305.388
401	03	08	00	Primas de profesionalización a empleados	592.691	0	0	0	0	0	592.691
401	03	09	00	Primas por antigüedad a empleados	605.260	0	0	0	0	0	605.260
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	542.132	0	0	0	0	0	542.132
401	03	47	00	Primas al personal de alto nivel y de dirección	74.749	0	0	0	0	0	74.749
401	03	95	00	Otras primas al personal de alto nivel y de dirección	56.756	0	0	0	0	0	56.756
401	03	97	00	Otras primas a empleados	670.373	0	0	0	0	0	670.373
401	04	00	00	Complementos de sueldos y salarios	2.390.891	0	0	0	0	0	2.390.891
401	04	06	00	Complemento a empleados por comisión de servicios	64.735	0	0	0	0	0	64.735
401	04	08	00	Bono compensatorio de alimentación a empleados	1.785.981	0	0	0	0	0	1.785.981
401	04	26	00	Bono compensatorio de alimentación al personal contratado	20.786	0	0	0	0	0	20.786
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	25.000	0	0	0	0	0	25.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	22.371	0	0	0	0	0	22.371
401	04	96	00	Otros complementos a empleados	472.018	0	0	0	0	0	472.018
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.035.025	0	0	0	0	0	3.035.025
401	05	01	00	Aguinaldos a empleados	2.024.700	0	0	0	0	0	2.024.700
401	05	03	00	Bono vacacional a empleados	796.184	0	0	0	0	0	796.184
401	05	07	00	Aguinaldos al personal contratado	8.951	0	0	0	0	0	8.951
401	05	08	00	Bono vacacional al personal contratado	2.230	0	0	0	0	0	2.230
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	150.400	0	0	0	0	0	150.400
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	52.560	0	0	0	0	0	52.560

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	585.935	0	0	0	0	0	585.935
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	362.524	0	0	0	0	0	362.524
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	87.650	0	0	0	0	0	87.650
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	112.571	0	0	0	0	0	112.571
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.364	0	0	0	0	0	5.364
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	844	0	0	0	0	0	844
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	11.634	0	0	0	0	0	11.634
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	5.348	0	0	0	0	0	5.348
401	07	00	00	Asistencia socio-económica	5.726.593	0	0	0	0	0	5.726.593
401	07	02	00	Becas a empleados	262.350	0	0	0	0	0	262.350
401	07	03	00	Ayudas por matrimonio a empleados	1.200	0	0	0	0	0	1.200
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	0	2.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.515.269	0	0	0	0	0	1.515.269
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.109.585	0	0	0	0	0	3.109.585
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	155.022	0	0	0	0	0	155.022
401	07	10	00	Dotación de uniformes a empleados	82.000	0	0	0	0	0	82.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	213.342	0	0	0	0	0	213.342
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	200.040	0	0	0	0	0	200.040
401	07	33	00	Asistencia socio-económica al personal contratado	28.632	0	0	0	0	0	28.632
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	4.500	0	0	0	0	0	4.500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	69.541	0	0	0	0	0	69.541
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	53.042	0	0	0	0	0	53.042
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	12.070	0	0	0	0	0	12.070
401	07	96	00	Otras subvenciones a empleados	18.000	0	0	0	0	0	18.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.992.811	0	0	0	0	0	1.992.811
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.930.121	0	0	0	0	0	1.930.121
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.727	0	0	0	0	0	6.727
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	55.963	0	0	0	0	0	55.963
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**835.585**	**0**	**0**	**0**	**0**	**0**	**835.585**
402	01	00	00	Productos alimenticios y agropecuarios	178.320	0	0	0	0	0	178.320
402	01	01	00	Alimentos y bebidas para personas	178.320	0	0	0	0	0	178.320
402	03	00	00	Textiles y vestuarios	55.430	0	0	0	0	0	55.430
402	03	01	00	Textiles	1.930	0	0	0	0	0	1.930
402	03	02	00	Prendas de vestir	52.000	0	0	0	0	0	52.000
402	03	03	00	Calzados	1.500	0	0	0	0	0	1.500
402	04	00	00	Productos de cuero y caucho	14.700	0	0	0	0	0	14.700
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.500	0	0	0	0	0	1.500
402	04	03	00	Cauchos y tripas para vehículos	13.200	0	0	0	0	0	13.200
402	05	00	00	Productos de papel, cartón e impresos	92.500	0	0	0	0	0	92.500
402	05	01	00	Pulpa de madera, papel y cartón	3.200	0	0	0	0	0	3.200
402	05	03	00	Productos de papel y cartón para oficina	73.800	0	0	0	0	0	73.800
402	05	04	00	Libros, revistas y periódicos	15.500	0	0	0	0	0	15.500
402	06	00	00	Productos químicos y derivados	22.225	0	0	0	0	0	22.225
402	06	03	00	Tintas, pinturas y colorantes	10.725	0	0	0	0	0	10.725
402	06	04	00	Productos farmacéuticos y medicamentos	4.000	0	0	0	0	0	4.000
402	06	06	00	Combustibles y lubricantes	3.000	0	0	0	0	0	3.000
402	06	08	00	Productos plásticos	4.500	0	0	0	0	0	4.500
402	08	00	00	Productos metálicos	25.000	0	0	0	0	0	25.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.000	0	0	0	0	0	5.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	447.410	0	0	0	0	0	447.410
402	10	01	00	Artículos de deporte, recreación y juguetes	12.000	0	0	0	0	0	12.000
402	10	02	00	Materiales y útiles de limpieza y aseo	7.100	0	0	0	0	0	7.100
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	44.760	0	0	0	0	0	44.760
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	0	30.000
402	10	07	00	Productos de seguridad en el trabajo	4.500	0	0	0	0	0	4.500
402	10	08	00	Materiales para equipos de computación	314.550	0	0	0	0	0	314.550
402	10	11	00	Materiales eléctricos	8.000	0	0	0	0	0	8.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	1.500	0	0	0	0	0	1.500
402	10	99	00	Otros productos y útiles diversos	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.875.686**	**0**	**0**	**0**	**0**	**0**	**4.875.686**
403	01	00	00	Alquileres de inmuebles	2.388.796	0	0	0	0	0	2.388.796
403	01	01	00	Alquileres de edificios y locales	2.388.796	0	0	0	0	0	2.388.796
403	02	00	00	Alquileres de maquinaria y equipos	5.500	0	0	0	0	0	5.500
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.500	0	0	0	0	0	5.500
403	03	00	00	Derechos sobre bienes intangibles	170.000	0	0	0	0	0	170.000
403	03	03	00	Paquetes y programas de computación	170.000	0	0	0	0	0	170.000
403	04	00	00	Servicios básicos	453.134	0	0	0	0	0	453.134
403	04	04	00	Teléfonos	111.511	0	0	0	0	0	111.511
403	04	05	00	Servicio de comunicaciones	95.000	0	0	0	0	0	95.000
403	04	07	00	Servicio de condominio	246.623	0	0	0	0	0	246.623
403	06	00	00	Servicios de transporte y almacenaje	11.000	0	0	0	0	0	11.000
403	06	03	00	Estacionamiento	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	79.800	0	0	0	0	0	79.800
403	07	02	00	Imprenta y reproducción	70.000	0	0	0	0	0	70.000
403	07	04	00	Avisos	9.800	0	0	0	0	0	9.800
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	78.000	0	0	0	0	0	78.000
403	08	01	00	Primas y gastos de seguros	70.000	0	0	0	0	0	70.000
403	08	02	00	Comisiones y gastos bancarios	8.000	0	0	0	0	0	8.000
403	09	00	00	Viáticos y pasajes	214.050	0	0	0	0	0	214.050
403	09	01	00	Viáticos y pasajes dentro del país	181.050	0	0	0	0	0	181.050
403	09	02	00	Viáticos y pasajes fuera del país	33.000	0	0	0	0	0	33.000
403	10	00	00	Servicios profesionales y técnicos	275.000	0	0	0	0	0	275.000
403	10	03	00	Servicios de procesamiento de datos	170.000	0	0	0	0	0	170.000
403	10	07	00	Servicios de capacitación y adiestramiento	95.000	0	0	0	0	0	95.000
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	120.000	0	0	0	0	0	120.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	95.000	0	0	0	0	0	95.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
403	12	00	00	Conservación y reparaciones menores de obras	1.000	0	0	0	0	0	1.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.000	0	0	0	0	0	1.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	401.140	0	0	0	0	0	401.140
403	16	01	00	Servicios de diversión, esparcimiento y culturales	401.140	0	0	0	0	0	401.140
403	18	00	00	Impuestos indirectos	633.341	0	0	0	0	0	633.341
403	18	01	00	Impuesto al valor agregado	633.341	0	0	0	0	0	633.341
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	40.925	0	0	0	0	0	40.925
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	40.925	0	0	0	0	0	40.925
403	99	00	00	Otros servicios no personales	4.000	0	0	0	0	0	4.000
403	99	01	00	Otros servicios no personales	4.000	0	0	0	0	0	4.000
404	**00**	**00**	**00**	**Activos reales**	**291.850**	**0**	**0**	**0**	**0**	**0**	**291.850**
404	05	00	00	Equipos de comunicaciones y de señalamiento	47.900	0	0	0	0	0	47.900
404	05	01	00	Equipos de telecomunicaciones	47.900	0	0	0	0	0	47.900
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	243.950	0	0	0	0	0	243.950
404	09	01	00	Mobiliario y equipos de oficina	17.500	0	0	0	0	0	17.500
404	09	02	00	Equipos de computación	222.950	0	0	0	0	0	222.950
404	09	03	00	Mobiliario y equipos de alojamiento	3.500	0	0	0	0	0	3.500
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.146.979**	**0**	**0**	**0**	**0**	**0**	**1.146.979**
407	01	00	00	Transferencias y donaciones corrientes internas	1.146.979	0	0	0	0	0	1.146.979
407	01	01	00	Transferencias corrientes internas al sector privado	1.021.979	0	0	0	0	0	1.021.979
407	01	01	01	Pensiones del personal empleado, obrero y militar	45.000	0	0	0	0	0	45.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	405.036	0	0	0	0	0	405.036
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	13.154	0	0	0	0	0	13.154
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	18.425	0	0	0	0	0	18.425
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	47.298	0	0	0	0	0	47.298
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	10.800	0	0	0	0	0	10.800
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	126.259	0	0	0	0	0	126.259
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	101.007	0	0	0	0	0	101.007
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	225.000	0	0	0	0	0	225.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	30.000	0	0	0	0	0	30.000
407	01	02	00	Donaciones corrientes internas al sector privado	125.000	0	0	0	0	0	125.000
407	01	02	01	Donaciones corrientes a personas	125.000	0	0	0	0	0	125.000
				Totales	**29.200.000**	**0**	**0**	**0**	**0**	**0**	**29.200.000**

41

Ministerio del Poder Popular para la Alimentación

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**133.854.944**	**0**	**0**	**0**	**0**	**0**	**133.854.944**
401	01	00	00	Sueldos, salarios y otras retribuciones	28.722.770	0	0	0	0	0	28.722.770
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.971.027	0	0	0	0	0	3.971.027
401	01	09	00	Remuneraciones al personal en período de disponibilidad	8.400	0	0	0	0	0	8.400
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.121.538	0	0	0	0	0	2.121.538
401	01	18	00	Remuneraciones al personal contratado	17.211.159	0	0	0	0	0	17.211.159
401	01	29	00	Dietas	50.400	0	0	0	0	0	50.400
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	39.000	0	0	0	0	0	39.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	3.121.246	0	0	0	0	0	3.121.246
401	01	99	00	Otras retribuciones	2.200.000	0	0	0	0	0	2.200.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	707.940	0	0	0	0	0	707.940
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	335.340	0	0	0	0	0	335.340
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	372.600	0	0	0	0	0	372.600
401	03	00	00	Primas	12.103.442	0	0	0	0	0	12.103.442
401	03	02	00	Primas de transporte a empleados	855.360	0	0	0	0	0	855.360
401	03	04	00	Primas por hijos a empleados	111.108	0	0	0	0	0	111.108
401	03	08	00	Primas de profesionalización a empleados	476.523	0	0	0	0	0	476.523
401	03	09	00	Primas por antigüedad a empleados	488.889	0	0	0	0	0	488.889
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	800.000	0	0	0	0	0	800.000
401	03	17	00	Primas de transporte a obreros	844.800	0	0	0	0	0	844.800
401	03	19	00	Primas por hijos de obreros	190.000	0	0	0	0	0	190.000
401	03	21	00	Primas por antigüedad a obreros	372.778	0	0	0	0	0	372.778
401	03	22	00	Primas de profesionalización a obreros	26.800	0	0	0	0	0	26.800
401	03	37	00	Primas de transporte al personal contratado	4.008.960	0	0	0	0	0	4.008.960
401	03	39	00	Primas por hijos al personal contratado	450.000	0	0	0	0	0	450.000
401	03	40	00	Primas de profesionalización al personal contratado	855.980	0	0	0	0	0	855.980
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	121.920	0	0	0	0	0	121.920
401	03	47	00	Primas al personal de alto nivel y de dirección	2.160.000	0	0	0	0	0	2.160.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	340.324	0	0	0	0	0	340.324
401	04	00	00	Complementos de sueldos y salarios	15.309.875	0	0	0	0	0	15.309.875

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	06	00	Complemento a empleados por comisión de servicios	95.000	0	0	0	0	0	95.000
401	04	08	00	Bono compensatorio de alimentación a empleados	1.603.800	0	0	0	0	0	1.603.800
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	100.000	0	0	0	0	0	100.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	60.000	0	0	0	0	0	60.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.584.000	0	0	0	0	0	1.584.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	9.695.025	0	0	0	0	0	9.695.025
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	24.000	0	0	0	0	0	24.000
401	04	44	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por comisión de servicios	90.000	0	0	0	0	0	90.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	19.800	0	0	0	0	0	19.800
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	95.000	0	0	0	0	0	95.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.415.250	0	0	0	0	0	1.415.250
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	528.000	0	0	0	0	0	528.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	17.786.549	0	0	0	0	0	17.786.549
401	05	01	00	Aguinaldos a empleados	2.984.764	0	0	0	0	0	2.984.764
401	05	03	00	Bono vacacional a empleados	734.714	0	0	0	0	0	734.714
401	05	04	00	Aguinaldos a obreros	1.622.400	0	0	0	0	0	1.622.400
401	05	06	00	Bono vacacional a obreros	505.653	0	0	0	0	0	505.653
401	05	07	00	Aguinaldos al personal contratado	6.559.266	0	0	0	0	0	6.559.266
401	05	08	00	Bono vacacional al personal contratado	1.563.614	0	0	0	0	0	1.563.614
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	46.933	0	0	0	0	0	46.933
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	25.000	0	0	0	0	0	25.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.529.010	0	0	0	0	0	2.529.010
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.215.195	0	0	0	0	0	1.215.195
401	06	00	00	Aportes patronales y legales	6.214.228	0	0	0	0	0	6.214.228
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	595.116	0	0	0	0	0	595.116
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	198.372	0	0	0	0	0	198.372
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	132.248	0	0	0	0	0	132.248
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	132.248	0	0	0	0	0	132.248
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	409.579	0	0	0	0	0	409.579
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	136.526	0	0	0	0	0	136.526

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	91.018	0	0	0	0	0	91.018
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	91.018	0	0	0	0	0	91.018
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.224.530	0	0	0	0	0	2.224.530
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	381.208	0	0	0	0	0	381.208
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	15.207	0	0	0	0	0	15.207
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	5.000	0	0	0	0	0	5.000
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	4.500	0	0	0	0	0	4.500
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	30.000	0	0	0	0	0	30.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	828.924	0	0	0	0	0	828.924
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	202.573	0	0	0	0	0	202.573
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	173.798	0	0	0	0	0	173.798
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	204.157	0	0	0	0	0	204.157
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	191.206	0	0	0	0	0	191.206
401	06	95	00	Otros aportes legales por personal contratado	167.000	0	0	0	0	0	167.000
401	07	00	00	Asistencia socio-económica	40.608.106	0	0	0	0	0	40.608.106
401	07	02	00	Becas a empleados	232.596	0	0	0	0	0	232.596
401	07	03	00	Ayudas por matrimonio a empleados	6.750	0	0	0	0	0	6.750
401	07	04	00	Ayudas por nacimiento de hijos a empleados	6.750	0	0	0	0	0	6.750
401	07	05	00	Ayudas por defunción a empleados	5.000	0	0	0	0	0	5.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	150.000	0	0	0	0	0	150.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	991.860	0	0	0	0	0	991.860
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.975.508	0	0	0	0	0	2.975.508
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	398.722	0	0	0	0	0	398.722
401	07	10	00	Dotación de uniformes a empleados	394.700	0	0	0	0	0	394.700
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	390.390	0	0	0	0	0	390.390
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	208.824	0	0	0	0	0	208.824
401	07	18	00	Becas a obreros	351.000	0	0	0	0	0	351.000
401	07	19	00	Ayudas por matrimonio de obreros	6.750	0	0	0	0	0	6.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	20	00	Ayudas por nacimiento de hijos de obreros	11.000	0	0	0	0	0	11.000
401	07	21	00	Ayudas por defunción a obreros	5.000	0	0	0	0	0	5.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	150.000	0	0	0	0	0	150.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	682.632	0	0	0	0	0	682.632
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	3.222.132	0	0	0	0	0	3.222.132
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	296.324	0	0	0	0	0	296.324
401	07	26	00	Dotación de uniformes a obreros	693.000	0	0	0	0	0	693.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	240.240	0	0	0	0	0	240.240
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	212.745	0	0	0	0	0	212.745
401	07	33	00	Asistencia socio-económica al personal contratado	23.326.853	0	0	0	0	0	23.326.853
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	2.700	0	0	0	0	0	2.700
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	2.700	0	0	0	0	0	2.700
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	150.000	0	0	0	0	0	150.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	28.000	0	0	0	0	0	28.000
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	65.000	0	0	0	0	0	65.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.700	0	0	0	0	0	2.700
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.700	0	0	0	0	0	2.700
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	150.000	0	0	0	0	0	150.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.485.638	0	0	0	0	0	1.485.638
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.334.692	0	0	0	0	0	3.334.692
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	425.200	0	0	0	0	0	425.200
401	08	00	00	Prestaciones sociales e indemnizaciones	12.402.034	0	0	0	0	0	12.402.034
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.122.499	0	0	0	0	0	2.122.499
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.202.500	0	0	0	0	0	1.202.500
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.791.735	0	0	0	0	0	6.791.735
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	0	50.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.235.300	0	0	0	0	0	2.235.300
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.008.239**	**0**	**0**	**0**	**0**	**0**	**12.008.239**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	1.055.425	0	0	0	0	0	1.055.425
402	01	01	00	Alimentos y bebidas para personas	1.049.225	0	0	0	0	0	1.049.225
402	01	99	00	Otros productos alimenticios y agropecuarios	6.200	0	0	0	0	0	6.200
402	02	00	00	Productos de minas, canteras y yacimientos	18.600	0	0	0	0	0	18.600
402	02	05	00	Piedra, arcilla, arena y tierra	18.600	0	0	0	0	0	18.600
402	03	00	00	Textiles y vestuarios	1.139.125	0	0	0	0	0	1.139.125
402	03	01	00	Textiles	32.170	0	0	0	0	0	32.170
402	03	02	00	Prendas de vestir	911.960	0	0	0	0	0	911.960
402	03	03	00	Calzados	182.400	0	0	0	0	0	182.400
402	03	99	00	Otros productos textiles y vestuarios	12.595	0	0	0	0	0	12.595
402	04	00	00	Productos de cuero y caucho	1.726.513	0	0	0	0	0	1.726.513
402	04	03	00	Cauchos y tripas para vehículos	1.710.423	0	0	0	0	0	1.710.423
402	04	99	00	Otros productos de cuero y caucho	16.090	0	0	0	0	0	16.090
402	05	00	00	Productos de papel, cartón e impresos	1.369.573	0	0	0	0	0	1.369.573
402	05	01	00	Pulpa de madera, papel y cartón	246.310	0	0	0	0	0	246.310
402	05	02	00	Envases y cajas de papel y cartón	12.486	0	0	0	0	0	12.486
402	05	03	00	Productos de papel y cartón para oficina	940.024	0	0	0	0	0	940.024
402	05	04	00	Libros, revistas y periódicos	16.186	0	0	0	0	0	16.186
402	05	05	00	Material de enseñanza	82.618	0	0	0	0	0	82.618
402	05	06	00	Productos de papel y cartón para computación	9.538	0	0	0	0	0	9.538
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	26.521	0	0	0	0	0	26.521
402	05	99	00	Otros productos de pulpa, papel y cartón	35.890	0	0	0	0	0	35.890
402	06	00	00	Productos químicos y derivados	1.193.266	0	0	0	0	0	1.193.266
402	06	01	00	Sustancias químicas y de uso industrial	1.860	0	0	0	0	0	1.860
402	06	03	00	Tintas, pinturas y colorantes	495.750	0	0	0	0	0	495.750
402	06	04	00	Productos farmacéuticos y medicamentos	38.514	0	0	0	0	0	38.514
402	06	05	00	Productos de tocador	15.417	0	0	0	0	0	15.417
402	06	06	00	Combustibles y lubricantes	175.300	0	0	0	0	0	175.300
402	06	08	00	Productos plásticos	454.025	0	0	0	0	0	454.025
402	06	99	00	Otros productos de la industria química y conexos	12.400	0	0	0	0	0	12.400
402	07	00	00	Productos minerales no metálicos	39.290	0	0	0	0	0	39.290

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	01	00	Productos de barro, loza y porcelana	455	0	0	0	0	0	455
402	07	02	00	Vidrios y productos de vidrio	4.615	0	0	0	0	0	4.615
402	07	04	00	Cemento, cal y yeso	31.000	0	0	0	0	0	31.000
402	07	99	00	Otros productos minerales no metálicos	3.220	0	0	0	0	0	3.220
402	08	00	00	Productos metálicos	1.849.243	0	0	0	0	0	1.849.243
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	490.383	0	0	0	0	0	490.383
402	08	08	00	Material de educación	150	0	0	0	0	0	150
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.033.525	0	0	0	0	0	1.033.525
402	08	10	00	Repuestos y accesorios para otros equipos	302.140	0	0	0	0	0	302.140
402	08	99	00	Otros productos metálicos	23.045	0	0	0	0	0	23.045
402	09	00	00	Productos de madera	24.900	0	0	0	0	0	24.900
402	09	01	00	Productos primarios de madera	9.300	0	0	0	0	0	9.300
402	09	02	00	Muebles y accesorios de madera para edificaciones	15.600	0	0	0	0	0	15.600
402	10	00	00	Productos varios y útiles diversos	3.477.304	0	0	0	0	0	3.477.304
402	10	01	00	Artículos de deporte, recreación y juguetes	84.487	0	0	0	0	0	84.487
402	10	02	00	Materiales y útiles de limpieza y aseo	443.499	0	0	0	0	0	443.499
402	10	03	00	Utensilios de cocina y comedor	4.433	0	0	0	0	0	4.433
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	311.752	0	0	0	0	0	311.752
402	10	06	00	Condecoraciones, ofrendas y similares	181.300	0	0	0	0	0	181.300
402	10	07	00	Productos de seguridad en el trabajo	546.478	0	0	0	0	0	546.478
402	10	08	00	Materiales para equipos de computación	1.437.398	0	0	0	0	0	1.437.398
402	10	09	00	Especies timbradas y valores	2.768	0	0	0	0	0	2.768
402	10	11	00	Materiales eléctricos	222.198	0	0	0	0	0	222.198
402	10	12	00	Materiales para instalaciones sanitarias	204.428	0	0	0	0	0	204.428
402	10	13	00	Materiales fotográficos	9.363	0	0	0	0	0	9.363
402	10	99	00	Otros productos y útiles diversos	29.200	0	0	0	0	0	29.200
402	99	00	00	Otros materiales y suministros	115.000	0	0	0	0	0	115.000
402	99	01	00	Otros materiales y suministros	115.000	0	0	0	0	0	115.000
403	**00**	**00**	**00**	**Servicios no personales**	**66.774.023**	**0**	**0**	**0**	**0**	**0**	**66.774.023**
403	01	00	00	Alquileres de inmuebles	270.875	0	0	0	0	0	270.875
403	01	01	00	Alquileres de edificios y locales	44.425	0	0	0	0	0	44.425

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	02	00	Alquileres de instalaciones culturales y recreativas	226.450	0	0	0	0	0	226.450
403	02	00	00	Alquileres de maquinaria y equipos	57.425	0	0	0	0	0	57.425
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	19.350	0	0	0	0	0	19.350
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	9.300	0	0	0	0	0	9.300
403	02	99	00	Alquileres de otras maquinaria y equipos	28.775	0	0	0	0	0	28.775
403	04	00	00	Servicios básicos	4.382.523	0	0	0	0	0	4.382.523
403	04	01	00	Electricidad	934.000	0	0	0	0	0	934.000
403	04	02	00	Gas	10.000	0	0	0	0	0	10.000
403	04	03	00	Agua	136.000	0	0	0	0	0	136.000
403	04	04	00	Teléfonos	1.752.000	0	0	0	0	0	1.752.000
403	04	05	00	Servicio de comunicaciones	1.260.000	0	0	0	0	0	1.260.000
403	04	06	00	Servicio de aseo urbano y domiciliario	180.522	0	0	0	0	0	180.522
403	04	07	00	Servicio de condominio	110.001	0	0	0	0	0	110.001
403	06	00	00	Servicios de transporte y almacenaje	109.480	0	0	0	0	0	109.480
403	06	01	00	Fletes y embalajes	3.100	0	0	0	0	0	3.100
403	06	02	00	Almacenaje	3.100	0	0	0	0	0	3.100
403	06	03	00	Estacionamiento	5.430	0	0	0	0	0	5.430
403	06	04	00	Peaje	2.370	0	0	0	0	0	2.370
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	95.480	0	0	0	0	0	95.480
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.853.052	0	0	0	0	0	8.853.052
403	07	01	00	Publicidad y propaganda	1.579.000	0	0	0	0	0	1.579.000
403	07	02	00	Imprenta y reproducción	1.126.502	0	0	0	0	0	1.126.502
403	07	03	00	Relaciones sociales	5.337.100	0	0	0	0	0	5.337.100
403	07	04	00	Avisos	810.450	0	0	0	0	0	810.450
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.640.782	0	0	0	0	0	3.640.782
403	08	01	00	Primas y gastos de seguros	3.609.657	0	0	0	0	0	3.609.657
403	08	02	00	Comisiones y gastos bancarios	21.125	0	0	0	0	0	21.125
403	08	03	00	Comisiones y gastos de adquisición de seguros	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	2.949.150	0	0	0	0	0	2.949.150
403	09	01	00	Viáticos y pasajes dentro del país	2.670.150	0	0	0	0	0	2.670.150
403	09	02	00	Viáticos y pasajes fuera del país	279.000	0	0	0	0	0	279.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	1.221.510	0	0	0	0	0	1.221.510
403	10	01	00	Servicios jurídicos	3.720	0	0	0	0	0	3.720
403	10	03	00	Servicios de procesamiento de datos	75.000	0	0	0	0	0	75.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	21.700	0	0	0	0	0	21.700
403	10	07	00	Servicios de capacitación y adiestramiento	646.980	0	0	0	0	0	646.980
403	10	09	00	Servicios de lavandería y tintorería	11.160	0	0	0	0	0	11.160
403	10	10	00	Servicios de vigilancia	14.850	0	0	0	0	0	14.850
403	10	11	00	Servicios para la elaboración y suministro de comida	3.100	0	0	0	0	0	3.100
403	10	99	00	Otros servicios profesionales y técnicos	445.000	0	0	0	0	0	445.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.251.958	0	0	0	0	0	6.251.958
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.885.650	0	0	0	0	0	3.885.650
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.223.508	0	0	0	0	0	1.223.508
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	942.800	0	0	0	0	0	942.800
403	12	00	00	Conservación y reparaciones menores de obras	24.773.600	0	0	0	0	0	24.773.600
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	24.273.600	0	0	0	0	0	24.273.600
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	500.000	0	0	0	0	0	500.000
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.400.000	0	0	0	0	0	1.400.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.400.000	0	0	0	0	0	1.400.000
403	18	00	00	Impuestos indirectos	11.867.968	0	0	0	0	0	11.867.968
403	18	01	00	Impuesto al valor agregado	11.862.968	0	0	0	0	0	11.862.968
403	18	99	00	Otros impuestos indirectos	5.000	0	0	0	0	0	5.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	395.700	0	0	0	0	0	395.700
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	395.700	0	0	0	0	0	395.700
403	99	00	00	Otros servicios no personales	595.000	0	0	0	0	0	595.000
403	99	01	00	Otros servicios no personales	595.000	0	0	0	0	0	595.000
404	**00**	**00**	**00**	**Activos reales**	**32.555.146**	**0**	**0**	**0**	**0**	**0**	**32.555.146**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	3.568.500	0	0	0	0	0	3.568.500
404	01	01	00	Repuestos mayores	1.638.000	0	0	0	0	0	1.638.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	619.000	0	0	0	0	0	619.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	800.000	0	0	0	0	0	800.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	4.000	0	0	0	0	0	4.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	45.000	0	0	0	0	0	45.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	140.000	0	0	0	0	0	140.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.930.500	0	0	0	0	0	1.930.500
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	7.000	0	0	0	0	0	7.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.850.000	0	0	0	0	0	1.850.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	3.500	0	0	0	0	0	3.500
404	01	02	05	Reparaciones mayores de equipos científicos, religiosos, de enseñanza y recreación	40.000	0	0	0	0	0	40.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	95.500	0	0	0	0	0	95.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	95.500	0	0	0	0	0	95.500
404	04	00	00	Equipos de transporte, tracción y elevación	15.247.225	0	0	0	0	0	15.247.225
404	04	01	00	Vehículos automotores terrestres	15.246.000	0	0	0	0	0	15.246.000
404	04	99	00	Otros equipos de transporte, tracción y elevación	1.225	0	0	0	0	0	1.225
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.864.480	0	0	0	0	0	2.864.480
404	05	01	00	Equipos de telecomunicaciones	2.860.980	0	0	0	0	0	2.860.980
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	3.500	0	0	0	0	0	3.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	309.317	0	0	0	0	0	309.317
404	07	02	00	Equipos de enseñanza, deporte y recreación	206.692	0	0	0	0	0	206.692
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	100.000	0	0	0	0	0	100.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	2.625	0	0	0	0	0	2.625
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.128.836	0	0	0	0	0	9.128.836
404	09	01	00	Mobiliario y equipos de oficina	1.462.459	0	0	0	0	0	1.462.459
404	09	02	00	Equipos de computación	5.486.517	0	0	0	0	0	5.486.517
404	09	03	00	Mobiliario y equipos de alojamiento	2.178.420	0	0	0	0	0	2.178.420

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.440	0	0	0	0	0	1.440
404	12	00	00	Activos intangibles	1.254.488	0	0	0	0	0	1.254.488
404	12	01	00	Marcas de fábrica y patentes de invención	90.000	0	0	0	0	0	90.000
404	12	04	00	Paquetes y programas de computación	1.162.895	0	0	0	0	0	1.162.895
404	12	99	00	Otros activos intangibles	1.593	0	0	0	0	0	1.593
404	99	00	00	Otros activos reales	86.800	0	0	0	0	0	86.800
404	99	01	00	Otros activos reales	86.800	0	0	0	0	0	86.800
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.211.113.263**	**0**	**0**	**0**	**0**	**0**	**4.211.113.263**
407	01	00	00	Transferencias y donaciones corrientes internas	4.170.529.214	0	0	0	0	0	4.170.529.214
407	01	01	00	Transferencias corrientes internas al sector privado	1.484.560	0	0	0	0	0	1.484.560
407	01	01	01	Pensiones del personal empleado, obrero y militar	145.000	0	0	0	0	0	145.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	470.400	0	0	0	0	0	470.400
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	36.250	0	0	0	0	0	36.250
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	21.750	0	0	0	0	0	21.750
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	198.000	0	0	0	0	0	198.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	117.600	0	0	0	0	0	117.600
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	70.560	0	0	0	0	0	70.560
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	425.000	0	0	0	0	0	425.000
407	01	02	00	Donaciones corrientes internas al sector privado	3.289.248	0	0	0	0	0	3.289.248
407	01	02	01	Donaciones corrientes a personas	3.180.000	0	0	0	0	0	3.180.000
407	01	02	02	Donaciones corrientes a instituciones sin fines de lucro	109.248	0	0	0	0	0	109.248
407	01	03	00	Transferencias corrientes internas al sector público	4.165.755.406	0	0	0	0	0	4.165.755.406
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.833.597.886	0	0	0	0	0	1.833.597.886
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.332.157.520	0	0	0	0	0	2.332.157.520
407	03	00	00	Transferencias y donaciones de capital internas	40.584.049	0	0	0	0	0	40.584.049
407	03	03	00	Transferencias de capital internas al sector público	40.584.049	0	0	0	0	0	40.584.049
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	40.584.049	0	0	0	0	0	40.584.049
411	**00**	**00**	**00**	**Disminución de pasivos**	**518.400**	**0**	**0**	**0**	**0**	**0**	**518.400**
411	11	00	00	Obligaciones de ejercicios anteriores	518.400	0	0	0	0	0	518.400
411	11	04	00	Compromisos pendientes de ejercicios anteriores	518.400	0	0	0	0	0	518.400
				Totales	**4.456.824.015**	**0**	**0**	**0**	**0**	**0**	**4.456.824.015**

44

Ministerio del Poder Popular para el Turismo

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**117.414.463**	**0**	**0**	**0**	**0**	**0**	**117.414.463**
401	01	00	00	Sueldos, salarios y otras retribuciones	19.430.930	0	0	0	0	0	19.430.930
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.001.459	0	0	0	0	0	2.001.459
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	7.111.864	0	0	0	0	0	7.111.864
401	01	18	00	Remuneraciones al personal contratado	9.583.965	0	0	0	0	0	9.583.965
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.662	0	0	0	0	0	25.662
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	707.980	0	0	0	0	0	707.980
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.968.833	0	0	0	0	0	1.968.833
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	783.753	0	0	0	0	0	783.753
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.185.080	0	0	0	0	0	1.185.080
401	03	00	00	Primas	7.561.614	0	0	0	0	0	7.561.614
401	03	01	00	Primas por mérito a empleados	11.369	0	0	0	0	0	11.369
401	03	02	00	Primas de transporte a empleados	282.040	0	0	0	0	0	282.040
401	03	04	00	Primas por hijos a empleados	142.850	0	0	0	0	0	142.850
401	03	08	00	Primas de profesionalización a empleados	202.093	0	0	0	0	0	202.093
401	03	09	00	Primas por antigüedad a empleados	732.354	0	0	0	0	0	732.354
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	235.905	0	0	0	0	0	235.905
401	03	19	00	Primas por hijos de obreros	1.369.700	0	0	0	0	0	1.369.700
401	03	21	00	Primas por antigüedad a obreros	1.431.241	0	0	0	0	0	1.431.241
401	03	22	00	Primas de profesionalización a obreros	122.739	0	0	0	0	0	122.739
401	03	37	00	Primas de transporte al personal contratado	934.400	0	0	0	0	0	934.400
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	66.633	0	0	0	0	0	66.633
401	03	95	00	Otras primas al personal de alto nivel y de dirección	2.030.290	0	0	0	0	0	2.030.290
401	04	00	00	Complementos de sueldos y salarios	25.378.421	0	0	0	0	0	25.378.421
401	04	06	00	Complemento a empleados por comisión de servicios	855.350	0	0	0	0	0	855.350
401	04	08	00	Bono compensatorio de alimentación a empleados	2.541.000	0	0	0	0	0	2.541.000
401	04	09	00	Bono compensatorio de transporte a empleados	95.040	0	0	0	0	0	95.040
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.746.361	0	0	0	0	0	1.746.361
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.212.290	0	0	0	0	0	1.212.290
401	04	17	00	Complemento a obreros por gastos de transporte	986.416	0	0	0	0	0	986.416

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	5.775.000	0	0	0	0	0	5.775.000
401	04	19	00	Bono compensatorio de transporte a obreros	113.960	0	0	0	0	0	113.960
401	04	26	00	Bono compensatorio de alimentación al personal contratado	6.930.000	0	0	0	0	0	6.930.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	48.800	0	0	0	0	0	48.800
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	4.320	0	0	0	0	0	4.320
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	65.200	0	0	0	0	0	65.200
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	121.248	0	0	0	0	0	121.248
401	04	96	00	Otros complementos a empleados	892.098	0	0	0	0	0	892.098
401	04	97	00	Otros complementos a obreros	1.769.587	0	0	0	0	0	1.769.587
401	04	98	00	Otros complementos al personal contratado	2.221.751	0	0	0	0	0	2.221.751
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	22.323.994	0	0	0	0	0	22.323.994
401	05	01	00	Aguinaldos a empleados	2.431.274	0	0	0	0	0	2.431.274
401	05	03	00	Bono vacacional a empleados	656.974	0	0	0	0	0	656.974
401	05	04	00	Aguinaldos a obreros	5.715.390	0	0	0	0	0	5.715.390
401	05	06	00	Bono vacacional a obreros	1.469.815	0	0	0	0	0	1.469.815
401	05	07	00	Aguinaldos al personal contratado	6.023.715	0	0	0	0	0	6.023.715
401	05	08	00	Bono vacacional al personal contratado	908.455	0	0	0	0	0	908.455
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	61.593	0	0	0	0	0	61.593
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	20.531	0	0	0	0	0	20.531
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	4.608.724	0	0	0	0	0	4.608.724
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	427.523	0	0	0	0	0	427.523
401	06	00	00	Aportes patronales y legales	5.002.811	0	0	0	0	0	5.002.811
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	553.145	0	0	0	0	0	553.145
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	162.825	0	0	0	0	0	162.825
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	123.823	0	0	0	0	0	123.823
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	126.771	0	0	0	0	0	126.771
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.106.192	0	0	0	0	0	1.106.192
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	305.859	0	0	0	0	0	305.859
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	215.477	0	0	0	0	0	215.477
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	220.574	0	0	0	0	0	220.574

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.175.257	0	0	0	0	0	1.175.257
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	266.323	0	0	0	0	0	266.323
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	10.539	0	0	0	0	0	10.539
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	4.811	0	0	0	0	0	4.811
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.207	0	0	0	0	0	3.207
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	227.782	0	0	0	0	0	227.782
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	87.239	0	0	0	0	0	87.239
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	71.494	0	0	0	0	0	71.494
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	3.204	0	0	0	0	0	3.204
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	71.966	0	0	0	0	0	71.966
401	06	95	00	Otros aportes legales por personal contratado	266.323	0	0	0	0	0	266.323
401	07	00	00	Asistencia socio-económica	27.650.028	0	0	0	0	0	27.650.028
401	07	01	00	Capacitación y adiestramiento a empleados	37.460	0	0	0	0	0	37.460
401	07	02	00	Becas a empleados	125.127	0	0	0	0	0	125.127
401	07	03	00	Ayudas por matrimonio a empleados	1.500	0	0	0	0	0	1.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	3.125	0	0	0	0	0	3.125
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	618.273	0	0	0	0	0	618.273
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.721.231	0	0	0	0	0	3.721.231
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	242.344	0	0	0	0	0	242.344
401	07	10	00	Dotación de uniformes a empleados	561.000	0	0	0	0	0	561.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	407.792	0	0	0	0	0	407.792
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	100.925	0	0	0	0	0	100.925
401	07	17	00	Capacitación y adiestramiento a obreros	23.355	0	0	0	0	0	23.355
401	07	18	00	Becas a obreros	388.478	0	0	0	0	0	388.478
401	07	19	00	Ayudas por matrimonio de obreros	1.250	0	0	0	0	0	1.250
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.600	0	0	0	0	0	1.600
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.397.734	0	0	0	0	0	1.397.734
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	6.956.008	0	0	0	0	0	6.956.008

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	587.813	0	0	0	0	0	587.813
401	07	26	00	Dotación de uniformes a obreros	1.306.000	0	0	0	0	0	1.306.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	350.955	0	0	0	0	0	350.955
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	437.625	0	0	0	0	0	437.625
401	07	33	00	Asistencia socio-económica al personal contratado	10.032.234	0	0	0	0	0	10.032.234
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	19.242	0	0	0	0	0	19.242
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	328.957	0	0	0	0	0	328.957
401	08	00	00	Prestaciones sociales e indemnizaciones	8.097.832	0	0	0	0	0	8.097.832
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.458.165	0	0	0	0	0	1.458.165
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.133.190	0	0	0	0	0	3.133.190
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.512.264	0	0	0	0	0	2.512.264
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	43.834	0	0	0	0	0	43.834
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	950.379	0	0	0	0	0	950.379
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.410.098**	**0**	**0**	**0**	**0**	**0**	**5.410.098**
402	01	00	00	Productos alimenticios y agropecuarios	1.762.149	0	0	0	0	0	1.762.149
402	01	01	00	Alimentos y bebidas para personas	1.762.149	0	0	0	0	0	1.762.149
402	03	00	00	Textiles y vestuarios	225.009	0	0	0	0	0	225.009
402	03	01	00	Textiles	20.042	0	0	0	0	0	20.042
402	03	02	00	Prendas de vestir	202.449	0	0	0	0	0	202.449
402	03	03	00	Calzados	2.518	0	0	0	0	0	2.518
402	04	00	00	Productos de cuero y caucho	99.254	0	0	0	0	0	99.254
402	04	02	00	Productos de cuero y sucedáneos del cuero	3.047	0	0	0	0	0	3.047
402	04	03	00	Cauchos y tripas para vehículos	96.207	0	0	0	0	0	96.207
402	05	00	00	Productos de papel, cartón e impresos	885.840	0	0	0	0	0	885.840
402	05	01	00	Pulpa de madera, papel y cartón	254.685	0	0	0	0	0	254.685
402	05	02	00	Envases y cajas de papel y cartón	808	0	0	0	0	0	808
402	05	03	00	Productos de papel y cartón para oficina	430.457	0	0	0	0	0	430.457
402	05	04	00	Libros, revistas y periódicos	117.696	0	0	0	0	0	117.696
402	05	05	00	Material de enseñanza	13.330	0	0	0	0	0	13.330
402	05	06	00	Productos de papel y cartón para computación	5.589	0	0	0	0	0	5.589
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	63.275	0	0	0	0	0	63.275

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	317.463	0	0	0	0	0	317.463
402	06	01	00	Sustancias químicas y de uso industrial	2.332	0	0	0	0	0	2.332
402	06	02	00	Abonos, plaguicidas y otros	294	0	0	0	0	0	294
402	06	03	00	Tintas, pinturas y colorantes	94.640	0	0	0	0	0	94.640
402	06	04	00	Productos farmacéuticos y medicamentos	8.457	0	0	0	0	0	8.457
402	06	05	00	Productos de tocador	3.361	0	0	0	0	0	3.361
402	06	06	00	Combustibles y lubricantes	106.320	0	0	0	0	0	106.320
402	06	08	00	Productos plásticos	102.059	0	0	0	0	0	102.059
402	07	00	00	Productos minerales no metálicos	11.672	0	0	0	0	0	11.672
402	07	01	00	Productos de barro, loza y porcelana	2.523	0	0	0	0	0	2.523
402	07	02	00	Vidrios y productos de vidrio	8.471	0	0	0	0	0	8.471
402	07	04	00	Cemento, cal y yeso	678	0	0	0	0	0	678
402	08	00	00	Productos metálicos	517.459	0	0	0	0	0	517.459
402	08	02	00	Productos de metales no ferrosos	25.736	0	0	0	0	0	25.736
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	95.980	0	0	0	0	0	95.980
402	08	04	00	Productos metálicos estructurales	190	0	0	0	0	0	190
402	08	07	00	Material de señalamiento	8.938	0	0	0	0	0	8.938
402	08	09	00	Repuestos y accesorios para equipos de transporte	379.346	0	0	0	0	0	379.346
402	08	10	00	Repuestos y accesorios para otros equipos	7.269	0	0	0	0	0	7.269
402	09	00	00	Productos de madera	565	0	0	0	0	0	565
402	09	01	00	Productos primarios de madera	565	0	0	0	0	0	565
402	10	00	00	Productos varios y útiles diversos	1.530.506	0	0	0	0	0	1.530.506
402	10	01	00	Artículos de deporte, recreación y juguetes	15.885	0	0	0	0	0	15.885
402	10	02	00	Materiales y útiles de limpieza y aseo	157.211	0	0	0	0	0	157.211
402	10	03	00	Utensilios de cocina y comedor	41.225	0	0	0	0	0	41.225
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.672	0	0	0	0	0	1.672
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	212.014	0	0	0	0	0	212.014
402	10	06	00	Condecoraciones, ofrendas y similares	3.657	0	0	0	0	0	3.657
402	10	07	00	Productos de seguridad en el trabajo	52.562	0	0	0	0	0	52.562
402	10	08	00	Materiales para equipos de computación	842.628	0	0	0	0	0	842.628
402	10	11	00	Materiales eléctricos	44.198	0	0	0	0	0	44.198

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	54.424	0	0	0	0	0	54.424
402	10	13	00	Materiales fotográficos	25.285	0	0	0	0	0	25.285
402	10	99	00	Otros productos y útiles diversos	79.745	0	0	0	0	0	79.745
402	99	00	00	Otros materiales y suministros	60.181	0	0	0	0	0	60.181
402	99	01	00	Otros materiales y suministros	60.181	0	0	0	0	0	60.181
403	**00**	**00**	**00**	**Servicios no personales**	**25.391.533**	**0**	**0**	**0**	**0**	**0**	**25.391.533**
403	01	00	00	Alquileres de inmuebles	5.400.635	0	0	0	0	0	5.400.635
403	01	01	00	Alquileres de edificios y locales	5.400.635	0	0	0	0	0	5.400.635
403	02	00	00	Alquileres de maquinaria y equipos	285	0	0	0	0	0	285
403	02	99	00	Alquileres de otras maquinaria y equipos	285	0	0	0	0	0	285
403	04	00	00	Servicios básicos	3.053.812	0	0	0	0	0	3.053.812
403	04	01	00	Electricidad	246.639	0	0	0	0	0	246.639
403	04	03	00	Agua	31.097	0	0	0	0	0	31.097
403	04	04	00	Teléfonos	2.318.876	0	0	0	0	0	2.318.876
403	04	05	00	Servicio de comunicaciones	399.488	0	0	0	0	0	399.488
403	04	06	00	Servicio de aseo urbano y domiciliario	57.712	0	0	0	0	0	57.712
403	06	00	00	Servicios de transporte y almacenaje	55.827	0	0	0	0	0	55.827
403	06	01	00	Fletes y embalajes	52.584	0	0	0	0	0	52.584
403	06	03	00	Estacionamiento	3.169	0	0	0	0	0	3.169
403	06	04	00	Peaje	74	0	0	0	0	0	74
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.688.176	0	0	0	0	0	2.688.176
403	07	01	00	Publicidad y propaganda	855.906	0	0	0	0	0	855.906
403	07	02	00	Imprenta y reproducción	166.111	0	0	0	0	0	166.111
403	07	03	00	Relaciones sociales	1.628.367	0	0	0	0	0	1.628.367
403	07	04	00	Avisos	37.792	0	0	0	0	0	37.792
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.013.071	0	0	0	0	0	1.013.071
403	08	01	00	Primas y gastos de seguros	1.013.071	0	0	0	0	0	1.013.071
403	09	00	00	Viáticos y pasajes	2.860.133	0	0	0	0	0	2.860.133
403	09	01	00	Viáticos y pasajes dentro del país	2.508.486	0	0	0	0	0	2.508.486
403	09	02	00	Viáticos y pasajes fuera del país	351.647	0	0	0	0	0	351.647
403	10	00	00	Servicios profesionales y técnicos	1.727.256	0	0	0	0	0	1.727.256

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	312.429	0	0	0	0	0	312.429
403	10	09	00	Servicios de lavandería y tintorería	513	0	0	0	0	0	513
403	10	99	00	Otros servicios profesionales y técnicos	1.414.314	0	0	0	0	0	1.414.314
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.310.094	0	0	0	0	0	1.310.094
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	482.531	0	0	0	0	0	482.531
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	980	0	0	0	0	0	980
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	527.595	0	0	0	0	0	527.595
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	298.988	0	0	0	0	0	298.988
403	12	00	00	Conservación y reparaciones menores de obras	168.114	0	0	0	0	0	168.114
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	168.114	0	0	0	0	0	168.114
403	15	00	00	Servicios fiscales	101.797	0	0	0	0	0	101.797
403	15	02	00	Tasas y otros derechos obligatorios	101.797	0	0	0	0	0	101.797
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.550.072	0	0	0	0	0	4.550.072
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.550.072	0	0	0	0	0	4.550.072
403	18	00	00	Impuestos indirectos	2.195.609	0	0	0	0	0	2.195.609
403	18	01	00	Impuesto al valor agregado	2.195.609	0	0	0	0	0	2.195.609
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	95.277	0	0	0	0	0	95.277
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	95.277	0	0	0	0	0	95.277
403	99	00	00	Otros servicios no personales	171.375	0	0	0	0	0	171.375
403	99	01	00	Otros servicios no personales	171.375	0	0	0	0	0	171.375
404	**00**	**00**	**00**	**Activos reales**	**461.989**	**0**	**0**	**0**	**0**	**0**	**461.989**
404	01	00	00	Repuestos y reparaciones mayores	5.900	0	0	0	0	0	5.900
404	01	01	00	Repuestos mayores	5.900	0	0	0	0	0	5.900
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	5.900	0	0	0	0	0	5.900
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	19.650	0	0	0	0	0	19.650
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	19.650	0	0	0	0	0	19.650
404	05	00	00	Equipos de comunicaciones y de señalamiento	14.671	0	0	0	0	0	14.671
404	05	01	00	Equipos de telecomunicaciones	14.671	0	0	0	0	0	14.671
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.248	0	0	0	0	0	1.248
404	07	06	00	Instrumentos musicales y equipos de audio	1.248	0	0	0	0	0	1.248
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	420.520	0	0	0	0	0	420.520

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	78.111	0	0	0	0	0	78.111
404	09	02	00	Equipos de computación	268.068	0	0	0	0	0	268.068
404	09	03	00	Mobiliario y equipos de alojamiento	26.844	0	0	0	0	0	26.844
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	47.497	0	0	0	0	0	47.497
407	**00**	**00**	**00**	**Transferencias y donaciones**	**22.866.245**	**0**	**0**	**0**	**0**	**0**	**22.866.245**
407	01	00	00	Transferencias y donaciones corrientes internas	21.476.423	0	0	0	0	0	21.476.423
407	01	01	00	Transferencias corrientes internas al sector privado	12.858.490	0	0	0	0	0	12.858.490
407	01	01	01	Pensiones del personal empleado, obrero y militar	716.542	0	0	0	0	0	716.542
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.793.025	0	0	0	0	0	2.793.025
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	719.265	0	0	0	0	0	719.265
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	162.053	0	0	0	0	0	162.053
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	412.409	0	0	0	0	0	412.409
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	422.400	0	0	0	0	0	422.400
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.826.843	0	0	0	0	0	2.826.843
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	832.368	0	0	0	0	0	832.368
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	2.271.623	0	0	0	0	0	2.271.623
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	1.701.962	0	0	0	0	0	1.701.962
407	01	02	00	Donaciones corrientes internas al sector privado	1.617.933	0	0	0	0	0	1.617.933
407	01	02	01	Donaciones corrientes a personas	1.617.933	0	0	0	0	0	1.617.933
407	01	03	00	Transferencias corrientes internas al sector público	7.000.000	0	0	0	0	0	7.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	7.000.000	0	0	0	0	0	7.000.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.208.802	0	0	0	0	0	1.208.802
407	02	01	00	Transferencias corrientes al exterior	1.208.802	0	0	0	0	0	1.208.802
407	02	01	04	Transferencias corrientes a organismos internacionales	1.208.802	0	0	0	0	0	1.208.802
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	181.020	0	0	0	0	0	181.020
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	181.020	0	0	0	0	0	181.020
407	12	02	01	Transferencias de Capital a Consejos Comunales	181.020	0	0	0	0	0	181.020
408	**00**	**00**	**00**	**Otros gastos**	**56.618**	**0**	**0**	**0**	**0**	**0**	**56.618**
408	05	00	00	Obligaciones en el ejercicio vigente	56.618	0	0	0	0	0	56.618
408	05	03	00	Indemnizaciones diversas	56.618	0	0	0	0	0	56.618

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.199.054**	**0**	**0**	**0**	**0**	**0**	**2.199.054**
411	11	00	00	Obligaciones de ejercicios anteriores	2.199.054	0	0	0	0	0	2.199.054
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.882.311	0	0	0	0	0	1.882.311
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	316.743	0	0	0	0	0	316.743
				Totales	**173.800.000**	**0**	**0**	**0**	**0**	**0**	**173.800.000**

45

Ministerio del Poder Popular de Petróleo y Minería

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**249.508.922**	**0**	**0**	**0**	**0**	**0**	**249.508.922**
401	01	00	00	Sueldos, salarios y otras retribuciones	38.532.033	0	0	0	0	0	38.532.033
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	28.524.522	0	0	0	0	0	28.524.522
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	153.252	0	0	0	0	0	153.252
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	9.276.387	0	0	0	0	0	9.276.387
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	12.624	0	0	0	0	0	12.624
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	565.248	0	0	0	0	0	565.248
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	22.889.939	0	0	0	0	0	22.889.939
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	16.303.657	0	0	0	0	0	16.303.657
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	98.590	0	0	0	0	0	98.590
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	6.487.692	0	0	0	0	0	6.487.692
401	03	00	00	Primas	23.355.699	0	0	0	0	0	23.355.699
401	03	08	00	Primas de profesionalización a empleados	5.490.985	0	0	0	0	0	5.490.985
401	03	09	00	Primas por antigüedad a empleados	7.364.130	0	0	0	0	0	7.364.130
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	5.045.040	0	0	0	0	0	5.045.040
401	03	21	00	Primas por antigüedad a obreros	2.633.856	0	0	0	0	0	2.633.856
401	03	22	00	Primas de profesionalización a obreros	970.579	0	0	0	0	0	970.579
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	6.323	0	0	0	0	0	6.323
401	03	47	00	Primas al personal de alto nivel y de dirección	305.066	0	0	0	0	0	305.066
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	65.520	0	0	0	0	0	65.520
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.474.200	0	0	0	0	0	1.474.200
401	04	00	00	Complementos de sueldos y salarios	24.283.406	0	0	0	0	0	24.283.406
401	04	06	00	Complemento a empleados por comisión de servicios	146.309	0	0	0	0	0	146.309
401	04	08	00	Bono compensatorio de alimentación a empleados	17.400.988	0	0	0	0	0	17.400.988
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	190.829	0	0	0	0	0	190.829
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	248.022	0	0	0	0	0	248.022
401	04	17	00	Complemento a obreros por gastos de transporte	91.772	0	0	0	0	0	91.772
401	04	18	00	Bono compensatorio de alimentación a obreros	5.765.760	0	0	0	0	0	5.765.760
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	8.354	0	0	0	0	0	8.354
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	384.284	0	0	0	0	0	384.284

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	47.088	0	0	0	0	0	47.088
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	30.396.284	0	0	0	0	0	30.396.284
401	05	03	00	Bono vacacional a empleados	22.473.220	0	0	0	0	0	22.473.220
401	05	06	00	Bono vacacional a obreros	7.001.926	0	0	0	0	0	7.001.926
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	19.738	0	0	0	0	0	19.738
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	901.400	0	0	0	0	0	901.400
401	06	00	00	Aportes patronales y legales	12.504.328	0	0	0	0	0	12.504.328
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.094.365	0	0	0	0	0	5.094.365
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.126.350	0	0	0	0	0	2.126.350
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	962.294	0	0	0	0	0	962.294
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.132.105	0	0	0	0	0	1.132.105
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.609.276	0	0	0	0	0	1.609.276
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	536.426	0	0	0	0	0	536.426
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	303.975	0	0	0	0	0	303.975
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	357.618	0	0	0	0	0	357.618
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	4.475	0	0	0	0	0	4.475
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	1.868	0	0	0	0	0	1.868
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	995	0	0	0	0	0	995
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	204.366	0	0	0	0	0	204.366
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	85.308	0	0	0	0	0	85.308
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	45.429	0	0	0	0	0	45.429
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	846	0	0	0	0	0	846
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	38.632	0	0	0	0	0	38.632
401	07	00	00	Asistencia socio-económica	63.315.186	0	0	0	0	0	63.315.186
401	07	01	00	Capacitación y adiestramiento a empleados	143.420	0	0	0	0	0	143.420
401	07	02	00	Becas a empleados	7.878.780	0	0	0	0	0	7.878.780
401	07	03	00	Ayudas por matrimonio a empleados	120.120	0	0	0	0	0	120.120
401	07	04	00	Ayudas por nacimiento de hijos a empleados	103.740	0	0	0	0	0	103.740
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	33.823.560	0	0	0	0	0	33.823.560

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.027.640	0	0	0	0	0	3.027.640
401	07	17	00	Capacitación y adiestramiento a obreros	46.383	0	0	0	0	0	46.383
401	07	18	00	Becas a obreros	3.619.980	0	0	0	0	0	3.619.980
401	07	19	00	Ayudas por matrimonio de obreros	83.720	0	0	0	0	0	83.720
401	07	20	00	Ayudas por nacimiento de hijos de obreros	94.640	0	0	0	0	0	94.640
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.689.952	0	0	0	0	0	10.689.952
401	07	26	00	Dotación de uniformes a obreros	820.200	0	0	0	0	0	820.200
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.046.850	0	0	0	0	0	1.046.850
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	1.820	0	0	0	0	0	1.820
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	1.820	0	0	0	0	0	1.820
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	29.897	0	0	0	0	0	29.897
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	12.740	0	0	0	0	0	12.740
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	12.740	0	0	0	0	0	12.740
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	391.671	0	0	0	0	0	391.671
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.365.513	0	0	0	0	0	1.365.513
401	08	00	00	Prestaciones sociales e indemnizaciones	34.232.047	0	0	0	0	0	34.232.047
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	25.309.155	0	0	0	0	0	25.309.155
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	7.885.512	0	0	0	0	0	7.885.512
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	22.229	0	0	0	0	0	22.229
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.015.151	0	0	0	0	0	1.015.151
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.701.696**	**0**	**0**	**0**	**0**	**0**	**7.701.696**
402	01	00	00	Productos alimenticios y agropecuarios	297.825	0	0	0	0	0	297.825
402	01	01	00	Alimentos y bebidas para personas	295.825	0	0	0	0	0	295.825
402	01	03	00	Productos agrícolas y pecuarios	2.000	0	0	0	0	0	2.000
402	03	00	00	Textiles y vestuarios	902.948	0	0	0	0	0	902.948
402	03	01	00	Textiles	9.348	0	0	0	0	0	9.348
402	03	02	00	Prendas de vestir	810.000	0	0	0	0	0	810.000
402	03	03	00	Calzados	83.600	0	0	0	0	0	83.600
402	04	00	00	Productos de cuero y caucho	385.841	0	0	0	0	0	385.841
402	04	01	00	Cueros y pieles	10.000	0	0	0	0	0	10.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	02	00	Productos de cuero y sucedáneos del cuero	2.000	0	0	0	0	0	2.000
402	04	03	00	Cauchos y tripas para vehículos	373.841	0	0	0	0	0	373.841
402	05	00	00	Productos de papel, cartón e impresos	911.539	0	0	0	0	0	911.539
402	05	01	00	Pulpa de madera, papel y cartón	192.500	0	0	0	0	0	192.500
402	05	02	00	Envases y cajas de papel y cartón	34.000	0	0	0	0	0	34.000
402	05	03	00	Productos de papel y cartón para oficina	530.910	0	0	0	0	0	530.910
402	05	04	00	Libros, revistas y periódicos	80.597	0	0	0	0	0	80.597
402	05	06	00	Productos de papel y cartón para computación	55.532	0	0	0	0	0	55.532
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	18.000	0	0	0	0	0	18.000
402	06	00	00	Productos químicos y derivados	1.026.956	0	0	0	0	0	1.026.956
402	06	01	00	Sustancias químicas y de uso industrial	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	0	50.000
402	06	04	00	Productos farmacéuticos y medicamentos	500.000	0	0	0	0	0	500.000
402	06	06	00	Combustibles y lubricantes	104.371	0	0	0	0	0	104.371
402	06	08	00	Productos plásticos	362.585	0	0	0	0	0	362.585
402	07	00	00	Productos minerales no metálicos	18.855	0	0	0	0	0	18.855
402	07	04	00	Cemento, cal y yeso	18.855	0	0	0	0	0	18.855
402	08	00	00	Productos metálicos	542.789	0	0	0	0	0	542.789
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	103.092	0	0	0	0	0	103.092
402	08	04	00	Productos metálicos estructurales	15.000	0	0	0	0	0	15.000
402	08	07	00	Material de señalamiento	2.400	0	0	0	0	0	2.400
402	08	09	00	Repuestos y accesorios para equipos de transporte	417.797	0	0	0	0	0	417.797
402	08	10	00	Repuestos y accesorios para otros equipos	4.500	0	0	0	0	0	4.500
402	09	00	00	Productos de madera	2.000	0	0	0	0	0	2.000
402	09	01	00	Productos primarios de madera	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	3.546.187	0	0	0	0	0	3.546.187
402	10	01	00	Artículos de deporte, recreación y juguetes	20.000	0	0	0	0	0	20.000
402	10	02	00	Materiales y útiles de limpieza y aseo	150.000	0	0	0	0	0	150.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	60.297	0	0	0	0	0	60.297
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	204.099	0	0	0	0	0	204.099
402	10	07	00	Productos de seguridad en el trabajo	503.181	0	0	0	0	0	503.181

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	2.304.230	0	0	0	0	0	2.304.230
402	10	11	00	Materiales eléctricos	282.380	0	0	0	0	0	282.380
402	10	12	00	Materiales para instalaciones sanitarias	22.000	0	0	0	0	0	22.000
402	99	00	00	Otros materiales y suministros	66.756	0	0	0	0	0	66.756
402	99	01	00	Otros materiales y suministros	66.756	0	0	0	0	0	66.756
403	**00**	**00**	**00**	**Servicios no personales**	**12.797.251**	**0**	**0**	**0**	**0**	**0**	**12.797.251**
403	01	00	00	Alquileres de inmuebles	1.500.000	0	0	0	0	0	1.500.000
403	01	01	00	Alquileres de edificios y locales	1.500.000	0	0	0	0	0	1.500.000
403	03	00	00	Derechos sobre bienes intangibles	5.000	0	0	0	0	0	5.000
403	03	02	00	Derechos de autor	5.000	0	0	0	0	0	5.000
403	04	00	00	Servicios básicos	2.654.700	0	0	0	0	0	2.654.700
403	04	01	00	Electricidad	410.000	0	0	0	0	0	410.000
403	04	03	00	Agua	102.000	0	0	0	0	0	102.000
403	04	04	00	Teléfonos	1.100.000	0	0	0	0	0	1.100.000
403	04	05	00	Servicio de comunicaciones	28.700	0	0	0	0	0	28.700
403	04	06	00	Servicio de aseo urbano y domiciliario	2.000	0	0	0	0	0	2.000
403	04	07	00	Servicio de condominio	1.012.000	0	0	0	0	0	1.012.000
403	06	00	00	Servicios de transporte y almacenaje	121.156	0	0	0	0	0	121.156
403	06	01	00	Fletes y embalajes	22.600	0	0	0	0	0	22.600
403	06	04	00	Peaje	100	0	0	0	0	0	100
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	98.456	0	0	0	0	0	98.456
403	07	00	00	Servicios de información, impresión y relaciones públicas	153.103	0	0	0	0	0	153.103
403	07	01	00	Publicidad y propaganda	1.182	0	0	0	0	0	1.182
403	07	02	00	Imprenta y reproducción	98.081	0	0	0	0	0	98.081
403	07	03	00	Relaciones sociales	1.680	0	0	0	0	0	1.680
403	07	04	00	Avisos	52.160	0	0	0	0	0	52.160
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	104.330	0	0	0	0	0	104.330
403	08	01	00	Primas y gastos de seguros	100.000	0	0	0	0	0	100.000
403	08	02	00	Comisiones y gastos bancarios	3.830	0	0	0	0	0	3.830
403	08	03	00	Comisiones y gastos de adquisición de seguros	500	0	0	0	0	0	500
403	09	00	00	Viáticos y pasajes	2.264.800	0	0	0	0	0	2.264.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	1.419.000	0	0	0	0	0	1.419.000
403	09	02	00	Viáticos y pasajes fuera del país	845.800	0	0	0	0	0	845.800
403	10	00	00	Servicios profesionales y técnicos	2.173.146	0	0	0	0	0	2.173.146
403	10	03	00	Servicios de procesamiento de datos	2.500	0	0	0	0	0	2.500
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	200.000	0	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.421.000	0	0	0	0	0	1.421.000
403	10	09	00	Servicios de lavandería y tintorería	300.000	0	0	0	0	0	300.000
403	10	11	00	Servicios para la elaboración y suministro de comida	110.000	0	0	0	0	0	110.000
403	10	99	00	Otros servicios profesionales y técnicos	139.646	0	0	0	0	0	139.646
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	453.233	0	0	0	0	0	453.233
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	105.000	0	0	0	0	0	105.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	318.233	0	0	0	0	0	318.233
403	12	00	00	Conservación y reparaciones menores de obras	45.000	0	0	0	0	0	45.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	45.000	0	0	0	0	0	45.000
403	15	00	00	Servicios fiscales	3.000	0	0	0	0	0	3.000
403	15	02	00	Tasas y otros derechos obligatorios	3.000	0	0	0	0	0	3.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	20.000	0	0	0	0	0	20.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	2.284.583	0	0	0	0	0	2.284.583
403	18	01	00	Impuesto al valor agregado	2.284.183	0	0	0	0	0	2.284.183
403	18	99	00	Otros impuestos indirectos	400	0	0	0	0	0	400
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	550.000	0	0	0	0	0	550.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	550.000	0	0	0	0	0	550.000
403	99	00	00	Otros servicios no personales	465.200	0	0	0	0	0	465.200
403	99	01	00	Otros servicios no personales	465.200	0	0	0	0	0	465.200
404	**00**	**00**	**00**	**Activos reales**	**1.369.860**	**0**	**0**	**0**	**0**	**0**	**1.369.860**
404	01	00	00	Repuestos y reparaciones mayores	249.400	0	0	0	0	0	249.400
404	01	01	00	Repuestos mayores	147.400	0	0	0	0	0	147.400
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	20.000	0	0	0	0	0	20.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	107.400	0	0	0	0	0	107.400
404	01	02	00	Reparaciones mayores de maquinaria y equipos	102.000	0	0	0	0	0	102.000
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
404	01	02	05	Reparaciones mayores de equipos científicos, religiosos, de enseñanza y recreación	3.000	0	0	0	0	0	3.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	89.000	0	0	0	0	0	89.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	377.980	0	0	0	0	0	377.980
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	377.980	0	0	0	0	0	377.980
404	04	00	00	Equipos de transporte, tracción y elevación	8.000	0	0	0	0	0	8.000
404	04	05	00	Vehículos de tracción no motorizados	8.000	0	0	0	0	0	8.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	213.048	0	0	0	0	0	213.048
404	05	01	00	Equipos de telecomunicaciones	213.048	0	0	0	0	0	213.048
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	0	100.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	421.432	0	0	0	0	0	421.432
404	09	02	00	Equipos de computación	351.000	0	0	0	0	0	351.000
404	09	03	00	Mobiliario y equipos de alojamiento	54.000	0	0	0	0	0	54.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	16.432	0	0	0	0	0	16.432
407	**00**	**00**	**00**	**Transferencias y donaciones**	**136.622.272**	**0**	**0**	**0**	**0**	**0**	**136.622.272**
407	01	00	00	Transferencias y donaciones corrientes internas	136.622.272	0	0	0	0	0	136.622.272
407	01	01	00	Transferencias corrientes internas al sector privado	67.402.978	0	0	0	0	0	67.402.978
407	01	01	01	Pensiones del personal empleado, obrero y militar	9.725.256	0	0	0	0	0	9.725.256
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	26.448.564	0	0	0	0	0	26.448.564
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.175.135	0	0	0	0	0	1.175.135
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.312.305	0	0	0	0	0	7.312.305
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	3.195.868	0	0	0	0	0	3.195.868
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	19.505.850	0	0	0	0	0	19.505.850
407	01	01	75	Subsidios a organismos laborales y gremiales	1.000	0	0	0	0	0	1.000
407	01	01	78	Subsidios científicos al sector privado	39.000	0	0	0	0	0	39.000
407	01	03	00	Transferencias corrientes internas al sector público	69.219.294	0	0	0	0	0	69.219.294
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	69.219.294	0	0	0	0	0	69.219.294

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	**00**	**00**	**00**	**Disminución de pasivos**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
411	11	00	00	Obligaciones de ejercicios anteriores	300.000	0	0	0	0	0	300.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	300.000	0	0	0	0	0	300.000
				Totales	**408.300.001**	**0**	**0**	**0**	**0**	**0**	**408.300.001**

46

Ministerio del Poder Popular para la Cultura

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**226.135.677**	**0**	**0**	**0**	**0**	**0**	**226.135.677**
401	01	00	00	Sueldos, salarios y otras retribuciones	69.301.521	0	0	0	0	0	69.301.521
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.158.419	0	0	0	0	0	3.158.419
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	5.459.171	0	0	0	0	0	5.459.171
401	01	18	00	Remuneraciones al personal contratado	45.038.832	0	0	0	0	0	45.038.832
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	424.793	0	0	0	0	0	424.793
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	5.724.863	0	0	0	0	0	5.724.863
401	01	99	00	Otras retribuciones	9.470.202	0	0	0	0	0	9.470.202
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.779.348	0	0	0	0	0	1.779.348
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.003.340	0	0	0	0	0	1.003.340
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	776.008	0	0	0	0	0	776.008
401	03	00	00	Primas	27.879.359	0	0	0	0	0	27.879.359
401	03	02	00	Primas de transporte a empleados	536.400	0	0	0	0	0	536.400
401	03	04	00	Primas por hijos a empleados	25.200	0	0	0	0	0	25.200
401	03	08	00	Primas de profesionalización a empleados	376.489	0	0	0	0	0	376.489
401	03	09	00	Primas por antigüedad a empleados	497.400	0	0	0	0	0	497.400
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.984.046	0	0	0	0	0	1.984.046
401	03	17	00	Primas de transporte a obreros	1.447.200	0	0	0	0	0	1.447.200
401	03	19	00	Primas por hijos de obreros	399.600	0	0	0	0	0	399.600
401	03	21	00	Primas por antigüedad a obreros	667.200	0	0	0	0	0	667.200
401	03	22	00	Primas de profesionalización a obreros	15.425	0	0	0	0	0	15.425
401	03	37	00	Primas de transporte al personal contratado	6.526.800	0	0	0	0	0	6.526.800
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	27.765	0	0	0	0	0	27.765
401	03	47	00	Primas al personal de alto nivel y de dirección	13.673.034	0	0	0	0	0	13.673.034
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	265.200	0	0	0	0	0	265.200
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.437.600	0	0	0	0	0	1.437.600
401	04	00	00	Complementos de sueldos y salarios	23.988.165	0	0	0	0	0	23.988.165
401	04	06	00	Complemento a empleados por comisión de servicios	82.308	0	0	0	0	0	82.308
401	04	08	00	Bono compensatorio de alimentación a empleados	788.400	0	0	0	0	0	788.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	09	00	Bono compensatorio de transporte a empleados	192.000	0	0	0	0	0	192.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	300.000	0	0	0	0	0	300.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	150.000	0	0	0	0	0	150.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.839.809	0	0	0	0	0	1.839.809
401	04	19	00	Bono compensatorio de transporte a obreros	50.400	0	0	0	0	0	50.400
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	405.000	0	0	0	0	0	405.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	15.084.409	0	0	0	0	0	15.084.409
401	04	27	00	Bono compensatorio de transporte al personal contratado	567.600	0	0	0	0	0	567.600
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	16.200	0	0	0	0	0	16.200
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	18.000	0	0	0	0	0	18.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	3.760.400	0	0	0	0	0	3.760.400
401	04	96	00	Otros complementos a empleados	121.387	0	0	0	0	0	121.387
401	04	97	00	Otros complementos a obreros	44.950	0	0	0	0	0	44.950
401	04	98	00	Otros complementos al personal contratado	567.302	0	0	0	0	0	567.302
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	31.940.569	0	0	0	0	0	31.940.569
401	05	01	00	Aguinaldos a empleados	725.647	0	0	0	0	0	725.647
401	05	03	00	Bono vacacional a empleados	334.533	0	0	0	0	0	334.533
401	05	04	00	Aguinaldos a obreros	1.780.903	0	0	0	0	0	1.780.903
401	05	06	00	Bono vacacional a obreros	1.043.611	0	0	0	0	0	1.043.611
401	05	07	00	Aguinaldos al personal contratado	14.374.664	0	0	0	0	0	14.374.664
401	05	08	00	Bono vacacional al personal contratado	5.591.911	0	0	0	0	0	5.591.911
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	33.057	0	0	0	0	0	33.057
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	13.223	0	0	0	0	0	13.223
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	5.517.374	0	0	0	0	0	5.517.374
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	2.525.646	0	0	0	0	0	2.525.646
401	06	00	00	Aportes patronales y legales	12.956.805	0	0	0	0	0	12.956.805
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	574.671	0	0	0	0	0	574.671
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	165.050	0	0	0	0	0	165.050
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	129.313	0	0	0	0	0	129.313
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	113.884	0	0	0	0	0	113.884

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	789.620	0	0	0	0	0	789.620
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	281.775	0	0	0	0	0	281.775
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	175.471	0	0	0	0	0	175.471
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	188.847	0	0	0	0	0	188.847
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.694.000	0	0	0	0	0	4.694.000
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	913.092	0	0	0	0	0	913.092
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	12.358	0	0	0	0	0	12.358
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.570	0	0	0	0	0	3.570
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.380	0	0	0	0	0	2.380
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.371.017	0	0	0	0	0	2.371.017
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	553.864	0	0	0	0	0	553.864
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	456.700	0	0	0	0	0	456.700
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	2.746	0	0	0	0	0	2.746
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	524.556	0	0	0	0	0	524.556
401	06	95	00	Otros aportes legales por personal contratado	1.003.891	0	0	0	0	0	1.003.891
401	07	00	00	Asistencia socio-económica	41.919.360	0	0	0	0	0	41.919.360
401	07	03	00	Ayudas por matrimonio a empleados	12.000	0	0	0	0	0	12.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	10.000	0	0	0	0	0	10.000
401	07	05	00	Ayudas por defunción a empleados	15.000	0	0	0	0	0	15.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.130.000	0	0	0	0	0	1.130.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	623.308	0	0	0	0	0	623.308
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.160.000	0	0	0	0	0	1.160.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	127.500	0	0	0	0	0	127.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	196.380	0	0	0	0	0	196.380
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	471.600	0	0	0	0	0	471.600
401	07	19	00	Ayudas por matrimonio de obreros	14.000	0	0	0	0	0	14.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	46.494	0	0	0	0	0	46.494
401	07	21	00	Ayudas por defunción a obreros	20.000	0	0	0	0	0	20.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.100.000	0	0	0	0	0	2.100.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	939.250	0	0	0	0	0	939.250
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.570.000	0	0	0	0	0	1.570.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	358.500	0	0	0	0	0	358.500
401	07	26	00	Dotación de uniformes a obreros	1.955.000	0	0	0	0	0	1.955.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	117.804	0	0	0	0	0	117.804
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	177.600	0	0	0	0	0	177.600
401	07	33	00	Asistencia socio-económica al personal contratado	22.358.151	0	0	0	0	0	22.358.151
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	20.000	0	0	0	0	0	20.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	11.901	0	0	0	0	0	11.901
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	10.000	0	0	0	0	0	10.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	62.000	0	0	0	0	0	62.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	152.500	0	0	0	0	0	152.500
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	52.500	0	0	0	0	0	52.500
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	3.370.000	0	0	0	0	0	3.370.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	2.284.122	0	0	0	0	0	2.284.122
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.553.750	0	0	0	0	0	2.553.750
401	08	00	00	Prestaciones sociales e indemnizaciones	16.370.550	0	0	0	0	0	16.370.550
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.759.036	0	0	0	0	0	1.759.036
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.017.481	0	0	0	0	0	1.017.481
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	10.397.085	0	0	0	0	0	10.397.085
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	7.713	0	0	0	0	0	7.713
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.189.235	0	0	0	0	0	3.189.235
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**27.990.371**	**0**	**0**	**0**	**0**	**0**	**27.990.371**
402	01	00	00	Productos alimenticios y agropecuarios	5.336.075	0	0	0	0	0	5.336.075
402	01	01	00	Alimentos y bebidas para personas	5.336.075	0	0	0	0	0	5.336.075
402	02	00	00	Productos de minas, canteras y yacimientos	206.304	0	0	0	0	0	206.304
402	02	03	00	Mineral de hierro	30.000	0	0	0	0	0	30.000
402	02	05	00	Piedra, arcilla, arena y tierra	135.120	0	0	0	0	0	135.120

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	02	99	00	Otros productos de minas, canteras y yacimientos	41.184	0	0	0	0	0	41.184
402	03	00	00	Textiles y vestuarios	1.140.532	0	0	0	0	0	1.140.532
402	03	01	00	Textiles	354.092	0	0	0	0	0	354.092
402	03	02	00	Prendas de vestir	760.000	0	0	0	0	0	760.000
402	03	03	00	Calzados	16.440	0	0	0	0	0	16.440
402	03	99	00	Otros productos textiles y vestuarios	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	1.257.600	0	0	0	0	0	1.257.600
402	04	01	00	Cueros y pieles	10.000	0	0	0	0	0	10.000
402	04	03	00	Cauchos y tripas para vehículos	1.223.600	0	0	0	0	0	1.223.600
402	04	99	00	Otros productos de cuero y caucho	24.000	0	0	0	0	0	24.000
402	05	00	00	Productos de papel, cartón e impresos	2.257.630	0	0	0	0	0	2.257.630
402	05	01	00	Pulpa de madera, papel y cartón	489.998	0	0	0	0	0	489.998
402	05	02	00	Envases y cajas de papel y cartón	320.572	0	0	0	0	0	320.572
402	05	03	00	Productos de papel y cartón para oficina	641.592	0	0	0	0	0	641.592
402	05	04	00	Libros, revistas y periódicos	204.340	0	0	0	0	0	204.340
402	05	05	00	Material de enseñanza	155.000	0	0	0	0	0	155.000
402	05	06	00	Productos de papel y cartón para computación	257.000	0	0	0	0	0	257.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	148.628	0	0	0	0	0	148.628
402	05	99	00	Otros productos de pulpa, papel y cartón	40.500	0	0	0	0	0	40.500
402	06	00	00	Productos químicos y derivados	1.915.264	0	0	0	0	0	1.915.264
402	06	03	00	Tintas, pinturas y colorantes	1.192.675	0	0	0	0	0	1.192.675
402	06	04	00	Productos farmacéuticos y medicamentos	154.220	0	0	0	0	0	154.220
402	06	05	00	Productos de tocador	37.800	0	0	0	0	0	37.800
402	06	06	00	Combustibles y lubricantes	309.712	0	0	0	0	0	309.712
402	06	08	00	Productos plásticos	196.857	0	0	0	0	0	196.857
402	06	99	00	Otros productos de la industria química y conexos	24.000	0	0	0	0	0	24.000
402	07	00	00	Productos minerales no metálicos	172.664	0	0	0	0	0	172.664
402	07	02	00	Vidrios y productos de vidrio	135.504	0	0	0	0	0	135.504
402	07	03	00	Productos de arcilla para construcción	3.432	0	0	0	0	0	3.432
402	07	04	00	Cemento, cal y yeso	33.728	0	0	0	0	0	33.728
402	08	00	00	Productos metálicos	3.775.255	0	0	0	0	0	3.775.255

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	01	00	Productos primarios de hierro y acero	326.512	0	0	0	0	0	326.512
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	506.847	0	0	0	0	0	506.847
402	08	04	00	Productos metálicos estructurales	96.096	0	0	0	0	0	96.096
402	08	08	00	Material de educación	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.117.072	0	0	0	0	0	2.117.072
402	08	10	00	Repuestos y accesorios para otros equipos	705.000	0	0	0	0	0	705.000
402	08	99	00	Otros productos metálicos	13.728	0	0	0	0	0	13.728
402	09	00	00	Productos de madera	417.641	0	0	0	0	0	417.641
402	09	01	00	Productos primarios de madera	326.536	0	0	0	0	0	326.536
402	09	02	00	Muebles y accesorios de madera para edificaciones	49.421	0	0	0	0	0	49.421
402	09	99	00	Otros productos de madera	41.684	0	0	0	0	0	41.684
402	10	00	00	Productos varios y útiles diversos	8.744.682	0	0	0	0	0	8.744.682
402	10	01	00	Artículos de deporte, recreación y juguetes	79.710	0	0	0	0	0	79.710
402	10	02	00	Materiales y útiles de limpieza y aseo	388.456	0	0	0	0	0	388.456
402	10	03	00	Utensilios de cocina y comedor	125.109	0	0	0	0	0	125.109
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	12.746	0	0	0	0	0	12.746
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	892.412	0	0	0	0	0	892.412
402	10	06	00	Condecoraciones, ofrendas y similares	136.310	0	0	0	0	0	136.310
402	10	07	00	Productos de seguridad en el trabajo	225.026	0	0	0	0	0	225.026
402	10	08	00	Materiales para equipos de computación	4.103.096	0	0	0	0	0	4.103.096
402	10	11	00	Materiales eléctricos	1.300.576	0	0	0	0	0	1.300.576
402	10	12	00	Materiales para instalaciones sanitarias	407.104	0	0	0	0	0	407.104
402	10	13	00	Materiales fotográficos	126.000	0	0	0	0	0	126.000
402	10	99	00	Otros productos y útiles diversos	948.137	0	0	0	0	0	948.137
402	99	00	00	Otros materiales y suministros	2.766.724	0	0	0	0	0	2.766.724
402	99	01	00	Otros materiales y suministros	2.766.724	0	0	0	0	0	2.766.724
403	**00**	**00**	**00**	**Servicios no personales**	**102.237.694**	**0**	**0**	**0**	**0**	**0**	**102.237.694**
403	01	00	00	Alquileres de inmuebles	3.055.000	0	0	0	0	0	3.055.000
403	01	01	00	Alquileres de edificios y locales	3.030.000	0	0	0	0	0	3.030.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	25.000	0	0	0	0	0	25.000
403	02	00	00	Alquileres de maquinaria y equipos	267.280	0	0	0	0	0	267.280

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	162.280	0	0	0	0	0	162.280
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	5.000	0	0	0	0	0	5.000
403	02	99	00	Alquileres de otras maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	03	00	00	Derechos sobre bienes intangibles	95.800	0	0	0	0	0	95.800
403	03	03	00	Paquetes y programas de computación	95.800	0	0	0	0	0	95.800
403	04	00	00	Servicios básicos	4.727.781	0	0	0	0	0	4.727.781
403	04	01	00	Electricidad	246.003	0	0	0	0	0	246.003
403	04	02	00	Gas	31.000	0	0	0	0	0	31.000
403	04	03	00	Agua	182.500	0	0	0	0	0	182.500
403	04	04	00	Teléfonos	3.529.500	0	0	0	0	0	3.529.500
403	04	05	00	Servicio de comunicaciones	471.000	0	0	0	0	0	471.000
403	04	06	00	Servicio de aseo urbano y domiciliario	252.778	0	0	0	0	0	252.778
403	04	07	00	Servicio de condominio	15.000	0	0	0	0	0	15.000
403	06	00	00	Servicios de transporte y almacenaje	1.605.320	0	0	0	0	0	1.605.320
403	06	01	00	Fletes y embalajes	1.594.920	0	0	0	0	0	1.594.920
403	06	03	00	Estacionamiento	10.100	0	0	0	0	0	10.100
403	06	04	00	Peaje	150	0	0	0	0	0	150
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	150	0	0	0	0	0	150
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.179.912	0	0	0	0	0	20.179.912
403	07	01	00	Publicidad y propaganda	2.055.150	0	0	0	0	0	2.055.150
403	07	02	00	Imprenta y reproducción	9.156.103	0	0	0	0	0	9.156.103
403	07	03	00	Relaciones sociales	8.463.634	0	0	0	0	0	8.463.634
403	07	04	00	Avisos	505.025	0	0	0	0	0	505.025
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.563.651	0	0	0	0	0	2.563.651
403	08	01	00	Primas y gastos de seguros	2.490.651	0	0	0	0	0	2.490.651
403	08	02	00	Comisiones y gastos bancarios	60.000	0	0	0	0	0	60.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	13.000	0	0	0	0	0	13.000
403	09	00	00	Viáticos y pasajes	14.924.842	0	0	0	0	0	14.924.842
403	09	01	00	Viáticos y pasajes dentro del país	6.098.045	0	0	0	0	0	6.098.045
403	09	02	00	Viáticos y pasajes fuera del país	8.606.797	0	0	0	0	0	8.606.797
403	09	03	00	Asignación por kilómetros recorridos	220.000	0	0	0	0	0	220.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	9.490.220	0	0	0	0	0	9.490.220
403	10	03	00	Servicios de procesamiento de datos	50.000	0	0	0	0	0	50.000
403	10	07	00	Servicios de capacitación y adiestramiento	425.000	0	0	0	0	0	425.000
403	10	09	00	Servicios de lavandería y tintorería	3.600	0	0	0	0	0	3.600
403	10	10	00	Servicios de vigilancia	4.494.781	0	0	0	0	0	4.494.781
403	10	99	00	Otros servicios profesionales y técnicos	4.516.839	0	0	0	0	0	4.516.839
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.829.433	0	0	0	0	0	2.829.433
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.899.710	0	0	0	0	0	1.899.710
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.000	0	0	0	0	0	1.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	676.500	0	0	0	0	0	676.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	23.600	0	0	0	0	0	23.600
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	228.623	0	0	0	0	0	228.623
403	12	00	00	Conservación y reparaciones menores de obras	8.556.480	0	0	0	0	0	8.556.480
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.556.480	0	0	0	0	0	8.556.480
403	15	00	00	Servicios fiscales	600	0	0	0	0	0	600
403	15	02	00	Tasas y otros derechos obligatorios	600	0	0	0	0	0	600
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.360.000	0	0	0	0	0	1.360.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.360.000	0	0	0	0	0	1.360.000
403	18	00	00	Impuestos indirectos	25.564.752	0	0	0	0	0	25.564.752
403	18	01	00	Impuesto al valor agregado	25.564.752	0	0	0	0	0	25.564.752
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	907.773	0	0	0	0	0	907.773
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	907.773	0	0	0	0	0	907.773
403	99	00	00	Otros servicios no personales	6.108.850	0	0	0	0	0	6.108.850
403	99	01	00	Otros servicios no personales	6.108.850	0	0	0	0	0	6.108.850
404	**00**	**00**	**00**	**Activos reales**	**7.331.872**	**0**	**0**	**0**	**0**	**0**	**7.331.872**
404	01	00	00	Repuestos y reparaciones mayores	122.800	0	0	0	0	0	122.800
404	01	01	00	Repuestos mayores	101.800	0	0	0	0	0	101.800
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	21.000	0	0	0	0	0	21.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	7.200	0	0	0	0	0	7.200
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	23.600	0	0	0	0	0	23.600
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	21.000	0	0	0	0	0	21.000
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000	0	0	0	0	0	1.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	654.400	0	0	0	0	0	654.400
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	114.400	0	0	0	0	0	114.400
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	520.000	0	0	0	0	0	520.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000
404	04	00	00	Equipos de transporte, tracción y elevación	192.000	0	0	0	0	0	192.000
404	04	01	00	Vehículos automotores terrestres	192.000	0	0	0	0	0	192.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.455.000	0	0	0	0	0	2.455.000
404	05	01	00	Equipos de telecomunicaciones	2.455.000	0	0	0	0	0	2.455.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	715.000	0	0	0	0	0	715.000
404	07	01	00	Equipos científicos y de laboratorio	300.000	0	0	0	0	0	300.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	65.000	0	0	0	0	0	65.000
404	07	06	00	Instrumentos musicales y equipos de audio	200.000	0	0	0	0	0	200.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.506.454	0	0	0	0	0	2.506.454
404	09	01	00	Mobiliario y equipos de oficina	732.234	0	0	0	0	0	732.234
404	09	02	00	Equipos de computación	1.359.220	0	0	0	0	0	1.359.220
404	09	03	00	Mobiliario y equipos de alojamiento	365.000	0	0	0	0	0	365.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	12	00	00	Activos intangibles	50.000	0	0	0	0	0	50.000
404	12	02	00	Derechos de autor	50.000	0	0	0	0	0	50.000
404	99	00	00	Otros activos reales	636.218	0	0	0	0	0	636.218
404	99	01	00	Otros activos reales	636.218	0	0	0	0	0	636.218
407	**00**	**00**	**00**	**Transferencias y donaciones**	**972.306.422**	**0**	**0**	**0**	**0**	**0**	**972.306.422**
407	01	00	00	Transferencias y donaciones corrientes internas	972.256.422	0	0	0	0	0	972.256.422
407	01	01	00	Transferencias corrientes internas al sector privado	43.127.821	0	0	0	0	0	43.127.821
407	01	01	01	Pensiones del personal empleado, obrero y militar	2.783.933	0	0	0	0	0	2.783.933

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	12.900.935	0	0	0	0	0	12.900.935
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	927.978	0	0	0	0	0	927.978
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	278.393	0	0	0	0	0	278.393
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.750.000	0	0	0	0	0	1.750.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.993.600	0	0	0	0	0	1.993.600
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	4.300.312	0	0	0	0	0	4.300.312
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.290.094	0	0	0	0	0	1.290.094
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	7.771.176	0	0	0	0	0	7.771.176
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	9.131.400	0	0	0	0	0	9.131.400
407	01	02	00	Donaciones corrientes internas al sector privado	18.530.000	0	0	0	0	0	18.530.000
407	01	02	01	Donaciones corrientes a personas	18.530.000	0	0	0	0	0	18.530.000
407	01	03	00	Transferencias corrientes internas al sector público	910.598.601	0	0	0	0	0	910.598.601
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	902.365.869	0	0	0	0	0	902.365.869
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	8.232.732	0	0	0	0	0	8.232.732
407	02	00	00	Transferencias y donaciones corrientes al exterior	50.000	0	0	0	0	0	50.000
407	02	02	00	Donaciones corrientes al exterior	50.000	0	0	0	0	0	50.000
407	02	02	01	Donaciones corrientes a personas	50.000	0	0	0	0	0	50.000
				Totales	**1.336.002.036**	**0**	**0**	**0**	**0**	**0**	**1.336.002.036**

50

Ministerio del Poder Popular para el Deporte

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**324.199.911**	**0**	**0**	**0**	**0**	**0**	**324.199.911**
401	01	00	00	Sueldos, salarios y otras retribuciones	49.741.348	0	0	0	0	0	49.741.348
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	11.211.366	0	0	0	0	0	11.211.366
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.529.235	0	0	0	0	0	1.529.235
401	01	18	00	Remuneraciones al personal contratado	34.021.422	0	0	0	0	0	34.021.422
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	845.625	0	0	0	0	0	845.625
401	01	99	00	Otras retribuciones	2.108.459	0	0	0	0	0	2.108.459
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.670.901	0	0	0	0	0	3.670.901
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.670.901	0	0	0	0	0	3.670.901
401	03	00	00	Primas	6.583.983	0	0	0	0	0	6.583.983
401	03	02	00	Primas de transporte a empleados	145.440	0	0	0	0	0	145.440
401	03	03	00	Primas por hogar a empleados	145.440	0	0	0	0	0	145.440
401	03	04	00	Primas por hijos a empleados	181.800	0	0	0	0	0	181.800
401	03	08	00	Primas de profesionalización a empleados	2.093.832	0	0	0	0	0	2.093.832
401	03	09	00	Primas por antigüedad a empleados	1.000.000	0	0	0	0	0	1.000.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.948.026	0	0	0	0	0	1.948.026
401	03	19	00	Primas por hijos de obreros	33.840	0	0	0	0	0	33.840
401	03	21	00	Primas por antigüedad a obreros	28.800	0	0	0	0	0	28.800
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	20.877	0	0	0	0	0	20.877
401	03	47	00	Primas al personal de alto nivel y de dirección	695.048	0	0	0	0	0	695.048
401	03	97	00	Otras primas a empleados	290.880	0	0	0	0	0	290.880
401	04	00	00	Complementos de sueldos y salarios	79.230.278	0	0	0	0	0	79.230.278
401	04	06	00	Complemento a empleados por comisión de servicios	859.677	0	0	0	0	0	859.677
401	04	08	00	Bono compensatorio de alimentación a empleados	7.722.864	0	0	0	0	0	7.722.864
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	61.307	0	0	0	0	0	61.307
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	100.000	0	0	0	0	0	100.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.146.960	0	0	0	0	0	1.146.960
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	700.000	0	0	0	0	0	700.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	17.357.328	0	0	0	0	0	17.357.328

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	28	00	Complemento al personal contratado por días feriados	100.000	0	0	0	0	0	100.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	18.709	0	0	0	0	0	18.709
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	19.116	0	0	0	0	0	19.116
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	15.830	0	0	0	0	0	15.830
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	308.170	0	0	0	0	0	308.170
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	841.104	0	0	0	0	0	841.104
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	110.145	0	0	0	0	0	110.145
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	3.789.669	0	0	0	0	0	3.789.669
401	04	96	00	Otros complementos a empleados	13.665.185	0	0	0	0	0	13.665.185
401	04	97	00	Otros complementos a obreros	2.044.883	0	0	0	0	0	2.044.883
401	04	98	00	Otros complementos al personal contratado	30.369.331	0	0	0	0	0	30.369.331
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	33.788.303	0	0	0	0	0	33.788.303
401	05	01	00	Aguinaldos a empleados	8.623.958	0	0	0	0	0	8.623.958
401	05	03	00	Bono vacacional a empleados	4.495.429	0	0	0	0	0	4.495.429
401	05	04	00	Aguinaldos a obreros	1.034.356	0	0	0	0	0	1.034.356
401	05	06	00	Bono vacacionál a obreros	370.469	0	0	0	0	0	370.469
401	05	07	00	Aguinaldos al personal contratado	13.408.006	0	0	0	0	0	13.408.006
401	05	08	00	Bono vacacional al personal contratado	2.617.222	0	0	0	0	0	2.617.222
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	69.102	0	0	0	0	0	69.102
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	35.321	0	0	0	0	0	35.321
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.071.409	0	0	0	0	0	2.071.409
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.063.031	0	0	0	0	0	1.063.031
401	06	00	00	Aportes patronales y legales	9.201.711	0	0	0	0	0	9.201.711
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.660.815	0	0	0	0	0	1.660.815
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	554.223	0	0	0	0	0	554.223
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	369.481	0	0	0	0	0	369.481
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	665.984	0	0	0	0	0	665.984
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	191.876	0	0	0	0	0	191.876
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	65.721	0	0	0	0	0	65.721

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	42.639	0	0	0	0	0	42.639
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	73.808	0	0	0	0	0	73.808
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.978.530	0	0	0	0	0	2.978.530
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	980.149	0	0	0	0	0	980.149
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	11.057	0	0	0	0	0	11.057
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	5.399	0	0	0	0	0	5.399
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	6.091	0	0	0	0	0	6.091
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	470.008	0	0	0	0	0	470.008
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	169.564	0	0	0	0	0	169.564
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	177.829	0	0	0	0	0	177.829
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	3.599	0	0	0	0	0	3.599
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	113.042	0	0	0	0	0	113.042
401	06	95	00	Otros aportes legales por personal contratado	661.896	0	0	0	0	0	661.896
401	07	00	00	Asistencia socio-económica	106.491.319	0	0	0	0	0	106.491.319
401	07	01	00	Capacitación y adiestramiento a empleados	5.000	0	0	0	0	0	5.000
401	07	02	00	Becas a empleados	1.163.400	0	0	0	0	0	1.163.400
401	07	03	00	Ayudas por matrimonio a empleados	8.000	0	0	0	0	0	8.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	8.001	0	0	0	0	0	8.001
401	07	05	00	Ayudas por defunción a empleados	8.001	0	0	0	0	0	8.001
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	8.001	0	0	0	0	0	8.001
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.097.734	0	0	0	0	0	2.097.734
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	28.856.016	0	0	0	0	0	28.856.016
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	707.000	0	0	0	0	0	707.000
401	07	10	00	Dotación de uniformes a empleados	1.212.000	0	0	0	0	0	1.212.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.875.749	0	0	0	0	0	1.875.749
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	808.000	0	0	0	0	0	808.000
401	07	17	00	Capacitación y adiestramiento a obreros	50.000	0	0	0	0	0	50.000
401	07	18	00	Becas a obreros	233.100	0	0	0	0	0	233.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	19	00	Ayudas por matrimonio de obreros	1.800	0	0	0	0	0	1.800
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.800	0	0	0	0	0	1.800
401	07	21	00	Ayudas por defunción a obreros	10.000	0	0	0	0	0	10.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	10.000	0	0	0	0	0	10.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	234.508	0	0	0	0	0	234.508
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	2.821.969	0	0	0	0	0	2.821.969
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	131.600	0	0	0	0	0	131.600
401	07	26	00	Dotación de uniformes a obreros	180.000	0	0	0	0	0	180.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	149.059	0	0	0	0	0	149.059
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	75.200	0	0	0	0	0	75.200
401	07	33	00	Asistencia socio-económica al personal contratado	60.418.816	0	0	0	0	0	60.418.816
401	07	52	00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	500	0	0	0	0	0	500
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	21.854	0	0	0	0	0	21.854
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	50.583	0	0	0	0	0	50.583
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	624.481	0	0	0	0	0	624.481
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.823.833	0	0	0	0	0	2.823.833
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	5.493	0	0	0	0	0	5.493
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	615.159	0	0	0	0	0	615.159
401	07	96	00	Otras subvenciones a empleados	1.019.916	0	0	0	0	0	1.019.916
401	07	97	00	Otras subvenciones a obreros	252.746	0	0	0	0	0	252.746
401	08	00	00	Prestaciones sociales e indemnizaciones	35.392.068	0	0	0	0	0	35.392.068
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	13.172.085	0	0	0	0	0	13.172.085
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	810.489	0	0	0	0	0	810.489
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	18.565.729	0	0	0	0	0	18.565.729

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	88.319	0	0	0	0	0	88.319
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.755.446	0	0	0	0	0	2.755.446
401	96	00	00	Otros gastos del personal empleado	50.000	0	0	0	0	0	50.000
401	96	01	00	Otros gastos del personal empleado	50.000	0	0	0	0	0	50.000
401	97	00	00	Otros gastos del personal obrero	50.000	0	0	0	0	0	50.000
401	97	01	00	Otros gastos del personal obrero	50.000	0	0	0	0	0	50.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.042.363**	**0**	**0**	**0**	**0**	**0**	**5.042.363**
402	01	00	00	Productos alimenticios y agropecuarios	1.310.000	0	0	0	0	0	1.310.000
402	01	01	00	Alimentos y bebidas para personas	1.310.000	0	0	0	0	0	1.310.000
402	03	00	00	Textiles y vestuarios	70.000	0	0	0	0	0	70.000
402	03	01	00	Textiles	20.000	0	0	0	0	0	20.000
402	03	02	00	Prendas de vestir	30.000	0	0	0	0	0	30.000
402	03	03	00	Calzados	20.000	0	0	0	0	0	20.000
402	04	00	00	Productos de cuero y caucho	200.000	0	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	200.000	0	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	436.000	0	0	0	0	0	436.000
402	05	01	00	Pulpa de madera, papel y cartón	150.000	0	0	0	0	0	150.000
402	05	02	00	Envases y cajas de papel y cartón	50.000	0	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	0	200.000
402	05	04	00	Libros, revistas y periódicos	10.000	0	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.000	0	0	0	0	0	1.000
402	05	99	00	Otros productos de pulpa, papel y cartón	25.000	0	0	0	0	0	25.000
402	06	00	00	Productos químicos y derivados	930.000	0	0	0	0	0	930.000
402	06	03	00	Tintas, pinturas y colorantes	800.000	0	0	0	0	0	800.000
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	0	50.000
402	06	08	00	Productos plásticos	80.000	0	0	0	0	0	80.000
402	08	00	00	Productos metálicos	341.000	0	0	0	0	0	341.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	300.000	0	0	0	0	0	300.000
402	08	07	00	Material de señalamiento	1.000	0	0	0	0	0	1.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	0	20.000
402	08	10	00	Repuestos y accesorios para otros equipos	20.000	0	0	0	0	0	20.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	1.395.363	0	0	0	0	0	1.395.363
402	10	01	00	Artículos de deporte, recreación y juguetes	153.000	0	0	0	0	0	153.000
402	10	02	00	Materiales y útiles de limpieza y aseo	150.000	0	0	0	0	0	150.000
402	10	03	00	Utensilios de cocina y comedor	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	0	150.000
402	10	06	00	Condecoraciones, ofrendas y similares	40.000	0	0	0	0	0	40.000
402	10	07	00	Productos de seguridad en el trabajo	80.000	0	0	0	0	0	80.000
402	10	08	00	Materiales para equipos de computación	550.000	0	0	0	0	0	550.000
402	10	11	00	Materiales eléctricos	10.000	0	0	0	0	0	10.000
402	10	12	00	Materiales para instalaciones sanitarias	62.363	0	0	0	0	0	62.363
402	10	99	00	Otros productos y útiles diversos	180.000	0	0	0	0	0	180.000
402	99	00	00	Otros materiales y suministros	360.000	0	0	0	0	0	360.000
402	99	01	00	Otros materiales y suministros	360.000	0	0	0	0	0	360.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.729.403**	**0**	**0**	**0**	**0**	**0**	**25.729.403**
403	01	00	00	Alquileres de inmuebles	1.000	0	0	0	0	0	1.000
403	01	01	00	Alquileres de edificios y locales	1.000	0	0	0	0	0	1.000
403	02	00	00	Alquileres de maquinaria y equipos	559.011	0	0	0	0	0	559.011
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	559.011	0	0	0	0	0	559.011
403	04	00	00	Servicios básicos	1.757.502	0	0	0	0	0	1.757.502
403	04	04	00	Teléfonos	1.487.502	0	0	0	0	0	1.487.502
403	04	05	00	Servicio de comunicaciones	270.000	0	0	0	0	0	270.000
403	06	00	00	Servicios de transporte y almacenaje	8.205	0	0	0	0	0	8.205
403	06	01	00	Fletes y embalajes	1.500	0	0	0	0	0	1.500
403	06	03	00	Estacionamiento	345	0	0	0	0	0	345
403	06	04	00	Peaje	1.725	0	0	0	0	0	1.725
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	4.635	0	0	0	0	0	4.635
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.361.578	0	0	0	0	0	3.361.578
403	07	01	00	Publicidad y propaganda	1.053.284	0	0	0	0	0	1.053.284
403	07	02	00	Imprenta y reproducción	757.131	0	0	0	0	0	757.131
403	07	03	00	Relaciones sociales	962.945	0	0	0	0	0	962.945
403	07	04	00	Avisos	588.218	0	0	0	0	0	588.218

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	136.000	0	0	0	0	0	136.000
403	08	01	00	Primas y gastos de seguros	135.000	0	0	0	0	0	135.000
403	08	02	00	Comisiones y gastos bancarios	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	2.367.274	0	0	0	0	0	2.367.274
403	09	01	00	Viáticos y pasajes dentro del país	2.056.564	0	0	0	0	0	2.056.564
403	09	02	00	Viáticos y pasajes fuera del país	310.710	0	0	0	0	0	310.710
403	10	00	00	Servicios profesionales y técnicos	3.927.493	0	0	0	0	0	3.927.493
403	10	03	00	Servicios de procesamiento de datos	26.786	0	0	0	0	0	26.786
403	10	07	00	Servicios de capacitación y adiestramiento	708.500	0	0	0	0	0	708.500
403	10	09	00	Servicios de lavandería y tintorería	1.500	0	0	0	0	0	1.500
403	10	11	00	Servicios para la elaboración y suministro de comida	1.186.241	0	0	0	0	0	1.186.241
403	10	99	00	Otros servicios profesionales y técnicos	2.004.466	0	0	0	0	0	2.004.466
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.360.570	0	0	0	0	0	1.360.570
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.150.000	0	0	0	0	0	1.150.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.175	0	0	0	0	0	5.175
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	205.395	0	0	0	0	0	205.395
403	12	00	00	Conservación y reparaciones menores de obras	720.950	0	0	0	0	0	720.950
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	720.950	0	0	0	0	0	720.950
403	15	00	00	Servicios fiscales	3.593	0	0	0	0	0	3.593
403	15	02	00	Tasas y otros derechos obligatorios	3.593	0	0	0	0	0	3.593
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.829.148	0	0	0	0	0	3.829.148
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.829.148	0	0	0	0	0	3.829.148
403	18	00	00	Impuestos indirectos	2.995.281	0	0	0	0	0	2.995.281
403	18	01	00	Impuesto al valor agregado	2.995.281	0	0	0	0	0	2.995.281
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	350.000	0	0	0	0	0	350.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	350.000	0	0	0	0	0	350.000
403	99	00	00	Otros servicios no personales	4.351.798	0	0	0	0	0	4.351.798
403	99	01	00	Otros servicios no personales	4.351.798	0	0	0	0	0	4.351.798
404	**00**	**00**	**00**	**Activos reales**	**1.307.500**	**0**	**0**	**0**	**0**	**0**	**1.307.500**
404	01	00	00	Repuestos y reparaciones mayores	50.000	0	0	0	0	0	50.000
404	01	01	00	Repuestos mayores	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	230.000	0	0	0	0	0	230.000
404	05	01	00	Equipos de telecomunicaciones	230.000	0	0	0	0	0	230.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	110.000	0	0	0	0	0	110.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	70.000	0	0	0	0	0	70.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	40.000	0	0	0	0	0	40.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	892.500	0	0	0	0	0	892.500
404	09	01	00	Mobiliario y equipos de oficina	400.000	0	0	0	0	0	400.000
404	09	02	00	Equipos de computación	342.500	0	0	0	0	0	342.500
404	09	03	00	Mobiliario y equipos de alojamiento	150.000	0	0	0	0	0	150.000
404	99	00	00	Otros activos reales	25.000	0	0	0	0	0	25.000
404	99	01	00	Otros activos reales	25.000	0	0	0	0	0	25.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.064.451.471**	**0**	**0**	**0**	**0**	**0**	**1.064.451.471**
407	01	00	00	Transferencias y donaciones corrientes internas	1.064.451.471	0	0	0	0	0	1.064.451.471
407	01	02	00	Donaciones corrientes internas al sector privado	13.107.090	0	0	0	0	0	13.107.090
407	01	02	01	Donaciones corrientes a personas	13.107.090	0	0	0	0	0	13.107.090
407	01	03	00	Transferencias corrientes internas al sector público	1.051.207.309	0	0	0	0	0	1.051.207.309
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.051.207.309	0	0	0	0	0	1.051.207.309
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	137.072	0	0	0	0	0	137.072
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	44.583	0	0	0	0	0	44.583
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	11.146	0	0	0	0	0	11.146
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	51.343	0	0	0	0	0	51.343
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	30.000	0	0	0	0	0	30.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**3.369.442**	**0**	**0**	**0**	**0**	**0**	**3.369.442**
411	11	00	00	Obligaciones de ejercicios anteriores	3.369.442	0	0	0	0	0	3.369.442
411	11	04	00	Compromisos pendientes de ejercicios anteriores	3.369.442	0	0	0	0	0	3.369.442
				Totales	**1.424.100.090**	**0**	**0**	**0**	**0**	**0**	**1.424.100.090**

52

Ministerio del Poder Popular para los Pueblos Indígenas

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**47.000.000**	**0**	**0**	**0**	**0**	**0**	**47.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	20.224.170	0	0	0	0	0	20.224.170
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.885.996	0	0	0	0	0	3.885.996
401	01	18	00	Remuneraciones al personal contratado	14.021.472	0	0	0	0	0	14.021.472
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	31.968	0	0	0	0	0	31.968
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.284.734	0	0	0	0	0	2.284.734
401	03	00	00	Primas	6.667.628	0	0	0	0	0	6.667.628
401	03	40	00	Primas de profesionalización al personal contratado	1.777.620	0	0	0	0	0	1.777.620
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	50.184	0	0	0	0	0	50.184
401	03	95	00	Otras primas al personal de alto nivel y de dirección	2.307.620	0	0	0	0	0	2.307.620
401	03	96	00	Otras primas al personal contratado	2.532.204	0	0	0	0	0	2.532.204
401	04	00	00	Complementos de sueldos y salarios	4.867.420	0	0	0	0	0	4.867.420
401	04	18	00	Bono compensatorio de alimentación a obreros	1.079.920	0	0	0	0	0	1.079.920
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.116.880	0	0	0	0	0	3.116.880
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	14.400	0	0	0	0	0	14.400
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	571.320	0	0	0	0	0	571.320
401	04	97	00	Otros complementos a obreros	84.900	0	0	0	0	0	84.900
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.906.360	0	0	0	0	0	5.906.360
401	05	04	00	Aguinaldos a obreros	657.098	0	0	0	0	0	657.098
401	05	06	00	Bono vacacional a obreros	138.616	0	0	0	0	0	138.616
401	05	07	00	Aguinaldos al personal contratado	2.860.230	0	0	0	0	0	2.860.230
401	05	08	00	Bono vacacional al personal contratado	896.420	0	0	0	0	0	896.420
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	20.968	0	0	0	0	0	20.968
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	10.252	0	0	0	0	0	10.252
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	928.032	0	0	0	0	0	928.032
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	394.744	0	0	0	0	0	394.744
401	06	00	00	Aportes patronales y legales	1.906.288	0	0	0	0	0	1.906.288
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	230.604	0	0	0	0	0	230.604
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	42.000	0	0	0	0	0	42.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	39.466	0	0	0	0	0	39.466

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	178.568	0	0	0	0	0	178.568
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	50.648	0	0	0	0	0	50.648
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	49.660	0	0	0	0	0	49.660
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	784.740	0	0	0	0	0	784.740
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	121.372	0	0	0	0	0	121.372
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	9.388	0	0	0	0	0	9.388
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	1.640	0	0	0	0	0	1.640
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	174.600	0	0	0	0	0	174.600
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	59.102	0	0	0	0	0	59.102
401	06	95	00	Otros aportes legales por personal contratado	164.500	0	0	0	0	0	164.500
401	07	00	00	Asistencia socio-económica	3.555.876	0	0	0	0	0	3.555.876
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	32.400	0	0	0	0	0	32.400
401	07	10	00	Dotación de uniformes a empleados	68.500	0	0	0	0	0	68.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	35.400	0	0	0	0	0	35.400
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	31.000	0	0	0	0	0	31.000
401	07	17	00	Capacitación y adiestramiento a obreros	3.096	0	0	0	0	0	3.096
401	07	19	00	Ayudas por matrimonio de obreros	12.163	0	0	0	0	0	12.163
401	07	20	00	Ayudas por nacimiento de hijos de obreros	17.000	0	0	0	0	0	17.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	360.000	0	0	0	0	0	360.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	98.000	0	0	0	0	0	98.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	32.000	0	0	0	0	0	32.000
401	07	26	00	Dotación de uniformes a obreros	212.500	0	0	0	0	0	212.500
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	38.000	0	0	0	0	0	38.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	72.000	0	0	0	0	0	72.000
401	07	33	00	Asistencia socio-económica al personal contratado	1.984.780	0	0	0	0	0	1.984.780
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	1.000	0	0	0	0	0	1.000
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	1.000	0	0	0	0	0	1.000
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	44.000	0	0	0	0	0	44.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	14.000	0	0	0	0	0	14.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	8.037	0	0	0	0	0	8.037
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	11.000	0	0	0	0	0	11.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	350.000	0	0	0	0	0	350.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	130.000	0	0	0	0	0	130.000
401	08	00	00	Prestaciones sociales e indemnizaciones	3.872.258	0	0	0	0	0	3.872.258
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	605.032	0	0	0	0	0	605.032
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.550.612	0	0	0	0	0	2.550.612
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	21.740	0	0	0	0	0	21.740
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	694.874	0	0	0	0	0	694.874
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**24.175.470**	**0**	**0**	**0**	**0**	**0**	**24.175.470**
402	01	00	00	Productos alimenticios y agropecuarios	2.512.200	0	0	0	0	0	2.512.200
402	01	01	00	Alimentos y bebidas para personas	2.412.200	0	0	0	0	0	2.412.200
402	01	03	00	Productos agrícolas y pecuarios	100.000	0	0	0	0	0	100.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.040.000	0	0	0	0	0	1.040.000
402	02	05	00	Piedra, arcilla, arena y tierra	1.040.000	0	0	0	0	0	1.040.000
402	03	00	00	Textiles y vestuarios	900.000	0	0	0	0	0	900.000
402	03	01	00	Textiles	150.000	0	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	585.000	0	0	0	0	0	585.000
402	03	03	00	Calzados	165.000	0	0	0	0	0	165.000
402	04	00	00	Productos de cuero y caucho	600.000	0	0	0	0	0	600.000
402	04	03	00	Cauchos y tripas para vehículos	600.000	0	0	0	0	0	600.000
402	05	00	00	Productos de papel, cartón e impresos	3.007.000	0	0	0	0	0	3.007.000
402	05	01	00	Pulpa de madera, papel y cartón	315.000	0	0	0	0	0	315.000
402	05	02	00	Envases y cajas de papel y cartón	510.000	0	0	0	0	0	510.000
402	05	03	00	Productos de papel y cartón para oficina	1.192.000	0	0	0	0	0	1.192.000
402	05	04	00	Libros, revistas y periódicos	290.000	0	0	0	0	0	290.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	680.000	0	0	0	0	0	680.000
402	05	99	00	Otros productos de pulpa, papel y cartón	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	2.805.000	0	0	0	0	0	2.805.000
402	06	02	00	Abonos, plaguicidas y otros	30.000	0	0	0	0	0	30.000
402	06	03	00	Tintas, pinturas y colorantes	685.000	0	0	0	0	0	685.000
402	06	04	00	Productos farmacéuticos y medicamentos	780.000	0	0	0	0	0	780.000
402	06	05	00	Productos de tocador	50.000	0	0	0	0	0	50.000
402	06	06	00	Combustibles y lubricantes	570.000	0	0	0	0	0	570.000
402	06	08	00	Productos plásticos	620.000	0	0	0	0	0	620.000
402	06	09	00	Mezclas explosivas	50.000	0	0	0	0	0	50.000
402	06	99	00	Otros productos de la industria química y conexos	20.000	0	0	0	0	0	20.000
402	07	00	00	Productos minerales no metálicos	1.905.130	0	0	0	0	0	1.905.130
402	07	01	00	Productos de barro, loza y porcelana	200.000	0	0	0	0	0	200.000
402	07	02	00	Vidrios y productos de vidrio	150.000	0	0	0	0	0	150.000
402	07	03	00	Productos de arcilla para construcción	470.000	0	0	0	0	0	470.000
402	07	04	00	Cemento, cal y yeso	890.130	0	0	0	0	0	890.130
402	07	99	00	Otros productos minerales no metálicos	195.000	0	0	0	0	0	195.000
402	08	00	00	Productos metálicos	3.367.000	0	0	0	0	0	3.367.000
402	08	01	00	Productos primarios de hierro y acero	230.000	0	0	0	0	0	230.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.072.000	0	0	0	0	0	2.072.000
402	08	04	00	Productos metálicos estructurales	220.000	0	0	0	0	0	220.000
402	08	07	00	Material de señalamiento	70.000	0	0	0	0	0	70.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	490.000	0	0	0	0	0	490.000
402	08	10	00	Repuestos y accesorios para otros equipos	35.000	0	0	0	0	0	35.000
402	08	99	00	Otros productos metálicos	250.000	0	0	0	0	0	250.000
402	09	00	00	Productos de madera	630.000	0	0	0	0	0	630.000
402	09	01	00	Productos primarios de madera	480.000	0	0	0	0	0	480.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	70.000	0	0	0	0	0	70.000
402	09	99	00	Otros productos de madera	80.000	0	0	0	0	0	80.000
402	10	00	00	Productos varios y útiles diversos	6.022.840	0	0	0	0	0	6.022.840
402	10	01	00	Artículos de deporte, recreación y juguetes	100.000	0	0	0	0	0	100.000
402	10	02	00	Materiales y útiles de limpieza y aseo	510.000	0	0	0	0	0	510.000
402	10	03	00	Utensilios de cocina y comedor	230.000	0	0	0	0	0	230.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	553.840	0	0	0	0	0	553.840
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.283.000	0	0	0	0	0	1.283.000
402	10	06	00	Condecoraciones, ofrendas y similares	60.000	0	0	0	0	0	60.000
402	10	07	00	Productos de seguridad en el trabajo	70.000	0	0	0	0	0	70.000
402	10	08	00	Materiales para equipos de computación	1.023.000	0	0	0	0	0	1.023.000
402	10	11	00	Materiales eléctricos	663.000	0	0	0	0	0	663.000
402	10	12	00	Materiales para instalaciones sanitarias	440.000	0	0	0	0	0	440.000
402	10	99	00	Otros productos y útiles diversos	1.090.000	0	0	0	0	0	1.090.000
402	99	00	00	Otros materiales y suministros	1.386.300	0	0	0	0	0	1.386.300
402	99	01	00	Otros materiales y suministros	1.386.300	0	0	0	0	0	1.386.300
403	**00**	**00**	**00**	**Servicios no personales**	**28.856.731**	**0**	**0**	**0**	**0**	**0**	**28.856.731**
403	01	00	00	Alquileres de inmuebles	300.000	0	0	0	0	0	300.000
403	01	01	00	Alquileres de edificios y locales	300.000	0	0	0	0	0	300.000
403	02	00	00	Alquileres de maquinaria y equipos	1.665.078	0	0	0	0	0	1.665.078
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	350.000	0	0	0	0	0	350.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.135.078	0	0	0	0	0	1.135.078
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
403	02	99	00	Alquileres de otras maquinaria y equipos	80.000	0	0	0	0	0	80.000
403	04	00	00	Servicios básicos	1.080.000	0	0	0	0	0	1.080.000
403	04	01	00	Electricidad	100.000	0	0	0	0	0	100.000
403	04	02	00	Gas	50.000	0	0	0	0	0	50.000
403	04	03	00	Agua	50.000	0	0	0	0	0	50.000
403	04	04	00	Teléfonos	800.000	0	0	0	0	0	800.000
403	04	05	00	Servicio de comunicaciones	50.000	0	0	0	0	0	50.000
403	04	06	00	Servicio de aseo urbano y domiciliario	30.000	0	0	0	0	0	30.000
403	06	00	00	Servicios de transporte y almacenaje	504.440	0	0	0	0	0	504.440
403	06	01	00	Fletes y embalajes	444.440	0	0	0	0	0	444.440
403	06	03	00	Estacionamiento	60.000	0	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.010.000	0	0	0	0	0	2.010.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	530.000	0	0	0	0	0	530.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	1.080.000	0	0	0	0	0	1.080.000
403	07	04	00	Avisos	300.000	0	0	0	0	0	300.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	542.000	0	0	0	0	0	542.000
403	08	01	00	Primas y gastos de seguros	500.000	0	0	0	0	0	500.000
403	08	02	00	Comisiones y gastos bancarios	12.000	0	0	0	0	0	12.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	2.276.900	0	0	0	0	0	2.276.900
403	09	01	00	Viáticos y pasajes dentro del país	1.445.500	0	0	0	0	0	1.445.500
403	09	02	00	Viáticos y pasajes fuera del país	831.400	0	0	0	0	0	831.400
403	10	00	00	Servicios profesionales y técnicos	3.702.809	0	0	0	0	0	3.702.809
403	10	06	00	Servicios de veterinaria	100.000	0	0	0	0	0	100.000
403	10	07	00	Servicios de capacitación y adiestramiento	92.000	0	0	0	0	0	92.000
403	10	09	00	Servicios de lavandería y tintorería	80.000	0	0	0	0	0	80.000
403	10	10	00	Servicios de vigilancia	140.000	0	0	0	0	0	140.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.636.290	0	0	0	0	0	1.636.290
403	10	99	00	Otros servicios profesionales y técnicos	1.654.519	0	0	0	0	0	1.654.519
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.550.000	0	0	0	0	0	1.550.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.550.000	0	0	0	0	0	1.550.000
403	15	00	00	Servicios fiscales	85.000	0	0	0	0	0	85.000
403	15	02	00	Tasas y otros derechos obligatorios	80.000	0	0	0	0	0	80.000
403	15	99	00	Otros servicios fiscales	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	150.000	0	0	0	0	0	150.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	150.000	0	0	0	0	0	150.000
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	100.000	0	0	0	0	0	100.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	13.472.504	0	0	0	0	0	13.472.504
403	18	01	00	Impuesto al valor agregado	13.102.504	0	0	0	0	0	13.102.504
403	18	99	00	Otros impuestos indirectos	370.000	0	0	0	0	0	370.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	450.000	0	0	0	0	0	450.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	450.000	0	0	0	0	0	450.000
403	99	00	00	Otros servicios no personales	968.000	0	0	0	0	0	968.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	968.000	0	0	0	0	0	968.000
404	**00**	**00**	**00**	**Activos reales**	**15.672.808**	**0**	**0**	**0**	**0**	**0**	**15.672.808**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.770.000	0	0	0	0	0	2.770.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	2.530.000	0	0	0	0	0	2.530.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	100.000	0	0	0	0	0	100.000
404	03	06	00	Maquinaria y equipos de energía	140.000	0	0	0	0	0	140.000
404	04	00	00	Equipos de transporte, tracción y elevación	9.430.000	0	0	0	0	0	9.430.000
404	04	01	00	Vehículos automotores terrestres	6.830.000	0	0	0	0	0	6.830.000
404	04	03	00	Equipos marítimos de transporte	500.000	0	0	0	0	0	500.000
404	04	06	00	Equipos auxiliares de transporte	2.100.000	0	0	0	0	0	2.100.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	150.000	0	0	0	0	0	150.000
404	05	01	00	Equipos de telecomunicaciones	150.000	0	0	0	0	0	150.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	60.000	0	0	0	0	0	60.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	30.000	0	0	0	0	0	30.000
404	07	06	00	Instrumentos musicales y equipos de audio	30.000	0	0	0	0	0	30.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.045.808	0	0	0	0	0	2.045.808
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	455.808	0	0	0	0	0	455.808
404	09	03	00	Mobiliario y equipos de alojamiento	1.450.000	0	0	0	0	0	1.450.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	0	40.000
404	10	00	00	Semovientes	100.000	0	0	0	0	0	100.000
404	10	01	00	Semovientes	100.000	0	0	0	0	0	100.000
404	12	00	00	Activos intangibles	17.000	0	0	0	0	0	17.000
404	12	04	00	Paquetes y programas de computación	17.000	0	0	0	0	0	17.000
404	99	00	00	Otros activos reales	1.100.000	0	0	0	0	0	1.100.000
404	99	01	00	Otros activos reales	1.100.000	0	0	0	0	0	1.100.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**89.994.995**	**0**	**0**	**0**	**0**	**0**	**89.994.995**
407	01	00	00	Transferencias y donaciones corrientes internas	72.994.995	0	0	0	0	0	72.994.995
407	01	02	00	Donaciones corrientes internas al sector privado	72.994.995	0	0	0	0	0	72.994.995
407	01	02	01	Donaciones corrientes a personas	72.994.995	0	0	0	0	0	72.994.995
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	17.000.000	0	0	0	0	0	17.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	17.000.000	0	0	0	0	0	17.000.000
407	12	01	02	Donaciones Corrientes a Consejos Comunales	17.000.000	0	0	0	0	0	17.000.000
				Totales	**205.700.004**	**0**	**0**	**0**	**0**	**0**	**205.700.004**

53

Ministerio del Poder Popular para el Comercio

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**168.874.878**	**0**	**0**	**0**	**0**	**0**	**168.874.878**
401	01	00	00	Sueldos, salarios y otras retribuciones	31.820.481	0	0	0	0	0	31.820.481
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.911.895	0	0	0	0	0	6.911.895
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	7.322.849	0	0	0	0	0	7.322.849
401	01	18	00	Remuneraciones al personal contratado	9.493.696	0	0	0	0	0	9.493.696
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	69.000	0	0	0	0	0	69.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.242	0	0	0	0	0	25.242
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	656.643	0	0	0	0	0	656.643
401	01	99	00	Otras retribuciones	7.341.156	0	0	0	0	0	7.341.156
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.033.345	0	0	0	0	0	4.033.345
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.292.077	0	0	0	0	0	2.292.077
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.710.084	0	0	0	0	0	1.710.084
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	15.371	0	0	0	0	0	15.371
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	15.813	0	0	0	0	0	15.813
401	03	00	00	Primas	21.217.912	0	0	0	0	0	21.217.912
401	03	02	00	Primas de transporte a empleados	1.535.080	0	0	0	0	0	1.535.080
401	03	04	00	Primas por hijos a empleados	1.122.990	0	0	0	0	0	1.122.990
401	03	08	00	Primas de profesionalización a empleados	1.839.577	0	0	0	0	0	1.839.577
401	03	09	00	Primas por antigüedad a empleados	3.600.190	0	0	0	0	0	3.600.190
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.016.288	0	0	0	0	0	2.016.288
401	03	17	00	Primas de transporte a obreros	1.703.600	0	0	0	0	0	1.703.600
401	03	19	00	Primas por hijos de obreros	1.824.800	0	0	0	0	0	1.824.800
401	03	21	00	Primas por antigüedad a obreros	1.874.704	0	0	0	0	0	1.874.704
401	03	22	00	Primas de profesionalización a obreros	50.000	0	0	0	0	0	50.000
401	03	37	00	Primas de transporte al personal contratado	1.454.860	0	0	0	0	0	1.454.860
401	03	39	00	Primas por hijos al personal contratado	1.170.800	0	0	0	0	0	1.170.800
401	03	40	00	Primas de profesionalización al personal contratado	1.309.213	0	0	0	0	0	1.309.213
401	03	41	00	Primas por antigüedad al personal contratado	928.310	0	0	0	0	0	928.310
401	03	47	00	Primas al personal de alto nivel y de dirección	507.500	0	0	0	0	0	507.500
401	03	95	00	Otras primas al personal de alto nivel y de dirección	70.000	0	0	0	0	0	70.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	97	00	Otras primas a empleados	90.000	0	0	0	0	0	90.000
401	03	98	00	Otras primas a obreros	120.000	0	0	0	0	0	120.000
401	04	00	00	Complementos de sueldos y salarios	21.753.279	0	0	0	0	0	21.753.279
401	04	05	00	Complemento a empleados por gastos de representación	4.400	0	0	0	0	0	4.400
401	04	06	00	Complemento a empleados por comisión de servicios	100.000	0	0	0	0	0	100.000
401	04	08	00	Bono compensatorio de alimentación a empleados	4.433.890	0	0	0	0	0	4.433.890
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.578.000	0	0	0	0	0	1.578.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.320.000	0	0	0	0	0	1.320.000
401	04	18	00	Bono compensatorio de alimentación a obreros	5.216.409	0	0	0	0	0	5.216.409
401	04	20	00	Complemento a obreros por días feriados	100.000	0	0	0	0	0	100.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	100.000	0	0	0	0	0	100.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.824.080	0	0	0	0	0	4.824.080
401	04	28	00	Complemento al personal contratado por días feriados	50.000	0	0	0	0	0	50.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	250.000	0	0	0	0	0	250.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	583.500	0	0	0	0	0	583.500
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	168.000	0	0	0	0	0	168.000
401	04	96	00	Otros complementos a empleados	925.000	0	0	0	0	0	925.000
401	04	97	00	Otros complementos a obreros	1.030.000	0	0	0	0	0	1.030.000
401	04	98	00	Otros complementos al personal contratado	1.070.000	0	0	0	0	0	1.070.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	27.344.395	0	0	0	0	0	27.344.395
401	05	01	00	Aguinaldos a empleados	5.913.448	0	0	0	0	0	5.913.448
401	05	03	00	Bono vacacional a empleados	3.471.891	0	0	0	0	0	3.471.891
401	05	04	00	Aguinaldos a obreros	6.427.740	0	0	0	0	0	6.427.740
401	05	06	00	Bono vacacional a obreros	3.285.778	0	0	0	0	0	3.285.778
401	05	07	00	Aguinaldos al personal contratado	4.065.839	0	0	0	0	0	4.065.839
401	05	08	00	Bono vacacional al personal contratado	2.099.042	0	0	0	0	0	2.099.042
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.408.228	0	0	0	0	0	1.408.228
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	672.429	0	0	0	0	0	672.429
401	06	00	00	Aportes patronales y legales	11.410.265	0	0	0	0	0	11.410.265
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.195.180	0	0	0	0	0	2.195.180
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	848.162	0	0	0	0	0	848.162

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	606.747	0	0	0	0	0	606.747
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	625.442	0	0	0	0	0	625.442
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.661.000	0	0	0	0	0	1.661.000
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	822.000	0	0	0	0	0	822.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	519.000	0	0	0	0	0	519.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	520.000	0	0	0	0	0	520.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.733.505	0	0	0	0	0	1.733.505
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	475.674	0	0	0	0	0	475.674
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	420.975	0	0	0	0	0	420.975
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	211.792	0	0	0	0	0	211.792
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	140.788	0	0	0	0	0	140.788
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	10.000	0	0	0	0	0	10.000
401	06	95	00	Otros aportes legales por personal contratado	620.000	0	0	0	0	0	620.000
401	07	00	00	Asistencia socio-económica	33.613.100	0	0	0	0	0	33.613.100
401	07	01	00	Capacitación y adiestramiento a empleados	63.000	0	0	0	0	0	63.000
401	07	02	00	Becas a empleados	718.000	0	0	0	0	0	718.000
401	07	03	00	Ayudas por matrimonio a empleados	17.000	0	0	0	0	0	17.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	25.000	0	0	0	0	0	25.000
401	07	05	00	Ayudas por defunción a empleados	4.000	0	0	0	0	0	4.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.297.842	0	0	0	0	0	2.297.842
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	7.181.000	0	0	0	0	0	7.181.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	438.500	0	0	0	0	0	438.500
401	07	10	00	Dotación de uniformes a empleados	306.000	0	0	0	0	0	306.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	148.000	0	0	0	0	0	148.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	339.500	0	0	0	0	0	339.500
401	07	17	00	Capacitación y adiestramiento a obreros	50.000	0	0	0	0	0	50.000
401	07	18	00	Becas a obreros	527.000	0	0	0	0	0	527.000
401	07	19	00	Ayudas por matrimonio de obreros	10.000	0	0	0	0	0	10.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.714.723	0	0	0	0	0	2.714.723
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	7.820.684	0	0	0	0	0	7.820.684
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	436.500	0	0	0	0	0	436.500
401	07	26	00	Dotación de uniformes a obreros	1.296.340	0	0	0	0	0	1.296.340
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	50.000	0	0	0	0	0	50.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	368.300	0	0	0	0	0	368.300
401	07	33	00	Asistencia socio-económica al personal contratado	7.210.478	0	0	0	0	0	7.210.478
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	6.000	0	0	0	0	0	6.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	570.207	0	0	0	0	0	570.207
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	681.026	0	0	0	0	0	681.026
401	07	96	00	Otras subvenciones a empleados	140.000	0	0	0	0	0	140.000
401	07	97	00	Otras subvenciones a obreros	170.000	0	0	0	0	0	170.000
401	08	00	00	Prestaciones sociales e indemnizaciones	17.582.101	0	0	0	0	0	17.582.101
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.246.614	0	0	0	0	0	6.246.614
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	6.016.194	0	0	0	0	0	6.016.194
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.731.933	0	0	0	0	0	3.731.933
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.587.360	0	0	0	0	0	1.587.360
401	96	00	00	Otros gastos del personal empleado	50.000	0	0	0	0	0	50.000
401	96	01	00	Otros gastos del personal empleado	50.000	0	0	0	0	0	50.000
401	97	00	00	Otros gastos del personal obrero	50.000	0	0	0	0	0	50.000
401	97	01	00	Otros gastos del personal obrero	50.000	0	0	0	0	0	50.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.491.056**	**0**	**0**	**0**	**0**	**0**	**3.491.056**
402	01	00	00	Productos alimenticios y agropecuarios	656.330	0	0	0	0	0	656.330
402	01	01	00	Alimentos y bebidas para personas	656.330	0	0	0	0	0	656.330
402	03	00	00	Textiles y vestuarios	70.000	0	0	0	0	0	70.000
402	03	02	00	Prendas de vestir	70.000	0	0	0	0	0	70.000
402	04	00	00	Productos de cuero y caucho	50.000	0	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	476.111	0	0	0	0	0	476.111

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	70.900	0	0	0	0	0	70.900
402	05	02	00	Envases y cajas de papel y cartón	22.000	0	0	0	0	0	22.000
402	05	03	00	Productos de papel y cartón para oficina	200.061	0	0	0	0	0	200.061
402	05	04	00	Libros, revistas y periódicos	14.750	0	0	0	0	0	14.750
402	05	06	00	Productos de papel y cartón para computación	45.800	0	0	0	0	0	45.800
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	111.100	0	0	0	0	0	111.100
402	05	99	00	Otros productos de pulpa, papel y cartón	11.500	0	0	0	0	0	11.500
402	06	00	00	Productos químicos y derivados	1.046.203	0	0	0	0	0	1.046.203
402	06	03	00	Tintas, pinturas y colorantes	811.754	0	0	0	0	0	811.754
402	06	04	00	Productos farmacéuticos y medicamentos	11.000	0	0	0	0	0	11.000
402	06	05	00	Productos de tocador	6.949	0	0	0	0	0	6.949
402	06	06	00	Combustibles y lubricantes	170.000	0	0	0	0	0	170.000
402	06	08	00	Productos plásticos	46.500	0	0	0	0	0	46.500
402	07	00	00	Productos minerales no metálicos	7.000	0	0	0	0	0	7.000
402	07	02	00	Vidrios y productos de vidrio	7.000	0	0	0	0	0	7.000
402	08	00	00	Productos metálicos	134.000	0	0	0	0	0	134.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	28.500	0	0	0	0	0	28.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	50.000	0	0	0	0	0	50.000
402	08	10	00	Repuestos y accesorios para otros equipos	48.500	0	0	0	0	0	48.500
402	08	99	00	Otros productos metálicos	7.000	0	0	0	0	0	7.000
402	10	00	00	Productos varios y útiles diversos	987.972	0	0	0	0	0	987.972
402	10	02	00	Materiales y útiles de limpieza y aseo	140.100	0	0	0	0	0	140.100
402	10	03	00	Utensilios de cocina y comedor	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	116.751	0	0	0	0	0	116.751
402	10	06	00	Condecoraciones, ofrendas y similares	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	582.321	0	0	0	0	0	582.321
402	10	11	00	Materiales eléctricos	101.900	0	0	0	0	0	101.900
402	10	99	00	Otros productos y útiles diversos	16.900	0	0	0	0	0	16.900
402	99	00	00	Otros materiales y suministros	63.440	0	0	0	0	0	63.440
402	99	01	00	Otros materiales y suministros	63.440	0	0	0	0	0	63.440
403	**00**	**00**	**00**	**Servicios no personales**	**15.140.049**	**0**	**0**	**0**	**0**	**0**	**15.140.049**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	00	00	Alquileres de inmuebles	2.722.500	0	0	0	0	0	2.722.500
403	01	01	00	Alquileres de edificios y locales	2.710.000	0	0	0	0	0	2.710.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	12.500	0	0	0	0	0	12.500
403	02	00	00	Alquileres de maquinaria y equipos	280.000	0	0	0	0	0	280.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	7.000	0	0	0	0	0	7.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	105.000	0	0	0	0	0	105.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	168.000	0	0	0	0	0	168.000
403	04	00	00	Servicios básicos	3.337.500	0	0	0	0	0	3.337.500
403	04	01	00	Electricidad	316.000	0	0	0	0	0	316.000
403	04	03	00	Agua	60.000	0	0	0	0	0	60.000
403	04	04	00	Teléfonos	1.213.000	0	0	0	0	0	1.213.000
403	04	05	00	Servicio de comunicaciones	150.000	0	0	0	0	0	150.000
403	04	06	00	Servicio de aseo urbano y domiciliario	38.500	0	0	0	0	0	38.500
403	04	07	00	Servicio de condominio	1.560.000	0	0	0	0	0	1.560.000
403	06	00	00	Servicios de transporte y almacenaje	170.500	0	0	0	0	0	170.500
403	06	01	00	Fletes y embalajes	26.750	0	0	0	0	0	26.750
403	06	02	00	Almacenaje	19.250	0	0	0	0	0	19.250
403	06	03	00	Estacionamiento	108.000	0	0	0	0	0	108.000
403	06	04	00	Peaje	7.000	0	0	0	0	0	7.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	9.500	0	0	0	0	0	9.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	634.000	0	0	0	0	0	634.000
403	07	01	00	Publicidad y propaganda	299.000	0	0	0	0	0	299.000
403	07	02	00	Imprenta y reproducción	285.000	0	0	0	0	0	285.000
403	07	03	00	Relaciones sociales	7.000	0	0	0	0	0	7.000
403	07	04	00	Avisos	43.000	0	0	0	0	0	43.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	899.000	0	0	0	0	0	899.000
403	08	01	00	Primas y gastos de seguros	865.500	0	0	0	0	0	865.500
403	08	02	00	Comisiones y gastos bancarios	33.500	0	0	0	0	0	33.500
403	09	00	00	Viáticos y pasajes	1.794.018	0	0	0	0	0	1.794.018
403	09	01	00	Viáticos y pasajes dentro del país	1.006.500	0	0	0	0	0	1.006.500
403	09	02	00	Viáticos y pasajes fuera del país	787.518	0	0	0	0	0	787.518

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	231.000	0	0	0	0	0	231.000
403	10	03	00	Servicios de procesamiento de datos	8.000	0	0	0	0	0	8.000
403	10	07	00	Servicios de capacitación y adiestramiento	195.000	0	0	0	0	0	195.000
403	10	09	00	Servicios de lavandería y tintorería	3.000	0	0	0	0	0	3.000
403	10	99	00	Otros servicios profesionales y técnicos	25.000	0	0	0	0	0	25.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	479.000	0	0	0	0	0	479.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	387.000	0	0	0	0	0	387.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	12.000	0	0	0	0	0	12.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	60.000	0	0	0	0	0	60.000
403	12	00	00	Conservación y reparaciones menores de obras	7.000	0	0	0	0	0	7.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	7.000	0	0	0	0	0	7.000
403	15	00	00	Servicios fiscales	107.500	0	0	0	0	0	107.500
403	15	02	00	Tasas y otros derechos obligatorios	107.500	0	0	0	0	0	107.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.855.110	0	0	0	0	0	1.855.110
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.855.110	0	0	0	0	0	1.855.110
403	18	00	00	Impuestos indirectos	2.229.921	0	0	0	0	0	2.229.921
403	18	01	00	Impuesto al valor agregado	2.229.921	0	0	0	0	0	2.229.921
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	354.000	0	0	0	0	0	354.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	354.000	0	0	0	0	0	354.000
403	99	00	00	Otros servicios no personales	39.000	0	0	0	0	0	39.000
403	99	01	00	Otros servicios no personales	39.000	0	0	0	0	0	39.000
404	**00**	**00**	**00**	**Activos reales**	**533.607**	**0**	**0**	**0**	**0**	**0**	**533.607**
404	01	00	00	Repuestos y reparaciones mayores	90.000	0	0	0	0	0	90.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	90.000	0	0	0	0	0	90.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	90.000	0	0	0	0	0	90.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	30.000	0	0	0	0	0	30.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	30.000	0	0	0	0	0	30.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	05	01	00	Equipos de telecomunicaciones	20.000	0	0	0	0	0	20.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	44.000	0	0	0	0	0	44.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	6.000	0	0	0	0	0	6.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	343.607	0	0	0	0	0	343.607
404	09	01	00	Mobiliario y equipos de oficina	145.000	0	0	0	0	0	145.000
404	09	02	00	Equipos de computación	158.750	0	0	0	0	0	158.750
404	09	03	00	Mobiliario y equipos de alojamiento	33.000	0	0	0	0	0	33.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	6.857	0	0	0	0	0	6.857
407	**00**	**00**	**00**	**Transferencias y donaciones**	**144.460.448**	**0**	**0**	**0**	**0**	**0**	**144.460.448**
407	01	00	00	Transferencias y donaciones corrientes internas	144.460.448	0	0	0	0	0	144.460.448
407	01	01	00	Transferencias corrientes internas al sector privado	78.737.753	0	0	0	0	0	78.737.753
407	01	01	01	Pensiones del personal empleado, obrero y militar	9.219.084	0	0	0	0	0	9.219.084
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	20.052.690	0	0	0	0	0	20.052.690
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.500.000	0	0	0	0	0	2.500.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	322.794	0	0	0	0	0	322.794
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	5.500.000	0	0	0	0	0	5.500.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	6.500.000	0	0	0	0	0	6.500.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	5.015.157	0	0	0	0	0	5.015.157
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.567.535	0	0	0	0	0	1.567.535
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	10.750.000	0	0	0	0	0	10.750.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	13.300.000	0	0	0	0	0	13.300.000
407	01	01	73	Subsidios a instituciones benéficas privadas	3.695.493	0	0	0	0	0	3.695.493
407	01	01	75	Subsidios a organismos laborales y gremiales	15.000	0	0	0	0	0	15.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	300.000	0	0	0	0	0	300.000
407	01	03	00	Transferencias corrientes internas al sector público	65.722.695	0	0	0	0	0	65.722.695
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	65.722.695	0	0	0	0	0	65.722.695
				Totales	**332.500.038**	**0**	**0**	**0**	**0**	**0**	**332.500.038**

54

Ministerio del Poder Popular para la Salud

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.463.464.137**	**0**	**0**	**1.491.030.002**	**0**	**0**	**9.954.494.139**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.751.388.587	0	0	557.813.882	0	0	3.309.202.469
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.095.611.933	0	0	251.350.272	0	0	1.346.962.205
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	52.979.064	0	0	0	0	0	52.979.064
401	01	03	00	Suplencias a empleados	42.671.106	0	0	0	0	0	42.671.106
401	01	09	00	Remuneraciones al personal en período de disponibilidad	2.848.896	0	0	0	0	0	2.848.896
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	413.810.643	0	0	0	0	0	413.810.643
401	01	11	00	Salarios a obreros en puestos permanentes a tiempo parcial	62.397.855	0	0	0	0	0	62.397.855
401	01	12	00	Salarios a obreros en puestos no permanentes	187.708.983	0	0	0	0	0	187.708.983
401	01	13	00	Suplencias a obreros	55.187.751	0	0	0	0	0	55.187.751
401	01	18	00	Remuneraciones al personal contratado	778.292.047	0	0	306.463.610	0	0	1.084.755.657
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.118.362	0	0	0	0	0	1.118.362
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	146.880	0	0	0	0	0	146.880
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	33.314.544	0	0	0	0	0	33.314.544
401	01	99	00	Otras retribuciones	25.300.523	0	0	0	0	0	25.300.523
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	436.579.974	0	0	0	0	0	436.579.974
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	286.513.843	0	0	0	0	0	286.513.843
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	8.694.474	0	0	0	0	0	8.694.474
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	135.173.315	0	0	0	0	0	135.173.315
401	02	04	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo parcial	5.475.803	0	0	0	0	0	5.475.803
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	722.539	0	0	0	0	0	722.539
401	03	00	00	Primas	690.196.574	0	0	0	0	0	690.196.574
401	03	01	00	Primas por mérito a empleados	1.747.720	0	0	0	0	0	1.747.720
401	03	02	00	Primas de transporte a empleados	9.450.905	0	0	0	0	0	9.450.905
401	03	03	00	Primas por hogar a empleados	36.000	0	0	0	0	0	36.000
401	03	04	00	Primas por hijos a empleados	2.667.926	0	0	0	0	0	2.667.926
401	03	08	00	Primas de profesionalización a empleados	65.784.038	0	0	0	0	0	65.784.038
401	03	09	00	Primas por antigüedad a empleados	18.624.275	0	0	0	0	0	18.624.275
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	21.110.524	0	0	0	0	0	21.110.524
401	03	16	00	Primas por mérito a obreros	3.146.055	0	0	0	0	0	3.146.055

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	17	00	Primas de transporte a obreros	4.909.545	0	0	0	0	0	4.909.545
401	03	18	00	Primas por hogar a obreros	33.000	0	0	0	0	0	33.000
401	03	19	00	Primas por hijos de obreros	2.602.418	0	0	0	0	0	2.602.418
401	03	21	00	Primas por antigüedad a obreros	9.859.950	0	0	0	0	0	9.859.950
401	03	22	00	Primas de profesionalización a obreros	2.650.228	0	0	0	0	0	2.650.228
401	03	37	00	Primas de transporte al personal contratado	45.456	0	0	0	0	0	45.456
401	03	39	00	Primas por hijos al personal contratado	13.840	0	0	0	0	0	13.840
401	03	40	00	Primas de profesionalización al personal contratado	3.077.220	0	0	0	0	0	3.077.220
401	03	41	00	Primas por antigüedad al personal contratado	15.072	0	0	0	0	0	15.072
401	03	47	00	Primas al personal de alto nivel y de dirección	2.311.680	0	0	0	0	0	2.311.680
401	03	95	00	Otras primas al personal de alto nivel y de dirección	353.094	0	0	0	0	0	353.094
401	03	96	00	Otras primas al personal contratado	185.762.684	0	0	0	0	0	185.762.684
401	03	97	00	Otras primas a empleados	241.575.293	0	0	0	0	0	241.575.293
401	03	98	00	Otras primas a obreros	114.419.651	0	0	0	0	0	114.419.651
401	04	00	00	Complementos de sueldos y salarios	2.752.535.151	0	0	57.142.363	0	0	2.809.677.514
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	5.919.589	0	0	0	0	0	5.919.589
401	04	02	00	Complemento a empleados por trabajo nocturno	133.631.617	0	0	0	0	0	133.631.617
401	04	03	00	Complemento a empleados por gastos de alimentación	1.899.587	0	0	0	0	0	1.899.587
401	04	04	00	Complemento a empleados por gastos de transporte	413.197	0	0	0	0	0	413.197
401	04	06	00	Complemento a empleados por comisión de servicios	884.488	0	0	0	0	0	884.488
401	04	08	00	Bono compensatorio de alimentación a empleados	755.348.980	0	0	29.038.500	0	0	784.387.480
401	04	09	00	Bono compensatorio de transporte a empleados	295.889	0	0	0	0	0	295.889
401	04	10	00	Complemento a empleados por días feriados	23.404.243	0	0	0	0	0	23.404.243
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	3.856.417	0	0	0	0	0	3.856.417
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	79.253.903	0	0	0	0	0	79.253.903
401	04	16	00	Complemento a obreros por gastos de alimentación	2.325.815	0	0	0	0	0	2.325.815
401	04	17	00	Complemento a obreros por gastos de transporte	68.498	0	0	0	0	0	68.498
401	04	18	00	Bono compensatorio de alimentación a obreros	618.420.984	0	0	19.248.750	0	0	637.669.734
401	04	19	00	Bono compensatorio de transporte a obreros	400.660	0	0	0	0	0	400.660
401	04	20	00	Complemento a obreros por días feriados	9.146.581	0	0	0	0	0	9.146.581
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.652.970	0	0	0	0	0	2.652.970

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	25	00	Complemento al personal contratado por gastos de alimentación	76.920	0	0	0	0	0	76.920
401	04	26	00	Bono compensatorio de alimentación al personal contratado	893.856.428	0	0	8.855.113	0	0	902.711.541
401	04	27	00	Bono compensatorio de transporte al personal contratado	3.198	0	0	0	0	0	3.198
401	04	28	00	Complemento al personal contratado por días feriados	14.591.697	0	0	0	0	0	14.591.697
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.568.460	0	0	0	0	0	2.568.460
401	04	96	00	Otros complementos a empleados	82.665.714	0	0	0	0	0	82.665.714
401	04	97	00	Otros complementos a obreros	49.674.486	0	0	0	0	0	49.674.486
401	04	98	00	Otros complementos al personal contratado	71.174.830	0	0	0	0	0	71.174.830
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	420.349.838	0	0	863.516.594	0	0	1.283.866.432
401	05	01	00	Aguinaldos a empleados	2.803.173	0	0	372.664.858	0	0	375.468.031
401	05	03	00	Bono vacacional a empleados	133.196.362	0	0	36.028.829	0	0	169.225.191
401	05	04	00	Aguinaldos a obreros	70.510.915	0	0	132.234.527	0	0	202.745.442
401	05	06	00	Bono vacacional a obreros	76.956.176	0	0	15.386.770	0	0	92.342.946
401	05	07	00	Aguinaldos al personal contratado	10.229.149	0	0	255.159.768	0	0	265.388.917
401	05	08	00	Bono vacacional al personal contratado	124.201.599	0	0	50.484.932	0	0	174.686.531
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	788.985	0	0	1.556.910	0	0	2.345.895
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.663.479	0	0	0	0	0	1.663.479
401	06	00	00	Aportes patronales y legales	241.607.517	0	0	2.741.056	0	0	244.348.573
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	53.895.138	0	0	1.214.781	0	0	55.109.919
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	16.516.328	0	0	348.780	0	0	16.865.108
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	11.672.067	0	0	392.499	0	0	12.064.566
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	13.822.473	0	0	392.499	0	0	14.214.972
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	24.089.275	0	0	392.497	0	0	24.481.772
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	756.366	0	0	0	0	0	756.366
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	6.269.123	0	0	0	0	0	6.269.123
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	6.865.296	0	0	0	0	0	6.865.296
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	77.588.451	0	0	0	0	0	77.588.451
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	9.499.812	0	0	0	0	0	9.499.812
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	877.092	0	0	0	0	0	877.092
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	222.570	0	0	0	0	0	222.570

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	166.349	0	0	0	0	0	166.349
401	06	95	00	Otros aportes legales por personal contratado	19.367.177	0	0	0	0	0	19.367.177
401	07	00	00	Asistencia socio-económica	184.130.479	0	0	9.816.107	0	0	193.946.586
401	07	01	00	Capacitación y adiestramiento a empleados	1.239.000	0	0	0	0	0	1.239.000
401	07	02	00	Becas a empleados	4.795.562	0	0	0	0	0	4.795.562
401	07	03	00	Ayudas por matrimonio a empleados	1.547.705	0	0	0	0	0	1.547.705
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.039.491	0	0	0	0	0	1.039.491
401	07	05	00	Ayudas por defunción a empleados	2.244.964	0	0	0	0	0	2.244.964
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	31.632.394	0	0	828.421	0	0	32.460.815
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	12.889.339	0	0	0	0	0	12.889.339
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.195.959	0	0	0	0	0	2.195.959
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.737.624	0	0	0	0	0	3.737.624
401	07	10	00	Dotación de uniformes a empleados	12.404.858	0	0	0	0	0	12.404.858
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	10.009.750	0	0	0	0	0	10.009.750
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.460.881	0	0	0	0	0	3.460.881
401	07	17	00	Capacitación y adiestramiento a obreros	678.000	0	0	0	0	0	678.000
401	07	18	00	Becas a obreros	6.941.195	0	0	0	0	0	6.941.195
401	07	19	00	Ayudas por matrimonio de obreros	791.153	0	0	0	0	0	791.153
401	07	20	00	Ayudas por nacimiento de hijos de obreros	886.970	0	0	0	0	0	886.970
401	07	21	00	Ayudas por defunción a obreros	1.384.021	0	0	0	0	0	1.384.021
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	20.348.779	0	0	143.856	0	0	20.492.635
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.295.674	0	0	0	0	0	6.295.674
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.626.560	0	0	0	0	0	1.626.560
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	3.762.258	0	0	0	0	0	3.762.258
401	07	26	00	Dotación de uniformes a obreros	7.781.341	0	0	0	0	0	7.781.341
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	6.315.384	0	0	0	0	0	6.315.384
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	6.427.978	0	0	0	0	0	6.427.978
401	07	33	00	Asistencia socio-económica al personal contratado	7.862.808	0	0	0	0	0	7.862.808
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	36.000	0	0	0	0	0	36.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al	418.023	0	0	0	0	0	418.023

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				personal de alto nivel y de dirección							
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	589.435	0	0	0	0	0	589.435
401	07	96	00	Otras subvenciones a empleados	12.944.844	0	0	5.218.830	0	0	18.163.674
401	07	97	00	Otras subvenciones a obreros	11.842.529	0	0	3.625.000	0	0	15.467.529
401	08	00	00	Prestaciones sociales e indemnizaciones	973.534.635	0	0	0	0	0	973.534.635
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	468.864.440	0	0	0	0	0	468.864.440
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	202.335.945	0	0	0	0	0	202.335.945
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	301.351.860	0	0	0	0	0	301.351.860
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	982.390	0	0	0	0	0	982.390
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	352.535	0	0	0	0	0	352.535
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	352.535	0	0	0	0	0	352.535
401	96	00	00	Otros gastos del personal empleado	6.000.000	0	0	0	0	0	6.000.000
401	96	01	00	Otros gastos del personal empleado	6.000.000	0	0	0	0	0	6.000.000
401	97	00	00	Otros gastos del personal obrero	6.788.847	0	0	0	0	0	6.788.847
401	97	01	00	Otros gastos del personal obrero	6.788.847	0	0	0	0	0	6.788.847
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.325.914.344**	**0**	**0**	**679.328.351**	**0**	**0**	**2.005.242.695**
402	01	00	00	Productos alimenticios y agropecuarios	38.041.454	0	0	8.000.000	0	0	46.041.454
402	01	01	00	Alimentos y bebidas para personas	37.974.644	0	0	8.000.000	0	0	45.974.644
402	01	02	00	Alimentos para animales	66.810	0	0	0	0	0	66.810
402	02	00	00	Productos de minas, canteras y yacimientos	219.100	0	0	0	0	0	219.100
402	02	05	00	Piedra, arcilla, arena y tierra	218.100	0	0	0	0	0	218.100
402	02	07	00	Sal para uso industrial	1.000	0	0	0	0	0	1.000
402	03	00	00	Textiles y vestuarios	6.016.284	0	0	218.350	0	0	6.234.634
402	03	01	00	Textiles	1.961.582	0	0	50.000	0	0	2.011.582
402	03	02	00	Prendas de vestir	3.679.400	0	0	100.000	0	0	3.779.400
402	03	03	00	Calzados	298.152	0	0	0	0	0	298.152
402	03	99	00	Otros productos textiles y vestuarios	77.150	0	0	68.350	0	0	145.500
402	04	00	00	Productos de cuero y caucho	4.730.656	0	0	0	0	0	4.730.656
402	04	01	00	Cueros y pieles	45.000	0	0	0	0	0	45.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	80	0	0	0	0	0	80
402	04	03	00	Cauchos y tripas para vehículos	4.685.576	0	0	0	0	0	4.685.576

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	19.472.488	0	0	120.000	0	0	19.592.488
402	05	01	00	Pulpa de madera, papel y cartón	3.419.005	0	0	70.000	0	0	3.489.005
402	05	02	00	Envases y cajas de papel y cartón	1.157.191	0	0	0	0	0	1.157.191
402	05	03	00	Productos de papel y cartón para oficina	8.067.662	0	0	0	0	0	8.067.662
402	05	04	00	Libros, revistas y periódicos	268.053	0	0	0	0	0	268.053
402	05	05	00	Material de enseñanza	121.343	0	0	0	0	0	121.343
402	05	06	00	Productos de papel y cartón para computación	2.869.546	0	0	0	0	0	2.869.546
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.021.563	0	0	50.000	0	0	3.071.563
402	05	99	00	Otros productos de pulpa, papel y cartón	548.125	0	0	0	0	0	548.125
402	06	00	00	Productos químicos y derivados	834.713.521	0	0	540.900.001	0	0	1.375.613.522
402	06	01	00	Sustancias químicas y de uso industrial	745.090	0	0	0	0	0	745.090
402	06	02	00	Abonos, plaguicidas y otros	5.274.572	0	0	0	0	0	5.274.572
402	06	03	00	Tintas, pinturas y colorantes	9.114.607	0	0	0	0	0	9.114.607
402	06	04	00	Productos farmacéuticos y medicamentos	774.215.882	0	0	540.900.001	0	0	1.315.115.883
402	06	05	00	Productos de tocador	862.675	0	0	0	0	0	862.675
402	06	06	00	Combustibles y lubricantes	3.374.805	0	0	0	0	0	3.374.805
402	06	08	00	Productos plásticos	5.551.387	0	0	0	0	0	5.551.387
402	06	99	00	Otros productos de la industria química y conexos	35.574.503	0	0	0	0	0	35.574.503
402	07	00	00	Productos minerales no metálicos	1.827.642	0	0	0	0	0	1.827.642
402	07	01	00	Productos de barro, loza y porcelana	133.900	0	0	0	0	0	133.900
402	07	02	00	Vidrios y productos de vidrio	933.597	0	0	0	0	0	933.597
402	07	03	00	Productos de arcilla para construcción	119.728	0	0	0	0	0	119.728
402	07	04	00	Cemento, cal y yeso	631.917	0	0	0	0	0	631.917
402	07	99	00	Otros productos minerales no metálicos	8.500	0	0	0	0	0	8.500
402	08	00	00	Productos metálicos	12.542.175	0	0	0	0	0	12.542.175
402	08	01	00	Productos primarios de hierro y acero	370.954	0	0	0	0	0	370.954
402	08	02	00	Productos de metales no ferrosos	2.153.620	0	0	0	0	0	2.153.620
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.748.244	0	0	0	0	0	2.748.244
402	08	04	00	Productos metálicos estructurales	268.923	0	0	0	0	0	268.923
402	08	07	00	Material de señalamiento	21.000	0	0	0	0	0	21.000
402	08	08	00	Material de educación	43.000	0	0	0	0	0	43.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.152.851	0	0	0	0	0	5.152.851
402	08	10	00	Repuestos y accesorios para otros equipos	1.598.935	0	0	0	0	0	1.598.935
402	08	99	00	Otros productos metálicos	184.648	0	0	0	0	0	184.648
402	09	00	00	Productos de madera	237.520	0	0	0	0	0	237.520
402	09	01	00	Productos primarios de madera	137.520	0	0	0	0	0	137.520
402	09	02	00	Muebles y accesorios de madera para edificaciones	80.000	0	0	0	0	0	80.000
402	09	99	00	Otros productos de madera	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	400.667.554	0	0	130.090.000	0	0	530.757.554
402	10	01	00	Artículos de deporte, recreación y juguetes	436.233	0	0	0	0	0	436.233
402	10	02	00	Materiales y útiles de limpieza y aseo	9.957.276	0	0	0	0	0	9.957.276
402	10	03	00	Utensilios de cocina y comedor	572.354	0	0	0	0	0	572.354
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	350.799.216	0	0	130.060.000	0	0	480.859.216
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.553.351	0	0	0	0	0	6.553.351
402	10	06	00	Condecoraciones, ofrendas y similares	266.864	0	0	30.000	0	0	296.864
402	10	07	00	Productos de seguridad en el trabajo	6.363.012	0	0	0	0	0	6.363.012
402	10	08	00	Materiales para equipos de computación	11.699.419	0	0	0	0	0	11.699.419
402	10	10	00	Útiles religiosos	49.350	0	0	0	0	0	49.350
402	10	11	00	Materiales eléctricos	4.545.769	0	0	0	0	0	4.545.769
402	10	12	00	Materiales para instalaciones sanitarias	2.587.659	0	0	0	0	0	2.587.659
402	10	13	00	Materiales fotográficos	4.672.810	0	0	0	0	0	4.672.810
402	10	99	00	Otros productos y útiles diversos	2.164.241	0	0	0	0	0	2.164.241
402	11	00	00	Bienes para la venta	1.000	0	0	0	0	0	1.000
402	11	99	00	Otros bienes para la venta	1.000	0	0	0	0	0	1.000
402	99	00	00	Otros materiales y suministros	7.444.950	0	0	0	0	0	7.444.950
402	99	01	00	Otros materiales y suministros	7.444.950	0	0	0	0	0	7.444.950
403	**00**	**00**	**00**	**Servicios no personales**	**526.988.379**	**0**	**0**	**65.656.305**	**0**	**0**	**592.644.684**
403	01	00	00	Alquileres de inmuebles	12.300.699	0	0	0	0	0	12.300.699
403	01	01	00	Alquileres de edificios y locales	12.252.125	0	0	0	0	0	12.252.125
403	01	02	00	Alquileres de instalaciones culturales y recreativas	48.574	0	0	0	0	0	48.574
403	02	00	00	Alquileres de maquinaria y equipos	3.582.328	0	0	0	0	0	3.582.328
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.216.690	0	0	0	0	0	3.216.690

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	363.138	0	0	0	0	0	363.138
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	2.500	0	0	0	0	0	2.500
403	04	00	00	Servicios básicos	31.751.851	0	0	13.100.000	0	0	44.851.851
403	04	01	00	Electricidad	17.106.451	0	0	8.000.000	0	0	25.106.451
403	04	02	00	Gas	345.534	0	0	0	0	0	345.534
403	04	03	00	Agua	2.899.178	0	0	3.000.000	0	0	5.899.178
403	04	04	00	Teléfonos	10.590.159	0	0	2.000.000	0	0	12.590.159
403	04	05	00	Servicio de comunicaciones	284.529	0	0	100.000	0	0	384.529
403	04	06	00	Servicio de aseo urbano y domiciliario	516.000	0	0	0	0	0	516.000
403	04	07	00	Servicio de condominio	10.000	0	0	0	0	0	10.000
403	06	00	00	Servicios de transporte y almacenaje	896.996	0	0	0	0	0	896.996
403	06	01	00	Fletes y embalajes	423.451	0	0	0	0	0	423.451
403	06	02	00	Almacenaje	340.000	0	0	0	0	0	340.000
403	06	03	00	Estacionamiento	73.517	0	0	0	0	0	73.517
403	06	04	00	Peaje	14.823	0	0	0	0	0	14.823
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	45.205	0	0	0	0	0	45.205
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.980.641	0	0	56.305	0	0	17.036.946
403	07	01	00	Publicidad y propaganda	1.899.077	0	0	0	0	0	1.899.077
403	07	02	00	Imprenta y reproducción	8.399.349	0	0	0	0	0	8.399.349
403	07	03	00	Relaciones sociales	5.703.232	0	0	56.305	0	0	5.759.537
403	07	04	00	Avisos	978.983	0	0	0	0	0	978.983
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.370.320	0	0	0	0	0	3.370.320
403	08	01	00	Primas y gastos de seguros	2.902.916	0	0	0	0	0	2.902.916
403	08	02	00	Comisiones y gastos bancarios	323.324	0	0	0	0	0	323.324
403	08	03	00	Comisiones y gastos de adquisición de seguros	144.080	0	0	0	0	0	144.080
403	09	00	00	Viáticos y pasajes	18.105.103	0	0	0	0	0	18.105.103
403	09	01	00	Viáticos y pasajes dentro del país	15.514.333	0	0	0	0	0	15.514.333
403	09	02	00	Viáticos y pasajes fuera del país	2.574.505	0	0	0	0	0	2.574.505
403	09	03	00	Asignación por kilómetros recorridos	16.265	0	0	0	0	0	16.265
403	10	00	00	Servicios profesionales y técnicos	30.034.949	0	0	5.200.000	0	0	35.234.949
403	10	01	00	Servicios jurídicos	2.000	0	0	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	02	00	Servicios de contabilidad y auditoría	115.000	0	0	0	0	0	115.000
403	10	03	00	Servicios de procesamiento de datos	507.791	0	0	0	0	0	507.791
403	10	04	00	Servicios de ingeniería y arquitectónicos	10.000	0	0	0	0	0	10.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	486.752	0	0	0	0	0	486.752
403	10	07	00	Servicios de capacitación y adiestramiento	4.562.208	0	0	0	0	0	4.562.208
403	10	09	00	Servicios de lavandería y tintorería	2.604.350	0	0	0	0	0	2.604.350
403	10	10	00	Servicios de vigilancia	1.149.689	0	0	0	0	0	1.149.689
403	10	11	00	Servicios para la elaboración y suministro de comida	17.717.304	0	0	5.200.000	0	0	22.917.304
403	10	99	00	Otros servicios profesionales y técnicos	2.879.855	0	0	0	0	0	2.879.855
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	67.502.430	0	0	2.500.000	0	0	70.002.430
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	752.391	0	0	0	0	0	752.391
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	14.337.615	0	0	0	0	0	14.337.615
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	104.400	0	0	0	0	0	104.400
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	38.355.292	0	0	2.500.000	0	0	40.855.292
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.886.803	0	0	0	0	0	10.886.803
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.915.929	0	0	0	0	0	2.915.929
403	12	00	00	Conservación y reparaciones menores de obras	39.140.424	0	0	0	0	0	39.140.424
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	38.922.693	0	0	0	0	0	38.922.693
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	217.731	0	0	0	0	0	217.731
403	15	00	00	Servicios fiscales	15.304.500	0	0	0	0	0	15.304.500
403	15	01	00	Derechos de importación y servicios aduaneros	15.304.500	0	0	0	0	0	15.304.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.467.945	0	0	0	0	0	4.467.945
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.467.945	0	0	0	0	0	4.467.945
403	18	00	00	Impuestos indirectos	95.673.534	0	0	4.800.000	0	0	100.473.534
403	18	01	00	Impuesto al valor agregado	95.673.534	0	0	4.800.000	0	0	100.473.534
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	34.694.315	0	0	0	0	0	34.694.315
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	34.694.315	0	0	0	0	0	34.694.315
403	99	00	00	Otros servicios no personales	153.182.344	0	0	40.000.000	0	0	193.182.344
403	99	01	00	Otros servicios no personales	153.182.344	0	0	40.000.000	0	0	193.182.344

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**137.202.436**	**0**	**0**	**5.800.000**	**0**	**0**	**143.002.436**
404	01	00	00	Repuestos y reparaciones mayores	8.622.898	0	0	0	0	0	8.622.898
404	01	01	00	Repuestos mayores	1.672.462	0	0	0	0	0	1.672.462
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	121.269	0	0	0	0	0	121.269
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	954.713	0	0	0	0	0	954.713
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	22.000	0	0	0	0	0	22.000
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	247.092	0	0	0	0	0	247.092
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	51.130	0	0	0	0	0	51.130
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	178.258	0	0	0	0	0	178.258
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	98.000	0	0	0	0	0	98.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	6.950.436	0	0	0	0	0	6.950.436
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	469.000	0	0	0	0	0	469.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	2.614.259	0	0	0	0	0	2.614.259
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	2.376.511	0	0	0	0	0	2.376.511
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.109.950	0	0	0	0	0	1.109.950
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	370.716	0	0	0	0	0	370.716
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.869.034	0	0	200.000	0	0	5.069.034
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	117.970	0	0	0	0	0	117.970
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	327.684	0	0	0	0	0	327.684
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.292.066	0	0	200.000	0	0	2.492.066
404	03	05	00	Maquinaria y equipos industriales y de taller	691.500	0	0	0	0	0	691.500
404	03	06	00	Maquinaria y equipos de energía	1.284.800	0	0	0	0	0	1.284.800
404	03	08	00	Equipos de almacén	25.000	0	0	0	0	0	25.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	130.014	0	0	0	0	0	130.014
404	04	00	00	Equipos de transporte, tracción y elevación	8.194.193	0	0	0	0	0	8.194.193
404	04	01	00	Vehículos automotores terrestres	5.978.027	0	0	0	0	0	5.978.027
404	04	03	00	Equipos marítimos de transporte	1.537.055	0	0	0	0	0	1.537.055
404	04	05	00	Vehículos de tracción no motorizados	94.111	0	0	0	0	0	94.111
404	04	06	00	Equipos auxiliares de transporte	335.000	0	0	0	0	0	335.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	99	00	Otros equipos de transporte, tracción y elevación	250.000	0	0	0	0	0	250.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.829.557	0	0	0	0	0	2.829.557
404	05	01	00	Equipos de telecomunicaciones	2.829.557	0	0	0	0	0	2.829.557
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	63.435.938	0	0	5.500.000	0	0	68.935.938
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	63.415.938	0	0	5.500.000	0	0	68.915.938
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	20.000	0	0	0	0	0	20.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.821.798	0	0	0	0	0	6.821.798
404	07	01	00	Equipos científicos y de laboratorio	3.143.670	0	0	0	0	0	3.143.670
404	07	02	00	Equipos de enseñanza, deporte y recreación	3.574.691	0	0	0	0	0	3.574.691
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	67.500	0	0	0	0	0	67.500
404	07	06	00	Instrumentos musicales y equipos de audio	35.937	0	0	0	0	0	35.937
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	41.839.713	0	0	100.000	0	0	41.939.713
404	09	01	00	Mobiliario y equipos de oficina	14.731.811	0	0	100.000	0	0	14.831.811
404	09	02	00	Equipos de computación	14.621.386	0	0	0	0	0	14.621.386
404	09	03	00	Mobiliario y equipos de alojamiento	11.864.148	0	0	0	0	0	11.864.148
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	622.368	0	0	0	0	0	622.368
404	11	00	00	Inmuebles, maquinaria y equipos usados	20.000	0	0	0	0	0	20.000
404	11	05	00	Adquisición de maquinaria y equipos usados	20.000	0	0	0	0	0	20.000
404	11	05	03	Equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	12	00	00	Activos intangibles	3.305	0	0	0	0	0	3.305
404	12	04	00	Paquetes y programas de computación	3.305	0	0	0	0	0	3.305
404	99	00	00	Otros activos reales	566.000	0	0	0	0	0	566.000
404	99	01	00	Otros activos reales	566.000	0	0	0	0	0	566.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.094.230.704**	**7.738.329**	**0**	**1.758.185.342**	**0**	**0**	**11.860.154.375**
407	01	00	00	Transferencias y donaciones corrientes internas	9.907.382.836	7.738.329	0	1.732.058.201	0	0	11.647.179.366
407	01	01	00	Transferencias corrientes internas al sector privado	590.953.997	0	0	313.004.749	0	0	903.958.746
407	01	01	01	Pensiones del personal empleado, obrero y militar	94.729.130	0	0	31.576.377	0	0	126.305.507
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	389.163.049	0	0	129.721.016	0	0	518.884.065
407	01	01	04	Becas universitarias en el país	4.320.678	0	0	0	0	0	4.320.678
407	01	01	05	Becas de perfeccionamiento profesional en el país	28.672.460	0	0	0	0	0	28.672.460
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	0	0	0	32.933.458	0	0	32.933.458

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	100.000	0	0	0	0	0	100.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.448.562	0	0	0	0	0	7.448.562
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	0	0	0	118.773.898	0	0	118.773.898
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	368.389	0	0	0	0	0	368.389
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	11.437.717	0	0	0	0	0	11.437.717
407	01	01	56	Otras asignaciones	3.225.600	0	0	0	0	0	3.225.600
407	01	01	70	Subsidios educacionales al sector privado	200.000	0	0	0	0	0	200.000
407	01	01	73	Subsidios a instituciones benéficas privadas	23.621.559	0	0	0	0	0	23.621.559
407	01	01	75	Subsidios a organismos laborales y gremiales	20.000	0	0	0	0	0	20.000
407	01	01	78	Subsidios científicos al sector privado	200.000	0	0	0	0	0	200.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	27.446.853	0	0	0	0	0	27.446.853
407	01	02	00	Donaciones corrientes internas al sector privado	1.634.025	0	0	0	0	0	1.634.025
407	01	02	01	Donaciones corrientes a personas	1.634.025	0	0	0	0	0	1.634.025
407	01	03	00	Transferencias corrientes internas al sector público	9.314.794.814	7.738.329	0	1.419.053.452	0	0	10.741.586.595
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.596.058.138	7.738.329	0	387.518.047	0	0	3.991.314.514
407	01	03	10	Transferencias corrientes al Poder Estadal	5.707.742.574	0	0	1.031.535.405	0	0	6.739.277.979
407	01	03	11	Transferencias corrientes al Poder Municipal	10.994.102	0	0	0	0	0	10.994.102
407	03	00	00	Transferencias y donaciones de capital internas	186.847.868	0	0	26.127.141	0	0	212.975.009
407	03	03	00	Transferencias de capital internas al sector público	186.847.868	0	0	26.127.141	0	0	212.975.009
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	186.847.868	0	0	26.127.141	0	0	212.975.009
411	**00**	**00**	**00**	**Disminución de pasivos**	**25.100.000**	**0**	**0**	**0**	**0**	**0**	**25.100.000**
411	11	00	00	Obligaciones de ejercicios anteriores	25.100.000	0	0	0	0	0	25.100.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	25.100.000	0	0	0	0	0	25.100.000
				Totales	**20.572.900.000**	**7.738.329**	**0**	**4.000.000.000**	**0**	**0**	**24.580.638.329**

56

Ministerio del Poder Popular para la Ciencia, Tecnología e Innovación

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**235.448.663**	**0**	**0**	**0**	**0**	**0**	**235.448.663**
401	01	00	00	Sueldos, salarios y otras retribuciones	33.703.877	0	0	0	0	0	33.703.877
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.125.378	0	0	0	0	0	7.125.378
401	01	03	00	Suplencias a empleados	70.000	0	0	0	0	0	70.000
401	01	09	00	Remuneraciones al personal en período de disponibilidad	50.000	0	0	0	0	0	50.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.136.752	0	0	0	0	0	3.136.752
401	01	12	00	Salarios a obreros en puestos no permanentes	2.440.920	0	0	0	0	0	2.440.920
401	01	13	00	Suplencias a obreros	100.000	0	0	0	0	0	100.000
401	01	18	00	Remuneraciones al personal contratado	18.022.357	0	0	0	0	0	18.022.357
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	150.000	0	0	0	0	0	150.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.608.470	0	0	0	0	0	2.608.470
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.959.099	0	0	0	0	0	2.959.099
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.290.737	0	0	0	0	0	1.290.737
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.668.362	0	0	0	0	0	1.668.362
401	03	00	00	Primas	39.270.277	0	0	0	0	0	39.270.277
401	03	01	00	Primas por mérito a empleados	21.834.947	0	0	0	0	0	21.834.947
401	03	08	00	Primas de profesionalización a empleados	1.021.678	0	0	0	0	0	1.021.678
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.532.717	0	0	0	0	0	3.532.717
401	03	16	00	Primas por mérito a obreros	3.242.831	0	0	0	0	0	3.242.831
401	03	21	00	Primas por antigüedad a obreros	38.760	0	0	0	0	0	38.760
401	03	22	00	Primas de profesionalización a obreros	6.212	0	0	0	0	0	6.212
401	03	97	00	Otras primas a empleados	8.024.756	0	0	0	0	0	8.024.756
401	03	98	00	Otras primas a obreros	1.568.376	0	0	0	0	0	1.568.376
401	04	00	00	Complementos de sueldos y salarios	17.293.280	0	0	0	0	0	17.293.280
401	04	03	00	Complemento a empleados por gastos de alimentación	108.000	0	0	0	0	0	108.000
401	04	05	00	Complemento a empleados por gastos de representación	2.880	0	0	0	0	0	2.880
401	04	06	00	Complemento a empleados por comisión de servicios	50.000	0	0	0	0	0	50.000
401	04	08	00	Bono compensatorio de alimentación a empleados	5.783.400	0	0	0	0	0	5.783.400
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	300.000	0	0	0	0	0	300.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.704.000	0	0	0	0	0	1.704.000
401	04	16	00	Complemento a obreros por gastos de alimentación	48.000	0	0	0	0	0	48.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	1.944.000	0	0	0	0	0	1.944.000
401	04	20	00	Complemento a obreros por días feriados	180.000	0	0	0	0	0	180.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	112.500	0	0	0	0	0	112.500
401	04	25	00	Complemento al personal contratado por gastos de alimentación	18.000	0	0	0	0	0	18.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	6.204.600	0	0	0	0	0	6.204.600
401	04	28	00	Complemento al personal contratado por días feriados	67.500	0	0	0	0	0	67.500
401	04	96	00	Otros complementos a empleados	43.200	0	0	0	0	0	43.200
401	04	97	00	Otros complementos a obreros	67.200	0	0	0	0	0	67.200
401	04	98	00	Otros complementos al personal contratado	660.000	0	0	0	0	0	660.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	27.516.701	0	0	0	0	0	27.516.701
401	05	01	00	Aguinaldos a empleados	5.928.946	0	0	0	0	0	5.928.946
401	05	03	00	Bono vacacional a empleados	1.749.192	0	0	0	0	0	1.749.192
401	05	04	00	Aguinaldos a obreros	3.218.947	0	0	0	0	0	3.218.947
401	05	06	00	Bono vacacional a obreros	963.296	0	0	0	0	0	963.296
401	05	07	00	Aguinaldos al personal contratado	8.374.259	0	0	0	0	0	8.374.259
401	05	08	00	Bono vacacional al personal contratado	2.583.118	0	0	0	0	0	2.583.118
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	3.628.455	0	0	0	0	0	3.628.455
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.070.488	0	0	0	0	0	1.070.488
401	06	00	00	Aportes patronales y legales	7.021.725	0	0	0	0	0	7.021.725
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.317.996	0	0	0	0	0	1.317.996
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	439.332	0	0	0	0	0	439.332
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	472.132	0	0	0	0	0	472.132
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	292.888	0	0	0	0	0	292.888
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	583.710	0	0	0	0	0	583.710
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	194.570	0	0	0	0	0	194.570
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	129.713	0	0	0	0	0	129.713
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	129.713	0	0	0	0	0	129.713
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.805.695	0	0	0	0	0	1.805.695
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	401.265	0	0	0	0	0	401.265
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	806.600	0	0	0	0	0	806.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	268.867	0	0	0	0	0	268.867
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	179.244	0	0	0	0	0	179.244
401	07	00	00	Asistencia socio-económica	85.438.418	0	0	0	0	0	85.438.418
401	07	02	00	Becas a empleados	480.000	0	0	0	0	0	480.000
401	07	03	00	Ayudas por matrimonio a empleados	15.000	0	0	0	0	0	15.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	17.500	0	0	0	0	0	17.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	300.000	0	0	0	0	0	300.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.196.659	0	0	0	0	0	2.196.659
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	21.586.000	0	0	0	0	0	21.586.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	420.000	0	0	0	0	0	420.000
401	07	10	00	Dotación de uniformes a empleados	816.000	0	0	0	0	0	816.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	687.960	0	0	0	0	0	687.960
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	420.000	0	0	0	0	0	420.000
401	07	18	00	Becas a obreros	24.000	0	0	0	0	0	24.000
401	07	19	00	Ayudas por matrimonio de obreros	12.500	0	0	0	0	0	12.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	12.500	0	0	0	0	0	12.500
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	120.000	0	0	0	0	0	120.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	972.849	0	0	0	0	0	972.849
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	10.320.000	0	0	0	0	0	10.320.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	187.500	0	0	0	0	0	187.500
401	07	26	00	Dotación de uniformes a obreros	1.440.000	0	0	0	0	0	1.440.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	294.840	0	0	0	0	0	294.840
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	187.500	0	0	0	0	0	187.500
401	07	33	00	Asistencia socio-económica al personal contratado	35.216.115	0	0	0	0	0	35.216.115
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.500	0	0	0	0	0	2.500
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.500	0	0	0	0	0	2.500
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	100.000	0	0	0	0	0	100.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.344.333	0	0	0	0	0	1.344.333
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	4.003.871	0	0	0	0	0	4.003.871

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	763.191	0	0	0	0	0	763.191
401	07	96	00	Otras subvenciones a empleados	2.384.100	0	0	0	0	0	2.384.100
401	07	97	00	Otras subvenciones a obreros	1.111.000	0	0	0	0	0	1.111.000
401	08	00	00	Prestaciones sociales e indemnizaciones	22.245.286	0	0	0	0	0	22.245.286
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.405.228	0	0	0	0	0	6.405.228
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.549.422	0	0	0	0	0	3.549.422
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	8.370.701	0	0	0	0	0	8.370.701
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.919.935	0	0	0	0	0	3.919.935
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.844.462**	**0**	**0**	**0**	**0**	**0**	**25.844.462**
402	01	00	00	Productos alimenticios y agropecuarios	5.189.341	0	0	0	0	0	5.189.341
402	01	01	00	Alimentos y bebidas para personas	5.177.041	0	0	0	0	0	5.177.041
402	01	03	00	Productos agrícolas y pecuarios	12.300	0	0	0	0	0	12.300
402	02	00	00	Productos de minas, canteras y yacimientos	1.230	0	0	0	0	0	1.230
402	02	05	00	Piedra, arcilla, arena y tierra	1.230	0	0	0	0	0	1.230
402	03	00	00	Textiles y vestuarios	160.200	0	0	0	0	0	160.200
402	03	01	00	Textiles	8.200	0	0	0	0	0	8.200
402	03	02	00	Prendas de vestir	152.000	0	0	0	0	0	152.000
402	04	00	00	Productos de cuero y caucho	188.518	0	0	0	0	0	188.518
402	04	01	00	Cueros y pieles	4.100	0	0	0	0	0	4.100
402	04	02	00	Productos de cuero y sucedáneos del cuero	4.100	0	0	0	0	0	4.100
402	04	03	00	Cauchos y tripas para vehículos	172.118	0	0	0	0	0	172.118
402	04	99	00	Otros productos de cuero y caucho	8.200	0	0	0	0	0	8.200
402	05	00	00	Productos de papel, cartón e impresos	6.137.166	0	0	0	0	0	6.137.166
402	05	01	00	Pulpa de madera, papel y cartón	337.881	0	0	0	0	0	337.881
402	05	02	00	Envases y cajas de papel y cartón	41.000	0	0	0	0	0	41.000
402	05	03	00	Productos de papel y cartón para oficina	5.387.787	0	0	0	0	0	5.387.787
402	05	04	00	Libros, revistas y periódicos	144.898	0	0	0	0	0	144.898
402	05	05	00	Material de enseñanza	30.100	0	0	0	0	0	30.100
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	154.500	0	0	0	0	0	154.500
402	05	99	00	Otros productos de pulpa, papel y cartón	41.000	0	0	0	0	0	41.000
402	06	00	00	Productos químicos y derivados	5.674.298	0	0	0	0	0	5.674.298

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	01	00	Sustancias químicas y de uso industrial	41.000	0	0	0	0	0	41.000
402	06	02	00	Abonos, plaguicidas y otros	32.800	0	0	0	0	0	32.800
402	06	03	00	Tintas, pinturas y colorantes	5.205.000	0	0	0	0	0	5.205.000
402	06	04	00	Productos farmacéuticos y medicamentos	205.000	0	0	0	0	0	205.000
402	06	05	00	Productos de tocador	24.600	0	0	0	0	0	24.600
402	06	06	00	Combustibles y lubricantes	22.849	0	0	0	0	0	22.849
402	06	07	00	Productos diversos derivados del petróleo y del carbón	205	0	0	0	0	0	205
402	06	08	00	Productos plásticos	129.798	0	0	0	0	0	129.798
402	06	99	00	Otros productos de la industria química y conexos	13.046	0	0	0	0	0	13.046
402	07	00	00	Productos minerales no metálicos	92.250	0	0	0	0	0	92.250
402	07	01	00	Productos de barro, loza y porcelana	41.000	0	0	0	0	0	41.000
402	07	02	00	Vidrios y productos de vidrio	20.500	0	0	0	0	0	20.500
402	07	03	00	Productos de arcilla para construcción	20.500	0	0	0	0	0	20.500
402	07	04	00	Cemento, cal y yeso	6.150	0	0	0	0	0	6.150
402	07	99	00	Otros productos minerales no metálicos	4.100	0	0	0	0	0	4.100
402	08	00	00	Productos metálicos	3.803.068	0	0	0	0	0	3.803.068
402	08	01	00	Productos primarios de hierro y acero	34.440	0	0	0	0	0	34.440
402	08	02	00	Productos de metales no ferrosos	4.100	0	0	0	0	0	4.100
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.207.993	0	0	0	0	0	3.207.993
402	08	04	00	Productos metálicos estructurales	10.476	0	0	0	0	0	10.476
402	08	05	00	Materiales de orden público, seguridad y defensa	61.500	0	0	0	0	0	61.500
402	08	07	00	Material de señalamiento	16.400	0	0	0	0	0	16.400
402	08	09	00	Repuestos y accesorios para equipos de transporte	82.000	0	0	0	0	0	82.000
402	08	10	00	Repuestos y accesorios para otros equipos	373.859	0	0	0	0	0	373.859
402	08	99	00	Otros productos metálicos	12.300	0	0	0	0	0	12.300
402	09	00	00	Productos de madera	42.968	0	0	0	0	0	42.968
402	09	01	00	Productos primarios de madera	14.678	0	0	0	0	0	14.678
402	09	02	00	Muebles y accesorios de madera para edificaciones	21.525	0	0	0	0	0	21.525
402	09	99	00	Otros productos de madera	6.765	0	0	0	0	0	6.765
402	10	00	00	Productos varios y útiles diversos	4.412.923	0	0	0	0	0	4.412.923
402	10	01	00	Artículos de deporte, recreación y juguetes	20.500	0	0	0	0	0	20.500

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	12.300	0	0	0	0	0	12.300
402	10	03	00	Utensilios de cocina y comedor	8.200	0	0	0	0	0	8.200
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.200	0	0	0	0	0	8.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	511.500	0	0	0	0	0	511.500
402	10	06	00	Condecoraciones, ofrendas y similares	25.300	0	0	0	0	0	25.300
402	10	07	00	Productos de seguridad en el trabajo	51.590	0	0	0	0	0	51.590
402	10	08	00	Materiales para equipos de computación	3.141.000	0	0	0	0	0	3.141.000
402	10	09	00	Especies timbradas y valores	410	0	0	0	0	0	410
402	10	10	00	Útiles religiosos	410	0	0	0	0	0	410
402	10	11	00	Materiales eléctricos	341.013	0	0	0	0	0	341.013
402	10	12	00	Materiales para instalaciones sanitarias	20.500	0	0	0	0	0	20.500
402	10	13	00	Materiales fotográficos	26.000	0	0	0	0	0	26.000
402	10	99	00	Otros productos y útiles diversos	246.000	0	0	0	0	0	246.000
402	99	00	00	Otros materiales y suministros	142.500	0	0	0	0	0	142.500
402	99	01	00	Otros materiales y suministros	142.500	0	0	0	0	0	142.500
403	**00**	**00**	**00**	**Servicios no personales**	**55.501.350**	**0**	**0**	**0**	**0**	**0**	**55.501.350**
403	01	00	00	Alquileres de inmuebles	518.400	0	0	0	0	0	518.400
403	01	01	00	Alquileres de edificios y locales	502.000	0	0	0	0	0	502.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	16.400	0	0	0	0	0	16.400
403	02	00	00	Alquileres de maquinaria y equipos	811.200	0	0	0	0	0	811.200
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	49.200	0	0	0	0	0	49.200
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	41.000	0	0	0	0	0	41.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	421.000	0	0	0	0	0	421.000
403	02	99	00	Alquileres de otras maquinaria y equipos	300.000	0	0	0	0	0	300.000
403	03	00	00	Derechos sobre bienes intangibles	15.000	0	0	0	0	0	15.000
403	03	03	00	Paquetes y programas de computación	15.000	0	0	0	0	0	15.000
403	04	00	00	Servicios básicos	4.883.912	0	0	0	0	0	4.883.912
403	04	01	00	Electricidad	697.000	0	0	0	0	0	697.000
403	04	04	00	Teléfonos	3.095.500	0	0	0	0	0	3.095.500
403	04	05	00	Servicio de comunicaciones	1.089.362	0	0	0	0	0	1.089.362
403	04	06	00	Servicio de aseo urbano y domiciliario	2.050	0	0	0	0	0	2.050

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	1.539.550	0	0	0	0	0	1.539.550
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	457.150	0	0	0	0	0	457.150
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	446.900	0	0	0	0	0	446.900
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	369.000	0	0	0	0	0	369.000
403	05	06	00	Servicio de administración, vigilancia y mantenimiento del servicio de aseo urbano y domiciliario	266.500	0	0	0	0	0	266.500
403	06	00	00	Servicios de transporte y almacenaje	223.141	0	0	0	0	0	223.141
403	06	01	00	Fletes y embalajes	157.500	0	0	0	0	0	157.500
403	06	03	00	Estacionamiento	4.100	0	0	0	0	0	4.100
403	06	04	00	Peaje	41	0	0	0	0	0	41
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	61.500	0	0	0	0	0	61.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.308.250	0	0	0	0	0	5.308.250
403	07	01	00	Publicidad y propaganda	2.105.056	0	0	0	0	0	2.105.056
403	07	02	00	Imprenta y reproducción	921.230	0	0	0	0	0	921.230
403	07	03	00	Relaciones sociales	2.191.777	0	0	0	0	0	2.191.777
403	07	04	00	Avisos	90.187	0	0	0	0	0	90.187
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.665.195	0	0	0	0	0	2.665.195
403	08	01	00	Primas y gastos de seguros	2.538.095	0	0	0	0	0	2.538.095
403	08	02	00	Comisiones y gastos bancarios	24.600	0	0	0	0	0	24.600
403	08	03	00	Comisiones y gastos de adquisición de seguros	102.500	0	0	0	0	0	102.500
403	09	00	00	Viáticos y pasajes	4.806.419	0	0	0	0	0	4.806.419
403	09	01	00	Viáticos y pasajes dentro del país	2.044.419	0	0	0	0	0	2.044.419
403	09	02	00	Viáticos y pasajes fuera del país	2.762.000	0	0	0	0	0	2.762.000
403	10	00	00	Servicios profesionales y técnicos	11.829.823	0	0	0	0	0	11.829.823
403	10	02	00	Servicios de contabilidad y auditoría	123.000	0	0	0	0	0	123.000
403	10	03	00	Servicios de procesamiento de datos	1.155.000	0	0	0	0	0	1.155.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.230.000	0	0	0	0	0	1.230.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.232.000	0	0	0	0	0	1.232.000
403	10	09	00	Servicios de lavandería y tintorería	615	0	0	0	0	0	615
403	10	10	00	Servicios de vigilancia	2.276.320	0	0	0	0	0	2.276.320
403	10	99	00	Otros servicios profesionales y técnicos	5.812.888	0	0	0	0	0	5.812.888
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.246.544	0	0	0	0	0	3.246.544

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	106.190	0	0	0	0	0	106.190
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.986.614	0	0	0	0	0	1.986.614
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	123.000	0	0	0	0	0	123.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.690	0	0	0	0	0	3.690
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	2.050	0	0	0	0	0	2.050
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	922.500	0	0	0	0	0	922.500
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	102.500	0	0	0	0	0	102.500
403	12	00	00	Conservación y reparaciones menores de obras	5.125.000	0	0	0	0	0	5.125.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.125.000	0	0	0	0	0	5.125.000
403	15	00	00	Servicios fiscales	246.000	0	0	0	0	0	246.000
403	15	01	00	Derechos de importación y servicios aduaneros	205.000	0	0	0	0	0	205.000
403	15	02	00	Tasas y otros derechos obligatorios	41.000	0	0	0	0	0	41.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.240.000	0	0	0	0	0	3.240.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.240.000	0	0	0	0	0	3.240.000
403	18	00	00	Impuestos indirectos	7.903.404	0	0	0	0	0	7.903.404
403	18	01	00	Impuesto al valor agregado	7.903.404	0	0	0	0	0	7.903.404
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	218.397	0	0	0	0	0	218.397
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	218.397	0	0	0	0	0	218.397
403	99	00	00	Otros servicios no personales	2.921.115	0	0	0	0	0	2.921.115
403	99	01	00	Otros servicios no personales	2.921.115	0	0	0	0	0	2.921.115
404	**00**	**00**	**00**	**Activos reales**	**14.901.050**	**0**	**0**	**0**	**0**	**0**	**14.901.050**
404	01	00	00	Repuestos y reparaciones mayores	3.150.850	0	0	0	0	0	3.150.850
404	01	01	00	Repuestos mayores	2.330.850	0	0	0	0	0	2.330.850
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	485.850	0	0	0	0	0	485.850
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	820.000	0	0	0	0	0	820.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	820.000	0	0	0	0	0	820.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	205.000	0	0	0	0	0	205.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	820.000	0	0	0	0	0	820.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	328.000	0	0	0	0	0	328.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PRESUPUESTO: **2013**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	492.000	0	0	0	0	0	492.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	930.100	0	0	0	0	0	930.100
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	24.600	0	0	0	0	0	24.600
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	516.000	0	0	0	0	0	516.000
404	03	05	00	Maquinaria y equipos industriales y de taller	82.000	0	0	0	0	0	82.000
404	03	06	00	Maquinaria y equipos de energía	307.500	0	0	0	0	0	307.500
404	04	00	00	Equipos de transporte, tracción y elevación	2.058.200	0	0	0	0	0	2.058.200
404	04	01	00	Vehículos automotores terrestres	2.050.000	0	0	0	0	0	2.050.000
404	04	05	00	Vehículos de tracción no motorizados	8.200	0	0	0	0	0	8.200
404	05	00	00	Equipos de comunicaciones y de señalamiento	949.000	0	0	0	0	0	949.000
404	05	01	00	Equipos de telecomunicaciones	949.000	0	0	0	0	0	949.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	28.700	0	0	0	0	0	28.700
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	20.500	0	0	0	0	0	20.500
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	8.200	0	0	0	0	0	8.200
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	703.200	0	0	0	0	0	703.200
404	07	02	00	Equipos de enseñanza, deporte y recreación	654.000	0	0	0	0	0	654.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	49.200	0	0	0	0	0	49.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.081.000	0	0	0	0	0	7.081.000
404	09	01	00	Mobiliario y equipos de oficina	4.100.000	0	0	0	0	0	4.100.000
404	09	02	00	Equipos de computación	2.735.000	0	0	0	0	0	2.735.000
404	09	03	00	Mobiliario y equipos de alojamiento	164.000	0	0	0	0	0	164.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	82.000	0	0	0	0	0	82.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.417.784.873**	**0**	**0**	**0**	**0**	**0**	**2.417.784.873**
407	01	00	00	Transferencias y donaciones corrientes internas	2.405.079.815	0	0	0	0	0	2.405.079.815
407	01	01	00	Transferencias corrientes internas al sector privado	3.037.752	0	0	0	0	0	3.037.752
407	01	01	01	Pensiones del personal empleado, obrero y militar	194.280	0	0	0	0	0	194.280
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	585.971	0	0	0	0	0	585.971
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	48.570	0	0	0	0	0	48.570
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	29.142	0	0	0	0	0	29.142
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	375.000	0	0	0	0	0	375.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	47.000	0	0	0	0	0	47.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA CIENCIA,TECNOLOGÍA E INNOVACIÓN

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	146.493	0	0	0	0	0	146.493
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	87.896	0	0	0	0	0	87.896
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	1.350.000	0	0	0	0	0	1.350.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	173.400	0	0	0	0	0	173.400
407	01	02	00	Donaciones corrientes internas al sector privado	2.218.000	0	0	0	0	0	2.218.000
407	01	02	01	Donaciones corrientes a personas	2.218.000	0	0	0	0	0	2.218.000
407	01	03	00	Transferencias corrientes internas al sector público	2.399.824.063	0	0	0	0	0	2.399.824.063
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.226.383.148	0	0	0	0	0	2.226.383.148
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	173.440.915	0	0	0	0	0	173.440.915
407	02	00	00	Transferencias y donaciones corrientes al exterior	3.834.029	0	0	0	0	0	3.834.029
407	02	01	00	Transferencias corrientes al exterior	3.834.029	0	0	0	0	0	3.834.029
407	02	01	04	Transferencias corrientes a organismos internacionales	3.834.029	0	0	0	0	0	3.834.029
407	03	00	00	Transferencias y donaciones de capital internas	8.871.029	0	0	0	0	0	8.871.029
407	03	03	00	Transferencias de capital internas al sector público	8.871.029	0	0	0	0	0	8.871.029
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	8.871.029	0	0	0	0	0	8.871.029
411	**00**	**00**	**00**	**Disminución de pasivos**	**820.000**	**0**	**0**	**0**	**0**	**0**	**820.000**
411	11	00	00	Obligaciones de ejercicios anteriores	820.000	0	0	0	0	0	820.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	820.000	0	0	0	0	0	820.000
				Totales	**2.750.300.398**	**0**	**0**	**0**	**0**	**0**	**2.750.300.398**

57

Ministerio del Poder Popular para las Comunas y Protección Social

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**691.625.542**	**0**	**0**	**0**	**0**	**0**	**691.625.542**
401	01	00	00	Sueldos, salarios y otras retribuciones	194.682.321	0	0	0	0	0	194.682.321
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	21.708.848	0	0	0	0	0	21.708.848
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	10.967.583	0	0	0	0	0	10.967.583
401	01	18	00	Remuneraciones al personal contratado	92.857.494	0	0	0	0	0	92.857.494
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	69.024.874	0	0	0	0	0	69.024.874
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	98.281	0	0	0	0	0	98.281
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.721.657	0	0	0	0	0	1.721.657
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.584.994	0	0	0	0	0	1.584.994
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	27.622	0	0	0	0	0	27.622
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	109.041	0	0	0	0	0	109.041
401	03	00	00	Primas	36.596.717	0	0	0	0	0	36.596.717
401	03	03	00	Primas por hogar a empleados	1.692.079	0	0	0	0	0	1.692.079
401	03	04	00	Primas por hijos a empleados	564.803	0	0	0	0	0	564.803
401	03	08	00	Primas de profesionalización a empleados	2.319.064	0	0	0	0	0	2.319.064
401	03	09	00	Primas por antigüedad a empleados	1.839.264	0	0	0	0	0	1.839.264
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	8.730.600	0	0	0	0	0	8.730.600
401	03	18	00	Primas por hogar a obreros	1.005.898	0	0	0	0	0	1.005.898
401	03	19	00	Primas por hijos de obreros	874.780	0	0	0	0	0	874.780
401	03	21	00	Primas por antigüedad a obreros	1.091.376	0	0	0	0	0	1.091.376
401	03	22	00	Primas de profesionalización a obreros	687.142	0	0	0	0	0	687.142
401	03	37	00	Primas de transporte al personal contratado	255.000	0	0	0	0	0	255.000
401	03	38	00	Primas por hogar al personal contratado	220.800	0	0	0	0	0	220.800
401	03	39	00	Primas por hijos al personal contratado	636.000	0	0	0	0	0	636.000
401	03	40	00	Primas de profesionalización al personal contratado	253.200	0	0	0	0	0	253.200
401	03	41	00	Primas por antigüedad al personal contratado	215.400	0	0	0	0	0	215.400
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	32.735	0	0	0	0	0	32.735
401	03	47	00	Primas al personal de alto nivel y de dirección	2.823.776	0	0	0	0	0	2.823.776
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	28.800	0	0	0	0	0	28.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	95	00	Otras primas al personal de alto nivel y de dirección	2.584.800	0	0	0	0	0	2.584.800
401	03	97	00	Otras primas a empleados	6.670.800	0	0	0	0	0	6.670.800
401	03	98	00	Otras primas a obreros	4.070.400	0	0	0	0	0	4.070.400
401	04	00	00	Complementos de sueldos y salarios	106.756.365	0	0	0	0	0	106.756.365
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	30.000	0	0	0	0	0	30.000
401	04	06	00	Complemento a empleados por comisión de servicios	1.200.000	0	0	0	0	0	1.200.000
401	04	08	00	Bono compensatorio de alimentación a empleados	19.004.120	0	0	0	0	0	19.004.120
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	600.000	0	0	0	0	0	600.000
401	04	18	00	Bono compensatorio de alimentación a obreros	10.448.000	0	0	0	0	0	10.448.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	890.000	0	0	0	0	0	890.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	48.346.507	0	0	0	0	0	48.346.507
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	27.000	0	0	0	0	0	27.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.727.000	0	0	0	0	0	2.727.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	25.241	0	0	0	0	0	25.241
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	2.052.538	0	0	0	0	0	2.052.538
401	04	96	00	Otros complementos a empleados	12.764.347	0	0	0	0	0	12.764.347
401	04	97	00	Otros complementos a obreros	6.677.308	0	0	0	0	0	6.677.308
401	04	98	00	Otros complementos al personal contratado	1.964.304	0	0	0	0	0	1.964.304
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	71.877.047	0	0	0	0	0	71.877.047
401	05	01	00	Aguinaldos a empleados	13.863.285	0	0	0	0	0	13.863.285
401	05	03	00	Bono vacacional a empleados	6.345.314	0	0	0	0	0	6.345.314
401	05	04	00	Aguinaldos a obreros	7.326.246	0	0	0	0	0	7.326.246
401	05	06	00	Bono vacacional a obreros	2.930.498	0	0	0	0	0	2.930.498
401	05	07	00	Aguinaldos al personal contratado	24.999.761	0	0	0	0	0	24.999.761
401	05	08	00	Bono vacacional al personal contratado	11.832.238	0	0	0	0	0	11.832.238
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	38.789	0	0	0	0	0	38.789
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	15.515	0	0	0	0	0	15.515
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	3.232.429	0	0	0	0	0	3.232.429
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.292.972	0	0	0	0	0	1.292.972
401	06	00	00	Aportes patronales y legales	34.490.528	0	0	0	0	0	34.490.528

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	18.166.815	0	0	0	0	0	18.166.815
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.713.235	0	0	0	0	0	1.713.235
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.949.947	0	0	0	0	0	3.949.947
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.470.560	0	0	0	0	0	3.470.560
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.043.210	0	0	0	0	0	3.043.210
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	791.235	0	0	0	0	0	791.235
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	608.642	0	0	0	0	0	608.642
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	527.490	0	0	0	0	0	527.490
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	16.112	0	0	0	0	0	16.112
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	4.189	0	0	0	0	0	4.189
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.793	0	0	0	0	0	2.793
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.342.701	0	0	0	0	0	1.342.701
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	349.102	0	0	0	0	0	349.102
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	232.735	0	0	0	0	0	232.735
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	3.222	0	0	0	0	0	3.222
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	268.540	0	0	0	0	0	268.540
401	07	00	00	Asistencia socio-económica	200.056.796	0	0	0	0	0	200.056.796
401	07	01	00	Capacitación y adiestramiento a empleados	415.800	0	0	0	0	0	415.800
401	07	02	00	Becas a empleados	3.261.625	0	0	0	0	0	3.261.625
401	07	03	00	Ayudas por matrimonio a empleados	108.000	0	0	0	0	0	108.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	144.000	0	0	0	0	0	144.000
401	07	05	00	Ayudas por defunción a empleados	240.000	0	0	0	0	0	240.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	3.080.000	0	0	0	0	0	3.080.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	12.297.999	0	0	0	0	0	12.297.999
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	83.307.779	0	0	0	0	0	83.307.779
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.687.821	0	0	0	0	0	2.687.821
401	07	10	00	Dotación de uniformes a empleados	3.000.000	0	0	0	0	0	3.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.790.477	0	0	0	0	0	3.790.477

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	4.015.525	0	0	0	0	0	4.015.525
401	07	18	00	Becas a obreros	1.000.000	0	0	0	0	0	1.000.000
401	07	19	00	Ayudas por matrimonio de obreros	118.800	0	0	0	0	0	118.800
401	07	20	00	Ayudas por nacimiento de hijos de obreros	214.000	0	0	0	0	0	214.000
401	07	21	00	Ayudas por defunción a obreros	200.000	0	0	0	0	0	200.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	3.000.000	0	0	0	0	0	3.000.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.637.449	0	0	0	0	0	2.637.449
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	26.081.200	0	0	0	0	0	26.081.200
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.000.000	0	0	0	0	0	1.000.000
401	07	26	00	Dotación de uniformes a obreros	1.392.000	0	0	0	0	0	1.392.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.064.608	0	0	0	0	0	1.064.608
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.800.000	0	0	0	0	0	1.800.000
401	07	33	00	Asistencia socio-económica al personal contratado	20.242.075	0	0	0	0	0	20.242.075
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	13.964	0	0	0	0	0	13.964
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	60.000	0	0	0	0	0	60.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.163.674	0	0	0	0	0	1.163.674
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.720.000	0	0	0	0	0	3.720.000
401	07	96	00	Otras subvenciones a empleados	10.000.000	0	0	0	0	0	10.000.000
401	07	97	00	Otras subvenciones a obreros	10.000.000	0	0	0	0	0	10.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	45.444.111	0	0	0	0	0	45.444.111
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	13.350.708	0	0	0	0	0	13.350.708
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	5.609.857	0	0	0	0	0	5.609.857
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	23.633.672	0	0	0	0	0	23.633.672
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	33.258	0	0	0	0	0	33.258
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.816.616	0	0	0	0	0	2.816.616
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**88.222.864**	**0**	**0**	**0**	**0**	**0**	**88.222.864**
402	01	00	00	Productos alimenticios y agropecuarios	28.262.723	0	0	0	0	0	28.262.723
402	01	01	00	Alimentos y bebidas para personas	28.253.402	0	0	0	0	0	28.253.402
402	01	03	00	Productos agrícolas y pecuarios	6.721	0	0	0	0	0	6.721

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	99	00	Otros productos alimenticios y agropecuarios	2.600	0	0	0	0	0	2.600
402	03	00	00	Textiles y vestuarios	7.663.964	0	0	0	0	0	7.663.964
402	03	01	00	Textiles	1.875.168	0	0	0	0	0	1.875.168
402	03	02	00	Prendas de vestir	5.031.198	0	0	0	0	0	5.031.198
402	03	03	00	Calzados	756.465	0	0	0	0	0	756.465
402	03	99	00	Otros productos textiles y vestuarios	1.133	0	0	0	0	0	1.133
402	04	00	00	Productos de cuero y caucho	1.798.385	0	0	0	0	0	1.798.385
402	04	01	00	Cueros y pieles	8.000	0	0	0	0	0	8.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	153.463	0	0	0	0	0	153.463
402	04	03	00	Cauchos y tripas para vehículos	1.634.736	0	0	0	0	0	1.634.736
402	04	99	00	Otros productos de cuero y caucho	2.186	0	0	0	0	0	2.186
402	05	00	00	Productos de papel, cartón e impresos	14.014.131	0	0	0	0	0	14.014.131
402	05	01	00	Pulpa de madera, papel y cartón	1.163.071	0	0	0	0	0	1.163.071
402	05	02	00	Envases y cajas de papel y cartón	605.580	0	0	0	0	0	605.580
402	05	03	00	Productos de papel y cartón para oficina	8.401.074	0	0	0	0	0	8.401.074
402	05	04	00	Libros, revistas y periódicos	525.093	0	0	0	0	0	525.093
402	05	05	00	Material de enseñanza	536.602	0	0	0	0	0	536.602
402	05	06	00	Productos de papel y cartón para computación	331.542	0	0	0	0	0	331.542
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.398.705	0	0	0	0	0	2.398.705
402	05	99	00	Otros productos de pulpa, papel y cartón	52.464	0	0	0	0	0	52.464
402	06	00	00	Productos químicos y derivados	7.202.535	0	0	0	0	0	7.202.535
402	06	01	00	Sustancias químicas y de uso industrial	22.400	0	0	0	0	0	22.400
402	06	02	00	Abonos, plaguicidas y otros	3.200	0	0	0	0	0	3.200
402	06	03	00	Tintas, pinturas y colorantes	3.644.562	0	0	0	0	0	3.644.562
402	06	04	00	Productos farmacéuticos y medicamentos	425.432	0	0	0	0	0	425.432
402	06	05	00	Productos de tocador	88.806	0	0	0	0	0	88.806
402	06	06	00	Combustibles y lubricantes	442.221	0	0	0	0	0	442.221
402	06	08	00	Productos plásticos	2.575.914	0	0	0	0	0	2.575.914
402	07	00	00	Productos minerales no metálicos	116.910	0	0	0	0	0	116.910
402	07	01	00	Productos de barro, loza y porcelana	13.990	0	0	0	0	0	13.990
402	07	02	00	Vidrios y productos de vidrio	28.082	0	0	0	0	0	28.082

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	03	00	Productos de arcilla para construcción	29.904	0	0	0	0	0	29.904
402	07	04	00	Cemento, cal y yeso	44.934	0	0	0	0	0	44.934
402	08	00	00	Productos metálicos	5.992.455	0	0	0	0	0	5.992.455
402	08	01	00	Productos primarios de hierro y acero	4.848	0	0	0	0	0	4.848
402	08	02	00	Productos de metales no ferrosos	36.724	0	0	0	0	0	36.724
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.815.981	0	0	0	0	0	1.815.981
402	08	04	00	Productos metálicos estructurales	106.769	0	0	0	0	0	106.769
402	08	07	00	Material de señalamiento	427.544	0	0	0	0	0	427.544
402	08	08	00	Material de educación	225.095	0	0	0	0	0	225.095
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.126.839	0	0	0	0	0	3.126.839
402	08	10	00	Repuestos y accesorios para otros equipos	138.162	0	0	0	0	0	138.162
402	08	99	00	Otros productos metálicos	110.493	0	0	0	0	0	110.493
402	09	00	00	Productos de madera	220.298	0	0	0	0	0	220.298
402	09	01	00	Productos primarios de madera	132.206	0	0	0	0	0	132.206
402	09	02	00	Muebles y accesorios de madera para edificaciones	14.639	0	0	0	0	0	14.639
402	09	99	00	Otros productos de madera	73.453	0	0	0	0	0	73.453
402	10	00	00	Productos varios y útiles diversos	21.744.792	0	0	0	0	0	21.744.792
402	10	01	00	Artículos de deporte, recreación y juguetes	631.181	0	0	0	0	0	631.181
402	10	02	00	Materiales y útiles de limpieza y aseo	3.176.490	0	0	0	0	0	3.176.490
402	10	03	00	Utensilios de cocina y comedor	1.325.574	0	0	0	0	0	1.325.574
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	10.364	0	0	0	0	0	10.364
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.500.313	0	0	0	0	0	4.500.313
402	10	06	00	Condecoraciones, ofrendas y similares	345.996	0	0	0	0	0	345.996
402	10	07	00	Productos de seguridad en el trabajo	433.973	0	0	0	0	0	433.973
402	10	08	00	Materiales para equipos de computación	8.774.104	0	0	0	0	0	8.774.104
402	10	11	00	Materiales eléctricos	1.630.373	0	0	0	0	0	1.630.373
402	10	12	00	Materiales para instalaciones sanitarias	475.814	0	0	0	0	0	475.814
402	10	13	00	Materiales fotográficos	53.397	0	0	0	0	0	53.397
402	10	99	00	Otros productos y útiles diversos	387.213	0	0	0	0	0	387.213
402	99	00	00	Otros materiales y suministros	1.206.671	0	0	0	0	0	1.206.671
402	99	01	00	Otros materiales y suministros	1.206.671	0	0	0	0	0	1.206.671

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**183.876.687**	**0**	**0**	**0**	**0**	**0**	**183.876.687**
403	01	00	00	Alquileres de inmuebles	2.817.170	0	0	0	0	0	2.817.170
403	01	01	00	Alquileres de edificios y locales	1.602.815	0	0	0	0	0	1.602.815
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.214.355	0	0	0	0	0	1.214.355
403	02	00	00	Alquileres de maquinaria y equipos	5.331.051	0	0	0	0	0	5.331.051
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.045.957	0	0	0	0	0	5.045.957
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	141.024	0	0	0	0	0	141.024
403	02	99	00	Alquileres de otras maquinaria y equipos	144.070	0	0	0	0	0	144.070
403	03	00	00	Derechos sobre bienes intangibles	15.000	0	0	0	0	0	15.000
403	03	03	00	Paquetes y programas de computación	15.000	0	0	0	0	0	15.000
403	04	00	00	Servicios básicos	15.211.112	0	0	0	0	0	15.211.112
403	04	01	00	Electricidad	1.319.535	0	0	0	0	0	1.319.535
403	04	02	00	Gas	32.456	0	0	0	0	0	32.456
403	04	03	00	Agua	573.078	0	0	0	0	0	573.078
403	04	04	00	Teléfonos	11.140.552	0	0	0	0	0	11.140.552
403	04	05	00	Servicio de comunicaciones	1.546.258	0	0	0	0	0	1.546.258
403	04	06	00	Servicio de aseo urbano y domiciliario	92.093	0	0	0	0	0	92.093
403	04	07	00	Servicio de condominio	507.140	0	0	0	0	0	507.140
403	06	00	00	Servicios de transporte y almacenaje	505.943	0	0	0	0	0	505.943
403	06	01	00	Fletes y embalajes	38.141	0	0	0	0	0	38.141
403	06	02	00	Almacenaje	29.091	0	0	0	0	0	29.091
403	06	03	00	Estacionamiento	70.000	0	0	0	0	0	70.000
403	06	04	00	Peaje	1.500	0	0	0	0	0	1.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	367.211	0	0	0	0	0	367.211
403	07	00	00	Servicios de información, impresión y relaciones públicas	29.601.564	0	0	0	0	0	29.601.564
403	07	01	00	Publicidad y propaganda	3.388.535	0	0	0	0	0	3.388.535
403	07	02	00	Imprenta y reproducción	5.408.212	0	0	0	0	0	5.408.212
403	07	03	00	Relaciones sociales	20.601.471	0	0	0	0	0	20.601.471
403	07	04	00	Avisos	203.346	0	0	0	0	0	203.346
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	14.540.206	0	0	0	0	0	14.540.206
403	08	01	00	Primas y gastos de seguros	11.523.599	0	0	0	0	0	11.523.599

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	02	00	Comisiones y gastos bancarios	2.771.584	0	0	0	0	0	2.771.584
403	08	03	00	Comisiones y gastos de adquisición de seguros	245.023	0	0	0	0	0	245.023
403	09	00	00	Viáticos y pasajes	39.992.490	0	0	0	0	0	39.992.490
403	09	01	00	Viáticos y pasajes dentro del país	33.408.249	0	0	0	0	0	33.408.249
403	09	02	00	Viáticos y pasajes fuera del país	6.584.241	0	0	0	0	0	6.584.241
403	10	00	00	Servicios profesionales y técnicos	12.467.096	0	0	0	0	0	12.467.096
403	10	07	00	Servicios de capacitación y adiestramiento	822.524	0	0	0	0	0	822.524
403	10	09	00	Servicios de lavandería y tintorería	200.000	0	0	0	0	0	200.000
403	10	10	00	Servicios de vigilancia	2.570.677	0	0	0	0	0	2.570.677
403	10	11	00	Servicios para la elaboración y suministro de comida	7.293.085	0	0	0	0	0	7.293.085
403	10	99	00	Otros servicios profesionales y técnicos	1.580.810	0	0	0	0	0	1.580.810
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.656.684	0	0	0	0	0	9.656.684
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	7.223.300	0	0	0	0	0	7.223.300
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	11.700	0	0	0	0	0	11.700
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.361.684	0	0	0	0	0	2.361.684
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	60.000	0	0	0	0	0	60.000
403	12	00	00	Conservación y reparaciones menores de obras	530.864	0	0	0	0	0	530.864
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	530.864	0	0	0	0	0	530.864
403	16	00	00	Servicios de diversión, esparcimiento y culturales	11.731.415	0	0	0	0	0	11.731.415
403	16	01	00	Servicios de diversión, esparcimiento y culturales	11.731.415	0	0	0	0	0	11.731.415
403	18	00	00	Impuestos indirectos	25.686.888	0	0	0	0	0	25.686.888
403	18	01	00	Impuesto al valor agregado	25.625.707	0	0	0	0	0	25.625.707
403	18	99	00	Otros impuestos indirectos	61.181	0	0	0	0	0	61.181
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.142.195	0	0	0	0	0	1.142.195
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.142.195	0	0	0	0	0	1.142.195
403	99	00	00	Otros servicios no personales	14.647.009	0	0	0	0	0	14.647.009
403	99	01	00	Otros servicios no personales	14.647.009	0	0	0	0	0	14.647.009
404	**00**	**00**	**00**	**Activos reales**	**27.183.970**	**0**	**0**	**0**	**0**	**0**	**27.183.970**
404	01	00	00	Repuestos y reparaciones mayores	2.427.946	0	0	0	0	0	2.427.946
404	01	01	00	Repuestos mayores	1.102.946	0	0	0	0	0	1.102.946
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo,	30.940	0	0	0	0	0	30.940

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				industria y taller							
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.049.256	0	0	0	0	0	1.049.256
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	22.750	0	0	0	0	0	22.750
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.325.000	0	0	0	0	0	1.325.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.050.000	0	0	0	0	0	1.050.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	275.000	0	0	0	0	0	275.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.392.602	0	0	0	0	0	1.392.602
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	136.580	0	0	0	0	0	136.580
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	883.272	0	0	0	0	0	883.272
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	104.100	0	0	0	0	0	104.100
404	03	05	00	Maquinaria y equipos industriales y de taller	253.900	0	0	0	0	0	253.900
404	03	06	00	Maquinaria y equipos de energía	14.300	0	0	0	0	0	14.300
404	03	07	00	Maquinaria y equipos de riego y acueductos	450	0	0	0	0	0	450
404	04	00	00	Equipos de transporte, tracción y elevación	8.084.550	0	0	0	0	0	8.084.550
404	04	01	00	Vehículos automotores terrestres	8.079.350	0	0	0	0	0	8.079.350
404	04	05	00	Vehículos de tracción no motorizados	5.200	0	0	0	0	0	5.200
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.857.261	0	0	0	0	0	1.857.261
404	05	01	00	Equipos de telecomunicaciones	1.857.261	0	0	0	0	0	1.857.261
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	555.450	0	0	0	0	0	555.450
404	07	02	00	Equipos de enseñanza, deporte y recreación	383.920	0	0	0	0	0	383.920
404	07	03	00	Obras de arte	44.950	0	0	0	0	0	44.950
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	18.540	0	0	0	0	0	18.540
404	07	06	00	Instrumentos musicales y equipos de audio	108.040	0	0	0	0	0	108.040
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.712.825	0	0	0	0	0	11.712.825
404	09	01	00	Mobiliario y equipos de oficina	3.191.844	0	0	0	0	0	3.191.844
404	09	02	00	Equipos de computación	6.637.441	0	0	0	0	0	6.637.441
404	09	03	00	Mobiliario y equipos de alojamiento	1.833.540	0	0	0	0	0	1.833.540
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	99	00	00	Otros activos reales	1.153.336	0	0	0	0	0	1.153.336
404	99	01	00	Otros activos reales	1.153.336	0	0	0	0	0	1.153.336
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.518.392.000**	**0**	**0**	**0**	**0**	**0**	**2.518.392.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	2.515.504.718	0	0	0	0	0	2.515.504.718
407	01	01	00	Transferencias corrientes internas al sector privado	178.737.990	0	0	0	0	0	178.737.990
407	01	01	01	Pensiones del personal empleado, obrero y militar	19.573.556	0	0	0	0	0	19.573.556
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	66.614.508	0	0	0	0	0	66.614.508
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	6.976.423	0	0	0	0	0	6.976.423
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	10.000.000	0	0	0	0	0	10.000.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	6.332.136	0	0	0	0	0	6.332.136
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	23.211.175	0	0	0	0	0	23.211.175
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	25.000.000	0	0	0	0	0	25.000.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	21.030.192	0	0	0	0	0	21.030.192
407	01	02	00	Donaciones corrientes internas al sector privado	73.515.665	0	0	0	0	0	73.515.665
407	01	02	01	Donaciones corrientes a personas	73.515.665	0	0	0	0	0	73.515.665
407	01	03	00	Transferencias corrientes internas al sector público	2.263.251.063	0	0	0	0	0	2.263.251.063
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.103.051.063	0	0	0	0	0	2.103.051.063
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	55.200.000	0	0	0	0	0	55.200.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	105.000.000	0	0	0	0	0	105.000.000
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	2.887.282	0	0	0	0	0	2.887.282
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	2.887.282	0	0	0	0	0	2.887.282
407	12	01	01	Transferencias Corrientes a Consejos Comunales	2.887.282	0	0	0	0	0	2.887.282
411	**00**	**00**	**00**	**Disminución de pasivos**	**25.400.000**	**0**	**0**	**0**	**0**	**0**	**25.400.000**
411	11	00	00	Obligaciones de ejercicios anteriores	25.400.000	0	0	0	0	0	25.400.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	25.400.000	0	0	0	0	0	25.400.000
				Totales	**3.534.701.063**	**0**	**0**	**0**	**0**	**0**	**3.534.701.063**

58

Ministerio del Poder Popular para la Mujer y la Igualdad de Género

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**120.072.800**	**0**	**0**	**0**	**0**	**0**	**120.072.800**
401	01	00	00	Sueldos, salarios y otras retribuciones	16.951.753	0	0	0	0	0	16.951.753
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.161.472	0	0	0	0	0	1.161.472
401	01	03	00	Suplencias a empleados	92.786	0	0	0	0	0	92.786
401	01	09	00	Remuneraciones al personal en período de disponibilidad	120.087	0	0	0	0	0	120.087
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.880.597	0	0	0	0	0	1.880.597
401	01	13	00	Suplencias a obreros	19.901	0	0	0	0	0	19.901
401	01	18	00	Remuneraciones al personal contratado	11.890.025	0	0	0	0	0	11.890.025
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	35.027	0	0	0	0	0	35.027
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.751.858	0	0	0	0	0	1.751.858
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.010.094	0	0	0	0	0	1.010.094
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	54.366	0	0	0	0	0	54.366
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	955.728	0	0	0	0	0	955.728
401	03	00	00	Primas	24.973.957	0	0	0	0	0	24.973.957
401	03	02	00	Primas de transporte a empleados	246.000	0	0	0	0	0	246.000
401	03	08	00	Primas de profesionalización a empleados	115.793	0	0	0	0	0	115.793
401	03	09	00	Primas por antigüedad a empleados	356.692	0	0	0	0	0	356.692
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.245.295	0	0	0	0	0	3.245.295
401	03	17	00	Primas de transporte a obreros	390.000	0	0	0	0	0	390.000
401	03	21	00	Primas por antigüedad a obreros	218.008	0	0	0	0	0	218.008
401	03	22	00	Primas de profesionalización a obreros	12.500	0	0	0	0	0	12.500
401	03	37	00	Primas de transporte al personal contratado	2.280.000	0	0	0	0	0	2.280.000
401	03	40	00	Primas de profesionalización al personal contratado	875.452	0	0	0	0	0	875.452
401	03	41	00	Primas por antigüedad al personal contratado	1.634.728	0	0	0	0	0	1.634.728
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	48.000	0	0	0	0	0	48.000
401	03	47	00	Primas al personal de alto nivel y de dirección	2.308.140	0	0	0	0	0	2.308.140
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	34.022	0	0	0	0	0	34.022
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.773.487	0	0	0	0	0	1.773.487
401	03	96	00	Otras primas al personal contratado	9.471.375	0	0	0	0	0	9.471.375
401	03	97	00	Otras primas a empleados	929.178	0	0	0	0	0	929.178

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	98	00	Otras primas a obreros	1.035.287	0	0	0	0	0	1.035.287
401	04	00	00	Complementos de sueldos y salarios	12.611.274	0	0	0	0	0	12.611.274
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	7.821	0	0	0	0	0	7.821
401	04	06	00	Complemento a empleados por comisión de servicios	871.150	0	0	0	0	0	871.150
401	04	08	00	Bono compensatorio de alimentación a empleados	800.280	0	0	0	0	0	800.280
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	28.628	0	0	0	0	0	28.628
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	104.943	0	0	0	0	0	104.943
401	04	18	00	Bono compensatorio de alimentación a obreros	1.368.900	0	0	0	0	0	1.368.900
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	36.792	0	0	0	0	0	36.792
401	04	26	00	Bono compensatorio de alimentación al personal contratado	8.065.980	0	0	0	0	0	8.065.980
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	21.060	0	0	0	0	0	21.060
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.305.720	0	0	0	0	0	1.305.720
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	16.772.019	0	0	0	0	0	16.772.019
401	05	01	00	Aguinaldos a empleados	1.188.320	0	0	0	0	0	1.188.320
401	05	03	00	Bono vacacional a empleados	475.327	0	0	0	0	0	475.327
401	05	04	00	Aguinaldos a obreros	1.122.015	0	0	0	0	0	1.122.015
401	05	06	00	Bono vacacional a obreros	448.807	0	0	0	0	0	448.807
401	05	07	00	Aguinaldos al personal contratado	7.242.704	0	0	0	0	0	7.242.704
401	05	08	00	Bono vacacional al personal contratado	2.897.082	0	0	0	0	0	2.897.082
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	47.615	0	0	0	0	0	47.615
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	19.046	0	0	0	0	0	19.046
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.379.359	0	0	0	0	0	2.379.359
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	951.744	0	0	0	0	0	951.744
401	06	00	00	Aportes patronales y legales	7.340.207	0	0	0	0	0	7.340.207
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	427.795	0	0	0	0	0	427.795
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	128.339	0	0	0	0	0	128.339
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	85.559	0	0	0	0	0	85.559
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	85.559	0	0	0	0	0	85.559
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	403.925	0	0	0	0	0	403.925
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	121.177	0	0	0	0	0	121.177

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	80.786	0	0	0	0	0	80.786
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	80.786	0	0	0	0	0	80.786
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.607.374	0	0	0	0	0	2.607.374
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	523.621	0	0	0	0	0	523.621
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	17.142	0	0	0	0	0	17.142
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	5.142	0	0	0	0	0	5.142
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.428	0	0	0	0	0	3.428
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	856.569	0	0	0	0	0	856.569
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	256.970	0	0	0	0	0	256.970
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	171.314	0	0	0	0	0	171.314
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	3.428	0	0	0	0	0	3.428
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	171.314	0	0	0	0	0	171.314
401	06	95	00	Otros aportes legales por personal contratado	786.358	0	0	0	0	0	786.358
401	06	96	00	Otros aportes legales por empleados	523.621	0	0	0	0	0	523.621
401	07	00	00	Asistencia socio-económica	29.764.596	0	0	0	0	0	29.764.596
401	07	02	00	Becas a empleados	80.000	0	0	0	0	0	80.000
401	07	03	00	Ayudas por matrimonio a empleados	20.000	0	0	0	0	0	20.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	16.000	0	0	0	0	0	16.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	427.795	0	0	0	0	0	427.795
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	15.492.444	0	0	0	0	0	15.492.444
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	63.000	0	0	0	0	0	63.000
401	07	10	00	Dotación de uniformes a empleados	2.994.600	0	0	0	0	0	2.994.600
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	207.334	0	0	0	0	0	207.334
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	152.000	0	0	0	0	0	152.000
401	07	17	00	Capacitación y adiestramiento a obreros	64.000	0	0	0	0	0	64.000
401	07	19	00	Ayudas por matrimonio de obreros	30.000	0	0	0	0	0	30.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	26.000	0	0	0	0	0	26.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	403.925	0	0	0	0	0	403.925
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos	2.153.514	0	0	0	0	0	2.153.514

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				funerarios por obreros							
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	138.000	0	0	0	0	0	138.000
401	07	26	00	Dotación de uniformes a obreros	403.000	0	0	0	0	0	403.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	226.772	0	0	0	0	0	226.772
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	66.000	0	0	0	0	0	66.000
401	07	33	00	Asistencia socio-económica al personal contratado	4.978.501	0	0	0	0	0	4.978.501
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	17.142	0	0	0	0	0	17.142
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	64.000	0	0	0	0	0	64.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	12.000	0	0	0	0	0	12.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	856.569	0	0	0	0	0	856.569
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	3.000	0	0	0	0	0	3.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	66.000	0	0	0	0	0	66.000
401	07	96	00	Otras subvenciones a empleados	669.000	0	0	0	0	0	669.000
401	07	97	00	Otras subvenciones a obreros	132.000	0	0	0	0	0	132.000
401	08	00	00	Prestaciones sociales e indemnizaciones	10.648.900	0	0	0	0	0	10.648.900
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.056.283	0	0	0	0	0	1.056.283
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	997.347	0	0	0	0	0	997.347
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.437.959	0	0	0	0	0	6.437.959
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	42.325	0	0	0	0	0	42.325
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.114.986	0	0	0	0	0	2.114.986
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.918.742**	**0**	**0**	**0**	**0**	**0**	**20.918.742**
402	01	00	00	Productos alimenticios y agropecuarios	1.214.057	0	0	0	0	0	1.214.057
402	01	01	00	Alimentos y bebidas para personas	1.214.057	0	0	0	0	0	1.214.057
402	03	00	00	Textiles y vestuarios	2.948.768	0	0	0	0	0	2.948.768
402	03	02	00	Prendas de vestir	2.947.268	0	0	0	0	0	2.947.268
402	03	03	00	Calzados	1.500	0	0	0	0	0	1.500
402	04	00	00	Productos de cuero y caucho	500.138	0	0	0	0	0	500.138
402	04	03	00	Cauchos y tripas para vehículos	500.138	0	0	0	0	0	500.138
402	05	00	00	Productos de papel, cartón e impresos	5.070.930	0	0	0	0	0	5.070.930

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	510.935	0	0	0	0	0	510.935
402	05	02	00	Envases y cajas de papel y cartón	659.088	0	0	0	0	0	659.088
402	05	03	00	Productos de papel y cartón para oficina	2.232.654	0	0	0	0	0	2.232.654
402	05	04	00	Libros, revistas y periódicos	112.094	0	0	0	0	0	112.094
402	05	05	00	Material de enseñanza	109.500	0	0	0	0	0	109.500
402	05	06	00	Productos de papel y cartón para computación	268.659	0	0	0	0	0	268.659
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	997.350	0	0	0	0	0	997.350
402	05	99	00	Otros productos de pulpa, papel y cartón	180.650	0	0	0	0	0	180.650
402	06	00	00	Productos químicos y derivados	2.820.378	0	0	0	0	0	2.820.378
402	06	03	00	Tintas, pinturas y colorantes	2.001.850	0	0	0	0	0	2.001.850
402	06	04	00	Productos farmacéuticos y medicamentos	16.953	0	0	0	0	0	16.953
402	06	05	00	Productos de tocador	2.400	0	0	0	0	0	2.400
402	06	06	00	Combustibles y lubricantes	237.794	0	0	0	0	0	237.794
402	06	08	00	Productos plásticos	561.381	0	0	0	0	0	561.381
402	08	00	00	Productos metálicos	671.051	0	0	0	0	0	671.051
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	405.649	0	0	0	0	0	405.649
402	08	09	00	Repuestos y accesorios para equipos de transporte	80.249	0	0	0	0	0	80.249
402	08	10	00	Repuestos y accesorios para otros equipos	185.153	0	0	0	0	0	185.153
402	10	00	00	Productos varios y útiles diversos	7.047.165	0	0	0	0	0	7.047.165
402	10	01	00	Artículos de deporte, recreación y juguetes	98.600	0	0	0	0	0	98.600
402	10	02	00	Materiales y útiles de limpieza y aseo	870.340	0	0	0	0	0	870.340
402	10	03	00	Utensilios de cocina y comedor	6.591	0	0	0	0	0	6.591
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.269.593	0	0	0	0	0	1.269.593
402	10	06	00	Condecoraciones, ofrendas y similares	426.300	0	0	0	0	0	426.300
402	10	07	00	Productos de seguridad en el trabajo	16.829	0	0	0	0	0	16.829
402	10	08	00	Materiales para equipos de computación	3.364.933	0	0	0	0	0	3.364.933
402	10	09	00	Especies timbradas y valores	1.200	0	0	0	0	0	1.200
402	10	11	00	Materiales eléctricos	380.540	0	0	0	0	0	380.540
402	10	12	00	Materiales para instalaciones sanitarias	12.000	0	0	0	0	0	12.000
402	10	13	00	Materiales fotográficos	1.200	0	0	0	0	0	1.200
402	10	99	00	Otros productos y útiles diversos	599.039	0	0	0	0	0	599.039

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	646.255	0	0	0	0	0	646.255
402	99	01	00	Otros materiales y suministros	646.255	0	0	0	0	0	646.255
403	**00**	**00**	**00**	**Servicios no personales**	**44.278.854**	**0**	**0**	**0**	**0**	**0**	**44.278.854**
403	01	00	00	Alquileres de inmuebles	5.792.986	0	0	0	0	0	5.792.986
403	01	01	00	Alquileres de edificios y locales	5.573.896	0	0	0	0	0	5.573.896
403	01	02	00	Alquileres de instalaciones culturales y recreativas	219.090	0	0	0	0	0	219.090
403	02	00	00	Alquileres de maquinaria y equipos	873.710	0	0	0	0	0	873.710
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	818.510	0	0	0	0	0	818.510
403	02	99	00	Alquileres de otras maquinaria y equipos	55.200	0	0	0	0	0	55.200
403	03	00	00	Derechos sobre bienes intangibles	5.000	0	0	0	0	0	5.000
403	03	03	00	Paquetes y programas de computación	5.000	0	0	0	0	0	5.000
403	04	00	00	Servicios básicos	1.329.866	0	0	0	0	0	1.329.866
403	04	01	00	Electricidad	87.280	0	0	0	0	0	87.280
403	04	03	00	Agua	7.860	0	0	0	0	0	7.860
403	04	04	00	Teléfonos	990.326	0	0	0	0	0	990.326
403	04	05	00	Servicio de comunicaciones	150.800	0	0	0	0	0	150.800
403	04	06	00	Servicio de aseo urbano y domiciliario	29.000	0	0	0	0	0	29.000
403	04	07	00	Servicio de condominio	64.600	0	0	0	0	0	64.600
403	06	00	00	Servicios de transporte y almacenaje	299.803	0	0	0	0	0	299.803
403	06	01	00	Fletes y embalajes	145.203	0	0	0	0	0	145.203
403	06	03	00	Estacionamiento	154.600	0	0	0	0	0	154.600
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.092.024	0	0	0	0	0	5.092.024
403	07	01	00	Publicidad y propaganda	1.471.083	0	0	0	0	0	1.471.083
403	07	02	00	Imprenta y reproducción	1.616.772	0	0	0	0	0	1.616.772
403	07	03	00	Relaciones sociales	1.787.306	0	0	0	0	0	1.787.306
403	07	04	00	Avisos	216.863	0	0	0	0	0	216.863
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	4.277.280	0	0	0	0	0	4.277.280
403	08	01	00	Primas y gastos de seguros	664.500	0	0	0	0	0	664.500
403	08	02	00	Comisiones y gastos bancarios	12.780	0	0	0	0	0	12.780
403	08	03	00	Comisiones y gastos de adquisición de seguros	3.600.000	0	0	0	0	0	3.600.000
403	09	00	00	Viáticos y pasajes	7.842.396	0	0	0	0	0	7.842.396

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	6.700.514	0	0	0	0	0	6.700.514
403	09	02	00	Viáticos y pasajes fuera del país	1.141.882	0	0	0	0	0	1.141.882
403	10	00	00	Servicios profesionales y técnicos	5.144.166	0	0	0	0	0	5.144.166
403	10	07	00	Servicios de capacitación y adiestramiento	1.000.000	0	0	0	0	0	1.000.000
403	10	11	00	Servicios para la elaboración y suministro de comida	2.920.063	0	0	0	0	0	2.920.063
403	10	99	00	Otros servicios profesionales y técnicos	1.224.103	0	0	0	0	0	1.224.103
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	590.903	0	0	0	0	0	590.903
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	522.303	0	0	0	0	0	522.303
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	68.600	0	0	0	0	0	68.600
403	12	00	00	Conservación y reparaciones menores de obras	1.083.059	0	0	0	0	0	1.083.059
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.083.059	0	0	0	0	0	1.083.059
403	15	00	00	Servicios fiscales	600	0	0	0	0	0	600
403	15	02	00	Tasas y otros derechos obligatorios	600	0	0	0	0	0	600
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.500.000	0	0	0	0	0	1.500.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.500.000	0	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	8.395.968	0	0	0	0	0	8.395.968
403	18	01	00	Impuesto al valor agregado	8.395.968	0	0	0	0	0	8.395.968
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	231.238	0	0	0	0	0	231.238
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	231.238	0	0	0	0	0	231.238
403	99	00	00	Otros servicios no personales	1.819.855	0	0	0	0	0	1.819.855
403	99	01	00	Otros servicios no personales	1.819.855	0	0	0	0	0	1.819.855
404	**00**	**00**	**00**	**Activos reales**	**13.339.901**	**0**	**0**	**0**	**0**	**0**	**13.339.901**
404	01	00	00	Repuestos y reparaciones mayores	435.510	0	0	0	0	0	435.510
404	01	01	00	Repuestos mayores	429.510	0	0	0	0	0	429.510
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	243.974	0	0	0	0	0	243.974
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	122.896	0	0	0	0	0	122.896
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	3.250	0	0	0	0	0	3.250
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	3.500	0	0	0	0	0	3.500
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	55.890	0	0	0	0	0	55.890
404	01	02	00	Reparaciones mayores de maquinaria y equipos	6.000	0	0	0	0	0	6.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	6.000	0	0	0	0	0	6.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	451.557	0	0	0	0	0	451.557
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	451.557	0	0	0	0	0	451.557
404	04	00	00	Equipos de transporte, tracción y elevación	1.881.775	0	0	0	0	0	1.881.775
404	04	01	00	Vehículos automotores terrestres	1.881.775	0	0	0	0	0	1.881.775
404	05	00	00	Equipos de comunicaciones y de señalamiento	760.811	0	0	0	0	0	760.811
404	05	01	00	Equipos de telecomunicaciones	460.811	0	0	0	0	0	460.811
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	0	300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	490.075	0	0	0	0	0	490.075
404	07	02	00	Equipos de enseñanza, deporte y recreación	490.075	0	0	0	0	0	490.075
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.314.060	0	0	0	0	0	8.314.060
404	09	01	00	Mobiliario y equipos de oficina	3.908.284	0	0	0	0	0	3.908.284
404	09	02	00	Equipos de computación	2.538.979	0	0	0	0	0	2.538.979
404	09	03	00	Mobiliario y equipos de alojamiento	1.507.140	0	0	0	0	0	1.507.140
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	359.657	0	0	0	0	0	359.657
404	12	00	00	Activos intangibles	200.000	0	0	0	0	0	200.000
404	12	04	00	Paquetes y programas de computación	200.000	0	0	0	0	0	200.000
404	99	00	00	Otros activos reales	806.113	0	0	0	0	0	806.113
404	99	01	00	Otros activos reales	806.113	0	0	0	0	0	806.113
405	**00**	**00**	**00**	**Activos financieros**	**72.605.960**	**0**	**0**	**0**	**0**	**0**	**72.605.960**
405	01	00	00	Aportes en acciones y participaciones de capital	72.605.960	0	0	0	0	0	72.605.960
405	01	02	00	Aportes en acciones y participaciones de capital al sector público	72.605.960	0	0	0	0	0	72.605.960
405	01	02	05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	72.605.960	0	0	0	0	0	72.605.960
407	**00**	**00**	**00**	**Transferencias y donaciones**	**160.914.928**	**0**	**0**	**0**	**0**	**0**	**160.914.928**
407	01	00	00	Transferencias y donaciones corrientes internas	160.914.928	0	0	0	0	0	160.914.928
407	01	02	00	Donaciones corrientes internas al sector privado	2.400.000	0	0	0	0	0	2.400.000
407	01	02	01	Donaciones corrientes a personas	2.400.000	0	0	0	0	0	2.400.000
407	01	03	00	Transferencias corrientes internas al sector público	158.410.203	0	0	0	0	0	158.410.203
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	127.524.041	0	0	0	0	0	127.524.041
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	30.886.162	0	0	0	0	0	30.886.162
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	104.725	0	0	0	0	0	104.725

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	83.725	0	0	0	0	0	83.725
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	21.000	0	0	0	0	0	21.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.000.000	0	0	0	0	0	2.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.500.000	0	0	0	0	0	1.500.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	500.000	0	0	0	0	0	500.000
				Totales	**434.131.185**	**0**	**0**	**0**	**0**	**0**	**434.131.185**

59

Ministerio del Poder Popular para la Energía Eléctrica

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**959.261.343**	**0**	**0**	**0**	**0**	**0**	**959.261.343**
401	01	00	00	Sueldos, salarios y otras retribuciones	93.218.055	0	0	0	0	0	93.218.055
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	16.830.274	0	0	0	0	0	16.830.274
401	01	03	00	Suplencias a empleados	100.000	0	0	0	0	0	100.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.346.657	0	0	0	0	0	6.346.657
401	01	13	00	Suplencias a obreros	90.000	0	0	0	0	0	90.000
401	01	18	00	Remuneraciones al personal contratado	28.119.611	0	0	0	0	0	28.119.611
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	270.273	0	0	0	0	0	270.273
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	3.906.664	0	0	0	0	0	3.906.664
401	01	99	00	Otras retribuciones	37.554.576	0	0	0	0	0	37.554.576
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	16.688.553	0	0	0	0	0	16.688.553
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	13.271.962	0	0	0	0	0	13.271.962
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	2.030.930	0	0	0	0	0	2.030.930
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	1.385.661	0	0	0	0	0	1.385.661
401	03	00	00	Primas	25.615.959	0	0	0	0	0	25.615.959
401	03	08	00	Primas de profesionalización a empleados	3.977.459	0	0	0	0	0	3.977.459
401	03	09	00	Primas por antigüedad a empleados	10.825.920	0	0	0	0	0	10.825.920
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.362.181	0	0	0	0	0	6.362.181
401	03	17	00	Primas de transporte a obreros	30.000	0	0	0	0	0	30.000
401	03	19	00	Primas por hijos de obreros	30.000	0	0	0	0	0	30.000
401	03	21	00	Primas por antigüedad a obreros	3.628.800	0	0	0	0	0	3.628.800
401	03	22	00	Primas de profesionalización a obreros	761.599	0	0	0	0	0	761.599
401	04	00	00	Complementos de sueldos y salarios	325.962.326	0	0	0	0	0	325.962.326
401	04	06	00	Complemento a empleados por comisión de servicios	14.409.125	0	0	0	0	0	14.409.125
401	04	08	00	Bono compensatorio de alimentación a empleados	13.907.498	0	0	0	0	0	13.907.498
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	420.095	0	0	0	0	0	420.095
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	450.240	0	0	0	0	0	450.240
401	04	18	00	Bono compensatorio de alimentación a obreros	6.539.130	0	0	0	0	0	6.539.130
401	04	19	00	Bono compensatorio de transporte a obreros	32.400	0	0	0	0	0	32.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.535.025	0	0	0	0	0	3.535.025

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	44	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por comisión de servicios	1.318.091	0	0	0	0	0	1.318.091
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	94.770	0	0	0	0	0	94.770
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	16.453.056	0	0	0	0	0	16.453.056
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	3.056.333	0	0	0	0	0	3.056.333
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	253.380	0	0	0	0	0	253.380
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	20.981.790	0	0	0	0	0	20.981.790
401	04	96	00	Otros complementos a empleados	216.349.420	0	0	0	0	0	216.349.420
401	04	97	00	Otros complementos a obreros	14.267.373	0	0	0	0	0	14.267.373
401	04	98	00	Otros complementos al personal contratado	13.894.600	0	0	0	0	0	13.894.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	135.898.189	0	0	0	0	0	135.898.189
401	05	01	00	Aguinaldos a empleados	67.385.704	0	0	0	0	0	67.385.704
401	05	03	00	Bono vacacional a empleados	29.087.357	0	0	0	0	0	29.087.357
401	05	04	00	Aguinaldos a obreros	9.750.437	0	0	0	0	0	9.750.437
401	05	06	00	Bono vacacional a obreros	4.755.791	0	0	0	0	0	4.755.791
401	05	07	00	Aguinaldos al personal contratado	6.758.483	0	0	0	0	0	6.758.483
401	05	08	00	Bono vacacional al personal contratado	552.933	0	0	0	0	0	552.933
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	146.750	0	0	0	0	0	146.750
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	63.345	0	0	0	0	0	63.345
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	12.151.945	0	0	0	0	0	12.151.945
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	5.245.444	0	0	0	0	0	5.245.444
401	06	00	00	Aportes patronales y legales	30.214.052	0	0	0	0	0	30.214.052
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.218.986	0	0	0	0	0	4.218.986
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	8.441.659	0	0	0	0	0	8.441.659
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.146.931	0	0	0	0	0	1.146.931
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	5.627.771	0	0	0	0	0	5.627.771
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.676.860	0	0	0	0	0	1.676.860
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.304.426	0	0	0	0	0	1.304.426
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	372.636	0	0	0	0	0	372.636
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	869.617	0	0	0	0	0	869.617
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por	1.862.500	0	0	0	0	0	1.862.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				personal contratado							
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	675.848	0	0	0	0	0	675.848
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	15.664	0	0	0	0	0	15.664
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	22.012	0	0	0	0	0	22.012
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	14.675	0	0	0	0	0	14.675
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	926.542	0	0	0	0	0	926.542
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.822.730	0	0	0	0	0	1.822.730
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.215.195	0	0	0	0	0	1.215.195
401	07	00	00	Asistencia socio-económica	267.897.415	0	0	0	0	0	267.897.415
401	07	01	00	Capacitación y adiestramiento a empleados	1.650.000	0	0	0	0	0	1.650.000
401	07	02	00	Becas a empleados	1.080.000	0	0	0	0	0	1.080.000
401	07	03	00	Ayudas por matrimonio a empleados	140.400	0	0	0	0	0	140.400
401	07	04	00	Ayudas por nacimiento de hijos a empleados	140.400	0	0	0	0	0	140.400
401	07	05	00	Ayudas por defunción a empleados	140.400	0	0	0	0	0	140.400
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	115.790.287	0	0	0	0	0	115.790.287
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	44.025.000	0	0	0	0	0	44.025.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.027.504	0	0	0	0	0	3.027.504
401	07	10	00	Dotación de uniformes a empleados	2.160.000	0	0	0	0	0	2.160.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.612.800	0	0	0	0	0	1.612.800
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.440.000	0	0	0	0	0	1.440.000
401	07	17	00	Capacitación y adiestramiento a obreros	495.000	0	0	0	0	0	495.000
401	07	18	00	Becas a obreros	540.000	0	0	0	0	0	540.000
401	07	19	00	Ayudas por matrimonio de obreros	117.000	0	0	0	0	0	117.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	117.000	0	0	0	0	0	117.000
401	07	21	00	Ayudas por defunción a obreros	70.200	0	0	0	0	0	70.200
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	15.558.512	0	0	0	0	0	15.558.512
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	18.000.000	0	0	0	0	0	18.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.000.000	0	0	0	0	0	1.000.000
401	07	26	00	Dotación de uniformes a obreros	800.000	0	0	0	0	0	800.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	672.000	0	0	0	0	0	672.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	960.000	0	0	0	0	0	960.000
401	07	33	00	Asistencia socio-económica al personal contratado	23.526.751	0	0	0	0	0	23.526.751
401	07	52	00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular	330.000	0	0	0	0	0	330.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	9.360	0	0	0	0	0	9.360
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	9.360	0	0	0	0	0	9.360
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	9.360	0	0	0	0	0	9.360
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	278.982	0	0	0	0	0	278.982
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	300.000	0	0	0	0	0	300.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	60.000	0	0	0	0	0	60.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	93.600	0	0	0	0	0	93.600
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	93.600	0	0	0	0	0	93.600
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	46.800	0	0	0	0	0	46.800
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	21.928.099	0	0	0	0	0	21.928.099
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	9.675.000	0	0	0	0	0	9.675.000
401	07	97	00	Otras subvenciones a obreros	2.000.000	0	0	0	0	0	2.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	63.766.794	0	0	0	0	0	63.766.794
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	42.471.122	0	0	0	0	0	42.471.122
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	6.718.811	0	0	0	0	0	6.718.811
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	5.632.069	0	0	0	0	0	5.632.069
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	122.291	0	0	0	0	0	122.291
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	8.822.501	0	0	0	0	0	8.822.501
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**97.275.948**	**0**	**0**	**0**	**0**	**0**	**97.275.948**
402	01	00	00	Productos alimenticios y agropecuarios	19.678.173	0	0	0	0	0	19.678.173
402	01	01	00	Alimentos y bebidas para personas	19.678.173	0	0	0	0	0	19.678.173
402	03	00	00	Textiles y vestuarios	7.039.936	0	0	0	0	0	7.039.936
402	03	01	00	Textiles	844.604	0	0	0	0	0	844.604
402	03	02	00	Prendas de vestir	5.030.122	0	0	0	0	0	5.030.122
402	03	03	00	Calzados	1.060.210	0	0	0	0	0	1.060.210

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	99	00	Otros productos textiles y vestuarios	105.000	0	0	0	0	0	105.000
402	04	00	00	Productos de cuero y caucho	1.804.842	0	0	0	0	0	1.804.842
402	04	02	00	Productos de cuero y sucedáneos del cuero	30.000	0	0	0	0	0	30.000
402	04	03	00	Cauchos y tripas para vehículos	1.717.342	0	0	0	0	0	1.717.342
402	04	99	00	Otros productos de cuero y caucho	57.500	0	0	0	0	0	57.500
402	05	00	00	Productos de papel, cartón e impresos	9.399.717	0	0	0	0	0	9.399.717
402	05	01	00	Pulpa de madera, papel y cartón	1.688.315	0	0	0	0	0	1.688.315
402	05	02	00	Envases y cajas de papel y cartón	346.044	0	0	0	0	0	346.044
402	05	03	00	Productos de papel y cartón para oficina	4.134.758	0	0	0	0	0	4.134.758
402	05	04	00	Libros, revistas y periódicos	896.340	0	0	0	0	0	896.340
402	05	05	00	Material de enseñanza	419.893	0	0	0	0	0	419.893
402	05	06	00	Productos de papel y cartón para computación	62.873	0	0	0	0	0	62.873
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.560.356	0	0	0	0	0	1.560.356
402	05	99	00	Otros productos de pulpa, papel y cartón	291.138	0	0	0	0	0	291.138
402	06	00	00	Productos químicos y derivados	4.151.818	0	0	0	0	0	4.151.818
402	06	01	00	Sustancias químicas y de uso industrial	35.445	0	0	0	0	0	35.445
402	06	02	00	Abonos, plaguicidas y otros	35.710	0	0	0	0	0	35.710
402	06	03	00	Tintas, pinturas y colorantes	1.256.812	0	0	0	0	0	1.256.812
402	06	04	00	Productos farmacéuticos y medicamentos	425.031	0	0	0	0	0	425.031
402	06	05	00	Productos de tocador	100.312	0	0	0	0	0	100.312
402	06	06	00	Combustibles y lubricantes	619.944	0	0	0	0	0	619.944
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.800	0	0	0	0	0	1.800
402	06	08	00	Productos plásticos	1.591.756	0	0	0	0	0	1.591.756
402	06	99	00	Otros productos de la industria química y conexos	85.008	0	0	0	0	0	85.008
402	07	00	00	Productos minerales no metálicos	475.996	0	0	0	0	0	475.996
402	07	01	00	Productos de barro, loza y porcelana	10.000	0	0	0	0	0	10.000
402	07	02	00	Vidrios y productos de vidrio	206.000	0	0	0	0	0	206.000
402	07	03	00	Productos de arcilla para construcción	109.996	0	0	0	0	0	109.996
402	07	04	00	Cemento, cal y yeso	100.000	0	0	0	0	0	100.000
402	07	99	00	Otros productos minerales no metálicos	50.000	0	0	0	0	0	50.000
402	08	00	00	Productos metálicos	12.629.886	0	0	0	0	0	12.629.886

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	01	00	Productos primarios de hierro y acero	265.004	0	0	0	0	0	265.004
402	08	02	00	Productos de metales no ferrosos	32.400	0	0	0	0	0	32.400
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.671.376	0	0	0	0	0	2.671.376
402	08	04	00	Productos metálicos estructurales	150.000	0	0	0	0	0	150.000
402	08	07	00	Material de señalamiento	5.082.180	0	0	0	0	0	5.082.180
402	08	08	00	Material de educación	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.210.315	0	0	0	0	0	3.210.315
402	08	10	00	Repuestos y accesorios para otros equipos	977.599	0	0	0	0	0	977.599
402	08	99	00	Otros productos metálicos	231.012	0	0	0	0	0	231.012
402	09	00	00	Productos de madera	528.000	0	0	0	0	0	528.000
402	09	01	00	Productos primarios de madera	18.000	0	0	0	0	0	18.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	450.000	0	0	0	0	0	450.000
402	09	99	00	Otros productos de madera	60.000	0	0	0	0	0	60.000
402	10	00	00	Productos varios y útiles diversos	39.204.421	0	0	0	0	0	39.204.421
402	10	01	00	Artículos de deporte, recreación y juguetes	1.085.330	0	0	0	0	0	1.085.330
402	10	02	00	Materiales y útiles de limpieza y aseo	1.667.940	0	0	0	0	0	1.667.940
402	10	03	00	Utensilios de cocina y comedor	263.685	0	0	0	0	0	263.685
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	15.000	0	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.270.845	0	0	0	0	0	4.270.845
402	10	06	00	Condecoraciones, ofrendas y similares	412.085	0	0	0	0	0	412.085
402	10	07	00	Productos de seguridad en el trabajo	1.768.058	0	0	0	0	0	1.768.058
402	10	08	00	Materiales para equipos de computación	14.103.828	0	0	0	0	0	14.103.828
402	10	09	00	Especies timbradas y valores	30.000	0	0	0	0	0	30.000
402	10	11	00	Materiales eléctricos	11.021.896	0	0	0	0	0	11.021.896
402	10	12	00	Materiales para instalaciones sanitarias	2.787.000	0	0	0	0	0	2.787.000
402	10	13	00	Materiales fotográficos	140.000	0	0	0	0	0	140.000
402	10	99	00	Otros productos y útiles diversos	1.638.754	0	0	0	0	0	1.638.754
402	99	00	00	Otros materiales y suministros	2.363.159	0	0	0	0	0	2.363.159
402	99	01	00	Otros materiales y suministros	2.363.159	0	0	0	0	0	2.363.159
403	**00**	**00**	**00**	**Servicios no personales**	**821.741.395**	**0**	**0**	**0**	**0**	**0**	**821.741.395**
403	01	00	00	Alquileres de inmuebles	5.292.740	0	0	0	0	0	5.292.740

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	01	00	Alquileres de edificios y locales	4.684.930	0	0	0	0	0	4.684.930
403	01	02	00	Alquileres de instalaciones culturales y recreativas	607.810	0	0	0	0	0	607.810
403	02	00	00	Alquileres de maquinaria y equipos	5.424.804	0	0	0	0	0	5.424.804
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	4.851.804	0	0	0	0	0	4.851.804
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	60.000	0	0	0	0	0	60.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	0	50.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	463.000	0	0	0	0	0	463.000
403	03	00	00	Derechos sobre bienes intangibles	9.999	0	0	0	0	0	9.999
403	03	03	00	Paquetes y programas de computación	9.999	0	0	0	0	0	9.999
403	04	00	00	Servicios básicos	8.005.330	0	0	0	0	0	8.005.330
403	04	01	00	Electricidad	1.940.000	0	0	0	0	0	1.940.000
403	04	02	00	Gas	100.000	0	0	0	0	0	100.000
403	04	03	00	Agua	321.000	0	0	0	0	0	321.000
403	04	04	00	Teléfonos	4.023.330	0	0	0	0	0	4.023.330
403	04	05	00	Servicio de comunicaciones	1.004.670	0	0	0	0	0	1.004.670
403	04	06	00	Servicio de aseo urbano y domiciliario	116.330	0	0	0	0	0	116.330
403	04	07	00	Servicio de condominio	500.000	0	0	0	0	0	500.000
403	06	00	00	Servicios de transporte y almacenaje	3.022.914	0	0	0	0	0	3.022.914
403	06	01	00	Fletes y embalajes	808.109	0	0	0	0	0	808.109
403	06	02	00	Almacenaje	500.000	0	0	0	0	0	500.000
403	06	03	00	Estacionamiento	293.350	0	0	0	0	0	293.350
403	06	04	00	Peaje	11.040	0	0	0	0	0	11.040
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.410.415	0	0	0	0	0	1.410.415
403	07	00	00	Servicios de información, impresión y relaciones públicas	390.352.183	0	0	0	0	0	390.352.183
403	07	01	00	Publicidad y propaganda	200.099.980	0	0	0	0	0	200.099.980
403	07	02	00	Imprenta y reproducción	77.613.316	0	0	0	0	0	77.613.316
403	07	03	00	Relaciones sociales	75.497.720	0	0	0	0	0	75.497.720
403	07	04	00	Avisos	37.141.167	0	0	0	0	0	37.141.167
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.077.953	0	0	0	0	0	7.077.953
403	08	01	00	Primas y gastos de seguros	6.914.527	0	0	0	0	0	6.914.527
403	08	02	00	Comisiones y gastos bancarios	113.426	0	0	0	0	0	113.426

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	03	00	Comisiones y gastos de adquisición de seguros	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	46.853.150	0	0	0	0	0	46.853.150
403	09	01	00	Viáticos y pasajes dentro del país	33.485.670	0	0	0	0	0	33.485.670
403	09	02	00	Viáticos y pasajes fuera del país	13.325.854	0	0	0	0	0	13.325.854
403	09	03	00	Asignación por kilómetros recorridos	41.626	0	0	0	0	0	41.626
403	10	00	00	Servicios profesionales y técnicos	114.790.351	0	0	0	0	0	114.790.351
403	10	01	00	Servicios jurídicos	150.000	0	0	0	0	0	150.000
403	10	03	00	Servicios de procesamiento de datos	2.287.342	0	0	0	0	0	2.287.342
403	10	04	00	Servicios de ingeniería y arquitectónicos	3.192.183	0	0	0	0	0	3.192.183
403	10	07	00	Servicios de capacitación y adiestramiento	14.787.771	0	0	0	0	0	14.787.771
403	10	09	00	Servicios de lavandería y tintorería	55.550	0	0	0	0	0	55.550
403	10	10	00	Servicios de vigilancia	305.250	0	0	0	0	0	305.250
403	10	11	00	Servicios para la elaboración y suministro de comida	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	93.982.255	0	0	0	0	0	93.982.255
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	18.081.300	0	0	0	0	0	18.081.300
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.000.000	0	0	0	0	0	2.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	9.610.432	0	0	0	0	0	9.610.432
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	346.208	0	0	0	0	0	346.208
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	271.290	0	0	0	0	0	271.290
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.787.058	0	0	0	0	0	4.787.058
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.066.312	0	0	0	0	0	1.066.312
403	12	00	00	Conservación y reparaciones menores de obras	24.341.132	0	0	0	0	0	24.341.132
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	19.341.132	0	0	0	0	0	19.341.132
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	5.000.000	0	0	0	0	0	5.000.000
403	13	00	00	Servicios de construcciones temporales	250.666	0	0	0	0	0	250.666
403	13	01	00	Servicios de construcciones temporales	250.666	0	0	0	0	0	250.666
403	15	00	00	Servicios fiscales	825.548	0	0	0	0	0	825.548
403	15	01	00	Derechos de importación y servicios aduaneros	472.058	0	0	0	0	0	472.058
403	15	02	00	Tasas y otros derechos obligatorios	268.996	0	0	0	0	0	268.996
403	15	99	00	Otros servicios fiscales	84.494	0	0	0	0	0	84.494

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	8.406.441	0	0	0	0	0	8.406.441
403	16	01	00	Servicios de diversión, esparcimiento y culturales	8.406.441	0	0	0	0	0	8.406.441
403	18	00	00	Impuestos indirectos	167.139.149	0	0	0	0	0	167.139.149
403	18	01	00	Impuesto al valor agregado	166.991.811	0	0	0	0	0	166.991.811
403	18	99	00	Otros impuestos indirectos	147.338	0	0	0	0	0	147.338
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	542.655	0	0	0	0	0	542.655
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	542.655	0	0	0	0	0	542.655
403	99	00	00	Otros servicios no personales	21.325.080	0	0	0	0	0	21.325.080
403	99	01	00	Otros servicios no personales	21.325.080	0	0	0	0	0	21.325.080
404	**00**	**00**	**00**	**Activos reales**	**624.230.774**	**0**	**0**	**0**	**0**	**0**	**624.230.774**
404	01	00	00	Repuestos y reparaciones mayores	25.000.000	0	0	0	0	0	25.000.000
404	01	01	00	Repuestos mayores	16.800.000	0	0	0	0	0	16.800.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	4.000.000	0	0	0	0	0	4.000.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	7.000.000	0	0	0	0	0	7.000.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	4.100.000	0	0	0	0	0	4.100.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	1.700.000	0	0	0	0	0	1.700.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	8.200.000	0	0	0	0	0	8.200.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	5.000.000	0	0	0	0	0	5.000.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	2.500.000	0	0	0	0	0	2.500.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	700.000	0	0	0	0	0	700.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	261.924.913	0	0	0	0	0	261.924.913
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	261.924.913	0	0	0	0	0	261.924.913
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	16.432.266	0	0	0	0	0	16.432.266
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	5.500.000	0	0	0	0	0	5.500.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	300.000	0	0	0	0	0	300.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.928.932	0	0	0	0	0	1.928.932
404	03	05	00	Maquinaria y equipos industriales y de taller	333.334	0	0	0	0	0	333.334
404	03	06	00	Maquinaria y equipos de energía	5.370.000	0	0	0	0	0	5.370.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	3.000.000	0	0	0	0	0	3.000.000
404	04	00	00	Equipos de transporte, tracción y elevación	37.568.000	0	0	0	0	0	37.568.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	01	00	Vehículos automotores terrestres	37.268.000	0	0	0	0	0	37.268.000
404	04	05	00	Vehículos de tracción no motorizados	100.000	0	0	0	0	0	100.000
404	04	06	00	Equipos auxiliares de transporte	200.000	0	0	0	0	0	200.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.565.179	0	0	0	0	0	6.565.179
404	05	01	00	Equipos de telecomunicaciones	5.061.171	0	0	0	0	0	5.061.171
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	1.504.008	0	0	0	0	0	1.504.008
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.301.138	0	0	0	0	0	5.301.138
404	07	01	00	Equipos científicos y de laboratorio	4.795.138	0	0	0	0	0	4.795.138
404	07	02	00	Equipos de enseñanza, deporte y recreación	177.000	0	0	0	0	0	177.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	4.000	0	0	0	0	0	4.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	325.000	0	0	0	0	0	325.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	124.739.878	0	0	0	0	0	124.739.878
404	09	01	00	Mobiliario y equipos de oficina	88.788.347	0	0	0	0	0	88.788.347
404	09	02	00	Equipos de computación	22.247.907	0	0	0	0	0	22.247.907
404	09	03	00	Mobiliario y equipos de alojamiento	8.915.424	0	0	0	0	0	8.915.424
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	4.788.200	0	0	0	0	0	4.788.200
404	11	00	00	Inmuebles, maquinaria y equipos usados	137.429.315	0	0	0	0	0	137.429.315
404	11	02	00	Adquisición de edificios e instalaciones	135.427.980	0	0	0	0	0	135.427.980
404	11	05	00	Adquisición de maquinaria y equipos usados	2.001.335	0	0	0	0	0	2.001.335
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	2.001.335	0	0	0	0	0	2.001.335
404	12	00	00	Activos intangibles	6.214.000	0	0	0	0	0	6.214.000
404	12	04	00	Paquetes y programas de computación	6.208.000	0	0	0	0	0	6.208.000
404	12	99	00	Otros activos intangibles	6.000	0	0	0	0	0	6.000
404	15	00	00	Construcciones del dominio privado	1.000.000	0	0	0	0	0	1.000.000
404	15	05	00	Construcciones de edificaciones para oficina	1.000.000	0	0	0	0	0	1.000.000
404	99	00	00	Otros activos reales	2.056.085	0	0	0	0	0	2.056.085
404	99	01	00	Otros activos reales	2.056.085	0	0	0	0	0	2.056.085
407	**00**	**00**	**00**	**Transferencias y donaciones**	**766.190.540**	**6.394.053.756**	**0**	**0**	**0**	**0**	**7.160.244.296**
407	01	00	00	Transferencias y donaciones corrientes internas	646.787.263	0	0	0	0	0	646.787.263
407	01	01	00	Transferencias corrientes internas al sector privado	13.947.254	0	0	0	0	0	13.947.254
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.140.000	0	0	0	0	0	1.140.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.400.000	0	0	0	0	0	2.400.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	498.908	0	0	0	0	0	498.908
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.060.718	0	0	0	0	0	1.060.718
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	375.000	0	0	0	0	0	375.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.116.278	0	0	0	0	0	1.116.278
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	1.050.000	0	0	0	0	0	1.050.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	2.232.500	0	0	0	0	0	2.232.500
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	1.500.000	0	0	0	0	0	1.500.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.573.850	0	0	0	0	0	2.573.850
407	01	02	00	Donaciones corrientes internas al sector privado	28.630.500	0	0	0	0	0	28.630.500
407	01	02	01	Donaciones corrientes a personas	16.630.500	0	0	0	0	0	16.630.500
407	01	02	02	Donaciones corrientes a instituciones sin fines de lucro	12.000.000	0	0	0	0	0	12.000.000
407	01	03	00	Transferencias corrientes internas al sector público	604.209.509	0	0	0	0	0	604.209.509
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	604.209.509	0	0	0	0	0	604.209.509
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.000.000	0	0	0	0	0	2.000.000
407	02	01	00	Transferencias corrientes al exterior	2.000.000	0	0	0	0	0	2.000.000
407	02	01	04	Transferencias corrientes a organismos internacionales	2.000.000	0	0	0	0	0	2.000.000
407	03	00	00	Transferencias y donaciones de capital internas	102.403.277	6.394.053.756	0	0	0	0	6.496.457.033
407	03	03	00	Transferencias de capital internas al sector público	102.403.277	6.394.053.756	0	0	0	0	6.496.457.033
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	102.403.277	0	0	0	0	0	102.403.277
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	6.394.053.756	0	0	0	0	6.394.053.756
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	15.000.000	0	0	0	0	0	15.000.000
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	15.000.000	0	0	0	0	0	15.000.000
407	12	02	01	Transferencias de Capital a Consejos Comunales	15.000.000	0	0	0	0	0	15.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.000.000**	**0**	**0**	**0**	**0**	**0**	**10.000.000**
411	01	00	00	Disminución de gastos de personal por pagar	10.000.000	0	0	0	0	0	10.000.000
411	01	01	00	Disminución de sueldos, salarios y otras remuneraciones por pagar	10.000.000	0	0	0	0	0	10.000.000
				Totales	**3.278.700.000**	**6.394.053.756**	**0**	**0**	**0**	**0**	**9.672.753.756**

60

Ministerio del Poder Popular de Planificación y Finanzas

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.233.647.239**	**0**	**0**	**0**	**0**	**0**	**1.233.647.239**
401	01	00	00	Sueldos, salarios y otras retribuciones	199.084.269	0	0	0	0	0	199.084.269
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	83.821.588	0	0	0	0	0	83.821.588
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	37.533.480	0	0	0	0	0	37.533.480
401	01	03	00	Suplencias a empleados	1.937.680	0	0	0	0	0	1.937.680
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	17.063.235	0	0	0	0	0	17.063.235
401	01	13	00	Suplencias a obreros	30.360	0	0	0	0	0	30.360
401	01	18	00	Remuneraciones al personal contratado	51.650.958	0	0	0	0	0	51.650.958
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.122.011	0	0	0	0	0	1.122.011
401	01	29	00	Dietas	558.900	0	0	0	0	0	558.900
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	93.600	0	0	0	0	0	93.600
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	4.814.323	0	0	0	0	0	4.814.323
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	0	50.000
401	01	38	00	Dietas del personal de alto nivel y de dirección	50.000	0	0	0	0	0	50.000
401	01	99	00	Otras retribuciones	358.134	0	0	0	0	0	358.134
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	13.942.179	0	0	0	0	0	13.942.179
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	7.598.331	0	0	0	0	0	7.598.331
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	6.343.848	0	0	0	0	0	6.343.848
401	03	00	00	Primas	71.930.022	0	0	0	0	0	71.930.022
401	03	02	00	Primas de transporte a empleados	3.607.604	0	0	0	0	0	3.607.604
401	03	04	00	Primas por hijos a empleados	957.600	0	0	0	0	0	957.600
401	03	08	00	Primas de profesionalización a empleados	10.749.532	0	0	0	0	0	10.749.532
401	03	09	00	Primas por antigüedad a empleados	12.557.102	0	0	0	0	0	12.557.102
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	25.391.670	0	0	0	0	0	25.391.670
401	03	17	00	Primas de transporte a obreros	24.728	0	0	0	0	0	24.728
401	03	19	00	Primas por hijos de obreros	843.384	0	0	0	0	0	843.384
401	03	21	00	Primas por antigüedad a obreros	3.737.520	0	0	0	0	0	3.737.520
401	03	22	00	Primas de profesionalización a obreros	523.915	0	0	0	0	0	523.915
401	03	37	00	Primas de transporte al personal contratado	5.431.632	0	0	0	0	0	5.431.632
401	03	40	00	Primas de profesionalización al personal contratado	1.610.895	0	0	0	0	0	1.610.895

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	41	00	Primas por antigüedad al personal contratado	3.249.000	0	0	0	0	0	3.249.000
401	03	47	00	Primas al personal de alto nivel y de dirección	268.334	0	0	0	0	0	268.334
401	03	95	00	Otras primas al personal de alto nivel y de dirección	4.332	0	0	0	0	0	4.332
401	03	97	00	Otras primas a empleados	2.964.209	0	0	0	0	0	2.964.209
401	03	98	00	Otras primas a obreros	8.565	0	0	0	0	0	8.565
401	04	00	00	Complementos de sueldos y salarios	161.894.996	0	0	0	0	0	161.894.996
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	4.188.328	0	0	0	0	0	4.188.328
401	04	02	00	Complemento a empleados por trabajo nocturno	457.816	0	0	0	0	0	457.816
401	04	03	00	Complemento a empleados por gastos de alimentación	40.000	0	0	0	0	0	40.000
401	04	04	00	Complemento a empleados por gastos de transporte	3.054.800	0	0	0	0	0	3.054.800
401	04	05	00	Complemento a empleados por gastos de representación	45.000	0	0	0	0	0	45.000
401	04	06	00	Complemento a empleados por comisión de servicios	2.919.294	0	0	0	0	0	2.919.294
401	04	08	00	Bono compensatorio de alimentación a empleados	36.614.320	0	0	0	0	0	36.614.320
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	4.865.600	0	0	0	0	0	4.865.600
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	387.776	0	0	0	0	0	387.776
401	04	17	00	Complemento a obreros por gastos de transporte	1.964.000	0	0	0	0	0	1.964.000
401	04	18	00	Bono compensatorio de alimentación a obreros	13.379.300	0	0	0	0	0	13.379.300
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	3.879.600	0	0	0	0	0	3.879.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	21.263.000	0	0	0	0	0	21.263.000
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	103.306	0	0	0	0	0	103.306
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	819.780	0	0	0	0	0	819.780
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	9.600	0	0	0	0	0	9.600
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.246.530	0	0	0	0	0	1.246.530
401	04	96	00	Otros complementos a empleados	64.868.116	0	0	0	0	0	64.868.116
401	04	97	00	Otros complementos a obreros	1.788.830	0	0	0	0	0	1.788.830
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	111.055.220	0	0	0	0	0	111.055.220
401	05	01	00	Aguinaldos a empleados	44.920.568	0	0	0	0	0	44.920.568
401	05	03	00	Bono vacacional a empleados	20.183.743	0	0	0	0	0	20.183.743
401	05	04	00	Aguinaldos a obreros	13.282.278	0	0	0	0	0	13.282.278
401	05	06	00	Bono vacacional a obreros	4.121.603	0	0	0	0	0	4.121.603
401	05	07	00	Aguinaldos al personal contratado	15.073.148	0	0	0	0	0	15.073.148

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	9.337.681	0	0	0	0	0	9.337.681
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	111.352	0	0	0	0	0	111.352
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	20.960	0	0	0	0	0	20.960
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	3.000.059	0	0	0	0	0	3.000.059
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.003.828	0	0	0	0	0	1.003.828
401	06	00	00	Aportes patronales y legales	37.267.563	0	0	0	0	0	37.267.563
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.339.876	0	0	0	0	0	12.339.876
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.805.715	0	0	0	0	0	3.805.715
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.911.307	0	0	0	0	0	2.911.307
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.827.531	0	0	0	0	0	2.827.531
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.592.670	0	0	0	0	0	4.592.670
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.499.888	0	0	0	0	0	1.499.888
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	842.492	0	0	0	0	0	842.492
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.010.163	0	0	0	0	0	1.010.163
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.782.614	0	0	0	0	0	4.782.614
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.166.239	0	0	0	0	0	1.166.239
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	20.000	0	0	0	0	0	20.000
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	7.500	0	0	0	0	0	7.500
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	5.000	0	0	0	0	0	5.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.088.884	0	0	0	0	0	1.088.884
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	210.887	0	0	0	0	0	210.887
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	156.797	0	0	0	0	0	156.797
401	07	00	00	Asistencia socio-económica	452.347.961	0	0	0	0	0	452.347.961
401	07	01	00	Capacitación y adiestramiento a empleados	1.433.025	0	0	0	0	0	1.433.025
401	07	02	00	Becas a empleados	9.063.604	0	0	0	0	0	9.063.604
401	07	03	00	Ayudas por matrimonio a empleados	34.840	0	0	0	0	0	34.840
401	07	04	00	Ayudas por nacimiento de hijos a empleados	93.000	0	0	0	0	0	93.000
401	07	05	00	Ayudas por defunción a empleados	1.200.000	0	0	0	0	0	1.200.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a	940.000	0	0	0	0	0	940.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				empleados							
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	35.782.315	0	0	0	0	0	35.782.315
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	100.136.378	0	0	0	0	0	100.136.378
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.934.007	0	0	0	0	0	4.934.007
401	07	10	00	Dotación de uniformes a empleados	8.474.500	0	0	0	0	0	8.474.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.939.860	0	0	0	0	0	3.939.860
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.920.950	0	0	0	0	0	2.920.950
401	07	17	00	Capacitación y adiestramiento a obreros	310.575	0	0	0	0	0	310.575
401	07	18	00	Becas a obreros	3.957.600	0	0	0	0	0	3.957.600
401	07	19	00	Ayudas por matrimonio de obreros	15.800	0	0	0	0	0	15.800
401	07	20	00	Ayudas por nacimiento de hijos de obreros	78.800	0	0	0	0	0	78.800
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.000.000	0	0	0	0	0	1.000.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	21.583.344	0	0	0	0	0	21.583.344
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	48.074.532	0	0	0	0	0	48.074.532
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.129.793	0	0	0	0	0	2.129.793
401	07	26	00	Dotación de uniformes a obreros	9.468.000	0	0	0	0	0	9.468.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	961.181	0	0	0	0	0	961.181
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.343.793	0	0	0	0	0	1.343.793
401	07	33	00	Asistencia socio-económica al personal contratado	90.000.000	0	0	0	0	0	90.000.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	31.050	0	0	0	0	0	31.050
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	249.306	0	0	0	0	0	249.306
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.024.844	0	0	0	0	0	1.024.844
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	139.104	0	0	0	0	0	139.104
401	07	96	00	Otras subvenciones a empleados	68.123.880	0	0	0	0	0	68.123.880
401	07	97	00	Otras subvenciones a obreros	34.903.880	0	0	0	0	0	34.903.880
401	08	00	00	Prestaciones sociales e indemnizaciones	89.744.847	0	0	0	0	0	89.744.847
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	48.868.145	0	0	0	0	0	48.868.145
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	23.377.475	0	0	0	0	0	23.377.475
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	16.316.839	0	0	0	0	0	16.316.839
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	60.000	0	0	0	0	0	60.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.122.388	0	0	0	0	0	1.122.388
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	100.000	0	0	0	0	0	100.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	100.000	0	0	0	0	0	100.000
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	383.763	0	0	0	0	0	383.763
401	96	00	00	Otros gastos del personal empleado	56.634.409	0	0	0	0	0	56.634.409
401	96	01	00	Otros gastos del personal empleado	56.634.409	0	0	0	0	0	56.634.409
401	97	00	00	Otros gastos del personal obrero	39.262.010	0	0	0	0	0	39.262.010
401	97	01	00	Otros gastos del personal obrero	39.262.010	0	0	0	0	0	39.262.010
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**73.258.979**	**0**	**0**	**0**	**0**	**0**	**73.258.979**
402	01	00	00	Productos alimenticios y agropecuarios	11.790.781	0	0	0	0	0	11.790.781
402	01	01	00	Alimentos y bebidas para personas	11.685.620	0	0	0	0	0	11.685.620
402	01	03	00	Productos agrícolas y pecuarios	50.200	0	0	0	0	0	50.200
402	01	99	00	Otros productos alimenticios y agropecuarios	54.961	0	0	0	0	0	54.961
402	03	00	00	Textiles y vestuarios	3.971.490	0	0	0	0	0	3.971.490
402	03	01	00	Textiles	604.021	0	0	0	0	0	604.021
402	03	02	00	Prendas de vestir	2.613.747	0	0	0	0	0	2.613.747
402	03	03	00	Calzados	407.602	0	0	0	0	0	407.602
402	03	99	00	Otros productos textiles y vestuarios	346.120	0	0	0	0	0	346.120
402	04	00	00	Productos de cuero y caucho	2.410.417	0	0	0	0	0	2.410.417
402	04	02	00	Productos de cuero y sucedáneos del cuero	124.589	0	0	0	0	0	124.589
402	04	03	00	Cauchos y tripas para vehículos	2.285.828	0	0	0	0	0	2.285.828
402	05	00	00	Productos de papel, cartón e impresos	12.233.936	0	0	0	0	0	12.233.936
402	05	01	00	Pulpa de madera, papel y cartón	1.831.667	0	0	0	0	0	1.831.667
402	05	02	00	Envases y cajas de papel y cartón	526.361	0	0	0	0	0	526.361
402	05	03	00	Productos de papel y cartón para oficina	6.052.403	0	0	0	0	0	6.052.403
402	05	04	00	Libros, revistas y periódicos	613.739	0	0	0	0	0	613.739
402	05	05	00	Material de enseñanza	51.100	0	0	0	0	0	51.100
402	05	06	00	Productos de papel y cartón para computación	266.490	0	0	0	0	0	266.490
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.844.090	0	0	0	0	0	2.844.090
402	05	99	00	Otros productos de pulpa, papel y cartón	48.086	0	0	0	0	0	48.086
402	06	00	00	Productos químicos y derivados	5.983.458	0	0	0	0	0	5.983.458

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	01	00	Sustancias químicas y de uso industrial	50.000	0	0	0	0	0	50.000
402	06	02	00	Abonos, plaguicidas y otros	10.600	0	0	0	0	0	10.600
402	06	03	00	Tintas, pinturas y colorantes	2.547.521	0	0	0	0	0	2.547.521
402	06	04	00	Productos farmacéuticos y medicamentos	1.219.016	0	0	0	0	0	1.219.016
402	06	05	00	Productos de tocador	194.366	0	0	0	0	0	194.366
402	06	06	00	Combustibles y lubricantes	472.339	0	0	0	0	0	472.339
402	06	08	00	Productos plásticos	1.460.203	0	0	0	0	0	1.460.203
402	06	99	00	Otros productos de la industria química y conexos	29.413	0	0	0	0	0	29.413
402	07	00	00	Productos minerales no metálicos	275.229	0	0	0	0	0	275.229
402	07	01	00	Productos de barro, loza y porcelana	15.183	0	0	0	0	0	15.183
402	07	02	00	Vidrios y productos de vidrio	131.846	0	0	0	0	0	131.846
402	07	04	00	Cemento, cal y yeso	127.200	0	0	0	0	0	127.200
402	07	99	00	Otros productos minerales no metálicos	1.000	0	0	0	0	0	1.000
402	08	00	00	Productos metálicos	3.427.918	0	0	0	0	0	3.427.918
402	08	01	00	Productos primarios de hierro y acero	18.825	0	0	0	0	0	18.825
402	08	02	00	Productos de metales no ferrosos	6.000	0	0	0	0	0	6.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.090.370	0	0	0	0	0	1.090.370
402	08	04	00	Productos metálicos estructurales	128.000	0	0	0	0	0	128.000
402	08	07	00	Material de señalamiento	18.825	0	0	0	0	0	18.825
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.802.194	0	0	0	0	0	1.802.194
402	08	10	00	Repuestos y accesorios para otros equipos	303.704	0	0	0	0	0	303.704
402	08	99	00	Otros productos metálicos	60.000	0	0	0	0	0	60.000
402	09	00	00	Productos de madera	6.600	0	0	0	0	0	6.600
402	09	01	00	Productos primarios de madera	6.600	0	0	0	0	0	6.600
402	10	00	00	Productos varios y útiles diversos	29.854.524	0	0	0	0	0	29.854.524
402	10	01	00	Artículos de deporte, recreación y juguetes	625.072	0	0	0	0	0	625.072
402	10	02	00	Materiales y útiles de limpieza y aseo	839.359	0	0	0	0	0	839.359
402	10	03	00	Utensilios de cocina y comedor	94.028	0	0	0	0	0	94.028
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	116.968	0	0	0	0	0	116.968
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.775.048	0	0	0	0	0	3.775.048
402	10	06	00	Condecoraciones, ofrendas y similares	1.307.194	0	0	0	0	0	1.307.194

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	1.377.068	0	0	0	0	0	1.377.068
402	10	08	00	Materiales para equipos de computación	13.498.582	0	0	0	0	0	13.498.582
402	10	09	00	Especies timbradas y valores	360	0	0	0	0	0	360
402	10	11	00	Materiales eléctricos	6.760.760	0	0	0	0	0	6.760.760
402	10	12	00	Materiales para instalaciones sanitarias	651.816	0	0	0	0	0	651.816
402	10	13	00	Materiales fotográficos	126.987	0	0	0	0	0	126.987
402	10	99	00	Otros productos y útiles diversos	681.282	0	0	0	0	0	681.282
402	99	00	00	Otros materiales y suministros	3.304.626	0	0	0	0	0	3.304.626
402	99	01	00	Otros materiales y suministros	3.304.626	0	0	0	0	0	3.304.626
403	**00**	**00**	**00**	**Servicios no personales**	**350.258.821**	**0**	**0**	**0**	**0**	**0**	**350.258.821**
403	01	00	00	Alquileres de inmuebles	2.312.888	0	0	0	0	0	2.312.888
403	01	01	00	Alquileres de edificios y locales	1.095.130	0	0	0	0	0	1.095.130
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.217.758	0	0	0	0	0	1.217.758
403	02	00	00	Alquileres de maquinaria y equipos	13.331.532	0	0	0	0	0	13.331.532
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	3.614.588	0	0	0	0	0	3.614.588
403	02	99	00	Alquileres de otras maquinaria y equipos	9.716.944	0	0	0	0	0	9.716.944
403	03	00	00	Derechos sobre bienes intangibles	179.940	0	0	0	0	0	179.940
403	03	03	00	Paquetes y programas de computación	179.940	0	0	0	0	0	179.940
403	04	00	00	Servicios básicos	21.687.254	0	0	0	0	0	21.687.254
403	04	01	00	Electricidad	1.506.000	0	0	0	0	0	1.506.000
403	04	03	00	Agua	111.000	0	0	0	0	0	111.000
403	04	04	00	Teléfonos	6.505.476	0	0	0	0	0	6.505.476
403	04	05	00	Servicio de comunicaciones	6.323.778	0	0	0	0	0	6.323.778
403	04	06	00	Servicio de aseo urbano y domiciliario	435.000	0	0	0	0	0	435.000
403	04	07	00	Servicio de condominio	6.806.000	0	0	0	0	0	6.806.000
403	06	00	00	Servicios de transporte y almacenaje	849.124	0	0	0	0	0	849.124
403	06	01	00	Fletes y embalajes	98.834	0	0	0	0	0	98.834
403	06	02	00	Almacenaje	12.480	0	0	0	0	0	12.480
403	06	03	00	Estacionamiento	76.197	0	0	0	0	0	76.197
403	06	04	00	Peaje	5.355	0	0	0	0	0	5.355
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	656.258	0	0	0	0	0	656.258

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.509.982	0	0	0	0	0	11.509.982
403	07	01	00	Publicidad y propaganda	702.580	0	0	0	0	0	702.580
403	07	02	00	Imprenta y reproducción	2.874.212	0	0	0	0	0	2.874.212
403	07	03	00	Relaciones sociales	6.808.558	0	0	0	0	0	6.808.558
403	07	04	00	Avisos	1.124.632	0	0	0	0	0	1.124.632
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.322.346	0	0	0	0	0	5.322.346
403	08	01	00	Primas y gastos de seguros	5.270.000	0	0	0	0	0	5.270.000
403	08	02	00	Comisiones y gastos bancarios	49.546	0	0	0	0	0	49.546
403	08	03	00	Comisiones y gastos de adquisición de seguros	2.800	0	0	0	0	0	2.800
403	09	00	00	Viáticos y pasajes	12.438.119	0	0	0	0	0	12.438.119
403	09	01	00	Viáticos y pasajes dentro del país	9.618.920	0	0	0	0	0	9.618.920
403	09	02	00	Viáticos y pasajes fuera del país	2.794.199	0	0	0	0	0	2.794.199
403	09	03	00	Asignación por kilómetros recorridos	25.000	0	0	0	0	0	25.000
403	10	00	00	Servicios profesionales y técnicos	35.255.708	0	0	0	0	0	35.255.708
403	10	01	00	Servicios jurídicos	10.125	0	0	0	0	0	10.125
403	10	02	00	Servicios de contabilidad y auditoría	90.000	0	0	0	0	0	90.000
403	10	03	00	Servicios de procesamiento de datos	15.591.976	0	0	0	0	0	15.591.976
403	10	04	00	Servicios de ingeniería y arquitectónicos	5.330.965	0	0	0	0	0	5.330.965
403	10	07	00	Servicios de capacitación y adiestramiento	8.600.067	0	0	0	0	0	8.600.067
403	10	09	00	Servicios de lavandería y tintorería	294.708	0	0	0	0	0	294.708
403	10	11	00	Servicios para la elaboración y suministro de comida	1.087.726	0	0	0	0	0	1.087.726
403	10	99	00	Otros servicios profesionales y técnicos	4.250.141	0	0	0	0	0	4.250.141
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	21.445.361	0	0	0	0	0	21.445.361
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	228.720	0	0	0	0	0	228.720
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.080.723	0	0	0	0	0	8.080.723
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	352.116	0	0	0	0	0	352.116
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.015.500	0	0	0	0	0	1.015.500
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	103.200	0	0	0	0	0	103.200
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.634.686	0	0	0	0	0	6.634.686
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	5.030.416	0	0	0	0	0	5.030.416

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	147.008.574	0	0	0	0	0	147.008.574
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	147.008.574	0	0	0	0	0	147.008.574
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	15.414.496	0	0	0	0	0	15.414.496
403	16	01	00	Servicios de diversión, esparcimiento y culturales	15.414.496	0	0	0	0	0	15.414.496
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	60.000	0	0	0	0	0	60.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	60.000	0	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	51.072.195	0	0	0	0	0	51.072.195
403	18	01	00	Impuesto al valor agregado	51.049.296	0	0	0	0	0	51.049.296
403	18	99	00	Otros impuestos indirectos	22.899	0	0	0	0	0	22.899
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.976.063	0	0	0	0	0	3.976.063
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.976.063	0	0	0	0	0	3.976.063
403	99	00	00	Otros servicios no personales	8.390.239	0	0	0	0	0	8.390.239
403	99	01	00	Otros servicios no personales	8.390.239	0	0	0	0	0	8.390.239
404	**00**	**00**	**00**	**Activos reales**	**82.565.616**	**0**	**0**	**0**	**0**	**0**	**82.565.616**
404	01	00	00	Repuestos y reparaciones mayores	2.707.609	0	0	0	0	0	2.707.609
404	01	01	00	Repuestos mayores	2.045.721	0	0	0	0	0	2.045.721
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	86.700	0	0	0	0	0	86.700
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	133.880	0	0	0	0	0	133.880
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	66.000	0	0	0	0	0	66.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.729.141	0	0	0	0	0	1.729.141
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	661.888	0	0	0	0	0	661.888
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	661.888	0	0	0	0	0	661.888
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.421.010	0	0	0	0	0	2.421.010
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	20.400	0	0	0	0	0	20.400
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.095.150	0	0	0	0	0	1.095.150
404	03	05	00	Maquinaria y equipos industriales y de taller	231.000	0	0	0	0	0	231.000
404	03	06	00	Maquinaria y equipos de energía	74.460	0	0	0	0	0	74.460

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	0	1.000.000
404	04	00	00	Equipos de transporte, tracción y elevación	7.294.359	0	0	0	0	0	7.294.359
404	04	01	00	Vehículos automotores terrestres	7.040.416	0	0	0	0	0	7.040.416
404	04	05	00	Vehículos de tracción no motorizados	253.943	0	0	0	0	0	253.943
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.408.828	0	0	0	0	0	5.408.828
404	05	01	00	Equipos de telecomunicaciones	5.405.768	0	0	0	0	0	5.405.768
404	05	02	00	Equipos de señalamiento	3.060	0	0	0	0	0	3.060
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.500.000	0	0	0	0	0	1.500.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.500.000	0	0	0	0	0	1.500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.856.270	0	0	0	0	0	2.856.270
404	07	01	00	Equipos científicos y de laboratorio	2.040	0	0	0	0	0	2.040
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.312.790	0	0	0	0	0	2.312.790
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	463.440	0	0	0	0	0	463.440
404	07	06	00	Instrumentos musicales y equipos de audio	78.000	0	0	0	0	0	78.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	53.872.252	0	0	0	0	0	53.872.252
404	09	01	00	Mobiliario y equipos de oficina	6.279.412	0	0	0	0	0	6.279.412
404	09	02	00	Equipos de computación	25.303.610	0	0	0	0	0	25.303.610
404	09	03	00	Mobiliario y equipos de alojamiento	12.888.679	0	0	0	0	0	12.888.679
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	9.400.551	0	0	0	0	0	9.400.551
404	12	00	00	Activos intangibles	4.331.707	0	0	0	0	0	4.331.707
404	12	04	00	Paquetes y programas de computación	4.331.707	0	0	0	0	0	4.331.707
404	99	00	00	Otros activos reales	2.173.581	0	0	0	0	0	2.173.581
404	99	01	00	Otros activos reales	2.173.581	0	0	0	0	0	2.173.581
405	**00**	**00**	**00**	**Activos financieros**	**381.647.265**	**0**	**0**	**0**	**0**	**0**	**381.647.265**
405	01	00	00	Aportes en acciones y participaciones de capital	381.647.265	0	0	0	0	0	381.647.265
405	01	03	00	Aportes en acciones y participaciones de capital al sector externo	381.647.265	0	0	0	0	0	381.647.265
405	01	03	01	Aportes en acciones y participaciones de capital a organismos internacionales	381.647.265	0	0	0	0	0	381.647.265
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.074.070.080**	**0**	**0**	**0**	**130.295.086**	**0**	**4.204.365.166**
407	01	00	00	Transferencias y donaciones corrientes internas	3.966.070.080	0	0	0	130.295.086	0	4.096.365.166
407	01	01	00	Transferencias corrientes internas al sector privado	793.249.729	0	0	0	0	0	793.249.729
407	01	01	01	Pensiones del personal empleado, obrero y militar	64.753.236	0	0	0	0	0	64.753.236

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	158.495.789	0	0	0	0	0	158.495.789
407	01	01	04	Becas universitarias en el país	12.480.000	0	0	0	0	0	12.480.000
407	01	01	05	Becas de perfeccionamiento profesional en el país	271.770	0	0	0	0	0	271.770
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	16.092.472	0	0	0	0	0	16.092.472
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	16.000.000	0	0	0	0	0	16.000.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	47.051.532	0	0	0	0	0	47.051.532
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	64.250.034	0	0	0	0	0	64.250.034
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	45.035.860	0	0	0	0	0	45.035.860
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	60.000.000	0	0	0	0	0	60.000.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	157.555.804	0	0	0	0	0	157.555.804
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	151.263.232	0	0	0	0	0	151.263.232
407	01	02	00	Donaciones corrientes internas al sector privado	5.000.000	0	0	0	0	0	5.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	0	5.000.000
407	01	03	00	Transferencias corrientes internas al sector público	3.167.820.351	0	0	0	130.295.086	0	3.298.115.437
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.808.988.964	0	0	0	30.295.086	0	2.839.284.050
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	77.909.608	0	0	0	0	0	77.909.608
407	01	03	10	Transferencias corrientes al Poder Estadal	280.921.779	0	0	0	100.000.000	0	380.921.779
407	03	00	00	Transferencias y donaciones de capital internas	20.000.000	0	0	0	0	0	20.000.000
407	03	03	00	Transferencias de capital internas al sector público	20.000.000	0	0	0	0	0	20.000.000
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	20.000.000	0	0	0	0	0	20.000.000
407	06	00	00	Subsidio de Régimen Especial	88.000.000	0	0	0	0	0	88.000.000
407	06	01	00	Subsidio de Régimen Especial	88.000.000	0	0	0	0	0	88.000.000
408	**00**	**00**	**00**	**Otros gastos**	**6.500.000**	**0**	**0**	**0**	**0**	**0**	**6.500.000**
408	05	00	00	Obligaciones en el ejercicio vigente	6.500.000	0	0	0	0	0	6.500.000
408	05	02	00	Devoluciones y reintegros diversos	6.500.000	0	0	0	0	0	6.500.000
410	**00**	**00**	**00**	**Servicio de la deuda pública**	**45.209.268.804**	**0**	**33.040.862.052**	**0**	**0**	**0**	**78.250.130.856**
410	01	00	00	Servicio de la deuda pública interna a corto plazo	437.206.325	0	72.857.053	0	0	0	510.063.378
410	01	01	00	Servicio de la deuda pública interna a corto plazo de títulos y valores	437.206.325	0	72.857.053	0	0	0	510.063.378
410	01	01	07	Descuentos en colocación de letras del tesoro a corto plazo	437.206.325	0	72.857.053	0	0	0	510.063.378
410	02	00	00	Servicio de la deuda pública interna a largo plazo	27.398.421.722	0	22.919.821.585	0	0	0	50.318.243.307

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
410	02	01	00	Servicio de la deuda pública interna a largo plazo de títulos y valores	27.398.421.722	0	22.919.821.585	0	0	0	50.318.243.307
410	02	01	01	Amortización de la deuda pública interna a largo plazo de títulos y valores	0	0	8.697.409.620	0	0	0	8.697.409.620
410	02	01	03	Intereses de la deuda pública interna a largo plazo de títulos y valores	27.398.421.722	0	14.222.411.965	0	0	0	41.620.833.687
410	04	00	00	Servicio de la deuda pública externa a largo plazo	17.373.640.757	0	10.048.183.414	0	0	0	27.421.824.171
410	04	01	00	Servicio de la deuda pública externa a largo plazo de títulos y valores	16.365.380.249	0	9.320.197.246	0	0	0	25.685.577.495
410	04	01	02	Intereses de la deuda pública externa a largo plazo de títulos y valores	15.835.520.042	0	8.914.038.545	0	0	0	24.749.558.587
410	04	01	04	Comisiones y otros gastos de la deuda pública externa a largo plazo de títulos y valores	529.860.207	0	406.158.701	0	0	0	936.018.908
410	04	02	00	Servicio de la deuda pública externa por préstamos a largo plazo	1.008.260.508	0	727.986.168	0	0	0	1.736.246.676
410	04	02	05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	192.241.484	0	152.496.767	0	0	0	344.738.251
410	04	02	06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	495.552.482	0	362.154.771	0	0	0	857.707.253
410	04	02	07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	272.086.680	0	179.078.022	0	0	0	451.164.702
410	04	02	13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	12.622.901	0	2.603.937	0	0	0	15.226.838
410	04	02	14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	14.745.922	0	10.925.688	0	0	0	25.671.610
410	04	02	15	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	21.011.039	0	20.726.983	0	0	0	41.738.022
411	**00**	**00**	**00**	**Disminución de pasivos**	**73.752.000**	**0**	**0**	**0**	**0**	**0**	**73.752.000**
411	11	00	00	Obligaciones de ejercicios anteriores	73.752.000	0	0	0	0	0	73.752.000
411	11	02	00	Devoluciones y reintegros diversos	25.102.000	0	0	0	0	0	25.102.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	47.150.000	0	0	0	0	0	47.150.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	1.500.000	0	0	0	0	0	1.500.000
				Totales	**51.484.968.804**	**0**	**33.040.862.052**	**0**	**130.295.086**	**0**	**84.656.125.942**

62

Ministerio del Poder Popular para Vivienda y Hábitat

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**279.640.941**	**0**	**0**	**0**	**0**	**0**	**279.640.941**
401	01	00	00	Sueldos, salarios y otras retribuciones	46.703.559	0	0	0	0	0	46.703.559
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	14.961.088	0	0	0	0	0	14.961.088
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	5.996.584	0	0	0	0	0	5.996.584
401	01	18	00	Remuneraciones al personal contratado	25.367.713	0	0	0	0	0	25.367.713
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	260.000	0	0	0	0	0	260.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	48.010	0	0	0	0	0	48.010
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	70.164	0	0	0	0	0	70.164
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	800.000	0	0	0	0	0	800.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	500.000	0	0	0	0	0	500.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	300.000	0	0	0	0	0	300.000
401	03	00	00	Primas	27.001.345	0	0	0	0	0	27.001.345
401	03	02	00	Primas de transporte a empleados	2.520.000	0	0	0	0	0	2.520.000
401	03	03	00	Primas por hogar a empleados	3.200.000	0	0	0	0	0	3.200.000
401	03	04	00	Primas por hijos a empleados	600.000	0	0	0	0	0	600.000
401	03	08	00	Primas de profesionalización a empleados	840.000	0	0	0	0	0	840.000
401	03	09	00	Primas por antigüedad a empleados	1.200.000	0	0	0	0	0	1.200.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	7.800.000	0	0	0	0	0	7.800.000
401	03	17	00	Primas de transporte a obreros	835.200	0	0	0	0	0	835.200
401	03	18	00	Primas por hogar a obreros	835.200	0	0	0	0	0	835.200
401	03	19	00	Primas por hijos de obreros	835.200	0	0	0	0	0	835.200
401	03	21	00	Primas por antigüedad a obreros	840.000	0	0	0	0	0	840.000
401	03	22	00	Primas de profesionalización a obreros	420.000	0	0	0	0	0	420.000
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	197.693	0	0	0	0	0	197.693
401	03	95	00	Otras primas al personal de alto nivel y de dirección	3.949.251	0	0	0	0	0	3.949.251
401	03	97	00	Otras primas a empleados	2.928.801	0	0	0	0	0	2.928.801
401	04	00	00	Complementos de sueldos y salarios	33.495.678	0	0	0	0	0	33.495.678
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	200.000	0	0	0	0	0	200.000
401	04	02	00	Complemento a empleados por trabajo nocturno	150.000	0	0	0	0	0	150.000
401	04	06	00	Complemento a empleados por comisión de servicios	960.000	0	0	0	0	0	960.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	7.200.000	0	0	0	0	0	7.200.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	200.000	0	0	0	0	0	200.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	200.000	0	0	0	0	0	200.000
401	04	18	00	Bono compensatorio de alimentación a obreros	5.405.460	0	0	0	0	0	5.405.460
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	300.000	0	0	0	0	0	300.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	12.360.000	0	0	0	0	0	12.360.000
401	04	27	00	Bono compensatorio de transporte al personal contratado	150.000	0	0	0	0	0	150.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	14.136	0	0	0	0	0	14.136
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.656.082	0	0	0	0	0	2.656.082
401	04	96	00	Otros complementos a empleados	1.500.000	0	0	0	0	0	1.500.000
401	04	97	00	Otros complementos a obreros	700.000	0	0	0	0	0	700.000
401	04	98	00	Otros complementos al personal contratado	1.500.000	0	0	0	0	0	1.500.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	32.280.580	0	0	0	0	0	32.280.580
401	05	01	00	Aguinaldos a empleados	9.029.484	0	0	0	0	0	9.029.484
401	05	03	00	Bono vacacional a empleados	4.299.754	0	0	0	0	0	4.299.754
401	05	04	00	Aguinaldos a obreros	3.212.886	0	0	0	0	0	3.212.886
401	05	06	00	Bono vacacional a obreros	1.285.154	0	0	0	0	0	1.285.154
401	05	07	00	Aguinaldos al personal contratado	7.453.932	0	0	0	0	0	7.453.932
401	05	08	00	Bono vacacional al personal contratado	4.806.055	0	0	0	0	0	4.806.055
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	59.116	0	0	0	0	0	59.116
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	21.826	0	0	0	0	0	21.826
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.426.541	0	0	0	0	0	1.426.541
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	685.832	0	0	0	0	0	685.832
401	06	00	00	Aportes patronales y legales	12.589.627	0	0	0	0	0	12.589.627
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.444.390	0	0	0	0	0	2.444.390
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.074.569	0	0	0	0	0	1.074.569
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	585.455	0	0	0	0	0	585.455
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	900.562	0	0	0	0	0	900.562
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.246.866	0	0	0	0	0	1.246.866
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	372.160	0	0	0	0	0	372.160

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	274.543	0	0	0	0	0	274.543
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	351.292	0	0	0	0	0	351.292
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.558.751	0	0	0	0	0	2.558.751
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	758.312	0	0	0	0	0	758.312
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	16.994	0	0	0	0	0	16.994
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.988	0	0	0	0	0	3.988
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	14.787	0	0	0	0	0	14.787
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	921.369	0	0	0	0	0	921.369
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	203.892	0	0	0	0	0	203.892
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	173.252	0	0	0	0	0	173.252
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	5.000	0	0	0	0	0	5.000
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	187.704	0	0	0	0	0	187.704
401	06	95	00	Otros aportes legales por personal contratado	495.741	0	0	0	0	0	495.741
401	07	00	00	Asistencia socio-económica	109.330.718	0	0	0	0	0	109.330.718
401	07	01	00	Capacitación y adiestramiento a empleados	67.699	0	0	0	0	0	67.699
401	07	03	00	Ayudas por matrimonio a empleados	860	0	0	0	0	0	860
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.200	0	0	0	0	0	1.200
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.771.998	0	0	0	0	0	4.771.998
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	22.665.715	0	0	0	0	0	22.665.715
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	807.000	0	0	0	0	0	807.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	480.000	0	0	0	0	0	480.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	450.000	0	0	0	0	0	450.000
401	07	19	00	Ayudas por matrimonio de obreros	500	0	0	0	0	0	500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	0	1.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.156.639	0	0	0	0	0	1.156.639
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	18.913.611	0	0	0	0	0	18.913.611
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	743.000	0	0	0	0	0	743.000
401	07	26	00	Dotación de uniformes a obreros	1.663.440	0	0	0	0	0	1.663.440

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	560.000	0	0	0	0	0	560.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	600.000	0	0	0	0	0	600.000
401	07	33	00	Asistencia socio-económica al personal contratado	50.710.053	0	0	0	0	0	50.710.053
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	56.020	0	0	0	0	0	56.020
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	117.098	0	0	0	0	0	117.098
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	777.154	0	0	0	0	0	777.154
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.627.731	0	0	0	0	0	3.627.731
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	228.000	0	0	0	0	0	228.000
401	07	96	00	Otras subvenciones a empleados	700.000	0	0	0	0	0	700.000
401	07	97	00	Otras subvenciones a obreros	232.000	0	0	0	0	0	232.000
401	08	00	00	Prestaciones sociales e indemnizaciones	17.439.434	0	0	0	0	0	17.439.434
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.444.322	0	0	0	0	0	5.444.322
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.444.928	0	0	0	0	0	3.444.928
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.245.563	0	0	0	0	0	7.245.563
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	36.482	0	0	0	0	0	36.482
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.268.139	0	0	0	0	0	1.268.139
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**40.775.638**	**0**	**0**	**0**	**0**	**0**	**40.775.638**
402	01	00	00	Productos alimenticios y agropecuarios	4.924.108	0	0	0	0	0	4.924.108
402	01	01	00	Alimentos y bebidas para personas	4.924.108	0	0	0	0	0	4.924.108
402	03	00	00	Textiles y vestuarios	2.486.535	0	0	0	0	0	2.486.535
402	03	01	00	Textiles	540.750	0	0	0	0	0	540.750
402	03	02	00	Prendas de vestir	1.651.035	0	0	0	0	0	1.651.035
402	03	03	00	Calzados	294.750	0	0	0	0	0	294.750
402	04	00	00	Productos de cuero y caucho	1.033.350	0	0	0	0	0	1.033.350
402	04	03	00	Cauchos y tripas para vehículos	733.350	0	0	0	0	0	733.350
402	04	99	00	Otros productos de cuero y caucho	300.000	0	0	0	0	0	300.000
402	05	00	00	Productos de papel, cartón e impresos	5.956.557	0	0	0	0	0	5.956.557
402	05	01	00	Pulpa de madera, papel y cartón	1.137.665	0	0	0	0	0	1.137.665
402	05	02	00	Envases y cajas de papel y cartón	504.780	0	0	0	0	0	504.780

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	2.072.803	0	0	0	0	0	2.072.803
402	05	04	00	Libros, revistas y periódicos	56.845	0	0	0	0	0	56.845
402	05	06	00	Productos de papel y cartón para computación	1.214.500	0	0	0	0	0	1.214.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	492.014	0	0	0	0	0	492.014
402	05	99	00	Otros productos de pulpa, papel y cartón	477.950	0	0	0	0	0	477.950
402	06	00	00	Productos químicos y derivados	3.432.399	0	0	0	0	0	3.432.399
402	06	03	00	Tintas, pinturas y colorantes	2.028.538	0	0	0	0	0	2.028.538
402	06	04	00	Productos farmacéuticos y medicamentos	68.670	0	0	0	0	0	68.670
402	06	05	00	Productos de tocador	62.420	0	0	0	0	0	62.420
402	06	06	00	Combustibles y lubricantes	489.469	0	0	0	0	0	489.469
402	06	08	00	Productos plásticos	783.302	0	0	0	0	0	783.302
402	08	00	00	Productos metálicos	548.050	0	0	0	0	0	548.050
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	301.390	0	0	0	0	0	301.390
402	08	09	00	Repuestos y accesorios para equipos de transporte	246.660	0	0	0	0	0	246.660
402	10	00	00	Productos varios y útiles diversos	13.811.064	0	0	0	0	0	13.811.064
402	10	01	00	Artículos de deporte, recreación y juguetes	224.690	0	0	0	0	0	224.690
402	10	02	00	Materiales y útiles de limpieza y aseo	1.046.589	0	0	0	0	0	1.046.589
402	10	03	00	Utensilios de cocina y comedor	92.910	0	0	0	0	0	92.910
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.870.821	0	0	0	0	0	1.870.821
402	10	06	00	Condecoraciones, ofrendas y similares	30.950	0	0	0	0	0	30.950
402	10	07	00	Productos de seguridad en el trabajo	158.300	0	0	0	0	0	158.300
402	10	08	00	Materiales para equipos de computación	7.717.235	0	0	0	0	0	7.717.235
402	10	09	00	Especies timbradas y valores	17.835	0	0	0	0	0	17.835
402	10	11	00	Materiales eléctricos	54.950	0	0	0	0	0	54.950
402	10	12	00	Materiales para instalaciones sanitarias	97.650	0	0	0	0	0	97.650
402	10	13	00	Materiales fotográficos	102.500	0	0	0	0	0	102.500
402	10	99	00	Otros productos y útiles diversos	2.396.634	0	0	0	0	0	2.396.634
402	99	00	00	Otros materiales y suministros	8.583.575	0	0	0	0	0	8.583.575
402	99	01	00	Otros materiales y suministros	8.583.575	0	0	0	0	0	8.583.575
403	**00**	**00**	**00**	**Servicios no personales**	**68.974.595**	**0**	**0**	**0**	**0**	**0**	**68.974.595**
403	01	00	00	Alquileres de inmuebles	854.300	0	0	0	0	0	854.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	01	00	Alquileres de edificios y locales	600.000	0	0	0	0	0	600.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	254.300	0	0	0	0	0	254.300
403	02	00	00	Alquileres de maquinaria y equipos	309.000	0	0	0	0	0	309.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	59.000	0	0	0	0	0	59.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	250.000	0	0	0	0	0	250.000
403	04	00	00	Servicios básicos	3.275.600	0	0	0	0	0	3.275.600
403	04	01	00	Electricidad	527.200	0	0	0	0	0	527.200
403	04	03	00	Agua	54.400	0	0	0	0	0	54.400
403	04	04	00	Teléfonos	2.515.000	0	0	0	0	0	2.515.000
403	04	05	00	Servicio de comunicaciones	54.000	0	0	0	0	0	54.000
403	04	06	00	Servicio de aseo urbano y domiciliario	125.000	0	0	0	0	0	125.000
403	06	00	00	Servicios de transporte y almacenaje	761.960	0	0	0	0	0	761.960
403	06	01	00	Fletes y embalajes	212.800	0	0	0	0	0	212.800
403	06	02	00	Almacenaje	150.000	0	0	0	0	0	150.000
403	06	03	00	Estacionamiento	29.200	0	0	0	0	0	29.200
403	06	04	00	Peaje	12.000	0	0	0	0	0	12.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	357.960	0	0	0	0	0	357.960
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.034.000	0	0	0	0	0	10.034.000
403	07	01	00	Publicidad y propaganda	7.140.000	0	0	0	0	0	7.140.000
403	07	02	00	Imprenta y reproducción	612.500	0	0	0	0	0	612.500
403	07	03	00	Relaciones sociales	1.161.500	0	0	0	0	0	1.161.500
403	07	04	00	Avisos	1.120.000	0	0	0	0	0	1.120.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.121.600	0	0	0	0	0	1.121.600
403	08	01	00	Primas y gastos de seguros	1.100.000	0	0	0	0	0	1.100.000
403	08	02	00	Comisiones y gastos bancarios	21.600	0	0	0	0	0	21.600
403	09	00	00	Viáticos y pasajes	5.408.739	0	0	0	0	0	5.408.739
403	09	01	00	Viáticos y pasajes dentro del país	4.779.939	0	0	0	0	0	4.779.939
403	09	02	00	Viáticos y pasajes fuera del país	628.800	0	0	0	0	0	628.800
403	10	00	00	Servicios profesionales y técnicos	6.081.740	0	0	0	0	0	6.081.740
403	10	01	00	Servicios jurídicos	66.750	0	0	0	0	0	66.750
403	10	02	00	Servicios de contabilidad y auditoría	150.000	0	0	0	0	0	150.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	03	00	Servicios de procesamiento de datos	346.500	0	0	0	0	0	346.500
403	10	04	00	Servicios de ingeniería y arquitectónicos	4.030.848	0	0	0	0	0	4.030.848
403	10	07	00	Servicios de capacitación y adiestramiento	371.644	0	0	0	0	0	371.644
403	10	11	00	Servicios para la elaboración y suministro de comida	285.000	0	0	0	0	0	285.000
403	10	99	00	Otros servicios profesionales y técnicos	830.998	0	0	0	0	0	830.998
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.288.520	0	0	0	0	0	9.288.520
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.973.000	0	0	0	0	0	3.973.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.600.000	0	0	0	0	0	2.600.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.715.520	0	0	0	0	0	2.715.520
403	12	00	00	Conservación y reparaciones menores de obras	1.878.356	0	0	0	0	0	1.878.356
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.878.356	0	0	0	0	0	1.878.356
403	15	00	00	Servicios fiscales	9.500	0	0	0	0	0	9.500
403	15	02	00	Tasas y otros derechos obligatorios	9.500	0	0	0	0	0	9.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.608.700	0	0	0	0	0	4.608.700
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.608.700	0	0	0	0	0	4.608.700
403	18	00	00	Impuestos indirectos	17.625.810	0	0	0	0	0	17.625.810
403	18	01	00	Impuesto al valor agregado	17.625.810	0	0	0	0	0	17.625.810
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	532.020	0	0	0	0	0	532.020
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	532.020	0	0	0	0	0	532.020
403	99	00	00	Otros servicios no personales	7.184.750	0	0	0	0	0	7.184.750
403	99	01	00	Otros servicios no personales	7.184.750	0	0	0	0	0	7.184.750
404	**00**	**00**	**00**	**Activos reales**	**34.432.036**	**0**	**0**	**0**	**0**	**0**	**34.432.036**
404	01	00	00	Repuestos y reparaciones mayores	165.000	0	0	0	0	0	165.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	165.000	0	0	0	0	0	165.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	75.000	0	0	0	0	0	75.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	90.000	0	0	0	0	0	90.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.175.230	0	0	0	0	0	1.175.230
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.174.330	0	0	0	0	0	1.174.330
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	900	0	0	0	0	0	900
404	04	00	00	Equipos de transporte, tracción y elevación	8.260.350	0	0	0	0	0	8.260.350
404	04	01	00	Vehículos automotores terrestres	8.250.350	0	0	0	0	0	8.250.350

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	05	00	Vehículos de tracción no motorizados	10.000	0	0	0	0	0	10.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.893.200	0	0	0	0	0	1.893.200
404	05	01	00	Equipos de telecomunicaciones	1.100.660	0	0	0	0	0	1.100.660
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	792.540	0	0	0	0	0	792.540
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	609.222	0	0	0	0	0	609.222
404	07	02	00	Equipos de enseñanza, deporte y recreación	95.722	0	0	0	0	0	95.722
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	510.000	0	0	0	0	0	510.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	3.500	0	0	0	0	0	3.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.666.552	0	0	0	0	0	15.666.552
404	09	01	00	Mobiliario y equipos de oficina	4.704.054	0	0	0	0	0	4.704.054
404	09	02	00	Equipos de computación	9.259.878	0	0	0	0	0	9.259.878
404	09	03	00	Mobiliario y equipos de alojamiento	701.820	0	0	0	0	0	701.820
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.000.800	0	0	0	0	0	1.000.800
404	12	00	00	Activos intangibles	1.762.322	0	0	0	0	0	1.762.322
404	12	04	00	Paquetes y programas de computación	1.762.322	0	0	0	0	0	1.762.322
404	99	00	00	Otros activos reales	4.900.160	0	0	0	0	0	4.900.160
404	99	01	00	Otros activos reales	4.900.160	0	0	0	0	0	4.900.160
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.479.500.943**	**0**	**0**	**0**	**0**	**0**	**2.479.500.943**
407	01	00	00	Transferencias y donaciones corrientes internas	979.500.943	0	0	0	0	0	979.500.943
407	01	01	00	Transferencias corrientes internas al sector privado	150.000.000	0	0	0	0	0	150.000.000
407	01	01	01	Pensiones del personal empleado, obrero y militar	6.106.502	0	0	0	0	0	6.106.502
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	53.959.502	0	0	0	0	0	53.959.502
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.154.784	0	0	0	0	0	1.154.784
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	634.006	0	0	0	0	0	634.006
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	4.743.062	0	0	0	0	0	4.743.062
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	14.177.790	0	0	0	0	0	14.177.790
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.298.893	0	0	0	0	0	6.298.893
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	62.925.461	0	0	0	0	0	62.925.461
407	01	02	00	Donaciones corrientes internas al sector privado	2.000.000	0	0	0	0	0	2.000.000
407	01	02	01	Donaciones corrientes a personas	2.000.000	0	0	0	0	0	2.000.000
407	01	03	00	Transferencias corrientes internas al sector público	827.500.943	0	0	0	0	0	827.500.943

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	825.950.943	0	0	0	0	0	825.950.943
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.550.000	0	0	0	0	0	1.550.000
407	03	00	00	Transferencias y donaciones de capital internas	1.500.000.000	0	0	0	0	0	1.500.000.000
407	03	03	00	Transferencias de capital internas al sector público	1.500.000.000	0	0	0	0	0	1.500.000.000
407	03	03	06	Transferencias de capital a entes descentralizados financieros bancarios	1.500.000.000	0	0	0	0	0	1.500.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.476.790**	**0**	**0**	**0**	**0**	**0**	**10.476.790**
411	11	00	00	Obligaciones de ejercicios anteriores	10.476.790	0	0	0	0	0	10.476.790
411	11	03	00	Indemnizaciones diversas	2.000.000	0	0	0	0	0	2.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	8.476.790	0	0	0	0	0	8.476.790
				Totales	**2.913.800.943**	**0**	**0**	**0**	**0**	**0**	**2.913.800.943**

63

Consejo Federal de Gobierno

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**813.451**	**0**	**0**	**0**	**0**	**0**	**813.451**
401	01	00	00	Sueldos, salarios y otras retribuciones	256.288	0	0	0	0	0	256.288
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	256.288	0	0	0	0	0	256.288
401	03	00	00	Primas	71.263	0	0	0	0	0	71.263
401	03	02	00	Primas de transporte a empleados	10.080	0	0	0	0	0	10.080
401	03	03	00	Primas por hogar a empleados	4.800	0	0	0	0	0	4.800
401	03	08	00	Primas de profesionalización a empleados	33.317	0	0	0	0	0	33.317
401	03	09	00	Primas por antigüedad a empleados	23.066	0	0	0	0	0	23.066
401	04	00	00	Complementos de sueldos y salarios	90.720	0	0	0	0	0	90.720
401	04	08	00	Bono compensatorio de alimentación a empleados	90.720	0	0	0	0	0	90.720
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	127.382	0	0	0	0	0	127.382
401	05	01	00	Aguinaldos a empleados	90.987	0	0	0	0	0	90.987
401	05	03	00	Bono vacacional a empleados	36.395	0	0	0	0	0	36.395
401	06	00	00	Aportes patronales y legales	58.232	0	0	0	0	0	58.232
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	32.755	0	0	0	0	0	32.755
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	9.827	0	0	0	0	0	9.827
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.551	0	0	0	0	0	6.551
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	9.099	0	0	0	0	0	9.099
401	07	00	00	Asistencia socio-económica	133.744	0	0	0	0	0	133.744
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	25.629	0	0	0	0	0	25.629
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	90.400	0	0	0	0	0	90.400
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.000	0	0	0	0	0	6.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.715	0	0	0	0	0	3.715
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	8.000	0	0	0	0	0	8.000
401	08	00	00	Prestaciones sociales e indemnizaciones	75.822	0	0	0	0	0	75.822
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	75.822	0	0	0	0	0	75.822
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	25.000	0	0	0	0	0	25.000
402	01	01	00	Alimentos y bebidas para personas	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**736.600**	**0**	**0**	**0**	**0**	**0**	**736.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	575.000	0	0	0	0	0	575.000
403	07	01	00	Publicidad y propaganda	70.000	0	0	0	0	0	70.000
403	07	02	00	Imprenta y reproducción	35.000	0	0	0	0	0	35.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	07	04	00	Avisos	270.000	0	0	0	0	0	270.000
403	09	00	00	Viáticos y pasajes	35.000	0	0	0	0	0	35.000
403	09	01	00	Viáticos y pasajes dentro del país	35.000	0	0	0	0	0	35.000
403	10	00	00	Servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	81.600	0	0	0	0	0	81.600
403	18	01	00	Impuesto al valor agregado	81.600	0	0	0	0	0	81.600
403	99	00	00	Otros servicios no personales	15.000	0	0	0	0	0	15.000
403	99	01	00	Otros servicios no personales	15.000	0	0	0	0	0	15.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**21.277.047.562**	**0**	**0**	**0**	**0**	**0**	**21.277.047.562**
407	01	00	00	Transferencias y donaciones corrientes internas	103.524.949	0	0	0	0	0	103.524.949
407	01	03	00	Transferencias corrientes internas al sector público	103.524.949	0	0	0	0	0	103.524.949
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	103.524.949	0	0	0	0	0	103.524.949
407	03	00	00	Transferencias y donaciones de capital internas	21.173.522.613	0	0	0	0	0	21.173.522.613
407	03	03	00	Transferencias de capital internas al sector público	21.173.522.613	0	0	0	0	0	21.173.522.613
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	21.173.522.613	0	0	0	0	0	21.173.522.613
				Totales	**21.278.622.613**	**0**	**0**	**0**	**0**	**0**	**21.278.622.613**

64

Ministerio del Poder Popular para la Juventud

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**146.375.040**	**0**	**0**	**0**	**0**	**0**	**146.375.040**
401	01	00	00	Sueldos, salarios y otras retribuciones	28.849.394	0	0	0	0	0	28.849.394
401	01	03	00	Suplencias a empleados	3.000.000	0	0	0	0	0	3.000.000
401	01	18	00	Remuneraciones al personal contratado	19.858.531	0	0	0	0	0	19.858.531
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	4.000.000	0	0	0	0	0	4.000.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.990.863	0	0	0	0	0	1.990.863
401	03	00	00	Primas	23.389.947	0	0	0	0	0	23.389.947
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.946.442	0	0	0	0	0	4.946.442
401	03	37	00	Primas de transporte al personal contratado	1.650.528	0	0	0	0	0	1.650.528
401	03	38	00	Primas por hogar al personal contratado	1.112.400	0	0	0	0	0	1.112.400
401	03	39	00	Primas por hijos al personal contratado	667.440	0	0	0	0	0	667.440
401	03	40	00	Primas de profesionalización al personal contratado	1.765.632	0	0	0	0	0	1.765.632
401	03	41	00	Primas por antigüedad al personal contratado	518.400	0	0	0	0	0	518.400
401	03	95	00	Otras primas al personal de alto nivel y de dirección	2.947.154	0	0	0	0	0	2.947.154
401	03	96	00	Otras primas al personal contratado	9.781.951	0	0	0	0	0	9.781.951
401	04	00	00	Complementos de sueldos y salarios	23.575.158	0	0	0	0	0	23.575.158
401	04	26	00	Bono compensatorio de alimentación al personal contratado	13.452.480	0	0	0	0	0	13.452.480
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	1.008.053	0	0	0	0	0	1.008.053
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.574.640	0	0	0	0	0	1.574.640
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.647.504	0	0	0	0	0	1.647.504
401	04	98	00	Otros complementos al personal contratado	5.892.481	0	0	0	0	0	5.892.481
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	20.420.791	0	0	0	0	0	20.420.791
401	05	07	00	Aguinaldos al personal contratado	12.030.481	0	0	0	0	0	12.030.481
401	05	08	00	Bono vacacional al personal contratado	3.928.320	0	0	0	0	0	3.928.320
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	3.363.652	0	0	0	0	0	3.363.652
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.098.338	0	0	0	0	0	1.098.338
401	06	00	00	Aportes patronales y legales	7.168.704	0	0	0	0	0	7.168.704
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.079.412	0	0	0	0	0	4.079.412
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	707.100	0	0	0	0	0	707.100
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.140.516	0	0	0	0	0	1.140.516
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal	197.676	0	0	0	0	0	197.676

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				de alto nivel y de dirección							
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	228.120	0	0	0	0	0	228.120
401	06	95	00	Otros aportes legales por personal contratado	815.880	0	0	0	0	0	815.880
401	07	00	00	Asistencia socio-económica	30.319.504	0	0	0	0	0	30.319.504
401	07	33	00	Asistencia socio-económica al personal contratado	25.836.380	0	0	0	0	0	25.836.380
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	244.944	0	0	0	0	0	244.944
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	122.472	0	0	0	0	0	122.472
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	122.472	0	0	0	0	0	122.472
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.186.128	0	0	0	0	0	1.186.128
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.500.000	0	0	0	0	0	1.500.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	1.307.108	0	0	0	0	0	1.307.108
401	08	00	00	Prestaciones sociales e indemnizaciones	12.351.542	0	0	0	0	0	12.351.542
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	8.987.493	0	0	0	0	0	8.987.493
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.364.049	0	0	0	0	0	3.364.049
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	300.000	0	0	0	0	0	300.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	300.000	0	0	0	0	0	300.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**24.116.498**	**0**	**0**	**0**	**0**	**0**	**24.116.498**
402	01	00	00	Productos alimenticios y agropecuarios	3.677.161	0	0	0	0	0	3.677.161
402	01	01	00	Alimentos y bebidas para personas	3.677.161	0	0	0	0	0	3.677.161
402	03	00	00	Textiles y vestuarios	2.679.480	0	0	0	0	0	2.679.480
402	03	02	00	Prendas de vestir	2.389.480	0	0	0	0	0	2.389.480
402	03	99	00	Otros productos textiles y vestuarios	290.000	0	0	0	0	0	290.000
402	04	00	00	Productos de cuero y caucho	800.000	0	0	0	0	0	800.000
402	04	01	00	Cueros y pieles	20.000	0	0	0	0	0	20.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	20.000	0	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	760.000	0	0	0	0	0	760.000
402	05	00	00	Productos de papel, cartón e impresos	4.642.444	0	0	0	0	0	4.642.444
402	05	01	00	Pulpa de madera, papel y cartón	1.240.000	0	0	0	0	0	1.240.000
402	05	02	00	Envases y cajas de papel y cartón	354.000	0	0	0	0	0	354.000
402	05	03	00	Productos de papel y cartón para oficina	940.000	0	0	0	0	0	940.000
402	05	04	00	Libros, revistas y periódicos	630.000	0	0	0	0	0	630.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	05	00	Material de enseñanza	694.444	0	0	0	0	0	694.444
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	340.000	0	0	0	0	0	340.000
402	05	99	00	Otros productos de pulpa, papel y cartón	444.000	0	0	0	0	0	444.000
402	06	00	00	Productos químicos y derivados	2.396.000	0	0	0	0	0	2.396.000
402	06	03	00	Tintas, pinturas y colorantes	190.000	0	0	0	0	0	190.000
402	06	04	00	Productos farmacéuticos y medicamentos	683.000	0	0	0	0	0	683.000
402	06	05	00	Productos de tocador	220.000	0	0	0	0	0	220.000
402	06	06	00	Combustibles y lubricantes	431.000	0	0	0	0	0	431.000
402	06	08	00	Productos plásticos	872.000	0	0	0	0	0	872.000
402	07	00	00	Productos minerales no metálicos	170.000	0	0	0	0	0	170.000
402	07	01	00	Productos de barro, loza y porcelana	10.000	0	0	0	0	0	10.000
402	07	02	00	Vidrios y productos de vidrio	10.000	0	0	0	0	0	10.000
402	07	99	00	Otros productos minerales no metálicos	150.000	0	0	0	0	0	150.000
402	08	00	00	Productos metálicos	1.228.640	0	0	0	0	0	1.228.640
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	92.535	0	0	0	0	0	92.535
402	08	08	00	Material de educación	936.105	0	0	0	0	0	936.105
402	08	09	00	Repuestos y accesorios para equipos de transporte	200.000	0	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	7.198.720	0	0	0	0	0	7.198.720
402	10	01	00	Artículos de deporte, recreación y juguetes	2.000.000	0	0	0	0	0	2.000.000
402	10	02	00	Materiales y útiles de limpieza y aseo	438.000	0	0	0	0	0	438.000
402	10	03	00	Utensilios de cocina y comedor	205.500	0	0	0	0	0	205.500
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	72.520	0	0	0	0	0	72.520
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.355.370	0	0	0	0	0	1.355.370
402	10	06	00	Condecoraciones, ofrendas y similares	558.000	0	0	0	0	0	558.000
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	1.298.607	0	0	0	0	0	1.298.607
402	10	09	00	Especies timbradas y valores	50.000	0	0	0	0	0	50.000
402	10	11	00	Materiales eléctricos	55.000	0	0	0	0	0	55.000
402	10	12	00	Materiales para instalaciones sanitarias	22.000	0	0	0	0	0	22.000
402	10	13	00	Materiales fotográficos	12.000	0	0	0	0	0	12.000
402	10	99	00	Otros productos y útiles diversos	1.081.723	0	0	0	0	0	1.081.723

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	1.324.053	0	0	0	0	0	1.324.053
402	99	01	00	Otros materiales y suministros	1.324.053	0	0	0	0	0	1.324.053
403	**00**	**00**	**00**	**Servicios no personales**	**156.137.372**	**0**	**0**	**0**	**0**	**0**	**156.137.372**
403	01	00	00	Alquileres de inmuebles	3.293.000	0	0	0	0	0	3.293.000
403	01	01	00	Alquileres de edificios y locales	2.900.000	0	0	0	0	0	2.900.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	393.000	0	0	0	0	0	393.000
403	02	00	00	Alquileres de maquinaria y equipos	22.672.100	0	0	0	0	0	22.672.100
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	20.643.100	0	0	0	0	0	20.643.100
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	2.029.000	0	0	0	0	0	2.029.000
403	04	00	00	Servicios básicos	2.450.000	0	0	0	0	0	2.450.000
403	04	01	00	Electricidad	430.000	0	0	0	0	0	430.000
403	04	04	00	Teléfonos	1.520.000	0	0	0	0	0	1.520.000
403	04	05	00	Servicio de comunicaciones	100.000	0	0	0	0	0	100.000
403	04	07	00	Servicio de condominio	400.000	0	0	0	0	0	400.000
403	06	00	00	Servicios de transporte y almacenaje	1.161.000	0	0	0	0	0	1.161.000
403	06	01	00	Fletes y embalajes	445.000	0	0	0	0	0	445.000
403	06	03	00	Estacionamiento	560.000	0	0	0	0	0	560.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	156.000	0	0	0	0	0	156.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.645.208	0	0	0	0	0	25.645.208
403	07	01	00	Publicidad y propaganda	7.420.000	0	0	0	0	0	7.420.000
403	07	02	00	Imprenta y reproducción	4.554.208	0	0	0	0	0	4.554.208
403	07	03	00	Relaciones sociales	11.690.000	0	0	0	0	0	11.690.000
403	07	04	00	Avisos	1.981.000	0	0	0	0	0	1.981.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	606.914	0	0	0	0	0	606.914
403	08	01	00	Primas y gastos de seguros	573.000	0	0	0	0	0	573.000
403	08	02	00	Comisiones y gastos bancarios	33.914	0	0	0	0	0	33.914
403	09	00	00	Viáticos y pasajes	13.747.493	0	0	0	0	0	13.747.493
403	09	01	00	Viáticos y pasajes dentro del país	10.607.493	0	0	0	0	0	10.607.493
403	09	02	00	Viáticos y pasajes fuera del país	3.140.000	0	0	0	0	0	3.140.000
403	10	00	00	Servicios profesionales y técnicos	44.335.931	0	0	0	0	0	44.335.931
403	10	03	00	Servicios de procesamiento de datos	600.000	0	0	0	0	0	600.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	750.000	0	0	0	0	0	750.000
403	10	11	00	Servicios para la elaboración y suministro de comida	19.900.000	0	0	0	0	0	19.900.000
403	10	99	00	Otros servicios profesionales y técnicos	23.085.931	0	0	0	0	0	23.085.931
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	411.100	0	0	0	0	0	411.100
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	350.000	0	0	0	0	0	350.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	61.100	0	0	0	0	0	61.100
403	12	00	00	Conservación y reparaciones menores de obras	6.000.000	0	0	0	0	0	6.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	6.000.000	0	0	0	0	0	6.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	800.000	0	0	0	0	0	800.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	800.000	0	0	0	0	0	800.000
403	18	00	00	Impuestos indirectos	19.859.192	0	0	0	0	0	19.859.192
403	18	01	00	Impuesto al valor agregado	19.859.192	0	0	0	0	0	19.859.192
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	240.434	0	0	0	0	0	240.434
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	240.434	0	0	0	0	0	240.434
403	99	00	00	Otros servicios no personales	14.915.000	0	0	0	0	0	14.915.000
403	99	01	00	Otros servicios no personales	14.915.000	0	0	0	0	0	14.915.000
404	**00**	**00**	**00**	**Activos reales**	**11.423.439**	**0**	**0**	**0**	**0**	**0**	**11.423.439**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	339.008	0	0	0	0	0	339.008
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	339.008	0	0	0	0	0	339.008
404	04	00	00	Equipos de transporte, tracción y elevación	1.900.000	0	0	0	0	0	1.900.000
404	04	01	00	Vehículos automotores terrestres	1.900.000	0	0	0	0	0	1.900.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	620.787	0	0	0	0	0	620.787
404	05	01	00	Equipos de telecomunicaciones	620.787	0	0	0	0	0	620.787
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	830.757	0	0	0	0	0	830.757
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	830.757	0	0	0	0	0	830.757
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.639.887	0	0	0	0	0	3.639.887
404	09	01	00	Mobiliario y equipos de oficina	1.340.462	0	0	0	0	0	1.340.462
404	09	02	00	Equipos de computación	1.979.425	0	0	0	0	0	1.979.425
404	09	03	00	Mobiliario y equipos de alojamiento	320.000	0	0	0	0	0	320.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	4.093.000	0	0	0	0	0	4.093.000
404	11	02	00	Adquisición de edificios e instalaciones	4.093.000	0	0	0	0	0	4.093.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**386.548.494**	**0**	**0**	**0**	**0**	**0**	**386.548.494**
407	01	00	00	Transferencias y donaciones corrientes internas	386.548.494	0	0	0	0	0	386.548.494
407	01	02	00	Donaciones corrientes internas al sector privado	158.680.367	0	0	0	0	0	158.680.367
407	01	02	01	Donaciones corrientes a personas	158.680.367	0	0	0	0	0	158.680.367
407	01	03	00	Transferencias corrientes internas al sector público	227.868.127	0	0	0	0	0	227.868.127
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	227.868.127	0	0	0	0	0	227.868.127
				Totales	**724.600.843**	**0**	**0**	**0**	**0**	**0**	**724.600.843**

65

Ministerio del Poder Popular para el Servicio Penitenciario

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**688.712.430**	**0**	**0**	**0**	**0**	**0**	**688.712.430**
401	01	00	00	Sueldos, salarios y otras retribuciones	193.835.684	0	0	0	0	0	193.835.684
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	52.696.489	0	0	0	0	0	52.696.489
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	601.428	0	0	0	0	0	601.428
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.954.021	0	0	0	0	0	1.954.021
401	01	18	00	Remuneraciones al personal contratado	120.989.297	0	0	0	0	0	120.989.297
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	31.500	0	0	0	0	0	31.500
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	94.500	0	0	0	0	0	94.500
401	01	99	00	Otras retribuciones	17.468.449	0	0	0	0	0	17.468.449
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	51.697.392	0	0	0	0	0	51.697.392
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	49.772.915	0	0	0	0	0	49.772.915
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	568.026	0	0	0	0	0	568.026
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.356.451	0	0	0	0	0	1.356.451
401	03	00	00	Primas	100.274.955	0	0	0	0	0	100.274.955
401	03	01	00	Primas por mérito a empleados	15.751	0	0	0	0	0	15.751
401	03	02	00	Primas de transporte a empleados	13.431.300	0	0	0	0	0	13.431.300
401	03	03	00	Primas por hogar a empleados	24.176.340	0	0	0	0	0	24.176.340
401	03	04	00	Primas por hijos a empleados	4.840.600	0	0	0	0	0	4.840.600
401	03	08	00	Primas de profesionalización a empleados	6.406.455	0	0	0	0	0	6.406.455
401	03	09	00	Primas por antigüedad a empleados	5.262.232	0	0	0	0	0	5.262.232
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	558.900	0	0	0	0	0	558.900
401	03	17	00	Primas de transporte a obreros	239.400	0	0	0	0	0	239.400
401	03	18	00	Primas por hogar a obreros	430.920	0	0	0	0	0	430.920
401	03	19	00	Primas por hijos de obreros	159.600	0	0	0	0	0	159.600
401	03	21	00	Primas por antigüedad a obreros	195.401	0	0	0	0	0	195.401
401	03	22	00	Primas de profesionalización a obreros	234.483	0	0	0	0	0	234.483
401	03	31	00	Primas por riesgo al personal militar y de seguridad	11.193.034	0	0	0	0	0	11.193.034
401	03	37	00	Primas de transporte al personal contratado	799.200	0	0	0	0	0	799.200
401	03	38	00	Primas por hogar al personal contratado	1.438.560	0	0	0	0	0	1.438.560
401	03	39	00	Primas por hijos al personal contratado	4.646.400	0	0	0	0	0	4.646.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	40	00	Primas de profesionalización al personal contratado	14.304.874	0	0	0	0	0	14.304.874
401	03	41	00	Primas por antigüedad al personal contratado	11.910.005	0	0	0	0	0	11.910.005
401	03	47	00	Primas al personal de alto nivel y de dirección	31.500	0	0	0	0	0	31.500
401	04	00	00	Complementos de sueldos y salarios	98.487.017	0	0	0	0	0	98.487.017
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	23.927	0	0	0	0	0	23.927
401	04	02	00	Complemento a empleados por trabajo nocturno	642.686	0	0	0	0	0	642.686
401	04	06	00	Complemento a empleados por comisión de servicios	75.335	0	0	0	0	0	75.335
401	04	08	00	Bono compensatorio de alimentación a empleados	26.393.850	0	0	0	0	0	26.393.850
401	04	18	00	Bono compensatorio de alimentación a obreros	963.900	0	0	0	0	0	963.900
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.208.061	0	0	0	0	0	1.208.061
401	04	26	00	Bono compensatorio de alimentación al personal contratado	48.478.500	0	0	0	0	0	48.478.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	94.500	0	0	0	0	0	94.500
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	472.722	0	0	0	0	0	472.722
401	04	96	00	Otros complementos a empleados	15.115.517	0	0	0	0	0	15.115.517
401	04	97	00	Otros complementos a obreros	749.520	0	0	0	0	0	749.520
401	04	98	00	Otros complementos al personal contratado	4.268.499	0	0	0	0	0	4.268.499
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	26.596.878	0	0	0	0	0	26.596.878
401	05	01	00	Aguinaldos a empleados	201.534	0	0	0	0	0	201.534
401	05	03	00	Bono vacacional a empleados	9.896.950	0	0	0	0	0	9.896.950
401	05	04	00	Aguinaldos a obreros	3.813	0	0	0	0	0	3.813
401	05	06	00	Bono vacacional a obreros	413.865	0	0	0	0	0	413.865
401	05	07	00	Aguinaldos al personal contratado	8.049.397	0	0	0	0	0	8.049.397
401	05	08	00	Bono vacacional al personal contratado	7.915.196	0	0	0	0	0	7.915.196
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	934	0	0	0	0	0	934
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.244	0	0	0	0	0	14.244
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	374	0	0	0	0	0	374
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	100.571	0	0	0	0	0	100.571
401	06	00	00	Aportes patronales y legales	19.910.012	0	0	0	0	0	19.910.012
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.426.381	0	0	0	0	0	2.426.381
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.202.717	0	0	0	0	0	3.202.717

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	929.642	0	0	0	0	0	929.642
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.650.876	0	0	0	0	0	2.650.876
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	88.643	0	0	0	0	0	88.643
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	54.623	0	0	0	0	0	54.623
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	28.896	0	0	0	0	0	28.896
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	109.248	0	0	0	0	0	109.248
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.458.214	0	0	0	0	0	4.458.214
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	3.807.687	0	0	0	0	0	3.807.687
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	869	0	0	0	0	0	869
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	1.923	0	0	0	0	0	1.923
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.846	0	0	0	0	0	3.846
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	551	0	0	0	0	0	551
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	8.690	0	0	0	0	0	8.690
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	13.577	0	0	0	0	0	13.577
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	27.154	0	0	0	0	0	27.154
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	5.513	0	0	0	0	0	5.513
401	06	95	00	Otros aportes legales por personal contratado	2.085.663	0	0	0	0	0	2.085.663
401	06	97	00	Otros aportes legales por obreros	5.299	0	0	0	0	0	5.299
401	07	00	00	Asistencia socio-económica	142.920.389	0	0	0	0	0	142.920.389
401	07	02	00	Becas a empleados	3.569.850	0	0	0	0	0	3.569.850
401	07	03	00	Ayudas por matrimonio a empleados	435.765	0	0	0	0	0	435.765
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.307.295	0	0	0	0	0	1.307.295
401	07	05	00	Ayudas por defunción a empleados	277.305	0	0	0	0	0	277.305
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	7.130.700	0	0	0	0	0	7.130.700
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	32.027.156	0	0	0	0	0	32.027.156
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	48.000.000	0	0	0	0	0	48.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	7.933.000	0	0	0	0	0	7.933.000
401	07	10	00	Dotación de uniformes a empleados	27.765.500	0	0	0	0	0	27.765.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	856.764	0	0	0	0	0	856.764
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	7.939	0	0	0	0	0	7.939
401	07	18	00	Becas a obreros	45.900	0	0	0	0	0	45.900
401	07	19	00	Ayudas por matrimonio de obreros	5.610	0	0	0	0	0	5.610
401	07	20	00	Ayudas por nacimiento de hijos de obreros	16.830	0	0	0	0	0	16.830
401	07	21	00	Ayudas por defunción a obreros	3.570	0	0	0	0	0	3.570
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	91.800	0	0	0	0	0	91.800
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	546.238	0	0	0	0	0	546.238
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	765.000	0	0	0	0	0	765.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	102.000	0	0	0	0	0	102.000
401	07	26	00	Dotación de uniformes a obreros	357.000	0	0	0	0	0	357.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	11.016	0	0	0	0	0	11.016
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	102	0	0	0	0	0	102
401	07	33	00	Asistencia socio-económica al personal contratado	11.415.000	0	0	0	0	0	11.415.000
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	7.500	0	0	0	0	0	7.500
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	19.229	0	0	0	0	0	19.229
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	550	0	0	0	0	0	550
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	1.650	0	0	0	0	0	1.650
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	350	0	0	0	0	0	350
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	9.000	0	0	0	0	0	9.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	135.770	0	0	0	0	0	135.770
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	75.000	0	0	0	0	0	75.000
401	08	00	00	Prestaciones sociales e indemnizaciones	54.990.103	0	0	0	0	0	54.990.103
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	39.568.984	0	0	0	0	0	39.568.984
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	910.397	0	0	0	0	0	910.397
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	14.252.390	0	0	0	0	0	14.252.390
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	32.048	0	0	0	0	0	32.048
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	226.284	0	0	0	0	0	226.284
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**353.173.640**	**0**	**0**	**0**	**0**	**0**	**353.173.640**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	265.638.951	0	0	0	0	0	265.638.951
402	01	01	00	Alimentos y bebidas para personas	265.307.951	0	0	0	0	0	265.307.951
402	01	02	00	Alimentos para animales	100.000	0	0	0	0	0	100.000
402	01	03	00	Productos agrícolas y pecuarios	231.000	0	0	0	0	0	231.000
402	03	00	00	Textiles y vestuarios	7.319.807	0	0	0	0	0	7.319.807
402	03	01	00	Textiles	1.239.101	0	0	0	0	0	1.239.101
402	03	02	00	Prendas de vestir	4.267.280	0	0	0	0	0	4.267.280
402	03	03	00	Calzados	1.813.426	0	0	0	0	0	1.813.426
402	04	00	00	Productos de cuero y caucho	4.214.830	0	0	0	0	0	4.214.830
402	04	03	00	Cauchos y tripas para vehículos	4.214.830	0	0	0	0	0	4.214.830
402	05	00	00	Productos de papel, cartón e impresos	9.517.446	0	0	0	0	0	9.517.446
402	05	01	00	Pulpa de madera, papel y cartón	2.076.046	0	0	0	0	0	2.076.046
402	05	02	00	Envases y cajas de papel y cartón	360.670	0	0	0	0	0	360.670
402	05	03	00	Productos de papel y cartón para oficina	6.102.568	0	0	0	0	0	6.102.568
402	05	04	00	Libros, revistas y periódicos	479.513	0	0	0	0	0	479.513
402	05	05	00	Material de enseñanza	306.000	0	0	0	0	0	306.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	187.000	0	0	0	0	0	187.000
402	05	99	00	Otros productos de pulpa, papel y cartón	5.649	0	0	0	0	0	5.649
402	06	00	00	Productos químicos y derivados	24.386.813	0	0	0	0	0	24.386.813
402	06	03	00	Tintas, pinturas y colorantes	1.031.100	0	0	0	0	0	1.031.100
402	06	04	00	Productos farmacéuticos y medicamentos	13.019.924	0	0	0	0	0	13.019.924
402	06	05	00	Productos de tocador	3.560.000	0	0	0	0	0	3.560.000
402	06	06	00	Combustibles y lubricantes	2.027.200	0	0	0	0	0	2.027.200
402	06	08	00	Productos plásticos	4.748.589	0	0	0	0	0	4.748.589
402	07	00	00	Productos minerales no metálicos	237.020	0	0	0	0	0	237.020
402	07	02	00	Vidrios y productos de vidrio	177.020	0	0	0	0	0	177.020
402	07	04	00	Cemento, cal y yeso	60.000	0	0	0	0	0	60.000
402	08	00	00	Productos metálicos	12.174.020	0	0	0	0	0	12.174.020
402	08	01	00	Productos primarios de hierro y acero	556.166	0	0	0	0	0	556.166
402	08	02	00	Productos de metales no ferrosos	100.000	0	0	0	0	0	100.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.178.354	0	0	0	0	0	3.178.354

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	05	00	Materiales de orden público, seguridad y defensa	6.667.500	0	0	0	0	0	6.667.500
402	08	08	00	Material de educación	72.200	0	0	0	0	0	72.200
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.559.800	0	0	0	0	0	1.559.800
402	08	99	00	Otros productos metálicos	40.000	0	0	0	0	0	40.000
402	09	00	00	Productos de madera	84.000	0	0	0	0	0	84.000
402	09	01	00	Productos primarios de madera	54.000	0	0	0	0	0	54.000
402	09	99	00	Otros productos de madera	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	28.835.978	0	0	0	0	0	28.835.978
402	10	01	00	Artículos de deporte, recreación y juguetes	2.787.200	0	0	0	0	0	2.787.200
402	10	02	00	Materiales y útiles de limpieza y aseo	6.786.640	0	0	0	0	0	6.786.640
402	10	03	00	Utensilios de cocina y comedor	862.930	0	0	0	0	0	862.930
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.015.266	0	0	0	0	0	1.015.266
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	9.336.841	0	0	0	0	0	9.336.841
402	10	06	00	Condecoraciones, ofrendas y similares	43.700	0	0	0	0	0	43.700
402	10	07	00	Productos de seguridad en el trabajo	300.961	0	0	0	0	0	300.961
402	10	08	00	Materiales para equipos de computación	6.009.254	0	0	0	0	0	6.009.254
402	10	11	00	Materiales eléctricos	1.556.996	0	0	0	0	0	1.556.996
402	10	12	00	Materiales para instalaciones sanitarias	61.050	0	0	0	0	0	61.050
402	10	13	00	Materiales fotográficos	62.000	0	0	0	0	0	62.000
402	10	99	00	Otros productos y útiles diversos	13.140	0	0	0	0	0	13.140
402	99	00	00	Otros materiales y suministros	764.775	0	0	0	0	0	764.775
402	99	01	00	Otros materiales y suministros	764.775	0	0	0	0	0	764.775
403	**00**	**00**	**00**	**Servicios no personales**	**192.191.709**	**0**	**0**	**0**	**0**	**0**	**192.191.709**
403	01	00	00	Alquileres de inmuebles	4.111.707	0	0	0	0	0	4.111.707
403	01	01	00	Alquileres de edificios y locales	3.766.707	0	0	0	0	0	3.766.707
403	01	02	00	Alquileres de instalaciones culturales y recreativas	345.000	0	0	0	0	0	345.000
403	02	00	00	Alquileres de maquinaria y equipos	2.000.000	0	0	0	0	0	2.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	0	2.000.000
403	04	00	00	Servicios básicos	29.888.560	0	0	0	0	0	29.888.560
403	04	01	00	Electricidad	10.003.456	0	0	0	0	0	10.003.456
403	04	03	00	Agua	7.994.854	0	0	0	0	0	7.994.854

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	04	00	Teléfonos	10.115.150	0	0	0	0	0	10.115.150
403	04	05	00	Servicio de comunicaciones	1.025.100	0	0	0	0	0	1.025.100
403	04	06	00	Servicio de aseo urbano y domiciliario	500.000	0	0	0	0	0	500.000
403	04	07	00	Servicio de condominio	250.000	0	0	0	0	0	250.000
403	06	00	00	Servicios de transporte y almacenaje	341.951	0	0	0	0	0	341.951
403	06	01	00	Fletes y embalajes	203.648	0	0	0	0	0	203.648
403	06	03	00	Estacionamiento	10.847	0	0	0	0	0	10.847
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	127.456	0	0	0	0	0	127.456
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.651.094	0	0	0	0	0	4.651.094
403	07	01	00	Publicidad y propaganda	1.794.300	0	0	0	0	0	1.794.300
403	07	02	00	Imprenta y reproducción	2.120.794	0	0	0	0	0	2.120.794
403	07	03	00	Relaciones sociales	249.000	0	0	0	0	0	249.000
403	07	04	00	Avisos	487.000	0	0	0	0	0	487.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	16.555.000	0	0	0	0	0	16.555.000
403	08	01	00	Primas y gastos de seguros	16.555.000	0	0	0	0	0	16.555.000
403	09	00	00	Viáticos y pasajes	14.079.185	0	0	0	0	0	14.079.185
403	09	01	00	Viáticos y pasajes dentro del país	12.879.185	0	0	0	0	0	12.879.185
403	09	02	00	Viáticos y pasajes fuera del país	1.200.000	0	0	0	0	0	1.200.000
403	10	00	00	Servicios profesionales y técnicos	27.408.900	0	0	0	0	0	27.408.900
403	10	03	00	Servicios de procesamiento de datos	25.000	0	0	0	0	0	25.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	624.000	0	0	0	0	0	624.000
403	10	07	00	Servicios de capacitación y adiestramiento	780.400	0	0	0	0	0	780.400
403	10	11	00	Servicios para la elaboración y suministro de comida	22.979.000	0	0	0	0	0	22.979.000
403	10	99	00	Otros servicios profesionales y técnicos	3.000.500	0	0	0	0	0	3.000.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.188.030	0	0	0	0	0	3.188.030
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.898.930	0	0	0	0	0	1.898.930
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	789.100	0	0	0	0	0	789.100
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	500.000	0	0	0	0	0	500.000
403	12	00	00	Conservación y reparaciones menores de obras	1.500.000	0	0	0	0	0	1.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.500.000	0	0	0	0	0	1.500.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.311.000	0	0	0	0	0	10.311.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.311.000	0	0	0	0	0	10.311.000
403	18	00	00	Impuestos indirectos	50.975.809	0	0	0	0	0	50.975.809
403	18	01	00	Impuesto al valor agregado	50.975.809	0	0	0	0	0	50.975.809
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.028.512	0	0	0	0	0	2.028.512
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.028.512	0	0	0	0	0	2.028.512
403	99	00	00	Otros servicios no personales	25.151.961	0	0	0	0	0	25.151.961
403	99	01	00	Otros servicios no personales	25.151.961	0	0	0	0	0	25.151.961
404	**00**	**00**	**00**	**Activos reales**	**68.825.396**	**0**	**0**	**0**	**0**	**0**	**68.825.396**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	24.078.516	0	0	0	0	0	24.078.516
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	22.102.000	0	0	0	0	0	22.102.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	767.000	0	0	0	0	0	767.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	209.016	0	0	0	0	0	209.016
404	03	05	00	Maquinaria y equipos industriales y de taller	690.500	0	0	0	0	0	690.500
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	310.000	0	0	0	0	0	310.000
404	04	00	00	Equipos de transporte, tracción y elevación	14.500.000	0	0	0	0	0	14.500.000
404	04	01	00	Vehículos automotores terrestres	10.500.000	0	0	0	0	0	10.500.000
404	04	06	00	Equipos auxiliares de transporte	4.000.000	0	0	0	0	0	4.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.503.725	0	0	0	0	0	3.503.725
404	05	01	00	Equipos de telecomunicaciones	2.383.325	0	0	0	0	0	2.383.325
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	1.120.400	0	0	0	0	0	1.120.400
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.048.954	0	0	0	0	0	1.048.954
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.048.954	0	0	0	0	0	1.048.954
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	987.865	0	0	0	0	0	987.865
404	07	01	00	Equipos científicos y de laboratorio	249.100	0	0	0	0	0	249.100
404	07	02	00	Equipos de enseñanza, deporte y recreación	136.265	0	0	0	0	0	136.265
404	07	06	00	Instrumentos musicales y equipos de audio	602.500	0	0	0	0	0	602.500
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	10.751.000	0	0	0	0	0	10.751.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	9.159.000	0	0	0	0	0	9.159.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	1.592.000	0	0	0	0	0	1.592.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	12.936.156	0	0	0	0	0	12.936.156
404	09	01	00	Mobiliario y equipos de oficina	4.854.776	0	0	0	0	0	4.854.776

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	2.096.830	0	0	0	0	0	2.096.830
404	09	03	00	Mobiliario y equipos de alojamiento	5.984.550	0	0	0	0	0	5.984.550
404	11	00	00	Inmuebles, maquinaria y equipos usados	1.000.000	0	0	0	0	0	1.000.000
404	11	05	00	Adquisición de maquinaria y equipos usados	1.000.000	0	0	0	0	0	1.000.000
404	11	05	06	Equipos para seguridad pública	1.000.000	0	0	0	0	0	1.000.000
404	12	00	00	Activos intangibles	19.180	0	0	0	0	0	19.180
404	12	04	00	Paquetes y programas de computación	19.180	0	0	0	0	0	19.180
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**20.000.000**	**0**	**0**	**0**	**0**	**0**	**20.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	20.000.000	0	0	0	0	0	20.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	20.000.000	0	0	0	0	0	20.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**323.998.848**	**0**	**0**	**0**	**0**	**0**	**323.998.848**
407	01	00	00	Transferencias y donaciones corrientes internas	143.052.843	0	0	0	0	0	143.052.843
407	01	01	00	Transferencias corrientes internas al sector privado	23.498.848	0	0	0	0	0	23.498.848
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	11.073.637	0	0	0	0	0	11.073.637
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	4.209.391	0	0	0	0	0	4.209.391
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	3.733.476	0	0	0	0	0	3.733.476
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	3.777.316	0	0	0	0	0	3.777.316
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	705.028	0	0	0	0	0	705.028
407	01	02	00	Donaciones corrientes internas al sector privado	500.000	0	0	0	0	0	500.000
407	01	02	01	Donaciones corrientes a personas	500.000	0	0	0	0	0	500.000
407	01	03	00	Transferencias corrientes internas al sector público	119.053.995	0	0	0	0	0	119.053.995
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	119.053.995	0	0	0	0	0	119.053.995
407	03	00	00	Transferencias y donaciones de capital internas	180.946.005	0	0	0	0	0	180.946.005
407	03	03	00	Transferencias de capital internas al sector público	180.946.005	0	0	0	0	0	180.946.005
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	180.946.005	0	0	0	0	0	180.946.005
				Totales	**1.646.902.023**	**0**	**0**	**0**	**0**	**0**	**1.646.902.023**

66

Ministerio del Poder Popular para Transporte Acuático y Aéreo

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**497.492.963**	**0**	**0**	**0**	**0**	**0**	**497.492.963**
401	01	00	00	Sueldos, salarios y otras retribuciones	54.309.399	0	0	0	0	0	54.309.399
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	33.345.720	0	0	0	0	0	33.345.720
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	3.754.500	0	0	0	0	0	3.754.500
401	01	03	00	Suplencias a empleados	1.209.274	0	0	0	0	0	1.209.274
401	01	08	00	Sueldo al personal en trámite de nombramiento	1.511.712	0	0	0	0	0	1.511.712
401	01	09	00	Remuneraciones al personal en período de disponibilidad	21.921	0	0	0	0	0	21.921
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.925.584	0	0	0	0	0	3.925.584
401	01	12	00	Salarios a obreros en puestos no permanentes	2.152.800	0	0	0	0	0	2.152.800
401	01	13	00	Suplencias a obreros	6.193	0	0	0	0	0	6.193
401	01	18	00	Remuneraciones al personal contratado	5.382.000	0	0	0	0	0	5.382.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.056.116	0	0	0	0	0	1.056.116
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.943.579	0	0	0	0	0	1.943.579
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	14.535.250	0	0	0	0	0	14.535.250
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	13.236.000	0	0	0	0	0	13.236.000
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	3.250	0	0	0	0	0	3.250
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.296.000	0	0	0	0	0	1.296.000
401	03	00	00	Primas	51.144.282	0	0	0	0	0	51.144.282
401	03	02	00	Primas de transporte a empleados	6.618.000	0	0	0	0	0	6.618.000
401	03	03	00	Primas por hogar a empleados	5.294.400	0	0	0	0	0	5.294.400
401	03	04	00	Primas por hijos a empleados	7.941.600	0	0	0	0	0	7.941.600
401	03	08	00	Primas de profesionalización a empleados	6.092.478	0	0	0	0	0	6.092.478
401	03	09	00	Primas por antigüedad a empleados	12.887.935	0	0	0	0	0	12.887.935
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.861.000	0	0	0	0	0	6.861.000
401	03	18	00	Primas por hogar a obreros	518.400	0	0	0	0	0	518.400
401	03	19	00	Primas por hijos de obreros	777.600	0	0	0	0	0	777.600
401	03	21	00	Primas por antigüedad a obreros	925.195	0	0	0	0	0	925.195
401	03	22	00	Primas de profesionalización a obreros	448.864	0	0	0	0	0	448.864
401	03	97	00	Otras primas a empleados	2.778.810	0	0	0	0	0	2.778.810
401	04	00	00	Complementos de sueldos y salarios	56.337.558	0	0	0	0	0	56.337.558
401	04	03	00	Complemento a empleados por gastos de alimentación	7.308.000	0	0	0	0	0	7.308.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	05	00	Complemento a empleados por gastos de representación	39.000	0	0	0	0	0	39.000
401	04	06	00	Complemento a empleados por comisión de servicios	54.600	0	0	0	0	0	54.600
401	04	08	00	Bono compensatorio de alimentación a empleados	28.209.225	0	0	0	0	0	28.209.225
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	204.836	0	0	0	0	0	204.836
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	179.014	0	0	0	0	0	179.014
401	04	16	00	Complemento a obreros por gastos de alimentación	648.000	0	0	0	0	0	648.000
401	04	17	00	Complemento a obreros por gastos de transporte	648.000	0	0	0	0	0	648.000
401	04	18	00	Bono compensatorio de alimentación a obreros	2.762.100	0	0	0	0	0	2.762.100
401	04	20	00	Complemento a obreros por días feriados	16.357	0	0	0	0	0	16.357
401	04	26	00	Bono compensatorio de alimentación al personal contratado	5.421.900	0	0	0	0	0	5.421.900
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.969.275	0	0	0	0	0	1.969.275
401	04	96	00	Otros complementos a empleados	3.461.390	0	0	0	0	0	3.461.390
401	04	97	00	Otros complementos a obreros	2.270.382	0	0	0	0	0	2.270.382
401	04	98	00	Otros complementos al personal contratado	3.145.479	0	0	0	0	0	3.145.479
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	44.798.565	0	0	0	0	0	44.798.565
401	05	01	00	Aguinaldos a empleados	22.056.771	0	0	0	0	0	22.056.771
401	05	03	00	Bono vacacional a empleados	10.012.148	0	0	0	0	0	10.012.148
401	05	04	00	Aguinaldos a obreros	913.317	0	0	0	0	0	913.317
401	05	06	00	Bono vacacional a obreros	1.435.450	0	0	0	0	0	1.435.450
401	05	07	00	Aguinaldos al personal contratado	4.853.570	0	0	0	0	0	4.853.570
401	05	08	00	Bono vacacional al personal contratado	1.925.283	0	0	0	0	0	1.925.283
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.493.710	0	0	0	0	0	2.493.710
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.108.316	0	0	0	0	0	1.108.316
401	06	00	00	Aportes patronales y legales	17.663.974	0	0	0	0	0	17.663.974
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.632.005	0	0	0	0	0	7.632.005
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.204.802	0	0	0	0	0	2.204.802
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.696.001	0	0	0	0	0	1.696.001
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.469.867	0	0	0	0	0	1.469.867
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	719.549	0	0	0	0	0	719.549
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	207.870	0	0	0	0	0	207.870
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	159.900	0	0	0	0	0	159.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	139.580	0	0	0	0	0	139.580
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.593.008	0	0	0	0	0	1.593.008
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	306.801	0	0	0	0	0	306.801
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.035.849	0	0	0	0	0	1.035.849
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	299.245	0	0	0	0	0	299.245
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	199.497	0	0	0	0	0	199.497
401	07	00	00	Asistencia socio-económica	201.773.882	0	0	0	0	0	201.773.882
401	07	01	00	Capacitación y adiestramiento a empleados	2.800.000	0	0	0	0	0	2.800.000
401	07	02	00	Becas a empleados	6.840.000	0	0	0	0	0	6.840.000
401	07	03	00	Ayudas por matrimonio a empleados	45.000	0	0	0	0	0	45.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	45.000	0	0	0	0	0	45.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	300.000	0	0	0	0	0	300.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.349.338	0	0	0	0	0	7.349.338
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	116.397.003	0	0	0	0	0	116.397.003
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.000.000	0	0	0	0	0	3.000.000
401	07	10	00	Dotación de uniformes a empleados	5.792.247	0	0	0	0	0	5.792.247
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.960.000	0	0	0	0	0	3.960.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.100.000	0	0	0	0	0	1.100.000
401	07	17	00	Capacitación y adiestramiento a obreros	700.000	0	0	0	0	0	700.000
401	07	18	00	Becas a obreros	912.000	0	0	0	0	0	912.000
401	07	19	00	Ayudas por matrimonio de obreros	15.000	0	0	0	0	0	15.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	15.000	0	0	0	0	0	15.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	300.000	0	0	0	0	0	300.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	692.899	0	0	0	0	0	692.899
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	11.622.508	0	0	0	0	0	11.622.508
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	400.000	0	0	0	0	0	400.000
401	07	26	00	Dotación de uniformes a obreros	972.000	0	0	0	0	0	972.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.320.000	0	0	0	0	0	1.320.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	33	00	Asistencia socio-económica al personal contratado	12.359.615	0	0	0	0	0	12.359.615
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	462.000	0	0	0	0	0	462.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	10.500	0	0	0	0	0	10.500
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	10.500	0	0	0	0	0	10.500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	997.484	0	0	0	0	0	997.484
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	8.353.788	0	0	0	0	0	8.353.788
401	07	96	00	Otras subvenciones a empleados	12.050.000	0	0	0	0	0	12.050.000
401	07	97	00	Otras subvenciones a obreros	2.752.000	0	0	0	0	0	2.752.000
401	08	00	00	Prestaciones sociales e indemnizaciones	32.176.743	0	0	0	0	0	32.176.743
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	22.056.771	0	0	0	0	0	22.056.771
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.553.545	0	0	0	0	0	1.553.545
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	4.853.570	0	0	0	0	0	4.853.570
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.712.857	0	0	0	0	0	3.712.857
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	18.655	0	0	0	0	0	18.655
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	18.655	0	0	0	0	0	18.655
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	19.314.095	0	0	0	0	0	19.314.095
401	96	00	00	Otros gastos del personal empleado	4.520.560	0	0	0	0	0	4.520.560
401	96	01	00	Otros gastos del personal empleado	4.520.560	0	0	0	0	0	4.520.560
401	97	00	00	Otros gastos del personal obrero	900.000	0	0	0	0	0	900.000
401	97	01	00	Otros gastos del personal obrero	900.000	0	0	0	0	0	900.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**47.970.110**	**0**	**0**	**0**	**0**	**0**	**47.970.110**
402	01	00	00	Productos alimenticios y agropecuarios	4.712.246	0	0	0	0	0	4.712.246
402	01	01	00	Alimentos y bebidas para personas	4.712.246	0	0	0	0	0	4.712.246
402	03	00	00	Textiles y vestuarios	401.000	0	0	0	0	0	401.000
402	03	01	00	Textiles	245.000	0	0	0	0	0	245.000
402	03	02	00	Prendas de vestir	156.000	0	0	0	0	0	156.000
402	04	00	00	Productos de cuero y caucho	630.000	0	0	0	0	0	630.000
402	04	03	00	Cauchos y tripas para vehículos	630.000	0	0	0	0	0	630.000
402	05	00	00	Productos de papel, cartón e impresos	3.799.232	0	0	0	0	0	3.799.232
402	05	01	00	Pulpa de madera, papel y cartón	608.611	0	0	0	0	0	608.611
402	05	02	00	Envases y cajas de papel y cartón	15.603	0	0	0	0	0	15.603

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	1.183.019	0	0	0	0	0	1.183.019
402	05	04	00	Libros, revistas y periódicos	524.601	0	0	0	0	0	524.601
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.467.398	0	0	0	0	0	1.467.398
402	06	00	00	Productos químicos y derivados	3.503.457	0	0	0	0	0	3.503.457
402	06	03	00	Tintas, pinturas y colorantes	858.276	0	0	0	0	0	858.276
402	06	04	00	Productos farmacéuticos y medicamentos	2.000.000	0	0	0	0	0	2.000.000
402	06	06	00	Combustibles y lubricantes	412.245	0	0	0	0	0	412.245
402	06	08	00	Productos plásticos	232.936	0	0	0	0	0	232.936
402	07	00	00	Productos minerales no metálicos	16.500	0	0	0	0	0	16.500
402	07	04	00	Cemento, cal y yeso	16.500	0	0	0	0	0	16.500
402	08	00	00	Productos metálicos	318.370	0	0	0	0	0	318.370
402	08	02	00	Productos de metales no ferrosos	46.000	0	0	0	0	0	46.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	92.847	0	0	0	0	0	92.847
402	08	07	00	Material de señalamiento	139.750	0	0	0	0	0	139.750
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.383	0	0	0	0	0	15.383
402	08	10	00	Repuestos y accesorios para otros equipos	15.390	0	0	0	0	0	15.390
402	08	99	00	Otros productos metálicos	9.000	0	0	0	0	0	9.000
402	09	00	00	Productos de madera	15.600	0	0	0	0	0	15.600
402	09	01	00	Productos primarios de madera	15.600	0	0	0	0	0	15.600
402	10	00	00	Productos varios y útiles diversos	5.573.705	0	0	0	0	0	5.573.705
402	10	01	00	Artículos de deporte, recreación y juguetes	109.850	0	0	0	0	0	109.850
402	10	02	00	Materiales y útiles de limpieza y aseo	468.160	0	0	0	0	0	468.160
402	10	03	00	Utensilios de cocina y comedor	152.692	0	0	0	0	0	152.692
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.321.090	0	0	0	0	0	1.321.090
402	10	06	00	Condecoraciones, ofrendas y similares	177.500	0	0	0	0	0	177.500
402	10	07	00	Productos de seguridad en el trabajo	301.500	0	0	0	0	0	301.500
402	10	08	00	Materiales para equipos de computación	1.605.022	0	0	0	0	0	1.605.022
402	10	09	00	Especies timbradas y valores	28.800	0	0	0	0	0	28.800
402	10	11	00	Materiales eléctricos	114.876	0	0	0	0	0	114.876
402	10	12	00	Materiales para instalaciones sanitarias	127.715	0	0	0	0	0	127.715
402	10	13	00	Materiales fotográficos	166.500	0	0	0	0	0	166.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	1.000.000	0	0	0	0	0	1.000.000
402	99	00	00	Otros materiales y suministros	29.000.000	0	0	0	0	0	29.000.000
402	99	01	00	Otros materiales y suministros	29.000.000	0	0	0	0	0	29.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**86.215.919**	**0**	**0**	**0**	**0**	**0**	**86.215.919**
403	02	00	00	Alquileres de maquinaria y equipos	764.173	0	0	0	0	0	764.173
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	764.173	0	0	0	0	0	764.173
403	04	00	00	Servicios básicos	4.823.565	0	0	0	0	0	4.823.565
403	04	01	00	Electricidad	2.043.750	0	0	0	0	0	2.043.750
403	04	03	00	Agua	918.775	0	0	0	0	0	918.775
403	04	04	00	Teléfonos	300.000	0	0	0	0	0	300.000
403	04	05	00	Servicio de comunicaciones	311.040	0	0	0	0	0	311.040
403	04	06	00	Servicio de aseo urbano y domiciliario	1.250.000	0	0	0	0	0	1.250.000
403	06	00	00	Servicios de transporte y almacenaje	78.680	0	0	0	0	0	78.680
403	06	01	00	Fletes y embalajes	78.680	0	0	0	0	0	78.680
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.523.520	0	0	0	0	0	6.523.520
403	07	01	00	Publicidad y propaganda	2.080.000	0	0	0	0	0	2.080.000
403	07	02	00	Imprenta y reproducción	1.972.400	0	0	0	0	0	1.972.400
403	07	03	00	Relaciones sociales	1.171.120	0	0	0	0	0	1.171.120
403	07	04	00	Avisos	1.300.000	0	0	0	0	0	1.300.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	191.280	0	0	0	0	0	191.280
403	08	01	00	Primas y gastos de seguros	188.280	0	0	0	0	0	188.280
403	08	02	00	Comisiones y gastos bancarios	3.000	0	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	5.504.528	0	0	0	0	0	5.504.528
403	09	01	00	Viáticos y pasajes dentro del país	2.840.000	0	0	0	0	0	2.840.000
403	09	02	00	Viáticos y pasajes fuera del país	2.664.528	0	0	0	0	0	2.664.528
403	10	00	00	Servicios profesionales y técnicos	11.538.505	0	0	0	0	0	11.538.505
403	10	01	00	Servicios jurídicos	900.000	0	0	0	0	0	900.000
403	10	02	00	Servicios de contabilidad y auditoría	96.000	0	0	0	0	0	96.000
403	10	03	00	Servicios de procesamiento de datos	200.000	0	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	7.100.005	0	0	0	0	0	7.100.005
403	10	08	00	Servicios presupuestarios	200.000	0	0	0	0	0	200.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	09	00	Servicios de lavandería y tintorería	80.000	0	0	0	0	0	80.000
403	10	99	00	Otros servicios profesionales y técnicos	2.962.500	0	0	0	0	0	2.962.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.849.364	0	0	0	0	0	3.849.364
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.044.964	0	0	0	0	0	2.044.964
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	560.000	0	0	0	0	0	560.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.244.400	0	0	0	0	0	1.244.400
403	12	00	00	Conservación y reparaciones menores de obras	418.600	0	0	0	0	0	418.600
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	418.600	0	0	0	0	0	418.600
403	16	00	00	Servicios de diversión, esparcimiento y culturales	9.285.000	0	0	0	0	0	9.285.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	9.285.000	0	0	0	0	0	9.285.000
403	18	00	00	Impuestos indirectos	12.087.829	0	0	0	0	0	12.087.829
403	18	01	00	Impuesto al valor agregado	12.087.829	0	0	0	0	0	12.087.829
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.150.875	0	0	0	0	0	1.150.875
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.150.875	0	0	0	0	0	1.150.875
403	99	00	00	Otros servicios no personales	30.000.000	0	0	0	0	0	30.000.000
403	99	01	00	Otros servicios no personales	30.000.000	0	0	0	0	0	30.000.000
404	**00**	**00**	**00**	**Activos reales**	**38.025.387**	**0**	**0**	**0**	**0**	**0**	**38.025.387**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	530.000	0	0	0	0	0	530.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	530.000	0	0	0	0	0	530.000
404	04	00	00	Equipos de transporte, tracción y elevación	12.621.245	0	0	0	0	0	12.621.245
404	04	01	00	Vehículos automotores terrestres	2.113.220	0	0	0	0	0	2.113.220
404	04	99	00	Otros equipos de transporte, tracción y elevación	10.508.025	0	0	0	0	0	10.508.025
404	05	00	00	Equipos de comunicaciones y de señalamiento	202.500	0	0	0	0	0	202.500
404	05	01	00	Equipos de telecomunicaciones	202.500	0	0	0	0	0	202.500
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.000.000	0	0	0	0	0	3.000.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.000.000	0	0	0	0	0	3.000.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	599.000	0	0	0	0	0	599.000
404	07	01	00	Equipos científicos y de laboratorio	150.000	0	0	0	0	0	150.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	449.000	0	0	0	0	0	449.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.075.500	0	0	0	0	0	3.075.500
404	09	01	00	Mobiliario y equipos de oficina	1.024.000	0	0	0	0	0	1.024.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	800.000	0	0	0	0	0	800.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.251.500	0	0	0	0	0	1.251.500
404	12	00	00	Activos intangibles	16.382.962	0	0	0	0	0	16.382.962
404	12	04	00	Paquetes y programas de computación	1.202.406	0	0	0	0	0	1.202.406
404	12	05	00	Estudios y proyectos	15.180.556	0	0	0	0	0	15.180.556
404	99	00	00	Otros activos reales	1.614.180	0	0	0	0	0	1.614.180
404	99	01	00	Otros activos reales	1.614.180	0	0	0	0	0	1.614.180
407	**00**	**00**	**00**	**Transferencias y donaciones**	**35.495.621**	**2.131.080.000**	**0**	**0**	**0**	**0**	**2.166.575.621**
407	01	00	00	Transferencias y donaciones corrientes internas	35.495.621	0	0	0	0	0	35.495.621
407	01	01	00	Transferencias corrientes internas al sector privado	22.817.136	0	0	0	0	0	22.817.136
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.926.480	0	0	0	0	0	1.926.480
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	4.160.628	0	0	0	0	0	4.160.628
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	819.650	0	0	0	0	0	819.650
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	907.920	0	0	0	0	0	907.920
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	2.881.100	0	0	0	0	0	2.881.100
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	3.112.850	0	0	0	0	0	3.112.850
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	234.000	0	0	0	0	0	234.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	6.248.908	0	0	0	0	0	6.248.908
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.525.600	0	0	0	0	0	2.525.600
407	01	02	00	Donaciones corrientes internas al sector privado	12.678.485	0	0	0	0	0	12.678.485
407	01	02	01	Donaciones corrientes a personas	12.678.485	0	0	0	0	0	12.678.485
407	03	00	00	Transferencias y donaciones de capital internas	0	2.131.080.000	0	0	0	0	2.131.080.000
407	03	03	00	Transferencias de capital internas al sector público	0	2.131.080.000	0	0	0	0	2.131.080.000
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	2.131.080.000	0	0	0	0	2.131.080.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**100.000.000**	**0**	**0**	**0**	**0**	**0**	**100.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	100.000.000	0	0	0	0	0	100.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	100.000.000	0	0	0	0	0	100.000.000
				Totales	**805.200.000**	**2.131.080.000**	**0**	**0**	**0**	**0**	**2.936.280.000**

67

Ministerio del Poder Popular para Transporte Terrestre

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**401.000.000**	**0**	**0**	**0**	**0**	**0**	**401.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	183.635.145	0	0	0	0	0	183.635.145
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	65.087.540	0	0	0	0	0	65.087.540
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	640.533	0	0	0	0	0	640.533
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	92.182.436	0	0	0	0	0	92.182.436
401	01	12	00	Salarios a obreros en puestos no permanentes	6.406.420	0	0	0	0	0	6.406.420
401	01	18	00	Remuneraciones al personal contratado	19.219.263	0	0	0	0	0	19.219.263
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.242	0	0	0	0	0	25.242
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	73.711	0	0	0	0	0	73.711
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	65.322.462	0	0	0	0	0	65.322.462
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	39.837.423	0	0	0	0	0	39.837.423
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	127.179	0	0	0	0	0	127.179
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	25.357.860	0	0	0	0	0	25.357.860
401	03	00	00	Primas	54.576.060	0	0	0	0	0	54.576.060
401	03	02	00	Primas de transporte a empleados	1.000.000	0	0	0	0	0	1.000.000
401	03	03	00	Primas por hogar a empleados	4.224.000	0	0	0	0	0	4.224.000
401	03	04	00	Primas por hijos a empleados	3.683.769	0	0	0	0	0	3.683.769
401	03	08	00	Primas de profesionalización a empleados	5.133.169	0	0	0	0	0	5.133.169
401	03	09	00	Primas por antigüedad a empleados	9.443.570	0	0	0	0	0	9.443.570
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	9.567.124	0	0	0	0	0	9.567.124
401	03	18	00	Primas por hogar a obreros	5.563.200	0	0	0	0	0	5.563.200
401	03	19	00	Primas por hijos de obreros	4.065.702	0	0	0	0	0	4.065.702
401	03	21	00	Primas por antigüedad a obreros	9.988.655	0	0	0	0	0	9.988.655
401	03	22	00	Primas de profesionalización a obreros	1.906.871	0	0	0	0	0	1.906.871
401	04	00	00	Complementos de sueldos y salarios	5.147.891	0	0	0	0	0	5.147.891
401	04	06	00	Complemento a empleados por comisión de servicios	358.891	0	0	0	0	0	358.891
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.000.000	0	0	0	0	0	1.000.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.000.000	0	0	0	0	0	1.000.000
401	04	16	00	Complemento a obreros por gastos de alimentación	250.000	0	0	0	0	0	250.000
401	04	17	00	Complemento a obreros por gastos de transporte	500.000	0	0	0	0	0	500.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	20	00	Complemento a obreros por días feriados	250.000	0	0	0	0	0	250.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	39.000	0	0	0	0	0	39.000
401	04	96	00	Otros complementos a empleados	250.000	0	0	0	0	0	250.000
401	04	97	00	Otros complementos a obreros	1.500.000	0	0	0	0	0	1.500.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.211.000	0	0	0	0	0	4.211.000
401	05	03	00	Bono vacacional a empleados	2.000.000	0	0	0	0	0	2.000.000
401	05	06	00	Bono vacacional a obreros	2.000.000	0	0	0	0	0	2.000.000
401	05	08	00	Bono vacacional al personal contratado	76.881	0	0	0	0	0	76.881
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	34.119	0	0	0	0	0	34.119
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	100.000	0	0	0	0	0	100.000
401	07	00	00	Asistencia socio-económica	88.107.442	0	0	0	0	0	88.107.442
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	35.600.000	0	0	0	0	0	35.600.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	5.192.924	0	0	0	0	0	5.192.924
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	30.900.000	0	0	0	0	0	30.900.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.192.924	0	0	0	0	0	5.192.924
401	07	33	00	Asistencia socio-económica al personal contratado	11.183.594	0	0	0	0	0	11.183.594
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	38.000	0	0	0	0	0	38.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.058.866**	**0**	**0**	**0**	**0**	**0**	**6.058.866**
402	01	00	00	Productos alimenticios y agropecuarios	3.236.545	0	0	0	0	0	3.236.545
402	01	01	00	Alimentos y bebidas para personas	3.236.545	0	0	0	0	0	3.236.545
402	05	00	00	Productos de papel, cartón e impresos	1.714.661	0	0	0	0	0	1.714.661
402	05	01	00	Pulpa de madera, papel y cartón	1.714.661	0	0	0	0	0	1.714.661
402	08	00	00	Productos metálicos	12.400	0	0	0	0	0	12.400
402	08	02	00	Productos de metales no ferrosos	1.400	0	0	0	0	0	1.400
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	11.000	0	0	0	0	0	11.000
402	10	00	00	Productos varios y útiles diversos	411.729	0	0	0	0	0	411.729
402	10	02	00	Materiales y útiles de limpieza y aseo	288.529	0	0	0	0	0	288.529
402	10	07	00	Productos de seguridad en el trabajo	3.200	0	0	0	0	0	3.200
402	10	11	00	Materiales eléctricos	120.000	0	0	0	0	0	120.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	683.531	0	0	0	0	0	683.531
402	99	01	00	Otros materiales y suministros	683.531	0	0	0	0	0	683.531
403	**00**	**00**	**00**	**Servicios no personales**	**26.495.722**	**0**	**0**	**0**	**0**	**0**	**26.495.722**
403	04	00	00	Servicios básicos	9.349.079	0	0	0	0	0	9.349.079
403	04	01	00	Electricidad	5.300.000	0	0	0	0	0	5.300.000
403	04	02	00	Gas	79	0	0	0	0	0	79
403	04	03	00	Agua	1.100.000	0	0	0	0	0	1.100.000
403	04	04	00	Teléfonos	1.549.000	0	0	0	0	0	1.549.000
403	04	05	00	Servicio de comunicaciones	1.100.000	0	0	0	0	0	1.100.000
403	04	06	00	Servicio de aseo urbano y domiciliario	300.000	0	0	0	0	0	300.000
403	06	00	00	Servicios de transporte y almacenaje	13.057	0	0	0	0	0	13.057
403	06	01	00	Fletes y embalajes	13.057	0	0	0	0	0	13.057
403	09	00	00	Viáticos y pasajes	13.308.000	0	0	0	0	0	13.308.000
403	09	01	00	Viáticos y pasajes dentro del país	13.308.000	0	0	0	0	0	13.308.000
403	18	00	00	Impuestos indirectos	3.267.055	0	0	0	0	0	3.267.055
403	18	01	00	Impuesto al valor agregado	3.267.055	0	0	0	0	0	3.267.055
403	99	00	00	Otros servicios no personales	558.531	0	0	0	0	0	558.531
403	99	01	00	Otros servicios no personales	558.531	0	0	0	0	0	558.531
407	**00**	**00**	**00**	**Transferencias y donaciones**	**666.445.412**	**9.326.157.026**	**0**	**0**	**0**	**0**	**9.992.602.438**
407	01	00	00	Transferencias y donaciones corrientes internas	666.445.412	0	0	0	0	0	666.445.412
407	01	01	00	Transferencias corrientes internas al sector privado	238.155.687	0	0	0	0	0	238.155.687
407	01	01	01	Pensiones del personal empleado, obrero y militar	71.424.808	0	0	0	0	0	71.424.808
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	90.730.879	0	0	0	0	0	90.730.879
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	26.438.264	0	0	0	0	0	26.438.264
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	49.561.736	0	0	0	0	0	49.561.736
407	01	03	00	Transferencias corrientes internas al sector público	428.289.725	0	0	0	0	0	428.289.725
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	143.021.233	0	0	0	0	0	143.021.233
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	285.268.492	0	0	0	0	0	285.268.492
407	03	00	00	Transferencias y donaciones de capital internas	0	9.326.157.026	0	0	0	0	9.326.157.026
407	03	03	00	Transferencias de capital internas al sector público	0	9.326.157.026	0	0	0	0	9.326.157.026
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	1.928.981.230	0	0	0	0	1.928.981.230

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	7.397.175.796	0	0	0	0	7.397.175.796
				Totales	**1.100.000.000**	**9.326.157.026**	**0**	**0**	**0**	**0**	**10.426.157.026**

68

Ministerio del Poder Popular de Industrias

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**288.530.672**	**0**	**0**	**0**	**0**	**0**	**288.530.672**
401	01	00	00	Sueldos, salarios y otras retribuciones	34.773.041	0	0	0	0	0	34.773.041
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	24.664.468	0	0	0	0	0	24.664.468
401	01	03	00	Suplencias a empleados	25.000	0	0	0	0	0	25.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.224.348	0	0	0	0	0	1.224.348
401	01	13	00	Suplencias a obreros	25.000	0	0	0	0	0	25.000
401	01	18	00	Remuneraciones al personal contratado	6.252.514	0	0	0	0	0	6.252.514
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	245.640	0	0	0	0	0	245.640
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.336.071	0	0	0	0	0	2.336.071
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	213.066	0	0	0	0	0	213.066
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	194.670	0	0	0	0	0	194.670
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	18.396	0	0	0	0	0	18.396
401	03	00	00	Primas	38.930.370	0	0	0	0	0	38.930.370
401	03	04	00	Primas por hijos a empleados	348.000	0	0	0	0	0	348.000
401	03	08	00	Primas de profesionalización a empleados	2.917.859	0	0	0	0	0	2.917.859
401	03	09	00	Primas por antigüedad a empleados	1.651.458	0	0	0	0	0	1.651.458
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.744.638	0	0	0	0	0	6.744.638
401	03	19	00	Primas por hijos de obreros	151.200	0	0	0	0	0	151.200
401	03	21	00	Primas por antigüedad a obreros	153.208	0	0	0	0	0	153.208
401	03	22	00	Primas de profesionalización a obreros	15.607	0	0	0	0	0	15.607
401	03	97	00	Otras primas a empleados	25.852.800	0	0	0	0	0	25.852.800
401	03	98	00	Otras primas a obreros	1.095.600	0	0	0	0	0	1.095.600
401	04	00	00	Complementos de sueldos y salarios	100.775.923	0	0	0	0	0	100.775.923
401	04	08	00	Bono compensatorio de alimentación a empleados	25.710.750	0	0	0	0	0	25.710.750
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	100.000	0	0	0	0	0	100.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	100.000	0	0	0	0	0	100.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.374.750	0	0	0	0	0	1.374.750
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	150.000	0	0	0	0	0	150.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.802.500	0	0	0	0	0	3.802.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	3.305.250	0	0	0	0	0	3.305.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	6.612.194	0	0	0	0	0	6.612.194
401	04	96	00	Otros complementos a empleados	53.491.750	0	0	0	0	0	53.491.750
401	04	97	00	Otros complementos a obreros	1.754.140	0	0	0	0	0	1.754.140
401	04	98	00	Otros complementos al personal contratado	4.374.589	0	0	0	0	0	4.374.589
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	36.795.226	0	0	0	0	0	36.795.226
401	05	01	00	Aguinaldos a empleados	20.075.979	0	0	0	0	0	20.075.979
401	05	03	00	Bono vacacional a empleados	9.617.925	0	0	0	0	0	9.617.925
401	05	04	00	Aguinaldos a obreros	701.656	0	0	0	0	0	701.656
401	05	06	00	Bono vacacional a obreros	299.466	0	0	0	0	0	299.466
401	05	07	00	Aguinaldos al personal contratado	1.749.835	0	0	0	0	0	1.749.835
401	05	08	00	Bono vacacional al personal contratado	746.828	0	0	0	0	0	746.828
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	28.145	0	0	0	0	0	28.145
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	12.012	0	0	0	0	0	12.012
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.503.939	0	0	0	0	0	2.503.939
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.059.441	0	0	0	0	0	1.059.441
401	06	00	00	Aportes patronales y legales	16.558.745	0	0	0	0	0	16.558.745
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.837.962	0	0	0	0	0	8.837.962
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.396.695	0	0	0	0	0	2.396.695
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.789.849	0	0	0	0	0	1.789.849
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.608.858	0	0	0	0	0	1.608.858
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	275.787	0	0	0	0	0	275.787
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	75.215	0	0	0	0	0	75.215
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	50.143	0	0	0	0	0	50.143
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	50.143	0	0	0	0	0	50.143
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	11.062	0	0	0	0	0	11.062
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.017	0	0	0	0	0	3.017
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.011	0	0	0	0	0	2.011
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	993.961	0	0	0	0	0	993.961
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	285.062	0	0	0	0	0	285.062

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	178.980	0	0	0	0	0	178.980
401	07	00	00	Asistencia socio-económica	37.532.236	0	0	0	0	0	37.532.236
401	07	01	00	Capacitación y adiestramiento a empleados	40.000	0	0	0	0	0	40.000
401	07	02	00	Becas a empleados	544.200	0	0	0	0	0	544.200
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	0	1.000
401	07	05	00	Ayudas por defunción a empleados	1.000	0	0	0	0	0	1.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.733.380	0	0	0	0	0	9.733.380
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	17.478.967	0	0	0	0	0	17.478.967
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.590.000	0	0	0	0	0	1.590.000
401	07	10	00	Dotación de uniformes a empleados	525.000	0	0	0	0	0	525.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.646.480	0	0	0	0	0	1.646.480
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.436.000	0	0	0	0	0	1.436.000
401	07	18	00	Becas a obreros	61.200	0	0	0	0	0	61.200
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	0	1.000
401	07	21	00	Ayudas por defunción a obreros	1.000	0	0	0	0	0	1.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	300.859	0	0	0	0	0	300.859
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	300.000	0	0	0	0	0	300.000
401	07	26	00	Dotación de uniformes a obreros	350.000	0	0	0	0	0	350.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	390.360	0	0	0	0	0	390.360
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	360.000	0	0	0	0	0	360.000
401	07	33	00	Asistencia socio-económica al personal contratado	1.688.179	0	0	0	0	0	1.688.179
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	12.069	0	0	0	0	0	12.069
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.069.542	0	0	0	0	0	1.069.542
401	08	00	00	Prestaciones sociales e indemnizaciones	22.952.065	0	0	0	0	0	22.952.065
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	18.723.211	0	0	0	0	0	18.723.211
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	584.713	0	0	0	0	0	584.713
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.458.196	0	0	0	0	0	1.458.196
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	23.455	0	0	0	0	0	23.455

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.162.490	0	0	0	0	0	2.162.490
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**18.665.171**	**0**	**0**	**0**	**0**	**0**	**18.665.171**
402	01	00	00	Productos alimenticios y agropecuarios	1.907.505	0	0	0	0	0	1.907.505
402	01	01	00	Alimentos y bebidas para personas	1.907.505	0	0	0	0	0	1.907.505
402	02	00	00	Productos de minas, canteras y yacimientos	25.144	0	0	0	0	0	25.144
402	02	05	00	Piedra, arcilla, arena y tierra	25.144	0	0	0	0	0	25.144
402	03	00	00	Textiles y vestuarios	418.734	0	0	0	0	0	418.734
402	03	01	00	Textiles	25.144	0	0	0	0	0	25.144
402	03	02	00	Prendas de vestir	393.590	0	0	0	0	0	393.590
402	04	00	00	Productos de cuero y caucho	236.691	0	0	0	0	0	236.691
402	04	02	00	Productos de cuero y sucedáneos del cuero	8.381	0	0	0	0	0	8.381
402	04	03	00	Cauchos y tripas para vehículos	228.310	0	0	0	0	0	228.310
402	05	00	00	Productos de papel, cartón e impresos	3.693.608	0	0	0	0	0	3.693.608
402	05	01	00	Pulpa de madera, papel y cartón	568.116	0	0	0	0	0	568.116
402	05	02	00	Envases y cajas de papel y cartón	498.694	0	0	0	0	0	498.694
402	05	03	00	Productos de papel y cartón para oficina	1.341.522	0	0	0	0	0	1.341.522
402	05	04	00	Libros, revistas y periódicos	153.738	0	0	0	0	0	153.738
402	05	05	00	Material de enseñanza	294.825	0	0	0	0	0	294.825
402	05	06	00	Productos de papel y cartón para computación	20.575	0	0	0	0	0	20.575
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	648.510	0	0	0	0	0	648.510
402	05	99	00	Otros productos de pulpa, papel y cartón	167.628	0	0	0	0	0	167.628
402	06	00	00	Productos químicos y derivados	1.375.514	0	0	0	0	0	1.375.514
402	06	01	00	Sustancias químicas y de uso industrial	209.535	0	0	0	0	0	209.535
402	06	02	00	Abonos, plaguicidas y otros	83.814	0	0	0	0	0	83.814
402	06	03	00	Tintas, pinturas y colorantes	75.433	0	0	0	0	0	75.433
402	06	04	00	Productos farmacéuticos y medicamentos	164.276	0	0	0	0	0	164.276
402	06	05	00	Productos de tocador	41.069	0	0	0	0	0	41.069
402	06	06	00	Combustibles y lubricantes	82.976	0	0	0	0	0	82.976
402	06	08	00	Productos plásticos	701.648	0	0	0	0	0	701.648
402	06	99	00	Otros productos de la industria química y conexos	16.763	0	0	0	0	0	16.763
402	07	00	00	Productos minerales no metálicos	628.605	0	0	0	0	0	628.605

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	01	00	Productos de barro, loza y porcelana	184.391	0	0	0	0	0	184.391
402	07	02	00	Vidrios y productos de vidrio	419.071	0	0	0	0	0	419.071
402	07	03	00	Productos de arcilla para construcción	8.381	0	0	0	0	0	8.381
402	07	04	00	Cemento, cal y yeso	8.381	0	0	0	0	0	8.381
402	07	99	00	Otros productos minerales no metálicos	8.381	0	0	0	0	0	8.381
402	08	00	00	Productos metálicos	837.748	0	0	0	0	0	837.748
402	08	02	00	Productos de metales no ferrosos	16.763	0	0	0	0	0	16.763
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	100.577	0	0	0	0	0	100.577
402	08	04	00	Productos metálicos estructurales	75.433	0	0	0	0	0	75.433
402	08	05	00	Materiales de orden público, seguridad y defensa	83.814	0	0	0	0	0	83.814
402	08	07	00	Material de señalamiento	12.572	0	0	0	0	0	12.572
402	08	08	00	Material de educación	98.758	0	0	0	0	0	98.758
402	08	09	00	Repuestos y accesorios para equipos de transporte	215.151	0	0	0	0	0	215.151
402	08	10	00	Repuestos y accesorios para otros equipos	217.917	0	0	0	0	0	217.917
402	08	99	00	Otros productos metálicos	16.763	0	0	0	0	0	16.763
402	09	00	00	Productos de madera	209.534	0	0	0	0	0	209.534
402	09	01	00	Productos primarios de madera	150.865	0	0	0	0	0	150.865
402	09	02	00	Muebles y accesorios de madera para edificaciones	50.288	0	0	0	0	0	50.288
402	09	99	00	Otros productos de madera	8.381	0	0	0	0	0	8.381
402	10	00	00	Productos varios y útiles diversos	9.248.274	0	0	0	0	0	9.248.274
402	10	01	00	Artículos de deporte, recreación y juguetes	150.865	0	0	0	0	0	150.865
402	10	02	00	Materiales y útiles de limpieza y aseo	208.777	0	0	0	0	0	208.777
402	10	03	00	Utensilios de cocina y comedor	83.814	0	0	0	0	0	83.814
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	167.628	0	0	0	0	0	167.628
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.440.019	0	0	0	0	0	1.440.019
402	10	06	00	Condecoraciones, ofrendas y similares	124.606	0	0	0	0	0	124.606
402	10	07	00	Productos de seguridad en el trabajo	108.958	0	0	0	0	0	108.958
402	10	08	00	Materiales para equipos de computación	5.162.843	0	0	0	0	0	5.162.843
402	10	09	00	Especies timbradas y valores	1.676	0	0	0	0	0	1.676
402	10	11	00	Materiales eléctricos	836.839	0	0	0	0	0	836.839
402	10	12	00	Materiales para instalaciones sanitarias	416.643	0	0	0	0	0	416.643

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	13	00	Materiales fotográficos	45.264	0	0	0	0	0	45.264
402	10	99	00	Otros productos y útiles diversos	500.342	0	0	0	0	0	500.342
402	99	00	00	Otros materiales y suministros	83.814	0	0	0	0	0	83.814
402	99	01	00	Otros materiales y suministros	83.814	0	0	0	0	0	83.814
403	**00**	**00**	**00**	**Servicios no personales**	**30.636.139**	**0**	**0**	**0**	**0**	**0**	**30.636.139**
403	01	00	00	Alquileres de inmuebles	167.628	0	0	0	0	0	167.628
403	01	01	00	Alquileres de edificios y locales	125.721	0	0	0	0	0	125.721
403	01	02	00	Alquileres de instalaciones culturales y recreativas	41.907	0	0	0	0	0	41.907
403	02	00	00	Alquileres de maquinaria y equipos	1.315.882	0	0	0	0	0	1.315.882
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	20.954	0	0	0	0	0	20.954
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	37.716	0	0	0	0	0	37.716
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	586.699	0	0	0	0	0	586.699
403	02	99	00	Alquileres de otras maquinaria y equipos	670.513	0	0	0	0	0	670.513
403	04	00	00	Servicios básicos	1.158.694	0	0	0	0	0	1.158.694
403	04	01	00	Electricidad	270.122	0	0	0	0	0	270.122
403	04	03	00	Agua	426.694	0	0	0	0	0	426.694
403	04	04	00	Teléfonos	262.498	0	0	0	0	0	262.498
403	04	05	00	Servicio de comunicaciones	166.576	0	0	0	0	0	166.576
403	04	06	00	Servicio de aseo urbano y domiciliario	20.232	0	0	0	0	0	20.232
403	04	07	00	Servicio de condominio	12.572	0	0	0	0	0	12.572
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	502.884	0	0	0	0	0	502.884
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	167.628	0	0	0	0	0	167.628
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	167.628	0	0	0	0	0	167.628
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	167.628	0	0	0	0	0	167.628
403	06	00	00	Servicios de transporte y almacenaje	245.397	0	0	0	0	0	245.397
403	06	01	00	Fletes y embalajes	207.262	0	0	0	0	0	207.262
403	06	03	00	Estacionamiento	29.335	0	0	0	0	0	29.335
403	06	04	00	Peaje	419	0	0	0	0	0	419
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	8.381	0	0	0	0	0	8.381
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.144.010	0	0	0	0	0	3.144.010
403	07	01	00	Publicidad y propaganda	501.172	0	0	0	0	0	501.172

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	744.955	0	0	0	0	0	744.955
403	07	03	00	Relaciones sociales	1.723.770	0	0	0	0	0	1.723.770
403	07	04	00	Avisos	174.113	0	0	0	0	0	174.113
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	716.580	0	0	0	0	0	716.580
403	08	01	00	Primas y gastos de seguros	419.071	0	0	0	0	0	419.071
403	08	02	00	Comisiones y gastos bancarios	3.834	0	0	0	0	0	3.834
403	08	03	00	Comisiones y gastos de adquisición de seguros	293.675	0	0	0	0	0	293.675
403	09	00	00	Viáticos y pasajes	9.397.785	0	0	0	0	0	9.397.785
403	09	01	00	Viáticos y pasajes dentro del país	8.605.340	0	0	0	0	0	8.605.340
403	09	02	00	Viáticos y pasajes fuera del país	586.699	0	0	0	0	0	586.699
403	09	03	00	Asignación por kilómetros recorridos	205.746	0	0	0	0	0	205.746
403	10	00	00	Servicios profesionales y técnicos	2.416.165	0	0	0	0	0	2.416.165
403	10	01	00	Servicios jurídicos	41.907	0	0	0	0	0	41.907
403	10	02	00	Servicios de contabilidad y auditoría	168	0	0	0	0	0	168
403	10	03	00	Servicios de procesamiento de datos	995.159	0	0	0	0	0	995.159
403	10	04	00	Servicios de ingeniería y arquitectónicos	168	0	0	0	0	0	168
403	10	07	00	Servicios de capacitación y adiestramiento	309.255	0	0	0	0	0	309.255
403	10	09	00	Servicios de lavandería y tintorería	838	0	0	0	0	0	838
403	10	99	00	Otros servicios profesionales y técnicos	1.068.670	0	0	0	0	0	1.068.670
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.131.490	0	0	0	0	0	1.131.490
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	125.721	0	0	0	0	0	125.721
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	544.792	0	0	0	0	0	544.792
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	41.907	0	0	0	0	0	41.907
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	251.442	0	0	0	0	0	251.442
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	167.628	0	0	0	0	0	167.628
403	12	00	00	Conservación y reparaciones menores de obras	670.513	0	0	0	0	0	670.513
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	670.513	0	0	0	0	0	670.513
403	15	00	00	Servicios fiscales	590.775	0	0	0	0	0	590.775
403	15	01	00	Derechos de importación y servicios aduaneros	298.942	0	0	0	0	0	298.942
403	15	02	00	Tasas y otros derechos obligatorios	291.833	0	0	0	0	0	291.833

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.084.000	0	0	0	0	0	3.084.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.084.000	0	0	0	0	0	3.084.000
403	18	00	00	Impuestos indirectos	4.071.119	0	0	0	0	0	4.071.119
403	18	01	00	Impuesto al valor agregado	3.641.125	0	0	0	0	0	3.641.125
403	18	99	00	Otros impuestos indirectos	429.994	0	0	0	0	0	429.994
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	687.960	0	0	0	0	0	687.960
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	687.960	0	0	0	0	0	687.960
403	99	00	00	Otros servicios no personales	1.335.257	0	0	0	0	0	1.335.257
403	99	01	00	Otros servicios no personales	1.335.257	0	0	0	0	0	1.335.257
404	**00**	**00**	**00**	**Activos reales**	**14.618.840**	**0**	**0**	**0**	**0**	**0**	**14.618.840**
404	01	00	00	Repuestos y reparaciones mayores	1.223.686	0	0	0	0	0	1.223.686
404	01	01	00	Repuestos mayores	1.223.686	0	0	0	0	0	1.223.686
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	611.843	0	0	0	0	0	611.843
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	192.773	0	0	0	0	0	192.773
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	209.535	0	0	0	0	0	209.535
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	209.535	0	0	0	0	0	209.535
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	544.791	0	0	0	0	0	544.791
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	251.442	0	0	0	0	0	251.442
404	03	05	00	Maquinaria y equipos industriales y de taller	41.907	0	0	0	0	0	41.907
404	03	06	00	Maquinaria y equipos de energía	251.442	0	0	0	0	0	251.442
404	04	00	00	Equipos de transporte, tracción y elevación	310.112	0	0	0	0	0	310.112
404	04	01	00	Vehículos automotores terrestres	293.349	0	0	0	0	0	293.349
404	04	05	00	Vehículos de tracción no motorizados	16.763	0	0	0	0	0	16.763
404	05	00	00	Equipos de comunicaciones y de señalamiento	249.926	0	0	0	0	0	249.926
404	05	01	00	Equipos de telecomunicaciones	249.926	0	0	0	0	0	249.926
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	604.967	0	0	0	0	0	604.967
404	07	01	00	Equipos científicos y de laboratorio	251.442	0	0	0	0	0	251.442
404	07	02	00	Equipos de enseñanza, deporte y recreación	251.442	0	0	0	0	0	251.442
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	41.907	0	0	0	0	0	41.907
404	07	06	00	Instrumentos musicales y equipos de audio	60.176	0	0	0	0	0	60.176
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.517.730	0	0	0	0	0	11.517.730

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE INDUSTRIAS

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	4.293.406	0	0	0	0	0	4.293.406
404	09	02	00	Equipos de computación	7.066.442	0	0	0	0	0	7.066.442
404	09	03	00	Mobiliario y equipos de alojamiento	157.882	0	0	0	0	0	157.882
404	99	00	00	Otros activos reales	167.628	0	0	0	0	0	167.628
404	99	01	00	Otros activos reales	167.628	0	0	0	0	0	167.628
407	**00**	**00**	**00**	**Transferencias y donaciones**	**846.962.470**	**3.656.691.755**	**0**	**0**	**0**	**0**	**4.503.654.225**
407	01	00	00	Transferencias y donaciones corrientes internas	587.794.819	0	0	0	0	0	587.794.819
407	01	01	00	Transferencias corrientes internas al sector privado	507.459	0	0	0	0	0	507.459
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	242.167	0	0	0	0	0	242.167
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	60.542	0	0	0	0	0	60.542
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	204.750	0	0	0	0	0	204.750
407	01	03	00	Transferencias corrientes internas al sector público	587.287.360	0	0	0	0	0	587.287.360
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	378.469.016	0	0	0	0	0	378.469.016
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	208.818.344	0	0	0	0	0	208.818.344
407	03	00	00	Transferencias y donaciones de capital internas	259.167.651	3.656.691.755	0	0	0	0	3.915.859.406
407	03	03	00	Transferencias de capital internas al sector público	259.167.651	3.656.691.755	0	0	0	0	3.915.859.406
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	156.406.207	0	0	0	0	0	156.406.207
407	03	03	04	Transferencias de capital a entes descentralizados con fines empresariales petroleros	29.573.079	0	0	0	0	0	29.573.079
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	73.188.365	3.656.691.755	0	0	0	0	3.729.880.120
411	**00**	**00**	**00**	**Disminución de pasivos**	**586.708**	**0**	**0**	**0**	**0**	**0**	**586.708**
411	11	00	00	Obligaciones de ejercicios anteriores	586.708	0	0	0	0	0	586.708
411	11	04	00	Compromisos pendientes de ejercicios anteriores	586.708	0	0	0	0	0	586.708
				Totales	**1.200.000.000**	**3.656.691.755**	**0**	**0**	**0**	**0**	**4.856.691.755**

E5000

Distrito Capital

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

E5000 - 1

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Recursos Ordinarios - Ingresos Propios	Recursos Ordinarios - Situado Constitucional	Recursos Ordinarios - Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios - Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**954.015.769**	**0**	**0**	**0**	**954.015.769**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	243.740.701	0	0	0	243.740.701
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	162.338.000	0	0	0	162.338.000
401	01	03	00	Suplencias a empleados	0	9.479.345	0	0	0	9.479.345
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	35.441.139	0	0	0	35.441.139
401	01	12	00	Salarios a obreros en puestos no permanentes	0	1.150.137	0	0	0	1.150.137
401	01	13	00	Suplencias a obreros	0	3.942.552	0	0	0	3.942.552
401	01	18	00	Remuneraciones al personal contratado	0	27.294.660	0	0	0	27.294.660
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	0	1.084.000	0	0	0	1.084.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	0	32.780	0	0	0	32.780
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	0	2.828.088	0	0	0	2.828.088
401	01	99	00	Otras retribuciones	0	150.000	0	0	0	150.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	0	3.221.683	0	0	0	3.221.683
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	0	1.706.276	0	0	0	1.706.276
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	0	1.515.407	0	0	0	1.515.407
401	03	00	00	Primas	0	65.458.176	0	0	0	65.458.176
401	03	01	00	Primas por mérito a empleados	0	20.000	0	0	0	20.000
401	03	02	00	Primas de transporte a empleados	0	2.824.800	0	0	0	2.824.800
401	03	03	00	Primas por hogar a empleados	0	28.138	0	0	0	28.138
401	03	04	00	Primas por hijos a empleados	0	894.528	0	0	0	894.528
401	03	06	00	Primas por residencia a empleados	0	56.748	0	0	0	56.748
401	03	07	00	Primas por categoría de escuelas a empleados	0	8.269.992	0	0	0	8.269.992
401	03	08	00	Primas de profesionalización a empleados	0	12.295.940	0	0	0	12.295.940
401	03	09	00	Primas por antigüedad a empleados	0	12.098.687	0	0	0	12.098.687
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	0	5.585.650	0	0	0	5.585.650
401	03	16	00	Primas por mérito a obreros	0	20.000	0	0	0	20.000
401	03	17	00	Primas de transporte a obreros	0	2.047.853	0	0	0	2.047.853
401	03	19	00	Primas por hijos de obreros	0	339.984	0	0	0	339.984
401	03	21	00	Primas por antigüedad a obreros	0	3.437.741	0	0	0	3.437.741

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares - Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	0	135.460	0	0	0	135.460
401	03	95	00	Otras primas al personal de alto nivel y de dirección	0	3.834.730	0	0	0	3.834.730
401	03	96	00	Otras primas al personal contratado	0	1.680.000	0	0	0	1.680.000
401	03	97	00	Otras primas a empleados	0	5.389.004	0	0	0	5.389.004
401	03	98	00	Otras primas a obreros	0	6.498.921	0	0	0	6.498.921
401	04	00	00	Complementos de sueldos y salarios	0	132.774.223	0	0	0	132.774.223
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	0	569.291	0	0	0	569.291
401	04	02	00	Complemento a empleados por trabajo nocturno	0	1.033.140	0	0	0	1.033.140
401	04	06	00	Complemento a empleados por comisión de servicios	0	1.081.011	0	0	0	1.081.011
401	04	08	00	Bono compensatorio de alimentación a empleados	0	56.546.604	0	0	0	56.546.604
401	04	09	00	Bono compensatorio de transporte a empleados	0	5.195.232	0	0	0	5.195.232
401	04	10	00	Complemento a empleados por días feriados	0	1.258.400	0	0	0	1.258.400
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	0	578.637	0	0	0	578.637
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	0	752.811	0	0	0	752.811
401	04	16	00	Complemento a obreros por gastos de alimentación	0	6.502	0	0	0	6.502
401	04	18	00	Bono compensatorio de alimentación a obreros	0	20.365.914	0	0	0	20.365.914
401	04	19	00	Bono compensatorio de transporte a obreros	0	1.737.205	0	0	0	1.737.205
401	04	20	00	Complemento a obreros por días feriados	0	1.047.200	0	0	0	1.047.200
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	0	581.203	0	0	0	581.203
401	04	26	00	Bono compensatorio de alimentación al personal contratado	0	10.125.395	0	0	0	10.125.395
401	04	27	00	Bono compensatorio de transporte al personal contratado	0	2.282.880	0	0	0	2.282.880
401	04	28	00	Complemento al personal contratado por días feriados	0	1.488.800	0	0	0	1.488.800
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	0	19.440	0	0	0	19.440
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	0	346.252	0	0	0	346.252
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	0	3.169.504	0	0	0	3.169.504
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	0	1.924.560	0	0	0	1.924.560
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	0	720	0	0	0	720
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	0	75.600	0	0	0	75.600
401	04	96	00	Otros complementos a empleados	0	11.040.491	0	0	0	11.040.491

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	04	97	00	Otros complementos a obreros	0	2.391.595	0	0	0	2.391.595
401	04	98	00	Otros complementos al personal contratado	0	9.155.836	0	0	0	9.155.836
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	0	144.078.976	0	0	0	144.078.976
401	05	01	00	Aguinaldos a empleados	0	64.253.337	0	0	0	64.253.337
401	05	03	00	Bono vacacional a empleados	0	45.137.189	0	0	0	45.137.189
401	05	04	00	Aguinaldos a obreros	0	14.368.215	0	0	0	14.368.215
401	05	06	00	Bono vacacional a obreros	0	7.120.601	0	0	0	7.120.601
401	05	07	00	Aguinaldos al personal contratado	0	6.357.795	0	0	0	6.357.795
401	05	08	00	Bono vacacional al personal contratado	0	2.543.118	0	0	0	2.543.118
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	0	31.667	0	0	0	31.667
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	0	12.667	0	0	0	12.667
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	0	3.038.848	0	0	0	3.038.848
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	0	1.215.539	0	0	0	1.215.539
401	06	00	00	Aportes patronales y legales	0	60.222.086	0	0	0	60.222.086
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	0	19.900.779	0	0	0	19.900.779
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	0	13.855.785	0	0	0	13.855.785
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	0	2.410.765	0	0	0	2.410.765
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	0	5.197.821	0	0	0	5.197.821
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	0	3.911.679	0	0	0	3.911.679
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	0	5.314.282	0	0	0	5.314.282
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	0	1.524.107	0	0	0	1.524.107
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	0	1.419.993	0	0	0	1.419.993
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	0	921.999	0	0	0	921.999
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	0	2.080.059	0	0	0	2.080.059
401	06	26	00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	0	731.945	0	0	0	731.945
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	0	10.260	0	0	0	10.260
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	0	833	0	0	0	833
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	0	3.167	0	0	0	3.167
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de	0	972.691	0	0	0	972.691

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
				alto nivel y de dirección						
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	0	499.824	0	0	0	499.824
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	0	301.949	0	0	0	301.949
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	0	2.850	0	0	0	2.850
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	0	212.207	0	0	0	212.207
401	06	95	00	Otros aportes legales por personal contratado	0	949.091	0	0	0	949.091
401	07	00	00	Asistencia socio-económica	0	230.845.370	0	0	0	230.845.370
401	07	01	00	Capacitación y adiestramiento a empleados	0	5.000	0	0	0	5.000
401	07	02	00	Becas a empleados	0	3.227.338	0	0	0	3.227.338
401	07	03	00	Ayudas por matrimonio a empleados	0	12.800	0	0	0	12.800
401	07	04	00	Ayudas por nacimiento de hijos a empleados	0	11.000	0	0	0	11.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	0	23.793.706	0	0	0	23.793.706
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	0	90.223.600	0	0	0	90.223.600
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	0	7.004.040	0	0	0	7.004.040
401	07	10	00	Dotación de uniformes a empleados	0	2.000.000	0	0	0	2.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	0	2.493.332	0	0	0	2.493.332
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	0	4.869.720	0	0	0	4.869.720
401	07	17	00	Capacitación y adiestramiento a obreros	0	5.000	0	0	0	5.000
401	07	18	00	Becas a obreros	0	1.527.744	0	0	0	1.527.744
401	07	19	00	Ayudas por matrimonio de obreros	0	4.160	0	0	0	4.160
401	07	20	00	Ayudas por nacimiento de hijos de obreros	0	4.160	0	0	0	4.160
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	0	6.121.191	0	0	0	6.121.191
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	0	45.398.400	0	0	0	45.398.400
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	0	3.486.600	0	0	0	3.486.600
401	07	26	00	Dotación de uniformes a obreros	0	2.082.440	0	0	0	2.082.440
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	0	1.412.148	0	0	0	1.412.148
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	0	1.935.600	0	0	0	1.935.600
401	07	33	00	Asistencia socio-económica al personal contratado	0	29.293.918	0	0	0	29.293.918
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	0	2.000	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	0	2.000	0	0	0	2.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	0	9.120	0	0	0	9.120
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	0	26.000	0	0	0	26.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	0	5.000	0	0	0	5.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	0	3.080	0	0	0	3.080
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	0	3.080	0	0	0	3.080
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	0	834.155	0	0	0	834.155
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	0	3.010.800	0	0	0	3.010.800
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	0	3.600	0	0	0	3.600
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	0	396.241	0	0	0	396.241
401	07	96	00	Otras subvenciones a empleados	0	864.800	0	0	0	864.800
401	07	97	00	Otras subvenciones a obreros	0	773.597	0	0	0	773.597
401	08	00	00	Prestaciones sociales e indemnizaciones	0	73.674.554	0	0	0	73.674.554
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	0	53.158.456	0	0	0	53.158.456
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	0	12.659.173	0	0	0	12.659.173
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	0	5.298.162	0	0	0	5.298.162
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	0	26.389	0	0	0	26.389
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	0	2.532.374	0	0	0	2.532.374
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**133.043.242**	**0**	**0**	**0**	**133.043.242**
402	01	00	00	Productos alimenticios y agropecuarios	0	31.956.407	0	0	0	31.956.407
402	01	01	00	Alimentos y bebidas para personas	0	31.736.975	0	0	0	31.736.975
402	01	03	00	Productos agrícolas y pecuarios	0	147.067	0	0	0	147.067
402	01	99	00	Otros productos alimenticios y agropecuarios	0	72.365	0	0	0	72.365
402	02	00	00	Productos de minas, canteras y yacimientos	0	28.333	0	0	0	28.333
402	02	02	00	Petróleo crudo y gas natural	0	11.632	0	0	0	11.632
402	02	05	00	Piedra, arcilla, arena y tierra	0	16.701	0	0	0	16.701
402	03	00	00	Textiles y vestuarios	0	19.802.489	0	0	0	19.802.489
402	03	01	00	Textiles	0	8.684.798	0	0	0	8.684.798
402	03	02	00	Prendas de vestir	0	8.050.883	0	0	0	8.050.883

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	03	03	00	Calzados	0	2.971.233	0	0	0	2.971.233
402	03	99	00	Otros productos textiles y vestuarios	0	95.575	0	0	0	95.575
402	04	00	00	Productos de cuero y caucho	0	599.051	0	0	0	599.051
402	04	03	00	Cauchos y tripas para vehículos	0	533.408	0	0	0	533.408
402	04	99	00	Otros productos de cuero y caucho	0	65.643	0	0	0	65.643
402	05	00	00	Productos de papel, cartón e impresos	0	15.003.198	0	0	0	15.003.198
402	05	01	00	Pulpa de madera, papel y cartón	0	4.013.798	0	0	0	4.013.798
402	05	02	00	Envases y cajas de papel y cartón	0	587.607	0	0	0	587.607
402	05	03	00	Productos de papel y cartón para oficina	0	6.904.988	0	0	0	6.904.988
402	05	04	00	Libros, revistas y periódicos	0	1.541.295	0	0	0	1.541.295
402	05	05	00	Material de enseñanza	0	1.309.775	0	0	0	1.309.775
402	05	06	00	Productos de papel y cartón para computación	0	176.713	0	0	0	176.713
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	0	122.480	0	0	0	122.480
402	05	99	00	Otros productos de pulpa, papel y cartón	0	346.542	0	0	0	346.542
402	06	00	00	Productos químicos y derivados	0	13.943.974	0	0	0	13.943.974
402	06	02	00	Abonos, plaguicidas y otros	0	43.490	0	0	0	43.490
402	06	03	00	Tintas, pinturas y colorantes	0	2.546.192	0	0	0	2.546.192
402	06	04	00	Productos farmacéuticos y medicamentos	0	6.677.156	0	0	0	6.677.156
402	06	05	00	Productos de tocador	0	1.132.213	0	0	0	1.132.213
402	06	06	00	Combustibles y lubricantes	0	402.689	0	0	0	402.689
402	06	08	00	Productos plásticos	0	3.023.058	0	0	0	3.023.058
402	06	99	00	Otros productos de la industria química y conexos	0	119.176	0	0	0	119.176
402	07	00	00	Productos minerales no metálicos	0	297.585	0	0	0	297.585
402	07	01	00	Productos de barro, loza y porcelana	0	24.761	0	0	0	24.761
402	07	02	00	Vidrios y productos de vidrio	0	100.817	0	0	0	100.817
402	07	03	00	Productos de arcilla para construcción	0	65.639	0	0	0	65.639
402	07	04	00	Cemento, cal y yeso	0	77.117	0	0	0	77.117
402	07	99	00	Otros productos minerales no metálicos	0	29.251	0	0	0	29.251
402	08	00	00	Productos metálicos	0	2.742.797	0	0	0	2.742.797
402	08	01	00	Productos primarios de hierro y acero	0	147.139	0	0	0	147.139

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	08	02	00	Productos de metales no ferrosos	0	79.031	0	0	0	79.031
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	1.832.538	0	0	0	1.832.538
402	08	04	00	Productos metálicos estructurales	0	25.032	0	0	0	25.032
402	08	07	00	Material de señalamiento	0	36.191	0	0	0	36.191
402	08	08	00	Material de educación	0	19.659	0	0	0	19.659
402	08	09	00	Repuestos y accesorios para equipos de transporte	0	95.245	0	0	0	95.245
402	08	10	00	Repuestos y accesorios para otros equipos	0	125.999	0	0	0	125.999
402	08	99	00	Otros productos metálicos	0	381.963	0	0	0	381.963
402	09	00	00	Productos de madera	0	563.992	0	0	0	563.992
402	09	01	00	Productos primarios de madera	0	188.658	0	0	0	188.658
402	09	02	00	Muebles y accesorios de madera para edificaciones	0	243.708	0	0	0	243.708
402	09	99	00	Otros productos de madera	0	131.626	0	0	0	131.626
402	10	00	00	Productos varios y útiles diversos	0	43.474.177	0	0	0	43.474.177
402	10	01	00	Artículos de deporte, recreación y juguetes	0	9.606.837	0	0	0	9.606.837
402	10	02	00	Materiales y útiles de limpieza y aseo	0	5.209.381	0	0	0	5.209.381
402	10	03	00	Utensilios de cocina y comedor	0	800.222	0	0	0	800.222
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	1.362.861	0	0	0	1.362.861
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	7.109.507	0	0	0	7.109.507
402	10	06	00	Condecoraciones, ofrendas y similares	0	59.133	0	0	0	59.133
402	10	07	00	Productos de seguridad en el trabajo	0	1.733.320	0	0	0	1.733.320
402	10	08	00	Materiales para equipos de computación	0	7.979.074	0	0	0	7.979.074
402	10	09	00	Especies timbradas y valores	0	36.542	0	0	0	36.542
402	10	11	00	Materiales eléctricos	0	2.956.818	0	0	0	2.956.818
402	10	12	00	Materiales para instalaciones sanitarias	0	690.234	0	0	0	690.234
402	10	13	00	Materiales fotográficos	0	199.002	0	0	0	199.002
402	10	99	00	Otros productos y útiles diversos	0	5.731.246	0	0	0	5.731.246
402	11	00	00	Bienes para la venta	0	115.000	0	0	0	115.000
402	11	01	00	Productos y artículos para la venta	0	115.000	0	0	0	115.000
402	99	00	00	Otros materiales y suministros	0	4.516.239	0	0	0	4.516.239
402	99	01	00	Otros materiales y suministros	0	4.516.239	0	0	0	4.516.239

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Recursos Ordinarios - Ingresos Propios	Recursos Ordinarios - Situado Constitucional	Recursos Ordinarios - Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios - Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**306.621.806**	**0**	**0**	**0**	**306.621.806**
403	01	00	00	Alquileres de inmuebles	0	3.202.998	0	0	0	3.202.998
403	01	01	00	Alquileres de edificios y locales	0	3.172.706	0	0	0	3.172.706
403	01	02	00	Alquileres de instalaciones culturales y recreativas	0	30.292	0	0	0	30.292
403	02	00	00	Alquileres de maquinaria y equipos	0	169.660	0	0	0	169.660
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	12.722	0	0	0	12.722
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	0	21.938	0	0	0	21.938
403	02	99	00	Alquileres de otras maquinaria y equipos	0	135.000	0	0	0	135.000
403	04	00	00	Servicios básicos	0	7.736.972	0	0	0	7.736.972
403	04	01	00	Electricidad	0	1.752.220	0	0	0	1.752.220
403	04	02	00	Gas	0	146.167	0	0	0	146.167
403	04	03	00	Agua	0	752.914	0	0	0	752.914
403	04	04	00	Teléfonos	0	2.160.679	0	0	0	2.160.679
403	04	05	00	Servicio de comunicaciones	0	679.447	0	0	0	679.447
403	04	06	00	Servicio de aseo urbano y domiciliario	0	391.747	0	0	0	391.747
403	04	07	00	Servicio de condominio	0	1.853.798	0	0	0	1.853.798
403	06	00	00	Servicios de transporte y almacenaje	0	516.851	0	0	0	516.851
403	06	01	00	Fletes y embalajes	0	424.067	0	0	0	424.067
403	06	02	00	Almacenaje	0	54.011	0	0	0	54.011
403	06	03	00	Estacionamiento	0	884	0	0	0	884
403	06	04	00	Peaje	0	35.644	0	0	0	35.644
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	0	2.245	0	0	0	2.245
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	88.169.852	0	0	0	88.169.852
403	07	01	00	Publicidad y propaganda	0	10.061.304	0	0	0	10.061.304
403	07	02	00	Imprenta y reproducción	0	12.054.740	0	0	0	12.054.740
403	07	03	00	Relaciones sociales	0	62.543.608	0	0	0	62.543.608
403	07	04	00	Avisos	0	3.510.200	0	0	0	3.510.200
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	0	3.652.194	0	0	0	3.652.194
403	08	01	00	Primas y gastos de seguros	0	2.798.841	0	0	0	2.798.841
403	08	02	00	Comisiones y gastos bancarios	0	851.053	0	0	0	851.053

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
403	08	03	00	Comisiones y gastos de adquisición de seguros	0	2.300	0	0	0	2.300
403	09	00	00	Viáticos y pasajes	0	4.201.340	0	0	0	4.201.340
403	09	01	00	Viáticos y pasajes dentro del país	0	3.270.618	0	0	0	3.270.618
403	09	02	00	Viáticos y pasajes fuera del país	0	930.000	0	0	0	930.000
403	09	03	00	Asignación por kilómetros recorridos	0	722	0	0	0	722
403	10	00	00	Servicios profesionales y técnicos	0	45.031.997	0	0	0	45.031.997
403	10	01	00	Servicios jurídicos	0	14.211	0	0	0	14.211
403	10	02	00	Servicios de contabilidad y auditoría	0	7.000	0	0	0	7.000
403	10	03	00	Servicios de procesamiento de datos	0	3.580.000	0	0	0	3.580.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	0	1.208.000	0	0	0	1.208.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	0	310.000	0	0	0	310.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	5.092.000	0	0	0	5.092.000
403	10	09	00	Servicios de lavandería y tintorería	0	112.736	0	0	0	112.736
403	10	10	00	Servicios de vigilancia	0	2.687.941	0	0	0	2.687.941
403	10	11	00	Servicios para la elaboración y suministro de comida	0	708.600	0	0	0	708.600
403	10	99	00	Otros servicios profesionales y técnicos	0	31.311.509	0	0	0	31.311.509
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	6.824.864	0	0	0	6.824.864
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	0	11.079	0	0	0	11.079
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	0	4.640.400	0	0	0	4.640.400
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	0	1.155.472	0	0	0	1.155.472
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	0	124.815	0	0	0	124.815
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	0	51.766	0	0	0	51.766
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	0	830.667	0	0	0	830.667
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	0	10.665	0	0	0	10.665
403	12	00	00	Conservación y reparaciones menores de obras	0	9.663.797	0	0	0	9.663.797
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	0	9.663.797	0	0	0	9.663.797
403	13	00	00	Servicios de construcciones temporales	0	3.000	0	0	0	3.000
403	13	01	00	Servicios de construcciones temporales	0	3.000	0	0	0	3.000
403	15	00	00	Servicios fiscales	0	653.827	0	0	0	653.827

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	15	01	00	Derechos de importación y servicios aduaneros	0	572.575	0	0	0	572.575
403	15	02	00	Tasas y otros derechos obligatorios	0	8.126	0	0	0	8.126
403	15	03	00	Asignación a agentes de especies fiscales	0	65.643	0	0	0	65.643
403	15	99	00	Otros servicios fiscales	0	7.483	0	0	0	7.483
403	16	00	00	Servicios de diversión, esparcimiento y culturales	0	16.352.754	0	0	0	16.352.754
403	16	01	00	Servicios de diversión, esparcimiento y culturales	0	16.352.754	0	0	0	16.352.754
403	18	00	00	Impuestos indirectos	0	99.779.311	0	0	0	99.779.311
403	18	01	00	Impuesto al valor agregado	0	99.736.932	0	0	0	99.736.932
403	18	99	00	Otros impuestos indirectos	0	42.379	0	0	0	42.379
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	0	1.717.007	0	0	0	1.717.007
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	0	1.717.007	0	0	0	1.717.007
403	99	00	00	Otros servicios no personales	0	18.945.382	0	0	0	18.945.382
403	99	01	00	Otros servicios no personales	0	18.945.382	0	0	0	18.945.382
404	**00**	**00**	**00**	**Activos reales**	**0**	**483.914.164**	**0**	**0**	**0**	**483.914.164**
404	01	00	00	Repuestos y reparaciones mayores	0	5.260.256	0	0	0	5.260.256
404	01	01	00	Repuestos mayores	0	1.214.892	0	0	0	1.214.892
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	0	212.041	0	0	0	212.041
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	0	261.551	0	0	0	261.551
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	0	231.467	0	0	0	231.467
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	0	334.719	0	0	0	334.719
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	0	175.114	0	0	0	175.114
404	01	02	00	Reparaciones mayores de maquinaria y equipos	0	4.045.364	0	0	0	4.045.364
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	0	227.460	0	0	0	227.460
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	0	3.622.646	0	0	0	3.622.646
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	0	86.998	0	0	0	86.998
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	0	11.135	0	0	0	11.135
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	0	3.487	0	0	0	3.487
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	0	93.638	0	0	0	93.638
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	0	303.306.974	0	0	0	303.306.974

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	0	191.300.171	0	0	0	191.300.171
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	0	112.006.803	0	0	0	112.006.803
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	0	3.417.988	0	0	0	3.417.988
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	0	2.624.610	0	0	0	2.624.610
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	0	75.598	0	0	0	75.598
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	0	185.458	0	0	0	185.458
404	03	05	00	Maquinaria y equipos industriales y de taller	0	191.918	0	0	0	191.918
404	03	06	00	Maquinaria y equipos de energía	0	295.504	0	0	0	295.504
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	0	44.900	0	0	0	44.900
404	04	00	00	Equipos de transporte, tracción y elevación	0	8.696.069	0	0	0	8.696.069
404	04	01	00	Vehículos automotores terrestres	0	8.200.977	0	0	0	8.200.977
404	04	05	00	Vehículos de tracción no motorizados	0	313.946	0	0	0	313.946
404	04	06	00	Equipos auxiliares de transporte	0	14.427	0	0	0	14.427
404	04	99	00	Otros equipos de transporte, tracción y elevación	0	166.719	0	0	0	166.719
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	9.589.572	0	0	0	9.589.572
404	05	01	00	Equipos de telecomunicaciones	0	9.301.758	0	0	0	9.301.758
404	05	02	00	Equipos de señalamiento	0	37.415	0	0	0	37.415
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	0	250.399	0	0	0	250.399
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	3.935.085	0	0	0	3.935.085
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	3.920.118	0	0	0	3.920.118
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	0	14.967	0	0	0	14.967
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	8.298.660	0	0	0	8.298.660
404	07	01	00	Equipos científicos y de laboratorio	0	123.540	0	0	0	123.540
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	4.602.637	0	0	0	4.602.637
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	0	228.708	0	0	0	228.708
404	07	06	00	Instrumentos musicales y equipos de audio	0	3.256.360	0	0	0	3.256.360
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	0	87.415	0	0	0	87.415
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	0	5.239	0	0	0	5.239
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	0	3.742	0	0	0	3.742
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	0	1.497	0	0	0	1.497

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	48.502.539	0	0	0	48.502.539
404	09	01	00	Mobiliario y equipos de oficina	0	16.415.879	0	0	0	16.415.879
404	09	02	00	Equipos de computación	0	11.269.740	0	0	0	11.269.740
404	09	03	00	Mobiliario y equipos de alojamiento	0	19.528.152	0	0	0	19.528.152
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	0	1.288.768	0	0	0	1.288.768
404	12	00	00	Activos intangibles	0	2.433.523	0	0	0	2.433.523
404	12	01	00	Marcas de fábrica y patentes de invención	0	1.497	0	0	0	1.497
404	12	04	00	Paquetes y programas de computación	0	1.552.026	0	0	0	1.552.026
404	12	05	00	Estudios y proyectos	0	880.000	0	0	0	880.000
404	13	00	00	Estudios y proyectos para inversión en activos fijos	0	800.000	0	0	0	800.000
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	0	800.000	0	0	0	800.000
404	14	00	00	Contratación de inspección de obras	0	18.656.305	0	0	0	18.656.305
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	0	11.292.989	0	0	0	11.292.989
404	14	02	00	Contratación de inspección de obras de bienes del dominio público	0	7.363.316	0	0	0	7.363.316
404	15	00	00	Construcciones del dominio privado	0	34.013.605	0	0	0	34.013.605
404	15	03	00	Construcciones de edificaciones educativas, religiosas y recreativas	0	34.013.605	0	0	0	34.013.605
404	16	00	00	Construcciones del dominio público	0	30.000.000	0	0	0	30.000.000
404	16	03	00	Construcciones de instalaciones hidráulicas	0	30.000.000	0	0	0	30.000.000
404	99	00	00	Otros activos reales	0	6.998.349	0	0	0	6.998.349
404	99	01	00	Otros activos reales	0	6.998.349	0	0	0	6.998.349
407	**00**	**00**	**00**	**Transferencias y donaciones**	**554.715.893**	**1.025.249.885**	**0**	**430.921.779**	**0**	**2.010.887.557**
407	01	00	00	Transferencias y donaciones corrientes internas	554.715.893	728.685.350	0	430.921.779	0	1.714.323.022
407	01	01	00	Transferencias corrientes internas al sector privado	0	8.840.000	0	380.921.779	0	389.761.779
407	01	01	01	Pensiones del personal empleado, obrero y militar	0	0	0	34.635.840	0	34.635.840
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	0	0	0	296.378.900	0	296.378.900
407	01	01	07	Otras becas	0	8.840.000	0	0	0	8.840.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	0	0	0	500.000	0	500.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	0	0	0	100.000	0	100.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	0	0	0	500.000	0	500.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar	0	0	0	1.408.320	0	1.408.320

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
				pensionado						
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	0	0	0	500.000	0	500.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	0	0	0	100.000	0	100.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	0	0	0	16.709.619	0	16.709.619
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	0	0	0	30.089.100	0	30.089.100
407	01	02	00	Donaciones corrientes internas al sector privado	0	52.055.357	0	0	0	52.055.357
407	01	02	01	Donaciones corrientes a personas	0	52.055.357	0	0	0	52.055.357
407	01	03	00	Transferencias corrientes internas al sector público	554.715.893	666.789.993	0	50.000.000	0	1.271.505.886
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	520.383.389	368.930.111	0	0	0	889.313.500
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	34.332.504	283.000.000	0	50.000.000	0	367.332.504
407	01	03	11	Transferencias corrientes al Poder Municipal	0	14.859.882	0	0	0	14.859.882
407	01	04	00	Donaciones corrientes internas al sector público	0	1.000.000	0	0	0	1.000.000
407	01	04	01	Donaciones corrientes a la República	0	1.000.000	0	0	0	1.000.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	0	4.000.000	0	0	0	4.000.000
407	02	02	00	Donaciones corrientes al exterior	0	4.000.000	0	0	0	4.000.000
407	02	02	01	Donaciones corrientes a personas	0	4.000.000	0	0	0	4.000.000
407	03	00	00	Transferencias y donaciones de capital internas	0	99.346.843	0	0	0	99.346.843
407	03	04	00	Donaciones de capital internas al sector público	0	99.346.843	0	0	0	99.346.843
407	03	04	01	Donaciones de capital a la República	0	99.346.843	0	0	0	99.346.843
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	0	193.217.692	0	0	0	193.217.692
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	0	193.217.692	0	0	0	193.217.692
407	12	02	02	Donaciones de Capital a Consejos Comunales	0	193.217.692	0	0	0	193.217.692
408	**00**	**00**	**00**	**Otros gastos**	**0**	**244.847**	**0**	**0**	**0**	**244.847**
408	05	00	00	Obligaciones en el ejercicio vigente	0	217.012	0	0	0	217.012
408	05	01	00	Devoluciones de cobros indebidos	0	149.664	0	0	0	149.664
408	05	02	00	Devoluciones y reintegros diversos	0	67.348	0	0	0	67.348
408	08	00	00	Indemnizaciones y sanciones pecuniarias	0	27.835	0	0	0	27.835
408	08	01	00	Indemnizaciones por daños y perjuicios	0	27.835	0	0	0	27.835
408	08	01	01	Indemnizaciones por daños y perjuicios ocasionados por organismos de la República, del Poder Estadal y del Poder Municipal	0	27.835	0	0	0	27.835

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS E5000 - 14

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
411	**00**	**00**	**00**	**Disminución de pasivos**	**0**	**68.886.645**	**0**	**0**	**0**	**68.886.645**
411	11	00	00	Obligaciones de ejercicios anteriores	0	68.886.645	0	0	0	68.886.645
411	11	04	00	Compromisos pendientes de ejercicios anteriores	0	14.000.000	0	0	0	14.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	0	54.886.645	0	0	0	54.886.645
498	**00**	**00**	**00**	**Rectificaciones al presupuesto**	**39.975.899**	**0**	**0**	**0**	**0**	**39.975.899**
498	01	00	00	Rectificaciones al presupuesto	39.975.899	0	0	0	0	39.975.899
498	01	01	00	Rectificaciones al presupuesto	39.975.899	0	0	0	0	39.975.899
				Totales	**594.691.792**	**2.971.976.358**	**0**	**430.921.779**	**0**	**3.997.589.929**

E7700

Territorio Insular Francisco de Miranda

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**0**	**0**	**69.023.288**	**0**	**69.023.288**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	0	0	9.808.002	0	9.808.002
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	0	0	2.806.860	0	2.806.860
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	0	0	5.591.142	0	5.591.142
401	01	12	00	Salarios a obreros en puestos no permanentes	0	0	0	300.000	0	300.000
401	01	18	00	Remuneraciones al personal contratado	0	0	0	960.000	0	960.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	0	0	0	150.000	0	150.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	0	0	0	1.986.458	0	1.986.458
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	0	0	0	478.045	0	478.045
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	0	0	0	1.508.413	0	1.508.413
401	03	00	00	Primas	0	0	0	8.006.396	0	8.006.396
401	03	08	00	Primas de profesionalización a empleados	0	0	0	561.372	0	561.372
401	03	09	00	Primas por antigüedad a empleados	0	0	0	1.403.430	0	1.403.430
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	0	0	0	1.866.024	0	1.866.024
401	03	21	00	Primas por antigüedad a obreros	0	0	0	2.795.570	0	2.795.570
401	03	97	00	Otras primas a empleados	0	0	0	450.000	0	450.000
401	03	98	00	Otras primas a obreros	0	0	0	930.000	0	930.000
401	04	00	00	Complementos de sueldos y salarios	0	0	0	12.159.462	0	12.159.462
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	0	0	0	285.911	0	285.911
401	04	02	00	Complemento a empleados por trabajo nocturno	0	0	0	467.810	0	467.810
401	04	05	00	Complemento a empleados por gastos de representación	0	0	0	210.000	0	210.000
401	04	06	00	Complemento a empleados por comisión de servicios	0	0	0	216.000	0	216.000
401	04	07	00	Bonificación a empleados	0	0	0	822.262	0	822.262
401	04	08	00	Bono compensatorio de alimentación a empleados	0	0	0	1.566.000	0	1.566.000
401	04	09	00	Bono compensatorio de transporte a empleados	0	0	0	540.000	0	540.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	0	0	0	1.663.459	0	1.663.459
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	0	0	0	935.620	0	935.620
401	04	16	00	Complemento a obreros por gastos de alimentación	0	0	0	180.000	0	180.000
401	04	18	00	Bono compensatorio de alimentación a obreros	0	0	0	3.236.400	0	3.236.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
401	04	19	00	Bono compensatorio de transporte a obreros	0	0	0	1.116.000	0	1.116.000
401	04	96	00	Otros complementos a empleados	0	0	0	300.000	0	300.000
401	04	97	00	Otros complementos a obreros	0	0	0	620.000	0	620.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	0	0	0	12.002.592	0	12.002.592
401	05	01	00	Aguinaldos a empleados	0	0	0	3.289.049	0	3.289.049
401	05	03	00	Bono vacacional a empleados	0	0	0	1.307.694	0	1.307.694
401	05	04	00	Aguinaldos a obreros	0	0	0	5.299.013	0	5.299.013
401	05	06	00	Bono vacacional a obreros	0	0	0	2.106.836	0	2.106.836
401	06	00	00	Aportes patronales y legales	0	0	0	2.949.376	0	2.949.376
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	0	0	0	689.016	0	689.016
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	0	0	0	229.672	0	229.672
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	0	0	0	153.115	0	153.115
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	0	0	0	115.794	0	115.794
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	0	0	0	991.001	0	991.001
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	0	0	0	330.334	0	330.334
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	0	0	0	220.222	0	220.222
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	0	0	0	220.222	0	220.222
401	07	00	00	Asistencia socio-económica	0	0	0	15.640.628	0	15.640.628
401	07	01	00	Capacitación y adiestramiento a empleados	0	0	0	375.000	0	375.000
401	07	02	00	Becas a empleados	0	0	0	240.000	0	240.000
401	07	03	00	Ayudas por matrimonio a empleados	0	0	0	15.000	0	15.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	0	0	0	15.000	0	15.000
401	07	05	00	Ayudas por defunción a empleados	0	0	0	187.500	0	187.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	0	0	0	375.000	0	375.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	0	0	0	1.067.360	0	1.067.360
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	0	0	0	2.184.000	0	2.184.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	0	0	0	75.000	0	75.000
401	07	10	00	Dotación de uniformes a empleados	0	0	0	375.000	0	375.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	0	0	0	240.000	0	240.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
401	07	17	00	Capacitación y adiestramiento a obreros	0	0	0	775.000	0	775.000
401	07	18	00	Becas a obreros	0	0	0	456.000	0	456.000
401	07	19	00	Ayudas por matrimonio de obreros	0	0	0	22.500	0	22.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	0	0	0	22.500	0	22.500
401	07	21	00	Ayudas por defunción a obreros	0	0	0	387.500	0	387.500
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	0	0	0	775.000	0	775.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	0	0	0	1.651.668	0	1.651.668
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	0	0	0	4.513.600	0	4.513.600
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	0	0	0	100.000	0	100.000
401	07	26	00	Dotación de uniformes a obreros	0	0	0	775.000	0	775.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	0	0	0	468.000	0	468.000
401	07	33	00	Asistencia socio-económica al personal contratado	0	0	0	200.000	0	200.000
401	07	96	00	Otras subvenciones a empleados	0	0	0	112.500	0	112.500
401	07	97	00	Otras subvenciones a obreros	0	0	0	232.500	0	232.500
401	08	00	00	Prestaciones sociales e indemnizaciones	0	0	0	5.960.374	0	5.960.374
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	0	0	0	2.192.699	0	2.192.699
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	0	0	0	3.532.675	0	3.532.675
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	0	0	0	235.000	0	235.000
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	0	0	0	50.000	0	50.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	0	0	0	50.000	0	50.000
401	96	00	00	Otros gastos del personal empleado	0	0	0	150.000	0	150.000
401	96	01	00	Otros gastos del personal empleado	0	0	0	150.000	0	150.000
401	97	00	00	Otros gastos del personal obrero	0	0	0	310.000	0	310.000
401	97	01	00	Otros gastos del personal obrero	0	0	0	310.000	0	310.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**2.807.819**	**0**	**0**	**341.143**	**0**	**3.148.962**
402	01	00	00	Productos alimenticios y agropecuarios	115.462	0	0	60.845	0	176.307
402	01	01	00	Alimentos y bebidas para personas	107.753	0	0	60.416	0	168.169
402	01	03	00	Productos agrícolas y pecuarios	3.212	0	0	0	0	3.212
402	01	99	00	Otros productos alimenticios y agropecuarios	4.497	0	0	429	0	4.926

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	02	00	00	Productos de minas, canteras y yacimientos	32.996	0	0	19.079	0	52.075
402	02	05	00	Piedra, arcilla, arena y tierra	32.996	0	0	19.079	0	52.075
402	03	00	00	Textiles y vestuarios	79.186	0	0	9.311	0	88.497
402	03	01	00	Textiles	9.090	0	0	2.544	0	11.634
402	03	02	00	Prendas de vestir	57.496	0	0	5.406	0	62.902
402	03	03	00	Calzados	12.600	0	0	1.361	0	13.961
402	04	00	00	Productos de cuero y caucho	30.672	0	0	4.007	0	34.679
402	04	03	00	Cauchos y tripas para vehículos	28.865	0	0	3.371	0	32.236
402	04	99	00	Otros productos de cuero y caucho	1.807	0	0	636	0	2.443
402	05	00	00	Productos de papel, cartón e impresos	54.482	0	0	8.429	0	62.911
402	05	02	00	Envases y cajas de papel y cartón	13.147	0	0	2.237	0	15.384
402	05	03	00	Productos de papel y cartón para oficina	10.646	0	0	1.367	0	12.013
402	05	04	00	Libros, revistas y periódicos	1.405	0	0	0	0	1.405
402	05	06	00	Productos de papel y cartón para computación	5.775	0	0	1.272	0	7.047
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	19.889	0	0	2.726	0	22.615
402	05	99	00	Otros productos de pulpa, papel y cartón	3.620	0	0	827	0	4.447
402	06	00	00	Productos químicos y derivados	1.664.417	0	0	159.295	0	1.823.712
402	06	01	00	Sustancias químicas y de uso industrial	70.721	0	0	15.899	0	86.620
402	06	02	00	Abonos, plaguicidas y otros	1.705	0	0	427	0	2.132
402	06	03	00	Tintas, pinturas y colorantes	24.021	0	0	2.735	0	26.756
402	06	04	00	Productos farmacéuticos y medicamentos	13.482	0	0	1.526	0	15.008
402	06	05	00	Productos de tocador	585	0	0	318	0	903
402	06	06	00	Combustibles y lubricantes	663.531	0	0	33.458	0	696.989
402	06	07	00	Productos diversos derivados del petróleo y del carbón	390	0	0	0	0	390
402	06	08	00	Productos plásticos	44.351	0	0	636	0	44.987
402	06	09	00	Mezclas explosivas	656	0	0	0	0	656
402	06	99	00	Otros productos de la industria química y conexos	844.975	0	0	104.296	0	949.271
402	07	00	00	Productos minerales no metálicos	6.582	0	0	497	0	7.079
402	07	02	00	Vidrios y productos de vidrio	512	0	0	175	0	687
402	07	03	00	Productos de arcilla para construcción	4.725	0	0	0	0	4.725

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	07	99	00	Otros productos minerales no metálicos	1.345	0	0	322	0	1.667
402	08	00	00	Productos metálicos	560.660	0	0	54.211	0	614.871
402	08	01	00	Productos primarios de hierro y acero	147.719	0	0	26.583	0	174.302
402	08	02	00	Productos de metales no ferrosos	3.399	0	0	140	0	3.539
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	26.144	0	0	640	0	26.784
402	08	09	00	Repuestos y accesorios para equipos de transporte	135.396	0	0	7.177	0	142.573
402	08	10	00	Repuestos y accesorios para otros equipos	243.392	0	0	19.447	0	262.839
402	08	99	00	Otros productos metálicos	4.610	0	0	224	0	4.834
402	09	00	00	Productos de madera	59.805	0	0	3.801	0	63.606
402	09	02	00	Muebles y accesorios de madera para edificaciones	55.189	0	0	3.521	0	58.710
402	09	99	00	Otros productos de madera	4.616	0	0	280	0	4.896
402	10	00	00	Productos varios y útiles diversos	197.371	0	0	21.108	0	218.479
402	10	01	00	Artículos de deporte, recreación y juguetes	14.368	0	0	6.995	0	21.363
402	10	02	00	Materiales y útiles de limpieza y aseo	29.563	0	0	3.917	0	33.480
402	10	03	00	Utensilios de cocina y comedor	1.577	0	0	280	0	1.857
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.172	0	0	485	0	7.657
402	10	06	00	Condecoraciones, ofrendas y similares	1.886	0	0	280	0	2.166
402	10	07	00	Productos de seguridad en el trabajo	21.155	0	0	280	0	21.435
402	10	08	00	Materiales para equipos de computación	55.652	0	0	2.406	0	58.058
402	10	11	00	Materiales eléctricos	44.057	0	0	4.953	0	49.010
402	10	12	00	Materiales para instalaciones sanitarias	6.967	0	0	364	0	7.331
402	10	13	00	Materiales fotográficos	1.637	0	0	392	0	2.029
402	10	99	00	Otros productos y útiles diversos	13.337	0	0	756	0	14.093
402	99	00	00	Otros materiales y suministros	6.186	0	0	560	0	6.746
402	99	01	00	Otros materiales y suministros	6.186	0	0	560	0	6.746
403	**00**	**00**	**00**	**Servicios no personales**	**63.819.715**	**0**	**0**	**5.640.417**	**0**	**69.460.132**
403	01	00	00	Alquileres de inmuebles	347.499	0	0	2.612	0	350.111
403	01	01	00	Alquileres de edificios y locales	347.499	0	0	2.612	0	350.111
403	02	00	00	Alquileres de maquinaria y equipos	59.977	0	0	0	0	59.977
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	29.810	0	0	0	0	29.810

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	10.239	0	0	0	0	10.239
403	02	99	00	Alquileres de otras maquinaria y equipos	19.928	0	0	0	0	19.928
403	04	00	00	Servicios básicos	2.157.481	0	0	1.641	0	2.159.122
403	04	01	00	Electricidad	875.474	0	0	0	0	875.474
403	04	04	00	Teléfonos	719.705	0	0	373	0	720.078
403	04	05	00	Servicio de comunicaciones	561.880	0	0	1.119	0	562.999
403	04	06	00	Servicio de aseo urbano y domiciliario	422	0	0	149	0	571
403	06	00	00	Servicios de transporte y almacenaje	1.290.494	0	0	39.344	0	1.329.838
403	06	01	00	Fletes y embalajes	1.290.494	0	0	39.344	0	1.329.838
403	07	00	00	Servicios de información, impresión y relaciones públicas	97.711	0	0	3.545	0	101.256
403	07	02	00	Imprenta y reproducción	61.805	0	0	2.612	0	64.417
403	07	03	00	Relaciones sociales	20.755	0	0	933	0	21.688
403	07	04	00	Avisos	15.151	0	0	0	0	15.151
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.735.770	0	0	933	0	2.736.703
403	08	01	00	Primas y gastos de seguros	2.733.129	0	0	0	0	2.733.129
403	08	02	00	Comisiones y gastos bancarios	2.641	0	0	933	0	3.574
403	09	00	00	Viáticos y pasajes	1.599.680	0	0	52.235	0	1.651.915
403	09	01	00	Viáticos y pasajes dentro del país	1.599.680	0	0	52.235	0	1.651.915
403	10	00	00	Servicios profesionales y técnicos	1.994.181	0	0	42.572	0	2.036.753
403	10	01	00	Servicios jurídicos	311.406	0	0	0	0	311.406
403	10	02	00	Servicios de contabilidad y auditoría	647.244	0	0	0	0	647.244
403	10	03	00	Servicios de procesamiento de datos	720.299	0	0	0	0	720.299
403	10	04	00	Servicios de ingeniería y arquitectónicos	247.346	0	0	31.341	0	278.687
403	10	09	00	Servicios de lavandería y tintorería	3.318	0	0	784	0	4.102
403	10	99	00	Otros servicios profesionales y técnicos	64.568	0	0	10.447	0	75.015
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.921.320	0	0	30.818	0	1.952.138
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	109.679	0	0	0	0	109.679
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	688.390	0	0	26.117	0	714.507
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	11.059	0	0	0	0	11.059

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.549	0	0	4.701	0	17.250
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.099.643	0	0	0	0	1.099.643
403	12	00	00	Conservación y reparaciones menores de obras	129.735	0	0	7.313	0	137.048
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	42.150	0	0	784	0	42.934
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	87.585	0	0	6.529	0	94.114
403	13	00	00	Servicios de construcciones temporales	19.851	0	0	1.306	0	21.157
403	13	01	00	Servicios de construcciones temporales	19.851	0	0	1.306	0	21.157
403	15	00	00	Servicios fiscales	565.904	0	0	1.045	0	566.949
403	15	02	00	Tasas y otros derechos obligatorios	565.904	0	0	0	0	565.904
403	15	99	00	Otros servicios fiscales	0	0	0	1.045	0	1.045
403	16	00	00	Servicios de diversión, esparcimiento y culturales	319.417	0	0	392.881	0	712.298
403	16	01	00	Servicios de diversión, esparcimiento y culturales	319.417	0	0	392.881	0	712.298
403	18	00	00	Impuestos indirectos	35.898.672	0	0	5.063.911	0	40.962.583
403	18	01	00	Impuesto al valor agregado	35.898.672	0	0	5.063.911	0	40.962.583
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	14.250.293	0	0	0	0	14.250.293
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	14.250.293	0	0	0	0	14.250.293
403	99	00	00	Otros servicios no personales	431.730	0	0	261	0	431.991
403	99	01	00	Otros servicios no personales	431.730	0	0	261	0	431.991
404	**00**	**00**	**00**	**Activos reales**	**233.372.466**	**0**	**0**	**23.995.152**	**0**	**257.367.618**
404	01	00	00	Repuestos y reparaciones mayores	15.283.643	0	0	205.497	0	15.489.140
404	01	01	00	Repuestos mayores	1.351.133	0	0	192.082	0	1.543.215
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	291.094	0	0	14.228	0	305.322
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	849.856	0	0	141.267	0	991.123
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	154.475	0	0	30.489	0	184.964
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	55.708	0	0	6.098	0	61.806
404	01	02	00	Reparaciones mayores de maquinaria y equipos	13.932.510	0	0	13.415	0	13.945.925
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	9.506	0	0	1.016	0	10.522
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	114.379	0	0	10.163	0	124.542
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.465	0	0	0	0	1.465

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	13.807.160	0	0	2.236	0	13.809.396
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	25.360.190	0	0	0	0	25.360.190
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	511.683	0	0	0	0	511.683
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	24.848.507	0	0	0	0	24.848.507
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.426.822	0	0	17.887	0	4.444.709
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	1.974.824	0	0	0	0	1.974.824
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	0	0	0	17.887	0	17.887
404	03	05	00	Maquinaria y equipos industriales y de taller	1.516.489	0	0	0	0	1.516.489
404	03	06	00	Maquinaria y equipos de energía	55.443	0	0	0	0	55.443
404	03	07	00	Maquinaria y equipos de riego y acueductos	414.409	0	0	0	0	414.409
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	465.657	0	0	0	0	465.657
404	04	00	00	Equipos de transporte, tracción y elevación	737.534	0	0	6.098	0	743.632
404	04	01	00	Vehículos automotores terrestres	534.862	0	0	6.098	0	540.960
404	04	03	00	Equipos marítimos de transporte	202.672	0	0	0	0	202.672
404	05	00	00	Equipos de comunicaciones y de señalamiento	138.643	0	0	111.794	0	250.437
404	05	01	00	Equipos de telecomunicaciones	66.772	0	0	101.631	0	168.403
404	05	02	00	Equipos de señalamiento	58.330	0	0	0	0	58.330
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	13.541	0	0	10.163	0	23.704
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	10.006	0	0	0	0	10.006
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	10.006	0	0	0	0	10.006
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.320	0	0	0	0	4.320
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	4.320	0	0	0	0	4.320
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	291.169	0	0	81.304	0	372.473
404	09	01	00	Mobiliario y equipos de oficina	81.190	0	0	20.326	0	101.516
404	09	02	00	Equipos de computación	25.335	0	0	0	0	25.335
404	09	03	00	Mobiliario y equipos de alojamiento	152.233	0	0	60.978	0	213.211
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	32.411	0	0	0	0	32.411
404	12	00	00	Activos intangibles	821.721	0	0	0	0	821.721
404	12	05	00	Estudios y proyectos	821.721	0	0	0	0	821.721

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2013

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
404	13	00	00	Estudios y proyectos para inversión en activos fijos	1.820.442	0	0	0	0	1.820.442
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	511.621	0	0	0	0	511.621
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	1.308.821	0	0	0	0	1.308.821
404	14	00	00	Contratación de inspección de obras	68.103	0	0	0	0	68.103
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	40.961	0	0	0	0	40.961
404	14	02	00	Contratación de inspección de obras de bienes del dominio público	27.142	0	0	0	0	27.142
404	15	00	00	Construcciones del dominio privado	6.710.778	0	0	1.102.042	0	7.812.820
404	15	01	00	Construcciones de edificaciones médico-asistenciales	131.647	0	0	0	0	131.647
404	15	03	00	Construcciones de edificaciones educativas, religiosas y recreativas	263.294	0	0	0	0	263.294
404	15	04	00	Construcciones de edificaciones culturales y deportivas	329.116	0	0	0	0	329.116
404	15	06	00	Construcciones de edificaciones industriales	838.122	0	0	0	0	838.122
404	15	99	00	Otras construcciones del dominio privado	5.148.599	0	0	1.102.042	0	6.250.641
404	16	00	00	Construcciones del dominio público	119.820	0	0	0	0	119.820
404	16	01	00	Construcción de vialidad	119.820	0	0	0	0	119.820
404	99	00	00	Otros activos reales	177.579.275	0	0	22.470.530	0	200.049.805
404	99	01	00	Otros activos reales	177.579.275	0	0	22.470.530	0	200.049.805
498	**00**	**00**	**00**	**Rectificaciones al presupuesto**	**0**	**0**	**0**	**1.000.000**	**0**	**1.000.000**
498	01	00	00	Rectificaciones al presupuesto	0	0	0	1.000.000	0	1.000.000
498	01	01	00	Rectificaciones al presupuesto	0	0	0	1.000.000	0	1.000.000
				Totales	**300.000.000**	**0**	**0**	**100.000.000**	**0**	**400.000.000**

FOLDER BREAK

Folder: Venezuela Budget 2013\Venezuela Budget 2013\ONAPRE 2013\e) Clasificador Presupuestario de Recursos y Egresos

FOLDER BREAK

Filename: CLASIF-PRESUP-2013.pdf

Clasificador Presupuestario de Recursos y Egresos 2013

Enero, 2013

II. CLASIFICADOR PRESUPUESTARIO DE RECURSOS Y EGRESOS

II. CLASIFICADOR PRESUPUESTARIO DE RECURSOS Y EGRESOS 2013

3.00.00.00.00	**RECURSOS**
3.01.00.00.00	**INGRESOS ORDINARIOS**
3.01.01.00.00	**Impuestos directos**
3.01.01.01.00	Impuesto sobre la renta a personas jurídicas
3.01.01.01.01	Impuesto a empresas de hidrocarburos privadas
3.01.01.01.02	Impuesto a empresas de hidrocarburos públicas - operadoras y comercializadoras
3.01.01.01.03	Impuesto a empresas de hidrocarburos públicas - Petróleos de Venezuela, S.A (Pdvsa) Casa matriz y otras filiales
3.01.01.01.04	Impuesto adicional a empresas de hidrocarburos privadas
3.01.01.01.05	Impuesto adicional a empresas de hidrocarburos públicas - operadoras y comercializadoras
3.01.01.01.06	Impuesto adicional a empresas de hidrocarburos públicas - otras filiales de Petróleos de Venezuela, S.A. (Pdvsa)
3.01.01.01.07	Impuesto a empresas mineras sector hierro
3.01.01.01.08	Impuesto a empresas mineras sector otros minerales
3.01.01.01.09	Impuesto adicional a empresas mineras sector hierro
3.01.01.01.10	Impuesto adicional a empresas mineras sector otros minerales
3.01.01.01.11	Impuesto sobre la renta a otras personas jurídicas
3.01.01.02.00	Impuesto sobre la renta a personas naturales
3.01.01.03.00	Impuestos sobre sucesiones, donaciones y demás ramos conexos
3.01.01.04.00	Reparos administrativos por impuesto sobre la renta a personas jurídicas
3.01.01.04.01	Reparos administrativos por impuesto a empresas de hidrocarburos privadas
3.01.01.04.02	Reparos administrativos a empresas de hidrocarburos públicas - operadoras y comercializadoras
3.01.01.04.03	Reparos administrativos a empresas de hidrocarburos públicas - otras filiales de Petróleos de Venezuela, S.A (Pdvsa)
3.01.01.04.04	Reparos administrativos a empresas mineras sector hierro

3.01.01.04.05	Reparos administrativos a empresas mineras sector otros minerales
3.01.01.04.06	Reparos administrativos a otras personas jurídicas
3.01.01.05.00	Reparos administrativos por impuesto sobre la renta a personas naturales
3.01.01.06.00	Reparos administrativos a impuesto sobre sucesiones, donaciones y demás ramos conexos
3.01.02.00.00	**Impuestos indirectos**
3.01.02.01.00	Impuestos de importación
3.01.02.01.01	Impuesto de importación ordinario
3.01.02.01.02	Impuesto de importación de bultos postales
3.01.02.01.03	Impuesto interno por la importación de alcoholes y bebidas alcohólicas
3.01.02.02.00	Impuesto de exportación
3.01.02.03.00	Impuesto sobre la producción, el consumo y transacciones financieras
3.01.02.03.01	Impuesto sobre alcoholes de producción nacional
3.01.02.03.02	Impuesto sobre bebidas alcohólicas de producción nacional
3.01.02.03.03	Impuesto sobre cerveza de producción nacional
3.01.02.03.04	Impuesto sobre vinos de producción nacional
3.01.02.03.05	Impuesto sobre el precio de venta al público de las cervezas y vinos naturales de producción nacional
3.01.02.03.06	Impuesto sobre el precio de venta al público de las cervezas y vinos naturales importados
3.01.02.03.07	Impuesto sobre el precio de venta al público de otras bebidas hasta 50.0° G.L. de producción nacional
3.01.02.03.08	Impuesto sobre el precio de venta al público de otras bebidas hasta 50.0° G.L. importadas
3.01.02.03.09	Impuesto sobre expedición al público de especies alcohólicas importadas
3.01.02.03.10	Impuesto sobre expedición al público de especies alcohólicas nacionales
3.01.02.03.11	Impuesto sobre la venta de cigarrillos, tabacos y picaduras importadas
3.01.02.03.12	Impuesto sobre la venta de cigarrillos, tabacos y picaduras de producción nacional

3.01.02.03.13	Impuesto a la producción de fósforos
3.01.02.03.14	Ventajas especiales por fabricación de fósforos
3.01.02.03.15	Impuesto al consumo propio de gasolina
3.01.02.03.16	Impuesto al consumo general a la gasolina
3.01.02.03.17	Impuesto al consumo propio de otros derivados del petróleo
3.01.02.03.18	Impuesto al consumo general de otros derivados del petróleo
3.01.02.03.19	Impuesto sobre telecomunicaciones
3.01.02.03.20	Impuesto al valor agregado sobre la importación de bienes y servicios
3.01.02.03.21	Impuesto al valor agregado sobre la producción, distribución y comercialización de bienes y servicios
3.01.02.03.22	Impuesto al valor agregado sobre los hechos imponibles realizados por empresas públicas, institutos autónomos y demás entes descentralizados
3.01.02.03.23	Reparos administrativos a impuestos al valor agregado
3.01.02.03.24	Impuesto al débito bancario
3.01.02.03.25	Reparos administrativos al impuesto al débito bancario
3.01.02.03.26	Impuesto al consumo propio de hidrocarburos gaseosos
3.01.02.04.00	Impuestos a las actividades de juegos de envite o azar
3.01.02.04.01	Impuestos sobre casinos y salas de bingo
3.01.02.04.02	Impuestos de explotación de máquinas traganíqueles
3.01.02.04.03	Reparos administrativos impuesto casinos, salas de juego y máquinas traganíqueles
3.01.02.04.04	Impuesto a la operación de juegos de lotería
3.01.02.04.05	Impuesto a las apuestas sobre la explotación de espectáculos hípicos
3.01.02.04.06	Impuesto sobre la organización en general de juegos de envite o azar
3.01.02.04.07	Impuesto sobre apuestas deportivas
3.01.02.04.08	Reparos administrativos impuesto a la operación de juegos de lotería, apuestas sobre la explotación de espectáculos hípicos y organización en general de juegos de envite o azar y apuestas deportivas
3.01.02.05.00	Inmuebles urbanos

3.01.02.06.00	Participación en el impuesto a la propiedad rural
3.01.02.07.00	Patente de industria y comercio
3.01.02.08.00	Patente de vehículo
3.01.02.09.00	Propaganda comercial
3.01.02.10.00	Espectáculos públicos
3.01.02.11.00	Apuestas lícitas
3.01.02.12.00	Deudas morosas
3.01.02.99.00	Otros impuestos indirectos
3.01.03.00.00	**Ingresos por tasas**
3.01.03.01.00	Derechos de tránsito terrestre
3.01.03.02.00	Derechos a examen
3.01.03.03.00	Derechos de expedición, renovación y reválida de licencias
3.01.03.04.00	Derechos de registro y traspaso
3.01.03.05.00	Derechos de placas identificadoras
3.01.03.06.00	Derechos por revisión anual
3.01.03.07.00	Derechos por remoción o arrastre de vehículos
3.01.03.08.00	Derechos por estacionamiento de vehículos
3.01.03.09.00	Permiso para uso de rutas extraurbanas
3.01.03.10.00	Copias de documentos
3.01.03.11.00	Tasas para el uso de aeronaves y por licencias de personal aeronáutico
3.01.03.12.00	Tasas aeroportuarias
3.01.03.13.00	Tasas por uso de canales de navegación
3.01.03.14.00	Patente de navegación
3.01.03.15.00	Expedición de licencias de navegación
3.01.03.16.00	Servicio de telecomunicaciones
3.01.03.17.00	Permisos para estaciones privadas de radiocomunicaciones
3.01.03.18.00	Derechos de pilotajes
3.01.03.19.00	Habilitación de pilotaje
3.01.03.20.00	Servicios de remolcadores
3.01.03.21.00	Habilitación de remolcadores
3.01.03.22.00	Habilitación de capitanías de puerto

3.01.03.23.00	Otros servicios de capitanías de puerto
3.01.03.24.00	Tasas de faros y boyas
3.01.03.25.00	Servicios de aduana
3.01.03.26.00	Habilitación de aduanas
3.01.03.27.00	Derechos de almacenaje
3.01.03.28.00	Corretaje de bultos postales
3.01.03.29.00	Servicios de consulta sobre clasificación arancelaria, valoración aduanera y análisis de laboratorio
3.01.03.30.00	Bandas de garantía, cápsulas y sellos
3.01.03.31.00	Servicio de peaje
3.01.03.32.00	Servicio de riego y drenaje
3.01.03.33.00	Estampillas fiscales
3.01.03.34.00	Papel sellado
3.01.03.35.00	Derechos de traslado
3.01.03.36.00	Servicios sanitarios marítimos
3.01.03.37.00	Servicios hospitalarios
3.01.03.38.00	Venta de copias de planos
3.01.03.39.00	Derechos de contraste, verificación y estudios
3.01.03.40.00	Patente de pesca de perlas
3.01.03.41.00	Licencia de caza
3.01.03.42.00	Derechos de cancillería
3.01.03.43.00	Depósitos por el ingreso al país de extranjeros
3.01.03.44.00	Registro sanitario
3.01.03.45.00	Derechos de análisis de sustancias químicas
3.01.03.46.00	Derechos consulares
3.01.03.47.00	Matrícula para importar y exportar sustancias estupefacientes y psicotrópicas
3.01.03.48.00	Permisos municipales
3.01.03.49.00	Certificaciones y solvencias
3.01.03.50.00	Servicio de energía eléctrica
3.01.03.51.00	Servicio de distribución de agua

3.01.03.52.00	Servicio de gas doméstico
3.01.03.53.00	Mensura y deslinde
3.01.03.54.00	Aseo domiciliario
3.01.03.55.00	Matadero
3.01.03.56.00	Mercado
3.01.03.57.00	Cementerio
3.01.03.58.00	Terminal de pasajeros
3.01.03.59.00	Deudas morosas por tasas
3.01.03.99.00	Otros tipos de tasas
3.01.04.00.00	**Ingresos por contribuciones especiales**
3.01.04.01.00	Sobre la plusvalía inmobiliaria
3.01.04.02.00	Contribuciones por mejoras
3.01.04.99.00	Otras contribuciones especiales
3.01.05.00.00	**Ingresos por aportes y contribuciones a la seguridad social**
3.01.05.01.00	Ingresos por aportes patronales a la seguridad social
3.01.05.01.01	Ingresos por aportes del sector privado
3.01.05.01.02	Ingresos por aportes del sector público
3.01.05.02.00	Contribuciones personales a la seguridad social
3.01.05.02.01	Contribuciones del sector privado
3.01.05.02.02	Contribuciones del sector público
3.01.06.00.00	**Ingresos del dominio petrolero**
3.01.06.01.00	Regalías
3.01.06.01.01	Regalías petroleras privadas
3.01.06.01.02	Regalías petroleras públicas - crudos y condensados
3.01.06.01.03	Regalías petroleras públicas - extrapesado para orimulsión
3.01.06.01.04	Regalías del gas empresas privadas
3.01.06.01.05	Regalías del gas empresas públicas
3.01.06.02.00	Impuesto superficial de hidrocarburos
3.01.06.03.00	Impuesto de extracción
3.01.06.04.00	Impuesto de registro de exportación
3.01.06.05.00	Participación por azufre

3.01.06.06.00	Participación por coque
3.01.06.07.00	Ventajas especiales petroleras
3.01.06.99.00	Otros ingresos del dominio petrolero
3.01.07.00.00	**Ingresos del dominio minero**
3.01.07.01.00	Superficial minero
3.01.07.01.01	Superficial sobre hierro
3.01.07.01.02	Superficial sobre oro y diamante
3.01.07.01.03	Superficial sobre otros minerales
3.01.07.02.00	Impuesto de explotación
3.01.07.02.01	Impuesto de explotación sobre hierro
3.01.07.02.02	Impuesto de explotación sobre oro, plata, platino y otros metales asociados a este último
3.01.07.02.03	Impuesto de explotación sobre diamante y demás piedras preciosas
3.01.07.02.04	Impuesto de explotación sobre otros minerales
3.01.07.03.00	Ventajas especiales mineras
3.01.07.04.00	Regalía minera de oro
3.01.08.00.00	**Ingresos del dominio forestal**
3.01.08.01.00	Impuesto superficial
3.01.08.02.00	Impuesto de explotación o aprovechamiento
3.01.08.03.00	Permiso o autorización para la explotación o aprovechamiento de los productos forestales
3.01.08.04.00	Autorización para deforestación
3.01.08.05.00	Autorización para movilizar productos forestales
3.01.08.06.00	Participación por la explotación en zonas de reserva forestal
3.01.08.07.00	Ventajas especiales por recursos forestales
3.01.09.00.00	**Ingresos por la venta de bienes y servicios de la administración pública**
3.01.09.01.00	Ingresos por la venta de bienes
3.01.09.01.01	Ingresos por la venta de gacetas municipales y formularios
3.01.09.01.02	Ingresos por la venta de publicaciones oficiales y formularios
3.01.09.02.00	Ingresos por la venta de servicios

3.01.09.02.01	Ingresos por la venta de productos de lotería
3.01.09.99.00	Ingresos por la venta de otros bienes y servicios
3.01.10.00.00	**Ingresos de la propiedad**
3.01.10.01.00	Intereses por préstamos concedidos al sector privado
3.01.10.02.00	Intereses por préstamos concedidos al sector público
3.01.10.02.01	Intereses por préstamos concedidos a la República
3.01.10.02.02	Intereses por préstamos concedidos a entes descentralizados sin fines empresariales
3.01.10.02.03	Intereses por préstamos concedidos a instituciones de protección social
3.01.10.02.04	Intereses por préstamos concedidos a entes descentralizados con fines empresariales petroleros
3.01.10.02.05	Intereses por préstamos concedidos a entes descentralizados con fines empresariales no petroleros
3.01.10.02.06	Intereses por préstamos concedidos a entes descentralizados financieros bancarios
3.01.10.02.07	Intereses por préstamos concedidos a entes descentralizados financieros no bancarios
3.01.10.02.08	Intereses por préstamos concedidos al Poder Estadal
3.01.10.02.09	Intereses por préstamos concedidos al Poder Municipal
3.01.10.03.00	Intereses por préstamos concedidos al sector externo
3.01.10.04.00	Intereses por depósitos en instituciones financieras
3.01.10.04.01	Intereses por depósitos a la vista
3.01.10.04.02	Intereses por depósitos a plazo fijo
3.01.10.05.00	Intereses de títulos y valores
3.01.10.05.01	Intereses de títulos y valores privados
3.01.10.05.02	Intereses de títulos y valores públicos
3.01.10.05.03	Intereses de títulos y valores externos
3.01.10.06.00	Utilidades de acciones y participaciones de capital
3.01.10.06.01	Utilidades de acciones y participaciones de capital del sector privado empresarial
3.01.10.06.02	Utilidades de acciones y participaciones de capital de entes descentralizados con fines empresariales petroleros – dividendos de Petróleos de Venezuela, S.A (Pdvsa)

3.01.10.06.03	Utilidades de acciones y participaciones de capital de entes descentralizados con fines empresariales petroleros – otras empresas petroleras
3.01.10.06.04	Utilidades de acciones y participaciones de capital de entes descentralizados con fines empresariales no petroleros
3.01.10.06.05	Utilidades de acciones y participaciones de capital de entes descentralizados financieros bancarios
3.01.10.06.06	Utilidades de acciones y participaciones de capital de entes descentralizados financieros no bancarios
3.01.10.06.07	Utilidades de acciones y participaciones de capital de organismos internacionales
3.01.10.06.08	Utilidades de acciones y participaciones de capital de otros entes del sector externo
3.01.10.06.09	Utilidades netas semestrales Banco Central de Venezuela (BCV)
3.01.10.07.00	Utilidades de explotación de juegos de azar
3.01.10.07.01	Utilidades de explotación de juegos de azar por concesiones
3.01.10.07.02	Utilidades de explotación de juegos de azar de empresas públicas
3.01.10.08.00	Alquileres
3.01.10.08.01	Alquileres de edificios y locales
3.01.10.08.02	Alquileres de tierras y terrenos
3.01.10.08.03	Alquileres de instalaciones culturales y recreativas
3.01.10.08.04	Alquileres de máquinas y demás equipos de construcción, campo, industria y taller
3.01.10.08.05	Alquileres de equipos de transporte, tracción y elevación
3.01.10.08.06	Alquileres de equipos de telecomunicaciones y señalamiento
3.01.10.08.07	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria
3.01.10.08.08	Alquileres de equipos científicos, de enseñanza y recreación
3.01.10.08.09	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento
3.01.10.08.99	Alquileres de otros bienes
3.01.10.09.00	Derechos sobre bienes intangibles
3.01.10.09.01	Marcas de fábrica y patentes de invención

3.01.10.09.02	Derechos de autor
3.01.10.09.03	Paquetes y programas de computación
3.01.10.10.00	Concesiones de bienes y servicios
3.01.11.00.00	**Diversos ingresos**
3.01.11.01.00	Intereses moratorios
3.01.11.02.00	Reparos fiscales
3.01.11.03.00	Sanciones fiscales
3.01.11.04.00	Juicios y costas procesales
3.01.11.04.01	Ingresos por el principal en sentencias judiciales
3.01.11.04.02	Costas procesales varias
3.01.11.04.03	Responsabilidad fiscal
3.01.11.04.04	Otras disposiciones legales
3.01.11.04.05	Indemnización por incumplimiento de contratos
3.01.11.04.06	Juicios y costas procesales por impuesto sobre la renta
3.01.11.05.00	Beneficios en operaciones cambiarias
3.01.11.06.00	Utilidad por venta de activos
3.01.11.07.00	Intereses por financiamiento de deudas tributarias
3.01.11.08.00	Multas y recargos
3.01.11.09.00	Reparos administrativos al impuesto a los activos empresariales
3.01.11.10.00	Diversos reparos administrativos
3.01.11.11.00	Ingresos en tránsito
3.01.11.12.00	Reparos administrativos por impuestos municipales
3.01.99.00.00	**Otros ingresos ordinarios**
3.01.99.01.00	Otros ingresos ordinarios
3.02.00.00.00	**INGRESOS EXTRAORDINARIOS**
3.02.01.00.00	**Endeudamiento público interno**
3.02.01.01.00	Colocación de títulos y valores de deuda pública interna a corto plazo
3.02.01.01.01	Colocación de bonos a corto plazo
3.02.01.01.02	Colocación de letras del tesoro a corto plazo
3.02.01.02.00	Obtención de préstamos internos a corto plazo

3.02.01.02.01	Obtención de préstamos del sector privado a corto plazo
3.02.01.02.02	Obtención de préstamos de la República a corto plazo
3.02.01.02.03	Obtención de préstamos de los entes descentralizados sin fines empresariales a corto plazo
3.02.01.02.04	Obtención de préstamos de las instituciones de protección social a corto plazo
3.02.01.02.05	Obtención de préstamos de los entes descentralizados con fines empresariales petroleros a corto plazo
3.02.01.02.06	Obtención de préstamos de los entes descentralizados con fines empresariales no petroleros a corto plazo
3.02.01.02.07	Obtención de préstamos de entes descentralizados financieros bancarios a corto plazo
3.02.01.02.08	Obtención de préstamos de entes descentralizados financieros no bancarios a corto plazo
3.02.01.02.09	Obtención de préstamos del Poder Estadal a corto plazo
3.02.01.02.10	Obtención de préstamos del Poder Municipal a corto plazo
3.02.01.03.00	Colocación de títulos y valores de la deuda pública interna a largo plazo
3.02.01.03.01	Colocación de bonos a largo plazo
3.02.01.03.02	Colocación de letras del tesoro a largo plazo
3.02.01.04.00	Obtención de préstamos internos a largo plazo
3.02.01.04.01	Obtención de préstamos del sector privado a largo plazo
3.02.01.04.02	Obtención de préstamos de la República a largo plazo
3.02.01.04.03	Obtención de préstamos de los entes descentralizados sin fines empresariales a largo plazo
3.02.01.04.04	Obtención de préstamos de las instituciones de protección social a largo plazo
3.02.01.04.05	Obtención de préstamos de los entes descentralizados con fines empresariales petroleros a largo plazo
3.02.01.04.06	Obtención de préstamos de los entes descentralizados con fines empresariales no petroleros a largo plazo
3.02.01.04.07	Obtención de préstamos de entes descentralizados financieros bancarios a largo plazo
3.02.01.04.08	Obtención de préstamos de entes descentralizados financieros no bancarios a largo plazo
3.02.01.04.09	Obtención de préstamos del Poder Estadal a largo plazo

3.02.01.04.10	Obtención de préstamos del Poder Municipal a largo plazo
3.02.02.00.00	**Endeudamiento público externo**
3.02.02.01.00	Colocación de títulos y valores de la deuda pública externa a corto plazo
3.02.02.02.00	Obtención de préstamos externos a corto plazo
3.02.02.02.01	Obtención de préstamos de gobiernos extranjeros a corto plazo
3.02.02.02.02	Obtención de préstamos de organismos internacionales a corto plazo
3.02.02.02.03	Obtención de préstamos de instituciones financieras externas a corto plazo
3.02.02.02.04	Obtención de préstamos de proveedores de bienes y servicios externos a corto plazo
3.02.02.03.00	Colocación de títulos y valores de la deuda pública externa a largo plazo
3.02.02.04.00	Obtención de préstamos externos a largo plazo
3.02.02.04.01	Obtención de préstamos de gobiernos extranjeros a largo plazo
3.02.02.04.02	Obtención de préstamos de organismos internacionales a largo plazo
3.02.02.04.03	Obtención de préstamos de instituciones financieras externas a largo plazo
3.02.02.04.04	Obtención de préstamos de proveedores de bienes y servicios externos a largo plazo
3.02.03.00.00	**Ingresos por operaciones diversas**
3.02.03.01.00	Liquidación de entes descentralizados
3.02.03.02.00	Herencias vacantes y donaciones
3.02.03.03.00	Prima en colocación de títulos y valores de la deuda pública
3.02.03.05.00	Ingresos por procesos licitatorios
3.02.03.05.01	Cuotas por participación
3.02.03.05.02	Bonos de desempate
3.02.03.05.99	Otros ingresos por procesos licitatorios
3.02.04.00.00	**Reintegro de fondos correspondientes a ejercicios anteriores**
3.02.04.01.00	Reintegro proveniente de bonos de exportación

3.02.04.02.00	Reintegro de fondos efectuado por organismos públicos proveniente de bonos de exportación
3.02.05.00.00	**Ingresos por obtención indebida de devoluciones o reintegros**
3.02.05.01.00	Ingresos por obtención indebida de devoluciones o reintegros
3.02.06.00.00	**Impuesto a las transacciones financieras**
3.02.06.01.00	Impuesto a las transacciones financieras
3.02.06.02.00	Reparos administrativos al impuesto a las transacciones financieras
3.02.06.03.00	Multas y recargos por el impuesto a las transacciones financieras
3.02.99.00.00	**Otros ingresos extraordinarios**
3.02.99.01.00	Otros ingresos extraordinarios
3.03.00.00.00	**INGRESOS DE OPERACIÓN**
3.03.01.00.00	**Venta bruta de bienes**
3.03.01.01.00	Venta de productos del sector industrial
3.03.01.02.00	Venta de productos del sector comercial
3.03.02.00.00	**Venta bruta de servicios**
3.03.02.01.00	Venta bruta de servicios
3.03.03.00.00	**Ingresos financieros de instituciones financieras bancarias**
3.03.03.01.00	Ingresos por inversiones en valores
3.03.03.02.00	Ingresos por cartera de créditos
3.03.03.03.00	Ingresos provenientes de la administración de fideicomisos
3.03.03.99.00	Otros ingresos financieros
3.03.04.00.00	**Ingresos financieros de instituciones financieras no bancarias**
3.03.04.01.00	Ingresos por inversiones en valores
3.03.04.02.00	Ingresos por cartera de créditos
3.03.04.03.00	Ingresos provenientes de la administración de fideicomisos
3.03.04.99.00	Otros ingresos financieros
3.03.05.00.00	**Ingresos por operaciones de seguro**
3.03.05.01.00	Ingresos por operaciones de primas de seguro
3.03.05.02.00	Ingresos por operaciones de reaseguro

3.03.05.03.00	Ingresos por salvamento de siniestros
3.03.05.99.00	Otros ingresos por operaciones de seguro
3.03.99.00.00	**Otros ingresos de operación**
3.03.99.01.00	Otros ingresos de operación
3.04.00.00.00	**INGRESOS AJENOS A LA OPERACIÓN**
3.04.01.00.00	**Subsidios para precios y tarifas**
3.04.01.01.00	Subsidios para precios y tarifas
3.04.02.00.00	**Incentivos a la exportación**
3.04.02.01.00	Incentivos a la exportación
3.04.99.00.00	**Otros ingresos ajenos a la operación**
3.04.99.01.00	Otros ingresos ajenos a la operación
3.05.00.00.00	**TRANSFERENCIAS Y DONACIONES**
3.05.01.00.00	**Transferencias y donaciones corrientes**
3.05.01.01.00	Transferencias corrientes internas del sector privado
3.05.01.01.01	Transferencias corrientes internas de personas
3.05.01.01.02	Transferencias corrientes internas de instituciones sin fines de lucro
3.05.01.01.03	Transferencias corrientes internas de empresas privadas
3.05.01.02.00	Donaciones corrientes internas del sector privado
3.05.01.02.01	Donaciones corrientes internas de personas
3.05.01.02.02	Donaciones corrientes internas de instituciones sin fines de lucro
3.05.01.02.03	Donaciones corrientes internas de empresas privadas
3.05.01.03.00	Transferencias corrientes internas del sector público
3.05.01.03.01	Transferencias corrientes internas de la República
3.05.01.03.02	Transferencias corrientes internas de entes descentralizados sin fines empresariales
3.05.01.03.03	Transferencias corrientes internas de instituciones de protección social
3.05.01.03.04	Transferencias corrientes internas de entes descentralizados con fines empresariales petroleros
3.05.01.03.05	Transferencias corrientes internas de entes descentralizados con fines empresariales no petroleros

3.05.01.03.06	Transferencias corrientes internas de entes descentralizados financieros bancarios
3.05.01.03.07	Transferencias corrientes internas de entes descentralizados financieros no bancarios
3.05.01.03.08	Transferencias corrientes internas del Poder Estadal
3.05.01.03.09	Transferencias corrientes internas del Poder Municipal
3.05.01.03.99	Otras transferencias corrientes internas del sector público
3.05.01.04.00	Donaciones corrientes internas del sector público
3.05.01.04.01	Donaciones corrientes internas de la República
3.05.01.04.02	Donaciones corrientes internas de entes descentralizados sin fines empresariales
3.05.01.04.03	Donaciones corrientes internas de instituciones de protección social
3.05.01.04.04	Donaciones corrientes internas de entes descentralizados con fines empresariales petroleros
3.05.01.04.05	Donaciones corrientes internas de entes descentralizados con fines empresariales no petroleros
3.05.01.04.06	Donaciones corrientes internas de entes descentralizados financieros bancarios
3.05.01.04.07	Donaciones corrientes internas de entes descentralizados financieros no bancarios
3.05.01.04.08	Donaciones corrientes internas del Poder Estadal
3.05.01.04.09	Donaciones corrientes internas del Poder Municipal
3.05.01.05.00	Transferencias corrientes del exterior
3.05.01.05.01	Transferencias corrientes de instituciones sin fines de lucro
3.05.01.05.02	Transferencias corrientes de gobiernos extranjeros
3.05.01.05.03	Transferencias corrientes de organismos internacionales
3.05.01.06.00	Donaciones corrientes del exterior
3.05.01.06.01	Donaciones corrientes de personas
3.05.01.06.02	Donaciones corrientes de instituciones sin fines de lucro
3.05.01.06.03	Donaciones corrientes de gobiernos extranjeros
3.05.01.06.04	Donaciones corrientes de organismos internacionales
3.05.02.00.00	**Transferencias y donaciones de capital**
3.05.02.01.00	Transferencias de capital internas del sector privado

3.05.02.01.01	Transferencias de capital internas de personas
3.05.02.01.02	Transferencias de capital internas de instituciones sin fines de lucro
3.05.02.01.03	Transferencias de capital internas de empresas privadas
3.05.02.02.00	Donaciones de capital internas del sector privado
3.05.02.02.01	Donaciones de capital internas de personas
3.05.02.02.02	Donaciones de capital internas de instituciones sin fines de lucro
3.05.02.02.03	Donaciones de capital internas de empresas privadas
3.05.02.03.00	Transferencias de capital internas del sector público
3.05.02.03.01	Transferencias de capital internas de la República
3.05.02.03.02	Transferencias de capital internas de entes descentralizados sin fines empresariales
3.05.02.03.03	Transferencias de capital internas de instituciones de protección social
3.05.02.03.04	Transferencias de capital internas de entes descentralizados con fines empresariales petroleros
3.05.02.03.05	Transferencias de capital internas de entes descentralizados con fines empresariales no petroleros
3.05.02.03.06	Transferencias de capital internas de entes descentralizados financieros bancarios
3.05.02.03.07	Transferencias de capital internas de entes descentralizados financieros no bancarios
3.05.02.03.08	Transferencias de capital internas del Poder Estadal
3.05.02.03.09	Transferencias de capital internas del Poder Municipal
3.05.02.03.99	Otras transferencias de capital del sector público
3.05.02.04.00	Donaciones de capital internas del sector público
3.05.02.04.01	Donaciones de capital internas de la República
3.05.02.04.02	Donaciones de capital internas de entes descentralizados sin fines empresariales
3.05.02.04.03	Donaciones de capital internas de instituciones de protección social
3.05.02.04.04	Donaciones de capital internas de entes descentralizados con fines empresariales petroleros
3.05.02.04.05	Donaciones de capital internas de entes descentralizados con fines empresariales no petroleros

3.05.02.04.06	Donaciones de capital internas de entes descentralizados financieros bancarios
3.05.02.04.07	Donaciones de capital internas de entes descentralizados financieros no bancarios
3.05.02.04.08	Donaciones de capital internas del Poder Estadal
3.05.02.04.09	Donaciones de capital internas del Poder Municipal
3.05.02.05.00	Transferencias de capital del exterior
3.05.02.05.01	Transferencias de capital de instituciones sin fines de lucro
3.05.02.05.02	Transferencias de capital de gobiernos extranjeros
3.05.02.05.03	Transferencias de capital de organismos internacionales
3.05.02.06.00	Donaciones de capital del exterior
3.05.02.06.01	Donaciones de capital de personas
3.05.02.06.02	Donaciones de capital de instituciones sin fines de lucro
3.05.02.06.03	Donaciones de capital de gobiernos extranjeros
3.05.02.06.04	Donaciones de capital de organismos internacionales
3.05.03.00.00	**Situado**
3.05.03.01.00	Situado Constitucional
3.05.03.01.01	Situado Estadal
3.05.03.01.02	Situado Municipal
3.05.03.02.00	Situado Estadal a Municipal
3.05.04.00.00	**Subsidio de Régimen Especial**
3.05.04.01.00	Subsidio de Régimen Especial
3.05.05.00.00	**Subsidio de Capitalidad**
3.05.05.01.00	Subsidio de Capitalidad
3.05.06.00.00	**Asignaciones Económicas Especiales (LAEE)**
3.05.06.01.00	Asignaciones Económicas Especiales (LAEE) Estadal
3.05.06.02.00	Asignaciones Económicas Especiales (LAEE) Estadal a Municipal
3.05.06.03.00	Asignaciones Económicas Especiales (LAEE) Municipal
3.05.06.04.00	Asignaciones Económicas Especiales (LAEE) Fondo Nacional de los Consejos Comunales
3.05.06.05.00	Asignaciones Económicas Especiales (LAEE) Apoyo al Fortalecimiento Institucional

3.05.07.00.00	**Fondo Intergubernamental para la Descentralización (FIDES)**
3.05.07.01.00	Fondo Intergubernamental para la Descentralización (FIDES)
3.05.08.00.00	**Fondo de Compensación Interterritorial**
3.05.08.01.00	Fondo de Compensación Interterritorial Estadal
3.05.08.02.00	Fondo de Compensación Interterritorial Municipal
3.05.08.03.00	Fondo de Compensación Interterritorial Poder Popular
3.05.08.04.00	Fondo de Compensación Interterritorial Fortalecimiento Institucional
3.05.09.00.00	**Aportes del Sector Público al Poder Estadal y al Poder Municipal por transferencia de servicios**
3.05.09.01.00	Aportes del Sector Público al Poder Estadal por transferencia de servicios
3.05.09.02.00	Aportes del Sector Público al Poder Municipal por transferencia de servicios
3.05.10.00.00	**Transferencias y donaciones de Organismos del Sector Público a los Consejos Comunales**
3.05.10.01.00	Transferencias y donaciones corrientes de Organismos del Sector Público a los Consejos Comunales
3.05.10.01.01	Transferencias corrientes de Organismos del Sector Público a los Consejos Comunales
3.05.10.01.02	Donaciones corrientes de Organismos del Sector Público a los Consejos Comunales
3.05.10.02.00	Transferencias y donaciones de capital de Organismos del Sector Público a los Consejos Comunales
3.05.10.02.01	Transferencias de capital de Organismos del Sector Público a los Consejos Comunales
3.05.10.02.02	Donaciones de capital de Organismos del Sector Público a los Consejos Comunales
3.06.00.00.00	**RECURSOS PROPIOS DE CAPITAL**
3.06.01.00.00	**Venta y/o desincorporación de activos fijos**
3.06.01.01.00	Venta y/o desincorporación de tierras y terrenos
3.06.01.02.00	Venta y/o desincorporación de edificios e instalaciones
3.06.01.03.00	Venta y/o desincorporación de maquinarias, equipos y semovientes

3.06.01.03.01	Venta y/o desincorporación de maquinarias y demás equipos de construcción, campo, industria y taller
3.06.01.03.02	Venta y/o desincorporación de equipos de transporte, tracción y elevación
3.06.01.03.03	Venta y/o desincorporación de equipos de comunicaciones y de señalamiento
3.06.01.03.04	Venta y/o desincorporación de equipos médico - quirúrgicos, dentales y de veterinaria
3.06.01.03.05	Venta y/o desincorporación de equipos científicos, religiosos, de enseñanza y recreación
3.06.01.03.06	Venta y/o desincorporación de equipos para la seguridad pública
3.06.01.03.07	Venta y/o desincorporación de máquinas, muebles y demás equipos de oficina y alojamiento
3.06.01.03.08	Venta y/o desincorporación de semovientes
3.06.01.03.99	Venta y/o desincorporación de otros activos fijos
3.06.02.00.00	**Venta de activos intangibles**
3.06.02.01.00	Venta de marcas de fábrica y patentes de invención
3.06.02.02.00	Venta de derechos de autor
3.06.02.03.00	Recuperación de gastos de organización
3.06.02.04.00	Venta de paquetes y programas de computación
3.06.02.05.00	Venta de estudios y proyectos
3.06.02.99.00	Venta de otros activos intangibles
3.06.03.00.00	**Incremento de la depreciación y amortización acumuladas**
3.06.03.01.00	Incremento de la depreciación acumulada
3.06.03.01.01	Incremento de la depreciación acumulada de edificios e instalaciones
3.06.03.01.02	Incremento de la depreciación acumulada de maquinarias y demás equipos de construcción, campo, industria y taller
3.06.03.01.03	Incremento de la depreciación acumulada de equipos de transporte, tracción y elevación
3.06.03.01.04	Incremento de la depreciación acumulada de equipos de comunicaciones y de señalamiento
3.06.03.01.05	Incremento de la depreciación acumulada de equipos médico - quirúrgicos, dentales y de veterinaria

3.06.03.01.06	Incremento de la depreciación acumulada de equipos científicos, religiosos, de enseñanza y recreación
3.06.03.01.07	Incremento de la depreciación acumulada de equipos para la seguridad pública
3.06.03.01.08	Incremento de la depreciación acumulada de máquinas, muebles y demás equipos de oficina y alojamiento
3.06.03.01.09	Incremento de la depreciación acumulada de semovientes
3.06.03.01.99	Incremento de la depreciación acumulada de otros activos fijos
3.06.03.02.00	Incremento de la amortización acumulada
3.06.03.02.01	Incremento de la amortización acumulada de marcas de fábrica y patentes de invención
3.06.03.02.02	Incremento de la amortización acumulada de derechos de autor
3.06.03.02.03	Incremento de la amortización acumulada de gastos de organización
3.06.03.02.04	Incremento de la amortización acumulada de paquetes y programas de computación
3.06.03.02.05	Incremento de la amortización acumulada de estudios y proyectos
3.06.03.02.99	Incremento de la amortización acumulada de otros activos intangibles
3.07.00.00.00	**VENTA DE TÍTULOS Y VALORES QUE NO OTORGAN PROPIEDAD**
3.07.01.00.00	**Venta de títulos y valores de corto plazo**
3.07.01.01.00	Venta de títulos y valores privados de corto plazo
3.07.01.02.00	Venta de títulos y valores públicos de corto plazo
3.07.01.03.00	Venta de títulos y valores externos de corto plazo
3.07.02.00.00	**Venta de títulos y valores de largo plazo**
3.07.02.01.00	Venta de títulos y valores privados de largo plazo
3.07.02.02.00	Venta de títulos y valores públicos de largo plazo
3.07.02.03.00	Venta de títulos y valores externos de largo plazo
3.08.00.00.00	**VENTA DE ACCIONES Y PARTICIPACIONES DE CAPITAL**
3.08.01.00.00	**Venta de acciones y participaciones de capital del sector privado**
3.08.01.01.00	Venta de acciones y participaciones de capital del sector privado

3.08.02.00.00 **Venta de acciones y participaciones de capital del sector público**

3.08.02.01.00 Venta de acciones y participaciones de capital de entes descentralizados sin fines empresariales

3.08.02.02.00 Venta de acciones y participaciones de capital de instituciones de protección social

3.08.02.03.00 Venta de acciones y participaciones de capital de entes descentralizados con fines empresariales petroleros

3.08.02.04.00 Venta de acciones y participaciones de capital de entes descentralizados con fines empresariales no petroleros

3.08.02.05.00 Venta de acciones y participaciones de capital de entes descentralizados financieros bancarios

3.08.02.06.00 Venta de acciones y participaciones de capital de entes descentralizados financieros no bancarios

3.08.03.00.00 **Venta de acciones y participaciones de capital del sector externo**

3.08.03.01.00 Venta de acciones y participaciones de capital de organismos internacionales

3.08.03.99.00 Venta de acciones y participaciones de capital de otros entes del sector externo

3.09.00.00.00 **RECUPERACIÓN DE PRÉSTAMOS DE CORTO PLAZO**

3.09.01.00.00 **Recuperación de préstamos otorgados al sector privado de corto plazo**

3.09.01.01.00 Recuperación de préstamos otorgados al sector privado de corto plazo

3.09.02.00.00 **Recuperación de préstamos otorgados al sector público de corto plazo**

3.09.02.01.00 Recuperación de préstamos otorgados a la República de corto plazo

3.09.02.02.00 Recuperación de préstamos otorgados a entes descentralizados sin fines empresariales de corto plazo

3.09.02.03.00 Recuperación de préstamos otorgados a instituciones de protección social de corto plazo

3.09.02.04.00 Recuperación de préstamos otorgados a entes descentralizados con fines empresariales petroleros de corto plazo

3.09.02.05.00 Recuperación de préstamos otorgados a entes descentralizados con fines empresariales no petroleros de corto plazo

3.09.02.06.00 Recuperación de préstamos otorgados a entes descentralizados financieros bancarios de corto plazo

3.09.02.07.00 Recuperación de préstamos otorgados a entes descentralizados financieros no bancarios de corto plazo

3.09.02.08.00 Recuperación de préstamos otorgados al Poder Estadal de corto plazo

3.09.02.09.00 Recuperación de préstamos otorgados al Poder Municipal de corto plazo

3.09.03.00.00 Recuperación de préstamos otorgados al sector externo de corto plazo

3.09.03.01.00 Recuperación de préstamos otorgados a instituciones sin fines de lucro de corto plazo

3.09.03.02.00 Recuperación de préstamos otorgados a gobiernos extranjeros de corto plazo

3.09.03.03.00 Recuperación de préstamos otorgados a los organismos internacionales de corto plazo

3.10.00.00.00 RECUPERACIÓN DE PRÉSTAMOS DE LARGO PLAZO

3.10.01.00.00 Recuperación de préstamos otorgados al sector privado de largo plazo

3.10.01.01.00 Recuperación de préstamos otorgados al sector privado de largo plazo

3.10.02.00.00 Recuperación de préstamos otorgados al sector público de largo plazo

3.10.02.01.00 Recuperación de préstamos otorgados a la República de largo plazo

3.10.02.02.00 Recuperación de préstamos otorgados a entes descentralizados sin fines empresariales de largo plazo

3.10.02.03.00 Recuperación de préstamos otorgados a instituciones de protección social de largo plazo

3.10.02.04.00 Recuperación de préstamos otorgados a entes descentralizados con fines empresariales petroleros de largo plazo

3.10.02.05.00 Recuperación de préstamos otorgados a entes descentralizados con fines empresariales no petroleros de largo plazo

3.10.02.06.00 Recuperación de préstamos otorgados a entes descentralizados financieros bancarios de largo plazo

3.10.02.07.00 Recuperación de préstamos otorgados a entes descentralizados financieros no bancarios de largo plazo

3.10.02.08.00	Recuperación de préstamos otorgados al Poder Estadal de largo plazo
3.10.02.09.00	Recuperación de préstamos otorgados al Poder Municipal de largo plazo
3.10.03.00.00	**Recuperación de préstamos otorgados al sector externo de largo plazo**
3.10.03.01.00	Recuperación de préstamos otorgados a instituciones sin fines de lucro de largo plazo
3.10.03.02.00	Recuperación de préstamos otorgados a gobiernos extranjeros de largo plazo
3.10.03.03.00	Recuperación de préstamos otorgados a organismos internacionales de largo plazo
3.11.00.00.00	**DISMINUCIÓN DE OTROS ACTIVOS FINANCIEROS**
3.11.01.00.00	**Disminución de disponibilidades**
3.11.01.01.00	Disminución de caja
3.11.01.02.00	Disminución de bancos
3.11.01.02.01	Disminución de bancos públicos
3.11.01.02.02	Disminución de bancos privados
3.11.01.02.03	Disminución de bancos en el exterior
3.11.01.03.00	Disminución de inversiones temporales
3.11.02.00.00	**Disminución de cuentas por cobrar a corto plazo**
3.11.02.01.00	Disminución de cuentas comerciales por cobrar a corto plazo
3.11.02.02.00	Disminución de rentas por recaudar a corto plazo
3.11.02.03.00	Disminución de deudas de cuentas por rendir a corto plazo
3.11.02.03.01	Disminución de deudas de cuentadantes por rendir de fondos en avance a corto plazo
3.11.02.03.02	Disminución de deudas de cuentadantes por rendir de fondos en anticipos a corto plazo
3.11.02.99.00	Disminución de otras cuentas por cobrar a corto plazo
3.11.03.00.00	**Disminución de efectos por cobrar a corto plazo**
3.11.03.01.00	Disminución de efectos comerciales por cobrar a corto plazo
3.11.03.99.00	Disminución de otros efectos por cobrar a corto plazo
3.11.04.00.00	**Disminución de cuentas por cobrar a mediano y largo plazo**

3.11.04.01.00	Disminución de cuentas comerciales por cobrar a mediano y largo plazo
3.11.04.02.00	Disminución de rentas por recaudar a mediano y largo plazo
3.11.04.99.00	Disminución de otras cuentas por cobrar a mediano y largo plazo
3.11.05.00.00	**Disminución de efectos por cobrar a mediano y largo plazo**
3.11.05.01.00	Disminución de efectos comerciales por cobrar a mediano y largo plazo
3.11.05.99.00	Disminución de otros efectos por cobrar a mediano y largo plazo
3.11.06.00.00	**Disminución de fondos en avance, anticipo y en fideicomiso**
3.11.06.01.00	Disminución de fondos en avance
3.11.06.02.00	Disminución de fondos en anticipo
3.11.06.03.00	Disminución de fondos en fideicomiso
3.11.06.04.00	Disminución de anticipos a proveedores
3.11.06.05.00	Disminución de anticipos a contratistas, por contratos a corto plazo
3.11.06.06.00	Disminución de anticipos a contratistas, por contratos a mediano y largo plazo
3.11.07.00.00	**Disminución de activos diferidos a corto plazo**
3.11.07.01.00	Disminución de gastos a corto plazo pagados por anticipado
3.11.07.01.01	Disminución de intereses de la deuda pública interna a corto plazo pagados por anticipado
3.11.07.01.02	Disminución de intereses de la deuda pública externa a corto plazo pagados por anticipado
3.11.07.01.03	Disminución de otros intereses a corto plazo pagados por anticipado
3.11.07.01.04	Disminución de débitos por apertura de cartas de crédito a corto plazo
3.11.07.01.99	Disminución de otros gastos a corto plazo pagados por anticipado
3.11.07.02.00	Disminución de depósitos en garantía a corto plazo
3.11.07.99.00	Disminución de otros activos diferidos a corto plazo
3.11.08.00.00	**Disminución de activos diferidos a mediano y largo plazo**

3.11.08.01.00	Disminución de gastos a mediano y largo plazo pagados por anticipado
3.11.08.01.01	Disminución de intereses de la deuda pública interna a largo plazo pagados por anticipado
3.11.08.01.02	Disminución de intereses de la deuda pública externa a largo plazo pagados por anticipado
3.11.08.01.03	Disminución de otros intereses a mediano y largo plazo pagados por anticipado
3.11.08.01.99	Disminución de otros gastos a mediano y largo plazo pagados por anticipado
3.11.08.02.00	Disminución de depósitos en garantía a mediano y largo plazo
3.11.08.99.00	Disminución de otros activos diferidos a mediano y largo plazo
3.11.09.00.00	**Disminución del Fondo de Estabilización Macroeconómica (FEM)**
3.11.09.01.00	Disminución del Fondo de Estabilización Macroeconómica (FEM) de la República
3.11.09.02.00	Disminución del Fondo de Estabilización Macroeconómica (FEM) del Poder Estadal
3.11.09.03.00	Disminución del Fondo de Estabilización Macroeconómica (FEM) del Poder Municipal
3.11.10.00.00	**Disminución del Fondo de Ahorro Intergeneracional**
3.11.10.01.00	Disminución del Fondo de Ahorro Intergeneracional
3.11.12.00.00	**Disminución del Fondo de Aporte del Sector Público**
3.11.12.01.00	Disminución del Fondo de Aporte del Sector Público
3.11.20.00.00	**Disminución de activos en proceso judicial**
3.11.20.01.00	Disminución de activos financieros en gestión judicial a mediano y largo plazo
3.11.20.02.00	Disminución de títulos y otros valores de la deuda pública en litigio a largo plazo
3.11.99.00.00	**Disminución de otros activos financieros**
3.11.99.01.00	Disminución de otros activos financieros circulantes
3.11.99.02.00	Disminución de otros activos financieros no circulantes

3.12.00.00.00	**INCREMENTO DE PASIVOS**
3.12.01.00.00	**Incremento de gastos de personal por pagar**
3.12.01.01.00	Incremento de sueldos, salarios y otras remuneraciones por pagar
3.12.02.00.00	**Incremento de aportes patronales y retenciones laborales por pagar**
3.12.02.01.00	Incremento de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)
3.12.02.02.00	Incremento de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)
3.12.02.03.00	Incremento de aportes patronales y retenciones laborales por pagar al Fondo de Jubilaciones
3.12.02.04.00	Incremento de aportes patronales y retenciones laborales por pagar al Fondo de Seguro de Paro Forzoso
3.12.02.05.00	Incremento de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Obligatorio para la Vivienda (FAOV)
3.12.02.06.00	Incremento de aportes patronales y retenciones laborales por pagar por seguro de vida, accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios
3.12.02.07.00	Incremento de aportes patronales y retenciones laborales por pagar a cajas de ahorro
3.12.02.08.00	Incremento de aportes patronales y retenciones laborales por pagar a los organismos de seguridad social
3.12.02.09.00	Incremento de aportes patronales y retenciones laborales por pagar al Instituto Nacional de Capacitación y Educación Socialista (Inces)
3.12.02.10.00	Incremento de aportes patronales y retenciones laborales por pagar por pensión alimenticia
3.12.02.99.00	Incremento de otros aportes patronales y otras retenciones laborales por pagar
3.12.02.99.01	Incremento de otros aportes patronales por pagar
3.12.02.99.02	Incremento de otras retenciones laborales por pagar
3.12.03.00.00	**Incremento de cuentas y efectos por pagar a proveedores**
3.12.03.01.00	Incremento de cuentas por pagar a proveedores a corto plazo
3.12.03.02.00	Incremento de efectos por pagar a proveedores a corto plazo

3.12.03.03.00	Incremento de cuentas por pagar a proveedores a mediano y largo plazo
3.12.03.04.00	Incremento de efectos por pagar a proveedores a mediano y largo plazo
3.12.04.00.00	**Incremento de cuentas y efectos por pagar a contratistas**
3.12.04.01.00	Incremento de cuentas por pagar a contratistas a corto plazo
3.12.04.02.00	Incremento de efectos por pagar a contratistas a corto plazo
3.12.04.03.00	Incremento de cuentas por pagar a contratistas a mediano y largo plazo
3.12.04.04.00	Incremento de efectos por pagar a contratistas a mediano y largo plazo
3.12.05.00.00	**Incremento de intereses por pagar**
3.12.05.01.00	Incremento de intereses internos por pagar
3.12.05.02.00	Incremento de intereses externos por pagar
3.12.06.00.00	**Incremento de otras cuentas y efectos por pagar**
3.12.06.01.00	Incremento de otras cuentas por pagar a corto plazo
3.12.06.02.00	Incremento de otras obligaciones de ejercicios anteriores por pagar
3.12.06.03.00	Incremento de otros efectos por pagar a corto plazo
3.12.07.00.00	**Incremento de pasivos diferidos**
3.12.07.01.00	Incremento de pasivos diferidos a corto plazo
3.12.07.01.01	Incremento de rentas diferidas por recaudar a corto plazo
3.12.07.02.00	Incremento de pasivos diferidos a mediano y largo plazo
3.12.07.02.01	Incremento de colocación de certificados de reintegro tributario
3.12.07.02.02	Incremento de colocación de bonos de exportación
3.12.07.02.03	Incremento de colocación de bonos en dación de pagos
3.12.08.00.00	**Incremento de provisiones y reservas técnicas**
3.12.08.01.00	Incremento de provisiones
3.12.08.01.01	Incremento de provisiones para cuentas incobrables
3.12.08.01.02	Incremento de provisiones para despidos
3.12.08.01.03	Incremento de provisiones para pérdidas de inventarios
3.12.08.01.04	Incremento de provisiones para beneficios sociales
3.12.08.01.99	Incremento de otras provisiones

3.12.08.02.00	Incremento de reservas técnicas
3.12.09.00.00	**Incremento de fondos de terceros**
3.12.09.01.00	Incremento de depósitos recibidos en garantía
3.12.09.99.00	Incremento de otros fondos de terceros
3.12.10.00.00	**Incremento de depósitos en instituciones financieras**
3.12.10.01.00	Incremento de depósitos a la vista
3.12.10.01.01	Incremento de depósitos a la vista de organismos del sector público
3.12.10.01.02	Incremento de depósitos a la vista de personas naturales y jurídicas del sector privado
3.12.10.02.00	Incremento de depósitos a plazo fijo
3.12.10.02.01	Incremento de depósitos a plazo fijo de organismos del sector público
3.12.10.02.02	Incremento de depósitos a plazo fijo de personas naturales y jurídicas del sector privado
3.12.11.00.00	**Reestructuración y/o refinanciamiento de la deuda pública**
3.12.11.01.00	Incremento por reestructuración y/o refinanciamiento de la deuda pública interna de largo plazo en corto plazo
3.12.11.02.00	Incremento por reestructuración y/o refinanciamiento de la deuda pública interna de corto plazo en largo plazo
3.12.11.03.00	Incremento por reestructuración y/o refinanciamiento de la deuda pública externa de largo plazo en corto plazo
3.12.11.04.00	Incremento por reestructuración y/o refinanciamiento de la deuda pública externa de corto plazo en largo plazo
3.12.11.05.00	Incremento de la deuda pública por distribuir
3.12.11.05.01	Incremento de la deuda pública interna por distribuir
3.12.11.05.02	Incremento de la deuda pública externa por distribuir
3.12.99.00.00	**Incremento de otros pasivos**
3.12.99.01.00	Incremento de otros pasivos a corto plazo
3.12.99.02.00	Incremento de otros pasivos a mediano y largo plazo
3.13.00.00.00	**INCREMENTO DEL PATRIMONIO**
3.13.01.00.00	**Incremento del capital**
3.13.01.01.00	Incremento del capital fiscal e institucional
3.13.01.02.00	Incremento de aportes por capitalizar

3.13.01.03.00	Incremento de dividendos a distribuir
3.13.02.00.00	**Incremento de reservas**
3.13.02.01.00	Incremento de reservas
3.13.03.00.00	**Ajustes por inflación**
3.13.03.01.00	Ajustes por inflación
3.13.04.00.00	**Incremento de resultados**
3.13.04.01.00	Incremento de resultados acumulados
3.13.04.02.00	Incremento de resultados del ejercicio
4.00.00.00.00	**EGRESOS**
4.01.00.00.00	**GASTOS DE PERSONAL**
4.01.01.00.00	**Sueldos, salarios y otras retribuciones**
4.01.01.01.00	Sueldos básicos personal fijo a tiempo completo
4.01.01.02.00	Sueldos básicos personal fijo a tiempo parcial
4.01.01.03.00	Suplencias a empleados
4.01.01.08.00	Sueldo al personal en trámite de nombramiento
4.01.01.09.00	Remuneraciones al personal en período de disponibilidad
4.01.01.10.00	Salarios a obreros en puestos permanentes a tiempo completo
4.01.01.11.00	Salarios a obreros en puestos permanentes a tiempo parcial
4.01.01.12.00	Salarios a obreros en puestos no permanentes
4.01.01.13.00	Suplencias a obreros
4.01.01.18.00	Remuneraciones al personal contratado
4.01.01.19.00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares
4.01.01.20.00	Sueldo del personal militar profesional
4.01.01.21.00	Sueldo o ración del personal militar no profesional
4.01.01.22.00	Sueldo del personal militar de reserva
4.01.01.29.00	Dietas
4.01.01.30.00	Retribución al personal de reserva
4.01.01.35.00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.01.36.00	Sueldo básico del personal de alto nivel y de dirección

4.01.01.37.00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.01.38.00	Dietas del personal de alto nivel y de dirección
4.01.01.99.00	Otras retribuciones
4.01.02.00.00	**Compensaciones previstas en las escalas de sueldos y salarios**
4.01.02.01.00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo
4.01.02.02.00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial
4.01.02.03.00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo
4.01.02.04.00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo parcial
4.01.02.05.00	Compensaciones previstas en las escalas de sueldos al personal militar
4.01.02.06.00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.02.07.00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección
4.01.03.00.00	**Primas**
4.01.03.01.00	Primas por mérito a empleados
4.01.03.02.00	Primas de transporte a empleados
4.01.03.03.00	Primas por hogar a empleados
4.01.03.04.00	Primas por hijos a empleados
4.01.03.05.00	Primas por alquileres a empleados
4.01.03.06.00	Primas por residencia a empleados
4.01.03.07.00	Primas por categoría de escuelas a empleados
4.01.03.08.00	Primas de profesionalización a empleados
4.01.03.09.00	Primas por antigüedad a empleados
4.01.03.10.00	Primas por jerarquía o responsabilidad en el cargo
4.01.03.11.00	Primas al personal en servicio en el exterior
4.01.03.16.00	Primas por mérito a obreros

4.01.03.17.00	Primas de transporte a obreros
4.01.03.18.00	Primas por hogar a obreros
4.01.03.19.00	Primas por hijos de obreros
4.01.03.20.00	Primas por residencia a obreros
4.01.03.21.00	Primas por antigüedad a obreros
4.01.03.22.00	Primas de profesionalización a obreros
4.01.03.26.00	Primas por hijos al personal militar
4.01.03.27.00	Primas de profesionalización al personal militar
4.01.03.28.00	Primas por antigüedad al personal militar
4.01.03.29.00	Primas por potencial de ascenso al personal militar
4.01.03.30.00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad
4.01.03.31.00	Primas por riesgo al personal militar y de seguridad
4.01.03.37.00	Primas de transporte al personal contratado
4.01.03.38.00	Primas por hogar al personal contratado
4.01.03.39.00	Primas por hijos al personal contratado
4.01.03.40.00	Primas de profesionalización al personal contratado
4.01.03.41.00	Primas por antigüedad al personal contratado
4.01.03.46.00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.03.47.00	Primas al personal de alto nivel y de dirección
4.01.03.94.00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.03.95.00	Otras primas al personal de alto nivel y de dirección
4.01.03.96.00	Otras primas al personal contratado
4.01.03.97.00	Otras primas a empleados
4.01.03.98.00	Otras primas a obreros
4.01.03.99.00	Otras primas al personal militar
4.01.04.00.00	**Complementos de sueldos y salarios**
4.01.04.01.00	Complemento a empleados por horas extraordinarias o por sobre tiempo
4.01.04.02.00	Complemento a empleados por trabajo nocturno

4.01.04.03.00	Complemento a empleados por gastos de alimentación
4.01.04.04.00	Complemento a empleados por gastos de transporte
4.01.04.05.00	Complemento a empleados por gastos de representación
4.01.04.06.00	Complemento a empleados por comisión de servicios
4.01.04.07.00	Bonificación a empleados
4.01.04.08.00	Bono compensatorio de alimentación a empleados
4.01.04.09.00	Bono compensatorio de transporte a empleados
4.01.04.10.00	Complemento a empleados por días feriados
4.01.04.14.00	Complemento a obreros por horas extraordinarias o por sobre tiempo
4.01.04.15.00	Complemento a obreros por trabajo o jornada nocturna
4.01.04.16.00	Complemento a obreros por gastos de alimentación
4.01.04.17.00	Complemento a obreros por gastos de transporte
4.01.04.18.00	Bono compensatorio de alimentación a obreros
4.01.04.19.00	Bono compensatorio de transporte a obreros
4.01.04.20.00	Complemento a obreros por días feriados
4.01.04.24.00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo
4.01.04.25.00	Complemento al personal contratado por gastos de alimentación
4.01.04.26.00	Bono compensatorio de alimentación al personal contratado
4.01.04.27.00	Bono compensatorio de transporte al personal contratado
4.01.04.28.00	Complemento al personal contratado por días feriados
4.01.04.32.00	Complemento al personal militar por gastos de alimentación
4.01.04.33.00	Complemento al personal militar por gastos de transporte
4.01.04.34.00	Complemento al personal militar en el exterior
4.01.04.35.00	Bono compensatorio de alimentación al personal militar
4.01.04.43.00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación
4.01.04.44.00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por comisión de servicios

4.01.04.45.00	Bonificación a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.04.46.00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.04.47.00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.04.48.00	Complemento al personal de alto nivel y de dirección por gastos de representación
4.01.04.49.00	Complemento al personal de alto nivel y de dirección por comisión de servicios
4.01.04.50.00	Bonificación al personal de alto nivel y de dirección
4.01.04.51.00	Bono compensatorio de alimentación al personal de alto nivel y de dirección
4.01.04.52.00	Bono compensatorio de transporte al personal de alto nivel y de dirección
4.01.04.94.00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular
4.01.04.95.00	Otros complementos al personal de alto nivel y de dirección
4.01.04.96.00	Otros complementos a empleados
4.01.04.97.00	Otros complementos a obreros
4.01.04.98.00	Otros complementos al personal contratado
4.01.04.99.00	Otros complementos al personal militar
4.01.05.00.00	**Aguinaldos, utilidades o bonificación legal, y bono vacacional**
4.01.05.01.00	Aguinaldos a empleados
4.01.05.02.00	Utilidades legales y convencionales a empleados
4.01.05.03.00	Bono vacacional a empleados
4.01.05.04.00	Aguinaldos a obreros
4.01.05.05.00	Utilidades legales y convencionales a obreros
4.01.05.06.00	Bono vacacional a obreros
4.01.05.07.00	Aguinaldos al personal contratado
4.01.05.08.00	Bono vacacional al personal contratado
4.01.05.09.00	Aguinaldos al personal militar
4.01.05.10.00	Bono vacacional al personal militar

4.01.05.13.00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.05.14.00	Utilidades legales y convencionales a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.05.15.00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.05.16.00	Aguinaldos al personal de alto nivel y de dirección
4.01.05.17.00	Utilidades legales y convencionales al personal de alto nivel y de dirección
4.01.05.18.00	Bono vacacional al personal de alto nivel y de dirección
4.01.06.00.00	**Aportes patronales y legales**
4.01.06.01.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados
4.01.06.02.00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por empleados
4.01.06.03.00	Aporte patronal al Fondo de Jubilaciones por empleados
4.01.06.04.00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados
4.01.06.05.00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados
4.01.06.10.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros
4.01.06.11.00	Aporte patronal al Fondo de Jubilaciones por obreros
4.01.06.12.00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros
4.01.06.13.00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros
4.01.06.18.00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior
4.01.06.19.00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal militar
4.01.06.25.00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado
4.01.06.26.00	Aporte legal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado

4.01.06.31.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.06.32.00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.06.33.00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.06.34.00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.06.35.00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.06.39.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección
4.01.06.40.00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección
4.01.06.41.00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección
4.01.06.42.00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección
4.01.06.43.00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección
4.01.06.93.00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.06.94.00	Otros aportes legales por el personal de alto nivel y de dirección
4.01.06.95.00	Otros aportes legales por personal contratado
4.01.06.96.00	Otros aportes legales por empleados
4.01.06.97.00	Otros aportes legales por obreros
4.01.06.98.00	Otros aportes legales por personal militar
4.01.07.00.00	**Asistencia socio-económica**
4.01.07.01.00	Capacitación y adiestramiento a empleados
4.01.07.02.00	Becas a empleados
4.01.07.03.00	Ayudas por matrimonio a empleados

4.01.07.04.00	Ayudas por nacimiento de hijos a empleados
4.01.07.05.00	Ayudas por defunción a empleados
4.01.07.06.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados
4.01.07.07.00	Aporte patronal a cajas de ahorro por empleados
4.01.07.08.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados
4.01.07.09.00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos
4.01.07.10.00	Dotación de uniformes a empleados
4.01.07.11.00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados
4.01.07.12.00	Aportes para la adquisición de juguetes para los hijos del personal empleado
4.01.07.17.00	Capacitación y adiestramiento a obreros
4.01.07.18.00	Becas a obreros
4.01.07.19.00	Ayudas por matrimonio de obreros
4.01.07.20.00	Ayudas por nacimiento de hijos de obreros
4.01.07.21.00	Ayudas por defunción a obreros
4.01.07.22.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros
4.01.07.23.00	Aporte patronal a cajas de ahorro por obreros
4.01.07.24.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros
4.01.07.25.00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos
4.01.07.26.00	Dotación de uniformes a obreros
4.01.07.27.00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros
4.01.07.28.00	Aportes para la adquisición de juguetes para los hijos del personal obrero
4.01.07.33.00	Asistencia socio-económica al personal contratado
4.01.07.34.00	Capacitación y adiestramiento al personal militar
4.01.07.35.00	Becas al personal militar

4.01.07.36.00	Ayudas por matrimonio al personal militar
4.01.07.37.00	Ayudas por nacimiento de hijos al personal militar
4.01.07.38.00	Ayudas por defunción al personal militar
4.01.07.39.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal militar
4.01.07.40.00	Aporte patronal a caja de ahorro por personal militar
4.01.07.41.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios personal militar
4.01.07.42.00	Ayudas al personal militar para adquisición de uniformes y útiles escolares de sus hijos
4.01.07.43.00	Aportes para la adquisición de juguetes para los hijos del personal militar
4.01.07.44.00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal militar
4.01.07.52.00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.07.53.00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.07.54.00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.07.55.00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.07.56.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.07.57.00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.07.58.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.07.63.00	Capacitación y adiestramiento al personal de alto nivel y de dirección
4.01.07.64.00	Ayudas por matrimonio al personal de alto nivel y de dirección
4.01.07.65.00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección
4.01.07.66.00	Ayudas por defunción al personal de alto nivel y de dirección

4.01.07.67.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección
4.01.07.68.00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección
4.01.07.69.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección
4.01.07.94.00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.07.95.00	Otras subvenciones al personal de alto nivel y de dirección
4.01.07.96.00	Otras subvenciones a empleados
4.01.07.97.00	Otras subvenciones a obreros
4.01.07.98.00	Otras subvenciones al personal militar
4.01.08.00.00	**Prestaciones sociales e indemnizaciones**
4.01.08.01.00	Prestaciones sociales e indemnizaciones a empleados
4.01.08.02.00	Prestaciones sociales e indemnizaciones a obreros
4.01.08.03.00	Prestaciones sociales e indemnizaciones al personal contratado
4.01.08.04.00	Prestaciones sociales e indemnizaciones al personal militar
4.01.08.06.00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.08.07.00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección
4.01.09.00.00	**Capacitación y adiestramiento realizado por personal del organismo**
4.01.09.01.00	Capacitación y adiestramiento realizado por personal del organismo
4.01.94.00.00	**Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular**
4.01.94.01.00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.95.00.00	**Otros gastos del personal de alto nivel y de dirección**
4.01.95.01.00	Otros gastos del personal de alto nivel y de dirección
4.01.96.00.00	**Otros gastos del personal empleado**
4.01.96.01.00	Otros gastos del personal empleado
4.01.97.00.00	**Otros gastos del personal obrero**

4.01.97.01.00	Otros gastos del personal obrero
4.01.98.00.00	**Otros gastos del personal militar**
4.01.98.01.00	Otros gastos del personal militar
4.02.00.00.00	**MATERIALES, SUMINISTROS Y MERCANCÍAS**
4.02.01.00.00	**Productos alimenticios y agropecuarios**
4.02.01.01.00	Alimentos y bebidas para personas
4.02.01.02.00	Alimentos para animales
4.02.01.03.00	Productos agrícolas y pecuarios
4.02.01.04.00	Productos de la caza y pesca
4.02.01.99.00	Otros productos alimenticios y agropecuarios
4.02.02.00.00	**Productos de minas, canteras y yacimientos**
4.02.02.01.00	Carbón mineral
4.02.02.02.00	Petróleo crudo y gas natural
4.02.02.03.00	Mineral de hierro
4.02.02.04.00	Mineral no ferroso
4.02.02.05.00	Piedra, arcilla, arena y tierra
4.02.02.06.00	Mineral para la fabricación de productos químicos
4.02.02.07.00	Sal para uso industrial
4.02.02.99.00	Otros productos de minas, canteras y yacimientos
4.02.03.00.00	**Textiles y vestuarios**
4.02.03.01.00	Textiles
4.02.03.02.00	Prendas de vestir
4.02.03.03.00	Calzados
4.02.03.99.00	Otros productos textiles y vestuarios
4.02.04.00.00	**Productos de cuero y caucho**
4.02.04.01.00	Cueros y pieles
4.02.04.02.00	Productos de cuero y sucedáneos del cuero
4.02.04.03.00	Cauchos y tripas para vehículos
4.02.04.99.00	Otros productos de cuero y caucho
4.02.05.00.00	**Productos de papel, cartón e impresos**
4.02.05.01.00	Pulpa de madera, papel y cartón

4.02.05.02.00	Envases y cajas de papel y cartón
4.02.05.03.00	Productos de papel y cartón para oficina
4.02.05.04.00	Libros, revistas y periódicos
4.02.05.05.00	Material de enseñanza
4.02.05.06.00	Productos de papel y cartón para computación
4.02.05.07.00	Productos de papel y cartón para la imprenta y reproducción
4.02.05.99.00	Otros productos de pulpa, papel y cartón
4.02.06.00.00	**Productos químicos y derivados**
4.02.06.01.00	Sustancias químicas y de uso industrial
4.02.06.02.00	Abonos, plaguicidas y otros
4.02.06.03.00	Tintas, pinturas y colorantes
4.02.06.04.00	Productos farmacéuticos y medicamentos
4.02.06.05.00	Productos de tocador
4.02.06.06.00	Combustibles y lubricantes
4.02.06.07.00	Productos diversos derivados del petróleo y del carbón
4.02.06.08.00	Productos plásticos
4.02.06.09.00	Mezclas explosivas
4.02.06.99.00	Otros productos de la industria química y conexos
4.02.07.00.00	**Productos minerales no metálicos**
4.02.07.01.00	Productos de barro, loza y porcelana
4.02.07.02.00	Vidrios y productos de vidrio
4.02.07.03.00	Productos de arcilla para construcción
4.02.07.04.00	Cemento, cal y yeso
4.02.07.99.00	Otros productos minerales no metálicos
4.02.08.00.00	**Productos metálicos**
4.02.08.01.00	Productos primarios de hierro y acero
4.02.08.02.00	Productos de metales no ferrosos
4.02.08.03.00	Herramientas menores, cuchillería y artículos generales de ferretería
4.02.08.04.00	Productos metálicos estructurales
4.02.08.05.00	Materiales de orden público, seguridad y defensa

4.02.08.07.00	Material de señalamiento
4.02.08.08.00	Material de educación
4.02.08.09.00	Repuestos y accesorios para equipos de transporte
4.02.08.10.00	Repuestos y accesorios para otros equipos
4.02.08.99.00	Otros productos metálicos
4.02.09.00.00	**Productos de madera**
4.02.09.01.00	Productos primarios de madera
4.02.09.02.00	Muebles y accesorios de madera para edificaciones
4.02.09.99.00	Otros productos de madera
4.02.10.00.00	**Productos varios y útiles diversos**
4.02.10.01.00	Artículos de deporte, recreación y juguetes
4.02.10.02.00	Materiales y útiles de limpieza y aseo
4.02.10.03.00	Utensilios de cocina y comedor
4.02.10.04.00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria
4.02.10.05.00	Útiles de escritorio, oficina y materiales de instrucción
4.02.10.06.00	Condecoraciones, ofrendas y similares
4.02.10.07.00	Productos de seguridad en el trabajo
4.02.10.08.00	Materiales para equipos de computación
4.02.10.09.00	Especies timbradas y valores
4.02.10.10.00	Útiles religiosos
4.02.10.11.00	Materiales eléctricos
4.02.10.12.00	Materiales para instalaciones sanitarias
4.02.10.13.00	Materiales fotográficos
4.02.10.99.00	Otros productos y útiles diversos
4.02.11.00.00	**Bienes para la venta**
4.02.11.01.00	Productos y artículos para la venta
4.02.11.02.00	Maquinarias y equipos para la venta
4.02.11.03.00	Inmuebles para la venta
4.02.11.04.00	Tierras y terrenos para la venta
4.02.11.99.00	Otros bienes para la venta

4.02.99.00.00	**Otros materiales y suministros**
4.02.99.01.00	Otros materiales y suministros
4.03.00.00.00	**SERVICIOS NO PERSONALES**
4.03.01.00.00	**Alquileres de inmuebles**
4.03.01.01.00	Alquileres de edificios y locales
4.03.01.02.00	Alquileres de instalaciones culturales y recreativas
4.03.01.03.00	Alquileres de tierras y terrenos
4.03.02.00.00	**Alquileres de maquinaria y equipos**
4.03.02.01.00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller
4.03.02.02.00	Alquileres de equipos de transporte, tracción y elevación
4.03.02.03.00	Alquileres de equipos de comunicaciones y de señalamiento
4.03.02.04.00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria
4.03.02.05.00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación
4.03.02.06.00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento
4.03.02.99.00	Alquileres de otras maquinaria y equipos
4.03.03.00.00	**Derechos sobre bienes intangibles**
4.03.03.01.00	Marcas de fábrica y patentes de invención
4.03.03.02.00	Derechos de autor
4.03.03.03.00	Paquetes y programas de computación
4.03.03.04.00	Concesión de bienes y servicios
4.03.04.00.00	**Servicios básicos**
4.03.04.01.00	Electricidad
4.03.04.02.00	Gas
4.03.04.03.00	Agua
4.03.04.04.00	Teléfonos
4.03.04.05.00	Servicio de comunicaciones
4.03.04.06.00	Servicio de aseo urbano y domiciliario
4.03.04.07.00	Servicio de condominio

4.03.05.00.00	**Servicio de administración, vigilancia y mantenimiento de los servicios básicos**
4.03.05.01.00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad
4.03.05.02.00	Servicio de administración, vigilancia y mantenimiento del servicio de gas
4.03.05.03.00	Servicio de administración, vigilancia y mantenimiento del servicio de agua
4.03.05.04.00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos
4.03.05.05.00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones
4.03.05.06.00	Servicio de administración, vigilancia y mantenimiento del servicio de aseo urbano y domiciliario
4.03.06.00.00	**Servicios de transporte y almacenaje**
4.03.06.01.00	Fletes y embalajes
4.03.06.02.00	Almacenaje
4.03.06.03.00	Estacionamiento
4.03.06.04.00	Peaje
4.03.06.05.00	Servicios de protección en traslado de fondos y de mensajería
4.03.07.00.00	**Servicios de información, impresión y relaciones públicas**
4.03.07.01.00	Publicidad y propaganda
4.03.07.02.00	Imprenta y reproducción
4.03.07.03.00	Relaciones sociales
4.03.07.04.00	Avisos
4.03.08.00.00	**Primas y otros gastos de seguros y comisiones bancarias**
4.03.08.01.00	Primas y gastos de seguros
4.03.08.02.00	Comisiones y gastos bancarios
4.03.08.03.00	Comisiones y gastos de adquisición de seguros
4.03.09.00.00	**Viáticos y pasajes**
4.03.09.01.00	Viáticos y pasajes dentro del país
4.03.09.02.00	Viáticos y pasajes fuera del país
4.03.09.03.00	Asignación por kilómetros recorridos

4.03.10.00.00	**Servicios profesionales y técnicos**
4.03.10.01.00	Servicios jurídicos
4.03.10.02.00	Servicios de contabilidad y auditoría
4.03.10.03.00	Servicios de procesamiento de datos
4.03.10.04.00	Servicios de ingeniería y arquitectónicos
4.03.10.05.00	Servicios médicos, odontológicos y otros servicios de sanidad
4.03.10.06.00	Servicios de veterinaria
4.03.10.07.00	Servicios de capacitación y adiestramiento
4.03.10.08.00	Servicios presupuestarios
4.03.10.09.00	Servicios de lavandería y tintorería
4.03.10.10.00	Servicios de vigilancia
4.03.10.11.00	Servicios para la elaboración y suministro de comida
4.03.10.99.00	Otros servicios profesionales y técnicos
4.03.11.00.00	**Conservación y reparaciones menores de maquinaria y equipos**
4.03.11.01.00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller
4.03.11.02.00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación
4.03.11.03.00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento
4.03.11.04.00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria
4.03.11.05.00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación
4.03.11.06.00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional
4.03.11.07.00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento
4.03.11.99.00	Conservación y reparaciones menores de otras maquinaria y equipos
4.03.12.00.00	**Conservación y reparaciones menores de obras**
4.03.12.01.00	Conservación y reparaciones menores de obras en bienes del dominio privado

4.03.12.02.00	Conservación y reparaciones menores de obras en bienes del dominio público
4.03.13.00.00	**Servicios de construcciones temporales**
4.03.13.01.00	Servicios de construcciones temporales
4.03.14.00.00	**Servicios de construcción de edificaciones para la venta**
4.03.14.01.00	Servicios de construcción de edificaciones para la venta
4.03.15.00.00	**Servicios fiscales**
4.03.15.01.00	Derechos de importación y servicios aduaneros
4.03.15.02.00	Tasas y otros derechos obligatorios
4.03.15.03.00	Asignación a agentes de especies fiscales
4.03.15.99.00	Otros servicios fiscales
4.03.16.00.00	**Servicios de diversión, esparcimiento y culturales**
4.03.16.01.00	Servicios de diversión, esparcimiento y culturales
4.03.17.00.00	**Servicios de gestión administrativa prestados por organismos de asistencia técnica**
4.03.17.01.00	Servicios de gestión administrativa prestados por organismos de asistencia técnica
4.03.18.00.00	**Impuestos indirectos**
4.03.18.01.00	Impuesto al valor agregado
4.03.18.99.00	Otros impuestos indirectos
4.03.19.00.00	**Comisiones por servicios para cumplir con los beneficios sociales**
4.03.19.01.00	Comisiones por servicios para cumplir con los beneficios sociales
4.03.99.00.00	**Otros servicios no personales**
4.03.99.01.00	Otros servicios no personales
4.04.00.00.00	**ACTIVOS REALES**
4.04.01.00.00	**Repuestos y reparaciones mayores**
4.04.01.01.00	Repuestos mayores
4.04.01.01.01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller
4.04.01.01.02	Repuestos mayores para equipos de transporte, tracción y elevación

4.04.01.01.03	Repuestos mayores para equipos de comunicaciones y de señalamiento
4.04.01.01.04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria
4.04.01.01.05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación
4.04.01.01.06	Repuestos mayores para equipos y armamentos de orden público, seguridad y defensa
4.04.01.01.07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento
4.04.01.01.99	Repuestos mayores para otras maquinaria y equipos
4.04.01.02.00	Reparaciones mayores de maquinaria y equipos
4.04.01.02.01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller
4.04.01.02.02	Reparaciones mayores de equipos de transporte, tracción y elevación
4.04.01.02.03	Reparaciones mayores de equipos de comunicaciones y de señalamiento
4.04.01.02.04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria
4.04.01.02.05	Reparaciones mayores de equipos científicos, religiosos, de enseñanza y recreación
4.04.01.02.06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional
4.04.01.02.07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento
4.04.01.02.99	Reparaciones mayores de otras maquinaria y equipos
4.04.02.00.00	**Conservación, ampliaciones y mejoras mayores de obras**
4.04.02.01.00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado
4.04.02.02.00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público
4.04.03.00.00	**Maquinaria y demás equipos de construcción, campo, industria y taller**
4.04.03.01.00	Maquinaria y demás equipos de construcción y mantenimiento
4.04.03.02.00	Maquinaria y equipos para mantenimiento de automotores
4.04.03.03.00	Maquinaria y equipos agrícolas y pecuarios

4.04.03.04.00	Maquinaria y equipos de artes gráficas y reproducción
4.04.03.05.00	Maquinaria y equipos industriales y de taller
4.04.03.06.00	Maquinaria y equipos de energía
4.04.03.07.00	Maquinaria y equipos de riego y acueductos
4.04.03.08.00	Equipos de almacén
4.04.03.99.00	Otra maquinaria y demás equipos de construcción, campo, industria y taller
4.04.04.00.00	**Equipos de transporte, tracción y elevación**
4.04.04.01.00	Vehículos automotores terrestres
4.04.04.02.00	Equipos ferroviarios y de cables aéreos
4.04.04.03.00	Equipos marítimos de transporte
4.04.04.04.00	Equipos aéreos de transporte
4.04.04.05.00	Vehículos de tracción no motorizados
4.04.04.06.00	Equipos auxiliares de transporte
4.04.04.99.00	Otros equipos de transporte, tracción y elevación
4.04.05.00.00	**Equipos de comunicaciones y de señalamiento**
4.04.05.01.00	Equipos de telecomunicaciones
4.04.05.02.00	Equipos de señalamiento
4.04.05.03.00	Equipos de control de tráfico aéreo
4.04.05.04.00	Equipos de correo
4.04.05.99.00	Otros equipos de comunicaciones y de señalamiento
4.04.06.00.00	**Equipos médico - quirúrgicos, dentales y de veterinaria**
4.04.06.01.00	Equipos médico - quirúrgicos, dentales y de veterinaria
4.04.06.99.00	Otros equipos médico - quirúrgicos, dentales y de veterinaria
4.04.07.00.00	**Equipos científicos, religiosos, de enseñanza y recreación**
4.04.07.01.00	Equipos científicos y de laboratorio
4.04.07.02.00	Equipos de enseñanza, deporte y recreación
4.04.07.03.00	Obras de arte
4.04.07.04.00	Libros, revistas y otros instrumentos de enseñanzas
4.04.07.05.00	Equipos religiosos
4.04.07.06.00	Instrumentos musicales y equipos de audio

4.04.07.99.00	Otros equipos científicos, religiosos, de enseñanza y recreación
4.04.08.00.00	**Equipos y armamentos de orden público, seguridad y defensa**
4.04.08.01.00	Equipos y armamentos de orden público, seguridad y defensa nacional
4.04.08.02.00	Equipos y armamentos de seguridad para la custodia y resguardo personal
4.04.08.99.00	Otros equipos y armamentos de orden público, seguridad y defensa
4.04.09.00.00	**Máquinas, muebles y demás equipos de oficina y alojamiento**
4.04.09.01.00	Mobiliario y equipos de oficina
4.04.09.02.00	Equipos de computación
4.04.09.03.00	Mobiliario y equipos de alojamiento
4.04.09.99.00	Otras máquinas, muebles y demás equipos de oficina y alojamiento
4.04.10.00.00	**Semovientes**
4.04.10.01.00	Semovientes
4.04.11.00.00	**Inmuebles, maquinaria y equipos usados**
4.04.11.01.00	Adquisición de tierras y terrenos
4.04.11.02.00	Adquisición de edificios e instalaciones
4.04.11.03.00	Expropiación de tierras y terrenos
4.04.11.04.00	Expropiación de edificios e instalaciones
4.04.11.05.00	Adquisición de maquinaria y equipos usados
4.04.11.05.01	Maquinaria y demás equipos de construcción, campo, industria y taller
4.04.11.05.02	Equipos de transporte, tracción y elevación
4.04.11.05.03	Equipos de comunicaciones y de señalamiento
4.04.11.05.04	Equipos médico - quirúrgicos, dentales y de veterinaria
4.04.11.05.05	Equipos científicos, religiosos, de enseñanza y recreación
4.04.11.05.06	Equipos para seguridad pública
4.04.11.05.07	Máquinas, muebles y demás equipos de oficina y alojamiento
4.04.11.05.99	Otras maquinaria y equipos usados

4.04.12.00.00	**Activos intangibles**
4.04.12.01.00	Marcas de fábrica y patentes de invención
4.04.12.02.00	Derechos de autor
4.04.12.03.00	Gastos de organización
4.04.12.04.00	Paquetes y programas de computación
4.04.12.05.00	Estudios y proyectos
4.04.12.99.00	Otros activos intangibles
4.04.13.00.00	**Estudios y proyectos para inversión en activos fijos**
4.04.13.01.00	Estudios y proyectos aplicables a bienes del dominio privado
4.04.13.02.00	Estudios y proyectos aplicables a bienes del dominio público
4.04.14.00.00	**Contratación de inspección de obras**
4.04.14.01.00	Contratación de inspección de obras de bienes del dominio privado
4.04.14.02.00	Contratación de inspección de obras de bienes del dominio público
4.04.15.00.00	**Construcciones del dominio privado**
4.04.15.01.00	Construcciones de edificaciones médico-asistenciales
4.04.15.02.00	Construcciones de edificaciones militares y de seguridad
4.04.15.03.00	Construcciones de edificaciones educativas, religiosas y recreativas
4.04.15.04.00	Construcciones de edificaciones culturales y deportivas
4.04.15.05.00	Construcciones de edificaciones para oficina
4.04.15.06.00	Construcciones de edificaciones industriales
4.04.15.07.00	Construcciones de edificaciones habitacionales
4.04.15.99.00	Otras construcciones del dominio privado
4.04.16.00.00	**Construcciones del dominio público**
4.04.16.01.00	Construcción de vialidad
4.04.16.02.00	Construcción de plazas, parques y similares
4.04.16.03.00	Construcciones de instalaciones hidráulicas
4.04.16.04.00	Construcciones de puertos y aeropuertos
4.04.16.99.00	Otras construcciones del dominio público
4.04.99.00.00	**Otros activos reales**
4.04.99.01.00	Otros activos reales

4.05.00.00.00	**ACTIVOS FINANCIEROS**
4.05.01.00.00	**Aportes en acciones y participaciones de capital**
4.05.01.01.00	Aportes en acciones y participaciones de capital al sector privado
4.05.01.02.00	Aportes en acciones y participaciones de capital al sector público
4.05.01.02.01	Aportes en acciones y participaciones de capital a entes descentralizados sin fines empresariales
4.05.01.02.02	Aportes en acciones y participaciones de capital a instituciones de protección social
4.05.01.02.03	Aportes en acciones y participaciones de capital a entes descentralizados con fines empresariales petroleros
4.05.01.02.04	Aportes en acciones y participaciones de capital a entes descentralizados con fines empresariales no petroleros
4.05.01.02.05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios
4.05.01.02.06	Aportes en acciones y participaciones de capital a entes descentralizados financieros no bancarios
4.05.01.02.07	Aportes en acciones y participaciones de capital a organismos del sector público para el pago de su deuda
4.05.01.03.00	Aportes en acciones y participaciones de capital al sector externo
4.05.01.03.01	Aportes en acciones y participaciones de capital a organismos internacionales
4.05.01.03.99	Otros aportes en acciones y participaciones de capital al sector externo
4.05.02.00.00	**Adquisición de títulos y valores que no otorgan propiedad**
4.05.02.01.00	Adquisición de títulos y valores a corto plazo
4.05.02.01.01	Adquisición de títulos y valores privados
4.05.02.01.02	Adquisición de títulos y valores públicos
4.05.02.01.03	Adquisición de títulos y valores externos
4.05.02.02.00	Adquisición de títulos y valores a largo plazo
4.05.02.02.01	Adquisición de títulos y valores privados
4.05.02.02.02	Adquisición de títulos y valores públicos
4.05.02.02.03	Adquisición de títulos y valores externos

4.05.03.00.00	**Concesión de préstamos a corto plazo**
4.05.03.01.00	Concesión de préstamos al sector privado a corto plazo
4.05.03.02.00	Concesión de préstamos al sector público a corto plazo
4.05.03.02.01	Concesión de préstamos a la República
4.05.03.02.02	Concesión de préstamos a entes descentralizados sin fines empresariales
4.05.03.02.03	Concesión de préstamos a instituciones de protección social
4.05.03.02.04	Concesión de préstamos a entes descentralizados con fines empresariales petroleros
4.05.03.02.05	Concesión de préstamos a entes descentralizados con fines empresariales no petroleros
4.05.03.02.06	Concesión de préstamos a entes descentralizados financieros bancarios
4.05.03.02.07	Concesión de préstamos a entes descentralizados financieras no bancarios
4.05.03.02.08	Concesión de préstamos al Poder Estadal
4.05.03.02.09	Concesión de préstamos al Poder Municipal
4.05.03.03.00	Concesión de préstamos al sector externo a corto plazo
4.05.03.03.01	Concesión de préstamos a instituciones sin fines de lucro
4.05.03.03.02	Concesión de préstamos a gobiernos extranjeros
4.05.03.03.03	Concesión de préstamos a organismos internacionales
4.05.04.00.00	**Concesión de préstamos a largo plazo**
4.05.04.01.00	Concesión de préstamos al sector privado a largo plazo
4.05.04.02.00	Concesión de préstamos al sector público a largo plazo
4.05.04.02.01	Concesión de préstamos a la República
4.05.04.02.02	Concesión de préstamos a entes descentralizados sin fines empresariales
4.05.04.02.03	Concesión de préstamos a instituciones de protección social
4.05.04.02.04	Concesión de préstamos a entes descentralizados con fines empresariales petroleros
4.05.04.02.05	Concesión de préstamos a entes descentralizados con fines empresariales no petroleros
4.05.04.02.06	Concesión de préstamos a entes descentralizados financieros bancarios

4.05.04.02.07	Concesión de préstamos a entes descentralizados financieros no bancarios
4.05.04.02.08	Concesión de préstamos al Poder Estadal
4.05.04.02.09	Concesión de préstamos al Poder Municipal
4.05.04.03.00	Concesión de préstamos al sector externo a largo plazo
4.05.04.03.01	Concesión de préstamos a instituciones sin fines de lucro
4.05.04.03.02	Concesión de préstamos a gobiernos extranjeros
4.05.04.03.03	Concesión de préstamos a organismos internacionales
4.05.05.00.00	**Incremento de disponibilidades**
4.05.05.01.00	Incremento en caja
4.05.05.02.00	Incremento en bancos
4.05.05.02.01	Incremento en bancos públicos
4.05.05.02.02	Incremento en bancos privados
4.05.05.02.03	Incremento en bancos del exterior
4.05.05.03.00	Incremento de inversiones temporales
4.05.06.00.00	**Incremento de cuentas por cobrar a corto plazo**
4.05.06.01.00	Incremento de cuentas comerciales por cobrar a corto plazo
4.05.06.02.00	Incremento de rentas por recaudar a corto plazo
4.05.06.03.00	Incremento de deudas por rendir
4.05.06.03.01	Incremento de deudas por rendir de fondos en avance
4.05.06.03.02	Incremento de deudas por rendir de fondos en anticipo
4.05.06.99.00	Incremento de otras cuentas por cobrar a corto plazo
4.05.07.00.00	**Incremento de efectos por cobrar a corto plazo**
4.05.07.01.00	Incremento de efectos comerciales por cobrar a corto plazo
4.05.07.99.00	Incremento de otros efectos por cobrar a corto plazo
4.05.08.00.00	**Incremento de cuentas por cobrar a mediano y largo plazo**
4.05.08.01.00	Incremento de cuentas comerciales por cobrar a mediano y largo plazo
4.05.08.02.00	Incremento de rentas por recaudar a mediano y largo plazo
4.05.08.99.00	Incremento de otras cuentas por cobrar a mediano y largo plazo
4.05.09.00.00	**Incremento de efectos por cobrar a mediano y largo plazo**
4.05.09.01.00	Incremento de efectos comerciales por cobrar a mediano y largo plazo

4.05.09.99.00	Incremento de otros efectos por cobrar a mediano y largo plazo
4.05.10.00.00	**Incremento de fondos en avance, en anticipos y en fideicomiso**
4.05.10.01.00	Incremento de fondos en avance
4.05.10.02.00	Incremento de fondos en anticipos
4.05.10.03.00	Incremento de fondos en fideicomiso
4.05.10.04.00	Incremento de anticipos a proveedores
4.05.10.05.00	Incremento de anticipos a contratistas por contratos de corto plazo
4.05.10.06.00	Incremento de anticipos a contratistas por contratos de mediano y largo plazo
4.05.11.00.00	**Incremento de activos diferidos a corto plazo**
4.05.11.01.00	Incremento de gastos a corto plazo pagados por anticipado
4.05.11.01.01	Incremento de intereses de la deuda pública interna a corto plazo pagados por anticipado
4.05.11.01.02	Incremento de intereses de la deuda pública externa a corto plazo pagados por anticipado
4.05.11.01.03	Incremento de otros intereses a corto plazo pagados por anticipado
4.05.11.01.04	Incremento de débitos por apertura de carta de crédito a corto plazo
4.05.11.01.99	Incremento de otros gastos a corto plazo pagados por anticipado
4.05.11.02.00	Incremento de depósitos otorgados en garantía a corto plazo
4.05.11.99.00	Incremento de otros activos diferidos a corto plazo
4.05.12.00.00	**Incremento de activos diferidos a mediano y largo plazo**
4.05.12.01.00	Incremento de gastos a mediano y largo plazo pagados por anticipado
4.05.12.01.01	Incremento de intereses de la deuda pública interna a largo plazo pagados por anticipado
4.05.12.01.02	Incremento de intereses de la deuda pública externa a largo plazo pagados por anticipado
4.05.12.01.08	Incremento de otros intereses a mediano y largo plazo pagados por anticipado
4.05.12.01.99	Incremento de otros gastos a mediano y largo plazo pagados por anticipado

4.05.12.02.00	Incremento de depósitos otorgados en garantía a mediano y largo plazo
4.05.12.99.00	Incremento de otros activos diferidos a mediano y largo plazo
4.05.13.00.00	**Incremento del Fondo de Estabilización Macroeconómica (FEM)**
4.05.13.01.00	Incremento del Fondo de Estabilización Macroeconómica (FEM) de la República
4.05.13.02.00	Incremento del Fondo de Estabilización Macroeconómica (FEM) del Poder Estadal
4.05.13.03.00	Incremento del Fondo de Estabilización Macroeconómica (FEM) del Poder Municipal
4.05.14.00.00	**Incremento del Fondo de Ahorro Intergeneracional**
4.05.14.01.00	Incremento del Fondo de Ahorro Intergeneracional
4.05.16.00.00	**Incremento del Fondo de Aportes del Sector Público**
4.05.16.01.00	Incremento del Fondo de Aportes del Sector Público
4.05.20.00.00	**Incremento de otros activos financieros circulantes**
4.05.20.01.00	Incremento de otros activos financieros circulantes
4.05.21.00.00	**Incremento de otros activos financieros no circulantes**
4.05.21.01.00	Incremento de activos en gestión judicial a mediano y largo plazo
4.05.21.02.00	Incremento de títulos y otros valores de la deuda pública en litigio a largo plazo
4.05.21.99.00	Incremento de otros activos financieros no circulantes
4.05.99.00.00	**Otros activos financieros**
4.05.99.01.00	Otros activos financieros
4.06.00.00.00	**GASTOS DE DEFENSA Y SEGURIDAD DEL ESTADO**
4.06.01.00.00	**Gastos de defensa y seguridad del Estado**
4.06.01.01.00	Gastos de defensa y seguridad del Estado
4.07.00.00.00	**TRANSFERENCIAS Y DONACIONES**
4.07.01.00.00	**Transferencias y donaciones corrientes internas**
4.07.01.01.00	Transferencias corrientes internas al sector privado
4.07.01.01.01	Pensiones del personal empleado, obrero y militar
4.07.01.01.02	Jubilaciones del personal empleado, obrero y militar
4.07.01.01.03	Becas escolares

4.07.01.01.04	Becas universitarias en el país
4.07.01.01.05	Becas de perfeccionamiento profesional en el país
4.07.01.01.06	Becas para estudios en el extranjero
4.07.01.01.07	Otras becas
4.07.01.01.08	Previsión por accidentes de trabajo
4.07.01.01.09	Aguinaldos al personal empleado, obrero y militar pensionado
4.07.01.01.10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado
4.07.01.01.11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado
4.07.01.01.12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado
4.07.01.01.13	Aguinaldos al personal empleado, obrero y militar jubilado
4.07.01.01.14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado
4.07.01.01.15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado
4.07.01.01.16	Otras subvenciones socio - económicas del personal empleado, obrero y militar jubilado
4.07.01.01.30	Incapacidad temporal sin hospitalización
4.07.01.01.31	Incapacidad temporal con hospitalización
4.07.01.01.32	Reposo por maternidad
4.07.01.01.33	Indemnización por paro forzoso
4.07.01.01.34	Otros tipos de incapacidad temporal
4.07.01.01.35	Indemnización por comisión por pensiones
4.07.01.01.36	Indemnización por comisión por cesantía
4.07.01.01.37	Incapacidad parcial
4.07.01.01.38	Invalidez
4.07.01.01.39	Pensiones por vejez, viudez y orfandad
4.07.01.01.40	Indemnización por cesantía
4.07.01.01.41	Otras pensiones y demás prestaciones en dinero
4.07.01.01.42	Incapacidad parcial por accidente común

4.07.01.01.43	Incapacidad parcial por enfermedades profesionales
4.07.01.01.44	Incapacidad parcial por accidente de trabajo
4.07.01.01.45	Indemnización única por invalidez
4.07.01.01.46	Indemnización única por vejez
4.07.01.01.47	Sobrevivientes por enfermedad común
4.07.01.01.48	Sobrevivientes por accidente común
4.07.01.01.49	Sobrevivientes por enfermedades profesionales
4.07.01.01.50	Sobrevivientes por accidentes de trabajo
4.07.01.01.51	Indemnizaciones por conmutación de renta
4.07.01.01.52	Indemnizaciones por conmutación de pensiones
4.07.01.01.53	Indemnizaciones por comisión de renta
4.07.01.01.54	Asignación por nupcias
4.07.01.01.55	Asignación por funeraria
4.07.01.01.56	Otras asignaciones
4.07.01.01.70	Subsidios educacionales al sector privado
4.07.01.01.71	Subsidios a universidades privadas
4.07.01.01.72	Subsidios culturales al sector privado
4.07.01.01.73	Subsidios a instituciones benéficas privadas
4.07.01.01.74	Subsidios a centros de empleados
4.07.01.01.75	Subsidios a organismos laborales y gremiales
4.07.01.01.76	Subsidios a entidades religiosas
4.07.01.01.77	Subsidios a entidades deportivas y recreativas de carácter privado
4.07.01.01.78	Subsidios científicos al sector privado
4.07.01.01.79	Subsidios a cooperativas
4.07.01.01.80	Subsidios a empresas privadas
4.07.01.01.99	Otras transferencias corrientes internas al sector privado
4.07.01.02.00	Donaciones corrientes internas al sector privado
4.07.01.02.01	Donaciones corrientes a personas
4.07.01.02.02	Donaciones corrientes a instituciones sin fines de lucro
4.07.01.03.00	Transferencias corrientes internas al sector público

4.07.01.03.01	Transferencias corrientes a la República
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales
4.07.01.03.03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social
4.07.01.03.04	Transferencias corrientes a instituciones de protección social
4.07.01.03.05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social
4.07.01.03.06	Transferencias corrientes a entes descentralizados con fines empresariales petroleros
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros
4.07.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios
4.07.01.03.10	Transferencias corrientes al Poder Estadal
4.07.01.03.11	Transferencias corrientes al Poder Municipal
4.07.01.03.13	Subsidios otorgados por normas externas
4.07.01.03.14	Incentivos otorgados por normas externas
4.07.01.03.15	Subsidios otorgados por precios políticos
4.07.01.03.16	Subsidios de costos sociales por normas externas
4.07.01.03.99	Otras transferencias corrientes internas al sector público
4.07.01.04.00	Donaciones corrientes internas al sector público
4.07.01.04.01	Donaciones corrientes a la República
4.07.01.04.02	Donaciones corrientes a entes descentralizados sin fines empresariales
4.07.01.04.03	Donaciones corrientes a instituciones de protección social
4.07.01.04.04	Donaciones corrientes a entes descentralizados con fines empresariales petroleros
4.07.01.04.05	Donaciones corrientes a entes descentralizados con fines empresariales no petroleros
4.07.01.04.06	Donaciones corrientes a entes descentralizados financieros bancarios
4.07.01.04.07	Donaciones corrientes a entes descentralizados financieros no bancarios

4.07.01.04.08	Donaciones corrientes al Poder Estadal
4.07.01.04.09	Donaciones corrientes al Poder Municipal
4.07.01.05.00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección
4.07.01.05.01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular
4.07.01.05.02	Pensiones del personal de alto nivel y de dirección
4.07.01.05.06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
4.07.01.05.07	Aguinaldos del personal pensionado de alto nivel y de dirección
4.07.01.05.11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
4.07.01.05.12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección
4.07.01.05.16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
4.07.01.05.17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección
4.07.01.05.98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
4.07.01.05.99	Otras subvenciones del personal pensionado de alto nivel y de dirección
4.07.01.06.00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección
4.07.01.06.01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular
4.07.01.06.02	Jubilaciones del personal de alto nivel y de dirección
4.07.01.06.06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
4.07.01.06.07	Aguinaldos del personal jubilado de alto nivel y de dirección
4.07.01.06.11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados

4.07.01.06.12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección
4.07.01.06.16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
4.07.01.06.17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección
4.07.01.06.98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
4.07.01.06.99	Otras subvenciones del personal jubilado de alto nivel y de dirección
4.07.02.00.00	**Transferencias y donaciones corrientes al exterior**
4.07.02.01.00	Transferencias corrientes al exterior
4.07.02.01.01	Becas de capacitación e investigación en el exterior
4.07.02.01.02	Transferencias corrientes a instituciones sin fines de lucro
4.07.02.01.03	Transferencias corrientes a gobiernos extranjeros
4.07.02.01.04	Transferencias corrientes a organismos internacionales
4.07.02.02.00	Donaciones corrientes al exterior
4.07.02.02.01	Donaciones corrientes a personas
4.07.02.02.02	Donaciones corrientes a instituciones sin fines de lucro
4.07.02.02.03	Donaciones corrientes a gobiernos extranjeros
4.07.02.02.04	Donaciones corrientes a organismos internacionales
4.07.03.00.00	**Transferencias y donaciones de capital internas**
4.07.03.01.00	Transferencias de capital internas al sector privado
4.07.03.01.01	Transferencias de capital a personas
4.07.03.01.02	Transferencias de capital a instituciones sin fines de lucro
4.07.03.01.03	Transferencias de capital a empresas privadas
4.07.03.02.00	Donaciones de capital internas al sector privado
4.07.03.02.01	Donaciones de capital a personas
4.07.03.02.02	Donaciones de capital a instituciones sin fines de lucro
4.07.03.03.00	Transferencias de capital internas al sector público
4.07.03.03.01	Transferencias de capital a la República

4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales
4.07.03.03.03	Transferencias de capital a instituciones de protección social
4.07.03.03.04	Transferencias de capital a entes descentralizados con fines empresariales petroleros
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros
4.07.03.03.06	Transferencias de capital a entes descentralizados financieros bancarios
4.07.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios
4.07.03.03.08	Transferencias de capital al Poder Estadal
4.07.03.03.09	Transferencias de capital al Poder Municipal
4.07.03.03.99	Otras transferencias de capital internas al sector público
4.07.03.04.00	Donaciones de capital internas al sector público
4.07.03.04.01	Donaciones de capital a la República
4.07.03.04.02	Donaciones de capital a entes descentralizados sin fines empresariales
4.07.03.04.03	Donaciones de capital a instituciones de protección social
4.07.03.04.04	Donaciones de capital a entes descentralizados con fines empresariales petroleros
4.07.03.04.05	Donaciones de capital a entes descentralizados con fines empresariales no petroleros
4.07.03.04.06	Donaciones de capital a entes descentralizados financieros bancarios
4.07.03.04.07	Donaciones de capital a entes descentralizados financieros no bancarios
4.07.03.04.08	Donaciones de capital al Poder Estadal
4.07.03.04.09	Donaciones de capital al Poder Municipal
4.07.04.00.00	**Transferencias y donaciones de capital al exterior**
4.07.04.01.00	Transferencias de capital al exterior
4.07.04.01.01	Transferencias de capital a personas
4.07.04.01.02	Transferencias de capital a instituciones sin fines de lucro
4.07.04.01.03	Transferencias de capital a gobiernos extranjeros

4.07.04.01.04	Transferencias de capital a organismos internacionales
4.07.04.02.00	Donaciones de capital al exterior
4.07.04.02.01	Donaciones de capital a personas
4.07.04.02.02	Donaciones de capital a instituciones sin fines de lucro
4.07.04.02.03	Donaciones de capital a gobiernos extranjeros
4.07.04.02.04	Donaciones de capital a organismos internacionales
4.07.05.00.00	**Situado**
4.07.05.01.00	Situado Constitucional
4.07.05.01.01	Situado Estadal
4.07.05.01.02	Situado Municipal
4.07.05.02.00	Situado Estadal a Municipal
4.07.06.00.00	**Subsidio de Régimen Especial**
4.07.06.01.00	Subsidio de Régimen Especial
4.07.07.00.00	**Subsidio de capitalidad**
4.07.07.01.00	Subsidio de capitalidad
4.07.08.00.00	**Asignaciones Económicas Especiales (LAEE)**
4.07.08.01.00	Asignaciones Económicas Especiales (LAEE) Estadal
4.07.08.02.00	Asignaciones Económicas Especiales (LAEE) Estadal a Municipal
4.07.08.03.00	Asignaciones Económicas Especiales (LAEE) Municipal
4.07.08.04.00	Asignaciones Económicas Especiales (LAEE) Fondo Nacional de los Consejos Comunales
4.07.08.05.00	Asignaciones Económicas Especiales (LAEE) Apoyo al Fortalecimiento Institucional
4.07.09.00.00	**Aportes al Poder Estadal y al Poder Municipal por transferencia de servicios**
4.07.09.01.00	Aportes al Poder Estadal por transferencia de servicios
4.07.09.02.00	Aportes al Poder Municipal por transferencia de servicios
4.07.10.00.00	**Fondo Intergubernamental para la Descentralización (FIDES)**
4.07.10.01.00	Fondo Intergubernamental para la Descentralización (FIDES)
4.07.11.00.00	**Fondo de Compensación Interterritorial**
4.07.11.01.00	Fondo de Compensación Interterritorial Estadal

4.07.11.02.00	Fondo de Compensación Interterritorial Municipal
4.07.11.03.00	Fondo de Compensación Interterritorial Poder Popular
4.07.11.04.00	Fondo de Compensación Interterritorial Fortalecimiento Institucional
4.07.12.00.00	**Transferencias y donaciones a Consejos Comunales**
4.07.12.01.00	Transferencias y donaciones corrientes a Consejos Comunales
4.07.12.01.01	Transferencias corrientes a Consejos Comunales
4.07.12.01.02	Donaciones corrientes a Consejos Comunales
4.07.12.02.00	Transferencias y donaciones de capital a Consejos Comunales
4.07.12.02.01	Transferencias de capital a Consejos Comunales
4.07.12.02.02	Donaciones de capital a Consejos Comunales
4.08.00.00.00	**OTROS GASTOS**
4.08.01.00.00	**Depreciación y amortización**
4.08.01.01.00	Depreciación
4.08.01.01.01	Depreciación de edificios e instalaciones
4.08.01.01.02	Depreciación de maquinaria y demás equipos de construcción, campo, industria y taller
4.08.01.01.03	Depreciación de equipos de transporte, tracción y elevación
4.08.01.01.04	Depreciación de equipos de comunicaciones y de señalamiento
4.08.01.01.05	Depreciación de equipos médico - quirúrgicos, dentales y de veterinaria
4.08.01.01.06	Depreciación de equipos científicos, religiosos, de enseñanza y recreación
4.08.01.01.07	Depreciación de equipos para la seguridad pública
4.08.01.01.08	Depreciación de máquinas, muebles y demás equipos de oficina y alojamiento
4.08.01.01.09	Depreciación de semovientes
4.08.01.01.99	Depreciación de otros bienes de uso
4.08.01.02.00	Amortización
4.08.01.02.01	Amortización de marcas de fábrica y patentes de invención
4.08.01.02.02	Amortización de derechos de autor

4.08.01.02.03	Amortización de gastos de organización
4.08.01.02.04	Amortización de paquetes y programas de computación
4.08.01.02.05	Amortización de estudios y proyectos
4.08.01.02.99	Amortización de otros activos intangibles
4.08.02.00.00	**Intereses por operaciones financieras**
4.08.02.01.00	Intereses por depósitos internos
4.08.02.02.00	Intereses por títulos y valores
4.08.02.03.00	Intereses por otros financiamientos
4.08.03.00.00	**Gastos por operaciones de seguro**
4.08.03.01.00	Gastos de siniestros
4.08.03.02.00	Gastos de operaciones de reaseguros
4.08.03.99.00	Otros gastos de operaciones de seguro
4.08.04.00.00	**Pérdida en operaciones de los servicios básicos**
4.08.04.01.00	Pérdidas en el proceso de distribución de los servicios
4.08.04.99.00	Otras pérdidas en operación
4.08.05.00.00	**Obligaciones en el ejercicio vigente**
4.08.05.01.00	Devoluciones de cobros indebidos
4.08.05.02.00	Devoluciones y reintegros diversos
4.08.05.03.00	Indemnizaciones diversas
4.08.06.00.00	**Pérdidas ajenas a la operación**
4.08.06.01.00	Pérdidas en inventarios
4.08.06.02.00	Pérdidas en operaciones cambiarias
4.08.06.03.00	Pérdidas en ventas de activos
4.08.06.04.00	Pérdidas por cuentas incobrables
4.08.06.05.00	Participación en pérdidas de otras empresas
4.08.06.06.00	Pérdidas por auto-seguro
4.08.06.07.00	Impuestos directos
4.08.06.08.00	Intereses de mora
4.08.06.09.00	Reservas técnicas
4.08.07.00.00	**Descuentos, bonificaciones y devoluciones**
4.08.07.01.00	Descuentos sobre ventas

4.08.07.02.00	Bonificaciones por ventas
4.08.07.03.00	Devoluciones por ventas
4.08.07.04.00	Devoluciones por primas de seguro
4.08.08.00.00	**Indemnizaciones y sanciones pecuniarias**
4.08.08.01.00	Indemnizaciones por daños y perjuicios
4.08.08.01.01	Indemnizaciones por daños y perjuicios ocasionados por organismos de la República, del Poder Estadal y del Poder Municipal
4.08.08.01.02	Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales
4.08.08.01.03	Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados con fines empresariales
4.08.08.02.00	Sanciones pecuniarias
4.08.08.02.01	Sanciones pecuniarias impuestas a los organismos de la República, del Poder Estadal y del Poder Municipal
4.08.08.02.02	Sanciones pecuniarias impuestas a los entes descentralizados sin fines empresariales
4.08.08.02.03	Sanciones pecuniarias impuestas a los entes descentralizados con fines empresariales
4.08.99.00.00	**Otros gastos**
4.08.99.01.00	Otros gastos
4.09.00.00.00	**ASIGNACIONES NO DISTRIBUIDAS**
4.09.01.00.00	**Asignaciones no distribuidas de la Asamblea Nacional**
4.09.01.01.00	Asignaciones no distribuidas de la Asamblea Nacional
4.09.02.00.00	**Asignaciones no distribuidas de la Contraloría General de la República**
4.09.02.01.00	Asignaciones no distribuidas de la Contraloría General de la República
4.09.03.00.00	**Asignaciones no distribuidas del Consejo Nacional Electoral**
4.09.03.01.00	Asignaciones no distribuidas del Consejo Nacional Electoral
4.09.04.00.00	**Asignaciones no distribuidas del Tribunal Supremo de Justicia**
4.09.04.01.00	Asignaciones no distribuidas del Tribunal Supremo de Justicia
4.09.05.00.00	**Asignaciones no distribuidas del Ministerio Público**
4.09.05.01.00	Asignaciones no distribuidas del Ministerio Público

4.09.06.00.00	**Asignaciones no distribuidas de la Defensoría del Pueblo**
4.09.06.01.00	Asignaciones no distribuidas de la Defensoría del Pueblo
4.09.07.00.00	**Asignaciones no distribuidas del Consejo Moral Republicano**
4.09.07.01.00	Asignaciones no distribuidas del Consejo Moral Republicano
4.09.08.00.00	**Reestructuración de organismos del sector público**
4.09.08.01.00	Reestructuración de organismos del sector público
4.09.09.00.00	**Fondo de apoyo al trabajador y su grupo familiar**
4.09.09.01.00	Fondo de apoyo al trabajador y su grupo familiar de la Administración Pública Nacional
4.09.09.02.00	Fondo de apoyo al trabajador y su grupo familiar de las Entidades Federales, los Municipios y otras formas de gobierno municipal
4.09.10.00.00	**Reforma de la seguridad social**
4.09.10.01.00	Reforma de la seguridad social
4.09.11.00.00	**Emergencias en el territorio nacional**
4.09.11.01.00	Emergencias en el territorio nacional
4.09.12.00.00	**Fondo para la cancelación de pasivos laborales**
4.09.12.01.00	Fondo para la cancelación de pasivos laborales
4.09.13.00.00	**Fondo para la cancelación de deuda por servicios de electricidad, teléfono, aseo, agua y condominio**
4.09.13.01.00	Fondo para la cancelación de deuda por servicios de electricidad, teléfono, aseo, agua y condominio, de los organismos de la Administración Central
4.09.13.02.00	Fondo para la cancelación de deuda por servicios de electricidad, teléfono, aseo, agua y condominio, de los organismos de la Administración Descentralizada Nacional
4.09.14.00.00	**Fondo para remuneraciones, pensiones y jubilaciones y otras retribuciones**
4.09.14.01.00	Fondo para remuneraciones, pensiones y jubilaciones y otras retribuciones
4.09.15.00.00	**Fondo para atender compromisos generados de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras**
4.09.15.01.00	Fondo para atender compromisos generados de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras

4.09.16.00.00	**Asignaciones para cancelar compromisos pendientes de ejercicios anteriores**
4.09.16.01.00	Asignaciones para cancelar compromisos pendientes de ejercicios anteriores
4.09.17.00.00	**Asignaciones para cancelar la deuda Fogade – Ministerio competente en Materia de Finanzas – Banco Central de Venezuela (BCV)**
4.09.17.01.00	Asignaciones para cancelar la deuda Fogade – Ministerio competente en Materia de Finanzas – Banco Central de Venezuela (BCV)
4.09.18.00.00	**Asignaciones para atender los gastos de la referenda y elecciones**
4.09.18.01.00	Asignaciones para atender los gastos de la referenda y elecciones
4.09.19.00.00	**Asignaciones para atender los gastos por honorarios profesionales de bufetes internacionales, costas y costos judiciales**
4.09.19.01.00	Asignaciones para atender los gastos por honorarios profesionales de bufetes internacionales, costas y costos judiciales
4.09.20.00.00	**Fondo para atender compromisos generados por la contratación colectiva**
4.09.20.01.00	Fondo para atender compromisos generados por la contratación colectiva
4.09.21.00.00	**Proyecto social especial**
4.09.21.01.00	Proyecto social especial
4.09.22.00.00	**Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales**
4.09.22.01.00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales
4.09.23.00.00	**Asignación para facilitar la preparación de proyectos**
4.09.23.01.00	Asignación para facilitar la preparación de proyectos
4.09.24.00.00	**Programas de inversión para las entidades estadales, municipalidades y otras instituciones**
4.09.24.01.00	Programas de inversión para las entidades estadales, municipalidades y otras instituciones

4.09.25.00.00	**Cancelación de compromisos**
4.09.25.01.00	Cancelación de compromisos
4.09.26.00.00	**Asignaciones para atender gastos de los organismos del sector público**
4.09.26.01.00	Asignaciones para atender gastos de los organismos del sector público
4.09.27.00.00	**Convenio de Cooperación Especial**
4.09.27.01.00	Convenio de Cooperación Especial
4.10.00.00.00	**SERVICIO DE LA DEUDA PÚBLICA**
4.10.01.00.00	**Servicio de la deuda pública interna a corto plazo**
4.10.01.01.00	Servicio de la deuda pública interna a corto plazo de títulos y valores
4.10.01.01.01	Amortización de la deuda pública interna a corto plazo de títulos y valores
4.10.01.01.02	Amortización de la deuda pública interna a corto plazo de letras del tesoro
4.10.01.01.03	Intereses de la deuda pública interna a corto plazo de títulos y valores
4.10.01.01.04	Intereses por mora y multas de la deuda pública interna a corto plazo de títulos y valores
4.10.01.01.05	Comisiones y otros gastos de la deuda pública interna a corto plazo de títulos y valores
4.10.01.01.06	Descuentos en colocación de títulos y valores de la deuda pública interna a corto plazo
4.10.01.01.07	Descuentos en colocación de letras del tesoro a corto plazo
4.10.01.02.00	Servicio de la deuda pública interna por préstamos a corto plazo
4.10.01.02.01	Amortización de la deuda pública interna por préstamos recibidos del sector privado a corto plazo
4.10.01.02.02	Amortización de la deuda pública interna por préstamos recibidos de la República a corto plazo
4.10.01.02.03	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a corto plazo
4.10.01.02.04	Amortización de la deuda pública interna por préstamos recibidos de instituciones de protección social a corto plazo

4.10.01.02.05	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a corto plazo
4.10.01.02.06	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a corto plazo
4.10.01.02.07	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a corto plazo
4.10.01.02.08	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a corto plazo
4.10.01.02.09	Amortización de la deuda pública interna por préstamos recibidos del Poder Estadal a corto plazo
4.10.01.02.10	Amortización de la deuda pública interna por préstamos recibidos del Poder Municipal a corto plazo
4.10.01.02.11	Intereses de la deuda pública interna por préstamos recibidos del sector privado a corto plazo
4.10.01.02.12	Intereses de la deuda pública interna por préstamos recibidos de la República a corto plazo
4.10.01.02.13	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a corto plazo
4.10.01.02.14	Intereses de la deuda pública interna por préstamos recibidos de instituciones de protección social a corto plazo
4.10.01.02.15	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a corto plazo
4.10.01.02.16	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a corto plazo
4.10.01.02.17	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a corto plazo
4.10.01.02.18	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a corto plazo
4.10.01.02.19	Intereses de la deuda pública interna por préstamos recibidos del Poder Estadal a corto plazo
4.10.01.02.20	Intereses de la deuda pública interna por préstamos recibidos del Poder Municipal a corto plazo

4.10.01.02.21	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del sector privado a corto plazo
4.10.01.02.22	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de la República a corto plazo
4.10.01.02.23	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a corto plazo
4.10.01.02.24	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de instituciones de protección social a corto plazo
4.10.01.02.25	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a corto plazo
4.10.01.02.26	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a corto plazo
4.10.01.02.27	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a corto plazo
4.10.01.02.28	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a corto plazo
4.10.01.02.29	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del Poder Estadal a corto plazo
4.10.01.02.30	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del Poder Municipal a corto plazo
4.10.01.02.31	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del sector privado a corto plazo
4.10.01.02.32	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de la República a corto plazo
4.10.01.02.33	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a corto plazo
4.10.01.02.34	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de instituciones de protección social a corto plazo
4.10.01.02.35	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a corto plazo

4.10.01.02.36	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a corto plazo
4.10.01.02.37	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a corto plazo
4.10.01.02.38	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a corto plazo
4.10.01.02.39	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del Poder Estadal a corto plazo
4.10.01.02.40	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del Poder Municipal a corto plazo
4.10.01.03.00	Servicio de la deuda pública interna indirecta por préstamos a corto plazo
4.10.01.03.01	Amortización de la deuda pública interna indirecta por préstamos recibidos del sector privado a corto plazo
4.10.01.03.02	Amortización de la deuda pública interna indirecta por préstamos recibidos del sector público a corto plazo
4.10.01.03.03	Intereses de la deuda pública interna indirecta por préstamos recibidos del sector privado a corto plazo
4.10.01.03.04	Intereses de la deuda pública interna indirecta por préstamos recibidos del sector público a corto plazo
4.10.01.03.05	Intereses por mora y multas de la deuda pública interna indirecta por préstamos recibidos del sector privado a corto plazo
4.10.01.03.06	Intereses por mora y multas de la deuda pública interna indirecta por préstamos recibidos del sector público a corto plazo
4.10.01.03.07	Comisiones y otros gastos de la deuda pública interna indirecta por préstamos recibidos del sector privado a corto plazo
4.10.01.03.08	Comisiones y otros gastos de la deuda pública interna indirecta por préstamos recibidos del sector público a corto plazo
4.10.02.00.00	**Servicio de la deuda pública interna a largo plazo**
4.10.02.01.00	Servicio de la deuda pública interna a largo plazo de títulos y valores
4.10.02.01.01	Amortización de la deuda pública interna a largo plazo de títulos y valores

4.10.02.01.02	Amortización de la deuda pública interna a largo plazo de letras del tesoro
4.10.02.01.03	Intereses de la deuda pública interna a largo plazo de títulos y valores
4.10.02.01.04	Intereses por mora y multas de la deuda pública interna a largo plazo de títulos y valores
4.10.02.01.05	Comisiones y otros gastos de la deuda pública interna a largo plazo de títulos y valores
4.10.02.01.06	Descuentos en colocación de títulos y valores de la deuda pública interna a largo plazo
4.10.02.01.07	Descuentos en colocación de letras del tesoro a largo plazo
4.10.02.02.00	Servicio de la deuda pública interna por préstamos a largo plazo
4.10.02.02.01	Amortización de la deuda pública interna por préstamos recibidos del sector privado a largo plazo
4.10.02.02.02	Amortización de la deuda pública interna por préstamos recibidos de la República a largo plazo
4.10.02.02.03	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a largo plazo
4.10.02.02.04	Amortización de la deuda pública interna por préstamos recibidos de instituciones de protección social a largo plazo
4.10.02.02.05	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a largo plazo
4.10.02.02.06	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a largo plazo
4.10.02.02.07	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a largo plazo
4.10.02.02.08	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a largo plazo
4.10.02.02.09	Amortización de la deuda pública interna por préstamos recibidos del Poder Estadal a largo plazo
4.10.02.02.10	Amortización de la deuda pública interna por préstamos recibidos del Poder Municipal a largo plazo
4.10.02.02.11	Intereses de la deuda pública interna por préstamos recibidos del sector privado a largo plazo

4.10.02.02.12	Intereses de la deuda pública interna por préstamos recibidos de la República a largo plazo
4.10.02.02.13	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a largo plazo
4.10.02.02.14	Intereses de la deuda pública interna por préstamos recibidos de instituciones de protección social a largo plazo
4.10.02.02.15	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a largo plazo
4.10.02.02.16	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a largo plazo
4.10.02.02.17	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a largo plazo
4.10.02.02.18	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a largo plazo
4.10.02.02.19	Intereses de la deuda pública interna por préstamos recibidos del Poder Estadal a largo plazo
4.10.02.02.20	Intereses de la deuda pública interna por préstamos recibidos del Poder Municipal a largo plazo
4.10.02.02.21	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del sector privado a largo plazo
4.10.02.02.22	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de la República a largo plazo
4.10.02.02.23	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a largo plazo
4.10.02.02.24	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de instituciones de protección social a largo plazo
4.10.02.02.25	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a largo plazo
4.10.02.02.26	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a largo plazo
4.10.02.02.27	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a largo plazo

4.10.02.02.28	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a largo plazo
4.10.02.02.29	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del Poder Estadal a largo plazo
4.10.02.02.30	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del Poder Municipal a largo plazo
4.10.02.02.31	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del sector privado a largo plazo
4.10.02.02.32	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de la República a largo plazo
4.10.02.02.33	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a largo plazo
4.10.02.02.34	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de instituciones de protección social a largo plazo
4.10.02.02.35	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a largo plazo
4.10.02.02.36	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a largo plazo
4.10.02.02.37	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a largo plazo
4.10.02.02.38	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a largo plazo
4.10.02.02.39	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del Poder Estadal a largo plazo
4.10.02.02.40	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del Poder Municipal a largo plazo
4.10.02.03.00	Servicio de la deuda pública interna indirecta a largo plazo de títulos y valores
4.10.02.03.01	Amortización de la deuda pública interna indirecta a largo plazo de títulos y valores
4.10.02.03.02	Intereses de la deuda pública interna indirecta a largo plazo de títulos y valores

4.10.02.03.03	Intereses por mora y multas de la deuda pública interna indirecta a largo plazo de títulos y valores
4.10.02.03.04	Comisiones y otros gastos de la deuda pública interna indirecta a largo plazo de títulos y valores
4.10.02.03.05	Descuentos en colocación de títulos y valores de la deuda pública interna indirecta de largo plazo
4.10.02.04.00	Servicio de la deuda pública interna indirecta por préstamos a largo plazo
4.10.02.04.01	Amortización de la deuda pública interna indirecta por préstamos recibidos del sector privado a largo plazo
4.10.02.04.02	Amortización de la deuda pública interna indirecta por préstamos recibidos del sector público a largo plazo
4.10.02.04.03	Intereses de la deuda pública interna indirecta por préstamos recibidos del sector privado a largo plazo
4.10.02.04.04	Intereses de la deuda pública interna indirecta por préstamos recibidos del sector público a largo plazo
4.10.02.04.05	Intereses por mora y multas de la deuda pública interna indirecta por préstamos recibidos del sector privado a largo plazo
4.10.02.04.06	Intereses por mora y multas de la deuda pública interna indirecta por préstamos recibidos del sector público a largo plazo
4.10.02.04.07	Comisiones y otros gastos de la deuda pública interna indirecta por préstamos recibidos del sector privado a largo plazo
4.10.02.04.08	Comisiones y otros gastos de la deuda pública interna indirecta por préstamos recibidos del sector público a largo plazo
4.10.03.00.00	**Servicio de la deuda pública externa a corto plazo**
4.10.03.01.00	Servicio de la deuda pública externa a corto plazo de títulos y valores
4.10.03.01.01	Amortización de la deuda pública externa a corto plazo de títulos y valores
4.10.03.01.02	Intereses de la deuda pública externa a corto plazo de títulos y valores
4.10.03.01.03	Intereses por mora y multas de la deuda pública externa a corto plazo de títulos y valores
4.10.03.01.04	Comisiones y otros gastos de la deuda pública externa a corto plazo de títulos y valores

4.10.03.01.05	Descuentos en colocación de títulos y valores de la deuda pública externa a corto plazo
4.10.03.02.00	Servicio de la deuda pública externa por préstamos a corto plazo
4.10.03.02.01	Amortización de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a corto plazo
4.10.03.02.02	Amortización de la deuda pública externa por préstamos recibidos de organismos internacionales a corto plazo
4.10.03.02.03	Amortización de la deuda pública externa por préstamos recibidos de instituciones financieras externas a corto plazo
4.10.03.02.04	Amortización de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
4.10.03.02.05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a corto plazo
4.10.03.02.06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a corto plazo
4.10.03.02.07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a corto plazo
4.10.03.02.08	Intereses de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
4.10.03.02.09	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a corto plazo
4.10.03.02.10	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de organismos internacionales a corto plazo
4.10.03.02.11	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de instituciones financieras externas a corto plazo
4.10.03.02.12	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
4.10.03.02.13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a corto plazo
4.10.03.02.14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a corto plazo
4.10.03.02.15	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a corto plazo

4.10.03.02.16	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
4.10.03.03.00	Servicio de la deuda pública externa indirecta por préstamos a corto plazo
4.10.03.03.01	Amortización de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a corto plazo
4.10.03.03.02	Amortización de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a corto plazo
4.10.03.03.03	Amortización de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a corto plazo
4.10.03.03.04	Amortización de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
4.10.03.03.05	Intereses de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a corto plazo
4.10.03.03.06	Intereses de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a corto plazo
4.10.03.03.07	Intereses de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a corto plazo
4.10.03.03.08	Intereses de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
4.10.03.03.09	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a corto plazo
4.10.03.03.10	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a corto plazo
4.10.03.03.11	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a corto plazo
4.10.03.03.12	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
4.10.03.03.13	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a corto plazo

4.10.03.03.14	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a corto plazo
4.10.03.03.15	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a corto plazo
4.10.03.03.16	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
4.10.04.00.00	**Servicio de la deuda pública externa a largo plazo**
4.10.04.01.00	Servicio de la deuda pública externa a largo plazo de títulos y valores
4.10.04.01.01	Amortización de la deuda pública externa a largo plazo de títulos y valores
4.10.04.01.02	Intereses de la deuda pública externa a largo plazo de títulos y valores
4.10.04.01.03	Intereses por mora y multas de la deuda pública externa a largo plazo de títulos y valores
4.10.04.01.04	Comisiones y otros gastos de la deuda pública externa a largo plazo de títulos y valores
4.10.04.01.05	Descuentos en colocación de títulos y valores de la deuda pública externa a largo plazo
4.10.04.02.00	Servicio de la deuda pública externa por préstamos a largo plazo
4.10.04.02.01	Amortización de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo
4.10.04.02.02	Amortización de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo
4.10.04.02.03	Amortización de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo
4.10.04.02.04	Amortización de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
4.10.04.02.05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo
4.10.04.02.06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo
4.10.04.02.07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo
4.10.04.02.08	Intereses de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo

4.10.04.02.09	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo
4.10.04.02.10	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo
4.10.04.02.11	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo
4.10.04.02.12	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
4.10.04.02.13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo
4.10.04.02.14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo
4.10.04.02.15	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo
4.10.04.02.16	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
4.10.04.03.00	Servicio de la deuda pública externa indirecta a largo plazo de títulos y valores
4.10.04.03.01	Amortización de la deuda pública externa indirecta a largo plazo de títulos y valores
4.10.04.03.02	Intereses de la deuda pública externa indirecta a largo plazo de títulos y valores
4.10.04.03.03	Intereses por mora y multas de la deuda pública externa indirecta a largo plazo de títulos y valores
4.10.04.03.04	Comisiones y otros gastos de la deuda pública externa indirecta a largo plazo de títulos y valores
4.10.04.03.05	Descuentos en colocación de títulos y valores de la deuda pública externa indirecta a largo plazo
4.10.04.04.00	Servicio de la deuda pública externa indirecta por préstamos a largo plazo
4.10.04.04.01	Amortización de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a largo plazo
4.10.04.04.02	Amortización de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a largo plazo

4.10.04.04.03	Amortización de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a largo plazo
4.10.04.04.04	Amortización de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
4.10.04.04.05	Intereses de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a largo plazo
4.10.04.04.06	Intereses de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a largo plazo
4.10.04.04.07	Intereses de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a largo plazo
4.10.04.04.08	Intereses de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
4.10.04.04.09	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a largo plazo
4.10.04.04.10	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a largo plazo
4.10.04.04.11	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a largo plazo
4.10.04.04.12	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
4.10.04.04.13	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a largo plazo
4.10.04.04.14	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a largo plazo
4.10.04.04.15	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a largo plazo
4.10.04.04.16	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo

4.10.05.00.00	**Reestructuración y/o refinanciamiento de la deuda publica**
4.10.05.01.00	Disminución por reestructuración y/o refinanciamiento de la deuda interna a largo plazo, en a corto plazo
4.10.05.02.00	Disminución por reestructuración y/o refinanciamiento de la deuda interna a corto plazo, en a largo plazo
4.10.05.03.00	Disminución por reestructuración y/o refinanciamiento de la deuda externa a largo plazo, en a corto plazo
4.10.05.04.00	Disminución por reestructuración y/o refinanciamiento de la deuda externa a corto plazo, en a largo plazo
4.10.05.05.00	Disminución de la deuda pública por distribuir
4.10.05.05.01	Disminución de la deuda pública interna por distribuir
4.10.05.05.02	Disminución de la deuda pública externa por distribuir
4.10.06.00.00	**Servicio de la deuda pública por obligaciones de ejercicios anteriores**
4.10.06.01.00	Amortización de la deuda pública de obligaciones pendientes de ejercicios anteriores
4.10.06.02.00	Intereses de la deuda pública de obligaciones pendientes de ejercicios anteriores
4.10.06.03.00	Intereses por mora y multas de la deuda pública de obligaciones pendientes de ejercicios anteriores
4.10.06.04.00	Comisiones y otros gastos de la deuda pública de obligaciones pendientes de ejercicios anteriores
4.11.00.00.00	**DISMINUCION DE PASIVOS**
4.11.01.00.00	**Disminución de gastos de personal por pagar**
4.11.01.01.00	Disminución de sueldos, salarios y otras remuneraciones por pagar
4.11.02.00.00	**Disminución de aportes patronales y retenciones laborales por pagar**
4.11.02.01.00	Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)
4.11.02.02.00	Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)
4.11.02.03.00	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Jubilaciones
4.11.02.04.00	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Seguro de Paro Forzoso

4.11.02.05.00	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Obligatorio para la Vivienda (FAOV)
4.11.02.06.00	Disminución de aportes patronales y retenciones laborales por pagar al seguro de vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios
4.11.02.07.00	Disminución de aportes patronales y retenciones laborales por pagar a cajas de ahorro
4.11.02.08.00	Disminución de aportes patronales por pagar a organismos de seguridad social
4.11.02.09.00	Disminución de retenciones laborales por pagar al Instituto Nacional de Capacitación y Educación Socialista (Inces)
4.11.02.10.00	Disminución de retenciones laborales por pagar por pensión alimenticia
4.11.02.98.00	Disminución de otros aportes legales por pagar
4.11.02.99.00	Disminución de otras retenciones laborales por pagar
4.11.03.00.00	**Disminución de cuentas y efectos por pagar a proveedores**
4.11.03.01.00	Disminución de cuentas por pagar a proveedores a corto plazo
4.11.03.02.00	Disminución de efectos por pagar a proveedores a corto plazo
4.11.03.03.00	Disminución de cuentas por pagar a proveedores a mediano y largo plazo
4.11.03.04.00	Disminución de efectos por pagar a proveedores a mediano y largo plazo
4.11.04.00.00	**Disminución de cuentas y efectos por pagar a contratistas**
4.11.04.01.00	Disminución de cuentas por pagar a contratistas a corto plazo
4.11.04.02.00	Disminución de efectos por pagar a contratistas a corto plazo
4.11.04.03.00	Disminución de cuentas por pagar a contratistas a mediano largo y plazo
4.11.04.04.00	Disminución de efectos por pagar a contratistas a mediano y plazo
4.11.05.00.00	**Disminución de intereses por pagar**
4.11.05.01.00	Disminución de intereses internos por pagar
4.11.05.02.00	Disminución de intereses externos por pagar

4.11.06.00.00	**Disminución de otras cuentas y efectos por pagar a corto plazo**
4.11.06.01.00	Disminución de obligaciones de ejercicios anteriores
4.11.06.02.00	Disminución de otras cuentas por pagar a corto plazo
4.11.06.03.00	Disminución de otros efectos por pagar a corto plazo
4.11.07.00.00	**Disminución de pasivos diferidos**
4.11.07.01.00	Disminución de pasivos diferidos a corto plazo
4.11.07.01.01	Disminución de rentas diferidas por recaudar a corto plazo
4.11.07.02.00	Disminución de pasivos diferidos a mediano y largo plazo
4.11.07.02.01	Disminución del rescate de certificados de reintegro tributario
4.11.07.02.02	Disminución del rescate de bonos de exportación
4.11.07.02.03	Disminución del rescate de bonos en dación de pagos
4.11.08.00.00	**Disminución de provisiones y reservas técnicas**
4.11.08.01.00	Disminución de provisiones
4.11.08.01.01	Disminución de provisiones para cuentas incobrables
4.11.08.01.02	Disminución de provisiones para despidos
4.11.08.01.03	Disminución de provisiones para pérdidas en el inventario
4.11.08.01.04	Disminución de provisiones para beneficios sociales
4.11.08.01.99	Disminución de otras provisiones
4.11.08.02.00	Disminución de reservas técnicas
4.11.09.00.00	**Disminución de fondos de terceros**
4.11.09.01.00	Disminución de depósitos recibidos en garantía
4.11.09.99.00	Disminución de otros fondos de terceros
4.11.10.00.00	**Disminución de depósitos de instituciones financieras**
4.11.10.01.00	Disminución de depósitos a la vista
4.11.10.01.01	Disminución de depósitos de terceros a la vista de organismos del sector público
4.11.10.01.02	Disminución de depósitos de terceros a la vista de personas naturales y jurídicas del sector privado
4.11.10.02.00	Disminución de depósitos a plazo fijo
4.11.10.02.01	Disminución de depósitos a plazo fijo de organismos del sector público

4.11.10.02.02	Disminución de depósitos a plazo fijo de personas naturales y jurídicas del sector privado
4.11.11.00.00	**Obligaciones de ejercicios anteriores**
4.11.11.01.00	Devoluciones de cobros indebidos
4.11.11.02.00	Devoluciones y reintegros diversos
4.11.11.03.00	Indemnizaciones diversas
4.11.11.04.00	Compromisos pendientes de ejercicios anteriores
4.11.11.05.00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras
4.11.98.00.00	**Disminución de otros pasivos a corto plazo**
4.11.98.01.00	Disminución de otros pasivos a corto plazo
4.11.99.00.00	**Disminución de otros pasivos a mediano y largo plazo**
4.11.99.01.00	Disminución de otros pasivos a mediano y largo plazo
4.12.00.00.00	**DISMINUCIÓN DEL PATRIMONIO**
4.12.01.00.00	**Disminución del capital**
4.12.01.01.00	Disminución del capital fiscal e institucional
4.12.01.02.00	Disminución de aportes por capitalizar
4.12.01.03.00	Disminución de dividendos a distribuir
4.12.02.00.00	**Disminución de reservas**
4.12.02.01.00	Disminución de reservas
4.12.03.00.00	**Ajuste por inflación**
4.12.03.01.00	Ajuste por inflación
4.12.04.00.00	**Disminución de resultados**
4.12.04.01.00	Disminución de resultados acumulados
4.12.04.02.00	Disminución de resultados del ejercicio
4.98.00.00.00	**RECTIFICACIONES AL PRESUPUESTO**
4.98.01.00.00	**Rectificaciones al presupuesto**
4.98.01.01.00	Rectificaciones al presupuesto

V. Modificaciones al Clasificador Presupuestario de recursos y egresos

V. MODIFICACIONES AL CLASIFICADOR PRESUPUESTARIO DE RECURSOS Y EGRESOS CON VIGENCIA 2013

1.- CREACIÓN DE PARTIDAS

RECURSOS:

3.01.06.07.00 Ventajas especiales petroleras

Ingresos a favor de la República establecidos en los contratos para la creación de empresas mixtas petroleras, por el derecho a realizar actividades primarias de exploración, extracción, recolección, transporte y almacenamiento de hidrocarburos, de conformidad con la Ley que rige la materia y distintos de los gravámenes y regalías que ingresan por determinados ramos de impuesto.

3.01.02.03.26 Impuesto al consumo propio de hidrocarburos gaseosos

Ingresos provenientes del impuesto aplicado al valor de los hidrocarburos gaseosos producidos y consumidos como combustibles en operaciones propias de la empresa exploradora y su cálculo se realiza en base el precio de venta al consumidor final.

3.01.11.12.00 Reparos administrativos por impuestos municipales

Ingresos que se perciben producto de los actos de fiscalización y resolución ejecutados por la administración tributaria municipal, en su actuación para comprobar la veracidad en el cumplimiento de las obligaciones tributarias sobre los impuestos municipales. Se produce cuando el sujeto pasivo incurre en errores u omisiones comprobados fehacientemente por dicha administración.

EGRESOS:

4.01.06.35.00 **Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular**

Obligación legal por concepto de aporte patronal al Fondo de Seguro de Paro Forzoso para financiar la contingencia referida a la pérdida involuntaria del empleo de los altos funcionarios y altas funcionarias, de acuerdo a lo previsto en la Ley Orgánica del Sistema de Seguridad Social.

4.01.06.43.00 **Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección**

Obligación legal por concepto de aporte patronal al Fondo de Seguro de Paro Forzoso para financiar la contingencia referida a la pérdida involuntaria del empleo del personal de alto nivel y de dirección, de acuerdo a lo previsto en la Ley Orgánica del Sistema de Seguridad Social.

2.- CAMBIOS Y MODIFICACIONES EN LAS DENOMINACIONES Y/O DESCRIPCIONES

RECURSOS:

Donde Dice:	Debe Decir:
3.01.00.00.00 INGRESOS ORDINARIOS Son los ingresos **recurrentes** originados por el sistema tributario vigente y demás operaciones permanentes, que realizan las instituciones de la administración pública nacional para obtener los medios de financiamiento, para cumplir las funciones y responsabilidades que son de su competencia, establecidas en las leyes y normas legales que las rigen.	3.01.00.00.00 INGRESOS ORDINARIOS Son los ingresos **que se producen de manera permanente durante el correspondiente ejercicio económico financiero,** originados por el sistema tributario vigente y demás operaciones que realizan las instituciones de la administración pública nacional para obtener los medios de financiamiento, para cumplir las funciones y responsabilidades que son de su competencia, establecidas en las leyes y normas legales que las rigen.

Donde Dice:	Debe Decir:
3.01.00.00.00 INGRESOS EXTRAORDINARIOS Ingresos **no recurrentes**, originados en operaciones de crédito público, venta de activos propiedad del estado y cualquier otro de carácter **eventual o cuya vigencia no exceda de tres años**, de acuerdo a lo dispuesto en el ordenamiento legal vigente. Incluye los recursos provenientes de las existencias del tesoro no comprometidas al 31 de diciembre del ejercicio fiscal anterior. También contempla los ingresos correspondientes a operaciones diversas y los reintegros de fondos provenientes de bonos de exportación.	**3.01.00.00.00 INGRESOS EXTRAORDINARIOS** Ingresos **producidos de manera eventual**, originados en operaciones de crédito público, venta de activos propiedad del estado y cualquier otro de carácter **ocasional aunque su vigencia comprenda varios ejercicios económicos financieros**, de acuerdo a lo dispuesto en el ordenamiento legal vigente. Incluye los recursos provenientes de las existencias del tesoro no comprometidas al 31 de diciembre del ejercicio fiscal anterior. También contempla los ingresos correspondientes a operaciones diversas y los reintegros de fondos provenientes de bonos de exportación.
3.05.01.03.08 Transferencias corrientes internas del Poder Estadal Recursos que perciben los organismos del sector público, de **los estados y Distrito Capital**, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes y servicios. Se incluyen las aportaciones financieras que percibe el Área Metropolitana de Caracas, del Distrito Capital y del Estado Miranda, de conformidad con lo dispuesto en la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas.	**3.05.01.03.08 Transferencias corrientes internas del Poder Estadal** Recursos que perciben los organismos del sector público, de **las entidades federales**, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes y servicios. Se incluyen las aportaciones financieras que percibe el Área Metropolitana de Caracas, del Distrito Capital y del Estado Miranda, de conformidad con lo dispuesto en la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas.
3.05.01.04.08 Donaciones corrientes internas del Poder Estadal Recursos que perciben los organismos del sector público, provenientes de donativos de **los estados y del Distrito Capital**, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.	**3.05.01.04.08 Donaciones corrientes internas del Poder Estadal** Recursos que perciben los organismos del sector público, provenientes de donativos de **las entidades federales**, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.
3.05.02.03.08 Transferencias de capital internas del Poder Estadal Recursos que perciben los organismos del sector público de **los estados y del Distrito Capital**, destinados a financiar gastos de capital que no suponen la contraprestación de bienes y servicios.	**3.05.02.03.08 Transferencias de capital internas del Poder Estadal** Recursos que perciben los organismos del sector público de **las entidades federales**, destinados a financiar gastos de capital que no suponen la contraprestación de bienes y servicios.

Donde Dice:	Debe Decir:
Se incluyen las aportaciones financieras que percibe el Área Metropolitana de Caracas, del Distrito Capital y del Estado Miranda, de conformidad con lo dispuesto en la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas.	Se incluyen las aportaciones financieras que percibe el Área Metropolitana de Caracas, del Distrito Capital y del Estado Miranda, de conformidad con lo dispuesto en la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas.
3.05.02.04.08 Donaciones de capital internas del Poder Estadal Recursos que perciben los organismos del sector público, provenientes de donativos de **los estados y del Distrito Capital**, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.	**3.05.02.04.08 Donaciones de capital internas del Poder Estadal** Recursos que perciben los organismos del sector público, provenientes de donativos de **las entidades federales**, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.
3.05.06.00.00 Asignaciones Económicas Especiales (LAEE) Ingresos que perciben **los estados, el Distrito Capital**, los municipios y otras formas de gobierno municipal, de conformidad con lo dispuesto en la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.	**3.05.06.00.00 Asignaciones Económicas Especiales (LAEE)** Ingresos que perciben **las entidades federales**, los municipios y otras formas de gobierno municipal, de conformidad con lo dispuesto en la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.
3.05.06.01.00 Asignaciones Económicas Especiales (LAEE) Estadal Ingresos que perciben **los estados y el Distrito Capital** de conformidad con lo dispuesto en la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.	**3.05.06.01.00 Asignaciones Económicas Especiales (LAEE) Estadal** Ingresos que perciben **las entidades federales** de conformidad con lo dispuesto en la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.
3.05.08.01.00 Fondo de Compensación Interterritorial Estadal Ingresos provenientes del Fondo de Compensación Interterritorial, recibidos de acuerdo a lo establecido en la Ley Orgánica que crea dicho fondo y su Reglamento, destinados al financiamiento de inversiones públicas para promover el desarrollo equilibrado de **los estados y el Distrito Capital**, así como la cooperación y complementación de políticas, y la dotación de bienes y servicios esenciales.	**3.05.08.01.00 Fondo de Compensación Interterritorial Estadal** Ingresos provenientes del Fondo de Compensación Interterritorial, recibidos de acuerdo a lo establecido en la Ley Orgánica que crea dicho fondo y su Reglamento, destinados al financiamiento de inversiones públicas para promover el desarrollo equilibrado de **las entidades federales**, así como la cooperación y complementación de políticas, y la dotación de bienes y servicios esenciales.

Donde Dice:	Debe Decir:
3.05.09.00.00 Aportes del Sector Público al Poder Estadal y al Poder Municipal por transferencia de servicios Aportes que perciben **los estados, el Distrito Capital**, los municipios y otras formas de gobierno municipal del Sector Público, originados por la transferencia de servicios, de conformidad con lo estipulado en la Constitución de la República Bolivariana de Venezuela, Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público y la Ley Orgánica del Poder Público Municipal.	**3.05.09.00.00 Aportes del Sector Público al Poder Estadal y al Poder Municipal por transferencia de servicios** Aportes que perciben **las entidades federales**, los municipios y otras formas de gobierno municipal del Sector Público, originados por la transferencia de servicios, de conformidad con lo estipulado en la Constitución de la República Bolivariana de Venezuela, Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público y la Ley Orgánica del Poder Público Municipal.
3.05.09.01.00 Aportes del Sector Público al Poder Estadal por transferencia de servicios Ingresos que perciben **los estados y el Distrito Capital**, originados por la transferencia de servicios, de conformidad con lo establecido en la Constitución de la República Bolivariana de Venezuela y en la Ley de Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público.	**3.05.09.01.00 Aportes del Sector Público al Poder Estadal por transferencia de servicios** Ingresos que perciben **las entidades federales**, originados por la transferencia de servicios, de conformidad con lo establecido en la Constitución de la República Bolivariana de Venezuela y en la Ley de Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público.
3.12.02.05.00 Incremento de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Habitacional Recursos provenientes del incremento de la cuenta aportes patronales y retenciones laborales por pagar al Fondo de Ahorro **Habitacional**, siendo el saldo final mayor que el inicial en el período correspondiente. La partida aportes patronales y retenciones laborales por pagar al Fondo de Ahorro **Habitacional** representa los montos que, al cierre del ejercicio, adeuda la institución por concepto de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro **Habitacional**. Comprende el monto del aporte patronal y/o de la retención laboral, según corresponda.	**3.12.02.05.00 Incremento de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Obligatorio para la Vivienda (FAOV)** Recursos provenientes del incremento de la cuenta aportes patronales y retenciones laborales por pagar al Fondo de Ahorro **Obligatorio para la Vivienda (FAOV)**, siendo el saldo final mayor que el inicial en el período correspondiente. La partida aportes patronales y retenciones laborales por pagar al Fondo de Ahorro **Obligatorio para la Vivienda (FAOV)** representa los montos que, al cierre del ejercicio, adeuda la institución por concepto de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro **Obligatorio para la Vivienda (FAOV)**. Comprende el monto del aporte patronal y/o de la retención laboral, según corresponda.

EGRESOS:

Donde Dice:	Debe Decir:
4.01.03.09.00 Primas por antigüedad a empleados Retribución adicional que se otorga al personal empleado en función de los años de servicios prestados en la **institución**.	**4.01.03.09.00 Primas por antigüedad a empleados** Retribución adicional que se otorga al personal empleado en función de los años de servicios prestados en la **Administración Pública**.
4.01.03.21.00 Primas por antigüedad obreros Retribución adicional que se otorga al personal obrero en función de los años de servicios prestados en la **institución**.	**4.01.03.21.00 Primas por antigüedad a obreros** Retribución adicional que se otorga al personal obrero en función de los años de servicios prestados en la **Administración Pública.**
4.01.03.28.00 Primas por antigüedad al personal militar Retribución adicional que se otorga al personal militar en función de los años de servicios prestados en la **institución**.	**4.01.03.28.00 Primas por antigüedad al personal militar** Retribución adicional que se otorga al personal militar en función de los años de servicios prestados en la **Administración Pública**.
4.01.03.41.00 Primas por antigüedad al personal contratado Retribución adicional que se otorga al personal contratado, en función de los años de servicios prestados en la **institución**.	**4.01.03.41.00 Primas por antigüedad al personal contratado** Retribución adicional que se otorga al personal contratado, en función de los años de servicios prestados en la **Administración Pública**.
4.01.06.05.00 Aporte patronal al Fondo de Ahorro Habitacional por empleados	**4.01.06.05.00 Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados**
4.01.06.13.00 Aporte patronal al Fondo de Ahorro Habitacional por obreros	**4.01.06.13.00 Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros**
4.01.06.19.00 Aporte patronal al Fondo de Ahorro Habitacional por personal militar	**4.01.06.19.00 Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal militar**
4.01.06.26.00 Aporte patronal al Fondo de Ahorro Habitacional por personal contratado	**4.01.06.26.00 Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado**
4.01.06.34.00 Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	**4.01.06.34.00 Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular**
4.01.06.42.00 Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	**4.01.06.42.00 Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección**

Donde Dice:	Debe Decir:
4.01.08.00.00 <u>Prestaciones sociales e indemnizaciones</u> Se corresponde con las previsiones para cancelar las prestaciones sociales, indemnizaciones, remuneraciones a restituir y demás beneficios derivados de la relación de trabajo por empleados, obreros, contratados y personal militar, así como los intereses, correspondientes al ejercicio económico - financiero. Se incluyen, cuando sea el caso, iguales conceptos para los funcionarios electos de los órganos legislativos nacional y estadal, cuando corresponda. Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo, **excepto lo establecido en el artículo 659 de la Ley Orgánica del Trabajo, los cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales.** Cuando corresponda a prestaciones sociales adeudadas hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo". En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.	**4.01.08.00.00 <u>Prestaciones sociales e indemnizaciones</u>** Se corresponde con las previsiones para cancelar las prestaciones sociales, indemnizaciones, remuneraciones a restituir y demás beneficios derivados de la relación de trabajo por empleados, obreros, contratados y personal militar, así como los intereses, correspondientes al ejercicio económico - financiero. Se incluyen, cuando sea el caso, iguales conceptos para los funcionarios electos de los órganos legislativos nacional y estadal, cuando corresponda. Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo. Cuando corresponda a prestaciones sociales adeudadas hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo, **los Trabajadores y las Trabajadoras".** En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.
4.01.08.01.00 Prestaciones sociales e indemnizaciones a empleados Previsión para atender los derechos exigibles de los empleados, con motivo y al término de la relación de empleo o de trabajo. Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de	**4.01.08.01.00 Prestaciones sociales e indemnizaciones a empleados** Previsión para atender los derechos exigibles de los empleados, con motivo y al término de la relación de empleo o de trabajo. Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de

Donde Dice:	Debe Decir:
trabajo, **excepto lo establecido en el artículo 659 de la Ley Orgánica del Trabajo, los cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales.**	trabajo.
Cuando corresponda a prestaciones sociales adeudadas hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo".	Cuando corresponda a prestaciones sociales adeudadas hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo, **los Trabajadores y las Trabajadoras".**
En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.	En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.
4.01.08.02.00 Prestaciones sociales e indemnizaciones a obreros	**4.01.08.02.00 Prestaciones sociales e indemnizaciones a obreros**
Previsión para atender los derechos exigibles de los obreros, con motivo y al término de la relación de trabajo.	Previsión para atender los derechos exigibles de los obreros, con motivo y al término de la relación de trabajo.
Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo, **excepto lo establecido en el artículo 659 de la Ley Orgánica del Trabajo, los cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales.**	Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo.
Cuando corresponda a prestaciones sociales adeudadas hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo".	Cuando corresponda a prestaciones sociales adeudadas hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo, **los Trabajadores y las Trabajadoras".**
En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.	En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.

Donde Dice:	Debe Decir:
4.01.08.06.00 Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular Previsión para atender los derechos exigibles de los altos funcionarios y altas funcionarias del poder público y de elección popular, con motivo y al término de la relación de empleo o de trabajo. Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo, **excepto lo establecido en el artículo 659 de la Ley Orgánica del Trabajo, los cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales.** Cuando corresponda a prestaciones sociales adeudadas hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo". En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.	**4.01.08.06.00 Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular** Previsión para atender los derechos exigibles de los altos funcionarios y altas funcionarias del poder público y de elección popular, con motivo y al término de la relación de empleo o de trabajo. Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo. Cuando corresponda a prestaciones sociales adeudadas hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo, **los Trabajadores y las Trabajadoras".** En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.
4.01.08.07.00 Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección Previsión para atender los derechos exigibles del personal de alto nivel y de dirección, con motivo y al término de la relación de empleo o de trabajo. Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo, **excepto lo establecido en el artículo 659 de la Ley Orgánica del Trabajo, los**	**4.01.08.07.00 Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección** Previsión para atender los derechos exigibles del personal de alto nivel y de dirección, con motivo y al término de la relación de empleo o de trabajo. Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo.

Donde Dice:	Debe Decir:
cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales. Cuando corresponda a prestaciones sociales adeudadas hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo". En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.	Cuando corresponda a prestaciones sociales adeudadas hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo, **los Trabajadores y las Trabajadoras".** En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.
4.02.00.00.00 MATERIALES, SUMINISTROS Y MERCANCÍAS Artículos considerados como "Materiales de Consumo", es decir, aquellos que reúnan una o más de las siguientes condiciones: a) Tienen un período corto de uso y durabilidad, generalmente no mayor de un año, por cuanto tienden a desaparecer al primer uso, muestran un rápido desgaste o deterioro y experimentan una pérdida posterior, frecuente e inevitable. b) Pierden sus características de identidad al ser aplicados o transformados en otros, tal es el caso de los artículos que al colocarlos, agregarlos, aplicarlos a otros o al transformarlos desaparecen como unidad o materia independiente; así como el de los materiales de construcción y el de los cauchos, baterías y similares, que al colocarlos forman parte del vehículo. c) Materiales y suministros cuyo costo unitario relativamente bajo, no cumplen con las características definidas anteriormente. Se imputan por esta partida la adquisición de las mercancías que se destinan para la comercialización o venta en el curso ordinario del negocio.	**4.02.00.00.00 MATERIALES, SUMINISTROS Y MERCANCÍAS** Artículos considerados como "Materiales de Consumo", es decir, aquellos que reúnan una o más de las siguientes condiciones: a) Tienen un período corto de uso y durabilidad, generalmente no mayor de un año, por cuanto tienden a desaparecer al primer uso, muestran un rápido desgaste o deterioro y experimentan una pérdida posterior, frecuente e inevitable. b) Pierden sus características de identidad al ser aplicados o transformados en otros, tal es el caso de los artículos que al colocarlos, agregarlos, aplicarlos a otros o al transformarlos desaparecen como unidad o materia independiente; así como el de los materiales de construcción y el de los cauchos, baterías y similares, que al colocarlos forman parte del vehículo. c) Materiales y suministros cuyo costo unitario relativamente bajo, no cumplen con las características definidas anteriormente. Se imputan por esta partida la adquisición de las mercancías que se destinan para la comercialización o venta en el curso ordinario del negocio.

Donde Dice:	Debe Decir:
	La adquisición de materiales, suministros y mercancías que se adquieren para ser donados, se imputa por las correspondientes sub-partidas de las específicas 4.07.01.02.00 "Donaciones corrientes internas al sector privado" y 4.07.01.04.00 "Donaciones corrientes internas al sector público".
El impuesto al valor agregado (IVA) aplicable a la adquisición de materiales, suministros y mercancías, se imputa por la genérica 4.03.18.01.00 "Impuesto al valor agregado". Las asignaciones para la adquisición de materiales, suministros y mercancías, considerados por la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal como gastos destinados a la defensa y seguridad del Estado se imputan por la partida 4.06.00.00.00 "Gastos de defensa y seguridad del Estado".	El impuesto al valor agregado (IVA) aplicable a la adquisición de materiales, suministros y mercancías, se imputa por la genérica 4.03.18.01.00 "Impuesto al valor agregado". Las asignaciones para la adquisición de materiales, suministros y mercancías, considerados por la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal como gastos destinados a la defensa y seguridad del Estado se imputan por la partida 4.06.00.00.00 "Gastos de defensa y seguridad del Estado".
4.02.08.05.00 Materiales de orden público, seguridad y defensa Artículos que se emplean para fines bélicos, a objeto de garantizar el resultado de las operaciones defensivas y ofensivas; y los utilizados para salvaguardar y mantener el orden público y la seguridad, tales como: balas, bombas lacrimógenas, cascos, municiones, cartuchos, granadas, herramientas de campaña, peinillas, perdigones y demás materiales utilizados con el mismo fin. Igualmente se imputan por esta específica los artículos de seguridad que se adquieran para la custodia y el resguardo de personas.	**4.02.08.05.00 Materiales de orden público, seguridad y defensa** Artículos que se emplean para fines bélicos, a objeto de garantizar el resultado de las operaciones defensivas y ofensivas; y los utilizados para salvaguardar y mantener el orden público y la seguridad, tales como: balas, bombas lacrimógenas, cascos, municiones, cartuchos, granadas, herramientas de campaña, peinillas, perdigones y demás materiales utilizados con el mismo fin. Igualmente se imputan por esta específica los artículos de seguridad que se adquieran para la custodia y el resguardo de personas, **así como el material de instrucción utilizado en las prácticas y simulacros, que permita la formación y capacitación integral del individuo.**
4.03.00.00.00 SERVICIOS NOPERSONALES Servicios prestados por personas jurídicas, tanto para realizar acciones jurídicas, administrativas o de índole similar, como para mantener los bienes de la institución en condiciones normales de funcionamiento. Incluye alquileres de	4.03.00.00.00 SERVICIOS NO PERSONALES Servicios prestados por personas jurídicas, tanto para realizar acciones jurídicas, administrativas o de índole similar, como para mantener los bienes de la institución en condiciones normales de funcionamiento. Incluye alquileres de

Donde Dice:	Debe Decir:
inmuebles y equipos; derechos sobre bienes intangibles; servicios básicos; servicio de administración, vigilancia y mantenimiento de los servicios básicos; servicios de transporte y almacenaje; servicios de información, impresión y relaciones públicas; primas y otros gastos de seguro y comisiones bancarias; viáticos y pasajes; servicios profesionales y técnicos; servicios para la elaboración y suministros de comida; conservación y reparaciones menores de maquinarias y equipos; conservación y reparaciones menores de obras; servicios de construcciones temporales; servicios de construcción de edificios para la venta; impuestos indirectos y otros servicios. Las remuneraciones acordadas por la contratación de personas naturales para realizar trabajos eventuales se imputan por la específica 4.01.01.18.00 "Remuneraciones al personal contratado", con excepción de los utilizados en la específica 4.03.07.03.00 "Relaciones sociales". Las asignaciones para los servicios no personales considerados por la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal como gastos destinados a la defensa y seguridad del Estado, se imputan por la partida 4.06.00.00.00. Se incluyen en esta partida, los servicios prestados por personas naturales relacionados con los servicios de alquileres, viáticos y pasajes. El impuesto al valor agregado (IVA) aplicable a la contratación de los servicios, se imputa por la específica 4.03.18.01.00 "Impuesto al valor agregado".	inmuebles y equipos; derechos sobre bienes intangibles; servicios básicos; servicio de administración, vigilancia y mantenimiento de los servicios básicos; servicios de transporte y almacenaje; servicios de información, impresión y relaciones públicas; primas y otros gastos de seguro y comisiones bancarias; viáticos y pasajes; servicios profesionales y técnicos; servicios para la elaboración y suministros de comida; conservación y reparaciones menores de maquinarias y equipos; conservación y reparaciones menores de obras; servicios de construcciones temporales; servicios de construcción de edificios para la venta; impuestos indirectos y otros servicios. Las remuneraciones acordadas por la contratación de personas naturales para realizar trabajos eventuales se imputan por la específica 4.01.01.18.00 "Remuneraciones al personal contratado", con excepción de los utilizados en la específica 4.03.07.03.00 "Relaciones sociales". Las asignaciones para los servicios no personales considerados por la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal como gastos destinados a la defensa y seguridad del Estado, se imputan por la partida 4.06.00.00.00. Se incluyen en esta partida, los servicios prestados por personas naturales relacionados con los servicios de alquileres, viáticos y pasajes. El impuesto al valor agregado (IVA) aplicable a la contratación de los servicios, se imputa por la específica 4.03.18.01.00 "Impuesto al valor agregado". **Los servicios que se contratan para ser donados, se imputan por las correspondientes sub-partidas de las específicas 4.07.01.02.00 "Donaciones corrientes internas al sector privado" y 4.07.01.04.00 "Donaciones corrientes internas al sector público".**

Donde Dice:	Debe Decir:
4.03.07.03.00 Relaciones sociales Servicios prestados por **particulares** relacionados con actividades sociales, tales como: servicios de hoteles, restaurantes, agencias de festejos y el suministro de comidas y bebidas para recepciones, homenajes, agasajos y similares. En el caso en que los alimentos y bebidas sean adquiridos directamente por el organismo se imputa por la específica 4.02.01.01.00 "Alimentos y bebidas para personas".	**4.03.07.03.00 Relaciones sociales** Servicios prestados por **personas jurídicas** relacionados con actividades sociales, tales como: servicios de hoteles, restaurantes, agencias de festejos y el suministro de comidas y bebidas para recepciones, homenajes, agasajos y similares. En el caso en que los alimentos y bebidas sean adquiridos directamente por el organismo se imputa por la específica 4.02.01.01.00 "Alimentos y bebidas para personas".
4.03.07.04.00 Avisos Espacios en los medios de comunicación (radio, televisión, periódicos, revistas) fundamentales para el adecuado funcionamiento del organismo, tales como: avisos para solicitud de personal, llamado a licitaciones y otorgamiento de buena pro, avisos sobre el estado de vías, sobre reglamentaciones y normas que deben ser cumplidas por la colectividad y otros avisos. Asimismo, se incluirán todos aquellos anuncios o comunicaciones para la colectividad sobre determinados servicios solicitados o prestados por el organismo que contribuyan a la formación de una conciencia ciudadana.	**4.03.07.04.00 Avisos** Espacios **contratados con personas jurídicas prestadoras de servicios de comunicación social a través de medios como radio, televisión, prensa y revistas, Internet, avisos publicitarios y otros similares,** fundamentales para el adecuado funcionamiento del **órgano o ente**, tales como: avisos para solicitud de personal, llamado a licitaciones y otorgamiento de buena pro, avisos sobre el estado de vías, sobre reglamentaciones y normas que deben ser cumplidas por la colectividad y otros avisos. Asimismo, se incluirán todos aquellos anuncios o comunicaciones para la colectividad sobre determinados servicios solicitados o prestados por el organismo que contribuyan a la formación de una conciencia ciudadana.
4.07.01.03.10 Transferencias corrientes al Poder Estadal Aportaciones especiales que realizan los organismos del sector público a **los estados y al Distrito Capital**, para contribuir parcialmente, a que éstas atiendan sus gastos de funcionamiento y la prestación de servicios de carácter social. Incluye las transferencias que se otorgan a las entidades federales para el pago de su deuda.	**4.07.01.03.10 Transferencias corrientes al Poder Estadal** Aportaciones especiales que realizan los organismos del sector público a **las entidades federales**, para contribuir parcialmente, a que éstas atiendan sus gastos de funcionamiento y la prestación de servicios de carácter social. Incluye las transferencias que se otorgan a las entidades federales para el pago de su deuda.

Donde Dice:	Debe Decir:
4.07.01.04.08 Donaciones corrientes al Poder Estadal Donaciones en especie que efectúan los organismos del sector público a **los estados y Distrito Capital**, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros que se donen al receptor.	**4.07.01.04.08 Donaciones corrientes al Poder Estadal** Donaciones en especie que efectúan los organismos del sector público a **las entidades federales**, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros que se donen al receptor.
4.07.03.03.08 Transferencias de capital al Poder Estadal Aportaciones para gastos de capital que efectúan los organismos del sector público a **los estados y Distrito Capital**, con el fin de proporcionar el financiamiento, total o parcial de la respectiva inversión real, en virtud de lo establecido en la Constitución de la República Bolivariana de Venezuela, leyes, normas o por políticas gubernamentales vigentes.	**4.07.03.03.08 Transferencias de capital al Poder Estadal** Aportaciones para gastos de capital que efectúan los organismos del sector público a **las entidades federales**, con el fin de proporcionar el financiamiento, total o parcial de la respectiva inversión real, en virtud de lo establecido en la Constitución de la República Bolivariana de Venezuela, leyes, normas o por políticas gubernamentales vigentes.
4.07.03.04.08 Donaciones de capital al Poder Estadal Donaciones en especie que otorgan los organismos del sector público a **los estados y el Distrito Capital**, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros, que se donen al receptor, y que incrementan su patrimonio.	**4.07.03.04.08 Donaciones de capital al Poder Estadal** Donaciones en especie que otorgan los organismos del sector público a **las entidades federales**, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros, que se donen al receptor, y que incrementan su patrimonio.
4.07.08.00.00 <u>Asignaciones Económicas Especiales (LAEE)</u> Aportaciones que efectúa el Poder Nacional a **los estados y el Distrito Capital**, y éstas a los municipios y otras formas de gobierno municipal, de conformidad con la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.	**4.07.08.00.00 <u>Asignaciones Económicas Especiales (LAEE)</u>** Aportaciones que efectúa el Poder Nacional a **las entidades federales**, y éstas a los municipios y otras formas de gobierno municipal, de conformidad con la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.
4.07.08.01.00 Asignaciones Económicas Especiales (LAEE) Estadal Aportaciones que efectúa el Poder Nacional a **los estados y el Distrito Capital**, de conformidad con la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.	**4.07.08.01.00 Asignaciones Económicas Especiales (LAEE) Estadal** Aportaciones que efectúa el Poder Nacional a **las entidades federales**, de conformidad con la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.

Donde Dice:	Debe Decir:
4.07.08.02.00 Asignaciones Económicas Especiales (LAEE) Estadal a Municipal Aportaciones que efectúan **los estados y el Distrito Capital** a los municipios y otras formas de Gobierno Municipal, de conformidad con la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.	**4.07.08.02.00 Asignaciones Económicas Especiales (LAEE) Estadal a Municipal** Aportaciones que efectúan **las entidades federales** a los municipios y otras formas de Gobierno Municipal, de conformidad con la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.
4.07.08.03.00 Asignaciones Económicas Especiales (LAEE) Municipal Aportaciones que efectúa el Poder Nacional a los municipios, de conformidad con lo dispuesto en la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.	**4.07.08.03.00 Asignaciones Económicas Especiales (LAEE) Municipal** Aportaciones que efectúa el Poder Nacional a los municipios **y a otras formas de gobierno municipal**, de conformidad con lo dispuesto en la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.
4.07.09.00.00 Aportes al Poder Estadal y al Poder Municipal por transferencia de servicios Aportaciones que efectúa el Poder Nacional a **los estados, Distrito Capital**, municipios y otras formas de gobierno municipal, de conformidad con lo previsto en la Constitución y en la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público.	**4.07.09.00.00 Aportes al Poder Estadal y al Poder Municipal por transferencia de servicios** Aportaciones que efectúa el Poder Nacional a **las entidades federales**, municipios y otras formas de gobierno municipal, de conformidad con lo previsto en la Constitución y en la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público.
4.07.09.01.00 Aportes al Poder Estadal por transferencia de servicios Aportaciones que efectúa el Poder Nacional a **los estados y al Distrito Capital**, de conformidad con lo previsto en la Constitución y en la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público.	**4.07.09.01.00 Aportes al Poder Estadal por transferencia de servicios** Aportaciones que efectúa el Poder Nacional a **las entidades federales**, de conformidad con lo previsto en la Constitución y en la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público.

Donde Dice:	Debe Decir:
4.07.11.01.00 Fondo de Compensación Interterritorial Estadal Aportaciones que efectúa el Poder Nacional a **los estados y el Distrito Capital** para financiar las inversiones públicas, de conformidad con lo previsto en la Constitución de la República Bolivariana de Venezuela, en la Ley Orgánica que crea a dicho Fondo y su Reglamento.	**4.07.11.01.00 Fondo de Compensación Interterritorial Estadal** Aportaciones que efectúa el Poder Nacional a **las entidades federales** para financiar las inversiones públicas, de conformidad con lo previsto en la Constitución de la República Bolivariana de Venezuela, en la Ley Orgánica que crea a dicho Fondo y su Reglamento.
4.09.09.02.00 Fondo de apoyo al trabajador y su grupo familiar de los Estados y Municipios Comprende por esta específica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas a **los Estados y** Municipios, para financiar el apoyo al trabajador y su grupo familiar, como compensación por efecto de la política aplicada, durante el ejercicio fiscal.	**4.09.09.02.00 Fondo de apoyo al trabajador y su grupo familiar de las Entidades Federales, los Municipios y otras formas de gobierno municipal** Comprende por esta específica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas a **las Entidades Federales, los** Municipios **y otras formas de gobierno municipal**, para financiar el apoyo al trabajador y su grupo familiar, como compensación por efecto de la política aplicada, durante el ejercicio fiscal.
4.09.15.00.00 Fondo para atender compromisos generados de la Ley Orgánica del Trabajo Se imputan por esta genérica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender los compromisos previstos en la Ley Orgánica del Trabajo del ejercicio vigente.	**4.09.15.00.00 Fondo para atender compromisos generados de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras** Se imputan por esta genérica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender los compromisos previstos en la Ley Orgánica del Trabajo, **los Trabajadores y las Trabajadoras** del ejercicio vigente.
4.09.15.01.00 Fondo para atender compromisos generados de la Ley Orgánica del Trabajo Se imputan por esta específica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender los compromisos previstos en la Ley Orgánica del Trabajo del ejercicio vigente.	**4.09.15.01.00 Fondo para atender compromisos generados de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras** Se imputan por esta específica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender los compromisos previstos en la Ley Orgánica del Trabajo, **los Trabajadores y las Trabajadoras** del ejercicio vigente.

Donde Dice:	Debe Decir:
4.11.02.05.00 Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Habitacional Aplicación financiera que surge por la variación entre el saldo final y el inicial de la cuenta Aportes Patronales y Retenciones Laborales por Pagar al Fondo de Ahorro **Habitacional**, cuando el saldo final es menor que el saldo inicial, en el período correspondiente. La cuenta representa el monto de las obligaciones legales contraídas por el organismo público con el Fondo de Ahorro **Habitacional**, que se derivan de los gastos destinados a financiar la seguridad social del personal y sus familiares. Incluye las retenciones cuya cancelación se debe realizar durante el ejercicio económico-financiero.	**4.11.02.05.00 Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Obligatorio para la Vivienda** Aplicación financiera que surge por la variación entre el saldo final y el inicial de la cuenta Aportes Patronales y Retenciones Laborales por Pagar al Fondo de Ahorro **Obligatorio para la Vivienda**, cuando el saldo final es menor que el saldo inicial, en el período correspondiente. La cuenta representa el monto de las obligaciones legales contraídas por el organismo público con el Fondo de Ahorro **Obligatorio para la Vivienda**, que se derivan de los gastos destinados a financiar la seguridad social del personal y sus familiares. Incluye las retenciones cuya cancelación se debe realizar durante el ejercicio económico-financiero.
4.11.11.05.00 Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo Asignaciones destinadas a la cancelación de las obligaciones pendientes de pago, por prestaciones de antigüedad originadas por la aplicación **del nuevo régimen** de la Ley Orgánica del Trabajo.	**4.11.11.05.00 Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras** Asignaciones destinadas a la cancelación de las obligaciones pendientes de pago, por prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo, **los Trabajadores y las Trabajadoras.**

Notas:

1.- Las modificaciones realizadas al Clasificador Presupuestario de Recursos y Egresos, relacionadas con la apertura de nuevos códigos, son publicadas en Gaceta Oficial.

2.- Las modificaciones realizadas en las descripciones de los códigos es potestad de la Oficina Nacional de Presupuesto (Onapre).

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Folder: Venezuela Budget 2013\Venezuela Budget 2013\ONAPRE 2013\f) Instructivos

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Filename: Instructivo N° 19.pdf

Gobierno Bolivariano de Venezuela

Ministerio del Poder Popular de Planificación y Finanzas

Ministerio del Poder Popular para la Educación Universitaria

Oficina Nacional de Presupuesto (ONAPRE)

Oficina de Planificación del Sector Universitario (OPSU)

Venezuela AHORA ES DE TODOS

INSTRUCTIVO N° 19

Formulación de los Presupuestos de Ingresos y Gastos de las Instituciones de Educación Universitaria

AÑO 2013

INDICE DE CONTENIDO

- Clasificación del Personal por Escala de Sueldos (Forma 1912)
- Clasificación del Personal por Escala de Salarios (Forma 1913)
- Clasificación del Personal Docente y de Investigación por Escala de Sueldos y Tiempo de Dedicación (Forma 1914)
- Personal Jubilado, Pensionado y Asignación a Sobreviviente (Forma 1915)
- Escala del Personal Jubilado (Forma 1916)
- Escala del Personal Pensionado (Forma 1917)
- Remuneraciones y Beneficios Socioeconómicos del Personal Activo y Pasivo (Forma 1918)
- Resumen de los Recursos Humanos (Forma 1919)
- Resumen del Contrato Colectivo (Forma 1920)
- Resumen del Presupuesto por Proyectos y Acciones Centralizadas (Forma 1921)
- Consolidado de Proyectos y Acciones Centralizadas por Partidas de Egresos (Forma 1922)
- Consolidado de Proyectos y Acciones Centralizadas por Fuentes de Financiamiento (Forma 1923)
- Resumen de Créditos por Partidas y Fuentes de Financiamiento (Forma 1924)
- Presupuesto de Ingresos y Fuentes Financieras (Forma 1925
- Presupuesto de Gastos y Aplicaciones Financieras (Forma 1926)
- Relación de Aportes, Transferencias y Donaciones otorgadas al Sector Público (Forma 1927)
- Relación de Subsidios, Transferencias y Donaciones otorgadas al Sector Privado (Forma 1928)
- Relación de Transferencias y Donaciones recibidas del Sector Público (Forma 1929)
- Relación de Transferencias y Donaciones recibidas del Sector Privado (Forma 1930)
- Presupuesto de Divisas (Forma 1931)

2. Información Financiera

- Resumen de Inversiones (Forma 1932)
- Relación de Deudas por Servicios Básicos (Forma 1933)
- Estado de Resultados (Forma 1934)
- Presupuesto de Caja (Forma 1935)
- Balance General (Forma 1936)
- Cuenta Ahorro Inversión Financiamiento (Forma 1937)
- Resumen Serie Estadística (Forma 1938)
- Presupuesto de Gastos por Partidas, Sub-partidas, Genéricas, Específicas y Sub-específicas, a nivel de Proyectos y Acciones Centralizadas (Forma 1939)

Capítulo III. Anexos

1. Procedimiento: Solicitud de Creación de la Acción Centralizada "Otras"
   Formulario: Solicitud de Creación de la Acción Centralizada "Otras"
2. Procedimiento: Solicitud de inclusión de Unidad de Medida en el Sistemas Nueva Etapa y en el Sistema de Presupuesto, para Proyectos y Acciones Específicas
   Formulario: Solicitud de inclusión de Unidad de Medida para proyectos en el Sistemas Nueva Etapa y en el Sistema de Presupuesto
   Formulario: Solicitud de inclusión de Unidad de Medida para Acciones Específicas en el Sistema Nueva Etapa y en el Sistema de Presupuesto

PRESENTACIÓN

La Oficina de Planificación del Sector Universitario (OPSU), en concordancia con lo dispuesto en el Artículo 20, Numeral 8 de la Ley de Universidades, ha elaborado el presente documento el cual contiene los formularios e instructivos que utilizarán las Universidades Nacionales en la elaboración de sus respectivos presupuestos de ingresos y gastos, extensivo a los Institutos y Colegios Universitarios atendiendo a las disposiciones emanadas por el Ministerio del Poder Popular para la Educación Universitaria, con el objetivo de impartir lineamientos homogéneos al conjunto de instituciones que conforman el Sistema de Educación Universitaria.

En tal sentido, la Oficina Nacional de Presupuesto (ONAPRE), como ente rector del sistema presupuestario público en Venezuela, cumpliendo con lo establecido en la Ley Orgánica de la Administración Financiera del Sector Público (LOAFSP) en su artículo 21, numeral 7, ha elaborado conjuntamente con la OPSU, bajo un enfoque metodológico uniforme este documento, el cual contiene las instrucciones, normas y orientaciones que utilizarán las Instituciones de Educación Universitaria, para la formulación de sus presupuestos, de acuerdo a la técnica del presupuesto por Proyectos y Acciones Centralizadas.

El Instructivo en referencia, contiene un conjunto de formularios los cuales, en algunos de ellos, se solicita la información en períodos trimestrales, con la finalidad de facilitar su enlace con la fase de seguimiento de la ejecución presupuestaria.

De esta manera el presente documento tiene como objetivo indicar a las instituciones que conforman el Sistema de Educación Universitaria, las normas, orientaciones y procedimientos bajo un enfoque metodológico uniforme, que permitan formular sus Presupuestos de Ingresos y Gastos, mediante una programación trimestral por ramos y sub-ramos, así como por partidas y sub-

partidas genéricas, específicas y sub-específicas, de conformidad con el marco legal establecido para el Título III de la Ley de Presupuesto, contemplado en la Ley Orgánica de la Administración Financiera del Sector Público (LOAFSP) y el Reglamento N° 01.

El documento esta conformado por una estructura de presentación, que tiene por objeto cumplir con los siguientes aspectos:

1. Armonizar el proceso de formulación presupuestaria de las Universidades Nacionales (Autónomas, Experimentales, Politécnicas, Territoriales y los Institutos y Colegios Universitarios bajo un esquema metodológico uniforme.

2. Obtener la información que servirá de apoyo al análisis y justificación de los créditos presupuestarios.

3. Recabar la información requerida para conformar el documento presupuestario que será incluido en el Título III del Proyecto de Ley de Presupuesto Nacional, el cual se introduce en la Asamblea Nacional antes de los 15 días del mes de octubre de cada año.

4. Hacer seguimiento de la ejecución físico-financiera, haciendo énfasis en los rubros más significativos.

5. Brindar la asistencia técnica que se requiera y aclarar cualquier duda que pueda surgir, con motivo de la interpretación de las normas e instrucciones contenidas en este documento con el propósito de garantizar el proceso de formulación.

6. **La información financiera programada por sub-períodos trimestrales, además de servir como elemento para el seguimiento de la ejecución presupuestaria, será utilizada por la Oficina Nacional de Presupuesto**

(ONAPRE) y la Oficina Nacional del Tesoro (ONT), para fijar las cuotas periódicas de los recursos que serán transferidos por el Ejecutivo Nacional a cada ente.

7. Es conveniente señalar, que la ONAPRE y OPSU prestarán la asistencia técnica requerida y aclararán cualquier duda que pueda surgir con motivo de la interpretación de las normas e instrucciones contenidas en este documento, con el propósito de garantizar una correcta formulación del presupuesto.

CAPÍTULO I

Aspectos Generales del Proceso Presupuestario

1. **Aspectos Conceptuales del Presupuesto por Proyecto y Acciones Centralizadas**
2. **Glosario de Términos**
3. **Marco Legal**
4. **Directrices Generales**
5. **Normas para la Formulación del Presupuesto**
6. **Disposiciones Generales (Para ser aprobadas por el Consejo Universitario o su Equivalente)**

1. ASPECTOS CONCEPTUALES DEL PRESUPUESTO POR PROYECTOS Y ACCIONES CENTRALIZADAS

Presupuesto por Proyectos y Acciones Centralizadas

La técnica de elaboración de Presupuesto por Proyectos y Acciones Centralizadas, se puso en práctica en Venezuela en el año 2006, como un esfuerzo sistemático para mejorar la asignación y distribución de los recursos públicos a los organismos nacionales; mejorar la vinculación del plan y el presupuesto y los procesos de seguimiento y evaluación de la gestión pública. Comprende dos categorías presupuestarias de máximo e igual nivel jerárquico, a saber: Proyecto y Acción Centralizada.

Responde a la necesidad de mejorar la efectividad, eficiencia y transparencia de la Gestión Pública, en función de los objetivos y estrategias del desarrollo de la Nación.

Aspectos Relevantes:

- Proporciona una mejor y mayor vinculación Plan–Presupuesto.
- Simplifica la estructura presupuestaria.
- Permite visualizar y analizar las variables requeridas para la toma de decisión en todas las etapas del proceso presupuestario.
- Facilita la gestión pública en función de las políticas y objetivos estratégicos de la Nación.
- Permite una mejor evaluación y control del presupuesto.
- Concibe al proyecto como el punto focal del proceso presupuestario a fin de satisfacer las necesidades de la colectividad.

Proyecto Presupuestario:

Es la expresión sistematizada de un conjunto delimitado de acciones y recursos que permiten, en un tiempo determinado, el logro de un resultado específico para el cual fue concebido. Este resultado puede estar dirigido a satisfacer las necesidades y demandas de la población o mejorar los procesos y sistemas de trabajo de la Institución o del sector público en su conjunto.

Representará la categoría presupuestaria de mayor nivel en la asignación de los recursos financieros públicos.

Elementos que identifican a un Proyecto:

- Objetivo Específico del Proyecto

  Es la situación objetivo a alcanzar como consecuencia de su ejecución (creación, transformación o mejora de la situación inicial).

- Resultados del Proyecto

  Es el producto, bien o servicio que se materializa con su ejecución.

- Metas del Proyecto

  Es la determinación cualitativa y cuantitativa del bien, servicio o indicador que se espera obtener.

Acciones Centralizadas:

Son aquellas que no es posible definir en términos de proyectos, pero necesarias para garantizar el funcionamiento de las Instituciones Públicas, así como el cumplimiento de otros compromisos del Estado. Sus recursos no son directamente asociables a un único proyecto. Se constituye como una categoría presupuestaria al mismo nivel de los proyectos.

Tanto los proyectos como las acciones centralizadas se desagregan en categorías presupuestarias de menor nivel, denominadas Acciones Específicas:

- Acciones específicas en el proyecto: Son aquellas operaciones concretas, suficientes, medibles y cuantificables anualmente, necesarias para lograr el resultado global esperado del Proyecto. A su vez, cada acción específica concreta un determinado producto (bien o servicio), asociado a la naturaleza de la acción específica.

- Metas de las acciones específicas del proyecto: Es la determinación cualitativa y cuantitativa del bien ó servicio que se entrega con la ejecución de la acción.

- Acciones específicas en la acción centralizada: detallan las actividades que realiza la Institución en pro de su funcionamiento, así como el cumplimiento de otros compromisos del Estado.

Los créditos presupuestarios de las acciones específicas, suman a la categoría presupuestaria de mayor nivel a la cual están asociadas.

Tipo de Acciones Centralizadas:

Acción Centralizada: "Dirección y coordinación de los gastos de los trabajadores"
Permite la administración de los recursos asignados a los gastos de los trabajadores, de conformidad con el ordenamiento jurídico vigente y las convenciones colectivas de trabajo.

Acción Específica: Asignación y control de los recursos para gastos de los trabajadores
Ejecución de los créditos presupuestarios para sufragar los gastos de los trabajadores, adscritos a los órganos o entes de la administración pública.

Imputación presupuestaria:

Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en las partidas 4.01 "Gastos de personal", 4.03 "Servicios no Personales" en lo correspondiente a las específicas: 4.03.10.07.00 "Servicios de capacitación y adiestramiento", 4.03.16.01.00 "Servicios de diversión, esparcimiento y culturales", 4.03.18.01.00 "Impuesto al valor agregado" y 4.03.19.01.00 Comisiones por servicios para cumplir con los beneficios sociales".

Acción Centralizada: "Gestión administrativa"

Son aquellas relacionadas con el funcionamiento institucional, excepto las que corresponden a la Dirección y Coordinación de los Gastos de los Trabajadores. Estas incluyen acciones, entre otras, las transferencias a entes públicos no relacionadas con los proyectos, a instituciones y personas naturales privadas y a organismos internacionales en cumplimiento de los acuerdos suscritos.

Acción Específica: "Apoyo institucional a las acciones específicas de los proyectos del organismo"

Ejecución de los créditos presupuestarios para sufragar los gastos de funcionamiento conformados, entre otros, por la adquisición de bienes y servicios, apoyo jurídico, informático, organización y sistema, reclutamiento y selección de personal, registro y auditoria interna.

Imputación presupuestaria: Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en las partidas: 4.02 "Materiales, suministros y mercancías", 4.03 "Servicios no personales", 4.04 "Activos reales", 4.05 "Activos financieros", 4.07 "Transferencias y donaciones", 4.08 "Otros gastos", 4.11 "Disminución de pasivos" y 4.12 "Disminución de patrimonio".

Acción Específica: "Apoyo institucional al sector privado y al sector externo"
Transferencias de recursos presupuestarios a personas jurídicas y naturales como asistencia económicas para sufragar sus gastos. Así como, cumplir con las obligaciones con organismos internacionales.

Imputación presupuestaria: Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en la partidas: 4.05 "Activos financieros" y 4.07 "Transferencias y donaciones".

Acción Específica: "Apoyo institucional al sector público"
Aportes, donaciones y transferencias de recursos presupuestarios a los Entes Descentralizados de la administración pública, para sufragar sus gastos de funcionamiento no vinculados a los proyectos del ente receptor del aporte.

Imputación presupuestaria: Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General, en las partidas 4.05 "Activos financieros" y 4.07 "Transferencias y donaciones".

Acción Centralizada: "Previsión y protección social"
Son aquellas que permiten la administración de los recursos asignados a los gastos de los pensionados y jubilados, de conformidad con el ordenamiento jurídico vigente y las convenciones colectivas de trabajo.

Acción Específica: "Asignación y control de los recursos para gastos de los pensionados y jubilados"
Ejecución de los créditos presupuestarios para sufragar los gastos de los pensionados y jubilados, adscritos a los órganos o entes de la administración pública.

Imputación Presupuestaria: Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en las partidas 4.07. "Transferencias y donaciones" y 4.03. "Servicios no personales", por la especifica 4.03.18.01.00 "Impuesto al valor agregado", a fin de atender el pago asociado al costo del Bono Alimentario.

Acción Centralizada: "Otras"
Todas aquellas acciones que responden al cumplimiento de la misión y funciones asignadas en la Ley Orgánica de la Administración Pública Nacional y otras disposiciones legales. Así como, aquellas para apoyar las acciones específicas de los proyectos asignados por la autoridad con competencia para ello.

También incluye las relacionadas con las de defensa y seguridad del Estado, cuyos gastos los tipifica la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal.

Acciones Específicas: Las determinadas según el propósito de las acciones centralizadas.

Imputación Presupuestaria: Las que apliquen.

NOTA: Ver Anexo N° 1 "Procedimiento y formulario para la "Solicitud de Creación de la Acción Centralizada Otras"

Acción Centralizada: "Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres"
Su objetivo es la asignación y administración de los recursos para la protección integral a las familias y personas en caso de emergencias o desastres, de conformidad con la Ley

Especial de Refugios Dignos para proteger a la población en caso de emergencias o desastres.

Acción Específica: "Asignación y control de los recursos para la atención de familias y personas en los refugios"
Proteger a la población en caso de emergencias o desastres, mediante las construcciones temporales, habilitación acondicionamiento, organización, atención integral y gestión de los refugios en todo el territorio nacional.

Imputación presupuestaria: Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en las partidas: 4.01 "Gastos de personal", 4.02 "Materiales, suministros y mercancías", 4.03 "Servicios no personales", 4.04 "Activos reales", 4.05 "Activos financieros", 4.07 "Transferencias y donaciones", 4.08 "Otros gastos", 4.11 "Disminución de pasivos" y 4.12 "Disminución de patrimonio".

TIPOS DE PROYECTOS

Proyectos Sociales

Son aquellos cuyos recursos presupuestarios están asignados al logro de un mayor bienestar de la población, expresados a través de la implementación, ampliación y mejoramiento de las redes de acceso a los servicios de salud, asistencia social, seguridad social, educación, cultura, deportes, comunicación, ciencia y tecnología, entre otros.

Se excluyen en esta categoría los proyectos cuyos recursos sean asignados en 100% a Gastos de Capital o Capitalizables, aún cuando los mismos sean destinados al ámbito social.

Proyectos Sociales por Gastos de Capital

Son aquellos cuyos recursos presupuestarios están asignados a la adquisición, construcción, reparaciones o mantenimientos mayores de infraestructuras y equipos, que poseen una vida útil superior a un año y cuyo uso esté enmarcado en la prestación de los servicios de salud, asistencia social, seguridad social, educación, cultura, deporte, comunicación, ciencia y tecnología, entre otros. Se incluyen los recursos asignados para la adquisición de tierras, terrenos y activos intangibles; así como los gastos corrientes capitalizables.

Solo se incluyen en esta categoría los proyectos cuyos recursos sean asignados en 100% a Gastos de Capital o Capitalizables, aún cuando los mismos sean destinados al ámbito social. Los Proyectos Sociales que tengan componentes que puedan ser considerados en ambas categorías, se asociarán a la tipología de "Proyectos Sociales".

Otros Proyectos por Gastos de Capital

Son aquellos cuyos recursos presupuestarios están asignados a la adquisición, construcción, reparaciones o mantenimientos mayores de infraestructuras y equipos, que poseen una vida superior a un año, coadyuvando al logro de los resultados y metas del correspondiente proyecto. Se incluyen las ampliaciones, modificaciones, mantenimiento, reparaciones que prolonguen la vida útil de los bienes. También se incluyen los recursos asignados para la adquisición de tierras, terrenos y activos intangibles.

Se excluyen los recursos asignados para los Proyectos Sociales y para Proyectos de Inversión Militar.

Proyectos de Inversión Militar

Son aquellos cuyos recursos presupuestarios asignados a la adquisición, construcción, reparaciones o mantenimientos mayores de infraestructuras y equipos, que poseen una vida útil superior a un año y su uso es exclusivo del ámbito militar. Se incluyen los

recursos asignados para la adquisición de tierras, terrenos y activos intangibles cuyo uso sea exclusivamente militar.

Se contemplan como Inversiones militares las construcciones, conservaciones o ampliaciones mayores de los fuertes militares, entre otros, así como las compras de armamentos, y equipos mayores para los componentes de la Fuerza Armada Nacional.

Otros Proyectos

Son aquellos cuyos recursos presupuestarios asignados al logro de los resultados y metas del correspondiente proyecto, sean del ámbito productivo, dirección y coordinación superior del estado, entre otras.

Se excluyen en esta categoría los proyectos cuyos recursos sean asignados en 100% a Gastos de Capital o Capitalizables. Igualmente se excluyen, los recursos asignados para los Proyectos Sociales y para Proyectos de Inversión Militar.

2. GLOSARIO DE TÉRMINOS

Este glosario tiene por finalidad definir al lector usuario, los términos presupuestarios más usados en los instructivos de formulación presupuestaria.

Administración Pública: Conjunto de Órganos y Entes que conforman el sector público: La República, Los Estados, El Distrito Metropolitano, Los Distritos, Los Municipios, Los Institutos Autónomos, Las Sociedades Mercantiles donde la República tenga participación igual o mayor al 50%, Las Fundaciones y asociaciones civiles y demás instituciones constituidas con fondos públicos o dirigidas por personas con competencia otorgada por el sector público.

Ahorro: Excedente del ingreso corriente con respecto al gasto corriente. Vincula la cuenta Corriente con la cuenta de capital. Al ahorro se le califica como neo o bruto, según haya sido o no, incluida previamente la depreciación en el cálculo del gasto corriente.

Amortización: son las reducciones graduales de la deuda a través de pagos periódicos sobre el capital recibido en préstamo o recuperación de los fondos invertidos.
En los activos intangibles, refiere a la parte del costo de dicho activo que debe ser absorbido dentro de los gastos de los ejercicios económicos que resulten beneficiados del mismo.

Balance General: Es un estado financiero que muestra los bienes, derechos y obligaciones que tiene una persona jurídica, a una fecha determinada.

Clasificador Internacional Industrial Uniforme (CIIU): Es una norma de referencia elaborada por las Naciones Unidas, con la finalidad de uniformizar criterios de clasificación de todas las actividades económicas a nivel mundial. Las actividades económicas se encuentran clasificadas en divisiones y éstas a su vez se ramifican en otras más detalladas.

Clasificador Presupuestario de Recursos y Egresos: Se constituye en un clasificador de las asignaciones presupuestarias de los distintos conceptos de ingresos, gastos y operaciones financieras , así como el ordenamiento de los datos estadísticos mediante los cuales se resumen, consolidan y organizan las estadísticas presupuestarias con el fin de generar elementos de juicio para la planificación de las políticas económicas y presupuestarias, facilitar el análisis de los efectos económicos y sociales de las actividades del sector público y su impacto en la economía o en sectores particulares de la misma, y hacer posible la formulación y ejecución financiera del presupuesto.

Dentro de sus principales objetivos se encuentran: Identificar y registrar la totalidad de los flujos de origen y aplicación de los recursos financieros. Interrelacionar y presentar la información presupuestaria sobre bases homogéneas y confiables, facilitando la integración de los sistemas de administración financiera del Estado.

Cuenta Ahorro Inversión: Balance de cuentas que presenta la formación de capital (débitos) y los recursos utilizados para su financiamiento (créditos). En sentido amplio este concepto también se usa para designar la metodología que permite mostrar como se forma el ahorro y la inversión y su financiamiento.

Cuenta Corriente: Balance de cuentas que muestra en sus debitos los gastos corrientes y en sus créditos los ingresos corrientes. Su resultado indica el ahorro o desahorro.

Cuenta de Capital: Balance de cuentas que muestra en sus debitos, la formación de capital y en sus créditos, los recursos auto-generados para financiarlos y las transferencia recibidas con ese destino. Su resultado indica el déficit o superávit financieros.

Cuenta de Financiamiento: Balance de cuentas que relaciona los flujos de los activos financieros con los del pasivo financiero. En esta cuenta el superávit o déficit representa la diferencia entre los orígenes (disminución de activos financieros y/o incremento de pasivos) y las aplicaciones (incremento de activos financieros y/o disminución de pasivos).

Déficit Financiero: Se presenta cuando la suma de gastos corrientes más los gastos de capital es superior a la suma de ingresos corrientes más los recursos de capital

Depreciación: es la pérdida de valor contable que sufren los activos fijos por el uso a que se les somete y su función productora de renta. En la medida en que avance el tiempo de servicio, decrece el valor contable de dichos activos.
La depreciación es la disminución en el valor de mercado de un bien, la disminución en el valor de un activo para el ente o la asignación del costo de uso o demérito de un activo a lo largo de su vida útil (duración).

Desahorro: Surge cuando el gasto corriente supera al ingreso corriente de la entidad, nivel institucional, región o sector.

Entes Descentralizados Funcionalmente Sin Fines Empresariales: Organismos del Gobierno que funcionan en forma descentralizada y tienen competencia especial en determinado ámbito jurisdiccional, producen bienes o servicios, generalmente de carácter indivisible y orientados al consumo colectivo y por lo tanto no destinados al mercado, no percibiendo por los mismos un precio o tarifa indemnizatorio de sus costos de producción.

Estados Financieros: Conjunto de reportes contables que revelan información sobre la situación económica y financiera de los entes públicos, entre los cuales destacan el balance general, el estado de resultados, el estado de movimientos de las cuentas del patrimonio y estado de flujo de efectivo.

Estado de Resultados: Es un estado financiero donde se muestran los ingresos y egresos, así como el resultado de las operaciones que realizó una persona jurídica a una fecha determinada.

Fuentes Financieras: Incremento de los pasivos y disminución de los activos de carácter financiero.

Gastos Corrientes: Comprenden: los gastos de consumo u operación, la renta de la propiedad y las transferencias otorgadas a los otros componentes del sistema económico para financiar gastos de esas características.

Gastos de Capital: Comprenden: los gastos directamente destinados a la inversión real o intangible no financiera y las transferencias de capital que se efectúen con ese propósito a los otros componentes del sistema económico.

Gastos de Consumo: Agrupa los rubros de gastos que tienen relación directa con las actividades que realiza la entidad para el cumplimiento de sus objetivos principales.

Ingresos Corrientes: Son los que provienen de los ingresos propios no tributarios y las transferencias recibidas para financiar gastos corrientes, sean ordinarios o extraordinarios.

Ingresos Ordinarios: "Son aquellos ingresos que se producen de manera permanente durante el correspondiente ejercicio económico financiero"; Según Gaceta Oficial N° 39.893 de fecha 28 de marzo de 2012. Art. 7, numeral 5 de la LOAFSP

Ingresos Extraordinarios: "Son aquellos ingresos producidos de manera eventual, aunque su vigencia comprenda varios ejercicios económicos financieros"; Según Gaceta Oficial N° 39.893 de fecha 28 de marzo de 2012. Art. 7, numeral 6 de la LOAFSP

Ingresos de Capital: Recursos provenientes de la venta de activos fijos o intangibles, la disminución de existencias, el incremento de la depreciación acumulada y de otras previsiones y reservas. Así como las transferencias recibidas con el objeto de financiar gastos de capital o aplicaciones financieras. No incluye los recursos provenientes de la disminución de activos financieros y de incrementos de pasivos.

Ingresos Corrientes: Son los que provienen de los ingresos propios tributarios y no tributarios y las transferencias recibidas para financiar gastos corrientes.

Instituciones Públicas Financieras: Entes Descentralizados en los que el Estado posee el cincuenta por ciento (50%) o más de participación accionaría o composición patrimonial, que desarrollan una actividad de intermediación financiera (captación de recursos, otorgamiento y recuperación de préstamos, financiamiento y programas especiales, etc.), sean con carácter empresarial o no.

Objetivo: Es un enunciado cualitativo de carácter general que da idea del resultado que se estima alcanzar en un período determinado.

Objetivo Estratégico: Logros que el Ejecutivo (Nacional, Estadal o Municipal) se propone alcanzar en relación con el desarrollo del país, para atender en un tiempo determinado los problemas o demandas de la sociedad.

Plan: Documento de planificación pública que establece en forma sistemática y coherente las políticas, objetivos, estrategias y metas deseadas, en función de la visión estratégica, incorporando los proyectos, acciones y recursos que se aplicarán para alcanzar los fines establecidos. Ley Orgánica de Planificación Pública y Popular. Gaceta Oficial N° 6.011 Extraordinario, de fecha 21/12/2010.

Planificación: Proceso de formulación de planes y proyectos con vista a su ejecución racional y sistemática, en el marco de un sistema orgánico nacional, que permita la coordinación, cooperación, seguimiento y evaluación de las acciones planificadas, de conformidad con el proyecto nacional plasmado en la Constitución de la República y en el Plan de Desarrollo Económico y Social de la Nación.

Planes Estratégicos: Son aquellos formulados por los órganos y entes del Poder Público y las instancias del Poder Popular, en atención a los objetivos y metas sectoriales e institucionales que le correspondan de conformidad con el Plan de Desarrollo Económico y Social de la Nación.

Plan Estratégico Institucional: Es el instrumento a través del cual cada órgano y ente del Poder Público establece los proyectos, objetivos, metas, acciones y recursos dirigidos a darle concreción a los lineamientos plasmados en el Plan de Desarrollo Económico y Social de la Nación, según las orientaciones y señalamientos de la máxima autoridad jerárquica de la Administración Pública Nacional, Estadal o Municipal, o de los Poderes Legislativos, Judicial, Electoral o Ciudadano al cual corresponda, actuando de conformidad con la Ley.

Plan de Desarrollo Económico y Social de la Nación: Es el instrumento de planificación, mediante el cual se establecen las políticas, objetivos, medidas, metas y acciones dirigidas a darle concreción al proyecto nacional plasmado en la Constitución de la República, a través de la intervención planificada y coordinada de los órganos y entes del Poder Público e instancias del Poder Popular, actuando de conformidad con la misión institucional y competencias correspondientes.

Planes Operativos: Son aquellos formulados por los órganos y entes del Poder Público y las instancias de participación popular, sujetos a la Ley Orgánica Planificación Pública y Popular, con la finalidad de concretar los proyectos, recursos, objetivos y metas trazados en los planes estratégicos. Dichos planes tendrán vigencia durante el ejercicio fiscal, para el cual fueron formulados.

Plan Operativo Anual Nacional: Es aquel que integra los objetivos, metas, proyectos y acciones anuales formuladas por cada órgano y ente de la Administración Pública Nacional, a los fines de la concreción de los resultados y metas previstas en el Plan de Desarrollo Económico y Social de la Nación. El Plan Operativo Anual Nacional sirve de base y justificación para la obtención de los recursos a ser asignados a la Administración Pública Nacional en la Ley de Presupuesto del ejercicio fiscal al cual correspondan, de conformidad con las orientaciones financieras y de disciplina fiscal establecidas por el Ejecutivo Nacional y las disposiciones de la ley que rige sobre la Administración Financiera del Sector Público.

Política Presupuestaria: Se refiere a aquellos aspectos económicos que trascienden la esfera interna del órgano como la satisfacción de las necesidades básicas de la sociedad; en virtud que la existencia de un Órgano se fundamenta en la contribución que hace al logro de los objetivos de la colectividad. Como por ejemplo: La Política de Precios y Abastecimiento, la Política Educativa, entre otras.

Recursos: Totalidad de los medios que se dispone para financiar el presupuesto de una entidad, nivel institucional, región o sector. Están constituidos por la suma de ingresos corrientes, recursos de capital y fuentes de financieras.

Superávit Financiero: Se presenta cuando los ingresos corrientes más los recursos de capital son superiores a los gastos corrientes más los gastos de capital. Indican también el resultado de la cuenta de capital cuando los créditos son mayores a los débitos.

Unidad de Medida: Es la dimensión en la que se expresan las unidades del producto (bien o servicio) asociada a las acciones específicas de un proyecto, o los resultados (impactos) del proyecto, sobre el problema o necesidad que intenta resolver o satisfacer.

Último Año Estimado: Comprende el presupuesto aprobado más las modificaciones autorizadas a la fecha de preparación de la información.

3. MARCO LEGAL

Con el fin de dar a conocer el ordenamiento jurídico por el cual se debe regir la formulación de los presupuestos de las Instituciones de Educación Universitaria, a continuación enumeramos algunos artículos esenciales para este proceso.

Ordenamiento Jurídico	Artículos
Constitución de la República Bolivariana de Venezuela	313 y 315
Ley Orgánica de la Administración Pública (LOAP)	20, 29
Ley Orgánica de la Administración Financiera del Sector Público (LOAFSP)	6, 7, 9, 14, 16, 18, 20, 21, 24, 33, 35, 36, 37, 38, 39, 40, 41 y 42
Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público	2, 3, 4, 5, 6, 7, 8 (Numerales: 2, 4, 8 y 9), 9, 22, 24, 27, 33, 34 y 35
Ley Orgánica de Planificación Pública Popular	44, 45, 52, 53 y 54
Ley de Universidades y su Reglamento	20 (Numerales 7 y 8)
Decreto con Rango, Valor y Fuerza de Ley de Reforma Parcial de la Ley Orgánica de Creación de la Comisión Central de Planificación, publicado en la Gaceta Oficial N° 39.604 del 28 de enero de 2011. Decreto N° 8.006 de fecha 18-01-2011	4, 5, 6, 10, 11, 12
Disposiciones Generales	Ley de Presupuesto Vigente

4. DIRECTRICES GENERALES

El órgano de adscripción deberá suministrarle a sus entes descentralizados funcionalmente sin fines empresariales, conjuntamente con el oficio de asignación de recursos para el año objeto de la formulación, las directrices en materia de Planificación, relacionadas con el ámbito de acción de sus entes adscritos; así como los lineamientos de Política Presupuestaria emanados por la ONAPRE, para su consideración en la fase de Formulación del Presupuesto.

El Presupuesto deberá responder a los criterios de disciplina, calidad, eficiencia, optimización, productividad y racionalización del gasto y estará estrechamente vinculado a los lineamientos de la Comisión Central de Planificación.

<u>Gastos de Personal</u>

Los entes procurarán que los gastos en materia de personal, sean semejantes a los que deben ser ejecutados en el año, incorporando los ajustes de sueldos y salarios acordados en el año precedente. La incorporación de personal por necesidades de servicios, deberá ser cubierta mediante la reasignación de recursos de otras áreas de funcionamiento y a través de una utilización racional del recurso humano disponible.

El proyecto de presupuesto del Ente contendrá toda la información relativa a las Convenciones Colectivas y todo incremento en las escalas de sueldos y salarios deberá estar debidamente aprobados por el Ministerio del Poder Popular de Planificación y Finanzas y contar con las disponibilidades presupuestarias para su implementación.

Los entes deben tomar en consideración en el presente instructivo, las nuevas partidas que se crearon, según el Clasificador Presupuestario de Recursos y Egresos, para la imputación de remuneración, asignación, cualquiera sea su denominación o método de cálculo, tenga o no carácter salarial, siempre que pueda evaluarse en efectivo y que corresponda a los altos funcionarios, altas funcionarias, personal de alto nivel y de

dirección del Poder Público y de elección popular, con ocasión a la prestación de su servicio. **(Ley Orgánica de Emolumentos, Pensiones y Jubilaciones de los Altos Funcionarios y Altas Funcionarias del Poder Público).**

Impuesto al Valor Agregado (IVA)

Se debe prever en el documento presupuestario, las erogaciones que se originen de la aplicación de la Ley de Impuesto al Valor Agregado.

Asignaciones para Proyectos de Infraestructura

En materia de proyectos de infraestructura o construcción de obras, se debe garantizar la continuidad de aquellos que se encuentran en ejecución y el mantenimiento de los existentes.

Derechos de Importación y Servicios Aduaneros del Sector Público

En consideración a la decisión del Ejecutivo Nacional de que todas las Instituciones del Sector Público paguen los derechos y servicios aduaneros que generen sus importaciones, dichos organismos deberán contemplar en sus proyectos de presupuesto los créditos presupuestarios que le permitan cumplir con esta obligación.

Limitaciones en los Gastos Públicos

De acuerdo a lo establecido en el artículo 49 de la Ley Orgánica de la Administración Financiera del Sector Público (LOAFSP), los entes no podrán adquirir compromisos por contratos de obras de servicios ó laborales, que no tengan créditos presupuestarios para cubrirlos. En este sentido, las unidades responsables de la elaboración del presupuesto deberán garantizar que los gastos esenciales de la institución tengan el financiamiento asegurado, a fin de evitar que se generen insuficiencias en la etapa de ejecución del presupuesto.

Gasto Suntuario

En materia de gasto suntuario, todos los órganos y entes de la Administración Pública Nacional deberán acatar lo establecido en el Decreto N° 6.649 publicado en la Gaceta Oficial N° 38.146 de fecha 25 de marzo de 2009.

Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007 – 2013

Las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación: definen de manera explícita los objetivos, estrategias y políticas, en los cuales deberán enmarcarse los proyectos de los órganos y sus entes adscritos, durante el proceso de Formulación del Presupuesto.

Desarrollo de la Nueva Ética Socialista

La Nueva Ética Socialista es la refundación ética y moral de la nación, que hunde sus raíces en la fusión de los valores y principios de lo más avanzado de las corrientes humanistas del socialismo y de la herencia histórica del pensamiento de Simón Bolívar. La Nueva Ética Socialista es la superación de la ética del capital para crear la conciencia revolucionaria bajo una nueva moral colectiva, que sólo puede ser alcanzada mediante la dialéctica de la lucha por la transformación material de la sociedad y el desarrollo de la espiritualidad.

Construcción de la Suprema Felicidad Social

La Suprema Felicidad Social es la visión de largo plazo que tiene como punto de partida la construcción de una estructura social incluyente, formando una nueva sociedad de incluidos, un nuevo modelo social, productivo, socialista, humanista, endógeno, donde todos vivamos en similares condiciones rumbo a lo que decía Simón Bolívar: la suprema felicidad social.

Profundización de la Democracia Protagónica Revolucionaria

Es la expresión genuina y auténtica de la verdadera democracia. Es la soberanía popular que se hace tangible en el ejercicio de la voluntad popular, donde los ciudadanos personificarán y ejercerán siempre los mecanismos sustantivos del poder político, el cual está siempre orientado al bienestar de todos. Los cambios deben estar orientados a la construcción de una comunidad, dejando de lado el individualismo y el egoísmo, en ese sentido el poder debe ser ejercido bajo el sustento moral y colectivo obligando que las acciones de sus asociados estén guiadas por la justicia y por principios de igualdad.

Establecimiento de un Modelo Productivo Socialista

Es el nuevo modelo productivo social orientado hacia la eliminación de la división social del trabajo y su estructura jerárquica actual, que permita la satisfacción de necesidades básicas y no la producción y acumulación de riquezas. El modelo productivo responderá primordialmente a las necesidades humanas y estará menos subordinado a la reproducción de capitales. El Estado conservará el control total de las actividades productivas que sean de valor estratégico para el desarrollo del país y el desarrollo multilateral de las necesidades y capacidades productivas del individuo social.

Construcción de una Nueva Geopolítica Nacional

Es una nueva organización socio territorial del Estado la cual se inscribe en un horizonte temporal de mediano y largo plazos, requiriéndose esfuerzos sostenidos y coherentes de gestión pública, planificación estratégica y movilización de actores políticos y fuerzas sociales con una visión geoestratégica compartida, en función de logar un nuevo sistema económico productivo, diversificado e integrado, tanto funcionalmente como territorialmente, así como la inclusión social bajo regímenes de producción social, cooperativos, asociativos y solidarios donde la participación protagónica y corresponsable asigne las nuevas relaciones de producción cuyos resultados sean acumulables y favorezcan la modificación de nuevos patrones de asentamiento.

Convertir a Venezuela en una Potencia Energética Mundial

El acervo energético del país posibilita una estrategia que combina el uso soberano del recurso con la integración regional y mundial. El petróleo continuará siendo decisivo para la captación de recursos del exterior, la generación de inversiones productivas internas, la satisfacción de las propias necesidades de energía y la consolidación del Modelo Productivo Socialista.

Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

Es la estrategia de conducción multipolar de la política mundial, que se aplica mediante la diversificación de las relaciones políticas, económicas y culturales, para la creación de nuevos bloques de poder atendiendo las particularidades, de acuerdo al establecimiento de áreas de interés geoestratégicas. Contribuir a la construcción de un mundo multipolar y el surgimiento de nuevos polos de poder que representen el quiebre del imperialismo norteamericano, en la búsqueda de la justicia social, la solidaridad y las garantías de paz bajo la profundización del diálogo fraterno entre los pueblos, el respeto de las libertades de pensamiento, religión y autodeterminación de los pueblos.

5. NORMAS PARA LA FORMULACIÓN DEL PRESUPUESTO

Se destacan a continuación los aspectos de carácter fundamental, que deberán tomar en cuenta los entes, en el momento de elaborar el Proyecto de Presupuesto:

a. Los Entes Descentralizados Sin Fines Empresariales, se ajustarán a las formas y/o formularios incluidos en este instructivo, de manera que la información suministrada sea uniforme, completa, fehaciente y adecuada a los fines de su presentación y posterior remisión a la Asamblea Nacional.

b. Los proyectos a ser incorporados en los respectivos presupuestos deben estar registrados en la herramienta Nueva Etapa, que funge como Banco de Proyecto Nacional.

A continuación se señala la normativa a tener en cuenta para el momento de elaborar el proyecto de presupuesto de recursos y egresos.

A. El Presupuesto de recursos deberá contener:

- El aporte correspondiente del Ejecutivo Nacional – Ministerio del Poder Popular para la Educación Universitaria.
- Los recursos provenientes de las actividades propias del Ente.
- Las transferencias provenientes de otros Organismos Públicos y Privados (Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU), Gobernaciones, Alcaldías, Asociaciones Civiles, entre otros).
- Las disponibilidades de activos financieros que se utilizarán en el ejercicio.
- Los recursos provenientes de las operaciones de crédito público, siempre que, para la fecha de elaboración del Proyecto de Presupuesto, las mismas hayan cumplido los requisitos establecidos en la Ley Orgánica de la Administración Financiera del Sector Público (LOAFSP).
- Los incrementos de cuentas y efectos por pagar, de otros pasivos y del patrimonio.
- Cualquier otro aporte que sea procedente según los actos de creación.

B. Los proyectos de presupuesto deberán formularse utilizando el momento del devengado y causado para las transacciones como base contable, bien sea para los ingresos como para los gastos respectivamente.

C. En virtud a que las normas generalmente aceptadas de Contabilidad, los gastos causados y los ingresos devengados, se utilizarán para la preparación de los Estados Financieros (Estado de Resultados, Balance General), así como para el Resumen de Inversiones y Relación de Deudas por Servicios Básicos.

D. Sólo serán registrados para el Presupuesto de Caja, los ingresos como recaudados y/o liquidados y los gastos como pagados.

E. Para el registro de los gastos, se considera un gasto causado cuando nace la obligación de pago del ente a terceros, cuando dichos gastos sean ordenados por proyectos, acciones centralizadas y acciones específicas, a nivel de partidas, genéricas, específicas y sub-específicas.

F. En cuanto a los ingresos se considera devengado, cuando nace el derecho de percibir una contraprestación pecuniaria, en razón de la venta de bienes y servicios o de disposiciones legales.

G. Las Instituciones de Educación Universitaria deberán analizar los instructivos y formas incluidos en el presente documento, a fin de que la información suministrada sea transparente, adecuada y oportuna, según los lapsos de entrega establecidos en la Ley Orgánica de la Administración Financiera del Sector Público (LOAFSP) y su Reglamento N° 1.

H. En todo el proceso presupuestario se utilizará obligatoriamente el Clasificador Presupuestario de Recursos y Egresos; así como el Clasificador Económico de Recursos y Egresos, elaborados por la Oficina Nacional de Presupuesto.

I. El monto del presupuesto de gastos y aplicaciones financieras no podrá exceder al monto de ingresos y fuentes de financiamiento previsto, a fin de cumplir con el Principio de Equilibrio Presupuestario.

J. Es importante destacar que, todos los formatos solicitado en el INSTRUCTIVO N° 19 deben incorporarse en el documento presupuestario a ser remitido a la ONAPRE, inclusive aquellos que no sean aplicables.

K. La información solicitada en el Instructivo N° 19, será el DOCUMENTO PRESUPUESTARIO FISICO, el cual debe conservar el orden de aparición establecido de las formularios, debido a que en el proceso de revisión y análisis que realizarán el Ministerio del Poder Popular para la Educación Universitaria, la Oficina de Planificación del Sector Universitario (OPSU) y la Oficina Nacional de Presupuesto (ONAPRE), será cónsono con las normas de formulación previamente diseñadas por esas dependencias, así como con el orden contenido en el presente instructivo.

L. Los proyectos de presupuesto deben expresar el Plan de la Nación y deben ser elaborados con base a los lineamientos que en tal sentido imparta el Órgano de Adscripción (Ministerio del Poder Popular para la Educación Universitaria – Consejo Nacional de Universidades), así como dar cumplimiento al Instructivo y sus formularios establecidos por la Oficina de Planificación del Sector Universitario (OPSU) y la Oficina Nacional de Presupuesto (ONAPRE).

M. El órgano de adscripción (Ministerio del Poder Popular para la Educación Universitaria), debe remitir a la Oficina Nacional de Presupuesto (ONAPRE) los proyectos de presupuestos revisados según la fecha prevista por dicha Oficina.

N. La Oficina Nacional de Presupuesto hará las observaciones, cuando corresponda, y las comunicará al Ente responsable de la elaboración del presupuesto por intermedio del Órgano de Adscripción, para su incorporación y/o modificación en los proyectos de presupuesto.

O. Una vez ejecutados los cambios a los proyectos de presupuesto serán enviados nuevamente a través del Órgano de Adscripción a la Oficina Nacional de Presupuesto.

P. La INFORMACIÓN EN LOS ESTADOS FINANCIEROS en las columnas de los años anteriores denominados REAL y ÚLTIMO ESTIMADO, se deben considerar los siguientes criterios:

- En la columna correspondiente al AÑO REAL, debe indicarse la información financiera definitiva con fecha de cierre al 31-12 del año en referencia.

- En la columna correspondiente al ÚLTIMO ESTIMADO, debe indicarse el presupuesto aprobado más las modificaciones autorizadas a la fecha de preparación de la información.

Q. Los montos a registrarse en los diferentes formularios del Instructivo se expresarán en BOLÍVARES.

6. DISPOSICIONES GENERALES (PARA APROBACIÓN EN CONSEJO UNIVERSITARIO O SU EQUIVALENTE)

El Consejo Universitario y/o equivalente del Ente, en atención a lo dispuesto en el Ordinal 4º. Del Artículo 26 de la vigente Ley de Universidades, decreta las siguientes Disposiciones Generales en relación al Presupuesto de Ingresos y Gastos para el Ejercicio Fiscal Año:__________.

Artículo 1º Las unidades ejecutoras que tienen créditos acordados en el presente presupuesto, están obligadas a cumplir las metas previstas en los proyectos respectivos, en la medida en que se efectúen las erogaciones autorizadas en dichos Proyectos.

Los resultados de la ejecución física y financiera del presupuesto deberán ser informados a la Oficina de Planificación del Sector Universitario (OPSU) periódicamente, a fin de que se cumpla con lo establecido en el Numeral 9, Artículo 20 de la Ley de Universidades y en las "Normas para la Programación, Formulación, Ejecución y Control Presupuestario de las Universidades Nacionales.

Artículo 2º Con base en lo dispuesto en el Artículo 49 de la Ley Orgánica de la Administración Financiera del Sector Público y el Artículo 26, Numeral 5 de la Ley de Universidades, y en concordancia con las "Normas para la Programación, Formulación, Ejecución y Control Presupuestario de las Universidades Nacionales"; los créditos presupuestarios del Presupuesto de Gastos por Proyectos y Acciones Centralizadas constituyen los límites máximos de las autorizaciones para la ordenación de los gastos.

Artículo 3º. Los traspasos de los créditos presupuestarios originales entre Proyectos y Acciones Centralizadas, deberán ser solicitados por las Universidades mediante exposición de motivos razonada al Consejo Nacional de Universidades.

Artículo 4º. De acuerdo a lo establecido en la Ley Orgánica de la Contraloría General de la República, le corresponde a los órganos de control interno evaluar el sistema de control interno de la Universidad, con la finalidad de proponer a la máxima autoridad las recomendaciones para mejorarlo y aumentar la efectividad y eficiencia de la gestión administrativa. A su vez el Consejo Nacional de Universidades o el Ministerio del Poder Popular para la Educación Universitaria, para el caso de los Institutos y Colegios Universitarios, podrán solicitar los informes que se requieran, relacionados con la ejecución física y finalidad del presupuesto.

Artículo 5º. Los responsables de la ejecución de los proyectos, quedan encargados de cumplir y hacer cumplir en forma correcta lo programado en este Presupuesto de Ingresos y Gastos para el año ______.

Artículo 6º. Las Unidades de Planificación y Programación Presupuestaria de la Institución, realizarán una evaluación trimestral de la ejecución del los Presupuestos de las diferentes unidades ejecutoras, a fin de determinar el uso de los recursos financieros, así como el logro de las metas y objetivos programados.

(Fdo).　　　　　　　　(Fdo).

Rector o su Equivalente　　　　**Secretario o su Equivalente**

CAPÍTULO II

DESCRIPCIÓN DE FORMULARIOS

1. **Información General**
2. **Información Financiera**
3. **Información a Nivel de Proyectos y Acciones Centralizadas**

CAPÍTULO II

DESCRIPCIÓN DE FORMULARIOS

1. Información General

FORMA 1900 IDENTIFICACIÓN DEL ENTE

A. Objetivo

Obtener información de los principales aspectos que identifican a la Institución.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Identifique el nombre del Ente y el año para el cual se presupuesta.
2 al 7	Indique la Razón Social, Sector al cual pertenece, Registro de Información Fiscal (RIF), Base Legal de Creación y sus Modificaciones, Forma Jurídica y Año de Inicio de Operaciones.
8 al 10	Describa brevemente la Actividad Principal, Misión y Visión que realiza el Ente en el cumplimiento de sus objetivos y metas.
11 al 17	Señale el Domicilio Legal, Ciudad, Entidad Federal, Número de Teléfono, Pagina Web, Fax y Código Postal.
18	Indique el Órgano de Adscripción al cual pertenece el Ente.
19	Señale los núcleos y extensiones que dispone el Ente, indicando su ubicación geográfica.
20	Registre la Oferta Académica por Áreas de Conocimientos y/o Carreras.
21 al 25	Indique el teléfono, fax, nombre y apellido y dirección electrónica de los responsables de las dependencias administrativas vinculadas con la elaboración del proyecto de presupuesto del Ente.
26 al 30	Registre los nombres, teléfonos, fax, ubicación y dirección electrónica según las Dependencias Administrativas, de los analistas responsables del presupuesto del Ente.
31 al 34	Indique según sea el caso, el nombre y dirección electrónica de las autoridades universitarias del Ente.

IDENTIFICACIÓN DEL ENTE

(1) ENTE:

EJERCICIO FISCAL AÑO:

(2) RAZÓN SOCIAL:	(3) SECTOR:	(4) RIF:
(5) BASE LEGAL DE CREACIÓN Y MODIFICACIONES	(6) FORMA JURÍDICA	(7)AÑO DE INICIO DE OPERACIONES:

(8) ACTIVIDAD PRINCIPAL:

(9) MISIÓN :

(10) VISIÓN:

(11) DOMICILIO LEGAL:

(12) CIUDAD	(13) ENTIDAD FEDERAL	(14) TELÉFONOS (Indicar Código de Área)	(15) PAGINA WEB	(16) FAX	(17) CÓDIGO POSTAL

(18) ÓRGANO DE ADSCRIPCIÓN:

(19) ESTRUCTURA DE NÚCLEOS Y/O EXTENSIONES:

(20) OFERTA ACADÉMICA POR ÁREAS DE CONOCIMIENTOS Y/O CARRERAS:

(21) DEPENDENCIAS VINCULADAS EN LA ELABORACIÓN DEL PRESUPUESTO	(22) TELÉFONO (Indicar Código de Área)	(23) FAX (Indicar Código de Área)	(24) NOMBRE DEL JEFE Y/O RESPONSABLE DE LA DEPENDENCIA	(25) DIRECCIÓN ELECTRÓNICA
Dirección de Planificacion y/o Presupuesto				
Dirección de Administración, Finanzas y/o Contabilidad				
Dirección de Recursos Humanos y/o Personal				
(26) Analistas Responsables del Presupuesto	(27) TELÉFONO (Indicar Código de Área)	(28) FAX (Indicar Código de Área)	(29) UBICACIÓN SEGÚN DEPENDENCIA ADMINISTRATIVA	(30) DIRECCIÓN ELECTRÓNICA

(31) CARGO Y NOMBRE DE LAS AUTORIDADES UNIVERSITARIAS

(32) PARA EL CASO DE LAS UNIVERSIDADES NACIONALES	**(33) NOMBRE**	**(34) DIRECCIÓN ELECTRÓNICA**
RECTOR		
VICE-RECTOR ACADÉMICO		
VICE-RECTOR ADMINISTRATIVO		
SECRETARIA ENCARGADA		
PARA EL CASO DE LOS INSTITUTOS Y/O COLEGIOS UNIVERSITARIOS	**NOMBRE**	**DIRECCIÓN ELECTRÓNICA**
DIRECTOR		
SUB-DIRECTOR ADMINISTRATIVO		
SUB-DIRECTOR ACADÉMICO		

FORMA: 1900

FORMA 1901 POLÍTICA PRESUPUESTARIA Y FINANCIERA

A. Objetivo

Obtener una versión resumida de la política presupuestaria y financiera del Ente para el ejercicio que se formula, de acuerdo a lo establecido en el artículo 34, numeral 1, letra a, del Reglamento N° 1 de la LOAFSP.

B. Contenido

La política presupuestaria y financiera debe contener un diagnóstico de las aspiraciones y necesidades del ente en términos de políticas y metas sectoriales, regionales e institucionales y de las acciones que se estiman realizar en el ejercicio fiscal objeto de la formulación, los logros esperados y el impacto proyectado, considerando para ello todos los recursos y los egresos previstos en las diferentes partidas presupuestarias.

Estas acciones deberán expresar la vinculación plan - presupuesto, con la finalidad de dar cumplimiento a las metas de desarrollo económico, social e institucional de la Nación.

Se compone de tres (3) partes, a saber:

- Política de Financiamiento.
- Política de Gastos y Aplicaciones Financieras: Explique brevemente las principales variaciones de los siguientes conceptos:

  Gastos de Funcionamiento
  Otros Gastos Corrientes
  Inversión -Transferencias
  Otros
- Cobertura de los servicios a prestar por el Ente.

Política de financiamiento

Consiste en un análisis de la política de financiamiento del Ente, considerando las fuentes que alimentan el presupuesto de recursos, tales como: Transferencias y/o Donaciones por recibir del sector público o privado, por ejemplo: las transferencias provenientes de la República a través del Ministerio del Poder Popular para la Educación Universitaria, Aporte del Fondo de Pensiones y Jubilaciones del Personal Docente, Ingresos Propios (Ingresos por Cobro de Matrícula), Ingresos de la Propiedad (Alquileres), así como los movimientos de activos o pasivos financieros entre otros.

Política de gastos y aplicaciones financieras

En atención a la políticas que dicte el Ejecutivo Nacional y las normas emanadas del Consejo Nacional de Universidades –Oficina de Planificación del Sector Universitario (OPSU). La política de gastos estará orientada a la distribución de los créditos presupuestarios, necesarios para la realización de las metas y objetivos en las áreas de Enseñanza, Investigación y Extensión.

Política de cobertura de los servicios a prestar por el ente

El Ente debe indicar la cobertura de la demanda a satisfacer, en función de los medios disponibles. Ejemplo: Matrícula de Pregrado, Matrícula de Postgrado, Número de Becarios, entre otros.

C. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Identifique el Ente y el año objeto del presupuesto.
2	Detallar la política de financiamiento.
3	Detallar la política de gastos y aplicaciones financieras.
4	Detallar la Política de cobertura de los servicios a prestar por el Ente.

POLÍTICA PRESUPUESTARIA Y FINANCIERA

(1) ENTE:	
EJERCICIO FISCAL AÑO:	

(2) POLÍTICA DE FINANCIAMIENTO:

(3) POLÍTICA DE GASTOS Y APLICACIONES FINANCIERAS:

(4) COBERTURA DE LOS SERVICIOS A PRESTAR:

FORMA: 1901

FORMA 1902 RESUMEN DE LAS METAS POR PROYECTO

A. Objetivo

Presentar la información de las principales metas de acuerdo a la actividad principal del Ente, realizadas en los dos (2) años anteriores; así como también las que proyecta llevar a cabo en el año objeto del presupuesto.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Identifique el Ente y el año para el cual se presupuesta.
2	Indique la denominación del proyecto
3	Señale la denominación de la unidad de medida de la meta
4	Registre la cantidad de las metas, cuando corresponda, realizadas en los años anteriores y para el año objeto de presupuesto **NOTA:** Los proyectos con metas sensibles al género, deben detallarse por Femenino y Masculino para luego totalizarse. Si la meta NO es susceptible al género debe colocarse directamente en la columna de TOTAL.

NOTAS:

- **El resumen de las principales metas del ente, lo conforman aquellas metas que son ejecutadas en cada uno de los proyectos.**
- **Utilizar la estructura presupuestaria de proyectos vigente en cada año.**

MPPEU

OPSU

INSTRUCTIVO N° 19

FORMULACIÓN DE LOS PRESUPUESTOS DE INGRESOS Y GASTOS DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

FECHA DE ACTUALIZACIÓN

Junio 2012

RESUMEN DE LAS METAS POR PROYECTO

(1) ENTE:

EJERCICIO FISCAL AÑO:

(2) DENOMINACIÓN	(3) Unidad de Medida	(4) AÑO REAL			AÑO ULTIMO ESTIMADO			AÑO PRESUPUESTADO		
		FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL
Proyecto 1	Meta 1.1									
Proyecto 2	Meta 2.1									
Proyecto 3	Meta 3.1									
:										
Proyecto n	Meta n.1									

FORMA: 1902

FORMAS 1903, 1904,1905 y 1906 RESUMEN MATRÍCULA DE PREGRADO Y POSTGRADO Y RESUMEN NUEVOS INSCRITOS DE PREGRADO Y POSTGRADO

A. Objetivo

Reflejar la información sobre la matrícula atendida de pregrado y postgrado durante los últimos dos (2) años y para el ejercicio fiscal objeto del presupuesto, así como la información sobre nuevos inscritos.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Señale la denominación del Ente y el año para el cual se presupuesta.
2	Indique la facultad, escuela, carrera y/o equivalente.
3 a la 5	Para las formas 1903 y 1905: registre la cantidad de la matrícula atendida (incluyendo los nuevos inscritos) desagregada por sexo para los últimos dos (2) años, así como para el año que se presupuesta.
3 a la 5	Para las formas 1904 y 1906: registre la cantidad de la matrícula de nuevos inscritos desagregada por sexo para los últimos dos (2) años, así como para el año que se presupuesta.
6	Realice la sumatoria correspondientes a las columnas 3, 4 y 5, en función de la agrupación establecida.

NOTA: Las matrículas de pregrado y postgrado, así como los nuevos inscritos, deben referirse a la información registrada al mes de diciembre de cada año.

CONAPRE

MPPEU

OPSU

INSTRUCTIVO N° 10

RESUMEN MATRÍCULA DE PREGRADO
CLASIFICADOS POR FACULTAD, ESCUELA Y CARRERA (O EQUIVALENTE)

(1) ENTE:	
EJERCICIO FISCAL AÑO:	

FACULTAD, ESCUELA Y CARRERA (O EQUIVALENTE)	AÑO REAL (3)			AÑO ÚLTIMO ESTIMADO (4)			AÑO PRESUPUESTADO (5)		
(2)	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
(6) TOTAL									

FORMA: 1903

NOTA: INCLUIR LOS NUEVOS INSCRITOS

CONAPRE

MPPEU

OPSU

INSTRUCTIVO N° 19

[illegible]

RESUMEN NUEVOS INSCRITOS DE PREGRADO

CLASIFICADOS POR FACULTAD, ESCUELA Y CARRERA (O EQUIVALENTE)

(1) ENTE:

EJERCICIO FISCAL AÑO:

FACULTAD, ESCUELA Y CARRERA (O EQUIVALENTE)	AÑO REAL (3)			AÑO ÚLTIMO ESTIMADO (4)			AÑO PRESUPUESTADO (5)		
(2)	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
(6) TOTAL									

FORMA: 1904

CONAPRE

MPPEU

OPSU

INSTRUCTIVO N° 19

FORMULACIÓN DE LOS PRESUPUESTOS DE INGRESOS Y GASTOS DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

FECHA DE ACTUALIZACIÓN

Junio 2012

RESUMEN MATRÍCULA DE POSTGRADO
CLASIFICADOS POR FACULTAD, ESCUELA Y CARRERA O EQUIVALENTE

(1) ENTE:	
	EJERCICIO FISCAL AÑO:

FACULTAD, ESCUELA Y CARRERA O EQUIVALENTE	AÑO REAL (3)			AÑO ÚLTIMO ESTIMADO (4)			AÑO PRESUPUESTADO (5)		
(2)	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
TOTAL ESPECIALIZACIÓN TÉCNICA									
TOTAL ESPECIALIZACIÓN									
TOTAL MAESTRÍA									
TOTAL DOCTORADO									
(6) TOTAL									

NOTA: INCLUYE LOS NUEVOS INSCRITOS POR ESPECIALIZACIÓN TÉCNICA, ESPECIALIDAD, MAESTRÍA Y DOCTORADO

FORMA: 1905

RESUMEN NUEVOS INSCRITOS DE POSTGRADO
CLASIFICADOS POR FACULTAD, ESCUELA Y CARRERA O EQUIVALENTE

(1) ENTE:

EJERCICIO FISCAL AÑO:

FACULTAD, ESCUELA Y CARRERA O EQUIVALENTE	AÑO REAL (3)			AÑO ÚLTIMO ESTIMADO (4)			AÑO PRESUPUESTADO (5)		
(2)	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
TOTAL ESPECIALIZACIÓN TÉCNICA									
TOTAL ESPECIALIZACIÓN									
TOTAL MAESTRÍA									
TOTAL DOCTORADO									
(6) TOTAL									

FORMA: 1906

FORMAS 1907 y 1908 RESUMEN EGRESADOS DE PREGRADO Y POSTGRADO

A. Objetivo

Reflejar información sobre el número de egresados a nivel de pregrado y postgrado, durante los últimos dos (2) años y su estimación para el ejercicio fiscal objeto de presupuesto.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Señale la denominación del Ente y el año para el cual se presupuesta.
2	Indique la facultad, escuela, carrera y/o equivalente.
3 a la 5	Indique el número de egresados desagregados por sexo tanto en pregrado y postgrado, para los últimos dos (2) años y el programado para el año que se presupuesta.
6	Realice la sumatoria correspondientes a las columnas 3, 4 y 5, en función de la agrupación establecida.

NOTA: La información debe referirse a la registrada al mes de diciembre de cada año.

CONAPRE

MPPEU

OPSU

INSTRUCTIVO Nº 10

[illegible]
EDUCACIÓN UNIVERSITARIA

[illegible]

RESUMEN EGRESADOS DE PREGRADO
CLASIFICADOS POR FACULTAD, ESCUELA Y CARRERA (O EQUIVALENTE)

(1) ENTE:	
	EJERCICIO FISCAL AÑO:

FACULTAD, ESCUELA Y CARRERA (O EQUIVALENTE)	AÑO REAL (3)			AÑO ÚLTIMO ESTIMADO (4)			AÑO PRESUPUESTADO (5)		
(2)	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
(6) TOTAL									

FORMA: 1907

ONAPRE

MPPEU

OPSU

INSTRUCTIVO N° 10

RESUMEN EGRESADOS DE POSTGRADO
CLASIFICADOS POR FACULTAD, ESCUELA Y CARRERA O EQUIVALENTE

(1) ENTE:	
	EJERCICIO FISCAL AÑO:

FACULTAD, ESCUELA Y CARRERA (O EQUIVALENTE)	AÑO REAL (3)			AÑO ÚLTIMO ESTIMADO (4)			AÑO PRESUPUESTADO (5)		
(2)	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
TOTAL ESPECIALIZACIÓN TÉCNICA									
TOTAL ESPECIALIZACIÓN									
TOTAL MAESTRÍA									
TOTAL DOCTORADO									
(6) TOTAL									

FORMA : 1908

FORMA 1909 ASIGNACIONES PRESUPUESTARIAS PARA BECAS

A. Objetivo

Obtener información desagregada, correspondiente al número de beneficiarios y los recursos asignados por el ente, para cubrir el programa de becas de los estudiantes, empleados y personal docente.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Identifique el Ente y el año para el cual se presupuesta.
2	Registre el número de beneficiarios y las asignaciones presupuestarias en bolívares enteros, por concepto de becas en cumplimiento de normas legales, convenios, contratos colectivos o decisiones administrativas a los estudiantes profesores y empleados para cursar estudios en distintos niveles, tanto dentro como fuera del país, para cada uno de los conceptos señalados, para los dos (2) últimos años y el año que se presupuesta.
3	Indique el total de las diferentes columnas.

NOTA: En referencia a los conceptos de becas, ayudantías, ayudas eventuales y preparadurías (asistencia para investigación), desagregar los montos a cancelar para ese beneficio en correspondencia con la estructura de la Institución, apoyándose en el Proyecto "Sistemas de Apoyo al Desarrollo Estudiantil".

ASIGNACIONES PRESUPUESTARIAS PARA BECAS

(1) ENTE:

EJERCICIO FISCAL AÑO:

CONCEPTO	(2) RECURSOS ASIGNADOS					
	AÑO REAL		AÑO ÚLTIMO ESTIMADO		AÑO PRESUPUESTADO	
	N° de Beneficiarios	Asignación en Bolívares	N° de Beneficiarios	Asignación en Bolívares	N° de Beneficiarios	Asignación en Bolívares
BECAS (Especifique conceptos)						
AYUNDANTÍAS (Especifique conceptos)						
AYUDAS EVENTUALES (Especifíque conceptos)						
PREPARADURÍA O ASISTENTE DE INVESTIGACIÓN (Especifíque conceptos)						
EMPLEADOS (BECA ESTUDIO)						
PROFESORES (BECA ESTUDIO)						
(3) TOTAL						

FORMA: 1909

NOTA: En cada concepto debe desagregar los tipos de becas o ayudas que cancela la Institución

FORMA 1910 AYUDAS DIRECTAS Y SERVICIOS ESTUDIANTILES

A. Objetivo

Obtener información desagregada de los beneficios y ayudas directas que reciben, así como los servicios que son prestados a los estudiantes.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Identifique el Ente y el año para el cual se presupuesta.
2	Registre el número de beneficiarios y las asignaciones presupuestarias en bolívares enteros, en cada uno de los conceptos señalados en la forma, para los dos (2) últimos años y el año que se presupuesta.
3	Registre la modalidad del servicio prestado según la clasificación (**1:** Propio, **2:** Contratado), número de bandejas servidas, número de beneficiarios y las asignaciones presupuestarias en bolívares enteros, en cada uno de los conceptos señalados en la forma, para los dos (2) años anteriores y el año que se presupuesta.
4	Registre la modalidad del servicio prestado según la clasificación (**1:** Propio, **2:** Contratado), número de unidades, número de beneficiarios y las asignaciones presupuestarias en bolívares enteros, en cada uno de los conceptos señalados en la forma, para los dos (2) años y el año que se presupuesta.
5	Indique los totales de las diferentes columnas.

NOTA: La modalidad de servicio hace referencia a si éste es elaborado por la Institución en cuanto al servicio de comedor y/o si las unidades de transporte pertenecen a la Institución y/o si es contratado el bien o servicio, mediante la modalidad de concesión o subcontratado por un tercero.

CONAPRE

MPPEU

OPSU

INSTRUCTIVO N° 10

FORMULACIÓN DE LOS PRESUPUESTOS DE INGRESOS Y GASTOS DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

FECHA DE ACTUALIZACIÓN

Junio 2012

AYUDAS DIRECTAS Y SERVICIOS ESTUDIANTILES

(1) ENTE:

EJERCICIO FISCAL AÑO:

CONCEPTO	(2) RECURSOS ASIGNADOS					
	AÑO REAL		AÑO ÚLTIMO ESTIMADO		AÑO PRESUPUESTADO	
	N° de Beneficiarios	Asignación en Bolívares	N° de Beneficiarios	Asignación en Bolívares	N° de Beneficiarios	Asignación en Bolívares
SERVICIOS MÉDICOS						
MEDICINA Y MATERIALES MÉDICO QUIRÚRGICOS Y DENTALES						
OTROS BENEFICIOS (Especificar)						
TOTAL (5)						

CONCEPTO	(3) RECURSOS ASIGNADOS											
	AÑO REAL				AÑO ÚLTIMO ESTIMADO				AÑO PRESUPUESTADO			
	Modalidad del Servicio Propio (1) Contratado (2)	N° de Bandejas Servidas	N° de Beneficiarios	Asignación en Bolívares	Modalidad del Servicio Propio (1) Contratado (2)	N° de Bandejas Servidas	N° de Beneficiarios	Asignación en Bolívares	Modalidad del Servicio Propio (1) Contratado (2)	N° de Bandejas Servidas	N° de Beneficiarios	Asignación en Bolívares
COMEDOR												
TOTAL (5)												

CONCEPTO	(4) RECURSOS ASIGNADOS											
	AÑO REAL				AÑO ÚLTIMO ESTIMADO				AÑO PRESUPUESTADO			
	Modalidad del Servicio Propio (1) Contratado (2)	N° de Unidades	N° de Beneficiarios	Asignación en Bolívares	Modalidad del Servicio Propio (1) Contratado (2)	N° de Unidades	N° de Beneficiarios	Asignación en Bolívares	Modalidad del Servicio Propio (1) Contratado (2)	N° de Unidades	N° de Beneficiarios	Asignación en Bolívares
TRANSPORTE												
TOTAL (5)												

FORMA: 1910

FORMA 1911 RECURSOS HUMANOS DEL ENTE CLASIFICADOS POR GÉNERO Y TIPO DE CARGOS

A. Objetivo

Presentar la información correspondiente al número de trabajadores y trabajadoras que laboran en el ente, clasificados por género y tipo de cargos, así como los montos de los respectivos sueldos y/o salarios "Básicos" y compensaciones expresados en bolívares enteros, para los años real, último estimado y el año objeto del presupuesto.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Registre la identificación del ente y año que se presupuesta.
2	Indica la denominación del tipo de cargo del personal que labora en el organismo. **<u>A continuación se describen cada uno de los rubros que integran la columna 3:</u>** – **PERSONAL FIJO A TIEMPO COMPLETO:** Constituido por todo trabajador, cuya vinculación laboral está sujeta a un horario completo de trabajo y a una relación de tiempo de duración indeterminada. – **PERSONAL FIJO A TIEMPO PARCIAL:** Constituido por los empleados y obreros cuya vinculación laboral está sujeta a un horario parcial de trabajo y a una relación de tiempo indeterminada. – **PERSONAL CONTRATADO:** Constituido por aquel personal del ente cuya vinculación laboral está sometida a un período de tiempo limitado.

CAMPO	DESCRIPCIÓN
3 a la 6	Indique el número de cargos desagregado por géneros (Femenino y Masculino), así como los Cargos Vacantes, expresando los montos en bolívares enteros de los sueldos y/o salarios “BÁSICOS y compensaciones, así como el monto total para el **AÑO REAL**, en cada uno de los rubros cuando corresponda.
7 a la 10	Indique el número de cargos desagregado por géneros (Femenino y Masculino), así como los Cargos Vacantes, expresando los montos en bolívares enteros de los sueldos y/o salarios “BÁSICOS y compensaciones, así como el monto total para el **AÑO ÚLTIMO ESTIMADO**, en cada uno de los rubros cuando corresponda
11 a la 14	Indique el número de cargos desagregado por géneros (Femenino y Masculino), así como los Cargos Vacantes, expresando los montos en bolívares enteros de los sueldos y/o salarios “BÁSICOS y compensaciones, así como el monto total para el **AÑO PRESUPUESTADO**, en cada uno de los rubros cuando corresponda.
15	Indique la sumatoria de las columnas 3 a la 14.

OTRAS CONSIDERACIONES A TENER PRESENTE:

1. Los montos totales en las columnas 6, 10 y 14 para el **Personal Fijo a Tiempo Completo**, debe corresponderse con la suma de las siguientes sub-partidas genéricas y específicas:

Código	Denominación
4.01.01.01.00	Sueldos básicos personal fijo a tiempo completo.
4.01.01.10.00	Salarios a obreros en puestos permanentes a tiempo completo.
4.01.01.35.00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.01.36.00	Sueldo básico del personal de alto nivel y de dirección

Código	Denominación
4.01.02.01.00	Compensaciones previstas en las escalas de sueldos personal empleado fijo a tiempo completo.
4.01.02.03.00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo
4.01.02.06.00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.02.07.00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección

2. Los montos totales en las columnas 6, 10 y 14 para el **Personal Fijo a Tiempo Parcial**, debe corresponderse con la suma de las sub-partidas genéricas y específicas siguientes:

Código	Denominación
4.01.01.02.00	Sueldos básicos personal fijo a tiempo parcial.
4.01.01.11.00	Salarios a Obreros fijos en puestos permanentes a tiempo parcial
4.01.02.02.00	Compensaciones previstas en las escalas de sueldos personal empleado fijo a tiempo parcial.

3. Los montos totales en las columnas 6, 10 y 14 para el **Personal Contratado**, debe corresponderse con la suma de las sub-partidas genéricas, específicas siguientes:

Código	Denominación
4.01.01.12.00	Salarios a obreros en puestos no permanentes.
4.01.01.18.00	Remuneraciones al personal contratado.

CAMPO	DESCRIPCIÓN
	Descripciones de la Clasificación del Personal – **ALTOS FUNCIONARIOS Y DE ELECCIÓN POPULAR:** Referido al personal indicado en la Ley de Emolumentos, Pensiones y Jubilaciones de los Altos Funcionarios y Altas Funcionarias del Poder Público, publicada en Gaceta Oficial N° 39.592 del 12 de Enero de 2011. – **ALTO NIVEL Y DE DIRECCIÓN:** Referido al personal indicado en la Ley de Emolumentos, Pensiones y Jubilaciones de los Altos Funcionarios y Altas Funcionarias del Poder Público, publicada en Gaceta Oficial N° 39.592 del 12 de Enero de 2011. – **DIRECTIVO:** Referido al personal que no comprende las categorías anteriores. – **PROFESIONAL Y TÉCNICO:** Personal que ha concluido sus estudios en una universidad, instituto o colegio universitario y que esté desempeñando un cargo administrativo con formación a nivel de Educación Superior. – **PERSONAL ADMINISTRATIVO:** Referido al personal auxiliar y de apoyo tales como: secretarias, asistentes administrativos, oficinistas, auxiliares, etc. – **PERSONAL DOCENTE:** Referido al personal académico que desempeña labores de docencia e investigación. – **PERSONAL DE INVESTIGACIÓN** (Incluye el recurso humano de las áreas judicial, penal y criminalística) – **PERSONAL MÉDICO** – **PERSONAL POLICIAL** – **OBRERO:** Personal tipificado como tal en el manual descriptivo de cargos obreros vigente en el sector

ONAPRE
MPPEU
OPSU

INSTRUCTIVO N° 10

RECURSOS HUMANOS DEL ENTE
CLASIFICADOS POR GÉNERO Y TIPO DE CARGOS

(1) ENTE:

(EN BOLÍVARES)

TIPO DE CARGO	AÑO REAL							AÑO ULTIMO ESTIMADO							AÑO PRESUPUESTADO						
	N° DE CARGOS				Monto Anual en Bolivares		TOTAL	N° DE CARGOS				Monto Anual en Bolivares		TOTAL	N° DE CARGOS				Monto Anual en Bolivares		TOTAL
	F	M	V	Total	SUELDOS Y SALARIOS	COMPENSACIONES		F	M	V	Total	SUELDOS Y SALARIOS	COMPENSACIONES		F	M	V	Total	SUELDOS Y SALARIOS	COMPENSACIONES	
(2)	(3)				(4)	(5)	(6)	(7)				(8)	(9)	(10)	(11)				(12)	(13)	(14)
PERSONAL FIJO A TIEMPO COMPLETO																					
ALTOS FUNCIONARIOS Y DE ELECCIÓN POPULAR																					
ALTO NIVEL Y DE DIRECCIÓN																					
DIRECTIVO																					
PROFESIONAL Y TÉCNICO																					
PERSONAL ADMINISTRATIVO																					
PERSONAL DOCENTE																					
PERSONAL DE INVESTIGACIÓN																					
PERSONAL MÉDICO																					
PERSONAL POLICIAL																					
OBRERO																					
PERSONAL FIJO A TIEMPO PARCIAL																					
DIRECTIVO																					
PROFESIONAL Y TÉCNICO																					
PERSONAL ADMINISTRATIVO																					
PERSONAL DOCENTE																					
PERSONAL DE INVESTIGACIÓN																					
PERSONAL MÉDICO																					
PERSONAL POLICIAL																					
OBRERO																					
PERSONAL CONTRATADO																					
DIRECTIVO																					
PROFESIONAL Y TÉCNICO																					
PERSONAL ADMINISTRATIVO																					
PERSONAL DOCENTE																					
PERSONAL DE INVESTIGACIÓN																					
PERSONAL MÉDICO																					
OBRERO																					
(15) TOTALES																					

FORMA: 1911

- SIENDO "F": FEMENINO, "M": MASCULINO Y "V": VACANTE
- INDICAR CONCEPTOS INCLUIDOS EN COMPENSACIONES

FORMA 1912 CLASIFICACION DEL PERSONAL POR ESCALA DE SUELDOS

A. Objetivo

Registrar la información de los empleados que laboran en el Ente, según la vinculación laboral **(Tiempo Completo, Tiempo Parcial y Contratado),** agrupados en los rangos de escala indicados en el formato, para el año programado objeto de presupuesto.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Escriba la denominación del ente y el año objeto del presupuesto.
2	Señale marcando con una equis (X) en el recuadro correspondiente, los empleados en cargos a tiempo completo, a tiempo parcial o contratado. **SE ELABORARÁ UN FORMULARIO POR CADA TIPO DE VINCULACIÓN LABORAL.**
3 y 4	Señala los grupos y rangos de escala, en los cuales se agruparán y ubicaran el número de cargos, en función del sueldo "BÁSICO" mensual de los trabajadores adscritos al Ente.
5 a la 8	Registre el número de cargos y los montos anual en bolívares enteros de los sueldos "BÁSICOS", compensaciones y el total, en cada uno de los grupos de la escala de sueldos cuando corresponda.
9	Indique los totales desde la columna 5 a la 8

NOTA: La información registrada debe coincidir con la sumatoria de las columnas (número de cargos, sueldos y compensaciones), de los empleados a tiempo completo, tiempo parcial y contratados de la Forma 1911 del año presupuestado.

CLASIFICACIÓN DEL PERSONAL POR ESCALA DE SUELDOS

(1) ENTE:

(EN BOLÍVARES)

(2) Personal Fijo a Tiempo Completo ☐

Personal Fijo a Tiempo Parcial ☐

Personal Contratado ☐

GRUPO	ESCALA	AÑO PRESUPUESTADO			
		Nº DE CARGOS	Monto Anual en Bolívares		
			SUELDO BÁSICO	COMPENSACIONES	TOTAL
(3)	(4)	(5)	(6)	(7)	(8)
I	HASTA __ 2.048				
II	2.049 __ 2.099				
III	2.100 __ 2.150				
IV	2.151 __ 2.201				
V	2.202 __ 2.252				
VI	2.253 __ 2.303				
VII	2.304 __ 2.354				
VIII	2.355 __ 2.405				
IX	2.406 __ 2.456				
X	2.457 __ 2.507				
XI	2.508 __ 2.558				
XII	2.559 __ 2.609				
XIII	2.610 __ 2.660				
XIV	2.661 __ 2.711				
XV	2.712 __ 2.762				
XVI	2.763 __ 2.813				
XVII	2.814 Y MAS				
(9) TOTALES					

FORMA: 1912

FORMA 1913 CLASIFICACION DEL PERSONAL POR ESCALA DE SALARIOS

A. Objetivo

Registrar la información de los obreros que laboran en el Ente según la vinculación laboral **(Tiempo Completo, Tiempo Parcial y Contratado)**, agrupados en los rangos de escala indicados en el formato, para el año programado objeto de presupuesto.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Escriba la denominación del ente y el año objeto del presupuesto.
2	Señale marcando con una equis (X) en el recuadro correspondiente, los obreros en cargos a tiempo completo, a tiempo parcial o contratado. **SE ELABORARÁ UN FORMULARIO POR CADA TIPO DE VINCULACIÓN LABORAL.**
3 y 4	Señala los grupos y rangos de escala, en los cuales se agruparán y ubicaran al número de cargos, en función del salario "BÁSICO" de los trabajadores adscritos al Ente.
5 a la 8	Registre el número de cargos y los montos anual en bolívares enteros para los conceptos de salarios "BÁSICOS", compensaciones y el total, por cada uno de los grupos de la escala de salarios cuando corresponda.
9	Indique los totales desde la columna 5 a la 8.

NOTA: La información registrada debe coincidir con la sumatoria de las columnas (número de cargos, salarios y compensaciones) de los obreros a tiempo completo, tiempo parcial y contratados de la Forma 1911.

CLASIFICACIÓN DEL PERSONAL POR ESCALAS DE SALARIOS

(1) ENTE:

(EN BOLÍVARES)

(2) Personal Fijo a Tiempo Completo ☐

Personal Fijo a Tiempo Parcial ☐

Personal Contratado ☐

GRUPO	ESCALA			AÑO PRESUPUESTADO			
				Nº DE CARGOS	Monto Anual en Bolívares		
					SALARIO BÁSICO	COMPENSACIONES	TOTAL
(3)	(4)			(5)	(6)	(7)	(8)
I	HASTA	_	2.048				
II	2.049	_	2.099				
III	2.100	_	2.150				
IV	2.151	_	2.201				
V	2.202	_	2.252				
VI	2.253	_	2.303				
VII	2.304	_	2.354				
VIII	2.355	_	2.405				
IX	2.406	_	2.456				
X	2.457	_	2.507				
XI	2.508	_	2.558				
XII	2.559	_	2.609				
XIII	2.610	_	2.660				
XIV	2.661	_	2.711				
XV	2.712	_	2.762				
XVI	2.763	_	2.813				
XVII	2.814	Y	MAS				
(9) TOTALES							

FORMA: 1913

FORMA 1914 CLASIFICACION DEL PERSONAL DOCENTE Y DE INVESTIGACIÓN POR ESCALA DE SUELDOS Y TIEMPO DE DEDICACIÓN

A. Objetivo

Registrar la información del personal docente y de investigación que laboran en el Ente según la vinculación laboral **(Tiempo Completo, Medio Tiempo, Tiempo Convencional y Contratado),** agrupados en los rangos de escala indicados en el formato, para el año real, último estimado y el año programado objeto de presupuesto, en lo que corresponde a: número de cargos, sueldos y compensaciones.

NOTA: la clasificación del personal docente en los diferentes rangos de escala, debe realizarse en función del sueldo básico mensual, para el año real, último estimado y presupuestado.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Escriba la denominación del ente y el año objeto del presupuesto.
2	Señale marcando con una equis (X) en el recuadro correspondiente, el personal docente y de investigación en cargos a tiempo completo, tiempo parcial, tiempo convencional y contratado. **SE ELABORARÁ UN FORMULARIO POR CADA TIPO DE VINCULACIÓN LABORAL.**
3 y 4	Señala los grupos y rangos de escala, en los cuales se agruparán y ubicaran al número de cargos, en función del sueldo "BÁSICO" promedio mensual de los trabajadores adscritos al Ente.

CAMPO	DESCRIPCIÓN
5 al 8	Señale para el **AÑO REAL** el número de cargos, así como los montos en bolívares enteros por concepto de sueldos "BÁSICOS", compensaciones y el total, por cada uno de los grupos de la escala de sueldos cuando corresponda.
9 al 12	Señale para el **ÚLTIMO ESTIMADO** el número de cargos, así como los montos en bolívares enteros por concepto de sueldos "BÁSICOS", compensaciones y el total, por cada uno de los grupos de la escala de sueldos cuando corresponda.
13 al 16	Señale para el **AÑO PROGRAMADO** el número de cargos, así como los montos en bolívares enteros por concepto de sueldos "BÁSICOS", compensaciones el total, por cada uno de los grupos de la escala de sueldos cuando corresponda.
17	Indique los totales desde la columna 5 a la 16

CLASIFICACIÓN DEL PERSONAL DOCENTE Y DE INVESTIGACIÓN POR ESCALA DE SUELDOS Y TIEMPO DE DEDICACION

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

(2)		
	Tiempo Completo	☐
	Medio Tiempo	☐
	Tiempo Convencional	☐
	Contratado	☐

GRUPO	ESCALA	AÑO REAL				AÑO ÚLTIMO ESTIMADO				AÑO PRESUPUESTADO			
		Nº DE CARGOS	BOLÍVARES			Nº DE CARGOS	BOLÍVARES			Nº DE CARGOS	BOLÍVARES		
			SUELDO BÁSICO	COMPENSACIONES	TOTAL		SUELDO BÁSICO	COMPENSACIONES	TOTAL		SUELDO BÁSICO	COMPENSACIONES	TOTAL
(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)	(11)	(12)	(13)	(14)	(15)	(16)
I	HASTA _ 2.048												
II	2.049 _ 2.099												
III	2.100 _ 2.150												
IV	2.151 _ 2.201												
V	2.202 _ 2.252												
VI	2.253 _ 2.303												
VII	2.304 _ 2.354												
VIII	2.355 _ 2.405												
IX	2.406 _ 2.456												
X	2.457 _ 2.507												
XI	2.508 _ 2.558												
XII	2.559 _ 2.609												
XIII	2.610 _ 2.660												
XIV	2.661 _ 2.711												
XV	2.712 _ 2.762												
XVI	2.763 _ 2.813												
XVII	2.814 Y MAS												
(17) TOTAL													

FORMA: 1914

NOTA: EL TIEMPO COMPLETO INCLUYE DEDICACIÓN EXCLUSIVA

El personal docente contratado existente en los diferentes tiempos de dedicación, debe incluirse solamente en el formato destinado a reflejar al personal contratado

FORMA 1915 PERSONAL JUBILADO, PENSIONADO Y ASIGNACIÓN A SOBREVIVIENTE

A. Objetivo

Conocer el monto en bolívares enteros para el año real, último estimado y el presupuestado del Ente, correspondiente al personal pasivo desagregados por géneros (Femenino y Masculino) y bajo la clasificación de: docente, administrativo y obrero en condición de jubilado y/o pensionado, así como la asignación a sobrevivientes.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Señale la denominación del Ente y año que se presupuesta.
2	Registre el código de acuerdo a la clasificación y los conceptos indicados en el formulario.
4 a la 7	Indique el número personas, así como el monto anual en bolívares de la jubilación, pensión, asignación a sobreviviente, otras incidencias y total para el **AÑO REAL**.
8 a la 11	Indique el número de personas desagregadas por géneros (Femenino y Masculino), así como el monto anual en bolívares de la jubilación, pensión, asignación a sobreviviente, otras incidencias y total para el **ÚLTIMO ESTIMADO**.
12 a la15	Indique el número de personas desagregadas por géneros (Femenino y Masculino), así como el monto anual en bolívares de la jubilación, pensión, asignación a sobreviviente, otras incidencias y total para el **AÑO PROGRAMADO**.
16	Registre la sumatoria para cada una de las columnas desde la 4 a la 15.

CONSIDERACIONES A TENER PRESENTE:

El monto total del Personal Jubilado y Pensionado en los años respectivos, debe corresponderse con la suma de las sub-partidas genéricas, específicas y sub-específicas siguientes:

Código	Denominación
4.07.01.01.01	Pensiones del personal empleado, obrero y militar
4.07.01.01.02	Jubilaciones del personal empleado, obrero y militar
4.07.01.01.09	Aguinaldos al personal empleado, obrero y militar pensionado
4.07.01.01.10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado
4.07.01.01.11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado
4.07.01.01.12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado
4.07.01.01.13	Aguinaldos al personal empleado, obrero y militar jubilado
4.07.01.01.14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado
4.07.01.01.15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado
4.07.01.01.16	Otras subvenciones socio - económicas del personal empleado, obrero y militar jubilado
4.07.01.01.39	Pensiones por vejez, viudez y orfandad
4.07.01.01.41	Otras pensiones y demás prestaciones en dinero
4.07.01.01.47	Sobrevivientes por enfermedad común
4.07.01.01.48	Sobrevivientes por accidente común
4.07.01.01.49	Sobrevivientes por enfermedades profesionales
4.07.01.01.50	Sobrevivientes por accidente de trabajo
407.01.05.01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular
4.07.01.05.02	Pensiones del personal de alto nivel y de dirección
4.07.01.05.07	Aguinaldos del personal pensionado de alto nivel y de dirección
4.07.01.05.12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección

Código	Denominación
4.07.01.05.17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección
4.07.01.05.99	Otras subvenciones o-económicas del personal pensionado de alto nivel y de dirección
4.07.01.06.02	Jubilaciones del personal de alto nivel y de dirección
4.07.01.06.07	Aguinaldos del personal jubilado de alto nivel y de dirección
4.07.01.06.12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección
4.07.01.06.17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección
4.07.01.06.99	Otras subvenciones del personal jubilado de alto nivel y de dirección

ONAPRE

MPPEU

OPSU

INSTRUCTIVO N° [illegible]

[illegible]

PERSONAL JUBILADO, PENSIONADO Y ASIGNACIÓN A SOBREVIVIENTE

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO	DENOMINACIÓN	AÑO REAL						AÑO ULTIMO ESTIMADO						AÑO PRESUPUESTADO					
		N° de Personas			Monto Anual en Bolívares			N° de Personas			Monto Anual en Bolívares			N° de Personas			Monto Anual en Bolívares		
		F	M	Total	JUBILACIÓN PENSIÓN	INCIDENCIAS	TOTAL	F	M	Total	JUBILACIÓN PENSIÓN	INCIDENCIAS	TOTAL	F	M	Total	JUBILACIÓN PENSIÓN	INCIDENCIAS	TOTAL
(2)	(3)	(4)			(5)	(6)	(7)	(8)			(9)	(10)	(11)	(12)			(13)	(14)	(15)
	ALTOS FUNCIONARIOS Y DE ELECCIÓN POPULAR																		
	JUBILADO																		
	PENSIONADO																		
	ALTO NIVEL Y DE DIRECCIÓN																		
	JUBILADO																		
	PENSIONADO																		
	DIRECTIVO																		
	JUBILADO																		
	PENSIONADO																		
	DOCENTE																		
	JUBILADO																		
	PENSIONADO																		
	ASIGNACIÓN A SOBREVIVIENTE																		
	ADMINISTRATIVO																		
	PROFESIONAL Y TÉCNICO																		
	JUBILADO																		
	PENSIONADO																		
	ASIGNACIÓN A SOBREVIVIENTE																		
	APOYO																		
	JUBILADO																		
	PENSIONADO																		
	ASIGNACIÓN A SOBREVIVIENTE																		
	OBRERO																		
	JUBILADO																		
	PENSIONADO																		
	ASIGNACIÓN A SOBREVIVIENTE																		
	(16) TOTALES																		

FORMA: 1915

- SIENDO "F": FEMENINO, "M": MASCULINO

NOTA: Los campos relacionados al personal de "ALTOS FUNCIONARIOS Y DE ELECCIÓN POPULAR" no aplica para las instituciones de educación universitaria.

FORMA 1916 ESCALA DEL PERSONAL JUBILADO

A. Objetivo

Presentar la información del número de personas en condición de jubilados, así como el monto anual en Bolívares Enteros de la asignación por concepto de jubilación para el año objeto de presupuesto.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Identificación del Ente y año que se presupuesta.
2 y 3	Indica los grupos y rangos de escala, en los cuales se clasifica al personal jubilado del Ente.
4	Registre el número de personas jubiladas (Incluyendo docentes, administrativos y obreros) de acuerdo a los grupos de la escala.
5	Señale el monto anual en bolívares por concepto de jubilación, de acuerdo a los rangos preestablecidos en el formato. **NO DEBE INCLUIRSE LOS MONTOS CORRESPONDIENTES A OTROS BENEFICIOS Y/O INDICIDENCIAS QUE PERCIBA EL PERSONAL JUBILADO.**
6	Indique los totales de las columnas 4 y 5.

NOTA:

EL MONTO TOTAL DE LA COLUMNA 5, DEBE CORRESPONDERSE CON LA SUMATORIA DE LOS MONTOS POR CONCEPTO DE JUBILACIONES DEL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO INDICADO EN LA COLUMNA 13 DE LA FORMA 1915.

ESCALA DEL PERSONAL JUBILADO

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

GRUPO	ESCALA			Nº PERSONAS JUBILADAS	MONTO ANUAL DE LA JUBILACIÓN
(2)	(3)			(4)	(5)
I	HASTA	_	2.048		
II	2.049	_	2.099		
III	2.100	_	2.150		
IV	2.151	_	2.201		
V	2.202	_	2.252		
VI	2.253	_	2.303		
VII	2.304	_	2.354		
VIII	2.355	_	2.405		
IX	2.406	_	2.456		
X	2.457	_	2.507		
XI	2.508	_	2.558		
XII	2.559	_	2.609		
XIII	2.610	_	2.660		
XIV	2.661	_	2.711		
XV	2.712	_	2.762		
XVI	2.763	_	2.813		
XVII	2.814	Y	MAS		
(6) TOTALES					

FORMA: 1916

FORMA 1917 ESCALA DEL PERSONAL PENSIONADO

A. Objetivo

Presentar la información del número de personas en condición de pensionados, así como el monto anual en Bolívares Enteros de la asignación por concepto de pensión para el año objeto de presupuesto.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Identificación del Ente y año que se presupuesta.
2 y 3	Indica los grupos y rangos de escala, en los cuales se clasifica al personal pensionado del Ente.
4	Registre el número de personas pensionadas (Incluyendo docentes, administrativos y obreros) de acuerdo a los grupos de la escala.
5	Señale el monto anual en bolívares por concepto de pensión, de acuerdo a los rangos preestablecidos en el formato. **NO DEBE INCLUIRSE LOS MONTOS CORRESPONDIENTES A OTROS BENEFICIOS Y/O INCIDENCIAS QUE PERCIBA EL PERSONAL PENSIONADO.**
6	Indique los totales de las columnas 4 y 5.

NOTA:

EL MONTO TOTAL DE LA COLUMNA 5, DEBE CORRESPONDERSE CON LA SUMATORIA DE LOS MONTOS POR CONCEPTO DE PENSIONES DEL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO INDICADO EN LA COLUMNA 13 DE LA FORMA 1915.

ONAPRE

MPPEU

OPSU

INSTRUCTIVO Nº 19

FORMULACIÓN DE LOS PRESUPUESTOS DE INGRESOS Y GASTOS DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

FECHA DE ACTUALIZACIÓN

JUNIO 2012

ESCALA DEL PERSONAL PENSIONADO

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

GRUPO	ESCALA			Nº PERSONAS	MONTO ANUAL DE LA PENSIÓN
(2)	(3)			(4)	(5)
I	HASTA	__	2.048		
II	2.049	__	2.099		
III	2.100	__	2.150		
IV	2.151	__	2.201		
V	2.202	__	2.252		
VI	2.253	__	2.303		
VII	2.304	__	2.354		
VIII	2.355	__	2.405		
IX	2.406	__	2.456		
X	2.457	__	2.507		
XI	2.508	__	2.558		
XII	2.559	__	2.609		
XIII	2.610	__	2.660		
XIV	2.661	__	2.711		
XV	2.712	__	2.762		
XVI	2.763	__	2.813		
XVII	2.814	Y	MAS		
(6) TOTALES					

FORMA 1917

FORMA 1918 REMUNERACIONES Y BENEFICIOS SOCIO ECONÓMICOS DEL PERSONAL ACTIVO Y PASIVO

A. Objetivo

Reflejar información sobre los recursos asignados por el Ente en el año que se presupuesta, para cubrir las remuneraciones directas del personal activo, correspondiente a los conceptos de sueldos, salarios y los beneficios socioeconómicos básicos y complementarios, así como las asignaciones y demás incidencias indirectas del personal pasivo. **LA INFORMACIÓN SE OBTIENE POR LA NÓMINA DE PERSONAL DEL ENTE AUTORIZADA POR LA OPSU.**

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Identificación del Ente y año que se presupuesta.
2	Indica la clasificación del personal de acuerdo a los tipos y categorías señalados.
3	Indique el N° de cargos desagregados por géneros, (Femenino, Masculino), así como los cargos vacantes, de acuerdo a la clasificación señalada.
4 a la 55	Registre las asignaciones presupuestarias en bolívares enteros, destinadas a cubrir los conceptos de gastos que se presentan en las columnas respectivas.
56 y 57	Indique los totales por filas y columnas.

NOTA:
LA INFORMACIÓN REGISTRADA EN LAS COLUMNAS 3 Y 4, 5 Y 6 DEBE COINCIDIR EN LOS CONCEPTOS QUE CORRESPONDAN, CON LAS COLUMNAS 11, 12 Y 13 DE LA FORMA 1911, ASI COMO CON LAS COLUMNAS 12 Y 13 DE LA FORMA 1915.

IMPORTANTE: AGREGAR LAS COLUMNAS QUE SEAN NECESARIAS PARA INCLUIR LAS ASIGNACIONES POR GASTOS DE PERSONAL QUE NO ESTÉN INCORPORADAS EN ESTA FORMA NO UTILIZAR LA DESCRIPCIÓN "OTROS".

EL MONTO TOTAL DE LA COLUMNA 56 DEBE CORRESPONDERSE CON LA SUMATORIA DE LAS SUB-PARTIDAS GENÉRICAS, ESPECÍFICAS Y SUB-ESPECIFICAS DE LA FORMA 1941 QUE SE DETALLAN A CONTINUACIÓN:

PARTIDA	DESCRIPCIÓN
4.00.00.00.00	**EGRESOS**
4.01.00.00.00	**GASTOS DE PERSONAL**
4.01.01.00.00	Sueldos, salarios y otras retribuciones
4.01.02.00.00	Compensaciones previstas en las escalas de sueldos y salarios
4.01.03.00.00	Primas
4.01.04.00.00	Complementos de sueldos y salarios
4.01.05.00.00	Aguinaldos, utilidades o bonificación legal, y bono vacacional
4.01.06.00.00	Aportes patronales y legales
4.01.07.00.00	Asistencia socio-económica
4.01.08.00.00	Prestaciones sociales e indemnizaciones
4.01.09.00.00	Capacitación y adiestramiento realizado por personal del organismo
4.01.95.01.00	Otros gastos del personal de alto nivel y de dirección
4.07.00.00.00	**TRANSFERENCIAS Y DONACIONES**
4.07.01.00.00	**Transferencias y donaciones corrientes internas**
4.07.01.01.00	**Transferencias corrientes internas al sector privado**
4.07.01.01.01	Pensiones del personal empleado, obrero y militar
4.07.01.01.02	Jubilaciones del personal empleado, obrero y militar
4.07.01.01.09	Aguinaldos al personal empleado, obrero y militar pensionado
4.07.01.01.10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado
4.07.01.01.11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado
4.07.01.01.12	Otras subvenciones socio - económicas del personal
4.07.01.01.13	Aguinaldos al personal empleado, obrero y militar jubilado
4.07.01.01.14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado
4.07.01.01.15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado
4.07.01.01.16	Otras subvenciones socio - económicas del personal empleado, obrero y militar jubilado
4.07.01.05.00	**Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección**
4.07.01.05.02	Pensiones del personal de alto nivel y de dirección
4.07.01.05.07	Aguinaldos del personal pensionado de alto nivel y de dirección
4.07.01.05.12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección
4.07.01.05.17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección
4.07.01.05.99	Otras subvenciones del personal pensionado de alto nivel y de dirección

PARTIDA	DESCRIPCIÓN
4.07.01.06.00	**Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección**
4.07.01.06.02	Jubilaciones del personal de alto nivel y de dirección
4.07.01.06.07	Aguinaldos del personal jubilado de alto nivel y de dirección
4.07.01.06.12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección
4.07.01.06.17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección
4.07.01.06.99	Otras subvenciones del personal jubilado de alto nivel y de dirección

REMUNERACIONES Y BENEFICIOS SOCIOECONÓMICOS DEL ACTIVO Y PASIVO
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLIVARES)

TIPO DE PERSONAL	N° DE CARGOS				SUELDOS Y SALARIOS	PENSION JUBILACION, INCAPACIDAD Y SOBREVIVIENTE	COMPENSACIONES	PRIMA POR HIJOS	ATENCION POR HIJOS CON DICAPACIDAD	PRIMA POR HOGAR	PRIMA POR JERARQUIA (PERSONAL DIRECTIVO)	PRIMA POR CARGO	PRIMA POR ANTIGÜEDAD	PRIMA POR PROFESIONALIZACION
	F	M	V	TOTAL										
2	3				4	5	6	7	8	9	10	11	12	13
DOCENTE														
- ORDINARIOS														
DIRECTIVO														
INSTRUCTOR														
ASISTENTE														
AGREGADO														
ASOCIADO														
TITULAR														
- ESPECIALES														
CONTRATADOS														
INSTRUCTOR														
ASISTENTE														
AGREGADO														
ASOCIADO														
TITULAR														
AUXILIAR DOCENTE														
I														
II														
III														
IV														
V														
- INVESTIGADORES Y DOCENTES LIBRES														
- JUBILADO Y PENSIONADO														
- SOBREVIVIENTE														
ADMINISTRATIVOS														
- PROFESIONALES Y TÉCNICOS														
DIRECTIVO														
FIJO														
CONTRATADO														
JUBILADO Y PENSIONADO														
SOBREVIVIENTE														
- APOYO														
FIJO														
CONTRATADO														
JUBILADO Y PENSIONADO														
SOBREVIVIENTE														
OBREROS														
FIJO														
CONTRATADO														
JUBILADO Y PENSIONADO														
SOBREVIVIENTE														
(57) TOTAL														

FORMA: 1918 - 1

NOTA:

(a) SE REFIERE A LOS GASTOS CONTEMPLADOS EN LA LEY PROGRAMA ALIMENTACIÓN PARA LOS TRABAJADORES
(b) UNIVERSIDADES POLITÉCNICAS TERRITORIALES, INSTITUTOS Y COLEGIOS UNIVERSITARIOS

IMPORTANTE: AGREGAR TODAS LAS COLUMNAS QUE SEAN NECESARIAS PARA INCLUIR LAS ASIGNACIONES POR GASTOS DE PERSONAL NO DETALLADA EN LA FORMA. NO ULTIZAR LA DESCRPCION "OTROS".

REMUNERACIONES Y BENEFICIOS SOCIOECONÓMICOS DEL ACTIVO Y PASIVO
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLIVARES)

TIPO DE PERSONAL	PRIMA GRADO ACADEMICO	COMPENSACION ACADEMICA (b)	REMANENTE IMPLANTACION DE TABULADOR (R.I.T.)	BONO TRANSPORTE	PRIMA RURALIDAD (b)	BONO NOCTURNO	DIAS FERIADOS	PRIMA ESPECIAL PARA CHOFERES	INCENTIVO AL ESTUDIO	BONO ALIMENTACION (a)	BONO SALUD / FAMILIAR	BONO VACACIONAL
(2)	14	15	16	17	18	19	20	21	22	23	24	25
DOCENTE												
- ORDINARIOS												
DIRECTIVO												
INSTRUCTOR												
ASISTENTE												
AGREGADO												
ASOCIADO												
TITULAR												
- ESPECIALES												
CONTRATADOS												
INSTRUCTOR												
ASISTENTE												
AGREGADO												
ASOCIADO												
TITULAR												
AUXILIAR DOCENTE												
I												
II												
III												
IV												
V												
- INVESTIGADORES Y DOCENTES LIBRES												
- JUBILADO Y PENSIONADO												
- SOBREVIVIENTE												
ADMINISTRATIVOS												
- PROFESIONALES Y TÉCNICOS												
DIRECTIVO												
FIJO												
CONTRATADO												
JUBILADO Y PENSIONADO												
SOBREVIVIENTE												
- APOYO												
FIJO												
CONTRATADO												
JUBILADO Y PENSIONADO												
SOBREVIVIENTE												
OBREROS												
FIJO												
CONTRATADO												
JUBILADO Y PENSIONADO												
SOBREVIVIENTE												
(57) TOTAL												

FORMA: 1918 - 2

NOTA:

(a) SE REFIERE A LOS GASTOS CONTEMPLADOS EN LA LEY PROGRAMA ALIMENTACIÓN PARA LOS TRABAJADORES
(b) UNIVERSIDADES POLITÉCNICAS TERRITORIALES, INSTITUTOS Y COLEGIOS UNIVERSITARIOS

IMPORTANTE: AGREGAR TODAS LAS COLUMNAS QUE SEAN NECESARIAS PARA INCLUIR LAS ASIGNACIONES POR GASTOS DE PERSONAL NO DETALLADA EN LA FORMA. NO ULTIZAR LA DESCRPCION "OTROS".

CONAPRE
MPPEU
OPSU

REMUNERACIONES Y BENEFICIOS SOCIOECONÓMICOS DEL ACTIVO Y PASIVO
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLIVARES)

TIPO DE PERSONAL	BONO RECREACIONAL	BONO FIN DE AÑO	BONO DOCTOR	BONO ESPECIAL / BONO ESCOLAR (b)	BONO ASIDUIDAD Y EFICIENCIA (b)	COMPENSACION POR EFICIENCIA Y PRODUCTIVIDAD (b)	CAJA DE AHORROS	FONDO DE JUBILACIONES Y PENSIONES	IPASME (b)	REGIMEN PRESTACIONAL DE EMPLEADO	S.S.O.
(2)	26	27	28	29	30	31	32	33	34	35	36
DOCENTE											
- ORDINARIOS											
DIRECTIVO											
INSTRUCTOR											
ASISTENTE											
AGREGADO											
ASOCIADO											
TITULAR											
- ESPECIALES											
CONTRATADOS											
INSTRUCTOR											
ASISTENTE											
AGREGADO											
ASOCIADO											
TITULAR											
AUXILIAR DOCENTE											
I											
II											
III											
IV											
V											
- INVESTIGADORES Y DOCENTES LIBRES											
- JUBILADO Y PENSIONADO											
- SOBREVIVIENTE											
ADMINISTRATIVOS											
- PROFESIONALES Y TÉCNICOS											
DIRECTIVO											
FIJO											
CONTRATADO											
JUBILADO Y PENSIONADO											
SOBREVIVIENTE											
- APOYO											
FIJO											
CONTRATADO											
JUBILADO Y PENSIONADO											
SOBREVIVIENTE											
OBREROS											
FIJO											
CONTRATADO											
JUBILADO Y PENSIONADO											
SOBREVIVIENTE											
(57) TOTAL											

FORMA: 1918 - 3

NOTA:

(a) SE REFIERE A LOS GASTOS CONTEMPLADOS EN LA LEY PROGRAMA ALIMENTACIÓN PARA LOS TRABAJADORES
(b) UNIVERSIDADES POLITÉCNICAS TERRITORIALES, INSTITUTOS Y COLEGIOS UNIVERSITARIOS

IMPORTANTE: AGREGAR TODAS LAS COLUMNAS QUE SEAN NECESARIAS PARA INCLUIR LAS ASIGNACIONES POR GASTOS DE PERSONAL NO DETALLADA EN LA FORMA. NO ULTIZAR LA DESCRPCION "OTROS".

REMUNERACIONES Y BENEFICIOS SOCIOECONÓMICOS DEL ACTIVO Y PASIVO
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLIVARES)

TIPO DE PERSONAL	REGIMEN PRESTACIONAL DE HABITAT Y VIVIENDA (FAO)	DECRETO CUIDADO DIARIO (GUARDERIAS)	SEGURO HOSPITALIZACION, CIRUGIA Y MATERNIDAD	SEGURO DE VIDA Y ACCIDENTES	SERVICIO MEDICO	PRESTACIONES SOCIALES				PREVISION SOCIAL	DOTACION DE UNIFORME	BECAS DE ESTUDIO
						ANTICIPOS SOBRE LAS PRESTACIONES SOCIALES	8,5%	PRESTACIONES SOCIALES Y DIAS CIMPLEMETARIOS (PERSONAL OBRERO)	PRESTACIONES SOCIALES Y DIAS COMPLEMETARIOS (PERSONAL DOCENTE Y ADMINISTRATIVO)			
(2)	37	38	39	40	41	42	43	44	45	46	47	48
DOCENTE												
- ORDINARIOS												
DIRECTIVO												
INSTRUCTOR												
ASISTENTE												
AGREGADO												
ASOCIADO												
TITULAR												
- ESPECIALES												
CONTRATADOS												
INSTRUCTOR												
ASISTENTE												
AGREGADO												
ASOCIADO												
TITULAR												
AUXILIAR DOCENTE												
I												
II												
III												
IV												
V												
- INVESTIGADORES Y DOCENTES LIBRES												
- JUBILADO Y PENSIONADO												
- SOBREVIVIENTE												
ADMINISTRATIVOS												
- PROFESIONALES Y TÉCNICOS												
DIRECTIVO												
FIJO												
CONTRATADO												
JUBILADO Y PENSIONADO												
SOBREVIVIENTE												
- APOYO												
FIJO												
CONTRATADO												
JUBILADO Y PENSIONADO												
SOBREVIVIENTE												
OBREROS												
FIJO												
CONTRATADO												
JUBILADO Y PENSIONADO												
SOBREVIVIENTE												
(57) TOTAL												

FORMA: 1918 - 4

NOTA:

(a) SE REFIERE A LOS GASTOS CONTEMPLADOS EN LA LEY PROGRAMA ALIMENTACIÓN PARA LOS TRABAJADORES
(b) UNIVERSIDADES POLITÉCNICAS TERRITORIALES, INSTITUTOS Y COLEGIOS UNIVERSITARIOS

IMPORTANTE: AGREGAR TODAS LAS COLUMNAS QUE SEAN NECESARIAS PARA INCLUIR LAS ASIGNACIONES POR GASTOS DE PERSONAL NO DETALLADA EN LA FORMA. NO ULTIZAR LA DESCRPCION "OTROS".

ONAPRE
MPPEU
OPSU

REMUNERACIONES Y BENEFICIOS SOCIOECONÓMICOS DEL ACTIVO Y PASIVO
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLIVARES)

TIPO DE PERSONAL	RECONOCIMIENTO DE LOS CINCO DIAS ANUALES (PERSONAL OBRERO)	JUGUETES	AYUDA POR MATROMONIO	AYUDA NACIMIENTO	AYUDA DEFUNCION	CAPACITARIO Y ADIESTRAMIENTO	ACTIVIDADES CULTURALES Y DEPORTIVAS	TOTAL GENERAL
(2)	49	50	51	52	53	54	55	56
DOCENTE								
- ORDINARIOS								
DIRECTIVO								
INSTRUCTOR								
ASISTENTE								
AGREGADO								
ASOCIADO								
TITULAR								
- ESPECIALES								
CONTRATADOS								
INSTRUCTOR								
ASISTENTE								
AGREGADO								
ASOCIADO								
TITULAR								
AUXILIAR DOCENTE								
I								
II								
III								
IV								
V								
- INVESTIGADORES Y DOCENTES LIBRES								
- JUBILADO Y PENSIONADO								
- SOBREVIVIENTE								
ADMINISTRATIVOS								
- PROFESIONALES Y TÉCNICOS								
DIRECTIVO								
FIJO								
CONTRATADO								
JUBILADO Y PENSIONADO								
SOBREVIVIENTE								
- APOYO								
FIJO								
CONTRATADO								
JUBILADO Y PENSIONADO								
SOBREVIVIENTE								
OBREROS								
FIJO								
CONTRATADO								
JUBILADO Y PENSIONADO								
SOBREVIVIENTE								
(57) TOTAL								

FORMA: 1918 - 5

NOTA:

(a) SE REFIERE A LOS GASTOS CONTEMPLADOS EN LA LEY PROGRAMA ALIMENTACIÓN PARA LOS TRABAJADORES
(b) UNIVERSIDADES POLITÉCNICAS TERRITORIALES, INSTITUTOS Y COLEGIOS UNIVERSITARIOS

IMPORTANTE: AGREGAR TODAS LAS COLUMNAS QUE SEAN NECESARIAS PARA INCLUIR LAS ASIGNACIONES POR GASTOS DE PERSONAL NO DETALLADA EN LA FORMA. NO ULTIZAR LA DESCRPCION "OTROS".

FORMA 1919 RESUMEN DE LOS RECURSOS HUMANOS

A. Objetivo

Presentar información consolidada del monto anual en bolívares enteros asignados en el presupuesto al personal (ACTIVO y PASIVO), de acuerdo a la clasificación establecida, para el año real, último estimado y año programado.

LA INFORMACIÓN SE OBTIENE DE LA NÓMINA DE PERSONAL AUTORIZADA POR LA OPSU PARA CADA UNO DE LOS AÑOS.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Identificación del Ente y año que se presupuesta.
2 y 3	Señale el número del personal y el monto anual en bolívares enteros asignados en el presupuesto para el año real.
4 y 5	Señale el número del personal desagregado por géneros (Femenino y Masculino), así como los cargos vacantes y el monto anual en bolívares enteros asignados en el presupuesto para el año último estimado.
6 y 7	Señale el número del personal desagregado por géneros (Femenino y Masculino), así como los cargos vacantes y el monto anual en bolívares enteros asignados en el presupuesto para el año objeto del presupuesto.
8	Indique la sumatoria de las columnas 2 a la 7

RESUMEN DE LOS RECURSOS HUMANOS
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

TIPO DE PERSONAL	AÑO REAL					AÑO ULTIMO ESTIMADO					AÑO PRESUPUESTADO				
	N° DE CARGOS				MONTO ANUAL	Nº DE CARGOS				MONTO ANUAL	Nº DE CARGOS				MONTO ANUAL
	F	M	V	TOTAL		F	M	V	TOTAL		F	M	V	TOTAL	
	(2)				(3)	(4)				(5)	(6)				(7)
DOCENTE															
ORDINARIO															
CONTRATADO															
AUXILIAR DOCENTE															
INVESTIGADORES Y DOCENTES LIBRES															
JUBILADOS, PENSIONADOS Y SOBREVIVIENTES															
ADMINISTRATIVOS															
PROFESIONALES Y TÉCNICOS															
APOYO															
CONTRATADO															
JUBILADOS, PENSIONADOS Y SOBREVIVIENTES															
OBREROS															
FIJO															
CONTRATADO															
JUBILADOS, PENSIONADOS Y SOBREVIVIENTES															
(8) TOTAL															

FORMA: 1919

- SIENDO "F": FEMENINO, "M": MASCULINO Y "V": VACANTE

FORMA 1920 RESUMEN DEL CONTRATO COLECTIVO

A. Objetivo

Obtener información, para cada uno de los contratos colectivos existentes en el Ente correspondiente al número de trabajadores y el costo (Incluyendo las Base de Cálculos) de los principales conceptos, para los años anteriores y lo programado para el año que se presupuesta.

B. Instrucciones para el registro de la información

CAMPO	*DESCRIPCIÓN*
1	Identificación del Ente y año que se presupuesta.
2	Señale el nombre del gremio y/o agrupación, con el cual se ha suscrito el contrato colectivo de trabajo. Debe llenar un formulario para cada contrato.
3	Señale el N° de trabajadores amparados en el contrato colectivo.
4 y 5	Señale la fecha de inicio y conclusión del contrato vigente.
6 y 7	Indique el número y la denominación de la cláusula del contrato.
8	Escriba, según el Clasificador Presupuestario de Recursos y Egresos, el código de la partida y sub-partida, específica y sub-específica, correspondiente a cada una de las cláusulas indicadas.
9 a la 11	Exprese los montos en bolívares enteros de los conceptos señalados en la columna 7, para los años REAL, ÚLTIMO ESTIMADO Y AÑO PROGRAMADO.

CAMPO	DESCRIPCIÓN
12	Establezca los montos por diferencia, para cada uno de los conceptos, entre el AÑO PROGRAMADO (Columna 12) y el ÚLTIMO ESTIMADO (Columna 10).
13	Detalle la metodología (BASES DE CÁLCULO), por cada una de las cláusulas del contrato, que permitan fundamentar el costo (Columna 11), para el AÑO PROGRAMADO.
14	Indique la sumatoria de las columnas 9 a la 12.

NOTA: DIFERENCIAR ENTRE LAS CLÁUSULAS PARTICULARES POR CONTRATACIÓN INTERNA, DE LAS ESTABLECIDAS POR ACUERDOS FEDERATIVOS.

RESUMEN DEL CONTRATO COLECTIVO

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

(2) IDENTIFICACIÓN DEL CONTRATO:					(3) Nº DE TRABAJADORES AMPARADOS:		
(4) FECHA DE INICIO:		(5) FECHA DE CONCLUSIÓN: (*)					
Nº	CLÁUSULAS		COSTO				BASE DE CÁLCULOS
	DENOMINACIÓN	ESPECÍFICA O SUB-ESPECÍFICA	AÑO REAL	AÑO ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO	DIFERENCIA ABSOLUTA (9-8)	
(6)	(7)	(8)	(9)	(10)	(11)	(12)	(13)
(14) TOTAL							

FORMA: 1920

(*) Elaborar el formato por separado, en funcion del contrato colectivo que aplica para empleados y del contrato colectivo que aplica para los obreros, cuando corresponda.

FORMA 1921 RESUMEN DEL PRESUPUESTO POR PROYECTOS Y ACCIONES CENTRALIZADAS

A. Objetivo

Presentar información comparativa de los créditos presupuestarios asignados a nivel de proyectos y acciones centralizadas que conforman el presupuesto del Ente.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Registre el nombre del Ente y el año para el cual se presupuesta.
2 y 3	Registre el código y la denominación de cada uno de los proyectos que conforman la estructura presupuestaria del Ente. **NOTA: UTILIZAR LA ESTRUCTURA PRESUPUESTARIA DE PROYECTOS VIGENTE EN CADA AÑO.**
4, 5 y 6	Indique la asignación presupuestaria en bolívares enteros para los años REAL, ÚLTIMO ESTIMADO Y PROGRAMADO, a nivel de proyectos
7	Señale el monto en bolívares enteros del **SUB-TOTAL A** correspondiente a las columnas 4, 5 y 6.
8 y 9	Indica el código y la denominación de cada de las acciones centralizadas que conforman la estructura presupuestaria del Ente.
10, 11 y 12	Señale la asignación presupuestaria en bolívares enteros, para los años REAL, ÚLTIMO ESTIMADO Y PROGRAMADO a nivel de acciones centralizadas.
13	Señale el monto en bolívares enteros del **SUB-TOTAL B** correspondiente a las columnas 10,11 y 12.
14	Registre la sumatoria del SUB-TOTAL A + SUB-TOTAL B, el cual constituye el presupuesto del Ente.

RESUMEN DEL PRESUPUESTO POR PROYECTOS Y ACCIONES CENTRALIZADAS

(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

PROYECTO		AÑO REAL	AÑO ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO
CÓDIGO (2)	DENOMINACIÓN (3)	(4)	(5)	(6)
(7) SUB-TOTAL A:				

ACCION CENTRALIZADA		AÑO REAL	AÑO ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO
CÓDIGO (8)	DENOMINACIÓN (9)	(10)	(11)	(12)
01	Dirección y Coordinación de los Gastos de los Trabajadores			
02	Gestión Administrativa			
03	Previsión y Protección Social			
04	Otras			
07	Protección y Atención Integral a las Familias y Personas en Refugios en Caso de Emergencias o Desastres			
(13) SUB-TOTAL B:				
(14) TOTAL GENERAL: SUB-TOTAL A + SUB-TOTAL B				

FORMA 1921

NOTA: UTILIZAR LA ESTRUCTURA PRESUPUESTARIA DE PROYECTOS VIGENTE EN CADA AÑO

FORMA 1922 CONSOLIDADO DE PROYECTOS Y ACCIONES CENTRALIZADAS POR PARTIDAS DE EGRESOS

A. Objetivo

Presentar el resumen del presupuesto objeto de programación a nivel de Proyecto y Acciones Centralizadas por partidas, considerando los lineamientos de las autoridades competentes en materia de planificación nacional y presupuesto, con el fin de facilitar el análisis de las cuentas que conforman el presupuesto de gastos del ente.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Registre el nombre del Ente y el año para el cual se presupuesta.
2 y 3	Indique el código y la denominación de cada uno de los proyectos.
4	Señale el monto en bolívares enteros de las partidas.
5	Registre la sumatoria en forma horizontal de las columnas que integran el campo N° 4.
6	Anote la sumatoria en forma vertical de cada unas de las columnas que conforman los campos N° 4 y 5.
7 y 8	Indica el código y la denominación de las acciones.
9	Señale el monto en bolívares enteros de las partidas.
10	Registre la sumatoria en forma horizontal de las columnas que integran el campo N° 9.
11	Anote la sumatoria en forma vertical de cada unas de las columnas que conforman los campos N° 9 y 10.
12	Señale el monto total correspondientes a los campos 6 y 11.

CONAPRE
MPPEU
OPSU

INSTRUCTIVO N° 19

(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

CONSOLIDADO DE PROYECTOS Y ACCIONES CENTRALIZADAS POR PARTIDAS DE EGRESOS

(2) Código Proyecto	Denominación (3)	(4) Partidas									Total (5)
		4.01	4.02	4.03	4.04	4.05	4.07	4.08	4.11	4.12	
(6) Total											

(7) Código Acción Centralizada	Denominación (8)	(9) Partidas									Total (10)
		4.01	4.02	4.03	4.04	4.05	4.07	4.08	4.11	4.12	
01	Dirección y Coordinación de los Gastos de los Trabajadores										
02	Gestión Administrativa										
03	Previsión y Protección Social										
04	Otras										
07	Protección y Atención Integral a las Familias y Personas en Refugios en Caso de Emergencias o Desastres										
(11) Total											
(12) Total											

FORMA: 1922

FORMA 1923 CONSOLIDADO DE PROYECTOS Y ACCIONES CENTRALIZADAS POR FUENTES DE FINANCIAMIENTO

A. Objetivo

Presentar la información consolidada del presupuesto para los proyectos y las acciones centralizadas, desagregadas por fuentes de financiamiento y expresados en bolívares, considerando los lineamientos emanados por las autoridades competentes en materia de planificación nacional.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Indique la denominación del Ente y el año que se presupuesta.
2 y 3	Señale el código y la denominación de cada uno de los proyectos a ser presupuestado.
4 y 5	Indique la fecha de inicio y culminación (Plazo de Ejecución del Proyecto), así como la unidad de medida y la cantidad de la meta asignada al proyecto. **Las metas de los proyectos susceptibles al género, deben ser desagregadas en Femenino y Masculino y luego totalizarlas.** **Si la meta escogida NO es susceptible al género debe colocarse directamente en la columna de TOTAL.**
6	Registre la asignación presupuestaria en bolívares enteros asignada al proyecto.

CAMPO	DESCRIPCIÓN
7 y 8	Registre por cada fuente de financiamiento los montos a ser asignados en los proyectos, así como el monto total producto de la suma total por fuentes de financiamiento.
9 y 10	Anote el nombre del funcionario responsable de la ejecución del proyecto, así como la directriz estratégica donde se circunscribe el mismo.
11	Escriba el monto sub-total para las columnas de la 6 a la 8.
12 y 13	Señala el código y la denominación de las acciones centralizadas.
14	Registre la asignación presupuestaria en bolívares enteros para cada acción centralizada.
15 y 16	Señale en cada fuente de financiamiento, los montos a ser asignado para cada una de las acciones centralizadas, así como el monto total producto de la sumatoria por fuentes de financiamiento.
17	Anote el nombre del funcionario responsable de la ejecución de la acción centralizada,
18	Escriba el monto sub-total para las columnas de la 14 a la 16.
19	Registre la sumatoria de los sub totales.

NOTA:

EL MONTO TOTAL DEL PRESUPUESTO POR PROYECTOS Y ACCIONES CENTRALIZADAS A NIVEL DE FUENTES DE FINANCIAMIENTO, DEBE CORRESPONDERSE AL MONTO TOTAL DEL PRESUPUESTO DE LA FORMA 1922, ASI COMO AL MONTO TOTAL DE LA COLUMNA PARA EL AÑO PRESUPUESTADO DE LA FORMA 1921.

CONSOLIDADO DE PROYECTOS Y ACCIONES CENTRALIZADAS POR FUENTES DE FINANCIAMIENTO

(En Bolivares)

(1) ENTE:

EJERCICIO FISCAL AÑO :

Código (2)	Proyectos (3)	(4) Plazo de Ejecución		(5) Meta del Proyecto				Asignación Presupuestaria (6)	(7) Fuentes de Financiamiento				Responsable de la Ejecución (9)	Directriz Estratégica (10)
		Año de Inicio	Año de Culminación	Unidad de Medida	Femenino	Masculino	Total		Recursos Propios	Tranferencias y Donaciones de la República	Otras Fuentes Financiamiento	TOTAL (8)		
(11) Sub Total														

Código (12)	Acciones Centralizadas (13)	Asignación Presupuestaria (14)	(15) Fuentes de Financiamiento				Responsable de la Ejecución (17)
			Recursos Propios	Tranferencias y Donaciones de la República	Otras Fuentes Financiamiento	TOTAL (16)	
01	Dirección y Coordinación de los Gastos de los Trabajadores						
02	Gestión Administrativa						
03	Previsión y Protección Social						
04	Otras						
07	Protección y Atención Integral a las Familias y Personas en Refugios en Caso de Emergencias o Desastres						
(18) Sub Total							
(19) TOTAL PROYECTOS Y ACCIONES CENTRALIZADAS							

FORMA 1923

FORMA 1924 RESUMEN DE CRÉDITOS POR PARTIDAS Y FUENTES DE FINANCIAMIENTO

A. Objetivo

Presentar la información comparativa del monto de los créditos presupuestarios de cada partida, para los años real, último año estimado y presupuestado, con relación a las fuentes de recursos que financian el presupuesto de gastos del ente, de conformidad con el Clasificador Presupuestario de Recursos y Egresos de la Oficina Nacional de Presupuesto (ONAPRE).

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Identificación del Ente y el año que se presupuesta.
2	Indica el código y la denominación de las partidas de acuerdo al clasificador presupuestario de recursos y egresos vigente.
3 a la 4	Señale el monto asignado en bolívares enteros, desagregado a nivel de partidas, para los años anteriores y al año objeto del presupuesto.
5	Registre el monto de la partida distribuido por fuente de financiamiento para el año que se presupuesta.
6	Indique el total de las columnas N° 3 a la 5.

NOTA: EL MONTO TOTAL EN LAS COLUMNAS 3 A LA 5, DEBE COINCIDIR CON EL MONTO TOTAL DE LAS FORMAS 1921 Y 1926.

RESUMEN DE CREDITOS POR PARTIDAS Y FUENTES DE FINANCIAMIENTO

(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

PARTIDA DE GASTOS (2)		AÑO REAL (3)	AÑO ÚLTIMO ESTIMADO (4)	(5) AÑO PRESUPUESTADO			
CÓDIGO	DENOMINACIÓN			Recursos Propios	Transferencias y Donaciones de la República	Otras Fuentes de Financiamiento	Total
4.01	GASTOS DE PERSONAL						
4.02	MATERIALES, SUMINISTROS Y MERCANCÍAS						
4.03	SERVICIOS NO PERSONALES						
4.04	ACTIVOS REALES						
4.05	ACTIVOS FINANCIEROS						
4.07	TRANSFERENCIAS Y DONACIONES						
4.08	OTROS GASTOS						
4.11	DISMINUCIÓN DE PASIVOS						
4.12	DISMINUCIÓN DE PATRIMONIO						
(6) TOTAL							

FORMA: 1924

FORMA 1925 PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS

A. Objetivo

Presentar los montos de ingresos y fuentes de financiamiento del ente, para el año real, último estimado y el año objeto del presupuesto, programado trimestralmente, de acuerdo al Clasificador Presupuestarios de Recursos y Egresos de la Oficina Nacional de Presupuesto (ONAPRE), desagregados en el grupo de recursos por niveles de ramos y en sub-ramos genérico, específico y sub-específicos según corresponda, consolidada en forma institucional.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Señale el nombre del Ente y el año objeto del presupuesto.
2 y 3	Indica el rubro y la denominación correspondiente para cada una de las cuentas de recursos y fuentes financieras, **de acuerdo a la clasificación presupuestaria**.
4 y 5	Registre el monto en bolívares enteros de los rubros que conforman los Ingresos para los años REAL Y ÚLTIMO ESTIMADO.
6	Registre el monto en bolívares de cada uno de los trimestres del año presupuestado de los rubros de ingresos y fuentes de financiamiento que aparecen en la columna 3.
	Indique el monto total, producto de la sumatoria de los trimestres correspondientes.
7	Señale el total de las columnas 4, 5 y 6.

NOTA:
PARA LOS AÑOS ANTERIORES EL MOMENTO DEL INGRESO A CONSIDERARSE ES EL DEVENGADO, ES DECIR, CUANDO NACE EL DERECHO DE PERCIBIR UNA CONTRAPRESTACIÓN PECUNIARIA, EN RAZÓN DE LA VENTA DE BIENES Y/O SERVICIOS O DE DISPOSICIONES LEGALES.

ASIMISMO SE DEBE CUMPLIR EL PRINCIPIO DE EQUILIBRIO PRESUPUESTARIO (INGRESOS = GASTOS), EN TODOS LOS AÑOS DEBE EXISTIR COINCIDENCIA EN LOS MONTOS TOTALES CON LA FORMA 1926: PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS.

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
3.00.00.00.00	**RECURSOS**							
3.01.00.00.00	**INGRESOS ORDINARIOS**							
3.01.03.00.00	**Ingresos por tasas**							
3.01.03.01.00	Derechos de tránsito terrestre							
3.01.03.02.00	Derechos a examen							
3.01.03.03.00	Derechos de expedición, renovación y reválida de licencias							
3.01.03.04.00	Derechos de registro y traspaso							
3.01.03.05.00	Derechos de placas identificadoras							
3.01.03.06.00	Derechos por revisión anual							
3.01.03.07.00	Derechos por remoción o arrastre de vehículos							
3.01.03.08.00	Derechos por estacionamiento de vehículos							
3.01.03.09.00	Permiso para uso de rutas extraurbanas							
3.01.03.10.00	Copias de documentos							
3.01.03.11.00	Tasas para el uso de aeronaves y por licencias de personal aeronáutico							
3.01.03.12.00	Tasas aeroportuarias							
3.01.03.13.00	Tasas por uso de canales de navegación							
3.01.03.14.00	Patente de navegación							
3.01.03.15.00	Expedición de licencias de navegación							
3.01.03.16.00	Servicio de telecomunicaciones							
3.01.03.17.00	Permisos para estaciones privadas de radiocomunicaciones							
3.01.03.18.00	Derechos de pilotajes							
3.01.03.19.00	Habilitación de pilotaje							
3.01.03.20.00	Servicios de remolcadores							
3.01.03.21.00	Habilitación de remolcadores							
3.01.03.22.00	Habilitación de capitanías de puerto							
3.01.03.23.00	Otros servicios de capitanías de puerto							
3.01.03.24.00	Tasas de faros y boyas							
3.01.03.25.00	Servicios de aduana							
3.01.03.26.00	Habilitación de aduanas							
3.01.03.27.00	Derechos de almacenaje							
3.01.03.28.00	Corretaje de bultos postales							
3.01.03.29.00	Servicios de consulta sobre clasificación arancelaria, valoración aduanera y análisis de laboratorio							
3.01.03.30.00	Bandas de garantía, cápsulas y sellos							
3.01.03.31.00	Servicio de peaje							
3.01.03.32.00	Servicio de riego y drenaje							
3.01.03.33.00	Estampillas fiscales							
3.01.03.34.00	Papel sellado							
3.01.03.35.00	Derechos de traslado							
3.01.03.36.00	Servicios sanitarios marítimos							
3.01.03.37.00	Servicios hospitalarios							
3.01.03.38.00	Venta de copias de planos							
3.01.03.39.00	Derechos de contraste, verificación y estudios							
3.01.03.40.00	Patente de pesca de perlas							
3.01.03.41.00	Licencia de caza							
3.01.03.44.00	Registro sanitario							
3.01.03.45.00	Derechos de análisis de sustancias químicas							
3.01.03.47.00	Matrícula para importar y exportar sustancias estupefacientes y psicotrópicas							
3.01.03.59.00	Deudas morosas por tasas							
3.01.03.99.00	Otros tipos de tasas							
3.01.04.00.00	**Ingresos por contribuciones especiales**							
3.01.04.01.00	Sobre la plusvalía inmobiliaria							
3.01.04.99.00	Otras contribuciones especiales							
3.01.05.00.00	**Ingresos por aportes y contribuciones a la seguridad social**							
3.01.05.01.00	Ingresos por aportes patronales a la seguridad social							
3.01.05.01.01	Ingresos por aportes del sector privado							
3.01.05.01.02	Ingresos por aportes del sector público							
3.01.05.02.00	Contribuciones personales a la seguridad social							
3.01.05.02.01	Contribuciones del sector privado							
3.01.05.02.02	Contribuciones del sector público							
3.01.09.00.00	**Ingresos por la venta de bienes y servicios de la administración pública**							
3.01.09.01.00	Ingresos por la venta de bienes							
3.01.09.01.02	Ingresos por la venta de publicaciones oficiales y formularios							

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
3.01.09.99.00	Ingresos por la venta de otros bienes y servicios							
3.01.10.00.00	**Ingresos de la propiedad**							
3.01.10.01.00	Intereses por préstamos concedidos al sector privado							
3.01.10.02.00	Intereses por préstamos concedidos al sector público							
3.01.10.02.01	Intereses por préstamos concedidos a la República							
3.01.10.02.02	Intereses por préstamos concedidos a entes descentralizados sin fines empresariales							
3.01.10.02.03	Intereses por préstamos concedidos a instituciones de protección social							
3.01.10.02.04	Intereses por préstamos concedidos a entes descentralizados con fines empresariales petroleros							
3.01.10.02.05	Intereses por préstamos concedidos a entes descentralizados con fines empresariales no petroleros							
3.01.10.02.06	Intereses por préstamos concedidos a entes descentralizados financieros bancarios							
3.01.10.02.07	Intereses por préstamos concedidos a entes descentralizados financieros no bancarios							
3.01.10.02.08	Intereses por préstamos concedidos al Poder Estadal							
3.01.10.02.09	Intereses por préstamos concedidos al Poder Municipal							
3.01.10.04.00	Intereses por depósitos en instituciones financieras							
3.01.10.04.01	Intereses por depósitos a la vista							
3.01.10.04.02	Intereses por depósitos a plazo fijo							
3.01.10.05.00	Intereses de títulos y valores							
3.01.10.05.01	Intereses de títulos y valores privados							
3.01.10.05.02	Intereses de títulos y valores públicos							
3.01.10.06.00	Utilidades de acciones y participaciones de capital							
3.01.10.06.01	Utilidades de acciones y participaciones de capital del sector privado empresarial							
3.01.10.06.04	Utilidades de acciones y participaciones de capital de entes descentralizados con fines empresariales no petroleros							
3.01.10.06.05	Utilidades de acciones y participaciones de capital de entes descentralizados financieros bancarios							
3.01.10.06.06	Utilidades de acciones y participaciones de capital de entes descentralizados financieros no bancarios							
3.01.10.08.00	Alquileres							
3.01.10.08.01	Alquileres de edificios y locales							
3.01.10.08.02	Alquileres de tierras y terrenos							
3.01.10.08.03	Alquileres de instalaciones culturales y recreativas							
3.01.10.08.04	Alquileres de máquinas y demás equipos de construcción, campo, industria y taller							
3.01.10.08.05	Alquileres de equipos de transporte, tracción y elevación							
3.01.10.08.06	Alquileres de equipos de telecomunicaciones y señalamiento							
3.01.10.08.07	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria							
3.01.10.08.08	Alquileres de equipos científicos, de enseñanza y recreación							
3.01.10.08.09	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento							
3.01.10.08.99	Alquileres de otros bienes							
3.01.10.09.00	Derechos sobre bienes intangibles							
3.01.10.09.01	Marcas de fábrica y patentes de invención							
3.01.10.09.02	Derechos de autor							
3.01.10.09.03	Paquetes y programas de computación							
3.01.10.10.00	Concesiones de bienes y servicios							
3.01.11.00.00	**Diversos ingresos**							
3.01.11.04.00	Juicios y costas procesales							
3.01.11.04.01	Ingresos por el principal en sentencias judiciales							
3.01.11.04.02	Costas procesales varias							
3.01.11.04.04	Otras disposiciones legales							
3.01.11.04.05	Indemnización por incumplimiento de contratos							
3.01.11.04.06	Juicios y costas procesales por impuesto sobre la renta							
3.01.11.05.00	Beneficios en operaciones cambiarias							
3.01.11.06.00	Utilidad por venta de activos							
3.01.99.00.00	**Otros ingresos ordinarios**							
3.01.99.01.00	Otros ingresos ordinarios							
3.02.00.00.00	**INGRESOS EXTRAORDINARIOS**							
3.02.99.00.00	**Otros ingresos extraordinarios**							

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
3.02.99.01.00	Otros ingresos extraordinarios							
3.04.00.00.00	**INGRESOS AJENOS A LA OPERACIÓN**							
3.04.01.00.00	**Subsidios para precios y tarifas**							
3.04.01.01.00	Subsidios para precios y tarifas							
3.04.02.00.00	**Incentivos a la exportación**							
3.04.02.01.00	Incentivos a la exportación							
3.04.99.00.00	**Otros ingresos ajenos a la operación**							
3.04.99.01.00	Otros ingresos ajenos a la operación							
3.05.00.00.00	**TRANSFERENCIAS Y DONACIONES**							
3.05.01.00.00	**Transferencias y donaciones corrientes**							
3.05.01.01.00	Transferencias corrientes internas del sector privado							
3.05.01.01.01	Transferencias corrientes internas de personas							
3.05.01.01.02	Transferencias corrientes internas de instituciones sin fines de lucro							
3.05.01.01.03	Transferencias corrientes internas de empresas privadas							
3.05.01.02.00	Donaciones corrientes internas del sector privado							
3.05.01.02.01	Donaciones corrientes internas de personas							
3.05.01.02.02	Donaciones corrientes internas de instituciones sin fines de lucro							
3.05.01.02.03	Donaciones corrientes internas de empresas privadas							
3.05.01.03.00	Transferencias corrientes internas del sector público							
3.05.01.03.01	Transferencias corrientes internas de la República							
3.05.01.03.02	Transferencias corrientes internas de entes descentralizados sin fines empresariales							
3.05.01.03.03	Transferencias corrientes internas de instituciones de protección social							
3.05.01.03.04	Transferencias corrientes internas de entes descentralizados con fines empresariales petroleros							
3.05.01.03.05	Transferencias corrientes internas de entes descentralizados con fines empresariales no petroleros							
3.05.01.03.06	Transferencias corrientes internas de entes descentralizados financieros bancarios							
3.05.01.03.07	Transferencias corrientes internas de entes descentralizados financieros no bancarios							
3.05.01.03.08	Transferencias corrientes internas del Poder Estadal							
3.05.01.03.09	Transferencias corrientes internas del Poder Municipal							
3.05.01.03.99	Otras transferencias corrientes internas del sector público							
3.05.01.04.00	Donaciones corrientes internas del sector público							
3.05.01.04.01	Donaciones corrientes internas de la República							
3.05.01.04.02	Donaciones corrientes internas de entes descentralizados sin fines empresariales							
3.05.01.04.03	Donaciones corrientes internas de instituciones de protección social							
3.05.01.04.04	Donaciones corrientes internas de entes descentralizados con fines empresariales petroleros							
3.05.01.04.05	Donaciones corrientes internas de entes descentralizados con fines empresariales no petroleros							
3.05.01.04.06	Donaciones corrientes internas de entes descentralizados financieros bancarios							
3.05.01.04.07	Donaciones corrientes internas de entes descentralizados financieros no bancarios							
3.05.01.04.08	Donaciones corrientes internas del Poder Estadal							
3.05.01.04.09	Donaciones corrientes internas del Poder Municipal							
3.05.01.05.00	Transferencias corrientes del exterior							
3.05.01.05.01	Transferencias corrientes de instituciones sin fines de lucro							
3.05.01.05.02	Transferencias corrientes de gobiernos extranjeros							
3.05.01.05.03	Transferencias corrientes de organismos internacionales							
3.05.01.06.00	Donaciones corrientes del exterior							
3.05.01.06.01	Donaciones corrientes de personas							
3.05.01.06.02	Donaciones corrientes de instituciones sin fines de lucro							
3.05.01.06.03	Donaciones corrientes de gobiernos extranjeros							
3.05.01.06.04	Donaciones corrientes de organismos internacionales							
3.05.02.00.00	**Transferencias y donaciones de capital**							
3.05.02.01.00	Transferencias de capital internas del sector privado							
3.05.02.01.01	Transferencias de capital internas de personas							
3.05.02.01.02	Transferencias de capital internas de instituciones sin fines de lucro							

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
3.05.02.01.03	Transferencias de capital internas de empresas privadas							
3.05.02.02.00	Donaciones de capital internas del sector privado							
3.05.02.02.01	Donaciones de capital internas de personas							
3.05.02.02.02	Donaciones de capital internas de instituciones sin fines de lucro							
3.05.02.02.03	Donaciones de capital internas de empresas privadas							
3.05.02.03.00	Transferencias de capital internas del sector público							
3.05.02.03.01	Transferencias de capital internas de la República							
3.05.02.03.02	Transferencias de capital internas de entes descentralizados sin fines empresariales							
3.05.02.03.03	Transferencias de capital internas de instituciones de protección social							
3.05.02.03.04	Transferencias de capital internas de entes descentralizados con fines empresariales petroleros							
3.05.02.03.05	Transferencias de capital internas de entes descentralizados con fines empresariales no petroleros							
3.05.02.03.06	Transferencias de capital internas de entes descentralizados financieros bancarios							
3.05.02.03.07	Transferencias de capital internas de entes descentralizados financieros no bancarios							
3.05.02.03.08	Transferencias de capital internas del Poder Estadal							
3.05.02.03.09	Transferencias de capital internas del Poder Municipal							
3.05.02.03.99	Otras transferencias de capital del sector público							
3.05.02.04.00	Donaciones de capital internas del sector público							
3.05.02.04.01	Donaciones de capital internas de la República							
3.05.02.04.02	Donaciones de capital internas de entes descentralizados sin fines empresariales							
3.05.02.04.03	Donaciones de capital internas de instituciones de protección social							
3.05.02.04.04	Donaciones de capital internas de entes descentralizados con fines empresariales petroleros							
3.05.02.04.05	Donaciones de capital internas de entes descentralizados con fines empresariales no petroleros							
3.05.02.04.06	Donaciones de capital internas de entes descentralizados financieros bancarios							
3.05.02.04.07	Donaciones de capital internas de entes descentralizados financieros no bancarios							
3.05.02.04.08	Donaciones de capital internas del Poder Estadal							
3.05.02.04.09	Donaciones de capital internas del Poder Municipal							
3.05.02.05.00	Transferencias de capital del exterior							
3.05.02.05.01	Transferencias de capital de instituciones sin fines de lucro							
3.05.02.05.02	Transferencias de capital de gobiernos extranjeros							
3.05.02.05.03	Transferencias de capital de organismos internacionales							
3.05.02.06.00	Donaciones de capital del exterior							
3.05.02.06.01	Donaciones de capital de personas							
3.05.02.06.02	Donaciones de capital de instituciones sin fines de lucro							
3.05.02.06.03	Donaciones de capital de gobiernos extranjeros							
3.05.02.06.04	Donaciones de capital de organismos internacionales							
3.06.00.00.00	**RECURSOS PROPIOS DE CAPITAL**							
3.06.01.00.00	**Venta y/o desincorporación de activos fijos**							
3.06.01.01.00	Venta y/o desincorporación de tierras y terrenos							
3.06.01.02.00	Venta y/o desincorporación de edificios e instalaciones							
3.06.01.03.00	Venta y/o desincorporación de maquinarias, equipos y semovientes							
3.06.01.03.01	Venta y/o desincorporación de maquinarias y demás equipos de construcción, campo, industria y taller							
3.06.01.03.02	Venta y/o desincorporación de equipos de transporte, tracción y elevación							
3.06.01.03.03	Venta y/o desincorporación de equipos de comunicaciones y de señalamiento							
3.06.01.03.04	Venta y/o desincorporación de equipos médico - quirúrgicos, dentales y de veterinaria							
3.06.01.03.05	Venta y/o desincorporación de equipos científicos, religiosos, de enseñanza y recreación							
3.06.01.03.07	Venta y/o desincorporación de máquinas, muebles y demás equipos de oficina y alojamiento							
3.06.01.03.08	Venta y/o desincorporación de semovientes							
3.06.01.03.99	Venta y/o desincorporación de otros activos fijos							

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
3.06.02.00.00	**Venta de activos intangibles**							
3.06.02.01.00	Venta de marcas de fábrica y patentes de invención							
3.06.02.02.00	Venta de derechos de autor							
3.06.02.03.00	Recuperación de gastos de organización							
3.06.02.04.00	Venta de paquetes y programas de computación							
3.06.02.05.00	Venta de estudios y proyectos							
3.06.02.99.00	Venta de otros activos intangibles							
3.06.03.00.00	**Incremento de la depreciación y amortización acumuladas**							
3.06.03.01.00	Incremento de la depreciación acumulada							
3.06.03.01.01	Incremento de la depreciación acumulada de edificios e instalaciones							
3.06.03.01.02	Incremento de la depreciación acumulada de maquinarias y demás equipos de construcción, campo, industria y taller							
3.06.03.01.03	Incremento de la depreciación acumulada de equipos de transporte, tracción y elevación							
3.06.03.01.04	Incremento de la depreciación acumulada de equipos de comunicaciones y de señalamiento							
3.06.03.01.05	Incremento de la depreciación acumulada de equipos médico - quirúrgicos, dentales y de veterinaria							
3.06.03.01.06	Incremento de la depreciación acumulada de equipos científicos, religiosos, de enseñanza y recreación							
3.06.03.01.08	Incremento de la depreciación acumulada de máquinas, muebles y demás equipos de oficina y alojamiento							
3.06.03.01.09	Incremento de la depreciación acumulada de semovientes							
3.06.03.01.99	Incremento de la depreciación acumulada de otros activos fijos							
3.06.03.02.00	Incremento de la amortización acumulada							
3.06.03.02.01	Incremento de la amortización acumulada de marcas de fábrica y patentes de invención							
3.06.03.02.02	Incremento de la amortización acumulada de derechos de autor							
3.06.03.02.03	Incremento de la amortización acumulada de gastos de organización							
3.06.03.02.04	Incremento de la amortización acumulada de paquetes y programas de computación							
3.06.03.02.05	Incremento de la amortización acumulada de estudios y proyectos							
3.06.03.02.99	Incremento de la amortización acumulada de otros activos intangibles							
3.07.00.00.00	**VENTA DE TÍTULOS Y VALORES QUE NO OTORGAN PROPIEDAD**							
3.07.01.00.00	**Venta de títulos y valores de corto plazo**							
3.07.01.01.00	Venta de títulos y valores privados de corto plazo							
3.07.01.02.00	Venta de títulos y valores públicos de corto plazo							
3.07.02.00.00	**Venta de títulos y valores de largo plazo**							
3.07.02.01.00	Venta de títulos y valores privados de largo plazo							
3.07.02.02.00	Venta de títulos y valores públicos de largo plazo							
3.08.00.00.00	**VENTA DE ACCIONES Y PARTICIPACIONES DE CAPITAL**							
3.08.01.00.00	**Venta de acciones y participaciones de capital del sector privado**							
3.08.01.01.00	Venta de acciones y participaciones de capital del sector privado							
3.08.02.00.00	**Venta de acciones y participaciones de capital del sector público**							
3.08.02.01.00	Venta de acciones y participaciones de capital de entes descentralizados sin fines empresariales							
3.08.02.02.00	Venta de acciones y participaciones de capital de instituciones de protección social							
3.08.02.03.00	Venta de acciones y participaciones de capital de entes descentralizados con fines empresariales petroleros							
3.08.02.04.00	Venta de acciones y participaciones de capital de entes descentralizados con fines empresariales no petroleros							
3.08.02.05.00	Venta de acciones y participaciones de capital de entes descentralizados financieros bancarios							
3.08.02.06.00	Venta de acciones y participaciones de capital de entes descentralizados financieros no bancarios							

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
3.09.00.00.00	**RECUPERACIÓN DE PRÉSTAMOS DE CORTO PLAZO**							
3.09.01.00.00	**Recuperación de préstamos otorgados al sector privado de corto plazo**							
3.09.01.01.00	Recuperación de préstamos otorgados al sector privado de corto plazo							
3.09.02.00.00	**Recuperación de préstamos otorgados al sector público de corto plazo**							
3.09.02.01.00	Recuperación de préstamos otorgados a la República de corto plazo							
3.09.02.02.00	Recuperación de préstamos otorgados a entes descentralizados sin fines empresariales de corto plazo							
3.09.02.03.00	Recuperación de préstamos otorgados a instituciones de protección social de corto plazo							
3.09.02.04.00	Recuperación de préstamos otorgados a entes descentralizados con fines empresariales petroleros de corto plazo							
3.09.02.05.00	Recuperación de préstamos otorgados a entes descentralizados con fines empresariales no petroleros de corto plazo							
3.09.02.06.00	Recuperación de préstamos otorgados a entes descentralizados financieros bancarios de corto plazo							
3.09.02.07.00	Recuperación de préstamos otorgados a entes descentralizados financieros no bancarios de corto plazo							
3.09.02.08.00	Recuperación de préstamos otorgados al Poder Estadal de corto plazo							
3.09.02.09.00	Recuperación de préstamos otorgados al Poder Municipal de corto plazo							
3.10.00.00.00	**RECUPERACIÓN DE PRÉSTAMOS DE LARGO PLAZO**							
3.10.01.00.00	**Recuperación de préstamos otorgados al sector privado de largo plazo**							
3.10.01.01.00	Recuperación de préstamos otorgados al sector privado de largo plazo							
3.10.02.00.00	**Recuperación de préstamos otorgados al sector público de largo plazo**							
3.10.02.01.00	Recuperación de préstamos otorgados a la República de largo plazo							
3.10.02.02.00	Recuperación de préstamos otorgados a entes descentralizados sin fines empresariales de largo plazo							
3.10.02.03.00	Recuperación de préstamos otorgados a instituciones de protección social de largo plazo							
3.10.02.04.00	Recuperación de préstamos otorgados a entes descentralizados con fines empresariales petroleros de largo plazo							
3.10.02.05.00	Recuperación de préstamos otorgados a entes descentralizados con fines empresariales no petroleros de largo plazo							
3.10.02.06.00	Recuperación de préstamos otorgados a entes descentralizados financieros bancarios de largo plazo							
3.10.02.07.00	Recuperación de préstamos otorgados a entes descentralizados financieros no bancarios de largo plazo							
3.10.02.08.00	Recuperación de préstamos otorgados al Poder Estadal de largo plazo							
3.10.02.09.00	Recuperación de préstamos otorgados al Poder Municipal de largo plazo							
3.11.00.00.00	**DISMINUCIÓN DE OTROS ACTIVOS FINANCIEROS**							
3.11.01.00.00	**Disminución de disponibilidades**							
3.11.01.01.00	Disminución de caja							
3.11.01.02.00	Disminución de bancos							
3.11.01.02.01	Disminución de bancos públicos							
3.11.01.02.02	Disminución de bancos privados							
3.11.01.03.00	Disminución de inversiones temporales							
3.11.02.00.00	**Disminución de cuentas por cobrar a corto plazo**							
3.11.02.01.00	Disminución de cuentas comerciales por cobrar a corto plazo							
3.11.02.03.00	Disminución de deudas de cuentas por rendir a corto plazo							
3.11.02.03.02	Disminución de deudas de cuentadantes por rendir de fondos en anticipos a corto plazo							
3.11.02.99.00	Disminución de otras cuentas por cobrar a corto plazo							
3.11.03.00.00	**Disminución de efectos por cobrar a corto plazo**							

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
3.11.03.01.00	Disminución de efectos comerciales por cobrar a corto plazo							
3.11.03.99.00	Disminución de otros efectos por cobrar a corto plazo							
3.11.04.00.00	**Disminución de cuentas por cobrar a mediano y largo plazo**							
3.11.04.01.00	Disminución de cuentas comerciales por cobrar a mediano y largo plazo							
3.11.04.99.00	Disminución de otras cuentas por cobrar a mediano y largo plazo							
3.11.05.00.00	**Disminución de efectos por cobrar a mediano y largo plazo**							
3.11.05.01.00	Disminución de efectos comerciales por cobrar a mediano y largo plazo							
3.11.05.99.00	Disminución de otros efectos por cobrar a mediano y largo plazo							
3.11.06.00.00	**Disminución de fondos en avance, anticipo y en fideicomiso**							
3.11.06.02.00	Disminución de fondos en anticipo							
3.11.06.03.00	Disminución de fondos en fideicomiso							
3.11.06.04.00	Disminución de anticipos a proveedores							
3.11.06.05.00	Disminución de anticipos a contratistas, por contratos a corto plazo							
3.11.06.06.00	Disminución de anticipos a contratistas, por contratos a mediano y largo plazo							
3.11.07.00.00	**Disminución de activos diferidos a corto plazo**							
3.11.07.01.00	Disminución de gastos a corto plazo pagados por anticipado							
3.11.07.01.03	Disminución de otros intereses a corto plazo pagados por anticipado							
3.11.07.01.99	Disminución de otros gastos a corto plazo pagados por anticipado							
3.11.07.02.00	Disminución de depósitos en garantía a corto plazo							
3.11.07.99.00	Disminución de otros activos diferidos a corto plazo							
3.11.08.00.00	**Disminución de activos diferidos a mediano y largo plazo**							
3.11.08.01.00	Disminución de gastos a mediano y largo plazo pagados por anticipado							
3.11.08.01.03	Disminución de otros intereses a mediano y largo plazo pagados por anticipado							
3.11.08.01.99	Disminución de otros gastos a mediano y largo plazo pagados por anticipado							
3.11.08.02.00	Disminución de depósitos en garantía a mediano y largo plazo							
3.11.08.99.00	Disminución de otros activos diferidos a mediano y largo plazo							
3.11.20.00.00	**Disminución de activos en proceso judicial**							
3.11.20.01.00	Disminución de activos financieros en gestión judicial a mediano y largo plazo							
3.11.99.00.00	**Disminución de otros activos financieros**							
3.11.99.01.00	Disminución de otros activos financieros circulantes							
3.11.99.02.00	Disminución de otros activos financieros no circulantes							
3.12.00.00.00	**INCREMENTO DE PASIVOS**							
3.12.01.00.00	**Incremento de gastos de personal por pagar**							
3.12.01.01.00	Incremento de sueldos, salarios y otras remuneraciones por pagar							
3.12.02.00.00	**Incremento de aportes patronales y retenciones laborales por pagar**							
3.12.02.01.00	Incremento de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)							
3.12.02.02.00	Incremento de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)							
3.12.02.03.00	Incremento de aportes patronales y retenciones laborales por pagar al Fondo de Jubilaciones							
3.12.02.04.00	Incremento de aportes patronales y retenciones laborales por pagar al Fondo de Seguro de Paro Forzoso							
3.12.02.05.00	Incremento de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Habitacional							

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
3.12.02.06.00	Incremento de aportes patronales y retenciones laborales por pagar por seguro de vida, accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios							
3.12.02.07.00	Incremento de aportes patronales y retenciones laborales por pagar a cajas de ahorro							
3.12.02.08.00	Incremento de aportes patronales y retenciones laborales por pagar a los organismos de seguridad social							
3.12.02.09.00	Incremento de aportes patronales y retenciones laborales por pagar al Instituto Nacional de Capacitación y Educación Socialista (Inces)							
3.12.02.10.00	Incremento de aportes patronales y retenciones laborales por pagar por pensión alimenticia							
3.12.02.99.00	Incremento de otros aportes patronales y otras retenciones laborales por pagar							
3.12.02.99.01	Incremento de otros aportes patronales por pagar							
3.12.02.99.02	Incremento de otras retenciones laborales por pagar							
3.12.03.00.00	**Incremento de cuentas y efectos por pagar a proveedores**							
3.12.03.01.00	Incremento de cuentas por pagar a proveedores a corto plazo							
3.12.03.02.00	Incremento de efectos por pagar a proveedores a corto plazo							
3.12.03.03.00	Incremento de cuentas por pagar a proveedores a mediano y largo plazo							
3.12.03.04.00	Incremento de efectos por pagar a proveedores a mediano y largo plazo							
3.12.04.00.00	**Incremento de cuentas y efectos por pagar a contratistas**							
3.12.04.01.00	Incremento de cuentas por pagar a contratistas a corto plazo							
3.12.04.02.00	Incremento de efectos por pagar a contratistas a corto plazo							
3.12.04.03.00	Incremento de cuentas por pagar a contratistas a mediano y largo plazo							
3.12.04.04.00	Incremento de efectos por pagar a contratistas a mediano y largo plazo							
3.12.05.00.00	**Incremento de intereses por pagar**							
3.12.05.01.00	Incremento de intereses internos por pagar							
3.12.06.00.00	**Incremento de otras cuentas y efectos por pagar**							
3.12.06.01.00	Incremento de otras cuentas por pagar a corto plazo							
3.12.06.03.00	Incremento de otros efectos por pagar a corto plazo							
3.12.07.00.00	**Incremento de pasivos diferidos**							
3.12.07.01.00	Incremento de pasivos diferidos a corto plazo							
3.12.07.01.01	Incremento de rentas diferidas por recaudar a corto plazo							
3.12.08.00.00	**Incremento de provisiones y reservas técnicas**							
3.12.08.01.00	Incremento de provisiones							
3.12.08.01.01	Incremento de provisiones para cuentas incobrables							
3.12.08.01.02	Incremento de provisiones para despidos							
3.12.08.01.03	Incremento de provisiones para pérdidas de inventarios							
3.12.08.01.04	Incremento de provisiones para beneficios sociales							
3.12.08.01.99	Incremento de otras provisiones							
3.12.09.00.00	**Incremento de fondos de terceros**							
3.12.09.01.00	Incremento de depósitos recibidos en garantía							
3.12.09.99.00	Incremento de otros fondos de terceros							
3.12.99.00.00	**Incremento de otros pasivos**							
3.12.99.01.00	Incremento de otros pasivos a corto plazo							
3.12.99.02.00	Incremento de otros pasivos a mediano y largo plazo							
3.13.00.00.00	**INCREMENTO DEL PATRIMONIO**							
3.13.01.00.00	**Incremento del capital**							
3.13.01.01.00	Incremento del capital fiscal e institucional							
3.13.03.00.00	**Ajustes por inflación**							
3.13.03.01.00	Ajustes por inflación							
3.13.04.00.00	**Incremento de resultados**							
3.13.04.01.00	Incremento de resultados acumulados							
3.13.04.02.00	Incremento de resultados del ejercicio							
	(7) TOTAL							

NOTA: LOS CÓDIGOS Y DENOMINACIONES DE LOS RAMOS DE INGRESOS, ESTAN SUJETOS A LAS ACTUALIZACIONES DEL CLASIFICADOR PRESUPUESTARIO.

FORMA 1925

FORMA 1926 PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

A. Objetivo

Presentar los montos de gastos y aplicaciones financieras del ente para el año real, último estimado y el año objeto del presupuesto, programados trimestralmente, de acuerdo al Clasificador Presupuestarios de Recursos y Egresos de la Oficina Nacional de Presupuesto (ONAPRE), desagregados por niveles de partidas, genéricas, específicas y sub-específicas; según corresponda, consolidado en forma institucional.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Señale el nombre del Ente y el año objeto del presupuesto.
2 y 3	Indica el código y la denominación correspondiente a las cuentas de gastos y aplicaciones financieras, **de acuerdo a la clasificación presupuestaria.**
4 y 5	Registre los montos en bolívares enteros cuando corresponda en cada una de las partidas y sub-partidas genéricas, específicas y sub-específicas de gastos, para los años REAL y ÚLTIMO ESTIMADO.
6	Registre el monto en bolívares de cada uno de los trimestres del año presupuestado, para los gastos y aplicaciones financieras que aparecen en la columna 3. Indique el monto total, producto de la sumatoria de los trimestres correspondientes.
7	Señale el total de las columnas 4, 5 y 6.

<u>NOTA:</u>

EN TODOS LOS AÑOS, LOS MONTOS REFLEJADOS DEBEN CORRESPONDERSE AL MOMENTO DE LA CAUSACIÓN DEL GASTO, (MOMENTO EN QUE NACE LA OBLIGACIÓN DE PAGO).

ASIMISMO SE DEBE CUMPLIR EL PRINCIPIO DE EQUILIBRIO PRESUPUESTARIO (INGRESOS = GASTOS), ES DECIR DEBE EXISTIR COINCIDENCIA EN LOS MONTOS TOTALES CON LA FORMA 1925 PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS.

INSTRUCTIVO N° 10

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

(1) ENTE

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
4.01.00.00.00	**GASTOS DE PERSONAL**							
4.01.01.00.00	**Sueldos, salarios y otras retribuciones**							
4.01.01.01.00	Sueldos básicos personal fijo a tiempo completo							
4.01.01.02.00	Sueldos básicos personal fijo a tiempo parcial							
4.01.01.03.00	Suplencias a empleados							
4.01.01.08.00	Sueldo al personal en trámite de nombramiento							
4.01.01.09.00	Remuneraciones al personal en período de disponibilidad							
4.01.01.10.00	Salarios a obreros en puestos permanentes a tiempo completo							
4.01.01.11.00	Salarios a obreros en puestos permanentes a tiempo parcial							
4.01.01.12.00	Salarios a obreros en puestos no permanentes							
4.01.01.13.00	Suplencias a obreros							
4.01.01.18.00	Remuneraciones al personal contratado							
4.01.01.19.00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares							
4.01.01.29.00	Dietas							
4.01.01.36.00	Sueldo básico del personal de alto nivel y de dirección							
4.01.01.38.00	Dietas del personal de alto nivel y de dirección							
4.01.01.99.00	Otras retribuciones							
4.01.02.00.00	**Compensaciones previstas en las escalas de sueldos y salarios**							
4.01.02.01.00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo							
4.01.02.02.00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial							
4.01.02.03.00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo							
4.01.02.04.00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo parcial							
4.01.02.07.00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección							
4.01.03.00.00	**Primas**							
4.01.03.01.00	Primas por mérito a empleados							
4.01.03.02.00	Primas de transporte a empleados							
4.01.03.03.00	Primas por hogar a empleados							
4.01.03.04.00	Primas por hijos a empleados							
4.01.03.05.00	Primas por alquileres a empleados							
4.01.03.06.00	Primas por residencia a empleados							
4.01.03.07.00	Primas por categoría de escuelas a empleados							
4.01.03.08.00	Primas de profesionalización a empleados							
4.01.03.09.00	Primas por antigüedad a empleados							
4.01.03.10.00	Primas por jerarquía o responsabilidad en el cargo							
4.01.03.16.00	Primas por mérito a obreros							
4.01.03.17.00	Primas de transporte a obreros							
4.01.03.18.00	Primas por hogar a obreros							
4.01.03.19.00	Primas por hijos de obreros							
4.01.03.20.00	Primas por residencia a obreros							
4.01.03.21.00	Primas por antigüedad a obreros							
4.01.03.22.00	Primas de profesionalización a obreros							
4.01.03.37.00	Primas de transporte al personal contratado							
4.01.03.38.00	Primas por hogar al personal contratado							
4.01.03.39.00	Primas por hijos al personal contratado							
4.01.03.40.00	Primas de profesionalización al personal contratado							
4.01.03.41.00	Primas por antigüedad al personal contratado							
4.01.03.47.00	Primas al personal de alto nivel y de dirección							
4.01.03.95.00	Otras primas al personal de alto nivel y de dirección							
4.01.03.96.00	Otras primas al personal contratado							
4.01.03.97.00	Otras primas a empleados							
4.01.03.98.00	Otras primas a obreros							
4.01.04.00.00	**Complementos de sueldos y salarios**							
4.01.04.01.00	Complemento a empleados por horas extraordinarias o por sobre tiempo							
4.01.04.02.00	Complemento a empleados por trabajo nocturno							
4.01.04.03.00	Complemento a empleados por gastos de alimentación							
4.01.04.04.00	Complemento a empleados por gastos de transporte							
4.01.04.05.00	Complemento a empleados por gastos de representación							
4.01.04.06.00	Complemento a empleados por comisión de servicios							
4.01.04.07.00	Bonificación a empleados							
4.01.04.08.00	Bono compensatorio de alimentación a empleados							
4.01.04.09.00	Bono compensatorio de transporte a empleados							
4.01.04.10.00	Complemento a empleados por días feriados							
4.01.04.14.00	Complemento a obreros por horas extraordinarias o por sobre tiempo							
4.01.04.15.00	Complemento a obreros por trabajo o jornada nocturna							
4.01.04.16.00	Complemento a obreros por gastos de alimentación							
4.01.04.17.00	Complemento a obreros por gastos de transporte							
4.01.04.18.00	Bono compensatorio de alimentación a obreros							

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

(1) ENTE

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
4.01.04.19.00	Bono compensatorio de transporte a obreros							
4.01.04.20.00	Complemento a obreros por días feriados							
4.01.04.24.00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo							
4.01.04.25.00	Complemento al personal contratado por gastos de alimentación							
4.01.04.26.00	Bono compensatorio de alimentación al personal contratado							
4.01.04.27.00	Bono compensatorio de transporte al personal contratado							
4.01.04.28.00	Complemento al personal contratado por días feriados							
4.01.04.48.00	Complemento al personal de alto nivel y de dirección por gastos de representación							
4.01.04.49.00	Complemento al personal de alto nivel y de dirección por comisión de servicios							
4.01.04.50.00	Bonificación al personal de alto nivel y de dirección							
4.01.04.51.00	Bono compensatorio de alimentación al personal de alto nivel y de dirección							
4.01.04.52.00	Bono compensatorio de transporte al personal de alto nivel y de dirección							
4.01.04.95.00	Otros complementos al personal de alto nivel y de dirección							
4.01.04.96.00	Otros complementos a empleados							
4.01.04.97.00	Otros complementos a obreros							
4.01.04.98.00	Otros complementos al personal contratado							
4.01.05.00.00	**Aguinaldos, utilidades o bonificación legal, y bono vacacional**							
4.01.05.01.00	Aguinaldos a empleados							
4.01.05.02.00	Utilidades legales y convencionales a empleados							
4.01.05.03.00	Bono vacacional a empleados							
4.01.05.04.00	Aguinaldos a obreros							
4.01.05.06.00	Bono vacacional a obreros							
4.01.05.07.00	Aguinaldos al personal contratado							
4.01.05.08.00	Bono vacacional al personal contratado							
4.01.05.16.00	Aguinaldos al personal de alto nivel y de dirección							
4.01.05.17.00	Utilidades legales y convencionales al personal de alto nivel y de dirección							
4.01.05.18.00	Bono vacacional al personal de alto nivel y de dirección							
4.01.06.00.00	**Aportes patronales y legales**							
4.01.06.01.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados							
4.01.06.02.00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por empleados							
4.01.06.03.00	Aporte patronal al Fondo de Jubilaciones por empleados							
4.01.06.04.00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados							
4.01.06.05.00	Aporte patronal al Fondo de Ahorro Habitacional por empleados							
4.01.06.10.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros							
4.01.06.11.00	Aporte patronal al Fondo de Jubilaciones por obreros							
4.01.06.12.00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros							
4.01.06.13.00	Aporte patronal al Fondo de Ahorro Habitacional por obreros							
4.01.06.25.00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado							
4.01.06.26.00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado							
4.01.06.39.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección							
4.01.06.40.00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección							
4.01.06.41.00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección							
4.01.06.42.00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección							
4.01.06.94.00	Otros aportes legales por el personal de alto nivel y de dirección							
4.01.06.95.00	Otros aportes legales por personal contratado							
4.01.06.96.00	Otros aportes legales por empleados							
4.01.06.97.00	Otros aportes legales por obreros							
4.01.07.00.00	**Asistencia socio-económica**							
4.01.07.01.00	Capacitación y adiestramiento a empleados							
4.01.07.02.00	Becas a empleados							
4.01.07.03.00	Ayudas por matrimonio a empleados							
4.01.07.04.00	Ayudas por nacimiento de hijos a empleados							
4.01.07.05.00	Ayudas por defunción a empleados							
4.01.07.06.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados							
4.01.07.07.00	Aporte patronal a cajas de ahorro por empleados							
4.01.07.08.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados							
4.01.07.09.00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos							
4.01.07.10.00	Dotación de uniformes a empleados							

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

(1) ENTE

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
4.01.07.11.00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados							
4.01.07.12.00	Aportes para la adquisición de juguetes para los hijos del personal empleado							
4.01.07.17.00	Capacitación y adiestramiento a obreros							
4.01.07.18.00	Becas a obreros							
4.01.07.19.00	Ayudas por matrimonio de obreros							
4.01.07.20.00	Ayudas por nacimiento de hijos de obreros							
4.01.07.21.00	Ayudas por defunción a obreros							
4.01.07.22.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros							
4.01.07.23.00	Aporte patronal a cajas de ahorro por obreros							
4.01.07.24.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros							
4.01.07.25.00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos							
4.01.07.26.00	Dotación de uniformes a obreros							
4.01.07.27.00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros							
4.01.07.28.00	Aportes para la adquisición de juguetes para los hijos del personal obrero							
4.01.07.33.00	Asistencia socio-económica al personal contratado							
4.01.07.63.00	Capacitación y adiestramiento al personal de alto nivel y de dirección							
4.01.07.64.00	Ayudas por matrimonio al personal de alto nivel y de dirección							
4.01.07.65.00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección							
4.01.07.66.00	Ayudas por defunción al personal de alto nivel y de dirección							
4.01.07.67.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección							
4.01.07.68.00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección							
4.01.07.69.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección							
4.01.07.95.00	Otras subvenciones al personal de alto nivel y de dirección							
4.01.07.96.00	Otras subvenciones a empleados							
4.01.07.97.00	Otras subvenciones a obreros							
4.01.08.00.00	**Prestaciones sociales e indemnizaciones**							
4.01.08.01.00	Prestaciones sociales e indemnizaciones a empleados							
4.01.08.02.00	Prestaciones sociales e indemnizaciones a obreros							
4.01.08.03.00	Prestaciones sociales e indemnizaciones al personal contratado							
4.01.08.07.00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección							
4.01.09.00.00	**Capacitación y adiestramiento realizado por personal del organismo**							
4.01.09.01.00	Capacitación y adiestramiento realizado por personal del organismo							
4.01.95.00.00	**Otros gastos del personal de alto nivel y de dirección**							
4.01.95.01.00	Otros gastos del personal de alto nivel y de dirección							
4.01.96.00.00	**Otros gastos del personal empleado**							
4.01.96.01.00	Otros gastos del personal empleado							
4.01.97.00.00	**Otros gastos del personal obrero**							
4.01.97.01.00	Otros gastos del personal obrero							
4.02.00.00.00	**MATERIALES, SUMINISTROS Y MERCANCÍAS**							
4.02.01.00.00	**Productos alimenticios y agropecuarios**							
4.02.01.01.00	Alimentos y bebidas para personas							
4.02.01.02.00	Alimentos para animales							
4.02.01.03.00	Productos agrícolas y pecuarios							
4.02.01.04.00	Productos de la caza y pesca							
4.02.01.99.00	Otros productos alimenticios y agropecuarios							
4.02.02.00.00	**Productos de minas, canteras y yacimientos**							
4.02.02.01.00	Carbón mineral							
4.02.02.02.00	Petróleo crudo y gas natural							
4.02.02.03.00	Mineral de hierro							
4.02.02.04.00	Mineral no ferroso							
4.02.02.05.00	Piedra, arcilla, arena y tierra							
4.02.02.06.00	Mineral para la fabricación de productos químicos							
4.02.02.07.00	Sal para uso industrial							
4.02.02.99.00	Otros productos de minas, canteras y yacimientos							
4.02.03.00.00	**Textiles y vestuarios**							
4.02.03.01.00	Textiles							
4.02.03.02.00	Prendas de vestir							
4.02.03.03.00	Calzados							
4.02.03.99.00	Otros productos textiles y vestuarios							
4.02.04.00.00	**Productos de cuero y caucho**							
4.02.04.01.00	Cueros y pieles							
4.02.04.02.00	Productos de cuero y sucedáneos del cuero							
4.02.04.03.00	Cauchos y tripas para vehículos							
4.02.04.99.00	Otros productos de cuero y caucho							

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

(1) ENTE

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
4.02.05.00.00	**Productos de papel, cartón e impresos**							
4.02.05.01.00	Pulpa de madera, papel y cartón							
4.02.05.02.00	Envases y cajas de papel y cartón							
4.02.05.03.00	Productos de papel y cartón para oficina							
4.02.05.04.00	Libros, revistas y periódicos							
4.02.05.05.00	Material de enseñanza							
4.02.05.06.00	Productos de papel y cartón para computación							
4.02.05.07.00	Productos de papel y cartón para la imprenta y reproducción							
4.02.05.99.00	Otros productos de pulpa, papel y cartón							
4.02.06.00.00	**Productos químicos y derivados**							
4.02.06.01.00	Sustancias químicas y de uso industrial							
4.02.06.02.00	Abonos, plaguicidas y otros							
4.02.06.03.00	Tintas, pinturas y colorantes							
4.02.06.04.00	Productos farmacéuticos y medicamentos							
4.02.06.05.00	Productos de tocador							
4.02.06.06.00	Combustibles y lubricantes							
4.02.06.07.00	Productos diversos derivados del petróleo y del carbón							
4.02.06.08.00	Productos plásticos							
4.02.06.09.00	Mezclas explosivas							
4.02.06.99.00	Otros productos de la industria química y conexos							
4.02.07.00.00	**Productos minerales no metálicos**							
4.02.07.01.00	Productos de barro, loza y porcelana							
4.02.07.02.00	Vidrios y productos de vidrio							
4.02.07.03.00	Productos de arcilla para construcción							
4.02.07.04.00	Cemento, cal y yeso							
4.02.07.99.00	Otros productos minerales no metálicos							
4.02.08.00.00	**Productos metálicos**							
4.02.08.01.00	Productos primarios de hierro y acero							
4.02.08.02.00	Productos de metales no ferrosos							
4.02.08.03.00	Herramientas menores, cuchillería y artículos generales de ferretería							
4.02.08.04.00	Productos metálicos estructurales							
4.02.08.07.00	Material de señalamiento							
4.02.08.08.00	Material de educación							
4.02.08.09.00	Repuestos y accesorios para equipos de transporte							
4.02.08.10.00	Repuestos y accesorios para otros equipos							
4.02.08.99.00	Otros productos metálicos							
4.02.09.00.00	**Productos de madera**							
4.02.09.01.00	Productos primarios de madera							
4.02.09.02.00	Muebles y accesorios de madera para edificaciones							
4.02.09.99.00	Otros productos de madera							
4.02.10.00.00	**Productos varios y útiles diversos**							
4.02.10.01.00	Artículos de deporte, recreación y juguetes							
4.02.10.02.00	Materiales y útiles de limpieza y aseo							
4.02.10.03.00	Utensilios de cocina y comedor							
4.02.10.04.00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria							
4.02.10.05.00	Útiles de escritorio, oficina y materiales de instrucción							
4.02.10.06.00	Condecoraciones, ofrendas y similares							
4.02.10.07.00	Productos de seguridad en el trabajo							
4.02.10.08.00	Materiales para equipos de computación							
4.02.10.09.00	Especies timbradas y valores							
4.02.10.10.00	Útiles religiosos							
4.02.10.11.00	Materiales eléctricos							
4.02.10.12.00	Materiales para instalaciones sanitarias							
4.02.10.13.00	Materiales fotográficos							
4.02.10.99.00	Otros productos y útiles diversos							
4.02.11.00.00	**Bienes para la venta**							
4.02.11.01.00	Productos y artículos para la venta							
4.02.11.02.00	Maquinarias y equipos para la venta							
4.02.11.03.00	Inmuebles para la venta							
4.02.11.04.00	Tierras y terrenos para la venta							
4.02.11.99.00	Otros bienes para la venta							
4.02.99.00.00	**Otros materiales y suministros**							
4.02.99.01.00	Otros materiales y suministros							
4.03.00.00.00	**SERVICIOS NO PERSONALES**							
4.03.01.00.00	**Alquileres de inmuebles**							
4.03.01.01.00	Alquileres de edificios y locales							
4.03.01.02.00	Alquileres de instalaciones culturales y recreativas							
4.03.01.03.00	Alquileres de tierras y terrenos							
4.03.02.00.00	**Alquileres de maquinaria y equipos**							
4.03.02.01.00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller							
4.03.02.02.00	Alquileres de equipos de transporte, tracción y elevación							
4.03.02.03.00	Alquileres de equipos de comunicaciones y de señalamiento							

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

(1) ENTE

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
4.03.02.04.00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria							
4.03.02.05.00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación							
4.03.02.06.00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento							
4.03.02.99.00	Alquileres de otras maquinaria y equipos							
4.03.03.00.00	**Derechos sobre bienes intangibles**							
4.03.03.01.00	Marcas de fábrica y patentes de invención							
4.03.03.02.00	Derechos de autor							
4.03.03.03.00	Paquetes y programas de computación							
4.03.03.04.00	Concesión de bienes y servicios							
4.03.04.00.00	**Servicios básicos**							
4.03.04.01.00	Electricidad							
4.03.04.02.00	Gas							
4.03.04.03.00	Agua							
4.03.04.04.00	Teléfonos							
4.03.04.05.00	Servicio de comunicaciones							
4.03.04.06.00	Servicio de aseo urbano y domiciliario							
4.03.04.07.00	Servicio de condominio							
4.03.05.00.00	**Servicio de administración, vigilancia y mantenimiento de los servicios básicos**							
4.03.05.01.00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad							
4.03.05.02.00	Servicio de administración, vigilancia y mantenimiento del servicio de gas							
4.03.05.03.00	Servicio de administración, vigilancia y mantenimiento del servicio de agua							
4.03.05.04.00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos							
4.03.05.05.00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones							
4.03.05.06.00	Servicio de administración, vigilancia y mantenimiento del servicio de aseo urbano y domiciliario							
4.03.06.00.00	**Servicios de transporte y almacenaje**							
4.03.06.01.00	Fletes y embalajes							
4.03.06.02.00	Almacenaje							
4.03.06.03.00	Estacionamiento							
4.03.06.04.00	Peaje							
4.03.06.05.00	Servicios de protección en traslado de fondos y de mensajería							
4.03.07.00.00	**Servicios de información, impresión y relaciones públicas**							
4.03.07.01.00	Publicidad y propaganda							
4.03.07.02.00	Imprenta y reproducción							
4.03.07.03.00	Relaciones sociales							
4.03.07.04.00	Avisos							
4.03.08.00.00	**Primas y otros gastos de seguros y comisiones bancarias**							
4.03.08.01.00	Primas y gastos de seguros							
4.03.08.02.00	Comisiones y gastos bancarios							
4.03.08.03.00	Comisiones y gastos de adquisición de seguros							
4.03.09.00.00	**Viáticos y pasajes**							
4.03.09.01.00	Viáticos y pasajes dentro del país							
4.03.09.02.00	Viáticos y pasajes fuera del país							
4.03.09.03.00	Asignación por kilómetros recorridos							
4.03.10.00.00	**Servicios profesionales y técnicos**							
4.03.10.01.00	Servicios jurídicos							
4.03.10.02.00	Servicios de contabilidad y auditoría							
4.03.10.03.00	Servicios de procesamiento de datos							
4.03.10.04.00	Servicios de ingeniería y arquitectónicos							
4.03.10.05.00	Servicios médicos, odontológicos y otros servicios de sanidad							
4.03.10.06.00	Servicios de veterinaria							
4.03.10.07.00	Servicios de capacitación y adiestramiento							
4.03.10.08.00	Servicios presupuestarios							
4.03.10.09.00	Servicios de lavandería y tintorería							
4.03.10.10.00	Servicios de vigilancia							
4.03.10.11.00	Servicios para la elaboración y suministro de comida							
4.03.10.99.00	Otros servicios profesionales y técnicos							
4.03.11.00.00	**Conservación y reparaciones menores de maquinaria y equipos**							
4.03.11.01.00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller							
4.03.11.02.00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación							
4.03.11.03.00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento							
4.03.11.04.00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria							
4.03.11.05.00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación							

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

(1) ENTE

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
4.03.11.07.00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento							
4.03.11.99.00	Conservación y reparaciones menores de otras maquinaria y equipos							
4.03.12.00.00	**Conservación y reparaciones menores de obras**							
4.03.12.01.00	Conservación y reparaciones menores de obras en bienes del dominio privado							
4.03.12.02.00	Conservación y reparaciones menores de obras en bienes del dominio público							
4.03.13.00.00	**Servicios de construcciones temporales**							
4.03.13.01.00	Servicios de construcciones temporales							
4.03.14.00.00	**Servicios de construcción de edificaciones para la venta**							
4.03.14.01.00	Servicios de construcción de edificaciones para la venta							
4.03.15.00.00	**Servicios fiscales**							
4.03.15.01.00	Derechos de importación y servicios aduaneros							
4.03.15.02.00	Tasas y otros derechos obligatorios							
4.03.15.03.00	Asignación a agentes de especies fiscales							
4.03.15.99.00	Otros servicios fiscales							
4.03.16.00.00	**Servicios de diversión, esparcimiento y culturales**							
4.03.16.01.00	Servicios de diversión, esparcimiento y culturales							
4.03.17.00.00	**Servicios de gestión administrativa prestados por organismos de asistencia técnica**							
4.03.17.01.00	Servicios de gestión administrativa prestados por organismos de asistencia técnica							
4.03.18.00.00	**Impuestos indirectos**							
4.03.18.01.00	Impuesto al valor agregado							
4.03.18.99.00	Otros impuestos indirectos							
4.03.19.00.00	**Comisiones por servicios para cumplir con los beneficios sociales**							
4.03.19.01.00	Comisiones por servicios para cumplir con los beneficios sociales							
4.03.99.00.00	**Otros servicios no personales**							
4.03.99.01.00	Otros servicios no personales							
4.04.00.00.00	**ACTIVOS REALES**							
4.04.01.00.00	**Repuestos y reparaciones mayores**							
4.04.01.01.00	Repuestos mayores							
4.04.01.01.01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller							
4.04.01.01.02	Repuestos mayores para equipos de transporte, tracción y elevación							
4.04.01.01.03	Repuestos mayores para equipos de comunicaciones y de señalamiento							
4.04.01.01.04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria							
4.04.01.01.05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación							
4.04.01.01.06	Repuestos mayores para equipos y armamentos de orden público, seguridad y defensa							
4.04.01.01.07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento							
4.04.01.01.99	Repuestos mayores para otras maquinaria y equipos							
4.04.01.02.00	Reparaciones mayores de maquinaria y equipos							
4.04.01.02.01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller							
4.04.01.02.02	Reparaciones mayores de equipos de transporte, tracción y elevación							
4.04.01.02.03	Reparaciones mayores de equipos de comunicaciones y de señalamiento							
4.04.01.02.04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria							
4.04.01.02.05	Reparaciones mayores de equipos científicos, religiosos, de enseñanza y recreación							
4.04.01.02.06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional							
4.04.01.02.07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento							
4.04.01.02.99	Reparaciones mayores de otras maquinaria y equipos							
4.04.02.00.00	**Conservación, ampliaciones y mejoras mayores de obras**							
4.04.02.01.00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado							
4.04.02.02.00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público							
4.04.03.00.00	**Maquinaria y demás equipos de construcción, campo, industria y taller**							
4.04.03.01.00	Maquinaria y demás equipos de construcción y mantenimiento							
4.04.03.02.00	Maquinaria y equipos para mantenimiento de automotores							
4.04.03.03.00	Maquinaria y equipos agrícolas y pecuarios							
4.04.03.04.00	Maquinaria y equipos de artes gráficas y reproducción							
4.04.03.05.00	Maquinaria y equipos industriales y de taller							
4.04.03.06.00	Maquinaria y equipos de energía							
4.04.03.07.00	Maquinaria y equipos de riego y acueductos							

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

(1) ENTE

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
4.04.03.08.00	Equipos de almacén							
4.04.03.99.00	Otra maquinaria y demás equipos de construcción, campo, industria y taller							
4.04.04.00.00	**Equipos de transporte, tracción y elevación**							
4.04.04.01.00	Vehículos automotores terrestres							
4.04.04.02.00	Equipos ferroviarios y de cables aéreos							
4.04.04.03.00	Equipos marítimos de transporte							
4.04.04.04.00	Equipos aéreos de transporte							
4.04.04.05.00	Vehículos de tracción no motorizados							
4.04.04.06.00	Equipos auxiliares de transporte							
4.04.04.99.00	Otros equipos de transporte, tracción y elevación							
4.04.05.00.00	**Equipos de comunicaciones y de señalamiento**							
4.04.05.01.00	Equipos de telecomunicaciones							
4.04.05.02.00	Equipos de señalamiento							
4.04.05.03.00	Equipos de control de tráfico aéreo							
4.04.05.04.00	Equipos de correo							
4.04.05.99.00	Otros equipos de comunicaciones y de señalamiento							
4.04.06.00.00	**Equipos médico - quirúrgicos, dentales y de veterinaria**							
4.04.06.01.00	Equipos médico - quirúrgicos, dentales y de veterinaria							
4.04.06.99.00	Otros equipos médico - quirúrgicos, dentales y de veterinaria							
4.04.07.00.00	**Equipos científicos, religiosos, de enseñanza y recreación**							
4.04.07.01.00	Equipos científicos y de laboratorio							
4.04.07.02.00	Equipos de enseñanza, deporte y recreación							
4.04.07.03.00	Obras de arte							
4.04.07.04.00	Libros, revistas y otros instrumentos de enseñanzas							
4.04.07.05.00	Equipos religiosos							
4.04.07.06.00	Instrumentos musicales y equipos de audio							
4.04.07.99.00	Otros equipos científicos, religiosos, de enseñanza y recreación							
4.04.08.00.00	**Equipos y armamentos de orden público, seguridad y defensa**							
4.04.08.01.00	Equipos y armamentos de orden público, seguridad y defensa nacional							
4.04.08.02.00	Equipos y armamentos de seguridad para la custodia y resguardo personal							
4.04.08.99.00	Otros equipos y armamentos de orden público, seguridad y defensa							
4.04.09.00.00	**Máquinas, muebles y demás equipos de oficina y alojamiento**							
4.04.09.01.00	Mobiliario y equipos de oficina							
4.04.09.02.00	Equipos de computación							
4.04.09.03.00	Mobiliario y equipos de alojamiento							
4.04.09.99.00	Otras máquinas, muebles y demás equipos de oficina y alojamiento							
4.04.10.00.00	**Semovientes**							
4.04.10.01.00	Semovientes							
4.04.11.00.00	**Inmuebles, maquinaria y equipos usados**							
4.04.11.01.00	Adquisición de tierras y terrenos							
4.04.11.02.00	Adquisición de edificios e instalaciones							
4.04.11.03.00	Expropiación de tierras y terrenos							
4.04.11.04.00	Expropiación de edificios e instalaciones							
4.04.11.05.00	Adquisición de maquinaria y equipos usados							
4.04.11.05.01	Maquinaria y demás equipos de construcción, campo, industria y taller							
4.04.11.05.02	Equipos de transporte, tracción y elevación							
4.04.11.05.03	Equipos de comunicaciones y de señalamiento							
4.04.11.05.04	Equipos médico - quirúrgicos, dentales y de veterinaria							
4.04.11.05.05	Equipos científicos, religiosos, de enseñanza y recreación							
4.04.11.05.06	Equipos para seguridad pública							
4.04.11.05.07	Máquinas, muebles y demás equipos de oficina y alojamiento							
4.04.11.05.99	Otras maquinarias y equipos usados							
4.04.12.00.00	**Activos intangibles**							
4.04.12.01.00	Marcas de fábrica y patentes de invención							
4.04.12.02.00	Derechos de autor							
4.04.12.03.00	Gastos de organización							
4.04.12.04.00	Paquetes y programas de computación							
4.04.12.05.00	Estudios y proyectos							
4.04.12.99.00	Otros activos intangibles							
4.04.13.00.00	**Estudios y proyectos para inversión en activos fijos**							
4.04.13.01.00	Estudios y proyectos aplicables a bienes del dominio privado							
4.04.13.02.00	Estudios y proyectos aplicables a bienes del dominio público							
4.04.14.00.00	**Contratación de inspección de obras**							
4.04.14.01.00	Contratación de inspección de obras de bienes del dominio privado							
4.04.14.02.00	Contratación de inspección de obras de bienes del dominio público							
4.04.15.00.00	**Construcciones del dominio privado**							
4.04.15.01.00	Construcciones de edificaciones médico-asistenciales							
4.04.15.03.00	Construcciones de edificaciones educativas, religiosas y recreativas							
4.04.15.04.00	Construcciones de edificaciones culturales y deportivas							
4.04.15.05.00	Construcciones de edificaciones para oficina							
4.04.15.06.00	Construcciones de edificaciones industriales							
4.04.15.07.00	Construcciones de edificaciones habitacionales							
4.04.15.99.00	Otras construcciones del dominio privado							

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

(1) ENTE

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
4.04.16.00.00	**Construcciones del dominio público**							
4.04.16.01.00	Construcción de vialidad							
4.04.16.02.00	Construcción de plazas, parques y similares							
4.04.16.03.00	Construcciones de instalaciones hidráulicas							
4.04.16.04.00	Construcciones de puertos y aeropuertos							
4.04.16.99.00	Otras construcciones del dominio público							
4.04.99.00.00	**Otros activos reales**							
4.04.99.01.00	Otros activos reales							
4.05.00.00.00	ACTIVOS FINANCIEROS							
4.05.01.00.00	**Aportes en acciones y participaciones de capital**							
4.05.01.01.00	Aportes en acciones y participaciones de capital al sector privado							
4.05.01.02.00	Aportes en acciones y participaciones de capital al sector público							
4.05.01.02.01	Aportes en acciones y participaciones de capital a entes descentralizados sin fines empresariales							
4.05.01.02.02	Aportes en acciones y participaciones de capital a instituciones de protección social							
4.05.01.02.03	Aportes en acciones y participaciones de capital a entes descentralizados con fines empresariales petroleros							
4.05.01.02.04	Aportes en acciones y participaciones de capital a entes descentralizados con fines empresariales no petroleros							
4.05.01.02.05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios							
4.05.01.02.06	Aportes en acciones y participaciones de capital a entes descentralizados financieros no bancarios							
4.05.01.02.07	Aportes en acciones y participaciones de capital a organismos del sector público para el pago de su deuda							
4.05.01.03.00	Aportes en acciones y participaciones de capital al sector externo							
4.05.01.03.01	Aportes en acciones y participaciones de capital a organismos internacionales							
4.05.01.03.99	Otros aportes en acciones y participaciones de capital al sector externo							
4.05.02.00.00	**Adquisición de títulos y valores que no otorgan propiedad**							
4.05.02.01.00	Adquisición de títulos y valores a corto plazo							
4.05.02.01.01	Adquisición de títulos y valores privados							
4.05.02.01.02	Adquisición de títulos y valores públicos							
4.05.02.02.00	Adquisición de títulos y valores a largo plazo							
4.05.02.02.01	Adquisición de títulos y valores privados							
4.05.02.02.02	Adquisición de títulos y valores públicos							
4.05.03.00.00	**Concesión de préstamos a corto plazo**							
4.05.03.01.00	Concesión de préstamos al sector privado a corto plazo							
4.05.03.02.00	Concesión de préstamos al sector público a corto plazo							
4.05.03.02.01	Concesión de préstamos a la República							
4.05.03.02.02	Concesión de préstamos a entes descentralizados sin fines empresariales							
4.05.03.02.03	Concesión de préstamos a instituciones de protección social							
4.05.03.02.04	Concesión de préstamos a entes descentralizados con fines empresariales petroleros							
4.05.03.02.05	Concesión de préstamos a entes descentralizados con fines empresariales no petroleros							
4.05.03.02.06	Concesión de préstamos a entes descentralizados financieros bancarios							
4.05.03.02.07	Concesión de préstamos a entes descentralizados financieras no bancarios							
4.05.03.02.08	Concesión de préstamos al Poder Estadal							
4.05.03.02.09	Concesión de préstamos al Poder Municipal							
4.05.04.00.00	**Concesión de préstamos a largo plazo**							
4.05.04.01.00	Concesión de préstamos al sector privado a largo plazo							
4.05.04.02.00	Concesión de préstamos al sector público a largo plazo							
4.05.04.02.01	Concesión de préstamos a la República							
4.05.04.02.02	Concesión de préstamos a entes descentralizados sin fines empresariales							
4.05.04.02.03	Concesión de préstamos a instituciones de protección social							
4.05.04.02.04	Concesión de préstamos a entes descentralizados con fines empresariales petroleros							
4.05.04.02.05	Concesión de préstamos a entes descentralizados con fines empresariales no petroleros							
4.05.04.02.06	Concesión de préstamos a entes descentralizados financieros bancarios							
4.05.04.02.07	Concesión de préstamos a entes descentralizados financieros no bancarios							
4.05.04.02.08	Concesión de préstamos al Poder Estadal							
4.05.04.02.09	Concesión de préstamos al Poder Municipal							
4.05.05.00.00	**Incremento de disponibilidades**							
4.05.05.01.00	Incremento en caja							
4.05.05.02.00	Incremento en bancos							
4.05.05.02.01	Incremento en bancos públicos							

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

(1) ENTE

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
4.05.05.02.02	Incremento en bancos privados							
4.05.05.02.03	Incremento en bancos del exterior							
4.05.05.03.00	Incremento de inversiones temporales							
4.05.06.00.00	**Incremento de cuentas por cobrar a corto plazo**							
4.05.06.01.00	Incremento de cuentas comerciales por cobrar a corto plazo							
4.05.06.03.00	Incremento de deudas por rendir							
4.05.06.03.02	Incremento de deudas por rendir de fondos en anticipo							
4.05.06.99.00	Incremento de otras cuentas por cobrar a corto plazo							
4.05.07.00.00	**Incremento de efectos por cobrar a corto plazo**							
4.05.07.01.00	Incremento de efectos comerciales por cobrar a corto plazo							
4.05.07.99.00	Incremento de otros efectos por cobrar a corto plazo							
4.05.08.00.00	**Incremento de cuentas por cobrar a mediano y largo plazo**							
4.05.08.01.00	Incremento de cuentas comerciales por cobrar a mediano y largo plazo							
4.05.08.99.00	Incremento de otras cuentas por cobrar a mediano y largo plazo							
4.05.09.00.00	**Incremento de efectos por cobrar a mediano y largo plazo**							
4.05.09.01.00	Incremento de efectos comerciales por cobrar a mediano y largo plazo							
4.05.09.99.00	Incremento de otros efectos por cobrar a mediano y largo plazo							
4.05.10.00.00	**Incremento de fondos en avance, en anticipos y en fideicomiso**							
4.05.10.02.00	Incremento de fondos en anticipos							
4.05.10.03.00	Incremento de fondos en fideicomiso							
4.05.10.04.00	Incremento de anticipos a proveedores							
4.05.10.05.00	Incremento de anticipos a contratistas por contratos de corto plazo							
4.05.10.06.00	Incremento de anticipos a contratistas por contratos de mediano y largo plazo							
4.05.11.00.00	**Incremento de activos diferidos a corto plazo**							
4.05.11.01.00	Incremento de gastos a corto plazo pagados por anticipado							
4.05.11.01.03	Incremento de otros intereses a corto plazo pagados por anticipado							
4.05.11.01.04	Incremento de débitos por apertura de carta de crédito a corto plazo							
4.05.11.01.99	Incremento de otros gastos a corto plazo pagados por anticipado							
4.05.11.02.00	Incremento de depósitos otorgados en garantía a corto plazo							
4.05.11.99.00	Incremento de otros activos diferidos a corto plazo							
4.05.12.00.00	**Incremento de activos diferidos a mediano y largo plazo**							
4.05.12.01.00	Incremento de gastos a mediano y largo plazo pagados por anticipado							
4.05.12.01.08	Incremento de otros intereses a mediano y largo plazo pagados por anticipado							
4.05.12.01.99	Incremento de otros gastos a mediano y largo plazo pagados por anticipado							
4.05.12.02.00	Incremento de depósitos otorgados en garantía a mediano y largo plazo							
4.05.12.99.00	Incremento de otros activos diferidos a mediano y largo plazo							
4.05.20.00.00	**Incremento de otros activos financieros circulantes**							
4.05.20.01.00	Incremento de otros activos financieros circulantes							
4.05.21.00.00	**Incremento de otros activos financieros no circulantes**							
4.05.21.01.00	Incremento de activos en gestión judicial a mediano y largo plazo							
4.05.21.99.00	Incremento de otros activos financieros no circulantes							
4.05.99.00.00	**Otros activos financieros**							
4.05.99.01.00	Otros activos financieros							
4.07.00.00.00	**TRANSFERENCIAS Y DONACIONES**							
4.07.01.00.00	**Transferencias y donaciones corrientes internas**							
4.07.01.01.00	Transferencias corrientes internas al sector privado							
4.07.01.01.01	Pensiones del personal empleado, obrero y militar							
4.07.01.01.02	Jubilaciones del personal empleado, obrero y militar							
4.07.01.01.03	Becas escolares							
4.07.01.01.04	Becas universitarias en el país							
4.07.01.01.05	Becas de perfeccionamiento profesional en el país							
4.07.01.01.06	Becas para estudios en el extranjero							
4.07.01.01.07	Otras becas							
4.07.01.01.08	Previsión por accidentes de trabajo							
4.07.01.01.09	Aguinaldos al personal empleado, obrero y militar pensionado							
4.07.01.01.10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado							
4.07.01.01.11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado							
4.07.01.01.12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado							
4.07.01.01.13	Aguinaldos al personal empleado, obrero y militar jubilado							
4.07.01.01.14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado							
4.07.01.01.15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado							
4.07.01.01.16	Otras subvenciones socio - económicas del personal empleado, obrero y militar jubilado							
4.07.01.01.30	Incapacidad temporal sin hospitalización							
4.07.01.01.31	Incapacidad temporal con hospitalización							
4.07.01.01.32	Reposo por maternidad							

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(1) ENTE
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
4.07.01.01.33	Indemnización por paro forzoso							
4.07.01.01.34	Otros tipos de incapacidad temporal							
4.07.01.01.35	Indemnización por comisión por pensiones							
4.07.01.01.36	Indemnización por comisión por cesantía							
4.07.01.01.37	Incapacidad parcial							
4.07.01.01.38	Invalidez							
4.07.01.01.39	Pensiones por vejez, viudez y orfandad							
4.07.01.01.40	Indemnización por cesantía							
4.07.01.01.41	Otras pensiones y demás prestaciones en dinero							
4.07.01.01.42	Incapacidad parcial por accidente común							
4.07.01.01.43	Incapacidad parcial por enfermedades profesionales							
4.07.01.01.44	Incapacidad parcial por accidente de trabajo							
4.07.01.01.45	Indemnización única por invalidez							
4.07.01.01.46	Indemnización única por vejez							
4.07.01.01.47	Sobrevivientes por enfermedad común							
4.07.01.01.48	Sobrevivientes por accidente común							
4.07.01.01.49	Sobrevivientes por enfermedades profesionales							
4.07.01.01.50	Sobrevivientes por accidentes de trabajo							
4.07.01.01.51	Indemnizaciones por conmutación de renta							
4.07.01.01.52	Indemnizaciones por conmutación de pensiones							
4.07.01.01.53	Indemnizaciones por comisión de renta							
4.07.01.01.54	Asignación por nupcias							
4.07.01.01.55	Asignación por funeraria							
4.07.01.01.56	Otras asignaciones							
4.07.01.01.70	Subsidios educacionales al sector privado							
4.07.01.01.71	Subsidios a universidades privadas							
4.07.01.01.72	Subsidios culturales al sector privado							
4.07.01.01.73	Subsidios a instituciones benéficas privadas							
4.07.01.01.74	Subsidios a centros de empleados							
4.07.01.01.75	Subsidios a organismos laborales y gremiales							
4.07.01.01.76	Subsidios a entidades religiosas							
4.07.01.01.77	Subsidios a entidades deportivas y recreativas de carácter privado							
4.07.01.01.78	Subsidios científicos al sector privado							
4.07.01.01.79	Subsidios a cooperativas							
4.07.01.01.80	Subsidios a empresas privadas							
4.07.01.01.99	Otras transferencias corrientes internas al sector privado							
4.07.01.02.00	Donaciones corrientes internas al sector privado							
4.07.01.02.01	Donaciones corrientes a personas							
4.07.01.02.02	Donaciones corrientes a instituciones sin fines de lucro							
4.07.01.03.00	Transferencias corrientes internas al sector público							
4.07.01.03.01	Transferencias corrientes a la República							
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales							
4.07.01.03.03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social							
4.07.01.03.04	Transferencias corrientes a instituciones de protección social							
4.07.01.03.05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social							
4.07.01.03.06	Transferencias corrientes a entes descentralizados con fines empresariales petroleros							
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros							
4.07.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios							
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios							
4.07.01.03.10	Transferencias corrientes al Poder Estadal							
4.07.01.03.11	Transferencias corrientes al Poder Municipal							
4.07.01.03.13	Subsidios otorgados por normas externas							
4.07.01.03.14	Incentivos otorgados por normas externas							
4.07.01.03.15	Subsidios otorgados por precios políticos							
4.07.01.03.16	Subsidios de costos sociales por normas externas							
4.07.01.03.99	Otras transferencias corrientes internas al sector público							
4.07.01.04.00	Donaciones corrientes internas al sector público							
4.07.01.04.01	Donaciones corrientes a la República							
4.07.01.04.02	Donaciones corrientes a entes descentralizados sin fines empresariales							
4.07.01.04.03	Donaciones corrientes a instituciones de protección social							
4.07.01.04.04	Donaciones corrientes a entes descentralizados con fines empresariales petroleros							
4.07.01.04.05	Donaciones corrientes a entes descentralizados con fines empresariales no petroleros							
4.07.01.04.06	Donaciones corrientes a entes descentralizados financieros bancarios							
4.07.01.04.07	Donaciones corrientes a entes descentralizados financieros no bancarios							
4.07.01.04.08	Donaciones corrientes al Poder Estadal							

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

(1) ENTE

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
4.07.01.04.09	Donaciones corrientes al Poder Municipal							
4.07.01.05.00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección							
4.07.01.05.02	Pensiones del personal de alto nivel y de dirección							
4.07.01.05.07	Aguinaldos del personal pensionado de alto nivel y de dirección							
4.07.01.05.12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección							
4.07.01.05.17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección							
4.07.01.05.99	Otras subvenciones del personal pensionado de alto nivel y de dirección							
4.07.01.06.00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección							
4.07.01.06.02	Jubilaciones del personal de alto nivel y de dirección							
4.07.01.06.07	Aguinaldos del personal jubilado de alto nivel y de dirección							
4.07.01.06.12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección							
4.07.01.06.17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección							
4.07.01.06.99	Otras subvenciones del personal jubilado de alto nivel y de dirección							
4.07.02.00.00	**Transferencias y donaciones corrientes al exterior**							
4.07.02.01.00	Transferencias corrientes al exterior							
4.07.02.01.01	Becas de capacitación e investigación en el exterior							
4.07.02.01.02	Transferencias corrientes a instituciones sin fines de lucro							
4.07.02.01.03	Transferencias corrientes a gobiernos extranjeros							
4.07.02.01.04	Transferencias corrientes a organismos internacionales							
4.07.02.02.00	Donaciones corrientes al exterior							
4.07.02.02.01	Donaciones corrientes a personas							
4.07.02.02.02	Donaciones corrientes a instituciones sin fines de lucro							
4.07.02.02.03	Donaciones corrientes a gobiernos extranjeros							
4.07.02.02.04	Donaciones corrientes a organismos internacionales							
4.07.03.00.00	**Transferencias y donaciones de capital internas**							
4.07.03.01.00	Transferencias de capital internas al sector privado							
4.07.03.01.01	Transferencias de capital a personas							
4.07.03.01.02	Transferencias de capital a instituciones sin fines de lucro							
4.07.03.01.03	Transferencias de capital a empresas privadas							
4.07.03.02.00	Donaciones de capital internas al sector privado							
4.07.03.02.01	Donaciones de capital a personas							
4.07.03.02.02	Donaciones de capital a instituciones sin fines de lucro							
4.07.03.03.00	Transferencias de capital internas al sector público							
4.07.03.03.01	Transferencias de capital a la República							
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales							
4.07.03.03.03	Transferencias de capital a instituciones de protección social							
4.07.03.03.04	Transferencias de capital a entes descentralizados con fines empresariales petroleros							
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros							
4.07.03.03.06	Transferencias de capital a entes descentralizados financieros bancarios							
4.07.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios							
4.07.03.03.08	Transferencias de capital al Poder Estadal							
4.07.03.03.09	Transferencias de capital al Poder Municipal							
4.07.03.03.99	Otras transferencias de capital internas al sector público							
4.07.03.04.00	Donaciones de capital internas al sector público							
4.07.03.04.01	Donaciones de capital a la República							
4.07.03.04.02	Donaciones de capital a entes descentralizados sin fines empresariales							
4.07.03.04.03	Donaciones de capital a instituciones de protección social							
4.07.03.04.04	Donaciones de capital a entes descentralizados con fines empresariales petroleros							
4.07.03.04.05	Donaciones de capital a entes descentralizados con fines empresariales no petroleros							
4.07.03.04.06	Donaciones de capital a entes descentralizados financieros bancarios							
4.07.03.04.07	Donaciones de capital a entes descentralizados financieros no bancarios							
4.07.03.04.08	Donaciones de capital al Poder Estadal							
4.07.03.04.09	Donaciones de capital al Poder Municipal							
4.07.04.00.00	**Transferencias y donaciones de capital al exterior**							
4.07.04.01.00	Transferencias de capital al exterior							
4.07.04.01.01	Transferencias de capital a personas							
4.07.04.01.02	Transferencias de capital a instituciones sin fines de lucro							
4.07.04.01.03	Transferencias de capital a gobiernos extranjeros							
4.07.04.01.04	Transferencias de capital a organismos internacionales							
4.07.04.02.00	Donaciones de capital al exterior							
4.07.04.02.01	Donaciones de capital a personas							
4.07.04.02.02	Donaciones de capital a instituciones sin fines de lucro							

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

(1) ENTE

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
4.07.04.02.03	Donaciones de capital a gobiernos extranjeros							
4.07.04.02.04	Donaciones de capital a organismos internacionales							
4.07.12.00.00	**Transferencias y donaciones a Consejos Comunales**							
4.07.12.01.00	Transferencias y donaciones corrientes a Consejos Comunales							
4.07.12.01.01	Transferencias corrientes a Consejos Comunales							
4.07.12.01.02	Donaciones corrientes a Consejos Comunales							
4.07.12.02.00	Transferencias y donaciones de capital a Consejos Comunales							
4.07.12.02.01	Transferencias de capital a Consejos Comunales							
4.07.12.02.02	Donaciones de capital a Consejos Comunales							
4.08.00.00.00	**OTROS GASTOS**							
4.08.01.00.00	**Depreciación y amortización**							
4.08.01.01.00	Depreciación							
4.08.01.01.01	Depreciación de edificios e instalaciones							
4.08.01.01.02	Depreciación de maquinaria y demás equipos de construcción, campo, industria y taller							
4.08.01.01.03	Depreciación de equipos de transporte, tracción y elevación							
4.08.01.01.04	Depreciación de equipos de comunicaciones y de señalamiento							
4.08.01.01.05	Depreciación de equipos médico - quirúrgicos, dentales y de veterinaria							
4.08.01.01.06	Depreciación de equipos científicos, religiosos, de enseñanza y recreación							
4.08.01.01.08	Depreciación de máquinas, muebles y demás equipos de oficina y alojamiento							
4.08.01.01.09	Depreciación de semovientes							
4.08.01.01.99	Depreciación de otros bienes de uso							
4.08.01.02.00	Amortización							
4.08.01.02.01	Amortización de marcas de fábrica y patentes de invención							
4.08.01.02.02	Amortización de derechos de autor							
4.08.01.02.03	Amortización de gastos de organización							
4.08.01.02.04	Amortización de paquetes y programas de computación							
4.08.01.02.05	Amortización de estudios y proyectos							
4.08.01.02.99	Amortización de otros activos intangibles							
4.08.02.00.00	**Intereses por operaciones financieras**							
4.08.02.03.00	Intereses por otros financiamientos							
4.08.05.00.00	**Obligaciones en el ejercicio vigente**							
4.08.05.01.00	Devoluciones de cobros indebidos							
4.08.05.02.00	Devoluciones y reintegros diversos							
4.08.05.03.00	Indemnizaciones diversas							
4.08.06.00.00	**Pérdidas ajenas a la operación**							
4.08.06.01.00	Pérdidas en inventarios							
4.08.06.02.00	Pérdidas en operaciones cambiarias							
4.08.06.03.00	Pérdidas en ventas de activos							
4.08.06.04.00	Pérdidas por cuentas incobrables							
4.08.06.05.00	Participación en pérdidas de otras empresas							
4.08.06.07.00	Impuestos directos							
4.08.06.08.00	Intereses de mora							
4.08.07.00.00	**Descuentos, bonificaciones y devoluciones**							
4.08.07.01.00	Descuentos sobre ventas							
4.08.07.02.00	Bonificaciones por ventas							
4.08.07.03.00	Devoluciones por ventas							
4.08.08.00.00	**Indemnizaciones y sanciones pecuniarias**							
4.08.08.01.00	Indemnizaciones por daños y perjuicios							
4.08.08.01.02	Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales							
4.08.08.02.00	Sanciones pecuniarias							
4.08.08.02.02	Sanciones pecuniarias impuestas a los entes descentralizados sin fines empresariales							
4.08.99.00.00	**Otros gastos**							
4.08.99.01.00	Otros gastos							
4.11.00.00.00	**DISMINUCION DE PASIVOS**							
4.11.01.00.00	**Disminución de gastos de personal por pagar**							
4.11.01.01.00	Disminución de sueldos, salarios y otras remuneraciones por pagar							
4.11.02.00.00	**Disminución de aportes patronales y retenciones laborales por pagar**							
4.11.02.01.00	Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)							
4.11.02.02.00	Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)							
4.11.02.03.00	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Jubilaciones							
4.11.02.04.00	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Seguro de Paro Forzoso							
4.11.02.05.00	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Habitacional							

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

(1) ENTE

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
4.11.02.06.00	Disminución de aportes patronales y retenciones laborales por pagar al seguro de vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios							
4.11.02.07.00	Disminución de aportes patronales y retenciones laborales por pagar a cajas de ahorro							
4.11.02.08.00	Disminución de aportes patronales por pagar a organismos de seguridad social							
4.11.02.09.00	Disminución de retenciones laborales por pagar al Instituto Nacional de Capacitación y Educación Socialista (Inces)							
4.11.02.10.00	Disminución de retenciones laborales por pagar por pensión alimenticia							
4.11.02.98.00	Disminución de otros aportes legales por pagar							
4.11.02.99.00	Disminución de otras retenciones laborales por pagar							
4.11.03.00.00	**Disminución de cuentas y efectos por pagar a proveedores**							
4.11.03.01.00	Disminución de cuentas por pagar a proveedores a corto plazo							
4.11.03.02.00	Disminución de efectos por pagar a proveedores a corto plazo							
4.11.03.03.00	Disminución de cuentas por pagar a proveedores a mediano y largo plazo							
4.11.03.04.00	Disminución de efectos por pagar a proveedores a mediano y largo plazo							
4.11.04.00.00	**Disminución de cuentas y efectos por pagar a contratistas**							
4.11.04.01.00	Disminución de cuentas por pagar a contratistas a corto plazo							
4.11.04.02.00	Disminución de efectos por pagar a contratistas a corto plazo							
4.11.04.03.00	Disminución de cuentas por pagar a contratistas a mediano largo y plazo							
4.11.04.04.00	Disminución de efectos por pagar a contratistas a mediano y plazo							
4.11.05.00.00	**Disminución de intereses por pagar**							
4.11.05.01.00	Disminución de intereses internos por pagar							
4.11.06.00.00	**Disminución de otras cuentas y efectos por pagar a corto plazo**							
4.11.06.01.00	Disminución de obligaciones de ejercicios anteriores							
4.11.06.02.00	Disminución de otras cuentas por pagar a corto plazo							
4.11.06.03.00	Disminución de otros efectos por pagar a corto plazo							
4.11.07.00.00	**Disminución de pasivos diferidos**							
4.11.07.01.00	Disminución de pasivos diferidos a corto plazo							
4.11.07.01.01	Disminución de rentas diferidas por recaudar a corto plazo							
4.11.08.00.00	**Disminución de provisiones y reservas técnicas**							
4.11.08.01.00	Disminución de provisiones							
4.11.08.01.01	Disminución de provisiones para cuentas incobrables							
4.11.08.01.02	Disminución de provisiones para despidos							
4.11.08.01.03	Disminución de provisiones para pérdidas en el inventario							
4.11.08.01.04	Disminución de provisiones para beneficios sociales							
4.11.08.01.99	Disminución de otras provisiones							
4.11.09.00.00	**Disminución de fondos de terceros**							
4.11.09.01.00	Disminución de depósitos recibidos en garantía							
4.11.09.99.00	Disminución de otros fondos de terceros							
4.11.10.00.00	**Disminución de depósitos de instituciones financieras**							
4.11.10.01.00	Disminución de depósitos a la vista							
4.11.10.01.01	Disminución de depósitos de terceros a la vista de organismos del sector público							
4.11.10.02.00	Disminución de depósitos a plazo fijo							
4.11.10.02.01	Disminución de depósitos a plazo fijo de organismos del sector público							
4.11.98.00.00	**Disminución de otros pasivos a corto plazo**							
4.11.98.01.00	Disminución de otros pasivos a corto plazo							
4.11.99.00.00	**Disminución de otros pasivos a mediano y largo plazo**							
4.11.99.01.00	Disminución de otros pasivos a mediano y largo plazo							
4.12.00.00.00	**DISMINUCIÓN DEL PATRIMONIO**							
4.12.01.00.00	**Disminución del capital**							
4.12.01.01.00	Disminución del capital fiscal e institucional							
4.12.03.00.00	**Ajuste por inflación**							
4.12.03.01.00	Ajuste por inflación							
4.12.04.00.00	**Disminución de resultados**							
4.12.04.01.00	Disminución de resultados acumulados							
4.12.04.02.00	Disminución de resultados del ejercicio							
	(7) TOTAL							

NOTA: LOS CÓDIGOS Y DENOMINACIONES DE LAS PARTIDAS DE GASTOS , ESTAN SUJETOS A LAS ACTUALIZACIONES DEL CLASIFICADOR PRESUPUESTARIO DICTADO POR LA ONAPRE.

FORMA 1926

FORMA 1927 RELACION DE APORTES, TRANSFERENCIAS Y DONACIONES OTORGADAS AL SECTOR PÚBLICO

A. Objetivo

Presentar la información de los aportes, transferencias y donaciones otorgadas a organismos del sector público, detallando los entes receptores de las mismas.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Indique el nombre del Ente y el año objeto del presupuesto.
2 y 3	Señala el código y la denominación de las sub-divisiones de las, **Sub-partidas 4.05.01.00.00 "Aportes en Acciones y Participaciones de Capital", 4.07.01.03.00 "Transferencias Corrientes Internas al Sector Público", 4.07.01.04.00 "Donaciones Corrientes Internas al Sector Público, 4.07.03.03.00 "Transferencias de Capital Internas al Sector Público" y 4.07.03.04.00 "Donaciones de Capital Internas al Sector Público",** las cuales corresponden aquellos conceptos de gastos utilizados para dirigir recursos al sector público. IDENTIFIQUE A LOS ENTES PUBLICOS RECEPTORES DE LAS TRANSFERENCIAS.
4 a la 6	Registre en bolívares enteros las transferencias destinadas al sector público para los años anteriores y el año que se presupuesta y anote los totales a nivel de la Específica y/o Sub-específica correspondiente.
7	Indique la suma de los montos de las columnas 4, 5 y 6.

MPPEU

INSTRUCTIVO N° [illegible]

[illegible]

RELACIÓN DE APORTES, TRANSFERENCIAS Y DONACIONES OTORGADAS AL SECTOR PÚBLICO

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO	DENOMINACIÓN	REAL	ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO
(2)	(3)	(4)	(5)	(6)
4.05.01.00.00	**A.- APORTES EN ACCIONES Y PARTICIPACIONES DE CAPITAL**			
4.05.01.02.00	APORTES EN ACCIONES Y PARTICIPACIONES DE CAPITAL AL SECTOR PÚBLICO			
4.05.01.02.01	APORTES EN ACCIONES Y PARTICIPACIONES DE CAPITAL A ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES			
	. **(Detallar cada uno de los entes receptores del aporte)**			
4.05.01.02.02	APORTES EN ACCIONES Y PARTICIPACIONES DE CAPITAL A INSTITUCIONES DE PROTECCION SOCIAL			
	. **(Detallar cada uno de los entes receptores del aporte)**			
4.05.01.02.03	APORTES EN ACCIONES Y PARTICIPACIONES DE CAPITAL A ENTES DESCENTRALIZADOS CON FINES PETROLEROS			
	. **(Detallar cada uno de los entes receptores del aporte)**			
4.05.01.02.04	APORTES EN ACCIONES Y PARTICIPACIONES DE CAPITAL A ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES NO PETROLEROS			
	. **(Detallar cada uno de los entes receptores del aporte)**			
4.05.01.02.05	APORTES EN ACCIONES Y PARTICIPACIONES DE CAPITAL A ENTES DESCENTRALIZADOS FINANCIEROS BANCARIOS			
	. **(Detallar cada uno de los entes receptores del aporte)**			
4.05.01.02.06	APORTES EN ACCIONES Y PARTICIPACIONES DE CAPITAL A ENTES DESCENTRALIZADOS FINANCIEROS NO BANCARIOS			
	. **(Detallar cada uno de los entes receptores del aporte)**			
4.05.01.02.07	APORTES EN ACCIONES Y PARTICIPACIONES DE CAPITAL A ORGANISMOS DEL SECTOR PÚBLICO PARA EL PAGO DE SU DEUDA			
	. **(Detallar cada uno de los entes receptores del aporte)**			
4.07.01.03.00	**B.- TRANSFERENCIAS CORRIENTES INTERNAS AL SECTOR PÚBLICO**			
4.07.01.03.01	TRANSFERENCIAS CORRIENTES A LA REPÚBLICA			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.01.03.02	TRANSFERENCIAS CORRIENTES A ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.01.03.03	TRANSFERENCIAS CORRIENTES A ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES PARA ATENDER BENEFICIOS DE LA SEGURIDAD SOCIAL			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.01.03.04	TRANSFERENCIAS CORRIENTES A INSTITUCIONES DE PROTECCIÓN SOCIAL			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.01.03.05	TRANSFERENCIAS CORRIENTES A INSTITUCIONES DE PROTECCIÓN SOCIAL PARA ATENDER BENEFICIOS DE LA SEGURIDAD SOCIAL			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.01.03.06	TRANSFERENCIAS CORRIENTES A ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES PETROLÉROS			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.01.03.07	TRANSFERENCIAS CORRIENTES A ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES NO PETROLÉROS			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.01.03.08	TRANSFERENCIAS CORRIENTES A ENTES DESCENTRALIZADOS FINANCIEROS BANCARIOS			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.01.03.09	TRANSFERENCIAS CORRIENTES A ENTES DESCENTRALIZADOS FINANCIEROS NO BANCARIOS			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.01.03.10	TRANSFERENCIAS CORRIENTES AL PODER ESTADAL			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.01.03.11	TRANSFERENCIAS CORRIENTES AL PODER MUNICIPAL			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.01.04.00	**C.- DONACIONES CORRIENTES INTERNAS AL SECTOR PÚBLICO**			
4.07.01.04.01	DONACIONES CORRIENTES A LA REPÚBLICA			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.01.04.02	DONACIONES CORRIENTES A ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.01.04.03	DONACIONES CORRIENTES A INSTITUCIONES DE PROTECCION SOCIAL			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			

MPPEU

OPSU

INSTRUCTIVO N° 18

FORMULACIÓN DE LOS PRESUPUESTOS DE INGRESOS Y GASTOS DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

FECHA DE ACTUALIZACIÓN

[illegible]

RELACIÓN DE APORTES, TRANSFERENCIAS Y DONACIONES OTORGADAS AL SECTOR PÚBLICO

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO	DENOMINACIÓN	REAL	ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO
(2)	(3)	(4)	(5)	(6)
4.07.01.04.04	DONACIONES CORRIENTES A ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES PETROLÉROS			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.01.04.05	DONACIONES CORRIENTES A ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES NO PETROLÉROS			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.01.04.06	DONACIONES CORRIENTES A ENTES DESCENTRALIZADOS FINANCIEROS BANCARIOS			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.01.04.07	DONACIONES CORRIENTES A ENTES DESCENTRALIZADOS FINANCIEROS NO BANCARIOS			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.01.04.08	DONACIONES CORRIENTES AL PODER ESTADAL			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.01.04.09	DONACIONES CORRIENTES AL PODER MUNICIPAL			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.03.03.00	**D.- TRANSFERENCIAS DE CAPITAL INTERNAS AL SECTOR PÚBLICO**			
4.07.03.03.01	TRANSFERENCIAS DE CAPITAL A LA REPÚBLICA			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.03.03.02	TRANSFERENCIAS DE CAPITAL A LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.03.03.03	TRANSFERENCIAS DE CAPITAL A INSTITUCIONES DE PROTECCION SOCIAL			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.03.03.04	TRANSFERENCIAS DE CAPITAL A ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES PETROLÉROS			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.03.03.05	TRANSFERENCIAS DE CAPITAL A ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES NO PETROLÉROS			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.03.03.06	TRANSFERENCIAS DE CAPITAL A ENTES DESCENTRALIZADOS FINANCIEROS BANCARIOS			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.03.03.07	TRANSFERENCIAS DE CAPITAL A ENTES DESCENTRALIZADOS FINANCIEROS NO BANCARIOS			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.03.03.08	TRANSFERENCIAS DE CAPITAL AL PODER ESTADAL			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.03.03.09	TRANSFERENCIAS DE CAPITAL AL PODER MUNICIPAL			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.03.04.00	**E.- DONACIONES DE CAPITAL INTERNAS AL SECTOR PÚBLICO**			
4.07.03.04.01	DONACIONES DE CAPITAL A LA REPÚBLICA			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.03.04.02	DONACIONES DE CAPITAL A LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.03.04.03	DONACIONES DE CAPITAL A INSTITUCIONES DE PROTECCION SOCIAL			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.03.04.04	DONACIONES DE CAPITAL A ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES PETROLÉROS			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.03.04.05	DONACIONES DE CAPITAL A ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES NO PETROLÉROS			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.03.04.06	DONACIONES DE CAPITAL A ENTES DESCENTRALIZADOS FINANCIEROS BANCARIOS			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.03.04.07	DONACIONES DE CAPITAL A ENTES DESCENTRALIZADOS FINANCIEROS NO BANCARIOS			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.03.04.08	DONACIONES DE CAPITAL AL PODER ESTADAL			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
4.07.03.04.09	DONACIONES DE CAPITAL AL PODER MUNICIPAL			
	. **(Detallar cada uno de los entes receptores de la transferencia)**			
	(7) TOTAL (A+B)			

FORMA: 1927

FORMA 1928 RELACIÓN DE SUBSIDIOS, TRANSFERENCIAS Y DONACIONES OTORGADAS AL SECTOR PRIVADO

A. Objetivo

Presentar la información de las transferencias y donaciones otorgadas al sector privado, detallando los entes receptores de las mismas.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Indique la denominación del Ente y el año objeto del presupuesto.
2 y 3	Señala el código y la denominación de la **Sub-partida 4.07.01.01.00 "Transferencias Corrientes Internas al Sector Privado", 4.07.01.02.00 "Donaciones Corrientes Internas al Sector Privado", 4.07.03.01.00 "Transferencias de Capital Internas al Sector Privado" y 4.07.03.02.00 "Donaciones de Capital Internas al Sector Privado",** referidas a los organismos del sector privado a quienes van dirigidos los recursos que se transfieren y donan e identifique a los entes receptores.
4 a la 6	Registre en bolívares enteros las transferencias y donaciones otorgadas al sector privado, para los años anteriores y el año que se presupuesta y, efectúe los totales a nivel de la Específica y/o Sub-específica correspondiente.
7	Indique la suma de los montos de las columnas 4, 5 y 6.

ONAPRE

MPPEU

OPSU

INSTRUCTIVO N° [illegible]

[illegible]

FECHA DE ACTUALIZACIÓN [illegible]

RELACIÓN DE SUBSIDIOS, TRANSFERENCIAS Y DONACIONES OTORGADAS AL SECTOR PRIVADO

(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

CÓDIGO	DENOMINACIÓN	AÑO REAL	AÑO ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO
(2)	(3)	(4)	(5)	(6)
4.07.01.01.00	**A. TRANSFERENCIAS CORRIENTES INTERNAS AL SECTOR PRIVADO**			
4.07.01.01.70	SUBSIDIOS EDUCACIONALES AL SECTOR PRIVADO			
	. (Detallar cada uno de los entes receptores del subsidio)			
4.07.01.01.71	SUBSIDIOS A UNIVERSIDADES PRIVADAS			
	. (Detallar cada uno de los entes receptores del subsidio)			
4.07.01.01.72	SUBSIDIOS CULTURALES AL SECTOR PRIVADO			
	. (Detallar cada uno de los entes receptores del subsidio)			
4.07.01.01.73	SUBSIDIOS A INSTITUCIONES BENÉFICAS PRIVADAS			
	. (Detallar cada uno de los entes receptores del subsidio)			
4.07.01.01.74	SUBSIDIOS A CENTROS DE EMPLEADOS			
	. (Detallar cada uno de los entes receptores del subsidio)			
4.07.01.01.75	SUBSIDIOS A ORGANISMOS LABORALES Y GREMIALES			
	. (Detallar cada uno de los entes receptores del subsidio)			
4.07.01.01.76	SUBSIDIOS A ENTIDADES RELIGIOSAS			
	. (Detallar cada uno de los entes receptores del subsidio)			
4.07.01.01.77	SUBSIDIOS A ENTIDADES DEPORTIVAS Y RECREATIVAS DE CARÁCTER PRIVADO			
	. (Detallar cada uno de los entes receptores del subsidio)			
4.07.01.01.78	SUBSIDIOS CIENTIFICOS AL SECTOR PRIVADO			
	. (Detallar cada uno de los entes receptores del subsidio)			
4.07.01.01.79	SUBSIDIOS A COOPERATIVAS			
	. (Detallar cada uno de los entes receptores del subsidio)			
4.07.01.01.80	SUBSIDIOS A EMPRESAS PRIVADAS			
	. (Detallar cada uno de los entes receptores del subsidio)			
4.07.01.01.99	OTRAS TRANSFERENCIAS CORRIENTES INTERNAS AL SECTOR PRIVADO			
	. (Detallar cada uno de los entes receptores de la transferencia)			
4.07.01.01.99	OTRAS TRANSFERENCIAS CORRIENTES INTERNAS AL SECTOR PRIVADO			
	. (Detallar cada uno de los entes receptores de la transferencia)			
4.07.01.02.00	**B. DONACIONES CORRIENTES INTERNAS AL SECTOR PRIVADO**			
4.07.01.02.02	DONACIONES CORRIENTES A INSTITUCIONES SIN FINES DE LUCRO			
4.07.03.01.00	**C. TRANSFERENCIAS DE CAPITAL INTERNAS AL SECTOR PRIVADO**			
4.07.03.01.02	TRANSFERENCIAS DE CAPITAL A INSTITUCIONES SIN FINES DE LUCRO			
	. ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.03.02.00	**D. DONACIONES DE CAPITAL INTERNAS AL SECTOR PRIVADO**			
4.07.03.02.02	DONACIONES DE CAPITAL A INSTITUCIONES SIN FINES DE LUCRO			
	. ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
	(7) TOTAL (A+B+C+D)			

FORMA: 1928

FORMA 1929 RELACIÓN DE TRANSFERENCIAS Y DONACIONES RECIBIDAS DEL SECTOR PÚBLICO

A. Objetivo

Presentar la información de las transferencias y donaciones recibidas de organismos del Sector Público, desagregadas a nivel de los entes otorgantes de las mismas.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Indique el nombre del Ente y el año objeto del presupuesto.
2 y 3	Señala el código y la denominación de las sub-divisiones de la Partida 3.05.00.00.00 "Transferencias y Donaciones", correspondiente a los recursos recibidos del sector público, e identifique a los organismos otorgantes.
4 a la 6	Registre en bolívares enteros las transferencias recibidas en los años anteriores y el año que se presupuesta por los conceptos citados y, efectúe las sumatorias a nivel de la Específica o Sub-específica correspondiente.
7	Indique la suma de los montos de las columnas 4, 5 y 6.

ONAPRE

MPPEU

OPSU

INSTRUCTIVO N° 10

FORMULACIÓN DE LOS PRESUPUESTOS DE INGRESOS Y GASTOS DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

FECHA DE ACTUALIZACIÓN

Junio 2012

RELACIÓN DE TRANSFERENCIAS Y DONACIONES RECIBIDAS DEL SECTOR PÚBLICO

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO	DENOMINACIÓN	AÑO REAL	AÑO ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO
(2)	(3)	(4)	(5)	(6)
3.05.01.03.00	**A. TRANSFERENCIAS CORRIENTES INTERNAS DEL SECTOR PÚBLICO**			
3.05.01.03.01	TRANSFERENCIAS CORRIENTES INTERNAS DE LA REPÚBLICA . **(Detallar cada uno de los entes otorgantes de la Transferencia)**			
3.05.01.03.02	TRANSFERENCIAS CORRIENTES INTERNAS DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES . **(Detallar cada uno de los entes otorgantes de la Transferencia)**			
3.05.01.03.03	TRANSFERENCIAS CORRIENTES INTERNAS DE INSTITUCIONES DE PROTECCIONES SOCIAL . **(Detallar cada uno de los entes otorgantes de la Transferencia)**			
3.05.01.03.04	TRANSFERENCIAS CORRIENTES INTERNAS DE ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES PETRÓLEROS . **(Detallar cada uno de los entes otorgantes de la Transferencia)**			
3.05.01.03.05	TRANSFERENCIAS CORRIENTES INTERNAS DE ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES NO PETRÓLEROS . **(Detallar cada uno de los entes otorgantes de la Transferencia)**			
3.05.01.03.06	TRANSFERENCIAS CORRIENTES INTERNAS DE ENTES DESCENTRALIZADOS FINANCIEROS BANCARIOS . **(Detallar cada uno de los entes otorgantes de la Transferencia)**			
3.05.01.03.07	TRANSFERENCIAS CORRIENTES INTERNAS DE ENTES DESCENTRALIZADOS FINANCIEROS NO BANCARIOS . **(Detallar cada uno de los entes otorgantes de la Transferencia)**			
3.05.01.03.08	TRANSFERENCIAS CORRIENTES INTERNAS DEL PODER ESTADAL . **(Detallar cada uno de los entes otorgantes de la Transferencia)**			
3.05.01.03.09	TRANSFERENCIAS CORRIENTES INTERNAS DEL PODER MUNICIPAL . **(Detallar cada uno de los entes otorgantes de la Transferencia)**			
3.05.01.04.00	**B. DONACIONES CORRIENTES INTERNAS DEL SECTOR PÚBLICO**			
3.05.01.04.01	DONACIONES CORRIENTES INTERNAS DE LA REPÚBLICA . **(Detallar cada uno de los entes otorgantes de la Donación)**			
3.05.01.04.02	DONACIONES CORRIENTES INTERNAS DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES . **(Detallar cada uno de los entes otorgantes de la Donación)**			
3.05.01.04.03	DONACIONES CORRIENTES INTERNAS DE INSTITUCIONES DE PROTECCIONES SOCIAL . **(Detallar cada uno de los entes otorgantes de la Donación)**			
3.05.01.04.04	DONACIONES CORRIENTES INTERNAS DE ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES PETRÓLEROS . **(Detallar cada uno de los entes otorgantes de la Donación)**			
3.05.01.04.05	DONACIONES CORRIENTES INTERNAS DE ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES NO PETRÓLEROS . **(Detallar cada uno de los entes otorgantes de la Donación)**			
3.05.01.04.06	DONACIONES CORRIENTES INTERNAS DE ENTES DESCENTRALIZADOS FINANCIEROS BANCARIOS . **(Detallar cada uno de los entes otorgantes de la Donación)**			
3.05.01.04.07	DONACIONES CORRIENTES INTERNAS DE ENTES DESCENTRALIZADOS FINANCIEROS NO BANCARIOS . **(Detallar cada uno de los entes otorgantes de la Donación)**			
3.05.01.04.08	DONACIONES CORRIENTES INTERNAS DEL PODER ESTADAL . **(Detallar cada uno de los entes otorgantes de la Donación)**			
3.05.01.04.09	DONACIONES CORRIENTES INTERNAS DEL PODER MUNICIPAL . **(Detallar cada uno de los entes otorgantes de la Donación)**			
3.05.02.03.00	**C. TRANSFERENCIAS DE CAPITAL INTERNAS DEL SECTOR PÚBLICO**			
3.05.02.03.01	TRANSFERENCIAS DE CAPITAL INTERNAS DE LA REPÚBLICA . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			

RELACIÓN DE TRANSFERENCIAS Y DONACIONES RECIBIDAS DEL SECTOR PÚBLICO

(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

CÓDIGO	DENOMINACIÓN	AÑO REAL	AÑO ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO
(2)	(3)	(4)	(5)	(6)
3.05.02.03.02	TRANSFERENCIAS DE CAPITAL INTERNAS DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES			
	. **(Detallar cada uno de los entes otorgantes de la Transferencia)**			
3.05.02.03.03	TRANSFERENCIAS DE CAPITAL INTERNAS DE INSTITUCIONES DE PROTECCIONES SOCIAL			
	. **(Detallar cada uno de los entes otorgantes de la Transferencia)**			
3.05.02.03.04	TRANSFERENCIAS DE CAPITAL INTERNAS DE ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES PETRÓLEROS			
	. **(Detallar cada uno de los entes otorgantes de la Transferencia)**			
3.05.02.03.05	TRANSFERENCIAS DE CAPITAL INTERNAS DE ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES NO PETRÓLEROS			
	. **(Detallar cada uno de los entes otorgantes de la Transferencia)**			
3.05.02.03.06	TRANSFERENCIAS DE CAPITAL INTERNAS DE ENTES DESCENTRALIZADOS FINANCIEROS BANCARIOS			
	. **(Detallar cada uno de los entes otorgantes de la Transferencia)**			
3.05.02.03.07	TRANSFERENCIAS DE CAPITAL INTERNAS DE ENTES DESCENTRALIZADOS FINANCIEROS NO BANCARIOS			
	. **(Detallar cada uno de los entes otorgantes de la Transferencia)**			
3.05.02.03.08	TRANSFERENCIAS DE CAPITAL INTERNAS DEL PODER ESTADAL			
	. **(Detallar cada uno de los entes otorgantes de la Transferencia)**			
3.05.02.03.09	TRANSFERENCIAS DE CAPITAL INTERNAS DEL PODER MUNICIPAL			
	. **(Detallar cada uno de los entes otorgantes de la Transferencia)**			
3.05.02.04.00	**D. DONACIONES DE CAPITAL INTERNAS DEL SECTOR PÚBLICO**			
3.05.02.04.01	DONACIONES DE CAPITAL INTERNAS DE LA REPÚBLICA			
	. **(Detallar cada uno de los entes otorgantes de la Donación)**			
3.05.02.04.02	DONACIONES DE CAPITAL INTERNAS DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES			
	. **(Detallar cada uno de los entes otorgantes de la Donación)**			
3.05.02.04.03	DONACIONES DE CAPITAL INTERNAS DE INSTITUCIONES DE PROTECCIONES SOCIAL			
	. **(Detallar cada uno de los entes otorgantes de la Donación)**			
3.05.02.04.04	DONACIONES DE CAPITAL INTERNAS DE ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES PETRÓLEROS			
	. **(Detallar cada uno de los entes otorgantes de la Donación)**			
3.05.02.04.05	DONACIONES DE CAPITAL INTERNAS DE ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES NO PETRÓLEROS			
	. **(Detallar cada uno de los entes otorgantes de la Donación)**			
3.05.02.04.06	DONACIONES DE CAPITAL INTERNAS DE ENTES DESCENTRALIZADOS FINANCIEROS BANCARIOS			
	. **(Detallar cada uno de los entes otorgantes de la Donación)**			
3.05.02.04.07	DONACIONES DE CAPITAL INTERNAS DE ENTES DESCENTRALIZADOS FINANCIEROS NO BANCARIOS			
	. **(Detallar cada uno de los entes otorgantes de la Donación)**			
3.05.02.04.08	DONACIONES DE CAPITAL INTERNAS DEL PODER ESTADAL			
	. **(Detallar cada uno de los entes otorgantes de la Donación)**			
3.05.02.04.09	DONACIONES DE CAPITAL INTERNAS DEL PODER MUNICIPAL			
	. **(Detallar cada uno de los entes otorgantes de la Donación)**			
	(7) TOTAL (A+B)			

FORMA: 1929

FORMA 1930 RELACIÓN DE TRANSFERENCIAS Y DONACIONES RECIBIDAS DEL SECTOR PRIVADO

A. Objetivo

Presentar la información de las transferencias y donaciones por recibir del Sector Privado, detallando los entes otorgantes de las mismas.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Indique el nombre del Ente y el año objeto del presupuesto.
2 y 3	Señala el código y la denominación de las sub-divisiones de la Partida 3.05.00.00.00 "Transferencias y Donaciones", referidas a los recursos recibidos del sector privado, e identifique a los entes otorgantes.
4 a la 6	Registre en bolívares enteros las transferencias y donaciones recibidas en los años anteriores y el año que se presupuesta, por los conceptos citados y, efectúe las sumatorias a nivel de la Específica o Sub-específica correspondiente.
7	Indique la suma de los montos de las columnas Nº 4, 5 y 6.

ONAPRE

MPPEU

OPSU

INSTRUCTIVO N° 19

FORMULACIÓN DE LOS PRESUPUESTOS DE INGRESOS Y GASTOS DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

FECHA DE ACTUALIZACIÓN

Junio 2012

RELACIÓN DE TRANSFERENCIAS Y DONACIONES RECIBIDAS DEL SECTOR PRIVADO

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO	DENOMINACIÓN	AÑO REAL	AÑO ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO
(2)	(3)	(4)	(5)	(6)
3.05.01.01.00	**A. TRANSFERENCIAS CORRIENTES INTERNAS DEL SECTOR PRIVADO**			
3.05.01.01.01	TRANSFERENCIAS CORRIENTES INTERNAS DE PERSONAS			
	. **(Detallar)**			
3.05.01.01.02	TRANSFERENCIAS CORRIENTES INTERNAS DE INSTITUCIONES SIN FINES DE LUCRO			
	. **(Detallar cada uno de los entes otorgantes de la Transferencia)**			
3.05.01.01.03	TRANSFERENCIAS CORRIENTES INTERNAS DE EMPRESAS PRIVADAS			
	. **(Detallar cada uno de los entes otorgantes de la Transferencia)**			
3.05.01.02.00	**B. DONACIONES CORRIENTES INTERNAS DEL SECTOR PRIVADO**			
3.05.01.02.01	DONACIONES CORRIENTES INTERNAS DE PERSONAS			
	. **(Detallar)**			
3.05.01.02.02	DONACIONES CORRIENTES INTERNAS DE INSTITUCIONES SIN FINES DE LUCRO			
	. **(Detallar cada uno de los entes otorgantes de la Donación)**			
3.05.01.02.03	DONACIONES CORRIENTES INTERNAS DE EMPRESAS PRIVADAS			
	. **(Detallar cada uno de los entes otorgantes de la Donación)**			
3.05.02.01.00	**C. TRANSFERENCIAS DE CAPITAL INTERNAS DEL SECTOR PRIVADO**			
3.05.02.01.01	TRANSFERENCIAS DE CAPITAL INTERNAS DE PERSONAS			
	. **(Detallar)**			
3.05.02.01.02	TRANSFERENCIAS DE CAPITAL INTERNAS DE INSTITUCIONES SIN FINES DE LUCRO			
	. **(Detallar cada uno de los entes otorgantes de la Transferencia)**			
3.05.02.01.03	TRANSFERENCIAS DE CAPITAL INTERNAS DE EMPRESAS PRIVADAS			
	. **(Detallar cada uno de los entes otorgantes de la Transferencia)**			
3.05.02.02.00	**C. DONACIONES CORRIENTES INTERNAS DEL SECTOR PRIVADO**			
3.05.02.02.01	DONACIONES DE CAPITAL INTERNAS DE PERSONAS			
	. **(Detallar)**			
3.05.02.02.02	DONACIONES DE CAPITAL INTERNAS DE INSTITUCIONES SIN FINES DE LUCRO			
	. **(Detallar cada uno de los entes otorgantes de la Donación)**			
3.05.02.02.03	DONACIONES DE CAPITAL INTERNAS DE EMPRESAS PRIVADAS			
	. **(Detallar cada uno de los entes otorgantes de la Donación)**			
	(7) TOTAL (A+B+C+D)			

FORMA: 1930

FORMA 1931 PRESUPUESTO DE DIVISAS

A. Objetivo

Presentar información del presupuesto de divisas del Ente, para los años REAL, ÚLTIMO ESTIMADO Y PROGRAMADO.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Registre el nombre del Ente y el año objeto del presupuesto.
2	Indica los diferentes conceptos de egresos de divisas que interesan a los usuarios de la información.
3 y 4	Anote los egresos de divisas ejecutados por el Ente para los años anteriores.
5 a la 8	Registre la programación trimestral de los egresos de divisas, que realizará en el año que se presupuesta.
9	Totalice los montos para cada uno de los conceptos de egresos de divisas.
10	Indique el tipo de cambio promedio utilizado, para los años anteriores y el programado mensual del año presupuestado.
11	Anote las observaciones que considera pertinentes en relación con la información suministrada.

BASES TEÓRICAS

1. EGRESOS DE DIVISAS

Toda transacción que representa un egreso real de divisas para la Institución declarante deberá registrarse bajo este concepto. Seguidamente se define la cobertura de cada uno de los rubros que componen los egresos de divisas del organismo:

1. Importaciones Totales

Dentro de esta categoría deberán incluirse todos los egresos de divisas que tengan su origen en las importaciones de mercancías y de servicios a realizarse por la Institución.

1.1. De Bienes

Corresponde a las compras externas de mercancías (FOB) de acuerdo a la siguiente clasificación:

1.1.1. De Consumo

Se refiere a los bienes de demanda final destinados al consumo de la propia Institución o del público y que no impliquen una transformación posterior.

1.1.2. Intermedios

Representan las compras de mercancías que constituyen insumos primarios (materias primas y otros bienes) empleados en el proceso productivo de la Institución.

1.1.3. De Inversión

Están representadas por el valor de las importaciones de bienes requeridos para efectuar reposición de activos o ampliaciones de la capacidad instalada por inversión nueva.

1.2. De Servicios

Corresponde a los pagos por servicios recibidos del exterior según el siguiente desglose:

1.2.1. Transporte y Seguros

Comprende los egresos por servicios de transporte y seguros vinculados al comercio de mercancías

1.2.2. Servicios Diversos

Incluye:

1.1.2.2.1. Becas

Representan las erogaciones por concepto de becas a ser otorgadas por la Institución para cursar estudios en el exterior.

1.1.2.2.2. Misiones

Incluye los gastos por viajes al exterior en cumplimiento de misiones encomendadas por la institución.

1.1.2.2.3. Otros

Deberán incluirse otros pagos por servicios no considerados en las categorías anteriores; como por ejemplo: seguros no vinculados con el comercio de bienes, pagos por asistencia tecnológica, servicios portuarios, alquiler de transporte y compra de combustible.

2. Servicio de la Deuda Externa

Dentro de esta categoría deberán registrarse los pagos a realizarse por concepto de servicio de la deuda externa, con la siguiente especificación:

2.1. Amortizaciones

Corresponde a los pagos de capital por préstamos adquiridos por el organismo.

2.1.1. Corto Plazo

Comprende los egresos por pagos de capital, por préstamos adquiridos por el organismo con vencimientos de un año o menos.

2.1.2. Largo Plazo

Incluye las erogaciones destinadas a la amortización de capital, correspondiente a préstamos adquiridos por la Institución con vencimientos mayores a un año.

2.2. Intereses

2.2.1. Corto Plazo

Se refiere al pago de intereses correspondientes a préstamos con vencimientos de un año o menos.

2.2.2. Largo Plazo

Comprende los pagos por intereses correspondientes a préstamos adquiridos por el organismo con vencimientos mayores de un año.

3. Otros Egresos

Deberán incluirse todas las salidas de divisas no especificadas en los rubros anteriores, por ejemplo: los egresos por contribuciones y suscripciones a Organismos Internacionales, por los cuales el organismo no recibirá una contraprestación de servicio.

NOTA: LA INFORMACIÓN REGISTRADA EN EL FORMULARIO DEBE SER CUANTIFICADA EN DOLARES AMERICANOS, SEÑALANDO EL TIPO DE CAMBIO UTILIZADO.

PRESUPUESTO DE DIVISAS

(1) ENTE:

EJERCICIO FISCAL AÑO:

CONCEPTO	EGRESOS DE DIVISAS (Dólares U.S.A)						
	AÑO REAL	AÑO ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO				
			TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTALES
(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
EGRESOS DE DIVISAS							
1. IMPORTACIONES TOTALES							
1.1 DE BIENES							
1.1.1 DE CONSUMO							
1.1.2 INTERMEDIOS							
1.1.3 DE INVERSIÓN							
1.2 DE SERVICIOS							
1.2.1 TRANSPORTE Y SEGUROS							
1.2.2 SERVICIOS DIVERSOS							
1.2.2.1 BECAS							
1.2.2.2 MISIONES							
1.2.2.3 OTROS							
2. SERVICIO DE LA DEUDA EXTERNA							
2.1 AMORTIZACIONES							
2.1.1 CORTO PLAZO							
2.1.2 LARGO PLAZO							
2.2 INTERESES							
2.2.1 CORTO PLAZO							
2.2.2 LARGO PLAZO							
3. OTROS EGRESOS							
(10) TIPO DE CAMBIO UTILIZADO							

(11) OBSERVACIONES:

FORMA: 1931

CAPÍTULOII

DESCRIPCIÓN DE FORMULARIOS

2. Información Financiera

FORMA 1932 RESUMEN DE INVERSIONES

A. Objetivo

Presentar la inversión acumulada de la institución a partir de las principales cuentas que la integran: real para el año anterior al vigente, revisada para el año vigente y programada por trimestres para el año que se presupuesta. Para este último año deberá presentarse, además; la inversión que se estima realizar en el año, la venta o desincorporación de activos, la depreciación, amortización y la inversión neta.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Indique el código y la denominación del Ente.
2 y 3	Señala el código y denominación de las cuentas según el Plan de Cuentas Patrimoniales vigente establecido por la Oficina Nacional de Contabilidad Pública (ONCOP). Para el caso de los gastos capitalizables se aplican los códigos y denominaciones según el Clasificador Presupuestario de Recursos y Egresos vigente establecido por la Oficina Nacional de Presupuesto (ONAPRE).
4	Registre los montos en bolívares enteros la inversión bruta acumulada al 31/12 del año real, para cada una de las cuentas indicadas en la columna Nº 3.
5	Registre en bolívares enteros la inversión bruta acumulada al 31/12 para el último año estimado.
6 a la 9	Registre en bolívares enteros las estimaciones trimestrales de inversión bruta para el año que se presupuesta.
10	Indique la suma de las columnas Nº 6 a la 9 correspondiente a la inversión bruta del año presupuestado.

CAMPO	DESCRIPCIÓN
11	Señale la venta y/o desincorporación de activos por liquidación, venta u otro motivo.
12	Indique la inversión bruta acumulada al 31/12 del año que se presupuesta, el cual resulta de sumar: los valores incluidos en las columnas Nº 5 (Año Último Estimado), el total de la columna 10 (Total inversión bruta del año presupuestado), disminuido por los valores de la columna 11 (Venta y/o desincorporación de activos).
13	Indique el monto de la depreciación y amortización para el año objeto del presupuesto.
14	Señale la inversión neta del ejercicio que se presupuesta, el cual resulta de restar: los valores incluidos en el total de la columna 10 (Inversión bruta del año), menos la columna 11 (Venta y/o desincorporación de activos) y la columna13 (la depreciación y amortización anual).
15	Indique la sumatoria de las columnas de la 4 a la 14.

NOTA: Los montos reflejados en el presente formato, deben estar vinculados a las cifras registradas en el Balance General (Forma 1936), para los años anteriores, así como para el ejercicio fiscal que se presupuesta en los conceptos que correspondan.

CONAPRE
MIPPEU
OPSU

[illegible]

RESUMEN DE INVERSIONES

(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

CÓDIGO CONTABLE	DENOMINACIÓN	INVERSIÓN BRUTA AÑO REAL AL 31/12/	INVERSIÓN BRUTA AÑO ÚLTIMO ESTIMADO AL 31/12/	AÑO PRESUPUESTADO					VENTA Y/O DESINCORPORACIÓN DE ACTIVOS DEL AÑO	INVERSIÓN BRUTA ACUMULADA AL 31/12/	DEPRECIACIÓN Y/O AMORTIZACIÓN DEL AÑO	INVERSIÓN NETA DEL AÑO
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	INVERSIÓN BRUTA DEL AÑO				
(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)	(11)	(12)	(13)	(14)
1.2.1	**Inversión Financiera a Largo Plazo**											
1.2.1.01	**Inversiones Financieras en Acciones y Participaciones de Capital a Largo Plazo**											
1.2.1.01.01	Inversiones en acciones y participaciones de capital a largo plazo al sector privado											
1.2.1.01.02	Inversiones en acciones y participaciones de capital a largo plazo al sector público											
1.2.1.02	**Inversiones Financieras en Títulos y Valores a Largo Plazo**											
1.2.1.02.01	Inversiones en títulos y valores privados a largo plazo											
1.2.1.02.02	Inversiones en títulos y valores públicos a largo plazo											
1.2.1.03	**Préstamos por Cobrar a Largo Plazo**											
1.2.1.03.01	Préstamos por cobrar a largo plazo al sector privado											
1.2.1.03.02	Préstamos por cobrar a largo plazo al sector público											
1.2.3	**Propiedad, Planta y Equipo**											
1.2.3.01	**Bienes de Uso**											
1.2.3.01.01	Edificios e Instalaciones											
	Adquisición de Edificios e Instalaciones											
	Conservación, Ampliaciones y Mejoras Mayores											
1.2.3.01.02	Maquinarias y demás Equipos de Construcción, Campo, Industria y Taller											
1.2.3.01.03	Equipos de Transporte, Tracción y Elevación											
1.2.3.01.04	Equipos de Comunicación y Señalamiento											
1.2.3.01.05	Equipos Médicos Quirúrgicos, Dentales y Veterinarios											
1.2.3.01.06	Equipos Científicos, Religiosos de Enseñanza y Recreación											
1.2.3.01.08	Maquinaria Muebles y Equipos de Oficina y de Alojamiento											
1.2.3.01.09	Semovientes											
1.2.3.01.19	Otras Bienes de Uso											
1.2.3.02	**Tierras y Terrenos**											
1.2.3.03	**Tierras y Terrenos Expropiados**											
1.2.3.04	**Edificios e Instalaciones Expropiados**											
1.2.3.05	**Construcciones en Proceso (Sólo lo correspondiente a Estudios y Proyectos)**											
1.2.3.05.01	Construcciones en Proceso de Bienes del Dominio Privado											
1.2.3.05.02	Construcciones en Proceso de Bienes del Dominio Público											
1.2.4	**Activo Intangible**											
1.2.4.01	Marcas de Fabricas y Patentes de Inversión											
1.2.4.02	Derechos de Autor											
1.2.4.03	Gastos de Organización											
1.2.4.04	Paquetes y Programas de Computación											
1.2.4.05	Estudios y Proyectos											
1.2.4.19	Otros Activos Intangibles											
	Gastos Capitalizables (Propias de la Institución)											
4.01.00.00.00	**Gastos de Personal**											
	Imputación en Activo Fijo											
	Imputación en Activo Intangible											
4.02.00.00.00	**Materiales, Suministros y Mercancía**											
	Imputación en Activo Fijo											
	Imputación en Activo Intangible											
4.03.00.00.00	**Servicios no Personales**											
	Imputación en Activo Fijo											
	Imputación en Activo Intangible											
4.07.00.00.00	**Transferencias y Donaciones**											
	Imputación en Activo Fijo											
	Imputación en Activo Intangible											
4.08.00.00.00	**Otros Gastos**											
	Imputación en Activo Fijo											
	Imputación en Activo Intangible											
TOTAL (15)												

FORMA: 1932

FORMA 1933 RELACIÓN DE DEUDAS POR SERVICIOS BÁSICOS

A. Objetivo

Presentar la información financiera de los saldos acumulados de las deudas por servicios básicos para el año real y último estimado; así como los movimientos por variación de dicha deuda para el año objeto del presupuesto.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Indique el nombre del Ente y el año objeto del presupuesto.
2	Indica la denominación de los conceptos de gastos por servicios básicos
3 y 4	Registre el monto de cierre en bolívares enteros, correspondiente a los saldos de las deudas al 31-12 del año real y del último estimado.
5	Indique en bolívares enteros el monto anual producto de las disminuciones, por cada una de las cuentas de servicios básicos, correspondiente al año que se presupuesta.
6	Registre en bolívares enteros el monto anual producto de los incrementos, por cada una de las cuentas de servicios básicos, correspondiente al año que se presupuesta.
7	Indique el monto en bolívares enteros el saldo neto, para cada una de las cuentas por servicios básicos, considerando la siguiente ecuación: **MONTO DE LA COLUMNA 4, MENOS EL MONTO DE LA COLUMNA 5, MÁS MONTO DE LA COLUMNA 6.**
8	Registre los intereses en bolívares enteros que se causarán durante el año objeto del presupuesto.
9	Obtenga los totales de las columnas desde la 3 a la 8.

RELACION DE DEUDAS POR SERVICIOS BÁSICOS

(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

SERVICIO	SALDO DEUDA AÑO REAL al 31/12	SALDO DEUDA ULTIMO AÑO ESTIMADO al 31/12	AÑO PRESUPUESTADO			INTERESES A CAUSAR AÑO PRESUPUESTADO
			DISMINUCIÓN	INCREMENTO	SALDO	
(2)	(3)	(4)	(5)	(6)	(7)	(8)
ELECTRICIDAD						
GAS						
AGUA						
TELEFONO						
SERVICIO DE COMUNICACIONES						
SERVICIO DE ASEO URBANO Y DOMICILIARIO						
SERVICIO DE CONDOMINIO						
(9) **TOTAL**						

FORMA: 1933

FORMA 1934 ESTADO DE RESULTADOS

A. Objetivo

Presentar la información del movimiento de los Ingresos y Gastos Corrientes del año real, último estimado y el programado trimestral del año que se presupuesta.

B Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Escriba el nombre del Ente y el año para el cual se presupuesta.
2 y 3	Indican el código y la denominación de las cuentas que conforman el Estado de Resultados, de acuerdo al Plan de Cuentas Patrimoniales vigente establecido por la Oficina Nacional de Contabilidad Pública (ONCOP).
4 y 5	Registre los montos en bolívares enteros, de las cuentas de ingresos y gastos corrientes para el año real y último año estimado.
6 a la 9	Reflejar los montos en bolívares enteros, programados trimestralmente para el año que se presupuesta.
10	Registre el monto total en cada una de las cuentas del año que se presupuesta.
11	Obtenga el Resultado del Ejercicio restando los ingresos corrientes menos los gastos corrientes, desde la columna 4 a la 10

NOTA:

Los montos de ingresos para los años anteriores deben corresponderse al momento del devengado del ingreso, es decir, cuando nace el derecho de percibir una contraprestación pecuniaria, en razón de las ventas de bienes, servicios y/o de disposiciones legales.

ESTADO DE RESULTADOS

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO CONTABLE	DENOMINACIÓN	AÑO REAL	AÑO ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)
	INGRESOS CORRIENTES							
5.1.1.03	**Tasas**							
5.1.1.04	**Contribuciones Especiales**							
5.1.2	**Aportes y Contribuciones a la Seguridad Social**							
5.1.2.01	Aportes a la Seguridad Social							
5.1.2.02	Contribuciones a la Seguridad Social							
5.1.4	**Venta de Bienes y Servicios**							
5.1.4.01	Venta de Bienes y Servicios							
5.1.5	**Ingresos de la Propiedad**							
5.1.5.01	Intereses por Prestamos Concedidos							
5.1.5.02	Intereses por Depositos en Instituciones Financieras							
5.1.5.03	Intereses de Títulos y Valores							
5.1.5.04	Utilidades de Acciones y participaciones de Capital							
5.1.5.06	Alquileres de Bienes							
5.1.5.07	Derechos Sobre Bienes Intangibles							
5.1.5.09	Renta por Conceciones de Bienes y Servicios							
5.1.6	**Ingresos Ajenos a la Operación**							
5.1.6.01	Subsidios para Precios y Tarifas							
5.1.6.02	Incentivos a la Exportación							
5.1.6.09	Otros Ingresos Ajenos a la Operación							
5.1.7	**Transferencias y Donaciones**							
5.1.7.01	Transferencias y Donaciones corrientes							
5.1.8	**Otros Ingresos Ordinarios**							
5.1.8.04	Juicios y Costas Procesales							
5.1.8.05	Beneficios en Operaciones Cambiarias							
5.1.8.06	Utilidades por Venta de Activos							
5.1.8.99	Otros Ingresos Ordinarios							
5.2.1.99	**Otros Ingresos Extraordinarios**							
	GASTOS CORRIENTES							
6.1	**Gastos de Consumo**							
6.1.1	**Gastos de Personal**							
6.1.2	**Materiales, Suministros y Mercancias**							
6.1.3	**Servicios No Personales**							
1.1.3	**Variación de Inventarios:**							
1.1.3.01	Inventario de Materias Primas							
1.1.3.02	Inventario de Productos Terminados							
1.1.3.03	Inventario de Productos en Proceso							
1.1.3.04	Inventario de Mercancias							
1.1.3.05	Inventario de Materiales y Suministros							
6.1.4	**Depreciación y Amortización**							
6.2	**Rentas de la Propiedad**							
6.2.1	**Intereses**							
6.2.1.01	Intereses Internos							
6.3	**Transferencias**							
6.3.1	**Transferencias y Donaciones Corrientes**							
6.3.2.07	Transferencias y Donaciones a Consejos Comunales							
6.4	**Pérdidas y Gastos Diversos**							
6.4.2	**Pérdidas Ajenas a la Operación**							
6.4.2.01	Pérdidas en Inventarios							
6.4.2.02	Pérdidas en Operaciones Cambiarias							
6.4.2.03	Pérdidas en Ventas de Activos							
6.4.2.04	Pérdidas Por Cuentas incobrables							
6.4.2.05	Participación en Pérdidas de Otras Empresas							
6.4.2.07	Impuestos Directos							
6.4.2.08	Intereses por Mora							
6.4.3	**Gastos Diversos**							
6.4.3.01	Descuentos, Bonificaciones y Devoluciones							
6.4.3.02	Indemnizaciones y Sanciones Pecuniarias							
6.4.3.99	Otros Gastos							
3.2.5.02	**(11) RESULTADO DEL EJERCICIO (INGRESOS - GASTOS) (3= 1-2)**							

FORMA: 1934

FORMA 1935 PRESUPUESTO DE CAJA

A. Objetivo

Presentar los saldos inicial y final del presupuesto de caja del Ente, así como el flujo efectivo de recursos y egresos para los años anteriores, así como en la programación trimestral del año que se presupuesta.

B Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Señale el nombre del Ente y el año objeto del presupuesto.
2 y 3	Indica el código y denominación, de acuerdo a las cuentas que la conforman.
4 y 5	Registre los montos en bolívares enteros, según los rubros señalados anteriormente y cuando corresponda para los años anteriores.
6 a la 9	Indique las previsiones trimestrales de caja para el año que se presupuesta.
10	Escriba la sumatoria para el año presupuestado de los montos trimestrales de cada uno de los rubros de recursos y partidas de egresos utilizados en el formato, que corresponde a la sumatoria desde la columna 6 a la 9.
11	Obtenga el saldo final de caja desde la columna 4 a la 10.

NOTAS:

- **Para el caso de los recursos, comprende el momento de la recaudación y/o liquidación.**

- **Para el caso de de los egresos esta referido al momento del pago.**

PRESUPUESTO DE CAJA

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO PRESUPUESTARIO	DENOMINACIÓN	AÑO REAL	AÑO ULTIMO ESTIMADO	AÑO PRESUPUESTADO				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)
	SALDO INICIAL							
	INGRESOS CORRIENTES							
3.01.03.00.00	INGRESOS POR TASAS							
3.01.04.00.00	CONTRIBUCIONES ESPECIALES							
3.01.09.00.00	INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA							
4.08.07.00.00	**MENOS:** DESCUENTOS, BONIFICACIONES Y DEVOLUCIONES							
	VENTA NETA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA							
3.01.10.00.00	INGRESOS DE LA PROPIEDAD							
3.01.11.00.00	DIVERSOS INGRESOS							
3.01.99.00.00	OTROS INGRESOS ORDINARIOS							
3.02.99.00.00	OTROS INGRESOS EXTRAORDINARIOS							
3.04.00.00.00	INGRESOS AJENOS A LA OPERACIÓN							
3.05.01.00.00	TRANSFERENCIAS Y DONACIONES CORRIENTES							
	INGRESOS DE CAPITAL							
3.05.02.00.00	TRANSFERENCIAS Y DONACIONES DE CAPITAL							
3.06.01.00.00	VENTA Y/O DESINCORPORACIÓN DE ACTIVOS FIJOS							
3.06.02.00.00	VENTA DE ACTIVOS INTANGIBLES							
	INGRESOS FINANCIEROS							
3.07.00.00.00	VENTA DE TITULOS Y VALORES QUE NO OTORGAN PROPIEDAD							
3.08.00.00.00	VENTA DE ACCIONES Y PARTICIPACIONES DE CAPITAL							
3.09.00.00.00	RECUPERACIÓN DE PRÉSTAMOS DE CORTO PLAZO							
3.10.00.00.00	RECUPERACIÓN DE PRÉSTAMOS DE LARGO PLAZO							
	DISMINUCIÓN DE ACTIVOS							
3.11.01.03.00	Disminución de inversiones temporales							
3.11.06.03.00	Disminución de fondos en fideicomiso							
3.11.99.01.00	Disminución de otros activos financieros circulantes							
	INCREMENTO DE PASIVOS							
3.12.09.01.00	Incremento de depósitos recibidos en garantía							
3.12.09.99.00	Incremento de otros fondos de terceros							
	SALDO INICIAL + INGRESOS + FUENTES							
	GASTOS CORRIENTES							
	GASTOS DE CONSUMO							
4.01.00.00.00	GASTOS DE PERSONAL							
4.02.00.00.00	MATERIALES, SUMINISTROS Y MERCANCÍAS							
4.03.00.00.00	SERVICIOS NO PERSONALES							
	OTROS GASTOS CORRIENTES							
	TRANSFERENCIAS Y DONACIONES CORRIENTES							
4.08.05.00.00	OBLIGACIONES EN EL EJERCICIO VIGENTE							
4.08.06.00.00	PÉRDIDAS AJENAS A LA OPERACIÓN							
4.08.08.00.00	INDEMNIZACIONES Y SANCIONES PECUNIARIAS							
4.08.99.00.00	OTROS GASTOS							
	GASTOS DE CAPITAL							
4.04.00.00.00	ACTIVOS REALES							
	TRANSFERENCIAS Y DONACIONES DE CAPITAL							
	GASTOS FINANCIEROS							
4.05.00.00.00	ACTIVOS FINANCIEROS							
4.08.02.00.00	INTERESES POR OPERACIONES FINANCIERAS							
	DISMINUCIÓN DE PASIVOS							
4.11.01.00.00	Disminución de gastos de personal por pagar							
4.11.02.00.00	Disminución de aportes patronales y retenciones laborales por pagar							
4.11.03.00.00	Disminución de cuentas y efectos por pagar a proveedores							
4.11.04.00.00	Disminución de cuentas y efectos por pagar a contratistas							
4.11.05.00.00	Disminución de intereses por pagar							
4.11.06.00.00	Disminución de otras cuentas y efectos por pagar a corto plazo							
4.11.07.01.01	Disminución de rentas diferidas por recaudar a corto plazo							
4.11.09.01.00	Disminución de depósitos recibidos en garantía							
4.11.09.99.00	Disminución de otros fondos de terceros							
4.11.98.00.00	Disminución de otros pasivos a corto plazo							
4.11.99.00.00	Disminución de otros pasivos a mediano y largo plazo							
	(11) SALDO FINAL							

FORMA: 1935

FORMULARIO 1936 BALANCE GENERAL

A. Objetivo

Presentar la situación patrimonial al finalizar cada uno de los ejercicios fiscales considerados, así como la variación anual que se origina entre el año presupuestado con respecto al último año estimado.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Señale el nombre del Ente y el año objeto del presupuesto.
2 y 3	Indica el código y la denominación de las cuentas de activos, pasivos y patrimonio, de acuerdo al Plan de Cuentas Patrimoniales vigente establecido por la Oficina Nacional de Contabilidad Pública (ONCOP).
4 y 5	Registre los montos en bolívares enteros en las diferentes cuentas que integran los activos, pasivos y patrimonio, al cierre del año real y el último estimado.
6 a la 9	Indique el saldo de cierre de las cuentas al final de cada trimestre para el año que se presupuesta.
10	Coloque en cada una de las cuentas utilizadas, la cantidad que resulte de restar los montos indicados en la columna 9, con respecto a los montos de la columna 5.
11	Realice la sumatoria del total de pasivos más patrimonio desde la columna 4 a la columna 10, con la finalidad de validar el principio de equilibrio en la ecuación patrimonial.

ONAPRE
MPPEU
OPSU

BALANCE GENERAL

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO CONTABLE	DENOMINACIÓN	AÑO REAL	AÑO ULTIMO ESTIMADO	AÑO PRESUPUESTADO				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	VARIACIÓN ANUAL
(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)
1	ACTIVO							
1.1	ACTIVO CIRCULANTE							
1.1.1	Activo Disponible							
1.1.1.01	Caja y Bancos							
1.1.1.01.01	Caja							
1.1.1.01.02	Bancos							
1.1.1.01.02.01	Bancos Públicos							
1.1.1.01.02.02	Bancos Privados							
1.1.1.01.02.03	Bancos del Exterior							
1.1.1.02	Inversiones Temporales							
1.1.2	Activo Exigible							
1.1.2.01	Inversiones Financieras en Títulos y Valores a Corto Plazo							
1.1.2.01.01	Inversiones en títulos y valores privados a corto plazo							
1.1.2.01.02	Inversiones en títulos y valores públicos a corto plazo							
1.1.2.02	Prestamos Por Cobrar a Corto Plazo (CARTERA DE CREDITOS)							
1.1.2.02.01	Préstamos por cobrar a corto plazo al sector privado							
1.1.2.02.02	Préstamos por cobrar a corto plazo al sector público							
1.1.2.03	Cuentas Comerciales por Cobrar a Corto plazo							
1.1.2.04.99	Otras cuentas por cobrar a corto plazo							
2.2.4.01.01	**Menos:** Provisión para Cuentas Incobrables (y de Cartera de Créditos)							
	CUENTAS A COBRAR NETAS							
1.1.2.05	Efectos Comerciales por Cobrar a Corto Plazo							
1.1.2.06	Otros Efectos por Cobrar a Corto Plazo							
1.1.2.09	Fondo y Bienes en Fideicomiso							
1.1.2.10	Anticipos a Proveedores a Corto Plazo							
1.1.2.11	Anticipos a Contratistas por Contratos de Corto Plazo							
1.1.3	Activo Realizable							
1.1.3.01	Inventario de Materia Prima							
1.1.3.02	Inventario de Productos Terminados							
1.1.3.03	Inventario de Productos en proceso							
1.1.3.04	Inventario de Mercancia							
1.1.3.05	Inventario de Materiales y Suministro							
2.2.4.01.03	**Menos:** Provisión para pérdidas en el inventario							
	INVENTARIOS NETOS							
1.1.4	Activos Diferidos a Corto Plazo							
1.1.4.01	Gastos Pagados por Anticipado a Corto Plazo							
1.1.4.01.03	Otros intereses a corto plazo pagados por anticipado							
1.1.4.01.04	Débitos por apertura de cartas de crédito a corto plazo							
1.1.4.01.09	Otros Gastos a Corto Plazo Pagados por Anticipado							
1.1.4.99	Otros Activos Diferidos a corto plazo							
1.1.9	Otros Activos Circulantes							
1.1.9.09	Otros Activos Circulantes							
	TOTAL ACTIVO CIRCULANTE							
1.2	ACTIVO NO CIRCULANTE							
1.2.1	Inversión Financiera a Largo Plazo							
1.2.1.01	Inversiones Financieras en Acciones yParticipaciones de Capital a Largo Plazo							
1.2.1.01.01	Inversiones en acciones y participaciones de capital a largo plazo al sector privado							
1.2.1.01.02	Inversiones en acciones y participaciones de capital a largo plazo al sector público							
1.2.1.02	Inversiones Financieras en Títulos y Valores a Largo Plazo							
1.2.1.02.01	Inversiones en títulos y valores privados a largo plazo							
1.2.1.02.02	Inversiones en títulos y valores públicos a largo plazo							
1.2.1.03	Préstamos por Cobrar a Largo Plazo							
1.2.1.03.01	Préstamos por cobrar a largo plazo al sector privado							
1.2.1.03.02	Préstamos por cobrar a largo plazo al sector público							
1.2.2	Cuentas y Efectos por Cobrar a Mediano y Largo Plazo							
1.2.2.01	Cuentas Comerciales por cobrar a mediano y largo plazo							
1.2.2.02	Otras Cuentas por cobrar a mediano y largo plazo							

ONAPRE
MPPEU
OPSU

INSTRUCTIVO N° 10

BALANCE GENERAL

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO CONTABLE	DENOMINACIÓN	AÑO REAL	AÑO ULTIMO ESTIMADO	AÑO PRESUPUESTADO				VARIACIÓN ANUAL
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	
(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)
1.2.2.03	Efectos Comerciales por cobrar a mediano y largo plazo							
1.2.2.04	Otros Efectos Comerciales por cobrar a mediano y largo plazo							
1.2.2.05	Anticipos a Contratistas por contratos de mediano y largo plazo							
1.2.3	**Propiedad Planta y Equipo**							
1.2.3.01	Bienes de uso							
1.2.3.01.01	Edificios e instalaciones							
2.2.5.01.01	**Menos:** Depreciación acumulada de edificios e instalaciones							
	Edificios e instalaciones - Neto							
1.2.3.01.02	Maquinaria y demás equipos de construcción, campo, industria y taller							
2.2.5.01.02	**Menos:** Depreciación acumulada de maquinaria y demás equipos de construcción, campo, industria y taller							
	Maquinaria y demás equipos de construcción, campo, industria y taller - Neto							
1.2.3.01.03	Equipos de transporte, tracción y elevación							
2.2.5.01.03	**Menos:** Depreciación acumulada de equipos de transporte, tracción y elevación							
	Equipos de transporte, tracción y elevación - Neto							
1.2.3.01.04	Equipos de comunicaciones y señalamiento							
2.2.5.01.04	**Menos:** Depreciación acumulada de equipos de comunicaciones y señalamiento							
	Equipos de comunicaciones y señalamiento - Neto							
1.2.3.01.05	Equipos médicos-quirúrgicos, dentales y veterinarios							
2.2.5.01.05	**Menos:** Depreciación acumulada de equipos médicos-quirúrgicos, dentales y veterinarios							
	Equipos médicos-quirúrgicos, dentales y veterinarios - Neto							
1.2.3.01.06	Equipos científicos, religiosos, de enseñanza y recreación							
2.2.5.01.06	**Menos:** Depreciación acumulada de equipos científicos, religiosos, de enseñanza y recreación							
	Equipos científicos, religiosos, de enseñanza y recreación - Neto							
1.2.3.01.08	Máquinas, muebles y demás equipos de oficina y de alojamiento							
2.2.5.01.08	**Menos:** Depreciación acumulada de máquinas, muebles y demás equipos de Oficina y de Alojamiento							
	Máquinas, muebles y demás equipos de oficina - Neto							
1.2.3.01.09	Semovientes							
2.2.5.01.09	**Menos:** Depreciación acumulada de semovientes							
	Semovientes - Neto							
1.2.3.01.19	Otros bienes de uso							
2.2.5.01.19	**Menos:** Depreciación acumulada de otros bienes de uso							
	Otros bienes de uso - Neto							
1.2.3.02	Tierras y Terrenos							
1.2.3.03	Tierras y Terrenos Expropiados							
1.2.3.04	Edificios e Instalaciones Expropiados							
2.2.5.01.01	**Menos:** Depreciación acumulada de edificios e instalaciones							
1.2.3.05	Construcciones en proceso							
1.2.3.05.01	Construcciones en Proceso de Bienes en Dominio Privado							
1.2.3.05.02	Construcciones en Proceso de Bienes en Dominio Público							
1.2.4	**Activos Intangibles**							
1.2.4.01	Marca de Fabrica y Patentes de Invensión							
2.2.5.02.01	**Menos:** Amortización acumulada de marcas de fábrica y patentes de invención							
	Marca de Fabrica y Patentes de Invensión - Neto							
1.2.4.02	Derechos de Autor							
2.2.5.02.02	**Menos:** Amortización acumulada de derechos de autor							
	Derechos de Autor- Neto							
1.2.4.03	Gastos de Organización							
2.2.5.02.03	**Menos:** Amortización acumulada de gastos de organización							
	Gastos de Organización - Neto							
1.2.4.04	Paquetes y Programas de Computación							
2.2.5.02.04	**Menos:** Amortización acumulada de paquetes y programas de computación							
	Paquetes y Programas de Computación - Neto							
1.2.4.05	Estudios y Proyectos							
2.2.5.02.05	**Menos:** Amortización acumulada de estudios y proyectos							
	Estudios y Proyectos - Netos							
1.2.4.19	Otros Activos Intangibles							

MPPEU

BALANCE GENERAL

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO CONTABLE	DENOMINACIÓN	AÑO REAL	AÑO ULTIMO ESTIMADO	AÑO PRESUPUESTADO				VARIACIÓN ANUAL
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	
(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)
2.2.5.02.19	Menos: Amortización acumulada de otros activos intangibles							
	Otros Activos Intangibles - Neto							
	Gastos Capitalizables aplicables a los activos							
	Imputación en Activo Fijo							
	Imputación en Activo Intangible							
1.2.5	**ACTIVOS DIFERIDOS A MEDIANO Y LARGO PLAZO**							
1.2.5.01	Gastos Pagados por Anticipados a largo Plazo							
1.2.5.01.06	Otros intereses a mediano y largo plazo pagados por anticipado							
1.2.5.01.09	Otros gastos a mediano y largo plazo pagados por anticipado							
1.2.5.09	Otros activos Diferidos a mediano y largo Plazo							
1.2.9	**OTROS ACTIVOS NO CIRCULANTES**							
1.2.9.01	Activos en Proceso Judicial							
1.2.9.01.01	Activos en gestión judicial a mediano y largo plazo							
1.2.9.09	Activos No Circulantes Diversos a Mediano y largo Plazo							
	TOTAL ACTIVO NO CIRCULANTE							
	TOTAL ACTIVO							
2	**PASIVO**							
2.1	**PASIVO CIRCULANTE**							
2.1.1	**Cuentas y efectos por pagar a Corto Plazo**							
2.1.1.01	Gastos de Personal por Pagar							
2.1.1.02	Aportes Patronales y Retenciones Laborales por Pagar							
2.1.1.03	Cuentas por Pagar a Corto Plazo							
2.1.1.04	Efectos por Pagar a Corto Plazo							
2.1.1.05	Intereses por Pagar a Corto Plazo							
2.1.4	**Fondos de Terceros**							
2.1.4.01	Depósitos Recibido en Garantía							
2.1.4.09	Otros Fondos de Terceros							
2.1.9	**Otros Pasivos Circulantes**							
2.1.9.09	Otros Pasivos Circulantes							
2.2	**PASIVO NO CIRCULANTE**							
2.2.1	**Cuentas y efectos por pagar a Mediano y Largo Plazo**							
2.2.1.01	Cuentas por pagar a Mediano y Largo Plazo							
2.2.1.02	Efectos por Pagar a Mediano y Largo Plazo							
2.2.4	**Provisiones Acumuladas y Reservas Técnicas**							
2.2.4.01	Provisiones							
2.2.4.01.02	Provisión para despidos							
2.2.4.01.04	Provisiones Para Beneficios Sociales							
2.2.4.01.09	Otras provisiones							
2.2.9	**Otros Pasivos a Mediano y Largo Plazo**							
2.2.9.09	Otros Pasivos no Circulantes							
	TOTAL PASIVO NO CIRCULANTE							
	TOTAL PASIVO							
3	**PATRIMONIO**							
3.2	**Patrimonio Institucional**							
3.2.1	**Capital Institucional**							
3.2.1.01	Capital Institucional							
3.2.2	**Transferencias y Donaciones de Capital y Aportes por Capitalizar Recibidos**							
3.2.2.01	Transferencias de Capital recibidas							
3.2.2.01.01	Transferencias de capital internas recibidas del sector privado							
3.2.2.01.02	Transferencias de capital internas recibidas del sector público							
3.2.2.01.03	Transferencias de capital recibidas del exterior							
3.2.2.02	Donaciones de capital recibidas							
3.2.2.02.01	Donaciones de capital internas							
3.2.4	**Ajuste por Inflación**							
3.2.4.01	Ajuste por Inflación							
3.2.5	**Resultados acumulados**							
3.2.5.01	Resultados acumulados							
3.2.5.02	Resultado del Ejercicio							
	TOTAL PATRIMONIO INSTITUCIONAL							
	(11) TOTAL PASIVO Y PATRIMONIO							

FORMA 1936

FORMA 1937 CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO

A. Objetivo

Presentar la información del ente para el año que se presupuesta, de acuerdo a la clasificación económica de recursos y egresos. Igualmente presentar la información del resultado económico y financiero: (ahorro o desahorro) y (superávit o déficit) respectivamente. En sentido amplio, esta cuenta expresa la metodología que se sigue para mostrar como se forma el ahorro, la inversión y su financiamiento, lo cual servirá a su vez, para elaborar el Presupuesto Consolidado del Sector Público.

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Registre el nombre del Ente y el año para el cual se presupuesta
2 y 3	Indican el código y la denominación conforme al clasificador económico vigente, sobre la cual se solicita la información.
4	Registre los montos en bolívares enteros, con la finalidad de conformar la estructura de la Cuenta Ahorro Inversión Financiamiento, así como los resultados a obtenerse en la Cuenta Corriente y la Cuenta Capital.

NOTA: Cabe destacar que la información reflejada en la Cuenta Financiera se origina de los montos reflejados en la columna de variación anual del Formato 1936: Balance General.

ONAPRE

MPPEU

OPSU

INSTRUCTIVO N° 10

[illegible]

CUENTA AHORRO INVERSIÓN FINANCIAMIENTO
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

CÓDIGO ECONÓMICO (2)	DENOMINACIÓN (3)	AÑO PRESUPUESTADO (4)
1.1.1.0.0.0.00.00.0	INGRESOS CORRIENTES ORDINARIOS	
1.1.1.2.2.0.00.00.0	**Ingresos no Tributarios**	
1.1.1.2.2.1.00.00.0	Tasas	
1.1.1.2.2.2.00.00.0	Ingresos por contribuciones especiales	
1.1.1.2.2.3.00.00.0	Ingresos por aportes y contribuciones a la seguridad social	
1.1.1.2.3.0.00.00.0	**Ingresos por la venta de bienes y servicios de la administración pública - (VENTAS NETAS)**	
1.1.1.2.3.1.00.00.0	Venta de bienes	
1.1.1.2.3.1.02.00.0	Ingresos por la venta de publicaciones oficiales y formularios	
1.1.1.2.3.9.00.00.0	Venta de otros bienes y servicios	
2.1.1.0.1.7.00.00.0	**Descuentos, bonificaciones y devoluciones (RESTAN A BIENES Y SERVICIOS DE LAS ADMINISTRACIÓN PÚBLICAS)**	
2.1.1.0.1.7.01.00.0	Descuentos sobre ventas	
2.1.1.0.1.7.02.00.0	Bonificaciones por ventas	
2.1.1.0.1.7.03.00.0	Devoluciones por ventas	
1.1.1.2.4.0.00.00.0	**Ingresos de Operación**	
1.1.1.2.4.3.00.00.0	Ingresos financieros de instituciones financieras	
1.1.1.2.4.9.00.00.0	Otros ingresos de operación	
1.1.1.2.5.0.00.00.0	**Ingresos de la Propiedad**	
1.1.1.2.5.1.00.00.0	Intereses	
1.1.1.2.5.1.01.00.0	Intereses internos	
1.1.1.2.5.1.01.01.0	Intereses por préstamos	
1.1.1.2.5.1.01.02.0	Intereses por títulos-valores	
1.1.1.2.5.1.01.03.0	Intereses por depósitos	
1.1.1.2.5.1.02.00.0	Intereses del exterior	
1.1.1.2.5.1.02.02.0	Intereses por títulos-valores	
1.1.1.2.5.2.00.00.0	Utilidades, dividendos, alquileres y otros ingresos de la propiedad	
1.1.1.2.5.2.01.00.0	Utilidades, rentas y dividendos entes descentralizados no petroleros	
1.1.1.2.5.2.02.00.0	Alquileres	
1.1.1.2.5.2.03.00.0	Concesiones de bienes y servicios	
1.1.1.2.5.2.04.00.0	Alquileres de tierras y terrenos	
1.1.1.2.5.2.05.00.0	Derechos sobre bienes intangibles	
1.1.1.2.6.0.00.00.0	**Transferencias y Donaciones Corrientes**	
1.1.1.2.6.1.00.00.0	Transferencias corrientes internas recibidas del sector privado	
1.1.1.2.6.1.01.00.0	De personas	
1.1.1.2.6.1.02.00.0	De instituciones sin fines de lucro	
1.1.1.2.6.1.03.00.0	De empresas privadas	
1.1.1.2.6.2.00.00.0	Transferencias Corrientes del sector público	
1.1.1.2.6.2.01.00.0	Transferencias corrientes internas recibidas del sector público	
1.1.1.2.6.2.01.01.0	De la República	
1.1.1.2.6.2.01.02.0	De los entes descentralizados sin fines empresariales	
1.1.1.2.6.2.01.03.0	De las instituciones de protección social	
1.1.1.2.6.2.01.04.0	De los entes descentralizados con fines empresariales petroleros	
1.1.1.2.6.2.01.05.0	De los entes descentralizados con fines empresariales no petroleros	
1.1.1.2.6.2.01.06.0	De los entes descentralizados financieros bancarios	
1.1.1.2.6.2.01.07.0	De los entes descentralizados financieros no bancarios	
1.1.1.2.6.2.01.08.0	Del Poder Estadal	
1.1.1.2.6.2.01.09.0	Del Poder Municipal	
1.1.1.2.6.2.01.99.0	Otras	
1.1.1.2.6.2.04.00.0	Subsidios e incentivos otorgados por políticas de Estado	
1.1.1.2.6.2.04.01.0	Subsidios para precios y tarifas	
1.1.1.2.6.2.04.02.0	Incentivos a la exportación	
1.1.1.2.7.0.00.00.0	**Otros Ingresos**	
1.1.1.2.7.1.00.00.0	Otros ingresos ajenos a la operación	
1.1.1.2.7.2.00.00.0	Diversos Ingresos	
1.1.1.2.7.2.01.00.0	Multas por varios ramos	
1.1.1.2.7.2.05.00.0	Utilidad por venta de activos	
1.1.1.2.7.2.10.00.0	Beneficios en operaciones cambiarias	
1.1.1.2.7.9.00.00.0	Otros ingresos ordinarios	
1.1.2.0.0.0.00.00.0	INGRESOS CORRIENTES EXTRAORDINARIOS	
1.1.2.0.3.0.00.00.0	**Ingresos por Operaciones Diversas**	
1.1.2.0.3.9.00.00.0	Otros ingresos extraordinarios	
1.1.2.0.4.0.00.00.0	**Transferencias y Donaciones Corrientes**	
1.1.2.0.4.1.00.00.0	Donaciones corrientes internas recibidas del sector privado	
1.1.2.0.4.1.01.00.0	De personas	
1.1.2.0.4.1.02.00.0	De instituciones sin fines de lucro	
1.1.2.0.4.1.03.00.0	De empresas privadas	
1.1.2.0.4.2.00.00.0	Donaciones corrientes internas recibidas del sector público	
1.1.2.0.4.2.01.00.0	De la República	
1.1.2.0.4.2.02.00.0	De los entes descentralizados sin fines empresariales	
1.1.2.0.4.2.03.00.0	De las instituciones de protección social	
1.1.2.0.4.2.04.00.0	De los entes descentralizados con fines empresariales petroleros	
1.1.2.0.4.2.05.00.0	De los entes descentralizados con fines empresariales no petroleros	
1.1.2.0.4.2.06.00.0	De los entes descentralizados financieros bancarios	
1.1.2.0.4.2.07.00.0	De los entes descentralizados financieros no bancarios	
1.1.2.0.4.2.08.00.0	Del Poder Estadal	
1.1.2.0.4.2.09.00.0	Del Poder Municipal	
1.1.2.0.4.3.00.00.0	Transferencias y Donaciones corrientes recibidas del sector externo	
1.1.2.0.4.3.01.00.0	Transferencias corrientes recibidas del exterior	

CUENTA AHORRO INVERSIÓN FINANCIAMIENTO
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

CÓDIGO ECONÓMICO (2)	DENOMINACIÓN (3)	AÑO PRESUPUESTADO (4)
1.1.2.0.4.3.01.01.0	De instituciones sin fines de lucro	
1.1.2.0.4.3.01.02.0	De gobiernos extranjeros	
1.1.2.0.4.3.01.03.0	De organismos internacionales	
1.1.2.0.4.3.02.00.0	Donaciones corrientes recibidas del exterior	
1.1.2.0.4.3.02.01.0	De personas	
1.1.2.0.4.3.02.02.0	De instituciones sin fines de lucro	
1.1.2.0.4.3.02.03.0	De gobiernos extranjeros	
1.1.2.0.4.3.02.04.0	De organismos internacionales	
2.0.0.0.0.0.00.00.0	**EGRESOS**	
2.1.0.0.0.0.00.00.0	**Gastos**	
2.1.1.0.0.0.00.00.0	**Gastos Corrientes**	
2.1.1.0.1.0.00.00.0	**Gastos de Consumo**	
2.1.1.0.1.1.00.00.0	Remuneraciones	
2.1.1.0.1.1.01.00.0	Sueldos, salarios y otras retribuciones	
2.1.1.0.1.1.03.00.0	Beneficios y complementos de sueldos y salarios	
2.1.1.0.1.1.04.00.0	Aportes patronales	
2.1.1.0.1.1.05.00.0	Prestaciones sociales y otras indemnizaciones	
2.1.1.0.1.1.06.00.0	Asistencia socioeconómica	
2.1.1.0.1.1.07.00.0	Otros gastos de personal	
2.1.1.0.1.2.00.00.0	Compra de Bienes y servicios	
2.1.1.0.1.2.01.00.0	Bienes de consumo	
2.1.1.0.1.2.02.00.0	Servicios no personales	
2.1.1.0.1.3.00.00.0	Impuestos indirectos	
2.1.1.0.1.4.00.00.0	Depreciación y amortización	
2.1.1.0.1.5.00.00.0	Provisiones y otros gastos	
2.1.1.0.1.5.01.00.0	Cuentas incobrables	
2.1.1.0.1.5.02.00.0	Pérdidas de inventario	
2.1.1.0.1.5.04.00.0	Reservas técnicas	
2.1.1.0.1.6.00.00.0	Variación de existencias	
2.1.1.0.1.6.01.00.0	De productos terminados y existencias	
2.1.1.0.1.6.01.01.0	De productos terminados	
2.1.1.0.1.6.01.02.0	En existencias	
2.1.1.0.1.6.02.00.0	De materias primas y materiales y suministros	
2.1.1.0.1.6.02.01.0	De materias primas	
2.1.1.0.1.6.02.02.0	De materiales y suministros	
2.1.1.0.1.6.03.00.0	De productos en proceso	
2.1.1.0.3.0.00.00.0	**Gastos de la Propiedad**	
2.1.1.0.3.1.00.00.0	Intereses	
2.1.1.0.3.1.01.00.0	Intereses internos	
2.1.1.0.3.1.01.05.0	Intereses por otros financiamientos	
2.1.1.0.3.2.00.00.0	Alquileres de tierras y terrenos	
2.1.1.0.3.3.00.00.0	Derechos sobre bienes intangibles	
2.1.1.0.4.0.00.00.0	**Impuestos Directos**	
2.1.1.0.5.0.00.00.0	**Transferencias y Donaciones Corrientes**	
2.1.1.0.5.1.00.00.0	Al sector privado	
2.1.1.0.5.1.01.00.0	Transferencias corrientes al sector privado	
2.1.1.0.5.1.01.01.0	Directas a personas	
2.1.1.0.5.1.01.01.1	Pensiones y otros beneficios asociados	
2.1.1.0.5.1.01.01.2	Jubilaciones y otros beneficios asociados	
2.1.1.0.5.1.01.01.3	Otras transferencias directas a personas	
2.1.1.0.5.1.01.02.0	A instituciones sin fines de lucro	
2.1.1.0.5.1.01.03.0	A empresas privadas	
2.1.1.0.5.1.01.05.0	Otras transferencias corrientes internas al sector privado	
2.1.1.0.5.1.01.06.0	Transferencias corrientes a consejos comunales	
2.1.1.0.5.1.02.00.0	Donaciones corrientes al sector privado	
2.1.1.0.5.1.02.01.0	Donaciones a personas	
2.1.1.0.5.1.02.02.0	Donaciones a instituciones sin fines de lucro	
2.1.1.0.5.1.02.03.0	Donaciones corrientes a consejos comunales	
2.1.1.0.5.2.00.00.0	Al sector público	
2.1.1.0.5.2.01.00.0	Transferencias corrientes al sector público	
2.1.1.0.5.2.01.01.0	A la República	
2.1.1.0.5.2.01.02.0	A los entes descentralizados sin fines empresariales para sus gastos	
2.1.1.0.5.2.01.03.0	A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	
2.1.1.0.5.2.01.04.0	A instituciones de protección social	
2.1.1.0.5.2.01.05.0	A instituciones de protección social para atender beneficios de la seguridad social	
2.1.1.0.5.2.01.06.0	A entes descentralizados con fines empresariales petroleros	
2.1.1.0.5.2.01.07.0	A entes descentralizados con fines empresariales no petroleros	
2.1.1.0.5.2.01.08.0	A entes descentralizados financieros bancarios	
2.1.1.0.5.2.01.09.0	A entes descentralizados financieros no bancarios	
2.1.1.0.5.2.01.10.0	Al Poder Estadal	
2.1.1.0.5.2.01.11.0	Al Poder Municipal	
2.1.1.0.5.2.01.12.0	Subsidios e incentivos otorgados por normas externas	
2.1.1.0.5.2.03.00.0	Donaciones corrientes al sector público	
2.1.1.0.5.2.03.01.0	A la República	
2.1.1.0.5.2.03.02.0	A los entes descentralizados sin fines empresariales	
2.1.1.0.5.2.03.03.0	A instituciones de protección social	

CUENTA AHORRO INVERSIÓN FINANCIAMIENTO
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

CÓDIGO ECONÓMICO (2)	DENOMINACIÓN (3)	AÑO PRESUPUESTADO (4)
2.1.1.0.5.2.03.04.0	A entes descentralizados con fines empresariales petroleros	
2.1.1.0.5.2.03.05.0	A entes descentralizados con fines empresariales no petroleros	
2.1.1.0.5.2.03.06.0	A entes descentralizados financieros bancarios	
2.1.1.0.5.2.03.07.0	A entes descentralizados financieros no bancarios	
2.1.1.0.5.2.03.08.0	Al Poder Estadal	
2.1.1.0.5.2.03.09.0	Al Poder Municipal	
2.1.1.0.5.3.00.00.0	Al sector externo	
2.1.1.0.5.3.01.00.0	Transferencias corrientes al exterior	
2.1.1.0.5.3.01.01.0	Becas de capacitación e investigación en el exterior	
2.1.1.0.5.3.01.02.0	A instituciones sin fines de lucro	
2.1.1.0.5.3.01.03.0	A gobiernos extranjeros	
2.1.1.0.5.3.01.04.0	A organismos internacionales	
2.1.1.0.5.3.02.00.0	Donaciones corrientes al exterior	
2.1.1.0.5.3.02.01.0	A personas	
2.1.1.0.5.3.02.02.0	A organismos a instituciones sin fines de lucro	
2.1.1.0.5.3.02.03.0	A gobiernos extranjeros	
2.1.1.0.5.3.02.04.0	A organismos internacionales	
2.1.1.0.6.0.00.00.0	**Otros Gastos Corrientes**	
2.1.1.0.6.3.00.00.0	Pérdidas en operaciones cambiarias	
2.1.1.0.6.4.00.00.0	Pérdidas por ventas de activos	
2.1.1.0.6.5.00.00.0	Participación en pérdidas de otras empresas	
2.1.1.0.6.6.00.00.0	Obligaciones del ejercicio vigente	
2.1.1.0.6.6.01.00.0	Devoluciones de cobros indebidos	
2.1.1.0.6.6.02.00.0	Devoluciones y reintegros diversos	
2.1.1.0.6.6.03.00.0	Indemnizaciones diversas	
2.1.1.0.6.7.00.00.0	Intereses por mora	
2.1.1.0.6.8.00.00.0	Indemnizaciones y sanciones pecuniarias	
2.1.1.0.6.8.02.00.0	Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	
2.1.1.0.6.8.04.00.0	Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	
2.1.1.0.6.9.00.00.0	Otros Gastos Corrientes	
2.1.1.0.6.9.01.00.0	Bienes y Servicios para la venta	
2.1.1.0.6.9.02.00.0	Otras pérdidas	
	RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO (DESAHORRO)	
1.1.3.0.0.0.00.00.0	**INGRESOS DE CAPITAL**	
1.1.3.0.1.0.00.00.0	**Recursos Propios de Capital**	
	Ahorro/Desahorro en Cuenta Corriente	
1.1.3.0.1.1.00.00.0	Venta y/o desincorporación de activos fijos	
1.1.3.0.1.1.01.00.0	De activos fijos	
1.1.3.0.1.1.02.00.0	De tierras y terrenos	
1.1.3.0.1.1.03.00.0	De activos intangibles	
1.1.3.0.1.2.00.00.0	Disminución de existencias	
1.1.3.0.1.2.01.00.0	De productos terminados y existencias	
1.1.3.0.1.2.01.01.0	De productos terminados	
1.1.3.0.1.2.01.02.0	En existencias	
1.1.3.0.1.2.02.00.0	De materias primas, materiales y suministros	
1.1.3.0.1.2.02.01.0	De materias primas	
1.1.3.0.1.2.02.02.0	De materiales y suministros	
1.1.3.0.1.2.03.00.0	De productos en proceso	
1.1.3.0.1.3.00.00.0	Incremento de la depreciación y amortización acumuladas	
1.1.3.0.2.0.00.00.0	**Transferencias y Donaciones de Capital**	
1.1.3.0.2.1.00.00.0	Transferencias y Donaciones de capital del sector privado	
1.1.3.0.2.1.01.00.0	Transferencias de capital recibidas del sector privado	
1.1.3.0.2.1.01.01.0	De personas	
1.1.3.0.2.1.01.02.0	De instituciones sin fines de lucro	
1.1.3.0.2.1.01.03.0	De empresas privadas	
1.1.3.0.2.1.02.00.0	Donaciones de capital internas recibidas del sector privado	
1.1.3.0.2.1.02.01.0	De personas	
1.1.3.0.2.1.02.02.0	De instituciones sin fines de lucro	
1.1.3.0.2.1.02.03.0	De empresas privadas	
1.1.3.0.2.2.00.00.0	Transferencias y Donaciones de capital del sector público	
1.1.3.0.2.2.01.00.0	Transferencias de capital recibidas del sector público	
1.1.3.0.2.2.01.01.0	De la República	
1.1.3.0.2.2.01.02.0	De los entes descentralizados sin fines empresariales	
1.1.3.0.2.2.01.03.0	De las instituciones de protección social	
1.1.3.0.2.2.01.04.0	De los entes descentralizados con fines empresariales petroleros	
1.1.3.0.2.2.01.05.0	De los entes descentralizados con fines empresariales no petroleros	
1.1.3.0.2.2.01.06.0	De los entes descentralizados financieros bancarios	
1.1.3.0.2.2.01.07.0	De los entes descentralizados financieros no bancarios	
1.1.3.0.2.2.01.08.0	Del Poder Estadal	
1.1.3.0.2.2.01.09.0	Del Poder Municipal	
1.1.3.0.2.2.01.99.0	Otras	
1.1.3.0.2.2.03.00.0	Donaciones de capital internas recibidas del sector público	
1.1.3.0.2.2.03.01.0	De la República	
1.1.3.0.2.2.03.02.0	De los entes descentralizados sin fines empresariales	
1.1.3.0.2.2.03.03.0	De las instituciones de protección social	

CUENTA AHORRO INVERSIÓN FINANCIAMIENTO
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

CÓDIGO ECONÓMICO (2)	DENOMINACIÓN (3)	AÑO PRESUPUESTADO (4)
1.1.3.0.2.2.03.04.0	De los entes descentralizados con fines empresariales petroleros	
1.1.3.0.2.2.03.05.0	De los entes descentralizados con fines empresariales no petroleros	
1.1.3.0.2.2.03.06.0	De los entes descentralizados financieros bancarios	
1.1.3.0.2.2.03.07.0	De los entes descentralizados financieros no bancarios	
1.1.3.0.2.2.03.08.0	Del Poder Estadal	
1.1.3.0.2.2.03.09.0	Del Poder Municipal	
1.1.3.0.2.3.00.00.0	Transferencias y Donaciones de capital del sector externo	
1.1.3.0.2.3.01.00.0	Transferencias de capital recibidas del exterior	
1.1.3.0.2.3.01.01.0	De instituciones sin fines de lucro	
1.1.3.0.2.3.01.02.0	De gobiernos extranjeros	
1.1.3.0.2.3.01.03.0	De organismos internacionales	
1.1.3.0.2.3.02.00.0	Donaciones de capital recibidas del exterior	
1.1.3.0.2.3.02.01.0	De personas	
1.1.3.0.2.3.02.02.0	De instituciones sin fines de lucro	
1.1.3.0.2.3.02.03.0	De gobiernos extranjeros	
1.1.3.0.2.3.02.04.0	De organismos internacionales	
1.1.3.0.3.0.00.00.0	**Disminución de la Inversión Financiera**	
1.1.3.0.3.1.00.00.0	Venta de acciones y participaciones de capital por la República y entes descentralizados sin fines empresariales	
1.1.3.0.3.1.01.00.0	Del sector privado	
1.1.3.0.3.1.02.00.0	Del sector público	
1.1.3.0.3.1.02.01.0	De entes descentralizados sin fines empresariales	
1.1.3.0.3.1.02.02.0	De instituciones de protección social	
1.1.3.0.3.1.02.03.0	De entes descentralizados con fines empresariales petroleros	
1.1.3.0.3.1.02.04.0	De entes descentralizados con fines empresariales no petroleros	
1.1.3.0.3.1.02.05.0	De entes descentralizados financieros bancarios	
1.1.3.0.3.1.02.06.0	De entes descentralizados financieros no bancarios	
1.1.3.0.3.1.03.00.0	Del sector externo	
1.1.3.0.3.1.03.01.0	De organismos internacionales	
1.1.3.0.3.1.03.09.0	De otros entes del sector externo	
1.1.3.0.3.2.00.00.0	Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	
1.1.3.0.3.2.01.00.0	Al sector privado	
1.1.3.0.3.2.02.00.0	Al sector público	
1.1.3.0.3.2.02.01.0	A la República	
1.1.3.0.3.2.02.02.0	A los entes descentralizados sin fines empresariales	
1.1.3.0.3.2.02.03.0	A las instituciones de protección social	
1.1.3.0.3.2.02.04.0	A los entes descentralizados con fines empresariales petroleros	
1.1.3.0.3.2.02.05.0	A los entes descentralizados con fines empresariales no petroleros	
1.1.3.0.3.2.02.06.0	A los entes descentralizados financieros bancarios	
1.1.3.0.3.2.02.07.0	A los entes descentralizados financieros no bancarios	
1.1.3.0.3.2.02.08.0	Al Poder Estadal	
1.1.3.0.3.2.02.09.0	Al Poder Municipa	
1.1.3.0.3.3.00.00.0	Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariale	
1.1.3.0.3.3.01.00.0	Al sector privado	
1.1.3.0.3.3.02.00.0	Al sector público	
1.1.3.0.3.3.02.01.0	A la República	
1.1.3.0.3.3.02.02.0	A los entes descentralizados sin fines empresariales	
1.1.3.0.3.3.02.03.0	A las instituciones de protección socia	
1.1.3.0.3.3.02.04.0	A los entes descentralizados con fines empresariales petroleros	
1.1.3.0.3.3.02.05.0	A los entes descentralizados con fines empresariales no petroleros	
1.1.3.0.3.3.02.06.0	A los entes descentralizados financieros bancarios	
1.1.3.0.3.3.02.07.0	A los entes descentralizados financieros no bancarios	
1.1.3.0.3.3.02.08.0	Al Poder Estadal	
1.1.3.0.3.3.02.09.0	Al Poder Municipa	
2.1.2.0.0.0.00.00.0	**GASTOS DE CAPITAL**	
2.1.2.0.1.0.00.00.0	**Inversión Real Directa**	
2.1.2.0.1.1.00.00.0	Formación Bruta de Capital Fijo	
2.1.2.0.1.1.01.00.0	Edificios e instalaciones	
2.1.2.0.1.1.02.00.0	Maquinaria, equipos y otros bienes muebles	
2.1.2.0.1.1.03.00.0	Bienes preexistentes	
2.1.2.0.1.1.04.00.0	Construcciones de bienes de dominio privado	
2.1.2.0.1.1.05.00.0	Construcciones de bienes de dominio público	
2.1.2.0.1.1.07.00.0	Producción propia **(GASTOS CAPITALIZABLES)**	
2.1.2.0.1.1.07.01.0	Remuneraciones (que deriva de la ejecución de los proyectos de inversión que ejecutan los organismos dentro de la Producción Propia)	
2.1.2.0.1.1.07.01.1	Sueldos, salarios y otras retribuciones	
2.1.2.0.1.1.07.01.2	Beneficios y complementos de sueldos y salarios	
2.1.2.0.1.1.07.01.3	Aportes patronales	
2.1.2.0.1.1.07.01.4	Prestaciones sociales y otras indemnizaciones	
2.1.2.0.1.1.07.01.5	Asistencia socioeconómica	
2.1.2.0.1.1.07.02.0	Compra de Bienes y servicios	
2.1.2.0.1.1.07.02.1	Bienes de consumo	
2.1.2.0.1.1.07.02.2	Servicios no personales	
2.1.2.0.1.1.07.03.0	Impuestos indirectos	
2.1.2.0.1.1.07.04.0	Intereses capitalizables	
2.1.2.0.1.1.07.04.1	Intereses capitalizables internos	
2.1.2.0.1.1.07.04.2	Intereses capitalizables externos	
2.1.2.0.1.1.07.05.0	Alquiler de tierras y terrenos	
2.1.2.0.1.1.08.00.0	Impuestos Indirectos capitalizables asociados la contratación con terceros	

CUENTA AHORRO INVERSIÓN FINANCIAMIENTO
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

CÓDIGO ECONÓMICO (2)	DENOMINACIÓN (3)	AÑO PRESUPUESTADO (4)
2.1.2.0.1.2.00.00.0	Incremento de existencias	
2.1.2.0.1.2.01.00.0	De productos terminados y existencias	
2.1.2.0.1.2.01.01.0	De productos terminados	
2.1.2.0.1.2.01.02.0	De existencias	
2.1.2.0.1.2.02.00.0	De materias primas y materiales y suministros	
2.1.2.0.1.2.02.01.0	De materias primas	
2.1.2.0.1.2.02.02.0	De materiales y suministros	
2.1.2.0.1.2.03.00.0	De productos en proceso	
2.1.2.0.1.3.00.00.0	Tierras y terrenos	
2.1.2.0.1.4.00.00.0	Bienes intangibles	
2.1.2.0.2.0.00.00.0	**Transferencias y Donaciones de Capital**	
2.1.2.0.2.1.00.00.0	Al sector privado	
2.1.2.0.2.1.01.00.0	Transferencias de capital al sector privado	
2.1.2.0.2.1.01.01.0	A personas	
2.1.2.0.2.1.01.02.0	A instituciones sin fines de lucro	
2.1.2.0.2.1.01.03.0	A empresas privadas	
2.1.2.0.2.1.01.04.0	A consejos comunales	
2.1.2.0.2.1.02.00.0	Donaciones de capital al sector privado	
2.1.2.0.2.1.02.01.0	A personas	
2.1.2.0.2.1.02.02.0	A instituciones sin fines de lucro	
2.1.2.0.2.1.02.03.0	A consejos comunales	
2.1.2.0.2.2.00.00.0	Al sector público	
2.1.2.0.2.2.01.00.0	Transferencias de capital al sector público	
2.1.2.0.2.2.01.01.0	A la República	
2.1.2.0.2.2.01.02.0	A los entes descentralizados sin fines empresariales	
2.1.2.0.2.2.01.03.0	A instituciones de protección social	
2.1.2.0.2.2.01.04.0	A entes descentralizados con fines empresariales petroleros	
2.1.2.0.2.2.01.05.0	A entes descentralizados con fines empresariales no petroleros	
2.1.2.0.2.2.01.06.0	A entes descentralizados financieros bancarios	
2.1.2.0.2.2.01.07.0	A entes descentralizados financieros no bancarios	
2.1.2.0.2.2.01.08.0	Al Poder Estadal	
2.1.2.0.2.2.01.09.0	Al Poder Municipal	
2.1.2.0.2.2.03.00.0	Donaciones de capital al sector público	
2.1.2.0.2.2.03.01.0	A la República	
2.1.2.0.2.2.03.02.0	A los entes descentralizados sin fines empresariales	
2.1.2.0.2.2.03.03.0	A instituciones de protección social	
2.1.2.0.2.2.03.04.0	A entes descentralizados con fines empresariales petroleros	
2.1.2.0.2.2.03.05.0	A entes descentralizados con fines empresariales no petroleros	
2.1.2.0.2.2.03.06.0	A entes descentralizados financieros bancarios	
2.1.2.0.2.2.03.07.0	A entes descentralizados financieros no bancarios	
2.1.2.0.2.2.03.08.0	Al Poder Estadal	
2.1.2.0.2.2.03.09.0	Al Poder Municipal	
2.1.2.0.2.3.00.00.0	Al sector externo	
2.1.2.0.2.3.01.00.0	Transferencias de capital al exterior	
2.1.2.0.2.3.01.01.0	A personas	
2.1.2.0.2.3.01.02.0	A instituciones sin fines de lucro	
2.1.2.0.2.3.01.03.0	A gobiernos extranjeros	
2.1.2.0.2.3.01.04.0	A organismos internacionales	
2.1.2.0.2.3.02.00.0	Donaciones de capital al exterior	
2.1.2.0.2.3.02.01.0	A personas	
2.1.2.0.2.3.02.02.0	A instituciones sin fines de lucro	
2.1.2.0.2.3.02.03.0	A gobiernos extranjeros	
2.1.2.0.2.3.02.04.0	A organismos internacionales	
2.1.2.0.3.0.00.00.0	**Inversión Financiera**	
2.1.2.0.3.1.00.00.0	Aportes en acciones y participaciones de capital	
2.1.2.0.3.1.01.00.0	Al sector privado	
2.1.2.0.3.1.02.00.0	Al sector público	
2.1.2.0.3.1.02.01.0	A entes descentralizados sin fines empresariales	
2.1.2.0.3.1.02.02.0	A instituciones de protección social	
2.1.2.0.3.1.02.03.0	A entes descentralizados con fines empresariales petroleros	
2.1.2.0.3.1.02.04.0	A entes descentralizados con fines empresariales no petroleros	
2.1.2.0.3.1.02.05.0	A entes descentralizados financieros bancarios	
2.1.2.0.3.1.02.06.0	A entes descentralizados financieros no bancarios	
2.1.2.0.3.1.03.00.0	Al sector externo	
2.1.2.0.3.1.03.01.0	A organismos internacionales	
2.1.2.0.3.1.03.02.0	Otros aportes al sector externo	
2.1.2.0.3.2.00.00.0	Concesión de préstamos a corto plazo	
2.1.2.0.3.2.01.00.0	Al sector privado	
2.1.2.0.3.2.02.00.0	Al sector público	
2.1.2.0.3.2.02.01.0	A la República	
2.1.2.0.3.2.02.02.0	A entes descentralizados sin fines empresariales	
2.1.2.0.3.2.02.03.0	A instituciones de protección social	
2.1.2.0.3.2.02.04.0	A entes descentralizados con fines empresariales petroleros	
2.1.2.0.3.2.02.05.0	A entes descentralizados con fines empresariales no petroleros	
2.1.2.0.3.2.02.06.0	A entes descentralizados financieros bancarios	
2.1.2.0.3.2.02.07.0	A entes descentralizados financieros no bancarios	
2.1.2.0.3.2.02.08.0	Al Poder Estadal	

CUENTA AHORRO INVERSIÓN FINANCIAMIENTO
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

CÓDIGO ECONÓMICO (2)	DENOMINACIÓN (3)	AÑO PRESUPUESTADO (4)
2.1.2.0.3.2.02.09.0	Al Poder Municipal	
2.1.2.0.3.2.03.00.0	Al sector externo	
2.1.2.0.3.2.03.01.0	A instituciones sin fines de lucro	
2.1.2.0.3.2.03.02.0	A gobiernos extranjeros	
2.1.2.0.3.2.03.03.0	A organismos internacionales	
2.1.2.0.3.3.00.00.0	Concesión de préstamos a largo plazo	
2.1.2.0.3.3.01.00.0	Al sector privado	
2.1.2.0.3.3.02.00.0	Al sector público	
2.1.2.0.3.3.02.01.0	A la República	
2.1.2.0.3.3.02.02.0	A entes descentralizados sin fines empresariales	
2.1.2.0.3.3.02.03.0	A instituciones de protección social	
2.1.2.0.3.3.02.04.0	A entes descentralizados con fines empresariales petroleros	
2.1.2.0.3.3.02.05.0	A entes descentralizados con fines empresariales no petroleros	
2.1.2.0.3.3.02.06.0	A entes descentralizados financieros bancarios	
2.1.2.0.3.3.02.07.0	A entes descentralizados financieros no bancarios	
2.1.2.0.3.3.02.08.0	Al Poder Estadal	
2.1.2.0.3.3.02.09.0	Al Poder Municipal	
	RESULTADO FINANCIERO: SUPERÁVIT (DÉFICIT)	
	FUENTES DE FINANCIAMIENTO	
1.2.1.0.0.0.00.00.0	**Disminución de la Inversión Financiera**	
1.2.1.0.4.0.00.00.0	Venta de títulos - valores **(QUE NO OTORGAN PROPIEDAD)**	
1.2.1.0.4.1.00.00.0	Venta de títulos y valores de corto plazo	
1.2.1.0.4.1.01.00.0	Venta de títulos y valores privados	
1.2.1.0.4.1.02.00.0	Venta de títulos y valores públicos	
1.2.1.0.4.1.03.00.0	Venta de títulos y valores externos	
1.2.1.0.4.2.00.00.0	Venta de títulos y valores de largo plazo	
1.2.1.0.4.2.01.00.0	Venta de títulos y valores privados	
1.2.1.0.4.2.02.00.0	Venta de títulos y valores públicos	
1.2.1.0.4.2.03.00.0	Venta de títulos y valores externos	
1.2.1.0.9.0.00.00.0	Disminución de otros activos financieros	
1.2.1.0.9.1.00.00.0	Disminución de disponibilidades	
1.2.1.0.9.1.01.00.0	Disminución de caja	
1.2.1.0.9.1.02.00.0	Disminución de Bancos	
1.2.1.0.9.1.03.00.0	Disminución de inversiones temporales	
1.2.1.0.9.2.00.00.0	Disminución de cuentas por cobrar a corto plazo	
1.2.1.0.9.2.01.00.0	Disminución de cuentas comerciales por cobrar a corto plazo	
1.2.1.0.9.2.02.00.0	Disminución de rentas por recaudar a corto plazo	
1.2.1.0.9.2.03.00.0	Disminución de deudas de cuentas por rendir a corto plazo	
1.2.1.0.9.2.03.02.0	Disminución de deudas de cuentadantes por rendir de fondos en anticipo a corto plazo	
1.2.1.0.9.2.09.00.0	Disminución de otras cuentas por cobrar a corto plazo	
1.2.1.0.9.3.00.00.0	Disminución de efectos por cobrar a corto plazo	
1.2.1.0.9.3.01.00.0	Disminución de efectos comerciales por cobrar a corto plazo	
1.2.1.0.9.3.09.00.0	Disminución de otros efectos por cobrar a corto plazo	
1.2.1.0.9.4.00.00.0	Disminución de cuentas por cobrar a mediano y largo plazo	
1.2.1.0.9.4.01.00.0	Disminución de cuentas comerciales por cobrar a mediano y largo plazo	
1.2.1.0.9.4.02.00.0	Disminución de rentas por recaudar a mediano y largo plazo	
1.2.1.0.9.4.09.00.0	Disminución de otras cuentas por cobrar a mediano y largo plazo	
1.2.1.0.9.5.00.00.0	Disminución de efectos por cobrar a mediano y largo plazo	
1.2.1.0.9.5.01.00.0	Disminución de efectos comerciales por cobrar a mediano y largo plazo	
1.2.1.0.9.5.09.00.0	Disminución de otros efectos por cobrar a mediano y largo plazo	
1.2.1.0.9.6.00.00.0	Disminución de fondos en avance, en anticipo y en fideicomiso	
1.2.1.0.9.6.02.00.0	Disminución de fondos en anticipo	
1.2.1.0.9.6.03.00.0	Disminución de fondos en fideicomiso	
1.2.1.0.9.6.04.00.0	Disminución de anticipos a proveedores	
1.2.1.0.9.6.05.00.0	Disminución de anticipos a contratistas por contratos a corto plazo	
1.2.1.0.9.6.06.00.0	Disminución de anticipos a contratistas por contratos a mediano y largo plazo	
1.2.1.0.9.6.07.00.0	Disminución de activos diferidos a corto plazo	
1.2.1.0.9.6.08.00.0	Disminución de activos diferidos a mediano y largo plazo	
1.2.1.0.9.7.00.00.0	Disminución de activos en proceso judicial	
1.2.1.0.9.8.00.00.0	Disminución de otros activos financieros circulantes	
1.2.1.0.9.9.00.00.0	Disminución de otros activos financieros no circulantes	
1.2.2.0.0.0.00.00.0	**Incremento de Pasivos**	
1.2.2.0.1.0.00.00.0	Incremento de cuentas y efectos por pagar	
1.2.2.0.1.1.00.00.0	Incremento de cuentas y efectos por pagar a corto plazo	
1.2.2.0.1.1.01.00.0	Incremento de sueldos, salarios y otras remuneraciones por pagar	
1.2.2.0.1.1.02.00.0	Incremento de aportes patronales y retenciones laborales por pagar	
1.2.2.0.1.1.02.01.0	Incremento de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	
1.2.2.0.1.1.02.02.0	Incremento de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (IPASME)	
1.2.2.0.1.1.02.03.0	Incremento de aportes patronales y retenciones laborales por pagar al Fondo de Jubilaciones	
1.2.2.0.1.1.02.04.0	Incremento de aportes patronales y retenciones laborales por pagar al Fondo del Seguro de Paro Forzoso	
1.2.2.0.1.1.02.05.0	Incremento de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Habitacional	
1.2.2.0.1.1.02.06.0	Hospitalización, Cirugía, Maternidad(HCM) y Gastos Funerarios	
1.2.2.0.1.1.02.07.0	Incremento de aportes patronales y retenciones laborales por pagar a Cajas de Ahorro	
1.2.2.0.1.1.02.08.0	Incremento de aportes patronales y retenciones laborales por pagar a organismos de seguridad social	

CUENTA AHORRO INVERSIÓN FINANCIAMIENTO
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

CÓDIGO ECONÓMICO (2)	DENOMINACIÓN (3)	AÑO PRESUPUESTADO (4)
1.2.2.0.1.1.02.09.0	Incremento de retenciones laborales por pagar al Instituto de Cooperación Educativa (INCE)	
1.2.2.0.1.1.02.10.0	Incremento de retenciones laborales por pagar por pensión alimenticia	
1.2.2.0.1.1.02.11.0	Incremento de otros aportes patronales por pagar	
1.2.2.0.1.1.02.12.0	Incremento de otras retenciones laborales por pagar	
1.2.2.0.1.1.03.00.0	Incremento cuentas por pagar a proveedores a corto plazo	
1.2.2.0.1.1.04.00.0	Incremento de efectos por pagar a proveedores a corto plazo	
1.2.2.0.1.1.05.00.0	Incremento de cuentas por pagar a contratistas a corto plazo	
1.2.2.0.1.1.06.00.0	Incremento de efectos por pagar a contratistas a corto plazo	
1.2.2.0.1.1.07.00.0	Incremento de intereses por pagar	
1.2.2.0.1.1.07.01.0	Incremento de intereses internos por pagar	
1.2.2.0.1.2.00.00.0	Incremento de cuentas y efectos por pagar a mediano y largo plazo	
1.2.2.0.1.2.01.00.0	Incremento de cuentas por pagar a proveedores a mediano y largo plazo	
1.2.2.0.1.2.02.00.0	Incremento de efectos por pagar a proveedores a mediano y largo plazo	
1.2.2.0.1.2.03.00.0	Incremento de cuentas por pagar a contratistas a mediano y largo plazo	
1.2.2.0.1.2.04.00.0	Incremento de efectos por pagar a contratistas a mediano y largo plazo	
1.2.2.0.1.3.00.00.0	Incremento de otras cuentas y efectos por pagar	
1.2.2.0.1.3.01.00.0	Incremento de otras cuentas por pagar a corto plazo	
1.2.2.0.1.3.03.00.0	Incremento de otros efectos por pagar a corto plazo	
1.2.2.0.3.0.00.00.0	Incremento de otros pasivos	
1.2.2.0.3.1.00.00.0	Incremento de pasivos diferidos a corto plazo	
1.2.2.0.3.3.00.00.0	Incremento de provisiones y reservas técnicas	
1.2.2.0.3.3.01.00.0	Incremento de provisiones	
1.2.2.0.3.3.01.01.0	Incremento de provisiones para cuentas incobrables	
1.2.2.0.3.3.01.02.0	Incremento de provisiones para despidos	
1.2.2.0.3.3.01.03.0	Incremento de provisiones para pérdidas de inventario	
1.2.2.0.3.3.01.04.0	Incremento de provisiones para beneficios sociales	
1.2.2.0.3.3.01.09.0	Incremento de otras provisiones	
1.2.2.0.3.3.02.00.0	Incremento de reservas técnicas	
1.2.2.0.3.4.00.00.0	Incremento de fondos de terceros	
1.2.2.0.3.4.01.00.0	Incremento de depósitos recibidos en garantía	
1.2.2.0.3.4.02.00.0	Incremento de otros fondos de terceros	
1.2.2.0.3.8.00.00.0	Incremento de otros pasivos a corto plazo	
1.2.2.0.3.9.00.00.0	Incremento de otros pasivos a mediano y largo plazo	
1.2.4.0.0.0.00.00.0	**Incremento del Patrimonio**	
1.2.4.0.1.0.00.00.0	Incremento del capital	
1.2.4.0.1.1.00.00.0	Incremento del capital fiscal e institucional	
1.2.4.0.2.0.00.00.0	Incremento de reservas	
1.2.4.0.2.1.00.00.0	Incremento de reservas	
1.2.4.0.3.0.00.00.0	Ajustes por inflación	
1.2.4.0.3.1.00.00.0	Ajustes por inflación	
1.2.4.0.4.0.00.00.0	Incremento de resultados	
1.2.4.0.4.1.00.00.0	Incremento de resultados acumulados	
1.2.4.0.4.2.00.00.0	Incremento de resultados del ejercicio	
	Superávit Financiero	
2.2.0.0.0.0.00.00.0	**APLICACIONES FINANCIERAS**	
2.2.1.0.0.0.00.00.0	**Inversión Financiera**	
2.2.1.0.4.0.00.00.0	Adquisición de títulos y valores que no otorgan propiedad	
2.2.1.0.4.1.00.00.0	Adquisición de títulos y valores a corto plazo	
2.2.1.0.4.1.01.00.0	Adquisición de títulos y valores privados	
2.2.1.0.4.1.02.00.0	Adquisición de títulos y valores públicos	
2.2.1.0.4.1.03.00.0	Adquisición de títulos y valores externos	
2.2.1.0.4.2.00.00.0	Adquisición de títulos y valores a largo plazo	
2.2.1.0.4.2.01.00.0	Adquisición de títulos y valores privados	
2.2.1.0.4.2.02.00.0	Adquisición de títulos y valores públicos	
2.2.1.0.4.2.03.00.0	Adquisición de títulos y valores externos	
2.2.1.0.9.0.00.00.0	Incremento de otros activos financieros	
2.2.1.0.9.1.00.00.0	Incremento de disponibilidades	
2.2.1.0.9.1.01.00.0	Incremento de caja	
2.2.1.0.9.1.02.00.0	Incremento de bancos	
2.2.1.0.9.1.03.00.0	Incremento de inversiones temporales	
2.2.1.0.9.2.00.00.0	Incremento de cuentas por cobrar a corto plazo	
2.2.1.0.9.2.01.00.0	Incremento de cuentas comerciales por cobrar a corto plazo	
2.2.1.0.9.2.03.00.0	Incremento de deudas por rendir	
2.2.1.0.9.2.03.02.0	Incremento de deuda por rendir de fondos en anticipo	
2.2.1.0.9.2.04.00.0	Incremento de otras cuentas por cobrar a corto plazo	
2.2.1.0.9.3.00.00.0	Incremento de efectos por cobrar a corto plazo	
2.2.1.0.9.3.01.00.0	Incremento de efectos comerciales por cobrar a corto plazo	
2.2.1.0.9.3.02.00.0	Incremento de otros efectos por cobrar a corto plazo	
2.2.1.0.9.4.00.00.0	Incremento de cuentas por cobrar a mediano y largo plazo	
2.2.1.0.9.4.01.00.0	Incremento de cuentas comerciales por cobrar a mediano y largo plazo	
2.2.1.0.9.4.02.00.0	Incremento de rentas por recaudar a mediano y largo plazo	
2.2.1.0.9.4.03.00.0	Incremento de otras cuentas por cobrar a mediano y largo plazo	
2.2.1.0.9.5.00.00.0	Incremento de efectos por cobrar a mediano y largo plazo	
2.2.1.0.9.5.01.00.0	Incremento de efectos comerciales por cobrar a mediano y largo plazo	
2.2.1.0.9.5.02.00.0	Incremento de otros efectos por cobrar a mediano y largo plazo	
2.2.1.0.9.6.00.00.0	Incremento de de fondos en avance, anticipos,fideicomiso y activos diferidos	

CUENTA AHORRO INVERSIÓN FINANCIAMIENTO
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

CÓDIGO ECONÓMICO (2)	DENOMINACIÓN (3)	AÑO PRESUPUESTADO (4)
2.2.1.0.9.6.02.00.0	Incremento de fondos en anticipo	
2.2.1.0.9.6.03.00.0	Incremento de fondos en fideicomiso	
2.2.1.0.9.6.04.00.0	Incremento de anticipos a proveedores	
2.2.1.0.9.6.05.00.0	Incremento de anticipos a contratistas por contratos de corto plazo	
2.2.1.0.9.6.06.00.0	Incremento de anticipos a contratistas por contratos de mediano y largo plazo	
2.2.1.0.9.6.07.00.0	Incremento de activos diferidos a corto plazo	
2.2.1.0.9.6.08.00.0	Incremento de activos diferidos a mediano y largo plazo	
2.2.1.0.9.7.00.00.0	Incremento de otros activos financieros circulantes	
2.2.1.0.9.8.00.00.0	Incremento de otros activos financieros no circulantes	
2.2.1.0.9.9.00.00.0	Incremento de otros activos financieros	
2.2.2.0.0.0.00.00.0	**Disminución de Pasivos**	
2.2.2.0.1.0.00.00.0	Disminución de cuentas y efectos por pagar	
2.2.2.0.1.1.00.00.0	Disminución de cuentas y efectos por pagar a corto plazo	
2.2.2.0.1.1.01.00.0	Disminución de sueldos, salarios y otras remuneraciones por pagar	
2.2.2.0.1.1.02.00.0	Disminución de aportes patronales y retenciones laborales por pagar	
2.2.2.0.1.1.02.01.0	Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	
2.2.2.0.1.1.02.02.0	Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (IPASME)	
2.2.2.0.1.1.02.03.0	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Jubilaciones	
2.2.2.0.1.1.02.04.0	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Seguro de Paro Forzoso	
2.2.2.0.1.1.02.05.0	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Habitacional	
2.2.2.0.1.1.02.06.0	Disminución de aportes patronales y retenciones laborales por pagar por seguro de vida, accidentes personales	
2.2.2.0.1.1.02.07.0	Disminución de aportes patronales y retenciones laborales por pagar a cajas de ahorro	
2.2.2.0.1.1.02.08.0	Disminución de aportes patronales y retenciones laborales por pagar a los organismos de seguridad social	
2.2.2.0.1.1.02.09.0	Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Cooperación Educativa (INCE)	
2.2.2.0.1.1.02.10.0	Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	
2.2.2.0.1.1.02.11.0	Disminución de otros aportes patronales por pagar	
2.2.2.0.1.1.02.12.0	Disminución de otras retenciones laborales por pagar	
2.2.2.0.1.1.03.00.0	Disminución cuentas por pagar a proveedores a corto plazo	
2.2.2.0.1.1.04.00.0	Disminución de efectos por pagar a proveedores a corto plazo	
2.2.2.0.1.1.05.00.0	Disminución cuentas por pagar a contratistas a corto plazo	
2.2.2.0.1.1.06.00.0	Disminución de efectos por pagar a contratistas a corto	
2.2.2.0.1.1.07.00.0	Disminución de intereses por pagar	
2.2.2.0.1.1.07.01.0	Disminución de intereses internos por pagar	
2.2.2.0.1.2.00.00.0	Disminución de cuentas y efectos por pagar a mediano y largo plazo	
2.2.2.0.1.2.01.00.0	Disminución de cuentas por pagar a proveedores a mediano y largo plazo	
2.2.2.0.1.2.02.00.0	Disminución de efectos a pagar a proveedores a mediano y largo plazo	
2.2.2.0.1.2.03.00.0	Disminución de cuentas por pagar a contratistas a mediano y largo plazo	
2.2.2.0.1.2.04.00.0	Disminución de efectos a pagar a contratistas mediano y largo plazo	
2.2.2.0.1.3.00.00.0	Disminución de otras cuentas y efectos por pagar	
2.2.2.0.1.3.02.00.0	Disminución de otras cuentas por pagar a corto plazo	
2.2.2.0.1.3.03.00.0	Disminución de otros efectos por pagar a corto plazo	
2.2.2.0.3.0.00.00.0	Disminución de otros pasivos	
2.2.2.0.3.1.00.00.0	Disminución de pasivos diferidos a corto plazo	
2.2.2.0.3.1.01.00.0	Disminución de rentas diferidas por recaudar a corto plazo	
2.2.2.0.3.4.00.00.0	Disminución de provisiones y reservas técnicas	
2.2.2.0.3.4.01.00.0	Disminución de provisiones	
2.2.2.0.3.4.01.01.0	Disminución de provisiones para cuentas incobrables	
2.2.2.0.3.4.01.02.0	Disminución de provisiones para despidos	
2.2.2.0.3.4.01.03.0	Disminución de provisiones para pérdidas en el inventario	
2.2.2.0.3.4.01.04.0	Disminución de provisiones para beneficios sociales	
2.2.2.0.3.4.01.09.0	Disminución de otras provisiones	
2.2.2.0.3.4.02.00.0	Disminución de reservas técnicas	
2.2.2.0.3.5.00.00.0	Disminución de fondos de terceros	
2.2.2.0.3.5.01.00.0	Disminución de depósitos recibidos en garantía	
2.2.2.0.3.5.02.00.0	Disminución de otros fondos de terceros	
2.2.2.0.3.6.00.00.0	Disminución de otros pasivos a corto plazo	
2.2.2.0.3.7.00.00.0	Disminución de otros pasivos a mediano y largo plazo	
2.2.4.0.0.0.00.00.0	**Disminución del Patrimonio**	
2.2.4.0.1.0.00.00.0	Disminución del capital	
2.2.4.0.1.1.00.00.0	Disminución del capital fiscal e institucional	
2.2.4.0.2.0.00.00.0	Disminución de reservas	
2.2.4.0.2.1.00.00.0	Disminución de reservas	
2.2.4.0.3.0.00.00.0	Ajustes por inflación	
2.2.4.0.3.1.00.00.0	Ajustes por inflación	
2.2.4.0.4.0.00.00.0	Disminución de resultados	
2.2.4.0.4.1.00.00.0	Disminución de resultados acumulados	
2.2.4.0.4.2.00.00.0	Disminución de resultados del ejercicio	
	Déficit Financiero	

FORMA 1937

FORMA 1938 RESUMEN SERIE ESTADÍSTICA

A. Objetivo

Presentar un resumen de los datos relevantes de la Cuenta Ahorro-Inversión-Financiamiento (CAIF) del ente, para los años que se especifican en el formulario, a los fines de observar y analizar la evolución financiera de la institución

B. Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Indique el nombre del Ente y el año para el cual se presupuesta.
2 a la 6	Señale el monto anual en bolívares enteros correspondiente a la información financiera, siendo real para los tres (03) primeros años, estimada para el año anterior al que se presupuesta y programada para el año objeto del presupuesto, tomando en consideración los siguientes conceptos: - *Ingresos Propios:* Son aquellos ingresos generados por la naturaleza propia del Ente, tales como la venta de bienes y servicios. - *Transferencias y Donaciones Corrientes Internas del Sector Público:* Son los recursos que otorga el Ejecutivo Nacional, para cubrir gastos de funcionamiento dentro del Ente. - *Otros Ingresos Corrientes:* Son todos aquellos que se generan por actividades que no son propias al Ente, por ejemplo, intereses por colocaciones financieras. - *Gastos de Consumo:* Generados por las Operaciones de Funcionamiento del Ente. Se incluyen los gastos de personal, materiales, suministros y mercancías, servicios no personales, depreciación y amortización entre otros. - *Intereses y Gastos Financieros:* Incluye los intereses generados por deuda y comisiones de servicios financieros.

CAMPO	DESCRIPCIÓN
	- *Otros Gastos Corrientes:* Corresponde aquellos gastos que no son generados por las actividades propias del Ente (gastos ajenos a la operación, como por ejemplo: la partida de transferencias y donaciones). - *Ahorro / (Desahorro):* Es la diferencia entre el total de ingresos y el total de gastos y debe coincidir con el expresado en el Estado de Resultados. - *Recursos de Capital:* Son aquellos recursos generados por operaciones con activos reales, que incluyen la venta de activos fijos, la depreciación y la disminución de inventarios. Se incluye el ahorro o desahorro económico. - *Transferencias y donaciones de Capital Internas del Sector Público (Recibidas en cada Ejercicio Fiscal)*: Son las aportaciones del Ejecutivo Nacional, para financiar gastos de inversión real (gastos de capital). - *Inversión Real:* Corresponde a los gastos de capital referentes a la compra de maquinarias y equipos, gastos de infraestructura (proyectos y obras en proceso) y gastos capitalizables. - *Superávit / (Déficit Financiero):* Es el resultado de la suma de los recursos de capital, más las transferencias de capital, menos la inversión real.
7	Indique la cantidad total de trabajadores que laboran en el Ente. **El número total de trabajadores debe coincidir con los montos totales reflejados en la Forma 1911.**
8	Indique la denominación de las metas del ente y la unidad de medida, señalando los montos que se solicita de cada una de ellas, correspondientes a los últimos cuatro años y el programado para el año que se presupuesta.

RESUMEN SERIE ESTADÍSTICA

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

			Año / Denominación	AÑO REAL (2)	AÑO REAL (3)	AÑO REAL (4)	AÑO ULTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)
INFORMACION FINANCIERA	GESTION ECONOMICA	INGRESOS CORRIENTES	Ingresos Propios					
			Transferencias y Donaciones Corrientes Internas del Sector Público					
			Otros Ingresos Corrientes					
		GASTOS CORRIENTES	Gastos de Consumo					
			Intereses y Gastos Financieros					
			Otros Gastos Corrientes					
		Ahorro / (Desahorro)						
	Recursos de Capital							
	Transferencias y Donaciones de Capital Internas del Sector Público (Recibidas en cada Ejercicio Fiscal)							
	Inversión Real							
	Superavit / (Déficit Financiero)							
	Ajustes Contables							
	SITUACION PATRIMONIAL	Activo						
		Pasivo						
		Patrimonio						
(7) RECURSOS HUMANOS								

			CANTIDADES				
Denominaciones		Unidad de Medida	AÑO REAL	AÑO REAL	AÑO REAL	AÑO ULTIMO ESTIMADO	AÑO PRESUPUESTADO
METAS (8)							

FORMA: 1938

FORMA 1939 PRESUPUESTO DE GASTOS POR PARTIDAS, SUB-PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS

A. Objetivo

Presentar la información del presupuesto de gastos por partidas, sub-partidas, genéricas, específicas y sub-específicas, a nivel de proyectos y acciones centralizadas para los años anteriores y el año objeto del presupuesto.

B Instrucciones para el registro de la información

CAMPO	DESCRIPCIÓN
1	Señale el nombre de la Institución y el año al cual se refiere el presupuesto.
2 y 3	Registre el código y la denominación del proyecto y/o acción centralizada cuando corresponda.
4 y 5	Indica el código y la denominación de las partidas, sub-partidas: genéricas, específicas y sub-específicas según el clasificador presupuestario de recursos y egresos vigente dictado por la Oficina Nacional de Presupuesto (ONAPRE).
6 a la 9	Registre trimestralmente en bolívares enteros la programación mensual para el año que se presupuesta.
10	Escriba el total anual que resulta de sumar los montos mensuales del año presupuestado, para cada una de las partidas y sub-partidas utilizadas
11	Indique los totales en cada una de las columnas desde la 6 a la 10.

NOTAS:

1. **ES IMPORTANTE SEÑALAR QUE, DEBEN REALIZARSE LAS RESPECTIVAS SUMATORIAS PARCIALES A NIVEL DE LAS PARTIDAS, COMENZANDO POR EL MÍNIMO NIVEL, ES DECIR:**

- EL MONTO DE CADA ESPECÍFICA, ES LA SUMATORIA DE LAS SUB-ESPECÍFICAS QUE LA CONFORMAN.

- EL MONTO DE CADA GENÉRICA, ES LA SUMATORIA DE LAS ESPECÍFICAS QUE LA INTEGRAN.

- EL MONTO DE CADA PARTIDA, ES LA SUMATORIA DE LAS GENÉRICAS QUE FORMAN PARTE DE ELLA.

2. EL MONTO TOTAL DE LA COLUMNA 12, DEBE COINCIDIR CON EL MONTO TOTAL DE LAS FORMAS 1921 Y 1926 PARA EL AÑO OBJETO DEL PRESUPUESTO.

3. DEBE UTILIZARSE EL FORMATO POR CADA PROYECTO Y ACCIÓN CENTRALIZADA QUE CONFORMAN LA ESTRUCTURA PRESUPUESTARIA DE LA INSTITUCIÓN.

PRESUPUESTO DE GASTOS POR PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS
(1) ENTE:
PRESUPUESTO AÑO:
(EN BOLIVARES)

CATEGORIA	CÓDIGO (2)	DENOMINACIÓN (3)
PROYECTO:		
ACCION CENTRALIZADA:		

CÓDIGO	DENOMINACIÓN	AÑO PRESUPUESTADO				
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(4)	(5)	(6)	(7)	(8)	(9)	(10)
4.01.00.00.00	GASTOS DE PERSONAL					
4.01.01.00.00	**Sueldos, salarios y otras retribuciones**					
4.01.01.01.00	Sueldos básicos personal fijo a tiempo completo					
4.01.01.02.00	Sueldos básicos personal fijo a tiempo parcial					
4.01.01.03.00	Suplencias a empleados					
4.01.01.08.00	Sueldo al personal en trámite de nombramiento					
4.01.01.09.00	Remuneraciones al personal en período de disponibilidad					
4.01.01.10.00	Salarios a obreros en puestos permanentes a tiempo completo					
4.01.01.11.00	Salarios a obreros en puestos permanentes a tiempo parcial					
4.01.01.12.00	Salarios a obreros en puestos no permanentes					
4.01.01.13.00	Suplencias a obreros					
4.01.01.18.00	Remuneraciones al personal contratado					
4.01.01.19.00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares					
4.01.01.29.00	Dietas					
4.01.01.36.00	Sueldo básico del personal de alto nivel y de dirección					
4.01.01.38.00	Dietas del personal de alto nivel y de dirección					
4.01.01.99.00	Otras retribuciones					
4.01.02.00.00	**Compensaciones previstas en las escalas de sueldos y salarios**					
4.01.02.01.00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo					
4.01.02.02.00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial					
4.01.02.03.00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo					
4.01.02.04.00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo parcial					
4.01.02.07.00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección					
4.01.03.00.00	**Primas**					
4.01.03.01.00	Primas por mérito a empleados					
4.01.03.02.00	Primas de transporte a empleados					
4.01.03.03.00	Primas por hogar a empleados					
4.01.03.04.00	Primas por hijos a empleados					
4.01.03.05.00	Primas por alquileres a empleados					
4.01.03.06.00	Primas por residencia a empleados					
4.01.03.07.00	Primas por categoría de escuelas a empleados					
4.01.03.08.00	Primas de profesionalización a empleados					
4.01.03.09.00	Primas por antigüedad a empleados					
4.01.03.10.00	Primas por jerarquía o responsabilidad en el cargo					
4.01.03.16.00	Primas por mérito a obreros					
4.01.03.17.00	Primas de transporte a obreros					
4.01.03.18.00	Primas por hogar a obreros					
4.01.03.19.00	Primas por hijos de obreros					
4.01.03.20.00	Primas por residencia a obreros					
4.01.03.21.00	Primas por antigüedad a obreros					
4.01.03.22.00	Primas de profesionalización a obreros					
4.01.03.37.00	Primas de transporte al personal contratado					

MPPEU

INSTRUCTIVO N° 10

PRESUPUESTO DE GASTOS POR PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS

(1) ENTE:

PRESUPUESTO AÑO:

(EN BOLIVARES)

CATEGORIA	CÓDIGO (2)	DENOMINACIÓN (3)
PROYECTO:		
ACCION CENTRALIZADA:		

CÓDIGO	DENOMINACIÓN	AÑO PRESUPUESTADO				
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(4)	(5)	(6)	(7)	(8)	(9)	(10)
4.01.03.38.00	Primas por hogar al personal contratado					
4.01.03.39.00	Primas por hijos al personal contratado					
4.01.03.40.00	Primas de profesionalización al personal contratado					
4.01.03.41.00	Primas por antigüedad al personal contratado					
4.01.03.47.00	Primas al personal de alto nivel y de dirección					
4.01.03.95.00	Otras primas al personal de alto nivel y de dirección					
4.01.03.96.00	Otras primas al personal contratado					
4.01.03.97.00	Otras primas a empleados					
4.01.03.98.00	Otras primas a obreros					
4.01.04.00.00	**Complementos de sueldos y salarios**					
4.01.04.01.00	Complemento a empleados por horas extraordinarias o por sobre tiempo					
4.01.04.02.00	Complemento a empleados por trabajo nocturno					
4.01.04.03.00	Complemento a empleados por gastos de alimentación					
4.01.04.04.00	Complemento a empleados por gastos de transporte					
4.01.04.05.00	Complemento a empleados por gastos de representación					
4.01.04.06.00	Complemento a empleados por comisión de servicios					
4.01.04.07.00	Bonificación a empleados					
4.01.04.08.00	Bono compensatorio de alimentación a empleados					
4.01.04.09.00	Bono compensatorio de transporte a empleados					
4.01.04.10.00	Complemento a empleados por días feriados					
4.01.04.14.00	Complemento a obreros por horas extraordinarias o por sobre tiempo					
4.01.04.15.00	Complemento a obreros por trabajo o jornada nocturna					
4.01.04.16.00	Complemento a obreros por gastos de alimentación					
4.01.04.17.00	Complemento a obreros por gastos de transporte					
4.01.04.18.00	Bono compensatorio de alimentación a obreros					
4.01.04.19.00	Bono compensatorio de transporte a obreros					
4.01.04.20.00	Complemento a obreros por días feriados					
4.01.04.24.00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo					
4.01.04.25.00	Complemento al personal contratado por gastos de alimentación					
4.01.04.26.00	Bono compensatorio de alimentación al personal contratado					
4.01.04.27.00	Bono compensatorio de transporte al personal contratado					
4.01.04.28.00	Complemento al personal contratado por días feriados					
4.01.04.48.00	Complemento al personal de alto nivel y de dirección por gastos de representación					
4.01.04.49.00	Complemento al personal de alto nivel y de dirección por comisión de servicios					
4.01.04.50.00	Bonificación al personal de alto nivel y de dirección					
4.01.04.51.00	Bono compensatorio de alimentación al personal de alto nivel y de dirección					
4.01.04.52.00	Bono compensatorio de transporte al personal de alto nivel y de dirección					
4.01.04.95.00	Otros complementos al personal de alto nivel y de dirección					
4.01.04.96.00	Otros complementos a empleados					
4.01.04.97.00	Otros complementos a obreros					
4.01.04.98.00	Otros complementos al personal contratado					
4.01.05.00.00	**Aguinaldos, utilidades o bonificación legal, y bono vacacional**					

PRESUPUESTO DE GASTOS POR PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS

(1) ENTE:

PRESUPUESTO AÑO:

(EN BOLIVARES)

CATEGORIA	CÓDIGO (2)	DENOMINACIÓN (3)
PROYECTO:		
ACCION CENTRALIZADA:		

CÓDIGO	DENOMINACIÓN	AÑO PRESUPUESTADO				
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(4)	(5)	(6)	(7)	(8)	(9)	(10)
4.01.05.01.00	Aguinaldos a empleados					
4.01.05.02.00	Utilidades legales y convencionales a empleados					
4.01.05.03.00	Bono vacacional a empleados					
4.01.05.04.00	Aguinaldos a obreros					
4.01.05.06.00	Bono vacacional a obreros					
4.01.05.07.00	Aguinaldos al personal contratado					
4.01.05.08.00	Bono vacacional al personal contratado					
4.01.05.16.00	Aguinaldos al personal de alto nivel y de dirección					
4.01.05.17.00	Utilidades legales y convencionales al personal de alto nivel y de dirección					
4.01.05.18.00	Bono vacacional al personal de alto nivel y de dirección					
4.01.06.00.00	**Aportes patronales y legales**					
4.01.06.01.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados					
4.01.06.02.00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por empleados					
4.01.06.03.00	Aporte patronal al Fondo de Jubilaciones por empleados					
4.01.06.04.00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados					
4.01.06.05.00	Aporte patronal al Fondo de Ahorro Habitacional por empleados					
4.01.06.10.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros					
4.01.06.11.00	Aporte patronal al Fondo de Jubilaciones por obreros					
4.01.06.12.00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros					
4.01.06.13.00	Aporte patronal al Fondo de Ahorro Habitacional por obreros					
4.01.06.25.00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado					
4.01.06.26.00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado					
4.01.06.39.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección					
4.01.06.40.00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección					
4.01.06.41.00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección					
4.01.06.42.00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección					
4.01.06.94.00	Otros aportes legales por el personal de alto nivel y de dirección					
4.01.06.95.00	Otros aportes legales por personal contratado					
4.01.06.96.00	Otros aportes legales por empleados					
4.01.06.97.00	Otros aportes legales por obreros					
4.01.07.00.00	**Asistencia socio-económica**					
4.01.07.01.00	Capacitación y adiestramiento a empleados					
4.01.07.02.00	Becas a empleados					
4.01.07.03.00	Ayudas por matrimonio a empleados					
4.01.07.04.00	Ayudas por nacimiento de hijos a empleados					
4.01.07.05.00	Ayudas por defunción a empleados					
4.01.07.06.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados					
4.01.07.07.00	Aporte patronal a cajas de ahorro por empleados					
4.01.07.08.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados					
4.01.07.09.00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos					
4.01.07.10.00	Dotación de uniformes a empleados					

PRESUPUESTO DE GASTOS POR PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS

(1) ENTE:

PRESUPUESTO AÑO:

(EN BOLIVARES)

CATEGORIA	CÓDIGO (2)	DENOMINACIÓN (3)
PROYECTO:		
ACCION CENTRALIZADA:		

CÓDIGO	DENOMINACIÓN	AÑO PRESUPUESTADO				
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(4)	(5)	(6)	(7)	(8)	(9)	(10)
4.01.07.11.00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados					
4.01.07.12.00	Aportes para la adquisición de juguetes para los hijos del personal empleado					
4.01.07.17.00	Capacitación y adiestramiento a obreros					
4.01.07.18.00	Becas a obreros					
4.01.07.19.00	Ayudas por matrimonio de obreros					
4.01.07.20.00	Ayudas por nacimiento de hijos de obreros					
4.01.07.21.00	Ayudas por defunción a obreros					
4.01.07.22.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros					
4.01.07.23.00	Aporte patronal a cajas de ahorro por obreros					
4.01.07.24.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros					
4.01.07.25.00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos					
4.01.07.26.00	Dotación de uniformes a obreros					
4.01.07.27.00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros					
4.01.07.28.00	Aportes para la adquisición de juguetes para los hijos del personal obrero					
4.01.07.33.00	Asistencia socio-económica al personal contratado					
4.01.07.63.00	Capacitación y adiestramiento al personal de alto nivel y de dirección					
4.01.07.64.00	Ayudas por matrimonio al personal de alto nivel y de dirección					
4.01.07.65.00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección					
4.01.07.66.00	Ayudas por defunción al personal de alto nivel y de dirección					
4.01.07.67.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección					
4.01.07.68.00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección					
4.01.07.69.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección					
4.01.07.95.00	Otras subvenciones al personal de alto nivel y de dirección					
4.01.07.96.00	Otras subvenciones a empleados					
4.01.07.97.00	Otras subvenciones a obreros					
4.01.08.00.00	**Prestaciones sociales e indemnizaciones**					
4.01.08.01.00	Prestaciones sociales e indemnizaciones a empleados					
4.01.08.02.00	Prestaciones sociales e indemnizaciones a obreros					
4.01.08.03.00	Prestaciones sociales e indemnizaciones al personal contratado					
4.01.08.07.00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección					
4.01.09.00.00	**Capacitación y adiestramiento realizado por personal del organismo**					
4.01.09.01.00	Capacitación y adiestramiento realizado por personal del organismo					
4.01.95.00.00	**Otros gastos del personal de alto nivel y de dirección**					
4.01.95.01.00	Otros gastos del personal de alto nivel y de dirección					
4.01.96.00.00	**Otros gastos del personal empleado**					
4.01.96.01.00	Otros gastos del personal empleado					
4.01.97.00.00	**Otros gastos del personal obrero**					
4.01.97.01.00	Otros gastos del personal obrero					
4.02.00.00.00	**MATERIALES, SUMINISTROS Y MERCANCÍAS**					
4.02.01.00.00	**Productos alimenticios y agropecuarios**					
4.02.01.01.00	Alimentos y bebidas para personas					
4.02.01.02.00	Alimentos para animales					

PRESUPUESTO DE GASTOS POR PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS
(1) ENTE:
PRESUPUESTO AÑO:
(EN BOLIVARES)

CATEGORIA	CÓDIGO (2)	DENOMINACIÓN (3)
PROYECTO:		
ACCION CENTRALIZADA:		

CÓDIGO	DENOMINACIÓN	AÑO PRESUPUESTADO				
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(4)	(5)	(6)	(7)	(8)	(9)	(10)
4.02.01.03.00	Productos agrícolas y pecuarios					
4.02.01.04.00	Productos de la caza y pesca					
4.02.01.99.00	Otros productos alimenticios y agropecuarios					
4.02.02.00.00	**Productos de minas, canteras y yacimientos**					
4.02.02.01.00	Carbón mineral					
4.02.02.02.00	Petróleo crudo y gas natural					
4.02.02.03.00	Mineral de hierro					
4.02.02.04.00	Mineral no ferroso					
4.02.02.05.00	Piedra, arcilla, arena y tierra					
4.02.02.06.00	Mineral para la fabricación de productos químicos					
4.02.02.07.00	Sal para uso industrial					
4.02.02.99.00	Otros productos de minas, canteras y yacimientos					
4.02.03.00.00	**Textiles y vestuarios**					
4.02.03.01.00	Textiles					
4.02.03.02.00	Prendas de vestir					
4.02.03.03.00	Calzados					
4.02.03.99.00	Otros productos textiles y vestuarios					
4.02.04.00.00	**Productos de cuero y caucho**					
4.02.04.01.00	Cueros y pieles					
4.02.04.02.00	Productos de cuero y sucedáneos del cuero					
4.02.04.03.00	Cauchos y tripas para vehículos					
4.02.04.99.00	Otros productos de cuero y caucho					
4.02.05.00.00	**Productos de papel, cartón e impresos**					
4.02.05.01.00	Pulpa de madera, papel y cartón					
4.02.05.02.00	Envases y cajas de papel y cartón					
4.02.05.03.00	Productos de papel y cartón para oficina					
4.02.05.04.00	Libros, revistas y periódicos					
4.02.05.05.00	Material de enseñanza					
4.02.05.06.00	Productos de papel y cartón para computación					
4.02.05.07.00	Productos de papel y cartón para la imprenta y reproducción					
4.02.05.99.00	Otros productos de pulpa, papel y cartón					
4.02.06.00.00	**Productos químicos y derivados**					
4.02.06.01.00	Sustancias químicas y de uso industrial					
4.02.06.02.00	Abonos, plaguicidas y otros					
4.02.06.03.00	Tintas, pinturas y colorantes					
4.02.06.04.00	Productos farmacéuticos y medicamentos					
4.02.06.05.00	Productos de tocador					
4.02.06.06.00	Combustibles y lubricantes					
4.02.06.07.00	Productos diversos derivados del petróleo y del carbón					
4.02.06.08.00	Productos plásticos					
4.02.06.09.00	Mezclas explosivas					
4.02.06.99.00	Otros productos de la industria química y conexos					

PRESUPUESTO DE GASTOS POR PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS

(1) ENTE:

PRESUPUESTO AÑO:

(EN BOLIVARES)

CATEGORIA	CÓDIGO (2)	DENOMINACIÓN (3)
PROYECTO:		
ACCION CENTRALIZADA:		

CÓDIGO	DENOMINACIÓN	AÑO PRESUPUESTADO				
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(4)	(5)	(6)	(7)	(8)	(9)	(10)
4.02.07.00.00	**Productos minerales no metálicos**					
4.02.07.01.00	Productos de barro, loza y porcelana					
4.02.07.02.00	Vidrios y productos de vidrio					
4.02.07.03.00	Productos de arcilla para construcción					
4.02.07.04.00	Cemento, cal y yeso					
4.02.07.99.00	Otros productos minerales no metálicos					
4.02.08.00.00	**Productos metálicos**					
4.02.08.01.00	Productos primarios de hierro y acero					
4.02.08.02.00	Productos de metales no ferrosos					
4.02.08.03.00	Herramientas menores, cuchillería y artículos generales de ferretería					
4.02.08.04.00	Productos metálicos estructurales					
4.02.08.07.00	Material de señalamiento					
4.02.08.08.00	Material de educación					
4.02.08.09.00	Repuestos y accesorios para equipos de transporte					
4.02.08.10.00	Repuestos y accesorios para otros equipos					
4.02.08.99.00	Otros productos metálicos					
4.02.09.00.00	**Productos de madera**					
4.02.09.01.00	Productos primarios de madera					
4.02.09.02.00	Muebles y accesorios de madera para edificaciones					
4.02.09.99.00	Otros productos de madera					
4.02.10.00.00	**Productos varios y útiles diversos**					
4.02.10.01.00	Artículos de deporte, recreación y juguetes					
4.02.10.02.00	Materiales y útiles de limpieza y aseo					
4.02.10.03.00	Utensilios de cocina y comedor					
4.02.10.04.00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria					
4.02.10.05.00	Útiles de escritorio, oficina y materiales de instrucción					
4.02.10.06.00	Condecoraciones, ofrendas y similares					
4.02.10.07.00	Productos de seguridad en el trabajo					
4.02.10.08.00	Materiales para equipos de computación					
4.02.10.09.00	Especies timbradas y valores					
4.02.10.10.00	Útiles religiosos					
4.02.10.11.00	Materiales eléctricos					
4.02.10.12.00	Materiales para instalaciones sanitarias					
4.02.10.13.00	Materiales fotográficos					
4.02.10.99.00	Otros productos y útiles diversos					
4.02.11.00.00	**Bienes para la venta**					
4.02.11.01.00	Productos y artículos para la venta					
4.02.11.02.00	Maquinarias y equipos para la venta					
4.02.11.03.00	Inmuebles para la venta					
4.02.11.04.00	Tierras y terrenos para la venta					
4.02.11.99.00	Otros bienes para la venta					
4.02.99.00.00	**Otros materiales y suministros**					

PRESUPUESTO DE GASTOS POR PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS
(1) ENTE:
PRESUPUESTO AÑO:
(EN BOLIVARES)

CATEGORIA	CÓDIGO (2)	DENOMINACIÓN (3)
PROYECTO:		
ACCION CENTRALIZADA:		

CÓDIGO	DENOMINACIÓN	AÑO PRESUPUESTADO				
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(4)	(5)	(6)	(7)	(8)	(9)	(10)
4.02.99.01.00	Otros materiales y suministros					
4.03.00.00.00	**SERVICIOS NO PERSONALES**					
4.03.01.00.00	**Alquileres de inmuebles**					
4.03.01.01.00	Alquileres de edificios y locales					
4.03.01.02.00	Alquileres de instalaciones culturales y recreativas					
4.03.01.03.00	Alquileres de tierras y terrenos					
4.03.02.00.00	**Alquileres de maquinaria y equipos**					
4.03.02.01.00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller					
4.03.02.02.00	Alquileres de equipos de transporte, tracción y elevación					
4.03.02.03.00	Alquileres de equipos de comunicaciones y de señalamiento					
4.03.02.04.00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria					
4.03.02.05.00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación					
4.03.02.06.00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento					
4.03.02.99.00	Alquileres de otras maquinaria y equipos					
4.03.03.00.00	**Derechos sobre bienes intangibles**					
4.03.03.01.00	Marcas de fábrica y patentes de invención					
4.03.03.02.00	Derechos de autor					
4.03.03.03.00	Paquetes y programas de computación					
4.03.03.04.00	Concesión de bienes y servicios					
4.03.04.00.00	**Servicios básicos**					
4.03.04.01.00	Electricidad					
4.03.04.02.00	Gas					
4.03.04.03.00	Agua					
4.03.04.04.00	Teléfonos					
4.03.04.05.00	Servicio de comunicaciones					
4.03.04.06.00	Servicio de aseo urbano y domiciliario					
4.03.04.07.00	Servicio de condominio					
4.03.05.00.00	**Servicio de administración, vigilancia y mantenimiento de los servicios básicos**					
4.03.05.01.00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad					
4.03.05.02.00	Servicio de administración, vigilancia y mantenimiento del servicio de gas					
4.03.05.03.00	Servicio de administración, vigilancia y mantenimiento del servicio de agua					
4.03.05.04.00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos					
4.03.05.05.00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones					
4.03.05.06.00	Servicio de administración, vigilancia y mantenimiento del servicio de aseo urbano y domiciliario					
4.03.06.00.00	**Servicios de transporte y almacenaje**					
4.03.06.01.00	Fletes y embalajes					
4.03.06.02.00	Almacenaje					
4.03.06.03.00	Estacionamiento					
4.03.06.04.00	Peaje					
4.03.06.05.00	Servicios de protección en traslado de fondos y de mensajería					
4.03.07.00.00	**Servicios de información, impresión y relaciones públicas**					
4.03.07.01.00	Publicidad y propaganda					

ONAPRE
MPPEU
OPSU

INSTRUCTIVO Nº 10

PRESUPUESTO DE GASTOS POR PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS
(1) ENTE:
PRESUPUESTO AÑO:
(EN BOLIVARES)

CATEGORIA	CÓDIGO (2)	DENOMINACIÓN (3)
PROYECTO:		
ACCION CENTRALIZADA:		

CÓDIGO	DENOMINACIÓN	AÑO PRESUPUESTADO				
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(4)	(5)	(6)	(7)	(8)	(9)	(10)
4.03.07.02.00	Imprenta y reproducción					
4.03.07.03.00	Relaciones sociales					
4.03.07.04.00	Avisos					
4.03.08.00.00	**Primas y otros gastos de seguros y comisiones bancarias**					
4.03.08.01.00	Primas y gastos de seguros					
4.03.08.02.00	Comisiones y gastos bancarios					
4.03.08.03.00	Comisiones y gastos de adquisición de seguros					
4.03.09.00.00	**Viáticos y pasajes**					
4.03.09.01.00	Viáticos y pasajes dentro del país					
4.03.09.02.00	Viáticos y pasajes fuera del país					
4.03.09.03.00	Asignación por kilómetros recorridos					
4.03.10.00.00	**Servicios profesionales y técnicos**					
4.03.10.01.00	Servicios jurídicos					
4.03.10.02.00	Servicios de contabilidad y auditoría					
4.03.10.03.00	Servicios de procesamiento de datos					
4.03.10.04.00	Servicios de ingeniería y arquitectónicos					
4.03.10.05.00	Servicios médicos, odontológicos y otros servicios de sanidad					
4.03.10.06.00	Servicios de veterinaria					
4.03.10.07.00	Servicios de capacitación y adiestramiento					
4.03.10.08.00	Servicios presupuestarios					
4.03.10.09.00	Servicios de lavandería y tintorería					
4.03.10.10.00	Servicios de vigilancia					
4.03.10.11.00	Servicios para la elaboración y suministro de comida					
4.03.10.99.00	Otros servicios profesionales y técnicos					
4.03.11.00.00	**Conservación y reparaciones menores de maquinaria y equipos**					
4.03.11.01.00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller					
4.03.11.02.00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación					
4.03.11.03.00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento					
4.03.11.04.00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria					
4.03.11.05.00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación					
4.03.11.07.00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento					
4.03.11.99.00	Conservación y reparaciones menores de otras maquinaria y equipos					
4.03.12.00.00	**Conservación y reparaciones menores de obras**					
4.03.12.01.00	Conservación y reparaciones menores de obras en bienes del dominio privado					
4.03.12.02.00	Conservación y reparaciones menores de obras en bienes del dominio público					
4.03.13.00.00	**Servicios de construcciones temporales**					
4.03.13.01.00	Servicios de construcciones temporales					
4.03.14.00.00	**Servicios de construcción de edificaciones para la venta**					
4.03.14.01.00	Servicios de construcción de edificaciones para la venta					
4.03.15.00.00	**Servicios fiscales**					
4.03.15.01.00	Derechos de importación y servicios aduaneros					
4.03.15.02.00	Tasas y otros derechos obligatorios					

PRESUPUESTO DE GASTOS POR PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS
(1) ENTE:
PRESUPUESTO AÑO:
(EN BOLIVARES)

CATEGORIA	CÓDIGO (2)	DENOMINACIÓN (3)
PROYECTO:		
ACCION CENTRALIZADA:		

CÓDIGO	DENOMINACIÓN	AÑO PRESUPUESTADO				
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(4)	(5)	(6)	(7)	(8)	(9)	(10)
4.03.15.03.00	Asignación a agentes de especies fiscales					
4.03.15.99.00	Otros servicios fiscales					
4.03.16.00.00	**Servicios de diversión, esparcimiento y culturales**					
4.03.16.01.00	Servicios de diversión, esparcimiento y culturales					
4.03.17.00.00	**Servicios de gestión administrativa prestados por organismos de asistencia técnica**					
4.03.17.01.00	Servicios de gestión administrativa prestados por organismos de asistencia técnica					
4.03.18.00.00	**Impuestos indirectos**					
4.03.18.01.00	Impuesto al valor agregado					
4.03.18.99.00	Otros impuestos indirectos					
4.03.19.00.00	**Comisiones por servicios para cumplir con los beneficios sociales**					
4.03.19.01.00	Comisiones por servicios para cumplir con los beneficios sociales					
4.03.99.00.00	**Otros servicios no personales**					
4.03.99.01.00	Otros servicios no personales					
4.04.00.00.00	**ACTIVOS REALES**					
4.04.01.00.00	**Repuestos y reparaciones mayores**					
4.04.01.01.00	Repuestos mayores					
4.04.01.01.01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller					
4.04.01.01.02	Repuestos mayores para equipos de transporte, tracción y elevación					
4.04.01.01.03	Repuestos mayores para equipos de comunicaciones y de señalamiento					
4.04.01.01.04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria					
4.04.01.01.05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación					
4.04.01.01.06	Repuestos mayores para equipos y armamentos de orden público, seguridad y defensa					
4.04.01.01.07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento					
4.04.01.01.99	Repuestos mayores para otras maquinaria y equipos					
4.04.01.02.00	Reparaciones mayores de maquinaria y equipos					
4.04.01.02.01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller					
4.04.01.02.02	Reparaciones mayores de equipos de transporte, tracción y elevación					
4.04.01.02.03	Reparaciones mayores de equipos de comunicaciones y de señalamiento					
4.04.01.02.04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria					
4.04.01.02.05	Reparaciones mayores de equipos científicos, religiosos, de enseñanza y recreación					
4.04.01.02.06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional					
4.04.01.02.07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento					
4.04.01.02.99	Reparaciones mayores de otras maquinaria y equipos					
4.04.02.00.00	**Conservación, ampliaciones y mejoras mayores de obras**					
4.04.02.01.00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado					
4.04.02.02.00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público					
4.04.03.00.00	**Maquinaria y demás equipos de construcción, campo, industria y taller**					
4.04.03.01.00	Maquinaria y demás equipos de construcción y mantenimiento					
4.04.03.02.00	Maquinaria y equipos para mantenimiento de automotores					
4.04.03.03.00	Maquinaria y equipos agrícolas y pecuarios					
4.04.03.04.00	Maquinaria y equipos de artes gráficas y reproducción					
4.04.03.05.00	Maquinaria y equipos industriales y de taller					

MPPEU

INSTRUCTIVO N° 10

PRESUPUESTO DE GASTOS POR PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS
(1) ENTE:
PRESUPUESTO AÑO:
(EN BOLIVARES)

CATEGORIA	CÓDIGO (2)	DENOMINACIÓN (3)
PROYECTO:		
ACCION CENTRALIZADA:		

CÓDIGO	DENOMINACIÓN	AÑO PRESUPUESTADO				
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(4)	(5)	(6)	(7)	(8)	(9)	(10)
4.04.03.06.00	Maquinaria y equipos de energia					
4.04.03.07.00	Maquinaria y equipos de riego y acueductos					
4.04.03.08.00	Equipos de almacén					
4.04.03.99.00	Otra maquinaria y demás equipos de construcción, campo, industria y taller					
4.04.04.00.00	**Equipos de transporte, tracción y elevación**					
4.04.04.01.00	Vehiculos automotores terrestres					
4.04.04.02.00	Equipos ferroviarios y de cables aéreos					
4.04.04.03.00	Equipos maritimos de transporte					
4.04.04.04.00	Equipos aéreos de transporte					
4.04.04.05.00	Vehiculos de tracción no motorizados					
4.04.04.06.00	Equipos auxiliares de transporte					
4.04.04.99.00	Otros equipos de transporte, tracción y elevación					
4.04.05.00.00	**Equipos de comunicaciones y de señalamiento**					
4.04.05.01.00	Equipos de telecomunicaciones					
4.04.05.02.00	Equipos de señalamiento					
4.04.05.03.00	Equipos de control de tráfico aéreo					
4.04.05.04.00	Equipos de correo					
4.04.05.99.00	Otros equipos de comunicaciones y de señalamiento					
4.04.06.00.00	**Equipos médico - quirúrgicos, dentales y de veterinaria**					
4.04.06.01.00	Equipos médico - quirúrgicos, dentales y de veterinaria					
4.04.06.99.00	Otros equipos médico - quirúrgicos, dentales y de veterinaria					
4.04.07.00.00	**Equipos científicos, religiosos, de enseñanza y recreación**					
4.04.07.01.00	Equipos científicos y de laboratorio					
4.04.07.02.00	Equipos de enseñanza, deporte y recreación					
4.04.07.03.00	Obras de arte					
4.04.07.04.00	Libros, revistas y otros instrumentos de enseñanzas					
4.04.07.05.00	Equipos religiosos					
4.04.07.06.00	Instrumentos musicales y equipos de audio					
4.04.07.99.00	Otros equipos científicos, religiosos, de enseñanza y recreación					
4.04.08.00.00	**Equipos y armamentos de orden público, seguridad y defensa**					
4.04.08.01.00	Equipos y armamentos de orden público, seguridad y defensa nacional					
4.04.08.02.00	Equipos y armamentos de seguridad para la custodia y resguardo personal					
4.04.08.99.00	Otros equipos y armamentos de orden público, seguridad y defensa					
4.04.09.00.00	**Máquinas, muebles y demás equipos de oficina y alojamiento**					
4.04.09.01.00	Mobiliario y equipos de oficina					
4.04.09.02.00	Equipos de computación					
4.04.09.03.00	Mobiliario y equipos de alojamiento					
4.04.09.99.00	Otras máquinas, muebles y demás equipos de oficina y alojamiento					
4.04.10.00.00	**Semovientes**					
4.04.10.01.00	Semovientes					
4.04.11.00.00	**Inmuebles, maquinaria y equipos usados**					
4.04.11.01.00	Adquisición de tierras y terrenos					

PRESUPUESTO DE GASTOS POR PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS

(1) ENTE:

PRESUPUESTO AÑO:

(EN BOLIVARES)

CATEGORIA	CÓDIGO (2)	DENOMINACIÓN (3)
PROYECTO:		
ACCION CENTRALIZADA:		

CÓDIGO	DENOMINACIÓN	AÑO PRESUPUESTADO				
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(4)	(5)	(6)	(7)	(8)	(9)	(10)
4.04.11.02.00	Adquisición de edificios e instalaciones					
4.04.11.03.00	Expropiación de tierras y terrenos					
4.04.11.04.00	Expropiación de edificios e instalaciones					
4.04.11.05.00	Adquisición de maquinaria y equipos usados					
4.04.11.05.01	Maquinaria y demás equipos de construcción, campo, industria y taller					
4.04.11.05.02	Equipos de transporte, tracción y elevación					
4.04.11.05.03	Equipos de comunicaciones y de señalamiento					
4.04.11.05.04	Equipos médico - quirúrgicos, dentales y de veterinaria					
4.04.11.05.05	Equipos científicos, religiosos, de enseñanza y recreación					
4.04.11.05.06	Equipos para seguridad pública					
4.04.11.05.07	Máquinas, muebles y demás equipos de oficina y alojamiento					
4.04.11.05.99	Otras maquinarias y equipos usados					
4.04.12.00.00	**Activos intangibles**					
4.04.12.01.00	Marcas de fábrica y patentes de invención					
4.04.12.02.00	Derechos de autor					
4.04.12.03.00	Gastos de organización					
4.04.12.04.00	Paquetes y programas de computación					
4.04.12.05.00	Estudios y proyectos					
4.04.12.99.00	Otros activos intangibles					
4.04.13.00.00	**Estudios y proyectos para inversión en activos fijos**					
4.04.13.01.00	Estudios y proyectos aplicables a bienes del dominio privado					
4.04.13.02.00	Estudios y proyectos aplicables a bienes del dominio público					
4.04.14.00.00	**Contratación de inspección de obras**					
4.04.14.01.00	Contratación de inspección de obras de bienes del dominio privado					
4.04.14.02.00	Contratación de inspección de obras de bienes del dominio público					
4.04.15.00.00	**Construcciones del dominio privado**					
4.04.15.01.00	Construcciones de edificaciones médico-asistenciales					
4.04.15.03.00	Construcciones de edificaciones educativas, religiosas y recreativas					
4.04.15.04.00	Construcciones de edificaciones culturales y deportivas					
4.04.15.05.00	Construcciones de edificaciones para oficina					
4.04.15.06.00	Construcciones de edificaciones industriales					
4.04.15.07.00	Construcciones de edificaciones habitacionales					
4.04.15.99.00	Otras construcciones del dominio privado					
4.04.16.00.00	**Construcciones del dominio público**					
4.04.16.01.00	Construcción de vialidad					
4.04.16.02.00	Construcción de plazas, parques y similares					
4.04.16.03.00	Construcciones de instalaciones hidráulicas					
4.04.16.04.00	Construcciones de puertos y aeropuertos					
4.04.16.99.00	Otras construcciones del dominio público					
4.04.99.00.00	**Otros activos reales**					
4.04.99.01.00	Otros activos reales					
4.05.00.00.00	**ACTIVOS FINANCIEROS**					

PRESUPUESTO DE GASTOS POR PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS
(1) ENTE:
PRESUPUESTO AÑO:
(EN BOLIVARES)

CATEGORIA	CÓDIGO (2)	DENOMINACIÓN (3)
PROYECTO:		
ACCION CENTRALIZADA:		

CÓDIGO	DENOMINACIÓN	AÑO PRESUPUESTADO				
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(4)	(5)	(6)	(7)	(8)	(9)	(10)
4.05.01.00.00	**Aportes en acciones y participaciones de capital**					
4.05.01.01.00	Aportes en acciones y participaciones de capital al sector privado					
4.05.01.02.00	Aportes en acciones y participaciones de capital al sector público					
4.05.01.02.01	Aportes en acciones y participaciones de capital a entes descentralizados sin fines empresariales					
4.05.01.02.02	Aportes en acciones y participaciones de capital a instituciones de protección social					
4.05.01.02.03	Aportes en acciones y participaciones de capital a entes descentralizados con fines empresariales petroleros					
4.05.01.02.04	Aportes en acciones y participaciones de capital a entes descentralizados con fines empresariales no petroleros					
4.05.01.02.05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios					
4.05.01.02.06	Aportes en acciones y participaciones de capital a entes descentralizados financieros no bancarios					
4.05.01.02.07	Aportes en acciones y participaciones de capital a organismos del sector público para el pago de su deuda					
4.05.01.03.00	Aportes en acciones y participaciones de capital al sector externo					
4.05.01.03.01	Aportes en acciones y participaciones de capital a organismos internacionales					
4.05.01.03.99	Otros aportes en acciones y participaciones de capital al sector externo					
4.05.02.00.00	**Adquisición de títulos y valores que no otorgan propiedad**					
4.05.02.01.00	Adquisición de títulos y valores a corto plazo					
4.05.02.01.01	Adquisición de títulos y valores privados					
4.05.02.01.02	Adquisición de títulos y valores públicos					
4.05.02.02.00	Adquisición de títulos y valores a largo plazo					
4.05.02.02.01	Adquisición de títulos y valores privados					
4.05.02.02.02	Adquisición de títulos y valores públicos					
4.05.03.00.00	**Concesión de préstamos a corto plazo**					
4.05.03.01.00	Concesión de préstamos al sector privado a corto plazo					
4.05.03.02.00	Concesión de préstamos al sector público a corto plazo					
4.05.03.02.01	Concesión de préstamos a la República					
4.05.03.02.02	Concesión de préstamos a entes descentralizados sin fines empresariales					
4.05.03.02.03	Concesión de préstamos a instituciones de protección social					
4.05.03.02.04	Concesión de préstamos a entes descentralizados con fines empresariales petroleros					
4.05.03.02.05	Concesión de préstamos a entes descentralizados con fines empresariales no petroleros					
4.05.03.02.06	Concesión de préstamos a entes descentralizados financieros bancarios					
4.05.03.02.07	Concesión de préstamos a entes descentralizados financieras no bancarios					
4.05.03.02.08	Concesión de préstamos al Poder Estadal					
4.05.03.02.09	Concesión de préstamos al Poder Municipal					
4.05.04.00.00	**Concesión de préstamos a largo plazo**					
4.05.04.01.00	Concesión de préstamos al sector privado a largo plazo					
4.05.04.02.00	Concesión de préstamos al sector público a largo plazo					
4.05.04.02.01	Concesión de préstamos a la República					
4.05.04.02.02	Concesión de préstamos a entes descentralizados sin fines empresariales					
4.05.04.02.03	Concesión de préstamos a instituciones de protección social					
4.05.04.02.04	Concesión de préstamos a entes descentralizados con fines empresariales petroleros					
4.05.04.02.05	Concesión de préstamos a entes descentralizados con fines empresariales no petroleros					
4.05.04.02.06	Concesión de préstamos a entes descentralizados financieros bancarios					
4.05.04.02.07	Concesión de préstamos a entes descentralizados financieros no bancarios					

PRESUPUESTO DE GASTOS POR PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS
(1) ENTE:
PRESUPUESTO AÑO:
(EN BOLIVARES)

CATEGORIA	CÓDIGO (2)	DENOMINACIÓN (3)
PROYECTO:		
ACCION CENTRALIZADA:		

CÓDIGO	DENOMINACIÓN	AÑO PRESUPUESTADO				
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(4)	(5)	(6)	(7)	(8)	(9)	(10)
4.05.04.02.08	Concesión de préstamos al Poder Estadal					
4.05.04.02.09	Concesión de préstamos al Poder Municipal					
4.05.05.00.00	**Incremento de disponibilidades**					
4.05.05.01.00	Incremento en caja					
4.05.05.02.00	Incremento en bancos					
4.05.05.02.01	Incremento en bancos públicos					
4.05.05.02.02	Incremento en bancos privados					
4.05.05.02.03	Incremento en bancos del exterior					
4.05.05.03.00	Incremento de inversiones temporales					
4.05.06.00.00	**Incremento de cuentas por cobrar a corto plazo**					
4.05.06.01.00	Incremento de cuentas comerciales por cobrar a corto plazo					
4.05.06.03.00	Incremento de deudas por rendir					
4.05.06.03.02	Incremento de deudas por rendir de fondos en anticipo					
4.05.06.99.00	Incremento de otras cuentas por cobrar a corto plazo					
4.05.07.00.00	**Incremento de efectos por cobrar a corto plazo**					
4.05.07.01.00	Incremento de efectos comerciales por cobrar a corto plazo					
4.05.07.99.00	Incremento de otros efectos por cobrar a corto plazo					
4.05.08.00.00	**Incremento de cuentas por cobrar a mediano y largo plazo**					
4.05.08.01.00	Incremento de cuentas comerciales por cobrar a mediano y largo plazo					
4.05.08.99.00	Incremento de otras cuentas por cobrar a mediano y largo plazo					
4.05.09.00.00	**Incremento de efectos por cobrar a mediano y largo plazo**					
4.05.09.01.00	Incremento de efectos comerciales por cobrar a mediano y largo plazo					
4.05.09.99.00	Incremento de otros efectos por cobrar a mediano y largo plazo					
4.05.10.00.00	**Incremento de fondos en avance, en anticipos y en fideicomiso**					
4.05.10.02.00	Incremento de fondos en anticipos					
4.05.10.03.00	Incremento de fondos en fideicomiso					
4.05.10.04.00	Incremento de anticipos a proveedores					
4.05.10.05.00	Incremento de anticipos a contratistas por contratos de corto plazo					
4.05.10.06.00	Incremento de anticipos a contratistas por contratos de mediano y largo plazo					
4.05.11.00.00	**Incremento de activos diferidos a corto plazo**					
4.05.11.01.00	Incremento de gastos a corto plazo pagados por anticipado					
4.05.11.01.03	Incremento de otros intereses a corto plazo pagados por anticipado					
4.05.11.01.04	Incremento de débitos por apertura de carta de crédito a corto plazo					
4.05.11.01.99	Incremento de otros gastos a corto plazo pagados por anticipado					
4.05.11.02.00	Incremento de depósitos otorgados en garantía a corto plazo					
4.05.11.99.00	Incremento de otros activos diferidos a corto plazo					
4.05.12.00.00	**Incremento de activos diferidos a mediano y largo plazo**					
4.05.12.01.00	Incremento de gastos a mediano y largo plazo pagados por anticipado					
4.05.12.01.08	Incremento de otros intereses a mediano y largo plazo pagados por anticipado					
4.05.12.01.99	Incremento de otros gastos a mediano y largo plazo pagados por anticipado					
4.05.12.02.00	Incremento de depósitos otorgados en garantía a mediano y largo plazo					
4.05.12.99.00	Incremento de otros activos diferidos a mediano y largo plazo					

PRESUPUESTO DE GASTOS POR PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS
(1) ENTE:
PRESUPUESTO AÑO:
(EN BOLIVARES)

CATEGORIA	CÓDIGO (2)	DENOMINACIÓN (3)
PROYECTO:		
ACCION CENTRALIZADA:		

CÓDIGO	DENOMINACIÓN	AÑO PRESUPUESTADO				
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(4)	(5)	(6)	(7)	(8)	(9)	(10)
4.05.20.00.00	**Incremento de otros activos financieros circulantes**					
4.05.20.01.00	Incremento de otros activos financieros circulantes					
4.05.21.00.00	**Incremento de otros activos financieros no circulantes**					
4.05.21.01.00	Incremento de activos en gestión judicial a mediano y largo plazo					
4.05.21.99.00	Incremento de otros activos financieros no circulantes					
4.05.99.00.00	**Otros activos financieros**					
4.05.99.01.00	Otros activos financieros					
4.07.00.00.00	**TRANSFERENCIAS Y DONACIONES**					
4.07.01.00.00	**Transferencias y donaciones corrientes internas**					
4.07.01.01.00	Transferencias corrientes internas al sector privado					
4.07.01.01.01	Pensiones del personal empleado, obrero y militar					
4.07.01.01.02	Jubilaciones del personal empleado, obrero y militar					
4.07.01.01.03	Becas escolares					
4.07.01.01.04	Becas universitarias en el país					
4.07.01.01.05	Becas de perfeccionamiento profesional en el país					
4.07.01.01.06	Becas para estudios en el extranjero					
4.07.01.01.07	Otras becas					
4.07.01.01.08	Previsión por accidentes de trabajo					
4.07.01.01.09	Aguinaldos al personal empleado, obrero y militar pensionado					
4.07.01.01.10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado					
4.07.01.01.11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado					
4.07.01.01.12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado					
4.07.01.01.13	Aguinaldos al personal empleado, obrero y militar jubilado					
4.07.01.01.14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado					
4.07.01.01.15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado					
4.07.01.01.16	Otras subvenciones socio - económicas del personal empleado, obrero y militar jubilado					
4.07.01.01.30	Incapacidad temporal sin hospitalización					
4.07.01.01.31	Incapacidad temporal con hospitalización					
4.07.01.01.32	Reposo por maternidad					
4.07.01.01.33	Indemnización por paro forzoso					
4.07.01.01.34	Otros tipos de incapacidad temporal					
4.07.01.01.35	Indemnización por comisión por pensiones					
4.07.01.01.36	Indemnización por comisión por cesantía					
4.07.01.01.37	Incapacidad parcial					
4.07.01.01.38	Invalidez					
4.07.01.01.39	Pensiones por vejez, viudez y orfandad					
4.07.01.01.40	Indemnización por cesantía					
4.07.01.01.41	Otras pensiones y demás prestaciones en dinero					
4.07.01.01.42	Incapacidad parcial por accidente común					
4.07.01.01.43	Incapacidad parcial por enfermedades profesionales					
4.07.01.01.44	Incapacidad parcial por accidente de trabajo					
4.07.01.01.45	Indemnización única por invalidez					

PRESUPUESTO DE GASTOS POR PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS
(1) ENTE:
PRESUPUESTO AÑO:
(EN BOLIVARES)

CATEGORIA	CÓDIGO (2)	DENOMINACIÓN (3)
PROYECTO:		
ACCION CENTRALIZADA:		

CÓDIGO	DENOMINACIÓN	AÑO PRESUPUESTADO				
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(4)	(5)	(6)	(7)	(8)	(9)	(10)
4.07.01.01.46	Indemnización única por vejez					
4.07.01.01.47	Sobrevivientes por enfermedad común					
4.07.01.01.48	Sobrevivientes por accidente común					
4.07.01.01.49	Sobrevivientes por enfermedades profesionales					
4.07.01.01.50	Sobrevivientes por accidentes de trabajo					
4.07.01.01.51	Indemnizaciones por conmutación de renta					
4.07.01.01.52	Indemnizaciones por conmutación de pensiones					
4.07.01.01.53	Indemnizaciones por comisión de renta					
4.07.01.01.54	Asignación por nupcias					
4.07.01.01.55	Asignación por funeraria					
4.07.01.01.56	Otras asignaciones					
4.07.01.01.70	Subsidios educacionales al sector privado					
4.07.01.01.71	Subsidios a universidades privadas					
4.07.01.01.72	Subsidios culturales al sector privado					
4.07.01.01.73	Subsidios a instituciones benéficas privadas					
4.07.01.01.74	Subsidios a centros de empleados					
4.07.01.01.75	Subsidios a organismos laborales y gremiales					
4.07.01.01.76	Subsidios a entidades religiosas					
4.07.01.01.77	Subsidios a entidades deportivas y recreativas de carácter privado					
4.07.01.01.78	Subsidios científicos al sector privado					
4.07.01.01.79	Subsidios a cooperativas					
4.07.01.01.80	Subsidios a empresas privadas					
4.07.01.01.99	Otras transferencias corrientes internas al sector privado					
4.07.01.02.00	Donaciones corrientes internas al sector privado					
4.07.01.02.01	Donaciones corrientes a personas					
4.07.01.02.02	Donaciones corrientes a instituciones sin fines de lucro					
4.07.01.03.00	Transferencias corrientes internas al sector público					
4.07.01.03.01	Transferencias corrientes a la República					
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales					
4.07.01.03.03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social					
4.07.01.03.04	Transferencias corrientes a instituciones de protección social					
4.07.01.03.05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social					
4.07.01.03.06	Transferencias corrientes a entes descentralizados con fines empresariales petroleros					
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros					
4.07.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios					
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios					
4.07.01.03.10	Transferencias corrientes al Poder Estadal					
4.07.01.03.11	Transferencias corrientes al Poder Municipal					
4.07.01.03.13	Subsidios otorgados por normas externas					
4.07.01.03.14	Incentivos otorgados por normas externas					
4.07.01.03.15	Subsidios otorgados por precios políticos					
4.07.01.03.16	Subsidios de costos sociales por normas externas					

PRESUPUESTO DE GASTOS POR PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS
(1) ENTE:
PRESUPUESTO AÑO:
(EN BOLIVARES)

CATEGORIA	CÓDIGO (2)	DENOMINACIÓN (3)
PROYECTO:		
ACCION CENTRALIZADA:		

CÓDIGO	DENOMINACIÓN	AÑO PRESUPUESTADO				
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(4)	(5)	(6)	(7)	(8)	(9)	(10)
4.07.01.03.99	Otras transferencias corrientes internas al sector público					
4.07.01.04.00	Donaciones corrientes internas al sector público					
4.07.01.04.01	Donaciones corrientes a la República					
4.07.01.04.02	Donaciones corrientes a entes descentralizados sin fines empresariales					
4.07.01.04.03	Donaciones corrientes a instituciones de protección social					
4.07.01.04.04	Donaciones corrientes a entes descentralizados con fines empresariales petroleros					
4.07.01.04.05	Donaciones corrientes a entes descentralizados con fines empresariales no petroleros					
4.07.01.04.06	Donaciones corrientes a entes descentralizados financieros bancarios					
4.07.01.04.07	Donaciones corrientes a entes descentralizados financieros no bancarios					
4.07.01.04.08	Donaciones corrientes al Poder Estadal					
4.07.01.04.09	Donaciones corrientes al Poder Municipal					
4.07.01.05.00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección					
4.07.01.05.02	Pensiones del personal de alto nivel y de dirección					
4.07.01.05.07	Aguinaldos del personal pensionado de alto nivel y de dirección					
4.07.01.05.12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección					
4.07.01.05.17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección					
4.07.01.05.99	Otras subvenciones del personal pensionado de alto nivel y de dirección					
4.07.01.06.00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección					
4.07.01.06.02	Jubilaciones del personal de alto nivel y de dirección					
4.07.01.06.07	Aguinaldos del personal jubilado de alto nivel y de dirección					
4.07.01.06.12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección					
4.07.01.06.17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección					
4.07.01.06.99	Otras subvenciones del personal jubilado de alto nivel y de dirección					
4.07.02.00.00	**Transferencias y donaciones corrientes al exterior**					
4.07.02.01.00	Transferencias corrientes al exterior					
4.07.02.01.01	Becas de capacitación e investigación en el exterior					
4.07.02.01.02	Transferencias corrientes a instituciones sin fines de lucro					
4.07.02.01.03	Transferencias corrientes a gobiernos extranjeros					
4.07.02.01.04	Transferencias corrientes a organismos internacionales					
4.07.02.02.00	Donaciones corrientes al exterior					
4.07.02.02.01	Donaciones corrientes a personas					
4.07.02.02.02	Donaciones corrientes a instituciones sin fines de lucro					
4.07.02.02.03	Donaciones corrientes a gobiernos extranjeros					
4.07.02.02.04	Donaciones corrientes a organismos internacionales					
4.07.03.00.00	**Transferencias y donaciones de capital internas**					
4.07.03.01.00	Transferencias de capital internas al sector privado					
4.07.03.01.01	Transferencias de capital a personas					
4.07.03.01.02	Transferencias de capital a instituciones sin fines de lucro					
4.07.03.01.03	Transferencias de capital a empresas privadas					
4.07.03.02.00	Donaciones de capital internas al sector privado					
4.07.03.02.01	Donaciones de capital a personas					
4.07.03.02.02	Donaciones de capital a instituciones sin fines de lucro					

PRESUPUESTO DE GASTOS POR PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS
(1) ENTE:
PRESUPUESTO AÑO:
(EN BOLIVARES)

CATEGORIA	CÓDIGO (2)	DENOMINACIÓN (3)
PROYECTO:		
ACCION CENTRALIZADA:		

CÓDIGO	DENOMINACIÓN	AÑO PRESUPUESTADO				
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(4)	(5)	(6)	(7)	(8)	(9)	(10)
4.07.03.03.00	Transferencias de capital internas al sector público					
4.07.03.03.01	Transferencias de capital a la República					
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales					
4.07.03.03.03	Transferencias de capital a instituciones de protección social					
4.07.03.03.04	Transferencias de capital a entes descentralizados con fines empresariales petroleros					
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros					
4.07.03.03.06	Transferencias de capital a entes descentralizados financieros bancarios					
4.07.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios					
4.07.03.03.08	Transferencias de capital al Poder Estadal					
4.07.03.03.09	Transferencias de capital al Poder Municipal					
4.07.03.03.99	Otras transferencias de capital internas al sector público					
4.07.03.04.00	Donaciones de capital internas al sector público					
4.07.03.04.01	Donaciones de capital a la República					
4.07.03.04.02	Donaciones de capital a entes descentralizados sin fines empresariales					
4.07.03.04.03	Donaciones de capital a instituciones de protección social					
4.07.03.04.04	Donaciones de capital a entes descentralizados con fines empresariales petroleros					
4.07.03.04.05	Donaciones de capital a entes descentralizados con fines empresariales no petroleros					
4.07.03.04.06	Donaciones de capital a entes descentralizados financieros bancarios					
4.07.03.04.07	Donaciones de capital a entes descentralizados financieros no bancarios					
4.07.03.04.08	Donaciones de capital al Poder Estadal					
4.07.03.04.09	Donaciones de capital al Poder Municipal					
4.07.04.00.00	**Transferencias y donaciones de capital al exterior**					
4.07.04.01.00	Transferencias de capital al exterior					
4.07.04.01.01	Transferencias de capital a personas					
4.07.04.01.02	Transferencias de capital a instituciones sin fines de lucro					
4.07.04.01.03	Transferencias de capital a gobiernos extranjeros					
4.07.04.01.04	Transferencias de capital a organismos internacionales					
4.07.04.02.00	Donaciones de capital al exterior					
4.07.04.02.01	Donaciones de capital a personas					
4.07.04.02.02	Donaciones de capital a instituciones sin fines de lucro					
4.07.04.02.03	Donaciones de capital a gobiernos extranjeros					
4.07.04.02.04	Donaciones de capital a organismos internacionales					
4.07.12.00.00	**Transferencias y donaciones a Consejos Comunales**					
4.07.12.01.00	Transferencias y donaciones corrientes a Consejos Comunales					
4.07.12.01.01	Transferencias corrientes a Consejos Comunales					
4.07.12.01.02	Donaciones corrientes a Consejos Comunales					
4.07.12.02.00	Transferencias y donaciones de capital a Consejos Comunales					
4.07.12.02.01	Transferencias de capital a Consejos Comunales					
4.07.12.02.02	Donaciones de capital a Consejos Comunales					
4.08.00.00.00	**OTROS GASTOS**					
4.08.01.00.00	**Depreciación y amortización**					
4.08.01.01.00	Depreciación					

PRESUPUESTO DE GASTOS POR PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS

(1) ENTE:

PRESUPUESTO AÑO:

(EN BOLIVARES)

CATEGORIA	CÓDIGO (2)	DENOMINACIÓN (3)
PROYECTO:		
ACCION CENTRALIZADA:		

CÓDIGO	DENOMINACIÓN	AÑO PRESUPUESTADO				
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(4)	(5)	(6)	(7)	(8)	(9)	(10)
4.08.01.01.01	Depreciación de edificios e instalaciones					
4.08.01.01.02	Depreciación de maquinaria y demás equipos de construcción, campo, industria y taller					
4.08.01.01.03	Depreciación de equipos de transporte, tracción y elevación					
4.08.01.01.04	Depreciación de equipos de comunicaciones y de señalamiento					
4.08.01.01.05	Depreciación de equipos médico - quirúrgicos, dentales y de veterinaria					
4.08.01.01.06	Depreciación de equipos científicos, religiosos, de enseñanza y recreación					
4.08.01.01.08	Depreciación de máquinas, muebles y demás equipos de oficina y alojamiento					
4.08.01.01.09	Depreciación de semovientes					
4.08.01.01.99	Depreciación de otros bienes de uso					
4.08.01.02.00	Amortización					
4.08.01.02.01	Amortización de marcas de fábrica y patentes de invención					
4.08.01.02.02	Amortización de derechos de autor					
4.08.01.02.03	Amortización de gastos de organización					
4.08.01.02.04	Amortización de paquetes y programas de computación					
4.08.01.02.05	Amortización de estudios y proyectos					
4.08.01.02.99	Amortización de otros activos intangibles					
4.08.02.00.00	**Intereses por operaciones financieras**					
4.08.02.03.00	Intereses por otros financiamientos					
4.08.05.00.00	**Obligaciones en el ejercicio vigente**					
4.08.05.01.00	Devoluciones de cobros indebidos					
4.08.05.02.00	Devoluciones y reintegros diversos					
4.08.05.03.00	Indemnizaciones diversas					
4.08.06.00.00	**Pérdidas ajenas a la operación**					
4.08.06.01.00	Pérdidas en inventarios					
4.08.06.02.00	Pérdidas en operaciones cambiarias					
4.08.06.03.00	Pérdidas en ventas de activos					
4.08.06.04.00	Pérdidas por cuentas incobrables					
4.08.06.05.00	Participación en pérdidas de otras empresas					
4.08.06.07.00	Impuestos directos					
4.08.06.08.00	Intereses de mora					
4.08.07.00.00	**Descuentos, bonificaciones y devoluciones**					
4.08.07.01.00	Descuentos sobre ventas					
4.08.07.02.00	Bonificaciones por ventas					
4.08.07.03.00	Devoluciones por ventas					
4.08.08.00.00	**Indemnizaciones y sanciones pecuniarias**					
4.08.08.01.00	Indemnizaciones por daños y perjuicios					
4.08.08.01.02	Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales					
4.08.08.02.00	Sanciones pecuniarias					
4.08.08.02.02	Sanciones pecuniarias impuestas a los entes descentralizados sin fines empresariales					
4.08.99.00.00	**Otros gastos**					
4.08.99.01.00	Otros gastos					
4.11.00.00.00	**DISMINUCION DE PASIVOS**					

PRESUPUESTO DE GASTOS POR PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS
(1) ENTE:
PRESUPUESTO AÑO:
(EN BOLIVARES)

CATEGORIA	CÓDIGO (2)	DENOMINACIÓN (3)
PROYECTO:		
ACCION CENTRALIZADA:		

CÓDIGO	DENOMINACIÓN	AÑO PRESUPUESTADO				
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(4)	(5)	(6)	(7)	(8)	(9)	(10)
4.11.01.00.00	**Disminución de gastos de personal por pagar**					
4.11.01.01.00	Disminución de sueldos, salarios y otras remuneraciones por pagar					
4.11.02.00.00	**Disminución de aportes patronales y retenciones laborales por pagar**					
4.11.02.01.00	Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)					
4.11.02.02.00	Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)					
4.11.02.03.00	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Jubilaciones					
4.11.02.04.00	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Seguro de Paro Forzoso					
4.11.02.05.00	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Habitacional					
4.11.02.06.00	Disminución de aportes patronales y retenciones laborales por pagar al seguro de vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios					
4.11.02.07.00	Disminución de aportes patronales y retenciones laborales por pagar a cajas de ahorro					
4.11.02.08.00	Disminución de aportes patronales por pagar a organismos de seguridad social					
4.11.02.09.00	Disminución de retenciones laborales por pagar al Instituto Nacional de Capacitación y Educación Socialista (Inces)					
4.11.02.10.00	Disminución de retenciones laborales por pagar por pensión alimenticia					
4.11.02.98.00	Disminución de otros aportes legales por pagar					
4.11.02.99.00	Disminución de otras retenciones laborales por pagar					
4.11.03.00.00	**Disminución de cuentas y efectos por pagar a proveedores**					
4.11.03.01.00	Disminución de cuentas por pagar a proveedores a corto plazo					
4.11.03.02.00	Disminución de efectos por pagar a proveedores a corto plazo					
4.11.03.03.00	Disminución de cuentas por pagar a proveedores a mediano y largo plazo					
4.11.03.04.00	Disminución de efectos por pagar a proveedores a mediano y largo plazo					
4.11.04.00.00	**Disminución de cuentas y efectos por pagar a contratistas**					
4.11.04.01.00	Disminución de cuentas por pagar a contratistas a corto plazo					
4.11.04.02.00	Disminución de efectos por pagar a contratistas a corto plazo					
4.11.04.03.00	Disminución de cuentas por pagar a contratistas a mediano largo y plazo					
4.11.04.04.00	Disminución de efectos por pagar a contratistas a mediano y plazo					
4.11.05.00.00	**Disminución de intereses por pagar**					
4.11.05.01.00	Disminución de intereses internos por pagar					
4.11.06.00.00	**Disminución de otras cuentas y efectos por pagar a corto plazo**					
4.11.06.01.00	Disminución de obligaciones de ejercicios anteriores					
4.11.06.02.00	Disminución de otras cuentas por pagar a corto plazo					
4.11.06.03.00	Disminución de otros efectos por pagar a corto plazo					
4.11.07.00.00	**Disminución de pasivos diferidos**					
4.11.07.01.00	Disminución de pasivos diferidos a corto plazo					
4.11.07.01.01	Disminución de rentas diferidas por recaudar a corto plazo					
4.11.08.00.00	**Disminución de provisiones y reservas técnicas**					
4.11.08.01.00	Disminución de provisiones					
4.11.08.01.01	Disminución de provisiones para cuentas incobrables					
4.11.08.01.02	Disminución de provisiones para despidos					
4.11.08.01.03	Disminución de provisiones para pérdidas en el inventario					
4.11.08.01.04	Disminución de provisiones para beneficios sociales					
4.11.08.01.99	Disminución de otras provisiones					

PRESUPUESTO DE GASTOS POR PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS

(1) ENTE:

PRESUPUESTO AÑO:

(EN BOLIVARES)

CATEGORIA	CÓDIGO (2)	DENOMINACIÓN (3)
PROYECTO:		
ACCION CENTRALIZADA:		

CÓDIGO	DENOMINACIÓN	AÑO PRESUPUESTADO				
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(4)	(5)	(6)	(7)	(8)	(9)	(10)
4.11.09.00.00	**Disminución de fondos de terceros**					
4.11.09.01.00	Disminución de depósitos recibidos en garantía					
4.11.09.99.00	Disminución de otros fondos de terceros					
4.11.10.00.00	**Disminución de depósitos de instituciones financieras**					
4.11.10.01.00	Disminución de depósitos a la vista					
4.11.10.01.01	Disminución de depósitos de terceros a la vista de organismos del sector público					
4.11.10.02.00	Disminución de depósitos a plazo fijo					
4.11.10.02.01	Disminución de depósitos a plazo fijo de organismos del sector público					
4.11.98.00.00	**Disminución de otros pasivos a corto plazo**					
4.11.98.01.00	Disminución de otros pasivos a corto plazo					
4.11.99.00.00	**Disminución de otros pasivos a mediano y largo plazo**					
4.11.99.01.00	Disminución de otros pasivos a mediano y largo plazo					
4.12.00.00.00	DISMINUCIÓN DEL PATRIMONIO					
4.12.01.00.00	**Disminución del capital**					
4.12.01.01.00	Disminución del capital fiscal e institucional					
4.12.03.00.00	**Ajuste por inflación**					
4.12.03.01.00	Ajuste por inflación					
4.12.04.00.00	**Disminución de resultados**					
4.12.04.01.00	Disminución de resultados acumulados					
4.12.04.02.00	Disminución de resultados del ejercicio					
	(11) TOTAL					

NOTA: LOS CÓDIGOS Y DENOMINACIONES DE LAS PARTIDAS DE GASTOS , ESTAN SUJETOS A LAS ACTUALIZACIONES DEL CLASIFICADOR PRESUPUESTARIO DICTADO POR LA ONAPRE.

FORMA: 1939

CAPÍTULO III

ANEXOS

1. ANEXO 1: Procedimiento de Solicitud de Creación de la Acción Centralizada “Otras”

2. ANEXO 2: Procedimiento de Solicitud de inclusión de Unidad de Medida en el Sistemas Nueva Etapa y en el Sistema de Presupuesto, para Proyectos y Acciones Específicas

ANEXO 1: Procedimiento de Solicitud de Creación de la Acción Centralizada "Otras"

Objetivo:

Apoyar las acciones específicas de los Proyectos u otras actividades que no estén previamente tipificadas en las demás Acciones Centralizadas.

Formulario a utilizar:

Solicitud de Creación de la Acción Centralizada "Otras"

Norma:

Los Órganos que hayan creado Acciones Centralizadas en el marco de la categoría "Otras" y requieran nuevamente su utilización en el ejercicio presupuestario que se formula, deberán notificar a la unidad o Dirección de la ONAPRE responsable de la gestión del presupuesto del Órgano.

Descripción del procedimiento:

Si durante el proceso de formulación presupuestaria el Órgano estima pertinente la creación de una Acción Centralizada, en el marco de la categoría "Otras", deberá ceñirse al siguiente procedimiento:

RESPONSABLE	PASOS	ACCIÓN
Órgano	1	Solicita a la Oficina Nacional de Presupuesto (ONAPRE) autorización a través de un oficio firmado por la máxima autoridad del Órgano. Dicho oficio debe estar acompañado de un informe, contentivo de los motivos que justifican la creación de la Acción Centralizada "Otras". Asimismo, le anexa el formulario **"Solicitud de Creación de la Acción Centralizada Otras"**.

RESPONSABLE	PASOS	ACCIÓN
Oficina Nacional de Presupuesto (ONAPRE)	2	Recibe y analiza la documentación anterior: - Oficio - Informe - Formulario **"Solicitud de Creación de la Acción Centralizada Otras"**
	3	De aprobarse el uso de la creación de la Acción Centralizada solicitada, el responsable de la gestión del Presupuesto del Órgano en la ONAPRE, le informará oportunamente al Órgano la decisión al respecto e internamente a la Dirección de Informática para que aperture en el Sistema SISPRE la Acción Centralizada "Otra" que fue aprobada.
	4	De no aprobarse la creación de la Acción Centralizada "Otra", el responsable de la gestión del Presupuesto del Órgano en la ONAPRE, le informará oportunamente al Órgano la decisión adoptada.

Formulario: Solicitud de Creación de la Acción Centralizada "Otras"

A. Objetivo

Disponer de toda la información y datos básicos necesarios para el análisis y consideración de las solicitudes cursada por los Órganos en relación a la Acción Centralizada "Otras" , en caso de ser requerida durante el proceso de formulación presupuestaria, habida cuenta que la creación de esta categoría presupuestaria estará sujeta a la autorización de la Oficina Nacional de Presupuesto.

B. Instrucciones

CAMPO	DESCRIPCIÓN
1	Indique el código presupuestario y la denominación del Órgano solicitante de la Acción Centralizada, dentro de la categoría presupuestaria "Otras".
2	Señale el código y la denominación de la Acción Centralizada solicitada.
3	Señale el número de oficio con el cual se realizo la solicitud de creación de la Acción Centralizada "Otras" y su respectiva fecha de emisión.
4 y 5	Indique el ejecutor y el responsable de la Acción Centralizada solicitada.
6	Indique el año del ejercicio presupuestario en el que tendrá vigencia la Acción Centralizada solicitada.
7	Señale el monto en bolívares que se estima asignar para la Acción Centralizada solicitada.
8	Indique la denominación de la fuente de financiamiento mediante el cual se estima cubrir en el presupuesto la Acción Centralizada solicitada.
9	Haga una descripción del objetivo o propósito de la Acción Centralizada solicitada.

CAMPO	DESCRIPCIÓN
10	Identifique cada una de Acciones Específicas necesarias para alcanzar los propósitos de la Acción Centralizada por crear y especifique: Código, Denominación, Ejecutor y la Unidad Ejecutora local.
11	Registre las firmas de los responsables de la Acción Centralizada y de su Acción Específica respectiva, así como el de la máxima autoridad del órgano.
12	Registre las firmas de los Directores responsables que en la ONAPRE autorizan y aprueban la apertura de la Acción Centralizada para el órgano que en cuestión hace la solicitud.

SOLICITUD DE CREACIÓN DE LA ACCIÓN CENTRALIZADA "OTRAS"

1.- Código Presupuestario-Denominación del Órgano Solicitante:		
2.- Código y Denominación de la Acción Centralizada :(El código es atributo de la Onapre)		3.- Oficio de Solicitud:
4.- Ejecutor:	5.- Responsable:	6.- Período de Formulación Presupuestaria:
7.- Monto Asignado en el Presupuesto (En Bolívares):		8.- Fuente de Financiamiento:
9.- Descripción del Objetivo de la Acción Centralizada Solicitada:		

10.- Acción(es) Específica(s)			
Código:(Atributo de la Onapre)	Denominación:	Ejecutor:	Unidad(es) Ejecutora(s) Local(es):
Código:(Atributo de la Onapre)	Denominación:	Ejecutor:	Unidad(es) Ejecutora(s) Local(es):
Código:(Atributo de la Onapre)	Denominación:	Ejecutor:	Unidad(es) Ejecutora(s) Local(es):

11.- Firmas Responsables del Órgano			12.- Firmas Responsables Oficina Nacional de Presupuesto	
Responsable(s) de la(s) Acción(es) Específica(s)	Responsable de la Acción Centralizada	Máxima Autoridad	Director	Director General

ANEXO 2: Procedimiento: Solicitud de inclusión de Unidad de Medida en el Sistema Nueva Etapa y en el Sistema de Presupuesto, para Proyectos ó Acciones Específicas

Objetivo:

Mejorar la medición de lo bienes o servicios asociadas a las acciones específicas de los proyectos o del resultado final que se espera alcanzar una vez que éste se haya concluído.

Formulario a utilizar:

- Solicitud de inclusión de Unidad de Medida para proyectos en el Sistemas Nueva Etapa y en el Sistema de Presupuesto
- Solicitud de inclusión de Unidad de Medida para Acciones Específicas en el Sistemas Nueva Etapa y en el Sistema de Presupuesto.

Normas

- Las solicitudes de inclusión de nuevas unidades de medida en los sistemas "Nueva Etapa" y "Sistema de Presupuesto", deberán ser presentadas por los Órganos y los entes a través de éste, a la Coordinación del POAN, del Ministerio del Poder Popular de Planificación y Finanzas, a fin de mejorar el diseño de los proyectos y acciones específicas contenidos en el Pan Operativo Anual Nacional (POAN), el Plan Estratégico Institucional y la Ley de Presupuesto. (Ver Anexo N° 2 Procedimiento y Formulario "Solicitud de Inclusión de Nuevas Unidades de Medidas en el Sistema "Nueva Etapa" y en el "Sistema de Presupuesto", tanto para proyecto como para acciones específicas).
- La fecha tope para la recepción de las solicitudes de nuevas unidades de medida durante el proceso de formulación presupuestaria, será comunicada oportunamente por la Coordinación del POAN y Oficina Nacional de Presupuesto (ONAPRE), y durante la ejecución presupuestaria, sólo tendrán cabida las solicitudes que se refieran a proyectos nuevos, no incluidos en el

presupuesto original, y cuenten con la aprobación de las instancias correspondientes.

Descripción del procedimiento:

Si durante el proceso de formulación presupuestaria, el Órgano estima pertinente la inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" y en el "Sistema de Presupuesto"; tanto para proyectos como para las acciones específicas, deberá ceñirse al siguiente procedimiento:

RESPONSABLE	PASOS	ACCIÓN
Órgano	1	Solicita autorización a la Coordinación del POAN del Ministerio del Poder Popular de Planificación y Finanzas para la inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" para Proyectos ó Acciones Específicas, a través de un oficio firmado por la máxima autoridad del órgano, contentivo de los motivos que justifican la solicitud, adjuntar al mismo el Formulario "Solicitud de inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" y en el "Sistema de Presupuesto", bien sea para Proyectos ó Acciones Específicas.
Coordinación del POAN del Ministerio del Poder Popular de Planificación y Finanzas	2	Recibe y analiza la documentación anterior: – Oficio – Formularios "Inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" y en el "Sistema de Presupuesto", para Proyectos ó Acciones Específicas – Envía dichos recaudos a la ONAPRE con su opinión al respecto.

RESPONSABLE	PASOS	ACCION
Oficina Nacional de Presupuesto (ONAPRE)	3	Recibe y analiza Oficio y Formularios "Inclusión de Nuevas Unidades de Medidas en el Sistemas Nueva Etapa y en el Sistema de Presupuesto, para Proyectos ó Acciones Específicas".
Oficina Nacional de Presupuesto (ONAPRE)	4	Informa a la Coordinación del POAN los resultados del análisis efectuado a la solicitud.
Coordinación del POAN del Ministerio del Poder Popular de Planificación y Finanzas	5	Informa al Órgano correspondiente, los resultados del análisis efectuado tanto por la Coordinación del POAN como por parte de la ONAPRE.
Coordinación del POAN del Ministerio del Poder Popular de Planificación y ONAPRE	6	Proceden a incorporar las nuevas unidades de medidas aprobadas en el Sistemas Nueva Etapa y en el Sistema de Presupuesto.

FORMULARIO: "SOLICITUD DE INCLUSIÓN DE UNIDAD DE MEDIDA PARA PROYECTOS EN EL SISTEMA NUEVA ETAPA (SNE) Y EN EL SISTEMA PRESUPUESTO"

Instrucciones para el registro de la Información:

CAMPOS	DESCRIPCIÓN
1	Indique el nombre del órgano/ente.
2	Indique la fecha de la solicitud.
3	Si el proyecto es nuevo marque con una "X".
4	Indique el código del Proyecto tal como aparece en el Sistema Nueva Etapa (SNE).
5	Indique el nombre del Proyecto tal como aparece en el Sistema Nueva Etapa (SNE).
6	Indique el nombre de la Acción Específica del Proyecto.
7	Indique el nombre de la Unidad de Medida (UM) solicitada.
8	Indique el nombre de la Unidad de Medida (UM) solicitada.
9	Describa la justificación de la Unidad de Medida (UM) solicitada.

SOLICITUD DE INCLUSIÓN DE UNIDAD DE MEDIDA PARA ACCIONES ESPECÍFICAS EN EL SISTEMA NUEVA ETAPA (SNE) Y EL SISTEMA DE PRESUPUESTO (SISPRE)

NOMBRE DEL ÓRGANO /ENTE (1):

FECHA DE SOLICITUD (2):

CÓDIGO DEL PROYECTO (3):

NOMBRE DEL PROYECTO (4):

Código de la Acción Específica en SNE (5)	Nombre de la Acción Específica (AE) (6)	Nombre del bien o servicio de la AE (7)	Nombre de Unidad de Medida (UM) Solicitada (8)	Justificación de la solicitud de UM (9)

SNE: Sistema Nueva Etapa
AE: Acción Específica
UM: Unidad de Medida

Filename: INSTRUCTIVO Nº 04.pdf

INSTRUCTIVO N° 4

FORMULACIÓN DEL PRESUPUESTO DE LOS ENTES DESCENTRALIZADOS FUNCIONALMENTE, SIN FINES EMPRESARIALES, FINANCIEROS Y NO FINANCIEROS

2013

APROBACIÓN.

El Jefe de la Oficina Nacional de Presupuesto (Onapre), en punto de cuenta N° DGPPE – DPO – 016 – 2012, de fecha 16 de julio de 2012, aprobó la información contenida en el **Instructivo N° 04: Formulación del Presupuesto de los Entes Descentralizados Funcionalmente, Sin Fines Empresariales, Financieros y No Financieros**; el cual contiene las normas e instrucciones para el llenado de los formularios necesarios para la elaboración del presupuesto de los mencionados entes.

En consecuencia, a partir de la presente fecha entra en vigencia este manual, quedando bajo la responsabilidad de la Dirección General de Planificación, Programación y Evaluación, la coordinación de las revisiones anuales necesarias, para mantener actualizada la información descrita en el presente documento.

Caracas, a los 16 días del mes de julio de 2012.

Gustavo José Hernández Jiménez
Jefe de la Oficina Nacional de Presupuesto (E)

ÍNDICE DE CONTENIDO

ÍNDICE DE CONTENIDO

ÍNDICE DE CONTENIDO

PRESENTACIÓN

La Oficina Nacional de Presupuesto (Onapre), como ente rector del sistema presupuestario público en Venezuela, cumpliendo con lo establecido en la Ley Orgánica de la Administración Financiera del Sector Público (LOAFSP) en su artículo 21, numeral 7°, ha elaborado este documento, el cual contiene las instrucciones, normas y orientaciones que utilizarán los Entes Descentralizados Funcionalmente, Sin Fines Empresariales, Financieros y No Financieros para la formulación de sus respectivos presupuestos, de acuerdo a la técnica de elaboración del presupuesto por Proyectos y Acciones Centralizadas.

Este Instructivo contiene los elementos fundamentales: conceptos, formatos e instrucciones básicas que permiten describir la operatividad del proceso de Formulación Presupuestaria, el cual se ha estructurado de la siguiente forma:

Parte 1: Destinado a los aspectos fundamentales del manual tales como: objetivo, alcance, marco legal; así como las directrices generales, aspectos conceptuales, glosario de términos y normas que facilitan a los entes bajo referencia la elaboración de sus presupuestos.

Parte 2: Se expone el conjunto de formas que deben presentar los Entes Descentralizados Funcionalmente sin Fines Empresariales, Financieros y No Financieros. Asimismo, se divide en dos (02) secciones a saber:

La Primera Sección, agrupa una serie de formularios que son de aplicación común para los Entes Descentralizados sin Fines Empresariales.

La Segunda Sección, abarca un conjunto de formularios aplicables a los Entes Financieros.

Parte 3: Contiene los anexos señalados en el documento.

En este contexto, los funcionarios de la Oficina Nacional de Presupuesto (Onapre), prestarán a los entes la asistencia técnica debida y aclararán cualquier duda relacionada con la interpretación de las normas y formularios que se incluyen en el presente documento.

PARTE 1: Aspectos Generales de la Formulación del Proyecto de Ley de Presupuesto

1.1- Objetivo y Alcance.

1.2.- Marco Legal.

1.3.- Directrices Generales.

1.4.- Normas para la Formulación del Presupuesto.

1.5.- Aspectos Conceptuales

1.6.- Glosario.

1.1.- Objetivo y Alcance

Objetivo

El presente manual tiene como objetivo establecer las normas e instrucciones que permitirán a los Entes Descentralizados Funcionalmente, sin Fines Empresariales, Financieros y No Financieros, formular su Proyecto de Presupuesto bajo un enfoque metodológico uniforme.

Alcance

Este manual está dirigido a todos los funcionarios (as) involucrados (as) en las actividades asociadas al proceso de formulación del presupuesto de los Entes Descentralizados sin Fines Empresariales, Financieros y No Financieros.

1.2.- Marco Legal

Con el fin de dar a conocer el marco jurídico por el cual se rige la formulación del presupuesto de los Entes Descentralizados Sin Fines Empresariales, Financieros y No Financieros, se mencionan a continuación los artículos más esenciales del ordenamiento jurídico vigente.

ORDENAMIENTO JURÍDICO	ARTÍCULOS
Constitución de la República Bolivariana de Venezuela (CRBV) Gaceta Oficial Extraordinario N° 5.908 de fecha 19 de febrero de 2009	313 y 315
Ley Orgánica de la Administración Pública (LOAP). Gaceta Oficial N° 38.146 de fecha 25-03-2009 Gaceta Oficial Extraordinario N° 5.890 de fecha 31-07-2008	20 y 29
Ley Orgánica de la Administración Financiera del Sector Público. Gaceta Oficial N° 39.955 de fecha 29-06-2012	9, 14, 16, 18, 20, 21, 24, 33, 35 36, 38, 39, 40, 41 y 42.
Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario. Gaceta Oficial N° 5.781 Extraordinario de fecha 12-08-2005. Decreto N° 3776 de fecha 18-07-2005	2, 3, 4, 5, 6, 7, 8 (Numeral: 2, 8 y 9), 9, 22, 24, 27, 33, 34 y 35.
Ley Orgánica de Planificación Pública y Popular. Gaceta Oficial N° 6.011 de fecha 21-12-2010	44, 45, 52, 53 y 54
Decreto con Rango, Valor y Fuerza de Ley de Reforma Parcial de la Ley Orgánica de Creación de la Comisión Central de Planificación, publicado en la Gaceta Oficial N° 39.604 del 28 de enero de 2011. Decreto N° 8006 de fecha 18-01-2011	4, 5, 6, 10, 11, 12

1.3.- Directrices Generales

El órgano de adscripción deberá suministrarle a sus entes descentralizados sin fines empresariales financieros y no financieros, conjuntamente con el oficio de asignación de recursos para el año objeto de la formulación, las Directrices de Planificación, relacionadas con el ámbito de acción sectorial, objeto de su competencia; así como los lineamientos de Política Presupuestaria emanados por la Onapre, para su consideración en la fase de Formulación del Presupuesto.

El Presupuesto deberá responder a los criterios de disciplina, calidad, eficiencia, optimización, productividad y racionalización del gasto y estará estrechamente vinculado a los lineamientos de la Comisión Central de Planificación.

Gastos de Personal

Los entes procurarán que los gastos en materia de personal, sean semejantes a los que deben ser ejecutados en el año, incorporando los ajustes de sueldos y salarios acordados en el año precedente. La incorporación de personal por necesidades de servicios, deberá ser cubierta mediante la reasignación de recursos (traspaso) y a través de una utilización racional del recurso humano disponible.

El proyecto de presupuesto del órgano contendrá toda la información relativa a las Convenciones Colectivas y todo incremento en las escalas de sueldos y salarios deberá estar certificada por la Oficina Nacional de Presupuesto, en la cual conste que cuentan con recursos presupuestarios para su cumplimiento. (artículo 37 de las Disposiciones Generales)

Los entes deben tomar en consideración en el presente instructivo, las nuevas partidas que se crearon, según el Clasificador Presupuestario de Recursos y Egresos, para la imputación de remuneraciones y asignaciones, que correspondan a los altos funcionarios, altas funcionarias, personal de alto nivel y de dirección del Poder Público y de elección popular, con ocasión a la prestación de su servicio. **(Ley Orgánica de Emolumentos, Pensiones y Jubilaciones de los Altos Funcionarios y Altas Funcionarias del Poder Público).**

Impuesto al Valor Agregado (IVA)

Se debe prever en el documento presupuestario, las erogaciones que se originen de la aplicación de la Ley de Impuesto al Valor Agregado.

Asignaciones para Proyectos de Infraestructura

En materia de proyectos de infraestructura o construcción de obras, se debe garantizar la continuidad de aquellos que se encuentran en ejecución y el mantenimiento de los existentes.

Derechos de Importación y Servicios Aduaneros del Sector Público

En consideración a la decisión del Ejecutivo Nacional, las Instituciones del Sector Público deben pagar los derechos y servicios aduaneros que generen sus importaciones, todos los organismos deberán contemplar en sus proyectos de presupuesto los créditos presupuestarios que les permitan cumplir con esta obligación.

Limitaciones en los Gastos Públicos

De acuerdo a lo establecido en el artículo 49 de la Ley Orgánica de la Administración Financiera del Sector Público (LOAFSP), "No se podrán adquirir compromisos para los cuales no existan créditos presupuestarios, ni disponer de créditos para una finalidad distinta a la prevista. En este sentido, las unidades responsables de la elaboración del presupuesto; deberán garantizar que los gastos de la institución tengan el financiamiento presupuestario, a fin de evitar que se generen insuficiencias en la etapa de ejecución del presupuesto.

Gasto Suntuario

En materia de gasto suntuario, todos los órganos y entes de la Administración Pública Nacional deberán acatar lo establecido en el Decreto N° 6.649 publicado en la Gaceta Oficial N° 38.146 de fecha 25 de marzo de 2009.

Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007 – 2013

Las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación definen de manera explícita los objetivos, estrategias y políticas, en los cuales deberán enmarcarse los proyectos de los órganos y sus entes adscritos, durante el proceso de Formulación del Presupuesto.

1. Desarrollo de la Nueva Ética Socialista.

La Nueva Ética Socialista es la refundación ética y moral de la Nación, que hunde sus raíces en la fusión de los valores y principios de lo más avanzado de las corrientes humanistas del socialismo y de la herencia histórica del pensamiento de Simón Bolívar. La Nueva Ética Socialista es la superación de la ética del capital para crear la conciencia revolucionaria bajo una nueva moral colectiva, que sólo puede ser alcanzada mediante la dialéctica de la lucha por la transformación material de la sociedad y el desarrollo de la espiritualidad.

2. Construcción de la Suprema Felicidad Social.

La Suprema Felicidad Social es la visión de largo plazo que tiene como punto de partida la construcción de una estructura social incluyente, formando una nueva sociedad de incluidos, un nuevo modelo social, productivo, socialista, humanista, endógeno, donde todos vivamos en similares condiciones rumbo a lo que decía Simón Bolívar: la suprema felicidad social.

3. Profundización de la Democracia Protagónica Revolucionaria.

Es la expresión genuina y auténtica de la verdadera democracia. Es la soberanía popular que se hace tangible en el ejercicio de la voluntad popular, donde los ciudadanos personificarán y ejercerán siempre los mecanismos sustantivos del poder político, el cual está siempre orientado al bienestar de todos. Los cambios deben estar orientados a la construcción de una comunidad, dejando de lado el individualismo y el egoísmo, en ese sentido el poder debe ser ejercido bajo el sustento moral y colectivo obligando que las acciones de sus asociados estén guiadas por la justicia y por principios de igualdad.

4. Establecimiento de un Modelo Productivo Socialista.

Es el nuevo modelo productivo social orientado hacia la eliminación de la división social del trabajo y su estructura jerárquica actual, que permita la satisfacción de necesidades básicas y no la producción y acumulación de riquezas. El modelo productivo responderá primordialmente a las necesidades humanas y estará menos subordinado a la reproducción de capitales. El Estado conservará el control total de las actividades productivas que sean de valor estratégico para el desarrollo del país y el desarrollo multilateral de las necesidades y capacidades productivas del individuo social.

5. Construcción de una Nueva Geopolítica Nacional.

Es una nueva organización socio territorial del Estado la cual se inscribe en un horizonte temporal de mediano y largo plazos, requiriéndose esfuerzos sostenidos y coherentes de gestión pública, planificación estratégica y movilización de actores políticos y fuerzas sociales con una visión geoestratégica compartida, en función de logar un nuevo sistema económico productivo, diversificado e integrado, tanto funcionalmente como territorialmente, así como la inclusión social bajo regímenes de producción social, cooperativos, asociativos y solidarios donde la participación protagónica y corresponsable asigne las nuevas relaciones de producción, cuyos resultados sean acumulables y favorezcan la modificación de nuevos patrones de asentamiento.

6. Convertir a Venezuela en una Potencia Energética Mundial.

El acervo energético del país posibilita una estrategia que combina el uso soberano del recurso con la integración regional y mundial. El petróleo continuará siendo decisivo para la captación de recursos del exterior, la generación de inversiones productivas internas, la satisfacción de las propias necesidades de energía y la consolidación del Modelo Productivo Socialista.

7. Avanzar hacia la Nueva Etapa en la Geopolítica Internacional.

Es la estrategia de conducción multipolar de la política mundial, que se aplica mediante la diversificación de las relaciones políticas, económicas y culturales, para la creación de

nuevos bloques de poder atendiendo las particularidades, de acuerdo al establecimiento de áreas de interés geoestratégicas. Contribuir a la construcción de un mundo multipolar y el surgimiento de nuevos polos de poder que representen el quiebre del imperialismo norteamericano, en la búsqueda de la justicia social, la solidaridad y las garantías de paz bajo la profundización del diálogo fraterno entre los pueblos, el respeto de las libertades de pensamiento, religión y autodeterminación de los pueblos.

1.4.- Normas para la Formulación del Presupuesto

Se destacan a continuación los aspectos de carácter fundamental, que deberán tomar en cuenta los entes, en el momento de elaborar el Proyecto de Ley de Presupuesto:

a. Los Entes Descentralizados Sin Fines Empresariales, Financieros y No Financieros, se ajustarán a las formas y/o formularios incluidos en este instructivo, de manera que la información suministrada sea uniforme, completa, fehaciente y adecuada a los fines de su presentación y posterior remisión a la Asamblea Nacional.

b. Los proyectos a ser incorporados en los respectivos presupuestos deben estar registrados en la herramienta Nueva Etapa, que funge como Banco de Proyecto Nacional. Es importante efectuar los ajustes en el sistema Nueva etapa no solo en lo relativo a la asignación financiera de los proyectos sino también en la cantidad de bienes o servicios alcanzar (meta del proyecto) en el momento que es asignada por parte del Ministerio la transferencia de recursos al ente descentralizado, atendiendo a todo lo previsto en el marco legal relativo a la materia.

c. El proyecto de Presupuesto de Recursos deberá contener:

- El aporte correspondiente del Ejecutivo Nacional.
- Los recursos provenientes de las actividades propias del ente.
- Las transferencias de otros entes públicos y/o privados.
- Las fuentes de activos que se utilizarán en el ejercicio, incluyendo el apartado para depreciación y amortización.
- Los recursos provenientes de las Operaciones de Crédito Público (Desembolsos), siempre que, para la fecha de elaboración del Proyecto de Presupuesto, las mismas hayan cumplido con lo establecido en el Titulo III del Capitulo IV de la LOAFSP y en la Ley Especial de Endeudamiento.
- Cualquier otro ingreso procedente según los actos de creación.

d. En todo el proceso presupuestario se utilizará obligatoriamente el Clasificador Presupuestario de Recursos y Egresos; así como el Clasificador Económico de Recursos y Egresos, elaborados por la Oficina Nacional de Presupuesto.

e. El monto del presupuesto de gastos y aplicaciones financieras no podrá exceder al monto de ingresos y fuentes de financiamiento previsto, a fin de cumplir con el Principio de Equilibrio Presupuestario.

f. Los Proyectos de Presupuesto deberán ser presentados a los órganos de adscripción para que verifiquen si han sido elaborados según lo previsto en el numeral (a) de estas normas. El órgano de adscripción remitirá a la Onapre, los Proyectos de Presupuesto de sus entes adscritos o tutelados con su visto bueno, en el plazo que establezca esta Oficina.

g. La Onapre hará las observaciones cuando corresponda y las comunicará al órgano de adscripción y al ente responsable de la elaboración del Proyecto de Presupuesto, a fin de aplicar los ajustes pertinentes. Una vez elaborados los cambios, el documento presupuestario será enviado nuevamente a través del órgano de adscripción a esta Oficina.

1.5 Aspectos Conceptuales

Presupuesto por Proyecto y Acciones Centralizadas:

La técnica de elaboración de Presupuesto por Proyectos y Acciones Centralizadas, se puso en práctica en Venezuela en el año 2006, como un esfuerzo sistemático para mejorar la asignación y distribución de los recursos públicos a los organismos nacionales; mejorar la vinculación del plan y el presupuesto y los procesos de seguimiento y evaluación de la gestión pública. Comprende dos categorías presupuestarias de máximo e igual nivel jerárquico, a saber: Proyecto y Acción Centralizada.

A. Proyecto Presupuestario:

Es la expresión sistematizada de un conjunto delimitado de acciones y recursos que permiten, en un tiempo determinado, el logro de un resultado específico para el cual fue concebido el proyecto. Este resultado puede estar dirigido a satisfacer las necesidades y demandas de la población o mejorar los procesos y sistemas de trabajo de la institución o del sector público en su conjunto.

Es una categoría presupuestaria de mayor nivel en la asignación de los recursos financieros públicos.

– **Elementos que identifican a un Proyecto:**

- **Objetivo Específico del Proyecto:**

Definen el propósito que se persigue con el proyecto, como consecuencia de su ejecución (transformación o mejora de la situación inicial del problema)

- **Resultado del Proyecto:**

Es el producto, bien o servicio que se materializa con su ejecución.

• **Meta del Proyecto:**

Es la determinación cualitativa y cuantitativa del resultado (indicador) de lo que se espera obtener una vez finalizado el proyecto.

Cabe destacar que todo proyecto debe responder a un problema, necesidad o situación que se desea superar y a un diagnóstico o análisis de las causas que lo generan. Asimismo, debe tener sus indicadores de la situación actual del problema y de la situación objetivo que se pretende alcanzar. Además, se debe determinar las acciones específicas que permitan lograr las metas establecidas en el proyecto.

B. Acciones Centralizadas:

Comprenden todo uso de recursos reales y financieros que no es posible definir en términos de un Proyecto, por no poder asociarse directamente a un único Proyecto, pero son necesarios para garantizar el funcionamiento de las instituciones públicas, así como el cumplimiento de otros compromisos del estado.

Se constituye como una categoría presupuestaria al mismo nivel de los proyectos.

Tantos los proyectos como las acciones centralizadas se desagregan en categorías presupuestarias de menor nivel, denominadas Acciones Específicas.

C. Las Acciones Específicas en el Proyecto: Son aquellas operaciones concretas, suficientes, medibles y cuantificables anualmente, necesarias para lograr el resultado global esperado del Proyecto. A su vez, cada acción específica concreta un determinado producto (bien o servicio), asociado a la naturaleza de la acción específica

D. Metas de las Acciones Específicas del Proyecto:

Es la determinación cualitativa y cuantitativa del bien ó servicio que se entrega con la ejecución de la acción.

E. Las Acciones Específicas en la Acción Centralizada: Detallan las actividades que realiza la Institución en pro de su funcionamiento, así como el cumplimiento de otros compromisos del Estado.

Los créditos presupuestarios de las acciones específicas, suman a la categoría presupuestaria de mayor nivel a la cual están asociadas.

F. Tipos de Acciones Centralizadas:

1. **Acción Centralizada:** "Dirección y coordinación de los gastos de los trabajadores y trabajadoras"

Son aquellas acciones que permiten la administración de los recursos asignados a los gastos de los trabajadores y trabajadoras, de conformidad con el ordenamiento jurídico vigente y las convenciones colectivas de trabajo.

Acción Específica: "Asignación y control de los recursos para gastos de los trabajadores y trabajadoras".

Ejecución de los créditos presupuestarios para sufragar los gastos de los trabajadores y trabajadoras, de los órganos o entes de la administración pública.

Imputación Presupuestaria.

Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en las partidas 4.01 "Gastos de personal", 4.03 "Servicios no Personales" en lo correspondiente a las específicas: 403.10.07.00 "Servicios de capacitación y adiestramiento", 4.03.16.01.00 "Servicios de diversión, esparcimiento y culturales", 4.03.18.01.00 "Impuesto al valor agregado" y 4.03.19.01.00 Comisiones por servicios para cumplir con los beneficios sociales

2. **Acción Centralizada:** "Gestión administrativa".

Son aquellas acciones relacionadas con el funcionamiento institucional, excepto las que corresponden a la dirección y coordinación de los gastos de los trabajadores. Entre otras acciones, incluyen las transferencias a entes públicos no relacionadas con los proyectos, a instituciones y personas naturales privadas y a organismos internacionales, en cumplimiento de los acuerdos suscritos.

- **Acción Específica:** "Apoyo institucional a las acciones específicas de los proyectos del Organismo".

Ejecución de los créditos presupuestarios para sufragar los gastos de funcionamiento del ente, conformados entre otros; por la adquisición de bienes y servicios, apoyo jurídico, informático, organización y sistema, reclutamiento y selección de personal, registro y auditoria interna

Nota: No se deben incorporar gastos relativos a la construcción y conservaciones mayores de obras.

- **Acción Específica**: "Apoyo institucional al sector privado y al sector externo".

Aportes, donaciones y transferencias de recursos presupuestarios a personas jurídicas y naturales como asistencia económicas para sufragar sus gastos. Así como, las cumplir con las obligaciones con organismos internacionales.

- **Acción Específica:** "Apoyo institucional al sector público".

Aportes, donaciones y transferencias de recursos presupuestarios a los Entes Descentralizados de la administración pública, para sufragar sus gastos de funcionamiento no vinculados a los proyectos del ente receptor del aporte.

Imputación Presupuestaria.

Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General, en las partidas 4.02 "Materiales, Suministros y Mercancías", y 4.03 "Servicios no Personales", 4.04 "Activos Reales", 405 "Activos Financieros", 4.07 "Transferencias y Donaciones", relacionando a los Entes o Instituciones receptoras, 4.08 "Otros Gastos" 411 "Disminución de Pasivos" y 412 "Disminución de Patrimonio"

3. Acción Centralizada: "Previsión y protección social".

Son aquellas acciones que permiten la administración de los recursos asignados a los gastos de los pensionados, pensionadas, jubilados y jubiladas, de conformidad con el ordenamiento jurídico vigente y las convenciones colectivas de trabajo.

- **Acción Específica:** "Asignación y control de los recursos para gastos de los pensionados, pensionadas, jubilados y jubiladas".

Ejecución de los créditos presupuestarios para sufragar los gastos de los pensionados, pensionadas, jubilados y jubiladas, adscritos a los órganos ó entes de la Administración Pública.

Imputación Presupuestaria.

Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en las partidas 4.07. "Transferencias y Donaciones" y 4.03. "Servicios no Personales", por la especifica 4.03.18.01.00 "Impuesto al Valor Agregado" (IVA) a fin de atender el pago asociado al costo del Bono Alimentario.

4. Acciones Centralizadas "Otras"

Son todas aquellas acciones que responden al cumplimiento de la misión y atribuciones asignada en la Ley Orgánica de la Administración Pública Nacional y otras disposiciones legales, de manera que permitan apoyar las acciones específicas de los Proyectos u otras actividades que no estén previamente tipificados en las demás Acciones Centralizadas.

También podrán incluir las actividades o tareas relacionadas con la Defensa y Seguridad del Estado, cuyos gastos se contemplan en la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal.

-Acciones Específicas Las determinadas según el propósito de la Acción Centralizada.

Imputación Presupuestaria

Las que apliquen.

Responsable /Ejecutor

Dependencia Administrativa señalada en la estructura presupuestaria.

Actualmente se ha creado una nueva **Acción Centralizada** denominada "Protección y Atención integral a las familias y personas en los refugios en caso de emergencias o desastres" a la cual se le ha predeterminado el N° 0007

Su objetivo es la asignación y administración de los recursos para la protección integral a las familias y personas en caso de emergencias o desastres, de conformidad con la Ley Especial de Refugios Dignos para proteger a la población en caso de emergencias o desastres.

Al momento de crear una Acción Centralizada en la categoría "Otras" distinta a la anteriormente señalada, se le asignará un número distinto al N° 0007

- **Acción Específica:** "Asignación y control de los recursos para la atención de familias y personas en los refugios"

Proteger a la población en caso de emergencias o desastres, mediante las construcciones temporales, habilitación acondicionamiento, organización, atención integral y gestión de los refugios en todo el territorio nacional.

NOTA: Ver Anexo N° 1 "Procedimiento y formulario para la "Solicitud de Creación de la Acción Centralizada Otras"

G. TIPOS DE PROYECTOS

1. Proyectos Sociales

Son aquellos cuyos recursos presupuestarios están asignados al logro de un mayor bienestar de la población, expresados a través de la implementación, ampliación y mejoramiento de las redes de acceso a los servicios de salud, asistencia social, seguridad social, educación, cultura, deportes, comunicación, ciencia y tecnología, entre otros.

Se excluyen en esta categoría los proyectos cuyos recursos sean asignados en 100% a Gastos de Capital o Capitalizables, aún cuando los mismos sean destinados al ámbito social.

2. Proyectos Sociales por Gastos de Capital

Son aquellos cuyos recursos presupuestarios están asignados a la adquisición, construcción, reparaciones o mantenimientos mayores de infraestructuras y equipos, que poseen una vida útil superior a un año y cuyo uso esté enmarcado en la prestación de los servicios de salud, asistencia social, seguridad social, educación, cultura, deporte, comunicación, ciencia y tecnología, entre otros. Se incluyen los recursos asignados para la adquisición de tierras, terrenos y activos intangibles; así como los gastos corrientes capitalizables.

Solo se incluyen en esta categoría los proyectos cuyos recursos sean asignados en 100% a Gastos de Capital o Capitalizables, aún cuando los mismos sean destinados al ámbito social. Los Proyectos Sociales que tengan componentes que puedan ser considerados en ambas categorías, se asociarán a la tipología de "Proyectos Sociales".

3. Otros Proyectos por Gastos de Capital

Son aquellos cuyos recursos presupuestarios están asignados a la adquisición, construcción, reparaciones o mantenimientos mayores de infraestructuras y equipos, que poseen una vida superior a un año, coadyuvando al logro de los resultados y metas del correspondiente proyecto. Se incluyen las ampliaciones, modificaciones, mantenimiento, reparaciones que prolonguen la vida útil de los bienes. También se incluyen los recursos asignados para la adquisición de tierras, terrenos y activos intangibles.

Se excluyen los recursos asignados para los Proyectos Sociales y para Proyectos de Inversión Militar.

4. Proyectos de Inversión Militar

Son aquellos cuyos recursos presupuestarios asignados a la adquisición, construcción, reparaciones o mantenimientos mayores de infraestructuras y equipos, que poseen una vida útil superior a un año y su uso es exclusivo del ámbito militar. Se incluyen los recursos asignados para la adquisición de tierras, terrenos y activos intangibles cuyo uso sea exclusivamente militar.

Se contemplan como Inversiones militares las construcciones, conservaciones o ampliaciones mayores de los fuertes militares, entre otros, así como las compras de armamentos, y equipos mayores para los componentes de la Fuerza Armada Nacional.

5. Otros Proyectos

Son aquellos cuyos recursos presupuestarios asignados al logro de los resultados y metas del correspondiente proyecto, sean del ámbito productivo, dirección y coordinación superior del estado, entre otras.

Se excluyen en esta categoría los proyectos cuyos recursos sean asignados en 100% a Gastos de Capital o Capitalizables. Igualmente se excluyen, los recursos asignados para los Proyectos Sociales y para Proyectos de Inversión Militar.

1.6.- Glosario

Este glosario tiene por finalidad familiarizar al lector con los términos presupuestarios más usados en los instructivos de formulación presupuestaria. Consecuentemente, a los efectos de este instructivo, se entiende por:

Administración Pública: Conjunto de órganos y entes que conforman el sector público: La República, Los Estados, El Distrito Metropolitano, Los Distritos, Los Municipios, Los Institutos Autónomos, Las Sociedades Mercantiles donde la República tenga participación igual o mayor al 50%, Las Fundaciones y asociaciones civiles y demás instituciones constituidas con fondos públicos o dirigidas por personas con competencia otorgada por el sector público.

Ahorro: Excedente del ingreso corriente con respecto al gasto corriente. Vincula la Cuenta Corriente con la Cuenta de Capital. Al ahorro se le califica como neto o bruto, según haya sido o no, incluida previamente la depreciación en el cálculo del gasto corriente.

Amortización: Son las reducciones graduales de la deuda a través de pagos periódicos sobre el capital recibido en préstamo o recuperación de los fondos invertidos.

Balance General: Es un estado financiero en el que se presenta de manera sistematizada y a una fecha determinada, la situación financiera y patrimonial, indicando la totalidad de las cuentas que comprende los saldos de activos, pasivos y patrimonio.

Clasificador Internacional Industrial Uniforme (CIIU): Es una norma de referencia elaborada por las Naciones Unidas, con la finalidad de uniformizar criterios de clasificación de todas las actividades económicas a nivel mundial. Las actividades económicas se encuentran clasificadas en divisiones y éstas a su vez se ramifican en otras más detalladas.

Clasificador Presupuestario de Recursos y Egresos: Se constituye en un clasificador de las asignaciones presupuestarias de los distintos conceptos de ingresos, gastos y operaciones financieras , así como el ordenamiento de los datos estadísticos mediante los cuales se resumen, consolidan y organizan las estadísticas presupuestarias con el fin de

generar elementos de juicio para la planificación de las políticas económicas y presupuestarias, facilitar el análisis de los efectos económicos y sociales de las actividades del sector público y su impacto en la economía o en sectores particulares de la misma, y hacer posible la formulación y ejecución financiera del presupuesto.

Dentro de sus principales objetivos se encuentran: Identificar y registrar la totalidad de los flujos de origen y aplicación de los recursos financieros. Interrelacionar y presentar la información presupuestaria sobre bases homogéneas y confiables, facilitando la integración de los sistemas de administración financiera del Estado.

Cuenta Ahorro Inversión Financiamiento: Balance de cuentas que presenta la formación de capital (débitos) y los recursos utilizados para su financiamiento (créditos). En sentido amplio este concepto también se usa para designar la metodología que permite mostrar como se forma el ahorro y la inversión y su financiamiento.

Cuenta Corriente: Balance de cuentas que muestra en sus débitos los gastos corrientes y en sus créditos los ingresos corrientes. Su resultado indica el ahorro o desahorro.

Cuenta de Capital: Balance de cuentas que muestra en sus débitos, la formación de capital y en sus créditos, los recursos autogenerados para financiarlos y las transferencia recibidas con ese destino. Su resultado indica el déficit o superávit financieros.

Cuenta de Financiamiento: Balance de cuentas que relaciona los flujos de los activos financieros con los del pasivo financiero. En esta cuenta el superávit o déficit representa la diferencia entre los orígenes (disminución de activos financieros y/o incremento de pasivos) y las aplicaciones (incremento de activos financieros y/o disminución de pasivos).

Déficit: Se presenta cuando la suma de gastos corrientes más los gastos de capital es superior a la suma de ingresos corrientes más los recursos de capital

Depreciación: Es la disminución del valor de propiedad de un activo fijo, producido por el paso del tiempo, desgaste por uso, el desuso, insuficiencia técnica, obsolescencia u otros factores de carácter operativo, tecnológico, tributario, etc. La depreciación tiene

por objeto ir separando y acumulando fondos para restituir un determinado bien, que va perdiendo valor por el uso.

Desahorro: Surge cuando el gasto corriente supera al ingreso corriente de la entidad, nivel institucional, región o sector.

Entes Descentralizados Funcionalmente Sin Fines Empresariales:

Son aquellos que no realizan actividades de producción de bienes o servicios destinados a la venta y cuyos ingresos o recursos provengan fundamentalmente de esa actividad

Los Entes Descentralizados Funcionalmente Sin fines Empresariales estarán conformados por "los institutos autónomos, las personas jurídicas estatales de derecho público, las fundaciones, asociaciones civiles y demás instituciones constituidas con fondos públicos..." Art. 6 numeral 6, 7 y 10 de la LOAFSP.

Estados Financieros: Conjunto de estados contables que reflejan la situación económica y financiera de los entes públicos, tales como Balance General, Estado de Resultados, Flujo de Efectivo, Cuenta de Movimiento de Patrimonio, Cuenta Ahorro Inversión Financiamiento

Estado de Resultados: Es un estado financiero que refleja las cuentas de ingresos y gastos, así como el resultado obtenido (ahorro o desahorro) durante la gestión de un ejercicio económico financiero, como consecuencia de las distintas operaciones que realizan los entes públicos.

Gastos Corrientes: Comprenden: los gastos de consumo u operación, la renta de la propiedad y las transferencias otorgadas a los otros componentes del sistema económico para financiar gastos de esas características.

Gastos de Capital: Comprenden: los gastos directamente destinados a la inversión real o intangible no financiera y las transferencias de capital que se efectúen con ese propósito a los otros componentes del sistema económico.

Gastos de Consumo: Agrupa los rubros de gastos que tienen relación directa con las actividades que realiza la entidad para el cumplimiento de sus objetivos principales.

Gastos de Operación: Agrupa los rubros de costos y gastos que tienen relación directa con las actividades que realiza la entidad para el cumplimiento de sus objetivos principales. No incluye costos financieros, impuestos directos y subsidios.

Ingresos Corrientes: Son los que provienen de los ingresos propios no tributarios y las transferencias recibidas para financiar gastos corrientes, sean ordinarios o extraordinarios.

Ingresos Ordinarios: "Son aquellos ingresos que se producen de manera permanente durante el correspondiente ejercicio económico financiero"; Según Gaceta Oficial N° 39.893 de fecha 28 de marzo de 2012. Art. 7, numeral 5 de la LOAFSP

Ingresos Extraordinarios: "Son aquellos ingresos producidos de manera eventual, aunque su vigencia comprenda varios ejercicios económicos financieros"; Según Gaceta Oficial N° 39.893 de fecha 28 de marzo de 2012. Art. 7, numeral 6 de la LOAFSP

Ingresos de Capital: Recursos provenientes de la venta de activos fijos o intangibles, la disminución de existencias, el incremento de la depreciación acumulada y de otras previsiones y reservas. Así como las transferencias recibidas con el objeto de financiar gastos de capital o aplicaciones financieras. No incluye los recursos provenientes de la disminución de activos financieros y de incrementos de pasivos.

Instituciones Públicas Financieras: Entes Descentralizados en los que el Estado posee el cincuenta por ciento (50%) o más de participación accionaría o composición patrimonial, que desarrollan una actividad de intermediación financiera (captación de recursos, otorgamiento y recuperación de préstamos, financiamiento y programas especiales, etc), sean con carácter empresarial o no.

Objetivo: Es un enunciado cualitativo de carácter general que da idea del resultado que se estima alcanzar en un período determinado.

Objetivo Estratégico: Logros que el Ejecutivo (Nacional, Estadal o Municipal) se propone alcanzar en relación con el desarrollo del país, para atender en un tiempo determinado los problemas o demandas de la sociedad.

Plan: Documento de planificación pública que establece en forma sistemática y coherente las políticas, objetivos, estrategias y metas deseadas, en función de la visión estratégica, incorporando los proyectos, acciones y recursos que se aplicarán para alcanzar los fines establecidos. Ley Orgánica de Planificación Pública y Popular. Gaceta Oficial N° 6.011 Extraordinario, de fecha 21/12/2010.

Planificación: Proceso de formulación de planes y proyectos con vista a su ejecución racional y sistemática, en el marco de un sistema orgánico nacional, que permita la coordinación, cooperación, seguimiento y evaluación de las acciones planificadas, de conformidad con el proyecto nacional plasmado en la Constitución de la República y en el Plan de Desarrollo Económico y Social de la Nación.

Planes Estratégicos: Son aquellos formulados por los órganos y entes del Poder Público y las instancias del Poder Popular, en atención a los objetivos y metas sectoriales e institucionales que le correspondan de conformidad con el Plan de Desarrollo Económico y Social de la Nación.

Plan Estratégico Institucional: Es el instrumento a través del cual cada órgano y ente del Poder Público establece los proyectos, objetivos, metas, acciones y recursos dirigidos a darle concreción a los lineamientos plasmados en el Plan de Desarrollo Económico y Social de la Nación, según las orientaciones y señalamientos de la máxima autoridad jerárquica de la Administración Pública Nacional, Estadal o Municipal, o de los Poderes Legislativos, Judicial, Electoral o Ciudadano al cual corresponda, actuando de conformidad con la Ley.

Plan de Desarrollo Económico y Social de la Nación: Es el instrumento de planificación, mediante el cual se establecen las políticas, objetivos, medidas, metas y acciones dirigidas a darle concreción al proyecto nacional plasmado en la Constitución de la República, a través de la intervención planificada y coordinada de los órganos y entes del Poder Público e instancias del Poder Popular, actuando de conformidad con la misión institucional y competencias correspondientes.

Plan Operativo: Son aquellos formulados por los órganos y entes del Poder Público y las instancias de participación popular, sujetos a la Ley Orgánica Planificación Pública y

Popular, con la finalidad de concretar los proyectos, recursos, objetivos y metas trazados en los planes estratégicos. Dichos planes tendrán vigencia durante el ejercicio fiscal, para el cual fueron formulados.

Plan Operativo Anual Nacional: Es aquel que integra los objetivos, metas, proyectos y acciones anuales formuladas por cada órgano y ente de la Administración Pública Nacional, a los fines de la concreción de los resultados y metas previstas en el Plan de Desarrollo Económico y Social de la Nación. El Plan Operativo Anual Nacional sirve de base y justificación para la obtención de los recursos a ser asignados a la Administración Pública Nacional en la Ley de Presupuesto del ejercicio fiscal al cual correspondan, de conformidad con las orientaciones financieras y de disciplina fiscal establecidas por el Ejecutivo Nacional y las disposiciones de la ley que rige sobre la Administración Financiera del Sector Público.

Presupuesto de Caja: Estado financiero que refleja los saldos inicial y final de caja; así como los movimientos de ingresos y egresos en efectivo del ente que se producen durante un período determinado.

Política Presupuestaria: Se refiere a aquellos aspectos económicos que trascienden la esfera interna del órgano como la satisfacción de las necesidades básicas de la sociedad; en virtud que la existencia de un Órgano se fundamenta en la contribución que hace al logro de los objetivos de la colectividad. Como por ejemplo: La Política de Precios y Abastecimiento, la Política Educativa, entre otras.

Recursos: Totalidad de los medios que se dispone para financiar el presupuesto de una entidad, nivel institucional, región o sector. Están constituidos por la suma de ingresos corrientes, recursos de capital y fuentes financieras.

Sistema Integrado de Gestión y Control de las Finanzas Públicas (SIGECOF): Herramienta informática que permite el registro único e integrado, así como el procesamiento de la información que se deriva de las transacciones económicas y financieras realizadas por los órganos de la República y sus entes descentralizados funcionalmente.

Sistema Presupuestario (Sispre): Es una herramienta informática que permite la captura, registro y consolidación de la información; relacionada con la formulación presupuestaria del gasto del Proyecto y Ley de Presupuesto de los órganos, entes de la Administración Pública Nacional y Entidades Federales; así como las modificaciones presupuestarias y el Presupuesto de Recursos.

Superávit Financiero: Se presenta cuando los ingresos corrientes más los recursos de capital son superiores a los gastos corrientes más los gastos de capital. También indica el resultado de la cuenta de capital cuando los créditos son mayores a los débitos.

Unidad Ejecutora Local: Unidad administrativa responsable en forma total o parcial de la gestión de las acciones específicas contenidas en los proyectos y acciones centralizadas. Por tanto, es una unidad administrativa responsable de combinar insumos en función de productos.

Unidad de Medida: Es la dimensión en la que se expresan las unidades del producto (bien o servicio) asociada a las acciones específicas de un proyecto, o los resultados (impactos) del proyecto, sobre el problema o necesidad que intenta resolver o satisfacer.

Último Año Estimado: Comprende el presupuesto ejecutado a la fecha en que se registra el dato y la estimación del período restante.

PARTE 2: Descripción de Instructivos y Formulario para el Registro de la Información.

A.- FORMULARIOS DE USO GENERAL PARA LOS ENTES SIN FINES EMPRESARIALES, DE CARÁCTER FINANCIEROS Y NO FINANCIEROS:

FORMULARIO 0401: Identificación del Ente.

FORMULARIO 0402: Política Presupuestaria y Financiera.

FORMULARIO 0403: Recursos Humanos Clasificados por Género.

FORMULARIO 0404: Clasificación del Personal por Escala de Sueldos.

FORMULARIO 0405: Clasificación del Personal por Escala de Salarios.

FORMULARIO 0406: Personal Jubilado y Pensionado.

FORMULARIO 0407: Escala del Personal Jubilado.

FORMULARIO 0408: Escala del Personal Pensionado.

FORMULARIO 0409: Resumen del Contrato Colectivo.

FORMULARIO 0410: Consolidado de Proyectos y Acciones Centralizadas por Fuentes de Financiamiento.

FORMULARIO 0411: Consolidado de Proyectos y Acciones Centralizadas por Partidas de Egreso.

FORMULARIO 0412: Resumen de Créditos por Partidas y Fuentes de Financiamiento

FORMULARIO 0413: Proyectos que exceden el Ejercicio Fiscal.

FORMULARIO 0414: Presupuesto de Ingresos y Fuentes Financieras.

FORMULARIO 0415: Presupuesto de Gastos y Aplicaciones Financieras.

FORMULARIO 0416: Relación de Transferencias y Donaciones por Recibir del Sector Público.

FORMULARIO 0417: Relación de Aportes, Transferencias y Donaciones al Sector Público.

FORMULARIO 0418: Relación de Subsidios, Transferencias y Donaciones al Sector Privado.

FORMULARIO 0419: Proyectos por Endeudamiento.

FORMULARIO 0420: Resumen de Inversiones.

FORMULARIO 0421: Estado de Resultados.

FORMULARIO 0422: Presupuesto de Caja.

FORMULARIO 0423: Balance General.

FORMULARIO 0424: Relación de Deudas pos Servicios Básicos

FORMULARIO 0425: Cuenta Ahorro /Inversión/Financiamiento.

FORMULARIO 0426: Resumen de Serie Estadísticas.

FORMULARIO 0427: Precios y/o Tarifas Promedios.

FORMULARIO 0401: *IDENTIFICACIÓN DEL ENTE*

A. Objetivo

Obtener información de los principales aspectos que identifican a la Institución.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indique la razón social de la Institución.
3	Señale el sector de actividad económica donde se ubica la institución.
4	Señale el número del Registro de Información Fiscal (RIF) de la Institución, otorgado por el Servicio Nacional Integrado de Administración Tributaria (SENIAT).
5, 6,7	Indique la base legal de creación y modificaciones (N° y fecha de la Gaceta Oficial), la forma jurídica de conformación y el año de inicio de operaciones.
8	Describa la actividad principal que realiza la institución para el cumplimiento de sus objetivos y metas.
9 y 10	Describa brevemente la misión y visión de la Institución.
11	Escriba la ubicación domiciliaria legal (donde funciona actualmente), ciudad, estado, municipio, número de telefónico, página web, número de fax y código postal del área geográfica respectivamente.
12, 13 y 14	Indique los nombres de las autoridades de la institución y los responsables en la participación y la elaboración del documento presupuestario, de acuerdo a la ubicación administrativa indicada, señalando los teléfonos, y dirección electrónica.

NOTA: Anexar la Estructura Organizativa (Organigrama) vigente aprobada por el Ministerio del Poder Popular de Planificación y Finanzas, indicar las modificaciones realizadas a la estructura anterior, acompañada de la opinión favorable del mencionado Ministerio, sobre la nueva estructura administrativa.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

IDENTIFICACIÓN DEL ENTE SIN FINES EMPRESARIALES

(2) RAZÓN SOCIAL:	(3) SECTOR:	(4) RIF:
(5) BASE LEGAL DE CREACIÓN Y MODIFICACIONES	(6) FORMA JURÍDICA	(7) AÑO DE INICIO DE OPERACIONES:

(8) ACTIVIDAD PRINCIPAL:

(9) MISIÓN :

(10) VISIÓN:

(11) DOMICILIO LEGAL:

CIUDAD	ESTADO/MUNICIPIO	TELÉFONOS	PÁGINA WEB	FAX	CÓDIGO POSTAL

(12) DIRECTORES/RESPONSABLES	(13) TELÉFONOS	(14) NOMBRE Y DIRECCION ELECTRÓNICA
Presidente de la Institución		
Planificación y Presupuesto		
Administración y/o Finanzas		
Recursos Humanos		
Analistas Responsables del Presupuesto		

FORMA: 0401

FORMULARIO 0402: *POLÍTICA PRESUPUESTARIA Y FINANCIERA*

A. Objetivo

Obtener una versión resumida de la política presupuestaria y financiera del ente para el ejercicio en que se formula el presupuesto, la cual deberá estar enmarcada dentro del comportamiento previsible de las variables macroeconómicas contenidas en el presupuesto nacional.

B. Contenido

La política presupuestaria y financiera debe contener un diagnóstico de las necesidades y aspiraciones del ente, en términos de políticas y metas sectoriales, regionales e institucionales y de las acciones que estima realizar en el ejercicio fiscal. Igualmente se debe indicar, los logros esperados y el impacto proyectado, considerando para ello todos los recursos y los egresos previstos en las diferentes partidas presupuestarias.

Estas acciones deberán expresar la vinculación plan - presupuesto, con la finalidad de dar cumplimiento a las metas de desarrollo económico, social e institucional de la nación.

Se compone de tres (3) partes, a saber:

- Política de Financiamiento.
- Política de Gastos y Aplicaciones Financieras: Explique brevemente las principales variaciones de los siguientes conceptos:
  - Gastos de Funcionamiento
  - Otros Gastos Corrientes
  - Inversión-Transferencias
  - Otros
- Cobertura de los servicios a prestar.

Política de Financiamiento.

Realizar un análisis de los ingresos y fuentes financieras, que se estimen para el ejercicio a presupuestar; constituida por las transferencias a recibir del Sector Público y Privado,

ingresos propios de las actividades del ente, movimientos de activos o pasivos, entre otros.

Política de Gastos.

Se atenderán los lineamientos que emanen las autoridades competentes en materia presupuestaria de planificación nacional y crédito público, en cuanto al desarrollo de proyectos e inversiones a ser realizados por los Entes Descentralizados sin Fines Empresariales y las restricciones en materia de gastos suntuarios.

Política de cobertura de los servicios que presta el ente.

El ente debe indicar la cobertura de la demanda a satisfacer, en los casos que sean aplicables, por ejemplo:

- Demanda potencial: N° de Adultos y Adultas Mayores Indigentes que requieren de ayuda económica.
- Demanda a cubrir: N° de Adultos y Adultas Mayores Indigentes a atender mediante ayuda económica.

C Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Describa brevemente la política de financiamiento, política de gastos y aplicaciones financieras, cobertura de los servicios a prestar.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

POLÍTICA PRESUPUESTARIA Y FINANCIERA

(2) DESCRIPCIÓN DE LA :

POLÍTICA FINANCIERA:

POLÍTICA DE GASTOS Y APLICACIONES FINANCIERAS:

COBERTURA DE LOS SERVICIOS A PRESTAR:

FORMA: 0402

FORMULARIO 0403: *RECURSOS HUMANOS CLASIFICADOS POR GÉNERO*

A. Objetivo

Presentar la información referente al número de trabajadores y trabajadoras que laboran en el ente, clasificados por géneros (masculino, femenino) de acuerdo al tipo de cargos y los cargos vacantes, así como los montos de los respectivos sueldos y salarios básicos, y compensaciones para el año real, último estimado y año presupuestado.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica el tipo de personal que labora en el ente, clasificados por tipos de cargos. A continuación se describen los rubros que integran la columna N° 2. **Personal Fijo a Tiempo Completo:** Constituido por todo trabajador y trabajadora, cuya vinculación laboral está sujeta a un horario completo de trabajo y a una relación de duración indeterminada. **Personal Fijo a Tiempo Parcial:** Constituido por los empleados y empleadas cuya vinculación laboral está sujeta a un horario parcial de trabajo y a una relación de duración indeterminada (Ejemplo: Médicos, Docentes). **Personal Contratado:** Constituido por aquel personal del ente cuya vinculación laboral está sometida a un período limitado.
3 a 5	Escriba el número de cargos separados por géneros (masculino y femenino) y cargos vacantes según sea el caso, y la suma total de los respectivos géneros, así como el monto anual de los sueldos, salarios y compensaciones a los mismos, correspondientes a cada uno de los rubros de la columna N° 2. Para los años real, último estimado y presupuestado.

CAMPOS	DESCRIPCION
6	Coloque, para cada tipo de cargo, la suma de las columnas 3, 4 y 5 para los años: real, último estimado y presupuestado.

Descripciones de la Clasificación del Personal

ALTOS FUNCIONARIOS Y DE ELECCIÓN POPULAR

ALTO NIVEL Y DE DIRECCIÓN

DIRECTIVO

PROFESIONAL Y TÉCNICO

PERSONAL ADMINISTRATIVO

PERSONAL DOCENTE

PERSONAL DE INVESTIGACIÓN (Incluye el recurso humano de las áreas judicial, penal y criminalística)

PERSONAL MÉDICO

PERSONAL POLICIAL

OBRERO

OTRAS CONSIDERACIONES

Los montos de la información solicitada deben corresponderse con las siguientes específicas:

Código	Denominación
4.01.01.01.00	Sueldos básicos personal fijo a tiempo completo.
4.01.01.02.00	Sueldos básicos personal fijo a tiempo parcial.
4.01.01.10.00	Salarios a obreros en puestos permanentes a tiempo completo.
4.01.01.11.00	Salarios a obreros en puestos permanentes a tiempo parcial
4.01.01.12.00	Salarios a obreros en puestos no permanentes.
4.01.01.18.00	Remuneraciones al personal contratado.
4.01.01.35.00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.01.36.00	Sueldo básico del personal de alto nivel y de dirección.
4.01.02.01.00	Compensaciones previstas en las escalas de sueldos personal empleado fijo a tiempo completo.
4.01.02.02.00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial.
4.01.02.03.00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo.
4.01.02.04.00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo parcial
4.01.02.06.00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.02.07.00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RECURSOS HUMANOS CLASIFICADOS POR GÉNERO

(En Bolívares)

(2) TIPO DE PERSONAL	(3) AÑO REAL							(4) ULTIMO AÑO ESTIMADO							(5) AÑO PRESUPUESTADO							
	N° de Cargos Por Género				Monto Anual de las Remuneraciones			N° de Cargos Por Género				Monto Anual de las Remuneraciones			N° de Cargos Por Género				Monto Anual de las Remuneraciones			
	F	M	V	TOTAL	SUELDOS Y SALARIOS	COMPENSACIONES	TOTAL	F	M	V	TOTAL	SUELDOS Y SALARIOS	COMPENSACIONES	TOTAL	F	M	V	TOTAL	SUELDOS Y SALARIOS	COMPENSACIONES	TOTAL	TOTAL
PERSONAL FIJO A TIEMPO COMPLETO																						
ALTOS FUNCIONARIOS Y DE ELECCIÓN POPULAR																						
ALTO NIVEL Y DE DIRECCIÓN																						
DIRECTIVO																						
PROFESIONAL Y TÉCNICO																						
PERSONAL ADMINISTRATIVO																						
PERSONAL DOCENTE																						
PERSONAL DE INVESTIGACIÓN																						
PERSONAL MÉDICO																						
PERSONAL POLICIAL																						
OBRERO																						
PERSONAL FIJO A TIEMPO PARCIAL																						
DIRECTIVO																						
PROFESIONAL Y TÉCNICO																						
PERSONAL ADMINISTRATIVO																						
PERSONAL DOCENTE																						
PERSONAL DE INVESTIGACIÓN																						
PERSONAL MÉDICO																						
PERSONAL POLICIAL																						
OBRERO																						
PERSONAL CONTRATADO																						
DIRECTIVO																						
PROFESIONAL Y TÉCNICO																						
PERSONAL ADMINISTRATIVO																						
PERSONAL DOCENTE																						
PERSONAL DE INVESTIGACIÓN																						
PERSONAL MÉDICO																						
OBRERO																						
(6) TOTALES																						

FORMA: 0403

Nota:

1. El personal de investigación también incluye el recurso humano de las áreas judicial, penal y criminalistica
2. Para el año real, último estimado y presupuestado para el personal contratado, en la columna vacante no debe ser utilizada ya que para este tipo de personal no hay cargos vacantes, sólo personal fijo.

FORMULARIO 0404: *CLASIFICACIÓN DEL PERSONAL POR ESCALA DE SUELDOS*

A. Objetivo

Recabar información de los empleados que laboran en el ente, clasificados por niveles de sueldos básicos, y compensaciones previstas en el respectivo tabulador, para el año que se formula el presupuesto.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Marque con una equis (x) en el recuadro correspondiente, si la información suministrada corresponde a personal fijo: a tiempo completo, a tiempo parcial o contratado. **SE ELABORARÁ UN FORMULARIO POR CADA TIPO DE VINCULACIÓN LABORAL.**
3 y 4	Indica los grupos y las respectivas escalas de sueldos básicos y compensaciones permanentes, entre las cuales se clasificará a los empleados del Ente.
5	Indique el número de cargos y el monto anual de los sueldos básicos y compensaciones a cada uno de los grupos señalados en la columna N° 3, y el total para el año que se presupuesta, producto de sumar los respectivos montos de las columnas sueldo básico y las compensaciones.
6	Indicar los totales de las columnas del ítem 5.

OTRAS CONSIDERACIONES

Los montos de la información solicitada deben corresponderse con las siguientes específicas:

Código	Denominación
4.01.01.01.00	Sueldos básicos personal fijo a tiempo completo.
4.01.01.02.00	Sueldos básicos personal fijo a tiempo parcial.
4.01.01.18.00	Remuneraciones al personal contratado.
4.01.01.35.00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.01.36.00	Sueldo básico del personal de alto nivel y de dirección.
4.01.02.01.00	Compensaciones previstas en las escalas de sueldos personal empleado fijo a tiempo completo.
4.01.02.02.00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial.
4.01.02.06.00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.02.07.00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

CLASIFICACIÓN DEL PERSONAL POR ESCALA DE SUELDOS

(En Bolívares)

(2) PERSONAL FIJO A TIEMPO COMPLETO ☐ **PERSONAL FIJO A TIEMPO PARCIAL** ☐ **PERSONAL CONTRATADO** ☐

(3) GRUPO	(4) ESCALA	(5) AÑO PRESUPUESTADO			
		Nº DE CARGOS	MONTO ANUAL DE LAS REMUNERACIONES		
			SUELDO BÁSICO	COMPENSACIONES	TOTAL
I	HASTA 2.048				
II	2.049 _ 2.099				
III	2.100 _ 2.150				
IV	2.151 _ 2.201				
V	2.202 _ 2.252				
VI	2.253 _ 2.303				
VII	2.304 _ 2.354				
VIII	2.355 _ 2.405				
IX	2.406 _ 2.456				
X	2.457 _ 2.507				
XI	2.508 _ 2.558				
XII	2.559 _ 2.609				
XIII	2.610 _ 2.660				
XIV	2.661 _ 2.711				
XV	2.712 _ 2.762				
XVI	2.763 _ 2.813				
XVII	2.814 Y MAS				
	(6) TOTALES:				

FORMA: 0404

FORMULARIOO 0405: *CLASIFICACIÓN DEL PERSONAL POR ESCALA DE SALARIOS*

A. Objetivo

Recabar información de los obreros que laboran en el ente, clasificados por niveles de salarios básicos y compensaciones previstas en el respectivo tabulador para el año en que se formula el presupuesto.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1.	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2.	Señale marcando con una equis (X) en el recuadro correspondiente, los obreros en cargos a tiempo completo, a tiempo parcial o contratado. **SE ELABORARÁ UN FORMULARIO POR CADA TIPO DE VINCULACIÓN LABORAL.**
3 y 4.	Muestra los grupos y las respectivas escalas de salarios básicos y compensaciones permanentes, previstas en el respectivo tabulador, entre los cuales se clasifica a los obreros de la institución.
5	Indique el número de cargos y el monto anual de los salarios básicos y compensaciones a cada uno de los grupos señalados en la columna N° 3, y el total para el año que se presupuesta, que resulta de sumar los respectivos montos de las columnas salario básico y las compensaciones.
6	Coloque el monto total de la sumatoria de cada uno de los ítems contenidos en la columna 5.

OTRAS CONSIDERACIONES.

Los montos de la información solicitada deben corresponderse con las siguientes específicas:

Código	Denominación
4.01.01.10.00	Salarios a Obreros en Puestos Permanentes a Tiempo Completo.
4.01.01.11.00	Salarios a Obreros en Puestos Permanentes a Tiempo Parcial.
4.01.01.12.00	Salarios a Obreros en Puestos No Permanentes.
4.01.02.03.00	Compensaciones Previstas en las Escalas de Salarios al Personal Obrero Fijo a Tiempo Completo.
4.01.02.04.00	Compensaciones Previstas en las Escalas de Salarios al Personal Obrero Fijo a Tiempo Parcial.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

CLASIFICACIÓN DEL PERSONAL POR ESCALA DE SALARIOS
(En Bolívares)

(2) PERSONAL FIJO A TIEMPO COMPLETO ☐ PERSONAL FIJO A TIEMPO PARCIAL ☐ PERSONAL CONTRATADO ☐

(3) GRUPO	(4) ESCALA			(5) AÑO PRESUPUESTADO			
				Nº DE CARGOS	MONTO ANUAL DE LAS REMUNERACIONES		
					SALARIO BÁSICO	COMPENSACIONES	TOTAL
I	HASTA		2.048				
II	2.049	_	2.099				
III	2.100	_	2.150				
IV	2.151	_	2.201				
V	2.202	_	2.252				
VI	2.253	_	2.303				
VII	2.304	_	2.354				
VIII	2.355	_	2.405				
IX	2.406	_	2.456				
X	2.457	_	2.507				
XI	2.508	_	2.558				
XII	2.559	_	2.609				
XIII	2.610	_	2.660				
XIV	2.661	_	2.711				
XV	2.712	_	2.762				
XVI	2.763	_	2.813				
XVII	2.814	Y	MAS				
	(6) TOTALES:						

FORMA: 0405

FORMULARIO 0406: *PERSONAL JUBILADO Y PENSIONADO*

A. Objetivo

Presentar la información referente al número de personal jubilado y pensionado, así como de los montos de las respectivas pensiones, jubilaciones e incidencias para el año real, último estimado y presupuestado.

B. Instrucciones para el registro de la información

CAMPOS	*DESCRIPCIÓN*
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica la denominación del tipo de personal jubilado y pensionado.
3 al 5	Indique el número de personas jubiladas y/o pensionadas del ente, separados por géneros: masculino, femenino según sea el caso y la suma total de los respectivos géneros, el monto anual de las jubilaciones y/o pensiones y otras incidencias (aguinaldos, aportes a caja de ahorros, seguro de HCM, etc.), correspondientes a cada uno de las denominaciones descritas en la columna N° 2. Para los años real, ultimo estimado y presupuestado.
6	Indique la sumatoria de los elementos contenidos en los campos 3 al 5.

OTRAS CONSIDERACIONES

El monto del Personal Pensionado y Jubilado, debe corresponderse con la suma de las genéricas, específicas y sub-específicas siguientes:

Código	**Denominación**
4.07.01.01.01	Pensiones del personal empleado, obrero y militar
4.07.01.01.02	Jubilaciones del personal empleado, obrero y militar
4.07.01.01.09	Aguinaldos al personal empleado, obrero y militar pensionado
4.07.01.01.10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado
4.07.01.01.11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado
4.07.01.01.12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado
4.07.01.01.13	Aguinaldos al personal empleado, obrero y militar jubilado
4.07.01.01.14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado
4.07.01.01.15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado
4.07.01.01.16	Otras subvenciones socio - económicas del personal empleado, obrero y militar jubilado
4.07.01.05.02	Pensiones del personal de alto nivel y de dirección
4.07.01.05.06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
4.07.01.05.07	Aguinaldos del personal pensionado de alto nivel y de dirección
4.07.01.05.11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
4.07.01.05.12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección
4.07.01.05.16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
4.07.01.05.17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección

4.07.01.05.98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
4.07.01.05.99	Otras subvenciones o-económicas del personal pensionado de alto nivel y de dirección
4.07.01.06.01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular
4.07.01.06.02	Jubilaciones del personal de alto nivel y de dirección
4.07.01.06.06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
4.07.01.06.07	Aguinaldos del personal jubilado de alto nivel y de dirección
4.07.01.06.11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
4.07.01.06.12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección
4.07.01.06.16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
4.07.01.06.17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección
4.07.01.06.98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
4.07.01.06.99	Otras subvenciones del personal jubilado de alto nivel y de dirección

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

PERSONAL JUBILADO Y PENSIONADO

(En Bolívares)

(2) DENOMINACIÓN	(3) AÑO REAL						(4) ÚLTIMO AÑO ESTIMADO						(5) AÑO PRESUPUESTADO					
	GÉNERO			MONTO JUBILACIÓN Y/O PENSIÓN	INCIDENCIAS	TOTAL	GÉNERO			MONTO JUBILACIÓN Y/O PENSIÓN	INCIDENCIAS	TOTAL	N° DE PERSONAS JUBILADAS Y/O PENSIONADAS		TOTAL	MONTO JUBILACIÓN Y/O PENSIÓN	INCIDENCIAS	TOTAL
	F	M	TOTAL				F	M	TOTAL				F	M				
JUBILADO:																		
ALTOS FUNCIONARIOS Y DE ELECCIÓN POPULAR																		
ALTO NIVEL Y DE DIRECCIÓN																		
MÉDICO																		
DOCENTE																		
EMPLEADO																		
OBRERO																		
PENSIONADO:																		
ALTOS FUNCIONARIOS Y DE ELECCIÓN POPULAR																		
ALTO NIVEL Y DE DIRECCIÓN																		
MÉDICO																		
DOCENTE																		
EMPLEADO																		
OBRERO																		
MILITAR																		
(6) TOTALES																		

FORMA: 0406

FORMULARIO 0407: *ESCALA DEL PERSONAL JUBILADO*

A. Objetivo

Presentar la información del número de jubilados y jubiladas, clasificados en los rangos de la escala según el monto de la jubilación, sin las incidencias.

Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Indica los grupos y las escalas a los cuales están sujetos los jubilados y jubiladas.
4	Señale el número de personas jubiladas del año objeto del presupuesto.
5	Señale el número de personas a ser incorporadas como jubilados y jubiladas, para el año objeto del presupuesto. Este campo será tomado en cuenta de manera informativa y no para el cálculo de la escala.
6	Señale el monto total anual de la jubilación por cada uno de los grupos de la escala para el año objeto del presupuesto.
7	Totalice los montos de las columnas 4, 5 y 6.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

ESCALA DEL PERSONAL JUBILADO
(En Bolívares)

(2) GRUPO	(3) ESCALA			(4) N° DE PERSONAS JUBILADAS	(5) N° DE PERSONAS A JUBILAR EN EL AÑO PRESUPUESTADO	(6) MONTO ANUAL DE LAS JUBILACIONES
I	HASTA		2.048			
II	2.049	_	2.099			
III	2.100	_	2.150			
IV	2.151	_	2.201			
V	2.202	_	2.252			
VI	2.253	_	2.303			
VII	2.304	_	2.354			
VIII	2.355	_	2.405			
IX	2.406	_	2.456			
X	2.457	_	2.507			
XI	2.508	_	2.558			
XII	2.559	_	2.609			
XIII	2.610	_	2.660			
XIV	2.661	_	2.711			
XV	2.712	_	2.762			
XVI	2.763	_	2.813			
XVII	2.814	Y	MAS			
			(7) TOTALES:			

FORMA: 0407

FORMULARIO 0408: *ESCALA DEL PERSONAL PENSIONADO*

A. Objetivo

Presentar la información del número de pensionados y pensionadas y los montos de las pensiones, clasificados en los rangos de la escala según la pensión, sin incidencias, tales como: aporte a la caja de ahorros, seguro HCM, etc.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Indica los grupos y las escalas a los cuales están sujetos los pensionados.
4	Señale el número de personas pensionadas en el año objeto del presupuesto.
5	Señale el monto estimado de la pensión por cada uno de los grupos de la escala a percibir para el año objeto del presupuesto.
6	Escriba los montos totales de las columnas 4 y 5.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

ESCALA DEL PERSONAL PENSIONADO
(En Bolívares)

(2) GRUPO	(3) ESCALA			(4) N° DE PERSONAS PENSIONADAS	(5) MONTO ANUAL DE LAS PENSIONES
I	HASTA		2.048		
II	2.049	__	2.099		
III	2.100	__	2.150		
IV	2.151	__	2.201		
V	2.202	__	2.252		
VI	2.253	__	2.303		
VII	2.304	__	2.354		
VIII	2.355	__	2.405		
IX	2.406	__	2.456		
X	2.457	__	2.507		
XI	2.508	__	2.558		
XII	2.559	__	2.609		
XIII	2.610	__	2.660		
XIV	2.661	__	2.711		
XV	2.712	__	2.762		
XVI	2.763	__	2.813		
XVII	2.814	Y	MAS		
			(6) TOTALES:		

FORMA: 0408

FORMULARIO 0409: *RESUMEN DEL CONTRATO COLECTIVO*

A. Objetivo

Obtener la información sobre el número de trabajadores y trabajadoras (empleados y empleadas, obreros y obreras) que ampara cada uno de los contratos colectivos existentes en el ente y el costo de los principales conceptos; expresados en bolívares, para el año anterior al vigente, la estimación revisada correspondiente al actual y el año presupuestado.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indique el nombre del gremio o de la agrupación con el cual se ha suscrito el contrato colectivo de trabajo. **Debe llenar un FORMULARIO: para cada contrato colectivo**.
3	Señale el N° de trabajadores y trabajadoras, amparados en el Contrato Colectivo.
4	Indique la fecha de inicio y conclusión del Convenio Vigente, indicando si es de empleados u obreros.
5	Indique el número y la denominación de la Cláusula del Contrato.
6	Escriba, según el Clasificador Presupuestario de Recursos y Egresos, el código de la específica o sub-específica correspondiente a cada una de las cláusulas indicadas.
7	Exprese los montos en Bolívares de los conceptos señalados en la columna N° 6 que correspondan a cifras del año real, último año estimado y año objeto del presupuesto. Registre la base de cálculo de cada una de las específicas referidas al costo estimado del año presupuestado.
8	Indique la sumatoria de los elementos contenidos en la columna 7.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RESUMEN DEL CONTRATO COLECTIVO LABORAL
(En Bolívares)

(2) IDENTIFICACIÓN DEL CONTRATO:	(3) N° DE TRABAJADORES AMPARADOS:

(4) CONVENIO VIGENTE:	FECHA DE INICIO	FECHA DE CONCLUSIÓN:	EMPLEADOS / OBREROS

(5) CLÁUSULAS		(6) PARTIDAS ESPECÍFICAS O SUB-ESPECÍFICAS	(7) COSTO			
N°	DENOMINACIÓN		AÑO REAL	ÚLTIMO AÑO ESTIMADO	AÑO PRESUPUESTO	BASE DE CÁLCULO
(8) TOTAL:						

FORMA: 0409

Responsable: Dirección General de Planificación, Programación y Evaluación
Elaborado Por: Dirección de Planificación y Organización

FORMULARIO 0410: *CONSOLIDADO DE PROYECTOS Y ACCIONES CENTRALIZADAS POR FUENTES DE FINANCIAMIENTO*

A. Objetivo

Presentar la información consolidada del presupuesto de los entes para los proyectos y las acciones centralizadas, desagregadas por fuentes de financiamiento y expresados en bolívares, considerando los lineamientos emanados por las autoridades competentes en materia de planificación nacional.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Señale el código y la denominación de cada uno de los proyectos a ser presupuestado, asignado según el sistema de Nueva Etapa.
4	Escriba el año de inicio del proyecto a ser presupuestado y el año de culminación del mismo.
5	Indique la meta de cada proyecto, señalando la unidad de medida y la cantidad. Para las metas de los proyectos sensibles al género se deberá utilizar las columnas de femenino y masculino, y su sumatoria en la columna de total. Las metas de los proyectos no sensibles al género utilizaran solamente la columna de total.
6	Registre la asignación presupuestaria, de cada una de las metas asignadas a los proyectos.
7	Señale según la fuente de financiamiento, los montos a ser asignado en cada uno de los proyectos y el monto total producto de la suma de cada una de las fuentes de financiamiento del gasto.
8	Registre el nombre del responsable directo de la ejecución del proyecto.

CAMPOS	DESCRIPCIÓN
9	Indique el área estratégica al cual está supeditado el proyecto, según lo emanado por las autoridades competentes en materia de planificación nacional y los lineamientos generales del Plan de Desarrollo Económico y Social 2007-2013.
10	Escriba el monto de la sumatoria de los elementos indicados en las columnas 6 y 7.
11 y 12	Señale el código y la denominación de cada uno de las Acciones Centralizadas a ser presupuestadas. En el caso de que la Oficina Nacional de Presupuesto (Onapre) apruebe alguna otra Acción Centralizada diferente a las aquí enumeradas, deberá indicar el nombre de la misma.
13	Registre el monto de la asignación presupuestaria de la Acción Centralizada.
14	Señale según sea la fuente de financiamiento los montos a ser asignado en cada una de las acciones centralizadas, y el monto total producto de la suma de cada una de las fuentes de financiamiento del gasto.
15	Registre el nombre del responsable directo de la ejecución de la Acción Centralizada.
16	Escriba el monto de la sumatoria de los elementos indicados en las columnas 13 y 14.
17	Registre la sumatoria del subtotal de la columna 10 más el subtotal de la columna 16, el cual constituye el total de los proyectos y acciones centralizadas por fuentes de financiamiento.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE

ÓRGANO DE ADSCRIPCIÓN:

PERÍODO PRESUPUESTARIO:

CONSOLIDADO DE PROYECTOS Y ACCIONES CENTRALIZADAS POR FUENTES DE FINANCIAMIENTO

(En Bolívares)

(2) Códigos Nueva Etapa	(3) Proyectos	(4) Plazo de Ejecución		(5) Meta del Proyecto				(6) Asignación Presupuestaria	(7) Fuentes de Financiamiento						(8) Responsable de la Ejecución	(9) Directriz
		Año de Inicio	Año de Culminación	Unidad de Medida	Cantidad				Recursos Propios	Tranferencias y Donaciones de la República	Proyectos por Endeudamiento	Fonden	Otros	TOTAL		
					Género		Total									
					Femenino	Masculino										
(10) Sub Total																

(11) Código	(12) Acciones Centralizadas	(13) Asignación Presupuestaria	(14) Fuentes de Financiamiento						(15) Responsable de la Ejecución
			Recursos Propios	Tranferencias y Donaciones de la República	Proyectos por Endeudamiento	Fonden	Otros	TOTAL	
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras								
02	Gestión Administrativa								
03	Previsión y Protección Social								
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres								
	* Otras								
(16) Sub Total									
(17) TOTAL PROYECTOS Y ACCIONES CENTRALIZADAS									

FORMA: 0410

* Nota: Sujeta a la aprobación de la Onapre

FORMULARIO 0411: *CONSOLIDADO DE PROYECTOS Y ACCIONES CENTRALIZADAS POR PARTIDAS DE EGRESO*

A. Objetivo

Presentar el resumen a nivel de Proyecto y Acciones Centralizadas por partidas, considerando los lineamientos de las autoridades competentes en materia de planificación nacional y presupuesto, con el fin de facilitar el análisis de las cuentas que conforman el presupuesto de gastos del ente.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Señale el código y la denominación de cada uno de los proyectos a ser presupuestado, asignado según el sistema de Nueva Etapa.
4	Señale por cada proyecto del ente, el monto correspondiente a cada partida de egreso expresada en bolívares.
5	Señale por cada proyecto, el total de partidas de egreso del presupuesto.
6	Registre la sumatoria de las columnas que integran el campo N° 4 y 5.
7 y 8	Indica el código y la denominación de cada acción centralizada.
9	Señale el monto de las partidas del ente expresada en bolívares.
10	Registre la sumatoria de las columnas que integran el campo N° 9.
11	Anote la sumatoria de cada una de las columnas que conforman los campos 9 y 10.
12	Señale el monto total correspondiente a los campos 6 y 11.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

CONSOLIDADO DE PROYECTOS Y ACCIONES CENTRALIZADAS POR PARTIDAS DE EGRESOS

(En Bolivares)

(2) Código Proyectos	(3) Denominación	(4) Partidas de Egresos								Total (5)
		4.01	4.02	4.03	4.04	4.05	4.07	4.08	4.11	
(6) Sub-Total										

(7) Código Acción Centralizada	(8) Denominación	(9) Partidas de Egresos									Total (10)
		4.01	4.02	4.03	4.04	4.05	4.07	4.08	4.11	4.12	
01	Dirección y Coordinación de los Gastos de los Trabajadores										
02	Gestión Administrativa										
03	Previsión y Proteción Social										
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias										
	* Otras :										
(11) Sub-Total											

(12) Total Proyectos y Acciones Centralizadas										

FORMA: 0411

* **Nota:** Sujeta a la aprobación de la Onapre

FORMULARIO 0412: *RESUMEN DE CRÉDITOS POR PARTIDAS Y FUENTES DE FINANCIAMIENTO*

A. Objetivo

Presentar la información comparativa del monto de los créditos presupuestarios de cada partida, para los años real, último estimado y presupuestado, con relación a las fuentes de recursos que financian el presupuesto de gastos del ente, de conformidad con el Clasificador Presupuestario de Recursos y Egresos de la Oficina Nacional de Presupuesto (Onapre).

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Indique el código y la denominación de cada una de las partidas presupuestarias de acuerdo al Clasificador Presupuestario de Recursos y Egresos vigente para el año a presupuestar.
4, 5 y 6	Indique la asignación presupuestaria para el año real y último año estimado. Para el año objeto del Presupuesto, señale el monto en cada una de las fuentes a través de las cuales se deberá financiar las partidas presupuestarias que correspondan.
7	Señale el monto total correspondiente a las columnas 4, 5 y 6.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:

ÓRGANO DE ADSCRIPCIÓN:

PERÍODO PRESUPUESTARIO

RESUMEN DE CRÉDITOS POR PARTIDAS Y FUENTES DE FINANCIAMIENTO

(En Bolívares)

(2) PARTIDAS DE GASTOS		(4) AÑO REAL	(5) ÚLTIMO AÑO ESTIMADO	(6) AÑO PRESUPUESTADO				
				Recurso Propios	Transferencias y Donaciones de la República	Fonden	Otras Fuentes de Financiamiento	Total
4.01	GASTOS DE PERSONAL							
4.02	MATERIALES, SUMINISTROS Y MERCANCÍAS							
4.03	SERVICIOS NO PERSONALES							
4.04	ACTIVOS REALES							
4.05	ACTIVOS FINANCIEROS							
4.07	TRANSFERENCIAS Y DONACIONES							
4.08	OTROS GASTOS							
4.11	DISMINUCIÓN DE PASIVOS							
4.12	DISMINUCIÓN DE PATRIMONIO							
	(7) Total							

FORMA: 0412

FORMULARIO 0413: *PROYECTOS QUE EXCEDEN EL EJERCICIO FISCAL*

A. Objetivo

Presentar la información referida a los aspectos físicos y financieros de los proyectos que exceden al ejercicio fiscal presupuestado.

B- Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Señale la denominación, código, la fecha de inicio, finalización y el costo total del proyecto.
3 y 4	Registre la denominación y el código de las acciones específicas. Estos códigos deben ser iguales a los generados por el sistema "Nueva Etapa"
5 y 6	Registre la partida sub específica del gasto y el monto asignado al 31/12/XX correspondiente al año vigente, de acuerdo a la ejecución presupuestaria de cada una de las acciones específicas del proyecto.
7	Indique, para el año que se presupuesta, los montos según partida y acción específica, por fuente ordinaria o endeudamiento, las previsiones para los contratos vigentes, nuevos contratos u otros gastos de proyectos multianuales no asociados a obras.
8	Indique los recursos asignados para el año siguiente al presupuestado.
9	Registre los recursos a ser asignados en los años posteriores al período presupuestado.
10	Anote la sumatoria de los recursos asignados de la columna 6 a 9.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

PROYECTOS QUE EXCEDEN EL EJERCICIO FISCAL

(En Bolívares)

(2) Denominación del Proyecto:
Código del Proyecto:
Fecha de Inicio del Proyecto:
Fecha de Finalización del Proyecto:
Costo Total del Proyecto:

(3) Acción Específica	(4) Código	(5) Partida	(6) Asignado Al 31/12/XX Año Vigente	(7) MONTO ASIGNADO EN EL AÑO PRESUPUESTADO						(8) MONTO ASIGNADO EN EL AÑO SIGUIENTE AL PRESUPUESTADO	(9) MONTO ASIGNADO EN LOS AÑOS POSTERIORES
				CORRIENTE ORDINARIA			PROYECTOS POR ENDEUDAMIENTO				
				CONTRATOS VIGENTES	NUEVOS CONTRATOS	OTROS	CONTRATOS VIGENTES	NUEVOS CONTRATOS	OTROS		
		(10) TOTALES									

FORMA: 0413

FORMULARIO 0414: *PRESUPUESTO DE INGRESOS Y FUENTES DE FINANCIAMIENTO*

A. Objetivo

Presentar los montos de recursos y fuentes de financiamiento del ente, para el año real, último estimado y el año objeto del presupuesto, programado trimestralmente, de acuerdo al Clasificador Presupuestarios de Recursos y Egresos de la Oficina Nacional de Presupuesto (Onapre), desagregados en el grupo de recursos por niveles de ramos y en sub-ramos genérico, específico y sub-específicos según corresponda y consolidada en forma institucional.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCION
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Señale el código y la denominación por ingresos y fuentes de financiamiento, por niveles de Ramos y Sub-ramos genérico, específico y sub-específico; según el rubro que corresponda. **Nota:** Incluir el apartado para depreciación y amortización.
4 y 5	Señale el monto anual en bolívares del año real y último año estimado correspondiente a las cuentas señaladas en la columna 3.
6	Registre el monto en bolívares de cada uno de los trimestres del año presupuestado de los rubros de ingresos y fuentes de financiamiento que aparecen en la columna 3. Indique el monto total, producto de la sumatoria de los trimestres correspondientes.
7	Indique el monto total en bolívares del presupuesto de ingresos y fuentes de financiamiento del ente, producto de la sumatoria de las columnas 4, 5 y 6.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

PRESUPUESTO DE INGRESOS Y FUENTES DE FINANCIAMIENTO

(En Bolívares)

(2) RUBROS				(3) DENOMINACIÓN	(4) AÑO REAL	(5) ÚLTIMO AÑO ESTIMADO	(6) AÑO PRESUPUESTADO				
RAMO	SUB-RAMO	ESPECÍFICA	SUB-ESPECÍFICA				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(7) TOTAL											

FORMA: 0414

FORMULARIO 0415: *PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS*

A. Objetivo

Presentar los montos programados trimestralmente de gastos y aplicaciones financieras del ente para el año real, último estimado y el año objeto del presupuesto, de acuerdo al Clasificador Presupuestarios de Recursos y Egresos de la Oficina Nacional de Presupuesto (Onapre), desagregados por niveles de partidas, genéricas, específicas y sub-específicas; según corresponda y consolidado en forma institucional.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código presupuestario y denominación del ente, el órgano de adscripción y el año objeto del presupuesto.
2 y 3	Señale el código y la denominación de cada una de las cuentas de gastos y aplicaciones financieras, de acuerdo al Clasificador de Recursos y Egresos vigente para el año a presupuestar, publicado por la Oficina Nacional de Presupuesto (Onapre) **Nota:** Incluir el apartado para depreciación y amortización.
4 y 5	Señale el monto anual en bolívares del año real y último año estimado, de las cuenta señaladas en la columna 3.
6	Registre el monto en bolívares de cada uno de los trimestres del año presupuestado, para los rubros de gastos y aplicaciones financieras que aparecen en la columna 3. Indique el monto total, producto de la sumatoria de los trimestres correspondientes.
7	Indique el monto total en bolívares del presupuesto de gastos y aplicaciones financieras del ente, producto de la sumatoria de las columnas 4, 5 y 6.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

(En Bolívares)

(2) RUBROS				(3) DENOMINACIÓN	(4) AÑO REAL	(5) ÚLTIMO AÑO ESTIMADO	(6) AÑO PRESUPUESTADO				
PARTIDA	GENÉRICA	ESPECÍFICA	SUB-ESPECÍFICA				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
				(7) TOTAL							

FORMA: 0415

FORMULARIO 0416: *RELACIÓN DE TRANSFERENCIAS Y DONACIONES POR RECIBIR DEL SECTOR PÚBLICO*

A. Objetivo

Presentar la información de las transferencias y donaciones por recibir, desagregados por los organismos otorgantes del sector público.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Muestra el código y la denominación de la sub-específicas de la partida "Transferencias y Donaciones". Se debe indicar el código y la denominación de los entes que otorgan los recursos.
4	Registre la estimación de las transferencias por recibir para el año presupuestado y totalícelas a nivel de la específica o sub-específica correspondiente.
5	Indique la suma de los montos en bolívares, correspondientes a las partidas específicas para el año presupuestado.

Nota: Para cada sub-especifica, debe detallarse el nombre de la institución que otorga la Transferencia o Donación

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RELACIÓN DE TRANSFERENCIAS Y DONACIONES POR RECIBIR DEL SECTOR PÚBLICO

(En Bolívares)

(2) CÓDIGO	(3) DENOMINACIÓN	(4) MONTO
3.05.01.03.00	**Transferencias corrientes internas del sector público**	
3.05.01.03.01	Transferencias corrientes internas de la República	
3.05.01.03.02	Transferencias corrientes internas de entes descentralizados sin fines empresariales	
3.05.01.03.03	Transferencias corrientes internas de instituciones de protección social	
3.05.01.03.04	Transferencias corrientes internas de entes descentralizados con fines empresariales petroleros	
3.05.01.03.05	Transferencias corrientes internas de entes descentralizados con fines empresariales no petroleros	
3.05.01.03.06	Transferencias corrientes internas de entes descentralizados financieros bancarios	
3.05.01.03.07	Transferencias corrientes internas de entes descentralizados financieros no bancarios	
3.05.01.03.08	Transferencias corrientes internas del Poder Estadal	
3.05.01.03.09	Transferencias corrientes internas del Poder Municipal	
3.05.01.03.99	Otras Transferencias corrientes internas del Sector Público	
3.05.01.04.00	**Donaciones corrientes internas del sector público**	
3.05.01.04.01	Donaciones corrientes internas de la República	
3.05.01.04.02	Donaciones corrientes internas de entes descentralizados sin fines empresariales	
3.05.01.04.03	Donaciones corrientes internas de instituciones de protección social	
3.05.01.04.04	Donaciones corrientes internas de entes descentralizados con fines empresariales petroleros	
3.05.01.04.05	Donaciones corrientes internas de entes descentralizados con fines empresariales no petroleros	
3.05.01.04.06	Donaciones corrientes internas de entes descentralizados financieros bancarios	
3.05.01.04.07	Donaciones corrientes internas de entes descentralizados financieros no bancarios	
3.05.01.04.08	Donaciones corrientes internas del Poder Estadal	
3.05.01.04.09	Donaciones corrientes internas del Poder Municipal	
3.05.02.03.00	**Transferencias de capital internas del sector público**	
3.05.02.03.01	Transferencias de capital internas de la República	
3.05.02.03.02	Transferencias de capital internas de entes descentralizados sin fines empresariales	
3.05.02.03.03	Transferencias de capital internas de instituciones de protección social	
3.05.02.03.04	Transferencias de capital internas de entes descentralizados con fines empresariales petroleros	
3.05.02.03.05	Transferencias de capital internas de entes descentralizados con fines empresariales no petroleros	
3.05.02.03.06	Transferencias de capital internas de entes descentralizados financieros bancarios	
3.05.02.03.07	Transferencias de capital internas de entes descentralizados financieros no bancarios	
3.05.02.03.08	Transferencias de capital internas del Poder Estadal	
3.05.02.03.09	Transferencias de capital internas del Poder Municipal	
3.05.02.03.99	Otras Transferencias de capital internas del Sector Público	
3.05.02.04.00	**Donaciones de capital internas del sector público**	
3.05.02.04.01	Donaciones de capital internas de la República	
3.05.02.04.02	Donaciones de capital internas de entes descentralizados sin fines empresariales	
3.05.02.04.03	Donaciones de capital internas de instituciones de protección social	
3.05.02.04.04	Donaciones de capital internas de entes descentralizados con fines empresariales petroleros	
3.05.02.04.05	Donaciones de capital internas de entes descentralizados con fines empresariales no petroleros	
3.05.02.04.06	Donaciones de capital internas de entes descentralizados financieros bancarios	
3.05.02.04.07	Donaciones de capital internas de entes descentralizados financieros no bancarios	
3.05.02.04.08	Donaciones de capital internas del Poder Estadal	
3.05.02.04.09	Donaciones de capital internas del Poder Municipal	
	(5) TOTAL	

FORMA: 0416

Nota: Para cada sub-específica, debe detallarse el nombre de la institución que otorga la Transferencia o Donación

FORMULARIO 0417: *RELACIÓN DE TRANSFERENCIAS Y DONACIONES AL SECTOR PÚBLICO*

A. Objetivo

Presentar la información de las transferencias y donaciones a ser otorgadas a organismos del sector público, desagregadas en los entes receptores de las mismas.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Muestra el código y la denominación de las sub-específicas de la partida referida a las Transferencias otorgadas al sector público. Se debe indicar el código y la denominación de los entes a quienes van dirigidos dichos recursos.
4	Escriba el monto en bolívares para el año presupuestado, de las transferencias destinadas a cada uno de los entes receptores y totalícelos a nivel de la específica o sub-específica correspondiente.
5	Indique la suma de los montos en bolívares, correspondientes a las partidas específicas para el año presupuestado.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RELACIÓN DE TRANSFERENCIAS Y DONACIONES AL SECTOR PÚBLICO

(En Bolívares)

(2) CÓDIGO	(3) DENOMINACIÓN	(4) MONTO
4.05.01.00.00	**Aportes en acciones y participaciones de capital**	
4.05.01.02.00	Aportes en acciones y participaciones de capital al sector público	
4.05.01.02.01	Aportes en acciones y participaciones de capital a entes descentralizados sin fines empresariales	
4.05.01.02.02	Aportes en acciones y participaciones de capital a instituciones de protección social	
4.05.01.02.03	Aportes en acciones y participaciones de capital a entes descentralizados con fines empresariales petroleros	
4.05.01.02.04	Aportes en acciones y participaciones de capital a entes descentralizados con fines empresariales no petroleros	
4.05.01.02.05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	
4.05.01.02.06	Aportes en acciones y participaciones de capital a entes descentralizados financieros no bancarios	
4.05.01.02.07	Aportes en acciones y participaciones de capital a organismos del sector público para el pago de su deuda	
4.07.01.03.00	**TRANSFERENCIAS CORRIENTES INTERNAS DEL SECTOR PÚBLICO**	
4.07.01.03.01	Transferencias corrientes a la República	
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	
4.07.01.03.03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	
4.07.01.03.04	Transferencias corrientes a instituciones de protección social	
4.07.01.03.05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	
4.07.01.03.06	Transferencias corrientes a entes descentralizados con fines empresariales petroleros	
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	
4.07.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios	
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	
4.07.01.03.10	Transferencias corrientes al Poder Estadal	
4.07.01.03.11	Transferencias corrientes al Poder Municipal	
4.07.01.04.00	**DONACIONES CORRIENTES INTERNAS AL SECTOR PÚBLICO**	
4.07.01.04.01	Donaciones corrientes a la República	
4.07.01.04.02	Donaciones corrientes a entes descentralizados sin fines empresariales	
4.07.01.04.03	Donaciones corrientes a instituciones de protección social	
4.07.01.04.04	Donaciones corrientes a entes descentralizados con fines empresariales petroleros	
4.07.01.04.05	Donaciones corrientes a entes descentralizados con fines empresariales no petroleros	
4.07.01.04.06	Donaciones corrientes a entes descentralizados financieros bancarios	
4.07.01.04.07	Donaciones corrientes a entes descentralizados financieros no bancarios	
4.07.01.04.08	Donaciones corrientes al Poder Estadal	
4.07.01.04.09	Donaciones corrientes al Poder Municipal	
4.07.03.03.00	**TRANSFERENCIAS DE CAPITAL INTERNAS AL SECTOR PÚBLICO**	
4.07.03.03.01	Transferencias de capital a la República	
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	
4.07.03.03.03	Transferencias de capital a instituciones de protección social	
4.07.03.03.04	Transferencias de capital a entes descentralizados con fines empresariales petroleros	
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	
4.07.03.03.06	Transferencias de capital a entes descentralizados financieros bancarios	
4.07.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios	
4.07.03.03.08	Transferencias de capital al Poder Estadal	
4.07.03.03.09	Transferencias de capital al Poder Municipal	
4.07.03.03.99	Otras Transferencias de capital internas al Sector Público	
4.07.03.04.00	**Donaciones de capital internas al sector público**	
4.07.03.04.01	Donaciones de capital a la República	
4.07.03.04.02	Donaciones de capital a entes descentralizados sin fines empresariales	
4.07.03.04.03	Donaciones de capital a instituciones de protección social	
4.07.03.04.04	Donaciones de capital a entes descentralizados con fines empresariales petroleros	
4.07.03.04.05	Donaciones de capital a entes descentralizados con fines empresariales no petroleros	
4.07.03.04.06	Donaciones de capital a entes descentralizados financieros bancarios	
4.07.03.04.07	Donaciones de capital a entes descentralizados financieros no bancarios	
4.07.03.04.08	Donaciones de capital al Poder Estadal	
4.07.03.04.09	Donaciones de capital al Poder Municipal	
	(5) TOTAL	

FORMA: 0417

Nota: Para cada sub-específica, debe detallarse el nombre de la institución a quien se le otorga la Transferencia o Donación

FORMULARIO 0418: *RELACIÓN DE TRANSFERENCIAS Y DONACIONES AL SECTOR PRIVADO*

A. Objetivo

Presentar la información de las transferencias, donaciones y subsidios otorgados al sector privado, desagregadas en las instituciones o personas receptoras de las mismas.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Muestra el código y la denominación de las sub-específicas de las partidas referidas a las transferencias y donaciones otorgadas a las instituciones o personas del sector privado. Se debe indicar el código y la denominación de las instituciones o personas a quienes van dirigidos dichos recursos.
4	Registre en el año presupuestado, la estimación de las transferencias otorgadas al sector privado.
5	Indique la suma de los montos en bolívares, correspondientes a las partidas específicas para el año presupuestado.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

RELACIÓN DE TRANSFERENCIAS Y DONACIONES AL SECTOR PRIVADO

(En Bolívares)

(2) CÓDIGO	(3) DENOMINACIÓN	(4) MONTO
4.07.01.01.00	**Transferencias corrientes internas al sector privado**	
4.07.01.01.70	Subsidios educacionales al sector privado	
4.07.01.01.71	Subsidios a universidades privadas	
4.07.01.01.72	Subsidios culturales al sector privado	
4.07.01.01.73	Subsidios a instituciones benéficas privadas	
4.07.01.01.74	Subsidios a centros de empleados	
4.07.01.01.75	Subsidios a organismos laborales y gremiales	
4.07.01.01.76	Subsidios a entidades religiosas	
4.07.01.01.77	Subsidios a entidades deportivas y recreativas de carácter privado	
4.07.01.01.78	Subsidios científicos al sector privado	
4.07.01.01.79	Subsidios a cooperativas	
4.07.01.01.80	Subsidios a empresas privadas	
4.07.01.01.99	Otras transferencias corrientes internas al sector privado	
4.07.01.02.00	**Donaciones corrientes internas al sector privado**	
4.07.01.02.01	Donaciones corrientes a personas	
4.07.01.02.02	Donaciones corrientes a instituciones sin fines de lucro	
4.07.03.01.00	**Transferencias de capital internas al sector privado**	
4.07.03.01.01	Transferencias de capital a personas	
4.07.03.01.02	Transferencias de capital a instituciones sin fines de lucro	
4.07.03.01.03	Transferencias de capital a empresas privadas	
4.07.03.02.00	**Donaciones de capital internas al sector privado**	
4.07.03.02.01	Donaciones de capital a personas	
4.07.03.02.02	Donaciones de capital a instituciones sin fines de lucro	
	(5) TOTAL	

FORMA: 0418

Nota: Para cada sub-específica, debe detallarse el nombre de institución o persona a quien se le otorga la Transferencia o Donación

FORMULARIO 0419: *PROYECTOS POR ENDEUDAMIENTO*

A. Objetivo

Presentar información sobre la procedencia y el monto de los recursos que han servido o servirán para financiar las operaciones de crédito público previstas en los proyectos. Igualmente, se deberá presentar la información sobre la programación de la ejecución física correspondiente.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indique el concepto, establecido en la Ley Especial de Endeudamiento Anual para el ejercicio fiscal presupuestado; en el cual se circunscriben las operaciones de crédito público del órgano o ente ejecutor del proyecto; según la siguiente relación: • Proyecto a ser ejecutado por intermediación de los órganos o entes que conforman el sector público. • y/o Gestión Fiscal
3	Escriba el código del proyecto, la denominación del proyecto y el número y fecha de publicación de Gaceta Oficial en la cual aparece el proyecto.
4	Contiene los diferentes conceptos que se describen a continuación: • **Financiamiento** **A. Presupuesto Ordinario:** Representa el monto asignado al proyecto financiado con recursos procedentes del presupuesto ordinario. **B. Presupuesto Extraordinario:** a) Interno: Señale el monto asignado al proyecto financiado con recursos procedentes de operaciones de crédito público en el mercado interno, de conformidad con lo establecido en la Ley de Endeudamiento.

CAMPOS	DESCRIPCIÓN
	b) Externo: Indique en dólares de los Estados Unidos de Norte América (U.S$) y en bolívares, el monto asignado al proyecto, financiado con recursos procedentes de operaciones de crédito público en el mercado externo, de conformidad con lo establecido en la Ley de Endeudamiento que se trate. Este monto debe corresponderse con los desembolsos a recibir o el monto de los bienes y servicios que remitirá el prestatario.
	c) Señala el tipo de cambio vigente.
	d) Prestatarios: Indique la denominación de cada una de las personas jurídicas que participan en el financiamiento externo del proyecto, según lo indicado en la Ley de Endeudamiento que se relacione. La sumatoria de los montos indicados para cada prestatario debe ser igual al monto señalado en el punto anterior (c).
	C, E y F) Contratos, Causado y Pagado.
	Representa el monto para contratos, causado y pagado respectivamente, del año y años anteriores. En el caso del pago, se incluirá en los años anteriores el monto realmente cancelado (pagado) al proveedor y/o contratista.
	G) Avance Físico.
	Indique los montos programados y el porcentaje ejecutado de la obra o actividad.
5 y 7	Indique los montos asignados según Ley y modificaciones de los conceptos descritos en la columna N° 4, referidos al año real y último estimado.
6 y 8	Indique los montos ejecutados de los conceptos descritos en la columna N° 4, para el año real y último estimado.
9	Indique el monto asignado de los conceptos descritos en la columna N° 4, para el año a presupuestar.
10	Indique las asignaciones de recursos según los conceptos descritos en la columna N° 4, que se ejecutarán en años posteriores al presupuestado.

CAMPOS	DESCRIPCIÓN
11	Sume los montos indicados en las columnas 5, 7 y 9.
12	Sume los montos indicados en las columnas 6 y 8.

(1) CÓDIGO DEL ENTE:
DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:

PROYECTOS POR ENDEUDAMIENTO

(2) CONCEPTO POR OPERACIÓN DE CRÉDITO PÚBLICO:
(3) CÓDIGO DEL PROYECTO DE NUEVA ETAPA :
DENOMINACIÓN DEL PROYECTO:
N° DE GACETA OFICIAL Y FECHA DE PUBLICACIÓN:

(En Bolívares)

CONCEPTOS	AÑO REAL		ÚLTIMO AÑO ESTIMADO		PRESUPUESTADO	AÑOS POSTERIORES	TOTALES	
	LEY Y MODIFICAC.	EJECUTADO	LEY Y MODIFICAC.	EJECUTADO	PROYECTO DE LEY DE PPTO.		LEY Y MODIFICAC.	EJECUTADO
(4)	(5)	(6)	(7)	(8)	(9)	(10)	(11)	(12)
FINANCIAMIENTO (A+B)								
A. PRESUPUESTO ORDINARIO								
B. PRESUPUESTO EXTRAORDINARIO (a+b+c)								
a) INTERNO								
b) EXERNO								
MILES USA $								
MILLONES Bs.								
c) TIPO DE CAMBIO								
d) PRESTATARIOS:								
BANCO A								
BANCO B								
C. FINANCIAMIENTO EXTERNO PARA EQUIPOS Y OTROS PAGOS EN EL EN EL EXTERIOR								
D. CONTRATOS								
DEL AÑO								
DE AÑOS ANTERIORES								
E. CAUSADO								
DEL AÑO								
DE AÑOS ANTERIORES								
F. PAGADO								
DEL AÑO								
DE AÑOS ANTERIORES								
G. AVANCE FÍSICO								
UNIDAD DE MEDIDA : %								

FORMA 0419

FORMULARIO 0420: *RESUMEN DE INVERSIONES*

A. Objetivo

Presentar la inversión acumulada de la institución a partir de las principales cuentas que la integran: real para el año anterior al vigente, revisada para el año vigente y programada por trimestres para el año que se presupuesta. Para este último año deberá presentarse, además; la inversión que se estima realizar en el año, la venta o desincorporación de activos, la depreciación, amortización y la inversión neta.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Indique el código y denominación, de acuerdo al Plan de Cuentas Patrimoniales, establecido por la Oncop.
4	Señale la inversión bruta acumulada al 31 de diciembre del año real, para cada una de las cuentas indicadas en la columna N° 3.
5	Indique la inversión bruta estimada al 31 de diciembre para el último año estimado.
6	Señale las estimaciones trimestrales de inversión bruta para el año que se presupuesta. Indique la suma total correspondientes a la inversión bruta, en cada caso.
7	Señale la venta y/o desincorporación de activos por liquidación, venta u otro motivo.
8	Indique la inversión bruta acumulada al 31 de diciembre que se presupuesta, el cual resulta de sumar: los valores incluidos en las columnas N° 5 (Año último estimado), el total de la columna 6 (Total inversión bruta del año presupuestado), disminuido por los valores de la columna 7 (Venta y/o desincorporación de activos).

CAMPOS	DESCRIPCIÓN
9	Indique el monto de la depreciación y amortización para el año objeto del presupuesto.
10	Señale la inversión neta del ejercicio que se presupuesta, el cual resulta de restar: los valores incluidos en el total de la columna 6 (Inversión bruta del año), menos la columna 7 (Venta y/o desincorporación de activos) y la columna 9 (la depreciación y amortización anual).
11	Indique la sumatoria de las columnas de la 4 a la 10.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE
ÓRGANO DE ADSCRIPCIÓN
PERÍODO PRESUPUESTARIO:

RESUMEN DE INVERSIONES

(En Bolívares)

(2) CÓDIGO CONTABLE	(3) DENOMINACIÓN	(4) INVERSIÓN BRUTA ACUMULADA AÑO REAL	(5) INVERSIÓN BRUTA ACUMULADA ÚLTIMO AÑO ESTIMADO	(6) AÑO PRESUPUESTADO					(7) VENTA Y/O DESINCORPORACIÓN DE ACTIVOS	(8) INVERSIÓN BRUTA ACUMULADA AL 31 / 12	(9) DEPRECIACIÓN Y/O AMORTIZACIÓN ANUAL	(10) INVERSIÓN NETA DEL EJERCICIO
				Trimestre I	Trimestre II	Trimestre III	Trimestre IV	TOTAL INVERSIÓN BRUTA				
1.2.1	**Inversión Financiera a Largo Plazo**											
1.2.1.01	**Inversiones Financieras en Acciones y Participaciones de Capital a Largo Plazo**											
1.2.1.01.01	Inversiones en acciones y participaciones de capital a largo plazo al sector privado											
1.2.1.01.02	Inversiones en acciones y participaciones de capital a largo plazo al sector público											
1.2.1.01.03	Inversiones en acciones y participaciones de capital a largo plazo al sector externo											
1.2.1.02	**Inversiones Financieras en Títulos y Valores a Largo Plazo**											
1.2.1.02.01	Inversiones en títulos y valores privados a largo plazo											
1.2.1.02.02	Inversiones en títulos y valores públicos a largo plazo											
1.2.1.02.03	Inversiones en títulos y valores externos a largo plazo											
1.2.1.03	**Préstamos por Cobrar a Largo Plazo**											
1.2.1.03.01	Préstamos por cobrar a largo plazo al sector privado											
1.2.1.03.02	Préstamos por cobrar a largo plazo al sector público											
1.2.3	**Propiedad, Planta y Equipo**											
1.2.3.01	**Bienes de Uso**											
1.2.3.01.01	Edificios e Instalaciones											
	Adquisición de Edificios e Instalaciones											
	Conservación, Ampliaciones y Mejoras Mayores											
1.2.3.01.02	Maquinarias y demás Equipos de Construcción, Campo,											
1.2.3.01.03	Equipos de Transporte, Tracción y Elevación											
1.2.3.01.04	Equipos de Comunicación y Señalamiento											
1.2.3.01.05	Equipos Médicos Quirúrgicos, Dentales y Veterinarios											
1.2.3.01.06	Equipos Científicos, Religiosos de Enseñanza y Recreación											
1.2.3.01.08	Maquinaria Muebles y Equipos de Oficina y de Alojamiento											
1.2.3.01.09	Semovientes											
1.2.3.01.19	Otras Bienes de Uso											
1.2.3.02	**Tierras y Terrenos**											
1.2.3.03	**Tierras y Terrenos Expropiados**											
1.2.3.04	**Edificios e Instalaciones Expropiados**											
1.2.3.05	**Construcciones en Proceso (Sólo lo correspondiente a Estudios y Proyectos)**											
1.2.3.05.01	Construcciones en Proceso de Bienes del Dominio Privado											
1.2.3.05.02	Construcciones en Proceso de Bienes del Dominio Público											
1.2.4	**Activo Intangible**											
1.2.4.01	Marcas de Fabricas y Patentes de Inversión											
1.2.4.02	Derechos de Autor											
1.2.4.03	Gastos de Organización											
1.2.4.04	Paquetes y Programas de Computación											
1.2.4.05	Estudios y Proyectos											
1.2.4.19	Otros Activos Intangibles											
	Gastos Capitalizables (Propias de la Institución)											
4.01.00.00.00	**Gastos de Personal**											
	Imputación en Activo Fijo											
	Imputación en Activo Intangible											
4.02.00.00.00	**Materiales, Suministros y Mercancía**											
	Imputación en Activo Fijo											
	Imputación en Activo Intangible											
4.03.00.00.00	**Servicios no Personales**											
	Imputación en Activo Fijo											
	Imputación en Activo Intangible											
4.07.00.00.00	**Transferencias y Donaciones**											
	Imputación en Activo Fijo											
	Imputación en Activo Intangible											
4.08.00.00.00	**Otros Gastos**											
	Imputación en Activo Fijo											
	Imputación en Activo Intangible											
	(11) TOTALES											

FORMA: 0420

FORMULARIO 0421: *ESTADO DE RESULTADOS*

A. Objetivo

Presentar la información del movimiento de los Ingresos y Gastos Corrientes del año real, último estimado y el programado trimestral del año que se presupuesta.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Señale los códigos y las denominaciones de las cuentas a utilizar que afectan el Estado de Resultados, desagregándolas de acuerdo al Plan de Cuentas Patrimoniales de la Oficina Nacional de Contabilidad (Oncop).
4 y 5	Indique las cifras correspondientes a los ingresos y gastos corrientes para el año real y último año estimado.
6	Registre los valores programados para cada trimestre del año que se presupuesta. Coloque el monto total producto de la sumatoria de cada una de las columnas de los trimestres correspondientes.
7	Registre la diferencia del resultado obtenido de los ingresos corrientes menos los gastos corrientes, desde la columna N° 4 a la columna N° 6.

NOTAS: En caso de existir ingresos diferentes a las transferencias recibidas del Sector Público; estos deben indicarse con su correspondiente código y monto, después de las transferencias.

(1) CODIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN
PERÍODO PRESUPUESTARIO:

ESTADO DE RESULTADOS

(En Bolívares)

(2) CÓDIGO CONTABLE	(3) DENOMINACIÓN	(4) AÑO REAL	(5) ÚLTIMO AÑO ESTIMADO	(6) AÑO PRESUPUESTADO				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
	INGRESOS CORRIENTES							
5.1.1.03	**Tasas**							
5.1.1.04	**Contribuciones Especiales**							
5.1.2	**Aportes y Contribuciones a la Seguridad Social**							
5.1.2.01	Aportes a la Seguridad Social							
5.1.2.02	Contribuciones a la Seguridad Social							
5.1.4	**Venta de Bienes y Servicios**							
5.1.4.01	Venta de Bienes y Servicios de la Administración Pública							
6.4.3.01	MENOS Descuentos, Bonificaciones y Devoluciones							
	Venta de Bienes y Servicios de la Administración Pública Netas							
5.1.4.05	Ingresos Financieros de Instituciones Financieras No Bancarias							
5.1.4.99	Otros ingresos de operación							
5.1.5	**Ingresos de la Propiedad**							
5.1.5.01	Intereses por Prestamos Concedidos							
5.1.5.02	Intereses por Depositos en Instituciones Financieras							
5.1.5.03	Intereses de Titulos y Valores							
5.1.5.06	Alquileres de Bienes							
5.1.5.07	Derechos Sobre Bienes Intangibles							
5.1.5.09	Renta por Conceciones de Bienes y Servicios							
5.1.6	**Ingresos Ajenos a la Operación**							
5.1.6.01	Subsidios para Precios y Tarifas							
5.1.6.02	Incentivos a la Exportación							
5.1.6.09	Otros Ingresos Ajenos a la Operación							
5.1.7	**Transferencias y Donaciones**							
5.1.7.01	Transferencias y Donaciones corrientes							
5.1.8	**Otros Ingresos Ordinarios**							
5.1.8.04	Juicios y Costas Procesales							
5.1.8.05	Beneficios en Operaciones Cambiarias							
5.1.8.06	Utilidades por Venta de Activos							
5.1.8.99	Otros Ingresos Ordinarios							
5.2.1.99	Otros Ingresos Extraordinarios							
	GASTOS CORRIENTES							
6.1	**Gastos de Consumo /Operación**							
6.1.1	**Gastos de Personal**							
6.1.2	**Materiales, Suministros y Mercancias**							
6.1.3	**Servicios No Personales**							
1.1.3	Variación de Inventarios:							
1.1.3.01	Inventario de Materias Primas							
1.1.3.0.1.2.02.01.0	Disminución de materias primas							
2.1.2.0.1.2.02.01.0	Incremento de materias primas							
1.1.3.02	Inventario de Productos Terminados							
1.1.3.0.1.2.01.01.0	Disminución de productos terminados							
2.1.2.0.1.2.01.01.0	Incremento de productos terminados							
1.1.3.03	Inventario de Productos en Proceso							
1.1.3.0.1.2.03.00.0	Disminución de productos en proceso							
2.1.2.0.1.2.03.00.0	Incremento de productos en proceso							
1.1.3.04	Inventario de Mercancías							
1.1.3.0.1.2.01.02.0	Disminución de existencias							
2.1.2.0.1.2.01.02.0	Incremento de existencias							
1.1.3.05	Inventario de Materiales y Suministros							
1.1.3.0.1.2.02.02.0	Disminución de materiales y suministros							
2.1.2.0.1.2.02.02.0	Incremento de materiales y suministros							
6.1.4	**Depreciación y Amortización**							
6.2	**Rentas de la Propiedad**							
6.2.1	**Intereses**							
6.2.1.01	Intereses Internos							
6.3	**Transferencias**							
6.3.1	**Transferencias y Donaciones Corrientes**							
6.3.2.07	Transferencias y Donaciones a Consejos Comunales							
6.4	**Pérdidas y Gastos Diversos**							
6.4.1	**Perdidas en Operaciones**							
6.4.1.01	Gastos Originados en Obligaciones del Ejercicio							
6.4.2	**Pérdidas Ajenas a la Operación**							
6.4.2.01	Pérdidas en Inventarios							
6.4.2.02	Pérdidas en Operaciones Cambiarias							
6.4.2.03	Pérdidas en Ventas de Activos							
6.4.2.04	Pérdidas Por Cuentas incobrables							
6.4.2.05	Participación en Pérdidas de Otras Empresas							
6.4.2.07	Impuestos Directos							
6.4.2.08	Intereses por Mora							
6.4.2.09	Reservas Técnicas							
6.4.3	**Gastos Diversos**							
6.4.3.02	Indemnizaciones y Sanciones Pecuniarias							
6.4.3.99	Otros Gastos							
3.2.5.02	**(7) Resultado del Ejercicio (ingreso - gasto)**							

FORMA : 0421

FORMULARIO 0422: *PRESUPUESTO DE CAJA*

A. Objetivo

Presentar los saldos inicial y final de caja; así como los movimientos de ingresos y egresos en efectivo del ente para el año real, último año estimado y el programado para cada trimestre del año que se presupuesta, en base al clasificador presupuestario de recursos y egresos de la Onapre.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código presupuestario y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Escriba el código presupuestario y denominación de las cuentas sobre las cuales se debe presentar información; según el Clasificador Presupuestario de Recursos y Egresos vigente para el año a presupuestar, publicado por la Oficina Nacional de Presupuesto (Onapre). A los fines de una mejor comprensión, se especifica a continuación el significado de las cuentas en referencia. **Saldo Inicial de Caja**. Disponibilidad en caja y bancos al inicio del período, incluida la moneda extranjera existente, expresada al tipo de cambio a la fecha de registro de la información. **Saldo Final de Caja** Representa la suma del saldo inicial, más los ingresos, menos los egresos.
4 y 5	Indique las cifras correspondientes de las cuentas en referencia para el año real y último año estimado.
6	Registre los valores programados de las cuentas en referencia para cada trimestre del año que se presupuesta. Escriba el monto total producto de la sumatoria de los trimestres de los montos presupuestados.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

PRESUPUESTO DE CAJA
(En Bolívares)

(2) CÓDIGO PRESUPUESTARIO	(3) DENOMINACIÓN	(4) AÑO REAL	(5) ÚLTIMO AÑO ESTIMADO	(6) AÑO PRESUPUESTADO				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
	SALDO INICIAL (CAJA Y BANCOS)							
	INGRESOS CORRIENTES							
3.01.03.00.00	INGRESOS POR TASAS							
3.01.04.00.00	CONTRIBUCIONES ESPECIALES							
3.01.09.00.00	INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA							
4.08.01.00.00	Menos: DESCUENTOS, BONIFICACIONES Y DEVOLUCIONES							
	VENTA NETA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA							
3.01.10.00.00	INGRESOS DE LA PROPIEDAD							
3.01.11.00.00	DIVERSOS INGRESOS							
3.01.99.00.00	OTROS INGRESOS ORDINARIOS							
3.02.99.00.00	OTROS INGRESOS EXTRAORDINARIOS							
3.03.00.00.00	INGRESOS DE OPERACIÓN							
3.03.04.00.00	INGRESOS DE FINANCIEROS DE INSTITUCIONES FINANCIERAS NO BANCARIAS							
3.03.99.00.00	OTROS INGRESOS DE OPERACIÓN							
3.04.00.00.00	INGRESOS AJENOS A LA OPERACIÓN							
3.05.01.00.00	TRANSFERENCIAS Y DONACIONES CORRIENTES							
	INGRESOS DE CAPITAL							
3.05.02.00.00	TRANSFERENCIAS Y DONACIONES DE CAPITAL							
3.06.01.00.00	VENTA Y/O DESINCORPORACIÓN DE ACTIVOS FIJOS							
3.06.02.00.00	VENTA DE ACTIVOS INTANGIBLES							
	INGRESOS FINANCIEROS							
3.07.00.00.00	VENTA DE TITULOS Y VALORES QUE NO OTORGAN PROPIEDAD							
3.08.00.00.00	VENTA DE ACCIONES Y PARTICIPACIONES DE CAPITAL							
3.09.00.00.00	RECUPERACIÓN DE PRÉSTAMOS DE CORTO PLAZO							
3.10.00.00.00	RECUPERACIÓN DE PRÉSTAMOS DE LARGO PLAZO							
	DISMINUCIÓN DE ACTIVOS							
3.11.01.03.00	Disminución de inversiones temporales							
3.11.06.03.00	Disminución de fondos en fideicomiso							
3.11.99.01.00	Disminución de otros activos financieros circulantes							
	INCREMENTO DE PASIVOS							
3.12.09.01.00	Incremento de depósitos recibidos en garantía							
3.12.09.99.00	Incremento de otros fondos de terceros							
	SALDO INICIAL + INGRESOS + FUENTES							
	GASTOS CORRIENTES							
	GASTOS DE CONSUMO/OPERACIÓN							
4.01.00.00.00	GASTOS DE PERSONAL							
4.02.00.00.00	MATERIALES, SUMINISTROS Y MERCANCÍAS							
4.03.00.00.00	SERVICIOS NO PERSONALES							
	OTROS GASTOS CORRIENTES							
	TRANSFERENCIAS Y DONACIONES CORRIENTES							
4.08.05.00.00	OBLIGACIONES EN EL EJERCICIO VIGENTE							
4.08.06.00.00	PÉRDIDAS AJENAS A LA OPERACIÓN							
4.08.08.00.00	INDEMNIZACIONES Y SANCIONES PECUNIARIAS							
4.08.99.00.00	OTROS GASTOS							
	GASTOS DE CAPITAL							
4.04.00.00.00	ACTIVOS REALES							
	TRANSFERENCIAS Y DONACIONES DE CAPITAL							
	GASTOS FINANCIEROS							
4.05.00.00.00	ACTIVOS FINANCIEROS							
4.08.02.00.00	INTERESES POR OPERACIONES FINANCIERAS							
	DISMINUCIÓN DE PASIVOS							
4.11.01.00.00	Disminución de gastos de personal por pagar							
4.11.02.00.00	Disminución de aportes patronales y retenciones laborales por pagar							
4.11.03.00.00	Disminución de cuentas y efectos por pagar a proveedores							
4.11.04.00.00	Disminución de cuentas y efectos por pagar a contratistas							
4.11.05.00.00	Disminución de intereses por pagar							
4.11.06.00.00	Disminución de otras cuentas y efectos por pagar a corto plazo							
4.11.07.01.01	Disminución de rentas diferidas por recaudar a corto plazo							
4.11.09.01.00	Disminución de depósitos recibidos en garantía							
4.11.09.99.00	Disminución de otros fondos de terceros							
4.11.98.00.00	Disminución de otros pasivos a corto plazo							
4.11.99.00.00	Disminución de otros pasivos a mediano y largo plazo							
	SALDO FINAL (CAJA Y BANCOS)							

FORMA: 0422

FORMULARIO 0423: BALANCE GENERAL

A. Objetivo

Presentar la situación patrimonial de la institución al finalizar cada uno de los períodos considerados, y su variación entre el año presupuestado y el año anterior.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Indica el código y la denominación de las cuentas a ser utilizadas en el Balance General, de acuerdo al "Plan de cuentas Patrimoniales"; establecido por la Oncop.
4	Señale el saldo al 31 de diciembre del año real para cada una de las cuentas contempladas en la columna 3.
5	Señale el saldo e la situación patrimonial al 31 de diciembre del último año estimado para cada una de las cuentas contempladas en la columna 3.
6	Indique el saldo de las cuentas al final de cada trimestre del año que se presupuesta.
7	Coloque en cada una de las cuentas utilizadas, la cantidad que resulte de restar el monto del saldo del IV trimestre, correspondiente a la columna N° 6, los montos correspondientes de la columna N° 5 (último año estimado).
8	Realice la sumatoria del total de pasivos más patrimonio desde la columna N° 4 a la columna N° 7, con la finalidad de validar el principio de equilibrio en la ecuación patrimonial.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE: 1/5
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

BALANCE GENERAL
(En Bolívares)

(2) CÓDIGO	(3) DENOMINACIÓN	(4) SALDO AÑO REAL	(5) SALDO ÚLTIMO AÑO ESTIMADO	(6) SALDO AÑO PRESUPUESTADO				(7) VARIACIÓN ANUAL
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	
1	ACTIVO							
1.1	**ACTIVO CIRCULANTE**							
1.1.1	**Activo Disponible**							
1.1.1.01	Caja y Bancos							
1.1.1.01.01	Caja							
1.1.1.01.02	Bancos							
1.1.1.01.02.01	Bancos públicos							
1.1.1.01.02.02	Bancos privados							
1.1.1.01.02.03	Bancos del exterior							
1.1.1.02	Inversiones temporales							
1.1.2	**Activo Exigible**							
1.1.2.01	Inversiones financieras en títulos y valores a corto plazo							
1.1.2.01.01	Inversiones en títulos y valores privados a corto plazo							
1.1.2.01.02	Inversiones en títulos y valores públicos a corto plazo							
1.1.2.01.03	Inversiones en títulos y valores externos a corto plazo							
1.1.2.02	Prestamos por cobrar a corto plazo (cartera de créditos)							
1.1.2.02.01	Préstamos por cobrar a corto plazo al sector privado							
1.1.2.02.02	Préstamos por cobrar a corto plazo al sector público							
1.1.2.03	Cuentas comerciales por cobrar a corto plazo							
1.1.2.04.99	Otras cuentas por cobrar a corto plazo							
2.2.4.01.01	Menos: Provisión para cuentas incobrables (y de cartera de créditos)							
1.1.2.05	Efectos comerciales por cobrar a corto Plazo							
1.1.2.06	Otros efectos por cobrar a corto plazo							
1.1.2.09	Fondo y bienes en fideicomiso							
1.1.2.10	Anticipos a proveedores a corto plazo							
1.1.2.11	Anticipos a contratistas por contratos de corto plazo							
1.1.3	**Activo Realizable**							
1.1.3.01	Inventario de materia prima							
1.1.3.02	Inventario de productos Terminados							
1.1.3.03	Inventario de productos en proceso							
1.1.3.04	Inventario de mercancia							
1.1.3.05	Inventario de materiales y suministro							
2.2.4.01.03	Menos: Provisión para pérdidas en el inventario							
1.1.4	**Activos Diferidos a Corto Plazo**							
1.1.4.01	Gastos pagados por anticipado a corto plazo							
1.1.4.01.03	Otros intereses a corto plazo pagados por anticipado							
1.1.4.01.04	Débitos por apertura de cartas de crédito a corto plazo							
1.1.4.01.09	Otros gastos a corto plazo pagados por anticipado							
1.1.4.09	Otros activos diferidos a corto plazo							
1.1.9	**Otros Activos Circulantes**							
	TOTAL ACTIVO CIRCULANTE							

FORMA: 0423

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE: 2/5
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

BALANCE GENERAL
(En Bolívares)

(2) CÓDIGO	(3) DENOMINACIÓN	(4) SALDO AÑO REAL	(5) SALDO ÚLTIMO AÑO ESTIMADO	(6) SALDO AÑO PRESUPUESTADO				(7) VARIACIÓN ANUAL
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	
1.2	**ACTIVO NO CIRCULANTE**							
1.2.1	**Inversión Financiera a Largo Plazo**							
1.2.1.01	Inversiones financieras en acciones y participaciones de capital a largo Plazo							
1.2.1.01.01	Inversiones en acciones y participaciones de capital a largo plazo al sector privado							
1.2.1.01.02	Inversiones en acciones y participaciones de capital a largo plazo al sector público							
1.2.1.01.03	Inversiones en acciones y participaciones de capital a largo plazo al sector externo							
1.2.1.02	Inversiones financieras en títulos y valores a largo plazo							
1.2.1.02.01	Inversiones en títulos y valores privados a largo plazo							
1.2.1.02.02	Inversiones en títulos y valores públicos a largo plazo							
1.2.1.02.03	Inversiones en títulos y valores externos a largo plazo							
1.2.1.03	Préstamos por cobrar a largo plazo (cartera de créditos)							
1.2.1.03.01	Préstamos por cobrar a largo plazo al sector privado							
1.2.1.03.02	Préstamos por cobrar a largo plazo al sector público							
1.2.2	**Cuentas y Efectos por Cobrar a Mediano y Largo Plazo**							
1.2.2.01	Cuentas comerciales por cobrar a mediano y largo plazo							
1.2.2.02	Otras Cuentas por cobrar a mediano y largo plazo							
1.2.2.03	Efectos Comerciales por cobrar a mediano y largo plazo							
1.2.2.04	Otros Efectos comerciales por cobrar a mediano y largo plazo							
1.2.2.05	Anticipos a contratistas por contratos de mediano y largo plazo							
1.2.3	**Propiedad Planta y Equipo**							
1.2.3.01	Bienes de uso							
1.2.3.01.01	Edificios e instalaciones							
2.2.5.01.01	Menos: Depreciación acumulada de edificios e instalaciones							
	Edificios e instalaciones - Neto							
1.2.3.01.02	Maquinaria y demás equipos de construcción, campo, industria y taller							
2.2.5.01.02	Menos: Depreciación acumulada de maquinaria y demás equipos de construcción, campo, industria y taller							
	Maquinaria y demás equipos de construcción, campo, industria y taller - Neto							
1.2.3.01.03	Equipos de transporte, tracción y elevación							
2.2.5.01.03	Menos: Depreciación acumulada de equipos de transporte, tracción y elevación							
	Equipos de transporte, tracción y elevación - Neto							
1.2.3.01.04	Equipos de comunicaciones y señalamiento							
2.2.5.01.04	Menos: Depreciación acumulada de equipos de comunicaciones y señalamiento							
	Equipos de comunicaciones y señalamiento - Neto							
1.2.3.01.05	Equipos médicos-quirúrgicos, dentales y veterinarios							
2.2.5.01.05	Menos: Depreciación acumulada de equipos médicos-quirúrgicos, dentales y veterinarios							
	Equipos médicos-quirúrgicos, dentales y veterinarios - Neto							
1.2.3.01.06	Equipos científicos, religiosos, de enseñanza y recreación							
2.2.5.01.06	Menos: Depreciación acumulada de equipos científicos, religiosos, de enseñanza y recreación							
	Equipos científicos, religiosos, de enseñanza y recreación - Neto							

FORMA: 0423

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE: 3/5
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

BALANCE GENERAL
(En Bolívares)

(2) CÓDIGO	(3) DENOMINACIÓN	(4) SALDO AÑO REAL	(5) SALDO ÚLTIMO AÑO ESTIMADO	(6) SALDO AÑO PRESUPUESTADO				(7) VARIACIÓN ANUAL
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	
1.2.3.01.08	Máquinas, muebles y demás equipos de oficina y de alojamiento							
2.2.5.01.08	Menos: Depreciación acumulada de máquinas, muebles y demás equipos de oficina y de alojamiento							
	Máquinas, muebles y demás equipos de oficina - Neto							
1.2.3.01.09	Semovientes							
2.2.5.01.09	Menos: Depreciación acumulada de semovientes							
	Semovientes - Neto							
1.2.3.01.19	Otros bienes de uso							
2.2.5.01.19	Menos: Depreciación acumulada de otros bienes de uso							
	Otros bienes de uso - Neto							
1.2.3.02	Tierras y terrenos							
1.2.3.03	Tierras y terrenos expropiados							
1.2.3.04	Edificios e instalaciones expropiados							
2.2.5.01.01	Menos: Depreciación acumulada de edificios e instalaciones							
	Edificios e instalaciones expropiados neto							
1.2.3.05	Construcciones en proceso							
1.2.3.05.01	Construcciones en proceso de bienes en dominio privado							
1.2.3.05.02	Construcciones en proceso de bienes en dominio público							
1.2.4	**Activos Intangibles**							
1.2.4.01	Marca de fábrica y patentes de Invención							
2.2.5.02.01	Menos: Amortización acumulada de marcas de fábrica y patentes de invención							
	Marca de fábrica y patentes de invención - neto							
1.2.4.02	Derechos de autor							
2.2.5.02.02	Menos:Amortización acumulada de derechos de autor							
	Derechos de autor- neto							
1.2.4.03	Gastos de organización							
2.2.5.02.03	Menos: Amortización acumulada de gastos de organización							
	Gastos de organización - neto							
1.2.4.04	Paquetes y programas de computación							
2.2.5.02.04	Menos: Amortización acumulada de paquetes y programas de computación							
	Paquetes y programas de computación - neto							
1.2.4.05	Estudios y proyectos							
2.2.5.02.05	Menos: Amortización acumulada de estudios y proyectos							
	Estudios y proyectos - netos							
1.2.4.19	Otros Activos intangibles							
2.2.5.02.19	Menos: Amortización acumulada de otros activos intangibles							
	Otros Activos intangibles - neto							
	Gastos Capitalizables aplicables a los activos							
	Imputación en activo fijo							
	Imputación en activo intangible							
1.2.5	**ACTIVOS DIFERIDOS A MEDIANO Y LARGO PLAZO**							
1.2.5.01	Gastos pagados por anticipados a largo plazo							
1.2.5.01.06	Otros intereses a mediano y largo plazo pagados por anticipado							
1.2.5.01.09	Otros gastos a mediano y largo plazo pagados por anticipado							
1.2.5.09	Otros activos diferidos a mediano y largo plazo							

FORMA: 0423

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE: 4/5

ÓRGANO DE ADSCRIPCIÓN:

PERÍODO PRESUPUESTARIO:

BALANCE GENERAL
(En Bolívares)

(2) CÓDIGO	(3) DENOMINACIÓN	(4) SALDO AÑO REAL	(5) SALDO ÚLTIMO AÑO ESTIMADO	(6) SALDO AÑO PRESUPUESTADO				(7) VARIACIÓN ANUAL
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	
1.2.9	**OTROS ACTIVOS NO CIRCULANTES**							
1.2.9.01	Activos en proceso judicial							
1.2.9.01.01	Activos en gestión judicial a mediano y largo plazo							
1.2.9.09	Activos no circulantes diversos a mediano y largo plazo							
	TOTAL ACTIVO NO CIRCULANTE							
	TOTAL ACTIVO							
2	**PASIVO**							
2.1	**PASIVO CIRCULANTE**							
2.1.1	**Cuentas y efectos por pagar a Corto Plazo**							
2.1.1.01	Gastos de personal por pagar							
2.1.1.02	Aportes patronales por pagar							
2.1.1.03	Cuentas por pagar a corto plazo							
2.1.1.04	Efectos por pagar a corto plazo							
2.1.1.05	Intereses por pagar a corto plazo							
2.1.1.06	Retenciones laborales por pagar							
2.1.4	**FONDOS DE TERCEROS**							
2.1.4.01	Depósitos recibido en garantía							
2.1.4.09	Otros fondos de terceros							
2.1.9	**OTROS PASIVOS CIRCULANTES**							
2.1.9.09	Otros pasivos circulantes							
	TOTAL PASIVO CIRCULANTE							
2.2	**PASIVO NO CIRCULANTE**							
2.2.1	**Cuentas y efectos por pagar a Mediano y Largo Plazo**							
2.2.1.01	Cuentas por pagar a mediano y largo plazo							
2.2.1.02	Efectos por pagar a mediano y largo plazo							
2.2.4	**PROVISIONES ACUMULADAS Y RESERVAS TÉCNICAS**							
2.2.4.01	Provisiones							
2.2.4.01.02	Provisión para despidos							
2.2.4.01.04	Provisiones para beneficios sociales							
2.2.4.01.09	Otras provisiones							
2.2.4.02	Reservas técnicas							
2.2.9	**OTROS PASIVOS A MEDIANO Y LARGO PLAZO**							
2.2.9.09	Otros pasivos no circulantes							
	TOTAL PASIVO NO CIRCULANTE							
	TOTAL PASIVO							

FORMA: 0423

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE: 5/5
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

BALANCE GENERAL
(En Bolívares)

(2) CÓDIGO	(3) DENOMINACIÓN	(4) SALDO AÑO REAL	(5) SALDO ÚLTIMO AÑO ESTIMADO	(6) SALDO AÑO PRESUPUESTADO TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	(7) VARIACIÓN ANUAL
3	PATRIMONIO							
3.2	PATRIMONIO INSTITUCIONAL							
3.2.1	CAPITAL INSTITUCIONAL							
3.2.1.01	Capital institucional							
3.2.2	TRANSFERENCIAS Y DONACIONES DE CAPITAL Y APORTES POR CAPITALIZAR RECIBIDOS							
3.2.2.01	Transferencias de capital recibidas							
3.2.2.01.01	Transferencias de capital internas recibidas del sector privado							
3.2.2.01.02	Transferencias de capital internas recibidas del sector público							
3.2.2.01.03	Transferencias de capital recibidas del exterior							
3.2.2.02	Donacions de capital recibidas							
3.2.2.02.01	Donaciones de capital internas recibidas							
3.2.2.02.02	Donaciones de capital externas recibidas							
3.2.3	RESERVAS							
3.2.3.01	Reservas legales y estatutarias							
3.2.4	AJUSTE POR INFLACIÓN							
3.2.4.01	Ajuste por inflación							
3.2.5	RESULTADOS							
3.2.5.01	Resultados acumulados							
3.2.5.02	Resultado del ejercicio							
	TOTAL PATRIMONIO INSTITUCIONAL							
	(8) TOTAL PASIVO Y PATRIMONIO							

FORMA: 0423

FORMULARIO 0424: *RELACIÓN DE DEUDAS POR SERVICIOS BÁSICOS*

A. Objetivo

Presentar la información financiera de los servicios básicos de los años: real, último estimado; así como los movimientos por variación de dicha deuda de la institución para el año objeto del presupuesto.

B. Instrucciones para el registro de la información

CAMPOS	*DESCRIPCIÓN*
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Representa el concepto, sobre los cuales se solicita información, especificando el tipo de servicio.
3 y 4	Indique el monto de la deuda al 31 de diciembre para el año real y último año estimado.
5	Indique la variación de la deuda por disminución e incrementos (respectivamente), para el año que se presupuesta.
6	Señale el saldo de la deuda al 31 de diciembre del año que se presupuesta.
7	Indique los intereses de mora que se causarán durante el año objeto del presupuesto.
8	Obtenga los totales de las columnas 3 a 7.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RELACIÓN DE DEUDAS POR SERVICIOS BÁSICOS

(En Bolívares)

(2) DENOMINACION DE SERVICIOS	(3) SALDO AÑO REAL	(4) SALDO ULTIMO AÑO ESTIMADO	(5) VARIACIÓN DEUDA		(6) SALDO AÑO PRESUPUESTADO	(7) INTERSES A CAUSAR AÑO PRESUPUESTADO
			DISMINUCIÓN	INCREMENTO		
ELECTRICIDAD						
GAS						
AGUA						
TELEFONO						
SERVICIO DE COMUNICACIONES						
SERVICIO DE ASEO URBANO Y DOMICILIARIO						
SERVICIO DE CONDOMINIO						
(8) TOTAL						

FORMA: 0424

FORMULARIO 0425: *CUENTA AHORRO / INVERSION / FINANCIAMIENTO (ENTES SIN FINES EMPRESARIALES)*

A. Objetivo

Presentar la información del ente para el año que se presupuesta, de acuerdo a la clasificación económica de recursos y egresos. Igualmente presentar la información del resultado económico y financiero: (ahorro o desahorro) y (superávit o déficit) respectivamente. En sentido amplio, esta cuenta expresa la metodología que se sigue para mostrar como se forma el ahorro, la inversión y su financiamiento, lo cual servirá a su vez, para elaborar el Presupuesto Consolidado del Sector público.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Indican el código y la denominación de las partidas de recursos y egresos, conforme al Clasificador Económico de Recursos y Egresos vigente para el año a presupuestar y sobre las cuales se solicita información.
4	Indique los montos totales en bolívares, que se vayan obteniendo al estructurar la cuenta de ahorro / inversión / financiamiento.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:

ÓRGANO DE ADSCRIPCIÓN:

PERÍODO PRESUPUESTARIO

Pág. 1/13

CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO
DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES
(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
	1. CUENTA CORRIENTE	
1.1.0.0.0.0.00.00.0	**1.1 INGRESOS CORRIENTES**	
1.1.1.0.0.0.00.00.0	INGRESOS CORRIENTES ORDINARIO	
1.1.1.2.2.0.00.00.0	INGRESOS NO TRIBUTARIOS	
1.1.1.2.2.1.00.00.0	Tasas	
1.1.1.2.2.2.00.00.0	Ingresos por contribuciones especiales	
1.1.1.2.2.3.00.00.0	Ingresos por aportes y contribuciones a la seguridad social	
1.1.1.2.3.0.00.00.0	INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	
1.1.1.2.3.1.00.00.0	Venta de bienes	
1.1.1.2.3.1.02.00.0	Ingresos por la venta de publicaciones oficiales y formularios	
1.1.1.2.3.9.00.00.0	Venta de otros bienes y servicios	
2.1.1.0.1.7.00.00.0	Descuentos, bonificaciones y devoluciones	
2.1.1.0.1.7.01.00.0	Descuentos sobre ventas	
2.1.1.0.1.7.02.00.0	Bonificaciones por ventas	
2.1.1.0.1.7.03.00.0	Devoluciones por ventas	
1.1.1.2.4.0.00.00.0	INGRESOS DE OPERACIÓN	
1.1.1.2.4.3.00.00.0	Ingresos financieros de instituciones financieras	
1.1.1.2.4.9.00.00.0	Otros ingresos de operación	
1.1.1.2.5.0.00.00.0	INGRESOS DE LA PROPIEDAD	
1.1.1.2.5.1.00.00.0	Intereses	
1.1.1.2.5.1.01.00.0	Intereses internos	
1.1.1.2.5.1.01.01.0	Intereses por préstamos	
1.1.1.2.5.1.01.02.0	Intereses por títulos-valores	
1.1.1.2.5.1.01.03.0	Intereses por depósitos	
1.1.1.2.5.1.02.00.0	Intereses del exterior	
1.1.1.2.5.1.02.02.0	Intereses por títulos-valores	
1.1.1.2.5.2.00.00.0	Utilidades, dividendos, alquileres y otros ingresos de la propiedad	
1.1.1.2.5.2.01.00.0	Utilidades, rentas y dividendos entes descentralizados no petroleros	
1.1.1.2.5.2.02.00.0	Alquileres	
1.1.1.2.5.2.03.00.0	Concesiones de bienes y servicios	
1.1.1.2.5.2.04.00.0	Alquileres de tierras y terrenos	
1.1.1.2.5.2.05.00.0	Derechos sobre bienes intangibles	
1.1.1.2.6.0.00.00.0	TRANSFERENCIAS CORRIENTES	
1.1.1.2.6.1.00.00.0	Transferencias corrientes internas recibidas del sector privado	
1.1.1.2.6.1.01.00.0	De personas	
1.1.1.2.6.1.02.00.0	De instituciones sin fines de lucro	
1.1.1.2.6.1.03.00.0	De empresas privadas	
1.1.1.2.6.2.00.00.0	Transferencias corrientes del sector público	
1.1.1.2.6.2.01.00.0	Transferencias corrientes internas recibidas del sector público	
1.1.1.2.6.2.01.01.0	De la República	
1.1.1.2.6.2.01.02.0	De los entes descentralizados sin fines empresariales	
1.1.1.2.6.2.01.03.0	De las instituciones de protección social	
1.1.1.2.6.2.01.04.0	De los entes descentralizados con fines empresariales petroleros	
1.1.1.2.6.2.01.05.0	De los entes descentralizados con fines empresariales no petroleros	
1.1.1.2.6.2.01.06.0	De los entes descentralizados financieros bancarios	
1.1.1.2.6.2.01.07.0	De los entes descentralizados financieros no bancarios	
1.1.1.2.6.2.01.08.0	Del Poder Estadal	

FORMA: 0425

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO
DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES
(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
1.1.1.2.6.2.01.09.0	Del Poder Municipal	
1.1.1.2.6.2.01.99.0	Otras	
1.1.1.2.6.2.04.00.0	Subsidios e incentivos otorgados por políticas de Estado	
1.1.1.2.6.2.04.01.0	Subsidios para precios y tarifas	
1.1.1.2.6.2.04.02.0	Incentivos a la exportación	
1.1.1.2.7.0.00.00.0	OTROS INGRESOS	
1.1.1.2.7.1.00.00.0	Otros ingresos ajenos a la operación	
1.1.1.2.7.2.00.00.0	Diversos Ingresos	
1.1.1.2.7.2.01.00.0	Multas por varios ramos	
1.1.1.2.7.2.05.00.0	Utilidad por venta de activos	
1.1.1.2.7.2.10.00.0	Beneficios en operaciones cambiarias	
1.1.1.2.7.9.00.00.0	Otros ingresos ordinarios	
1.1.2.0.0.0.00.00.0	INGRESOS CORRIENTES EXTRAORDINARIOS	
1.1.2.0.3.0.00.00.0	INGRESOS POR OPERACIONES DIVERSAS	
1.1.2.0.3.9.00.00.0	Otros ingresos extraordinarios	
1.1.2.0.4.0.00.00.0	TRANSFERENCIAS Y DONACIONES CORRIENTES	
1.1.2.0.4.1.00.00.0	Donaciones corrientes internas recibidas del sector privado	
1.1.2.0.4.1.01.00.0	De personas	
1.1.2.0.4.1.02.00.0	De instituciones sin fines de lucro	
1.1.2.0.4.1.03.00.0	De empresas privadas	
1.1.2.0.4.2.00.00.0	Donaciones corrientes internas recibidas del sector público	
1.1.2.0.4.2.01.00.0	De la República	
1.1.2.0.4.2.02.00.0	De los entes descentralizados sin fines empresariales	
1.1.2.0.4.2.03.00.0	De las instituciones de protección social	
1.1.2.0.4.2.04.00.0	De los entes descentralizados con fines empresariales petroleros	
1.1.2.0.4.2.05.00.0	De los entes descentralizados con fines empresariales no petroleros	
1.1.2.0.4.2.06.00.0	De los entes descentralizados financieros bancarios	
1.1.2.0.4.2.07.00.0	De los entes descentralizados financieros no bancarios	
1.1.2.0.4.2.08.00.0	Del Poder Estadal	
1.1.2.0.4.2.09.00.0	Del Poder Municipal	
1.1.2.0.4.3.00.00.0	Transferencias y donaciones corrientes recibidas del sector externo	
1.1.2.0.4.3.01.00.0	Transferencias corrientes recibidas del exterior	
1.1.2.0.4.3.01.01.0	De instituciones sin fines de lucro	
1.1.2.0.4.3.01.02.0	De gobiernos extranjeros	
1.1.2.0.4.3.01.03.0	De organismos internacionales	
1.1.2.0.4.3.02.00.0	Donaciones corrientes recibidas del exterior	
1.1.2.0.4.3.02.01.0	De personas	
1.1.2.0.4.3.02.02.0	De instituciones sin fines de lucro	
1.1.2.0.4.3.02.03.0	De gobiernos extranjeros	
1.1.2.0.4.3.02.04.0	De organismos internacionales	
2.1.1.0.0.0.00.00.0	**1.2 GASTOS CORRIENTES**	
2.1.1.0.1.0.00.00.0	GASTOS DE CONSUMO	
2.1.1.0.1.1.00.00.0	Remuneraciones	
2.1.1.0.1.1.01.00.0	Sueldos, salarios y otras retribuciones	
2.1.1.0.1.1.03.00.0	Beneficios y complementos de sueldos y salarios	
2.1.1.0.1.1.04.00.0	Aportes patronales	
2.1.1.0.1.1.05.00.0	Prestaciones sociales y otras indemnizaciones	

FORMA: 0425

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

Pág. 3/13

CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO
DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES

(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
2.1.1.0.1.1.06.00.0	Asistencia socioeconómica	
2.1.1.0.1.1.07.00.0	Otros gastos de personal	
2.1.1.0.1.2.00.00.0	Compra de bienes y servicios	
2.1.1.0.1.2.01.00.0	Bienes de consumo	
2.1.1.0.1.2.02.00.0	Servicios no personales	
2.1.1.0.1.3.00.00.0	Impuestos indirectos	
2.1.1.0.1.4.00.00.0	Depreciación y amortización	
2.1.1.0.1.5.00.00.0	Provisiones y otros gastos	
2.1.1.0.1.5.01.00.0	Cuentas incobrables	
2.1.1.0.1.5.02.00.0	Pérdidas de inventario	
2.1.1.0.1.5.04.00.0	Reservas técnicas	
2.1.1.0.1.6.00.00.0	Variación de existencias	
2.1.1.0.1.6.01.00.0	De productos terminados y existencias	
2.1.1.0.1.6.01.01.0	De productos terminados	
2.1.1.0.1.6.01.02.0	De existencias	
2.1.1.0.1.6.02.00.0	De materias primas y materiales y suministros	
2.1.1.0.1.6.02.01.0	De materias primas	
2.1.1.0.1.6.02.02.0	De materiales y suministros	
2.1.1.0.1.6.03.00.0	De productos en proceso	
2.1.1.0.3.0.00.00.0	GASTOS DE LA PROPIEDAD	
2.1.1.0.3.1.00.00.0	Intereses	
2.1.1.0.3.1.01.00.0	Intereses internos	
2.1.1.0.3.1.01.05.0	Intereses por otros financiamientos	
2.1.1.0.3.2.00.00.0	Alquileres de tierras y terrenos	
2.1.1.0.3.3.00.00.0	Derechos sobre bienes intangibles	
2.1.1.0.4.0.00.00.0	IMPUESTOS DIRECTOS	
2.1.1.0.5.0.00.00.0	TRANSFERENCIAS Y DONACIONES CORRIENTES	
2.1.1.0.5.1.00.00.0	Al sector privado	
2.1.1.0.5.1.01.00.0	Transferencias corrientes al sector privado	
2.1.1.0.5.1.01.01.0	Directas a personas	
2.1.1.0.5.1.01.01.1	Pensiones y otros beneficios asociados	
2.1.1.0.5.1.01.01.2	Jubilaciones y otros beneficios asociados	
2.1.1.0.5.1.01.01.3	Otras transferencias directas a personas	
2.1.1.0.5.1.01.02.0	A instituciones sin fines de lucro	
2.1.1.0.5.1.01.03.0	A empresas privadas	
2.1.1.0.5.1.01.05.0	Otras transferencias corrientes internas al sector privado	
2.1.1.0.5.1.01.06.0	Transferencias corrientes a consejos comunales	
2.1.1.0.5.1.02.00.0	Donaciones corrientes al sector privado	
2.1.1.0.5.1.02.01.0	Donaciones a personas	
2.1.1.0.5.1.02.02.0	Donaciones a instituciones sin fines de lucro	
2.1.1.0.5.1.02.03.0	Donaciones corrientes a consejos comunales	
2.1.1.0.5.2.00.00.0	Al sector público	
2.1.1.0.5.2.01.00.0	Transferencias corrientes al sector público	
2.1.1.0.5.2.01.01.0	A la República	
2.1.1.0.5.2.01.02.0	A los entes descentralizados sin fines empresariales para sus gastos	
2.1.1.0.5.2.01.03.0	A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	
2.1.1.0.5.2.01.04.0	A instituciones de protección social	
2.1.1.0.5.2.01.05.0	A instituciones de protección social para atender beneficios de la seguridad social	
2.1.1.0.5.2.01.06.0	A entes descentralizados con fines empresariales petroleros	

FORMA: 0425

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

Pág. 4/13

CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO
DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES
(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
2.1.1.0.5.2.01.07.0	A entes descentralizados con fines empresariales no petroleros	
2.1.1.0.5.2.01.08.0	A entes descentralizados financieros bancarios	
2.1.1.0.5.2.01.09.0	A entes descentralizados financieros no bancarios	
2.1.1.0.5.2.01.10.0	Al Poder Estadal	
2.1.1.0.5.2.01.11.0	Al Poder Municipal	
2.1.1.0.5.2.01.12.0	Subsidios e incentivos otorgados por normas externas	
2.1.1.0.5.2.03.00.0	Donaciones corrientes al sector público	
2.1.1.0.5.2.03.01.0	A la República	
2.1.1.0.5.2.03.02.0	A los entes descentralizados sin fines empresariales	
2.1.1.0.5.2.03.03.0	A instituciones de protección social	
2.1.1.0.5.2.03.04.0	A entes descentralizados con fines empresariales petroleros	
2.1.1.0.5.2.03.05.0	A entes descentralizados con fines empresariales no petroleros	
2.1.1.0.5.2.03.06.0	A entes descentralizados financieros bancarios	
2.1.1.0.5.2.03.07.0	A entes descentralizados financieros no bancarios	
2.1.1.0.5.2.03.08.0	Al Poder Estadal	
2.1.1.0.5.2.03.09.0	Al Poder Municipal	
2.1.1.0.5.3.00.00.0	Al sector externo	
2.1.1.0.5.3.01.00.0	Transferencias corrientes al exterior	
2.1.1.0.5.3.01.01.0	Becas de capacitación e investigación en el exterior	
2.1.1.0.5.3.01.02.0	A instituciones sin fines de lucro	
2.1.1.0.5.3.01.03.0	A gobiernos extranjeros	
2.1.1.0.5.3.01.04.0	A organismos internacionales	
2.1.1.0.5.3.02.00.0	Donaciones corrientes al exterior	
2.1.1.0.5.3.02.01.0	A personas	
2.1.1.0.5.3.02.02.0	A organismos a instituciones sin fines de lucro	
2.1.1.0.5.3.02.03.0	A gobiernos extranjeros	
2.1.1.0.5.3.02.04.0	A organismos internacionales	
2.1.1.0.6.0.00.00.0	OTROS GASTOS CORRIENTES	
2.1.1.0.6.3.00.00.0	Pérdidas en operaciones cambiarias	
2.1.1.0.6.4.00.00.0	Pérdidas por ventas de activos	
2.1.1.0.6.5.00.00.0	Participación en pérdidas de otras empresas	
2.1.1.0.6.6.00.00.0	Obligaciones del ejercicio vigente	
2.1.1.0.6.6.01.00.0	Devoluciones de cobros indebidos	
2.1.1.0.6.6.02.00.0	Devoluciones y reintegros diversos	
2.1.1.0.6.6.03.00.0	Indemnizaciones diversas	
2.1.1.0.6.7.00.00.0	Intereses por mora	
2.1.1.0.6.8.00.00.0	Indemnizaciones y sanciones pecuniarias	
2.1.1.0.6.8.02.00.0	Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	
2.1.1.0.6.8.04.00.0	Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	
2.1.1.0.6.9.00.00.0	Otros gastos corrientes	
2.1.1.0.6.9.01.00.0	Bienes y servicios para la venta	
2.1.1.0.6.9.02.00.0	Otras perdidas	
	1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO/(DESAHORRO)	
	2. CUENTA CAPITAL	
1.1.3.0.0.0.00.00.0	**2.1 INGRESOS DE CAPITAL**	
1.1.3.0.1.0.00.00.0	RECURSOS PROPIOS DE CAPITAL	
	Ahorro/ desahorro en cuenta corriente	
1.1.3.0.1.1.00.00.0	Venta y/o desincorporación de activos fijos	

FORMA: 0425

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:

ÓRGANO DE ADSCRIPCIÓN:

PERÍODO PRESUPUESTARIO

Pág. 5/13

CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES

(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
1.1.3.0.1.1.01.00.0	De activos fijos	
1.1.3.0.1.1.02.00.0	De tierras y terrenos	
1.1.3.0.1.1.03.00.0	De activos intangibles	
1.1.3.0.1.2.00.00.0	Disminución de existencia	
1.1.3.0.1.2.01.00.0	De productos terminados y existencias	
1.1.3.0.1.2.01.01.0	De productos terminados	
1.1.3.0.1.2.01.02.0	De existencias	
1.1.3.0.1.2.02.00.0	De materias primas, materiales y suministros	
1.1.3.0.1.2.02.01.0	De materias primas	
1.1.3.0.1.2.02.02.0	De materiales y suministros	
1.1.3.0.1.2.03.00.0	De productos en proceso	
1.1.3.0.1.3.00.00.0	Incremento e la depreciación y amortización acumuladas	
1.1.3.0.2.0.00.00.0	TRANSFERENCIAS Y DONACIONES DE CAPITAL	
1.1.3.0.2.1.00.00.0	Transferencias y donaciones de capital del sector privado	
1.1.3.0.2.1.01.00.0	Transferencias de capital recibidas del sector privado	
1.1.3.0.2.1.01.01.0	De personas	
1.1.3.0.2.1.01.02.0	De instituciones sin fines de lucro	
1.1.3.0.2.1.01.03.0	De empresas privadas	
1.1.3.0.2.1.02.00.0	Donaciones de capital internas recibidas del sector privado	
1.1.3.0.2.1.02.01.0	De personas	
1.1.3.0.2.1.02.02.0	De instituciones sin fines de lucro	
1.1.3.0.2.1.02.03.0	De empresas privadas	
1.1.3.0.2.2.00.00.0	Transferencias y donaciones de capital del sector público	
1.1.3.0.2.2.01.00.0	Transferencias de capital recibidas del sector público	
1.1.3.0.2.2.01.01.0	De la República	
1.1.3.0.2.2.01.02.0	De los entes descentralizados sin fines empresariales	
1.1.3.0.2.2.01.03.0	De las instituciones de protección social	
1.1.3.0.2.2.01.04.0	De los entes descentralizados con fines empresariales petroleros	
1.1.3.0.2.2.01.05.0	De los entes descentralizados con fines empresariales no petroleros	
1.1.3.0.2.2.01.06.0	De los entes descentralizados financieros bancarios	
1.1.3.0.2.2.01.07.0	De los entes descentralizados financieros no bancarios	
1.1.3.0.2.2.01.08.0	Del Poder Estadal	
1.1.3.0.2.2.01.09.0	Del Poder Municipal	
1.1.3.0.2.2.01.99.0	Otras	
1.1.3.0.2.2.03.00.0	Donaciones de capital internas recibidas del sector público	
1.1.3.0.2.2.03.01.0	De la República	
1.1.3.0.2.2.03.02.0	De los entes descentralizados sin fines empresariales	
1.1.3.0.2.2.03.03.0	De las instituciones de protección social	
1.1.3.0.2.2.03.04.0	De los entes descentralizados con fines empresariales petroleros	
1.1.3.0.2.2.03.05.0	De los entes descentralizados con fines empresariales no petroleros	
1.1.3.0.2.2.03.06.0	De los entes descentralizados financieros bancarios	
1.1.3.0.2.2.03.07.0	De los entes descentralizados financieros no bancarios	
1.1.3.0.2.2.03.08.0	Del Poder Estadal	
1.1.3.0.2.2.03.09.0	Del Poder Municipal	
1.1.3.0.2.3.00.00.0	Transferencias y donaciones de capital del sector externo	
1.1.3.0.2.3.01.00.0	Transferencias de capital recibidas del exterior	
1.1.3.0.2.3.01.01.0	De instituciones sin fines de lucro	
1.1.3.0.2.3.01.02.0	De gobiernos extranjeros	
1.1.3.0.2.3.01.03.0	De organismos internacionales	

FORMA: 0425

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

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CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES

(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
1.1.3.0.2.3.02.00.0	Donaciones de capital recibidas del exterior	
1.1.3.0.2.3.02.01.0	De personas	
1.1.3.0.2.3.02.02.0	De instituciones sin fines de lucro	
1.1.3.0.2.3.02.03.0	De gobiernos extranjeros	
1.1.3.0.2.3.02.04.0	De organismos internacionales	
1.1.3.0.3.0.00.00.0	DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	
1.1.3.0.3.1.00.00.0	Venta de acciones y participaciones de capital por la República y entes descentralizados sin fines empresariales	
1.1.3.0.3.1.01.00.0	Del sector privado	
1.1.3.0.3.1.02.00.0	Del sector público	
1.1.3.0.3.1.02.01.0	De entes descentralizados sin fines empresariales	
1.1.3.0.3.1.02.02.0	De instituciones de protección social	
1.1.3.0.3.1.02.03.0	De entes descentralizados con fines empresariales petroleros	
1.1.3.0.3.1.02.04.0	De entes descentralizados con fines empresariales no petroleros	
1.1.3.0.3.1.02.05.0	De entes descentralizados financieros bancarios	
1.1.3.0.3.1.02.06.0	De entes descentralizados financieros no bancarios	
1.1.3.0.3.1.03.00.0	Del sector externo	
1.1.3.0.3.1.03.01.0	De organismos internacionales	
1.1.3.0.3.1.03.09.0	De otros entes del sector externo	
1.1.3.0.3.2.00.00.0	Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	
1.1.3.0.3.2.01.00.0	Al sector privado	
1.1.3.0.3.2.02.00.0	Al sector público	
1.1.3.0.3.2.02.01.0	A la República	
1.1.3.0.3.2.02.02.0	A los entes descentralizados sin fines empresariales	
1.1.3.0.3.2.02.03.0	A las instituciones de protección social	
1.1.3.0.3.2.02.04.0	A los entes descentralizados con fines empresariales petroleros	
1.1.3.0.3.2.02.05.0	A los entes descentralizados con fines empresariales no petroleros	
1.1.3.0.3.2.02.06.0	A los entes descentralizados financieros bancarios	
1.1.3.0.3.2.02.07.0	A los entes descentralizados financieros no bancarios	
1.1.3.0.3.2.02.08.0	Al Poder Estadal	
1.1.3.0.3.2.02.09.0	Al Poder Municipal	
1.1.3.0.3.3.00.00.0	Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	
1.1.3.0.3.3.01.00.0	Al sector privado	
1.1.3.0.3.3.02.00.0	Al sector público	
1.1.3.0.3.3.02.01.0	A la República	
1.1.3.0.3.3.02.02.0	A los entes descentralizados sin fines empresariales	
1.1.3.0.3.3.02.03.0	A las instituciones de protección social	
1.1.3.0.3.3.02.04.0	A los entes descentralizados con fines empresariales petroleros	
1.1.3.0.3.3.02.05.0	A los entes descentralizados con fines empresariales no petroleros	
1.1.3.0.3.3.02.06.0	A los entes descentralizados financieros bancarios	
1.1.3.0.3.3.02.07.0	A los entes descentralizados financieros no bancarios	
1.1.3.0.3.3.02.08.0	Al Poder Estadal	
1.1.3.0.3.3.02.09.0	Al Poder Municipal	
2.1.2.0.0.0.00.00.0	**2.2 GASTOS DE CAPITAL**	
2.1.2.0.1.0.00.00.0	INVERSIÓN REAL DIRECTA	
2.1.2.0.1.1.00.00.0	Formación bruta de capital fijo	
2.1.2.0.1.1.01.00.0	Edificios e instalaciones	
2.1.2.0.1.1.02.00.0	Maquinaria, equipos y otros bienes muebles	
2.1.2.0.1.1.03.00.0	Bienes preexistentes	

FORMA: 0425

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES

(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
2.1.2.0.1.1.04.00.0	Construcciones de bienes de dominio privado	
2.1.2.0.1.1.05.00.0	Construcciones de bienes de dominio público	
2.1.2.0.1.1.07.00.0	Producción propia (gastos capitalizables)	
2.1.2.0.1.1.07.01.0	Remuneraciones	
2.1.2.0.1.1.07.01.1	Sueldos, salarios y otras retribuciones	
2.1.2.0.1.1.07.01.2	Beneficios y complementos de sueldos y salarios	
2.1.2.0.1.1.07.01.3	Aportes patronales	
2.1.2.0.1.1.07.01.4	Prestaciones sociales y otras indemnizaciones	
2.1.2.0.1.1.07.01.5	Asistencia socioeconómica	
2.1.2.0.1.1.07.02.0	Compra de bienes y servicios	
2.1.2.0.1.1.07.02.1	Bienes de consumo	
2.1.2.0.1.1.07.02.2	Servicios no personales	
2.1.2.0.1.1.07.03.0	Impuestos indirectos	
2.1.2.0.1.1.07.04.0	Intereses capitalizables	
2.1.2.0.1.1.07.04.1	Intereses capitalizables internos	
2.1.2.0.1.1.07.04.2	Intereses capitalizables externos	
2.1.2.0.1.1.07.05.0	Alquiler de tierras y terrenos	
2.1.2.0.1.1.08.00.0	Impuestos indirectos capitalizables asociados la contratación con terceros	
2.1.2.0.1.2.00.00.0	Incremento de existencias	
2.1.2.0.1.2.01.00.0	De productos terminados y existencias	
2.1.2.0.1.2.01.01.0	De productos terminados	
2.1.2.0.1.2.01.02.0	De existencias	
2.1.2.0.1.2.02.00.0	De materias primas y materiales y suministros	
2.1.2.0.1.2.02.01.0	De materias primas	
2.1.2.0.1.2.02.02.0	De materiales y suministros	
2.1.2.0.1.2.03.00.0	De productos en proceso	
2.1.2.0.1.3.00.00.0	Tierras y terrenos	
2.1.2.0.1.4.00.00.0	Bienes intangibles	
2.1.2.0.2.0.00.00.0	TRANSFERENCIAS Y DONACIONES DE CAPITAL	
2.1.2.0.2.1.00.00.0	Al sector privado	
2.1.2.0.2.1.01.00.0	Transferencias de capital al sector privado	
2.1.2.0.2.1.01.01.0	A personas	
2.1.2.0.2.1.01.02.0	A instituciones sin fines de lucro	
2.1.2.0.2.1.01.03.0	A empresas privadas	
2.1.2.0.2.1.01.04.0	A consejos comunales	
2.1.2.0.2.1.02.00.0	Donaciones de capital al sector privado	
2.1.2.0.2.1.02.01.0	A personas	
2.1.2.0.2.1.02.02.0	A instituciones sin fines de lucro	
2.1.2.0.2.1.02.03.0	A consejos comunales	
2.1.2.0.2.2.00.00.0	Al sector público	
2.1.2.0.2.2.01.00.0	Transferencias de capital al sector público	
2.1.2.0.2.2.01.01.0	A la República	
2.1.2.0.2.2.01.02.0	A los entes descentralizados sin fines empresariales	
2.1.2.0.2.2.01.03.0	A instituciones de protección social	
2.1.2.0.2.2.01.04.0	A entes descentralizados con fines empresariales petroleros	
2.1.2.0.2.2.01.05.0	A entes descentralizados con fines empresariales no petroleros	
2.1.2.0.2.2.01.06.0	A entes descentralizados financieros bancarios	
2.1.2.0.2.2.01.07.0	A entes descentralizados financieros no bancarios	
2.1.2.0.2.2.01.08.0	Al Poder Estadal	

FORMA: 0425

(1) CODIGO PRESUPUESTARIO Y DENOMINACION DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO
DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES
(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
2.1.2.0.2.2.01.09.0	Al Poder Municipal	
2.1.2.0.2.2.03.00.0	Donaciones de capital al sector público	
2.1.2.0.2.2.03.01.0	A la República	
2.1.2.0.2.2.03.02.0	A los entes descentralizados sin fines empresariales	
2.1.2.0.2.2.03.03.0	A instituciones de protección social	
2.1.2.0.2.2.03.04.0	A entes descentralizados con fines empresariales petroleros	
2.1.2.0.2.2.03.05.0	A entes descentralizados con fines empresariales no petroleros	
2.1.2.0.2.2.03.06.0	A entes descentralizados financieros bancarios	
2.1.2.0.2.2.03.07.0	A entes descentralizados financieros no bancarios	
2.1.2.0.2.2.03.08.0	Al Poder Estadal	
2.1.2.0.2.2.03.09.0	Al Poder Municipal	
2.1.2.0.2.3.00.00.0	Al sector externo	
2.1.2.0.2.3.01.00.0	Transferencias de capital al exterior	
2.1.2.0.2.3.01.01.0	A personas	
2.1.2.0.2.3.01.02.0	A instituciones sin fines de lucro	
2.1.2.0.2.3.01.03.0	A gobiernos extranjeros	
2.1.2.0.2.3.01.04.0	A organismos internacionales	
2.1.2.0.2.3.02.00.0	Donaciones de capital al exterior	
2.1.2.0.2.3.02.01.0	A personas	
2.1.2.0.2.3.02.02.0	A instituciones sin fines de lucro	
2.1.2.0.2.3.02.03.0	A gobiernos extranjeros	
2.1.2.0.2.3.02.04.0	A organismos internacionales	
2.1.2.0.3.0.00.00.0	INVERSIÓN FINANCIERA	
2.1.2.0.3.1.00.00.0	Aportes en acciones y participaciones de capital	
2.1.2.0.3.1.01.00.0	Al sector privado	
2.1.2.0.3.1.02.00.0	Al sector público	
2.1.2.0.3.1.02.01.0	A entes descentralizados sin fines empresariales	
2.1.2.0.3.1.02.02.0	A instituciones de protección social	
2.1.2.0.3.1.02.03.0	A entes descentralizados con fines empresariales petroleros	
2.1.2.0.3.1.02.04.0	A entes descentralizados con fines empresariales no petroleros	
2.1.2.0.3.1.02.05.0	A entes descentralizados financieros bancarios	
2.1.2.0.3.1.02.06.0	A entes descentralizados financieros no bancarios	
2.1.2.0.3.1.03.00.0	Al sector externo	
2.1.2.0.3.1.03.01.0	A organismos internacionales	
2.1.2.0.3.1.03.02.0	Otros aportes al sector externo	
2.1.2.0.3.2.00.00.0	Concesión de préstamos a corto plazo	
2.1.2.0.3.2.01.00.0	Al sector privado	
2.1.2.0.3.2.02.00.0	Al sector público	
2.1.2.0.3.2.02.01.0	A la República	
2.1.2.0.3.2.02.02.0	A entes descentralizados sin fines empresariales	
2.1.2.0.3.2.02.03.0	A instituciones de protección social	
2.1.2.0.3.2.02.04.0	A entes descentralizados con fines empresariales petroleros	
2.1.2.0.3.2.02.05.0	A entes descentralizados con fines empresariales no petroleros	
2.1.2.0.3.2.02.06.0	A entes descentralizados financieros bancarios	
2.1.2.0.3.2.02.07.0	A entes descentralizados financieros no bancarios	
2.1.2.0.3.2.02.08.0	Al Poder Estadal	
2.1.2.0.3.2.02.09.0	Al Poder Municipal	
2.1.2.0.3.3.00.00.0	Concesión de préstamos a largo plazo	
2.1.2.0.3.3.01.00.0	Al sector privado	

FORMA: 0425

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:

ÓRGANO DE ADSCRIPCIÓN:

PERÍODO PRESUPUESTARIO

CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO
DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES
(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
2.1.2.0.3.3.02.00.0	Al sector público	
2.1.2.0.3.3.02.01.0	A la República	
2.1.2.0.3.3.02.02.0	A entes descentralizados sin fines empresariales	
2.1.2.0.3.3.02.03.0	A instituciones de protección social	
2.1.2.0.3.3.02.04.0	A entes descentralizados con fines empresariales petroleros	
2.1.2.0.3.3.02.05.0	A entes descentralizados con fines empresariales no petroleros	
2.1.2.0.3.3.02.06.0	A entes descentralizados financieros bancarios	
2.1.2.0.3.3.02.07.0	A entes descentralizados financieros no bancarios	
2.1.2.0.3.3.02.08.0	Al Poder Estadal	
2.1.2.0.3.3.02.09.0	Al Poder Municipal	
	2.3 RESULTADO FINANCIERO: SUPERÁVIT/(DÉFICIT)	
	3. CUENTA FINANCIERA	
1.2.0.0.0.0.00.00.0	**3.1 FUENTES DE FINANCIAMIENTO**	
1.2.1.0.0.0.00.00.0	DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	
1.2.1.0.4.0.00.00.0	Venta de títulos - valores que no otorgan propiedad	
1.2.1.0.4.1.00.00.0	Venta de títulos y valores de corto plazo	
1.2.1.0.4.1.01.00.0	Venta de títulos y valores privados	
1.2.1.0.4.1.02.00.0	Venta de títulos y valores públicos	
1.2.1.0.4.1.03.00.0	Venta de títulos y valores externos	
1.2.1.0.4.2.00.00.0	Venta de títulos y valores de largo plazo	
1.2.1.0.4.2.01.00.0	Venta de títulos y valores privados	
1.2.1.0.4.2.02.00.0	Venta de títulos y valores públicos	
1.2.1.0.4.2.03.00.0	Venta de títulos y valores externos	
1.2.1.0.9.0.00.00.0	Disminución de otros activos financieros	
1.2.1.0.9.1.00.00.0	Disminución de disponibilidades	
1.2.1.0.9.1.01.00.0	Disminución de caja	
1.2.1.0.9.1.02.00.0	Disminución de bancos	
1.2.1.0.9.1.03.00.0	Disminución de inversiones temporales	
1.2.1.0.9.2.00.00.0	Disminución de cuentas por cobrar a corto plazo	
1.2.1.0.9.2.01.00.0	Disminución de cuentas comerciales por cobrar a corto plazo	
1.2.1.0.9.2.02.00.0	Disminución de rentas por recaudar a corto plazo	
1.2.1.0.9.2.03.00.0	Disminución de deudas de cuentas por rendir a corto plazo	
1.2.1.0.9.2.03.02.0	Disminución de deudas de cuentadantes por rendir de fondos en anticipos a corto plazo	
1.2.1.0.9.2.09.00.0	Disminución de otras cuentas por cobrar a corto plazo	
1.2.1.0.9.3.00.00.0	Disminución de efectos por cobrar a corto plazo	
1.2.1.0.9.3.01.00.0	Disminución de efectos comerciales por cobrar a corto plazo	
1.2.1.0.9.3.09.00.0	Disminución de otros efectos por cobrar a corto plazo	
1.2.1.0.9.4.00.00.0	Disminución de cuentas por cobrar a mediano y largo plazo	
1.2.1.0.9.4.01.00.0	Disminución de cuentas comerciales por cobrar a mediano y largo plazo	
1.2.1.0.9.4.02.00.0	Disminución de rentas por recaudar a mediano y largo plazo	
1.2.1.0.9.4.09.00.0	Disminución de otras cuentas por cobrar a mediano y largo plazo	
1.2.1.0.9.5.00.00.0	Disminución de efectos por cobrar a mediano y largo plazo	
1.2.1.0.9.5.01.00.0	Disminución de efectos comerciales por cobrar a mediano y largo plazo	
1.2.1.0.9.5.09.00.0	Disminución de otros efectos por cobrar a mediano y largo plazo	
1.2.1.0.9.6.00.00.0	Disminución de fondos en avance, en anticipo y en fideicomiso	
1.2.1.0.9.6.02.00.0	Disminución de fondos en anticipos	
1.2.1.0.9.6.03.00.0	Disminución de fondos en fideicomiso	

FORMA: 0425

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES

(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
1.2.1.0.9.6.04.00.0	Disminución de anticipos a proveedores	
1.2.1.0.9.6.05.00.0	Disminución de anticipos a contratistas por contratos a corto plazo	
1.2.1.0.9.6.06.00.0	Disminución de anticipos a contratistas por contratos a mediano y largo plazo	
1.2.1.0.9.6.07.00.0	Disminución de activos diferidos a corto plazo	
1.2.1.0.9.6.08.00.0	Disminución de activos diferidos a mediano y largo plazo	
1.2.1.0.9.7.00.00.0	Disminución de activos en proceso judicial	
1.2.1.0.9.8.00.00.0	Disminución de otros activos financieros circulantes	
1.2.1.0.9.9.00.00.0	Disminución de otros activos financieros no circulantes	
1.2.2.0.0.0.00.00.0	INCREMENTO DE PASIVOS	
1.2.2.0.1.0.00.00.0	Incremento de cuentas y efectos por pagar	
1.2.2.0.1.1.00.00.0	Incremento de cuentas y efectos por pagar a corto plazo	
1.2.2.0.1.1.01.00.0	Incremento de sueldos, salarios y otras remuneraciones por pagar	
1.2.2.0.1.1.02.00.0	Incremento de aportes patronales y retenciones laborales por pagar	
1.2.2.0.1.1.02.01.0	Incremento de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	
1.2.2.0.1.1.02.02.0	Incremento de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme),)	
1.2.2.0.1.1.02.03.0	Incremento de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	
1.2.2.0.1.1.02.04.0	Incremento de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	
1.2.2.0.1.1.02.05.0	Incremento de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	
1.2.2.0.1.1.02.06.0	Incremento de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	
1.2.2.0.1.1.02.07.0	Incremento de aportes patronales y retenciones laborales por pagar a caja de ahorros	
1.2.2.0.1.1.02.08.0	Incremento de aportes patronales y retenciones laborales por pagar a organismos de seguridad social	
1.2.2.0.1.1.02.09.0	Incremento de aportes patronales y retenciones laborales por pagar al Instituto Nacional de Capacitación Educativa Socialista (INCES)	
1.2.2.0.1.1.02.10.0	Incremento de aportes patronales y retenciones laborales por pagar por pensión alimenticia	
1.2.2.0.1.1.02.11.0	Incremento de otros aportes patronales por pagar	
1.2.2.0.1.1.02.12.0	Incremento de otras retenciones laborales por pagar	
1.2.2.0.1.1.03.00.0	Incremento cuentas por pagar a proveedores a corto plazo	
1.2.2.0.1.1.04.00.0	Incremento de efectos por pagar a proveedores a corto plazo	
1.2.2.0.1.1.05.00.0	Incremento de cuentas por pagar a contratistas a corto plazo	
1.2.2.0.1.1.06.00.0	Incremento de efectos por pagar a contratistas a corto plazo	
1.2.2.0.1.1.07.00.0	Incremento de intereses por pagar	
1.2.2.0.1.1.07.01.0	Incremento de intereses internos por pagar	
1.2.2.0.1.2.00.00.0	Incremento de cuentas y efectos por pagar a mediano y largo plazo	
1.2.2.0.1.2.01.00.0	Incremento de cuentas por pagar a proveedores a mediano y largo plazo	
1.2.2.0.1.2.02.00.0	Incremento de efectos por pagar a proveedores a mediano y largo plazo	
1.2.2.0.1.2.03.00.0	Incremento de cuentas por pagar a contratistas a mediano y largo plazo	
1.2.2.0.1.2.04.00.0	Incremento de efectos por pagar a contratistas a mediano y largo plazo	
1.2.2.0.1.3.00.00.0	Incremento de otras cuentas y efectos por pagar	
1.2.2.0.1.3.01.00.0	Incremento de otras cuentas por pagar a corto plazo	
1.2.2.0.1.3.03.00.0	Incremento de otros efectos por pagar a corto plazo	
1.2.2.0.3.0.00.00.0	Incremento de otros pasivos	
1.2.2.0.3.1.00.00.0	Incremento de pasivos diferidos a corto plazo	
1.2.2.0.3.3.00.00.0	Incremento de provisiones y reservas técnicas	
1.2.2.0.3.3.01.00.0	Incremento de provisiones	
1.2.2.0.3.3.01.01.0	Incremento de provisiones para cuentas incobrables	
1.2.2.0.3.3.01.02.0	Incremento de provisiones para despidos	
1.2.2.0.3.3.01.03.0	Incremento de provisiones para pérdidas de inventario	
1.2.2.0.3.3.01.04.0	Incremento de provisiones para beneficios sociales	
1.2.2.0.3.3.01.09.0	Incremento de otras provisiones	
1.2.2.0.3.3.02.00.0	Incremento de reservas técnicas	

FORMA: 0425

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO
DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES
(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
1.2.2.0.3.4.00.00.0	Incremento de fondos de terceros	
1.2.2.0.3.4.01.00.0	Incremento de depósitos recibidos en garantía	
1.2.2.0.3.4.02.00.0	Incremento de otros fondos de terceros	
1.2.2.0.3.8.00.00.0	Incremento de otros pasivos a corto plazo	
1.2.2.0.3.9.00.00.0	Incremento de otros pasivos a mediano y largo plazo	
1.2.4.0.0.0.00.00.0	INCREMENTO DEL PATRIMONIO	
1.2.4.0.1.0.00.00.0	Incremento del capital	
1.2.4.0.1.1.00.00.0	Incremento del capital fiscal e institucional	
1.2.4.0.2.0.00.00.0	Incremento de reservas	
1.2.4.0.2.1.00.00.0	Incremento de reservas	
1.2.4.0.3.0.00.00.0	Ajustes por inflación	
1.2.4.0.3.1.00.00.0	Ajustes por inflación	
1.2.4.0.4.0.00.00.0	Incremento de resultados	
1.2.4.0.4.1.00.00.0	Incremento de resultados acumulados	
1.2.4.0.4.2.00.00.0	Incremento de resultados del ejercicio	
	SUPERAVIT FINANCIERO	
2.2.0.0.0.0.00.00.0	**3.2 APLICACIONES FINANCIERAS**	
2.2.1.0.0.0.00.00.0	INVERSION FINANCIERA	
2.2.1.0.4.0.00.00.0	Adquisición de títulos y valores que no otorgan propiedad	
2.2.1.0.4.1.00.00.0	Adquisición de títulos y valores a corto plazo	
2.2.1.0.4.1.01.00.0	Adquisición de títulos y valores privados	
2.2.1.0.4.1.02.00.0	Adquisición de títulos y valores públicos	
2.2.1.0.4.1.03.00.0	Adquisición de títulos y valores externos	
2.2.1.0.4.2.00.00.0	Adquisición de títulos y valores a largo plazo	
2.2.1.0.4.2.01.00.0	Adquisición de títulos y valores privados	
2.2.1.0.4.2.02.00.0	Adquisición de títulos y valores públicos	
2.2.1.0.4.2.03.00.0	Adquisición de títulos y valores externos	
2.2.1.0.9.0.00.00.0	Incremento de otros activos financieros	
2.2.1.0.9.1.00.00.0	Incremento de disponibilidades	
2.2.1.0.9.1.01.00.0	Incremento de caja	
2.2.1.0.9.1.02.00.0	Incremento de bancos	
2.2.1.0.9.1.03.00.0	Incremento de inversiones temporales	
2.2.1.0.9.2.00.00.0	Incremento de cuentas por cobrar a corto plazo	
2.2.1.0.9.2.01.00.0	Incremento de cuentas comerciales por cobrar a corto plazo	
2.2.1.0.9.2.02.00.0	Incremento de rentas por recaudar a corto plazo	
2.2.1.0.9.2.03.02.0	Incremento de deuda por rendir de fondos en anticipo	
2.2.1.0.9.2.04.00.0	Incremento de otras cuentas por cobrar a corto plazo	
2.2.1.0.9.3.00.00.0	Incremento de efectos por cobrar a corto plazo	
2.2.1.0.9.3.01.00.0	Incremento de efectos comerciales por cobrar a corto plazo	
2.2.1.0.9.3.02.00.0	Incremento de otros efectos por cobrar a corto plazo	
2.2.1.0.9.4.00.00.0	Incremento de cuentas por cobrar a mediano y largo plazo	
2.2.1.0.9.4.01.00.0	Incremento de cuentas comerciales por cobrar a mediano y largo plazo	
2.2.1.0.9.4.02.00.0	Incremento de rentas por recaudar a mediano y largo plazo	
2.2.1.0.9.4.03.00.0	Incremento de otras cuentas por cobrar a mediano y largo plazo	
2.2.1.0.9.5.00.00.0	Incremento de efectos por cobrar a mediano y largo plazo	

FORMA: 0425

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

Pág. 12/13

CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES

(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
2.2.1.0.9.5.01.00.0	Incremento de efectos comerciales por cobrar a mediano y largo plazo	
2.2.1.0.9.5.02.00.0	Incremento de otros efectos por cobrar a mediano y largo plazo	
2.2.1.0.9.6.00.00.0	Incremento de de fondos en avance, anticipos, fideicomiso y activos diferidos	
2.2.1.0.9.6.02.00.0	Incremento de fondos en Anticipo	
2.2.1.0.9.6.03.00.0	Incremento de fondos en fideicomiso	
2.2.1.0.9.6.04.00.0	Incremento de anticipos a proveedores	
2.2.1.0.9.6.05.00.0	Incremento de anticipos a contratistas por contratos de corto plazo	
2.2.1.0.9.6.06.00.0	Incremento de anticipos a contratistas por contratos de mediano y largo plazo	
2.2.1.0.9.6.07.00.0	Incremento de activos diferidos a corto plazo	
2.2.1.0.9.6.08.00.0	Incremento de activos diferidos a mediano y largo plazo	
2.2.1.0.9.7.00.00.0	Incremento de otros activos financieros circulantes	
2.2.1.0.9.8.00.00.0	Incremento de otros activos financieros no circulantes	
2.2.1.0.9.9.00.00.0	Incremento de otros activos financieros	
2.2.2.0.0.0.00.00.0	DISMINUCIÓN DE PASIVOS	
2.2.2.0.1.0.00.00.0	Disminución de cuentas y efectos por pagar	
2.2.2.0.1.1.00.00.0	Disminución de cuentas y efectos por pagar a corto plazo	
2.2.2.0.1.1.01.00.0	Disminución de sueldos, salarios y otras remuneraciones por pagar	
2.2.2.0.1.1.02.00.0	Disminución de aportes patronales y retenciones laborales por pagar	
2.2.2.0.1.1.02.01.0	Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	
2.2.2.0.1.1.02.02.0	Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	
2.2.2.0.1.1.02.03.0	Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	
2.2.2.0.1.1.02.04.0	Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	
2.2.2.0.1.1.02.05.0	Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	
2.2.2.0.1.1.02.06.0	Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	
2.2.2.0.1.1.02.07.0	Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	
2.2.2.0.1.1.02.08.0	Disminución de aportes patronales y retenciones laborales por pagar a organismos de seguridad social	
2.2.2.0.1.1.02.09.0	Disminución de aportes patronales y retenciones laborales por pagar al Instituto Nacional de Capacitación y Educación Socialista (INCES)	
2.2.2.0.1.1.02.10.0	Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	
2.2.2.0.1.1.02.11.0	Disminución de otros aportes patronales por pagar	
2.2.2.0.1.1.02.12.0	Disminución de otras retenciones laborales por pagar	
2.2.2.0.1.1.03.00.0	Disminución cuentas por pagar a proveedores a corto plazo	
2.2.2.0.1.1.04.00.0	Disminución de efectos por pagar a proveedores a corto plazo	
2.2.2.0.1.1.05.00.0	Disminución cuentas por pagar a contratistas a corto plazo	
2.2.2.0.1.1.06.00.0	Disminución de efectos por pagar a contratistas a corto	
2.2.2.0.1.1.07.00.0	Disminución de intereses por pagar	
2.2.2.0.1.1.07.01.0	Disminución de intereses internos por pagar	
2.2.2.0.1.2.00.00.0	Disminución de cuentas y efectos por pagar a mediano y largo plazo	
2.2.2.0.1.2.01.00.0	Disminución de cuentas por pagar a proveedores a mediano y largo plazo	
2.2.2.0.1.2.02.00.0	Disminución de efectos a pagar a proveedores a mediano y largo plazo	
2.2.2.0.1.2.03.00.0	Disminución de cuentas por pagar a contratistas a mediano y largo plazo	
2.2.2.0.1.2.04.00.0	Disminución de efectos a pagar a contratistas mediano y largo plazo	
2.2.2.0.1.3.00.00.0	Disminución de otras cuentas y efectos por pagar	
2.2.2.0.1.3.02.00.0	Disminución de otras cuentas por pagar a corto plazo	
2.2.2.0.1.3.03.00.0	Disminución de otros efectos por pagar a corto plazo	
2.2.2.0.3.0.00.00.0	Disminución de otros pasivos	
2.2.2.0.3.1.00.00.0	Disminución de pasivos diferidos a corto plazo	
2.2.2.0.3.1.01.00.0	Disminución de rentas diferidas por recaudar a corto plazo	
2.2.2.0.3.4.00.00.0	Disminución de provisiones y reservas técnicas	
2.2.2.0.3.4.01.00.0	Disminución de provisiones	

FORMA: 0425

ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES

(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
2.2.2.0.3.4.01.01.0	Disminución de provisiones para cuentas incobrables	
2.2.2.0.3.4.01.02.0	Disminución de provisiones para despidos	
2.2.2.0.3.4.01.03.0	Disminución de provisiones para pérdidas en el inventario	
2.2.2.0.3.4.01.04.0	Disminución de provisiones para beneficios sociales	
2.2.2.0.3.4.01.09.0	Disminución de otras provisiones	
2.2.2.0.3.4.02.00.0	Disminución de reservas técnicas	
2.2.2.0.3.5.00.00.0	Disminución de fondos de terceros	
2.2.2.0.3.5.01.00.0	Disminución de depósitos recibidos en garantía	
2.2.2.0.3.5.02.00.0	Disminución de otros fondos de terceros	
2.2.2.0.3.6.00.00.0	Disminución de otros pasivos a corto plazo	
2.2.2.0.3.7.00.00.0	Disminución de otros pasivos a mediano y largo plazo	
2.2.2.0.3.8.00.00.0	Disminución de obligaciones de ejercicios anteriores	
2.2.3.0.0.0.00.00.0	SERVICIO DE LA DEUDA PÚBLICA	
2.2.3.0.2.0.00.00.0	Servicio de la deuda pública externa	
2.2.3.0.2.4.00.00.0	Amortización de préstamos recibidos externos directos a largo plazo	
2.2.3.0.2.4.03.00.0	De instituciones financieras externas	
2.2.4.0.0.0.00.00.0	DISMINUCIÓN DEL PATRIMONIO	
2.2.4.0.1.0.00.00.0	Disminución del capital	
2.2.4.0.1.1.00.00.0	Disminución del capital fiscal e institucional	
2.2.4.0.2.0.00.00.0	Disminución de reservas	
2.2.4.0.2.1.00.00.0	Disminución de reservas	
2.2.4.0.3.0.00.00.0	Ajustes por inflación	
2.2.4.0.3.1.00.00.0	Ajustes por inflación	
2.2.4.0.4.0.00.00.0	Disminución de resultados	
2.2.4.0.4.1.00.00.0	Disminución de resultados acumulados	
2.2.4.0.4.2.00.00.0	Disminución de resultados del ejercicio	
	DÉFICIT FINANCIERO	

FORMA: 0425

FORMULARIO 0426: *RESUMEN DE SERIE ESTADÍSTICA*S

A. Objetivo

Presentar un resumen de los datos relevantes de la Cuenta Ahorro-Inversión-Financiamiento del ente, para los años que se especifican en el formulario, a los fines de observar y analizar la evolución financiera de la institución.

B. Instrucciones para el registro de la información

CAMPOS	*DESCRIPCIÓN*
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica los conceptos a tomar en cuenta para elaborar la serie estadística.
3 al 7	Señale el monto anual de la información financiera que se solicita correspondiente a los últimos cuatro (4) años anteriores al año objeto del presupuesto y el programado para el año que se presupuesta, tomando en consideración los conceptos de la columna 2.
8	Indique el total de recursos humanos activos del ente para las fechas indicadas.
9	Indique la denominación de las metas del ente y la unidad de medida, señalando los montos que se solicita de cada una de ellas, correspondientes a los últimos cuatro años y el programado para el año que se presupuesta.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RESUMEN DE SERIE ESTADÍSTICAS

(En Bolivares)

			Años / (2) Conceptos	(3) AÑO REAL (n-4)	(4) AÑO REAL (n-3)	(5) AÑO REAL (n-2)	(6) ULTIMO AÑO ESTIMADO (n-1)	(7) AÑO PRESUPUESTADO (n)
INFORMACIÓN FINANCIERA	GESTIÓN ECONÓMICA	INGRESOS CORRIENTES	Ingresos Propios					
			Transferencias y Donaciones del Sector Público					
			Otros Ingresos Corrientes					
		GASTOS CORRIENTES	Gastos de Consumo					
			Intereses y Gastos Financieros					
			Otros Gastos Corrientes					
			Ahorro / (Desahorro)					
			Recursos de Capital					
			Transferencias y Donaciones de Capital (Recibidas)					
			Inversión Real					
			Superavit / Déficit Financiero					
			Ajustes Contables					
	SITUACIÓN PATRIMONIAL		Activo					
			Pasivo					
			Patrimonio					
(8) Cantidad de Recursos Humanos:								

	(9) Denominación	Unidad de Medida	CANTIDADES AÑO REAL (n-4)	AÑO REAL (n-3)	AÑO REAL (n-2)	ULTIMO AÑO ESTIMADO (n-1)	AÑO PRESUPUESTADO (n)
M E T A S							

FORMA: 0426

Nota:
n= Año Presupuestado

NOTA: La información suministrada de los años reales debe corresponderse con los Estados Financieros Auditados.

FORMULARIO 0427: *PRECIOS Y/O TARIFAS PROMEDIOS*

A. Objetivo

Proporcionar una visión general de los precios y/o tarifas vigentes de los bienes y servicios ofrecidos por el ente.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Identifique los distintos bienes y/o servicios que produce el ente.
3	Indique el año cuando tuvo lugar el establecimiento del último precio y/o tarifa de los bienes y/o servicios ofertados.
4	Indique la unidad de medida del bien y/o servicio ofrecido.
5	Señale el precio y/o tarifa de los bienes y/o servicios ofrecidos por el ente para el año real, último año estimado y para el año objeto del presupuesto.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

PRECIOS Y / O TARIFAS PROMEDIOS

(En Bolívares)

			(5) PRECIOS Y TARIFAS		
(2) PRODUCTOS Y/O SERVICIOS OFRECIDOS	(3) AÑO DE VIGENCIA DEL PRECIO Y/O TARIFA ESTABLECIDO	(4) UNIDAD DE MEDIDA DEL PRODUCTO Y/O SERVICIO	AÑO REAL	ÚLTIMO AÑO ESTIMADO	AÑO PRESUPUESTADO

FORMA: 0427

B.- FORMULARIOS DE USO ESPECÍFICO PARA LOS ENTES SIN FINES EMPRESARIALES DE CARÁCTER FINANCIERO:

FORMULARIO 0428: Colocación de Fondos

FORMULARIO 0429: Créditos Concedidos

FORMULARIO 0430: Resumen de Actividades Crediticias

FORMULARIO 0431: Liquidación de Créditos Concedidos en Años Anteriores

FORMULARIO 0432: Liquidación de Créditos Concedidos en el Período Presupuestado

FORMULARIO 0433: Liquidación de Créditos

FORMULARIO 0434: Recuperación Crediticia de la Cartera Vigente

FORMULARIO 0435: Recuperación Crediticia de la Cartera Vencida

FORMULARIO 0436: Recuperación Crediticia de la Cartera en Litigio

FORMULARIO 0437: Recuperación Crediticia de la Cartera Reestructurada

FORMULARIO 0438: Resumen de las Recuperaciones Crediticias

FORMULARIO 0439: Operaciones Crediticias de la Cartera Vigente

FORMULARIO 0440: Operaciones Crediticias de la Cartera Vencida

FORMULARIO 0441: Operaciones Crediticias de la Cartera en Litigio

FORMULARIO 0442: Operaciones Crediticias de la Cartera Reestructurada

FORMULARIO 0443: Resumen de Operaciones Crediticias

FORMULARIO 0428: *COLOCACIÓN DE FONDOS*

A. Objetivo

Reflejar los valores programados de las colocaciones financieras, en sus diversas modalidades para los años que se indican.

B. Instrucciones para el registro de la información

CAMPOS	*DESCRIPCIÓN*
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Muestra el código y denominación de los conceptos descritos, de acuerdo al Clasificador Presupuestario de Recursos y Egresos.
4 y 5	Señale el monto al 31 de diciembre para el año real y último año estimado.
6	Indique la previsión trimestral de las Colocaciones de Fondos para el año presupuestado. Realice el total anual de cada concepto.
7	Totalice los montos, correspondientes a los conceptos descritos, de las columnas 4 a 6.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACION DEL ENTE:

ÓRGANO DE ADSCRIPCIÓN:

PERÍODO PRESUPUESTARIO:

COLOCACIÓN DE FONDOS

(En Bolívares)

(2) CÓDIGO	(3) CONCEPTO	(4) AÑO REAL	(5) ÚLTIMO AÑO ESTIMADO	(6) AÑO PRESUPUESTADO				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
4.05.02.00.00	**ADQUISICIÓN DE TÍTULOS Y VALORES QUE NO OTORGAN PROPIEDAD**							
4.05.02.01.00	**Adquisición de títulos y valores a corto plazo**							
4.05.02.01.01	Adquisición de títulos y valores privados							
4.05.02.01.02	Adquisición de títulos y valores públicos							
4.05.02.01.03	Adquisición de títulos y valores externos							
4.05.02.02.00	**Adquisición de títulos y valores a largo plazo**							
4.05.02.02.01	Adquisición de títulos y valores privados							
4.05.02.02.02	Adquisición de títulos y valores Públicos							
4.05.02.02.03	Adquisición de títulos y valores externos							
4.05.03.00.00	**CONCESIÓN DE PRESTAMOS A CORTO PLAZO**							
4.05.03.01.00	Concesión de préstamos al sector privado a corto plazo							
4.05.03.02.00	Concesión de préstamos al sector público a corto plazo							
4.05.04.00.00	**CONCESIÓN DE PRESTAMOS A LARGO PLAZO**							
4.05.04.01.00	Concesión de préstamos al sector privado a largo plazo							
4.05.04.02.00	Concesión de préstamos al sector público a largo plazo							
4.05.05.00.00	**INCREMENTO DE DISPONIBILIDADES**							
4.05.05.03.00	Incremento de Inversiones Temporales							
	(7) TOTAL							

FORMA: 0428

FORMULARIO 0429: *CRÉDITOS CONCEDIDOS*

A. Objetivo

Reflejar los valores reales y previstos de las operaciones crediticias concedidas por la Institución, independientemente que, por algún motivo, no se respalden posteriormente con el correspondiente contrato.

Los créditos otorgados son las solicitudes presentadas y aceptadas por la institución, a los efectos de este formulario.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Muestra la denominación de los créditos por actividad económica.
3 y 4	Señale el monto de los créditos otorgados por el ente durante el año real y último año estimado.
5	Indique los montos de la programación de las operaciones crediticias que el ente espera realizar trimestralmente, para el año objeto del presupuesto. Efectúe el total anual para cada concepto.
6	Señale los totales de las columnas: N° 3 a la N° 5.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACION DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

CRÉDITOS CONCEDIDOS

(En Bolívares)

(2) ACTIVIDAD ECONÓMICA	(3) AÑO REAL	(4) ÚLTIMO AÑO ESTIMADO	(5) AÑO PRESUPUESTADO				
			TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTALES
EN EL CORTO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
EN EL LARGO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
(6) TOTAL							

FORMA: 0429

FORMULARIO 0430: *RESUMEN DE ACTIVIDADES CREDITICIAS*

A. Objetivos

Reflejar estadísticamente el comportamiento de las actividades crediticias.

B. Instrucciones para el registro de la información

CAMPOS	*DESCRIPCIÓN*
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica los conceptos que se requiere detallar para los años real, último año estimado y presupuestado.
3	Señale los números o montos, según los conceptos identificados en la columna 2, para el año real, último año estimado y presupuestado.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

RESUMEN DE ACTIVIDADES CREDITICIAS

DESCRIPCIÓN (2)	(3) PERÍODOS PRESUPUESTARIOS		
	AÑO REAL	ÚLTIMO AÑO ESTIMADO	AÑO PRESUPUESTADO
- NÚMERO DE SOLICITUDES PRESENTADAS (N°)			
- MONTO DE SOLICITUDES PRESENTADAS (Bs.)			
- NÚMERO DE CRÉDITOS CONCEDIDOS (N°)			
- MONTO DE CRÉDITOS CONCEDIDOS (Bs.)			
- NÚMERO DE CRÉDITOS LIQUIDADOS (Bs.)			
- MONTO DE CRÉDITOS LIQUIDADOS (Bs.)			

FORMA: 0430

FORMULARIO 0431: *LIQUIDACIÓN DE CRÉDITOS CONCEDIDOS EN AÑOS ANTERIORES*

A. Objetivo

Reflejar los valores reales y previstos de los créditos pendientes por otorgar al 31 de diciembre del año anterior y que serán liquidados en el año presupuestado.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Muestra la denominación de los créditos por actividad económica. Se entiende por "Actividad Económica" aquellas que permiten la generación de riqueza dentro de una comunidad (ciudad, región, país) mediante la extracción, transformación y distribución de los recursos naturales o bien de algún servicio; teniendo como fin la satisfacción de las necesidades humanas. Algunas actividades económicas son la agricultura, la industria, la construcción, el comercio, el turismo, las comunicaciones, entre otras.
3	Señale los compromisos pendientes al 31 de diciembre del último año estimado. Se refiere a los créditos otorgados en años anteriores al presupuestado. Estos importes pueden ser: a) Entregados o dispuestos por los prestatarios durante alguno de los meses objeto del presupuesto. b) Pendientes a final de ejercicio. c) Anulados. Estos últimos se pueden calcular como resultado de la suma algebraica de los valores incluidos en las columnas del formulario.

CAMPOS	DESCRIPCIÓN
4	Indique la previsión trimestral de los montos para el año objeto del presupuesto. Totalice la previsión anual para cada ítem.
5	Señale el total de los compromisos pendientes al final del año presupuestado.
6	Coloque los totales de cada columna 3 a 5.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

LIQUIDACIÓN DE CRÉDITOS CONCEDIDOS EN AÑOS ANTERIORES

(En Bolívares)

(2) ACTIVIDAD ECONÓMICA	(3) COMPROMISOS PENDIENTES ÚLTIMO AÑO ESTIMADO	(4) AÑO PRESUPUESTADO					(5) COMPROMISOS PENDIENTES AL FINAL DEL AÑO PRESUPUESTADO
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL AÑO	
EN EL CORTO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
EN EL LARGO PLAZO:							
- SECTOR PÚBLICO:							
AGRICOLA							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
(6) TOTAL							

FORMA: 0431

FORMULARIO 0432: *LIQUIDACIÓN DE CRÉDITOS OTORGADOS EN EL PERÍODO PRESUPUESTADO.*

A. Objetivo

Reflejar los valores de los créditos liquidados que serán saldados en el año presupuestado.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Muestra la denominación de los créditos por actividad económica.
3	Previsión trimestral para el año objeto del presupuesto. Señale el total anual de los montos liquidados por ítem.
4	Escriba los totales de cada columna.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

LIQUIDACIÓN DE CRÉDITOS OTORGADOS EN EL PERÍODO PRESUPUESTADO

(En Bolívares)

(2) ACTIVIDAD ECONÓMICA	(3) AÑO PRESUPUESTADO				
	TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
EN EL CORTO PLAZO:					
- SECTOR PÚBLICO:					
Agrícola					
Industrial					
Construcción					
Comercial					
Microcréditos					
Turismo					
Hipotecaria					
Crédito al consumo					
Vehículos					
Otros (Detallar)					
- SECTOR PRIVADO:					
Agrícola					
Industrial					
Construcción					
Comercial					
Microcréditos					
Turismo					
Hipotecaria					
Crédito al consumo					
Vehículos					
Otros (Detallar)					
EN EL LARGO PLAZO:					
- SECTOR PÚBLICO:					
Agrícola					
Industrial					
Construcción					
Comercial					
Microcréditos					
Turismo					
Hipotecaria					
Crédito al consumo					
Vehículos					
Otros (Detallar)					
- SECTOR PRIVADO:					
Agrícola					
Industrial					
Construcción					
Comercial					
Microcréditos					
Turismo					
Hipotecaria					
Crédito al consumo					
Vehículos					
Otros (Detallar)					
(4) TOTAL					

FORMA: 0432

FORMULARIO 0433: LIQUIDACIÓN DE CRÉDITOS

A. Objetivo

Reflejar los valores reales y previstos, para los años que se indican, de las entregas de los créditos por saldar con contrato de formalización.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Muestra la denominación de los créditos por actividad económica.
3	Señale el monto de la liquidación de crédito, según los ítems de la columna N° 2, para el año real.
4	Señale el monto de la liquidación de crédito, según los ítems de la columna N° 2, para el año último año estimado.
5	Indique la previsión trimestral para el año objeto del presupuesto. Señale el monto total, producto de la sumatoria de los trimestres correspondientes. Los valores de las columnas de la previsión trimestral del formulario "Liquidación de los Créditos", deben ser iguales al total de la suma de las cifras trimestrales "Liquidación de Créditos Concedidos en Años Anteriores" más "Liquidación de Créditos Otorgados en el Periodo Presupuestado".
6	Indique el monto total de cada columna desde la N° 3 a la N° 5.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

LIQUIDACIÓN DE CRÉDITOS
(En Bolívares)

(2) ACTIVIDAD ECONÓMICA	(3) AÑO REAL	(4) ÚLTIMO AÑO ESTIMADO	(5) AÑO PRESUPUESTO				
			TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTALES
EN EL CORTO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
EN EL LARGO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
(6) TOTAL							

FORMA: 0433

FORMULARIO 0434: *RECUPERACIÓN CREDITICIA DE LA CARTERA VIGENTE*

A. Objetivo

Indicar los valores monetarios de las amortizaciones cobradas de la cartera de créditos que se encuentran al día.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica la clasificación de la "Actividad Económica".
3	Señale el monto del saldo al 31 de diciembre del año real.
4	Señale el monto al 31 de diciembre para el último año estimado.
5	Indique la previsión trimestral del presupuesto que se formula. Totalice los montos anuales de los distintos conceptos indicados en la columna 2, producto de la sumatoria de los trimestres correspondientes. El total de la recuperación de esta cartera, tiene que coincidir con ingresos efectivos en caja por estos conceptos tanto en el corto plazo, como en el mediano plazo, reflejado en el Formulario: "Presupuesto de Caja". Dichos totales no tienen que ser iguales al reflejado en el FORMULARIO: "Operaciones Crediticias de la Cartera Vigente".
6	Indique el monto total de los campos contenidos desde las columnas: N° 3 a la N° 5

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RECUPERACIÓN CREDITICIA DE LA CARTERA VIGENTE
(En Bolívares)

(2) ACTIVIDAD ECONÓMICA	(3) AÑO REAL	(4) ULTIMO AÑO ESTIMADO	(5) AÑO PRESUPUESTADO				
			TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTALES
EN EL CORTO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
EN EL LARGO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
(6) TOTAL							

FORMA: 0434

FORMULARIO 0435: *RECUPERACIÓN CREDITICIA DE LA CARTERA VENCIDA*

A. Objetivo

Indicar los valores monetarios de las amortizaciones cobradas de la cartera de créditos que se encuentran vencidos.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica la clasificación de la "Actividad Económica".
3	Señale el monto del saldo al 31 de diciembre del año real.
4	Señale el saldo al 31 de diciembre último año estimado.
5	Indique la previsión trimestral del presupuesto que se formula. Totalice los montos anuales de los distintos conceptos indicados en la columna 2, producto de la sumatoria de los trimestres correspondientes. El total de la recuperación de esta cartera, tiene que coincidir con ingresos efectivos en caja por estos conceptos tanto en el corto plazo como en el mediano plazo. Dichos totales no tienen que ser iguales al reflejado en el FORMULARIO: "Operaciones Crediticias de la Cartera Vencida".
6	Indique el monto total de los campos contenidos desde las columnas: N° 3 a la N° 5

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RECUPERACIÓN CREDITICIA DE LA CARTERA VENCIDA
(En Bolívares)

(2) ACTIVIDAD ECONÓMICA	(3) AÑO REAL	(4) ULTIMO AÑO ESTIMADO	(5) AÑO PRESUPUESTADO				
			TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTALES
EN EL CORTO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
EN EL LARGO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
(6) TOTAL							

FORMA: 0435

FORMULARIOS 0436: *RECUPERACIÓN CREDITICIA DE LA CARTERA EN LITIGIO*

A. Objetivo

Indicar los valores monetarios de las amortizaciones cobradas de la cartera de créditos que se encuentran en litigio.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica la clasificación de la "Actividad Económica".
3	Señale el monto del saldo al 31 de diciembre del año real.
4	Señale el monto del saldo al 31 de diciembre del último año estimado.
5	Señale la previsión trimestral del presupuesto que se formula. Totalice los montos anuales de los distintos conceptos indicados en la columna 2, producto de la sumatoria de los trimestres correspondientes. El total de la recuperación de esta cartera, tiene que coincidir con ingresos efectivos en caja por estos conceptos tanto en el corto plazo como en el mediano plazo. Dichos totales no tienen que ser iguales al reflejado en el FORMULARIO: "Operaciones Crediticias de la Cartera en Litigio".
6	Indique el monto total de los campos contenidos desde las columnas: N° 3 a la N° 5.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RECUPERACIÓN CREDITICIA DE LA CARTERA EN LITIGIO

(En Bolívares)

(2) ACTIVIDAD ECONÓMICA	(3) AÑO REAL	(4) ÚLTIMO AÑO ESTIMADO	(5) AÑO PRESUPUESTADO				
			TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTALES
RECUPERACIÓN EN EFECTIVO							
EN EL CORTO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
RECUPERACIÓN EN DACION DE PAGO							
EN EL CORTO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
(6) TOTAL							

FORMA: 0436

FORMULARIO 0437: *RECUPERACIÓN CREDITICIA DE LA CARTERA REESTRUCTURADA.*

A. Objetivo

Indicar los valores monetarios de las amortizaciones cobradas de la cartera de créditos que se encuentran en reestructuración de pago.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica la clasificación de la "Actividad Económica".
3	Señale el saldo al 31 de diciembre del año real.
4	Señale el monto del saldo al 31 de diciembre del último año estimado.
5	Indique la previsión trimestral del presupuesto que se formula. Totalice los montos anuales de los distintos conceptos indicados en la columna 2, producto de la sumatoria de los trimestres correspondientes. El total de la recuperación de esta cartera, tiene que coincidir con ingresos efectivos en caja por estos conceptos tanto en el corto plazo como en el mediano plazo. Dichos totales no tienen que ser iguales al reflejado en el FORMULARIO: "Operaciones Crediticias de la Cartera en Reestructuración".
6	Indique los totales de los campos contenidos desde las columnas: N° 3 a la N°5.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RECUPERACIÓN CREDITICIA DE LA CARTERA REESTRUCTURADA
(En Bolívares)

(2) ACTIVIDAD ECONÓMICA	(3) AÑO REAL	(4) ÚLTIMO AÑO ESTIMADO	(5) AÑO PRESUPUESTADO				
			TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTALES
EN EL CORTO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
EN EL LARGO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
(6) TOTAL							

FORMA: 0437

FORMULARIO 0438: *RESUMEN DE LAS RECUPERACIONES CREDITICIAS.*

A. Objetivo

Reflejar en forma breve los movimientos de las recuperaciones crediticias durante el año anterior al vigente (real), el año vigente (último año estimado) y el año presupuestado.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCION
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica la clasificación de la "Actividad Económica"
3	Señale el saldo al 31 de diciembre del año real.
4	Señale el monto del saldo al 31 de diciembre del último año estimado.
5	Indique el monto anual del presupuesto que se formula, para los créditos vigentes, vencidos, en litigio y reestructurados. Totalice los montos anuales de los distintos conceptos indicados en la columna 2.
6	Indique el monto total de los campos contenidos desde las columnas: N° 3 a la N° 5

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RESUMEN DE LAS RECUPERACIONES CREDITICIAS

(En Bolívares)

(2) DENOMINACIÓN	(3) AÑO REAL	(4) ÚLTIMO AÑO ESTIMADO	(5) AÑO PRESUPUESTADO				
			CRÉDITOS VIGENTES	CRÉDITOS VENCIDOS	CRÉDITOS EN LITIGIO	CRÉDITOS REESTRUCTURADOS	TOTAL
EN EL CORTO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
EN EL LARGO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
(6) TOTAL							

FORMA: 0438

FORMULARIO 0439: *OPERACIONES CREDITICIAS DE LA CARTERA VIGENTE*

A. Objetivo

Reflejar el movimiento de la previsión de las cuentas de la cartera de créditos vigente y de los proyectos especiales de financiamiento.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica la clasificación de la "Actividad Económica". La información está ordenada por actividad según corresponda a instituciones de crédito o a particulares.
3	Señale los valores según saldos al 31-12 del año real (anterior al vigente).
4	Señale los valores según saldos del último año estimado (año vigente).
5	Registre el monto por el incremento en las liquidaciones de crédito, para del año presupuestado, según los conceptos de la columna N° 2. Este monto debe coincidir con la columna total de la sumatoria trimestral en la columna N° 5 reflejado en el formulario 0433 "Liquidación de los Créditos".
6	Indique la previsión para el año objeto del presupuesto del movimiento por concepto de "Disminución por Recuperaciones de los Créditos de la Cartera Vigente", salvo en la parte correspondiente imputable a créditos vencidos que deberá figurar como previsión en la columna 7 de este formulario.
7	Indique la previsión para el año objeto del presupuesto considerado por la institución como nuevos créditos vencidos. El total incluido en esta columna, más el correspondiente de la anterior No. 6 de este formulario, constituye el total del movimiento acreedor de esta cuenta.
8	Registre el monto de la previsión para contingencia de carteras.

CAMPOS	DESCRIPCIÓN
9	Registre el monto del saldo neto de la cartera vigente, cuyo resultado se obtiene sumando los valores desde la columna N° 5 a la columna N° 8. Estas previsiones deberán figurar en su correspondiente línea del balance general.
10	Escriba los totales de cada columna desde la N° 3 hasta la 9.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

OPERACIONES CREDITICIAS DE LA CARTERA VIGENTE

(En Bolívares)

(2) ACTIVIDAD ECONÓMICA	(3) AÑO REAL SALDO NETO DE LA CARTERA VIGENTE	(4) ULTIMO AÑO ESTIMADO SALDO NETO DE LA CARTERA VIGENTE	AÑO PRESUPUESTADO				
			(5) INCREMENTO POR LIQUIDACIONES DE CRÉDITOS	(6) DISMINUCION POR RECUPERACIONES DE LOS CREDITOS DE LA CARTERA VIGENTE	(7) DISMINUCION POR TRASPASOS A LA CARTERA DE CREDITOS VENCIDOS	(8) VARIACIÓN EN PROVISIONES PARA CONTINGENCIA DE CARTERA	(9) AÑO PRESUPUESTADO SALDO NETO DE LA CARTERA VIGENTE
EN EL CORTO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
EN EL LARGO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
(10) **TOTAL**							

FORMA: 0439

FORMULARIO 0440: *OPERACIONES CREDITICIAS DE LA CARTERA VENCIDA*

A. Objetivo

Reflejar el movimiento de la previsión de las cuentas de crédito de la cartera de créditos vencidos.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indique la clasificación de la "Actividad Económica". La información está ordenada por actividad según corresponda a instituciones de crédito o a particulares.
3	Señale los valores según saldos al 31-12 del año real (anterior al vigente).
4	Señale los valores según saldos del último año estimado (año vigente).
5 y 6	Indique el monto, para el año presupuestado, de los movimientos que suponen incrementos en la cartera de créditos vencidos por concepto de traspasos de la cartera de créditos vigentes y reestructurados.
7 a 9	Señale los movimientos que suponen disminución en la cartera de créditos vencidos por concepto de traspaso a la cartera de créditos en litigios, reestructurados y vencidos.
10	Registre el monto de la previsión de las cuentas de valuación para contingencia de carteras.
11	Indique el saldo de la cuenta al final del ejercicio. Constituye la suma algebraica de los valores incluidos en las anteriores columnas de la N° 5 a la N° 9, inclusive.
12	Escriba los totales de cada columna desde la N° 3 hasta la N° 11.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

OPERACIONES CREDITICIAS DE LA CARTERA VENCIDA

(En Bolívares)

(2) ACTIVIDADES ECONOMICAS	(3) AÑO REAL SALDO NETO DE LA CARTERA VENCIDA	(4) ÚLTIMO AÑO ESTIMADO SALDO NETO DE LA CARTERA VENCIDA	AÑO PRESUPUESTADO						
			(5) INCREMENTO POR TRASPASOS DE LA CARTERA DE CRÉDITOS VIGENTES	(6) INCREMENTO POR TRASPASOS DE LA CARTERA DE CRÉDITOS REESTRUCTURADOS	(7) DISMINUCIÓN POR TRASPASOS A LA CARTERA DE CRÉDITOS EN LITIGIO	(8) DISMINUCIÓN POR TRASPASOS A LA CARTERA DE REESTRUCTURADOS	(9) DISMINUCIÓN POR RECUPERACIÓN DE LA CARTERA DE CRÉDITOS VENCIDOS	(10) VARIACIÓN EN PROVISIONES PARA CONTINGENCIA DE CARTERA	(11) AÑO PRESUPUESTADO SALDO NETO DE LA CARTERA VENCIDA
EN EL CORTO PLAZO:									
- SECTOR PÚBLICO:									
Agrícola									
Industrial									
Construcción									
Comercial									
Microcréditos									
Turismo									
Hipotecaria									
Crédito al consumo									
Vehículos									
Otros (Detallar)									
- SECTOR PRIVADO:									
Agrícola									
Industrial									
Construcción									
Comercial									
Microcréditos									
Turismo									
Hipotecaria									
Crédito al consumo									
Vehículos									
Otros (Detallar)									
EN EL LARGO PLAZO:									
- SECTOR PÚBLICO:									
Agrícola									
Industrial									
Construcción									
Comercial									
Microcréditos									
Turismo									
Hipotecaria									
Crédito al consumo									
Vehículos									
Otros (Detallar)									
- SECTOR PRIVADO:									
Agrícola									
Industrial									
Construcción									
Comercial									
Microcréditos									
Turismo									
Hipotecaria									
Crédito al consumo									
Vehículos									
Otros (Detallar)									
(12) TOTAL									

FORMA: 0440

FORMULARIO 0441: *OPERACIONES CREDITICIAS DE LA CARTERA EN LITIGIO*

A. Objetivo

Reflejar el movimiento de la previsión de las cuentas de crédito de la cartera de créditos en litigio.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica la clasificación de la "Actividad Económica". La información está ordenada por actividad según corresponda a entidades oficiales e instituciones de crédito o a particulares.
3	Señale los valores según saldos al 31-12 del año real (anterior al vigente), según balance
4	Señale los valores según saldos del último año estimado (año vigente)
5	Indique el monto por movimientos deudores que suponen incrementos en créditos en vencidos debiendo corresponderse con los valores de la columna 7 del formulario "Operaciones Crediticias de la Cartera Vencida".
6	Registre el monto por movimiento que significa una disminución de las cuentas acreedoras en esta cuenta por concepto de traspasos a la cartera de créditos reestructurados
7	Señale el monto por disminución de las cuentas acreedoras con incidencia en caja, por concepto de Recuperación de la Cartera de Créditos en Litigio.
8	Registre el monto de la previsión de las cuentas de valuación para contingencia de cartera.
9	Indique el saldo de la cuenta al final del ejercicio. Constituye la suma algebraica de los valores incluidos en las anteriores columnas desde la N° 5 hasta la N° 7.
10	Escriba los totales de cada columna desde la N° 3 hasta la N° 9.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

OPERACIONES CREDITICIAS DE LA CARTERA EN LITIGIO
(En Bolivares)

(2) DENOMINACIÓN	(3) AÑO REAL SALDO NETO DE LA CARTERA EN LITIGIO	(4) ÚLTIMO AÑO ESTIMADO SALDO NETO DE LA CARTERA EN LITIGIO	AÑO PRESUPUESTADO				
			(5) INCREMENTO POR TRASPASOS DE LA CARTERA DE CRÉDITOS VENCIDOS	(6) DISMINUCIÓN POR TRASPASOS A LA CARTERA DE CRÉDITOS REESTRUCTURADOS	(7) DISMINUCIÓN POR RECUPERACIÓN DE LA CARTERA DE CRÉDITOS EN LITIGIO	(8) VARIACIÓN EN PROVISIONES PARA CONTINGENCIA DE CARTERA	(9) AÑO PRESUPUESTADO SALDO NETO DE LA CARTERA EN LITIGIO AL 31/12
EN EL CORTO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehiculos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehiculos							
Otros (Detallar)							
EN EL LARGO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehiculos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehiculos							
Otros (Detallar)							
(10) TOTAL							

FORMA: 0441

FORMULARIO 0442: *OPERACIONES CREDITICIAS DE LA CARTERA REESTRUCTURADA*

A. Objetivo

Reflejar el movimiento de la previsión de las cuentas de crédito de la cartera de créditos reestructurados.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indique la clasificación de la "Actividad Económica". La información está ordenada por actividad según corresponda a entidades oficiales e instituciones de crédito o a particulares.
3	Señale los valores según saldos al 31-12 del año real (anterior al vigente), según balance
4	Señale los valores según saldos del ultimo año estimado (año vigente)
5 y 6	Indique el monto por movimientos acreedores que suponen incrementos por traspasos de créditos vencidos y en litigio (según sea el caso), debiendo corresponderse con los valores de la columna N° 8 del formulario 0440 y la columna N° 6 del formulario 0441.
7 y 8	Registre los movimientos acreedores en esta cuenta que suponen una disminución, diferenciando los traspasos a la cartera de créditos vencidos y los recuperados con incidencia en caja.
9	Previsión de las cuentas de valuación.
10	Saldo de la cuenta al final del ejercicio. Constituye la suma algebraica de los valores incluidos en las anteriores columnas, desde la N° 5 hasta la N° 8.
11	Escriba los totales de cada columna desde la N° 3 hasta la N° 10.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

OPERACIONES CREDITICIAS DE LA CARTERA REESTRUCTURADA
(En Bolívares)

(2) DENOMINACIÓN	(3) AÑO REAL SALDO NETO DE LA CARTERA DE CRÉDITOS REESTRUCTURADOS	(4) ULTIMO AÑO ESTIMADO SALDO NETO DE LA CARTERA DE CRÉDITOS REESTRUCTURADOS	AÑO PRESUPUESTADO					
			(5) INCREMENTO POR TRASPASO DE LA CARTERA DE CRÉDITOS VENCIDOS	(6) INCREMENTO POR TRASPASO DE LA CARTERA DE CRÉDITOS EN LITIGIO	(7) DISMINUCIÓN POR RECUPERACIÓN DE LA CARTERA DE CRÉDITOS REESTRUCTURADOS	(8) DISMINUCIÓN POR TRASPASOS A LA CARTERA DE CRÉDITOS VENCIDOS	(9) VARIACIÓN EN PROVISIONES PARA CONTINGENCIA DE CARTERA	(10) AÑO PRESUPUESTADO SALDO NETO DE LA CARTERA DE CRÉDITOS REESTRUCTURADA
EN EL CORTO PLAZO:								
- SECTOR PÚBLICO:								
Agrícola								
Industrial								
Construcción								
Comercial								
Microcréditos								
Turismo								
Hipotecaria								
Crédito al consumo								
Vehículos								
Otros (Detallar)								
- SECTOR PRIVADO:								
Agrícola								
Industrial								
Construcción								
Comercial								
Microcréditos								
Turismo								
Hipotecaria								
Crédito al consumo								
Vehículos								
Otros (Detallar)								
EN EL LARGO PLAZO:								
- SECTOR PÚBLICO:								
Agrícola								
Industrial								
Construcción								
Comercial								
Microcréditos								
Turismo								
Hipotecaria								
Crédito al consumo								
Vehículos								
Otros (Detallar)								
- SECTOR PRIVADO:								
Agrícola								
Industrial								
Construcción								
Comercial								
Microcréditos								
Turismo								
Hipotecaria								
Crédito al consumo								
Vehículos								
Otros (Detallar)								
(11) TOTAL								

FORMA: 0442

FORMULARIO 0443: *RESUMEN DE OPERACIONES CREDITICIAS*

A. Objetivo

Reflejar un resumen de la previsión de las cuentas de la cartera de créditos: vigentes, vencidos, en litigio y reestructurados.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica el concepto sobre los cuales se solicita información, especificando los tipos de créditos: vigentes, vencidos, en litigio y reestructurados.
3	Señale los valores según saldos al 31-12 del año real (anterior al vigente), según balance
4	Señale los valores según saldos del ultimo año estimado (año vigente)
5	Señale el monto de los movimientos deudores que equivalen a incrementos en los créditos: vigentes, vencidos, en litigio y reestructurados.
6	Señale el monto de los movimientos deudores por concepto de Traspasos de Otras Carteras.
7	Indique el monto de los movimientos acreedores con incidencia en los incrementos de otras carteras por concepto de Recuperación de las Carteras de Créditos.
8	Registre el monto de los movimientos acreedores con incidencia en Caja por concepto de Traspasos a Otras Carteras de Créditos
9	Indique la previsión para compensar las pérdidas generadas por los créditos irrecuperables, en el momento en que se determine la incobrabilidad de un crédito.
10	Escriba el saldo final de cada crédito o resultado obtenido al sumar y restar las columnas (4+5)-(7+8).
11	Escriba los totales de cada columna desde la 3 hasta la 10.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:

ÓRGANO DE ADSCRIPCIÓN:

PERÍODO PRESUPUESTARIO:

RESUMEN DE OPERACIONES CREDITICIAS

(En Bolivares)

			AÑO PRESUPUESTADO					
SALDO Y MOVIMIENTO DE CARTERA / DENOMINACIÓN (2)	SALDO NETO AÑO REAL (3)	SALDO NETO ÚLTIMO AÑO ESTIMADO (4)	MOVIMIENTOS DEUDORES (Incrementos)		MOVIMIENTOS ACREEDORES (Disminuciones)			
			INCREMENTO DE LAS CARTERAS DE CRÉDITOS (5)	TRASPASOS DE OTRAS CARTERAS (6)	RECUPERACIONES DE LAS CARTERA DE CRÉDITOS (7)	TRASPASOS A OTRAS CARTERAS DE CRÉDITOS (8)	VARIACIONES EN PROVISIONES PARA CONTIGENCIA DE CARTERA (9)	SALDO NETO AL AÑO PRESUPUESTADO (10)
CRÉDITOS VIGENTES								
CRÉDITOS VENCIDOS								
CRÉDITOS EN LITIGIO								
CRÉDITOS REESTRUCTURADOS								
(11) TOTAL								

FORMA: 0443

PARTE 3 Anexos :

N°	Denominación
1. Procedimiento:	Solicitud de Creación de la Acción Centralizada "Otras"
Formulario:	Solicitud de Creación de la Acción Centralizada "Otras"
2. Procedimiento:	Solicitud de inclusión de Unidad de Medida en el Sistemas Nueva Etapa y en el Sistema de Presupuesto, para Proyectos y Acciones Específicas.
Formulario:	Solicitud de inclusión de Unidad de Medida para proyectos en el Sistemas Nueva Etapa y en el Sistema de Presupuesto
Formulario:	Solicitud de inclusión de Unidad de Medida para Acciones Específicas en el Sistema Nueva Etapa y en el Sistema de Presupuesto.

ANEXO N° 1

Procedimiento: Solicitud de Creación de la Acción Centralizada "Otras"

Formulario: Solicitud de Creación de la Acción Centralizada "Otras"

Procedimiento: Solicitud de Creación de la Acción Centralizada "Otras"

Objetivo:

Apoyar las acciones específicas de los Proyectos u otras actividades que no estén previamente tipificadas en las demás Acciones Centralizadas.

Formulario a Utilizar:

Solicitud de Creación de la Acción Centralizada "Otras"

Norma:

- Los Órganos que hayan creado Acciones Centralizadas en el marco de la categoría "Otras" y requieran nuevamente su utilización en el ejercicio presupuestario que se formula, deberán notificar a la unidad o Dirección de la Onapre responsable de la gestión del presupuesto del Órgano.
- Las solicitudes de creación nueva, deberán ser presentadas por los Órganos y los entes a través de éste, a la unidad o Dirección de la Onapre responsable de la gestión del presupuesto del Órgano.

DESCRIPCIÓN DEL PROCEDIMIENTO

Si durante el proceso de formulación presupuestaria el Órgano estima pertinente la creación de una Acción Centralizada, en el marco de la categoría "Otras", deberá ceñirse al siguiente procedimiento:

RESPONSABLE	PASOS	ACCIÓN
Órgano	1	Solicita a la Oficina Nacional de Presupuesto (Onapre) autorización a través de un oficio firmado por la máxima autoridad del Órgano. Dicho oficio debe estar acompañado de un informe, contentivo de los motivos que justifican la creación de la Acción Centralizada. Asimismo, se debe anexar el formulario **"Solicitud de Creación de la Acción Centralizada Otras"**

RESPONSABLE	PASOS	ACCIÓN
Oficina Nacional de presupuesto	2	Recibe y analiza la documentación anterior: - Oficio - Informe - Formulario **"Solicitud de Creación de la Acción Centralizada Otras"**
	3	De aprobarse el uso de la creación de la Acción Centralizada solicitada, el responsable de la gestión del Presupuesto del Órgano en la Onapre, le informará oportunamente la decisión al respecto e internamente a la Dirección de Informática para que aperture en el Sistema SISPRE la Acción Centralizada "Otras" que fue aprobada.
	4	De no aprobarse la creación de la Acción Centralizada "Otras", el responsable de la gestión del Presupuesto del Órgano en la Onapre, le informará oportunamente la decisión adoptada.

Formulario: Solicitud de Creación de la Acción Centralizada "Otras"

A. Objetivo

Disponer de toda la información y datos básicos necesarios para el análisis y consideración de las solicitudes cursada por los Órganos en relación a la Acción Centralizada "Otras" , en caso de ser requerida durante el proceso de formulación presupuestaria, habida cuenta que la creación de esta categoría presupuestaria estará sujeta a la autorización de la Oficina Nacional de Presupuesto

B. Instrucciones

CAMPOS	DESCRIPCIÓN
1	Indique el código presupuestario y la denominación del Órgano solicitante de la Acción Centralizada, dentro de la categoría presupuestaria "Otras".
2	Señale el código y la denominación de la Acción Centralizada solicitada
3	Señale el número de oficio con el cual se realizo la solicitud de creación de la Acción Centralizada "Otras" y su respectiva fecha de emisión
4 y 5	Indique el ejecutor y el responsable de la Acción Centralizada solicitada
6	Indique el año del ejercicio presupuestario en el que tendrá vigencia la Acción Centralizada solicitada.
7	Señale el monto en bolívares que se estima asignar para la Acción Centralizada solicitada
8	Indique la denominación de la fuente de financiamiento mediante el cual se estima cubrir en el presupuesto la Acción Centralizada solicitada
9	Haga una descripción del objetivo o propósito de la Acción

CAMPOS	DESCRIPCIÓN
	Centralizada solicitada
10	Identifique cada una de Acciones Específicas necesarias para alcanzar los propósitos de la Acción Centralizada por crear y especifique: Código, Denominación, Ejecutor y la Unidad Ejecutora local
11	Registre las firmas de los responsable de la Acción Centralizada y de su Acción Específica respectiva, así como el de la máxima autoridad del órgano
12	Registre las firmas de los Directores responsables que en la Onapre autorizan y aprueban la apertura de la Acción Centralizada para el órgano que en cuestión hace la solicitud.

SOLICITUD DE CREACIÓN DE LA ACCIÓN CENTRALIZADA "OTRAS"

1.- Código Presupuestario-Denominación del Órgano Solicitante:		
2.- Código y Denominación de la Acción Centralizada :(El código es atributo de la Onapre)		3.- Oficio de Solicitud:
4.- Ejecutor:	5.- Responsable:	6.- Período de Formulación Presupuestaria:
7.- Monto Asignado en el Presupuesto (En Bolívares):		8.- Fuente de Financiamiento:
9.- Descripción del Objetivo de la Acción Centralizada Solicitada:		

10.- Acción(es) Específica(s)			
Código:(Atributo de la Onapre)	Denominación:	Ejecutor:	Unidad(es) Ejecutora(s) Local(es):
Código:(Atributo de la Onapre)	Denominación:	Ejecutor:	Unidad(es) Ejecutora(s) Local(es):
Código:(Atributo de la Onapre)	Denominación:	Ejecutor:	Unidad(es) Ejecutora(s) Local(es):

11.- Firmas Responsables del Órgano			12.- Firmas Responsables Oficina Nacional de Presupuesto	
Responsable(s) de la(s) Acción(es) Específica(s)	Responsable de la Acción Centralizada	Máxima Autoridad	Director	Director General

ANEXO N° 2

Procedimiento: Solicitud de inclusión de Unidad de Medida en el Sistema Nueva Etapa y en el Sistema de Presupuesto, para Proyectos y Acciones Específicas.

Formulario: Solicitud de inclusión de Unidad de Medida para proyectos en el Sistemas Nueva Etapa y en el Sistema de Presupuesto

Formulario: Solicitud de inclusión de Unidad de Medida para Acciones Específicas en el Sistemas Nueva Etapa y en el Sistema de Presupuesto

Procedimiento: Solicitud de inclusión de Unidad de Medida en el Sistema Nueva Etapa y en el Sistema de Presupuesto, para Proyectos ó Acciones Específicas.

Objetivo:

Mejorar la medición de lo bienes o servicios asociadas a las acciones específicas de los proyectos o del resultado final que se espera alcanzar una vez que este se haya concluido.

Formulario a Utilizar:

- Solicitud de inclusión de Unidad de Medida para proyectos en el Sistemas Nueva Etapa y en el Sistema de Presupuesto
- Solicitud de inclusión de Unidad de Medida para Acciones Específicas en el Sistemas Nueva Etapa y en el Sistema de Presupuesto

Normas

- Las solicitudes de inclusión de nuevas unidades de medida en los sistemas "Nueva Etapa" y "Sistema de Presupuesto", deberán ser presentadas por los Órganos y los entes a través de éste, a la Coordinación del Plan Operativo Anual Nacional (POAN), del Ministerio del Poder Popular de Planificación y Finanzas, a fin de mejorar el diseño de los proyectos y acciones específicas contenidos en el POAN, el Plan Estratégico Institucional y la Ley de Presupuesto. (Ver Anexo N° 2 Procedimiento y Formulario "Solicitud de Inclusión de Nuevas Unidades de Medidas en el Sistema "Nueva Etapa" y en el "Sistema de Presupuesto", tanto para proyecto como para acciones específicas).
- La fecha tope para la recepción de las solicitudes de nuevas unidades de medida durante el proceso de formulación presupuestaria, será comunicada oportunamente por la Coordinación del POAN y Oficina Nacional de Presupuesto (Onapre), y durante la ejecución presupuestaria, sólo tendrán cabida las solicitudes que se refieran a proyectos nuevos, no incluidos en el presupuesto original, y cuenten con la aprobación de las instancias correspondientes.

DESCRIPCIÓN DEL PROCEDIMIENTO

Si durante el proceso de formulación presupuestaria, el Órgano estima pertinente la inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" y en el "Sistema de Presupuesto"; tanto para proyectos como para las acciones específicas, deberá ceñirse al siguiente procedimiento:

RESPONSABLE	PASOS	ACCIÓN
Órgano	1	Solicita autorización a la Coordinación del POAN del Ministerio del Poder Popular de Planificación y Finanzas para la inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" para Proyectos ó Acciones Específicas, a través de un oficio firmado por la máxima autoridad del órgano, contentivo de los motivos que justifican la solicitud, adjuntar al mismo el Formulario "Solicitud de inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" y en el "Sistema de Presupuesto", bien sea para Proyectos ó Acciones Específicas.
Coordinación del POAN del Ministerio del Poder Popular de Planificación y Finanzas	2	Recibe y analiza la documentación anterior: - Oficio - Formularios **"Inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" y en el "Sistema de Presupuesto", para Proyectos ó Acciones Específicas** - Envía dichos recaudos a la Onapre con su opinión al respecto.

RESPONSABLE	PASOS	ACCIÓN
Oficina Nacional de Presupuesto (Onapre)	3	Recibe y analiza Oficio y Formularios **"Inclusión de Nuevas Unidades de Medidas en el Sistemas Nueva Etapa y en el Sistema de Presupuesto, para Proyectos ó Acciones Específicas".**
Oficina Nacional de Presupuesto (Onapre)	4	Informa a la Coordinación del POAN los resultados del análisis efectuado a la solicitud.
Coordinación del POAN del Ministerio del Poder Popular de Planificación y Finanzas	5	Informa al Órgano correspondiente, los resultados del análisis efectuado tanto por la Coordinación del POAN como por parte de la Onapre .
Coordinación del POAN del Ministerio del Poder Popular de Planificación Y Onapre	6	Proceden a incorporar las nuevas unidades de medidas aprobadas en el **Sistemas Nueva Etapa y en el Sistema de Presupuesto.**

FORMULARIO: "SOLICITUD DE INCLUSIÓN DE UNIDAD DE MEDIDA PARA PROYECTOS EN EL SISTEMA NUEVA ETAPA (SNE) Y EN EL SISTEMA PRESUPUESTO"

Instrucciones para el registro de la Información:

CAMPOS	DESCRIPCIÓN
1	Indique el nombre del órgano/ente.
2	Indique la fecha de la solicitud.
3	Si el proyecto es nuevo marque con una "X".
4	Indique el código del Proyecto tal como aparece en el Sistema Nueva Etapa (SNE).
5	Indique el nombre del Proyecto tal como aparece en el Sistema Nueva Etapa (SNE).
6	Describa el Objetivo Específico del Proyecto.
7	Indique el nombre de la Unidad de Medida (UM) solicitada
8	Describa la justificación de la Unidad de Medida (UM) solicitada

Gobierno Bolivariano de Venezuela | Ministerio del Poder Popular de Planificación y Finanzas | Oficina Nacional de Presupuesto

Venezuela AHORA ES DE TODOS

SOLICITUD DE INCLUSIÓN DE UNIDAD DE MEDIDA PARA PROYECTOS EN EL SISTEMA NUEVA ETAPA (SNE) Y EN EL SISTEMA PRESUPUESTO (SISPRE)

NOMBRE DEL ÓRGANO / ENTE (1):

FECHA DE SOLICITUD (2):

PROYECTO NUEVO (3) ☐

Codigo del Proyecto en SNE (4)	Nombre del Proyecto (5)	Objetivo Específico del Proyecto (6)	Nombre de Unidad de Medida (UM) Solicitada (7)	Justificación de la Solicitud de UM (8)

SISPRE: Sistema de Presupuesto
SNE: Sistema Nueva Etapa
UM: Unidad de Medida

FORMULARIO: "SOLICITUD DE INCLUSION DE UNIDAD DE MEDIDA PARA ACCIONES ESPECIFICAS EN EL SISTEMA NUEVA ETAPA (SNE) Y EL SISTEMA DE PRESUPUESTO (SISPRE)

Instrucciones para el registro de la Información:

CAMPOS	DESCRIPCIÓN
1	Indique el nombre del órgano/ente.
2	Indique la fecha de la solicitud.
3	Indique el código del Proyecto tal como aparece en el Sistema Nueva Etapa (SNE).
4	Indique el nombre del Proyecto tal como aparece en el Sistema Nueva Etapa (SNE).
5	Indique el código de la Acción Específica tal como aparece en el Sistema Nueva Etapa (SNE).
6	Indique el nombre de la Acción Específica (AE).
7	Indique el nombre del bien o servicio de la Acción Específica (AE).
8	Nombre de la Unidad de Medida (UM) solicitada.
9	Describa la justificación de la Unidad de Medida (UM) solicitada

Gobierno Bolivariano de Venezuela | Ministerio del Poder Popular de Planificación y Finanzas | Oficina Nacional de Presupuesto

SOLICITUD DE INCLUSIÓN DE UNIDAD DE MEDIDA PARA ACCIONES ESPECÍFICAS EN EL SISTEMA NUEVA ETAPA (SNE) Y EL SISTEMA DE PRESUPUESTO (SISPRE)

NOMBRE DEL ÓRGANO / ENTE (1):

FECHA DE SOLICITUD (2):

CÓDIGO DEL PROYECTO (3):

NOMBRE DEL PROYECTO (4):

Código de la Acción Específica en SNE (5)	Nombre de la Acción Específica (AE) (6)	Nombre del bien o servicio de la AE (7)	Nombre de Unidad de Medida (UM) Solicitada (8)	Justificación de la solicitud de UM (9)

SNE: Sistema Nueva Etapa
AE: Acción Específica
UM: Unidad de Medida

Filename: MANUAL DE NORMAS DE LOS ORGANOS 2013.pdf

Gobierno **Bolivariano** de Venezuela | Ministerio del Poder Popular de **Planificación y Finanzas** | Oficina Nacional de **Presupuesto**

MANUAL DE NORMAS PARA LA FORMULACIÓN DEL PRESUPUESTO DE LOS ÓRGANOS DEL PODER NACIONAL

AÑO 2013

APROBACIÓN

El Jefe de la Oficina Nacional de Presupuesto, en Punto de Cuenta N° DGPPE – DPO – 015–2012 de fecha 13 de julio de 2012 aprobó la información contenida en el **MANUAL DE "NORMAS PARA LA FORMULACIÓN DEL PRESUPUESTO DE LOS ÓRGANOS DEL PODER NACIONAL"**, el cual contiene las normas y lineamientos que utilizarán los Órganos del Poder Público Nacional para la formulación de sus respectivos presupuestos, de acuerdo a la técnica de presupuesto por Proyecto y Acciones Centralizadas.

En consecuencia, a partir de la presente fecha entra en vigencia este manual; quedando bajo la responsabilidad de la Dirección de Planificación y Organización adscrita a la Dirección General de Planificación, Programación y Evaluación de la Onapre, la coordinación de las revisiones anuales necesarias, para mantener actualizada la información descrita en el presente documento.

Caracas, a los trece días del mes de julio de 2012

Gustavo José Hernández Jiménez
Jefe de la Oficina Nacional de Presupuesto (E)

INDICE DE CONTENIDO

PARTE 2 Anexos : 39

PRESENTACIÓN

La Oficina Nacional de Presupuesto (Onapre), como ente rector del sistema presupuestario público en Venezuela, cumpliendo con lo establecido en la Ley Orgánica de la Administración Financiera del Sector Público (LOAFSP) en su artículo 21, numeral 7°, ha elaborado este documento, el cual contiene las normas para la Formulación del Presupuesto de los Órganos del Poder Nacional de acuerdo a la técnica de elaboración del presupuesto por Proyectos y Acciones Centralizadas.

A los fines de apoyar a los órganos en la recolección, procesamiento y presentación de la información, la Oficina Nacional de Presupuesto ha desarrollado un sistema automatizado para la captura y la consolidación de la información presupuestaria denominado Sistema Presupuestario (Sispre); el cual contribuye a que se disponga oportunamente de la información necesaria con todos sus detalles a nivel de la Estructura Presupuestaria de los órganos, facilitando la toma de decisiones y la realización de los ajustes correspondientes.

Cabe destacar, que el Sispre permitirá a los órganos asignar los créditos presupuestarios a nivel de su estructura presupuestaria (Proyecto y Acciones Centralizadas) y por fuente de financiamiento.

En tal sentido, los funcionarios de la Oficina Nacional de Presupuesto (Onapre), prestarán a los órganos la asistencia técnica debida y aclararán cualquier duda relacionada con la interpretación de las normas establecidas en este manual; así como en el manejo del sistema automatizado de Formulación Presupuestaria.

PARTE 1.- Aspectos Generales de la Formulación del Proyecto de Ley de Presupuesto

1.1. Objetivo y Alcance

1.2. Marco Legal

1.3. Directrices Generales

1.4. Normas para la Formulación del Presupuesto

1.5. Aspectos Conceptuales

1.6. Actores responsables del Proceso de Generación de Información en el Sispre

1.7. Proceso de Formulación del Presupuesto de los Órganos de la República

1.8. Formatos de Salidas (Reportes del Sispre)

1.9 Glosario

1.1 Objetivo y Alcance

Objetivo

Este manual tiene como objetivo establecer las normas que permitirán a los Órganos del Poder Nacional, formular su Proyecto de Presupuesto bajo un enfoque metodológico uniforme.

Alcance

Este manual está dirigido a todos los funcionarios (as) involucrados (as) en las actividades asociadas al proceso de formulación del presupuesto de los Órganos del Poder Nacional.

1.2 Marco Legal

Con el fin de dar a conocer el ordenamiento jurídico por el cual se rige el proceso de formulación del presupuesto de los órganos del Poder Nacional, se mencionan a continuación los artículos más esenciales del ordenamiento jurídico vigente.

ORDENAMIENTO JURÍDICO	ARTÍCULOS
Constitución de la República Bolivariana de Venezuela. Gaceta Oficial Extraordinario N° 5.908 de fecha 19 de febrero de 2009.	313
Ley Orgánica de la Administración Pública (LOAP). Gaceta Oficial N° 38.146 de fecha 25-03-2009 Gaceta Oficial Extraordinario N° 5.890 de fecha 31-07-2008	20 y 29
Ley Orgánica de la Administración Financiera del Sector Público. Gaceta Oficial N° 39.955 de fecha 29-06-2012.	9, 10, 12, 30, 32, 35, 36, 37, 38 y 39.
Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario. Gaceta Oficial N° 5.781 Extraordinario de fecha 12-08-2005. Decreto N° 3776 de fecha 18-07-2005	2, 3, 4, 7, 8 (Numerales: 2, 8, 9), 9, 22, 23, 27, 30, 31, y 32
Ley Orgánica de Planificación Pública y Popular. Gaceta Oficial N° 6.011 de fecha 21-12-2010	44, 45, 52, 53 y 54
Decreto con Rango, Valor y Fuerza de Ley de Reforma Parcial de la Ley Orgánica de Creación de la Comisión Central de Planificación, publicado en la Gaceta Oficial N° 39.604 del 28 de enero de 2011. Decreto N° 8006 de fecha 18-01-2011	4, 5, 6, 10, 11, 12

1.3 Directrices Generales

El Presupuesto deberá responder a los criterios de disciplina, calidad, eficiencia, optimización y productividad del gasto y estará estrechamente vinculado a los lineamientos de la Comisión Central de Planificación.

Gastos de Personal

Se procurará que los gastos en materia de personal sean semejantes a los que deben ser ejecutados en el año, incorporando los ajustes de sueldos y salarios acordados en el año precedente. La incorporación de personal por necesidades de servicios, deberá ser cubierta mediante la reasignación de recursos de otras áreas de funcionamiento y a través de una utilización racional del recurso humano disponible.

El proyecto de presupuesto del órgano contendrá toda la información relativa a las Convenciones Colectivas y todo incremento en las escalas de sueldos y salarios deberá estar certificada por la Oficina Nacional de Presupuesto, en la cual conste que cuentan con recursos presupuestarios para su cumplimiento. (artículo 37 de las Disposiciones Generales)

Impuesto al Valor Agregado (IVA)

Se debe prever en el documento presupuestario, las erogaciones que se originen de la aplicación de la Ley de Impuesto al Valor Agregado.

Asignaciones para Proyectos de Infraestructura

En materia de proyectos de infraestructura o construcción de obras, se debe garantizar la continuidad de aquellos se encuentran en ejecución y el mantenimiento de los existentes.

Gasto Suntuario

En materia de gasto suntuario, todos los órganos y entes de la Administración Pública Nacional deberán acatar lo establecido en el Decreto N° 6.649 publicado en la Gaceta Oficial N° 38.146 de fecha 25 de marzo de 2009.

Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007 – 2013:

Las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación definen de manera explícita los objetivos, estrategias y políticas, en los cuales deberán enmarcarse los proyectos de los órganos y de sus entes adscritos, durante el proceso de Formulación del Presupuesto.

1. Desarrollo de la Nueva Ética Socialista.

La Nueva Ética Socialista es la refundación ética y moral de la nación, que hunde sus raíces en la fusión de los valores y principios de lo más avanzado de las corrientes humanistas del socialismo y de la herencia histórica del pensamiento de Simón Bolívar. La Nueva Ética Socialista es la superación de la ética del capital para crear la conciencia revolucionaria bajo una nueva moral colectiva, que sólo puede ser alcanzada mediante la dialéctica de la lucha por la transformación material de la sociedad y el desarrollo de la espiritualidad.

2. Construcción de la Suprema Felicidad Social.

La Suprema Felicidad Social es la visión de largo plazo que tiene como punto de partida la construcción de una estructura social incluyente, formando una nueva sociedad de incluidos, un nuevo modelo social, productivo, socialista, humanista, endógeno, donde todos vivamos en similares condiciones rumbo a lo que decía Simón Bolívar: la suprema felicidad social.

3. Profundización de la Democracia Protagónica Revolucionaria.

Es la expresión genuina y auténtica de la verdadera democracia. Es la soberanía popular que se hace tangible en el ejercicio de la voluntad popular, donde los ciudadanos personificarán y ejercerán siempre los mecanismos sustantivos del poder político, el cual está siempre orientado al bienestar de todos. Los cambios deben estar orientados a la construcción de una comunidad, dejando de lado el individualismo y el egoísmo, en ese

sentido el poder debe ser ejercido bajo el sustento moral y colectivo obligando que las acciones de sus asociados estén guiadas por la justicia y por principios de igualdad.

4. Establecimiento de un Modelo Productivo Socialista.

Es el nuevo modelo productivo social orientado hacia la eliminación de la división social del trabajo y su estructura jerárquica actual, que permita la satisfacción de necesidades básicas y no la producción y acumulación de riquezas. El modelo productivo responderá primordialmente a las necesidades humanas y estará menos subordinado a la reproducción de capitales. El Estado conservará el control total de las actividades productivas que sean de valor estratégico para el desarrollo del país y el desarrollo multilateral de las necesidades y capacidades productivas del individuo social.

5. Construcción de una Nueva Geopolítica Nacional.

Es una nueva organización socio territorial del Estado la cual se inscribe en un horizonte temporal de mediano y largo plazos, requiriéndose esfuerzos sostenidos y coherentes de gestión pública, planificación estratégica y movilización de actores políticos y fuerzas sociales con una visión geoestratégica compartida, en función de logar un nuevo sistema económico productivo, diversificado e integrado, tanto funcionalmente como territorialmente, así como la inclusión social bajo regímenes de producción social, cooperativos, asociativos y solidarios donde la participación protagónica y corresponsable asigne las nuevas relaciones de producción cuyos resultados sean acumulables y favorezcan la modificación de nuevos patrones de asentamiento.

6. Convertir a Venezuela en una Potencia Energética Mundial.

El acervo energético del país posibilita una estrategia que combina el uso soberano del recurso con la integración regional y mundial. El petróleo continuará siendo decisivo para la captación de recursos del exterior, la generación de inversiones productivas internas, la satisfacción de las propias necesidades de energía y la consolidación del Modelo Productivo Socialista.

7. Avanzar hacia la Nueva Etapa en la Geopolítica Internacional.

Es la estrategia de conducción multipolar de la política mundial, que se aplica mediante la diversificación de las relaciones políticas, económicas y culturales, para la creación de nuevos bloques de poder atendiendo las particularidades, de acuerdo al establecimiento de áreas de interés geoestratégicas. Contribuir a la construcción de un mundo multipolar y el surgimiento de nuevos polos de poder que representen el quiebre del imperialismo norteamericano, en la búsqueda de la justicia social, la solidaridad y las garantías de paz bajo la profundización del diálogo fraterno entre los pueblos, el respeto de las libertades de pensamiento, religión y autodeterminación de los pueblos.

1.4 Normas para la Formulación del Presupuesto

Se destacan a continuación los aspectos de carácter fundamental, que deberán tomar en cuenta los Órganos del Poder Nacional, en el momento de elaborar el Proyecto de Ley de Presupuesto.

a. Las reestructuraciones administrativas previstas, deberán programarlas, de tal forma que las mismas no impliquen incremento en las asignaciones presupuestarias. En todo caso, el órgano debe enviar a la Onapre la notificación de la aprobación de cada reestructuración que autorice el Ministerio del Poder Popular de Planificación y Finanzas.

b. Se debe solicitar a las empresas productoras de los servicios básicos, en especial las de electricidad, agua, teléfono y gas, las estimaciones de los precios y/o tarifas que estarán vigentes durante el año que se presupuesta, con base a las cuales determinarán el monto total de los créditos presupuestarios que destinarán al respecto en sus Proyectos de Presupuesto.

c. Se debe dar prioridad a la asignación de recursos para los proyectos ó acciones centralizadas de carácter social.

d. En materia de construcción de proyectos de inversión deben contemplarse los recursos necesarios para terminar los proyectos ya iniciados, así como los recursos para el mantenimiento y conservación de la infraestructura existente.

e. Los órganos que realicen obras deberán registrar las mismas bajo la Estructura Presupuestaria de Proyectos, los estudios e inspecciones de obras deberán registrarse en las acciones específicas asociadas al proyecto.

f. Para la formulación, ejecución, control y evaluación del presupuesto se utilizará el Clasificador Presupuestario de Recursos y Egresos vigente para el ejercicio presupuestario que se presupuesta, elaborado por la Oficina Nacional de Presupuesto por mandato expreso de la vigente Ley.

g. Las solicitudes de recursos para subsidios, debe contar con el Registro de Información Fiscal (RIF), por parte de los órganos, sin lo cual no se podrá elaborar

las respectivas ordenes de pago. Adicionalmente, deben contener los objetivos bien definidos, el tipo de financiamiento y su respectivo monto

h. Los funcionarios con responsabilidad presupuestaria en los Órganos, deben analizar cuidadosamente la información que suministren, velando que la misma sea completa y adecuada a la política presupuestaria señalada por el Gobierno Nacional.

i. Para el registro y transmisión de la data correspondiente al Proyecto de Presupuesto, los Órganos del Poder Nacional deberán utilizar la herramienta informática SISPRE, que la Oficina Nacional de Presupuesto ha puesto a su disposición.

j. Para conocer el procedimiento de solicitud de claves de acceso al Sistema de Formulación Presupuestaria Sispre, deberán ingresar a la página web de la Onapre: http://www.ocepre.gov.ve/ donde se encuentra un link denominado: Manual para la Solicitud de la clave de acceso al Sistema Presupuestario Sispre. Modulo de Formulación presupuestaria.

k. Los créditos presupuestarios para servicios básicos deben ser asignados, en la medida de lo posible a las categorías presupuestaria que corresponda.

l. Los créditos presupuestarios han de ser imputados en la Unidad Ejecutora Local, responsable de la acción específica correspondiente.

m. Los créditos presupuestarios asociados con los gastos de los trabajadores; según su contratación colectiva, deben ser asignados al proyecto ó a la acción centralizada que corresponda.

n. Los créditos presupuestarios para atender las transferencias y donaciones deben ser asignados a la unidad ejecutora de la categoría presupuestaria donde son definidas, administradas y evaluadas.

o. Las imputaciones presupuestarias en las Acciones Centralizadas predeterminadas por la Oficina Nacional de Presupuesto, se encuentran restringidas en función de la naturaleza del gasto.

1.5 Aspectos Conceptuales

Presupuesto por Proyectos y Acciones Centralizadas.

La técnica de elaboración de Presupuesto por Proyectos y Acciones Centralizadas, se puso en práctica en Venezuela en el año 2006, como un esfuerzo sistemático para mejorar la asignación y distribución de los recursos públicos a los organismos nacionales; mejorar la vinculación del plan y el presupuesto y los procesos de seguimiento y evaluación de la gestión pública. Comprende dos categorías presupuestarias de máximo e igual nivel jerárquico, a saber: Proyecto y Acción Centralizada.

A. Proyecto Presupuestario

Es la expresión sistematizada de un conjunto delimitado de acciones y recursos que permiten, en un tiempo determinado, el logro de un resultado específico para el cual fue concebido el proyecto. Este resultado puede estar dirigido a satisfacer las necesidades y demandas de la población o mejorar los procesos y sistemas de trabajo de la institución o del sector público en su conjunto.

Es una categoría presupuestaria de mayor nivel en la asignación de los recursos financieros públicos.

A.1 Elementos que identifican a un Proyecto

- **Objetivo Específico del Proyecto:**

Definen el propósito que se persigue con el proyecto, como consecuencia de su ejecución (transformación o mejora del problema ó la situación inicial)

- **Resultado del Proyecto:**

Es el producto, bien o servicio que se materializa con su ejecución.

• **Meta del Proyecto:**

Es la determinación cualitativa y cuantitativa del resultado (indicador) de lo que se espera obtener una vez finalizado el proyecto.

Cabe destacar que todo proyecto debe responder a un problema, necesidad o situación que se desea superar y a un diagnóstico o análisis de las causas que lo generan. Asimismo, debe tener sus indicadores de la situación actual del problema y de la situación objetiva que se pretende alcanzar. Además, se debe determinar las acciones específicas que permitan lograr las metas establecidas en el proyecto.

Los proyectos como las acciones centralizadas se desagregan en categorías presupuestarias de menor nivel, denominadas Acciones Específicas.

• **Las Acciones Específicas en el Proyecto:**

Son aquellas operaciones concretas, suficientes, medibles y cuantificables anualmente, necesarias para lograr el resultado global esperado del Proyecto. A su vez, cada acción específica concreta un determinado producto (bien o servicio), asociado a la naturaleza de la acción específica

• **Metas de las Acciones Específicas del Proyecto:**

Es la determinación cualitativa y cuantitativa del bien ó servicio que se entrega con la ejecución de la acción.

A.2 TIPOS DE PROYECTOS

1. Proyectos Sociales

Son aquellos cuyos recursos presupuestarios están asignados al logro de un mayor bienestar de la población, expresados a través de la implementación, ampliación y mejoramiento de las redes de acceso a los servicios de salud, asistencia social, seguridad social, educación, cultura, deportes, comunicación, ciencia y tecnología, entre otros.

Se excluyen en esta categoría los proyectos cuyos recursos sean asignados en 100% a Gastos de Capital o Capitalizables, aún cuando los mismos sean destinados al ámbito social.

2. Proyectos Sociales por Gastos de Capital

Son aquellos cuyos recursos presupuestarios están asignados a la adquisición, construcción, reparaciones o mantenimientos mayores de infraestructuras y equipos, que poseen una vida útil superior a un año y cuyo uso esté enmarcado en la prestación de los servicios de salud, asistencia social, seguridad social, educación, cultura, deporte, comunicación, ciencia y tecnología, entre otros. Se incluyen los recursos asignados para la adquisición de tierras, terrenos y activos intangibles; así como los gastos corrientes capitalizables.

Solo se incluyen en esta categoría los proyectos cuyos recursos sean asignados en 100% a Gastos de Capital o Capitalizables, aún cuando los mismos sean destinados al ámbito social. Los Proyectos Sociales que tengan componentes que puedan ser considerados en ambas categorías, se asociarán a la tipología de "Proyectos Sociales".

3. Otros Proyectos por Gastos de Capital

Son aquellos cuyos recursos presupuestarios están asignados a la adquisición, construcción, reparaciones o mantenimientos mayores de infraestructuras y equipos, que poseen una vida superior a un año, coadyuvando al logro de los resultados y metas del correspondiente proyecto. Se incluyen las ampliaciones, modificaciones, mantenimiento, reparaciones que prolonguen la vida útil de los bienes. También se incluyen los recursos asignados para la adquisición de tierras, terrenos y activos intangibles.

Se excluyen los recursos asignados para los Proyectos Sociales y para Proyectos de Inversión Militar.

4. Proyectos de Inversión Militar

Son aquellos cuyos recursos presupuestarios asignados a la adquisición, construcción, reparaciones o mantenimientos mayores de infraestructuras y equipos, que poseen una

vida útil superior a un año y su uso es exclusivo del ámbito militar. Se incluyen los recursos asignados para la adquisición de tierras, terrenos y activos intangibles cuyo uso sea exclusivamente militar.

Se contemplan como Inversiones Militares las Construcciones, Conservaciones o Ampliaciones Mayores de los Fuertes Militares, entre otros, así como las compras de armamentos, y equipos mayores para los componentes de la Fuerza Armada Nacional.

5. Otros Proyectos

Son aquellos cuyos recursos presupuestarios están asignados al logro de los resultados y metas del correspondiente proyecto. Sean del ámbito productivo, dirección y coordinación superior del estado, entre otras.

Se excluyen en esta categoría los proyectos cuyos recursos sean asignados en 100% a Gastos de Capital o Capitalizables. Igualmente se excluyen, los recursos asignados para los Proyectos Sociales y para Proyectos de Inversión Militar.

B. Acciones Centralizadas:

Comprenden todo uso de recursos reales y financieros que no es posible definir en términos de proyectos, por no poder asociarse directamente a un único proyecto, pero que son necesarios para garantizar el funcionamiento de las instituciones públicas, así como el cumplimiento de otros compromisos del estado.

Se constituye como una categoría presupuestaria al mismo nivel de los proyectos.

- **Las Acciones Específicas en la Acción Centralizada,**

Detallan las actividades que realiza la Institución en pro de su funcionamiento, así como el cumplimiento de otros compromisos del Estado.

Los créditos presupuestarios de las acciones específicas, suman a la categoría presupuestaria de mayor nivel a la cual están asociadas.

- **Tipos de Acciones Centralizadas:**

1. Acción Centralizada: "Dirección y coordinación de los gastos de los trabajadores y trabajadoras"

Son aquellas acciones que permiten la administración de los recursos asignados a los gastos de los trabajadores y trabajadoras, de conformidad con el ordenamiento jurídico vigente y las convenciones colectivas de trabajo.

- **Acción Específica:** "Asignación y control de los recursos para gastos de los trabajadores y trabajadoras".

Ejecución de los créditos presupuestarios para sufragar los gastos de los trabajadores y trabajadoras, de los órganos o entes de la administración pública.

Imputación Presupuestaria.

Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en las partidas 4.01 "Gastos de personal", 4.03 "Servicios no Personales" en lo correspondiente a las específicas: 403.10.07.00 "Servicios de capacitación y adiestramiento", 4.03.16.01.00 "Servicios de diversión, esparcimiento y culturales", 4.03.18.01.00 "Impuesto al valor agregado" y 4.03.19.01.00 Comisiones por servicios para cumplir con los beneficios sociales. **(Ver anexo: Partidas Válidas por Acciones Específicas de las Acciones Centralizadas)**

2. Acción Centralizada: "Gestión administrativa".

Son aquellas acciones relacionadas con el funcionamiento institucional, excepto las que corresponden a la dirección y coordinación de los gastos de los trabajadores. Entre otras acciones, incluyen las transferencias a entes públicos no relacionadas con los proyectos, instituciones y personas naturales privadas y a organismos internacionales, en cumplimiento de los acuerdos suscritos.

- **Acción Específica:** "Apoyo institucional a las acciones específicas de los proyectos del Organismo".

Ejecución de los créditos presupuestarios para sufragar los gastos de funcionamiento conformados, entre otros, por la adquisición de bienes y servicios, apoyo jurídico, informático, organización y sistema, reclutamiento y selección de personal, registro y auditoria interna.

Nota: No se deben incorporar gastos relativos a la construcción y conservaciones mayores de obras.

- **Acción Específica**: "Apoyo institucional al sector privado y al sector externo".

Aportes, donaciones y transferencias de recursos presupuestarios a personas jurídicas y naturales como asistencia económicas para sufragar sus gastos. Así como, las cumplir con las obligaciones con organismos internacionales.

- **Acción Específica:** "Apoyo institucional al sector público".

Aportes, donaciones y transferencias de recursos presupuestarios a los Entes descentralizados de la administración pública, para sufragar sus gastos de funcionamiento no vinculados a los proyectos del ente receptor del aporte.

Imputación Presupuestaria.

Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General, en las partidas 4.02 "Materiales, Suministros y Mercancías", 4.03 "Servicios no Personales", 4.04 "Activos Reales", 405 "Activos Financieros" 4.07 "Transferencias y Donaciones", relacionando a los Entes o Instituciones receptoras, 411 "Disminución de Pasivos" sólo por la 4.11.11.00.00 "Obligaciones de ejercicios anteriores", 4.08 "Otros Gastos" en lo correspondientes a las genéricas: 4.08.05.00.00 "Obligaciones en el ejercicio vigente", 4.08.08.00.00 "Indemnizaciones y sanciones pecuniarias" sólo por las específicas: 4.08.08.01.01 Indemnizaciones por daños y perjuicios ocasionados por organismos de la República, del Poder Estadal y del Poder Municipal y 4.08.08.02.01 Sanciones pecuniarias impuestas a los organismos de la República, del Poder Estadal y del Poder Municipal,

4.09 "Asignaciones no Distribuidas" sólo para la Asamblea Nacional y a otros Organismos con Autonomía Funcional; asimismo los centralizados en el Ministerio competente en materia de finanzas, (**anexo de Partidas Válidas por Acciones Especificas de las Acciones Centralizadas)**

3. Acción Centralizada: "Previsión y protección social".

Son aquellas acciones que permiten la administración de los recursos asignados a los gastos de los pensionados, pensionadas, jubilados y jubiladas, de conformidad con el ordenamiento jurídico vigente y las convenciones colectivas de trabajo.

- **Acción Específica:** "Asignación y control de los recursos para gastos de los pensionados, pensionadas, jubilados y jubiladas".

Ejecución de los créditos presupuestarios para sufragar los gastos de los pensionados, pensionadas, jubilados y jubiladas, adscritos a los órganos o entes de la Administración Pública.

Imputación Presupuestaria.

Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en las partidas 4.07. "Transferencias y Donaciones" **(Ver anexo de Partidas Válidas por Acciones Especificas de las Acciones Centralizadas)** y 4.03. "Servicios no Personales", por la especifica 4.03.18.01.00 "Impuesto al valor agregado" (IVA) a fin de atender el pago asociado al costo del Bono Alimentario.

4. Acción Centralizada: "Asignaciones predeterminadas".

Son aquellas que implican transferencias que deben realizar los órganos, de conformidad con la Constitución y el ordenamiento jurídico vigente.

- **Acción Específica:** "Asignación y control de los aportes constitucionales y legales"

Ejecución de los créditos presupuestarios para transferir los aportes constitucionales y legales. En el caso del aporte al Sistema de Justicia, debe considerarse que la inclusión y

el financiamiento de las acciones de los órganos involucrados, se discriminarán en cada una de las Acciones Centralizadas y Específicas señaladas en el presente documento, según corresponda.

Imputación presupuestaria.

Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en las partidas 4.07. "Transferencias y Donaciones". Se debe señalar la relación de los órganos y entes receptores.

Responsable /Ejecutor

Dependencia Administrativa señalada en la estructura presupuestaria.

Responsable operativo

Unidad ejecutora local y unidad administradora central o desconcentrada, señalada en la estructura financiera del presupuesto.

5. Acción Centralizada: "Dirección y coordinación del servicio de la deuda pública nacional".

Son aquellas que permiten la administración de los recursos asignados a la cancelación de la deuda pública, adquirida de acuerdo con la Ley Orgánica de la Administración Financiera del Sector Público; así como, lo correspondiente a la disminución de otros pasivos de conformidad con el ordenamiento jurídico vigente.

- **Acción Específica:** "Asignación y control de los recursos para el servicio de la deuda pública nacional"

Ejecución de los créditos presupuestarios para cancelar la deuda pública.

Imputación presupuestaria.

Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en

las partidas 4.10. "Servicio de la Deuda Pública" (De uso exclusivo del Ministerio del Poder Popular de Planificación y Finanzas) 4.03 "Servicios no Personales" en lo correspondiente a la específica: 4.03.18.01.00, "Impuesto al valor agregado", se imputa por esta específica los pagos correspondientes a los servicios de asesorías para operaciones de crédito público, contratados por la Oficina Nacional de Crédito Público, los cuales por naturaleza, son objeto de retenciones tributarias, como el IVA.

Responsable /Ejecutor

Dependencia Administrativa señalada en la estructura presupuestaria.

Responsable operativo

Unidad ejecutora local y unidad administradora central o desconcentrada, señalada en la estructura financiera del presupuesto.

6. Acciones Centralizadas "Otras"

Son todas aquellas acciones que responden al cumplimiento de la misión y atribuciones asignada en la Ley Orgánica de la Administración Pública Nacional y otras disposiciones legales, de manera que permitan apoyar las acciones específicas de los Proyectos u otras actividades que no estén previamente tipificados en las demás Acciones Centralizadas.

También podrán incluir las actividades o tareas relacionadas con la Defensa y Seguridad del Estado, cuyos gastos se contemplan en la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal.

- **Acciones Específicas** Las determinadas según el propósito de la Acción Centralizada.

Imputación Presupuestaria

Las que apliquen.

Responsable /Ejecutor

Dependencia Administrativa señalada en la estructura presupuestaria.

Actualmente se ha creado una nueva **Acción Centralizada** denominada "Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres" a la cual se le ha predeterminado el N° 0007

Su objetivo es la asignación y administración de los recursos para la protección integral a las familias y personas en caso de emergencias o desastres, de conformidad con la Ley Especial de Refugios Dignos para proteger a la población en caso de emergencias o desastres.

Al momento de crear una Acción Centralizada en la categoría "Otras" distinta a la anteriormente señalada, se le asignará un número distinto al N° 0007

- **Acción Específica:** "Asignación y control de los recursos para la atención de familias y personas en los refugios

Proteger a la población en caso de emergencias o desastres, mediante las construcciones temporales, habilitación acondicionamiento, organización, atención integral y gestión de los refugios en todo el territorio nacional.

NOTA: Ver Anexo N° 1 "Procedimiento y formulario para la "Solicitud de Creación de la Acción Centralizada Otras"

1.6 Actores responsables del proceso de registro de información en el Sispre.

Unidad Ejecutora Local

- Elabora información a ser utilizada en el proceso de Formulación del Proyecto de Presupuesto.
- Envía la información solicitada al responsable de la acción específica.

Acción Específica

El responsable de la Acción Específica:

- Revisa, ajusta (de ser necesario), consolida y aprueba la información a ser utilizada en el proceso de Formulación del Proyecto de Presupuesto.
- Envía la información solicitada al responsable del Proyecto/Acción Centralizada

Proyecto/Acción Centralizada

El responsable del Proyecto/Acción Centralizada:

- Recibe, revisa y propone los ajustes correspondientes a la información recibida de la acción específica.
- Consolida la información pertinente, carga la información (o instruye la carga de la información) en el Sispre y genera las salidas que le corresponde.
- Envía la información anterior a la unidad de presupuesto del órgano.

Unidad de Presupuesto del Órgano

El responsable de la unidad de presupuesto del órgano:

- Recibe, revisa y propone los ajustes correspondientes a la información recibida.
- Valida la información cargada en el SISPRE por los delegados de los proyectos o acciones centralizadas.

- Consolida la información pertinente y la presenta a las autoridades del órgano. Obtiene las firmas correspondientes en señal de conformidad.
- Envía la información del Módulo de Formulación Presupuestaria, a la Oficina Nacional de Presupuesto por medio de transferencia electrónica de datos vía Internet. Esta Información debe ser enviada debidamente impresa y firmada por la máxima autoridad del órgano o su delegado.

El nuevo Sistema de Formulación Presupuestaria esta basado en tecnología Web, es decir todos los datos serán enviados y recibidos vía Internet.

Oficina Nacional de Presupuesto

- Recibe, revisa y propone los ajustes correspondientes a la información recibida del órgano
- Valida la información cargada en el Sispre por el órgano
- Una vez validada la información y realizado los ajustes correspondientes, solicita a informática el cierre del Sistema Sispre, para que el órgano no pueda modificar la información
- Consolida la información correspondiente a los Proyectos de Presupuesto del Órgano
- Elabora documento consolidado del Proyecto de Ley de Presupuesto

1.7 Proceso de Formulación del Presupuesto de los Órganos de la República

Ministerio del Poder Popular de Planificación y Finanzas (MPPPF)

1. Dicta las directrices contenidas en las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación (PDESN) y las comunica a los órganos a través de reuniones efectuadas con el personal de la coordinación del Plan Operativo Anual Nacional (POAN), Oficina Nacional de Presupuesto (Onapre) y la Oficina Nacional de Crédito Público (ONCP).

El Órgano

2. Recibe las directrices y difunde la información a sus entes adscritos.
3. Determina en función de dichas directrices, así como de los lineamientos emanados de sus autoridades y de su Plan Operativo Anual (en adelante se denominará POA), las metas que deberán cumplir en el ejercicio presupuestario.
4. Estima los montos y procedencia de los recursos financieros para atender los respectivos créditos presupuestarios, conformando de esta forma sus respectivos Anteproyectos de Presupuesto.
5. Registra la información en la ficha del Proyecto del Sistema Nueva Etapa (a saber: datos básicos, información territorial, datos generales, indicadores del proyecto, acciones específicas y acciones financieras) de acuerdo a los lapsos notificados por la Coordinación POAN.
6. Una vez registrada la información, cierra el Sistema Nueva Etapa y se transfiere la información básica para la generación del Anteproyecto de Presupuesto a la Onapre y a la Coordinación del POAN para la elaboración del Plan Operativo Anual Nacional.

Oficina Nacional de Presupuesto (Onapre)

7. Recibe la información de los Anteproyectos de Presupuesto de la base de datos del Sistema Nueva Etapa.
8. Analiza y consolida los Anteproyectos de Presupuesto de los órganos para la producción del Informe al Presidente.
9. Envía a Instancias Superiores - Poder Ejecutivo para su revisión y análisis.

Instancias Superiores - Poder Ejecutivo Nacional

10. Recibe el Informe presidencial y determina el monto del Proyecto de Presupuesto, las asignaciones a cada uno de los órganos de la Administración Pública Nacional (en adelante se denominará APN); así como la política presupuestaria a seguir.
11. Informa a la Onapre mediante una comunicación, el monto total del Proyecto de Presupuesto del próximo ejercicio fiscal, así como la distribución y la política presupuestaria para cada uno de los órganos y entes de la APN.

Oficina Nacional de Crédito Público (ONCP)

12. Recibe del MPPPF, comunicación firmada por la máxima autoridad del órgano solicitante, que contiene el listado de los proyectos que se incluirán en la LEEA.
13. Selecciona, determina y consolida los Proyectos que se incluirán en la Ley Especial de Endeudamiento Anual (LEEA) y lo envía a la Oficina Nacional de Presupuesto, mediante comunicación.

Oficina Nacional de Presupuesto

14. Recibe del Poder Ejecutivo Nacional; la Información sobre la asignación, la distribución y la política presupuestaria y por parte de la ONCP, el monto correspondiente a la Ley Especial de Endeudamiento de los órganos que la contengan para el próximo ejercicio fiscal y se les notifica a los Órganos de la República, mediante comunicación.

El Órgano

15. Recibe comunicación sobre la cuota presupuestaria asignada, la distribución, los lineamientos de la política presupuestaria a seguir y el monto correspondiente al Proyecto de Ley de Endeudamiento (solamente los órganos que contengan Endeudamiento como fuente de financiamiento).
16. Procede a registrar la información en el Sispre para formular su Proyecto de Presupuesto.
17. Genera los reportes del Proyecto de Presupuesto a través del Sispre y se envían en físico a la Oficina Nacional de Presupuesto.

Oficina Nacional de Presupuesto

18. Recibe en físico y a través del Sispre, la información del Proyecto de Presupuesto de los órganos y entes de la APN.
19. Analiza y consolida los Proyectos de Presupuestos enviados por los órganos y entes de la APN.
20. Elabora el documento del Proyecto de Ley de Presupuesto junto con su Exposición de Motivos y lo envía al MPPPF.

Coordinación del POAN

21. Recibe la información de los Anteproyectos de Presupuesto de la base de datos del Sistema Nueva Etapa.
22. Analiza y consolida los Anteproyectos de Presupuesto para la elaboración del Plan Operativo Anual Nacional.
23. Elabora documento del Plan Operativo Anual y envía al MPPPF.

Oficina Nacional de Crédito Público

24 Elabora documento de la LEEA y envía al MPPPF.

Ministerio del Poder Popular de Planificación y Finanzas

25. Recibe, revisa y tramita el documento del Proyecto de Ley de Presupuesto, la Exposición de Motivos, el POAN, y la LEEA y lo envía a la Asamblea Nacional.

Asamblea Nacional

26 Recibe y analiza la información contenida en el documento del Proyecto de Ley de Presupuesto, Exposición de Motivos, el POAN, y la LEEA.

27. Aprueba y sanciona.

FLUJOGRAMA: Proceso General de Formulación de los Órganos de la República



Ministerio del Poder Popular de Planificación y Finanzas
Órgano
Oficina Nacional de Presupuesto
Poder Ejecutivo Nacional Instancias Superiores
Oficina Nacional de Crédito Público
Coordinación del POAN
Asamblea
Inicio
1
Dicta Directrices Contenidas en PDESN
2
Recibe Directrices y difunde a sus entes adscritos
3
Determina las Metas
4
Estima los montos y procedencias de los recursos
Conforma su Anteproyecto de Presupuesto
5
Registra en el Sistema Nueva Etapa
6
Cierra el SNE y Transfiere la información
7
Recibe y analiza los Anteproyectos de la Base de Datos del SNE
8
Analiza y consolida los Anteproyectos
Elabora Informe al Presidente
9
Envía
10
Recibe Informe al Presidente
Determina el monto del Proyecto de Ppto. las asignaciones y la política presupuestaria para cada uno de los órganos y entes
11
Informa
12
Ingresa información del MPPPF, con listado de los Proyectos de los Órganos que contenga endeudamiento como fuente de financiamiento
13
Selecciona, determina y consolida los Proyectos que se incluirán en la LEEA
Envía
14
Recibe información de Cuota, distribución. Políticas y LEEA
Informa
15
Recibe información de Cuota, distribución. Políticas y LEEA
16
Registra información en el Sispre para formular su Proy. de PPto
17
Genera Reportes del Proyecto de Ppto.
18
Recibe Información registrada en el Sispre
Recibe Reportes del Proyecto de Ppto.
19 y 20
Analiza, Consolida y Elabora El Proyecto de Ley de Ppto.y Exposición de Motivos
Envía
21
Recibe los Anteproyectos de la Base de Datos del SNE
22
Analiza y consolida los Anteproyectos
23
Elabora el POAN
Envía
24
Elabora LEEA
Envía
25
Recibe POAN, LEEA, Proyecto de Ley de Ppto. Y Exposición de Motivos
Revisa y envia
26
Recibe POAN, LEEA, Proyecto de Ley de Ppto. Y Exposición de Motivos
27
Aprueba y sanciona
Fin

ELABORADO POR: Dirección de Planificación y Organización

LEYENDA:

Símbolos:



Inicio o término

Actividad

Documento

Sistema Informático

Dirección de Flujo

Abreviaturas y Siglas

PDESN: Plan de Desarrollo Económico y Social de la Nación

POAN: Plan Operativo Anual Nacional

LEEA: Ley Especial de Endeudamiento Anual

SNE: Sistema Nueva Etapa

Sispre: Sistema Presupuestario

MPPPF: Ministerio del Poder Popular de Planificación y Finanzas

Ppto: Presupuesto

1.8 Formatos de Salida (Reportes del Sispre)

A Nivel Institucional

Muestran la información presupuestaria que resulta de la consolidación o agregación de los datos de los proyectos que integran el presupuesto los órganos. Los formularios que genera el sistema son los que se señalan a continuación:

- Asignado Vs Distribuido por Estructura Presupuestaria
- Clasificación del Personal por Escala de Sueldos y Salarios
- Clasificación del Personal por Estructura Presupuestaria
- Créditos Presupuestarios por Órganos
- Distribución del Gasto a Nivel de Acciones Centralizadas
- Distribución del Gasto a Nivel de Acciones Especificas por Acciones Centralizadas
- Distribución del Gasto a Nivel de Acciones Especificas por Proyectos
- Distribución del Gasto a Nivel de Proyectos
- Distribución del Gasto a Nivel del Organismo
- Distribución del Gasto a Nivel de Unidades Ejecutoras Locales
- Estructura Presupuestaria por Órgano
- Leyes Especiales de Endeudamiento por Fuente de Financiamiento
- Proyectos y Acciones Centralizadas del Órgano
- Recursos Humanos
- Resumen de Créditos Presupuestarios del Organismo
- Resumen de Créditos Presupuestarios por Proyectos
- Resumen de Créditos Presupuestarios por Acciones Centralizadas
- Resumen Institucional de Fuentes por Estructura Presupuestaria

- Resumen de Proyectos del Organismo (asignación presupuestaria)
- Resumen de Acciones Centralizadas del Organismo (asignación presupuestaria)
- Resumen de Créditos Presupuestarios por Unidad Ejecutora
- Resumen de Proyectos de Ejecución Multianual
- Subsidios a Nivel del Organismo
- Subsidios a Nivel de Acciones Centralizadas
- Subsidios a Nivel de Proyectos
- Transferencias a Órganos Externos a Nivel del Organismo
- Transferencias a Órganos Externos a Nivel de Acciones Centralizadas
- Transferencias a Órganos Externos a Nivel de Proyectos
- Transferencias al Sector Público a Nivel del Organismo
- Transferencias al Sector Público a Nivel de Acciones Centralizadas
- Transferencias al Sector Público a Nivel de Proyectos
- Unidades Organizacionales y Unidades Ejecutoras Locales

1.9 GLOSARIO

Este glosario tiene por finalidad definir los términos presupuestarios más usados en este instructivo de formulación presupuestaria.

Administración Pública: Conjunto de órganos y entes que conforman el sector público: La República, Los Estados, El Distrito Metropolitano, Los Distritos, Los Municipios, Los Institutos Autónomos, Las Sociedades Mercantiles donde la República tenga participación igual o mayor al 50%, Las Fundaciones y asociaciones civiles y demás instituciones constituidas con fondos públicos o dirigidas por personas con competencia otorgada por el sector público.

Clasificador Internacional Industrial Uniforme (CIIU): Es una norma de referencia elaborada por las Naciones Unidas, con la finalidad de uniformizar criterios de clasificación de todas las actividades económicas a nivel mundial. Las Actividades económicas se encuentran clasificadas en divisiones y éstas a su vez se ramifican en otras más detalladas.

Clasificador Presupuestario de Recursos y Egresos: Se constituye en un clasificador de las asignaciones presupuestarias de los distintos conceptos de ingresos, gastos y operaciones financieras , así como el ordenamiento de los datos estadísticos mediante los cuales se resumen, consolidan y organizan las estadísticas presupuestarias con el fin de generar elementos de juicio para la planificación de las políticas económicas y presupuestarias, facilitar el análisis de los efectos económicos y sociales de las actividades del sector público y su impacto en la economía o en sectores particulares de la misma, y hacer posible la formulación y ejecución financiera del presupuesto.

Dentro de sus principales objetivos se encuentran: Identificar y registrar la totalidad de los flujos de origen y aplicación de los recursos financieros. Interrelacionar y presentar la información presupuestaria sobre bases homogéneas y confiables, facilitando la integración de los sistemas de administración financiera del Estado.

Entes Descentralizados Funcionalmente Sin Fines Empresariales: Son aquellos que no realizan actividades de producción de bienes o servicios destinados a la venta y cuyos ingresos o recursos provengan fundamentalmente de esa actividad

Los Entes Descentralizados Funcionalmente Sin fines Empresariales estarán conformados por "los institutos autónomos, las personas jurídicas estatales de derecho público, las fundaciones, asociaciones civiles y demás instituciones constituidas con fondos públicos..." Art. 6 numeral 6, 7 y 10 de la LOAFSP.

Instituciones Públicas Financieras: Entes descentralizados en los que el Estado posee 50% o más de participación accionaria o composición patrimonial: Desarrollan una actividad de intermediación financiera (captación de recursos, otorgamiento y recuperación de préstamos, financiamiento y programas especiales, etc), sea con carácter empresarial o no.

Ingresos Ordinarios: "Son aquellos ingresos que se producen de manera permanente durante el correspondiente ejercicio económico financiero"; Según Gaceta Oficial N° 39.893 de fecha 28 de marzo de 2012. Art. 7, numeral 5 de la LOAFSP

Ingresos Extraordinarios: "Son aquellos ingresos producidos de manera eventual, aunque su vigencia comprenda varios ejercicios económicos financieros"; Según Gaceta Oficial N° 39.893 de fecha 28 de marzo de 2012. Art. 7, numeral 6 de la LOAFSP

Objetivo: Es un enunciado cualitativo de carácter general que da idea del resultado que se estima alcanzar en un período determinado.

Objetivo Estratégico: Logros que el Ejecutivo (Nacional, Estadal o Municipal) se propone alcanzar en relación con el desarrollo del país, para atender en un tiempo determinado los problemas o demandas de la sociedad.

Plan: Documento de planificación pública que establece en forma sistemática y coherente las políticas, objetivos, estrategias y metas deseadas, en función de la visión estratégica, incorporando los proyectos, acciones y recursos que se aplicarán para

alcanzar los fines establecidos. Ley Orgánica de Planificación Pública y Popular. Gaceta Oficial N° 6.011 Extraordinario, de fecha 21/12/2010.

Planificación: Proceso de formulación de planes y proyectos con vista a su ejecución racional y sistemática, en el marco de un sistema orgánico nacional, que permita la coordinación, cooperación, seguimiento y evaluación de las acciones planificadas, de conformidad con el proyecto nacional plasmado en la Constitución de la República y en el Plan de Desarrollo Económico y Social de la Nación.

Planes Estratégicos: Son aquellos formulados por los órganos y entes del Poder Público y las instancias del Poder Popular, en atención a los objetivos y metas sectoriales e institucionales que le correspondan de conformidad con el Plan de Desarrollo Económico y Social de la Nación.

Plan Estratégico Institucional: Es el instrumento a través del cual cada órgano y ente del Poder Público establece los proyectos, objetivos, metas, acciones y recursos dirigidos a darle concreción a los lineamientos plasmados en el Plan de Desarrollo Económico y Social de la Nación, según las orientaciones y señalamientos de la máxima autoridad jerárquica de la Administración Pública Nacional, Estadal o Municipal, o de los Poderes Legislativos, Judicial, Electoral o Ciudadano al cual corresponda, actuando de conformidad con la Ley.

Plan de Desarrollo Económico y Social de la Nación: Es el instrumento de planificación, mediante el cual se establecen las políticas, objetivos, medidas, metas y acciones dirigidas a darle concreción al proyecto nacional plasmado en la Constitución de la República, a través de la intervención planificada y coordinada de los órganos y entes del Poder Público e instancias del Poder Popular, actuando de conformidad con la misión institucional y competencias correspondientes.

Plan Operativo: Son aquellos formulados por los órganos y entes del Poder Público y las instancias de participación popular, sujetos a la Ley Orgánica Planificación Pública y Popular, con la finalidad de concretar los proyectos, recursos, objetivos y metas trazados en los planes estratégicos. Dichos planes tendrán vigencia durante el ejercicio fiscal, para el cual fueron formulados.

Plan Operativo Anual Nacional: Es aquel que integra los objetivos, metas, proyectos y acciones anuales formuladas por cada órgano y ente de la Administración Pública Nacional, a los fines de la concreción de los resultados y metas previstas en el Plan de Desarrollo Económico y Social de la Nación. El Plan Operativo Anual Nacional sirve de base y justificación para la obtención de los recursos a ser asignados a la Administración Pública Nacional en la Ley de Presupuesto del ejercicio fiscal al cual correspondan, de conformidad con las orientaciones financieras y de disciplina fiscal establecidas por el Ejecutivo Nacional y las disposiciones de la ley que rige sobre la Administración Financiera del Sector Público.

Política Presupuestaria: Se refiere a aquellos aspectos económicos que trascienden la esfera interna del órgano como la satisfacción de las necesidades básicas de la sociedad; en virtud que la existencia de un órgano se fundamenta en la contribución que hacen al logro de los objetivos de la colectividad. Como por ejemplo: La Política de Precios y Abastecimiento, la Política Educativa, entre otras.

Sistema Presupuestario (Sispre): Es una herramienta informática que permite la captura, registro y consolidación de la información; relacionada con la formulación presupuestaria del gasto del Proyecto y Ley de Presupuesto de los Órganos, Entes de la Administración Pública Nacional y Entidades Federales; así como las modificaciones presupuestarias y el Presupuesto de Recursos.

Unidad Ejecutora Local: Unidad administrativa responsable en forma total o parcial de la gestión de las acciones específicas contenidas en los proyectos y acciones centralizadas. Por tanto, es una unidad administrativa responsable de combinar insumos en función de productos.

Unidad de Medida: Es la dimensión en la que se expresan las unidades del producto (bien o servicio) asociada a las acciones específicas de un proyecto, o los resultados (impactos) del proyecto, sobre el problema o necesidad que intenta resolver o satisfacer.

Último Año Estimado: Comprende el presupuesto ejecutado a la fecha en que se registra el dato y la estimación del período restante.

Las Unidades Ejecutoras Locales: Son las que presupuestariamente realizan la ejecución física, total o parcial, de las metas, tareas previstas en las acciones específicas. Los Créditos asignados a estas categorías presupuestarías, se desagregaran entre las unidades ejecutoras locales seleccionadas.

Las unidades ejecutoras locales podrán estar encargadas de más de un proyecto.

PARTE 2: Anexos

N° DENOMINACIÓN

1. **Procedimiento:** Solicitud de Creación de la Acción Centralizada "Otras"
   Formulario: Solicitud de Creación de la Acción Centralizada "Otras"

2. **Procedimiento**: Solicitud de inclusión de Unidad de Medida en el Sistema Nueva Etapa y en el Sistema de Presupuesto, para Proyectos y Acciones Específicas.

   Formulario: Solicitud de inclusión de Unidad de Medida para proyectos en el Sistemas Nueva Etapa y en el Sistema de Presupuesto

   Formulario: Solicitud de inclusión de Unidad de Medida para Acciones Específicas en el Sistemas Nueva Etapa y en el Sistema de Presupuesto

3. **Partidas Válidas por Acciones Específicas de las Acciones Centralizadas**

4. **Manual de Referencia del Sistema de Formulación Presupuestaria SISPRE**

ANEXO N° 1

Procedimiento: Solicitud de Creación de la Acción Centralizada "Otras"

Formulario: Solicitud de Creación de la Acción Centralizada "Otras"

Procedimiento: Solicitud de Creación de la Acción Centralizada "Otras"

Objetivo:

Apoyar las acciones específicas de los Proyectos u otras actividades que no estén previamente tipificadas en las demás Acciones Centralizadas.

Formulario a Utilizar:

Solicitud de Creación de la Acción Centralizada "Otras"

Norma:

Los Órganos que hayan creado Acciones Centralizadas en el marco de la categoría "Otras" y requieran nuevamente su utilización en el ejercicio presupuestario que se formula, deberán notificar a la unidad o Dirección de la Onapre responsable de la gestión del presupuesto del Órgano.

DESCRIPCIÓN DEL PROCEDIMIENTO

Si durante el proceso de formulación presupuestaria el Órgano estima pertinente la creación de una Acción Centralizada, en el marco de la categoría "Otras", deberá ceñirse al siguiente procedimiento:

RESPONSABLE	PASOS	ACCIÓN
Órgano	1	Solicita a la Oficina Nacional de Presupuesto (Onapre) autorización a través de un oficio firmado por la máxima autoridad del Órgano. Dicho oficio debe estar acompañado de un informe, contentivo de los motivos que justifican la creación de la Acción Centralizada "Otras". Asimismo, le anexa el formulario **"Solicitud de Creación de la Acción Centralizada Otras"**

RESPONSABLE	PASOS	ACCIÓN
Oficina Nacional de Presupuesto	2	Recibe y analiza la documentación anterior: - Oficio - Informe - Formulario **"Solicitud de Creación de la Acción Centralizada Otras"**
	3	De aprobarse el uso de la creación de la Acción Centralizada solicitada, el responsable de la gestión del Presupuesto del Órgano en la Onapre, le informará oportunamente al Órgano la decisión al respecto e internamente a la Dirección de Informática para que aperture en el Sistema SISPRE la Acción Centralizada "Otras" que fue aprobada.
	4	De no aprobarse la creación de la Acción Centralizada "Otras", el responsable de la gestión del Presupuesto del Órgano en la Onapre, le informará oportunamente al Órgano la decisión adoptada.

Formulario: Solicitud de Creación de la Acción Centralizada "Otras"

A. Objetivo

Disponer de toda la información y datos básicos necesarios para el análisis y consideración de las solicitudes cursada por los Órganos en relación a la Acción Centralizada "Otras" , en caso de ser requerida durante el proceso de formulación presupuestaria, habida cuenta que la creación de esta categoría presupuestaria estará sujeta a la autorización de la Oficina Nacional de Presupuesto.

B. Instrucciones

CAMPOS	DESCRIPCIÓN
1	Indique el código presupuestario y la denominación del Órgano solicitante de la Acción Centralizada, dentro de la categoría presupuestaria "Otras"
2	Señale el código y la denominación de la Acción Centralizada solicitada
3	Señale el número de oficio con el cual se realizo la solicitud de creación de la Acción Centralizada "Otras" y su respectiva fecha de emisión
4 y 5	Indique el ejecutor y el responsable de la Acción Centralizada solicitada
6	Indique el año del ejercicio presupuestario en el que tendrá vigencia la Acción Centralizada solicitada
7	Señale el monto en bolívares que se estima asignar para la Acción Centralizada solicitada
8	Indique la denominación de la fuente de financiamiento mediante el cual se estima cubrir en el presupuesto la Acción Centralizada solicitada

CAMPOS	DESCRIPCIÓN
9	Haga una descripción del objetivo o propósito de la Acción Centralizada solicitada
10	Identifique cada una de Acciones Específicas necesarias para alcanzar los propósitos de la Acción Centralizada por crear y especifique: Código, Denominación, Ejecutor y la Unidad Ejecutora local
11	Registre las firmas de los responsable de la Acción Centralizada y de su Acción Específica respectiva, así como el de la máxima autoridad del órgano
12	Registre las firmas de los Directores responsables que en la Onapre autorizan y aprueban la apertura de la Acción Centralizada para el órgano que en cuestión hace la solicitud.

SOLICITUD DE CREACIÓN DE LA ACCIÓN CENTRALIZADA "OTRAS"

1.- Código Presupuestario-Denominación del Órgano Solicitante:				
2.- Código y Denominación de la Acción Centralizada :(El código es atributo de la Onapre)			3.- Oficio de Solicitud:	
4.- Ejecutor:	5.- Responsable:		6.- Período de Formulación Presupuestaria:	
7.- Monto Asignado en el Presupuesto (En Bolívares):			8.- Fuente de Financiamiento:	
9.- Descripción del Objetivo de la Acción Centralizada Solicitada:				
10.- Acción(es) Específica(s)				
Código:(Atributo de la Onapre)	Denominación:		Ejecutor:	Unidad(es) Ejecutora(s) Local(es):
Código:(Atributo de la Onapre)	Denominación:		Ejecutor:	Unidad(es) Ejecutora(s) Local(es):
Código:(Atributo de la Onapre)	Denominación:		Ejecutor:	Unidad(es) Ejecutora(s) Local(es):
11.- Firmas Responsables del Órgano			12.- Firmas Responsables Oficina Nacional de Presupuesto	
Responsable(s) de la(s) Acción(es) Específica(s)	Responsable de la Acción Centralizada	Máxima Autoridad	Director	Director General

ELABORADO POR: Dirección de Planificación y Organización

ANEXO N° 2

Procedimiento: Solicitud de inclusión de Unidad de Medida en el Sistema Nueva Etapa y en el Sistema de Presupuesto, para Proyectos y Acciones Específicas.

Formulario: Solicitud de inclusión de Unidad de Medida para proyectos en el Sistemas Nueva Etapa y en el Sistema de Presupuesto.

Formulario: Solicitud de inclusión de Unidad de Medida para Acciones Específicas en el Sistemas Nueva Etapa y en el Sistema de Presupuesto.

Objetivo:

Mejorar la medición de los bienes o servicios asociados a las acciones específicas de los proyectos o del resultado final que se espera alcanzar una vez que este se haya concluido.

Formulario a Utilizar:

- Solicitud de inclusión de Unidad de Medida para proyectos en el Sistemas Nueva Etapa y en el Sistema de Presupuesto
- Solicitud de inclusión de Unidad de Medida para Acciones Específicas en el Sistemas Nueva Etapa y en el Sistema de Presupuesto

Normas

- Las solicitudes de inclusión de nuevas unidades de medida en los sistemas "Nueva Etapa" y "Sistema de Presupuesto", deberán ser presentadas por los órganos y los entes a través de éste, a la Coordinación del Plan Operativo Anual Nacional (POAN), del Ministerio del Poder Popular de Planificación y Finanzas, a fin de mejorar el diseño de los proyectos y acciones específicas contenidos en el Plan Operativo Anual Nacional (POAN), el Plan Estratégico Institucional y la Ley de Presupuesto. (Ver Anexo N° 2 Procedimiento y Formulario "Solicitud de Inclusión de Nuevas Unidades de Medidas en el Sistema "Nueva Etapa" y en el "Sistema de Presupuesto", tanto para proyecto como para acciones específicas).
- La fecha tope para la recepción de las solicitudes de nuevas unidades de medida durante el proceso de formulación presupuestaria, será comunicada oportunamente por la Coordinación del POAN y Oficina Nacional de Presupuesto (Onapre), y durante la ejecución presupuestaria, sólo tendrán cabida las solicitudes que se refieran a proyectos nuevos, no incluidos en el presupuesto original, y cuenten con la aprobación de las instancias correspondientes.

DESCRIPCIÓN DEL PROCEDIMIENTO

Si durante el proceso de formulación presupuestaria, el Órgano estima pertinente la inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" y en el "Sistema de Presupuesto"; tanto para proyectos como para las acciones específicas, deberá ceñirse al siguiente procedimiento:

RESPONSABLE	PASOS	ACCIÓN
Órgano	1	Solicita autorización a la Coordinación del POAN del Ministerio del Poder Popular de Planificación y Finanzas para la inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" para Proyectos ó Acciones Específicas, a través de un oficio firmado por la máxima autoridad del órgano, contentivo de los motivos que justifican la solicitud, adjuntar al mismo el Formulario "Solicitud de inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" y en el "Sistema de Presupuesto", bien sea para Proyectos ó Acciones Específicas.
Coordinación del POAN del Ministerio del Poder Popular de Planificación y Finanzas	2	Recibe y analiza la documentación anterior: - Oficio - Formularios **"Inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" y en el "Sistema de Presupuesto", para Proyectos ó Acciones Específicas** - Envía dichos recaudos a la Onapre con su opinión al respecto.
Oficina Nacional de Presupuesto (Onapre)	3	Recibe y analiza Oficio y Formularios **"Inclusión de Nuevas Unidades de Medidas en el Sistemas Nueva Etapa y en el Sistema**

RESPONSABLE	PASOS	ACCIÓN
		de Presupuesto, para Proyectos ó Acciones Específicas".
Oficina Nacional de Presupuesto (Onapre)	4	Informa a la Coordinación del POAN los resultados del análisis efectuado a la solicitud.
Coordinación del POAN del Ministerio del Poder Popular de Planificación y Finanzas	5	Informa al Órgano correspondiente, los resultados del análisis efectuado tanto por la Coordinación del POAN como por parte de la Onapre.
Coordinación del POAN del Ministerio del Poder Popular de Planificación y Onapre.	6	Proceden a incorporar las nuevas unidades de medidas aprobadas en el **Sistemas Nueva Etapa y en el Sistema de Presupuesto.**

FORMULARIO: "SOLICITUD DE INCLUSIÓN DE UNIDAD DE MEDIDA PARA PROYECTOS EN EL SISTEMA NUEVA ETAPA (SNE) Y EN EL SISTEMA DE PRESUPUESTO"

Instrucciones para el registro de la Información:

CAMPOS	DESCRIPCIÓN
1	Indique el nombre del órgano/ente.
2	Indique la fecha de la solicitud.
3	Si el proyecto es nuevo marque con una "X".
4	Indique el código del Proyecto tal como aparece en el Sistema Nueva Etapa (SNE).
5	Indique el nombre del Proyecto tal como aparece en el Sistema Nueva Etapa (SNE).
6	Describa el Objetivo Específico del Proyecto.
7	Indique el nombre de la Unidad de Medida (UM) solicitada
8	Describa la justificación de la Unidad de Medida (UM) solicitada

SOLICITUD DE INCLUSIÓN DE UNIDAD DE MEDIDA PARA PROYECTOS EN EL SISTEMA NUEVA ETAPA (SNE) Y EN EL SISTEMA PRESUPUESTO (SISPRE)

NOMBRE DEL ÓRGANO / ENTE (1):

FECHA DE SOLICITUD (2):

PROYECTO NUEVO (3) ☐

Código del Proyecto en SNE (4)	Nombre del Proyecto (5)	Objetivo Específico del Proyecto (6)	Nombre de Unidad de Medida (UM) Solicitada (7)	Justificación de la Solicitud de UM (8)

SISPRE: Sistema de Presupuesto
SNE: Sistema Nueva Etapa
UM: Unidad de Medida

FORMULARIO: "SOLICITUD DE INCLUSION DE UNIDAD DE MEDIDA PARA ACCIONES ESPECIFICAS EN EL SISTEMA NUEVA ETAPA (SNE) Y EL SISTEMA DE PRESUPUESTO (SISPRE)

Instrucciones para el registro de la Información:

CAMPOS	DESCRIPCIÓN
1	Indique el nombre del órgano/ente.
2	Indique la fecha de la solicitud.
3	Indique el código del Proyecto tal como aparece en el Sistema Nueva Etapa (SNE).
4	Indique el nombre del Proyecto tal como aparece en el Sistema Nueva Etapa (SNE).
5	Indique el código de la Acción Específica tal como aparece en el Sistema Nueva Etapa (SNE).
6	Indique el nombre de la Acción Específica (AE).
7	Indique el nombre del bien o servicio de la Acción Específica (AE).
8	Nombre de la Unidad de Medida (UM) solicitada.
9	Describa la justificación de la Unidad de Medida (UM) solicitada

Gobierno Bolivariano de Venezuela

SOLICITUD DE INCLUSIÓN DE UNIDAD DE MEDIDA PARA ACCIONES ESPECÍFICAS EN EL SISTEMA NUEVA ETAPA (SNE) Y EL SISTEMA DE PRESUPUESTO (SISPRE)

NOMBRE DEL ÓRGANO / ENTE (1):

FECHA DE SOLICITUD (2):

CÓDIGO DEL PROYECTO (3):

NOMBRE DEL PROYECTO (4):

Código de la Acción Específica en SNE (5)	Nombre de la Acción Específica (AE) (6)	Nombre del bien o servicio de la AE (7)	Nombre de Unidad de Medida (UM) Solicitada (8)	Justificación de la solicitud de UM (9)

SNE: Sistema Nueva Etapa
AE: Acción Especifica
UM: Unidad de Medida

ANEXO N° 3

Partidas Válidas por Acciones Específicas de las Acciones Centralizadas

ANEXO N° 4

Manual de Referencia del Sistema de Formulación Presupuestaria SISPRE para los Órganos de la República

FOLDER BREAK

Folder: Venezuela Budget 2013\Venezuela Budget 2013\ONAPRE 2013\g) Ley Especial de Endeudamineto 2013

FOLDER BREAK

Filename: LEEA 2013.pdf

GACETA OFICIAL
DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

AÑO CXL — MES III   Caracas, martes 11 de diciembre de 2012   Nº 6.088 Extraordinario

SUMARIO

ASAMBLEA NACIONAL

LA ASAMBLEA NACIONAL
DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

Decreta

la siguiente,

LEY ESPECIAL DE ENDEUDAMIENTO ANUAL PARA EL EJERCICIO FISCAL 2013

Objeto

Artículo 1. La presente Ley tiene como objeto definir el límite máximo del monto de endeudamiento en bolívares que la República podrá contraer mediante la celebración de operaciones de crédito público y los criterios esenciales para su aplicación, definidas en el artículo 77 de la Ley Orgánica de la Administración Financiera del Sector Público, durante el Ejercicio Fiscal 2013, según la siguiente relación:

CONCEPTO	CONTRATACIÓN de Operaciones de Crédito Público (Bolívares)
Proyectos a ser ejecutados por intermediación de los órganos o entes que conforman el Sector Público (Artículo 2 de la presente Ley)	41.691.928.880,00
Gestión Fiscal (Artículo 6 de la presente Ley)	20.000.000.000,00
Servicio de la Deuda Pública Externa e Interna (Artículo 7 de la presente Ley)	33.040.862.052,00
TOTAL	**94.732.790.932,00**

CONCEPTO	DESEMBOLSOS de Operaciones de Crédito Público (Bolívares)
Proyectos a ser ejecutados por intermediación de los órganos o entes que conforman el Sector Público. (Artículo 4 de la presente Ley)	42.315.943.002,00
Gestión Fiscal (Artículo 6 de la presente Ley)	20.000.000.000,00
Servicio de la Deuda Pública Externa e Interna (Artículo 7 de la presente Ley)	33.040.862.052,00
TOTAL	**95.356.805.054,00**

Contratación para proyectos financiados con endeudamiento en el ejercicio fiscal 2013

Artículo 2. Se autoriza al Ejecutivo Nacional, a través del Ministerio del Poder Popular de Planificación y Finanzas para que, durante el Ejercicio Fiscal 2013, ejecute la contratación de operaciones de crédito público, destinadas al financiamiento de proyectos, ejecutados por intermediación de los órganos o entes que conforman el sector público indicados en la presente Ley, de conformidad con sus disposiciones, hasta por la cantidad de CUARENTA Y UN MIL SEISCIENTOS NOVENTA Y UN MILLONES NOVECIENTOS VEINTIOCHO MIL OCHOCIENTOS OCHENTA BOLÍVARES SIN CÉNTIMOS (Bs. 41.691.928.880,00) o su equivalente en divisas al tipo de cambio oficial, de acuerdo con las reglas de registro establecidas en el artículo 16 de la presente Ley, según el siguiente detalle:

MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE			
Código Nueva Etapa	**Órgano Ejecutor**	**Denominación del Proyecto**	**Contratación en Bolívares**
107249	Servicio Autónomo Servicios Ambientales del MARN (SAMARN)	Manejo Sustentable de los Recursos Naturales en la Cuenca del Río Caroní	13.020.526
50098	Servicio Autónomo Servicios Ambientales del MARN (SAMARN)	Proyecto Nacional de Gestión y Conservación Ambiental	1.809.374
107986	Servicio Autónomo Servicios Ambientales del MARN (SAMARN)	Fortalecimiento de Capacidades Nacionales para el Manejo y Disposición Final de los Residuos y Desechos Sólidos	62.477.895
50929	C.A. Hidrológica de Venezuela (HIDROVEN)	Agua Potable y Saneamiento en Zonas Urbanas y Rurales	28.040.898
106856	C.A. Hidrológica de Venezuela (HIDROVEN)	Racionalización de los Consumos de Agua Potable y Saneamiento en Zonas Urbanas y Rurales	15.953.970
110855	C.A. Hidrológica de Venezuela (HIDROVEN)	Saneamiento y Desarrollo Integral de la Cuenca del Río Tuy	2.324.310.301
111601	C.A. Hidrológica de Venezuela (HIDROVEN)	Atención Acueductos Rurales y Poblaciones Menores- Fase II	26.123.109
111691	C.A. Hidrológica de Venezuela (HIDROVEN)	Rehabilitación y Optimización de las Plantas Mayores de Potabilización de Agua en Venezuela	510.000.000
115082	Servicio Autónomo Servicios Ambientales del MARN (SAMARN)	Plan de drenaje, Control de Inundaciones y Manejo Integral de las Cuencas Tributarias al Sur del Lago de Maracaibo	645.000.000
114522	C.A. Hidrológica de Venezuela (HIDROVEN)	Optimización de la Gestión de la Calidad del Agua en Poblaciones Mayores a Cinco Mil habitantes	451.510.320
116383	Servicio Autónomo Servicios Ambientales del MARN (SAMARN)	Saneamiento del Río Guaire (Fase III)	1.347.190.000
118951	Instituto Geográfico de Venezuela Simón Bolívar (IGVSB)	Generación de la Cartografía Básica en los estados al Norte del Río Orinoco	449.969.781

119267	C.A. Hidrológica de Venezuela (HIDROVEN)	Construcción, Modernización y Optimización de la Infraestructura de los Sistemas de Abastecimiento de Agua Potable a Nivel Nacional	430.000.000
119572	Servicio Autónomo Servicios Ambientales del MARN (SAMARN)	Saneamiento y Control de Nivel del Lago de Valencia	629.186.479
TO[illegible]			6.934.592.653

[illegible] TRANSPORTE [illegible]

Código Nueva Etapa	Órgano Ejecutor	Denominación del Proyecto	Contratación en Bolívares
36998	C.A. Metro Los Teques (MELTE)	Línea 2. El Tambor - San Antonio de los Altos (Obras Civiles)	1.532.778.000
37766	Instituto de Ferrocarriles del Estado (IFE)	Sistema Ferroviario Central "Ezequiel Zamora", Tramo Puerto Cabello - La Encrucijada	2.418.674.548
112797	Instituto de Ferrocarriles del Estado (IFE)	Adquisición de Material Rodante y Ampliación de los Patios de Estacionamiento de la Línea Caracas-Cúa	950.300.000
35280	C.A. Metro de Caracas (CAMETRO)	Línea 5. Tramo Plaza Venezuela-Miranda II	860.000.000
119507	C.A. Metro de Caracas (CAMETRO)	Línea 5. Tramo Miranda II-Warairarepano (Obras Civiles)	860.000.000
119490	C.A. Metro de Caracas (CAMETRO)	Extensión de la Rinconada – Zoológico de la Línea 3 (Obras Civiles)	227.900.000
118380	Ministerio del Poder Popular para Transporte Terrestre	Segundo Cruce del Lago de Maracaibo (Puente Nigale)	1.566.517.425
119518	C.A. Metro Los Teques (MELTE)	Construcción de la Estación Ayacucho y Patios y Talleres	283.800.000
118631	C.A. Metro Los Teques (MELTE)	Línea 3. San Antonio de los Altos – La Rinconada	1.566.517.425
119508	C.A. Metro Los Teques (MELTE)	Línea 5. Patio y Talleres (Obras Civiles)	172.000.000
TOTAL			10.438.487.398

MINISTERIO DEL [illegible] TRANSPORTE [illegible] ACUÁTICO [illegible] AÉREO

Código Nueva Etapa	Órgano Ejecutor	Denominación del Proyecto	Contratación en Bolívares
119589	Consorcio Venezolano de Industrias Aeronáuticas y Servicios Aéreos, S.A. (CONVIASA)	Adquisición de Aeronaves Nuevas para Vuelos Locales y Regionales (EMBRAER ERJ-190)	2.455.300.000
TOTAL			2.455.300.000

MINISTERIO DEL [illegible] POPULAR PARA LA ENERGÍA

Código Nueva Etapa	Órgano Ejecutor	Denominación del Proyecto	Contratación en Bolívares
119158	Corporación Eléctrica Nacional, S.A. (CORPOELEC)	Rehabilitación de las Unidades 1 a 6 de la Casa de Máquinas 1 de la Central Hidroeléctrica Simón Bolívar (Guri)	211.087.000
119007	Corporación Eléctrica Nacional, S.A. (CORPOELEC)	Planta Termozulia III	777.538.412
118948	Corporación Eléctrica Nacional, S.A. (CORPOELEC)	Construcción de Subestaciones Encapsuladas en SF6 en la Zona Urbana de Maracaibo	87.399.288
119082	Corporación Eléctrica Nacional, S.A. (CORPOELEC)	II Desarrollo del Complejo Hidroeléctrico Uribante Caparo (Presa las Cuevas – Central las Coloradas)	2.303.562.525
104395	Corporación Eléctrica Nacional, S.A. (CORPOELEC)	Fortalecimiento y Desarrollo Institucional de CORPOELEC	65.521.680
118947	Corporación Eléctrica Nacional, S.A. (CORPOELEC)	Plan Nacional de Respaldo al Sistema de Transformadores de Potencia y Sistema Control de la Demanda (Convenio Binacional República Bolivariana de Venezuela y República Portugal)	731.000.000
119092	Corporación Eléctrica Nacional, S.A. (CORPOELEC)	Rehabilitación de la Central Hidroeléctrica Antonio José de Sucre (Macagua)	322.500.000
119006	Corporación Eléctrica Nacional S.A. (CORPOELEC)	Construcción de la Planta de Generación Termoeléctrica Antonio José de Sucre (Planta Cumaná) 1000MW	1.558.955.033
119065	Corporación Eléctrica Nacional, S.A. (CORPOELEC)	Reemplazo de turbogeneradores obsoletos por H-25 de última generación Hitachi	1.364.849.932
118917	Corporación Eléctrica Nacional, S.A. (CORPOELEC)	Planta Ciclo Combinado Termozulia V	1.290.000.000
119036	Corporación Eléctrica Nacional, S.A. (CORPOELEC)	Sistema de Transmisión en 400 KV Asociados a las Subestaciones Buena Vista y El Venado (Convenio Binacional República Bolivariana de Venezuela y República Portugal)	301.000.000
TO[illegible]			9.013.413.870

MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA [illegible]

Código Nueva Etapa	Organismo Ejecutor	Denominación del Proyecto	Contratación en Bolívares
25836	Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)	Desarrollo sostenible para las Zonas Semiáridas de los estados Lara y Falcón, Segunda Fase (PROSALAFA II)	26.400.182

116874	Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)	Desarrollo Integral y Sustentable para las Zonas Áridas de los estados Nueva Esparta y Sucre (PROSANESU)	164.825.680
TOTAL			191.225.862

MINISTERIO DEL PODER POPULAR DE INDUSTRIAS			
Código Nueva Etapa	Organismo Ejecutor	Denominación del Proyecto	Contratación en Bolívares
37659	Empresa de Producción Social Siderurgica Nacional C.A. (EPSSN)	Diseño, Construcción y Operación de un Complejo Siderúrgico	3.075.707.431
TOTAL			3.075.707.431

MINISTERIO DEL PODER POPULAR PARA LA DEFENSA			
Código Nueva Etapa	Organismo Ejecutor	Denominación del Proyecto	Contratación en Bolívares
116382	Ministerio del Poder Popular para la Defensa	Inversión Militar de la Fuerza Armada Nacional Bolivariana	8.600.000.000
TOTAL			8.600.000.000

MINISTERIO DEL PODER POPULAR PARA LA SALUD			
Código Nueva Etapa	Organismo Ejecutor	Denominación del Proyecto	Contratación en Bolívares
110600	Ministerio del Poder Popular Para la Salud	Apoyo a las Poblaciones Warao del Delta del Orinoco	3.482.248
TOTAL			3.482.248

[illegible]			
Código Nueva Etapa	Organismo Ejecutor	Denominación del Proyecto	Contratación en Bolívares
112111	Fundación Musical "Simón Bolívar"	Complejo de Acción Social por la Música Simón Bolívar	957.458.663
29444	Fundación Musical "Simón Bolívar"	Segunda Fase del Programa de Apoyo al Centro de Acción Social por la Música	22.260.755
TOTAL			979.719.418

TOTAL GENERAL DE PROYECTOS EJECUTADOS POR INTERMEDIACIÓN DE LOS ORGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL	41.691.928.880

Procesos asociados a la contratación de proyectos con endeudamiento en el Ejercicio Fiscal 2013

Artículo 3. La contratación que se derive del artículo anterior, será solicitada por los órganos o entes ejecutores al Ejecutivo Nacional, a través del Ministerio del Poder Popular de Planificación y Finanzas, mediante la solicitud de operación de crédito público junto con los recaudos indicados a este efecto de acuerdo a lo contemplado en la presente Ley, en la Ley Orgánica de la Administración Financiera del Sector Público y sus reglamentos.

La solicitud de operaciones de crédito público deberá ser entregada por los órganos o entes ejecutores hasta el 30 de junio de 2013, inclusive. Transcurrido ese plazo el Ejecutivo Nacional no recibirá nuevas solicitudes para la contratación de operaciones de crédito público.

Si la contratación se celebra mediante contratos de financiamiento bajo la autorización conferida en esta Ley, contemplando el uso del financiamiento en ejercicios fiscales subsiguientes, la República por órgano del Ministerio del Poder Popular de Planificación y Finanzas, conforme a los artículos 77 y 85 de la Ley Orgánica de la Administración Financiera del Sector Público, incluirá en las sucesivas leyes de presupuesto y en las leyes especiales de endeudamiento anual, las asignaciones presupuestarias y la autorización para los desembolsos que se consideren oportunos y que garanticen el adecuado uso del financiamiento, de acuerdo al cronograma de ejecución de los proyectos y a las condiciones de los contratos de financiamiento suscritos.

Para que un contrato de financiamiento sea suscrito en ocasión a la contratación descrita en esta Ley, se requerirá que los órganos o entes ejecutores consignen al Ejecutivo Nacional, por órgano del Ministerio del Poder Popular de Planificación y Finanzas a través de la Oficina Nacional de Crédito Público, previo a su suscripción, los respectivos contratos comerciales o civiles. Estos contratos comerciales o civiles, asociados a contratos de financiamiento en ocasión a la contratación descrita en esta Ley, no podrán contener cláusulas que obliguen a la República al pago de intereses moratorios, primas de seguro de crédito, comisiones financieras o cualquier otro costo económico que no esté directamente relacionado con la ejecución física del proyecto.

Desembolso para proyectos financiados con endeudamiento en el Ejercicio Fiscal 2013

Artículo 4. Se autoriza al Ejecutivo Nacional, a través del Ministerio del Poder Popular de Planificación y Finanzas para que durante el Ejercicio Fiscal 2013, ejecute el desembolso de operaciones de crédito público de acuerdo a las asignaciones presupuestarias descritas en la ley de presupuesto para el respectivo ejercicio fiscal y de conformidad con lo establecido en el artículo 83 de la Ley Orgánica de la Administración Financiera del Sector Público, hasta por la cantidad de **CUARENTA Y DOS MIL TRESCIENTOS QUINCE MILLONES NOVECIENTOS CUARENTA Y TRES MIL DOS BOLÍVARES SIN CÉNTIMOS (Bs. 42.315.943.002,00)** o su equivalente en divisas al tipo de cambio oficial, de acuerdo a las reglas de registro establecidas en el artículo 16 de la presente Ley, destinadas al financiamiento de proyectos ejecutados por intermediación de los entes u órganos que conforman el sector público.

Procesos asociados al desembolso de proyectos financiados con endeudamiento en el Ejercicio Fiscal 2013

Artículo 5. El desembolso que se derive del artículo 4 de la presente Ley, será solicitado por los órganos o entes ejecutores al Ejecutivo Nacional, por órgano del Ministerio del Poder Popular de Planificación y Finanzas, mediante la solicitud de operaciones de crédito público junto con los recaudos indicados a este efecto en dicha solicitud y de acuerdo a lo contemplado en la presente Ley, en la Ley Orgánica de la Administración Financiera del Sector Público y sus reglamentos.

La solicitud de operaciones de crédito público será entregada por los órganos o entes ejecutores hasta el 30 de junio de 2013, inclusive. Transcurrido ese límite el Ejecutivo Nacional no recibirá solicitudes para el desembolso de operaciones de crédito público.

Contratación y desembolso para gestión fiscal financiada con endeudamiento en el Ejercicio Fiscal 2013

Artículo 6. Se autoriza al Ejecutivo Nacional, a través del Ministerio del Poder Popular de Planificación y Finanzas para que durante el Ejercicio Fiscal 2013, ejecute la contratación y el desembolso de operaciones de crédito público, destinadas a la gestión fiscal del ejercicio económico financiero 2013, de acuerdo a las asignaciones presupuestarias descritas en la ley de presupuesto para el respectivo ejercicio fiscal y de conformidad con lo establecido en el artículo 83 de la Ley Orgánica de la Administración Financiera del Sector Público, hasta por la cantidad de **VEINTE MIL MILLONES DE BOLÍVARES SIN CÉNTIMOS (Bs. 20.000.000.000,00)** o su equivalente en divisas al tipo de cambio oficial, de acuerdo a las reglas de registro establecidas en el artículo 16 de la presente Ley.

Contratación y desembolso para el Servicio de la Deuda Pública en el Ejercicio Fiscal 2013

Artículo 7. Se autoriza al Ejecutivo Nacional, a través del Ministerio del Poder Popular de Planificación y Finanzas para que durante el Ejercicio Fiscal 2013, ejecute la contratación y el desembolso de operaciones de crédito público de acuerdo a las asignaciones presupuestarias correspondientes en la Ley de Presupuesto para el Ejercicio Fiscal 2013 y de conformidad con lo establecido en el artículo 83 de la Ley Orgánica de la Administración Financiera del Sector Público, hasta por la cantidad de **TREINTA Y TRES MIL CUARENTA MILLONES OCHOCIENTOS SESENTA Y DOS MIL CINCUENTA Y DOS BOLÍVARES SIN CÉNTIMOS (Bs.33.040.862.052,00)** o su equivalente en divisas al tipo de cambio oficial, de acuerdo a las reglas de registro establecidas en el artículo 16 de la presente Ley, destinadas al financiamiento del servicio de la deuda pública interna y externa, de conformidad con sus disposiciones.

Operaciones de refinanciamiento o reestructuración de la Deuda Pública Nacional

Artículo 8. Se autoriza al Ejecutivo Nacional, a través del Ministerio del Poder Popular de Planificación y Finanzas para que durante el Ejercicio Fiscal 2013, ejecute la contratación de operaciones de crédito público, destinadas al refinanciamiento o reestructuración de la deuda pública, hasta por la cantidad de **VEINTIÚN MIL TRESCIENTOS VEINTIOCHO MILLONES NOVENTA Y SEIS MIL CUATROCIENTOS SETENTA Y NUEVE BOLÍVARES SIN CÉNTIMOS (Bs. 21.328.096.479,00)** o su equivalente en divisas al tipo de cambio oficial, de acuerdo a las reglas de registro establecidas en el artículo 16 de la presente Ley, de conformidad con lo establecido en los artículos 81 y 88 de la Ley Orgánica de la Administración Financiera del Sector Público.

Las aplicaciones de los recursos derivados de la ejecución de las operaciones de crédito público contempladas en este artículo, si las hubiere, serán administradas por la Oficina Nacional del Tesoro en coordinación con la Oficina Nacional de Crédito Público. A este efecto, los recursos obtenidos formarán parte del Tesoro Nacional como una provisión de fondos de carácter específico y permanente bajo las instrucciones del Jefe de la Oficina Nacional de Crédito Público, de acuerdo a lo contemplado en el artículo 113 de la Ley Orgánica de la Administración Financiera del Sector Público.

Una vez efectuada la operación de crédito público autorizada en este artículo, el Ejecutivo Nacional informará a la Comisión Permanente de Finanzas y Desarrollo Económico de la Asamblea Nacional, sobre el resultado parcial o total de la misma, conteniendo este informe entre otros aspectos: títulos de la deuda emitidos por la República sometidos a canje, conversión, recompra o rescate, así como la situación del saldo de la deuda y su servicio.

Autorización y gestiones del Ministerio del Poder Popular de Planificación y Finanzas para la contratación de las operaciones de crédito público

Artículo 9. Antes de celebrar la contratación de las operaciones de crédito público autorizadas en los artículos 2, 6, 7 y 8 de la presente Ley, el Ejecutivo Nacional, a través del Ministerio del Poder Popular de Planificación y Finanzas, oirá la opinión del Banco Central de Venezuela, sobre el impacto monetario y las condiciones financieras de cada operación de acuerdo a lo contemplado en el artículo 86 de la Ley Orgánica de la Administración Financiera del Sector Público y en el Reglamento N° 2 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema de Crédito Público.

Igualmente, será necesaria, de conformidad con lo establecido en el artículo 80 de la Ley Orgánica de la Administración Financiera del Sector Público, la autorización de la Comisión Permanente de Finanzas y Desarrollo Económico de la Asamblea Nacional, la cual dispondrá de un plazo de diez días hábiles para su decisión, contados a partir de la fecha en que se dé cuenta de la solicitud en reunión ordinaria. Si transcurrido este lapso la Comisión Permanente de Finanzas y Desarrollo Económico de la Asamblea Nacional no se hubiere pronunciado, la solicitud en referencia se considerará aprobada.

Recursos derivados de la ejecución de operaciones de crédito público

Artículo 10. Los recursos derivados de la ejecución de operaciones de crédito público de los desembolsos de los artículos 4, 6 y 7 de la presente Ley, serán administrados por la Oficina Nacional del Tesoro en coordinación con la Oficina Nacional de Crédito Público.

Los recursos derivados de la ejecución de operaciones de crédito público que sean entregados a la República en numerario podrán ser invertidos y/o depositados en fideicomisos, cuentas remuneradas o cualquier otro tipo de instrumento financiero en los términos y condiciones que sean acordadas entre las oficinas antes mencionadas; a través de cualquier institución financiera, incluyendo el Banco del Tesoro, con domicilio en el país o en el extranjero, de acuerdo con lo contemplado en la Ley Orgánica de la Administración Financiera del Sector Público.

Los recursos derivados de la ejecución de operaciones de crédito público podrán ser entregados a la República a través de la constitución de fideicomisos, cuentas remuneradas o cualquier otro tipo de instrumento financiero, en los términos y condiciones que sean acordadas entre la Oficina Nacional del Tesoro en coordinación con la Oficina Nacional de Crédito Público, de conformidad con lo establecido en la Ley Orgánica de la Administración Financiera del Sector Público y desde dichos vehículos o instrumentos financieros podrán ser ejecutados los desembolsos correspondientes a los artículos 4, 6 y 7 de la presente Ley.

Los recursos derivados de la ejecución de operaciones de crédito público que sean entregados a la República mediante la recepción de bienes y/o servicios por parte de los órganos o entes ejecutores, serán programados en el presupuesto por el órgano o ente ejecutor y registrados como desembolsos en la fecha de su recepción por parte de los órganos o entes ejecutores, requiriendo para ambos procesos de la autorización de la Oficina Nacional del Tesoro y de la Oficina Nacional de Presupuesto, en coordinación con la Oficina Nacional de Crédito Público.

Las divisas provenientes de la ejecución de operaciones de crédito público serán vendidas al Banco Central de Venezuela al tipo de cambio oficial

correspondiente, salvo que el Ejecutivo Nacional, a través del Ministerio del Poder Popular de Planificación y Finanzas, ejecute los desembolsos en las divisas que hayan sido obtenidas en la fuente de financiamiento, de acuerdo a los términos establecidos en el presente artículo.

Los intereses, ganancias cambiarias y otros ingresos que puedan generarse en beneficio de la República por la suscripción de los contratos de financiamiento, serán administrados por la Oficina Nacional del Tesoro en coordinación con la Oficina Nacional de Crédito Público y podrán ser destinados a reducir los desembolsos que la República deba efectuar contemplados en los artículos 4, 6 y 7 de la presente Ley, mediante crédito adicional.

Costos derivados de la ejecución de las operaciones de crédito público

Artículo 11. Los costos incurridos por la República que el Ministerio del Poder Popular de Planificación y Finanzas haya convenido cancelar, asociados a los contratos de financiamiento suscritos, como las comisiones de administración, los gastos de seguro de crédito y el costo de financiamiento de los costos asociados, podrán ser sufragados por la República y no serán imputables a la contratación y/o al desembolso asignado a los proyectos autorizados en la presente Ley.

Exención de tributos nacionales a operaciones de crédito público

Artículo 12. El capital, los intereses y demás costos asociados a las operaciones de crédito público autorizadas en esta Ley estarán exentas de tributos nacionales, inclusive los establecidos en la Ley de Timbre Fiscal.

Transferencia de recursos

Artículo 13. El Ejecutivo Nacional podrá determinar que los recursos correspondientes al financiamiento de los proyectos ejecutados por intermediación de los órganos o entes de la Administración Pública Nacional, autorizados por esta Ley, cuya ejecución sea realizada por algún ente descentralizado, según lo establecido en los artículos 7 y 84 de la Ley Orgánica de la Administración Financiera del Sector Público, sean transferidos mediante convenios, o cualquier forma que determine el Ejecutivo Nacional, para que a través de los cuales, dichos órganos o entes se comprometan a pagar a la República o al ente prestamista, en nombre y por cuenta de ésta, según sea el caso, las obligaciones derivadas del respectivo contrato de financiamiento, en los términos y condiciones que se establezcan.

A estos efectos, el Ejecutivo Nacional determinará la forma, modalidad y obligaciones, que deberán ser cumplidas por los entes descentralizados, de conformidad con las obligaciones derivadas del respectivo contrato de financiamiento.

Letras del Tesoro

Artículo 14. Se autoriza al Ejecutivo Nacional, a través del Ministerio del Poder Popular de Planificación y Finanzas para que durante el ejercicio fiscal 2013, emita Letras del Tesoro hasta un máximo en circulación al cierre del ejercicio fiscal 2013 de **NUEVE MIL DOSCIENTOS OCHENTA MILLONES DE BOLÍVARES SIN CÉNTIMOS (Bs.9.280.000.000,00)**, de acuerdo a las reglas de registro establecidas en el artículo 16 de la presente Ley, de conformidad con lo establecido en el artículo 77, numeral 1 y el artículo 80 de la Ley Orgánica de la Administración Financiera del Sector Público.

Vigencia y reprogramaciones de la presente Ley

Artículo 15. La contratación y/o el desembolso a que se refiere esta Ley, sólo podrá iniciarse a partir de su entrada en vigencia el 01 de enero de 2013 hasta el 31 de diciembre de 2013.

Las cantidades asignadas para la contratación y/o el desembolso autorizadas en la presente Ley que no sean contratados y/o desembolsados en el año 2013, no podrán ser contratados y/o desembolsados en los ejercicios fiscales subsiguientes, salvo nueva autorización legislativa.

Durante el período de vigencia de la presente Ley, el Ejecutivo Nacional a través del Ministerio del Poder Popular de Planificación y Finanzas, podrá efectuar reprogramaciones de la contratación y los desembolsos asignados a los proyectos descritos en la misma, incluyendo la autorización del trámite de las modificaciones presupuestarias correspondientes.

Las reprogramaciones de los proyectos establecerán las cantidades asignadas para la contratación y desembolso señaladas en esta Ley, así como los órganos o entes ejecutores que las reciben y ceden.

Toda reprogramación de los proyectos que se realice conforme a este artículo requerirá la autorización de la Comisión Permanente de Finanzas y Desarrollo Económico de la Asamblea Nacional, la cual dispondrá de un plazo de diez días hábiles para su decisión, contados a partir de la fecha en que se dé cuenta de la solicitud en sesión ordinaria. Si transcurrido este lapso la Comisión Permanente de Finanzas y Desarrollo Económico de la Asamblea Nacional no se hubiere pronunciado, la solicitud en referencia se considerará aprobada.

Durante la vigencia de esta Ley, las reprogramaciones de los proyectos indicadas en este artículo serán efectuadas por la República por órgano del Ministerio del Poder Popular de Planificación y Finanzas a solicitud y acuerdo de los órganos o entes ejecutores que lo requieran.

Desde el 01 de julio de 2013 hasta el 31 de diciembre de 2013, las reprogramaciones de los proyectos indicadas en este artículo, serán efectuadas por la República por órgano del Ministerio del Poder Popular de Planificación y Finanzas sobre las cantidades asignadas para la contratación y desembolso establecidas en esta Ley, que los órganos o entes ejecutores no hayan solicitado asignar ninguna fuente de financiamiento y/o uso del financiamiento.

Reglas de registro

Artículo 16. Los pasivos contraídos por la República en ocasión a la celebración de operaciones de crédito público se registrarán a sus valores nominales en las divisas originales en que se reciban.

Los ingresos o activos financieros que se perciban o mantengan en bienes y/o servicios directamente suministrados por sus proveedores a los órganos o entes ejecutores, en ocasión a la celebración de operaciones de crédito público, deben expresarse en su equivalente en bolívares al tipo de cambio ASK, ALTO o para la venta, correspondiente a la fecha de liquidación, en la fecha valor de recepción de los bienes y/o servicios, establecida por el Banco Central de Venezuela en el momento del registro del activo o ingreso.

Los ingresos o activos financieros que se perciban o mantengan en divisas, en ocasión a la celebración de operaciones de crédito público, deben expresarse en su equivalente en bolívares al tipo de cambio BID, BAJO o para la compra, correspondiente a la fecha de liquidación, en la fecha valor de la recepción de las divisas, establecida por el Banco Central de Venezuela en el momento del registro del activo o ingreso.

El registro de los desembolsos debe basarse en las reglas previstas para los ingresos o activos financieros que se perciban o mantengan en divisas o bienes y/o servicios directamente suministrados por sus proveedores a los órganos o entes ejecutores, en ocasión a la celebración de operaciones de crédito público.

Obligación de reportar de los órganos o entes que conforman el sector público

Artículo 17. Los órganos o entes ejecutores de los proyectos señalados en esta Ley, deberán presentar al Ministerio del Poder Popular de Planificación y Finanzas y a la Comisión Permanente de Finanzas y Desarrollo Económico de la Asamblea Nacional un informe semestral sobre la ejecución que hagan de las inversiones financiadas con endeudamiento previstas en el Plan Operativo Anual, incluyendo la explicación de la diferencia o retraso entre la ejecución realizada y la ejecución programada y los pagos de servicio de la deuda efectuados en el marco de los convenios de transferencia suscritos.

Dado, firmado y sellado en el Palacio Federal Legislativo, sede de la Asamblea Nacional, en Caracas, a los cuatro días del mes de diciembre de dos mil doce. Año 202° de la Independencia y 153° de la Federación.

DIOSDADO CABELLO RONDÓN
Presidente de la Asamblea Nacional

ARISTÓBULO ISTÚRIZ
Primer Vicepresidente

BLANCA EEKHOUT
Segunda Vicepresidenta

IVÁN ZERPA GUERRERO
Secretario

VÍCTOR CLARK BOSCÁN
Subsecretario

Promulgación de la Ley Especial de Endeudamiento Anual para el Ejercicio Fiscal 2013, de conformidad con lo previsto en el artículo 213 de la Constitución de la República Bolivariana de Venezuela.

Palacio de Miraflores, en Caracas, a los siete días del mes de diciembre de dos mil doce Años 202° de la Independencia, 153° de la Federación y 13° de la Revolución Bolivariana.

Cúmplase,
(L.S.)

HUGO CHÁVEZ FRÍAS

Refrendado
El Vicepresidente Ejecutivo
(L.S.)

NICOLAS MADURO MOROS

Refrendado
La Ministra del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno
(L.S.)

CARMEN TERESA MELENDEZ RIVAS

Refrendado
El Encargado del Ministerio del Poder Popular para Relaciones Interiores y Justicia
(L.S.)

NESTOR LUIS REVEROL TORRES

Refrendado
El Encargado del Ministerio del Poder Popular para Relaciones Exteriores
(L.S.)

NICOLAS MADURO MOROS

Refrendado
El Ministro del Poder Popular de Planificación y Finanzas
(L.S.)

JORGE GIORDANI

El Ministro del Poder Popular para la Defensa
(L.S.)

DIEGO ALFREDO MOLERO BELLAVIA

Refrendado
La Ministra del Poder Popular para
el Comercio
(L.S.)

EDMEE BETANCOURT DE GARCIA

Refrendado
El Ministro del Poder Popular para
Industrias
(L.S.)

RICARDO JOSE MENENDEZ PRIETO

Refrendado
El Ministro del Poder Popular para
el Turismo
(L.S.)

ALEJANDRO ANTONIO FLEMING CABRERA

Refrendado
El Ministro del Poder Popular
para la Agricultura y Tierras
(L.S.)

JUAN CARLOS LOYO HERNANDEZ

Refrendado
La Ministra del Poder Popular para
la Educación Universitaria
(L.S.)

MARLENE YADIRA CORDOVA

Refrendado
La Ministra del Poder Popular para
la Educación
(L.S.)

MARYANN DEL CARMEN HANSON FLORES

Refrendado
La Ministra del Poder Popular para
la Salud
(L.S.)

EUGENIA SADER CASTELLANOS

Refrendado
La Ministra del Poder Popular para
el Trabajo y Seguridad Social
(L.S.)

MARIA CRISTINA IGLESIAS

Refrendado
El Ministro del Poder Popular para
Transporte Terrestre
(L.S.)

JUAN DE JESUS GARCIA TOUSSAINTT

Refrendado
La Ministra del Poder Popular para
Transporte Acuático y Aéreo
(L.S.)

ELSA ILIANA GUTIERREZ GRAFFE

Refrendado
El Ministro del Poder Popular para
Vivienda y Hábitat
(L.S.)

RICARDO ANTONIO MOLINA PEÑALOZA

Refrendado
El Ministro del Poder Popular
de Petróleo y Minería
(L.S.)

RAFAEL DARIO RAMIREZ CARREÑO

Refrendado
El Ministro del Poder Popular para
el Ambiente
(L.S.)

CRISTOBAL NICOLAS FRANCISCO ORTIZ

Refrendado
El Ministro del Poder Popular
para Ciencia, Tecnología e Innovación
(L.S.)

JORGE ALBERTO ARREAZA MONTSERRAT

Refrendado
El Ministro del Poder Popular para
la Comunicación y la Información
(L.S.)

ERNESTO EMILIO VILLEGAS POLJAK

Refrendado
La Ministra del Poder Popular para
las Comunas y Protección Social
(L.S.)

ISIS OCHOA CAÑIZALEZ

Refrendado
El Ministro del Poder Popular para
la Alimentación
(L.S.)

CARLOS OSORIO ZAMBRANO

Refrendado
El Ministro del Poder Popular para
la Cultura
(L.S.)

PEDRO CALZADILLA

Refrendado
El Ministro del Poder Popular para
el Deporte
(L.S.)

HECTOR RODRIGUEZ CASTRO

Refrendado
La Ministra del Poder Popular para
los Pueblos Indígenas
(L.S.)

ALOHA JOSELYN NUÑEZ GUTIERREZ

Refrendado
La Ministra del Poder Popular
para la Mujer y la Igualdad de Género
(L.S.)

NANCY PEREZ SIERRA

Refrendado
El Ministro del Poder Popular
Para la Energía Eléctrica
(L.S.)

HECTOR NAVARRO DIAZ

Refrendado
La Ministra del Poder Popular
para la Juventud
(L.S.)

MARIA PILAR HERNANDEZ DOMINGUEZ

Refrendado
La Ministra del Poder Popular
para el Servicio Penitenciario
(L.S.)

MARIA IRIS VARELA RANGEL

Refrendado
El Ministro de Estado para
la Banca Pública
(L.S.)

RODOLFO CLEMENTE MARCO TORRES

Refrendado
El Ministro de Estado para
la Transformación Revolucionaria
de la Gran Caracas
(L.S.)

FRANCISCO DE ASIS SESTO NOVAS

GACETA OFICIAL

DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

DEPÓSITO LEGAL: ppo 187207DF1

AÑO CXL — MES III Nº 6.088 Extraordinario

Caracas, martes 11 de diciembre de 2012

Esquina Urapal, edificio Dimase, La Candelaria
Caracas - Venezuela
Tarifa sujeta a publicación de fecha 14 de noviembre de 2003
en la Gaceta Oficial Nº 37.818
http://www.minci.gob.ve

Esta Gaceta contiene 8 Págs. costo equivalente
a 11,65% valor Unidad Tributaria

LEY DE PUBLICACIONES OFICIALES
(22 DE JULIO DE 1941)

Artículo 11. La GACETA OFICIAL, creada por Decreto Ejecutivo del 11 de octubre de 1872, continuará editándose en la Imprenta Nacional con la denominación GACETA OFICIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

Artículo 12. La GACETA OFICIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA se publicará todos los días hábiles, sin perjuicio de que se editen números extraordinarios siempre que fuere necesario: y deberán insertarse en ella sin retardo los actos oficiales que hayan de publicarse.

Parágrafo único. Las ediciones extraordinarias de la GACETA OFICIAL tendrán una numeración especial.

Artículo 13. En la GACETA OFICIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA se publicarán los actos de los Poderes Públicos que deberán insertarse y aquellos cuya inclusión sea conveniente por el Ejecutivo Nacional.

Artículo 14. Las leyes, decretos y demás actos oficiales tendrán carácter de públicos por el hecho de aparecer en la GACETA OFICIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, cuyos ejemplares tendrán fuerza de documentos públicos.